UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of a Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
GBP	British Pounds
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of October 31, 2023.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Enhanced U.S. Large Company Portfolio vs.

S&P 500® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.77%	9.76%	10.38%

U.S. Large Cap Equity Portfolio vs.

Russell 1000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	8.83%	10.52%	10.53%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Value Portfolio vs.

Russell 1000® Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.89%	6.10%	7.68%

U.S. Targeted Value Portfolio — Institutional Class vs.

Russell 2000® Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-1.90%	7.92%	7.23%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Value Portfolio vs.

Russell 2000® Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-2.49%	7.16%	6.79%

U.S. Core Equity 1 Portfolio vs.

Russell 3000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	6.69%	9.93%	10.03%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Core Equity 2 Portfolio vs.

Russell 3000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	5.64%	9.63%	9.43%

U.S. Vector Equity Portfolio vs.

Russell 3000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.41%	7.28%	7.49%

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Portfolio vs.

Russell 2000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-3.96%	5.75%	6.79%

U.S. Micro Cap Portfolio vs.

Russell 2000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-4.74%	5.38%	6.80%

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. High Relative Profitability Portfolio vs.

Russell 1000® Index

May 16, 2017-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	8.67%	11.38%	11.91%

DFA Real Estate Securities Portfolio vs.

Dow Jones U.S. Select REIT Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-7.83%	2.82%	5.41%

8

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023

Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%

Total Return for 12 Months Ended October 31, 2023

Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500® Index. This strategy uses S&P 500® Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2023, 100% of the equity exposure consisted of S&P 500® Index futures contracts. The behavior of S&P 500® Index futures contracts is determined principally by the performance of the S&P 500® Index.

For the 12 months ended October 31, 2023, total returns were 9.77% for the Portfolio and 10.14% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio’s underperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. Realized term premiums were generally negative during the period. As a result, the fixed income component’s allocation to securities with maturities longer than one-year detracted from performance. Realized credit premiums were generally positive during the period, resulting in the fixed income component’s allocation to corporate securities contributing positively to performance. On balance, the fixed income component underperformed the financing cost of the S&P 500® Index futures contracts that the Portfolio held throughout the year.

9

U.S. Large Cap Equity Portfolio

The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. large-cap securities with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 610 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 8.83% for the Portfolio and 9.48% for the Russell 1000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations within the large cap universe detracted from relative performance, as these stocks generally underperformed. With value stocks underperforming growth stocks, the Portfolio’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the Portfolio’s exclusion of REITs contributed positively to relative performance, as REITs generally underperformed.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. The Master Fund also generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2023, the Master Fund held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -0.89% for the Portfolio and 0.13% for the Russell 1000® Value Index, the Portfolio’s benchmark. The Master Fund’s emphasis on stocks with smaller market capitalizations within the large-cap value segment of the U.S. market detracted from relative performance, as these stocks underperformed. Conversely, the Master Fund’s exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,390 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -1.90% for the Portfolio and -9.93% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s emphasis on higher-profitability stocks within the small- and mid-cap value segment of the U.S. market contributed positively to relative performance, as these stocks generally outperformed. The Portfolio’s inclusion of mid-cap stocks also contributed positively to relative performance, as these stocks generally outperformed. Additionally, the Portfolio’s exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

10

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks with higher profitability. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 950 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -2.49% for the Portfolio and -9.93% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s emphasis on higher-profitability stocks within the small-value segment of the U.S. market contributed positively to relative performance, as these stocks generally outperformed. The Portfolio’s exclusion of REITs and highly regulated utilities also contributed positively to relative performance, as REITs and utilities generally underperformed.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 2,650 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 6.69% for the Portfolio and 8.38% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks generally underperformed. With value stocks underperforming growth stocks, the Portfolio’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the Portfolio’s exclusion of REITs contributed positively to relative performance, as REITs generally underperformed.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 2,680 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 5.64% for the Portfolio and 8.38% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks generally underperformed. With value stocks underperforming growth stocks, the Portfolio’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the Portfolio’s exclusion of REITs contributed positively to relative performance, as REITs generally underperformed.

11

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio’s increased exposure to small-cap and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 2,450 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -0.41% for the Portfolio and 8.38% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks generally underperformed. With value stocks underperforming growth stocks, the Portfolio’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the Portfolio’s exclusion of REITs contributed positively to relative performance, as REITs generally underperformed.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price, companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,920 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -3.96% for the Portfolio and -8.56% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks generally underperformed. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excludes stocks with the lowest profitability and highest relative price, companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,580 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -4.74% for the Portfolio and -8.56% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as those stocks generally underperformed. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

12

U.S. High Relative Profitability Portfolio

The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. The Portfolio generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2023, the Portfolio held approximately 170 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 8.67% for the Portfolio and 9.48% for the Russell 1000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations within the large-cap high relative profitability segment of the U.S. market detracted from relative performance, as these stocks generally underperformed. Conversely, the Portfolio’s exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio invests in a broadly diversified group of U.S. real estate securities. As of October 31, 2023, the Portfolio held approximately 140 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -7.83% for the Portfolio and -6.25% for the Dow Jones U.S. Select REIT Index, the Portfolio’s benchmark. Differences in REIT eligibility between the Portfolio and the Dow Jones U.S. Select REIT Index detracted from the Portfolio’s performance relative to the benchmark, most notably among tower REITs. The Portfolio includes tower REITs, which are not held by the benchmark, and these securities generally underperformed.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES
	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,005.60	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,012.80	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

14

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$966.10	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,001.80	0.30%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,004.50	0.31%	$1.57
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.31%	$1.58
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,004.50	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$998.00	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$985.70	0.28%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$967.40	0.28%	$1.39
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$979.50	0.41%	$2.05
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.41%	$2.09
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,005.50	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$895.10	0.18%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

15

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

16

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023 (October 19, 2023 with respect to the Enhanced U.S. Large Company Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	3.4%
Communications	0.5%
Consumer, Cyclical	8.4%
Consumer, Non-cyclical	9.1%
Energy	5.9%
Financials	45.1%
Foreign Government	3.0%
Industrials	1.4%
Supranational	0.7%
Technology	2.4%
U.S. Government	17.0%
Utilities	3.1%

100.0%

17

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	8.2%
Consumer Discretionary	10.5%
Consumer Staples	6.9%
Energy	6.4%
Financials	13.1%
Health Care	13.4%
Industrials	10.9%
Information Technology	24.8%
Materials	3.6%
Real Estate	0.3%
Utilities	1.9%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.9%
Consumer Discretionary	16.2%
Consumer Staples	4.6%
Energy	10.9%
Financials	25.4%
Health Care	5.7%
Industrials	17.4%
Information Technology	7.8%
Materials	7.7%
Real Estate	1.1%
Utilities	0.3%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.1%
Consumer Discretionary	15.5%
Consumer Staples	4.8%
Energy	12.4%
Financials	24.2%
Health Care	4.0%
Industrials	20.0%
Information Technology	7.2%
Materials	8.3%
Real Estate	0.9%
Utilities	0.6%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	7.5%
Consumer Discretionary	10.8%
Consumer Staples	6.4%
Energy	7.3%
Financials	14.1%
Health Care	11.4%
Industrials	13.1%
Information Technology	23.0%
Materials	3.9%
Real Estate	0.3%
Utilities	2.2%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	6.5%
Consumer Discretionary	10.0%
Consumer Staples	6.2%
Energy	6.7%
Financials	15.2%
Health Care	11.6%
Industrials	15.0%
Information Technology	22.5%
Materials	4.4%
Real Estate	0.3%
Utilities	1.6%

100.0%

U.S. Vector Equity Portfolio
Communication Services	5.8%
Consumer Discretionary	11.2%
Consumer Staples	5.0%
Energy	10.6%
Financials	22.1%
Health Care	9.5%
Industrials	17.8%
Information Technology	9.3%
Materials	7.1%
Real Estate	0.6%
Utilities	1.0%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.4%
Consumer Discretionary	13.8%
Consumer Staples	4.8%
Energy	6.7%
Financials	19.9%
Health Care	9.0%
Industrials	21.6%
Information Technology	12.1%
Materials	6.0%
Real Estate	0.7%
Utilities	3.0%

100.0%

U.S. Micro Cap Portfolio
Communication Services	3.1%
Consumer Discretionary	14.3%
Consumer Staples	4.8%
Energy	6.4%
Financials	20.6%
Health Care	10.8%
Industrials	20.6%
Information Technology	11.1%
Materials	5.0%
Real Estate	1.0%
Utilities	2.3%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	1.1%
Consumer Discretionary	9.3%
Consumer Staples	10.1%
Energy	6.1%
Financials	10.7%
Health Care	15.1%
Industrials	15.3%
Information Technology	30.0%
Materials	2.2%
Utilities	0.1%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

18

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face Amount^		Value†
		(000)
BONDS — (78.3%)
AUSTRALIA — (0.6%)
Glencore Funding LLC
Ω	4.625%, 04/29/24		1,150	1,141,207

CANADA — (11.1%)
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.465%, FRN,
	5.811%, 01/10/25		173	$172,216
(r)	SOFR + 1.060%, FRN,
	6.403%, 06/07/25		110	110,193
(r)	SOFR + 1.330%, FRN,
	6.674%, 06/05/26		683	685,943
Bank of Nova Scotia
	0.700%, 04/15/24		3,000	2,929,877
Brookfield Finance, Inc.
	4.000%, 04/01/24		400	396,713
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.765%, 10/18/24		2,014	2,010,516
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,381,612
Enbridge, Inc.
	2.150%, 02/16/24		500	494,025
PSP Capital, Inc.
	3.290%, 04/04/24	CAD	5,000	3,577,321
Royal Bank of Canada
	2.550%, 07/16/24		2,000	1,953,191
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	9,500	6,785,538

TOTAL CANADA				21,497,145

FRANCE — (3.9%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		200	196,613
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.751%, 02/04/25		1,000	993,512
BNP Paribas SA
Ω	3.375%, 01/09/25		1,900	1,835,283
BPCE SA
Ω	2.375%, 01/14/25		2,265	2,153,884

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Societe Generale SA
Ω	3.875%, 03/28/24	500	$495,133
Ω	2.625%, 10/16/24	2,000	1,930,274

TOTAL FRANCE			7,604,699

GERMANY — (4.3%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	2,500	2,434,824
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25	1,871	1,807,236
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24	500	491,508
Ω	3.250%, 08/01/24	1,750	1,714,787
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23	2,000	1,994,469

TOTAL GERMANY			8,442,824

IRELAND — (1.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24	2,300	2,235,145

ITALY — (2.3%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	2,202	2,138,991
Republic of Italy Government International Bonds
	2.375%, 10/17/24	2,500	2,414,225

TOTAL ITALY			4,553,216

JAPAN — (4.4%)
American Honda Finance Corp.
	0.550%, 07/12/24	1,000	964,749
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	2,500	2,478,638
Nomura Holdings, Inc.
	2.648%, 01/16/25	2,500	2,387,626
ORIX Corp.
	4.050%, 01/16/24	425	423,162

19

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
JAPAN — (Continued)
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		300	$293,157
Sumitomo Mitsui Trust Bank Ltd.
	0.850%, 03/25/24		2,000	1,959,647

TOTAL JAPAN				8,506,979

NETHERLANDS — (6.1%)
BNG Bank NV
	2.000%, 04/12/24	GBP	500	598,090
	5.250%, 05/20/24	AUD	10,000	6,361,336
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,417,825
ING Groep NV
	3.550%, 04/09/24		1,500	1,483,121

TOTAL NETHERLANDS				11,860,372

NORWAY — (1.7%)
Kommunalbanken AS
	5.250%, 07/15/24	AUD	5,300	3,373,637

SPAIN — (0.6%)
Banco Santander SA
	2.706%, 06/27/24		1,200	1,172,968

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,240,097

SWITZERLAND — (1.2%)
UBS AG
#Ω	0.700%, 08/09/24		2,450	2,350,979

UNITED KINGDOM — (3.3%)
BAT Capital Corp.
	3.222%, 08/15/24		580	567,005
HSBC USA, Inc.
	3.750%, 05/24/24		1,250	1,233,750
Nationwide Building Society
Ω	0.550%, 01/22/24		1,475	1,457,139
NatWest Markets PLC
Ω	0.800%, 08/12/24		350	335,747
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		2,958	2,897,541

TOTAL UNITED KINGDOM				6,491,182

UNITED STATES — (37.0%)
American Express Co.
	3.375%, 05/03/24		1,075	1,061,734

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Express Co., Floating Rate Note, SOFR + 0.930%, FRN
#(r)	6.273%, 03/04/25	500	$500,993
	American Tower Corp.
	0.600%, 01/15/24	500	494,321
	American Water Capital Corp.
	3.400%, 03/01/25	2,600	2,516,583
	Ameriprise Financial, Inc.
	3.000%, 04/02/25	1,814	1,742,035
	Amgen, Inc.
	3.125%, 05/01/25	3,000	2,884,754
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,461,343
Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.965%, 04/25/25	1,500	1,496,300
	Boardwalk Pipelines LP
	4.950%, 12/15/24	1,500	1,476,460
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,733,701
	Capital One Financial Corp.
	3.200%, 02/05/25	600	573,659
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,700,966
	Charles Schwab Corp.
	0.750%, 03/18/24	174	170,509
	Cigna Group
	3.500%, 06/15/24	40	39,385
	Discover Bank
	2.450%, 09/12/24	350	336,663
	Discover Financial Services
	3.950%, 11/06/24	1,500	1,459,026
	Edison International
	3.550%, 11/15/24	1,500	1,457,250
	Elevance Health, Inc.
	3.500%, 08/15/24	200	196,080
	2.375%, 01/15/25	2,800	2,686,614
	Energy Transfer LP
	2.900%, 05/15/25	2,000	1,905,193
	EOG Resources, Inc.
	3.150%, 04/01/25	2,107	2,031,540
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,934,875
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24	2,500	2,454,650

20

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	General Motors Financial Co., Inc.
	1.050%, 03/08/24	500	$491,116
	3.800%, 04/07/25	1,500	1,447,702
	Georgia-Pacific LLC
Ω	0.625%, 05/15/24	2,000	1,943,643
	HSBC USA, Inc.
	3.500%, 06/23/24	1,100	1,080,136
	International Business Machines Corp.
	3.000%, 05/15/24	2,200	2,167,926
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.134%, 06/08/26	1,072	1,079,325
	Kinder Morgan Energy Partners LP
	4.250%, 09/01/24	1,500	1,475,730
	Lazard Group LLC
	3.750%, 02/13/25	1,500	1,451,522
	MPLX LP
	4.875%, 12/01/24	1,250	1,233,127
	National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	2,000	1,969,559
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,439,318
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	979,353
	ONEOK, Inc.
	2.750%, 09/01/24	360	349,876
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	2.700%, 11/01/24	1,183	1,141,669
	Realty Income Corp.
	3.875%, 07/15/24	2,500	2,464,678
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	1,000	980,090
	Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,368,329
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,524,489
	Ventas Realty LP
	3.750%, 05/01/24	1,000	985,748
	3.500%, 02/01/25	400	385,429
	VF Corp.
	2.400%, 04/23/25	3,000	2,824,863

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Walgreens Boots Alliance, Inc.
#	3.800%, 11/18/24	2,500	$2,428,805
Wells Fargo & Co.
#	3.300%, 09/09/24	3,000	2,929,273
Willis North America, Inc.
	3.600%, 05/15/24	500	492,912

TOTAL UNITED STATES			71,949,252

TOTAL BONDS			152,419,702

U.S. TREASURY OBLIGATIONS — (16.7%)
U.S. Treasury Notes
	0.375%, 04/15/24	28,300	27,658,828
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.567%, 04/30/25	4,900	4,904,865

TOTAL U.S. TREASURY OBLIGATIONS			32,563,693

COMMERCIAL PAPER — (3.3%)
SWITZERLAND — (0.2%)
Glencore Funding LLC
Ω	5.670%, 11/10/23	400	399,384

UNITED KINGDOM — (2.1%)
GlaxoSmithKline LLC
Ω	5.330%, 11/20/23	2,000	1,994,053
Lloyds Bank PLC
	5.711%, 11/08/23	2,000	1,997,630

TOTAL UNITED KINGDOM			3,991,683

UNITED STATES — (1.0%)
3M Co.
Ω	5.800%, 01/24/24	2,000	1,974,587

TOTAL COMMERCIAL PAPER (Cost $6,364,601)			6,365,654

TOTAL INVESTMENT SECURITIES (Cost $197,817,998)			191,349,049

21

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	281,841	$3,260,057

TOTAL INVESTMENTS — (100.0%) (Cost $201,078,273)			$194,609,106

As of October 31, 2023, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,427,860	SEK	48,584,599	State Street Bank and Trust	12/27/23	$62,976
USD	11,153,088	AUD	17,535,916	Barclays Capital	01/04/24	5,383
USD	10,607,835	CAD	14,490,378	HSBC Bank	01/12/24	144,967

Total Appreciation						$213,326
SEK	48,584,599	USD	4,428,034	Barclays Capital	12/27/23	$(63,150)
USD	604,975	GBP	498,887	Citibank, N.A.	01/18/24	(1,786)

Total (Depreciation)						$(64,936)

Total Appreciation (Depreciation)						$148,390

As of October 31, 2023, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	950	12/15/23	$215,151,574	$200,081,875	$(15,069,699)

Total Futures Contracts			$215,151,574	$200,081,875	$(15,069,699)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,141,207	—	$1,141,207
Canada	—	21,497,145	—	21,497,145
France	—	7,604,699	—	7,604,699
Germany	—	8,442,824	—	8,442,824
Ireland	—	2,235,145	—	2,235,145
Italy	—	4,553,216	—	4,553,216
Japan	—	8,506,979	—	8,506,979
Netherlands	—	11,860,372	—	11,860,372

22

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$3,373,637	—	$3,373,637
Spain	—	1,172,968	—	1,172,968
Supranational Organization Obligations	—	1,240,097	—	1,240,097
Switzerland	—	2,350,979	—	2,350,979
United Kingdom	—	6,491,182	—	6,491,182
United States	—	71,949,252	—	71,949,252
U.S. Treasury Obligations	—	32,563,693	—	32,563,693
Commercial Paper	—	6,365,654	—	6,365,654
Securities Lending Collateral	—	3,260,057	—	3,260,057
Forward Currency Contracts**	—	148,390	—	148,390
Futures Contracts**	$(15,069,699)	—	—	(15,069,699)

TOTAL	$(15,069,699)	$194,757,496	—	$179,687,797

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

23

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.2%)
* Alphabet, Inc., Class A	215,670	$26,760,334	1.7%
* Alphabet, Inc., Class C	178,843	22,409,028	1.5%
Comcast Corp., Class A	192,293	7,939,778	0.5%
* Meta Platforms, Inc., Class A	99,762	30,055,298	1.9%
Verizon Communications, Inc.	168,852	5,931,771	0.4%
Other Securities		33,623,614	2.2%

TOTAL COMMUNICATION SERVICES		126,719,823	8.2%

CONSUMER DISCRETIONARY — (10.5%)
* Amazon.com, Inc.	376,141	50,060,606	3.2%
Home Depot, Inc.	41,719	11,876,982	0.8%
McDonald’s Corp.	23,223	6,088,374	0.4%
* Tesla, Inc.	72,431	14,547,042	0.9%
Other Securities		79,551,028	5.2%

TOTAL CONSUMER DISCRETIONARY		162,124,032	10.5%

CONSUMER STAPLES — (6.9%)
Coca-Cola Co.	139,387	7,873,972	0.5%
Costco Wholesale Corp.	15,364	8,487,688	0.5%
PepsiCo, Inc.	58,406	9,536,532	0.6%
Procter & Gamble Co.	89,222	13,385,977	0.9%
Walmart, Inc.	67,173	10,976,740	0.7%
Other Securities		56,302,863	3.7%

TOTAL CONSUMER STAPLES		106,563,772	6.9%

ENERGY — (6.3%)
Chevron Corp.	77,881	11,349,598	0.7%
ConocoPhillips	67,100	7,971,480	0.5%
Exxon Mobil Corp.	208,006	22,017,435	1.4%
Other Securities		56,451,750	3.7%

TOTAL ENERGY		97,790,263	6.3%

FINANCIALS — (13.0%)
Bank of America Corp.	228,598	6,021,271	0.4%
* Berkshire Hathaway, Inc., Class B	61,526	21,000,670	1.4%
JPMorgan Chase & Co.	109,615	15,243,062	1.0%
Mastercard, Inc., Class A	35,432	13,334,833	0.9%
# Visa, Inc., Class A	61,047	14,352,150	0.9%
Other Securities		131,407,661	8.4%

TOTAL FINANCIALS		201,359,647	13.0%

HEALTH CARE — (13.3%)
Abbott Laboratories	62,251	5,885,832	0.4%
AbbVie, Inc.	75,544	10,665,302	0.7%
Amgen, Inc.	23,156	5,920,989	0.4%
Bristol-Myers Squibb Co.	103,105	5,313,001	0.3%
Eli Lilly & Co.	36,750	20,356,927	1.3%
Gilead Sciences, Inc.	71,502	5,615,767	0.4%
Johnson & Johnson	109,959	16,311,318	1.1%
Merck & Co., Inc.	127,000	13,042,900	0.8%

24

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	226,093	$6,909,402	0.4%
Thermo Fisher Scientific, Inc.	15,127	6,728,036	0.4%
UnitedHealth Group, Inc.	41,703	22,334,459	1.4%
Other Securities		87,463,691	5.8%

TOTAL HEALTH CARE		206,547,624	13.4%

INDUSTRIALS — (10.9%)
Caterpillar, Inc.	24,452	5,527,375	0.4%
Deere & Co.	14,121	5,159,249	0.3%
Honeywell International, Inc.	30,835	5,650,822	0.4%
Union Pacific Corp.	25,819	5,360,283	0.3%
Other Securities		146,994,048	9.5%

TOTAL INDUSTRIALS		168,691,777	10.9%

INFORMATION TECHNOLOGY — (24.7%)
Accenture PLC, Class A	27,337	8,121,549	0.5%
* Adobe, Inc.	17,341	9,226,452	0.6%
* Advanced Micro Devices, Inc.	54,976	5,415,136	0.4%
Apple, Inc.	467,445	79,825,583	5.2%
Broadcom, Inc.	19,205	16,158,511	1.0%
Cisco Systems, Inc.	178,752	9,318,342	0.6%
International Business Machines Corp.	53,406	7,724,644	0.5%
Microsoft Corp.	264,903	89,566,353	5.8%
NVIDIA Corp.	73,818	30,102,980	2.0%
Oracle Corp.	55,977	5,788,022	0.4%
QUALCOMM, Inc.	53,111	5,788,568	0.4%
* Salesforce, Inc.	32,588	6,544,648	0.4%
Other Securities		109,161,006	6.9%

TOTAL INFORMATION TECHNOLOGY		382,741,794	24.7%

MATERIALS — (3.6%)
Linde PLC	18,643	7,124,609	0.5%
Other Securities		48,760,979	3.1%

TOTAL MATERIALS		55,885,588	3.6%

REAL ESTATE — (0.3%)
Other Securities		3,865,780	0.3%

UTILITIES — (1.9%)
Other Securities		29,882,289	1.9%

TOTAL COMMON STOCKS (Cost $744,784,674)		1,542,172,389	99.7%

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	918,086	918,086	0.1%

25

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	449,317	$5,197,255	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $750,900,015)		$1,548,287,730	100.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$126,709,532	$10,291	—		$126,719,823
Consumer Discretionary	162,124,032	—	—		162,124,032
Consumer Staples	106,563,772	—	—		106,563,772
Energy	97,790,263	—	—		97,790,263
Financials	201,359,647	—	—		201,359,647
Health Care	206,512,767	—	$34,857		206,547,624
Industrials	168,691,777	—	—		168,691,777
Information Technology	382,741,794	—	—		382,741,794
Materials	55,885,588	—	—		55,885,588
Real Estate	3,865,780	—	—		3,865,780
Utilities	29,882,289	—	—		29,882,289
Temporary Cash Investments	918,086	—	—		918,086
Securities Lending Collateral	—	5,197,255	—		5,197,255

TOTAL	$1,543,045,327	$5,207,546	$34,857	^	$1,548,287,730

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

26

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$21,191,308,792

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$21,191,308,792

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

27

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (2.7%)
#	Nexstar Media Group, Inc.	313,260	$43,881,461	0.4%
	Other Securities		277,227,449	2.5%

TOTAL COMMUNICATION SERVICES			321,108,910	2.9%

CONSUMER DISCRETIONARY — (14.9%)
#*	AutoNation, Inc.	326,725	42,500,388	0.4%
	BorgWarner, Inc.	1,734,241	63,993,493	0.6%
#	Dillard’s, Inc., Class A	131,820	40,923,519	0.4%
#	Group 1 Automotive, Inc.	160,563	40,514,862	0.4%
#	Lithia Motors, Inc.	193,912	46,967,426	0.4%
#	Macy’s, Inc.	3,343,933	40,729,104	0.4%
#	Penske Automotive Group, Inc.	489,981	70,106,481	0.6%
*	Taylor Morrison Home Corp.	1,092,774	41,875,100	0.4%
	Toll Brothers, Inc.	1,181,034	83,510,914	0.8%
	Other Securities		1,297,165,222	11.6%

TOTAL CONSUMER DISCRETIONARY			1,768,286,509	16.0%

CONSUMER STAPLES — (4.2%)
*	Hostess Brands, Inc.	1,382,161	46,164,177	0.4%
	Ingredion, Inc.	424,738	39,746,982	0.4%
*	Post Holdings, Inc.	617,280	49,555,238	0.5%
	Other Securities		361,674,217	3.2%

TOTAL CONSUMER STAPLES			497,140,614	4.5%

ENERGY — (10.0%)
#*	CNX Resources Corp.	1,766,002	38,357,563	0.4%
	HF Sinclair Corp.	1,452,267	80,426,546	0.7%
#	Matador Resources Co.	841,863	51,934,528	0.5%
	Murphy Oil Corp.	1,440,370	64,629,402	0.6%
	Patterson-UTI Energy, Inc.	3,111,162	39,511,757	0.4%
	PBF Energy, Inc., Class A	1,213,812	57,692,484	0.5%
#	Range Resources Corp.	2,084,081	74,693,463	0.7%
	SM Energy Co.	1,163,311	46,904,700	0.4%
#	TechnipFMC PLC	1,737,294	37,386,567	0.3%
	Other Securities		698,123,916	6.3%

TOTAL ENERGY			1,189,660,926	10.8%

FINANCIALS — (23.4%)
*	American Equity Investment Life Holding Co.	842,065	44,595,762	0.4%
	Assured Guaranty Ltd.	613,840	38,303,616	0.4%
	Axis Capital Holdings Ltd.	766,336	43,757,786	0.4%
#	Bank OZK	1,161,169	41,581,462	0.4%
	MGIC Investment Corp.	2,233,839	37,617,849	0.3%
#	New York Community Bancorp, Inc.	4,950,961	46,935,101	0.4%
	Old Republic International Corp.	1,844,185	50,493,785	0.5%
	Popular, Inc.	690,156	44,887,746	0.4%
#	SouthState Corp.	613,316	40,540,188	0.4%
	Unum Group	1,565,395	76,547,816	0.7%
	Other Securities		2,314,374,519	20.9%

TOTAL FINANCIALS			2,779,635,630	25.2%

28

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (5.3%)
#* Acadia Healthcare Co., Inc.	643,565	$47,308,463	0.4%
* Envista Holdings Corp.	1,705,519	39,687,427	0.4%
Other Securities		539,049,913	4.9%

TOTAL HEALTH CARE		626,045,803	5.7%

INDUSTRIALS — (16.0%)
AGCO Corp.	369,245	42,337,632	0.4%
Air Lease Corp.	1,197,642	41,474,342	0.4%
* Beacon Roofing Supply, Inc.	579,646	41,253,406	0.4%
* Builders FirstSource, Inc.	589,724	63,996,848	0.6%
Knight-Swift Transportation Holdings, Inc.	1,369,894	66,974,118	0.6%
Ryder System, Inc.	391,993	38,234,997	0.3%
UFP Industries, Inc.	445,831	42,429,736	0.4%
WESCO International, Inc.	358,650	45,978,930	0.4%
Other Securities		1,513,571,807	13.7%

TOTAL INDUSTRIALS		1,896,251,816	17.2%

INFORMATION TECHNOLOGY — (7.2%)
Amkor Technology, Inc.	2,270,601	47,364,737	0.4%
* Arrow Electronics, Inc.	602,483	68,327,597	0.6%
Avnet, Inc.	990,678	45,898,112	0.4%
TD SYNNEX Corp.	477,246	43,753,913	0.4%
Other Securities		651,627,310	6.0%

TOTAL INFORMATION TECHNOLOGY		856,971,669	7.8%

MATERIALS — (7.0%)
Commercial Metals Co.	1,070,361	45,265,567	0.4%
Huntsman Corp.	1,930,589	45,040,641	0.4%
# U.S. Steel Corp.	1,551,972	52,596,331	0.5%
Other Securities		692,323,786	6.3%

TOTAL MATERIALS		835,226,325	7.6%

REAL ESTATE — (1.0%)
Other Securities		116,114,718	1.0%

UTILITIES — (0.3%)
Other Securities		37,289,844	0.3%

TOTAL COMMON STOCKS		10,923,732,764	99.0%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		208,302	0.0%

INDUSTRIALS — (0.1%)
Other Security		4,654,436	0.0%

TOTAL PREFERRED STOCKS		4,862,738	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,299,109,260)		10,928,595,502

29

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	97,807,211	$97,807,211	0.9%

SECURITIES LENDING COLLATERAL — (7.1%)
@§ The DFA Short Term Investment Fund	72,920,449	843,470,839	7.6%

TOTAL INVESTMENTS— (100.0%) (Cost $9,240,403,593)		$11,869,873,552	107.5%

As of October 31, 2023, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	467	12/15/23	$99,503,545	$98,356,037	$(1,147,508)

Total Futures Contracts			$99,503,545	$98,356,037	$(1,147,508)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$320,987,555	$121,355	—		$321,108,910
Consumer Discretionary	1,768,286,509	—	—		1,768,286,509
Consumer Staples	497,130,389	10,225	—		497,140,614
Energy	1,189,584,973	75,953	—		1,189,660,926
Financials	2,779,552,931	82,699	—		2,779,635,630
Health Care	623,900,359	—	$2,145,444		626,045,803
Industrials	1,896,102,795	105,267	43,754		1,896,251,816
Information Technology	856,842,997	128,672	—		856,971,669
Materials	834,804,132	—	422,193		835,226,325
Real Estate	116,114,718	—	—		116,114,718
Utilities	37,289,844	—	—		37,289,844
Preferred Stocks
Communication Services	208,302	—	—		208,302
Industrials	4,654,436	—	—		4,654,436
Temporary Cash Investments	97,807,211	—	—		97,807,211
Securities Lending Collateral	—	843,470,839	—		843,470,839
Futures Contracts**	(1,147,508)	—	—		(1,147,508)

TOTAL	$11,022,119,643	$843,995,010	$2,611,391	^	$11,868,726,044

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

30

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.8%)
COMMUNICATION SERVICES — (2.0%)
	Other Securities		$267,906,523	2.1%

CONSUMER DISCRETIONARY — (14.7%)
*	Adtalem Global Education, Inc.	1,101,384	57,051,691	0.4%
#	Group 1 Automotive, Inc.	299,563	75,588,732	0.6%
	MDC Holdings, Inc.	1,862,398	70,678,004	0.6%
	Meritage Homes Corp.	575,946	65,669,363	0.5%
*	Mohawk Industries, Inc.	927,314	74,537,499	0.6%
	PVH Corp.	964,158	71,685,147	0.6%
*	Taylor Morrison Home Corp.	2,812,419	107,771,896	0.8%
#	Thor Industries, Inc.	778,484	68,452,098	0.5%
*	Tri Pointe Homes, Inc.	2,638,710	66,126,073	0.5%
	Other Securities		1,327,268,650	10.3%

TOTAL CONSUMER DISCRETIONARY			1,984,829,153	15.4%

CONSUMER STAPLES — (4.5%)
*	Hostess Brands, Inc.	2,723,889	90,977,893	0.7%
	Seaboard Corp.	17,124	60,053,012	0.5%
	Other Securities		463,045,263	3.6%

TOTAL CONSUMER STAPLES			614,076,168	4.8%

ENERGY — (11.7%)
#*	CNX Resources Corp.	4,193,703	91,087,229	0.7%
#*	DT Midstream, Inc.	1,059,150	57,162,325	0.4%
#	Helmerich & Payne, Inc.	1,575,064	62,325,282	0.5%
	Murphy Oil Corp.	2,271,281	101,912,378	0.8%
	PBF Energy, Inc., Class A	1,937,224	92,076,257	0.7%
*	Southwestern Energy Co.	8,134,083	57,996,012	0.4%
	TechnipFMC PLC	3,148,191	67,749,070	0.5%
#*	Transocean Ltd.	11,182,191	74,026,104	0.6%
	Other Securities		975,727,588	7.6%

TOTAL ENERGY			1,580,062,245	12.2%

FINANCIALS — (23.0%)
*	American Equity Investment Life Holding Co.	2,039,490	108,011,390	0.8%
	Assured Guaranty Ltd.	1,301,830	81,234,192	0.6%
#	Bank OZK	1,968,405	70,488,583	0.6%
#	FNB Corp.	8,069,732	86,265,435	0.7%
	MGIC Investment Corp.	4,553,567	76,682,068	0.6%
	Nelnet, Inc., Class A	696,237	59,047,860	0.5%
	New York Community Bancorp, Inc.	8,439,224	80,003,844	0.6%
	Old National Bancorp	4,171,537	57,150,057	0.5%
	Popular, Inc.	1,165,993	75,836,185	0.6%
#	Valley National Bancorp	7,317,366	56,929,107	0.4%
	White Mountains Insurance Group Ltd.	43,400	62,094,550	0.5%
	Other Securities		2,288,134,622	17.6%

TOTAL FINANCIALS			3,101,877,893	24.0%

HEALTH CARE — (3.8%)
*	Acadia Healthcare Co., Inc.	853,025	62,705,868	0.5%

31

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
#* Prestige Consumer Healthcare, Inc.	1,027,868	$61,014,244	0.5%
Other Securities		391,998,681	3.0%

TOTAL HEALTH CARE		515,718,793	4.0%

INDUSTRIALS — (18.9%)
Air Lease Corp.	2,041,374	70,692,782	0.6%
# ArcBest Corp.	533,302	58,065,922	0.5%
* Beacon Roofing Supply, Inc.	813,566	57,901,492	0.5%
Boise Cascade Co.	651,886	61,114,313	0.5%
# Encore Wire Corp.	444,698	79,525,343	0.6%
GATX Corp.	763,323	79,828,319	0.6%
* Kirby Corp.	819,344	61,204,997	0.5%
Other Securities		2,079,887,903	15.9%

TOTAL INDUSTRIALS		2,548,221,071	19.7%

INFORMATION TECHNOLOGY — (6.8%)
Amkor Technology, Inc.	4,673,267	97,484,350	0.8%
Avnet, Inc.	2,029,837	94,042,348	0.7%
* Sanmina Corp.	1,457,694	74,152,894	0.6%
# Vishay Intertechnology, Inc.	3,103,708	69,026,466	0.5%
Other Securities		591,164,420	4.6%

TOTAL INFORMATION TECHNOLOGY		925,870,478	7.2%

MATERIALS — (7.9%)
Carpenter Technology Corp.	1,156,527	72,537,373	0.6%
Commercial Metals Co.	2,208,986	93,418,018	0.7%
Element Solutions, Inc.	4,339,958	79,117,434	0.6%
Huntsman Corp.	2,564,760	59,835,851	0.5%
U.S. Steel Corp.	3,597,899	121,932,797	0.9%
Other Securities		637,390,997	4.9%

TOTAL MATERIALS		1,064,232,470	8.2%

REAL ESTATE — (0.9%)
Other Securities		118,167,098	0.9%

UTILITIES — (0.6%)
# Brookfield Infrastructure Corp., Class A	2,491,165	64,172,410	0.5%
Other Securities		14,682,301	0.1%

TOTAL UTILITIES		78,854,711	0.6%

TOTAL COMMON STOCKS		12,799,816,603	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		204,833	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		311,566	0.0%

32

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$4,971,023	0.1%

TOTAL PREFERRED STOCKS		5,487,422	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,555,555,088)		12,805,304,025

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	114,712,989	114,712,989	0.9%

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	50,591,078	585,187,004	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $10,255,463,669)		$13,505,204,018	104.6%

As of October 31, 2023, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	529	12/15/23	$113,714,344	$111,414,013	$(2,300,331)

Total Futures Contracts			$113,714,344	$111,414,013	$(2,300,331)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$267,906,523	—	—	$267,906,523
Consumer Discretionary	1,984,514,792	$314,361	—	1,984,829,153
Consumer Staples	612,776,686	1,299,482	—	614,076,168
Energy	1,580,062,245	—	—	1,580,062,245
Financials	3,101,044,293	833,600	—	3,101,877,893
Health Care	513,744,365	—	$1,974,428	515,718,793
Industrials	2,548,102,654	118,417	—	2,548,221,071
Information Technology	925,659,903	210,575	—	925,870,478
Materials	1,062,498,550	1,002,925	730,995	1,064,232,470
Real Estate	118,167,098	—	—	118,167,098
Utilities	78,854,711	—	—	78,854,711
Preferred Stocks
Communication Services	204,833	—	—	204,833
Consumer Discretionary	311,566	—	—	311,566
Industrials	4,971,023	—	—	4,971,023
Temporary Cash Investments	114,712,989	—	—	114,712,989

33

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$585,187,004	—		$585,187,004
Futures Contracts**	$(2,300,331)	—	—		(2,300,331)

TOTAL	$12,911,231,900	$588,966,364	$2,705,423	^	$13,502,903,687

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

34

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (7.3%)
* Alphabet, Inc., Class A	2,905,839	$360,556,503	1.3%
* Alphabet, Inc., Class C	2,559,387	320,691,191	1.2%
Comcast Corp., Class A	4,154,485	171,538,686	0.6%
* Meta Platforms, Inc., Class A	1,474,881	444,337,399	1.6%
Verizon Communications, Inc.	4,856,017	170,591,877	0.6%
Other Securities		617,387,240	2.1%

TOTAL COMMUNICATION SERVICES		2,085,102,896	7.4%

CONSUMER DISCRETIONARY — (10.6%)
* Amazon.com, Inc.	4,770,102	634,852,875	2.3%
Home Depot, Inc.	578,985	164,831,240	0.6%
McDonald’s Corp.	392,232	102,831,463	0.4%
* Tesla, Inc.	945,382	189,870,521	0.7%
Other Securities		1,921,119,813	6.7%

TOTAL CONSUMER DISCRETIONARY		3,013,505,912	10.7%

CONSUMER STAPLES — (6.2%)
Coca-Cola Co.	2,283,694	129,005,874	0.5%
Costco Wholesale Corp.	244,634	135,145,607	0.5%
PepsiCo, Inc.	977,554	159,615,017	0.6%
Procter & Gamble Co.	1,498,080	224,756,942	0.8%
Walmart, Inc.	911,334	148,921,089	0.5%
Other Securities		981,336,004	3.4%

TOTAL CONSUMER STAPLES		1,778,780,533	6.3%

ENERGY — (7.1%)
Chevron Corp.	1,679,730	244,787,053	0.9%
ConocoPhillips	1,164,407	138,331,552	0.5%
Exxon Mobil Corp.	4,223,835	447,092,935	1.6%
Marathon Petroleum Corp.	529,963	80,156,904	0.3%
Other Securities		1,117,560,698	3.9%

TOTAL ENERGY		2,027,929,142	7.2%

FINANCIALS — (13.8%)
Bank of America Corp.	3,912,477	103,054,644	0.4%
* Berkshire Hathaway, Inc., Class B	954,456	325,784,466	1.2%
JPMorgan Chase & Co.	2,201,688	306,166,733	1.1%
Mastercard, Inc., Class A	579,715	218,175,740	0.8%
# Visa, Inc., Class A	913,551	214,775,840	0.8%
Other Securities		2,778,966,138	9.7%

TOTAL FINANCIALS		3,946,923,561	14.0%

HEALTH CARE — (11.1%)
AbbVie, Inc.	1,217,399	171,872,391	0.6%
Amgen, Inc.	373,973	95,624,896	0.4%
Cigna Group	239,976	74,200,579	0.3%
Eli Lilly & Co.	520,601	288,376,512	1.0%
Johnson & Johnson	1,664,083	246,850,072	0.9%
Merck & Co., Inc.	1,091,150	112,061,105	0.4%
Pfizer, Inc.	3,028,207	92,542,006	0.3%

35

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	171,737	$76,383,466	0.3%
UnitedHealth Group, Inc.	461,505	247,163,618	0.9%
Other Securities		1,775,532,857	6.2%

TOTAL HEALTH CARE		3,180,607,502	11.3%

INDUSTRIALS — (12.8%)
Caterpillar, Inc.	417,155	94,297,888	0.3%
Deere & Co.	226,979	82,929,047	0.3%
Lockheed Martin Corp.	186,232	84,668,516	0.3%
Union Pacific Corp.	454,379	94,333,624	0.3%
Other Securities		3,284,765,581	11.8%

TOTAL INDUSTRIALS		3,640,994,656	13.0%

INFORMATION TECHNOLOGY — (22.4%)
Accenture PLC, Class A	397,785	118,177,946	0.4%
* Adobe, Inc.	257,391	136,947,455	0.5%
Apple, Inc.	8,542,791	1,458,852,419	5.2%
Applied Materials, Inc.	568,804	75,281,209	0.3%
Broadcom, Inc.	314,651	264,737,912	1.0%
Cisco Systems, Inc.	2,518,417	131,285,078	0.5%
Intel Corp.	2,571,581	93,862,706	0.3%
Microsoft Corp.	4,149,522	1,402,994,883	5.0%
NVIDIA Corp.	1,080,621	440,677,244	1.6%
Oracle Corp.	840,214	86,878,128	0.3%
QUALCOMM, Inc.	829,776	90,437,286	0.3%
Texas Instruments, Inc.	750,861	106,629,771	0.4%
Other Securities		2,002,547,612	7.0%

TOTAL INFORMATION TECHNOLOGY		6,409,309,649	22.8%

MATERIALS — (3.8%)
Linde PLC	225,284	86,094,533	0.3%
Other Securities		997,630,925	3.6%

TOTAL MATERIALS		1,083,725,458	3.9%

REAL ESTATE — (0.3%)
Other Securities		77,469,422	0.3%

UTILITIES — (2.1%)
Other Securities		606,789,891	2.2%

TOTAL COMMON STOCKS		27,851,138,622	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		193,537	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		234,621	0.0%

36

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,437,507	0.0%

TOTAL PREFERRED STOCKS		1,865,665	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,912,071,759)		27,853,004,287

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	283,594,942	283,594,942	1.0%

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	36,868,359	426,456,306	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $12,622,123,007)		$28,563,055,535	101.6%

As of October 31, 2023, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	1,170	12/15/23	$252,692,080	$246,416,625	$(6,275,455)

Total Futures Contracts			$252,692,080	$246,416,625	$(6,275,455)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,084,953,600	$149,296	—	$2,085,102,896
Consumer Discretionary	3,013,496,664	9,248	—	3,013,505,912
Consumer Staples	1,778,699,762	80,771	—	1,778,780,533
Energy	2,027,929,142	—	—	2,027,929,142
Financials	3,946,920,511	3,050	—	3,946,923,561
Health Care	3,170,881,568	8,561,704	$1,164,230	3,180,607,502
Industrials	3,640,135,865	845,401	13,390	3,640,994,656
Information Technology	6,408,675,532	634,117	—	6,409,309,649
Materials	1,083,638,441	—	87,017	1,083,725,458
Real Estate	77,427,815	41,607	—	77,469,422
Utilities	606,789,891	—	—	606,789,891
Preferred Stocks
Communication Services	193,537	—	—	193,537
Consumer Discretionary	234,621	—	—	234,621
Industrials	1,437,507	—	—	1,437,507
Temporary Cash Investments	283,594,942	—	—	283,594,942

37

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$426,456,306	—		$426,456,306
Futures Contracts**	$(6,275,455)	—	—		(6,275,455)

TOTAL	$28,118,733,943	$436,781,500	$1,264,637	^	$28,556,780,080

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

38

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
COMMUNICATION SERVICES — (6.3%)
* Alphabet, Inc., Class A	2,402,168	$298,061,005	1.1%
* Alphabet, Inc., Class C	2,091,630	262,081,239	1.0%
Comcast Corp., Class A	3,103,081	128,126,214	0.5%
* Meta Platforms, Inc., Class A	1,408,050	424,203,223	1.5%
Verizon Communications, Inc.	3,035,075	106,622,185	0.4%
Other Securities		576,870,755	1.9%

TOTAL COMMUNICATION SERVICES		1,795,964,621	6.4%

CONSUMER DISCRETIONARY — (9.7%)
* Amazon.com, Inc.	3,133,368	417,019,947	1.5%
Home Depot, Inc.	491,255	139,855,386	0.5%
* Tesla, Inc.	399,380	80,211,479	0.3%
Other Securities		2,126,307,440	7.6%

TOTAL CONSUMER DISCRETIONARY		2,763,394,252	9.9%

CONSUMER STAPLES — (6.1%)
Coca-Cola Co.	1,697,114	95,869,970	0.4%
Costco Wholesale Corp.	157,001	86,733,632	0.3%
PepsiCo, Inc.	986,623	161,095,803	0.6%
Procter & Gamble Co.	1,467,734	220,204,132	0.8%
Walmart, Inc.	819,313	133,883,937	0.5%
Other Securities		1,028,877,732	3.6%

TOTAL CONSUMER STAPLES		1,726,665,206	6.2%

ENERGY — (6.5%)
Chevron Corp.	1,202,644	175,261,310	0.6%
ConocoPhillips	1,162,116	138,059,381	0.5%
Exxon Mobil Corp.	3,081,650	326,192,653	1.2%
Other Securities		1,202,066,648	4.3%

TOTAL ENERGY		1,841,579,992	6.6%

FINANCIALS — (14.8%)
American Express Co.	509,806	74,446,970	0.3%
Bank of America Corp.	3,352,939	88,316,413	0.3%
* Berkshire Hathaway, Inc., Class B	840,748	286,972,515	1.0%
JPMorgan Chase & Co.	1,948,863	271,008,889	1.0%
Mastercard, Inc., Class A	517,493	194,758,491	0.7%
# Visa, Inc., Class A	799,533	187,970,208	0.7%
Other Securities		3,096,594,625	11.0%

TOTAL FINANCIALS		4,200,068,111	15.0%

HEALTH CARE — (11.2%)
AbbVie, Inc.	1,169,550	165,117,069	0.6%
Amgen, Inc.	365,932	93,568,812	0.3%
Cigna Group	242,211	74,891,641	0.3%
Elevance Health, Inc.	160,699	72,329,013	0.3%
Eli Lilly & Co.	538,596	298,344,482	1.1%
Johnson & Johnson	1,877,750	278,545,435	1.0%
Merck & Co., Inc.	1,861,625	191,188,887	0.7%
Pfizer, Inc.	3,347,749	102,307,209	0.4%

39

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
UnitedHealth Group, Inc.	338,127	$181,087,296	0.7%
Other Securities		1,741,146,813	6.1%

TOTAL HEALTH CARE		3,198,526,657	11.5%

INDUSTRIALS — (14.6%)
Caterpillar, Inc.	426,704	96,456,439	0.4%
Deere & Co.	217,159	79,341,212	0.3%
Lockheed Martin Corp.	161,715	73,522,108	0.3%
Union Pacific Corp.	574,109	119,190,769	0.4%
Other Securities		3,774,255,418	13.4%

TOTAL INDUSTRIALS		4,142,765,946	14.8%

INFORMATION TECHNOLOGY — (21.8%)
Accenture PLC, Class A	449,831	133,640,292	0.5%
* Adobe, Inc.	211,804	112,692,436	0.4%
Apple, Inc.	8,359,320	1,427,521,076	5.1%
Applied Materials, Inc.	712,387	94,284,419	0.3%
Broadcom, Inc.	284,762	239,590,204	0.9%
Cisco Systems, Inc.	2,916,573	152,040,950	0.6%
Intel Corp.	1,953,693	71,309,794	0.3%
International Business Machines Corp.	547,292	79,160,315	0.3%
Microsoft Corp.	4,372,022	1,478,224,358	5.3%
NVIDIA Corp.	671,538	273,853,196	1.0%
Oracle Corp.	819,046	84,689,356	0.3%
QUALCOMM, Inc.	817,724	89,123,739	0.3%
Texas Instruments, Inc.	673,110	95,588,351	0.4%
Other Securities		1,884,266,320	6.6%

TOTAL INFORMATION TECHNOLOGY		6,215,984,806	22.3%

MATERIALS — (4.3%)
Linde PLC	189,850	72,553,076	0.3%
Other Securities		1,148,418,796	4.1%

TOTAL MATERIALS		1,220,971,872	4.4%

REAL ESTATE — (0.3%)
Other Securities		92,497,729	0.3%

UTILITIES — (1.6%)
Other Securities		447,134,143	1.6%

TOTAL COMMON STOCKS		27,645,553,335	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		198,177	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		372,303	0.0%

40

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,961,510	0.0%

TOTAL PREFERRED STOCKS		2,531,990	0.0%

TOTAL INVESTMENT SECURITIES (Cost $12,317,882,538)		27,648,085,325

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	254,955,004	254,955,004	0.9%

SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	46,538,732	538,313,515	1.9%

TOTAL INVESTMENTS—(100.0%) (Cost $13,111,162,744)		$28,441,353,844	101.8%

As of October 31, 2023, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	1,140	12/15/23	$250,320,659	$240,098,250	$(10,222,409)

Total Futures Contracts			$250,320,659	$240,098,250	$(10,222,409)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,795,753,974	$210,647	—	$1,795,964,621
Consumer Discretionary	2,763,390,787	3,465	—	2,763,394,252
Consumer Staples	1,726,557,060	108,146	—	1,726,665,206
Energy	1,841,579,992	—	—	1,841,579,992
Financials	4,199,974,528	93,583	—	4,200,068,111
Health Care	3,192,408,877	4,551,771	$1,566,009	3,198,526,657
Industrials	4,140,919,149	1,833,704	13,093	4,142,765,946
Information Technology	6,215,378,716	605,739	351	6,215,984,806
Materials	1,220,849,838	—	122,034	1,220,971,872
Real Estate	92,372,307	125,422	—	92,497,729
Utilities	447,134,143	—	—	447,134,143
Preferred Stocks
Communication Services	198,177	—	—	198,177
Consumer Discretionary	372,303	—	—	372,303
Industrials	1,961,510	—	—	1,961,510
Temporary Cash Investments	254,955,004	—	—	254,955,004

41

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$538,313,515	—		$538,313,515
Futures Contracts**	$(10,222,409)	—	—		(10,222,409)

TOTAL	$27,883,583,956	$545,845,992	$1,701,487	^	$28,431,131,435

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

42

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.5%)
COMMUNICATION SERVICES — (5.4%)
*	Alphabet, Inc., Class A	170,641	$21,173,135	0.5%
*	Alphabet, Inc., Class C	174,880	21,912,464	0.5%
	Comcast Corp., Class A	440,297	18,179,863	0.5%
*	Meta Platforms, Inc., Class A	140,513	42,332,352	1.1%
	Verizon Communications, Inc.	508,612	17,867,540	0.5%
	Other Securities		111,776,804	2.6%

TOTAL COMMUNICATION SERVICES			233,242,158	5.7%

CONSUMER DISCRETIONARY — (10.5%)
*	Amazon.com, Inc.	314,432	41,847,755	1.0%
	DR Horton, Inc.	125,278	13,079,023	0.3%
	Lennar Corp., Class A	87,862	9,373,118	0.2%
	PulteGroup, Inc.	146,869	10,808,090	0.3%
	Other Securities		377,184,961	9.3%

TOTAL CONSUMER DISCRETIONARY			452,292,947	11.1%

CONSUMER STAPLES — (4.6%)
	Bunge Ltd.	94,400	10,004,512	0.3%
	Procter & Gamble Co.	90,151	13,525,355	0.3%
	Walmart, Inc.	63,339	10,350,226	0.3%
	Other Securities		165,914,139	4.0%

TOTAL CONSUMER STAPLES			199,794,232	4.9%

ENERGY — (10.0%)
	Chevron Corp.	191,690	27,934,984	0.7%
	ConocoPhillips	107,669	12,791,077	0.3%
	Coterra Energy, Inc.	441,905	12,152,387	0.3%
	Diamondback Energy, Inc.	78,089	12,519,228	0.3%
	EOG Resources, Inc.	74,939	9,461,049	0.2%
	EQT Corp.	216,761	9,186,331	0.2%
	Exxon Mobil Corp.	559,346	59,206,774	1.5%
	HF Sinclair Corp.	169,076	9,363,429	0.2%
	Marathon Petroleum Corp.	85,987	13,005,534	0.3%
	Valero Energy Corp.	94,078	11,947,906	0.3%
	Other Securities		251,462,017	6.3%

TOTAL ENERGY			429,030,716	10.6%

FINANCIALS — (20.6%)
*	Arch Capital Group Ltd.	105,193	9,118,129	0.2%
	Bank of America Corp.	491,054	12,934,362	0.3%
*	Berkshire Hathaway, Inc., Class B	110,049	37,563,025	0.9%
	Capital One Financial Corp.	94,015	9,522,779	0.2%
	First Citizens BancShares, Inc., Class A	6,764	9,339,325	0.2%
	Hartford Financial Services Group, Inc.	139,081	10,215,499	0.3%
	JPMorgan Chase & Co.	273,311	38,006,628	0.9%
	Morgan Stanley	152,000	10,764,640	0.3%
	Travelers Cos., Inc.	107,477	17,995,949	0.5%
	Wells Fargo & Co.	220,608	8,773,580	0.2%
	Other Securities		724,799,241	17.8%

TOTAL FINANCIALS			889,033,157	21.8%

43

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (8.9%)
Cigna Group	32,553	$10,065,388	0.3%
Johnson & Johnson	176,784	26,224,139	0.7%
Merck & Co., Inc.	111,689	11,470,460	0.3%
Pfizer, Inc.	497,846	15,214,174	0.4%
UnitedHealth Group, Inc.	24,210	12,965,908	0.3%
Other Securities		307,343,490	7.4%

TOTAL HEALTH CARE		383,283,559	9.4%

INDUSTRIALS — (16.6%)
Johnson Controls International PLC	191,481	9,386,399	0.2%
# RTX Corp.	107,084	8,715,567	0.2%
Other Securities		697,792,969	17.2%

TOTAL INDUSTRIALS.		715,894,935	17.6%

INFORMATION TECHNOLOGY — (8.7%)
Cisco Systems, Inc.	205,622	10,719,075	0.3%
Intel Corp.	359,241	13,112,296	0.3%
# Jabil, Inc.	74,660	9,168,248	0.2%
Micron Technology, Inc.	133,994	8,960,179	0.2%
#* Super Micro Computer, Inc.	40,553	9,711,227	0.2%
Other Securities		324,147,779	8.0%

TOTAL INFORMATION TECHNOLOGY		375,818,804	9.2%

MATERIALS — (6.7%)
Dow, Inc.	212,547	10,274,522	0.3%
Linde PLC	28,454	10,873,981	0.3%
Nucor Corp.	112,169	16,577,457	0.4%
Reliance Steel & Aluminum Co.	43,567	11,082,573	0.3%
Steel Dynamics, Inc.	126,737	13,498,758	0.3%
Other Securities		225,830,862	5.5%

TOTAL MATERIALS		288,138,153	7.1%

REAL ESTATE — (0.5%)
Other Securities		22,271,455	0.6%

UTILITIES — (1.0%)
Other Securities		41,257,206	1.0%

TOTAL COMMON STOCKS		4,030,057,322	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		207,803	0.0%

INDUSTRIALS — (0.0%)
Other Security		784,790	0.0%

TOTAL PREFERRED STOCKS		992,593	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,145,727,662)		4,031,049,915

44

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	40,621,609	$40,621,609	1.0%

SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	20,608,919	238,383,371	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,424,737,540)		$4,310,054,895	105.8%

As of October 31, 2023, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	169	12/15/23	$36,460,756	$35,593,512	$(867,244)

Total Futures Contracts			$36,460,756	$35,593,512	$(867,244)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$233,159,744	$82,414	—	$233,242,158
Consumer Discretionary	452,256,924	36,023	—	452,292,947
Consumer Staples	199,726,553	67,679	—	199,794,232
Energy	429,030,716	—	—	429,030,716
Financials	888,972,569	60,588	—	889,033,157
Health Care	379,774,600	2,709,831	$799,128	383,283,559
Industrials	715,440,824	447,973	6,138	715,894,935
Information Technology	375,560,792	258,012	—	375,818,804
Materials	288,102,826	—	35,327	288,138,153
Real Estate	22,257,586	13,869	—	22,271,455
Utilities	41,257,206	—	—	41,257,206
Preferred Stocks
Communication Services	207,803	—	—	207,803
Industrials	784,790	—	—	784,790
Temporary Cash Investments	40,621,609	—	—	40,621,609
Securities Lending Collateral	—	238,383,371	—	238,383,371
Futures Contracts**	(867,244)	—	—	(867,244)

TOTAL	$4,066,287,298	$242,059,760	$840,593^	$4,309,187,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

45

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (2.2%)
	Other Securities		$306,988,974	2.4%

CONSUMER DISCRETIONARY — (12.7%)
#*	Asbury Automotive Group, Inc.	149,820	28,671,053	0.2%
	Murphy USA, Inc.	120,485	43,698,705	0.4%
*	Taylor Morrison Home Corp.	796,952	30,539,201	0.2%
	Other Securities		1,633,805,520	12.8%

TOTAL CONSUMER DISCRETIONARY			1,736,714,479	13.6%

CONSUMER STAPLES — (4.4%)
	Coca-Cola Consolidated, Inc.	54,568	34,727,621	0.3%
	Inter Parfums, Inc.	232,833	29,595,403	0.2%
*	Sprouts Farmers Market, Inc.	651,201	27,363,466	0.2%
	Other Securities		511,618,408	4.0%

TOTAL CONSUMER STAPLES			603,304,898	4.7%

ENERGY — (6.1%)
#	SM Energy Co.	732,318	29,527,062	0.2%
	TechnipFMC PLC	1,654,034	35,594,812	0.3%
	Other Securities		775,782,252	6.1%

TOTAL ENERGY			840,904,126	6.6%

FINANCIALS — (18.3%)
*	American Equity Investment Life Holding Co.	667,310	35,340,738	0.3%
	Evercore, Inc., Class A	267,875	34,871,967	0.3%
	FirstCash Holdings, Inc.	307,746	33,519,694	0.3%
	RLI Corp.	245,534	32,714,950	0.3%
	Selective Insurance Group, Inc.	396,604	41,290,442	0.3%
	White Mountains Insurance Group Ltd.	19,400	27,756,550	0.2%
	Other Securities		2,302,078,856	18.0%

TOTAL FINANCIALS			2,507,573,197	19.7%

HEALTH CARE — (8.3%)
#*	CorVel Corp.	154,210	29,907,487	0.2%
	Ensign Group, Inc.	424,098	40,967,867	0.3%
*	Medpace Holdings, Inc.	122,098	29,629,522	0.2%
*	Merit Medical Systems, Inc.	403,213	27,716,862	0.2%
	Other Securities		1,003,324,962	8.0%

TOTAL HEALTH CARE			1,131,546,700	8.9%

INDUSTRIALS — (19.9%)
#	AAON, Inc.	594,244	32,374,413	0.3%
	Applied Industrial Technologies, Inc.	272,046	41,761,781	0.3%
*	ASGN, Inc.	358,128	29,889,363	0.2%
#*	Atkore, Inc.	257,880	32,049,326	0.3%
*	Beacon Roofing Supply, Inc.	459,437	32,698,131	0.3%
	Boise Cascade Co.	305,055	28,598,906	0.2%
*	Casella Waste Systems, Inc., Class A	371,267	28,012,095	0.2%
	Comfort Systems USA, Inc.	264,955	48,182,067	0.4%
*	ExlService Holdings, Inc.	1,206,714	31,507,303	0.3%

46

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
# Exponent, Inc.	378,072	$27,708,897	0.2%
Franklin Electric Co., Inc.	336,851	29,211,719	0.2%
* FTI Consulting, Inc.	175,457	37,242,503	0.3%
MSA Safety, Inc.	259,156	40,915,549	0.3%
# Mueller Industries, Inc.	819,400	30,899,574	0.3%
#* Saia, Inc.	106,690	38,247,298	0.3%
Simpson Manufacturing Co., Inc.	339,115	45,163,336	0.4%
# Timken Co.	427,105	29,521,498	0.2%
UFP Industries, Inc.	450,474	42,871,611	0.3%
Watts Water Technologies, Inc., Class A	200,814	34,742,830	0.3%
Other Securities		2,067,206,400	16.1%

TOTAL INDUSTRIALS		2,728,804,600	21.4%

INFORMATION TECHNOLOGY — (11.2%)
Amkor Technology, Inc.	1,436,396	29,963,221	0.2%
#* Axcelis Technologies, Inc.	238,962	30,467,655	0.2%
Badger Meter, Inc.	216,759	30,031,959	0.2%
* Fabrinet	263,526	40,846,530	0.3%
#* Insight Enterprises, Inc.	259,027	37,118,569	0.3%
#* Novanta, Inc.	254,279	33,580,085	0.3%
* Onto Innovation, Inc.	287,368	32,291,542	0.3%
Power Integrations, Inc.	417,917	28,974,186	0.2%
#* Qualys, Inc.	267,321	40,886,747	0.3%
* Rambus, Inc.	632,279	34,351,718	0.3%
Other Securities		1,195,280,036	9.4%

TOTAL INFORMATION TECHNOLOGY		1,533,792,248	12.0%

MATERIALS — (5.5%)
Commercial Metals Co.	723,546	30,598,760	0.2%
Element Solutions, Inc.	1,758,427	32,056,124	0.3%
Other Securities		694,204,672	5.5%

TOTAL MATERIALS		756,859,556	6.0%

REAL ESTATE — (0.6%)
Other Securities		85,141,466	0.7%

UTILITIES — (2.8%)
Other Securities		382,106,474	3.0%

TOTAL COMMON STOCKS		12,613,736,718	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		206,719	0.0%

INDUSTRIALS — (0.0%)
Other Security		3,530,904	0.0%

TOTAL PREFERRED STOCKS		3,737,623	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,046,257,818)		12,617,474,341

47

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	133,341,708	$133,341,708	1.0%

SECURITIES LENDING COLLATERAL — (7.0%)
@§ The DFA Short Term Investment Fund	83,406,880	964,767,376	7.6%

TOTAL INVESTMENTS—(100.0%) (Cost $9,144,377,423)		$13,715,583,425	107.6%

As of October 31, 2023, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	584	12/15/23	$127,802,078	$122,997,700	$(4,804,378)

Total Futures Contracts			$127,802,078	$122,997,700	$(4,804,378)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$306,953,094	$35,880	—	$306,988,974
Consumer Discretionary	1,736,714,479	—	—	1,736,714,479
Consumer Staples	603,153,743	151,155	—	603,304,898
Energy	840,904,126	—	—	840,904,126
Financials	2,507,413,278	159,919	—	2,507,573,197
Health Care	1,124,180,750	4,202,171	$3,163,779	1,131,546,700
Industrials	2,728,777,230	12,664	14,706	2,728,804,600
Information Technology	1,533,785,183	—	7,065	1,533,792,248
Materials	756,535,796	—	323,760	756,859,556
Real Estate	85,132,220	9,246	—	85,141,466
Utilities	382,106,474	—	—	382,106,474
Preferred Stocks
Communication Services	206,719	—	—	206,719
Industrials	3,530,904	—	—	3,530,904
Temporary Cash Investments	133,341,708	—	—	133,341,708
Securities Lending Collateral	—	964,767,376	—	964,767,376
Futures Contracts**	(4,804,378)	—	—	(4,804,378)

TOTAL	$12,737,931,326	$969,338,411	$3,509,310^	$13,710,779,047

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

48

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.8%)
	Other Securities		$184,347,188	3.1%

CONSUMER DISCRETIONARY — (13.1%)
#*	Abercrombie & Fitch Co., Class A	309,087	18,798,671	0.3%
*	Cavco Industries, Inc.	67,389	16,814,229	0.3%
#	Group 1 Automotive, Inc.	70,962	17,905,841	0.3%
*	ODP Corp.	354,824	15,938,694	0.3%
#*	Stride, Inc.	307,962	16,931,751	0.3%
#*	Topgolf Callaway Brands Corp.	1,345,026	16,436,218	0.3%
*	Tri Pointe Homes, Inc.	625,733	15,680,869	0.3%
	Winmark Corp.	42,095	16,977,755	0.3%
	Other Securities		717,025,676	11.8%

TOTAL CONSUMER DISCRETIONARY			852,509,704	14.2%

CONSUMER STAPLES — (4.4%)
*	Hostess Brands, Inc.	641,577	21,428,672	0.4%
	Other Securities		264,595,095	4.3%

TOTAL CONSUMER STAPLES			286,023,767	4.7%

ENERGY — (5.9%)
#*	CNX Resources Corp.	1,161,237	25,222,068	0.4%
	Patterson-UTI Energy, Inc.	1,213,600	15,412,720	0.3%
	Scorpio Tankers, Inc.	281,079	15,782,586	0.3%
#*	Tidewater, Inc.	228,378	15,609,636	0.3%
	Other Securities		310,816,497	5.1%

TOTAL ENERGY			382,843,507	6.4%

FINANCIALS — (18.9%)
#	BancFirst Corp.	237,248	19,243,185	0.3%
*	Bancorp, Inc.	494,971	17,645,716	0.3%
	First BanCorp.	1,576,127	21,041,295	0.4%
*	NMI Holdings, Inc., Class A	581,320	15,899,102	0.3%
	Piper Sandler Cos	134,207	18,768,849	0.3%
	Other Securities		1,132,438,648	18.7%

TOTAL FINANCIALS			1,225,036,795	20.3%

HEALTH CARE — (9.9%)
#*	Amphastar Pharmaceuticals, Inc.	363,850	16,471,489	0.3%
#*	CorVel Corp.	162,450	31,505,553	0.5%
#*	Krystal Biotech, Inc.	144,924	16,937,268	0.3%
#*	Prestige Consumer Healthcare, Inc.	285,192	16,928,997	0.3%
	Other Securities		560,138,292	9.3%

TOTAL HEALTH CARE			641,981,599	10.7%

INDUSTRIALS — (18.8%)
*	AAR Corp.	264,917	15,725,473	0.3%
*	AeroVironment, Inc.	151,819	17,407,567	0.3%
#	ArcBest Corp.	191,857	20,889,390	0.4%
	Boise Cascade Co.	282,825	26,514,844	0.4%
*	CBIZ, Inc.	406,188	21,105,528	0.4%

49

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#	Encore Wire Corp.	95,610	$17,097,936	0.3%
	ESCO Technologies, Inc.	174,924	17,006,111	0.3%
	Federal Signal Corp.	294,799	17,110,134	0.3%
	Griffon Corp.	402,713	16,084,357	0.3%
*	Huron Consulting Group, Inc.	170,273	16,918,325	0.3%
	ICF International, Inc.	129,423	16,401,777	0.3%
#	Kadant, Inc.	84,503	18,590,660	0.3%
	Matson, Inc.	225,848	19,660,068	0.3%
	McGrath RentCorp.	184,266	18,537,160	0.3%
*	MYR Group, Inc.	136,039	15,757,397	0.3%
*	SPX Technologies, Inc.	213,251	17,085,670	0.3%
#	Veritiv Corp.	163,485	27,695,994	0.5%
	Other Securities		904,851,083	14.7%

TOTAL INDUSTRIALS			1,224,439,474	20.3%

INFORMATION TECHNOLOGY — (10.1%)
*	Agilysys, Inc.	187,965	16,125,517	0.3%
*	FormFactor, Inc.	482,486	16,346,626	0.3%
#*	Insight Enterprises, Inc.	110,317	15,808,426	0.3%
#	Kulicke & Soffa Industries, Inc.	372,420	15,496,396	0.3%
*	Plexus Corp.	205,049	20,160,418	0.3%
	Progress Software Corp.	298,601	15,342,119	0.3%
	Other Securities		559,254,402	9.1%

TOTAL INFORMATION TECHNOLOGY			658,533,904	10.9%

MATERIALS — (4.6%)
	Carpenter Technology Corp.	256,503	16,087,868	0.3%
	Innospec, Inc.	180,162	17,655,876	0.3%
	Other Securities		265,691,778	4.4%

TOTAL MATERIALS			299,435,522	5.0%

REAL ESTATE — (0.9%)
#	St. Joe Co.	421,390	19,653,630	0.3%
	Other Securities		39,060,162	0.7%

TOTAL REAL ESTATE			58,713,792	1.0%

UTILITIES — (2.1%)
#	Otter Tail Corp.	270,818	20,836,737	0.3%
	Other Securities		114,601,353	1.9%

TOTAL UTILITIES			135,438,090	2.2%

TOTAL COMMON STOCKS			5,949,303,342	98.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		208,388	0.0%

50

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,480,270	0.0%

TOTAL PREFERRED STOCKS		1,688,658	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,889,420,079)		5,950,992,000

TEMPORARY CASH INVESTMENTS — (1.2%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	77,987,612	77,987,612	1.3%

SECURITIES LENDING COLLATERAL — (7.3%)
@§ The DFA Short Term Investment Fund	40,918,878	473,308,657	7.9%

TOTAL INVESTMENTS—(100.0%) (Cost $4,440,720,434)		$6,502,288,269	108.0%

As of October 31, 2023, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	327	12/15/23	$72,742,352	$68,870,287	$(3,872,065)

Total Futures Contracts			$72,742,352	$68,870,287	$(3,872,065)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$184,198,685	$148,503	—	$184,347,188
Consumer Discretionary	852,365,642	144,062	—	852,509,704
Consumer Staples	285,422,175	601,592	—	286,023,767
Energy	382,791,084	—	$52,423	382,843,507
Financials	1,224,445,906	590,889	—	1,225,036,795
Health Care	640,344,635	149,916	1,487,048	641,981,599
Industrials	1,224,384,366	—	55,108	1,224,439,474
Information Technology	658,530,980	—	2,924	658,533,904
Materials	299,257,383	—	178,139	299,435,522
Real Estate	58,588,971	124,821	—	58,713,792
Utilities	135,438,090	—	—	135,438,090
Preferred Stocks
Communication Services	208,388	—	—	208,388
Industrials	1,480,270	—	—	1,480,270
Temporary Cash Investments	77,987,612	—	—	77,987,612

51

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$473,308,657	—	$473,308,657
Futures Contracts**	$(3,872,065)	—	—	(3,872,065)

TOTAL	$6,021,572,122	$475,068,440	$1,775,642^	$6,498,416,204

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

52

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (1.0%)
Other Securities		$46,032,932	1.0%

CONSUMER DISCRETIONARY — (9.1%)
Home Depot, Inc.	413,294	117,660,669	2.7%
NIKE, Inc., Class B	292,943	30,105,752	0.7%
Ross Stores, Inc.	296,058	34,333,846	0.8%
TJX Cos., Inc.	600,719	52,905,322	1.2%
Other Securities		165,999,851	3.8%

TOTAL CONSUMER DISCRETIONARY		401,005,440	9.2%

CONSUMER STAPLES — (9.9%)
Altria Group, Inc.	622,027	24,986,825	0.6%
Coca-Cola Co.	1,429,132	80,731,667	1.8%
Kroger Co.	743,305	33,723,748	0.8%
PepsiCo, Inc.	664,457	108,492,539	2.5%
Procter & Gamble Co.	274,144	41,129,824	0.9%
Target Corp.	269,232	29,828,213	0.7%
Other Securities		119,243,725	2.7%

TOTAL CONSUMER STAPLES		438,136,541	10.0%

ENERGY — (6.0%)
ConocoPhillips	608,929	72,340,765	1.7%
Hess Corp.	172,808	24,953,475	0.6%
Occidental Petroleum Corp.	557,073	34,432,682	0.8%
Other Securities		131,941,626	2.9%

TOTAL ENERGY		263,668,548	6.0%

FINANCIALS — (10.6%)
American Express Co.	314,679	45,952,574	1.1%
Ameriprise Financial, Inc.	106,466	33,491,010	0.8%
Aon PLC, Class A	80,133	24,793,150	0.6%
Mastercard, Inc., Class A	342,337	128,838,530	2.9%
# Visa, Inc., Class A	745,026	175,155,613	4.0%
Other Securities		56,630,437	1.2%

TOTAL FINANCIALS		464,861,314	10.6%

HEALTH CARE — (14.9%)
AbbVie, Inc.	814,342	114,968,804	2.6%
Amgen, Inc.	263,714	67,431,670	1.6%
Bristol-Myers Squibb Co.	1,046,076	53,904,296	1.2%
Eli Lilly & Co.	376,072	208,317,563	4.8%
Gilead Sciences, Inc.	694,162	54,519,483	1.3%
Johnson & Johnson	219,813	32,607,060	0.8%
Zoetis, Inc.	201,953	31,706,621	0.7%
Other Securities		92,910,272	2.0%

TOTAL HEALTH CARE		656,365,769	15.0%

INDUSTRIALS — (15.1%)
Automatic Data Processing, Inc.	186,986	40,804,085	0.9%
Caterpillar, Inc.	272,530	61,605,406	1.4%

53

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Deere & Co.	147,838	$54,014,092	1.2%
Illinois Tool Works, Inc.	135,400	30,345,848	0.7%
Lockheed Martin Corp.	112,034	50,935,138	1.2%
Union Pacific Corp.	308,247	63,995,160	1.5%
United Parcel Service, Inc., Class B	392,703	55,469,299	1.3%
United Rentals, Inc.	80,731	32,798,583	0.8%
Waste Management, Inc.	218,335	35,878,991	0.8%
WW Grainger, Inc.	44,501	32,478,165	0.8%
Other Securities		205,679,910	4.6%

TOTAL INDUSTRIALS		664,004,677	15.2%

INFORMATION TECHNOLOGY — (29.5%)
Accenture PLC, Class A	202,679	60,213,904	1.4%
* Adobe, Inc.	109,821	58,431,361	1.3%
Apple, Inc.	1,248,885	213,272,091	4.9%
Applied Materials, Inc.	493,558	65,322,401	1.5%
Broadcom, Inc.	206,313	173,585,569	4.0%
International Business Machines Corp.	476,470	68,916,621	1.6%
KLA Corp.	63,657	29,899,693	0.7%
Lam Research Corp.	72,492	42,641,244	1.0%
Microsoft Corp.	710,113	240,096,306	5.5%
Oracle Corp.	745,006	77,033,620	1.8%
QUALCOMM, Inc.	560,047	61,039,523	1.4%
Texas Instruments, Inc.	450,160	63,927,222	1.5%
Other Securities		142,965,743	3.1%

TOTAL INFORMATION TECHNOLOGY		1,297,345,298	29.7%

MATERIALS — (2.2%)
Nucor Corp.	244,758	36,172,785	0.8%
Sherwin-Williams Co.	103,032	24,543,253	0.6%
Other Securities		34,562,855	0.8%

TOTAL MATERIALS		95,278,893	2.2%

UTILITIES — (0.1%)
Other Security		3,984,740	0.1%

TOTAL COMMON STOCKS (Cost $3,228,324,816)		4,330,684,152	99.0%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	36,591,693	36,591,693	0.8%

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	2,955,468	34,185,901	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $3,299,102,410)		$4,401,461,746	100.6%

54

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of October 31, 2023, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	152	12/15/23	$33,376,088	$32,013,100	$(1,362,988)

Total Futures Contracts			$33,376,088	$32,013,100	$(1,362,988)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$46,032,932	—	—	$46,032,932
Consumer Discretionary	401,005,440	—	—	401,005,440
Consumer Staples	438,136,541	—	—	438,136,541
Energy	263,668,548	—	—	263,668,548
Financials	464,861,314	—	—	464,861,314
Health Care	656,365,769	—	—	656,365,769
Industrials	664,004,677	—	—	664,004,677
Information Technology	1,297,345,298	—	—	1,297,345,298
Materials	95,278,893	—	—	95,278,893
Utilities	3,984,740	—	—	3,984,740
Temporary Cash Investments	36,591,693	—	—	36,591,693
Securities Lending Collateral	—	$34,185,901	—	34,185,901
Futures Contracts**	(1,362,988)	—	—	(1,362,988)

TOTAL	$4,365,912,857	$34,185,901	—	$4,400,098,758

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

55

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.0%)
REAL ESTATE — (97.0%)
Agree Realty Corp.	607,919	$34,006,989	0.5%
Alexandria Real Estate Equities, Inc.	1,002,847	93,395,141	1.5%
American Homes 4 Rent, Class A	1,978,285	64,769,051	1.0%
American Tower Corp.	2,835,558	505,268,080	8.0%
Americold Realty Trust, Inc.	1,647,197	43,189,505	0.7%
AvalonBay Communities, Inc.	863,843	143,173,339	2.3%
Boston Properties, Inc.	907,105	48,593,615	0.8%
Brixmor Property Group, Inc.	1,833,888	38,126,532	0.6%
Camden Property Trust	649,461	55,126,250	0.9%
Crown Castle, Inc.	2,639,906	245,458,460	3.9%
CubeSmart	1,367,451	46,616,405	0.7%
Digital Realty Trust, Inc.	1,842,132	229,087,536	3.6%
EastGroup Properties, Inc.	280,891	45,855,456	0.7%
Equinix, Inc.	571,068	416,674,056	6.6%
Equity LifeStyle Properties, Inc.	1,077,089	70,872,456	1.1%
Equity Residential	2,190,275	121,187,916	1.9%
Essex Property Trust, Inc.	390,410	83,516,507	1.3%
Extra Space Storage, Inc.	1,285,139	133,127,549	2.1%
Federal Realty Investment Trust	446,296	40,697,732	0.6%
First Industrial Realty Trust, Inc.	804,594	34,034,326	0.5%
Gaming & Leisure Properties, Inc.	1,600,786	72,659,677	1.1%
Healthcare Realty Trust, Inc., Class A	2,316,655	33,243,999	0.5%
Healthpeak Properties, Inc.	3,330,153	51,783,879	0.8%
Host Hotels & Resorts, Inc.	4,328,502	67,005,211	1.1%
Invitation Homes, Inc.	3,747,040	111,249,618	1.8%
Iron Mountain, Inc.	1,775,260	104,864,608	1.7%
Kimco Realty Corp.	3,770,636	67,645,210	1.1%
Kite Realty Group Trust	1,326,989	28,291,405	0.4%
Lamar Advertising Co., Class A	532,484	43,807,459	0.7%
Mid-America Apartment Communities, Inc.	709,715	83,852,827	1.3%
NNN REIT, Inc.	1,111,875	40,394,419	0.6%
Omega Healthcare Investors, Inc.	1,522,188	50,384,423	0.8%
Prologis, Inc.	5,619,605	566,175,204	8.9%
Public Storage	962,572	229,775,562	3.6%
Realty Income Corp.	4,339,943	205,626,499	3.2%
Regency Centers Corp.	936,151	56,412,459	0.9%
Rexford Industrial Realty, Inc.	1,259,740	54,471,158	0.9%
Ryman Hospitality Properties, Inc.	344,933	29,526,265	0.5%
SBA Communications Corp.	659,264	137,542,248	2.2%
Simon Property Group, Inc.	1,990,216	218,704,836	3.5%
Spirit Realty Capital, Inc.	860,296	30,962,053	0.5%
STAG Industrial, Inc.	1,100,094	36,545,123	0.6%
Sun Communities, Inc.	756,967	84,205,009	1.3%
Terreno Realty Corp.	510,407	27,194,485	0.4%
UDR, Inc.	1,900,743	60,462,635	1.0%
Ventas, Inc.	2,447,558	103,923,313	1.6%
VICI Properties, Inc.	6,177,475	172,351,552	2.7%
Welltower, Inc.	3,155,290	263,813,797	4.2%
WP Carey, Inc.	1,302,183	69,862,118	1.1%
Other Securities		691,009,149	10.8%

TOTAL COMMON STOCKS (Cost $4,614,839,487)		6,286,523,101	99.1%

56

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	62,504,310	$62,504,310	1.0%

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	11,262,937	130,278,393	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,807,622,730)		$6,479,305,804	102.2%

As of October 31, 2023, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	257	12/15/23	$57,310,037	$54,127,412	$(3,182,625)

Total Futures Contracts			$57,310,037	$54,127,412	$(3,182,625)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$6,286,523,101	—	—	$6,286,523,101
Temporary Cash Investments	62,504,310	—	—	62,504,310
Securities Lending Collateral	—	$130,278,393	—	130,278,393
Futures Contracts**	(3,182,625)	—	—	(3,182,625)

TOTAL	$6,345,844,786	$130,278,393	—	$6,476,123,179

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$21,191,309	—
Investment Securities at Value (including $3,188, $22,983, $0 and $967,650 of securities on loan, respectively)	$191,349	$1,542,172	—	$10,928,596
Temporary Cash Investments at Value & Cost	—	918	—	97,807
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,260, $5,197, $0 and $843,487, respectively)	3,260	5,197	—	843,471
Segregated Cash for Futures Contracts	—	—	—	5,231
Foreign Currencies at Value	2	—	—	—
Cash	2,442	—	3,802	1,501
Receivables:
Investment Securities Sold	—	9,414	—	7,861
Dividends and Interest	1,306	1,190	—	4,511
Securities Lending Income	1	7	—	143
Fund Shares Sold	17	439	6,480	4,185
Futures Margin Variation	1,259	—	—	619
Unrealized Gain on Forward Currency Contracts	213	—	—	—
Prepaid Expenses and Other Assets	9	18	62	52

Total Assets	199,858	1,559,355	21,201,653	11,893,977

LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,260	5,211	—	843,875
Investment Securities Purchased	—	5,697	—	—
Fund Shares Redeemed	118	1,276	36,930	9,719
Due to Advisor	10	135	1,648	2,594
Unrealized Loss on Forward Currency Contracts	65	—	—	—
Accrued Expenses and Other Liabilities	33	95	879	674

Total Liabilities	3,486	12,414	39,457	856,862

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$196,372	$1,546,941	$21,162,196	$11,037,115

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $196,372; $1,546,941; $21,162,196 and $11,037,115 and shares outstanding of 17,756,278, 64,384,693, 528,295,694 and 412,462,204, respectively, $0.01 Par Value (1)	$11.06	$24.03	$40.06	$26.76

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$197,818	$744,785	N/A	$8,299,109

Foreign Currencies at Cost	$2	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$255,110	$690,827	$13,960,390	$8,314,707
Total Distributable Earnings (Loss)	(58,738)	856,114	7,201,806	2,722,408

NET ASSETS	$196,372	$1,546,941	$21,162,196	$11,037,115

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $676,187, $624,280, $869,439 and $276,391 of securities on loan, respectively)	$12,805,304	$27,853,004	$27,648,085	$4,031,050
Temporary Cash Investments at Value & Cost	114,713	283,595	254,955	40,622
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $585,196, $426,456, $538,325 and $238,388, respectively)	585,187	426,456	538,314	238,383
Segregated Cash for Futures Contracts	5,925	13,104	12,768	1,893
Cash	1,945	196	165	79
Receivables:
Investment Securities Sold	24,082	22,934	39,653	8,736
Dividends and Interest	5,982	21,719	20,676	2,746
Securities Lending Income	156	224	220	55
Fund Shares Sold	7,504	8,499	5,001	1,793
Futures Margin Variation	701	1,550	1,510	224
Prepaid Expenses and Other Assets	61	110	88	24

Total Assets	13,551,560	28,631,391	28,521,435	4,325,605

LIABILITIES:
Payables:
Upon Return of Securities Loaned	585,252	426,872	538,816	238,474
Investment Securities Purchased	13,766	46,698	28,399	8,354
Fund Shares Redeemed	31,884	53,252	15,150	3,893
Due to Advisor	3,136	2,930	3,886	886
Accrued Expenses and Other Liabilities	924	1,314	1,544	272

Total Liabilities	634,962	531,066	587,795	251,879

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$12,916,598	$28,100,325	$27,933,640	$4,073,726

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,916,598; $28,100,325; $27,933,640 and $4,073,726 and shares outstanding of 337,822,583, 891,916,364, 985,056,667 and 192,903,616, respectively, $0.01 Par Value (1)	$38.23	$31.51	$28.36	$21.12

(1) NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,555,555	$11,912,072	$12,317,883	$2,145,728

NET ASSETS CONSIST OF:
Paid-In Capital	$9,337,304	$12,120,902	$12,452,829	$2,095,854
Total Distributable Earnings (Loss)	3,579,294	15,979,423	15,480,811	1,977,872

NET ASSETS	$12,916,598	$28,100,325	$27,933,640	$4,073,726

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

			U.S. High	DFA Real
			Relative	Estate
	U.S. Small Cap	U.S. Micro Cap	Profitability	Securities
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,167,144, $564,244, $37,763 and $141,372 of securities on loan, respectively)	$12,617,474	$5,950,992	$4,330,684	$6,286,523
Temporary Cash Investments at Value & Cost	133,342	77,988	36,592	62,504
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $964,778, $473,313, $34,186 and $130,279, respectively)	964,767	473,309	34,186	130,278
Segregated Cash for Futures Contracts	7,195	3,662	3,405	2,878
Cash	327	1,475	—	—
Receivables:
Investment Securities Sold	4,043	4,446	4,677	—
Dividends and Interest	4,439	2,405	5,422	4,374
Securities Lending Income	261	117	11	30
Fund Shares Sold	16,439	2,469	1,651	8,346
Futures Margin Variation	774	847	1,765	341
Prepaid Expenses and Other Assets	54	23	30	29

Total Assets	13,749,115	6,517,733	4,418,423	6,495,303

LIABILITIES:
Payables:
Due to Custodian	—	—	3,267	—
Upon Return of Securities Loaned	965,355	473,491	34,181	130,585
Investment Securities Purchased	17,271	9,638	911	2,912
Fund Shares Redeemed	15,086	8,775	4,905	18,845
Due to Advisor	2,786	2,006	725	390
Accrued Expenses and Other Liabilities	797	410	321	542

Total Liabilities	1,001,295	494,320	44,310	153,274

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$12,747,820	$6,023,413	$4,374,113	$6,342,029

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,747,820; $6,023,413; $4,374,113 and $6,342,029 and shares outstanding of 340,195,942, 272,079,646, 242,013,243 and 191,598,706, respectively, $0.01 Par Value (1)	$37.47	$22.14	$18.07	$33.10

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$8,046,258	$3,889,420	$3,228,325	$4,614,840

NET ASSETS CONSIST OF:
Paid-In Capital	$7,973,958	$3,859,123	$3,284,874	$4,625,332
Total Distributable Earnings (Loss)	4,773,862	2,164,290	1,089,239	1,716,697

NET ASSETS	$12,747,820	$6,023,413	$4,374,113	$6,342,029

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Enhanced U.S.
	Large	U.S. Large Cap
	Company	Equity	U.S. Large Cap	U.S. Targeted
	Portfolio#	Portfolio#	Value Portfolio*	Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$569,098	—
Interest	—	—	384	—
Income from Securities Lending, Net	—	—	604	—
Expenses Allocated from Affiliated Investment Companies	—	—	(24,893)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	545,193	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $7, $0 and $315, respectively)	—	$27,303	—	$229,189
Interest	$7,140	—	—	—
Income from Securities Lending, Net	17	74	—	2,236

Total Fund Investment Income	7,157	27,377	—	231,425

Fund Expenses
Investment Management Fees	271	1,619	43,553	32,245
Accounting & Transfer Agent Fees	42	305	3,233	1,421
S&P 500® Fees	37	—	—	—
Custodian Fees	12	21	—	210
Shareholder Servicing Fees[1]
Class R1 Shares	—	—	—	18
Class R2 Shares	—	—	—	104
Filing Fees	23	32	171	148
Shareholders’ Reports	21	40	364	314
Directors’/Trustees’ Fees & Expenses	1	12	176	91
Professional Fees	3	24	218	203
Previously Waived Fees Recovered by Advisor (Note C)	1	—	—	—
Other	8	59	945	854

Total Fund Expenses	419	2,112	48,660	35,608

Fees Waived, Expenses Reimbursed by Advisor (Note C)	80	—	22,936	—
Fees Paid Indirectly (Note C)	4	—	—	—

Net Expenses	335	2,112	25,724	35,608

Net Investment Income (Loss)	6,822	25,265	519,469	195,817

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,528)	63,579	—	203,527
Affiliated Investment Companies Shares Sold	(1)	1	—	37
Transactions Allocated from Affiliated Investment Company**	—	—	1,275,114	—
Futures	9,122	19	—	15,355
Foreign Currency Transactions	15	—	—	—
Forward Currency Contracts	708	—	—	—
In-Kind Redemptions	—	1,670	—	508,819
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,323	46,602	—	(1,143,344)
Affiliated Investment Companies Shares	3	3	—	300
Transactions Allocated from Affiliated Investment Company	—	—	(1,930,515)	—
Futures	2,459	—	—	(4,308)
Translation of Foreign Currency-Denominated Amounts	8	—	—	—
Forward Currency Contracts	(374)	—	—	—

Net Realized and Unrealized Gain (Loss)	15,735	111,874	(655,401)	(419,614)

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,557	$137,139	$(135,932)	$(223,797)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
1	Class R1 and Class R2 shares of the U.S. Targeted Value Portfolio converted into Institutional Class shares on June 9, 2023.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $461, $145, $160 and $43, respectively)	$285,599	$506,878	$519,411	$83,007
Income from Securities Lending, Net	2,446	2,900	3,263	802

Total Investment Income	288,045	509,778	522,674	83,809

Expenses
Investment Management Fees	38,706	34,739	47,604	10,914
Accounting & Transfer Agent Fees	2,409	5,586	5,350	886
Custodian Fees	218	288	299	63
Filing Fees	169	314	259	62
Shareholders’ Reports	342	342	345	99
Directors’/Trustees’ Fees & Expenses	105	212	221	33
Professional Fees	200	442	455	63
Other	921	671	1,948	194

Total Expenses	43,070	42,594	56,481	12,314

Net Expenses	43,070	42,594	56,481	12,314

Net Investment Income (Loss)	244,975	467,184	466,193	71,495

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	499,680	(19,972)	212,512	100,955
Affiliated Investment Companies Shares Sold	178	129	45	24
Futures	16,515	7,188	17,680	648
In-Kind Redemptions	631,554	110,661	928,790	78,286
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,685,616)	1,298,012	70,927	(258,670)
Affiliated Investment Companies Shares	310	401	332	99
Futures	(10,073)	2,341	(5,760)	243

Net Realized and Unrealized Gain (Loss)	(547,452)	1,398,760	1,224,526	(78,415)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(302,477)	$1,865,944	$1,690,719	$(6,920)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $215, $159, $6 and $0, respectively)	$216,995	$104,237	$93,640	$268,838
Income from Securities Lending, Net	3,592	1,704	68	443

Total Investment Income	220,587	105,941	93,708	269,281

Fund Expenses
Investment Management Fees	34,674	24,759	8,868	12,831
Accounting & Transfer Agent Fees	1,993	1,096	1,011	1,369
Custodian Fees	202	125	44	75
Filing Fees	129	97	113	102
Shareholders’ Reports	297	148	148	268
Directors’/Trustees’ Fees & Expenses	104	48	35	59
Professional Fees	202	93	69	105
Other	750	249	442	591

Total Fund Expenses	38,351	26,615	10,730	15,400

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	1,815

Net Expenses	38,351	26,615	10,730	13,585

Net Investment Income (Loss)	182,236	79,326	82,978	255,696

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	271,748	124,839	(13,359)	61,871
Affiliated Investment Companies Shares Sold	133	(7)	9	(60)
Futures	12,493	5,577	559	10,056
In-Kind Redemptions	470,958	98,676	146,859	185,024
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,439,539)	(603,563)	179,761	(1,026,975)
Affiliated Investment Companies Shares	494	230	—	158
Futures	(8,721)	(5,850)	74	(5,903)

Net Realized and Unrealized Gain (Loss)	(692,434)	(380,098)	313,903	(775,829)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(510,198)	$(300,772)	$396,881	$(520,133)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,822	$4,235	$25,265	$27,396	$519,469	$502,676
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,528)	(18,469)	63,579	55,532	—	—
Affiliated Investment Companies Shares Sold	(1)	2	1	(4)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	1,275,114	638,941
Futures	9,122	(26,807)	19	107	—	—
Foreign Currency Transactions	15	(30)	—	—	—	—
Forward Currency Contracts	708	8,012	—	—	—	—
In-Kind Redemptions	—	—	1,670	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,323	(10,721)	46,602	(370,165)	—	—
Affiliated Investment Companies Shares	3	(2)	3	(5)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(1,930,515)	(2,005,602)
Futures	2,459	(30,214)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	8	(23)	—	—	—	—
Forward Currency Contracts	(374)	3,153	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	22,557	(70,864)	137,139	(287,139)	(135,932)	(863,985)

Distributions:
Institutional Class Shares	(6,552)	(133,571)	(72,775)	(90,612)	(1,036,603)	(1,117,729)
Capital Share Transactions (1):
Shares Issued	15,615	48,491	112,800	213,960	4,366,292	4,190,043
Shares Issued in Lieu of Cash Distributions	6,531	133,398	64,304	81,512	943,718	1,033,573
Shares Redeemed	(100,420)	(145,680)	(308,325)	(504,737)	(6,270,166)	(5,256,718)

Net Increase (Decrease) from Capital Share Transactions	(78,274)	36,209	(131,221)	(209,265)	(960,156)	(33,102)

Total Increase (Decrease) in Net Assets	(62,269)	(168,226)	(66,857)	(587,016)	(2,132,691)	(2,014,816)
Net Assets
Beginning of Year	258,641	426,867	1,613,798	2,200,814	23,294,887	25,309,703

End of Year	$196,372	$258,641	$1,546,941	$1,613,798	$21,162,196	$23,294,887

(1) Shares Issued and Redeemed:
Shares Issued	1,408	3,691	4,717	8,558	103,852	96,435
Shares Issued in Lieu of Cash Distributions	601	10,160	2,749	3,061	22,435	23,697
Shares Redeemed	(9,208)	(11,934)	(12,931)	(20,072)	(148,955)	(120,437)

Net Increase (Decrease) from Shares Issued and Redeemed	(7,199)	1,917	(5,465)	(8,453)	(22,668)	(305)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$195,817	$177,788	$244,975	$231,839	$467,184	$449,395
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	203,527	481,149	499,680	724,122	(19,972)	746,757
Affiliated Investment Companies Shares Sold	37	(183)	178	(244)	129	(228)
Futures	15,355	(21,845)	16,515	(14,918)	7,188	(31,585)
In-Kind Redemptions	508,819	—	631,554	—	110,661	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,143,344)	(802,130)	(1,685,616)	(849,358)	1,298,012	(5,000,570)
Affiliated Investment Companies Shares	300	(345)	310	(387)	401	(421)
Futures	(4,308)	398	(10,073)	4,538	2,341	(15,318)

Net Increase (Decrease) in Net Assets Resulting from Operations	(223,797)	(165,168)	(302,477)	95,592	1,865,944	(3,851,970)

Distributions:
Class R1 Shares	—	(5,129)	—	—	—	—
Class R2 Shares	—	(5,446)	—	—	—	—
Institutional Class Shares	(614,367)	(964,425)	(945,213)	(1,470,644)	(1,100,742)	(1,269,285)

Total Distributions	(614,367)	(975,000)	(945,213)	(1,470,644)	(1,100,742)	(1,269,285)

Capital Share Transactions (1):
Shares Issued	3,123,341	2,691,895	2,986,948	2,634,579	3,051,996	4,313,735
Shares Issued in Lieu of Cash Distributions	574,668	935,419	863,245	1,344,674	1,059,256	1,221,541
Shares Issued upon Conversion from Class R1 and R2	92,602	—	—	—	—	—
Shares Redeemed	(3,768,767)	(3,369,049)	(4,030,343)	(3,405,110)	(4,831,411)	(5,743,780)

Net Increase (Decrease) from Capital Share Transactions	21,844	258,265	(180,150)	574,143	(720,159)	(208,504)

Total Increase (Decrease) in Net Assets	(816,320)	(881,903)	(1,427,840)	(800,909)	45,043	(5,329,759)

Net Assets
Beginning of Year	11,853,435	12,735,338	14,344,438	15,145,347	28,055,282	33,385,041

End of Year	$11,037,115	$11,853,435	$12,916,598	$14,344,438	$28,100,325	$28,055,282

(1) Shares Issued and Redeemed:
Shares Issued	109,646	93,255	73,906	63,267	96,032	132,367
Shares Issued in Lieu of Cash Distributions	20,580	32,294	21,635	32,160	33,949	35,760
Shares Issued upon Conversion from Class R1 and R2	3,282	—	—	—	—	—
Shares Redeemed	(133,479)	(116,048)	(99,192)	(80,833)	(151,907)	(175,289)

Net Increase (Decrease) from Shares Issued and Redeemed	29	9,501	(3,651)	14,594	(21,926)	(7,162)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$466,193	$448,257	$71,495	$70,009	$182,236	$163,574
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	212,512	908,780	100,955	159,333	271,748	597,912
Affiliated Investment Companies Shares Sold	45	(225)	24	(49)	133	(303)
Futures	17,680	(34,730)	648	(5,485)	12,493	(21,083)
In-Kind Redemptions	928,790	—	78,286	—	470,958	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,927	(5,092,843)	(258,670)	(594,083)	(1,439,539)	(2,273,036)
Affiliated Investment Companies Shares	332	(384)	99	(121)	494	(567)
Futures	(5,760)	(11,179)	243	(1,963)	(8,721)	(1,773)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,690,719	(3,782,324)	(6,920)	(372,359)	(510,198)	(1,535,276)

Distributions:
Institutional Class Shares	(1,250,430)	(1,676,395)	(209,532)	(387,023)	(697,129)	(1,001,810)
Capital Share Transactions (1):
Shares Issued	3,561,807	3,998,679	537,638	667,556	2,543,294	2,418,174
Shares Issued in Lieu of Cash Distributions	1,231,432	1,650,798	203,171	381,930	650,841	944,361
Shares Redeemed	(6,573,835)	(6,065,708)	(875,691)	(1,047,819)	(3,122,590)	(3,689,252)

Net Increase (Decrease) from Capital Share Transactions	(1,780,596)	(416,231)	(134,882)	1,667	71,545	(326,717)

Total Increase (Decrease) in Net Assets	(1,340,307)	(5,874,950)	(351,334)	(757,715)	(1,135,782)	(2,863,803)
Net Assets
Beginning of Year	29,273,947	35,148,897	4,425,060	5,182,775	13,883,602	16,747,405

End of Year	$27,933,640	$29,273,947	$4,073,726	$4,425,060	$12,747,820	$13,883,602

(1) Shares Issued and Redeemed:
Shares Issued	122,172	134,993	24,272	28,984	62,952	57,023
Shares Issued in Lieu of Cash Distributions	43,512	52,814	9,286	16,017	16,356	21,166
Shares Redeemed	(225,764)	(202,581)	(39,565)	(45,273)	(77,231)	(85,366)

Net Increase (Decrease) from Shares Issued and Redeemed	(60,080)	(14,774)	(6,007)	(272)	2,077	(7,177)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$79,326	$72,387	$82,978	$84,301	$255,696	$195,121
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	124,839	280,167	(13,359)	113,487	61,871	343,226
Affiliated Investment Companies Shares Sold	(7)	(141)	9	(7)	(60)	(91)
Futures	5,577	(16,098)	559	(7,134)	10,056	(10,229)
In-Kind Redemptions	98,676	37,518	146,859	—	185,024	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(603,563)	(939,247)	179,761	(678,479)	(1,026,975)	(2,500,744)
Affiliated Investment Companies Shares	230	(266)	—	—	158	(185)
Futures	(5,850)	119	74	(2,379)	(5,903)	323

Net Increase (Decrease) in Net Assets Resulting from Operations	(300,772)	(565,561)	396,881	(490,211)	(520,133)	(1,972,579)

Distributions:
Institutional Class Shares	(320,213)	(741,898)	(166,760)	(193,881)	(524,375)	(291,803)
Capital Share Transactions (1):
Shares Issued	822,690	1,087,837	1,054,944	1,190,255	1,558,787	1,555,500
Shares Issued in Lieu of Cash Distributions	293,272	683,212	165,299	193,188	493,034	263,575
Shares Redeemed	(946,998)	(1,442,021)	(1,738,549)	(1,872,690)	(2,734,210)	(2,700,865)

Net Increase (Decrease) from Capital Share Transactions	168,964	329,028	(518,306)	(489,247)	(682,389)	(881,790)

Total Increase (Decrease) in Net Assets	(452,021)	(978,431)	(288,185)	(1,173,339)	(1,726,897)	(3,146,172)
Net Assets
Beginning of Year	6,475,434	7,453,865	4,662,298	5,835,637	8,068,926	11,215,098

End of Year	$6,023,413	$6,475,434	$4,374,113	$4,662,298	$6,342,029	$8,068,926

(1) Shares Issued and Redeemed:
Shares Issued	34,724	43,512	57,418	65,459	42,513	34,851
Shares Issued in Lieu of Cash Distributions	12,513	25,842	9,180	10,217	13,149	5,474
Shares Redeemed	(39,963)	(56,767)	(95,116)	(104,293)	(74,244)	(59,493)

Net Increase (Decrease) from Shares Issued and Redeemed	7,274	12,587	(28,518)	(28,617)	(18,582)	(19,168)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio					U.S. Large Cap Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.36	$18.53	$14.06	$14.02	$13.03	$23.10	$28.11	$20.01	$18.61	$16.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.15	0.10	0.12	0.26	0.38	0.37	0.33	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.68	(2.48)	5.49	1.17	1.60	1.62	(4.19)	8.11	1.42	1.86

Total from Investment Operations	1.01	(2.33)	5.59	1.29	1.86	2.00	(3.82)	8.44	1.74	2.17

Less Distributions:
Net Investment Income	(0.31)	(0.11)	(0.13)	(0.11)	(0.30)	(0.34)	(0.34)	(0.34)	(0.31)	(0.31)
Net Realized Gains	—	(5.73)	(0.99)	(1.14)	(0.57)	(0.73)	(0.85)	—	(0.03)	—

Total Distributions	(0.31)	(5.84)	(1.12)	(1.25)	(0.87)	(1.07)	(1.19)	(0.34)	(0.34)	(0.31)

Net Asset Value, End of Year	$11.06	$10.36	$18.53	$14.06	$14.02	$24.03	$23.10	$28.11	$20.01	$18.61

Total Return	9.77%	(19.24%)	41.82%	9.55%	15.67%	8.83%	(14.12%)	42.42%	9.52%	13.13%

Net Assets, End of Year (thousands)	$196,372	$258,641	$426,867	$433,322	$386,750	$1,546,941	$1,613,798	$2,200,814	$1,693,438	$1,611,529
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.13%	0.13%	0.14%	0.16%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%	0.17%	0.17%	0.22%	0.25%	0.13%	0.13%	0.14%	0.16%	0.19%
Ratio of Net Investment Income to Average Net Assets	3.02%	1.26%	0.59%	0.89%	1.98%	1.56%	1.45%	1.32%	1.68%	1.77%
Portfolio Turnover Rate	19%	118%	70%	90%	109%	8%	7%	7%	20%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio					U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$42.28	$45.91	$31.40	$37.13	$37.41	$28.74	$31.61	$18.57	$22.31	$23.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.96	0.91	0.76	0.79	0.83	0.47	0.43	0.46	0.31	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.27)	(2.50)	14.46	(4.98)	1.45	(0.97)	(0.87)	13.02	(3.19)	(0.23)

Total from Investment Operations	(0.31)	(1.59)	15.22	(4.19)	2.28	(0.50)	(0.44)	13.48	(2.88)	0.09

Less Distributions:
Net Investment Income	(0.87)	(0.82)	(0.71)	(0.73)	(0.76)	(0.44)	(0.40)	(0.44)	(0.29)	(0.30)
Net Realized Gains	(1.04)	(1.22)	—	(0.81)	(1.80)	(1.04)	(2.03)	—	(0.57)	(0.94)

Total Distributions	(1.91)	(2.04)	(0.71)	(1.54)	(2.56)	(1.48)	(2.43)	(0.44)	(0.86)	(1.24)

Net Asset Value, End of Year	$40.06	$42.28	$45.91	$31.40	$37.13	$26.76	$28.74	$31.61	$18.57	$22.31

Total Return	(0.89%)	(3.54%)	48.68%	(11.56%)	6.97%	(1.90%)	(1.39%)	72.95%	(13.27%)	0.88%

Net Assets, End of Year (thousands)	$21,162,196	$23,294,887	$25,309,703	$18,715,077	$25,656,577	$11,037,115	$11,746,736	$12,591,768	$8,711,891	$10,655,324
Ratio of Expenses to Average Net Assets (B)	0.22%	0.21%	0.23%	0.27%	0.28%	0.30%	0.30%	0.33%	0.37%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.32%	0.31%	0.33%	0.37%	0.38%	0.30%	0.30%	0.33%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.09%	1.80%	2.38%	2.33%	1.64%	1.47%	1.65%	1.65%	1.45%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	20%	18%	13%	20%	16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio					U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$42.01	$46.33	$27.34	$32.79	$36.39	$30.70	$36.25	$25.24	$24.71	$22.77

Income from Investment Operations (A)
Net Investment Income (Loss)	0.72	0.68	0.80	0.44	0.42	0.52	0.49	0.44	0.41	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.68)	(0.47)	18.98	(4.95)	(1.69)	1.51	(4.65)	10.99	0.93	2.08

Total from Investment Operations	(0.96)	0.21	19.78	(4.51)	(1.27)	2.03	(4.16)	11.43	1.34	2.48

Less Distributions:
Net Investment Income	(0.69)	(0.67)	(0.79)	(0.38)	(0.38)	(0.47)	(0.45)	(0.42)	(0.39)	(0.40)
Net Realized Gains	(2.13)	(3.86)	—	(0.56)	(1.95)	(0.75)	(0.94)	—	(0.42)	(0.14)

Total Distributions	(2.82)	(4.53)	(0.79)	(0.94)	(2.33)	(1.22)	(1.39)	(0.42)	(0.81)	(0.54)

Net Asset Value, End of Year	$38.23	$42.01	$46.33	$27.34	$32.79	$31.51	$30.70	$36.25	$25.24	$24.71

Total Return	(2.49%)	0.58%	73.01%	(14.11%)	(3.04%)	6.69%	(11.85%)	45.50%	5.55%	11.18%

Net Assets, End of Year (thousands)	$12,916,598	$14,344,438	$15,145,347	$10,481,057	$13,766,513	$28,100,325	$28,055,282	$33,385,041	$24,427,934	$26,592,058
Ratio of Expenses to Average Net Assets	0.31%	0.33%	0.42%	0.52%	0.53%	0.15%	0.14%	0.15%	0.18%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.31%	0.33%	0.42%	0.52%	0.53%	0.15%	0.14%	0.15%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.62%	1.94%	1.56%	1.26%	1.61%	1.48%	1.34%	1.69%	1.72%
Portfolio Turnover Rate	25%	23%	22%	18%	19%	8%	5%	4%	3%	5%

(A) Computed using average shares outstanding.See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio					U.S. Vector Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$28.01	$33.16	$22.79	$22.66	$21.25	$22.25	$26.02	$17.00	$18.71	$18.40

Income from Investment Operations (A)
Net Investment Income (Loss)	0.45	0.42	0.39	0.36	0.36	0.36	0.35	0.31	0.27	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.11	(3.98)	10.35	0.60	1.65	(0.42)	(2.17)	9.00	(1.40)	0.72

Total from Investment Operations	1.56	(3.56)	10.74	0.96	2.01	(0.06)	(1.82)	9.31	(1.13)	1.00

Less Distributions:
Net Investment Income	(0.42)	(0.39)	(0.37)	(0.33)	(0.37)	(0.34)	(0.32)	(0.29)	(0.25)	(0.27)
Net Realized Gains	(0.79)	(1.20)	—	(0.50)	(0.23)	(0.73)	(1.63)	—	(0.33)	(0.42)

Total Distributions	(1.21)	(1.59)	(0.37)	(0.83)	(0.60)	(1.07)	(1.95)	(0.29)	(0.58)	(0.69)

Net Asset Value, End of Year	$28.36	$28.01	$33.16	$22.79	$22.66	$21.12	$22.25	$26.02	$17.00	$18.71

Total Return	5.64%	(11.19%)	47.35%	4.37%	9.78%	(0.41%)	(7.42%)	54.98%	(6.12%)	5.92%

Net Assets, End of Year (thousands)	$27,933,640	$29,273,947	$35,148,897	$25,670,305	$27,829,155	$4,073,726	$4,425,060	$5,182,775	$3,612,716	$4,583,612
Ratio of Expenses to Average Net Assets	0.19%	0.18%	0.19%	0.21%	0.22%	0.28%	0.28%	0.29%	0.32%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.19%	0.18%	0.19%	0.21%	0.22%	0.28%	0.28%	0.29%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.41%	1.29%	1.63%	1.69%	1.64%	1.49%	1.31%	1.59%	1.53%
Portfolio Turnover Rate	7%	5%	5%	3%	6%	11%	10%	10%	13%	6%

(A) Computed using average shares outstanding.See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio					U.S. Micro Cap Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$41.06	$48.50	$31.00	$33.80	$35.02	$24.45	$29.55	$18.19	$20.78	$21.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.53	0.48	0.50	0.35	0.38	0.29	0.27	0.24	0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.06)	(4.93)	17.50	(2.02)	(0.05)	(1.39)	(2.41)	11.37	(2.18)	(0.26)

Total from Investment Operations	(1.53)	(4.45)	18.00	(1.67)	0.33	(1.10)	(2.14)	11.61	(2.00)	(0.06)

Less Distributions:
Net Investment Income	(0.50)	(0.45)	(0.50)	(0.32)	(0.35)	(0.28)	(0.26)	(0.25)	(0.16)	(0.18)
Net Realized Gains	(1.56)	(2.54)	—	(0.81)	(1.20)	(0.93)	(2.70)	—	(0.43)	(0.86)

Total Distributions	(2.06)	(2.99)	(0.50)	(1.13)	(1.55)	(1.21)	(2.96)	(0.25)	(0.59)	(1.04)

Net Asset Value, End of Year	$37.47	$41.06	$48.50	$31.00	$33.80	$22.14	$24.45	$29.55	$18.19	$20.78

Total Return	(3.96%)	(9.62%)	58.30%	(5.08%)	1.41%	(4.74%)	(7.93%)	64.00%	(9.87%)	0.24%

Net Assets, End of Year (thousands)	$12,747,820	$13,883,602	$16,747,405	$13,189,730	$17,392,495	$6,023,413	$6,475,434	$7,453,865	$5,120,258	$6,351,299
Ratio of Expenses to Average Net Assets	0.28%	0.29%	0.33%	0.36%	0.37%	0.41%	0.41%	0.46%	0.52%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.28%	0.29%	0.33%	0.36%	0.37%	0.41%	0.41%	0.46%	0.52%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.12%	1.13%	1.15%	1.13%	1.22%	1.08%	0.90%	1.00%	0.98%
Portfolio Turnover Rate	20%	13%	12%	3%	8%	22%	22%	20%	11%	15%

(A) Computed using average shares outstanding.See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio					DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$17.23	$19.51	$14.61	$13.51	$11.85	$38.39	$48.90	$34.21	$41.90	$34.14

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.29	0.26	0.25	0.22	1.26	0.89	0.90	1.01	0.52 **
Net Gains (Losses) on Securities (Realized and Unrealized)	1.17	(1.91)	4.89	1.07	1.64	(4.00)	(10.10)	14.86	(7.77)	8.09 **

Total from Investment Operations	1.49	(1.62)	5.15	1.32	1.86	(2.74)	(9.21)	15.76	(6.76)	8.61

Less Distributions:
Net Investment Income	(0.30)	(0.27)	(0.25)	(0.22)	(0.20)	(1.22)	(0.79)	(0.95)	(0.87)	(0.85)
Net Realized Gains	(0.35)	(0.39)	—	—	—	(1.33)	(0.51)	(0.12)	(0.06)	—

Total Distributions	(0.65)	(0.66)	(0.25)	(0.22)	(0.20)	(2.55)	(1.30)	(1.07)	(0.93)	(0.85)

Net Asset Value, End of Year	$18.07	$17.23	$19.51	$14.61	$13.51	$33.10	$38.39	$48.90	$34.21	$41.90

Total Return	8.67%	(8.55%)	35.42%	9.90%	15.88%	(7.83%)	(19.38%)	47.01%	(16.27%)	25.64%

Net Assets, End of Year (thousands)	$4,374,113	$4,662,298	$5,835,637	$3,629,125	$1,703,302	$6,342,029	$8,068,926	$11,215,098	$8,137,555	$10,671,437
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.24%	0.25%	0.25%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.23%	0.23%	0.24%	0.25%	0.25%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.61%	1.46%	1.76%	1.73%	3.39%	1.96%	2.12%	2.73%	1.38%**
Portfolio Turnover Rate	12%	20%	12%	0%	4%	3%	3%	5%	5%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of October 31, 2023, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 10/31/23
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities at the mean between the most recent quoted

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bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

75

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.27%
U.S. Small Cap Value Portfolio	0.28%
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.25%
U.S. Micro Cap Portfolio	0.38%
U.S. High Relative Profitability Portfolio	0.19%
DFA Real Estate Securities Portfolio	0.17%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the year ended October 31, 2023, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$1	$80	$239
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	22,936	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—

77

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	$1,815	$5,059

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$4

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

78

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Equity Portfolio	2
U.S. Large Cap Value Portfolio	151
U.S. Targeted Value Portfolio	39
U.S. Small Cap Value Portfolio	154
U.S. Core Equity 1 Portfolio	37
U.S. Core Equity 2 Portfolio	51
U.S. Vector Equity Portfolio	33
U.S. Small Cap Portfolio	95
U.S. Micro Cap Portfolio	69
U.S. High Relative Profitability Portfolio	6
DFA Real Estate Securities Portfolio	42

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Domestic Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$22,438	$48,948	$17,000	$65,714
U.S. Large Cap Equity Portfolio	—	—	123,859	292,278
U.S. Targeted Value Portfolio	—	—	2,919,211	2,307,466
U.S. Small Cap Value Portfolio	—	—	3,736,352	3,385,575
U.S. Core Equity 1 Portfolio	—	—	2,324,991	3,240,883
U.S. Core Equity 2 Portfolio	—	—	2,072,844	3,433,521
U.S. Vector Equity Portfolio	—	—	469,918	605,864
U.S. Small Cap Portfolio	—	—	3,192,807	2,702,257
U.S. Micro Cap Portfolio	—	—	1,614,424	1,444,224
U.S. High Relative Profitability Portfolio	—	—	563,178	779,018
DFA Real Estate Securities Portfolio	—	—	207,749	707,591

There were no purchases or sales of long-term U.S. government securities by the Domestic Equity Portfolios.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$6,490	$45,291	$48,523	$(1)	$3	$3,260	282	$142	—

Total	$6,490	$45,291	$48,523	$(1)	$3	$3,260	282	$142	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$7,333	$97,233	$99,373	$1	$3	$5,197	449	$354	—

Total	$7,333	$97,233	$99,373	$1	$3	$5,197	449	$354	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$856,197	$7,846,881	$7,859,944	$37	$300	$843,471	72,920	$42,735	—

Total	$856,197	$7,846,881	$7,859,944	$37	$300	$843,471	72,920	$42,735	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$939,014	$7,716,010	$8,070,325	$178	$310	$585,187	50,591	$46,398	—

Total	$939,014	$7,716,010	$8,070,325	$178	$310	$585,187	50,591	$46,398	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$1,197,211	$6,937,729	$7,709,014	$129	$401	$426,456	36,868	$42,773	—

Total	$1,197,211	$6,937,729	$7,709,014	$129	$401	$426,456	36,868	$42,773	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$1,076,958	$7,442,074	$7,981,095	$45	$332	$538,314	46,539	$46,621	—

Total	$1,076,958	$7,442,074	$7,981,095	$45	$332	$538,314	46,539	$46,621	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$227,604	$2,005,313	$1,994,657	$24	$99	$238,383	20,609	$13,333	—

Total	$227,604	$2,005,313	$1,994,657	$24	$99	$238,383	20,609	$13,333	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,540,634	$9,720,518	$10,297,012	$133	$494	$964,767	83,407	$64,571	—

Total	$1,540,634	$9,720,518	$10,297,012	$133	$494	$964,767	83,407	$64,571	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$544,018	$4,730,426	$4,801,358	$(7)	$230	$473,309	40,919	$31,744	—

Total	$544,018	$4,730,426	$4,801,358	$(7)	$230	$473,309	40,919	$31,744	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$2,788	$627,107	$595,718	$9	—	$34,186	2,955	—	—

Total	$2,788	$627,107	$595,718	$9	—	$34,186	2,955	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$365,690	$1,335,094	$1,570,604	$(60)	$158	$130,278	11,263	$8,802	—

Total	$365,690	$1,335,094	$1,570,604	$(60)	$158	$130,278	11,263	$8,802	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

81

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2022	$56,965	$76,606	—	$133,571
2023	6,552	—	—	6,552
U.S. Large Cap Equity Portfolio
2022	25,100	65,512	—	90,612
2023	22,527	50,248	—	72,775
U.S. Large Cap Value Portfolio
2022	452,232	665,497	—	1,117,729
2023	470,186	566,417	—	1,036,603
U.S. Targeted Value Portfolio
2022	248,278	726,722	—	975,000
2023	185,456	428,911	—	614,367
U.S. Small Cap Value Portfolio
2022	322,497	1,148,147	—	1,470,644
2023	232,902	712,311	—	945,213
U.S. Core Equity 1 Portfolio
2022	411,055	858,230	—	1,269,285
2023	427,511	673,231	—	1,100,742
U.S. Core Equity 2 Portfolio
2022	433,070	1,243,325	—	1,676,395
2023	433,372	817,058	—	1,250,430
U.S. Vector Equity Portfolio
2022	77,716	309,307	—	387,023
2023	66,344	143,188	—	209,532
U.S. Small Cap Portfolio
2022	153,059	848,752	—	1,001,811
2023	172,046	525,083	—	697,129
U.S. Micro Cap Portfolio
2022	67,157	674,741	—	741,898
2023	74,896	245,317	—	320,213
U.S. High Relative Profitability Portfolio
2022	83,850	110,031	—	193,881
2023	75,263	91,497	—	166,760
DFA Real Estate Securities Portfolio
2022	195,676	96,127	—	291,803
2023	248,798	275,577	—	524,375

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As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(681)	—	$(681)
U.S. Large Cap Equity Portfolio	(2,520)	$(2,995)	(5,515)
U.S. Large Cap Value Portfolio	(48,927)	(19,176)	(68,103)
U.S. Targeted Value Portfolio	(9,518)	(107,739)	(117,257)
U.S. Small Cap Value Portfolio	(11,661)	(136,344)	(148,005)
U.S. Core Equity 1 Portfolio	(13,276)	—	(13,276)
U.S. Core Equity 2 Portfolio	(32,412)	(101,482)	(133,894)
U.S. Vector Equity Portfolio	(5,267)	(11,491)	(16,758)
U.S. Small Cap Portfolio	(11,186)	(74,804)	(85,990)
U.S. Micro Cap Portfolio	(4,988)	(15,830)	(20,818)
U.S. High Relative Profitability Portfolio	(7,722)	—	(7,722)
DFA Real Estate Securities Portfolio	(23,922)	(30,684)	(54,606)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$2,979	—	$(57,576)	$(4,143)	$(58,740)
U.S. Large Cap Equity Portfolio	148	$60,512	—	795,453	856,113
U.S. Large Cap Value Portfolio	—	387,137	—	6,814,851	7,201,988
U.S. Targeted Value Portfolio	—	107,196	—	2,615,250	2,722,446
U.S. Small Cap Value Portfolio	—	321,805	—	3,257,644	3,579,449
U.S. Core Equity 1 Portfolio	26,293	—	(5,231)	15,958,400	15,979,462
U.S. Core Equity 2 Portfolio	—	128,901	—	15,351,960	15,480,861
U.S. Vector Equity Portfolio	—	89,685	—	1,888,220	1,977,905
U.S. Small Cap Portfolio	—	195,537	—	4,578,419	4,773,956
U.S. Micro Cap Portfolio	—	101,536	—	2,062,816	2,164,352
U.S. High Relative Profitability Portfolio	—	—	(12,848)	1,102,095	1,089,247
DFA Real Estate Securities Portfolio	69,575	31,436	—	1,615,727	1,716,738

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	$57,576	$57,576
U.S. Core Equity 1 Portfolio	5,231	5,231
U.S. High Relative Profitability Portfolio	$12,848	$12,848

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During the year ended October 31, 2023, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$8,684

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$198,755	$95	$(4,241)	$(4,146)
U.S. Large Cap Equity Portfolio	752,835	811,717	(16,264)	795,453
U.S. Large Cap Value Portfolio	14,378,327	6,812,982	—	6,812,982
U.S. Targeted Value Portfolio	9,254,611	3,215,768	(600,506)	2,615,262
U.S. Small Cap Value Portfolio	10,247,563	3,904,390	(646,749)	3,257,641
U.S. Core Equity 1 Portfolio	12,604,656	16,349,081	(390,681)	15,958,400
U.S. Core Equity 2 Portfolio	13,089,394	15,788,615	(436,655)	15,351,960
U.S. Vector Equity Portfolio	2,421,835	1,888,220	—	1,888,220
U.S. Small Cap Portfolio	9,137,166	4,929,325	(350,908)	4,578,417
U.S. Micro Cap Portfolio	4,439,475	2,325,840	(263,027)	2,062,813
U.S. High Relative Profitability Portfolio	3,299,367	1,223,382	(121,288)	1,102,094
DFA Real Estate Securities Portfolio	4,863,582	2,122,556	(506,831)	1,615,725

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large

84

Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$34,450	$229,199
U.S. Targeted Value Portfolio	—	129,606
U.S. Small Cap Value Portfolio	—	164,110
U.S. Core Equity 1 Portfolio	—	253,371
U.S. Core Equity 2 Portfolio	—	242,929
U.S. Vector Equity Portfolio	—	35,496
U.S. Small Cap Portfolio	—	131,933
U.S. Micro Cap Portfolio	—	67,667
U.S. High Relative Profitability Portfolio	—	33,087
DFA Real Estate Securities Portfolio	—	68,094

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

85

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (1)
Enhanced U.S. Large Company Portfolio	$213	$213

	Liability Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (2)	Equity Contracts *,(3)
Enhanced U.S. Large Company Portfolio	$(15,135)	$(65)	$(15,070)
U.S. Targeted Value Portfolio	(1,148)	—	(1,148)
U.S. Small Cap Value Portfolio	(2,300)	—	(2,300)
U.S. Core Equity 1 Portfolio	(6,275)	—	(6,275)
U.S. Core Equity 2 Portfolio	(10,222)	—	(10,222)
U.S. Vector Equity Portfolio	(867)	—	(867)
U.S. Small Cap Portfolio	(4,804)	—	(4,804)
U.S. Micro Cap Portfolio	(3,872)	—	(3,872)
U.S. High Relative Profitability Portfolio	(1,363)	—	(1,363)
DFA Real Estate Securities Portfolio	(3,183)	—	(3,183)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$9,830	$708	$9,122
U.S. Large Cap Equity Portfolio	19	—	19	*
U.S. Targeted Value Portfolio	15,355	—	15,355
U.S. Small Cap Value Portfolio	16,515	—	16,515
U.S. Core Equity 1 Portfolio	7,188	—	7,188
U.S. Core Equity 2 Portfolio	17,680	—	17,680
U.S. Vector Equity Portfolio	648	—	648
U.S. Small Cap Portfolio	12,493	—	12,493
U.S. Micro Cap Portfolio	5,577	—	5,577
U.S. High Relative Profitability Portfolio	559	—	559
DFA Real Estate Securities Portfolio	$10,056	—	$10,056

86

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$2,085	$(374)	$2,459
U.S. Targeted Value Portfolio	(4,308)	—	(4,308)
U.S. Small Cap Value Portfolio	(10,073)	—	(10,073)
U.S. Core Equity 1 Portfolio	2,341	—	2,341
U.S. Core Equity 2 Portfolio	(5,760)	—	(5,760)
U.S. Vector Equity Portfolio	243	—	243
U.S. Small Cap Portfolio	(8,721)	—	(8,721)
U.S. Micro Cap Portfolio	(5,850)	—	(5,850)
U.S. High Relative Profitability Portfolio	74	—	74
DFA Real Estate Securities Portfolio	(5,903)	—	(5,903)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2023, there were no futures contracts outstanding. During the year ended October 31, 2023, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

87

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
State Street Bank and Trust	$63	$63	—	—	—	$63	—	—	—	—	—	—
Barclays Capital	5	5	$(5)	—	—	—	$63	$63	$(5)	—	—	$58
HSBC Bank	145	145	—	—	—	145	—	—	—	—	—	—
Citibank, N.A	—	—	—	—	—	—	2	2	—	—	—	2

Total	$213	$213	$(5)	—	—	$208	$65	$65	$(5)	—	—	$60

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

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For the year ended October 31, 2023, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
U.S. Large Cap Equity Portfolio	5.10%	$3,582	25	$13	$9,186	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
U.S. Large Cap Equity Portfolio	Borrower	4.94%	$30,782	1	$4	$30,782	—
U.S. High Relative Profitability Portfolio	Borrower	4.94%	31,711	3	13	31,711	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that the Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$26,260	$33,341	$5,306
U.S. Targeted Value Portfolio	563,026	452,072	(192,067)
U.S. Small Cap Value Portfolio	463,726	816,392	(195,890)

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Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Core Equity 1 Portfolio	$409,158	$431,023	$(132,047)
U.S. Core Equity 2 Portfolio	385,297	497,701	(150,735)
U.S. Vector Equity Portfolio	122,055	110,289	(5,499)
U.S. Small Cap Portfolio	479,217	701,095	(182,251)
U.S. Micro Cap Portfolio	300,045	377,366	(159,128)
U.S. High Relative Profitability Portfolio	129,205	74,995	(8,606)
DFA Real Estate Securities Portfolio	1,004	33,885	739

J. Securities Lending:

As of October 31, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$18,224
U.S. Targeted Value Portfolio	144,447
U.S. Small Cap Value Portfolio	105,876
U.S. Core Equity 1 Portfolio	216,099
U.S. Core Equity 2 Portfolio	346,502
U.S. Vector Equity Portfolio	42,372
U.S. Small Cap Portfolio	220,431
U.S. Micro Cap Portfolio	101,501
U.S. High Relative Profitability Portfolio	4,093
DFA Real Estate Securities Portfolio	14,666

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio Bonds	$3,260	—	—	—	$3,260
U.S. Large Cap Equity Portfolio Common Stocks	5,211	—	—	—	5,211
U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks	843,875	—	—	—	843,875
U.S. Small Cap Value Portfolio Common Stocks, Preferred Stocks	585,252	—	—	—	585,252
U.S. Core Equity 1 Portfolio Common Stocks, Preferred Stocks	426,872	—	—	—	426,872
U.S. Core Equity 2 Portfolio Common Stocks, Preferred Stocks	538,816	—	—	—	538,816
U.S. Vector Equity Portfolio Common Stocks, Preferred Stocks	238,474	—	—	—	238,474
U.S. Small Cap Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	965,355	—	—	—	965,355
U.S. Micro Cap Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	473,491	—	—	—	473,491
U.S. High Relative Profitability Portfolio Common Stocks	34,181	—	—	—	34,181
DFA Real Estate Securities Portfolio Common Stocks	130,585	—	—	—	130,585

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K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R1 and Class R2 shares (collectively, the “Class R shares”) of the U.S. Targeted Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

During the year ended October 31, 2023, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Large Cap Equity Portfolio	$1,670
U.S. Targeted Value Portfolio	508,819
U.S. Small Cap Value Portfolio	631,554
U.S. Core Equity 1 Portfolio	110,661
U.S. Core Equity 2 Portfolio	928,790
U.S. Vector Equity Portfolio	78,286
U.S. Small Cap Portfolio	470,958
U.S. Micro Cap Portfolio	98,676
U.S. High Relative Profitability Portfolio	146,859
DFA Real Estate Securities Portfolio	185,024

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

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O. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio	4	70%
U.S. Large Cap Equity Portfolio	3	80%
U.S. Large Cap Value Portfolio	2	65%
U.S. Targeted Value Portfolio	2	52%
U.S. Small Cap Value Portfolio	3	75%
U.S. Core Equity 1 Portfolio	3	72%
U.S. Core Equity 2 Portfolio	4	82%
U.S. Vector Equity Portfolio	4	84%
U.S. Small Cap Portfolio	2	55%
U.S. Micro Cap Portfolio	3	75%
U.S. High Relative Profitability Portfolio	2	83%
DFA Real Estate Securities Portfolio	2	63%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Liquidity Program

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire

93

share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

For the year ended October 31, 2023, the Portfolios’ activity in the program is listed below (amounts in thousands):

	Value of Cash and Value of Securities Sold		Shares Sold	Service Fees
U.S. Large Cap Equity Portfolio	$4,513		188	$7
U.S. Large Cap Value Portfolio	522,701		12,306	739
U.S. Targeted Value Portfolio	374,867		13,037	557
U.S. Small Cap Value Portfolio	434,112		10,806	604
U.S. Core Equity 1 Portfolio	—	*	—	41
U.S. Core Equity 2 Portfolio	852,794		28,329	1,218
U.S. Vector Equity Portfolio	55,517		2,435	79
U.S. Small Cap Portfolio	281,974		6,865	397
U.S. Micro Cap Portfolio	100,109		4,236	142
U.S. High Relative Profitability Portfolio	203,205		10,806	299
DFA Real Estate Securities Portfolio	332,115		9,355	469

*	U.S. Core Equity 1 Portfolio only had purchases during the year.

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Enhanced U.S. Large Company Portfolio and U.S. Large Cap Value Portfolio and summary schedules of portfolio holdings of U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Commodity Strategy Portfolio vs.

Bloomberg Commodity Total Return Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Five Years	Ten Years
	-4.12%	6.16%	-0.19%

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MANAGEMENT’S DISCUSSION AND ANALYSIS

Commodity Market Review	12 Months Ended October 31, 2023

For the 12 months ended October 31, 2023, the Bloomberg Commodity Index Total Return returned -2.97%. Precious metals, livestock, and industrial metals returned 20.90%, 8.67%, and 1.91%, respectively. Agriculture and energy were the only sectors with negative returns for the period, with returns of -0.60% and -18.90%, respectively.

DFA Commodity Strategy Portfolio

The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary, Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures, and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio’s investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these aforementioned standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. The weighted average duration of the Portfolio’s fixed income securities was 0.51 year as of October 31, 2023, compared to 1.43 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were -4.12% for the Portfolio and -2.97% for the Bloomberg Commodity Index Total Return. Pre-rolling, and varying the commodity weights relative to the benchmark detracted from relative performance. Late rebalance, and varying the expirations of the individual commodity contracts contributed positively to relative performance. The fixed income collateral component performed in-line with the three-month U.S. Treasury bill rate payable in the commodity swap contracts.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,019.00	0.31%	$1.58

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CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.31%	$1.58

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on October 19, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.9%
Communications	0.4%
Consumer, Cyclical	3.9%
Consumer, Non-cyclical	9.7%
Energy	4.3%
Financials	34.7%
Foreign Government	3.1%
Industrials	1.4%
Supranational	2.5%
Technology	3.9%
U.S. Government	30.9%
Utilities	4.3%

100.0%

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DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2023

		Face Amount^		Value†
		(000)
BONDS — (68.8%)
AUSTRALIA — (3.0%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		4,000	$3,893,781
Bank of New Zealand
Ω	3.500%, 02/20/24		5,250	5,210,008
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,225	2,208,486
Ω	4.625%, 04/29/24		7,350	7,293,799
Macquarie Bank Ltd.
Ω	3.231%, 03/21/25		12,425	11,981,746
Westpac Banking Corp.
	3.250%, 11/16/23	AUD	10,000	6,340,389

TOTAL AUSTRALIA				36,928,209

CANADA — (7.5%)
Bank of Montreal
#	2.500%, 06/28/24		3,000	2,933,328
	0.625%, 07/09/24		1,350	1,300,774
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.320%, FRN,
	5.665%, 07/09/24		2,000	1,996,425
(r)	SOFR + 1.330%, FRN,
	6.674%, 06/05/26		2,500	2,510,774
Bank of Nova Scotia
	0.700%, 04/15/24		11,620	11,348,391
	0.650%, 07/31/24		600	576,457
Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.726%, 07/31/24		1,000	1,000,265
(r)	SOFR + 0.460%, FRN, 5.806%, 01/10/25		1,205	1,199,832
(r)	SOFR + 1.090%, FRN, 6.434%, 06/12/25		1,000	1,002,931
Brookfield Corp.
	4.000%, 01/15/25		6,200	6,043,483
Brookfield Finance, Inc.
	4.000%, 04/01/24		1,066	1,057,240
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		4,500	4,443,759
	1.000%, 10/18/24		5,000	4,769,393
	2.250%, 01/28/25		4,600	4,393,095
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 1.220%, FRN
(r)	6.564%, 10/02/26		3,000	3,000,293

		Face Amount^		Value†
		(000)
CANADA — (Continued)
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		8,300	$8,068,318
Enbridge, Inc.
	2.500%, 01/15/25		1,920	1,841,336
National Bank of Canada
	0.750%, 08/06/24		9,350	8,982,843
Province of Quebec Canada
	4.200%, 03/10/25	AUD	2,000	1,254,008
Royal Bank of Canada
	2.333%, 12/05/23	CAD	5,000	3,595,745
	0.650%, 07/29/24		1,750	1,683,529
Royal Bank of Canada, Floating Rate Note, SOFR + 0.360%, FRN
#(r)	5.705%, 07/29/24		4,750	4,744,088
Thomson Reuters Corp.
	3.850%, 09/29/24		5,000	4,887,050
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,142,672
	0.700%, 09/10/24		3,000	2,868,813

TOTAL CANADA				92,644,842

DENMARK — (0.6%)
Danske Bank AS
Ω	5.375%, 01/12/24		7,132	7,111,332

FRANCE — (4.7%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		5,000	4,808,515
BNP Paribas SA
Ω	3.375%, 01/09/25		7,000	6,761,568
BPCE SA
	4.000%, 04/15/24		500	495,281
#,Ω	2.375%, 01/14/25		14,485	13,774,398
Credit Agricole SA
Ω	3.875%, 04/15/24		3,550	3,516,248
#	3.250%, 10/04/24		5,000	4,872,838
Societe Generale SA
Ω	3.875%, 03/28/24		9,500	9,407,527
Ω	2.625%, 01/22/25		1,840	1,752,367
TotalEnergies Capital International SA
	3.750%, 04/10/24		13,004	12,895,810

TOTAL FRANCE				58,284,552

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
GERMANY — (3.6%)
Bayer U.S. Finance II LLC
Ω	3.875%, 12/15/23		3,500	$3,490,376
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,843,577
BMW U.S. Capital LLC
Ω	0.800%, 04/01/24		2,000	1,958,367
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	5.875%, 04/01/24		8,000	8,004,618
EMD Finance LLC
	3.250%, 03/19/25		5,697	5,485,845
Kreditanstalt fuer Wiederaufbau
	5.000%, 03/19/24	AUD	2,000	1,271,017
	1.500%, 07/24/24	AUD	8,800	5,457,358
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	15,000	9,523,317
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24		1,500	1,474,523
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,474,345

TOTAL GERMANY				44,983,343

IRELAND — (1.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.875%, 01/16/24		7,150	7,127,642
	2.875%, 08/14/24		2,450	2,380,915
	3.500%, 01/15/25		3,000	2,892,815

TOTAL IRELAND				12,401,372

ITALY — (0.8%)
Republic of Italy Government International Bonds
	0.875%, 05/06/24		8,000	7,791,712
	2.375%, 10/17/24		2,000	1,931,380

TOTAL ITALY				9,723,092

JAPAN — (5.8%)
American Honda Finance Corp.
	3.550%, 01/12/24		3,000	2,986,383
	0.550%, 07/12/24		8,000	7,717,994
American Honda Finance Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.134%, 10/03/25		2,830	2,833,008

		Face Amount^		Value†
		(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		9,800	$9,312,242
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	1,953,717
Nomura Holdings, Inc.
	2.648%, 01/16/25		8,390	8,012,875
	5.099%, 07/03/25		3,000	2,942,342
ORIX Corp.
	3.250%, 12/04/24		5,000	4,840,751
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,283,298
	2.348%, 01/15/25		4,700	4,493,959
Sumitomo Mitsui Trust Bank Ltd.
#Ω	0.850%, 03/25/24		750	734,868
Ω	0.800%, 09/16/24		643	614,249
(r)Ω	SOFR + 1.150%, FRN, 6.494%, 09/14/26		1,750	1,763,883
Toyota Motor Credit Corp.
	2.500%, 03/22/24		10,000	9,874,477
	0.625%, 09/13/24		1,600	1,530,874
Toyota Motor Credit Corp., Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.700%, 02/22/24		800	800,068
(r)	SOFR + 0.890%, FRN, 6.232%, 05/18/26		2,100	2,108,974

TOTAL JAPAN				71,803,962

NETHERLANDS — (0.9%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,777,059
ING Groep NV
	3.550%, 04/09/24		5,000	4,943,736

TOTAL NETHERLANDS				11,720,795

NEW ZEALAND — (2.2%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	45,900	26,019,317
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	1,500	859,818

TOTAL NEW ZEALAND				26,879,135

SPAIN — (0.5%)
Banco Santander SA
	3.496%, 03/24/25		7,000	6,732,273

102

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.5%)
African Development Bank
	4.750%, 03/06/24	AUD	12,000	$7,615,151
Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	3,826,423
European Investment Bank
	4.750%, 08/07/24	AUD	1,000	634,668
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	634,637
International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	2,480,194
Nordic Investment Bank
	4.750%, 02/28/24	AUD	13,500	8,570,378
	0.375%, 09/20/24		7,550	7,212,118

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				30,973,569

SWEDEN — (2.0%)
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		26,136	24,964,323

SWITZERLAND — (0.4%)
UBS AG
Ω	1.375%, 01/13/25		5,250	4,955,630

UNITED KINGDOM — (3.0%)
BAT Capital Corp.
	3.222%, 08/15/24		6,205	6,065,970
Lloyds Banking Group PLC
	4.450%, 05/08/25		7,000	6,799,017
LSEGA Financing PLC
#Ω	0.650%, 04/06/24		3,000	2,929,246
NatWest Markets PLC
Ω	0.800%, 08/12/24		12,000	11,511,341
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		10,158	9,950,381

TOTAL UNITED KINGDOM				37,255,955

UNITED STATES — (30.3%)
Aetna, Inc.
	3.500%, 11/15/24		1,200	1,169,746
Affiliated Managers Group, Inc.
	4.250%, 02/15/24		792	787,785
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		3,200	3,098,324

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
American Express Co., Floating Rate Note, SOFR + 0.760%, FRN
(r) 6.101%, 02/13/26		376	$373,187
American Tower Corp.
3.375%, 05/15/24		1,900	1,872,208
4.000%, 06/01/25		3,500	3,383,734
Ameriprise Financial, Inc.
3.000%, 04/02/25		4,600	4,417,508
Apple, Inc.
3.350%, 01/10/24	AUD	1,500	948,961
Arizona Public Service Co.
3.350%, 06/15/24		4,328	4,260,866
Arrow Electronics, Inc.
3.250%, 09/08/24		1,500	1,461,343
Bank of America Corp.
4.125%, 01/22/24		5,000	4,979,753
Becton Dickinson & Co.
3.363%, 06/06/24		2,000	1,968,254
Boston Scientific Corp.
3.450%, 03/01/24		1,794	1,778,178
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 01/15/24		8,000	7,959,261
Campbell Soup Co.
3.300%, 03/19/25		9,600	9,225,700
Capital One Financial Corp.
3.300%, 10/30/24		1,486	1,440,661
3.200%, 02/05/25		6,400	6,119,026
Cardinal Health, Inc.
3.079%, 06/15/24		9,750	9,576,151
Charles Schwab Corp.
# 0.750%, 03/18/24		7,335	7,187,836
Charles Schwab Corp., Floating Rate Note,
(r) SOFR + 0.500%, FRN, 5.844%, 03/18/24		3,073	3,069,035
(r) SOFR + 0.520%, FRN, 5.861%, 05/13/26		2,000	1,958,066
Cigna Group
3.500%, 06/15/24		11,773	11,591,872
CNA Financial Corp.
7.250%, 11/15/23		1,390	1,390,041
3.950%, 05/15/24		2,000	1,975,887
Conagra Brands, Inc.
4.300%, 05/01/24		465	460,635
Constellation Energy Generation LLC
3.250%, 06/01/25		14,900	14,258,083
Continental Resources, Inc.
3.800%, 06/01/24		587	578,140
Devon Energy Corp.
5.250%, 09/15/24		400	396,799

103

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Discover Bank
	2.450%, 09/12/24	1,600	$1,539,033
	Discover Financial Services
	3.950%, 11/06/24	2,796	2,719,625
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	6,327	6,099,858
	Edison International
	3.550%, 11/15/24	3,000	2,914,500
	4.950%, 04/15/25	6,920	6,780,252
	Elevance Health, Inc.
	3.500%, 08/15/24	3,000	2,941,200
	2.375%, 01/15/25	13,500	12,953,316
	Energy Transfer LP
	4.050%, 03/15/25	1,804	1,753,597
	Energy Transfer LP/Regency Energy Finance Corp.
	4.500%, 11/01/23	9,000	9,000,000
	Equifax, Inc.
	2.600%, 12/01/24	2,600	2,504,956
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	900	879,623
	Fiserv, Inc.
	2.750%, 07/01/24	5,000	4,891,600
	Five Corners Funding Trust
Ω	4.419%, 11/15/23	3,228	3,225,413
	Flex Ltd.
	4.750%, 06/15/25	1,000	973,706
	General Motors Financial Co., Inc.
	5.100%, 01/17/24	2,000	1,994,713
	1.200%, 10/15/24	2,000	1,904,853
	3.800%, 04/07/25	3,500	3,377,970
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25	1,600	1,554,142
	Gilead Sciences, Inc.
	3.500%, 02/01/25	2,475	2,405,025
	GlaxoSmithKline Capital PLC
	3.000%, 06/01/24	4,361	4,292,427
	Global Payments, Inc.
	2.650%, 02/15/25	2,600	2,478,904
	Goldman Sachs Group, Inc.
	3.500%, 01/23/25	5,000	4,841,455
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	10,750	10,549,169
	Host Hotels & Resorts LP
	3.875%, 04/01/24	2,000	1,976,864

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	International Business Machines Corp.
	3.625%, 02/12/24	1,750	$1,739,402
	3.000%, 05/15/24	11,000	10,839,632
	ITC Holdings Corp.
	3.650%, 06/15/24	9,000	8,857,086
	JPMorgan Chase & Co.
	3.625%, 05/13/24	493	486,843
	Kemper Corp.
	4.350%, 02/15/25	6,542	6,323,750
	Kimco Realty OP LLC
	2.700%, 03/01/24	1,000	987,620
	Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,334,457
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	763	740,915
	Lazard Group LLC
	3.750%, 02/13/25	3,085	2,985,297
	Lennar Corp.
	4.500%, 04/30/24	5,000	4,960,078
	LyondellBasell Industries NV
	5.750%, 04/15/24	570	568,764
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,000	6,845,604
	Morgan Stanley
	3.875%, 04/29/24	7,253	7,183,976
	MPLX LP
	4.875%, 12/01/24	3,750	3,699,380
	National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	5,683	5,596,501
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	11,250	10,976,929
	Oracle Corp.
	2.950%, 11/15/24	10,000	9,698,092
	2.500%, 04/01/25	2,200	2,098,675
	Philip Morris International, Inc.
	2.875%, 05/01/24	10,000	9,853,199
	Phillips 66
	3.850%, 04/09/25	354	344,008
	Realty Income Corp.
	3.875%, 07/15/24	9,457	9,323,386
	RTX Corp.
	3.200%, 03/15/24	4,040	3,998,384
	Ryder System, Inc.
#	3.650%, 03/18/24	8,033	7,959,363
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	5,000	4,900,449

104

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Simon Property Group LP
2.000%, 09/13/24	7,937	$7,664,073
Truist Financial Corp.
2.500%, 08/01/24	280	272,283
UnitedHealth Group, Inc.
3.500%, 02/15/24	12,000	11,915,797
Ventas Realty LP
2.650%, 01/15/25	1,000	956,517
3.500%, 02/01/25	9,600	9,250,295
Wells Fargo & Co.
# 3.300%, 09/09/24	5,000	4,882,121
Welltower OP LLC
4.500%, 01/15/24	8,500	8,466,375
Williams Cos., Inc.
3.900%, 01/15/25	2,843	2,768,408
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	3,000	2,898,222

TOTAL UNITED STATES		376,615,122

TOTAL BONDS		853,977,506

U.S. TREASURY OBLIGATIONS — (30.8%)
U.S. Treasury Bills
~« 5.548%, 04/18/24	25,000	24,375,023
U.S. Treasury Notes
~« 0.500%, 11/30/23	18,500	18,428,526
~« 0.750%, 12/31/23	20,000	19,846,734
~« 0.875%, 01/31/24	40,000	39,553,125
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200%, FRN, 5.598%, 01/31/25	25,000	25,041,990

		Face Amount^	Value†
		(000)
(r)	3M USTMMR + 0.169%, FRN, 5.567%, 04/30/25	120,000	$120,119,141
(r)	3M USTMMR + 0.125%, FRN, 5.523%, 07/31/25	83,000	82,986,359
U.S. Treasury Notes, Floating Rate Note,
(r)	3M USTMMR + 0.140%, FRN, 5.538%, 10/31/24	52,000	52,053,112

TOTAL U.S. TREASURY OBLIGATIONS			382,404,010

TOTAL INVESTMENT SECURITIES (Cost $1,270,741,760)			1,236,381,516

		Shares
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	473,442	5,476,304

TOTAL INVESTMENTS — (100.0%) (Cost $1,276,218,071)			$1,241,857,820

As of October 31, 2023, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	27,082,232	NZD	45,735,055	State Street Bank and Trust	11/24/23	$435,240
USD	52,513,314	AUD	81,609,753	State Street Bank and Trust	01/10/24	624,092
USD	11,086,527	CAD	15,039,528	Bank of New York Mellon	01/11/24	227,306

Total Appreciation						$1,286,638

105

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of October 31, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	101	12/14/23	$2,444,273	$2,417,687	$(26,586)
CBOT Soybean Futures	47	01/12/24	3,004,540	3,079,675	75,135
CBOT Soybean Meal Futures	44	01/12/24	1,622,877	1,839,200	216,323
CBOT Soybean Oil Futures	52	01/12/24	1,743,583	1,585,896	(157,687)
CBOT Wheat Futures	45	12/14/23	1,313,486	1,251,563	(61,923)
CME Lean Hogs Futures	33	12/14/23	964,491	946,770	(17,721)
CME Live Cattle Futures	32	12/29/23	2,398,979	2,349,440	(49,539)
COMEX Copper Futures	32	12/27/23	2,939,676	2,919,200	(20,476)
COMEX Gold 100 Troy Oz. Futures	48	12/27/23	9,150,672	9,572,640	421,968
COMEX Silver Futures	23	12/27/23	2,673,708	2,639,480	(34,228)
Gas Oil	20	01/11/24	1,768,050	1,674,500	(93,550)
Ice Brent Crude Oil Futures	55	01/31/24	4,696,346	4,613,950	(82,396)
KCBT Hard Red Winter Wheat Futures	25	12/14/23	876,902	786,563	(90,339)
LME Lead Futures	13	01/15/24	690,034	677,869	(12,165)
LME Lead Futures	29	11/13/23	1,574,831	1,504,557	(70,274)
LME Nickel Futures	12	01/15/24	1,354,374	1,303,200	(51,174)
LME Nickel Futures	31	11/13/23	3,901,760	3,334,236	(567,524)
LME Primary Aluminum Futures	120	11/13/23	6,676,066	6,745,950	69,884
LME Primary Aluminum Futures	53	01/15/24	3,059,664	2,981,780	(77,884)
LME Zinc Futures	29	01/15/24	1,823,143	1,759,945	(63,198)
LME Zinc Futures	64	11/13/23	4,051,757	3,876,800	(174,957)
NYBOT CSC ’C’ Coffee Futures	29	12/18/23	1,631,976	1,819,387	187,411
NYBOT CSC No. 11 World Sugar Futures	72	02/29/24	2,115,551	2,184,538	68,987
NYBOT CTN No. 2 Cotton Futures	22	12/06/23	967,962	893,420	(74,542)
NYMEX Henry Hub Natural Gas Futures	141	12/27/23	4,955,209	5,376,330	421,121
NYMEX Light Sweet Crude Oil Futures	63	12/19/23	5,411,896	5,071,500	(340,396)
NYMEX NY Harbor ULSD Futures	10	12/29/23	1,273,581	1,199,562	(74,019)
NYMEX Reformulated Gasoline Blend Futures	14	12/29/23	1,364,733	1,300,480	(64,253)

Total			$76,450,120	$75,706,118	$(744,002)
Short Position contracts:
LME Lead Futures	(29)	11/13/23	(1,551,528)	(1,504,557)	46,971
LME Lead Futures	(3)	01/15/24	(155,416)	(156,432)	(1,016)
LME Nickel Futures	(31)	11/13/23	(3,621,184)	(3,334,236)	286,948
LME Nickel Futures	(2)	01/15/24	(223,161)	(217,200)	5,961
LME Primary Aluminum Futures	(10)	01/15/24	(549,107)	(562,601)	(13,494)
LME Primary Aluminum Futures	(120)	11/13/23	(6,680,984)	(6,745,950)	(64,966)
LME Zinc Futures	(64)	11/13/23	(3,923,172)	(3,876,800)	46,372
LME Zinc Futures	(6)	01/15/24	(366,407)	(364,126)	2,281

Total			$(17,070,959)	$(16,761,902)	$309,057

Total Futures Contracts			$59,379,161	$58,944,216	$(434,945)

106

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of October 31, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	149,858,442	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	11/28/23	—	—	$158,436	$158,436
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	231,149,937	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	11/28/23	—	—	541,716	541,716
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	301,815,092	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	12/21/23	—	—	(955,666)	(955,666)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	99,877,449	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/21/23	—	—	(320,887)	(320,887)
UBS UBSIB190 Custom Strategy (5)	UBS AG	USD	464,400,228	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	01/29/24	—	—	(4,036,809)	(4,036,809)

Total						—	—	$(4,613,210)	$(4,613,210)

*	Portfolio receives the price appreciation of the reference entity at maturity.
***	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of October 31, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.66%	$3,992,010
CBOT Corn Futures	4.21%	6,315,409
NYMEX Light Sweet Crude Oil Futures	8.57%	12,839,967
ICE Brent Crude Oil Futures	7.83%	11,727,714
NYBOT CTN No. 2 Cotton Futures	1.54%	2,308,871
COMEX Gold 100 Troy Oz. Futures	16.23%	24,319,711
COMEX Copper Futures	5.00%	7,488,579
NYMEX NY Harbor ULSD Futures	2.08%	3,117,775
NYBOT CSC ’C’ Coffee Futures	3.02%	4,523,893
KCBT Hard Red Winter Wheat Futures	1.37%	2,054,619
LME Primary Aluminum Futures	4.08%	6,107,760
CME Live Cattle Futures	3.96%	5,938,856
CME Lean Hogs Futures	1.65%	2,470,752
LME Lead Futures	0.90%	1,344,651
LME Nickel Futures	1.82%	2,726,188
LME Zinc Futures	2.36%	3,538,176
NYMEX Henry Hub Natural Gas Futures	9.05%	13,560,980
ICE Gasoil Futures	2.75%	4,128,512
CBOT Soybean Futures	5.15%	7,717,390
NYBOT CSC No. 11 World Sugar Futures	3.70%	5,549,328
COMEX Silver Futures	4.52%	6,774,443
CBOT Soybean Meal Futures	3.13%	4,692,683
CBOT Wheat Futures	2.23%	3,341,891
NYMEX Reformulated Gasoline Blend Futures	2.19%	3,278,284

Total Notional Amount		$149,858,442

107

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(2)	The following table represents the individual positions within the Total Return Swap as of October 31, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.22%	$7,436,224
CBOT Corn Futures	3.31%	7,650,727
NYMEX Light Sweet Crude Oil Futures	8.62%	19,931,668
ICE Brent Crude Oil Futures	8.01%	18,515,246
NYBOT CTN No. 2 Cotton Futures	1.52%	3,523,132
COMEX Gold 100 Troy Oz. Futures	12.94%	29,902,321
COMEX Copper Futures	4.99%	11,525,402
NYMEX NY Harbor ULSD Futures	2.51%	5,806,489
NYBOT CSC ’C’ Coffee Futures	3.06%	7,066,630
KCBT Hard Red Winter Wheat Futures	1.37%	3,173,042
LME Primary Aluminum Futures	4.10%	9,481,165
CME Live Cattle Futures	4.71%	10,876,219
CME Lean Hogs Futures	1.23%	2,842,433
LME Lead Futures	0.90%	2,087,322
LME Nickel Futures	1.46%	3,386,191
LME Zinc Futures	2.38%	5,492,360
NYMEX Henry Hub Natural Gas Futures	10.93%	25,273,013
ICE Gasoil Futures	3.33%	7,690,498
CBOT Soybean Futures	5.20%	12,016,381
NYBOT CSC No. 11 World Sugar Futures	4.46%	10,312,603
COMEX Silver Futures	3.59%	8,289,052
CBOT Soybean Meal Futures	3.78%	8,741,425
CBOT Wheat Futures	1.73%	3,998,605
NYMEX Reformulated Gasoline Blend Futures	2.65%	6,131,789

Total Notional Amount		$231,149,937

(3)	The following table represents the individual positions within the Total Return Swap as of October 31, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.22%	$9,709,562
CBOT Corn Futures	3.31%	9,989,641
NYMEX Light Sweet Crude Oil Futures	8.62%	26,025,004
ICE Brent Crude Oil Futures	8.01%	24,175,566
NYBOT CTN No. 2 Cotton Futures	1.52%	4,600,193
COMEX Gold 100 Troy Oz. Futures	12.94%	39,043,799
COMEX Copper Futures	4.99%	15,048,848
NYMEX NY Harbor ULSD Futures	2.51%	7,581,599
NYBOT CSC ’C’ Coffee Futures	3.06%	9,226,979
KCBT Hard Red Winter Wheat Futures	1.37%	4,143,077
LME Primary Aluminum Futures	4.10%	12,379,664
CME Live Cattle Futures	4.71%	14,201,203
CME Lean Hogs Futures	1.23%	3,711,396

108

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Lead Futures	0.90%	2,725,440
LME Nickel Futures	1.46%	4,421,388
LME Zinc Futures	2.38%	7,171,437
NYMEX Henry Hub Natural Gas Futures	10.93%	32,999,259
ICE Gasoil Futures	3.33%	10,041,571
CBOT Soybean Futures	5.20%	15,689,925
NYBOT CSC No. 11 World Sugar Futures	4.46%	13,465,283
COMEX Silver Futures	3.59%	10,823,109
CBOT Soybean Meal Futures	3.78%	11,413,777
CBOT Wheat Futures	1.73%	5,221,024
NYMEX Reformulated Gasoline Blend Futures	2.65%	8,006,347

Total Notional Amount		$301,815,091

(4)	The following table represents the individual positions within the Total Return Swap as of October 31, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.66%	$2,660,589
CBOT Corn Futures	4.21%	4,209,085
NYMEX Light Sweet Crude Oil Futures	8.57%	8,557,564
ICE Brent Crude Oil Futures	7.83%	7,816,270
NYBOT CTN No. 2 Cotton Futures	1.54%	1,538,813
COMEX Gold 100 Troy Oz. Futures	16.23%	16,208,569
COMEX Copper Futures	5.00%	4,990,978
NYMEX NY Harbor ULSD Futures	2.08%	2,077,931
NYBOT CSC ’C’ Coffee Futures	3.02%	3,015,078
KCBT Hard Red Winter Wheat Futures	1.37%	1,369,360
LME Primary Aluminum Futures	4.08%	4,070,691
CME Live Cattle Futures	3.96%	3,958,121
CME Lean Hogs Futures	1.65%	1,646,704
LME Lead Futures	0.90%	896,181
LME Nickel Futures	1.82%	1,816,946
LME Zinc Futures	2.36%	2,358,118
NYMEX Henry Hub Natural Gas Futures	9.05%	9,038,103
ICE Gasoil Futures	2.75%	2,751,565
CBOT Soybean Futures	5.15%	5,143,475
NYBOT CSC No. 11 World Sugar Futures	3.70%	3,698,509
COMEX Silver Futures	4.52%	4,515,021
CBOT Soybean Meal Futures	3.13%	3,127,573
CBOT Wheat Futures	2.23%	2,227,299
NYMEX Reformulated Gasoline Blend Futures	2.19%	2,184,906

Total Notional Amount		$99,877,449

(5)	The following table represents the individual positions within the Total Return Swap as of October 31, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.66%	$12,370,943
CBOT Corn Futures	4.21%	19,570,984
NYMEX Light Sweet Crude Oil Futures	8.57%	39,790,108

109

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	7.83%	36,343,317
NYBOT CTN No. 2 Cotton Futures	1.54%	7,155,020
COMEX Gold 100 Troy Oz. Futures	16.23%	75,364,989
COMEX Copper Futures	5.00%	23,206,552
NYMEX NY Harbor ULSD Futures	2.08%	9,661,755
NYBOT CSC ’C’ Coffee Futures	3.02%	14,019,209
KCBT Hard Red Winter Wheat Futures	1.37%	6,367,113
LME Primary Aluminum Futures	4.08%	18,927,495
CME Live Cattle Futures	3.96%	18,404,076
CME Lean Hogs Futures	1.65%	7,656,678
LME Lead Futures	0.90%	4,166,976
LME Nickel Futures	1.82%	8,448,256
LME Zinc Futures	2.36%	10,964,544
NYMEX Henry Hub Natural Gas Futures	9.05%	42,024,473
ICE Gasoil Futures	2.75%	12,793,952
CBOT Soybean Futures	5.15%	23,915,621
NYBOT CSC No. 11 World Sugar Futures	3.70%	17,196,959
COMEX Silver Futures	4.52%	20,993,498
CBOT Soybean Meal Futures	3.13%	14,542,278
CBOT Wheat Futures	2.23%	10,356,273
NYMEX Reformulated Gasoline Blend Futures	2.19%	10,159,159

Total Notional Amount		$464,400,228

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$36,928,209	—	$36,928,209
Canada	—	92,644,842	—	92,644,842
Denmark	—	7,111,332	—	7,111,332
France	—	58,284,552	—	58,284,552
Germany	—	44,983,343	—	44,983,343
Ireland	—	12,401,372	—	12,401,372
Italy	—	9,723,092	—	9,723,092
Japan	—	71,803,962	—	71,803,962
Netherlands	—	11,720,795	—	11,720,795
New Zealand	—	26,879,135	—	26,879,135
Spain	—	6,732,273	—	6,732,273
Supranational Organization Obligations	—	30,973,569	—	30,973,569
Sweden	—	24,964,323	—	24,964,323
Switzerland	—	4,955,630	—	4,955,630
United Kingdom	—	37,255,955	—	37,255,955
United States	—	376,615,122	—	376,615,122
U.S. Treasury Obligations	—	382,404,010	—	382,404,010
Securities Lending Collateral	—	5,476,304	—	5,476,304
Forward Currency Contracts**	—	1,286,638	—	1,286,638

110

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Futures Contracts**	$(434,945)	—	—	$(434,945)
Swap Agreements**	—	$(4,613,210)	—	(4,613,210)

TOTAL	$(434,945)	$1,238,531,248	—	$1,238,096,303

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

111

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy
Portfolio*
ASSETS:
Investment Securities at Value (including $5,376 of securities on loan)	$1,236,382
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $5,476)	5,476
Foreign Currencies at Value	2
Segregated Cash for Swaps Contracts	32,384
Cash	44,197
Receivables:
Dividends and Interest	6,729
Securities Lending Income	3
Fund Shares Sold	446
Unrealized Gain on Swap Contracts	700
Unrealized Gain on Forward Currency Contracts	1,287
Prepaid Expenses and Other Assets	74

Total Assets	1,327,680

LIABILITIES:
Payables:
Upon Return of Securities Loaned	5,499
Fund Shares Redeemed	2,201
Due to Advisor	312
Due to Broker	52
Futures Margin Variation	471
Unrealized Loss on Swap Contracts	5,313
Payable for Swap Contracts Payments	841
Accrued Expenses and Other Liabilities	114

Total Liabilities	14,803

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE D)
NET ASSETS	$1,312,877

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	281,092,504

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.67

Investment Securities at Cost	$1,270,741

Foreign Currencies at Cost	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$1,366,854
Total Distributable Earnings (Loss)	(53,977)

NET ASSETS	$1,312,877

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

112

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

DFA
Commodity Strategy
Portfolio#
Investment Income
Interest	$48,499
Income from Securities Lending, Net	53

Total Investment Income	48,552

Expenses
Investment Management Fees	5,359
Accounting & Transfer Agent Fees	240
Custodian Fees	74
Filing Fees	81
Shareholders’ Reports	82
Directors’/Trustees’ Fees & Expenses	12
Professional Fees	32
Other	71

Total Expenses	5,951

Fees Waived, Expenses Reimbursed by Advisor (Note D)	1,066
Fees Paid Indirectly (Note D)	21

Net Expenses	4,864

Net Investment Income (Loss)	43,688

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(20,616)
Affiliated Investment Companies Shares Sold	2
Futures	(9,574)
Swap Contracts	(127,781)
Foreign Currency Transactions	(111)
Forward Currency Contracts	(674)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	49,627
Affiliated Investment Companies Shares	6
Futures	471
Swap Contracts	(10,073)
Translation of Foreign Currency-Denominated Amounts	14
Forward Currency Contracts	896

Net Realized and Unrealized Gain (Loss)	(117,813)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(74,125)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

113

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy
	Portfolio
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,688	$22,136
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(20,616)	(44,736)
Affiliated Investment Companies Shares Sold	2	(5)
Futures	(9,574)	953
Swap Contracts	(127,781)	110,350
Foreign Currency Transactions	(111)	(22)
Forward Currency Contracts	(674)	21,616
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	49,627	(75,310)
Affiliated Investment Companies Shares	6	(6)
Futures	471	(1,625)
Swap Contracts	(10,073)	35,073
Translation of Foreign Currency-Denominated Amounts	14	(51)
Forward Currency Contracts	896	1,633

Net Increase (Decrease) in Net Assets Resulting from Operations	(74,125)	70,006

Distributions:
Institutional Class Shares	(113,511)	(500,400)
Capital Share Transactions (1):
Shares Issued	518,609	967,055
Shares Issued in Lieu of Cash Distributions	104,344	476,866
Shares Redeemed	(812,529)	(1,089,224)

Net Increase (Decrease) from Capital Share Transactions	(189,576)	354,697

Total Increase (Decrease) in Net Assets	(377,212)	(75,697)
Net Assets
Beginning of Year	1,690,089	1,765,786

End of Year	$1,312,877	$1,690,089

(1) Shares Issued and Redeemed:
Shares Issued	108,791	173,638
Shares Issued in Lieu of Cash Distributions	20,888	104,431
Shares Redeemed	(171,581)	(198,205)

Net Increase (Decrease) from Shares Issued and Redeemed	(41,902)	79,864

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

114

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$5.23	$7.26	$5.00	$5.46	$5.68

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.07	0.01	0.06	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.33)	0.07	2.27	(0.46)	(0.22)

Total from Investment Operations	(0.19)	0.14	2.28	(0.40)	(0.11)

Less Distributions:
Net Investment Income	(0.37)	(2.17)	(0.02)	(0.06)	(0.11)

Total Distributions	(0.37)	(2.17)	(0.02)	(0.06)	(0.11)

Net Asset Value, End of Year	$4.67	$5.23	$7.26	$5.00	$5.46

Total Return	(4.12%)	6.38%	45.67%	(7.41%)	(1.99%)

Net Assets, End of Year (thousands)	$1,312,877	$1,690,089	$1,765,786	$1,096,427	$1,579,044
Ratio of Expenses to Average Net Assets	0.32%	0.30%	0.31%	0.33%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39%	0.38%	0.40%	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.85%	1.25%	0.24%	1.15%	1.99%
Portfolio Turnover Rate	36%	134%	114%	71%	38%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

115

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

116

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

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C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of October 31, 2023, the Portfolio held a $308,525,210 investment in the Subsidiary, representing 23.50% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2023, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of October 31, 2023, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the year ended October 31, 2023, approximately $1,066 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$21

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$8

F. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$452,245	$695,838	$20,733	$327,320

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$17,837	$296,267	$308,636	$2	$6	$5,476	473	$562	—

Total	$17,837	$296,267	$308,636	$2	$6	$5,476	473	$562	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2022	$500,400	—	—	$500,400
2023	113,511	—	—	113,511

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(3,129)	—	$(3,129)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$18,492	—	$(46,601)	$(25,858)	$(53,967)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$46,601	$46,601

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$1,261,121	$1,575,100	$(1,594,363)	$(19,263)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio).

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$122,721	$122,265	$1,438,198

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$3,836	$1,287	$1,849	$700

	Liability Derivatives Value
	Total Value at October 31, 2023	Commodity Futures Contracts *, (4)	Swap Contracts (5)
DFA Commodity Strategy Portfolio	$(7,597)	$(2,284)	$(5,313)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(138,029)	$(674)	$(9,574)	$(127,781)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(8,706)	$896	$471	$(10,073)

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities					Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
DFA Commodity Strategy Portfolio
State Street Bank and Trust	$1,059	$1,059	—	—	—	$1,059	—	—	—	—	—	—
Bank of America Corp.	700	700	—	—	—	700	—	—	—	—	—	—
Citibank, N.A	—	—	—	—	—	—	$1,276	$1,276	—	$(1,276)	—	—
Bank of New York Mellon	227	227	—	—	—	227	—	—	—	—	—	—
UBS AG	—	—	—	—	—	—	4,037	4,037	—	(4,037)	—	—

Total	$1,986	$1,986	—	—	—	$1,986	$5,313	$5,313	—	$(5,313)	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

126

parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2023.

J. Securities Lending:

As of October 31, 2023, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

127

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio Bonds	$5,499	—	—	—	$5,499

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder reports, and will have no effect on the Portfolio’s accounting policies or financial statements.

128

M. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	3	72%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

129

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio and Dimensional Cayman Commodity Fund I, LTD

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (Dimensional Cayman Commodity Fund I, LTD) (one of the portfolios constituting DFA Investment Dimensions Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2023, the related consolidated statement of operations for the year ended October 31, 2023, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

130

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Company Portfolio vs.

S&P 500™ Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	10.12%	10.95%	11.11%

131

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023
Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%

Total Return for 12 Months Ended October 31, 2023
Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500® Index by investing in S&P 500® Index securities in approximately the same proportions as they are represented in the S&P 500® Index. As of October 31, 2023, the Portfolio held approximately 500 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, the total return was 10.12% for the Portfolio and 10.14% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,013.70	0.08%	$0.41
Hypothetical 5% Annual Return	$1,000.00	$1,024.80	0.08%	$0.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	8.7%
Consumer Discretionary	10.6%
Consumer Staples	6.6%
Energy	4.5%
Financials	12.8%
Health Care	13.1%
Industrials	8.3%
Information Technology	28.1%
Materials	2.4%
Real Estate	2.4%
Utilities	2.5%

100.0%

134

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (8.7%)
* Alphabet, Inc., Class A	1,668,014	$206,967,177	2.1%
* Alphabet, Inc., Class C	1,418,886	177,786,416	1.8%
Comcast Corp., Class A	1,157,092	47,776,329	0.5%
* Meta Platforms, Inc., Class A	624,861	188,251,873	1.9%
* Netflix, Inc.	124,587	51,291,222	0.5%
Verizon Communications, Inc.	1,181,931	41,521,236	0.4%
* Walt Disney Co.	514,427	41,972,099	0.4%
Other Securities		104,813,655	1.1%

TOTAL COMMUNICATION SERVICES		860,380,007	8.7%

CONSUMER DISCRETIONARY — (10.5%)
* Amazon.com, Inc.	2,552,661	339,733,652	3.4%
Home Depot, Inc.	282,653	80,468,483	0.8%
McDonald’s Corp.	204,886	53,714,963	0.5%
* Tesla, Inc.	776,338	155,919,724	1.6%
Other Securities		412,424,111	4.2%

TOTAL CONSUMER DISCRETIONARY		1,042,260,933	10.5%

CONSUMER STAPLES — (6.6%)
Coca-Cola Co.	1,094,179	61,810,172	0.6%
Costco Wholesale Corp.	124,587	68,826,842	0.7%
PepsiCo, Inc.	387,014	63,191,646	0.6%
Philip Morris International, Inc.	436,429	38,912,010	0.4%
Procter & Gamble Co.	662,737	99,430,432	1.0%
Walmart, Inc.	401,306	65,577,413	0.7%
Other Securities		256,504,107	2.6%

TOTAL CONSUMER STAPLES		654,252,622	6.6%

ENERGY — (4.5%)
Chevron Corp.	498,819	72,692,893	0.7%
ConocoPhillips	336,665	39,995,802	0.4%
Exxon Mobil Corp.	1,125,465	119,130,470	1.2%
Other Securities		216,091,368	2.2%

TOTAL ENERGY		447,910,533	4.5%

FINANCIALS — (12.7%)
Bank of America Corp.	1,943,630	51,195,214	0.5%
* Berkshire Hathaway, Inc., Class B	512,713	175,004,328	1.8%
JPMorgan Chase & Co.	817,022	113,615,079	1.2%
Mastercard, Inc., Class A	233,914	88,033,534	0.9%
# Visa, Inc., Class A	451,735	106,202,899	1.1%
Wells Fargo & Co.	1,028,637	40,908,893	0.4%
Other Securities		685,563,713	6.9%

TOTAL FINANCIALS		1,260,523,660	12.8%

HEALTH CARE — (13.1%)
Abbott Laboratories	487,882	46,129,243	0.5%
AbbVie, Inc.	496,228	70,057,469	0.7%
Amgen, Inc.	150,383	38,452,933	0.4%
Eli Lilly & Co.	224,185	124,182,797	1.3%

135

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Johnson & Johnson	676,993	$100,425,142	1.0%
	Merck & Co., Inc.	713,403	73,266,488	0.7%
	Pfizer, Inc.	1,587,315	48,508,346	0.5%
	Thermo Fisher Scientific, Inc.	108,507	48,260,658	0.5%
	UnitedHealth Group, Inc.	260,423	139,472,142	1.4%
	Other Securities		610,236,509	6.1%

TOTAL HEALTH CARE			1,298,991,727	13.1%

INDUSTRIALS — (8.3%)
	Other Securities		822,845,618	8.3%

INFORMATION TECHNOLOGY — (28.0%)
	Accenture PLC, Class A	177,343	52,686,832	0.5%
*	Adobe, Inc.	128,144	68,180,297	0.7%
*	Advanced Micro Devices, Inc.	454,233	44,741,950	0.5%
	Apple, Inc.	4,131,710	705,572,117	7.1%
	Broadcom, Inc.	116,023	97,618,271	1.0%
	Cisco Systems, Inc.	1,145,669	59,723,725	0.6%
	Intel Corp.	1,178,552	43,017,148	0.4%
	International Business Machines Corp.	256,122	37,045,486	0.4%
	Intuit, Inc.	78,667	38,936,232	0.4%
	Microsoft Corp.	2,088,817	706,249,916	7.1%
	NVIDIA Corp.	694,420	283,184,476	2.9%
	Oracle Corp.	442,893	45,795,136	0.5%
*	Salesforce, Inc.	273,832	54,993,681	0.6%
	Texas Instruments, Inc.	255,080	36,223,911	0.4%
	Other Securities		497,826,603	4.9%

TOTAL INFORMATION TECHNOLOGY			2,771,795,781	28.0%

MATERIALS — (2.4%)
	Linde PLC	137,182	52,425,473	0.5%
	Other Securities		186,869,311	1.9%

TOTAL MATERIALS			239,294,784	2.4%

REAL ESTATE — (2.4%)
	Other Securities		233,041,636	2.4%

UTILITIES — (2.5%)
	Other Securities		247,175,693	2.5%

TOTAL COMMON STOCKS (Cost $2,822,482,853)			9,878,472,994	99.8%

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund, 5.300%	16,462,238	16,462,238	0.1%

SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	1,558,982	18,032,744	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,856,978,200)			$9,912,967,976	100.1%

136

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of October 31, 2023, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	103	12/15/23	$22,376,350	$21,693,087	$(683,263)

Total Futures Contracts			$22,376,350	$21,693,087	$(683,263)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$860,380,007	—	—		$860,380,007
Consumer Discretionary	1,042,260,933	—	—		1,042,260,933
Consumer Staples	654,252,622	—	—		654,252,622
Energy	447,910,533	—	—		447,910,533
Financials	1,260,523,660	—	—		1,260,523,660
Health Care	1,298,784,957	—	$206,770		1,298,991,727
Industrials	822,845,618	—	—		822,845,618
Information Technology	2,771,795,781	—	—		2,771,795,781
Materials	239,294,784	—	—		239,294,784
Real Estate	233,041,636	—	—		233,041,636
Utilities	247,175,693	—	—		247,175,693
Temporary Cash Investments	16,462,238	—	—		16,462,238
Securities Lending Collateral	—	$18,032,744	—		18,032,744
Futures Contracts**	(683,263)	—	—		(683,263)

TOTAL	$9,894,045,199	$18,032,744	$206,770	^	$9,912,284,713

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

137

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $80,397 of securities on loan)	$9,878,473
Temporary Cash Investments at Value & Cost	16,462
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,033)	18,033
Segregated Cash for Futures Contracts	1,154
Receivables:
Dividends and Interest	7,454
Securities Lending Income	11
Fund Shares Sold	4,669
Due from Advisor	37
Futures Margin Variation	203
Prepaid Expenses and Other Assets	40

Total Assets	9,926,536

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,054
Fund Shares Redeemed	8,822
Accrued Expenses and Other Liabilities	926

Total Liabilities	27,802

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$9,898,734

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,898,734 and shares outstanding of 345,843,203, $0.01 Par Value (1)	$28.62

(1) NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$2,822,483

NET ASSETS CONSIST OF:
Paid-In Capital	$2,540,037
Total Distributable Earnings (Loss)	7,358,697

NET ASSETS	$9,898,734

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $44)	$167,193
Income from Securities Lending, Net	242

Total Investment Income	167,435

Fund Expenses
Investment Management Fees	6,052
Accounting & Transfer Agent Fees	1,859
S&P 500® Fees	255
Custodian Fees	103
Filing Fees	104
Shareholders’ Reports	158
Directors’/Trustees’ Fees & Expenses	74
Professional Fees	217
Other	597

Total Fund Expenses	9,419

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,350

Net Expenses	8,069

Net Investment Income (Loss)	159,366

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	352,340
Affiliated Investment Companies Shares Sold	80
Futures	5,297
In-Kind Redemptions	196,611
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	252,431
Affiliated Investment Companies Shares	8
Futures	(1,071)

Net Realized and Unrealized Gain (Loss)	805,696

Net Increase (Decrease) in Net Assets Resulting from Operations	$965,062

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$159,366	$159,827
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	352,340	492,366
Affiliated Investment Companies Shares Sold	80	(19)
Futures	5,297	(10,134)
In-Kind Redemptions	196,611	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	252,431	(2,364,904)
Affiliated Investment Companies Shares	8	(9)
Futures	(1,071)	36

Net Increase (Decrease) in Net Assets Resulting from Operations	965,062	(1,722,837)

Distributions:
Institutional Class Shares	(572,729)	(792,204)
Capital Share Transactions (1):
Shares Issued	1,249,148	1,294,694
Shares Issued in Lieu of Cash Distributions	534,574	741,569
Shares Redeemed	(2,094,067)	(2,012,336)

Net Increase (Decrease) from Capital Share Transactions	(310,345)	23,927

Total Increase (Decrease) in Net Assets	81,988	(2,491,114)
Net Assets
Beginning of Year	9,816,746	12,307,860

End of Year	$9,898,734	$9,816,746

(1) Shares Issued and Redeemed:
Shares Issued	43,453	43,150
Shares Issued in Lieu of Cash Distributions	19,445	22,923
Shares Redeemed	(73,335)	(65,948)

Net Increase (Decrease) from Shares Issued and Redeemed	(10,437)	125

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$27.55	$34.56	$25.10	$23.48	$21.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.45	0.44	0.43	0.44	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	2.26	(5.21)	10.09	1.77	2.50

Total from Investment Operations	2.71	(4.77)	10.52	2.21	2.94

Less Distributions:
Net Investment Income	(0.42)	(0.40)	(0.43)	(0.47)	(0.39)
Net Realized Gains	(1.22)	(1.84)	(0.63)	(0.12)	(0.13)

Total Distributions	(1.64)	(2.24)	(1.06)	(0.59)	(0.52)

Net Asset Value, End of Year	$28.62	$27.55	$34.56	$25.10	$23.48

Total Return	10.12%	(14.71%)	42.87%	9.63%	14.29%

Net Assets, End of Year (thousands)	$9,898,734	$9,816,746	$12,307,860	$9,562,761	$9,786,391
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09%	0.09%	0.09%	0.09%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.46%	1.39%	1.83%	2.02%
Portfolio Turnover Rate	3%	2%	4%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2023, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense

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Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	—	$1,350	$2,962

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amounts paid by the Fund to the CCO were $18 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$113

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$262,599	$658,099

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$135,300	$837,067	$954,422	$80	$8	$18,033	1,559	$3,014	—

Total	$135,300	$837,067	$954,422	$80	$8	$18,033	1,559	$3,014	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of, non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2022	$147,910	$644,294	—	$792,204
2023	145,816	426,913	—	572,729

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(13,584)	$(38,586)	$(52,170)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	—	$306,650	—	$7,052,160	$7,358,810

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,860,808	$7,249,253	$(197,093)	$7,052,160

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$26,205

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2023	Equity Contracts *,(1)
U.S. Large Company Portfolio	$(683)	$(683)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$5,297	$5,297

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$(1,071)	$(1,071)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed

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$500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
U.S. Large Company Portfolio	5.16%	$4,327	32	$19	$15,098	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Portfolio under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
U.S. Large Company Portfolio	Borrower	4.19%	$20,341	3	$7	$20,341	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that the Portfolio utilized the interfund lending program.

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I. Securities Lending:

As of October 31, 2023, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$64,010

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio Common Stocks	$18,054	—	—	—	$18,054

149

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. In-Kind Redemptions:

During the year ended October 31, 2023, the Portfolio listed below realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

U.S. Large Company Portfolio	$196,611

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB“) issued Accounting Standards Update (“ASU“) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder reports, and will have no effect on the Portfolio’s accounting policies or financial statements.

M. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	3	69%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

150

N. ReFlow Liquidity Program

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (”ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

For the year ended October 31, 2023 the Portfolio’s activity in the program is listed below (amounts in thousands):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Large Company Portfolio	$262,352	8,835	$380

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

151

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

152

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Value Series vs.

Russell 1000™ Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.78%	6.24%	7.84%

153

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023

Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%
Total Return for 12 Months Ended October 31, 2023

Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Cap Value Series

The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. The Series also generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2023, the Series held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were -0.78% for the Series and 0.13% for the Russell 1000® Value Index, the Series’ benchmark. The Series’ emphasis on stocks with smaller market capitalizations within the large-cap value segment of the U.S. market detracted from relative performance, as these stocks generally underperformed. Conversely, the Series’ exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

154

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/23	10/31/23	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$966.50	0.11%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

155

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	7.9%
Consumer Discretionary	5.5%
Consumer Staples	4.1%
Energy	15.0%
Financials	21.9%
Health Care	15.5%
Industrials	12.8%
Information Technology	8.1%
Materials	8.5%
Real Estate	0.4%
Utilities	0.3%

100.0%

156

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.8%)
	AT&T, Inc.	15,690,173	$241,628,664	1.0%
	Comcast Corp., Class A	12,265,715	506,451,372	2.1%
*	Meta Platforms, Inc., Class A	1,308,997	394,361,526	1.6%
*	T-Mobile U.S., Inc.	1,545,488	222,333,904	0.9%
	Verizon Communications, Inc.	9,824,027	345,118,068	1.4%
	Other Securities		223,002,019	0.8%

TOTAL COMMUNICATION SERVICES			1,932,895,553	7.8%

CONSUMER DISCRETIONARY — (5.4%)
	DR Horton, Inc.	2,309,180	241,078,392	1.0%
	PulteGroup, Inc.	1,956,203	143,956,979	0.6%
	Other Securities		959,946,137	3.9%

TOTAL CONSUMER DISCRETIONARY			1,344,981,508	5.5%

CONSUMER STAPLES — (4.0%)
	Kroger Co.	3,528,698	160,097,028	0.7%
	Mondelez International, Inc., Class A	2,407,539	159,403,157	0.6%
	Other Securities		680,067,862	2.8%

TOTAL CONSUMER STAPLES			999,568,047	4.1%

ENERGY — (14.7%)
	Chevron Corp.	4,945,790	720,749,977	2.9%
	ConocoPhillips	3,806,401	452,200,439	1.8%
	Exxon Mobil Corp.	11,225,183	1,188,185,620	4.8%
	Marathon Petroleum Corp.	1,358,505	205,473,881	0.8%
	Other Securities		1,088,973,887	4.5%

TOTAL ENERGY			3,655,583,804	14.8%

FINANCIALS — (21.6%)
	Bank of America Corp.	11,711,704	308,486,283	1.3%
*	Berkshire Hathaway, Inc., Class B	1,808,906	617,433,885	2.5%
	Capital One Financial Corp.	1,645,879	166,711,084	0.7%
	Goldman Sachs Group, Inc.	858,462	260,637,648	1.1%
	Hartford Financial Services Group, Inc.	2,087,475	153,325,039	0.6%
	JPMorgan Chase & Co.	7,413,686	1,030,947,175	4.2%
	Morgan Stanley	2,664,369	188,690,613	0.8%
	Travelers Cos., Inc.	1,017,317	170,339,558	0.7%
	Wells Fargo & Co.	5,729,127	227,847,381	0.9%
	Other Securities		2,223,328,862	8.9%

TOTAL FINANCIALS			5,347,747,528	21.7%

HEALTH CARE — (15.2%)
	Bristol-Myers Squibb Co.	4,906,955	252,855,391	1.0%
	Cigna Group	838,881	259,382,005	1.1%
	CVS Health Corp.	3,323,279	229,339,484	0.9%
	Danaher Corp.	1,102,700	211,740,454	0.9%
	Elevance Health, Inc.	680,876	306,455,479	1.3%
	Gilead Sciences, Inc.	2,673,847	210,003,943	0.9%
	Humana, Inc.	391,825	205,194,834	0.8%
	Medtronic PLC	2,136,727	150,767,457	0.6%

157

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	17,021,900	$520,189,264	2.1%
Thermo Fisher Scientific, Inc.	439,076	195,287,832	0.8%
Other Securities		1,233,206,219	4.9%

TOTAL HEALTH CARE		3,774,422,362	15.3%

INDUSTRIALS — (12.6%)
FedEx Corp.	613,891	147,395,229	0.6%
Norfolk Southern Corp.	774,793	147,822,757	0.6%
PACCAR, Inc.	2,024,474	167,079,839	0.7%
Republic Services, Inc.	1,596,823	237,112,247	1.0%
# RTX Corp.	1,924,055	156,598,836	0.6%
Other Securities		2,259,535,766	9.1%

TOTAL INDUSTRIALS		3,115,544,674	12.6%

INFORMATION TECHNOLOGY — (8.0%)
* Advanced Micro Devices, Inc.	1,474,438	145,232,143	0.6%
Analog Devices, Inc.	1,138,207	179,074,107	0.7%
Cognizant Technology Solutions Corp., Class A	2,224,899	143,439,238	0.6%
HP, Inc.	5,987,615	157,653,903	0.6%
Intel Corp.	6,785,602	247,674,473	1.0%
Micron Technology, Inc.	2,629,495	175,834,331	0.7%
* Salesforce, Inc.	740,360	148,686,499	0.6%
Other Securities		787,133,445	3.3%

TOTAL INFORMATION TECHNOLOGY		1,984,728,139	8.1%

MATERIALS — (8.3%)
Dow, Inc.	3,246,251	156,923,773	0.6%
Freeport-McMoRan, Inc.	4,433,625	149,767,852	0.6%
Linde PLC	645,421	246,654,089	1.0%
Nucor Corp.	1,610,388	237,999,243	1.0%
Steel Dynamics, Inc.	1,454,295	154,896,960	0.6%
Other Securities		1,116,657,535	4.6%

TOTAL MATERIALS		2,062,899,452	8.4%

REAL ESTATE — (0.4%)
Other Securities		102,641,060	0.4%

UTILITIES — (0.3%)
Other Securities		76,578,530	0.3%

TOTAL COMMON STOCKS (Cost $16,208,990,262)		24,397,590,657	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	219,849,716	219,849,716	0.9%

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	16,443,598	190,203,098	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $16,619,043,076)		$24,807,643,471	100.6%

158

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	844	12/15/23	$179,931,267	$177,756,950	$(2,174,317)

Total Futures Contracts			$179,931,267	$177,756,950	$(2,174,317)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,932,841,679	$53,874	—	$1,932,895,553
Consumer Discretionary	1,344,981,508	—	—	1,344,981,508
Consumer Staples.	999,568,047	—	—	999,568,047
Energy	3,655,583,804	—	—	3,655,583,804
Financials	5,347,747,528	—	—	5,347,747,528
Health Care.	3,774,422,362	—	—	3,774,422,362
Industrials	3,115,544,674	—	—	3,115,544,674
Information Technology.	1,984,728,139	—	—	1,984,728,139
Materials.	2,062,899,452	—	—	2,062,899,452
Real Estate	102,641,060	—	—	102,641,060
Utilities.	76,578,530	—	—	76,578,530
Temporary Cash Investments	219,849,716	—	—	219,849,716
Securities Lending Collateral	—	190,203,098	—	190,203,098
Futures Contracts**	(2,174,317)	—	—	(2,174,317)

TOTAL.	$24,615,212,182	$190,256,972	—	$24,805,469,154

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

159

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $251,999 of securities on loan)	$24,397,591
Temporary Cash Investments at Value & Cost	219,850
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $190,203)	190,203
Segregated Cash for Futures Contracts	9,453
Receivables:
Investment Securities Sold	14,859
Dividends and Interest	31,795
Securities Lending Income	39
Futures Margin Variation	1,119

Total Assets	24,864,909

LIABILITIES:
Payables:
Due to Custodian	3,803
Upon Return of Securities Loaned	190,518
Investment Securities Purchased	19,438
Due to Advisor	2,150
Accrued Expenses and Other Liabilities	1,021

Total Liabilities	216,930

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$24,647,979

Investment Securities at Cost	$16,208,990

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

160

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$660,781
Income from Securities Lending, Net	701

Total Investment Income	661,482

Expenses
Investment Management Fees	26,616
Accounting & Transfer Agent Fees	901
Custodian Fees	265
Shareholders’ Reports	66
Directors’/Trustees’ Fees & Expenses	204
Professional Fees	368
Other	468

Total Expenses	28,888

Net Expenses	28,888

Net Investment Income (Loss)	632,594

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	522,447
Affiliated Investment Companies Shares Sold	39
Futures	10,766
In-Kind Redemptions	1,015,486
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,315,132)
Affiliated Investment Companies Shares	139
Futures	5,492

Net Realized and Unrealized Gain (Loss)	(760,763)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(128,169)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$632,594	$616,764
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	522,447	753,310
Affiliated Investment Companies Shares Sold	39	(30)
Futures	10,766	(16,355)
Foreign Currency Transactions	—	(2)
In-Kind Redemptions	1,015,486	46,523
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,315,132)	(2,352,364)
Affiliated Investment Companies Shares	139	(147)
Futures	5,492	(16,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	(128,169)	(968,627)

Transactions in Interest:
Contributions	1,697,787	972,772
Withdrawals	(3,967,620)	(2,778,807)

Net Increase (Decrease) from Transactions in Interest	(2,269,833)	(1,806,035)

Total Increase (Decrease) in Net Assets	(2,398,002)	(2,774,662)
Net Assets
Beginning of Year	27,045,981	29,820,643

End of Year	$24,647,979	$27,045,981

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019
Total Return	(0.78%)	(3.45%)	48.85%	(11.42%)	7.15%
Net Assets, End of Year (thousands)	$24,647,979	$27,045,981	$29,820,643	$22,154,405	$29,929,678
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.20%	1.92%	2.53%	2.50%
Portfolio Turnover Rate	13%	10%	10%	4%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

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A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2023, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$192

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$3,589,662	$3,528,907

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2022	at Cost	from Sales	on Sales	Depreciation	October 31, 2023	October 31, 2023	Income	Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$521,402	$3,599,886	$3,931,263	$39	$139	$190,203	16,444	$15,066	—

Total	$521,402	$3,599,886	$3,931,263	$39	$139	$190,203	16,444	$15,066	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The U.S. Large Cap Value Series	$16,598,204	$8,952,201	$(742,762)	$8,209,439

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

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financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$187,927

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2023	Equity Contracts*,(1)
The U.S. Large Cap Value Series	$(2,174)	$(2,174)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$10,766	$10,766

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The U.S. Large Cap Value Series	$5,492	$5,492

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Series under the lines of credit during the year ended October 31, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2023.

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I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$311,495	$346,813	$54,350

J. Securities Lending:

As of October 31, 2023, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
The U.S. Large Cap Value Series	$62,910

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2023
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series Common Stocks	$190,518	—	—	—	$190,518

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the year ended October 31, 2023, the Series realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

The U.S. Large Cap Value Series	$1,015,486

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

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In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. ReFlow Liquidity Program

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Series’ Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

172

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

173

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

174

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

175

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017- July 2017).

176

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

177

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

178

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President of • all the DFA Entities (since 2017) • Dimensional ETF Trust (since 2020) Director and Vice President (since 2016) of • Dimensional Japan Ltd.

Chairman (since 2018) of

•   Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President of

•   Dimensional Advisors Ltd. (since 2016)

•   Dimensional Hong Kong Limited (since 2016)

•   Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

•   Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

179

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•   the DFA Fund Complex

Executive Vice President (since January 2020) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Vice President (since 2020) of

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Ireland Limited

•   Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•   the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•   Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•   BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•   the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Canada ULC

•   DFA Securities LLC

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Holdings Inc.

•   Dimensional Hong Kong Limited

•   Dimensional Investment LLC

Vice President (since March 2021) of

•   Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•   Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020) and Treasurer (2003 – 2017) of

•   Lord Abbett Family of Funds

180

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•   Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•   all the DFA Entities

Vice President (since 2020) of

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

•   all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•   all the DFA Entities (since 2015)

•   Dimensional Fund Advisors Ltd. (since 2015)

•   Dimensional ETF Trust (since 2020)

•   DFA Australia Limited (since 2020)

•   Dimensional Fund Advisors Canada ULC (since 2020)

•   Dimensional Ireland Limited (since 2020)

Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Vice President (since April 2022) of

•   Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•   OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

General Counsel of

•   all the DFA Entities (since 2001)

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

181

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC (since 2009)

•   DFA Canada LLC (since 2009)

•   Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Secretary of

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   DFA Securities LLC (since 2006)

•   Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   DFA Canada LLC (since 2009)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2014)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•   Dimensional Hong Kong Limited

Director of

•   Dimensional Australia Limited (since 2007)

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•   Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•   the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

182

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•   the DFA Fund Complex

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•   the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

•   Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•   Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•   DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•   the DFA Fund Complex

Vice President (since 2016) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•   the DFA Fund Complex

Vice President of

•   Dimensional Holdings Inc. (since 2016)

•   Dimensional Fund Advisors LP (since 2016)

•   Dimensional Investment LLC (since 2016)

•   DFA Securities LLC (since 2016)

•   Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

183

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

184

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Enhanced U.S. Large Company Portfolio	100%	—	—	—	—	100%	—	—	67%	—	—	100%	—
U.S. Large Cap Equity Portfolio	31%	—	69%	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Large Cap Value Portfolio	45%	—	55%	—	—	100%	100%	100%	—	—	—	—	—
U.S. Targeted Value Portfolio	30%	—	70%	—	—	100%	82%	96%	—	—	—	3%	—
U.S. Small Cap Value Portfolio	25%	—	75%	—	—	100%	75%	95%	—	—	—	4%	—
U.S. Core Equity 1 Portfolio	39%	—	61%	—	—	100%	100%	100%	—	—	—	3%	—
U.S. Core Equity 2 Portfolio	35%	—	65%	—	—	100%	100%	100%	—	—	—	3%	—
U.S. Vector Equity Portfolio	32%	—	68%	—	—	100%	100%	100%	—	—	—	3%	—
U.S. Small Cap Portfolio	25%	—	75%	—	—	100%	84%	100%	—	—	—	4%	—
U.S. Micro Cap Portfolio	23%	—	77%	—	—	100%	93%	100%	—	—	—	4%	—
U.S. High Relative Profitability Portfolio	45%	—	55%	—	—	100%	100%	100%	—	—	—	2%	—
DFA Real Estate Securities Portfolio	47%	—	53%	—	—	100%	—	1%	—	—	—	2%	—
DFA Commodity Strategy Portfolio.	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

See accompanying Notes to Financial Statements.

185

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Large Company Portfolio	25%	—	75%	—	—	100%	100%	100%	—	—	—	1%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

186

DFA103123-001AD 00293580

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Large Cap International Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	14.00%	4.80%	3.41%

International Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	13.84%	4.33%	3.57%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Global Small Company Portfolio vs.

MSCI All Country World Small Cap Index (net dividends)

January 18, 2017-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.05%	5.13%	5.16%

International Small Company Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	10.58%	3.25%	3.76%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Japanese Small Company Portfolio vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	18.33%	0.63%	4.29%

Asia Pacific Small Company Portfolio vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	0.37%	1.12%	0.94%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

United Kingdom Small Company Portfolio vs.

MSCI UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	8.78%	0.39%	0.99%

Continental Small Company Portfolio vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	11.43%	4.54%	5.25%

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Real Estate Securities Portfolio vs.

S&P Global ex U.S. REIT Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-3.55%	-2.73%	-0.02%

DFA Global Real Estate Securities Portfolio vs.

S&P Global REIT Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-6.27%	0.78%	3.41%

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Small Cap Value Portfolio vs.

MSCI World ex USA Small Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	17.80%	3.92%	3.72%

International Vector Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	14.34%	4.11%	3.55%

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International High Relative Profitability Portfolio vs.

MSCI World ex USA Index (net dividends)

May 16, 2017-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	13.58%	5.58%	4.24%

World ex U.S. Value Portfolio vs.

MSCI All Country World ex USA Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	16.53%	4.38%	2.99%

9

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Ex U.S. Core Equity Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	14.01%	4.49%	3.32%

World ex U.S. Targeted Value Portfolio vs.

MSCI All Country World ex USA SMID Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.76%	4.10%	3.46%

10

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.65%	7.45%	6.96%

Selectively Hedged Global Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.43%	8.04%	7.22%

11

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	13.02%	3.01%	1.95%

Emerging Markets Small Cap Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.09%	6.58%	4.14%

12

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Value Portfolio — Institutional Class vs.

MSCI Emerging Markets Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.71%	3.57%	2.22%

13

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.49%	4.27%	2.57%

Emerging Markets Targeted Value Portfolio vs.

MSCI Emerging Markets Index (net dividends)

November 14, 2018-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
	15.20%	4.71%

14

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets ex China Core Equity Portfolio vs.

MSCI Emerging Markets ex China Index (net dividends)

November 15, 2021-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
	14.04%	-4.67%

15

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

16

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Large Cap International Portfolio

The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market

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capitalizations, lower relative price (value) stocks, and higher profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2023, the Portfolio held approximately 1,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.00% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex U.S. markets.

International Core Equity Portfolio

The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 5,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 13.84% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark.

Global Small Company Portfolio

The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the “Underlying Funds”) managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex-Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Underlying Funds collectively held approximately 11,010 securities in 44 eligible developed and emerging markets.

For the 12 months ended October 31, 2023, total returns were 2.05% for the Portfolio and 1.27% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The Underlying Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

International Small Company Portfolio

The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex-Japan). The Master Funds generally exclude stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The

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investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Funds collectively held approximately 4,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 10.58% for the Portfolio and 5.66% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as these stocks underperformed. The Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 1,700 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 18.33% for the Portfolio and 13.35% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to performance relative to the benchmark, as those stocks underperformed. The Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 790 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 0.37% for the Portfolio and -2.12% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed. Additionally, the Master Funds’ exclusion of REITs contributed positively to performance relative to the benchmark, as REITs generally underperformed.

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United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 8.78% for the Portfolio and 5.16% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed. The Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Continental Small Company Portfolio

The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 1,140 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 11.43% for the Portfolio and 8.05% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio’s benchmark. Differences in size definitions between the Master Fund and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Global Real Estate Market Review	12 Months Ended October 31, 2023

Publicly traded global real estate investment trusts (REITs) had negative returns for the period. Global REITs underperformed U.S. equities, developed non-U.S. equities, and emerging markets equities. The U.S. REIT market, the world’s largest, had negative performance for the period and underperformed non-U.S. REITs. Among non-U.S. REIT markets, Mexico, France, and Malaysia were among the strongest performers, while Israel, Italy, and Thailand lagged. At the REIT industry level, data center REITs and health care REITs generally outperformed, while self-storage and tower REITs generally underperformed.

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Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
Dow Jones U.S. Select REIT IndexSM	-6.25%
S&P Global ex U.S. REIT Index	-5.26%
S&P Global REIT Index	-6.53%

Source: Returns are of Standard and Poor’s (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2023. All rights reserved. Dow Jones and S&P have different REIT eligibility criteria which can result in performance differences across different indices representing the same region.

For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to the Portfolios’ relative performance.

DFA International Real Estate Securities Portfolio

The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2023, the Portfolio held approximately 320 securities in 26 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -3.55% for the Portfolio and -5.26% for the S&P Global ex US REIT Index (net dividends), the Portfolio’s benchmark. Withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark.

DFA Global Real Estate Securities Portfolio

The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. During the period covered by this report, the Portfolio’s investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2023, the Portfolio held, either directly or through the underlying portfolios, approximately 450 securities in 27 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -6.27% for the Portfolio and -6.53% for the S&P Global REIT Index (net dividends), the Portfolio’s benchmark. Differences in REIT eligibility between the Portfolio and the benchmark detracted from performance relative to the benchmark, most notably among tower REITs. The Portfolio includes tower REITs, which are not held by the benchmark, and these securities generally underperformed. Conversely, withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark.

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International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

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Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

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DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,930 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 17.80% for the Portfolio and 10.02% for the MSCI World ex USA Small Value Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s focus on value stocks contributed positively to performance relative to the benchmark. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

International Vector Equity Portfolio

The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio’s increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 4,830 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.34% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark.

International High Relative Profitability Portfolio

The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The Portfolio generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2023, the Portfolio held approximately 450 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 13.58% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with lower relative prices within the large-cap high relative profitability segment of developed ex U.S. markets contributed positively to performance relative to the benchmark, as those stocks generally outperformed. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

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World ex U.S. Value Portfolio

The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the “Underlying Funds”); or by a combination of securities and Underlying Funds. The Underlying Funds generally exclude real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio, directly and through the Underlying Funds, held approximately 5,620 securities in 44 eligible developed ex U.S. and emerging markets.

For the 12 months ended October 31, 2023, total returns were 16.53% for the Portfolio and 15.07% for the MSCI All Country World ex USA Value Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

World ex U.S. Targeted Value Portfolio

The World ex U.S. Targeted Value Portfolio invests in small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 5,060 securities in 43 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 15.76% for the Portfolio and 12.82% for the MSCI All Country World ex USA SMID Value Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex U.S. and emerging markets. The Portfolio’s exclusion of REITs also contributed positively to performance relative to the benchmarks, as REITs generally underperformed.

World ex U.S. Core Equity Portfolio

The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 10,540 securities in 46 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.01% for the Portfolio and 12.07% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex U.S. and emerging markets.

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World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. During the period covered by this report, the Portfolio’s investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The Underlying Funds generally exclude real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Underlying Funds collectively held approximately 14,710 equity securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2023, total returns were 9.65% for the Portfolio and 10.50% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed in developed markets. The Underlying Funds’ emphasis on low relative price (value) stocks also detracted from performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in the U.S.

Selectively Hedged Global Equity Portfolio

The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. During the period covered by this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The Underlying Funds generally exclude real estate investment trusts (REITs). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Underlying Funds collectively held approximately 14,720 securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2023, total returns were 9.43% for the Portfolio and 10.50% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed in developed markets. The Underlying Funds’ emphasis on low relative price (value) stocks also detracted from performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in the U.S.

Emerging Markets Portfolio

The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap segment of emerging markets. As of October 31, 2023, the Master Fund held approximately 1,840 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 13.02% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. The Master Fund’s emphasis on stocks with smaller market capitalizations also contributed

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positively to relative performance, as these stocks outperformed. Additionally, the Master Fund’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The Master Fund’s investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 4,830 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 15.09% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2023, the Master Fund held approximately 3,230 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 15.71% for the Portfolio, 13.43% for the MSCI Emerging Markets Value Index (net dividends) and 10.80% for the MSCI Emerging Markets Index (net dividends). The Master Fund’s focus on value stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed growth stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmarks, which are composed primarily of large- and mid-cap stocks. Additionally, the Master Fund’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmarks, as these stocks generally outperformed.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 6,780 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

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For the 12 months ended October 31, 2023, total returns were 15.49% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Additionally, the Portfolio’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Emerging Markets Targeted Value Portfolio

The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. As of October 31, 2023, the Portfolio held approximately 3,190 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 15.20% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed growth stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets ex China Core Equity Portfolio

The Emerging Markets ex China Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, excluding China, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 4,060 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.04% for the Portfolio and 7.03% for the MSCI Emerging Markets ex China Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Additionally, the Portfolio’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$931.90	0.17%	$0.83
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$932.10	0.23%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

29

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$953.20	0.42%	$2.07
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$915.20	0.39%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$987.30	0.40%	$2.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$882.80	0.40%	$1.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$868.70	0.51%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.64	0.51%	$2.60

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$886.90	0.39%	$1.85
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$857.90	0.26%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$882.20	0.23%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$956.40	0.43%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.43%	$2.19

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$934.90	0.34%	$1.66
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.34%	$1.73

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$931.20	0.30%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

30

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$967.50	0.36%	$1.79
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$945.10	0.30%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$955.80	0.48%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,022.79	0.48%	$2.45

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$979.90	0.27%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$990.70	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$963.70	0.35%	$1.73
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.35%	$1.79

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$989.60	0.59%	$2.96
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.59%	$3.01

Emerging Markets Value Portfolio (3)
Actual Fund Return	$1,000.00	$985.10	0.44%	$2.20
Hypothetical 5% Annual Return	$1,000.00	$1,022.99	0.44%	$2.24

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$976.70	0.39%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$990.40	0.66%	$3.31
Hypothetical 5% Annual Return	$1,000.00	$1,021.88	0.66%	$3.36

Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,017.60	0.42%	$2.14

31

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

32

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023 They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

33

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	4.7%
Consumer Discretionary	12.0%
Consumer Staples	9.0%
Energy	8.2%
Financials	18.6%
Health Care	10.3%
Industrials	16.1%
Information Technology	7.1%
Materials	9.5%
Real Estate	1.4%
Utilities	3.1%

100.0%

International Core Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	12.6%
Consumer Staples	7.5%
Energy	8.7%
Financials	17.5%
Health Care	7.2%
Industrials	18.3%
Information Technology	6.9%
Materials	11.5%
Real Estate	2.1%
Utilities	2.9%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	30.9%
Real Estate	69.1%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.3%
Consumer Discretionary	11.4%
Consumer Staples	5.1%
Energy	8.5%
Financials	22.6%
Health Care	2.0%
Industrials	22.0%
Information Technology	3.6%
Materials	18.6%
Real Estate	3.2%
Utilities	0.7%

100.0%

International Vector Equity Portfolio
Communication Services	4.5%
Consumer Discretionary	12.0%
Consumer Staples	6.4%
Energy	8.6%
Financials	20.0%
Health Care	5.3%
Industrials	19.2%
Information Technology	6.2%
Materials	13.3%
Real Estate	2.3%
Utilities	2.2%

100.0%

International High Relative Profitability Portfolio
Communication Services	7.2%
Consumer Discretionary	16.3%
Consumer Staples	11.3%
Energy	11.3%
Financials	4.8%
Health Care	11.9%
Industrials	16.7%
Information Technology	10.2%
Materials	8.4%
Real Estate	0.5%
Utilities	1.4%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.0%
Consumer Discretionary	12.3%
Consumer Staples	7.1%
Energy	7.7%
Financials	17.2%
Health Care	6.9%
Industrials	15.8%
Information Technology	10.9%
Materials	11.6%
Real Estate	2.5%
Utilities	3.0%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.2%
Consumer Discretionary	11.8%
Consumer Staples	5.5%
Energy	5.8%
Financials	18.0%
Health Care	4.4%
Industrials	20.1%
Information Technology	6.5%
Materials	18.0%
Real Estate	4.2%
Utilities	2.5%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.4%
Consumer Discretionary	11.9%
Consumer Staples	6.3%
Energy	5.4%
Financials	17.8%
Health Care	4.7%
Industrials	9.8%
Information Technology	19.7%
Materials	11.3%
Real Estate	2.7%
Utilities	3.0%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.6%
Consumer Discretionary	10.8%
Consumer Staples	5.8%
Energy	3.5%
Financials	17.1%
Health Care	6.4%
Industrials	14.9%
Information Technology	13.7%
Materials	15.7%
Real Estate	6.1%
Utilities	2.4%

100.0%

Emerging Markets ex China Core Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	9.0%
Consumer Staples	6.3%
Energy	5.5%
Financials	20.1%
Health Care	4.1%
Industrials	10.2%
Information Technology	23.1%
Materials	11.8%
Real Estate	2.4%
Utilities	2.7%

100.0%

34

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value	Percentage of Net Assets
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
BHP Group Ltd., Class DI	697,375	$19,740,922	0.4%
# BHP Group Ltd., Sponsored ADR	298,208	17,015,748	0.3%
Commonwealth Bank of Australia	368,188	22,649,397	0.5%
Other Securities		256,856,685	5.0%

TOTAL AUSTRALIA		316,262,752	6.2%

AUSTRIA — (0.2%)
Other Securities		9,441,672	0.2%

BELGIUM — (0.9%)
Other Securities		47,554,821	0.9%

CANADA — (10.2%)
# Canadian Natural Resources Ltd.	352,595	22,400,360	0.4%
# Royal Bank of Canada	215,717	17,229,360	0.3%
Royal Bank of Canada	206,240	16,474,451	0.3%
Suncor Energy, Inc.	535,689	17,356,324	0.3%
# Toronto-Dominion Bank	286,785	16,014,074	0.3%
Other Securities		447,055,111	8.9%

TOTAL CANADA		536,529,680	10.5%

DENMARK — (3.1%)
Novo Nordisk AS, Class B	923,030	89,050,433	1.7%
# Novo Nordisk AS, Sponsored ADR	91,174	8,804,673	0.2%
Other Securities		62,317,950	1.2%

TOTAL DENMARK		160,173,056	3.1%

FINLAND — (1.0%)
Other Securities		52,738,172	1.0%

FRANCE — (9.9%)
Air Liquide SA	111,890	19,172,593	0.4%
Airbus SE	166,531	22,327,835	0.4%
Hermes International SCA	9,337	17,421,208	0.3%
L’Oreal SA	60,975	25,629,649	0.5%
LVMH Moet Hennessy Louis Vuitton SE	80,391	57,554,356	1.1%
Orange SA	1,475,342	17,353,034	0.3%
Sanofi SA	216,767	19,683,795	0.4%
Schneider Electric SE	111,591	17,169,090	0.3%
TotalEnergies SE	937,065	62,649,817	1.2%
# TotalEnergies SE, Sponsored ADR	18,895	1,258,407	0.0%
Vinci SA	140,071	15,488,269	0.3%
Other Securities		243,800,984	5.0%

TOTAL FRANCE		519,509,037	10.2%

GERMANY — (6.6%)
Allianz SE	95,388	22,343,923	0.4%
Bayer AG	362,228	15,651,350	0.3%
Deutsche Telekom AG	1,271,712	27,600,810	0.5%
Mercedes-Benz Group AG	341,297	20,079,953	0.4%

35

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value	Percentage of Net Assets
GERMANY — (Continued)
SAP SE	154,573	$20,733,236	0.4%
Siemens AG	185,650	24,635,541	0.5%
Other Securities		214,131,916	4.3%

TOTAL GERMANY		345,176,729	6.8%

HONG KONG — (1.8%)
AIA Group Ltd.	3,249,000	28,213,675	0.6%
Other Securities		67,519,828	1.3%

TOTAL HONG KONG		95,733,503	1.9%

IRELAND — (0.5%)
Other Securities		28,251,351	0.6%

ISRAEL — (0.5%)
Other Securities		27,051,117	0.5%

ITALY — (2.2%)
Stellantis NV	852,765	15,931,649	0.3%
Other Securities		100,499,915	2.0%

TOTAL ITALY		116,431,564	2.3%

JAPAN — (21.2%)
Hitachi Ltd.	278,815	17,673,129	0.4%
Keyence Corp.	45,204	17,499,302	0.4%
Shin-Etsu Chemical Co. Ltd.	533,500	15,953,446	0.3%
Sony Group Corp.	371,800	30,911,023	0.6%
Tokyo Electron Ltd.	131,100	17,323,246	0.3%
Toyota Motor Corp.	2,420,615	42,345,607	0.8%
Other Securities		972,975,012	19.0%

TOTAL JAPAN		1,114,680,765	21.8%

NETHERLANDS — (3.6%)
ASML Holding NV	30,871	18,557,036	0.4%
ASML Holding NV	82,305	49,285,057	1.0%
Other Securities		122,396,380	2.3%

TOTAL NETHERLANDS		190,238,473	3.7%

NEW ZEALAND — (0.3%)
Other Securities		15,537,173	0.3%

NORWAY — (0.8%)
Other Securities		42,450,028	0.8%

PORTUGAL — (0.2%)
Other Securitiesı		12,843,354	0.3%

SINGAPORE — (1.0%)
Other Securities		51,706,495	1.0%

SPAIN — (2.3%)
Other Securities		119,642,753	2.3%

36

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value	Percentage of Net Assets
SWEDEN — (2.5%)
Other Securities		$129,064,655	2.5%

SWITZERLAND — (7.6%)
ABB Ltd.	504,168	16,938,889	0.3%
Nestle SA	702,768	75,785,606	1.5%
Novartis AG	340,245	31,853,586	0.6%
Novartis AG, Sponsored ADR	195,278	18,274,115	0.4%
Roche Holding AG	8,301	2,262,114	0.1%
Roche Holding AG	205,381	52,928,648	1.0%
Zurich Insurance Group AG	33,513	15,918,425	0.3%
Other Securities		187,480,795	3.6%

TOTAL SWITZERLAND		401,442,178	7.8%

UNITED KINGDOM — (12.6%)
AstraZeneca PLC	126,555	15,845,143	0.3%
AstraZeneca PLC, Sponsored ADR	495,669	31,341,151	0.6%
BP PLC, Sponsored ADR	765,146	27,989,059	0.5%
# Diageo PLC, Sponsored ADR	105,239	16,154,186	0.3%
Glencore PLC	3,900,960	20,662,696	0.4%
# HSBC Holdings PLC, Sponsored ADR	551,216	20,025,677	0.4%
Shell PLC	36,838	1,187,156	0.0%
# Shell PLC, ADR	1,043,088	67,946,752	1.3%
# Unilever PLC, Sponsored ADR	334,884	15,856,757	0.3%
Other Securities		444,351,007	8.8%

TOTAL UNITED KINGDOM		661,359,584	12.9%

UNITED STATES — (0.5%)
CRH PLC	303,700	16,269,209	0.3%
Other Securities		10,220,492	0.2%

TOTAL UNITED STATES		26,489,701	0.5%

TOTAL COMMON STOCKS		5,020,308,613	98.1%

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Other Securities		21,929,678	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,791,649,286)		5,042,238,291

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	18,843,578	217,963,662	4.3%

TOTAL INVESTMENTS—(100.0%) (Cost $4,009,616,032)		$5,260,201,953	102.8%

37

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of October 31, 2023, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	224	12/15/23	$49,320,507	$47,177,200	$(2,143,307)

Total Futures Contracts			$49,320,507	$47,177,200	$(2,143,307)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$18,577,262	$297,685,490	—	$316,262,752
Austria	—	9,441,672	—	9,441,672
Belgium	793,104	46,761,717	—	47,554,821
Canada	534,241,585	2,288,095	—	536,529,680
Denmark	8,804,673	151,368,383	—	160,173,056
Finland	1,232,309	51,505,863	—	52,738,172
France	3,276,642	516,232,395	—	519,509,037
Germany	11,421,412	333,755,317	—	345,176,729
Hong Kong	—	95,733,503	—	95,733,503
Ireland	—	28,251,351	—	28,251,351
Israel	3,878,019	23,173,098	—	27,051,117
Italy	1,419,628	115,011,936	—	116,431,564
Japan	20,422,882	1,094,257,883	—	1,114,680,765
Netherlands	59,734,744	130,503,729	—	190,238,473
New Zealand	—	15,537,173	—	15,537,173
Norway	669,246	41,780,782	—	42,450,028
Portugal	—	12,843,354	—	12,843,354
Singapore	—	51,706,495	—	51,706,495
Spain	6,260,233	113,382,520	—	119,642,753
Sweden	—	129,064,655	—	129,064,655
Switzerland	47,261,261	354,180,917	—	401,442,178
United Kingdom	225,985,321	435,374,263	—	661,359,584
United States	21,927,270	4,562,431	—	26,489,701
Preferred Stocks
Germany	—	21,929,678	—	21,929,678
Securities Lending Collateral	—	217,963,662	—	217,963,662
Futures Contracts**	(2,143,307)	—	—	(2,143,307)

TOTAL	$963,762,284	$4,294,296,362	—	$5,258,058,646

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

38

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.3%)
BHP Group Ltd., Class DI	4,030,666	$114,097,957	0.4%
# BHP Group Ltd., Sponsored ADR	1,271,993	72,579,921	0.3%
Commonwealth Bank of Australia	925,486	56,932,055	0.2%
Woodside Energy Group Ltd.	2,589,891	56,407,288	0.2%
Other Securities		1,469,511,813	5.4%

TOTAL AUSTRALIA		1,769,529,034	6.5%

AUSTRIA — (0.5%)
Other Securities		138,584,333	0.5%

BELGIUM — (1.1%)
Other Securities		313,060,111	1.2%

CANADA — (10.4%)
# Bank of Montreal	775,898	58,619,094	0.2%
# Canadian Natural Resources Ltd.	1,628,940	103,486,558	0.4%
Royal Bank of Canada	1,205,863	96,324,336	0.4%
Suncor Energy, Inc.	2,861,278	92,705,407	0.4%
Other Securities		2,551,603,202	9.2%

TOTAL CANADA		2,902,738,597	10.6%

CAYMAN ISLANDS — (0.0%)
Other Security		37,677	0.0%

CHINA — (0.0%)
Other Securities		12,128,593	0.1%

DENMARK — (2.8%)
Novo Nordisk AS, Class B	1,773,052	171,057,332	0.6%
# Novo Nordisk AS, Sponsored ADR	1,177,766	113,736,863	0.4%
Other Securities		490,786,570	1.8%

TOTAL DENMARK		775,580,765	2.8%

FINLAND — (1.4%)
Other Securities		393,200,489	1.4%

FRANCE — (8.1%)
Capgemini SE	373,745	66,051,513	0.2%
L’Oreal SA	157,365	66,145,302	0.3%
LVMH Moet Hennessy Louis Vuitton SE	247,349	177,084,653	0.7%
Orange SA	7,245,203	85,218,380	0.3%
TotalEnergies SE	4,052,320	270,927,956	1.0%
# TotalEnergies SE, Sponsored ADR	215,223	14,333,852	0.1%
Vinci SA	533,897	59,035,350	0.2%
Other Securities		1,525,643,446	5.5%

TOTAL FRANCE		2,264,440,452	8.3%

GERMANY — (6.3%)
Allianz SE	264,267	61,902,560	0.2%
Bayer AG	1,569,802	67,828,881	0.3%
Deutsche Post AG	1,499,206	58,534,238	0.2%

39

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	6,030,773	$130,889,872	0.5%
Mercedes-Benz Group AG	1,670,941	98,308,562	0.4%
Siemens AG	498,522	66,153,296	0.3%
Other Securities		1,269,731,439	4.5%

TOTAL GERMANY		1,753,348,848	6.4%

HONG KONG — (1.9%)
AIA Group Ltd.	11,564,600	100,424,706	0.4%
Other Securities		446,545,597	1.6%

TOTAL HONG KONG		546,970,303	2.0%

IRELAND — (0.6%)
Other Securities		165,618,167	0.6%

ISRAEL — (0.7%)
Other Securities		196,113,177	0.7%

ITALY — (2.8%)
Eni SpA	4,294,094	70,198,411	0.3%
Stellantis NV	5,877,017	109,796,450	0.4%
Other Securities		609,495,558	2.2%

TOTAL ITALY		789,490,419	2.9%

JAPAN — (22.5%)
Hitachi Ltd.	1,198,785	75,986,879	0.3%
# ITOCHU Corp.	1,563,900	56,333,280	0.2%
KDDI Corp.	2,227,400	66,632,058	0.3%
Mitsubishi UFJ Financial Group, Inc.	7,907,300	66,335,503	0.3%
Sony Group Corp.	1,128,800	93,847,129	0.4%
Toyota Motor Corp.	7,465,770	130,604,233	0.5%
Other Securities		5,815,908,699	21.0%

TOTAL JAPAN		6,305,647,781	23.0%

NETHERLANDS — (3.0%)
# ASML Holding NV	126,227	75,877,630	0.3%
ASML Holding NV	180,734	108,225,327	0.4%
Koninklijke Ahold Delhaize NV	2,123,122	62,869,437	0.2%
Other Securities		603,847,055	2.2%

TOTAL NETHERLANDS		850,819,449	3.1%

NEW ZEALAND — (0.3%)
Other Securities		83,000,314	0.3%

NORWAY — (0.9%)
Other Securities		242,131,060	0.9%

PORTUGAL — (0.3%)
Other Securities		84,825,003	0.3%

SINGAPORE — (1.0%)
Other Securities		284,992,159	1.0%

40

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.4%)
# Banco Santander SA	16,149,187	$59,395,633	0.2%
Repsol SA	4,909,248	71,881,932	0.3%
Telefonica SA	15,385,994	59,430,500	0.2%
Other Securities		477,791,956	1.7%

TOTAL SPAIN		668,500,021	2.4%

SWEDEN — (2.5%)
Volvo AB, Class B	2,958,974	58,632,631	0.2%
Other Securities		635,154,989	2.3%

TOTAL SWEDEN		693,787,620	2.5%

SWITZERLAND — (7.4%)
ABB Ltd.	1,748,784	58,755,134	0.2%
Nestle SA	2,370,731	255,656,610	0.9%
Novartis AG, Sponsored ADR	1,622,126	151,798,551	0.6%
Roche Holding AG	627,570	161,730,790	0.6%
Zurich Insurance Group AG	125,316	59,524,164	0.2%
Other Securities		1,392,349,108	5.1%

TOTAL SWITZERLAND		2,079,814,357	7.6%

UNITED KINGDOM — (12.2%)
AstraZeneca PLC, Sponsored ADR	1,493,548	94,437,040	0.4%
BP PLC	10,974,429	67,010,003	0.3%
BP PLC, Sponsored ADR	3,571,720	130,653,518	0.5%
Glencore PLC	18,999,963	100,639,456	0.4%
# HSBC Holdings PLC, Sponsored ADR	3,009,227	109,325,217	0.4%
Shell PLC	1,472,115	47,441,592	0.2%
Shell PLC, ADR	4,623,215	301,156,225	1.1%
Other Securities		2,583,687,697	9.3%

TOTAL UNITED KINGDOM		3,434,350,748	12.6%

UNITED STATES — (0.5%)
# CRH PLC	1,705,978	91,389,241	0.3%
Other Securities		43,390,019	0.2%

TOTAL UNITED STATES		134,779,260	0.5%

TOTAL COMMON STOCKS		26,883,488,737	98.2%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Other Securities		123,674,912	0.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		206	0.0%

FINLAND — (0.0%)
Other Security		1,555,295	0.0%

41

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Security		$256,855	0.0%

TOTAL RIGHTS/WARRANTS		1,812,356	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,867,276,334)		27,008,976,005

		Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	87,571,605	1,012,940,757	3.7%

TOTAL INVESTMENTS—(100.0%) (Cost $24,880,218,461)		$28,021,916,762	102.4%

As of October 31, 2023, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	976	12/15/23	$218,737,430	$205,557,800	$(13,179,630)

Total Futures Contracts			$218,737,430	$205,557,800	$(13,179,630)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$89,158,794	$1,680,108,338	$261,902	$1,769,529,034
Austria	659,255	137,925,078	—	138,584,333
Belgium	6,259,001	306,801,110	—	313,060,111
Canada	2,894,290,846	8,447,751	—	2,902,738,597
Cayman Islands	—	37,677	—	37,677
China	11,179,099	949,494	—	12,128,593
Denmark	113,736,863	661,843,902	—	775,580,765
Finland	9,791,083	383,409,406	—	393,200,489
France	28,416,583	2,236,023,869	—	2,264,440,452
Germany	36,034,843	1,717,314,005	—	1,753,348,848
Hong Kong	401,795	546,426,590	141,918	546,970,303
Ireland	—	165,618,167	—	165,618,167
Israel	14,231,944	181,881,233	—	196,113,177
Italy	6,689,605	782,800,814	—	789,490,419
Japan	108,895,333	6,196,752,448	—	6,305,647,781
Netherlands	163,565,570	687,253,879	—	850,819,449
New Zealand	215,172	82,785,142	—	83,000,314
Norway	1,463,717	240,667,343	—	242,131,060
Portugal	303,204	84,521,799	—	84,825,003
Singapore	7,447	284,677,530	307,182	284,992,159
Spain	15,523,988	652,976,033	—	668,500,021
Sweden	244,838	693,542,782	—	693,787,620

42

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$212,078,595	$1,867,735,762	—	$2,079,814,357
United Kingdom	832,415,293	2,601,760,587	$174,868	3,434,350,748
United States	107,106,754	27,672,506	—	134,779,260
Preferred Stocks
Germany	—	123,674,912	—	123,674,912
Rights/Warrants
Australia	—	206	—	206
Finland	—	1,555,295	—	1,555,295
Spain	—	256,855	—	256,855
Securities Lending Collateral	—	1,012,940,757	—	1,012,940,757
Futures Contracts**	(13,179,630)	—	—	(13,179,630)

TOTAL	$4,639,489,992	$23,368,361,270	$885,870^	$28,008,737,132

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

43

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc	1,191,641	$44,650,794
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		8,574,556
Investment in The Continental Small Company Series of The DFA Investment Trust Company		8,290,138
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,096,241
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,760,151
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,265,014
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,179,541

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $69,951,228)		$73,816,435

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$73,816,435	—	—	$73,816,435

TOTAL	$73,816,435	—	—	$73,816,435

See accompanying Notes to Financial Statements.

44

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$3,976,364,881
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,567,386,625
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,230,454,755
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,137,353,537
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,036,712,569

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$9,948,272,367

Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $92,141,919)	92,141,919	92,141,919

TOTAL INVESTMENTS — (100.0%) (Cost $9,995,982,568)		$10,040,414,286

As of October 31, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	431	12/15/23	$92,441,950	$90,773,988	$(1,667,962)

Total Futures Contracts			$92,441,950	$90,773,988	$(1,667,962)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,948,272,367	—	—	$9,948,272,367
Temporary Cash Investments	92,141,919	—	—	92,141,919
Futures Contracts**	(1,667,962)	—	—	(1,667,962)

TOTAL	$10,038,746,324	—	—	$10,038,746,324

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

45

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$248,690,093

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$248,690,093

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

46

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$163,248,753

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$163,248,753

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

47

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$18,698,045

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$18,698,045

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

48

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$657,058,163

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$657,058,163

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

49

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
AUSTRALIA — (19.2%)
Charter Hall Group	4,539,726	$25,149,986	0.7%
Dexus	10,232,914	42,263,842	1.2%
Goodman Group	16,652,086	220,338,662	6.3%
GPT Group	18,275,188	42,175,999	1.2%
Mirvac Group	37,491,944	43,500,151	1.2%
Scentre Group	49,912,659	77,324,241	2.2%
Stockland	22,823,875	51,512,137	1.5%
Vicinity Ltd.	36,942,552	40,013,620	1.1%
Other Securities		140,684,445	4.0%

TOTAL AUSTRALIA		682,963,083	19.4%

BELGIUM — (3.5%)
Aedifica SA	459,057	25,044,103	0.7%
Cofinimmo SA	334,049	20,772,985	0.6%
Warehouses De Pauw CVA	1,615,120	39,962,118	1.1%
Other Securities		39,162,446	1.2%

TOTAL BELGIUM		124,941,652	3.6%

CANADA — (4.8%)
# Canadian Apartment Properties REIT	810,188	23,848,476	0.7%
Other Securities		147,400,328	4.2%

TOTAL CANADA		171,248,804	4.9%

CHINA — (0.1%)
Other Securities		4,364,616	0.1%

FRANCE — (5.7%)
Covivio SA	458,957	19,668,316	0.6%
Gecina SA	415,069	40,755,974	1.2%
Klepierre SA	1,926,549	46,783,891	1.3%
#* Unibail-Rodamco-Westfield	920,694	45,619,640	1.3%
#* Unibail-Rodamco-Westfield, CDI	6,428,164	15,444,278	0.4%
Other Securities		32,866,218	0.9%

TOTAL FRANCE		201,138,317	5.7%

GERMANY — (0.2%)
Other Security		6,105,168	0.2%

HONG KONG — (3.8%)
Link REIT	24,527,821	112,561,593	3.2%
Other Securities		23,083,972	0.7%

TOTAL HONG KONG		135,645,565	3.9%

INDIA — (0.0%)
Other Securities		351,325	0.0%

IRELAND — (0.1%)
Other Security		4,867,291	0.1%

50

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	ITALY — (0.0%)
	Other Security		$1,318,360	0.0%

	JAPAN — (25.7%)
	Advance Residence Investment Corp.	12,919	28,088,528	0.8%
#	Daiwa House REIT Investment Corp.	21,472	38,000,017	1.1%
	GLP J-Reit	45,767	40,991,534	1.2%
	Invincible Investment Corp.	59,700	22,960,640	0.6%
	Japan Hotel REIT Investment Corp.	43,288	19,680,167	0.6%
	Japan Metropolitan Fund Invest	69,267	44,701,234	1.3%
	Japan Prime Realty Investment Corp.	8,443	19,775,995	0.6%
#	Japan Real Estate Investment Corp.	12,424	46,146,730	1.3%
	Nippon Accommodations Fund, Inc.	4,991	20,107,729	0.6%
	Nippon Building Fund, Inc.	15,036	60,413,649	1.7%
	Nippon Prologis REIT, Inc.	22,394	39,847,331	1.1%
	Nomura Real Estate Master Fund, Inc.	41,738	46,056,135	1.3%
#	Orix JREIT, Inc.	26,195	30,104,919	0.9%
#	Sekisui House Reit, Inc.	41,463	21,837,547	0.6%
	United Urban Investment Corp.	28,635	28,868,908	0.8%
	Other Securities		402,819,128	11.4%

	TOTAL JAPAN		910,400,191	25.9%

	MALAYSIA — (0.6%)
	Other Securities		19,768,695	0.6%

	MEXICO — (3.0%)
Ω	FIBRA Macquarie Mexico	12,529,336	19,278,040	0.5%
	Fibra Uno Administracion SA de CV	30,033,624	45,660,970	1.3%
	Other Securities		40,145,403	1.2%

	TOTAL MEXICO		105,084,413	3.0%

	NETHERLANDS — (0.7%)
	Other Securities		24,219,976	0.7%

	NEW ZEALAND — (1.4%)
	Other Securities		50,613,739	1.4%

	PHILIPPINES — (0.0%)
	Other Security		16,177	0.0%

	SAUDI ARABIA — (0.0%)
	Other Securities		719,557	0.0%

	SINGAPORE — (11.2%)
	CapitaLand Ascendas REIT	34,533,080	65,614,365	1.9%
	CapitaLand Integrated Commercial Trust	52,886,611	67,970,893	1.9%
	Frasers Logistics & Commercial Trust	29,728,732	22,582,155	0.6%
	Mapletree Industrial Trust	20,652,558	32,463,788	0.9%
	Mapletree Logistics Trust	33,855,047	36,355,199	1.0%
#	Mapletree Pan Asia Commercial Trust	23,384,506	22,727,523	0.7%
	Other Securities		151,376,548	4.4%

	TOTAL SINGAPORE		399,090,471	11.4%

51

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.7%)
Other Securities		$58,553,339	1.7%

SOUTH KOREA — (0.3%)
Other Securities		10,307,940	0.3%

SPAIN — (1.3%)
Merlin Properties Socimi SA	3,223,898	26,880,164	0.8%
Other Securities		20,089,576	0.5%

TOTAL SPAIN		46,969,740	1.3%

TAIWAN — (0.4%)
Other Securities		13,567,649	0.4%

THAILAND — (0.0%)
Other Securities		290,901	0.0%

TURKEY — (0.5%)
Other Securities		15,671,016	0.4%

UNITED KINGDOM — (13.2%)
Big Yellow Group PLC	1,804,080	20,981,600	0.6%
British Land Co. PLC	8,612,052	31,221,063	0.9%
Derwent London PLC	968,337	21,520,303	0.6%
Land Securities Group PLC	6,916,338	47,941,990	1.4%
LondonMetric Property PLC	10,298,484	20,752,958	0.6%
Segro PLC	11,639,873	101,175,392	2.9%
# Shaftesbury Capital PLC	15,223,250	19,298,426	0.6%
Tritax Big Box REIT PLC	19,322,752	32,170,791	0.9%
UNITE Group PLC	3,552,659	37,596,067	1.1%
Other Securities		135,365,555	3.7%

TOTAL UNITED KINGDOM		468,024,145	13.3%

TOTAL COMMON STOCKS (Cost $4,290,932,722)		3,456,242,130	98.3%

		Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	8,122,173	93,949,172	2.7%

TOTAL INVESTMENTS—(100.0%) (Cost $4,384,882,641)		$3,550,191,302	101.0%

As of October 31, 2023, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	128	12/15/23	$27,954,649	$26,958,400	$(996,249)

Total Futures Contracts			$27,954,649	$26,958,400	$(996,249)

52

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,878,032	$680,085,051	—	$682,963,083
Belgium	—	124,941,652	—	124,941,652
Canada	171,248,804	—	—	171,248,804
China	—	4,364,616	—	4,364,616
France	—	201,138,317	—	201,138,317
Germany	—	6,105,168	—	6,105,168
Hong Kong	—	135,645,565	—	135,645,565
India	—	351,325	—	351,325
Ireland	—	4,867,291	—	4,867,291
Italy	—	1,318,360	—	1,318,360
Japan	—	910,400,191	—	910,400,191
Malaysia	—	19,768,695	—	19,768,695
Mexico	105,084,413	—	—	105,084,413
Netherlands	—	24,219,976	—	24,219,976
New Zealand	—	50,613,739	—	50,613,739
Philippines	—	16,177	—	16,177
Saudi Arabia	—	719,557	—	719,557
Singapore	—	399,090,471	—	399,090,471
South Africa	—	58,553,339	—	58,553,339
South Korea	—	10,307,940	—	10,307,940
Spain	—	46,969,740	—	46,969,740
Taiwan	—	13,567,649	—	13,567,649
Thailand	—	290,901	—	290,901
Turkey	—	15,671,016	—	15,671,016
United Kingdom	—	468,024,145	—	468,024,145
Securities Lending Collateral	—	93,949,172	—	93,949,172
Futures Contracts**	(996,249)	—	—	(996,249)

TOTAL	$278,215,000	$3,270,980,053	—	$3,549,195,053

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

53

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»†	Percentage of Net Assets‡
COMMON STOCKS — (65.7%)
UNITED STATES — (65.7%)
	Agree Realty Corp.	404,393	$22,621,744	0.3%
#	Alexandria Real Estate Equities, Inc.	742,599	69,158,245	1.0%
	American Homes 4 Rent, Class A	1,476,256	48,332,621	0.7%
	American Tower Corp.	2,050,133	365,313,199	5.5%
	Americold Realty Trust, Inc.	1,163,880	30,516,934	0.5%
	Apartment Income REIT Corp.	736,288	21,506,972	0.3%
#	AvalonBay Communities, Inc.	631,701	104,698,124	1.6%
#	Boston Properties, Inc.	675,717	36,198,160	0.5%
	Brixmor Property Group, Inc.	1,383,499	28,762,944	0.4%
	Camden Property Trust	483,176	41,011,979	0.6%
	Crown Castle, Inc.	1,930,586	179,505,886	2.7%
	CubeSmart	1,019,361	34,750,017	0.5%
#	Digital Realty Trust, Inc.	1,309,024	162,790,225	2.4%
	EastGroup Properties, Inc.	196,141	32,020,018	0.5%
	Equinix, Inc.	412,526	300,995,471	4.5%
	Equity LifeStyle Properties, Inc.	795,076	52,316,001	0.8%
	Equity Residential	1,609,516	89,054,520	1.3%
	Essex Property Trust, Inc.	289,109	61,846,197	0.9%
	Extra Space Storage, Inc.	941,132	97,491,886	1.5%
	Federal Realty Investment Trust	350,832	31,992,370	0.5%
	First Industrial Realty Trust, Inc.	591,434	25,017,658	0.4%
#	Gaming & Leisure Properties, Inc.	1,192,243	54,115,910	0.8%
	Healthcare Realty Trust, Inc., Class A	1,825,534	26,196,413	0.4%
	Healthpeak Properties, Inc.	2,496,282	38,817,185	0.6%
#	Host Hotels & Resorts, Inc.	3,226,659	49,948,681	0.8%
	Invitation Homes, Inc.	2,774,819	82,384,376	1.2%
#	Iron Mountain, Inc.	1,322,958	78,147,129	1.2%
	Kimco Realty Corp.	2,824,542	50,672,284	0.8%
	Kite Realty Group Trust	1,036,243	22,092,701	0.3%
#	Lamar Advertising Co., Class A	400,969	32,987,720	0.5%
	Mid-America Apartment Communities, Inc.	528,827	62,480,910	0.9%
	NNN REIT, Inc.	849,095	30,847,621	0.5%
#	Omega Healthcare Investors, Inc.	1,120,816	37,099,010	0.6%
	Prologis, Inc.	4,099,876	413,062,507	6.2%
#	Public Storage	704,072	168,069,027	2.5%
#	Realty Income Corp.	2,801,008	132,711,759	2.0%
	Regency Centers Corp.	735,985	44,350,456	0.7%
	Rexford Industrial Realty, Inc.	928,036	40,128,277	0.6%
	Ryman Hospitality Properties, Inc.	245,283	20,996,225	0.3%
	SBA Communications Corp.	484,466	101,074,142	1.5%
	Simon Property Group, Inc.	1,462,643	160,729,839	2.4%
	Spirit Realty Capital, Inc.	628,364	22,614,820	0.3%
#	STAG Industrial, Inc.	774,692	25,735,268	0.4%
#	Sun Communities, Inc.	560,595	62,360,588	0.9%
	UDR, Inc.	1,474,492	46,903,591	0.7%
#	Ventas, Inc.	1,821,522	77,341,824	1.2%
	VICI Properties, Inc.	4,492,485	125,340,332	1.9%
#	Welltower, Inc.	2,217,008	185,364,039	2.8%
	WP Carey, Inc.	964,683	51,755,243	0.8%

54

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»†	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$524,024,505	7.9%

TOTAL UNITED STATES		4,604,253,553	69.1%

TOTAL COMMON STOCKS		4,604,253,553	69.1%

		Value†
AFFILIATED INVESTMENT COMPANY — (29.4%)
DFA International Real Estate Securities Portfolio
Portfolio of DFA Investment Dimensions Group, Inc.	631,843,335	2,059,809,271	30.9%

TOTAL INVESTMENT SECURITIES (Cost $7,675,520,500)		6,664,062,824

SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	29,389,659	339,950,185	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $8,015,475,132)		$7,004,013,009	105.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security

Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$4,604,253,553	—	—	$4,604,253,553
Affiliated Investment Company	2,059,809,271	—	—	2,059,809,271
Securities Lending Collateral	—	$339,950,185	—	339,950,185

TOTAL	$6,664,062,824	$339,950,185	—	$7,004,013,009

See accompanying Notes to Financial Statements.

55

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
AUSTRALIA — (5.3%)
Other Securities		$528,978,799	5.3%

AUSTRIA — (0.7%)
Other Securities		67,444,620	0.7%

BELGIUM — (1.6%)
Ackermans & van Haaren NV	287,147	42,627,821	0.4%
Bekaert SA	848,770	34,367,043	0.3%
Euronav NV	2,281,463	40,839,079	0.4%
Other Securities		46,850,091	0.5%

TOTAL BELGIUM		164,684,034	1.6%

CANADA — (12.6%)
Alamos Gold, Inc., Class A	7,302,034	90,409,897	0.9%
B2Gold Corp.	11,656,607	37,650,841	0.4%
Canadian Western Bank	1,891,896	37,490,032	0.4%
* Celestica, Inc.	2,231,390	52,085,880	0.5%
Crescent Point Energy Corp.	6,229,675	49,954,199	0.5%
Crescent Point Energy Corp.	4,550,385	36,448,584	0.4%
Linamar Corp.	955,481	41,312,883	0.4%
* MEG Energy Corp.	4,542,554	89,753,726	0.9%
Whitecap Resources, Inc.	4,648,893	35,903,834	0.4%
Other Securities		790,529,848	7.8%

TOTAL CANADA		1,261,539,724	12.6%

CHINA — (0.1%)
Other Securities		13,440,730	0.1%

DENMARK — (3.4%)
* Jyske Bank AS	1,133,155	79,858,377	0.8%
Sydbank AS	1,473,428	64,005,208	0.6%
Other Securities		195,578,858	2.0%

TOTAL DENMARK		339,442,443	3.4%

FINLAND — (1.9%)
Cargotec OYJ, Class B	918,303	36,247,372	0.4%
Kemira OYJ	2,760,746	44,699,387	0.5%
Other Securities		112,855,092	1.0%

TOTAL FINLAND		193,801,851	1.9%

FRANCE — (4.3%)
Elis SA	3,248,331	53,272,553	0.5%
Rexel SA	2,846,567	58,134,796	0.6%
SCOR SE	1,724,760	51,491,755	0.5%
Other Securities		264,510,988	2.7%

TOTAL FRANCE		427,410,092	4.3%

GERMANY — (4.6%)
Aurubis AG	564,550	46,539,757	0.5%
K+S AG	3,039,972	51,105,609	0.5%

56

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (Continued)
	thyssenkrupp AG	6,122,697	$42,673,097	0.4%
	Other Securities		325,374,341	3.2%

	TOTAL GERMANY		465,692,804	4.6%

	HONG KONG — (2.1%)
	Other Securities		206,655,632	2.1%

	IRELAND — (0.4%)
	Bank of Ireland Group PLC	3,823,592	34,265,949	0.4%
	Other Securities		4,717,098	0.0%

	TOTAL IRELAND		38,983,047	0.4%

	ISRAEL — (0.7%)
	Other Securities		72,171,940	0.7%

	ITALY — (5.8%)
	Banca Popolare di Sondrio SPA	8,551,198	46,657,299	0.5%
	Banco BPM SpA	23,187,886	118,637,041	1.2%
	BPER Banca	10,234,210	33,303,637	0.3%
	Buzzi SpA	1,660,638	43,972,318	0.5%
	Leonardo SpA	5,845,169	88,335,026	0.9%
	Unipol Gruppo SpA	7,515,431	40,715,459	0.4%
	Other Securities		206,821,327	2.0%

	TOTAL ITALY		578,442,107	5.8%

	JAPAN — (27.6%)
	Other Securities.		2,766,240,583	27.5%

	NETHERLANDS — (2.2%)
	ASR Nederland NV	1,574,912	58,773,298	0.6%
	SBM Offshore NV	4,229,740	52,679,129	0.5%
Ω	Signify NV	1,506,679	39,057,380	0.4%
	Other Securities		72,604,787	0.7%

	TOTAL NETHERLANDS		223,114,594	2.2%

	NEW ZEALAND — (0.2%)
	Other Securities		18,131,892	0.2%

	NORWAY — (1.1%)
	Other Securities		111,816,153	1.1%

	PORTUGAL — (0.4%)
*	Banco Comercial Portugues SA, Class R	106,844,352	32,792,214	0.3%
	Other Security		10,064,586	0.1%

	TOTAL PORTUGAL		42,856,800	0.4%

	SINGAPORE — (0.7%)
	Other Securities		74,172,444	0.7%

	SPAIN — (3.2%)
	Banco de Sabadell SA	96,841,677	120,412,336	1.2%
	Bankinter SA	8,945,087	56,563,883	0.6%

57

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
# Mapfre SA	15,911,485	$33,075,531	0.3%
Other Securities		109,148,677	1.1%

TOTAL SPAIN		319,200,427	3.2%

SWEDEN — (2.2%)
Other Securities		217,495,010	2.2%

SWITZERLAND — (6.6%)
Adecco Group AG	1,620,498	61,325,391	0.6%
Baloise Holding AG	350,114	50,271,415	0.5%
Helvetia Holding AG	623,560	83,827,527	0.8%
Mobimo Holding AG	130,513	36,049,332	0.4%
Siegfried Holding AG	62,993	49,954,613	0.5%
Swiss Prime Site AG	675,650	62,800,253	0.6%
Other Securities		321,721,985	3.2%

TOTAL SWITZERLAND		665,950,516	6.6%

UNITED KINGDOM — (10.4%)
Balfour Beatty PLC	8,646,576	32,587,843	0.3%
Bank of Georgia Group PLC	852,614	34,519,963	0.4%
Bellway PLC	2,001,620	50,938,632	0.5%
Grafton Group PLC	5,241,423	49,339,311	0.5%
* Marks & Spencer Group PLC	21,286,231	56,208,036	0.6%
Paragon Banking Group PLC	6,514,726	35,140,622	0.4%
Redrow PLC	6,470,883	38,346,474	0.4%
Vistry Group PLC	5,318,288	45,840,001	0.5%
Other Securities		703,510,820	6.8%

TOTAL UNITED KINGDOM		1,046,431,702	10.4%

UNITED STATES — (0.1%)
Other Securities		5,237,651	0.1%

TOTAL COMMON STOCKS		9,849,335,595	98.1%

PREFERRED STOCKS — (0.1%)

GERMANY — (0.1%)
Other Securities		9,924,598	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,132,541,727)		9,859,260,193

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	14,372,669	166,248,664	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $9,298,790,624)		$10,025,508,857	99.8%

58

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of October 31, 2023, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	443	12/15/23	$95,489,655	$93,301,338	$(2,188,317)

Total Futures Contracts			$95,489,655	$93,301,338	$(2,188,317)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$528,852,024	$126,775	$528,978,799
Austria	$28,299	67,416,321	—	67,444,620
Belgium	691,004	163,993,030	—	164,684,034
Canada	1,261,291,414	248,310	—	1,261,539,724
China	12,469,381	971,349	—	13,440,730
Denmark	—	339,442,443	—	339,442,443
Finland	—	193,801,851	—	193,801,851
France	—	427,410,092	—	427,410,092
Germany	—	465,692,804	—	465,692,804
Hong Kong	—	206,490,631	165,001	206,655,632
Ireland	—	38,983,047	—	38,983,047
Israel	1,644,882	70,527,058	—	72,171,940
Italy	—	578,442,107	—	578,442,107
Japan	3,091,187	2,763,149,396	—	2,766,240,583
Netherlands	—	223,114,594	—	223,114,594
New Zealand	—	18,131,892	—	18,131,892
Norway	386,165	111,429,988	—	111,816,153
Portugal	—	42,856,800	—	42,856,800
Singapore	—	74,172,444	—	74,172,444
Spain	—	319,200,427	—	319,200,427
Sweden	552,874	216,942,136	—	217,495,010
Switzerland	—	665,950,516	—	665,950,516
United Kingdom	—	1,046,431,702	—	1,046,431,702
United States	—	5,237,651	—	5,237,651
Preferred Stocks
Germany	—	9,924,598	—	9,924,598
Securities Lending Collateral	—	166,248,664	—	166,248,664
Futures Contracts**	(2,188,317)	—	—	(2,188,317)

TOTAL	$1,277,966,889	$8,745,061,875	$291,776^	$10,023,320,540

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

59

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.7%)
AUSTRALIA — (6.1%)
Santos Ltd.	1,425,355	$6,954,958	0.2%
Other Securities		181,066,448	6.0%

TOTAL AUSTRALIA		188,021,406	6.2%

AUSTRIA — (0.6%)
Other Securities		18,249,253	0.6%

BELGIUM — (1.4%)
KBC Group NV	102,841	5,659,839	0.2%
Solvay SA	74,197	7,843,780	0.3%
Other Securities		29,567,408	0.9%

TOTAL BELGIUM		43,071,027	1.4%

CANADA — (10.2%)
ARC Resources Ltd.	411,447	6,619,345	0.2%
# Bank of Montreal	71,895	5,431,667	0.2%
Fairfax Financial Holdings Ltd.	7,672	6,384,509	0.2%
Suncor Energy, Inc.	187,507	6,075,227	0.2%
Teck Resources Ltd., Class B	304,989	10,778,311	0.4%
Whitecap Resources, Inc.	685,734	5,295,989	0.2%
Other Securities		275,374,353	9.0%

TOTAL CANADA		315,959,401	10.4%

CHINA — (0.0%)
Other Securities		1,261,274	0.0%

DENMARK — (2.6%)
Novo Nordisk AS, Class B	95,182	9,182,798	0.3%
Pandora AS	48,744	5,528,569	0.2%
Other Securities		65,548,507	2.2%

TOTAL DENMARK		80,259,874	2.7%

FINLAND — (1.5%)
Other Securities		47,080,906	1.6%

FRANCE — (7.6%)
BNP Paribas SA	106,510	6,124,751	0.2%
Bouygues SA	195,376	6,873,134	0.2%
Carrefour SA	386,622	6,778,048	0.2%
Cie de Saint-Gobain SA	139,932	7,617,081	0.3%
Cie Generale des Etablissements Michelin SCA	286,751	8,518,928	0.3%
Orange SA	1,286,762	15,134,948	0.5%
TotalEnergies SE	402,956	26,940,628	0.9%
Other Securities		159,050,329	5.2%

TOTAL FRANCE		237,037,847	7.8%

GERMANY — (5.9%)
Deutsche Telekom AG	252,721	5,484,972	0.2%
Heidelberg Materials AG	74,417	5,402,178	0.2%
Mercedes-Benz Group AG	136,636	8,038,877	0.3%

60

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$165,690,750	5.4%

TOTAL GERMANY		184,616,777	6.1%

HONG KONG — (1.8%)
Other Securities		57,047,217	1.9%

IRELAND — (0.6%)
Bank of Ireland Group PLC	648,419	5,810,945	0.2%
Other Securities		13,075,973	0.4%

TOTAL IRELAND		18,886,918	0.6%

ISRAEL — (0.7%)
Other Securities		21,475,456	0.7%

ITALY — (2.9%)
Banco BPM SpA	1,560,523	7,984,162	0.3%
UniCredit SpA	284,351	7,128,562	0.2%
Other Securities		74,188,938	2.5%

TOTAL ITALY		89,301,662	3.0%

JAPAN — (23.5%)
ENEOS Holdings, Inc.	1,492,170	5,529,111	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	9,370,677	0.3%
Toyota Motor Corp.	430,090	7,523,882	0.3%
Other Securities		708,842,528	23.3%

TOTAL JAPAN		731,266,198	24.1%

NETHERLANDS — (3.1%)
Aegon Ltd.	1,301,517	6,329,625	0.2%
ASR Nederland NV	149,446	5,577,095	0.2%
Koninklijke Ahold Delhaize NV	320,272	9,483,826	0.3%
Other Securities		75,458,349	2.5%

TOTAL NETHERLANDS		96,848,895	3.2%

NEW ZEALAND — (0.3%)
Other Securities		9,741,002	0.3%

NORWAY — (1.0%)
Other Securities		30,305,247	1.0%

PORTUGAL — (0.4%)
Other Securities		11,646,792	0.4%

SINGAPORE — (1.0%)
Other Securities		31,129,326	1.0%

SPAIN — (2.4%)
# Banco Bilbao Vizcaya Argentaria SA	799,462	6,289,551	0.2%
Banco de Sabadell SA	4,529,703	5,632,204	0.2%
Repsol SA	825,552	12,087,854	0.4%
Other Securities		50,281,741	1.7%

TOTAL SPAIN		74,291,350	2.5%

61

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.4%)
Other Securities		$73,808,431	2.4%

SWITZERLAND — (7.6%)
Adecco Group AG	140,796	5,328,220	0.2%
Holcim AG	86,588	5,353,542	0.2%
Julius Baer Group Ltd.	127,245	7,540,754	0.3%
Nestle SA	110,413	11,906,797	0.4%
Novartis AG, Sponsored ADR	111,168	10,403,101	0.4%
Swiss Life Holding AG	9,631	6,185,804	0.2%
Swiss Prime Site AG	56,955	5,293,848	0.2%
Swiss Re AG	66,165	7,229,372	0.2%
Swisscom AG	14,984	8,978,245	0.3%
Zurich Insurance Group AG	14,535	6,904,016	0.2%
Other Securities		160,613,373	5.2%

TOTAL SWITZERLAND		235,737,072	7.8%

UNITED KINGDOM — (11.7%)
3i Group PLC	228,043	5,376,701	0.2%
BP PLC	1,487,940	9,085,381	0.3%
Centrica PLC	3,085,043	5,905,686	0.2%
# HSBC Holdings PLC, Sponsored ADR	320,826	11,655,609	0.4%
# Shell PLC, ADR	408,572	26,614,380	0.9%
Vodafone Group PLC	6,192,920	5,700,816	0.2%
Other Securities		300,453,870	9.8%

TOTAL UNITED KINGDOM		364,792,443	12.0%

UNITED STATES — (0.4%)
# CRH PLC	97,737	5,235,771	0.2%
Other Securities		6,272,537	0.2%

TOTAL UNITED STATES		11,508,308	0.4%

TOTAL COMMON STOCKS		2,973,344,082	98.1%

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
Other Securities		10,777,032	0.3%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		45,123	0.0%

FINLAND — (0.0%)
Other Security		70,751	0.0%

SPAIN — (0.0%)
Other Security		39,533	0.0%

TOTAL RIGHTS/WARRANTS		155,407	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,577,515,830)		2,984,276,521

62

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	10,683,782	$123,579,302	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,701,095,658)		$3,107,855,823	102.5%

As of October 31, 2023, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	115	12/15/23	$24,536,246	$24,220,437	$(315,809)

Total Futures Contracts			$24,536,246	$24,220,437	$(315,809)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,266,518	$183,713,315	$41,573	$188,021,406
Austria	70,438	18,178,815	—	18,249,253
Belgium	1,640,655	41,430,372	—	43,071,027
Canada	315,044,005	915,396	—	315,959,401
China	1,035,549	225,725	—	1,261,274
Denmark	—	80,259,874	—	80,259,874
Finland	198,596	46,882,310	—	47,080,906
France	380,347	236,657,500	—	237,037,847
Germany	5,178,654	179,438,123	—	184,616,777
Hong Kong	—	57,010,455	36,762	57,047,217
Ireland	—	18,886,918	—	18,886,918
Israel	1,486,415	19,989,041	—	21,475,456
Italy	2,672,700	86,628,962	—	89,301,662
Japan	10,458,109	720,808,089	—	731,266,198
Netherlands	9,645,366	87,203,529	—	96,848,895
New Zealand	9,480	9,731,522	—	9,741,002
Norway	240,656	30,064,591	—	30,305,247
Portugal	—	11,646,792	—	11,646,792
Singapore	—	31,031,070	98,256	31,129,326
Spain	2,085,956	72,205,394	—	74,291,350
Sweden	43,582	73,764,849	—	73,808,431
Switzerland	21,789,672	213,947,400	—	235,737,072
United Kingdom	61,353,507	303,263,969	174,967	364,792,443
United States	8,843,931	2,664,377	—	11,508,308
Preferred Stocks
Germany	—	10,777,032	—	10,777,032
Rights/Warrants
Canada	—	45,123	—	45,123
Finland	—	70,751	—	70,751
Spain	—	39,533	—	39,533

63

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$123,579,302	—		$123,579,302
Futures Contracts**	$(315,809)	—	—		(315,809)

TOTAL	$446,128,327	$2,661,060,129	$351,558	^	$3,107,540,014

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

64

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.8%)
BHP Group Ltd., Class DI	172,250	$4,875,962	0.3%
BHP Group Ltd., Class DI	242,244	6,888,152	0.5%
# BHP Group Ltd., Sponsored ADR	439,796	25,094,760	1.7%
Rio Tinto Ltd.	99,892	7,461,740	0.5%
Wesfarmers Ltd.	227,826	7,330,032	0.5%
Other Securities		52,049,439	3.5%

TOTAL AUSTRALIA		103,700,085	7.0%

AUSTRIA — (0.2%)
Other Securities		2,856,642	0.2%

BELGIUM — (0.4%)
Other Securities		6,569,524	0.4%

CANADA — (10.2%)
Alimentation Couche-Tard, Inc.	171,094	9,313,781	0.6%
Canadian National Railway Co.	66,754	7,063,144	0.5%
# Canadian Natural Resources Ltd.	267,321	16,982,903	1.2%
Constellation Software, Inc.	4,241	8,501,909	0.6%
Suncor Energy, Inc.	311,402	10,089,425	0.7%
Other Securities		103,793,642	7.0%

TOTAL CANADA		155,744,804	10.6%

DENMARK — (4.3%)
Novo Nordisk AS, Class B	635,624	61,322,593	4.2%
Other Securities		4,675,169	0.3%

TOTAL DENMARK		65,997,762	4.5%

FINLAND — (0.9%)
Other Securities		14,568,170	1.0%

FRANCE — (10.0%)
Airbus SE	131,359	17,612,108	1.2%
Hermes International SCA	6,104	11,388,996	0.8%
Kering SA	19,489	7,926,206	0.5%
LVMH Moet Hennessy Louis Vuitton SE	69,704	49,903,208	3.4%
Orange SA	727,420	8,555,944	0.6%
TotalEnergies SE	577,019	38,578,044	2.6%
Other Securities		19,009,318	1.3%

TOTAL FRANCE		152,973,824	10.4%

GERMANY — (5.4%)
Bayer AG	221,721	9,580,245	0.6%
Deutsche Post AG	219,519	8,570,788	0.6%
Deutsche Telekom AG	866,133	18,798,260	1.3%
Mercedes-Benz Group AG	155,191	9,130,546	0.6%
Other Securities		37,056,029	2.5%

TOTAL GERMANY		83,135,868	5.6%

65

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.8%)
Hong Kong Exchanges & Clearing Ltd.	247,037	$8,642,007	0.6%
Other Securities		19,302,594	1.3%

TOTAL HONG KONG		27,944,601	1.9%

IRELAND — (0.3%)
Other Securities		5,260,891	0.4%

ISRAEL — (0.4%)
Other Securities		6,583,165	0.4%

ITALY — (2.3%)
Eni SpA	673,128	11,004,071	0.7%
Stellantis NV	502,557	9,388,942	0.6%
Other Securities		14,280,741	1.0%

TOTAL ITALY		34,673,754	2.3%

JAPAN — (20.0%)
Fast Retailing Co. Ltd.	32,300	7,151,104	0.5%
Hitachi Ltd.	251,700	15,954,402	1.1%
KDDI Corp.	445,500	13,327,010	0.9%
Nintendo Co. Ltd.	220,400	9,105,698	0.6%
Recruit Holdings Co. Ltd.	267,200	7,661,345	0.5%
Shin-Etsu Chemical Co. Ltd.	348,500	10,421,323	0.7%
SoftBank Corp.	652,400	7,376,594	0.5%
Sony Group Corp.	328,700	27,327,738	1.9%
Tokyo Electron Ltd.	80,300	10,610,654	0.7%
Other Securities		197,402,332	13.4%

TOTAL JAPAN		306,338,200	20.8%

NETHERLANDS — (3.7%)
ASML Holding NV	25,123	15,101,949	1.1%
ASML Holding NV	64,482	38,612,467	2.6%
Other Securities		3,080,618	0.2%

TOTAL NETHERLANDS		56,795,034	3.9%

NEW ZEALAND — (0.3%)
Other Securities		4,642,862	0.3%

NORWAY — (0.7%)
# Equinor ASA	260,740	8,740,838	0.6%
Other Securities		2,603,673	0.2%

TOTAL NORWAY		11,344,511	0.8%

PORTUGAL — (0.2%)
Other Securities		2,498,201	0.2%

SINGAPORE — (1.1%)
DBS Group Holdings Ltd.	386,358	9,281,600	0.6%
Other Securities		7,341,417	0.5%

TOTAL SINGAPORE		16,623,017	1.1%

66

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.2%)
Repsol SA	533,466	$7,811,088	0.5%
Telefonica SA	2,154,747	8,323,004	0.6%
Other Securities		17,066,692	1.2%

TOTAL SPAIN		33,200,784	2.3%

SWEDEN — (2.4%)
Atlas Copco AB, Class A	569,233	7,371,008	0.5%
Volvo AB, Class B	410,093	8,126,071	0.6%
Other Securities		21,904,027	1.4%

TOTAL SWEDEN		37,401,106	2.5%

SWITZERLAND — (8.0%)
Nestle SA	354,369	38,214,702	2.6%
Partners Group Holding AG	7,501	7,942,536	0.5%
Roche Holding AG	7,170	1,953,904	0.1%
Roche Holding AG	167,805	43,244,953	2.9%
Other Securities		32,081,921	2.3%

TOTAL SWITZERLAND		123,438,016	8.4%

UNITED KINGDOM — (12.7%)
Ashtead Group PLC	224,550	12,878,489	0.9%
BP PLC	165,519	1,010,661	0.1%
BP PLC, Sponsored ADR	690,754	25,267,781	1.7%
Diageo PLC	80,730	3,052,884	0.2%
# Diageo PLC, Sponsored ADR	100,847	15,480,014	1.1%
Glencore PLC	1,426,588	7,556,385	0.5%
GSK PLC	1,144,717	20,406,593	1.4%
Imperial Brands PLC	492,449	10,491,213	0.7%
# RELX PLC, Sponsored ADR	334,644	11,662,343	0.8%
Unilever PLC	48,760	2,309,304	0.2%
Unilever PLC	62,170	2,940,909	0.2%
Unilever PLC, Sponsored ADR	520,618	24,651,262	1.7%
Other Securities		56,990,477	3.7%

TOTAL UNITED KINGDOM		194,698,315	13.2%

UNITED STATES — (0.4%)
Other Securities		5,817,891	0.4%

TOTAL COMMON STOCKS		1,452,807,027	98.6%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		5,510,100	0.4%

TOTAL INVESTMENT SECURITIES (Cost $1,300,906,202)		1,458,317,127

67

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	6,479,594	$74,949,469	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $1,375,856,529)		$1,533,266,596	104.1%

As of October 31, 2023, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	34	12/15/23	$7,264,582	$7,160,825	$(103,757)

Total Futures Contracts			$7,264,582	$7,160,825	$(103,757)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,094,760	$78,605,325	—	$103,700,085
Austria	—	2,856,642	—	2,856,642
Belgium	—	6,569,524	—	6,569,524
Canada	155,744,804	—	—	155,744,804
Denmark	—	65,997,762	—	65,997,762
Finland	81,241	14,486,929	—	14,568,170
France	2,370,674	150,603,150	—	152,973,824
Germany	—	83,135,868	—	83,135,868
Hong Kong	—	27,944,601	—	27,944,601
Ireland	—	5,260,891	—	5,260,891
Israel	351,769	6,231,396	—	6,583,165
Italy	5,502,819	29,170,935	—	34,673,754
Japan	—	306,338,200	—	306,338,200
Netherlands	38,612,467	18,182,567	—	56,795,034
New Zealand	—	4,642,862	—	4,642,862
Norway	—	11,344,511	—	11,344,511
Portugal	—	2,498,201	—	2,498,201
Singapore	—	16,623,017	—	16,623,017
Spain	—	33,200,784	—	33,200,784
Sweden	—	37,401,106	—	37,401,106
Switzerland	—	123,438,016	—	123,438,016
United Kingdom	77,599,990	117,098,325	—	194,698,315
United States	4,511,237	1,306,654	—	5,817,891

68

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$5,510,100	—	$5,510,100
Securities Lending Collateral	—	74,949,469	—	74,949,469
Futures Contracts**	$(103,757)	—	—	(103,757)

TOTAL	$309,766,004	$1,223,396,835	—	$1,533,162,839

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

69

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$145,779,620
Investment in Dimensional Emerging Markets Value Fund		74,441,281
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,097,363	21,069,372

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $215,999,015)		$241,290,273

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$241,290,273	—	—	$241,290,273

TOTAL	$241,290,273	—	—	$241,290,273

See accompanying Notes to Financial Statements.

70

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.5%)
AUSTRALIA — (4.3%)
BHP Group Ltd., Class DI	352,621	$9,981,808	0.3%
# BHP Group Ltd., Sponsored ADR	100,755	5,749,080	0.2%
Commonwealth Bank of Australia	87,813	5,401,891	0.2%
Other Securities		126,429,131	3.7%

TOTAL AUSTRALIA		147,561,910	4.4%

AUSTRIA — (0.3%)
Other Securities		11,382,572	0.3%

BELGIUM — (0.7%)
Other Securities		25,149,207	0.8%

BRAZIL — (1.3%)
Petroleo Brasileiro SA	683,823	5,132,318	0.2%
Vale SA	426,531	5,837,385	0.2%
Other Securities		34,515,838	1.0%

TOTAL BRAZIL		45,485,541	1.4%

CANADA — (7.1%)
Bank of Montreal	69,809	5,274,070	0.2%
# Canadian Natural Resources Ltd.	126,222	8,018,884	0.3%
Royal Bank of Canada	97,598	7,796,128	0.3%
Suncor Energy, Inc.	165,422	5,359,673	0.2%
Other Securities		216,007,302	6.3%

TOTAL CANADA		242,456,057	7.3%

CAYMAN ISLANDS — (0.0%)
Other Securities		31,710	0.0%

CHILE — (0.2%)
Other Securities		5,067,741	0.2%

CHINA — (7.4%)
* Alibaba Group Holding Ltd.	1,328,600	13,678,034	0.4%
Tencent Holdings Ltd.	466,800	17,275,675	0.5%
Other Securities		219,990,072	6.6%

TOTAL CHINA		250,943,781	7.5%

COLOMBIA — (0.0%)
Other Securities		1,172,600	0.0%

CZECH REPUBLIC — (0.1%)
Other Securities		1,383,721	0.0%

DENMARK — (2.0%)
Novo Nordisk AS, Class B	284,320	27,430,115	0.8%
Other Securities		40,445,517	1.2%

TOTAL DENMARK		67,875,632	2.0%

71

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.0%)
Other Securities		$143,822	0.0%

FINLAND — (1.0%)
Other Securities		32,916,445	1.0%

FRANCE — (5.5%)
L’Oreal SA	12,762	5,364,257	0.2%
LVMH Moet Hennessy Louis Vuitton SE	21,810	15,614,441	0.5%
Orange SA	550,622	6,476,439	0.2%
TotalEnergies SE	367,675	24,581,829	0.7%
Other Securities		135,908,305	4.0%

TOTAL FRANCE		187,945,271	5.6%

GERMANY — (4.3%)
Allianz SE	22,625	5,299,736	0.2%
Bayer AG	137,650	5,947,658	0.2%
Deutsche Telekom AG	482,206	10,465,637	0.3%
Mercedes-Benz Group AG	127,944	7,527,489	0.2%
Siemens AG	49,125	6,518,831	0.2%
Other Securities		109,454,005	3.2%

TOTAL GERMANY		145,213,356	4.3%

GREECE — (0.1%)
Other Securities		4,439,319	0.1%

HONG KONG — (1.3%)
AIA Group Ltd.	833,400	7,237,081	0.2%
Other Securities		36,601,244	1.1%

TOTAL HONG KONG		43,838,325	1.3%

HUNGARY — (0.1%)
Other Securities		2,111,066	0.1%

INDIA — (6.1%)
HDFC Bank Ltd.	397,404	7,044,583	0.2%
Reliance Industries Ltd.	235,961	6,491,523	0.2%
Other Securities		192,828,823	5.8%

TOTAL INDIA		206,364,929	6.2%

INDONESIA — (0.6%)
Other Securities		19,783,492	0.6%

IRELAND — (0.4%)
Other Securities		13,292,186	0.4%

ISRAEL — (0.5%)
Other Securities		17,440,765	0.5%

ITALY — (1.9%)
Eni SpA	388,066	6,343,973	0.2%
Stellantis NV	453,110	8,465,157	0.3%

72

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ITALY — (Continued)
Other Securities		$50,166,751	1.5%

TOTAL ITALY		64,975,881	2.0%

JAPAN — (15.2%)
Hitachi Ltd.	99,000	6,275,271	0.2%
Mitsubishi UFJ Financial Group, Inc.	682,400	5,724,754	0.2%
Sony Group Corp.	104,000	8,646,440	0.3%
Toyota Motor Corp.	699,515	12,237,133	0.4%
Other Securities		484,402,569	14.4%

TOTAL JAPAN		517,286,167	15.5%

KUWAIT — (0.1%)
Other Securities		2,884,093	0.1%

MALAYSIA — (0.5%)
Other Securities		17,103,293	0.5%

MEXICO — (0.8%)
Other Securities		25,912,680	0.8%

NETHERLANDS — (2.1%)
ASML Holding NV	20,610	12,341,474	0.4%
Koninklijke Ahold Delhaize NV	172,524	5,108,736	0.2%
Other Securities		52,919,867	1.5%

TOTAL NETHERLANDS		70,370,077	2.1%

NEW ZEALAND — (0.2%)
Other Securities		7,483,882	0.2%

NORWAY — (0.6%)
Other Securities		21,365,687	0.6%

PERU — (0.0%)
Other Securities		259,374	0.0%

PHILIPPINES — (0.2%)
Other Securities		7,250,374	0.2%

POLAND — (0.4%)
Other Securities		11,957,065	0.4%

PORTUGAL — (0.2%)
Other Securities		7,208,715	0.2%

QATAR — (0.3%)
Other Securities		9,087,126	0.3%

SAUDI ARABIA — (1.0%)
Other Securities		33,397,215	1.0%

SINGAPORE — (0.7%)
Other Securities		24,286,205	0.7%

73

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.0%)
Other Securities		$33,970,953	1.0%

SOUTH KOREA — (3.9%)
Samsung Electronics Co. Ltd.	634,262	31,570,314	1.0%
SK Hynix, Inc.	63,451	5,510,218	0.2%
Other Securities		96,059,849	2.8%

TOTAL SOUTH KOREA		133,140,381	4.0%

SPAIN — (1.6%)
# Banco Bilbao Vizcaya Argentaria SA	764,346	6,013,283	0.2%
Repsol SA	395,910	5,796,973	0.2%
Other Securities		43,801,038	1.3%

TOTAL SPAIN		55,611,294	1.7%

SWEDEN — (1.7%)
Other Securities		57,252,527	1.7%

SWITZERLAND — (5.1%)
Nestle SA	181,701	19,594,404	0.6%
Novartis AG	88,289	8,265,577	0.3%
Novartis AG, Sponsored ADR	59,410	5,559,588	0.2%
Roche Holding AG	58,789	15,150,488	0.5%
Zurich Insurance Group AG	10,865	5,160,794	0.2%
Other Securities		120,311,747	3.4%

TOTAL SWITZERLAND		174,042,598	5.2%

TAIWAN — (5.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	19,109,032	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	11,165,838	0.4%
Other Securities		156,457,046	4.6%

TOTAL TAIWAN		186,731,916	5.6%

THAILAND — (0.6%)
Other Securities		20,662,418	0.6%

TURKEY — (0.3%)
Other Securities		11,007,932	0.3%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		18,100,747	0.5%

UNITED KINGDOM — (8.4%)
AstraZeneca PLC, Sponsored ADR	92,295	5,835,813	0.2%
BP PLC, Sponsored ADR	396,055	14,487,692	0.4%
Glencore PLC	1,575,387	8,344,547	0.3%
# HSBC Holdings PLC, Sponsored ADR	230,666	8,380,096	0.3%
# Shell PLC, ADR	433,805	28,258,058	0.9%
Other Securities		220,970,163	6.5%

TOTAL UNITED KINGDOM		286,276,369	8.6%

74

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.4%)
CRH PLC	154,276	$8,264,565	0.2%
Other Securities		5,195,411	0.2%

TOTAL UNITED STATES		13,459,976	0.4%

TOTAL COMMON STOCKS		3,283,084,393	98.2%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Petroleo Brasileiro SA , 10.467%	801,184	5,520,530	0.2%
Other Securities		6,466,952	0.2%

TOTAL BRAZIL		11,987,482	0.4%

CHILE — (0.0%)
Other Security		177,271	0.0%

COLOMBIA — (0.0%)
Other Securities		45,247	0.0%

GERMANY — (0.3%)
Other Securities		9,653,864	0.3%

INDIA — (0.0%)
Other Securities		24,032	0.0%

PHILIPPINES — (0.0%)
Other Security		30,882	0.0%

TOTAL PREFERRED STOCKS		21,918,778	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1,718	0.0%

FINLAND — (0.0%)
Other Security		23,672	0.0%

KUWAIT — (0.0%)
Other Security		410	0.0%

SOUTH KOREA — (0.0%)
Other Securities		5,851	0.0%

SPAIN — (0.0%)
Other Security		27,169	0.0%

TAIWAN — (0.0%)
Other Securities		4,736	0.0%

75

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$1,027	0.0%

TOTAL RIGHTS/WARRANTS		64,583	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,998,790,394)		3,305,067,754

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	8,451,033	97,753,098	2.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,096,544,170)		$3,402,820,852	101.8%

As of October 31, 2023, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	132	12/15/23	$28,991,714	$27,800,850	$(1,190,864)

Total Futures Contracts			$28,991,714	$27,800,850	$(1,190,864)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,648,688	$140,898,881	$14,341	$147,561,910
Austria	45,552	11,337,020	—	11,382,572
Belgium	483,165	24,666,042	—	25,149,207
Brazil	45,062,532	423,009	—	45,485,541
Canada	241,811,421	644,636	—	242,456,057
Cayman Islands	—	31,710	—	31,710
Chile	636,796	4,430,945	—	5,067,741
China	15,930,153	234,306,976	706,652	250,943,781
Colombia	1,139,640	32,960	—	1,172,600
Czech Republic	—	1,383,721	—	1,383,721
Denmark	—	67,875,632	—	67,875,632
Egypt	67,033	76,789	—	143,822
Finland	536,914	32,379,531	—	32,916,445
France	1,002,867	186,942,404	—	187,945,271
Germany	1,020,046	144,193,310	—	145,213,356
Greece	52,572	4,386,747	—	4,439,319
Hong Kong	26,004	43,787,374	24,947	43,838,325
Hungary	—	2,111,066	—	2,111,066
India	4,057,570	202,180,335	127,024	206,364,929
Indonesia	139,564	19,590,792	53,136	19,783,492
Ireland	—	13,292,186	—	13,292,186
Israel	1,267,742	16,173,023	—	17,440,765

76

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Italy	$96,007	$64,879,874	—		$64,975,881
Japan	1,671,544	515,614,623	—		517,286,167
Kuwait	2,332,510	551,583	—		2,884,093
Malaysia	—	17,103,293	—		17,103,293
Mexico	25,858,151	54,529	—		25,912,680
Netherlands	14,326,625	56,043,452	—		70,370,077
New Zealand	—	7,483,882	—		7,483,882
Norway	147,378	21,218,309	—		21,365,687
Peru	259,374	—	—		259,374
Philippines	18,307	7,200,212	$31,855		7,250,374
Poland	—	11,957,065	—		11,957,065
Portugal	—	7,208,715	—		7,208,715
Qatar	—	9,087,126	—		9,087,126
Saudi Arabia	32,354	33,364,861	—		33,397,215
Singapore	—	24,261,765	24,440		24,286,205
South Africa	1,923,236	32,047,717	—		33,970,953
South Korea	716,760	132,261,303	162,318		133,140,381
Spain	750,037	54,861,257	—		55,611,294
Sweden	16,206	57,236,321	—		57,252,527
Switzerland	14,229,994	159,812,604	—		174,042,598
Taiwan	11,325,428	175,402,310	4,178		186,731,916
Thailand	19,342,793	1,319,625	—		20,662,418
Turkey	—	11,007,932	—		11,007,932
United Arab Emirates	—	18,100,747	—		18,100,747
United Kingdom	80,955,985	205,254,804	65,580		286,276,369
United States	9,906,991	3,552,985	—		13,459,976
Preferred Stocks
Brazil	11,959,448	28,034	—		11,987,482
Chile	—	177,271	—		177,271
Colombia	45,247	—	—		45,247
Germany	—	9,653,864	—		9,653,864
India	—	24,032	—		24,032
Philippines	—	30,882	—		30,882
Rights/Warrants
Brazil	—	1,718	—		1,718
Finland	—	23,672	—		23,672
Kuwait	—	410	—		410
South Korea	—	5,851	—		5,851
Spain	—	27,169	—		27,169
Taiwan	—	4,736	—		4,736
Thailand	—	1,027	—		1,027
Securities Lending Collateral	—	97,753,098	—		97,753,098
Futures Contracts**	(1,190,864)	—	—		(1,190,864)

TOTAL	$514,651,770	$2,885,763,747	$1,214,471	^	$3,401,629,988

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

77

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
AUSTRALIA — (4.8%)
Other Securities		$31,227,061	4.9%

AUSTRIA — (0.5%)
Other Securities		3,460,971	0.5%

BELGIUM — (1.1%)
Ageas SA	52,470	2,015,521	0.3%
Other Securities		4,803,318	0.8%

TOTAL BELGIUM		6,818,839	1.1%

BRAZIL — (1.2%)
Other Securities		7,564,209	1.2%

CANADA — (7.8%)
Alamos Gold, Inc., Class A	106,245	1,315,469	0.2%
AltaGas Ltd.	73,260	1,360,864	0.2%
# ARC Resources Ltd.	157,602	2,535,496	0.4%
iA Financial Corp., Inc.	29,944	1,742,334	0.3%
* MEG Energy Corp.	78,509	1,551,214	0.3%
West Fraser Timber Co. Ltd.	19,494	1,315,625	0.2%
Whitecap Resources, Inc.	162,842	1,257,641	0.2%
Other Securities		39,392,259	6.1%

TOTAL CANADA		50,470,902	7.9%

CHILE — (0.1%)
Other Securities		725,807	0.1%

CHINA — (6.2%)
Lenovo Group Ltd.	1,174,000	1,366,220	0.2%
Other Securities		38,507,090	6.1%

TOTAL CHINA		39,873,310	6.3%

COLOMBIA — (0.0%)
Other Securities		128,822	0.0%

DENMARK — (2.0%)
* Jyske Bank AS	18,173	1,280,731	0.2%
Other Securities		11,272,221	1.8%

TOTAL DENMARK		12,552,952	2.0%

FINLAND — (1.7%)
Stora Enso OYJ, Class R	124,293	1,493,802	0.2%
Wartsila OYJ Abp	106,918	1,275,910	0.2%
Other Securities		8,050,525	1.3%

TOTAL FINLAND		10,820,237	1.7%

FRANCE — (3.9%)
Arkema SA	14,561	1,364,406	0.2%
Bouygues SA	51,932	1,826,916	0.3%
Eiffage SA	20,030	1,817,734	0.3%

78

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Renault SA	55,113	$1,933,596	0.3%
Vivendi SE	175,700	1,575,589	0.3%
Other Securities		16,711,494	2.6%

TOTAL FRANCE		25,229,735	4.0%

GERMANY — (5.0%)
Brenntag SE	22,859	1,699,832	0.3%
Commerzbank AG	222,735	2,402,321	0.4%
Continental AG	27,863	1,819,146	0.3%
*Ω Covestro AG	52,882	2,679,117	0.4%
Fresenius Medical Care AG & Co. KGaA	47,923	1,592,297	0.3%
Heidelberg Materials AG	37,946	2,754,627	0.4%
Other Securities		19,342,913	3.0%

TOTAL GERMANY		32,290,253	5.1%

GREECE — (0.1%)
Other Securities		725,653	0.1%

HONG KONG — (1.4%)
Other Securities		8,935,371	1.4%

HUNGARY — (0.0%)
Other Securities		237,153	0.0%

INDIA — (5.9%)
Other Securities		38,235,351	6.0%

INDONESIA — (0.6%)
Other Securities		3,676,304	0.6%

IRELAND — (0.8%)
AIB Group PLC	320,177	1,390,056	0.2%
Bank of Ireland Group PLC	330,642	2,963,117	0.5%
Other Securities		777,167	0.1%

TOTAL IRELAND		5,130,340	0.8%

ISRAEL — (0.6%)
Other Securities		3,542,654	0.6%

ITALY — (2.8%)
Banco BPM SpA	394,306	2,017,404	0.3%
Leonardo SpA	105,578	1,595,546	0.3%
# Mediobanca Banca di Credito Finanziario SpA	144,530	1,726,475	0.3%
Other Securities		12,435,380	1.9%

TOTAL ITALY		17,774,805	2.8%

JAPAN — (17.0%)
Fukuoka Financial Group, Inc.	56,560	1,495,092	0.3%
Other Securities		108,279,097	16.9%

TOTAL JAPAN		109,774,189	17.2%

79

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.2%)
Other Securities		$1,051,336	0.2%

MALAYSIA — (0.5%)
Other Securities		3,467,110	0.5%

MEXICO — (0.7%)
Other Securities		4,330,464	0.7%

NETHERLANDS — (2.0%)
Ω ABN AMRO Bank NV, GDR	112,128	1,510,208	0.2%
Aegon Ltd.	419,896	2,042,066	0.3%
ASR Nederland NV	41,960	1,565,883	0.3%
NN Group NV	43,448	1,393,481	0.2%
Other Securities		6,373,909	1.0%

TOTAL NETHERLANDS		12,885,547	2.0%

NEW ZEALAND — (0.2%)
Other Securities		1,535,150	0.2%

NORWAY — (0.6%)
Other Securities		4,145,993	0.7%

PHILIPPINES — (0.2%)
Other Securities		1,136,319	0.2%

POLAND — (0.3%)
Other Securities		1,856,674	0.3%

PORTUGAL — (0.3%)
Other Securities		2,101,975	0.3%

QATAR — (0.2%)
Other Securities		1,533,751	0.2%

SAUDI ARABIA — (1.2%)
Other Securities		7,565,399	1.2%

SINGAPORE — (0.8%)
Other Securities		4,946,538	0.8%

SOUTH AFRICA — (0.7%)
Other Securities		4,647,180	0.7%

SOUTH KOREA — (3.5%)
Other Securities		22,504,970	3.5%

SPAIN — (1.4%)
Banco de Sabadell SA	1,583,992	1,969,526	0.3%
Other Securities		6,774,349	1.1%

TOTAL SPAIN		8,743,875	1.4%

SWEDEN — (1.7%)
Other Securities		10,897,088	1.7%

80

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (4.2%)
Adecco Group AG	44,732	$1,692,817	0.3%
Baloise Holding AG	13,844	1,987,802	0.3%
Helvetia Holding AG	9,919	1,333,449	0.2%
Julius Baer Group Ltd.	23,207	1,375,286	0.2%
Swatch Group AG	7,058	1,806,678	0.3%
Swiss Prime Site AG	16,975	1,577,791	0.3%
Other Securities		17,048,515	2.6%

TOTAL SWITZERLAND		26,822,338	4.2%

TAIWAN — (4.9%)
Other Securities		31,355,937	4.9%

THAILAND — (0.5%)
Other Securities		3,531,841	0.6%

TURKEY — (0.3%)
Other Securities		1,999,990	0.3%

UNITED ARAB EMIRATES — (0.6%)
Emaar Properties PJSC	1,185,965	2,160,572	0.4%
Other Securities		1,737,151	0.2%

TOTAL UNITED ARAB EMIRATES		3,897,723	0.6%

UNITED KINGDOM — (9.6%)
Barratt Developments PLC	299,113	1,508,485	0.3%
Centrica PLC	1,480,134	2,833,415	0.5%
DS Smith PLC	416,595	1,444,946	0.2%
J Sainsbury PLC	531,830	1,663,999	0.3%
Kingfisher PLC	587,635	1,500,535	0.2%
* Marks & Spencer Group PLC	582,476	1,538,076	0.3%
Melrose Industries PLC	341,366	1,943,662	0.3%
Mondi PLC	131,945	2,134,276	0.3%
Taylor Wimpey PLC	1,024,526	1,383,768	0.2%
Other Securities		45,648,568	7.1%

TOTAL UNITED KINGDOM		61,599,730	9.7%

UNITED STATES — (0.0%)
Other Securities		114,385	0.0%

TOTAL COMMON STOCKS		631,866,231	99.2%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
Other Securities		967,328	0.1%

GERMANY — (0.3%)
Other Securities		1,623,832	0.3%

INDIA — (0.0%)
Other Securities		17,125	0.0%

81

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$12,615	0.0%

TOTAL PREFERRED STOCKS		2,620,900	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		146	0.0%

KUWAIT — (0.0%)
Other Security		293	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,499	0.0%

TAIWAN — (0.0%)
Other Securities		2,506	0.0%

THAILAND — (0.0%)
Other Securities		811	0.0%

TOTAL RIGHTS/WARRANTS		5,255	0.0%

TOTAL INVESTMENT SECURITIES (Cost $637,761,435)		634,492,386

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	823,567	9,526,204	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $647,287,728)		$644,018,590	101.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$31,216,487	$10,574	$31,227,061
Austria	$46,920	3,414,051	—	3,460,971
Belgium	—	6,818,839	—	6,818,839
Brazil	7,337,414	226,795	—	7,564,209
Canada	50,464,305	6,597	—	50,470,902
Chile	—	725,807	—	725,807
China	807,358	38,676,919	389,033	39,873,310
Colombia	128,822	—	—	128,822
Denmark	—	12,552,952	—	12,552,952
Finland	—	10,820,237	—	10,820,237
France	—	25,229,735	—	25,229,735
Germany	75,405	32,214,848	—	32,290,253
Greece	—	725,653	—	725,653
Hong Kong	—	8,928,255	7,116	8,935,371
Hungary	—	237,153	—	237,153

82

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
India	$163,117	$37,997,862	$74,372		$38,235,351
Indonesia	—	3,665,970	10,334		3,676,304
Ireland	—	5,130,340	—		5,130,340
Israel	133,477	3,409,177	—		3,542,654
Italy	—	17,774,805	—		17,774,805
Japan	34,683	109,739,506	—		109,774,189
Kuwait	895,899	155,437	—		1,051,336
Malaysia	—	3,467,110	—		3,467,110
Mexico	4,305,438	25,026	—		4,330,464
Netherlands	572,539	12,313,008	—		12,885,547
New Zealand	—	1,535,150	—		1,535,150
Norway	—	4,145,993	—		4,145,993
Philippines	—	1,121,729	14,590		1,136,319
Poland	—	1,856,674	—		1,856,674
Portugal	—	2,101,975	—		2,101,975
Qatar	—	1,533,751	—		1,533,751
Saudi Arabia	37,824	7,527,575	—		7,565,399
Singapore	—	4,946,538	—		4,946,538
South Africa	520,345	4,126,835	—		4,647,180
South Korea	—	22,418,892	86,078		22,504,970
Spain	—	8,743,875	—		8,743,875
Sweden	9,947	10,887,141	—		10,897,088
Switzerland	—	26,822,338	—		26,822,338
Taiwan	—	31,333,950	21,987		31,355,937
Thailand	3,403,784	128,057	—		3,531,841
Turkey	—	1,999,990	—		1,999,990
United Arab Emirates	—	3,897,723	—		3,897,723
United Kingdom	224,798	61,285,076	89,856		61,599,730
United States	—	114,385	—		114,385
Preferred Stocks
Brazil	953,400	13,928	—		967,328
Germany	—	1,623,832	—		1,623,832
India	—	17,125	—		17,125
Philippines	—	12,615	—		12,615
Rights/Warrants
Brazil	—	146	—		146
Kuwait	—	293	—		293
South Korea	—	1,499	—		1,499
Taiwan	—	2,506	—		2,506
Thailand	—	811	—		811
Securities Lending Collateral	—	9,526,204	—		9,526,204

TOTAL	$70,115,475	$573,199,175	$703,940	^	$644,018,590

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

83

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	18,477,768	$582,234,460
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	19,596,624	265,142,327
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,432,630	110,391,050

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $703,063,672)		$957,767,837

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $19,634)	19,634	19,634

TOTAL INVESTMENTS — (100.0%) (Cost $703,083,306)		$957,787,471

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$957,767,837	—	—	$957,767,837
Temporary Cash Investments	19,634	—	—	19,634

TOTAL	$957,787,471	—	—	$957,787,471

See accompanying Notes to Financial Statements.

84

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	4,993,589	$141,618,192
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	4,893,766	66,212,653
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,176,679	44,230,108

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $162,022,421)		$252,060,953

As of October 31, 2023, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	533,749	NOK	5,885,000	Citibank, N.A.	11/20/23	$6,650
USD	664,863	SGD	898,000	Citibank, N.A.	11/24/23	8,349
USD	8,996,801	HKD	70,275,000	Barclays Capital	12/15/23	9,404
USD	492,981	ILS	1,870,000	Citibank, N.A.	12/21/23	29,056
USD	3,772,882	AUD	5,918,000	State Street Bank and Trust	01/04/24	10,768
USD	4,010,187	CAD	5,494,000	Barclays Capital	01/05/24	43,629
GBP	348,000	USD	423,143	Citibank, N.A.	01/10/24	82
USD	8,086,150	GBP	6,557,000	State Street Bank and Trust	01/10/24	111,767
USD	13,932,501	JPY	2,058,450,000	State Street Bank and Trust	01/18/24	176,243
USD	1,490,715	SEK	16,415,000	Morgan Stanley and Co. International	01/23/24	14,227
USD	16,365,277	EUR	15,341,000	State Street Bank and Trust	01/23/24	69,243

Total Appreciation						$479,418

SGD	43,000	USD	31,464	Citibank, N.A.	11/24/23	$(27)
HKD	3,388,000	USD	433,387	Societe Generale	12/15/23	(100)
ILS	238,000	USD	60,278	Citibank, N.A.	12/21/23	(1,233)
USD	178,704	NZD	307,000	Citibank, N.A.	01/03/24	(192)
USD	4,491,925	CHF	4,076,000	State Street Bank and Trust	01/03/24	(21,138)
USD	1,667,574	DKK	11,779,000	Bank of America Corp.	01/05/24	(8,709)

Total (Depreciation)						$(31,399)

Total Appreciation (Depreciation)						$448,019

As of October 31, 2023, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	15	12/15/23	$3,382,220	$3,159,188	$(223,032)

Total Futures Contracts			$3,382,220	$3,159,188	$(223,032)

85

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$252,060,953	—	—	$252,060,953
Forward Currency Contracts**	—	$448,019	—	448,019
Futures Contracts**	(223,032)	—	—	(223,032)

TOTAL	$251,837,921	$448,019	—	$252,285,940

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

86

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,328,301,659

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,328,301,659

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

87

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$3,805,864,909

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,805,864,909

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

88

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$9,992,907,595

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$9,992,907,595

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

89

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BRAZIL — (4.1%)
Petroleo Brasileiro SA	16,003,488	$120,111,466	0.5%
Petroleo Brasileiro SA, Sponsored ADR	776,944	10,745,136	0.1%
Petroleo Brasileiro SA, Sponsored ADR	1,228,197	18,422,955	0.1%
Vale SA	8,549,367	117,004,282	0.5%
Other Securities		672,303,654	2.9%

TOTAL BRAZIL		938,587,493	4.1%

CAYMAN ISLANDS — (0.0%)
Other Securities		33,096	0.0%

CHILE — (0.5%)
Other Securities		105,404,150	0.5%

CHINA — (25.1%)
* Alibaba Group Holding Ltd.	27,674,300	284,908,936	1.3%
* Alibaba Group Holding Ltd., Sponsored ADR	1,585,411	130,859,824	0.6%
Bank of China Ltd., Class H	204,333,702	71,380,921	0.3%
# BYD Co. Ltd., Class H	2,014,800	61,270,279	0.3%
China Construction Bank Corp., Class H	279,316,302	157,969,543	0.7%
China Merchants Bank Co. Ltd., Class H	15,816,646	59,997,144	0.3%
China Resources Land Ltd.	12,982,610	48,595,287	0.2%
Industrial & Commercial Bank of China Ltd., Class H	180,119,725	86,321,387	0.4%
Kweichow Moutai Co. Ltd., Class A	194,074	44,695,953	0.2%
Lenovo Group Ltd.	45,406,000	52,840,381	0.3%
NetEase, Inc.	3,062,200	65,535,822	0.3%
* PDD Holdings, Inc., ADR	858,782	87,097,670	0.4%
PetroChina Co. Ltd., Class H	101,830,000	66,465,994	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	22,300,000	113,116,195	0.5%
Tencent Holdings Ltd.	16,794,600	621,546,820	2.7%
# Yum China Holdings, Inc.	1,120,797	58,909,090	0.3%
Other Securities		3,795,206,002	16.2%

TOTAL CHINA		5,806,717,248	25.3%

COLOMBIA — (0.1%)
Other Securities		26,796,497	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		28,750,362	0.1%

EGYPT — (0.0%)
Other Securities		6,922,670	0.0%

GREECE — (0.4%)
Other Securities		97,445,204	0.4%

HONG KONG — (0.0%)
Other Securities		227,930	0.0%

HUNGARY — (0.2%)
Other Securities		44,775,534	0.2%

90

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (18.5%)
Axis Bank Ltd.	7,588,119	$89,410,666	0.4%
Bajaj Finance Ltd.	533,819	48,071,399	0.2%
Bharti Airtel Ltd.	7,221,137	79,276,561	0.4%
HCL Technologies Ltd.	2,961,027	45,399,690	0.2%
HDFC Bank Ltd.	6,040,871	107,083,517	0.5%
ICICI Bank Ltd., Sponsored ADR	4,263,961	94,617,295	0.4%
Infosys Ltd.	7,928,147	130,560,719	0.6%
ITC Ltd.	9,888,606	50,907,941	0.2%
Larsen & Toubro Ltd.	1,686,329	59,220,838	0.3%
Mahindra & Mahindra Ltd.	2,821,605	49,632,471	0.2%
REC Ltd.	12,894,190	44,599,791	0.2%
Reliance Industries Ltd.	4,679,629	128,741,265	0.6%
Tata Consultancy Services Ltd.	2,031,341	82,310,411	0.4%
Tata Motors Ltd.	6,576,111	49,736,601	0.2%
Tata Steel Ltd.	32,426,467	46,330,589	0.2%
Other Securities		3,184,644,112	13.7%

TOTAL INDIA		4,290,543,866	18.7%

INDONESIA — (1.9%)
Bank Central Asia Tbk. PT	91,803,500	50,576,439	0.2%
Other Securities		400,176,538	1.8%

TOTAL INDONESIA		450,752,977	2.0%

KUWAIT — (0.2%)
Other Securities		46,281,613	0.2%

MALAYSIA — (1.6%)
Other Securities		363,468,662	1.6%

MEXICO — (2.5%)
# America Movil SAB de CV, ADR	3,735,424	62,008,038	0.3%
Grupo Financiero Banorte SAB de CV, Class O	5,777,265	46,800,681	0.2%
Other Securities		473,526,402	2.0%

TOTAL MEXICO		582,335,121	2.5%

PERU — (0.1%)
Other Securities		17,863,753	0.1%

PHILIPPINES — (0.7%)
Other Securities		163,781,996	0.7%

POLAND — (1.0%)
Other Securities		237,118,464	1.0%

QATAR — (0.8%)
Qatar National Bank QPSC	12,536,387	51,296,916	0.2%
Other Securities		125,290,170	0.6%

TOTAL QATAR		176,587,086	0.8%

SAUDI ARABIA — (3.8%)
Al Rajhi Bank	3,874,482	69,355,417	0.3%
Ω Saudi Arabian Oil Co.	5,215,336	46,334,882	0.2%
Saudi Telecom Co.	5,395,825	55,275,413	0.3%

91

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SAUDI ARABIA — (Continued)
Other Securities		$720,420,563	3.1%

TOTAL SAUDI ARABIA		891,386,275	3.9%

SOUTH AFRICA — (3.0%)
Other Securities		700,820,700	3.0%

SOUTH KOREA — (11.5%)
Hyundai Motor Co.	422,266	53,198,806	0.3%
Kia Corp.	1,141,175	65,196,953	0.3%
Samsung Electronics Co. Ltd.	12,145,042	604,517,982	2.7%
SK Hynix, Inc.	1,759,761	152,821,338	0.7%
Other Securities		1,785,854,516	7.6%

TOTAL SOUTH KOREA		2,661,589,595	11.6%

TAIWAN — (16.9%)
Hon Hai Precision Industry Co. Ltd.	20,357,403	60,761,017	0.3%
MediaTek, Inc.	3,881,823	101,313,065	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	42,911,652	700,854,813	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,191,292	275,440,413	1.2%
# United Microelectronics Corp.	35,252,441	50,697,030	0.2%
Other Securities		2,724,328,096	11.7%

TOTAL TAIWAN		3,913,394,434	17.0%

THAILAND — (2.0%)
Other Securities		463,533,871	2.0%

TURKEY — (1.2%)
Other Securities		286,909,372	1.2%

UNITED ARAB EMIRATES — (1.3%)
Other Securities		308,277,672	1.3%

UNITED KINGDOM — (0.1%)
Other Security		13,610,332	0.1%

UNITED STATES — (0.0%)
Other Securities		5,644,989	0.0%

TOTAL COMMON STOCKS		22,629,560,962	98.4%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		109,474	0.0%

TOTAL MUTUAL FUNDS		109,474	0.0%

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.3%)
Petroleo Brasileiro SA , 10.467%	22,001,222	151,598,642	0.7%
Other Securities		138,614,695	0.6%

TOTAL BRAZIL		290,213,337	1.3%

92

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
CHILE — (0.0%)
Other Securities		$2,718,298	0.0%

COLOMBIA — (0.0%)
Other Securities		3,804,182	0.0%

INDIA — (0.0%)
Other Securities		267,533	0.0%

PHILIPPINES — (0.0%)
Other Security		665,358	0.0%

TOTAL PREFERRED STOCKS		297,668,708	1.3%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		24,500	0.0%

KUWAIT — (0.0%)
Other Security		775	0.0%

SOUTH KOREA — (0.0%)
Other Securities		141,666	0.0%

TAIWAN — (0.0%)
Other Securities		105,793	0.0%

THAILAND — (0.0%)
Other Securities		20,317	0.0%

TOTAL RIGHTS/WARRANTS		293,051	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,005,141,952)		22,927,632,195

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	21,283,394	246,185,020	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $19,251,331,013)		$23,173,817,215	100.8%

As of October 31, 2023, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	915	12/15/23	$202,214,920	$192,710,438	$(9,504,482)

Total Futures Contracts			$202,214,920	$192,710,438	$(9,504,482)

93

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$932,482,219	$6,105,274	—		$938,587,493
Cayman Islands	30,593	2,503	—		33,096
Chile	24,227,424	81,176,726	—		105,404,150
China	532,515,881	5,260,167,919	$14,033,448		5,806,717,248
Colombia	26,186,110	610,387	—		26,796,497
Czech Republic	—	28,750,362	—		28,750,362
Egypt	77,432	6,845,238	—		6,922,670
Greece	805,773	96,639,431	—		97,445,204
Hong Kong	—	166,495	61,435		227,930
Hungary	—	44,775,534	—		44,775,534
India	175,462,777	4,113,766,741	1,314,348		4,290,543,866
Indonesia	8,212,553	441,671,782	868,642		450,752,977
Kuwait	42,392,647	3,888,966	—		46,281,613
Malaysia	—	363,468,662	—		363,468,662
Mexico	579,812,088	2,523,033	—		582,335,121
Peru	17,863,753	—	—		17,863,753
Philippines	2,678,601	160,555,533	547,862		163,781,996
Poland	—	237,118,464	—		237,118,464
Qatar	—	176,587,086	—		176,587,086
Saudi Arabia	1,114,341	890,270,967	967		891,386,275
South Africa	68,587,146	632,233,554	—		700,820,700
South Korea	51,229,650	2,607,408,831	2,951,114		2,661,589,595
Taiwan	280,745,295	3,632,162,849	486,290		3,913,394,434
Thailand	430,140,100	33,393,771	—		463,533,871
Turkey	—	286,909,372	—		286,909,372
United Arab Emirates	—	308,277,672	—		308,277,672
United Kingdom	13,610,332	—	—		13,610,332
United States	—	5,644,989	—		5,644,989
Preferred Stocks
Brazil	289,875,571	337,766	—		290,213,337
Chile	—	2,718,298	—		2,718,298
Colombia	3,804,182	—	—		3,804,182
India	—	267,533	—		267,533
Philippines	—	665,358	—		665,358
Rights/Warrants
Brazil	—	24,500	—		24,500
Kuwait	—	775	—		775
South Korea	—	141,666	—		141,666
Taiwan	—	105,793	—		105,793
Thailand	—	20,317	—		20,317
Mutual Funds	109,474	—	—		109,474
Securities Lending Collateral	—	246,185,020	—		246,185,020
Futures Contracts**	(9,504,482)	—	—		(9,504,482)

TOTAL	$3,472,459,460	$19,671,589,167	$20,264,106	^	$23,164,312,733

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

94

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
BRAZIL — (3.8%)
Cosan SA	186,285	$581,939	0.3%
*Ω Hapvida Participacoes e Investimentos SA	842,191	616,390	0.3%
TIM SA	154,756	465,642	0.2%
Ultrapar Participacoes SA	133,588	541,850	0.3%
Vibra Energia SA	151,620	595,143	0.3%
Other Securities		5,647,682	2.5%

TOTAL BRAZIL		8,448,646	3.9%

CHILE — (0.3%)
Other Securities		640,197	0.3%

CHINA — (21.2%)
Geely Automobile Holdings Ltd.	1,008,000	1,144,407	0.5%
Kunlun Energy Co. Ltd.	728,000	606,499	0.3%
Ω Longfor Group Holdings Ltd.	366,000	532,808	0.3%
Sino Biopharmaceutical Ltd.	1,653,000	642,156	0.3%
Sinopharm Group Co. Ltd., Class H	226,000	540,430	0.3%
* Tencent Music Entertainment Group, ADR	87,413	634,618	0.3%
* Vipshop Holdings Ltd., ADR	51,685	737,028	0.4%
Other Securities		41,834,927	18.9%

TOTAL CHINA		46,672,873	21.3%

COLOMBIA — (0.0%)
Other Securities		113,840	0.1%

GREECE — (0.6%)
Other Securities		1,259,830	0.6%

INDIA — (21.3%)
Bharat Electronics Ltd.	428,979	688,553	0.3%
Bharat Forge Ltd.	37,274	458,410	0.2%
Cholamandalam Investment & Finance Co. Ltd.	53,537	733,874	0.4%
Cipla Ltd.	57,388	829,392	0.4%
# Dr Reddy’s Laboratories Ltd., ADR	11,181	728,219	0.3%
Federal Bank Ltd.	292,380	493,975	0.2%
GAIL India Ltd.	419,667	604,331	0.3%
Hero MotoCorp Ltd.	16,291	605,263	0.3%
* IDFC First Bank Ltd.	515,636	513,034	0.2%
Jindal Steel & Power Ltd.	67,480	513,804	0.3%
JSW Energy Ltd.	106,314	491,874	0.2%
Power Finance Corp. Ltd.	221,346	656,446	0.3%
REC Ltd.	223,482	773,003	0.4%
Shriram Finance Ltd.	42,671	965,745	0.5%
Tata Consumer Products Ltd.	79,524	860,033	0.4%
UPL Ltd.	78,979	512,902	0.2%
* Zee Entertainment Enterprises Ltd.	151,424	469,743	0.2%
Other Securities		36,088,815	16.3%

TOTAL INDIA		46,987,416	21.4%

INDONESIA — (2.0%)
Other Securities		4,484,610	2.0%

95

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.6%)
Other Securities		$1,345,363	0.6%

MALAYSIA — (1.9%)
Other Securities		4,105,943	1.9%

MEXICO — (2.4%)
* Cemex SAB de CV, Sponsored ADR	169,345	1,010,990	0.5%
Other Securities		4,233,718	1.9%

TOTAL MEXICO		5,244,708	2.4%

PHILIPPINES — (0.6%)
Other Securities		1,295,574	0.6%

POLAND — (1.0%)
Other Securities		2,274,911	1.0%

QATAR — (1.0%)
Other Securities		2,245,183	1.0%

SAUDI ARABIA — (4.0%)
Arab National Bank	120,200	761,826	0.4%
Etihad Etisalat Co.	69,362	852,628	0.4%
Sahara International Petrochemical Co.	66,578	573,464	0.3%
Yanbu National Petrochemical Co.	48,903	494,266	0.2%
Other Securities		6,149,458	2.7%

TOTAL SAUDI ARABIA		8,831,642	4.0%

SOUTH AFRICA — (2.6%)
Discovery Ltd.	72,788	501,896	0.2%
Old Mutual Ltd.	873,070	555,240	0.3%
Other Securities		4,629,362	2.1%

TOTAL SOUTH AFRICA		5,686,498	2.6%

SOUTH KOREA — (11.8%)
DB Insurance Co. Ltd.	8,646	562,499	0.3%
Other Securities		25,409,768	11.6%

TOTAL SOUTH KOREA		25,972,267	11.9%

TAIWAN — (17.6%)
Acer, Inc.	479,000	506,248	0.2%
AUO Corp.	1,048,000	507,279	0.2%
Catcher Technology Co. Ltd.	93,000	521,720	0.3%
Compal Electronics, Inc.	784,000	681,950	0.3%
Innolux Corp.	1,474,804	555,952	0.3%
* Shin Kong Financial Holding Co. Ltd.	2,479,698	666,166	0.3%
Synnex Technology International Corp.	220,000	466,907	0.2%
Walsin Lihwa Corp.	448,607	477,444	0.2%
WPG Holdings Ltd.	295,000	652,784	0.3%
Other Securities		33,773,741	15.4%

TOTAL TAIWAN		38,810,191	17.7%

96

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (1.9%)
Other Securities		$4,161,249	1.9%

TURKEY — (1.6%)
Other Securities		3,531,337	1.6%

UNITED ARAB EMIRATES — (2.6%)
Abu Dhabi Commercial Bank PJSC	239,958	524,375	0.3%
Aldar Properties PJSC	383,104	542,688	0.3%
Dubai Islamic Bank PJSC	441,639	649,293	0.3%
Emaar Properties PJSC	1,176,208	2,142,796	1.0%
Other Securities		1,894,649	0.7%

TOTAL UNITED ARAB EMIRATES		5,753,801	2.6%

TOTAL COMMON STOCKS		217,866,079	99.4%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
Other Securities		865,306	0.4%

INDIA — (0.0%)
Other Securities		13,032	0.0%

PHILIPPINES — (0.0%)
Other Security		11,836	0.0%

TOTAL PREFERRED STOCKS		890,174	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		943	0.0%

KUWAIT — (0.0%)
Other Security		441	0.0%

SOUTH KOREA — (0.0%)
Other Security		993	0.0%

TAIWAN — (0.0%)
Other Securities		2,163	0.0%

THAILAND — (0.0%)
Other Securities		826	0.0%

TOTAL RIGHTS/WARRANTS		5,366	0.0%

TOTAL INVESTMENT SECURITIES (Cost $212,469,435)		218,761,619

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	149,200	1,725,801	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $214,195,239)		$220,487,420	100.6%

97

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2023, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	7	12/15/23	$1,572,183	$1,474,287	$(97,896)

Total Futures Contracts			$1,572,183	$1,474,287	$(97,896)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$8,218,809	$229,837	—		$8,448,646
Chile	—	640,197	—		640,197
China	2,425,609	44,004,187	$243,077		46,672,873
Colombia	113,840	—	—		113,840
Greece	—	1,259,830	—		1,259,830
India	848,412	46,090,802	48,202		46,987,416
Indonesia	—	4,470,820	13,790		4,484,610
Kuwait	1,074,442	270,921	—		1,345,363
Malaysia	—	4,105,943	—		4,105,943
Mexico	4,920,967	323,741	—		5,244,708
Philippines	—	1,283,488	12,086		1,295,574
Poland	—	2,274,911	—		2,274,911
Qatar	—	2,245,183	—		2,245,183
Saudi Arabia	16,457	8,815,185	—		8,831,642
South Africa	212,166	5,474,332	—		5,686,498
South Korea	12,141	25,872,434	87,692		25,972,267
Taiwan	—	38,806,829	3,362		38,810,191
Thailand	3,971,991	189,258	—		4,161,249
Turkey	—	3,531,337	—		3,531,337
United Arab Emirates	—	5,742,556	11,245		5,753,801
Preferred Stocks
Brazil	853,869	11,437	—		865,306
India	—	13,032	—		13,032
Philippines	—	11,836	—		11,836
Rights/Warrants
Brazil	—	943	—		943
Kuwait	—	441	—		441
South Korea	—	993	—		993
Taiwan	—	2,163	—		2,163
Thailand	—	826	—		826
Securities Lending Collateral	—	1,725,801	—		1,725,801
Futures Contracts**	(97,896)	—	—		(97,896)

TOTAL	$22,570,807	$197,399,263	$419,454	^	$220,389,524

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

98

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
BRAZIL — (5.6%)
Petroleo Brasileiro SA	382,402	$2,870,053	0.5%
Petroleo Brasileiro SA, Sponsored ADR	104,989	1,451,998	0.3%
Petroleo Brasileiro SA, Sponsored ADR	74,958	1,124,370	0.2%
Suzano SA	114,134	1,167,430	0.2%
Vale SA, Sponsored ADR, Class B	251,652	3,450,149	0.6%
Other Securities		22,447,437	3.9%

TOTAL BRAZIL		32,511,437	5.7%

CAYMAN ISLANDS — (0.0%)
Other Security		21,846	0.0%

CHILE — (0.7%)
Other Securities		3,832,267	0.7%

COLOMBIA — (0.2%)
Other Securities		890,316	0.2%

CZECH REPUBLIC — (0.2%)
Other Securities		893,442	0.2%

EGYPT — (0.0%)
Other Securities		169,772	0.0%

GREECE — (0.6%)
Other Securities		3,644,073	0.6%

HUNGARY — (0.3%)
Other Securities		1,765,039	0.3%

INDIA — (24.2%)
Axis Bank Ltd.	259,269	3,054,962	0.6%
Bajaj Finance Ltd.	17,281	1,556,186	0.3%
Bharti Airtel Ltd.	246,721	2,708,603	0.5%
HCL Technologies Ltd.	102,430	1,570,499	0.3%
HDFC Bank Ltd.	260,411	4,616,176	0.8%
# ICICI Bank Ltd., Sponsored ADR	141,200	3,133,228	0.6%
Infosys Ltd.	280,524	4,619,669	0.8%
ITC Ltd.	317,242	1,633,207	0.3%
Kotak Mahindra Bank Ltd.	72,441	1,511,406	0.3%
Larsen & Toubro Ltd.	51,192	1,797,771	0.3%
Mahindra & Mahindra Ltd.	111,067	1,953,686	0.4%
Ω Reliance Industries Ltd., GDR	44,787	2,445,370	0.4%
Tata Consultancy Services Ltd.	52,184	2,114,508	0.4%
Tata Motors Ltd.	197,038	1,490,243	0.3%
Tata Steel Ltd.	1,088,156	1,554,746	0.3%
Other Securities		103,653,408	17.8%

TOTAL INDIA		139,413,668	24.4%

INDONESIA — (2.7%)
Bank Central Asia Tbk. PT	3,191,500	1,758,263	0.3%
Bank Mandiri Persero Tbk. PT	3,999,500	1,428,830	0.3%
Bank Rakyat Indonesia Persero Tbk. PT	4,429,700	1,385,096	0.3%

99

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDONESIA — (Continued)
Other Securities		$11,135,146	1.9%

TOTAL INDONESIA		15,707,335	2.8%

KUWAIT — (0.7%)
Other Securities		4,309,436	0.8%

MALAYSIA — (2.1%)
Other Securities		12,132,182	2.1%

MEXICO — (3.0%)
# America Movil SAB de CV, ADR	100,860	1,674,276	0.3%
Grupo Financiero Banorte SAB de CV, Class O	236,960	1,919,575	0.3%
Other Securities		13,648,019	2.4%

TOTAL MEXICO		17,241,870	3.0%

PERU — (0.1%)
Other Securities		269,554	0.0%

PHILIPPINES — (0.8%)
Other Securities		4,679,876	0.8%

POLAND — (1.4%)
Other Securities		8,096,092	1.4%

QATAR — (1.2%)
Qatar National Bank QPSC	405,892	1,660,846	0.3%
Other Securities		5,233,415	0.9%

TOTAL QATAR		6,894,261	1.2%

SAUDI ARABIA — (5.0%)
Al Rajhi Bank	122,103	2,185,713	0.4%
Ω Saudi Arabian Oil Co.	167,293	1,486,290	0.3%
Saudi National Bank	157,643	1,410,612	0.3%
Saudi Telecom Co.	201,156	2,060,664	0.4%
Other Securities		21,975,089	3.7%

TOTAL SAUDI ARABIA		29,118,368	5.1%

SOUTH AFRICA — (3.9%)
FirstRand Ltd.	428,942	1,414,091	0.3%
Gold Fields Ltd., Sponsored ADR	92,937	1,210,040	0.2%
Other Securities		19,630,984	3.4%

TOTAL SOUTH AFRICA		22,255,115	3.9%

SOUTH KOREA — (15.6%)
Hyundai Motor Co.	18,211	2,294,297	0.4%
KB Financial Group, Inc.	43,194	1,646,479	0.3%
Kia Corp.	34,884	1,992,973	0.4%
LG Electronics, Inc.	17,788	1,319,567	0.3%
POSCO Holdings, Inc.	3,823	1,170,317	0.2%
Samsung Electronics Co. Ltd.	304,870	15,174,867	2.7%
Samsung Electronics Co. Ltd., GDR	4,189	5,219,494	0.9%
SK Hynix, Inc.	58,019	5,038,492	0.9%

100

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$56,157,926	9.7%

TOTAL SOUTH KOREA		90,014,412	15.8%

TAIWAN — (22.3%)
ASE Technology Holding Co. Ltd.	343,000	1,200,836	0.2%
CTBC Financial Holding Co. Ltd.	1,976,000	1,488,132	0.3%
Hon Hai Precision Industry Co. Ltd.	1,041,000	3,107,087	0.6%
MediaTek, Inc.	115,000	3,001,426	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,681,000	27,454,943	4.8%
Uni-President Enterprises Corp.	571,000	1,197,928	0.2%
United Microelectronics Corp.	882,000	1,268,417	0.2%
Other Securities		90,250,784	15.8%

TOTAL TAIWAN		128,969,553	22.6%

THAILAND — (2.6%)
Other Securities		14,904,905	2.6%

TURKEY — (1.7%)
Other Securities		9,826,136	1.7%

UNITED ARAB EMIRATES — (2.2%)
Emaar Properties PJSC	849,753	1,548,066	0.3%
Emirates Telecommunications Group Co. PJSC	249,357	1,253,260	0.2%
Other Securities		10,044,706	1.8%

TOTAL UNITED ARAB EMIRATES		12,846,032	2.3%

UNITED KINGDOM — (0.1%)
Other Security		642,347	0.1%

TOTAL COMMON STOCKS		561,049,334	98.3%

PREFERRED STOCKS — (1.4%)
BRAZIL — (1.4%)
Itau Unibanco Holding SA , 5.576%	269,200	1,432,031	0.3%
Petroleo Brasileiro SA, 10.467%	483,114	3,328,880	0.6%
Other Securities		3,203,761	0.5%

TOTAL BRAZIL		7,964,672	1.4%

CHILE — (0.0%)
Other Securities		57,265	0.0%

COLOMBIA — (0.0%)
Other Securities		78,728	0.0%

INDIA — (0.0%)
Other Securities		21,826	0.0%

TOTAL PREFERRED STOCKS		8,122,491	1.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1,359	0.0%

101

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.0%)
Other Security		$342	0.0%

MALAYSIA — (0.0%)
Other Security		1,004	0.0%

SOUTH KOREA — (0.0%)
Other Securities		6,316	0.0%

TAIWAN — (0.0%)
Other Securities		3,059	0.0%

THAILAND — (0.0%)
Other Securities		648	0.0%

TOTAL RIGHTS/WARRANTS		12,728	0.0%

TOTAL INVESTMENT SECURITIES (Cost $591,526,785)		569,184,553

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	691,668	8,000,521	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $599,527,308)		$577,185,074	101.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$32,050,220	$461,217	—	$32,511,437
Cayman Islands	—	21,846	—	21,846
Chile	770,549	3,061,718	—	3,832,267
Colombia	887,014	3,302	—	890,316
Czech Republic	—	893,442	—	893,442
Egypt	150,029	19,743	—	169,772
Greece	40,491	3,603,582	—	3,644,073
Hungary	—	1,765,039	—	1,765,039
India	8,617,790	130,775,265	$20,613	139,413,668
Indonesia	—	15,682,280	25,055	15,707,335
Kuwait	3,877,861	431,575	—	4,309,436
Malaysia	—	12,132,182	—	12,132,182
Mexico	17,241,870	—	—	17,241,870
Peru	269,554	—	—	269,554
Philippines	151,867	4,528,009	—	4,679,876
Poland	—	8,096,092	—	8,096,092
Qatar	—	6,894,261	—	6,894,261
Saudi Arabia	22,305	29,096,063	—	29,118,368
South Africa	1,960,214	20,294,901	—	22,255,115
South Korea	5,364,527	84,563,684	86,201	90,014,412
Taiwan	689,170	128,280,383	—	128,969,553
Thailand	13,684,287	1,220,618	—	14,904,905

102

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Turkey	—	$9,826,136	—		$9,826,136
United Arab Emirates	—	12,846,032	—		12,846,032
United Kingdom	$642,347	—	—		642,347
Preferred Stocks
Brazil	7,947,216	17,456	—		7,964,672
Chile	—	57,265	—		57,265
Colombia	78,728	—	—		78,728
India	—	21,826	—		21,826
Rights/Warrants
Brazil	—	1,359	—		1,359
Kuwait	—	342	—		342
Malaysia	—	1,004	—		1,004
South Korea	—	6,316	—		6,316
Taiwan	—	3,059	—		3,059
Thailand	—	648	—		648
Securities Lending Collateral	—	8,000,521	—		8,000,521

TOTAL	$94,446,039	$482,607,166	$131,869	^	$577,185,074

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$73,816	$9,948,272
Investment Securities at Value (including $256,919, $1,270,656, $0 and $0 of securities on loan, respectively)	$5,042,238	$27,008,976	—	—
Temporary Cash Investments at Value & Cost	—	—	—	92,142
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $217,967, $1,012,942, $0 and $0, respectively)	217,964	1,012,941	—	—
Segregated Cash for Futures Contracts	2,509	10,931	—	4,827
Foreign Currencies at Value	40,347	211,573	—	—
Cash	10,359	7,303	—	—
Receivables:
Investment Securities Sold	6,019	57,437	—	—
Dividends, Interest and Tax Reclaims	25,418	140,068	—	375
Securities Lending Income	134	1,115	—	—
Fund Shares Sold	4,170	10,397	—	11,467
Futures Margin Variation	297	1,293	—	571
Prepaid Expenses and Other Assets	20	104	3	55

Total Assets	5,349,475	28,462,138	73,819	10,057,709

LIABILITIES:
Payables:
Upon Return of Securities Loaned	218,056	1,013,399	—	—
Investment Securities Purchased	5,687	34,779	—	—
Fund Shares Redeemed	6,407	38,297	188	9,552
Due to Advisor	617	4,735	6	2,134
Line of Credit	—	—	22	—
Unrealized Loss on Foreign Currency Contracts	—	9	—	—
Accrued Expenses and Other Liabilities	241	1,566	4	536

Total Liabilities	231,008	1,092,785	220	12,222

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,118,467	$27,369,353	$73,599	$10,045,487

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,118,467; $27,369,353; $73,599 and $10,045,487 and shares outstanding of 219,268,022, 2,022,229,995, 5,830,672 and 594,310,368, respectively, $0.01 Par Value (1)	$23.34	$13.53	$12.62	$16.90

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$69,951	N/A

Investment Securities at Cost	$3,791,649	$23,867,276	N/A	N/A

Foreign Currencies at Cost	$41,037	$218,734	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,408,084	$25,355,756	$69,724	$10,224,340
Total Distributable Earnings (Loss)	710,383	2,013,597	3,875	(178,853)

NET ASSETS	$5,118,467	$27,369,353	$73,599	$10,045,487

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$248,690	$163,249	$18,698	$657,058
Receivables:
Fund Shares Sold	1	6	—	130
Prepaid Expenses and Other Assets	8	8	8	8

Total Assets	248,699	163,263	18,706	657,196

LIABILITIES:
Payables:
Fund Shares Redeemed	9	—	—	10
Due to Advisor	53	36	4	141
Accrued Expenses and Other Liabilities	17	15	4	25

Total Liabilities	79	51	8	176

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$248,620	$163,212	$18,698	$657,020

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $248,620; $163,212; $18,698 and $657,020 and shares outstanding of 11,861,008, 10,267,489, 883,384 and 25,582,571, respectively, $0.01 Par Value (1)	$20.96	$15.90	$21.17	$25.68

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$237,905	$234,785	$24,309	$656,584
Total Distributable Earnings (Loss)	10,715	(71,573)	(5,611)	436

NET ASSETS	$248,620	$163,212	$18,698	$657,020

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,059,809	—	—
Investment Securities at Value (including $137,830, $331,552, $232,321 and $158,979 of securities on loan, respectively)	$3,456,242	4,604,254	$9,859,260	$2,984,277
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $93,950, $339,955, $166,249 and $123,580, respectively)	93,949	339,950	166,249	123,579
Segregated Cash for Futures Contracts	1,434	—	5,458	1,288
Foreign Currencies at Value	19,299	—	92,379	11,340
Cash	3,718	5,159	1,187	1,155
Receivables:
Investment Securities Sold	13,901	—	18,901	22,082
Dividends, Interest and Tax Reclaims	21,396	2,963	69,128	16,443
Securities Lending Income	135	51	305	161
Fund Shares Sold	904	11,657	3,387	1,502
Futures Margin Variation	170	—	587	—
Unrealized Gain on Foreign Currency Contracts	43	—	—	33
Prepaid Expenses and Other Assets	7	41	25	18

Total Assets	3,611,198	7,023,884	10,216,866	3,161,878

LIABILITIES:
Payables:
Upon Return of Securities Loaned	94,116	339,940	166,247	123,605
Investment Securities Purchased	—	—	—	3,593
Fund Shares Redeemed	2,215	21,083	4,613	1,447
Due to Advisor	744	631	3,350	786
Futures Margin Variation	—	—	—	102
Unrealized Loss on Foreign Currency Contracts	2	—	—	—
Accrued Expenses and Other Liabilities	78	349	959	210

Total Liabilities	97,155	362,003	175,169	129,743

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,514,043	$6,661,881	$10,041,697	$3,032,135

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,514,043; $6,661,881; $10,041,697 and $3,032,135 and shares outstanding of 1,079,224,697, 760,796,605, 523,022,498 and 255,460,315, respectively, $0.01 Par Value (1)	$3.26	$8.76	$19.20	$11.87

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$2,908,854	$—	$—

Investment Securities at Cost	$4,290,933	$4,766,667	$9,132,542	$2,577,516

Foreign Currencies at Cost	$19,306	$—	$93,872	$11,440

NET ASSETS CONSIST OF:
Paid-In Capital	$5,594,150	$7,775,325	$9,321,356	$2,677,716
Total Distributable Earnings (Loss)	(2,080,107)	(1,113,444)	720,341	354,419

NET ASSETS	$3,514,043	$6,661,881	$10,041,697	$3,032,135

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$241,290	—	—
Investment Securities at Value (including $85,885, $0, $144,307 and $16,973 of securities on loan, respectively)	$1,458,317	—	$3,305,068	$634,492
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $74,950, $0, $97,754 and $9,526, respectively)	74,949	—	97,753	9,526
Segregated Cash for Futures Contracts	381	—	1,478	—
Foreign Currencies at Value	2,739	—	21,908	412
Cash	4,778	112	11,192	—
Receivables:
Investment Securities Sold	832	—	6,870	2,270
Dividends, Interest and Tax Reclaims	6,314	—	13,676	3,168
Securities Lending Income	40	—	197	34
Fund Shares Sold	2,086	326	1,173	88
Futures Margin Variation	—	—	175	—
Prepaid Expenses and Other Assets	16	15	13	32

Total Assets	1,550,452	241,743	3,459,503	650,022

LIABILITIES:
Payables:
Due to Custodian	—	—	—	12
Upon Return of Securities Loaned	74,978	—	97,824	9,527
Investment Securities Purchased	—	—	6,120	3
Fund Shares Redeemed	1,440	22	1,273	665
Due to Advisor	318	28	726	221
Line of Credit	—	—	—	699
Futures Margin Variation	103	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Deferred Taxes Payable	—	—	9,554	1,553
Accrued Expenses and Other Liabilities	135	8	296	88

Total Liabilities	76,974	58	115,794	12,768

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,473,478	$241,685	$3,343,709	$637,254

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,473,478; $241,685; $3,343,709 and $637,254 and shares outstanding of 131,532,452, 21,311,644, 292,165,040 and 51,420,059, respectively, $0.01 Par Value (1)	$11.20	$11.34	$11.44	$12.39

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$215,999	$—	$—

Investment Securities at Cost	$1,300,906	N/A	$2,998,790	$637,761

Foreign Currencies at Cost	$2,741	$—	$21,973	$414

NET ASSETS CONSIST OF:
Paid-In Capital	$1,390,984	$228,597	$3,141,898	$665,494
Total Distributable Earnings (Loss)	82,494	13,088	201,811	(28,240)

NET ASSETS	$1,473,478	$241,685	$3,343,709	$637,254

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$957,768	$252,061	$4,328,302	$3,805,865
Temporary Cash Investments at Value & Cost	20	—	—	—
Segregated Cash for Futures Contracts	—	168	—	—
Cash	—	2,697	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	10,119	—	—	—
Dividends and Interest	1	—	—	—
Fund Shares Sold	1,072	9	1,952	876
Futures Margin Variation	—	20	—	—
Unrealized Gain on Forward Currency Contracts	—	479	—	—
Prepaid Expenses and Other Assets	6	17	13	37

Total Assets	968,986	255,451	4,330,267	3,806,778

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	36	—	—
Fund Shares Redeemed	11,194	35	2,286	1,440
Due to Advisor	33	9	713	1,056
Unrealized Loss on Forward Currency Contracts	—	31	—	—
Accrued Expenses and Other Liabilities	27	10	203	163

Total Liabilities	11,254	121	3,202	2,659

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$957,732	$255,330	$4,327,065	$3,804,119

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $957,732; $255,330; $4,327,065 and $3,804,119 and shares outstanding of 49,499,528, 14,106,185, 173,486,946 and 183,879,955, respectively, $0.01 Par Value (1)	$19.35	$18.10	$24.94	$20.69

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$703,064	$162,022	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$721,135	$154,784	$3,130,935	$3,617,019
Total Distributable Earnings (Loss)	236,597	100,546	1,196,130	187,100

NET ASSETS	$957,732	$255,330	$4,327,065	$3,804,119

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$9,992,908	—	—	—
Investment Securities at Value (including $0, $1,065,551, $6,083 and $14,321 of securities on loan, respectively)	—	$22,927,632	$218,762	$569,184
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $246,189, $1,726 and $8,001, respectively)	—	246,185	1,726	8,001
Segregated Cash for Futures Contracts	—	10,248	78	—
Foreign Currencies at Value	—	182,977	1,662	1,878
Cash	—	37,281	779	2,286
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	35,244	697	127
Dividends and Interest	—	34,390	135	812
Securities Lending Income	—	3,430	19	29
Fund Shares Sold	3,489	13,749	157	4,320
Futures Margin Variation	—	1,212	9	—
Unrealized Gain on Foreign Currency Contracts	—	34	—	—
Prepaid Expenses and Other Assets	74	83	16	19

Total Assets	9,996,471	23,492,465	224,040	586,656

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	246,300	1,727	8,001
Investment Securities/Affiliated Investment Companies Purchased	—	22,404	832	666
Fund Shares Redeemed	56,681	23,849	120	4,653
Due to Advisor	2,439	6,601	99	137
Unrealized Loss on Foreign Currency Contracts.	—	9	—	—
Deferred Taxes Payable	—	195,351	2,027	1,977
Accrued Expenses and Other Liabilities	517	3,024	57	132

Total Liabilities	59,637	497,538	4,862	15,566

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$9,936,834	$22,994,927	$219,178	$571,090

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,936,834; $22,994,927; $219,178 and $571,090 and shares outstanding of 370,861,647, 1,131,476,271, 21,350,566 and 66,285,481, respectively, $0.01 Par Value (1)	$26.79	$20.32	$10.27	$8.62

(1) NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,005,142	$212,469	$591,527

Foreign Currencies at Cost	$—	$183,421	$1,666	$1,880

NET ASSETS CONSIST OF:
Paid-In Capital	$10,723,389	$21,856,831	$208,585	$624,222
Total Distributable Earnings (Loss)	(786,555)	1,138,096	10,593	(53,132)

NET ASSETS	$9,936,834	$22,994,927	$219,178	$571,090

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

109

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $114 and $31,846, respectively)	—	—	$1,096	$336,842
Interest	—	—	2	260
Income from Securities Lending, Net	—	—	58	10,462
Expenses Allocated from Affiliated Investment Companies	—	—	(55)	(12,187)

Income Distributions Received from Affiliated Investment Companies	—	—	633	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,734	335,377

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,247, $94,040, $0 and $0, respectively)	$176,835	$997,022	—	—
Income from Securities Lending, Net	2,606	18,896	—	—

Total Fund Investment Income	179,441	1,015,918	—	—

Fund Expenses
Investment Management Fees	7,649	58,999	304	26,478
Accounting & Transfer Agent Fees	930	5,326	19	1,474
Custodian Fees	265	1,486	—	—
Filing Fees	82	371	18	150
Shareholders’ Reports	120	577	8	780
Directors’/Trustees’ Fees & Expenses	41	220	1	78
Professional Fees	146	737	1	101
Previously Waived Fees Recovered by Advisor (Note C)	—	—	6	—
Other	187	1,104	3	176

Total Fund Expenses	9,420	68,820	360	29,237

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	194	—
Fees Paid Indirectly (Note C)	286	—	—	—

Net Expenses	9,134	68,820	166	29,237

Net Investment Income (Loss)	170,307	947,098	1,568	306,140

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	1,919	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(69,911)	(162,570)	—	—
Affiliated Investment Companies Shares Sold	13	120	(937)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(481)	(124,598)
Futures	8,432	32,560	—	11,496
Foreign Currency Transactions	91	(2,848)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	582,750	2,887,117	—	—
Affiliated Investment Companies Shares	91	607	(3,170)	—
Transactions Allocated from Affiliated Investment Company	—	—	3,483	818,605
Futures	(3,575)	(19,076)	—	(4,080)
Translation of Foreign Currency-Denominated Amounts	934	7,274	—	—

Net Realized and Unrealized Gain (Loss)	518,825	2,743,184	814	701,423

Net Increase (Decrease) in Net Assets Resulting from Operations	$689,132	$3,690,282	$2,382	$1,007,563

**	Net of foreign capital gain taxes withheld of $0, $0, $20 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

110

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $762, $115, $5 and $3,082, respectively)	$6,857	$9,237	$839	$22,905
Interest	6	—	—	22
Income from Securities Lending, Net	190	535	5	726
Expenses Allocated from Affiliated Investment Companies	(302)	(258)	(24)	(849)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	6,751	9,514	820	22,804

Fund Expenses
Investment Management Fees	905	764	74	2,532
Accounting & Transfer Agent Fees	45	44	5	145
Filing Fees	21	19	17	20
Shareholders’ Reports	10	8	6	10
Directors’/Trustees’ Fees & Expenses	2	1	—	5
Professional Fees	3	1	—	7
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	2	4	1	5

Total Fund Expenses	988	841	103	2,725

Fees Waived, Expenses Reimbursed by Advisor (Note C)	259	218	21	724

Net Expenses	729	623	82	2,001

Net Investment Income (Loss)	6,022	8,891	738	20,803

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	6,571	(14,428)	(1,041)	(6,379)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	32,438	11,518	2,081	59,050

Net Realized and Unrealized Gain (Loss)	39,009	(2,910)	1,040	52,671

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,031	$5,981	$1,778	$73,474

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

111

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$5,372	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	5,372	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $25,986, $0, $40,694 and $12,037, respectively)	$199,200	169,929	$402,124	$111,175
Income from Securities Lending, Net	3,144	386	4,509	2,588

Total Fund Investment Income	202,344	170,315	406,633	113,763

Fund Expenses
Investment Management Fees	10,641	15,045	42,001	9,661
Accounting & Transfer Agent Fees	482	1,273	1,802	671
Custodian Fees	311	36	1,130	231
Filing Fees	53	126	148	112
Shareholders’ Reports	74	316	251	78
Directors’/Trustees’ Fees & Expenses	35	61	81	24
Professional Fees	116	67	341	87
Other	188	134	375	112

Total Fund Expenses	11,900	17,058	46,129	10,976

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	6,580	—	—
Fees Paid Indirectly (Note C)	310	36	96	103

Net Expenses	11,590	10,442	46,033	10,873

Net Investment Income (Loss)	190,754	165,245	360,600	102,890

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(375,885)	30,694	94,798	(37,192)
Affiliated Investment Companies Shares Sold	39	(56,378)	18	(2)
Futures	1,094	935	12,515	1,361
Foreign Currency Transactions	(927)	—	(43)	(374)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	106,639	(590,759)	1,270,150	348,448
Affiliated Investment Companies Shares	76	18,711	120	65
Futures	(2,577)	(1,144)	(5,611)	(755)
Translation of Foreign Currency-Denominated Amounts	814	—	1,733	446

Net Realized and Unrealized Gain (Loss)	(270,727)	(589,380)	1,373,680	311,997

Net Increase (Decrease) in Net Assets Resulting from Operations	$(79,973)	$(424,135)	$1,734,280	$414,887

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

112

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $1,064, $0 and $0, respectively)	—	$10,088	—	—
Interest	—	17	—	—
Income from Securities Lending, Net	—	127	—	—
Expenses Allocated from Affiliated Investment Companies	—	(426)	—	—

Income Distributions Received from Affiliated Investment Companies	—	632	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	10,438	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,217, $0, $13,737 and $2,604, respectively)	$48,848	—	$119,495	$23,571
Income from Securities Lending, Net	1,159	—	2,767	217

Total Fund Investment Income	50,007	—	122,262	23,788

Fund Expenses
Investment Management Fees	4,156	790	8,937	2,675
Accounting & Transfer Agent Fees	365	10	649	159
Custodian Fees	92	—	649	174
Filing Fees	58	23	49	50
Shareholders’ Reports	111	4	80	50
Directors’/Trustees’ Fees & Expenses	13	2	27	5
Professional Fees	35	6	144	59
Other	111	1	136	35

Total Fund Expenses	4,941	836	10,671	3,207

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	458	—	—
Fees Paid Indirectly (Note C)	—	—	60	—

Net Expenses	4,941	378	10,611	3,207

Net Investment Income (Loss)	45,066	10,060	111,651	20,581

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(21,646)	—	(55,925)	(12,795)
Affiliated Investment Companies Shares Sold	5	5	(11)	1
Transactions Allocated from Affiliated Investment Company**	—	(1,412)	—	—
Futures	1,386	—	3,739	423
Foreign Currency Transactions	222	—	(264)	(77)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	202,380	—	386,976	81,912
Affiliated Investment Companies Shares	41	2,376	71	1
Transactions Allocated from Affiliated Investment Company	—	22,935	—	—
Futures	(104)	—	(2,058)	—
Translation of Foreign Currency-Denominated Amounts	285	—	481	87

Net Realized and Unrealized Gain (Loss)	182,569	23,904	333,009	69,552

Net Increase (Decrease) in Net Assets Resulting from Operations	$227,635	$33,964	$444,660	$90,133

**	Net of foreign capital gain taxes withheld of $0, $85, $174 and $203, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

113

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $19,935 and $14,219, respectively)	—	$163	$151,043	$112,885
Interest	—	—	746	754
Income from Securities Lending, Net	—	—	3,889	12,628
Expenses Allocated from Affiliated Investment Companies	—	—	(6,206)	(10,083)

Income Distributions Received from Affiliated Investment Companies	$20,507	5,684	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	20,507	5,847	149,472	116,184

Fund Expenses
Investment Management Fees	2,242	667	13,060	20,602
Accounting & Transfer Agent Fees	137	57	594	545
Custodian Fees	1	1	—	—
Filing Fees	27	24	85	50
Shareholders’ Reports	16	14	157	94
Directors’/Trustees’ Fees & Expenses	7	2	34	29
Professional Fees	9	3	37	37
Previously Waived Fees Recovered by Advisor (Note C)	16	—	—	—
Other	29	10	29	24

Total Fund Expenses	2,484	778	13,996	21,381

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,774	552	4,504	7,925

Net Expenses	710	226	9,492	13,456

Net Investment Income (Loss)	19,797	5,621	139,980	102,728

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	13,934	4,197	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(1,692)	7,967	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(73,267)	(49,702)
Futures	—	263	—	—
Forward Currency Contracts	—	(418)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	60,732	8,278	—	—
Transactions Allocated from Affiliated Investment Company	—	—	442,787	476,925
Futures	—	(91)	—	—
Forward Currency Contracts	—	344	—	—

Net Realized and Unrealized Gain (Loss)	72,974	20,540	369,520	427,223

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,771	$26,161	$509,500	$529,951

**	Net of foreign capital gain taxes withheld of $0, $0, $5,794 and $7,714, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

114

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $57,159, $0, $0 and $0, respectively)	$460,886	—	—	—
Interest	1,466	—	—	—
Income from Securities Lending, Net	9,405	—	—	—
Expenses Allocated from Affiliated Investment Companies	(14,796)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	456,961	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $103,816, $919 and $2,685, respectively)	—	$825,167	$6,786	$17,210
Income from Securities Lending, Net	—	35,984	298	232

Total Fund Investment Income	—	861,151	7,084	17,442

Fund Expenses
Investment Management Fees	40,121	79,663	1,149	1,713
Accounting & Transfer Agent Fees	978	3,968	55	110
Custodian Fees	—	7,878	157	379
Shareholder Servicing Fees
Institutional Class Shares[1]	24	—	—	—
Filing Fees	137	299	31	42
Shareholders’ Reports	262	743	22	16
Directors’/Trustees’ Fees & Expenses	79	179	1	4
Professional Fees	99	568	56	50
Organizational & Offering Costs	—	—	—	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	55
Other	68	834	9	72

Total Fund Expenses	41,768	94,132	1,480	2,445

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	212
Institutional Class Shares	10,558	—	—	—
Fees Paid Indirectly (Note C)	—	892	22	69

Net Expenses	31,210	93,240	1,458	2,164

Net Investment Income (Loss)	425,751	767,911	5,626	15,278

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(303,346)	4,557	(8,988)
Affiliated Investment Companies Shares Sold	—	24	1	—
Transactions Allocated from Affiliated Investment Company**	14,022	—	—	—
Futures	—	21,786	254	249
Foreign Currency Transactions	—	(3,910)	(99)	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	2,793,280	18,390	52,097
Affiliated Investment Companies Shares	—	172	1	3
Transactions Allocated from Affiliated Investment Company	1,068,150	—	—	—
Futures	—	(15,235)	(98)	—
Translation of Foreign Currency-Denominated Amounts	—	(119)	3	(6)

Net Realized and Unrealized Gain (Loss)	1,082,172	2,492,652	23,009	43,378

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,507,923	$3,260,563	$28,635	$58,656

**	Net of foreign capital gain taxes withheld of $11,991, $17,503, $306 and $12, respectively.
1	Class R2 shares of the Emerging Markets Value Portfolio converted into Institutional Class shares on June 9, 2023.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

115

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$170,307	$173,632	$947,098	$1,015,999	$1,568	$1,497
Capital Gain Distributions Received from Investment Securities	—	—	—	—	1,919	3,071
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(69,911)	(72,788)	(162,570)	425,701	—	—
Affiliated Investment Companies Shares Sold	13	(41)	120	(333)	(937)	(1,418)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(481)	(2,875)
Futures	8,432	(12,682)	32,560	(44,185)	—	34
Foreign Currency Transactions	91	(5,948)	(2,848)	(47,812)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	582,750	(1,377,779)	2,887,117	(9,090,912)	—	—
Affiliated Investment Companies Shares	91	(125)	607	(769)	(3,170)	(7,951)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	3,483	(8,701)
Futures	(3,575)	(202)	(19,076)	(3,107)	—	—
Translation of Foreign Currency-Denominated Amounts	934	(977)	7,274	(7,919)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	689,132	(1,296,910)	3,690,282	(7,753,337)	2,382	(16,343)

Distributions:
Institutional Class Shares	(153,335)	(180,306)	(813,378)	(1,137,900)	(1,067)	(3,556)
Capital Share Transactions (1):
Shares Issued	812,786	1,451,460	3,267,486	6,677,971	8,814	23,030
Shares Issued in Lieu of Cash Distributions	139,664	166,053	782,611	1,093,925	1,067	3,556
Shares Redeemed	(1,190,458)	(1,351,800)	(5,765,854)	(7,302,036)	(20,517)	(23,398)

Net Increase (Decrease) from Capital Share Transactions	(238,008)	265,713	(1,715,757)	469,860	(10,636)	3,188

Total Increase (Decrease) in Net Assets	297,789	(1,211,503)	1,161,147	(8,421,377)	(9,321)	(16,711)
Net Assets
Beginning of Year	4,820,678	6,032,181	26,208,206	34,629,583	82,920	99,631

End of Year	$5,118,467	$4,820,678	$27,369,353	$26,208,206	$73,599	$82,920

(1) Shares Issued and Redeemed:
Shares Issued	33,599	60,402	230,239	474,529	660	1,720
Shares Issued in Lieu of Cash Distributions	5,698	7,097	55,029	80,934	82	241
Shares Redeemed	(48,975)	(56,865)	(407,698)	(529,452)	(1,532)	(1,759)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,678)	10,634	(122,430)	26,011	(790)	202

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $20, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $22, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

116

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio***		Company Portfolio***		Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$306,140	$316,287	$6,022	$7,212	$8,891	$12,767
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(124,598)	164,767	6,571	12,397	(14,428)	14,514
Futures	11,496	(19,889)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	818,605	(3,930,327)	32,438	(107,385)	11,518	(124,402)
Futures	(4,080)	271	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,007,563	(3,468,891)	45,031	(87,776)	5,981	(97,121)

Distributions:
Institutional Class Shares	(431,764)	(851,167)	(15,684)	(18,487)	(23,333)	(42,269)
Capital Share Transactions (1):
Shares Issued	1,772,616	2,335,205	25,805	25,594	5,937	4,042
Shares Issued in Lieu of Cash Distributions	422,678	834,024	15,682	18,485	23,330	42,264
Shares Redeemed	(2,045,701)	(2,994,929)	(89,765)	(50,102)	(78,905)	(58,204)

Net Increase (Decrease) from Capital Share Transactions	149,593	174,300	(48,278)	(6,023)	(49,638)	(11,898)

Total Increase (Decrease) in Net Assets	725,392	(4,145,758)	(18,931)	(112,286)	(66,990)	(151,288)
Net Assets
Beginning of Year	9,320,095	13,465,853	267,551	379,837	230,202	381,490

End of Year	$10,045,487	$9,320,095	$248,620	$267,551	$163,212	$230,202

(1) Shares Issued and Redeemed:
Shares Issued	98,891	123,348	1,223	1,240	339	194
Shares Issued in Lieu of Cash Distributions	23,765	41,490	793	765	1,295	1,874
Shares Redeemed	(113,530)	(157,815)	(4,473)	(2,408)	(4,601)	(2,997)

Net Increase (Decrease) from Shares Issued and Redeemed	9,126	7,023	(2,457)	(403)	(2,967)	(929)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

117

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$738	$1,003	$20,803	$20,054	$190,754	$199,913
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(375,885)	(97,218)
Affiliated Investment Companies Shares Sold	—	—	—	—	39	(101)
Transactions Allocated from Affiliated Investment Company*,**	(1,041)	(2,989)	(6,379)	(26,021)	—	—
Futures	—	—	—	—	1,094	(4,273)
Foreign Currency Transactions	—	—	—	—	(927)	(5,807)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	106,639	(1,783,196)
Affiliated Investment Companies Shares	—	—	—	—	76	(106)
Transactions Allocated from Affiliated Investment Company	2,081	(9,155)	59,050	(261,540)	—	—
Futures	—	—	—	—	(2,577)	171
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	814	(1,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,778	(11,141)	73,474	(267,507)	(79,973)	(1,691,793)

Distributions:
Institutional Class Shares	(438)	(1,908)	(21,516)	(37,480)	—	(447,007)
Capital Share Transactions (1):
Shares Issued	2,748	2,169	6,810	69,996	430,896	1,001,675
Shares Issued in Lieu of Cash Distributions	438	1,908	21,515	37,477	—	444,430
Shares Redeemed	(4,226)	(16,763)	(39,586)	(53,922)	(1,289,028)	(842,621)

Net Increase (Decrease) from Capital Share Transactions	(1,040)	(12,686)	(11,261)	53,551	(858,132)	603,484

Total Increase (Decrease) in Net Assets	300	(25,735)	40,697	(251,436)	(938,105)	(1,535,316)
Net Assets
Beginning of Year	18,398	44,133	616,323	867,759	4,452,148	5,987,464

End of Year	$18,698	$18,398	$657,020	$616,323	$3,514,043	$4,452,148

(1) Shares Issued and Redeemed:
Shares Issued	120	97	243	2,142	117,557	242,147
Shares Issued in Lieu of Cash Distributions	19	71	775	1,270	—	96,826
Shares Redeemed	(181)	(634)	(1,391)	(2,058)	(355,417)	(209,429)

Net Increase (Decrease) from Shares Issued and Redeemed	(42)	(466)	(373)	1,354	(237,860)	129,544

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

118

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$165,245	$397,376	$360,600	$357,490	$102,890	$105,563
Capital Gain Distributions Received from Investment Securities	8,561	8,517	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	30,694	71,264	94,798	16,007	(37,192)	(2,689)
Affiliated Investment Companies Shares Sold	(56,378)	196,468	18	9	(2)	(9)
Futures	935	174	12,515	(36,186)	1,361	(3,680)
Foreign Currency Transactions	—	—	(43)	(19,023)	(374)	(5,208)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(590,759)	(1,350,594)	1,270,150	(2,899,988)	348,448	(921,097)
Affiliated Investment Companies Shares	18,711	(1,630,271)	120	(167)	65	(86)
Futures	(1,144)	1,144	(5,611)	(1,079)	(755)	(387)
Translation of Foreign Currency-Denominated Amounts	—	—	1,733	(2,550)	446	(575)

Net Increase (Decrease) in Net Assets Resulting from Operations	(424,135)	(2,305,922)	1,734,280	(2,585,487)	414,887	(828,168)

Distributions:
Institutional Class Shares	(427,031)	(480,433)	(325,253)	(516,572)	(87,142)	(187,309)
Capital Share Transactions (1):
Shares Issued	1,700,976	2,104,042	797,051	2,106,642	255,188	877,531
Shares Issued in Lieu of Cash Distributions	409,942	461,594	279,530	455,244	86,542	186,180
Shares Redeemed	(2,468,944)	(2,445,794)	(2,108,611)	(2,579,838)	(520,271)	(882,093)

Net Increase (Decrease) from Capital Share Transactions	(358,026)	119,842	(1,032,030)	(17,952)	(178,541)	181,618

Total Increase (Decrease) in Net Assets	(1,209,192)	(2,666,513)	376,997	(3,120,011)	149,204	(833,859)
Net Assets
Beginning of Year	7,871,073	10,537,586	9,664,700	12,784,711	2,882,931	3,716,790

End of Year	$6,661,881	$7,871,073	$10,041,697	$9,664,700	$3,032,135	$2,882,931

(1) Shares Issued and Redeemed:
Shares Issued	174,511	180,469	40,801	109,457	20,731	73,372
Shares Issued in Lieu of Cash Distributions	40,790	35,644	14,462	23,531	7,002	14,949
Shares Redeemed	(252,569)	(210,655)	(107,327)	(135,322)	(42,435)	(74,366)

Net Increase (Decrease) from Shares Issued and Redeemed	(37,268)	5,458	(52,064)	(2,334)	(14,702)	13,955

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

119

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***		World ex U.S. Core Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,066	$63,382	$10,060	$9,610	$111,651	$118,511
Capital Gain Distributions Received from Investment Securities	—	—	—	195	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(21,646)	(55,920)	—	—	(55,925)	77,983
Affiliated Investment Companies Shares Sold	5	(25)	5	636	(11)	(24)
Transactions Allocated from Affiliated Investment Company*,**	—	—	(1,412)	(201)	—	—
Futures	1,386	291	—	(44)	3,739	(3,864)
Foreign Currency Transactions	222	(936)	—	—	(264)	(4,896)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	202,380	(536,106)	—	—	386,976	(1,093,022)
Affiliated Investment Companies Shares	41	(47)	2,376	(6,125)	71	(95)
Transactions Allocated from Affiliated Investment Company	—	—	22,935	(42,768)	—	—
Futures	(104)	—	—	—	(2,058)	(167)
Translation of Foreign Currency-Denominated Amounts	285	(283)	—	—	481	(568)

Net Increase (Decrease) in Net Assets Resulting from Operations	227,635	(529,644)	33,964	(38,697)	444,660	(906,142)

Distributions:
Institutional Class Shares	(42,438)	(79,006)	(9,912)	(10,666)	(109,998)	(119,142)
Capital Share Transactions (1):
Shares Issued	195,267	699,881	60,584	40,039	368,722	732,628
Shares Issued in Lieu of Cash Distributions	41,363	77,582	9,463	10,666	109,530	118,577
Shares Redeemed	(554,983)	(745,903)	(46,673)	(115,749)	(591,265)	(793,027)

Net Increase (Decrease) from Capital Share Transactions	(318,353)	31,560	23,374	(65,044)	(113,013)	58,178

Total Increase (Decrease) in Net Assets	(133,156)	(577,090)	47,426	(114,407)	221,649	(967,106)
Net Assets
Beginning of Year	1,606,634	2,183,724	194,259	308,666	3,122,060	4,089,166

End of Year	$1,473,478	$1,606,634	$241,685	$194,259	$3,343,709	$3,122,060

(1) Shares Issued and Redeemed:
Shares Issued	16,750	57,992	5,308	3,535	30,772	60,965
Shares Issued in Lieu of Cash Distributions	3,496	6,680	809	952	9,134	10,302
Shares Redeemed	(47,502)	(64,934)	(3,973)	(9,687)	(49,377)	(65,101)

Net Increase (Decrease) from Shares Issued and Redeemed	(27,256)	(262)	2,144	(5,200)	(9,471)	6,166

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $85 and $174, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $75 and $223, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

120

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,581	$20,671	$19,797	$22,962	$5,621	$6,856
Capital Gain Distributions Received from Investment Securities	—	—	13,934	16,695	4,197	6,687
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,795)	(12,143)	—	—	—	—
Affiliated Investment Companies Shares Sold	1	(1)	(1,692)	(8,828)	7,967	3,300
Futures	423	174	—	(6)	263	(251)
Foreign Currency Transactions	(77)	(839)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(418)	11,432
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	81,912	(177,379)	—	—	—	—
Affiliated Investment Companies Shares	1	(1)	60,732	(213,117)	8,278	(71,420)
Futures	—	(46)	—	—	(91)	(234)
Translation of Foreign Currency-Denominated Amounts	87	71	—	—	—	—
Forward Currency Contracts	—	—	—	—	344	(243)

Net Increase (Decrease) in Net Assets Resulting from Operations	90,133	(169,493)	92,771	(182,294)	26,161	(43,873)

Distributions:
Institutional Class Shares	(19,463)	(56,676)	(33,264)	(31,168)	(24,285)	(21,529)
Capital Share Transactions (1):
Shares Issued	87,117	303,674	84,179	287,694	20,252	39,834
Shares Issued in Lieu of Cash Distributions	19,439	56,609	28,882	30,117	24,140	21,408
Shares Redeemed	(107,529)	(340,881)	(163,853)	(244,046)	(61,646)	(73,839)

Net Increase (Decrease) from Capital Share Transactions	(973)	19,402	(50,792)	73,765	(17,254)	(12,597)

Total Increase (Decrease) in Net Assets	69,697	(206,767)	8,715	(139,697)	(15,378)	(77,999)
Net Assets
Beginning of Year	567,557	774,324	949,017	1,088,714	270,708	348,707

End of Year	$637,254	$567,557	$957,732	$949,017	$255,330	$270,708

(1) Shares Issued and Redeemed:
Shares Issued	6,858	24,012	4,274	14,000	1,108	2,058
Shares Issued in Lieu of Cash Distributions	1,517	4,258	1,471	1,512	1,379	1,017
Shares Redeemed	(8,458)	(27,420)	(8,261)	(11,765)	(3,346)	(3,709)

Net Increase (Decrease) from Shares Issued and Redeemed	(83)	850	(2,516)	3,747	(859)	(634)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $203, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $429, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

121

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$139,980	$156,764	$102,728	$114,895	$425,751	$530,555
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(73,267)	17,009	(49,702)	98,361	14,022	351,369
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	442,787	(1,618,027)	476,925	(1,298,644)	1,068,150	(3,262,606)

Net Increase (Decrease) in Net Assets Resulting from Operations	509,500	(1,444,254)	529,951	(1,085,388)	1,507,923	(2,380,682)

Distributions:
Class R2 Shares	—	—	—	—	—	(643)
Institutional Class Shares	(141,785)	(372,779)	(166,834)	(329,169)	(411,459)	(558,273)

Total Distributions	(141,785)	(372,779)	(166,834)	(329,169)	(411,459)	(558,916)

Capital Share Transactions (1):
Shares Issued	658,031	1,486,746	411,134	598,832	1,241,262	1,872,666
Shares Issued in Lieu of Cash Distributions	136,792	359,767	155,308	308,292	393,166	536,547
Shares Issued upon Conversion from Class R2	—	—	—	—	18,520	—
Shares Redeemed	(774,254)	(2,315,886)	(637,349)	(1,096,582)	(2,425,659)	(3,128,244)

Net Increase (Decrease) from Capital Share Transactions	20,569	(469,373)	(70,907)	(189,458)	(772,711)	(719,031)

Total Increase (Decrease) in Net Assets	388,284	(2,286,406)	292,210	(1,604,015)	323,753	(3,658,629)
Net Assets
Beginning of Year	3,938,781	6,225,187	3,511,909	5,115,924	9,613,081	13,271,710

End of Year	$4,327,065	$3,938,781	$3,804,119	$3,511,909	$9,936,834	$9,613,081

(1) Shares Issued and Redeemed:
Shares Issued	24,952	53,138	19,271	26,598	44,938	64,891
Shares Issued in Lieu of Cash Distributions	5,259	12,564	7,416	13,241	14,282	19,778
Shares Issued upon Conversion from Class R2	—	—	—	—	644	—
Shares Redeemed	(29,645)	(81,119)	(30,005)	(49,181)	(88,320)	(106,929)

Net Increase (Decrease) from Shares Issued and Redeemed	566	(15,417)	(3,318)	(9,342)	(28,456)	(22,260)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,794, $7,714 and $11,991, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,859, $9,037 and $11,422, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

122

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolioʊ
						Period
						Nov 15,
	Year	Year	Year	Year	Year	2021ʊ
	Ended	Ended	Ended	Ended	Ended	to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$767,911	$883,592	$5,626	$5,721	$15,278	$11,116
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(303,346)	75,499	4,557	5,284	(8,988)	(19,163)
Affiliated Investment Companies Shares Sold	24	(37)	1	(1)	—	—
Futures	21,786	(37,872)	254	(135)	249	(495)
Foreign Currency Transactions	(3,910)	(25,138)	(99)	(127)	23	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,793,280	(8,179,321)	18,390	(60,418)	52,097	(76,418)
Affiliated Investment Companies Shares	172	(254)	1	(1)	3	(3)
Futures	(15,235)	(2,325)	(98)	(54)	—	—
Translation of Foreign Currency-Denominated Amounts	(119)	(7)	3	259	(6)	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,260,563	(7,285,863)	28,635	(49,472)	58,656	(85,220)

Distributions:
Institutional Class Shares	(718,790)	(942,726)	(8,593)	(22,133)	(14,175)	(10,224)
Capital Share Transactions (1):
Shares Issued	3,784,373	7,057,849	40,849	87,606	236,642	729,801
Shares Issued in Lieu of Cash Distributions	685,310	895,345	8,389	21,501	12,679	9,316
Shares Redeemed	(4,985,104)	(7,911,399)	(40,028)	(82,497)	(147,159)	(219,226)

Net Increase (Decrease) from Capital Share Transactions	(515,421)	41,795	9,210	26,610	102,162	519,891

Total Increase (Decrease) in Net Assets	2,026,352	(8,186,794)	29,252	(44,995)	146,643	424,447
Net Assets
Beginning of Year	20,968,575	29,155,369	189,926	234,921	424,447	—

End of Year	$22,994,927	$20,968,575	$219,178	$189,926	$571,090	$424,447

(1) Shares Issued and Redeemed:
Shares Issued	180,050	315,242	3,944	8,132	27,058	79,414
Shares Issued in Lieu of Cash Distributions	32,622	43,699	836	1,847	1,440	1,143
Shares Redeemed	(237,918)	(361,196)	(3,874)	(7,430)	(16,908)	(25,861)

Net Increase (Decrease) from Shares Issued and Redeemed	(25,246)	(2,255)	906	2,549	11,590	54,696

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $17,503, $306 and $12, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,895, $349 and $6, respectively.
ʊ	The Portfolio commenced operations on November 15, 2021.

See accompanying Notes to Financial Statements.

123

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio					International Core Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$21.06	$27.63	$20.90	$22.78	$21.29	$12.22	$16.35	$12.08	$13.19	$12.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.76	0.78	0.70	0.49	0.70	0.46	0.47	0.40	0.28	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	2.22	(6.54)	6.70	(1.87)	1.47	1.25	(4.07)	4.24	(1.11)	0.53

Total from Investment Operations	2.98	(5.76)	7.40	(1.38)	2.17	1.71	(3.60)	4.64	(0.83)	0.94

Less Distributions:
Net Investment Income	(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Total Distributions	(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Net Asset Value, End of Year	$23.34	$21.06	$27.63	$20.90	$22.78	$13.53	$12.22	$16.35	$12.08	$13.19

Total Return	14.00%	(21.12%)	35.55%	(6.05%)	10.38%	13.84%	(22.29%)	38.56%	(6.32%)	7.67%

Net Assets, End of Year (thousands)	$5,118,467	$4,820,678	$6,032,181	$4,700,488	$5,356,475	$27,369,353	$26,208,206	$34,629,583	$24,965,561	$30,559,427
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.22%	0.23%	0.23%	0.24%	0.25%	0.30%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.17%	0.19%	0.23%	0.24%	0.23%	0.24%	0.25%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.17%	2.65%	2.31%	3.22%	3.21%	3.27%	2.56%	2.24%	3.21%
Portfolio Turnover Rate	8%	9%	14%	19%	7%	9%	11%	8%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

124

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio					International Small Company Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$12.52	$15.52	$10.50	$11.07	$10.73	$15.93	$23.29	$16.84	$18.21	$18.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.23	0.22	0.15	0.18	0.52	0.54	0.41	0.33	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	(2.68)	4.97	(0.55)	0.27	1.19	(6.44)	6.42	(0.93)	0.58

Total from Investment Operations	0.26	(2.45)	5.19	(0.40)	0.45	1.71	(5.90)	6.83	(0.60)	1.01

Less Distributions:
Net Investment Income	(0.16)	(0.25)	(0.17)	(0.17)	(0.11)	(0.53)	(0.67)	(0.38)	(0.37)	(0.44)
Net Realized Gains	—	(0.30)	—	—	—	(0.21)	(0.79)	—	(0.40)	(0.82)

Total Distributions	(0.16)	(0.55)	(0.17)	(0.17)	(0.11)	(0.74)	(1.46)	(0.38)	(0.77)	(1.26)

Net Asset Value, End of Year	$12.62	$12.52	$15.52	$10.50	$11.07	$16.90	$15.93	$23.29	$16.84	$18.21

Total Return	2.05%	(16.32%)	49.81%	(3.75%)	4.29%	10.58%	(26.55%)	40.83%	(3.64%)	6.44%

Net Assets, End of Year (thousands)	$73,599	$82,920	$99,631	$43,568	$41,286	$10,045,487	$9,320,095	$13,465,853	$10,148,132	$12,750,110
Ratio of Expenses to Average Net Assets *(B)	0.42%	0.44%	0.47%	0.47%	0.49%	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.64%	0.66%	0.71%	0.85%	0.93%	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.66%	1.49%	1.50%	1.69%	2.89%	2.79%	1.90%	1.96%	2.44%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%	0.22%	0.24%	0.27%	0.27%	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

125

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio					Asia Pacific Small Company Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$18.69	$25.80	$23.39	$24.89	$25.70	$17.39	$26.94	$20.13	$21.11	$20.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.49	0.48	0.44	0.40	0.45	0.73	0.84	0.75	0.75	0.77
Net Gains (Losses) on Securities (Realized and Unrealized)	2.87	(6.33)	2.51	(0.91)	0.37	(0.46)	(7.40)	6.74	(0.77)	0.19

Total from Investment Operations	3.36	(5.85)	2.95	(0.51)	0.82	0.27	(6.56)	7.49	(0.02)	0.96

Less Distributions:
Net Investment Income	(0.26)	(0.53)	(0.54)	(0.61)	(0.28)	(0.75)	(1.07)	(0.68)	(0.96)	(0.68)
Net Realized Gains	(0.83)	(0.73)	—	(0.38)	(1.35)	(1.01)	(1.92)	—	—	—

Total Distributions	(1.09)	(1.26)	(0.54)	(0.99)	(1.63)	(1.76)	(2.99)	(0.68)	(0.96)	(0.68)

Net Asset Value, End of Year	$20.96	$18.69	$25.80	$23.39	$24.89	$15.90	$17.39	$26.94	$20.13	$21.11

Total Return	18.33%	(23.79%)	12.66%	(2.32%)	4.01%	0.37%	(26.90%)	37.81%	(0.23%)	4.81%

Net Assets, End of Year (thousands)	$248,620	$267,551	$379,837	$466,696	$640,068	$163,212	$230,202	$381,490	$378,682	$340,649
Ratio of Expenses to Average Net Assets	0.40%	0.42%	0.47%	0.54%	0.55%	0.40%	0.42%	0.48%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.50%	0.52%	0.57%	0.64%	0.65%	0.50%	0.52%	0.58%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.24%	1.69%	1.74%	1.91%	4.08%	3.95%	3.01%	3.92%	3.65%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

126

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio					Continental Small Company Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$19.89	$31.72	$21.35	$27.85	$26.95	$23.75	$35.27	$23.82	$24.84	$24.37

Income from Investment Operations (A)
Net Investment Income (Loss)	0.82	0.94	0.58	0.43	0.76	0.81	0.76	0.57	0.40	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	0.96	(11.25)	10.31	(4.00)	1.68	1.96	(10.80)	11.45	(1.04)	1.23

Total from Investment Operations	1.78	(10.31)	10.89	(3.57)	2.44	2.77	(10.04)	12.02	(0.64)	1.78

Less Distributions:
Net Investment Income	(0.50)	(0.97)	(0.52)	(0.68)	(0.47)	(0.84)	(0.80)	(0.57)	(0.38)	(0.51)
Net Realized Gains	—	(0.55)	—	(2.25)	(1.07)	—	(0.68)	—	—	(0.80)

Total Distributions	(0.50)	(1.52)	(0.52)	(2.93)	(1.54)	(0.84)	(1.48)	(0.57)	(0.38)	(1.31)

Net Asset Value, End of Year	$21.17	$19.89	$31.72	$21.35	$27.85	$25.68	$23.75	$35.27	$23.82	$24.84

Total Return	8.78%	(33.62%)	51.31%	(15.27%)	10.14%	11.43%	(29.26%)	50.70%	(2.63%)	7.94%

Net Assets, End of Year (thousands)	$18,698	$18,398	$44,133	$16,867	$26,540	$657,020	$616,323	$867,759	$537,744	$657,105
Ratio of Expenses to Average Net Assets	0.51%	0.56%	0.59%	0.59%	0.59%	0.39%	0.42%	0.47%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.61%	0.66%	0.74%	0.86%	0.82%	0.49%	0.52%	0.57%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.50%	3.62%	1.88%	1.89%	2.92%	2.88%	2.61%	1.76%	1.68%	2.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

127

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio					DFA Global Real Estate Securities Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$3.38	$5.04	$3.77	$5.61	$4.85	$9.86		$13.29		$9.57		$12.71		$10.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.15	0.16	0.15	0.20	0.21		0.49		0.16		0.68		0.34	**
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.28)	(1.44)	1.11	(1.35)	0.83	(0.76)		(3.32)		3.80		(3.00)		2.16	**

Total from Investment Operations	(0.12)	(1.29)	1.27	(1.20)	1.03	(0.55)		(2.83)		3.96		(2.32)		2.50

Less Distributions:
Net Investment Income	—	(0.37)	—	(0.64)	(0.27)	(0.14)		(0.48)		(0.20)		(0.70)		(0.50)
Net Realized Gains	—	—	—	—	—	(0.41)		(0.12)		(0.04)		(0.12)		(—)

Total Distributions	—	(0.37)	—	(0.64)	(0.27)	(0.55)		(0.60)		(0.24)		(0.82)		(0.50)

Net Asset Value, End of Year	$3.26	$3.38	$5.04	$3.77	$5.61	$8.76		$9.86		$13.29		$9.57		$12.71

Total Return	(3.55%)	(27.50%)	33.69%	(23.98%)	22.54%	(6.27%)		(22.34%)		42.08%		(19.28%)		24.55%

Net Assets, End of Year (thousands)	$3,514,043	$4,452,148	$5,987,464	$4,646,848	$6,297,963	$6,661,881		$7,871,073		$10,537,586		$7,225,825		$9,269,011
Ratio of Expenses to Average Net Assets *	0.26%	0.27%	0.27%	0.26%	0.27%	0.23	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27%	0.27%	0.27%	0.27%	0.28%	0.31	%(B)	0.33	%(B)	0.34	%(B)	0.34	%(B)	0.35	%(B)
Ratio of Net Investment Income to Average Net Assets	4.30%	3.67%	3.29%	3.61%	4.01%	2.12%		4.14%		1.33%		6.44%		2.95	%**
Portfolio Turnover Rate	6%	6%	8%	12%	8%	0%		1%		1%		0%		0%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.09%		0.10%		0.11%		0.12%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

128

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio					International Vector Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$16.81	$22.14	$15.65	$18.58	$19.24	$10.67	$14.51	$10.42	$11.62	$11.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.66	0.61	0.44	0.33	0.45	0.40	0.40	0.32	0.23	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.33	(5.05)	6.48	(2.65)	(0.01)	1.14	(3.52)	4.06	(1.20)	0.24

Total from Investment Operations	2.99	(4.44)	6.92	(2.32)	0.44	1.54	(3.12)	4.38	(0.97)	0.57

Less Distributions:
Net Investment Income	(0.60)	(0.73)	(0.43)	(0.32)	(0.48)	(0.34)	(0.45)	(0.29)	(0.23)	(0.34)
Net Realized Gains	—	(0.16)	—	(0.29)	(0.62)	—	(0.27)	—	—	(0.35)

Total Distributions	(0.60)	(0.89)	(0.43)	(0.61)	(1.10)	(0.34)	(0.72)	(0.29)	(0.23)	(0.69)

Net Asset Value, End of Year	$19.20	$16.81	$22.14	$15.65	$18.58	$11.87	$10.67	$14.51	$10.42	$11.62

Total Return	17.80%	(20.53%)	44.61%	(13.03%)	2.94%	14.34%	(22.16%)	42.24%	(8.41%)	5.49%

Net Assets, End of Year (thousands)	$10,041,697	$9,664,700	$12,784,711	$9,887,928	$13,428,084	$3,032,135	$2,882,931	$3,716,790	$2,722,859	$2,578,134
Ratio of Expenses to Average Net Assets	0.43%	0.46%	0.53%	0.65%	0.68%	0.34%	0.36%	0.42%	0.47%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43%	0.46%	0.53%	0.66%	0.69%	0.34%	0.36%	0.42%	0.48%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.35%	3.13%	2.13%	2.02%	2.48%	3.20%	3.16%	2.35%	2.20%	2.94%
Portfolio Turnover Rate	13%	24%	15%	14%	18%	13%	17%	15%	18%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

129

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio					World Ex U.S. Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.12	$13.73	$10.64	$10.74	$9.71	$10.14		$12.67		$8.99		$10.97		$11.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.38	0.30	0.21	0.27	0.48		0.47		0.38		0.25		0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	1.07	(3.51)	3.08	(0.13)	1.00	1.20		(2.49)		3.66		(1.96)		0.04

Total from Investment Operations	1.39	(3.13)	3.38	0.08	1.27	1.68		(2.02)		4.04		(1.71)		0.39

Less Distributions:
Net Investment Income	(0.31)	(0.37)	(0.29)	(0.18)	(0.24)	(0.48)		(0.51)		(0.36)		(0.27)		(0.35)
Net Realized Gains	—	(0.11)	—	—	—	—		—		—		—		(0.23)

Total Distributions	(0.31)	(0.48)	(0.29)	(0.18)	(0.24)	(0.48)		(0.51)		(0.36)		(0.27)		(0.58)

Net Asset Value, End of Year	$11.20	$10.12	$13.73	$10.64	$10.74	$11.34		$10.14		$12.67		$8.99		$10.97

Total Return	13.58%	(23.22%)	31.85%	0.80%	13.19%	16.53%		(16.23%)		45.23%		(15.76%)		3.75%

Net Assets, End of Year (thousands)	$1,473,478	$1,606,634	$2,183,724	$1,475,345	$658,448	$241,685		$194,259		$308,666		$206,915		$302,369
Ratio of Expenses to Average Net Assets *	0.30%	0.30%	0.30%	0.30%	0.33%	0.36	%(B)	0.40	%(B)	0.44	%(B)	0.50	%(B)	0.54	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.30%	0.30%	0.30%	0.31%	0.34%	0.55	%(B)	0.59	%(B)	0.64	%(B)	0.71	%(B)	0.76	%(B)
Ratio of Net Investment Income to Average Net Assets	2.71%	3.15%	2.30%	1.97%	2.69%	4.08%		4.02%		3.14%		2.56%		3.25%
Portfolio Turnover Rate	11%	22%	15%	15%	9%	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.19%		0.19%		0.20%		0.23%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

130

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio					World Ex U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.35	$13.84	$10.44	$11.17	$10.65	$11.02	$15.29	$10.91	$12.45	$12.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.40	0.33	0.24	0.33	0.40	0.39	0.32	0.23	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	1.08	(3.48)	3.40	(0.74)	0.56	1.35	(3.55)	4.34	(1.45)	0.26

Total from Investment Operations	1.46	(3.08)	3.73	(0.50)	0.89	1.75	(3.16)	4.66	(1.22)	0.58

Less Distributions:
Net Investment Income	(0.37)	(0.41)	(0.33)	(0.23)	(0.32)	(0.38)	(0.39)	(0.28)	(0.21)	(0.29)
Net Realized Gains	—	—	—	—	(0.05)	—	(0.72)	—	(0.11)	(0.36)

Total Distributions	(0.37)	(0.41)	(0.33)	(0.23)	(0.37)	(0.38)	(1.11)	(0.28)	(0.32)	(0.65)

Net Asset Value, End of Year	$11.44	$10.35	$13.84	$10.44	$11.17	$12.39	$11.02	$15.29	$10.91	$12.45

Total Return	14.01%	(22.55%)	35.87%	(4.42%)	8.64%	15.76%	(21.77%)	42.81%	(9.96%)	4.99%

Net Assets, End of Year (thousands)	$3,343,709	$3,122,060	$4,089,166	$3,210,237	$3,719,313	$637,254	$567,557	$774,324	$508,058	$533,046
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.32%	0.35%	0.37%	0.48%	0.52%	0.55%	0.64%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.30%	0.32%	0.36%	0.38%	0.48%	0.52%	0.55%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.25%	2.49%	2.26%	3.02%	3.08%	2.98%	2.20%	2.02%	2.58%
Portfolio Turnover Rate	10%	12%	6%	13%	8%	24%	35%	28%	22%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

131

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio					Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$18.24	$22.56	$16.29	$16.42	$15.40	$18.09	$22.35	$16.21	$16.54	$15.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39	0.45	0.34	0.29	0.35	0.37	0.44	0.33	0.28	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	1.38	(4.15)	6.27	(0.10)	1.13	1.28	(3.29)	6.21	(0.18)	1.12

Total from Investment Operations	1.77	(3.70)	6.61	0.19	1.48	1.65	(2.85)	6.54	0.10	1.47

Less Distributions:
Net Investment Income	(0.39)	(0.45)	(0.34)	(0.29)	(0.35)	(1.03)	(0.44)	(0.20)	(0.43)	(0.44)
Net Realized Gains	(0.27)	(0.17)	—	(0.03)	(0.11)	(0.61)	(0.97)	(0.20)	—	(0.20)

Total Distributions	(0.66)	(0.62)	(0.34)	(0.32)	(0.46)	(1.64)	(1.41)	(0.40)	(0.43)	(0.64)

Net Asset Value, End of Year	$19.35	$18.24	$22.56	$16.29	$16.42	$18.10	$18.09	$22.35	$16.21	$16.54

Total Return	9.65%	(16.62%)	40.75%	1.25%	9.94%	9.43%	(13.65%)	40.81%	0.47%	10.10%

Net Assets, End of Year (thousands)	$957,732	$949,017	$1,088,714	$769,602	$879,553	$255,330	$270,708	$348,707	$288,509	$375,832
Ratio of Expenses to Average Net Assets *	0.27%	0.27%	0.28%	0.32%	0.33%	0.32%	0.31%	0.32%	0.36%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.44%	0.45%	0.46%	0.56%	0.60%	0.52%	0.51%	0.53%	0.61%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.94%	2.22%	1.64%	1.81%	2.23%	2.02%	2.25%	1.60%	1.78%	2.25%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.20%	0.22%	0.25%	0.27%	0.23%	0.24%	0.25%	0.28%	0.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

132

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio					Emerging Markets Small Cap Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$22.78	$33.05	$27.64	$27.56	$25.46	$18.76	$26.03	$19.67	$20.07	$18.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.82	0.88	0.74	0.55	0.73	0.55	0.59	0.52	0.41	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	2.17	(9.07)	5.32	0.07	2.05	2.28	(6.16)	6.41	(0.24)	1.87

Total from Investment Operations	2.99	(8.19)	6.06	0.62	2.78	2.83	(5.57)	6.93	0.17	2.35

Less Distributions:
Net Investment Income	(0.77)	(0.91)	(0.65)	(0.54)	(0.68)	(0.49)	(1.00)	(0.57)	(0.44)	(0.46)
Net Realized Gains	(0.06)	(1.17)	—	—	—	(0.41)	(0.70)	—	(0.13)	(0.54)

Total Distributions	(0.83)	(2.08)	(0.65)	(0.54)	(0.68)	(0.90)	(1.70)	(0.57)	(0.57)	(1.00)

Net Asset Value, End of Year	$24.94	$22.78	$33.05	$27.64	$27.56	$20.69	$18.76	$26.03	$19.67	$20.07

Total Return	13.02%	(25.94%)	21.91%	2.36%	11.06%	15.09%	(22.57%)	35.51%	0.81%	12.96%

Net Assets, End of Year (thousands)	$4,327,065	$3,938,781	$6,225,187	$5,652,358	$5,968,318	$3,804,119	$3,511,909	$5,115,924	$4,879,733	$6,423,859
Ratio of Expenses to Average Net Assets	0.35%	0.36%	0.39%	0.44%	0.48%	0.59%	0.59%	0.63%	0.69%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.45%	0.46%	0.49%	0.54%	0.58%	0.79%	0.79%	0.83%	0.89%	0.92%
Ratio of Net Investment Income to Average Net Assets	3.11%	3.05%	2.19%	2.07%	2.70%	2.59%	2.57%	2.10%	2.20%	2.44%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

133

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio					Emerging Markets Core Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$24.08	$31.48	$23.93	$27.34	$26.81	$18.13	$25.16	$20.34	$20.59	$18.95

Income from Investment Operations (A)
Net Investment Income (Loss)	1.12	1.32	0.90	0.71	0.70	0.67	0.75	0.57	0.43	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	2.68	(7.34)	7.50	(3.35)	0.57	2.15	(6.97)	4.76	(0.22)	1.64

Total from Investment Operations	3.80	(6.02)	8.40	(2.64)	1.27	2.82	(6.22)	5.33	0.21	2.17

Less Distributions:
Net Investment Income	(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Total Distributions	(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Net Asset Value, End of Year	$26.79	$24.08	$31.48	$23.93	$27.34	$20.32	$18.13	$25.16	$20.34	$20.59

Total Return	15.71%	(19.51%)	35.24%	(9.75%)	4.83%	15.49%	(25.06%)	26.19%	1.13%	11.61%

Net Assets, End of Year (thousands)	$9,936,834	$9,600,125	$13,258,001	$12,596,902	$17,161,936	$22,994,927	$20,968,575	$29,155,369	$24,780,700	$28,622,610
Ratio of Expenses to Average Net Assets	0.44%	0.45%	0.49%	0.52%	0.56%	0.39%	0.40%	0.42%	0.49%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.54%	0.55%	0.59%	0.62%	0.66%	0.39%	0.40%	0.42%	0.50%	0.53%
Ratio of Net Investment Income to Average Net Assets	4.03%	4.49%	2.92%	2.87%	2.54%	3.18%	3.33%	2.26%	2.19%	2.62%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	11%	14%	10%	15%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

134

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Targeted Value Portfolio						Emerging Markets Ex China Core Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018ʊ to Oct 31, 2019		Year Ended Oct 31, 2023	Period Nov 15, 2021ʊ to Oct 31, 2022
Net Asset Value, Beginning of Period	$9.29	$13.13	$9.71	$10.43	$10.00		$7.76	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.30	0.28	0.21	0.24		0.26	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.13	(2.85)	3.39	(0.59)	0.20		0.83	(2.28)

Total from Investment Operations	1.40	(2.55)	3.67	(0.38)	0.44		1.09	(2.00)

Less Distributions:
Net Investment Income	(0.24)	(0.42)	(0.23)	(0.23)	(0.01)		(0.23)	(0.24)
Net Realized Gains	(0.18)	(0.87)	(0.02)	(0.11)	—		—	—

Total Distributions	(0.42)	(1.29)	(0.25)	(0.34)	(0.01)		(0.23)	(0.24)

Net Asset Value, End of Period	$10.27	$9.29	$13.13	$9.71	$10.43		$8.62	$7.76

Total Return	15.20%	(21.40%)	38.29%	(3.89%)	4.38	%(C)	14.04%	(20.16	%)(C)

Net Assets, End of Period (thousands)	$219,178	$189,926	$234,921	$170,163	$114,360		$571,090	$424,447
Ratio of Expenses to Average Net Assets	0.66%	0.66%	0.72%	0.84%	0.85	%(D)(E)	0.42%	0.43	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.67%	0.66%	0.72%	0.87%	0.95	%(D)(E)	0.47%	0.54	%(D)
Ratio of Net Investment Income to Average Net Assets	2.55%	2.72%	2.19%	2.26%	2.30	%(D)(E)	2.94%	3.20	%(D)
Portfolio Turnover Rate	24%	28%	29%	34%	12	%(C)	16%	41	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

135

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2023, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 10/31/23
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	43%
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	—
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	91%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	86%
	The Canadian Small Company Series	96%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—

136

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	—
	DFA International Real Estate Securities Portfolio	59%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	7%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

137

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

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fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.19%*
DFA International Small Cap Value Portfolio	0.39%

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International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2023, the management fee payable by the DFA Global Real Estate Securities Portfolio was reduced from 0.20% to 0.19%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$6	$194	$619
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	259	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	218	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	21	23
Continental Small Company Portfolio (4)	0.42%	0.35%	1	724	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	—	6,580	24,177
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	458	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	16	1,774	419
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	552	—
Emerging Markets Portfolio (11)	0.49%	0.29%	—	4,504	—
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	7,925	—
Emerging Markets Value Portfolio (12)	—	0.38%	—	10,558	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	55	212	541

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

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(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

Effective February 28, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2023, the Expense Limitation Amount for the DFA Global Real Estate Securities Portfolio was 0.24% of the average net assets of such class of the Portfolio on an annualized basis.

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

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(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$286
DFA International Real Estate Securities Portfolio	310
DFA Global Real Estate Securities Portfolio	36
DFA International Small Cap Value Portfolio	96
International Vector Equity Portfolio	103
World ex U.S. Core Equity Portfolio	60
Emerging Markets Core Equity Portfolio	892
Emerging Markets Targeted Value Portfolio	22
Emerging Markets ex China Core Equity Portfolio	69
Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$32
International Core Equity Portfolio	41
Global Small Company Portfolio	—
International Small Company Portfolio	109
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	17
DFA Global Real Estate Securities Portfolio	11
DFA International Small Cap Value Portfolio	179
International Vector Equity Portfolio	6
International High Relative Profitability Portfolio	2
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	5
World ex U.S. Targeted Value Portfolio	1
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	57
Emerging Markets Small Cap Portfolio	52
Emerging Markets Value Portfolio	270
Emerging Markets Core Equity Portfolio	99
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	1

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$445,653	$638,423
International Core Equity Portfolio	2,595,949	3,953,148
DFA International Real Estate Securities Portfolio	245,204	875,339
DFA Global Real Estate Securities Portfolio	452,934	1,761
DFA International Small Cap Value Portfolio	1,327,022	2,066,743
International Vector Equity Portfolio	423,929	568,949
International High Relative Profitability Portfolio	179,700	496,273
World ex U.S. Core Equity Portfolio	362,060	456,909
World ex U.S. Targeted Value Portfolio	166,543	159,044
Emerging Markets Core Equity Portfolio	2,515,235	3,006,798
Emerging Markets Targeted Value Portfolio	56,645	53,036
Emerging Markets ex China Core Equity Portfolio	184,133	83,889

There were no purchases or sales of long-term U.S. government securities.

145

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$246,081	$1,249,435	$1,277,656	$13	$91	$217,964	18,844	$10,484	—

Total	$246,081	$1,249,435	$1,277,656	$13	$91	$217,964	18,844	$10,484	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,476,616	$5,370,625	$5,835,027	$120	$607	$1,012,941	87,572	$61,158	—

Total	$1,476,616	$5,370,625	$5,835,027	$120	$607	$1,012,941	87,572	$61,158	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$51,475	$5,910	$8,627	$(937)	$(3,170)	$44,651	1,192	$633	$1,919

Total	$51,475	$5,910	$8,627	$(937)	$(3,170)	$44,651	1,192	$633	$1,919

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$259,980	$1,847,237	$2,013,383	$39	$76	$93,949	8,122	$6,419	—

Total	$259,980	$1,847,237	$2,013,383	$39	$76	$93,949	8,122	$6,419	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,755,650	$105,182	$767,460	$(245,719)	$212,156	$2,059,809	631,843	—	—
The DFA Short Term Investment Fund	194,324	1,692,576	1,547,063	49	64	339,950	29,390	$9,556	—
DFA Real Estate Securities Portfolio	281,217	—	277,000	189,292	(193,509)	—	—	5,372	$8,561

Total	$3,231,191	$1,797,758	$2,591,523	$(56,378)	$18,711	$2,399,759	661,233	$14,928	$8,561

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$279,235	$1,446,511	$1,559,635	$18	$120	$166,249	14,373	$12,799	—

Total	$279,235	$1,446,511	$1,559,635	$18	$120	$166,249	14,373	$12,799	—

146

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
International Vector Equity Portfolio
The DFA Short Term Investment Fund	$159,430	$696,063	$731,977	$(2)	$65	$123,579	10,684	$6,675	—

Total	$159,430	$696,063	$731,977	$(2)	$65	$123,579	10,684	$6,675	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$113,814	$832,542	$871,453	$5	$41	$74,949	6,480	—	—

Total	$113,814	$832,542	$871,453	$5	$41	$74,949	6,480	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$16,152	$4,999	$2,463	$5	$2,376	$21,069	1,097	$632	—

Total	$16,152	$4,999	$2,463	$5	$2,376	$21,069	1,097	$632	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$167,297	$537,040	$606,644	$(11)	$71	$97,753	8,451	$5,816	—

Total	$167,297	$537,040	$606,644	$(11)	$71	$97,753	8,451	$5,816	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,599	$31,637	$23,712	$1	$1	$9,526	824	$131	—

Total	$1,599	$31,637	$23,712	$1	$1	$9,526	824	$131	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$585,918	$45,846	$66,040	$(674)	$17,184	$582,234	18,478	$8,933	$13,934
International Core Equity Portfolio	260,575	14,400	39,457	(398)	30,022	265,142	19,597	8,026	—
Emerging Markets Core Equity Portfolio	103,159	9,390	15,064	(620)	13,526	110,391	5,433	3,536	—

Total	$949,652	$69,636	$120,561	$(1,692)	$60,732	$957,767	43,508	$20,495	$13,934

147

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$153,472	$17,521	$31,792	$5,117	$(2,700)	$141,618	4,994	$2,196	$4,197
International Core Equity Portfolio	69,823	7,386	19,191	2,241	5,954	66,213	4,894	2,037	—
Emerging Markets Core Equity Portfolio	44,197	6,962	12,562	609	5,024	44,230	2,177	1,443	—

Total	$267,492	$31,869	$63,545	$7,967	$8,278	$252,061	12,065	$5,676	$4,197

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$424,406	$1,458,369	$1,636,786	$24	$172	$246,185	21,283	$15,514	—

Total	$424,406	$1,458,369	$1,636,786	$24	$172	$246,185	21,283	$15,514	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,666	$13,740	$13,682	$1	$1	$1,726	149	—	—

Total	$1,666	$13,740	$13,682	$1	$1	$1,726	149	—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$6,638	$55,590	$54,230	—	$3	$8,001	692	$174	—

Total	$6,638	$55,590	$54,230	—	$3	$8,001	692	$174	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

148

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2022	$180,306	—	—	$180,306
2023	153,335	—	—	153,335
International Core Equity Portfolio
2022	1,137,901	—	—	1,137,901
2023	813,378	—	—	813,378
Global Small Company Portfolio
2022	1,603	$1,952	—	3,555
2023	1,067	—	—	1,067
International Small Company Portfolio
2022	483,283	367,884	—	851,167
2023	310,109	121,655	—	431,764
Japanese Small Company Portfolio
2022	9,064	9,423	—	18,487
2023	3,684	12,000	—	15,684
Asia Pacific Small Company Portfolio
2022	15,273	26,996	—	42,269
2023	9,900	13,433	—	23,333
United Kingdom Small Company Portfolio
2022	1,165	742	—	1,907
2023	438	—	—	438
Continental Small Company Portfolio
2022	24,283	13,197	—	37,480
2023	21,516	—	—	21,516
DFA International Real Estate Securities Portfolio
2022	447,007	—	—	447,007
2023	—	—	—	—
DFA Global Real Estate Securities Portfolio
2022	384,272	96,161	—	480,433
2023	111,720	315,311	—	427,031
DFA International Small Cap Value Portfolio
2022	477,746	38,826	—	516,572
2023	325,253	—	—	325,253
International Vector Equity Portfolio
2022	118,326	68,984	—	187,310
2023	87,142	—	—	87,142
International High Relative Profitability Portfolio
2022	68,053	10,953	—	79,006
2023	42,438	—	—	42,438
World ex U.S. Value Portfolio
2022	10,666	—	—	10,666
2023	9,912	—	—	9,912

149

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Core Equity Portfolio
2022	$119,143	—	—	$119,143
2023	109,998	—	—	109,998
World ex U.S. Targeted Value Portfolio
2022	20,430	$36,246	—	56,676
2023	19,463	—	—	19,463
World Core Equity Portfolio
2022	22,839	8,329	—	31,168
2023	19,655	13,609	—	33,264
Selectively Hedged Global Equity Portfolio
2022	7,741	13,787	—	21,528
2023	15,289	8,996	—	24,285
Emerging Markets Portfolio
2022	157,133	215,646	—	372,779
2023	130,795	10,990	—	141,785
Emerging Markets Small Cap Portfolio
2022	235,523	93,647	—	329,170
2023	90,978	75,855	—	166,833
Emerging Markets Value Portfolio
2022	558,916	—	—	558,916
2023	411,459	—	—	411,459
Emerging Markets Core Equity Portfolio
2022	942,726	—	—	942,726
2023	718,790	—	—	718,790
Emerging Markets Targeted Value Portfolio
2022	11,192	10,941	—	22,133
2023	4,927	3,666	—	8,593
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224
2023	14,175	—	—	14,175

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(7,959)	—	$(7,959)
International Core Equity Portfolio	(41,303)	—	(41,303)
Global Small Company Portfolio	(176)	$(105)	(281)
International Small Company Portfolio	(14,553)	—	(14,553)
Japanese Small Company Portfolio	(1,146)	(47)	(1,193)
Asia Pacific Small Company Portfolio	(981)	—	(981)

150

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Continental Small Company Portfolio	$(269)	—	$(269)
DFA Global Real Estate Securities Portfolio	(3,291)	$(6,592)	(9,883)
DFA International Small Cap Value Portfolio	(22,333)	—	(22,333)
International Vector Equity Portfolio	(4,070)	—	(4,070)
International High Relative Profitability Portfolio	(1,875)	—	(1,875)
World ex U.S. Value Portfolio	(516)	—	(516)
World ex U.S. Core Equity Portfolio	(4,530)	—	(4,530)
World ex U.S. Targeted Value Portfolio	(485)	—	(485)
World Core Equity Portfolio	(143)	(1,073)	(1,216)
Selectively Hedged Global Equity Portfolio	(623)	(801)	(1,424)
Emerging Markets Portfolio	(6,739)	—	(6,739)
Emerging Markets Small Cap Portfolio	(5,646)	—	(5,646)
Emerging Markets Value Portfolio	(30,475)	—	(30,475)
Emerging Markets Core Equity Portfolio	(45,692)	—	(45,692)
Emerging Markets Targeted Value Portfolio	(890)	—	(890)
Emerging Markets ex China Core Equity Portfolio	(925)	—	(925)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$42,109	—	$(540,587)	$1,208,895	$710,417
International Core Equity Portfolio	234,460	—	(1,084,106)	2,863,285	2,013,639
Global Small Company Portfolio	1,321	$645	—	1,908	3,874
International Small Company Portfolio	96,949	—	(139,844)	(135,810)	(178,705)
Japanese Small Company Portfolio	9,815	2,791	—	(1,877)	10,729
Asia Pacific Small Company Portfolio	7,520	—	(14,737)	(64,352)	(71,569)
United Kingdom Small Company Portfolio	340	—	(3,826)	(2,125)	(5,611)
Continental Small Company Portfolio	3,114	—	(32,327)	29,640	427
DFA International Real Estate Securities Portfolio	149,439	—	(1,065,065)	(1,164,461)	(2,080,087)
DFA Global Real Estate Securities Portfolio	91,948	121	—	(1,205,501)	(1,113,432)
DFA International Small Cap Value Portfolio	154,700	13,281	—	552,541	720,522
International Vector Equity Portfolio	37,675	—	(53,879)	370,630	354,426
International High Relative Profitability Portfolio	2,900	—	(77,106)	156,700	82,494
World ex U.S. Value Portfolio	2,800	—	(11,823)	22,126	13,103
World ex U.S. Core Equity Portfolio	27,153	—	(86,490)	261,155	201,818
World ex U.S. Targeted Value Portfolio	2,262	—	(25,411)	(5,090)	(28,239)
World Core Equity Portfolio	—	11,417	—	225,178	236,595

151

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Selectively Hedged Global Equity Portfolio	$4,411	$9,926	—	$86,208	$100,545
Emerging Markets Portfolio	51,190	—	$(76,641)	1,220,797	1,195,346
Emerging Markets Small Cap Portfolio	46,116	—	(60,028)	201,098	187,186
Emerging Markets Value Portfolio	171,121	—	(1,349,492)	392,080	(786,291)
Emerging Markets Core Equity Portfolio	280,994	—	(2,449,745)	3,306,794	1,138,043
Emerging Markets Targeted Value Portfolio	8,154	3,295	—	(854)	10,595
Emerging Markets ex China Core Equity Portfolio	3,975	—	(22,892)	(34,123)	(53,040)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$540,587	$540,587
International Core Equity Portfolio	1,084,106	1,084,106
International Small Company Portfolio	139,844	139,844
Asia Pacific Small Company Portfolio	14,737	14,737
United Kingdom Small Company Portfolio	3,826	3,826
Continental Small Company Portfolio	32,327	32,327
DFA International Real Estate Securities Portfolio	1,065,065	1,065,065
International Vector Equity Portfolio	53,879	53,879
International High Relative Profitability Portfolio	77,106	77,106
World ex U.S. Value Portfolio	11,823	11,823
World ex U.S. Core Equity Portfolio	86,490	86,490
World ex U.S. Targeted Value Portfolio	25,411	25,411
Emerging Markets Portfolio	76,641	76,641
Emerging Markets Small Cap Portfolio	60,028	60,028
Emerging Markets Value Portfolio	1,349,492	1,349,492
Emerging Markets Core Equity Portfolio	2,449,745	2,449,745
Emerging Markets ex China Core Equity Portfolio	22,892	22,892

During the year ended October 31, 2023, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Small Cap Value Portfolio	$57,347
Emerging Markets Value Portfolio	10,859

152

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,050,456	$1,480,280	$(270,534)	$1,209,746
International Core Equity Portfolio	25,150,105	6,171,795	(3,299,983)	2,871,812
Global Small Company Portfolio	71,818	1,992	—	1,992
International Small Company Portfolio	10,176,197	166,724	(302,507)	(135,783)
Japanese Small Company Portfolio	250,569	4,759	(6,638)	(1,879)
Asia Pacific Small Company Portfolio	227,600	—	(64,352)	(64,352)
United Kingdom Small Company Portfolio	20,823	—	(2,125)	(2,125)
Continental Small Company Portfolio	627,416	137,143	(107,502)	29,641
DFA International Real Estate Securities Portfolio	4,713,839	4	(1,163,652)	(1,163,648)
DFA Global Real Estate Securities Portfolio	8,209,527	628,553	(1,834,068)	(1,205,515)
DFA International Small Cap Value Portfolio	9,470,280	1,779,931	(1,224,703)	555,228
International Vector Equity Portfolio	2,736,874	646,346	(275,364)	370,982
International High Relative Profitability Portfolio	1,376,563	256,124	(99,421)	156,703
World ex U.S. Value Portfolio	218,660	22,576	—	22,576
World ex U.S. Core Equity Portfolio	3,136,400	726,637	(460,217)	266,420
World ex U.S. Targeted Value Portfolio	647,508	82,719	(86,208)	(3,489)
World Core Equity Portfolio	732,609	225,178	—	225,178
Selectively Hedged Global Equity Portfolio	165,853	86,208	—	86,208
Emerging Markets Portfolio	3,100,772	1,227,529	—	1,227,529
Emerging Markets Small Cap Portfolio	3,606,582	199,283	—	199,283
Emerging Markets Value Portfolio	9,608,543	384,365	—	384,365
Emerging Markets Core Equity Portfolio	19,670,835	7,047,504	(3,544,522)	3,502,982
Emerging Markets Targeted Value Portfolio	219,311	35,504	(34,327)	1,177
Emerging Markets ex China Core Equity Portfolio	609,323	55,393	(87,530)	(32,137)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

153

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

154

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$44,606
International Core Equity Portfolio	—	245,514
International Small Company Portfolio	—	84,471
DFA International Real Estate Securities Portfolio	—	32,204
DFA Global Real Estate Securities Portfolio	—	2,481
DFA International Small Cap Value Portfolio	—	102,225
International Vector Equity Portfolio	—	24,271
International High Relative Profitability Portfolio	—	4,785
World ex U.S. Core Equity Portfolio	—	29,745
World ex U.S. Targeted Value Portfolio	—	806
Selectively Hedged Global Equity Portfolio	78,611	3,499
Emerging Markets Core Equity Portfolio	—	198,524
Emerging Markets Targeted Value Portfolio	—	1,321
Emerging Markets ex China Core Equity Portfolio	—	1,341

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$479	$479

	Liability Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (2)	Equity Contracts (3)
Large Cap International Portfolio	$(2,143)	—	$(2,143)
International Core Equity Portfolio	(13,180)	—	(13,180)
International Small Company Portfolio	(1,668)	—	(1,668)
DFA International Real Estate Securities Portfolio	(996)	—	(996)
DFA International Small Cap Value Portfolio	(2,188)	—	(2,188)
International Vector Equity Portfolio	(316)	—	(316)
International High Relative Profitability Portfolio	(104)	—	(104)

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	Liability Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (2)	Equity Contracts (3)
World ex U.S. Core Equity Portfolio	$(1,191)	—	$(1,191)
Selectively Hedged Global Equity Portfolio	(254)	$(31)	(223)
Emerging Markets Core Equity Portfolio	(9,504)	—	(9,504)
Emerging Markets Targeted Value Portfolio	(98)	—	(98)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$8,432	—	$8,432
International Core Equity Portfolio	32,560	—	32,560
International Small Company Portfolio	11,496	—	11,496
DFA International Real Estate Securities Portfolio	1,094	—	1,094
DFA Global Real Estate Securities Portfolio	935	—	935
DFA International Small Cap Value Portfolio	12,515	—	12,515
International Vector Equity Portfolio	1,361	—	1,361
International High Relative Profitability Portfolio	1,386	—	1,386
World ex U.S. Core Equity Portfolio	3,739	—	3,739
World ex U.S. Targeted Value Portfolio	423	—	423
Selectively Hedged Global Equity Portfolio	(155)	$(418)	263
Emerging Markets Core Equity Portfolio	21,786	—	21,786
Emerging Markets Targeted Value Portfolio	254	—	254
Emerging Markets ex China Core Equity Portfolio	249	—	249

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$(3,575)	—	$(3,575)
International Core Equity Portfolio	(19,076)	—	(19,076)
International Small Company Portfolio	(4,080)	—	(4,080)
DFA International Real Estate Securities Portfolio	(2,577)	—	(2,577)
DFA Global Real Estate Securities Portfolio	(1,144)	—	(1,144)
DFA International Small Cap Value Portfolio	(5,611)	—	(5,611)

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
International Vector Equity Portfolio	$(755)	—	$(755)
International High Relative Profitability Portfolio	(104)	—	(104)
World ex U.S. Core Equity Portfolio	(2,058)	—	(2,058)
Selectively Hedged Global Equity Portfolio	253	$344	(91)
Emerging Markets Core Equity Portfolio	(15,235)	—	(15,235)
Emerging Markets Targeted Value Portfolio	(98)	—	(98)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2023 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A	$44	$44	$(1)	—	—	$43	$1	$1	$(1)	—	—	—
Barclays Capital	53	53	—	—	—	53	—	—	—	—	—	—
Societe Generale	—	—	—	—	—	—	—	—	—	—	—	—
State Street Bank and Trust	368	368	(21)	—	—	347	21	21	(21)	—	—	—
Bank of America Corp.	—	—	—	—	—	—	9	9	—	—	—	$9
Morgan Stanley and Co. International	14	14	—	—	—	14	—	—	—	—	—	—

Total	$479	$479	$(22)	—	—	$457	$31	$31	$(22)	—	—	$9

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

158

For the year ended October 31, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
Large Cap International Portfolio	5.64%	$2,734	18	$8	$9,549	—
International Core Equity Portfolio	5.47%	2,191	33	11	22,349	—
Global Small Company Portfolio	5.59%	50	49	—	172	$22
DFA International Real Estate Securities Portfolio	5.74%	5,697	44	40	21,790	—
DFA Global Real Estate Securities Portfolio	5.47%	4,710	31	21	17,333	—
DFA International Small Cap Value Portfolio	5.56%	1,900	51	15	11,643	—
International Vector Equity Portfolio	5.46%	1,000	8	1	3,907	—
International High Relative Profitability Portfolio	5.39%	1,878	181	49	15,148	—
World ex U.S. Value Portfolio	5.66%	150	53	1	778	—
World ex U.S. Core Equity Portfolio	5.66%	1,529	39	9	17,052	—
World ex U.S. Targeted Value Portfolio	5.66%	421	102	7	2,024	699
World Core Equity Portfolio	5.52%	2,001	44	13	8,963	—
Emerging Markets Core Equity Portfolio	5.65%	26,066	10	42	83,195	—
Emerging Markets Targeted Value Portfolio	5.46%	495	13	1	2,297	—
Emerging Markets ex China Core Equity Portfolio	5.64%	3,040	31	15	10,799	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

159

For the year ended October 31, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding1	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
DFA International Real Estate Securities Portfolio	Borrower	4.86%	$39,933	9	$47	$73,588	—
DFA Global Real Estate Securities Portfolio	Borrower	4.57%	44,389	4	23	49,086	—
Emerging Markets ex China Core Equity Portfolio	Borrower	4.69%	24,627	5	16	39,932	—

1	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that each Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$75,525	$71,801	$(18,402)
International Core Equity Portfolio	162,646	251,668	(57,350)
DFA Global Real Estate Securities Portfolio	17,999	—	—
DFA International Small Cap Value Portfolio	256,456	295,828	(45,300)
International Vector Equity Portfolio	44,443	67,303	(10,978)
International High Relative Profitability Portfolio	13,376	60,396	(5,040)
World ex U.S. Core Equity Portfolio	26,262	31,594	(5,759)
World ex U.S. Targeted Value Portfolio	22,890	13,140	(2,054)
Emerging Markets Core Equity Portfolio	4,669	22,614	(4,950)
Emerging Markets Targeted Value Portfolio	417	526	18
Emerging Markets ex China Core Equity Portfolio	913	390	(67)

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J. Securities Lending:

As of October 31, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$50,017
International Core Equity Portfolio	341,835
DFA International Real Estate Securities Portfolio	51,460
DFA International Small Cap Value Portfolio	86,972
International Vector Equity Portfolio	43,888
International High Relative Profitability Portfolio	13,516
World ex U.S. Core Equity Portfolio	54,769
World ex U.S. Targeted Value Portfolio	10,475
Emerging Markets Core Equity Portfolio	902,075
Emerging Markets Targeted Value Portfolio	4,752
Emerging Markets ex China Core Equity Portfolio	8,084

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

161

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio Common Stocks	$218,056	—	—	—	$218,056
International Core Equity Portfolio Common Stocks, Rights/Warrants	1,013,399	—	—	—	1,013,399
DFA International Real Estate Securities Portfolio Common Stocks	94,116	—	—	—	94,116
DFA Global Real Estate Securities Portfolio Common Stocks	339,940	—	—	—	339,940
DFA International Small Cap Value Portfolio Common Stocks	166,247	—	—	—	166,247
International Vector Equity Portfolio Common Stocks, Rights/Warrants	123,605	—	—	—	123,605
International High Relative Profitability Portfolio Common Stocks	74,978	—	—	—	74,978
World ex U.S. Core Equity Portfolio Common Stocks	97,824	—	—	—	97,824
World ex U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	9,527	—	—	—	9,527
Emerging Markets Core Equity Portfolio Common Stocks	246,300	—	—	—	246,300
Emerging Markets Targeted Value Portfolio Common Stocks	1,727	—	—	—	1,727
Emerging Markets ex China Core Equity Portfolio Common Stocks	8,001	—	—	—	8,001

K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 shares (“Class R shares”) of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

162

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

N. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio	4	78%
International Core Equity Portfolio	3	70%
Global Small Company Portfolio	4	98%
International Small Company Portfolio	3	80%
Japanese Small Company Portfolio	3	86%
Asia Pacific Small Company Portfolio	2	91%
United Kingdom Small Company Portfolio	3	91%
Continental Small Company Portfolio	2	95%
DFA International Real Estate Securities Portfolio	4	93%
DFA Global Real Estate Securities Portfolio	2	65%
DFA International Small Cap Value Portfolio	3	76%
International Vector Equity Portfolio	2	83%
International High Relative Profitability Portfolio	2	86%
World ex U.S. Value Portfolio	5	79%
World ex U.S. Core Equity Portfolio	2	74%
World ex U.S. Targeted Value Portfolio	2	97%
World Core Equity Portfolio	4	81%

163

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Selectively Hedged Global Equity Portfolio	2	82%
Emerging Markets Portfolio	2	66%
Emerging Markets Small Cap Portfolio	2	61%
Emerging Markets Value Portfolio	3	49%
Emerging Markets Core Equity Portfolio	2	63%
Emerging Markets Targeted Value Portfolio	2	93%
Emerging Markets ex China Core Equity Portfolio	3	93%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

164

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-four portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings or schedules of investments, of each of the portfolios indicated in the table below (twenty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights
Large Cap International Portfolio (1)	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For each of the periods indicated therein
International Core Equity Portfolio (1)
Global Small Company Portfolio (2)
International Small Company Portfolio (2)
Japanese Small Company Portfolio (2)
Asia Pacific Small Company Portfolio (2)
United Kingdom Small Company Portfolio (2)
Continental Small Company Portfolio (2)
DFA International Real Estate Securities Portfolio (1)
DFA Global Real Estate Securities Portfolio (1)
DFA International Small Cap Value Portfolio (1)
International Vector Equity Portfolio (1)
International High Relative Profitability Portfolio (1)
World ex U.S. Value Portfolio (2)
World ex U.S. Core Equity Portfolio (1)
World ex U.S. Targeted Value Portfolio (1)
World Core Equity Portfolio (2)
Selectively Hedged Global Equity Portfolio (2)
Emerging Markets Portfolio (2)
Emerging Markets Small Cap Portfolio (2)
Emerging Markets Value Portfolio (2)
Emerging Markets Core Equity Portfolio (1)
Emerging Markets Targeted Value Portfolio (1)

Emerging Markets ex China Core Equity Portfolio (1)	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period November 15, 2021 (commencement of operations) through October 31, 2022

(1)	Summary schedule of portfolio holdings
(2)	Schedule of investments

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

165

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

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DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Value Portfolio — Institutional Class vs.

MSCI World ex USA Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	16.93%	4.96%	3.25%

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MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

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Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

DFA International Value Portfolio

The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification,

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with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2023, the Master Fund held approximately 530 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 16.93% for the Portfolio and 15.70% for the MSCI World ex USA Value Index, the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Master Fund’s focus on value stocks contributed positively to performance relative to the benchmark. The Master Fund’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return	$1,000.00	$961.00	0.29%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

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DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,239,972,883

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,239,972,883

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

174

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,239,973
Receivables:
Fund Shares Sold	4,657
Prepaid Expenses and Other Assets	31

Total Assets	8,244,661

LIABILITIES:
Payables:
Fund Shares Redeemed	5,793
Due to Advisor	359
Accrued Expenses and Other Liabilities	382

Total Liabilities	6,534

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,238,127

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,238,127 and shares outstanding of 453,371,382, $0.01 Par Value (1)	$18.17

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,849,086
Total Distributable Earnings (Loss)	389,041

NET ASSETS	$8,238,127

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $37,062)	$387,340
Interest	387
Income from Securities Lending, Net	3,453
Expenses Allocated from Affiliated Investment Companies	(18,308)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	372,872

Fund Expenses
Investment Management Fees	21,485
Accounting & Transfer Agent Fees	1,143
Shareholder Servicing Fees
Institutional Class Shares[1]	4
Filing Fees	172
Shareholders’ Reports	449
Directors’/Trustees’ Fees & Expenses	63
Professional Fees	112
Other	37

Total Fund Expenses	23,465

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	17,188

Net Expenses	6,277

Net Investment Income (Loss)	366,595

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(47,315)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	949,714

Net Realized and Unrealized Gain (Loss)	902,399

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,268,994

**	Net of foreign capital gain taxes withheld of $0.
1	Class R2 shares of the Portfolio converted into Institutional Class shares on June 9, 2023.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$366,595	$350,567
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(47,315)	(7,444)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	949,714	(1,569,559)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,268,994	(1,226,436)

Distributions:
Class R2 Shares	43	(78)
Institutional Class Shares	(351,486)	(402,623)

Total Distributions	(351,443)	(402,701)

Capital Share Transactions (1):
Shares Issued	1,196,309	2,471,605
Shares Issued in Lieu of Cash Distributions	344,995	396,749
Shares Redeemed	(1,714,650)	(2,059,528)

Net Increase (Decrease) from Capital Share Transactions	(173,346)	808,826

Total Increase (Decrease) in Net Assets	744,205	(820,311)
Net Assets
Beginning of Year	7,493,922	8,314,233

End of Year	$8,238,127	$7,493,922

(1) Shares Issued and Redeemed:
Shares Issued	63,752	134,715
Shares Issued in Lieu of Cash Distributions	18,392	22,689
Shares Redeemed	(91,729)	(114,398)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,585)	43,006

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$16.19	$19.80	$13.54	$17.18	$17.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.80	0.79	0.62	0.38	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	1.96	(3.49)	6.23	(3.58)	(0.11)

Total from Investment Operations	2.76	(2.70)	6.85	(3.20)	0.52

Less Distributions:
Net Investment Income	(0.78)	(0.87)	(0.59)	(0.44)	(0.56)
Net Realized Gains	—	(0.04)	—	—	(0.52)

Total Distributions	(0.78)	(0.91)	(0.59)	(0.44)	(1.08)

Net Asset Value, End of Year	$18.17	$16.19	$19.80	$13.54	$17.18

Total Return	16.93%	(13.90%)	50.90%	(18.87%)	3.37%

Net Assets, End of Year (thousands)	$8,238,127	$7,492,497	$8,312,480	$6,557,488	$9,173,478
Ratio of Expenses to Average Net Assets	0.29%	0.30%	0.36%	0.40%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.49%	0.50%	0.56%	0.60%	0.64%
Ratio of Net Investment Income to Average Net Assets	4.27%	4.30%	3.36%	2.57%	3.70%

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2023, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund’s Board of Directors. During the year ended October 31, 2023, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	0.25%	—	$17,188	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the

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management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amounts paid by the Fund to the CCO were $18 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$113

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2022	$402,701	—	—	$402,701
2023	351,443	—	—	351,443

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As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(14,751)	—	$(14,751)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$87,620	—	$(94,697)	$396,246	$389,169

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$94,697	$94,697

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$7,847,044	$538,964	$(142,718)	$396,246

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 (“Class R shares”) shares of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares

182

of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder reports, and will have no effect on the Portfolio’s accounting policies or financial statements.

I. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio	3	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2023 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

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THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The DFA International Value Series vs.

MSCI World ex USA Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	17.00%	5.12%	3.43%

The Japanese Small Company Series vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	18.71%	0.99%	4.69%

186

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Asia Pacific Small Company Series vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	0.60%	1.47%	1.33%

The United Kingdom Small Company Series vs.

MSCI UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.20%	0.83%	1.45%

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THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Continental Small Company Series vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	11.76%	4.91%	5.66%

The Canadian Small Company Series vs.

MSCI Canada Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	3.53%	9.14%	3.08%

188

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Emerging Markets Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	13.27%	3.28%	2.28%

The Emerging Markets Small Cap Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.47%	6.99%	4.59%

189

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

190

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

The DFA International Value Series

The DFA International Value Series invests in developed ex U.S. large company value stocks. The Series generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2023, the Series held approximately 530 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

191

For the 12 months ended October 31, 2023, total returns were 17.00% for the Series and 15.70% for the MSCI World ex USA Value Index, the Series’ benchmark. With value stocks outperforming growth stocks, the Series’ focus on value stocks contributed positively to performance relative to the benchmark. The Series’ exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

The Japanese Small Company Series

The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 1,700 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 18.71% for the Series and 13.35% for the MSCI Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark as those stocks underperformed. The Series’ exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 790 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 0.60% for the Series and -2.12% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed. The Series’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The United Kingdom Small Company Series

The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 9.20% for the Series and 5.16% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed. The Series’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

192

The Continental Small Company Series

The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 1,140 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 11.76% for the Series and 8.05% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series’ benchmark. Differences in size definitions between the Series and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Series’ exclusion of REITs contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The Canadian Small Company Series

The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 3.53% for the Series and -1.25% for the MSCI Canada Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those securities underperformed. Additionally, the Series’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The Emerging Markets Series

The Emerging Markets Series invests in large-cap stocks in emerging markets. The Series generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2023, the Series held approximately 1,840 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 13.27% for the Series and 10.80% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in emerging markets. The Series’ emphasis on stocks with smaller

193

market capitalizations also contributed positively to relative performance, as these stocks outperformed. Additionally, the Series’ emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 4,830 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 15.47% for the Series and 10.80% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Series’ inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

194

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$961.20	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$988.70	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

195

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$883.50	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$870.20	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Continental Small Company Series
Actual Fund Return	$1,000.00	$888.10	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$940.70	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Emerging Markets Series
Actual Fund Return	$1,000.00	$964.60	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$991.10	0.25%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

196

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.4%
Consumer Discretionary	12.7%
Consumer Staples	3.9%
Energy	16.0%
Financials	28.3%
Health Care	6.9%
Industrials	10.9%
Information Technology	1.9%
Materials	12.7%
Real Estate	2.1%
Utilities	1.2%

100.0%

The Japanese Small Company Series
Communication Services	2.1%
Consumer Discretionary	14.7%
Consumer Staples	8.5%
Energy	0.8%
Financials	10.1%
Health Care	5.1%
Industrials	28.8%
Information Technology	13.8%
Materials	12.9%
Real Estate	1.5%
Utilities	1.7%

100.0%

The Asia Pacific Small Company Series
Communication Services	5.1%
Consumer Discretionary	20.9%
Consumer Staples	6.7%
Energy	5.5%
Financials	13.4%
Health Care	5.2%
Industrials	12.3%
Information Technology	7.2%
Materials	16.1%
Real Estate	6.9%
Utilities	0.7%

100.0%

197

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	4.0%
Consumer Discretionary	19.1%
Consumer Staples	8.3%
Energy	3.1%
Financials	20.3%
Health Care	3.1%
Industrials	24.4%
Information Technology	6.5%
Materials	5.8%
Real Estate	2.8%
Utilities	2.6%

100.0%

The Continental Small Company Series
Communication Services	4.9%
Consumer Discretionary	8.0%
Consumer Staples	4.9%
Energy	3.9%
Financials	17.2%
Health Care	5.9%
Industrials	26.7%
Information Technology	10.5%
Materials	9.0%
Real Estate	5.0%
Utilities	4.0%

100.0%

The Canadian Small Company Series
Communication Services	0.9%
Consumer Discretionary	3.9%
Consumer Staples	4.8%
Energy	28.2%
Financials	7.1%
Health Care	2.1%
Industrials	15.0%
Information Technology	4.0%
Materials	24.1%
Real Estate	3.2%
Utilities	6.7%

100.0%

The Emerging Markets Series
Communication Services	8.4%
Consumer Discretionary	11.8%
Consumer Staples	6.2%
Energy	5.9%
Financials	21.6%
Health Care	3.9%
Industrials	7.6%
Information Technology	20.7%
Materials	9.4%
Real Estate	1.9%
Utilities	2.6%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.4%
Consumer Discretionary	12.8%
Consumer Staples	6.8%
Energy	1.8%
Financials	10.3%
Health Care	8.5%
Industrials	16.7%
Information Technology	15.5%
Materials	15.0%
Real Estate	5.2%
Utilities	4.0%

100.0%

198

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.0%)
ANZ Group Holdings Ltd.	3,680,652	$58,040,113	0.5%
National Australia Bank Ltd.	5,308,636	95,100,201	0.8%
Santos Ltd.	14,074,222	68,674,552	0.6%
Westpac Banking Corp.	5,237,352	68,775,704	0.6%
Woodside Energy Group Ltd.	3,980,187	86,687,647	0.8%
Other Securities		314,300,818	2.8%

TOTAL AUSTRALIA		691,579,035	6.1%

AUSTRIA — (0.1%)
Other Securities		10,556,242	0.1%

BELGIUM — (0.6%)
Other Securities		68,158,356	0.6%

CANADA — (9.1%)
Bank of Montreal	1,331,346	100,583,190	0.9%
Bank of Nova Scotia	683,012	27,655,399	0.2%
Bank of Nova Scotia	2,162,349	87,510,264	0.8%
Canadian Imperial Bank of Commerce	1,736,371	61,240,963	0.5%
Fairfax Financial Holdings Ltd.	96,097	79,970,305	0.7%
Manulife Financial Corp.	3,267,295	56,916,279	0.5%
Suncor Energy, Inc.	2,388,283	77,380,369	0.7%
Teck Resources Ltd., Class B	2,373,766	83,888,890	0.7%
Other Securities		480,476,534	4.2%

TOTAL CANADA		1,055,622,193	9.2%

DENMARK — (2.2%)
Other Securities		251,518,708	2.2%

FINLAND — (0.8%)
Other Securities		95,535,714	0.8%

FRANCE — (11.3%)
AXA SA	2,402,612	71,190,414	0.6%
BNP Paribas SA	1,438,342	82,710,427	0.7%
Cie de Saint-Gobain SA	1,911,069	104,027,435	0.9%
Cie Generale des Etablissements Michelin SCA	2,726,689	81,005,707	0.7%
Engie SA	3,701,762	58,876,095	0.5%
Orange SA	7,475,414	87,926,131	0.8%
Sanofi SA	956,125	86,822,112	0.8%
TotalEnergies SE	6,840,726	457,353,790	4.0%
Other Securities		287,207,408	2.5%

TOTAL FRANCE		1,317,119,519	11.5%

GERMANY — (6.2%)
BASF SE	1,595,449	73,721,149	0.6%
Bayer AG	2,226,814	96,217,422	0.8%
Bayerische Motoren Werke AG	942,197	87,628,385	0.8%
Mercedes-Benz Group AG	2,471,518	145,409,910	1.3%

199

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$321,888,239	2.8%

TOTAL GERMANY		724,865,105	6.3%

HONG KONG — (1.5%)
Other Securities		170,991,702	1.5%

IRELAND — (0.2%)
Other Securities		25,038,980	0.2%

ISRAEL — (0.4%)
Other Securities		51,951,842	0.5%

ITALY — (2.3%)
Stellantis NV	3,233,234	60,404,388	0.5%
UniCredit SpA	4,159,978	104,289,031	0.9%
Other Securities		101,608,790	0.9%

TOTAL ITALY		266,302,209	2.3%

JAPAN — (21.2%)
Honda Motor Co. Ltd.	10,566,000	108,288,524	1.0%
Mitsubishi Corp.	2,313,200	107,831,082	0.9%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	85,516,868	0.8%
Sumitomo Mitsui Financial Group, Inc.	1,370,700	66,078,671	0.6%
# Takeda Pharmaceutical Co. Ltd.	2,592,971	70,385,489	0.6%
Toyota Motor Corp.	7,782,350	136,142,401	1.2%
Other Securities		1,885,791,758	16.4%

TOTAL JAPAN		2,460,034,793	21.5%

NETHERLANDS — (3.5%)
ING Groep NV	4,971,616	63,738,727	0.6%
Koninklijke Ahold Delhaize NV	4,003,663	118,555,624	1.0%
Other Securities		228,550,902	2.0%

TOTAL NETHERLANDS		410,845,253	3.6%

NEW ZEALAND — (0.2%)
Other Securities		20,727,048	0.2%

NORWAY — (0.9%)
Other Securities		101,952,505	0.9%

PORTUGAL — (0.1%)
Other Securities		14,600,091	0.1%

SINGAPORE — (1.0%)
Other Securities		119,239,175	1.0%

SPAIN — (2.4%)
# Banco Santander SA	34,833,091	128,113,786	1.1%
# Banco Santander SA, Sponsored ADR	219,342	796,211	0.0%
Repsol SA	5,269,796	77,161,128	0.7%
Other Securities		76,139,234	0.7%

TOTAL SPAIN		282,210,359	2.5%

200

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$292,244,822	2.6%

SWITZERLAND — (9.9%)
Cie Financiere Richemont SA, Class A	809,027	95,445,330	0.8%
Holcim AG	974,130	60,228,276	0.5%
Novartis AG	1,526,421	142,902,858	1.3%
# Novartis AG, Sponsored ADR	1,378,570	129,006,581	1.1%
Swisscom AG	94,854	56,835,455	0.5%
UBS Group AG	6,031,321	141,714,501	1.2%
#* UBS Group AG	1,233,582	28,939,820	0.3%
Zurich Insurance Group AG	348,909	165,729,170	1.5%
Other Securities		330,054,021	2.9%

TOTAL SWITZERLAND		1,150,856,012	10.1%

UNITED KINGDOM — (12.8%)
BP PLC, Sponsored ADR	1,698,003	62,112,950	0.5%
British American Tobacco PLC	1,884,352	56,290,123	0.5%
Glencore PLC	12,424,779	65,811,861	0.6%
HSBC Holdings PLC	13,535,003	97,728,348	0.9%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	84,438,585	0.7%
Lloyds Banking Group PLC	124,313,687	60,503,314	0.5%
Shell PLC	307,658	9,914,840	0.1%
# Shell PLC, ADR	9,015,405	587,263,482	5.1%
Other Securities		467,100,882	4.1%

TOTAL UNITED KINGDOM		1,491,164,385	13.0%

UNITED STATES — (0.7%)
Other Securities		82,198,731	0.7%

TOTAL COMMON STOCKS		11,155,312,779	97.5%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		75,043,140	0.6%

TOTAL INVESTMENT SECURITIES (Cost $10,152,946,131)		11,230,355,919

		Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	34,363,676	397,484,640	3.5%

TOTAL INVESTMENTS—(100.0%) (Cost $10,550,431,199)		$11,627,840,559	101.6%

201

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	490	12/15/23	$107,657,486	$103,200,125	$(4,457,361)

Total Futures Contracts			$107,657,486	$103,200,125	$(4,457,361)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$691,579,035	—	$691,579,035
Austria	—	10,556,242	—	10,556,242
Belgium	—	68,158,356	—	68,158,356
Canada	$1,055,622,193	—	—	1,055,622,193
Denmark	—	251,518,708	—	251,518,708
Finland	4,405,789	91,129,925	—	95,535,714
France	—	1,317,119,519	—	1,317,119,519
Germany	16,328,138	708,536,967	—	724,865,105
Hong Kong	—	170,991,702	—	170,991,702
Ireland	—	25,038,980	—	25,038,980
Israel	—	51,951,842	—	51,951,842
Italy	51,149,858	215,152,351	—	266,302,209
Japan	23,469,350	2,436,565,443	—	2,460,034,793
Netherlands	23,539,526	387,305,727	—	410,845,253
New Zealand	—	20,727,048	—	20,727,048
Norway	—	101,952,505	—	101,952,505
Portugal	—	14,600,091	—	14,600,091
Singapore	—	119,239,175	—	119,239,175
Spain	8,288,581	273,921,778	—	282,210,359
Sweden	—	292,244,822	—	292,244,822
Switzerland	178,193,050	972,662,962	—	1,150,856,012
United Kingdom	804,084,889	687,079,496	—	1,491,164,385
United States	82,198,731	—	—	82,198,731
Preferred Stocks
Germany	—	75,043,140	—	75,043,140
Securities Lending Collateral	—	397,484,640	—	397,484,640
Futures Contracts**	(4,457,361)	—	—	(4,457,361)

TOTAL	$2,242,822,744	$9,380,560,454	—	$11,623,383,198

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

202

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (2.0%)
Other Securities		$57,215,453	2.0%

CONSUMER DISCRETIONARY — (14.6%)
Food & Life Cos. Ltd.	473,500	7,980,732	0.3%
# Kyoritsu Maintenance Co. Ltd.	179,000	6,846,028	0.3%
Resorttrust, Inc.	514,664	7,406,083	0.3%
Tomy Co. Ltd.	549,293	7,576,172	0.3%
Yoshinoya Holdings Co. Ltd.	333,700	7,798,729	0.3%
Other Securities		372,773,265	13.1%

TOTAL CONSUMER DISCRETIONARY		410,381,009	14.6%

CONSUMER STAPLES — (8.4%)
Morinaga & Co. Ltd.	212,599	7,667,235	0.3%
Nissui Corp.	1,771,500	8,596,290	0.3%
Pigeon Corp.	722,925	7,675,931	0.3%
Sapporo Holdings Ltd.	258,920	9,115,564	0.3%
Other Securities		204,377,820	7.2%

TOTAL CONSUMER STAPLES		237,432,840	8.4%

ENERGY — (0.8%)
Japan Petroleum Exploration Co. Ltd.	215,300	7,372,216	0.3%
Other Securities		14,740,245	0.5%

TOTAL ENERGY		22,112,461	0.8%

FINANCIALS — (10.0%)
77 Bank Ltd.	351,052	7,824,613	0.3%
Gunma Bank Ltd.	2,072,540	10,015,697	0.4%
Hirogin Holdings, Inc.	1,509,400	9,597,788	0.3%
Hokuhoku Financial Group, Inc.	688,853	8,042,412	0.3%
Kyushu Financial Group, Inc.	1,844,437	11,622,672	0.4%
Nishi-Nippon Financial Holdings, Inc.	739,500	8,831,931	0.3%
Shiga Bank Ltd.	279,100	7,380,889	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	11,358,673	0.4%
Other Securities		206,999,387	7.3%

TOTAL FINANCIALS		281,674,062	10.0%

HEALTH CARE — (5.0%)
Jeol Ltd.	252,800	7,137,389	0.3%
Nakanishi, Inc.	351,400	7,717,880	0.3%
Other Securities		127,231,236	4.4%

TOTAL HEALTH CARE		142,086,505	5.0%

INDUSTRIALS — (28.5%)
Daiseki Co. Ltd.	285,355	7,880,789	0.3%
DMG Mori Co. Ltd.	674,700	11,159,541	0.4%
EXEO Group, Inc.	493,200	10,243,644	0.4%
Hazama Ando Corp.	1,150,400	8,904,120	0.3%
Kokuyo Co. Ltd.	454,525	7,045,125	0.3%
Mabuchi Motor Co. Ltd.	254,834	7,280,487	0.3%
Meitec Group Holdings, Inc.	478,200	8,416,362	0.3%

203

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Mirait One Corp.	565,135	$7,490,157	0.3%
Nagase & Co. Ltd.	584,600	8,856,159	0.3%
Nichias Corp.	378,700	7,513,304	0.3%
Nikkon Holdings Co. Ltd.	369,900	7,848,810	0.3%
Ushio, Inc.	592,600	7,227,008	0.3%
Other Securities		705,369,769	24.7%

TOTAL INDUSTRIALS		805,235,275	28.5%

INFORMATION TECHNOLOGY — (13.7%)
Alps Alpine Co. Ltd.	911,442	7,479,491	0.3%
Citizen Watch Co. Ltd.	1,550,700	9,043,705	0.3%
Daiwabo Holdings Co. Ltd.	574,800	10,925,050	0.4%
Dexerials Corp.	345,400	7,878,683	0.3%
Maruwa Co. Ltd.	50,800	8,913,540	0.3%
NET One Systems Co. Ltd.	492,716	7,520,285	0.3%
# Nippon Electric Glass Co. Ltd.	393,736	7,871,676	0.3%
NSD Co. Ltd.	482,660	8,397,741	0.3%
Tokyo Seimitsu Co. Ltd.	203,000	9,489,316	0.3%
Ulvac, Inc.	200,200	6,884,710	0.3%
Other Securities		300,915,943	10.6%

TOTAL INFORMATION TECHNOLOGY		385,320,140	13.7%

MATERIALS — (12.8%)
ADEKA Corp.	507,000	8,476,143	0.3%
Mitsui Mining & Smelting Co. Ltd.	345,600	8,974,059	0.3%
Sumitomo Bakelite Co. Ltd.	171,900	7,649,191	0.3%
Taiheiyo Cement Corp.	478,091	8,193,349	0.3%
Teijin Ltd.	754,588	6,829,833	0.3%
Tokai Carbon Co. Ltd.	943,200	7,238,009	0.3%
UBE Corp.	611,100	9,410,201	0.3%
Other Securities		304,800,022	10.7%

TOTAL MATERIALS		361,570,807	12.8%

REAL ESTATE — (1.5%)
Other Securities		42,985,677	1.5%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	676,700	10,170,459	0.4%
Other Securities		37,326,611	1.3%

TOTAL UTILITIES		47,497,070	1.7%

TOTAL COMMON STOCKS (Cost $2,743,166,586)		2,793,511,299	99.0%

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	2,508,802	29,019,314	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,772,186,608)		$2,822,530,613	100.0%

204

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$57,215,453	—	$57,215,453
Consumer Discretionary	$1,476,840	408,904,169	—	410,381,009
Consumer Staples	—	237,432,840	—	237,432,840
Energy	—	22,112,461	—	22,112,461
Financials	—	281,674,062	—	281,674,062
Health Care	—	142,086,505	—	142,086,505
Industrials	—	805,235,275	—	805,235,275
Information Technology	—	385,320,140	—	385,320,140
Materials	—	361,570,807	—	361,570,807
Real Estate	—	42,985,677	—	42,985,677
Utilities	—	47,497,070	—	47,497,070
Securities Lending Collateral	—	29,019,314	—	29,019,314

TOTAL	$1,476,840	$2,821,053,773	—	$2,822,530,613

See accompanying Notes to Financial Statements.

205

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
AUSTRALIA — (64.1%)
	AMP Ltd.	16,394,773	$10,923,695	0.9%
	Ansell Ltd.	667,276	9,015,436	0.8%
#	ARB Corp. Ltd.	516,706	9,641,932	0.8%
	AUB Group Ltd.	653,490	11,222,709	0.9%
#	Bank of Queensland Ltd.	3,124,152	10,152,388	0.8%
	Bapcor Ltd.	2,047,713	6,970,109	0.6%
	Beach Energy Ltd.	8,618,391	8,488,701	0.7%
*	Bellevue Gold Ltd.	8,798,707	8,001,775	0.7%
*	Boss Energy Ltd.	2,371,994	6,536,645	0.5%
#	Breville Group Ltd.	613,229	8,311,031	0.7%
*	Capricorn Metals Ltd.	2,313,472	6,883,469	0.6%
#	Champion Iron Ltd.	1,787,152	8,128,867	0.7%
	Corporate Travel Management Ltd.	706,323	7,474,030	0.6%
	CSR Ltd.	3,025,097	10,809,247	0.9%
	Domino’s Pizza Enterprises Ltd.	284,704	9,226,985	0.8%
	Downer EDI Ltd.	4,102,725	9,867,275	0.8%
	Eagers Automotive Ltd.	877,469	7,216,825	0.6%
#	Flight Centre Travel Group Ltd.	991,677	11,788,395	1.0%
	Gold Road Resources Ltd.	8,223,152	9,774,805	0.8%
	GUD Holdings Ltd.	1,021,707	6,947,914	0.6%
#	Harvey Norman Holdings Ltd.	3,154,895	7,374,464	0.6%
	HUB24 Ltd.	477,073	9,211,187	0.8%
	Iluka Resources Ltd.	1,561,869	7,212,329	0.6%
	InvoCare Ltd.	908,018	7,307,553	0.6%
	IPH Ltd.	1,569,172	6,819,157	0.6%
*	Karoon Energy Ltd.	4,021,732	6,476,220	0.5%
	Metcash Ltd.	4,615,181	10,807,985	0.9%
	Netwealth Group Ltd.	806,030	6,549,114	0.5%
	New Hope Corp. Ltd.	3,051,610	11,230,195	0.9%
	nib holdings Ltd.	2,762,115	12,729,528	1.1%
	Nine Entertainment Co. Holdings Ltd.	7,806,987	9,199,665	0.8%
	Orora Ltd.	8,207,195	12,861,724	1.1%
*	Paladin Energy Ltd.	16,031,454	9,660,647	0.8%
	Perpetual Ltd.	638,190	7,802,171	0.7%
	Perseus Mining Ltd.	7,999,202	8,546,820	0.7%
	Reliance Worldwide Corp. Ltd.	4,522,177	10,079,750	0.8%
*	Sandfire Resources Ltd.	3,123,483	11,848,150	1.0%
	Sims Ltd.	999,254	7,965,428	0.7%
	Super Retail Group Ltd.	1,077,207	9,063,950	0.8%
	Tabcorp Holdings Ltd.	13,480,179	6,651,512	0.6%
	Technology One Ltd.	742,435	6,885,186	0.6%
Ω	Viva Energy Group Ltd.	6,590,681	11,867,968	1.0%
#*	Webjet Ltd.	2,302,818	8,948,714	0.7%
	Other Securities		387,123,834	32.0%

TOTAL AUSTRALIA			771,605,484	64.2%

CAYMAN ISLANDS — (0.0%)
	Other Security		23,977	0.0%

CHINA — (0.1%)
	Other Securities		789,268	0.1%

206

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HONG KONG — (21.0%)
	ASMPT Ltd.	1,562,400	$13,232,824	1.1%
	Luk Fook Holdings International Ltd.	3,378,000	8,380,129	0.7%
	NWS Holdings Ltd.	6,279,000	7,429,555	0.6%
	Pacific Basin Shipping Ltd.	28,378,000	8,211,841	0.7%
	PCCW Ltd.	18,348,545	8,980,462	0.8%
*Ω	Samsonite International SA	3,780,000	11,707,104	1.0%
	Other Securities		194,764,988	16.1%

	TOTAL HONG KONG		252,706,903	21.0%

	NEW ZEALAND — (3.2%)
	Other Securities		39,180,066	3.2%

	SINGAPORE — (10.6%)
	ComfortDelGro Corp. Ltd.	9,516,700	9,191,833	0.8%
	Other Securities		118,504,758	9.8%

	TOTAL SINGAPORE		127,696,591	10.6%

	TOTAL COMMON STOCKS		1,192,002,289	99.1%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
	Other Securities		1,336	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $1,516,440,464)		1,192,003,625

			Value†
	SECURITIES LENDING COLLATERAL — (1.0%)
	@§ The DFA Short Term Investment Fund	1,022,740	11,830,034	1.0%

	TOTAL INVESTMENTS—(100.0%) (Cost $1,528,270,413)		$1,203,833,659	100.1%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$13,693	$771,242,347	$349,444		$771,605,484
Cayman Islands	—	23,977	—		23,977
China	—	789,268	—		789,268
Hong Kong	—	252,398,888	308,015		252,706,903
New Zealand	—	39,180,066	—		39,180,066
Singapore	—	127,046,839	649,752		127,696,591
Rights/Warrants
Australia	—	1,336	—		1,336
Securities Lending Collateral	—	11,830,034	—		11,830,034

TOTAL	$13,693	$1,202,512,755	$1,307,211	^	$1,203,833,659

207

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

208

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (4.0%)
4imprint Group PLC	165,738	$10,143,389	0.8%
ITV PLC	14,659,552	11,414,423	0.9%
Moneysupermarket.com Group PLC	3,209,924	10,129,507	0.8%
Other Securities		18,523,765	1.5%

TOTAL COMMUNICATION SERVICES		50,211,084	4.0%

CONSUMER DISCRETIONARY — (19.0%)
Bellway PLC	596,527	15,180,838	1.2%
Domino’s Pizza Group PLC	3,097,499	12,924,628	1.0%
Games Workshop Group PLC	177,416	21,331,156	1.7%
Greggs PLC	601,854	17,359,651	1.4%
Inchcape PLC	2,145,919	17,397,976	1.4%
Persimmon PLC	978,415	12,116,690	1.0%
Pets at Home Group PLC	2,876,399	9,834,326	0.8%
Redrow PLC	1,640,617	9,722,304	0.8%
Vistry Group PLC	1,581,400	13,630,585	1.1%
Other Securities		107,540,636	8.5%

TOTAL CONSUMER DISCRETIONARY		237,038,790	18.9%

CONSUMER STAPLES — (8.3%)
Britvic PLC	1,626,728	16,593,568	1.3%
Cranswick PLC	366,623	15,588,013	1.3%
* Marks & Spencer Group PLC	9,096,384	24,019,747	1.9%
Tate & Lyle PLC	2,193,476	16,830,969	1.3%
Other Securities		30,051,812	2.4%

TOTAL CONSUMER STAPLES		103,084,109	8.2%

ENERGY — (3.0%)
Other Securities		38,047,863	3.0%

FINANCIALS — (20.1%)
Bank of Georgia Group PLC	269,724	10,920,373	0.9%
Beazley PLC	3,110,587	19,485,841	1.6%
Burford Capital Ltd.	974,033	12,043,015	1.0%
Close Brothers Group PLC	934,202	9,069,257	0.7%
* Direct Line Insurance Group PLC	5,736,832	10,577,314	0.8%
Hiscox Ltd.	1,481,388	16,914,945	1.3%
IG Group Holdings PLC	1,557,868	12,102,444	1.0%
Lancashire Holdings Ltd.	1,629,727	11,253,076	0.9%
Man Group PLC	7,541,211	20,162,454	1.6%
Paragon Banking Group PLC	1,921,607	10,365,204	0.8%
Plus500 Ltd.	531,015	9,109,342	0.7%
Virgin Money U.K. PLC	6,394,358	11,617,099	0.9%
Other Securities		97,536,245	7.9%

TOTAL FINANCIALS		251,156,609	20.1%

HEALTH CARE — (3.0%)
* Indivior PLC	766,956	14,704,637	1.2%
Other Securities		23,358,121	1.9%

TOTAL HEALTH CARE		38,062,758	3.1%

209

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.2%)
* Babcock International Group PLC	2,641,605	$12,568,828	1.0%
Balfour Beatty PLC	3,585,302	13,512,546	1.1%
Diploma PLC	428,815	14,867,363	1.2%
Grafton Group PLC	1,489,341	14,019,677	1.1%
Hays PLC	9,150,271	10,722,745	0.9%
Howden Joinery Group PLC	1,391,766	10,808,598	0.9%
* International Distributions Services PLC	3,240,163	9,959,380	0.8%
JET2 PLC	813,756	9,944,724	0.8%
Mitie Group PLC	7,951,370	9,543,633	0.8%
QinetiQ Group PLC	3,297,003	13,291,365	1.1%
Rotork PLC	4,407,598	15,761,223	1.3%
Serco Group PLC	5,743,194	9,978,356	0.8%
Travis Perkins PLC	1,117,269	10,066,748	0.8%
Other Securities		146,925,070	11.5%

TOTAL INDUSTRIALS		301,970,256	24.1%

INFORMATION TECHNOLOGY — (6.4%)
Computacenter PLC	501,247	15,677,786	1.3%
Softcat PLC	689,548	10,622,540	0.8%
Spectris PLC	361,445	13,657,892	1.1%
Other Securities		40,018,928	3.2%

TOTAL INFORMATION TECHNOLOGY		79,977,146	6.4%

MATERIALS — (5.7%)
Hill & Smith PLC	550,246	11,030,269	0.9%
Other Securities		60,717,342	4.8%

TOTAL MATERIALS		71,747,611	5.7%

REAL ESTATE — (2.8%)
Grainger PLC	4,251,088	11,765,849	1.0%
Savills PLC	971,680	9,308,536	0.8%
Other Securities		13,332,369	1.0%

TOTAL REAL ESTATE		34,406,754	2.8%

UTILITIES — (2.6%)
Drax Group PLC	2,467,126	12,675,532	1.0%
Pennon Group PLC	1,364,308	12,065,996	1.0%
Other Security		7,989,073	0.6%

TOTAL UTILITIES		32,730,601	2.6%

TOTAL COMMON STOCKS (Cost $1,353,648,625)		1,238,433,581	98.9%

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	1,003,030	11,602,045	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,365,250,747)		$1,250,035,626	99.9%

210

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$9,735	$50,201,349	—		$50,211,084
Consumer Discretionary	—	237,038,790	—		237,038,790
Consumer Staples	—	103,084,109	—		103,084,109
Energy	—	37,923,815	$124,048		38,047,863
Financials	—	251,155,569	1,040		251,156,609
Health Care	—	38,062,758	—		38,062,758
Industrials	—	301,970,256	—		301,970,256
Information Technology	—	79,977,146	—		79,977,146
Materials	—	71,747,611	—		71,747,611
Real Estate	—	34,406,754	—		34,406,754
Utilities	—	32,730,601	—		32,730,601
Securities Lending Collateral	—	11,602,045	—		11,602,045

TOTAL	$9,735	$1,249,900,803	$125,088	^	$1,250,035,626

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

211

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (95.9%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	438,579	$20,187,397	0.4%
Ω	BAWAG Group AG	434,580	19,356,361	0.4%
	Other Securities		111,012,363	2.4%

	TOTAL AUSTRIA		150,556,121	3.2%

	BELGIUM — (3.8%)
	Ackermans & van Haaren NV	171,688	25,487,591	0.6%
	Euronav NV	1,303,139	23,326,697	0.5%
	Other Securities		132,117,956	2.8%

	TOTAL BELGIUM		180,932,244	3.9%

	DENMARK — (6.4%)
*	Jyske Bank AS	437,851	30,857,271	0.7%
	Ringkjoebing Landbobank AS	197,625	26,935,971	0.6%
	Royal Unibrew AS	312,981	22,640,649	0.5%
	Sydbank AS	461,164	20,032,806	0.4%
	Other Securities		203,835,973	4.4%

	TOTAL DENMARK		304,302,670	6.6%

	FINLAND — (5.1%)
	Huhtamaki OYJ	631,957	21,724,252	0.5%
	Orion OYJ, Class B	629,985	25,064,275	0.6%
#	Valmet OYJ	886,762	19,900,132	0.4%
	Wartsila OYJ Abp	2,378,105	28,379,105	0.6%
	Other Securities		146,586,296	3.1%

	TOTAL FINLAND		241,654,060	5.2%

	FRANCE — (11.3%)
	Elis SA	1,272,724	20,872,644	0.5%
	Gaztransport Et Technigaz SA	171,206	21,898,963	0.5%
	Rexel SA	1,427,474	29,152,980	0.6%
	SCOR SE	850,826	25,400,939	0.5%
*	SOITEC	147,840	22,066,351	0.5%
	Sopra Steria Group SACA	120,549	21,642,911	0.5%
	SPIE SA	860,805	22,637,026	0.5%
	Other Securities		372,000,758	7.9%

	TOTAL FRANCE		535,672,572	11.5%

	GERMANY — (14.1%)
#	Bechtle AG	434,992	19,441,013	0.4%
	CTS Eventim AG & Co. KGaA	322,671	19,536,483	0.4%
	Freenet AG	931,981	23,656,380	0.5%
	Gerresheimer AG	239,432	22,332,589	0.5%
	Hugo Boss AG	412,000	24,095,810	0.5%
	thyssenkrupp AG	3,151,431	21,964,393	0.5%
	Other Securities		536,826,812	11.6%

	TOTAL GERMANY		667,853,480	14.4%

212

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
IRELAND — (1.0%)
	Other Securities		$45,236,596	1.0%

ISRAEL — (1.9%)
	Other Securities		91,075,560	2.0%

ITALY — (10.6%)
	Banco BPM SpA	9,876,720	50,532,629	1.1%
#	BPER Banca	6,542,561	21,290,464	0.5%
	Brunello Cucinelli SpA	248,717	20,006,230	0.4%
	Leonardo SpA	2,654,010	40,108,685	0.9%
	Other Securities		371,549,104	7.9%

TOTAL ITALY			503,487,112	10.8%

NETHERLANDS — (4.9%)
	Aalberts NV	673,240	21,020,076	0.5%
	Arcadis NV	526,995	22,273,333	0.5%
	BE Semiconductor Industries NV	392,853	40,581,596	0.9%
Ω	Signify NV	743,928	19,284,717	0.4%
	Other Securities		131,580,048	2.8%

TOTAL NETHERLANDS			234,739,770	5.1%

NORWAY — (2.0%)
	Other Securities		97,377,918	2.1%

PORTUGAL — (1.1%)
	Other Securities		50,590,874	1.1%

SPAIN — (6.4%)
	Banco de Sabadell SA	36,362,876	45,213,373	1.0%
	Bankinter SA	4,245,482	26,846,128	0.6%
#	Enagas SA	1,457,648	24,384,537	0.5%
	Other Securities		206,882,969	4.4%

TOTAL SPAIN			303,327,007	6.5%

SWEDEN — (5.4%)
	Other Securities		258,456,868	5.6%

SWITZERLAND — (18.7%)
	Adecco Group AG	573,691	21,710,502	0.5%
	Allreal Holding AG	123,491	19,816,056	0.4%
	Belimo Holding AG	65,574	27,607,771	0.6%
	BKW AG	161,471	27,144,558	0.6%
	Bucher Industries AG	54,010	19,279,744	0.4%
*	Dufry AG	554,235	19,428,293	0.4%
	Flughafen Zurich AG	145,858	27,255,287	0.6%
Ω	Galenica AG	285,324	21,555,903	0.5%
	Georg Fischer AG	626,442	32,506,926	0.7%
	Helvetia Holding AG	262,788	35,327,584	0.8%
	PSP Swiss Property AG	337,750	41,556,493	0.9%
	Siegfried Holding AG	32,647	25,889,674	0.6%
	Temenos AG	344,252	24,801,829	0.5%
Ω	VAT Group AG	71,846	25,477,992	0.5%

213

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Other Securities		$516,718,458	11.1%

TOTAL SWITZERLAND		886,077,070	19.1%

UNITED STATES — (0.0%)
Other Securities		1,431,685	0.0%

TOTAL COMMON STOCKS		4,552,771,607	98.1%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		41,269,340	0.9%

RIGHTS/WARRANTS — (0.0%)
FINLAND — (0.0%)
Other Security		1,801,296	0.0%

SPAIN — (0.0%)
Other Security		477,756	0.0%

TOTAL RIGHTS/WARRANTS		2,279,052	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,294,866,091)		4,596,319,999

		Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	13,062,502	151,093,958	3.3%

TOTAL INVESTMENTS—(100.0%) (Cost $4,445,959,349)		$4,747,413,957	102.3%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$974,623	$149,581,498	—	$150,556,121
Belgium	792,151	180,140,093	—	180,932,244
Denmark	—	304,302,670	—	304,302,670
Finland	—	241,654,060	—	241,654,060
France	—	535,672,572	—	535,672,572
Germany	1,775,471	666,078,009	—	667,853,480
Ireland	—	45,236,596	—	45,236,596
Israel	1,713,493	89,362,067	—	91,075,560
Italy	—	503,487,112	—	503,487,112
Netherlands	—	234,739,770	—	234,739,770
Norway	—	97,377,918	—	97,377,918
Portugal	—	50,590,874	—	50,590,874
Spain	—	303,327,007	—	303,327,007
Sweden	—	258,456,868	—	258,456,868
Switzerland	—	886,077,070	—	886,077,070

214

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$1,431,685	—	$1,431,685
Preferred Stocks
Germany	—	41,269,340	—	41,269,340
Rights/Warrants
Finland	—	1,801,296	—	1,801,296
Spain	—	477,756	—	477,756
Securities Lending Collateral	—	151,093,958	—	151,093,958

TOTAL	$5,255,738	$4,742,158,219	—	$4,747,413,957

See accompanying Notes to Financial Statements.

215

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.2%)
COMMUNICATION SERVICES — (0.8%)
	Other Securities		$10,370,357	0.9%

CONSUMER DISCRETIONARY — (3.7%)
#*	Aritzia, Inc.	490,659	7,631,884	0.6%
	Linamar Corp.	254,133	10,988,148	0.9%
	Other Securities		27,506,543	2.4%

TOTAL CONSUMER DISCRETIONARY			46,126,575	3.9%

CONSUMER STAPLES — (4.5%)
	Maple Leaf Foods, Inc.	468,524	9,328,248	0.8%
#	Premium Brands Holdings Corp.	244,773	15,758,668	1.3%
	Primo Water Corp.	92,255	1,204,850	0.1%
	Primo Water Corp.	799,922	10,434,894	0.9%
	Other Securities		19,771,521	1.7%

TOTAL CONSUMER STAPLES			56,498,181	4.8%

ENERGY — (26.3%)
*	Advantage Energy Ltd.	1,218,356	8,847,193	0.8%
	Baytex Energy Corp.	2,680,011	11,595,505	1.0%
#	Birchcliff Energy Ltd.	1,577,017	8,710,979	0.7%
	Crescent Point Energy Corp.	2,232,271	17,900,021	1.5%
	Crescent Point Energy Corp.	739,368	5,922,338	0.5%
	Enerplus Corp.	1,253,055	21,189,212	1.8%
	Enerplus Corp.	28,353	479,449	0.0%
#	Gibson Energy, Inc.	854,905	12,989,254	1.1%
*	MEG Energy Corp.	1,231,299	24,328,533	2.1%
*	NuVista Energy Ltd.	996,250	9,662,565	0.8%
	Paramount Resources Ltd., Class A	453,102	10,890,136	0.9%
	Parex Resources, Inc.	560,334	10,739,988	0.9%
	Parkland Corp.	743,571	22,504,182	1.9%
#	Peyto Exploration & Development Corp.	1,064,787	11,210,305	1.0%
#	PrairieSky Royalty Ltd.	1,219,867	21,419,695	1.8%
	Secure Energy Services, Inc.	1,822,233	10,118,041	0.9%
#	Vermilion Energy, Inc.	681,624	9,835,440	0.8%
	Vermilion Energy, Inc.	233,451	3,366,363	0.3%
#	Whitecap Resources, Inc.	1,388,207	10,721,255	0.9%
	Other Securities		98,781,619	8.4%

TOTAL ENERGY			331,212,073	28.1%

FINANCIALS — (6.6%)
	Canadian Western Bank	530,725	10,516,909	0.9%
	CI Financial Corp.	992,058	8,992,370	0.8%
#	EQB, Inc.	161,831	8,031,159	0.7%
	Onex Corp.	171,939	9,636,271	0.8%
	Other Securities		46,037,310	3.9%

TOTAL FINANCIALS			83,214,019	7.1%

HEALTH CARE — (2.0%)
	Bausch Health Cos., Inc.	1,551,796	10,583,249	0.9%
#*	Bausch Health Cos., Inc.	17,777	121,013	0.0%

216

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Other Securities		$14,052,775	1.2%

TOTAL HEALTH CARE			24,757,037	2.1%

INDUSTRIALS — (13.9%)
*	ATS Corp.	439,439	14,798,487	1.3%
*	Bombardier, Inc., Class A	13,489	433,632	0.0%
*	Bombardier, Inc., Class B	454,361	14,576,904	1.2%
	Boyd Group Services, Inc.	120,716	20,581,131	1.8%
	Finning International, Inc.	840,489	22,522,135	1.9%
	Richelieu Hardware Ltd.	316,493	9,466,832	0.8%
	Russel Metals, Inc.	357,603	8,909,453	0.8%
	SNC-Lavalin Group, Inc.	978,592	27,182,523	2.3%
	Other Securities		57,389,909	4.8%

TOTAL INDUSTRIALS			175,861,006	14.9%

INFORMATION TECHNOLOGY — (3.7%)
*	Celestica, Inc.	58,598	1,368,263	0.1%
*	Celestica, Inc.	584,405	13,641,384	1.2%
#*	Lightspeed Commerce, Inc.	662,243	8,251,548	0.7%
	Other Securities		23,295,357	2.0%

TOTAL INFORMATION TECHNOLOGY			46,556,552	4.0%

MATERIALS — (22.5%)
	Alamos Gold, Inc., Class A	1,993,469	24,682,065	2.1%
	Alamos Gold, Inc., Class A	41,121	509,078	0.1%
	B2Gold Corp.	1,611,233	5,158,735	0.4%
	B2Gold Corp.	5,340,960	17,251,301	1.5%
*	Capstone Copper Corp.	2,311,783	7,868,481	0.7%
	Eldorado Gold Corp.	682,069	7,377,705	0.6%
#*	Eldorado Gold Corp.	467,945	5,058,485	0.4%
#	Labrador Iron Ore Royalty Corp.	346,569	7,622,394	0.7%
	Methanex Corp.	206,998	8,547,111	0.7%
	Methanex Corp.	144,520	5,961,450	0.5%
	OceanaGold Corp.	4,732,563	7,917,466	0.7%
	Osisko Gold Royalties Ltd.	649,135	7,934,262	0.7%
	Osisko Gold Royalties Ltd.	299,402	3,658,692	0.3%
	SSR Mining, Inc.	847,686	11,730,370	1.0%
#	SSR Mining, Inc.	365,680	5,075,638	0.4%
	Stella-Jones, Inc.	304,188	15,933,814	1.4%
	Other Securities		141,075,036	11.9%

TOTAL MATERIALS			283,362,083	24.1%

REAL ESTATE — (3.0%)
	Altus Group Ltd.	245,393	8,334,603	0.7%
	Tricon Residential, Inc.	1,228,695	8,142,569	0.7%
	Other Securities		21,600,844	1.8%

TOTAL REAL ESTATE			38,078,016	3.2%

UTILITIES — (6.2%)
	Atco Ltd., Class I	445,141	11,411,403	1.0%
#	Boralex, Inc., Class A	508,523	9,464,560	0.8%
#	Capital Power Corp.	688,895	17,630,347	1.5%

217

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
# TransAlta Corp.	1,716,689	$12,564,913	1.1%
Other Securities		27,796,553	2.3%

TOTAL UTILITIES		78,867,776	6.7%

TOTAL COMMON STOCKS (Cost $1,116,658,978)		1,174,903,675	99.8%

		Value†
SECURITIES LENDING COLLATERAL — (6.8%)
@§ The DFA Short Term Investment Fund	7,370,255	85,251,738	7.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,201,910,716)		$1,260,155,413	107.0%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$7,521,380	$2,848,977	—		$10,370,357
Consumer Discretionary	46,126,575	—	—		46,126,575
Consumer Staples	56,498,181	—	—		56,498,181
Energy	331,212,073	—	—		331,212,073
Financials	83,115,371	98,648	—		83,214,019
Health Care	24,744,942	—	$12,095		24,757,037
Industrials	175,861,006	—	—		175,861,006
Information Technology	46,556,552	—	—		46,556,552
Materials	282,952,684	409,399	—		283,362,083
Real Estate	38,078,016	—	—		38,078,016
Utilities	78,867,776	—	—		78,867,776
Securities Lending Collateral	—	85,251,738	—		85,251,738

TOTAL	$1,171,534,556	$88,608,762	$12,095	^	$1,260,155,413

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

218

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.0%)
	BRAZIL — (3.9%)
	Petroleo Brasileiro SA	2,733,556	$20,516,241	0.5%
	Petroleo Brasileiro SA, Sponsored ADR	511,889	7,079,425	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,418,245	0.1%
	Vale SA	1,834,275	25,103,376	0.6%
	Other Securities		115,560,546	2.5%

	TOTAL BRAZIL		171,677,833	3.9%

	CHILE — (0.5%)
	Other Securities		20,560,416	0.5%

	CHINA — (25.7%)
*	Alibaba Group Holding Ltd.	3,987,600	41,052,633	1.0%
*	Alibaba Group Holding Ltd., Sponsored ADR	706,990	58,354,955	1.4%
*	Baidu, Inc., Class A	1,330,750	17,471,152	0.4%
	Bank of China Ltd., Class H	43,912,181	15,340,063	0.4%
#	BYD Co. Ltd., Class H	533,886	16,235,529	0.4%
	China Construction Bank Corp., Class H	59,766,590	33,801,467	0.8%
	China Resources Land Ltd.	3,998,666	14,967,431	0.4%
	CSPC Pharmaceutical Group Ltd.	16,771,200	14,649,127	0.4%
	Geely Automobile Holdings Ltd.	10,501,000	11,922,045	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	14,748,359	0.4%
	JD.com, Inc., Class A	1,150,871	14,631,204	0.4%
	Kweichow Moutai Co. Ltd., Class A	55,993	12,895,393	0.3%
	Lenovo Group Ltd.	11,967,278	13,926,695	0.3%
*Ω	Meituan, Class B	1,414,140	20,045,441	0.5%
	NetEase, Inc., ADR	193,704	20,710,832	0.5%
*	PDD Holdings, Inc., ADR	122,979	12,472,530	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	4,658,000	23,627,589	0.6%
	Tencent Holdings Ltd.	3,804,300	140,792,312	3.2%
*Ω	Xiaomi Corp., Class B	10,152,800	18,204,201	0.4%
	Yum China Holdings, Inc.	240,132	12,621,338	0.3%
	Other Securities		603,721,675	13.1%

	TOTAL CHINA		1,132,191,971	25.8%

	COLOMBIA — (0.1%)
	Other Securities		4,445,371	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,439,885	0.2%

	EGYPT — (0.0%)
	Other Securities		1,668,825	0.0%

	GREECE — (0.5%)
	Other Securities		22,255,031	0.5%

	HUNGARY — (0.3%)
	Other Securities		13,109,685	0.3%

	INDIA — (16.9%)
	Axis Bank Ltd.	1,479,255	17,430,034	0.4%
	Bajaj Finance Ltd.	139,763	12,585,919	0.3%

219

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
	Bharti Airtel Ltd.	1,469,776	$16,135,794	0.4%
	HDFC Bank Ltd.	1,841,080	32,635,910	0.7%
	Hindustan Unilever Ltd.	440,646	13,150,373	0.3%
	ICICI Bank Ltd.	1,390,129	15,309,796	0.3%
	ICICI Bank Ltd., Sponsored ADR	649,989	14,423,245	0.3%
	Infosys Ltd.	1,779,532	29,305,332	0.7%
	Mahindra & Mahindra Ltd.	967,659	17,021,272	0.4%
	Reliance Industries Ltd.	1,374,995	37,827,485	0.9%
	Tata Consultancy Services Ltd.	551,248	22,336,702	0.5%
	Tata Steel Ltd.	11,675,250	16,681,472	0.4%
	Other Securities		499,912,976	11.4%

TOTAL INDIA			744,756,310	17.0%

INDONESIA — (2.0%)
	Bank Central Asia Tbk. PT	28,212,600	15,542,902	0.4%
	Other Securities		71,268,056	1.6%

TOTAL INDONESIA			86,810,958	2.0%

KUWAIT — (0.4%)
	Other Securities		18,707,976	0.4%

MALAYSIA — (1.6%)
	Other Securities		69,566,794	1.6%

MEXICO — (2.4%)
	America Movil SAB de CV, Class B	16,845,136	13,930,943	0.3%
	Grupo Financiero Banorte SAB de CV, Class O	1,486,046	12,038,217	0.3%
	Other Securities		79,854,727	1.8%

TOTAL MEXICO			105,823,887	2.4%

PERU — (0.1%)
	Other Securities		4,524,673	0.1%

PHILIPPINES — (0.7%)
	Other Securities		30,675,092	0.7%

POLAND — (1.1%)
	Other Securities		46,682,641	1.1%

QATAR — (0.8%)
	Qatar National Bank QPSC	3,144,150	12,865,365	0.3%
	Other Securities		24,863,602	0.6%

TOTAL QATAR			37,728,967	0.9%

SAUDI ARABIA — (4.0%)
	Al Rajhi Bank	1,034,714	18,521,965	0.4%
Ω	Saudi Arabian Oil Co.	1,399,216	12,431,128	0.3%
	Saudi Telecom Co.	1,236,802	12,669,933	0.3%
	Other Securities		131,916,585	3.0%

TOTAL SAUDI ARABIA			175,539,611	4.0%

220

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (2.8%)
Other Securities		$125,726,821	2.9%

SOUTH KOREA — (12.3%)
LG Electronics, Inc.	168,961	12,534,032	0.3%
Samsung Electronics Co. Ltd.	3,140,501	156,318,054	3.6%
SK Hynix, Inc.	384,567	33,396,605	0.8%
Other Securities		339,086,158	7.7%

TOTAL SOUTH KOREA		541,334,849	12.4%

TAIWAN — (16.8%)
CTBC Financial Holding Co. Ltd.	16,115,175	12,136,388	0.3%
Hon Hai Precision Industry Co. Ltd.	5,925,322	17,685,388	0.4%
MediaTek, Inc.	759,995	19,835,377	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	222,135,277	5.1%
Other Securities		469,047,954	10.6%

TOTAL TAIWAN		740,840,384	16.9%

THAILAND — (2.2%)
Other Securities		95,388,325	2.2%

TURKEY — (0.9%)
Other Securities		38,483,090	0.9%

UNITED ARAB EMIRATES — (1.7%)
Emaar Properties PJSC	6,790,733	12,371,246	0.3%
Other Securities		62,727,968	1.4%

TOTAL UNITED ARAB EMIRATES		75,099,214	1.7%

UNITED KINGDOM — (0.1%)
Other Security		4,175,381	0.1%

UNITED STATES — (0.0%)
Other Security		1,398,665	0.0%

TOTAL COMMON STOCKS		4,317,612,655	98.6%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Petroleo Brasileiro SA, 10.467%	2,952,047	20,340,975	0.5%
Other Securities		26,826,224	0.6%

TOTAL BRAZIL		47,167,199	1.1%

CHILE — (0.0%)
Other Security		566,774	0.0%

COLOMBIA — (0.0%)
Other Securities		426,021	0.0%

SOUTH KOREA — (0.0%)
Other Security		5,937	0.0%

TOTAL PREFERRED STOCKS		48,165,931	1.1%

221

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
	Other Security		$115	0.0%

KUWAIT — (0.0%)
	Other Security		2,043	0.0%

SOUTH KOREA — (0.0%)
	Other Securities		20,215	0.0%

TAIWAN — (0.0%)
	Other Security		16,630	0.0%

TOTAL RIGHTS/WARRANTS			39,003	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,983,451,891)			4,365,817,589

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	3,587,676	41,498,653	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,024,951,072)			$4,407,316,242	100.6%

As of October 31, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	12/15/23	$30,915,005	$28,954,800	$(1,960,205)
S&P 500® E-Mini Index	9	12/15/23	1,944,443	1,895,513	(48,930)

Total Futures Contracts			$32,859,448	$30,850,313	$(2,009,135)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,677,833	—	—	$171,677,833
Chile	8,570,015	$11,990,401	—	20,560,416
China	146,289,624	985,902,347	—	1,132,191,971
Colombia	4,380,149	65,222	—	4,445,371
Czech Republic	—	8,439,885	—	8,439,885
Egypt	139,222	1,529,603	—	1,668,825
Greece	—	22,255,031	—	22,255,031
Hungary	—	13,109,685	—	13,109,685
India	31,954,623	712,196,875	$604,812	744,756,310
Indonesia	—	86,810,958	—	86,810,958
Kuwait	16,196,403	2,511,573	—	18,707,976
Malaysia	—	69,566,794	—	69,566,794

222

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Mexico	$105,823,887	—	—		$105,823,887
Peru	4,524,673	—	—		4,524,673
Philippines	—	$30,675,092	—		30,675,092
Poland	—	46,682,641	—		46,682,641
Qatar	—	37,728,967	—		37,728,967
Saudi Arabia	—	175,539,611	—		175,539,611
South Africa	15,175,175	110,551,646	—		125,726,821
South Korea	4,074,644	537,260,205	—		541,334,849
Taiwan	3,960,666	736,879,718	—		740,840,384
Thailand	86,922,062	8,466,263	—		95,388,325
Turkey	—	38,483,090	—		38,483,090
United Arab Emirates	—	75,099,214	—		75,099,214
United Kingdom	4,175,381	—	—		4,175,381
United States	—	1,398,665	—		1,398,665
Preferred Stocks
Brazil	47,167,199	—	—		47,167,199
Chile	—	566,774	—		566,774
Colombia	426,021	—	—		426,021
South Korea	—	5,937	—		5,937
Rights/Warrants
Brazil	—	115	—		115
Kuwait	—	2,043	—		2,043
South Korea	—	20,215	—		20,215
Taiwan	—	16,630	—		16,630
Securities Lending Collateral	—	41,498,653	—		41,498,653
Futures Contracts**	(2,009,135)	—	—		(2,009,135)

TOTAL	$649,448,442	$3,755,253,853	$604,812	^	$4,405,307,107

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

223

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
BRAZIL — (4.6%)
	TOTVS SA	1,646,258	$8,264,352	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,269,523	8,508,391	0.2%
	Ultrapar Participacoes SA	1,899,071	7,702,881	0.2%
	Other Securities		152,904,656	4.0%

TOTAL BRAZIL			177,380,280	4.6%

CAYMAN ISLANDS — (0.0%)
	Other Security		170,410	0.0%

CHILE — (0.7%)
	Other Securities		25,424,110	0.7%

CHINA — (20.8%)
Ω	China Feihe Ltd.	9,856,000	6,124,242	0.2%
	China Gas Holdings Ltd.	7,812,400	7,023,397	0.2%
	China Medical System Holdings Ltd.	5,196,500	8,309,710	0.2%
	China Merchants Port Holdings Co. Ltd.	4,896,107	6,232,419	0.2%
	China National Building Material Co. Ltd., Class H	12,606,000	6,000,398	0.2%
#	China Power International Development Ltd.	16,804,333	6,530,760	0.2%
	Chinasoft International Ltd.	9,242,000	6,705,229	0.2%
	Hengan International Group Co. Ltd.	2,167,000	7,257,928	0.2%
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,068,800	6,453,486	0.2%
	Kingboard Holdings Ltd.	2,602,421	6,337,610	0.2%
	Kingsoft Corp. Ltd.	3,176,200	11,083,278	0.3%
	Kunlun Energy Co. Ltd.	8,932,000	7,441,280	0.2%
	Minth Group Ltd.	2,797,000	6,243,537	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,160,000	6,645,852	0.2%
*	Tongcheng Travel Holdings Ltd.	3,499,200	6,685,049	0.2%
Ω	Yadea Group Holdings Ltd.	3,806,000	6,947,313	0.2%
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,175,200	5,961,389	0.2%
	Other Securities		683,940,851	17.5%

TOTAL CHINA			801,923,728	21.0%

COLOMBIA — (0.1%)
	Other Securities		5,331,154	0.1%

GREECE — (0.4%)
	Other Securities		17,076,446	0.4%

HONG KONG — (0.0%)
	Other Securities		261,817	0.0%

HUNGARY — (0.1%)
	Other Securities		2,412,230	0.1%

INDIA — (21.6%)
	AIA Engineering Ltd.	171,273	7,251,816	0.2%
	Coforge Ltd.	116,666	6,994,499	0.2%
	Dixon Technologies India Ltd.	107,580	6,603,013	0.2%
	Federal Bank Ltd.	5,124,938	8,658,566	0.2%
	Fortis Healthcare Ltd.	1,671,935	6,486,796	0.2%

224

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	Jindal Stainless Ltd.	1,250,402	$6,669,960	0.2%
	KEI Industries Ltd.	207,523	5,979,370	0.2%
	KPIT Technologies Ltd.	686,673	10,107,153	0.3%
	Persistent Systems Ltd.	159,198	11,772,203	0.3%
	Phoenix Mills Ltd.	348,097	7,614,407	0.2%
	REC Ltd.	2,883,444	9,973,561	0.3%
	Solar Industries India Ltd.	97,125	6,386,222	0.2%
	Supreme Industries Ltd.	197,528	10,272,595	0.3%
*	Suzlon Energy Ltd.	23,338,088	8,616,933	0.2%
	Tube Investments of India Ltd.	249,568	9,453,997	0.3%
*	Zee Entertainment Enterprises Ltd.	2,602,393	8,073,057	0.2%
	Other Securities		702,425,219	18.1%

	TOTAL INDIA		833,339,367	21.8%

	INDONESIA — (2.0%)
	Other Securities		75,237,255	2.0%

	KUWAIT — (0.4%)
	Other Securities		17,170,701	0.4%

	MALAYSIA — (1.5%)
	Other Securities		59,242,538	1.6%

	MEXICO — (2.9%)
Ω	Banco del Bajio SA	2,520,069	7,672,449	0.2%
	Grupo Comercial Chedraui SA de CV	1,708,398	9,951,520	0.3%
*	Grupo Simec SAB de CV, Class B	945,472	10,042,592	0.3%
*	Industrias CH SAB de CV, Class B	1,689,942	18,090,787	0.5%
	Other Securities		67,515,113	1.7%

	TOTAL MEXICO		113,272,461	3.0%

	PHILIPPINES — (0.8%)
	Other Securities		32,641,582	0.9%

	POLAND — (1.3%)
#	Grupa Kety SA	53,775	9,070,956	0.3%
	KRUK SA	64,574	7,143,470	0.2%
	Other Securities		35,422,015	0.9%

	TOTAL POLAND		51,636,441	1.4%

	QATAR — (0.8%)
	Other Securities		29,934,707	0.8%

	SAUDI ARABIA — (4.2%)
*	Bank Al-Jazira	1,426,073	6,222,820	0.2%
	Co. for Cooperative Insurance	241,112	7,765,292	0.2%
*	Dar Al Arkan Real Estate Development Co.	1,733,568	6,981,333	0.2%
	Other Securities		142,354,939	3.7%

	TOTAL SAUDI ARABIA		163,324,384	4.3%

	SOUTH AFRICA — (2.7%)
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,802,955	8,095,268	0.2%

225

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$95,189,039	2.5%

TOTAL SOUTH AFRICA		103,284,307	2.7%

SOUTH KOREA — (10.7%)
Other Securities		411,472,340	10.8%

TAIWAN — (17.2%)
King Yuan Electronics Co. Ltd.	2,765,979	6,553,158	0.2%
Makalot Industrial Co. Ltd.	572,481	6,407,462	0.2%
Taichung Commercial Bank Co. Ltd.	13,545,371	6,148,358	0.2%
Other Securities		643,018,770	16.8%

TOTAL TAIWAN		662,127,748	17.4%

THAILAND — (1.7%)
Other Securities		65,434,892	1.7%

TURKEY — (2.0%)
Other Securities		76,231,283	2.0%

UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Islamic Bank PJSC	4,054,847	11,362,242	0.3%
Other Securities		49,777,110	1.3%

TOTAL UNITED ARAB EMIRATES		61,139,352	1.6%

TOTAL COMMON STOCKS		3,785,469,533	99.3%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		7,839	0.0%

TOTAL MUTUAL FUNDS		7,839	0.0%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		26,602,729	0.7%

CHILE — (0.0%)
Other Securities		865,135	0.0%

COLOMBIA — (0.0%)
Other Security		38,359	0.0%

INDIA — (0.0%)
Other Securities		158,662	0.0%

PHILIPPINES — (0.0%)
Other Security		244,095	0.0%

TOTAL PREFERRED STOCKS		27,908,980	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		13,045	0.0%

226

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Securities		$83,999	0.0%

TAIWAN — (0.0%)
Other Securities		24,228	0.0%

THAILAND — (0.0%)
Other Securities		9,714	0.0%

TOTAL RIGHTS/WARRANTS		130,986	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,457,278,740)		3,813,517,338

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	4,017,185	46,466,777	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,503,745,702)		$3,859,984,115	101.2%

As of October 31, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	565	12/15/23	$27,725,462	$25,967,400	$(1,758,062)
S&P 500® E-Mini Index	4	12/15/23	901,944	842,450	(59,494)

Total Futures Contracts			$28,627,406	$26,809,850	$(1,817,556)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,278,992	$6,101,288	—	$177,380,280
Cayman Islands	170,410	—	—	170,410
Chile	534,124	24,889,986	—	25,424,110
China	27,466,960	767,496,662	$6,960,106	801,923,728
Colombia	4,857,721	473,433	—	5,331,154
Greece	271,842	16,804,604	—	17,076,446
Hong Kong	—	224,110	37,707	261,817
Hungary	—	2,412,230	—	2,412,230
India	2,882,984	830,456,383	—	833,339,367
Indonesia	207,506	74,584,924	444,825	75,237,255
Kuwait	16,105,498	1,065,203	—	17,170,701
Malaysia	—	59,242,538	—	59,242,538
Mexico	108,181,957	5,090,504	—	113,272,461
Philippines	—	32,214,530	427,052	32,641,582
Poland	—	51,636,441	—	51,636,441
Qatar	—	29,934,707	—	29,934,707

227

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Saudi Arabia	$362,043	$162,962,341	—		$163,324,384
South Africa	8,234,247	95,050,060	—		103,284,307
South Korea	471,417	409,039,997	$1,960,926		411,472,340
Taiwan	—	661,989,841	137,907		662,127,748
Thailand	61,807,779	3,620,500	6,613		65,434,892
Turkey	—	76,231,283	—		76,231,283
United Arab Emirates	—	61,139,352	—		61,139,352
Preferred Stocks
Brazil	26,493,386	109,343	—		26,602,729
Chile	—	865,135	—		865,135
Colombia	38,359	—	—		38,359
India	—	158,662	—		158,662
Philippines	—	244,095	—		244,095
Rights/Warrants
Brazil	—	13,045	—		13,045
South Korea	—	83,999	—		83,999
Taiwan	—	24,228	—		24,228
Thailand	—	9,714	—		9,714
Mutual Funds	7,839	—	—		7,839
Securities Lending Collateral	—	46,466,777	—		46,466,777
Futures Contracts**	(1,817,556)	—	—		(1,817,556)

TOTAL	$427,555,508	$3,420,635,915	$9,975,136	^	$3,858,166,559

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $401,265, $144,277, $87,690 and $10,904 of securities on loan, respectively)	$11,230,356	$2,793,511	$1,192,004	$1,238,434
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $397,485, $29,020, $11,830 and $11,602, respectively)	397,485	29,019	11,830	11,602
Segregated Cash for Futures Contracts	5,488	—	—	—
Foreign Currencies at Value	107,753	367	126	1,126
Cash	4,870	3,941	2,581	5,965
Receivables:
Investment Securities Sold	31,561	1,099	5,954	7,091
Dividends, Interest and Tax Reclaims	96,299	24,650	1,908	4,885
Securities Lending Income	243	202	194	13
Futures Margin Variation	649	—	—	—
Unrealized Gain on Foreign Currency Contracts	10	—	—	—
Prepaid Expenses and Other Assets	—	1	—	—

Total Assets	11,874,714	2,852,790	1,214,597	1,269,116

LIABILITIES:
Payables:
Upon Return of Securities Loaned	397,378	29,068	11,844	11,604
Investment Securities Purchased	33,006	2,142	414	5,420
Due to Advisor	1,995	239	103	107
Unrealized Loss on Foreign Currency Contracts	—	11	—	—
Accrued Expenses and Other Liabilities	562	157	95	72

Total Liabilities	432,941	31,617	12,456	17,203

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$11,441,773	$2,821,173	$1,202,141	$1,251,913

Investment Securities at Cost	$10,152,946	$2,743,167	$1,516,440	$1,353,649

Foreign Currencies at Cost	$108,265	$371	$126	$1,135

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $146,635, $85,567, $141,036 and $311,012 of securities on loan, respectively)	$4,596,320	$1,174,904	$4,365,818	$3,813,517
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $151,093, $85,252, $41,499 and $46,467, respectively)	151,094	85,252	41,499	46,467
Segregated Cash for Futures Contracts	—	—	940	797
Foreign Currencies at Value	649	64	35,727	26,210
Cash	5,879	1,520	6,763	8,546
Receivables:
Investment Securities Sold	2,473	243	7,580	3,448
Dividends, Interest and Tax Reclaims	36,818	855	5,871	3,941
Securities Lending Income	312	93	354	1,219
Prepaid Expenses and Other Assets	1	—	—	—

Total Assets	4,793,546	1,262,931	4,464,552	3,904,145

LIABILITIES:
Payables:
Upon Return of Securities Loaned	151,199	85,324	41,562	46,451
Investment Securities Purchased	1	53	3,370	—
Due to Advisor	395	102	380	662
Futures Margin Variation	—	—	175	162
Unrealized Loss on Foreign Currency Contracts	—	—	9	—
Deferred Taxes Payable	—	—	39,486	41,696
Accrued Expenses and Other Liabilities	238	53	575	735

Total Liabilities	151,833	85,532	85,557	89,706

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,641,713	$1,177,399	$4,378,995	$3,814,439

Investment Securities at Cost	$4,294,866	$1,116,659	$2,983,452	$3,457,279

Foreign Currencies at Cost	$650	$64	$35,737	$26,171

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $51,846, $8,462, $678 and $332, respectively)	$542,295	$76,217	$54,841	$53,262
Income from Securities Lending, Net	4,834	2,094	3,120	304

Total Investment Income	547,129	78,311	57,961	53,566

Expenses
Investment Management Fees	24,037	2,849	1,290	1,341
Accounting & Transfer Agent Fees	390	93	30	43
Custodian Fees	550	224	130	51
Shareholders’ Reports	37	21	19	18
Directors’/Trustees’ Fees & Expenses	89	22	10	10
Professional Fees	299	46	21	22
Other	354	89	49	37

Total Expenses	25,756	3,344	1,549	1,522

Fees Paid Indirectly (Note C)	156	27	22	1

Net Expenses	25,600	3,317	1,527	1,521

Net Investment Income (Loss)	521,529	74,994	56,434	52,045

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(82,311)	(18,627)	(71,672)	(66,245)
Affiliated Investment Companies Shares Sold	40	5	2	5
Futures	13,590	—	—	(38)
Foreign Currency Transactions	(3,403)	(1,676)	(160)	624
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,357,100	411,469	24,799	124,537
Affiliated Investment Companies Shares	193	18	7	7
Futures	(9,976)	—	—	—
Translation of Foreign Currency-Denominated Amounts	3,266	363	(26)	(27)

Net Realized and Unrealized Gain (Loss)	1,278,499	391,552	(47,050)	58,863

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,800,028	$466,546	$9,384	$110,908

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21,279, $5,302, $20,183 and $14,256, respectively)	$158,253	$31,562	$153,689	$113,933
Income from Securities Lending, Net	5,038	1,433	3,938	12,660

Total Investment Income	163,291	32,995	157,627	126,593

Expenses
Investment Management Fees	5,020	1,280	4,560	7,946
Accounting & Transfer Agent Fees	150	42	124	110
Custodian Fees	351	39	1,615	2,004
Shareholders’ Reports	25	19	24	23
Directors’/Trustees’ Fees & Expenses	37	10	34	29
Professional Fees	160	22	135	132
Other	156	35	132	118

Total Expenses	5,899	1,447	6,624	10,362

Fees Paid Indirectly (Note C)	3	11	340	254

Net Expenses	5,896	1,436	6,284	10,108

Net Investment Income (Loss)	157,395	31,559	151,343	116,485

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(20,150)	39,665	(74,176)	(52,118)
Affiliated Investment Companies Shares Sold	32	12	(7)	13
Futures	—	100	1,925	2,911
Foreign Currency Transactions	(947)	(104)	(1,157)	(623)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	387,371	(25,591)	447,867	476,799
Affiliated Investment Companies Shares	103	84	35	25
Futures	—	—	140	1,364
Translation of Foreign Currency-Denominated Amounts	2,185	(11)	(15)	8

Net Realized and Unrealized Gain (Loss)	368,594	14,155	374,612	428,379

Net Increase (Decrease) in Net Assets Resulting from Operations	$525,989	$45,714	$525,955	$544,864

**	Net of foreign capital gain taxes withheld of $0, $0, $5,865 and $7,734, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$521,529	$508,688	$74,994	$74,322	$56,434	$65,743
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(82,311)	6,848	(18,627)	5,574	(71,672)	33,519
Affiliated Investment Companies Shares Sold	40	36	5	(8)	2	(10)
Futures	13,590	(16,735)	—	—	—	349
Foreign Currency Transactions	(3,403)	(13,407)	(1,676)	(5,554)	(160)	(731)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,357,100	(2,198,406)	411,469	(862,888)	24,799	(565,107)
Affiliated Investment Companies Shares	193	(280)	18	(32)	7	(12)
Futures	(9,976)	2,503	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	3,266	(4,633)	363	(284)	(26)	(8)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,800,028	(1,715,386)	466,546	(788,870)	9,384	(466,257)

Transactions in Interest:
Contributions	250,078	1,269,316	89,497	112,114	142,192	49,404
Withdrawals	(1,135,466)	(1,324,290)	(255,213)	(219,045)	(143,456)	(212,093)

Net Increase (Decrease) from Transactions in Interest	(885,388)	(54,974)	(165,716)	(106,931)	(1,264)	(162,689)

Total Increase (Decrease) in Net Assets	914,640	(1,770,360)	300,830	(895,801)	8,120	(628,946)
Net Assets
Beginning of Year	10,527,133	12,297,493	2,520,343	3,416,144	1,194,021	1,822,967

End of Year	$11,441,773	$10,527,133	$2,821,173	$2,520,343	$1,202,141	$1,194,021

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

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STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$52,045	$62,067	$157,395	$153,871	$31,559	$39,942
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(66,245)	(4,763)	(20,150)	53,125	39,665	84,639
Affiliated Investment Companies Shares Sold	5	(3)	32	(59)	12	(66)
Futures	(38)	—	—	—	100	27
Foreign Currency Transactions	624	(1,687)	(947)	(2,690)	(104)	(101)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	124,537	(665,322)	387,371	(2,054,707)	(25,591)	(295,189)
Affiliated Investment Companies Shares	7	(11)	103	(130)	84	(101)
Translation of Foreign Currency-Denominated Amounts	(27)	(66)	2,185	(3,148)	(11)	(9)

Net Increase (Decrease) in Net Assets Resulting from Operations	110,908	(609,785)	525,989	(1,853,738)	45,714	(170,858)

Transactions in Interest:
Contributions	49,887	38,338	78,110	179,167	11,312	51,681
Withdrawals	(76,729)	(157,982)	(308,949)	(517,971)	(94,687)	(117,171)

Net Increase (Decrease) from Transactions in Interest	(26,842)	(119,644)	(230,839)	(338,804)	(83,375)	(65,490)

Total Increase (Decrease) in Net Assets	84,066	(729,429)	295,150	(2,192,542)	(37,661)	(236,348)
Net Assets
Beginning of Year	1,167,847	1,897,276	4,346,563	6,539,105	1,215,060	1,451,408

End of Year	$1,251,913	$1,167,847	$4,641,713	$4,346,563	$1,177,399	$1,215,060

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

234

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$151,343	$169,766	$116,485	$130,163
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(74,176)	37,299	(52,118)	106,869
Affiliated Investment Companies Shares Sold	(7)	(29)	13	(18)
Futures	1,925	(15,196)	2,911	(6,942)
Foreign Currency Transactions	(1,157)	(2,541)	(623)	(2,550)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	447,867	(1,639,645)	476,799	(1,297,378)
Affiliated Investment Companies Shares	35	(47)	25	(41)
Futures	140	(1,197)	1,364	(3,235)
Translation of Foreign Currency-Denominated Amounts	(15)	8	8	80

Net Increase (Decrease) in Net Assets Resulting from Operations	525,955	(1,451,582)	544,864	(1,073,052)

Transactions in Interest:
Contributions	213,807	434,631	188,166	283,303
Withdrawals	(353,195)	(1,299,951)	(439,510)	(818,051)

Net Increase (Decrease) from Transactions in Interest	(139,388)	(865,320)	(251,344)	(534,748)

Total Increase (Decrease) in Net Assets	386,567	(2,316,902)	293,520	(1,607,800)
Net Assets
Beginning of Year	3,992,428	6,309,330	3,520,919	5,128,719

End of Year	$4,378,995	$3,992,428	$3,814,439	$3,520,919

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,865 and $7,734, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,922 and $9,059, respectively.

See accompanying Notes to Financial Statements.

235

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series					The Japanese Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	17.00%	(13.82%)	51.09%	(18.68%)	3.60%	18.71%	(23.60%)	13.08%	(1.93%)	4.47%

Net Assets, End of Year (thousands)	$11,441,773	$10,527,133	$12,297,493	$9,481,550	$12,420,850	$2,821,173	$2,520,343	$3,416,144	$2,943,153	$3,748,177
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.22%	0.21%	0.21%	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.21%	0.22%	0.22%	0.22%	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.34%	4.36%	3.50%	2.77%	3.92%	2.63%	2.56%	2.11%	2.13%	2.32%
Portfolio Turnover Rate	13%	15%	9%	12%	16%	9%	11%	11%	5%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series					The United Kingdom Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	0.60%	(26.65%)	38.31%	0.14%	5.27%	9.20%	(33.34%)	51.93%	(14.87%)	10.67%

Net Assets, End of Year (thousands)	$1,202,141	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,251,913	$1,167,847	$1,897,276	$1,475,782	$2,277,451
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.13%	0.11%	0.11%	0.12%	0.12%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.13%	0.13%	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.37%	4.23%	3.42%	4.21%	4.11%	3.88%	4.07%	2.27%	2.38%	3.43%
Portfolio Turnover Rate	17%	19%	19%	18%	18%	9%	14%	12%	9%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

237

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series					The Canadian Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	11.76%	(29.07%)	51.24%	(2.23%)	8.43%	3.53%	(12.52%)	59.72%	6.02%	1.00%

Net Assets, End of Year (thousands)	$4,641,713	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$1,177,399	$1,215,060	$1,451,408	$970,883	$1,148,615
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.12%	0.12%	0.12%	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.13%	0.12%	0.12%	0.13%	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.14%	2.85%	2.11%	2.15%	2.74%	2.47%	3.00%	1.90%	2.08%	2.37%
Portfolio Turnover Rate	11%	11%	17%	8%	17%	17%	15%	27%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

238

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series					The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	13.27%	(25.79%)	22.22%	2.67%	11.40%	15.47%	(22.31%)	36.03%	1.25%	13.47%

Net Assets, End of Year (thousands)	$4,378,995	$3,992,428	$6,309,330	$5,724,325	$6,034,162	$3,814,439	$3,520,919	$5,128,719	$4,906,954	$6,430,367
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.13%	0.14%	0.25%	0.26%	0.27%	0.25%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.16%	0.15%	0.14%	0.15%	0.26%	0.26%	0.27%	0.26%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.32%	3.26%	2.42%	2.38%	3.04%	2.93%	2.91%	2.47%	2.64%	2.90%
Portfolio Turnover Rate	14%	10%	19%	22%	9%	19%	12%	16%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

239

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

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The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

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Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$156
The Japanese Small Company Series	27
The Asia Pacific Small Company Series	22
The United Kingdom Small Company Series	1
The Continental Small Company Series	3
The Canadian Small Company Series	11
The Emerging Markets Series	340
The Emerging Markets Small Cap Series	254

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2023, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$147
The Japanese Small Company Series	38
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	24
The Continental Small Company Series	32
The Canadian Small Company Series	8
The Emerging Markets Series	60
The Emerging Markets Small Cap Series	53

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,473,241	$1,778,732
The Japanese Small Company Series	257,634	350,049
The Asia Pacific Small Company Series	289,283	212,456
The United Kingdom Small Company Series	206,132	121,054
The Continental Small Company Series	548,017	600,534
The Canadian Small Company Series	211,353	213,760

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	Purchases	Sales
The Emerging Markets Series	$657,873	$634,434
The Emerging Markets Small Cap Series	742,279	868,591

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$482,853	$3,556,268	$3,641,869	$40	$193	$397,485	34,364	$18,562	—

Total	$482,853	$3,556,268	$3,641,869	$40	$193	$397,485	34,364	$18,562	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$55,545	$409,986	$436,535	$5	$18	$29,019	2,509	$2,286	—

Total	$55,545	$409,986	$436,535	$5	$18	$29,019	2,509	$2,286	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$17,305	$50,834	$56,318	$2	$7	$11,830	1,023	$660	—

Total	$17,305	$50,834	$56,318	$2	$7	$11,830	1,023	$660	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$29,468	$65,577	$83,455	$5	$7	$11,602	1,003	$550	—

Total	$29,468	$65,577	$83,455	$5	$7	$11,602	1,003	$550	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$256,520	$965,555	$1,071,116	$32	$103	$151,094	13,063	$12,324	—

Total	$256,520	$965,555	$1,071,116	$32	$103	$151,094	13,063	$12,324	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$199,722	$635,925	$750,491	$12	$84	$85,252	7,370	$6,907	—

Total	$199,722	$635,925	$750,491	$12	$84	$85,252	7,370	$6,907	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$106,739	$566,549	$631,817	$(7)	$35	$41,499	3,588	$2,616	—

Total	$106,739	$566,549	$631,817	$(7)	$35	$41,499	3,588	$2,616	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$65,972	$364,053	$383,596	$13	$25	$46,467	4,017	$2,465	—

Total	$65,972	$364,053	$383,596	$13	$25	$46,467	4,017	$2,465	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,616,293	$2,031,198	$(1,019,651)	$1,011,547
The Japanese Small Company Series	2,854,583	430,053	(462,105)	(32,052)
The Asia Pacific Small Company Series	1,560,606	159,336	(516,108)	(356,772)
The United Kingdom Small Company Series	1,375,890	232,484	(358,339)	(125,855)
The Continental Small Company Series	4,486,860	1,092,830	(832,276)	260,554
The Canadian Small Company Series	1,226,935	233,676	(200,455)	33,221
The Emerging Markets Series	3,096,658	1,692,791	(382,132)	1,310,659
The Emerging Markets Small Cap Series	3,613,773	1,075,384	(829,173)	246,211

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$105,692
The Canadian Small Company Series	544
The Emerging Markets Series	32,710
The Emerging Markets Small Cap Series	29,598

*	Average Notional Value of futures contracts.

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The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2023	Equity Contracts *,(1)
The DFA International Value Series	$(4,457)	$(4,457)
The Emerging Markets Series	(2,009)	(2,009)
The Emerging Markets Small Cap Series	(1,818)	(1,818)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$13,590	$13,590
The United Kingdom Small Company Series	(38)	(38)
The Canadian Small Company Series	100	100
The Emerging Markets Series	1,925	1,925
The Emerging Markets Small Cap Series	2,911	2,911

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(9,976)	$(9,976)
The Emerging Markets Series	140	140
The Emerging Markets Small Cap Series	1,364	1,364

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

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The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
The DFA International Value Series	5.78%	$3,406	20	$11	$21,628	—
The Japanese Small Company Series	5.65%	2,224	20	7	17,047	—
The Asia Pacific Small Company Series	5.69%	1,891	37	12	13,300	—
The United Kingdom Small Company Series	4.91%	53	6	—	101	—
The Continental Small Company Series	5.30%	358	32	2	3,496	—
The Canadian Small Company Series	5.05%	71	8	—	127	—
The Emerging Markets Series	4.58%	135	3	—	213	—
The Emerging Markets Small Cap Series	5.08%	6,998	3	3	18,908	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2023.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

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For the year ended October 31, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$219,294	$101,439	$(227)
The Japanese Small Company Series	38,826	40,169	4,216
The Asia Pacific Small Company Series	32,803	22,243	(11,010)
The United Kingdom Small Company Series	28,477	16,306	(19,690)
The Continental Small Company Series	26,493	35,701	(6,460)
The Canadian Small Company Series	34,457	23,182	6,623
The Emerging Markets Series	5,789	2,816	(1,384)
The Emerging Markets Small Cap Series	3,353	4,249	(1,718)

J. Securities Lending:

As of October 31, 2023, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$19,352
The Japanese Small Company Series	130,156
The Asia Pacific Small Company Series	83,547
The Continental Small Company Series	6,467
The Canadian Small Company Series	6,333
The Emerging Markets Series	111,563
The Emerging Markets Small Cap Series	289,839

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series Common Stocks	$397,378	—	—	—	$397,378
The Japanese Small Company Series Common Stocks	29,068	—	—	—	29,068
The Asia Pacific Small Company Series Common Stocks	11,844	—	—	—	11,844
The United Kingdom Small Company Series Common Stocks	11,604	—	—	—	11,604
The Continental Small Company Series Common Stocks, Rights/Warrants	151,199	—	—	—	151,199
The Canadian Small Company Series Common Stocks, Rights/Warrants	85,324	—	—	—	85,324
The Emerging Markets Series Common Stocks	41,562	—	—	—	41,562
The Emerging Markets Small Cap Series Common Stocks	46,451	—	—	—	46,451

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

250

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

251

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

252

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Value Fund vs.

MSCI Emerging Markets Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	16.09%	3.93%	2.61%

253

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

254

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. Additionally, the Fund generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2023, the Fund held approximately 3,230 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund’s assets.

255

For the 12 months ended October 31, 2023, total returns were 16.09% for the Fund, 13.43% for the MSCI Emerging Markets Value Index (net dividends), and 10.80% for the MSCI Emerging Markets Index (net dividends). The Fund’s focus on value stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed growth stocks in emerging markets. The Fund’s emphasis on stocks with smaller market capitalizations also contributed positively to relative performance, as these stocks outperformed. Additionally, the Fund’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmarks, as these stocks generally outperformed.

256

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

257

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$986.50	0.15%	$0.75

Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.45	0.15%	$0.77

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

258

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	2.4%
Consumer Discretionary	9.0%
Consumer Staples	2.6%
Energy	11.3%
Financials	31.0%
Health Care	2.3%
Industrials	9.7%
Information Technology	12.5%
Materials	14.0%
Real Estate	3.9%
Utilities	1.3%

100.0%

259

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.9%)
	BRAZIL — (4.3%)
	Petroleo Brasileiro SA	11,148,884	$83,676,059	0.8%
	Petroleo Brasileiro SA, Sponsored ADR	9,391,055	129,878,291	1.3%
#	Petroleo Brasileiro SA, Sponsored ADR	3,971,518	59,572,770	0.6%
	Other Securities		168,636,621	1.7%

	TOTAL BRAZIL		441,763,741	4.4%

	CAYMAN ISLANDS — (0.0%)
	Other Security		41,872	0.0%

	CHILE — (0.5%)
	Other Securities		53,499,957	0.5%

	CHINA — (25.7%)
	Agricultural Bank of China Ltd., Class H	93,468,000	34,523,002	0.4%
*	Alibaba Group Holding Ltd.	12,917,900	132,990,722	1.3%
*	Baidu, Inc., Sponsored ADR	624,224	65,543,520	0.7%
	Bank of China Ltd., Class H	287,427,817	100,408,607	1.0%
	China Construction Bank Corp., Class H	393,120,101	222,332,181	2.2%
	China Merchants Bank Co. Ltd., Class H	15,854,500	60,140,735	0.6%
	China Petroleum & Chemical Corp., Class H	95,493,575	48,839,016	0.5%
#	China Resources Land Ltd.	15,272,000	57,164,716	0.6%
	China Shenhua Energy Co. Ltd., Class H	14,249,500	43,674,296	0.5%
	Industrial & Commercial Bank of China Ltd., Class H	225,953,996	108,287,209	1.1%
	PetroChina Co. Ltd., Class H	105,708,000	68,997,223	0.7%
	Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	130,088,697	1.3%
*	Trip.com Group Ltd., ADR	1,314,289	44,685,826	0.5%
*Ω	Xiaomi Corp., Class B	23,429,000	42,008,729	0.4%
	Other Securities		1,457,394,626	14.0%

	TOTAL CHINA		2,617,079,105	25.8%

	COLOMBIA — (0.1%)
	Other Securities		8,137,039	0.1%

	CZECH REPUBLIC — (0.1%)
	Other Securities		11,383,173	0.1%

	GREECE — (0.5%)
	Other Securities		45,968,273	0.5%

	HONG KONG — (0.0%)
	Other Securities		142,532	0.0%

	HUNGARY — (0.2%)
	Other Securities		22,255,196	0.2%

	INDIA — (17.9%)
	Axis Bank Ltd.	10,198,375	120,167,264	1.2%
	HDFC Bank Ltd.	3,924,781	69,572,642	0.7%
	Hindalco Industries Ltd.	7,802,509	43,119,455	0.4%
	ICICI Bank Ltd., Sponsored ADR	3,095,733	68,694,312	0.7%
	JSW Steel Ltd.	4,041,124	35,719,760	0.4%
	Larsen & Toubro Ltd.	2,234,738	78,479,974	0.8%

260

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Mahindra & Mahindra Ltd.	3,728,125	$65,578,299	0.7%
Reliance Industries Ltd.	11,159,703	307,014,572	3.0%
State Bank of India	7,741,976	52,644,536	0.5%
Tata Steel Ltd.	30,487,674	43,560,463	0.4%
Other Securities		931,951,446	9.1%

TOTAL INDIA		1,816,502,723	17.9%

INDONESIA — (1.7%)
Other Securities		173,755,669	1.7%

KUWAIT — (0.2%)
Other Securities		21,224,392	0.2%

MALAYSIA — (1.8%)
Other Securities		178,401,444	1.8%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	6,941,553	56,232,397	0.6%
Grupo Mexico SAB de CV, Class B	9,956,499	41,346,890	0.4%
Other Securities		199,645,020	1.9%

TOTAL MEXICO		297,224,307	2.9%

PHILIPPINES — (0.9%)
Other Securities		87,862,315	0.9%

POLAND — (1.0%)
ORLEN SA	2,543,352	40,220,351	0.4%
Other Securities		58,387,513	0.6%

TOTAL POLAND		98,607,864	1.0%

QATAR — (0.7%)
Other Securities		68,791,296	0.7%

SAUDI ARABIA — (3.7%)
Saudi Basic Industries Corp.	3,683,121	75,685,362	0.8%
Saudi National Bank	7,279,260	65,135,874	0.7%
Other Securities		238,713,656	2.2%

TOTAL SAUDI ARABIA		379,534,892	3.7%

SOUTH AFRICA — (2.8%)
Absa Group Ltd.	3,603,572	32,881,273	0.3%
Other Securities		248,601,141	2.5%

TOTAL SOUTH AFRICA		281,482,414	2.8%

SOUTH KOREA — (11.8%)
Hyundai Motor Co.	482,676	60,809,506	0.6%
KB Financial Group, Inc., ADR	1,859,247	70,948,865	0.7%
Kia Corp.	1,118,017	63,873,904	0.7%
LG Electronics, Inc.	538,144	39,921,129	0.4%
POSCO Holdings, Inc., Sponsored ADR	787,409	60,244,662	0.6%
Samsung Electronics Co. Ltd.	3,630,212	180,693,359	1.8%
SK Hynix, Inc.	499,444	43,372,765	0.4%

261

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$682,144,373	6.7%

TOTAL SOUTH KOREA		1,202,008,563	11.9%

TAIWAN — (16.6%)
ASE Technology Holding Co. Ltd.	14,047,000	49,178,252	0.5%
Cathay Financial Holding Co. Ltd.	23,968,201	32,526,032	0.3%
China Steel Corp.	50,221,320	37,467,800	0.4%
CTBC Financial Holding Co. Ltd.	76,433,073	57,561,980	0.6%
Fubon Financial Holding Co. Ltd.	29,813,365	55,440,762	0.6%
Hon Hai Precision Industry Co. Ltd.	44,889,192	133,981,382	1.3%
# United Microelectronics Corp.	42,425,681	61,012,968	0.6%
Other Securities		1,261,053,018	12.4%

TOTAL TAIWAN		1,688,222,194	16.7%

THAILAND — (2.1%)
PTT PCL	46,991,800	43,471,582	0.4%
Other Securities		166,872,455	1.7%

TOTAL THAILAND		210,344,037	2.1%

TURKEY — (1.0%)
Other Securities		105,867,189	1.0%

UNITED ARAB EMIRATES — (1.3%)
Emaar Properties PJSC	24,247,455	44,173,615	0.4%
Other Securities		92,472,273	0.9%

TOTAL UNITED ARAB EMIRATES		136,645,888	1.3%

UNITED KINGDOM — (0.1%)
Other Security		12,532,457	0.1%

TOTAL COMMON STOCKS		9,959,278,532	98.3%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA , 10.467%	5,630,679	38,797,994	0.4%
Other Securities		44,621,788	0.4%

TOTAL BRAZIL		83,419,782	0.8%

COLOMBIA — (0.1%)
Other Securities		3,028,452	0.1%

INDIA — (0.0%)
Other Securities		31,477	0.0%

PHILIPPINES — (0.0%)
Other Security		489,494	0.0%

TAIWAN — (0.0%)
Other Security		894,664	0.0%

TOTAL PREFERRED STOCKS		87,863,869	0.9%

262

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		$20,733	0.0%

KUWAIT — (0.0%)
Other Security		6,324	0.0%

TAIWAN — (0.0%)
Other Securities		60,751	0.0%

THAILAND — (0.0%)
Other Securities		10,410	0.0%

TOTAL RIGHTS/WARRANTS		98,218	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,279,218,045)		10,047,240,619

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	10,694,234	123,700,201	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $9,402,920,240)		$10,170,940,820	100.4%

As of October 31, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/15/23	$31,896,217	$29,874,000	$(2,022,217)
S&P 500® E-Mini Index	204	12/15/23	44,484,376	42,964,950	(1,519,426)

Total Futures Contracts			$76,380,593	$72,838,950	$(3,541,643)

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$440,372,660	$1,391,081	—	$441,763,741
Cayman Islands	—	41,872	—	41,872
Chile	—	53,499,957	—	53,499,957
China	147,179,841	2,459,541,479	$10,357,785	2,617,079,105
Colombia	8,134,954	2,085	—	8,137,039
Czech Republic	—	11,383,173	—	11,383,173
Greece	—	45,968,273	—	45,968,273
Hong Kong	—	140,634	1,898	142,532
Hungary	—	22,255,196	—	22,255,196
India	107,198,961	1,708,224,505	1,079,257	1,816,502,723
Indonesia	—	173,319,703	435,966	173,755,669
Kuwait	17,322,319	3,902,073	—	21,224,392

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DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Malaysia	—	$178,401,444	—		$178,401,444
Mexico	$291,033,142	6,191,165	—		297,224,307
Philippines	—	87,185,615	$676,700		87,862,315
Poland	—	98,607,864	—		98,607,864
Qatar	—	68,791,296	—		68,791,296
Saudi Arabia	615,684	378,919,208	—		379,534,892
South Africa	16,997,651	264,484,763	—		281,482,414
South Korea	168,705,665	1,031,877,679	1,425,219		1,202,008,563
Taiwan	15,135,014	1,672,942,363	144,817		1,688,222,194
Thailand	198,740,181	11,603,856	—		210,344,037
Turkey	—	105,867,189	—		105,867,189
United Arab Emirates	—	136,645,888	—		136,645,888
United Kingdom	12,532,457	—	—		12,532,457
Preferred Stocks
Brazil	83,352,201	67,581	—		83,419,782
Colombia	3,028,452	—	—		3,028,452
India	—	31,477	—		31,477
Philippines	—	489,494	—		489,494
Taiwan	—	894,664	—		894,664
Rights/Warrants
Brazil	—	20,733	—		20,733
Kuwait	—	6,324	—		6,324
Taiwan	—	60,751	—		60,751
Thailand	—	10,410	—		10,410
Securities Lending Collateral	—	123,700,201	—		123,700,201
Futures Contracts**	(3,541,643)	—	—		(3,541,643)

TOTAL	$1,506,807,539	$8,646,469,996	$14,121,642	^	$10,167,399,177

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

264

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $371,406 of securities on loan)*	$10,047,241
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $123,702)	123,700
Segregated Cash for Futures Contracts	3,151
Foreign Currencies at Value	88,976
Cash	46,181
Receivables:
Investment Securities Sold	17,780
Dividends, Interest and Tax Reclaims	7,999
Securities Lending Income	1,011
Futures Margin Variation	78
Unrealized Gain on Foreign Currency Contracts	5

Total Assets	10,336,122

LIABILITIES:
Payables:
Upon Return of Securities Loaned	123,708
Due to Advisor	883
Unrealized Loss on Foreign Currency Contracts	25
Deferred Taxes Payable	79,826
Accrued Expenses and Other Liabilities	1,394

Total Liabilities	205,836

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$10,130,286

Investment Securities at Cost	$9,279,218

Foreign Currencies at Cost	$90,463

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

265

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $57,877)	$468,173
Income from Securities Lending, Net	9,527

Total Investment Income	477,700

Expenses
Investment Management Fees	10,695
Accounting & Transfer Agent Fees	317
Custodian Fees	3,511
Shareholders’ Reports	57
Directors’/Trustees’ Fees & Expenses	80
Professional Fees	332
Other	538

Total Expenses	15,530

Fees Paid Indirectly (Note C)	542

Net Expenses	14,988

Net Investment Income (Loss)	462,712

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	13,066
Affiliated Investment Companies Shares Sold	36
Futures	6,571
Foreign Currency Transactions	(5,395)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,083,861
Affiliated Investment Companies Shares	81
Futures	(1,409)
Translation of Foreign Currency-Denominated Amounts	(14)

Net Realized and Unrealized Gain (Loss)	1,096,797

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,559,509

**	Net of foreign capital gain taxes withheld of $12,151.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

266

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$462,712	$575,340
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	13,066	390,078
Affiliated Investment Companies Shares Sold	36	6
Futures	6,571	(15,965)
Foreign Currency Transactions	(5,395)	(11,657)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,083,861	(3,314,774)
Affiliated Investment Companies Shares	81	(133)
Futures	(1,409)	(2,584)
Translation of Foreign Currency-Denominated Amounts	(14)	(62)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,559,509	(2,379,751)

Transactions in Interest:
Contributions	466,478	611,182
Withdrawals	(1,655,840)	(1,940,997)

Net Increase (Decrease) from Transactions in Interest	(1,189,362)	(1,329,815)

Total Increase (Decrease) in Net Assets	370,147	(3,709,566)
Net Assets
Beginning of Year	9,760,139	13,469,705

End of Year	$10,130,286	$9,760,139

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $12,151.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,622.

See accompanying Notes to Financial Statements.

267

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019
Total Return	16.09%	(19.27%)	35.69%	(9.41%)	5.24%

Net Assets, End of Year (thousands)	$10,130,286	$9,760,139	$13,469,705	$12,870,255	$17,426,097
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.14%	0.14%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.15%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	4.33%	4.79%	3.26%	3.25%	2.95%
Portfolio Turnover Rate	12%	14%	14%	20%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset

269

value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $278 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee

270

who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the year ended October 31, 2023, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the year ended October 31, 2023, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$542

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amounts paid by the Fund to the CCO were $5 (in thousands) and are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$278

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,237,990	$2,035,042

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$204,252	$1,013,812	$1,094,481	$36	$81	$123,700	10,694	$7,767	—

Total	$204,252	$1,013,812	$1,094,481	$36	$81	$123,700	10,694	$7,767	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$9,639,112	$2,377,239	$(1,845,410)	$531,829

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

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ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$75,695

*	Average Notional Value of futures contracts.

273

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2023	Equity Contracts *,(1)
Dimensional Emerging Markets Value Fund	$(3,542)	$(3,542)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$6,571	$6,571

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$(1,409)	$(1,409)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

274

For the year ended October 31, 2023, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
Dimensional Emerging Markets Value Fund	4.65%	$6,303	11	$9	$14,112	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
Dimensional Emerging Markets Value Fund	Borrower	4.59%	$51,943	5	$33	$66,546	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that the Fund utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the year ended October 31, 2023, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$8,796	$2,505	$(492)

275

J. Securities Lending:

As of October 31, 2023, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$367,466

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund Common Stocks	$123,708	—	—	—	$123,708

276

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Fund’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder reports, and will have no effect on the Fund’s accounting policies or financial statements.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

277

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

278

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

279

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

280

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

281

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

282

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

283

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

284

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since	Vice President and Assistant Secretary of
		2001	• all the DFA Entities (since 2001)

• DFA Australia Limited (since 2002)

• Dimensional Fund Advisors Ltd. (since 2002)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of
• DFAIDG, DIG, DFAITC and DEM (since 2019)

• Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President of
• all the DFA Entities (since 2017)

• Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

• Dimensional Japan Ltd.

Chairman (since 2018) of

• Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

• Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

• DFA Australia Limited

Director (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

Vice President of

• Dimensional Advisors Ltd. (since 2016)

• Dimensional Hong Kong Limited (since 2016)

• Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

• all the DFA Entities

Formerly, Vice President (2010 – 2016) of

• Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

• Dimensional Fund Advisors Pte. Ltd.

285

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

• Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021	Chief Operating Officer (since June 2021) of • the DFA Fund Complex

Executive Vice President (since January 2020) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Chief Operating Officer (since December 2019) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Vice President (since 2020) of

• DFA Australia Limited

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Ireland Limited

• Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

• the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

• Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

• BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021	Vice President (since June 2021) of • the DFA Fund Complex Vice President, Chief Financial Officer and Treasurer (since September 2020) of

• DFA Australia Limited

• Dimensional Fund Advisors Canada ULC

• DFA Securities LLC

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors LP

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Holdings Inc.

• Dimensional Hong Kong Limited

• Dimensional Investment LLC

Vice President (since March 2021) of

• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

• Lord Abbett & Co. LLC

286

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Chief Financial Officer (2017 – 2020) and Treasurer (2003 – 2017) of

• Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021	Vice President and Assistant Treasurer (since June 2021) of • the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

• Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) of • all the DFA Entities

Vice President (since 2020) of

• Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

• Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

• all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021	Vice President (since January 2023) of • Dimensional Holdings Inc. • Dimensional Fund Advisors LP • Dimensional Investments LLC

• DFA Securities LLC

Vice President (since April 2022) of

• Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

• the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

• OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001	President of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020) General Counsel of • all the DFA Entities (since 2001)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

287

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

• Dimensional Australia Limited (since 2007)

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• Director of Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

• DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

• Dimensional Fund Advisors LP (1997 – 2017)

• Dimensional Holdings Inc. (2006 – 2017)

• DFA Securities LLC (1997 – 2017)

• Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of • the DFA Fund Complex Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

288

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

• the DFA Fund Complex

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

• the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

• Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Vice President of

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

• DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) of • the DFA Fund Complex

Vice President (since 2016) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

• Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020	Vice President and Assistant Treasurer (since 2020) of • the DFA Fund Complex

Vice President of

• Dimensional Holdings Inc. (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Investment LLC (since 2016)

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

289

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

290

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	80%	—	6%	94%	—	—
International Core Equity Portfolio	100%	—	—	—	—	100%	—	80%	—	7%	94%	—	—
Global Small Company Portfolio	100%	—	—	—	—	100%	35%	91%	—	6%	58%	2%	—
International Small Company Portfolio	72%	—	28%	—	—	100%	—	85%	—	7%	91%	2%	—
Japanese Small Company Portfolio	24%	—	76%	—	—	100%	—	57%	—	6%	58%	—	—
Asia Pacific Small Company Portfolio	42%	—	58%	—	—	100%	—	55%	—	1%	87%	—	—
United Kingdom Small Company Portfolio	100%	—	—	—	—	100%	1%	95%	—	1%	95%	—	—
Continental Small Company Portfolio	100%	—	—	—	—	100%	—	100%	—	12%	100%	—	—
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	68%	—	8%	100%	—	—
DFA Global Real Estate Securities Portfolio	26%	—	74%	—	—	100%	—	37%	—	—	—	—	—
DFA International Small Cap Value Portfolio	100%	—	—	—	—	100%	—	84%	—	8%	91%	—	—
International Vector Equity Portfolio	100%	—	—	—	—	100%	—	75%	—	7%	92%	—	—
International High Relative Profitability Portfolio	100%	—	—	—	—	100%	—	82%	—	7%	100%	—	—
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	74%	—	7%	91%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	65%	—	7%	91%	—	—
World ex U.S. Targeted Value Portfolio	100%	—	—	—	—	100%	—	100%	—	12%	100%	—	—
World Core Equity Portfolio	59%	—	41%	—	—	100%	41%	84%	—	5%	67%	2%	—
Selectively Hedged Global Equity Portfolio	63%	—	37%	—	—	100%	36%	78%	—	5%	62%	1%	—

See accompanying Notes to Financial Statements.

291

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Emerging Markets Portfolio	92%	—	8%	—	—	100%	—	48%	—	10%	86%	—	—
Emerging Markets Small Cap Portfolio	55%	—	45%	—	—	100%	—	31%	—	11%	71%	—	—
Emerging Markets Value Portfolio	100%	—	—	—	—	100%	—	56%	—	9%	83%	—	—
Emerging Markets Core Equity Portfolio	100%	—	—	—	—	100%	—	43%	—	8%	85%	—	—
Emerging Markets Targeted Value Portfolio	57%	—	43%	—	—	100%	—	34%	—	8%	64%	—	—
Emerging Markets ex China Core Equity Portfolio	100%	—	—	—	—	100%	—	52%	—	7%	88%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA International Value Portfolio	100%	—	—	—	—	100%	—	82%	—	6%	93%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

292

(2)   Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)   U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)   Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)   Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)   Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)   Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

293

DFA103123-001AI 00293581

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA Targeted Credit Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Global Core Plus Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Investment Grade Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA Diversified Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA LTIP Portfolio

DFA Short-Term Government Portfolio	DFA Inflation-Protected Securities Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Global Core Plus Real Return Portfolio

DFA Intermediate-Term Extended Quality Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

3M Swap	Three Month Swap
EURIBOR	Euro Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes

†	See Note B to Financial Statements.
∞	Rates reflect the effective yields at purchase date.
#	Total or Partial Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2023.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
ʊ	Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA One-Year Fixed Income Portfolio vs.

ICE BofA US 6-Month Treasury Bill Index,

ICE BofA 1-Year US Treasury Note Index

October 31, 2013-October 31, 2023

DFA Two-Year Global Fixed Income Portfolio vs.

FTSE World Government Bond Index, 1-2 Years, Currency-Hedged in USD Terms

October 31, 2013-October 31, 2023

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Selectively Hedged Global Fixed Income Portfolio vs.

FTSE World Government Bond Index,

1-3 Years, in USD Terms (Unhedged)

October 31, 2013-October 31, 2023

DFA Five-Year Global Fixed Income Portfolio vs.

FTSE World Government Bond Index,

1-5 Years, Currency-Hedged in USD Terms

October 31, 2013-October 31, 2023

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA World ex U.S. Government Fixed Income Portfolio vs.

FTSE Non-USD World Government Bond Index, Currency-Hedged in USD Terms

October 31, 2013-October 31, 2023

DFA Short-Term Government Portfolio vs.

ICE BofA 1-5 Year US Treasury & Agency Index

October 31, 2013-October 31, 2023

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Intermediate Government Fixed Income Portfolio vs. Bloomberg U.S. Government Bond Index October 31, 2013-October 31, 2023

DFA Short-Term Extended Quality Portfolio vs. ICE BofA 1-5 Year US Corporate & Government Index October 31, 2013-October 31, 2023

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Intermediate-Term Extended Quality Portfolio vs. Bloomberg U.S. Credit Bond Index October 31, 2013-October 31, 2023

DFA Targeted Credit Portfolio vs. Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD) May 20, 2015-October 31, 2023

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Global Core Plus Fixed Income Portfolio vs. Bloomberg Global Aggregate Bond Index (hedged to USD) January 11, 2018-October 31, 2023

DFA Investment Grade Portfolio vs. Bloomberg U.S. Aggregate Bond Index October 31, 2013-October 31, 2023

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Diversified Fixed Income Portfolio vs. Bloomberg U.S. Government Bond Index Intermediate August 10, 2016-October 31, 2023

DFA LTIP Portfolio - Institutional Class vs. FTSE US Inflation-Linked Securities Index, 20+ Years October 31, 2013-October 31, 2023

9

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Inflation-Protected Securities Portfolio vs. Bloomberg U.S. TIPS Index October 31, 2013-October 31, 2023

DFA Short Duration Real Return Portfolio vs. Bloomberg U.S. TIPS Index 1-5 Years November 5, 2013-October 31, 2023

10

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Global Core Plus Real Return Portfolio vs. Bloomberg Global Aggregate Bond Index (hedged to USD) April 26, 2021-October 31, 2023

11

MANAGEMENT’S DISCUSSION AND ANALYSIS

Fixed Income Market Review	12 Months Ended October 31, 2023

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2023. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also generally increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2023. For example, the Bloomberg Global Treasury Bond Index 1-3 Years (hedged to USD) returned 3.63%, while the Bloomberg Global Treasury Bond Index 10+ Years (hedged to USD) returned -4.02%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned 2.89%, while the Bloomberg U.S. Treasury Bond Index 10+ Years returned -8.50%.

	October 31, 2022	October 31, 2023	Change
One-Month Treasury Bill (yield)	3.73%	5.56%	1.83%
Ten-Year U.S. Treasury Notes (yield)	4.10%	4.88%	0.78%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultrashort- and short-term Portfolios employing a variable maturity approach were generally positioned toward the shorter end of their eligible maturity ranges as short-term bonds generally exhibited higher expected returns, reflecting a generally flat to inverted ultrashort- to short-term segment of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally flat to inverted in their short-term segments but were slightly upwardly sloped in their intermediate- to long-term segments. Realized term premiums were negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads were relatively wide over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally maintained their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period, but were generally below their maximum allowable weights. Realized credit premiums were positive, as corporate bonds outperformed their government bond counterparts. Both corporate and government bonds outperformed securitized bonds during the period.

12

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were mixed for municipal securities during the period, with intermediate-term municipal bonds generally underperforming shorter- and longer-term municipal bonds.

DFA One-Year Fixed Income Portfolio

The DFA One-Year Fixed Income Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities and maintaining a weighted average portfolio maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was 0.21 year as of October 31, 2023, compared to 0.91 year as of October 31, 2022. The weighted average duration of the ICE BofA U.S. 6-Month Treasury Bill Index was 0.47 year as of October 31, 2023, compared to 0.47 year as of October 31, 2022. The weighted average duration of the ICE BofA 1-Year U.S. Treasury Note Index was 0.96 year as of October 31, 2023, compared to 0.97 year as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 4.84% for the Portfolio, 4.88% for the ICE BofA U.S. 6-Month Treasury Bill Index, and 4.07% for the ICE BofA 1-Year U.S. Treasury Note Index, the Portfolio’s benchmarks. At the beginning of the period, the U.S. Treasury yield curve was generally upwardly sloped along the Portfolio’s eligible maturity segment. However, during the period, the yield curve inverted, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased to the shorter end of its eligible range. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities longer than six-months detracted from performance relative to the ICE BofA U.S. 6-Month Treasury Bill Index, while the Portfolio’s allocation to securities with maturities shorter than one-year contributed positively to performance relative to the ICE BofA 1-Year U.S. Treasury Note Index.

DFA Two-Year Global Fixed Income Portfolio

The DFA Two-Year Global Fixed Income Portfolio is designed to maximize risk-adjusted total returns consistent with the preservation of capital by investing in U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in three years or less (under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years). The Portfolio also maintains an average portfolio maturity of two years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The weighted average duration of the Portfolio was 0.28 year as of October 31, 2023, compared to 1.35 years as of October 31, 2022. The weighted average duration of the benchmark was 1.43 years as of October 31, 2023, compared to 1.43 years as of October 31, 2022.

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For the 12 months ended October 31, 2023, total returns were 4.61% for the Portfolio and 3.63% for the FTSE World Government Bond Index 1-2 Years (hedged to USD), the Portfolio’s benchmark. At the beginning of the period, eligible yield curves in global developed markets were generally upwardly sloped along the Portfolio’s eligible maturity segment. However, during the period, eligible yield curves inverted, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased to the shorter end of its eligible range. The Portfolio allocated to securities denominated in the Australian dollar, British pound, New Zealand dollar, Swedish krona, and U.S. dollar given higher currency hedged expected returns residing within these markets. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities denominated in the Australian dollar, British pound, Canadian dollar, euro, and U.S. dollar with maturities shorter than one-year contributed positively to relative performance. Furthermore, the Portfolio’s underweight to longer-term securities also contributed positively to relative performance.

DFA Selectively Hedged Global Fixed Income Portfolio

The DFA Selectively Hedged Global Fixed Income Portfolio is designed to maximize total returns by investing in U.S. and foreign government securities, investment grade corporate securities, and global fixed income instruments. The Portfolio primarily invests in securities that mature within five years and maintains a weighted average portfolio maturity and duration of three years or less. The Portfolio hedges foreign currency exposure on a selective basis to capture higher interest rates that may be offered in foreign yield curves. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves for each country. Using current yield curves, the strategy identifies the countries and maturity ranges offering favorable expected returns. Maturity targets and country allocations are shifted as expected return premiums change. The Portfolio may emphasize investment grade obligations rated in the lower half of the investment grade spectrum or may deemphasize these securities when Dimensional believes the expected credit premium for holding such securities is relatively low. The weighted average duration of the Portfolio was 0.81 year as of October 31, 2023, compared to 2.37 years as of October 31, 2022. The weighted average duration of the benchmark was 1.85 years as of October 31, 2023, compared to 1.84 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 5.60% for the Portfolio and 3.79% for the FTSE World Government Bond Index 1-3 Years (unhedged) in USD terms, the Portfolio’s benchmark. At the beginning of the period, eligible yield curves in global developed markets were generally upwardly sloped along the Portfolio’s eligible maturity segment, with higher expected returns generally residing within the zero-to two-year maturity segment. However, during the period, eligible yield curves inverted, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities shorter than one-year and underweight to securities in the one-to three-year maturity range, contributed positively to relative performance. Credit spreads were relatively wide during the period, indicating larger expected credit premiums. As such, the

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Portfolio was generally near its maximum allocation to single-A and BBB rated corporate securities during the period. Realized credit premiums were generally positive during the period. As a result, the Portfolio’s allocation to corporate securities contributed positively to performance relative to the government benchmark. The Portfolio was fully hedged to the U.S. dollar during the period. The U.S. dollar generally depreciated relative to other developed market currencies such as the British pound and euro. As a result, the Portfolio’s hedge to the U.S. dollar detracted from performance relative to the unhedged benchmark.

DFA Five-Year Global Fixed Income Portfolio

The DFA Five-Year Global Fixed Income Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities, high-quality corporate fixed income securities, and currency-hedged global fixed income instruments maturing in five years or less. The Portfolio also maintains an average portfolio maturity of five years or less. The currency exposure associated with non-U.S. dollar denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was 0.34 year as of October 31, 2023, compared to 1.94 years as of October 31, 2022. The weighted average duration of the benchmark was 2.65 years as of October 31, 2023, compared to 2.64 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 4.58% for the Portfolio and 2.96% for the FTSE World Government Bond Index 1-5 Years (hedged to USD), the Portfolio’s benchmark. At the beginning of the period, eligible yield curves in global developed markets were generally upwardly sloped along the Portfolio’s eligible maturity segment, with higher expected returns generally residing within the zero- to two-year maturity segment. However, during the period, eligible yield curves inverted, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased to the shorter end of its eligible range. The Portfolio allocated to securities denominated in the Australian dollar, British pound, euro, Swedish krona, and U.S. dollar given higher currency hedged expected returns residing within these markets. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities denominated in the Australian dollar, British pound, Canadian dollar, euro, and U.S. dollar with maturities shorter than one-year contributed positively to relative performance. Furthermore, the Portfolio’s underweight to longer-term securities, also contributed positively to relative performance.

DFA World ex U.S. Government Fixed Income Portfolio

The DFA World ex U.S. Government Fixed Income Portfolio is designed to maximize total returns by investing in high-quality debt securities issued primarily by non-U.S. government issuers and supranational organizations and their agencies. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio was 8.10 years as of October 31, 2023, compared to 8.81 years as of October 31, 2022. The weighted average duration of the benchmark was 7.87 years as of October 31, 2023, compared to 8.56 years as of October 31, 2022.

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For the 12 months ended October 31, 2023, total returns were 0.45% for the Portfolio and 0.36% for the FTSE Non-USD World Government Bond Index (hedged to USD), the Portfolio’s benchmark. During the period, certain eligible yield curves in global developed markets were generally upwardly sloped, indicating larger expected term premiums. As such, the Portfolio maintained a duration similar to that of the benchmark during the period. Realized term premiums were generally negative during the period. As a result, the Portfolio’s exclusion of securities with maturities longer than 15-years contributed positively to relative performance. Conversely, the Portfolio’s underweight to short-term securities and overweight to intermediate-term securities denominated in the Australian dollar and British pound detracted from relative performance. The Portfolio’s exclusion of securities denominated in the Chinese yuan also detracted from relative performance as these securities generally outperformed the global developed markets during the period.

DFA Short-Term Government Portfolio

The DFA Short-Term Government Portfolio is designed to maximize risk-adjusted total returns by investing in U.S. government and U.S. government agency securities maturing in five years or less and maintains a weighted average portfolio maturity and duration of three years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was 0.13 year as of October 31, 2023, compared to 1.01 years as of October 31, 2022. The weighted average duration of the benchmark was 2.54 years as of October 31, 2023, compared to 2.52 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 4.84% for the Portfolio and 2.45% for the ICE BofA 1-5 Year U.S. Treasury and Agency Index, the Portfolio’s benchmark. At the beginning of the period, the U.S. Treasury yield curve was generally upwardly sloped along the zero- to two-year maturity segment and flat to inverted beyond two-years. However, during the period, the yield curve fully inverted along the Portfolio’s eligible maturity segment, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased to the shorter end of its eligible range. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities shorter than one-year, and underweight to longer-term securities, contributed positively to relative performance.

DFA Intermediate Government Fixed Income Portfolio

The DFA Intermediate Government Fixed Income Portfolio is designed to provide current income consistent with the preservation of capital from investing generally in U.S. Treasury and government agency issues with maturities of between five and 15 years. The weighted average duration of the Portfolio was 5.70 years as of October 31, 2023, compared to 5.96 years as of October 31, 2022. The weighted average duration of the benchmark was 5.64 years as of October 31, 2023, compared to 5.86 years as of October 31, 2022.

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For the 12 months ended October 31, 2023, total returns were -0.51% for the Portfolio and -0.55% for the Bloomberg U.S. Government Bond Index, the Portfolio’s benchmark. At the beginning of the period, the U.S. Treasury yield curve was generally upwardly sloped along the zero- to two-year maturity segment and flat to inverted beyond two-years. However, during the period, short-term interest rates increased more than longer-term interest rates, causing an inversion in the short- to intermediate-term segment of the yield curve. Realized term premiums were generally negative during the period. As a result, the Portfolio’s exclusion of securities with maturities longer than 15-years, and overweight to intermediate-term securities, contributed positively to relative performance. Conversely, the Portfolio’s underweight to securities with maturities shorter than three-years detracted from relative performance.

DFA Short-Term Extended Quality Portfolio

The DFA Short-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses both variable maturity and variable credit approaches and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within five years and maintains a weighted average portfolio maturity and duration of three years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio was 0.76 year as of October 31, 2023, compared to 2.31 years as of October 31, 2022. The weighted average duration of the benchmark was 2.55 years as of October 31, 2023, compared to 2.57 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 5.61% for the Portfolio and 3.03% for the ICE BofA 1-5 Year U.S. Corporate & Government Index, the Portfolio’s benchmark. At the beginning of the period, eligible yield curves in global developed markets were generally upwardly sloped along the Portfolio’s eligible maturity segment, with higher expected returns generally residing within the zero- to two-year maturity segment. However, during the period, eligible yield curves inverted, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased. The Portfolio allocated to securities denominated in the Australian dollar, British pound, Canadian dollar, euro, and U.S. dollar given higher currency hedged expected returns residing within these markets. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities shorter than one-year, and underweight to longer-term securities, contributed positively to relative performance. Credit spreads were relatively wide during the period, indicating larger expected credit premiums. As such, the Portfolio emphasized single-A and BBB rated corporate securities during the period. Realized credit premiums were generally positive during the period. As a result, the Portfolio’s overweight to single-A and BBB rated corporate securities, and underweight to government securities, contributed positively to relative performance.

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DFA Intermediate-Term Extended Quality Portfolio

The DFA Intermediate-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses a variable credit approach and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 20 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio was 6.30 years as of October 31, 2023, compared to 6.86 years as of October 31, 2022. The weighted average duration of the benchmark was 6.41 years as of October 31, 2023, compared to 6.77 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 3.86% for the Portfolio and 2.69% for the Bloomberg U.S. Credit Bond Index, the Portfolio’s benchmark. During the period, certain eligible credit yield curves in global developed markets were generally upwardly sloped in their intermediate- to long-term segments and credit spreads were relatively wide. Thus, within the Portfolio’s eligible universe, intermediate-term corporate securities generally exhibited higher expected returns. As such, the Portfolio was underweight to short-term securities and overweight intermediate-term corporate securities relative to the benchmark but maintained a duration similar to that of the benchmark during the period. The Portfolio allocated to securities denominated in the Australian dollar, British pound, euro, and U.S. dollar given higher currency hedged expected returns residing within these markets. Realized term premiums were generally negative, while realized credit premiums were generally positive during the period. As a result, the Portfolio’s exclusion of securities with maturities longer than 20-years, and overweight to intermediate-term corporate securities, contributed positively to relative performance. Conversely, the Portfolio’s underweight to securities with maturities shorter than three-years detracted from relative performance.

DFA Targeted Credit Portfolio

The DFA Targeted Credit Portfolio seeks to maximize total returns by investing in U.S. and foreign corporate debt securities rated in the lower half of the investment grade spectrum as well as BB rated securities that mature within five years. The Portfolio also maintains a weighted average maturity and duration of five years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. While the Portfolio targets debt securities rated single-A, BBB, and BB, it may vary its exposure to credit within this range. The weighted average duration of the Portfolio was 1.54 years as of October 31, 2023, compared to 2.74 years as of October 31, 2022. The weighted average duration of the benchmark was 2.55 years as of October 31, 2023, compared to 2.57 years as of October 31, 2022.

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For the 12 months ended October 31, 2023, total returns were 5.59% for the Portfolio and 4.73% for the Bloomberg Global Aggregate Credit Bond Index 1-5 Years (hedged to USD), the Portfolio’s benchmark. At the beginning of the period, eligible yield curves in global developed markets were generally upwardly sloped along the Portfolio’s eligible maturity segment, with higher expected returns generally residing within the zero- to two-year maturity segment. However, during the period, eligible yield curves inverted, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities shorter than one-year and underweight to securities in the four- to five-year maturity range, contributed positively to relative performance. Credit spreads were relatively wide during the period, indicating larger expected credit premiums. As such, the Portfolio emphasized single-A, BBB, and BB rated corporate securities during the period. Realized credit premiums were generally positive during the period. As a result, the Portfolio’s overweight to BBB rated corporate securities and allocation to BB rated corporate securities contributed positively to relative performance. The Portfolio’s overweight to corporate securities denominated in the euro also contributed positively to relative performance as these securities generally outperformed within the global developed markets during the period.

DFA Global Core Plus Fixed Income Portfolio

The DFA Global Core Plus Fixed Income Portfolio is designed to maximize total returns by investing in a universe of U.S. and foreign fixed income securities using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, as well as BB-rated securities, except when Dimensional believes the expected credit premium is relatively low. The Portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio was 6.57 years as of October 31, 2023, compared to 7.23 years as of October 31, 2022. The weighted average duration of the benchmark was 6.46 years as of October 31, 2023, compared to 6.70 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 3.79% for the Portfolio and 1.72% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark. Credit spreads were relatively wide during the period, indicating larger expected credit premiums. As such, the Portfolio emphasized single-A, BBB, and BB rated corporate securities during the period. Realized credit premiums were generally positive during the period. As a result, the Portfolio’s overweight to single-A and BBB rated corporate securities, and inclusion of BB rated corporate securities, contributed positively to relative performance. During the period, eligible yield curves in global developed markets flattened, indicating smaller expected term premiums. As such, the Portfolio increased its allocation to short-term securities during the period but was still overweight intermediate-term securities relative to the benchmark. Realized term premiums were generally negative during the period. As a result, the Portfolio’s underweight to securities with maturities longer than 20-years, and overweight to intermediate-term securities, contributed positively to relative performance.

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DFA Investment Grade Portfolio

The DFA Investment Grade Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 20 years and follows a variable maturity strategy within a range of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio was 5.29 years as of October 31, 2023, compared to 6.12 years as of October 31, 2022. The weighted average duration of the benchmark was 6.04 years as of October 31, 2023, compared to 6.11 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 2.43% for the Portfolio and 0.36% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark. During the period, the U.S. yield curve was generally flat to inverted in the short- to intermediate-term maturity segment, indicating smaller expected term premiums. As such, the Portfolio increased its allocation to short-term securities and had a weighted average duration that was shorter than the benchmark over the full period. Realized term premiums were generally negative during the period. As a result, the Portfolio’s exclusion of securities with maturities longer than 20-years, and allocation to securities with maturities shorter than one-year, contributed positively to relative performance. Credit spreads were relatively wide during the period, indicating larger expected credit premiums. As such, the Portfolio emphasized single-A and BBB rated corporate securities during the period. Realized credit premiums were generally positive during the period. As a result, the Portfolio’s overweight to single-A and BBB rated corporate securities contributed positively to relative performance. The Portfolio’s exclusion of securitized securities also contributed positively to relatively performance, as these securities underperformed corporate and government securities during the period.

DFA Diversified Fixed Income Portfolio

The DFA Diversified Fixed Income Portfolio is designed to provide a market rate of return for a fixed income portfolio with low relative volatility by investing directly or through other funds managed by Dimensional (“Underlying Funds”) in a universe of U.S. and foreign debt securities, including inflation-protected securities. During the period covered by this report, the Portfolio’s investments in Underlying Funds included the DFA Two-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio. Generally, the Portfolio or the Underlying Funds will purchase debt securities that mature within 20 years. The weighted average duration of the Portfolio was 3.07 years as of October 31, 2023, compared to 3.67 years as of October 31, 2022. The weighted average duration of the benchmark was 3.62 years as of October 31, 2023, compared to 3.71 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 1.97% for the Portfolio and 1.46% for the Bloomberg U.S. Intermediate Government Bond Index, the Portfolio’s benchmark. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities shorter than one-year, and underweight to intermediate-term securities, contributed positively to relative performance. Realized inflation was higher than expected inflation during the period. As a result, the Portfolio’s allocation to inflation-protected securities relative to the nominal benchmark also contributed positively to relative performance.

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DFA LTIP Portfolio

The DFA LTIP Portfolio seeks to provide total return composed of income and capital appreciation consistent with inflation-protected long-term instruments. The Portfolio generally invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities longer than 10 years. The weighted average duration of the Portfolio was 25.62 years as of October 31, 2023, compared to 26.27 years as of October 31, 2022. The weighted average duration of the benchmark was 20.97 years as of October 31, 2023, compared to 21.63 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were -14.47% for the Portfolio and - 11.25% for the FTSE U.S. Inflation-Linked Securities Index 20+ Years, the Portfolio’s benchmark. Real interest rates increased during the period. As such, the Portfolio’s longer duration detracted from relative performance, as realized real term premiums were generally negative in the U.S. Treasury Inflation-Protected Securities market.

DFA Inflation-Protected Securities Portfolio

The DFA Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing in inflation-protected securities (TIPS) issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The weighted average duration of the Portfolio was 6.70 years as of October 31, 2023, compared to 6.90 years as of October 31, 2022. The weighted average duration of the benchmark was 6.44 years as of October 31, 2023, compared to 6.67 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were -0.54% for the Portfolio and -0.72% for the Bloomberg U.S. TIPS Index, the Portfolio’s benchmark. Real interest rates increased during the period and long-term TIPS underperformed short-term TIPS. As a result, the Portfolio’s exclusion of TIPS with maturities longer than 20-years contributed positively to relative performance. Conversely, the Portfolio’s underweight to short-term TIPS and overweight to intermediate-term TIPS detracted from relative performance.

DFA Short-Duration Real Return Portfolio

The DFA Short-Duration Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by using both variable maturity and variable credit approaches and investing in a combination of investment grade debt securities and inflation-protected securities that mature within five years, and derivative instruments such as inflation swaps. The Portfolio maintains a weighted average portfolio duration of three years or less. The weighted average duration of the Portfolio was 0.93 year as of October 31, 2023, compared to 2.68 years as of October 31, 2022. The weighted average duration of the benchmark was 2.88 years as of October 31, 2023, compared to 2.82 years as of October 31, 2022.

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For the 12 months ended October 31, 2023, total returns were 5.38% for the Portfolio and 2.15% for the Bloomberg U.S. TIPS 1-5 Years Index, the Portfolio’s benchmark. During the period, the U.S. real yield curve was generally flat or inverted along the Portfolio’s eligible maturity range, indicating smaller expected real term premiums. As such, the Portfolio’s duration was decreased and was shorter than that of the benchmark during the period. Realized real term premiums were generally negative during the period. As a result, the Portfolio’s shorter weighted average duration contributed positively to relative performance. Realized credit premiums were generally positive during the period. As a result, the Portfolio’s allocation to corporate securities also contributed positively to performance relative to the TIPS-only benchmark.

DFA Global Core Plus Real Return Portfolio

The DFA Global Core Plus Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by using both variable maturity and variable credit approaches and investing in a combination of investment grade debt securities, BB rated securities, inflation-protected securities, and derivative instruments such as inflation swaps. The portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio was 6.63 years as of October 31, 2023, compared to 7.48 years as of October 31, 2022. The weighted average duration of the benchmark was 6.46 years as of October 31, 2023, compared to 6.70 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 3.14% for the Portfolio and 1.72% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark. Credit spreads were relatively wide during the period, indicating larger expected credit premiums. As such, the Portfolio emphasized single-A, BBB, and BB rated corporate securities during the period. Realized credit premiums were generally positive during the period. As a result, the Portfolio’s overweight to single-A and BBB rated corporate securities, and inclusion of BB rated corporate securities, contributed positively to relative performance. During the period, eligible yield curves in global developed markets flattened, indicating smaller expected term premiums. As such, the Portfolio increased its allocation to short-term securities during the period but was still overweight intermediate-term securities relative to the benchmark. Realized term premiums were generally negative during the period. As a result, the Portfolio’s underweight to securities with maturities longer than 20-years, and overweight to intermediate-term securities, contributed positively to relative performance. The Portfolio’s zero-coupon inflation swaps, designed for protection from unexpected inflation, detracted from relative performance as breakeven inflation rates decreased during the period. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,025.40	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66
DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,023.20	0.17%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

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DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,018.60	0.16%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.16%	$0.82
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,022.50	0.22%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$977.00	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$1,024.80	0.18%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$938.60	0.12%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,017.90	0.20%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$949.10	0.21%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07
DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$1,014.50	0.20%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$965.90	0.24%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$953.40	0.20%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$980.30	0.15%	$0.75
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77

24

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$788.00	0.13%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66
DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$947.70	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56
DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$1,021.40	0.22%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
DFA Global Core Plus Real Return Portfolio
Actual Fund Return	$1,000.00	$977.40	0.28%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

25

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023 (October 19, 2023 with respect to DFA Global Core Plus Real Return Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Investment Grade Portfolio, DFA Short-Term Government Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA One-Year Fixed Income Portfolio, DFA Intermediate-Term Extended Quality Portfolio, and DFA Short-Term Extended Quality and DFA Short-Term Extended Quality Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Communications	1.4%
Consumer, Cyclical	36.3%
Consumer, Non-cyclical	1.9%
Financials	14.0%
Foreign Government	12.3%
Supranational	5.4%
U.S. Government	28.7%

100.0%

DFA Two-Year Global Fixed Income Portfolio
Communications	1.3%
Consumer, Cyclical	12.6%
Consumer, Non-cyclical	1.7%
Energy	1.0%
Financials	30.3%
Foreign Government	23.9%
Industrials	0.2%
Supranational	11.1%
Technology	0.1%
U.S. Government	17.8%

100.0%

DFA Selectively Hedged Global Fixed Income Portfolio
Basic Materials	2.8%
Communications	4.9%
Consumer, Cyclical	6.2%
Consumer, Non-cyclical	5.6%
Energy	3.7%
Financials	47.9%
Foreign Government	5.1%
Industrials	5.9%
Supranational	0.9%
Technology	1.0%
U.S. Government	11.5%
Utilities	4.5%

100.0%

DFA Five-Year Global Fixed Income Portfolio
Communications	1.4%
Consumer, Cyclical	7.7%
Consumer, Non-cyclical	1.4%
Energy	0.9%
Financials	42.0%
Foreign Government	26.2%
Industrials	1.3%
Supranational	9.2%
Technology	0.2%
U.S. Government	9.7%

100.0%

DFA World ex U.S. Government Fixed Income Portfolio
Energy	2.4%
Financials	15.9%
Foreign Government	61.2%
Industrials	5.3%
Supranational	11.4%
U.S. Government	3.8%

100.0%

DFA Short-Term Government Portfolio
U.S. Government	100.0%

100.0%

26

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Intermediate Government Fixed Income Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Term Extended Quality Portfolio
Basic Materials	2.2%
Communications	3.9%
Consumer, Cyclical	5.9%
Consumer, Non-cyclical	6.1%
Energy	3.8%
Financials	53.5%
Foreign Government	2.9%
Industrials	4.3%
Supranational	1.7%
Technology	1.3%
U.S. Government	10.3%
Utilities	4.1%

100.0%

DFA Intermediate-Term Extended Quality Portfolio
Basic Materials	6.2%
Communications	5.6%
Consumer, Cyclical	7.9%
Consumer, Non-cyclical	10.5%
Energy	7.2%
Financials	36.2%
Foreign Government	1.6%
Industrials	8.2%
Supranational	1.3%
Technology	6.3%
U.S. Government	5.1%
Utilities	3.9%

100.0%

DFA Targeted Credit Portfolio
Basic Materials	4.6%
Communications	3.6%
Consumer, Cyclical	11.6%
Consumer, Non-cyclical	13.5%
Energy	2.9%
Financials	39.0%
Foreign Government	0.2%
Industrials	9.5%
Technology	3.8%
U.S. Government	5.4%
Utilities	5.9%

100.0%

DFA Global Core Plus Fixed Income Portfolio
Basic Materials	3.9%
Communications	4.9%
Consumer, Cyclical	7.8%
Consumer, Non-cyclical	8.5%
Energy	4.5%
Financials	30.3%
Foreign Government	10.4%
Industrials	5.6%
Mortgage Securities	8.8%
Supranational	2.2%
Technology	5.2%
U.S. Government	5.1%
Utilities	2.8%

100.0%

DFA Investment Grade Portfolio
Basic Materials	1.5%
Communications	3.4%
Consumer, Cyclical	4.7%
Consumer, Non-cyclical	8.8%
Energy	3.3%
Financials	24.2%
Foreign Government	1.7%
Industrials	4.0%
Supranational	0.8%
Technology	3.1%
U.S. Government	42.5%
Utilities	2.0%

100.0%

DFA Diversified Fixed Income Portfolio
Affiliated Investment Companies	80.5%
U.S. Government	19.5%

100.0%

DFA LTIP Portfolio
U.S. Government	100.0%

100.0%

DFA Inflation-Protected Securities Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Duration Real Return Portfolio
Basic Materials	2.1%
Communications	2.4%
Consumer, Cyclical	5.7%
Consumer, Non-cyclical	6.0%
Energy	3.4%
Financials	58.9%
Foreign Government	3.2%
Industrials	3.7%
Supranational	2.6%
Technology	2.5%
U.S. Government	6.6%
Utilities	2.9%

100.0%

DFA Global Core Plus Real Return Portfolio
Basic Materials	3.1%
Communications	4.5%
Consumer, Cyclical	7.9%
Consumer, Non-cyclical	5.9%
Energy	4.3%
Financials	35.1%
Foreign Government	10.4%
Industrials	5.9%
Mortgage Securities	9.1%
Supranational	1.6%
Technology	3.2%
U.S. Government	4.7%
Utilities	4.3%

100.0%

27

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face
		Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank Discount Notes
∞	5.576%, 02/26/24	13,000	$12,785,207
BONDS — (34.6%)
Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	97,200	95,503,026
Amazon.com, Inc.
#	2.730%, 04/13/24	57,205	56,449,467
	0.450%, 05/12/24	6,490	6,318,342
Asian Development Bank
#	1.625%, 03/15/24	88,600	87,316,981
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.095%, 07/03/25	19,780	19,831,963
Caisse d’Amortissement de la Dette Sociale
	3.375%, 03/20/24	5,795	5,743,886
	0.375%, 05/27/24	45,880	44,515,278
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.741%, 05/19/25	41,250	41,253,621
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.744%, 07/07/25	21,999	21,928,710
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω	5.974%, 09/12/25	5,656	5,657,860
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.084%, 03/14/25	6,500	6,518,915
(r)	6.084%, 03/14/25	16,247	16,294,279
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	5.645%, 01/12/24	90,475	90,468,667

		Face
		Amount	Value†
		(000)
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.045%, 07/18/25	31,807	$31,855,029
	CPPIB Capital, Inc.
Ω	3.000%, 06/13/24	17,344	17,054,243
	Erste Abwicklungsanstalt
	0.250%, 03/01/24	4,000	3,928,800
	Export Development Canada
#	2.625%, 02/21/24	11,175	11,072,910
	0.496%, 04/08/24	11,400	11,143,709
	FMS Wertmanagement
	0.375%, 05/06/24	13,800	13,435,442
	Inter-American Development Bank
	0.250%, 11/15/23	52,700	52,594,191
	2.625%, 01/16/24	10,000	9,938,526
#	3.000%, 02/21/24	13,917	13,807,222
	Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r)	5.614%, 03/22/24	75,000	74,998,872
	Kommunalbanken AS
	0.250%, 12/08/23	1,800	1,790,985
	2.750%, 02/05/24	33,400	33,148,985
	Kommunekredit
	1.000%, 12/15/23	9,000	8,951,299
	Kommuninvest I Sverige AB
	3.250%, 01/16/24	21,302	21,197,045
	0.375%, 02/16/24	12,600	12,409,504
Ω	0.375%, 02/16/24	33,000	32,501,163
	1.375%, 05/08/24	11,750	11,488,001
	Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	11,662	11,448,213
	Kuntarahoitus OYJ
	2.500%, 11/15/23	8,322	8,312,680
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	55,500	54,669,316
	Landwirtschaftliche Rentenbank
#	3.125%, 11/14/23	3,300	3,297,393
	2.375%, 01/23/24	19,000	18,860,198
	National Australia Bank Ltd.
#	5.132%, 11/22/24	14,475	14,395,403

28

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.101%, 05/13/25	11,110	$11,142,759
Nordea Bank Abp
#Ω	0.625%, 05/24/24	17,000	16,495,950
Oesterreichische Kontrollbank AG
	3.125%, 11/07/23	404	403,862
OMERS Finance Trust
	2.500%, 05/02/24	10,000	9,838,978
Province of Alberta Canada
	3.350%, 11/01/23	47,013	47,013,000
#	2.950%, 01/23/24	80,347	79,844,615
Province of Ontario Canada
	3.050%, 01/29/24	125,100	124,304,635
Province of Quebec Canada
	2.500%, 04/09/24	15,715	15,496,713
Roche Holdings, Inc.
#Ω	1.882%, 03/08/24	83,000	81,883,555
Svensk Exportkredit AB
	0.500%, 11/10/23	36,585	36,544,722
#	1.750%, 12/12/23	32,519	32,383,376
	0.375%, 03/11/24	6,000	5,887,472
Svenska Handelsbanken AB
	3.900%, 11/20/23	2,933	2,929,606
#Ω	0.550%, 06/11/24	12,750	12,347,250
Westpac Banking Corp.
#	3.300%, 02/26/24	14,350	14,230,756
	5.350%, 10/18/24	88,450	88,108,732

TOTAL BONDS			1,548,956,105

U.S. TREASURY OBLIGATIONS — (28.1%)
U.S. Treasury Notes
	0.250%, 11/15/23	207,500	207,097,446
	0.500%, 11/30/23	92,000	91,644,564
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.523%, 07/31/25	240,000	239,960,556
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.567%, 04/30/25	224,000	224,222,396
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.170%, FRN
(r)	5.568%, 10/31/25	145,000	145,017,925

		Face
		Amount	Value†
		(000)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
#(r)	5.598%, 01/31/25	352,500	$353,092,055

TOTAL U.S. TREASURY OBLIGATIONS			1,261,034,942

COMMERCIAL PAPER — (36.0%)
Australia & New Zealand Banking Group Ltd.
Ω	5.658%, 11/08/23	10,000	9,988,174
Ω	5.725%, 12/12/23	3,850	3,825,817
Ω	5.560%, 01/08/24	29,350	29,048,140
Ω	5.863%, 02/20/24	49,000	48,166,058
Ω	5.873%, 02/20/24	16,500	16,219,183
Bank of Montreal
	5.540%, 01/18/24	10,000	9,879,130
	5.580%, 01/19/24	50,000	49,387,778
	5.580%, 02/07/24	25,000	24,619,194
	5.610%, 02/12/24	50,000	49,199,200
Caisse des Depots et Consignations
Ω	5.720%, 03/12/24	50,000	48,977,304
Ω	5.455%, 03/21/24	75,000	73,357,356
Canadian Imperial Bank of Commerce
Ω	5.746%, 01/05/24	10,000	9,902,206
Ω	5.480%, 01/09/24	50,000	49,479,310
Ω	5.540%, 12/01/23	25,000	24,885,756
Ω	5.770%, 01/18/24	25,000	24,703,533
CDP Financial, Inc.
Ω	5.550%, 03/11/24	10,000	9,797,065
Ω	5.745%, 03/27/24	30,000	29,313,847
Cooperatieve Rabobank UA
	5.540%, 02/15/24	15,000	14,757,841
DNB Bank ASA
Ω	5.520%, 01/03/24	15,000	14,858,247
Ω	5.693%, 12/07/23	25,000	24,864,464
Ω	5.540%, 01/10/24	50,000	49,473,439
Ω	5.540%, 01/19/24	25,000	24,701,630
Ω	5.570%, 01/31/24	25,000	24,654,459
Export Development Canada
	5.716%, 01/17/24	15,000	14,824,110
	5.400%, 03/04/24	30,000	29,433,333
FMS Wertmanagement
Ω	5.520%, 02/08/24	2,500	2,462,306
Kreditanstalt fuer Wiederaufbau
Ω	5.729%, 03/12/24	9,000	8,817,646
Ω	5.737%, 04/05/24	45,650	44,556,560

29

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
Ω	0.017%, 01/01/99	27,750	$27,012,581
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.460%, 02/06/24	14,000	13,793,692
Ω	5.520%, 03/18/24	40,000	39,153,387
Ω	5.785%, 05/20/24	25,500	24,707,671
Ω	5.774%, 05/22/24	33,900	32,836,458
Ω	5.788%, 05/23/24	15,500	15,011,386
National Securities Clearing Corp.
Ω	5.460%, 02/01/24	53,990	53,227,718
Ω	5.739%, 04/22/24	26,000	25,295,085
Ω	0.017%, 01/01/99	12,000	11,659,134
Ω	0.019%, 01/01/99	40,000	38,802,773
NRW Bank
Ω	5.777%, 03/06/24	50,000	49,025,392
Ω	5.550%, 03/07/24	50,000	49,017,837
Ω	5.753%, 03/18/24	32,500	31,807,651
Oesterreichische Kontrollbank AG
	5.641%, 01/22/24	16,000	15,800,407
	5.659%, 02/12/24	73,500	72,343,802
	5.736%, 04/05/24	24,500	23,904,929
	5.715%, 04/05/24	14,000	13,659,959
PSP Capital, Inc.
Ω	5.692%, 02/15/24	50,000	49,193,864
Ω	5.761%, 04/02/24	14,000	13,668,571
Ω	5.680%, 04/15/24	14,000	13,639,102
Royal Bank of Canada
	5.530%, 02/20/24	25,000	24,572,290
Ω	5.520%, 02/08/24	15,000	14,771,750

		Face
		Amount	Value†
		(000)
	5.820%, 03/06/24	25,000	$24,512,673
Toronto-Dominion Bank
Ω	5.733%, 01/17/24	35,200	34,783,660
Ω	5.480%, 11/27/23	30,000	29,880,990
United Overseas Bank Ltd.
Ω	5.600%, 02/27/24	10,000	9,812,225
Ω	5.624%, 11/06/23	25,000	24,977,803
Ω	5.628%, 11/21/23	69,750	69,532,159

TOTAL COMMERCIAL PAPER (Cost $1,610,752,823)			1,610,558,035

TOTAL INVESTMENT SECURITIES (Cost $4,441,786,304)			4,433,334,289

		Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 5.300%		18,634,214	18,634,214

SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	2,435,238	28,168,401

TOTAL INVESTMENTS — (100.0%) (Cost $4,488,588,919)			$4,480,136,904

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$12,785,207	—	$12,785,207
Bonds	—	1,548,956,105	—	1,548,956,105
U.S. Treasury Obligations	—	1,261,034,942	—	1,261,034,942
Commercial Paper	—	1,610,558,035	—	1,610,558,035
Temporary Cash Investments	$18,634,214	—	—	18,634,214
Securities Lending Collateral	—	28,168,401	—	28,168,401

TOTAL	$18,634,214	$4,461,502,690	—	$4,480,136,904

See accompanying Notes to Financial Statements.

30

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

			Face
			Amount^	Value†
			(000)
BONDS — (57.5%)
AUSTRALIA — (6.6%)
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.750%, FRN, 6.095%, 07/03/25		19,780	$19,831,963
(r)	3M Swap + 0.920%, FRN, 5.110%, 11/04/25	AUD	10,000	6,371,136
Commonwealth Bank of Australia 4.200%, 08/18/25		AUD	7,000	4,362,226
Commonwealth Bank of Australia, Floating Rate Note,
(r)	3M Swap + 1.130%, FRN, 5.270%, 01/11/24	AUD	37,100	23,560,697
Commonwealth Bank of Australia. SOFR + 0.740%, FRN,
(r),(r)Ω	6.084%, 03/14/25		15,861	15,907,156
(r)Ω	SOFR + 0.400%, FRN, 5.744%, 07/07/25		23,933	23,856,530
(r)	3M Swap + 0.800%, FRN, 4.950%, 08/18/25	AUD	1,500	953,678
(r)	3M Swap + 0.900%, FRN, 5.054%, 01/13/26	AUD	3,500	2,227,373
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	992	1,027,837
(r)	3M Swap + 0.410%, FRN, 4.547%, 08/24/26	AUD	4,000	2,512,920
National Australia Bank Ltd., Floating Rate Note,
(r)	3M Swap + 1.040%, FRN, 5.175%, 02/26/24	AUD	7,000	4,449,353
(r)Ω	SOFR + 0.380%, FRN, 5.725%, 01/12/25		11,248	11,213,889
(r)	3M Swap + 0.770%, FRN, 4.980%, 01/21/25	AUD	14,900	9,474,540
(r)Ω	SOFR + 0.760%, FRN, 6.101%, 05/13/25		11,110	11,142,759
(r)	3M Swap + 0.920%, FRN, 5.057%, 11/25/25	AUD	23,500	14,969,970

			Face
			Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.780%, FRN, 4.948%, 05/12/26	AUD	13,750	$8,722,191
	New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	8,000	5,092,611
	Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	50,300	32,174,539
	Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	33,700	21,579,906
	Western Australian Treasury Corp.
	2.500%, 07/23/24	AUD	7,200	4,502,146
	Westpac Banking Corp.
	3.250%, 11/16/23	AUD	4,000	2,536,156
	2.700%, 03/17/25	AUD	4,200	2,577,557
	3.900%, 08/11/25	AUD	10,000	6,197,408
	Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.950%, FRN, 5.104%, 11/16/23	AUD	10,000	6,344,907
(r)	3M Swap + 0.500%, FRN, 4.621%, 12/08/23	AUD	20,000	12,687,739
(r)	3M Swap + 0.690%, FRN, 4.809%, 03/17/25	AUD	19,300	12,256,583
(r)	3M Swap + 0.800%, FRN, 4.968%, 08/11/25	AUD	33,500	21,297,032
(r)	SOFR + 1.000%, FRN, 6.342%, 08/26/25		4,500	4,531,230
(r)	3M Swap + 0.750%, FRN, 4.904%, 02/16/26	AUD	13,500	8,565,352

	TOTAL AUSTRALIA			300,927,384

AUSTRIA — (0.0%)
	Oesterreichische Kontrollbank AG
	1.250%, 12/15/23	GBP	1,600	1,934,976

BELGIUM — (0.8%)
	Dexia Credit Local SA
	1.625%, 12/08/23	GBP	5,000	6,053,302
	0.625%, 02/03/24	EUR	9,000	9,441,006
Δ	0.000%, 05/29/24	EUR	16,800	17,379,358

31

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
Euroclear Bank SA
	1.250%, 09/30/24	GBP	2,000	$2,333,449

TOTAL BELGIUM				35,207,115

CANADA — (12.1%)
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	10,000	7,064,215
Canada Government Bond
	0.500%, 11/01/23	CAD	14,500	10,454,848
Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	5,000	3,557,094
CDP Financial, Inc.
	3.150%, 07/24/24		23,431	23,001,292
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.741%, 05/19/25		36,750	36,753,226
CPPIB Capital, Inc.
Ω	3.000%, 06/13/24		16,481	16,205,661
Export Development Canada
	2.625%, 02/21/24		13,000	12,881,237
	0.496%, 04/08/24		3,400	3,323,562
OMERS Finance Trust
	2.500%, 05/02/24		10,000	9,838,978
Province of Alberta Canada
	3.350%, 11/01/23		12,000	12,000,000
	2.950%, 01/23/24		52,089	51,763,304
Province of Ontario Canada
	3.050%, 01/29/24		124,500	123,708,450
#	3.200%, 05/16/24		7,200	7,103,019
	4.250%, 08/22/24	AUD	3,200	2,019,466
Province of Quebec
	1.500%, 12/15/23	GBP	7,731	9,351,902
Province of Quebec Canada
	4.200%, 03/10/25	AUD	40,915	25,653,875
PSP Capital, Inc.
	3.290%, 04/04/24	CAD	15,000	10,731,963
Royal Bank of Canada
	2.333%, 12/05/23	CAD	127,600	91,763,424
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	119,000	84,997,793
	3.226%, 07/24/24	CAD	15,000	10,643,807

TOTAL CANADA				552,817,116

DENMARK — (2.4%)
Denmark Government Bond
Δ	0.000%, 11/15/24	DKK	109,300	14,966,759
Denmark Government Bonds
	1.500%, 11/15/23	DKK	435,667	61,614,663

			Face Amount^	Value†
			(000)
	DENMARK — (Continued)
	Kommunekredit
	1.000%, 12/15/23		10,300	$10,244,265
	0.250%, 02/16/24	EUR	9,000	9,421,979
	2.000%, 06/25/24	GBP	2,700	3,207,153
	0.750%, 08/15/24	GBP	7,732	9,056,167

	TOTAL DENMARK			108,510,986

FINLAND — (0.5%)
	Kuntarahoitus OYJ
	2.500%, 11/15/23		7,568	7,559,524
	0.125%, 03/07/24	EUR	9,400	9,820,602
	5.000%, 03/20/24	AUD	6,000	3,809,145

	TOTAL FINLAND			21,189,271

FRANCE — (1.1%)
	Agence Francaise de Developpement EPIC
	3.125%, 01/04/24	EUR	8,500	8,974,857
	3.125%, 06/30/24		6,200	6,091,757
	BNP Paribas SA
	2.375%, 05/20/24	EUR	2,000	2,096,626
	Caisse d’Amortissement de la Dette Sociale
	3.375%, 03/20/24		18,287	18,125,703
	0.375%, 05/27/24		5,720	5,549,856
	SFIL SA
Δ	0.000%, 05/24/24	EUR	2,000	2,068,649
	SNCF Reseau
	4.500%, 01/30/24	EUR	2,400	2,541,437
	Unedic Asseo
	2.375%, 05/25/24	EUR	4,000	4,193,023

	TOTAL FRANCE			49,641,908

GERMANY — (4.0%)
	Erste Abwicklungsanstalt
	0.010%, 11/03/23	EUR	5,000	5,289,919
	0.250%, 03/01/24		30,400	29,858,880
FMS Wertmanagement
	0.625%, 12/15/23	GBP	2,000	2,416,556
	0.375%, 05/06/24		5,000	4,867,914
Kreditanstalt fuer Wiederaufbau
	1.250%, 12/29/23	GBP	10,596	12,792,613
	0.250%, 03/08/24		15,900	15,608,522
	1.625%, 04/03/24	NOK	318,400	28,122,333
	0.875%, 07/18/24	GBP	1,750	2,060,690
	1.500%, 07/24/24	AUD	16,081	9,972,702
Land Berlin
	0.010%, 11/21/23	EUR	1,165	1,230,184
Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 12/15/23	GBP	840	1,016,026

32

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	0.250%, 02/12/24		18,062	$17,791,661
	2.000%, 07/23/24		30,000	29,205,720
	Landwirtschaftliche Rentenbank
	5.375%, 04/23/24	NZD	4,150	2,412,602
	0.400%, 09/23/24	AUD	9,970	6,091,115
	4.250%, 01/09/25	AUD	20,300	12,793,546
	NRW Bank
	1.375%, 12/15/23	GBP	300	362,706
	1.600%, 07/31/24	AUD	4,000	2,474,345

	TOTAL GERMANY			184,368,034

NETHERLANDS — (2.6%)
	BNG Bank NV
	0.750%, 11/13/23	AUD	3,500	2,217,811
	2.000%, 04/12/24	GBP	18,495	22,123,342
	5.250%, 05/20/24	AUD	16,050	10,209,944
	3.250%, 07/15/25	AUD	11,800	7,281,608
	Cooperatieve Rabobank UA
	5.500%, 04/11/24	AUD	2,280	1,449,731
	1.375%, 01/10/25		4,468	4,239,690
	Cooperatieve Rabobank UA, Floating Rate Note,
#(r)	SOFR + 0.380%, FRN, 5.726%, 01/10/25		1,170	1,167,899
(r)	SOFR + 0.700%, FRN, 6.045%, 07/18/25		34,481	34,533,066
	Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
	4.250%, 07/08/25	AUD	5,000	3,122,114
	Nederlandse Waterschapsbank NV
	1.125%, 03/15/24		10,600	10,424,888
	3.400%, 07/22/25	AUD	7,540	4,660,195
	Netherlands Government Bond
Δ	0.000%, 01/15/24	EUR	7,400	7,768,869
	Shell International Finance BV
	0.500%, 05/11/24	EUR	4,835	5,021,127
	0.750%, 05/12/24	EUR	5,800	6,030,873

	TOTAL NETHERLANDS			120,251,157

NEW ZEALAND — (0.6%)
	New Zealand Government Bond
	0.500%, 05/15/24	NZD	28,200	15,985,724

			Face Amount^	Value†
			(000)
NEW ZEALAND — (Continued)
	New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	23,200	$13,298,519

	TOTAL NEW ZEALAND			29,284,243

NORWAY — (3.3%)
	DNB Bank ASA
	0.050%, 11/14/23	EUR	300	317,014
	0.250%, 04/09/24	EUR	5,700	5,930,837
	Equinor ASA
	2.650%, 01/15/24		30,915	30,728,787
	3.700%, 03/01/24		2,678	2,659,717
	Kommunalbanken AS
	2.750%, 02/05/24		13,200	13,100,797
	5.250%, 07/15/24	AUD	2,900	1,845,952
	0.500%, 10/08/24	AUD	9,288	5,658,639
	4.250%, 07/16/25	AUD	11,500	7,208,535
(r)	SOFR + 1.000%, FRN, 6.344%, 06/17/26		4,000	4,059,880
	Norway Government Bond
	3.000%, 03/14/24	NOK	906,200	80,721,195

	TOTAL NORWAY			152,231,353

SINGAPORE — (0.1%)
	United Overseas Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.350%, FRN, 4.494%, 05/20/24	AUD	4,500	2,852,769

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.0%)
	African Development Bank
	4.000%, 01/10/25	AUD	39,000	24,475,845
	Asian Development Bank
	1.375%, 12/15/23	GBP	31,416	38,000,889
	1.625%, 03/15/24		22,561	22,234,293
	3.500%, 05/30/24	NZD	91,000	52,322,691
	1.100%, 08/15/24	AUD	17,250	10,646,096
Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.341%, 08/27/26		11,740	11,933,240
	European Financial Stability Facility
	2.125%, 02/19/24	EUR	2,300	2,421,467
Δ	0.000%, 04/19/24	EUR	35,601	37,023,398
	1.750%, 06/27/24	EUR	885	924,714
	European Investment Bank
	0.500%, 11/15/23	EUR	1,960	2,071,396
	0.875%, 12/15/23	GBP	2,080	2,514,351
	2.125%, 01/15/24	EUR	4,866	5,131,262

33

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	1.500%, 01/26/24	NOK	152,610	$13,553,894
Δ	0.000%, 03/15/24	EUR	18,534	19,344,123
	2.625%, 03/15/24		14,300	14,147,187
	4.750%, 08/07/24	AUD	63,272	40,156,706
	1.700%, 11/15/24	AUD	24,846	15,282,780
European Union
	1.875%, 04/04/24	EUR	7,400	7,767,459
Inter-American Development Bank
	0.250%, 11/15/23		15,000	14,969,883
	1.250%, 12/15/23	GBP	38,780	46,899,450
	2.625%, 01/16/24		17,480	17,372,543
	4.750%, 08/27/24	AUD	40,000	25,385,468
International Bank for Reconstruction & Development
	0.625%, 12/15/23	GBP	13,844	16,732,418
	2.500%, 01/24/24	NZD	64,858	37,516,167
	2.500%, 03/19/24		3,934	3,888,190
	2.250%, 03/28/24		6,572	6,484,072
International Finance Corp.
	1.450%, 07/22/24	AUD	33,887	21,011,587
	4.000%, 04/03/25	AUD	5,141	3,223,480
Nordic Investment Bank
	4.750%, 02/28/24	AUD	3,345	2,123,549
	1.875%, 04/10/24	NOK	100,000	8,836,312
	1.500%, 03/13/25	NOK	166,500	14,296,618
	1.050%, 05/12/25	SEK	100,000	8,538,359

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				547,229,887

SWEDEN — (8.2%)
Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	288,000	25,776,534
	3.250%, 01/16/24		18,274	18,183,964
	0.375%, 02/16/24		18,340	18,062,723
Ω	1.375%, 05/08/24		21,800	21,314,045
Ω	2.875%, 07/03/24		12,872	12,633,207
	1.000%, 10/02/24	SEK	113,000	9,826,716
	1.000%, 05/12/25	SEK	96,000	8,214,731
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		33,603	32,096,577
Svensk Exportkredit AB
	1.750%, 12/12/23		51,871	51,654,667
	1.375%, 12/15/23	GBP	5,000	6,047,262
	3.625%, 09/03/24		11,700	11,495,337
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.340%, 08/03/26		51,150	51,946,045

			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Svenska Handelsbanken AB
	3.900%, 11/20/23		60,431	$60,361,064
	0.125%, 06/18/24	EUR	1,000	1,032,560
Sweden Government Bond
	1.500%, 11/13/23	SEK	521,000	46,641,202

TOTAL SWEDEN				375,286,634

UNITED KINGDOM — (0.1%)
Network Rail Infrastructure Finance PLC
	4.750%, 01/22/24	GBP	5,469	6,634,091

UNITED STATES — (3.1%)
Amazon.com, Inc.
	2.730%, 04/13/24		55,000	54,273,589
	0.450%, 05/12/24		6,490	6,318,342
Apple, Inc.
	1.375%, 01/17/24	EUR	2,100	2,209,572
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	1,000	1,031,847
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		79,250	78,183,996

TOTAL UNITED STATES				142,017,346

TOTAL BONDS				2,630,384,270

U.S. TREASURY OBLIGATIONS — (17.8%)
U.S. Treasury Notes
	0.250%, 11/15/23		275,250	274,716,009
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.200%, FRN, 5.598%, 01/31/25		262,750	263,191,312
(r)	3M USTMMR + 0.169%, FRN, 5.567%, 04/30/25		178,000	178,176,726
(r)	3M USTMMR + 0.125%, FRN, 5.523%, 07/31/25		100,000	99,983,565

TOTAL U.S. TREASURY OBLIGATIONS				816,067,612

COMMERCIAL PAPER — (21.6%)
AUSTRALIA — (2.2%)
Australia & New Zealand Banking Group Ltd.
Ω	5.660%, 12/12/23		3,850	3,825,817
Ω	5.725%, 12/12/23		17,750	17,638,506
Ω	5.863%, 02/20/24		49,000	48,166,058
Ω	5.873%, 02/20/24		26,500	26,048,991

34

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Commonwealth Bank of Australia
Ω	5.470%, 01/23/24	5,000	$4,936,790

TOTAL AUSTRALIA			100,616,162

CANADA — (7.5%)
Bank of Montreal
	5.540%, 01/18/24	50,000	49,395,650
	5.580%, 02/07/24	25,000	24,619,194
	5.610%, 02/12/24	50,000	49,199,200
Canadian Imperial Bank of Commerce
Ω	5.746%, 01/05/24	10,000	9,902,206
Ω	5.480%, 01/09/24	5,000	4,947,931
Ω	5.540%, 12/01/23	25,000	24,885,756
Ω	5.768%, 01/22/24	25,000	24,687,284
CDP Financial, Inc.
Ω	5.809%, 04/01/24	38,500	37,588,233
Export Development Canada
	5.716%, 01/17/24	15,000	14,824,110
Province of Alberta Canada
Ω	5.807%, 04/19/24	7,200	7,011,045
PSP Capital, Inc.
Ω	5.683%, 02/02/24	15,000	14,788,610
Ω	5.692%, 02/15/24	48,750	47,964,017
Royal Bank of Canada
	5.530%, 02/20/24	10,000	9,828,916
Ω	5.520%, 02/08/24	15,000	14,771,750
	5.820%, 03/06/24	10,000	9,805,069

TOTAL CANADA			344,218,971

FRANCE — (0.9%)
Caisse d’Amortissement de la Dette Sociale
Ω	5.723%, 04/29/24	30,000	29,147,842
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.460%, 02/06/24	14,000	13,793,692

TOTAL FRANCE			42,941,534

NETHERLANDS — (1.4%)
Cooperatieve Rabobank UA
	5.540%, 02/15/24	15,000	14,757,841
	5.530%, 03/05/24	50,000	49,046,460

TOTAL NETHERLANDS			63,804,301

NORWAY — (2.3%)
DNB Bank ASA
Ω	5.520%, 01/03/24	15,000	14,858,247
Ω	5.540%, 01/10/24	25,000	24,736,719

			Face Amount^	Value†
			(000)
NORWAY — (Continued)
Ω	5.540%, 01/19/24		25,000	$24,701,630
Ω	5.570%, 01/31/24		25,000	24,654,459
Ω	5.550%, 01/30/24		7,000	6,904,331
Ω	5.847%, 04/23/24		8,713	8,475,940

TOTAL NORWAY				104,331,326

UNITED STATES — (7.3%)
Caisse des Depots et Consignations
Ω	5.455%, 03/21/24		15,000	14,671,471
Ω	0.016%, 05/02/24		35,000	34,008,121
Cooperatieve Rabobank UA
	5.540%, 02/01/24		35,000	34,508,712
Microsoft Corp.
Ω	5.360%, 03/07/24		65,000	63,744,296
National Securities Clearing Corp.
Ω	5.460%, 02/01/24		10,000	9,858,811
Ω	5.460%, 02/28/24		19,500	19,141,655
Ω	5.450%, 02/29/24		22,000	21,390,508
Ω	5.725%, 04/10/24		36,300	35,327,715
NRW Bank
Ω	5.722%, 02/16/24		500	491,729
Ω	5.753%, 03/18/24		32,500	31,807,651
Oesterreichische Kontrollbank AG
	5.659%, 02/12/24		20,000	19,685,388
	5.736%, 04/05/24		24,500	23,904,929
United Overseas Bank Ltd.
Ω	5.624%, 11/06/23		25,000	24,977,803

TOTAL UNITED STATES				333,518,789

TOTAL COMMERCIAL PAPER
	(Cost $989,793,986)			989,431,083

FOREIGN SOVEREIGN OBLIGATIONS — (3.1%)
BELGIUM — (0.2%)
Kingdom of Belgium Treasury Bills
	2.750%, 11/09/23	EUR	10,000	10,574,288

UNITED KINGDOM — (2.9%)
U.K. Treasury Bills
	4.797%, 11/20/23	GBP	15,000	18,181,579
	5.067%, 12/04/23	GBP	57,500	69,555,044

35

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
5.737%, 02/19/24	GBP	35,000	$41,868,197

TOTAL UNITED KINGDOM			129,604,820

TOTAL FOREIGN SOVEREIGN OBLIGATIONS			140,179,108

TOTAL INVESTMENT SECURITIES (Cost $4,717,618,414)			4,576,062,073

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	37,129	$429,467

TOTAL INVESTMENTS — (100.0%) (Cost $4,718,047,918)			$4,576,491,540

As of October 31, 2023, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	57,229,698	NZD	96,942,358	Barclays Capital	11/06/23	$750,265
USD	59,557,917	NOK	645,556,901	Citibank, N.A.	11/10/23	1,754,881
USD	90,809,560	NOK	1,005,535,529	Citibank, N.A.	11/20/23	747,320
USD	81,379,778	GBP	66,364,504	Barclays Capital	11/22/23	707,822
USD	73,134,718	DKK	512,369,477	Bank of New York Mellon	12/20/23	297,876
DKK	9,179,646	USD	1,301,175	Citibank, N.A.	12/20/23	3,775
DKK	110,564,299	USD	15,668,103	HSBC Bank	12/20/23	49,373
DKK	66,143,089	USD	9,387,504	State Street Bank and Trust	12/20/23	15,191
USD	47,924,260	DKK	334,498,168	State Street Bank and Trust	12/22/23	366,249
EUR	51,428,246	USD	54,473,960	Barclays Capital	12/27/23	86,174
EUR	6,863,619	USD	7,264,783	Citibank, N.A.	12/27/23	16,818
USD	46,564,510	SEK	511,506,993	State Street Bank and Trust	12/27/23	610,265
USD	117,710,678	AUD	183,672,680	UBS AG	12/27/23	980,879
USD	32,649,620	EUR	30,688,170	State Street Bank and Trust	12/28/23	90,667
USD	119,911,745	AUD	188,245,029	State Street Bank and Trust	01/04/24	243,059
USD	29,943,608	CAD	41,124,312	State Street Bank and Trust	01/04/24	253,132
EUR	8,772,415	USD	9,299,214	State Street Bank and Trust	01/05/24	11,958
EUR	2,761,375	USD	2,928,529	UBS AG	01/05/24	2,435
USD	15,399,303	EUR	14,497,114	Barclays Capital	01/09/24	9,149
USD	83,553,803	GBP	67,934,456	State Street Bank and Trust	01/10/24	934,407
USD	41,780,070	CAD	56,676,720	HSBC Bank	01/11/24	856,909
USD	88,779,018	GBP	72,093,275	State Street Bank and Trust	01/11/24	1,101,233
USD	33,987,246	CAD	46,555,869	Bank of America Corp.	01/18/24	368,241
USD	42,085,252	CAD	57,653,954	Morgan Stanley and Co. International	01/22/24	449,561
USD	54,494,245	EUR	51,165,475	Societe Generale	01/22/24	145,914
USD	55,167,288	SEK	607,092,397	State Street Bank and Trust	01/23/24	560,853
USD	42,457,910	CAD	58,064,970	UBS AG	01/23/24	524,763
USD	34,323,740	CAD	47,337,483	HSBC Bank	01/25/24	136,697

Total Appreciation						$12,075,866
USD	65,823,484	NZD	113,609,427	UBS AG	11/27/23	$(370,244)
DKK	32,233,332	USD	4,599,276	State Street Bank and Trust	12/20/23	(17,086)
USD	61,285,092	EUR	57,987,044	HSBC Bank	12/22/23	(215,051)
EUR	26,680,455	USD	28,548,023	State Street Bank and Trust	12/22/23	(251,154)
DKK	80,799,231	USD	11,508,911	UBS AG	12/22/23	(21,103)

36

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	68,165,944	EUR	64,406,358	State Street Bank and Trust	12/27/23	$(162,647)
USD	70,032,789	GBP	57,593,266	State Street Bank and Trust	01/04/24	(7,221)
USD	65,107,000	EUR	61,385,388	Morgan Stanley and Co. International	01/05/24	(48,369)
EUR	5,004,992	USD	5,322,454	UBS AG	01/05/24	(10,080)
USD	118,140,609	AUD	186,170,900	State Street Bank and Trust	01/16/24	(252,110)
USD	117,383,641	AUD	185,306,115	HSBC Bank	01/18/24	(466,196)

Total (Depreciation)						$(1,821,261)

Total Appreciation (Depreciation)						$10,254,605

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$300,927,384	—	$300,927,384
Austria	—	1,934,976	—	1,934,976
Belgium	—	35,207,115	—	35,207,115
Canada	—	552,817,116	—	552,817,116
Denmark	—	108,510,986	—	108,510,986
Finland	—	21,189,271	—	21,189,271
France	—	49,641,908	—	49,641,908
Germany	—	184,368,034	—	184,368,034
Netherlands	—	120,251,157	—	120,251,157
New Zealand	—	29,284,243	—	29,284,243
Norway	—	152,231,353	—	152,231,353
Singapore	—	2,852,769	—	2,852,769
Supranational Organization Obligations	—	547,229,887	—	547,229,887
Sweden	—	375,286,634	—	375,286,634
United Kingdom	—	6,634,091	—	6,634,091
United States	—	142,017,346	—	142,017,346
U.S. Treasury Obligations	—	816,067,612	—	816,067,612
Commercial Paper	—	989,431,083	—	989,431,083
Foreign Sovereign Obligations	—	140,179,108	—	140,179,108
Securities Lending Collateral	—	429,467	—	429,467
Forward Currency Contracts**	—	10,254,605	—	10,254,605

TOTAL	—	$4,586,746,145	—	$4,586,746,145

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

37

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

			Face
			Amount^	Value†
			(000)
BONDS — (78.1%)
AUSTRALIA — (3.0%)
ASB Bank Ltd.
	0.750%, 03/13/24	EUR	500	$522,508
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	4,800	5,044,264
Commonwealth Bank of Australia, 3M Swap + 0.750%, FRN
(r)	4.912%, 08/17/26	AUD	2,500	1,584,267
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.084%, 03/14/25		1,170	1,173,405
(r)	3M Swap + 0.900%, FRN, 5.054%, 01/13/26	AUD	800	509,114
(r)	3M Swap + 1.020%, FRN, 5.170%, 08/18/27	AUD	1,000	637,665
(r)	3M Swap + 0.950%, FRN, 5.112%, 08/17/28	AUD	1,000	634,145
Glencore Funding LLC
Ω	4.125%, 03/12/24		825	818,877
Ω	4.625%, 04/29/24		1,200	1,190,824
Ω	1.625%, 09/01/25		330	304,758
Ω	1.625%, 04/27/26		5,530	4,980,994
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r)	4.607%, 12/09/25	AUD	500	314,990
National Australia Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.900%, FRN, 5.030%, 05/30/25	AUD	3,000	1,910,895
(r)	3M Swap + 0.920%, FRN, 5.057%, 11/25/25	AUD	1,500	955,530
(r)	3M Swap + 0.780%, FRN, 4.948%, 05/12/26	AUD	5,828	3,696,940
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r)	5.023%, 01/25/27	AUD	3,500	2,203,139

			Face
			Amount^	Value†
			(000)
AUSTRALIA — (Continued)
	Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.690%, FRN, 4.809%, 03/17/25	AUD	3,500	$2,222,696
(r)	3M Swap + 0.800%, FRN, 4.968%, 08/11/25	AUD	2,000	1,271,465

	TOTAL AUSTRALIA			29,976,476

AUSTRIA — (0.3%)
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	3,300	3,331,530

BELGIUM — (1.9%)
	Belfius Bank SA
	0.010%, 10/15/25	EUR	1,500	1,469,463
	Dexia Credit Local SA
	1.625%, 12/08/23	GBP	1,400	1,694,925
	0.625%, 02/03/24	EUR	5,400	5,664,604
Δ	0.000%, 05/29/24	EUR	5,000	5,172,428
	0.500%, 01/17/25	EUR	5,000	5,086,817
	Groupe Bruxelles Lambert NV
	1.375%, 05/23/24	EUR	200	208,340

	TOTAL BELGIUM			19,296,577

CANADA — (11.3%)
	Alimentation Couche-Tard, Inc.
	3.056%, 07/26/24	CAD	3,500	2,477,927
	1.875%, 05/06/26	EUR	4,500	4,485,112
	Bank of Montreal
	2.850%, 03/06/24	CAD	5,000	3,571,877
	2.280%, 07/29/24	CAD	5,500	3,870,525
	2.750%, 06/15/27	EUR	200	200,499
	Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	5.154%, 07/17/24	AUD	2,000	1,271,019
	Bank of Nova Scotia
	2.290%, 06/28/24	CAD	21,000	14,834,851
	2.490%, 09/23/24	CAD	1,500	1,052,504
	1.050%, 03/02/26		2,800	2,496,953
	Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r)	6.434%, 06/12/25		3,500	3,510,257

38

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
	Bell Telephone Co. of Canada or Bell Canada
	2.700%, 02/27/24	CAD	9,500	$6,783,414
	Brookfield Finance, Inc.
	4.000%, 04/01/24		2,000	1,983,565
	Canada Government Bond
	1.500%, 05/01/24	CAD	4,800	3,400,965
	Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	12,500	8,778,529
	Canadian Natural Resources Ltd.
	1.450%, 11/16/23	CAD	500	359,996
	3.800%, 04/15/24		401	396,722
	3.900%, 02/01/25		1,110	1,079,016
Canadian Pacific Railway Co.
	1.589%, 11/24/23	CAD	8,000	5,754,981
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.741%, 05/19/25		3,700	3,700,325
	Emera U.S. Finance LP
	0.833%, 06/15/24		400	385,181
	Enbridge, Inc.
	2.150%, 02/16/24		100	98,805
	Honda Canada Finance, Inc.
	2.500%, 06/04/24	CAD	3,500	2,479,290
	National Bank of Canada
	2.983%, 03/04/24	CAD	2,000	1,429,529
	2.545%, 07/12/24	CAD	6,850	4,834,789
	Province of Ontario Canada
	0.500%, 12/15/23	GBP	100	120,835
	Province of Quebec Canada
	2.375%, 01/22/24	EUR	200	210,850
	Province of Saskatchewan Canada
	3.200%, 06/03/24	CAD	3,000	2,139,708
	PSP Capital, Inc.
	3.290%, 04/04/24	CAD	5,200	3,720,414
	Rogers Communications, Inc.
	4.000%, 03/13/24	CAD	9,600	6,876,141
	Royal Bank of Canada
	2.352%, 07/02/24	CAD	5,250	3,704,662
	Royal Bank of Canada, Floating Rate Note,
#(r)	SOFR + 0.340%, FRN, 5.684%, 10/07/24		1,500	1,495,707

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
(r)	SOFR + 0.570%, FRN, 5.915%, 04/27/26		1,200	$1,188,592
(r)	SOFR + 0.710%, FRN, 6.054%, 01/21/27		2,000	1,976,695
	Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	1,500	1,071,401
	0.750%, 01/06/26		2,570	2,298,264
(r)	SOFR + 1.080%, FRN, 6.424%, 07/17/26		4,835	4,838,239
	Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	5.138%, 07/10/24	AUD	1,000	635,461
	Toyota Credit Canada, Inc.
	1.270%, 07/22/24	CAD	4,250	2,974,035

	TOTAL CANADA			112,487,635

DENMARK — (0.3%)
	AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	750	752,576
	Danske Bank AS
	0.625%, 05/26/25	EUR	2,170	2,174,192

	TOTAL DENMARK			2,926,768

FINLAND — (0.8%)
	Kuntarahoitus OYJ
	0.125%, 03/07/24	EUR	2,700	2,820,811
	1.500%, 09/02/24	NOK	30,000	2,612,410
	OP Corporate Bank PLC
	0.375%, 06/19/24	EUR	1,000	1,033,159
	0.250%, 03/24/26	EUR	740	715,094
	1.375%, 09/04/26	GBP	500	530,660

	TOTAL FINLAND			7,712,134

FRANCE — (4.1%)
	Arval Service Lease SA
	0.875%, 02/17/25	EUR	2,400	2,424,668
	4.125%, 04/13/26	EUR	2,500	2,625,708
	Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		300	288,511
	0.010%, 03/07/25	EUR	4,900	4,902,955
	1.000%, 07/16/26	GBP	200	214,098
	Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.751%, 02/04/25		1,000	993,512

39

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
FRANCE — (Continued)
Banque Stellantis France SACA
	0.625%, 06/21/24	EUR	822	$850,859
Δ	0.000%, 01/22/25	EUR	3,500	3,519,354
	3.875%, 01/19/26	EUR	1,500	1,574,450
BNP Paribas SA
	1.000%, 06/27/24	EUR	3,000	3,111,926
BPCE SA
	1.000%, 07/15/24	EUR	2,000	2,071,346
Ω	2.375%, 01/14/25		1,500	1,426,413
	0.625%, 04/28/25	EUR	3,000	3,015,605
	0.375%, 02/02/26	EUR	1,000	975,008
Bpifrance SACA
	0.125%, 11/25/23	EUR	1,700	1,794,148
Credit Agricole SA
	2.375%, 05/20/24	EUR	2,000	2,095,263
	0.500%, 06/24/24	EUR	2,000	2,068,941
	1.375%, 03/13/25	EUR	1,100	1,122,191
	1.000%, 09/18/25	EUR	1,000	1,005,428
	1.375%, 05/03/27	EUR	800	776,961
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	966,766
Regie Autonome des Transports Parisiens EPIC
	0.375%, 06/15/24	EUR	1,300	1,344,168
Societe Generale SA
	1.875%, 10/03/24	GBP	900	1,053,003
	0.125%, 02/24/26	EUR	600	580,821

TOTAL FRANCE				40,802,103

GERMANY — (4.4%)
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		90	88,323
BMW Canada, Inc.
	2.410%, 11/27/23	CAD	2,000	1,439,264
BMW US Capital LLC, Floating Rate Note, SOFR + 0.620%, FRN
(r)Ω	5.961%, 08/11/25		350	350,678
Daimler Truck Finance Canada, Inc.
	1.850%, 12/15/23	CAD	7,500	5,384,586
	2.140%, 12/13/24	CAD	1,000	692,836
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.093%, 12/13/24		1,000	998,701
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	2,000	2,029,919

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
Deutsche Bank AG
	3.700%, 05/30/24		748	$736,301
E.ON International Finance BV
	5.625%, 12/06/23	GBP	1,600	1,943,941
FMS Wertmanagement
	0.625%, 12/15/23	GBP	100	120,828
HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	2,900	2,924,861
Kreditanstalt fuer Wiederaufbau
	1.250%, 12/29/23	GBP	1,500	1,810,959
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	4,689,109
Landwirtschaftliche Rentenbank
	1.125%, 12/15/23	GBP	955	1,154,834
Mercedes-Benz Finance Canada, Inc.
	2.970%, 03/13/24	CAD	1,250	892,987
Mercedes-Benz Finance North America LLC
Ω	1.450%, 03/02/26		3,791	3,441,443
Mercedes-Benz Finance North America LLC, Floating Rate Note,
(r)Ω	SOFR + 0.930%, FRN, 6.274%, 03/30/25		2,700	2,717,431
(r)Ω	SOFR + 0.570%, FRN, 5.915%, 08/01/25		1,000	1,001,467
NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,611,114
Siemens Financieringsmaatschappij NV
Δ	0.000%, 09/05/24	EUR	240	245,869
	1.000%, 02/20/25	GBP	500	574,847
Volkswagen Financial Services NV
	1.625%, 02/10/24	GBP	400	479,969
	2.125%, 06/27/24	GBP	600	710,367
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	970,730
Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	3,633	3,736,075
	0.375%, 07/20/26	EUR	500	477,819

40

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
	VW Credit Canada, Inc.
	2.850%, 09/26/24	CAD	1,500	$1,053,964
	2.050%, 12/10/24	CAD	1,500	1,038,778

	TOTAL GERMANY			43,318,000

IRELAND — (0.8%)
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		5,000	4,859,011
	1.750%, 01/30/26		2,700	2,427,909
	4.450%, 04/03/26		150	143,464
	GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	809,912

	TOTAL IRELAND			8,240,296

ITALY — (1.1%)
	Enel Finance International NV
	5.625%, 08/14/24	GBP	4,787	5,800,505
	Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		1,000	971,386
	Republic of Italy Government International Bonds
	2.375%, 10/17/24		4,562	4,405,478

	TOTAL ITALY			11,177,369

JAPAN — (3.5%)
	American Honda Finance Corp.
	1.950%, 10/18/24	EUR	910	943,356
	Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	2,000	2,037,711
	JT International Financial Services BV
	1.125%, 09/28/25	EUR	400	398,607
	Mitsubishi Corp.
	3.375%, 07/23/24		450	441,045
	Mitsubishi UFJ Financial Group, Inc.
	0.978%, 06/09/24	EUR	3,000	3,114,465
	0.339%, 07/19/24	EUR	2,999	3,089,672
	Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	3,623	3,708,035
	0.214%, 10/07/25	EUR	100	98,656
	1.631%, 04/08/27	EUR	3,277	3,179,150
	Nomura Holdings, Inc.
	1.653%, 07/14/26		5,828	5,140,459

			Face
			Amount^	Value†
			(000)
JAPAN — (Continued)
	ORIX Corp.
	4.050%, 01/16/24		300	$298,703
	1.919%, 04/20/26	EUR	500	500,164
	Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	2,000	2,053,282
	1.546%, 06/15/26	EUR	3,040	3,014,531
Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	800	805,451
	Toyota Finance Australia Ltd.
	0.250%, 04/09/24	EUR	1,000	1,040,701
	2.004%, 10/21/24	EUR	1,400	1,451,234
	0.064%, 01/13/25	EUR	2,700	2,721,998
	Toyota Motor Credit Corp.
	0.750%, 11/19/26	GBP	433	456,128

	TOTAL JAPAN			34,493,348

NETHERLANDS — (1.2%)
	BNG Bank NV
	3.250%, 07/15/25	AUD	5,000	3,085,427
	Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,000	976,522
	de Volksbank NV
	0.010%, 09/16/24	EUR	1,000	1,020,326
	ING Groep NV
	1.125%, 02/14/25	EUR	4,600	4,683,756
	JAB Holdings BV
	1.625%, 04/30/25	EUR	2,000	2,036,356
	Shell International Finance BV
	1.125%, 04/07/24	EUR	600	626,950

	TOTAL NETHERLANDS			12,429,337

NORWAY — (0.8%)
	Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	56,415
	Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.344%, 06/17/26		6,000	6,094,334
	Statnett SF
	0.875%, 03/08/25	EUR	500	506,592
	Telenor ASA
	2.625%, 12/06/24	EUR	1,000	1,041,403

	TOTAL NORWAY			7,698,744

PORTUGAL — (0.1%)
	EDP - Energias de Portugal SA
	2.875%, 06/01/26	EUR	200	205,426

41

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
PORTUGAL — (Continued)
	EDP Finance BV
Ω	3.625%, 07/15/24		1,000	$980,903

	TOTAL PORTUGAL			1,186,329

SPAIN — (1.5%)
	Autonomous Community of Madrid
	4.125%, 05/21/24	EUR	4,000	4,230,039
	Banco Bilbao Vizcaya Argentaria SA
	1.750%, 11/26/25	EUR	7,000	7,070,956
	3.375%, 09/20/27	EUR	500	515,180
	Banco Santander SA
	0.250%, 06/19/24	EUR	100	103,295
	CaixaBank SA
	0.375%, 02/03/25	EUR	1,000	1,008,016
	Iberdrola Finanzas SA
	7.375%, 01/29/24	GBP	1,900	2,316,259

	TOTAL SPAIN			15,243,745

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.0%)
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	200	114,175
	Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.961%, 08/16/27		1,000	1,003,318
	European Investment Bank
	0.875%, 12/15/23	GBP	1,400	1,692,352
	Inter-American Development Bank
	1.250%, 12/15/23	GBP	400	483,749
	3.000%, 02/21/24		5,000	4,960,560
	International Finance Corp.
	1.250%, 12/15/23	GBP	1,250	1,511,727

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			9,765,881

SWEDEN — (2.6%)
	Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	2,000	2,002,666
	SBAB Bank AB
	1.875%, 12/10/25	EUR	2,877	2,911,064
	Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	1,400	1,442,366
	4.000%, 11/09/26	EUR	1,000	1,050,277
	1.750%, 11/11/26	EUR	600	594,223

			Face
			Amount^	Value†
			(000)
SWEDEN — (Continued)
Svensk Exportkredit AB, Floating Rate Note,
SOFR + 1.000%, FRN
(r)	6.340%, 08/03/26		3,000	$3,046,689
Svenska Handelsbanken AB, Floating Rate Note,
(r)	SOFR + 0.910%, FRN, 6.254%, 06/10/25		3,233	3,241,457
(r)Ω	SOFR + 0.910%, FRN, 6.254%, 06/10/25		3,000	3,007,848
#(r)Ω	SOFR + 1.250%, FRN, 6.594%, 06/15/26		500	503,944
Swedbank AB
	0.250%, 10/09/24	EUR	800	816,752
	0.250%, 11/02/26	EUR	1,600	1,510,249
	1.300%, 02/17/27	EUR	300	285,989
Vattenfall AB
	3.250%, 04/18/24	EUR	1,900	2,002,598
Volvo Treasury AB
	0.125%, 09/17/24	EUR	250	255,521
	2.625%, 02/20/26	EUR	2,750	2,824,275

TOTAL SWEDEN				25,495,918

SWITZERLAND — (0.9%)
ABB Finance BV
	0.625%, 03/31/24	EUR	988	1,030,824
UBS AG
	0.010%, 03/31/26	EUR	1,270	1,212,567
UBS Group AG
Ω	4.125%, 09/24/25		2,000	1,914,090
Ω	4.125%, 04/15/26		5,000	4,733,769
	1.250%, 09/01/26	EUR	240	232,684

TOTAL SWITZERLAND				9,123,934

UNITED KINGDOM — (3.8%)
Barclays PLC
	3.125%, 01/17/24	GBP	1,230	1,485,031
	3.650%, 03/16/25		500	480,827
	4.375%, 01/12/26		3,300	3,149,937
BAT Capital Corp.
	3.222%, 08/15/24		2,030	1,984,516
BAT International Finance PLC
	1.668%, 03/25/26		700	630,398
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	3,593	3,764,649
CNH Industrial Capital LLC
	4.200%, 01/15/24		380	378,356
	3.950%, 05/23/25		3,800	3,682,380

42

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	Diageo Finance PLC
	0.500%, 06/19/24	EUR	174	$180,050
	1.750%, 09/23/24	EUR	600	622,245
HSBC Continental Europe SA
	0.250%, 05/17/24	EUR	400	414,559
	HSBC Holdings PLC
	3.196%, 12/05/23	CAD	4,000	2,878,500
	Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	4,000	4,723,528
	0.375%, 01/28/25	EUR	100	100,942
	Lloyds Bank PLC
	7.500%, 04/15/24	GBP	250	305,962
	London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	330	339,565
	LSEGA Financing PLC
Ω	0.650%, 04/06/24		800	781,132
	Motability Operations Group PLC
	0.875%, 03/14/25	EUR	970	982,860
	Nationwide Building Society
Ω	1.500%, 10/13/26		9,000	7,856,010
	NatWest Group PLC
	4.800%, 04/05/26		668	643,626
	Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		2,450	2,399,924

	TOTAL UNITED KINGDOM			37,784,997

UNITED STATES — (34.7%)
	Altria Group, Inc.
	2.200%, 06/15/27	EUR	1,000	983,053
	American Express Co.
	2.500%, 07/30/24		2,500	2,438,620
	American Express Co., Floating Rate Note,
(r)	SOFR + 0.760%, FRN, 6.101%, 02/13/26		2,035	2,019,776
(r)	SOFR + 0.650%, FRN, 5.991%, 11/04/26		1,400	1,379,577
	American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	1,000	1,010,810
	American Tower Corp.
	4.000%, 06/01/25		2,000	1,933,562
	Amgen, Inc.
	2.000%, 02/25/26	EUR	1,700	1,723,657

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Aon Global Ltd.
2.875%, 05/14/26	EUR	1,500	$1,534,997
Arrow Electronics, Inc.
3.250%, 09/08/24		200	194,846
AT&T, Inc.
2.850%, 05/25/24	CAD	8,400	5,960,169
Avnet, Inc.
4.625%, 04/15/26		2,000	1,916,953
Bank of America Corp.
2.375%, 06/19/24	EUR	1,000	1,046,525
Becton Dickinson & Co.
3.363%, 06/06/24		1,750	1,722,223
Boardwalk Pipelines LP
4.950%, 12/15/24		355	349,429
5.950%, 06/01/26		200	198,118
Boeing Co.
3.100%, 05/01/26		1,100	1,025,626
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	3,700	3,854,547
Brown & Brown, Inc.
4.200%, 09/15/24		2,850	2,800,621
Capital One Financial Corp.
# 3.900%, 01/29/24		90	89,486
3.750%, 04/24/24		700	690,840
3.200%, 02/05/25		1,000	956,098
Carrier Global Corp.
2.242%, 02/15/25		436	415,123
Celanese U.S. Holdings LLC
1.400%, 08/05/26		820	714,134
Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
(r) 5.861%, 05/13/26		1,167	1,142,531
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	1,166	1,179,670
Citigroup, Inc.
2.375%, 05/22/24	EUR	3,000	3,143,980
1.750%, 01/28/25	EUR	300	308,064
3.400%, 05/01/26		1,135	1,067,771
CNA Financial Corp.
7.250%, 11/15/23		460	460,014
3.950%, 05/15/24		7,500	7,409,575
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,395,773
Constellation Energy Generation LLC
3.250%, 06/01/25		2,000	1,913,837
Crown Castle, Inc.
3.200%, 09/01/24		5,300	5,172,152
Devon Energy Corp.
5.250%, 09/15/24		1,500	1,487,996

43

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Discover Financial Services
	4.500%, 01/30/26		647	$614,352
	Discovery Communications LLC
	2.500%, 09/20/24	GBP	2,200	2,590,849
	3.450%, 03/15/25		200	192,364
	Dover Corp.
	0.750%, 11/04/27	EUR	465	434,018
	Duke Energy Corp.
	3.750%, 04/15/24		300	297,064
	DXC Technology Co.
	1.800%, 09/15/26		285	249,790
	Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	500	513,342
	0.128%, 03/08/26	EUR	1,600	1,544,979
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	510	536,016
	Edison International
	4.950%, 04/15/25		6,000	5,878,831
	Elevance Health, Inc.
	3.500%, 08/15/24		1,731	1,697,073
	2.375%, 01/15/25		1,000	959,505
	Energy Transfer LP
	5.875%, 01/15/24		500	499,866
	4.250%, 04/01/24		205	203,258
	4.050%, 03/15/25		300	291,618
	2.900%, 05/15/25		6,319	6,019,457
	Enterprise Products Operating LLC
	3.900%, 02/15/24		240	238,658
	Equinix, Inc.
	2.625%, 11/18/24		4,000	3,862,210
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,000	3,913,166
	Evergy, Inc.
	2.450%, 09/15/24		100	96,823
	Eversource Energy
	3.800%, 12/01/23		1,200	1,197,890
	Exelon Corp.
	3.950%, 06/15/25		1,338	1,294,301
	Expedia Group, Inc.
	5.000%, 02/15/26		2,811	2,747,649
	Experian Finance PLC
	1.375%, 06/25/26	EUR	1,553	1,531,983
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		321	313,732
	Fiserv, Inc.
	2.750%, 07/01/24		596	583,079
	Flex Ltd.
	3.750%, 02/01/26		7,432	7,036,470
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	966,353

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Fox Corp.
	4.030%, 01/25/24		40	$39,799
	General Motors Financial Co., Inc.
	1.050%, 03/08/24		160	157,157
	2.250%, 09/06/24	GBP	200	234,797
	1.694%, 03/26/25	EUR	500	510,397
	2.750%, 06/20/25		2,000	1,887,381
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25		125	121,417
	Gilead Sciences, Inc.
	3.700%, 04/01/24		600	594,520
	GlaxoSmithKline Capital PLC
	3.000%, 06/01/24		1,000	984,276
	Global Payments, Inc.
	1.500%, 11/15/24		1,000	951,505
	Goldman Sachs Group, Inc.
	0.125%, 08/19/24	EUR	500	513,156
	3.375%, 03/27/25	EUR	2,000	2,095,187
	Hess Corp.
	3.500%, 07/15/24		1,500	1,472,707
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24		400	392,527
	5.900%, 10/01/24		600	598,918
	Holcim Finance
	Luxembourg SA
	1.500%, 04/06/25	EUR	514	523,864
	Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	4,100	4,273,277
	Humana, Inc.
	3.850%, 10/01/24		6,850	6,716,260
	Huntsman International LLC
	4.250%, 04/01/25	EUR	2,000	2,089,579
	International Business Machines Corp.
	3.000%, 05/15/24		6,000	5,912,526
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	2,000	1,960,414
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,002	991,099
	ITC Holdings Corp.
	3.650%, 06/15/24		2,162	2,127,669
	J M Smucker Co.
	3.500%, 03/15/25		1,000	967,918
	Jefferies Financial Group, Inc.
	1.000%, 07/19/24	EUR	1,500	1,549,710

44

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.134%, 06/08/26		3,550	$3,574,256
	John Deere Financial, Inc.
	2.460%, 04/04/24	CAD	500	356,095
	1.090%, 07/17/24	CAD	2,500	1,749,576
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	291	296,727
	JPMorgan Chase & Co.
	0.625%, 01/25/24	EUR	600	629,828
	3.300%, 04/01/26		1,487	1,401,248
	Juniper Networks, Inc.
	1.200%, 12/10/25		5,272	4,761,389
	Kinder Morgan, Inc.
	4.300%, 06/01/25		1,700	1,654,641
	Lazard Group LLC
	3.750%, 02/13/25		2,460	2,380,496
	3.625%, 03/01/27		4,000	3,617,746
	Lennar Corp.
	4.750%, 05/30/25		3,700	3,622,448
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	200	204,324
	LyondellBasell Industries NV
	5.750%, 04/15/24		1,000	997,832
	Marathon Petroleum Corp.
	3.625%, 09/15/24		1,190	1,163,753
	4.700%, 05/01/25		3,790	3,711,025
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		2,000	1,971,000
	1.349%, 09/21/26	EUR	342	335,910
	Medtronic Global Holdings SCA
Δ	0.000%, 10/15/25	EUR	1,550	1,521,988
	MetLife, Inc.
	5.375%, 12/09/24	GBP	800	964,372
	Morgan Stanley
	3.000%, 02/07/24	CAD	11,500	8,232,151
	1.375%, 10/27/26	EUR	207	201,899
	1.875%, 04/27/27	EUR	1,000	979,678
	MPLX LP
	4.875%, 12/01/24		165	162,773
	1.750%, 03/01/26		2,155	1,955,238
	Mylan, Inc.
	4.200%, 11/29/23		331	330,474
	National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24		4,200	4,136,073

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.330%, FRN
(r)	5.675%, 10/18/24		200	$199,748
NextEra Energy Capital Holdings, Inc.
	4.255%, 09/01/24		35	34,436
NNN REIT, Inc.
	3.900%, 06/15/24		5,170	5,089,858
Nuveen Finance LLC
Ω	4.125%, 11/01/24		7,000	6,830,089
ONEOK, Inc.
	2.750%, 09/01/24		3,652	3,549,302
	2.200%, 09/15/25		1,927	1,795,724
Oracle Corp.
	3.400%, 07/08/24		300	294,851
	2.500%, 04/01/25		1,000	953,943
Ovintiv, Inc.
	5.375%, 01/01/26		292	286,960
Paramount Global
	4.750%, 05/15/25		1,248	1,219,253
Parker-Hannifin Corp.
	2.700%, 06/14/24		1,000	979,308
	3.650%, 06/15/24		727	716,345
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		2,000	1,924,334
Ω	4.450%, 01/29/26		1,715	1,640,166
Ω	1.700%, 06/15/26		4,000	3,550,556
PepsiCo, Inc.
	2.150%, 05/06/24	CAD	4,012	2,845,533
Philip Morris International, Inc.
	2.875%, 05/01/24		1,293	1,274,019
	0.625%, 11/08/24	EUR	1,500	1,531,400
	2.750%, 03/19/25	EUR	424	440,826
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	5,000	5,112,159
Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	300	274,758
Prologis LP
	3.000%, 06/02/26	EUR	1,550	1,592,077
Public Service Enterprise Group, Inc.
	2.875%, 06/15/24		4,527	4,435,647
PVH Corp.
	4.625%, 07/10/25		4,851	4,654,036
Realty Income Corp.
	3.875%, 07/15/24		6,000	5,915,228
	1.875%, 01/14/27	GBP	300	320,383
Ross Stores, Inc.
	4.600%, 04/15/25		2,000	1,962,390

45

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Royalty Pharma PLC
	1.200%, 09/02/25		7,500	$6,838,901
	Ryder System, Inc.
	3.650%, 03/18/24		200	198,184
#	2.500%, 09/01/24		4,790	4,647,810
	4.625%, 06/01/25		1,000	978,025
	Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	1,740	1,771,118
	Sempra
	3.300%, 04/01/25		3,531	3,395,590
	Simon Property Group LP
	2.000%, 09/13/24		8,750	8,449,117
	3.500%, 09/01/25		600	574,793
	Sky Ltd.
	1.875%, 11/24/23	EUR	3,000	3,169,958
	Southern Co.
	0.600%, 02/26/24		667	655,845
	Southwestern Electric Power Co.
	1.650%, 03/15/26		4,246	3,843,377
	State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r)	6.186%, 08/03/26		2,375	2,374,311
	Thermo Fisher Scientific Finance I BV
Δ	0.000%, 11/18/23	EUR	700	739,312
	Timken Co.
	3.875%, 09/01/24		227	222,739
	Truist Financial Corp.
	2.500%, 08/01/24		4,620	4,492,670
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	12,725	8,942,599
	U.S. Bancorp
	0.850%, 06/07/24	EUR	6,000	6,207,917
	United Parcel Service, Inc.
	2.125%, 05/21/24	CAD	12,500	8,851,271
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,000	1,873,377
	Ventas Realty LP
	3.500%, 04/15/24		1,000	985,213
	3.750%, 05/01/24		1,278	1,259,786
	2.650%, 01/15/25		2,000	1,913,033
	Viatris, Inc.
	1.650%, 06/22/25		480	445,820
	VMware, Inc.
	1.400%, 08/15/26		604	532,046
	Wells Fargo & Co.
	3.184%, 02/08/24	CAD	12,750	9,130,352
	2.125%, 06/04/24	EUR	260	271,730
	Western Union Co.
	1.350%, 03/15/26		3,062	2,724,746

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Williams Cos., Inc.
	4.550%, 06/24/24	3,300	$3,265,761
Willis North America, Inc.
	3.600%, 05/15/24	2,262	2,229,935

TOTAL UNITED STATES			344,932,514

TOTAL BONDS			777,423,635

U.S. TREASURY OBLIGATIONS — (11.4%)
U.S. Treasury Notes
	2.125%, 11/30/23	44,100	43,984,882
	0.750%, 12/31/23	7,000	6,946,357
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.200%, FRN, 5.598%, 01/31/25	40,250	40,317,604
(r)	3M USTMMR + 0.169%, FRN, 5.567%, 04/30/25	10,000	10,009,928
(r)	3M USTMMR + 0.170%, FRN, 5.568%, 10/31/25	12,500	12,501,545

TOTAL U.S. TREASURY OBLIGATIONS			113,760,316

COMMERCIAL PAPER — (8.2%)
AUSTRALIA — (0.2%)
National Australia Bank Ltd.
Ω	5.903%, 05/07/24	1,500	1,456,064

CANADA — (2.2%)
CDP Financial, Inc.
Ω	5.830%, 05/16/24	7,000	6,783,861
Province of Alberta Canada
Ω	5.688%, 03/07/24	5,000	4,903,052
Ω	5.762%, 03/27/24	5,000	4,887,218
Ω	5.807%, 04/19/24	3,000	2,921,269
PSP Capital, Inc.
Ω	5.731%, 05/13/24	2,000	1,939,604

TOTAL CANADA			21,435,004

GERMANY — (1.3%)
Kreditanstalt fuer Wiederaufbau
Ω	5.480%, 02/01/24	13,500	13,309,199

UNITED KINGDOM — (0.4%)
NatWest Markets PLC
Ω	5.530%, 12/08/23	4,000	3,976,671

46

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (4.1%)
3M Co.
Ω	5.800%, 01/24/24	4,000	$3,949,173
Ω	5.650%, 11/07/23	5,000	4,994,847
American Honda Finance Corp.
	5.822%, 11/03/23	5,000	4,997,748
Duke Energy Corp.
Ω	5.981%, 02/27/24	5,000	4,904,950
General Motors Financial Co., Inc.
Ω	5.710%, 02/06/24	4,000	3,936,699
Jabil, Inc.
Ω	6.216%, 11/10/23	6,500	6,489,019
Kreditanstalt fuer Wiederaufbau
Ω	5.470%, 02/02/24	8,000	7,885,710
NRW Bank
Ω	5.714%, 02/20/24	2,000	1,965,658
Walgreens Boots Alliance, Inc.
Ω	6.262%, 11/13/23	2,000	1,995,664

TOTAL UNITED STATES			41,119,468

TOTAL COMMERCIAL PAPER (Cost $81,305,823)			81,296,406

		Face
		Amount^	Value†
		(000)
FOREIGN SOVEREIGN OBLIGATIONS — (2.0%)
UNITED KINGDOM — (2.0%)
U.K. Treasury Bills
5.067%, 12/04/23	GBP	3,200	$3,870,889
5.848%, 01/08/24	GBP	2,796	3,365,169
5.727%, 01/15/24	GBP	5,250	6,312,365
5.657%, 01/22/24	GBP	5,500	6,606,311

TOTAL UNITED KINGDOM			20,154,734

TOTAL INVESTMENT SECURITIES (Cost $1,021,200,936)			992,635,091

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	238,298	2,756,399

TOTAL INVESTMENTS — (100.0%) (Cost $1,023,957,335)			$995,391,490

As of October 31, 2023, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,674,278	NOK	29,222,478	Royal Bank of Scotland	11/09/23	$57,781
USD	98,911,349	EUR	92,457,743	State Street Bank and Trust	12/14/23	898,544
EUR	9,724,552	USD	10,270,787	UBS AG	12/14/23	38,037
EUR	3,320,939	USD	3,508,877	Citibank, N.A.	12/27/23	14,302
USD	96,178,529	EUR	90,644,151	HSBC Bank	12/27/23	14,311
USD	6,835,721	CAD	9,358,012	Bank of America Corp.	01/03/24	79,629
USD	1,033,369	CAD	1,412,509	Citibank, N.A.	01/03/24	13,597
USD	64,984,761	CAD	89,021,927	State Street Bank and Trust	01/03/24	714,666
USD	26,727,373	GBP	21,934,371	State Street Bank and Trust	01/04/24	52,665
EUR	9,181,720	USD	9,732,089	State Street Bank and Trust	01/05/24	13,526
USD	12,555,780	AUD	19,507,094	Citibank, N.A.	01/10/24	152,754
USD	27,668,881	GBP	22,498,477	State Street Bank and Trust	01/10/24	307,058
USD	4,427,367	CAD	6,120,096	Citibank, N.A.	01/19/24	7,846
USD	64,611,087	CAD	89,126,924	HSBC Bank	01/25/24	243,787

Total Appreciation						$2,608,503
EUR	9,958,354	USD	10,658,526	State Street Bank and Trust	12/14/23	$(101,852)

47

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	11,007,167	USD	11,698,791	Barclays Capital	12/27/23	$(21,307)
EUR	5,006,049	USD	5,315,726	State Street Bank and Trust	12/27/23	(4,818)
USD	90,064,521	EUR	84,881,168	Royal Bank of Scotland	01/05/24	(29,620)
EUR	7,432,576	USD	7,911,787	State Street Bank and Trust	01/05/24	(22,740)
EUR	4,147,601	USD	4,409,680	UBS AG	01/05/24	(7,354)
USD	5,152,257	AUD	8,138,680	Citibank, N.A.	01/16/24	(23,421)
USD	10,184,769	AUD	16,054,934	Royal Bank of Scotland	01/16/24	(25,137)

Total (Depreciation)						$(236,249)

Total Appreciation (Depreciation)						$2,372,254

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$29,976,476	—	$29,976,476
Austria	—	3,331,530	—	3,331,530
Belgium	—	19,296,577	—	19,296,577
Canada	—	112,487,635	—	112,487,635
Denmark	—	2,926,768	—	2,926,768
Finland	—	7,712,134	—	7,712,134
France	—	40,802,103	—	40,802,103
Germany	—	43,318,000	—	43,318,000
Ireland	—	8,240,296	—	8,240,296
Italy	—	11,177,369	—	11,177,369
Japan	—	34,493,348	—	34,493,348
Netherlands	—	12,429,337	—	12,429,337
Norway	—	7,698,744	—	7,698,744
Portugal	—	1,186,329	—	1,186,329
Spain	—	15,243,745	—	15,243,745
Supranational Organization Obligations	—	9,765,881	—	9,765,881
Sweden	—	25,495,918	—	25,495,918
Switzerland	—	9,123,934	—	9,123,934
United Kingdom	—	37,784,997	—	37,784,997
United States	—	344,932,514	—	344,932,514
U.S. Treasury Obligations	—	113,760,316	—	113,760,316
Commercial Paper	—	81,296,406	—	81,296,406
Foreign Sovereign Obligations	—	20,154,734	—	20,154,734
Securities Lending Collateral	—	2,756,399	—	2,756,399
Forward Currency Contracts**	—	2,372,254	—	2,372,254

TOTAL	—	$997,763,744	—	$997,763,744

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

48

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

			Face
			Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.2%)
Federal Home Loan Bank Discount Notes
∞	5.576%, 02/26/24		24,000	$23,603,458

BONDS — (59.9%)
AUSTRALIA — (7.1%)
Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	5,750	3,546,991
	4.050%, 05/12/25	AUD	19,446	12,131,448
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)	3M Swap + 0.770%, FRN, 4.938%, 05/12/25	AUD	5,000	3,178,659
(r)Ω	SOFR + 0.750%, FRN, 6.095%, 07/03/25		40,120	40,225,398
(r)	3M Swap + 0.920%, FRN, 5.110%, 11/04/25	AUD	33,300	21,215,883
(r)	3M Swap + 0.830%, FRN, 4.970%, 03/31/26	AUD	20,300	12,891,022
(r)	3M Swap + 0.970%, FRN, 5.138%, 05/12/27	AUD	4,000	2,546,248
(r)	3M Swap + 1.200%, FRN, 5.390%, 11/04/27	AUD	3,400	2,182,151
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	17,300	10,780,930
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.084%, 03/14/25		14,600	14,642,486
(r)Ω	SOFR + 0.400%, FRN, 5.744%, 07/07/25		25,381	25,299,904
(r)	3M Swap + 0.800%, FRN, 4.950%, 08/18/25	AUD	27,730	17,630,325
(r)Ω	SOFR + 0.630%, FRN, 5.974%, 09/12/25		4,600	4,601,513
(r)	3M Swap + 0.900%, FRN, 5.054%, 01/13/26	AUD	50,100	31,883,255

			Face
			Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 4.852%, 01/14/27	AUD	33,700	$21,284,966
(r)	3M Swap + 1.020%, FRN, 5.170%, 08/18/27	AUD	15,000	9,564,976
(r)	3M Swap + 1.150%, FRN, 5.304%, 01/13/28	AUD	18,800	12,020,671
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	20,208	20,938,027
	3.900%, 05/30/25	AUD	26,280	16,347,287
(r)	3M Swap + 0.410%, FRN, 4.547%, 08/24/26	AUD	11,000	6,910,530
	2.900%, 02/25/27	AUD	8,000	4,682,473
(r)	3M Swap + 0.720%, FRN, 4.857%, 02/25/27	AUD	15,640	9,881,635
National Australia Bank Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.380%, FRN, 5.725%, 01/12/25		1,500	1,495,451
(r)	3M Swap + 0.770%, FRN, 4.980%, 01/21/25	AUD	15,840	10,072,263
(r)Ω	SOFR + 0.760%, FRN, 6.101%, 05/13/25		48,550	48,693,154
(r)	3M Swap + 0.900%, FRN, 5.030%, 05/30/25	AUD	36,050	22,962,594
(r)	3M Swap + 0.920%, FRN, 5.057%, 11/25/25	AUD	45,167	28,772,283
(r)	3M Swap + 0.780%, FRN, 4.948%, 05/12/26	AUD	26,000	16,492,870
(r)	3M Swap + 1.200%, FRN, 5.337%, 11/25/27	AUD	7,200	4,616,411
Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	7,900	5,053,258
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	17,400	11,142,147
Westpac Banking Corp.
	3.300%, 02/26/24		33,411	33,133,364
	4.125%, 06/04/26	AUD	32,800	20,189,340

49

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.500%, FRN, 4.621%, 12/08/23	AUD	10,000	$6,343,870
(r)	3M Swap + 0.690%, FRN, 4.809%, 03/17/25	AUD	83,300	52,900,175
(r)	3M Swap + 0.800%, FRN, 4.968%, 08/11/25	AUD	59,300	37,698,925
(r)	3M Swap + 0.950%, FRN, 5.118%, 11/11/25	AUD	35,900	22,881,664
(r)	3M Swap + 0.750%, FRN, 4.904%, 02/16/26	AUD	40,900	25,949,845
(r)	3M Swap + 0.700%, FRN, 4.943%, 01/25/27	AUD	3,800	2,400,430
(r)	3M Swap + 1.050%, FRN, 5.194%, 05/20/27	AUD	9,100	5,803,711
(r)	3M Swap + 1.230%, FRN, 5.398%, 11/11/27	AUD	19,000	12,190,381
(r)	3M Swap + 0.980%, FRN, 5.134%, 02/16/28	AUD	7,100	4,513,977

TOTAL AUSTRALIA				677,692,891

AUSTRIA — (0.6%)
Oesterreichische Kontrollbank AG
	1.250%, 12/15/23	GBP	50,449	61,010,999

BELGIUM — (1.2%)
Dexia Credit Local SA
	0.625%, 02/03/24	EUR	17,350	18,200,161
Δ	0.000%, 05/29/24	EUR	33,900	35,069,062
	0.500%, 07/16/24		30,086	28,971,642
Kingdom of Belgium Government Bond
	2.600%, 06/22/24	EUR	31,700	33,308,670

TOTAL BELGIUM				115,549,535

CANADA — (9.6%)
Bank of Montreal
	2.700%, 09/11/24	CAD	67,550	47,582,381
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	70,000	49,449,504

			Face
			Amount^	Value†
			(000)
	CANADA — (Continued)
	Canada Government Bond
	0.500%, 11/01/23	CAD	9,000	$6,489,216
	0.750%, 02/01/24	CAD	44,300	31,604,021
	2.250%, 03/01/24	CAD	23,000	16,432,623
	1.500%, 05/01/24	CAD	33,500	23,735,900
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	29,700	21,129,138
	CDP Financial, Inc.
	3.150%, 07/24/24		16,980	16,668,599
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.741%, 05/19/25		23,000	23,002,019
	CPPIB Capital, Inc.
	0.375%, 06/20/24	EUR	53,600	55,451,264
	0.875%, 12/17/24	GBP	17,100	19,740,111
	CPPIB Capital, Inc., Floating Rate Note, SOFR + 1.250%, FRN
(r)	6.595%, 03/11/26		1,130	1,152,354
	Export Development Canada
	1.375%, 12/08/23	GBP	9,952	12,047,041
	2.625%, 02/21/24		26,580	26,337,176
	OMERS Finance Trust
	2.500%, 05/02/24		3,870	3,807,685
	Province of Alberta Canada
	3.350%, 11/01/23		7,545	7,545,000
	2.950%, 01/23/24		11,732	11,658,643
	3.100%, 06/01/24	CAD	74,800	53,319,306
	Province of Manitoba Canada
	2.600%, 04/16/24		52,000	51,255,296
	Province of Ontario Canada
	0.500%, 12/15/23	GBP	12,100	14,621,077
	3.050%, 01/29/24		103,957	103,296,059
	3.500%, 06/02/24	CAD	38,900	27,796,774
	0.375%, 06/14/24	EUR	9,400	9,728,442
	4.250%, 08/22/24	AUD	4,500	2,839,874
	3.100%, 08/26/25	AUD	3,830	2,343,611
	Province of Quebec Canada
	2.375%, 01/22/24	EUR	5,500	5,798,380
	2.500%, 04/09/24		94,245	92,935,903
	0.750%, 12/13/24	GBP	16,700	19,259,673
	Province of Saskatchewan Canada
	3.200%, 06/03/24	CAD	29,750	21,218,770
	PSP Capital, Inc.
	3.290%, 04/04/24	CAD	64,200	45,932,803
	Royal Bank of Canada
	2.333%, 12/05/23	CAD	16,450	11,830,003
	4.200%, 06/22/26	AUD	6,439	3,953,146

50

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	CANADA — (Continued)
	Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	93,147	$66,095,916
	0.750%, 01/06/26		18,370	16,427,672
	TOTAL CANADA			922,485,380
	DENMARK — (1.0%)
	Denmark Government Bond
Δ	0.000%, 11/15/24	DKK	223,300	30,577,103
	Kommunekredit
	1.000%, 12/15/23		21,800	21,682,036
	0.250%, 02/16/24	EUR	23,300	24,392,456
	2.000%, 06/25/24	GBP	14,650	17,401,773
	0.750%, 08/15/24	GBP	900	1,054,132
	TOTAL DENMARK			95,107,500
	FINLAND — (0.9%)
	Kuntarahoitus OYJ
	0.125%, 03/07/24	EUR	52,900	55,267,008
	0.875%, 12/16/24	GBP	25,000	28,862,424
	TOTAL FINLAND			84,129,432
	FRANCE — (3.6%)
	Agence Francaise de Developpement EPIC
	0.125%, 11/15/23	EUR	2,100	2,218,900
	3.125%, 01/04/24	EUR	33,200	35,054,737
	0.375%, 04/30/24	EUR	5,500	5,715,673
	Bpifrance SACA
	2.500%, 05/25/24	EUR	29,700	31,171,031
	Caisse d’Amortissement de la Dette Sociale
	2.375%, 01/25/24	EUR	38,771	40,872,147
	0.375%, 05/27/24		37,800	36,675,621
	Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r)	5.680%, 05/03/26		68,000	67,951,040
	French Republic Government Bond OAT
Δ	0.000%, 03/25/24	EUR	7,100	7,403,731
	Regie Autonome des Transports Parisiens EPIC
	0.375%, 06/15/24	EUR	7,000	7,237,829
	SFIL SA
Δ	0.000%, 05/24/24	EUR	27,100	28,030,201
	SNCF Reseau
	4.500%, 01/30/24	EUR	35,300	37,380,298
	Societe Nationale SNCF SACA
	4.625%, 02/02/24	EUR	17,600	18,636,346

			Face
			Amount^	Value†
			(000)
	FRANCE — (Continued)
	Unedic Asseo
	2.375%, 05/25/24	EUR	20,200	$21,174,766

	TOTAL FRANCE			339,522,320

	GERMANY — (4.6%)
	Erste Abwicklungsanstalt
	0.010%, 11/03/23	EUR	14,900	15,763,960
	0.250%, 03/01/24		51,800	50,877,960
	Kreditanstalt fuer Wiederaufbau
	1.250%, 12/29/23	GBP	8,667	10,463,720
	0.250%, 03/08/24		111,100	109,063,324
	Land Berlin
	0.010%, 11/21/23	EUR	743	784,573
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 12/15/23	GBP	4,780	5,781,670
	2.000%, 07/23/24		113,054	110,060,782
	0.375%, 12/09/24	GBP	31,593	36,306,524
	4.250%, 08/07/25	AUD	2,300	1,437,994
	Landwirtschaftliche Rentenbank
	1.125%, 12/15/23	GBP	7,769	9,394,667
	4.750%, 04/08/24	AUD	19,000	12,062,869
	0.400%, 09/23/24	AUD	5,000	3,054,722
	4.250%, 01/09/25	AUD	3,400	2,142,761
	NRW Bank
	1.375%, 12/15/23	GBP	9,000	10,881,176
	0.375%, 12/16/24	GBP	7,800	8,955,019
	1.050%, 03/31/26	AUD	27,092	15,588,675
	Siemens Financieringsmaatschappij NV
Ω	0.650%, 03/11/24		1,809	1,776,016
Ω	3.125%, 03/16/24		9,300	9,212,306
	State of North Rhine-Westphalia Germany
	0.625%, 12/16/24	GBP	20,200	23,257,191

	TOTAL GERMANY			436,865,909

	IRELAND — (1.6%)
	Ireland Government Bond
	3.400%, 03/18/24	EUR	143,900	152,187,333

	NETHERLANDS — (4.5%)
	BNG Bank NV
	2.000%, 04/12/24	GBP	36,299	43,420,123
	0.250%, 06/07/24	EUR	11,200	11,599,583
	3.250%, 07/15/25	AUD	35,375	21,829,398
	1.900%, 11/26/25	AUD	5,690	3,388,878

51

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	Cooperatieve Rabobank UA, 3M Swap + 0.730%, FRN
(r)	5.044%, 01/27/27	AUD	21,300	$13,426,240
	Cooperatieve Rabobank UA, Floating Rate Note,
(r)	SOFR + 0.700%, FRN, 6.045%, 07/18/25		68,962	69,066,133
(r)	3M Swap + 0.880%, FRN, 5.022%, 05/22/26	AUD	4,600	2,920,974
	Nederlandse Waterschapsbank NV
	3.000%, 11/16/23	EUR	18,400	19,461,647
	1.125%, 03/15/24		7,700	7,572,796
	2.000%, 12/16/24	GBP	34,950	40,832,242
	3.400%, 07/22/25	AUD	2,500	1,545,157
	2.250%, 09/04/25	AUD	2,880	1,738,064
	Netherlands Government Bond
Δ	0.000%, 01/15/24	EUR	43,315	45,474,127
	2.000%, 07/15/24	EUR	91,450	95,697,908
	Shell International Finance BV
	1.125%, 04/07/24	EUR	6,300	6,582,973
	0.750%, 05/12/24	EUR	47,300	49,182,811

	TOTAL NETHERLANDS			433,739,054

	NEW ZEALAND — (0.6%)
	New Zealand Government Bond
	0.500%, 05/15/24	NZD	19,800	11,224,019
	New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	86,399	49,524,945

	TOTAL NEW ZEALAND			60,748,964

	NORWAY — (2.7%)
	DNB Bank ASA
	0.050%, 11/14/23	EUR	7,061	7,461,459
	Kommunalbanken AS
	0.250%, 12/08/23		21,524	21,416,197
	1.500%, 12/15/23	GBP	3,300	3,991,778
	2.750%, 02/05/24		11,438	11,352,039
	2.000%, 06/19/24		34,200	33,414,570
	5.250%, 07/15/24	AUD	4,246	2,702,728
	1.000%, 12/12/24	GBP	14,550	16,824,747
	4.250%, 07/16/25	AUD	40,634	25,470,576
	SOFR + 1.000%, FRN,
(r),(r)Ω.	6.344%, 06/17/26		38,000	38,591,807

			Face
			Amount^	Value†
			(000)
	NORWAY — (Continued)
	Norway Government Bond
	3.000%, 03/14/24	NOK	1,074,800	$95,739,506

	TOTAL NORWAY			256,965,407

	SINGAPORE — (0.1%)
	United Overseas Bank Ltd., 3M Swap + 0.730%, FRN
(r)	4.849%, 03/16/26	AUD	6,000	3,799,399
	United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.350%, FRN
(r)	4.494%, 05/20/24	AUD	9,400	5,959,117

	TOTAL SINGAPORE			9,758,516

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.7%)
	African Development Bank
	4.750%, 03/06/24	AUD	5,500	3,490,278
	4.000%, 01/10/25	AUD	34,000	21,337,916
	Asian Development Bank
	1.375%, 12/15/23	GBP	44,868	54,272,468
	1.625%, 03/15/24		151,339	149,147,455
	0.375%, 06/11/24		2,532	2,453,461
	1.100%, 08/15/24	AUD	5,150	3,178,400
	3.750%, 03/12/25	AUD	12,000	7,505,101
	Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.341%, 08/27/26		12,348	12,551,248
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	7,900	4,509,913
	Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.961%, 08/16/27		48,000	48,159,266
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.375%, 11/16/23		8,000	7,983,554
	0.250%, 02/09/24	EUR	2,878	3,015,059
	European Financial Stability Facility
	2.125%, 02/19/24	EUR	85,144	89,640,617
Δ	0.000%, 04/19/24	EUR	75,685	78,708,908
	1.750%, 06/27/24	EUR	18,276	19,096,118
	European Investment Bank
	3.125%, 12/14/23		41,000	40,886,439
	0.050%, 12/15/23	EUR	9,600	10,113,881
	0.875%, 12/15/23	GBP	31,788	38,426,056

52

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
2.125%, 01/15/24	EUR	9,572	$10,093,802
1.500%, 01/26/24	NOK	69,520	6,174,345
3.250%, 01/29/24		15,583	15,497,798
4.125%, 04/15/24	EUR	10,400	11,018,240
4.750%, 08/07/24	AUD	12,896	8,184,677
0.750%, 09/09/24	NOK	113,000	9,793,849
1.700%, 11/15/24	AUD	9,035	5,557,430
European Stability Mechanism
0.125%, 04/22/24	EUR	58,686	61,044,453
European Union
1.875%, 04/04/24	EUR	7,800	8,187,322
Inter-American Development Bank
1.250%, 12/15/23	GBP	123,817	149,740,824
3.000%, 02/21/24		13,467	13,360,772
4.750%, 08/27/24	AUD	22,500	14,279,326
1.700%, 10/10/24	CAD	8,072	5,637,449
Inter-American Development Bank, Floating Rate Note,
(r) SOFR + 0.280%, FRN, 5.625%, 04/12/27		6,000	5,988,489
(r) SOFR + 0.350%, FRN, 5.695%, 10/04/27		4,079	4,071,735
International Bank for Reconstruction & Development
2.500%, 03/19/24		89,543	88,500,309
2.250%, 03/28/24		12,000	11,839,449
1.800%, 07/26/24	CAD	25,953	18,262,079
International Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.370%, FRN, 5.715%, 01/12/27		17,330	17,356,308
(r) SOFR + 0.430%, FRN, 5.771%, 08/19/27		12,400	12,414,632
International Finance Corp.
1.250%, 12/15/23	GBP	4,500	5,442,218
1.450%, 07/22/24	AUD	11,952	7,410,821
1.375%, 09/13/24	CAD	1,804	1,259,476
4.000%, 04/03/25	AUD	6,492	4,070,577
Nordic Investment Bank
1.125%, 12/15/23	GBP	4,080	4,933,663
4.750%, 02/28/24	AUD	15,000	9,522,643
1.875%, 04/10/24	NOK	76,000	6,715,597
1.500%, 03/13/25	NOK	106,500	9,144,683

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			1,119,979,104

			Face
			Amount^	Value†
			(000)
SWEDEN — (6.3%)
Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	399,000	$35,711,239
	3.250%, 01/16/24		30,663	30,511,923
	0.375%, 02/16/24		4,200	4,136,501
Ω	1.375%, 05/08/24		71,550	69,954,755
#Ω	2.875%, 07/03/24		43,817	43,004,135
	1.000%, 10/02/24	SEK	639,000	55,568,773
	1.000%, 05/12/25	SEK	184,000	15,744,901
Svensk Exportkredit AB
	1.375%, 12/15/23	GBP	15,480	18,722,322
	0.375%, 07/30/24		72,022	69,252,351
	3.625%, 09/03/24		93,900	92,257,452
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.340%, 08/03/26		53,250	54,078,728
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24		4,500	4,357,853
	0.125%, 06/18/24	EUR	8,750	9,034,899
Sweden Government Bond
	1.500%, 11/13/23	SEK	1,113,400	99,674,309

TOTAL SWEDEN				602,010,141

UNITED KINGDOM — (0.5%)
Network Rail Infrastructure Finance PLC
	4.750%, 01/22/24	GBP	39,905	48,406,180

UNITED STATES — (3.3%)
Amazon.com, Inc.
	2.730%, 04/13/24		120,000	118,415,104
	1.000%, 05/12/26		19,522	17,558,681
Apple, Inc.
	2.513%, 08/19/24	CAD	22,000	15,513,669
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	31,427	32,427,846
Procter & Gamble Co.
	1.125%, 11/02/23	EUR	1,030	1,089,843
	0.625%, 10/30/24	EUR	6,401	6,553,214
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		106,000	104,574,178
Sanofi SA
	0.625%, 04/05/24	EUR	17,200	17,946,900

TOTAL UNITED STATES				314,079,435

TOTAL BONDS				5,730,238,100

53

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (9.5%)
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.200%, FRN, 5.598%, 01/31/25	50,000	$50,083,980
(r)	3M USTMMR + 0.169%, FRN, 5.567%, 04/30/25	639,000	639,634,425
(r)	3M USTMMR + 0.125%, FRN, 5.523%, 07/31/25	145,000	144,976,169
(r)	3M USTMMR + 0.170%, FRN, 5.568%, 10/31/25	70,000	70,008,653

TOTAL U.S. TREASURY OBLIGATIONS			904,703,227

COMMERCIAL PAPER — (28.5%)
AUSTRALIA — (2.2%)
Australia & New Zealand Banking Group Ltd.
Ω	5.460%, 11/30/23	27,000	26,879,400
Ω	5.874%, 02/20/24	23,000	22,608,558
Ω	5.871%, 02/22/24	15,000	14,739,291
Ω	5.893%, 02/22/24	50,000	49,130,971
Ω	5.550%, 03/25/24	49,000	47,890,905
Commonwealth Bank of Australia
Ω	5.470%, 01/23/24	50,000	49,367,900

TOTAL AUSTRALIA			210,617,025

CANADA — (10.2%)
Bank of Montreal
	5.540%, 01/18/24	50,000	49,395,650
Canadian Imperial Bank of Commerce
Ω	5.746%, 01/05/24	100,000	99,022,063
Ω	5.480%, 01/09/24	50,000	49,479,310
Ω	5.540%, 12/01/23	50,000	49,771,513
Ω	5.704%, 12/05/23	50,000	49,742,070
Ω	5.785%, 02/05/24	30,000	29,558,332
CDP Financial, Inc.
Ω	5.390%, 01/09/24	75,000	74,207,639
Ω	5.550%, 03/11/24	37,500	36,738,993
Ω	5.832%, 04/08/24	49,500	48,271,373
Ω	5.778%, 04/10/24	22,540	21,973,189
Export Development Canada
	5.716%, 01/17/24	50,000	49,413,700
Province of Alberta Canada
Ω	5.638%, 01/19/24	25,000	24,701,482

		Face
		Amount^	Value†
		(000)
CANADA — (Continued)
PSP Capital, Inc.
Ω	5.450%, 02/02/24	40,000	$39,436,292
Ω	5.709%, 03/05/24	50,000	49,040,335
Ω	5.731%, 05/13/24	10,000	9,698,021
Royal Bank of Canada
	5.795%, 02/13/24	150,000	147,599,438
Toronto-Dominion Bank
Ω	5.470%, 12/11/23	150,000	149,092,795

TOTAL CANADA			977,142,195

FRANCE — (1.6%)
Caisse d’Amortissement de la Dette Sociale
Ω	5.723%, 04/29/24	90,000	87,443,526
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.460%, 02/06/24	17,000	16,749,483
Ω	5.490%, 03/12/24	50,000	48,989,261

TOTAL FRANCE			153,182,270

GERMANY — (0.7%)
ERSTE ABWICKLUNGSANSTALT
Ω	5.746%, 02/28/24	25,000	24,540,583
FMS Wertmanagement
Ω	5.490%, 02/26/24	45,000	44,194,719

TOTAL GERMANY			68,735,302

NETHERLANDS — (1.9%)
Cooperatieve Rabobank UA
	5.725%, 12/01/23	50,000	49,772,787
	5.560%, 02/07/24	40,000	39,402,392
	5.570%, 02/12/24	88,000	86,619,031

TOTAL NETHERLANDS			175,794,210

NORWAY — (2.6%)
DNB Bank ASA
Ω	5.460%, 01/03/24	100,000	99,054,981
Ω	5.520%, 01/03/24	50,000	49,527,490
Ω	5.540%, 01/19/24	100,000	98,806,519

TOTAL NORWAY			247,388,990

SINGAPORE — (1.1%)
United Overseas Bank Ltd.
Ω	5.600%, 02/27/24	110,500	108,425,082

UNITED STATES — (8.2%)
Caisse des Depots et Consignations
Ω	5.736%, 03/01/24	30,000	29,439,146

54

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ω	5.684%, 03/04/24	25,000	$24,520,660
Ω	5.701%, 03/11/24	35,000	34,289,726
Ω	5.720%, 03/12/24	50,000	48,977,304
Ω	5.750%, 03/26/24	37,000	36,159,735
Cooperatieve Rabobank UA
	5.550%, 02/12/24	20,000	19,686,143
FMS Wertmanagement
Ω	5.465%, 03/04/24	20,000	19,620,463
National Securities Clearing Corp.
Ω	5.460%, 02/02/24	29,000	28,586,011
Ω	5.470%, 03/12/24	50,000	48,977,304
Ω	5.480%, 04/08/24	68,500	66,477,119
Ω	5.739%, 04/22/24	46,000	44,752,843
Ω	5.747%, 04/22/24	40,000	38,915,516
Ω	5.752%, 04/24/24	43,000	41,820,037
NRW Bank
Ω	5.723%, 02/06/24	50,000	49,251,298
Ω	5.709%, 02/09/24	25,000	24,613,909
Ω	5.703%, 02/12/24	25,000	24,602,152
Ω	5.714%, 02/20/24	15,000	14,742,431
Ω	5.520%, 02/28/24	39,000	38,281,100
Ω	5.741%, 03/04/24	40,000	39,232,408
Ω	5.751%, 03/25/24	25,000	24,441,077
Oesterreichische Kontrollbank AG
	5.659%, 02/12/24	22,141	21,792,709
	5.736%, 04/05/24	65,000	63,421,239

TOTAL UNITED STATES			782,600,330

TOTAL COMMERCIAL PAPER (Cost $2,724,610,565)			2,723,885,404

		Face
		Amount^	Value†
		(000)
FOREIGN SOVEREIGN OBLIGATIONS — (1.9%)
CANADA — (0.1%)
Canada Treasury Bills
5.172%, 02/01/24	CAD	22,400	$15,946,926

FINLAND — (0.3%)
Finland T-Bills
3.062%, 11/13/23	EUR	25,000	26,421,506

UNITED KINGDOM — (1.5%)
U.K. Treasury Bills
4.797%, 11/20/23	GBP	25,000	30,302,631
5.067%, 12/04/23	GBP	92,000	111,288,071

TOTAL UNITED KINGDOM			141,590,702

TOTAL FOREIGN SOVEREIGN OBLIGATIONS			183,959,134

TOTAL INVESTMENT SECURITIES (Cost $9,669,579,622)			9,566,389,323

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund		10,936	126,495

TOTAL INVESTMENTS — (100.0%) (Cost $9,669,706,117)			$9,566,515,818

As of October 31, 2023, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	63,498,864	NOK	687,680,056	Citibank, N.A.	11/10/23	$1,924,128
USD	109,440,873	GBP	88,504,411	Barclays Capital	11/21/23	1,856,528
USD	66,821,049	DKK	456,831,521	Bank of America Corp.	11/22/23	1,992,450
USD	115,420,221	GBP	94,164,213	Barclays Capital	11/22/23	955,246
DKK	88,406,025	USD	12,477,697	State Street Bank and Trust	11/22/23	67,931
USD	15,276,080	NZD	25,854,286	HSBC Bank	11/27/23	212,263
USD	4,843,970	EUR	4,461,044	Bank of America Corp.	11/28/23	118,832
DKK	75,940,382	USD	10,766,989	Citibank, N.A.	12/04/23	16,126
USD	75,543,620	DKK	521,310,516	HSBC Bank	12/04/23	1,520,402
DKK	133,224,310	USD	18,876,911	State Street Bank and Trust	12/04/23	40,206

55

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	93,580,502	EUR	87,472,229	Bank of New York Mellon	12/14/23	$852,752
EUR	23,768,776	USD	25,177,692	Barclays Capital	12/21/23	29,605
USD	76,648,888	SEK	840,141,699	State Street Bank and Trust	12/22/23	1,195,815
USD	91,310,421	AUD	142,382,163	Bank of America Corp.	12/27/23	822,053
EUR	49,389,642	USD	52,275,894	Citibank, N.A.	12/27/23	121,490
USD	112,958,521	GBP	92,506,757	State Street Bank and Trust	12/27/23	469,306
GBP	2,794,712	USD	3,392,570	State Street Bank and Trust	12/27/23	5,830
USD	145,504,295	GBP	118,688,522	Bank of America Corp.	12/28/23	1,176,039
GBP	14,867,429	USD	18,026,951	Barclays Capital	12/28/23	52,220
USD	61,311,998	EUR	57,623,100	State Street Bank and Trust	12/28/23	176,134
USD	115,138,766	AUD	176,706,514	State Street Bank and Trust	12/28/23	2,832,144
GBP	20,614,796	USD	25,027,869	State Street Bank and Trust	12/28/23	40,246
USD	16,347,702	CAD	22,407,419	Royal Bank of Canada	01/03/24	170,486
USD	82,096,973	CAD	112,382,284	State Street Bank and Trust	01/03/24	961,681
USD	83,040,950	CAD	114,018,197	Bank of America Corp.	01/04/24	723,353
USD	124,452,457	AUD	195,602,522	State Street Bank and Trust	01/04/24	106,561
USD	9,549,521	CAD	13,097,924	State Street Bank and Trust	01/04/24	93,227
USD	41,121,195	DKK	288,738,971	HSBC Bank	01/05/24	30,426
DKK	184,819,567	USD	26,268,557	HSBC Bank	01/05/24	33,325
USD	106,899,024	GBP	87,507,609	State Street Bank and Trust	01/05/24	479,033
USD	82,939,497	EUR	78,082,919	Barclays Capital	01/09/24	46,574
USD	79,511,279	EUR	74,651,083	State Street Bank and Trust	01/10/24	258,120
USD	100,210,981	AUD	155,669,042	State Street Bank and Trust	01/10/24	1,233,283
USD	68,088,229	GBP	55,354,470	State Street Bank and Trust	01/10/24	768,151
EUR	676,008	USD	715,089	Barclays Capital	01/11/24	2,625
USD	97,047,040	EUR	91,026,041	HSBC Bank	01/11/24	405,203
USD	64,019,696	SEK	692,682,844	Morgan Stanley and Co. International	01/11/24	1,742,102
EUR	51,696,412	USD	54,809,503	State Street Bank and Trust	01/11/24	76,288
EUR	3,563,117	USD	3,760,663	UBS AG	01/11/24	22,278
EUR	16,745,256	USD	17,758,391	State Street Bank and Trust	01/12/24	20,734
USD	19,397,268	NZD	32,917,476	State Street Bank and Trust	01/16/24	214,591
USD	94,420,203	CAD	129,336,077	Bank of America Corp.	01/18/24	1,023,811
USD	85,338,806	EUR	80,251,774	Bank of America Corp.	01/19/24	106,027
USD	91,042,915	EUR	85,473,873	Barclays Capital	01/22/24	251,960
USD	79,280,316	EUR	74,267,755	HSBC Bank	01/23/24	389,116
USD	72,788,952	SEK	800,233,907	State Street Bank and Trust	01/23/24	809,923
USD	87,126,270	CAD	119,139,946	UBS AG	01/23/24	1,086,222
USD	114,910,807	CAD	158,492,822	HSBC Bank	01/25/24	447,584

Total Appreciation						$27,980,430
DKK	293,824,581	USD	41,786,627	HSBC Bank	11/22/23	$(90,213)
GBP	8,684,347	USD	10,628,758	State Street Bank and Trust	11/22/23	(72,162)
USD	67,786,630	NOK	762,011,333	Citibank, N.A.	11/27/23	(478,233)
USD	90,829,543	AUD	144,016,466	HSBC Bank	11/27/23	(601,632)
USD	26,511,872	NZD	45,753,117	UBS AG	11/27/23	(145,857)
DKK	206,528,490	USD	29,791,953	HSBC Bank	12/04/23	(466,046)
DKK	68,563,958	USD	9,774,634	State Street Bank and Trust	12/04/23	(38,930)
EUR	31,987,543	USD	33,967,850	Royal Bank of Canada	12/14/23	(58,426)
USD	94,457,370	EUR	89,294,015	State Street Bank and Trust	12/21/23	(240,846)
EUR	19,539,000	USD	20,907,842	State Street Bank and Trust	12/21/23	(186,314)
USD	59,332,161	EUR	56,136,543	HSBC Bank	12/22/23	(205,370)
USD	94,643,416	EUR	89,477,233	State Street Bank and Trust	12/27/23	(282,822)
GBP	7,200,804	USD	8,778,954	State Street Bank and Trust	12/28/23	(22,593)
USD	82,917,464	EUR	78,831,651	State Street Bank and Trust	01/02/24	(744,619)
USD	77,985,251	GBP	64,238,861	State Street Bank and Trust	01/03/24	(136,042)
USD	85,692,122	EUR	81,209,904	State Street Bank and Trust	01/03/24	(497,722)
USD	72,563,768	EUR	68,681,388	Bank of America Corp.	01/04/24	(332,486)
USD	25,663,465	GBP	21,123,073	State Street Bank and Trust	01/04/24	(24,612)

56

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	82,491,035	EUR	77,762,646	Barclays Capital	01/05/24	$(47,400)
USD	91,909,764	EUR	86,995,320	Barclays Capital	01/12/24	(456,733)
USD	78,805,272	EUR	74,501,753	Bank of New York Mellon	01/16/24	(310,179)
USD	94,795,865	AUD	149,386,103	HSBC Bank	01/16/24	(204,090)
USD	75,965,951	GBP	62,620,785	HSBC Bank	01/18/24	(195,226)
USD	98,982,471	AUD	156,307,248	State Street Bank and Trust	01/18/24	(424,846)
USD	91,817,979	EUR	86,595,091	State Street Bank and Trust	01/18/24	(147,792)
USD	86,317,106	GBP	71,363,133	State Street Bank and Trust	01/25/24	(480,823)

Total (Depreciation)						$(6,892,014)

Total Appreciation (Depreciation)						$21,088,416

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$23,603,458	—	$23,603,458
Bonds
Australia	—	677,692,891	—	677,692,891
Austria	—	61,010,999	—	61,010,999
Belgium	—	115,549,535	—	115,549,535
Canada	—	922,485,380	—	922,485,380
Denmark	—	95,107,500	—	95,107,500
Finland	—	84,129,432	—	84,129,432
France	—	339,522,320	—	339,522,320
Germany	—	436,865,909	—	436,865,909
Ireland	—	152,187,333	—	152,187,333
Netherlands	—	433,739,054	—	433,739,054
New Zealand	—	60,748,964	—	60,748,964
Norway	—	256,965,407	—	256,965,407
Singapore	—	9,758,516	—	9,758,516
Supranational Organization Obligations	—	1,119,979,104	—	1,119,979,104
Sweden	—	602,010,141	—	602,010,141
United Kingdom	—	48,406,180	—	48,406,180
United States	—	314,079,435	—	314,079,435
U.S. Treasury Obligations	—	904,703,227	—	904,703,227
Commercial Paper	—	2,723,885,404	—	2,723,885,404
Foreign Sovereign Obligations	—	183,959,134	—	183,959,134
Securities Lending Collateral	—	126,495	—	126,495
Forward Currency Contracts**	—	21,088,416	—	21,088,416

TOTAL	—	$9,587,604,234	—	$9,587,604,234

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

57

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

			Face
			Amount^	Value†
			(000)
BONDS — (96.2%)
AUSTRALIA — (7.3%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$10,123,985
	1.750%, 03/20/34	AUD	6,000	2,627,956
	4.750%, 02/20/35	AUD	5,000	2,897,485
Queensland Treasury Corp.
	3.500%, 08/21/30	AUD	17,500	10,054,142
	1.750%, 08/21/31	AUD	7,000	3,439,822
	1.750%, 07/20/34	AUD	7,000	3,047,584
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	6,000	2,832,036
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	5,733,254
	2.250%, 11/20/34	AUD	51,500	23,076,766
	2.000%, 09/17/35	AUD	11,000	4,644,466
	2.000%, 11/20/37	AUD	4,200	1,635,095
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	4,475,869

TOTAL AUSTRALIA				74,588,460

CANADA — (12.2%)
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	12,100	11,225,761
	1.500%, 03/04/33	EUR	31,520	27,501,500
Ontario Teachers’ Finance Trust
	0.100%, 05/19/28	EUR	37,000	33,458,533
	1.850%, 05/03/32	EUR	13,000	11,770,991
Province of Quebec Canada
	0.875%, 07/05/28	EUR	5,000	4,709,107
Δ	0.000%, 10/15/29	EUR	30,700	26,466,402
Δ	0.000%, 10/29/30	EUR	11,500	9,540,903

TOTAL CANADA				124,673,197

DENMARK — (4.3%)
Denmark Government Bond
	0.500%, 11/15/29	DKK	196,000	24,196,604
Δ	0.000%, 11/15/31	DKK	152,000	17,056,733
Kommunekredit
Δ	0.000%, 11/17/29	EUR	2,917	2,536,561

TOTAL DENMARK				43,789,898

FINLAND — (6.3%)
Finland Government Bond
	1.125%, 04/15/34	EUR	45,000	38,043,996

		Face
		Amount^	Value†
		(000)
FINLAND — (Continued)
Kuntarahoitus OYJ
1.250%, 02/23/33	EUR	30,511	$26,690,353

TOTAL FINLAND			64,734,349

FRANCE — (24.3%)
Action Logement Services
0.500%, 10/30/34	EUR	25,200	18,643,131
Agence Francaise de Developpement EPIC
0.875%, 05/25/31	EUR	5,500	4,779,970
1.375%, 07/05/32	EUR	13,000	11,436,187
0.500%, 05/31/35	EUR	5,000	3,662,805
French Republic Government Bond OAT
1.250%, 05/25/34	EUR	75,000	64,070,882
4.750%, 04/25/35	EUR	35,000	41,266,440
1.250%, 05/25/36	EUR	65,000	52,601,107
SNCF Reseau
5.250%, 12/07/28	GBP	11,713	14,386,042
5.000%, 10/10/33	EUR	11,000	12,718,258
Societe Nationale SNCF SACA
0.625%, 04/17/30	EUR	26,000	22,815,922
Unedic Asseo
1.250%, 05/25/33	EUR	3,400	2,948,688

TOTAL FRANCE			249,329,432

GERMANY — (5.7%)
Deutsche Bahn Finance GmbH
1.625%, 08/16/33	EUR	4,773	4,217,900
Kreditanstalt fuer Wiederaufbau
0.125%, 01/09/32	EUR	18,000	14,741,529
5.750%, 06/07/32	GBP	14,775	19,226,836
0.050%, 09/29/34	EUR	10,000	7,332,974
State of North Rhine-Westphalia Germany
2.375%, 05/13/33	EUR	4,600	4,465,634
1.100%, 03/13/34	EUR	10,000	8,416,765

TOTAL GERMANY			58,401,638

NETHERLANDS — (1.7%)
BNG Bank NV
3.300%, 04/26/29	AUD	25,000	14,268,693
1.250%, 03/30/37	EUR	4,500	3,517,122

TOTAL NETHERLANDS			17,785,815

58

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
NORWAY — (4.3%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	$25,128,339
Norway Government Bond
1.375%, 08/19/30	NOK	250,000	18,912,223

TOTAL NORWAY			44,040,562

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.9%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	12,978,976
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	15,000	8,514,879
0.150%, 10/10/34	EUR	30,000	22,017,332
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	26,060,820
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	15,740,943
2.150%, 01/18/27	JPY	517,100	3,613,067
3.875%, 06/08/37	GBP	4,250	4,613,606
European Stability Mechanism
1.200%, 05/23/33	EUR	36,750	31,931,737
European Union
1.250%, 04/04/33	EUR	10,000	8,744,437
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	8,408,998

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			142,624,795

		Face
		Amount^	Value†
		(000)
SWITZERLAND — (2.8%)
Swiss Confederation Government Bond
4.000%, 04/08/28	CHF	22,900	28,395,648

UNITED KINGDOM — (13.4%)
U.K. Gilts
0.625%, 07/31/35	GBP	169,600	$131,653,505
1.750%, 09/07/37	GBP	6,500	5,491,582

TOTAL UNITED KINGDOM			137,145,087

TOTAL BONDS			985,508,881

U.S. TREASURY OBLIGATIONS — (3.8%)
U.S. Treasury Bonds
4.500%, 05/15/38		24,000	22,563,750
U.S. Treasury Notes
2.375%, 03/31/29		19,000	16,727,422

TOTAL U.S. TREASURY OBLIGATIONS			39,291,172

TOTAL INVESTMENT SECURITIES (Cost $1,345,876,949)			1,024,800,053

TOTAL INVESTMENTS — (100.0%) (Cost $1,345,876,949)			$1,024,800,053

As of October 31, 2023, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	2,112,297	USD	1,339,789	Australia and New Zealand Bank	11/27/23	$1,237
EUR	7,170,255	USD	7,580,614	Barclays Capital	12/14/23	20,446
USD	87,126,686	EUR	81,438,972	State Street Bank and Trust	12/14/23	794,684
USD	42,827,761	DKK	300,012,119	HSBC Bank	12/20/23	178,977
USD	62,452,746	GBP	50,937,748	Bank of America Corp.	12/28/23	511,151
USD	33,628,999	JPY	4,934,756,250	Bank of New York Mellon	01/04/24	725,403
USD	29,528,167	CHF	26,517,688	State Street Bank and Trust	01/09/24	147,797

59

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	72,996,273	GBP	59,359,709	State Street Bank and Trust	01/10/24	$805,170
USD	83,916,633	EUR	78,705,421	Barclays Capital	01/11/24	355,528
USD	70,959,354	GBP	57,617,793	State Street Bank and Trust	01/11/24	886,237
USD	83,745,810	EUR	78,635,678	Barclays Capital	01/22/24	218,435
USD	86,485,716	EUR	81,002,336	HSBC Bank	01/23/24	440,683

Total Appreciation						$5,085,748
USD	18,846,156	NOK	212,012,391	Citibank, N.A.	11/27/23	$(146,996)
USD	99,148,533	AUD	157,241,723	HSBC Bank	11/27/23	(678,910)
USD	436,709	DKK	3,089,490	Bank of America Corp.	12/20/23	(2,483)
DKK	3,294,227	USD	468,910	Citibank, N.A.	12/20/23	(613)
DKK	9,458,818	USD	1,346,962	HSBC Bank	12/20/23	(2,326)
USD	75,113,396	EUR	71,029,592	Morgan Stanley and Co. International	12/27/23	(241,772)
USD	6,974,506	EUR	6,618,709	State Street Bank and Trust	12/27/23	(47,270)
USD	2,481,272	GBP	2,046,491	Bank of New York Mellon	12/28/23	(7,313)
USD	2,227,191	GBP	1,833,404	State Street Bank and Trust	12/28/23	(2,275)
USD	83,635,125	EUR	78,832,239	Bank of America Corp.	01/05/24	(38,593)
GBP	2,360,969	USD	2,875,917	Royal Bank of Canada	01/10/24	(4,593)
GBP	2,669,504	USD	3,251,987	Citibank, N.A.	01/11/24	(5,413)
USD	80,751,241	EUR	76,158,007	State Street Bank and Trust	01/18/24	(130,131)
EUR	5,947,314	USD	6,331,760	Barclays Capital	01/23/24	(14,203)

Total (Depreciation)						$(1,322,891)

Total Appreciation (Depreciation)						$3,762,857

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$74,588,460	—	$74,588,460
Canada	—	124,673,197	—	124,673,197
Denmark	—	43,789,898	—	43,789,898
Finland	—	64,734,349	—	64,734,349
France	—	249,329,432	—	249,329,432
Germany	—	58,401,638	—	58,401,638
Netherlands	—	17,785,815	—	17,785,815
Norway	—	44,040,562	—	44,040,562
Supranational Organization Obligations	—	142,624,795	—	142,624,795
Switzerland	—	28,395,648	—	28,395,648
United Kingdom	—	137,145,087	—	137,145,087
U.S. Treasury Obligations	—	39,291,172	—	39,291,172
Forward Currency Contracts**	—	3,762,857	—	3,762,857

TOTAL	—	$1,028,562,910	—	$1,028,562,910

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

60

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face
		Amount	Value†
		(000)
AGENCY OBLIGATIONS — (8.9%)
Federal Home Loan Bank Discount Notes
∞	5.082%, 12/12/23	4,750	$4,722,144
∞	5.202%, 12/19/23	9,500	9,434,810
∞	5.496%, 01/17/24	58,507	57,862,530
∞	5.295%, 02/06/24	6,000	5,916,152
∞	5.515%, 02/27/24	31,320	30,798,128
∞	5.518%, 05/03/24	27,850	27,141,578

TOTAL AGENCY OBLIGATIONS			135,875,342

U.S. TREASURY OBLIGATIONS — (88.9%)
U.S. Treasury Bills
∞	5.447%, 01/11/24	122,000	120,725,362
∞	5.482%, 01/18/24	90,850	89,804,279
∞	5.509%, 01/23/24	95,250	94,082,530
∞	5.464%, 01/25/24	101,650	100,376,363
∞	5.544%, 04/25/24	143,000	139,271,874
U.S. Treasury Notes
	0.250%, 11/15/23	110,450	110,235,725
	0.500%, 11/30/23	118,600	118,141,796
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.523%, 07/31/25	147,375	147,350,779
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.567%, 04/30/25	148,325	148,472,263
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.170%, FRN
(r)	5.568%, 10/31/25	146,700	146,718,135
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r)	5.598%, 01/31/25	148,250	148,498,999

TOTAL U.S. TREASURY OBLIGATIONS			1,363,678,105

TOTAL INVESTMENT SECURITIES (Cost $1,498,897,724)			1,499,553,447

		Shares
TEMPORARY CASH INVESTMENTS — (2.2%) State Street Institutional U.S. Government Money Market Fund 5.300%		33,607,474	33,607,474

TOTAL INVESTMENTS — (100.0%) (Cost $1,532,505,198)			$1,533,160,921

61

DFA SHORT-TERM GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$135,875,342	—	$135,875,342
U.S. Treasury Obligations	—	1,363,678,105	—	1,363,678,105
Temporary Cash Investments	$33,607,474	—	—	33,607,474

TOTAL	$33,607,474	$1,499,553,447	—	$1,533,160,921

See accompanying Notes to Financial Statements.

62

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face
	Amount	Value†
	(000)
AGENCY OBLIGATIONS — (26.6%)
Federal Home Loan Banks
4.375%, 03/13/26	6,080	$5,986,733
5.750%, 06/12/26	16,080	16,331,150
1.875%, 09/11/26	2,500	2,288,699
3.000%, 09/11/26	62,930	59,547,718
2.125%, 12/11/26	30,250	27,787,175
2.500%, 12/10/27	97,640	88,822,775
3.000%, 03/10/28	51,070	47,159,300
3.250%, 06/09/28	202,360	187,982,443
3.250%, 11/16/28	270,180	250,284,501
2.125%, 09/14/29	12,635	10,777,229
2.125%, 12/14/29	28,270	23,875,636
4.500%, 09/13/30	1,690	1,622,693
5.500%, 07/15/36	151,980	155,201,952
Tennessee Valley Authority
2.875%, 02/01/27	170,019	159,074,530
7.125%, 05/01/30	159,440	176,121,165
1.500%, 09/15/31	77,768	58,802,338
4.700%, 07/15/33	19,000	18,085,437
4.650%, 06/15/35	7,635	7,131,704
5.880%, 04/01/36	71,490	74,177,367
6.150%, 01/15/38	709	745,389
5.500%, 06/15/38	6,207	6,204,833

TOTAL AGENCY OBLIGATIONS		1,378,010,767

U.S. TREASURY OBLIGATIONS — (73.2%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,568,287
6.500%, 11/15/26	15,000	15,667,969
6.625%, 02/15/27	5,000	5,255,469
6.125%, 11/15/27	170,500	178,225,781
5.500%, 08/15/28	76,500	78,591,797
5.250%, 11/15/28	42,932	43,641,486
5.250%, 02/15/29	41,500	42,130,605
6.125%, 08/15/29	6,278	6,658,604
6.250%, 05/15/30	29,789	31,999,168
5.375%, 02/15/31	13,250	13,647,500
4.500%, 02/15/36	79,750	76,846,602
4.750%, 02/15/37	322,750	316,673,224
5.000%, 05/15/37	328,000	328,448,438
4.375%, 02/15/38	159,000	148,050,117
4.500%, 05/15/38	128,650	120,951,102
U.S. Treasury Notes
1.625%, 02/15/26	4,000	3,709,219
2.250%, 03/31/26	8,000	7,509,062
2.375%, 04/30/26	13,000	12,217,969
1.625%, 05/15/26	83,000	76,444,296
2.125%, 05/31/26	25,000	23,303,711
1.875%, 06/30/26	22,750	21,045,527
1.875%, 07/31/26	45,000	41,505,469

	Face
	Amount	Value†
	(000)
1.500%, 08/15/26	65,000	$59,251,562
1.375%, 08/31/26	11,000	9,981,211
1.625%, 09/30/26	19,000	17,337,500
1.625%, 10/31/26	31,000	28,194,258
2.000%, 11/15/26	122,550	112,607,174
1.500%, 01/31/27	5,000	4,496,484
2.250%, 02/15/27	51,500	47,422,246
1.125%, 02/28/27	55,500	49,186,875
0.625%, 03/31/27	5,000	4,337,500
0.500%, 04/30/27	5,000	4,301,758
2.375%, 05/15/27	161,000	147,943,906
0.500%, 05/31/27	22,000	18,862,422
0.500%, 06/30/27	12,250	10,470,400
0.375%, 07/31/27	3,000	2,541,914
2.250%, 08/15/27	114,400	104,059,313
0.500%, 08/31/27	5,000	4,243,555
0.375%, 09/30/27	5,000	4,205,664
0.500%, 10/31/27	7,000	5,897,773
2.250%, 11/15/27	5,000	4,522,852
0.625%, 11/30/27	5,000	4,221,289
2.750%, 02/15/28	28,750	26,416,308
1.125%, 02/29/28	5,000	4,277,344
1.250%, 03/31/28	5,000	4,287,695
1.250%, 04/30/28	37,000	31,656,680
2.875%, 05/15/28	88,000	80,935,937
1.250%, 06/30/28	13,500	11,480,273
1.000%, 07/31/28	6,000	5,024,297
2.875%, 08/15/28	10,750	9,840,029
1.250%, 09/30/28	25,000	21,075,195
1.375%, 10/31/28	50,875	43,041,045
3.125%, 11/15/28	21,000	19,363,477
2.625%, 02/15/29	130,000	116,400,781
2.375%, 05/15/29	232,500	204,263,965
1.625%, 08/15/29	69,000	57,844,101
4.000%, 10/31/29	23,500	22,379,160
1.750%, 11/15/29	44,250	37,145,801
3.875%, 11/30/29	91,750	86,710,918
3.875%, 12/31/29	86,250	81,448,975
3.500%, 01/31/30	16,000	14,779,375
1.500%, 02/15/30	38,400	31,393,500
4.000%, 02/28/30	38,000	36,091,094
3.625%, 03/31/30	5,000	4,643,359
3.500%, 04/30/30	12,600	11,610,211
0.625%, 05/15/30	255,250	194,578,272
3.750%, 06/30/30	20,000	18,673,438
4.000%, 07/31/30	22,000	20,839,844
0.625%, 08/15/30	229,250	173,173,300
1.250%, 08/15/31	214,250	164,102,109
1.375%, 11/15/31	7,500	5,756,250

63

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount	Value†
	(000)
2.875%, 05/15/32	16,000	$13,729,375

TOTAL U.S. TREASURY OBLIGATIONS		3,798,139,166

TOTAL INVESTMENT SECURITIES (Cost $5,909,517,553)		5,176,149,933

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 5.300%	10,188,847	$10,188,847

TOTAL INVESTMENTS — (100.0%) (Cost $5,919,706,400)		$5,186,338,780

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,378,010,767	—	$1,378,010,767
U.S. Treasury Obligations	—	3,798,139,166	—	3,798,139,166
Temporary Cash Investments	$10,188,847	—	—	10,188,847

TOTAL	$10,188,847	$5,176,149,933	—	$5,186,338,780

See accompanying Notes to Financial Statements.

64

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

			Face
			Amount^	Value†
			(000)
	BONDS — (74.6%)
	ABB Finance BV
	0.625%, 03/31/24	EUR	3,767	$3,930,277
	ABN AMRO Bank NV
	2.375%, 06/01/27	EUR	1,000	990,602
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.875%, 01/16/24		2,600	2,591,870
	2.875%, 08/14/24		6,000	5,830,813
	3.500%, 01/15/25		4,000	3,857,086
	6.500%, 07/15/25		7,102	7,085,599
	4.450%, 10/01/25		1,800	1,726,862
	1.750%, 01/30/26		16,100	14,477,528
	4.450%, 04/03/26		410	392,135
	AES Corp.
Ω	3.300%, 07/15/25		400	377,936
	1.375%, 01/15/26		8,849	7,864,907
	Aetna, Inc.
	3.500%, 11/15/24		1,236	1,204,839
	Affiliated Managers Group, Inc.
	4.250%, 02/15/24		33,658	33,478,888
	AIB Group PLC
	1.250%, 05/28/24	EUR	8,303	8,638,831
	ALD SA
	1.250%, 03/02/26	EUR	1,700	1,676,397
	Alimentation Couche-Tard, Inc.
	3.056%, 07/26/24	CAD	20,100	14,230,380
	Altria Group, Inc.
	2.350%, 05/06/25		5,000	4,738,615
	2.200%, 06/15/27	EUR	5,000	4,915,267
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		16,150	15,636,852
	American Express Co.
	2.500%, 07/30/24		8,900	8,681,486
	2.250%, 03/04/25		3,080	2,929,300
	American Express Co., Floating Rate Note, SOFR + 0.650%, FRN
(r)	5.991%, 11/04/26		18,500	18,230,125
	American Express Co., Floating Rate Note, SOFR + 0.720%, FRN
(r)	6.061%, 05/03/24		775	775,621
	American Honda Finance Corp.
	0.550%, 07/12/24		50,000	48,237,464
	1.950%, 10/18/24	EUR	1,550	1,606,815

			Face
			Amount^	Value†
			(000)
	American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	2,000	$2,021,619
	American Tower Corp.
	3.375%, 05/15/24		6,200	6,109,310
	2.400%, 03/15/25		4,300	4,083,425
	4.000%, 06/01/25		7,489	7,240,224
	0.450%, 01/15/27	EUR	2,000	1,866,060
	3.125%, 01/15/27		800	726,110
	American Water Capital Corp.
	3.400%, 03/01/25		1,676	1,622,228
	Amgen, Inc.
	3.625%, 05/22/24		4,928	4,866,418
	2.000%, 02/25/26	EUR	3,000	3,041,747
	5.500%, 12/07/26	GBP	1,000	1,215,836
	Aon Global Ltd.
	3.500%, 06/14/24		10,000	9,844,757
	2.875%, 05/14/26	EUR	2,900	2,967,660
	APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		12,284	11,957,800
	4.200%, 03/23/25		11,334	11,033,027
	ArcelorMittal SA
	6.125%, 06/01/25		1,000	1,002,069
	Argentum Netherlands BV for Givaudan SA
	1.125%, 09/17/25	EUR	2,200	2,206,471
	Arrow Electronics, Inc.
	3.250%, 09/08/24		7,895	7,691,537
	Arval Service Lease SA
	0.875%, 02/17/25	EUR	9,600	9,698,673
	4.125%, 04/13/26	EUR	6,000	6,301,698
	Asian Development Bank
	0.375%, 06/11/24		13,500	13,081,251
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	800	456,700
	Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.961%, 08/16/27		6,000	6,019,908
	AT&T, Inc.
	2.850%, 05/25/24	CAD	17,550	12,452,495
	0.250%, 03/04/26	EUR	4,800	4,662,423
	Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.830%, FRN
(r)	4.970%, 03/31/26	AUD	3,300	2,095,585

65

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.920%, FRN
(r)	5.110%, 11/04/25	AUD	7,000	$4,459,795
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.095%, 07/03/25		11,820	11,851,052
AvalonBay Communities, Inc.
	4.200%, 12/15/23		605	603,628
Banco Bilbao Vizcaya Argentaria SA
	1.750%, 11/26/25	EUR	17,700	17,879,418
	0.375%, 11/15/26	EUR	1,300	1,235,994
Banco Santander SA
	0.250%, 06/19/24	EUR	800	826,359
	3.496%, 03/24/25		4,000	3,847,013
Bank of America Corp.
	2.375%, 06/19/24	EUR	5,250	5,494,255
	2.300%, 07/25/25	GBP	2,907	3,327,099
Bank of Montreal
	2.850%, 03/06/24	CAD	42,000	30,003,764
	0.625%, 07/09/24		400	385,414
	2.280%, 07/29/24	CAD	8,750	6,157,653
Bank of Montreal, Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	5.154%, 07/17/24	AUD	14,000	8,897,136
Bank of Montreal, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.964%, 09/15/26		1,545	1,527,605
Bank of Montreal, Floating Rate Note, SOFR + 0.710%, FRN
(r)	6.054%, 12/12/24		1,380	1,380,108
Bank of Montreal, Floating Rate Note, SOFR + 1.330%, FRN
(r)	6.674%, 06/05/26		6,000	6,025,858
Bank of New York Mellon Corp.
	1.600%, 04/24/25		6,500	6,097,854
Bank of New Zealand
Ω	3.500%, 02/20/24		1,750	1,736,670
#Ω	1.000%, 03/03/26		20	17,900
Bank of Nova Scotia
	3.400%, 02/11/24		2,801	2,779,523
	0.650%, 07/31/24		300	288,229
	1.050%, 03/02/26		5,650	5,038,494

			Face
			Amount^	Value†
			(000)
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r)	5.726%, 07/31/24		4,284	$4,285,137
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.445%, FRN
(r)	5.789%, 04/15/24		5,000	4,998,131
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.460%, FRN
(r)	5.806%, 01/10/25		290	288,756
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.900%, FRN
#(r)	6.246%, 04/11/25		7,500	7,498,200
Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r)	6.434%, 06/12/25		24,600	24,672,095
Banque Federative du Credit Mutuel SA
	2.250%, 12/18/23	GBP	2,800	3,386,514
#Ω	2.375%, 11/21/24		2,700	2,596,598
Ω	0.998%, 02/04/25		2,950	2,759,370
	0.998%, 02/04/25		4,400	4,115,671
	0.010%, 03/07/25	EUR	11,200	11,206,755
	1.000%, 05/23/25	EUR	5,400	5,444,053
	1.000%, 07/16/26	GBP	1,300	1,391,637
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.751%, 02/04/25		6,623	6,580,032
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 1.400%, FRN
(r)Ω	6.745%, 07/13/26		2,850	2,857,211
Banque Stellantis France SACA
	0.625%, 06/21/24	EUR	8,754	9,061,333
Δ	0.000%, 01/22/25	EUR	7,800	7,843,131
	3.875%, 01/19/26	EUR	5,600	5,877,947
Barclays PLC
	3.125%, 01/17/24	GBP	3,207	3,871,947
	3.650%, 03/16/25		12,419	11,942,782
	4.375%, 01/12/26		5,380	5,135,352
BAT Capital Corp.
	3.222%, 08/15/24		2,204	2,154,617
BAT International Finance PLC
	1.668%, 03/25/26		10,422	9,385,720

66

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Baxter International, Inc.
	0.400%, 05/15/24	EUR	6,014	$6,237,636
Bayer Capital Corp. BV
	1.500%, 06/26/26	EUR	2,000	1,982,880
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		1,770	1,737,025
Ω	2.850%, 04/15/25		1,523	1,446,738
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	973,930
Becton Dickinson & Co.
	3.363%, 06/06/24		1,054	1,037,270
Belfius Bank SA
	0.375%, 09/02/25	EUR	2,800	2,760,288
	0.010%, 10/15/25	EUR	7,600	7,445,280
Bell Telephone Co. of Canada or Bell Canada
	2.700%, 02/27/24	CAD	34,750	24,813,016
	0.750%, 03/17/24		5,000	4,900,278
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	15,700	16,498,946
BMW Finance NV
	0.500%, 02/22/25	EUR	2,544	2,573,583
BMW U.S. Capital LLC
Ω	0.750%, 08/12/24		6,466	6,221,334
BMW US Capital LLC, Floating Rate Note, SOFR + 0.620%, FRN
(r)Ω	5.961%, 08/11/25		31,650	31,711,347
BMW US Capital LLC, Floating Rate Note, SOFR + 0.840%, FRN
(r)Ω	6.184%, 04/01/25		1,806	1,813,232
BNP Paribas SA
	1.000%, 06/27/24	EUR	5,083	5,272,640
	1.125%, 08/28/24	EUR	8,000	8,263,763
Boardwalk Pipelines LP
	5.950%, 06/01/26		2,260	2,238,730
Boeing Co.
	3.100%, 05/01/26		9,300	8,671,203
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	6,000	6,250,617
	3.650%, 03/15/25		11,425	11,125,838
Bouygues SA
	5.500%, 10/06/26	GBP	650	786,906
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	20,986	21,988,569
BPCE SA
	1.000%, 07/15/24	EUR	2,300	2,382,047
Ω	2.375%, 01/14/25		21,027	19,995,462
	0.625%, 04/28/25	EUR	2,500	2,513,004
	0.375%, 02/02/26	EUR	2,000	1,950,015
Bpifrance SACA
	0.125%, 11/25/23	EUR	7,300	7,704,281

			Face
			Amount^	Value†
			(000)
Brixmor Operating Partnership LP
	3.850%, 02/01/25		2,651	$2,553,357
Brookfield Corp.
	4.000%, 01/15/25		39,625	38,624,677
Brookfield Finance, Inc.
	4.000%, 04/01/24		534	529,612
Brown & Brown, Inc.
	4.200%, 09/15/24		7,494	7,364,160
CA Auto Bank SPA
	4.250%, 03/24/24	EUR	6,671	7,056,244
Caisse d’Amortissement de la Dette Sociale
	2.375%, 01/25/24	EUR	23,110	24,362,418
CaixaBank SA
	0.375%, 02/03/25	EUR	2,300	2,318,437
Campbell Soup Co.
	3.950%, 03/15/25		17,000	16,525,919
Canada Government Bond
	1.500%, 05/01/24	CAD	17,800	12,611,911
Canadian Imperial Bank of Commerce
	3.290%, 01/15/24	CAD	35,000	25,128,322
	2.350%, 08/28/24	CAD	30,000	21,068,469
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.765%, 10/18/24		3,061	3,055,704
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.940%, FRN
(r)	6.284%, 04/07/25		4,250	4,259,893
Canadian Natural Resources Ltd.
	1.450%, 11/16/23	CAD	3,750	2,699,973
	3.900%, 02/01/25		5,789	5,627,409
	2.050%, 07/15/25		3,809	3,557,102
Canadian Pacific Railway Co.
	1.589%, 11/24/23	CAD	13,800	9,927,342
Capital One Financial Corp.
#	3.900%, 01/29/24		1,360	1,352,239
	3.750%, 04/24/24		1,959	1,933,364
#	3.300%, 10/30/24		2,628	2,547,817
	3.200%, 02/05/25		13,412	12,823,183
Cardinal Health, Inc.
	3.079%, 06/15/24		6,000	5,893,016
Carrier Global Corp.
	2.242%, 02/15/25		2,200	2,094,658

67

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.455%, FRN
(r)	5.796%, 08/11/25		34,000	$34,032,073
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.741%, 05/19/25		22,500	22,501,975
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		14,793	12,883,144
	Cencora, Inc.
	3.400%, 05/15/24		4,200	4,142,549
	Charles Schwab Corp.
#	0.750%, 03/18/24		3,557	3,485,635
	Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
#(r)	5.861%, 05/13/26		6,766	6,624,137
	Charles Schwab Corp., Floating Rate Note, SOFR + 1.050%, FRN
(r)	6.393%, 03/03/27		12,000	11,838,935
	Charles Schwab Corp.
	3.850%, 05/21/25		9,100	8,777,837
	Chubb INA Holdings, Inc.
	0.300%, 12/15/24	EUR	8,972	9,077,186
	Cigna Group
	3.500%, 06/15/24		1,436	1,413,907
	3.250%, 04/15/25		4,630	4,462,159
	Citigroup, Inc.
	2.750%, 01/24/24	GBP	2,874	3,467,610
	1.750%, 01/28/25	EUR	4,500	4,620,960
	3.400%, 05/01/26		6,240	5,870,390
	CMS Energy Corp.
	3.875%, 03/01/24		2,921	2,899,694
	CNA Financial Corp.
	3.950%, 05/15/24		19,446	19,211,545
	CNH Industrial Capital LLC
	4.200%, 01/15/24		2,570	2,558,882
	3.950%, 05/23/25		16,910	16,386,589
	CNO Financial Group, Inc.
	5.250%, 05/30/25		11,350	11,084,065
	Commerzbank AG
	1.750%, 01/22/25	GBP	1,100	1,260,786
	Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.950%, FRN
(r)	5.112%, 08/17/28	AUD	6,500	4,121,944

			Face
			Amount^	Value†
			(000)
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 1.020%, FRN
(r)	5.170%, 08/18/27	AUD	6,500	$4,144,823
Conagra Brands, Inc.
	4.300%, 05/01/24		6,776	6,712,390
Constellation Energy Generation LLC
	3.250%, 06/01/25		40,500	38,755,193
Cooperatieve Rabobank UA
	0.625%, 02/27/24	EUR	2,400	2,511,405
Ω	2.625%, 07/22/24		45,658	44,586,021
	2.625%, 07/22/24		1,000	976,522
	1.250%, 01/14/25	GBP	200	230,481
Cox Communications, Inc.
Ω	3.850%, 02/01/25		2,000	1,941,612
Credit Agricole SA
#Ω	3.875%, 04/15/24		4,462	4,419,577
	2.375%, 05/20/24	EUR	2,300	2,409,552
	1.000%, 09/16/24	EUR	3,000	3,090,436
	1.375%, 03/13/25	EUR	700	714,122
	1.000%, 09/18/25	EUR	7,000	7,037,996
Crown Castle, Inc.
	3.200%, 09/01/24		6,500	6,343,205
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		37,415	36,139,893
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.093%, 12/13/24		5,750	5,742,529
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	7,200	7,307,708
Danske Bank AS
Ω	5.375%, 01/12/24		2,000	1,994,204
	0.625%, 05/26/25	EUR	670	671,295
Deutsche Bank AG
	0.898%, 05/28/24		1,149	1,116,247
	2.625%, 12/16/24	GBP	2,500	2,898,768
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	10,700	10,901,752
Devon Energy Corp.
	5.250%, 09/15/24		6,600	6,547,181
Dexia Credit Local SA
	1.625%, 12/08/23	GBP	20,100	24,334,275
Δ	0.000%, 05/29/24	EUR	8,800	9,103,473
	0.500%, 01/17/25	EUR	22,400	22,788,941
Diageo Finance PLC
	0.500%, 06/19/24	EUR	1,000	1,034,769
	1.750%, 09/23/24	EUR	2,600	2,696,397

68

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	Discover Bank
	3.450%, 07/27/26		7,813	$7,071,469
	Discover Financial Services
#	4.500%, 01/30/26		1,605	1,524,010
	Discovery Communications LLC
	2.500%, 09/20/24	GBP	2,800	3,297,444
	3.450%, 03/15/25		1,010	971,436
	Dominion Energy, Inc.
	3.300%, 03/15/25		2,400	2,316,645
	Duke Energy Corp.
	3.750%, 04/15/24		1,100	1,089,233
	DXC Technology Co.
	1.800%, 09/15/26		2,639	2,312,970
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		914	881,187
	Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	750	770,012
	0.128%, 03/08/26	EUR	5,216	5,036,631
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	2,300	2,417,325
	Edison International
	3.550%, 11/15/24		1,500	1,457,250
	4.950%, 04/15/25		44,815	43,909,968
	EDP Finance BV
Ω	3.625%, 07/15/24		6,000	5,885,417
	Elevance Health, Inc.
	3.500%, 08/15/24		9,505	9,318,704
	3.350%, 12/01/24		400	389,356
	2.375%, 01/15/25		4,216	4,045,273
	Emera U.S. Finance LP
	0.833%, 06/15/24		4,270	4,111,805
	Enbridge, Inc.
	2.150%, 02/16/24		900	889,245
#	2.500%, 01/15/25		7,500	7,192,718
	Enel Finance International NV
	5.625%, 08/14/24	GBP	5,250	6,361,532
	Energy Transfer LP
	5.875%, 01/15/24		9,573	9,570,429
	4.900%, 02/01/24		1,196	1,191,786
	4.250%, 04/01/24		1,023	1,014,309
	4.500%, 04/15/24		859	852,352
	4.050%, 03/15/25		13,982	13,591,350
	2.900%, 05/15/25		9,845	9,378,313
	Eni Finance International SA
	1.275%, 05/05/25	EUR	3,681	3,738,434
	Enterprise Products Operating LLC
	3.900%, 02/15/24		1,060	1,054,072
	Equifax, Inc.
	2.600%, 12/01/24		6,900	6,647,767

			Face
			Amount^	Value†
			(000)
	Equinix, Inc.
	2.625%, 11/18/24		15,500	$14,966,063
	ERAC USA Finance LLC
Ω	2.700%, 11/01/23		5,390	5,390,000
Ω	3.850%, 11/15/24		20,900	20,446,293
	European Investment Bank
	0.875%, 12/15/23	GBP	23,640	28,576,569
	Evergy, Inc.
	2.450%, 09/15/24		800	774,583
	Eversource Energy
	3.800%, 12/01/23		4,144	4,136,713
	Exelon Corp.
	3.950%, 06/15/25		2,312	2,236,490
	Expedia Group, Inc.
	5.000%, 02/15/26		22,491	21,984,126
	Experian Finance PLC
	2.125%, 09/27/24	GBP	2,000	2,352,585
	1.375%, 06/25/26	EUR	5,694	5,616,943
	Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	3,700	3,817,833
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		9,282	9,071,844
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24		400	392,744
	0.625%, 12/03/25	EUR	5,000	4,911,299
	Fiserv, Inc.
	2.750%, 07/01/24		10,986	10,747,823
	Flex Ltd.
	4.750%, 06/15/25		15,825	15,408,899
	3.750%, 02/01/26		31,763	30,072,578
	FMC Corp.
	4.100%, 02/01/24		2,249	2,237,489
	FMS Wertmanagement
	0.625%, 12/15/23	GBP	1,700	2,054,073
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		2,400	2,319,247
	Fox Corp.
	4.030%, 01/25/24		396	394,015
	GAS Networks Ireland
	0.125%, 12/04/24	EUR	1,700	1,721,064
	General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r)	6.012%, 05/05/26		2,899	2,887,549
	General Mills, Inc.
	4.000%, 04/17/25		4,100	3,990,023
	General Motors Financial Co., Inc.
	1.050%, 03/08/24		3,390	3,329,442
	2.750%, 06/20/25		22,533	21,264,178

69

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Georgia-Pacific LLC
Ω	0.625%, 05/15/24		16,000	$15,549,144
Ω	3.600%, 03/01/25		2,350	2,282,647
Gilead Sciences, Inc.
	3.700%, 04/01/24		7,900	7,827,852
	3.500%, 02/01/25		6,476	6,292,905
GlaxoSmithKline Capital PLC
#	3.000%, 06/01/24		7,358	7,242,302
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,145	2,129,080
Ω	4.625%, 04/29/24		18,455	18,313,885
Ω	1.625%, 09/01/25		2,244	2,072,353
Ω	1.625%, 04/27/26		19,998	18,012,645
Global Payments, Inc.
	1.500%, 11/15/24		3,500	3,330,268
	2.650%, 02/15/25		10,900	10,392,327
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		24,566	24,406,741
	0.125%, 08/19/24	EUR	6,600	6,773,665
	3.375%, 03/27/25	EUR	3,250	3,404,678
	3.750%, 05/22/25		17,519	16,884,545
Groupe Bruxelles Lambert NV
	1.375%, 05/23/24	EUR	1,000	1,041,702
	1.875%, 06/19/25	EUR	9,000	9,210,107
Harley-Davidson Financial Services, Inc.
	3.050%, 02/14/27		3,000	2,650,502
Hess Corp.
	3.500%, 07/15/24		10,142	9,957,462
Hewlett Packard Enterprise Co.
	1.450%, 04/01/24		14,170	13,905,277
	5.900%, 10/01/24		7,700	7,686,111
Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	1,203	1,226,087
Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	7,800	8,129,649
Host Hotels & Resorts LP
	3.875%, 04/01/24		274	270,830
HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	6,800	6,858,295
HP, Inc.
#	2.200%, 06/17/25		10,859	10,252,632
HSBC Holdings PLC
	3.196%, 12/05/23	CAD	21,000	15,112,125
	6.500%, 05/20/24	GBP	3,000	3,652,970
	0.875%, 09/06/24	EUR	9,000	9,269,060
Humana, Inc.
	3.850%, 10/01/24		17,000	16,668,090

			Face
			Amount^	Value†
			(000)
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	5,400	$5,451,595
	Iberdrola Finanzas SA
	7.375%, 01/29/24	GBP	6,300	7,680,226
	ING Groep NV
	1.125%, 02/14/25	EUR	4,900	4,989,218
	Inter-American Development Bank
	1.250%, 12/15/23	GBP	8,500	10,279,663
	3.000%, 02/21/24		5,000	4,960,560
	International Business Machines Corp.
	3.000%, 05/15/24		12,900	12,711,932
	International Finance Corp.
	1.250%, 12/15/23	GBP	7,772	9,399,315
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,400	1,384,769
	Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,500	2,428,464
	ITC Holdings Corp.
	3.650%, 06/15/24		3,571	3,514,295
	J M Smucker Co.
	3.500%, 03/15/25		1,000	967,918
	JAB Holdings BV
	1.750%, 06/25/26	EUR	1,000	996,000
	Japan Bank for International Cooperation
#	1.750%, 10/17/24		1,000	962,527
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.134%, 06/08/26		29,897	30,101,280
	John Deere Financial, Inc.
	2.460%, 04/04/24	CAD	3,500	2,492,666
	1.090%, 07/17/24	CAD	7,000	4,898,814
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	1,000	1,019,681
	JPMorgan Chase & Co.
	0.625%, 01/25/24	EUR	3,400	3,569,027
	1.500%, 01/27/25	EUR	4,000	4,099,597
	3.300%, 04/01/26		1,678	1,581,233
	Juniper Networks, Inc.
	1.200%, 12/10/25		23,728	21,429,864
	Kemper Corp.
	4.350%, 02/15/25		7,345	7,099,961
	Kinder Morgan Energy Partners LP
	4.300%, 05/01/24		6,200	6,143,897
	Kinder Morgan, Inc.
	4.300%, 06/01/25		5,090	4,954,188

70

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	Kommunalbanken AS
	1.000%, 12/12/24	GBP	2,420	$2,798,343
	4.250%, 07/16/25	AUD	190	119,098
	Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.344%, 06/17/26		41,500	42,152,478
	Koninklijke Philips NV
	0.500%, 05/22/26	EUR	2,000	1,932,392
	Kreditanstalt fuer Wiederaufbau
	1.250%, 12/29/23	GBP	21,100	25,474,153
	0.250%, 03/08/24		40,800	40,052,058
	1.625%, 04/03/24	NOK	104,000	9,185,687
	Kuntarahoitus OYJ
	0.125%, 03/07/24	EUR	13,000	13,581,684
	Laboratory Corp. of America Holdings
	3.250%, 09/01/24		5,500	5,376,668
	3.600%, 02/01/25		4,900	4,758,171
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 12/15/23	GBP	3,500	4,233,440
	Landwirtschaftliche Rentenbank
	1.125%, 12/15/23	GBP	11,315	13,682,670
	Lansforsakringar Bank AB
	0.050%, 04/15/26	EUR	2,000	1,906,908
	Lazard Group LLC
	3.750%, 02/13/25		2,000	1,935,363
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	14,598,174
	2.125%, 05/06/25	EUR	4,500	4,621,179
	Leggett & Platt, Inc.
#	3.800%, 11/15/24		400	392,230
	Lennar Corp.
	4.750%, 05/30/25		18,642	18,251,263
	Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	3,650	3,684,365
	Lloyds Bank PLC
	7.500%, 04/15/24	GBP	750	917,886
	1.250%, 01/13/25	EUR	1,200	1,226,271
	Lloyds Banking Group PLC
	2.250%, 10/16/24	GBP	11,171	13,099,032
	4.450%, 05/08/25		3,600	3,496,637
	London Stock Exchange
	Group PLC
	0.875%, 09/19/24	EUR	1,020	1,049,565
	Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	3,620	3,614,492

			Face
			Amount^	Value†
			(000)
LyondellBasell Industries NV
	5.750%, 04/15/24		2,424	$2,418,745
Macquarie Bank Ltd.
Ω	3.231%, 03/21/25		52,000	50,144,934
Macquarie Bank Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r)	4.607%, 12/09/25	AUD	500	314,990
Marathon Petroleum Corp.
	3.625%, 09/15/24		7,147	6,989,361
	4.700%, 05/01/25		12,089	11,837,091
Marsh & McLennan Cos., Inc.
	3.875%, 03/15/24		9,353	9,281,479
	3.500%, 06/03/24		35,360	34,847,280
	1.349%, 09/21/26	EUR	2,099	2,061,626
Medtronic Global Holdings SCA
	0.250%, 07/02/25	EUR	2,950	2,934,905
Mercedes-Benz Finance Canada, Inc.
	2.970%, 03/13/24	CAD	15,250	10,894,444
Mercedes-Benz Finance North America LLC
Ω	3.650%, 02/22/24		623	618,632
Ω	2.700%, 06/14/24		3,000	2,941,687
Ω	1.450%, 03/02/26		7,579	6,880,162
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.570%, FRN
(r)Ω	5.915%, 08/01/25		15,650	15,672,953
Mercedes-Benz Finance North America LLC, Floating Rate Note, SOFR + 0.930%, FRN
(r)Ω	6.274%, 03/30/25		10,100	10,165,206
MetLife, Inc.
	5.375%, 12/09/24	GBP	6,700	8,076,620
Micron Technology, Inc.
	4.185%, 02/15/27		222	207,819
Mitsubishi Corp.
	3.375%, 07/23/24		1,650	1,617,165
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		400	396,582
	0.978%, 06/09/24	EUR	1,543	1,601,873
	2.801%, 07/18/24		2,219	2,168,873
	0.339%, 07/19/24	EUR	9,671	9,963,395
	2.193%, 02/25/25		29,785	28,302,565

71

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	3,835	$3,925,010
	0.214%, 10/07/25	EUR	5,381	5,308,691
	0.184%, 04/13/26	EUR	3,500	3,374,034
	1.631%, 04/08/27	EUR	4,599	4,461,676
Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	10,500	10,874,698
Morgan Stanley
	3.000%, 02/07/24	CAD	28,000	20,043,497
	3.875%, 04/29/24		8,104	8,026,877
	4.000%, 07/23/25		4,900	4,742,247
	1.375%, 10/27/26	EUR	3,408	3,324,016
	1.875%, 04/27/27	EUR	2,250	2,204,276
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	7,300	7,396,783
	3.750%, 07/16/26	GBP	900	1,049,166
MPLX LP
	4.875%, 12/01/24		6,290	6,205,093
	4.000%, 02/15/25		1,000	973,811
	1.750%, 03/01/26		14,462	13,121,420
Mylan, Inc.
	4.200%, 11/29/23		663	661,946
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.470%, FRN
(r)	4.607%, 02/25/25	AUD	10,000	6,335,013
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r)	4.948%, 05/12/26	AUD	5,221	3,311,895
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.101%, 05/13/25		2,220	2,226,546
National Bank of Canada
	2.983%, 03/04/24	CAD	14,250	10,185,398
	2.545%, 07/12/24	CAD	17,900	12,633,973
National Grid PLC
	2.179%, 06/30/26	EUR	3,000	3,016,443
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.330%, FRN
(r)	5.675%, 10/18/24		1,602	1,599,983
Nationwide Building Society
Ω	3.900%, 07/21/25		32,318	31,055,101
Ω	1.500%, 10/13/26		15,000	13,093,350
	1.500%, 10/13/26		1,500	1,309,335
NatWest Markets PLC
Ω	3.479%, 03/22/25		50,000	48,246,292

			Face
			Amount^	Value†
			(000)
Nederlandse Waterschapsbank NV
	3.500%, 07/20/27	AUD	3,700	$2,217,219
NextEra Energy Capital Holdings, Inc.
	4.200%, 06/20/24		4,000	3,953,378
	4.255%, 09/01/24		244	240,066
NNN REIT, Inc.
	3.900%, 06/15/24		6,418	6,318,513
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	10,723,308
	1.851%, 07/16/25		20,555	19,040,947
	1.653%, 07/14/26		17,657	15,573,969
Nordic Investment Bank
	1.875%, 04/10/24	NOK	386,890	34,186,808
NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,222,227
NTT Finance Corp.
Ω	4.142%, 07/26/24		420	414,507
	0.010%, 03/03/25	EUR	10,150	10,195,107
Nutrien Ltd.
	3.000%, 04/01/25		3,990	3,820,788
Nuveen Finance LLC
Ω	4.125%, 11/01/24		27,200	26,539,776
Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	1,000	968,864
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		6,273	6,119,005
ONEOK, Inc.
	2.750%, 09/01/24		2,081	2,022,480
	2.200%, 09/15/25		3,160	2,944,727
OP Corporate Bank PLC
	0.250%, 03/24/26	EUR	3,086	2,982,137
	1.375%, 09/04/26	GBP	5,250	5,571,928
Oracle Corp.
	3.400%, 07/08/24		6,500	6,388,444
	2.500%, 04/01/25		7,800	7,440,755
ORIX Corp.
	4.050%, 01/16/24		6,765	6,735,743
	1.919%, 04/20/26	EUR	5,029	5,030,650
Paramount Global
	4.750%, 05/15/25		6,753	6,597,450
Parker-Hannifin Corp.
	2.700%, 06/14/24		4,750	4,651,715
	3.650%, 06/15/24		20,000	19,706,891
	3.300%, 11/21/24		2,130	2,071,722
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.900%, 02/01/24		1,836	1,825,580
Ω	3.450%, 07/01/24		636	625,110
Ω	4.000%, 07/15/25		795	764,923
Ω	4.450%, 01/29/26		3,072	2,937,953

72

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Ω	1.700%, 06/15/26		31,500	$27,960,627
	PepsiCo, Inc.
	2.150%, 05/06/24	CAD	9,720	6,893,963
	Philip Morris International, Inc.
	2.875%, 05/01/24		27,412	27,009,589
	0.625%, 11/08/24	EUR	2,508	2,560,501
	2.750%, 03/19/25	EUR	796	827,589
	Phillips 66
	3.850%, 04/09/25		5,000	4,858,873
	PPG Industries, Inc.
	1.875%, 06/01/25	EUR	3,250	3,322,903
	Principal Financial Group, Inc.
	3.400%, 05/15/25		2,000	1,920,309
	Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	900	824,274
	Prologis LP
	3.000%, 06/02/26	EUR	751	771,387
	Province of Ontario Canada
	0.500%, 12/15/23	GBP	1,809	2,185,911
	Province of Quebec
	1.500%, 12/15/23	GBP	2,500	3,024,157
	Province of Quebec Canada
	2.375%, 01/22/24	EUR	1,000	1,054,251
	2.500%, 04/09/24		3,000	2,958,329
	PSP Capital, Inc.
	3.290%, 04/04/24	CAD	17,900	12,806,809
	Public Service Enterprise Group, Inc.
	2.875%, 06/15/24		14,263	13,975,178
	PVH Corp.
	3.625%, 07/15/24	EUR	5,023	5,288,986
	4.625%, 07/10/25		17,556	16,843,178
	Realty Income Corp.
	3.875%, 07/15/24		700	690,110
	1.875%, 01/14/27	GBP	2,000	2,135,886
	Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		12,525	12,269,002
	Regie Autonome des Transports Parisiens EPIC
	0.375%, 06/15/24	EUR	4,700	4,859,685
	Republic of Italy Government International Bonds
	0.875%, 05/06/24		5,000	4,869,820
	2.375%, 10/17/24		23,379	22,576,867
	Reynolds American, Inc.
	4.450%, 06/12/25		3,786	3,691,734

			Face
			Amount^	Value†
			(000)
	Rogers Communications, Inc.
	4.000%, 03/13/24	CAD	55,400	$39,681,061
	Ross Stores, Inc.
	4.600%, 04/15/25		7,200	7,064,605
	Royal Bank of Canada
	2.352%, 07/02/24	CAD	15,000	10,584,749
	0.125%, 07/23/24	EUR	660	678,918
	2.609%, 11/01/24	CAD	7,000	4,899,369
	0.875%, 01/20/26		21,553	19,318,457
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.300%, FRN
(r)	5.645%, 01/19/24		1,769	1,768,149
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.570%, FRN
(r)	5.915%, 04/27/26		8,500	8,419,192
	Royal Bank of Canada, Floating Rate Note, SOFR + 0.840%, FRN
(r)	6.184%, 04/14/25		8,000	7,999,147
	Royalty Pharma PLC
	1.200%, 09/02/25		10,303	9,394,827
	Ryder System, Inc.
	3.875%, 12/01/23		290	289,516
	3.650%, 03/18/24		4,610	4,567,873
	2.500%, 09/01/24		20,970	20,347,466
	4.625%, 06/01/25		4,800	4,694,518
	4.300%, 06/15/27		283	267,366
	Santander Holdings USA, Inc.
	3.500%, 06/07/24		5,000	4,900,449
	SBAB Bank AB
	1.875%, 12/10/25	EUR	6,250	6,324,001
	Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	4,473	4,552,995
	Sempra
	3.300%, 04/01/25		12,987	12,488,965
	Shell International Finance BV
	1.125%, 04/07/24	EUR	1,600	1,671,866
	1.875%, 09/15/25	EUR	4,500	4,598,316
	Sherwin-Williams Co.
	3.125%, 06/01/24		10,500	10,325,888
	Siemens Financieringsmaatschappij NV
Δ	0.000%, 09/05/24	EUR	1,180	1,208,854
	Simon Property Group LP
	2.000%, 09/13/24		21,376	20,640,950
	3.500%, 09/01/25		11,400	10,921,077

73

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	900	$927,236
	4.000%, 11/09/26	EUR	4,750	4,988,814
	1.750%, 11/11/26	EUR	1,500	1,485,557
Sky Ltd.
	1.875%, 11/24/23	EUR	8,300	8,770,218
Societe Generale SA
Ω	2.625%, 10/16/24		2,000	1,930,274
	1.125%, 01/23/25	EUR	100	101,804
#Ω	1.375%, 07/08/25		6,600	6,094,226
	0.125%, 02/24/26	EUR	3,200	3,097,711
Ω	4.000%, 01/12/27		4,000	3,683,210
Solvay Finance America LLC
Ω	4.450%, 12/03/25		4,000	3,994,338
Southern Co.
	0.600%, 02/26/24		800	786,621
Southwestern Electric Power Co.
	1.650%, 03/15/26		33,102	29,963,132
Spectra Energy Partners LP
	3.500%, 03/15/25		5,800	5,602,167
State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r)	6.186%, 08/03/26		18,500	18,494,635
Statnett SF
	0.875%, 03/08/25	EUR	3,500	3,546,144
Steel Dynamics, Inc.
	2.800%, 12/15/24		3,500	3,371,443
Stockland Trust
	1.625%, 04/27/26	EUR	1,250	1,230,563
Sumitomo Mitsui Financial Group, Inc.
	0.465%, 05/30/24	EUR	4,000	4,145,806
	2.696%, 07/16/24		13,364	13,059,158
	1.546%, 06/15/26	EUR	6,680	6,624,035
Sumitomo Mitsui Trust Bank Ltd.
Ω	0.850%, 03/25/24		2,100	2,057,629
Ω	2.550%, 03/10/25		11,800	11,260,757
Sumitomo Mitsui Trust Bank Ltd., SOFR + 1.150%, FRN
(r)Ω	6.494%, 09/14/26		6,000	6,047,599
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.480%, FRN
(r)	4.607%, 09/15/26	AUD	7,000	4,376,529
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.780%, FRN
(r)	5.023%, 01/25/27	AUD	13,670	8,604,830

			Face Amount^	Value†
			(000)
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.340%, 08/03/26		26,980	$27,399,889
Svenska Handelsbanken AB
	1.000%, 04/15/25	EUR	2,000	2,027,451
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 0.910%, FRN
#(r)Ω	6.254%, 06/10/25		7,750	7,770,273
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.594%, 06/15/26		22,350	22,526,274
Swedbank AB
#Ω	0.850%, 03/18/24		500	490,635
	0.250%, 11/02/26	EUR	2,200	2,076,593
Telefonica Emisiones SA
	5.375%, 02/02/26	GBP	4,000	4,819,646
Telenor ASA
	2.625%, 12/06/24	EUR	1,000	1,041,403
Telstra Group Ltd.
	3.125%, 04/07/25		577	556,344
Thermo Fisher Scientific Finance I BV
Δ	0.000%, 11/18/23	EUR	3,267	3,450,474
Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	EUR	2,200	2,261,617
	0.125%, 03/01/25	EUR	16,280	16,361,203
Timken Co.
	3.875%, 09/01/24		2,579	2,530,588
Toronto-Dominion Bank
	0.750%, 01/06/26		9,907	8,859,496
#	1.200%, 06/03/26		56,440	50,039,002
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	5.138%, 07/10/24	AUD	7,200	4,575,319
Toyota Finance Australia Ltd.
	0.250%, 04/09/24	EUR	4,500	4,683,154
	2.004%, 10/21/24	EUR	3,870	4,011,624
	0.064%, 01/13/25	EUR	4,000	4,032,590
Toyota Motor Credit Corp.
	0.625%, 09/13/24		13,300	12,725,387
	0.750%, 11/19/26	GBP	2,783	2,931,647
Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.560%, FRN
#(r)	5.906%, 01/10/25		4,600	4,600,884

74

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	Toyota Motor Credit Corp., Floating Rate Note, SOFR + 0.890%, FRN
(r)	6.232%, 05/18/26		8,390	$8,425,852
	Toyota Motor Finance Netherlands BV
	0.750%, 12/19/25	GBP	6,000	6,618,122
	Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	5,500	5,793,364
	Truist Bank
#	3.200%, 04/01/24		5,000	4,940,607
	Truist Financial Corp.
	2.500%, 08/01/24		11,086	10,780,464
	2.850%, 10/26/24		4,000	3,862,890
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	39,250	27,583,261
	U.S. Bancorp
	0.850%, 06/07/24	EUR	19,500	20,175,729
	UBS AG
	0.010%, 03/31/26	EUR	5,320	5,079,413
	UBS Group AG
Ω	4.125%, 09/24/25		17,000	16,269,768
#	4.125%, 09/24/25		21,000	20,097,948
	4.125%, 04/15/26		4,000	3,787,015
Ω	4.125%, 04/15/26		2,700	2,556,235
	1.250%, 09/01/26	EUR	1,180	1,144,029
	Unedic Asseo
	2.375%, 05/25/24	EUR	2,400	2,515,814
	United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.350%, FRN
(r)	4.494%, 05/20/24	AUD	2,500	1,584,871
	United Parcel Service, Inc.
	2.125%, 05/21/24	CAD	16,500	11,683,678
	Utah Acquisition Sub, Inc.
	2.250%, 11/22/24	EUR	11,076	11,439,915
	3.950%, 06/15/26		6,500	6,088,474
	Vattenfall AB
	3.250%, 04/18/24	EUR	5,961	6,282,889
	Ventas Realty LP
#	3.500%, 04/15/24		2,000	1,970,426
	3.750%, 05/01/24		10,732	10,579,047
	2.650%, 01/15/25		5,000	4,782,583
	3.500%, 02/01/25		5,900	5,685,077
	VeriSign, Inc.
	5.250%, 04/01/25		750	741,099
	Verizon Communications, Inc.
	3.376%, 02/15/25		3,000	2,908,969
	VF Corp.
	2.400%, 04/23/25		13,632	12,836,176
	Viatris, Inc.
	1.650%, 06/22/25		1,120	1,040,247

			Face
			Amount^	Value†
			(000)
Volkswagen Financial Services AG
Δ	0.000%, 02/12/25	EUR	9,900	$9,936,517
Volkswagen Financial Services NV
	1.625%, 02/10/24	GBP	3,300	3,959,747
	2.125%, 06/27/24	GBP	1,700	2,012,706
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	970,730
Volkswagen Group of America Finance LLC, Floating Rate Note, SOFR + 0.930%, FRN
(r)Ω	6.274%, 09/12/25		2,000	2,002,382
Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	13,260	13,636,211
Volvo Treasury AB
	0.125%, 09/17/24	EUR	500	511,042
VW Credit Canada, Inc.
	2.850%, 09/26/24	CAD	7,400	5,199,557
WEC Energy Group, Inc.
	0.800%, 03/15/24		3,300	3,239,092
Wells Fargo & Co.
	3.184%, 02/08/24	CAD	44,250	31,687,691
	0.500%, 04/26/24	EUR	1,000	1,039,658
	2.125%, 06/04/24	EUR	2,000	2,090,235
	3.000%, 02/19/25		9,300	8,945,760
	1.625%, 06/02/25	EUR	1,000	1,014,828
	1.375%, 10/26/26	EUR	3,150	3,054,442
	1.000%, 02/02/27	EUR	1,650	1,564,784
Welltower OP LLC
	4.000%, 06/01/25		400	386,630
Wendel SE
	1.375%, 04/26/26	EUR	2,000	1,992,792
Western Union Co.
	1.350%, 03/15/26		55,086	49,018,724
Westpac Banking Corp.
	4.125%, 06/04/26	AUD	1,500	923,293
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r)	4.809%, 03/17/25	AUD	25,200	16,003,414
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.750%, FRN
(r)	4.904%, 02/16/26	AUD	9,000	5,710,235
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.800%, FRN
(r)	4.968%, 08/11/25	AUD	8,000	5,085,858

75

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
Westpac Banking Corp., Floating Rate Note, 3M Swap + 1.230%, FRN
(r)	5.398%, 11/11/27	AUD	5,000	$3,207,995
Westpac Securities NZ Ltd.
	1.099%, 03/24/26	EUR	625	613,295
Williams Cos., Inc.
	4.300%, 03/04/24		5,100	5,068,174
	4.550%, 06/24/24		25,800	25,532,313
	3.900%, 01/15/25		9,993	9,730,813
Willis North America, Inc.
	3.600%, 05/15/24		14,762	14,552,743
WP Carey, Inc.
	4.000%, 02/01/25		6,000	5,840,838
WRKCo, Inc.
	3.750%, 03/15/25		400	387,453

TOTAL BONDS				4,374,976,911

U.S. TREASURY OBLIGATIONS — (10.3%)
U.S. Treasury Notes
	0.500%, 11/30/23		125,000	124,517,070
	2.125%, 11/30/23		80,000	79,791,169
	0.750%, 12/31/23		138,000	136,942,469
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.567%, 04/30/25		90,000	90,089,356
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r)	5.598%, 01/31/25		172,000	172,288,889

TOTAL U.S. TREASURY OBLIGATIONS				603,628,953

COMMERCIAL PAPER — (14.9%)
3M Co.
Ω	5.800%, 01/24/24		3,750	3,702,350
Ω	5.650%, 11/07/23		42,500	42,456,201
Ω	6.083%, 03/15/24		6,000	5,876,089
Aon Corp.
Ω	5.863%, 01/16/24		4,000	3,952,092
Caisse d’Amortissement de la Dette Sociale
Ω	5.723%, 04/29/24		15,000	14,573,921
Canadian Imperial Bank of Commerce
Ω	5.704%, 12/05/23		24,000	23,876,193
CDP Financial, Inc.
Ω	5.390%, 11/17/23		21,400	21,346,063

		Face
		Amount^	Value†
		(000)
Ω	5.390%, 11/27/23	10,000	$9,959,840
Ω	5.400%, 12/04/23	13,500	13,431,558
Ω	5.616%, 12/05/23	20,000	19,895,583
Ω	5.628%, 12/11/23	60,000	59,632,230
Ω	5.606%, 12/12/23	36,000	35,773,872
Cigna Group
Ω	5.600%, 01/03/24	12,000	11,880,235
DNB Bank ASA
Ω	5.540%, 01/04/24	25,000	24,759,899
Duke Energy Corp.
Ω	5.981%, 02/27/24	31,500	30,901,184
Export Development Canada
	5.400%, 01/04/24	54,150	53,619,593
	5.420%, 01/08/24	62,000	61,355,804
FMS Wertmanagement
Ω	5.460%, 02/05/24	65,000	64,050,292
General Motors Financial Co., Inc.
Ω	5.700%, 02/06/24	17,600	17,321,477
Harley-Davidson Financial Services, Inc.
Ω	6.307%, 11/30/23	6,000	5,971,450
Jabil, Inc.
Ω	6.216%, 11/10/23	28,000	27,952,696
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.510%, 03/18/24	12,500	12,235,433
National Securities Clearing Corp.
Ω	5.725%, 04/10/24	25,000	24,330,382
Ω	0.019%, 01/01/99	10,000	9,696,125
NRW Bank
Ω	5.714%, 02/20/24	40,000	39,313,150
Ω	5.475%, 02/21/24	40,000	39,306,850
Parker-Hannifin Corp.
Ω	5.550%, 01/17/24	16,500	16,299,657
Province of Alberta Canada
Ω	5.688%, 03/07/24	12,500	12,257,630
Ω	5.762%, 03/27/24	37,000	36,165,417
Ω	5.807%, 04/19/24	47,000	45,766,544
PSP Capital, Inc.
Ω	5.731%, 05/13/24	10,000	9,698,021
Skandinaviska Enskilda Banken AB
Ω	5.450%, 11/15/23	40,000	39,912,133
Ω	5.300%, 11/16/23	10,000	9,976,576
United Overseas Bank Ltd.
Ω	5.866%, 04/16/24	8,000	7,789,858

76

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
Walgreens Boots Alliance, Inc.
Ω	6.262%, 11/13/23	20,000	$19,956,640

TOTAL COMMERCIAL PAPER (Cost $ 875,158,192)			874,993,038

TOTAL INVESTMENT SECURITIES (Cost $ 5,997,786,572)			5,853,598,902

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	873,552	$10,104,381

TOTAL INVESTMENTS — (100.0%) (Cost $6,007,891,323)			$5,863,703,283

As of October 31, 2023, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	13,810,163	NOK	151,824,030	Citibank, N.A.	11/06/23	$217,526
USD	31,121,713	NOK	337,061,501	Citibank, N.A.	11/10/23	941,293
USD	108,566,760	EUR	100,000,000	Bank of America Corp.	11/28/23	2,646,763
EUR	12,707,232	USD	13,334,777	Citibank, N.A.	11/28/23	124,722
EUR	2,582,996	USD	2,719,760	State Street Bank and Trust	11/28/23	16,149
EUR	31,200,267	USD	32,972,349	UBS AG	11/28/23	74,973
USD	86,845,927	EUR	81,178,833	HSBC Bank	12/14/23	789,694
USD	78,824,391	GBP	64,253,261	Bank of America Corp.	12/28/23	690,795
USD	18,712,862	CAD	25,562,831	Citibank, N.A.	12/28/23	260,028
USD	28,288,244	CAD	38,563,994	State Street Bank and Trust	12/28/23	450,364
USD	130,158,461	CAD	178,109,996	State Street Bank and Trust	01/03/24	1,570,519
EUR	12,506,073	USD	13,225,747	UBS AG	01/04/24	47,803
USD	25,883,276	CAD	35,433,157	Bank of America Corp.	01/05/24	301,251
USD	41,536,038	CAD	56,870,715	Barclays Capital	01/05/24	476,527
USD	3,550,020	CAD	4,842,418	State Street Bank and Trust	01/05/24	53,892
EUR	27,343,893	USD	28,984,420	State Street Bank and Trust	01/05/24	38,797
USD	101,654,138	EUR	95,696,748	Barclays Capital	01/09/24	62,353
USD	135,637,841	CAD	184,254,702	State Street Bank and Trust	01/09/24	2,601,616
USD	75,459,489	GBP	61,355,728	State Street Bank and Trust	01/10/24	840,901
USD	19,222,860	AUD	29,859,970	State Street Bank and Trust	01/10/24	237,254
USD	91,717,531	EUR	86,122,642	State Street Bank and Trust	01/10/24	285,616
EUR	4,898,519	USD	5,191,666	UBS AG	01/10/24	8,836
USD	87,144,198	EUR	81,733,329	Barclays Capital	01/11/24	368,380
USD	78,583,466	EUR	73,895,645	Bank of America Corp.	01/19/24	101,324
USD	40,306,435	EUR	37,759,511	Societe Generale	01/23/24	196,254
USD	4,989,296	CAD	6,890,032	Citibank, N.A.	01/24/24	13,403
USD	7,529,692	CAD	10,367,100	State Street Bank and Trust	01/24/24	42,704

Total Appreciation						$13,459,737
USD	20,945,593	AUD	33,202,124	Bank of New York Mellon	11/27/23	$(133,311)
EUR	10,020,000	USD	10,718,241	Barclays Capital	12/14/23	(96,217)
USD	23,179,411	EUR	21,911,471	State Street Bank and Trust	12/21/23	(58,173)
GBP	3,145,142	USD	3,833,001	State Street Bank and Trust	12/28/23	(8,428)
USD	76,537,069	GBP	63,018,509	State Street Bank and Trust	01/04/24	(100,659)
USD	93,490,186	EUR	88,489,813	State Street Bank and Trust	01/04/24	(430,104)

77

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	86,454,368	EUR	81,491,103	Bank of America Corp.	01/05/24	$(41,508)
EUR	14,484,837	USD	15,411,910	UBS AG	01/09/24	(34,789)
USD	11,594,634	AUD	18,319,188	Royal Bank of Canada	01/10/24	(53,097)
EUR	5,987,979	USD	6,369,620	State Street Bank and Trust	01/11/24	(12,216)
USD	38,777,026	AUD	61,103,297	State Street Bank and Trust	01/16/24	(80,741)
USD	87,455,897	EUR	82,470,645	Barclays Capital	01/18/24	(129,628)
EUR	7,380,214	USD	7,855,089	State Street Bank and Trust	01/18/24	(17,150)

Total (Depreciation)						$(1,196,021)

Total Appreciation (Depreciation)						$12,263,716

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$4,374,976,911	—	$4,374,976,911
U.S. Treasury Obligations	—	603,628,953	—	603,628,953
Commercial Paper	—	874,993,038	—	874,993,038
Securities Lending Collateral	—	10,104,381	—	10,104,381
Forward Currency Contracts**	—	12,263,716	—	12,263,716

TOTAL	—	$5,875,966,999	—	$5,875,966,999

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

78

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

			Face
			Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.4%)
Federal National Mortgage Association
	0.375%, 08/25/25		5,750	$5,275,438
BONDS — (91.7%)
3M Co.
#	2.375%, 08/26/29		6,900	5,631,724
7-Eleven, Inc.
Ω	1.800%, 02/10/31		5,000	3,715,870
Ω	2.500%, 02/10/41		4,900	2,851,621
AbbVie, Inc.
	4.050%, 11/21/39		3,000	2,343,982
	4.400%, 11/06/42		1,000	794,142
Advance Auto Parts, Inc.
#	3.900%, 04/15/30		1,993	1,616,159
	3.500%, 03/15/32		950	704,436
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	2,991,203
	3.850%, 10/29/41		2,000	1,340,474
Aetna, Inc.
	6.750%, 12/15/37		1,000	1,006,958
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		5,200	4,305,282
African Development Bank
	3.300%, 07/27/27	AUD	7,300	4,336,927
	3.350%, 08/08/28	AUD	4,300	2,503,324
Aker BP ASA
Ω	4.000%, 01/15/31		1,000	843,963
Ω	6.000%, 06/13/33		4,000	3,768,041
Albemarle Corp.
#	5.050%, 06/01/32		2,000	1,745,597
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		650	415,259
Allegion PLC
	3.500%, 10/01/29		3,800	3,260,834
Allstate Corp.
	5.350%, 06/01/33		1,900	1,768,554
	4.500%, 06/15/43		520	393,169
Altria Group, Inc.
	3.400%, 05/06/30		2,100	1,756,287
	2.450%, 02/04/32		6,600	4,816,318
	4.500%, 05/02/43		900	635,317
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		375	295,991
Amdocs Ltd.
	2.538%, 06/15/30		1,600	1,259,148

			Face
			Amount^	Value†
			(000)
	American Electric Power Co., Inc.
	5.625%, 03/01/33		400	$375,450
	American Express Co.
	4.050%, 12/03/42		6,000	4,522,982
	American Honda Finance Corp.
	0.750%, 11/25/26	GBP	3,000	3,165,739
	American Tower Corp.
	4.125%, 05/16/27	EUR	2,000	2,091,665
#	5.650%, 03/15/33		400	372,146
	5.550%, 07/15/33		400	368,395
	Amgen, Inc.
	2.300%, 02/25/31		3,413	2,668,267
	4.950%, 10/01/41		1,200	988,380
	Amphenol Corp.
	2.800%, 02/15/30		5,600	4,657,133
	Analog Devices, Inc.
	2.800%, 10/01/41		1,000	634,248
	Anheuser-Busch InBev Worldwide, Inc.
	5.450%, 01/23/39		2,500	2,306,386
	ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27		1,000	915,134
	Aon Corp.
#	3.750%, 05/02/29		9,775	8,739,437
	Appalachian Power Co.
	7.000%, 04/01/38		1,200	1,233,482
	Apple, Inc.
	3.350%, 02/09/27		6,000	5,656,512
#	2.200%, 09/11/29		5,000	4,232,134
	3.850%, 05/04/43		5,500	4,253,651
	ArcelorMittal SA
	4.250%, 07/16/29		2,447	2,203,742
	6.800%, 11/29/32		5,000	4,789,106
	Arizona Public Service Co.
	2.200%, 12/15/31		7,500	5,544,400
	Arrow Electronics, Inc.
	3.875%, 01/12/28		5,330	4,818,966
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		2,000	1,475,026
Ω	5.500%, 08/11/32		4,600	4,115,892
	Asian Development Bank
	3.400%, 09/10/27	AUD	4,800	2,869,571
	4.250%, 01/17/28	AUD	5,000	3,069,483
	Asian Infrastructure Investment Bank
	1.900%, 01/18/27	AUD	2,000	1,137,421
	Assurant, Inc.
	2.650%, 01/15/32		6,000	4,323,059

79

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	AT&T, Inc.
	2.900%, 12/04/26	GBP	2,000	$2,228,808
	4.500%, 05/15/35		2,000	1,667,865
	4.900%, 08/15/37		2,000	1,681,468
	4.850%, 03/01/39		1,000	815,800
	Australia & New Zealand Banking Group Ltd.
	5.350%, 11/04/27	AUD	18,100	11,409,920
	AutoNation, Inc.
	1.950%, 08/01/28		3,000	2,411,581
	2.400%, 08/01/31		3,000	2,136,860
	AutoZone, Inc.
	5.200%, 08/01/33		400	362,800
	AvalonBay Communities, Inc.
#	2.450%, 01/15/31		3,000	2,371,018
	Avnet, Inc.
	3.000%, 05/15/31		8,245	6,240,851
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		4,280	3,926,240
	Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
	3.337%, 12/15/27		9,170	8,353,816
	3.138%, 11/07/29		2,000	1,708,616
	Banco Bilbao Vizcaya Argentaria SA
	3.375%, 09/20/27	EUR	5,000	5,151,795
	Banco Santander SA
	3.800%, 02/23/28		5,800	5,157,598
	3.490%, 05/28/30		600	491,692
	Bank of America Corp.
	7.000%, 07/31/28	GBP	5,000	6,365,420
	5.875%, 02/07/42		636	596,083
	Bank of Nova Scotia
	2.875%, 05/03/27	GBP	2,000	2,209,906
	2.450%, 02/02/32		6,800	5,098,279
	Banque Federative du Credit Mutuel SA
	0.875%, 12/07/27	GBP	3,600	3,606,594
	5.375%, 05/25/28	GBP	3,000	3,567,113
	Barclays PLC
	3.250%, 02/12/27	GBP	3,000	3,292,273
	BAT Capital Corp.
	4.906%, 04/02/30		8,600	7,754,081
	4.390%, 08/15/37		1,200	872,165
	Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28		7,000	6,414,386
	Best Buy Co., Inc.
#	4.450%, 10/01/28		4,400	4,113,595
	Black Hills Corp.
	4.350%, 05/01/33		8,837	7,331,619

			Face
			Amount^	Value†
			(000)
BMW U.S. Capital LLC
Ω	4.150%, 04/09/30		4,000	$3,626,358
BNG Bank NV
	3.500%, 07/19/27	AUD	1,980	1,186,509
	3.300%, 07/17/28	AUD	1,500	875,437
BNP Paribas SA
Ω	3.500%, 11/16/27		8,631	7,788,360
Boardwalk Pipelines LP
	3.600%, 09/01/32		150	118,897
Boeing Co.
	2.950%, 02/01/30		1,800	1,486,469
	6.125%, 02/15/33		3,335	3,282,368
	3.600%, 05/01/34		2,600	2,026,884
	3.250%, 02/01/35		300	221,814
Booking Holdings, Inc.
	4.625%, 04/13/30		4,100	3,819,886
BP Capital Markets America, Inc.
	3.060%, 06/17/41		4,200	2,777,976
BPCE SA
Ω	2.700%, 10/01/29		2,000	1,648,121
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		4,035	3,697,547
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		2,000	1,588,330
Brixmor Operating Partnership LP
	2.500%, 08/16/31		1,833	1,347,828
Broadcom, Inc.
Ω	2.450%, 02/15/31		400	306,967
Ω	4.150%, 04/15/32		400	338,445
	4.300%, 11/15/32		2,800	2,382,796
Ω	3.419%, 04/15/33		600	466,515
Ω	3.137%, 11/15/35		4,900	3,456,444
Brookfield Finance, Inc.
	4.350%, 04/15/30		2,000	1,767,731
	2.724%, 04/15/31		4,000	3,094,439
Brown & Brown, Inc.
	4.200%, 03/17/32		400	335,288
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		2,041	1,887,714
Canadian Imperial Bank of Commerce
	3.600%, 04/07/32		2,000	1,644,080
Canadian Natural Resources Ltd.
	5.850%, 02/01/35		2,000	1,829,665
Carrier Global Corp.
	3.377%, 04/05/40		3,211	2,160,551
CBRE Services, Inc.
	5.950%, 08/15/34		787	715,527
CF Industries, Inc.
	5.150%, 03/15/34		1,700	1,506,456

80

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	Charles Schwab Corp.
	2.750%, 10/01/29		3,000	$2,471,425
#	4.625%, 03/22/30		5,000	4,562,546
	Choice Hotels International, Inc.
	3.700%, 12/01/29		4,580	3,750,959
	Cigna Group
	4.375%, 10/15/28		4,600	4,299,333
	2.400%, 03/15/30		3,866	3,118,767
	3.200%, 03/15/40		1,070	725,388
	Citigroup, Inc.
	8.125%, 07/15/39		4,866	5,486,587
	5.875%, 01/30/42		3,000	2,780,012
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,750	3,460,325
	Comcast Corp.
	7.050%, 03/15/33		3,437	3,654,329
	4.400%, 08/15/35		3,250	2,765,104
	3.900%, 03/01/38		1,300	1,008,419
	Commonwealth Bank of Australia
	2.400%, 01/14/27	AUD	5,000	2,888,047
	4.400%, 08/18/27	AUD	2,000	1,220,127
	5.000%, 01/13/28	AUD	13,450	8,362,533
	Conagra Brands, Inc.
	5.300%, 11/01/38		7,600	6,361,973
	ConocoPhillips
	5.900%, 10/15/32		4,800	4,833,363
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		1,300	1,341,469
	5.500%, 12/01/39		1,400	1,238,153
	5.700%, 06/15/40		294	263,797
	3.950%, 03/01/43		500	358,609
	Constellation Energy Generation LLC
	5.800%, 03/01/33		400	379,361
#	5.600%, 06/15/42		568	488,138
	Corebridge Financial, Inc.
	3.900%, 04/05/32		800	654,416
	4.350%, 04/05/42		8,000	5,800,447
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,197,975
Ω	4.700%, 12/15/42		1,000	746,830
	Credit Agricole SA
	3.875%, 04/15/24		78	77,258
	0.375%, 04/20/28	EUR	5,000	4,470,548
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28		1,280	1,185,013
	Crown Castle, Inc.
	2.900%, 04/01/41		1,000	602,963
	CSX Corp.
	5.200%, 11/15/33		1,000	938,527

			Face
			Amount^	Value†
			(000)
	CVS Health Corp.
	4.780%, 03/25/38		5,000	$4,135,473
	Danske Bank AS
Ω	4.375%, 06/12/28		6,000	5,500,373
	Deere & Co.
	5.375%, 10/16/29		250	249,640
	Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,000	3,220,975
	Devon Energy Corp.
#	5.600%, 07/15/41		800	679,108
	4.750%, 05/15/42		8,000	6,099,207
	Diageo Capital PLC
	2.375%, 10/24/29		5,900	4,921,772
	Discover Financial Services
	4.100%, 02/09/27		1,380	1,238,723
	Dominion Energy, Inc.
	4.900%, 08/01/41		6,755	5,394,980
	Dow Chemical Co.
	5.250%, 11/15/41		8,400	7,052,792
	Duke Energy Corp.
	3.300%, 06/15/41		400	261,562
	DuPont de Nemours, Inc.
	5.319%, 11/15/38		7,000	6,256,455
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	360,562
	DXC Technology Co.
	2.375%, 09/15/28		5,000	4,041,469
	Eagle Materials, Inc.
	2.500%, 07/01/31		600	457,458
	Eastman Chemical Co.
	4.800%, 09/01/42		2,000	1,533,582
	Edison International
	6.950%, 11/15/29		5,000	5,083,152
	Elevance Health, Inc.
	4.101%, 03/01/28		5,000	4,670,743
	2.250%, 05/15/30		3,616	2,882,727
	Enel Finance International NV
Ω	3.500%, 04/06/28		4,000	3,545,626
	Enterprise Products Operating LLC
	6.875%, 03/01/33		2,035	2,144,168
	6.650%, 10/15/34		1,500	1,554,958
	4.850%, 08/15/42		400	334,394
	Equinix, Inc.
	3.900%, 04/15/32		400	332,888
	ERP Operating LP
	1.850%, 08/01/31		2,000	1,486,895
	Estee Lauder Cos., Inc.
	2.600%, 04/15/30		145	119,515
	European Investment Bank
	3.300%, 02/03/28	AUD	1,931	1,141,367

81

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	Eversource Energy
	5.125%, 05/15/33	400	$361,551
	Exelon Corp.
	5.625%, 06/15/35	400	371,706
	Expedia Group, Inc.
	3.250%, 02/15/30	53	43,890
	Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30	1,500	1,331,497
	5.625%, 08/16/32	950	877,735
	FedEx Corp.
	4.900%, 01/15/34	3,588	3,267,475
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	7,326,781
	2.450%, 03/15/31	1,000	750,254
	Fidelity National Information Services, Inc.
#	5.100%, 07/15/32	3,500	3,229,273
	3.100%, 03/01/41	1,000	630,944
	First American Financial Corp.
	2.400%, 08/15/31	3,300	2,383,616
	Flex Ltd.
	4.875%, 06/15/29	2,389	2,184,563
	4.875%, 05/12/30	2,500	2,268,868
	Flowserve Corp.
	2.800%, 01/15/32	9,600	7,074,243
	FMC Corp.
#	5.650%, 05/18/33	3,500	3,085,521
	FMR LLC
Ω	4.950%, 02/01/33	8,555	7,596,482
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29	3,900	3,321,024
	5.875%, 06/01/33	400	372,998
	Fox Corp.
	5.476%, 01/25/39	5,600	4,633,783
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29	4,000	3,247,699
Ω	2.375%, 02/16/31	3,300	2,247,246
	GATX Corp.
	3.500%, 06/01/32	1,050	829,987
	5.450%, 09/15/33	500	454,199
	General Motors Co.
	5.000%, 04/01/35	1,350	1,123,425
	General Motors Financial Co., Inc.
	5.850%, 04/06/30	8,000	7,561,019
	Georgia-Pacific LLC
	7.750%, 11/15/29	4,760	5,140,461
	Gilead Sciences, Inc.
	2.600%, 10/01/40	4,786	2,993,359

			Face
			Amount^	Value†
			(000)
Glencore Funding LLC
Ω	2.850%, 04/27/31		5,600	$4,347,205
Ω	2.625%, 09/23/31		400	301,253
Global Payments, Inc.
	4.450%, 06/01/28		1,071	986,039
Goldman Sachs Group, Inc.
#	6.125%, 02/15/33		6,200	6,156,911
	6.250%, 02/01/41		1,200	1,161,746
Halliburton Co.
	6.700%, 09/15/38		5,400	5,651,453
	7.450%, 09/15/39		1,000	1,090,538
Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27		7,575	6,692,517
HCA, Inc.
#	5.500%, 06/01/33		5,000	4,561,589
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		350	276,705
Healthcare Realty Holdings LP
	2.000%, 03/15/31		400	291,579
Helmerich & Payne, Inc.
	2.900%, 09/29/31		3,600	2,765,151
Hess Corp.
	5.600%, 02/15/41		3,000	2,785,539
Home Depot, Inc.
	5.875%, 12/16/36		2,000	1,980,631
	3.300%, 04/15/40		5,900	4,171,432
Honeywell International, Inc.
	5.700%, 03/15/37		2,000	1,951,199
Host Hotels & Resorts LP
	3.375%, 12/15/29		1,101	907,242
HP, Inc.
#	5.500%, 01/15/33		1,000	918,054
HSBC Holdings PLC
	2.625%, 08/16/28	GBP	475	499,826
	4.950%, 03/31/30		3,556	3,271,043
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	4.000%, 02/01/27	EUR	2,000	2,074,486
ING Groep NV
	3.950%, 03/29/27		6,550	6,064,184
	4.550%, 10/02/28		206	190,147
Intel Corp.
	4.600%, 03/25/40		4,200	3,516,312
	2.800%, 08/12/41		3,000	1,877,885
	4.250%, 12/15/42		1,500	1,146,456
	5.625%, 02/10/43		2,450	2,243,350
Inter-American Development Bank
	3.100%, 02/22/28	AUD	2,000	1,168,662

82

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Inter-American Investment Corp.
	2.300%, 02/17/27	AUD	1,500	$859,073
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	4,382,840
	International Business Machines Corp.
	3.300%, 01/27/27		1,726	1,604,109
	3.500%, 05/15/29		29	25,844
	4.150%, 05/15/39		3,300	2,590,629
	2.850%, 05/15/40		2,000	1,281,243
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		9,500	5,777,268
	Interstate Power & Light Co.
	2.300%, 06/01/30		2,228	1,751,764
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		4,000	3,504,948
Ω	4.000%, 09/23/29		1,500	1,250,093
	Invitation Homes Operating Partnership LP
	5.500%, 08/15/33		1,000	906,603
	Jabil, Inc.
	3.600%, 01/15/30		3,995	3,393,202
	3.000%, 01/15/31		5,767	4,568,650
	Jackson Financial, Inc.
	5.670%, 06/08/32		2,000	1,839,552
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		3,398	3,147,173
	Japan Government Five Year Bond
	0.200%, 12/20/27	JPY	1,600,000	10,492,812
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		7,900	5,824,323
	Johnson & Johnson
	1.300%, 09/01/30		2,825	2,182,266
#	4.375%, 12/05/33		4,334	4,037,041
	3.625%, 03/03/37		1,900	1,541,766
	3.400%, 01/15/38		2,000	1,553,492
	JPMorgan Chase & Co.
	5.500%, 10/15/40		4,500	4,099,493
	Juniper Networks, Inc.
	3.750%, 08/15/29		7,000	6,144,496
	Kellanova
	7.450%, 04/01/31		700	742,261
	Kemper Corp.
	2.400%, 09/30/30		2,070	1,502,563
	3.800%, 02/23/32		3,100	2,355,936
	Kimco Realty OP LLC
#	4.600%, 02/01/33		2,500	2,160,375

			Face Amount^	Value†
			(000)
Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		1,565	$1,451,531
	Kinder Morgan, Inc.
	7.750%, 01/15/32		400	424,540
	5.300%, 12/01/34		5,000	4,424,524
	Kommunalbanken AS
	3.000%, 12/09/26	AUD	1,000	596,151
	4.350%, 01/18/28	AUD	7,800	4,792,978
	Kraft Heinz Foods Co.
	5.000%, 06/04/42		5,000	4,120,969
	Kroger Co.
	7.500%, 04/01/31		6,725	7,212,890
	Lam Research Corp.
	4.000%, 03/15/29		1,600	1,485,179
	Landwirtschaftliche Rentenbank
	4.000%, 01/19/28	AUD	2,360	1,433,612
	Lazard Group LLC
#	4.500%, 09/19/28		7,000	6,445,461
	Lear Corp.
	3.500%, 05/30/30		3,595	2,974,641
	Leggett & Platt, Inc.
	4.400%, 03/15/29		6,200	5,620,585
	Lincoln National Corp.
#	3.400%, 01/15/31		50	39,054
	3.400%, 03/01/32		4,555	3,414,289
	6.300%, 10/09/37		1,000	926,140
	Lloyds Banking Group PLC
	4.375%, 03/22/28		4,000	3,669,706
	Loews Corp.
	6.000%, 02/01/35		1,900	1,870,954
	4.125%, 05/15/43		1,000	744,819
	LSEGA Financing PLC
Ω	2.500%, 04/06/31		1,500	1,174,147
Ω	3.200%, 04/06/41		2,700	1,804,809
	LYB International Finance III LLC
	3.375%, 10/01/40		9,500	6,154,119
	Markel Group, Inc.
	3.350%, 09/17/29		7,000	6,087,913
	Marriott International, Inc.
	2.750%, 10/15/33		3,000	2,196,928
	Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33		2,500	2,460,182
	Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		2,705	3,127,707
	Merck Sharp & Dohme Corp.
	6.400%, 03/01/28		1,091	1,126,361
	MetLife, Inc.
#	6.500%, 12/15/32		300	306,869

83

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
5.700%, 06/15/35		7,200	$6,833,376
Micron Technology, Inc.
# 4.663%, 02/15/30		4,334	3,883,795
5.875%, 02/09/33		400	372,110
5.875%, 09/15/33		1,000	923,217
3.366%, 11/01/41		3,200	2,016,669
Microsoft Corp.
# 3.500%, 02/12/35		8,000	6,806,077
4.200%, 11/03/35		3,750	3,375,796
Mississippi Power Co.
4.250%, 03/15/42		1,200	881,436
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30		8,750	6,667,717
3.751%, 07/18/39		3,200	2,406,939
Mizuho Financial Group, Inc.
# 2.839%, 09/13/26		2,000	1,829,944
Molson Coors Beverage Co.
5.000%, 05/01/42		5,000	4,091,301
Morgan Stanley
7.250%, 04/01/32		4,234	4,518,202
Mosaic Co.
# 4.050%, 11/15/27		4,000	3,732,937
Motorola Solutions, Inc.
4.600%, 05/23/29		5,894	5,492,131
# 5.600%, 06/01/32		1,511	1,415,861
MPLX LP
4.125%, 03/01/27		1,600	1,502,612
4.500%, 04/15/38		5,610	4,370,498
National Australia Bank Ltd.
4.950%, 11/25/27	AUD	11,550	7,172,244
4.400%, 05/12/28	AUD	6,210	3,752,685
National Fuel Gas Co.
2.950%, 03/01/31		3,300	2,508,540
Nederlandse Waterschapsbank NV
3.500%, 07/20/27	AUD	7,300	4,374,513
3.450%, 07/17/28	AUD	10,000	5,868,447
NetApp, Inc.
2.700%, 06/22/30		3,600	2,889,638
Newmont Corp.
# 5.875%, 04/01/35		5,000	4,825,655
Nomura Holdings, Inc.
3.103%, 01/16/30		7,625	6,191,959
2.679%, 07/16/30		2,000	1,546,643
2.999%, 01/22/32		400	302,468
Nordea Bank Abp
0.500%, 05/14/27	EUR	1,400	1,322,010
Northern Trust Corp.
1.950%, 05/01/30		1,439	1,115,152
NOV, Inc.
3.950%, 12/01/42		1,359	909,829

			Face Amount^	Value†
			(000)
	Nucor Corp.
	3.950%, 05/01/28		6,000	$5,582,377
	3.125%, 04/01/32		180	145,418
	NVIDIA Corp.
	3.500%, 04/01/40		1,600	1,197,817
	ONEOK, Inc.
	6.350%, 01/15/31		3,700	3,649,654
	Oracle Corp.
	3.250%, 11/15/27		1,799	1,628,741
	3.250%, 05/15/30		2,966	2,494,824
	3.800%, 11/15/37		400	294,348
	3.600%, 04/01/40		4,000	2,746,607
	ORIX Corp.
	4.477%, 06/01/28	EUR	2,000	2,124,568
#	2.250%, 03/09/31		1,500	1,157,244
	4.000%, 04/13/32		2,500	2,154,126
	Owens Corning
	3.875%, 06/01/30		4,900	4,227,161
	Pacific LifeCorp
Ω	5.125%, 01/30/43		3,000	2,485,019
	Penske Truck Leasing Co. LP/PTL Finance Corp.
#	5.550%, 05/01/28		5,000	4,814,471
	Pfizer, Inc.
	5.600%, 09/15/40		400	375,617
	Philip Morris International, Inc.
	2.100%, 05/01/30		3,800	2,982,457
	4.375%, 11/15/41		2,200	1,654,094
	3.875%, 08/21/42		1,000	701,696
	Phillips 66
	2.150%, 12/15/30		2,200	1,699,561
	PNC Financial Services Group, Inc.
	3.450%, 04/23/29		150	129,554
	PPG Industries, Inc.
	2.800%, 08/15/29		5,000	4,271,226
	2.550%, 06/15/30		2,695	2,176,896
	Primerica, Inc.
	2.800%, 11/19/31		5,950	4,587,825
	Progress Energy, Inc.
	6.000%, 12/01/39		5,010	4,651,433
	Progressive Corp.
	6.250%, 12/01/32		900	909,418
	Prologis LP
	4.625%, 01/15/33		2,600	2,329,459
	Province of Manitoba
	3.600%, 08/17/27	AUD	6,800	4,061,494
	Prudential Financial, Inc.
	3.878%, 03/27/28		2,856	2,651,052
	5.750%, 07/15/33		3,625	3,571,391
	3.000%, 03/10/40		600	398,165

84

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Prudential Funding Asia PLC
	3.125%, 04/14/30		3,600	$3,005,037
	3.625%, 03/24/32		2,750	2,268,103
	PulteGroup, Inc.
	6.375%, 05/15/33		1,100	1,069,666
	Rayonier LP
	2.750%, 05/17/31		3,500	2,673,708
	Realty Income Corp.
	5.625%, 10/13/32		2,600	2,453,927
	2.850%, 12/15/32		2,067	1,564,478
	1.800%, 03/15/33		4,600	3,130,658
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26		2,357	2,227,989
	3.150%, 06/15/30		1,200	973,032
	Revvity, Inc.
	3.300%, 09/15/29		1,500	1,277,699
	Rio Tinto Finance USA Ltd.
	7.125%, 07/15/28		1,720	1,822,593
	Royal Bank of Canada
	5.000%, 01/24/28	GBP	500	585,787
	3.875%, 05/04/32		2,000	1,682,430
	5.000%, 02/01/33		6,000	5,424,685
	Royalty Pharma PLC
	2.200%, 09/02/30		400	305,298
	3.300%, 09/02/40		8,450	5,339,647
	RTX Corp.
	4.875%, 10/15/40		4,000	3,281,834
	Schlumberger Holdings Corp.
Ω	4.300%, 05/01/29		1,000	924,865
	Schlumberger Investment SA
	2.650%, 06/26/30		150	124,159
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	81,062
	Simon Property Group LP
	2.650%, 07/15/30		3,800	3,063,526
	2.250%, 01/15/32		3,967	2,908,962
	Skandinaviska Enskilda Banken AB
	3.750%, 02/07/28	EUR	800	826,974
	3.875%, 05/09/28	EUR	3,000	3,153,414
	Societe Generale SA
	0.750%, 01/25/27	EUR	2,000	1,878,395
Ω	3.000%, 01/22/30		5,400	4,285,224
	Southern Co.
	5.200%, 06/15/33		400	367,671
	Southwest Gas Corp.
	2.200%, 06/15/30		5,700	4,415,269

			Face Amount^	Value†
			(000)
	Stanley Black & Decker, Inc.
#	3.000%, 05/15/32		6,500	$5,099,057
	5.200%, 09/01/40		3,000	2,529,506
	Steel Dynamics, Inc.
	3.250%, 01/15/31		6,080	5,026,980
	Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		9,099	6,881,867
	Sumitomo Mitsui Financial Group, Inc.
	3.544%, 01/17/28		3,100	2,794,578
	3.040%, 07/16/29		3,000	2,529,296
	2.222%, 09/17/31		6,227	4,612,841
	Sun Communities Operating LP
	4.200%, 04/15/32		5,000	4,127,011
	Suncor Energy, Inc.
	5.950%, 12/01/34		6,600	6,186,787
	6.500%, 06/15/38		1,000	961,394
	Svenska Handelsbanken AB
	3.750%, 11/01/27	EUR	8,000	8,398,946
	Swedbank AB
	1.300%, 02/17/27	EUR	1,000	953,295
	4.250%, 07/11/28	EUR	1,919	2,007,111
	Tapestry, Inc.
	3.050%, 03/15/32		1,462	1,048,959
	Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,486,587
	Telefonica Europe BV
	8.250%, 09/15/30		6,875	7,475,210
	T-Mobile USA, Inc.
	4.375%, 04/15/40		1,450	1,121,482
	3.000%, 02/15/41		8,500	5,365,195
	Toronto-Dominion Bank
	2.000%, 09/10/31		2,778	2,051,984
	3.200%, 03/10/32		5,000	3,974,049
	4.456%, 06/08/32		4,909	4,280,631
	Toyota Motor Credit Corp.
	3.050%, 01/11/28		5,522	5,033,156
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		7,145	6,043,770
	TWDC Enterprises 18 Corp.
	4.125%, 12/01/41		1,000	762,501
	UBS Group AG
	1.250%, 09/01/26	EUR	3,900	3,781,113
	Union Pacific Corp.
	3.600%, 09/15/37		2,000	1,537,686
	3.375%, 02/14/42		250	174,769
	United Parcel Service, Inc.
	6.200%, 01/15/38		1,075	1,100,367
	5.200%, 04/01/40		5,260	4,776,940
#	4.875%, 11/15/40		907	794,722

85

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UnitedHealth Group, Inc.
3.875%, 12/15/28		2,200	$2,046,104
4.250%, 03/15/43		1,550	1,209,134
Unum Group
4.000%, 06/15/29		2,875	2,561,419
5.750%, 08/15/42		2,000	1,657,974
Valero Energy Corp.
7.500%, 04/15/32		4,400	4,668,843
6.625%, 06/15/37		2,300	2,258,517
Ventas Realty LP
3.000%, 01/15/30		3,400	2,777,019
Verizon Communications, Inc.
4.812%, 03/15/39		7,000	5,801,032
VF Corp.
# 2.950%, 04/23/30		6,945	5,439,387
Viatris, Inc.
3.850%, 06/22/40		5,350	3,329,791
Virginia Electric & Power Co.
8.875%, 11/15/38		670	807,527
Vodafone Group PLC
7.875%, 02/15/30		7,225	7,763,181
Volkswagen Financial Services NV
1.125%, 07/05/26	GBP	7,000	7,485,517
Voya Financial, Inc.
5.700%, 07/15/43		1,200	1,007,290
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30		4,600	3,582,119
Walt Disney Co.
# 6.200%, 12/15/34		2,200	2,231,993
3.500%, 05/13/40		400	287,537
Warnermedia Holdings, Inc.
4.054%, 03/15/29		4,800	4,247,371
Wells Fargo & Co.
1.000%, 02/02/27	EUR	2,000	1,896,708
4.150%, 01/24/29		5,764	5,235,294
Welltower OP LLC
3.100%, 01/15/30		1,200	996,374
2.750%, 01/15/31		7,300	5,730,610
2.750%, 01/15/32		400	305,610
Western Union Co.
2.750%, 03/15/31		5,000	3,799,310
Westlake Corp.
3.375%, 06/15/30		1,016	844,536

		Face Amount^	Value†
		(000)
2.875%, 08/15/41		800	$470,073
Westpac Banking Corp.
4.800%, 02/16/28	AUD	5,600	3,444,703
WestRock MWV LLC
8.200%, 01/15/30		3,885	4,210,307
7.950%, 02/15/31		3,112	3,357,338
Williams Cos., Inc.
5.650%, 03/15/33		400	377,382
6.300%, 04/15/40		1,000	944,151
Willis North America, Inc.
5.350%, 05/15/33		3,000	2,734,070
WP Carey, Inc.
2.250%, 04/01/33		5,000	3,493,754
WRKCo, Inc.
4.200%, 06/01/32		1,600	1,395,308

TOTAL BONDS			1,198,096,221

U.S. TREASURY OBLIGATIONS — (4.5%)
U.S. Treasury Notes
0.375%, 04/30/25		3,000	2,792,227
0.250%, 05/31/25		11,750	10,873,799
0.250%, 07/31/25		3,750	3,445,752
0.250%, 08/31/25		11,000	10,072,305
2.250%, 11/15/25		5,000	4,729,687
0.375%, 11/30/25		4,500	4,088,496
2.625%, 01/31/26		5,000	4,747,852
1.875%, 07/31/26		8,600	7,932,156
1.500%, 08/15/26		8,000	7,292,500
1.375%, 08/31/26		3,000	2,722,148

TOTAL U.S. TREASURY OBLIGATIONS			58,696,922

TOTAL INVESTMENT SECURITIES (Cost $1,462,353,359)			1,262,068,581

		Shares
SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund		3,787,337	43,808,133

TOTAL INVESTMENTS — (100.0%) (Cost $1,506,162,304)			$1,305,876,714

86

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

As of October 31, 2023, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	175,056	USD	184,392	Citibank, N.A.	12/14/23	$1,182
EUR	2,679,904	USD	2,813,968	HSBC Bank	12/14/23	26,950
USD	42,283,243	EUR	39,530,741	State Street Bank and Trust	12/14/23	377,409
EUR	3,049,625	USD	3,211,560	UBS AG	12/14/23	21,293
AUD	1,451,292	USD	918,337	Bank of America Corp.	01/04/24	4,259
USD	39,823,776	AUD	62,607,485	HSBC Bank	01/04/24	23,758
USD	21,489,435	EUR	20,176,807	HSBC Bank	01/22/24	57,488
USD	10,807,116	JPY	1,596,520,145	UBS AG	01/24/24	127,489

Total Appreciation						$639,828
EUR	6,643,433	USD	7,050,496	HSBC Bank	12/14/23	$(7,911)
EUR	4,410,138	USD	4,686,130	Royal Bank of Canada	12/14/23	(11,021)
EUR	4,569,674	USD	4,853,798	UBS AG	12/14/23	(9,568)
GBP	1,966,810	USD	2,394,305	Citibank, N.A.	01/04/24	(2,439)
USD	916,621	AUD	1,445,756	HSBC Bank	01/04/24	(2,456)
USD	38,884,620	GBP	32,015,713	State Street Bank and Trust	01/04/24	(50,155)
GBP	2,628,909	USD	3,228,098	UBS AG	01/04/24	(31,043)
USD	40,576,867	AUD	63,941,430	State Street Bank and Trust	01/16/24	(85,770)

Total (Depreciation)						$(200,363)

Total Appreciation (Depreciation)						$439,465

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$5,275,438	—	$5,275,438
Bonds	—	1,198,096,221	—	1,198,096,221
U.S. Treasury Obligations	—	58,696,922	—	58,696,922
Securities Lending Collateral	—	43,808,133	—	43,808,133
Forward Currency Contracts**	—	439,465	—	439,465

TOTAL	—	$1,306,316,179	—	$1,306,316,179

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

87

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

			Face Amount^	Value†
			(000)
BONDS — (93.5%)
AUSTRALIA — (3.3%)
ANZ New Zealand International Ltd.
Ω	3.400%, 03/19/24		4,000	$3,962,281
APA Infrastructure Ltd.
	4.250%, 11/26/24	GBP	2,000	2,378,610
Ω	4.200%, 03/23/25		3,200	3,115,024
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	5,900	6,200,241
	3.250%, 09/25/24	GBP	1,250	1,487,759
BNZ International Funding Ltd.
	0.375%, 09/14/24	EUR	4,200	4,301,475
Glencore Finance Europe Ltd.
	0.625%, 09/11/24	EUR	397	406,731
	1.750%, 03/17/25	EUR	1,000	1,022,871
Glencore Funding LLC
Ω	4.625%, 04/29/24		3,400	3,374,002
Ω	1.625%, 09/01/25		1,175	1,085,122
Ω	1.625%, 04/27/26		700	630,506
Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	467,693
Westpac Securities NZ Ltd.
	1.099%, 03/24/26	EUR	2,235	2,193,142

TOTAL AUSTRALIA				30,625,457

BELGIUM — (1.0%)
Belfius Bank SA
	0.375%, 09/02/25	EUR	1,800	1,774,471
	0.375%, 02/13/26	EUR	5,000	4,860,923
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	2,000	2,046,691

TOTAL BELGIUM				8,682,085

CANADA — (4.8%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	5,000	4,983,458
Bank of Nova Scotia
	1.050%, 03/02/26		5,900	5,261,436
Brookfield Corp.
	4.000%, 01/15/25		2,100	2,046,986
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		7,391	6,545,771
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		1,200	1,166,504

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	$2,023,191
	Enbridge, Inc.
#	2.500%, 01/15/25		2,200	2,109,864
	Honda Canada Finance, Inc.
	2.500%, 06/04/24	CAD	4,000	2,833,474
	Magna International, Inc.
	1.900%, 11/24/23	EUR	500	528,304
	Methanex Corp.
	4.250%, 12/01/24		300	292,937
	Royal Bank of Canada
	0.875%, 01/20/26		8,000	7,170,587
	Spectra Energy Partners LP
	4.750%, 03/15/24		500	497,614
	Toronto-Dominion Bank
	2.350%, 03/08/24		2,000	1,975,226
	0.375%, 04/25/24	EUR	550	571,681
	1.200%, 06/03/26		5,121	4,540,215
	Toyota Credit Canada, Inc.
	1.270%, 07/22/24	CAD	2,250	1,574,489

	TOTAL CANADA			44,121,737

	DENMARK — (1.9%)
	AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	5,500	5,518,890
	Danske Bank AS
Ω	5.375%, 01/12/24		2,000	1,994,204
	0.625%, 05/26/25	EUR	2,500	2,504,830
	ISS Finance BV
	1.250%, 07/07/25	EUR	2,800	2,809,824
	Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	5,000	4,844,322

	TOTAL DENMARK			17,672,070

	FINLAND — (0.7%)
	OP Corporate Bank PLC
	0.125%, 07/01/24	EUR	6,500	6,700,346

	FRANCE — (4.8%)
	Air Liquide Finance SA
	1.875%, 06/05/24	EUR	1,200	1,252,846
	Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		800	786,451
	0.010%, 03/07/25	EUR	1,000	1,000,603
	1.000%, 05/23/25	EUR	2,000	2,016,316
	1.625%, 01/19/26	EUR	1,500	1,507,821
	0.750%, 06/08/26	EUR	1,000	971,499

88

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	2,400	$2,413,271
BNP Paribas SA
	1.000%, 06/27/24	EUR	498	516,580
	1.125%, 08/28/24	EUR	700	723,079
Ω	3.375%, 01/09/25		2,000	1,931,877
	1.250%, 03/19/25	EUR	3,400	3,460,057
BPCE SA
	1.000%, 07/15/24	EUR	700	724,971
Ω	2.375%, 01/14/25		2,300	2,187,167
	0.625%, 04/28/25	EUR	2,600	2,613,524
Ω	1.000%, 01/20/26		3,000	2,683,213
	1.375%, 03/23/26	EUR	1,000	991,971
CA Auto Bank SpA
Δ	0.000%, 04/16/24	EUR	2,000	2,077,081
Credit Agricole SA
	0.500%, 06/24/24	EUR	800	827,577
	1.000%, 09/16/24	EUR	1,000	1,030,145
	1.375%, 03/13/25	EUR	2,000	2,040,347
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		3,000	2,900,299
	2.125%, 05/06/25	EUR	700	718,850
	0.250%, 02/23/26	EUR	1,043	1,005,596
Societe Generale SA
Ω	2.625%, 10/16/24		800	772,110
Ω	1.375%, 07/08/25		3,600	3,324,123
	0.125%, 02/24/26	EUR	2,200	2,129,677
Ω	4.000%, 01/12/27		2,000	1,841,605

TOTAL FRANCE				44,448,656

GERMANY — (5.1%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,690,126
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	973,930
Commerzbank AG
	1.750%, 01/22/25	GBP	600	687,701
	1.125%, 06/22/26	EUR	3,000	2,933,683
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25		4,490	4,336,980
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	4,700	4,770,309
	Deutsche Bank AG
	3.700%, 05/30/24		1,800	1,769,244
	2.625%, 12/16/24	GBP	1,000	1,159,507
	4.100%, 01/13/26		1,000	949,920
	1.625%, 01/20/27	EUR	2,500	2,384,963
Fresenius Medical Care AG & Co. KGaA
	3.875%, 09/20/27	EUR	1,500	1,531,362

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	$2,804,041
Fresenius SE & Co. KGaA
	1.875%, 05/24/25	EUR	2,707	2,764,944
Mercedes-Benz Finance Canada, Inc.
	2.970%, 03/13/24	CAD	4,700	3,357,632
Mercedes-Benz Finance North America LLC
Ω	1.450%, 03/02/26		2,024	1,837,373
Mercedes-Benz International Finance BV
	0.250%, 11/06/23	EUR	750	793,194
	1.625%, 11/11/24	GBP	2,000	2,334,436
Volkswagen Bank GmbH
	1.250%, 06/10/24	EUR	2,000	2,078,291
Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	4,000	4,686,248
Volkswagen Leasing GmbH
	0.375%, 07/20/26	EUR	500	477,819
VW Credit Canada, Inc.
	2.050%, 12/10/24	CAD	1,350	934,900
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		500	482,423

TOTAL GERMANY				46,739,026

IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25		5,450	5,437,414
	1.750%, 01/30/26		500	449,613

TOTAL IRELAND				5,887,027

ITALY — (3.0%)
Enel Finance International NV
	5.625%, 08/14/24	GBP	4,000	4,846,881
	0.375%, 06/17/27	EUR	2,000	1,855,294
Eni SpA
	0.625%, 09/19/24	EUR	1,000	1,026,453
Holding d’Infrastructures de Transport SASU
	2.500%, 05/04/27	EUR	5,400	5,382,447
Intesa Sanpaolo SpA
	1.000%, 07/04/24	EUR	2,000	2,071,549
Ω	3.250%, 09/23/24		800	777,109
	0.625%, 02/24/26	EUR	3,800	3,684,403

89

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
ITALY — (Continued)
Republic of Italy Government International Bonds
	2.375%, 10/17/24		1,661	$1,604,011
Snam SpA
Δ	0.000%, 08/15/25	EUR	5,000	4,917,553
UniCredit SpA
	0.325%, 01/19/26	EUR	1,750	1,704,341

TOTAL ITALY				27,870,041

JAPAN — (6.0%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		7,926	7,099,735
Aircastle Ltd.
#	4.125%, 05/01/24		2,000	1,972,602
Ω	5.250%, 08/11/25		50	48,677
	4.250%, 06/15/26		3,500	3,282,088
American Honda Finance Corp.
	0.750%, 01/17/24	EUR	1,900	1,996,165
	1.950%, 10/18/24	EUR	3,267	3,386,752
East Japan Railway Co.
	2.614%, 09/08/25	EUR	2,700	2,793,860
JT International Financial Services BV
	1.125%, 09/28/25	EUR	1,000	996,519
Mitsubishi UFJ Financial Group, Inc.
	0.339%, 07/19/24	EUR	1,470	1,514,444
	3.850%, 03/01/26		4,000	3,811,304
Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,782	1,823,825
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24		500	477,059
Ω	2.000%, 03/09/26		1,500	1,338,621
#	1.850%, 09/16/26		250	216,411
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		3,000	2,837,029
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,252,778
	1.653%, 07/14/26		700	617,420
NTT Finance Corp.
	0.010%, 03/03/25	EUR	580	582,577
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	2,000	2,053,282
	1.546%, 06/15/26	EUR	1,522	1,509,249
Takeda Pharmaceutical Co. Ltd.
	2.250%, 11/21/26	EUR	5,900	5,940,204

			Face Amount^	Value†
			(000)
	JAPAN — (Continued)
	Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	700	$725,617
	0.064%, 01/13/25	EUR	4,300	4,335,034

	TOTAL JAPAN			54,611,252

	LUXEMBOURG — (0.7%)
	ArcelorMittal SA
#	6.125%, 06/01/25		500	501,035
	4.875%, 09/26/26	EUR	5,500	5,915,469

	TOTAL LUXEMBOURG			6,416,504

	NETHERLANDS — (2.0%)
	ABN AMRO Bank NV
	0.875%, 01/15/24	EUR	1,900	1,996,668
	2.375%, 06/01/27	EUR	1,000	990,602
	Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,450	1,415,956
	Enexis Holding NV
	0.875%, 04/28/26	EUR	1,000	987,639
	ING Groep NV
	1.125%, 02/14/25	EUR	1,300	1,323,670
Ω	4.625%, 01/06/26		6,100	5,906,351
	JAB Holdings BV
	1.750%, 06/25/26	EUR	1,500	1,494,000
	Koninklijke Philips NV
	0.500%, 05/22/26	EUR	4,550	4,396,191

	TOTAL NETHERLANDS			18,511,077

	PORTUGAL — (0.5%)
	EDP - Energias de Portugal SA
	2.875%, 06/01/26	EUR	4,100	4,211,232

	SPAIN — (2.6%)
	Banco Bilbao Vizcaya Argentaria SA
	1.375%, 05/14/25	EUR	400	404,922
	1.750%, 11/26/25	EUR	3,000	3,030,410
	Banco Santander SA
	0.250%, 06/19/24	EUR	900	929,654
	1.849%, 03/25/26		2,000	1,786,787
	CaixaBank SA
	2.375%, 02/01/24	EUR	2,000	2,106,894
	1.000%, 06/25/24	EUR	300	311,050
	0.375%, 02/03/25	EUR	4,000	4,032,065
	1.375%, 06/19/26	EUR	1,800	1,764,282
	Iberdrola Finanzas SA
	7.375%, 01/29/24	GBP	1,500	1,828,625
	Naturgy Finance BV
	0.875%, 05/15/25	EUR	1,500	1,511,513
	Santander Holdings USA, Inc.
	3.244%, 10/05/26		3,000	2,694,297

90

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	SPAIN — (Continued)
	Santander U.K. Group Holdings PLC
	3.625%, 01/14/26	GBP	1,000	$1,144,054
	Telefonica Emisiones SA
	1.069%, 02/05/24	EUR	800	839,844
	5.375%, 02/02/26	GBP	1,000	1,204,911

	TOTAL SPAIN			23,589,308

	SWEDEN — (1.8%)
	Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	3,500	3,504,666
	Skandinaviska Enskilda Banken AB
	1.750%, 11/11/26	EUR	1,000	990,371
	Swedbank AB
	0.250%, 10/09/24	EUR	2,500	2,552,350
	0.750%, 05/05/25	EUR	2,000	2,014,822
	3.750%, 11/14/25	EUR	1,000	1,051,525
	Volvo Treasury AB
	2.125%, 09/01/24	EUR	1,400	1,457,032
	2.625%, 02/20/26	EUR	4,400	4,518,840

	TOTAL SWEDEN			16,089,606

	SWITZERLAND — (1.1%)
	ABB Finance BV
	0.625%, 03/31/24	EUR	1,000	1,043,344
	0.750%, 05/16/24	EUR	1,880	1,954,815
	UBS AG
Ω	0.450%, 02/09/24		2,000	1,968,586
	0.010%, 03/31/26	EUR	2,000	1,909,554
	UBS Group AG
	4.125%, 09/24/25		2,000	1,914,090
	4.125%, 04/15/26		1,000	946,754

	TOTAL SWITZERLAND			9,737,143

UNITED KINGDOM — (6.0%)
	Barclays PLC
	3.650%, 03/16/25		1,650	1,586,729
	4.375%, 01/12/26		2,160	2,061,777
	3.000%, 05/08/26	GBP	2,000	2,240,166
	BAT Capital Corp.
	3.222%, 08/15/24		116	113,401
	3.215%, 09/06/26		1,500	1,389,184
	BAT International Finance PLC
	2.750%, 03/25/25	EUR	900	934,006
	1.668%, 03/25/26		2,616	2,355,886
	BP Capital Markets PLC
	1.876%, 04/07/24	EUR	1,584	1,659,673
	0.900%, 07/03/24	EUR	500	517,818
	British Telecommunications PLC
	0.500%, 09/12/25	EUR	1,000	992,693

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
CK Hutchison Group Telecom Finance SA
	0.750%, 04/17/26	EUR	2,000	$1,943,664
CNH Industrial Capital LLC
	4.200%, 01/15/24		1,567	1,560,221
	3.950%, 05/23/25		1,700	1,647,380
CNH Industrial Finance Europe SA
Δ	0.000%, 04/01/24	EUR	1,500	1,560,404
Diageo Finance PLC
	1.000%, 04/22/25	EUR	2,500	2,534,610
HSBC Holdings PLC
	6.500%, 05/20/24	GBP	1,200	1,461,188
	0.875%, 09/06/24	EUR	1,316	1,355,343
	4.300%, 03/08/26		1,908	1,828,482
Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	3,000	3,542,646
Lseg Netherlands BV
Δ	0.000%, 04/06/25	EUR	325	324,506
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	3,552	3,599,092
National Grid North America, Inc.
	0.410%, 01/20/26	EUR	2,750	2,683,104
National Grid PLC
	2.179%, 06/30/26	EUR	3,300	3,318,087
Nationwide Building Society
	1.250%, 03/03/25	EUR	2,000	2,036,504
Ω	3.900%, 07/21/25		1,800	1,729,661
Ω	1.000%, 08/28/25		2,600	2,369,770
Ω	1.500%, 10/13/26		1,500	1,309,335
NatWest Group PLC
	4.800%, 04/05/26		2,367	2,280,634
Reynolds American, Inc.
	4.450%, 06/12/25		930	906,844
Standard Chartered PLC
#Ω	3.200%, 04/17/25		2,000	1,916,167
Vodafone Group PLC
	1.875%, 09/11/25	EUR	1,500	1,527,902

TOTAL UNITED KINGDOM				55,286,877

UNITED STATES — (47.6%)
AES Corp.
Ω	3.300%, 07/15/25		1,500	1,417,260
Aetna, Inc.
	3.500%, 11/15/24		412	401,613
Altria Group, Inc.
	2.200%, 06/15/27	EUR	2,000	1,966,107
Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,835	2,670,804

91

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Electric Power Co., Inc.
1.000%, 11/01/25		678	$615,237
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	4,400	4,447,562
American Tower Corp.
3.375%, 05/15/24		900	886,835
4.400%, 02/15/26		1,300	1,251,457
1.600%, 04/15/26		3,250	2,909,142
1.950%, 05/22/26	EUR	500	498,390
Amgen, Inc.
2.000%, 02/25/26	EUR	3,500	3,548,705
Ares Capital Corp.
4.200%, 06/10/24		3,000	2,949,500
# 3.250%, 07/15/25		2,500	2,344,374
3.875%, 01/15/26		1,000	935,201
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,363,920
AT&T, Inc.
4.000%, 11/25/25	CAD	2,000	1,391,945
AT&T, Inc., Floating Rate Note, 3M Euribor +
0.400%, FRN
(r) 4.198%, 03/06/25	EUR	2,000	2,117,144
Ball Corp.
4.875%, 03/15/26		1,000	960,343
Bank of America Corp.
2.375%, 06/19/24	EUR	1,500	1,569,787
Becton Dickinson & Co.
0.034%, 08/13/25	EUR	4,250	4,192,655
Boardwalk Pipelines LP
4.950%, 12/15/24		3,937	3,875,216
5.950%, 06/01/26		1,926	1,907,873
Boeing Co.
2.600%, 10/30/25		1,827	1,706,508
3.100%, 05/01/26		4,100	3,822,789
2.250%, 06/15/26		153	138,791
Booking Holdings, Inc
2.375%, 09/23/24	EUR	3,146	3,277,407
Brixmor Operating Partnership LP
3.850%, 02/01/25		800	770,534
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	1,808,120
Campbell Soup Co.
3.950%, 03/15/25		1,000	972,113
3.300%, 03/19/25		1,223	1,175,316
Capital One Financial Corp.
3.200%, 02/05/25		1,000	956,098
Carrier Global Corp.
2.242%, 02/15/25		79	75,217

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.455%, FRN
#(r)	5.796%, 08/11/25		5,250	$5,254,953
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		6,800	5,922,083
	Charles Schwab Corp.
	0.750%, 03/18/24		2,941	2,881,994
	Citigroup, Inc.
	2.375%, 05/22/24	EUR	1,420	1,488,151
	5.150%, 05/21/26	GBP	2,000	2,387,847
	CNA Financial Corp.
	3.950%, 05/15/24		1,499	1,480,927
	CNO Financial Group, Inc.
	5.250%, 05/30/25		5,500	5,371,133
	Conagra Brands, Inc.
	4.300%, 05/01/24		704	697,391
	Constellation Energy Generation LLC
	3.250%, 06/01/25		3,500	3,349,214
	Corporate Office Properties LP
	2.250%, 03/15/26		1,200	1,085,131
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		380	368,906
	DCP Midstream Operating LP
	5.375%, 07/15/25		2,000	1,975,974
	Digital Stout Holding LLC
	4.250%, 01/17/25	GBP	2,000	2,380,190
	Discover Bank
	3.450%, 07/27/26		2,000	1,810,180
	Discover Financial Services
	3.750%, 03/04/25		1,200	1,150,976
#	4.500%, 01/30/26		2,500	2,373,847
	4.100%, 02/09/27		1,000	897,625
	Dominion Energy, Inc.
	3.300%, 03/15/25		600	579,161
	Dover Corp.
	0.750%, 11/04/27	EUR	2,310	2,156,088
	Dow Chemical Co.
	0.500%, 03/15/27	EUR	525	492,975
	DPL, Inc.
	4.125%, 07/01/25		2,000	1,882,095
	DTE Energy Co.
	1.050%, 06/01/25		2,300	2,124,718
	DXC Capital Funding DAC
	0.450%, 09/15/27	EUR	2,500	2,206,467
	DXC Technology Co.
	1.750%, 01/15/26	EUR	2,000	1,977,103
	1.800%, 09/15/26		3,000	2,629,371

92

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Eastman Chemical Co.
	3.800%, 03/15/25		1,000	$966,865
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	2,117	2,224,990
	Edison International
	4.950%, 04/15/25		5,500	5,388,928
	Emerson Electric Co.
	0.375%, 05/22/24	EUR	2,500	2,592,446
	Energy Transfer LP
	4.050%, 03/15/25		1,500	1,458,091
	EPR Properties
	4.750%, 12/15/26		2,000	1,824,297
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,394	4,298,613
	Expedia Group, Inc.
	5.000%, 02/15/26		1,166	1,139,722
	Experian Finance PLC
	1.375%, 06/25/26	EUR	2,000	1,972,934
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,900	4,789,058
	Fidelity National Information Services, Inc.
	0.625%, 12/03/25	EUR	1,000	982,260
	1.500%, 05/21/27	EUR	1,500	1,434,451
	Fiserv, Inc.
	3.200%, 07/01/26		3,088	2,885,008
	Flex Ltd.
	4.750%, 06/15/25		650	632,909
	3.750%, 02/01/26		5,000	4,733,901
	Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	1,906,273
	4.389%, 01/08/26		1,000	947,902
	6.950%, 03/06/26		1,000	1,001,726
	Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	1,957,268
	General Mills, Inc.
	0.450%, 01/15/26	EUR	2,000	1,958,319
	General Motors Co.
	6.125%, 10/01/25		1,300	1,297,691
	General Motors Financial Co., Inc.
	2.750%, 06/20/25		3,500	3,302,917
	1.250%, 01/08/26		300	268,856
	0.850%, 02/26/26	EUR	750	732,648
	5.250%, 03/01/26		1,473	1,435,595
	Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,426,565
	4.800%, 04/01/26		4,250	4,105,187
	GLP Capital LP/GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,035,040

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Goldman Sachs Group, Inc.
	3.375%, 03/27/25	EUR	3,500	$3,666,577
	4.250%, 01/29/26	GBP	700	821,398
	Graphic Packaging International LLC
	4.125%, 08/15/24		824	803,422
	Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		2,500	2,297,037
	Harley-Davidson Financial Services, Inc.
	0.900%, 11/19/24	EUR	1,000	1,019,691
	HCA, Inc.
	5.375%, 02/01/25		3,250	3,215,514
	Healthcare Realty Holdings LP
	3.500%, 08/01/26		5,000	4,627,431
	Hewlett Packard Enterprise Co.
	1.750%, 04/01/26		2,000	1,815,181
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	5,750	5,860,347
	Howmet Aerospace, Inc.
	6.875%, 05/01/25		112	112,390
	HP, Inc.
	2.200%, 06/17/25		2,000	1,888,320
	Humana, Inc.
	3.850%, 10/01/24		3,000	2,941,428
	Huntington Bancshares, Inc.
	2.625%, 08/06/24		700	678,069
	Hyatt Hotels Corp.
	4.850%, 03/15/26		1,796	1,749,086
	International Flavors & Fragrances, Inc.
	1.800%, 09/25/26	EUR	1,000	980,207
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		500	494,560
	Jabil, Inc.
	1.700%, 04/15/26		5,825	5,250,275
	Jefferies Financial Group, Inc.
	1.000%, 07/19/24	EUR	863	891,600
	4.850%, 01/15/27		4,000	3,801,512
	John Deere Cash Management SARL
	1.375%, 04/02/24	EUR	1,000	1,045,955
	John Deere Financial, Inc.
	1.090%, 07/17/24	CAD	2,870	2,008,514
	Johnson Controls International PLC
	1.375%, 02/25/25	EUR	2,000	2,039,361
	JPMorgan Chase & Co.
	3.300%, 04/01/26		762	718,057

93

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Kellanova
	1.250%, 03/10/25	EUR	3,000	$3,060,280
	Kilroy Realty LP
	3.450%, 12/15/24		2,000	1,927,880
	Laboratory Corp. of America Holdings
	1.550%, 06/01/26		1,914	1,713,742
	Las Vegas Sands Corp.
	2.900%, 06/25/25		3,000	2,816,978
	Lazard Group LLC
	3.750%, 02/13/25		1,000	967,681
	Lennar Corp.
	4.750%, 05/30/25		1,200	1,174,848
	Lincoln National Corp.
#	3.350%, 03/09/25		1,000	961,487
	LYB International Finance II BV
	0.875%, 09/17/26	EUR	1,200	1,152,195
	LYB International Finance III LLC
	1.250%, 10/01/25		316	288,282
	ManpowerGroup, Inc.
	1.750%, 06/22/26	EUR	130	129,919
	Marathon Petroleum Corp.
	3.625%, 09/15/24		2,100	2,053,681
	4.700%, 05/01/25		1,900	1,860,408
	5.125%, 12/15/26		250	244,707
	Marriott International, Inc.
	3.750%, 03/15/25		5,000	4,849,213
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		1,635	1,611,293
	McKesson Corp.
	1.500%, 11/17/25	EUR	2,000	2,018,432
	Micron Technology, Inc.
	4.975%, 02/06/26		1,500	1,461,789
	Morgan Stanley
	1.750%, 03/11/24	EUR	4,000	4,196,553
	Netflix, Inc.
	5.875%, 02/15/25		3,000	2,999,527
	Newell Brands, Inc.
	4.875%, 06/01/25		2,000	1,919,146
	NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26		1,000	909,219
	NIBC Bank NV
	2.000%, 04/09/24	EUR	2,000	2,090,146
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,500	2,439,318
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		500	487,726

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	OneMain Finance Corp.
	6.875%, 03/15/25		3,585	$3,536,941
	Oracle Corp.
	3.400%, 07/08/24		500	491,419
	2.950%, 05/15/25		5,000	4,785,558
	Paramount Global
	4.750%, 05/15/25		2,162	2,112,200
	Parker-Hannifin Corp.
	3.650%, 06/15/24		1,181	1,163,692
	1.125%, 03/01/25	EUR	2,000	2,032,759
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	547,041
Ω	1.700%, 06/15/26		5,150	4,571,341
	PepsiCo, Inc.
	0.250%, 05/06/24	EUR	1,500	1,557,645
	Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		4,500	4,364,484
	Philip Morris International, Inc.
	2.875%, 05/01/24		5,800	5,714,855
	0.625%, 11/08/24	EUR	1,118	1,141,404
	2.750%, 03/19/25	EUR	2,000	2,079,369
	Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		1,500	1,462,746
	PPG Industries, Inc.
	1.875%, 06/01/25	EUR	4,000	4,089,727
	1.200%, 03/15/26		1,805	1,619,532
	Prologis LP
	3.000%, 06/02/26	EUR	2,100	2,157,007
	Public Storage Operating Co.
	0.875%, 02/15/26		1,755	1,574,320
	PulteGroup, Inc.
#	5.000%, 01/15/27		2,000	1,943,607
	PVH Corp.
	3.625%, 07/15/24	EUR	500	526,477
	Radian Group, Inc.
	4.500%, 10/01/24		3,500	3,410,750
	Revvity, Inc.
	1.875%, 07/19/26	EUR	6,000	5,941,504
	Ross Stores, Inc.
	0.875%, 04/15/26		2,024	1,792,016
	Royalty Pharma PLC
	1.200%, 09/02/25		3,986	3,634,648
	Ryder System, Inc.
	2.500%, 09/01/24		2,100	2,037,647
	Seagate HDD Cayman
#	4.750%, 01/01/25		1,500	1,467,283
	Sealed Air Corp.
Ω	5.500%, 09/15/25		2,500	2,418,271

94

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Sempra
	3.300%, 04/01/25		1,477	$1,420,359
	Sensata Technologies BV
Ω	5.625%, 11/01/24		2,000	1,980,055
	Simon Property Group LP
	2.000%, 09/13/24		6,850	6,614,451
	3.500%, 09/01/25		2,000	1,915,978
	Sky Ltd.
	2.250%, 11/17/25	EUR	1,500	1,537,314
	SLM Corp.
	3.125%, 11/02/26		3,000	2,608,026
	Southwest Airlines Co.
	5.250%, 05/04/25		3,500	3,451,490
	Southwestern Electric Power Co.
	1.650%, 03/15/26		4,600	4,163,809
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	94,171
	Stellantis NV
	2.000%, 03/23/24	EUR	1,000	1,048,977
	Stryker Corp.
	0.250%, 12/03/24	EUR	2,000	2,028,992
	Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	EUR	3,300	3,392,426
	0.125%, 03/01/25	EUR	560	562,793
	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		250	247,493
	Trinity Industries, Inc.
	4.550%, 10/01/24		1,000	969,175
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	11,900	8,362,823
	U.S. Bancorp
	0.850%, 06/07/24	EUR	900	931,188
	United Parcel Service, Inc.
	2.125%, 05/21/24	CAD	10,250	7,258,042
	1.625%, 11/15/25	EUR	1,000	1,014,562
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		6,000	5,620,130
	Ventas Realty LP
	3.500%, 04/15/24		1,000	985,213
	2.650%, 01/15/25		500	478,258
	4.125%, 01/15/26		2,500	2,389,069
	Verizon Communications, Inc.
	1.375%, 10/27/26	EUR	1,000	984,776
	VMware, Inc.
	1.400%, 08/15/26		4,607	4,058,169

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Vontier Corp.
	1.800%, 04/01/26		3,500	$3,117,608
	Vornado Realty LP
	2.150%, 06/01/26		6,100	5,139,321
	Walgreens Boots Alliance, Inc.
	3.600%, 11/20/25	GBP	1,000	1,149,071
	3.450%, 06/01/26		5,000	4,557,045
	Wells Fargo & Co.
	0.500%, 04/26/24	EUR	2,000	2,079,315
	1.625%, 06/02/25	EUR	1,600	1,623,725
	2.000%, 07/28/25	GBP	1,000	1,133,531
	2.975%, 05/19/26	CAD	2,500	1,681,738
	Western Digital Corp.
	4.750%, 02/15/26		3,000	2,813,053
	Western Union Co.
	1.350%, 03/15/26		5,000	4,449,291
	Williams Cos., Inc.
	4.300%, 03/04/24		1,000	993,760
	3.900%, 01/15/25		1,596	1,554,126
	WRKCo, Inc.
	4.650%, 03/15/26		5,500	5,329,042
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		3,500	3,219,798

TOTAL UNITED STATES				437,741,711

TOTAL BONDS				858,941,155

U.S. TREASURY OBLIGATIONS — (5.3%)
	U.S. Treasury Notes
	0.125%, 12/15/23		1,000	993,668
	0.875%, 01/31/24		7,000	6,921,797
	0.250%, 05/15/24		42,500	41,317,968

TOTAL U.S. TREASURY OBLIGATIONS				49,233,433

TOTAL INVESTMENT SECURITIES
	(Cost $944,518,089)			908,174,588

			Shares
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund		919,723	10,638,431

TOTAL INVESTMENTS — (100.0%)
	(Cost $955,156,534)			$918,813,019

95

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

As of October 31, 2023, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	2,186,858	USD	2,316,063	Citibank, N.A.	12/14/23	$2,186
USD	114,207,243	EUR	106,798,852	HSBC Bank	12/14/23	991,684
USD	15,124,303	CAD	20,770,190	State Street Bank and Trust	01/04/24	128,871
USD	16,324,820	GBP	13,274,138	State Street Bank and Trust	01/10/24	181,300
USD	112,011,576	EUR	105,201,198	State Street Bank and Trust	01/10/24	324,955
USD	16,940,735	CAD	22,979,012	Morgan Stanley and Co. International	01/11/24	348,846

Total Appreciation						$1,977,842
USD	112,495,569	EUR	106,382,772	State Street Bank and Trust	12/27/23	$(365,725)
USD	21,433,202	GBP	17,650,233	State Street Bank and Trust	01/04/24	(31,504)

Total (Depreciation)						$(397,229)

Total Appreciation (Depreciation)						$1,580,613

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$30,625,457	—	$30,625,457
Belgium	—	8,682,085	—	8,682,085
Canada	—	44,121,737	—	44,121,737
Denmark	—	17,672,070	—	17,672,070
Finland	—	6,700,346	—	6,700,346
France	—	44,448,656	—	44,448,656
Germany	—	46,739,026	—	46,739,026
Ireland	—	5,887,027	—	5,887,027
Italy	—	27,870,041	—	27,870,041
Japan	—	54,611,252	—	54,611,252
Luxembourg	—	6,416,504	—	6,416,504
Netherlands	—	18,511,077	—	18,511,077
Portugal	—	4,211,232	—	4,211,232
Spain	—	23,589,308	—	23,589,308
Sweden	—	16,089,606	—	16,089,606
Switzerland	—	9,737,143	—	9,737,143
United Kingdom	—	55,286,877	—	55,286,877
United States	—	437,741,711	—	437,741,711
U.S. Treasury Obligations	—	49,233,433	—	49,233,433
Securities Lending Collateral	—	10,638,431	—	10,638,431
Forward Currency Contracts**	—	1,580,613	—	1,580,613

TOTAL	—	$920,393,632	—	$920,393,632

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

96

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.6%)
	Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$62,887
	Government National Mortgage Association, TBA
	3.000%, 11/20/53 TBA		27,261	22,465,038
	3.500%, 11/20/53 TBA		14,417	12,286,739
	Uniform Mortgage-Backed Security
	2.000%, 11/01/38 TBA		73,167	61,951,871
	2.500%, 11/01/38 TBA		48,989	42,679,752
	2.000%, 11/01/53 TBA		17,256	12,669,679
	2.500%, 11/01/53 TBA		74,412	57,076,329
	3.000%, 11/01/53 TBA		46,426	37,141,260

	TOTAL AGENCY OBLIGATIONS			246,333,555

	BONDS — (83.6%)
	AUSTRALIA — (6.1%)
	ANZ New Zealand International Ltd.
Ω	3.400%, 03/19/24		2,000	1,981,141
	0.375%, 09/17/29	EUR	1,745	1,497,023
	APA Infrastructure Ltd.
	3.500%, 03/22/30	GBP	1,400	1,427,827
	2.000%, 07/15/30	EUR	1,367	1,203,320
	ASB Bank Ltd.
	0.500%, 09/24/29	EUR	2,000	1,720,259
	Bank of New Zealand
Ω	3.500%, 02/20/24		1,750	1,736,669
	BHP Billiton Finance Ltd.
	3.250%, 09/25/24	GBP	1,200	1,428,248
	1.500%, 04/29/30	EUR	1,000	893,286
	3.125%, 04/29/33	EUR	3,000	2,868,349
	BNZ International Funding Ltd.
	0.375%, 09/14/24	EUR	1,428	1,462,501
	Buckeye Partners LP
	3.950%, 12/01/26		87	79,294

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.744%, 07/07/25		1,000	$996,805
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		5,800	5,222,378
Ω	5.875%, 04/15/30		2,000	1,794,796
Ω	4.375%, 04/01/31		2,100	1,692,431
Glencore Funding LLC
#Ω	2.500%, 09/01/30		3,310	2,571,124
#Ω	2.850%, 04/27/31		3,000	2,328,860
Macquarie Bank Ltd.
	1.125%, 12/15/25	GBP	379	421,044
Macquarie Group Ltd.
	0.950%, 05/21/31	EUR	1,971	1,601,843
National Australia Bank Ltd.
(r)	SOFR + 0.760%, FRN, 6.101%, 05/13/25		1,000	1,002,949
	4.400%, 05/12/28	AUD	1,000	604,297
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.860%, FRN
(r)	6.204%, 06/09/25		5,835	5,854,839
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	8,000	4,049,594
	1.500%, 02/20/32	AUD	14,820	6,917,979
	2.000%, 03/08/33	AUD	8,000	3,746,224
	1.750%, 03/20/34	AUD	9,200	4,029,532
	4.250%, 02/20/36	AUD	12,400	6,745,683
Queensland Treasury Corp.
	1.750%, 08/21/31	AUD	4,000	1,965,613
	1.500%, 08/20/32	AUD	9,700	4,466,456
	1.750%, 07/20/34	AUD	34,000	14,802,550
Rio Tinto Alcan, Inc.
	5.750%, 06/01/35		1,000	949,004
Rio Tinto Finance PLC
	4.000%, 12/11/29	GBP	3,500	3,912,845
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		3,000	2,688,214
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	13,924,179
Telstra Group Ltd.
	1.375%, 03/26/29	EUR	3,000	2,802,461
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	2,373,571
	4.250%, 12/20/32	AUD	10,800	6,191,914

97

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
	2.250%, 09/15/33	AUD	6,000	$2,809,074
	2.250%, 11/20/34	AUD	51,000	22,852,719
	2.000%, 09/17/35	AUD	12,900	5,446,692
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	6,937,597
	Westpac Banking Corp.
	0.875%, 04/17/27	EUR	5,700	5,426,378
	1.125%, 09/05/27	EUR	2,000	1,900,107
	Westpac Securities NZ Ltd.
	0.100%, 07/13/27	EUR	9,600	8,762,203

	TOTAL AUSTRALIA			174,089,872

	AUSTRIA — (0.0%)
	JAB Holdings BV
	1.000%, 07/14/31	EUR	800	654,856

	BELGIUM — (0.2%)
	Anheuser-Busch InBev Worldwide, Inc.
	4.350%, 06/01/40		7,000	5,651,860

	CANADA — (4.5%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	697,684
#Ω	3.550%, 07/26/27		1,620	1,490,702
	Bank of Montreal
#	2.500%, 06/28/24		700	684,443
	1.500%, 12/18/24	GBP	2,000	2,316,457
	Bank of Nova Scotia
	3.400%, 02/11/24		1,545	1,533,154
	2.150%, 08/01/31		1,000	743,605
	2.450%, 02/02/32		14,891	11,164,481
	Canada Government Bonds
	2.750%, 08/01/24	CAD	26,000	18,431,080
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	19,650	13,979,379
	Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		3,500	3,456,257
	1.625%, 09/25/25	GBP	5,200	5,855,008
	Canadian Natural Resources Ltd.
	6.250%, 03/15/38		7,295	6,816,376
	CI Financial Corp.
	3.200%, 12/17/30		7,053	5,160,860
	Enbridge, Inc.
	3.500%, 06/10/24		15	14,772
	Fairfax Financial Holdings Ltd.
	2.750%, 03/29/28	EUR	461	448,796
	4.850%, 04/17/28		1,000	943,673
	4.625%, 04/29/30		200	177,533

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	Magna International, Inc.
	4.375%, 03/17/32	EUR	1,720	$1,819,769
	Methanex Corp.
#	5.250%, 12/15/29		7,600	6,720,532
	Nutrien Ltd.
	3.000%, 04/01/25		40	38,304
	Ontario Teachers’ Finance Trust
Ω	1.850%, 05/03/32	EUR	13,000	11,770,991
	Province of Alberta
	3.600%, 04/11/28	AUD	2,500	1,462,071
	Province of British Columbia
#	6.500%, 01/15/26		93	94,983
	Royal Bank of Canada
	0.425%, 01/19/24		3,500	3,456,812
	1.375%, 12/09/24	GBP	1,100	1,272,685
	2.300%, 11/03/31		700	527,054
	3.875%, 05/04/32		8,000	6,729,719
	Spectra Energy Partners LP
	4.750%, 03/15/24		22	21,895
	Suncor Energy, Inc.
	5.950%, 12/01/34		1,700	1,593,566
	6.800%, 05/15/38		734	721,720
	6.500%, 06/15/38		152	146,132
	TC PipeLines LP
	3.900%, 05/25/27		2,000	1,852,575
	Thomson Reuters Corp.
	4.300%, 11/23/23		60	59,905
	Toronto-Dominion Bank
	3.200%, 03/10/32		4,000	3,179,239
	3.129%, 08/03/32	EUR	2,000	1,902,130
	Toronto-Dominion Bank
	1.952%, 04/08/30	EUR	13,200	11,996,761
	TransCanada PipeLines Ltd.
	5.600%, 03/31/34		1,000	911,105

	TOTAL CANADA			130,192,208

	DENMARK — (0.2%)
	AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	4,500	4,515,456
	Danske Bank AS
	0.625%, 05/26/25	EUR	1,250	1,252,415
	DSV Finance BV
	1.375%, 03/16/30	EUR	400	363,751

	TOTAL DENMARK			6,131,622

	FINLAND — (0.5%)
	Nokia OYJ
#	4.375%, 06/12/27		4,350	4,024,587
	Nordea Bank Abp
	0.500%, 11/02/28	EUR	1,000	882,433

98

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
FINLAND — (Continued)
OP Corporate Bank PLC
	0.100%, 11/16/27	EUR	7,350	$6,651,700
	0.625%, 11/12/29	EUR	2,750	2,347,374

TOTAL FINLAND				13,906,094

FRANCE — (4.7%)
Airbus SE
	2.375%, 04/07/32	EUR	1,000	935,295
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	4,500	4,260,547
	0.750%, 01/17/30	EUR	1,200	1,008,882
	1.250%, 06/03/30	EUR	1,700	1,454,946
	0.625%, 02/21/31	EUR	9,900	7,904,580
	1.125%, 01/19/32	EUR	2,700	2,192,963
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	3,000	3,016,589
BNP Paribas SA
	1.000%, 06/27/24	EUR	2,000	2,074,617
	3.375%, 01/23/26	GBP	12,282	14,104,831
	2.100%, 04/07/32	EUR	1,500	1,307,174
BPCE SA
	0.010%, 01/14/27	EUR	1,500	1,394,639
Ω	3.500%, 10/23/27		5,000	4,462,360
#Ω	2.700%, 10/01/29		6,626	5,460,224
	0.625%, 01/15/30	EUR	500	425,552
	0.250%, 01/14/31	EUR	5,300	4,214,171
	2.375%, 04/26/32	EUR	1,400	1,272,753
Caisse des Depots et Consignations
	1.125%, 12/16/24	GBP	1,000	1,157,319
	Credit Agricole SA
	1.375%, 05/03/27	EUR	2,000	1,942,403
	0.375%, 04/20/28	EUR	1,200	1,072,931
	4.000%, 01/18/33	EUR	7,500	7,725,294
Electricite de France SA
Ω	3.625%, 10/13/25		40	38,437
	6.250%, 05/30/28	GBP	1,000	1,227,679
	5.875%, 07/18/31	GBP	3,200	3,765,116
	6.125%, 06/02/34	GBP	1,500	1,740,431
Ile-de-France Mobilites
	3.700%, 06/14/38	EUR	6,000	6,055,284
La Poste SA
	1.375%, 04/21/32	EUR	8,500	7,271,458
MMS USA Holdings, Inc.
	1.750%, 06/13/31	EUR	2,500	2,240,279
Orange SA
	8.125%, 11/20/28	GBP	1,964	2,657,415
	2.000%, 01/15/29	EUR	1,200	1,164,270
	3.250%, 01/15/32	GBP	600	614,373
SNCF Reseau
	5.250%, 01/31/35	GBP	10,050	12,109,726

			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Societe Generale SA
#Ω	4.750%, 09/14/28		1,000	$929,886
	2.125%, 09/27/28	EUR	2,000	1,899,544
Ω	3.000%, 01/22/30		1,400	1,110,984
	4.250%, 11/16/32	EUR	1,000	1,042,351
TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	8,400	8,045,624
TotalEnergies Capital International SA
	0.696%, 05/31/28	EUR	2,300	2,127,426
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	439,754
Vinci SA
	3.375%, 10/17/32	EUR	5,000	5,002,423
WEA Finance LLC
Ω	3.500%, 06/15/29		9,550	7,577,684

TOTAL FRANCE				134,448,214

GERMANY — (3.4%)
BASF SE
	1.500%, 03/17/31	EUR	4,900	4,374,283
	3.750%, 06/29/32	EUR	8,400	8,570,597
Bayer Capital Corp. BV
	1.500%, 06/26/26	EUR	3,700	3,668,328
	2.125%, 12/15/29	EUR	900	837,002
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	25,545
BMW Finance NV
	1.500%, 02/06/29	EUR	1,600	1,512,240
	0.875%, 01/14/32	EUR	3,000	2,525,144
Daimler Truck Finance North America LLC
Ω	5.500%, 09/20/33		600	552,497
Deutsche Bank AG
	3.700%, 05/30/24		113	111,233
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	3,000	2,927,908
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	2,649,425
E.ON SE
	1.625%, 05/22/29	EUR	1,200	1,136,336
Fresenius Medical Care AG & Co. KGaA
	1.500%, 05/29/30	EUR	3,000	2,435,736
Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		4,000	3,247,699
Ω	2.375%, 02/16/31		8,100	5,515,967
Fresenius SE & Co. KGaA
	2.875%, 05/24/30	EUR	2,500	2,364,325

99

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	HOWOGE
	Wohnungsbaugesellschaft GmbH
	1.125%, 11/01/33	EUR	200	$151,435
	Kreditanstalt fuer Wiederaufbau
	1.375%, 12/09/24	GBP	12,900	15,007,906
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	5,600	6,435,493
	Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	141,248
	8.500%, 01/18/31		187	216,222
	Mercedes-Benz Group AG
	1.125%, 08/08/34	EUR	1,900	1,505,187
	Mercedes-Benz International Finance BV
	1.625%, 11/11/24	GBP	2,400	2,801,323
	NRW Bank
	0.375%, 12/16/24	GBP	1,200	1,377,695
	T-Mobile USA, Inc.
	4.375%, 04/15/40		6,700	5,182,022
	Volkswagen Financial Services NV
	1.875%, 12/03/24	GBP	1,000	1,158,758
	0.875%, 02/20/25	GBP	3,000	3,405,973
	4.250%, 10/09/25	GBP	600	702,937
	Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	5,400	5,233,902
	Volkswagen Leasing GmbH
	0.625%, 07/19/29	EUR	5,000	4,212,932
	ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		3,010	2,904,186
Ω	7.125%, 04/14/30		3,908	3,791,011

	TOTAL GERMANY			96,682,495

	HONG KONG — (0.6%)
	Prudential Funding Asia PLC
	3.125%, 04/14/30		100	83,473
	3.625%, 03/24/32		19,800	16,330,340

	TOTAL HONG KONG			16,413,813

	IRELAND — (0.1%)
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	2,991,203

			Face Amount^	Value†
			(000)
IRELAND — (Continued)
	3.850%, 10/29/41		1,000	$670,237

TOTAL IRELAND				3,661,440

ITALY — (1.2%)
Eni SpA
	3.625%, 01/29/29	EUR	312	322,245
	0.625%, 01/23/30	EUR	1,000	854,913
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,314,356
	1.750%, 07/04/29	EUR	3,800	3,423,655
Ω	4.000%, 09/23/29		2,000	1,666,791
	2.500%, 01/15/30	GBP	3,850	3,646,943
	1.350%, 02/24/31	EUR	1,400	1,106,644
	5.625%, 03/08/33	EUR	500	519,644
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	4,316,203
	4.000%, 02/01/37	EUR	6,000	5,814,684
Snam SpA
	0.625%, 06/30/31	EUR	7,000	5,599,555
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	6,101,702

TOTAL ITALY				34,687,335

JAPAN — (6.6%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		209	155,323
Ω	2.500%, 02/10/41		5,400	3,142,602
Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,282,088
Ω	2.850%, 01/26/28		1,500	1,251,251
American Honda Finance Corp.
	0.300%, 07/07/28	EUR	333	297,592
Development Bank of Japan, Inc.
	4.500%, 06/06/25	GBP	3,000	3,587,970
Japan Finance Organization for Municipalities
	0.100%, 09/03/31	EUR	8,500	6,732,852
Japan Government Ten Year Bonds
	0.200%, 03/20/32	JPY	4,000,000	25,022,860
	0.200%, 09/20/32	JPY	3,300,000	20,501,257
Japan Government Twenty Year Bonds
	1.400%, 09/20/34	JPY	2,700,000	18,454,409
	1.200%, 09/20/35	JPY	3,550,000	23,592,657
	0.400%, 03/20/36	JPY	330,000	1,983,897
	0.600%, 09/20/37	JPY	2,200,000	13,221,626
	0.500%, 12/20/41	JPY	635,000	3,461,447

100

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	JAPAN — (Continued)
	Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29		4,053	$3,453,485
	2.559%, 02/25/30		5,000	4,015,354
	3.556%, 06/15/32	EUR	4,069	4,087,858
	3.751%, 07/18/39		3,155	2,373,091
	Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	12,784	10,715,759
	0.797%, 04/15/30	EUR	923	776,692
	0.693%, 10/07/30	EUR	1,620	1,328,959
	2.096%, 04/08/32	EUR	2,850	2,496,302
	Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	640,042
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		6,300	5,352,374
	Nomura Holdings, Inc.
	3.103%, 01/16/30		10,168	8,257,028
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	3,000	2,545,650
	Sumitomo Mitsui Financial Group, Inc.
#	3.944%, 07/19/28		700	638,476
	3.040%, 07/16/29		9,750	8,220,212
	0.632%, 10/23/29	EUR	2,000	1,696,291
	2.750%, 01/15/30		790	641,074
	2.130%, 07/08/30		4,000	3,063,129
	2.222%, 09/17/31		6,000	4,444,683

	TOTAL JAPAN			189,434,290

	LUXEMBOURG — (0.2%)
	Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	4,054,391
	3.125%, 06/01/31	EUR	2,300	2,132,332
	1.625%, 06/17/32	EUR	1,000	799,706

	TOTAL LUXEMBOURG			6,986,429

	NETHERLANDS — (2.2%)
	BNG Bank NV
	3.300%, 04/26/29	AUD	5,000	2,853,739
	1.600%, 11/27/30	AUD	3,000	1,443,083
	Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		5,600	5,468,521
	Heineken NV
	4.125%, 03/23/35	EUR	1,500	1,561,572
	ING Groep NV
	3.000%, 02/18/26	GBP	2,200	2,504,133
	1.375%, 01/11/28	EUR	3,100	2,963,810
	4.050%, 04/09/29		300	268,087
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	1,789,376

			Face Amount^	Value†
			(000)
	NETHERLANDS — (Continued)
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	$1,870,556
	Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	11,700	13,669,162
	3.300%, 05/02/29	AUD	4,500	2,568,993
	Shell International Finance BV
	1.250%, 05/12/28	EUR	5,600	5,306,446
	0.750%, 08/15/28	EUR	500	459,850
	0.500%, 11/08/31	EUR	4,845	3,925,255
	1.875%, 04/07/32	EUR	5,000	4,493,043
	TenneT Holding BV
	2.375%, 05/17/33	EUR	11,650	11,265,525

	TOTAL NETHERLANDS			62,411,151

	NEW ZEALAND — (0.5%)
	New Zealand Government Bond
	0.500%, 05/15/24	NZD	26,800	15,192,107

	NORWAY — (0.6%)
	Aker BP ASA
Ω	6.000%, 06/13/33		1,000	942,010
	Equinor ASA
	2.650%, 01/15/24		81	80,512
	6.875%, 03/11/31	GBP	7,814	10,267,352
	Kommunalbanken AS
	1.000%, 12/12/24	GBP	4,760	5,504,179
	3.400%, 07/24/28	AUD	1,000	583,561

TOTAL NORWAY				17,377,614

	SPAIN — (0.8%)
	Autonomous Community of Madrid
	1.723%, 04/30/32	EUR	6,000	5,326,972
	Banco Bilbao Vizcaya Argentaria SA
	1.750%, 11/26/25	EUR	1,500	1,515,205
	Banco Santander SA
	0.250%, 06/19/24	EUR	2,000	2,065,898
	1.000%, 11/04/31	EUR	500	410,867
	Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	300	279,426
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		206	197,862
	4.400%, 07/13/27		2,000	1,840,064
	Santander U.K. PLC
	4.000%, 03/13/24		103	102,176
	3.875%, 10/15/29	GBP	1,478	1,618,573
	Telefonica Emisiones SA
	5.445%, 10/08/29	GBP	650	766,974
	7.045%, 06/20/36		4,530	4,522,673
	4.665%, 03/06/38		3,954	3,074,353

101

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SPAIN — (Continued)
Telefonica Europe BV
8.250%, 09/15/30		500	$543,652

TOTAL SPAIN			22,264,695

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.1%)
Asian Development Bank
2.350%, 06/21/27	JPY	980,000	6,950,490
4.800%, 01/17/33	AUD	5,000	2,967,419
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	8,000	4,541,269
European Investment Bank
2.150%, 01/18/27	JPY	1,009,600	7,054,250
4.550%, 06/02/33	AUD	2,170	1,263,414
European Union
3.375%, 10/04/38	EUR	4,000	3,980,142
Inter-American Development Bank
1.375%, 12/15/24	GBP	20,634	23,985,811
International Finance Corp.
2.875%, 12/18/24	GBP	4,300	5,080,144
1.250%, 02/06/31	AUD	3,000	1,415,025
1.500%, 04/15/35	AUD	10,100	4,068,007

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			61,305,971

SWEDEN — (0.5%)
Investor AB
2.750%, 06/10/32	EUR	3,909	3,767,834
Skandinaviska Enskilda Banken AB
4.000%, 11/09/26	EUR	2,500	2,625,692
Swedbank AB
0.200%, 01/12/28	EUR	2,000	1,774,730
Volvo Treasury AB
4.750%, 06/15/26	GBP	5,200	6,192,983

TOTAL SWEDEN			14,361,239

SWITZERLAND — (0.7%)
UBS AG
0.500%, 03/31/31	EUR	4,000	3,177,687
UBS Group AG
1.250%, 09/01/26	EUR	1,800	1,745,129
0.875%, 11/03/31	EUR	17,900	13,924,609
0.625%, 02/24/33	EUR	200	146,353

TOTAL SWITZERLAND			18,993,778

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (3.8%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		300	$221,254
Ω	5.500%, 08/11/32		1,000	894,759
Ω	5.950%, 10/15/33		5,000	4,561,820
Barclays PLC
	4.375%, 01/12/26		2,000	1,909,053
	3.250%, 02/12/27	GBP	1,657	1,818,432
	3.250%, 01/17/33	GBP	7,500	6,967,442
BAT Capital Corp.
	2.726%, 03/25/31		4,000	3,014,460
BAT International Finance PLC
	1.250%, 03/13/27	EUR	209	200,188
	3.125%, 03/06/29	EUR	3,200	3,107,084
	2.250%, 01/16/30	EUR	6,500	5,809,731
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	4,750	4,073,835
	2.822%, 04/07/32	EUR	4,000	3,813,774
British Telecommunications PLC
	1.500%, 06/23/27	EUR	2,500	2,420,971
	5.125%, 12/04/28		1,000	949,681
	5.750%, 12/07/28	GBP	1,000	1,206,844
Ω	3.250%, 11/08/29		4,000	3,404,156
	3.125%, 11/21/31	GBP	1,500	1,495,710
Centrica PLC
	4.375%, 03/13/29	GBP	1,000	1,125,584
CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	1,649,210
CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	2,000	1,965,104
	1.625%, 07/03/29	EUR	2,550	2,333,236
Coca-Cola Europacific Partners PLC
	1.750%, 05/26/28	EUR	1,400	1,353,356
Diageo Finance PLC
	2.500%, 03/27/32	EUR	1,800	1,719,478
HSBC Holdings PLC
	0.875%, 09/06/24	EUR	343	353,254
	2.625%, 08/16/28	GBP	5,164	5,433,899
	4.950%, 03/31/30		2,000	1,839,732
Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	3,453	4,077,585
Lloyds Banking Group PLC
	3.750%, 01/11/27		3,500	3,217,979
	1.500%, 09/12/27	EUR	2,100	2,010,635
LSEGA Financing PLC
Ω	3.200%, 04/06/41		1,736	1,160,425
National Grid Electricity Distribution South West PLC
	2.375%, 05/16/29	GBP	1,300	1,316,216

102

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	National Grid PLC
	0.750%, 09/01/33	EUR	5,000	$3,654,096
	4.275%, 01/16/35	EUR	500	501,002
	Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	1,655,019
	3.250%, 09/05/29	EUR	4,800	4,764,468
	NatWest Group PLC
	4.800%, 04/05/26		2,600	2,505,132
	Rolls-Royce PLC
Ω	3.625%, 10/14/25		5,720	5,345,674
	3.375%, 06/18/26	GBP	800	889,709
	Smith & Nephew PLC
	2.032%, 10/14/30		600	451,375
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	4,200	3,519,801
	Transport for London
	4.000%, 09/12/33	GBP	5,900	6,208,869
	Vodafone Group PLC
	4.200%, 12/13/27	AUD	1,800	1,065,921
	7.875%, 02/15/30		77	82,736
	6.150%, 02/27/37		5,000	4,746,771

TOTAL UNITED KINGDOM				110,815,460

UNITED STATES — (44.1%)
	AbbVie, Inc.
	3.800%, 03/15/25		29	28,230
	2.625%, 11/15/28	EUR	3,416	3,400,784
	2.125%, 06/01/29	EUR	1,500	1,450,447
	4.050%, 11/21/39		4,530	3,539,413
	4.400%, 11/06/42		500	397,071
	Advance Auto Parts, Inc.
#	3.900%, 04/15/30		1,400	1,135,284
	3.500%, 03/15/32		2,600	1,927,929
	AECOM
	5.125%, 03/15/27		5,660	5,343,612
	Aetna, Inc.
	6.750%, 12/15/37		700	704,871
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30		3,100	2,566,611
	Air Products & Chemicals, Inc.
	4.000%, 03/03/35	EUR	7,250	7,421,391
	Alabama Power Co.
	2.800%, 04/01/25		30	28,778
	Allstate Corp.
	5.950%, 04/01/36		600	574,553
	Ally Financial, Inc.
#	8.000%, 11/01/31		7,775	7,588,735
	Altria Group, Inc.
	2.200%, 06/15/27	EUR	4,700	4,620,351
	4.800%, 02/14/29		598	560,081

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.400%, 05/06/30		400	$334,531
	3.125%, 06/15/31	EUR	4,118	3,693,185
	2.450%, 02/04/32		612	446,604
	5.800%, 02/14/39		1,000	888,871
	4.500%, 05/02/43		1,000	705,907
	Amazon.com, Inc.
	2.875%, 05/12/41		7,000	4,699,176
	American International Group, Inc.
	1.875%, 06/21/27	EUR	4,075	3,962,260
	American Medical Systems Europe BV
	1.625%, 03/08/31	EUR	1,000	900,721
	American Tower Corp.
	0.875%, 05/21/29	EUR	1,000	862,190
	0.950%, 10/05/30	EUR	2,000	1,641,880
	1.000%, 01/15/32	EUR	3,247	2,584,716
	4.050%, 03/15/32		2,725	2,286,225
	American Water Capital Corp.
	3.850%, 03/01/24		25	24,833
	Ameriprise Financial, Inc.
	4.500%, 05/13/32		3,000	2,699,002
	Amgen, Inc.
	3.125%, 05/01/25		37	35,579
	3.350%, 02/22/32		1,655	1,362,978
	3.150%, 02/21/40		2,000	1,339,441
	4.950%, 10/01/41		1,500	1,235,474
	Amphenol Technologies Holding GmbH
	2.000%, 10/08/28	EUR	3,000	2,921,100
	Aon Corp.
	3.750%, 05/02/29		5,000	4,470,300
	Aon Global Ltd.
	4.000%, 11/27/23		47	46,930
	3.500%, 06/14/24		107	105,339
	Apache Corp.
	6.000%, 01/15/37		500	442,465
	Apple, Inc.
	2.500%, 02/09/25		53	51,163
	3.000%, 06/20/27		64	59,375
	Ares Capital Corp.
	4.200%, 06/10/24		6,000	5,899,000
	3.875%, 01/15/26		4,000	3,740,803
	3.200%, 11/15/31		3,700	2,758,210
	Arizona Public Service Co.
	2.600%, 08/15/29		3,900	3,306,419
	2.200%, 12/15/31		500	369,627
	5.050%, 09/01/41		700	566,511
	Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	1,991,779
	Ashland, Inc.
Ω	3.375%, 09/01/31		12,270	9,405,884

103

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Assurant, Inc.
2.650%, 01/15/32		4,450	$3,206,269
AT&T, Inc.
1.800%, 09/05/26	EUR	800	798,561
4.375%, 09/14/29	GBP	500	558,751
2.600%, 12/17/29	EUR	1,463	1,414,969
3.550%, 12/17/32	EUR	1,500	1,480,291
2.550%, 12/01/33		931	668,179
4.850%, 03/01/39		1,700	1,386,860
3.500%, 06/01/41		3,355	2,242,950
4.300%, 12/15/42		3,500	2,591,621
Autodesk, Inc.
3.500%, 06/15/27		1,889	1,746,683
AutoNation, Inc.
2.400%, 08/01/31		7,300	5,199,693
3.850%, 03/01/32		8,000	6,271,211
AutoZone, Inc.
3.250%, 04/15/25		72	69,361
Avnet, Inc.
4.625%, 04/15/26		65	62,301
3.000%, 05/15/31		555	420,094
Ball Corp.
2.875%, 08/15/30		7,865	6,135,111
Bank of America Corp.
4.000%, 04/01/24		72	71,448
2.300%, 07/25/25	GBP	200	228,903
7.000%, 07/31/28	GBP	1,500	1,909,626
5.875%, 02/07/42		13,200	12,371,527
Bath & Body Works, Inc.
5.250%, 02/01/28		2,000	1,833,896
Baxter International, Inc.
1.300%, 05/15/29	EUR	1,300	1,172,433
Belo Corp.
7.250%, 09/15/27		1,000	952,991
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		100	76,533
2.000%, 03/18/34	EUR	6,500	5,612,274
Berkshire Hathaway, Inc.
0.440%, 09/13/29	JPY	2,020,000	12,593,550
0.437%, 04/15/31	JPY	2,050,000	12,227,419
0.472%, 01/23/32	JPY	1,100,000	6,488,309
Black Hills Corp.
4.350%, 05/01/33		2,250	1,866,713
Block Financial LLC
2.500%, 07/15/28		1,500	1,265,159
Block, Inc.
# 3.500%, 06/01/31		11,932	9,208,576
Boardwalk Pipelines LP
3.600%, 09/01/32		1,700	1,347,504
Boeing Co.
2.500%, 03/01/25		75	71,516
2.950%, 02/01/30		2,000	1,651,632

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Booking Holdings, Inc.
	4.750%, 11/15/34	EUR	5,000	$5,439,291
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	1,600	1,303,139
	Boston Properties LP
	3.400%, 06/21/29		200	161,907
	2.450%, 10/01/33		3,000	1,949,991
	Brighthouse Financial, Inc.
#	5.625%, 05/15/30		749	686,360
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		8,200	6,512,152
	Brixmor Operating Partnership LP
	2.500%, 08/16/31		2,550	1,875,048
	Broadcom, Inc.
	4.300%, 11/15/32		2,700	2,297,696
Ω	3.419%, 04/15/33		1,000	777,524
Ω	3.137%, 11/15/35		205	144,606
Ω	3.500%, 02/15/41		14,600	9,710,203
	Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	5,329,847
	Brown & Brown, Inc.
	4.200%, 09/15/24		54	53,064
	4.500%, 03/15/29		1,800	1,645,884
	Brown-Forman Corp.
	1.200%, 07/07/26	EUR	2,000	1,975,494
	Brunswick Corp.
	2.400%, 08/18/31		2,700	1,903,672
#	4.400%, 09/15/32		10,000	7,866,125
	Camden Property Trust
	4.250%, 01/15/24		5,000	4,977,467
	Campbell Soup Co.
	3.300%, 03/19/25		47	45,167
	Capital One Financial Corp.
	3.750%, 04/24/24		54	53,293
	3.800%, 01/31/28		4,400	3,878,954
	1.650%, 06/12/29	EUR	8,515	7,281,647
	CBRE Services, Inc.
	5.950%, 08/15/34		1,713	1,557,431
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	1,690,171
	Cencora, Inc.
	3.400%, 05/15/24		433	427,077
	Charles Schwab Corp.
	2.750%, 10/01/29		2,000	1,647,617
	Chemours Co.
	5.375%, 05/15/27		1,600	1,445,465
	Choice Hotels International, Inc.
	3.700%, 12/01/29		1,500	1,228,480
	Chubb INA Holdings, Inc.
	3.350%, 05/15/24		60	59,162
	0.300%, 12/15/24	EUR	750	758,793

104

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	1.550%, 03/15/28	EUR	4,900	$4,675,907
	0.875%, 12/15/29	EUR	4,000	3,497,292
	1.400%, 06/15/31	EUR	1,500	1,291,750
Cigna Group
	4.800%, 08/15/38		7,336	6,214,157
Citigroup, Inc.
	1.500%, 10/26/28	EUR	1,900	1,779,336
	8.125%, 07/15/39		2,000	2,255,070
	5.875%, 01/30/42		4,000	3,706,683
CMS Energy Corp.
	3.600%, 11/15/25		37	35,145
	3.000%, 05/15/26		58	54,131
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,167,985
	5.250%, 05/30/29		2,000	1,845,507
Comcast Corp.
	0.250%, 09/14/29	EUR	1,000	855,576
	0.750%, 02/20/32	EUR	4,700	3,845,825
	4.400%, 08/15/35		1,000	850,801
	4.600%, 10/15/38		4,600	3,821,480
	3.250%, 11/01/39		3,780	2,606,629
Conagra Brands, Inc.
	5.300%, 11/01/38		5,000	4,185,508
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	14,582
	5.500%, 12/01/39		1,905	1,684,773
Constellation Energy Generation LLC
	6.250%, 10/01/39		1,500	1,390,411
Continental Resources, Inc.
#Ω	5.750%, 01/15/31		3,000	2,782,157
Ω	2.875%, 04/01/32		3,000	2,216,672
Corporate Office Properties LP
	2.750%, 04/15/31		2,000	1,465,885
	2.900%, 12/01/33		2,875	1,953,001
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	76,694
Ω	3.500%, 08/15/27		800	729,389
Ω	4.800%, 02/01/35		8,000	6,737,899
Ω	8.375%, 03/01/39		2,225	2,440,349
Crown Castle, Inc.
	2.900%, 04/01/41		1,600	964,740
CSX Corp.
	6.150%, 05/01/37		3,000	2,991,669
CVS Health Corp.
	3.375%, 08/12/24		174	170,474
	3.250%, 08/15/29		800	691,225
	6.125%, 09/15/39		800	745,431
	4.125%, 04/01/40		1,000	740,673
Deere & Co.
	5.375%, 10/16/29		5	4,993
Dell, Inc.
	6.500%, 04/15/38		3,500	3,338,872

			Face Amount^	Value†
			(000)
	UNITED STATES — (Continued)
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		5,000	$4,070,005
	Devon Energy Corp.
	5.600%, 07/15/41		197	167,230
	4.750%, 05/15/42		1,000	762,401
	DH Europe Finance II SARL
	0.750%, 09/18/31	EUR	2,335	1,946,360
	Dick’s Sporting Goods, Inc.
#	3.150%, 01/15/32		12,700	9,584,082
	Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	844,702
	Discovery Communications LLC
	3.900%, 11/15/24		63	61,296
	3.450%, 03/15/25		66	63,480
	1.900%, 03/19/27	EUR	5,700	5,536,254
#	3.625%, 05/15/30		3,000	2,498,540
	Dominion Energy, Inc.
	4.900%, 08/01/41		1,500	1,197,997
	Dover Corp.
	1.250%, 11/09/26	EUR	3,100	3,034,890
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,570,703
	4.250%, 10/01/34		2,405	2,027,825
	DPL, Inc.
	4.125%, 07/01/25		940	884,585
	4.350%, 04/15/29		6,075	4,955,080
	Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	4,765,959
	3.300%, 06/15/41		1,250	817,381
	DXC Technology Co.
	1.750%, 01/15/26	EUR	2,350	2,323,096
	Eagle Materials, Inc.
	2.500%, 07/01/31		500	381,215
	Eastman Chemical Co.
	3.800%, 03/15/25		51	49,310
	1.875%, 11/23/26	EUR	5,000	4,920,113
	Eaton Capital UnLtd Co.
	0.577%, 03/08/30	EUR	1,000	853,227
	Edison International
	4.125%, 03/15/28		995	905,084
	Elevance Health, Inc.
	3.500%, 08/15/24		58	56,863
	4.625%, 05/15/42		1,000	801,802
	4.650%, 01/15/43		2,000	1,591,860
	Emerson Electric Co.
	3.150%, 06/01/25		62	59,821
	2.000%, 10/15/29	EUR	3,000	2,874,964
	Energy Transfer LP
	3.750%, 05/15/30		4,050	3,461,447
	EnerSys
Ω	4.375%, 12/15/27		3,700	3,276,583
	Entergy Corp.
	2.800%, 06/15/30		2,000	1,623,495

105

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	UNITED STATES — (Continued)
	Enterprise Products Operating LLC
	3.900%, 02/15/24		24	$23,866
	EPR Properties
	4.950%, 04/15/28		1,500	1,307,080
	3.750%, 08/15/29		7,600	5,996,117
	3.600%, 11/15/31		6,000	4,318,845
	EQM Midstream Partners LP
Ω	4.750%, 01/15/31		6,000	5,052,016
	Equifax, Inc.
	3.250%, 06/01/26		900	834,183
	3.100%, 05/15/30		4,800	3,940,526
	Equinix, Inc.
	2.500%, 05/15/31		1,145	874,144
	Equitable Holdings, Inc.
	4.350%, 04/20/28		800	732,280
	Exelon Corp.
	3.950%, 06/15/25		27	26,118
	Expedia Group, Inc.
	3.250%, 02/15/30		2,500	2,070,278
	Exxon Mobil Corp.
	0.835%, 06/26/32	EUR	3,000	2,416,100
	FedEx Corp.
	1.625%, 01/11/27	EUR	2,000	1,959,792
	0.950%, 05/04/33	EUR	3,900	2,984,920
	4.900%, 01/15/34		1,300	1,183,868
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		8,000	7,818,870
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	2,393,141
	2.450%, 03/15/31		2,350	1,763,096
	Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	2,726,750
	3.360%, 05/21/31	GBP	3,143	3,194,324
	3.100%, 03/01/41		39	24,607
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	9,105,445
	3.000%, 07/01/31	GBP	2,000	1,980,369
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,500	1,230,754
	Flex Ltd.
	4.875%, 06/15/29		1,944	1,777,644
	4.875%, 05/12/30		10,200	9,256,983
	Flowserve Corp.
	3.500%, 10/01/30		300	241,310
	2.800%, 01/15/32		13,730	10,117,641
	FMC Corp.
	5.650%, 05/18/33		1,500	1,322,366

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ford Motor Co.
3.250%, 02/12/32		2,000	$1,509,498
Ford Motor Credit Co. LLC
4.134%, 08/04/25		4,000	3,812,545
5.113%, 05/03/29		2,601	2,367,318
4.000%, 11/13/30		1,113	916,764
3.625%, 06/17/31		1,000	790,000
Fortune Brands Innovations, Inc.
4.000%, 03/25/32		500	414,403
Fox Corp.
4.709%, 01/25/29		279	260,733
5.476%, 01/25/39		1,000	827,461
GATX Corp.
3.250%, 03/30/25		60	57,568
3.250%, 09/15/26		32	29,619
3.500%, 03/15/28		500	445,950
3.500%, 06/01/32		3,065	2,422,771
General Mills, Inc.
1.500%, 04/27/27	EUR	2,000	1,955,369
General Motors Co.
6.125%, 10/01/25		2,000	1,996,448
# 4.200%, 10/01/27		1,400	1,296,533
6.800%, 10/01/27		1,035	1,051,150
5.150%, 04/01/38		1,000	804,342
General Motors Financial Co., Inc.
# 4.350%, 01/17/27		1,058	993,837
3.600%, 06/21/30		1,000	825,161
2.700%, 06/10/31		2,500	1,880,063
3.100%, 01/12/32		1,000	760,427
Gilead Sciences, Inc.
2.600%, 10/01/40		960	600,423
5.650%, 12/01/41		10,700	9,894,634
GlaxoSmithKline Capital PLC
5.250%, 12/19/33	GBP	1,388	1,666,860
Global Payments, Inc.
2.900%, 05/15/30		2,900	2,322,912
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29		5,500	5,023,776
3.250%, 01/15/32		1,000	756,355
Goldman Sachs Group, Inc.
4.000%, 03/03/24		2,500	2,483,793
2.000%, 03/22/28	EUR	2,000	1,942,631
3.800%, 03/15/30		950	820,789
3.000%, 02/12/31	EUR	500	483,625
0.750%, 03/23/32	EUR	6,379	4,949,012
# 6.125%, 02/15/33		2,484	2,466,736
Goodyear Tire & Rubber Co.
4.875%, 03/15/27		2,739	2,519,287

106

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		1,151	$1,071,742
Ω	3.500%, 03/15/28		2,879	2,491,272
Ω	3.750%, 02/01/30		4,540	3,713,270
Halliburton Co.
	2.920%, 03/01/30		300	251,714
Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		7,800	7,166,756
Hasbro, Inc.
	6.350%, 03/15/40		1,350	1,230,725
HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		5,400	3,876,084
HCA, Inc.
	3.500%, 09/01/30		725	600,041
	7.500%, 11/06/33		273	278,937
Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	1,166,317
Hess Corp.
	5.600%, 02/15/41		5,500	5,106,821
Home Depot, Inc.
	5.875%, 12/16/36		2,000	1,980,631
	3.300%, 04/15/40		2,000	1,414,045
	5.400%, 09/15/40		2,500	2,285,472
	4.200%, 04/01/43		600	465,940
Howmet Aerospace, Inc.
	6.875%, 05/01/25		32	32,112
	6.750%, 01/15/28		700	700,197
	5.950%, 02/01/37		500	456,754
HP, Inc.
#	5.500%, 01/15/33		2,000	1,836,108
#	6.000%, 09/15/41		10,400	9,418,150
Humana, Inc.
	3.850%, 10/01/24		91	89,223
Huntsman International LLC
	4.500%, 05/01/29		5,550	4,964,112
Hyatt Hotels Corp.
	4.375%, 09/15/28		5,300	4,851,957
Intel Corp.
	4.600%, 03/25/40		2,400	2,009,321
	2.800%, 08/12/41		1,657	1,037,219
	5.625%, 02/10/43		11,900	10,896,271
Intercontinental Exchange, Inc.
	2.650%, 09/15/40		2,611	1,634,799
International Business Machines Corp.
	1.500%, 05/23/29	EUR	500	467,172
	0.875%, 02/09/30	EUR	2,900	2,547,676
	1.750%, 01/31/31	EUR	2,123	1,924,832
	0.650%, 02/11/32	EUR	13,860	11,163,262

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.850%, 05/15/40		1,500	$960,932
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		3,500	2,128,467
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		274	271,019
	4.650%, 10/01/28		500	465,729
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	720,028
	2.700%, 01/15/34		2,100	1,487,918
	ITC Holdings Corp.
	3.650%, 06/15/24		2,070	2,037,130
	J M Smucker Co.
	3.500%, 03/15/25		58	56,139
	Jabil, Inc.
	3.600%, 01/15/30		1,883	1,599,349
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,671	1,247,147
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	694,638
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		106	103,438
	Jefferies Financial Group, Inc.
	4.850%, 01/15/27		57	54,172
	2.625%, 10/15/31		1,200	884,707
	2.750%, 10/15/32		3,200	2,317,321
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.134%, 06/08/26		5,000	5,034,164
	John Deere Cash Management SARL
	2.200%, 04/02/32	EUR	2,000	1,864,275
	Johnson & Johnson
	2.450%, 03/01/26		38	35,702
	2.950%, 03/03/27		100	93,176
	JPMorgan Chase & Co.
	5.500%, 10/15/40		2,700	2,459,696
	5.600%, 07/15/41		11,700	10,763,849
	5.400%, 01/06/42		3,700	3,331,489
	Juniper Networks, Inc.
	3.750%, 08/15/29		4,000	3,511,140
	2.000%, 12/10/30		750	551,008
	KB Home
	4.000%, 06/15/31		6,540	5,106,473
	Kellanova
	7.450%, 04/01/31		61	64,683
	Kemper Corp.
	2.400%, 09/30/30		5,200	3,774,554
	3.800%, 02/23/32		3,500	2,659,927

107

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	UNITED STATES — (Continued)
	Kilroy Realty LP
	2.500%, 11/15/32		10,500	$6,947,404
	Kimco Realty OP LLC
	1.900%, 03/01/28		400	332,342
	Kinder Morgan Energy Partners LP
	4.250%, 09/01/24		500	491,910
	6.950%, 01/15/38		4,500	4,461,027
	5.000%, 08/15/42		1,000	781,304
	5.000%, 03/01/43		6,900	5,331,860
	Kraft Heinz Foods Co.
	2.250%, 05/25/28	EUR	200	197,079
	Kroger Co.
	7.500%, 04/01/31		90	96,529
	6.900%, 04/15/38		1,500	1,526,373
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	45,000
	3.250%, 09/01/24		500	488,788
	Las Vegas Sands Corp.
#	3.900%, 08/08/29		9,721	8,393,066
	Lazard Group LLC
	4.500%, 09/19/28		1,800	1,657,404
	Lear Corp.
	3.800%, 09/15/27		2,076	1,901,764
	4.250%, 05/15/29		1,000	894,066
	Legg Mason, Inc.
	3.950%, 07/15/24		55	54,247
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	5,312,419
Ω	4.569%, 02/01/29		78	72,348
	4.625%, 12/02/30	EUR	2,000	2,038,726
	Lincoln National Corp.
#	3.050%, 01/15/30		7,900	6,240,937
#	3.400%, 01/15/31		127	99,198
	6.300%, 10/09/37		3,550	3,287,799
	7.000%, 06/15/40		800	755,568
	Linde Finance BV
	0.550%, 05/19/32	EUR	5,000	4,044,366
	Loews Corp.
	4.125%, 05/15/43		3,000	2,234,458
	LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	5,555,011
	Marathon Petroleum Corp.
	3.625%, 09/15/24		96	93,883
	Markel Group, Inc.
	3.350%, 09/17/29		4,300	3,739,718
	Marriott International, Inc.
	3.750%, 03/15/25		1,500	1,454,764
	4.000%, 04/15/28		5,901	5,422,457
	4.650%, 12/01/28		650	607,934
	2.750%, 10/15/33		250	183,077

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Mars, Inc.
Ω	3.600%, 04/01/34		595	$487,508
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		97	95,594
	1.349%, 09/21/26	EUR	5,000	4,910,971
	2.375%, 12/15/31		1,900	1,454,063
Masonite International Corp.
Ω	3.500%, 02/15/30		10,200	8,076,592
McDonald’s Corp.
	5.875%, 04/23/32	GBP	750	922,712
McKesson Corp.
	3.125%, 02/17/29	GBP	4,420	4,739,635
Medtronic Global Holdings SCA
	1.625%, 03/07/31	EUR	4,600	4,178,622
	1.000%, 07/02/31	EUR	4,000	3,446,360
	3.125%, 10/15/31	EUR	5,000	4,991,895
Merck & Co., Inc.
	2.750%, 02/10/25		136	131,530
MetLife, Inc.
	3.600%, 04/10/24		189	187,065
#	6.500%, 12/15/32		281	287,433
	6.375%, 06/15/34		2,600	2,619,769
	5.700%, 06/15/35		1,215	1,153,132
MGM Resorts International
	5.750%, 06/15/25		2,928	2,863,212
	4.625%, 09/01/26		2,693	2,502,577
Micron Technology, Inc.
	5.327%, 02/06/29		550	522,571
	2.703%, 04/15/32		500	371,221
	3.366%, 11/01/41		1,500	945,314
Microsoft Corp.
#	5.300%, 02/08/41		12,000	11,752,210
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		6,000	4,893,719
#Ω	3.875%, 05/15/32		4,850	3,810,933
Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	1,200	1,242,823
	5.000%, 05/01/42		4,600	3,763,997
Mondelez International, Inc.
	1.625%, 03/08/27	EUR	2,500	2,455,666
Morgan Stanley
	1.750%, 01/30/25	EUR	2,000	2,050,598
	1.375%, 10/27/26	EUR	2,550	2,487,160
	1.875%, 04/27/27	EUR	2,906	2,846,945
	7.250%, 04/01/32		1,500	1,600,686
	6.375%, 07/24/42		3,527	3,495,899
Mosaic Co.
#	4.050%, 11/15/27		866	808,181
Motorola Solutions, Inc.
	4.600%, 02/23/28		100	94,598
	4.600%, 05/23/29		260	242,272
MPLX LP
	4.125%, 03/01/27		2,876	2,700,945
	4.000%, 03/15/28		1,500	1,374,170

108

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	UNITED STATES — (Continued)
	4.500%, 04/15/38		3,500	$2,726,692
	Mylan, Inc.
	4.200%, 11/29/23		52	51,917
	Nasdaq, Inc.
	1.750%, 03/28/29	EUR	5,924	5,544,110
	0.900%, 07/30/33	EUR	1,000	756,277
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	1,361,871
	Netflix, Inc.
Ω	5.375%, 11/15/29		1,000	969,572
	NewMarket Corp.
	2.700%, 03/18/31		3,255	2,499,052
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27		468	430,590
	NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		4,700	4,208,356
	Nordstrom, Inc.
#	4.000%, 03/15/27		1,500	1,324,155
#	4.375%, 04/01/30		2,300	1,785,295
	NOV, Inc.
	3.600%, 12/01/29		5,000	4,323,288
	Nucor Corp.
	3.125%, 04/01/32		2,300	1,858,123
	NuStar Logistics LP
	5.625%, 04/28/27		432	407,304
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	31,223
	Omnicom Group, Inc.
	4.200%, 06/01/30		300	264,229
	OneMain Finance Corp.
	6.875%, 03/15/25		3,500	3,453,080
	7.125%, 03/15/26		5,000	4,855,989
	ONEOK, Inc.
	4.000%, 07/13/27		77	71,579
	4.550%, 07/15/28		1,766	1,646,414
	4.350%, 03/15/29		3,073	2,792,326
	6.350%, 01/15/31		2,000	1,972,786
	Oracle Corp.
	4.300%, 07/08/34		500	416,765
	3.800%, 11/15/37		2,000	1,471,740
	6.125%, 07/08/39		1,400	1,308,221
	3.600%, 04/01/40		2,000	1,373,304
	5.375%, 07/15/40		1,100	936,124
	3.650%, 03/25/41		9,000	6,128,677
	Owens Corning
	4.200%, 12/01/24		2,000	1,958,320
	3.875%, 06/01/30		583	502,946
	Paramount Global
	7.875%, 07/30/30		2,013	1,982,089

			Face
			Amount^	Value†
			(000)
	UNITED STATES — (Continued)
#	4.950%, 01/15/31		500	$417,558
#	4.200%, 05/19/32		3,000	2,316,270
	5.500%, 05/15/33		400	333,006
	Parker-Hannifin Corp.
	3.300%, 11/21/24		71	69,057
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		1,589	1,460,255
	Perrigo Finance Unlimited Co.
	4.375%, 03/15/26		2,500	2,346,915
	Pfizer, Inc.
	3.900%, 03/15/39		400	313,162
	Philip Morris International, Inc.
	2.875%, 05/01/24		5,800	5,714,855
	3.250%, 11/10/24		68	66,229
	2.875%, 05/14/29	EUR	2,650	2,594,874
	3.375%, 08/15/29		1,600	1,392,582
	0.800%, 08/01/31	EUR	4,700	3,735,353
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	3,692,139
	Plains All American Pipeline LP/PAA Finance Corp.
	3.800%, 09/15/30		5,000	4,213,462
	6.700%, 05/15/36		800	740,753
	6.650%, 01/15/37		1,700	1,607,246
	4.300%, 01/31/43		534	361,667
	PNC Financial Services Group, Inc.
	2.550%, 01/22/30		4,600	3,654,341
	PPG Industries, Inc.
	1.875%, 06/01/25	EUR	2,950	3,016,174
	1.400%, 03/13/27	EUR	1,800	1,743,682
	Primerica, Inc.
	2.800%, 11/19/31		4,350	3,354,124
	Principal Financial Group, Inc.
	3.700%, 05/15/29		2,800	2,487,758
	6.050%, 10/15/36		500	479,265
	4.625%, 09/15/42		1,000	771,665
	Progress Energy, Inc.
	7.750%, 03/01/31		1,130	1,206,709
	7.000%, 10/30/31		630	658,951
	Prologis Euro Finance LLC
	0.625%, 09/10/31	EUR	1,493	1,180,075
	0.500%, 02/16/32	EUR	11,500	8,696,944
	Prudential Financial, Inc.
	3.000%, 03/10/40		400	265,444
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	629,264

109

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	UNITED STATES — (Continued)
	Public Storage Operating Co.
	0.875%, 01/24/32	EUR	9,400	$7,426,427
	PulteGroup, Inc.
	6.000%, 02/15/35		800	744,369
	PVH Corp.
	4.625%, 07/10/25		1,400	1,343,156
	Quanta Services, Inc.
	2.900%, 10/01/30		301	237,020
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	3,859
	Radian Group, Inc.
	4.500%, 10/01/24		6,000	5,847,000
	Rayonier LP
	2.750%, 05/17/31		3,185	2,433,074
	Realty Income Corp.
	4.600%, 02/06/24		2,200	2,190,502
	5.875%, 03/15/35		156	145,981
	Revvity, Inc.
	3.300%, 09/15/29		1,100	936,979
	Rockwell Automation, Inc.
	2.875%, 03/01/25		67	64,692
	Royalty Pharma PLC
	2.150%, 09/02/31		1,600	1,174,820
	3.300%, 09/02/40		2,900	1,832,542
	RTX Corp.
	4.450%, 11/16/38		1,000	797,438
	4.500%, 06/01/42		3,000	2,327,946
	Ryder System, Inc.
	2.500%, 09/01/24		700	679,279
	Sabra Health Care LP
	3.900%, 10/15/29		8,230	6,776,371
	3.200%, 12/01/31		3,658	2,684,640
	Schlumberger Finance BV
	0.500%, 10/15/31	EUR	5,600	4,542,074
	2.000%, 05/06/32	EUR	2,900	2,624,450
	Seagate HDD Cayman
	4.091%, 06/01/29		1,900	1,638,068
	4.125%, 01/15/31		9,500	7,527,092
	5.750%, 12/01/34		2,800	2,369,776
	Sealed Air Corp.
Ω	4.000%, 12/01/27		1,600	1,406,452
Ω	6.875%, 07/15/33		3,492	3,273,750
	Sempra
	3.800%, 02/01/38		1,253	934,334
	Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	4,226,090
	Simon Property Group LP
	2.450%, 09/13/29		6,500	5,306,357
	2.650%, 07/15/30		7,264	5,856,172
	2.250%, 01/15/32		500	366,645
	Southern Power Co.
	1.850%, 06/20/26	EUR	1,200	1,202,301

			Face
			Amount^	Value†
			(000)
	UNITED STATES — (Continued)
	Southwest Gas Corp.
	2.200%, 06/15/30		900	$697,148
	Steel Dynamics, Inc.
	3.250%, 01/15/31		700	578,764
	Steelcase, Inc.
	5.125%, 01/18/29		5,542	4,883,599
	Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		800	605,066
	STORE Capital Corp.
	4.625%, 03/15/29		1,200	1,008,196
	Stryker Corp.
	3.375%, 05/15/24		6	5,922
	2.125%, 11/30/27	EUR	5,509	5,450,150
	Sutter Health
	2.294%, 08/15/30		2,400	1,895,152
	Tanger Properties LP
	2.750%, 09/01/31		1,000	707,421
	Tapestry, Inc.
	3.050%, 03/15/32		1,800	1,291,468
	Targa Resources Corp.
	4.200%, 02/01/33		1,500	1,243,294
	Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	93,750
Ω	5.750%, 01/15/28		5,000	4,538,253
Ω	5.125%, 08/01/30		2,100	1,764,848
	Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,573,413
	Textron, Inc.
	2.450%, 03/15/31		750	584,914
	Thermo Fisher Scientific Finance I BV
	0.800%, 10/18/30	EUR	3,000	2,582,179
	Thermo Fisher Scientific, Inc.
	0.875%, 10/01/31	EUR	8,300	6,978,397
	2.375%, 04/15/32	EUR	4,821	4,521,565
	Timken Co.
	4.125%, 04/01/32		600	500,930
	Toll Brothers Finance Corp.
	4.875%, 03/15/27		1,800	1,714,812
	4.350%, 02/15/28		4,018	3,690,266
	3.800%, 11/01/29		4,000	3,445,629
	Travelers Cos., Inc.
	6.250%, 06/15/37		1,200	1,214,757
	5.350%, 11/01/40		500	454,674
	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		3,400	3,365,904
	Trimble, Inc.
	4.750%, 12/01/24		1,300	1,279,857
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41		1,700	1,333,980
	4.125%, 12/01/41		7,011	5,345,894

110

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
U.S. Cellular Corp.
6.700%, 12/15/33		800	$759,192
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,692,115
United Parcel Service, Inc.
5.200%, 04/01/40		1,000	908,163
# 4.875%, 11/15/40		255	223,434
UnitedHealth Group, Inc.
4.625%, 07/15/35		1,000	889,010
3.500%, 08/15/39		5,300	3,891,790
2.750%, 05/15/40		3,000	1,942,260
Unum Group
3.875%, 11/05/25		23	21,923
4.000%, 06/15/29		5,100	4,543,734
5.750%, 08/15/42		125	103,623
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,035,424
3.125%, 11/22/28	EUR	3,400	3,320,674
Verizon Communications, Inc.
# 4.329%, 09/21/28		200	186,215
1.375%, 11/02/28	EUR	2,000	1,868,178
4.016%, 12/03/29		183	163,431
2.625%, 12/01/31	EUR	2,500	2,359,490
2.355%, 03/15/32		53	39,631
4.750%, 02/17/34	GBP	1,500	1,632,853
3.400%, 03/22/41		5,000	3,374,031
VF Corp.
# 2.950%, 04/23/30		2,166	1,696,431
Viatris, Inc.
3.850%, 06/22/40		12,500	7,779,886
VMware, Inc.
3.900%, 08/21/27		3,521	3,262,421
Vontier Corp.
2.950%, 04/01/31		13,875	10,445,916
Voya Financial, Inc.
5.700%, 07/15/43		500	419,704
Walgreens Boots Alliance, Inc.
2.125%, 11/20/26	EUR	2,700	2,594,324
# 3.200%, 04/15/30		330	256,978
Walmart, Inc.
5.250%, 09/28/35	GBP	4,886	5,842,158
Walt Disney Co.
6.400%, 12/15/35		300	305,453
4.625%, 03/23/40		1,500	1,260,869
Waste Management, Inc.
2.950%, 06/01/41		1,000	653,619
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,539
Wells Fargo & Co.
3.000%, 02/19/25		190	182,763
1.375%, 10/26/26	EUR	3,500	3,393,825
1.000%, 02/02/27	EUR	7,700	7,302,326
4.150%, 01/24/29		1,000	908,275
2.500%, 05/02/29	GBP	750	754,945

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	0.625%, 03/25/30	EUR	1,016	$846,066
	0.625%, 08/14/30	EUR	3,461	2,836,578
	Welltower OP LLC
	3.100%, 01/15/30		1,000	830,312
	Western Digital Corp.
	4.750%, 02/15/26		5,980	5,607,352
	2.850%, 02/01/29		4,800	3,739,100
	Westlake Corp.
	1.625%, 07/17/29	EUR	6,000	5,282,760
	3.375%, 06/15/30		1,100	914,360
	WestRock MWV LLC
	8.200%, 01/15/30		180	195,072
	Weyerhaeuser Co.
	7.375%, 03/15/32		254	267,950
	Whirlpool Corp.
	3.700%, 05/01/25		145	140,342
#	4.750%, 02/26/29		400	373,439
	Whirlpool Finance Luxembourg SARL
	1.250%, 11/02/26	EUR	1,200	1,169,539
	1.100%, 11/09/27	EUR	500	471,675
	Willis North America, Inc.
	2.950%, 09/15/29		600	503,057
	Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	35,562
	WP Carey, Inc.
	2.450%, 02/01/32		1,900	1,397,265
	WRKCo, Inc.
	4.200%, 06/01/32		2,200	1,918,548
	Xerox Corp.
#	3.800%, 05/15/24		2,050	1,997,870
	Xerox Holdings Corp.
#Ω	5.000%, 08/15/25		5,000	4,599,711
	Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,875	3,449,564
	3.625%, 03/15/31		5,370	4,360,560

TOTAL UNITED STATES				1,267,654,749

TOTAL BONDS				2,403,317,292

U.S. TREASURY OBLIGATIONS — (4.7%)
	U.S. Treasury Bills
∞	4.733%, 12/28/23		16,200	16,063,542
	U.S. Treasury Bonds
	3.875%, 05/15/43		5,000	4,152,344
	U.S. Treasury Notes
#	0.125%, 12/15/23		26,000	25,835,365
	2.250%, 12/31/23		8,000	7,957,728
	2.500%, 01/31/24		7,000	6,949,414
	2.125%, 02/29/24		5,500	5,439,414
	2.125%, 03/31/24		33,500	33,043,301
	2.250%, 03/31/24		14,500	14,309,121

111

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
2.500%, 04/30/24	13,000	$12,808,555
2.500%, 05/15/24	4,000	3,936,406
3.000%, 06/30/24	5,000	4,917,969

TOTAL U.S. TREASURY OBLIGATIONS		135,413,159

TOTAL INVESTMENT SECURITIES (Cost $3,203,772,916)		2,785,064,006

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	7,700,252	$89,068,814

TOTAL INVESTMENTS — (100.0%) (Cost $3,292,841,846)			$2,874,132,820

As of October 31, 2023, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,448,559	JPY	501,099,372	Citibank, N.A.	11/16/23	$135,353
USD	101,483,339	EUR	94,867,090	State Street Bank and Trust	12/14/23	916,429
DKK	73,044,928	USD	10,293,239	Citibank, N.A.	12/20/23	90,600
USD	15,779,028	DKK	110,578,448	Morgan Stanley and Co. International	12/20/23	59,541
DKK	37,533,520	USD	5,328,381	State Street Bank and Trust	12/20/23	7,267
EUR	2,354,529	USD	2,492,856	State Street Bank and Trust	12/22/23	4,320
AUD	3,170,229	USD	2,012,472	Citibank, N.A.	12/27/23	2,309
EUR	7,313,328	USD	7,738,317	State Street Bank and Trust	12/27/23	20,379
USD	35,253,504	AUD	55,005,218	UBS AG	12/27/23	295,948
USD	88,909,886	GBP	72,511,119	State Street Bank and Trust	12/28/23	734,525
GBP	2,040,730	USD	2,473,603	Morgan Stanley and Co. International	01/04/24	8,158
USD	62,547,717	JPY	9,178,457,167	State Street Bank and Trust	01/04/24	1,348,292
USD	35,251,015	AUD	54,745,473	State Street Bank and Trust	01/10/24	442,676
USD	8,646,756	NZD	14,674,930	State Street Bank and Trust	01/16/24	94,933
USD	67,071,145	JPY	9,913,067,062	Citibank, N.A.	01/17/24	834,582
USD	5,059,467	JPY	746,176,085	Morgan Stanley and Co. International	01/17/24	73,711
USD	19,099,557	JPY	2,822,533,875	State Street Bank and Trust	01/17/24	240,112
EUR	10,087,954	USD	10,677,124	State Street Bank and Trust	01/18/24	36,491
GBP	2,752,495	USD	3,344,656	State Street Bank and Trust	01/18/24	3,007
USD	91,098,998	EUR	85,534,275	Societe Generale	01/22/24	243,884
EUR	1,426,561	USD	1,514,206	UBS AG	01/22/24	1,097
USD	79,910,911	EUR	74,873,953	HSBC Bank	01/23/24	375,775
USD	32,868,082	CAD	45,329,916	HSBC Bank	01/25/24	130,900

Total Appreciation						$6,100,289
USD	6,600,705	NZD	11,391,871	Citibank, N.A.	11/27/23	$(36,688)
USD	33,460,349	AUD	53,060,988	Societe Generale	11/27/23	(226,274)
EUR	6,734,360	USD	7,153,985	Royal Bank of Canada	12/14/23	(15,010)
EUR	7,342,398	USD	7,879,858	State Street Bank and Trust	12/14/23	(96,313)
EUR	6,846,042	USD	7,273,772	Citibank, N.A.	12/21/23	(13,398)
USD	91,146,622	EUR	86,193,373	HSBC Bank	12/21/23	(263,297)
USD	91,093,311	EUR	86,196,007	Societe Generale	12/22/23	(324,813)
USD	97,896,530	EUR	92,489,265	HSBC Bank	12/27/23	(225,167)
GBP	8,930,238	USD	10,980,254	State Street Bank and Trust	12/28/23	(120,858)
USD	83,302,283	GBP	68,500,063	State Street Bank and Trust	01/04/24	(1,643)
GBP	2,378,732	USD	2,914,070	UBS AG	01/04/24	(21,260)
USD	92,034,941	EUR	86,788,302	State Street Bank and Trust	01/05/24	(83,460)

112

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	18,924,774	USD	20,108,280	State Street Bank and Trust	01/05/24	$(21,242)
USD	32,481,753	AUD	51,285,953	Citibank, N.A.	01/18/24	(134,770)
USD	92,392,289	EUR	87,136,256	State Street Bank and Trust	01/18/24	(148,210)
USD	80,166,271	GBP	66,073,980	State Street Bank and Trust	01/18/24	(194,778)
EUR	748,835	USD	801,753	State Street Bank and Trust	01/18/24	(6,475)

Total (Depreciation)						$(1,933,656)

Total Appreciation (Depreciation)						$4,166,633

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$246,333,555	—	$246,333,555
Bonds
Australia	—	174,089,872	—	174,089,872
Austria	—	654,856	—	654,856
Belgium	—	5,651,860	—	5,651,860
Canada	—	130,192,208	—	130,192,208
Denmark	—	6,131,622	—	6,131,622
Finland	—	13,906,094	—	13,906,094
France	—	134,448,214	—	134,448,214
Germany	—	96,682,495	—	96,682,495
Hong Kong	—	16,413,813	—	16,413,813
Ireland	—	3,661,440	—	3,661,440
Italy	—	34,687,335	—	34,687,335
Japan	—	189,434,290	—	189,434,290
Luxembourg	—	6,986,429	—	6,986,429
Netherlands	—	62,411,151	—	62,411,151
New Zealand	—	15,192,107	—	15,192,107
Norway	—	17,377,614	—	17,377,614
Spain	—	22,264,695	—	22,264,695
Supranational Organization Obligations	—	61,305,971	—	61,305,971
Sweden	—	14,361,239	—	14,361,239
Switzerland	—	18,993,778	—	18,993,778
United Kingdom	—	110,815,460	—	110,815,460
United States	—	1,267,654,749	—	1,267,654,749
U.S. Treasury Obligations	—	135,413,159	—	135,413,159
Securities Lending Collateral	—	89,068,814	—	89,068,814
Forward Currency Contracts**	—	4,166,633	—	4,166,633

TOTAL	—	$2,878,299,453	—	$2,878,299,453

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

113

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (14.7%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		5,760	$5,406,373
Federal Home Loan Banks
	2.750%, 12/13/24		37,645	36,550,760
	3.125%, 09/12/25		10,000	9,643,166
	5.750%, 06/12/26		6,000	6,093,713
	2.500%, 12/10/27		4,000	3,638,786
	3.000%, 03/10/28		30,815	28,455,333
	3.250%, 06/09/28		109,035	101,288,129
#	3.250%, 11/16/28		91,250	84,530,538
	2.125%, 09/14/29		10,000	8,529,663
	2.125%, 12/14/29		23,735	20,045,568
#	5.500%, 07/15/36		22,355	22,828,922
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		76,476	82,977,723
#	6.750%, 03/15/31		100,575	110,418,751
#	6.250%, 07/15/32		85,446	92,220,748
Federal National Mortgage Association
	2.125%, 04/24/26		86,000	80,179,584
	1.875%, 09/24/26		143,929	131,904,996
#	0.750%, 10/08/27		73,250	62,336,855
	6.250%, 05/15/29		102,508	108,610,206
	7.125%, 01/15/30		72,196	79,653,699
	7.250%, 05/15/30		72,729	81,155,527
#	0.875%, 08/05/30		209,150	158,476,498
#	6.625%, 11/15/30		93,212	101,076,497
Tennessee Valley Authority
	2.875%, 02/01/27		31,804	29,756,712
	7.125%, 05/01/30		70,383	77,746,713
	4.650%, 06/15/35		5,000	4,670,402
	3.500%, 12/15/42		15,000	11,117,538

TOTAL AGENCY OBLIGATIONS				1,539,313,400

BONDS — (54.5%)
AUSTRALIA — (1.5%)
ANZ New Zealand International Ltd.
	0.200%, 09/23/27	EUR	5,000	4,561,068
APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		4,000	3,442,752
ASB Bank Ltd.
	4.500%, 03/16/27	EUR	6,072	6,463,997
Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	8,400	5,181,691

			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
	0.750%, 09/29/26	EUR	3,000	$2,901,209
	4.950%, 09/11/28	AUD	3,910	2,408,166
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	5,000	5,254,441
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	5,000	3,115,876
	4.400%, 08/18/27	AUD	3,650	2,226,732
	5.000%, 01/13/28	AUD	1,780	1,106,714
	4.900%, 08/17/28	AUD	15,050	9,266,833
Glencore Funding LLC
#Ω	2.500%, 09/01/30		4,600	3,573,163
#Ω	2.850%, 04/27/31		33,500	26,005,600
Ω	2.625%, 09/23/31		11,000	8,284,462
Macquarie Group Ltd.
	0.350%, 03/03/28	EUR	2,000	1,781,375
National Australia Bank Ltd.
	3.900%, 05/30/25	AUD	1,208	751,428
	4.950%, 11/25/27	AUD	11,860	7,364,746
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		400	358,429
Westpac Banking Corp.
	3.350%, 03/08/27		441	408,969
	4.800%, 02/16/28	AUD	1,500	922,688
#	2.150%, 06/03/31		79,000	61,261,219

TOTAL AUSTRALIA				156,641,558

AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	0.250%, 09/26/24	EUR	4,000	4,097,049

BELGIUM — (0.8%)
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		8,000	7,523,297
	5.875%, 06/15/35		2,846	2,855,611
	4.375%, 04/15/38		5,800	4,797,728
	5.450%, 01/23/39		6,000	5,535,327
	4.950%, 01/15/42		5,000	4,296,766
Belfius Bank SA
Δ	0.000%, 08/28/26	EUR	1,800	1,703,076
Dexia Credit Local SA
	1.625%, 12/08/23	GBP	10,000	12,106,605
	0.500%, 01/17/25	EUR	42,400	43,136,209
Solvay Finance America LLC
Ω	4.450%, 12/03/25		865	863,776

TOTAL BELGIUM				82,818,395

114

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	CANADA — (3.1%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	8,200	$8,172,871
Ω	3.439%, 05/13/41		15,600	9,966,205
	Bank of Montreal
	2.280%, 07/29/24	CAD	10,300	7,248,437
	2.750%, 06/15/27	EUR	6,200	6,215,456
	Bank of Nova Scotia
	1.375%, 12/05/23	GBP	5,000	6,051,078
	0.500%, 04/30/24	EUR	5,000	5,197,156
	2.490%, 09/23/24	CAD	18,900	13,261,551
	2.450%, 02/02/32		24,575	18,425,030
	Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,118,962
	5.750%, 05/01/43		4,000	3,686,716
	Brookfield Finance, Inc.
	4.350%, 04/15/30		5,500	4,861,259
	Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	12,100	8,497,616
	6.092%, 10/03/33		4,800	4,623,557
	Canadian Natural Resources Ltd.
	2.950%, 07/15/30		12,722	10,374,018
	5.850%, 02/01/35		3,000	2,744,497
	6.250%, 03/15/38		6,000	5,606,341
	Emera U.S. Finance LP
	2.639%, 06/15/31		3,000	2,267,907
	Enbridge Energy Partners LP
	7.500%, 04/15/38		7,825	8,029,974
	Enbridge, Inc.
	3.500%, 06/10/24		880	866,632
	Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31		3,400	2,737,514
	Magna International, Inc.
	1.900%, 11/24/23	EUR	2,600	2,747,182
	National Bank of Canada
	3.750%, 01/25/28	EUR	5,000	5,156,916
	Nutrien Ltd.
	3.000%, 04/01/25		3,460	3,313,265
	Province of Alberta
	3.600%, 04/11/28	AUD	2,900	1,696,003
	Province of Alberta Canada
	0.500%, 04/16/25	EUR	6,495	6,569,263
	Province of Quebec
	1.500%, 12/15/23	GBP	10,000	12,096,627
	0.200%, 04/07/25	EUR	3,300	3,322,626
	Rogers Communications, Inc.
	7.500%, 08/15/38		2,500	2,479,605
	Royal Bank of Canada
	0.250%, 05/02/24	EUR	2,400	2,491,968

			Face Amount^	Value†
			(000)
CANADA — (Continued)
	2.352%, 07/02/24	CAD	12,100	$8,538,364
	3.625%, 06/14/27	GBP	9,800	11,071,697
	5.000%, 01/24/28	GBP	14,700	17,222,138
	5.000%, 02/01/33		5,000	4,520,571
	Spectra Energy Partners LP
	4.750%, 03/15/24		1,915	1,905,862
	Suncor Energy, Inc.
	6.800%, 05/15/38		10,283	10,110,961
	6.850%, 06/01/39		3,000	2,918,699
	Thomson Reuters Corp.
	4.300%, 11/23/23		2,520	2,516,011
	Toronto-Dominion Bank
	0.375%, 04/25/24	EUR	3,350	3,482,059
	0.500%, 01/18/27	EUR	5,900	5,546,596
	2.551%, 08/03/27	EUR	5,000	4,980,764
	2.000%, 09/10/31		1,600	1,181,848
	3.200%, 03/10/32		40,300	32,030,833
	4.456%, 06/08/32		20,850	18,181,129
TransCanada PipeLines Ltd.
	4.250%, 05/15/28		300	277,296
	4.625%, 03/01/34		20,566	17,396,244
	6.200%, 10/15/37		3,000	2,797,868
	7.250%, 08/15/38		7,000	7,175,254

	TOTAL CANADA			324,680,426

	DENMARK — (0.4%)
	Danske Bank AS
	0.625%, 05/26/25	EUR	4,283	4,291,275
Ω	4.375%, 06/12/28		2,000	1,833,457
	Denmark Government Bonds
	1.500%, 11/15/23	DKK	238,000	33,659,400
	Nykredit Realkredit AS
	0.250%, 01/13/26	EUR	592	573,568

	TOTAL DENMARK			40,357,700

	FINLAND — (0.3%)
	Kuntarahoitus OYJ
	0.125%, 03/07/24	EUR	400	417,898
Δ	0.000%, 11/15/24	EUR	24,000	24,432,873
	Nordea Bank Abp
	1.125%, 02/16/27	EUR	1,900	1,829,056
	0.500%, 05/14/27	EUR	3,000	2,832,879
	OP Corporate Bank PLC
	0.250%, 03/24/26	EUR	2,800	2,705,763
	1.375%, 09/04/26	GBP	1,950	2,069,573

	TOTAL FINLAND			34,288,042

	FRANCE — (1.5%)
	Airbus SE
Ω	3.150%, 04/10/27		5,233	4,827,367

115

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Banque Federative du Credit Mutuel SA
	2.250%, 12/18/23	GBP	3,400	$4,112,196
	1.750%, 12/19/24	GBP	5,000	5,800,586
	1.250%, 12/05/25	GBP	2,600	2,879,817
	5.000%, 01/19/26	GBP	4,900	5,831,883
	0.750%, 06/08/26	EUR	2,800	2,720,197
	1.000%, 07/16/26	GBP	4,700	5,031,303
	1.250%, 05/26/27	EUR	11,900	11,400,968
BNP Paribas SA
	1.000%, 04/17/24	EUR	5,842	6,094,202
	1.000%, 06/27/24	EUR	2,700	2,800,733
	1.250%, 03/19/25	EUR	5,700	5,800,684
Ω	3.500%, 11/16/27		500	451,185
	1.875%, 12/14/27	GBP	4,000	4,132,430
Ω	4.400%, 08/14/28		2,200	2,023,184
BPCE SA
	1.000%, 07/15/24	EUR	17,900	18,538,543
	0.625%, 09/26/24	EUR	6,900	7,079,164
	1.000%, 04/01/25	EUR	1,000	1,011,066
	1.000%, 12/22/25	GBP	5,000	5,517,824
	0.010%, 01/14/27	EUR	1,700	1,580,590
	0.500%, 02/24/27	EUR	4,800	4,495,013
Bpifrance SACA
	0.500%, 05/25/25	EUR	5,000	5,039,097
Credit Agricole SA
	2.375%, 05/20/24	EUR	2,700	2,828,605
	1.375%, 05/03/27	EUR	15,400	14,956,500
Ω	5.514%, 07/05/33		5,000	4,681,307
Electricite de France SA
	3.875%, 01/12/27	EUR	3,300	3,478,119
LeasePlan Corp. NV
	2.125%, 05/06/25	EUR	10,000	10,269,287
Region of Ile de France
	0.500%, 06/14/25	EUR	2,000	2,010,340
Societe Generale SA
Ω	3.000%, 01/22/30		5,000	3,967,800
TotalEnergies Capital International SA
	3.750%, 04/10/24		4,800	4,760,065
	2.829%, 01/10/30		600	511,638
	2.986%, 06/29/41		9,527	6,286,872

TOTAL FRANCE				160,918,565

GERMANY — (2.1%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		2,240	2,200,797
Ω	4.375%, 12/15/28		14,000	12,828,772
Ω	4.625%, 06/25/38		700	557,029
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		9,544	9,295,184

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
BMW International Investment BV
	0.750%, 03/08/24	GBP	4,900	$5,857,075
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		19,130	17,966,348
	1.000%, 04/20/27	EUR	7,700	7,429,915
Daimler Truck Finance North America LLC
	5.500%, 09/20/33		5,000	4,614,624
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	13,500	13,701,952
Deutsche Bank AG
	2.625%, 02/12/26	EUR	4,800	4,869,510
E.ON International Finance BV
Ω	6.650%, 04/30/38		9,000	8,814,771
FMS Wertmanagement
	0.625%, 12/15/23	GBP	10,000	12,082,782
Heidelberg Materials AG
	1.500%, 02/07/25	EUR	4,000	4,084,690
Kreditanstalt fuer Wiederaufbau
	0.125%, 01/15/24	EUR	22,000	23,099,523
Landwirtschaftliche Rentenbank
	0.400%, 09/23/24	AUD	12,000	7,331,332
Mercedes-Benz Finance North America LLC
#	8.500%, 01/18/31		18,896	21,848,854
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		8,256	5,521,349
T-Mobile USA, Inc.
	4.375%, 04/15/40		8,000	6,187,489
	3.000%, 02/15/41		400	252,480
Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	1,400	1,474,674
	0.125%, 03/24/25	EUR	4,800	4,785,576
Volkswagen Financial Services AG
	0.875%, 01/31/28	EUR	5,000	4,563,534
Volkswagen Financial Services NV
	2.125%, 06/27/24	GBP	3,200	3,788,624
Volkswagen Group of America Finance LLC
Ω	5.900%, 09/12/33		14,800	13,819,903
Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	24,497	25,192,026

116

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	1.375%, 01/20/25	EUR	1,083	$1,107,637

TOTAL GERMANY				223,276,450

HONG KONG — (0.1%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		1,100	918,206
	3.625%, 03/24/32		5,800	4,783,635

TOTAL HONG KONG				5,701,841

IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		3,000	2,010,711

ITALY — (0.4%)
Cassa Depositi e Prestiti SpA
	1.500%, 06/21/24	EUR	1,800	1,872,081
Enel Finance International NV
Ω	3.500%, 04/06/28		2,800	2,481,938
Intesa Sanpaolo SpA
	2.125%, 05/26/25	EUR	4,145	4,242,935
	4.750%, 09/06/27	EUR	4,800	5,079,745
Ω	4.000%, 09/23/29		15,800	13,167,648
UniCredit SpA
	0.500%, 04/09/25	EUR	9,800	9,815,388

TOTAL ITALY				36,659,735

JAPAN — (1.6%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		11,653	8,660,207
Ω	2.500%, 02/10/41		30,950	18,011,766
Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	6,600	6,724,445
JT International Financial Services BV
	1.125%, 09/28/25	EUR	3,500	3,487,816
Mitsubishi UFJ Financial Group, Inc.
	0.339%, 07/19/24	EUR	420	432,698
	0.872%, 09/07/24	EUR	5,000	5,147,065
	3.850%, 03/01/26		1,195	1,138,627
	3.677%, 02/22/27		1,295	1,206,968
	3.741%, 03/07/29		1,900	1,703,209
	3.195%, 07/18/29		4,977	4,240,808
	2.048%, 07/17/30		13,830	10,538,802
#	4.286%, 07/26/38		400	323,660
	3.751%, 07/18/39		11,191	8,417,515

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
MUFG Bank Ltd.
3.250%, 09/08/24		3,237	$3,162,090
Nomura Holdings, Inc.
3.103%, 01/16/30		10,062	8,170,949
2.679%, 07/16/30		3,600	2,783,958
2.608%, 07/14/31		10,000	7,441,099
NTT Finance Corp.
0.010%, 03/03/25	EUR	1,500	1,506,666
ORIX Corp.
# 2.250%, 03/09/31		9,600	7,406,359
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	7,486	7,685,434
3.784%, 03/09/26		2,642	2,508,652
1.546%, 06/15/26	EUR	1,900	1,884,082
3.040%, 07/16/29		17,527	14,776,991
2.130%, 07/08/30		14,250	10,912,397
2.222%, 09/17/31		9,265	6,863,332
5.808%, 09/14/33		5,000	4,732,673
# 2.296%, 01/12/41		7,700	4,502,877
Toyota Finance Australia Ltd.
2.004%, 10/21/24	EUR	1,428	1,480,258
Toyota Motor Credit Corp.
3.200%, 01/11/27		15,036	14,010,314

TOTAL JAPAN			169,861,717

LUXEMBOURG — (0.0%)
ArcelorMittal SA
4.875%, 09/26/26	EUR	2,000	2,151,080

NETHERLANDS — (0.6%)
ABN AMRO Bank NV
2.375%, 06/01/27	EUR	4,600	4,556,769
BNG Bank NV
1.125%, 09/04/24	EUR	5,000	5,177,761
3.300%, 07/17/28	AUD	5,000	2,918,124
Cooperatieve Rabobank UA
5.250%, 05/24/41		5,700	5,212,552
Enexis Holding NV
0.875%, 04/28/26	EUR	9,900	9,777,624
ING Groep NV
3.000%, 02/18/26	GBP	2,000	2,276,484
3.950%, 03/29/27		3,200	2,962,655
4.050%, 04/09/29		4,000	3,574,497
Nederlandse Waterschapsbank NV
3.400%, 07/22/25	AUD	14,100	8,714,687
3.450%, 07/17/28	AUD	13,000	7,628,981
Shell International Finance BV
5.500%, 03/25/40		3,000	2,801,664
2.875%, 11/26/41		3,200	2,069,061

117

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
TenneT Holding BV
1.000%, 06/13/26	EUR	2,700	$2,715,430

TOTAL NETHERLANDS			60,386,289

NEW ZEALAND — (0.3%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	46,800	26,529,499

NORWAY — (0.3%)
Equinor ASA
2.650%, 01/15/24		6,950	6,908,138
1.750%, 01/22/26		3,000	2,769,796
1.250%, 02/17/27	EUR	9,200	8,968,026
Kommunalbanken AS
5.250%, 07/15/24	AUD	10,200	6,492,659
4.250%, 07/16/25	AUD	1,000	626,829
Norsk Hydro ASA
1.125%, 04/11/25	EUR	5,000	5,053,995

TOTAL NORWAY			30,819,443

SPAIN — (1.1%)
Banco Bilbao Vizcaya Argentaria SA
0.375%, 10/02/24	EUR	5,000	5,114,381
3.375%, 09/20/27	EUR	15,000	15,455,385
Banco Santander SA
3.750%, 01/16/26	EUR	13,600	14,260,767
0.500%, 02/04/27	EUR	2,900	2,708,611
3.800%, 02/23/28		6,200	5,513,295
3.490%, 05/28/30		4,000	3,277,947
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	16,895,091
4.400%, 07/13/27		1,200	1,104,039
Santander U.K. PLC
4.000%, 03/13/24		8,788	8,717,696
Telefonica Emisiones SA
7.045%, 06/20/36		13,000	12,978,974
4.665%, 03/06/38		11,755	9,139,862
Telefonica Europe BV
8.250%, 09/15/30		16,567	18,013,353

TOTAL SPAIN			113,179,401

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.1%)
African Development Bank
4.750%, 03/06/24	AUD	2,500	1,586,490
4.000%, 01/10/25	AUD	24,170	15,168,748
3.350%, 08/08/28	AUD	9,000	5,239,516
Asian Development Bank
1.375%, 12/15/23	GBP	6,300	7,620,499
1.100%, 08/15/24	AUD	5,000	3,085,825

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Financial Stability
	Facility
Δ	0.000%, 04/19/24	EUR	10,000	$10,399,539
	1.750%, 06/27/24	EUR	27,296	28,520,881
European Investment Bank
	4.750%, 08/07/24	AUD	29,000	18,405,368
	1.700%, 11/15/24	AUD	3,880	2,386,589
Inter-American Development Bank
	1.250%, 12/15/23	GBP	15,775	19,077,845
	4.750%, 08/27/24	AUD	1,600	1,015,419
	6.750%, 07/15/27		1,942	2,032,237
International Finance Corp.
	0.750%, 05/24/28	AUD	5,000	2,605,283

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				117,144,239

SWEDEN — (0.6%)
Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	18,300	18,853,789
	4.000%, 11/09/26	EUR	1,000	1,050,277
	1.750%, 11/11/26	EUR	14,800	14,657,495
	3.750%, 02/07/28	EUR	5,000	5,168,587
Svenska Handelsbanken AB
	0.050%, 09/03/26	EUR	4,700	4,447,338
Swedbank AB
	0.750%, 05/05/25	EUR	8,900	8,965,957
	0.200%, 01/12/28	EUR	5,000	4,436,826
Volvo Treasury AB
	2.625%, 02/20/26	EUR	7,500	7,702,568
	2.000%, 08/19/27	EUR	1,900	1,877,154

TOTAL SWEDEN				67,159,991

SWITZERLAND — (0.3%)
UBS AG
	0.010%, 03/31/26	EUR	7,000	6,683,438
	0.010%, 06/29/26	EUR	5,000	4,741,908
UBS Group AG
Ω	4.125%, 09/24/25		20,990	20,088,378

TOTAL SWITZERLAND				31,513,724

UNITED KINGDOM — (2.2%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		4,750	3,503,186
Ω	5.950%, 10/15/33		6,500	5,930,366
AstraZeneca PLC
	6.450%, 09/15/37		3,700	3,847,636

118

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	Barclays PLC
	3.650%, 03/16/25		14,330	$13,780,503
	4.375%, 01/12/26		8,970	8,562,102
	BAT Capital Corp.
#	4.906%, 04/02/30		20,600	18,573,730
	BP Capital Markets America, Inc.
	3.017%, 01/16/27		273	252,157
	2.721%, 01/12/32		1,500	1,191,276
	3.060%, 06/17/41		50,100	33,137,289
	BP Capital Markets PLC
	1.876%, 04/07/24	EUR	8,758	9,176,398
	0.900%, 07/03/24	EUR	3,400	3,521,165
	3.279%, 09/19/27		600	553,373
	British Telecommunications PLC
	5.125%, 12/04/28		6,800	6,457,830
Ω	3.250%, 11/08/29		2,600	2,212,702
	Diageo Capital PLC
	2.125%, 04/29/32		6,055	4,547,716
	HSBC Holdings PLC
	0.875%, 09/06/24	EUR	7,520	7,744,815
	4.300%, 03/08/26		13,770	13,196,118
	4.950%, 03/31/30		12,700	11,682,298
#	6.100%, 01/14/42		4,500	4,327,250
	Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	2,201	2,599,121
	2.375%, 04/09/26	EUR	5,000	5,088,881
	Lloyds Banking Group PLC
	3.750%, 01/11/27		4,250	3,907,546
	4.375%, 03/22/28		7,600	6,972,441
	London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	3,170	3,261,884
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		24,202	16,177,769
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		4,061	3,937,104
	Motability Operations Group PLC
	0.875%, 03/14/25	EUR	6,323	6,406,830
	Nationwide Building Society
Ω	3.900%, 07/21/25		4,600	4,420,245
	0.250%, 07/22/25	EUR	7,410	7,338,008
	2.000%, 04/28/27	EUR	6,400	6,273,610
	RELX Capital, Inc.
	4.750%, 05/20/32		4,033	3,695,145
	Vodafone Group PLC
	7.875%, 02/15/30		7,107	7,636,391
#	6.250%, 11/30/32		2,100	2,076,852

	TOTAL UNITED KINGDOM			231,989,737

		Face Amount^	Value†
		(000)
UNITED STATES — (36.2%)
3M Co.
# 2.875%, 10/15/27		4,534	$4,085,703
5.700%, 03/15/37		3,500	3,368,429
Abbott Laboratories
2.950%, 03/15/25		5,200	5,028,911
AbbVie, Inc.
3.600%, 05/14/25		300	290,223
4.500%, 05/14/35		1,000	873,601
4.300%, 05/14/36		5,000	4,246,038
Activision Blizzard, Inc.
3.400%, 06/15/27		4,965	4,622,673
Acuity Brands Lighting, Inc.
2.150%, 12/15/30		1,642	1,242,244
Advance Auto Parts, Inc.
# 3.900%, 04/15/30		2,459	1,994,046
# 3.500%, 03/15/32		6,300	4,671,521
AEP Texas, Inc.
4.700%, 05/15/32		20,000	17,751,737
Aetna, Inc.
3.500%, 11/15/24		4,959	4,833,977
6.750%, 12/15/37		8,500	8,559,144
Affiliated Managers Group, Inc.
3.500%, 08/01/25		3,410	3,256,083
3.300%, 06/15/30		21,400	17,717,892
Air Products & Chemicals, Inc.
2.700%, 05/15/40		400	259,526
Allegion PLC
3.500%, 10/01/29		10,000	8,581,141
Allstate Corp.
5.250%, 03/30/33		4,400	4,063,252
5.350%, 06/01/33		7,500	6,981,134
Altria Group, Inc.
1.700%, 06/15/25	EUR	10,000	10,170,269
3.400%, 05/06/30		10,700	8,948,699
2.450%, 02/04/32		27,231	19,871,689
3.400%, 02/04/41		6,000	3,676,807
4.250%, 08/09/42		400	273,780
4.500%, 05/02/43		9,100	6,423,757
Amazon.com, Inc.
1.500%, 06/03/30		6,900	5,377,853
2.100%, 05/12/31		29,294	23,091,626
2.875%, 05/12/41		11,000	7,384,420
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		2,500	1,973,272
Amdocs Ltd.
2.538%, 06/15/30		2,000	1,573,934
American Electric Power Co., Inc.
4.300%, 12/01/28		200	185,985
American Express Co.
3.300%, 05/03/27		5,816	5,322,896

119

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Tower Corp.
0.450%, 01/15/27	EUR	9,800	$9,143,693
2.700%, 04/15/31		300	231,960
2.300%, 09/15/31		12,575	9,273,711
4.050%, 03/15/32		3,125	2,621,818
American Water Capital Corp.
3.850%, 03/01/24		2,115	2,100,858
Ameriprise Financial, Inc.
# 4.500%, 05/13/32		8,600	7,737,138
Amgen, Inc.
# 2.300%, 02/25/31		3,400	2,658,104
2.000%, 01/15/32		9,200	6,807,535
3.350%, 02/22/32		14,200	11,694,438
3.150%, 02/21/40		26,545	17,777,735
2.800%, 08/15/41		26,250	16,237,407
Analog Devices, Inc.
3.450%, 06/15/27		5,531	5,150,281
2.800%, 10/01/41		1,800	1,141,647
Aon Corp.
4.500%, 12/15/28		2,300	2,153,294
3.750%, 05/02/29		300	268,218
2.800%, 05/15/30		13,400	10,934,495
Aon Global Ltd.
3.500%, 06/14/24		8,747	8,611,209
Apple, Inc.
2.375%, 02/08/41		4,000	2,552,099
3.850%, 05/04/43		3,500	2,706,869
Applied Materials, Inc.
# 3.300%, 04/01/27		10,495	9,785,034
5.850%, 06/15/41		400	385,833
Arizona Public Service Co.
3.150%, 05/15/25		9,580	9,189,342
2.600%, 08/15/29		4,846	4,108,437
2.200%, 12/15/31		31,150	23,027,741
5.050%, 09/01/41		400	323,721
Arrow Electronics, Inc.
3.875%, 01/12/28		11,938	10,793,400
Assurant, Inc.
2.650%, 01/15/32		4,000	2,882,040
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31		4,600	3,721,880
AT&T, Inc.
2.550%, 12/01/33		18,868	13,541,572
3.500%, 06/01/41		30,700	20,524,163
4.300%, 12/15/42		3,000	2,221,390
Autodesk, Inc.
4.375%, 06/15/25		3,015	2,946,983
3.500%, 06/15/27		10,809	9,994,651
2.400%, 12/15/31		400	307,289
Automatic Data Processing, Inc.
1.250%, 09/01/30		4,457	3,389,083

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
AutoZone, Inc.
3.250%, 04/15/25		5,203	$5,012,285
Avnet, Inc.
4.625%, 04/15/26		4,760	4,562,347
3.000%, 05/15/31		17,500	13,246,197
5.500%, 06/01/32		13,180	11,768,291
AXIS Specialty Finance PLC
4.000%, 12/06/27		19,920	18,273,529
Baker Hughes Holdings LLC
5.125%, 09/15/40		2,677	2,329,960
Bank of America Corp.
2.300%, 07/25/25	GBP	2,610	2,987,179
5.875%, 02/07/42		31,300	29,335,514
Bank of New York Mellon Corp.
1.600%, 04/24/25		14,050	13,180,747
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		27,500	22,056,563
1.450%, 10/15/30		77,803	59,544,782
5.750%, 01/15/40		9,600	9,465,346
# 4.400%, 05/15/42		725	599,284
4.300%, 05/15/43		1,900	1,531,558
Berkshire Hathaway, Inc.
3.125%, 03/15/26		9,500	9,059,665
# 4.500%, 02/11/43		3,500	2,936,569
Best Buy Co., Inc.
4.450%, 10/01/28		18,793	17,569,727
1.950%, 10/01/30		12,200	9,299,534
Biogen, Inc.
4.050%, 09/15/25		4,070	3,927,672
2.250%, 05/01/30		19,587	15,383,081
Black Hills Corp.
2.500%, 06/15/30		2,250	1,759,983
4.350%, 05/01/33		5,728	4,752,236
BlackRock, Inc.
3.250%, 04/30/29		2,993	2,671,871
2.400%, 04/30/30		33,433	27,430,994
1.900%, 01/28/31		52,957	40,847,907
Boardwalk Pipelines LP
3.600%, 09/01/32		9,310	7,379,567
Boeing Co.
2.500%, 03/01/25		6,399	6,101,763
3.200%, 03/01/29		4,600	3,974,754
2.950%, 02/01/30		5,400	4,459,407
3.600%, 05/01/34		2,000	1,559,141
3.250%, 02/01/35		2,463	1,821,092
3.550%, 03/01/38		2,550	1,791,469
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	8,900	9,271,749
4.000%, 11/15/26	EUR	1,900	2,025,871

120

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	1.800%, 03/03/27	EUR	700	$692,076
	4.625%, 04/13/30		4,610	4,295,043
Boston Properties LP
	6.500%, 01/15/34		800	730,502
Boston Scientific Corp.
	4.550%, 03/01/39		1,264	1,046,358
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		3,000	2,749,105
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		19,900	15,803,880
	2.350%, 11/13/40		400	240,096
	3.550%, 03/15/42		800	567,027
Brixmor Operating Partnership LP
	4.050%, 07/01/30		5,600	4,781,036
	2.500%, 08/16/31		1,850	1,360,329
Broadcom, Inc.
#	4.300%, 11/15/32		31,000	26,380,954
Ω	2.600%, 02/15/33		200	145,109
Ω	3.419%, 04/15/33		200	155,505
Ω	3.469%, 04/15/34		5,000	3,809,698
Ω	3.137%, 11/15/35		17,502	12,345,855
Ω	4.926%, 05/15/37		1,000	833,423
Ω	3.500%, 02/15/41		8,150	5,420,421
Brown & Brown, Inc.
	4.200%, 09/15/24		4,660	4,579,261
	2.375%, 03/15/31		3,000	2,250,143
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		14,600	13,503,493
Burlington Northern Santa Fe LLC
	6.150%, 05/01/37		800	804,680
	5.750%, 05/01/40		400	381,291
	5.050%, 03/01/41		400	348,271
	5.400%, 06/01/41		400	362,949
	4.950%, 09/15/41		400	344,197
	4.400%, 03/15/42		400	317,114
	5.150%, 09/01/43		400	348,004
Campbell Soup Co.
#	4.150%, 03/15/28		1,299	1,210,147
Capital One Financial Corp.
#	3.750%, 04/24/24		4,607	4,546,713
	3.200%, 02/05/25		2,300	2,199,025
	3.750%, 03/09/27		12,365	11,165,722
	3.800%, 01/31/28		3,600	3,173,689
Carrier Global Corp.
	2.700%, 02/15/31		2,100	1,658,554
Caterpillar, Inc.
	3.803%, 08/15/42		800	604,343
Cencora, Inc.
	2.800%, 05/15/30		29,884	24,567,218
CenterPoint Energy Resources Corp.
#	4.000%, 04/01/28		4,478	4,189,910

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Charles Schwab Corp.
3.000%, 03/10/25		12,777	$12,241,736
3.625%, 04/01/25		5,758	5,553,490
1.950%, 12/01/31		700	498,179
# 2.900%, 03/03/32		14,300	10,924,966
Chevron Corp.
1.554%, 05/11/25		3,254	3,069,894
Choice Hotels International, Inc.
3.700%, 12/01/29		2,750	2,252,214
Chubb Corp.
6.000%, 05/11/37		400	395,817
6.500%, 05/15/38		400	413,244
Chubb INA Holdings, Inc.
3.350%, 05/15/24		4,320	4,259,638
Cigna Group
3.500%, 06/15/24		1,792	1,764,430
3.400%, 03/01/27		10,566	9,794,456
2.400%, 03/15/30		567	457,408
2.375%, 03/15/31		18,767	14,616,100
4.800%, 08/15/38		37,897	32,101,676
3.200%, 03/15/40		15,445	10,470,669
Cincinnati Financial Corp.
6.920%, 05/15/28		3,000	3,114,454
Cisco Systems, Inc.
5.900%, 02/15/39		750	745,873
Citigroup, Inc.
2.375%, 05/22/24	EUR	1,175	1,231,392
1.750%, 01/28/25	EUR	4,200	4,312,896
2.125%, 09/10/26	EUR	4,900	4,920,251
8.125%, 07/15/39		15,697	17,698,921
5.875%, 01/30/42		10,125	9,382,542
Clorox Co.
# 3.900%, 05/15/28		11,312	10,406,119
CME Group, Inc.
5.300%, 09/15/43		2,600	2,412,394
CMS Energy Corp.
3.600%, 11/15/25		3,163	3,004,384
CNA Financial Corp.
4.500%, 03/01/26		13,822	13,367,817
3.900%, 05/01/29		850	760,408
5.500%, 06/15/33		5,000	4,587,473
CNO Financial Group, Inc.
5.250%, 05/30/29		4,800	4,429,216
Coca-Cola Co.
2.900%, 05/25/27		535	493,452
2.875%, 05/05/41		400	268,947
Comcast Corp.
4.250%, 01/15/33		21,467	18,776,130
7.050%, 03/15/33		14,000	14,885,252
6.500%, 11/15/35		400	408,553
3.200%, 07/15/36		400	295,219
3.900%, 03/01/38		1,200	930,848
4.600%, 10/15/38		800	664,605

121

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	6.550%, 07/01/39	400	$399,233
	3.250%, 11/01/39	2,200	1,517,085
	3.750%, 04/01/40	15,100	11,096,869
	Conagra Brands, Inc.
	4.850%, 11/01/28	170	159,732
	5.300%, 11/01/38	34,100	28,545,167
	ConocoPhillips
	5.900%, 05/15/38	400	386,661
	6.500%, 02/01/39	800	826,233
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	1,244,321
	5.300%, 03/01/35	400	363,151
	6.750%, 04/01/38	400	412,760
	5.500%, 12/01/39	400	353,758
	5.700%, 06/15/40	400	358,907
	4.200%, 03/15/42	1,174	875,451
	3.950%, 03/01/43	400	286,887
	Constellation Brands, Inc.
	3.600%, 02/15/28	2,455	2,245,409
	3.150%, 08/01/29	6,200	5,353,317
	Constellation Energy Generation LLC
	6.250%, 10/01/39	1,289	1,194,827
	5.750%, 10/01/41	2,300	2,001,926
	Corebridge Financial, Inc.
	4.350%, 04/05/42	400	290,022
	Costco Wholesale Corp.
	1.600%, 04/20/30	24,100	19,051,729
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	6,591,771
Ω	4.800%, 02/01/35	8,981	7,564,134
	Crown Castle, Inc.
	2.100%, 04/01/31	300	222,056
	2.900%, 04/01/41	19,205	11,579,895
	CSX Corp.
	4.750%, 05/30/42	400	327,730
	CVS Health Corp.
	3.375%, 08/12/24	10,857	10,637,019
	3.250%, 08/15/29	3,000	2,592,094
	4.125%, 04/01/40	12,694	9,402,099
	2.700%, 08/21/40	4,600	2,785,571
	Deere & Co.
	3.900%, 06/09/42	400	313,213
	Dell International LLC/EMC Corp.
	3.375%, 12/15/41	5,000	3,220,975
	Devon Energy Corp.
#	5.600%, 07/15/41	9,858	8,368,311
	4.750%, 05/15/42	400	304,960
	DH Europe Finance II SARL
	3.250%, 11/15/39	400	285,835

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Dick’s Sporting Goods, Inc.
#	3.150%, 01/15/32		9,525	$7,188,061
	Discover Bank
	4.650%, 09/13/28		560	492,163
	Discovery Communications LLC
	3.900%, 11/15/24		4,796	4,666,284
	3.450%, 03/15/25		4,209	4,048,291
	Dollar Tree, Inc.
	4.200%, 05/15/28		17,841	16,427,550
	Dow Chemical Co.
	5.250%, 11/15/41		400	335,847
	4.375%, 11/15/42		2,116	1,571,768
	Duke Energy Corp.
	3.750%, 04/15/24		3,205	3,173,630
	2.550%, 06/15/31		300	231,272
	3.300%, 06/15/41		25,250	16,511,103
	Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30		1,500	1,136,520
Ω	2.775%, 01/07/32		641	462,240
	Eagle Materials, Inc.
	2.500%, 07/01/31		3,400	2,592,260
	Eastman Chemical Co.
	3.800%, 03/15/25		8,127	7,857,710
	Eaton Corp.
	4.000%, 11/02/32		8,105	7,081,853
	Eaton Vance Corp.
	3.500%, 04/06/27		9,662	8,927,082
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	2,350	2,469,876
	5.500%, 12/08/41		1,000	915,128
	EIDP, Inc.
	2.300%, 07/15/30		1,600	1,276,424
	Elevance Health, Inc.
	3.500%, 08/15/24		3,786	3,711,795
	4.101%, 03/01/28		10,108	9,442,373
	5.950%, 12/15/34		11,300	11,005,650
	6.375%, 06/15/37		3,000	2,976,023
	4.625%, 05/15/42		400	320,721
	Emerson Electric Co.
	3.150%, 06/01/25		4,912	4,739,367
	Energy Transfer LP
	6.050%, 06/01/41		400	347,129
	Enterprise Products Operating LLC
	3.900%, 02/15/24		1,280	1,272,842
	6.875%, 03/01/33		1,400	1,475,103
	7.550%, 04/15/38		557	607,378
	6.125%, 10/15/39		4,800	4,647,235
	6.450%, 09/01/40		5,000	4,976,391
	5.700%, 02/15/42		1,200	1,101,001
	EOG Resources, Inc.
	4.375%, 04/15/30		2,200	2,037,187
	Equifax, Inc.
	3.100%, 05/15/30		200	164,189

122

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Equinix, Inc.
	3.200%, 11/18/29		2,500	$2,112,462
	2.500%, 05/15/31		5,700	4,351,636
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		6,590	6,446,941
	ERP Operating LP
	2.500%, 02/15/30		1,200	974,756
	Eversource Energy
	4.250%, 04/01/29		600	550,707
	Exelon Corp.
	3.400%, 04/15/26		5,711	5,414,620
	Experian Finance PLC
	1.375%, 06/25/26	EUR	2,000	1,972,934
	Extra Space Storage LP
	2.350%, 03/15/32		13,100	9,601,194
	Exxon Mobil Corp.
	2.995%, 08/16/39		2,600	1,809,579
	FedEx Corp.
	4.900%, 01/15/34		2,075	1,889,635
	3.900%, 02/01/35		2,800	2,254,522
	3.250%, 05/15/41		9,750	6,427,263
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		19,454	16,015,190
	2.450%, 03/15/31		1,800	1,350,457
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41		10,400	6,561,820
	First American Financial Corp.
	2.400%, 08/15/31		17,544	12,672,170
	Flex Ltd.
	4.875%, 06/15/29		2,040	1,865,429
	4.875%, 05/12/30		4,000	3,630,189
	Flowserve Corp.
	2.800%, 01/15/32		29,138	21,471,800
	FMR LLC
Ω	4.950%, 02/01/33		2,400	2,131,099
	Fortune Brands Innovations, Inc.
#	3.250%, 09/15/29		3,900	3,321,024
	4.000%, 03/25/32		8,200	6,796,207
	Fox Corp.
	5.476%, 01/25/39		2,000	1,654,923
	Franklin Resources, Inc.
	1.600%, 10/30/30		1,000	741,259
	GATX Corp.
	3.250%, 03/30/25		3,170	3,041,516
	3.250%, 09/15/26		7,349	6,802,212
	3.500%, 06/01/32		6,850	5,414,675
	GE Capital Funding LLC
#	4.550%, 05/15/32		2,144	1,925,930
	General Dynamics Corp.
	4.250%, 04/01/40		5,000	4,052,893
	2.850%, 06/01/41		400	262,408

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	General Motors Co.
	5.150%, 04/01/38		3,669	$2,951,131
	General Motors Financial Co., Inc.
	1.694%, 03/26/25	EUR	4,600	4,695,651
	5.250%, 03/01/26		11,336	11,048,134
	3.600%, 06/21/30		6,000	4,950,966
	3.100%, 01/12/32		8,400	6,387,588
	Georgia Power Co.
	3.250%, 04/01/26		1,435	1,354,560
	3.250%, 03/30/27		8,666	7,965,710
	4.300%, 03/15/42		400	306,056
	Georgia-Pacific LLC
	7.750%, 11/15/29		800	863,943
	Gilead Sciences, Inc.
	3.700%, 04/01/24		1,212	1,200,931
	5.250%, 10/15/33		400	378,909
	4.600%, 09/01/35		800	701,911
	4.000%, 09/01/36		4,050	3,299,536
	2.600%, 10/01/40		7,300	4,565,718
	5.650%, 12/01/41		10,300	9,524,741
	GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38		913	950,305
	Global Payments, Inc.
	4.450%, 06/01/28		6,820	6,278,977
	2.900%, 11/15/31		400	305,859
	Globe Life, Inc.
	4.800%, 06/15/32		10,000	8,968,072
	Goldman Sachs Group, Inc.
	4.000%, 03/03/24		14,004	13,913,213
	0.125%, 08/19/24	EUR	2,900	2,976,307
	3.375%, 03/27/25	EUR	1,315	1,377,585
	3.750%, 05/22/25		6,213	5,987,995
	3.750%, 02/25/26		5,700	5,407,499
	1.625%, 07/27/26	EUR	5,000	4,970,521
	7.250%, 04/10/28	GBP	4,850	6,153,021
	2.600%, 02/07/30		4,600	3,693,240
	3.800%, 03/15/30		12,000	10,367,857
#	6.125%, 02/15/33		1,621	1,609,734
	6.250%, 02/01/41		4,350	4,211,328
	Halliburton Co.
	2.920%, 03/01/30		800	671,238
	4.850%, 11/15/35		400	351,945
	6.700%, 09/15/38		5,760	6,028,216
	7.450%, 09/15/39		2,200	2,399,184
	4.500%, 11/15/41		3,000	2,315,735
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		5,193	4,938,542
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		20,400	16,127,925

123

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		2,800	$2,041,055
	Hess Corp.
#	5.600%, 02/15/41		15,000	13,927,694
	Home Depot, Inc.
	5.875%, 12/16/36		15,888	15,734,132
	3.300%, 04/15/40		1,600	1,131,236
	5.400%, 09/15/40		5,600	5,119,458
	5.950%, 04/01/41		1,200	1,163,614
	Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	2,700	2,814,109
	4.500%, 01/15/34		400	359,468
	5.700%, 03/15/37		400	390,240
	5.375%, 03/01/41		670	618,966
	HP, Inc.
	2.650%, 06/17/31		1,000	763,156
#	6.000%, 09/15/41		11,400	10,323,741
	HSBC USA, Inc.
	3.500%, 06/23/24		23,674	23,246,487
	Humana, Inc.
	3.850%, 10/01/24		5,825	5,711,272
	Intel Corp.
#	4.000%, 12/15/32		600	523,222
	4.600%, 03/25/40		27,624	23,127,289
	2.800%, 08/12/41		23,576	14,757,675
	4.800%, 10/01/41		400	331,706
	5.625%, 02/10/43		3,100	2,838,524
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25		11,500	11,048,625
	4.600%, 03/15/33		15,000	13,398,600
#	2.650%, 09/15/40		16,100	10,080,532
	International Business Machines Corp.
	3.300%, 01/27/27		25,954	24,127,645
	1.950%, 05/15/30		16,740	13,203,113
	4.150%, 05/15/39		8,300	6,515,824
	2.850%, 05/15/40		31,266	20,029,677
	4.000%, 06/20/42		3,400	2,528,131
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		12,000	7,297,601
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,953	1,931,753
	4.750%, 03/30/30		375	341,975
	Interstate Power & Light Co.
	2.300%, 06/01/30		3,978	3,127,701
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		3,000	2,160,084
	2.700%, 01/15/34		1,500	1,062,799

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
ITC Holdings Corp.
3.650%, 06/15/24		9,714	$9,559,748
J M Smucker Co.
3.500%, 03/15/25		3,600	3,484,504
4.250%, 03/15/35		10,700	8,722,857
Jabil, Inc.
3.600%, 01/15/30		23,950	20,342,226
3.000%, 01/15/31		15,033	11,909,228
Jackson Financial, Inc.
3.125%, 11/23/31		6,177	4,610,188
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25		9,046	8,827,351
Jefferies Financial Group, Inc.
2.625%, 10/15/31		20,514	15,124,071
2.750%, 10/15/32		6,280	4,547,742
John Deere Cash Management SARL
1.375%, 04/02/24	EUR	1,350	1,412,040
Johnson & Johnson
1.300%, 09/01/30		7,400	5,716,378
JPMorgan Chase & Co.
3.625%, 05/13/24		9,931	9,806,973
3.900%, 07/15/25		22,016	21,323,550
6.400%, 05/15/38		20,000	20,201,217
5.500%, 10/15/40		3,600	3,279,594
5.600%, 07/15/41		7,100	6,531,908
5.400%, 01/06/42		9,350	8,418,764
Juniper Networks, Inc.
3.750%, 08/15/29		3,600	3,160,026
2.000%, 12/10/30		5,000	3,673,388
Kellanova
3.400%, 11/15/27		5,300	4,808,396
7.450%, 04/01/31		6,159	6,530,837
Kemper Corp.
2.400%, 09/30/30		2,495	1,811,060
3.800%, 02/23/32		23,100	17,555,520
Kimco Realty OP LLC
2.250%, 12/01/31		10,200	7,463,172
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		5,800	5,749,768
6.500%, 09/01/39		1,900	1,762,242
5.000%, 08/15/42		4,000	3,125,217
4.700%, 11/01/42		400	296,567
5.000%, 03/01/43		12,400	9,581,893
Kroger Co.
# 7.500%, 04/01/31		16,177	17,350,620
L3Harris Technologies, Inc.
3.950%, 05/28/24		2,469	2,441,510
Lazard Group LLC
4.500%, 09/19/28		17,626	16,229,671
4.375%, 03/11/29		400	363,122

124

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Legg Mason, Inc.
	3.950%, 07/15/24		4,736	$4,671,198
	4.750%, 03/15/26		3,945	3,847,318
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		9,305	8,630,722
Ω	6.500%, 03/15/35		4,250	3,990,199
Lincoln National Corp.
	3.050%, 01/15/30		300	236,998
#	3.400%, 01/15/31		8,337	6,511,920
	3.400%, 03/01/32		23,378	17,523,437
	7.000%, 06/15/40		125	118,058
Lockheed Martin Corp.
	3.550%, 01/15/26		1,500	1,442,104
	3.600%, 03/01/35		671	547,649
	4.500%, 05/15/36		1,000	875,691
Loews Corp.
#	3.750%, 04/01/26		10,270	9,822,296
	6.000%, 02/01/35		5,000	4,923,564
Lowe’s Cos., Inc.
	2.800%, 09/15/41		25,000	15,184,952
LYB International Finance III LLC
	3.375%, 10/01/40		8,700	5,635,877
LyondellBasell Industries NV
	5.750%, 04/15/24		1,611	1,607,508
Marathon Petroleum Corp.
	3.625%, 09/15/24		6,891	6,739,008
	6.500%, 03/01/41		4,500	4,270,892
Marriott International, Inc.
	2.750%, 10/15/33		7,200	5,272,626
Mars, Inc.
Ω	1.625%, 07/16/32		8,150	5,825,305
Ω	3.600%, 04/01/34		400	327,737
Ω	3.875%, 04/01/39		800	612,922
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		8,320	8,199,360
	2.375%, 12/15/31		2,561	1,959,924
Medtronic Global Holdings SCA
	0.250%, 07/02/25	EUR	2,400	2,387,719
	1.125%, 03/07/27	EUR	4,800	4,662,555
Medtronic, Inc.
	4.375%, 03/15/35		8,065	7,055,666
Merck & Co., Inc.
	3.400%, 03/07/29		8,884	8,032,094
	1.450%, 06/24/30		45,801	35,214,557
	3.900%, 03/07/39		400	317,615
	2.350%, 06/24/40		800	496,325
MetLife, Inc.
	5.375%, 07/15/33		5,000	4,675,568
	6.375%, 06/15/34		19,000	19,144,466
	5.700%, 06/15/35		7,200	6,833,375
	4.125%, 08/13/42		5,000	3,722,574

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Micron Technology, Inc.
#	4.663%, 02/15/30		330	$295,720
	2.703%, 04/15/32		2,650	1,967,470
	3.366%, 11/01/41		31,640	19,939,818
	Microsoft Corp.
	3.300%, 02/06/27		565	533,763
	Mohawk Industries, Inc.
#	3.625%, 05/15/30		1,971	1,690,785
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	2,071,371
	Morgan Stanley
	3.875%, 04/29/24		6,982	6,915,555
#	3.875%, 01/27/26		15,083	14,386,639
	3.625%, 01/20/27		8,004	7,438,948
	1.875%, 04/27/27	EUR	5,000	4,898,391
	7.250%, 04/01/32		14,996	16,002,588
	6.375%, 07/24/42		3,800	3,766,491
	Motorola Solutions, Inc.
	4.600%, 05/23/29		3,900	3,634,087
	2.300%, 11/15/30		25,444	19,447,639
	MPLX LP
	4.500%, 04/15/38		4,700	3,661,558
	Mylan, Inc.
	4.200%, 11/29/23		3,480	3,474,470
	National Fuel Gas Co.
	2.950%, 03/01/31		5,000	3,800,818
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		2,708	2,993,463
	NetApp, Inc.
	3.300%, 09/29/24		3,451	3,360,837
	2.700%, 06/22/30		4,800	3,852,851
	NewMarket Corp.
	2.700%, 03/18/31		4,000	3,071,032
	Newmont Corp.
	5.875%, 04/01/35		400	386,052
	NIKE, Inc.
#	2.850%, 03/27/30		32,250	27,585,673
	Northern Trust Corp.
	1.950%, 05/01/30		21,470	16,638,166
	Nucor Corp.
	3.950%, 05/01/28		4,016	3,736,471
	3.125%, 04/01/32		7,340	5,929,836
	6.400%, 12/01/37		6,585	6,600,328
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,348	2,291,007
	Oklahoma Gas & Electric Co.
	5.400%, 01/15/33		4,200	3,965,600
	Omnicom Group, Inc.
#	4.200%, 06/01/30		12,855	11,322,229

125

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	ONE Gas, Inc.
	4.250%, 09/01/32		4,700	$4,140,635
	Oracle Corp.
	3.250%, 11/15/27		29,993	27,154,431
	4.300%, 07/08/34		400	333,412
	3.900%, 05/15/35		800	630,097
	3.650%, 03/25/41		17,000	11,576,390
	Owens Corning
	3.875%, 06/01/30		9,226	7,959,141
	Parker-Hannifin Corp.
	3.300%, 11/21/24		3,093	3,008,374
	3.250%, 06/14/29		6,000	5,271,431
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		133	122,224
	PepsiCo, Inc.
	2.625%, 04/28/26	EUR	2,800	2,882,143
	4.875%, 11/01/40		400	353,751
	2.625%, 10/21/41		1,200	768,397
	Pfizer, Inc.
	4.000%, 12/15/36		400	332,984
	4.100%, 09/15/38		1,600	1,288,298
	3.900%, 03/15/39		6,600	5,167,167
	7.200%, 03/15/39		2,400	2,645,272
	2.550%, 05/28/40		2,000	1,269,638
	5.600%, 09/15/40		400	375,617
	Philip Morris International, Inc.
	0.625%, 11/08/24	EUR	774	790,203
	3.250%, 11/10/24		6,698	6,523,596
	3.375%, 08/15/29		6,000	5,222,184
	2.100%, 05/01/30		9,550	7,495,386
	5.375%, 02/15/33		1,000	923,897
	5.625%, 09/07/33		10,000	9,388,019
	6.375%, 05/16/38		13,000	12,868,026
	4.375%, 11/15/41		4,700	3,533,747
	4.500%, 03/20/42		400	305,976
	3.875%, 08/21/42		4,300	3,017,291
	Phillips 66
	2.150%, 12/15/30		400	309,011
	4.650%, 11/15/34		400	347,826
	5.875%, 05/01/42		800	746,484
	Plains All American Pipeline LP/PAA Finance Corp.
	5.150%, 06/01/42		5,000	3,791,725
	4.300%, 01/31/43		6,441	4,362,352
	PNC Bank NA
#	2.950%, 02/23/25		1,093	1,047,841
	3.250%, 06/01/25		4,680	4,471,855
	PPG Industries, Inc.
	1.875%, 06/01/25	EUR	2,125	2,172,667
	2.550%, 06/15/30		9,250	7,471,721
	PPL Capital Funding, Inc.
	3.100%, 05/15/26		5,000	4,673,808

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Precision Castparts Corp.
	3.250%, 06/15/25		26,684	$25,759,348
	3.900%, 01/15/43		4,000	2,970,053
	Primerica, Inc.
	2.800%, 11/19/31		15,500	11,951,476
	Principal Financial Group, Inc.
	3.400%, 05/15/25		2,300	2,208,355
	6.050%, 10/15/36		4,000	3,834,123
	Progress Energy, Inc.
	7.750%, 03/01/31		2,500	2,669,711
#	6.000%, 12/01/39		600	557,058
	Progressive Corp.
#	3.000%, 03/15/32		16,500	13,411,693
	Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	4,600	4,212,955
	Prologis LP
	3.000%, 06/02/26	EUR	6,700	6,881,880
	5.125%, 01/15/34		2,563	2,347,046
	Prudential Financial, Inc.
	3.000%, 03/10/40		9,850	6,536,549
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		1,000	1,094,372
	PulteGroup, Inc.
	7.875%, 06/15/32		3,895	4,178,963
	6.375%, 05/15/33		11,000	10,696,664
	6.000%, 02/15/35		6,449	6,000,547
	QUALCOMM, Inc.
	1.650%, 05/20/32		10,643	7,763,398
	Quanta Services, Inc.
	2.900%, 10/01/30		302	237,807
	Quest Diagnostics, Inc.
	2.800%, 06/30/31		1,000	791,566
	Realty Income Corp.
	2.850%, 12/15/32		8,577	6,491,789
	1.800%, 03/15/33		1,800	1,225,040
	4.900%, 07/15/33		5,000	4,444,277
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26		15,789	14,924,786
	3.900%, 05/15/29		4,725	4,168,710
	3.150%, 06/15/30		15,455	12,531,842
	Revvity, Inc.
	3.300%, 09/15/29		1,300	1,107,339
	Roche Holdings, Inc.
Ω	2.625%, 05/15/26		600	560,639
	Ross Stores, Inc.
	1.875%, 04/15/31		9,000	6,679,968
	Royalty Pharma PLC
	2.200%, 09/02/30		10,000	7,632,455
	3.300%, 09/02/40		63,117	39,884,322
	RTX Corp.
	4.450%, 11/16/38		1,200	956,926
	4.700%, 12/15/41		5,600	4,457,801

126

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	4.500%, 06/01/42		28,524	$22,134,107
	Salesforce, Inc.
	3.700%, 04/11/28		10,200	9,554,333
	2.700%, 07/15/41		1,600	1,028,891
	Sanofi SA
	3.625%, 06/19/28		10,600	9,913,841
	Schlumberger Finance BV
	1.375%, 10/28/26	EUR	9,750	9,590,198
	Schlumberger Investment SA
	2.650%, 06/26/30		7,452	6,168,223
	Sherwin-Williams Co.
	2.950%, 08/15/29		5,200	4,431,498
	Simon Property Group LP
	2.650%, 07/15/30		20,000	16,123,823
	2.200%, 02/01/31		13,548	10,251,061
	2.250%, 01/15/32		7,377	5,409,480
	5.500%, 03/08/33		5,400	5,018,120
	6.750%, 02/01/40		1,200	1,178,638
	4.750%, 03/15/42		400	308,024
	Southern California Edison Co.
	6.650%, 04/01/29		400	404,701
	Southern Power Co.
	5.150%, 09/15/41		3,000	2,464,578
	Southwest Gas Corp.
	3.700%, 04/01/28		2,900	2,640,937
	2.200%, 06/15/30		13,700	10,612,137
	Spirit Realty LP
	2.700%, 02/15/32		14,491	10,731,525
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30		2,650	2,082,130
	5.200%, 09/01/40		400	337,267
	State Street Corp.
	3.550%, 08/18/25		1,854	1,780,264
	Steel Dynamics, Inc.
	3.250%, 01/15/31		19,725	16,308,747
	Stellantis Finance U.S., Inc.
Ω	2.691%, 09/15/31		11,500	8,697,821
	Stryker Corp.
	3.650%, 03/07/28		4,379	4,042,124
	Sutter Health
	3.161%, 08/15/40		2,000	1,345,048
	Tapestry, Inc.
	3.050%, 03/15/32		12,282	8,812,114
	Targa Resources Corp.
	4.200%, 02/01/33		3,000	2,486,587
	Target Corp.
	4.000%, 07/01/42		2,100	1,628,033
	TCI Communications, Inc.
	7.875%, 02/15/26		720	751,555
	Texas Instruments, Inc.
	3.875%, 03/15/39		7,290	5,794,428

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Textron, Inc.
2.450%, 03/15/31		14,820	$11,557,910
Thermo Fisher Scientific, Inc.
2.800%, 10/15/41		2,700	1,720,302
# 5.404%, 08/10/43		7,500	6,801,052
Travelers Cos., Inc.
6.250%, 06/15/37		1,335	1,351,417
5.350%, 11/01/40		1,200	1,091,218
Truist Financial Corp.
# 3.700%, 06/05/25		7,545	7,239,171
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		10,000	7,846,944
U.S. Bancorp
0.850%, 06/07/24	EUR	800	827,722
Union Pacific Corp.
3.250%, 01/15/25		9,115	8,858,134
2.891%, 04/06/36		23,350	17,109,776
3.600%, 09/15/37		1,800	1,383,918
3.550%, 08/15/39		400	294,492
3.200%, 05/20/41		15,400	10,474,300
3.375%, 02/14/42		5,150	3,600,234
United Parcel Service, Inc.
6.200%, 01/15/38		400	409,439
# 4.875%, 11/15/40		1,020	893,734
UnitedHealth Group, Inc.
4.200%, 05/15/32		18,800	16,668,459
5.800%, 03/15/36		400	393,392
6.625%, 11/15/37		400	417,275
6.875%, 02/15/38		350	375,310
3.500%, 08/15/39		17,038	12,511,004
2.750%, 05/15/40		11,200	7,251,106
5.700%, 10/15/40		2,400	2,270,067
5.950%, 02/15/41		1,000	960,241
3.050%, 05/15/41		28,172	18,799,110
4.625%, 11/15/41		1,200	985,658
Unum Group
3.875%, 11/05/25		1,977	1,884,423
4.000%, 06/15/29		10,963	9,767,247
5.750%, 08/15/42		3,000	2,486,961
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,367	16,267,466
Valero Energy Corp.
7.500%, 04/15/32		580	615,438
6.625%, 06/15/37		11,550	11,341,683
Ventas Realty LP
3.000%, 01/15/30		1,100	898,447
VeriSign, Inc.
2.700%, 06/15/31		5,106	3,943,164
Verizon Communications, Inc.
4.016%, 12/03/29		16,353	14,604,340
2.355%, 03/15/32		2,733	2,043,602
3.400%, 03/22/41		400	269,923
VF Corp.
# 2.950%, 04/23/30		6,516	5,103,390

127

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Viatris, Inc.
2.700%, 06/22/30		1,000	$768,022
3.850%, 06/22/40		10,000	6,223,909
Virginia Electric & Power Co.
6.000%, 01/15/36		1,300	1,252,352
8.875%, 11/15/38		2,000	2,410,529
Visa, Inc.
2.050%, 04/15/30		61,859	50,041,400
Voya Financial, Inc.
5.700%, 07/15/43		913	766,380
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30		23,552	18,340,450
Walmart, Inc.
5.000%, 10/25/40		7,200	6,592,013
5.625%, 04/15/41		2,100	2,048,141
Walt Disney Co.
3.700%, 09/15/24		3,814	3,750,761
6.200%, 12/15/34		100	101,454
6.400%, 12/15/35		3,000	3,054,527
4.625%, 03/23/40		6,500	5,463,764
3.500%, 05/13/40		24,596	17,680,670
6.150%, 02/15/41		400	387,633
5.400%, 10/01/43		2,000	1,782,993
WEC Energy Group, Inc.
3.550%, 06/15/25		1,757	1,689,528
Wells Fargo & Co.
0.500%, 04/26/24	EUR	15,349	15,957,704
2.125%, 06/04/24	EUR	6,240	6,521,533
3.000%, 02/19/25		4,264	4,101,583
1.625%, 06/02/25	EUR	3,400	3,450,416
2.000%, 07/28/25	GBP	887	1,005,442
3.000%, 04/22/26		3,733	3,468,443
2.000%, 04/27/26	EUR	5,000	5,011,565
1.375%, 10/26/26	EUR	2,500	2,424,161
1.000%, 02/02/27	EUR	15,000	14,225,312
4.150%, 01/24/29		600	544,965
Welltower OP LLC
4.125%, 03/15/29		1,150	1,038,074
2.750%, 01/15/31		17,596	13,813,125
2.750%, 01/15/32		5,000	3,812,717
Westlake Corp.
3.375%, 06/15/30		11,785	9,796,121
WestRock MWV LLC
8.200%, 01/15/30		19,367	20,988,679
Weyerhaeuser Co.
7.375%, 03/15/32		813	857,651
Whirlpool Corp.
3.700%, 05/01/25		14,663	14,191,970
# 4.750%, 02/26/29		700	653,518
Williams Cos., Inc.
4.000%, 09/15/25		6,158	5,920,711
3.500%, 11/15/30		13,600	11,457,494
6.300%, 04/15/40		20,000	18,883,027

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
WP Carey, Inc.
2.400%, 02/01/31	2,300	$1,744,324
2.450%, 02/01/32	9,800	7,206,947
WRKCo, Inc.
4.200%, 06/01/32	1,470	1,281,939
3.000%, 06/15/33	19,705	15,054,410
Zoetis, Inc.
3.000%, 09/12/27	11,377	10,337,859

TOTAL UNITED STATES		3,784,295,235

TOTAL BONDS		5,706,480,827

U.S. TREASURY OBLIGATIONS — (26.0%)
U.S. Treasury Bonds
5.250%, 02/15/29	28,500	28,933,066
1.125%, 05/15/40	159,000	86,636,367
1.125%, 08/15/40	155,000	83,693,946
1.375%, 11/15/40	162,000	91,308,515
1.875%, 02/15/41	97,000	59,787,617
1.750%, 08/15/41	195,000	115,773,633
2.000%, 11/15/41	136,000	84,181,876
2.375%, 02/15/42	125,000	82,539,062
2.750%, 08/15/42	73,000	51,091,445
2.750%, 11/15/42	122,500	85,367,187
2.875%, 05/15/43	55,000	38,901,758
U.S. Treasury Notes
0.250%, 11/15/23	85,000	84,835,098
0.500%, 11/30/23	100,000	99,613,656
2.125%, 11/30/23	90,000	89,765,065
2.875%, 11/30/23	25,000	24,949,198
# 0.125%, 12/15/23	85,000	84,461,771
0.750%, 12/31/23	104,000	103,203,020
2.625%, 12/31/23	20,000	19,906,216
0.125%, 01/15/24	75,000	74,200,195
0.875%, 01/31/24	100,000	98,882,812
0.125%, 02/15/24	105,000	103,404,492
2.750%, 02/15/24	25,000	24,804,688
1.500%, 02/29/24	65,000	64,162,110
2.125%, 02/29/24	20,000	19,779,688
2.125%, 03/31/24	50,000	49,318,360
0.375%, 04/15/24	60,000	58,640,625
2.500%, 04/30/24	50,000	49,263,672
0.250%, 05/15/24	62,000	60,275,625
2.000%, 05/31/24	50,000	49,003,906
2.500%, 05/31/24	30,000	29,482,031
# 0.250%, 06/15/24	82,000	79,386,250
1.500%, 01/31/27	59,500	53,508,164
2.250%, 02/15/27	60,000	55,249,219
2.375%, 05/15/27	91,200	83,804,250
2.250%, 08/15/27	40,000	36,384,375
2.250%, 11/15/27	39,018	35,294,796
2.750%, 02/15/28	47,000	43,184,922
1.125%, 02/29/28	54,000	46,195,313
1.250%, 03/31/28	15,000	12,863,086

128

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	1.250%, 04/30/28	40,000	$34,223,438
	2.875%, 05/15/28	69,000	63,461,133
	2.875%, 08/15/28	90,000	82,381,640
	3.125%, 11/15/28	75,000	69,155,273
	2.625%, 02/15/29	25,000	22,384,766
	2.375%, 03/31/29	10,000	8,803,906

TOTAL U.S. TREASURY OBLIGATIONS			2,722,447,231

COMMERCIAL PAPER — (0.5%)
AUSTRALIA — (0.5%)
Australia & New Zealand Banking Group Ltd.
Ω	5.560%, 02/22/24	25,000	24,565,486
WESTPAC BANKING CORP.
Ω	5.610%, 03/13/24	25,000	24,495,180

TOTAL AUSTRALIA			49,060,666

TOTAL COMMERCIAL PAPER
	(Cost $49,045,549)		49,060,666

		Face Amount^	Value†
		(000)
FOREIGN SOVEREIGN OBLIGATIONS — (0.1%)
UNITED KINGDOM — (0.1%)
U.K. Treasury Bills
5.617%, 02/05/24	GBP	5,000	$5,993,230

TOTAL INVESTMENT SECURITIES
	(Cost $11,415,782,487)		10,023,295,354

		Shares
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund		37,796,601	437,193,284

TOTAL INVESTMENTS — (100.0%)
	(Cost $11,852,978,477)		$10,460,488,638

As of October 31, 2023, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	26,822,978	NZD	45,440,486	Barclays Capital	11/06/23	$348,969
USD	43,858,279	GBP	35,746,850	Barclays Capital	11/22/23	404,803
EUR	2,255,549	USD	2,379,995	HSBC Bank	12/22/23	12,205
EUR	2,683,404	USD	2,837,759	UBS AG	01/02/24	10,072
USD	38,148,204	CAD	52,205,878	State Street Bank and Trust	01/03/24	457,751
USD	77,322,989	EUR	72,795,413	Barclays Capital	01/09/24	43,289
USD	114,553,357	EUR	107,577,828	State Street Bank and Trust	01/10/24	343,591
USD	88,070,559	EUR	82,507,074	Societe Generale	01/23/24	427,112

Total Appreciation						$2,047,792
USD	118,238,442	AUD	187,451,109	Societe Generale	11/27/23	$(767,916)
USD	144,593,506	EUR	136,803,970	Bank of America Corp.	12/22/23	(498,624)
EUR	7,512,352	USD	7,973,356	Citibank, N.A.	12/22/23	(5,875)
USD	126,016,693	EUR	119,069,803	State Street Bank and Trust	12/27/23	(304,250)
USD	136,585,354	EUR	129,826,224	State Street Bank and Trust	01/02/24	(1,196,009)
EUR	2,646,055	USD	2,816,094	State Street Bank and Trust	01/02/24	(7,901)
USD	73,538,136	EUR	69,312,382	Morgan Stanley and Co. International	01/05/24	(31,063)
USD	34,311,261	DKK	241,719,100	Morgan Stanley and Co. International	01/16/24	(107,612)
USD	56,899,364	EUR	53,667,902	HSBC Bank	01/18/24	(97,053)
USD	121,604,608	GBP	100,261,914	State Street Bank and Trust	01/18/24	$(336,778)

Total (Depreciation)						$(3,353,081)

Total Appreciation (Depreciation)						$(1,305,289)

129

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,539,313,400	—	$1,539,313,400
Bonds
Australia	—	156,641,558	—	156,641,558
Austria	—	4,097,049	—	4,097,049
Belgium	—	82,818,395	—	82,818,395
Canada	—	324,680,426	—	324,680,426
Denmark	—	40,357,700	—	40,357,700
Finland	—	34,288,042	—	34,288,042
France	—	160,918,565	—	160,918,565
Germany	—	223,276,450	—	223,276,450
Hong Kong	—	5,701,841	—	5,701,841
Ireland	—	2,010,711	—	2,010,711
Italy	—	36,659,735	—	36,659,735
Japan	—	169,861,717	—	169,861,717
Luxembourg	—	2,151,080	—	2,151,080
Netherlands	—	60,386,289	—	60,386,289
New Zealand	—	26,529,499	—	26,529,499
Norway	—	30,819,443	—	30,819,443
Spain	—	113,179,401	—	113,179,401
Supranational Organization Obligations	—	117,144,239	—	117,144,239
Sweden	—	67,159,991	—	67,159,991
Switzerland	—	31,513,724	—	31,513,724
United Kingdom	—	231,989,737	—	231,989,737
United States	—	3,784,295,235	—	3,784,295,235
U.S. Treasury Obligations	—	2,722,447,231	—	2,722,447,231
Commercial Paper	—	49,060,666	—	49,060,666
Foreign Sovereign Obligations	—	5,993,230	—	5,993,230
Securities Lending Collateral	—	437,193,284	—	437,193,284
Forward Currency Contracts**	—	(1,305,289)	—	(1,305,289)

TOTAL	—	$10,459,183,349	—	$10,459,183,349

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

130

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.5%)
U.S. Treasury Inflation-Indexed Notes
0.625%, 01/15/24	80,688	$79,963,179
0.500%, 04/15/24	82,139	80,754,467
0.125%, 07/15/24	81,055	79,179,773
0.125%, 10/15/24	74,531	72,312,158
0.250%, 01/15/25	2,447	2,355,906
0.625%, 01/15/26	14,211	13,518,642

TOTAL U.S. TREASURY OBLIGATIONS		328,084,125

	Shares
AFFILIATED INVESTMENT COMPANIES — (80.4%)
DFA Intermediate Government Fixed Income Portfolio DFA Investment Dimensions Group Inc.	81,162,223	844,087,116
DFA Two-Year Global Fixed Income Portfolio DFA Investment Dimensions Group, Inc.	52,109,424	508,587,982

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,522,837,762)		1,352,675,098

TOTAL INVESTMENT SECURITIES (Cost $1,854,526,892)		1,680,759,223

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.300%	1,392,877	1,392,877

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	1	12

TOTAL INVESTMENTS — (100.0%) (Cost $1,855,919,781)		$1,682,152,112

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$328,084,125	—	$328,084,125
Affiliated Investment Companies	$1,352,675,098	—	—	1,352,675,098
Temporary Cash Investments	1,392,877	—	—	1,392,877
Securities Lending Collateral	—	12	—	12

TOTAL	$1,354,067,975	$328,084,137	—	$1,682,152,112

See accompanying Notes to Financial Statements.

131

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50	158,709	$88,009,326
0.125%, 02/15/51	168,213	88,022,715
0.125%, 02/15/52	170,455	88,117,326
1.500%, 02/15/53	48,675	38,107,863

TOTAL U.S. TREASURY OBLIGATIONS Cost ($503,964,685)		302,257,230

TOTAL INVESTMENTS — (100.0%) (Cost $503,964,685)		$302,257,230

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$302,257,230	—	$302,257,230

TOTAL	—	$302,257,230	—	$302,257,230

See accompanying Notes to Financial Statements.

132

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
Treasury Inflation Protected Security
0.375%, 07/15/27	458,684	$424,188,841
0.500%, 01/15/28	284,500	261,075,577
0.750%, 07/15/28	105,175	97,293,658
0.875%, 01/15/29	460,500	512,115,335
0.250%, 07/15/29	151,815	134,355,077
0.125%, 01/15/30	243,407	210,137,930
0.125%, 07/15/30	71,839	61,541,079
0.125%, 01/15/31	147,409	124,338,704
0.125%, 07/15/31	101,938	85,313,287
0.125%, 01/15/32	203,767	167,964,601
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28	412,786	398,967,613
3.625%, 04/15/28	445,081	464,472,160
2.500%, 01/15/29	482,564	481,928,057
3.875%, 04/15/29	442,091	471,465,352
3.375%, 04/15/32	294,876	312,380,783
2.125%, 02/15/40	410,467	383,476,376
2.125%, 02/15/41	372,622	347,232,391
0.750%, 02/15/42	139,933	101,064,942
0.625%, 02/15/43	72,102	49,854,880

TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,919,525,780)		5,089,166,643

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.300%	2,821,050	2,821,050

TOTAL INVESTMENTS — (100.0%) (Cost $5,922,346,830)		$5,091,987,693

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$5,089,166,643	—	$5,089,166,643
Temporary Cash Investments	$2,821,050	—	—	2,821,050

TOTAL	$2,821,050	$5,089,166,643	—	$5,091,987,693

See accompanying Notes to Financial Statements.

133

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

			Face Amount^	Value†
			(000)
BONDS — (73.9%)
AUSTRALIA — (3.0%)
APA Infrastructure Ltd
Ω	4.200%, 03/23/25		6,300	$6,132,704
ASB Bank Ltd.
	0.750%, 03/13/24	EUR	1,438	1,502,733
Bank of New Zealand
Ω	3.500%, 02/20/24		2,665	2,644,699
BHP Billiton Finance Ltd.
	3.000%, 05/29/24	EUR	1,600	1,681,421
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.084%, 03/14/25		2,500	2,507,275
(r)Ω	SOFR + 0.520%, FRN,
	5.864%, 06/15/26		1,050	1,046,367
(r)	3M Swap + 1.020%, FRN, 5.170%, 08/18/27	AUD	2,500	1,594,163
(r)	3M Swap + 0.950%, FRN, 5.112%, 08/17/28	AUD	2,500	1,585,363
Glencore Funding LLC
Ω	4.625%, 04/29/24		9,283	9,212,018
Ω	1.625%, 04/27/26		2,300	2,071,661
Ω	4.000%, 03/27/27		2,000	1,865,231
National Australia Bank Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.760%, FRN, 6.101%, 05/13/25		2,670	2,677,873
(r)	3M Swap + 0.780%, FRN, 4.948%, 05/12/26	AUD	1,151	730,127
Stockland Trust
	1.625%, 04/27/26	EUR	750	738,338
Suncorp-Metway Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	5.072%, 08/22/25	AUD	1,200	762,482
Telstra Group Ltd.
	3.125%, 04/07/25		192	185,127
Westpac Banking Corp.
	4.125%, 06/04/26	AUD	500	307,764
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.690%, FRN
(r)	4.809%, 03/17/25	AUD	6,500	4,127,865
Westpac Securities NZ Ltd.
	1.099%, 03/24/26	EUR	15,070	14,787,763

TOTAL AUSTRALIA				56,160,974

			Face Amount^	Value†
			(000)
	AUSTRIA — (0.1%)
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	1,600	1,615,287

	BELGIUM — (0.9%)
	Belfius Bank SA
	0.010%, 10/15/25	EUR	2,500	$2,449,105
	Dexia Credit Local SA
	1.625%, 12/08/23	GBP	1,700	2,058,123
Δ	0.000%, 05/29/24	EUR	3,800	3,931,045
	0.500%, 01/17/25	EUR	5,000	5,086,817
	Groupe Bruxelles Lambert NV
	1.375%, 05/23/24	EUR	400	416,681
	1.875%, 06/19/25	EUR	1,000	1,023,345
	Solvay Finance America LLC
Ω	4.450%, 12/03/25		2,000	1,997,169

	TOTAL BELGIUM			16,962,285

	CANADA — (8.6%)
	Alimentation Couche-Tard, Inc.
	3.056%, 07/26/24	CAD	17,600	12,460,432
	Bank of Montreal
	2.850%, 03/06/24	CAD	11,750	8,393,910
	0.625%, 07/09/24		3,150	3,035,138
	2.280%, 07/29/24	CAD	7,750	5,453,921
	2.750%, 06/15/27	EUR	300	300,748
	Bank of Montreal, Floating Rate Note, SOFR + 0.465%, FRN
(r)	5.811%, 01/10/25		523	520,628
	Bank of Nova Scotia
	2.490%, 09/23/24	CAD	6,250	4,385,434
	Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.460%, FRN, 5.806%, 01/10/25		825	821,462
(r)		SOFR + 1.090%, FRN, 6.434%, 06/12/25	11,850	11,884,729
	Bell Telephone Co. of Canada or Bell Canada
	2.700%, 02/27/24	CAD	10,850	7,747,373
	0.750%, 03/17/24		3,000	2,940,167
	Brookfield Finance, Inc.
	4.000%, 04/01/24		2,038	2,021,253
	Canada Government Bond
	1.500%, 05/01/24	CAD	5,900	4,180,353

134

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	4,800	$3,414,810
	Canadian Imperial Bank of Commerce
	3.290%, 01/15/24	CAD	7,750	5,564,128
	2.350%, 08/28/24	CAD	2,250	1,580,135
	1.250%, 06/22/26		3,500	3,099,743
	Canadian Imperial Bank of Commerce, Floating Rate Note,
(r)	SOFR + 0.420%, FRN, 5.765%, 10/18/24		2,367	2,362,905
(r)	SOFR + 0.940%, FRN, 6.284%, 04/07/25		2,886	2,892,718
(r)	SOFR + 1.220%, FRN, 6.564%, 10/02/26		2,000	2,000,195
	Canadian Natural Resources Ltd.
	3.900%, 02/01/25		559	543,396
	2.050%, 07/15/25		555	518,297
	Canadian Pacific Railway Co.
	1.589%, 11/24/23	CAD	2,700	1,942,306
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.741%, 05/19/25		7,300	7,300,641
	Emera U.S. Finance LP
	0.833%, 06/15/24		700	674,066
	Honda Canada Finance, Inc.
	2.500%, 06/04/24	CAD	1,500	1,062,553
	National Bank of Canada
	2.983%, 03/04/24	CAD	6,000	4,288,588
	2.545%, 07/12/24	CAD	6,000	4,234,851
	Province of Alberta Canada
	3.100%, 06/01/24	CAD	4,000	2,851,300
	Province of Ontario Canada
	0.500%, 12/15/23	GBP	100	120,835
	Province of Saskatchewan Canada
	3.200%, 06/03/24	CAD	8,000	5,705,888
	PSP Capital, Inc.
	3.290%, 04/04/24	CAD	5,000	3,577,321
	Rogers Communications, Inc.
	4.000%, 03/13/24	CAD	14,750	10,564,904
	Royal Bank of Canada
	2.352%, 07/02/24	CAD	7,500	5,292,374
	0.125%, 07/23/24	EUR	440	452,612
	2.609%, 11/01/24	CAD	6,250	4,374,437

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	Royal Bank of Canada, Floating Rate Note,
(r)	SOFR + 0.340%, FRN, 5.684%, 10/07/24		2,825	$2,816,916
(r)	SOFR + 0.570%, FRN, 5.915%, 04/27/26		4,583	4,539,430
	Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	7,500	5,357,004
	0.375%, 04/25/24	EUR	2,000	2,078,841
	0.500%, 01/18/27	EUR	6,111	5,744,957
	2.875%, 04/05/27	GBP	1,500	1,656,941
	2.551%, 08/03/27	EUR	2,000	1,992,305

	TOTAL CANADA			162,750,945

	DENMARK — (0.3%)
	AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	1,250	1,254,293
	Danske Bank AS
	0.625%, 05/26/25	EUR	4,660	4,669,004

	TOTAL DENMARK			5,923,297

	FINLAND — (0.3%)
	OP Corporate Bank PLC
	0.375%, 06/19/24	EUR	1,600	1,653,054
	0.250%, 03/24/26	EUR	1,624	1,569,343
	1.375%, 09/04/26	GBP	2,487	2,639,502

	TOTAL FINLAND			5,861,899

	FRANCE — (3.8%)
	Arval Service Lease SA
	0.875%, 02/17/25	EUR	400	404,111
	4.125%, 04/13/26	EUR	1,500	1,575,425
	Banque Federative du Credit Mutuel SA
	0.125%, 02/05/24	EUR	2,000	2,094,624
	0.010%, 03/07/25	EUR	12,000	12,007,237
	1.000%, 07/16/26	GBP	1,000	1,070,490
	1.250%, 05/26/27	EUR	1,000	958,065
	Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 1.400%, FRN
(r)Ω	6.745%, 07/13/26		870	872,201
	Banque Stellantis France SACA
	0.625%, 06/21/24	EUR	3,109	3,218,150
Δ	0.000%, 01/22/25	EUR	3,700	3,720,460
	BNP Paribas SA
	1.000%, 06/27/24	EUR	3,930	4,076,623
	BPCE SA
	1.000%, 07/15/24	EUR	2,100	2,174,913
Ω	2.375%, 01/14/25		12,700	12,076,966

135

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Bpifrance SACA
	0.125%, 11/25/23	EUR	2,100	$2,216,300
Credit Agricole SA
	2.375%, 05/20/24	EUR	2,300	2,409,552
Ω	3.250%, 10/04/24		8,000	7,796,540
	1.375%, 05/03/27	EUR	1,200	1,165,442
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	966,766
Societe Generale SA
Ω	2.625%, 10/16/24		1,700	1,640,733
#,Ω	2.625%, 01/22/25		9,420	8,971,359
	0.250%, 07/08/27	EUR	1,500	1,377,885
Unedic Asseo
	2.375%, 05/25/24	EUR	1,100	1,153,081

TOTAL FRANCE				71,946,923

GERMANY — (4.3%)
Bayer U.S. Finance II LLC
Ω	3.375%, 07/15/24		5,530	5,426,976
BMW US Capital LLC, Floating Rate Note, SOFR + 0.620%, FRN
(r)Ω	5.961%, 08/11/25		10,500	10,520,352
Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	5,000	3,464,179
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.093%, 12/13/24		1,750	1,747,726
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	5,300	5,379,285
FMS Wertmanagement
	0.625%, 12/15/23	GBP	200	241,656
Fresenius Medical Care AG & Co. KGaA
	3.875%, 09/20/27	EUR	500	510,454
HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	3,500	3,530,004
Kreditanstalt fuer Wiederaufbau
	1.625%, 04/03/24	NOK	86,330	7,625,003
Landeskreditbank Baden-Wuerttemberg Foerderbank
	1.375%, 12/15/23	GBP	1,500	1,814,332
	4.250%, 08/07/25	AUD	4,200	2,625,901

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Landwirtschaftliche Rentenbank
	1.125%, 12/15/23	GBP	3,600	$4,353,302
Mercedes-Benz Finance Canada, Inc.
	2.970%, 03/13/24	CAD	6,000	4,286,339
Mercedes-Benz Finance North America LLC
Ω	3.650%, 02/22/24		1,209	1,200,523
Ω	1.450%, 03/02/26		1,998	1,813,770
Mercedes-Benz Finance North America LLC, Floating Rate Note,
(r)Ω	SOFR + 0.930%, FRN, 6.274%, 03/30/25		2,500	2,516,140
(r)Ω	SOFR + 0.570%, FRN, 5.915%, 08/01/25		3,850	3,855,646
Mercedes-Benz International Finance BV
Δ	0.000%, 02/08/24	EUR	2,000	2,093,045
NRW Bank
	1.050%, 03/31/26	AUD	580	333,731
Siemens Financieringsmaatschappij NV
	0.250%, 06/05/24	EUR	400	414,096
Δ	0.000%, 09/05/24	EUR	580	594,183
	1.000%, 02/20/25	GBP	500	574,847
Volkswagen Financial Services NV
	2.125%, 06/27/24	GBP	3,300	3,907,018
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		500	485,365
Volkswagen Group of America Finance LLC, Floating Rate Note,
(r)Ω	SOFR + 0.950%, FRN, 6.293%, 06/07/24		1,450	1,452,736
(r)Ω	SOFR + 0.930%, FRN, 6.274%, 09/12/25		4,300	4,305,121
Volkswagen Leasing GmbH
	0.375%, 07/20/26	EUR	3,000	2,866,914
VW Credit Canada, Inc.
	2.850%, 09/26/24	CAD	4,900	3,442,950

TOTAL GERMANY				81,381,594

IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.500%, 01/15/25		3,000	2,892,815
	1.750%, 01/30/26		12,800	11,510,084

136

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	IRELAND — (Continued)
	4.450%, 04/03/26		150	$143,464
	GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	809,912

	TOTAL IRELAND			15,356,275

	ITALY — (0.5%)
	Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		5,900	5,731,175
	Republic of Italy Government International Bonds
	2.375%, 10/17/24		3,961	3,825,098

	TOTAL ITALY			9,556,273

	JAPAN — (4.9%)
	American Honda Finance Corp.
	1.950%, 10/18/24	EUR	440	456,128
	American Honda Finance Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.134%, 10/03/25		2,000	2,002,126
	Japan Bank for International Cooperation
	2.500%, 05/23/24		2,694	2,646,311
	Mitsubishi Corp.
	3.375%, 07/23/24		400	392,040
	Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24		1,000	991,455
	0.978%, 06/09/24	EUR	960	996,629
	0.339%, 07/19/24	EUR	6,550	6,748,034
	2.193%, 02/25/25		8,500	8,076,945
	Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,750	1,791,074
	0.184%, 04/13/26	EUR	4,000	3,856,039
	1.631%, 04/08/27	EUR	9,574	9,288,124
	Nomura Holdings, Inc.
	2.648%, 01/16/25		600	573,030
	1.851%, 07/16/25		6,215	5,757,212
	1.653%, 07/14/26		5,528	4,875,851
	2.329%, 01/22/27		2,000	1,753,393
	NTT Finance Corp.
Ω	4.142%, 07/26/24		535	528,003
	0.010%, 03/03/25	EUR	2,050	2,059,110
	ORIX Corp.
	1.919%, 04/20/26	EUR	3,750	3,751,230
	Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		7,500	7,328,920
	0.934%, 10/11/24	EUR	800	821,313

			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	1.546%, 06/15/26	EUR	7,580	$7,516,494
Sumitomo Mitsui Trust Bank Ltd.
Ω	0.850%, 03/25/24		600	587,894
Ω	2.550%, 03/10/25		3,200	3,053,765
Toyota Finance Australia Ltd.
	0.250%, 04/09/24	EUR	2,000	2,081,402
	2.004%, 10/21/24	EUR	970	1,005,498
	0.064%, 01/13/25	EUR	3,450	3,478,108
Toyota Motor Credit Corp.
	0.750%, 11/19/26	GBP	549	578,323
Toyota Motor Credit Corp., Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.700%, 02/22/24		1,500	1,500,127
(r)	SOFR + 0.560%, FRN, 5.906%, 01/10/25		3,400	3,400,654
(r)	SOFR + 0.890%, FRN, 6.232%, 05/18/26		5,030	5,051,494

TOTAL JAPAN				92,946,726

NETHERLANDS — (0.8%)
Cooperatieve Rabobank UA
	0.625%, 02/27/24	EUR	6,000	6,278,513
Ω	2.625%, 07/22/24		1,000	976,521
de Volksbank NV
	0.010%, 09/16/24	EUR	1,900	1,938,620
ING Groep NV
	3.550%, 04/09/24		4,000	3,954,989
	1.125%, 02/14/25	EUR	1,000	1,018,208
Shell International Finance BV
	1.125%, 04/07/24	EUR	800	835,933

TOTAL NETHERLANDS				15,002,784

NEW ZEALAND — (0.9%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	31,000	17,572,959

NORWAY — (0.2%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	56,415
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω	6.344%, 06/17/26		4,000	4,062,889
Telenor ASA
	2.625%, 12/06/24	EUR	500	520,702

TOTAL NORWAY				4,640,006

137

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	PORTUGAL — (0.1%)
	EDP Finance BV
Ω	3.625%, 07/15/24		2,500	2,452,257

	SPAIN — (1.7%)
	Autonomous Community of Madrid
	4.125%, 05/21/24	EUR	5,000	$5,287,549
	Banco Bilbao Vizcaya Argentaria SA
	1.750%, 11/26/25	EUR	8,300	8,384,134
	0.375%, 11/15/26	EUR	700	665,535
	3.375%, 09/20/27	EUR	3,000	3,091,077
	Banco Santander SA
	2.746%, 05/28/25		2,000	1,884,650
	1.849%, 03/25/26		1,000	893,393
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		1,000	960,494
	3.244%, 10/05/26		6,000	5,388,595
	Telefonica Emisiones SA
#	4.103%, 03/08/27		7,200	6,739,169

	TOTAL SPAIN			33,294,596

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.7%)
	Asian Development Bank
	0.800%, 11/06/25	AUD	10,650	6,231,650
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	17,500	9,990,314
	Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.961%, 08/16/27		2,000	2,006,636
	European Investment Bank
	0.875%, 12/15/23	GBP	1,600	1,934,116
	1.500%, 01/26/24	NOK	50,000	4,440,697
	Inter-American Development Bank
	1.250%, 12/15/23	GBP	1,100	1,330,309
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r)	5.625%, 04/12/27		16,900	16,867,578
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.430%, FRN
(r)	5.771%, 08/19/27		325	325,384
	International Finance Corp.
	1.250%, 12/15/23	GBP	890	1,076,350

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	Nordic Investment Bank
	1.875%, 04/10/24	NOK	75,000	$6,627,234

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			50,830,268

	SWEDEN — (1.9%)
	Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	10,000	895,019
	Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	1,500	1,502,000
	SBAB Bank AB
	1.875%, 12/10/25	EUR	2,200	2,226,048
	Skandinaviska Enskilda Banken AB
	4.000%, 11/09/26	EUR	1,750	1,837,984
	1.750%, 11/11/26	EUR	6,150	6,090,783
	Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.340%, 08/03/26		6,000	6,093,378
	Svenska Handelsbanken AB, Floating Rate Note,
(r)	SOFR + 0.910%, FRN, 6.254%, 06/10/25		4,424	4,435,573
(r)Ω	SOFR + 0.910%, FRN, 6.254%, 06/10/25		2,000	2,005,232
(r)Ω	SOFR + 1.250%, FRN, 6.594%, 06/15/26		5,585	5,629,049
	Swedbank AB
	0.250%, 10/09/24	EUR	1,200	1,225,128
	0.250%, 11/02/26	EUR	2,200	2,076,593
	1.300%, 02/17/27	EUR	1,000	953,295
	Vattenfall AB
	3.250%, 04/18/24	EUR	800	843,199

	TOTAL SWEDEN			35,813,281

	SWITZERLAND — (0.7%)
	ABB Finance BV
	0.625%, 03/31/24	EUR	480	500,805
	UBS AG
	0.010%, 03/31/26	EUR	4,410	4,210,566
	UBS Group AG
	4.125%, 09/24/25		3,000	2,871,136
	4.125%, 04/15/26		5,000	4,733,769
	1.250%, 09/01/26	EUR	580	562,319

	TOTAL SWITZERLAND			12,878,595

138

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (2.7%)
Barclays PLC
	3.125%, 01/17/24	GBP	322	$388,764
	4.375%, 01/12/26		11,400	10,881,601
BAT Capital Corp.
	3.222%, 08/15/24		870	850,507
	3.215%, 09/06/26		4,489	4,157,363
BAT International Finance PLC
	1.668%, 03/25/26		4,203	3,785,087
BP Capital Markets PLC
	1.876%, 04/07/24	EUR	3,072	3,218,759
	0.900%, 07/03/24	EUR	2,500	2,589,092
CNH Industrial Capital LLC
	4.200%, 01/15/24		210	209,091
Diageo Finance PLC
	0.500%, 06/19/24	EUR	174	180,050
	1.750%, 09/23/24	EUR	1,200	1,244,491
Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	855	863,050
Lloyds Bank PLC
	1.250%, 01/13/25	EUR	800	817,514
Lloyds Banking Group PLC
	4.450%, 05/08/25		5,000	4,856,440
	3.750%, 01/11/27		1,070	983,782
Motability Operations Group PLC
	0.875%, 03/14/25	EUR	2,000	2,026,516
Nationwide Building Society
	0.250%, 07/22/25	EUR	4,150	4,109,681
Ω	1.500%, 10/13/26		6,521	5,692,116
	2.000%, 04/28/27	EUR	1,280	1,254,722
NatWest Markets PLC
Ω	0.800%, 08/12/24		2,800	2,685,980
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		1,600	1,567,298

TOTAL UNITED KINGDOM				52,361,904

UNITED STATES — (34.7%)
AES Corp.
	1.375%, 01/15/26		3,000	2,666,372
Affiliated Managers Group, Inc.
	4.250%, 02/15/24		10,500	10,444,124
American Express Co., Floating Rate Note,
#(r)	SOFR + 0.930%, FRN, 6.273%, 03/04/25 829			830,646
(r)	SOFR + 0.760%, FRN, 6.101%, 02/13/26 7,682			7,624,531

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
(r)	SOFR + 0.650%, FRN, 5.991%, 11/04/26		7,600	$7,489,132
	American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	2,000	2,021,619
	American Tower Corp.
	4.000%, 06/01/25		700	676,747
	3.375%, 10/15/26		2,000	1,851,394
	3.125%, 01/15/27		6,600	5,990,405
	Amgen, Inc.
	3.625%, 05/22/24		4,159	4,107,028
	2.000%, 02/25/26	EUR	3,600	3,650,096
	5.500%, 12/07/26	GBP	500	607,918
	Aon Global Ltd.
	3.500%, 06/14/24		200	196,895
	Arizona Public Service Co.
	3.350%, 06/15/24		1,000	984,488
	Arrow Electronics, Inc.
	3.250%, 09/08/24		6,073	5,916,492
	AT&T, Inc.
	2.850%, 05/25/24	CAD	800	567,635
	Bank of America Corp.
	2.375%, 06/19/24	EUR	500	523,262
	Baxter International, Inc.
	0.400%, 05/15/24	EUR	130	134,834
	Boardwalk Pipelines LP
	5.950%, 06/01/26		1,100	1,089,647
	Booking Holdings, Inc.
	3.650%, 03/15/25		1,375	1,338,996
	Brown & Brown, Inc.
	4.200%, 09/15/24		11,428	11,230,000
	Camden Property Trust
	3.500%, 09/15/24		3,244	3,172,583
	Capital One Financial Corp.
	3.300%, 10/30/24		1,500	1,454,233
	3.200%, 02/05/25		1,900	1,816,586
#	4.250%, 04/30/25		1,500	1,448,516
	3.750%, 03/09/27		5,000	4,515,051
	Caterpillar Financial Services Corp., Floating Rate Note, SOFR + 0.455%, FRN
#(r)	5.796%, 08/11/25		10,750	10,760,141
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		9,979	8,690,657
	Cencora, Inc.
	3.400%, 05/15/24		4,000	3,945,285
	Charles Schwab Corp.
	0.750%, 03/18/24		2,942	2,882,974

139

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Charles Schwab Corp., Floating Rate Note, SOFR + 0.520%, FRN
(r) 5.861%, 05/13/26		6,667	$6,527,213
Chubb INA Holdings, Inc.
0.300%, 12/15/24	EUR	2,642	2,672,974
Cigna Group
3.500%, 06/15/24		1,438	1,415,876
Citigroup, Inc.
1.750%, 01/28/25	EUR	500	513,440
1.750%, 10/23/26	GBP	2,000	2,168,191
CNA Financial Corp.
3.950%, 05/15/24		9,042	8,932,983
CNO Financial Group, Inc.
5.250%, 05/30/25		5,600	5,468,790
Conagra Brands, Inc.
4.300%, 05/01/24		1,433	1,419,548
Constellation Energy Generation LLC
3.250%, 06/01/25		9,272	8,872,547
Crown Castle, Inc.
3.200%, 09/01/24		4,000	3,903,511
2.900%, 03/15/27		8,000	7,180,170
Devon Energy Corp.
5.250%, 09/15/24		8,716	8,646,247
Discover Bank
3.450%, 07/27/26		7,000	6,335,631
Discover Financial Services
3.950%, 11/06/24		3,022	2,939,452
3.750%, 03/04/25		250	239,787
# 4.500%, 01/30/26		578	548,833
Discovery Communications LLC
3.450%, 03/15/25		200	192,364
Dominion Energy, Inc.
3.300%, 03/15/25		1,400	1,351,376
Duke Energy Corp.
3.750%, 04/15/24		1,500	1,485,318
DXC Technology Co.
# 1.800%, 09/15/26		15,069	13,207,330
Eaton Capital UnLtd Co.
0.128%, 03/08/26	EUR	7,242	6,992,960
Ecolab, Inc.
1.000%, 01/15/24	EUR	1,160	1,219,173
Edison International
3.550%, 11/15/24		1,000	971,500
4.950%, 04/15/25		8,017	7,855,098
Elevance Health, Inc.
3.500%, 08/15/24		2,307	2,261,783
Energy Transfer LP
5.875%, 01/15/24		3,608	3,607,031
4.250%, 04/01/24		409	405,525
4.500%, 04/15/24		286	283,787

			Face Amount^	Value†
			(000)
	UNITED STATES — (Continued)
	4.050%, 03/15/25		3,241	$3,150,448
	2.900%, 05/15/25		1,552	1,478,430
	Enterprise Products Operating LLC
	3.900%, 02/15/24		570	566,812
	Equifax, Inc.
	2.600%, 12/01/24		5,000	4,817,222
	Equinix, Inc.
	2.625%, 11/18/24		5,000	4,827,762
	ERAC USA Finance LLC
Ω	2.700%, 11/01/23		2,310	2,310,000
Ω	3.850%, 11/15/24		1,600	1,565,266
	Evergy, Inc.
	2.450%, 09/15/24		1,000	968,229
	Expedia Group, Inc.
	5.000%, 02/15/26		4,498	4,396,630
	Experian Finance PLC
	1.375%, 06/25/26	EUR	1,082	1,067,357
	Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	1,600	1,650,955
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		1,710	1,671,284
	Fiserv, Inc.
	2.750%, 07/01/24		5,586	5,464,895
	Flex Ltd.
	3.750%, 02/01/26		7,612	7,206,891
	Fortune Brands Innovations,
	Inc.
	4.000%, 06/15/25		1,000	966,353
	Fox Corp.
	4.030%, 01/25/24		92	91,539
	GATX Corp.
	3.850%, 03/30/27		850	784,354
	General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r)	6.012%, 05/05/26		1,400	1,394,470
	General Motors Co.
	6.125%, 10/01/25		2,200	2,196,093
General Motors Financial Co., Inc.
	2.250%, 09/06/24	GBP	275	322,845
	2.750%, 06/20/25		6,220	5,869,755
	Gilead Sciences, Inc.
	3.700%, 04/01/24		10,219	10,125,673
	Global Payments, Inc.
	2.650%, 02/15/25		2,500	2,383,561
	2.150%, 01/15/27		5,000	4,393,871
	Goldman Sachs Group, Inc.
	4.000%, 03/03/24		3,750	3,725,689
	3.375%, 03/27/25	EUR	5,750	6,023,662
	3.750%, 05/22/25		7,300	7,035,629

140

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Hess Corp.
	3.500%, 07/15/24		3,200	$3,141,775
	Hewlett Packard Enterprise Co.
#	1.450%, 04/01/24		5,250	5,151,920
	5.900%, 10/01/24		1,700	1,696,934
	Holcim Finance Luxembourg SA
	1.500%, 04/06/25	EUR	910	927,464
	Honeywell International, Inc.
Δ	0.000%, 03/10/24	EUR	4,200	4,377,503
	Host Hotels & Resorts LP
	3.875%, 04/01/24		1,149	1,135,709
	HP, Inc.
	2.200%, 06/17/25		1,069	1,009,307
	ITC Holdings Corp.
	3.650%, 06/15/24		1,391	1,368,912
	J M Smucker Co.
	3.500%, 03/15/25		1,000	967,918
	Jabil, Inc.
	4.250%, 05/15/27		5,000	4,692,033
	Jefferies Financial Group, Inc.
	6.450%, 06/08/27		5,000	4,966,364
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.134%, 06/08/26		9,284	9,347,436
	John Deere Cash Management SARL
	1.375%, 04/02/24	EUR	1,150	1,202,849
	John Deere Financial, Inc.
	2.460%, 04/04/24	CAD	1,000	712,190
	1.090%, 07/17/24	CAD	5,500	3,849,068
	JPMorgan Chase & Co.
	1.500%, 01/27/25	EUR	1,000	1,024,899
	Kinder Morgan Energy Partners LP
	4.300%, 05/01/24		1,800	1,783,712
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		5,000	5,000,000
	Lazard Group LLC
	3.750%, 02/13/25		1,000	967,681
	3.625%, 03/01/27		6,000	5,426,619
	Legg Mason, Inc.
	4.750%, 03/15/26		16,000	15,603,824
	Lennar Corp.
	4.750%, 05/30/25		3,900	3,818,256
	Linde, Inc.
	1.200%, 02/12/24	EUR	6,625	6,953,737
	LyondellBasell Industries NV
	5.750%, 04/15/24		1,000	997,832

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Marathon Petroleum Corp.
	3.625%, 09/15/24		5,528	$5,406,071
	4.700%, 05/01/25		2,970	2,908,112
Marsh & McLennan Cos., Inc.
	3.875%, 03/15/24		5,100	5,061,001
	3.500%, 06/03/24		3,000	2,956,500
MetLife, Inc.
	5.375%, 12/09/24	GBP	1,300	1,567,105
Micron Technology, Inc.
	4.185%, 02/15/27		2,778	2,600,541
Morgan Stanley
	3.000%, 02/07/24	CAD	13,500	9,663,829
	1.750%, 01/30/25	EUR	3,000	3,075,898
	1.375%, 10/27/26	EUR	1,004	979,258
	1.875%, 04/27/27	EUR	2,750	2,694,115
MPLX LP
	4.875%, 12/01/24		1,330	1,312,047
	1.750%, 03/01/26		4,258	3,863,297
Mylan, Inc.
	4.200%, 11/29/23		200	199,682
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, SOFR + 0.330%, FRN
(r)	5.675%, 10/18/24		2,011	2,008,468
NextEra Energy Capital Holdings, Inc.
	4.200%, 06/20/24		1,000	988,345
	4.255%, 09/01/24		610	600,166
NNN REIT, Inc.
	3.900%, 06/15/24		612	602,513
Nucor Corp.
	2.000%, 06/01/25		1,500	1,411,662
Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,000	1,951,454
ONEOK, Inc.
	2.750%, 09/01/24		145	140,922
Oracle Corp.
	3.400%, 07/08/24		1,100	1,081,121
	2.500%, 04/01/25		5,200	4,960,504
Ovintiv, Inc.
	5.375%, 01/01/26		3,484	3,423,869
Paramount Global
	4.750%, 05/15/25		2,254	2,202,081
Parker-Hannifin Corp.
	3.650%, 06/15/24		2,362	2,327,384
Penske Truck Leasing Co.
	LP/PTL Finance Corp.
Ω	3.900%, 02/01/24		718	713,925
Ω	4.000%, 07/15/25		341	328,099
Ω	1.200%, 11/15/25		4,000	3,610,529
Ω	4.450%, 01/29/26		1,572	1,503,406

141

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	PepsiCo, Inc.
	2.150%, 05/06/24	CAD	1,700	$1,205,734
	Philip Morris International, Inc.
	2.875%, 05/01/24		11,981	11,805,118
	2.750%, 03/19/25	EUR	636	661,239
	Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	828	758,332
	Public Service Enterprise Group, Inc.
	2.875%, 06/15/24		5,910	5,790,738
	PVH Corp.
	4.625%, 07/10/25		4,003	3,840,467
	Realty Income Corp.
	3.875%, 07/15/24		3,400	3,351,963
	1.875%, 01/14/27	GBP	1,700	1,815,503
	Ross Stores, Inc.
	3.375%, 09/15/24		2,000	1,956,203
	4.600%, 04/15/25		1,000	981,195
	Royalty Pharma PLC
	1.200%, 09/02/25		5,372	4,898,477
	Ryder System, Inc.
	3.650%, 03/18/24		2,115	2,095,638
	2.500%, 09/01/24		4,690	4,550,781
	4.625%, 06/01/25		1,000	978,025
	4.300%, 06/15/27		2,140	2,021,777
	Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,550	1,519,139
	Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	1,080	1,099,315
	Sherwin-Williams Co.
	3.125%, 06/01/24		3,300	3,245,279
	Simon Property Group LP
	2.000%, 09/13/24		1,230	1,187,704
	Southwest Airlines Co.
	5.250%, 05/04/25		8,152	8,039,013
	Southwestern Electric Power Co.
#	1.650%, 03/15/26		6,841	6,192,308
	Spirit Realty LP
	3.200%, 01/15/27		15,000	13,575,732
	State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r)	6.186%, 08/03/26		5,500	5,498,405
	Thermo Fisher Scientific Finance I BV
Δ	0.000%, 11/18/23	EUR	492	519,631
	Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	EUR	1,000	1,028,008
	0.125%, 03/01/25	EUR	3,000	3,014,964
	Timken Co.
	3.875%, 09/01/24		986	967,491

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Truist Bank
1.500%, 03/10/25		280	$261,983
4.050%, 11/03/25		5,000	4,796,393
Truist Financial Corp.
2.500%, 08/01/24		6,417	6,240,144
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	5,750	4,040,860
U.S. Bancorp
0.850%, 06/07/24	EUR	1,500	1,551,979
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	7,750	5,487,788
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		17,900	16,766,721
Ventas Realty LP
3.750%, 05/01/24		7,768	7,657,290
2.650%, 01/15/25		800	765,213
3.500%, 02/01/25		3,000	2,890,717
4.125%, 01/15/26		2,000	1,911,255
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	969,656
VF Corp.
2.400%, 04/23/25		6,253	5,887,955
VMware, Inc.
1.400%, 08/15/26		3,360	2,959,724
WEC Energy Group, Inc.
0.800%, 03/15/24		2,300	2,257,549
Wells Fargo & Co.
3.184%, 02/08/24	CAD	6,500	4,654,689
0.500%, 04/26/24	EUR	2,000	2,079,315
1.625%, 06/02/25	EUR	4,000	4,059,313
1.000%, 02/02/27	EUR	2,650	2,513,138
Western Union Co.
1.350%, 03/15/26		11,347	10,097,220
Williams Cos., Inc.
4.550%, 06/24/24		10,000	9,896,246
3.900%, 01/15/25		2,277	2,217,258
Willis North America, Inc.
3.600%, 05/15/24		6,756	6,660,231
WRKCo, Inc.
3.000%, 09/15/24		1,250	1,217,507

TOTAL UNITED STATES			659,406,569

TOTAL BONDS			1,404,715,697

U.S. TREASURY OBLIGATIONS — (6.6%)
U.S. Treasury Inflation-Indexed Notes
0.250%, 01/15/25		6,481	6,239,157
0.375%, 07/15/25		11,003	10,539,480
U.S. Treasury Notes
0.750%, 12/31/23		15,000	14,885,051

142

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CONTINUED

		Face Amount^	Value†
		(000)
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.200%, FRN, 5.598%, 01/31/25	22,500	$22,537,791
(r)	3M USTMMR + 0.169%, FRN, 5.567%, 04/30/25	59,000	59,058,577
(r)	3M USTMMR + 0.125%, FRN, 5.523%, 07/31/25	12,000	11,998,028

TOTAL U.S. TREASURY OBLIGATIONS			125,258,084

COMMERCIAL PAPER — (18.9%)
AUSTRALIA — (0.5%)
Telstra Group Ltd.
Ω	5.893%, 01/10/24	9,000	8,899,866

CANADA — (5.3%)
CDP Financial, Inc.
Ω	5.400%, 12/04/23	10,000	9,949,302
Ω	5.606%, 12/12/23	13,000	12,918,343
Ω	5.510%, 01/11/24	10,000	9,891,280
Ω	5.830%, 05/16/24	12,000	11,629,476
Export Development Canada
	5.400%, 01/04/24	4,500	4,455,922
Province of Alberta Canada
Ω	5.688%, 03/07/24	3,300	3,236,014
Ω	5.762%, 03/27/24	7,000	6,842,106
PSP Capital, Inc.
Ω	5.672%, 02/14/24	40,000	39,361,558
Ω	5.731%, 05/13/24	3,000	2,909,406

TOTAL CANADA			101,193,407

FRANCE — (0.6%)
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.510%, 03/18/24	12,500	12,235,434

SWEDEN — (0.8%)
Nordea Bank Abp
Ω	5.580%, 02/09/24	8,000	7,878,633
Skandinaviska Enskilda Banken AB
Ω	5.450%, 11/15/23	7,250	7,234,074

TOTAL SWEDEN			15,112,707

		Face Amount^	Value†
		(000)
UNITED STATES — (11.7%)
3M Co.
Ω	5.650%, 11/07/23	17,500	$17,481,965
American Honda Finance Corp.
	5.822%, 11/03/23	13,500	13,493,920
Cigna Group
Ω	5.580%, 01/03/24	2,500	2,475,049
Ω	5.600%, 01/03/24	5,600	5,544,109
Duke Energy Corp.
Ω	5.981%, 02/27/24	1,500	1,471,485
FMS Wertmanagement
Ω	5.460%, 02/05/24	14,000	13,795,447
Ω	5.455%, 02/13/24	31,000	30,508,404
General Motors Financial Co., Inc.
Ω	5.650%, 11/08/23	5,000	4,993,892
Jabil, Inc.
Ω	6.216%, 11/10/23	8,000	7,986,485
Nederlandse Waterschapsbank NV
Ω	5.385%, 12/29/23	30,000	29,734,107
Nestle Finance International Ltd.
Ω	5.430%, 02/28/24	33,350	32,754,147
NRW Bank
Ω	5.714%, 02/20/24	30,000	29,484,862
Ω	5.475%, 02/21/24	28,000	27,514,795
Walgreens Boots Alliance, Inc.
Ω	6.262%, 11/13/23	4,000	3,991,328

TOTAL UNITED STATES			221,229,995

TOTAL COMMERCIAL PAPER (Cost $358,714,980)			358,671,409
TOTAL INVESTMENT SECURITIES (Cost $1,937,662,254)			1,888,645,190

		Shares
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund 915,858		10,593,730

TOTAL INVESTMENTS — (100.0%) (Cost $1,948,256,037)			$1,899,238,920

143

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

As of October 31, 2023, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	17,696,022	NZD	29,894,721	Australia and New Zealand Bank	11/24/23	$278,214
USD	74,379,061	EUR	69,558,178	State Street Bank and Trust	12/14/23	641,676
USD	66,414,060	CAD	90,840,942	State Street Bank and Trust	01/03/24	830,713
CAD	5,018,046	USD	3,620,821	State Street Bank and Trust	01/03/24	1,998
USD	11,356,232	AUD	17,638,357	State Street Bank and Trust	01/10/24	141,388
USD	14,546,244	CAD	20,010,960	Citibank, N.A.	01/17/24	96,113
USD	14,332,840	CAD	19,630,661	State Street Bank and Trust	01/17/24	157,327
USD	75,108,027	EUR	70,515,653	Barclays Capital	01/22/24	205,800
EUR	9,512,523	USD	10,089,545	State Street Bank and Trust	01/22/24	14,724
USD	919,612	SEK	10,103,909	Citibank, N.A.	01/23/24	10,791
USD	54,892,656	CAD	75,738,301	Morgan Stanley and Co. International	01/25/24	194,595

Total Appreciation						$2,573,339
USD	13,374,707	AUD	21,201,391	Bank of New York Mellon	11/27/23	$(85,338)
USD	18,775,905	NOK	211,200,080	State Street Bank and Trust	11/27/23	(144,475)
EUR	2,616,740	USD	2,782,326	Citibank, N.A.	12/27/23	(6,231)
USD	74,704,438	EUR	70,637,745	State Street Bank and Trust	12/27/23	(235,020)
USD	15,794,096	GBP	13,001,769	State Street Bank and Trust	01/04/24	(17,544)
USD	3,823,637	AUD	6,040,584	State Street Bank and Trust	01/10/24	(17,095)
USD	74,500,094	EUR	70,271,851	Barclays Capital	01/18/24	(130,059)
USD	14,637,218	GBP	12,067,449	Citibank, N.A.	01/18/24	(39,556)

Total (Depreciation)						$(675,318)

Total Appreciation (Depreciation)						$1,898,021

As of October 31, 2023, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)

Bank of America Corp	3.243%	Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	$868,128	$868,128
Bank of America Corp	3.070%	Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	652,885	652,885
Bank of America Corp	2.905%	Fixed	CPI	Maturity	USD	21,000,000	10/08/24	—	—	1,195,844	1,195,844
Bank of America Corp	2.889%	Fixed	CPI	Maturity	USD	20,000,000	08/04/24	—	—	1,368,093	1,368,093
Bank of America Corp	2.820%	Fixed	CPI	Maturity	USD	44,000,000	09/03/24	—	—	2,811,892	2,811,892
Bank of America Corp	2.765%	Fixed	CPI	Maturity	USD	22,000,000	12/05/24	—	—	89,730	89,730
Bank of America Corp	2.629%	Fixed	CPI	Maturity	USD	36,000,000	09/27/24	—	—	19,317	19,317
Bank of America Corp	2.581%	Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	2,787,933	2,787,933
Bank of America Corp	2.574%	Fixed	CPI	Maturity	USD	64,000,000	09/28/24	—	—	69,194	69,194
Bank of America Corp	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	4,109,258	4,109,258
Bank of America Corp	2.405%	Fixed	CPI	Maturity	USD	27,000,000	08/23/24	—	—	98,859	98,859

144

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)

Bank of America Corp	2.384%	Fixed	CPI	Maturity	USD	37,000,000	07/27/24	—	—	$139,479	$139,479
Bank of America Corp	2.052%	Fixed	CPI	Maturity	USD	64,000,000	05/17/24	—	—	619,945	619,945
Bank of America Corp	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	5,884,081	5,884,081
Citibank, N.A	4.010%	Fixed	CPI	Maturity	USD	35,000,000	11/18/23	—	—	1,414,617	1,414,617
Citibank, N.A	3.859%	Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	261,834	261,834
Citibank, N.A	3.774%	Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	219,371	219,371
Citibank, N.A	3.726%	Fixed	CPI	Maturity	USD	33,000,000	02/24/24	—	—	889,661	889,661
Citibank, N.A	3.546%	Fixed	CPI	Maturity	USD	30,000,000	11/01/23	—	—	1,503,647	1,503,647
Citibank, N.A	3.361%	Fixed	CPI	Maturity	USD	48,000,000	01/18/24	—	—	1,920,516	1,920,516
Citibank, N.A	3.299%	Fixed	CPI	Maturity	USD	21,000,000	02/01/24	—	—	806,528	806,528
Citibank, N.A	3.125%	Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	1,407,492	1,407,492
Citibank, N.A	2.563%	Fixed	CPI	Maturity	USD	52,000,000	10/04/24	—	—	42,079	42,079
Citibank, N.A	2.539%	Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	2,777,977	2,777,977
Citibank, N.A	2.470%	Fixed	CPI	Maturity	USD	59,000,000	06/26/24	—	—	218,231	218,231
Citibank, N.A	2.335%	Fixed	CPI	Maturity	USD	40,000,000	05/24/24	—	—	285,431	285,431
Citibank, N.A	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	2,619,053	2,619,053
Citibank, N.A	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	4,060,862	4,060,862
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	1,294,934	1,294,934
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	839,166	839,166
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	681,004	681,004
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	1,933,357	1,933,357
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	743,723	743,723
Deutsche Bank AG	2.735%	Fixed	CPI	Maturity	USD	31,000,000	05/27/26	—	—	2,460,702	2,460,702
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	73,056	73,056
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	1,944,252	1,944,252
Deutsche Bank AG	2.588%	Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	3,271,487	3,271,487
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	4,477,235	4,477,235
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	1,991,707	1,991,707
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,382,414	4,382,414
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	3,104,141	3,104,141
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	5,098,140	5,098,140
Morgan Stanley and Co. International	3.665%	Fixed	CPI	Maturity	USD	42,000,000	02/22/24	—	—	1,194,323	1,194,323
Morgan Stanley and Co. International	2.600%	Fixed	CPI	Maturity	USD	50,000,000	03/17/24	—	—	394,085	394,085
Morgan Stanley and Co. International	2.410%	Fixed	CPI	Maturity	USD	35,000,000	06/12/24	—	—	192,395	192,395
Morgan Stanley and Co. International	2.390%	Fixed	CPI	Maturity	USD	58,000,000	06/06/24	—	—	360,548	360,548
Morgan Stanley and Co. International	2.198%	Fixed	CPI	Maturity	USD	22,000,000	07/17/24	—	—	123,026	123,026

Total Appreciation										$73,701,632	$73,701,632

145

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)

Bank of America Corp	2.681%	Fixed	CPI	Maturity	USD	52,000,000	10/17/24	—	—	$(72,467)	$(72,467)
Bank of America Corp	2.657%	Fixed	CPI	Maturity	USD	63,000,000	10/23/24	—	—	(104,548)	(104,548)
Citibank, N.A	3.849%	Fixed	CPI	Maturity	USD	40,000,000	03/15/26	—	—	(299,132)	(299,132)
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(174,841)	(174,841)
Intercontinental Exchange, Inc	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	(123,593)	(123,593)
Morgan Stanley and Co. International	2.440%	Fixed	CPI	Maturity	USD	42,000,000	11/01/24	—	—	(14,500)	(14,500)

Total (Depreciation)										$(789,081)	$(789,081)

Total Appreciation (Depreciation)										$72,912,551	$72,912,551

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$56,160,974	—	$56,160,974
Austria	—	1,615,287	—	1,615,287
Belgium	—	16,962,285	—	16,962,285
Canada	—	162,750,945	—	162,750,945
Denmark	—	5,923,297	—	5,923,297
Finland	—	5,861,899	—	5,861,899
France	—	71,946,923	—	71,946,923
Germany	—	81,381,594	—	81,381,594
Ireland	—	15,356,275	—	15,356,275
Italy	—	9,556,273	—	9,556,273
Japan	—	92,946,726	—	92,946,726
Netherlands	—	15,002,784	—	15,002,784
New Zealand	—	17,572,959	—	17,572,959
Norway	—	4,640,006	—	4,640,006
Portugal	—	2,452,257	—	2,452,257
Spain	—	33,294,596	—	33,294,596
Supranational Organization Obligations	—	50,830,268	—	50,830,268
Sweden	—	35,813,281	—	35,813,281
Switzerland	—	12,878,595	—	12,878,595
United Kingdom	—	52,361,904	—	52,361,904
United States	—	659,406,569	—	659,406,569
U.S. Treasury Obligations	—	125,258,084	—	125,258,084
Commercial Paper	—	358,671,409	—	358,671,409
Securities Lending Collateral	—	10,593,730	—	10,593,730
Forward Currency Contracts**	—	1,898,021	—	1,898,021
Swap Agreements**	—	72,912,551	—	72,912,551

TOTAL	—	$1,974,049,492	—	$1,974,049,492

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

146

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

			Face
			Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.0%)
Government National Mortgage Association, TBA
	3.000%, 11/20/53 TBA		2,531	$2,085,727
	3.500%, 11/20/53 TBA		1,331	1,134,331
Uniform Mortgage-Backed Security
	2.000%, 11/01/38 TBA		6,766	5,728,899
	2.500%, 11/01/38 TBA		4,518	3,936,131
	2.000%, 11/01/53 TBA		1,611	1,182,826
	2.500%, 11/01/53 TBA		6,878	5,275,641
	3.000%, 11/01/53 TBA		4,292	3,433,643

TOTAL AGENCY OBLIGATIONS				22,777,198

BONDS — (84.8%)
AUSTRALIA — (7.1%)
ANZ New Zealand International Ltd.
Ω	3.400%, 03/19/24		200	198,114
	0.375%, 09/17/29	EUR	255	218,763
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,500	1,287,950
Bank of New Zealand
Ω	3.500%, 02/20/24		250	248,096
FMG Resources August 2006 Pty. Ltd.
Ω	4.500%, 09/15/27		1,150	1,035,472
Ω	4.375%, 04/01/31		200	161,184
Glencore Funding LLC
Ω	2.850%, 04/27/31		500	388,143
Macquarie Group Ltd.
	0.350%, 03/03/28	EUR	500	445,344
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	900	455,579
	1.500%, 02/20/32	AUD	5,860	2,735,449
	4.250%, 02/20/36	AUD	1,600	870,411
	3.500%, 11/20/37	AUD	2,000	974,490
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	1,700	782,781
Rio Tinto Alcan, Inc.
	5.750%, 06/01/35		1,000	949,004
South Australian
Government Financing Authority
	1.750%, 05/24/32	AUD	1,200	566,407
Telstra Group Ltd.
	1.375%, 03/26/29	EUR	2,000	1,868,307
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	900	515,993

			Face
			Amount^	Value†
			(000)
	AUSTRALIA — (Continued)
	2.250%, 09/15/33	AUD	2,100	$983,176
	2.250%, 11/20/34	AUD	3,690	1,653,461
	Westpac Securities NZ Ltd.
	0.100%, 07/13/27	EUR	1,880	1,715,931

	TOTAL AUSTRALIA			18,054,055

	BELGIUM — (0.3%)
	Anheuser-Busch InBev Worldwide, Inc.
	4.350%, 06/01/40		1,000	807,409

	CANADA — (5.5%)
	Bank of Montreal
	2.500%, 06/28/24		69	67,467
	Bank of Nova Scotia
	3.400%, 02/11/24		310	307,623
	1.250%, 12/17/25	GBP	180	199,423
	2.450%, 02/02/32		195	146,201
	Brookfield Finance, Inc.
	4.850%, 03/29/29		600	558,268
	Canada Government Bonds
	2.750%, 08/01/24	CAD	2,100	1,488,664
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	2,000	1,422,838
	Canadian Imperial Bank of Commerce
	1.625%, 09/25/25	GBP	300	337,789
	1.875%, 01/27/26	GBP	1,000	1,115,724
	Canadian Natural Resources Ltd.
	2.950%, 07/15/30		500	407,720
	CI Financial Corp.
	3.200%, 12/17/30		1,500	1,097,588
	Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30		500	443,832
	Ontario Teachers’ Finance Trust
	3.300%, 10/05/29	EUR	900	929,625
	1.850%, 05/03/32	EUR	1,800	1,629,830
	Province of Alberta
	3.600%, 04/11/28	AUD	500	292,414
	Royal Bank of Canada
	1.375%, 12/09/24	GBP	400	462,794
	2.125%, 04/26/29	EUR	500	473,156
	Toronto-Dominion Bank
	3.250%, 03/11/24		350	346,667
	3.129%, 08/03/32	EUR	500	475,532
	Toronto-Dominion Bank
	1.952%, 04/08/30	EUR	880	799,784

147

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	CANADA — (Continued)
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,200	$1,015,049

	TOTAL CANADA			14,017,988

	DENMARK — (0.3%)
	DSV Finance BV
	1.375%, 03/16/30	EUR	700	636,565

	FINLAND — (0.9%)
	Nokia OYJ
	4.375%, 06/12/27		900	832,673
	OP Corporate Bank PLC
	0.100%, 11/16/27	EUR	1,600	1,447,989

	TOTAL FINLAND			2,280,662

	FRANCE — (5.6%)
	Airbus SE
	1.625%, 06/09/30	EUR	1,600	1,462,041
	Banque Federative du Credit Mutuel SA
	1.250%, 06/03/30	EUR	1,300	1,112,606
	0.625%, 02/21/31	EUR	600	479,066
	1.125%, 01/19/32	EUR	400	324,883
	BNP Paribas SA
	1.375%, 05/28/29	EUR	500	447,884
	1.250%, 07/13/31	GBP	400	341,619
	BPCE SA
Ω	2.700%, 10/01/29		1,500	1,236,091
	0.250%, 01/14/31	EUR	1,200	954,152
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	348,086
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,029,659
	La Poste SA
	1.375%, 04/21/32	EUR	1,100	941,012
	Regie Autonome des Transports Parisiens EPIC
	3.250%, 04/11/33	EUR	500	505,743
	Region of Ile de France
	2.230%, 07/19/32	EUR	2,100	1,972,608
	Societe Generale SA
	0.750%, 01/25/27	EUR	500	469,599
	0.875%, 09/24/29	EUR	1,000	849,707
	Vinci SA
	2.750%, 09/15/34	GBP	700	658,105
	WEA Finance LLC
Ω	3.500%, 06/15/29		1,400	1,110,865

	TOTAL FRANCE			14,243,726

			Face
			Amount^	Value†
			(000)
	GERMANY — (2.7%)
	BASF SE
	3.750%, 06/29/32	EUR	500	$510,155
	Deutsche Bank AG
	1.750%, 01/17/28	EUR	400	371,711
	Deutsche Telekom AG
	3.125%, 02/06/34	GBP	320	312,310
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	308,073
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	510,738
	Kreditanstalt fuer Wiederaufbau
	1.375%, 12/09/24	GBP	1,500	1,745,105
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	522	599,880
	Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	728,492
	Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	100	117,156
	Wintershall Dea Finance BV
	1.332%, 09/25/28	EUR	1,000	906,127
	1.823%, 09/25/31	EUR	1,000	833,346

	TOTAL GERMANY			6,943,093

	HONG KONG — (0.3%)
	Prudential Funding Asia PLC
	3.625%, 03/24/32		1,000	824,765

	ITALY — (1.3%)
	Eni SpA
	3.625%, 01/29/29	EUR	200	206,568
	0.625%, 01/23/30	EUR	1,000	854,913
	Holding d’Infrastructures de Transport SASU
	1.625%, 09/18/29	EUR	1,100	984,009
	Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	400	378,903
	UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	824,554

	TOTAL ITALY			3,248,947

	JAPAN — (7.6%)
	7-Eleven, Inc.
Ω	1.800%, 02/10/31		300	222,952
	Aircastle Ltd.
Ω	2.850%, 01/26/28		400	333,667

148

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
	JAPAN — (Continued)
	American Honda Finance
	Corp.
	0.300%, 07/07/28	EUR	370	$330,658
	Japan Government Ten Year Bonds
	0.200%, 03/20/32	JPY	300,000	1,876,714
	0.200%, 09/20/32	JPY	300,000	1,863,751
	Japan Government Twenty Year Bonds
	1.500%, 03/20/34	JPY	121,000	837,552
	1.400%, 09/20/34	JPY	350,000	2,392,238
	1.200%, 09/20/35	JPY	394,000	2,618,453
	0.600%, 09/20/37	JPY	20,000	120,197
	0.500%, 12/20/41	JPY	84,000	457,892
	Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29		1,000	852,081
	3.556%, 06/15/32	EUR	1,480	1,486,859
	Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,700	1,424,968
	0.693%, 10/07/30	EUR	600	492,207
	2.096%, 04/08/32	EUR	400	350,358
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,250	1,061,979
	Nomura Holdings, Inc.
	2.172%, 07/14/28		300	246,848
	2.608%, 07/14/31		1,000	744,110
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	138	117,100
	Sumitomo Mitsui Financial Group, Inc.
	2.724%, 09/27/29		1,000	823,109
	2.222%, 09/17/31		1,000	740,780

	TOTAL JAPAN			19,394,473

	LUXEMBOURG — (0.3%)
	ArcelorMittal SA
#	4.250%, 07/16/29		940	846,554

	NETHERLANDS — (1.7%)
	Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		600	585,913
	ING Groep NV
	3.000%, 02/18/26	GBP	300	341,473
	2.000%, 09/20/28	EUR	500	481,302
	Nederlandse Waterschapsbank NV
	4.500%, 06/18/25	GBP	1,400	1,677,655
	3.300%, 05/02/29	AUD	500	285,444
	TenneT Holding BV
	2.375%, 05/17/33	EUR	1,000	966,998

	TOTAL NETHERLANDS			4,338,785

			Face
			Amount^	Value†
			(000)
	NORWAY — (0.5%)
	Aker BP ASA
Ω	4.000%, 01/15/31		300	$253,189
	Kommunalbanken AS
	1.000%, 12/12/24	GBP	900	1,040,706

	TOTAL NORWAY			1,293,895

	SPAIN — (0.3%)
	Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	900	838,278

	SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.6%)
	Asian Development Bank
	2.350%, 06/21/27	JPY	130,000	922,004
	Inter-American Development Bank
	1.375%, 12/15/24	GBP	1,050	1,220,563
	1.000%, 08/04/28	AUD	400	208,885
	International Bank for Reconstruction & Development
	1.100%, 11/18/30	AUD	1,000	472,378
	International Finance Corp.
	3.150%, 06/26/29	AUD	300	170,611
	1.500%, 04/15/35	AUD	2,500	1,006,932

	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			4,001,373

	SWEDEN — (0.5%)
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	200	170,025
	Svenska Handelsbanken AB
	0.050%, 09/06/28	EUR	400	349,982
	1.375%, 02/23/29	EUR	140	128,584
	Volvo Treasury AB
	4.750%, 06/15/26	GBP	500	595,479

	TOTAL SWEDEN			1,244,070

	SWITZERLAND — (0.8%)
	UBS Group AG
	0.875%, 11/03/31	EUR	2,270	1,765,858
	0.625%, 02/24/33	EUR	200	146,354

	TOTAL SWITZERLAND			1,912,212

	UNITED KINGDOM — (4.5%)
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	147,503
Ω	5.500%, 08/11/32		1,000	894,759
	Barclays PLC
	3.250%, 01/17/33	GBP	600	557,395

149

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
BAT International Finance PLC
2.250%, 06/26/28	GBP	400	$410,679
2.250%, 01/16/30	EUR	500	446,902
BP Capital Markets PLC
1.231%, 05/08/31	EUR	2,300	1,972,594
2.822%, 04/07/32	EUR	300	286,033
British Telecommunications PLC
3.125%, 11/21/31	GBP	560	558,398
Centrica PLC
4.375%, 03/13/29	GBP	400	450,234
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	500	491,276
HSBC Holdings PLC
2.625%, 08/16/28	GBP	400	420,906
Lloyds Bank Corporate
Markets PLC
0.375%, 01/28/25	EUR	500	504,707
Lloyds Banking Group PLC
4.550%, 08/16/28		300	276,700
London Stock Exchange Group PLC
1.750%, 09/19/29	EUR	1,200	1,114,446
National Gas Transmission PLC
1.125%, 01/14/33	GBP	656	511,886
National Grid Electricity Distribution West Midlands PLC
5.750%, 04/16/32	GBP	300	354,735
Nationwide Building Society
0.250%, 09/14/28	EUR	1,000	872,935
Southern Gas Networks PLC
1.250%, 12/02/31	GBP	1,250	1,047,560
Vodafone Group PLC
6.150%, 02/27/37		200	189,871

TOTAL UNITED KINGDOM			11,509,519

UNITED STATES — (43.0%)
AbbVie, Inc.
4.050%, 11/21/39		1,000	781,327
Advance Auto Parts, Inc.
# 3.900%, 04/15/30		150	121,638
3.500%, 03/15/32		270	200,208
AECOM
5.125%, 03/15/27		750	708,076
Allstate Corp.
5.950%, 04/01/36		1,400	1,340,623
Ally Financial, Inc.
8.000%, 11/01/31		300	292,813

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Altria Group, Inc.
	3.400%, 05/06/30		200	$167,265
	American Assets Trust LP
	3.375%, 02/01/31		1,000	718,762
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	398,016
	Ares Capital Corp.
	3.200%, 11/15/31		800	596,370
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	904,121
	Ashland, Inc.
Ω	3.375%, 09/01/31		400	306,630
	Assurant, Inc.
	2.650%, 01/15/32		1,000	720,510
	Assured Guaranty U.S. Holdings, Inc.
	3.150%, 06/15/31		1,000	809,104
	AT&T, Inc.
	3.500%, 06/01/41		1,400	935,955
	AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,068,430
	3.850%, 03/01/32		500	391,951
	Bank of America Corp.
	5.875%, 02/07/42		1,350	1,265,270
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	550,169
	Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,445,484
	0.472%, 01/23/32	JPY	200,000	1,179,693
	Black Hills Corp.
	2.500%, 06/15/30		800	625,772
	Block, Inc.
	3.500%, 06/01/31		1,500	1,157,632
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	79,265
	Boeing Co.
	3.200%, 03/01/29		200	172,815
	Boston Scientific Corp.
	0.625%, 12/01/27	EUR	800	744,850
	Brixmor Operating Partnership LP
	4.050%, 07/01/30		300	256,127
	Broadcom, Inc.
Ω	2.600%, 02/15/33		1,000	725,544
Ω	3.187%, 11/15/36		150	103,884
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,504	1,043,083
	Brown & Brown, Inc.
	2.375%, 03/15/31		1,000	750,048
	Camden Property Trust
	4.250%, 01/15/24		1,200	1,194,592
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	373	318,973

150

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	$845,086
	Chubb INA Holdings, Inc.
	0.875%, 12/15/29	EUR	1,000	874,323
	1.400%, 06/15/31	EUR	700	602,817
	Cigna Group
	4.800%, 08/15/38		800	677,662
	Cincinnati Financial Corp.
	6.125%, 11/01/34		721	683,154
	Citigroup, Inc.
	1.625%, 03/21/28	EUR	1,000	954,692
	Comcast Corp.
	0.250%, 09/14/29	EUR	300	256,673
	5.500%, 11/23/29	GBP	350	424,719
	Conagra Brands, Inc.
	5.300%, 11/01/38		200	167,420
	ConocoPhillips
	6.500%, 02/01/39		300	309,837
	Consolidated Edison Co. of New York, Inc.
	5.700%, 06/15/40		475	426,203
	Continental Resources, Inc.
	4.375%, 01/15/28		1,000	921,336
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		650	592,629
	Crown Castle, Inc.
	3.800%, 02/15/28		600	541,120
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		650	529,101
	Dick’s Sporting Goods, Inc.
	3.150%, 01/15/32		500	377,326
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	760,562
	Discover Bank
	4.650%, 09/13/28		200	175,773
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	900	874,145
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	217,069
	DPL, Inc.
	4.350%, 04/15/29		1,500	1,223,477
	Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	721,123
	DXC Technology Co.
	2.375%, 09/15/28		400	323,318
	Edison International
	4.125%, 03/15/28		650	591,261
	Elevance Health, Inc.
	4.625%, 05/15/42		500	400,901

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
Energy Transfer LP
	3.750%, 05/15/30		350	$299,137
EnerSys
Ω	4.375%, 12/15/27		1,000	885,563
EPR Properties
	4.950%, 04/15/28		500	435,693
	3.750%, 08/15/29		1,200	946,755
Equinix, Inc.
	2.150%, 07/15/30		300	230,361
Expedia Group, Inc.
	3.250%, 02/15/30		650	538,272
Experian Finance PLC
Ω	2.750%, 03/08/30		602	487,187
Fidelity National Information Services, Inc.
	1.500%, 05/21/27	EUR	500	478,150
First American Financial Corp.
	2.400%, 08/15/31		300	216,692
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		500	410,251
Flowserve Corp.
	2.800%, 01/15/32		2,000	1,473,801
Fluor Corp.
	4.250%, 09/15/28		600	544,026
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	333,598
	2.900%, 02/16/28		250	212,666
Fox Corp.
	4.709%, 01/25/29		300	280,358
GATX Corp.
	4.700%, 04/01/29		200	184,301
	3.500%, 06/01/32		500	395,232
General Motors Financial Co., Inc.
#	5.650%, 01/17/29		600	575,897
Gilead Sciences, Inc.
	5.650%, 12/01/41		1,000	924,732
Global Payments, Inc.
	3.200%, 08/15/29		250	209,829
GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28		200	187,509
	4.000%, 01/15/30		200	166,909
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		250	248,379
	4.250%, 01/29/26	GBP	600	704,056
	3.125%, 07/25/29	GBP	400	420,345
	6.250%, 02/01/41		200	193,624
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	465,570

151

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		600	$430,676
	HCA, Inc.
	7.500%, 11/06/33		117	119,544
	Hess Corp.
	5.600%, 02/15/41		500	464,256
	Home Depot, Inc.
	5.400%, 09/15/40		1,000	914,189
	Howmet Aerospace, Inc.
	6.875%, 05/01/25		10	10,035
	3.000%, 01/15/29		500	422,033
	HP, Inc.
	2.650%, 06/17/31		200	152,631
	Humana, Inc.
	3.125%, 08/15/29		150	130,064
	Huntsman International LLC
	2.950%, 06/15/31		1,000	759,138
	Hyatt Hotels Corp.
	4.375%, 09/15/28		1,000	915,464
	Indiana Michigan Power Co.
	6.050%, 03/15/37		500	480,774
	Intel Corp.
#	4.600%, 03/25/40		800	669,774
	5.625%, 02/10/43		700	640,957
	International Business Machines Corp.
	0.875%, 02/09/30	EUR	1,000	878,509
	1.250%, 02/09/34	EUR	1,000	800,114
	Invitation Homes Operating Partnership LP
	2.700%, 01/15/34		900	637,679
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,000	746,347
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		750	694,638
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		300	221,177
	JPMorgan Chase & Co.
	6.400%, 05/15/38		500	505,030
	5.500%, 10/15/40		500	455,499
	5.400%, 01/06/42		500	450,201
	Juniper Networks, Inc.
	2.000%, 12/10/30		1,200	881,613
	KB Home
	4.000%, 06/15/31		1,500	1,171,209
	Kemper Corp.
	3.800%, 02/23/32		1,000	759,979
	Kilroy Realty LP
	2.500%, 11/15/32		1,600	1,058,652

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Kimco Realty OP LLC
	1.900%, 03/01/28		700	$581,599
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		100	99,134
	Las Vegas Sands Corp.
#	3.900%, 08/08/29		1,000	863,395
	Lazard Group LLC
	4.500%, 09/19/28		500	460,390
	Lennar Corp.
	4.750%, 05/30/25		500	489,520
	Lincoln National Corp.
#	3.400%, 01/15/31		700	546,761
	Loews Corp.
	4.125%, 05/15/43		495	368,686
	LYB International Finance III LLC
	3.375%, 10/01/40		500	323,901
	Marriott International, Inc.
#	2.750%, 10/15/33		100	73,231
	Marsh & McLennan Cos., Inc.
	1.979%, 03/21/30	EUR	300	280,899
	Masonite International Corp.
Ω	3.500%, 02/15/30		1,500	1,187,734
	MetLife, Inc.
	5.700%, 06/15/35		750	711,810
	MGM Resorts International
	4.625%, 09/01/26		350	325,251
	Micron Technology, Inc.
	3.366%, 11/01/41		500	315,105
	Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	815,620
Ω	3.875%, 05/15/32		250	196,440
	Morgan Stanley
	6.375%, 07/24/42		900	892,064
	Motorola Solutions, Inc.
	2.300%, 11/15/30		200	152,866
	Nasdaq, Inc.
	1.750%, 03/28/29	EUR	500	467,936
	National Fuel Gas Co.
	2.950%, 03/01/31		1,000	760,164
	NewMarket Corp.
	2.700%, 03/18/31		1,000	767,758
	NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		300	268,618
	Nordstrom, Inc.
#	4.000%, 03/15/27		885	781,251
	NOV, Inc.
	3.600%, 12/01/29		400	345,863
	OneMain Finance Corp.
	7.125%, 03/15/26		450	437,039

152

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
ONEOK, Inc.
6.350%, 01/15/31		300	$295,918
Oracle Corp.
6.125%, 07/08/39		600	560,666
3.600%, 04/01/40		875	600,820
Ovintiv, Inc.
8.125%, 09/15/30		400	427,293
Paramount Global
# 4.950%, 01/15/31		200	167,023
Philip Morris International, Inc.
2.875%, 05/01/24		600	591,192
0.800%, 08/01/31	EUR	800	635,805
4.375%, 11/15/41		100	75,186
Piedmont Operating Partnership LP
3.150%, 08/15/30		1,000	696,630
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		200	169,978
3.800%, 09/15/30		50	42,135
6.700%, 05/15/36		200	185,188
6.650%, 01/15/37		500	472,719
PPG Industries, Inc.
1.875%, 06/01/25	EUR	300	306,730
Primerica, Inc.
2.800%, 11/19/31		1,000	771,063
Principal Financial Group, Inc.
3.700%, 05/15/29		177	157,262
6.050%, 10/15/36		147	140,904
Progress Energy, Inc.
# 7.000%, 10/30/31		290	303,327
Prologis Euro Finance LLC
0.500%, 02/16/32	EUR	2,100	1,588,138
Public Storage Operating Co.
0.500%, 09/09/30	EUR	1,000	808,245
0.875%, 01/24/32	EUR	200	158,009
Realty Income Corp.
4.600%, 02/06/24		400	398,273
Reinsurance Group of America, Inc.
3.150%, 06/15/30		258	209,202
Ross Stores, Inc.
1.875%, 04/15/31		99	73,480
Royalty Pharma PLC
2.200%, 09/02/30		150	114,487
RTX Corp.
4.500%, 06/01/42		500	387,991
Sabra Health Care LP
3.900%, 10/15/29		500	411,687
3.200%, 12/01/31		900	660,518
Seagate HDD Cayman
4.091%, 06/01/29		400	344,857
4.125%, 01/15/31		500	396,163

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Sensata Technologies BV
Ω	5.000%, 10/01/25		150	$145,840
	Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	718,435
	Simon Property Group LP
	2.450%, 09/13/29		500	408,181
	Spirit Realty LP
	2.100%, 03/15/28		800	666,814
	4.000%, 07/15/29		203	176,970
	Steelcase, Inc.
	5.125%, 01/18/29		700	616,839
	Stellantis NV
	4.500%, 07/07/28	EUR	600	648,524
	STORE Capital Corp.
	4.625%, 03/15/29		900	756,147
	Tapestry, Inc.
	3.050%, 03/15/32		300	215,245
	Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	907,651
	Thermo Fisher Scientific, Inc.
	5.404%, 08/10/43		200	181,361
	Toll Brothers Finance Corp.
#	4.350%, 02/15/28		900	826,590
@	3.800%, 11/01/29		350	301,493
	Truist Financial Corp.
	1.950%, 06/05/30		200	149,073
	U.S. Cellular Corp.
	6.700%, 12/15/33		200	189,798
	UnitedHealth Group, Inc.
	3.500%, 08/15/39		600	440,580
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	537,168
	Vontier Corp.
	2.400%, 04/01/28		400	329,620
	2.950%, 04/01/31		665	500,651
	Walmart, Inc.
	5.625%, 03/27/34	GBP	850	1,052,933
	5.250%, 09/28/35	GBP	1,580	1,889,196
	Walt Disney Co.
	6.400%, 12/15/35		700	712,723
	3.500%, 05/13/40		500	359,422
	Wells Fargo & Co.
	4.150%, 01/24/29		500	454,137
	3.500%, 09/12/29	GBP	400	422,271
	0.625%, 08/14/30	EUR	278	227,844
	2.125%, 09/24/31	GBP	1,000	905,244
	Welltower OP LLC
	2.050%, 01/15/29		1,000	814,497
	Western Digital Corp.
	2.850%, 02/01/29		1,200	934,775
	Western Union Co.
	1.350%, 03/15/26		600	533,915

153

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CONTINUED

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Westlake Corp.
	1.625%, 07/17/29	EUR	500	$440,230
	WPC Eurobond BV
	1.350%, 04/15/28	EUR	600	539,670
	Yum! Brands, Inc.
Ω	4.750%, 01/15/30		200	178,042
	3.625%, 03/15/31		500	406,011
	Zimmer Biomet Holdings, Inc.
	1.164%, 11/15/27	EUR	600	566,109

	TOTAL UNITED STATES			109,183,725

	TOTAL BONDS			215,620,094

U.S. TREASURY OBLIGATIONS — (4.7%)
	U.S. Treasury Bonds
	3.875%, 05/15/43		600	498,281
	U.S. Treasury Notes
	0.125%, 12/15/23		3,300	3,279,104
	2.250%, 12/31/23		1,000	994,716

	Face
	Amount^	Value†
	(000)
0.125%, 01/15/24	600	$593,602
2.250%, 01/31/24	700	694,504
2.125%, 02/29/24	1,000	988,985
0.250%, 03/15/24	900	882,949
2.500%, 04/30/24	2,700	2,660,238
3.000%, 07/31/24	1,300	1,276,285

TOTAL U.S. TREASURY OBLIGATIONS		11,868,664

TOTAL INVESTMENT SECURITIES (Cost $292,741,716)		250,265,956

	Shares
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	331,422	3,833,561

TOTAL INVESTMENTS — (100.0%) (Cost $296,575,325)		$254,099,517

As of October 31, 2023, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	209,715	JPY	30,475,619	Citibank, N.A.	11/16/23	$8,214
DKK	6,959,927	USD	988,219	Citibank, N.A.	12/20/23	1,182
DKK	5,282,187	USD	744,522	HSBC Bank	12/20/23	6,377
USD	1,747,796	DKK	12,242,114	Morgan Stanley and Co. International	12/20/23	7,496
USD	36,976	DKK	258,058	Citibank, N.A.	12/22/23	286
DKK	258,058	USD	36,647	Citibank, N.A.	12/22/23	43
EUR	1,680,693	USD	1,778,491	Citibank, N.A.	12/27/23	4,553
AUD	351,556	USD	222,658	Citibank, N.A.	01/04/24	829
USD	6,611,140	AUD	10,392,631	Morgan Stanley and Co. International	01/04/24	4,472
GBP	162,299	USD	196,760	Citibank, N.A.	01/10/24	622
USD	12,171,246	GBP	9,893,533	State Street Bank and Trust	01/10/24	139,094
USD	6,404,605	JPY	946,601,381	Citibank, N.A.	01/17/24	79,659
USD	761,506	JPY	112,296,504	Morgan Stanley and Co. International	01/17/24	11,170
EUR	1,260,364	USD	1,337,375	State Street Bank and Trust	01/22/24	1,392
USD	16,595,546	EUR	15,581,663	UBS AG	01/22/24	44,593
USD	1,886,782	JPY	278,403,221	HSBC Bank	01/25/24	24,153
USD	5,950,404	JPY	882,084,893	Morgan Stanley and Co. International	01/25/24	48,905
USD	2,949,417	CAD	4,069,782	Morgan Stanley and Co. International	01/25/24	10,228

Total Appreciation						$393,268
USD	17,000,612	EUR	16,071,350	State Street Bank and Trust	12/27/23	$(49,455)
USD	10,574,171	GBP	8,704,704	State Street Bank and Trust	01/04/24	(11,746)
AUD	395,411	USD	252,159	UBS AG	01/04/24	(794)
USD	16,835,648	EUR	15,865,582	Morgan Stanley and Co. International	01/05/24	(4,318)

154

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CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	1,021,238	USD	1,086,678	State Street Bank and Trust	01/05/24	$(2,721)
GBP	191,236	USD	232,780	Citibank, N.A.	01/10/24	(205)
USD	6,019,321	AUD	9,486,664	Morgan Stanley and Co. International	01/16/24	(13,588)
EUR	1,695,358	USD	1,804,382	State Street Bank and Trust	01/18/24	(3,877)
USD	15,801,836	EUR	14,903,020	UBS AG	01/18/24	(25,478)

Total (Depreciation)						$(112,182)

Total Appreciation (Depreciation)						$281,086

As of October 31, 2023, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:

	Payments made		Payments received	Payment	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation
Counterparty	by Fund		by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Bank of America Corp	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	$361,207	$361,207
Bank of America Corp	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	506,284	506,284
Bank of America Corp	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	113,310	113,310
Bank of America Corp	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	594,061	594,061
Bank of America Corp	2.620%	Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	405,620	405,620
Bank of America Corp	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,685,339	3,685,339
Bank of America Corp	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	279,327	279,327
Bank of America Corp	2.355%	Fixed	CPI	Maturity	USD	8,000,000	01/18/28	—	—	119,974	119,974
Citibank, N.A	2.498%	Fixed	CPI	Maturity	USD	12,000,000	07/10/24	—	—	33,779	33,779
Deutsche Bank AG	3.120%	Fixed	CPI	Maturity	USD	7,000,000	11/22/28	—	—	189,488	189,488
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	151,213	151,213
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	121,153	121,153
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	237,378	237,378
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	477,842	477,842
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	333,556	333,556
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	502,565	502,565
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	339,876	339,876
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	365,384	365,384
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	457,009	457,009
Intercontinental Exchange, Inc	2.540%	Fixed	CPI	Maturity	USD	7,000,000	12/16/26	—	—	46,751	46,751
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	36,472	36,472

155

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

	Payments made		Payments received	Payment	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation
Counterparty	by Fund		by Fund	Frequency	Amount		Date	Paid	Received	Value	(Depreciation)
Morgan Stanley and Co. International	2.672%	Fixed	CPI	Maturity	USD	11,000,000	10/26/35	—	—	$1,470	$1,470
Morgan Stanley and Co. International	2.605%	Fixed	CPI	Maturity	USD	9,000,000	10/17/30	—	—	23,194	23,194
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	77,814	77,814
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	206,711	206,711

Total Appreciation										$9,666,777	$9,666,777
Bank of America Corp	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(5,455)	(5,455)

Total (Depreciation)										$(5,455)	$(5,455)

Total Appreciation (Depreciation)										$9,661,322	$9,661,322

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$22,777,198	—	$22,777,198
Bonds
Australia	—	18,054,055	—	18,054,055
Belgium	—	807,409	—	807,409
Canada	—	14,017,988	—	14,017,988
Denmark	—	636,565	—	636,565
Finland	—	2,280,662	—	2,280,662
France	—	14,243,726	—	14,243,726
Germany	—	6,943,093	—	6,943,093
Hong Kong	—	824,765	—	824,765
Italy	—	3,248,947	—	3,248,947
Japan	—	19,394,473	—	19,394,473
Luxembourg	—	846,554	—	846,554
Netherlands	—	4,338,785	—	4,338,785
Norway	—	1,293,895	—	1,293,895
Spain	—	838,278	—	838,278
Supranational Organization Obligations	—	4,001,373	—	4,001,373
Sweden	—	1,244,070	—	1,244,070
Switzerland	—	1,912,212	—	1,912,212
United Kingdom	—	11,509,519	—	11,509,519
United States	—	109,183,725	—	109,183,725
U.S. Treasury Obligations	—	11,868,664	—	11,868,664
Securities Lending Collateral	—	3,833,561	—	3,833,561
Forward Currency Contracts**	—	281,086	—	281,086
Swap Agreements**	—	9,661,322	—	9,661,322

TOTAL	—	$264,041,925	—	$264,041,925

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

156

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $27,708, $450, $2,700 and $198 of securities on loan, respectively)	$4,433,334	$4,576,063	$992,635	$9,566,390
Temporary Cash Investments at Value & Cost	18,634	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $28,168, $430, $2,756 and $126, respectively)	28,168	429	2,756	126
Foreign Currencies at Value	1	370	187	573
Cash	—	16,651	17,634	13,877
Receivables:
Investment Securities Sold	—	—	12,515	—
Dividends and Interest	9,488	22,119	6,689	45,477
Securities Lending Income	36	1	—	1
Fund Shares Sold	3,072	1,107	426	5,069
Unrealized Gain on Forward Currency Contracts	—	12,076	2,609	27,980
Prepaid Expenses and Other Assets	21	26	5	63

Total Assets	4,492,754	4,628,842	1,035,456	9,659,556

LIABILITIES:
Payables:
Upon Return of Securities Loaned	28,306	462	2,758	205
Investment Securities Purchased	—	—	23,918	—
Fund Shares Redeemed	7,616	2,112	3,151	26,613
Due to Advisor	383	554	120	1,478
Unrealized Loss on Forward Currency Contracts	—	1,821	236	6,892
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Accrued Expenses and Other Liabilities	454	394	46	716

Total Liabilities	36,759	5,343	30,230	35,904

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,455,995	$4,623,499	$1,005,226	$9,623,652

Institutional Class Shares — based on net assets of $4,455,995; $4,623,499; $1,005,226 and $9,623,652 and shares outstanding of 436,887,297, 473,696,908, 107,929,491 and 951,087,065, respectively, $0.01 Par Value (1)	$10.20	$9.76	$9.31	$10.12

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$4,441,786	$4,717,618	$1,021,201	$9,669,580

Foreign Currencies at Cost	$1	$368	$187	$571

NET ASSETS CONSIST OF:
Paid-In Capital	$4,548,185	$4,764,275	$1,123,980	$10,640,537
Total Distributable Earnings (Loss)	(92,190)	(140,776)	(118,754)	(1,016,885)

NET ASSETS	$4,455,995	$4,623,499	$1,005,226	$9,623,652

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

157

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	DFA World ex		DFA
	U.S.	DFA Short-	Intermediate	DFA Short-
	Government	Term	Government	Term Extended
	Fixed Income	Government	Fixed Income	Quality
	Portfolio	Portfolio	Portfolio	Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $9,895 of securities on loan, respectively)	$1,024,800	$1,499,553	$5,176,150	$5,853,599
Temporary Cash Investments at Value & Cost	—	33,607	10,189	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $10,105,respectively)	—	—	—	10,104
Foreign Currencies at Value	469	—	—	653
Cash	11,679	—	—	16,736
Receivables:
Investment Securities Sold	10,681	146,928	—	14,973
Dividends, Interest and Tax Reclaims	9,025	482	60,806	37,434
Securities Lending Income	—	—	—	3
Fund Shares Sold	271	296	2,419	2,710
Unrealized Gain on Forward Currency Contracts	5,086	—	—	13,460
Unrealized Gain on Foreign Currency Contracts	23	—	—	—
Prepaid Expenses and Other Assets	21	12	67	30

Total Assets	1,062,055	1,680,878	5,249,631	5,949,702

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	10,123
Investment Securities Purchased	13,467	173,858	—	11,984
Fund Shares Redeemed	1,110	14,236	6,070	12,276
Due to Advisor	152	179	408	766
Unrealized Loss on Forward Currency Contracts	1,323	—	—	1,196
Accrued Expenses and Other Liabilities	62	121	263	292

Total Liabilities	16,114	188,394	6,741	36,637

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,045,941	$1,492,484	$5,242,890	$5,913,065

Institutional Class Shares — based on net assets of $1,045,941; $1,492,484; $5,242,890 and $5,913,065 and shares outstanding of 129,400,601, 150,106,813, 503,996,815 and 578,683,572, respectively, $0.01 Par Value (1)	$8.08	$9.94	$10.40	$10.22

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,345,877	$1,498,898	$5,909,518	$5,997,786

Foreign Currencies at Cost	$467	$—	$—	$652

NET ASSETS CONSIST OF:
Paid-In Capital	$1,371,093	$1,626,988	$6,293,274	$6,393,563
Total Distributable Earnings (Loss)	(325,152)	(134,504)	(1,050,384)	(480,498)

NET ASSETS	$1,045,941	$1,492,484	$5,242,890	$5,913,065

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

158

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	DFA
	Intermediate-		DFA
	Term Extended	DFA Targeted	Global Core	DFA
	Quality	Credit	Plus Fixed	Investment
	Portfolio*	Portfolio*	Income Portfolio*	Grade Portfolio*
ASSETS:
Investment Securities at Value (including $42,927, $10,415, $87,163 and $427,705 of securities on loan, respectively)	$1,262,069	$908,175	$2,785,064	$10,023,296
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $43,809, $10,638, $89,069 and $437,196, respectively)	43,808	10,638	89,069	437,193
Segregated Cash for Futures Contracts	—	—	4,008	—
Foreign Currencies at Value	1	123	679	213
Segregated Cash for Swaps Contracts	—	—	4,586	—
Cash	4,147	521	4,675	60,497
Receivables:
Investment Securities Sold	3,313	—	14,847	3,085
Dividends and Interest	15,562	7,369	28,332	99,259
Securities Lending Income	38	3	23	179
Fund Shares Sold	1,391	300	4,253	11,782
Unrealized Gain on Forward Currency Contracts	640	1,978	6,100	2,048
Unrealized Gain on Foreign Currency Contracts	—	—	18	—
Prepaid Expenses and Other Assets	25	15	62	59

Total Assets	1,330,994	929,122	2,941,716	10,637,611

LIABILITIES:
Payables:
Upon Return of Securities Loaned	43,875	10,643	89,096	437,586
Investment Securities Purchased	5,005	—	253,569	15,491
Fund Shares Redeemed	2,770	738	2,917	13,436
Due to Advisor	196	117	443	1,389
Segregated Cash for Swap Contracts	—	—	570	—
Unrealized Loss on Forward Currency Contracts	200	397	1,934	3,353
Unrealized Loss on Foreign Currency Contracts	—	—	5	—
Accrued Expenses and Other Liabilities	77	51	96	417

Total Liabilities	52,123	11,946	348,630	471,672

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,278,871	$917,176	$2,593,086	$10,165,939

Institutional Class Shares — based on net assets of $1,278,871; $917,176; $2,593,086 and $10,165,939 and shares outstanding of 144,930,372, 99,743,233, 302,038,906 and 1,076,566,331, respectively, $0.01 Par Value (1)	$8.82	$9.20	$8.59	$9.44

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$1,462,353	$944,518	$3,203,773	$11,415,782

Foreign Currencies at Cost	$1	$123	$677	$214

NET ASSETS CONSIST OF:
Paid-In Capital	$1,650,677	$996,861	$3,208,963	$12,182,643
Total Distributable Earnings (Loss)	(371,806)	(79,685)	(615,877)	(2,016,704)

NET ASSETS	$1,278,871	$917,176	$2,593,086	$10,165,939

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

159

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	DFA		DFA Inflation-	DFA Short-
	Diversified		Protected	Duration Real
	Fixed Income	DFA LTIP	Securities	Return
	Portfolio*	Portfolio	Portfolio	Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,352,675	—	—	—
Investment Securities at Value (including $0, $0, $0 and $10,330 of securities on loan, respectively)	328,084	$302,257	$5,089,167	$1,888,645
Temporary Cash Investments at Value & Cost	1,393	—	2,821	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $10,594, respectively)	—	—	—	10,594
Foreign Currencies at Value	—	—	—	176
Segregated Cash for Swaps Contracts	—	—	—	50,520
Cash	—	1,927	—	29,742
Receivables:
Dividends and Interest	244	329	14,604	11,641
Securities Lending Income	—	—	—	5
Fund Shares Sold	993	188	3,308	1,721
Due from Advisor	9	—	—	—
Unrealized Gain on Swap Contracts	—	—	—	73,702
Unrealized Gain on Forward Currency Contracts	—	—	—	2,573
Prepaid Expenses and Other Assets	35	6	31	27

Total Assets	1,683,433	304,707	5,109,931	2,069,346

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	10,583
Investment Securities/Affiliated Investment Companies Purchased	—	—	—	25,786
Fund Shares Redeemed	2,789	178	11,044	2,032
Due to Advisor	—	26	394	300
Segregated Cash for Swap Contracts	—	—	—	50,520
Unrealized Loss on Swap Contracts	—	—	—	789
Unrealized Loss on Forward Currency Contracts	—	—	—	675
Unrealized Loss on Foreign Currency Contracts	—	—	—	3
Accrued Expenses and Other Liabilities	70	17	270	131

Total Liabilities	2,859	221	11,708	90,819

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,680,574	$304,486	$5,098,223	$1,978,527

Institutional Class Shares — based on net assets of $1,680,574; $304,486; $5,098,223 and $1,978,527 and shares outstanding of 188,341,893, 56,957,339, 490,675,548 and 188,236,792, respectively, $0.01 Par Value (1)	$8.92	$5.35	$10.39	$10.51

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,522,838	$—	$—	$—

Investment Securities at Cost	$331,689	$503,965	$5,919,526	$1,937,662

Foreign Currencies at Cost	$—	$—	$—	$176

NET ASSETS CONSIST OF:
Paid-In Capital	$1,938,543	$514,248	$6,061,225	$1,939,155
Total Distributable Earnings (Loss)	(257,969)	(209,762)	(963,002)	39,372

NET ASSETS	$1,680,574	$304,486	$5,098,223	$1,978,527

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

160

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

DFA Global Core Plus Real Return Portfolio*
ASSETS:
Investment Securities at Value (including $3,738 of securities on loan, respectively)	$250,266
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,834)	3,834
Segregated Cash for Futures Contracts	330
Foreign Currencies at Value	17
Segregated Cash for Swaps Contracts	4,189
Cash	1,544
Receivables:
Investment Securities Sold	1,942
Dividends and Interest	2,219
Securities Lending Income	8
Fund Shares Sold	259
Unrealized Gain on Swap Contracts	9,667
Unrealized Gain on Forward Currency Contracts	393
Unrealized Gain on Foreign Currency Contracts	4
Prepaid Expenses and Other Assets	7

Total Assets	274,679

LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,832
Investment Securities Purchased	24,921
Fund Shares Redeemed	264
Due to Advisor	49
Segregated Cash for Swap Contracts	3,859
Unrealized Loss on Swap Contracts	5
Unrealized Loss on Forward Currency Contracts	112
Accrued Expenses and Other Liabilities	41

Total Liabilities	33,083

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$241,596

Institutional Class Shares — based on net assets of $241,596 and shares outstanding of 26,925,588, $0.01 Par Value (1)	$8.97

(1) NUMBER OF SHARES AUTHORIZED	500,000,000

Investment Securities at Cost	$292,742

Foreign Currencies at Cost	$17

NET ASSETS CONSIST OF:
Paid-In Capital	$287,113
Total Distributable Earnings (Loss)	(45,517)

NET ASSETS	$241,596

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

161

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$151,410	$128,572	$30,497	$307,965
Income from Securities Lending, Net	173	20	30	20

Total Investment Income	151,583	128,592	30,527	307,985

Expenses
Investment Management Fees	5,014	6,881	1,435	18,265
Accounting & Transfer Agent Fees	923	793	116	1,999
Custodian Fees	100	184	24	428
Filing Fees	136	148	32	215
Shareholders’ Reports	124	83	31	226
Directors’/Trustees’ Fees & Expenses	40	38	7	75
Professional Fees	75	74	18	140
Other	98	128	20	197

Total Expenses	6,510	8,329	1,683	21,545

Fees Paid Indirectly (Note C)	—	34	23	101

Net Expenses	6,510	8,295	1,660	21,444

Net Investment Income (Loss)	145,073	120,297	28,867	286,541

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(42,341)	(55,940)	(47,361)	(303,224)
Affiliated Investment Companies Shares Sold	78	(3)	2	(1)
Foreign Currency Transactions	—	(81)	187	1,919
Forward Currency Contracts	—	(16,578)	3,483	(175,028)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	132,056	163,317	70,986	601,167
Affiliated Investment Companies Shares	29	8	9	11
Translation of Foreign Currency-Denominated Amounts	—	80	(7)	(227)
Forward Currency Contracts	—	11,000	135	31,001

Net Realized and Unrealized Gain (Loss)	89,822	101,803	27,434	155,618

Net Increase (Decrease) in Net Assets Resulting from Operations	$234,895	$222,100	$56,301	$442,159

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

162

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$16,550	$52,172	$124,965	$197,303
Income from Securities Lending, Net	—	—	—	126

Total Investment Income	16,550	52,172	124,965	197,429

Expenses
Investment Management Fees	1,815	2,233	4,538	9,476
Accounting & Transfer Agent Fees	187	310	836	1,250
Custodian Fees	52	17	56	97
Filing Fees	37	57	110	192
Shareholders’ Reports	50	67	105	242
Directors’/Trustees’ Fees & Expenses	9	12	36	47
Professional Fees	16	23	74	105
Previously Waived Fees Recovered by Advisor (Note C)	71	—	—	841
Other	25	29	94	122

Total Expenses	2,262	2,748	5,849	12,372

Fees Waived, Expenses Reimbursed by Advisor (Note C)	37	—	—	67
Fees Paid Indirectly (Note C)	51	—	—	100

Net Expenses	2,174	2,748	5,849	12,205

Net Investment Income (Loss)	14,376	49,424	119,116	185,224

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(56,804)	(10,881)	(195,176)	(265,300)
Foreign Currency Transactions	237	—	—	666
Forward Currency Contracts	(49,426)	—	—	(5,758)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	91,492	33,281	27,628	416,688
Affiliated Investment Companies Shares	—	—	—	29
Translation of Foreign Currency-Denominated Amounts	190	—	—	(25)
Forward Currency Contracts	5,366	—	—	6,303

Net Realized and Unrealized Gain (Loss)	(8,945)	22,400	(167,548)	152,603

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,431	$71,824	$(48,432)	$337,827

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

163

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio#
Investment Income
Interest	$49,662	$27,100	$88,060	$354,497
Income from Securities Lending, Net	438	45	291	2,139

Total Investment Income	50,100	27,145	88,351	356,636

Expenses
Investment Management Fees	2,041	1,729	5,183	16,990
Accounting & Transfer Agent Fees	257	218	503	2,100
Custodian Fees	12	20	58	94
Filing Fees	58	66	119	208
Shareholders’ Reports	60	47	85	228
Directors’/Trustees’ Fees & Expenses	10	7	18	78
Professional Fees	18	17	39	164
Previously Waived Fees Recovered by Advisor (Note C)	156	2	—	866
Other	24	19	66	195

Total Expenses	2,636	2,125	6,071	20,923

Fees Waived, Expenses Reimbursed by Advisor (Note C)	9	203	—	10
Fees Paid Indirectly (Note C)	2	3	56	98

Net Expenses	2,625	1,919	6,015	20,815

Net Investment Income (Loss)	47,475	25,226	82,336	335,821

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(104,159)	(30,254)	(130,064)	(430,908)
Affiliated Investment Companies Shares Sold	(11)	5	12	25
Foreign Currency Transactions	147	139	347	228
Forward Currency Contracts	9,993	201	(25,248)	32,990
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	86,137	55,411	152,225	308,964
Affiliated Investment Companies Shares	16	8	22	300
Translation of Foreign Currency-Denominated Amounts	(63)	(81)	163	(224)
Forward Currency Contracts	440	1,825	(622)	(1,712)

Net Realized and Unrealized Gain (Loss)	(7,500)	27,254	(3,165)	(90,337)

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,975	$52,480	$79,171	$245,484

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

164

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$34,757	—	—	—

Total Investment Income	34,757	—	—	—

Fund Investment Income
Interest	19,182	$19,945	$227,211	$66,837
Income from Securities Lending, Net	1	—	—	70

Total Fund Investment Income	19,183	19,945	227,211	66,907

Expenses
Investment Management Fees	2,302	330	5,089	3,659
Accounting & Transfer Agent Fees	392	21	698	441
Custodian Fees	4	2	54	82
Filing Fees	102	26	102	74
Shareholders’ Reports	45	22	167	94
Directors’/Trustees’ Fees & Expenses	15	2	44	16
Professional Fees	16	5	84	37
Other	23	7	109	72

Total Expenses	2,899	415	6,347	4,475

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2,108	—	—	—
Fees Paid Indirectly (Note C)	—	2	—	—

Net Expenses	791	413	6,347	4,475

Net Investment Income (Loss)	53,149	19,532	220,864	62,432

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(5,454)	(5,151)	(95,955)	(100,739)
Affiliated Investment Companies Shares Sold	(50,451)	—	—	18
Swap Contracts	—	—	—	39,000
Foreign Currency Transactions	—	—	—	223
Forward Currency Contracts	—	—	—	(7,739)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,519	(64,772)	(135,490)	157,043
Affiliated Investment Companies Shares	38,548	—	—	29
Swap Contracts	—	—	—	(43,435)
Translation of Foreign Currency-Denominated Amounts	—	—	—	46
Forward Currency Contracts	—	—	—	828

Net Realized and Unrealized Gain (Loss)	(13,838)	(69,923)	(231,445)	45,274

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,311	$(50,391)	$(10,581)	$107,706

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

165

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

DFA Global Core Plus Real Return Portfolio#
Investment Income
Interest	$7,786
Income from Securities Lending, Net	65

Total Investment Income	7,851

Expenses
Investment Management Fees	524
Accounting & Transfer Agent Fees	56
Custodian Fees	61
Filing Fees	33
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	2
Professional Fees	4
Previously Waived Fees Recovered by Advisor (Note C)	21
Other	38

Total Expenses	748

Fees Waived, Expenses Reimbursed by Advisor (Note C)	35
Fees Paid Indirectly (Note C)	14

Net Expenses	699

Net Investment Income (Loss)	7,152

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(13,344)
Affiliated Investment Companies Shares Sold	1
Swap Contracts	8,213
Foreign Currency Transactions	(1,984)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,632
Swap Contracts	(8,967)
Translation of Foreign Currency-Denominated Amounts	15
Forward Currency Contracts	(954)

Net Realized and Unrealized Gain (Loss)	612

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,764

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

166

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$145,073	$46,136	$120,297	$46,530	$28,867	$15,990	$286,541	$141,826
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(42,341)	(30,143)	(55,940)	(137,602)	(47,361)	(36,009)	(303,224)	(832,549)
Affiliated Investment Companies Shares Sold	78	(226)	(3)	(41)	2	(5)	(1)	(72)
Foreign Currency Transactions	—	—	(81)	(339)	187	(91)	1,919	(324)
Forward Currency Contracts	—	—	(16,578)	213,512	3,483	14,368	(175,028)	303,472
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	132,056	(139,475)	163,317	(331,711)	70,986	(96,918)	601,167	(550,339)
Affiliated Investment Companies Shares	29	(37)	8	(17)	9	(9)	11	(12)
Translation of Foreign Currency-Denominated Amounts	—	—	80	(719)	(7)	(101)	(227)	(861)
Forward Currency Contracts	—	—	11,000	21,548	135	6,949	31,001	23,390

Net Increase (Decrease) in Net Assets Resulting from Operations	234,895	(123,745)	222,100	(188,839)	56,301	(95,826)	442,159	(915,469)

Distributions:
Institutional Class Shares	(139,456)	(41,461)	(118,218)	(13,251)	(454)	(21,454)	(223,412)	(138,146)
Capital Share Transactions (1):
Shares Issued	1,718,082	2,559,201	761,326	1,551,922	146,970	226,931	2,052,698	3,036,685
Shares Issued in Lieu of Cash Distributions	126,013	37,969	100,680	11,517	454	21,423	219,803	136,008
Shares Redeemed	(2,832,997)	(2,940,804)	(1,381,337)	(2,016,317)	(217,187)	(347,902)	(3,328,313)	(5,279,634)

Net Increase (Decrease) from Capital Share Transactions	(988,902)	(343,634)	(519,331)	(452,878)	(69,763)	(99,548)	(1,055,812)	(2,106,941)

Total Increase (Decrease) in Net Assets	(893,463)	(508,840)	(415,449)	(654,968)	(13,916)	(216,828)	(837,065)	(3,160,556)
Net Assets
Beginning of Year	5,349,458	5,858,298	5,038,948	5,693,916	1,019,142	1,235,970	10,460,717	13,621,273

End of Year	$4,455,995	$5,349,458	$4,623,499	$5,038,948	$1,005,226	$1,019,142	$9,623,652	$10,460,717

(1) Shares Issued and Redeemed:
Shares Issued	169,791	251,248	79,186	159,778	16,191	24,726	205,648	295,268
Shares Issued in Lieu of Cash Distributions	12,439	3,766	10,483	1,165	51	2,250	22,097	13,016
Shares Redeemed	(279,713)	(289,589)	(143,165)	(208,199)	(23,867)	(38,058)	(333,766)	(515,126)

Net Increase (Decrease) from Shares Issued and Redeemed	(97,483)	(34,575)	(53,496)	(47,256)	(7,625)	(11,082)	(106,021)	(206,842)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

167

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$14,376	$11,820	$49,424	$25,597	$119,116	$87,765	$185,224	$104,861
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(56,804)	(73,691)	(10,881)	(103,726)	(195,176)	(136,576)	(265,300)	(210,311)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	—	(39)
Foreign Currency Transactions	237	(1,621)	—	—	—	—	666	(525)
Forward Currency Contracts	(49,426)	218,171	—	—	—	—	(5,758)	153,469
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	91,492	(424,788)	33,281	(11,471)	27,628	(782,211)	416,688	(548,914)
Affiliated Investment Companies Shares	—	—	—	—	—	—	29	(30)
Translation of Foreign Currency-Denominated Amounts	190	(269)	—	—	—	—	(25)	(355)
Forward Currency Contracts	5,366	5,493	—	—	—	—	6,303	13,469

Net Increase (Decrease) in Net Assets Resulting from Operations	5,431	(264,885)	71,824	(89,600)	(48,432)	(831,022)	337,827	(488,375)

Distributions:
Institutional Class Shares	(20,060)	(30,706)	(44,032)	(21,142)	(108,613)	(141,857)	(236,492)	(84,526)
Capital Share Transactions (1):
Shares Issued	258,214	467,293	288,198	514,274	1,847,599	1,493,542	1,411,539	2,445,018
Shares Issued in Lieu of Cash Distributions	19,191	29,598	42,970	20,650	105,457	139,670	234,594	83,680
Shares Redeemed	(335,750)	(805,621)	(438,260)	(600,770)	(1,340,834)	(2,072,849)	(2,331,464)	(2,739,944)

Net Increase (Decrease) from Capital Share Transactions	(58,345)	(308,730)	(107,092)	(65,846)	612,222	(439,637)	(685,331)	(211,246)

Total Increase (Decrease) in Net Assets	(72,974)	(604,321)	(79,300)	(176,588)	455,177	(1,412,516)	(583,996)	(784,147)
Net Assets
Beginning of Year	1,118,915	1,723,236	1,571,784	1,748,372	4,787,713	6,200,229	6,497,061	7,281,208

End of Year	$1,045,941	$1,118,915	$1,492,484	$1,571,784	$5,242,890	$4,787,713	$5,913,065	$6,497,061

(1) Shares Issued and Redeemed:
Shares Issued	31,041	51,008	29,269	51,108	169,958	126,998	138,127	233,008
Shares Issued in Lieu of Cash Distributions	2,395	2,902	4,365	2,090	9,739	11,570	22,991	7,874
Shares Redeemed	(40,408)	(88,092)	(44,507)	(59,854)	(124,055)	(175,128)	(228,179)	(261,384)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,972)	(34,182)	(10,873)	(6,656)	55,642	(36,560)	(67,061)	(20,502)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

168

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$47,475	$47,509	$25,226	$14,171	$82,336	$67,163	$335,821	$286,693
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(104,159)	(77,254)	(30,254)	(9,702)	(130,064)	(242,243)	(430,908)	(284,930)
Affiliated Investment Companies Shares Sold	(11)	(16)	5	(7)	12	(21)	25	(160)
Foreign Currency Transactions	147	—	139	(41)	347	(1,066)	228	9
Forward Currency Contracts	9,993	—	201	3,284	(25,248)	198,392	32,990	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	86,137	(335,984)	55,411	(91,977)	152,225	(612,544)	308,964	(2,038,092)
Affiliated Investment Companies Shares	16	(19)	8	(9)	22	(24)	300	(327)
Translation of Foreign Currency-Denominated Amounts	(63)	—	(81)	8	163	(425)	(224)	11
Forward Currency Contracts	440	(1)	1,825	(115)	(622)	13,136	(1,712)	407

Net Increase (Decrease) in Net Assets Resulting from Operations	39,975	(365,765)	52,480	(84,388)	79,171	(577,632)	245,484	(2,036,389)

Distributions:
Institutional Class Shares	(46,186)	(81,214)	(29,651)	(24,970)	(78,104)	(83,818)	(282,362)	(391,343)
Capital Share Transactions (1):
Shares Issued	548,716	494,273	309,673	399,556	941,601	1,400,607	2,940,218	4,309,196
Shares Issued in Lieu of Cash Distributions	44,096	78,576	29,412	24,332	77,910	83,676	275,170	384,513
Shares Redeemed	(598,501)	(908,863)	(310,812)	(385,306)	(828,066)	(1,541,734)	(3,010,041)	(5,891,418)

Net Increase (Decrease) from Capital Share Transactions	(5,689)	(336,014)	28,273	38,582	191,445	(57,451)	205,347	(1,197,709)

Total Increase (Decrease) in Net Assets	(11,900)	(782,993)	51,102	(70,776)	192,512	(718,901)	168,469	(3,625,441)
Net Assets
Beginning of Year	1,290,771	2,073,764	866,074	936,850	2,400,574	3,119,475	9,997,470	13,622,911

End of Year	$1,278,871	$1,290,771	$917,176	$866,074	$2,593,086	$2,400,574	$10,165,939	$9,997,470

(1) Shares Issued and Redeemed:
Shares Issued	59,158	48,577	33,887	42,301	106,033	144,573	299,595	407,498
Shares Issued in Lieu of Cash Distributions	4,793	7,469	3,191	2,521	8,907	8,273	28,084	36,020
Shares Redeemed	(65,586)	(89,930)	(33,725)	(40,501)	(94,112)	(164,109)	(307,220)	(562,225)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,635)	(33,884)	3,353	4,321	20,828	(11,263)	20,459	(118,707)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

169

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$53,149	$48,423	$19,532	$30,436	$220,864	$527,412	$62,432	$35,209
Capital Gain Distributions Received from Investment Securities	—	12,140	—	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(5,454)	(12,934)	(5,151)	(5,549)	(95,955)	(53,868)	(100,739)	(38,676)
Affiliated Investment Companies Shares Sold	(50,451)	(28,718)	—	—	—	—	18	(9)
Swap Contracts	—	—	—	—	—	—	39,000	34,935
Foreign Currency Transactions	—	—	—	—	—	—	223	(229)
Forward Currency Contracts	—	—	—	—	—	—	(7,739)	50,889
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,519	(25,114)	(64,772)	(184,077)	(135,490)	(1,345,892)	157,043	(208,259)
Affiliated Investment Companies Shares	38,548	(194,304)	—	—	—	—	29	(29)
Swap Contracts	—	—	—	—	—	—	(43,435)	41,372
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	46	(183)
Forward Currency Contracts	—	—	—	—	—	—	828	9,191

Net Increase (Decrease) in Net Assets Resulting from Operations	39,311	(200,507)	(50,391)	(159,190)	(10,581)	(872,348)	107,706	(75,789)

Distributions:
Institutional Class Shares	(50,318)	(66,753)	(15,322)	(37,152)	(184,142)	(527,766)	(36,318)	(18,197)
Capital Share Transactions (1):
Shares Issued	522,849	865,705	116,248	195,066	1,249,889	2,167,801	693,117	1,212,852
Shares Issued in Lieu of Cash Distributions	50,313	66,747	15,322	37,152	180,592	518,667	35,801	17,868
Shares Redeemed	(813,124)	(1,095,570)	(57,589)	(126,880)	(2,029,967)	(2,617,661)	(993,203)	(763,275)

Net Increase (Decrease) from Capital Share Transactions	(239,962)	(163,118)	73,981	105,338	(599,486)	68,807	(264,285)	467,445

Total Increase (Decrease) in Net Assets	(250,969)	(430,378)	8,268	(91,004)	(794,209)	(1,331,307)	(192,897)	373,459
Net Assets
Beginning of Year	1,931,543	2,361,921	296,218	387,222	5,892,432	7,223,739	2,171,424	1,797,965

End of Year	$1,680,574	$1,931,543	$304,486	$296,218	$5,098,223	$5,892,432	$1,978,527	$2,171,424

(1) Shares Issued and Redeemed:
Shares Issued	57,431	89,805	18,039	20,973	114,739	171,811	67,488	116,221
Shares Issued in Lieu of Cash Distributions	5,552	6,963	2,407	4,337	16,785	44,626	3,541	1,712
Shares Redeemed	(89,770)	(114,776)	(8,614)	(12,606)	(186,516)	(213,035)	(96,956)	(73,758)

Net Increase (Decrease) from Shares Issued and Redeemed	(26,787)	(18,008)	11,832	12,704	(54,992)	3,402	(25,927)	44,175

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

170

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,152	$6,282
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(13,344)	(37,220)
Affiliated Investment Companies Shares Sold	1	—
Swap Contracts	8,213	6,497
Foreign Currency Transactions	(1,984)	(60)
Forward Currency Contracts	—	21,153
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,632	(54,424)
Swap Contracts	(8,967)	7,713
Translation of Foreign Currency-Denominated Amounts	15	(34)
Forward Currency Contracts	(954)	1,316

Net Increase (Decrease) in Net Assets Resulting from Operations	7,764	(48,777)

Distributions:
Institutional Class Shares	(6,778)	(4,464)
Capital Share Transactions (1):
Shares Issued	59,904	161,089
Shares Issued in Lieu of Cash Distributions	6,757	4,462
Shares Redeemed	(109,963)	(111,207)

Net Increase (Decrease) from Capital Share Transactions	(43,302)	54,344

Total Increase (Decrease) in Net Assets	(42,316)	1,103
Net Assets
Beginning of Year	283,912	282,809

End of Year	$241,596	$283,912

(1) Shares Issued and Redeemed:
Shares Issued	6,533	16,083
Shares Issued in Lieu of Cash Distributions	743	462
Shares Redeemed	(12,123)	(11,867)

Net Increase (Decrease) from Shares Issued and Redeemed	(4,847)	4,678

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

171

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio					DFA Two-Year Global Fixed Income Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Year	$10.01	$10.30	$10.30	$10.31	$10.24	$9.56	$9.91	$10.00	$10.03	$9.95

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.08	(—)	0.10	0.23	0.24	0.08	0.01	0.08	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.19	(0.30)	—	(0.01)	0.06	0.20	(0.41)	(0.04)	0.04	0.15

Total from Investment Operations	0.48	(0.22)	—	0.09	0.29	0.44	(0.33)	(0.03)	0.12	0.33

Less Distributions:
Net Investment Income	(0.29)	(0.07)	(—)	(0.10)	(0.22)	(0.24)	(0.02)	(0.06)	(0.15)	(0.25)

Total Distributions	(0.29)	(0.07)	—	(0.10)	(0.22)	(0.24)	(0.02)	(0.06)	(0.15)	(0.25)

Net Asset Value, End of Year	$10.20	$10.01	$10.30	$10.30	$10.31	$9.76	$9.56	$9.91	$10.00	$10.03

Total Return	4.84%	(2.10%)	0.02%	0.84%	2.90%	4.61%	(3.31%)	(0.33%)	1.23%	3.42%

Net Assets, End of Year (thousands)	$4,455,995	$5,349,458	$5,858,298	$6,655,886	$7,418,534	$4,623,499	$5,038,948	$5,693,916	$5,321,434	$5,518,420
Ratio of Expenses to Average Net Assets	0.13%	0.13%	0.17%	0.17%	0.18%	0.17%	0.16%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13%	0.13%	0.17%	0.17%	0.18%	0.17%	0.16%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.89%	0.79%	—	0.95%	2.22%	2.45%	0.85%	0.09%	0.80%	1.83%
Portfolio Turnover Rate	37%	67%	96%	83%	30%	31%	111%	93%	51%	59%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

172

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio					DFA Five-Year Global Fixed Income Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Year	$8.82	$9.76	$9.76	$9.79	$9.60	$9.90	$10.78	$10.89	$10.96	$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.13	0.08	0.10	0.15	0.29	0.12	0.04	0.04	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.23	(0.90)	(0.08)	0.11	0.34	0.16	(0.88)	(0.15)	0.14	0.44

Total from Investment Operations	0.49	(0.77)	—	0.21	0.49	0.45	(0.76)	(0.11)	0.18	0.51

Less Distributions:
Net Investment Income	(—)	(0.17)	(—)	(0.24)	(0.30)	(0.23)	(0.12)	(—)	(0.25)	(0.45)

Total Distributions	—	(0.17)	—	(0.24)	(0.30)	(0.23)	(0.12)	—	(0.25)	(0.45)

Net Asset Value, End of Year	$9.31	$8.82	$9.76	$9.76	$9.79	$10.12	$9.90	$10.78	$10.89	$10.96

Total Return	5.60%	(8.03%)	0.03%	2.20%	5.29%	4.58%	(7.15%)	(0.98%)	1.64%	4.88%

Net Assets, End of Year (thousands)	$1,005,226	$1,019,142	$1,235,970	$1,130,900	$1,235,997	$9,623,652	$10,460,717	$13,621,273	$13,288,386	$15,555,653
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.17%	0.17%	0.18%	0.22%	0.23%	0.26%	0.26%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16%	0.16%	0.17%	0.17%	0.18%	0.22%	0.23%	0.26%	0.27%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.82%	1.42%	0.80%	1.01%	1.60%	2.93%	1.17%	0.39%	0.38%	0.63%
Portfolio Turnover Rate	45%	62%	94%	45%	62%	43%	111%	126%	47%	46%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

173

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio					DFA Short-Term Government Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Year	$8.20	$10.10	$10.85	$10.85	$10.45	$9.76	$10.43	$10.56	$10.57	$10.38

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11	0.08	0.07	0.07	0.09	0.32	0.15	0.01	0.06	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.07)	(1.79)	(0.64)	0.37	1.08	0.15	(0.69)	(0.13)	0.01	0.19

Total from Investment Operations	0.04	(1.71)	(0.57)	0.44	1.17	0.47	(0.54)	(0.12)	0.07	0.39

Less Distributions:
Net Investment Income	(0.16)	(0.09)	(0.09)	(0.33)	(0.73)	(0.29)	(0.13)	(0.01)	(0.08)	(0.20)
Net Realized Gains	—	(0.10)	(0.09)	(0.11)	(0.04)	—	—	—	—	—

Total Distributions	(0.16)	(0.19)	(0.18)	(0.44)	(0.77)	(0.29)	(0.13)	(0.01)	(0.08)	(0.20)

Net Asset Value, End of Year	$8.08	$8.20	$10.10	$10.85	$10.85	$9.94	$9.76	$10.43	$10.56	$10.57

Total Return	0.45%	(17.33%)	(5.34%)	4.28%	11.92%	4.84%	(5.19%)	(1.15%)	0.63%	3.75%

Net Assets, End of Year (thousands)	$1,045,941	$1,118,915	$1,723,236	$1,702,457	$1,487,373	$1,492,484	$1,571,784	$1,748,372	$2,518,761	$2,306,858
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.19%	0.20%	0.18%	0.18%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.20%	0.21%	0.22%	0.22%	0.18%	0.18%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.29%	0.83%	0.70%	0.66%	0.85%	3.24%	1.53%	0.11%	0.52%	1.92%
Portfolio Turnover Rate	21%	41%	31%	41%	49%	74%	226%	58%	85%	58%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

174

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio					DFA Short-Term Extended Quality Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Year	$10.68	$12.79	$13.72	$12.99	$11.88	$10.06	$10.93	$10.97	$10.95	$10.68

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.19	0.19	0.25	0.29	0.31	0.16	0.09	0.13	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.31)	(2.00)	(0.61)	0.74	1.10	0.25	(0.90)	(0.10)	0.10	0.35

Total from Investment Operations	(0.05)	(1.81)	(0.42)	0.99	1.39	0.56	(0.74)	(0.01)	0.23	0.54

Less Distributions:
Net Investment Income	(0.23)	(0.17)	(0.17)	(0.26)	(0.28)	(0.40)	(0.12)	(0.03)	(0.21)	(0.27)
Net Realized Gains	—	(0.13)	(0.34)	—	—	—	(0.01)	—	—	—

Total Distributions	(0.23)	(0.30)	(0.51)	(0.26)	(0.28)	(0.40)	(0.13)	(0.03)	(0.21)	(0.27)

Net Asset Value, End of Year	$10.40	$10.68	$12.79	$13.72	$12.99	$10.22	$10.06	$10.93	$10.97	$10.95

Total Return	(0.51%)	(14.37%)	(3.20%)	7.67%	11.81%	5.61%	(6.81%)	(0.05%)	2.13%	5.11%

Net Assets, End of Year (thousands)	$5,242,890	$4,787,713	$6,200,229	$5,838,968	$5,611,187	$5,913,065	$6,497,061	$7,281,208	$6,246,736	$6,534,046
Ratio of Expenses to Average Net Assets	0.12%	0.11%	0.12%	0.12%	0.13%	0.20%	0.20%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12%	0.11%	0.12%	0.12%	0.13%	0.20%	0.20%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.36%	1.62%	1.44%	1.85%	2.28%	3.00%	1.52%	0.80%	1.20%	1.73%
Portfolio Turnover Rate	24%	22%	25%	45%	25%	34%	74%	80%	40%	51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

175

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio					DFA Targeted Credit Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Year	$8.81	$11.49	$11.79	$11.29	$10.11	$8.99	$10.18	$10.18	$10.19	$9.80

Income from Investment Operations (A)
Net Investment Income (Loss)	0.35	0.29	0.28	0.32	0.35	0.24	0.16	0.14	0.16	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	—	(2.49)	(0.21)	0.50	1.17	0.26	(1.08)	(0.05)	0.07	0.42

Total from Investment Operations	0.35	(2.20)	0.07	0.82	1.52	0.50	(0.92)	0.09	0.23	0.63

Less Distributions:
Net Investment Income	(0.34)	(0.29)	(0.28)	(0.32)	(0.34)	(0.29)	(0.25)	(0.09)	(0.24)	(0.24)
Net Realized Gains	—	(0.19)	(0.09)	—	—	—	(0.02)	—	(—)	—

Total Distributions	(0.34)	(0.48)	(0.37)	(0.32)	(0.34)	(0.29)	(0.27)	(0.09)	(0.24)	(0.24)

Net Asset Value, End of Year	$8.82	$8.81	$11.49	$11.79	$11.29	$9.20	$8.99	$10.18	$10.18	$10.19

Total Return	3.86%	(19.74%)	0.52%	7.37%	15.27%	5.59%	(9.17%)	0.85%	2.32%	6.51%

Net Assets, End of Year (thousands)	$1,278,871	$1,290,771	$2,073,764	$2,131,021	$1,712,376	$917,176	$866,074	$936,850	$818,911	$766,607
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.22%	0.22%	0.22%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%	0.21%	0.22%	0.23%	0.23%	0.22%	0.22%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	3.79%	2.83%	2.44%	2.80%	3.25%	2.63%	1.63%	1.41%	1.61%	2.12%
Portfolio Turnover Rate	53%	21%	43%	42%	19%	33%	39%	65%	35%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

176

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio					DFA Investment Grade Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Period	$8.54	$10.67	$10.91	$10.50	$9.89	$9.47	$11.60	$11.96	$11.38	$10.38

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.22	0.20	0.20	0.20	0.32	0.25	0.24	0.28	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	(2.07)	(0.22)	0.39	0.96	(0.08)	(2.04)	(0.36)	0.57	1.00

Total from Investment Operations	0.33	(1.85)	(0.02)	0.59	1.16	0.24	(1.79)	(0.12)	0.85	1.29

Less Distributions:
Net Investment Income	(0.28)	(0.20)	(0.19)	(0.18)	(0.55)	(0.27)	(0.24)	(0.24)	(0.27)	(0.29)
Net Realized Gains	—	(0.08)	(0.03)	—	—	—	(0.10)	(—)	—	—

Total Distributions	(0.28)	(0.28)	(0.22)	(0.18)	(0.55)	(0.27)	(0.34)	(0.24)	(0.27)	(0.29)

Net Asset Value, End of Period	$8.59	$8.54	$10.67	$10.91	$10.50	$9.44	$9.47	$11.60	$11.96	$11.38

Total Return	3.79%	(17.71%)	(0.22%)	5.69%	12.33%	2.43%	(15.69%)	(1.01%)	7.54%	12.60%

Net Assets, End of Period (thousands)	$2,593,086	$2,400,574	$3,119,475	$2,368,742	$1,521,379	$10,165,939	$9,997,470	$13,622,911	$11,162,601	$9,843,294
Ratio of Expenses to Average Net Assets *	0.24%	0.25%	0.28%	0.29%	0.30%	0.20%	0.21%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.24%	0.25%	0.28%	0.29%	0.30%	0.20%	0.21%	0.22%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.28%	2.28%	1.87%	1.90%	1.99%	3.23%	2.38%	2.02%	2.38%	2.69%
Portfolio Turnover Rate	33%	45%	17%	32%	14%	24%	25%	17%	22%	21%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

177

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio										DFA LTIP Portfolio
	Year		Year		Year		Year		Year		Year	Year	Year	Year	Year
	Ended		Ended		Ended		Ended		Ended		Ended	Ended	Ended	Ended	Ended
	Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023		2022		2021		2020		2019		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$8.98		$10.13		$10.36		$10.00		$9.47		$6.56	$11.94	$12.16	$10.11	$8.47

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.21		0.17		0.17		0.22		0.39	0.83	0.56	0.20	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.07)		(1.07)		(0.22)		0.35		0.53		(1.29)	(5.17)	0.39	1.99	1.66

Total from Investment Operations	0.18		(0.86)		(0.05)		0.52		0.75		(0.90)	(4.34)	0.95	2.19	1.90

Less Distributions:
Net Investment Income	(0.24)		(0.21)		(0.17)		(0.16)		(0.22)		(0.31)	(0.77)	(0.52)	(0.14)	(0.22)
Net Realized Gains	—		(0.08)		(0.01)		—		—		—	(0.27)	(0.65)	—	(0.04)

Total Distributions	(0.24)		(0.29)		(0.18)		(0.16)		(0.22)		(0.31)	(1.04)	(1.17)	(0.14)	(0.26)

Net Asset Value, End of Year	$8.92		$8.98		$10.13		$10.36		$10.00		$5.35	$6.56	$11.94	$12.16	$10.11

Total Return	1.97%		(8.63%)		(0.54%)		5.26%		7.97%		(14.47%)	(38.26%)	8.30%	21.75%	22.69%

Net Assets, End of Year (thousands)	$1,680,574		$1,931,543		$2,361,921		$1,528,078		$1,064,950		$304,486	$296,218	$387,222	$290,675	$215,040
Ratio of Expenses to Average Net Assets *	0.15	%(B)	0.15	%(B)	0.15	%(B)	0.15	%(B)	0.15	%(B)	0.13%	0.13%	0.13%	0.14%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.26	%(B)	0.26	%(B)	0.26	%(B)	0.27	%(B)	0.27	%(B)	0.13%	0.13%	0.13%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.77%		2.17%		1.63%		1.61%		2.21%		5.92%	8.72%	4.86%	1.71%	2.52%
Portfolio Turnover Rate	17%		43%		2%		12%		3%		27%	60%	39%	65%	38%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%		0.10%		0.11%		0.11%		0.12%		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

178

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio					DFA Short-Duration Real Return Portfolio
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019

Net Asset Value, Beginning of Year	$10.80	$13.32	$13.05	$12.03	$11.25	$10.14	$10.58	$10.05	$10.06	$9.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.94	0.61	0.19	0.25	0.32	0.17	0.12	0.17	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.48)	(2.50)	0.27	0.97	0.78	0.22	(0.51)	0.49	0.07	0.20

Total from Investment Operations	(0.05)	(1.56)	0.88	1.16	1.03	0.54	(0.34)	0.61	0.24	0.40

Less Distributions:
Net Investment Income	(0.36)	(0.95)	(0.57)	(0.13)	(0.25)	(0.17)	(0.10)	(0.08)	(0.25)	(0.26)
Net Realized Gains	—	(0.01)	(0.04)	(0.01)	—	—	—	—	—	—

Total Distributions	(0.36)	(0.96)	(0.61)	(0.14)	(0.25)	(0.17)	(0.10)	(0.08)	(0.25)	(0.26)

Net Asset Value, End of Year	$10.39	$10.80	$13.32	$13.05	$12.03	$10.51	$10.14	$10.58	$10.05	$10.06

Total Return	(0.54%)	(12.04%)	6.91%	9.69%	9.16%	5.38%	(3.21%)	6.13%	2.43%	4.16%

Net Assets, End of Year (thousands)	$5,098,223	$5,892,432	$7,223,739	$5,622,483	$4,887,736	$1,978,527	$2,171,424	$1,797,965	$1,393,554	$1,484,797
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.12%	0.12%	0.22%	0.22%	0.22%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11%	0.11%	0.11%	0.12%	0.12%	0.22%	0.22%	0.22%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	3.91%	7.59%	4.58%	1.49%	2.13%	3.07%	1.67%	1.17%	1.68%	1.98%
Portfolio Turnover Rate	9%	13%	1%	15%	28%	42%	56%	72%	44%	42%
See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

179

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Period Apr 26, 2021Ʊ to Oct 31, 2021
Net Asset Value, Beginning of Period	$8.94	$10.44	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.19	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	(1.55)	0.40

Total from Investment Operations	0.28	(1.36)	0.48

Less Distributions:
Net Investment Income	(0.25)	(0.13)	(0.04)
Net Realized Gains	—	(0.01)	—

Total Distributions	(0.25)	(0.14)	(0.04)

Net Asset Value, End of Period	$8.97	$8.94	$10.44

Total Return	3.14%	(13.16%)	4.78	%(C)

Net Assets, End of Period (thousands)	$241,596	$283,912	$282,809
Ratio of Expenses to Average Net Assets	0.28%	0.29%	0.30	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.35%	0.38	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.91%	1.90%	1.34	%(D)(E)
Portfolio Turnover Rate	37%	80%	27	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

180

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which seventeen (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of October 31, 2023, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/23
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	11%
	DFA Intermediate Government Fixed Income Portfolio	16%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

181

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage

182

of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA securities are valued by an independent pricing service based on the characteristics of the securities to be delivered or received.

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

183

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.10%
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.19%*
DFA World ex U.S. Government Fixed Income Portfolio	0.16%*
DFA Short-Term Government Portfolio	0.15%*
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.15%*
DFA Intermediate-Term Extended Quality Portfolio	0.16%*
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.21%*
DFA Investment Grade Portfolio	0.16%*
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.21%*

*	Effective as of February 28, 2023, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2023	Management Fee Effective February 28, 2023
DFA Five-Year Global Fixed Income Portfolio	0.20%	0.18%
DFA World ex U.S. Government Fixed Income Portfolio	0.17%	0.16%
DFA Short-Term Government Portfolio	0.16%	0.14%
DFA Short-Term Extended Quality Portfolio	0.16%	0.15%
DFA Intermediate-Term Extended Quality Portfolio	0.17%	0.16%
DFA Global Core Plus Fixed Income Portfolio	0.22%	0.20%
DFA Investment Grade Portfolio	0.17%	0.16%
DFA Global Core Plus Real Return Portfolio	0.22%	0.21%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2024. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such

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recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	—	$71	$37	$396
DFA Short-Term Government Portfolio (2)	0.20%	—	—	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.20%	—	841	67	—
DFA Intermediate-Term Extended Quality Portfolio (1)	0.21%	—	156	9	81
DFA Targeted Credit Portfolio (1)	0.20%	—	2	203	579
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	—	—	—	—
DFA Investment Grade Portfolio (4)	0.21%	—	866	10	—
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	—	2,108	6,658
DFA LTIP Portfolio (1)	0.15%	—	—	—	—
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	0.18%	—	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	—	21	35	196

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amounts for each of DFA Short-Term Extended Quality Portfolio and DFA Intermediate-Term Extended Quality Portfolio was 0.22%.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Global Core Plus Real Return Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis.

185

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.22% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$34
DFA Selectively Hedged Global Fixed Income Portfolio	23
DFA Five-Year Global Fixed Income Portfolio	101
DFA World ex U.S. Government Fixed Income Portfolio	51
DFA Short-Term Extended Quality Portfolio	100
DFA Intermediate-Term Extended Quality Portfolio	2
DFA Targeted Credit Portfolio	3
DFA Global Core Plus Fixed Income Portfolio	56
DFA Investment Grade Portfolio	98
DFA LTIP Portfolio	2
DFA Global Core Plus Real Return Portfolio	14

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$197
DFA Two-Year Global Fixed Income Portfolio	146
DFA Selectively Hedged Global Fixed Income Portfolio	12
DFA Five-Year Global Fixed Income Portfolio	133
DFA World ex U.S. Government Fixed Income Portfolio	2
DFA Short-Term Government Portfolio	40

186

DFA Intermediate Government Fixed Income Portfolio	$47
DFA Short-Term Extended Quality Portfolio	28
DFA Intermediate-Term Extended Quality Portfolio	8
DFA Targeted Credit Portfolio	1
DFA Global Core Plus Fixed Income Portfolio	3
DFA Investment Grade Portfolio	14
DFA Diversified Fixed Income Portfolio	3
DFA LTIP Portfolio	—
DFA Inflation-Protected Securities Portfolio	15
DFA Short-Duration Real Return Portfolio	3
DFA Global Core Plus Real Return Portfolio	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$1,015,647	$2,819,433	$434,852	$1,013,904
DFA Two-Year Global Fixed Income Portfolio	632,871	1,560,068	614,084	1,545,462
DFA Selectively Hedged Global Fixed Income Portfolio	103,194	102,988	306,584	613,533
DFA Five-Year Global Fixed Income Portfolio	1,289,221	2,392,137	1,979,390	5,586,382
DFA World ex U.S. Government Fixed Income Portfolio	83,779	86,302	144,608	245,036
DFA Short-Term Government Portfolio	953,004	1,740,604	—	—
DFA Intermediate Government Fixed Income Portfolio	1,808,100	1,172,630	—	—
DFA Short-Term Extended Quality Portfolio	566,989	926,878	1,253,651	3,458,629
DFA Intermediate-Term Extended Quality Portfolio	48,748	40,239	662,044	605,027
DFA Targeted Credit Portfolio	9,363	5,867	313,857	294,938
DFA Global Core Plus Fixed Income Portfolio	77,146	19,226	863,127	779,570
DFA Investment Grade Portfolio	872,379	1,314,092	1,448,095	1,832,320
DFA Diversified Fixed Income Portfolio	155,372	148,397	73,124	179,700
DFA LTIP Portfolio	145,956	86,870	—	—
DFA Inflation-Protected Securities Portfolio	491,499	1,176,566	—	—
DFA Short-Duration Real Return Portfolio	224,720	320,090	436,036	1,217,657
DFA Global Core Plus Real Return Portfolio	9,240	7,563	72,611	77,680

187

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$665,832	$2,567,495	$3,205,266	$78	$29	$28,168	2,435	$3,344	—

Total	$665,832	$2,567,495	$3,205,266	$78	$29	$28,168	2,435	$3,344	—

DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$33,936	$189,591	$223,103	$(3)	$8	$429	37	$277	—

Total	$33,936	$189,591	$223,103	$(3)	$8	$429	37	$277	—

DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$23,288	$64,068	$84,611	$2	$9	$2,756	238	$360	—

Total	$23,288	$64,068	$84,611	$2	$9	$2,756	238	$360	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$31,698	$173,669	$205,251	$(1)	$11	$126	11	$389	—

Total	$31,698	$173,669	$205,251	$(1)	$11	$126	11	$389	—

DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$77,101	$294,760	$361,786	—	$29	$10,104	874	$1,674	—

Total	$77,101	$294,760	$361,786	—	$29	$10,104	874	$1,674	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$44,981	$227,944	$229,122	$(11)	$16	$43,808	3,787	$2,176	—

Total	$44,981	$227,944	$229,122	$(11)	$16	$43,808	3,787	$2,176	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$26,782	$122,985	$139,142	$5	$8	$10,638	920	$693	—

Total	$26,782	$122,985	$139,142	$5	$8	$10,638	920	$693	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$57,224	$331,731	$299,920	$12	$22	$89,069	7,700	—	—

Total	$57,224	$331,731	$299,920	$12	$22	$89,069	7,700	—	—

DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$652,171	$1,237,525	$1,452,828	$25	$300	$437,193	37,797	$25,177	—

Total	$652,171	$1,237,525	$1,452,828	$25	$300	$437,193	37,797	$25,177	—

DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio	$974,424	$73,125	$179,700	$(47,225)	$23,463	$844,087	81,162	$20,624	—
DFA Two-Year Global Fixed Income Portfolio	585,448	20,433	109,150	(3,226)	15,083	508,588	52,109	14,133	—
The DFA Short Term Investment Fund	27,162	50,750	77,914	—	2	—	—	—	—

Total	$1,587,034	$144,308	$366,764	$(50,451)	$38,548	$1,352,675	133,271	$34,757	—

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$70,378	$124,177	$184,008	$18	$29	$10,594	916	$850	—

Total	$70,378	$124,177	$184,008	$18	$29	$10,594	916	$850	—

DFA Global Core Plus Real Return Portfolio
The DFA Short Term Investment Fund	$2,067	$27,849	$26,083	$1	—	$3,834	331	$126	—

Total	$2,067	$27,849	$26,083	$1	—	$3,834	331	$126	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains

189

tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and bond amortization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA One-Year Fixed Income Portfolio
2022	$41,461	—	—	$41,461
2023	139,456	—	—	139,456
DFA Two-Year Global Fixed Income Portfolio
2022	13,251	—	—	13,251
2023	118,218	—	—	118,218
DFA Selectively Hedged Global Fixed Income Portfolio
2022	21,454	—	—	21,454
2023	454	—	—	454
DFA Five-Year Global Fixed Income Portfolio
2022	138,146	—	—	138,146
2023	223,411	—	—	223,411
DFA World ex U.S. Government Fixed Income Portfolio
2022	14,658	$16,048	—	30,706
2023	20,060	—	—	20,060
DFA Short-Term Government Portfolio
2022	21,142	—	—	21,142
2023	44,032	—	—	44,032
DFA Intermediate Government Fixed Income Portfolio
2022	78,465	63,393	—	141,858
2023	108,613	—	—	108,613
DFA Short-Term Extended Quality Portfolio
2022	75,449	9,077	—	84,526
2023	236,492	—	—	236,492
DFA Intermediate-Term Extended Quality Portfolio
2022	46,253	34,961	—	81,214
2023	46,186	—	—	46,186
DFA Targeted Credit Portfolio
2022	23,056	1,914	—	24,970
2023	29,651	—	—	29,651
DFA Global Core Plus Fixed Income Portfolio
2022	62,263	21,555	—	83,818
2023	78,104	—	—	78,104
DFA Investment Grade Portfolio
2022	274,726	116,617	—	391,343
2023	282,362	—	—	282,362
DFA Diversified Fixed Income Portfolio
2022	48,872	17,880	—	66,752
2023	50,318	—	—	50,318

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA LTIP Portfolio
2022	$28,431	$8,721	—	$37,152
2023	15,322	—	—	15,322
DFA Inflation-Protected Securities Portfolio
2022	524,096	3,670	—	527,766
2023	184,142	—	—	184,142
DFA Short-Duration Real Return Portfolio
2022	18,197	—	—	18,197
2023	36,318	—	—	36,318
DFA Global Core Plus Real Return Portfolio
2022	4,464	—	—	4,464
2023	6,778	—	—	6,778

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(5,624)	—	$(5,624)
DFA Two-Year Global Fixed Income Portfolio	(12,238)	—	(12,238)
DFA Selectively Hedged Global Fixed Income Portfolio	(2,873)	—	(2,873)
DFA Five-Year Global Fixed Income Portfolio	(28,982)	—	(28,982)
DFA World ex U.S. Government Fixed Income Portfolio	(4,347)	—	(4,347)
DFA Short-Term Government Portfolio	(1,793)	—	(1,793)
DFA Intermediate Government Fixed Income Portfolio	(3,412)	—	(3,412)
DFA Short-Term Extended Quality Portfolio	(19,142)	—	(19,142)
DFA Intermediate-Term Extended Quality Portfolio	(1,446)	—	(1,446)
DFA Targeted Credit Portfolio	(1,942)	—	(1,942)
DFA Global Core Plus Fixed Income Portfolio	(9,361)	—	(9,361)
DFA Investment Grade Portfolio	(14,029)	—	(14,029)
DFA Diversified Fixed Income Portfolio	(1,231)	—	(1,231)
DFA LTIP Portfolio	(631)	—	(631)
DFA Inflation-Protected Securities Portfolio	(11,407)	—	(11,407)
DFA Short-Duration Real Return Portfolio	(7,087)	—	(7,087)
DFA Global Core Plus Real Return Portfolio	(778)	—	(778)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforwards	(Depreciation)	Losses)
DFA One-Year Fixed Income Portfolio	—	—	$(83,516)	$(8,476)	$(91,992)
DFA Two-Year Global Fixed Income Portfolio	$52,814	—	(170,012)	(23,829)	(141,027)
DFA Selectively Hedged Global Fixed Income Portfolio	30,430	—	(130,889)	(18,357)	(118,816)
DFA Five-Year Global Fixed Income Portfolio	163,128	—	(1,131,737)	(48,979)	(1,017,588)
DFA World ex U.S. Government Fixed Income Portfolio	24,552	—	(98,568)	(251,749)	(325,765)
DFA Short-Term Government Portfolio	5,973	—	(141,092)	656	(134,463)
DFA Intermediate Government Fixed Income Portfolio	14,781	—	(327,858)	(737,261)	(1,050,338)
DFA Short-Term Extended Quality Portfolio	10,645	—	(375,485)	(115,899)	(480,739)
DFA Intermediate-Term Extended Quality Portfolio	2,176	—	(181,197)	(192,841)	(371,862)
DFA Targeted Credit Portfolio	—	—	(39,652)	(40,102)	(79,754)
DFA Global Core Plus Fixed Income Portfolio	52,009	—	(320,523)	(347,714)	(616,228)
DFA Investment Grade Portfolio	74,190	—	(717,002)	(1,374,092)	(2,016,904)
DFA Diversified Fixed Income Portfolio	1,602	—	(63,372)	(196,195)	(257,965)
DFA LTIP Portfolio	3,795	—	(8,785)	(204,771)	(209,761)
DFA Inflation-Protected Securities Portfolio	25,322	—	(146,741)	(841,569)	(962,988)
DFA Short-Duration Real Return Portfolio	54,987	—	(50,582)	34,778	39,183
DFA Global Core Plus Real Return Portfolio	4,461	—	(25,434)	(24,477)	(45,450)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$83,516	$83,516
DFA Two-Year Global Fixed Income Portfolio	170,012	170,012
DFA Selectively Hedged Global Fixed Income Portfolio	130,889	130,889
DFA Five-Year Global Fixed Income Portfolio	1,131,737	1,131,737
DFA World ex U.S. Government Fixed Income Portfolio	98,568	98,568
DFA Short-Term Government Portfolio	141,092	141,092
DFA Intermediate Government Fixed Income Portfolio	327,858	327,858
DFA Short-Term Extended Quality Portfolio	375,485	375,485

192

	Unlimited	Total
DFA Intermediate-Term Extended Quality Portfolio	$181,197	$181,197
DFA Targeted Credit Portfolio	39,652	39,652
DFA Global Core Plus Fixed Income Portfolio	320,523	320,523
DFA Investment Grade Portfolio	717,002	717,002
DFA Diversified Fixed Income Portfolio	63,372	63,372
DFA LTIP Portfolio	8,785	8,785
DFA Inflation-Protected Securities Portfolio	146,741	146,741
DFA Short-Duration Real Return Portfolio	50,582	50,582
DFA Global Core Plus Real Return Portfolio	25,434	25,434

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$4,488,611	$1,231	$(9,706)	$(8,475)
DFA Two-Year Global Fixed Income Portfolio	4,599,924	10,965	(34,398)	(23,433)
DFA Selectively Hedged Global Fixed Income Portfolio	1,013,677	3,184	(21,470)	(18,286)
DFA Five-Year Global Fixed Income Portfolio	9,614,655	56,898	(105,037)	(48,139)
DFA World ex U.S. Government Fixed Income Portfolio	1,276,323	1,138	(252,661)	(251,523)
DFA Short-Term Government Portfolio	1,532,505	1,104	(449)	655
DFA Intermediate Government Fixed Income Portfolio	5,923,600	—	(737,262)	(737,262)
DFA Short-Term Extended Quality Portfolio	5,979,333	23,912	(139,542)	(115,630)
DFA Intermediate-Term Extended Quality Portfolio	1,498,655	106	(192,884)	(192,778)
DFA Targeted Credit Portfolio	958,843	7,741	(47,771)	(40,030)
DFA Global Core Plus Fixed Income Portfolio	3,221,495	1,217	(348,578)	(347,361)
DFA Investment Grade Portfolio	11,834,369	3,758	(1,377,638)	(1,373,880)
DFA Diversified Fixed Income Portfolio	1,878,347	—	(196,195)	(196,195)
DFA LTIP Portfolio	507,028	—	(204,771)	(204,771)
DFA Inflation-Protected Securities Portfolio	5,933,556	—	(841,569)	(841,569)
DFA Short-Duration Real Return Portfolio	1,937,291	91,422	(56,561)	34,861
DFA Global Core Plus Real Return Portfolio	288,209	9,821	(34,269)	(24,448)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

193

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio and DFA Global Core Plus Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

194

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$2,598,897	$—
DFA Selectively Hedged Global Fixed Income Portfolio	485,074	—
DFA Five-Year Global Fixed Income Portfolio	6,391,512	—
DFA World ex U.S. Government Fixed Income Portfolio	1,382,117	—
DFA Short-Term Extended Quality Portfolio	1,757,667	—

195

	Forward Currency Contracts*	Swap Contracts**
DFA Intermediate-Term Extended Quality Portfolio	$103,381	$—
DFA Targeted Credit Portfolio	343,454	—
DFA Global Core Plus Fixed Income Portfolio	1,565,793	—
DFA Investment Grade Portfolio	743,480	—
DFA Short-Duration Real Return Portfolio	680,341	1,941,154
DFA Global Core Plus Real Return Portfolio	148,057	238,308

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of agreements.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$12,076	$12,076	—
DFA Selectively Hedged Global Fixed Income Portfolio	2,609	2,609	—
DFA Five-Year Global Fixed Income Portfolio	27,980	27,980	—
DFA World ex U.S. Government Fixed Income Portfolio	5,086	5,086	—
DFA Short-Term Extended Quality Portfolio	13,460	13,460	—
DFA Intermediate-Term Extended Quality Portfolio	640	640	—
DFA Targeted Credit Portfolio	1,978	1,978	—
DFA Global Core Plus Fixed Income Portfolio	6,100	6,100	—
DFA Investment Grade Portfolio	2,048	2,048	—
DFA Short-Duration Real Return Portfolio	76,275	2,573	$73,702
DFA Global Core Plus Real Return Portfolio	10,060	393	9,667

	Liability Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(1,821)	$(1,821)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(236)	(236)	—
DFA Five-Year Global Fixed Income Portfolio	(6,892)	(6,892)	—
DFA World ex U.S. Government Fixed Income Portfolio	(1,323)	(1,323)	—
DFA Short-Term Extended Quality Portfolio	(1,196)	(1,196)	—
DFA Intermediate-Term Extended Quality Portfolio	(200)	(200)	—
DFA Targeted Credit Portfolio	(397)	(397)	—
DFA Global Core Plus Fixed Income Portfolio	(1,934)	(1,934)	—
DFA Investment Grade Portfolio	(3,353)	(3,353)	—
DFA Short-Duration Real Return Portfolio	(1,464)	(675)	$(789)
DFA Global Core Plus Real Return Portfolio	(117)	(112)	(5)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

196

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
		Forward
		Currency	Swap
	Total	Contracts (1)	Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(16,578)	$(16,578)	—
DFA Selectively Hedged Global Fixed Income Portfolio	3,483	3,483	—
DFA Five-Year Global Fixed Income Portfolio	(175,028)	(175,028)	—
DFA World ex U.S. Government Fixed Income Portfolio	(49,426)	(49,426)	—
DFA Short-Term Extended Quality Portfolio	(5,758)	(5,758)	—
DFA Intermediate-Term Extended Quality Portfolio	9,993	9,993	—
DFA Targeted Credit Portfolio	201	201	—
DFA Global Core Plus Fixed Income Portfolio	(25,248)	(25,248)	—
DFA Investment Grade Portfolio	32,990	32,990	—
DFA Short-Duration Real Return Portfolio	31,261	(7,739)	$39,000
DFA Global Core Plus Real Return Portfolio	8,213	—	8,213

	Change in Unrealized Appreciation (Depreciation) on Derivatives
		Forward
		Currency	Swap
	Total	Contracts (3)	Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$11,000	$11,000	—
DFA Selectively Hedged Global Fixed Income Portfolio	135	135	—
DFA Five-Year Global Fixed Income Portfolio	31,001	31,001	—
DFA World ex U.S. Government Fixed Income Portfolio	5,366	5,366	—
DFA Short-Term Extended Quality Portfolio	6,303	6,303	—
DFA Intermediate-Term Extended Quality Portfolio	440	440	—
DFA Targeted Credit Portfolio	1,825	1,825	—
DFA Global Core Plus Fixed Income Portfolio	(622)	(622)	—
DFA Investment Grade Portfolio	(1,712)	(1,712)	—
DFA Short-Duration Real Return Portfolio	(42,607)	828	$(43,435)
DFA Global Core Plus Real Return Portfolio	(9,921)	(954)	(8,967)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

197

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
DFA Two-Year Global Fixed Income Portfolio
Barclays Capital	$1,553	$1,553	—	—	—	$1,553	—	—	—	—	—	—
State Street Bank and Trust	4,187	4,187	$(690)	—	—	3,497	$690	$690	$(690)	—	—	—
Bank of New York Mellon	298	298	—	—	—	298	—	—	—	—	—	—
Citibank, N.A.	2,523	2,523	—	—	—	2,523	—	—	—	—	—	—
UBS AG	1,508	1,508	(401)	—	—	1,107	401	401	(401)	—	—	—
HSBC Bank	1,043	1,043	(681)	—	—	362	681	681	(681)	—	—	—
Morgan Stanley and Co. International	449	449	(48)	—	—	401	48	48	(48)	—	—	—
Bank of America Corp.	368	368	—	—	—	368	—	—	—	—	—	—
Societe Generale	146	146	—	—	—	146	—	—	—	—	—	—

Total	$12,075	$12,075	$(1,820)	—	—	$10,255	$1,820	$1,820	$(1,820)	—	—	—

198

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
DFA Selectively Hedged Global Fixed Income Portfolio
State Street Bank and Trust	$1,986	$1,986	$(129)	—	—	$1,857	$129	$129	$(129)	—	—	—
HSBC Bank	258	258	—	—	—	258	—	—	—	—	—	—
Citibank, N.A.	188	188	(23)	—	—	165	23	23	(23)	—	—	—
Royal Bank of Scotland	58	58	(55)	—	—	3	55	55	(55)	—	—	—
Barclays Capital	—	—	—	—	—	—	21	21	—	—	—	$21
UBS AG	38	38	(7)	—	—	31	7	7	(7)	—	—	—
Bank of America Corp.	79	79	—	—	—	79	—	—	—	—	—	—

Total	$2,607	$2,607	$(214)	—	—	$2,393	$235	$235	$(214)	—	—	$21

DFA Five-Year Global Fixed Income Portfolio
Bank of America Corp.	$5,963	$5,963	$(333)	—	—	$5,630	$333	$333	$(333)	—	—	—
HSBC Bank	3,038	3,038	(1,763)	—	—	1,275	1,763	1,763	(1,763)	—	—	—
Bank of New York Mellon	853	853	(310)	—	—	543	310	310	(310)	—	—	—
Barclays Capital	3,195	3,195	(504)	—	—	2,691	504	504	(504)	—	—	—
State Street Bank and Trust	9,849	9,849	(3,300)	—	—	6,549	3,300	3,300	(3,300)	—	—	—
Citibank, N.A.	2,061	2,061	(478)	—	—	1,583	478	478	(478)	—	—	—
Morgan Stanley and Co. International	1,742	1,742	—	—	—	1,742	—	—	—	—	—	—
UBS AG	1,109	1,109	(146)	—	—	963	146	146	(146)	—	—	—
Royal Bank of Canada	170	170	(58)	—	—	112	58	58	(58)	—	—	—

Total	$27,980	$27,980	$(6,892)	—	—	$21,088	$6,892	$6,892	$(6,892)	—	—	—

DFA World ex U.S. Government Fixed Income Portfolio
State Street Bank and Trust	$2,634	$2,634	$(180)	—	—	$2,454	$180	$180	$(180)	—	—	—
HSBC Bank	620	620	(620)	—	—	—	681	681	(620)	—	—	$61
Morgan Stanley and Co. International	—	—	—	—	—	—	242	242	—	—	—	242
Citibank, N.A.	—	—	—	—	—	—	153	153	—	—	—	153
Bank of America Corp.	511	511	(41)	—	—	470	41	41	(41)	—	—	—
Bank of New York Mellon	725	725	(7)	—	—	718	7	7	(7)	—	—	—
Barclays Capital	594	594	(14)	—	—	580	14	14	(14)	—	—	—
Royal Bank of Canada	—	—	—	—	—	—	4	4	—	—	—	4
Australia and New Zealand Bank	1	1	—	—	—	1	—	—	—	—	—	—

Total	$5,085	$5,085	$(862)	—	—	$4,223	$1,322	$1,322	$(862)	—	—	$460

199

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
DFA Short-Term Extended Quality Portfolio
Bank of America Corp.	$3,740	$3,740	$(42)	—	—	$3,698	$42	$42	$(42)	—	—	—
HSBC Bank	790	790	—	—	—	790	—	—	—	—	—	—
State Street Bank and Trust	6,138	6,138	(707)	—	—	5,431	707	707	(707)	—	—	—
Citibank, N.A.	1,557	1,557	—	—	—	1,557	—	—	—	—	—	—
Barclays Capital	907	907	(226)	—	—	681	226	226	(226)	—	—	—
UBS AG	132	132	(35)	—	—	97	35	35	(35)	—	—	—
Royal Bank of Canada	—	—	—	—	—	—	53	53	—	—	—	$53
Societe Generale	196	196	—	—	—	196	—	—	—	—	—	—
Bank of New York Mellon	—	—	—	—	—	—	133	133	—	—	—	133

Total	$13,460	$13,460	$(1,010)	—	—	$12,450	$1,196	$1,196	$(1,010)	—	—	$186

DFA Intermediate-Term Extended Quality Portfolio
State Street Bank and Trust	$377	$377	$(136)	—	—	$241	$136	$136	$(136)	—	—	—
UBS AG	149	149	(41)	—	—	108	41	41	(41)	—	—	—
HSBC Bank	108	108	(10)	—	—	98	10	10	(10)	—	—	—
Citibank, N.A.	1	1	(1)	—	—	—	2	2	(1)	—	—	$1
Royal Bank of Canada	—	—	—	—	—	—	11	11	—	—	—	11
Bank of America Corp.	4	4	—	—	—	4	—	—	—	—	—	—

Total	$639	$639	$(188)	—	—	$451	$200	$200	$(188)	—	—	$12

DFA Targeted Credit Portfolio
HSBC Bank	$992	$992	—	—	—	$992	—	—	—	—	—	—
State Street Bank and Trust	635	635	$(397)	—	—	238	$397	$397	$(397)	—	—	—
Morgan Stanley and Co. International	349	349	—	—	—	349	—	—	—	—	—	—
Citibank, N.A.	2	2	—	—	—	2	—	—	—	—	—	—

Total	$1,978	$1,978	$(397)	—	—	$1,581	$397	$397	$(397)	—	—	—

DFA Global Core Plus Fixed Income Portfolio
Citibank, N.A.	$1,063	$1,063	$(185)	—	—	$878	$185	$185	$(185)	—	—	—
State Street Bank and Trust	3,848	3,848	(673)	—	—	3,175	673	673	(673)	—	—	—
Morgan Stanley and Co. International	141	141	—	—	—	141	—	—	—	—	—	—
HSBC Bank	507	507	(488)	—	—	19	488	488	(488)	—	—	—
UBS AG	297	297	(21)	—	—	276	21	21	(21)	—	—	—
Societe Generale	244	244	(244)	—	—	—	551	551	(244)	—	—	$307
Royal Bank of Canada	—	—	—	—	—	—	15	15	—	—	—	15

Total	$6,100	$6,100	$(1,611)	—	—	$4,489	$1,933	$1,933	$(1,611)	—	—	$322

200

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
DFA Investment Grade Portfolio
Barclays Capital	$797	$797	—	—	—	$797	—	—	—	—	—	—
State Street Bank and Trust	802	802	$(802)	—	—	—	$1,845	$1,845	$(802)	—	—	$1,043
Bank of America Corp.	—	—	—	—	—	—	498	498	—	—	—	498
HSBC Bank	12	12	(12)	—	—	—	97	97	(12)	—	—	85
Citibank, N.A.	—	—	—	—	—	—	6	6	—	—	—	6
Morgan Stanley and Co. International	—	—	—	—	—	—	139	139	—	—	—	139
UBS AG	10	10	—	—	—	10	—	—	—	—	—	—
Societe Generale	427	427	(427)	—	—	—	768	768	(427)	—	—	341

Total	$2,048	$2,048	$(1,241)	—	—	$807	$3,353	$3,353	$(1,241)	—	—	$2,112

DFA Short-Duration Real Return Portfolio
Citibank, N.A.	$18,534	$18,534	$(345)	—	$(18,189)	—	$345	$345	$(345)	—	—	—
Bank of America Corp.	20,715	20,715	(177)	$(20,538)	—	—	177	177	(177)	—	—	—
Deutsche Bank AG	32,295	32,295	(175)	—	(32,120)	—	175	175	(175)	—	—	—
Morgan Stanley and Co. International	2,459	2,459	(138)	—	—	$2,321	138	138	(138)	—	—	—
Australia and New Zealand Bank	278	278	—	—	—	278	—	—	—	—	—	—
State Street Bank and Trust	1,788	1,788	(414)	—	—	1,374	414	414	(414)	—	—	—
Barclays Capital	206	206	(130)	—	—	76	130	130	(130)	—	—	—
Bank of New York Mellon	—	—	—	—	—	—	85	85	—	—	—	$85

Total	$76,275	$76,275	$(1,379)	$(20,538)$	(50,309)$	4,049	$1,464	$1,464	$(1,379)	—	—	$85

DFA Global Core Plus Real Return Portfolio
Bank of America Corp.	$6,065	$6,065	$(5)	$(6,060)	—	—	$5	$5	$(5)	—	—	—
Deutsche Bank AG	3,175	3,175	—	—	$(3,175)	—	—	—	—	—	—	—
Morgan Stanley and Co. International	475	475	(18)	—	(457)	—	18	18	(18)	—	—	—
Citibank, N.A.	129	129	—	—	—	$129	—	—	—	—	—	—
State Street Bank and Trust	140	140	(68)	—	—	72	68	68	(68)	—	—	—
HSBC Bank	31	31	—	—	—	31	—	—	—	—	—	—
UBS AG	44	44	(26)	—	—	18	26	26	(26)	—	—	—

Total	$10,059	$10,059	$(117)	$(6,060)	$(3,632)	$250	$117	$117	$(117)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

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Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
DFA Diversified Fixed Income Portfolio	Borrower	5.69%	$73,814	1	$12	$73,814	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that the Portfolio utilized the interfund lending program.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market

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value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	$28,306	—	—	—	$28,306
DFA Two-Year Global Fixed Income Portfolio
Bonds	462	—	—	—	462
DFA Selectively Hedged Global Fixed Income Portfolio
Bonds	2,758	—	—	—	2,758
DFA Five-Year Global Fixed Income Portfolio
Bonds	205	—	—	—	205
DFA Short-Term Extended Quality Portfolio
Bonds, U.S. Treasury Obligations	10,123	—	—	—	10,123
DFA Intermediate-Term Extended Quality Portfolio
Agency Obligations, Bonds	43,875	—	—	—	43,875
DFA Targeted Credit Portfolio
Bonds	10,643	—	—	—	10,643
DFA Global Core Plus Fixed Income Portfolio
Bonds	89,096	—	—	—	89,096
DFA Investment Grade Portfolio
Agency Obligations, Bonds	437,586	—	—	—	437,586

203

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Short-Duration Real Return Portfolio
Bonds	$10,583	—	—	—	$10,583
DFA Global Core Plus Real Return Portfolio
Bonds	3,832	—	—	—	3,832

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

L. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA One-Year Fixed Income Portfolio	3	75%
DFA Two-Year Global Fixed Income Portfolio	4	82%

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Selectively Hedged Global Fixed Income Portfolio	2	83%
DFA Five-Year Global Fixed Income Portfolio	2	80%
DFA World ex U.S. Government Fixed Income Portfolio	4	85%
DFA Short-Term Government Portfolio	4	90%
DFA Intermediate Government Fixed Income Portfolio	3	85%
DFA Short-Term Extended Quality Portfolio	3	80%
DFA Intermediate-Term Extended Quality Portfolio	2	84%
DFA Targeted Credit Portfolio	2	91%
DFA Global Core Plus Fixed Income Portfolio	4	91%
DFA Investment Grade Portfolio	3	79%
DFA Diversified Fixed Income Portfolio	2	94%
DFA LTIP Portfolio	8	91%
DFA Inflation-Protected Securities Portfolio	2	44%
DFA Short-Duration Real Return Portfolio	3	83%
DFA Global Core Plus Real Return Portfolio	2	93%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

205

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the seventeen portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (seventeen of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For each of the periods indicated therein
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Global Core Plus Fixed Income Portfolio
DFA Investment Grade Portfolio
DFA Diversified Fixed Income Portfolio
DFA LTIP Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Duration Real Return Portfolio
DFA Global Core Plus Real Return Portfolio

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, www.pwc.com/us

206

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, www.pwc.com/us

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DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Two-Year Fixed Income Portfolio vs.

ICE BofA 1-3 Year US Corporate & Government Index

October 31, 2013-October 31, 2023

DFA Two-Year Government Portfolio vs.

ICE BofA 1-3 Year US Treasury & Agency Index

October 31, 2013-October 31, 2023

208

MANAGEMENT’S DISCUSSION AND ANALYSIS

Fixed Income Market Review	12 Months Ended October 31, 2023

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2023. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also generally increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2023. For example, the Bloomberg Global Treasury Bond Index 1-3 Years (hedged to USD) returned 3.63%, while the Bloomberg Global Treasury Bond Index 10+ Years (hedged to USD) returned -4.02%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned 2.89%, while the Bloomberg U.S. Treasury Bond Index 10+ Years returned -8.50%.

	October 31, 2022	October 31, 2023	Change
One-Month Treasury Bill (yield)	3.73%	5.56%	1.83%
Ten-Year U.S. Treasury Notes (yield)	4.10%	4.88%	0.78%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultrashort- and short-term Portfolios employing a variable maturity approach were generally positioned toward the shorter end of their eligible maturity ranges as short-term bonds generally exhibited higher expected returns, reflecting a generally flat to inverted ultrashort- to short-term segment of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally flat to inverted in their short-term segments but were slightly upwardly sloped in their intermediate- to long-term segments. Realized term premiums were negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads were relatively wide over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally maintained their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period, but were generally below their maximum allowable weights. Realized credit premiums were positive, as corporate bonds outperformed their government bond counterparts. Both corporate and government bonds outperformed securitized bonds during the period.

209

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were mixed for municipal securities during the period, with intermediate-term municipal bonds generally underperforming shorter- and longer-term municipal bonds.

DFA Two-Year Fixed Income Portfolio

The DFA Two-Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high-quality fixed income securities maturing in three years or less. The weighted average maturity of the Portfolio will not exceed two years. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was 0.21 year as of October 31, 2023, compared to 1.22 years as of October 31, 2022. The weighted average duration of the benchmark was 1.82 years as of October 31, 2023, compared to 1.84 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 4.74% for the Portfolio and 3.30% for the ICE BofA 1-3 Year U.S. Corporate & Government Index, the Portfolio’s benchmark. At the beginning of the period, the U.S. Treasury yield curve was generally upwardly sloped along the Portfolio’s eligible maturity segment. However, during the period, the yield curve fully inverted, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased to the shorter end of its eligible range. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities shorter than one-year, and underweight to longer-term securities, contributed positively to relative performance.

DFA Two-Year Government Portfolio

The DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in securities of the U.S. government and its agencies maturing in three years or less (under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years). The Portfolio also maintains an average portfolio maturity of two years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was 0.14 year as of October 31, 2023, compared to 1.03 years as of October 31, 2022. The weighted average duration of the benchmark was 1.80 years as of October 31, 2023, compared to 1.81 years as of October 31, 2022.

210

For the 12 months ended October 31, 2023, total returns were 4.92% for the Portfolio and 2.94% for the ICE BofA 1-3 Year U.S. Treasury & Agency Index, the Portfolio’s benchmark. At the beginning of the period, the U.S. Treasury yield curve was generally upwardly sloped along the Portfolio’s eligible maturity segment. However, during the period, the yield curve fully inverted, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased to the shorter end of its eligible range. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities shorter than one-year, and underweight to longer-term securities, contributed positively to relative performance.

211

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,024.30	0.21%	$1.07
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

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DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,025.70	0.17%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

213

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on October 19, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Communications	0.8%
Consumer, Cyclical	14.0%
Consumer, Non-cyclical	0.8%
Energy.	2.7%
Financials	35.8%
Foreign Government	20.2%
Supranational.	7.6%
U.S. Government	18.1%

100.0%

DFA Two-Year Government Portfolio
U.S. Government	100.0%

100.0%

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DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face
		Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.4%)
Federal Home Loan Bank Discount Notes
	5.295%, 02/06/24	500	$493,013

BONDS — (52.7%)
Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	2,200	2,161,591
Amazon.com, Inc.
	2.730%, 04/13/24	1,000	986,793
Asian Development Bank
	1.625%, 03/15/24	2,700	2,660,901
Australia & New Zealand Banking Group Ltd., Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.095%, 07/03/25	200	200,525
Caisse d’Amortissement dela Dette Sociale
	3.375%, 03/20/24	3,000	2,973,539
CDP Financial, Inc.
	3.150%, 07/24/24	500	490,830
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.741%, 05/19/25	500	500,044
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.744%, 07/07/25	656	653,904
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω	5.974%, 09/12/25	800	800,263
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.084%, 03/14/25	1,275	1,278,710
(r)	6.084%, 03/14/25	543	544,580
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.094%, 03/13/26	400	400,860
Cooperatieve Rabobank UA
	0.375%, 01/12/24	1,000	989,379

		Face
		Amount	Value†
		(000)
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	6.045%, 07/18/25	770	$771,163
DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω	5.953%, 09/12/25	1,700	1,701,615
Equinor ASA
	2.650%, 01/15/24	3,562	3,540,545
Erste Abwicklungsanstalt
	0.250%, 03/01/24	3,600	3,535,920
European Investment Bank
	3.125%, 12/14/23	2,750	2,742,383
	2.625%, 03/15/24	600	593,588
Export Development Canada
	2.625%, 02/21/24	2,225	2,204,673
FMS Wertmanagement
	0.375%, 05/06/24	200	194,717
Inter-American Development Bank
	0.250%, 11/15/23	2,000	1,995,985
	3.000%, 02/21/24	628	623,046
International Bank for Reconstruction & Development
	2.500%, 03/19/24	862	851,962
	2.250%, 03/28/24	433	427,207
Kommunalbanken AS
Ω	0.250%, 12/08/23	500	497,496
	0.250%, 12/08/23	950	945,242
	2.750%, 02/05/24	2,132	2,115,977
Kommunekredit
	1.000%, 12/15/23	3,190	3,172,738
Kommuninvest I Sverige AB
	0.375%, 02/16/24	2,500	2,462,203
Ω	1.375%, 05/08/24	1,000	977,714
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	1,500	1,472,502
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	1,838	1,810,490
	2.000%, 07/23/24	400	389,410
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω	5.725%, 01/12/25	250	249,242

215

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	6.101%, 05/13/25	270	$270,796
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24	200	196,696
Nordea Bank Abp
Ω	0.625%, 05/24/24	1,500	1,455,525
Province of Alberta Canada
	3.350%, 11/01/23	1,947	1,947,000
	2.950%, 01/23/24	1,350	1,341,559
Province of Manitoba Canada
#	2.600%, 04/16/24	750	739,259
Province of Ontario Canada
	3.050%, 01/29/24	3,000	2,980,927
Roche Holdings, Inc.
Ω	1.882%, 03/08/24	1,000	986,549
Skandinaviska Enskilda Banken AB
#Ω	0.650%, 09/09/24	261	249,299
Svensk Exportkredit AB
	0.500%, 11/10/23	200	199,780
	1.750%, 12/12/23	2,350	2,340,199
	0.375%, 03/11/24	1,000	981,245
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.340%, 08/03/26	250	253,891
Svenska Handelsbanken AB
	3.900%, 11/20/23	2,900	2,896,644
Ω	0.550%, 06/11/24	750	726,309
Westpac Banking Corp.
	3.300%, 02/26/24	1,827	1,811,818
Westpac Banking Corp., Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.342%, 08/26/25	1,750	1,762,145

TOTAL BONDS			69,057,378

U.S. TREASURY OBLIGATIONS — (17.6%)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.523%, 07/31/25	6,250	6,248,973
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.567%, 04/30/25	7,400	7,407,347

		Face
		Amount	Value†
		(000)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.170%, FRN
(r)	5.568%, 10/31/25	200	$200,025
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r)	5.598%, 01/31/25	9,150	9,165,368

TOTAL U.S. TREASURY OBLIGATIONS			23,021,713

COMMERCIAL PAPER — (28.2%)
Australia & New Zealand Banking Group Ltd.
Ω	5.658%, 11/08/23	250	249,704
Ω	5.725%, 12/12/23	1,250	1,242,148
Ω	5.560%, 01/08/24	500	494,857
Ω	5.843%, 03/25/24	500	488,683
Ω	0.017%, 01/01/99	250	243,700
Bank of Montreal
	5.580%, 01/19/24	1,250	1,234,694
	5.580%, 02/07/24	600	590,861
	5.610%, 02/12/24	1,250	1,229,980
	5.580%, 03/25/24	450	439,805
	5.889%, 05/01/24	250	242,859
Caisse des Depots et Consignations
Ω	5.455%, 03/21/24	2,000	1,956,196
Canadian Imperial Bank of Commerce
Ω	5.540%, 12/01/23	600	597,258
Ω	5.500%, 12/07/23	250	248,637
CDP Financial, Inc.
Ω	5.628%, 12/11/23	1,200	1,192,645
Ω	5.420%, 12/01/23	725	721,652
Ω	5.809%, 04/01/24	500	488,159
Ω	5.832%, 04/08/24	500	487,590
Cooperatieve Rabobank UA
	5.480%, 02/07/24	700	689,542
	5.560%, 02/07/24	1,000	985,060
	5.879%, 05/02/24	250	242,872
DNB Bank ASA
Ω	5.693%, 12/07/23	750	745,934
Ω	5.540%, 01/19/24	650	642,242
Ω	5.520%, 02/23/24	1,250	1,228,242
Ω	5.730%, 02/23/24	1,120	1,100,505
Export Development Canada
	5.400%, 03/04/24	1,250	1,226,389

216

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face
		Amount	Value†
		(000)
Kreditanstalt fuer Wiederaufbau
Ω	5.728%, 02/01/24	1,500	$1,478,800
Ω	5.737%, 04/05/24	300	292,814
Ω	5.760%, 05/02/24	250	242,969
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.460%, 02/06/24	560	551,748
Ω	5.788%, 05/23/24	1,500	1,452,715
National Australia Bank Ltd.
Ω	5.813%, 03/04/24	450	441,297
Ω	5.801%, 04/15/24	250	243,534
National Securities Clearing Corp.
Ω	5.725%, 04/10/24	3,600	3,503,575
NRW Bank
Ω	5.550%, 03/05/24	500	490,329
Ω	5.722%, 02/16/24	700	688,421
Oesterreichische Kontrollbank AG
	5.736%, 04/05/24	2,000	1,951,423
	5.715%, 04/05/24	740	722,026
Province of Alberta Canada
Ω	5.807%, 04/19/24	300	292,127
PSP Capital, Inc.
Ω	5.692%, 02/15/24	1,250	1,229,846
Ω	5.761%, 04/02/24	1,150	1,122,775
Sanofi SA
Ω	5.420%, 11/08/23	2,000	1,997,639

		Face
		Amount	Value†
		(000)
Toronto-Dominion Bank
Ω	5.580%, 03/06/24	650	$637,304
United Overseas Bank Ltd.
Ω	5.624%, 11/06/23	650	649,423

TOTAL COMMERCIAL PAPER (Cost $37,010,946)			36,998,979

TOTAL INVESTMENT SECURITIES (Cost $129,974,013)			129,571,083

		Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	1,141,413	1,141,413

SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	26,888	311,009

TOTAL INVESTMENTS — (100.0%) (Cost $131,426,435)			$131,023,505

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$493,013	—	$493,013
Bonds	—	69,057,378	—	69,057,378
U.S. Treasury Obligations	—	23,021,713	—	23,021,713
Commercial Paper	—	36,998,979	—	36,998,979
Temporary Cash Investments	$1,141,413	—	—	1,141,413
Securities Lending Collateral	—	311,009	—	311,009

TOTAL	$1,141,413	$129,882,092	—	$131,023,505

See accompanying Notes to Financial Statements.

217

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face
		Amount	Value†
		(000)
AGENCY OBLIGATIONS — (10.0%)
Federal Home Loan Bank Discount Notes
∞	5.089%, 11/01/23	310	$310,000
∞	5.496%, 01/12/24	240	237,527
∞	5.496%, 01/17/24	6,200	6,131,706
∞	5.511%, 01/25/24	100	98,785
∞	5.295%, 02/06/24	500	493,013
∞	5.515%, 02/27/24	3,483	3,424,964
∞	5.509%, 03/08/24	400	392,709
∞	5.518%, 05/03/24	3,800	3,703,339

TOTAL AGENCY OBLIGATIONS			14,792,043

U.S. TREASURY OBLIGATIONS — (87.2%)
U.S. Treasury Bills
∞	5.435%, 12/12/23	285	283,283
∞	5.493%, 12/19/23	150	148,938
∞	5.447%, 01/11/24	12,750	12,616,790
∞	5.482%, 01/18/24	5,740	5,673,930
∞	5.509%, 01/23/24	10,150	10,025,592
∞	5.464%, 01/25/24	10,950	10,812,800
∞	5.507%, 01/30/24	240	236,806
∞	5.550%, 04/11/24	1,050	1,024,915
∞	5.544%, 04/25/24	13,800	13,440,223
U.S. Treasury Notes
	0.250%, 11/15/23	17,750	17,715,564
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.523%, 07/31/25	14,525	14,522,613
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r)	5.567%, 04/30/25	14,670	14,684,565
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.170%, FRN
	5.568%, 10/31/25	13,200	13,201,632
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r)	5.598%, 01/31/25	14,975	15,000,152
U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.140%, FRN
(r)	5.538%, 10/31/24	360	360,368

TOTAL U.S. TREASURY OBLIGATIONS			129,748,171

TOTAL INVESTMENT SECURITIES (Cost $144,489,147)			144,540,214

		Shares
TEMPORARY CASH INVESTMENTS — (2.8%) State Street Institutional U.S. Government Money Market Fund 5.300%		4,234,121	4,234,121

TOTAL INVESTMENTS — (100.0%) (Cost $148,723,268)			$148,774,335

218

DFA TWO-YEAR GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$14,792,043	—	$14,792,043
U.S. Treasury Obligations	—	129,748,171	—	129,748,171
Temporary Cash Investments	$4,234,121	—	—	4,234,121

TOTAL	$4,234,121	$144,540,214	—	$148,774,335

See accompanying Notes to Financial Statements.

219

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $305 and $0 of securities on loan, respectively)	$129,571	$144,540
Temporary Cash Investments at Value & Cost	1,141	4,234
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $311 and $0, respectively)	311	—
Receivables:
Investment Securities Sold	250	13,366
Dividends and Interest	432	32
Securities Lending Income	1	—
Fund Shares Sold	5	3
Prepaid Expenses and Other Assets	6	9

Total Assets	131,717	162,184

LIABILITIES:
Payables:
Due to Custodian	688	—
Upon Return of Securities Loaned	311	—
Investment Securities Purchased	200	16,903
Fund Shares Redeemed	18	132
Due to Advisor	13	9
Accrued Expenses and Other Liabilities	15	16

Total Liabilities	1,245	17,060

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$130,472	$145,124

Institutional Class Shares — based on net assets of $130,472 and $145,124 and shares outstanding of 13,594,968 and 15,232,141, respectively, $0.01 Par Value (1)	$9.60	$9.53

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$129,974	$144,489

NET ASSETS CONSIST OF:
Paid-In Capital	$135,022	$151,228
Total Distributable Earnings (Loss)	(4,550)	(6,104)

NET ASSETS	$130,472	$145,124

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

220

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$4,500	$4,227
Income from Securities Lending, Net	4	—

Total Investment Income	4,504	4,227

Fund Expenses
Investment Management Fees	184	153
Accounting & Transfer Agent Fees	34	40
Custodian Fees	5	7
Filing Fees	29	37
Shareholders’ Reports	23	23
Directors’/Trustees’ Fees & Expenses	1	1
Professional Fees	3	3
Previously Waived Fees Recovered by Advisor (Note C)	2	—
Other	3	2

Total Fund Expenses	284	266

Fees Waived, Expenses Reimbursed by Advisor (Note C)	8	6

Net Expenses	276	260

Net Investment Income (Loss)	4,228	3,967

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(1,901)	(1,728)
Affiliated Investment Companies Shares Sold	1	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,684	5,017

Net Realized and Unrealized Gain (Loss)	1,784	3,289

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,012	$7,256

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

221

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,228	$1,419	$3,967	$1,468
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,901)	(2,310)	(1,728)	(3,566)
Affiliated Investment Companies Shares Sold	1	(6)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,684	(3,928)	5,017	(4,647)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,012	(4,825)	7,256	(6,745)

Distributions:
Institutional Class Shares	(3,657)	(1,088)	(3,419)	(1,120)
Capital Share Transactions (1):
Shares Issued	84,451	95,462	47,315	70,032
Shares Issued in Lieu of Cash Distributions	3,657	1,088	3,416	1,120
Shares Redeemed	(89,760)	(57,017)	(81,408)	(56,599)

Net Increase (Decrease) from Capital Share Transactions	(1,652)	39,533	(30,677)	14,553

Total Increase (Decrease) in Net Assets	703	33,620	(26,840)	6,688
Net Assets
Beginning of Year	129,769	96,149	171,964	165,276

End of Year	$130,472	$129,769	$145,124	$171,964

(1) Shares Issued and Redeemed:
Shares Issued	8,881	9,875	5,044	7,401
Shares Issued in Lieu of Cash Distributions	384	114	363	120
Shares Redeemed	(9,414)	(5,922)	(8,679)	(5,975)

Net Increase (Decrease) from Shares Issued and Redeemed	(149)	4,067	(3,272)	1,546

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

222

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio					DFA Two-Year Government Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$9.44	$9.94	$9.96	$9.97	$9.91	$9.29	$9.75	$9.78	$9.77	$9.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31	0.11	(—)	0.10	0.23	0.24	0.08	(0.01)	0.04	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.13	(0.53)	(0.02)	—	0.07	0.21	(0.48)	(0.02)	0.03	0.05

Total from Investment Operations	0.44	(0.42)	(0.02)	0.10	0.30	0.45	(0.40)	(0.03)	0.07	0.25

Less Distributions:
Net Investment Income	(0.28)	(0.08)	(—)	(0.11)	(0.24)	(0.21)	(0.06)	—	(0.06)	(0.20)

Total Distributions	(0.28)	(0.08)	—	(0.11)	(0.24)	(0.21)	(0.06)	—	(0.06)	(0.20)

Net Asset Value, End of Year	$9.60	$9.44	$9.94	$9.96	$9.97	$9.53	$9.29	$9.75	$9.78	$9.77

Total Return	4.74%	(4.25%)	(0.18%)	1.00%	3.07%	4.92%	(4.06%)	(0.31%)	0.77%	2.63%

Net Assets, End of Year (thousands)	$130,472	$129,769	$96,149	$100,447	$105,173	$145,124	$171,964	$165,276	$157,724	$121,148
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.21%	0.22%	0.25%	0.17%	0.17%	0.20%	0.21%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22%	0.21%	0.24%	0.25%	0.25%	0.17%	0.17%	0.21%	0.22%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.22%	1.17%	—	0.98%	2.34%	2.59%	0.88%	(0.08%)	0.45%	2.06%
Portfolio Turnover Rate	53%	108%	186%	65%	50%	75%	121%	108%	103%	57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

223

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated

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as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.10%

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	$2	$8	$30
DFA Two-Year Government Portfolio (1)	0.17%	—	6	7

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Two-Year Government Portfolio was 0.20%.

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $18 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$2
DFA Two-Year Government Portfolio	4

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$35,121	$57,979	$16,022	$34,761
DFA Two-Year Government Portfolio	93,087	191,089	—	—

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$886	$45,870	$46,446	$1	—	$311	27	$91	—

Total	$886	$45,870	$46,446	$1	—	$311	27	$91	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are

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charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and bond amortization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2022	$1,088	—	—	$1,088
2023	3,657	—	—	3,657
DFA Two-Year Government Portfolio
2022	1,120	—	—	1,120
2023	3,419	—	—	3,419

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio	$(423)	—	$(423)
DFA Two-Year Government Portfolio	(236)	—	(236)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$326	—	$(4,427)	$(446)	$(4,547)
DFA Two-Year Government Portfolio	509	—	(6,662)	51	(6,102)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$4,427	$4,427
DFA Two-Year Government Portfolio	6,662	6,662

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During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$131,470	$38	$(485)	$(447)
DFA Two-Year Government Portfolio	148,723	87	(36)	51

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

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The Portfolios did not use the interfund lending program during the year ended October 31, 2023.

H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio Bonds, U.S. Treasury Obligations	$311	—	—	—	$311

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

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In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

K. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	3	95%
DFA Two-Year Government Portfolio	3	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers

LLP Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, www.pwc.com/us

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

234

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017- July 2017).

235

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

236

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investme nt Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

237

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

238

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019)at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020) and Treasurer (2003 – 2017) of

•  Lord Abbett Family of Funds

239

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Eric Hall 1978	Vice President and Assistant Treasurer [1]	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Vice President (since April 2022) of

•  Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

240

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•  Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

• Dimensional Investment LLC

241

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Chief Compliance Officer (since July 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

• the DFA Fund Complex

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

• the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

• Dimensional Ireland Limited
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•  the DFA Fund Complex

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President of

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

242

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

243

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA One-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	26%	—	—	37%	—
DFA Two-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	34%	—	—	48%	—
DFA Selectively Hedged Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	15%	—	—	45%	—
DFA Five-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	33%	—	—	57%	—
DFA World ex U.S. Government Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	1%	—	—	1%	—
DFA Short-Term Government Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Intermediate Government Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Short-Term Extended Quality Portfolio	100%	—	—	—	—	100%	—	—	21%	—	—	62%	—
DFA Intermediate-Term Extended Quality Portfolio	100%	—	—	—	—	100%	—	—	4%	—	—	77%	—
DFA Targeted Credit Portfolio	100%	—	—	—	—	100%	—	—	6%	—	—	42%	—
DFA Global Core Plus Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	11%	—	—	100%	—
DFA Investment Grade Portfolio	100%	—	—	—	—	100%	—	—	50%	—	—	100%	—
DFA Diversified Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA LTIP Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Inflation-Protected Securities Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Short-Duration Real Return Portfolio	100%	—	—	—	—	100%	—	—	20%	—	—	61%	—
DFA Global Core Plus Real Return Portfolio	100%	—	—	—	—	100%	—	—	10%	—	—	89%	—

See accompanying Notes to Financial Statements.

244

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA Two-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	40%	—	—	46%	—
DFA Two-Year Government Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

245

DFA103123-002A 00293582

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA Municipal Real Return Portfolio

DFA California Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA Selective State Municipal Bond Portfolio

DFA Short-Term Selective State Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

DFA Oregon Municipal Bond Portfolio

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

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DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
BAN	Bond Anticipation Note
CNTY GTD	County Guarantee
ETM	Escrowed to Maturity
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Commencement of operations.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
℧	Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Municipal Real Return Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

November 4, 2014-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.39%	3.25%	2.01%

DFA California Municipal Real Return Portfolio vs.

S&P Intermediate Term California AMT-Free Municipal Bond Index

November 1, 2017-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.74%	2.76%	2.15%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

March 10, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	1.53%	0.51%	0.75%

DFA Short-Term Municipal Bond Portfolio vs.

ICE BofA 1-3 Year US Municipal Securities Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2023 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Average Annual Total Return	One Year	Five Years	Ten Years
	2.75%	0.87%	0.79%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Intermediate-Term Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	1.69%	0.88%	1.27%

DFA Selective State Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

September 30, 2020-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	3.12%	-2.10%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Short-Term Selective State Municipal Bond Portfolio vs.

ICE BofA 1-3 Year US Municipal Securities Index

April 12, 2022-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2023 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Average Annual Total Return	One Year	Since Inception
	2.94%	1.39%

DFA California Short-Term Municipal Bond Portfolio vs.

ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2023 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Average Annual Total Return	One Year	Five Years	Ten Years
	2.56%	0.69%	0.70%

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA California Intermediate-Term Municipal Bond Portfolio vs.

S&P Intermediate Term California AMT-Free Municipal Bond Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	1.28%	0.48%	1.17%

DFA NY Municipal Bond Portfolio vs.

S&P Intermediate Term New York AMT-Free Municipal Bond Index

June 16, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.50%	0.93%	1.12%

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA MN Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

July 25, 2017-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.18%	1.00%	0.57%

DFA Oregon Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

September 10, 2019-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	1.54%	-0.59%

8

MANAGEMENT’S DISCUSSION AND ANALYSIS

Fixed Income Market Review	12 Months Ended October 31, 2023

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2023. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also generally increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2023. For example, the Bloomberg Global Treasury Bond Index 1-3 Years (hedged to USD) returned 3.63%, while the Bloomberg Global Treasury Bond Index 10+ Years (hedged to USD) returned -4.02%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned 2.89%, while the Bloomberg U.S. Treasury Bond Index 10+ Years returned -8.50%.

	October 31, 2022	October 31, 2023	Change
One-Month Treasury Bill (yield)	3.73%	5.56%	1.83%
Ten-Year U.S. Treasury Notes (yield)	4.10%	4.88%	0.78%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultrashort- and short-term Portfolios employing a variable maturity approach were generally positioned toward the shorter end of their eligible maturity ranges as short-term bonds generally exhibited higher expected returns, reflecting a generally flat to inverted ultrashort- to short-term segment of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally flat to inverted in their short-term segments but were slightly upwardly sloped in their intermediate- to long-term segments. Realized term premiums were negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads were relatively wide over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally maintained their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period, but were generally below

9

their maximum allowable weights. Realized credit premiums were positive, as corporate bonds outperformed their government bond counterparts. Both corporate and government bonds outperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were mixed for municipal securities during the period, with intermediate-term municipal bonds generally underperforming shorter- and longer-term municipal bonds.

DFA Municipal Real Return Portfolio

The DFA Municipal Real Return Portfolio seeks to provide inflation protection and current income that is exempt from federal personal income taxes by investing in a universe of investment grade municipal securities, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. The Portfolio maintains an average portfolio duration of five years or less. The weighted average duration of the Portfolio was 1.64 years as of October 31, 2023, compared to 3.03 years as of October 31, 2022. The weighted average duration of the benchmark was 5.08 years as of October 31, 2023, compared to 4.66 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 2.39% for the Portfolio and 2.36% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, municipal yield curves and the real yield curve were relatively flat, indicating smaller expected term premiums. As such, the Portfolio’s duration was maintained towards the shorter end of its eligible range, with an overweight to short-term municipal securities and an underweight to intermediate-term municipal securities relative to the benchmark. Realized term premiums were mixed during the period, with intermediate-term municipal securities generally underperforming shorter- and longer-term municipal securities. As a result, the Portfolio’s overweight to short-term municipal securities, and underweight to intermediate-term municipal securities, contributed positively to relative performance. The Portfolio’s emphasis on higher-quality municipal securities detracted from relative performance, as higher-quality municipal securities generally underperformed lower-quality municipal securities. The Portfolio’s zero-coupon inflation swaps, designed for protection from unexpected inflation, detracted from relative performance as breakeven inflation rates decreased over the period. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component.

DFA California Municipal Real Return Portfolio

The DFA California Municipal Real Return Portfolio seeks to provide inflation protection and current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The Portfolio also invests in derivative instruments to provide inflation protection. The Portfolio maintains an average portfolio duration of five years or less. The weighted average duration of the Portfolio was 1.47 years as of October 31, 2023, compared to 3.04 years as of October 31, 2022. The weighted average duration of the benchmark was 4.90 years as of October 31, 2023, compared to 4.51 years as of October 31, 2022.

10

For the 12 months ended October 31, 2023, total returns were 2.74% for the Portfolio and 2.10% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, the California municipal yield curve and the real yield curve were relatively flat, indicating smaller expected term premiums. As such, the Portfolio’s duration was maintained towards the shorter end of its eligible range, with an overweight to short-term California municipal securities and an underweight to intermediate-term California municipal securities relative to the benchmark. Realized term premiums were mixed during the period, with intermediate-term California municipal securities generally underperforming shorter- and longer-term California municipal securities. As a result, the Portfolio’s overweight to short-term California municipal securities, and underweight to intermediate-term California municipal securities, contributed positively to relative performance. The Portfolio’s zero-coupon inflation swaps, designed for protection from unexpected inflation, detracted from relative performance as breakeven inflation rates decreased over the period. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component.

DFA Municipal Bond Portfolio

The DFA Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The investment strategy uses a variable maturity approach. The Portfolio will maintain a weighted average duration of more than three years but less than five years. The weighted average duration of the Portfolio was 3.19 years as of October 31, 2023, compared to 3.22 years as of October 31, 2022. The weighted average duration of the benchmark was 5.08 years as of October 31, 2023, compared to 4.66 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 1.53% for the Portfolio and 2.36% for S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As such, the Portfolio’s duration was maintained towards the shorter end of its eligible range. Realized term premiums were mixed during the period, with intermediate-term municipal securities generally underperforming shorter- and longer-term municipal securities. As a result, the Portfolio’s underweight to longer-term municipal securities, and overweight to intermediate-term municipal securities, detracted from relative performance. The Portfolio’s emphasis on higher-quality municipal securities also detracted from relative performance, as higher-quality municipal securities generally underperformed lower-quality municipal securities.

DFA Short-Term Municipal Bond Portfolio

The DFA Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average duration of the Portfolio was 0.62 year as of October 31, 2023, compared to 1.08 years as of October 31, 2022. The weighted average duration of the benchmark was 1.59 years as of October 31, 2023, compared to 1.97 years as of October 31, 2022.

11

For the 12 months ended October 31, 2023, total returns were 2.75% for the Portfolio and 2.28% for the ICE BofA 1-3 Year U.S. Municipal Securities Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As such, the Portfolio’s duration was maintained towards the shorter end of its eligible range. Within short-term municipal bonds, realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to municipal securities with maturities shorter than one-year, and underweight to longer-term municipal securities, contributed positively to relative performance.

DFA Intermediate-Term Municipal Bond Portfolio

The DFA Intermediate-Term Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The Portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio was 4.31 years as of October 31, 2023, compared to 3.43 years as of October 31, 2022. The weighted average duration of the benchmark was 5.08 years as of October 31, 2023, compared to 4.66 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 1.69% for the Portfolio and 2.36% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As such, the Portfolio maintained a shorter duration than that of its benchmark. Realized term premiums were mixed during the period, with intermediate-term municipal securities generally underperforming shorter- and longer-term municipal securities. As a result, the Portfolio’s underweight to longer-term municipal securities, and overweight to intermediate-term municipal securities, detracted from relative performance. The Portfolio’s overweight to higher-quality municipal securities also detracted from relative performance, as higher-quality municipal securities generally underperformed lower-quality municipal securities.

DFA Selective State Municipal Bond Portfolio

The DFA Selective State Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in investment grade municipal securities. The Portfolio is expected to emphasize investments in municipal securities issued on behalf of: (i) states with no personal income tax; (ii) states that generally tax income earned from both in-state and out-of-state municipal securities; and (iii) states that do not tax income earned from in-state municipal securities and certain out-of-state municipal securities. The Portfolio will maintain a weighted average duration of more than three years but less than five years. The weighted average duration of the Portfolio was 3.48 years as of October 31, 2023, compared to 4.40 years as of October 31, 2022. The weighted average duration of the benchmark was 5.08 years as of October 31, 2023, compared to 4.66 years as of October 31, 2022.

12

For the 12 months ended October 31, 2023, total returns were 3.12% for the Portfolio and 2.36% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As such, the Portfolio maintained a shorter duration than that of its benchmark. Realized term premiums were mixed during the period, with intermediate-term municipal securities generally underperforming shorter- and longer-term municipal securities. As a result, the Portfolio’s overweight to short-term municipal securities contributed positively to relative performance. The Portfolio’s overweight to lower-quality municipal securities also contributed positively to relative performance, as lower-quality municipal securities generally outperformed higher-quality municipal securities. Longer-term municipal securities from New York and New Jersey generally outperformed the broad national municipal market. As a result, the Portfolio’s overweight to municipal issuers in the emphasized states, and underweight to longer-term New York and New Jersey issuers, detracted from relative performance.

DFA Short-Term Selective State Municipal Bond Portfolio

The DFA Short-Term Selective State Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in investment grade municipal securities. The Portfolio is expected to emphasize investments in municipal securities issued on behalf of: (i) states with no personal income tax; (ii) states that generally tax income earned from both in-state and out-of-state municipal securities; and (iii) states that do not tax income earned from in-state municipal securities and certain out-of-state municipal securities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average duration of the Portfolio was 0.79 year as of October 31, 2023, compared to 1.63 years as of October 31, 2022. The weighted average duration of the benchmark was 1.59 years as of October 31, 2023, compared to 1.97 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 2.94% for the Portfolio and 2.28% for the ICE BofA 1-3 Year U.S. Municipal Securities Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As such, the Portfolio’s duration was maintained towards the shorter end of its eligible range. Within short-term municipal securities, realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to municipal securities with maturities shorter than one-year, and underweight to longer-term municipal securities, contributed positively to relative performance. The Portfolio’s overweight to lower-quality municipal securities also contributed positively to relative performance, as lower-quality municipal securities generally outperformed higher-quality municipal securities. Shorter-term municipal securities from New York and California generally underperformed the short-maturity national municipal market. As a result, the Portfolio’s overweight to municipal issuers in the emphasized states, and underweight to short-term New York and California issuers, also contributed positively to relative performance.

DFA California Short-Term Municipal Bond Portfolio

The DFA California Short-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by

13

investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average duration of the Portfolio was 0.82 year as of October 31, 2023, compared to 1.27 years as of October 31, 2022. The weighted average duration of the benchmark was 1.76 years as of October 31, 2023, compared to 1.94 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 2.56% for the Portfolio and 2.22% for the ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index, the Portfolio’s benchmark. During the period, the California municipal yield curve was relatively flat, indicating smaller expected term premiums. As such, the Portfolio’s duration was maintained towards the shorter end of its eligible range. Within short-term California municipal bonds, realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to California municipal securities with maturities shorter than one-year, and underweight longer-term California municipal securities, contributed positively to relative performance.

DFA California Intermediate-Term Municipal Bond Portfolio

The DFA California Intermediate-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The Portfolio follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio was 4.13 years as of October 31, 2023, compared to 3.36 years as of October 31, 2022. The weighted average duration of the benchmark was 4.90 years as of October 31, 2023, compared to 4.51 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 1.28% for the Portfolio and 2.10% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, the California municipal yield curve was relatively flat, indicating smaller expected term premiums. As such, the Portfolio maintained a shorter duration than that of its benchmark. Realized term premiums were mixed during the period, with intermediate-term California municipal securities generally underperforming shorter- and longer-term California municipal securities. As a result, the Portfolio’s overweight to intermediate-term California municipal securities, and underweight to longer-term California municipal securities, detracted from relative performance.

DFA NY Municipal Bond Portfolio

The DFA NY Municipal Bond Portfolio seeks to provide current income that is exempt from both federal personal income taxes and New York state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of New York state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The Portfolio maintains an average portfolio duration of five years or less. The weighted average duration of the Portfolio was 0.87 year as of October 31, 2023, compared to 1.05 years as of October 31, 2022. The weighted average duration of the benchmark was 5.09 years as of October 31, 2023, compared to 4.82 years as of October 31, 2022.

14

For the 12 months ended October 31, 2023, total returns were 2.50% for the Portfolio and 2.65% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index, the Portfolio’s benchmark. Lower-rated New York municipal securities outperformed higher-rated New York municipal securities during the period. The Portfolio’s underweight to single-A rated New York municipal securities, and overweight to higher-rated New York municipal securities, detracted from relative performance. During the period, the New York municipal yield curve was relatively flat, indicating smaller expected term premiums. As such, the Portfolio’s duration was maintained towards the shorter end of its eligible range. Realized term premiums were mixed during the period, with intermediate-term New York municipal securities generally underperforming shorter- and longer-term New York municipal securities. Shorter-term New York municipal securities were generally the strongest performers. As a result, the Portfolio’s overweight to shorter-term New York municipal securities, and underweight to New York municipal securities with maturities longer than three years, contributed positively to relative performance.

DFA MN Municipal Bond Portfolio

The DFA MN Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and Minnesota state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of Minnesota state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The weighted average duration of the Portfolio was 1.25 years as of October 31, 2023, compared to 1.71 years as of October 31, 2022. The weighted average duration of the benchmark was 5.08 years as of October 31, 2023, compared to 4.66 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 2.18% for the Portfolio and 2.36% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. The Portfolio’s focus on Minnesota municipal securities detracted from performance relative to the S&P Intermediate-Term National AMT-Free Municipal Bond Index as the Minnesota municipal securities market generally underperformed the national municipal securities market. During the period, the Minnesota municipal yield curve was relatively flat, indicating smaller expected term premiums. As such, the Portfolio’s duration was maintained towards the shorter end of its eligible range. Realized term premiums were mixed during the period, with intermediate-term municipal securities generally underperforming shorter- and longer-term municipal securities. As a result, the Portfolio’s overweight to shorter-term Minnesota municipal securities, and underweight to intermediate-term Minnesota municipal securities, contributed positively to relative performance.

DFA Oregon Municipal Bond Portfolio

The DFA Oregon Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and Oregon state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of Oregon state or local governments and their agencies, instrumentalities, and regional governmental authorities. The weighted average duration of the Portfolio was 3.21 years as of October 31, 2023, compared to 3.22 years as of October 31, 2022. The weighted average duration of the benchmark was 5.08 years as of October 31, 2023, compared to 4.66 years as of October 31, 2022.

15

For the 12 months ended October 31, 2023, total returns were 1.54% for the Portfolio and 2.36% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. The Portfolio’s focus on Oregon municipal securities was the primary detractor from performance relative to the S&P Intermediate-Term National AMT-Free Municipal Bond Index as the Oregon municipal securities market generally underperformed the national municipal securities market. During the period, the Oregon municipal yield curve was relatively flat, indicating smaller expected term premiums. As such, the Portfolio’s duration was maintained towards the shorter end of its eligible range. Realized term premiums were mixed during the period, with intermediate-term municipal securities generally underperforming shorter- and longer-term municipal securities. As a result, the Portfolio’s underweight to longer-term municipal securities, and overweight to intermediate-term municipal securities, also detracted from relative performance.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$997.80	0.24%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,000.90	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

17

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$979.70	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,010.10	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97
DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$976.40	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$978.60	0.23%	$1.15
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17
DFA Short-Term Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,007.70	0.24%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,007.80	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97
DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$976.20	0.20%	$1.00
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.20%	$1.02
DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,008.00	0.24%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22
DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,001.20	0.28%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43
DFA Oregon Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$980.10	0.30%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on October 19, 2023 (September 29, 2023 with respect to DFA MN Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Municipal Real Return Portfolio
Airport	0.5%
Bond Bank	0.1%
Education	1.3%
General Obligation	56.7%
Higher Education	2.4%
Medical	1.0%
Power	0.9%
School District	23.2%
Transportation	3.5%
Utilities	2.4%
Water	6.7%
Investment Companies	1.3%

100.0%

DFA California Municipal Real Return Portfolio
Airport	0.7%
Education	1.0%
General Obligation	53.2%
Higher Education	7.7%
Medical	2.1%
Power	3.3%
School District	20.1%
Tobacco Settlement	1.8%
Transportation	1.6%
Utilities	1.0%
Water	7.5%

100.0%

DFA Municipal Bond Portfolio
Education	0.2%
General Obligation	62.7%
Higher Education	0.8%
Nursing Homes	0.3%
Power	1.1%
School District	22.8%
Transportation	0.5%
Utilities	2.2%
Water	8.6%
Investment Companies	0.8%

100.0%

DFA Short-Term Municipal Bond Portfolio
Airport	0.9%
Bond Bank	0.3%
Development	0.2%
Education	2.6%
Facilities	0.5%
General Obligation	53.3%
Higher Education	1.5%
Medical	2.3%
Power	1.9%
School District	18.4%
Transportation	10.5%
Utilities	1.3%
Water	4.8%
Investment Companies	1.5%

100.0%

DFA Intermediate-Term Municipal Bond Portfolio
Airport	1.3%
Development	0.3%
Education	1.3%
General Obligation	57.3%
Higher Education	3.7%
Medical	4.3%
Nursing Homes	0.9%
Power	2.7%
School District	13.5%
Transportation	4.1%
Utilities	1.2%
Water	7.2%
Investment Companies	2.2%

100.0%

DFA Selective State Municipal Bond Portfolio
Airport	2.7%
Bond Bank	0.1%
Development	0.4%
Education	3.2%
Facilities	0.1%
General Obligation	30.2%
Higher Education	3.9%
Housing	0.1%
Medical	12.1%
Power	5.5%
School District	21.4%
Transportation	5.9%
Utilities	7.3%
Water	6.4%
Investment Companies	0.7%

100.0%

19

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Short-Term Selective State Municipal Bond Portfolio
Airport	1.9%
Bond Bank	0.8%
Education	5.7%
Facilities	0.4%
General Obligation	44.8%
Higher Education	4.6%
Medical	7.2%
Power	3.8%
School District	16.0%
Transportation	4.4%
Utilities	1.6%
Water	6.7%
Investment Companies	2.1%

100.0%

DFA California Short-Term Municipal Bond Portfolio
Airport	0.8%
Education	1.9%
General Obligation	51.7%
Higher Education	5.4%
Medical	4.4%
Multifamily Housing	0.1%
Pollution	0.3%
Power	2.5%
School District	16.5%
Tobacco Settlement	1.6%
Transportation	3.6%
Utilities	3.2%
Water	7.6%
Investment Companies	0.4%

100.0%

DFA California Intermediate-Term Municipal Bond Portfolio
Airport	0.7%
Education	0.6%
General Obligation	40.9%
Higher Education	7.0%
Medical	5.3%
Power	6.3%
School District	25.1%
Transportation	0.6%
Utilities	0.2%
Water	10.9%
Investment Companies	2.4%

100.0%

DFA NY Municipal Bond Portfolio
Airport	0.3%
Development	4.5%
Education	0.6%
General Obligation	63.1%
Higher Education	2.1%
Medical	0.8%
School District	22.5%
Transportation	4.3%
Utilities	0.4%
Investment Companies	1.4%

100.0%

DFA MN Municipal Bond Portfolio
General Obligation	57.8%
Higher Education	6.0%
Medical	1.3%
Nursing Homes	0.9%
Power	6.7%
School District	27.3%

100.0%

DFA Oregon Municipal Bond Portfolio
Airport	0.9%
General Obligation	56.5%
Medical	2.4%
School District	22.3%
Transportation	4.3%
Utilities	0.3%
Water	13.3%

100.0%

20

DFA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (98.5%)
ALABAMA — (1.6%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	3,535	$3,566,460
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,010	1,045,044
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,540	2,628,131
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,725	4,888,945
City of Huntsville (GO) Series A
5.000%, 03/01/24	1,995	2,002,396
City of Huntsville (GO) Series C
5.000%, 03/01/24	1,330	1,334,931
State of Alabama (GO) series B
5.000%, 11/01/24	2,665	2,696,140
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,090	1,134,119
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,660	5,737,522

TOTAL ALABAMA		25,033,688

ALASKA — (0.1%)
Municipality of Anchorage (GO)
4.250%, 12/15/23	1,000	1,000,256

	Face Amount^	Value†
	(000)
ARIZONA — (0.6%)
City of Phoenix (GO) Series A
5.000%, 07/01/27	1,500	$1,566,391
City of Tempe (GO)
5.000%, 07/01/26	1,695	1,751,651
5.000%, 07/01/27	955	998,936
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,012,008
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,324,458
Maricopa County High School District No. 214 Tolleson Union High School (GO) series B
5.000%, 07/01/24	750	755,245
Town of Gilbert (GO)
5.000%, 07/15/27	1,500	1,569,836

TOTAL ARIZONA		8,978,525

ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,410	1,425,924

CALIFORNIA — (5.0%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,254,543
California State Public Works Board (RB) Series D
5.000%, 05/01/28	2,235	2,366,164
City of Los Angeles (RN)
5.000%, 06/27/24	20,000	20,168,824
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	7,845	7,806,982
County of Los Angeles (RN)
5.000%, 06/28/24	4,000	4,035,649

21

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
County of Riverside (RN)
5.000%, 06/28/24	4,200	$4,235,494
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	15	15,313
5.000%, 07/01/26	1,065	1,103,335
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/26	1,080	1,118,875
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	790	806,851
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	2,000	2,018,445
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,743,394
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	550,964
State of California (GO)
5.000%, 10/01/25	1,900	1,919,773
5.000%, 08/01/26	9,000	9,313,734
5.000%, 12/01/26	5,535	5,751,314
3.500%, 08/01/27	1,500	1,493,688
5.000%, 10/01/29	1,020	1,046,922
5.000%, 10/01/33	3,000	3,006,373
State of California (GO) Series B
5.000%, 09/01/25	3,140	3,212,668

TOTAL CALIFORNIA		76,969,305

COLORADO — (1.6%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,432,239
5.000%, 12/15/27	3,450	3,624,009
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	3,000	3,105,752

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,650	$1,650,582
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,015	3,123,113
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	975	987,003
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG) Series A
5.000%, 12/15/23	2,645	2,648,581
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,825	1,826,611
5.000%, 12/01/26	335	347,894
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	620	635,523
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series A
5.250%, 12/15/24	1,035	1,049,746
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	425	435,457
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,425,184

TOTAL COLORADO		25,291,694

CONNECTICUT — (0.8%)
Town of Darien (GO)
4.000%, 04/25/24	8,000	8,000,174

22

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
Town of Greenwich (GO)
4.000%, 02/08/24	5,000	$5,001,648

TOTAL CONNECTICUT		13,001,822

DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/25	1,100	1,120,314
District of Columbia (GO) Series E
5.000%, 06/01/26	1,955	2,017,604

TOTAL DISTRICT OF COLUMBIA		3,137,918

FLORIDA — (2.6%)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	375	382,586
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	1,830	1,887,408
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	5,145,337
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,380	1,407,028
Hillsborough County Aviation Authority (RB) Series B
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/24)	4,750	4,796,733
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	2,400	2,423,613
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,400	1,415,605
School District of Broward County (RN)
5.000%, 06/28/24	8,500	8,557,444
State of Florida (GO) Series A
5.000%, 06/01/24	2,960	2,979,792
5.000%, 07/01/24	585	589,666
5.000%, 07/01/27	1,105	1,141,175

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
State of Florida (GO) Series B
5.000%, 06/01/24	1,290	$1,298,626
5.000%, 07/01/24	5,160	5,201,154
5.000%, 06/01/25	3,075	3,131,787

TOTAL FLORIDA		40,357,954

GEORGIA — (3.7%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/23	2,500	2,502,268
City of Atlanta (GO) Series A-1
5.000%, 12/01/24	865	876,382
City of Atlanta (GO) Series A-2
5.000%, 12/01/24	1,655	1,676,777
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,120	3,259,588
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,000	26,224,295
Richmond County Board of Education (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/25	1,000	1,021,795
State of Georgia (GO) Series A
5.000%, 07/01/26	1,200	1,240,107
5.000%, 07/01/27	8,000	8,382,042
State of Georgia (GO) Series A-1
5.000%, 02/01/25	2,570	2,609,589
State of Georgia (GO) Series C
4.000%, 07/01/29	4,000	4,079,828
State of Georgia (GO) Series C-1
5.000%, 07/01/24	3,300	3,326,752
State of Georgia (GO) Series F
5.000%, 01/01/27	1,150	1,196,621

TOTAL GEORGIA		56,396,044

HAWAII — (0.6%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,025	3,092,732

23

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
HAWAII — (Continued)
City & County of Honolulu (GO) Series B
5.000%, 10/01/25	450	$459,641
5.000%, 10/01/26	615	627,291
5.000%, 03/01/27	2,350	2,443,376
County of Maui (GO)
5.000%, 03/01/25	750	761,647
State of Hawaii (GO) Series FH
5.000%, 10/01/26	1,760	1,820,193

TOTAL HAWAII		9,204,880

ILLINOIS — (0.1%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,000	1,022,008

IOWA — (0.5%)
City of Des Moines (GO) series A
5.000%, 06/01/24	2,000	2,013,288
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,265,243
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,083,802
City of Urbandale (GO) Series B
5.000%, 06/01/24	1,000	1,006,801
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	2,929,458

TOTAL IOWA		8,298,592

KANSAS — (0.2%)
City of Merriam (GO) Series A
5.000%, 10/01/25	200	204,285
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,552,139
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,108,023

TOTAL KANSAS		3,864,447

	Face Amount^	Value†
	(000)
KENTUCKY — (1.3%)
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/24	1,780	$1,791,560
5.000%, 05/15/25	1,640	1,670,691
Louisville Water Co. (RB)
5.000%, 11/15/27	4,000	4,197,634
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	3,800	3,886,616
5.000%, 04/01/28	7,885	8,302,429

TOTAL KENTUCKY		19,848,930

LOUISIANA — (1.5%)
City of Shreveport (GO)
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/24)	1,750	1,764,146
East Baton Rouge Sewerage Commission (RB) Series B
¤ 5.000%, 02/01/32 (Pre-refunded @ $100, 2/1/25)	2,310	2,343,891
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	1,000	1,009,390
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	1,590	1,604,930
¤ 5.000%, 10/01/37 (Pre-refunded @ $100, 10/1/24)	1,990	2,008,687
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,110	1,120,423
St. Tammany Parish Wide School District No. 12 (GO) series A
5.000%, 03/01/28	1,175	1,233,561
State of Louisiana (GO) series B
5.000%, 10/01/24	7,025	7,090,337

24

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
State of Louisiana (GO) Series D-1
5.000%, 12/01/26	4,265	$4,309,719

TOTAL LOUISIANA		22,485,084

MAINE — (0.2%)
City of Portland (GO)
5.000%, 05/01/27	1,000	1,045,040
State of Maine (GO) Series D
5.000%, 06/01/28	1,700	1,797,212

TOTAL MAINE		2,842,252

MARYLAND — (5.5%)
City of Baltimore (GO) series A
5.000%, 10/15/26	800	828,472
County of Baltimore (GO)
3.000%, 11/01/24	5,015	4,953,353
County of Charles (GO)
5.000%, 10/01/24	1,615	1,632,194
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	2,537,979
County of Howard (GO) Series D
5.000%, 02/15/24	4,000	4,013,779
5.000%, 02/15/25	8,390	8,525,412
County of Montgomery (GO) Series A
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,930	1,951,796
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,500	5,703,494
5.000%, 10/01/27	6,655	6,997,463
County of Wicomico (GO) Series A
5.000%, 12/01/25	1,000	1,025,412
State of Maryland (GO) series A
4.000%, 08/01/26	5,400	5,385,461
State of Maryland (GO) Series A
5.000%, 03/15/26	1,000	1,029,789
5.000%, 03/15/28	8,030	8,493,767
State of Maryland (GO) Series B
5.000%, 08/01/24	2,425	2,447,012
5.000%, 08/01/26	6,535	6,764,536

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
University System of Maryland (RB) Series A
¤ 4.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	2,000	$2,001,866
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,354,415
3.000%, 06/01/26	2,080	2,018,186
¤ 4.000%, 06/01/38 (Pre-refunded @ $100, 6/1/24)	5,000	5,003,884
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series 2ND
¤ 4.000%, 06/01/39 (Pre-refunded @ $100, 6/1/24)	8,715	8,721,770

TOTAL MARYLAND		84,390,040

MASSACHUSETTS — (3.4%)
City of Quincy (GO)
4.500%, 07/05/24	10,015	10,051,646
5.000%, 07/05/24	8,040	8,093,993
City of Worcester (GO)
4.500%, 02/27/24	13,000	13,025,627
Commonwealth of Massachusetts (GO) Series A
5.000%, 09/01/24	3,905	3,945,501
5.000%, 07/01/26	500	517,354
Commonwealth of Massachusetts (GO) Series B
5.000%, 11/01/23	2,500	2,500,000
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/24	1,360	1,372,646
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,053,107
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	3,314,497
Town of Belmont (GO)
4.500%, 11/14/24	6,615	6,652,760

25

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Lexington (GO)
4.000%, 02/15/27	1,000	$1,011,582

TOTAL MASSACHUSETTS		51,538,713

MICHIGAN — (0.9%)
L’Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/27 (Pre-refunded @ $100, 5/1/25)	1,000	1,016,942
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	5,150	5,187,271
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	2,945	2,966,313
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	2,500	2,518,092
State of Michigan (GO) Series A
5.000%, 05/01/25	1,530	1,558,825

TOTAL MICHIGAN		13,247,443

MINNESOTA — (3.6%)
City of St. Paul (GO) Series A
5.000%, 03/01/24	2,655	2,664,142
County of Hennepin (GO) series A
5.000%, 12/01/31	1,310	1,370,478
County of Hennepin (GO) Series A
5.000%, 12/01/23	2,670	2,672,247
5.000%, 12/01/31	3,105	3,215,193
County of Hennepin (GO) series C
5.000%, 12/15/24	3,995	4,045,909
Metropolitan Council (GO) Series B
5.000%, 03/01/27	4,360	4,538,792
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	6,273,998
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	305	305,834

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 02/01/28	2,610	$2,748,983
State of Minnesota (GO) series A
5.000%, 09/01/25	2,100	2,146,728
State of Minnesota (GO) Series A
5.000%, 08/01/25	12,025	12,280,344
5.000%, 08/01/28	6,000	6,369,371
5.000%, 08/01/32	1,175	1,180,866
State of Minnesota (GO) Series B
5.000%, 08/01/24	1,020	1,029,184
University of Minnesota (RB) Series B
5.000%, 10/01/25	810	826,753
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,250	3,258,891
Western Minnesota Municipal Power Agency (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/24)	1,000	1,001,721

TOTAL MINNESOTA		55,929,434

MISSISSIPPI — (0.8%)
Mississippi Development Bank (RB) (BAM)
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/24)	1,000	1,004,543
State of Mississippi (GO) Series A
5.000%, 10/01/28	1,155	1,207,430
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,050	5,066,802
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,600	4,770,564

TOTAL MISSISSIPPI		12,049,339

MISSOURI — (0.2%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,000	1,008,608

26

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	$159,680
North Kansas City School District No. 74 (GO) (ST AID DIR DEP) Series B
4.000%, 03/01/26	1,880	1,887,099

TOTAL MISSOURI		3,055,387

NEBRASKA — (1.4%)
City of Omaha (GO)
5.000%, 04/15/24	1,260	1,266,813
County of Sarpy (GO)
5.000%, 06/01/26	1,110	1,143,338
5.000%, 06/01/27	2,535	2,633,542
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,022,365
Elkhorn School District (GO)
¤ 4.000%, 12/15/32 (Pre-refunded @ $100, 12/15/24)	1,280	1,282,275
Kearney School District (GO)
¤ 4.750%, 12/15/36 (Pre-refunded @ $100, 12/15/24)	7,795	7,872,271
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/24	1,135	1,148,767
Omaha Public Power District (RB) Series B
¤ 4.000%, 02/01/29 (Pre-refunded @ $100, 8/1/24)	1,315	1,315,907
Omaha School District (GO) Series A
5.000%, 12/15/25	1,345	1,377,112

TOTAL NEBRASKA		21,062,390

NEVADA — (2.3%)
County of Clark (GO) Series B
5.000%, 11/01/24	5,960	6,023,815
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/24	1,170	1,176,818
5.000%, 06/01/27	11,490	11,997,440

	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,075	$2,087,092
State of Nevada (GO) series A
5.000%, 05/01/24	2,000	2,011,952
State of Nevada (GO) Series D
5.000%, 04/01/25	11,675	11,875,943

TOTAL NEVADA		35,173,060

NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,003,048
5.000%, 08/01/28	1,655	1,759,858
New Hampshire Health & Education Facilities Authority Act (RB)
¤ 5.000%, 01/01/47 (Pre-refunded @ $100, 1/1/24)	2,500	2,503,889

TOTAL NEW HAMPSHIRE		6,266,795

NEW JERSEY — (3.1%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	955,492
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,456,388
County of Mercer (GO) Series A
4.000%, 02/01/28	3,290	3,329,062
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,015	6,317,157
Township of Toms River (GO)
4.000%, 06/01/27	865	872,695
4.000%, 06/01/28	1,255	1,268,438
Township of Toms River NJ (GO)
5.000%, 07/26/24	5,470	5,507,737
Township of Union/Union County (GO)
5.000%, 01/23/24	16,000	16,039,370

27

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of Woodbridge (GO)
4.500%, 03/15/24	10,000	$10,023,679

TOTAL NEW JERSEY		47,770,018

NEW MEXICO — (0.4%)
State of New Mexico (GO) Series B
5.000%, 03/01/24	170	170,659
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,752,188

TOTAL NEW MEXICO		5,922,847

NEW YORK — (4.9%)
City of New York (GO) Series C
5.000%, 08/01/26	4,205	4,340,467
City of New York (GO) Series E
5.000%, 08/01/26	3,825	3,948,224
City of Rochester (GO) Series II
4.500%, 08/01/24	4,000	4,010,876
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,517,303
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	200	203,276
5.000%, 03/15/26	1,000	1,027,043
5.000%, 02/15/30	2,000	2,002,650
5.000%, 02/15/33	1,285	1,311,309
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	365	370,795
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	700	702,449
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,000	9,425,535
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	7,297,024

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	$7,081,704
New York State Urban Development Corp. (RB) Series C
5.000%, 03/15/24	1,690	1,697,174
North Shore Central School District (GO) (ST AID WITHHLDG)
4.000%, 04/26/24	5,000	4,998,398
Smithtown Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/24	11,010	11,049,398
Town of Amherst (GO)
4.750%, 11/03/23	6,000	6,000,123
Town of East Hampton (BAN) Series A
5.000%, 08/16/24	1,500	1,512,173
Village of Garden City (GO)
4.000%, 02/16/24	6,025	6,027,165

TOTAL NEW YORK		74,523,086

NORTH CAROLINA — (2.5%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/27	1,900	1,991,400
City of Charlotte Water & Sewer System Revenue (RB) Series A
5.000%, 07/01/24	6,045	6,093,212
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 03/01/24	295	296,094
5.000%, 09/01/24	470	474,529
County of Durham (GO)
5.000%, 06/01/24	590	594,250
County of Gaston (GO)
5.000%, 02/01/26	2,500	2,569,102
County of Iredell (GO) Series B
2.500%, 02/01/24	2,285	2,273,925
County of New Hanover (RB)
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/27)	3,500	3,661,874

28

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
County of Wake (GO)
5.000%, 09/01/24	4,000	$4,041,486
County of Wake (GO) Series C
5.000%, 03/01/25	7,595	7,721,841
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	7,570	7,586,194
University of North Carolina at Charlotte (RB)
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/24)	1,500	1,507,123

TOTAL NORTH CAROLINA.		38,811,030

OHIO — (2.7%)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	4,249,969
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,003,405
5.000%, 08/15/24	980	989,298
4.000%, 08/15/25	3,680	3,696,906
5.000%, 04/01/27	2,000	2,088,277
Cleveland Department of Public Utilities Division of Water (RB) Series Y
¤ 4.000%, 01/01/31 (Pre-refunded @ $100, 1/1/24)	2,000	2,000,063
¤ 4.000%, 01/01/32 (Pre-refunded @ $100, 1/1/24)	2,105	2,105,066
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,000	1,012,205
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 12/1/24)	1,590	1,609,405
State of Ohio (GO) Series A
5.000%, 12/15/23	2,815	2,818,811
4.000%, 03/01/24	2,625	2,626,651
5.000%, 09/15/25	2,105	2,152,467
5.000%, 09/01/28	2,500	2,651,027
5.000%, 03/15/30	1,230	1,234,406
State of Ohio (GO) Series B
5.000%, 09/01/27	1,010	1,058,864

	Face Amount^	Value†
	(000)
OHIO — (Continued)
5.000%, 09/15/27	3,700	$3,881,123
State of Ohio (GO) Series C
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	535	544,767
State of Ohio (GO) Series X
5.000%, 05/01/29	650	693,948
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,583,474

TOTAL OHIO		41,000,132

OKLAHOMA — (0.3%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	791,777
4.000%, 06/01/28	1,790	1,802,415
City of Tulsa (GO)
5.000%, 03/01/25	1,475	1,496,562

TOTAL OKLAHOMA		4,090,754

OREGON — (1.9%)
City of Portland (GO) Series A
5.000%, 06/01/24	1,790	1,801,866
5.000%, 06/15/25	170	173,188
5.000%, 06/01/26	1,465	1,512,278
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	1,780	1,855,660
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,115	1,150,362
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/27	4,030	4,208,758
Portland Community College District (GO)
5.000%, 06/15/27	1,340	1,379,403
State of Oregon (GO) Series A
5.000%, 05/01/27	670	700,401
State of Oregon (GO) Series C
5.000%, 05/01/26	850	876,468

29

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
¤ 5.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	1,740	$1,755,923
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/24	4,845	4,906,210
5.000%, 11/15/26	1,685	1,747,872
¤ 5.000%, 11/15/29 (Pre-refunded @ $100, 11/15/24)	4,610	4,666,328
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	2,030	2,043,958

TOTAL OREGON		28,778,675

PENNSYLVANIA — (2.6%)
City of Philadelphia (GO) Series A
¤ 5.250%, 07/15/32 (Pre-refunded @ $100, 1/15/24)	5,380	5,393,096
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	5,110	5,146,069
County of Chester (GO) Series A
4.000%, 07/15/28	5,265	5,298,134
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,280,544
Delaware River Port Authority (RB)
¤ 4.500%, 01/01/32 (Pre-refunded @ $100, 1/1/24)	3,425	3,428,143
Northampton County General Purpose Authority (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/23)	1,500	1,500,000

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Turnpike Commission (RB) Series C
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	10,190	$10,197,321
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	2,000	2,022,406

TOTAL PENNSYLVANIA		39,265,713

RHODE ISLAND — (0.1%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,060	1,103,673

SOUTH CAROLINA — (3.1%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/24	6,835	6,868,019
5.000%, 04/01/25	3,350	3,406,733
5.000%, 04/01/26	3,520	3,621,329
5.000%, 04/01/27	2,800	2,915,364
Beaufort County School District (GO) (SCSDE) series B
5.000%, 03/01/24	2,900	2,910,560
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	7,650	7,766,804
Charleston County School District (GO) (SCSDE)
4.500%, 04/01/24	11,785	11,813,754
Clemson University (RB) Series B
5.000%, 05/01/25	750	762,050
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	1,922,987
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	2,013,832

30

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	$2,760,559
State of South Carolina (GO) Series D
5.000%, 04/01/25	1,050	1,067,057

TOTAL SOUTH CAROLINA		47,829,048

TENNESSEE — (2.7%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	922,629
City of Memphis (GO) Series B
5.000%, 05/01/24	2,775	2,790,358
City of Murfreesboro (GO)
5.000%, 06/01/28	1,000	1,056,319
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,740	1,815,063
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,329,883
County of Knox (GO)
5.000%, 06/01/24	1,045	1,052,287
County of Knox (GO) series C
5.000%, 06/01/26	125	128,909
County of Maury (GO)
5.000%, 04/01/24	650	653,087
County of Shelby (GO) Series A
5.000%, 04/01/25	5,080	5,168,838
County of Shelby (GO)series B
5.000%, 04/01/24	4,195	4,215,956
County of Washington (GO) Series A
4.000%, 06/01/26	1,705	1,712,161
Metropolitan Government of Nashville & Davidson County (GO) series A
4.000%, 01/01/26	4,000	4,015,396
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/26	5,020	5,147,850

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	2,930	$2,961,615
State of Tennessee (GO) Series A
5.000%, 08/01/27	1,500	1,525,234
5.000%, 09/01/27	1,900	1,994,004
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,260	1,273,614
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	1,180	1,192,750

TOTAL TENNESSEE		40,955,953

TEXAS — (23.1%)
Alamo Community College District (GO)
5.000%, 02/15/24	1,900	1,906,054
5.000%, 08/15/24	6,100	6,155,511
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,258,215
Alief Independent School District (GO) (PSF-GTD) Series 2023
5.000%, 02/15/24	1,650	1,654,548
Alvin Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/24)	2,835	2,843,290
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,375	1,379,224
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	1,360	1,371,343
5.000%, 08/01/25	500	509,852
5.000%, 08/01/26	2,250	2,320,704

31

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Birdville Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,395	$1,446,547
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	12,695	12,966,169
City of Anna (GO)
4.000%, 02/15/28	1,350	1,350,318
City of Arlington (GO)
5.000%, 08/15/24	5,720	5,770,281
5.000%, 08/15/25	1,020	1,040,548
City of Arlington (GO) Series A
5.000%, 08/15/24	1,225	1,235,768
City of Austin (GO)
5.000%, 05/01/24	1,600	1,608,934
5.000%, 09/01/24	4,000	4,037,886
5.000%, 09/01/25	4,500	4,592,928
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,110	1,135,379
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,000	1,047,115
City of Bedford (GO)
5.000%, 02/01/25	2,920	2,953,589
City of Carrollton (GO)
5.000%, 08/15/25	1,260	1,284,946
5.000%, 08/15/26	1,420	1,464,213
City of Cedar Park (GO)
5.000%, 02/15/26	600	615,319
City of College Station (GO)
5.000%, 02/15/28	500	525,665
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,810	1,857,621
City of Denton (GO)
5.000%, 02/15/28	2,040	2,139,761
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	375	384,361
5.000%, 03/01/27	225	233,083
City of El Paso Water & Sewer Revenue (RB) Series A
5.000%, 03/01/24	425	426,239
City of Fort Worth (GO)
5.000%, 03/01/27	5,160	5,361,748
5.000%, 03/01/28	5,000	5,251,236

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Frisco (GO) Series A
5.000%, 02/15/24	1,730	$1,735,413
5.000%, 02/15/25	2,050	2,080,247
City of Garland (GO) Series A
5.000%, 02/15/24	400	401,171
City of Houston (GO) Series A
5.000%, 03/01/24	4,950	4,967,862
5.000%, 03/01/25	6,060	6,151,739
5.000%, 03/01/26	7,020	7,036,635
5.000%, 03/01/27	5,000	5,184,383
¤ 4.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	1,360	1,360,453
City of Irving (GO)
5.000%, 09/15/27	2,020	2,104,063
City of Leander (GO) Series A
5.000%, 08/15/24	1,100	1,109,670
5.000%, 08/15/25	1,050	1,071,152
City of Lewisville (GO)
5.000%, 02/15/24	1,800	1,805,787
5.000%, 02/15/27	620	643,687
5.000%, 02/15/28	745	781,733
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,070	1,072,841
City of Lubbock (GO)
5.000%, 02/15/24	1,220	1,223,538
City of McKinney (GO)
5.000%, 08/15/24	5,145	5,193,017
City of Midland (GO)
5.000%, 03/01/28	705	737,839
City of Pflugerville (GO)
5.000%, 08/01/26	1,160	1,194,618
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,104,188
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	826,826
5.000%, 02/01/26	2,940	3,008,504
4.000%, 02/01/27	1,500	1,502,435
City of San Antonio Electric & Gas Systems Revenue (RB) Series ETM
5.000%, 02/01/24	8,755	8,775,904
City of Temple (GO) Series A
5.000%, 08/01/28	185	193,427

32

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Temple (GO) Series B
5.000%, 08/01/27	160	$165,902
5.000%, 08/01/28	165	172,516
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	1,000	1,028,791
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,072,276
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,210	1,228,158
5.000%, 02/15/32	1,025	1,047,495
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	8,930,467
5.000%, 02/15/29	880	933,267
County of Bexar (GO)
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	2,140	2,154,060
County of Collin (GO) Series A
5.000%, 02/15/25	1,615	1,639,438
County of Harris (GO)
5.000%, 10/01/25	745	760,132
County of Harris (GO) Series A
5.000%, 10/01/25	1,240	1,265,187
County of Tarrant (GO)
5.000%, 07/15/28	500	528,488
County of Tarrant (GO) Series A
5.000%, 07/15/29	350	372,856
County of Travis (GO) Series A
5.000%, 03/01/26	1,320	1,353,839
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,000	1,017,162
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,950	1,979,262

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	1,045	$1,070,923
Dallas Independent School District (GO) (PSF-GTD) Series A
¤ 4.000%, 02/15/34 (Pre-refunded @ $100, 2/15/25)	1,420	1,419,405
Denton Independent School District (GO) (PSF-GTD) 5.000%, 08/15/24	380	383,311
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,060	1,081,354
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/27	2,280	2,378,642
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,062,619
5.000%, 08/15/25	1,020	1,040,902
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,100	2,117,647
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,000	1,041,632
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,245	1,262,274
Fort Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	3,395	3,405,415
¤ 5.000%, 02/15/39 (Pre-refunded @ $100, 2/15/24)	2,580	2,587,915

33

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,220	$1,238,922
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,975	3,001,152
5.000%, 02/15/27	785	814,498
4.000%, 02/15/28	2,000	2,020,901
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,400	1,470,727
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,128,439
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	230	235,608
5.000%, 02/01/27	180	186,671
Garland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,695	1,699,963
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,000	2,025,163
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,048,730
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series FH
5.000%, 02/15/27	3,000	3,111,793
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	500	510,249
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	330	330,919
¤ 5.000%, 02/15/34 (Pre-refunded @ $100, 2/15/24)	1,000	1,002,924

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	390	$400,388
5.000%, 02/15/27	1,000	1,039,146
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,310	1,329,658
5.000%, 02/15/26	1,325	1,360,293
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	157,496
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,105	2,122,651
¤ 5.000%, 08/15/42 (Pre-refunded @ $100, 8/15/24)	3,345	3,373,050
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	399,552
Lake Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,860	2,899,649
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,500	7,704,739
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	665	670,400
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,620	2,800,468
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 7/1/24)	5,015	5,019,530
Pflugerville Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/30 (Pre-refunded @ $100, 2/15/24)	10,620	10,622,776

34

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Plano Independent School District (GO)
5.000%, 02/15/24	3,185	$3,194,784
Plano Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	2,225	2,231,835
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	575	606,417
¤ 5.000%, 02/15/36 (Pre-refunded @ $100, 2/15/24)	5,085	5,099,870
Richardson Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	750	752,411
5.000%, 02/15/27	155	160,970
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	3,950	4,084,558
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	1,955	2,069,324
Socorro Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,840	1,855,429
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	525,018
State of Texas (GO)
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	8,220	8,220,610
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 4/1/24)	2,930	2,942,108
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/24)	1,000	1,004,954
State of Texas (GO) Series A
5.000%, 10/01/26	12,935	13,101,743
5.000%, 04/01/27	1,405	1,438,782

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
¤ 5.000%, 10/01/27 (Pre-refunded @ $100, 10/1/24)	1,715	$1,731,873
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	6,595	6,653,974
State of Texas (GO) Series C
5.000%, 08/01/27	420	438,619
Tarrant County College District (GO)
5.000%, 08/15/24	1,765	1,778,467
5.000%, 08/15/28	1,000	1,052,642
Tarrant Regional Water District Water Supply System Revenue (RB)
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	12,835	12,876,651
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	525,419
Texas Transportation Commission State Highway Fund (RB) Series A
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/24)	3,190	3,203,837
¤ 5.000%, 04/01/33 (Pre-refunded @ $100, 4/1/24)	6,510	6,538,238
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	7,085	7,115,733
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	415	433,989
5.000%, 08/01/28	575	608,852
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/27	700	726,160
United Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/24)	1,000	1,008,773

35

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	$260,140
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	2,200	2,199,070
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,003,043
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/32 (Pre-refunded @ $100, 8/15/25)	2,355	2,400,367
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	10,000	10,192,643

TOTAL TEXAS		354,660,620

UTAH — (1.0%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,197,073
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,400	1,489,749
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	725	741,205
Murray City School District (GO) (SCH BD GTY) Series B
5.000%, 02/01/25	1,815	1,841,407
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/25	4,170	4,251,655
State of Utah (GO)
5.000%, 07/01/25	665	678,453
5.000%, 07/01/26	2,045	2,115,978
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,175	1,225,689
5.000%, 06/01/28	1,890	1,992,365

TOTAL UTAH		15,533,574

VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	1,332,928

	Face Amount^	Value†
	(000)
VIRGINIA — (2.2%)
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	$1,981,668
City of Norfolk (GO) (ST AID WITHHLDG) series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,220	1,231,854
¤ 5.000%, 09/01/31 (Pre-refunded @ $100, 9/1/24)	1,100	1,110,688
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	213,714
5.000%, 04/01/28	730	769,559
City of Virginia Beach (GO) (ST AID WITHHLDG) series A
5.000%, 07/15/24	1,340	1,351,421
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,315	2,334,731
5.000%, 09/15/24	3,050	3,082,390
County of Arlington (GO)
5.000%, 08/15/27	3,820	4,007,898
County of Arlington (GO) Series D
5.000%, 08/15/27	4,000	4,196,751
County of Chesterfield (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	1,125	1,127,067
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	5,535	5,739,789
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,532,492
Hampton Roads Sanitation District (RB) Series A
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/24)	1,400	1,410,799
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	3,905,808

TOTAL VIRGINIA		33,996,629

36

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (6.3%)
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	$6,523,947
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 03/01/24	2,390	2,399,256
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,090	3,105,182
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	1,490	1,498,831
City of Spokane (GO)
5.000%, 12/01/25	1,215	1,243,916
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	2,525	2,555,550
County of King (GO) Series A
5.000%, 12/01/23	2,410	2,412,127
4.000%, 01/01/25	125	125,218
5.000%, 12/01/25	1,830	1,875,028
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/25)	1,110	1,124,570
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/24	1,475	1,485,315
County of Snohomish (GO)
5.000%, 12/01/23	1,500	1,501,361
County of Spokane (GO)
5.000%, 12/01/26	3,850	3,992,502
Energy Northwest (RB) Series A
4.000%, 07/01/24	2,885	2,888,357
5.000%, 07/01/26	1,310	1,352,103
5.000%, 07/01/28	5,735	6,076,615
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	1,950	1,963,764

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,430	$10,567,242
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/23	2,175	2,176,973
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/24	360	364,699
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/24	1,000	1,002,355
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	2,500	2,527,867
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	2,790	2,821,099
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,180	1,207,608
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY) Series A
4.000%, 12/01/26	165	166,251
5.000%, 12/01/29	3,015	3,227,315
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,515	1,565,407
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,570	1,598,605
State of Washington (GO) Series C
5.000%, 02/01/25	7,015	7,117,919
State of Washington (GO) Series D
5.000%, 06/01/26	2,350	2,422,915
State of Washington (GO) Series R
4.000%, 07/01/27	2,320	2,343,888

37

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2022C- BID GROUP 1
5.000%, 07/01/24	9,995	$10,072,095
State of Washington (GO) Series RC
5.000%, 08/01/27	4,850	5,077,111

TOTAL WASHINGTON		96,382,991

WEST VIRGINIA — (0.0%)
State of West Virginia (GO) Series A
5.000%, 12/01/24	495	501,304

WISCONSIN — (2.3%)
Appleton Area School District (GO)
¤ 3.500%, 03/01/32 (Pre-refunded @ $100, 3/1/24)	2,180	2,177,335
¤ 3.750%, 03/01/33 (Pre-refunded @ $100, 3/1/24)	1,415	1,414,417
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	649,048
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,301,425
Janesville School District (GO)
3.000%, 03/01/24	1,245	1,238,443
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	939,388

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series 1
5.000%, 05/01/24	1,250	$1,257,654
5.000%, 11/01/24	4,565	4,621,468
5.000%, 05/01/26	5,000	5,156,897
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	5,370	5,436,425
5.000%, 11/01/26	4,230	4,389,278
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,000	4,125,518
State of Wisconsin (GO) Series D
¤ 5.000%, 05/01/35 (Pre-refunded @ $100, 5/1/24)	1,000	1,005,780

TOTAL WISCONSIN		34,713,076

TOTAL MUNICIPAL BONDS (Cost $1,540,300,021)		1,509,043,975

CERTIFICATES OF DEPOSIT — (0.2%)
Massachusetts Health & Educational Facilities Authority
3.500%, 01/16/24	2,440	2,437,868

	Shares	Value
INVESTMENT COMPANIES — (1.3%)
BlackRock Liquidity Funds MuniCash (Cost $20,812,301)	20,812,301	20,812,300

TOTAL INVESTMENTS — (100.0%) (Cost $1,563,552,322)		$1,532,294,143

As of October 31, 2023, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$425,960	$425,960
Bank of America Corp	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	625,404	625,404
Bank of America Corp	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	583,542	583,542
Bank of America Corp	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	350,490	350,490

38

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	$443,473	$443,473
Bank of America Corp	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	379,701	379,701
Bank of America Corp	3.037%	Fixed	CPI	Maturity	USD	23,000,000	05/12/29	—	—	282,000	282,000
Bank of America Corp	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	488,508	488,508
Bank of America Corp	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	281,531	281,531
Bank of America Corp	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,226,062	1,226,062
Bank of America Corp	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	552,851	552,851
Bank of America Corp	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	310,638	310,638
Bank of America Corp	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	699,414	699,414
Bank of America Corp	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	708,389	708,389
Bank of America Corp	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,034,550	1,034,550
Bank of America Corp	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	874,862	874,862
Bank of America Corp	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	392,634	392,634
Bank of America Corp	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	485,278	485,278
Bank of America Corp	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	478,003	478,003
Bank of America Corp	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	759,456	759,456
Bank of America Corp	2.762%	Fixed	CPI	Maturity	USD	22,000,000	07/06/29	—	—	295,813	295,813
Bank of America Corp	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	765,519	765,519
Bank of America Corp	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	816,300	816,300
Bank of America Corp	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	644,541	644,541
Bank of America Corp	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	945,934	945,934
Bank of America Corp	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	961,149	961,149
Bank of America Corp	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	869,457	869,457
Bank of America Corp	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	665,950	665,950
Bank of America Corp	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	887,588	887,588
Bank of America Corp	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	828,956	828,956
Bank of America Corp	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,525,849	1,525,849
Bank of America Corp	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,607,231	1,607,231
Bank of America Corp	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,272,470	1,272,470
Bank of America Corp	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,289,103	1,289,103
Bank of America Corp	2.339%	Fixed	CPI	Maturity	USD	30,000,000	07/26/24	—	—	122,669	122,669

39

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.334%	Fixed	CPI	Maturity	USD	29,000,000	06/22/24	—	—	$160,043	$160,043
Bank of America Corp	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,563,323	1,563,323
Bank of America Corp	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	1,616,055	1,616,055
Bank of America Corp	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,454,392	1,454,392
Bank of America Corp	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,077,099	2,077,099
Bank of America Corp	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,311,035	1,311,035
Bank of America Corp	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,782,443	1,782,443
Bank of America Corp	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,569,830	1,569,830
Bank of America Corp	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,830,723	1,830,723
Bank of America Corp	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,743,522	1,743,522
Bank of America Corp	1.998%	Fixed	CPI	Maturity	USD	32,000,000	01/13/24	—	—	391,856	391,856
Bank of America Corp	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	2,969,513	2,969,513
Bank of America Corp	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	1,718,473	1,718,473
Citibank, N.A.	3.290%	Fixed	CPI	Maturity	USD	37,000,000	11/07/23	—	—	141,209	141,209
Citibank, N.A.	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	619,220	619,220
Citibank, N.A.	2.670%	Fixed	CPI	Maturity	USD	42,000,000	12/14/23	—	—	350,433	350,433
Citibank, N.A.	2.605%		CPI	Maturity	USD	50,000,000	10/02/24	—	—	28,557	28,557
Citibank, N.A.	2.585%		CPI	Maturity	USD	33,000,000	09/28/24	—	—	32,222	32,222
Citibank, N.A.	2.442%		CPI	Maturity	USD	34,000,000	08/21/24	—	—	111,652	111,652
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	928,475	928,475
Citibank, N.A.	2.335%	Fixed	CPI	Maturity	USD	29,000,000	05/24/24	—	—	206,938	206,938
Citibank, N.A.	2.240%	Fixed	CPI	Maturity	USD	29,000,000	07/14/24	—	—	153,564	153,564
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	1,174,628	1,174,628
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	2,092,981	2,092,981
Citibank, N.A	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,042,337	2,042,337
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	1,612,368	1,612,368
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	1,226,372	1,226,372
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	3,025,351	3,025,351
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,307,341	1,307,341
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	2,063,681	2,063,681
.Citibank, N.A	2.099%	Fixed	CPI	Maturity	USD	48,000,000	01/10/24	—	—	544,195	544,195
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,542,661	1,542,661
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	3,088,176	3,088,176
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	2,629,819	2,629,819
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,081,490	1,081,490
Intercontinental Exchange, Inc	2.920%	Fixed	CPI	Maturity	USD	37,000,000	11/16/23	—	—	281,429	281,429
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	60,368	60,368
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	217,383	217,383
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	173,011	173,011
Morgan Stanley and Co. International	2.740%	Fixed	CPI	Maturity	USD	24,000,000	03/31/24	—	—	100,318	100,318

40

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty*	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.370%		CPI	Maturity	USD	32,000,000	10/12/24	—	—	$68,390	$68,390
Morgan Stanley and Co. International	2.330%		CPI	Maturity	USD	33,000,000	10/06/24	—	—	95,985	95,985

Total Appreciation										$72,070,136	$72,070,136
Bank of America Corp	3.270%	Fixed	CPI	Maturity	USD	25,000,000	08/12/24	—	—	(3,197)	(3,197)
Citibank, N.A.	2.737%		CPI	Maturity	USD	37,000,000	09/25/24	—	—	(15,845)	(15,845)
Morgan Stanley and Co. International	2.690%		CPI	Maturity	USD	26,000,000	10/18/24	—	—	(40,598)	(40,598)

Total (Depreciation)										$(59,640)	$(59,640)

Total Appreciation (Depreciation)										$72,010,496	$72,010,496

*	As of October 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $55,756,736 in connection with open inflation swap contracts.

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	—	$2,437,868	—	$2,437,868
Municipal Bonds	—	1,509,043,975	—	1,509,043,975
Investment Companies	$20,812,300	—	—	20,812,300
Swap Agreements**	—	72,010,496	—	72,010,496

TOTAL	$20,812,300	$1,583,492,339	—	$1,604,304,639

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

41

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/25	2,000	$2,052,444
5.000%, 12/01/30	1,585	1,589,626
Albany Unified School District (GO)
5.000%, 08/01/25	255	260,632
Anaheim Public Financing Authority (RB) Series A
¤ 5.000%, 05/01/39 (Pre-refunded @ $100, 5/1/24)	2,000	2,012,542
Cajon Valley Union School District (GO)
5.000%, 08/01/24	350	353,229
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	925	945,685
5.000%, 02/01/34	1,000	1,018,374
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/28	1,500	1,518,998
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	115	122,050
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	204,216
California State Public Works Board (RB) Series A
5.000%, 02/01/25	1,500	1,522,373
5.000%, 02/01/28	160	168,842
5.000%, 09/01/28	2,155	2,176,116
California State Public Works Board (RB) Series B
5.000%, 12/01/23	1,000	1,000,891
California State Public Works Board (RB) series C
4.000%, 11/01/30	750	747,274

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series C
5.000%, 08/01/25	730	$745,253
California State Public Works Board (RB) series D
5.000%, 11/01/24	1,500	1,517,661
California State Public Works Board (RB) Series D
5.000%, 11/01/26	25	25,970
5.000%, 05/01/28	1,000	1,058,686
California State University (RB) series A
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/24)	3,000	3,038,285
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	3,760	3,807,983
California State University (RB) Series A
5.000%, 11/01/23	375	375,000
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/24)	1,065	1,078,591
3.375%, 11/01/29	3,500	3,315,130
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,175	1,177,411
5.000%, 03/01/27	625	633,703
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	320,724
Carlsbad Unified School District (COP)
4.000%, 10/01/27	100	101,160
4.000%, 10/01/28	100	101,597
4.000%, 10/01/29	55	55,976
Centinela Valley Union High School District (GO) Series C
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/24)	1,675	1,690,822

42

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,000	$987,089
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	690	706,147
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	354,729
Chula Vista Elementary School District (GO) Series B
5.000%, 08/01/24	805	812,307
City & County of San Francisco (COP)
5.000%, 04/01/25	410	417,340
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	806,589
City & County of San Francisco (GO) Series C
4.000%, 06/15/29	1,500	1,500,625
City of Grover Beach (GO)
5.000%, 09/01/26	345	357,346
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	225	240,740
City of Los Angeles (RN)
5.000%, 06/27/24	9,000	9,075,971
City of Los Angeles Department of Airports (RB) Series I
5.000%, 05/15/25	790	806,444
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/35	1,145	1,159,305
City of Pacifica (COP)
5.000%, 01/01/24	250	250,468
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	277,273
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	210,171

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	2,625	$2,612,279
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/24)	1,400	1,419,376
City of San Francisco Public Utilities Commission Water Revenue (RB) Series C
¤ 5.000%, 11/01/43 (Pre-refunded @ $100, 11/1/24)	2,775	2,809,054
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	290	297,955
5.000%, 11/01/26	195	203,356
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	415,516
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/24	2,800	2,812,232
5.000%, 03/01/32	640	650,630
County of Los Angeles (RN)
5.000%, 06/28/24	5,650	5,700,355
County of Riverside (RN)
5.000%, 06/28/24	2,100	2,117,747
County of Riverside (RN) series A
3.875%, 10/18/24	2,000	1,999,566
County of Santa Cruz (RN)
5.000%, 07/05/24	3,500	3,533,862
Davis Joint Unified School District (COP) (AGM)
4.000%, 08/01/27	1,625	1,630,090
Dublin Unified School District (GO)
5.000%, 08/01/26	1,630	1,644,363
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	990	1,000,302
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	100	105,274

43

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/01/28	125	$133,562
East Side Union High School District (GO) (BAM)
5.000%, 08/01/25	1,150	1,175,202
East Side Union High School District (GO)
5.000%, 08/01/27	305	321,030
5.000%, 08/01/28	300	320,360
East Side Union High School District (GO) Series B
5.000%, 08/01/33	975	995,487
El Dorado Irrigation District (RB) (AGM) Series A
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	385	386,631
El Monte Union High School District (GO)
5.000%, 06/01/24	270	271,960
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	403,584
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	550	555,398
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	4,745	4,840,674
Hacienda La Puente Unified School District (GO) Series A
5.000%, 08/01/24	825	833,768
Hayward Area Recreation & Park District (GO) series B
5.000%, 08/01/24	315	318,022
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	265	278,995

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	555	$555,140
Kern High School District (GO) Series E
4.000%, 08/01/24	200	200,211
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	751,121
4.000%, 08/01/25	390	391,617
Lodi Unified School District (GO)
5.000%, 08/01/28	500	531,904
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	500,784
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	3,100	3,131,800
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	1,220	1,232,515
¤ 4.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	905	907,680
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/24	1,110	1,121,059
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	1,060	1,069,219
4.000%, 07/01/34	1,195	1,173,490
Los Angeles County Public Works Financing Authority (RB) Series B
5.000%, 12/01/31	1,295	1,319,017
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	274,184
5.000%, 12/01/25	240	246,875

44

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/24	1,290	$1,301,897
5.000%, 07/01/26	695	721,092
5.000%, 07/01/29	365	379,508
5.000%, 07/01/30	2,000	2,003,609
Los Angeles Department of Water & Power (RB) series C
5.000%, 07/01/29	1,000	1,006,535
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	450	454,151
5.000%, 07/01/25	50	51,133
5.000%, 07/01/33	1,420	1,452,423
Los Angeles Unified School District (GO)
5.000%, 07/01/25	1,400	1,428,996
Los Angeles Unified School District (GO) series A
5.000%, 10/01/24	200	202,040
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	455	458,718
5.000%, 07/01/25	215	219,489
5.000%, 07/01/26	890	922,036
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	300	315,801
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	2,615	2,645,476
5.000%, 07/01/29	2,000	2,009,805
4.000%, 07/01/31	2,500	2,471,399
Manteca Unified School District (GO) Series B
5.000%, 08/01/24	200	202,096
5.000%, 08/01/25	275	281,871
Marin Community College District (GO)
¤ 4.000%, 08/01/27 (Pre-refunded @$100, 8/1/25)	1,335	1,345,260
¤ 3.500%, 08/01/38 (Pre-refunded @$100, 8/1/25)	1,750	1,748,466
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	399,911

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 12/01/26	265	$275,435
5.000%, 12/01/27	385	405,725
Modesto Irrigation District (RB) Series B
5.000%, 10/01/24	650	657,095
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	719,122
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	20,442
5.000%, 08/01/26	280	289,835
5.000%, 08/01/27	130	136,366
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	263,140
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	128,736
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/23	770	770,000
5.000%, 11/01/24	505	512,138
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	265	267,727
New Haven Unified School District (GO)
5.000%, 08/01/26	225	233,321
Norman Y Mineta San Jose International Airport SJC (RB) Series C
5.000%, 03/01/30	750	752,372
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	158,075
5.000%, 12/01/28	175	186,772
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	500	502,743
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	120,417

45

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	$1,096,730
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	320	329,468
Oakland Unified School District/Alameda County (GO) series A
5.000%, 08/01/28	1,000	1,015,600
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	204,009
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	890	912,165
5.000%, 02/01/35	1,000	1,007,413
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	203,653
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	281,690
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	580	592,371
Peralta Community College District (GO) Series A
5.000%, 08/01/25	700	707,227
5.000%, 08/01/29	1,930	1,943,173
Pleasanton Unified School District (GO)
5.000%, 08/01/24	560	565,579
Pomona Unified School District (GO)
5.000%, 08/01/29	350	375,428
Reed Union School District (GO)
4.000%, 08/01/26	250	252,761
Rialto Unified School District (GO)
5.000%, 08/01/24	260	262,494

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,000	$1,010,535
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	415,102
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	500	530,004
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/35	1,000	1,005,599
San Diego Association of Governments (RB) Series A
5.000%, 11/15/25	570	576,386
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	1,675	1,684,677
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,655	1,666,517
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	210	217,605
5.000%, 05/01/27	115	121,029
San Diego Unified School District (RN) Series A
5.000%, 06/28/24	920	927,904
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	503,950
San Diego Unified School District (GO) Series G
5.000%, 07/01/25	800	818,654
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	1,510	1,523,926

46

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	250	$259,579
San Dieguito Union High School District (GO) Series B-2
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	1,820	1,831,529
San Francisco Community College District (GO)
5.000%, 06/15/24	1,360	1,371,784
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	765	782,006
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,500	1,518,807
San Francisco Unified School District (GO) Series C
4.000%, 06/15/24	1,180	1,182,780
5.000%, 06/15/28	1,160	1,236,055
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	2,570	2,588,648
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	240	245,301
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/50 (Pre-refunded @ $100, 1/15/25)	4,065	4,129,677
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	390	394,620
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/24	250	253,260
5.000%, 11/15/25	560	574,240

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo County Community College District (GO)
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/24)	1,465	$1,482,235
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	150	160,848
San Mateo County Transit District (RB) Series A
5.000%, 06/01/29	1,570	1,601,872
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	323,353
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	145	152,465
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/33 (Pre-refunded @ $100, 8/1/25)	795	800,036
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/25	575	585,647
Santa Ana College Improvement District #1 Rancho Santiago Community College District (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	670	676,576
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 04/01/24	1,395	1,402,658
5.000%, 06/01/26	420	435,862
Santee School District (GO)
5.000%, 08/01/24	290	292,718
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	150,180
4.000%, 08/01/25	365	366,574
5.000%, 08/01/26	250	258,781

47

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/24)	595	$596,953
Simi Valley Unified School District (GO) Series C
5.000%, 08/01/24	1,015	1,024,738
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	300	302,688
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	930	932,139
5.000%, 07/01/31	3,740	3,748,603
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	260,903
State Center Community College District (GO) Series C
5.000%, 08/01/24	785	793,343
State of California (GO)
5.000%, 11/01/23	1,500	1,500,000
5.000%, 04/01/24	2,900	2,916,636
5.000%, 09/01/24	3,010	3,045,164
5.000%, 10/01/24	6,465	6,548,368
4.000%, 11/01/24	3,570	3,585,085
5.000%, 11/01/24	840	851,708
5.000%, 12/01/24	3,750	3,775,741
5.500%, 02/01/25	1,000	1,022,420
5.000%, 05/01/25	2,960	2,979,728
5.000%, 09/01/25	2,000	2,046,285
5.000%, 10/01/25	2,000	2,020,814
5.000%, 11/01/25	1,825	1,826,737
5.000%, 12/01/25	1,000	1,025,613
5.000%, 08/01/26	7,085	7,331,978
4.000%, 11/01/26	1,735	1,749,540
3.500%, 08/01/27	5,905	5,880,152
5.000%, 11/01/27	245	257,452
5.000%, 04/01/28	1,685	1,779,123
5.000%, 08/01/28	2,085	2,212,421
5.000%, 04/01/33	2,530	2,535,374
5.000%, 10/01/33	1,000	1,002,124
State of California (GO) Series C
5.000%, 12/01/27	1,230	1,293,824

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO) (AMBAC)
5.000%, 02/01/27	665	$692,330
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,445	1,465,547
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/25	35	36,052
Stockton Unified School District (GO)
5.000%, 08/01/26	2,880	2,947,187
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	275	276,756
5.000%, 08/01/28	2,000	2,012,330
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	388,392
Tahoe-Truckee Unified School District (GO) Series C
5.000%, 08/01/26	100	103,645
Torrance Unified School District (GO)
4.000%, 08/01/33	2,030	1,994,426
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	423,652
University of California (RB) Series AM
5.000%, 05/15/27	495	498,661
University of California (RB) Series AR
5.000%, 05/15/32	1,430	1,465,536
University of California (RB) Series BN
5.000%, 05/15/24	7,010	7,061,842
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	141,129
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	232,434

48

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Western Placer Unified School District (RN)
6.250%, 06/28/24	750	$762,294

TOTAL MUNICIPAL BONDS (Cost $269,510,659)		265,471,814

TOTAL INVESTMENTS — (100.0%) (Cost $269,510,659)		$265,471,814

As of October 31, 2023, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	3.204%	Fixed	CPI	Maturity	USD	6,000,000	11/16/27	—	—	$157,585	$157,585
Bank of America Corp	3.075%	Fixed	CPI	Maturity	USD	12,000,000	02/23/24	—	—	52,320	52,320
Bank of America Corp	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	335,498	335,498
Bank of America Corp	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	226,548	226,548
Bank of America Corp	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	201,946	201,946
Bank of America Corp	2.910%	Fixed	CPI	Maturity	USD	4,000,000	01/05/29	—	—	128,222	128,222
Bank of America Corp	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	198,255	198,255
Bank of America Corp	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	150,329	150,329
Bank of America Corp	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	663,154	663,154
Bank of America Corp	2.582%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	332,343	332,343
Bank of America Corp	2.578%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	395,676	395,676
Bank of America Corp	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	1,438,507	1,438,507
Bank of America Corp	2.419%	Fixed	CPI	Maturity	USD	7,000,000	08/29/24	—	—	25,081	25,081
Bank of America Corp	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	534,990	534,990
Bank of America Corp	2.339%	Fixed	CPI	Maturity	USD	8,000,000	07/26/24	—	—	32,712	32,712
Bank of America Corp	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	709,563	709,563
Bank of America Corp	2.169%	Fixed	CPI	Maturity	USD	6,000,000	07/18/24	—	—	35,102	35,102
Bank of America Corp	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,036,948	1,036,948
Bank of America Corp	2.063%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	476,996	476,996
Bank of America Corp	1.968%	Fixed	CPI	Maturity	USD	10,000,000	01/11/24	—	—	126,371	126,371
Bank of America Corp	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	485,984	485,984

49

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	$954,424	$954,424
Citibank, N.A.	4.233%	Fixed	CPI	Maturity	USD	12,000,000	03/09/24	—	—	182,083	182,083
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	8,000,000	01/20/24	—	—	316,081	316,081
Citibank, N.A.	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	111,858	111,858
Citibank, N.A.	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	295,550	295,550
Citibank, N.A.	2.687%	Fixed	CPI	Maturity	USD	5,000,000	11/21/23	—	—	49,879	49,879
Citibank, N.A.	2.670%	Fixed	CPI	Maturity	USD	16,000,000	12/14/23	—	—	133,498	133,498
Citibank, N.A.	2.657%	Fixed	CPI	Maturity	USD	10,000,000	10/18/24	—	—	0	0
Citibank, N.A.	2.320%	Fixed	CPI	Maturity	USD	12,000,000	06/01/24	—	—	89,933	89,933
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	724,763	724,763
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	505,845	505,845
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	582,392	582,392
Morgan Stanley and Co. International	2.740%	Fixed	CPI	Maturity	USD	5,000,000	03/31/24	—	—	20,900	20,900
Morgan Stanley and Co. International	2.270%	Fixed	CPI	Maturity	USD	11,000,000	01/27/24	—	—	106,635	106,635

Total Appreciation										$11,817,971	$11,817,971
Citibank, N.A.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	09/21/24	—	—	(2,000)	(2,000)
Morgan Stanley and Co. International	3.875%	Fixed	CPI	Maturity	USD	4,000,000	05/09/25	—	—	(33,000)	(33,000)

Total (Depreciation)										$(35,000)	$(35,000)

Total Appreciation (Depreciation)								$11,782,971			$11,782,971

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$265,471,814	—	$265,471,814
Swap Agreements**	—	11,782,971	—	11,782,971

TOTAL	—	$277,254,785	—	$277,254,785

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

50

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (99.2%)
ALABAMA — (0.7%)
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,525	$1,586,726
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,013,696
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,545	1,603,418

TOTAL ALABAMA		4,203,840

ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	330,333

ARIZONA — (0.5%)
City of Phoenix (GO)
5.000%, 07/01/24	240	241,883
Maricopa County High School District No. 214 Tolleson Union High School (GO) series B
5.000%, 07/01/38	150	157,159
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	470	478,746
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,010	2,047,406

TOTAL ARIZONA		2,925,194

CALIFORNIA — (2.2%)
State of California (GO)
3.500%, 08/01/27	5,000	4,978,960
5.000%, 08/01/27	270	282,740

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 10/01/27	2,000	$2,099,191
5.000%, 04/01/29	1,000	1,066,765
5.000%, 10/01/29	3,045	3,125,369
4.000%, 10/01/36	1,000	961,045

TOTAL CALIFORNIA		12,514,070

COLORADO — (1.4%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/25	1,515	1,549,619
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,002,145
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	575	595,618
5.000%, 11/15/37	200	211,916
Colorado Health Facilities Authority (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,840	1,868,607
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	556,771
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	200	207,698
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	327,874
5.000%, 12/01/36	1,090	1,139,114
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	650	695,773

TOTAL COLORADO		8,155,135

51

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
DELAWARE — (0.2%)
County of Kent (GO)
4.000%, 09/01/24	415	$415,945
State of Delaware (GO) Series B
5.000%, 07/01/24	780	786,425

TOTAL DELAWARE		1,202,370

DISTRICT OF COLUMBIA — (0.3%)
District of Columbia (GO) Series B
5.000%, 06/01/27	510	533,046
District of Columbia (GO) Series D
5.000%, 06/01/25	365	371,741
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	733,166

TOTAL DISTRICT OF COLUMBIA		1,637,953

FLORIDA — (5.9%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	518,119
5.000%, 07/01/28	435	460,145
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	100	105,493
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	121,317
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,000	1,040,777
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,010	1,028,087
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	668,251
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	10,935,200

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
County of Orange Water Utility System Revenue (RB)
5.000%, 10/01/25	3,305	$3,379,486
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,000	1,019,585
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	67,405
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,265	4,232,330
5.000%, 10/01/36	290	311,116
School District of Broward County (GO)
5.000%, 07/01/24	1,035	1,043,119
5.000%, 07/01/25	3,855	3,932,986
State of Florida (GO) Series A
5.000%, 06/01/24	350	352,340
State of Florida (GO) Series B
5.000%, 06/01/25	1,070	1,089,760
5.000%, 06/01/29	2,188	2,344,494
State of Florida (GO) (ST GTD) Series A
5.000%, 06/01/29	1,255	1,309,022

TOTAL FLORIDA		33,959,032

GEORGIA — (1.2%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,015	1,039,974
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,128,759
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,530	1,536,857
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,103,262
State of Georgia (GO) Series A-1
5.000%, 02/01/25	1,060	1,076,329

TOTAL GEORGIA		6,885,181

52

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
HAWAII — (2.3%)
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	1,075	$1,095,006
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	1,105,656
County of Maui (GO)
5.000%, 03/01/26	200	205,532
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,279,590
State of Hawaii (GO) Series FE
5.000%, 10/01/24	1,005	1,014,798
5.000%, 10/01/25	2,815	2,872,699
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	3,970,087

TOTAL HAWAII		13,543,368

ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,048,807
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/25	600	601,376

TOTAL ILLINOIS		2,650,183

IOWA — (0.4%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	498,974
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	149,533
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	622,720
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,297,517

TOTAL IOWA		2,568,744

	Face Amount^	Value†
	(000)
KANSAS — (0.8%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	$1,142,028
City of Merriam (GO) Series A
5.000%, 10/01/25	800	817,139
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,408,532
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	232,821
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,035	1,070,630

TOTAL KANSAS		4,671,150

KENTUCKY — (0.6%)
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,213,312

LOUISIANA — (0.7%)
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	4,000	4,037,561

MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	245	249,115
State of Maine (GO) Series B
4.000%, 06/01/26	500	501,978

TOTAL MAINE		751,093

MARYLAND — (8.7%)
City of Baltimore (GO) Series A
5.000%, 10/15/24	700	707,791
5.000%, 10/15/25	1,530	1,564,915
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,085	2,182,563

53

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
County of Anne Arundel (GO)
5.000%, 10/01/24	1,520	$1,536,592
5.000%, 10/01/25	650	664,891
5.000%, 10/01/27	1,005	1,056,717
County of Baltimore (GO)
5.000%, 03/01/26	5,315	5,467,998
5.000%, 03/01/28	1,335	1,409,187
County of Baltimore (GO) Series 83
5.000%, 03/01/26	1,590	1,635,770
County of Charles (GO)
5.000%, 10/01/25	2,945	3,013,562
County of Harford (GO)
5.000%, 10/01/25	2,750	2,807,386
County of Harford (GO) Series A
5.000%, 10/01/29	1,920	2,062,704
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,088,431
County of Howard (GO) Series A
5.000%, 08/15/29	840	901,351
County of Prince George’s (GO) Series A
5.000%, 07/15/29	3,585	3,843,860
County of Wicomico (GO) Series A
5.000%, 12/01/25	905	927,998
5.000%, 12/01/26	2,065	2,146,313
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,665	1,750,700
State of Maryland (GO) Series A
5.000%, 03/15/27	1,625	1,696,720
5.000%, 08/01/27	3,690	3,873,348
State of Maryland (GO) Series A-
5.000%, 06/01/37	4,490	4,802,354
State of Maryland (GO) Series B
5.000%, 08/01/27	1,750	1,836,954
State of Maryland (GO) Series C
4.000%, 03/01/29	3,025	3,079,026

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	$659,455

TOTAL MARYLAND		50,716,586

MASSACHUSETTS — (2.8%)
City of Beverly (GO)
5.000%, 03/15/25	500	508,196
City of Quincy (GO)
5.000%, 01/15/25	405	410,492
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/29	2,340	2,509,504
City of Worcester (GO)
5.000%, 02/15/26	1,910	1,968,062
5.000%, 02/15/29	1,225	1,316,178
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,293,385
5.000%, 09/01/28	2,040	2,171,612
5.000%, 05/01/38	220	233,173
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/40	2,000	2,100,130
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	405,089
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	1,707,454
Town of Milford (GO)
5.000%, 12/01/25	1,000	1,027,431
Town of Norwood (GO)
5.000%, 03/15/29	340	364,776

TOTAL MASSACHUSETTS		16,015,482

MICHIGAN — (0.5%)
State of Michigan (GO) Series B
4.000%, 11/01/25	1,020	1,026,135
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,606,756

TOTAL MICHIGAN		2,632,891

54

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (3.2%)
City of St. Paul (GO) Series A
5.000%, 03/01/25	2,020	$2,050,842
5.000%, 09/01/29	1,040	1,113,035
County of Hennepin (GO) Series A
5.000%, 12/01/26	4,125	4,283,771
County of Ramsey (GO) Series A
5.000%, 02/01/25	1,150	1,167,434
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) series B
5.000%, 02/01/27	4,735	4,920,767
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,036,510
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,735	1,804,686
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,385	1,486,777

TOTAL MINNESOTA		18,863,822

MISSISSIPPI — (0.4%)
State of Mississippi (GO) Series B
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/26)	2,020	2,097,153

MISSOURI — (1.7%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	1,752,461
County of St. Louis (GO)
5.000%, 02/01/25	1,270	1,289,408
Metropolitan St. Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,564,968

	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
St. Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	5,040	$5,166,716

TOTAL MISSOURI		9,773,553

NEBRASKA — (2.2%)
City of Omaha (GO)
5.000%, 04/15/28	270	284,770
County of Sarpy (GO)
5.000%, 06/01/25	1,925	1,960,253
5.000%, 06/01/26	1,115	1,148,488
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	2,385,318
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,035	1,071,208
Omaha School District (GO) Series A
5.000%, 12/15/25	4,000	4,095,500
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	601,316
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,095	1,150,598

TOTAL NEBRASKA		12,697,451

NEVADA — (1.3%)
County of Washoe (GO)
5.000%, 07/01/24	1,265	1,274,260
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	1,000	1,044,164
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	407,360
State of Nevada (GO) Series C
5.000%, 11/01/24	485	490,904
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,198,127

55

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	$3,192,731

TOTAL NEVADA		7,607,546

NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	770	771,173
State of New Hampshire (GO) Series A
5.000%, 03/01/29	1,500	1,600,385

TOTAL NEW HAMPSHIRE		2,371,558

NEW JERSEY — (0.5%)
City of Hoboken (GO)
3.000%, 02/01/25	975	958,436
Princeton (GO)
2.000%, 12/15/25	1,815	1,711,902
Township of Montville (GO)
3.000%, 10/01/25	500	489,103

TOTAL NEW JERSEY		3,159,441

NEW MEXICO — (1.1%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) series A
5.000%, 08/01/34	1,950	2,079,398
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	206,274
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,095	4,276,247

TOTAL NEW MEXICO		6,561,919

NEW YORK — (2.4%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,008,562
5.000%, 08/01/25	1,700	1,734,364
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,489,341
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	150	152,457

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 03/15/33	2,050	$2,149,709
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	350	355,557
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	300	301,049
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,304,011
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	508,727
New York State Urban Development Corp. (RB) Series E2
4.000%, 03/15/34	500	488,147
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	314,034
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	309,103

TOTAL NEW YORK		14,115,061

NORTH CAROLINA — (1.9%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,030	2,177,317
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,040,487
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	107,238
County of Durham (GO)
5.000%, 06/01/37	210	224,802
County of Mecklenburg (GO) Series A
5.000%, 12/01/24	825	835,855
County of Wake (GO)
5.000%, 04/01/25	3,015	3,068,559
State of North Carolina (GO)
5.000%, 06/01/25	2,045	2,085,918

56

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
State of North Carolina (GO) Series A
5.000%, 06/01/25	655	$668,106
State of North Carolina (GO) Series B
5.000%, 06/01/25	1,000	1,020,009

TOTAL NORTH CAROLINA.		11,228,291

OHIO — (1.8%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,310	1,365,401
City of Columbus (GO) Series A
5.000%, 04/01/29	2,030	2,168,619
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,145	1,156,667
State of Ohio (GO) Series A
5.000%, 09/01/26	1,595	1,652,080
5.000%, 03/01/28	510	537,504
5.000%, 06/15/30	1,380	1,487,079
State of Ohio (GO) Series C
5.000%, 08/01/28	2,000	2,118,642
State of Ohio (GO) Series W
4.000%, 05/01/24	215	215,236

TOTAL OHIO		10,701,228

OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/25	1,255	1,259,175
City of Tulsa (GO)
5.000%, 03/01/24	200	200,695
5.000%, 03/01/26	2,750	2,825,445
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,941,238

TOTAL OKLAHOMA		6,226,553

OREGON — (2.8%)
City of Salem (GO)
5.000%, 06/01/25	1,280	1,303,638
5.000%, 06/01/26	1,220	1,257,247

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	$402,606
County of Multnomah (GO) Series A
5.000%, 06/15/29	250	267,582
County of Washington (GO)
5.000%, 03/01/24	1,000	1,003,542
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	921,912
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,010	4,277,306
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	1,019,227
State of Oregon (GO) Series A
5.000%, 05/01/26	1,020	1,051,761
State of Oregon (GO) Series C
5.000%, 05/01/25	700	712,370
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,185	1,199,479
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	153,098
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	665	669,573

57

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	$2,147,470

TOTAL OREGON		16,386,811

PENNSYLVANIA — (1.0%)
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series B
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	1,931,180
County of Montgomery (GO) Series A
5.000%, 01/01/26	2,745	2,820,089
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	55,217
5.000%, 03/01/25	130	132,137
Township of Lower Merion (GO)
5.000%, 05/01/29	605	649,334

TOTAL PENNSYLVANIA		5,587,957

RHODE ISLAND — (0.4%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,020	2,109,818

SOUTH CAROLINA — (3.2%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,343,577
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	995	1,010,192
Clemson University (RB) Series B
5.000%, 05/01/25	750	762,050
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	3,000	3,048,929
County of Richland (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	543,726

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	$1,684,096
3.000%, 04/01/26	1,500	1,449,033
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,020	3,179,154
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	855	889,245
5.000%, 03/01/38	1,000	1,049,381
State of South Carolina (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	1,245,960
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,107,707

TOTAL SOUTH CAROLINA		18,313,050

TENNESSEE — (4.7%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	1,000	1,007,517
5.000%, 07/01/25	1,775	1,808,895
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	891,692
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,189,680
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,029,693
City of Memphis (GO) Series A
5.000%, 04/01/25	2,585	2,626,280
County of Knox (GO) Series C
5.000%, 06/01/25	1,000	1,019,238
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,302,303
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,545,796

58

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
County of Williamson (GO)
5.000%, 04/01/29	3,620	$3,876,388
County of Williamson (GO) Series A
5.000%, 04/01/26	1,015	1,045,638
5.000%, 04/01/28	1,325	1,402,896
County of Williamson (GO) Series B
5.000%, 05/01/28	2,700	2,861,907
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,042,089
Metropolitan Government of Nashville & Davidson County (GO)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 7/1/26)	1,245	1,283,737
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	330	344,606
State of Tennessee (GO) Series B
5.000%, 08/01/25	1,015	1,035,690

TOTAL TENNESSEE		27,314,045

TEXAS — (20.1%)
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,522,509
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	226,663
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	210	213,960
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	252,085
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	3,055	3,120,256

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	$2,029,006
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,614,436
City of Amarillo (GO)
2.000%, 02/15/24	725	719,404
2.000%, 02/15/25	725	701,508
4.000%, 02/15/26	1,685	1,692,221
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,060,181
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,054,513
City of Austin (GO)
5.000%, 09/01/26	2,635	2,724,217
5.000%, 09/01/27	2,255	2,356,708
5.000%, 09/01/38	210	219,138
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	525	543,368
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,448,113
City of Cedar Park (GO)
5.000%, 02/15/24	395	396,247
5.000%, 02/15/33	1,825	1,912,752
City of Celina (GO)
4.125%, 09/01/25	1,415	1,416,089
4.125%, 09/01/26	2,520	2,526,512
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	2,718,014
City of Dallas Waterworks & Sewer System Revenue (RB) series C
4.000%, 10/01/34	810	791,029
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	121,278
5.000%, 10/01/25	500	509,323
City of Denton (GO)
5.000%, 02/15/35	1,420	1,521,008
City of Fort Worth (GO)
5.000%, 03/01/28	2,070	2,116,680

59

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 03/01/37	1,000	$1,046,569
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	1,500	1,504,350
5.000%, 02/15/25	4,380	4,440,220
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,555,942
5.000%, 02/15/28	3,495	3,646,213
City of Garland (GO) Series A
5.000%, 02/15/24	200	200,586
City of Houston (GO) Series A
5.000%, 03/01/26	1,020	1,046,149
City of Irving (GO)
5.000%, 09/15/25	1,750	1,785,652
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,538,447
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	779,813
City of Midland (GO)
5.000%, 03/01/28	1,200	1,255,896
City of Pearland (GO)
5.000%, 03/01/25	565	572,673
City of Pflugerville (GO)
5.000%, 08/01/37	350	362,881
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	1,023,265
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,010	2,060,877
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/24	140	140,115
5.000%, 08/15/37	1,370	1,443,640
County of Bexar (GO)
4.000%, 06/15/26	650	651,533
5.000%, 06/15/26	1,625	1,674,220
County of Collin (GO)
5.000%, 02/15/38	335	349,556
County of Collin (GO)
5.000%, 02/15/25	1,010	1,025,283
County of Harris (GO)
5.000%, 10/01/26	460	475,475
County of Harris (GO) Series A
5.000%, 10/01/24	715	721,906

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
County of Williamson (GO)
4.000%, 02/15/26	4,000	$4,022,372
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	85	85,271
5.000%, 02/15/25	85	86,276
Dallas College (GO)
5.000%, 02/15/28	900	942,922
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	915	969,313
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,534,400
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	504,550
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	170	171,429
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,278,734
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	470	482,311
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	765	776,095
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	181,486
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,012,582
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,052,195
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,686,221

60

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	620	$640,512
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	667,269
5.000%, 08/15/29	1,090	1,131,381
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,182,665
5.000%, 02/15/30	855	912,006
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	706,099
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	896,713
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,006,258
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	420,111
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,003,502
Plano Independent School District (GO)
5.000%, 02/15/24	1,065	1,068,271
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,003,244
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	836,519
5.000%, 08/15/30	2,850	2,938,894

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	$1,583,069
State of Texas (GO) Series A
5.000%, 04/01/25	2,185	2,218,385
5.000%, 10/01/25	2,465	2,518,724
State of Texas (GO) Series B
5.000%, 08/01/25	350	356,600
State of Texas (GO) Series C
5.000%, 08/01/25	675	687,728
5.000%, 08/01/26	1,420	1,464,248
Tarrant County College District (GO)
5.000%, 08/15/24	1,000	1,007,630
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	5,738,343
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/24	120	120,948
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	333,277
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	330	347,224
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	105,185
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,223,117

TOTAL TEXAS		116,732,558

UTAH — (1.6%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,645,541

61

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UTAH — (Continued)
County of Salt Lake (GO) Series B
5.000%, 12/15/24	1,600	$1,621,618
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,018,930
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,037,822
State of Utah (GO) Series B
5.000%, 07/01/24	575	579,586
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,754,234
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	795	810,149

TOTAL UTAH		9,467,880

VIRGINIA — (3.9%)
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,308,552
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,053,254
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,549,850
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	958,031
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,457,510
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,672,272
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	750	760,338
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,146,916

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
County of Henrico (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	$1,577,807
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	1,820	1,865,882
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,328,037
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,223,315

TOTAL VIRGINIA		22,901,764

WASHINGTON — (8.7%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	1,035	1,060,049
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	201,477
5.000%, 07/01/25	175	178,115
City of Bellevue (GO) Series A
4.000%, 12/01/25	285	286,305
City of Seattle (GO) Series A
5.000%, 12/01/25	2,000	2,048,807
5.000%, 05/01/26	3,165	3,259,741
5.000%, 12/01/26	1,500	1,556,849
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	5,927,948
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	2,155	2,168,224
County of King (GO) Series A
4.000%, 01/01/26	710	713,026
County of King (GO) Series E
5.000%, 12/01/25	1,305	1,337,110
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,328,231

62

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
5.000%, 07/01/28	1,510	$1,554,788
County of Spokane (GO)
5.000%, 12/01/28	1,215	1,291,501
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,500	3,742,849
5.000%, 07/01/37	165	174,526
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	555	588,253
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,024,404
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	265	279,486
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,032,710
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,390	1,394,429
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 06/01/24	1,045	1,052,107
Snohomish County Public Utility District No. 1 Generation System Revenue (RB) Series A
5.000%, 12/01/23	595	595,506
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,048,807
State of Washington (GO) Series 2023-B
5.000%, 07/01/35	1,000	1,084,114
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,060,260
State of Washington (GO) Series C
5.000%, 02/01/25	1,000	1,014,671
5.000%, 02/01/34	2,450	2,495,322
5.000%, 02/01/37	2,155	2,280,425

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series D
5.000%, 06/01/25	1,260	$1,283,463
5.000%, 02/01/28	1,045	1,085,510
State of Washington (GO) Series R
5.000%, 08/01/30	5,055	5,453,651

TOTAL WASHINGTON		50,602,664

WEST VIRGINIA — (0.4%)
State of West Virginia (GO) Series A
5.000%, 12/01/23	525	525,459
5.000%, 12/01/36	2,000	2,081,501

TOTAL WEST VIRGINIA		2,606,960

WISCONSIN — (4.5%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,305	2,471,695
City of Madison (GO) Series A
4.000%, 10/01/26	1,000	1,009,047
City of Waukesha (GO) Series C
5.000%, 10/01/25	200	203,766
County of Dane (GO) series B
5.000%, 06/01/37	2,000	2,124,679
Janesville School District (GO)
3.000%, 03/01/24	2,000	1,989,451
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,248,026
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	3,255	3,326,546
State of Wisconsin (GO) Series 1
5.000%, 05/01/26	2,745	2,831,137
5.000%, 05/01/29	1,295	1,383,889
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	591,686
State of Wisconsin (GO) Series A
5.000%, 05/01/25	970	987,991

63

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series B
5.000%, 05/01/25	2,025	$2,062,559
5.000%, 05/01/27	3,160	3,301,270
5.000%, 05/01/37	2,370	2,507,671

TOTAL WISCONSIN		26,039,413

TOTAL MUNICIPAL BONDS (Cost $613,642,289)		576,079,974

	Shares	Value†
INVESTMENT COMPANIES — (0.8%)
BlackRock Liquidity Funds MuniCash (Cost $4,436,012)	4,436,012	$4,436,012

TOTAL INVESTMENTS — (100.0%) (Cost $618,078,301)		$580,515,986

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$576,079,974	—	$576,079,974
Investment Companies	$4,436,012	—	—	4,436,012

TOTAL	$4,436,012	$576,079,974	—	$580,515,986

See accompanying Notes to Financial Statements.

64

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (98.2%)
ALABAMA — (0.5%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	3,605	$3,637,083
City of Huntsville (GO) Series B
5.000%, 05/01/24	2,410	2,423,811
Mobile County Board of School Commissioners (ST) (BAM)
4.000%, 03/01/24	550	549,683
5.000%, 03/01/25	245	247,946
University of South Alabama (RB) (AGM)
5.000%, 11/01/24	1,000	1,008,075

TOTAL ALABAMA		7,866,598

ALASKA — (0.2%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 12/01/23	200	200,134
Municipality of Anchorage (GO)
4.250%, 12/15/23	3,500	3,500,894

TOTAL ALASKA		3,701,028

ARIZONA — (0.7%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	4,325	4,350,018
City of Phoenix (GO)
5.000%, 07/01/24	780	786,119
City of Tempe (GO)
5.000%, 07/01/24	2,200	2,217,258
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	509,710
Maricopa County Unified School District No. 4 Mesa (GO) Series E
5.000%, 07/01/24	1,300	1,309,091

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	750	$755,982
Pima County Unified School District No. 6 Marana (GO) (AGM)
5.000%, 07/01/24	615	619,260
Pima County Unified School District No. 6 Marana (GO) (AGM) series A
5.000%, 07/01/24	485	488,360

TOTAL ARIZONA		11,035,798

ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,585	1,602,900

CALIFORNIA — (3.9%)
City of Los Angeles (RN)
5.000%, 06/27/24	24,000	24,202,589
County of Los Angeles (RN)
5.000%, 06/28/24	8,000	8,071,298
County of Riverside (RN)
5.000%, 06/28/24	6,300	6,353,241
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/40 (Pre-refunded @ $100, 6/1/25)	1,095	1,117,079
Orange County Transportation Authority (RB)
5.000%, 10/15/24	6,000	6,075,629
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	3,500	3,532,279
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	4,851,024
San Francisco Unified School District (GO) Series C
5.000%, 06/15/24	475	478,999

65

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/15/25	565	$577,560
State of California (GO)
4.000%, 03/01/24	1,275	1,276,641
5.000%, 10/01/25	1,900	1,919,773
5.000%, 10/01/33	3,000	3,006,373
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/24	2,730	2,768,820

TOTAL CALIFORNIA		64,231,305

COLORADO — (1.9%)
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/24	1,365	1,379,379
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/23	1,415	1,415,499
City of Colorado Springs Utilities System Revenue (RB) Series C
5.000%, 11/15/23	3,440	3,441,213
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	885	891,556
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	10,050	10,120,968
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG) Series A
5.000%, 12/15/23	3,340	3,344,522
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series A
5.250%, 12/15/24	4,695	4,761,891
Powhaton Road Metropolitan District No. 2 (GO) Series B
¤ 7.750%, 12/15/48 (Pre-refunded @ $103, 12/15/23)	1,410	1,457,334

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Regional Transportation District (COP)
5.000%, 06/01/29	360	$365,610
University of Northern Colorado (RB) (ST HGR ED INTERCEPT PROG) Series A
¤ 5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/24)	1,745	1,755,768
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,520	1,521,379

TOTAL COLORADO		30,455,119

CONNECTICUT — (3.4%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	620	633,540
City of Bristol (GO)
5.000%, 03/15/24	735	738,445
City of New Haven (GO) (AGM) Series A
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	300	302,502
City of New Haven (GO) Series B
5.000%, 08/01/26	100	101,239
City of New London (GO)
5.000%, 03/15/24	6,270	6,295,598
State of Connecticut (GO) Series A
4.000%, 01/15/25	10,750	10,769,454
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 10/01/29	3,180	3,187,776
Town of Darien (GO)
4.000%, 04/25/24	12,000	12,000,261
Town of Fairfield (GO)
4.500%, 07/05/24	2,170	2,177,608
Town of Greenwich (GO)
4.000%, 02/08/24	17,010	17,015,608
Town of New Canaan (GO) Series B
4.000%, 12/15/23	1,255	1,255,152

66

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
University of Connecticut (RB) Series A
5.000%, 02/15/24	1,625	$1,629,666

TOTAL CONNECTICUT		56,106,849

DELAWARE — (0.2%)
State of Delaware (GO)
5.000%, 02/01/24	3,000	3,008,879

DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/24	3,785	3,811,394

FLORIDA — (4.2%)
Bay County School Board (COP) Series A
5.000%, 07/01/25	340	344,682
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/24	500	504,818
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/24	765	772,371
City of Port St. Lucie (GO)
5.000%, 07/01/24	1,240	1,249,077
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	1,420	1,429,837
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/24	2,500	2,519,894
Florida Development Finance Corp. (RB)
5.000%, 11/15/25	1,450	1,466,704
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,070	1,090,956
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	56,015
5.000%, 10/01/26	130	133,722
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	250	251,340

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/24	2,640	$2,650,363
5.000%, 07/01/27	1,040	1,044,963
Miami-Dade County Expressway Authority (RB) (BAM-TCRS) Series B-BAM-TCRS
5.000%, 07/01/26	3,925	3,951,420
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	940	954,926
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,250	1,263,933
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	360	366,534
School Board of Miami-Dade County (RN)
5.000%, 06/18/24	8,250	8,299,776
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/24	1,790	1,797,598
School Board of Miami-Dade County Series B
5.000%, 05/01/24	6,055	6,079,316
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	2,000	2,017,315
School District of Broward County (RN)
5.000%, 06/28/24	15,050	15,151,709
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,280	2,293,410
5.000%, 07/01/25	405	411,099
St. Lucie County School Board (COP) Series B
5.000%, 07/01/24	4,660	4,685,583
State of Florida (GO) Series A
5.000%, 06/01/24	1,775	1,786,869
5.000%, 07/01/24	6,980	7,035,670

TOTAL FLORIDA		69,609,900

67

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GEORGIA — (1.4%)
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/24	1,870	$1,888,782
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/30	2,150	2,155,320
County of Fulton (GO)
5.000%, 12/29/23	8,735	8,748,238
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	2,500	2,534,273
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	2,500	2,490,142
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/25	60	60,579
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	125	125,905
5.000%, 10/01/25	215	218,019
State of Georgia (GO) Series A
5.000%, 08/01/24	1,120	1,130,249
State of Georgia (GO) Series F
5.000%, 01/01/24	1,640	1,643,122
State of Georgia (GO) series H
4.000%, 12/01/24	1,320	1,320,227

TOTAL GEORGIA		22,314,856

HAWAII — (0.1%)
County of Hawaii (GO) Series D
5.000%, 09/01/24	500	504,736
State of Hawaii (GO) Series FE
5.000%, 10/01/24	1,320	1,332,868

TOTAL HAWAII		1,837,604

ILLINOIS — (2.6%)
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/24	780	781,200

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Chicago Park District (GO) Series A
5.000%, 01/01/24	1,150	$1,151,884
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/24	4,355	4,366,958
City of Springfield Electric Revenue (RB)
5.000%, 03/01/26	1,485	1,490,807
Coles Christian Clark Etc Counties Community College District No. 517 Lake Land (GO) series A
5.000%, 12/01/25	4,820	4,909,567
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	205,875
Cook County Community Consolidated School District No. 15 Palatine (GO) Series -
5.000%, 06/15/24	1,855	1,866,307
Cook County Township High School District No. 225 (GO) Series B
5.000%, 12/01/25	2,795	2,859,270
County of Cook (GO) Series A
5.000%, 11/15/23	1,575	1,575,433
5.000%, 11/15/26	1,700	1,736,946
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/23	2,435	2,435,805
5.000%, 11/15/24	855	864,065
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/23	1,595	1,595,527
Illinois State Toll Highway Authority (RB) Series B
5.000%, 01/01/27	1,250	1,251,276
5.000%, 01/01/28	1,130	1,131,085
Maine Township High School District No. 207 (GO) series 2022
3.000%, 12/01/23	4,095	4,089,362
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/23	525	525,304

68

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
5.000%, 12/01/24	1,300	$1,311,609
Sangamon County School District No. 186 Springfield (GO) (AGM) Series C
4.000%, 06/01/24	500	498,965
State of Illinois (GO)
5.000%, 02/01/24	1,715	1,717,158
State of Illinois (GO) Series A
5.000%, 12/01/24	5,425	5,460,062
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-D
5.000%, 01/01/24	390	390,542

TOTAL ILLINOIS		42,215,007

INDIANA — (0.4%)
Carmel Redevelopment Authority (RB) (ST INTERCEPT)
¤ 5.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	1,525	1,528,831
Indiana Finance Authority (RB) Series A
5.000%, 02/01/24	875	877,350
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	1,260	1,266,117
5.000%, 06/01/25	3,250	3,294,056

TOTAL INDIANA		6,966,354

IOWA — (0.2%)
City of Des Moines (GO) series A
5.000%, 06/01/24	2,030	2,043,487
City of Sioux City (GO) Series A
3.000%, 06/01/25	650	634,879
College Community School District (GO) Series C
3.000%, 06/01/24	240	238,199
3.000%, 06/01/25	405	394,057

TOTAL IOWA		3,310,622

	Face Amount^	Value†
	(000)
KANSAS — (0.6%)
City of Leawood Series 2023-1
5.000%, 09/01/24	6,500	$6,553,072
City of Shawnee (GO) Series A
4.000%, 12/01/23	1,565	1,565,132
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	275	277,854
Sedgwick County Unified School District No. 262 Valley Center (GO)
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/24)	1,315	1,326,703

TOTAL KANSAS		9,722,761

KENTUCKY — (0.3%)
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/31	385	389,637
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	735	754,002
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/24	250	252,559
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	860	875,633
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/24	1,815	1,826,787
5.000%, 05/15/25	1,680	1,711,440

TOTAL KENTUCKY		5,810,058

LOUISIANA — (2.6%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	35	35,107
5.000%, 03/01/25	200	202,534
5.000%, 03/01/26	75	76,637

69

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
City of New Orleans (GO) Series A
5.000%, 12/01/24	5,500	$5,556,076
East Ouachita Parish School District (GO)
3.000%, 03/01/24	150	149,329
4.000%, 03/01/25	200	199,868
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,020	10,114,090
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/24	1,000	1,003,344
5.000%, 03/01/25	500	507,049
State of Louisiana (RB) Series A
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	6,400	6,444,005
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	8,720	8,779,956
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	3,650	3,675,096
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,105	4,133,225
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	1,065	1,070,633
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,280	1,286,770

TOTAL LOUISIANA		43,233,719

MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/24	1,000	1,005,485
5.000%, 05/01/25	455	462,642

	Face Amount^	Value†
	(000)
MAINE — (Continued)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/24	390	$391,836
5.000%, 07/01/25	435	439,943

TOTAL MAINE		2,299,906

MARYLAND — (2.7%)
County of Anne Arundel (GO)
5.000%, 10/01/24	1,940	1,961,177
County of Baltimore (GO) Series A
5.000%, 03/01/24	4,040	4,055,913
County of Harford (GO) Series B
5.000%, 01/15/24	2,225	2,230,228
County of Howard (GO) Series A
5.000%, 08/15/24	1,700	1,716,656
County of Montgomery (GO) Series A
¤ 4.000%, 11/01/28 (Pre-refunded @ $100, 11/1/23)	1,115	1,115,000
County of Prince George’s (GO) Series A
5.000%, 09/15/24	7,000	7,073,738
State of Maryland (GO) Series B
5.000%, 08/01/24	2,440	2,462,149
State of Maryland (GO) Series C
5.000%, 08/01/24	730	736,626
University System of Maryland (RB) Series A
¤ 4.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	6,195	6,200,780
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
¤ 4.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	5,000	5,003,884
¤ 4.000%, 06/01/33 (Pre-refunded @ $100, 6/1/24)	5,000	5,003,884

70

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series 2
¤ 4.000%, 06/01/43 (Pre-refunded @ $100, 6/1/24)	3,180	$3,182,470
¤ 4.000%, 06/01/44 (Pre-refunded @ $100, 6/1/24)	2,130	2,131,655
Washington Suburban Sanitary Commission (RB) (CNTY GTD) series 2ND
¤ 4.000%, 06/01/41 (Pre-refunded @ $100, 6/1/24)	1,000	1,000,777

TOTAL MARYLAND		43,874,937

MASSACHUSETTS — (5.3%)
Boston Water & Sewer Commission (RB) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/23)	1,500	1,500,000
City of Boston (GO) Series A
5.000%, 11/01/23	4,115	4,115,000
City of Cambridge (GO)
5.000%, 02/15/24	5,000	5,018,372
City of Fall River (GO)
4.000%, 02/02/24	2,500	2,501,800
City of Framingham (GO)
5.000%, 12/15/23	1,565	1,567,214
City of Peabody (GO)
5.000%, 07/12/24	1,500	1,510,472
City of Quincy (GO)
4.500%, 07/05/24	2,830	2,840,355
5.000%, 07/05/24	23,475	23,633,188
City of Worcester (GO)
4.500%, 02/27/24	7,035	7,048,868
Commonwealth of Massachusetts (GO) Series B
5.000%, 11/01/24	2,580	2,612,419
Commonwealth of Massachusetts (GO) Series C
5.000%, 07/01/24	900	907,414

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series H
5.000%, 12/01/23	5,500	$5,505,170
Town of Belmont (GO)
4.500%, 11/14/24	6,745	6,783,502
Town of Brookline (GO)
5.000%, 03/15/24	1,255	1,260,558
Town of Nantucket (GO) Series A
5.000%, 08/15/24	1,000	1,009,488
Town of Norwood (GO)
5.000%, 03/15/24	1,775	1,782,535
Town of Watertown (GO)
5.000%, 06/15/24	260	262,141
5.000%, 06/15/25	500	510,878
Town of Wellesley (GO)
5.000%, 12/01/23	3,765	3,768,415
Town of Westborough (GO)
5.000%, 03/28/24	10,000	10,048,787
University of Massachusetts Building Authority (RB) Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	2,675	2,702,597

TOTAL MASSACHUSETTS		86,889,173

MICHIGAN — (0.2%)
East Grand Rapids Public School District (GO) (Q-SBLF)
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,225	1,231,780
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,500	1,510,855
Oakland University (RB) Series A
5.000%, 03/01/24	130	130,396
5.000%, 03/01/25	155	157,004
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/24	320	320,101
4.000%, 05/01/25	460	459,769

TOTAL MICHIGAN		3,809,905

71

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (2.8%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,410	$1,410,403
City of Lakeville (GO) Series C
5.000%, 02/01/24	320	320,796
5.000%, 02/01/25	1,420	1,438,062
City of Rochester Electric Utility Revenue (RB) Series B
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	150	150,132
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	360	360,041
Metropolitan Council (GO) Series B
5.000%, 12/01/23	495	495,445
5.000%, 03/01/24	3,770	3,784,476
Metropolitan Council (GO) Series E
5.000%, 12/01/24	1,000	1,013,052
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	335	340,937
5.000%, 10/01/26	385	393,893
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	5,555	5,569,782
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,535	1,539,276
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	150,029
State of Minnesota (GO) Series D
5.000%, 08/01/24	24,400	24,619,688

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 10/01/24	800	$808,877
University of Minnesota (RB) Series B
4.000%, 01/01/30	700	674,865
Western Minnesota Municipal Power Agency (RB) Series A
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/24)	350	350,602
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/24)	2,035	2,038,503
¤ 5.000%, 01/01/36 (Pre-refunded @ $100, 1/1/24)	1,100	1,101,894

TOTAL MINNESOTA		46,560,753

MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series C
5.000%, 10/01/24	1,420	1,434,481

MISSOURI — (0.6%)
City of Kansas City (GO) Series A
4.000%, 02/01/24	640	640,167
City of Kansas City (RB) Series C
5.000%, 09/01/24	945	952,408
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/23	850	850,701
City of St. Louis Airport Revenue (RB) Series A
5.000%, 07/01/24	3,050	3,063,164
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,045	1,057,090
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/24	480	482,869
St. Charles County School District No. R-IV Wentzville (GO) (ST AID DIR DEP)
4.000%, 03/01/29	1,400	1,389,030

72

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CONTINUED

	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
St. Louis County School District C-2 Parkway (GO)
5.000%, 03/01/24	1,915	$1,921,783

TOTAL MISSOURI		10,357,212

MONTANA — (0.2%)
Montana Facility Finance Authority (RB) Series C
5.000%, 06/01/24	405	406,320
Yellowstone County School District No. 2 Billings (GO)
¤ 4.500%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	2,350	2,359,760

TOTAL MONTANA		2,766,080

NEBRASKA — (0.9%)
City of Fremont Combined Utility System Revenue (RB)
¤ 4.000%, 11/15/36 (Pre-refunded @ $100, 12/11/23)	2,000	2,000,257
¤ 4.000%, 11/15/37 (Pre-refunded @ $100, 12/11/23)	2,000	2,000,257
County of Sarpy (GO)
5.000%, 06/01/24	1,985	1,998,159
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/23	1,515	1,516,275
5.000%, 12/01/24	1,155	1,169,010
Nebraska Public Power District (RB) Series C
5.000%, 01/01/24	2,000	2,003,244
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/25	275	279,101
5.000%, 07/15/26	645	659,733
Omaha Public Power District (RB) Series B
5.000%, 02/01/25	2,000	2,027,091
Public Power Generation Agency (RB) Series A
5.000%, 01/01/28	380	383,045

	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
5.000%, 01/01/29	650	$654,694

TOTAL NEBRASKA		14,690,866

NEVADA — (2.4%)
Clark County School District (GO) Series A
5.000%, 06/15/24	1,660	1,670,321
5.000%, 06/15/26	750	770,831
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/24	1,180	1,186,876
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	1,710	1,719,965
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	3,970	3,993,134
State of Nevada (GO) series A
5.000%, 05/01/24	2,000	2,011,952
State of Nevada (GO) Series B
5.000%, 11/01/23	15,675	15,675,000
Washoe County School District (GO) Series B
5.000%, 04/01/24	11,775	11,818,342

TOTAL NEVADA		38,846,421

NEW HAMPSHIRE — (0.3%)
City of Nashua (GO)
5.000%, 08/01/24	1,830	1,846,342
State of New Hampshire (GO) Series A
5.000%, 03/01/24	3,545	3,558,260

TOTAL NEW HAMPSHIRE		5,404,602

NEW JERSEY — (8.9%)
City of Jersey City (BAN) Series C
5.000%, 10/24/24	7,500	7,561,691
City of Linden (GO)
5.000%, 07/12/24	1,000	1,006,839
City of New Brunswick (GO)
4.750%, 05/31/24	6,700	6,725,308
City of Rahway (GO)
5.000%, 07/26/24	8,000	8,051,692
County of Atlantic (GO)
3.000%, 03/15/24	1,160	1,154,257
County of Bergen (GO)
5.000%, 10/18/24	14,000	14,129,930

73

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CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
County of Camden (GO) Series A
4.500%, 05/22/24	9,000	$9,017,287
County of Mercer (GO)
4.000%, 02/01/25	665	666,334
County of Monmouth (GO) Series B
5.000%, 01/15/24	3,610	3,619,222
County of Union (GO)
3.000%, 03/01/24	3,895	3,878,557
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	267,796
Hudson County Improvement Authority (RN) (CNTY GTD) Series A
4.250%, 04/05/24	5,250	5,254,115
New Jersey Economic Development Authority (RB) Series WW
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	630	644,456
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	355	361,319
5.000%, 07/01/26	670	687,766
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,000	5,038,567
State of New Jersey (GO) Series A
5.000%, 06/01/25	7,585	7,715,738
Town of Dover (GO)
5.000%, 01/24/24	7,000	7,017,601
Township of Hamilton/Mercer County (GO)
5.000%, 02/13/24	9,000	9,020,346
Township of Livingston (GO)
5.000%, 12/12/23	10,000	10,011,422
Township of Mahwah (GO)
5.000%, 05/31/24	3,500	3,518,216
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,000	1,006,798

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of Parsippany-Troy Hills (GO) Series A
5.000%, 11/03/23	11,095	$11,095,303
Township of Toms River NJ (GO)
4.000%, 06/01/24	1,520	1,521,094
5.000%, 07/26/24	5,530	5,568,151
Township of West Orange (GO) Series A
5.000%, 11/09/23	11,025	11,026,942
Township of Woodbridge (GO)
4.500%, 03/15/24	10,000	10,023,679

TOTAL NEW JERSEY		145,590,426

NEW MEXICO — (0.1%)
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	1,015,129

NEW YORK — (8.8%)
Cattaraugus-Little Valley Central School District (GO) (ST AID WITHHLDG)
4.750%, 07/11/24	4,070	4,088,446
City of New York (GO) Series A
5.000%, 08/01/25	930	948,799
City of New York (GO) Series C
5.000%, 08/01/29	710	719,139
City of New York (GO) Series I
5.000%, 03/01/31	6,120	6,114,847
City of Rochester (GO) Series II
4.500%, 08/01/24	16,000	16,043,504
City of White Plains (GO) Series B
5.000%, 02/15/24	685	687,281
County of Genesee (GO) (BAM)
3.000%, 03/15/24	500	497,691
County of Suffolk (GO) (AGM) Series B
4.000%, 10/15/24	675	676,194

74

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Hempstead Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 04/19/24	1,300	$1,299,276
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	410	410,112
Metropolitan Transportation Authority (RB) (BAM-TCRS) Series E-BAM-TCRS
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/23)	5,300	5,302,084
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	750	757,292
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,385	1,389,890
New York Convention Center Development Corp. (RB)
5.000%, 11/15/24	2,035	2,052,251
5.000%, 11/15/25	2,000	2,030,827
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/25	335	340,847
5.000%, 02/15/30	2,050	2,052,716
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/30	3,280	3,285,850
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	20,000	20,084,896
New York State Thruway Authority (RB) Series A
5.000%, 03/15/24	16,235	16,303,914
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	305,232
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/24	3,960	3,976,810
5.000%, 03/15/25	1,835	1,864,834

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Oswego City School District (GO) (ST AID WITHHLDG)
4.750%, 07/19/24	2,000	$2,006,828
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	750	753,434
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.750%, 06/26/24	3,375	3,387,296
Smithtown Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/27/24	12,000	12,042,941
Town of East Hampton (BAN) Series A
5.000%, 08/16/24	1,500	1,512,173
Town of North Hempstead (BAN) Series B
4.500%, 09/20/24	4,000	4,015,800
Town of Oyster Bay (GO)
5.000%, 03/08/24	3,000	3,009,401
4.750%, 08/23/24	3,000	3,015,815
Town of Wallkill (GO)
5.000%, 07/25/24	4,470	4,497,525
Village of Garden City (GO)
4.000%, 02/16/24	17,000	17,006,110
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.500%, 08/09/24	1,750	1,756,373

TOTAL NEW YORK		144,236,428

NORTH CAROLINA — (3.6%)
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 03/01/24	425	426,576
5.000%, 09/01/24	630	636,070
County of Durham (GO)
5.000%, 06/01/24	605	609,357
County of Gaston (GO)
4.000%, 05/01/25	15,000	15,000,187
County of Guilford (GO)
5.000%, 03/01/24	1,175	1,179,512
County of Guilford (GO) Series A
5.000%, 03/01/24	1,610	1,616,182

75

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
County of Guilford (GO) Series B
4.000%, 03/01/24	2,500	$2,501,490
County of Wake (GO) Series A
5.000%, 02/01/24	8,350	8,374,713
5.000%, 03/01/24	1,010	1,014,045
County of Wake (GO) Series B
5.000%, 02/01/24	4,410	4,423,052
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	16,310	16,344,892
State of North Carolina (GO) Series A
5.000%, 06/01/24	6,750	6,799,005

TOTAL NORTH CAROLINA		58,925,081

OHIO — (1.0%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	430	433,775
City of Columbus (GO) Series A
5.000%, 08/15/24	1,040	1,049,867
City of Dublin (GO)
5.000%, 12/01/23	2,090	2,091,810
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,000	1,012,205
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	1,875	1,897,884
Perrysburg Exempted Village School District (GO)
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/24)	1,025	1,036,967
State of Ohio (GO) Series A
5.000%, 12/15/23	3,550	3,554,806
5.000%, 06/15/24	1,500	1,511,160
5.000%, 03/15/30	2,245	2,253,042
State of Ohio (GO) Series C
5.000%, 11/01/23	1,485	1,485,000

	Face Amount^	Value†
	(000)
OHIO — (Continued)
State of Ohio (GO) Series X
5.000%, 05/01/24	500	$502,988

TOTAL OHIO		16,829,504

OKLAHOMA — (0.5%)
City of Tulsa (GO)
5.000%, 03/01/25	1,475	1,496,562
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	4,470	4,499,942
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,544,741

TOTAL OKLAHOMA		7,541,245

OREGON — (1.6%)
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	1,000	1,019,056
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	395	402,159
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	415	425,687
Portland Community College District (GO)
5.000%, 06/15/24	1,795	1,808,244
State of Oregon (GO) Series A
5.000%, 05/01/24	955	960,707
¤ 5.000%, 05/01/33 (Pre-refunded @ $100, 5/1/24)	1,560	1,569,476
State of Oregon (GO) Series C
5.000%, 06/01/24	1,785	1,797,447

76

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	4,140	$4,140,000
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/24	4,765	4,825,200
¤ 5.000%, 11/15/29 (Pre-refunded @ $100, 11/15/24)	4,640	4,696,695
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,000	1,000,393
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	2,265	2,280,573
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	1,300	1,309,036

TOTAL OREGON		26,234,673

PENNSYLVANIA — (6.2%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 07/15/26	1,200	1,228,644
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/25	350	355,120
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	335	336,706
City of Philadelphia (GO) Series A
5.000%, 05/01/25	370	375,299
5.000%, 08/01/25	4,275	4,346,198
¤ 5.000%, 07/15/38 (Pre-refunded @ $100, 1/15/24)	8,820	8,837,087

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
City of Philadelphia (GO) Series B
5.000%, 02/01/26	710	$724,549
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	15,025	15,131,054
Commonwealth of Pennsylvania (GO) Series 1ST
5.000%, 02/01/27	4,530	4,625,750
County of Lackawanna (GO) (BAM)
5.000%, 09/01/24	1,000	1,005,154
County of Lebanon (GO) (AGM)
4.000%, 10/15/24	250	250,187
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,333,934
Lehigh County Authority (RB)
4.000%, 11/01/23	1,435	1,435,000
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/24	590	591,288
Montgomery County Higher Education & Health Authority (RB) Series B
5.000%, 05/01/24	475	476,374
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/36 (Pre-refunded @ $100, 1/15/25)	1,450	1,472,158
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/27	5,200	5,215,029
5.000%, 02/01/29	1,000	1,001,900
5.000%, 02/01/33	60	59,524
Pennsylvania Turnpike Commission (RB) Series A
5.000%, 12/01/24	385	389,658

77

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Turnpike Commission (RB) Series B-1
¤ 5.250%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	27,500	$27,528,572
Pennsylvania Turnpike Commission (RB) Series C
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	16,755	16,767,037
Sports & Exhibition Authority of Pittsburgh & Allegheny County (RB) (AGM) Series A
4.000%, 02/01/24	1,425	1,423,865
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	6,365	6,436,308

TOTAL PENNSYLVANIA		102,346,395

SOUTH CAROLINA — (1.6%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/24	3,725	3,742,995
Charleston County School District (GO) (SCSDE)
4.500%, 04/01/24	11,980	12,009,230
Piedmont Municipal Power Agency (RB) Series A
4.000%, 01/01/24	1,265	1,263,604
5.000%, 01/01/30	1,010	1,014,850
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	225	226,651
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/23	250	250,124
5.000%, 12/01/24	1,590	1,602,524
5.000%, 12/01/26	4,325	4,339,422
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/23	330	330,164

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
State of South Carolina (GO) Series A
5.000%, 04/01/24	1,575	$1,582,479

TOTAL SOUTH CAROLINA		26,362,043

TENNESSEE — (2.0%)
City of Memphis (GO)
5.000%, 05/01/24	1,060	1,065,866
City of Sevierville (GO)
5.000%, 06/01/24	2,330	2,345,312
County of Knox (GO)
5.000%, 06/01/24	1,500	1,510,460
County of Sumner (GO) Series A
5.000%, 12/01/23	2,500	2,502,104
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	175	177,534
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	8,000	8,086,321
State of Tennessee (GO) Series A
5.000%, 11/01/23	1,100	1,100,000
5.000%, 05/01/24	10,000	10,057,307
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,420	1,435,343
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	1,010	1,020,913
¤ 5.000%, 11/01/34 (Pre-refunded @ $100, 11/1/24)	1,325	1,339,316
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/24)	1,600	1,617,288
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,195	1,207,912

TOTAL TENNESSEE		33,465,676

78

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (18.5%)
Alamo Community College District (GO)
5.000%, 02/15/24	1,915	$1,921,102
5.000%, 08/15/24	6,995	7,058,656
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,260	1,263,228
Alief Independent School District (GO) (PSF-GTD) Series 2023
5.000%, 02/15/24	1,760	1,764,851
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,375	1,379,224
Arlington Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	1,070	1,073,287
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	2,020	2,054,653
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/24	100	100,126
5.000%, 01/01/25	135	136,342
City of Arlington (GO) Series A
5.000%, 08/15/24	2,575	2,597,636
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	245	248,887
5.000%, 07/01/26	860	881,709
City of Cedar Park (GO)
5.000%, 02/15/24	355	356,121
5.000%, 02/15/25	520	527,738
City of College Station (GO)
5.000%, 02/15/24	1,060	1,063,347
5.000%, 02/15/25	1,080	1,096,071
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,114,707
City of Dallas (GO)
5.000%, 02/15/25	4,205	4,270,218

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Denton (GO)
5.000%, 02/15/24	7,300	$7,321,167
5.000%, 02/15/25	995	1,008,680
City of El Paso Water & Sewer Revenue (RB)
¤ 5.000%, 03/01/31 (Pre-refunded @ $100, 3/1/24)	1,905	1,911,182
City of Fort Worth (GO)
5.000%, 03/01/24	3,085	3,095,419
City of Garland (GO)
5.000%, 02/15/24	1,990	1,995,827
City of Houston (GO) Series A
5.000%, 03/01/24	5,050	5,068,222
5.000%, 03/01/25	5,000	5,075,692
¤ 4.000%, 03/01/33 (Pre-refunded @ $100, 3/1/24)	6,025	6,027,006
¤ 4.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,000	3,000,999
City of Irving (GO)
5.000%, 09/15/24	950	958,627
City of Lewisville (GO)
5.000%, 02/15/24	450	451,447
City of McKinney (GO)
5.000%, 08/15/24	5,355	5,404,977
City of Port Arthur (GO) (BAM)
5.000%, 02/15/24	2,230	2,235,188
City of Temple (GO) Series A
5.000%, 08/01/24	100	100,709
5.000%, 08/01/25	115	116,993
5.000%, 08/01/26	100	102,695
City of Temple (GO) Series B
5.000%, 08/01/25	100	101,733
5.000%, 08/01/26	160	164,312
City of Waco (GO)
5.000%, 02/01/24	3,625	3,634,646
Clear Lake City Water Authority (GO) Series A
5.000%, 03/01/25	200	202,846
Clear Lake City Water Authority (GO) Series C
5.000%, 03/01/26	250	254,843
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/24	425	427,390

79

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/15/25	440	$446,127
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	3,370	3,381,029
County of Bexar (GO)
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	2,160	2,174,192
County of Fort Bend (GO)
5.000%, 03/01/24	2,275	2,283,380
County of Harris (GO) Series A
5.000%, 10/01/24	910	918,790
County of San Patricio (GO)
5.000%, 04/01/24	130	130,516
5.000%, 04/01/25	200	202,698
County of Tarrant (GO)
5.000%, 07/15/24	355	357,927
5.000%, 07/15/25	445	453,473
Crowley Independent School District (GO) (PSF-GTD)
5.000%, 02/01/24	1,750	1,754,309
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	190	190,605
5.000%, 02/15/25	190	192,851
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,545	1,583,326
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,465	1,479,782
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	360	366,583
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,010,219
5.000%, 11/01/25	1,930	1,969,489
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	1,385	1,399,154

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	700	$700,000
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	5,690	5,708,131
Dallas Independent School District (GO) (PSF-GTD) series B
5.000%, 02/15/24	11,365	11,401,215
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	380	383,311
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,045	1,053,782
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	990	998,319
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,020	3,029,970
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/24)	5,105	5,120,661
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/24)	1,730	1,735,307
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/24)	1,800	1,805,522
¤ 5.000%, 02/15/39 (Pre-refunded @ $100, 2/15/24)	5,510	5,526,903
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	350	351,075
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/24	960	962,388
Garland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,935	1,940,666

80

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	300	$302,432
5.000%, 05/15/27	800	819,111
Hays Consolidated Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/34 (Pre-refunded @ $100, 2/15/24)	1,420	1,424,152
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	180	181,356
5.000%, 08/01/25	125	127,188
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/42 (Pre-refunded @ $100, 8/15/24)	3,400	3,428,511
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	195	195,649
5.000%, 02/15/25	220	223,440
Lower Colorado River Authority (RB)
5.000%, 05/15/24	1,300	1,306,930
5.000%, 05/15/25	275	279,160
5.000%, 05/15/26	1,800	1,839,921
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/24	1,495	1,502,969
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/24	1,355	1,363,011
Mansfield Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	5,000	5,000,593
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,055	2,094,447

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Navasota Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	$896,713
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,355	7,366,884
5.000%, 01/01/26	6,850	6,860,656
5.000%, 01/01/27	1,435	1,437,232
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	620	625,034
Pflugerville Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/32 (Pre-refunded @ $100, 2/15/24)	1,650	1,649,960
Port Arthur Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,700	1,705,466
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,835	1,840,584
5.000%, 02/15/25	635	644,130
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,855	1,860,964
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,465	1,478,332
Socorro Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,865	1,880,639
State of Texas (GO)
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 4/1/24)	13,990	14,047,811
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/24)	10,450	10,501,772

81

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CONTINUED

		Face Amount^	Value†
		(000)
TEXAS — (Continued)
State of Texas (GO) Series A
¤	5.000%, 10/01/27 (Pre-refunded @ $100, 10/1/24)	1,660	$1,676,332
¤	5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	13,205	13,323,082
¤	5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	2,670	2,693,876
State of Texas (GO) Series B
	5.000%, 08/01/24	2,135	2,152,965
State of Texas (GO) Series C
	5.000%, 08/01/24	680	685,722
Tarrant County College District (GO)
	5.000%, 08/15/24	1,370	1,380,453
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
	5.000%, 07/01/26	325	331,556
Tarrant Regional Water District Water Supply System Revenue (RB)
¤	5.000%, 03/01/30 (Pre-refunded @ $100, 3/1/24)	5,570	5,588,075
¤	5.000%, 03/01/41 (Pre-refunded @ $100, 3/1/24)	15,000	15,048,676
¤	5.000%, 03/01/46 (Pre-refunded @ $100, 3/1/24)	2,570	2,578,340
Texas Transportation Commission State Highway Fund (RB) Series A
¤	5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/24)	3,310	3,324,358
¤	5.000%, 04/01/33 (Pre-refunded @ $100, 4/1/24)	6,300	6,327,327
¤	5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/24)	5,250	5,272,773

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Timber Lane Utility District (GO) (AGM) Series A
4.000%, 08/01/25	555	$553,768
Town of Prosper (GO)
5.000%, 02/15/24	225	225,665
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/24	490	493,870
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	660	668,395
United Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/24)	3,255	3,283,554
¤ 5.000%, 08/15/39 (Pre-refunded @ $100, 8/15/24)	4,465	4,504,169
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	250	254,473
5.000%, 08/15/26	100	102,927
¤ 4.000%, 08/15/30 (Pre-refunded @ $100, 8/15/24)	2,015	2,014,148
¤ 4.000%, 08/15/32 (Pre-refunded @ $100, 8/15/24)	3,890	3,888,355
¤ 4.000%, 08/15/33 (Pre-refunded @ $100, 8/15/24)	6,125	6,122,410
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	2,670	2,668,871
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,003,043
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/25	675	702,703
6.500%, 08/15/26	280	298,571

82

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	4,740	$4,831,313

TOTAL TEXAS		303,465,020

UTAH — (0.1%)
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	1,340	1,359,496

VIRGINIA — (0.1%)
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	165	165,797
Virginia Public Building Authority (RB) Series A
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,000	1,008,709

TOTAL VIRGINIA		1,174,506

WASHINGTON — (4.6%)
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,260	1,269,306
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 03/01/24	2,430	2,439,411
City of Tacoma (GO)
5.000%, 12/01/23	1,595	1,596,342
County of King (GO) Series A
5.000%, 12/01/23	2,570	2,572,268
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/40 (Pre-refunded @ $100, 1/1/25)	1,340	1,357,589
Energy Northwest (RB)
5.000%, 07/01/26	525	533,835
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series A
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	1,970	1,983,905

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	905	$921,636
King County School District No. 401 Highline (GO) (SCH BD GTY) Series A
4.000%, 06/01/24	3,115	3,118,663
King County School District No. 403 Renton (GO) (SCH BD GTY)
5.000%, 12/01/23	1,500	1,501,336
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,000	10,131,584
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/24	365	369,764
3.500%, 12/01/25	750	745,999
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	1,885	1,885,190
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	6,000	6,066,880
Pierce County School District No. 10 Tacoma (GO)
5.000%, 12/01/36	1,570	1,587,500
State of Washington (COP) Series A
5.000%, 01/01/24	3,735	3,741,058
State of Washington (GO) Series C
5.000%, 02/01/24	14,650	14,690,443
State of Washington (GO) Series R-2022C- BID GROUP 1
5.000%, 07/01/24	10,150	10,228,291
State of Washington (GO) Series RD
5.000%, 08/01/24	445	448,875
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	100	101,265

83

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/23	8,325	$8,332,210

TOTAL WASHINGTON		75,623,350

WISCONSIN — (1.5%)
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	2,575	2,578,681
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	3,040	3,056,898
5.000%, 04/01/27	1,060	1,082,846
Madison Metropolitan School District (GO)
3.000%, 03/01/24	990	984,343
Northcentral Technical College District (GO) Series A
5.000%, 03/01/24	1,600	1,604,611
Public Finance Authority (RB) Series A
4.000%, 07/01/25	1,385	1,384,684
5.000%, 07/01/26	1,275	1,306,861
State of Wisconsin (GO) Series A
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/25)	2,025	2,060,785
State of Wisconsin (GO) Series C
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,025	2,036,207

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
State of Wisconsin (GO) Series D
¤ 5.000%, 05/01/35 (Pre-refunded @ $100, 5/1/24)	9,000	$9,052,018

TOTAL WISCONSIN		25,147,934

TOTAL MUNICIPAL BONDS (Cost $1,626,741,882)		1,613,091,993

CERTIFICATES OF DEPOSIT — (0.3%)
California Statewide Communities Development Authority
3.880%, 12/13/23	3,000	2,999,630
Massachusetts Health & Educational Facilities Authority
3.500%, 01/16/24	2,460	2,457,851

TOTAL CERTIFICATES OF DEPOSIT (Cost $5,460,000)		5,457,481

	Shares
INVESTMENT COMPANIES — (1.5%)
BlackRock Liquidity Funds MuniCash (Cost $24,423,970)	24,423,867	24,423,867

TOTAL INVESTMENTS — (100.0%) (Cost $1,656,625,852)		$1,642,973,341

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	—	$5,457,481	—	$5,457,481
Municipal Bonds	—	1,613,091,993	—	1,613,091,993
Investment Companies	$24,423,867	—	—	24,423,867

TOTAL	$24,423,867	$1,618,549,474	—	$1,642,973,341

See accompanying Notes to Financial Statements.

84

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (97.8%)
ALABAMA — (0.5%)
Mobile County Board of School Commissioners (RB) (BAM)
5.000%, 03/01/29	575	$595,964
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/30	810	843,047
4.000%, 03/01/33	1,230	1,175,243
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	680,371
State of Alabama (GO) Series C
5.000%, 08/01/24	3,000	3,025,906
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,292,463

TOTAL ALABAMA		7,612,994

ALASKA — (0.2%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	314,603
Municipality of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	2,790,511
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/27	210	212,864

TOTAL ALASKA		3,317,978

ARIZONA — (0.6%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	1,962,206
City of Tucson (GO) Series A
5.000%, 07/01/24	700	705,583

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Glendale Union High School District No. 205 (GO) (AGM) Series B
5.000%, 07/01/28	250	$261,177
5.000%, 07/01/29	500	525,439
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	251,814
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,117,162
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,275,921

TOTAL ARIZONA		9,099,302

ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,100	2,163,723
County of Pulaski (RB)
5.000%, 03/01/37	500	514,722

TOTAL ARKANSAS		2,678,445

CALIFORNIA — (1.9%)
California State Public Works Board (RB) series D
5.000%, 11/01/41	4,000	4,186,526
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,251,111
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	941,366
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	783,823
State of California (GO)
5.000%, 08/01/25	2,765	2,826,068
5.000%, 08/01/26	2,250	2,328,434
3.500%, 08/01/27	800	796,634

85

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/27	5,610	$5,895,125
5.000%, 04/01/29	2,000	2,133,530
5.000%, 10/01/31	1,885	2,048,069
4.000%, 10/01/36	2,410	2,316,119
5.000%, 10/01/41	1,235	1,284,007

TOTAL CALIFORNIA		26,790,812

COLORADO — (1.4%)
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	815	843,729
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,189,686
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	423,833
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,036,644
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,186,565
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	30	30,478
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	327,950
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	1,270,664
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	880,987

TOTAL COLORADO		19,190,536

CONNECTICUT — (1.0%)
City of Bristol (GO)
5.000%, 03/15/29	830	889,224

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	$1,023,358
5.000%, 08/01/29	1,000	1,027,109
City of Waterbury (GO)
5.000%, 08/01/29	625	668,397
State of Connecticut (GO) Series A
4.000%, 01/15/28	2,175	2,190,333
4.000%, 01/15/34	7,015	6,922,094
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	735,030
University of Connecticut (RB) Series A
5.000%, 04/15/27	945	981,657

TOTAL CONNECTICUT		14,437,202

DELAWARE — (0.4%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	45,823
State of Delaware (GO)
5.000%, 02/01/29	5,010	5,365,774
State of Delaware (GO) Series B
5.000%, 07/01/24	470	473,872

TOTAL DELAWARE		5,885,469

DISTRICT OF COLUMBIA — (1.1%)
District of Columbia (GO) Series A
5.000%, 06/01/24	1,485	1,495,355
5.000%, 06/01/25	1,500	1,527,701
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,525	3,624,762
5.000%, 07/01/27	8,260	8,576,785

TOTAL DISTRICT OF COLUMBIA		15,224,603

FLORIDA — (5.0%)
Alachua County School Board (COP) (AGM)
5.000%, 07/01/29	5,230	5,493,390
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	593,207

86

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CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	$2,560,787
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,002,180
4.000%, 07/01/35	1,750	1,664,114
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,464,136
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	2,025	2,163,496
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	253,183
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	295,380
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,033,303
4.000%, 09/01/38	5,000	4,413,154
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,046,752
County of Miami-Dade (GO) Series A
5.000%, 07/01/25	2,295	2,337,710
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,406,396
Duval County Public Schools (COP) (AGM) Series A
5.000%, 07/01/29	1,485	1,569,036
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,018,610
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,310	1,350,512
5.000%, 11/15/29	1,060	1,097,040
5.000%, 11/15/30	1,220	1,263,078

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	$1,890,888
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	508,133
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,163,233
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	665	691,763
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	472,039
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	107,238
Pasco County School Board (COP) (AGM) Series A
5.000%, 08/01/36	1,985	2,074,768
5.000%, 08/01/37	3,000	3,095,062
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,070,481
School Board of Miami-Dade County (GO) (BAM) series A
5.000%, 03/15/39	1,000	1,044,846
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	168,061
School District of Broward County (COP) Series A
5.000%, 07/01/27	665	696,059
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,000	1,032,677
5.000%, 07/01/35	8,010	8,480,415
State of Florida (GO) Series A
5.000%, 06/01/24	1,400	1,409,361
5.000%, 06/01/25	2,500	2,546,169
State of Florida (GO) Series C
5.000%, 06/01/27	2,025	2,119,971

87

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CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
State of Florida (GO) (ST GTD) Series A
5.000%, 06/01/27	6,580	$6,866,104

TOTAL FLORIDA		71,462,732

GEORGIA — (1.8%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,049,210
Development Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	752,179
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,008,963
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	258,976
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	134,853
5.000%, 10/01/29	265	274,822
5.000%, 10/01/30	285	296,471
State of Georgia (GO) Series A
5.000%, 07/01/27	6,090	6,380,829
State of Georgia (GO) Series C
4.000%, 07/01/29	1,140	1,162,751
State of Georgia (GO) Series C-1
5.000%, 07/01/26	9,210	9,517,824
State of Georgia (GO) Series E
5.000%, 12/01/26	3,080	3,201,281

TOTAL GEORGIA		26,038,159

HAWAII — (1.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/24	2,045	2,066,588
5.000%, 10/01/25	1,925	1,966,241
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	680,162
5.000%, 07/01/25	845	860,725
County of Maui (GO)
5.000%, 03/01/24	880	883,408

	Face Amount^	Value†
	(000)
HAWAII — (Continued)
State of Hawaii (GO) Series FH
5.000%, 10/01/25	1,640	$1,673,615
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,437,333

TOTAL HAWAII		18,568,072

IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	275	284,699

ILLINOIS — (3.0%)
Chicago O’Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	4,563,508
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/33	785	779,162
Chicago O’Hare International Airport (RB) Series D
5.250%, 01/01/36	170	169,867
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	72,656
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,222,455
Cook County Community Consolidated School District No. 15 Palatine (GO) Series -
5.000%, 06/15/36	1,000	1,045,365
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,022,928
5.000%, 12/01/25	1,180	1,208,796
Cook County School District No. 78 Rosemont (GO) (AGM)
5.000%, 12/01/34	1,000	1,035,364
County of Cook (GO) Series A
5.000%, 11/15/29	1,000	1,038,709

88

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CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	$1,873,650
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	260	273,881
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,450	3,617,385
5.000%, 08/15/34	2,380	2,467,688
5.000%, 08/15/35	2,220	2,285,481
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,383,417
4.000%, 02/15/33	2,805	2,696,885
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	835,616
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,507,354
Sangamon County School District No. 186 Springfield (GO) (AGM)
4.000%, 02/01/31	1,310	1,269,876
State of Illinois (GO) series A
5.000%, 03/01/33	1,800	1,844,807
University of Illinois (RB) Series A
5.000%, 04/01/30	640	678,570
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series E
5.000%, 01/01/26	425	431,051
5.000%, 01/01/27	630	643,432
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM) Series U-A
5.000%, 01/01/26	550	557,831

TOTAL ILLINOIS		42,525,734

INDIANA — (0.5%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,650,261

	Face Amount^	Value†
	(000)
INDIANA — (Continued)
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	$376,180
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,116,539
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	514,182

TOTAL INDIANA		7,657,162

IOWA — (0.6%)
Cedar Falls Community School District (GO) (AGM) Series A
4.000%, 06/01/29	1,470	1,476,223
4.000%, 06/01/30	1,090	1,091,339
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,087,542
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,075,867
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,162,529

TOTAL IOWA		7,893,500

KANSAS — (0.4%)
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,426,820
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,194,255
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	1,971,960
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	1,572,024

TOTAL KANSAS		6,165,059

89

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CONTINUED

	Face Amount^	Value†
	(000)
KENTUCKY — (1.5%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/35	350	$366,571
5.000%, 04/01/36	1,520	1,579,277
5.000%, 04/01/37	1,600	1,645,406
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,051,645
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	1,625	1,667,171
5.000%, 08/01/31	920	929,972
5.000%, 04/01/33	3,500	3,565,459
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	667,392
5.000%, 06/01/30	560	588,854
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	156,910
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	3,741,878
5.000%, 05/15/43	3,935	4,062,850
Louisville/Jefferson County Metropolitan Government (RB) series A
5.000%, 10/01/26	1,010	1,034,167

TOTAL KENTUCKY		21,057,552

LOUISIANA — (0.7%)
Ascension Parish School Board (GO)
5.000%, 03/01/29	380	400,154
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,039,313
City of New Orleans (GO) series A
5.000%, 12/01/27	2,020	2,097,614
5.000%, 12/01/33	1,195	1,244,357
5.000%, 12/01/34	2,370	2,459,294

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	$1,080,770
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	353,171
4.000%, 03/01/30	400	398,722
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	413,688

TOTAL LOUISIANA		9,487,083

MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	516,754
5.000%, 07/01/29	480	498,991
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	2,087,645

TOTAL MAINE		3,103,390

MARYLAND — (6.2%)
City of Baltimore (GO) series A
5.000%, 10/15/30	1,825	1,968,086
County of Anne Arundel (GO)
5.000%, 10/01/29	6,560	7,047,574
5.000%, 10/01/43	2,280	2,369,794
County of Baltimore (GO)
3.000%, 11/01/24	1,000	987,707
5.000%, 03/01/27	4,075	4,244,702
5.000%, 11/01/27	2,200	2,312,650
5.000%, 03/01/28	4,000	4,222,282
County of Frederick (GO) Series A
5.000%, 08/01/27	4,725	4,943,044
County of Harford (GO) Series A
5.000%, 10/01/29	1,680	1,804,867
County of Harford (GO) Series B
5.000%, 01/15/29	1,515	1,616,641
County of Howard (GO) Series A
5.000%, 02/15/28	1,220	1,289,064

90

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CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,500	$2,631,817
County of Montgomery (GO) Series C
5.000%, 10/01/27	8,500	8,937,406
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,584,986
County of Prince George’s (GO) Series A
4.000%, 07/01/26	2,000	2,014,525
3.000%, 09/15/27	10,950	10,481,135
State of Maryland (GO) Series A
5.000%, 03/15/26	2,500	2,574,472
5.000%, 08/01/27	5,050	5,300,924
State of Maryland (GO) Series A-
5.000%, 06/01/37	3,000	3,208,699
State of Maryland (GO) Series B
5.000%, 08/01/27	6,020	6,319,121
5.000%, 08/01/28	4,130	4,389,814

TOTAL MARYLAND		88,249,310

MASSACHUSETTS — (4.0%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	7,231,175
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	815,980
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,511,619
5.000%, 06/15/25	1,565	1,597,067
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	296,765
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	5,750	6,107,735
4.000%, 02/01/39	1,000	915,223
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/26	2,000	2,062,238
5.000%, 08/01/40	12,000	12,600,778
5.000%, 08/01/41	5,000	5,212,391

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	$970,000
5.000%, 11/01/27	9,010	9,488,499
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	3,747,076
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	174,077
5.000%, 07/01/37	2,680	2,699,862
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,010	1,089,515

TOTAL MASSACHUSETTS		56,520,000

MICHIGAN — (0.7%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,175,944
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,627,427
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,030	1,078,296
Oakland University (RB) Series A
5.000%, 03/01/29	695	730,153
5.000%, 03/01/30	805	851,573
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/30	225	241,249
Romeo Community School District (GO) (Q-SBLF) Series A
5.000%, 05/01/29	270	286,597
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,394,788

TOTAL MICHIGAN		9,386,027

MINNESOTA — (1.8%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	6,096,462

91

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	$2,666,659
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	719,204
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	664,275
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,124,911
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,148,043
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,030	5,270,931
5.000%, 08/01/28	6,225	6,608,223
State of Minnesota (GO) Series D
5.000%, 08/01/24	500	504,502
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	351,222

TOTAL MINNESOTA		25,154,432

MISSISSIPPI — (0.7%)
State of Mississippi (GO) Series A
5.000%, 10/01/27	9,220	9,643,001

MISSOURI — (1.2%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,226,561
City of Kansas City (GO) Series A
3.000%, 02/01/25	4,215	4,154,722
5.000%, 02/01/37	400	424,424

	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
City of Kansas City (RB) Series C
5.000%, 09/01/29	2,000	$2,102,890
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	780	820,776
City of Wentzville (COP)
5.000%, 11/01/32	600	607,581
Columbia School District (GO) Series B
5.000%, 03/01/24	2,100	2,107,994
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,505,710
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,385	1,432,302
St. Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	2,000	2,050,276

TOTAL MISSOURI		17,433,236

MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	362,284

NEBRASKA — (0.8%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	750,722
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	2,397,743
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	4,151,440
5.000%, 12/01/42	3,635	3,756,162
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	655,992
Public Power Generation Agency (RB) Series A
5.000%, 01/01/29	45	45,325

TOTAL NEBRASKA		11,757,384

92

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CONTINUED

	Face Amount^	Value†
	(000)
NEVADA — (1.9%)
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	2,000	$2,096,280
County of Clark (GO) Series A
5.000%, 07/01/25	2,700	2,748,063
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	494,701
County of Clark Passenger Facility Charge Revenue (RB) Series C
5.000%, 07/01/26	2,060	2,119,353
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	2,850	3,003,489
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	772,798
5.000%, 07/01/28	2,640	2,762,607
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,915	2,022,851
State of Nevada (GO) series A
5.000%, 05/01/43	7,000	7,221,192
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,326,255
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,724,013

TOTAL NEVADA		27,291,602

NEW HAMPSHIRE — (0.2%)
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,565,453
State of New Hampshire (GO) Series C
5.000%, 12/01/24	450	455,731

TOTAL NEW HAMPSHIRE		2,021,184

NEW JERSEY — (2.0%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,848,142
3.000%, 02/01/27	3,035	2,899,917
3.000%, 02/01/28	4,560	4,306,575

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
County of Monmouth (GO)
5.000%, 01/15/24	970	$972,478
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,027,646
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	775,569
5.000%, 06/15/35	3,300	3,441,008
Princeton (GO)
2.000%, 12/15/24	1,790	1,736,265
State of New Jersey (GO) Series A
5.000%, 06/01/28	6,000	6,301,742
5.000%, 06/01/29	500	528,503
4.000%, 06/01/31	2,455	2,441,504
Township of Montville (GO)
3.000%, 10/01/25	505	493,994

TOTAL NEW JERSEY		27,773,343

NEW MEXICO — (0.6%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	520,477
City of Albuquerque (GO) Series A
5.000%, 07/01/24	2,800	2,822,332
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,031,371
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,014,327
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,088,521

TOTAL NEW MEXICO		8,477,028

NEW YORK — (4.6%)
City of New York (GO) Series A
5.000%, 08/01/24	2,610	2,632,346
5.000%, 08/01/26	2,015	2,079,914

93

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series E
5.000%, 08/01/26	2,500	$2,580,539
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	501,102
Dutchess County Local Development Corp. (RB) Series B
5.000%, 07/01/28	205	204,733
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	1,946,852
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	2,650	2,738,151
5.000%, 03/01/30	1,275	1,330,614
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	1,050	1,103,264
5.000%, 07/01/34	440	430,461
5.000%, 03/15/38	625	652,856
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	4,900	4,917,141
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,280	1,340,521
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	2,950	2,960,320
5.000%, 02/15/41	5,460	5,575,565
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,327,949
5.000%, 03/15/28	2,520	2,649,908
5.000%, 03/15/29	1,000	1,060,802
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	5,000	5,304,010
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	3,500,039
5.000%, 03/15/27	5,880	6,129,500
New York State Urban Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	5,814,227

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	540	$565,815
Town of Huntington (GO)
2.000%, 12/01/23	100	99,776
Town of Oyster Bay (GO) (AGM)
5.000%, 08/01/29	165	176,545
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	535,273
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,264,331

TOTAL NEW YORK		65,422,554

NORTH CAROLINA — (2.2%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,732,931
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	3,408,290
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,659,619
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	160,857
County of Guilford (GO)
5.000%, 03/01/24	2,300	2,308,831
County of Guilford (GO) Series A
5.000%, 03/01/29	1,995	2,135,505
County of Guilford (GO) Series B
5.000%, 05/01/24	2,500	2,514,818
County of Wake (GO)
5.000%, 04/01/25	2,000	2,035,529
County of Wake (GO) Series A
5.000%, 03/01/28	2,000	2,115,253
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,443,396

94

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CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,550	$1,564,073
State of North Carolina (RB)
5.000%, 03/01/25	1,000	1,015,529
5.000%, 03/01/33	50	52,613
State of North Carolina (GO) Series A
5.000%, 06/01/28	5,050	5,358,477

TOTAL NORTH CAROLINA		31,505,721

NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,356,303

OHIO — (3.2%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	261,029
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	243,570
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,023,058
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,402,381
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,265	1,278,528
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	8,959,803
County of Butler (RB)
4.000%, 11/15/35	1,000	862,861
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,404,031
4.000%, 08/01/39	1,400	1,231,423
State of Ohio (GO) Series A
5.000%, 06/15/24	800	805,952
5.000%, 09/01/25	1,000	1,022,073
State of Ohio (GO) Series B
5.000%, 08/01/24	970	978,733
5.000%, 09/01/24	2,665	2,691,550
5.000%, 09/01/27	640	670,964

	Face Amount^	Value†
	(000)
OHIO — (Continued)
5.000%, 09/15/27	1,515	$1,589,163
State of Ohio (GO) Series C
5.000%, 08/01/27	7,105	7,440,244
State of Ohio (GO) Series U
5.000%, 05/01/28	4,360	4,604,741
State of Ohio (GO) Series W
4.000%, 05/01/24	785	785,860
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,343,186
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,015,355

TOTAL OHIO		45,614,505

OKLAHOMA — (1.3%)
City of Tulsa (GO)
5.000%, 03/01/24	7,500	7,526,072
5.000%, 03/01/26	4,000	4,109,738
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,560,537
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	3,430	3,537,401
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,416,559
Oklahoma County Independent School District No. 12 Edmond (GO) Series G
4.000%, 03/01/27	740	744,815

TOTAL OKLAHOMA		18,895,122

OREGON — (2.3%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	638,845
City of Portland (GO) Series A
5.000%, 06/15/24	400	402,829

95

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,560	$1,609,218
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	1,534,684
City of Salem (GO)
5.000%, 06/01/25	530	539,788
County of Washington (GO)
5.000%, 03/01/24	2,400	2,408,501
5.000%, 03/01/25	1,000	1,014,878
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	4,887,590
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,183,716
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	2,255	2,380,263
State of Oregon (GO) Series G
5.000%, 12/01/24	2,290	2,318,676
State of Oregon Department of Transportation (RB) series A
5.000%, 11/15/41	1,515	1,574,132
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	151,833
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,661,715
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,420	2,528,178

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	1,000	$1,006,950
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,052,167

TOTAL OREGON		32,893,963

PENNSYLVANIA — (1.7%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	1,519,123
Bristol Township School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/01/26	570	584,297
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	225,457
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,303,911
County of Lebanon (GO) (AGM)
4.000%, 10/15/27	150	151,387
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	905,161
County of Montgomery (GO)
5.000%, 07/01/29	3,000	3,212,292
County of Montgomery (GO) Series A
5.000%, 01/01/25	2,390	2,423,280
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	693,574
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	411,973
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,295	2,321,911

96

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CONTINUED

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	$205,807
5.000%, 03/01/25	540	548,878
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	3,510	3,582,585
Pittsburgh Water & Sewer Authority (RB) (AGM) Series A
5.000%, 09/01/26	3,675	3,785,555
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	343,233
Sports & Exhibition Authority of Pittsburgh & Allegheny County (RB) (AGM) Series A
5.000%, 02/01/33	1,760	1,867,560

TOTAL PENNSYLVANIA		24,085,984

RHODE ISLAND — (0.4%)
Rhode Island Turnpike & Bridge Authority (RB) Series A
5.000%, 10/01/32	950	964,160
State of Rhode Island (GO) series A
5.000%, 12/01/41	240	247,723
5.000%, 12/01/42	890	913,909
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,436,287

TOTAL RHODE ISLAND		5,562,079

SOUTH CAROLINA — (2.6%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	2,176,241
County of Beaufort (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,139,208
County of Charleston (GO) Series A
5.000%, 11/01/27	4,655	4,900,442
5.000%, 11/01/29	8,145	8,770,962

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	$3,005,535
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	981,980
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,452,206
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	4,765	4,865,179
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	928,518
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,185,660
5.000%, 03/01/38	4,000	4,197,522
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,692,943

TOTAL SOUTH CAROLINA		36,296,396

SOUTH DAKOTA — (0.2%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,189,045

TENNESSEE — (3.5%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	3,466,119
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,508,935
County of Hamilton (GO) Series A
5.000%, 04/01/26	3,000	3,090,556
County of Knox (GO)
5.000%, 06/01/29	1,750	1,863,319
County of Sumner (GO)
5.000%, 06/01/24	720	724,690

97

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CONTINUED

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
County of Williamson (GO)
5.000%, 04/01/39	2,670	$2,813,581
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/31	5,465	5,666,998
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,580	3,739,702
Metropolitan Government of Nashville & Davidson County (GO) series A
5.000%, 01/01/30	1,005	1,074,308
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 07/01/28	10,075	10,202,981
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	1,994,538
State of Tennessee (GO) Series A
5.000%, 02/01/27	7,720	8,037,279
State of Tennessee (GO) Series B
5.000%, 08/01/25	1,000	1,020,384
Tennessee State School Bond Authority (RB) (ST INTERCEPT) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,064,855

TOTAL TENNESSEE		50,268,245

TEXAS — (18.4%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,009,100
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	4,820,681
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,003,187

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	$1,466,684
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	564,022
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	756,255
5.000%, 08/01/25	250	254,926
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	1,660,733
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/43	14,355	14,758,960
Board of Regents of the University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	1,867,266
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,144,762
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	5,011,319
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,587,949
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,114,538
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	952,105
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,003,043
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,020	1,056,453

98

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	$2,323,669
City of Amarillo (GO)
2.000%, 02/15/24	4,900	4,862,180
4.000%, 02/15/24	1,555	1,555,857
2.000%, 02/15/25	5,015	4,852,499
4.000%, 02/15/25	1,620	1,625,190
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,609,021
5.000%, 08/15/37	1,995	2,115,061
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,213,976
City of Austin (GO)
5.000%, 09/01/24	1,215	1,226,195
5.000%, 09/01/38	790	824,376
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/42	900	923,385
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	895	952,159
5.000%, 11/15/41	1,715	1,760,008
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/29	590	618,798
5.000%, 07/01/30	1,040	1,094,750
City of Carrollton (GO)
5.000%, 08/15/24	1,835	1,850,562
City of Cedar Park (GO)
5.000%, 02/15/29	590	626,586
City of Celina (GO)
4.125%, 09/01/24	2,325	2,328,678
5.000%, 09/01/31	405	433,760
5.000%, 09/01/32	465	500,735
City of College Station (GO)
5.000%, 02/15/29	330	348,516
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	606,120
City of Dallas Waterworks & Sewer System Revenue (RB) series C
4.000%, 10/01/34	2,060	2,011,753

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	$687,240
5.000%, 10/01/25	1,000	1,018,647
City of Denton (GO)
3.000%, 02/15/24	3,615	3,600,091
4.000%, 02/15/25	3,790	3,795,053
5.000%, 02/15/29	2,150	2,274,853
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,603,611
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,569,854
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,068,547
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	4,000	4,011,599
5.000%, 02/15/25	9,470	9,600,201
City of Garland (GO)
5.000%, 02/15/25	2,030	2,058,165
City of Houston (GO) Series A
5.000%, 03/01/25	500	507,569
City of Irving (GO)
5.000%, 09/15/28	1,845	1,940,579
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,313,896
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,065,658
City of Pearland (GO)
5.000%, 03/01/25	3,885	3,937,757
City of Pflugerville (GO)
5.000%, 08/01/37	425	440,641
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,780,521
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	503,545
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,208,460
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	370,353
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	720,150

99

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	$2,317,205
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/24	410	410,338
5.000%, 08/15/37	2,000	2,107,503
County of Bexar (RB)
5.000%, 08/15/27	680	702,251
County of Collin (GO)
5.000%, 02/15/38	415	433,032
County of Harris (GO) Series A
5.000%, 10/01/24	1,000	1,009,659
5.000%, 10/01/29	1,940	2,066,102
County of San Patricio (GO)
5.000%, 04/01/29	150	157,755
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	905	960,673
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	800,842
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	504,550
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,008,404
5.000%, 08/15/37	250	262,876
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	500	500,373
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,017,581
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	466,678
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,003,043

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	$1,384,789
5.000%, 10/01/33	895	957,810
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	1,064,589
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,541,769
5.000%, 07/01/29	2,195	2,289,712
3.000%, 10/01/40	2,120	1,565,764
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	676,532
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,000	4,106,544
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,180,631
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,534,186
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,015,636
5.000%, 02/15/37	250	263,592
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	518,928
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,017,426
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/26	500	512,665
5.000%, 05/15/32	1,475	1,567,195
Lower Colorado River Authority (RB)
5.000%, 05/15/33	1,105	1,144,571
5.000%, 05/15/41	1,600	1,592,132

100

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	500	$523,007
5.000%, 05/15/30	400	420,032
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/24	5,715	5,763,062
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,010	2,116,850
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/26	3,500	3,581,088
5.000%, 01/01/27	1,910	1,975,871
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,008,558
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,219,696
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/25	1,880	1,916,895
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,750	1,827,888
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	4,958,345
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	5,672,537
Plano Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	6,000	6,018,431
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,482,090
5.000%, 08/15/30	1,000	1,074,279

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	$7,281,883
State of Texas (GO) Series A
5.000%, 04/01/25	1,000	1,015,279
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	5,000	5,044,711
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,186,784
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	200	208,835
5.000%, 07/01/30	455	478,140
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,508,312
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	500	530,092
5.000%, 02/01/30	1,000	1,068,039
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/29	820	865,616
Texas Transportation Commission State Highway Fund (RB)
5.250%, 04/01/26	300	309,791
5.000%, 10/01/26	4,385	4,531,298
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,466,683
5.000%, 08/01/29	250	266,824
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/29	500	529,603
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	208,192
5.000%, 08/01/32	485	520,496

101

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Waller Consolidated Independent School District (GO) (BAM)
5.000%, 02/15/31	3,715	$3,985,826
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/27	765	833,561
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	495,873
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	579,125
5.000%, 02/15/31	875	945,138
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	5,977,985

TOTAL TEXAS		261,432,858

UTAH — (1.4%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	2,802,005
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,135	2,286,399
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	2,070,114
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,101,352
State of Utah (GO)
5.000%, 07/01/26	4,450	4,604,451
5.000%, 07/01/27	6,130	6,422,740
State of Utah (GO) Series B
5.000%, 07/01/24	1,010	1,018,055

TOTAL UTAH		20,305,116

VIRGINIA — (3.8%)
Arlington County Industrial Development Authority (RB)
5.000%, 07/01/26	100	101,916

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,175	$3,326,184
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,060,103
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	296,631
5.000%, 09/01/37	550	587,351
City of Norfolk (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/28	2,405	2,555,216
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,034,658
5.000%, 11/01/42	2,040	2,132,406
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/24	3,170	3,196,798
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,411,386
City of Richmond (GO) Series B
5.000%, 07/15/25	3,000	3,062,092
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,265,690
5.000%, 06/01/25	500	509,619
County of Arlington (GO)
5.000%, 06/15/37	7,025	7,509,085
County of Chesterfield (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,133,914
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,051,086
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,762,273
5.000%, 08/01/28	2,905	3,087,751
County of Henrico Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,406,065

102

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
County of Loudoun (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	$2,522,764
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	512,605
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	4,724,377
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	427,595
5.000%, 01/01/29	530	541,979

TOTAL VIRGINIA		54,219,544

WASHINGTON — (6.4%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,024,621
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,007,386
5.000%, 07/01/25	900	916,021
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	335,718
City of Seattle (GO) Series A
5.000%, 12/01/26	3,060	3,175,971
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	8,780,583
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/24	2,265	2,282,619
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/24	270	270,424
5.000%, 01/01/29	410	432,002
5.000%, 01/01/30	500	530,805

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	$679,612
5.000%, 01/01/30	880	934,216
County of King (GO) Series A
5.000%, 06/01/28	3,565	3,773,489
5.000%, 06/01/29	2,050	2,193,412
County of King (GO) Series E
5.000%, 12/01/25	975	998,990
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,105	1,150,827
5.000%, 07/01/39	8,830	9,186,103
5.000%, 07/01/40	3,760	3,892,481
5.000%, 07/01/41	3,305	3,416,132
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	1,531,578
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,859,293
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	250	263,666
5.000%, 12/01/41	2,260	2,337,819
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,484,179
5.000%, 12/01/26	1,555	1,613,933
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	1,000	1,002,355
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,093,588
State of Washington (GO) Series 2023-A
5.000%, 08/01/38	1,435	1,509,769
State of Washington (GO) Series 2023-B
5.000%, 07/01/35	6,000	6,504,681

103

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) series A
5.000%, 08/01/40	2,325	$2,398,762
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,180,780
5.000%, 08/01/39	1,000	1,034,914
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	1,589,470
State of Washington (GO) Series B
5.000%, 07/01/24	2,000	2,015,427
State of Washington (GO) series C
5.000%, 02/01/42	1,520	1,554,769
State of Washington (GO) Series C
5.000%, 02/01/38	2,460	2,535,299
State of Washington (GO) Series D
5.000%, 06/01/25	1,500	1,527,932
State of Washington (GO) Series E
5.000%, 06/01/38	2,410	2,494,665
State of Washington (GO) Series R
4.000%, 07/01/29	3,205	3,247,621

TOTAL WASHINGTON		90,761,912

WEST VIRGINIA — (0.3%)
State of West Virginia (GO) Series A
5.000%, 12/01/23	500	500,437
5.000%, 12/01/24	755	764,614
5.000%, 12/01/41	2,500	2,550,554
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	400,870

TOTAL WEST VIRGINIA		4,216,475

WISCONSIN — (2.9%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,045,236
5.000%, 10/01/26	920	952,236
City of Madison (GO) Series C
5.000%, 10/01/26	945	978,112

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,015	$4,101,533
5.000%, 04/01/28	5,385	5,533,024
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/34	1,185	1,221,989
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	444,349
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,272,873
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	1,818,446
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,211,193
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	589,827
Racine Unified School District (GO) (AGM)
5.000%, 04/01/39	1,125	1,154,581
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,500	1,602,960
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,679,108
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,280,257
State of Wisconsin (GO) Series A
5.000%, 05/01/25	2,885	2,938,510
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	3,338,271
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,070	1,118,216

104

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CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin Department of Transportation (RB) series A
5.000%, 07/01/43	3,940	$4,085,866

TOTAL WISCONSIN		41,366,587

TOTAL MUNICIPAL BONDS (Cost $1,464,314,965)		1,390,941,723

	Shares	Value
INVESTMENT COMPANIES — (2.2%)
BlackRock Liquidity Funds MuniCash (Cost $31,631,357)	31,631,357	$31,631,358

TOTAL INVESTMENTS — (100.0%) (Cost $1,495,946,322)		$1,422,573,081

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,390,941,723	—	$1,390,941,723
Investment Companies	$31,631,358	—	—	31,631,358

TOTAL	$31,631,358	$1,390,941,723	—	$1,422,573,081

See accompanying Notes to Financial Statements.

105

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.3%)
ALABAMA — (0.5%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$695,058
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	308,281
4.000%, 02/01/38	750	640,989
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	217,275

TOTAL ALABAMA		1,861,603

ALASKA — (1.8%)
Alaska Municipal Bond Bank Authority (RB) Series 1
5.000%, 05/01/27	250	257,612
Borough of Matanuska-Susitna (RB)
5.250%, 09/01/28	350	355,597
Municipality of Anchorage (GO)
4.250%, 12/15/23	4,000	4,001,022
State of Alaska (GO) Series A
5.000%, 08/01/36	250	262,695
State of Alaska (GO) series B
5.000%, 08/01/29	1,110	1,128,250
State of Alaska (GO) Series B
5.000%, 08/01/30	500	507,798

TOTAL ALASKA		6,512,974

ARIZONA — (0.8%)
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,145	1,179,965
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	1,040,330

	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	$206,091
4.000%, 09/01/37	375	327,750
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	160	167,778

TOTAL ARIZONA		2,921,914

ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	41,024
5.000%, 09/01/30	10	10,303
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	206,805
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	214,407

TOTAL ARKANSAS		472,539

CALIFORNIA — (0.7%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	258,962
City of Sacramento Transient Occupancy Tax Revenue (RB) Series A
5.000%, 06/01/26	250	256,024
Hesperia Community Redevelopment Successor Agency (TAN) (AGM) Series A
3.375%, 09/01/37	500	399,579
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	234,851
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	307,222

106

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	$165,653
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/40	210	196,628
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	473,493
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	172,658
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	91,252

TOTAL CALIFORNIA		2,556,322

COLORADO — (1.9%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	171,847
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	530	549,421
Colorado Health Facilities Authority (RB) Series A-1
5.000%, 08/01/25	25	25,185
4.000%, 08/01/37	300	265,115
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	795	800,605
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	2,000	2,014,123
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	327,875
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	990	982,657
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	233,362
5.000%, 09/01/36	300	313,179

	Face Amount	Value†
	(000)
COLORADO — (Continued)
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	$363,343
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	292,425
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	292,563
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	125	133,662

TOTAL COLORADO		6,765,362

CONNECTICUT — (0.9%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	370,325
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	510,920
City of New Haven (GO) Series A
5.000%, 08/01/29	595	611,130
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	305	313,208
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	462,445
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	515	549,466
5.000%, 05/01/38	500	517,137

TOTAL CONNECTICUT		3,334,631

DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	115	121,748

DISTRICT OF COLUMBIA — (0.6%)
District of Columbia (RB)
5.000%, 04/01/26	50	50,918
District of Columbia (GO) Series A
4.000%, 10/15/39	1,610	1,460,729

107

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	430	$440,738
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	256,269

TOTAL DISTRICT OF COLUMBIA		2,208,654

FLORIDA — (10.6%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 04/01/41	1,500	1,463,201
Brevard County School District (COP)
5.000%, 07/01/27	305	306,694
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	241,227
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	345	306,958
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	265	283,124
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	420,770
5.000%, 10/01/37	400	415,005
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/25	500	510,414
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	2,040	2,080,830
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	265,726
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/24	955	964,567
5.000%, 10/01/25	1,295	1,318,190

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Orlando Tourist Development Tax Revenue (RB) (AGM) Series A
5.000%, 11/01/25	800	$809,924
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	2,030	2,050,776
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,035,879
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,000	882,631
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	783,917
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	325	327,251
County of Miami-Dade (GO) Series B
4.000%, 07/01/33	1,485	1,451,495
County of Miami-Dade Aviation Revenue (RB) Series A
5.000%, 10/01/30	540	547,721
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	750	765,243
County of Miami-Dade Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,225	2,262,070
County of Pasco (GO) Series A
5.000%, 10/01/24	570	575,301
5.000%, 10/01/25	570	581,367
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	695	708,505
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	350	355,326
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	100	103,494

108

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County School Board (COP)
5.000%, 07/01/30	620	$642,939
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	595	600,426
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	855	882,154
JEA Electric System Revenue (RB) Series 3-2021A
5.000%, 10/01/33	1,000	1,063,931
JEA Water & Sewer System Revenue (RB) series A
4.000%, 10/01/30	1,020	1,020,194
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	382,225
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	303,535
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/24	1,000	1,003,925
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	252,316
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	491,147
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,220	3,189,605
Polk County School District (COP) Series A
5.000%, 01/01/28	585	608,864
School Board of Miami-Dade County (RN)
5.000%, 06/18/24	1,000	1,006,033
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	560	566,151

	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School Board of Miami-Dade County Series B
5.000%, 05/01/24	1,410	$1,415,662
School District of Broward County (COP) Series A
5.000%, 07/01/32	560	566,833
South Florida Water Management District (COP)
3.000%, 10/01/31	450	402,638
5.000%, 10/01/36	1,395	1,414,650
Town of Longboat Key (GO)
5.000%, 08/01/24	375	378,183
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	532,356
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	260	264,907

TOTAL FLORIDA		38,806,280

GEORGIA — (0.8%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/26	100	101,316
5.000%, 03/01/29	250	253,443
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	250	262,062
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	394,580
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	780	783,914
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	425	443,310
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	102,831
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	147,946

109

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	$206,234
5.000%, 10/01/28	170	176,346

TOTAL GEORGIA		2,871,982

HAWAII — (0.4%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	333,977
4.000%, 07/01/39	700	643,329
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	461,992

TOTAL HAWAII		1,439,298

IDAHO — (0.1%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	425	414,712

ILLINOIS — (6.6%)
Chicago O’Hare International Airport (RB) Series A
5.000%, 01/01/31	260	273,464
Chicago O’Hare International Airport (RB) Series C
5.000%, 01/01/38	1,010	999,032
Chicago O’Hare International Airport (RB) Series D
5.000%, 01/01/41	1,000	1,002,787
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	592,932
5.000%, 06/01/29	1,230	1,271,392
City of Chicago (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,160	3,188,908
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	2,235	2,255,446
City of Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	140,853

	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
5.000%, 03/01/29	360	$361,961
Cook County Community Consolidated School District No. 15 Palatine (GO) series A
5.250%, 12/15/24	1,265	1,282,329
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,024,404
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	450	442,969
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	135	142,207
4.000%, 11/15/39	100	88,799
5.000%, 11/15/42	1,255	1,239,232
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	575	587,154
Illinois Finance Authority (RB)
5.000%, 01/01/27	1,240	1,285,010
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	390	401,503
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	790	808,536
5.000%, 02/15/31	575	588,798
4.000%, 02/15/33	285	274,015
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	224,628
5.000%, 01/01/39	740	744,329
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	325	326,852
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	498,795

110

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
State of Illinois (GO)
5.500%, 01/01/30	1,000	$1,059,810
4.000%, 06/01/37	100	88,880
State of Illinois (GO) Series C
4.000%, 03/01/24	1,000	998,568
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	898,904
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	513,277
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27(Pre-refunded @ $100, 1/1/26)	300	307,389
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series E
5.000%, 01/01/27	235	238,848

TOTAL ILLINOIS		24,152,011

INDIANA — (1.1%)
Ball State University (RB) Series R
5.000%, 07/01/29	280	290,085
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	285,522
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	395,194
4.000%, 02/01/34	750	723,356
5.000%, 10/01/41	510	521,301
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,358,313
Indiana State University (RB) Series T
4.000%, 10/01/39	110	95,223
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	359,927

TOTAL INDIANA		4,028,921

	Face Amount	Value†
	(000)
IOWA — (1.7%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/24	1,215	$1,215,183
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,350	1,372,854
Waukee Community School District (GO) Series A
5.000%, 06/01/24	3,535	3,555,600

TOTAL IOWA		6,143,637

KANSAS — (0.6%)
City of Olathe (GO) Series A
5.000%, 08/01/24	2,000	2,013,128

KENTUCKY — (1.4%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	245,573
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,021,859
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series A
5.000%, 04/01/38	680	692,259
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/24	95	95,636
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	512,487
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	525	546,989
Louisville/Jefferson County Metropolitan Government (RB) series A
5.000%, 10/01/26	1,065	1,090,483
University of Louisville (RB) (BAM ST INTERCEPT) Series B
4.000%, 09/01/30	400	391,428

111

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	390	$386,222

TOTAL KENTUCKY		4,982,936

LOUISIANA — (0.9%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,054,740
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	125	129,900
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	303,696
Lafourche Parish School Board (GO)
5.000%, 03/01/29	40	42,023
Lafourche Parish School Board (GO) Series A-1
5.000%, 03/01/28	625	651,325
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/31	250	258,141
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	204,984
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	505	510,873

TOTAL LOUISIANA		3,155,682

MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	235	238,932

MARYLAND — (0.3%)
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	900,030

MASSACHUSETTS — (0.5%)
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	332,516

	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Development Finance Agency (RB) Series H
5.000%, 01/01/24	70	$70,084
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	490	495,811
5.000%, 10/01/29	150	154,297
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	775	797,705

TOTAL MASSACHUSETTS		1,850,413

MICHIGAN — (1.8%)
Central Michigan University (RB)
4.000%, 10/01/35	450	420,583
4.000%, 10/01/36	470	428,076
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	824,388
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	510	506,494
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	658,711
4.000%, 03/01/34	320	306,412
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	218,555
Ferris State University (RB)
5.000%, 10/01/27	480	489,952
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	215	222,848
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	180	179,910
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	509,320
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,175	1,189,683
4.000%, 11/15/35	295	269,788

112

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	$506,510

TOTAL MICHIGAN		6,731,230

MINNESOTA — (0.3%)
City of St. Cloud (RB) Series B
5.000%, 05/01/24	1,000	1,004,407
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	236,596

TOTAL MINNESOTA		1,241,003

MISSISSIPPI — (0.2%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	615	623,220

MISSOURI — (1.2%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	347,702
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
4.000%, 07/01/34	500	474,341
5.000%, 11/15/38	1,020	1,012,418
Health & Educational Facilities Authority of the State of Missouri (RB) Series E
5.000%, 11/15/29	350	358,368
Jefferson City School District (COP)
4.000%, 04/01/24	200	199,927
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	121,185
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	15,782
5.000%, 03/01/33	450	471,501

	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Missouri Joint Municipal Electric Utility Commission (RB)
5.000%, 01/01/27	1,285	$1,321,978

TOTAL MISSOURI		4,323,202

MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	452,855

NEBRASKA — (0.3%)
Public Power Generation Agency (RB)
5.000%, 01/01/41	1,000	1,003,070

NEVADA — (2.8%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	545	573,345
Clark County School District (GO) Series A
5.000%, 06/15/28	390	403,835
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	345,964
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	425	448,108
5.000%, 07/01/40	500	509,765
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	300	311,522
County of Washoe (GO)
5.000%, 07/01/24	735	740,381
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	330	336,234
Las Vegas Convention & Visitors Authority (RB) Series C
4.000%, 07/01/35	1,345	1,270,140
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	249,619
State of Nevada (GO) Series D
5.000%, 04/01/27	2,170	2,203,677

113

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO)
5.000%, 06/01/25	1,495	$1,516,868
Washoe County School District (GO) Series B
5.000%, 04/01/27	1,000	1,037,625
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	225	229,820

TOTAL NEVADA		10,176,903

NEW JERSEY — (2.4%)
City of New Brunswick (GO)
4.750%, 05/31/24	1,700	1,706,421
City of Vineland (GO) (AGM)
3.000%, 10/01/28	515	480,797
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	152,340
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	330,745
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	309,937
New Jersey Educational Facilities Authority (RB) (AGM) Series C
5.000%, 07/01/28	100	103,351
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	155,079
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	738,638
5.250%, 06/15/31	270	273,001
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	677,250
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	645,157

	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	$343,103
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,000	1,006,798
Township of Union/Union County (GO)
5.000%, 01/23/24	2,000	2,004,921

TOTAL NEW JERSEY		8,927,538

NEW YORK — (2.0%)
Corning City School District (GO) (ST AID WITHHLDG) Series B
5.000%, 06/21/24	1,500	1,509,446
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	1,000	1,003,741
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	1,017,808
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	153,180
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	715	718,644
5.000%, 12/01/28	315	317,642
New York City Industrial Development Agency (RB) (AGM) Series A
3.000%, 01/01/33	500	420,335
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	751,764
Palmyra Macedon Central School District (GO) (ST AID WITHHLDG)
4.750%, 06/13/24	1,500	1,506,513

TOTAL NEW YORK		7,399,073

NORTH CAROLINA — (2.3%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,495	1,502,107

114

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	$1,497,364
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	464,436
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	410	429,068
North Carolina Turnpike Authority (RB) (AGM)
5.000%, 01/01/38	1,000	1,009,080
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	3,500	3,507,488

TOTAL NORTH CAROLINA		8,409,543

NORTH DAKOTA — (0.0%)
City of Grand Forks (RB)
5.000%, 12/01/29	125	123,349

OHIO — (1.2%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	1,590	1,659,446
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	193,113
County of Butler (RB)
4.000%, 11/15/35	1,000	862,861
County of Montgomery (RB)
5.000%, 08/01/28	360	373,241
4.000%, 08/01/39	600	527,753
4.000%, 08/01/40	500	434,471
Ohio Higher Educational Facility Commission (RB)
4.000%, 05/01/40	10	8,554
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	285	292,042

TOTAL OHIO		4,351,481

OKLAHOMA — (1.2%)
City of Bixby (GO) Series A
4.000%, 06/01/26	1,000	1,002,249
City of Oklahoma City (GO) Series A
2.000%, 03/01/26	2,000	1,864,801

	Face Amount	Value†
	(000)
OKLAHOMA — (Continued)
Grady County School Finance Authority (RB) Series A
4.000%, 12/01/23	500	$499,779
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	764,519
University of Oklahoma (RB) Series C
5.000%, 07/01/27	215	220,299

TOTAL OKLAHOMA		4,351,647

OREGON — (0.3%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	218,562
Metro (RB)
5.000%, 06/15/30	225	232,368
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	582,963
5.000%, 05/15/37	200	201,464

TOTAL OREGON		1,235,357

PENNSYLVANIA — (4.8%) Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,265,936
4.000%, 07/15/38	1,125	992,088
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	251,637
Chester County School Authority (RB)
5.000%, 03/01/28	235	240,111
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	710,743
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	528,908
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	773,274
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	233,619

115

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
County of Westmoreland (GO) Series A
5.000%, 08/15/29	530	$550,938
Delaware River Port Authority (RB) Series B
5.000%, 01/01/24	1,510	1,512,674
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	400	401,351
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	252,658
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	520,470
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	955	974,124
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/28	1,000	1,002,547
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	245	248,948
5.000%, 05/01/34	1,260	1,274,775
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/33	1,555	1,587,157
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,299,339
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	260,948
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	502,556
5.000%, 09/01/31	780	830,521
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	256,811

	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Reading School District (GO) (BAM ST AID WITHHLDG) Series C
5.000%, 04/01/24	1,000	$1,002,861

TOTAL PENNSYLVANIA		17,474,994

RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	110	111,762

SOUTH CAROLINA — (1.5%)
Berkeley County School District (SCSDE) series A
5.000%, 05/30/24	2,500	2,515,211
College of Charleston (RB) Series A
3.000%, 04/01/32	750	660,215
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	377,586
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	464,259
South Carolina Public Service Authority (RB) Series A
4.000%, 12/01/40	1,095	934,809
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/25	630	632,221

TOTAL SOUTH CAROLINA		5,584,301

SOUTH DAKOTA — (0.5%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	888,841
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	115,314
South Dakota State Building Authority (RB) Series E
¤ 5.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	815	820,263

TOTAL SOUTH DAKOTA		1,824,418

116

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TENNESSEE — (2.8%)
City of Jackson (GO)
5.000%, 06/01/24	1,000	$1,006,514
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	972,254
5.000%, 07/01/25	970	988,523
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,020	2,073,600
County of Maury (GO)
5.000%, 04/01/25	855	869,243
County of Sumner (GO)
5.000%, 06/01/24	940	946,124
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	676,328
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	655	660,193
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	100	101,448
5.000%, 07/01/31	1,000	1,036,962
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,020	1,048,933

TOTAL TENNESSEE		10,380,122

TEXAS — (24.1%)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	312,325
Austin Independent School District (GO)
5.000%, 08/01/41	1,475	1,513,666
Bexar County Hospital District (GO)
5.000%, 02/15/27	555	572,908
5.000%, 02/15/42	250	254,565

	Face Amount	Value†
	(000)
TEXAS — (Continued)
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	200	$190,421
Carrollton-Farmers Branch Independent School District (GO)
5.000%, 02/15/24	4,280	4,292,411
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 7/1/25)	1,140	1,159,557
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	504,235
4.000%, 01/01/40	755	666,318
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,314,906
City of Abilene (GO)
¤ 5.000%, 02/15/41 (Pre-refunded @ $100, 2/15/24)	2,000	2,006,480
City of Austin (GO)
5.000%, 09/01/27	1,330	1,340,091
City of Austin (GO) Series A
5.000%, 09/01/24	45	45,415
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	400	405,266
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,070	2,117,328
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	690	694,072
City of Celina (GO)
4.125%, 09/01/25	1,000	1,000,770
City of El Paso (GO) Series A
5.000%, 08/15/26	1,010	1,040,908
City of Fort Worth (GO)
4.000%, 03/01/29	2,205	2,161,344
City of Fort Worth (GO) Series A
5.000%, 03/01/25	570	577,814

117

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Houston (GO) Series A
5.000%, 03/01/26	3,000	$3,007,109
5.000%, 03/01/30	1,340	1,386,667
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	487,437
City of Irving (GO)
5.000%, 09/15/26	240	247,207
City of League City (GO)
4.000%, 02/15/28	160	159,952
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	411,505
5.000%, 05/15/30	415	440,667
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,164,457
City of Odessa (GO)
5.000%, 03/01/29	185	191,231
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,013,749
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	570	571,262
5.000%, 02/01/26	6,000	6,139,804
5.000%, 02/01/27	1,145	1,183,895
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,004,254
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,280	1,309,779
Comal Independent School District (GO) (PSF-GTD)
5.000%, 02/01/24	585	586,586
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	3,995	4,082,674
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	890	903,355
County of Bell (GO)
¤ 5.000%, 08/15/31 (Pre-refunded @ $100, 8/15/24)	2,500	2,521,931
County of Bexar (GO)
4.000%, 06/15/26	600	601,415

	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Harris (GO) Series A
5.000%, 10/01/26	560	$569,520
Dallas College (GO)
5.000%, 02/15/28	430	450,507
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	795	809,538
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	37,337
4.000%, 11/01/39	465	422,455
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	100	100,000
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	196,631
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	310,170
Fort Bend County Municipal Utility District No. 58 (GO) (BAM)
2.000%, 04/01/24	100	98,600
Fort Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/39 (Pre-refunded @ $100, 2/15/24)	6,500	6,519,940
Greater Greenspoint Redevelopment Authority (TAN) (AGM)
4.000%, 09/01/34	250	241,111
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/26	1,035	1,042,745
5.000%, 05/15/28	790	814,714
5.000%, 07/01/28	360	373,608
5.000%, 05/15/31	510	526,659
3.000%, 10/01/40	100	73,857
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	313,319

118

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
TEXAS — (Continued)
Houston Community College System (RB)
5.000%, 04/15/26	1,210	$1,225,020
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,035	1,050,531
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	255,758
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,120	1,137,512
Keller Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/33 (Pre-refunded @ $100, 2/15/25)	2,500	2,534,658
Lower Colorado River Authority (RB)
5.000%, 05/15/39	1,205	1,210,595
5.000%, 05/15/41	725	720,981
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/38	450	453,649
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,132,554
North East Independent School District (GO) (PSF-GTD) Series B
¤ 4.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	2,335	2,334,916
Northside Independent School District (GO) (PSF-GTD)
4.000%, 08/15/26	1,385	1,388,220
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/25)	635	643,541
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	96,152

	Face Amount	Value†
	(000)
TEXAS — (Continued)
Port Freeport (RB) Series B
5.000%, 06/01/29	350	$354,158
Roma Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/26	540	541,140
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	835	846,028
State of Texas (GO)
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/24)	1,835	1,844,091
Stephen F Austin State University (RB)
5.000%, 10/15/29	340	348,384
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	169,993
Texas State Technical College (RB) (AGM) Series A
5.000%, 08/01/31	1,000	1,064,219
Timber Lane Utility District (GO) (AGM) series A
4.000%, 08/01/26	365	365,145
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,591,928
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	756,803
5.000%, 02/01/25	400	405,088
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	250	262,506
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	695	731,836
Waco Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	1,100	1,099,535

TOTAL TEXAS		88,051,388

119

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
UTAH — (1.4%)
Canyons School District (GO) (SCH BD GTY)
5.000%, 06/15/24	1,050	$1,057,491
County of Uintah (GO)
¤ 4.000%, 12/15/28 (Pre-refunded @ $100, 6/15/26)	750	755,236
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,018,929
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	410	434,842
Murray City School District (GO) (SCH BD GTY) Series B
5.000%, 02/01/25	1,250	1,268,186
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	670	687,637

TOTAL UTAH		5,222,321

VIRGINIA — (0.1%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	190	194,294

WASHINGTON — (9.2%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	630	644,228
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,284,800
5.000%, 11/01/26	750	777,594
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	470	502,242
4.000%, 04/01/33	625	618,365
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	170,353

	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Water System Revenue (RB)
5.000%, 05/01/24	2,010	$2,021,913
County of King Sewer Revenue (RB) Series B
¤ 4.000%, 07/01/32	2,500	2,503,072
Energy Northwest (RB)
4.000%, 07/01/27	325	322,951
Energy Northwest (RB) Series A
5.000%, 07/01/31	1,185	1,192,589
5.000%, 07/01/35	2,760	2,795,342
Energy Northwest (RB) Series C
5.000%, 07/01/26	1,025	1,032,168
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,024,404
King County School District No. 403 Renton (GO) (SCH BD GTY)
5.000%, 12/01/24	1,310	1,326,821
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	290,225
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,500	1,516,720
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	560	580,397
Port of Seattle (GO)
4.000%, 06/01/32	900	868,296
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,075	2,121,010
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,035	1,053,858
State of Washington (GO) Series B
5.000%, 07/01/24	1,135	1,143,755
5.000%, 08/01/29	855	877,427

120

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series C
5.000%, 06/01/29	1,010	$1,035,187
5.000%, 02/01/34	2,015	2,096,706
State of Washington (GO) Series D
5.000%, 02/01/35	2,000	1,999,719
State of Washington (GO) Series E
5.000%, 02/01/27	625	626,477
State of Washington (GO) Series R-2018D
5.000%, 08/01/25	745	760,060
State of Washington (COP) Series D
5.000%, 07/01/40	630	642,302
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	741,348
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/25	35	35,259
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	983,260

TOTAL WASHINGTON		33,588,848

WEST VIRGINIA — (0.1%)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	441,084

WISCONSIN — (6.3%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	791,127
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	533,621
City of Milwaukee (GO) series N4 & B5
5.000%, 04/01/26	480	484,973
4.000%, 04/01/28	335	335,160
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	225	230,081

	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	$267,805
Green Bay Area Public School District (GO)
5.000%, 04/01/25	365	370,125
Lomira School District (GO) (AGM)
¤ 3.500%, 03/01/30 (Pre-refunded @ $100, 3/1/24)	1,530	1,527,878
¤ 3.750%, 03/01/31 (Pre-refunded @ $100, 3/1/24)	1,585	1,584,087
Madison Metropolitan School District (GO)
5.000%, 03/01/24	3,385	3,397,214
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,291,226
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	880	911,327
Northcentral Technical College District (GO) Series A
5.000%, 03/01/24	2,000	2,005,764
Platteville School District (GO)
5.000%, 03/01/31	565	598,039
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	598,794
4.000%, 07/01/39	675	588,794
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,486,537
Sauk Prairie School District (GO)
¤ 3.500%, 03/01/32 (Pre-refunded @ $100, 3/1/24)	2,235	2,231,901
State of Wisconsin (GO) Series A
5.000%, 05/01/30	1,110	1,137,099
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	670	673,823
5.000%, 07/01/34	220	223,337

121

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,230	$1,162,496
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	604,673

TOTAL WISCONSIN		23,035,881

TOTAL MUNICIPAL BONDS (Cost $387,721,618)		363,012,593

	Shares	Value†
INVESTMENT COMPANIES — (0.7%)
BlackRock Liquidity Funds MuniCash (Cost $2,722,914)	2,722,914	$2,722,914

TOTAL INVESTMENTS — (100.0%) (Cost $390,444,532)		$365,735,507

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$363,012,593	—	$363,012,593
Investment Companies	$2,722,914	—	—	2,722,914

TOTAL	$2,722,914	$363,012,593	—	$365,735,507

See accompanying Notes to Financial Statements.

122

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (97.9%)
ALABAMA — (0.6%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
5.000%, 02/01/24	380	$380,615
University of South Alabama (RB) (AGM)
5.000%, 11/01/24	675	680,451

TOTAL ALABAMA		1,061,066

ALASKA — (1.7%)
Alaska Municipal Bond Bank Authority (RB)
5.000%, 12/01/23	680	680,455
Borough of North Slope (GO) series A
5.000%, 06/30/25	200	203,286
Municipality of Anchorage (GO)
4.250%, 12/15/23	2,000	2,000,511

TOTAL ALASKA		2,884,252

ARIZONA — (0.2%)
Arizona Health Facilities Authority (RB) Series A
5.000%, 12/01/26	305	306,764

CALIFORNIA — (0.6%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	253,209
Peralta Community College District (GO) Series A
5.000%, 08/01/25	780	788,053

TOTAL CALIFORNIA		1,041,262

COLORADO — (0.8%)
City & County of Denver Airport System Revenue (RB) Series C
5.000%, 11/15/25	335	342,264

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
Colorado State Education Loan Program (RN) Series A
5.000%, 06/28/24	1,000	$1,007,061

TOTAL COLORADO		1,349,325

CONNECTICUT — (0.8%)
Connecticut State Health & Educational Facilities Authority (RB) Series M
5.000%, 07/01/27	600	607,677
State of Connecticut (GO) Series A
4.000%, 01/15/25	365	365,661
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 01/01/24	350	350,614

TOTAL CONNECTICUT		1,323,952

DISTRICT OF COLUMBIA — (1.1%)
District of Columbia (GO) Series B
5.000%, 06/01/24	365	367,545
District of Columbia (GO) Series D
5.000%, 06/01/30	1,500	1,506,256

TOTAL DISTRICT OF COLUMBIA		1,873,801

FLORIDA — (10.1%)
Bay County School Board (COP) Series A
5.000%, 07/01/24	290	291,554
County of Miami-Dade (GO) Series A
5.000%, 07/01/24	1,000	1,006,928
Duval County Public Schools (COP) Series A
5.000%, 07/01/24	245	246,313
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,215	1,238,796
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	56,015

123

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County School Board (COP) Series A
5.000%, 07/01/26	585	$590,334
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	950	955,091
JEA Water & Sewer System Revenue (RB) Series A
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 4/1/24)	1,590	1,597,223
Miami-Dade County Expressway Authority (RB) (BAM-TCRS) Series B-BAM-TCRS
5.000%, 07/01/26	995	1,001,698
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,011,147
School Board of Miami-Dade County (RN)
5.000%, 06/18/24	1,305	1,312,874
School Board of Miami-Dade County (COP) Series D
5.000%, 11/01/25	1,335	1,346,558
School District of Broward County (RN)
5.000%, 06/28/24	1,500	1,510,137
School District of Broward County (COP) Series A
5.000%, 07/01/24	1,005	1,010,911
St. Lucie County School Board (COP) Series B
5.000%, 07/01/24	1,000	1,005,490
State of Florida (GO) Series A
5.000%, 06/01/24	1,250	1,258,358
State of Florida (GO) Series C
5.000%, 06/01/24	500	503,343
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/24	1,165	1,173,223

TOTAL FLORIDA		17,115,993

	Face
	Amount^	Value†
	(000)
GEORGIA — (1.1%)
Gainesville & Hall County Hospital Authority (RB) Series A
5.000%, 02/15/26	460	$466,306
Municipal Electric Authority of Georgia (RB) Series A
4.000%, 11/01/24	500	498,028
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	160	161,159
5.000%, 04/01/25	670	676,466

TOTAL GEORGIA		1,801,959

ILLINOIS — (3.8%)
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/24	1,160	1,161,785
Chicago Park District (GO) Series A
¤ 5.000%, 01/01/37 (Pre-refunded @ $100, 1/1/24)	485	485,714
Cook County Community Consolidated School District No. 15 Palatine (GO)
5.000%, 12/01/23	195	195,142
Cook County Community Consolidated School District No. 15 Palatine (GO) series A
5.250%, 12/15/24	990	1,003,562
County of Cook (GO) Series A
5.000%, 11/15/23	345	345,095
5.000%, 11/15/26	780	796,952
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/23	350	350,116
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	300	302,997
Northern Illinois Municipal Power Agency (RB) Series A
5.000%, 12/01/23	400	400,232
State of Illinois (GO) Series A
5.000%, 12/01/24	500	503,231

124

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
ILLINOIS — (Continued)
State of Illinois (GO) Series D
5.000%, 07/01/24	500	$501,912
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	428,795

TOTAL ILLINOIS		6,475,533

INDIANA — (0.4%)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	730	739,896

IOWA — (2.5%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/24	1,000	1,000,150
City of Davenport (GO) Series C
4.000%, 06/01/24	1,275	1,275,555
City of Sioux City (GO) Series A
3.000%, 06/01/24	500	496,077
City of Urbandale (GO) Series A
5.000%, 06/01/25	1,115	1,135,076
College Community School District (GO) Series C
3.000%, 06/01/24	345	342,411

TOTAL IOWA		4,249,269

KANSAS — (0.9%)
City of Leawood Series 2023-1
5.000%, 09/01/24	500	504,083
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	1,090	1,101,311

TOTAL KANSAS		1,605,394

KENTUCKY — (1.7%)
Hardin County School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 05/01/24	500	501,885

	Face
	Amount^	Value†
	(000)
KENTUCKY — (Continued)
Kentucky State Property & Building Commission (RB) Series B
5.000%, 08/01/25	1,060	$1,079,269
Kentucky Turnpike Authority (RB) Series B
5.000%, 07/01/25	1,025	1,040,765
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/24	200	201,502

TOTAL KENTUCKY		2,823,421

LOUISIANA — (1.0%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	140	140,427
City of New Orleans (GO) Series A
5.000%, 12/01/24	1,500	1,515,293

TOTAL LOUISIANA		1,655,720

MASSACHUSETTS — (1.4%)
City of Fall River (GO)
4.000%, 02/02/24	500	500,360
City of Worcester (GO)
4.500%, 02/27/24	1,000	1,001,971
Nauset Regional School District (GO)
5.000%, 05/16/24	845	849,516

TOTAL MASSACHUSETTS		2,351,847

MICHIGAN — (0.5%)
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	800	805,790

MINNESOTA — (0.2%)
City of St. Cloud (RB) Series B
5.000%, 05/01/24	400	401,763

MISSOURI — (1.8%)
City of Kansas City (RB) Series C
5.000%, 09/01/24	200	201,568
City of St. Louis Airport Revenue (RB) Series A
5.000%, 07/01/24	1,000	1,004,316

125

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MISSOURI — (Continued)
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	500	$504,542
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	410	414,743
Missouri Joint Municipal Electric Utility Commission (RB) Series A
5.000%, 01/01/24	860	861,338

TOTAL MISSOURI		2,986,507

NEBRASKA — (0.5%)
City of Gretna (COP)
5.000%, 12/15/25	380	383,357
Nebraska State Colleges Facilities Corp. (RB) (AGM) Series B
5.000%, 07/15/24	250	251,508
5.000%, 07/15/25	240	243,579

TOTAL NEBRASKA		878,444

NEVADA — (0.3%)
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/25	520	527,579

NEW JERSEY — (8.4%)
City of Jersey City (GO) Series A
5.000%, 11/01/24	1,015	1,025,372
City of Linden (GO)
5.000%, 07/12/24	1,000	1,006,839
City of New Brunswick (GO)
4.750%, 05/31/24	600	602,266
5.000%, 05/31/24	500	502,866
City of Newark (GO) (AGM ST AID WITHHLDG) Series A
5.000%, 10/01/24	745	751,262
City of Ocean City (GO)
5.000%, 10/16/24	1,000	1,008,667
City of Rahway (GO)
5.000%, 07/26/24	1,000	1,006,461

	Face
	Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Hudson County Improvement Authority (RN) (CNTY GTD) Series A
4.250%, 04/05/24	750	$750,588
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	1,070	1,070,544
Township of Livingston (GO)
5.000%, 12/12/23	1,000	1,001,142
Township of Mahwah (GO)
5.000%, 05/31/24	500	502,602
Township of North Brunswick (GO) Series A
5.000%, 07/10/24	1,000	1,006,798
Township of Parsippany-Troy Hills (GO) Series A
5.000%, 11/03/23	1,015	1,015,028
Township of Toms River NJ (GO)
5.000%, 07/26/24	1,000	1,006,899
Township of Union/Union County (GO)
5.000%, 01/23/24	1,000	1,002,461
Township of West Orange (GO) Series A
5.000%, 11/09/23	920	920,162

TOTAL NEW JERSEY		14,179,957

NEW YORK — (5.0%)
County of Suffolk (GO) (AGM) Series B
4.000%, 10/15/24	1,000	1,001,769
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	300	301,122
Hempstead Union Free School District (GO) (ST AID WITHHLDG) Series A
4.000%, 04/19/24	555	554,691
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/24	895	898,813
5.000%, 05/01/26	230	231,619

126

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Olean City School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	750	$751,543
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	751,764
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.500%, 06/24/24	1,000	1,003,153
Town of Amherst (GO)
4.750%, 11/03/23	1,250	1,250,026
Town of East Hampton (BAN) Series A
5.000%, 08/16/24	500	504,058
Town of Oyster Bay (GO)
5.000%, 08/01/24	200	201,697
Town of Wallkill (GO)
5.000%, 07/25/24	1,000	1,006,158

TOTAL NEW YORK		8,456,413

NORTH CAROLINA — (1.7%)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/25	580	586,557
North Carolina Turnpike Authority (RB) Series B
5.000%, 02/01/24	2,245	2,249,803

TOTAL NORTH CAROLINA		2,836,360

OHIO — (1.4%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/24	70	70,615
American Municipal Power, Inc. (RB) Series B
5.000%, 02/15/24	855	857,553
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	780	801,319

	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	635	$659,160

TOTAL OHIO		2,388,647

OKLAHOMA — (1.8%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,292,255
Cleveland County Educational Facilities Authority (RB)
5.000%, 06/01/24	415	417,252
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/24	530	533,550
Oklahoma County Finance Authority (RB)
5.000%, 10/01/25	885	897,913

TOTAL OKLAHOMA		3,140,970

OREGON — (0.4%)
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	600	602,365
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	50	50,611

TOTAL OREGON		652,976

PENNSYLVANIA — (2.2%)
Allegheny County Hospital Development Authority (RB) Series B
5.000%, 10/15/24	245	246,926
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	710	713,616
City of Philadelphia (GO) Series A
5.000%, 05/01/25	425	431,087
Montgomery County Higher Education & Health Authority (RB)
5.000%, 09/01/24	250	251,227

127

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/01/29	750	$751,425
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
5.000%, 06/15/26	280	287,988
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/25	460	468,683
Reading School District (GO) (BAM ST AID WITHHLDG) Series C
5.000%, 04/01/24	650	651,860

TOTAL PENNSYLVANIA		3,802,812

SOUTH CAROLINA — (2.3%)
Berkeley County School District (SCSDE) series A
5.000%, 05/30/24	1,170	1,177,119
Charleston County School District (GO) (SCSDE)
4.500%, 04/01/24	1,235	1,238,013
Charleston Educational Excellence Finance Corp. (RB)
5.000%, 12/01/24	400	404,628
Piedmont Municipal Power Agency (RB) Series A
4.000%, 01/01/24	200	199,779
Piedmont Municipal Power Agency (RB) Series B
5.000%, 01/01/25	300	302,201
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/24	395	398,111
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/23	110	110,055

TOTAL SOUTH CAROLINA		3,829,906

SOUTH DAKOTA — (0.4%)
South Dakota State Building Authority (RB) Series E
¤ 5.000%, 06/01/32 (Pre-refunded @ $100, 6/1/24)	600	603,874

	Face Amount^	Value†
	(000)
TENNESSEE — (2.1%)
City of Jackson (GO)
5.000%, 06/01/24	830	$835,407
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/24	575	579,322
5.000%, 07/01/25	845	861,136
County of Bedford (GO)
5.000%, 06/01/26	500	515,265
Shelby County Health Educational & Housing Facilities Board (RB) Series A
5.000%, 05/01/24	835	837,823

TOTAL TENNESSEE		3,628,953

TEXAS — (21.8%)
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	509,852
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/24	1,190	1,201,106
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	1,000	1,017,155
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	515	519,407
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	2,695,149
City of Bryan Electric System Revenue (RB) (AGM)
5.000%, 07/01/25	165	167,618
City of Carrollton (GO)
5.000%, 08/15/24	1,800	1,815,266
City of Corpus Christi (GO) Series B
5.000%, 03/01/24	1,290	1,294,399
City of Dallas (GO)
5.000%, 02/15/25	900	913,959

128

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Denton (GO)
5.000%, 02/15/24	1,540	$1,544,465
5.000%, 02/15/25	855	866,755
City of El Paso (GO) Series A
5.000%, 08/15/26	465	479,230
City of Fort Worth (GO)
5.000%, 03/01/24	115	115,388
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	290	294,438
City of Houston (GO) Series A
5.000%, 03/01/24	1,940	1,947,000
City of Irving (GO)
4.000%, 09/15/24	1,035	1,036,084
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/24	250	250,844
City of Lewisville (GO)
5.000%, 02/15/24	1,500	1,504,823
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	150	152,251
Dallas Fort Worth International Airport (RB) Series B
5.000%, 11/01/24	215	217,197
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	510	510,000
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	160	160,491
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 12/01/25	385	388,121
5.000%, 12/01/26	540	544,041
5.000%, 05/15/27	515	527,303
5.000%, 07/01/28	285	295,773
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,270	1,281,853
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	60	60,200

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Lewisville Independent School District (GO)
5.000%, 08/15/24	985	$992,820
Lone Star College System (GO) Series A
5.000%, 02/15/24	2,400	2,407,441
Lower Colorado River Authority (RB)
5.000%, 05/15/24	710	713,785
5.000%, 05/15/26	510	521,311
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/24	215	216,146
North East Independent School District (GO) (PSF-GTD) Series B
¤ 4.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	770	769,972
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	1,570	1,572,537
5.000%, 01/01/27	100	100,156
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	520	524,450
Permanent University Fund - University of Texas System (RB) Series B
¤ 4.000%, 07/01/32 (Pre-refunded @ $100, 7/1/24)	2,000	2,001,807
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	165	165,502
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	270	270,868
State of Texas (GO) Series A
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	1,000	1,008,942
State of Texas (GO) Series B
5.000%, 08/01/24	170	171,430

129

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Stephen F Austin State University (RB)
5.000%, 10/15/26	900	$925,937
Tarrant County College District (GO)
5.000%, 08/15/24	130	130,992
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	600	601,433
Waco Independent School District (GO) (PSF-GTD)
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	400	399,831
West Harris County Regional Water Authority (RB) Series A
5.000%, 12/15/24	475	480,220
West Travis County Public Utility Agency (RB) (AGM)
6.500%, 08/15/24	630	641,645

TOTAL TEXAS		36,927,393

UTAH — (0.8%)
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/24	1,160	1,172,871
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/25	275	279,001

TOTAL UTAH		1,451,872

WASHINGTON — (8.8%)
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,085	1,094,369
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/24	1,185	1,186,863
County of King (GO) Series A
4.000%, 01/01/25	965	966,685
County of King Sewer Revenue (RB) Series B
¤ 4.000%, 07/01/32	1,000	1,001,229

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Energy Northwest (RB) Series A
5.000%, 07/01/26	515	$531,552
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	495,151
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	2,700	2,700,271
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,000	1,011,147
Port of Seattle (GO)
4.000%, 06/01/32	490	472,739
State of Washington (GO) Series A-1
5.000%, 08/01/26	500	509,110
5.000%, 08/01/27	675	680,252
State of Washington (GO) Series D
5.000%, 02/01/31	1,510	1,512,555
State of Washington (GO) Series E
5.000%, 07/01/24	1,335	1,345,297
State of Washington (GO) Series RD
5.000%, 08/01/24	890	897,751
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/23	540	540,468

TOTAL WASHINGTON		14,945,439

WISCONSIN — (8.8%)
Appleton Area School District (GO)
¤ 3.750%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	1,405	1,404,421
City of Beaver Dam (GO) (BAM) Series A
5.000%, 03/01/24	440	441,413
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	700	701,001

130

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CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series N4
5.000%, 04/01/25	135	$135,750
Madison Area Technical College (GO)
4.000%, 03/01/24	2,500	2,500,011
Madison Metropolitan School District (GO)
3.000%, 03/01/24	2,080	2,068,114
Onalaska School District (GO)
¤ 3.250%, 04/01/28 (Pre-refunded @ $100, 4/1/24)	400	399,008
State of Wisconsin (GO) Series 1
5.000%, 05/01/24	2,000	2,012,247
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/24	2,540	2,555,554
State of Wisconsin (GO) Series A
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/25)	1,700	1,730,041

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Waunakee Community School District (GO)
6.000%, 04/01/24	1,000	$1,008,149

TOTAL WISCONSIN		14,955,709

TOTAL MUNICIPAL BONDS (Cost $167,496,275)		166,060,818

	Shares
INVESTMENT COMPANIES — (2.1%)
BlackRock Liquidity Funds MuniCash (Cost $3,619,310)	3,619,311	3,619,311

TOTAL INVESTMENTS — (100.0%) (Cost $171,115,585)		$169,680,129

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$166,060,818	—	$166,060,818
Investment Companies	$3,619,311	—	—	3,619,311

TOTAL	$3,619,311	$166,060,818	—	$169,680,129

See accompanying Notes to Financial Statements.

131

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SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.2%)
CALIFORNIA — (99.2%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/24	1,800	$1,823,712
5.000%, 12/01/30	7,000	7,020,428
5.000%, 12/01/31	500	501,459
Alum Rock Union Elementary School District (GO) Series A
5.000%, 08/01/24	600	605,137
Anaheim Public Financing Authority (RB) Series A
¤ 5.000%, 05/01/39 (Pre-refunded @ $100, 5/1/24)	8,010	8,060,230
¤ 5.000%, 05/01/46 (Pre-refunded @ $100, 5/1/24)	6,260	6,299,256
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	780,624
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 4/1/24)	1,820	1,830,890
Bay Area Toll Authority (RB) Series S-6
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/1/24)	3,350	3,388,978
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,075	1,092,744
California Educational Facilities Authority (RB) Series C
5.250%, 10/01/24	1,145	1,162,006
California Health Facilities Financing Authority (RB)
5.000%, 11/15/23	775	775,310
5.000%, 11/15/24	100	100,908
5.000%, 11/15/29	1,000	1,022,362

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/24	600	$601,269
5.000%, 10/01/24	1,020	1,029,030
5.000%, 11/15/24	5,630	5,702,273
5.000%, 11/15/25	150	153,017
5.000%, 02/01/26	3,040	3,079,988
5.000%, 03/01/26	2,565	2,562,749
5.000%, 11/15/26	1,000	1,031,799
5.000%, 02/01/27	525	531,694
4.000%, 03/01/28	4,660	4,550,096
5.000%, 10/01/29	2,390	2,409,677
¤ 5.000%, 11/15/35 (Pre-refunded @ $100, 11/15/25)	1,775	1,815,812
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	1,985,493
5.000%, 02/01/26	1,135	1,145,616
5.000%, 02/01/28	750	763,017
California State Public Works Board (RB) Series A
5.000%, 02/01/24	5,010	5,024,080
5.000%, 02/01/25	7,020	7,124,708
5.000%, 09/01/28	1,175	1,186,513
California State Public Works Board (RB) series B
5.000%, 12/01/24	400	405,179
California State Public Works Board (RB) Series B
5.000%, 12/01/23	1,500	1,501,336
5.000%, 05/01/24	1,200	1,207,054
California State Public Works Board (RB) Series D
5.000%, 04/01/24	2,155	2,165,411
5.000%, 05/01/24	6,500	6,538,207
5.000%, 11/01/25	1,460	1,496,365
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,000	1,011,978
California State Public Works Board (RB) Series F
5.000%, 05/01/24	1,910	1,921,227

132

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series H
5.000%, 12/01/25	1,810	$1,834,201
California State Public Works Board (RB) Series I
5.000%, 11/01/24	1,335	1,337,788
5.250%, 11/01/28	1,180	1,182,947
California State University (RB) series A
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/24)	3,000	3,038,284
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	1,500	1,519,142
California State University (RB) Series A
5.000%, 11/01/23	4,350	4,350,000
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	505	511,445
5.000%, 11/01/25	850	872,986
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/24)	5,800	5,874,017
5.000%, 11/01/26	920	958,890
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,665	1,686,248
3.375%, 11/01/29	1,435	1,359,203
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,020	1,033,017
Calleguas Municipal Water District (RB) Series A
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/24)	1,310	1,321,393
Carlsbad Unified School District (COP)
4.000%, 10/01/24	125	125,119
4.000%, 10/01/25	100	100,314
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/25	660	675,445
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/24	125	125,159

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 08/01/25	275	$276,279
Chula Vista Elementary School District (GO) Series B
5.000%, 08/01/24	1,895	1,912,201
City & County of San Francisco (COP) Series B
5.000%, 04/01/24	2,445	2,457,515
City & County of San Francisco (COP) Series R1
4.000%, 09/01/30	5,215	5,178,028
City & County of San Francisco (GO) Series C
4.000%, 06/15/29	3,030	3,031,263
City & County of San Francisco (GO) Series C1
5.000%, 06/15/24	1,245	1,255,253
City & County of San Francisco (GO) Series R1
5.000%, 06/15/27	1,860	1,861,382
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/24	175	176,260
5.000%, 06/01/25	200	203,971
5.000%, 06/01/26	200	206,206
City of Los Angeles (RN)
5.000%, 06/27/24	20,060	20,229,330
City of Los Angeles Solid Waste Resources Revenue (RB) Series A
5.000%, 02/01/24	605	607,031
5.000%, 02/01/25	1,555	1,582,381
City of Oakland (GO) Series C-1
5.000%, 07/15/24	3,580	3,612,003
City of Rancho Cordova (ST)
4.000%, 09/01/24	125	124,762
4.000%, 09/01/25	150	149,814
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,100	1,123,900
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/23	3,240	3,240,000

133

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Mateo (ST) (BAM)
5.000%, 09/01/24	125	$125,980
5.000%, 09/01/25	280	284,147
5.000%, 09/01/26	250	255,836
County of Los Angeles (RN)
5.000%, 06/28/24	13,600	13,721,207
County of Riverside (RN)
5.000%, 06/28/24	8,400	8,470,988
County of Santa Cruz (RN)
5.000%, 07/05/24	17,500	17,669,311
Delano Union School District (GO) (AGM)
4.000%, 02/01/24	275	275,045
4.000%, 02/01/25	300	300,674
4.000%, 02/01/26	315	316,572
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	510	515,307
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/24	110	110,855
5.000%, 06/01/25	150	153,210
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/24	5,000	5,053,086
East Side Union High School District (GO)
5.000%, 08/01/24	275	277,476
East Side Union High School District (GO) Series C
2.000%, 08/01/24	6,420	6,290,353
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	1,534,404
El Dorado Irrigation District (RB) (AGM) Series A
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,015	3,027,773
¤ 5.250%, 03/01/39 (Pre-refunded @ $100, 3/1/24)	4,000	4,020,191
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	675	689,333

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	1,165	$1,176,434
Foothill-Eastern Transportation Corridor Agency (RB) Series A
¤ 6.000%, 01/15/49 (Pre-refunded @ $100, 1/15/24)	9,225	9,266,331
Fremont Unified School District/Alameda County (GO) Series A
¤ 4.000%, 08/01/35 (Pre-refunded @ $100, 8/1/24)	1,940	1,946,314
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	7,700	7,725,059
Gilroy Unified School District (GO) (AGM)
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,514,723
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	10,820	11,038,165
Hayward Area Recreation & Park District (GO) series B
5.000%, 08/01/24	1,485	1,499,247
Imperial Community College District (GO) Series A
5.000%, 08/01/24	500	504,354
Imperial Community College District (GO) (AGM) Series A
5.000%, 08/01/25	200	204,145
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/24	125	126,168
5.000%, 11/01/25	225	229,214
5.000%, 11/01/26	300	308,976
Jefferson Union High School District (GO)
5.000%, 08/01/24	580	586,121

134

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Jefferson Union High School District (GO) Series A
5.000%, 08/01/24	670	$677,071
Kern High School District (GO)
5.000%, 08/01/24	600	605,137
La Quinta Redevelopment Successor Agency (TAN) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/24)	1,000	1,011,765
Lodi Unified School District (GO)
5.000%, 08/01/24	600	605,402
5.000%, 08/01/25	500	511,043
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/24	685	691,067
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	1,285	1,287,015
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,215	1,227,464
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,115	1,126,438
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,075	1,086,027
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	6,720	6,778,446
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/23	300	300,326
5.000%, 12/01/24	245	248,796
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/24	1,425	1,438,142

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series B
5.000%, 01/01/24	1,100	$1,100,971
5.000%, 07/01/24	2,075	2,094,137
5.000%, 07/01/29	1,500	1,502,706
5.000%, 07/01/30	8,000	8,014,434
5.000%, 07/01/31	4,675	4,683,435
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/24	3,200	3,229,512
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/26	1,870	1,884,792
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	3,625	3,658,432
5.000%, 07/01/29	1,255	1,263,530
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/24	1,050	1,059,684
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/24	320	322,951
5.000%, 07/01/25	515	526,673
Los Angeles Unified School District (GO) series A
5.000%, 10/01/24	400	404,079
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	5,665	5,711,296
5.000%, 07/01/25	1,780	1,817,164
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/24	2,500	2,520,431
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/24	1,025	1,026,727
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	4,500	4,528,525
5.000%, 07/01/28	1,625	1,634,451
5.000%, 07/01/29	3,000	3,014,708
4.000%, 07/01/31	7,500	7,414,197

135

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Rios Community College District (GO)
5.000%, 08/01/25	500	$511,043
Manteca Unified School District (GO) Series B
5.000%, 08/01/24	550	555,764
5.000%, 08/01/25	535	548,368
Marin Community College District (GO)
¤ 3.500%, 08/01/34 (Pre-refunded @ $100, 8/1/25)	1,750	1,748,466
¤ 3.500%, 08/01/35 (Pre-refunded @ $100, 8/1/25)	1,750	1,748,466
¤ 3.500%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,975	1,973,268
¤ 3.500%, 08/01/37 (Pre-refunded @ $100, 8/1/25)	3,500	3,496,931
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	2,000	1,998,246
Merced Community College District (GO)
5.000%, 08/01/24	50	50,432
Modesto Irrigation District (RB) Series B
5.000%, 10/01/24	2,170	2,193,688
5.000%, 10/01/25	1,025	1,048,863
Monrovia Unified School District (GO) Series A
5.000%, 08/01/24	1,115	1,125,697
Mount Diablo Unified School District (GO) Series B
4.000%, 08/01/24	1,425	1,427,547
Municipal Improvement Corp. of Los Angeles (RB) Series C
5.000%, 11/01/23	1,650	1,650,000
Natomas Unified School District (GO)
5.000%, 08/01/25	1,690	1,701,844
Norman Y Mineta San Jose International Airport SJC (RB) Series C
5.000%, 03/01/30	1,750	1,755,533

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/24	170	$172,093
5.000%, 12/01/25	175	179,447
Northern California Power Agency (RB) Series A
5.000%, 07/01/24	500	504,250
5.000%, 07/01/25	850	868,299
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	975	980,348
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	1,375	1,386,671
5.000%, 08/01/28	910	936,926
Oakland Unified School District/Alameda County (GO) (AGM) Series A
5.000%, 08/01/31	200	207,919
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,420	5,437,255
Orange County Transportation Authority (RB)
5.000%, 10/15/24	5,720	5,792,099
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/24	300	303,033
5.000%, 08/01/25	325	332,843
Panama-Buena Vista Union School District (GO)
3.000%, 08/01/24	2,450	2,428,061
Pasadena Area Community College District (GO)
4.000%, 08/01/24	1,625	1,630,050
Peralta Community College District (GO)
5.000%, 08/01/24	1,000	1,010,110
Peralta Community College District (GO) Series A
5.000%, 08/01/25	800	808,259
5.000%, 08/01/29	500	503,413
4.000%, 08/01/30	3,500	3,462,276
Pleasanton Unified School District (GO)
5.000%, 08/01/24	2,600	2,625,903

136

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CONTINUED

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Rialto Unified School District (GO)
5.000%, 08/01/24	940	$949,018
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,000	1,010,535
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	1,000	1,010,535
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/25	830	846,791
Sacramento City Unified School District (GO) (BAM) Series A
5.000%, 08/01/24	1,210	1,220,627
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,026,508
5.000%, 07/01/28	1,000	1,006,012
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/24	300	303,219
5.000%, 08/15/25	800	819,595
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25	6,555	6,628,436
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/24)	7,800	7,845,065
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	2,825	2,841,322
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,050	1,057,307
San Diego County Water Authority (RB) Series A
5.000%, 05/01/25	1,520	1,552,199

	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Public Facilities Financing Authority (RB)
3.000%, 05/15/24	2,000	$1,990,072
5.000%, 05/15/24	1,110	1,118,032
San Diego Unified School District (RN) Series A
5.000%, 06/28/24	9,090	9,168,092
San Diego Unified School District (GO) Series G
5.000%, 07/01/25	2,210	2,261,531
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	3,520	3,554,549
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
5.000%, 05/01/25	1,105	1,127,597
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/26	2,500	2,582,068
San Francisco Community College District (GO)
5.000%, 06/15/29	1,500	1,527,080
San Francisco Unified School District (GO)
5.000%, 06/15/24	1,055	1,063,883
5.000%, 06/15/25	1,750	1,788,903
San Francisco Unified School District (GO) Series B
4.000%, 06/15/25	1,515	1,525,057
San Francisco Unified School District (GO) Series C
4.000%, 06/15/24	8,755	8,775,626
5.000%, 06/15/24	800	806,736
5.000%, 06/15/25	560	572,449
San Francisco Unified School District (GO) Series FC
5.000%, 06/15/28	7,100	7,151,519
San Gabriel Unified School District (GO) Series A
4.000%, 08/01/24	300	300,383

137

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CONTINUED

	Face
	Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/29 (Pre-refunded @ $100, 1/15/25)	4,545	$4,617,314
San Jose Evergreen Community College District (GO) Series A
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/24)	1,100	1,112,039
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	560	566,634
San Jose Financing Authority (RB) Series B
5.000%, 11/01/23	825	825,000
5.000%, 11/01/24	600	608,010
5.000%, 11/01/25	510	524,188
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	781,129
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/23	300	300,127
San Mateo County Community College District (GO)
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/24)	1,500	1,517,647
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	555	568,204
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/24	3,000	3,030,154
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/23	125	125,000
4.000%, 11/01/24	175	175,093
4.000%, 11/01/25	180	180,945

	Face
	Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/24	1,050	$1,058,216
5.000%, 08/01/25	375	381,944
Santa Clara County Financing Authority (RB) Series A
3.000%, 11/15/25	1,000	973,707
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 04/01/24	5,580	5,610,630
5.000%, 04/01/25	5,000	5,095,742
¤ 5.000%, 04/01/34 (Pre-refunded @ $100, 4/1/25)	1,000	1,019,564
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/24	1,100	1,091,360
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,225	1,228,088
Santa Rosa Elementary School District (GO) Series A
5.000%, 08/01/24	500	505,018
Simi Valley Unified School District (GO) Series C
5.000%, 08/01/24	2,465	2,488,648
Southern California Public Power Authority (RB)
5.000%, 07/01/25	520	531,956
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	350	353,136
Southern California Public Power Authority (RB) Series A
5.000%, 04/01/24	2,500	2,505,339
5.000%, 07/01/30	3,000	3,001,585
5.000%, 07/01/31	1,465	1,483,830
State Center Community College District (GO) Series C
5.000%, 08/01/24	765	773,130

138

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CONTINUED

	Face
	Amount	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
5.000%, 11/01/23	10,640	$10,640,000
5.000%, 12/01/23	4,345	4,349,649
3.000%, 03/01/24	5,000	4,985,132
4.000%, 03/01/24	3,350	3,354,313
5.000%, 03/01/24	11,000	11,049,879
5.000%, 04/01/24	13,875	13,954,595
5.000%, 09/01/24	14,535	14,704,802
4.000%, 10/01/24	1,160	1,164,625
5.000%, 10/01/24	17,620	17,847,215
5.000%, 11/01/24	2,060	2,088,711
5.000%, 12/01/24	3,815	3,871,272
5.500%, 02/01/25	9,355	9,564,740
5.000%, 04/01/25	1,075	1,094,989
5.000%, 10/01/25	990	1,013,969
5.000%, 11/01/25	1,300	1,301,238
5.000%, 12/01/25	3,095	3,097,870
3.000%, 03/01/26	1,775	1,735,924
5.000%, 11/01/28	3,000	3,003,129
5.000%, 05/01/29	5,000	5,016,413
5.000%, 05/01/31	5,850	5,865,777
5.000%, 08/01/31	4,540	4,606,716
5.000%, 10/01/31	10,110	10,159,777
5.000%, 04/01/33	4,000	4,008,497
State of California (GO) Series C
5.000%, 09/01/28	1,870	1,909,412
State of California Department of Water Resources (RB) Series AR
¤ 5.000%, 12/01/25 (Pre-refunded @ $100, 6/1/24)	1,790	1,804,640
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	420	425,972
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	3,075	3,122,321
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,720	1,746,469
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/24	10,050	10,192,908

	Face
	Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Unified School District (COP)
5.000%, 02/01/26	200	$204,963
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/24	600	601,248
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	1,000	1,006,385
5.000%, 08/01/28	6,000	6,036,989
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/23	150	150,000
5.000%, 11/01/24	295	297,871
5.000%, 11/01/25	440	449,852
Ukiah Public Financing Authority (RB)
4.000%, 04/01/24	325	324,963
4.000%, 04/01/25	300	299,883
4.000%, 04/01/26	350	349,430
University of California (RB) Series AM
5.000%, 05/15/25	1,255	1,264,534
5.000%, 05/15/27	350	352,588
University of California (RB) Series BN
5.000%, 05/15/24	15,070	15,181,449
Ventura Unified School District (GO) Series A
5.000%, 08/01/24	4,860	4,910,572
Vista Unified School District (COP) (AGM)
5.000%, 10/01/24	1,195	1,205,365
5.000%, 10/01/25	1,295	1,318,669
Walnut Energy Center Authority (RB) Series A
5.000%, 01/01/32	1,655	1,665,707
Western Placer Unified School District (RN)
6.250%, 06/28/24	3,000	3,049,178

TOTAL MUNICIPAL BONDS (Cost $714,523,584)		706,682,916

CERTIFICATES OF DEPOSIT — (0.4%)
California Statewide Communities Development Authority
3.880%, 12/13/23	3,000	2,999,630

139

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CONTINUED

	Shares	Value†
INVESTMENT COMPANIES — (0.4%)
BlackRock Liquidity Funds California Money Fund Portfolio (Cost $2,722,217)	2,724,124	$2,722,217

TOTAL INVESTMENTS — (100.0%) (Cost $720,245,801)		$712,404,763

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	—	$2,999,630	—	$2,999,630
Municipal Bonds	—	706,682,916	—	706,682,916
Investment Companies	$2,722,217	—	—	2,722,217

TOTAL	$2,722,217	$709,682,546	—	$712,404,763

See accompanying Notes to Financial Statements.

140

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SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (97.6%)
CALIFORNIA — (97.6%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/31	1,000	$1,002,918
5.000%, 12/01/34	3,750	4,138,809
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	808,235
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	385,556
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	384,652
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	857,966
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	999,528
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	478,750
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	155,388
Beverly Hills Unified School District (GO) series A
4.000%, 08/01/30	1,330	1,350,928
Burbank Unified School District (GO)
5.000%, 08/01/24	300	302,812
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	417,725
4.000%, 08/01/34	525	520,919
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,045	1,066,005
5.000%, 02/01/34	1,250	1,272,968
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,840	4,937,336
5.000%, 02/01/27	1,740	1,762,186

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/15/34	3,010	$3,145,086
5.000%, 08/15/41	2,000	2,073,741
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,560	1,592,277
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	450	477,588
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	695,718
5.000%, 02/01/29	825	842,275
5.000%, 02/01/30	1,000	1,021,081
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,195,887
5.000%, 02/01/28	5,030	5,307,985
California State Public Works Board (RB) series B
5.000%, 12/01/31	1,500	1,633,118
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,790	1,907,150
5.000%, 08/01/35	675	726,001
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	570,000
5.000%, 05/01/28	3,040	3,218,407
California State University (RB) Series A
5.000%, 11/01/25	1,015	1,042,448
5.000%, 11/01/26	1,375	1,433,123
3.250%, 11/01/28	4,000	3,794,208
3.375%, 11/01/29	5,000	4,735,900
5.000%, 11/01/29	1,500	1,624,540
5.000%, 11/01/31	1,170	1,207,434
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	765	774,763

141

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	$1,167,391
4.000%, 06/01/26	1,035	1,041,372
5.000%, 03/01/27	1,490	1,510,748
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	85,582
4.000%, 10/01/28	150	152,396
4.000%, 10/01/29	110	111,951
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	431,214
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,610	2,576,302
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	791,563
5.000%, 08/01/43	435	454,676
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	250,301
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	800	857,492
Chula Vista Municipal Financing Authority (RB)
5.000%, 05/01/25	275	279,900
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,017,903
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,008,236
City & County of San Francisco (GO) Series R1
5.000%, 06/15/25	2,300	2,350,037
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	210	219,418
5.000%, 06/01/28	155	164,065
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	532,834

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 05/15/29	385	$414,772
City of Oakland (GO) Series A
5.000%, 01/15/25	500	507,724
City of Pacifica (COP)
5.000%, 01/01/24	250	250,468
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	367,203
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,285	2,380,435
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/24	1,250	1,267,177
4.000%, 11/01/30	1,270	1,263,845
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	257,939
5.000%, 09/01/28	370	384,039
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	463,704
5.000%, 08/01/32	300	325,986
Compton Unified School District (GO) (BAM) series B
4.000%, 06/01/31	750	743,299
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/32	1,000	1,016,609
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 03/01/27	1,290	1,352,804
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	364,707
5.000%, 10/01/25	400	410,952
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	165	173,080
County of Sacramento (COP) (AGM)
5.000%, 10/01/28	795	843,169
County of Santa Clara (GO) Series C
5.000%, 08/01/27	3,450	3,641,259

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	$895,650
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	255	260,105
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	576,172
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	176,250
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	581,246
East Side Union High School District (GO)
5.000%, 08/01/25	275	280,839
5.000%, 08/01/26	325	337,019
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	1,959,612
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	1,826,461
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	201,792
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,371,141
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	259,180
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	102,458
Fountain Valley Public Financing Authority (RB) Series A
5.000%, 07/01/24	250	251,830

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	$813,506
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	719,096
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	140,179
4.000%, 08/01/25	100	100,364
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	526,099
4.000%, 08/01/30	1,760	1,765,181
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	481,151
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	275	286,481
5.000%, 11/01/29	350	371,270
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	1,394,075
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	310,834
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	169,050
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	266,455
Kern High School District (GO)
5.000%, 08/01/25	670	684,797
Kern High School District (GO) Series A
3.000%, 08/01/26	990	960,078
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,798,653
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	612,529
4.000%, 08/01/26	525	529,565
Lodi Unified School District (GO)
5.000%, 08/01/26	500	517,827

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	$339,644
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	704,786
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	148,807
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	218,157
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,213,452
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	551,554
Los Angeles Community College District (GO) Series A
5.000%, 08/01/24	250	252,491
Los Angeles Community College District (GO) Series A-1
5.000%, 08/01/27	2,120	2,239,056
Los Angeles Community College District (GO) Series C
5.000%, 08/01/25	1,240	1,269,077
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) series A
5.000%, 06/01/29	105	113,614
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	3,775	3,983,151
5.000%, 07/01/28	1,310	1,402,555
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,000	1,091,196

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	$195,443
Los Angeles County Public Works Financing Authority (RB) Series E-
5.000%, 12/01/40	2,500	2,592,984
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	340	349,740
5.000%, 12/01/26	425	443,753
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/29	4,925	4,991,610
5.000%, 07/01/30	4,010	4,372,408
5.000%, 07/01/31	310	321,207
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	733,022
Los Angeles Department of Water & Power (RB) series C
5.000%, 07/01/37	1,000	1,023,640
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	535	563,556
5.000%, 07/01/41	505	528,843
5.000%, 07/01/43	2,200	2,281,624
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	225	234,583
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	500	540,704
5.000%, 07/01/30	300	327,113
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	350	353,228
5.000%, 07/01/25	290	296,573

144

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
3.000%, 07/01/26	3,435	$3,348,041
5.000%, 07/01/28	855	913,122
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	3,959,194
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	784,472
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	1,010	1,031,087
5.000%, 07/01/27	1,640	1,726,381
5.000%, 07/01/28	1,070	1,142,738
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	642,129
5.000%, 07/01/34	1,830	1,896,795
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	3,075	3,236,964
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,000	1,051,459
Los Rios Community College District (GO)
5.000%, 08/01/26	500	518,490
5.000%, 08/01/27	400	420,879
5.000%, 08/01/28	220	234,137
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	941,797
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/27	830	879,246
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,007,371
3.000%, 07/01/28	3,420	3,306,455
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/25	200	204,468

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/40	165	$173,921
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	402,129
4.000%, 08/01/26	400	404,209
4.000%, 08/01/27	250	254,168
4.000%, 08/01/28	510	520,210
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,055	1,100,255
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	100,937
5.000%, 08/01/25	80	81,767
5.000%, 08/01/26	220	227,727
5.000%, 08/01/27	120	125,877
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,900	4,258,713
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	930,392
4.000%, 08/01/26	475	480,122
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	792,222
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	600,809
4.000%, 08/01/25	400	402,129
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	329,594
5.000%, 11/01/30	3,885	4,264,072
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	3,850	3,947,026
5.000%, 11/01/32	1,550	1,588,972
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,171,936
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,040	1,038,190

145

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	$207,875
Northern California Power Agency (RB) Series A
5.000%, 07/01/28	3,400	3,620,561
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	241,462
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,568,474
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/24	1,125	1,134,632
5.000%, 08/01/25	1,250	1,275,268
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	900	907,639
5.000%, 08/01/26	575	592,311
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/24	500	500,601
5.000%, 08/01/25	1,290	1,315,857
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,689,217
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	515,053
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	584,054
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	532,508
5.000%, 08/01/41	500	530,078
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	237,183
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,070,306

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	$5,292,782
5.000%, 08/01/28	325	346,763
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	1,000	1,021,330
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	808,502
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,017,500
Pomona Unified School District (GO)
5.000%, 08/01/27	260	272,733
Redlands Unified School District (GO)
5.000%, 07/01/26	300	310,181
5.000%, 07/01/27	535	560,924
Redwood City School District (GO)
5.000%, 08/01/27	50	52,592
5.000%, 08/01/28	85	90,462
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	422,323
Reed Union School District (GO)
4.000%, 08/01/27	460	467,993
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,112,525
5.000%, 11/01/25	1,255	1,286,015
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	236,745
5.000%, 08/01/29	225	241,951
5.000%, 08/01/30	300	326,088
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	784,767
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	304,266

146

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	$1,014,220
5.000%, 12/01/25	1,000	1,029,659
5.000%, 12/01/26	360	376,421
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,536,741
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	936,725
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	423,688
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	808,841
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	254,404
San Bernardino City Unified School District (GO) (AGM) Series H
5.000%, 08/01/40	2,270	2,375,606
San Diego Association of Governments (RB) Series A
¤ 5.000%, 11/15/25	1,125	1,137,603
¤ 5.000%, 11/15/26	1,565	1,599,443
San Diego Community College District (GO)
¤ 6.000%, 08/01/33 (Pre-refunded @ $100, 8/1/27)	2,695	2,941,402
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	1,867,485
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	946,542

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	$341,951
5.000%, 05/01/27	160	168,389
San Diego Public Facilities Financing Authority (RB) series A
5.000%, 08/01/43	1,165	1,222,476
San Diego Unified School District (GO) Series C-2
5.000%, 07/01/29	895	969,298
San Diego Unified School District (GO) Series F-2
5.000%, 07/01/29	2,410	2,610,065
San Diego Unified School District (GO) Series G
5.000%, 07/01/43	1,500	1,579,551
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	320	332,262
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	192,369
5.500%, 07/01/25	445	458,939
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,213,477
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	337,254
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,055,257
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/26	385	388,185
4.000%, 07/01/34	95	94,473
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020-B
4.000%, 05/01/37	500	481,251

147

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,075	$2,174,018
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/28	5,025	5,390,230
5.250%, 10/01/40	4,000	4,307,059
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series B
5.000%, 10/01/29	2,000	2,169,720
San Francisco Community College District (GO)
5.000%, 06/15/25	805	823,406
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	250	252,514
San Francisco Unified School District (GO) Series C
5.000%, 06/15/27	2,185	2,296,293
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	783,823
4.000%, 01/15/34	260	254,861
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	500	543,489
5.000%, 11/01/30	400	439,290
San Jose Unified School District (GO)
5.000%, 08/01/31	1,280	1,306,015
San Juan Unified School District (GO)
3.000%, 08/01/24	610	604,538
3.000%, 08/01/25	1,475	1,446,402
3.000%, 08/01/26	3,135	3,043,720
San Juan Water District (RB)
5.000%, 02/01/26	500	513,820
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	200,094

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 08/01/25	125	$125,708
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	158,044
5.000%, 11/15/29	250	268,756
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	475,565
5.000%, 09/01/28	420	450,375
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,117,591
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,001,952
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	166,663
4.000%, 11/01/27	140	142,210
4.000%, 11/01/28	145	148,038
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	100	104,656
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	357,849
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	108,827
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	504,907
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	3,149,664
5.000%, 08/01/42	1,700	1,768,347
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,000	1,078,036
5.000%, 08/01/30	815	887,403

148

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	$512,493
Southern California Public Power Authority (RB)
5.000%, 07/01/25	1,000	1,022,991
Southern California Public Power Authority (RB) Series 1
5.000%, 07/01/24	700	706,272
5.000%, 07/01/25	965	987,187
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/30	1,115	1,129,869
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	890,065
3.000%, 08/01/25	200	195,975
4.000%, 08/01/26	280	281,852
Standard School District (GO) Series A
4.000%, 08/01/24	240	239,806
State of California (GO)
5.000%, 11/01/23	875	875,000
5.000%, 05/01/24	975	981,785
5.000%, 12/01/24	750	761,063
5.500%, 02/01/25	1,000	1,022,420
5.000%, 08/01/25	250	255,521
5.000%, 09/01/25	840	859,440
5.000%, 10/01/25	1,750	1,792,371
5.000%, 11/01/25	2,550	2,614,505
3.000%, 03/01/26	3,055	2,987,746
5.000%, 08/01/26	4,370	4,522,335
5.000%, 09/01/26	2,290	2,371,328
3.000%, 03/01/27	2,525	2,451,436
3.500%, 08/01/27	2,720	2,708,554
5.000%, 08/01/27	8,895	9,314,703
5.000%, 10/01/27	2,535	2,660,724
5.000%, 04/01/28	1,825	1,926,944
5.000%, 08/01/28	3,570	3,764,780
5.000%, 10/01/28	6,780	7,209,622
5.000%, 11/01/28	1,095	1,146,249
5.000%, 04/01/29	7,265	7,750,046
4.000%, 08/01/29	2,800	2,806,462
5.000%, 10/01/29	1,530	1,570,383
5.000%, 11/01/29	1,180	1,265,418
5.000%, 12/01/29	3,055	3,278,733
5.000%, 09/01/30	1,250	1,282,082
5.000%, 10/01/31	2,010	2,183,883
5.000%, 04/01/33	1,890	1,993,889

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 11/01/33	1,250	$1,252,257
4.000%, 10/01/39	1,500	1,410,276
5.000%, 10/01/39	755	804,717
5.000%, 09/01/41	790	823,346
State of California Department of Water Resources (RB) Series AR
5.000%, 12/01/23	900	900,890
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,014,220
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	25	26,959
Stockton Unified School District (COP)
5.000%, 02/01/31	335	347,023
Sunnyvale School District (GO)
5.000%, 09/01/25	640	655,267
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	419,225
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	513,974
5.000%, 11/01/28	345	366,281
University of California (RB) Series AV
5.000%, 05/15/32	1,710	1,785,346
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,160,783
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,138,879
University of California (RB) Series BN
5.000%, 05/15/28	3,025	3,228,887
5.000%, 05/15/41	2,510	2,658,906
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/24	300	302,458

149

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	$512,237
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	100,666
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	745	782,819
5.000%, 08/01/30	2,780	2,867,301
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,104,536
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	530,953
5.000%, 08/01/26	545	563,421

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27	575	$602,131
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	146,340
Windsor Unified School District (GO)
4.000%, 08/01/26	105	105,640

TOTAL MUNICIPAL BONDS (Cost $434,869,997)		414,126,132

	Shares
INVESTMENT COMPANIES — (2.4%)
BlackRock Liquidity Funds California Money Fund Portfolio (Cost $10,109,247)	10,116,328	10,109,247

TOTAL INVESTMENTS — (100.0%) (Cost $444,979,244)		$424,235,379

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$414,126,132	—	$414,126,132
Investment Companies	$10,109,247	—	—	10,109,247

TOTAL	$10,109,247	$414,126,132	—	$424,235,379

See accompanying Notes to Financial Statements.

150

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SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (98.6%)
NEW YORK — (98.6%)
Amityville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/24	1,500	$1,512,905
Battery Park City Authority (RB) Series B
5.000%, 11/01/24	5,500	5,564,804
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	1,000	1,021,281
Cattaraugus-Little Valley Central School District (GO) (ST AID WITHHLDG)
4.750%, 07/11/24	1,010	1,014,578
Central Square Central School District (GO)
5.000%, 10/04/24	560	564,108
City of Buffalo (GO) Series A
5.000%, 10/01/24	500	504,874
City of Middletown (GO)
4.500%, 08/23/24	1,000	1,003,717
City of New York (GO) Series A
5.000%, 08/01/24	4,130	4,165,359
5.000%, 08/01/25	2,985	3,045,340
5.000%, 08/01/27	1,950	1,984,701
City of New York (GO) Series C
5.000%, 08/01/29	520	526,693
City of New York (GO) Series F-1
5.000%, 08/01/25	305	311,165
City of New York (GO) Series H
5.000%, 01/01/25	1,500	1,520,203
City of New York (GO) Series I
5.000%, 03/01/31	1,500	1,498,737
City of Rochester (GO) Series I
4.500%, 02/28/24	2,065	2,068,311
City of Rochester (GO) Series II
4.500%, 08/01/24	810	812,202

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of White Plains (GO) Series B
5.000%, 02/15/24	505	$506,682
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
2.500%, 06/15/24	300	296,526
3.000%, 06/15/25	300	294,227
Corning City School District (GO) (ST AID WITHHLDG) Series B
5.000%, 06/21/24	750	754,723
County of Chautauqua (GO)
4.000%, 06/01/24	575	574,899
County of Chautauqua (GO) (BAM)
4.000%, 06/01/25	325	325,914
County of Erie (GO) Series A
5.000%, 09/15/24	195	197,154
5.000%, 09/15/25	190	194,526
5.000%, 09/15/26	350	363,305
County of Genesee (GO) (BAM)
3.000%, 03/15/24	365	363,315
County of Nassau (GO) Series B
5.000%, 04/01/24	415	417,090
County of Nassau (GO) Series C
5.000%, 10/01/32	515	529,902
County of Onondaga (GO)
5.000%, 08/15/24	700	707,565
5.000%, 06/15/25	605	618,833
County of Schenectady (GO)
5.000%, 06/15/25	140	142,758
County of Suffolk (GO) (AGM) Series A
5.000%, 02/01/25	1,000	1,014,427
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	18,329
Ellenville Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	751,716

151

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Elmira City School District (GO) (ST AID WITHHLDG)
4.750%, 06/14/24	700	$702,619
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/24	500	502,914
5.000%, 05/01/25	250	254,454
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series B
5.000%, 05/01/24	770	774,488
Hempstead Union Free School District (GO) (ST AID WITHHLDG) Series B
4.750%, 07/11/24	1,000	1,002,944
Horseheads Central School District (GO) (ST AID WITHHLDG)
4.750%, 06/21/24	1,225	1,229,990
Indian River Central School District at Philadelphia (GO) (ST AID WITHHLDG)
4.750%, 06/27/24	750	752,907
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	580,724
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/24	350	350,484
4.000%, 06/15/25	560	562,140
Long Island Power Authority (RB) Series A
5.000%, 09/01/35	550	552,429
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
4.750%, 06/21/24	2,000	2,010,550
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	260	260,071

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Metropolitan Transportation Authority (RB) Series E
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,100	$1,100,433
Metropolitan Transportation Authority (RB) (BAM-TCRS) Series E-BAM-TCRS
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/23)	2,000	2,000,786
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/24	640	638,392
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	160	161,508
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/25	300	301,529
5.000%, 07/01/26	1,145	1,160,030
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,000	1,003,531
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	454,018
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 04/05/24	3,000	3,014,210
New York City Industrial Development Agency (RB) (AGM) Series A
5.000%, 03/01/28	520	537,298
New York Convention Center Development Corp. (RB)
5.000%, 11/15/23	560	560,171
5.000%, 11/15/25	75	76,156
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/24	4,065	4,083,248
5.000%, 05/01/24	300	301,278

152

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CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 02/15/25 (Pre-refunded @ $100, 2/15/24)	3,520	$3,532,314
5.000%, 03/15/25	1,080	1,098,849
¤ 5.000%, 03/15/26	775	788,526
5.000%, 03/15/29	805	808,985
5.000%, 02/15/30	750	750,994
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	503,202
5.000%, 07/01/34	515	503,835
5.000%, 07/01/35	1,025	1,038,125
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	2,420	2,458,421
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	455	456,592
5.000%, 02/15/25	575	584,419
5.000%, 02/15/29	1,420	1,426,602
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/30	3,000	3,005,351
5.000%, 03/15/31	2,130	2,133,409
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/24	3,130	3,140,949
5.000%, 02/15/26	50	51,299
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	1,000	1,004,245
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/26	705	725,280
New York State Thruway Authority (RB) Series A-1
5.000%, 03/15/24	1,760	1,767,471
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	535	535,407
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/24	3,475	3,489,750
5.000%, 03/15/25	2,530	2,572,539
5.000%, 03/15/30	2,080	2,123,227
5.000%, 03/15/32	810	826,467
5.000%, 03/15/35	615	614,972

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/30	800	$807,856
New York State Urban Development Corp. (RB) Series C
5.000%, 03/15/28	1,000	1,001,583
Niagara Falls City School District (GO) (BAM ST AID WITHHLDG)
5.000%, 06/15/25	765	779,588
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	550	548,313
4.000%, 04/26/24	2,500	2,499,199
Odessa-Montour Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	750	751,690
Olean City School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	750	751,543
Oneida City School District (GO) (ST AID WITHHLDG)
4.500%, 06/21/24	750	751,764
Oswego City School District (GO) (ST AID WITHHLDG)
4.750%, 07/19/24	300	301,024
Palmyra Macedon Central School District (GO) (ST AID WITHHLDG)
4.750%, 06/13/24	750	753,257
Phelps-Clifton Springs Central School District (GO) (ST AID WITHHLDG)
4.500%, 06/28/24	1,000	1,002,341
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 12/15/23	250	250,061
Port Authority of New York & New Jersey (RB) Series 230
4.000%, 12/01/25	375	376,717

153

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CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/25	1,500	$1,537,512
Poughkeepsie School District (GO) (ST AID WITHHLDG)
4.750%, 06/26/24	750	752,732
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/25	710	720,878
Sales Tax Asset Receivable Corp. (RB) Series A
¤ 5.000%, 10/15/27 (Pre-refunded @ $100, 10/15/24)	2,020	2,042,624
¤ 4.000%, 10/15/32 (Pre-refunded @ $100, 10/15/24)	1,185	1,187,289
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.500%, 06/24/24	1,100	1,103,468
Town of Amherst (GO)
4.750%, 11/03/23	1,250	1,250,026
Town of Babylon (GO)
3.000%, 07/01/25	375	368,474
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	324,539
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	540	540,163
Town of Clarence (GO)
2.250%, 08/01/24	210	206,155
Town of East Hampton (BAN) Series A
5.000%, 08/16/24	4,000	4,032,462
Town of Harrison/Village of Harrison (GO)
5.000%, 07/01/24	135	136,077

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 07/01/25	140	$142,855
Town of Huntington (GO)
2.000%, 12/01/23	220	219,507
Town of Islip (GO)
4.000%, 10/15/29	685	688,547
Town of Islip (GO) Series B
4.000%, 05/09/24	945	945,782
Town of North Hempstead (GO) Series A
3.000%, 04/01/24	425	422,931
Town of North Hempstead (BAN) Series B
4.500%, 09/20/24	3,000	3,011,850
Town of Oyster Bay (GO)
5.000%, 08/01/24	1,250	1,260,610
Town of Tonawanda (GO)
4.500%, 08/23/24	1,030	1,033,914
Town of Wallkill (GO)
5.000%, 07/25/24	1,000	1,006,158
Triborough Bridge & Tunnel Authority (RB) Series B
4.000%, 11/15/23	430	430,015
Triborough Bridge & Tunnel Authority (RB) Series C-2
5.000%, 05/15/25	1,000	1,017,217
Village of Garden City (GO)
4.000%, 02/16/24	2,270	2,270,816
Wappingers Central School District (GO) (ST AID WITHHLDG)
4.500%, 08/09/24	1,000	1,003,642

TOTAL MUNICIPAL BONDS (Cost $135,950,292)		134,292,580

	Shares
INVESTMENT COMPANIES — (1.4%)
BlackRock Liquidity Funds New York Money Fund Portfolio (Cost $1,875,452)	1,875,452	1,875,452

TOTAL INVESTMENTS — (100.0%) (Cost $137,825,744)		$136,168,032

154

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CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$134,292,580	—	$134,292,580
Investment Companies	$1,875,452	—	—	1,875,452

TOTAL	$1,875,452	$134,292,580	—	$136,168,032

See accompanying Notes to Financial Statements.

155

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SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Buffalo-Hanover-Montrose Independent School District No. 877 (GO) (SD CRED PROG)
3.000%, 02/01/25	365	$357,445
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	300,086
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	271,001
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	345,442
City of Lakeville (GO) Series B
5.000%, 02/01/24	580	581,443
City of Lakeville (GO) Series C
5.000%, 02/01/24	90	90,224
City of Minneapolis (GO)
3.000%, 12/01/23	495	494,318
5.000%, 12/01/24	280	283,477
4.000%, 12/01/25	250	251,344
3.000%, 12/01/27	1,450	1,383,243
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	220	226,360
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	700,651
City of Richfield (GO) Series A
3.000%, 02/01/24	255	254,036
City of Rochester Electric Utility Revenue (RB) Series B
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	165	165,146
City of St. Cloud (GO) Series A
3.000%, 02/01/24	450	448,433

	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of St. Cloud (RB) Series B
5.000%, 05/01/24	140	$140,617
City of St. Paul (GO) Series A
5.000%, 09/01/24	690	696,761
City of St. Paul (GO) Series B
5.000%, 11/01/23	265	265,000
City of Waconia (GO) Series A
3.000%, 02/01/26	820	799,318
County of Hennepin (GO) series A
5.000%, 12/01/24	170	172,093
County of Hennepin (GO) Series A
5.000%, 12/01/24	500	506,155
5.000%, 12/01/31	1,000	1,035,489
County of Hennepin Sales Tax Revenue (RB)
5.000%, 12/15/23	225	225,283
County of Olmsted (GO) Series A
5.000%, 02/01/24	100	100,286
5.000%, 02/01/25	160	162,426
County of Polk (GO) series B
5.000%, 02/01/24	200	200,562
Eden Prairie Independent School District No. 272 (GO) (SD CRED PROG) series A
5.000%, 02/01/25	160	162,406
Edina Independent School District No. 273 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	200	200,532
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	550,638
Hawley Independent School District No. 150 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	100	101,406

156

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CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	250	$250,028
Housing & Redevelopment Authority of The City of St. Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	250,566
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series B
4.000%, 02/01/26	365	366,431
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	513,168
Metropolitan Council (GO) Series B
5.000%, 12/01/23	890	890,800
Metropolitan Council (GO) Series C
5.000%, 12/01/26	200	207,521
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/25	150	152,054
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	204,157
Minnesota State Colleges & Universities Foundation (RB) Series A
5.000%, 10/01/24	300	302,952
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	299,976
North St. Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
3.000%, 02/01/24	255	254,122

	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	515	$516,370
5.000%, 02/01/25	505	512,162
Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	40	40,098
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	350	350,975
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	360,070
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	280	280,766
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	505	511,704
State of Minnesota (GO) series A
5.000%, 10/01/25	150	153,492
5.000%, 08/01/26	740	754,236
State of Minnesota (GO) Series A
5.000%, 08/01/24	200	201,801
5.000%, 09/01/24	530	535,323
5.000%, 10/01/24	245	247,718
5.000%, 08/01/25	785	797,449
5.000%, 08/01/27	365	367,625
5.000%, 08/01/32	175	175,874
State of Minnesota (GO) Series B
4.000%, 08/01/26	270	272,207
5.000%, 10/01/26	90	93,279
State of Minnesota (GO) Series D
5.000%, 08/01/24	600	605,402
5.000%, 10/01/24	200	202,219

157

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CONTINUED

	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 08/01/25	380	$388,069
State of Minnesota (GO) Series D-UNREFUND_WWW
5.000%, 08/01/24	320	322,881
University of Minnesota (RB) Series B
5.000%, 10/01/25	790	806,339
4.000%, 01/01/30	300	289,228
Western Minnesota Municipal Power Agency (RB) series A
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 1/1/24)	655	656,127
Western Minnesota Municipal Power Agency (RB) Series A
5.000%, 01/01/25	225	227,902
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/24)	25	25,043

	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/24)	735	$736,265
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	200	200,699
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	1,065,020

TOTAL MUNICIPAL BONDS (Cost $27,468,314)		26,859,739

TOTAL INVESTMENTS — (100.0%) (Cost $27,468,314)		$26,859,739

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$26,859,739	—	$26,859,739

TOTAL	—	$26,859,739	—	$26,859,739

See accompanying Notes to Financial Statements.

158

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SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/24	200	$201,390
5.000%, 06/15/29	610	650,663
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	252,711
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	100	106,474
5.000%, 04/01/34	365	388,779
City of Bend (GO)
5.000%, 06/01/41	1,015	1,059,164
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	205,890
5.000%, 12/01/30	350	359,441
City of Cottage Grove (GO)
5.000%, 09/01/26	515	531,330
4.000%, 06/01/29	100	99,976
City of Eugene (GO) Series A
5.000%, 06/01/36	250	270,569
City of Eugene Electric Utility System Revenue (RB) Series A
5.000%, 08/01/24	205	206,770
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	235	248,235
City of Lake Oswego (GO)
5.000%, 12/01/26	250	259,475
4.000%, 06/01/41	500	441,660
City of Medford (GO) Series A
5.000%, 06/01/24	555	558,743
City of Newberg (GO)
4.000%, 12/01/25	100	100,140
City of Portland (GO) Series A
5.000%, 06/15/25	270	275,063
5.000%, 03/01/26	100	102,564
5.000%, 06/01/26	700	722,590
5.000%, 04/01/27	900	938,843
5.000%, 06/01/27	540	564,586

	Face Amount	Value†
	(000)
OREGON — (Continued)
3.000%, 06/15/28	150	$142,034
4.000%, 04/01/32	225	225,026
City of Portland (GO) Series B
5.000%, 06/01/25	620	631,354
5.000%, 06/01/26	850	877,431
5.000%, 06/15/26	485	500,914
5.000%, 06/15/30	290	304,249
City of Portland (GO) Series D
5.000%, 04/01/28	250	264,069
City of Portland (GO) Series C
5.000%, 06/15/25	100	101,875
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/24	175	176,238
5.000%, 06/15/27	700	720,584
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	140	140,653
5.000%, 04/01/25	445	452,290
5.000%, 04/01/27	365	380,515
City of Portland Water System Revenue (RB) Series A
5.000%, 05/01/24	380	382,159
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	84,699
City of Salem (GO)
5.000%, 06/01/25	395	402,295
5.000%, 06/01/26	185	190,648
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	655	666,592
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	165	165,073
4.000%, 04/01/26	250	250,848
4.000%, 04/01/27	280	281,475
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	250	257,572

159

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CONTINUED

	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	$110,283
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	350	368,056
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	530	539,772
Clackamas County School District No. 7J Lake Oswego (GO) (AGM)
5.250%, 06/01/25	310	316,903
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	135	135,121
5.000%, 12/01/26	230	238,921
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	297,445
5.000%, 06/15/29	500	532,546
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	74,929
County of Clackamas (GO)
5.000%, 06/01/24	100	100,686
County of Multnomah (GO)
5.000%, 06/01/29	290	302,708
County of Multnomah (GO) Series A
5.000%, 06/15/28	515	545,380
5.000%, 06/15/29	1,085	1,161,307
County of Washington (GO)
5.000%, 03/01/25	845	857,572
4.000%, 03/01/30	1,020	1,020,696
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY) Series C
5.000%, 06/15/26	1,100	1,134,705

	Face Amount	Value†
	(000)
OREGON — (Continued)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	$254,142
5.000%, 01/01/32	255	259,515
Hillsboro School District No. 1J (GO) (SCH BD GTY) Series A
5.000%, 06/15/28	1,290	1,343,274
Jefferson County School District No. 509J (GO) (SCH BD GTY) Series F
4.000%, 06/15/27	60	60,504
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,000	1,031,715
Lane Community College (GO) (SCH BD GTY)
4.000%, 06/15/24	340	340,263
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	595	613,022
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	630	642,005
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	185	191,612
Metro (GO)
5.000%, 06/01/26	1,140	1,175,655
5.000%, 06/01/28	200	211,696
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,099,648
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/23	785	785,000

160

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CONTINUED

	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	780	$814,060
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/26	315	324,938
5.000%, 06/15/27	250	261,348
5.000%, 06/15/29	795	847,995
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	185,207
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	642,113
5.000%, 06/15/27	1,000	1,017,984
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	140	145,954
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	345	346,360
Port of Portland Airport Revenue (RB) Series 23
5.000%, 07/01/35	435	438,186
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	157,292
Portland Community College District (GO)
5.000%, 06/15/26	895	922,560
5.000%, 06/15/31	350	359,588
5.000%, 06/15/33	1,045	1,073,365
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	354,847
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/33	485	509,102
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,320	1,378,551

	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series A
5.000%, 05/01/25	475	$483,394
5.000%, 05/01/27	635	663,813
State of Oregon (GO) Series B
5.000%, 08/01/33	950	965,620
State of Oregon (GO) series C
5.000%, 06/01/26	390	402,586
State of Oregon (GO) Series C
5.000%, 06/01/31	785	814,393
5.000%, 06/01/35	1,315	1,353,153
State of Oregon (GO) Series D
5.000%, 06/01/26	510	526,459
State of Oregon (GO) Series F
5.000%, 05/01/24	175	176,046
5.000%, 05/01/25	310	315,478
5.000%, 08/01/25	240	245,096
5.000%, 08/01/27	1,495	1,568,213
5.000%, 05/01/31	520	532,322
5.000%, 05/01/32	1,090	1,114,529
State of Oregon (GO) Series G
5.000%, 12/01/33	1,000	1,025,167
5.000%, 08/01/41	350	365,431
State of Oregon (GO) Series H
5.000%, 06/01/25	215	219,070
5.000%, 06/01/27	380	391,003
5.000%, 06/01/29	365	375,026
State of Oregon (GO) Series N
5.000%, 05/01/27	380	397,242
State of Oregon (GO) Series A
5.000%, 05/01/29	235	251,735
State of Oregon (GO) Series D
5.000%, 06/01/28	185	196,220
State of Oregon (GO) Series K
5.000%, 11/01/26	380	394,528
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/23	125	125,048
5.000%, 11/15/26	375	388,992

161

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
OREGON — (Continued)
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	230	$232,810
5.000%, 11/15/27	600	627,152
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/25	930	953,097
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/25	150	153,231
5.000%, 09/01/26	790	817,626
5.000%, 09/01/34	155	164,819
3.250%, 10/01/34	420	364,114
5.000%, 09/01/38	525	542,780
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	385	392,951
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/26)	415	430,531
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	109,926
Tualatin Valley Water District (RB)
5.000%, 06/01/43	400	413,772
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	195	203,321

	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	265	$273,361
5.000%, 06/15/30	350	376,093
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	480	501,457
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	201,390
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	435	442,883
Washington County Clean Water Services (RB)
5.000%, 10/01/24	235	237,586
5.000%, 10/01/25	480	491,175
5.000%, 10/01/27	450	472,486
5.000%, 10/01/28	300	318,871
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	95,652
5.000%, 06/01/29	400	427,357

TOTAL MUNICIPAL BONDS (Cost $67,841,450)		64,203,185

TOTAL INVESTMENTS — (100.0%) (Cost $67,841,450)		$64,203,185

162

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$64,203,185	—	$64,203,185

TOTAL	—	$64,203,185	—	$64,203,185

See accompanying Notes to Financial Statements.

163

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,532,294	$265,472	$580,516	$1,642,973
Segregated Cash for Swaps Contracts	27,299	2,860	—	—
Cash	—	4,039	—	—
Receivables:
Investment Securities Sold	2,830	—	—	—
Dividends and Interest	19,896	3,857	7,152	24,626
Fund Shares Sold	2,173	25	825	1,620
Unrealized Gain on Swap Contracts	72,070	11,818	—	—
Prepaid Expenses and Other Assets	26	16	21	30

Total Assets	1,656,588	288,087	588,514	1,669,249

LIABILITIES:
Payables:
Due to Custodian	27,299	—	—	—
Investment Securities Purchased	11,939	6,169	—	18,030
Fund Shares Redeemed	1,223	383	1,433	1,153
Due to Advisor	275	48	74	209
Unrealized Loss on Swap Contracts	60	35	—	—
Accrued Expenses and Other Liabilities	112	13	16	103

Total Liabilities	40,908	6,648	1,523	19,495

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,615,680	$281,439	$586,991	$1,649,754

Institutional Class Shares — based on net assets of $1,615,680; $281,439; $586,991 and $1,649,754 and shares outstanding of 152,099,315, 26,584,283, 60,933,125 and 163,614,228, respectively, $0.01 Par Value (1)	$10.62	$10.59	$9.63	$10.08

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	1,500,000,000

Investment Securities at Cost	$1,563,552	$269,510	$618,079	$1,656,625

NET ASSETS CONSIST OF:
Paid-In Capital	$1,574,937	$273,593	$631,335	$1,668,649
Total Distributable Earnings (Loss)	40,743	7,846	(44,344)	(18,895)

NET ASSETS	$1,615,680	$281,439	$586,991	$1,649,754

See accompanying Notes to Financial Statements.

164

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$1,422,573	$365,736	$169,680	$712,405
Receivables:
Investment Securities Sold	16,786	—	—	1,025
Dividends and Interest	17,436	4,386	2,608	10,112
Fund Shares Sold	1,717	488	—	1,106
Prepaid Expenses and Other Assets	10	26	7	10

Total Assets	1,458,522	370,636	172,295	724,658

LIABILITIES:
Payables:
Investment Securities Purchased	44,746	1,498	2,653	2,861
Fund Shares Redeemed	4,471	1,275	360	2,787
Due to Advisor	194	51	23	100
Accrued Expenses and Other Liabilities	79	15	13	64

Total Liabilities	49,490	2,839	3,049	5,812

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,409,032	$367,797	$169,246	$718,846

Institutional Class Shares — based on net assets of $1,409,032; $367,797; $169,246 and $718,846 and shares outstanding of 146,285,220, 40,514,126, 17,121,101 and 71,200,396, respectively, $0.01 Par Value (1)	$9.63	$9.08	$9.89	$10.10

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	500,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$1,495,946	$390,445	$171,116	$720,246

NET ASSETS CONSIST OF:
Paid-In Capital	$1,498,742	$398,560	$171,198	$732,089
Total Distributable Earnings (Loss)	(89,710)	(30,763)	(1,952)	(13,243)

NET ASSETS	$1,409,032	$367,797	$169,246	$718,846

See accompanying Notes to Financial Statements.

165

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$424,235	$136,168	$26,860	$64,203
Cash	—	—	586	127
Receivables:
Dividends and Interest	5,414	1,676	334	1,093
Fund Shares Sold	401	—	—	27
Prepaid Expenses and Other Assets	17	9	9	13

Total Assets	430,067	137,853	27,789	65,463

LIABILITIES:
Payables:
Investment Securities Purchased	9,845	608	563	15
Fund Shares Redeemed	624	1	—	159
Due to Advisor	57	22	2	12
Accrued Expenses and Other Liabilities	24	16	4	6

Total Liabilities	10,550	647	569	192

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$419,517	$137,206	$27,220	$65,271

Institutional Class Shares — based on net assets of $419,517; $137,206; $27,220 and $65,271 and shares outstanding of 42,316,526, 13,685,205, 2,818,558 and 6,916,182, respectively, $0.01 Par Value (1)	$9.91	$10.03	$9.66	$9.44

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	$444,979	$137,826	$27,468	$67,841

NET ASSETS CONSIST OF:
Paid-In Capital	$452,828	$139,179	$28,060	$69,706
Total Distributable Earnings (Loss)	(33,311)	(1,973)	(840)	(4,435)

NET ASSETS	$419,517	$137,206	$27,220	$65,271

See accompanying Notes to Financial Statements.

166

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
Investment Income
Interest	$35,337	$5,449	$8,024	$33,925

Total Investment Income	35,337	5,449	8,024	33,925

Expenses
Investment Management Fees	3,381	582	979	2,797
Accounting & Transfer Agent Fees	407	73	145	415
Custodian Fees	47	34	7	22
Filing Fees	85	21	83	116
Shareholders’ Reports	43	21	29	50
Directors’/Trustees’ Fees & Expenses	13	3	5	15
Professional Fees	27	4	9	28
Previously Waived Fees Recovered by Advisor (Note C)	—	—	22	—
Other	1,152	171	13	47

Total Expenses	5,155	909	1,292	3,490

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	7	—
Fees Paid Indirectly (Note C)	49	80	47	77

Net Expenses	5,106	829	1,238	3,413

Net Investment Income (Loss)	30,231	4,620	6,786	30,512

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(25,803)	(5,792)	(3,754)	(4,404)
Swap Contracts	27,009	5,757	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	38,866	8,906	5,432	26,412
Swap Contracts	(28,334)	(5,805)	—	—

Net Realized and Unrealized Gain (Loss)	11,738	3,066	1,678	22,008

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,969	$7,686	$8,464	$52,520

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

167

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio
Investment Income
Interest	$29,447	$6,683	$4,326	$15,846

Total Investment Income	29,447	6,683	4,326	15,846

Expenses
Investment Management Fees	2,523	704	300	1,382
Accounting & Transfer Agent Fees	342	77	41	208
Custodian Fees	17	6	4	11
Filing Fees	125	48	72	25
Shareholders’ Reports	43	21	40	29
Directors’/Trustees’ Fees & Expenses	12	2	1	7
Professional Fees	24	5	3	13
Organizational & Offering Costs	—	—	34	—
Previously Waived Fees Recovered by Advisor (Note C)	—	—	40	—
Other	40	8	5	20

Total Expenses	3,126	871	540	1,695

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	62	125	—
Fees Paid Indirectly (Note C)	36	16	15	17

Net Expenses	3,090	793	400	1,678

Net Investment Income (Loss)	26,357	5,890	3,926	14,168

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(12,478)	(1,791)	(352)	(2,930)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	16,621	2,633	1,608	10,321

Net Realized and Unrealized Gain (Loss)	4,143	842	1,256	7,391

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,500	$6,732	$5,182	$21,559

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

168

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$8,584	$2,883	$468	$1,104

Total Investment Income	8,584	2,883	468	1,104

Expenses
Investment Management Fees	784	302	73	169
Accounting & Transfer Agent Fees	121	38	14	18
Custodian Fees	6	3	1	2
Filing Fees	25	19	17	19
Shareholders’ Reports	23	19	18	13
Directors’/Trustees’ Fees & Expenses	4	1	—	—
Professional Fees	8	2	—	2
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	11	5	1	3

Total Expenses	982	389	124	227

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	11	31	10
Fees Paid Indirectly (Note C)	25	17	11	14

Net Expenses	957	361	82	203

Net Investment Income (Loss)	7,627	2,522	386	901

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(6,916)	(226)	(159)	(383)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	7,713	1,321	423	466

Net Realized and Unrealized Gain (Loss)	797	1,095	264	83

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,424	$3,617	$650	$984

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

169

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Municipal Real Return Portfolio		DFA California Municipal Real Return Portfolio		DFA Municipal Bond Portfolio		DFA Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$30,231	$16,794	$4,620	$2,258	$6,786	$5,730	$30,512	$10,106
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(25,803)	(15,542)	(5,792)	(841)	(3,754)	(2,752)	(4,404)	(1,304)
Swap Contracts	27,009	18,061	5,757	2,757	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	38,866	(98,492)	8,906	(16,645)	5,432	(52,764)	26,412	(39,511)
Swap Contracts	(28,334)	36,736	(5,805)	7,069	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	41,969	(42,443)	7,686	(5,402)	8,464	(49,786)	52,520	(30,709)

Distributions:
Institutional Class Shares	(30,121)	(16,450)	(4,536)	(2,206)	(6,717)	(5,770)	(30,453)	(9,420)
Capital Share Transactions (1):
Shares Issued	604,593	1,108,939	67,451	144,856	260,522	663,604	476,056	1,073,642
Shares Issued in Lieu of Cash Distributions	29,981	16,415	4,528	2,206	6,683	5,739	29,488	9,172
Shares Redeemed	(817,942)	(432,680)	(82,928)	(64,432)	(251,555)	(692,781)	(1,032,770)	(1,324,205)

Net Increase (Decrease) from Capital Share Transactions	(183,368)	692,674	(10,949)	82,630	15,650	(23,438)	(527,226)	(241,391)

Total Increase (Decrease) in Net Assets	(171,520)	633,781	(7,799)	75,022	17,397	(78,994)	(505,159)	(281,520)
Net Assets
Beginning of Year	1,787,200	1,153,419	289,238	214,216	569,594	648,588	2,154,913	2,436,433

End of Year	$1,615,680	$1,787,200	$281,439	$289,238	$586,991	$569,594	$1,649,754	$2,154,913

(1) Shares Issued and Redeemed:
Shares Issued	56,505	102,114	6,349	13,547	26,511	66,306	47,277	106,563
Shares Issued in Lieu of Cash Distributions	2,801	1,521	426	207	681	577	2,925	914
Shares Redeemed	(76,379)	(40,184)	(7,811)	(6,035)	(25,660)	(70,026)	(102,513)	(131,455)

Net Increase (Decrease) from Shares Issued and Redeemed	(17,073)	63,451	(1,036)	7,719	1,532	(3,143)	(52,311)	(23,978)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

170

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio		DFA Short-Term Selective State Municipal Bond Portfolioæ		DFA California Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Period Apr 12, 2022℧ to Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$26,357	$27,110	$5,890	$2,464	$3,926	$1,636	$14,168	$4,832
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,478)	(3,485)	(1,791)	(4,480)	(352)	(232)	(2,930)	(1,257)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	16,621	(151,275)	2,633	(26,302)	1,608	(3,044)	10,321	(19,386)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,500	(127,650)	6,732	(28,318)	5,182	(1,640)	21,559	(15,811)

Distributions:
Institutional Class Shares	(26,160)	(27,157)	(5,810)	(2,396)	(3,957)	(1,537)	(13,988)	(4,577)
Capital Share Transactions (1):
Shares Issued	481,321	1,265,510	249,675	274,185	56,451	241,761	441,427	607,207
Shares Issued in Lieu of Cash Distributions	24,542	26,086	5,371	2,260	3,955	1,526	13,858	4,527
Shares Redeemed	(761,756)	(1,609,509)	(152,536)	(248,492)	(92,418)	(40,077)	(582,714)	(625,463)

Net Increase (Decrease) from Capital Share Transactions	(255,893)	(317,913)	102,510	27,953	(32,012)	203,210	(127,429)	(13,729)

Total Increase (Decrease) in Net Assets	(251,553)	(472,720)	103,432	(2,761)	(30,787)	200,033	(119,858)	(34,117)
Net Assets
Beginning of Year	1,660,585	2,133,305	264,365	267,126	200,033	—	838,704	872,821

End of Year	$1,409,032	$1,660,585	$367,797	$264,365	$169,246	$200,033	$718,846	$838,704

(1) Shares Issued and Redeemed:
Shares Issued	48,836	126,642	26,915	29,085	5,683	24,207	43,698	60,050
Shares Issued in Lieu of Cash Distributions	2,487	2,604	579	240	399	153	1,370	448
Shares Redeemed	(77,392)	(161,402)	(16,510)	(26,512)	(9,293)	(4,027)	(57,682)	(61,853)

Net Increase (Decrease) from Shares Issued and Redeemed	(26,069)	(32,156)	10,984	2,813	(3,211)	20,333	(12,614)	(1,355)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $ 0, $ 0, $ 0 and $ 0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $ 0, $ 0, $ 0 and $ 0, respectively.
℧	The Portfolio commenced operations on April 12, 2022.

See accompanying Notes to Financial Statements.

171

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA California Intermediate-Term Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,627	$6,148	$2,522	$839	$386	$297	$901	$406
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(6,916)	(5,480)	(226)	(35)	(159)	(83)	(383)	(334)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	7,713	(41,300)	1,321	(3,595)	423	(1,534)	466	(4,467)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,424	(40,632)	3,617	(2,791)	650	(1,320)	984	(4,395)

Distributions:
Institutional Class Shares	(7,560)	(6,164)	(2,479)	(805)	(383)	(297)	(889)	(393)
Capital Share Transactions (1):
Shares Issued	232,910	497,220	39,762	88,885	7,532	13,220	24,683	48,215
Shares Issued in Lieu of Cash Distributions	7,544	6,112	2,427	796	383	297	885	393
Shares Redeemed	(313,801)	(615,265)	(59,269)	(55,871)	(14,669)	(19,037)	(21,097)	(37,358)

Net Increase (Decrease) from Capital Share Transactions	(73,347)	(111,933)	(17,080)	33,810	(6,754)	(5,520)	4,471	11,250

Total Increase (Decrease) in Net Assets	(72,483)	(158,729)	(15,942)	30,214	(6,487)	(7,137)	4,566	6,462
Net Assets
Beginning of Year	492,000	650,729	153,148	122,934	33,707	40,844	60,705	54,243

End of Year	$419,517	$492,000	$137,206	$153,148	$27,220	$33,707	$65,271	$60,705

(1) Shares Issued and Redeemed:
Shares Issued	23,001	48,309	3,954	8,830	776	1,352	2,571	4,936
Shares Issued in Lieu of Cash Distributions	742	593	242	79	39	30	92	41
Shares Redeemed	(30,944)	(60,058)	(5,895)	(5,544)	(1,516)	(1,946)	(2,194)	(3,878)

Net Increase (Decrease) from Shares Issued and Redeemed	(7,201)	(11,156)	(1,699)	3,365	(701)	(564)	469	1,099

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

172

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio					DFA California Municipal Real Return Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.56	$10.91	$10.21	$9.99	$9.71	$10.47	$10.76	$10.10	$10.02	$9.80

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.12	0.11	0.15	0.16	0.17	0.09	0.09	0.12	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06	(0.36)	0.70	0.22	0.28	0.12	(0.29)	0.66	0.08	0.21

Total from Investment Operations	0.25	(0.24)	0.81	0.37	0.44	0.29	(0.20)	0.75	0.20	0.36

Less Distributions:
Net Investment Income	(0.19)	(0.11)	(0.11)	(0.15)	(0.16)	(0.17)	(0.09)	(0.09)	(0.12)	(0.14)
Return of Capital	—	—	—	—	—	—	—	—	(0.00)*	—

Total Distributions	(0.19)	(0.11)	(0.11)	(0.15)	(0.16)	(0.17)	(0.09)	(0.09)	(0.12)	(0.14)

Net Asset Value, End of Year	$10.62	$10.56	$10.91	$10.21	$9.99	$10.59	$10.47	$10.76	$10.10	$10.02

Total Return	2.39%	(2.22%)	8.00%	3.77%	4.56%	2.74%	(1.91%)	7.41%	2.04%	3.73%

Net Assets, End of Year (thousands)	$1,615,680	$1,787,200	$1,153,419	$856,386	$884,142	$281,439	$289,238	$214,216	$156,192	$135,575
Ratio of Expenses to Average Net Assets	0.24%	0.24%	0.24%	0.24%	0.23%	0.23%	0.26%	0.26%	0.27%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.24%	0.24%	0.24%	0.24%	0.26%	0.26%	0.26%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.79%	1.07%	1.08%	1.51%	1.62%	1.59%	0.84%	0.86%	1.19%	1.46%
Portfolio Turnover Rate	62%	26%	14%	34%	6%	61%	27%	24%	21%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

173

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Bond Portfolio					DFA Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$9.59	$10.37	$10.50	$10.33	$9.96	$9.98	$10.16	$10.19	$10.18	$10.10

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11	0.09	0.11	0.15	0.15	0.17	0.04	0.03	0.09	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	(0.78)	(0.13)	0.17	0.37	0.10	(0.18)	(0.03)	0.01	0.08

Total from Investment Operations	0.15	(0.69)	(0.02)	0.32	0.52	0.27	(0.14)	—	0.10	0.20

Less Distributions:
Net Investment Income	(0.11)	(0.09)	(0.11)	(0.15)	(0.15)	(0.17)	(0.04)	(0.03)	(0.09)	(0.12)

Total Distributions	(0.11)	(0.09)	(0.11)	(0.15)	(0.15)	(0.17)	(0.04)	(0.03)	(0.09)	(0.12)

Net Asset Value, End of Year	$9.63	$9.59	$10.37	$10.50	$10.33	$10.08	$9.98	$10.16	$10.19	$10.18

Total Return	1.53%	(6.71%)	(0.23%)	3.11%	5.28%	2.75%	(1.36%)	(0.03%)	1.02%	2.03%

Net Assets, End of Year (thousands)	$586,991	$569,594	$648,588	$527,633	$509,830	$1,649,754	$2,154,913	$2,436,433	$2,633,204	$2,618,249
Ratio of Expenses to Average Net Assets	0.20%	0.21%	0.23%	0.23%	0.22%	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21%	0.22%	0.23%	0.23%	0.25%	0.19%	0.20%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.11%	0.85%	1.02%	1.43%	1.51%	1.68%	0.43%	0.29%	0.88%	1.22%
Portfolio Turnover Rate	26%	34%	15%	33%	13%	103%	75%	67%	140%	90%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

174

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Municipal Bond Portfolio					DFA Selective State Municipal Bond Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Sep 30, 2020℧ to Oct 31, 2020
Net Asset Value, Beginning of Period.	$9.63	$10.43	$10.58	$10.38	$9.93	$8.95	$10.00	$9.99	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17	0.14	0.14	0.16	0.16	0.16	0.09	0.06	—
Net Gains (Losses) on Securities (Realized and Unrealized)	—	(0.80)	(0.15)	0.20	0.45	0.12	(1.05)	0.01	(0.01)

Total from Investment Operations	0.17	(0.66)	(0.01)	0.36	0.61	0.28	(0.96)	0.07	(0.01)

Less Distributions:
Net Investment Income	(0.17)	(0.14)	(0.14)	(0.16)	(0.16)	(0.15)	(0.09)	(0.06)	(—)

Total Distributions	(0.17)	(0.14)	(0.14)	(0.16)	(0.16)	(0.15)	(0.09)	(0.06)	—

Net Asset Value, End of Period	$9.63	$9.63	$10.43	$10.58	$10.38	$9.08	$8.95	$10.00	$9.99

Total Return	1.69%	(6.36%)	(0.11%)	3.47%	6.17%	3.12%	(9.67%)	0.66%	(0.10	%)(B)

Net Assets, End of Period (thousands)	$1,409,032	$1,660,585	$2,133,305	$2,044,065	$2,069,659	$367,797	$264,365	$267,126	$85,450
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.22%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.20%	0.22%	0.23%	0.23%	0.25%	0.27%	0.34%	0.34	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.67%	1.38%	1.35%	1.50%	1.57%	1.67%	0.93%	0.64%	0.11	%(C)(D)
Portfolio Turnover Rate	40%	21%	9%	31%	12%	77%	36%	3%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

175

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Short-Term Selective State Municipal Bond Portfolio(E)			DFA California Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2023	Period Apr 12, 2022℧ to Oct 31, 2022		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Period.	$9.84	$10.00		$10.01	$10.25	$10.29	$10.30	$10.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.10		0.17	0.06	0.06	0.09	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06	(0.17)		0.09	(0.24)	(0.05)	(0.01)	0.07

Total from Investment Operations	0.29	(0.07)		0.26	(0.18)	0.01	0.08	0.19

Less Distributions:
Net Investment Income	(0.24)	(0.09)		(0.17)	(0.06)	(0.05)	(0.09)	(0.12)
Return of Capital	—	—		—	—	—	(0.00)*	—

Total Distributions	(0.24)	(0.09)		(0.17)	(0.06)	(0.05)	(0.09)	(0.12)

Net Asset Value, End of Period.	$9.89	$9.84		$10.10	$10.01	$10.25	$10.29	$10.30

Total Return	2.94%	(0.75	%)(B)	2.56%	(1.80%)	0.05%	0.82%	1.88%

Net Assets, End of Period (thousands)	$169,246	$200,033		$718,846	$838,704	$872,821	$1,036,970	$1,228,326
Ratio of Expenses to Average Net Assets	0.24%	0.25	%(C)(D)	0.19%	0.19%	0.22%	0.22%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.32%	0.30	%(C)(D)	0.20%	0.19%	0.22%	0.22%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.36%	1.75	%(C)(D)	1.64%	0.57%	0.58%	0.87%	1.19%
Portfolio Turnover Rate	90%	17	%(B)	115%	65%	55%	83%	97%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

176

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Intermediate-Term Municipal Bond Portfolio					DFA NY Municipal Bond Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$9.94	$10.73	$10.85	$10.72	$10.33	$9.95	$10.23	$10.29	$10.26	$10.10

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.11	0.12	0.15	0.16	0.17	0.06	0.08	0.11	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.03)	(0.79)	(0.13)	0.13	0.38	0.08	(0.28)	(0.07)	0.03	0.15

Total from Investment Operations	0.13	(0.68)	(0.01)	0.28	0.54	0.25	(0.22)	0.01	0.14	0.29

Less Distributions:
Net Investment Income	(0.16)	(0.11)	(0.11)	(0.15)	(0.15)	(0.17)	(0.06)	(0.07)	(0.11)	(0.13)
Return of Capital	—	—	—	(0.00)*	—	—	—	—	—	—

Total Distributions	(0.16)	(0.11)	(0.11)	(0.15)	(0.15)	(0.17)	(0.06)	(0.07)	(0.11)	(0.13)

Net Asset Value, End of Year	$9.91	$9.94	$10.73	$10.85	$10.72	$10.03	$9.95	$10.23	$10.29	$10.26

Total Return	1.28%	(6.36%)	(0.07%)	2.66%	5.30%	2.50%	(2.17%)	0.10%	1.39%	2.92%

Net Assets, End of Year (thousands)	$419,517	$492,000	$650,729	$568,867	$519,431	$137,206	$153,148	$122,934	$110,128	$121,169
Ratio of Expenses to Average Net Assets	0.20%	0.20%	0.23%	0.23%	0.22%	0.24%	0.25%	0.25%	0.24%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20%	0.20%	0.23%	0.23%	0.24%	0.26%	0.25%	0.28%	0.28%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.05%	1.07%	1.38%	1.47%	1.67%	0.62%	0.79%	1.07%	1.32%
Portfolio Turnover Rate	77%	32%	10%	33%	19%	133%	36%	54%	91%	40%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

177

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA MN Municipal Bond Portfolio					DFA Oregon Municipal Bond Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Sep 10, 2019℧ to Oct 31, 2019
Net Asset Value, Beginning of Period.	$9.58	$10.00	$10.15	$10.05	$9.73	$9.42	$10.14	$10.21	$10.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.08	0.08	0.11	0.11	0.13	0.06	0.05	0.09	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	0.08	(0.42)	(0.10)	0.10	0.32	0.02	(0.72)	(0.08)	0.21	(0.01)

Total from Investment Operations	0.21	(0.34)	(0.02)	0.21	0.43	0.15	(0.66)	(0.03)	0.30	—

Less Distributions:
Net Investment Income	(0.13)	(0.08)	(0.08)	(0.11)	(0.11)	(0.13)	(0.06)	(0.04)	(0.09)	(—)
Net Realized Gains	—	—	(0.05)	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	—	(0.00)*	—

Total Distributions	(0.13)	(0.08)	(0.13)	(0.11)	(0.11)	(0.13)	(0.06)	(0.04)	(0.09)	—

Net Asset Value, End of Period.	$9.66	$9.58	$10.00	$10.15	$10.05	$9.44	$9.42	$10.14	$10.21	$10.00

Total Return	2.18%	(3.40%)	(0.18%)	2.13%	4.47%	1.54%	(6.51%)	(0.25%)	3.03%	0.05	%(B)

Net Assets, End of Period (thousands)	$27,220	$33,707	$40,844	$38,103	$74,139	$65,271	$60,705	$54,243	$39,413	$23,144
Ratio of Expenses to Average Net Assets	0.28%	0.32%	0.32%	0.30%	0.30%	0.30%	0.32%	0.32%	0.29%	0.32	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.43%	0.38%	0.41%	0.37%	0.38%	0.34%	0.34%	0.37%	0.87%	0.65	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	1.33%	0.82%	0.83%	1.05%	1.14%	1.33%	0.66%	0.45%	0.87%	0.47	%(C)(D)
Portfolio Turnover Rate	27%	44%	20%	27%	14%	19%	30%	8%	11%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

178

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

179

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

180

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.16%
DFA Short-Term Municipal Bond Portfolio	0.15%*
DFA Intermediate-Term Municipal Bond Portfolio	0.16%
DFA Selective State Municipal Bond Portfolio	0.20%
DFA Short-Term Selective State Municipal Bond Portfolio	0.18%
DFA California Short-Term Municipal Bond Portfolio	0.16%
DFA California Intermediate-Term Municipal Bond Portfolio	0.16%
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

*	Effective as of February 28, 2023, the management fee payable by the DFA Short-Term Municipal Bond Portfolio was reduced from 0.16% to 0.15%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2024. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Municipal Real Return Portfolio (1)	0.27%	—	—	—
DFA California Municipal Real Return Portfolio (2)	0.30%	—	—	—
DFA Municipal Bond Portfolio (1)	0.21%	$22	$7	$13
DFA Short-Term Municipal Bond Portfolio (3)	0.30%	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—	—
DFA Selective State Municipal Bond Portfolio (1)	0.23%	—	62	286
DFA Short-Term Selective State Municipal Bond Portfolio (1)	0.25%	40	125	132
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—	—

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Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—	—
DFA NY Municipal Bond Portfolio (1)	0.25%	—	$11	$55
DFA MN Municipal Bond Portfolio (1)	0.32%	—	31	91
DFA Oregon Municipal Bond Portfolio (1)	0.32%	$1	10	45

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Municipal Bond Portfolio was 0.23%.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of the Portfolio (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Municipal Real Return Portfolio	$49
DFA California Municipal Real Return Portfolio	80
DFA Municipal Bond Portfolio	47
DFA Short-Term Municipal Bond Portfolio	77
DFA Intermediate-Term Municipal Bond Portfolio	36
DFA Selective State Municipal Bond Portfolio	16
DFA Short-Term Selective State Municipal Bond Portfolio	15
DFA California Short-Term Municipal Bond Portfolio	17
DFA California Intermediate-Term Municipal Bond Portfolio	25
DFA NY Municipal Bond Portfolio	17
DFA MN Municipal Bond Portfolio	11
DFA Oregon Municipal Bond Portfolio	14

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Municipal Real Return Portfolio	$2
DFA California Municipal Real Return Portfolio	—
DFA Municipal Bond Portfolio	1
DFA Short-Term Municipal Bond Portfolio	38
DFA Intermediate-Term Municipal Bond Portfolio	2
DFA Selective State Municipal Bond Portfolio	—
DFA Short-Term Selective State Municipal Bond Portfolio	—
DFA California Short-Term Municipal Bond Portfolio	10
DFA California Intermediate-Term Municipal Bond Portfolio	1
DFA NY Municipal Bond Portfolio	—
DFA MN Municipal Bond Portfolio	—
DFA Oregon Municipal Bond Portfolio	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Municipal Real Return Portfolio	—	—	$942,840	$1,205,026
DFA California Municipal Real Return Portfolio	—	—	157,068	173,945
DFA Municipal Bond Portfolio	—	—	188,523	152,519
DFA Short-Term Municipal Bond Portfolio	—	—	1,623,288	2,279,769
DFA Intermediate-Term Municipal Bond Portfolio	—	—	626,589	795,653
DFA Selective State Municipal Bond Portfolio	—	—	336,985	253,977
DFA Short-Term Selective State Municipal Bond Portfolio	—	—	129,923	166,390
DFA California Short-Term Municipal Bond Portfolio	—	—	913,643	1,057,502
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	368,453	415,293
DFA NY Municipal Bond Portfolio	—	—	185,890	201,531
DFA MN Municipal Bond Portfolio	—	—	7,466	14,624
DFA Oregon Municipal Bond Portfolio	—	—	18,798	12,239

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

183

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of non-deductible expenses, bond amortization, and other book to tax differences, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Municipal Real Return Portfolio
2022	—	—	$16,450	$16,450
2023	—	—	30,121	30,121
DFA California Municipal Real Return Portfolio
2022	—	—	2,206	2,206
2023	—	—	4,536	4,536
DFA Municipal Bond Portfolio
2022	—	—	5,770	5,770
2023	—	—	6,717	6,717
DFA Short-Term Municipal Bond Portfolio
2022	—	—	9,420	9,420
2023	—	—	30,453	30,453
DFA Intermediate-Term Municipal Bond Portfolio
2022	—	—	27,157	27,157
2023	—	—	26,160	26,160
DFA Selective State Municipal Bond Portfolio
2022	—	—	2,396	2,396
2023	—	—	5,810	5,810
DFA Short-Term Selective State Municipal Bond Portfolio
2022	—	—	1,537	1,537
2023	—	—	3,957	3,957
DFA California Short-Term Municipal Bond Portfolio
2022	—	—	4,577	4,577
2023	—	—	13,988	13,988
DFA California Intermediate-Term Municipal Bond Portfolio
2022	—	—	6,164	6,164
2023	—	—	7,560	7,560
DFA NY Municipal Bond Portfolio
2022	—	—	805	805
2023	—	—	2,479	2,479
DFA MN Municipal Bond Portfolio
2022	—	—	297	297
2023	—	—	383	383

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Oregon Municipal Bond Portfolio
2022	—	—	$393	$393
2023	—	—	889	889

As of October 31, 2023, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Tax-Exempt Net Investment Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Municipal Real Return Portfolio	$782	—	$(791)	$40,753	$40,744
DFA California Municipal Real Return Portfolio	185	—	(54)	7,716	7,847
DFA Municipal Bond Portfolio	173	—	(6,970)	(37,547)	(44,344)
DFA Short-Term Municipal Bond Portfolio	754	—	(5,875)	(13,736)	(18,857)
DFA Intermediate-Term Municipal Bond Portfolio	852	—	(17,329)	(73,229)	(89,706)
DFA Selective State Municipal Bond Portfolio	181	—	(6,306)	(24,640)	(30,765)
DFA Short-Term Selective State Municipal Bond Portfolio	139	—	(585)	(1,436)	(1,882)
DFA California Short-Term Municipal Bond Portfolio	478	—	(5,819)	(7,891)	(13,232)
DFA California Intermediate-Term Municipal Bond Portfolio	246	—	(12,814)	(20,743)	(33,311)
DFA NY Municipal Bond Portfolio	84	—	(399)	(1,658)	(1,973)
DFA MN Municipal Bond Portfolio	11	—	(243)	(608)	(840)
DFA Oregon Municipal Bond Portfolio	28	—	(826)	(3,636)	(4,434)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Municipal Real Return Portfolio	$791	$791
DFA California Municipal Real Return Portfolio	54	54
DFA Municipal Bond Portfolio	6,970	6,970
DFA Short-Term Municipal Bond Portfolio	5,875	5,875
DFA Intermediate-Term Municipal Bond Portfolio	17,329	17,329

185

	Unlimited	Total
DFA Selective State Municipal Bond Portfolio	$6,306	$6,306
DFA Short-Term Selective State Municipal Bond Portfolio	585	585
DFA California Short-Term Municipal Bond Portfolio	5,819	5,819
DFA California Intermediate-Term Municipal Bond Portfolio	12,814	12,814
DFA NY Municipal Bond Portfolio	399	399
DFA MN Municipal Bond Portfolio	243	243
DFA Oregon Municipal Bond Portfolio	826	826

During the year ended October 31, 2023, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Municipal Real Return Portfolio	$1,213

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Municipal Real Return Portfolio	$1,563,552	$72,063	$(31,310)	$40,753
DFA California Municipal Real Return Portfolio	269,538	11,805	(4,088)	7,717
DFA Municipal Bond Portfolio	618,062	—	(37,546)	(37,546)
DFA Short-Term Municipal Bond Portfolio	1,656,710	15	(13,751)	(13,736)
DFA Intermediate-Term Municipal Bond Portfolio	1,495,806	35	(73,267)	(73,232)
DFA Selective State Municipal Bond Portfolio	390,376	—	(24,640)	(24,640)
DFA Short-Term Selective State Municipal Bond Portfolio	171,116	3	(1,439)	(1,436)
DFA California Short-Term Municipal Bond Portfolio	720,296	5	(7,896)	(7,891)
DFA California Intermediate-Term Municipal Bond Portfolio	444,978	16	(20,759)	(20,743)
DFA NY Municipal Bond Portfolio	137,826	2	(1,660)	(1,658)
DFA MN Municipal Bond Portfolio	27,468	—	(608)	(608)
DFA Oregon Municipal Bond Portfolio	67,840	1	(3,637)	(3,636)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

186

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

187

3. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

Swap Contracts*
DFA Municipal Real Return Portfolio	$1,611,308
DFA California Municipal Real Return Portfolio	279,077

*	Average Notional Value of agreements.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$72,070	$72,070
DFA California Municipal Real Return Portfolio	11,818	11,818

	Liability Derivatives Value
	Total Value at October 31, 2023	Swap Contracts (2)
DFA Municipal Real Return Portfolio	$(60)	$(60)
DFA California Municipal Real Return Portfolio	(35)	(35)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

188

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Swap Contracts (1)
DFA Municipal Real Return Portfolio	$27,009	$27,009
DFA California Municipal Real Return Portfolio	5,757	5,757

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Swap Contracts (2)
DFA Municipal Real Return Portfolio	$(28,334)	$(28,334)
DFA California Municipal Real Return Portfolio	(5,805)	(5,805)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

189

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2023 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
DFA Municipal Real Return Portfolio
Citibank, N.A	$26,004	$26,004	$(16)	—	$(25,970)	$18	$16	$16	$(16)	—	—	—
Bank of America Corp.	44,787	44,787	(3)	$(44,663)	—	121	3	3	(3)	—	—	—
Morgan Stanley and Co. International	997	997	(41)	—	(956)	—	41	41	(41)	—	—	—
Intercontinental Exchange, Inc.	282	282	—	—	—	282	—	—	—	—	—	—

Total	$72,070	$72,070	$(60)	$(44,663)	$(26,926)	$421	$60	$60	$(60)	—	—	—

DFA California Municipal Real Return Portfolio
Bank of America Corp.	$8,699	$8,699	—	$(8,699)	—	—	—	—	—	—	—	—
Citibank, N.A.	2,992	2,992	$(2)	—	$(2,860)	$130	$2	$2	$(2)	—	—	—
Morgan Stanley and Co. International	127	127	(33)	—	—	94	33	33	(33)	—	—	—

Total	$11,818	$11,818	$(35)	$(8,699)	$(2,860)	$224	$35	$35	$(35)	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable

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for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the following Portfolio under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
DFA Municipal Real Return Portfolio	Borrower	4.19%	$35,917	1	$4	$35,917	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that the Portfolio utilized the interfund lending program.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

L. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Municipal Real Return Portfolio	2	88%
DFA California Municipal Real Return Portfolio	3	99%
DFA Municipal Bond Portfolio	4	96%
DFA Short-Term Municipal Bond Portfolio	3	89%
DFA Intermediate-Term Municipal Bond Portfolio	3	82%
DFA Selective State Municipal Bond Portfolio	3	90%
DFA Short-Term Selective State Municipal Bond Portfolio	2	100%
DFA California Short-Term Municipal Bond Portfolio	2	94%
DFA California Intermediate-Term Municipal Bond Portfolio	2	96%
DFA NY Municipal Bond Portfolio	2	92%
DFA MN Municipal Bond Portfolio	2	94%
DFA Oregon Municipal Bond Portfolio	2	98%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twelve portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

DFA Municipal Real Return Portfolio

DFA California Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA Selective State Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

DFA Oregon Municipal Bond Portfolio

	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For each of the periods indicated therein

DFA Short-Term Selective State Municipal Bond Portfolio	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period April 12, 2022 (commencement of operations) through October 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us 194

statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us 195

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 20200	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

198

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017- July 2017).

199

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

200

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

201

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2019)

•   Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA Entities (since 2017)

•   Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Chairman (since 2018) of

•   Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President of

•   Dimensional Advisors Ltd. (since 2016)

•   Dimensional Hong Kong Limited (since 2016)

•   Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

•   Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

•   Dimensional Fund Advisors Pte. Ltd.

202

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•   the DFA Fund Complex

Executive Vice President (since January 2020) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Vice President (since 2020) of

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Ireland Limited

•   Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•   the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•   Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•   BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•   the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Canada ULC

•   DFA Securities LLC

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Holdings Inc.

•   Dimensional Hong Kong Limited

•   Dimensional Investment LLC

Vice President (since March 2021) of

•   Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•   Lord Abbett & Co. LLC

203

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Chief Financial Officer (2017 - 2020) and Treasurer (2003 – 2017) of • Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•   Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•   all the DFA Entities

Vice President (since 2020) of

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

•   all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•   all the DFA Entities (since 2015)

•   Dimensional Fund Advisors Ltd. (since 2015)

•   Dimensional ETF Trust (since 2020)

•   DFA Australia Limited (since 2020)

•   Dimensional Fund Advisors Canada ULC (since 2020)

•   Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Vice President (since April 2022) of

•   Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•   OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

General Counsel of

•   all the DFA Entities (since 2001)

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

204

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC (since 2009)

•   DFA Canada LLC (since 2009)

•   Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Secretary of

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   DFA Securities LLC (since 2006)

•   Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   DFA Canada LLC (since 2009)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2014)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•   Dimensional Hong Kong Limited

Director of

•   Dimensional Australia Limited (since 2007)

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•   Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•   the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

205

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Chief Compliance Officer (since July 2020) of:

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•   the DFA Fund Complex

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•   the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

•   Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•   Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•   DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•   the DFA Fund Complex

Vice President (since 2016) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•   the DFA Fund Complex

Vice President of

•   Dimensional Holdings Inc. (since 2016)

•   Dimensional Fund Advisors LP (since 2016)

•   Dimensional Investment LLC (since 2016)

•   DFA Securities LLC (since 2016)

•   Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

206

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

207

208

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA Municipal Real Return Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Short-Term Selective State Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	1%	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

209

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

210

211

DFA103123-002MA 00293583

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

U.S. Sustainability Targeted Value Portfolio

International Sustainability Core 1 Portfolio

International Social Core Equity Portfolio

Emerging Markets Sustainability Core 1 Portfolio

Emerging Markets Social Core Equity Portfolio

Global Social Core Equity Portfolio

DFA Social Fixed Income Portfolio

DFA Global Sustainability Fixed Income Portfolio

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NZD	New Zealand Dollars
USD	United States Dollar

Investment Footnotes

†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
§	Affiliated Fund.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
∞	Rates reflect the effective yields at purchase date.
(r)	The adjustable rate shown is effective as of October 31, 2023.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Social Core Equity 2 Portfolio vs.

Russell 3000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	6.85%	8.95%	8.86%

U.S. Sustainability Core 1 Portfolio vs.

Russell 3000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	8.14%	10.71%	10.48%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Sustainability Targeted Value Portfolio vs.

Russell 2000 Value Index

July 7, 2020-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
	-3.89%	16.91%

International Sustainability Core 1 Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	12.91%	4.15%	3.29%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International Social Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	13.59%	3.23%	2.90%

Emerging Markets Sustainability Core 1 Portfolio vs.

MSCI Emerging Markets Index (net dividends)

March 27, 2018-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	14.54%	2.83%	-1.29%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Social Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	14.76%	3.26%	2.12%

Global Social Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

November 19, 2019-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
	9.60%	5.12%

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Social Fixed Income Portfolio vs.

Bloomberg U.S. Aggregate Bond Index

April 5, 2016-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.74%	0.69%	0.31%

DFA Global Sustainability Fixed Income Portfolio vs.

Bloomberg Global Aggregate Bond Index (hedged to USD)

November 6, 2018-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Since Inception
	3.19%	-0.09%

7

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023

Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%

Total Return for 12 Months Ended October 31, 2023

Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Social Core Equity 2 Portfolio

The U.S. Social Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 2,080 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 6.85% for the Portfolio and 8.38% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks generally underperformed. With value stocks underperforming growth stocks, the Portfolio’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the Portfolio’s exclusion of REITs contributed positively to relative performance, as REITs underperformed.

8

U.S. Sustainability Core 1 Portfolio

The U.S. Sustainability Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio further adjusts the weights of all eligible companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores, and excluding or deemphasizing companies with lower sustainability scores. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,970 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 8.14% for the Portfolio and 8.38% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks underperformed. With value stocks underperforming growth stocks, the Portfolio’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the Portfolio’s exclusion of REITs contributed positively to relative performance, as REITs underperformed.

U.S. Sustainability Targeted Value Portfolio

The U.S. Sustainability Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, excluding companies with lower sustainability scores. Additionally, the Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,110 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -3.89% for the Portfolio and -9.93% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s emphasis on higher-profitability stocks within the small- and mid-cap value segment of the U.S. market contributed positively to relative performance, as these stocks generally outperformed. The Portfolio’s inclusion of mid-cap stocks also contributed positively to relative performance, as these stocks generally outperformed. Additionally, the Portfolio’s exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed. Conversely, the Portfolio’s lesser allocation to the energy sector, due to the Portfolio’s sustainability screens, detracted from relative performance, as energy stocks generally outperformed for the period.

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

9

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

10

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

International Sustainability Core 1 Portfolio

The International Sustainability Core 1 Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 3,940 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 12.91% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With small-cap stocks underperforming large-cap stocks, the Portfolio’s inclusion of and emphasis on small-caps detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Conversely, the Portfolio’s exclusion of REITs contributed positively to relative performance, as REITs underperformed.

11

International Social Core Equity Portfolio

The International Social Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 4,370 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 13.59% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark.

Emerging Markets Sustainability Core 1 Portfolio

The Emerging Markets Sustainability Core 1 Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 4,880 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.54% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Additionally, the Portfolio’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Emerging Markets Social Core Equity Portfolio

The Emerging Markets Social Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 5,740 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

12

For the 12 months ended October 31, 2023, total returns were 14.76% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Additionally, the Portfolio’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Global Social Core Equity Portfolio

The Global Social Core Equity Portfolio invests in a broadly diversified group of global securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 12,190 securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2023, total returns were 9.60% for the Portfolio and 10.50% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed in developed markets. The Portfolio’s emphasis on value stocks also detracted from performance relative to the benchmark, as value stocks underperformed growth stocks in the U.S.

Fixed Income Market Review	12 Months Ended October 31, 2023

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2023. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also generally increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2023. For example, the Bloomberg Global Treasury Bond Index 1-3 Years (hedged to USD) returned 3.63%, while the Bloomberg Global Treasury Bond Index 10+ Years (hedged to USD) returned -4.02%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned 2.89%, while the Bloomberg U.S. Treasury Bond Index 10+ Years returned -8.50%.

	October 31, 2022	October 31, 2023	Change
One-Month Treasury Bill (yield)	3.73%	5.56%	1.83%
Ten-Year U.S. Treasury Notes (yield)	4.10%	4.88%	0.78%

Source: Bloomberg

13

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultrashort- and short-term Portfolios employing a variable maturity approach were generally positioned toward the shorter end of their eligible maturity ranges as short-term bonds generally exhibited higher expected returns, reflecting a generally flat to inverted ultrashort- to short-term segment of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally flat to inverted in their short-term segments but were slightly upwardly sloped in their intermediate- to long-term segments. Realized term premiums were negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads were relatively wide over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally maintained their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period, but were generally below their maximum allowable weights. Realized credit premiums were positive, as corporate bonds outperformed their government bond counterparts. Both corporate and government bonds outperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were mixed for municipal securities during the period, with intermediate-term municipal bonds generally underperforming shorter- and longer-term municipal bonds.

DFA Social Fixed Income Portfolio

The DFA Social Fixed Income Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio seeks to limit its investment to securities that are consistent with the Portfolio’s social issue screens. The Portfolio primarily invests in securities that mature within 20 years and follows a variable maturity strategy within a range of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio was 5.34 years as of October 31, 2023, compared to 6.14 years as of October 31, 2022. The weighted average duration of the benchmark was 6.04 years as of October 31, 2023, compared to 6.11 years as of October 31, 2022.

14

For the 12 months ended October 31, 2023, total returns were 2.74% for the Portfolio and 0.36% for the Bloomberg U.S. Aggregate Bond Index, the Portfolio’s benchmark. During the period, the U.S. yield curve was generally flat to inverted in the short- to intermediate-term maturity segment, indicating smaller expected term premiums. As such, the Portfolio increased its allocation to short-term securities and had a weighted average duration that was shorter than the benchmark over the full period. Realized term premiums were generally negative during the period. As a result, the Portfolio’s exclusion of securities with maturities longer than 20-years, and allocation to securities with maturities shorter than one-year, contributed positively to relative performance. Credit spreads were relatively wide during the period, indicating larger expected credit premiums. As such, the Portfolio emphasized single-A and BBB rated corporate securities during the period. Realized credit premiums were generally positive during the period. As a result, the Portfolio’s overweight to single-A and BBB rated corporate securities contributed positively to relative performance. The Portfolio’s exclusion of securitized securities also contributed positively to relative performance, as these securities underperformed corporate and government securities during the period.

DFA Global Sustainability Fixed Income Portfolio

The DFA Global Sustainability Fixed Income Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio seeks to limit its investment to securities that are consistent with the Portfolio’s sustainability screens. The Portfolio generally follows a variable maturity strategy within a range of no more than half a year greater than, and no less than one year less than, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio was 6.34 years as of October 31, 2023, compared to 7.05 years as of October 31, 2022. The weighted average duration of the benchmark was 6.46 years as of October 31, 2023, compared to 6.70 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 3.19% for the Portfolio and 1.72% for the Bloomberg Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark. Credit spreads were relatively wide during the period, indicating larger expected credit premiums. As such, the Portfolio emphasized single-A and BBB rated corporate securities during the period. Realized credit premiums were generally positive during the period. As a result, the Portfolio’s overweight to single-A and BBB rated corporate securities contributed positively to relative performance. During the period, eligible yield curves in global developed markets flattened, indicating smaller expected term premiums. As such, the Portfolio increased its allocation to short-term securities during the period. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities shorter than one-year and underweight to securities with maturities longer than 20-years, contributed positively to relative performance. The Portfolio’s underweight to securitized securities also contributed positively to relative performance, as these securities underperformed credit and government securities during the period.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,000.00	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

U.S. Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,010.50	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Sustainability Targeted Value Portfolio
Actual Fund Return	$1,000.00	$971.80	0.34%	$1.69
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.34%	$1.73

International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$913.00	0.24%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.24%	$1.22

International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$922.90	0.26%	$1.26
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33

Emerging Markets Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$966.00	0.44%	$2.18
Hypothetical 5% Annual Return	$1,000.00	$1,022.99	0.44%	$2.24

Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$970.50	0.43%	$2.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.43%	$2.19

Global Social Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$973.50	0.34%	$1.69
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.34%	$1.73

DFA Social Fixed Income Portfolio
Actual Fund Return	$1,000.00	$954.80	0.22%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

DFA Global Sustainability Fixed Income Portfolio
Actual Fund Return	$1,000.00	$968.70	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023 (October 19, 2023 with respect to DFA Social Fixed Income Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

Affiliated Investment Companies
Global Social Core Equity Portfolio	99.9%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Social Core Equity 2 Portfolio

Communication Services	7.9%
Consumer Discretionary	12.3%
Consumer Staples	5.6%
Energy	3.6%
Financials	17.1%
Health Care	5.7%
Industrials	15.6%
Information Technology	26.1%
Materials	4.7%
Real Estate	0.4%
Utilities	1.0%

100.0%

U.S. Sustainability Core 1 Portfolio

Communication Services	9.3%
Consumer Discretionary	12.6%
Consumer Staples	6.1%
Energy	2.7%
Financials	16.0%
Health Care	14.0%
Industrials	13.2%
Information Technology	21.8%
Materials	3.1%
Real Estate	0.3%
Utilities	0.9%

100.0%

U.S. Sustainability Targeted Value Portfolio

Communication Services	3.9%
Consumer Discretionary	16.5%
Consumer Staples	3.9%
Energy	4.5%
Financials	28.7%
Health Care	7.4%
Industrials	18.4%
Information Technology	9.1%
Materials	5.8%
Real Estate	1.5%
Utilities	0.3%

100.0%

18

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Sustainability Core 1 Portfolio

Communication Services	5.2%
Consumer Discretionary	13.8%
Consumer Staples	7.4%
Energy	1.7%
Financials	19.8%
Health Care	10.7%
Industrials	19.9%
Information Technology	8.9%
Materials	7.8%
Real Estate	2.3%
Utilities	2.5%

100.0%

International Social Core Equity Portfolio

Communication Services	5.9%
Consumer Discretionary	13.6%
Consumer Staples	6.2%
Energy	3.8%
Financials	22.1%
Health Care	3.3%
Industrials	20.3%
Information Technology	8.7%
Materials	10.5%
Real Estate	2.6%
Utilities	3.0%

100.0%

Emerging Markets Sustainability Core 1 Portfolio

Communication Services	7.9%
Consumer Discretionary	13.6%
Consumer Staples	6.7%
Energy	1.6%
Financials	19.3%
Health Care	5.7%
Industrials	10.4%
Information Technology	21.5%
Materials	7.9%
Real Estate	2.9%
Utilities	2.5%

100.0%

Emerging Markets Social Core Equity Portfolio

Communication Services	8.4%
Consumer Discretionary	12.8%
Consumer Staples	5.7%
Energy	2.3%
Financials	21.1%
Health Care	3.0%
Industrials	10.1%
Information Technology	22.3%
Materials	9.0%
Real Estate	3.1%
Utilities	2.2%

100.0%

FIXED INCOME PORTFOLIOS

DFA Social Fixed Income Portfolio

Basic Materials	1.6%
Communications	5.6%
Consumer, Cyclical	6.3%
Consumer, Non-cyclical	3.4%
Energy	2.6%
Financials	27.9%
Foreign Government	1.2%
Industrials	3.7%
Supranational	1.2%
Technology	2.7%
U.S. Government	42.5%
Utilities	1.3%

100.0%

DFA Global Sustainability Fixed Income Portfolio

Basic Materials	0.1%
Communications	5.1%
Consumer, Cyclical	7.0%
Consumer, Non-cyclical	9.0%
Financials	40.3%
Foreign Government	12.4%
Industrials	8.9%
Supranational	4.1%
Technology	5.0%
U.S. Government	8.1%

100.0%

19

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.5%)
COMMUNICATION SERVICES — (7.6%)
* Alphabet, Inc., Class A	144,281	$17,902,386	1.2%
* Alphabet, Inc., Class C	129,463	16,221,714	1.1%
AT&T, Inc.	275,027	4,235,416	0.3%
Comcast Corp., Class A	192,336	7,941,553	0.6%
* Meta Platforms, Inc., Class A	83,090	25,032,524	1.7%
Verizon Communications, Inc.	202,221	7,104,024	0.5%
* Walt Disney Co.	46,713	3,811,314	0.3%
Other Securities		32,713,096	2.2%

TOTAL COMMUNICATION SERVICES		114,962,027	7.9%

CONSUMER DISCRETIONARY — (11.8%)
* Amazon.com, Inc.	245,459	32,668,138	2.3%
* Booking Holdings, Inc.	1,537	4,287,554	0.3%
DR Horton, Inc.	32,484	3,391,330	0.2%
Home Depot, Inc.	28,740	8,181,991	0.6%
NIKE, Inc., Class B	40,070	4,117,994	0.3%
* Tesla, Inc.	33,825	6,793,413	0.5%
TJX Cos., Inc.	46,971	4,136,736	0.3%
Other Securities		114,943,433	7.7%

TOTAL CONSUMER DISCRETIONARY		178,520,589	12.2%

CONSUMER STAPLES — (5.4%)
Coca-Cola Co.	139,027	7,853,635	0.5%
Costco Wholesale Corp.	12,609	6,965,716	0.5%
Kroger Co.	79,338	3,599,565	0.3%
PepsiCo, Inc.	61,706	10,075,356	0.7%
Walmart, Inc.	40,579	6,631,014	0.5%
Other Securities		46,763,661	3.1%

TOTAL CONSUMER STAPLES		81,888,947	5.6%

ENERGY — (3.4%)
Marathon Petroleum Corp.	33,181	5,018,626	0.4%
Valero Energy Corp.	27,724	3,520,948	0.3%
Other Securities		43,345,053	2.9%

TOTAL ENERGY		51,884,627	3.6%

FINANCIALS — (16.5%)
American Express Co.	32,460	4,740,134	0.3%
Bank of America Corp.	191,203	5,036,287	0.4%
JPMorgan Chase & Co.	112,899	15,699,735	1.1%
Marsh & McLennan Cos., Inc.	21,206	4,021,718	0.3%
Mastercard, Inc., Class A	33,869	12,746,598	0.9%
Visa, Inc., Class A	60,057	14,119,401	1.0%
Wells Fargo & Co.	99,638	3,962,603	0.3%
Other Securities		187,857,663	12.7%

TOTAL FINANCIALS		248,184,139	17.0%

20

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (5.5%)
CVS Health Corp.	50,222	$3,465,820	0.3%
Other Securities		78,972,427	5.4%

TOTAL HEALTH CARE		82,438,247	5.7%

INDUSTRIALS — (15.1%)
Automatic Data Processing, Inc.	17,797	3,883,661	0.3%
Caterpillar, Inc.	22,679	5,126,588	0.4%
Deere & Co.	13,655	4,988,991	0.4%
Honeywell International, Inc.	29,101	5,333,049	0.4%
Union Pacific Corp.	29,358	6,095,014	0.4%
United Parcel Service, Inc., Class B	33,849	4,781,171	0.3%
Other Securities		196,896,741	13.4%

TOTAL INDUSTRIALS		227,105,215	15.6%

INFORMATION TECHNOLOGY — (25.2%)
Accenture PLC, Class A	28,651	8,511,926	0.6%
* Adobe, Inc.	17,884	9,515,361	0.7%
Apple, Inc.	440,905	75,293,347	5.2%
Applied Materials, Inc.	41,905	5,546,127	0.4%
Broadcom, Inc.	20,802	17,502,179	1.2%
Cisco Systems, Inc.	178,077	9,283,154	0.6%
Intel Corp.	124,198	4,533,227	0.3%
International Business Machines Corp.	43,893	6,348,684	0.4%
Lam Research Corp.	6,419	3,775,784	0.3%
Microsoft Corp.	248,602	84,054,835	5.8%
NVIDIA Corp.	45,685	18,630,343	1.3%
Oracle Corp.	63,773	6,594,128	0.5%
QUALCOMM, Inc.	51,008	5,559,362	0.4%
Texas Instruments, Inc.	34,063	4,837,287	0.3%
Other Securities		119,958,284	8.1%

TOTAL INFORMATION TECHNOLOGY		379,944,028	26.1%

MATERIALS — (4.5%)
Linde PLC	14,927	5,704,502	0.4%
Other Securities		62,124,487	4.2%

TOTAL MATERIALS		67,828,989	4.6%

REAL ESTATE — (0.5%)
Other Securities		6,710,226	0.5%

UTILITIES — (1.0%)
Other Securities		14,883,993	1.0%

TOTAL COMMON STOCKS		1,454,351,027	99.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		22,222	0.0%

21

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
	INDUSTRIALS — (0.0%)
	Other Security		$90,111	0.0%

	TOTAL PREFERRED STOCKS		112,333	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $812,833,547)		1,454,463,360

	TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund, 5.300%	3,214,447	3,214,447	0.2%

	SECURITIES LENDING COLLATERAL — (3.3%)
@ » §	The DFA Short Term Investment Fund	4,293,912	49,667,684	3.4%

	TOTAL INVESTMENTS — (100.0%) (Cost $865,716,202)		$1,507,345,491	103.4%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$114,951,609	$10,418	—	$114,962,027
Consumer Discretionary	178,520,589	—	—	178,520,589
Consumer Staples	81,872,663	16,284	—	81,888,947
Energy	51,884,627	—	—	51,884,627
Financials	248,184,139	—	—	248,184,139
Health Care	81,569,965	794,756	$73,526	82,438,247
Industrials	227,104,970	—	245	227,105,215
Information Technology	379,896,822	47,206	—	379,944,028
Materials	67,821,525	—	7,464	67,828,989
Real Estate	6,710,226	—	—	6,710,226
Utilities	14,883,993	—	—	14,883,993
Preferred Stocks
Communication Services	22,222	—	—	22,222
Industrials	90,111	—	—	90,111
Temporary Cash Investments	3,214,447	—	—	3,214,447
Securities Lending Collateral	—	49,667,684	—	49,667,684

TOTAL	$1,456,727,908	$50,536,348	$81,235^	$1,507,345,491

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

22

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (9.1%)
*	Alphabet, Inc., Class A	738,387	$91,619,059	1.7%
*	Alphabet, Inc., Class C	682,120	85,469,636	1.6%
	Comcast Corp., Class A	733,926	30,303,805	0.6%
*	Meta Platforms, Inc., Class A	482,884	145,478,463	2.8%
*	Netflix, Inc.	42,854	17,642,563	0.4%
	Verizon Communications, Inc.	635,494	22,324,904	0.4%
	Other Securities		97,462,455	1.8%

TOTAL COMMUNICATION SERVICES			490,300,885	9.3%

CONSUMER DISCRETIONARY — (12.3%)
*	Amazon.com, Inc.	825,864	109,914,240	2.1%
*	Booking Holdings, Inc.	6,994	19,510,183	0.4%
	Home Depot, Inc.	163,348	46,503,542	0.9%
	McDonald’s Corp.	66,182	17,350,935	0.3%
	NIKE, Inc., Class B	214,659	22,060,505	0.4%
*	Tesla, Inc.	332,058	66,690,529	1.3%
	Other Securities		381,427,634	7.1%

TOTAL CONSUMER DISCRETIONARY			663,457,568	12.5%

CONSUMER STAPLES — (6.0%)
	Coca-Cola Co.	581,190	32,831,423	0.6%
	Costco Wholesale Corp.	75,825	41,888,763	0.8%
	PepsiCo, Inc.	121,503	19,839,010	0.4%
	Procter & Gamble Co.	279,145	41,880,124	0.8%
	Walmart, Inc.	218,126	35,643,970	0.7%
	Other Securities		150,541,507	2.8%

TOTAL CONSUMER STAPLES			322,624,797	6.1%

ENERGY — (2.6%)
	Marathon Petroleum Corp.	114,034	17,247,642	0.3%
	Schlumberger NV	328,618	18,290,878	0.4%
	Other Securities		105,988,064	2.0%

TOTAL ENERGY			141,526,584	2.7%

FINANCIALS — (15.7%)
	JPMorgan Chase & Co.	320,139	44,518,529	0.9%
	Mastercard, Inc., Class A	125,721	47,315,098	0.9%
	Travelers Cos., Inc.	100,687	16,859,031	0.3%
#	Visa, Inc., Class A	235,534	55,374,043	1.1%
	Other Securities		683,619,582	12.8%

TOTAL FINANCIALS			847,686,283	16.0%

HEALTH CARE — (13.7%)
	AbbVie, Inc.	269,102	37,991,820	0.7%
	Amgen, Inc.	87,600	22,399,320	0.4%
	Bristol-Myers Squibb Co.	411,282	21,193,361	0.4%
	Cigna Group	68,560	21,198,752	0.4%
	CVS Health Corp.	249,508	17,218,547	0.3%
	Elevance Health, Inc.	44,081	19,840,417	0.4%
	Eli Lilly & Co.	76,168	42,191,740	0.8%

23

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	260,829	$20,485,510	0.4%
Johnson & Johnson	371,166	55,058,764	1.1%
Merck & Co., Inc.	239,922	24,639,989	0.5%
Pfizer, Inc.	1,278,516	39,071,449	0.8%
Thermo Fisher Scientific, Inc.	36,770	16,354,193	0.3%
UnitedHealth Group, Inc.	174,757	93,592,859	1.8%
Other Securities		309,820,682	5.7%

TOTAL HEALTH CARE		741,057,403	14.0%

INDUSTRIALS — (12.9%)
Automatic Data Processing, Inc.	79,540	17,357,219	0.3%
Caterpillar, Inc.	96,606	21,837,786	0.4%
Deere & Co.	44,435	16,234,772	0.3%
Other Securities		641,450,011	12.2%

TOTAL INDUSTRIALS		696,879,788	13.2%

INFORMATION TECHNOLOGY — (21.3%)
Accenture PLC, Class A	88,943	26,424,076	0.5%
* Adobe, Inc.	52,437	27,899,630	0.5%
Apple, Inc.	1,647,860	281,405,052	5.3%
Applied Materials, Inc.	122,619	16,228,625	0.3%
Broadcom, Inc.	74,752	62,894,090	1.2%
Cisco Systems, Inc.	538,922	28,094,004	0.5%
International Business Machines Corp.	164,167	23,745,115	0.5%
Microsoft Corp.	559,167	189,059,954	3.6%
NVIDIA Corp.	265,400	108,230,120	2.1%
Oracle Corp.	197,919	20,464,825	0.4%
QUALCOMM, Inc.	204,712	22,311,561	0.4%
Other Securities		345,768,837	6.4%

TOTAL INFORMATION TECHNOLOGY		1,152,525,889	21.7%

MATERIALS — (3.0%)
Other Securities		165,197,515	3.1%

REAL ESTATE — (0.3%)
Other Securities		17,309,146	0.3%

UTILITIES — (0.9%)
Other Securities		47,686,355	0.9%

TOTAL COMMON STOCKS		5,286,252,213	99.8%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		126,582	0.0%

TOTAL PREFERRED STOCKS		126,582	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,601,873,731)		5,286,378,795

24

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	10,220,778	$10,220,778	0.2%

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	9,534,864	110,289,773	2.0%

TOTAL INVESTMENTS — (100.0%) (Cost $3,722,385,014)		$5,406,889,346	102.0%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$490,289,621	$11,264	—	$490,300,885
Consumer Discretionary	663,457,568	—	—	663,457,568
Consumer Staples	322,624,797	—	—	322,624,797
Energy	141,526,584	—	—	141,526,584
Financials	847,686,283	—	—	847,686,283
Health Care	739,713,839	1,202,052	$141,512	741,057,403
Industrials	696,879,788	—	—	696,879,788
Information Technology	1,152,407,114	118,775	—	1,152,525,889
Materials	165,196,471	—	1,044	165,197,515
Real Estate	17,309,146	—	—	17,309,146
Utilities	47,686,355	—	—	47,686,355
Preferred Stocks
Industrials	126,582	—	—	126,582
Temporary Cash Investments	10,220,778	—	—	10,220,778
Securities Lending Collateral	—	110,289,773	—	110,289,773

TOTAL	$5,295,124,926	$111,621,864	$142,556^	$5,406,889,346

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

25

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (3.8%)
	Nexstar Media Group, Inc.	9,308	$1,303,865	0.4%
	Other Securities		11,603,388	3.5%

TOTAL COMMUNICATION SERVICES			12,907,253	3.9%

CONSUMER DISCRETIONARY — (16.2%)
	BorgWarner, Inc.	51,783	1,910,793	0.6%
	Lithia Motors, Inc.	5,861	1,419,593	0.4%
*	Mohawk Industries, Inc.	17,463	1,403,676	0.4%
	Penske Automotive Group, Inc.	13,166	1,883,791	0.6%
	PVH Corp.	15,901	1,182,239	0.4%
*	Taylor Morrison Home Corp.	28,582	1,095,262	0.3%
#	Thor Industries, Inc.	12,652	1,112,490	0.3%
	Toll Brothers, Inc.	24,849	1,757,073	0.5%
	Other Securities		43,201,982	12.9%

TOTAL CONSUMER DISCRETIONARY			54,966,899	16.4%

CONSUMER STAPLES — (3.8%)
*	Post Holdings, Inc.	14,724	1,182,043	0.4%
	Other Securities		11,758,555	3.5%

TOTAL CONSUMER STAPLES			12,940,598	3.9%

ENERGY — (4.5%)
	HF Sinclair Corp.	40,798	2,259,393	0.7%
	NOV, Inc.	58,578	1,169,217	0.3%
	TechnipFMC PLC	86,764	1,867,161	0.5%
#*	Transocean Ltd.	193,492	1,280,917	0.4%
	Other Securities		8,614,741	2.6%

TOTAL ENERGY			15,191,429	4.5%

FINANCIALS — (28.1%)
	Ally Financial, Inc.	50,877	1,230,715	0.4%
*	American Equity Investment Life Holding Co.	23,300	1,233,968	0.4%
	Axis Capital Holdings Ltd.	20,660	1,179,686	0.4%
	East West Bancorp, Inc.	19,629	1,052,507	0.3%
	Essent Group Ltd.	23,911	1,129,556	0.3%
	First American Financial Corp.	23,498	1,208,737	0.4%
	First Citizens BancShares, Inc., Class A	846	1,168,106	0.4%
	Invesco Ltd.	82,884	1,075,005	0.3%
	Jefferies Financial Group, Inc.	35,304	1,136,083	0.3%
	New York Community Bancorp, Inc.	159,366	1,510,790	0.5%
	Old Republic International Corp.	63,596	1,741,258	0.5%
	Popular, Inc.	16,467	1,071,014	0.3%
	SouthState Corp.	18,392	1,215,711	0.4%
	Unum Group	41,877	2,047,785	0.6%
	Webster Financial Corp.	30,758	1,167,881	0.4%
	Other Securities		76,462,955	22.7%

TOTAL FINANCIALS			95,631,757	28.6%

HEALTH CARE — (7.3%)
*	Envista Holdings Corp.	49,899	1,161,150	0.4%

26

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Perrigo Co. PLC	47,723	$1,319,064	0.4%
Universal Health Services, Inc., Class B	16,077	2,023,933	0.6%
Other Securities		20,219,912	6.0%

TOTAL HEALTH CARE		24,724,059	7.4%

INDUSTRIALS — (18.0%)
AGCO Corp.	12,422	1,424,307	0.4%
Air Lease Corp.	37,005	1,281,483	0.4%
Boise Cascade Co.	11,682	1,095,187	0.3%
Knight-Swift Transportation Holdings, Inc.	32,720	1,599,681	0.5%
Regal Rexnord Corp.	13,105	1,551,763	0.5%
U-Haul Holding Co., Non Voting	23,965	1,131,388	0.3%
WESCO International, Inc.	9,720	1,246,104	0.4%
Other Securities		51,926,930	15.5%

TOTAL INDUSTRIALS		61,256,843	18.3%

INFORMATION TECHNOLOGY — (8.9%)
Amkor Technology, Inc.	64,675	1,349,120	0.4%
* Arrow Electronics, Inc.	15,598	1,768,969	0.5%
Avnet, Inc.	33,784	1,565,213	0.5%
* DXC Technology Co.	75,150	1,515,775	0.5%
* Flex Ltd.	45,756	1,176,844	0.4%
TD SYNNEX Corp.	18,648	1,709,649	0.5%
Other Securities		21,333,687	6.3%

TOTAL INFORMATION TECHNOLOGY		30,419,257	9.1%

MATERIALS — (5.7%)
Commercial Metals Co.	27,925	1,180,948	0.4%
Huntsman Corp.	51,743	1,207,164	0.4%
Westrock Co.	37,192	1,336,309	0.4%
Other Securities		15,476,050	4.5%

TOTAL MATERIALS		19,200,471	5.7%

REAL ESTATE — (1.4%)
* Jones Lang LaSalle, Inc.	9,707	1,241,720	0.4%
Other Securities		3,632,151	1.0%

TOTAL REAL ESTATE		4,873,871	1.4%

UTILITIES — (0.3%)
Other Securities		965,079	0.3%

TOTAL COMMON STOCKS (Cost $329,384,620)		333,077,516	99.5%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	1,232,479	1,232,479	0.4%

27

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	496,005	$5,737,289	1.7%

TOTAL INVESTMENTS — (100.0%) (Cost $336,354,507)		$340,047,284	101.6%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,903,207	$4,046	—	$12,907,253
Consumer Discretionary	54,966,899	—	—	54,966,899
Consumer Staples	12,940,598	—	—	12,940,598
Energy	15,191,429	—	—	15,191,429
Financials	95,631,757	—	—	95,631,757
Health Care	24,705,848	—	$18,211	24,724,059
Industrials	61,256,843	—	—	61,256,843
Information Technology	30,343,929	75,328	—	30,419,257
Materials	19,200,471	—	—	19,200,471
Real Estate	4,873,871	—	—	4,873,871
Utilities	965,079	—	—	965,079
Temporary Cash Investments	1,232,479	—	—	1,232,479
Securities Lending Collateral	—	5,737,289	—	5,737,289

TOTAL	$334,212,410	$5,816,663	$18,211^	$340,047,284

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

28

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.6%)
AUSTRALIA — (4.8%)
Other Securities		$142,093,292	5.0%

AUSTRIA — (0.3%)
Other Securities		9,529,251	0.3%

BELGIUM — (1.1%)
Other Securities		32,079,937	1.1%

CANADA — (8.9%)
Alimentation Couche-Tard, Inc.	143,939	7,835,554	0.3%
# Brookfield Corp., Class A	257,125	7,495,194	0.3%
Constellation Software, Inc.	3,758	7,533,642	0.3%
Royal Bank of Canada	108,384	8,657,714	0.3%
Other Securities		233,124,259	8.0%

TOTAL CANADA		264,646,363	9.2%

CHINA — (0.0%)
Other Securities		151,129	0.0%

DENMARK — (4.2%)
Novo Nordisk AS, Class B	719,894	69,452,643	2.4%
Novo Nordisk AS, Sponsored ADR	22,898	2,211,260	0.1%
Other Securities		53,219,084	1.9%

TOTAL DENMARK		124,882,987	4.4%

FINLAND — (1.8%)
Other Securities		51,720,272	1.8%

FRANCE — (9.3%)
Airbus SE	113,134	15,168,571	0.5%
BNP Paribas SA	151,420	8,707,256	0.3%
Capgemini SE	58,760	10,384,585	0.4%
Hermes International SCA	7,917	14,771,737	0.5%
L’Oreal SA	50,782	21,345,221	0.8%
LVMH Moet Hennessy Louis Vuitton SE	56,840	40,693,480	1.4%
Orange SA	696,658	8,194,120	0.3%
Sanofi SA	101,017	9,172,973	0.3%
Schneider Electric SE	48,655	7,485,927	0.3%
Vinci SA	67,010	7,409,592	0.3%
Other Securities		131,833,865	4.5%

TOTAL FRANCE		275,167,327	9.6%

GERMANY — (6.5%)
Allianz SE	48,531	11,368,022	0.4%
Deutsche Telekom AG	353,124	7,664,085	0.3%
Mercedes-Benz Group AG	185,781	10,930,286	0.4%
SAP SE	79,831	10,707,918	0.4%
Siemens AG	111,456	14,790,083	0.5%
Other Securities		137,463,551	4.7%

TOTAL GERMANY		192,923,945	6.7%

29

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.4%)
AIA Group Ltd.	1,762,200	$15,302,597	0.6%
Other Securities		24,768,816	0.8%

TOTAL HONG KONG		40,071,413	1.4%

IRELAND — (0.6%)
Other Securities		17,965,662	0.6%

ISRAEL — (0.6%)
Other Securities		16,821,535	0.6%

ITALY — (2.1%)
Other Securities		63,395,061	2.2%

JAPAN — (20.6%)
Fast Retailing Co. Ltd.	33,900	7,505,338	0.3%
KDDI Corp.	307,000	9,183,820	0.3%
Keyence Corp.	26,200	10,142,503	0.4%
Mitsubishi UFJ Financial Group, Inc.	1,002,600	8,410,959	0.3%
Nintendo Co. Ltd.	280,000	11,568,037	0.4%
Recruit Holdings Co. Ltd.	375,900	10,778,067	0.4%
Shin-Etsu Chemical Co. Ltd.	296,000	8,851,397	0.3%
Sony Group Corp.	204,300	16,985,266	0.6%
Tokyo Electron Ltd.	73,500	9,712,118	0.4%
Toyota Motor Corp.	1,214,300	21,242,647	0.8%
Other Securities		494,848,881	17.1%

TOTAL JAPAN		609,229,033	21.3%

NETHERLANDS — (4.9%)
ASML Holding NV	6,365	3,826,078	0.1%
ASML Holding NV	67,911	40,665,786	1.4%
ING Groep NV	649,430	8,326,034	0.3%
Koninklijke Ahold Delhaize NV	285,253	8,446,851	0.3%
Wolters Kluwer NV	96,257	12,350,349	0.4%
Other Securities		70,733,730	2.5%

TOTAL NETHERLANDS		144,348,828	5.0%

NEW ZEALAND — (0.3%)
Other Securities		8,346,776	0.3%

NORWAY — (0.6%)
Other Securities		19,175,909	0.7%

PORTUGAL — (0.2%)
Other Securities		5,447,601	0.2%

SINGAPORE — (0.8%)
Other Securities		22,827,851	0.8%

SPAIN — (2.6%)
# Banco Santander SA	2,297,271	8,449,210	0.3%
# Industria de Diseno Textil SA	265,941	9,179,743	0.3%
Other Securities		57,772,058	2.0%

TOTAL SPAIN		75,401,011	2.6%

30

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (3.5%)
Other Securities		$102,653,965	3.6%

SWITZERLAND — (8.0%)
ABB Ltd.	255,962	8,599,737	0.3%
Givaudan SA	2,281	7,592,355	0.3%
Novartis AG, Sponsored ADR	252,654	23,643,361	0.8%
Roche Holding AG	5,197	1,416,240	0.1%
Roche Holding AG	139,038	35,831,422	1.3%
Swiss Re AG	75,936	8,296,979	0.3%
Zurich Insurance Group AG	26,003	12,351,231	0.4%
Other Securities		139,627,123	4.8%

TOTAL SWITZERLAND		237,358,448	8.3%

UNITED KINGDOM — (12.4%)
3i Group PLC	404,981	9,548,470	0.3%
AstraZeneca PLC, Sponsored ADR	337,697	21,352,581	0.8%
# Diageo PLC, Sponsored ADR	85,975	13,197,162	0.5%
Experian PLC	302,844	9,187,920	0.3%
# HSBC Holdings PLC, Sponsored ADR	345,353	12,546,674	0.4%
RELX PLC, Sponsored ADR	395,718	13,790,765	0.5%
# Unilever PLC, Sponsored ADR	385,422	18,249,732	0.6%
Other Securities		269,102,095	9.4%

TOTAL UNITED KINGDOM		366,975,399	12.8%

UNITED STATES — (0.1%)
Other Securities		3,726,291	0.1%

TOTAL COMMON STOCKS		2,826,939,286	98.6%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		16,798,298	0.6%

TOTAL INVESTMENT SECURITIES (Cost $2,645,202,359)		2,843,737,584

		Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§ The DFA Short Term Investment Fund	9,877,065	114,248,012	4.0%

TOTAL INVESTMENTS — (100.0%) (Cost $2,759,451,096)		$2,957,985,596	103.2%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$22,688	$142,060,865	$9,739	$142,093,292
Austria	31,353	9,497,898	—	9,529,251
Belgium	59,166	32,020,771	—	32,079,937

31

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$264,414,797	$231,566	—	$264,646,363
China	147,344	3,785	—	151,129
Denmark	2,211,260	122,671,727	—	124,882,987
Finland	602,826	51,117,446	—	51,720,272
France	944,752	274,222,575	—	275,167,327
Germany	2,254,282	190,669,663	—	192,923,945
Hong Kong	—	40,068,809	$2,604	40,071,413
Ireland	—	17,965,662	—	17,965,662
Israel	1,856,485	14,965,050	—	16,821,535
Italy	9,672,035	53,723,026	—	63,395,061
Japan	2,104,257	607,124,776	—	609,229,033
Netherlands	45,953,345	98,395,483	—	144,348,828
New Zealand	18,058	8,328,718	—	8,346,776
Norway	90,099	19,085,810	—	19,175,909
Portugal	—	5,447,601	—	5,447,601
Singapore	—	22,788,693	39,158	22,827,851
Spain	296,164	75,104,847	—	75,401,011
Sweden	227,527	102,426,438	—	102,653,965
Switzerland	35,060,625	202,297,823	—	237,358,448
United Kingdom	94,649,475	272,325,924	—	366,975,399
United States	828,057	2,898,234	—	3,726,291
Preferred Stocks
Germany	—	16,798,298	—	16,798,298
Securities Lending Collateral	—	114,248,012	—	114,248,012

TOTAL	$461,444,595	$2,496,489,500	$51,501^	$2,957,985,596

∧	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

32

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.6%)
AUSTRALIA — (6.0%)
Commonwealth Bank of Australia	54,285	$3,339,388	0.3%
National Australia Bank Ltd.	166,602	2,984,549	0.3%
Rio Tinto Ltd.	40,480	3,023,778	0.3%
Santos Ltd.	597,521	2,915,578	0.2%
Woodside Energy Group Ltd.	194,549	4,237,237	0.4%
Other Securities		60,167,111	4.6%

TOTAL AUSTRALIA		76,667,641	6.1%

AUSTRIA — (0.6%)
Other Securities		8,050,682	0.6%

BELGIUM — (1.1%)
Other Securities		14,187,384	1.1%

CANADA — (10.2%)
Bank of Montreal	43,404	3,279,172	0.3%
National Bank of Canada	46,608	2,897,813	0.2%
Nutrien Ltd.	53,729	2,885,256	0.2%
Royal Bank of Canada	91,017	7,270,439	0.6%
Toronto-Dominion Bank	56,477	3,153,676	0.3%
Other Securities		112,427,902	9.0%

TOTAL CANADA		131,914,258	10.6%

CHINA — (0.0%)
Other Securities		297,185	0.0%

DENMARK — (1.7%)
Other Securities		22,114,119	1.8%

FINLAND — (1.6%)
Other Securities		20,843,710	1.7%

FRANCE — (7.9%)
Airbus SE	23,160	3,105,204	0.3%
Capgemini SE	20,877	3,689,568	0.3%
L’Oreal SA	8,848	3,719,084	0.3%
LVMH Moet Hennessy Louis Vuitton SE	14,037	10,049,514	0.8%
Orange SA	453,437	5,333,345	0.4%
Vinci SA	30,540	3,376,943	0.3%
Other Securities		72,872,223	5.8%

TOTAL FRANCE		102,145,881	8.2%

GERMANY — (6.6%)
Allianz SE	15,593	3,652,543	0.3%
BASF SE	69,592	3,215,648	0.3%
Bayerische Motoren Werke AG	31,610	2,939,866	0.3%
Deutsche Post AG	99,822	3,897,400	0.3%
Deutsche Telekom AG	341,259	7,406,571	0.6%
Mercedes-Benz Group AG	98,376	5,787,878	0.5%

33

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$58,607,307	4.6%

TOTAL GERMANY		85,507,213	6.9%

HONG KONG — (2.0%)
AIA Group Ltd.	601,000	5,218,966	0.4%
Other Securities		20,699,297	1.7%

TOTAL HONG KONG		25,918,263	2.1%

IRELAND — (0.6%)
Other Securities		7,865,661	0.6%

ISRAEL — (0.8%)
Other Securities		10,123,373	0.8%

ITALY — (3.1%)
Eni SpA	180,656	2,953,304	0.2%
Stellantis NV	247,907	4,631,484	0.4%
Other Securities		32,517,122	2.6%

TOTAL ITALY		40,101,910	3.2%

JAPAN — (24.0%)
KDDI Corp.	103,300	3,090,191	0.3%
Mitsubishi UFJ Financial Group, Inc.	488,200	4,095,582	0.3%
Seven & i Holdings Co. Ltd.	81,500	2,986,054	0.3%
Shin-Etsu Chemical Co. Ltd.	107,000	3,199,660	0.3%
Sony Group Corp.	75,100	6,243,727	0.5%
Tokio Marine Holdings, Inc.	130,400	2,917,337	0.3%
Other Securities		286,399,991	22.8%

TOTAL JAPAN		308,932,542	24.8%

NETHERLANDS — (3.7%)
ASML Holding NV	16,394	9,816,825	0.8%
Koninklijke Ahold Delhaize NV	127,593	3,778,249	0.3%
Wolters Kluwer NV	25,773	3,306,830	0.3%
Other Securities		30,953,450	2.4%

TOTAL NETHERLANDS		47,855,354	3.8%

NEW ZEALAND — (0.4%)
Other Securities		4,519,765	0.4%

NORWAY — (1.0%)
Other Securities		13,372,112	1.1%

PORTUGAL — (0.4%)
Other Securities		5,028,786	0.4%

SINGAPORE — (1.2%)
Other Securities		15,706,164	1.3%

SPAIN — (3.0%)
# Banco Bilbao Vizcaya Argentaria SA	654,459	5,148,779	0.4%
Banco Santander SA	849,458	3,124,250	0.3%

34

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Repsol SA	273,915	$4,010,704	0.3%
Telefonica SA	948,346	3,663,116	0.3%
Other Securities		22,756,492	1.8%

TOTAL SPAIN		38,703,341	3.1%

SWEDEN — (3.0%)
Volvo AB, Class B	159,032	3,151,249	0.3%
Other Securities		34,858,544	2.7%

TOTAL SWEDEN		38,009,793	3.0%

SWITZERLAND — (5.9%)
ABB Ltd.	103,675	3,483,242	0.3%
Swiss Re AG	26,418	2,886,504	0.2%
Swisscom AG	5,450	3,265,579	0.3%
#* UBS Group AG	132,816	3,115,860	0.3%
Zurich Insurance Group AG	7,556	3,589,044	0.3%
Other Securities		59,550,498	4.7%

TOTAL SWITZERLAND		75,890,727	6.1%

UNITED KINGDOM — (10.2%)
3i Group PLC	124,580	2,937,294	0.2%
Centrica PLC	1,548,758	2,964,782	0.3%
# HSBC Holdings PLC, Sponsored ADR	160,754	5,840,193	0.5%
Rio Tinto PLC	52,590	3,355,266	0.3%
# Unilever PLC, Sponsored ADR	111,439	5,276,637	0.4%
Other Securities		111,255,412	8.9%

TOTAL UNITED KINGDOM		131,629,584	10.6%

UNITED STATES — (0.6%)
# CRH PLC	90,845	4,866,567	0.4%
Other Securities		2,299,108	0.2%

TOTAL UNITED STATES		7,165,675	0.6%

TOTAL COMMON STOCKS		1,232,551,123	98.9%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		5,895,614	0.5%

RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
Other Security		20,123	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,155,607,525)		1,238,466,860

35

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	4,415,911	$51,078,846	4.1%

TOTAL INVESTMENTS— (100.0%) (Cost $1,206,686,715)		$1,289,545,706	103.5%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$162,758	$76,501,330	$3,553	$76,667,641
Austria	31,689	8,018,993	—	8,050,682
Belgium	213,654	13,973,730	—	14,187,384
Canada	131,600,970	313,288	—	131,914,258
China	242,229	54,956	—	297,185
Denmark	—	22,114,119	—	22,114,119
Finland	443,642	20,400,068	—	20,843,710
France	586,563	101,559,318	—	102,145,881
Germany	2,073,296	83,433,917	—	85,507,213
Hong Kong	—	25,915,746	2,517	25,918,263
Ireland	—	7,865,661	—	7,865,661
Israel	252,598	9,870,775	—	10,123,373
Italy	347,672	39,754,238	—	40,101,910
Japan	681,436	308,251,106	—	308,932,542
Netherlands	11,194,363	36,660,991	—	47,855,354
New Zealand	—	4,519,765	—	4,519,765
Norway	95,475	13,276,637	—	13,372,112
Portugal	—	5,028,786	—	5,028,786
Singapore	—	15,669,503	36,661	15,706,164
Spain	642,711	38,060,630	—	38,703,341
Sweden	—	38,009,793	—	38,009,793
Switzerland	7,095,489	68,795,238	—	75,890,727
United Kingdom	18,072,247	113,544,304	13,033	131,629,584
United States	5,898,676	1,266,999	—	7,165,675
Preferred Stocks
Germany	—	5,895,614	—	5,895,614
Rights/Warrants
Spain	—	20,123	—	20,123
Securities Lending Collateral	—	51,078,846	—	51,078,846

TOTAL	$179,635,468	$1,109,854,474	$55,764^	$1,289,545,706

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

36

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
BRAZIL — (4.1%)
	Other Securities		$36,638,999	4.2%

CAYMAN ISLANDS — (0.0%)
	Other Security		50,452	0.0%

CHILE — (0.6%)
	Other Securities		5,419,069	0.6%

CHINA — (27.2%)
*	Alibaba Group Holding Ltd.	1,195,000	12,302,612	1.4%
*	Alibaba Group Holding Ltd., Sponsored ADR	48,815	4,029,190	0.5%
	ANTA Sports Products Ltd.	206,200	2,332,017	0.3%
	China Construction Bank Corp., Class H	8,832,000	4,995,007	0.6%
	China Merchants Bank Co. Ltd., Class H	578,000	2,192,522	0.3%
	China Resources Land Ltd.	672,000	2,515,367	0.3%
	ENN Energy Holdings Ltd.	285,200	2,160,430	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	4,996,000	2,394,305	0.3%
	Kweichow Moutai Co. Ltd., Class A	10,700	2,464,249	0.3%
	Lenovo Group Ltd.	3,622,000	4,215,035	0.5%
	Li Ning Co. Ltd.	1,204,000	3,689,541	0.4%
*Ω	Meituan, Class B	212,410	3,010,913	0.4%
	NetEase, Inc.	170,600	3,651,104	0.4%
#	NetEase, Inc., ADR	30,627	3,274,639	0.4%
*	PDD Holdings, Inc., ADR	67,001	6,795,241	0.8%
	Ping An Insurance Group Co. of China Ltd., Class H	997,000	5,057,258	0.6%
	Tencent Holdings Ltd.	651,000	24,092,684	2.8%
*	Vipshop Holdings Ltd., ADR	171,914	2,451,494	0.3%
*Ω	Wuxi Biologics Cayman, Inc.	347,000	2,157,555	0.3%
*Ω	Xiaomi Corp., Class B	2,108,000	3,779,692	0.5%
	Other Securities		145,750,655	16.0%

TOTAL CHINA			243,311,510	27.7%

COLOMBIA — (0.1%)
	Other Securities		929,729	0.1%

CZECH REPUBLIC — (0.0%)
	Other Securities		203,186	0.0%

GREECE — (0.4%)
	Other Securities		3,751,419	0.4%

HONG KONG — (0.0%)
	Other Security		1,812	0.0%

HUNGARY — (0.1%)
	Other Securities		1,412,511	0.2%

INDIA — (17.5%)
	Asian Paints Ltd.	69,692	2,513,157	0.3%
	Bajaj Finance Ltd.	25,221	2,271,198	0.3%
	HCL Technologies Ltd.	137,224	2,103,975	0.3%
	HDFC Bank Ltd.	229,385	4,066,194	0.5%

37

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Hindustan Unilever Ltd.	77,554	$2,314,465	0.3%
ICICI Bank Ltd., Sponsored ADR	156,926	3,482,188	0.4%
Infosys Ltd.	326,432	5,375,682	0.6%
# Infosys Ltd., Sponsored ADR	249,310	4,093,670	0.5%
Mahindra & Mahindra Ltd.	179,748	3,161,795	0.4%
Tata Consultancy Services Ltd.	122,193	4,951,290	0.6%
Tata Motors Ltd.	350,505	2,650,948	0.3%
Other Securities		119,285,491	13.3%

TOTAL INDIA		156,270,053	17.8%

INDONESIA — (0.8%)
Other Securities		6,853,845	0.8%

KUWAIT — (0.4%)
Other Securities		3,788,369	0.4%

MALAYSIA — (1.2%)
Other Securities		10,508,299	1.2%

MEXICO — (2.1%)
Grupo Financiero Banorte SAB de CV, Class O	286,469	2,320,639	0.3%
Wal-Mart de Mexico SAB de CV	609,430	2,183,659	0.3%
Other Securities		14,665,489	1.6%

TOTAL MEXICO		19,169,787	2.2%

PERU — (0.1%)
Other Securities		679,059	0.1%

PHILIPPINES — (0.3%)
Other Securities		2,708,543	0.3%

POLAND — (0.9%)
Other Securities		7,852,250	0.9%

QATAR — (0.8%)
Other Securities		7,168,883	0.8%

SAUDI ARABIA — (3.5%)
Al Rajhi Bank	183,940	3,292,630	0.4%
Saudi National Bank	252,543	2,259,791	0.3%
Other Securities		25,435,154	2.8%

TOTAL SAUDI ARABIA		30,987,575	3.5%

SOUTH AFRICA — (2.4%)
Other Securities		21,279,920	2.4%

SOUTH KOREA — (13.6%)
Kia Corp.	39,120	2,234,981	0.3%
LG Electronics, Inc.	34,412	2,552,785	0.3%
Samsung Electronics Co. Ltd.	330,467	16,448,955	1.9%
Samsung Electronics Co. Ltd., GDR	2,910	3,638,884	0.4%
Samsung Electronics Co. Ltd., GDR	4,405	5,488,630	0.6%
Samsung Fire & Marine Insurance Co. Ltd.	15,607	2,984,409	0.4%
SK Hynix, Inc.	38,289	3,325,097	0.4%

38

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$85,464,283	9.6%

TOTAL SOUTH KOREA		122,138,024	13.9%

TAIWAN — (17.0%)
ASE Technology Holding Co. Ltd.	616,000	2,156,603	0.3%
CTBC Financial Holding Co. Ltd.	2,976,000	2,241,235	0.3%
Hon Hai Precision Industry Co. Ltd.	1,101,600	3,287,961	0.4%
MediaTek, Inc.	183,000	4,776,181	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,223,000	19,974,655	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	84,973	7,334,020	0.9%
Uni-President Enterprises Corp.	1,314,000	2,756,703	0.3%
Other Securities		109,379,060	12.2%

TOTAL TAIWAN		151,906,418	17.3%

THAILAND — (1.6%)
Other Securities		14,575,659	1.6%

TURKEY — (0.9%)
Other Securities		8,193,001	0.9%

UNITED ARAB EMIRATES — (1.8%)
Other Securities		16,142,581	1.8%

UNITED KINGDOM — (0.1%)
Other Securities		793,526	0.1%

UNITED STATES — (0.0%)
Other Security		99,780	0.0%

TOTAL COMMON STOCKS		872,834,259	99.2%

PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
Itau Unibanco Holding SA , 5.576%	419,218	2,230,064	0.3%
Other Securities		5,676,661	0.6%

TOTAL BRAZIL		7,906,725	0.9%

CHILE — (0.1%)
Other Securities		399,152	0.1%

COLOMBIA — (0.0%)
Other Securities		150,701	0.0%

INDIA — (0.0%)
Other Securities		20,085	0.0%

PHILIPPINES — (0.0%)
Other Security		1,857	0.0%

TOTAL PREFERRED STOCKS		8,478,520	1.0%

39

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		$1,889	0.0%

KUWAIT — (0.0%)
Other Security		701	0.0%

SOUTH KOREA — (0.0%)
Other Securities		9,055	0.0%

TAIWAN — (0.0%)
Other Securities		4,156	0.0%

THAILAND — (0.0%)
Other Security		594	0.0%

TOTAL RIGHTS/WARRANTS		16,395	0.0%

TOTAL INVESTMENT SECURITIES (Cost $887,250,142)		881,329,174

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	1,185,158	13,708,728	1.6%

TOTAL INVESTMENTS — (100.0%) (Cost $900,958,896)		$895,037,902	101.8%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$36,145,728	$493,271	—	$36,638,999
Cayman Islands	50,452	—	—	50,452
Chile	1,087,911	4,331,158	—	5,419,069
China	24,344,747	218,551,328	$415,435	243,311,510
Colombia	921,385	8,344	—	929,729
Czech Republic	—	203,186	—	203,186
Greece	42,454	3,708,965	—	3,751,419
Hong Kong	—	—	1,812	1,812
Hungary	—	1,412,511	—	1,412,511
India	7,801,104	148,468,949	—	156,270,053
Indonesia	217,272	6,602,286	34,287	6,853,845
Kuwait	3,104,781	683,588	—	3,788,369
Malaysia	—	10,508,299	—	10,508,299
Mexico	19,098,525	71,262	—	19,169,787
Peru	679,059	—	—	679,059
Philippines	—	2,695,250	13,293	2,708,543
Poland	—	7,852,250	—	7,852,250
Qatar	—	7,168,883	—	7,168,883
Saudi Arabia	38,970	30,948,605	—	30,987,575
South Africa	1,926,610	19,353,310	—	21,279,920
South Korea	5,541,783	116,468,174	128,067	122,138,024

40

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	$7,369,268	$144,518,726	$18,424	$151,906,418
Thailand	13,221,450	1,354,209	—	14,575,659
Turkey	—	8,193,001	—	8,193,001
United Arab Emirates	—	16,142,581	—	16,142,581
United Kingdom	471,136	322,390	—	793,526
United States	—	99,780	—	99,780
Preferred Stocks
Brazil	7,906,725	—	—	7,906,725
Chile	—	399,152	—	399,152
Colombia	150,701	—	—	150,701
India	—	20,085	—	20,085
Philippines	—	1,857	—	1,857
Rights/Warrants
Brazil	—	1,889	—	1,889
Kuwait	—	701	—	701
South Korea	—	9,055	—	9,055
Taiwan	—	4,156	—	4,156
Thailand	—	594	—	594
Securities Lending Collateral	—	13,708,728	—	13,708,728

TOTAL	$130,120,061	$764,306,523	$611,318^	$895,037,902

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

41

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.5%)
BRAZIL — (3.3%)
Other Securities		$44,397,567	3.3%

CAYMAN ISLANDS — (0.0%)
Other Security		30,593	0.0%

CHILE — (0.6%)
Other Securities		7,485,418	0.6%

CHINA — (24.6%)
* Alibaba Group Holding Ltd.	1,990,300	20,490,284	1.5%
* Alibaba Group Holding Ltd., Sponsored ADR	26,509	2,188,053	0.2%
ANTA Sports Products Ltd.	246,800	2,791,182	0.2%
Bank of China Ltd., Class H	15,507,356	5,417,263	0.4%
BYD Co. Ltd., Class H	186,500	5,671,485	0.4%
China Construction Bank Corp., Class H	18,050,990	10,208,880	0.8%
China Merchants Bank Co. Ltd., Class H	1,080,098	4,097,126	0.3%
China Resources Land Ltd.	834,222	3,122,581	0.3%
CSPC Pharmaceutical Group Ltd.	3,464,640	3,026,256	0.2%
Industrial & Commercial Bank of China Ltd., Class H	11,377,017	5,452,373	0.4%
JD.com, Inc., Class A	239,597	3,046,034	0.2%
Lenovo Group Ltd.	3,042,000	3,540,070	0.3%
NetEase, Inc.	153,100	3,276,577	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	1,461,500	7,413,422	0.6%
Tencent Holdings Ltd.	1,136,700	42,067,824	3.1%
Other Securities		215,220,710	15.8%

TOTAL CHINA		337,030,120	25.0%

COLOMBIA — (0.1%)
Other Securities		1,367,160	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		761,907	0.1%

EGYPT — (0.0%)
Other Securities		390,387	0.0%

GREECE — (0.5%)
Other Securities		6,357,386	0.5%

HONG KONG — (0.0%)
Other Securities		12,564	0.0%

HUNGARY — (0.2%)
Other Securities		2,733,193	0.2%

INDIA — (17.4%)
Axis Bank Ltd.	552,797	6,513,597	0.5%
Bajaj Finance Ltd.	42,013	3,783,349	0.3%
Bharti Airtel Ltd.	517,353	5,679,710	0.4%
HCL Technologies Ltd.	192,707	2,954,661	0.2%
HDFC Bank Ltd.	483,339	8,567,910	0.7%
ICICI Bank Ltd.	331,769	3,653,850	0.3%
ICICI Bank Ltd., Sponsored ADR	182,111	4,041,054	0.3%

42

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	Infosys Ltd.	587,115	$9,668,609	0.7%
	Kotak Mahindra Bank Ltd.	171,357	3,575,186	0.3%
	Mahindra & Mahindra Ltd.	218,322	3,840,318	0.3%
Ω	Reliance Industries Ltd., GDR	143,194	7,818,392	0.6%
	Tata Consultancy Services Ltd.	132,280	5,360,030	0.4%
	Tata Motors Ltd.	422,051	3,192,066	0.3%
	Other Securities		169,607,822	12.3%

	TOTAL INDIA		238,256,554	17.6%

	INDONESIA — (1.7%)
	Bank Central Asia Tbk. PT	6,301,900	3,471,847	0.3%
	Bank Mandiri Persero Tbk. PT	7,868,088	2,810,891	0.2%
	Other Securities		17,287,226	1.2%

	TOTAL INDONESIA		23,569,964	1.7%

	KUWAIT — (0.5%)
	Other Securities		7,279,069	0.5%

	MALAYSIA — (1.5%)
	Other Securities		20,358,708	1.5%

	MEXICO — (2.6%)
	America Movil SAB de CV, Class B	3,988,402	3,298,412	0.3%
	Grupo Financiero Banorte SAB de CV, Class O	412,185	3,339,041	0.3%
	Other Securities		28,341,604	2.0%

	TOTAL MEXICO		34,979,057	2.6%

	PERU — (0.0%)
	Other Securities		620,528	0.1%

	PHILIPPINES — (0.6%)
	Other Securities		8,654,196	0.6%

	POLAND — (1.0%)
	Other Securities		14,145,241	1.1%

	QATAR — (0.9%)
	Qatar National Bank QPSC	862,234	3,528,125	0.3%
	Other Securities		9,176,483	0.6%

	TOTAL QATAR		12,704,608	0.9%

	SAUDI ARABIA — (3.8%)
	Al Rajhi Bank	264,647	4,737,331	0.4%
	Saudi National Bank	488,784	4,373,710	0.3%
	Saudi Telecom Co.	459,501	4,707,178	0.4%
	Other Securities		37,514,066	2.7%

	TOTAL SAUDI ARABIA		51,332,285	3.8%

	SOUTH AFRICA — (3.0%)
	FirstRand Ltd.	885,172	2,918,142	0.2%
	Other Securities		38,063,285	2.8%

	TOTAL SOUTH AFRICA		40,981,427	3.0%

43

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (12.4%)
Hyundai Motor Co.	34,165	$4,304,247	0.3%
Kia Corp.	77,376	4,420,601	0.4%
LG Electronics, Inc.	38,603	2,863,686	0.2%
Samsung Electronics Co. Ltd.	605,899	30,158,549	2.3%
Samsung Electronics Co. Ltd., GDR	7,176	8,973,413	0.7%
SK Hynix, Inc.	109,958	9,548,983	0.7%
Other Securities		109,213,583	7.9%

TOTAL SOUTH KOREA		169,483,062	12.5%

TAIWAN — (19.3%)
Hon Hai Precision Industry Co. Ltd.	1,649,599	4,923,581	0.4%
MediaTek, Inc.	229,360	5,986,147	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,285,214	37,323,271	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	327,917	28,302,516	2.1%
# United Microelectronics Corp.	2,480,081	3,566,639	0.3%
Other Securities		183,373,593	13.4%

TOTAL TAIWAN		263,475,747	19.5%

THAILAND — (1.6%)
Other Securities		22,303,787	1.7%

TURKEY — (1.0%)
Other Securities		14,268,897	1.1%

UNITED ARAB EMIRATES — (1.8%)
Emaar Properties PJSC	1,827,040	3,328,471	0.3%
Emirates Telecommunications Group Co. PJSC	565,279	2,841,072	0.2%
Other Securities		17,842,677	1.3%

TOTAL UNITED ARAB EMIRATES		24,012,220	1.8%

UNITED KINGDOM — (0.0%)
Other Security		572,896	0.0%

UNITED STATES — (0.0%)
Other Security		374,611	0.0%

TOTAL COMMON STOCKS		1,347,939,152	99.8%

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)

Itau Unibanco Holding SA , 5.576%	568,919	3,026,411	0.3%
Other Securities		6,950,630	0.5%

TOTAL BRAZIL		9,977,041	0.8%

CHILE — (0.0%)
Other Securities		206,667	0.0%

COLOMBIA — (0.0%)
Other Securities		153,096	0.0%

INDIA — (0.0%)
Other Securities		40,301	0.0%

44

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$42,224	0.0%

TOTAL PREFERRED STOCKS		10,419,329	0.8%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		2,167	0.0%

KUWAIT — (0.0%)
Other Security		483	0.0%

SOUTH KOREA — (0.0%)
Other Securities		11,825	0.0%

TAIWAN — (0.0%)
Other Securities		7,023	0.0%

THAILAND — (0.0%)
Other Securities		1,769	0.0%

TOTAL RIGHTS/WARRANTS		23,267	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,172,769,648)		1,358,381,748

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	827,776	9,574,888	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $1,182,344,641)		$1,367,956,636	101.3%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$43,494,236	$903,331	—	$44,397,567
Cayman Islands	30,593	—	—	30,593
Chile	1,847,150	5,638,268	—	7,485,418
China	15,960,072	320,246,542	$823,506	337,030,120
Colombia	1,320,731	46,429	—	1,367,160
Czech Republic	—	761,907	—	761,907
Egypt	7,637	382,750	—	390,387
Greece	76,851	6,280,535	—	6,357,386
Hong Kong	—	9,026	3,538	12,564
Hungary	—	2,733,193	—	2,733,193
India	14,095,556	224,160,998	—	238,256,554
Indonesia	953,578	22,559,715	56,671	23,569,964
Kuwait	6,543,774	735,295	—	7,279,069
Malaysia	—	20,358,708	—	20,358,708
Mexico	34,423,958	555,099	—	34,979,057

45

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Peru	$620,528	—	—	$620,528
Philippines	24,831	$8,592,346	$37,019	8,654,196
Poland	—	14,145,241	—	14,145,241
Qatar	—	12,704,608	—	12,704,608
Saudi Arabia	74,374	51,257,911	—	51,332,285
South Africa	4,281,900	36,699,527	—	40,981,427
South Korea	2,084,683	167,129,269	269,110	169,483,062
Taiwan	28,819,516	234,620,906	35,325	263,475,747
Thailand	19,814,010	2,489,316	461	22,303,787
Turkey	—	14,268,897	—	14,268,897
United Arab Emirates	—	24,012,220	—	24,012,220
United Kingdom	572,896	—	—	572,896
United States	—	374,611	—	374,611
Preferred Stocks
Brazil	9,951,521	25,520	—	9,977,041
Chile	—	206,667	—	206,667
Colombia	153,096	—	—	153,096
India	—	40,301	—	40,301
Philippines	—	42,224	—	42,224
Rights/Warrants
Brazil	—	2,167	—	2,167
Kuwait	—	483	—	483
South Korea	—	11,825	—	11,825
Taiwan	—	7,023	—	7,023
Thailand	—	1,769	—	1,769
Securities Lending Collateral	—	9,574,888	—	9,574,888

TOTAL	$185,151,491	$1,181,579,515	$1,225,630^	$1,367,956,636

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

46

GLOBAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,378,836	$28,142,044
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,040,806	12,843,544
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	421,083	5,322,490

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $46,125,479)		$46,308,078

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $29,983)	29,983	29,983

TOTAL INVESTMENTS — (100.0%) (Cost $46,155,462)		$46,338,061

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$46,308,078	—	—	$46,308,078
Temporary Cash Investments	29,983	—	—	29,983

TOTAL	$46,338,061	—	—	$46,338,061

See accompanying Notes to Financial Statements.

47

DFA SOCIAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (12.4%)
Federal Home Loan Banks
2.750%, 12/13/24		1,700	$1,650,586
3.125%, 09/12/25		1,000	964,317
5.750%, 06/12/26		200	203,124
3.000%, 09/11/26		1,200	1,135,504
3.000%, 03/10/28		2,500	2,308,562
3.250%, 06/09/28		3,190	2,963,352
3.250%, 11/16/28		7,100	6,577,171
2.125%, 09/14/29		945	806,053
2.125%, 12/14/29		1,000	844,557
5.500%, 07/15/36		3,295	3,364,854
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		2,500	2,712,541
6.750%, 03/15/31		3,815	4,188,392
6.250%, 07/15/32		4,239	4,575,097
Federal National Mortgage Association
2.125%, 04/24/26		3,000	2,796,962
1.875%, 09/24/26		3,000	2,749,376
0.750%, 10/08/27		1,750	1,489,276
6.250%, 05/15/29		4,330	4,587,761
7.125%, 01/15/30		3,583	3,953,117
7.250%, 05/15/30		3,316	3,700,198
# 0.875%, 08/05/30		10,650	8,069,685
6.625%, 11/15/30		4,400	4,771,238

TOTAL AGENCY OBLIGATIONS			64,411,723

BONDS — (55.2%)
3M Co.
# 2.875%, 10/15/27		97	87,409
# 2.375%, 08/26/29		800	652,953
7-Eleven, Inc.
Ω 1.800%, 02/10/31		173	128,569
Ω 2.500%, 02/10/41		1,050	611,062
ABN AMRO Bank NV
2.375%, 06/01/27	EUR	400	396,241
Advance Auto Parts, Inc.
3.500%, 03/15/32		2,920	2,165,213
Aetna, Inc.
3.500%, 11/15/24		50	48,739
Affiliated Managers Group, Inc.
3.500%, 08/01/25		150	143,229
3.300%, 06/15/30		800	662,351
African Development Bank
4.750%, 03/06/24	AUD	500	317,298
4.000%, 01/10/25	AUD	1,000	627,586
3.350%, 08/08/28	AUD	3,100	1,804,722

		Face Amount^	Value†
		(000)
Ahold Finance USA LLC
6.875%, 05/01/29		40	$41,704
Airbus SE
Ω 3.150%, 04/10/27		200	184,497
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	420	418,610
Ω 3.439%, 05/13/41		1,150	734,688
Allstate Corp.
4.500%, 06/15/43		2,000	1,512,187
Amazon.com, Inc.
1.500%, 06/03/30		4,000	3,117,596
2.875%, 05/12/41		4,000	2,685,244
Amcor Flexibles North America, Inc.
2.630%, 06/19/30		125	98,664
American Express Co.
3.300%, 05/03/27		254	232,465
4.050%, 12/03/42		1,000	753,830
American Honda Finance Corp.
2.900%, 02/16/24		3,000	2,974,058
2.300%, 09/09/26		550	501,750
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	500	505,405
American Tower Corp.
0.450%, 01/15/27	EUR	200	186,606
2.300%, 09/15/31		500	368,736
4.050%, 03/15/32		625	524,364
Ameriprise Financial, Inc.
3.700%, 10/15/24		400	391,804
4.500%, 05/13/32		200	179,933
Analog Devices, Inc.
3.450%, 06/15/27		150	139,675
ANZ New Zealand International Ltd.
#Ω 3.450%, 07/17/27		500	457,567
Aon Corp.
3.750%, 05/02/29		1,000	894,060
Aon Global Ltd.
3.500%, 06/14/24		275	270,731
APA Infrastructure Ltd.
Ω 5.000%, 03/23/35		1,000	860,688
Apple, Inc.
2.375%, 02/08/41		1,100	701,827
Arrow Electronics, Inc.
3.875%, 01/12/28		400	361,648
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		1,000	737,513
Asian Development Bank
1.100%, 08/15/24	AUD	500	308,582

48

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
AT&T, Inc.
2.750%, 06/01/31		306	$240,720
2.550%, 12/01/33		228	163,636
3.500%, 06/01/41		705	471,320
Australia & New Zealand Banking Group Ltd.
1.550%, 08/29/24	AUD	1,000	616,868
Autodesk, Inc.
3.500%, 06/15/27		445	411,474
AvalonBay Communities, Inc.
2.050%, 01/15/32		100	75,475
Avnet, Inc.
4.625%, 04/15/26		250	239,619
3.000%, 05/15/31		1,500	1,135,388
5.500%, 06/01/32		120	107,147
AXIS Specialty Finance PLC
4.000%, 12/06/27		728	667,828
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.337%, 12/15/27		70	63,770
Banco Santander SA
3.750%, 01/16/26	EUR	900	943,727
0.500%, 02/04/27	EUR	600	560,402
3.800%, 02/23/28		200	177,848
Bank of America Corp.
4.000%, 04/01/24		136	134,957
5.875%, 02/07/42		2,075	1,944,766
Bank of Montreal
3.300%, 02/05/24		1,500	1,489,114
2.280%, 07/29/24	CAD	200	140,746
1.850%, 05/01/25		2,000	1,879,621
2.750%, 06/15/27	EUR	300	300,748
Bank of New York Mellon Corp.
1.600%, 04/24/25		650	609,785
2.800%, 05/04/26		500	465,399
Bank of Nova Scotia
2.490%, 09/23/24	CAD	1,600	1,122,671
1.950%, 01/10/25	CAD	1,600	1,104,487
2.150%, 08/01/31		2,200	1,635,931
2.450%, 02/02/32		275	206,180
Banque Federative du Credit Mutuel SA
2.250%, 12/18/23	GBP	400	483,788
1.250%, 12/05/25	GBP	100	110,762
5.000%, 01/19/26	GBP	100	119,018
0.750%, 06/08/26	EUR	200	194,300
1.000%, 07/16/26	GBP	700	749,343
1.250%, 05/26/27	EUR	300	287,419
Barclays PLC
4.375%, 01/12/26		500	477,263

		Face Amount^	Value†
		(000)
Barrick North America Finance LLC
5.700%, 05/30/41		500	$457,662
Belfius Bank SA
Δ 0.000%, 08/28/26	EUR	100	94,615
Best Buy Co., Inc.
4.450%, 10/01/28		200	186,982
1.950%, 10/01/30		800	609,805
BlackRock, Inc.
3.250%, 04/30/29		1,400	1,249,789
2.400%, 04/30/30		133	109,123
1.900%, 01/28/31		160	123,415
BMW International Investment BV
0.750%, 03/08/24	GBP	100	119,532
BMW U.S. Capital LLC
1.000%, 04/20/27	EUR	300	289,477
Boardwalk Pipelines LP
3.600%, 09/01/32		1,050	832,282
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	1,100	1,145,946
4.625%, 04/13/30		800	745,344
BPCE SA
4.000%, 04/15/24		500	495,281
1.000%, 07/15/24	EUR	800	828,538
0.010%, 01/14/27	EUR	300	278,928
0.500%, 02/24/27	EUR	700	655,523
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		1,500	1,374,553
British Telecommunications PLC
# 5.125%, 12/04/28		500	474,840
Ω 3.250%, 11/08/29		1,000	851,039
Broadcom, Inc.
4.300%, 11/15/32		500	425,499
Ω 3.419%, 04/15/33		767	596,361
Ω 3.469%, 04/15/34		345	262,869
Ω 3.137%, 11/15/35		483	340,707
Ω 3.187%, 11/15/36		41	28,395
Ω 4.926%, 05/15/37		436	363,372
Ω 3.500%, 02/15/41		1,400	931,115
Brown & Brown, Inc.
4.200%, 09/15/24		240	235,842
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		965	892,525
Campbell Soup Co.
4.150%, 03/15/28		71	66,144
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	1,850	1,299,222
Canadian Pacific Railway Co.
2.900%, 02/01/25		50	48,200

49

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Capital One Financial Corp.
3.750%, 04/24/24		50	$49,346
3.750%, 03/09/27		500	451,505
3.800%, 01/31/28		300	264,474
Carrier Global Corp.
3.377%, 04/05/40		1,000	672,859
Cassa Depositi e Prestiti SpA
1.500%, 06/21/24	EUR	200	208,009
Charles Schwab Corp.
3.625%, 04/01/25		30	28,934
3.200%, 03/02/27		300	271,347
2.900%, 03/03/32		400	305,593
Choice Hotels International, Inc.
3.700%, 12/01/29		1,500	1,228,480
Chubb Corp.
6.000%, 05/11/37		1,000	989,542
Chubb INA Holdings, Inc.
3.350%, 05/15/24		50	49,301
Cincinnati Financial Corp.
6.920%, 05/15/28		400	415,261
Cisco Systems, Inc.
5.900%, 02/15/39		1,000	994,497
Citigroup, Inc.
1.750%, 01/28/25	EUR	500	513,440
2.125%, 09/10/26	EUR	100	100,413
8.125%, 07/15/39		1,167	1,315,834
5.875%, 01/30/42		400	370,668
Clorox Co.
# 3.900%, 05/15/28		350	321,972
CNA Financial Corp.
3.950%, 05/15/24		300	296,383
4.500%, 03/01/26		165	159,578
CNO Financial Group, Inc.
5.250%, 05/30/29		700	645,927
Coca-Cola Co.
2.900%, 05/25/27		200	184,468
Comcast Corp.
4.250%, 01/15/33		367	320,997
7.050%, 03/15/33		400	425,293
3.750%, 04/01/40		2,173	1,596,920
Commonwealth Bank of Australia
4.400%, 08/18/27	AUD	1,000	610,064
Ω 3.150%, 09/19/27		100	91,114
4.900%, 08/17/28	AUD	1,000	615,736
Conagra Brands, Inc.
4.850%, 11/01/28		1,000	939,602
5.300%, 11/01/38		300	251,130
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		300	291,638
5.300%, 03/01/35		350	317,758

		Face Amount^	Value†
		(000)
4.200%, 03/15/42		600	$447,420
Constellation Energy Generation LLC
3.250%, 06/01/25		200	191,384
5.750%, 10/01/41		500	435,201
Cox Communications, Inc.
Ω 4.800%, 02/01/35		300	252,671
Ω 8.375%, 03/01/39		1,500	1,645,179
Credit Agricole SA
0.500%, 06/24/24	EUR	1,000	1,034,471
Crown Castle, Inc.
2.900%, 04/01/41		1,050	633,111
CVS Health Corp.
6.125%, 09/15/39		1,500	1,397,684
2.700%, 08/21/40		400	242,224
Daimler Truck Finance Canada, Inc.
2.140%, 12/13/24	CAD	1,500	1,039,254
Danske Bank AS
0.625%, 05/26/25	EUR	300	300,580
Deere & Co.
3.900%, 06/09/42		1,000	783,032
Deutsche Bank AG
2.625%, 02/12/26	EUR	200	202,896
Development Bank of Japan, Inc.
0.010%, 10/15/24	EUR	900	916,970
Dexia Credit Local SA
1.625%, 12/08/23	GBP	1,000	1,210,660
Δ 0.000%, 05/29/24	EUR	1,000	1,034,486
0.500%, 01/17/25	EUR	2,400	2,441,672
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		300	226,396
Discover Bank
4.650%, 09/13/28		430	377,911
Discovery Communications LLC
3.900%, 11/15/24		150	145,943
6.350%, 06/01/40		2,000	1,735,200
Dollar General Corp.
4.150%, 11/01/25		500	482,232
Dollar Tree, Inc.
4.200%, 05/15/28		400	368,310
Dow Chemical Co.
# 6.300%, 03/15/33		1,200	1,205,412
5.250%, 11/15/41		1,250	1,049,523
E.ON International Finance BV
Ω 6.650%, 04/30/38		1,000	979,419
Eaton Corp.
4.000%, 11/02/32		567	495,424
Eaton Vance Corp.
3.500%, 04/06/27		1,500	1,385,906

50

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Ecolab, Inc.
1.000%, 01/15/24	EUR	150	$157,652
Electricite de France SA
3.875%, 01/12/27	EUR	200	210,795
Elevance Health, Inc.
3.500%, 08/15/24		150	147,060
4.101%, 03/01/28		218	203,644
6.375%, 06/15/37		200	198,402
Enbridge Energy Partners LP
5.500%, 09/15/40		650	546,610
Enbridge, Inc.
3.500%, 06/10/24		300	295,443
# 3.700%, 07/15/27		500	461,594
Enel Finance International NV
Ω 3.500%, 04/06/28		200	177,281
Ω 6.000%, 10/07/39		1,750	1,545,686
Enterprise Products Operating LLC
3.900%, 02/15/24		100	99,441
6.125%, 10/15/39		200	193,635
5.950%, 02/01/41		1,800	1,706,688
Equinix, Inc.
2.500%, 05/15/31		500	381,722
Equinor ASA
2.650%, 01/15/24		100	99,398
1.250%, 02/17/27	EUR	1,600	1,559,657
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		200	195,658
European Bank for Reconstruction & Development
Δ 0.000%, 10/17/24	EUR	1,500	1,531,902
European Investment Bank
4.750%, 08/07/24	AUD	2,000	1,269,336
Exelon Corp.
3.400%, 04/15/26		95	90,070
Expedia Group, Inc.
3.250%, 02/15/30		1,200	993,733
Experian Finance PLC
1.375%, 06/25/26	EUR	100	98,647
Extra Space Storage LP
2.350%, 03/15/32		900	659,624
FedEx Corp.
4.900%, 01/15/34		672	611,968
3.250%, 05/15/41		250	164,802
Fidelity National Financial, Inc.
3.400%, 06/15/30		700	576,264
2.450%, 03/15/31		500	375,127
Fidelity National Information Services, Inc.
3.100%, 03/01/41		61	38,488

		Face Amount^	Value†
		(000)
First American Financial Corp.
2.400%, 08/15/31		350	$252,808
Flex Ltd.
4.875%, 06/15/29		700	640,098
Flowserve Corp.
2.800%, 01/15/32		900	663,210
FMR LLC
Ω 4.950%, 02/01/33		250	221,990
FMS Wertmanagement
0.625%, 12/15/23	GBP	1,000	1,208,278
Fortune Brands Innovations, Inc.
3.250%, 09/15/29		2,000	1,703,089
Franklin Resources, Inc.
1.600%, 10/30/30		3,300	2,446,156
GATX Corp.
3.250%, 09/15/26		400	370,239
3.500%, 06/01/32		850	671,894
General Motors Financial Co., Inc.
1.694%, 03/26/25	EUR	400	408,317
5.250%, 03/01/26		130	126,699
Georgia-Pacific LLC
7.750%, 11/15/29		40	43,197
Global Payments, Inc.
4.800%, 04/01/26		530	511,941
4.450%, 06/01/28		1,107	1,019,183
Goldman Sachs Group, Inc.
4.000%, 03/03/24		1,800	1,788,331
3.750%, 02/25/26		1,150	1,090,987
7.250%, 04/10/28	GBP	150	190,300
Halliburton Co.
6.700%, 09/15/38		795	832,019
7.450%, 09/15/39		800	872,430
Harley-Davidson, Inc.
# 3.500%, 07/28/25		585	556,335
Hasbro, Inc.
6.350%, 03/15/40		1,900	1,732,131
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		500	395,292
Home Depot, Inc.
5.875%, 12/16/36		700	693,221
3.300%, 04/15/40		700	494,916
HP, Inc.
# 6.000%, 09/15/41		1,150	1,041,430
HSBC Holdings PLC
3.196%, 12/05/23	CAD	1,500	1,079,438
4.300%, 03/08/26		200	191,665
# 6.100%, 01/14/42		1,500	1,442,416
HSBC USA, Inc.
3.500%, 06/23/24		1,000	981,942

51

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Illinois Tool Works, Inc.
3.500%, 03/01/24		100	$99,249
4.875%, 09/15/41		1,000	877,439
ING Groep NV
3.550%, 04/09/24		500	494,374
4.050%, 04/09/29		700	625,537
Intel Corp.
4.600%, 03/25/40		300	251,165
2.800%, 08/12/41		2,300	1,439,712
Intercontinental Exchange, Inc.
2.650%, 09/15/40		4,750	2,974,070
International Business Machines Corp.
1.950%, 05/15/30		2,600	2,050,663
4.000%, 06/20/42		400	297,427
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		650	395,287
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		124	122,651
Intesa Sanpaolo SpA
2.125%, 05/26/25	EUR	100	102,363
4.750%, 09/06/27	EUR	700	740,796
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	720,028
2.700%, 01/15/34		1,000	708,532
ITC Holdings Corp.
3.650%, 06/15/24		200	196,824
J M Smucker Co.
4.250%, 03/15/35		1,300	1,059,786
Jabil, Inc.
3.600%, 01/15/30		750	637,022
Jackson Financial, Inc.
3.125%, 11/23/31		235	175,392
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25		350	341,540
Jefferies Financial Group, Inc.
2.625%, 10/15/31		350	258,040
2.750%, 10/15/32		2,120	1,535,225
JPMorgan Chase & Co.
3.900%, 07/15/25		1,000	968,548
5.500%, 10/15/40		1,600	1,457,597
Kemper Corp.
3.800%, 02/23/32		800	607,983
Kimco Realty OP LLC
2.700%, 10/01/30		2,200	1,731,621
Kinder Morgan Energy Partners LP
6.500%, 09/01/39		100	92,750
5.000%, 08/15/42		1,000	781,304

		Face Amount^	Value†
		(000)
Kraft Heinz Foods Co.
6.875%, 01/26/39		500	$505,266
4.625%, 10/01/39		1,700	1,369,748
Kroger Co.
7.500%, 04/01/31		424	454,761
Landwirtschaftliche Rentenbank
0.400%, 09/23/24	AUD	1,000	610,944
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		900	870,090
Legg Mason, Inc.
4.750%, 03/15/26		28	27,307
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29		1,000	927,536
Lincoln National Corp.
3.350%, 03/09/25		75	72,111
# 3.400%, 01/15/31		373	291,345
3.400%, 03/01/32		268	200,885
7.000%, 06/15/40		1,144	1,080,462
Lloyds Banking Group PLC
4.450%, 05/08/25		700	679,902
3.750%, 01/11/27		450	413,740
4.375%, 03/22/28		600	550,456
London Stock Exchange Group PLC
0.875%, 09/19/24	EUR	480	493,913
LSEGA Financing PLC
Ω 2.500%, 04/06/31		750	587,074
Ω 3.200%, 04/06/41		2,113	1,412,430
LYB International Finance III LLC
3.375%, 10/01/40		340	220,253
LyondellBasell Industries NV
5.750%, 04/15/24		100	99,783
Macquarie Group Ltd.
0.625%, 02/03/27	EUR	500	467,693
Marathon Petroleum Corp.
6.500%, 03/01/41		1,750	1,660,902
Marriott International, Inc.
2.750%, 10/15/33		2,000	1,464,618
Mars, Inc.
Ω 1.625%, 07/16/32		1,400	1,000,666
Marsh & McLennan Cos., Inc.
3.500%, 03/10/25		250	242,331
2.375%, 12/15/31		574	439,280
4.750%, 03/15/39		500	425,395
Medtronic, Inc.
4.375%, 03/15/35		300	262,455
MetLife, Inc.
3.600%, 04/10/24		50	49,488
3.000%, 03/01/25		250	240,502
5.700%, 06/15/35		2,450	2,325,246

52

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Micron Technology, Inc.
# 4.663%, 02/15/30		600	$537,673
3.366%, 11/01/41		2,950	1,859,117
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30		3,500	2,667,087
Mizuho Financial Group, Inc.
0.118%, 09/06/24	EUR	1,000	1,023,471
Mohawk Industries, Inc.
# 3.625%, 05/15/30		171	146,689
Morgan Stanley
3.875%, 04/29/24		350	346,669
3.875%, 01/27/26		400	381,533
3.625%, 01/20/27		178	165,434
6.375%, 07/24/42		500	495,591
Mosaic Co.
4.250%, 11/15/23		194	193,865
Motability Operations Group PLC
0.875%, 03/14/25	EUR	200	202,652
Motorola Solutions, Inc.
4.600%, 05/23/29		900	838,636
MPLX LP
4.500%, 04/15/38		300	233,716
National Australia Bank Ltd.
Ω 3.500%, 01/10/27		250	233,325
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		121	133,755
Nationwide Building Society
Ω 3.900%, 07/21/25		600	576,554
0.250%, 07/22/25	EUR	440	435,725
2.000%, 04/28/27	EUR	200	196,050
Nederlandse Waterschapsbank NV
2.000%, 12/16/24	GBP	3,000	3,504,913
3.400%, 07/22/25	AUD	700	432,644
NetApp, Inc.
3.300%, 09/29/24		200	194,775
2.700%, 06/22/30		300	240,803
New Zealand Government Bond
0.500%, 05/15/24	NZD	2,500	1,417,174
NIKE, Inc.
2.850%, 03/27/30		7,550	6,458,041
Nomura Holdings, Inc.
2.679%, 07/16/30		400	309,329
Nordea Bank Abp
1.125%, 02/16/27	EUR	100	96,266
Northern Trust Corp.
1.950%, 05/01/30		100	77,495

		Face Amount^	Value†
		(000)
NRW Bank
1.600%, 07/31/24	AUD	500	$309,293
NTT Finance Corp.
0.010%, 03/03/25	EUR	100	100,444
Nucor Corp.
3.950%, 05/01/28		171	159,098
3.125%, 04/01/32		1,480	1,195,662
6.400%, 12/01/37		1,750	1,754,074
Nuveen Finance LLC
Ω 4.125%, 11/01/24		50	48,786
Omnicom Group, Inc./Omnicom Capital, Inc.
3.650%, 11/01/24		300	292,635
OP Corporate Bank PLC
0.250%, 03/24/26	EUR	200	193,269
1.375%, 09/04/26	GBP	350	371,462
Oracle Corp.
2.950%, 05/15/25		50	47,856
3.250%, 11/15/27		851	770,460
3.650%, 03/25/41		1,000	680,964
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 3.400%, 11/15/26		454	417,216
PepsiCo, Inc.
2.625%, 04/28/26	EUR	200	205,867
PNC Bank NA
3.250%, 06/01/25		250	238,881
PPG Industries, Inc.
1.875%, 06/01/25	EUR	375	383,412
Primerica, Inc.
2.800%, 11/19/31		1,700	1,310,807
Principal Financial Group, Inc.
3.100%, 11/15/26		100	92,202
6.050%, 10/15/36		1,000	958,531
Progressive Corp.
3.000%, 03/15/32		1,700	1,381,811
Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	200	183,172
Prologis LP
3.000%, 06/02/26	EUR	400	410,858
Province of Alberta Canada
0.500%, 04/16/25	EUR	700	708,004
Province of Ontario Canada
0.875%, 01/21/25	EUR	2,100	2,145,628
Province of Quebec Canada
4.200%, 03/10/25	AUD	2,000	1,254,008
7.500%, 09/15/29		500	557,214
Prudential Funding Asia PLC
3.625%, 03/24/32		2,200	1,814,482

53

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
PulteGroup, Inc.
6.000%, 02/15/35		1,500	$1,395,692
Quanta Services, Inc.
2.900%, 10/01/30		1,147	903,195
Quest Diagnostics, Inc.
3.500%, 03/30/25		200	192,965
Realty Income Corp.
2.850%, 12/15/32		366	277,019
1.800%, 03/15/33		2,000	1,361,156
Reinsurance Group of America, Inc.
3.950%, 09/15/26		400	378,106
3.900%, 05/15/29		500	441,133
3.150%, 06/15/30		1,300	1,054,118
RELX Capital, Inc.
4.750%, 05/20/32		133	121,858
Rockwell Automation, Inc.
2.875%, 03/01/25		300	289,665
Rogers Communications, Inc.
7.500%, 08/15/38		300	297,553
Ross Stores, Inc.
1.875%, 04/15/31		1,000	742,219
Royal Bank of Canada
0.250%, 05/02/24	EUR	100	103,832
2.352%, 07/02/24	CAD	600	423,390
5.000%, 01/24/28	GBP	400	468,630
Royalty Pharma PLC
2.200%, 09/02/30		1,800	1,373,842
3.300%, 09/02/40		1,425	900,473
Ryder System, Inc.
3.350%, 09/01/25		1,000	955,407
Santander Holdings USA, Inc.
4.500%, 07/17/25		250	240,124
4.400%, 07/13/27		200	184,006
Santander U.K. PLC
4.000%, 03/13/24		50	49,600
Schlumberger Investment SA
2.650%, 06/26/30		439	363,372
Sherwin-Williams Co.
3.450%, 08/01/25		100	95,851
2.950%, 08/15/29		600	511,327
Simon Property Group LP
2.200%, 02/01/31		1,000	756,648
2.250%, 01/15/32		2,366	1,734,964
Skandinaviska Enskilda Banken AB
0.050%, 07/01/24	EUR	1,900	1,957,497
1.750%, 11/11/26	EUR	200	198,074
Societe Generale SA
Ω 3.000%, 01/22/30		1,900	1,507,764

		Face Amount^	Value†
		(000)
Solvay Finance America LLC
Ω 4.450%, 12/03/25		200	$199,717
Southwest Gas Corp.
3.700%, 04/01/28		100	91,067
2.200%, 06/15/30		500	387,304
Spectra Energy Partners LP
4.750%, 03/15/24		400	398,091
Standard Chartered PLC
Ω 4.050%, 04/12/26		200	190,409
State Street Corp.
3.550%, 08/18/25		200	192,046
Steel Dynamics, Inc.
3.250%, 01/15/31		125	103,351
Stryker Corp.
3.375%, 05/15/24		200	197,404
3.375%, 11/01/25		100	95,750
Sumitomo Mitsui Financial Group, Inc.
0.934%, 10/11/24	EUR	514	527,693
3.784%, 03/09/26		600	569,717
1.546%, 06/15/26	EUR	100	99,162
3.040%, 07/16/29		800	674,479
2.130%, 07/08/30		1,800	1,378,408
2.222%, 09/17/31		250	185,195
Svenska Handelsbanken AB
0.050%, 09/03/26	EUR	300	283,873
Swedbank AB
0.750%, 05/05/25	EUR	1,100	1,108,152
Tapestry, Inc.
3.050%, 03/15/32		400	286,993
Target Corp.
4.000%, 07/01/42		600	465,152
TCI Communications, Inc.
7.875%, 02/15/26		140	146,136
Telefonica Emisiones SA
7.045%, 06/20/36		700	698,868
4.665%, 03/06/38		500	388,765
Telefonica Europe BV
8.250%, 09/15/30		975	1,060,121
TenneT Holding BV
1.000%, 06/13/26	EUR	300	301,714
T-Mobile USA, Inc.
4.375%, 04/15/40		1,000	773,436
Toronto-Dominion Bank
0.500%, 01/18/27	EUR	770	723,878
2.551%, 08/03/27	EUR	2,000	1,992,305
4.456%, 06/08/32		750	653,997
TransCanada PipeLines Ltd.
4.250%, 05/15/28		300	277,296
4.625%, 03/01/34		800	676,699
7.250%, 08/15/38		800	820,029

54

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Traton Finance Luxembourg SA
4.125%, 01/18/25	EUR	100	$105,334
0.125%, 03/24/25	EUR	200	199,399
Travelers Cos., Inc.
5.350%, 11/01/40		800	727,478
Travelers Property Casualty Corp.
6.375%, 03/15/33		675	701,806
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		2,000	1,569,389
U.S. Bancorp
3.700%, 01/30/24		75	74,594
0.850%, 06/07/24	EUR	200	206,931
U.S. Bank NA
2.800%, 01/27/25		750	719,555
UDR, Inc.
2.100%, 06/15/33		1,000	687,207
UniCredit SpA
0.500%, 04/09/25	EUR	200	200,314
Union Pacific Corp.
3.750%, 03/15/24		200	198,404
2.891%, 04/06/36		650	476,289
3.200%, 05/20/41		2,500	1,700,373
United Parcel Service, Inc.
4.875%, 11/15/40		2,000	1,752,420
Valero Energy Corp.
6.625%, 06/15/37		450	441,884
VeriSign, Inc.
2.700%, 06/15/31		1,000	772,261
Verizon Communications, Inc.
# 4.329%, 09/21/28		623	580,061
4.016%, 12/03/29		151	134,853
2.355%, 03/15/32		238	177,965
3.400%, 03/22/41		400	269,923
Visa, Inc.
2.050%, 04/15/30		1,000	808,959
4.150%, 12/14/35		2,552	2,223,661
Vodafone Group PLC
7.875%, 02/15/30		200	214,898
# 6.250%, 11/30/32		533	527,125
Volkswagen Financial Services NV
2.125%, 06/27/24	GBP	200	236,789
Volkswagen Leasing GmbH
Δ 0.000%, 07/19/24	EUR	2,800	2,879,441
1.375%, 01/20/25	EUR	120	122,730
Volvo Treasury AB
2.625%, 02/20/26	EUR	100	102,701
Walmart, Inc.
6.200%, 04/15/38		100	104,439
2.500%, 09/22/41		500	315,702

		Face Amount^	Value†
		(000)
Walt Disney Co.
3.700%, 09/15/24		200	$196,684
6.200%, 12/15/34		300	304,363
4.625%, 03/23/40		500	420,289
3.500%, 05/13/40		140	100,638
Wells Fargo & Co.
0.500%, 04/26/24	EUR	1,560	1,621,866
2.125%, 06/04/24	EUR	500	522,559
3.000%, 02/19/25		450	432,859
1.375%, 10/26/26	EUR	500	484,832
Welltower OP LLC
4.125%, 03/15/29		450	406,203
2.750%, 01/15/31		2,000	1,570,030
Westlake Corp.
3.375%, 06/15/30		100	83,124
Westpac Securities NZ Ltd.
0.427%, 12/14/26	EUR	1,250	1,175,084
WestRock MWV LLC
8.200%, 01/15/30		222	240,589
Whirlpool Corp.
3.700%, 05/01/25		200	193,575
# 4.750%, 02/26/29		600	560,158
WP Carey, Inc.
2.450%, 02/01/32		1,000	735,403
WRKCo, Inc.
3.000%, 06/15/33		1,700	1,298,782

TOTAL BONDS			287,134,377

U.S. TREASURY OBLIGATIONS — (28.9%)
U.S. Treasury Bonds
5.250%, 02/15/29		3,500	3,553,184
1.125%, 05/15/40		7,600	4,141,109
1.125%, 08/15/40		7,800	4,211,695
1.375%, 11/15/40		7,500	4,227,246
1.875%, 02/15/41		5,800	3,574,930
1.750%, 08/15/41		7,300	4,334,090
2.000%, 11/15/41		6,900	4,270,992
2.375%, 02/15/42		7,000	4,622,188
2.750%, 08/15/42		2,600	1,819,695
2.750%, 11/15/42		5,000	3,484,375
2.875%, 05/15/43		6,400	4,526,750
U.S. Treasury Notes
0.250%, 11/15/23		2,000	1,996,120
0.500%, 11/30/23		5,400	5,379,137
2.125%, 11/30/23		3,500	3,490,864
2.875%, 11/30/23		2,000	1,995,936
0.125%, 12/15/23		6,200	6,160,741
0.750%, 12/31/23		5,000	4,961,684
0.125%, 01/15/24		3,500	3,462,676
0.875%, 01/31/24		5,000	4,944,141
0.125%, 02/15/24		5,100	5,022,504
1.500%, 02/29/24		3,000	2,961,328
2.125%, 02/29/24		1,000	988,984
0.250%, 03/15/24		2,700	2,648,848

55

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
2.250%, 03/31/24	3,500	$3,453,926
0.375%, 04/15/24	3,300	3,225,234
2.250%, 04/30/24	2,000	1,968,047
0.250%, 05/15/24	2,300	2,236,031
2.500%, 05/15/24	3,500	3,444,355
2.000%, 05/31/24	1,000	980,078
2.500%, 05/31/24	2,300	2,260,289
0.250%, 06/15/24	4,200	4,066,125
1.500%, 01/31/27	1,500	1,348,945
2.250%, 02/15/27	2,500	2,302,051
2.375%, 05/15/27	3,775	3,468,871
2.250%, 08/15/27	1,700	1,546,336
0.500%, 10/31/27	1,500	1,263,809
2.250%, 11/15/27	1,000	904,570
2.750%, 02/15/28	1,700	1,562,008
1.125%, 02/29/28	4,500	3,849,609
1.250%, 03/31/28	2,150	1,843,709
1.250%, 04/30/28	5,800	4,962,398
2.875%, 05/15/28	4,250	3,908,838
2.875%, 08/15/28	4,250	3,890,244
3.125%, 11/15/28	5,000	4,610,352
2.625%, 02/15/29	4,000	3,581,563

	Face Amount^	Value†
	(000)
2.375%, 03/31/29	3,000	$2,641,172

TOTAL U.S. TREASURY OBLIGATIONS		150,097,777

COMMERCIAL PAPER — (0.6%)
Australia & New Zealand Banking Group Ltd.
Ω 5.590%, 02/22/24	3,000	2,947,858

TOTAL INVESTMENT SECURITIES (Cost $571,178,953)		504,591,735

	Shares
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	1,318,882	15,255,509

TOTAL INVESTMENTS — (100.0%) (Cost $586,434,535)		$519,847,244

As of October 31, 2023, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,433,297	NZD	2,427,376	Morgan Stanley and Co. International	11/06/23	$19,088
USD	2,189,540	CAD	2,967,964	State Street Bank and Trust	12/28/23	47,079
USD	4,200,955	CAD	5,698,846	Morgan Stanley and Co. International	01/11/24	86,130

Total Appreciation						$152,297
USD	8,860,583	AUD	14,020,047	Societe Generale	11/21/23	$(38,591)
USD	40,979,980	EUR	38,643,611	State Street Bank and Trust	01/18/24	(60,330)
USD	8,819,281	GBP	7,269,425	State Street Bank and Trust	01/18/24	(22,000)

Total (Depreciation)						$(120,921)

Total Appreciation (Depreciation)						$31,376

56

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$64,411,723	—	$64,411,723
Bonds	—	287,134,377	—	287,134,377
U.S. Treasury Obligations	—	150,097,777	—	150,097,777
Commercial Paper	—	2,947,858	—	2,947,858
Securities Lending Collateral	—	15,255,509	—	15,255,509
Forward Currency Contracts**	—	31,376	—	31,376

TOTAL	—	$519,878,620	—	$519,878,620

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

57

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (1.0%)
Federal Home Loan Bank Discount Notes
∞ 5.576%, 02/26/24		2,000	$1,966,955
Federal National Mortgage Association
6.210%, 08/06/38		5,000	5,392,470

TOTAL AGENCY OBLIGATIONS			7,359,425

BONDS — (90.2%)

AUSTRALIA — (4.7%)
ASB Bank Ltd.
0.250%, 09/08/28	EUR	1,000	875,271
Australia Government Bonds
2.750%, 06/21/35	AUD	2,300	1,171,721
Macquarie Group Ltd.
0.625%, 02/03/27	EUR	1,250	1,169,233
National Australia Bank Ltd.
1.375%, 08/30/28	EUR	1,800	1,689,401
New South Wales Treasury Corp.
1.500%, 02/20/32	AUD	7,900	3,687,722
2.250%, 05/07/41	AUD	5,000	1,857,742
Queensland Treasury Corp.
1.750%, 08/21/31	AUD	6,000	2,948,419
1.750%, 07/20/34	AUD	10,000	4,353,691
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	2,500	1,180,015
Treasury Corp. of Victoria
1.500%, 09/10/31	AUD	4,500	2,136,214
2.250%, 09/15/33	AUD	2,000	936,358
2.250%, 11/20/34	AUD	19,900	8,917,041
2.000%, 09/17/35	AUD	4,800	2,026,676
2.000%, 11/20/37	AUD	7,500	2,919,813
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	2,500	1,118,967

TOTAL AUSTRALIA			36,988,284

BELGIUM — (2.6%)
Anheuser-Busch InBev Worldwide, Inc.
4.950%, 01/15/42		1,400	1,203,095
Dexia Credit Local SA
Δ 0.000%, 05/29/24	EUR	1,000	1,034,485
0.250%, 12/10/26	GBP	2,000	2,094,292
1.000%, 10/18/27	EUR	1,250	1,208,922

		Face Amount^	Value†
		(000)
BELGIUM — (Continued)
Δ 0.000%, 01/21/28	EUR	7,000	$6,442,246
Kingdom of Belgium Government Bonds
1.450%, 06/22/37	EUR	3,750	3,013,110
1.900%, 06/22/38	EUR	6,500	5,422,960

TOTAL BELGIUM			20,419,110

CANADA — (11.5%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	800	797,353
Bank of Montreal
2.700%, 09/11/24	CAD	3,000	2,113,207
Bank of Montreal, Floating Rate Note,
(r) SOFR + 0.710%, FRN,
6.054%, 12/12/24		328	328,026
#(r) SOFR + 1.330%, FRN,
6.674%, 06/05/26		4,000	4,017,239
Bank of Nova Scotia
2.490%, 09/23/24	CAD	4,250	2,982,095
2.150%, 08/01/31		3,600	2,676,978
Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r) 6.434%, 06/12/25		1,000	1,002,931
Bell Telephone Co. of Canada or Bell Canada
3.000%, 03/17/31	CAD	3,000	1,798,399
Brookfield Finance, Inc.
4.850%, 03/29/29		2,800	2,605,252
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	13,250	9,426,299
Canadian Imperial Bank of Commerce
2.350%, 08/28/24	CAD	10,000	7,022,823
CDP Financial, Inc.
3.150%, 07/24/24		3,000	2,944,982
CPPIB Capital, Inc.
0.375%, 06/20/24	EUR	2,000	2,069,077
1.500%, 03/04/33	EUR	9,650	8,419,717
Fairfax Financial Holdings Ltd.
Ω 2.750%, 03/29/28	EUR	884	860,597
Ontario Teachers’ Finance Trust
0.100%, 05/19/28	EUR	9,000	8,138,562
0.050%, 11/25/30	EUR	6,000	4,889,401
1.850%, 05/03/32	EUR	10,600	9,597,885
Province of Ontario
0.250%, 06/09/31	EUR	4,400	3,620,022

58

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Royal Bank of Canada
2.609%, 11/01/24	CAD	2,000	$1,399,820
2.125%, 04/26/29	EUR	2,500	2,365,780
Royal Bank of Canada, Floating Rate Note, SOFR + 0.340%, FRN
#(r) 5.684%, 10/07/24		1,500	1,495,707
Toronto-Dominion Bank
3.226%, 07/24/24	CAD	6,500	4,612,316
2.875%, 04/05/27	GBP	2,500	2,761,568
4.456%, 06/08/32		1,800	1,569,594

TOTAL CANADA			89,515,630

DENMARK — (0.8%)
Danske Bank AS
Ω 4.375%, 06/12/28		1,000	916,729
Denmark Government Bond
Δ 0.000%, 11/15/24	DKK	28,000	3,834,119
Kommunekredit
0.010%, 05/04/34	EUR	2,400	1,760,417

TOTAL DENMARK			6,511,265

FINLAND — (2.0%)
Kuntarahoitus OYJ
1.125%, 06/19/25	GBP	6,260	7,112,823
0.050%, 09/10/35	EUR	2,300	1,612,825
Nordea Bank Abp
0.500%, 11/02/28	EUR	7,500	6,618,243

TOTAL FINLAND			15,343,891

FRANCE — (8.7%)
Action Logement Services
1.375%, 04/13/32	EUR	2,000	1,757,852
0.500%, 10/30/34	EUR	4,100	3,033,208
Agence Francaise de Developpement EPIC
1.375%, 07/05/32	EUR	600	527,824
1.500%, 10/31/34	EUR	2,800	2,370,423
0.500%, 05/31/35	EUR	4,600	3,369,780
0.375%, 05/25/36	EUR	500	342,264
1.125%, 03/02/37	EUR	2,500	1,868,076
Banque Federative du Credit Mutuel SA
0.625%, 02/21/31	EUR	600	479,066
BNP Paribas SA
Ω 4.400%, 08/14/28		2,000	1,839,258
5.750%, 06/13/32	GBP	2,800	3,281,148
BPCE SA
2.375%, 04/26/32	EUR	7,000	6,363,764
Caisse d’Amortissement de la Dette Sociale
0.375%, 05/27/24		7,000	6,791,782

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Credit Agricole SA
0.375%, 04/20/28	EUR	500	$447,055
0.875%, 01/14/32	EUR	2,200	1,772,123
Ile-de-France Mobilites
0.400%, 05/28/31	EUR	3,100	2,602,243
0.200%, 11/16/35	EUR	4,000	2,751,696
Orange SA
8.125%, 01/28/33	EUR	500	700,155
SNCF Reseau
5.000%, 10/10/33	EUR	3,000	3,468,616
5.250%, 01/31/35	GBP	5,870	7,073,044
0.750%, 05/25/36	EUR	1,500	1,083,475
Societe Generale SA
1.375%, 01/13/28	EUR	900	845,519
#Ω 4.750%, 09/14/28		700	650,920
0.875%, 09/24/29	EUR	1,500	1,274,561
Ω 3.000%, 01/22/30		1,600	1,269,696
Societe Nationale SNCF SACA
5.375%, 03/18/27	GBP	1,600	1,948,041
0.625%, 04/17/30	EUR	3,000	2,632,606
Unedic Asseo
0.250%, 07/16/35	EUR	4,800	3,453,375
Vinci SA
2.750%, 09/15/34	GBP	3,800	3,572,570

TOTAL FRANCE			67,570,140

GERMANY — (3.2%)
BMW Finance NV
1.500%, 02/06/29	EUR	1,400	1,323,210
BMW U.S. Capital LLC
1.000%, 04/20/27	EUR	400	385,970
Daimler Truck Finance North America LLC
Ω 5.500%, 09/20/33		1,000	920,828
Deutsche Bahn Finance GmbH
1.125%, 12/18/28	EUR	1,000	942,992
0.875%, 07/11/31	EUR	4,000	3,483,190
0.350%, 09/29/31	EUR	1,841	1,520,712
0.750%, 07/16/35	EUR	500	370,055
0.625%, 04/15/36	EUR	6,600	4,687,621
Deutsche Telekom International Finance BV
2.000%, 12/01/29	EUR	500	484,676
FMS Wertmanagement
2.750%, 01/30/24		264	262,141
JAB Holdings BV
2.250%, 12/19/39	EUR	5,300	3,720,111
Kreditanstalt fuer Wiederaufbau
1.375%, 12/09/24	GBP	4,250	4,944,465
Mercedes-Benz Group AG
1.125%, 08/08/34	EUR	500	396,102

59

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
Siemens Financieringsmaatschappij NV
Ω 2.875%, 03/11/41		250	$167,192
State of North Rhine-Westphalia Germany
0.625%, 12/16/24	GBP	500	575,673
T-Mobile USA, Inc.
4.375%, 04/15/40		1,500	1,160,154

TOTAL GERMANY			25,345,092

HONG KONG — (0.6%)
Prudential Funding Asia PLC
3.125%, 04/14/30		1,993	1,663,622
3.625%, 03/24/32		3,500	2,886,676

TOTAL HONG KONG			4,550,298

ITALY — (0.3%)
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		1,500	1,314,356
1.750%, 07/04/29	EUR	800	720,769

TOTAL ITALY			2,035,125

JAPAN — (3.3%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		6,400	4,756,313
American Honda Finance Corp.
0.300%, 07/07/28	EUR	2,500	2,234,173
Japan Government Thirty Year Bonds
2.200%, 03/20/41	JPY	220,000	1,589,748
Japan Government Twenty Year Bonds
0.400%, 03/20/36	JPY	215,000	1,292,539
0.500%, 12/20/41	JPY	700,000	3,815,768
Mitsubishi UFJ Financial Group, Inc.
3.741%, 03/07/29		1,000	896,426
2.048%, 07/17/30		1,500	1,143,037
4.153%, 03/07/39		2,000	1,577,488
3.751%, 07/18/39		2,300	1,729,987
Mizuho Financial Group, Inc.
2.839%, 09/13/26		600	548,983
Nomura Holdings, Inc.
3.103%, 01/16/30		1,629	1,322,846
2.679%, 07/16/30		1,000	773,322

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Sumitomo Mitsui Financial Group, Inc.
2.750%, 01/15/30		2,000	$1,622,972
2.222%, 09/17/31		1,000	740,781
2.296%, 01/12/41		2,507	1,466,067

TOTAL JAPAN			25,510,450

NETHERLANDS — (3.9%)
BNG Bank NV
2.625%, 02/27/24		5,000	4,949,764
2.000%, 04/12/24	GBP	3,300	3,947,393
3.300%, 04/26/29	AUD	3,000	1,712,243
Cooperatieve Rabobank UA
5.250%, 05/24/41		2,000	1,828,965
Heineken NV
1.375%, 01/29/27	EUR	880	866,037
ING Groep NV
1.375%, 01/11/28	EUR	900	860,461
JAB Holdings BV
3.375%, 04/17/35	EUR	1,200	1,096,090
Koninklijke KPN NV
5.750%, 09/17/29	GBP	3,288	3,922,312
Koninklijke Philips NV
1.375%, 05/02/28	EUR	800	748,223
Nederlandse Waterschapsbank NV
1.125%, 03/15/24		200	196,696
2.000%, 12/16/24	GBP	8,800	10,281,079

TOTAL NETHERLANDS			30,409,263

NEW ZEALAND — (0.5%)
New Zealand Government Bonds
2.750%, 04/15/37	NZD	6,800	2,866,196
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	2,500	1,162,493

TOTAL NEW ZEALAND			4,028,689

NORWAY — (0.6%)
Kommunalbanken AS
1.000%, 10/18/24	CAD	3,450	2,390,831
1.000%, 12/12/24	GBP	1,750	2,023,595

TOTAL NORWAY			4,414,426

SINGAPORE — (0.2%)
Optus Finance Pty. Ltd.
1.000%, 06/20/29	EUR	1,429	1,247,566

60

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SPAIN — (0.7%)
Banco Santander SA
1.375%, 01/05/26	EUR	900	$895,612
3.490%, 05/28/30		400	327,795
Santander U.K. Group Holdings PLC
3.625%, 01/14/26	GBP	400	457,621
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	600	722,947
7.045%, 06/20/36		2,300	2,296,280
4.665%, 03/06/38		932	724,658

TOTAL SPAIN			5,424,913

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.3%)
African Development Bank
3.350%, 08/08/28	AUD	2,200	1,280,771
Asian Development Bank
1.625%, 03/15/24		278	273,974
2.350%, 06/21/27	JPY	800,000	5,673,869
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN (r) 5.961%, 08/16/27		1,500	1,504,977
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.150%, 10/10/34	EUR	1,020	748,589
European Financial Stability Facility
0.875%, 04/10/35	EUR	1,100	867,111
European Investment Bank
2.150%, 01/18/27	JPY	590,000	4,122,432
0.050%, 10/13/34	EUR	500	363,638
0.010%, 11/15/35	EUR	5,000	3,461,109
European Union
0.200%, 06/04/36	EUR	4,100	2,837,147
3.375%, 10/04/38	EUR	5,000	4,975,177
Inter-American Development Bank
1.375%, 12/15/24	GBP	1,500	1,743,662
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	1,300	1,093,170
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.430%, FRN (r) 5.771%, 08/19/27		500	500,590

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Development Association
0.350%, 04/22/36	EUR	2,280	$1,637,868
International Finance Corp.
1.250%, 02/06/31	AUD	1,053	496,674
1.500%, 04/15/35	AUD	5,300	2,134,697

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			33,715,455

SWEDEN — (0.8%)
Kommuninvest I Sverige AB
1.375%, 05/08/24		200	195,541
Svenska Handelsbanken AB
0.500%, 02/18/30	EUR	5,500	4,628,580
Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω 6.594%, 06/15/26		1,000	1,007,887
Swedbank AB
0.200%, 01/12/28	EUR	800	709,892

TOTAL SWEDEN			6,541,900

SWITZERLAND — (0.3%)
UBS Group AG
1.250%, 09/01/26	EUR	800	775,613
0.875%, 11/03/31	EUR	2,000	1,555,822

TOTAL SWITZERLAND			2,331,435

UNITED KINGDOM — (3.2%)
Barclays PLC
4.375%, 01/12/26		1,000	954,526
3.250%, 01/17/33	GBP	1,800	1,672,186
British Telecommunications PLC
3.125%, 11/21/31	GBP	1,200	1,196,568
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	1,700	1,555,490
HSBC Holdings PLC
4.950%, 03/31/30		1,500	1,379,799
# 6.100%, 01/14/42		3,000	2,884,833
Lloyds Banking Group PLC
1.500%, 09/12/27	EUR	900	861,701
LSEGA Financing PLC
Ω 2.500%, 04/06/31		3,700	2,896,230
Ω 3.200%, 04/06/41		750	501,336

61

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Motability Operations Group PLC
3.625%, 03/10/36	GBP	2,000	$1,965,158
Nationwide Building Society
3.250%, 01/20/28	GBP	700	772,342
NatWest Group PLC
4.800%, 04/05/26		200	192,702
Network Rail Infrastructure Finance PLC
4.750%, 01/22/24	GBP	2,800	3,396,499
U.K. Gilts
1.125%, 01/31/39	GBP	5,000	3,654,684
Vodafone Group PLC
1.875%, 11/20/29	EUR	600	564,114
1.625%, 11/24/30	EUR	750	678,626

TOTAL UNITED KINGDOM			25,126,794

UNITED STATES — (38.0%)
Abbott Laboratories
4.750%, 04/15/43		4,500	3,885,798
AbbVie, Inc.
2.125%, 06/01/29	EUR	800	773,572
Advance Auto Parts, Inc.
# 3.900%, 04/15/30		400	324,367
Allstate Corp.
5.550%, 05/09/35		1,200	1,118,603
4.500%, 06/15/43		1,000	756,094
Amazon.com, Inc.
2.875%, 05/12/41		3,500	2,349,588
American Express Co.
3.000%, 10/30/24		1,000	970,645
American International Group, Inc.
1.875%, 06/21/27	EUR	800	777,867
American Tower Corp.
3.950%, 03/15/29		1,000	890,831
0.950%, 10/05/30	EUR	700	574,658
1.000%, 01/15/32	EUR	1,400	1,114,445
4.050%, 03/15/32		1,875	1,573,091
Amgen, Inc.
2.300%, 02/25/31		2,100	1,641,770
3.150%, 02/21/40		3,375	2,260,307
2.800%, 08/15/41		3,500	2,164,988
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	600	584,220
Aon Global Ltd.
2.875%, 05/14/26	EUR	500	511,666
Apple, Inc.
2.513%, 08/19/24	CAD	10,000	7,051,668
2.375%, 02/08/41		2,000	1,276,050
3.850%, 05/04/43		1,000	773,391

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	$904,121
Assurant, Inc.
2.650%, 01/15/32		4,000	2,882,040
AT&T, Inc.
2.750%, 06/01/31		2,000	1,573,332
5.200%, 11/18/33	GBP	500	559,856
3.500%, 06/01/41		2,500	1,671,349
4.300%, 12/15/42		1,500	1,110,695
Avnet, Inc.
4.625%, 04/15/26		500	479,238
3.000%, 05/15/31		4,350	3,292,626
AXIS Specialty Finance PLC
4.000%, 12/06/27		800	733,877
Bank of America Corp.
# 5.875%, 02/07/42		4,600	4,311,290
Baxter International, Inc.
1.300%, 05/15/29	EUR	500	450,936
Biogen, Inc.
2.250%, 05/01/30		2,400	1,884,893
Block Financial LLC
2.500%, 07/15/28		5,000	4,217,196
Booking Holdings, Inc.
1.800%, 03/03/27	EUR	500	494,340
BorgWarner, Inc.
1.000%, 05/19/31	EUR	2,900	2,361,940
Bristol-Myers Squibb Co.
4.125%, 06/15/39		3,000	2,382,495
Broadcom, Inc.
4.300%, 11/15/32		1,000	850,999
Ω 3.469%, 04/15/34		4,000	3,047,758
Ω 3.137%, 11/15/35		1,000	705,397
Brown & Brown, Inc.
4.500%, 03/15/29		1,000	914,380
2.375%, 03/15/31		3,100	2,325,148
Capital One Financial Corp.
3.800%, 01/31/28		700	617,106
1.650%, 06/12/29	EUR	2,800	2,394,435
Carrier Global Corp.
3.377%, 04/05/40		4,500	3,027,867
Cencora, Inc.
2.800%, 05/15/30		3,300	2,712,884
Choice Hotels International, Inc.
3.700%, 12/01/29		500	409,493
Chubb INA Holdings, Inc.
1.550%, 03/15/28	EUR	800	763,413
0.875%, 12/15/29	EUR	1,833	1,602,634
Cigna Group
4.800%, 08/15/38		1,436	1,216,403
Cisco Systems, Inc.
5.500%, 01/15/40		434	411,855

62

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Citigroup, Inc.
8.125%, 07/15/39		3,600	$4,059,127
# 5.875%, 01/30/42		750	695,003
CME Group, Inc.
5.300%, 09/15/43		3,000	2,783,532
CNO Financial Group, Inc.
5.250%, 05/30/29		3,000	2,768,260
Coca-Cola Co.
0.950%, 05/06/36	EUR	1,500	1,110,434
Comcast Corp.
3.250%, 11/01/39		5,000	3,447,921
Constellation Brands, Inc.
# 3.150%, 08/01/29		1,000	863,438
Cox Communications, Inc.
Ω 4.800%, 02/01/35		460	387,429
DH Europe Finance SARL
1.200%, 06/30/27	EUR	800	772,024
Eaton Vance Corp.
3.500%, 04/06/27		477	440,718
Elevance Health, Inc.
4.625%, 05/15/42		4,000	3,207,210
4.650%, 01/15/43		2,000	1,591,860
Emerson Electric Co.
1.250%, 10/15/25	EUR	500	504,418
2.000%, 10/15/29	EUR	300	287,496
Equinix, Inc.
3.200%, 11/18/29		2,700	2,281,459
2.150%, 07/15/30		1,500	1,151,805
Expedia Group, Inc.
# 3.800%, 02/15/28		1,000	905,089
Experian Finance PLC
Ω 2.750%, 03/08/30		3,500	2,832,482
FedEx Corp.
1.625%, 01/11/27	EUR	700	685,927
1.300%, 08/05/31	EUR	1,000	862,288
4.900%, 01/15/34		594	540,936
Fidelity National Financial, Inc.
3.400%, 06/15/30		1,300	1,070,204
Fiserv, Inc.
1.625%, 07/01/30	EUR	2,200	1,944,852
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		2,500	2,051,256
Flex Ltd.
4.875%, 06/15/29		1,000	914,426
4.875%, 05/12/30		1,500	1,361,321
FMR LLC
Ω 4.950%, 02/01/33		1,250	1,109,948
Fortune Brands Innovations, Inc.
3.250%, 09/15/29		1,000	851,545
Fox Corp.
4.709%, 01/25/29		700	654,169

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
GATX Corp.
3.500%, 03/15/28		600	$535,140
General Dynamics Corp.
4.250%, 04/01/40		1,000	810,579
General Motors Financial Co., Inc.
0.600%, 05/20/27	EUR	500	463,542
0.650%, 09/07/28	EUR	2,000	1,755,930
3.100%, 01/12/32		2,000	1,520,854
Gilead Sciences, Inc.
4.000%, 09/01/36		1,750	1,425,725
2.600%, 10/01/40		600	375,264
5.650%, 12/01/41		3,250	3,005,379
GlaxoSmithKline Capital PLC
1.000%, 09/12/26	EUR	800	787,216
Global Payments, Inc.
4.450%, 06/01/28		1,000	920,671
Goldman Sachs Group, Inc.
3.125%, 07/25/29	GBP	500	525,431
3.000%, 02/12/31	EUR	1,000	967,250
0.750%, 03/23/32	EUR	2,271	1,761,907
# 6.125%, 02/15/33		1,000	993,050
6.250%, 02/01/41		1,000	968,121
Harley-Davidson, Inc.
3.500%, 07/28/25		1,000	951,000
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		1,400	1,106,818
Healthcare Realty Holdings LP
2.000%, 03/15/31		1,000	728,948
Home Depot, Inc.
3.300%, 04/15/40		217	153,424
5.400%, 09/15/40		1,000	914,189
5.950%, 04/01/41		1,000	969,678
Honeywell International, Inc.
2.250%, 02/22/28	EUR	800	794,095
HP, Inc.
6.000%, 09/15/41		2,500	2,263,978
Illinois Tool Works, Inc.
2.125%, 05/22/30	EUR	1,600	1,532,925
Intel Corp.
5.625%, 02/10/43		6,000	5,493,918
International Business Machines Corp.
0.300%, 02/11/28	EUR	1,000	913,703
4.150%, 05/15/39		2,000	1,570,078
2.850%, 05/15/40		2,900	1,857,803
4.000%, 06/20/42		800	594,854
J M Smucker Co.
4.250%, 03/15/35		1,400	1,141,308

63

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Jabil, Inc.
3.000%, 01/15/31		2,800	$2,218,176
Johnson & Johnson
2.100%, 09/01/40		6,500	3,947,760
JPMorgan Chase & Co.
3.875%, 02/01/24		440	437,841
5.500%, 10/15/40		3,300	3,006,295
Juniper Networks, Inc.
3.750%, 08/15/29		2,000	1,755,570
Kemper Corp.
2.400%, 09/30/30		1,200	871,051
3.800%, 02/23/32		1,000	759,979
Kroger Co.
7.500%, 04/01/31		600	643,529
Lazard Group LLC
4.375%, 03/11/29		2,600	2,360,293
Lear Corp.
3.800%, 09/15/27		130	119,089
4.250%, 05/15/29		500	447,033
Legg Mason, Inc.
4.750%, 03/15/26		900	877,715
Leggett & Platt, Inc.
4.400%, 03/15/29		500	453,273
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	1,100	1,123,781
Ω 6.500%, 03/15/35		900	844,983
Lincoln National Corp.
# 3.050%, 01/15/30		749	591,704
# 3.400%, 01/15/31		1,589	1,241,147
7.000%, 06/15/40		1,373	1,296,744
Loews Corp.
4.125%, 05/15/43		5,500	4,096,506
Mars, Inc.
Ω 3.600%, 04/01/34		1,200	983,210
McDonald’s Corp.
1.750%, 05/03/28	EUR	800	776,268
McKesson Corp.
3.125%, 02/17/29	GBP	1,200	1,286,779
Merck & Co., Inc.
1.875%, 10/15/26	EUR	600	602,189
MetLife, Inc.
# 6.500%, 12/15/32		500	511,447
5.700%, 06/15/35		2,550	2,420,154
5.875%, 02/06/41		2,000	1,869,484
Micron Technology, Inc.
5.327%, 02/06/29		950	902,622
# 4.663%, 02/15/30		800	716,898
Mohawk Industries, Inc.
# 3.625%, 05/15/30		3,000	2,573,493
Morgan Stanley
1.375%, 10/27/26	EUR	800	780,285
6.375%, 07/24/42		2,600	2,577,073
Motorola Solutions, Inc.
4.600%, 05/23/29		1,000	931,817

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.300%,11/15/30		1,000	$764,331
NIKE, Inc.
3.250%,03/27/40		9,650	6,950,204
Oracle Corp.
3.400%,07/08/24		2,000	1,965,675
2.950%,04/01/30		3,500	2,900,816
3.600%,04/01/40		750	514,989
PPG Industries, Inc.
1.400%,03/13/27	EUR	800	774,970
Progressive Corp.
6.250%,12/01/32		500	505,232
Prologis Euro Finance LLC
1.000%,02/08/29	EUR	3,000	2,666,730
0.500%,02/16/32	EUR	3,200	2,420,019
Prudential Financial, Inc.
5.700%,12/14/36		2,000	1,920,178
PulteGroup, Inc.
6.375%,05/15/33		850	826,560
6.000%,02/15/35		1,000	930,462
Reinsurance Group of
America, Inc.
3.150%,06/15/30		1,400	1,135,204
Royalty Pharma PLC
3.300%,09/02/40		8,000	5,055,287
RTX Corp.
4.500%,06/01/42		2,000	1,551,964
Ryder System, Inc.
3.350%,09/01/25		2,000	1,910,813
Simon Property Group LP
2.650%,07/15/30		2,865	2,309,738
Sky Ltd.
4.000%,11/26/29	GBP	600	671,546
Stanley Black & Decker, Inc.
5.200%,09/01/40		1,305	1,100,335
Teledyne FLIR LLC
2.500%,08/01/30		2,000	1,573,413
Thermo Fisher Scientific, Inc.
1.375%,09/12/28	EUR	900	852,382
5.404%,08/10/43		3,800	3,445,866
Travelers Cos., Inc.
6.250%,06/15/37		1,000	1,012,297
5.350%,11/01/40		4,500	4,092,066
TWDC Enterprises 18 Corp.
2.758%,10/07/24	CAD	1,000	702,758
UnitedHealth Group, Inc.
4.625%,07/15/35		600	533,406
6.875%,02/15/38		954	1,022,987
5.950%,02/15/41		2,500	2,400,603
3.050%,05/15/41		1,800	1,201,136
Utah Acquisition Sub, Inc.
2.250%,11/22/24	EUR	800	826,285
3.125%,11/22/28	EUR	2,000	1,953,338

64

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ventas Realty LP
4.125%, 01/15/26		2,000	$1,911,255
Verizon Communications, Inc.
4.500%, 08/17/27	AUD	2,000	1,215,027
2.625%, 12/01/31	EUR	800	755,037
3.375%, 10/27/36	GBP	1,300	1,185,477
VF Corp.
# 2.800%, 04/23/27		2,900	2,548,635
# 2.950%, 04/23/30		3,500	2,741,232
Visa, Inc.
2.375%, 06/15/34	EUR	1,500	1,392,344
VMware, Inc.
3.900%, 08/21/27		1,400	1,297,185
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	804,350
# 3.200%, 04/15/30		2,270	1,767,698
Walmart, Inc.
5.625%, 03/27/34	GBP	3,100	3,840,108
5.250%, 09/28/35	GBP	684	817,854
5.625%, 04/01/40		3,000	2,907,801
# 5.625%, 04/15/41		500	487,653
2.500%, 09/22/41		4,300	2,715,035
Walt Disney Co.
6.200%, 12/15/34		400	405,817
3.500%, 05/13/40		2,000	1,437,687
Wells Fargo & Co.
4.150%, 01/24/29		2,500	2,270,686
Welltower OP LLC
3.100%, 01/15/30		1,600	1,328,498
2.750%, 01/15/31		900	706,514
Whirlpool Corp.
# 4.750%, 02/26/29		500	466,798
Whirlpool Finance
Luxembourg SARL
1.100%, 11/09/27	EUR	650	613,177

TOTAL UNITED STATES			295,754,616

TOTAL BONDS			702,784,342

	Face Amount^	Value†
	(000)

U.S. TREASURY OBLIGATIONS — (7.0%)
U.S. Treasury Bonds
1.125%, 08/15/40	7,000	$3,779,727
U.S. Treasury Notes
0.875%, 01/31/24	2,500	2,472,070
2.500%, 01/31/24	6,600	6,552,305
0.250%, 03/15/24	8,000	7,848,437
2.500%, 05/15/24	5,000	4,920,508
0.250%, 06/15/24	3,500	3,388,437
3.250%, 08/31/24	2,400	2,356,219
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR +
0.169%, FRN,
5.567%, 04/30/25	23,000	23,022,835

TOTAL U.S. TREASURY OBLIGATIONS		54,340,538

COMMERCIAL PAPER — (0.1%)
AUSTRALIA — (0.1%)
Australia & New Zealand Banking Group Ltd.
Ω 5.590%, 02/22/24	1,000	982,619

TOTAL INVESTMENT SECURITIES (Cost $904,793,293)		765,466,924

	Shares
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	1,165,920	13,486,195

TOTAL INVESTMENTS — (100.0%) (Cost $918,279,667)		$778,953,119

As of October 31, 2023, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,541,224	DKK	10,634,879	HSBC Bank	12/04/23	$31,130
USD	3,461,947	DKK	24,012,002	HSBC Bank	12/07/23	51,644
USD	16,136,743	JPY	2,385,717,219	Societe Generale	12/22/23	266,566
USD	41,162,347	AUD	64,190,594	Bank of New York Mellon	12/27/23	367,194

65

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	430,720	AUD	671,070	Citibank, N.A.	12/27/23	$4,234
AUD	1,164,071	USD	736,391	Citibank, N.A.	12/27/23	3,413
USD	25,467,211	CAD	34,593,462	State Street Bank and Trust	01/09/24	489,918
USD	47,913,925	GBP	38,978,004	State Street Bank and Trust	01/10/24	510,305
USD	14,957,963	CAD	20,491,963	State Street Bank and Trust	01/18/24	160,271
USD	71,765,607	EUR	67,256,925	State Street Bank and Trust	01/23/24	321,688
USD	1,145,812	JPY	169,907,563	Citibank, N.A.	01/25/24	9,062

Total Appreciation						$2,215,425
USD	4,085,801	NZD	7,052,115	Citibank, N.A.	11/27/23	$(23,063)
DKK	7,663,760	USD	1,090,904	Citibank, N.A.	12/07/23	(2,459)
JPY	31,316,268	USD	210,899	Citibank, N.A.	12/22/23	(2,578)
USD	1,455,336	AUD	2,292,470	Citibank, N.A.	12/27/23	(1,602)
AUD	3,010,662	USD	1,918,665	Citibank, N.A.	12/27/23	(5,294)
USD	72,147,830	EUR	68,237,965	State Street Bank and Trust	12/27/23	(245,706)
USD	679,447	AUD	1,072,369	UBS AG	12/27/23	(2,078)
USD	65,835,409	EUR	62,089,683	State Street Bank and Trust	01/05/24	(67,509)
GBP	6,955,024	USD	8,470,434	State Street Bank and Trust	01/10/24	(11,988)
USD	40,642,476	GBP	33,498,524	State Street Bank and Trust	01/18/24	(99,379)

Total (Depreciation)						$(461,656)

Total Appreciation (Depreciation)						$1,753,769

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$7,359,425	—	$7,359,425
Bonds
Australia	—	36,988,284	—	36,988,284
Belgium	—	20,419,110	—	20,419,110
Canada	—	89,515,630	—	89,515,630
Denmark	—	6,511,265	—	6,511,265
Finland	—	15,343,891	—	15,343,891
France	—	67,570,140	—	67,570,140
Germany	—	25,345,092	—	25,345,092
Hong Kong	—	4,550,298	—	4,550,298
Italy	—	2,035,125	—	2,035,125
Japan	—	25,510,450	—	25,510,450
Netherlands	—	30,409,263	—	30,409,263
New Zealand	—	4,028,689	—	4,028,689
Norway	—	4,414,426	—	4,414,426
Singapore	—	1,247,566	—	1,247,566
Spain	—	5,424,913	—	5,424,913
Supranational Organization Obligations	—	33,715,455	—	33,715,455
Sweden	—	6,541,900	—	6,541,900
Switzerland	—	2,331,435	—	2,331,435
United Kingdom	—	25,126,794	—	25,126,794
United States	—	295,754,616	—	295,754,616

66

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$54,340,538	—	$54,340,538
Commercial Paper	—	982,619	—	982,619
Securities Lending Collateral	—	13,486,195	—	13,486,195
Forward Currency Contracts**	—	1,753,769	—	1,753,769

TOTAL	—	$780,706,888	—	$780,706,888

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio*	U.S. Sustainability Core 1 Portfolio*	U.S. Sustainability Targeted Value Portfolio*	International Sustainability Core 1 Portfolio*	International Social Core Equity Portfolio*
ASSETS:
Investment Securities at Value (including $59,191, $179,175, $8,421, $135,404 and $59,367 of securities on loan, respectively)	$1,454,463	$5,286,378	$333,078	$2,843,738	$1,238,467
Temporary Cash Investments at Value & Cost	3,214	10,221	1,232	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $49,668, $110,291, $5,737, $114,249 and $51,079, respectively)	49,668	110,290	5,737	114,248	51,079
Foreign Currencies at Value	—	—	—	8,520	3,155
Cash	86	4	—	528	1,051
Receivables:
Investment Securities Sold	1,632	415	1,513	2,124	1,420
Dividends and Interest	935	3,444	112	12,797	6,019
Securities Lending Income	17	43	2	87	53
Fund Shares Sold	419	3,608	930	1,327	507
Deferred Offering Costs	—	—	1	—	—
Prepaid Expenses and Other Assets	19	15	12	7	18

Total Assets	1,510,453	5,414,418	342,617	2,983,376	1,301,769

LIABILITIES:
Payables:
Upon Return of Securities Loaned	49,695	110,313	5,739	114,285	51,091
Investment Securities Purchased	2,134	1,886	929	841	1,035
Fund Shares Redeemed	420	3,041	1,136	2,238	2,828
Due to Advisor	227	645	83	494	237
Accrued Expenses and Other Liabilities	75	238	26	181	89

Total Liabilities	52,551	116,123	7,913	118,039	55,280

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$1,457,902	$5,298,295	$334,704	$2,865,337	$1,246,489

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	71,435,077	163,922,676	22,302,712	270,609,045	100,972,029

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.41	$32.32	$15.01	$10.59	$12.34

Investment Securities at Cost	$812,834	$3,601,874	$329,385	$2,645,202	$1,155,608

Foreign Currencies at Cost	$—	$—	$—	$8,597	$3,163

NET ASSETS CONSIST OF:
Paid-In Capital	$804,868	$3,624,799	$328,522	$2,746,381	$1,192,180
Total Distributable Earnings (Loss)	653,034	1,673,496	6,182	118,956	54,309

NET ASSETS	$1,457,902	$5,298,295	$334,704	$2,865,337	$1,246,489

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Sustainability Core 1 Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFASocial Fixed Income Portfolio*	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$46,308	—	—
Investment Securities at Value (including $31,746, $45,985, $0, $14,924 and $13,186 of securities on loan)	$881,329	$1,358,382	—	$504,592	$765,467
Temporary Cash Investments at Value & Cost	—	—	30	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $13,709, $9,575, $0, $15,256 and $13,486, respectively)	13,709	9,575	—	15,256	13,486
Foreign Currencies at Value	2,121	4,295	—	8	233
Cash	115	—	—	5,935	2,275
Receivables:
Investment Securities Sold	1,301	2,624	—	304	—
Dividends, Interest and Tax Reclaims	840	1,248	—	4,722	7,431
Securities Lending Income	88	139	—	6	13
Fund Shares Sold	295	322	—	180	2,196
Unrealized Gain on Forward Currency Contracts	—	—	—	152	2,215
Prepaid Expenses and Other Assets	7	11	15	9	23

Total Assets	899,805	1,376,596	46,353	531,164	793,339

LIABILITIES:
Payables:
Due to Custodian	—	12	—	—	—
Upon Return of Securities Loaned	13,717	9,587	—	15,250	13,488
Investment Securities Purchased	186	2,803	7	205	—
Fund Shares Redeemed	676	1,177	—	436	782
Due to Advisor	268	412	2	80	120
Line of Credit	—	2,398	—	—	—
Unrealized Loss on Forward Currency Contracts	—	—	—	121	462
Unrealized Loss on Foreign Currency Contracts	—	2	—	—	—
Deferred Taxes Payable	5,296	8,978	—	—	—
Accrued Expenses and Other Liabilities	150	253	4	21	30

Total Liabilities	20,293	25,622	13	16,113	14,882

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$879,512	$1,350,974	$46,340	$515,051	$778,457

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	107,590,912	106,916,751	4,141,532	60,274,444	86,376,478

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.17	$12.64	$11.19	$8.55	$9.01

Investments in Affiliated Investment Companies at Cost	$—	$—	$46,125	$—	$—

Investment Securities at Cost	$887,250	$1,172,770	$—	$571,179	$904,794

Foreign Currencies at Cost	$2,122	$4,297	$—	$8	$233

NET ASSETS CONSIST OF:
Paid-In Capital	$967,325	$1,277,432	$46,304	$611,033	$948,064
Total Distributable Earnings (Loss)	(87,813)	73,542	36	(95,982)	(169,607)

NET ASSETS	$879,512	$1,350,974	$46,340	$515,051	$778,457

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio#	U.S. Sustainability Core 1 Portfolio#	U.S. Sustainability Targeted Value Portfolio#	International Sustainability Core 1 Portfolio#	International Social Core Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $17, $24, $7, $9,724 and $4,874, respectively)	$23,991	$80,917	$6,085	$85,709	$43,494
Income from Securities Lending, Net	181	548	25	1,645	990

Total Investment Income	24,172	81,465	6,110	87,354	44,484

Expenses
Investment Management Fees	2,701	7,350	975	6,076	2,916
Accounting & Transfer Agent Fees	251	1,011	85	607	175
Custodian Fees	26	63	15	177	130
Filing Fees	48	88	34	92	39
Shareholders’ Reports	49	79	25	73	47
Directors’/Trustees’ Fees & Expenses	11	37	3	23	10
Professional Fees	21	81	5	76	39
Previously Waived Fees Recovered by Advisor (Note C)	—	—	34	—	—
Other	201	148	12	116	112

Total Expenses	3,308	8,857	1,188	7,240	3,468

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	4	—	—
Fees Paid Indirectly (Note C)	—	—	—	26	10

Net Expenses	3,308	8,857	1,184	7,214	3,458

Net Investment Income (Loss)	20,864	72,608	4,926	80,140	41,026

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	10,500	(8,876)	4,212	(58,354)	(22,635)
Affiliated Investment Companies Shares Sold	(1)	30	(1)	1	7
Futures	(8)	86	(333)	220	92
Foreign Currency Transactions	—	—	—	(438)	(221)
In-Kind Redemptions	—	—	7,186	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	66,522	324,603	(29,863)	320,876	139,161
Affiliated Investment Companies Shares	14	34	5	65	28
Translation of Foreign Currency-Denominated Amounts	—	—	—	439	213

Net Realized and Unrealized Gain (Loss)	77,027	315,877	(18,794)	262,809	116,645

Net Increase (Decrease) in Net Assets Resulting from Operations	$97,891	$388,485	$(13,868)	$342,949	$157,671

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Emerging Markets Sustainability Core 1 Portfolio#	Emerging Markets Social Core Equity Portfolio#	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio#	DFA Global Sustainability Fixed Income Portfolio#
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$896	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	896	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $3,577, $6,043, $0, $0 and $0, respectively)	$26,495	$45,015	—	—	—
Interest	—	—	—	$17,474	$24,444
Income from Securities Lending, Net	994	1,805	—	87	70

Total Fund Investment Income	27,489	46,820	—	17,561	24,514

Fund Expenses
Investment Management Fees	3,183	5,114	—	922	1,476
Accounting & Transfer Agent Fees	210	181	4	91	184
Custodian Fees	420	697	1	6	24
Filing Fees	48	46	20	36	37
Shareholders’ Reports	48	58	—	36	37
Directors’/Trustees’ Fees & Expenses	7	11	—	4	6
Professional Fees	69	85	1	8	12
Previously Waived Fees Recovered by Advisor (Note C)	—	—	23	—	3
Other	57	169	2	10	16

Total Fund Expenses	4,042	6,361	51	1,113	1,795

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—		12	—	3
Fees Paid Indirectly (Note C)	19	41	—	2	23

Net Expenses	4,023	6,320	39	1,111	1,769

Net Investment Income (Loss)	23,466	40,500	857	16,450	22,745

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	789	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(46,574)	(24,290)	—	(21,887)	(48,770)
Affiliated Investment Companies Shares Sold	(2)	1	(789)	4	3
Futures	188	68	2	—	—
Foreign Currency Transactions	(119)	(183)	—	27	167
Forward Currency Contracts	—	—	—	1,682	(12,516)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	134,899	175,843	—	14,949	64,415
Affiliated Investment Companies Shares	10	11	2,898	7	5
Translation of Foreign Currency-Denominated Amounts	4	(2)	—	(12)	64
Forward Currency Contracts	—	—	—	25	(472)

Net Realized and Unrealized Gain (Loss)	88,406	151,448	2,900	(5,205)	2,896

Net Increase (Decrease) in Net Assets Resulting from Operations	$111,872	$191,948	$3,757	$11,245	$25,641

**	Net of foreign capital gain taxes withheld of $528, $1,954, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		U.S. Sustainability Core 1 Portfolio		U.S. Sustainability Targeted Value Portfolio		International Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,864	$19,961	$72,608	$65,414	$4,926	$4,063	$80,140	$83,391
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	10,500	47,003	(8,876)	(2,951)	4,212	8,898	(58,354)	(13,359)
Affiliated Investment Companies Shares Sold	(1)	(14)	30	(30)	(1)	(1)	1	(19)
Futures	(8)	327	86	—	(333)	(224)	220	(71)
Foreign Currency Transactions	—	—	—	—	—	—	(438)	(2,205)
In-Kind Redemptions	—	—	—	—	7,186	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	66,522	(321,125)	324,603	(937,918)	(29,863)	(29,625)	320,876	(1,015,915)
Affiliated Investment Companies Shares	14	(17)	34	(41)	5	(5)	65	(79)
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	439	(507)

Net Increase (Decrease) in Net Assets Resulting from Operations	97,891	(253,865)	388,485	(875,526)	(13,868)	(16,894)	342,949	(948,764)

Distributions:
Institutional Class Shares	(62,175)	(81,329)	(70,236)	(128,219)	(12,245)	(15,936)	(70,779)	(91,322)
Capital Share Transactions (1):
Shares Issued	277,050	352,196	1,083,598	1,373,414	116,285	145,067	466,564	1,160,713
Shares Issued in Lieu of Cash Distributions	58,098	74,089	66,067	120,003	12,232	15,927	64,839	83,313
Shares Redeemed	(321,728)	(426,837)	(1,031,196)	(1,252,750)	(90,182)	(91,524)	(593,941)	(934,484)

Net Increase (Decrease) from Capital Share Transactions	13,420	(552)	118,469	240,667	38,335	69,470	(62,538)	309,542

Total Increase (Decrease) in Net Assets	49,136	(335,746)	436,718	(763,078)	12,222	36,640	209,632	(730,544)
Net Assets
Beginning of Year	1,408,766	1,744,512	4,861,577	5,624,655	322,482	285,842	2,655,705	3,386,249

End of Year	$1,457,902	$1,408,766	$5,298,295	$4,861,577	$334,704	$322,482	$2,865,337	$2,655,705

(1) Shares Issued and Redeemed:
Shares Issued	13,195	16,322	33,508	42,266	7,289	8,810	41,949	103,057
Shares Issued in Lieu of Cash Distributions	2,876	3,202	2,031	3,520	764	945	5,739	7,544
Shares Redeemed	(15,285)	(19,444)	(32,137)	(39,141)	(5,656)	(5,674)	(53,797)	(85,977)

Net Increase (Decrease) from Shares Issued and Redeemed	786	80	3,402	6,645	2,397	4,081	(6,109)	24,624

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Social Core Equity Portfolio		Emerging Markets Sustainability Core 1 Portfolio		Emerging Markets Social Core Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,026	$42,038	$23,466	$23,017	$40,500	$41,770
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(22,635)	(2,410)	(46,574)	(28,407)	(24,290)	(29,983)
Affiliated Investment Companies Shares Sold	7	(12)	(2)	(5)	1	(7)
Futures	92	(1,380)	188	175	68	(1,572)
Foreign Currency Transactions	(221)	(1,307)	(119)	(261)	(183)	(667)
Forward Currency Contracts	—	—	—	(1)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	139,161	(427,569)	134,899	(288,495)	175,843	(488,104)
Affiliated Investment Companies Shares	28	(36)	10	(11)	11	(11)
Translation of Foreign Currency-Denominated Amounts	213	(255)	4	4	(2)	10

Net Increase (Decrease) in Net Assets Resulting from Operations	157,671	(390,931)	111,872	(293,984)	191,948	(478,564)

Distributions:
Institutional Class Shares	(35,604)	(55,426)	(21,062)	(38,657)	(44,558)	(42,842)
Capital Share Transactions (1):
Shares Issued	160,216	341,848	191,818	470,749	202,664	452,504
Shares Issued in Lieu of Cash Distributions	32,493	50,164	20,565	37,940	38,663	36,271
Shares Redeemed	(206,048)	(409,427)	(220,201)	(343,401)	(297,502)	(421,764)

Net Increase (Decrease) from Capital Share Transactions	(13,339)	(17,415)	(7,818)	165,288	(56,175)	67,011

Total Increase (Decrease) in Net Assets	108,728	(463,772)	82,992	(167,353)	91,215	(454,395)
Net Assets
Beginning of Year	1,137,761	1,601,533	796,520	963,873	1,259,759	1,714,154

End of Year	$1,246,489	$1,137,761	$879,512	$796,520	$1,350,974	$1,259,759

(1) Shares Issued and Redeemed:
Shares Issued	12,313	26,256	22,713	52,640	15,485	31,762
Shares Issued in Lieu of Cash Distributions	2,488	3,829	2,411	4,232	2,950	2,754
Shares Redeemed	(15,738)	(30,805)	(26,593)	(39,508)	(22,386)	(30,254)

Net Increase (Decrease) from Shares Issued and Redeemed	(937)	(720)	(1,469)	17,364	(3,951)	4,262

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $528 and $1,954, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $385 and $1,424, respectively.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Social Core Equity Portfolio		DFA Social Fixed Income Portfolio		DFA Global Sustainability Fixed Income Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$857	$693	$16,450	$11,586	$22,745	$17,566
Capital Gain Distributions Received from Affiliated Investment Companies	789	680	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	(21,887)	(9,230)	(48,770)	(32,657)
Affiliated Investment Companies Shares Sold	(789)	(804)	4	—	3	(5)
Futures	2	10	—	—	—	—
Foreign Currency Transactions	—	—	27	1	167	90
Forward Currency Contracts	—	—	1,682	—	(12,516)	63,952
In-Kind Redemptions	—	10,806	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	14,949	(91,337)	64,415	(215,582)
Affiliated Investment Companies Shares	2,898	(18,774)	7	(7)	5	(5)
Translation of Foreign Currency-Denominated Amounts	—	—	(12)	1	64	(125)
Forward Currency Contracts	—	—	25	5	(472)	2,718

Net Increase (Decrease) in Net Assets Resulting from Operations	3,757	(7,389)	11,245	(88,981)	25,641	(164,048)

Distributions:
Institutional Class Shares	(838)	(833)	(16,312)	(16,681)	(20,613)	(18,107)
Capital Share Transactions (1):
Shares Issued	7,790	25,251	145,389	189,509	202,676	540,698
Shares Issued in Lieu of Cash Distributions	830	820	16,018	16,184	20,569	18,018
Shares Redeemed	(4,952)	(48,339)	(106,957)	(179,371)	(269,036)	(449,079)

Net Increase (Decrease) from Capital Share Transactions	3,668	(22,268)	54,450	26,322	(45,791)	109,637

Total Increase (Decrease) in Net Assets	6,587	(30,490)	49,383	(79,340)	(40,763)	(72,518)
Net Assets
Beginning of Year	39,753	70,243	465,668	545,008	819,220	891,738

End of Year	$46,340	$39,753	$515,051	$465,668	$778,457	$819,220

(1) Shares Issued and Redeemed:
Shares Issued	682	2,116	16,292	19,569	21,909	54,226
Shares Issued in Lieu of Cash Distributions	71	72	1,808	1,655	2,235	1,744
Shares Redeemed	(438)	(3,647)	(12,014)	(18,679)	(29,158)	(45,631)

Net Increase (Decrease) from Shares Issued and Redeemed	315	(1,459)	6,086	2,545	(5,014)	10,339

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio					U.S. Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year.	$19.94	$24.72	$16.94	$16.92	$15.83	$30.29	$36.55	$25.40	$23.65	$21.35

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.28	0.27	0.25	0.25	0.45	0.41	0.37	0.34	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	1.06	(3.89)	7.78	0.39	1.33	2.02	(5.85)	11.17	1.92	2.46

Total from Investment Operations	1.35	(3.61)	8.05	0.64	1.58	2.47	(5.44)	11.54	2.26	2.79

Less Distributions:
Net Investment Income	(0.26)	(0.25)	(0.27)	(0.24)	(0.24)	(0.44)	(0.38)	(0.39)	(0.30)	(0.30)
Net Realized Gains	(0.62)	(0.92)	—	(0.38)	(0.25)	—	(0.44)	—	(0.21)	(0.19)

Total Distributions	(0.88)	(1.17)	(0.27)	(0.62)	(0.49)	(0.44)	(0.82)	(0.39)	(0.51)	(0.49)

Net Asset Value, End of Year	$20.41	$19.94	$24.72	$16.94	$16.92	$32.32	$30.29	$36.55	$25.40	$23.65

Total Return	6.85%	(15.22%)	47.73%	3.85%	10.43%	8.14%	(15.14%)	45.64%	9.73%	13.39%

Net Assets, End of Year (thousands)	$1,457,902	$1,408,766	$1,744,512	$1,246,167	$1,248,004	$5,298,295	$4,861,577	$5,624,655	$3,237,305	$2,099,507
Ratio of Expenses to Average Net Assets	0.22%	0.21%	0.23%	0.28%	0.29%	0.17%	0.18%	0.21%	0.25%	0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22%	0.21%	0.23%	0.28%	0.29%	0.17%	0.18%	0.21%	0.25%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.29%	1.20%	1.56%	1.59%	1.38%	1.25%	1.13%	1.39%	1.48%
Portfolio Turnover Rate	14%	14%	16%	13%	18%	8%	7%	8%	5%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Sustainability Targeted Value Portfolio					International Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Period Jul 7, 2020ʊ to Oct 31, 2020		Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Period	$16.20	$18.06	$11.28	$10.00		$9.60	$13.43	$10.09	$10.55	$9.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.22	0.23	0.05		0.30	0.31	0.29	0.20	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.83)	(1.12)	6.81	1.27		0.95	(3.80)	3.31	(0.47)	0.79

Total from Investment Operations	(0.60)	(0.90)	7.04	1.32		1.25	(3.49)	3.60	(0.27)	1.08

Less Distributions:
Net Investment Income	(0.21)	(0.21)	(0.20)	(0.04)		(0.26)	(0.34)	(0.26)	(0.19)	(0.27)
Net Realized Gains	(0.38)	(0.75)	(0.06)	—		—	—	—	—	—

Total Distributions	(0.59)	(0.96)	(0.26)	(0.04)		(0.26)	(0.34)	(0.26)	(0.19)	(0.27)

Net Asset Value, End of Period	$15.01	$16.20	$18.06	$11.28		$10.59	$9.60	$13.43	$10.09	$10.55

Total Return	(3.89%)	(5.18%)	62.79%	13.19	%(B)	12.91%	(26.29%)	35.82%	(2.58%)	11.26%

Net Assets, End of Period (thousands)	$334,704	$322,482	$285,842	$90,512		$2,865,337	$2,655,705	$3,386,249	$2,179,432	$1,375,052
Ratio of Expenses to Average Net Assets	0.34%	0.36%	0.40%	0.40	%(C)(D)	0.24%	0.25%	0.27%	0.32%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.34%	0.37%	0.46%	0.78	%(C)(D)	0.24%	0.25%	0.27%	0.33%	0.36%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.33%	1.39%	1.35	%(C)(D)	2.64%	2.70%	2.28%	1.97%	2.89%
Portfolio Turnover Rate	26%	29%	21%	3	%(B)	13%	14%	7%	4%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Social Core Equity Portfolio					Emerging Markets Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$11.16	$15.60	$11.49	$12.64	$12.17	$7.30	$10.51 $	8.99	$8.86	$8.01

Income from Investment Operations (A)
Net Investment Income (Loss)	0.41	0.41	0.37	0.27	0.38	0.22	0.23	0.20	0.17	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	1.12	(4.30)	4.09	(1.16)	0.47	0.85	(3.05)	1.49	0.11	0.81

Total from Investment Operations	1.53	(3.89)	4.46	(0.89)	0.85	1.07	(2.82)	1.69	0.28	1.02

Less Distributions:
Net Investment Income	(0.35)	(0.48)	(0.35)	(0.26)	(0.38)	(0.20)	(0.22)	(0.17)	(0.15)	(0.17)
Net Realized Gains	—	(0.07)	—	—	—	—	(0.17)	—	—	—

Total Distributions	(0.35)	(0.55)	(0.35)	(0.26)	(0.38)	(0.20)	(0.39)	(0.17)	(0.15)	(0.17)

Net Asset Value, End of Year	$12.34	$11.16	$15.60	$11.49	$12.64	$8.17	$7.30	$10.51	$8.99	$8.86

Total Return	13.59%	(25.40%)	38.96%	(7.10%)	7.18%	14.54%	(27.51%)	18.83%	3.27%	12.85%

Net Assets, End of Year (thousands)	$1,246,489	$1,137,761	$1,601,533	$1,215,312	$1,207,738	$879,512	$796,520	$963,873	$663,516	$272,648
Ratio of Expenses to Average Net Assets	0.26%	0.27%	0.29%	0.32%	0.33%	0.44%	0.46%	0.49%	0.60%	0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26%	0.27%	0.29%	0.33%	0.35%	0.44%	0.46%	0.49%	0.61%	0.69%
Ratio of Net Investment Income to Average Net Assets	3.10%	3.09%	2.49%	2.29%	3.15%	2.58%	2.45%	1.87%	1.97%	2.44%
Portfolio Turnover Rate	15%	24%	20%	9%	17%	17%	14%	13%	5%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Social Core Equity Portfolio					Global Social Core Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Period Nov 19, 2019ʊ to Oct 31, 2020
Net Asset Value, Beginning of Year	$11.36	$16.08	$13.18	$13.38	$12.25	$10.39		$13.29		$9.60		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37	0.38	0.33	0.27	0.35	0.21		0.22		0.20		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	1.32	(4.71)	2.87	(0.18)	1.13	0.79		(2.82)		3.77		(0.41)

Total from Investment Operations	1.69	(4.33)	3.20	0.09	1.48	1.00		(2.60)		3.97		(0.24)

Less Distributions:
Net Investment Income	(0.41)	(0.39)	(0.30)	(0.29)	(0.35)	(0.20)		(0.24)		(0.19)		(0.16)
Net Realized Gains	—	—	—	—	—	—		(0.06)		(0.09)		—

Total Distributions	(0.41)	(0.39)	(0.30)	(0.29)	(0.35)	(0.20)		(0.30)		(0.28)		(0.16)

Net Asset Value, End of Year	$12.64	$11.36 $	16.08	$13.18 $	13.38	$11.19		$10.39		$13.29		$9.60

Total Return	14.76%	(27.23%)	24.28%	0.82%	12.20%	9.60%		(19.80%)		41.79%		(2.29	%)(B)

Net Assets, End of Year (thousands)	$1,350,974	$1,259,759	$1,714,154	$1,467,837	$1,466,938	$46,340		$39,753		$70,243		$75,851
Ratio of Expenses to Average Net Assets *	0.43%	0.45%	0.47%	0.53%	0.54%	0.34	%(E)	0.34	%(E)	0.34	%(E)	0.34	%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.44%	0.45%	0.47%	0.54%	0.55%	0.36	%(E)	0.34	%(E)	0.36	%(E)	0.57	%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.77%	2.64%	2.00%	2.16%	2.64%	1.80	%(E)	1.87	%(E)	1.60	%(E)	1.86	%(C)(D)(E)
Portfolio Turnover Rate	21%	25%	22%	20%	15%	9%		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.26%		0.26%		0.28%		0.32	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Social Fixed Income Portfolio					DFA Global Sustainability Fixed Income Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 6, 2018ʊ to Oct 31, 2019
Net Asset Value, Beginning of Period	$8.59	$10.55	$10.89	$10.36	$9.43	$8.96	$11.00	$11.40	$11.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.22	0.20	0.24	0.26	0.27	0.20	0.17	0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)	(1.86)	(0.33)	0.53	0.92	0.02	(2.03)	(0.37)	0.45	0.96

Total from Investment Operations	0.24	(1.64)	(0.13)	0.77	1.18	0.29	(1.83)	(0.20)	0.63	1.16

Less Distributions:
Net Investment Income	(0.28)	(0.22)	(0.19)	(0.24)	(0.25)	(0.24)	(0.20)	(0.18)	(0.21)	(0.16)
Net Realized Gains	—	(0.10)	(0.02)	—	—	—	(0.01)	(0.02)	(0.02)	—

Total Distributions	(0.28)	(0.32)	(0.21)	(0.24)	(0.25)	(0.24)	(0.21)	(0.20)	(0.23)	(0.16)

Net Asset Value, End of Period	$8.55	$8.59	$10.55	$10.89	$10.36	$9.01	$8.96 $	11.00	$11.40	$11.00

Total Return	2.74%	(15.92%)	(1.19%)	7.54%	12.72%	3.19%	(16.88%)	(1.78%)	5.83%	11.65	%(B)

Net Assets, End of Period (thousands)	$515,051	$465,668	$545,008	$406,803	$298,233	$778,457	$819,220	$891,738	$561,436	$351,487
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.23%	0.25%	0.27%	0.22%	0.26%	0.28%	0.28%	0.28	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.22%	0.23%	0.25%	0.26%	0.23%	0.26%	0.28%	0.30%	0.33	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	3.21%	2.26%	1.89%	2.21%	2.60%	2.87%	1.99%	1.55%	1.62%	1.85	%(C)(D)
Portfolio Turnover Rate	36%	27%	21%	18%	15%	39%	29%	11%	19%	7	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, ten of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio, and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of October 31, 2023, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/2023
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	2%
	International Social Core Equity Portfolio (IDG)	1%
	Emerging Markets Social Core Equity Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities

80

that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Securities held by U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

81

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged.Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets or equally.

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The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. The Advisor is not paid a fee for the services it provides as investment advisor to the Global Social Core Equity Portfolio. As a shareholder of the Underlying Funds, the Global Social Core Equity Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

For the year ended October 31, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Social Core Equity 2 Portfolio	0.18%
U.S. Sustainability Core 1 Portfolio	0.14%
U.S. Sustainability Targeted Value Portfolio	0.28%
International Sustainability Core 1 Portfolio	0.20%
International Social Core Equity Portfolio	0.22%
Emerging Markets Sustainability Core 1 Portfolio	0.35%
Emerging Markets Social Core Equity Portfolio	0.35%
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.18%
DFA Global Sustainability Fixed Income Portfolio	0.19%*

*	Effective as of February 28, 2023, the management fee payable by the DFA Global Sustainability Fixed Income Portfolio was reduced from 0.20% to 0.18%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2024. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived

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and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—	—
U.S. Sustainability Core 1 Portfolio (2)	0.25%	—	—	—
U.S. Sustainability Targeted Value Portfolio (3)	0.34%	$34	$4	$112
International Sustainability Core 1 Portfolio (2)	0.38%	—	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—	—
Emerging Markets Sustainability Core 1 Portfolio (3)	0.65%	—	—	—
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—	—
Global Social Core Equity Portfolio (4)	0.34%	23	12	57
DFA Social Fixed Income Portfolio (2)	0.27%	—	—	—
DFA Global Sustainability Fixed Income Portfolio (3)	0.25%	3	3	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amounts for the U.S. Sustainability Targeted Value Portfolio and DFA Global Sustainability Fixed Income Portfolio were 0.40% and 0.28%, respectively.

(4)

The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

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Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Sustainability Core 1 Portfolio	$26
International Social Core Equity Portfolio	10
Emerging Markets Sustainability Core 1 Portfolio	19
Emerging Markets Social Core Equity Portfolio	41
DFA Social Fixed Income Portfolio	2
DFA Global Sustainability Fixed Income Portfolio	23

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$2
U.S. Sustainability Core 1 Portfolio	6
U.S. Sustainability Targeted Value Portfolio	—
International Sustainability Core 1 Portfolio	4
International Social Core Equity Portfolio	2
Emerging Markets Sustainability Core 1 Portfolio	1
Emerging Markets Social Core Equity Portfolio	9
Global Social Core Equity Portfolio	—
DFA Social Fixed Income Portfolio	1
DFA Global Sustainability Fixed Income Portfolio	1

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$207,495	$221,426
U.S. Sustainability Core 1 Portfolio	—	—	587,237	432,918
U.S. Sustainability Targeted Value Portfolio	—	—	134,109	88,641
International Sustainability Core 1 Portfolio	—	—	382,169	417,780

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
International Social Core Equity Portfolio	—	—	$196,460	$200,579
Emerging Markets Sustainability Core 1 Portfolio	—	—	156,750	164,235
Emerging Markets Social Core Equity Portfolio	—	—	302,335	360,978
DFA Social Fixed Income Portfolio	$56,078	$61,571	113,030	110,093
DFA Global Sustainability Fixed Income Portfolio	60,504	34,253	235,224	366,114

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$36,090	$521,431	$507,866	$(1)	$14	$49,668	4,294	$2,879	—

Total	$36,090	$521,431	$507,866	$(1)	$14	$49,668	4,294	$2,879	—

U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$83,418	$953,696	$926,888	$30	$34	$110,290	9,535	$6,520	—

Total	$83,418	$953,696	$926,888	$30	$34	$110,290	9,535	$6,520	—

U.S. Sustainability Targeted Value Portfolio
The DFA Short Term Investment Fund	$12,634	$67,777	$74,678	$(1)	$5	$5,737	496	$424	—

Total	$12,634	$67,777	$74,678	$(1)	$5	$5,737	496	$424	—

International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$166,261	$758,620	$810,699	$1	$65	$114,248	9,877	$6,701	—

Total	$166,261	$758,620	$810,699	$1	$65	$114,248	9,877	$6,701	—

International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$76,583	$339,639	$365,178	$7	$28	$51,079	4,416	$3,120	—

Total	$76,583	$339,639	$365,178	$7	$28	$51,079	4,416	$3,120	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$22,609	$98,043	$106,951	$(2)	$10	$13,709	1,185	—	—

Total	$22,609	$98,043	$106,951	$(2)	$10	$13,709	1,185	—	—

Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$28,674	$136,075	$155,186	$1	$11	$9,575	828	$753	—

Total	$28,674	$136,075	$155,186	$1	$11	$9,575	828	$753	—

Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	$24,527	$5,364	$2,268	$(402)	$921	$28,142	1,379	$356	$789
International Social Core Equity Portfolio	10,895	2,255	1,428	(243)	1,365	12,844	1,041	369	—
Emerging Markets Social Core Equity Portfolio	4,326	1,201	673	(144)	612	5,322	421	171	—

Total	$39,748	$8,820	$4,369	$(789)	$2,898	$46,308	2,841	$896	$789

DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$17,696	$71,525	$73,976	$4	$7	$15,256	1,319	$1,098	—

Total	$17,696	$71,525	$73,976	$4	$7	$15,256	1,319	$1,098	—

DFA Global Sustainability Fixed Income Portfolio
The DFA Short Term Investment Fund	$13,408	$60,249	$60,179	$3	$5	$13,486	1,166	$524	—

Total	$13,408	$60,249	$60,179	$3	$5	$13,486	1,166	$524	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains

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tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Social Core Equity 2 Portfolio
2022	$19,275	$62,054	—	$81,329
2023	18,916	43,259	—	62,175
U.S. Sustainability Core 1 Portfolio
2022	62,697	65,523	—	128,220
2023	70,236	—	—	70,236
U.S. Sustainability Targeted Value Portfolio
2022	14,071	1,866	—	15,937
2023	4,557	7,688	—	12,245
International Sustainability Core 1 Portfolio
2022	91,322	—	—	91,322
2023	70,779	—	—	70,779
International Social Core Equity Portfolio
2022	50,390	5,036	—	55,426
2023	35,604	—	—	35,604
Emerging Markets Sustainability Core 1 Portfolio
2022	23,758	14,899	—	38,657
2023	21,062	—	—	21,062
Emerging Markets Social Core Equity Portfolio
2022	42,842	—	—	42,842
2023	44,558	—	—	44,558
Global Social Core Equity Portfolio
2022	790	43	—	833
2023	838	—	—	838
DFA Social Fixed Income Portfolio
2022	12,092	4,589	—	16,681
2023	16,312	—	—	16,312
DFA Global Sustainability Fixed Income Portfolio
2022	17,132	975	—	18,107
2023	20,613	—	—	20,613

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As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio	$(1,256)	—	$(1,256)
U.S. Sustainability Core 1 Portfolio	(930)	—	(930)
U.S. Sustainability Targeted Value Portfolio	(360)	$(1,278)	(1,638)
International Sustainability Core 1 Portfolio	(2,946)	—	(2,946)
International Social Core Equity Portfolio	(1,431)	—	(1,431)
Emerging Markets Sustainability Core 1 Portfolio	(1,259)	—	(1,259)
Emerging Markets Social Core Equity Portfolio	(2,654)	—	(2,654)
Global Social Core Equity Portfolio	(20)	—	(20)
DFA Social Fixed Income Portfolio	(377)	—	(377)
DFA Global Sustainability Fixed Income Portfolio	(2,523)	—	(2,523)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	$664	$10,270	—	$642,104	$653,038
U.S. Sustainability Core 1 Portfolio	4,591	—	$(11,179)	1,680,089	1,673,501
U.S. Sustainability Targeted Value Portfolio	—	2,495	—	3,684	6,179
International Sustainability Core 1 Portfolio	17,274	—	(81,823)	183,509	118,960
International Social Core Equity Portfolio	10,816	—	(28,742)	72,235	54,309
Emerging Markets Sustainability Core 1 Portfolio	8,387	—	(74,685)	(21,517)	(87,815)
Emerging Markets Social Core Equity Portfolio	14,752	—	(92,568)	151,363	73,547
Global Social Core Equity Portfolio	—	—	(137)	172	35
DFA Social Fixed Income Portfolio	648	—	(31,174)	(65,469)	(95,995)
DFA Global Sustainability Fixed Income Portfolio	16,615	—	(70,215)	(116,038)	(169,638)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Sustainability Core 1 Portfolio	$11,179	$11,179
International Sustainability Core 1 Portfolio	81,823	81,823
International Social Core Equity Portfolio	28,742	28,742
Emerging Markets Sustainability Core 1 Portfolio	74,685	74,685
Emerging Markets Social Core Equity Portfolio	92,568	92,568
Global Social Core Equity Portfolio	137	137
DFA Social Fixed Income Portfolio	31,174	31,174
DFA Global Sustainability Fixed Income Portfolio	70,215	70,215

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During the year ended October 31, 2023, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

Global Social Core Equity Portfolio	$1

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$865,242	$683,958	$(41,854)	$642,104
U.S. Sustainability Core 1 Portfolio	3,726,801	1,919,552	(239,464)	1,680,088
U.S. Sustainability Targeted Value Portfolio	336,363	39,636	(35,952)	3,684
International Sustainability Core 1 Portfolio	2,774,319	483,491	(299,824)	183,667
International Social Core Equity Portfolio	1,217,233	214,706	(142,394)	72,312
Emerging Markets Sustainability Core 1 Portfolio	911,255	150,622	(166,839)	(16,217)
Emerging Markets Social Core Equity Portfolio	1,207,602	359,764	(199,409)	160,355
Global Social Core Equity Portfolio	46,166	1,172	(1,000)	172
DFA Social Fixed Income Portfolio	585,305	243	(65,700)	(65,457)
DFA Global Sustainability Fixed Income Portfolio	894,905	1,079	(117,031)	(115,952)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio hedge their foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: Each Portfolio may purchase or sell futures contracts and options on futures contracts for securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
U.S. Sustainability Targeted Value Portfolio	$—	$255
Emerging Markets Sustainability Core 1 Portfolio	—	64
Emerging Markets Social Core Equity Portfolio	—	339
DFA Social Fixed Income Portfolio	40,177	—
DFA Global Sustainability Fixed Income Portfolio	497,573	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (1)
DFA Social Fixed Income Portfolio	$152	$152
DFA Global Sustainability Fixed Income Portfolio	2,215	2,215

	Liability Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (2)
DFA Social Fixed Income Portfolio	$(121)	$(121)
DFA Global Sustainability Fixed Income Portfolio	(462)	(462)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts *, (2)
U.S. Social Core Equity 2 Portfolio	$(8)	—	$(8)
U.S. Sustainability Core 1 Portfolio	86	—	86
U.S. Sustainability Targeted Value Portfolio	(333)	—	(333)
International Sustainability Core 1 Portfolio	220	—	220
International Social Core Equity Portfolio	92	—	92
Emerging Markets Sustainability Core 1 Portfolio	188	—	188
Emerging Markets Social Core Equity Portfolio	68	—	68
Global Social Core Equity Portfolio	2	—	2
DFA Social Fixed Income Portfolio	1,682	$1,682	—
DFA Global Sustainability Fixed Income Portfolio	(12,516)	(12,516)	—

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
DFA Social Fixed Income Portfolio	$25	$25
DFA Global Sustainability Fixed Income Portfolio	(472)	(472)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
*	As of October 31, 2023, there were no futures contracts outstanding. During the year ended October 31, 2023, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents each Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
DFA Social Fixed Income Portfolio
State Street Bank and Trust	$47	$47	$(47)	—	—	—	$82	$82	$(47)	—	—	$35
Morgan Stanley and Co. International	105	105	—	—	—	$105	—	—	—	—	—	—
Societe Generale	—	—	—	—	—	—	39	39	—	—	—	39

Total	$152	$152	$(47)	—	—	$105	$121	$121	$(47)	—	—	$74

DFA Global Sustainability Fixed Income Portfolio
HSBC Bank	$83	$83	—	—	—	$83	—	—	—	—	—	—
Bank of New York Mellon	367	367	—	—	—	367	—	—	—	—	—	—
State Street Bank and Trust	1,482	1,482	$(425)	—	—	1,057	$425	$425	$(425)	—	—	—
Societe Generale	267	267	—	—	—	267	—	—	—	—	—	—
Citibank, N.A.	17	17	(17)	—	—	—	35	35	(17)	—	—	$18
UBS AG	—	—	—	—	—	—	2	2	—	—	—	2

Total	$2,216	$2,216	$(442)	—	—	$1,774	$462	$462	$(442)	—	—	$20

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(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

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For the year ended October 31, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
U.S. Social Core Equity 2 Portfolio	5.52%	$2,548	40	$16	$17,999	—
U.S. Sustainability Core 1 Portfolio	5.01%	8,846	27	32	31,889	—
U.S. Sustainability Targeted Value Portfolio	5.42%	988	19	3	2,558	—
International Sustainability Core 1 Portfolio	5.20%	4,723	20	13	17,311	—
International Social Core Equity Portfolio	5.48%	1,168	31	5	6,648	—
Emerging Markets Sustainability Core 1 Portfolio	5.30%	1,750	79	18	14,939	—
Emerging Markets Social Core Equity Portfolio	5.54%	2,043	88	28	18,308	$2,398
Global Social Core Equity Portfolio	5.83%	1,016	2	—	1,322	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the following Portfolio under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
U.S. Social Core Equity 2 Portfolio	Borrower	5.69%	$20,850	2	$7	$21,689	—
U.S. Sustainability Core 1 Portfolio	Borrower	4.19%	22,198	1	3	22,198	—
Emerging Markets Social Core Equity Portfolio	Borrower	5.44%	$23,990	1	$4	$23,990	$2,398

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that each Portfolio’s available line of credit was used.

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I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$27,194	$30,935	$(6,159)
U.S. Sustainability Core 1 Portfolio	94,420	57,601	(2,911)
U.S. Sustainability Targeted Value Portfolio	26,780	15,916	(2,403)
International Sustainability Core 1 Portfolio	42,663	54,549	(9,197)
International Social Core Equity Portfolio	21,803	27,124	(4,966)
Emerging Markets Sustainability Core 1 Portfolio	838	1,611	(246)
Emerging Markets Social Core Equity Portfolio	759	952	(71)

J. Securities Lending:

As of October 31, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Social Core Equity 2 Portfolio	$10,416
U.S. Sustainability Core 1 Portfolio	72,081
U.S. Sustainability Targeted Value Portfolio	2,904
International Sustainability Core 1 Portfolio	27,920
International Social Core Equity Portfolio	11,478
Emerging Markets Sustainability Core 1 Portfolio	20,184
Emerging Markets Social Core Equity Portfolio	40,342

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The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Social Core Equity 2 Portfolio Common Stocks	$49,695	—	—	—	$49,695
U.S. Sustainability Core 1 Portfolio Common Stocks	110,313	—	—	—	110,313
U.S. Sustainability Targeted Value Portfolio Common Stocks	5,739	—	—	—	5,739
International Sustainability Core 1 Portfolio Common Stocks	114,285	—	—	—	114,285
International Social Core Equity Portfolio Common Stocks	51,091	—	—	—	51,091
Emerging Markets Sustainability Core 1 Portfolio Common Stocks	13,717	—	—	—	13,717
Emerging Markets Social Core Equity Portfolio Common Stocks	9,587	—	—	—	9,587
DFA Social Fixed Income Portfolio Agency Obligations, Bonds	15,250	—	—	—	15,250
DFA Global Sustainability Fixed Income Portfolio Bonds	13,488	—	—	—	13,488

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K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the year ended October 31, 2023, the U.S. Sustainability Targeted Value Portfolio realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

U.S. Sustainability Targeted Value Portfolio	$7,186

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

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N. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Social Core Equity 2 Portfolio	3	70%
U.S. Sustainability Core 1 Portfolio	3	73%
U.S. Sustainability Targeted Value Portfolio	2	93%
International Sustainability Core 1 Portfolio	2	73%
International Social Core Equity Portfolio	5	60%
Emerging Markets Sustainability Core 1 Portfolio	2	86%
Emerging Markets Social Core Equity Portfolio	3	49%
Global Social Core Equity Portfolio	5	93%
DFA Social Fixed Income Portfolio	4	84%
DFA Global Sustainability Fixed Income Portfolio	4	94%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. ReFlow Liquidity Program

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

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During the year ended October 31, 2023, the U.S. Sustainability Targeted Value Portfolio’s activity in the program was as follows (amounts in thousands):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Sustainability Targeted Value Portfolio	$2,080	139	$3

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio and summary schedules of portfolio holdings of U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Social Core Equity Portfolio (ten of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

104

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017- July 2017).

105

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

106

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investme nt Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

107

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA Entities (since 2017)

•   Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Chairman (since 2018) of

•   Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President of

•   Dimensional Advisors Ltd. (since 2016)

•   Dimensional Hong Kong Limited (since 2016)

•   Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•   Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

108

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•   the DFA Fund Complex

Executive Vice President (since January 2020) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Vice President (since 2020) of

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Ireland Limited

•   Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

•   the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•   Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•   BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•   the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Canada ULC

•   DFA Securities LLC

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Holdings Inc.

•   Dimensional Hong Kong Limited

•   Dimensional Investment LLC

Vice President (since March 2021) of

•   Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•   Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020), and Treasurer (2003 – 2017) of

•   Lord Abbett Family of Funds

109

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•   Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•   all the DFA Entities

Vice President (since 2020) of

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•   all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•   all the DFA Entities (since 2015)

•   Dimensional Fund Advisors Ltd. (since 2015)

•   Dimensional ETF Trust (since 2020)

•   DFA Australia Limited (since 2020)

•   Dimensional Fund Advisors Canada ULC (since 2020)

•   Dimensional Ireland Limited (since 2020)

Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Vice President (since April 2022) of

•   Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•   OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

General Counsel of

•   all the DFA Entities (since 2001)

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

110

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC (since 2009)

•   DFA Canada LLC (since 2009)

•   Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Secretary of

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   DFA Securities LLC (since 2006)

•   Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   DFA Canada LLC (since 2009)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2014)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•   Dimensional Hong Kong Limited

Director of

•   Dimensional Australia Limited (since 2007)

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•   Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•   the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

111

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of:

•   the DFA Fund Complex

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President (2013-2020) of:

•   the DFA Fund Complex

Formerly, Director (2019-2021) of:

•   Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•   Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•   DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•   the DFA Fund Complex

Vice President (since 2016) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•   the DFA Fund Complex

Vice President of

•   Dimensional Holdings Inc. (since 2016)

•   Dimensional Fund Advisors LP (since 2016)

•   Dimensional Investment LLC (since 2016)

•   DFA Securities LLC (since 2016)

•   Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

112

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

113

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Social Core Equity 2 Portfolio	30%	—	70%	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Sustainability Targeted Value Portfolio	37%	—	63%	—	—	100%	100%	100%	—	—	—	1%	—
International Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	—	83%	—	8%	99%	—	—
International Social Core Equity Portfolio	100%	—	—	—	—	100%	—	78%	—	8%	96%	—	—
Emerging Markets Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	—	45%	—	9%	87%	—	—
Emerging Markets Social Core Equity Portfolio	100%	—	—	—	—	100%	—	42%	—	10%	83%	—	—
Global Social Core Equity Portfolio	100%	—	—	—	—	100%	44%	85%	—	6%	70%	1%	—
DFA Social Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	38%	—	—	82%	—
DFA Global Sustainability Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	19%	—	—	98%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

114

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

115

DFA103123-005A 00293585

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

VIT Inflation-Protected Securities Portfolio

VA Global Moderate Allocation Portfolio

VA Equity Allocation Portfolio

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations

3M Swap	Three Month Swap
ADR	American Depositary Receipt
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes

†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
∞	Rates reflect the effective yields at purchase date.
(r)	The adjustable rate shown is effective as of October 31, 2023.
^	Denominated in USD, unless otherwise noted.
Δ	Zero Coupon Security.
±	Face Amount of security is not adjusted for inflation.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

1

CONTINUED

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA U.S. Targeted Value Portfolio vs.

Russell 2000 Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-1.95%	8.23%	7.63%

VA U.S. Large Value Portfolio vs.

Russell 1000 Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-1.41%	5.91%	7.46%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA International Value Portfolio vs.

MSCI World ex USA Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	16.99%	5.03%	3.25%

VA International Small Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.62%	3.03%	3.68%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA Short-Term Fixed Portfolio vs.

ICE BofA US 6-Month Treasury Bill Index,

ICE BofA 1-Year US Treasury Note Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2023 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Average Annual Total Return	One Year	Five Years	Ten Years
	4.78%	1.26%	0.95%

VA Global Bond Portfolio vs.

FTSE World Government Bond Index, 1-5 Years,

Currency-Hedged in USD Terms

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	4.68%	0.58%	1.13%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VIT Inflation Protected Securities Portfolio vs.

Bloomberg U.S. TIPS Index

May 29, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

Total Return	One Year	Five Years	Since Inception
	-0.49%	2.26%	1.51%

DFA VA Global Moderate Portfolio vs.

MSCI All Country World Index (net dividends),

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

65% MSCI ACWI (net div)/35%

FTSE World Govt Bond Index 1-3 yr (hedged) Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Data includes composite data from multiple sources; see data descriptions for additional details. MSCI data © MSCI 2023, all rights reserved. FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Total Return	One Year	Five Years	10 Years
	6.76%	5.88%	5.34%

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA Equity Allocation Portfolio vs.

MSCI World Index (net dividends)

July 10, 2017-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Total Return	One Year	Five Years	Since Inception
	7.35%	7.91%	7.36%

7

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023
Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%

Total Return for 12 Months Ended October 31, 2023
Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

VA U.S. Targeted Value Portfolio

The VA U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. Additionally, the Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,350 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -1.95% for the Portfolio and -9.93% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s emphasis on higher-profitability stocks within the small- and mid-cap value segment of the U.S. market contributed positively to relative performance, as these stocks generally outperformed. The Portfolio’s inclusion of mid-cap stocks also contributed positively to relative performance, as these stocks generally outperformed.

8

VA U.S. Large Value Portfolio

The VA U.S. Large Value Portfolio is designed to capture the returns of U.S. large company low relative price (value) stocks. Additionally, the Portfolio generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2023, the Portfolio held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -1.41% for the Portfolio and 0.13% for the Russell 1000® Value Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations within the large-cap value segment of the U.S. market detracted from relative performance, as these stocks generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023
Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023
Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

9

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023
Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023
Ten Largest Emerging Markets by Market Cap
Dollars	Local Return	Return in U.S.
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

10

VA International Value Portfolio

The VA International Value Portfolio invests in developed ex U.S. large company value stocks. Additionally, the Portfolio generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2023, the Portfolio held approximately 530 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 16.99% for the Portfolio and 15.70% for the MSCI World ex USA Value Index, the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s focus on value stocks contributed positively to performance relative to the benchmark. The Portfolio’s exclusion of real estate investment trusts (REITs) also contributed positively to relative performance, as REITS generally underperformed.

VA International Small Portfolio

The VA International Small Portfolio invests in developed ex U.S. small company stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 3,770 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 9.62% for the Portfolio and 5.66% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as these stocks underperformed. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

Fixed Income Market Review	12 Months Ended October 31, 2023

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2023. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also generally increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2023. For example, the Bloomberg Global Treasury Bond Index 1-3 Years (hedged to USD) returned 3.63%, while the Bloomberg Global Treasury Bond Index 10+ Years (hedged to USD) returned -4.02%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned 2.89%, while the Bloomberg U.S. Treasury Bond Index 10+ Years returned -8.50%.

11

	October 31, 2022	October 31, 2023	Change
One-Month Treasury Bill (yield)	3.73%	5.56%	1.83%
Ten-Year U.S. Treasury Notes (yield)	4.10%	4.88%	0.78%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

During the period under review, within the taxable bond market, the ultrashort- and short-term Portfolios employing a variable maturity approach were generally positioned toward the shorter end of their eligible maturity ranges as short-term bonds generally exhibited higher expected returns, reflecting a generally flat to inverted ultrashort- to short-term segment of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally flat to inverted in their short-term segments but were slightly upwardly sloped in their intermediate- to long-term segments. Realized term premiums were negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads were relatively wide over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally maintained their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period, but were generally below their maximum allowable weights. Realized credit premiums were positive, as corporate bonds outperformed their government bond counterparts. Both corporate and government bonds outperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were mixed for municipal securities during the period, with intermediate-term municipal bonds generally underperforming shorter- and longer-term municipal bonds.

12

VA Short-Term Fixed Portfolio

The VA Short-Term Fixed Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities and maintaining a weighted average portfolio maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was 0.18 year as of October 31, 2023, compared to 0.93 year as of October 31, 2022. The weighted average duration of the ICE BofA U.S. 6-Month Treasury Bill Index was 0.47 year as of October 31, 2023, compared to 0.47 year as of October 31, 2022. The weighted average duration of the ICE BofA 1-Year U.S. Treasury Note Index was 0.96 year as of October 31, 2023, compared to 0.97 year as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 4.78% for the Portfolio, 4.88% for the ICE BofA U.S. 6-Month Treasury Bill Index, and 4.07% for the ICE BofA 1-Year U.S. Treasury Note Index, the Portfolio’s benchmarks. At the beginning of the period, the U.S. Treasury yield curve was generally upwardly sloped along the Portfolio’s eligible maturity segment. However, during the period, the yield curve inverted, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased to the shorter end of its eligible range. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities with maturities longer than six-months detracted from performance relative to the ICE BofA U.S. 6-Month Treasury Bill Index, while the Portfolio’s allocation to securities with maturities shorter than one-year contributed positively to performance relative to the ICE BofA 1-Year U.S. Treasury Note Index.

VA Global Bond Portfolio

The VA Global Bond Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities, high-quality corporate fixed income securities, and currency-hedged global fixed income instruments maturing in five years or less. The Portfolio also maintains an average portfolio maturity of five years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was 0.35 year as of October 31, 2023, compared to 1.89 years as of October 31, 2022. The weighted average duration of the benchmark was 2.65 years as of October 31, 2023, compared to 2.64 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were 4.68% for the Portfolio and 2.96% for the FTSE World Government Bond Index 1-5 Years (hedged to USD), the Portfolio’s benchmark. At the beginning of the period, eligible yield curves in global developed markets were generally upwardly sloped along the Portfolio’s eligible maturity segment, with higher expected returns generally residing within the zero- to two-year maturity segment. However, during the period, eligible yield curves inverted, indicating smaller expected term premiums. As such, the Portfolio’s duration was decreased to the shorter end of its eligible range. The Portfolio allocated to securities denominated in the Australian dollar, British pound, euro, Swedish krona, and U.S. dollar given higher currency hedged expected returns residing within these markets. Realized term premiums were generally negative during the period. As a result, the Portfolio’s allocation to securities denominated in the Australian dollar, British pound, Canadian dollar, euro, and US dollar with maturities shorter than one-year, contributed positively to relative performance. Furthermore, the Portfolio’s underweight to longer-term securities also contributed positively to relative performance.

13

VIT Inflation-Protected Securities Portfolio

The VIT Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing generally in inflation-protected securities (TIPS) issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The weighted average duration of the Portfolio was 6.70 years as of October 31, 2023, compared to 6.92 years as of October 31, 2022. The weighted average duration of the benchmark was 6.44 years as of October 31, 2023, compared to 6.67 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were -0.49% for the Portfolio and -0.72% for the Bloomberg U.S. TIPS Index, the Portfolio’s benchmark. Real interest rates increased during the period and long-term TIPS underperformed short-term TIPS. As a result, the Portfolio’s exclusion of TIPS with maturities longer than 20-years contributed positively to relative performance. Conversely, the Portfolio’s underweight to short-term TIPS and overweight to intermediate-term TIPS detracted from relative performance.

VA Global Moderate Allocation Portfolio

The VA Global Moderate Allocation Portfolio seeks long-term capital appreciation and current income by investing in a combination of other mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities, and fixed income securities. The Portfolio seeks to achieve its investment objective through a moderate allocation to both global equity and global fixed income securities. During the period covered by this report, the Portfolio’s investments in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, VA U.S. Large Value Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio’s investments in international equity funds included the International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, the DFA International Real Estate Securities Portfolio, and VA International Value Portfolio (collectively, the “Equity Underlying Funds”); and the Portfolio’s investments in fixed income funds included the DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Global Bond Portfolio, and VA Short-Term Fixed Portfolio (“Fixed Income Underlying Funds,” and, collectively with the Equity Underlying Funds, the “Equity and Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Equity Underlying Funds collectively held approximately 15,230 securities in 47 eligible developed and emerging markets and the Fixed Income Underlying Funds collectively held approximately 740 fixed income securities in 23 countries, excluding supranationals.

For the 12 months ended October 31, 2023, total returns were 6.76% for the Portfolio and 8.18% for the Portfolio’s composite benchmark, a hypothetical composite index composed of 65% MSCI All Country World Index (net dividends), the Portfolio’s equity benchmark, and 35% FTSE World Government Bond Index 1-3 Years (hedged to USD), the Portfolio’s fixed income benchmark. The Portfolio’s equity component underperformed the equity component of the composite benchmark and detracted from the Portfolio’s performance relative to the composite benchmark. The Portfolio’s fixed income component outperformed the fixed income component of the composite benchmark and contributed positively to the Portfolio’s performance relative to the composite benchmark.

14

The Equity Underlying Funds’ emphasis on stocks with smaller market capitalizations detracted from performance relative to the equity benchmark, as these stocks underperformed in developed markets. The Equity Underlying Funds’ greater allocation to U.S. stocks and lesser allocation to developed ex U.S. and emerging markets stocks also detracted from performance relative to the equity benchmark, as U.S. stocks underperformed.

Yield curves in global developed markets were generally flat to inverted along the Fixed Income Underlying Funds’ eligible maturity range, indicating smaller expected term premiums during the period. As a result, the Fixed Income Underlying Funds’ weighted average duration was decreased and had a weighted average duration that was shorter than the fixed income benchmark’s duration over the full period. Realized term premiums were negative in global developed markets as longer-term securities generally underperformed shorter-term securities. As such, the Fixed Income Underlying Funds’ shorter duration with an underweight to securities in the one- to three-year maturity range and an overweight to securities in the zero- to one-year duration range, contributed positively to relative performance.

Realized credit premiums were generally positive during the period, as corporate securities generally outperformed government securities. As a result, the Fixed Income Underlying Funds’ allocation to corporate securities also contributed positively relative to the government fixed income benchmark.

VA Equity Allocation Portfolio

The VA Equity Allocation Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities. During the period covered by this report, the Portfolio’s investments in the domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Large Company Portfolio, the VA U.S. Large Value Portfolio, the VA U.S. Targeted Value Portfolio, and the DFA Real Estate Securities Portfolio; and the Portfolio’s investments in the international equity funds included the International Core Equity Portfolio, the VA International Small Portfolio, the VA International Value Portfolio, the DFA International Real Estate Securities Portfolio, and the Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Underlying Funds collectively held approximately 15,420 securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2023, total returns were 7.35% for the Portfolio and 10.48% for the MSCI World Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed in developed markets. The Underlying Funds’ emphasis on low relative price (value) stocks also detracted from performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in the U.S.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$996.60	0.29%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48

VA U.S. Large Value Portfolio
Actual Fund Return	$1,000.00	$964.60	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA International Value Portfolio
Actual Fund Return	$1,000.00	$958.40	0.27%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38

VA International Small Portfolio
Actual Fund Return	$1,000.00	$912.10	0.40%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04

VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,024.80	0.12%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,022.50	0.22%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

VIT Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$947.00	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

VA Global Moderate Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$994.40	0.28%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43

VA Equity Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$981.70	0.31%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.31%	$1.58

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023 (October 19, 2023, with respect to the VA Short-Term Fixed Portfolio and VA Global Bond Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUNDS OF FUNDS

Affiliated Investment Companies
VA Global Moderate Allocation Portfolio	99.9%
VA Equity Allocation Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio
Communication Services	3.3%
Consumer Discretionary	15.7%
Consumer Staples	4.1%
Energy	10.5%
Financials	25.8%
Health Care	6.3%
Industrials	17.4%
Information Technology	7.7%
Materials	7.7%
Real Estate	1.2%
Utilities	0.3%

100.0%

VA U.S. Large Value Portfolio

Communication Services	9.0%
Consumer Discretionary	5.4%
Consumer Staples	4.5%
Energy	14.9%
Financials	21.3%
Health Care	15.2%
Industrials	13.1%
Information Technology	7.6%
Materials	8.3%
Real Estate	0.4%
Utilities	0.3%

100.0%

VA International Value Portfolio

Communication Services	3.7%
Consumer Discretionary	12.4%
Consumer Staples	4.2%
Energy	15.5%
Financials	27.8%
Health Care	7.1%
Industrials	10.7%
Information Technology	1.9%
Materials	13.3%
Real Estate	2.2%
Utilities	1.2%

100.0%

18

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

VA International Small Portfolio
Communication Services	3.6%
Consumer Discretionary	12.2%
Consumer Staples	6.2%
Energy	5.9%
Financials	14.4%
Health Care	5.1%
Industrials	23.9%
Information Technology	9.8%
Materials	11.8%
Real Estate	4.2%
Utilities	2.9%

100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio
Communications	1.3%
Consumer, Cyclical	14.9%
Consumer, Non-cyclical	1.3%
Energy	0.4%
Financials	35.4%
Foreign Government	12.3%
Supranational	5.6%
U.S. Government	28.8%

100.0%

VA Global Bond Portfolio
Communications	1.2%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	1.8%
Energy	1.9%
Financials	40.3%
Foreign Government	24.7%
Industrials	0.6%
Supranational	9.1%
U.S. Government	11.5%

100.0%

VIT Inflation-Protected Securities Portfolio
U.S. Government	100.0%

100.0%

19

VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (3.1%)
News Corp., Class A	94,600	$1,956,328	0.4%
Other Securities		15,278,409	2.9%

TOTAL COMMUNICATION SERVICES		17,234,737	3.3%

CONSUMER DISCRETIONARY — (14.4%)
BorgWarner, Inc.	70,277	2,593,221	0.5%
Group 1 Automotive, Inc.	6,044	1,525,083	0.3%
Lithia Motors, Inc.	6,322	1,531,252	0.3%
* Mohawk Industries, Inc.	23,257	1,869,398	0.4%
# Penske Automotive Group, Inc.	18,053	2,583,023	0.5%
PulteGroup, Inc.	49,623	3,651,757	0.7%
PVH Corp.	22,634	1,682,838	0.3%
* Taylor Morrison Home Corp.	47,063	1,803,454	0.4%
Toll Brothers, Inc.	42,098	2,976,750	0.6%
Other Securities		60,911,421	11.6%

TOTAL CONSUMER DISCRETIONARY		81,128,197	15.6%

CONSUMER STAPLES — (3.7%)
* Hostess Brands, Inc.	45,179	1,508,979	0.3%
* Post Holdings, Inc.	20,034	1,608,330	0.3%
Other Securities		17,964,191	3.5%

TOTAL CONSUMER STAPLES		21,081,500	4.1%

ENERGY — (9.7%)
#* Antero Resources Corp.	64,628	1,902,648	0.4%
#* CNX Resources Corp.	76,891	1,670,073	0.3%
HF Sinclair Corp.	51,448	2,849,190	0.6%
Matador Resources Co.	37,489	2,312,696	0.5%
Murphy Oil Corp.	60,093	2,696,373	0.5%
Patterson-UTI Energy, Inc.	119,341	1,515,631	0.3%
PBF Energy, Inc., Class A	41,854	1,989,321	0.4%
SM Energy Co.	40,493	1,632,678	0.3%
TechnipFMC PLC	117,711	2,533,141	0.5%
#* Transocean Ltd.	261,406	1,730,508	0.3%
Other Securities		33,600,862	6.4%

TOTAL ENERGY		54,433,121	10.5%

FINANCIALS — (23.7%)
* American Equity Investment Life Holding Co.	39,094	2,070,418	0.4%
Assured Guaranty Ltd.	28,997	1,809,413	0.4%
Axis Capital Holdings Ltd.	27,758	1,584,982	0.3%
# Bank OZK	42,165	1,509,929	0.3%
Jefferies Financial Group, Inc.	53,150	1,710,367	0.3%
New York Community Bancorp, Inc.	224,951	2,132,545	0.4%
Old Republic International Corp.	68,471	1,874,736	0.4%
Popular, Inc.	24,047	1,564,017	0.3%
SouthState Corp.	24,914	1,646,815	0.3%
Unum Group	53,709	2,626,370	0.5%
Other Securities		114,734,950	22.1%

TOTAL FINANCIALS		133,264,542	25.7%

20

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (5.8%)
Universal Health Services, Inc., Class B	18,234	$2,295,478	0.5%
Other Securities		30,145,083	5.8%

TOTAL HEALTH CARE		32,440,561	6.3%

INDUSTRIALS — (16.0%)
AGCO Corp.	14,964	1,715,772	0.3%
* Beacon Roofing Supply, Inc.	23,284	1,657,122	0.3%
* Builders FirstSource, Inc.	20,241	2,196,553	0.4%
Knight-Swift Transportation Holdings, Inc.	43,670	2,135,026	0.4%
Regal Rexnord Corp.	12,848	1,521,332	0.3%
WESCO International, Inc.	12,823	1,643,909	0.3%
Other Securities		79,060,974	15.3%

TOTAL INDUSTRIALS		89,930,688	17.3%

INFORMATION TECHNOLOGY — (7.1%)
Amkor Technology, Inc.	93,254	1,945,278	0.4%
* Arrow Electronics, Inc.	28,045	3,180,583	0.6%
Avnet, Inc.	41,414	1,918,711	0.4%
TD SYNNEX Corp.	17,930	1,643,822	0.3%
Other Securities		31,142,206	6.0%

TOTAL INFORMATION TECHNOLOGY		39,830,600	7.7%

MATERIALS — (7.1%)
Berry Global Group, Inc.	29,240	1,608,200	0.3%
Commercial Metals Co.	41,452	1,753,005	0.3%
Huntsman Corp.	74,390	1,735,519	0.3%
U.S. Steel Corp.	74,750	2,533,278	0.5%
Westrock Co.	66,154	2,376,913	0.5%
Other Securities		29,958,464	5.8%

TOTAL MATERIALS		39,965,379	7.7%

REAL ESTATE — (1.1%)
* Jones Lang LaSalle, Inc.	12,917	1,652,343	0.3%
Other Securities		4,352,930	0.9%

TOTAL REAL ESTATE		6,005,273	1.2%

UTILITIES — (0.3%)
Other Securities		1,425,832	0.3%

TOTAL COMMON STOCKS		516,740,430	99.7%

PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		7,307	0.0%

INDUSTRIALS — (0.0%)
Other Security		151,615	0.0%

TOTAL PREFERRED STOCKS		158,922	0.0%

TOTAL INVESTMENT SECURITIES (Cost $480,972,585)		516,899,352

21

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	1,546,817	$1,546,817	0.3%

SECURITIES LENDING COLLATERAL — (7.7%)
@§ The DFA Short Term Investment Fund	3,759,818	43,489,812	8.4%

TOTAL INVESTMENTS—(100.0%) (Cost $526,009,214)		$561,935,981	108.4%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$17,234,209	$528	—		$17,234,737
Consumer Discretionary	81,128,197	—	—		81,128,197
Consumer Staples	21,081,500	—	—		21,081,500
Energy	54,231,235	201,886	—		54,433,121
Financials	133,264,539	3	—		133,264,542
Health Care	32,364,576	—	$75,985		32,440,561
Industrials	89,925,772	3,498	1,418		89,930,688
Information Technology	39,648,807	181,793	—		39,830,600
Materials	39,952,219	—	13,160		39,965,379
Real Estate	6,005,273	—	—		6,005,273
Utilities	1,425,832	—	—		1,425,832
Preferred Stocks
Consumer Discretionary	7,307	—	—		7,307
Industrials	151,615	—	—		151,615
Temporary Cash Investments	1,546,817	—	—		1,546,817
Securities Lending Collateral	—	43,489,812	—		43,489,812

TOTAL	$517,967,898	$43,877,520	$90,563	^	$561,935,981

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

22

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (9.0%)
AT&T, Inc.	423,900	$6,528,060	1.1%
Comcast Corp., Class A	302,220	12,478,664	2.1%
* Meta Platforms, Inc., Class A	23,817	7,175,348	1.2%
* T-Mobile U.S., Inc.	38,754	5,575,150	1.0%
Verizon Communications, Inc.	272,600	9,576,438	1.6%
* Walt Disney Co.	45,722	3,730,458	0.6%
Other Securities		8,072,793	1.4%

TOTAL COMMUNICATION SERVICES		53,136,911	9.0%

CONSUMER DISCRETIONARY — (5.4%)
DR Horton, Inc.	56,104	5,857,258	1.0%
Other Securities		25,867,871	4.4%

TOTAL CONSUMER DISCRETIONARY		31,725,129	5.4%

CONSUMER STAPLES — (4.5%)
Kroger Co.	81,457	3,695,704	0.6%
Mondelez International, Inc., Class A	50,414	3,337,911	0.6%
Other Securities		19,773,236	3.3%

TOTAL CONSUMER STAPLES		26,806,851	4.5%

ENERGY — (14.9%)
Chevron Corp.	111,364	16,229,076	2.7%
ConocoPhillips	85,027	10,101,208	1.7%
EOG Resources, Inc.	31,707	4,003,009	0.7%
Exxon Mobil Corp.	258,940	27,408,799	4.6%
Marathon Petroleum Corp.	30,153	4,560,641	0.8%
Occidental Petroleum Corp.	59,590	3,683,258	0.6%
Pioneer Natural Resources Co.	13,804	3,299,156	0.6%
Other Securities		18,555,707	3.2%

TOTAL ENERGY		87,840,854	14.9%

FINANCIALS — (21.3%)
Bank of America Corp.	265,067	6,981,865	1.2%
* Berkshire Hathaway, Inc., Class B	41,380	14,124,235	2.4%
Capital One Financial Corp.	41,070	4,159,980	0.7%
Goldman Sachs Group, Inc.	18,881	5,732,460	1.0%
Hartford Financial Services Group, Inc.	50,871	3,736,475	0.6%
JPMorgan Chase & Co.	174,827	24,311,443	4.1%
Morgan Stanley	63,392	4,489,421	0.8%
Travelers Cos., Inc.	24,511	4,104,122	0.7%
Wells Fargo & Co.	130,859	5,204,262	0.9%
Other Securities		53,010,325	8.9%

TOTAL FINANCIALS		125,854,588	21.3%

HEALTH CARE — (15.1%)
Bristol-Myers Squibb Co.	110,604	5,699,424	1.0%
Cigna Group	19,663	6,079,800	1.0%
CVS Health Corp.	77,059	5,317,842	0.9%
Danaher Corp.	20,319	3,901,654	0.7%
Elevance Health, Inc.	14,962	6,734,247	1.1%

23

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Gilead Sciences, Inc.	60,255	$4,732,428	0.8%
Humana, Inc.	9,065	4,747,250	0.8%
Medtronic PLC	48,549	3,425,617	0.6%
Pfizer, Inc.	388,739	11,879,864	2.0%
Thermo Fisher Scientific, Inc.	11,475	5,103,736	0.9%
Other Securities		31,764,671	5.3%

TOTAL HEALTH CARE		89,386,533	15.1%

INDUSTRIALS — (13.1%)
Eaton Corp. PLC	18,743	3,896,857	0.7%
FedEx Corp.	18,335	4,402,233	0.7%
Norfolk Southern Corp.	17,447	3,328,713	0.6%
PACCAR, Inc.	50,915	4,202,015	0.7%
Parker-Hannifin Corp.	9,126	3,366,673	0.6%
Republic Services, Inc.	24,693	3,666,664	0.6%
RTX Corp.	45,511	3,704,140	0.6%
Other Securities		50,884,555	8.6%

TOTAL INDUSTRIALS		77,451,850	13.1%

INFORMATION TECHNOLOGY — (7.5%)
Analog Devices, Inc.	24,715	3,888,411	0.7%
Intel Corp.	132,224	4,826,176	0.8%
Micron Technology, Inc.	54,618	3,652,306	0.6%
* Salesforce, Inc.	17,854	3,585,619	0.6%
Other Securities		28,600,596	4.9%

TOTAL INFORMATION TECHNOLOGY		44,553,108	7.6%

MATERIALS — (8.3%)
Dow, Inc.	78,218	3,781,058	0.6%
Freeport-McMoRan, Inc.	103,786	3,505,891	0.6%
Linde PLC	16,727	6,392,390	1.1%
Nucor Corp.	28,475	4,208,320	0.7%
Other Securities		30,865,264	5.3%

TOTAL MATERIALS		48,752,923	8.3%

REAL ESTATE — (0.4%)
Other Securities		2,336,378	0.4%

UTILITIES — (0.3%)
Other Securities		1,985,739	0.3%

TOTAL COMMON STOCKS (Cost $431,699,836)		589,830,864	99.9%

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	734,176	734,176	0.1%

24

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	50,612	$585,435	0.1%

TOTAL INVESTMENTS — (100.0%) (Cost $433,019,447)		$591,150,475	100.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$53,136,007	$904	—	$53,136,911
Consumer Discretionary	31,725,129	—	—	31,725,129
Consumer Staples	26,806,851	—	—	26,806,851
Energy	87,840,854	—	—	87,840,854
Financials	125,854,588	—	—	125,854,588
Health Care	89,386,533	—	—	89,386,533
Industrials	77,451,850	—	—	77,451,850
Information Technology	44,553,108	—	—	44,553,108
Materials	48,752,923	—	—	48,752,923
Real Estate	2,336,378	—	—	2,336,378
Utilities	1,985,739	—	—	1,985,739
Temporary Cash Investments	734,176	—	—	734,176
Securities Lending Collateral	—	585,435	—	585,435

TOTAL	$590,564,136	$586,339	—	$591,150,475

See accompanying Notes to Financial Statements.

25

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
AUSTRALIA — (5.7%)
ANZ Group Holdings Ltd.	169,453	$2,672,100	0.6%
National Australia Bank Ltd.	187,661	3,361,805	0.8%
Santos Ltd.	473,325	2,309,569	0.6%
Westpac Banking Corp.	167,551	2,200,241	0.5%
Woodside Energy Group Ltd.	135,677	2,955,017	0.7%
Other Securities		11,708,241	2.8%

TOTAL AUSTRALIA		25,206,973	6.0%

AUSTRIA — (0.2%)
Other Securities		645,726	0.2%

BELGIUM — (0.6%)
Other Securities		2,584,115	0.6%

CANADA — (8.9%)
# Bank of Montreal	36,571	2,762,939	0.7%
Bank of Nova Scotia	63,996	2,589,918	0.6%
Fairfax Financial Holdings Ltd.	3,164	2,633,027	0.6%
Magna International, Inc.	44,732	2,151,162	0.5%
Manulife Financial Corp.	155,963	2,716,875	0.6%
Nutrien Ltd.	38,541	2,069,684	0.5%
Suncor Energy, Inc.	110,479	3,579,520	0.9%
Teck Resources Ltd., Class B	82,812	2,926,576	0.7%
Other Securities		17,911,615	4.2%

TOTAL CANADA		39,341,316	9.3%

DENMARK — (2.1%)
Other Securities		9,374,810	2.2%

FINLAND — (0.8%)
Other Securities		3,695,841	0.9%

FRANCE — (11.0%)
AXA SA	85,682	2,538,794	0.6%
BNP Paribas SA	51,833	2,980,605	0.7%
Cie de Saint-Gobain SA	69,626	3,790,033	0.9%
Cie Generale des Etablissements Michelin SCA	101,371	3,011,575	0.7%
Engie SA	145,439	2,313,190	0.6%
Orange SA	282,052	3,317,507	0.8%
Sanofi SA	36,843	3,345,574	0.8%
TotalEnergies SE	228,351	15,266,975	3.6%
# TotalEnergies SE, Sponsored ADR	7,191	478,921	0.1%
Other Securities		11,383,840	2.7%

TOTAL FRANCE		48,427,014	11.5%

GERMANY — (6.0%)
BASF SE	70,417	3,253,769	0.8%
Bayer AG	88,113	3,807,236	0.9%
Bayerische Motoren Werke AG	30,928	2,876,437	0.7%
Mercedes-Benz Group AG	86,769	5,104,989	1.2%

26

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$11,487,510	2.7%

TOTAL GERMANY		26,529,941	6.3%

HONG KONG — (1.7%)
Other Securities		7,622,868	1.8%

IRELAND — (0.3%)
Other Securities		1,232,817	0.3%

ISRAEL — (0.5%)
Other Securities		2,285,181	0.5%

ITALY — (2.3%)
Stellantis NV	145,096	2,710,733	0.6%
UniCredit SpA	161,671	4,053,024	1.0%
Other Securities		3,437,581	0.8%

TOTAL ITALY		10,201,338	2.4%

JAPAN — (20.7%)
Honda Motor Co. Ltd.	325,200	3,332,901	0.8%
Mitsubishi Corp.	83,000	3,869,090	0.9%
Mitsubishi UFJ Financial Group, Inc.	398,200	3,340,558	0.8%
Sumitomo Mitsui Financial Group, Inc.	49,796	2,400,564	0.6%
Takeda Pharmaceutical Co. Ltd.	96,867	2,629,428	0.6%
Toyota Motor Corp.	286,850	5,018,079	1.2%
Other Securities		70,740,860	16.7%

TOTAL JAPAN		91,331,480	21.6%

NETHERLANDS — (3.5%)
Koninklijke Ahold Delhaize NV	133,198	3,944,246	0.9%
Other Securities		11,269,439	2.7%

TOTAL NETHERLANDS		15,213,685	3.6%

NEW ZEALAND — (0.2%)
Other Securities		993,915	0.2%

NORWAY — (1.0%)
Other Securities		4,466,358	1.1%

PORTUGAL — (0.1%)
Other Securities		475,045	0.1%

SINGAPORE — (1.1%)
Other Securities		4,720,027	1.1%

SPAIN — (2.5%)
Banco Santander SA	1,370,586	5,040,923	1.2%
Repsol SA	188,959	2,766,766	0.7%
Other Securities		3,164,587	0.7%

TOTAL SPAIN		10,972,276	2.6%

27

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.6%)
Other Securities		$11,264,655	2.7%

SWITZERLAND — (9.2%)
Cie Financiere Richemont SA, Class A	29,199	3,444,765	0.8%
Holcim AG	40,627	2,511,876	0.6%
Novartis AG	5,485	513,503	0.1%
Novartis AG, Sponsored ADR	102,431	9,585,493	2.3%
Swisscom AG	3,536	2,118,732	0.5%
UBS Group AG	152,323	3,579,038	0.9%
* UBS Group AG	62,879	1,475,144	0.4%
Zurich Insurance Group AG	12,509	5,941,681	1.4%
Other Securities		11,554,561	2.6%

TOTAL SWITZERLAND		40,724,793	9.6%

UNITED KINGDOM — (12.6%)
BP PLC	637,336	3,891,582	0.9%
British American Tobacco PLC	99,083	2,959,847	0.7%
Glencore PLC	441,948	2,340,920	0.6%
HSBC Holdings PLC	66,473	479,963	0.1%
# HSBC Holdings PLC, Sponsored ADR	161,756	5,876,595	1.4%
Shell PLC	61,108	1,969,317	0.5%
# Shell PLC, ADR	290,164	18,901,283	4.5%
Vodafone Group PLC	2,450,130	2,255,436	0.5%
Other Securities		16,902,430	4.0%

TOTAL UNITED KINGDOM		55,577,373	13.2%

UNITED STATES — (0.8%)
# CRH PLC	38,183	2,045,463	0.5%
Other Security		1,298,548	0.3%

TOTAL UNITED STATES		3,344,011	0.8%

TOTAL COMMON STOCKS		416,231,558	98.6%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		2,907,869	0.7%

TOTAL INVESTMENT SECURITIES (Cost $416,815,432)		419,139,427

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	1,873,266	21,668,073	5.1%

TOTAL INVESTMENTS — (100.0%) (Cost $438,483,765)		$440,807,500	104.4%

28

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$25,206,973	—	$25,206,973
Austria	—	645,726	—	645,726
Belgium	—	2,584,115	—	2,584,115
Canada	$39,341,316	—	—	39,341,316
Denmark	—	9,374,810	—	9,374,810
Finland	112,702	3,583,139	—	3,695,841
France	478,921	47,948,093	—	48,427,014
Germany	526,806	26,003,135	—	26,529,941
Hong Kong	—	7,622,868	—	7,622,868
Ireland	—	1,232,817	—	1,232,817
Israel	—	2,285,181	—	2,285,181
Italy	1,152,254	9,049,084	—	10,201,338
Japan	—	91,331,480	—	91,331,480
Netherlands	1,453,853	13,759,832	—	15,213,685
New Zealand	—	993,915	—	993,915
Norway	—	4,466,358	—	4,466,358
Portugal	—	475,045	—	475,045
Singapore	—	4,720,027	—	4,720,027
Spain	435,740	10,536,536	—	10,972,276
Sweden	—	11,264,655	—	11,264,655
Switzerland	12,762,698	27,962,095	—	40,724,793
United Kingdom	28,958,500	26,618,873	—	55,577,373
United States	3,344,011	—	—	3,344,011
Preferred Stocks
Germany	—	2,907,869	—	2,907,869
Securities Lending Collateral	—	21,668,073	—	21,668,073

TOTAL	$88,566,801	$352,240,699	—	$440,807,500

See accompanying Notes to Financial Statements.

29

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.0%)
	AUSTRALIA — (6.5%)
	Other Securities		$16,838,137	6.6%

	AUSTRIA — (1.3%)
Ω	BAWAG Group AG	10,483	466,917	0.2%
	Other Securities		2,817,297	1.1%

	TOTAL AUSTRIA		3,284,214	1.3%

	BELGIUM — (1.4%)
	Ackermans & van Haaren NV	3,042	451,594	0.2%
	Other Securities		3,202,445	1.2%

	TOTAL BELGIUM		3,654,039	1.4%

	CANADA — (11.0%)
	Boyd Group Services, Inc.	2,853	486,414	0.2%
	Crescent Point Energy Corp.	74,375	595,744	0.2%
	Enerplus Corp.	27,265	461,052	0.2%
	Finning International, Inc.	20,006	536,090	0.2%
*	MEG Energy Corp.	31,219	616,838	0.3%
	Parkland Corp.	18,876	571,282	0.2%
	PrairieSky Royalty Ltd.	29,509	518,150	0.2%
	SNC-Lavalin Group, Inc.	23,816	661,541	0.3%
	Other Securities		24,211,538	9.4%

	TOTAL CANADA		28,658,649	11.2%

	CHINA — (0.1%)
	Other Securities		194,331	0.1%

	DENMARK — (2.4%)
	Ringkjoebing Landbobank AS	3,697	503,896	0.2%
	Royal Unibrew AS	6,337	458,411	0.2%
	Other Securities		5,435,298	2.1%

	TOTAL DENMARK		6,397,605	2.5%

	FINLAND — (2.1%)
	TietoEVRY OYJ	21,916	459,787	0.2%
	Valmet OYJ	20,218	453,719	0.2%
	Wartsila OYJ Abp	51,266	611,783	0.3%
	Other Securities		3,975,928	1.5%

	TOTAL FINLAND		5,501,217	2.2%

	FRANCE — (4.6%)
	Gaztransport Et Technigaz SA	3,796	485,546	0.2%
	Rexel SA	28,213	576,188	0.2%
	SCOR SE	20,315	606,493	0.3%
	Other Securities		10,331,232	4.0%

	TOTAL FRANCE		11,999,459	4.7%

	GERMANY — (6.0%)
	Bechtle AG	10,890	486,705	0.2%

30

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
CTS Eventim AG & Co. KGaA	7,837	$474,500	0.2%
Gerresheimer AG	5,314	495,654	0.2%
Hugo Boss AG	8,152	476,770	0.2%
* LEG Immobilien SE	8,316	519,847	0.2%
thyssenkrupp AG	70,904	494,177	0.2%
Other Securities		12,642,737	4.9%

TOTAL GERMANY		15,590,390	6.1%

HONG KONG — (2.2%)
Other Securities		5,700,596	2.2%

IRELAND — (0.5%)
Bank of Ireland Group PLC	78,289	701,604	0.3%
Other Securities		574,268	0.2%

TOTAL IRELAND		1,275,872	0.5%

ISRAEL — (0.9%)
Other Securities		2,419,867	0.9%

ITALY — (4.2%)
Banco BPM SpA	201,502	1,030,952	0.4%
BPER Banca	148,501	483,244	0.2%
Leonardo SpA	54,790	828,013	0.3%
Other Securities		8,557,796	3.4%

TOTAL ITALY		10,900,005	4.3%

JAPAN — (24.3%)
Other Securities		63,490,574	24.8%

NETHERLANDS — (1.9%)
BE Semiconductor Industries NV	8,268	854,082	0.3%
Other Securities		4,207,801	1.7%

TOTAL NETHERLANDS		5,061,883	2.0%

NEW ZEALAND — (0.3%)
Other Securities		849,669	0.3%

NORWAY — (1.0%)
Other Securities		2,502,729	1.0%

PORTUGAL — (0.4%)
Other Securities		1,108,261	0.4%

SINGAPORE — (1.0%)
Other Securities		2,556,244	1.0%

SPAIN — (2.4%)
Banco de Sabadell SA	739,755	919,807	0.4%
Bankinter SA	84,414	533,788	0.2%
Enagas SA	30,879	516,565	0.2%
Other Securities		4,276,368	1.6%

TOTAL SPAIN		6,246,528	2.4%

31

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWEDEN — (2.3%)
	Other Securities		$6,095,707	2.4%

	SWITZERLAND — (7.6%)
	Adecco Group AG	21,275	805,121	0.3%
	Baloise Holding AG	5,446	781,969	0.3%
	Belimo Holding AG	1,374	578,477	0.2%
*	Dufry AG	12,942	453,672	0.2%
	Flughafen Zurich AG	2,534	473,508	0.2%
Ω	Galenica AG	6,980	527,331	0.2%
	Georg Fischer AG	11,602	602,044	0.2%
	Helvetia Holding AG	4,948	665,178	0.3%
	PSP Swiss Property AG	6,211	764,197	0.3%
	Swiss Prime Site AG	9,061	842,210	0.3%
	Temenos AG	7,722	556,336	0.2%
	Other Securities		12,776,335	5.0%

	TOTAL SWITZERLAND		19,826,378	7.7%

	UNITED KINGDOM — (12.6%)
*	Babcock International Group PLC	113,326	539,208	0.2%
	Beazley PLC	74,129	464,371	0.2%
	Bellway PLC	19,519	496,733	0.2%
	Games Workshop Group PLC	4,534	545,134	0.2%
	Man Group PLC	171,000	457,192	0.2%
*	Marks & Spencer Group PLC	259,437	685,065	0.3%
	Rotork PLC	137,317	491,035	0.2%
	Other Securities		29,324,070	11.4%

	TOTAL UNITED KINGDOM		33,002,808	12.9%

	UNITED STATES — (0.0%)
	Other Security		33,779	0.0%

	TOTAL COMMON STOCKS		253,188,941	98.9%

	PREFERRED STOCKS — (0.4%)

	GERMANY — (0.4%)
	Other Securities		846,189	0.3%

	RIGHTS/WARRANTS — (0.0%)

	FINLAND — (0.0%)
	Other Security		41,208	0.0%

	SPAIN — (0.0%)
	Other Security		8,724	0.0%

	TOTAL RIGHTS/WARRANTS		49,932	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $282,763,136)		254,085,062

32

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	594,507	$6,876,659	2.7%

TOTAL INVESTMENTS — (100.0%) (Cost $289,639,836)		$260,961,721	101.9%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	—	$16,812,243	$25,894		$16,838,137
Austria	$14,502	3,269,712	—		3,284,214
Belgium	81,679	3,572,360	—		3,654,039
Canada	28,599,179	59,329	141		28,658,649
China	184,648	9,683	—		194,331
Denmark	—	6,397,605	—		6,397,605
Finland	—	5,501,217	—		5,501,217
France	—	11,999,459	—		11,999,459
Germany	37,047	15,553,343	—		15,590,390
Hong Kong	—	5,694,855	5,741		5,700,596
Ireland	—	1,275,872	—		1,275,872
Israel	71,588	2,348,279	—		2,419,867
Italy	—	10,900,005	—		10,900,005
Japan	37,562	63,453,012	—		63,490,574
Netherlands	—	5,061,883	—		5,061,883
New Zealand	—	849,669	—		849,669
Norway	—	2,502,729	—		2,502,729
Portugal	—	1,108,261	—		1,108,261
Singapore	—	2,545,999	10,245		2,556,244
Spain	—	6,246,528	—		6,246,528
Sweden	10,304	6,085,403	—		6,095,707
Switzerland	—	19,826,378	—		19,826,378
United Kingdom	7,166	32,961,237	34,405		33,002,808
United States	—	33,779	—		33,779
Preferred Stocks
Germany	—	846,189	—		846,189
Rights/Warrants
Finland	—	41,208	—		41,208
Spain	—	8,724	—		8,724
Securities Lending Collateral	—	6,876,659	—		6,876,659

TOTAL	$29,043,675	$231,841,620	$76,426	^	$260,961,721

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

33

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank Discount Notes
∞ 5.576%, 02/26/24	1,000	$983,477

BONDS — (41.4%)
Agence Francaise de Developpement EPIC
3.125%, 06/30/24	6,200	6,091,757
Amazon.com, Inc.
2.730%, 04/13/24	3,000	2,960,378
0.450%, 05/12/24	1,782	1,734,867
Asian Development Bank
1.625%, 03/15/24	2,400	2,365,245
Caisse d’Amortissement de la Dette Sociale
3.375%, 03/20/24	813	805,829
0.375%, 05/27/24	1,550	1,503,894
CDP Financial, Inc.
3.150%, 07/24/24	8,000	7,853,286
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.741%, 05/19/25	850	850,075
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.744%, 07/07/25	2,118	2,111,233
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.630%, FRN
(r)Ω 5.974%, 09/12/25	2,025	2,025,666
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω 6.084%, 03/14/25	3,943	3,954,474
Cooperatieve Rabobank UA
0.375%, 01/12/24	1,000	989,379
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 5.645%, 01/12/24	6,500	6,499,545
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r) 6.045%, 07/18/25	1,041	1,042,572

	Face Amount	Value†
	(000)
DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
#(r)Ω 5.953%, 09/12/25	5,950	$5,955,652
Equinor ASA
2.650%, 01/15/24	1,350	1,341,868
Erste Abwicklungsanstalt
0.250%, 03/01/24	4,000	3,928,800
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.375%, 11/16/23	3,275	3,268,267
European Investment Bank
3.125%, 12/14/23	1,000	997,230
Export Development Canada
2.625%, 02/21/24	965	956,184
0.496%, 04/08/24	400	391,007
Inter-American Development Bank
0.250%, 11/15/23	7,000	6,985,946
2.625%, 01/16/24	2,000	1,987,705
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r) 5.614%, 03/22/24	4,000	3,999,940
Kommunalbanken AS
Ω 0.250%, 12/08/23	1,900	1,890,484
Kommunekredit
1.000%, 12/15/23	1,000	994,589
Kommuninvest I Sverige AB
Ω 3.250%, 01/16/24	850	845,812
Ω 0.375%, 02/16/24	9,000	8,863,954
Kuntarahoitus OYJ
2.500%, 11/15/23	2,390	2,387,323
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.250%, 02/12/24	4,000	3,940,131
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω 5.725%, 01/12/25	1,150	1,146,512
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω 6.101%, 05/13/25	670	671,976

34

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.860%, FRN
(r) 6.204%, 06/09/25	3,500	$3,511,900
Nederlandse Waterschapsbank NV
1.125%, 03/15/24	2,500	2,458,700
Nordea Bank Abp
Ω 0.625%, 05/24/24	4,000	3,881,400
OMERS Finance Trust
2.500%, 05/02/24	2,000	1,967,796
Province of Alberta Canada
3.350%, 11/01/23	7,763	7,763,000
2.950%, 01/23/24	1,700	1,689,370
Province of Ontario Canada
3.050%, 01/29/24	9,200	9,141,508
Roche Holdings, Inc.
Ω 1.882%, 03/08/24	4,500	4,439,470
Svensk Exportkredit AB
0.500%, 11/10/23	1,450	1,448,404
1.750%, 12/12/23	2,218	2,208,750
0.375%, 03/11/24	2,000	1,962,491
Svenska Handelsbanken AB
3.900%, 11/20/23	2,478	2,475,132
Ω 0.550%, 06/11/24	2,000	1,936,824
Westpac Banking Corp.
3.300%, 02/26/24	9,520	9,440,891

TOTAL BONDS		145,667,216

U.S. TREASURY OBLIGATIONS — (28.1%)
U.S. Treasury Notes
0.250%, 11/15/23	750	748,545
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r) 5.523%, 07/31/25	31,350	31,344,848
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.169%, FRN
(r) 5.567%, 04/30/25	34,525	34,559,278
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.170%, FRN
(r) 5.568%, 10/31/25	12,250	12,251,514

	Face Amount	Value†
	(000)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.200%, FRN
(r) 5.598%, 01/31/25	20,100	$20,133,760

TOTAL U.S. TREASURY OBLIGATIONS		99,037,945

COMMERCIAL PAPER — (28.9%)
Australia & New Zealand Banking Group Ltd.
Ω 5.658%, 11/08/23	2,500	2,497,044
Ω 5.500%, 11/30/23	900	895,980
Ω 5.660%, 12/12/23	2,100	2,086,809
Ω 5.725%, 12/12/23	1,000	993,719
Ω 5.843%, 03/25/24	1,200	1,172,839
Bank of Montreal
5.540%, 01/18/24	1,500	1,481,870
5.580%, 01/19/24	3,750	3,704,083
5.580%, 02/07/24	1,500	1,477,152
5.610%, 02/12/24	3,750	3,689,940
Caisse des Depots et Consignations
Ω 5.455%, 03/21/24	3,000	2,934,294
Ω 0.016%, 05/02/24	3,600	3,497,978
Canadian Imperial Bank of Commerce
Ω 5.540%, 12/01/23	1,750	1,742,003
CDP Financial, Inc.
Ω 5.410%, 11/27/23	725	722,088
Ω 5.628%, 12/11/23	1,000	993,871
Cooperatieve Rabobank UA
5.480%, 02/07/24	150	147,759
5.560%, 02/07/24	750	738,795
DNB Bank ASA
Ω 5.520%, 01/03/24	1,000	990,550
Ω 5.400%, 11/03/23	1,000	999,561
Ω 5.693%, 12/07/23	1,750	1,740,512
Ω 5.460%, 12/20/23	800	794,122
Ω 5.540%, 01/19/24	2,000	1,976,130
Ω 5.400%, 11/09/23	2,500	2,496,715
Ω 5.730%, 02/23/24	1,400	1,375,631
Export Development Canada
5.400%, 01/04/24	7,000	6,931,434
5.400%, 03/04/24	1,750	1,716,944
FMS Wertmanagement
Ω 5.400%, 02/08/24	500	492,461
Ω 5.550%, 02/08/24	500	492,461
Kreditanstalt fuer Wiederaufbau
Ω 5.729%, 03/12/24	2,000	1,959,477

35

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Ω 5.737%, 04/05/24	1,350	$1,317,664
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.460%, 02/06/24	2,000	1,970,527
Ω 5.787%, 05/23/24	1,304	1,262,893
Ω 5.788%, 05/23/24	2,850	2,760,158
National Australia Bank Ltd.
Ω 5.813%, 03/04/24	750	735,495
Ω 5.801%, 04/15/24	350	340,947
Ω 5.903%, 05/07/24	1,250	1,213,387
National Securities Clearing Corp.
Ω 5.460%, 02/28/24	5,500	5,398,928
Ω 5.450%, 02/29/24	3,000	2,916,888
Ω 5.739%, 04/22/24	2,000	1,945,776
NRW Bank
Ω 5.520%, 02/28/24	3,000	2,944,700
Ω 5.777%, 03/06/24	1,000	980,508
Ω 5.722%, 02/16/24	3,000	2,950,374
Ω 5.753%, 03/18/24	3,000	2,936,091
Oesterreichische Kontrollbank AG
5.641%, 01/22/24	3,500	3,456,339
5.659%, 02/12/24	1,400	1,377,977
5.736%, 04/05/24	4,300	4,195,559
PSP Capital, Inc.
Ω 5.761%, 04/02/24	3,100	3,026,612
Ω 5.750%, 04/10/24	1,000	975,033
Ω 5.731%, 05/13/24	2,200	2,133,565
Sanofi SA
Ω 5.435%, 11/08/23	1,000	998,820

	Face Amount	Value†
	(000)
Toronto-Dominion Bank
Ω 5.913%, 05/09/24	700	$679,104
United Overseas Bank Ltd.
Ω 5.624%, 11/06/23	2,000	1,998,224
Ω 5.628%, 11/21/23	2,500	2,492,192

TOTAL COMMERCIAL PAPER (Cost $101,796,129)		101,749,983

TOTAL INVESTMENT SECURITIES (Cost $348,107,004)		347,438,621

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 5.300%	1,414,651	1,414,651

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	260,234	3,010,122

TOTAL INVESTMENTS — (100.0%) (Cost $352,531,816)		$351,863,394

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$983,477	—	$983,477
Bonds	—	145,667,216	—	145,667,216
U.S. Treasury Obligations	—	99,037,945	—	99,037,945
Commercial Paper	—	101,749,983	—	101,749,983
Temporary Cash Investments	$1,414,651	—	—	1,414,651
Securities Lending Collateral	—	3,010,122	—	3,010,122

TOTAL	$1,414,651	$350,448,743	—	$351,863,394

See accompanying Notes to Financial Statements.

36

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank Discount Notes
∞ 5.576%, 02/26/24		1,000	$983,478

BONDS — (63.2%)
AUSTRALIA — (8.2%)
Australia & New Zealand Banking Group Ltd.
1.550%, 08/29/24	AUD	500	308,434
4.050%, 05/12/25	AUD	700	436,697
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r) 3M Swap + 1.030%, FRN, 5.153%, 12/06/23	AUD	200	126,938
(r) 3M Swap + 0.920%, FRN, 5.110%, 11/04/25	AUD	2,000	1,274,227
(r) 3M Swap + 0.830%, FRN, 4.970%, 03/31/26	AUD	1,500	952,539
(r) 3M Swap + 0.970%, FRN, 5.138%, 05/12/27	AUD	500	318,281
(r) 3M Swap + 1.200%, FRN, 5.390%, 11/04/27	AUD	500	320,904
Commonwealth Bank of Australia
4.200%, 08/18/25	AUD	1,500	934,763
Commonwealth Bank of Australia, Floating Rate Note,
(r) SOFR + 0.740%, FRN, 6.084%, 03/14/25		943	945,744
(r)Ω SOFR + 0.400%, FRN, 5.744%, 07/07/25		1,630	1,624,792
(r) 3M Swap + 0.800%, FRN, 4.950%, 08/18/25	AUD	1,000	635,785
(r) 3M Swap + 0.900%, FRN, 5.054%, 01/13/26	AUD	2,500	1,590,981
(r) 3M Swap + 0.700%, FRN, 4.852%, 01/14/27	AUD	1,000	631,601
(r) 3M Swap + 1.150%, FRN, 5.304%, 01/13/28	AUD	1,500	959,096

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
National Australia Bank Ltd.
0.250%, 05/20/24	EUR	800	$828,900
2.350%, 02/25/25	AUD	500	305,977
3.900%, 05/30/25	AUD	2,000	1,244,086
2.900%, 02/25/27	AUD	500	292,655
National Australia Bank Ltd., Floating Rate Note,
(r)Ω SOFR + 0.380%, FRN, 5.725%, 01/12/25		250	249,242
(r) 3M Swap + 0.770%, FRN, 4.980%, 01/21/25	AUD	700	445,113
(r)Ω SOFR + 0.760%, FRN, 6.101%, 05/13/25		1,460	1,464,305
(r) 3M Swap + 0.900%, FRN, 5.030%, 05/30/25	AUD	2,500	1,592,413
(r) 3M Swap + 0.920%, FRN, 5.057%, 11/25/25	AUD	1,500	955,530
(r) 3M Swap + 0.780%, FRN, 4.948%, 05/12/26	AUD	1,000	634,341
(r) 3M Swap + 1.200%, FRN, 5.337%, 11/25/27	AUD	500	320,584
Westpac Banking Corp.
3.300%, 02/26/24		1,323	1,312,006
2.700%, 03/17/25	AUD	700	429,593
4.125%, 06/04/26	AUD	500	307,764
Westpac Banking Corp., Floating Rate Note,
(r) 3M Swap + 0.880%, FRN, 5.034%, 08/16/24	AUD	100	63,638
(r) 3M Swap + 0.690%, FRN, 4.809%, 03/17/25	AUD	1,200	762,067
(r) 3M Swap + 0.800%, FRN, 4.968%, 08/11/25	AUD	2,500	1,589,331
(r) 3M Swap + 0.950%, FRN, 5.118%, 11/11/25	AUD	500	318,686
(r) 3M Swap + 0.750%, FRN, 4.904%, 02/16/26	AUD	1,000	634,471

37

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
(r) 3M Swap + 0.700%, FRN, 4.943%, 01/25/27	AUD	500	$315,846
(r) 3M Swap + 1.230%, FRN, 5.398%, 11/11/27	AUD	1,500	962,398
(r) 3M Swap + 0.980%, FRN, 5.134%, 02/16/28	AUD	500	317,886

TOTAL AUSTRALIA			26,407,614

AUSTRIA — (0.6%)
Oesterreichische Kontrollbank AG
1.250%, 12/15/23	GBP	1,500	1,814,040

BELGIUM — (1.5%)
Dexia Credit Local SA
1.625%, 12/08/23	GBP	500	605,330
Δ 0.000%, 05/29/24	EUR	800	827,588
0.500%, 07/16/24		3,500	3,370,363
Kingdom of Belgium Government Bond
2.600%, 06/22/24	EUR	100	105,075

TOTAL BELGIUM			4,908,356

CANADA — (11.8%)
Bank of Montreal
2.700%, 09/11/24	CAD	300	211,321
Bank of Nova Scotia
2.290%, 06/28/24	CAD	2,600	1,836,696
Canada Government Bond
0.500%, 11/01/23	CAD	500	360,512
0.750%, 02/01/24	CAD	2,400	1,712,182
2.250%, 03/01/24	CAD	600	428,677
1.500%, 05/01/24	CAD	1,800	1,275,362
Canada Housing Trust No. 1
Ω 2.900%, 06/15/24	CAD	1,100	782,561
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω 5.741%, 05/19/25		2,200	2,200,193
CPPIB Capital, Inc.
0.375%, 06/20/24	EUR	2,900	3,000,162
0.875%, 12/17/24	GBP	600	692,635
Export Development Canada
1.375%, 12/08/23	GBP	1,100	1,331,566
2.625%, 02/21/24		55	54,498
OMERS Finance Trust
2.500%, 05/02/24		290	285,330
Province of Alberta Canada
3.350%, 11/01/23		900	900,000

		Face Amount^	Value†
		(000)
CANADA — (Continued)
2.950%, 01/23/24		801	$795,992
3.100%, 06/01/24	CAD	1,300	926,672
Province of Manitoba Canada
2.600%, 04/16/24		1,500	1,478,518
Province of Ontario Canada
0.500%, 12/15/23	GBP	100	120,835
3.050%, 01/29/24		2,900	2,881,562
3.200%, 05/16/24		300	295,959
3.500%, 06/02/24	CAD	600	428,742
0.375%, 06/14/24	EUR	600	620,964
3.100%, 08/26/25	AUD	1,000	611,909
Province of Quebec Canada
2.500%, 04/09/24		3,329	3,282,759
0.750%, 12/13/24	GBP	300	345,982
3.700%, 05/20/26	AUD	2,100	1,283,499
Province of Saskatchewan Canada
3.200%, 06/03/24	CAD	1,100	784,560
PSP Capital, Inc.
2.090%, 11/22/23	CAD	1,100	791,905
3.290%, 04/04/24	CAD	3,100	2,217,939
Royal Bank of Canada
2.333%, 12/05/23	CAD	1,700	1,222,553
Toronto-Dominion Bank
3.226%, 07/24/24	CAD	6,400	4,541,358
0.750%, 01/06/26		569	508,837

TOTAL CANADA			38,212,240

DENMARK — (1.1%)
Denmark Government Bond
Δ 0.000%, 11/15/24	DKK	8,600	1,177,622
Kommunekredit
1.000%, 12/15/23		1,200	1,193,507
0.250%, 02/16/24	EUR	500	523,443
2.000%, 06/25/24	GBP	600	712,701

TOTAL DENMARK			3,607,273

FINLAND — (0.7%)
Kuntarahoitus OYJ
0.125%, 03/07/24	EUR	900	940,271
0.875%, 12/16/24	GBP	1,200	1,385,396

TOTAL FINLAND			2,325,667

FRANCE — (3.3%)
Agence Francaise de Developpement EPIC
3.125%, 01/04/24	EUR	2,700	2,850,837
Caisse d’Amortissement de la Dette Sociale
2.375%, 01/25/24	EUR	800	843,355
3.375%, 03/20/24		417	413,322

38

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
0.375%, 05/27/24		1,000	$970,255
Caisse des Depots et Consignations, SOFR + 0.340%, FRN
(r) 5.680%, 05/03/26		3,200	3,197,696
French Republic Government Bond OAT
Δ 0.000%, 03/25/24	EUR	300	312,834
2.250%, 05/25/24	EUR	300	314,831
Region of Ile de France
3.625%, 03/27/24	EUR	200	211,042
SNCF Reseau
4.500%, 01/30/24	EUR	100	105,893
Societe Nationale SNCF SACA
4.625%, 02/02/24	EUR	750	794,163
Unedic Asseo
2.375%, 05/25/24	EUR	600	628,953

TOTAL FRANCE			10,643,181

GERMANY — (3.9%)
Erste Abwicklungsanstalt
0.010%, 11/03/23	EUR	500	528,992
0.250%, 03/01/24		1,800	1,767,960
FMS Wertmanagement
0.625%, 12/15/23	GBP	200	241,655
Kreditanstalt fuer Wiederaufbau
1.250%, 12/29/23	GBP	160	193,169
0.250%, 03/08/24		3,033	2,977,399
0.875%, 07/18/24	GBP	100	117,754
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	550	665,255
2.000%, 07/23/24		3,181	3,096,780
Landwirtschaftliche Rentenbank
0.400%, 09/23/24	AUD	500	305,472
4.250%, 01/09/25	AUD	1,000	630,224
NRW Bank
1.375%, 12/15/23	GBP	300	362,706
0.375%, 12/16/24	GBP	400	459,232
Siemens Financieringsmaatschappij NV
Ω 3.125%, 03/16/24		400	396,228
State of North Rhine-Westphalia Germany
0.625%, 12/16/24	GBP	700	805,942

TOTAL GERMANY			12,548,768

		Face Amount^	Value†
		(000)
IRELAND — (1.3%)
Ireland Government Bond
3.400%, 03/18/24	EUR	4,050	4,283,243

NETHERLANDS — (3.0%)
BNG Bank NV
2.000%, 04/12/24	GBP	700	$837,326
0.250%, 06/07/24	EUR	700	724,974
3.250%, 07/15/25	AUD	500	308,543
Cooperatieve Rabobank UA, Floating Rate Note,
(r) SOFR + 0.700%, FRN, 6.045%, 07/18/25		1,109	1,110,675
(r) 3M Swap + 0.880%, FRN, 5.022%, 05/22/26	AUD	500	317,497
Nederlandse Waterschapsbank NV
3.000%, 11/16/23	EUR	300	317,309
1.125%, 03/15/24		400	393,392
2.000%, 12/16/24	GBP	950	1,109,889
Netherlands Government Bond
Δ 0.000%, 01/15/24	EUR	550	577,416
Shell International Finance BV
1.125%, 04/07/24	EUR	610	637,399
0.500%, 05/11/24	EUR	400	415,398
0.750%, 05/12/24	EUR	2,800	2,911,456

TOTAL NETHERLANDS			9,661,274

NEW ZEALAND — (0.8%)
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	4,500	2,579,454

NORWAY — (3.1%)
DNB Bank ASA
0.050%, 11/14/23	EUR	800	845,371
Kommunalbanken AS
0.250%, 12/08/23		1,600	1,591,986
2.750%, 02/05/24		400	396,994
2.000%, 06/19/24		500	488,517
1.000%, 12/12/24	GBP	350	404,719
4.250%, 07/16/25	AUD	1,800	1,128,293
0.600%, 06/01/26	AUD	1,600	906,192
Kommunalbanken AS, Floating Rate Note, SOFR + 1.000%, FRN
(r)Ω 6.344%, 06/17/26		2,000	2,031,445
Norway Government Bond
3.000%, 03/14/24	NOK	24,500	2,182,376

TOTAL NORWAY			9,975,893

39

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SINGAPORE — (0.7%)
DBS Group Holdings Ltd., Floating Rate Note, SOFR + 0.610%, FRN
(r)Ω 5.953%, 09/12/25		2,000	$2,001,900
United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.350%, FRN
(r) 4.494%, 05/20/24	AUD	500	316,974

TOTAL SINGAPORE			2,318,874

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.3%)
African Development Bank
0.250%, 01/24/24	EUR	300	314,747
4.750%, 03/06/24	AUD	500	317,298
4.000%, 01/10/25	AUD	500	313,793
Asian Development Bank
1.375%, 12/15/23	GBP	2,340	2,830,471
1.625%, 03/15/24		2,903	2,860,962
0.375%, 06/11/24		600	581,389
3.750%, 03/12/25	AUD	1,000	625,425
Asian Development Bank, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.341%, 08/27/26		1,842	1,872,319
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	500	285,438
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.961%, 08/16/27		3,000	3,009,954
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.375%, 11/16/23		500	498,972
European Financial Stability Facility
2.125%, 02/19/24	EUR	2,000	2,105,624
Δ 0.000%, 04/19/24	EUR	3,300	3,431,848
1.750%, 06/27/24	EUR	1,647	1,720,908
European Investment Bank
0.500%, 11/15/23	EUR	140	147,957
0.050%, 12/15/23	EUR	200	210,706
0.875%, 12/15/23	GBP	1,310	1,583,558
2.125%, 01/15/24	EUR	323	340,608
1.500%, 01/26/24	NOK	4,000	355,256
3.250%, 01/29/24		541	538,042
Δ 0.000%, 03/15/24	EUR	133	138,813
4.125%, 04/15/24	EUR	200	211,889
0.750%, 09/09/24	NOK	15,000	1,300,068

		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Stability Mechanism
0.125%, 04/22/24	EUR	3,052	$3,174,732
European Union
1.875%, 04/04/24	EUR	200	209,931
Inter-American Development Bank
1.250%, 12/15/23	GBP	4,000	4,837,488
3.000%, 02/21/24		454	450,419
Inter-American Development Bank, Floating Rate Note, SOFR + 0.350%, FRN
(r) 5.695%, 10/04/27		251	250,553
International Bank for Reconstruction & Development
2.500%, 03/19/24		3,914	3,868,423
1.800%, 07/26/24	CAD	353	248,392
International Bank for Reconstruction & Development, Floating Rate Note,
(r) SOFR + 0.370%, FRN, 5.715%, 01/12/27		150	150,228
(r) SOFR + 0.430%, FRN, 5.771%, 08/19/27		650	650,767
Nordic Investment Bank
1.500%, 03/13/25	NOK	2,000	171,731

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			39,608,709

SWEDEN — (7.0%)
Kommuninvest I Sverige AB
1.000%, 11/13/23	SEK	2,000	179,004
3.250%, 01/16/24		1,000	995,073
0.375%, 02/16/24		300	295,464
Ω 1.375%, 05/08/24		3,200	3,128,658
Ω 2.875%, 07/03/24		1,183	1,161,054
1.000%, 10/02/24	SEK	19,000	1,652,280
1.000%, 05/12/25	SEK	14,000	1,197,981
Svensk Exportkredit AB
1.375%, 12/15/23	GBP	260	314,457
# 0.375%, 03/11/24		2,000	1,962,491
0.375%, 07/30/24		3,000	2,884,633
3.625%, 09/03/24		2,100	2,063,266
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.340%, 08/03/26		1,330	1,350,699

40

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SWEDEN — (Continued)
Svenska Handelsbanken AB
Ω 0.550%, 06/11/24		1,250	$1,210,515
0.125%, 06/18/24	EUR	1,000	1,032,560
Sweden Government Bond
1.500%, 11/13/23	SEK	35,000	3,133,286

TOTAL SWEDEN			22,561,421

UNITED KINGDOM — (0.2%)
Network Rail Infrastructure Finance PLC
4.750%, 01/22/24	GBP	613	743,591

UNITED STATES — (3.7%)
Amazon.com, Inc.
2.730%, 04/13/24		3,750	3,700,472
1.000%, 05/12/26		158	142,110
Exxon Mobil Corp.
0.142%, 06/26/24	EUR	2,100	2,166,878
Roche Holdings, Inc.
Ω 1.882%, 03/08/24		2,600	2,565,027
#Ω 3.350%, 09/30/24		2,000	1,963,082
Sanofi SA
0.625%, 04/05/24	EUR	1,200	1,252,109

TOTAL UNITED STATES			11,789,678

TOTAL BONDS			203,989,276

U.S. TREASURY OBLIGATIONS — (11.2%)
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR +
0.169%, FRN, 5.567%, 04/30/25		23,000	23,022,835
(r) 3M USTMMR +
0.125%, FRN, 5.523%, 07/31/25		7,500	7,498,768
(r) 3M USTMMR +
0.170%, FRN, 5.568%, 10/31/25		5,500	5,500,680

TOTAL U.S. TREASURY OBLIGATIONS			36,022,283

COMMERCIAL PAPER — (23.3%)
AUSTRALIA — (1.7%)
Australia & New Zealand Banking Group Ltd.
Ω 5.863%, 02/20/24		2,000	1,965,962
Ω 5.873%, 02/20/24		1,600	1,572,769
Ω 5.871%, 02/22/24		2,000	1,965,239

TOTAL AUSTRALIA			5,503,970

	Face Amount^	Value†
	(000)
CANADA — (6.8%)
Bank of Montreal
5.540%, 01/18/24	4,000	$3,951,652
Canadian Imperial Bank of Commerce
Ω 5.480%, 01/09/24	3,500	3,463,552
Ω 5.540%, 12/01/23	1,700	1,692,231
Ω 5.704%, 12/05/23	1,700	1,691,230
CDP Financial, Inc.
Ω 5.550%, 03/11/24	1,500	1,469,560
Ω 5.778%, 04/10/24	2,000	1,949,706
Province of Alberta Canada
Ω 5.638%, 01/19/24	4,000	3,952,237
Ω 5.807%, 04/19/24	2,000	1,947,512
PSP Capital, Inc.
Ω 5.380%, 02/08/24	2,000	1,969,956

TOTAL CANADA		22,087,636

FRANCE — (0.5%)
LVMH Moet Hennessy Louis Vuitton SE
Ω 5.460%, 02/06/24	1,500	1,477,896

NETHERLANDS — (2.3%)
Cooperatieve Rabobank UA
5.725%, 12/01/23	2,500	2,488,639
5.570%, 02/12/24	5,000	4,921,536

TOTAL NETHERLANDS		7,410,175

NORWAY — (1.8%)
DNB Bank ASA
Ω 5.540%, 01/19/24	3,500	3,458,228
Ω 5.847%, 04/23/24	1,500	1,459,189
Ω 5.892%, 05/16/24	1,000	969,158

TOTAL NORWAY		5,886,575

SINGAPORE — (0.9%)
United Overseas Bank Ltd.
Ω 5.600%, 02/27/24	3,000	2,943,667

UNITED STATES — (9.3%)
Bank of Montreal
5.580%, 03/25/24	2,500	2,443,364
Caisse des Depots et Consignations
Ω 5.736%, 03/01/24	1,000	981,305
Ω 5.750%, 03/26/24	1,000	977,290
Cooperatieve Rabobank UA
5.480%, 02/07/24	1,000	985,060
Kreditanstalt fuer Wiederaufbau
Ω 5.520%, 02/05/24	4,000	3,941,020

41

VA GLOBAL BOND PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
National Securities Clearing Corp.
Ω 5.460%, 02/02/24		2,500	$2,464,311
Ω 5.470%, 03/12/24		1,750	1,714,206
Ω 5.739%, 04/22/24		2,000	1,945,776
Ω 5.739%, 04/29/24		3,000	2,914,750
NRW Bank
Ω 5.709%, 02/09/24		700	689,190
Ω 5.703%, 02/12/24		1,000	984,086
Ω 5.714%, 02/20/24		2,500	2,457,072
Ω 5.741%, 03/04/24		1,800	1,765,458
Ω 5.722%, 02/16/24		1,000	983,458
Oesterreichische Kontrollbank AG
5.659%, 02/12/24		800	787,416
5.736%, 04/05/24		2,500	2,439,278
United Overseas Bank Ltd.
Ω 5.624%, 11/06/23		1,500	1,498,668

TOTAL UNITED STATES			29,971,708

TOTAL COMMERCIAL PAPER (Cost $75,290,181)			75,281,627

FOREIGN SOVEREIGN OBLIGATIONS — (1.9%)
CANADA — (0.1%)
Canada Treasury Bills
∞ 5.172%, 02/01/24	CAD	600	427,150

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (1.8%)
U.K. Treasury Bills
∞ 4.797%, 11/20/23	GBP	1,500	$1,818,158
∞ 5.067%, 12/04/23	GBP	3,200	3,870,889

TOTAL UNITED KINGDOM			5,689,047

TOTAL FOREIGN SOVEREIGN OBLIGATIONS			6,116,197

TOTAL INVESTMENT SECURITIES (Cost $326,987,573)			322,392,861

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term
Investment Fund		41,332	478,089

TOTAL INVESTMENTS — (100.0%) (Cost $327,465,662)			$322,870,950

As of October 31, 2023, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,028,129	NOK	21,978,471	Citibank, N.A.	11/10/23	$60,181
DKK	11,914,371	USD	1,687,561	Citibank, N.A.	11/22/23	3,198
USD	2,539,790	DKK	17,376,165	Morgan Stanley and Co. International	11/22/23	73,952
DKK	2,917,346	USD	411,904	Citibank, N.A.	12/04/23	2,343
USD	2,380,155	DKK	16,430,412	Morgan Stanley and Co. International	12/04/23	47,127
EUR	2,935,243	USD	3,106,688	Barclays Capital	12/14/23	4,911
EUR	2,237,608	USD	2,361,842	Citibank, N.A.	12/14/23	10,207
USD	26,305,264	EUR	24,595,590	State Street Bank and Trust Company	12/14/23	231,918
USD	7,666,276	AUD	11,956,921	Bank of New York Mellon	12/27/23	67,274
EUR	175,384	USD	185,500	Citibank, N.A.	01/05/24	656
DKK	4,827,082	USD	685,451	HSBC Bank	01/05/24	1,497
USD	1,625,548	DKK	11,413,783	Morgan Stanley and Co. International	01/05/24	1,240
EUR	3,266,452	USD	3,462,815	Royal Bank of Scotland	01/05/24	4,247
USD	2,322,262	SEK	25,122,286	Morgan Stanley and Co. International	01/11/24	63,572
USD	2,619,056	NZD	4,445,244	State Street Bank and Trust Company	01/16/24	28,587

42

VA GLOBAL BOND PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,341,513	CAD	1,837,797	Royal Bank of Scotland	01/19/24	$14,379
USD	17,265,063	CAD	23,608,955	Royal Bank of Scotland	01/23/24	215,235
USD	4,041,659	SEK	44,429,427	Royal Bank of Scotland	01/23/24	45,343

Total Appreciation						$875,867
DKK	3,836,586	USD	552,885	HSBC Bank	11/22/23	$(8,438)
USD	2,079,121	NOK	23,381,457	Citibank, N.A.	11/27/23	(15,509)
DKK	10,561,748	USD	1,503,533	Citibank, N.A.	12/04/23	(3,823)
EUR	980,059	USD	1,040,636	Citibank, N.A.	12/14/23	(1,693)
GBP	1,715,721	USD	2,100,667	Barclays Capital	01/04/24	(14,154)
GBP	271,206	USD	330,758	Citibank, N.A.	01/04/24	(941)
USD	30,770,629	GBP	25,338,208	State Street Bank and Trust Company	01/04/24	(43,536)
EUR	267,968	USD	284,806	Citibank, N.A.	01/05/24	(381)
USD	25,488,726	EUR	24,020,583	Morgan Stanley and Co. International	01/05/24	(7,080)
DKK	2,860,792	USD	408,521	State Street Bank and Trust Company	01/05/24	(1,398)
USD	12,538,515	AUD	19,762,063	Royal Bank of Scotland	01/16/24	(28,886)
USD	7,470,862	AUD	11,800,017	Citibank, N.A.	01/18/24	(33,640)

Total (Depreciation)						$(159,479)

Total Appreciation (Depreciation)						$716,388

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$983,478	—	$983,478
Bonds
Australia	—	26,407,614	—	26,407,614
Austria	—	1,814,040	—	1,814,040
Belgium	—	4,908,356	—	4,908,356
Canada	—	38,212,240	—	38,212,240
Denmark	—	3,607,273	—	3,607,273
Finland	—	2,325,667	—	2,325,667
France	—	10,643,181	—	10,643,181
Germany	—	12,548,768	—	12,548,768
Ireland	—	4,283,243	—	4,283,243
Netherlands	—	9,661,274	—	9,661,274
New Zealand	—	2,579,454	—	2,579,454
Norway	—	9,975,893	—	9,975,893
Singapore	—	2,318,874	—	2,318,874
Supranational Organization Obligations	—	39,608,709	—	39,608,709
Sweden	—	22,561,421	—	22,561,421
United Kingdom	—	743,591	—	743,591
United States	—	11,789,678	—	11,789,678
U.S. Treasury Obligations	—	36,022,283	—	36,022,283
Commercial Paper	—	75,281,627	—	75,281,627
Foreign Sovereign Obligations	—	6,116,197	—	6,116,197

43

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$478,089	—	$478,089
Forward Currency Contracts**	—	716,388	—	716,388

TOTAL	—	$323,587,338	—	$323,587,338

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
0.750%, 07/15/28	18,528	$17,139,522
0.875%, 01/15/29	22,127	20,372,676
0.250%, 07/15/29	1,980	1,752,456
0.125%, 01/15/30	22,014	19,005,122
0.125%, 07/15/30	3,831	3,282,191
0.125%, 01/15/31	12,045	10,159,964
0.125%, 07/15/31	13,687	11,454,986
0.125%, 01/15/32	13,732	11,319,353
U.S. Treasury Inflation-Indexed Bonds
1.750%, 01/15/28	4,367	4,220,531
3.625%, 04/15/28	19,914	20,781,415
2.500%, 01/15/29	19,803	19,776,899
3.875%, 04/15/29	20,429	21,786,441
3.375%, 04/15/32	13,006	13,777,733
2.125%, 02/15/40	12,072	11,278,717
2.125%, 02/15/41	8,271	7,707,131
0.750%, 02/15/42	5,842	4,219,216
0.625%, 02/15/43	1,335	923,238

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 227,837,710)		198,957,591

	Shares
TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund 5.300%	38,596	38,596

TOTAL INVESTMENTS — (100.0%) (Cost $ 227,876,306)		$198,996,187

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$198,957,591	—	$198,957,591
Temporary Cash Investments	$38,596	—	—	38,596

TOTAL	$38,596	$198,957,591	—	$198,996,187

See accompanying Notes to Financial Statements.

45

VA GLOBAL MODERATE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,988,758	$56,401,171
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,435,236	22,672,046
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,264,759	22,670,240
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,505,211	20,365,499
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	631,846	19,909,473
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	468,311	9,516,084
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	953,468	9,305,848
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	900,647	9,303,683
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	131,823	3,919,112
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	184,380	2,380,339
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	53,969	1,786,365
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	190,800	622,007

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $143,274,859)		$178,851,867

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $264,334)	264,334	264,334

TOTAL INVESTMENTS — (100.0%) (Cost $143,539,193)		$179,116,201

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$178,851,867	—	—	$178,851,867
Temporary Cash Investments	264,334	—	—	264,334

TOTAL	$179,116,201	—	—	$179,116,201

See accompanying Notes to Financial Statements.

46

VA EQUITY ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,005,398	$31,680,092
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	885,389	25,339,833
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,082,896	14,651,579
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	704,264	14,261,351
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	461,935	9,386,519
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	267,365	7,948,762
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	427,257	4,520,375
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	259,132	3,345,394
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	53,827	1,781,680
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	195,977	638,885

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $96,789,558)		$113,554,470

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$113,554,470	—	—	$113,554,470

TOTAL	$113,554,470	—	—	$113,554,470

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio*	VA U.S. Large Value Portfolio*	VA International Value Portfolio*	VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $47,545, $1,192, $24,300 and $11,545 of securities on loan, respectively)	$516,899	$589,831	$419,139	$254,085
Temporary Cash Investments at Value & Cost	1,547	734	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $43,490, $585, $21,668 and $6,877, respectively)	43,490	585	21,668	6,877
Foreign Currencies at Value	—	—	561	59
Cash	60	—	95	—
Receivables:
Investment Securities Sold	909	202	1,759	930
Dividends and Interest	185	733	2,428	1,299
Securities Lending Income	12	—	19	23
Fund Shares Sold	151	115	54	41
Prepaid Expenses and Other Assets	—	1	1	—

Total Assets	563,253	592,201	445,724	263,314

LIABILITIES:
Payables:
Upon Return of Securities Loaned	43,487	585	21,668	6,882
Investment Securities Purchased	1,004	661	1,631	1
Fund Shares Redeemed	197	64	163	88
Due to Advisor	121	98	92	77
Line of Credit	—	—	—	59
Accrued Expenses and Other Liabilities	33	28	29	36

Total Liabilities	44,842	1,436	23,583	7,143

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$518,411	$590,765	$422,141	$256,171

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	25,597,193	19,869,712	32,696,246	24,202,879

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.25	$29.73	$12.91	$10.58

Investment Securities at Cost	$480,972	$431,700	$416,816	$282,763

Foreign Currencies at Cost	$—	$—	$561	$60

NET ASSETS CONSIST OF:
Paid-In Capital	$436,071	$412,058	$399,351	$282,229
Total Distributable Earnings (Loss)	82,340	178,707	22,790	(26,058)

NET ASSETS	$518,411	$590,765	$422,141	$256,171

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	VA Short- Term Fixed Portfolio*	VA Global Bond Portfolio*	VIT Inflation- Protected Securities Portfolio
ASSETS:
Investment Securities at Value (including $2,954, $471 and $0 of securities on loan, respectively)	$347,439	$322,393	$198,957
Temporary Cash Investments at Value & Cost	1,415	—	39
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,010, $478 and $0, respectively)	3,010	478	—
Foreign Currencies at Value	—	17	—
Cash	—	871	—
Receivables:
Dividends and Interest	905	1,526	489
Securities Lending Income	7	—	—
Fund Shares Sold	3,539	3	52
Unrealized Gain on Forward Currency Contracts	—	876	—

Total Assets	356,315	326,164	199,537

LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,010	482	—
Fund Shares Redeemed	56	109	463
Due to Advisor	30	52	16
Unrealized Loss on Forward Currency Contracts	—	159	—
Accrued Expenses and Other Liabilities	19	26	11

Total Liabilities	3,115	828	490

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$353,200	$325,336	$199,047

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	34,177,462	32,512,806	22,273,178

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.33	$10.01	$8.94

Investment Securities at Cost	$348,107	$326,988	$227,837

Foreign Currencies at Cost	$—	$17	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$348,131	$348,507	$236,575
Total Distributable Earnings (Loss)	5,069	(23,171)	(37,528)

NET ASSETS	$353,200	$325,336	$199,047

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	VA Global Moderate Allocation Portfolio	VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$178,852	$113,554
Temporary Cash Investments at Value & Cost	264	—
Cash	—	98
Receivables:
Dividends and Interest	1	—
Fund Shares Sold	15	425
Prepaid Expenses and Other Assets	—	1

Total Assets	179,132	114,078

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	175	41
Fund Shares Redeemed	4	4
Due to Advisor	8	10
Accrued Expenses and Other Liabilities	6	3

Total Liabilities	193	58

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$178,939	$114,020

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	12,570,553	8,877,146

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.23	$12.84

Investments in Affiliated Investment Companies at Cost	$143,275	$96,790

NET ASSETS CONSIST OF:
Paid-In Capital	$141,585	$96,910
Total Distributable Earnings (Loss)	37,354	17,110

NET ASSETS	$178,939	$114,020

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio#	VA U.S. Large Value Portfolio#	VA International Value Portfolio#	VA International Small Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $12, $0, $2,031 and $852, respectively)	$10,011	$15,459	$18,831	$8,226
Income from Securities Lending, Net	111	5	279	299

Total Investment Income	10,122	15,464	19,110	8,525

Expenses
Investment Management Fees	1,465	1,195	1,062	948
Accounting & Transfer Agent Fees	22	25	6	1
Custodian Fees	19	8	36	66
Shareholders’ Reports	36	25	24	23
Directors’/Trustees’ Fees & Expenses	3	5	3	3
Professional Fees	13	15	14	11
Other	16	22	18	23

Total Expenses	1,574	1,295	1,163	1,075

Fees Paid Indirectly (Note C)	—	—	13	12

Net Expenses	1,574	1,295	1,150	1,063

Net Investment Income (Loss)	8,548	14,169	17,960	7,462

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	40,150	8,846	6,209	(1,074)
Affiliated Investment Companies Shares Sold	8	—	(4)	2
Futures	(46)	(79)	(183)	30
Foreign Currency Transactions	—	—	(44)	(37)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(58,176)	(30,203)	36,065	16,689
Affiliated Investment Companies Shares	8	1	7	6
Futures	—	(10)	(12)	(17)
Translation of Foreign Currency-Denominated Amounts	—	—	55	39

Net Realized and Unrealized Gain (Loss)	(18,056)	(21,445)	42,093	15,638

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,508)	$(7,276)	$60,053	$23,100

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	VA Short- Term Fixed Portfolio#	VA Global Bond Portfolio#	VIT Inflation- Protected Securities Portfolio
Investment Income
Interest	$11,700	$10,442	$8,214
Income from Securities Lending, Net	16	5	—

Total Investment Income	11,716	10,447	8,214

Expenses
Investment Management Fees	337	652	187
Accounting & Transfer Agent Fees	13	13	8
Custodian Fees	9	23	2
Shareholders’ Reports	24	21	19
Directors’/Trustees’ Fees & Expenses	2	3	1
Professional Fees	9	7	6
Other	7	6	3

Total Expenses	401	725	226

Fees Paid Indirectly (Note C)	—	2	—

Net Expenses	401	723	226

Net Investment Income (Loss)	11,315	9,724	7,988

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(1,986)	(8,593)	(6,164)
Affiliated Investment Companies Shares Sold	6	—	—
Foreign Currency Transactions	—	73	—
Forward Currency Contracts	—	(5,367)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,512	18,029	(2,995)
Affiliated Investment Companies Shares	1	3	—
Translation of Foreign Currency-Denominated Amounts	—	1	—
Forward Currency Contracts	—	1,120	—

Net Realized and Unrealized Gain (Loss)	4,533	5,266	(9,159)

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,848	$14,990	$(1,171)

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio*	VA Equity Allocation Portfolio*
Investment Income
Investment Income
Dividends	$7	$6

Income Distributions Received from Affiliated Investment Companies	2,878	2,094

Total Investment Income	2,885	2,100

Expenses
Investment Management Fees	405	296
Accounting & Transfer Agent Fees	2	1
Custodian Fees	1	2
Shareholders’ Reports	14	8
Directors’/Trustees’ Fees & Expenses	1	1
Professional Fees	1	1
Other	6	6

Total Expenses	430	315

Fees Waived, Expenses Reimbursed by Advisor (Note C)	287	190
Fees Paid Indirectly (Note C)	—	2

Net Expenses	143	123

Net Investment Income (Loss)	2,742	1,977

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	2,045	2,853
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(305)	(1,220)
Futures	18	(5)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	6,535	3,308

Net Realized and Unrealized Gain (Loss)	8,293	4,936

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,035	$6,913

*	Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio		VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,548	$7,287	$14,169	$13,713
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	40,150	39,915	8,846	14,785
Affiliated Investment Companies Shares Sold	8	(7)	—	—
Futures	(46)	37	(79)	46
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(58,176)	(53,867)	(30,203)	(48,750)
Affiliated Investment Companies Shares	8	(10)	1	(1)
Futures	—	—	(10)	10

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,508)	(6,645)	(7,276)	(20,197)

Distributions:
Institutional Class Shares	(47,350)	(43,331)	(21,821)	(10,957)
Capital Share Transactions (1):
Shares Issued	105,803	109,722	79,278	136,235
Shares Issued in Lieu of Cash Distributions	46,966	42,935	21,781	10,935
Shares Redeemed	(96,881)	(110,402)	(124,490)	(121,115)

Net Increase (Decrease) from Capital Share Transactions	55,888	42,255	(23,431)	26,055

Total Increase (Decrease) in Net Assets	(970)	(7,721)	(52,528)	(5,099)
Net Assets
Beginning of Year	519,381	527,102	643,293	648,392

End of Year	$518,411	$519,381	$590,765	$643,293

(1) Shares Issued and Redeemed:
Shares Issued	4,988	4,786	2,563	4,249
Shares Issued in Lieu of Cash Distributions	2,244	1,891	704	341
Shares Redeemed	(4,517)	(4,811)	(4,004)	(3,815)

Net Increase (Decrease) from Shares Issued and Redeemed	2,715	1,866	(737)	775

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA International Value Portfolio		VA International Small Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$17,960	$16,643	$7,462	$7,312
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	6,209	6,391	(1,074)	4,956
Affiliated Investment Companies Shares Sold	(4)	4	2	(6)
Futures	(183)	(62)	30	(7)
Foreign Currency Transactions	(44)	(339)	(37)	(269)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	36,065	(79,602)	16,689	(95,800)
Affiliated Investment Companies Shares	7	(10)	6	(7)
Futures	(12)	12	(17)	17
Translation of Foreign Currency-Denominated Amounts	55	(74)	39	(54)

Net Increase (Decrease) in Net Assets Resulting from Operations	60,053	(57,037)	23,100	(83,858)

Distributions:
Institutional Class Shares	(19,942)	(15,923)	(11,443)	(29,105)
Capital Share Transactions (1):
Shares Issued	64,874	54,817	51,647	47,177
Shares Issued in Lieu of Cash Distributions	19,888	15,877	11,284	28,732
Shares Redeemed	(61,127)	(47,062)	(55,050)	(37,332)

Net Increase (Decrease) from Capital Share Transactions	23,635	23,632	7,881	38,577

Total Increase (Decrease) in Net Assets	63,746	(49,328)	19,538	(74,386)
Net Assets
Beginning of Year	358,395	407,723	236,633	311,019

End of Year	$422,141	$358,395	$256,171	$236,633

(1) Shares Issued and Redeemed:
Shares Issued	4,874	4,248	4,603	3,925
Shares Issued in Lieu of Cash Distributions	1,632	1,227	1,056	2,182
Shares Redeemed	(4,657)	(3,614)	(4,894)	(3,016)

Net Increase (Decrease) from Shares Issued and Redeemed	1,849	1,861	765	3,091

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Short-Term Fixed Portfolio		VA Global Bond Portfolio		VIT Inflation-Protected Securities Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,315	$2,966	$9,724	$4,572	$7,988	$18,284
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,986)	(2,121)	(8,593)	(24,197)	(6,164)	(8,676)
Affiliated Investment Companies Shares Sold	6	(23)	—	(3)	—	—
Foreign Currency Transactions	—	—	73	(31)	—	—
Forward Currency Contracts	—	—	(5,367)	11,627	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,512	(7,112)	18,029	(18,515)	(2,995)	(41,627)
Affiliated Investment Companies Shares	1	(2)	3	(2)	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	1	(33)	—	—
Forward Currency Contracts	—	—	1,120	(47)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	15,848	(6,292)	14,990	(26,629)	(1,171)	(32,019)

Distributions:
Institutional Class Shares	(4,223)	(18)	(5,491)	(2,983)	(18,023)	(12,245)
Capital Share Transactions (1):
Shares Issued	111,638	182,965	33,384	33,903	59,362	150,869
Shares Issued in Lieu of Cash Distributions	4,215	18	5,446	2,957	18,023	12,245
Shares Redeemed	(102,871)	(130,509)	(61,076)	(60,915)	(68,418)	(130,496)

Net Increase (Decrease) from Capital Share Transactions	12,982	52,474	(22,246)	(24,055)	8,967	32,618

Total Increase (Decrease) in Net Assets	24,607	46,164	(12,747)	(53,667)	(10,227)	(11,646)
Net Assets
Beginning of Year	328,593	282,429	338,083	391,750	209,274	220,920

End of Year	$353,200	$328,593	$325,336	$338,083	$199,047	$209,274

(1) Shares Issued and Redeemed:
Shares Issued	11,029	18,160	3,408	3,346	6,384	13,903
Shares Issued in Lieu of Cash Distributions	425	2	565	283	1,963	1,094
Shares Redeemed	(10,159)	(12,971)	(6,247)	(6,085)	(7,412)	(12,358)

Net Increase (Decrease) from Shares Issued and Redeemed	1,295	5,191	(2,274)	(2,456)	935	2,639

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio		VA Equity Allocation Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,742	$2,780	$1,977	$1,960
Capital Gain Distributions Received from Affiliated Investment Companies	2,045	2,610	2,853	3,040
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(305)	(599)	(1,220)	(302)
Futures	18	21	(5)	5
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	6,535	(26,064)	3,308	(20,235)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,035	(21,252)	6,913	(15,532)

Distributions:
Institutional Class Shares	(4,947)	(8,604)	(4,628)	(7,006)
Capital Share Transactions (1):
Shares Issued	22,203	20,642	26,478	21,913
Shares Issued in Lieu of Cash Distributions	4,947	8,604	4,628	7,006
Shares Redeemed	(16,352)	(19,449)	(17,555)	(10,120)

Net Increase (Decrease) from Capital Share Transactions	10,798	9,797	13,551	18,799

Total Increase (Decrease) in Net Assets	16,886	(20,059)	15,836	(3,739)
Net Assets
Beginning of Year	162,053	182,112	98,184	101,923

End of Year	$178,939	$162,053	$114,020	$98,184

(1) Shares Issued and Redeemed:
Shares Issued	1,549	1,389	2,000	1,572
Shares Issued in Lieu of Cash Distributions	356	552	366	478
Shares Redeemed	(1,139)	(1,312)	(1,332)	(708)

Net Increase (Decrease) from Shares Issued and Redeemed	766	629	1,034	1,342

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA U.S. Targeted Value Portfolio					VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$22.70	$25.08	$14.54	$17.42	$18.75	$31.22	$32.69	$22.57	$26.49	$26.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.32	0.34	0.24	0.24	0.70	0.67	0.53	0.57	0.58
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.71)	(0.64)	10.48	(2.41)	(0.24)	(1.10)	(1.59)	10.13	(3.63)	1.08

Total from Investment Operations	(0.37)	(0.32)	10.82	(2.17)	—	(0.40)	(0.92)	10.66	(3.06)	1.66

Less Distributions:
Net Investment Income	(0.30)	(0.34)	(0.28)	(0.26)	(0.19)	(0.71)	(0.55)	(0.54)	(0.57)	(0.59)
Net Realized Gains	(1.78)	(1.72)	—	(0.45)	(1.14)	(0.38)	—	—	(0.29)	(0.58)

Total Distributions	(2.08)	(2.06)	(0.28)	(0.71)	(1.33)	(1.09)	(0.55)	(0.54)	(0.86)	(1.17)

Net Asset Value, End of Year	$20.25	$22.70	$25.08	$14.54	$17.42	$29.73	$31.22	$32.69	$22.57	$26.49

Total Return	(1.95%)	(1.25%)	75.17%	(13.18%)	0.85%	(1.41%)	(2.85%)	47.86%	(12.12%)	7.08%

Net Assets, End of Year (thousands)	$518,411	$519,381	$527,102	$317,817	$340,608	$590,765	$643,293	$648,392	$456,107	$553,107
Ratio of Expenses to Average Net Assets	0.29%	0.30%	0.34%	0.38%	0.38%	0.21%	0.21%	0.24%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.29%	0.30%	0.34%	0.38%	0.38%	0.21%	0.21%	0.24%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.42%	1.55%	1.61%	1.42%	2.25%	2.11%	1.78%	2.39%	2.30%
Portfolio Turnover Rate	18%	19%	23%	23%	19%	10%	13%	15%	12%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA International Value Portfolio					VA International Small Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$11.62	$14.07	$9.57	$12.15	$12.13	$10.10	$15.29	$11.22	$12.09	$12.23

Income from Investment Operations (A)
Net Investment Income (Loss)	0.56	0.55	0.43	0.26	0.43	0.31	0.32	0.26	0.22	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.38	(2.45)	4.33	(2.41)	(0.03)	0.67	(4.09)	4.28	(0.61)	0.37

Total from Investment Operations	1.94	(1.90)	4.76	(2.15)	0.40	0.98	(3.77)	4.54	(0.39)	0.65

Less Distributions:
Net Investment Income	(0.51)	(0.55)	(0.26)	(0.43)	(0.34)	(0.30)	(0.38)	(0.25)	(0.33)	(0.22)
Net Realized Gains	(0.14)	—	—	—	(0.04)	(0.20)	(1.04)	(0.22)	(0.15)	(0.57)

Total Distributions	(0.65)	(0.55)	(0.26)	(0.43)	(0.38)	(0.50)	(1.42)	(0.47)	(0.48)	(0.79)

Net Asset Value, End of Year	$12.91	$11.62	$14.07	$9.57	$12.15	$10.58	$10.10	$15.29	$11.22	$12.09

Total Return	16.99%	(13.92%)	50.31%	(18.49%)	3.61%	9.62%	(26.82%)	41.32%	(3.66%)	6.30%

Net Assets, End of Year (thousands)	$422,141	$358,395	$407,723	$281,549	$327,525	$256,171	$236,633	$311,019	$229,844	$244,418
Ratio of Expenses to Average Net Assets	0.27%	0.30%	0.38%	0.43%	0.44%	0.39%	0.42%	0.50%	0.56%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.27%	0.30%	0.38%	0.44%	0.45%	0.40%	0.42%	0.50%	0.56%	0.57%
Ratio of Net Investment Income to Average Net Assets	4.23%	4.27%	3.33%	2.52%	3.68%	2.76%	2.69%	1.84%	1.96%	2.40%
Portfolio Turnover Rate	14%	14%	19%	16%	16%	18%	18%	23%	19%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Short-Term Fixed Portfolio					VA Global Bond Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$9.99	$10.20	$10.26	$10.41	$10.28	$9.72	$10.52	$10.62	$10.73	$10.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.10	(—)	0.09	0.23	0.29	0.13	0.04	0.04	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.13	(0.31)	—	—	0.06	0.16	(0.85)	(0.14)	0.12	0.44

Total from Investment Operations	0.47	(0.21)	—	0.09	0.29	0.45	(0.72)	(0.10)	0.16	0.51

Less Distributions:
Net Investment Income	(0.13)	(—)	(0.06)	(0.24)	(0.16)	(0.16)	(0.08)	(—)	(0.27)	(0.49)

Total Distributions	(0.13)	—	(0.06)	(0.24)	(0.16)	(0.16)	(0.08)	—	(0.27)	(0.49)

Net Asset Value, End of Year	$10.33	$9.99	$10.20	$10.26	$10.41	$10.01	$9.72	$10.52	$10.62	$10.73

Total Return	4.78%	(2.05%)	0.01%	0.84%	2.86%	4.68%	(6.90%)	(0.92%)	1.54%	5.00%

Net Assets, End of Year (thousands)	$353,200	$328,593	$282,429	$359,871	$319,471	$325,336	$338,083	$391,750	$416,369	$405,709
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.18%	0.21%	0.23%	0.22%	0.23%	0.24%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.13%	0.18%	0.21%	0.23%	0.22%	0.23%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	3.35%	0.96%	(0.01%)	0.91%	2.23%	2.96%	1.25%	0.39%	0.40%	0.70%
Portfolio Turnover Rate	61%	74%	109%	97%	37%	62%	118%	133%	49%	45%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VIT Inflation-Protected Securities Portfolio					VA Global Moderate Allocation Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$9.81	$11.81	$11.23	$10.40	$9.73	$13.73		$16.30		$13.19		$13.15		$12.49

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36	0.80	0.48	0.15	0.19	0.22		0.24		0.16		0.25		0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.39)	(2.16)	0.28	0.85	0.69	0.70		(2.06)		3.27		0.19		0.67

Total from Investment Operations	(0.03)	(1.36)	0.76	1.00	0.88	0.92		(1.82)		3.43		0.44		0.97

Less Distributions:
Net Investment Income	(0.84)	(0.54)	(0.12)	(0.17)	(0.21)	(0.21)		(0.23)		(0.15)		(0.30)		(0.27)
Net Realized Gains	—	(0.10)	(0.06)	—	—	(0.21)		(0.52)		(0.17)		(0.10)		(0.04)

Total Distributions	(0.84)	(0.64)	(0.18)	(0.17)	(0.21)	(0.42)		(0.75)		(0.32)		(0.40)		(0.31)

Net Asset Value, End of Year	$8.94	$9.81	$11.81	$11.23	$10.40	$14.23		$13.73		$16.30		$13.19		$13.15

Total Return	(0.49%)	(12.22%)	6.89%	9.72%	9.18%	6.76%		(11.67%)		26.33%		3.35%		8.07%

Net Assets, End of Year (thousands)	$199,047	$209,274	$220,920	$210,287	$150,732	$178,939		$162,053		$182,112		$146,978		$138,838
Ratio of Expenses to Average Net Assets *	0.11%	0.11%	0.12%	0.14%	0.15%	0.28	%(B)	0.28	%(B)	0.29	%(B)	0.30	%(B)	0.33	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)*	0.11%	0.11%	0.12%	0.14%	0.15%	0.44	%(B)	0.45	%(B)	0.46	%(B)	0.50	%(B)	0.53	%(B)
Ratio of Net Investment Income to Average Net Assets	3.85%	7.49%	4.16%	1.34%	1.88%	1.56%		1.61%		1.03%		1.94%		2.40%
Portfolio Turnover Rate	22%	46%	17%	48%	43%	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expensesincurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.20%		0.20%		0.21%		0.23%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Equity Allocation Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$12.52	$15.68	$10.98	$11.28	$10.55

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.27	0.22	0.19	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.67	(2.35)	4.71	(0.20)	0.79

Total from Investment Operations	0.91	(2.08)	4.93	(0.01)	0.98

Less Distributions:
Net Investment Income	(0.24)	(0.32)	(0.20)	(0.21)	(0.19)
Net Realized Gains	(0.35)	(0.76)	(0.03)	(0.08)	(0.06)

Total Distributions	(0.59)	(1.08)	(0.23)	(0.29)	(0.25)

Net Asset Value, End of Year	$12.84	$12.52	$15.68	$10.98	$11.28

Total Return	7.35%	(14.25%)	45.39%	(0.25%)	9.60%

Net Assets, End of Year (thousands)	$114,020	$98,184	$101,923	$81,083	$69,829
Ratio of Expenses to Average Net Assets *	0.31%	0.31%	0.32%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.49%	0.49%	0.52%	0.59%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.96%	1.56%	1.80%	1.80%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as aresult of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.21%	0.23%	0.25%	0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

VA Global Moderate Allocation Portfolio (formerly known as DFA VA Global Moderate Allocation Portfolio) and VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov.

As of October 31, 2023, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio
	(IDG)	—
	DFA Selectively Hedged Global Fixed Income
	Portfolio (IDG)	2%
	VA U.S. Large Value Portfolio (IDG)	1%
	VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
	VA Short-Term Fixed Portfolio (IDG)	3%
	VA Global Bond Portfolio (IDG)	7%
	DFA International Real Estate Securities Portfolio
	(IDG)	—

VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	VA U.S. Large Value Portfolio (IDG)	1%
	VA U.S. Targeted Value Portfolio (IDG)	3%
	U.S. Large Company Portfolio (DIG)	—
	VA International Value Portfolio (IDG)	1%
	VA International Small Portfolio (IDG)	2%

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Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
	DFA International Real Estate Securities Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the “Domestic Equity Portfolios”) and by VA International Value Portfolio and VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign

64

investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the “Fixed Income Portfolios”), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the VA Global Moderate Allocation Portfolio and the VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Portfolios’ Summary Schedules of Portfolio Holdings/Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

65

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity

66

Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.27%
VA U.S. Large Value Portfolio	0.19%
VA International Value Portfolio	0.25%
VA International Small Portfolio	0.35%
VA Short-Term Fixed Portfolio	0.10%
VA Global Bond Portfolio	0.20%*
VIT Inflation-Protected Securities Portfolio	0.09%
VA Global Moderate Allocation Portfolio	0.23%
VA Equity Allocation Portfolio	0.27%

*

Effective as of February 28, 2023, the management fee payable by the VA Global Bond Portfolio was reduced to 0.19% of average daily net assets. Prior to February 28, 2023, the VA Global Bond Portfolio’s investment management fees were based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—	—
VA Global Moderate Allocation Portfolio (2)	0.28%	—	—	$287	$894
VA Equity Allocation Portfolio (3)	0.37%	0.27%	—	190	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2020, the Expense Limitation Amount was 0.18%.

(2)

Effective February 28, 2021, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.30% of the average net assets of such class of the Portfolio on an annualized basis. Prior to February 28, 2019, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, effective February 28, 2021, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2021, the Expense Limitation Amount was 0.40%.

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
VA International Value Portfolio	$13
VA International Small Portfolio	12
VA Global Bond Portfolio	2
VA Equity Allocation Portfolio	2

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$1
VA U.S. Large Value Portfolio	1
VA International Value Portfolio	1
VA International Small Portfolio	1
VA Short-Term Fixed Portfolio	3
VA Global Bond Portfolio	3
VIT Inflation-Protected Securities Portfolio	—
VA Global Moderate Allocation Portfolio	—
VA Equity Allocation Portfolio	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$126,717	$99,897
VA U.S. Large Value Portfolio	—	—	63,221	74,877
VA International Value Portfolio	—	—	79,202	56,519
VA International Small Portfolio	—	—	62,706	48,724
VA Short-Term Fixed Portfolio	$120,081	$144,566	33,266	71,812
VA Global Bond Portfolio	73,717	84,756	85,276	179,036
VIT Inflation-Protected Securities Portfolio	45,523	50,303	—	—
For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$22,228	$357,782	$336,536	$8	$8	$43,490	3,760	$1,942	—

Total	$22,228	$357,782	$336,536	$8	$8	$43,490	3,760	$1,942	—

VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$2,011	$21,832	$23,259	—	$1	$585	51	$44	—

Total	$2,011	$21,832	$23,259	—	$1	$585	51	$44	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
VA International Value Portfolio
The DFA Short Term Investment Fund	$20,183	$239,499	$238,017	$(4)	$7	$21,668	1,873	$1,006	—

Total	$20,183	$239,499	$238,017	$(4)	$7	$21,668	1,873	$1,006	—

VA International Small Portfolio
The DFA Short Term Investment Fund	$13,895	$41,155	$48,181	$2	$6	$6,877	595	$563	—

Total	$13,895	$41,155	$48,181	$2	$6	$6,877	595	$563	—

VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	$33,196	$318,379	$348,572	$6	$1	$3,010	260	$292	—

Total	$33,196	$318,379	$348,572	$6	$1	$3,010	260	$292	—

VA Global Bond Portfolio
The DFA Short Term Investment Fund	$5,100	$10,140	$14,765	—	$3	$478	41	$96	—

Total	$5,100	$10,140	$14,765	—	$3	$478	41	$96	—

VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$52,121	$8,618	$5,067	$80	$651	$56,403	1,989	$799	$1,460
DFA Selectively Hedged Global Fixed Income Portfolio	20,101	3,387	1,984	(126)	1,294	22,672	2,435	9	—
VA Global Bond Portfolio	20,103	3,947	2,043	(164)	827	22,670	2,265	338	—
International Core Equity Portfolio	18,284	1,364	1,272	(15)	2,004	20,365	1,505	595	—
U.S. Core Equity 1 Portfolio	18,404	1,909	904	(21)	521	19,909	632	290	447
Emerging Markets Core Equity Portfolio	7,988	793	211	(42)	988	9,516	468	289	—
DFA Two-Year Global Fixed Income Portfolio	8,149	1,353	378	(11)	193	9,306	953	213	—
VA Short-Term Fixed Portfolio	8,140	1,224	362	(3)	305	9,304	901	107	—
VA U.S. Large Value Portfolio	3,800	406	102	2	(187)	3,919	132	86	47
VA International Value Portfolio	2,080	165	105	5	235	2,380	184	90	25
DFA Real Estate Securities Portfolio	1,897	193	23	(8)	(273)	1,786	54	62	66
DFA International Real Estate Securities Portfolio	621	34	8	(2)	(23)	622	191	—	—

Total	$161,688	$23,393	$12,459	$(305)	$6,535	$178,852	11,709	$2,878	$2,045

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$27,416	$6,722	$3,067	$(304)	$913	$31,680	1,005	$444	$665
U.S. Large Company Portfolio	21,682	5,686	2,831	(398)	1,201	25,340	885	347	966
International Core Equity Portfolio	12,480	3,105	2,239	(103)	1,409	14,652	1,083	408	—
VA U.S. Targeted Value Portfolio	12,697	5,752	2,846	(103)	(1,239)	14,261	704	162	962
Emerging Markets Core Equity Portfolio	7,559	2,540	1,598	(117)	1,002	9,386	462	277	—
VA U.S. Large Value Portfolio	7,069	2,291	1,046	(17)	(348)	7,949	267	155	84
VA International Small Portfolio	3,809	1,163	617	(104)	269	4,520	427	114	78
VA International Value Portfolio	2,866	672	525	6	326	3,345	259	127	35
DFA Real Estate Securities Portfolio	1,817	463	219	(65)	(214)	1,782	54	60	63
DFA International Real Estate Securities Portfolio	593	131	59	(15)	(11)	639	196	—	—

Total	$97,988	$28,525	$15,047	$(1,220)	$3,308	$113,554	5,342	$2,094	$2,853

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, and distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA U.S. Targeted Value Portfolio
2022	$16,994	$26,336	—	$43,330
2023	8,909	38,440	—	47,349
VA U.S. Large Value Portfolio
2022	10,957	—	—	10,957
2023	14,159	7,662	—	21,821

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA International Value Portfolio
2022	$15,923	$—	—	$15,923
2023	15,605	4,337	—	19,942
VA International Small Portfolio
2022	13,089	16,016	—	29,105
2023	6,808	4,635	—	11,443
VA Short-Term Fixed Portfolio
2022	18	—	—	18
2023	4,223	—	—	4,223
VA Global Bond Portfolio
2022	2,982	—	—	2,982
2023	5,491	—	—	5,491
VIT Inflation-Protected Securities Portfolio
2022	10,568	1,677	—	12,245
2023	18,023	—	—	18,023
VA Global Moderate Allocation Portfolio
2022	3,107	5,497	—	8,604
2023	2,576	2,371	—	4,947
VA Equity Allocation Portfolio
2022	2,781	4,225	—	7,006
2023	1,899	2,729	—	4,628

As of October 31, 2023, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$10,366	$36,341	—	$35,635	$82,342
VA U.S. Large Value Portfolio	11,233	8,868	—	158,606	178,707
VA International Value Portfolio	19,242	3,599	—	(50)	22,791
VA International Small Portfolio	7,606	—	$(1,970)	(31,694)	(26,058)
VA Short-Term Fixed Portfolio	9,997	—	(4,256)	(669)	5,072
VA Global Bond Portfolio	9,939	—	(31,366)	(1,764)	(23,191)
VIT Inflation-Protected Securities Portfolio	6,235	—	(13,562)	(30,200)	(37,527)
VA Global Moderate Allocation Portfolio	1,710	1,867	—	33,778	37,355
VA Equity Allocation Portfolio	1,116	2,697	—	13,298	17,111

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
VA International Small Portfolio	$1,970	$1,970
VA Short-Term Fixed Portfolio	4,256	4,256
VA Global Bond Portfolio	31,366	31,366
VIT Inflation-Protected Securities Portfolio	13,562	13,562

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$526,301	$112,880	$(77,245)	$35,635
VA U.S. Large Value Portfolio	432,544	191,852	(33,246)	158,606
VA International Value Portfolio	440,828	51,939	(51,960)	(21)
VA International Small Portfolio	292,638	37,547	(69,223)	(31,676)
VA Short-Term Fixed Portfolio	352,532	99	(767)	(668)
VA Global Bond Portfolio	324,610	1,578	(3,317)	(1,739)
VIT Inflation-Protected Securities Portfolio	229,197	—	(30,200)	(30,200)
VA Global Moderate Allocation Portfolio	145,338	35,297	(1,519)	33,778
VA Equity Allocation Portfolio	100,257	13,959	(661)	13,298

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Forward Currency Contracts: The VA Global Bond Portfolio may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates, or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by

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the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
VA U.S. Targeted Value Portfolio	$—	$129
VA U.S. Large Value Portfolio	—	1,269
VA International Value Portfolio	—	1,253
VA International Small Portfolio	—	641
VA Global Bond Portfolio	210,554	—

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (1)
VA Global Bond Portfolio	$876	$876

	Liability Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (2)
VA Global Bond Portfolio	$(159)	$(159)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts *,(2)
VA U.S. Targeted Value Portfolio	$(46)	—	$(46)
VA U.S. Large Value Portfolio	$(79)	—	$(79)
VA International Value Portfolio	(183)	—	(183)
VA International Small Portfolio	30	—	30
VA Global Bond Portfolio	(5,367)	$(5,367)	—
VA Global Moderate Allocation Portfolio	18	—	18
VA Equity Allocation Portfolio	(5)	—	(5)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
VA U.S. Large Value Portfolio	$(10)	—	$(10)
VA International Value Portfolio	(12)	—	(12)
VA International Small Portfolio	(17)	—	(17)
VA Global Bond Portfolio	1,120	$1,120	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2023, there were no futures contracts outstanding. During the year ended October 31, 2023, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the VA Global Bond Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2023 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)			Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
VA Global Bond Portfolio
Morgan Stanley and Co. International	$186	$186	$(7)	—	—	$179	$7	$7	$(7)	—	—	—
HSBC Bank	1	1	(1)	—	—	—	8	8	(1)	—	—	$7
State Street Bank and Trust Company	260	260	(45)	—	—	215	45	45	(45)	—	—	—
Citibank, N.A	77	77	(56)	—	—	21	56	56	(56)	—	—	—
Bank of New York Mellon	67	67	—	—	—	67	—	—	—	—	—	—
Barclays Capital	5	5	(5)	—	—	—	14	14	(5)	—	—	9
Royal Bank of Scotland	279	279	(29)	—	—	250	29	29	(29)	—	—	—

Total	$875	$875	$(143)	—	—	$732	$159	$159	$(143)	—	—	$16

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable

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for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
VA U.S. Targeted Value Portfolio	5.39%	$838	27	$3	$1,732	—
VA U.S. Large Value Portfolio	5.51%	1,277	41	8	3,950	—
VA International Value Portfolio	5.66%	357	81	5	1,079	—
VA International Small Portfolio	5.56%	1,719	51	13	14,796	$59
VA Global Moderate Allocation Portfolio	5.55%	419	22	1	1,926	—
VA Equity Allocation Portfolio	5.55%	239	66	2	2,652	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2023.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
VA U.S. Targeted Value Portfolio	$20,845	$11,559	$2,043
VA U.S. Large Value Portfolio	13,885	14,488	(455)
VA International Value Portfolio	10,005	3,540	(199)
VA International Small Portfolio	9,948	5,474	684

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J. Securities Lending:

As of October 31, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
VA U.S. Targeted Value Portfolio	$5,164
VA U.S. Large Value Portfolio	637
VA International Value Portfolio	3,595
VA International Small Portfolio	5,477

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
VA U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks	$43,487	—	—	—	$43,487
VA U.S. Large Value Portfolio Common Stocks	585	—	—	—	585
VA International Value Portfolio Common Stocks, Preferred Stocks	21,668	—	—	—	21,668
VA International Small Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	6,882	—	—	—	6,882
VA Short-Term Fixed Portfolio Agency Obligations, Bonds, U.S. Treasury Obligations	3,010	—	—	—	3,010
VA Global Bond Portfolio Bonds	482	—	—	—	482

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

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M. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	6	66%
VA U.S. Large Value Portfolio	6	72%
VA International Value Portfolio	5	70%
VA International Small Portfolio	5	66%
VA Short-Term Fixed Portfolio	4	76%
VA Global Bond Portfolio	7	89%
VIT Inflation-Protected Securities Portfolio	4	78%
VA Global Moderate Allocation Portfolio	4	76%
VA Equity Allocation Portfolio	4	89%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio and VA International Small Portfolio and schedules of investments of VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio (nine of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T;(267), 330-3000, www.pwc.com/us

82

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

83

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 20200	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

85

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017- July 2017).

86

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

87

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investme nt Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

88

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA Entities (since 2017)

•   Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Chairman (since 2018) of

•   Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of • Dimensional Advisors Ltd. • Dimensional Fund Advisors Pte. Ltd. • Dimensional Hong Kong Limited

Vice President of

•   Dimensional Advisors Ltd. (since 2016)

•   Dimensional Hong Kong Limited (since 2016)

•   Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•   Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•   Dimensional Fund Advisors Pte. Ltd.

89

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019-2020) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•   the DFA Fund Complex

Executive Vice President (since January 2020) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Vice President (since 2020) of

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Ireland Limited

•   Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-June 2021) of

•   the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•   Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•   BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•   the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Canada ULC

•   DFA Securities LLC

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Holdings Inc.

•   Dimensional Hong Kong Limited

•   Dimensional Investment LLC

Vice President (since March 2021) of

•   Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•   Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020) and Treasurer (2003 – 2017) of

•   Lord Abbett Family of Funds

90

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•   Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•   all the DFA Entities

Vice President (since 2020) of

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•   all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•   all the DFA Entities (since 2015)

•   Dimensional Fund Advisors Ltd. (since 2015)

•   Dimensional ETF Trust (since 2020)

•   DFA Australia Limited (since 2020)

•   Dimensional Fund Advisors Canada ULC (since 2020)

•   Dimensional Ireland Limited (since 2020)

Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Vice President (since April 2022) of

•   Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•   OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

General Counsel of

•   all the DFA Entities (since 2001)

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

91

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC (since 2009)

•   DFA Canada LLC (since 2009)

•   Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Secretary of

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   DFA Securities LLC (since 2006)

•   Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   DFA Canada LLC (since 2009)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2014)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•   Dimensional Hong Kong Limited

Director of

•   Dimensional Australia Limited (since 2007)

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•   Dimensional Fund Advisors Ltd.

92

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•   the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•   DFA Fund Complex

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•   the DFA Fund Complex

Formerly, Director (2019-2021) of:

•   Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively) • Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•   DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•   the DFA Fund Complex

Vice President (since 2016) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•   the DFA Fund Complex

Vice President of

•   Dimensional Holdings Inc. (since 2016)

•   Dimensional Fund Advisors LP (since 2016)

•   Dimensional Investment LLC (since 2016)

•   DFA Securities LLC (since 2016)

•   Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

93

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

94

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
VA U.S. Targeted Value Portfolio	14%	4%	82%	—	—	100%	67%	78%	—	—	—	1%	—
VA U.S. Large Value Portfolio	65%	—	35%	—	—	100%	100%	100%	—	—	—	—	—
VA International Value Portfolio	78%	—	22%	—	—	100%	—	67%	—	6%	88%	—	—
VA International Small Portfolio	59%	—	41%	—	—	100%	—	85%	—	8%	93%	—	—
VA Short-Term Fixed Portfolio	100%	—	—	—	—	100%	—	—	30%	—	—	38%	—
VA Global Bond Portfolio	100%	—	—	—	—	100%	—	—	11%	—	—	19%	—
VIT Inflation-Protected Securities Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
VA Global Moderate Allocation Portfolio	51%	1%	48%	—	—	100%	26%	43%	6%	3%	37%	54%	59%
VA Equity Allocation Portfolio	41%	—	59%	—	—	100%	56%	84%	—	3%	41%	2%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

95

DFA103123-004A
00293584

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio

U.S. Small Cap Growth Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

Financial Highlights

(A)	Computed using average shares outstanding.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Growth Portfolio vs. Russell 1000® Growth Index October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	12.01%	12.08%	11.87%

U.S. Small Cap Growth Portfolio vs. Russell 2000® Growth Index October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	0.33%	7.29%	7.52%

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International Large Cap Growth Portfolio vs. MSCI World ex USA Growth Index (net dividends) October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	11.97%	5.28%	3.86%

International Small Cap Growth Portfolio vs. MSCI World ex USA Small Cap Growth Index (net dividends) October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	4.58%	1.79%	3.73%

3

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023

Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%

Total Return for 12 Months Ended October 31, 2023

Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

4

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%

5

Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

U.S. Large Cap Growth Portfolio

The U.S. Large Cap Growth Portfolio seeks to capture the returns of U.S. large-cap growth stocks. Additionally, the Portfolio generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price, and higher profitability within the U.S. large-cap growth universe. As of October 31, 2023, the Portfolio held approximately 130 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 12.01% for the Portfolio and 18.95% for the Russell 1000® Growth Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with higher profitability within the large-cap growth segment of the U.S. market detracted from relative performance, as these stocks generally underperformed. The Portfolio’s emphasis on stocks with smaller market capitalizations within the large-cap growth segment of the U.S. market also detracted from relative performance, as these stocks generally underperformed.

U.S. Small Cap Growth Portfolio

The U.S. Small Cap Growth Portfolio invests in a broadly diversified group of U.S. small-cap growth stocks, with an emphasis on those with higher profitability. The Portfolio also generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 540 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 0.33% for the Portfolio and -7.63% for the Russell 2000® Growth Index, the Portfolio’s benchmark. The Portfolio’s emphasis on small-cap growth stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks outperformed.

6

International Large Cap Growth Portfolio

The International Large Cap Growth Portfolio invests in developed ex U.S. large cap growth stocks. Additionally, the Portfolio generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher-profitability within the large-cap growth segment of developed ex U.S. markets. As of October 31, 2023, the Portfolio held approximately 500 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 11.97% for the Portfolio and 9.49% for the MSCI World ex USA Growth Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on higher-profitability growth stocks contributed positively to performance relative to the benchmark, as these stocks outperformed lower-profitability growth stocks in the developed ex U.S. market.

International Small Cap Growth Portfolio

The International Small Cap Growth Portfolio invests in developed ex U.S. small-cap growth stocks, with an emphasis on those with higher profitability. The Portfolio also generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,330 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 4.58% for the Portfolio and 1.36% for the MSCI World ex USA Small Cap Growth Index (net dividends), the Portfolio’s benchmark. With higher-profitability stocks generally outperforming lower-profitability stocks within growth stocks, the Portfolio’s greater emphasis on higher-profitability stocks contributed positively to performance relative to the benchmark. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,018.60	0.18%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

U.S. Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$962.60	0.32%	$1.58
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63

8

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
International Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$914.00	0.28%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43

International Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$883.00	0.48%	$2.28
Hypothetical 5% Annual Return	$1,000.00	$1,022.79	0.48%	$2.45

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Large Cap Growth Portfolio
Communication Services	0.4%
Consumer Discretionary	16.9%
Consumer Staples	12.1%
Energy	1.3%
Financials	11.3%
Health Care	12.1%
Industrials	15.9%
Information Technology	29.2%
Materials	0.8%

100.0%

U.S. Small Cap Growth Portfolio
Communication Services	2.6%
Consumer Discretionary	17.7%
Consumer Staples	6.3%
Energy	6.2%
Financials	8.1%
Health Care	10.0%
Industrials	28.0%
Information Technology	13.4%
Materials	7.1%
Real Estate	0.3%
Utilities	0.3%

100.0%

International Large Cap Growth Portfolio
Communication Services	5.4%
Consumer Discretionary	16.5%
Consumer Staples	12.1%
Energy	3.4%
Financials	5.9%
Health Care	13.3%
Industrials	21.5%
Information Technology	12.5%
Materials	6.8%
Real Estate	0.5%
Utilities	2.1%

100.0%

International Small Cap Growth Portfolio
Communication Services	4.0%
Consumer Discretionary	14.7%
Consumer Staples	9.4%
Energy	5.2%
Financials	5.8%
Health Care	6.8%
Industrials	25.3%
Information Technology	17.8%
Materials	8.0%
Real Estate	1.3%
Utilities	1.7%

100.0%

10

U.S. LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (0.4%)
Other Securities		$10,183,989	0.4%

CONSUMER DISCRETIONARY — (16.7%)
* Amazon.com, Inc.	872,958	116,181,980	4.3%
* Booking Holdings, Inc.	8,484	23,666,627	0.9%
Home Depot, Inc.	334,559	95,245,602	3.5%
Lowe’s Cos., Inc.	212,743	40,542,433	1.5%
NIKE, Inc., Class B	171,088	17,582,714	0.6%
Ross Stores, Inc.	215,158	24,951,873	0.9%
Starbucks Corp.	343,683	31,701,320	1.2%
TJX Cos., Inc.	193,089	17,005,348	0.6%
Other Securities		87,399,262	3.2%

TOTAL CONSUMER DISCRETIONARY		454,277,159	16.7%

CONSUMER STAPLES — (11.9%)
Coca-Cola Co.	810,109	45,763,057	1.7%
Costco Wholesale Corp.	77,038	42,558,873	1.6%
PepsiCo, Inc.	380,641	62,151,063	2.3%
Procter & Gamble Co.	482,160	72,338,465	2.7%
Sysco Corp.	300,060	19,950,989	0.7%
Other Securities		81,494,040	2.9%

TOTAL CONSUMER STAPLES		324,256,487	11.9%

ENERGY — (1.3%)
Cheniere Energy, Inc.	140,660	23,408,637	0.8%
Other Securities		12,560,395	0.5%

TOTAL ENERGY		35,969,032	1.3%

FINANCIALS — (11.2%)
Ameriprise Financial, Inc.	52,324	16,459,561	0.6%
Aon PLC, Class A	60,490	18,715,606	0.7%
Mastercard, Inc., Class A	273,601	102,969,736	3.8%
Visa, Inc., Class A	503,886	118,463,598	4.4%
Other Securities		46,255,109	1.7%

TOTAL FINANCIALS		302,863,610	11.2%

HEALTH CARE — (12.0%)
AbbVie, Inc.	562,217	79,373,796	2.9%
Amgen, Inc.	190,975	48,832,308	1.8%
Cencora, Inc.	97,705	18,090,081	0.7%
Eli Lilly & Co.	186,408	103,256,983	3.8%
* IDEXX Laboratories, Inc.	38,667	15,446,307	0.6%
Johnson & Johnson	112,287	16,656,654	0.6%
Zoetis, Inc.	98,882	15,524,474	0.6%
Other Securities		27,693,734	1.0%

TOTAL HEALTH CARE		324,874,337	12.0%

INDUSTRIALS — (15.8%)
Automatic Data Processing, Inc.	102,900	22,454,838	0.8%
* Boeing Co.	82,836	15,475,421	0.6%

11

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Caterpillar, Inc.	148,990	$33,679,189	1.2%
Honeywell International, Inc.	154,254	28,268,588	1.0%
Illinois Tool Works, Inc.	73,283	16,424,186	0.6%
Lockheed Martin Corp.	62,304	28,325,891	1.0%
Old Dominion Freight Line, Inc.	52,420	19,744,517	0.7%
Union Pacific Corp.	175,698	36,476,662	1.3%
United Parcel Service, Inc., Class B	227,354	32,113,752	1.2%
Verisk Analytics, Inc.	77,586	17,639,953	0.7%
Waste Management, Inc.	122,177	20,077,346	0.7%
WW Grainger, Inc.	29,829	21,770,099	0.8%
Other Securities		135,243,732	5.2%

TOTAL INDUSTRIALS		427,694,174	15.8%

INFORMATION TECHNOLOGY — (28.9%)
Accenture PLC, Class A	138,718	41,211,731	1.5%
* Adobe, Inc.	69,722	37,096,287	1.4%
Apple, Inc.	780,638	133,309,722	4.9%
Applied Materials, Inc.	237,183	31,391,170	1.2%
Broadcom, Inc.	123,213	103,667,722	3.8%
CDW Corp.	91,054	18,247,222	0.7%
KLA Corp.	44,582	20,940,165	0.8%
Lam Research Corp.	35,307	20,768,284	0.8%
Microsoft Corp.	455,423	153,983,070	5.7%
NVIDIA Corp.	97,487	39,755,199	1.5%
Oracle Corp.	745,382	77,072,499	2.8%
Texas Instruments, Inc.	266,371	37,827,346	1.4%
Other Securities		67,373,279	2.4%

TOTAL INFORMATION TECHNOLOGY		782,643,696	28.9%

MATERIALS — (0.8%)
Other Securities		21,463,019	0.8%

TOTAL COMMON STOCKS (Cost $1,506,431,841)		2,684,225,503	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	23,586,738	23,586,738	0.9%

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	321,217	3,715,515	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $1,533,734,094)		$2,711,527,756	100.0%

12

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of October 31, 2023, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	94	12/15/23	$21,103,429	$19,797,575	$(1,305,854)

Total Futures Contracts			$21,103,429	$19,797,575	$(1,305,854)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,183,989	—	—	$10,183,989
Consumer Discretionary	454,277,159	—	—	454,277,159
Consumer Staples	324,256,487	—	—	324,256,487
Energy	35,969,032	—	—	35,969,032
Financials	302,863,610	—	—	302,863,610
Health Care	324,874,337	—	—	324,874,337
Industrials	427,694,174	—	—	427,694,174
Information Technology	782,643,696	—	—	782,643,696
Materials	21,463,019	—	—	21,463,019
Temporary Cash Investments	23,586,738	—	—	23,586,738
Securities Lending Collateral	—	$3,715,515	—	3,715,515
Futures Contracts**	(1,305,854)	—	—	(1,305,854)

TOTAL	$2,706,506,387	$3,715,515	—	$2,710,221,902

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

13

U.S. SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.4%)
	Other Securities		$21,789,971	2.6%

CONSUMER DISCRETIONARY — (16.2%)
#	Brunswick Corp.	54,492	3,785,559	0.4%
#	Choice Hotels International, Inc.	34,922	3,858,881	0.5%
*	Grand Canyon Education, Inc.	31,916	3,776,620	0.4%
#	H&R Block, Inc.	141,271	5,799,175	0.7%
	Installed Building Products, Inc.	35,707	3,987,401	0.5%
	Murphy USA, Inc.	22,631	8,208,037	1.0%
	Texas Roadhouse, Inc.	47,337	4,806,599	0.6%
*	TopBuild Corp.	16,575	3,791,697	0.5%
	Wendy’s Co.	215,805	4,104,611	0.5%
	Wyndham Hotels & Resorts, Inc.	52,192	3,778,701	0.4%
	Other Securities		103,494,653	12.2%

TOTAL CONSUMER DISCRETIONARY			149,391,934	17.7%

CONSUMER STAPLES — (5.8%)
	Coca-Cola Consolidated, Inc.	7,675	4,884,447	0.6%
*	elf Beauty, Inc.	61,168	5,665,992	0.7%
	Inter Parfums, Inc.	33,118	4,209,629	0.5%
*	Sprouts Farmers Market, Inc.	117,824	4,950,964	0.6%
	Other Securities		33,146,842	3.9%

TOTAL CONSUMER STAPLES			52,857,874	6.3%

ENERGY — (5.7%)
#	EnLink Midstream LLC	347,900	4,275,691	0.5%
*	Weatherford International PLC	50,347	4,686,802	0.6%
	Other Securities		43,615,340	5.1%

TOTAL ENERGY			52,577,833	6.2%

FINANCIALS — (7.4%)
	Evercore, Inc., Class A	37,334	4,860,140	0.6%
	Kinsale Capital Group, Inc.	15,683	5,236,711	0.6%
	RLI Corp.	39,546	5,269,109	0.6%
	Other Securities		52,959,069	6.3%

TOTAL FINANCIALS			68,325,029	8.1%

HEALTH CARE — (9.2%)
*	CorVel Corp.	20,965	4,065,952	0.5%
*	DaVita, Inc.	50,240	3,880,035	0.5%
	Ensign Group, Inc.	50,176	4,847,002	0.6%
*	Option Care Health, Inc.	156,905	4,350,976	0.5%
*	Tenet Healthcare Corp.	75,659	4,062,888	0.5%
	Other Securities		63,230,007	7.4%

TOTAL HEALTH CARE			84,436,860	10.0%

INDUSTRIALS — (25.6%)
	AAON, Inc.	77,160	4,203,677	0.5%
	Allison Transmission Holdings, Inc.	89,446	4,509,867	0.5%
	Applied Industrial Technologies, Inc.	34,370	5,276,139	0.6%

14

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
* Atkore, Inc.	52,786	$6,560,244	0.8%
BWX Technologies, Inc.	62,035	4,607,960	0.6%
Comfort Systems USA, Inc.	35,901	6,528,597	0.8%
* ExlService Holdings, Inc.	161,475	4,216,112	0.5%
Federal Signal Corp.	65,908	3,825,300	0.5%
Maximus, Inc.	51,741	3,866,088	0.5%
MSA Safety, Inc.	25,672	4,053,095	0.5%
MSC Industrial Direct Co., Inc., Class A	43,440	4,115,940	0.5%
Science Applications International Corp.	47,653	5,205,614	0.6%
Simpson Manufacturing Co., Inc.	40,731	5,424,555	0.6%
Watts Water Technologies, Inc., Class A	23,210	4,015,562	0.5%
Other Securities		168,903,138	19.9%

TOTAL INDUSTRIALS		235,311,888	27.9%

INFORMATION TECHNOLOGY — (12.2%)
* Axcelis Technologies, Inc.	32,759	4,176,772	0.5%
Badger Meter, Inc.	35,327	4,894,556	0.6%
#* Fabrinet	40,287	6,244,485	0.7%
* Qualys, Inc.	39,013	5,967,038	0.7%
* Teradata Corp.	101,304	4,327,707	0.5%
Other Securities		86,842,820	10.3%

TOTAL INFORMATION TECHNOLOGY		112,453,378	13.3%

MATERIALS — (6.5%)
* Axalta Coating Systems Ltd.	150,580	3,949,713	0.5%
Cabot Corp.	63,305	4,208,516	0.5%
Eagle Materials, Inc.	33,514	5,158,140	0.6%
Graphic Packaging Holding Co.	274,265	5,899,440	0.7%
Louisiana-Pacific Corp.	95,154	4,879,497	0.6%
Olin Corp.	96,294	4,113,680	0.5%
# Silgan Holdings, Inc.	106,149	4,252,329	0.5%
Other Securities		27,316,525	3.2%

TOTAL MATERIALS		59,777,840	7.1%

REAL ESTATE — (0.3%)
Other Securities		2,893,042	0.3%

UTILITIES — (0.2%)
Other Security		2,195,621	0.3%

TOTAL COMMON STOCKS		842,011,270	99.8%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		53,333	0.0%

TOTAL PREFERRED STOCKS		53,333	0.0%

TOTAL INVESTMENT SECURITIES (Cost $653,015,599)		842,064,603

15

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	1,410,401	$1,410,401	0.2%

SECURITIES LENDING COLLATERAL — (8.4%)
@§ The DFA Short Term Investment Fund	6,648,154	76,899,202	9.1%

TOTAL INVESTMENTS—(100.0%) (Cost $731,327,372)		$920,374,206	109.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$21,789,971	—	—	$21,789,971
Consumer Discretionary	149,391,934	—	—	149,391,934
Consumer Staples	52,857,874	—	—	52,857,874
Energy	52,577,833	—	—	52,577,833
Financials	68,325,029	—	—	68,325,029
Health Care	84,436,860	—	—	84,436,860
Industrials	235,311,888	—	—	235,311,888
Information Technology	112,453,378	—	—	112,453,378
Materials	59,777,840	—	—	59,777,840
Real Estate	2,893,042	—	—	2,893,042
Utilities	2,195,621	—	—	2,195,621
Preferred Stocks
Communication Services	53,333	—	—	53,333
Temporary Cash Investments	1,410,401	—	—	1,410,401
Securities Lending Collateral	—	$76,899,202	—	76,899,202

TOTAL	$843,475,004	$76,899,202	—	$920,374,206

See accompanying Notes to Financial Statements.

16

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.4%)
BHP Group Ltd., Class DI	165,660	$4,689,416	0.8%
BHP Group Ltd., Class DI	71,676	2,038,090	0.4%
# BHP Group Ltd., Sponsored ADR	125,138	7,140,374	1.3%
Other Securities		22,901,673	4.1%

TOTAL AUSTRALIA		36,769,553	6.6%

AUSTRIA — (0.2%)
Other Securities		931,907	0.2%

BELGIUM — (0.6%)
Other Securities		3,439,980	0.6%

CANADA — (10.6%)
Alimentation Couche-Tard, Inc.	62,233	3,387,755	0.6%
# Canadian National Railway Co.	33,126	3,504,068	0.6%
# Canadian Natural Resources Ltd.	86,597	5,501,507	1.0%
Constellation Software, Inc.	2,145	4,300,070	0.8%
Other Securities		44,305,440	8.0%

TOTAL CANADA		60,998,840	11.0%

DENMARK — (4.2%)
Novo Nordisk AS, Class B	250,706	24,187,164	4.4%
Other Security		123,368	0.0%

TOTAL DENMARK		24,310,532	4.4%

FINLAND — (0.9%)
Other Securities		5,285,113	0.9%

FRANCE — (10.3%)
Airbus SE	61,794	8,285,101	1.5%
Hermes International SCA	2,735	5,103,031	0.9%
Kering SA	8,939	3,635,505	0.7%
L’Oreal SA	9,004	3,784,655	0.7%
LVMH Moet Hennessy Louis Vuitton SE	25,618	18,340,703	3.3%
Safran SA	17,700	2,765,085	0.5%
STMicroelectronics NV	65,906	2,512,343	0.5%
Other Securities		15,085,194	2.6%

TOTAL FRANCE		59,511,617	10.7%

GERMANY — (6.1%)
Deutsche Post AG	103,523	4,041,899	0.7%
Deutsche Telekom AG	148,448	3,221,866	0.6%
Infineon Technologies AG	102,695	2,999,742	0.5%
Siemens AG	44,476	5,901,914	1.1%
Other Securities		19,037,845	3.4%

TOTAL GERMANY		35,203,266	6.3%

HONG KONG — (1.8%)
AIA Group Ltd.	341,800	2,968,124	0.5%
Hong Kong Exchanges & Clearing Ltd.	89,890	3,144,590	0.6%

17

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$4,205,106	0.7%

TOTAL HONG KONG		10,317,820	1.8%

IRELAND — (0.4%)
Other Securities		2,286,539	0.4%

ISRAEL — (0.4%)
Other Securities		2,580,500	0.5%

ITALY — (2.1%)
Enel SpA	608,825	3,864,566	0.7%
Other Securities		8,312,769	1.5%

TOTAL ITALY		12,177,335	2.2%

JAPAN — (20.2%)
Fast Retailing Co. Ltd.	15,000	3,320,946	0.6%
Hitachi Ltd.	61,300	3,885,597	0.7%
Hoya Corp.	29,300	2,820,670	0.5%
KDDI Corp.	199,200	5,959,013	1.1%
Recruit Holdings Co. Ltd.	115,900	3,323,166	0.6%
Shin-Etsu Chemical Co. Ltd.	139,200	4,162,549	0.8%
SoftBank Corp.	223,400	2,525,952	0.5%
Sony Group Corp.	128,100	10,650,086	1.9%
Tokyo Electron Ltd.	41,100	5,430,858	1.0%
Other Securities		74,378,445	13.3%

TOTAL JAPAN		116,457,282	21.0%

NETHERLANDS — (3.3%)
ASML Holding NV	3,091	1,858,063	0.3%
ASML Holding NV	26,912	16,115,175	2.9%
Other Securities		1,259,198	0.3%

TOTAL NETHERLANDS		19,232,436	3.5%

NEW ZEALAND — (0.3%)
Other Securities		1,596,710	0.3%

NORWAY — (0.8%)
# Equinor ASA	85,376	2,862,076	0.5%
Other Securities		1,490,341	0.3%

TOTAL NORWAY		4,352,417	0.8%

PORTUGAL — (0.1%)
Other Securities		600,588	0.1%

SINGAPORE — (1.1%)
DBS Group Holdings Ltd.	121,512	2,919,121	0.5%
Other Securities		3,318,246	0.6%

TOTAL SINGAPORE		6,237,367	1.1%

SPAIN — (2.4%)
Telefonica SA	671,860	2,595,151	0.5%

18

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$11,078,320	2.0%

TOTAL SPAIN		13,673,471	2.5%

SWEDEN — (2.4%)
Atlas Copco AB, Class A	253,368	3,280,867	0.6%
Other Securities		10,539,665	1.9%

TOTAL SWEDEN		13,820,532	2.5%

SWITZERLAND — (7.6%)
Kuehne & Nagel International AG	13,818	3,726,212	0.7%
Nestle SA	125,894	13,576,249	2.5%
Partners Group Holding AG	2,457	2,601,628	0.5%
Roche Holding AG	2,525	688,090	0.1%
Roche Holding AG	59,588	15,356,397	2.8%
SGS SA	35,775	2,921,766	0.5%
Other Securities		4,818,365	0.8%

TOTAL SWITZERLAND		43,688,707	7.9%

UNITED KINGDOM — (13.0%)
Ashtead Group PLC	95,067	5,452,324	1.0%
AstraZeneca PLC, Sponsored ADR	85,917	5,432,532	1.0%
# Diageo PLC, Sponsored ADR	23,354	3,584,839	0.7%
Experian PLC	129,136	3,917,830	0.7%
GSK PLC	106,170	1,892,667	0.3%
GSK PLC, Sponsored ADR	131,363	4,689,638	0.8%
Imperial Brands PLC	193,375	4,119,692	0.7%
RELX PLC	71,813	2,505,572	0.5%
Rio Tinto PLC	60,650	3,869,498	0.7%
Rio Tinto PLC, Sponsored ADR	43,071	2,771,188	0.5%
Unilever PLC	712	33,721	0.0%
# Unilever PLC, Sponsored ADR	161,292	7,637,176	1.4%
Other Securities		28,829,942	5.1%

TOTAL UNITED KINGDOM		74,736,619	13.4%

UNITED STATES — (0.1%)
Other Security		475,482	0.1%

TOTAL COMMON STOCKS		548,684,613	98.8%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		1,691,589	0.3%

TOTAL INVESTMENT SECURITIES (Cost $452,572,035)		550,376,202

		Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	2,168,210	25,079,680	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $477,652,035)		$575,455,882	103.6%

19

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of October 31, 2023, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	7	12/15/23	$1,472,412	$1,474,287	$1,875

Total Futures Contracts			$1,472,412	$1,474,287	$1,875

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,140,374	$29,629,179	—	$36,769,553
Austria	—	931,907	—	931,907
Belgium	339,969	3,100,011	—	3,439,980
Canada	60,998,840	—	—	60,998,840
Denmark	—	24,310,532	—	24,310,532
Finland	39,793	5,245,320	—	5,285,113
France	165,061	59,346,556	—	59,511,617
Germany	596,035	34,607,231	—	35,203,266
Hong Kong	—	10,317,820	—	10,317,820
Ireland	—	2,286,539	—	2,286,539
Israel	621,020	1,959,480	—	2,580,500
Italy	1,748,607	10,428,728	—	12,177,335
Japan	—	116,457,282	—	116,457,282
Netherlands	16,115,175	3,117,261	—	19,232,436
New Zealand	—	1,596,710	—	1,596,710
Norway	—	4,352,417	—	4,352,417
Portugal	—	600,588	—	600,588
Singapore	—	6,237,367	—	6,237,367
Spain	—	13,673,471	—	13,673,471
Sweden	—	13,820,532	—	13,820,532
Switzerland	—	43,688,707	—	43,688,707
United Kingdom	25,448,762	49,287,857	—	74,736,619
United States	—	475,482	—	475,482
Preferred Stocks
Germany	—	1,691,589	—	1,691,589
Securities Lending Collateral	—	25,079,680	—	25,079,680
Futures Contracts**	1,875	—	—	1,875

TOTAL	$113,215,511	$462,242,246	—	$575,457,757

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

20

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (96.8%)
	AUSTRALIA — (7.5%)
	Other Securities		$17,736,424	7.6%

	AUSTRIA — (1.1%)
	ANDRITZ AG	23,921	1,101,062	0.5%
	Other Securities		1,606,200	0.7%

	TOTAL AUSTRIA		2,707,262	1.2%

	BELGIUM — (1.6%)
	Lotus Bakeries NV	126	933,452	0.4%
	Other Securities		2,870,131	1.2%

	TOTAL BELGIUM		3,803,583	1.6%

	CANADA — (11.3%)
*	ATS Corp.	25,328	852,942	0.4%
	Boyd Group Services, Inc.	5,138	875,989	0.4%
	Enerplus Corp.	73,802	1,247,992	0.5%
	Finning International, Inc.	49,721	1,332,347	0.6%
	Parkland Corp.	50,753	1,536,040	0.7%
	PrairieSky Royalty Ltd.	60,896	1,069,275	0.5%
	Premium Brands Holdings Corp.	12,536	807,077	0.3%
	Stella-Jones, Inc.	15,153	793,736	0.3%
	Other Securities		18,359,088	7.8%

	TOTAL CANADA		26,874,486	11.5%

	DENMARK — (2.2%)
	Ringkjoebing Landbobank AS	7,016	956,272	0.4%
	Royal Unibrew AS	17,211	1,245,022	0.5%
	Other Securities		3,146,928	1.4%

	TOTAL DENMARK		5,348,222	2.3%

	FINLAND — (1.9%)
	Kesko OYJ, Class B	59,117	999,757	0.4%
	Orion OYJ, Class B	27,053	1,076,317	0.5%
	Other Securities		2,451,514	1.0%

	TOTAL FINLAND		4,527,588	1.9%

	FRANCE — (4.6%)
	Alten SA	9,179	1,084,297	0.5%
	Gaztransport Et Technigaz SA	9,196	1,176,261	0.5%
Ω	La Francaise des Jeux SAEM	29,328	946,031	0.4%
*	SOITEC	7,699	1,149,145	0.5%
	Sopra Steria Group SACA	5,081	912,223	0.4%
	Technip Energies NV	37,394	819,293	0.4%
*	Ubisoft Entertainment SA	26,647	759,807	0.3%
	Other Securities		4,030,801	1.7%

	TOTAL FRANCE		10,877,858	4.7%

	GERMANY — (6.1%)
	Bechtle AG	22,343	998,571	0.4%

21

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (Continued)
	CTS Eventim AG & Co. KGaA	16,943	$1,025,833	0.5%
	GEA Group AG	32,311	1,105,050	0.5%
*	HelloFresh SE	37,507	820,398	0.4%
	Hugo Boss AG	16,811	983,191	0.4%
	Other Securities		9,668,756	4.1%

	TOTAL GERMANY		14,601,799	6.3%

	HONG KONG — (2.0%)
*Ω	Samsonite International SA	327,900	1,015,545	0.5%
	Other Securities		3,764,707	1.6%

	TOTAL HONG KONG		4,780,252	2.1%

	IRELAND — (0.4%)
	Other Securities		936,837	0.4%

	ISRAEL — (0.8%)
	Other Securities		1,953,948	0.8%

	ITALY — (3.8%)
	Amplifon SpA	35,115	992,471	0.4%
	Azimut Holding SpA	38,489	810,998	0.4%
	Brunello Cucinelli SpA	11,735	943,937	0.4%
	Interpump Group SpA	18,929	791,503	0.3%
	Other Securities		5,551,534	2.4%

	TOTAL ITALY		9,090,443	3.9%

	JAPAN — (24.1%)
	Other Securities		57,360,504	24.6%

	NETHERLANDS — (2.1%)
	BE Semiconductor Industries NV	19,776	2,042,855	0.9%
	Other Securities		2,892,462	1.2%

	TOTAL NETHERLANDS		4,935,317	2.1%

	NEW ZEALAND — (0.3%)
	Other Securities		676,725	0.3%

	NORWAY — (1.1%)
	Other Securities		2,710,484	1.2%

	PORTUGAL — (0.3%)
	Other Securities		716,913	0.3%

	SINGAPORE — (0.8%)
	Other Securities		1,969,536	0.8%

	SPAIN — (2.2%)
	Other Securities		5,248,817	2.3%

	SWEDEN — (2.0%)
	Other Securities		4,714,897	2.0%

22

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (7.8%)
	Belimo Holding AG	3,044	$1,281,576	0.5%
*	Dufry AG	23,523	824,581	0.4%
	Georg Fischer AG	25,875	1,342,689	0.6%
	Siegfried Holding AG	1,437	1,139,568	0.5%
	Temenos AG	20,126	1,449,989	0.6%
Ω	VAT Group AG	5,642	2,000,763	0.9%
	Other Securities		10,420,106	4.4%

	TOTAL SWITZERLAND		18,459,272	7.9%

	UNITED KINGDOM — (12.8%)
*	Babcock International Group PLC	201,649	959,451	0.4%
	Britvic PLC	88,023	897,886	0.4%
	Computacenter PLC	24,476	765,550	0.3%
	Diploma PLC	30,356	1,052,467	0.5%
	Games Workshop Group PLC	8,702	1,046,263	0.4%
	Greggs PLC	33,984	980,222	0.4%
	Howden Joinery Group PLC	115,258	895,105	0.4%
	IMI PLC	53,225	950,547	0.4%
	Inchcape PLC	109,083	884,387	0.4%
*	Indivior PLC	47,014	901,383	0.4%
	Rotork PLC	221,063	790,504	0.3%
	RS Group PLC	97,423	803,976	0.3%
	Other Securities		19,642,742	8.5%

	TOTAL UNITED KINGDOM		30,570,483	13.1%

	TOTAL COMMON STOCKS		230,601,650	98.9%

	PREFERRED STOCKS — (0.4%)
	GERMANY — (0.4%)
	Other Securities		905,385	0.4%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
	Other Security		130	0.0%

	SPAIN — (0.0%)
	Other Security		20,126	0.0%

	TOTAL RIGHTS/WARRANTS		20,256	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $240,481,129)		231,527,291

			Value†
	SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	574,791	6,648,606	2.9%

	TOTAL INVESTMENTS—(100.0%) (Cost $247,129,838)		$238,175,897	102.2%

23

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	—	$17,701,143	$35,281		$17,736,424
Austria	$26,975	2,680,287	—		2,707,262
Belgium	389,068	3,414,515	—		3,803,583
Canada	26,719,244	155,242	—		26,874,486
Denmark	—	5,348,222	—		5,348,222
Finland	—	4,527,588	—		4,527,588
France	—	10,877,858	—		10,877,858
Germany	88,206	14,513,593	—		14,601,799
Hong Kong	—	4,780,252	—		4,780,252
Ireland	—	936,837	—		936,837
Israel	161,163	1,792,785	—		1,953,948
Italy	—	9,090,443	—		9,090,443
Japan	—	57,360,504	—		57,360,504
Netherlands	—	4,935,317	—		4,935,317
New Zealand	—	676,725	—		676,725
Norway	—	2,710,484	—		2,710,484
Portugal	—	716,913	—		716,913
Singapore	—	1,939,652	29,884		1,969,536
Spain	—	5,248,817	—		5,248,817
Sweden	—	4,714,897	—		4,714,897
Switzerland	—	18,459,272	—		18,459,272
United Kingdom	—	30,570,483	—		30,570,483
Preferred Stocks
Germany	—	905,385	—		905,385
Rights/Warrants
Australia	—	130	—		130
Spain	—	20,126	—		20,126
Securities Lending Collateral	—	6,648,606	—		6,648,606

TOTAL	$27,384,656	$210,726,076	$65,165	^	$238,175,897

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

24

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $3,670, $90,288, $27,706 and $12,606 of securities on loan, respectively)	$2,684,225	$842,065	$550,376	$231,527
Temporary Cash Investments at Value & Cost	23,587	1,410	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,716, $76,901, $25,080 and $6,649, respectively)	3,716	76,899	25,080	6,649
Segregated Cash for Futures Contracts	1,053	—	78	—
Foreign Currencies at Value	—	—	773	327
Cash	—	—	1,798	—
Receivables:
Investment Securities Sold	1,867	5,195	204	531
Dividends and Interest	3,118	173	2,172	838
Securities Lending Income	1	18	9	19
Fund Shares Sold	2,369	1,099	713	118
Futures Margin Variation	124	—	9	—
Prepaid Expenses and Other Assets	26	13	5	3

Total Assets	2,720,086	926,872	581,217	240,012

LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,715	76,915	25,087	6,659
Investment Securities Purchased	2,534	767	—	—
Fund Shares Redeemed	2,822	5,469	342	61
Due to Advisor	351	210	109	79
Line of Credit	—	—	—	127
Accrued Expenses and Other Liabilities	130	60	51	34

Total Liabilities	9,552	83,421	25,589	6,960

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$2,710,534	$843,451	$555,628	$233,052

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,710,534; $843,451; $555,628 and $233,052 and shares outstanding of 98,035,838, 39,356,817, 40,297,723 and 18,194,627, respectively, $0.01 Par Value (1)	$27.65	$21.43	$13.79	$12.81

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,506,431	$653,016	$452,572	$240,481

Foreign Currencies at Cost	$—	$—	$779	$327

NET ASSETS CONSIST OF:
Paid-In Capital	$1,514,891	$655,354	$494,267	$261,713
Total Distributable Earnings (Loss)	1,195,643	188,097	61,361	(28,661)

NET ASSETS	$2,710,534	$843,451	$555,628	$233,052

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio#	U.S. Small Cap Growth Portfolio#	International Large Cap Growth Portfolio#	International Small Cap Growth Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9, $14, $1,463 and $680, respectively)	$46,398	$10,118	$14,458	$6,372
Income from Securities Lending, Net	7	211	172	298

Total Investment Income	46,405	10,329	14,630	6,670

Fund Expenses
Investment Management Fees	3,949	2,479	1,387	1,027
Accounting & Transfer Agent Fees	504	173	122	35
Custodian Fees	27	25	42	43
Filing Fees	75	40	47	23
Shareholders’ Reports	70	48	43	35
Directors’/Trustees’ Fees & Expenses	18	6	5	3
Professional Fees	39	13	15	8
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	91
Other	57	25	39	13

Total Fund Expenses	4,739	2,809	1,700	1,278

Fees Paid Indirectly (Note C)	—	—	14	7

Net Expenses	4,739	2,809	1,686	1,271

Net Investment Income (Loss)	41,666	7,520	12,944	5,399

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	25,339	(1,982)	185	(14,934)
Affiliated Investment Companies Shares Sold	—	6	4	1
Futures	240	(38)	104	(22)
Foreign Currency Transactions	—	—	(77)	(85)
In-Kind Redemptions	55,659	26,707	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	159,714	(31,274)	52,482	21,771
Affiliated Investment Companies Shares	1	17	13	6
Futures	(586)	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	102	29

Net Realized and Unrealized Gain (Loss)	240,367	(6,564)	52,813	6,766

Net Increase (Decrease) in Net Assets Resulting from Operations	$282,033	$956	$65,757	$12,165

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio		International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,666	$36,505	$7,520	$6,274	$12,944	$15,059	$5,399	$6,030
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	25,339	175,066	(1,982)	28,764	185	(8,370)	(14,934)	(4,659)
Affiliated Investment Companies Shares Sold	—	—	6	(7)	4	(5)	1	(8)
Futures	240	(2,306)	(38)	28	104	(113)	(22)	187
Foreign Currency Transactions	—	—	—	—	(77)	(232)	(85)	(402)
In-Kind Redemptions	55,659	—	26,707	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	159,714	(527,315)	(31,274)	(164,632)	52,482	(182,129)	21,771	(119,687)
Affiliated Investment Companies Shares	1	(1)	17	(22)	13	(17)	6	(7)
Futures	(586)	(1,201)	—	—	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	102	(121)	29	(40)

Net Increase (Decrease) in Net Assets Resulting from Operations	282,033	(319,252)	956	(129,595)	65,757	(175,928)	12,165	(118,586)

Distributions:
Institutional Class Shares	(191,311)	(214,344)	(32,837)	(73,212)	(12,405)	(14,738)	(5,268)	(21,988)
Capital Share Transactions (1):
Shares Issued	763,551	492,119	238,555	222,618	88,698	210,385	39,424	168,797
Shares Issued in Lieu of Cash Distributions	189,376	213,154	32,314	72,506	12,372	14,708	5,185	21,677
Shares Redeemed	(688,429)	(758,820)	(224,554)	(247,929)	(121,702)	(173,920)	(56,577)	(79,244)

Net Increase (Decrease) from Capital Share Transactions	264,498	(53,547)	46,315	47,195	(20,632)	51,173	(11,968)	111,230

Total Increase (Decrease) in Net Assets	355,220	(587,143)	14,434	(155,612)	32,720	(139,493)	(5,071)	(29,344)
Net Assets
Beginning of Year	2,355,314	2,942,457	829,017	984,629	522,908	662,401	238,123	267,467

End of Year	$2,710,534	$2,355,314	$843,451	$829,017	$555,628	$522,908	$233,052	$238,123

(1) Shares Issued and Redeemed:
Shares Issued	27,461	17,487	10,457	9,715	6,110	14,773	2,793	9,552
Shares Issued in Lieu of Cash Distributions	7,071	6,764	1,465	2,809	839	1,071	369	1,282
Shares Redeemed	(24,761)	(25,861)	(9,893)	(10,393)	(8,249)	(12,414)	(4,010)	(5,137)

Net Increase (Decrease) from Shares Issued and Redeemed	9,771	(1,610)	2,029	2,131	(1,300)	3,430	(848)	5,697

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $ 0, $0 and $ 0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $ 0, $0 and $ 0, respectively.

See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio					U.S. Small Cap Growth Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$26.68	$32.74	$24.35	$22.13	$19.78	$22.21	$27.98	$18.67	$18.50	$18.19

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.41	0.40	0.39	0.38	0.19	0.17	0.16	0.12	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	2.67	(4.02)	8.37	2.41	2.81	(0.09)	(3.83)	9.30	0.27	1.00

Total from Investment Operations	3.11	(3.61)	8.77	2.80	3.19	0.10	(3.66)	9.46	0.39	1.15

Less Distributions:
Net Investment Income	(0.39)	(0.38)	(0.38)	(0.38)	(0.35)	(0.19)	(0.17)	(0.15)	(0.12)	(0.15)
Net Realized Gains	(1.75)	(2.07)	—	(0.20)	(0.49)	(0.69)	(1.94)	—	(0.10)	(0.69)

Total Distributions	(2.14)	(2.45)	(0.38)	(0.58)	(0.84)	(0.88)	(2.11)	(0.15)	(0.22)	(0.84)

Net Asset Value, End of Year	$27.65	$26.68	$32.74	$24.35	$22.13	$21.43	$22.21	$27.98	$18.67	$18.50

Total Return	12.01%	(12.12%)	36.20%	12.89%	16.87%	0.33%	(14.10%)	50.76%	2.23%	7.04%

Net Assets, End of Year (thousands)	$2,710,534	$2,355,314	$2,942,457	$2,393,740	$2,196,279	$843,451	$829,017	$984,629	$694,814	$621,629
Ratio of Expenses to Average Net Assets	0.18%	0.18%	0.18%	0.19%	0.20%	0.32%	0.33%	0.37%	0.38%	0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.18%	0.18%	0.18%	0.19%	0.20%	0.32%	0.33%	0.37%	0.38%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.43%	1.35%	1.69%	1.83%	0.85%	0.74%	0.64%	0.68%	0.84%
Portfolio Turnover Rate	13%	13%	11%	20%	11%	25%	30%	29%	32%	24%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio					International Small Cap Growth Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$12.57	$17.35	$13.40	$13.30	$11.83	$12.50	$20.04	$14.79	$14.23	$13.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31	0.38	0.31	0.23	0.30	0.29	0.33	0.27	0.19	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	1.21	(4.80)	3.93	0.09	1.46	0.31	(6.67)	5.23	0.62	0.69

Total from Investment Operations	1.52	(4.42)	4.24	0.32	1.76	0.60	(6.34)	5.50	0.81	0.99

Less Distributions:
Net Investment Income	(0.30)	(0.36)	(0.29)	(0.22)	(0.29)	(0.29)	(0.29)	(0.25)	(0.18)	(0.28)
Net Realized Gains	—	—	—	—	—	—	(0.91)	—	(0.07)	(0.40)

Total Distributions	(0.30)	(0.36)	(0.29)	(0.22)	(0.29)	(0.29)	(1.20)	(0.25)	(0.25)	(0.68)

Net Asset Value, End of Year	$13.79	$12.57	$17.35	$13.40	$13.30	$12.81	$12.50	$20.04	$14.79	$14.23

Total Return	11.97%	(25.63%)	31.77%	2.50%	15.01%	4.58%	(33.14%)	37.31%	5.75%	7.64%

Net Assets, End of Year (thousands)	$555,628	$522,908	$662,401	$523,019	$414,117	$233,052	$238,123	$267,467	$215,690	$206,913
Ratio of Expenses to Average Net Assets	0.28%	0.29%	0.30%	0.29%	0.29%	0.48%	0.53%	0.55%	0.55%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.28%	0.29%	0.30%	0.30%	0.33%	0.49%	0.53%	0.56%	0.58%	0.61%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.55%	1.86%	1.78%	2.39%	2.05%	2.10%	1.45%	1.35%	2.21%
Portfolio Turnover Rate	15%	17%	14%	17%	20%	23%	32%	24%	34%	35%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and two operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

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The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

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The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the year ended October 31, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Cap Growth Portfolio	0.15%
U.S. Small Cap Growth Portfolio	0.28%
International Large Cap Growth Portfolio	0.23%
International Small Cap Growth Portfolio	0.39%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

During the year ended October 31, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously

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waived fees/expenses assumed) during the year ended October 31, 2023 and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023 are also reflected below (amounts in thousands). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Cap Growth Portfolio	0.20%	—	—	—
U.S. Small Cap Growth Portfolio	0.40%	—	—	—
International Large Cap Growth Portfolio	0.30%	—	—	—
International Small Cap Growth Portfolio (1)	0.52%	$91	—	—

(1)	Prior to February 28, 2022, the Expense Limitation Amount for International Small Cap Growth Portfolio was 0.55%.

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Large Cap Growth Portfolio	$14
International Small Cap Growth Portfolio	7

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Growth Portfolio	$3
U.S. Small Cap Growth Portfolio	1
International Large Cap Growth Portfolio	1
International Small Cap Growth Portfolio	—

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E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Large Cap Growth Portfolio	—	—	$576,807	$340,680
U.S. Small Cap Growth Portfolio	—	—	296,647	220,220
International Large Cap Growth Portfolio	—	—	88,791	109,338
International Small Cap Growth Portfolio	—	—	60,437	70,184

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$4,051	$89,056	$89,392	—	$1	$3,716	321	$163	—

Total	$4,051	$89,056	$89,392	—	$1	$3,716	321	$163	—

U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$49,339	$744,946	$717,409	$6	$17	$76,899	6,648	$4,607	—

Total	$49,339	$744,946	$717,409	$6	$17	$76,899	6,648	$4,607	—

International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$30,397	$276,510	$281,844	$4	$13	$25,080	2,168	$1,344	—

Total	$30,397	$276,510	$281,844	$4	$13	$25,080	2,168	$1,344	—

International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$14,101	$53,287	$60,746	$1	$6	$6,649	575	$484	—

Total	$14,101	$53,287	$60,746	$1	$6	$6,649	575	$484	—

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Growth Portfolio
2022	$33,452	$180,892	—	$214,344
2023	37,370	153,941	—	191,311
U.S. Small Cap Growth Portfolio
2022	9,615	63,597	—	73,212
2023	7,163	25,673	—	32,836
International Large Cap Growth Portfolio
2022	14,738	—	—	14,738
2023	12,405	—	—	12,405
International Small Cap Growth Portfolio
2022	7,633	14,355	—	21,988
2023	5,268	—	—	5,268

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio	$(4,167)	$(7,291)	$(11,458)
U.S. Small Cap Growth Portfolio	(335)	—	(335)
International Large Cap Growth Portfolio	(268)	—	(268)
International Small Cap Growth Portfolio	(253)	—	(253)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Cap Growth Portfolio	$132	$17,700	—	$1,177,813	$1,195,645
U.S. Small Cap Growth Portfolio	—	—	$(1,950)	190,048	188,098
International Large Cap Growth Portfolio	753	—	(37,053)	97,661	61,361
International Small Cap Growth Portfolio	1,352	—	(20,081)	(9,930)	(28,659)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Small Cap Growth Portfolio	$1,950	$1,950
International Large Cap Growth Portfolio	37,053	37,053
International Small Cap Growth Portfolio	20,081	20,081

During the year ended October 31, 2023, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

International Large Cap Growth Portfolio	$223

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Growth Portfolio	$1,533,715	$1,202,757	$(24,945)	$1,177,812
U.S. Small Cap Growth Portfolio	730,326	223,440	(33,392)	190,048
International Large Cap Growth Portfolio	477,783	124,465	(26,791)	97,674
International Small Cap Growth Portfolio	248,093	28,665	(38,582)	(9,917)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

Futures*
U.S. Large Cap Growth Portfolio	$18,489
U.S. Small Cap Growth Portfolio	112
International Large Cap Growth Portfolio	552
International Small Cap Growth Portfolio	351

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Equity Contracts *,(1)
International Large Cap Growth Portfolio	$2	$2

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	Liability Derivatives Value
	Total Value at October 31, 2023	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$(1,306)	$(1,306)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$240	$240
U.S. Small Cap Growth Portfolio	(38)	(38	)*
International Large Cap Growth Portfolio	104	104
International Small Cap Growth Portfolio	(22)	(22	)*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$(586)	$(586)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2023, there were no futures contracts outstanding. During the year ended October 31, 2023, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment

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limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
U.S. Small Cap Growth Portfolio	5.61%	$845	15	$2	$3,132	—
International Large Cap Growth Portfolio	5.41%	1,325	26	6	7,422	—
International Small Cap Growth Portfolio	5.52%	388	66	4	2,975	$127

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
International Large Cap Growth Portfolio	Borrower	5.44%	$22,728	4	$14	$23,021	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that the Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

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For the year ended October 31, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$89,431	$59,432	$3,716
U.S. Small Cap Growth Portfolio	40,439	66,684	(14,916)
International Large Cap Growth Portfolio	24,773	34,569	(921)
International Small Cap Growth Portfolio	11,769	13,623	(2,132)

J. Securities Lending:

As of October 31, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Small Cap Growth Portfolio	$14,742
International Large Cap Growth Portfolio	3,483
International Small Cap Growth Portfolio	6,681

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio with securities on loan’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

40

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Cap Growth Portfolio Common Stocks	$3,715	—	—	—	$3,715
U.S. Small Cap Growth Portfolio Common Stocks	76,915	—	—	—	76,915
International Large Cap Growth Portfolio Common Stocks	25,087	—	—	—	25,087
International Small Cap Growth Portfolio Common Stocks	6,659	—	—	—	6,659

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the year ended October 31, 2023, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:

U.S. Large Cap Growth Portfolio	$55,659
U.S. Small Cap Growth Portfolio	26,707

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form

41

N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

N. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Cap Growth Portfolio	3	80%
U.S. Small Cap Growth Portfolio	2	72%
International Large Cap Growth Portfolio	2	84%
International Small Cap Growth Portfolio	3	88%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. ReFlow Liquidity Program

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in a Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

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During the year ended October 31, 2023, the Portfolios’ activity in the program was as follows (amounts in thousands):

	Value of Cash and Value of Securities Sold		Shares Sold	Service Fees
U.S. Large Cap Growth Portfolio	—	*	—	$4
U.S. Small Cap Growth Portfolio	$5,221		243	7

*	U.S. Large Cap Growth Portfolio only had purchases during the year.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

45

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011-2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

47

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

48

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

49

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

51

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

52

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Chief Financial Officer (2017 - 2020) and Treasurer (2003 – 2017) of • Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Vice President (since April 2022) of

•  Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

53

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•  Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

54

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•  the DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•  the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•  the DFA Fund Complex

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President of

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

55

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelvemonth period beginning July 1st and ending June 30th.

56

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Large Cap Growth Portfolio	20%	—	80%	—	—	100%	100%	100%	—	—	—	3%	—
U.S. Small Cap Growth Portfolio	22%	—	78%	—	—	100%	94%	100%	—	—	—	1%	—
International Large Cap Growth Portfolio	100%	—	—	—	—	100%	—	94%	—	9%	100%	—	—
International Small Cap Growth Portfolio	100%	—	—	—	—	100%	—	98%	—	9%	95%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

57

DFA103123-011A 00293589

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the Portfolio and its pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional Retirement Income Fund vs.

S&P Global BMI Index (net dividends),

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms

November 2, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	3.39%	3.41%	3.13%

2

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023
Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%

Total Return for 12 Months Ended October 31, 2023
Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023
Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

3

Total Return for 12 Months Ended October 31, 2023
Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023
Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023
Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%

4

Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2023

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2023. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also generally increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2023. For example, the Bloomberg Global Treasury Bond Index 1-3 Years (hedged to USD) returned 3.63%, while the Bloomberg Global Treasury Bond Index 10+ Years (hedged to USD) returned -4.02%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned 2.89%, while the Bloomberg U.S. Treasury Bond Index 10+ Years returned -8.50%.

	October 31, 2022	October 31, 2023	Change
One-Month Treasury Bill (yield)	3.73%	5.56%	1.83%
Ten-Year U.S. Treasury Notes (yield)	4.10%	4.88%	0.78%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

5

During the period under review, within the taxable bond market, the ultrashort- and short-term Portfolios employing a variable maturity approach were generally positioned toward the shorter end of their eligible maturity ranges as short-term bonds generally exhibited higher expected returns, reflecting a generally flat to inverted ultrashort- to short-term segment of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally flat to inverted in their short-term segments but were slightly upwardly sloped in their intermediate- to long-term segments. Realized term premiums were negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads were relatively wide over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally maintained their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period, but were generally below their maximum allowable weights. Realized credit premiums were positive, as corporate bonds outperformed their government bond counterparts. Both corporate and government bonds outperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were mixed for municipal securities during the period, with intermediate-term municipal bonds generally underperforming shorter- and longer-term municipal bonds.

Dimensional Retirement Income Fund

The Dimensional Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S. Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA One-Year Fixed Income Portfolio and the DFA Inflation-Protected Securities Portfolio (collectively, the “Fixed Income Underlying Funds”). The Portfolio has a target allocation of approximately 15% to 25% to Equity Underlying Funds and 75% to 85% to Fixed Income Underlying Funds. The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2023, the total return was 3.39% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

6

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the Fixed Income Underlying Funds collectively underperformed the fixed income benchmark for the period. The Fixed Income Underlying funds had a weighted average duration of approximately 4.34 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. The Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities during the period.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$980.50	0.19%	$0.95
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

8

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUND OF FUNDS

Affiliated Investment Companies
Dimensional Retirement Income Fund	100.0%

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DIMENSIONAL RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,233,033	$33,591,211
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,203,843	22,479,198
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	167,864	4,804,280
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	152,184	4,795,317
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	81,948	1,912,670
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	59,133	1,201,582
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	70,855	958,675

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $71,701,059)		$69,742,933

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $28,138)	28,138	28,138

TOTAL INVESTMENTS — (100.0%) (Cost $71,729,197)		$69,771,071

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$69,742,933	—	—	$69,742,933
Temporary Cash Investments	28,138	—	—	28,138

TOTAL	$69,771,071	—	—	$69,771,071

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

Dimensional Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$69,743
Temporary Cash Investments at Value & Cost	28
Receivables:
Affiliated Investment Companies Sold	80
Fund Shares Sold	2
Due from Advisor	2
Prepaid Expenses and Other Assets	15

Total Assets	69,870

LIABILITIES:
Payables:
Fund Shares Redeemed	67
Accrued Expenses and Other Liabilities	7

Total Liabilities	74

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$69,796

(1) NUMBER OF SHARES AUTHORIZED	800,000,000

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,579,999

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.61

Investments in Affiliated Investment Companies at Cost	$71,701

NET ASSETS CONSIST OF:
Paid-In Capital	$75,684
Total Distributable Earnings (Loss)	(5,888)

NET ASSETS	$69,796

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

Dimensional Retirement Income Fund
Investment Income
Dividends.	$2

Income Distributions Received from Affiliated Investment Companies	2,165

Total Investment Income	2,167

Expenses
Accounting & Transfer Agent Fees	15
Custodian Fees	2
Filing Fees	28
Shareholders’ Reports	15
Directors’/Trustees’ Fees & Expenses	1
Professional Fees	1
Previously Waived Fees Recovered by Advisor (Note C)	1
Other	7

Total Expenses	70

Fees Waived, Expenses Reimbursed by Advisor (Note C)	24

Net Expenses	46

Net Investment Income (Loss)	2,121

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	375
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(3,185)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	3,583

Net Realized and Unrealized Gain (Loss)	773

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,894

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Retirement Income Fund
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,121	$3,664
Capital Gain Distributions Received from Affiliated Investment Companies	375	424
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(3,185)	(884)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	3,583	(11,727)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,894	(8,523)

Distributions:
Institutional Class Shares	(2,241)	(3,760)
Capital Share Transactions (1):
Shares Issued	17,815	46,329
Shares Issued in Lieu of Cash Distributions	2,237	3,760
Shares Redeemed	(38,792)	(22,309)

Net Increase (Decrease) from Capital Share Transactions	(18,740)	27,780

Total Increase (Decrease) in Net Assets	(18,087)	15,497
Net Assets
Beginning of Year	87,883	72,386

End of Year	$69,796	$87,883

(1) Shares Issued and Redeemed:
Shares Issued	1,644	4,026
Shares Issued in Lieu of Cash Distributions	207	342
Shares Redeemed	(3,585)	(1,966)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,734)	2,402

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.57	$12.24	$11.36	$10.83	$10.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.51	0.31	0.13	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06	(1.67)	0.89	0.53	0.57

Total from Investment Operations	0.36	(1.16)	1.20	0.66	0.79

Less Distributions:
Net Investment Income	(0.29)	(0.48)	(0.28)	(0.12)	(0.22)
Net Realized Gains	(0.03)	(0.03)	(0.04)	(0.01)	(0.01)

Total Distributions	(0.32)	(0.51)	(0.32)	(0.13)	(0.23)

Net Asset Value, End of Year	$10.61	$10.57	$12.24	$11.36	$10.83

Total Return	3.39%	(9.59%)	10.60%	6.19%	7.72%

Net Assets, End of Year (thousands)	$69,796	$87,883	$72,386	$34,812	$19,602
Ratio of Expenses to Average Net Assets *(B)	0.19%	0.19%	0.20%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.22%	0.19%	0.25%	0.46%	0.57%
Ratio of Net Investment Income to Average Net Assets	2.75%	4.43%	2.59%	1.14%	2.07%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13%	0.13%	0.14%	0.16%	0.16%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, the Dimensional Retirement Income Fund (the “Portfolio”), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio achieves its investment objective by investing substantially all of its assets in other series of the Fund and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Fund shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2023, the Portfolio was the owner of record of less than 1% of the total outstanding shares of each Underlying Fund listed on the Schedule of Investments.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets

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Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the year ended October 31, 2023, the Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, the Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for the Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to 0.06% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously assumed expenses subject to future recovery by the Advisor as of October 31, 2023, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when

16

such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

		Recovery		Previously
	Expense	of Previously		Assumed Expenses
	Limitation	Assumed Expenses/	Expenses	Subject to Future
Institutional Class Shares	Amount	Waived Fees	Assumed	Recovery
Dimensional Retirement Income Fund	0.06%	$1	$24	$67

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolio’s transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2022	at Cost	from Sales	on Sales	Depreciation	October 31, 2023	October 31, 2023	Income	Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$42,184	$5,761	$13,159	$(2,786)	$1,591	$33,591	3,233	$1,194	—
DFA One-Year Fixed Income Portfolio	28,059	3,597	9,651	(183)	657	22,479	2,204	685	—
U.S. Large Company Portfolio	6,298	1,541	3,291	(84)	340	4,804	168	76	$242
U.S. Core Equity 1 Portfolio	6,302	1,517	3,225	9	192	4,795	152	78	133
Large Cap International Portfolio	2,492	555	1,444	(38)	348	1,913	82	62	—
Emerging Markets Core Equity Portfolio	1,474	341	812	(81)	280	1,202	59	40	—
International Core Equity Portfolio	1,233	252	679	(22)	175	959	71	30	—

Total	$88,042	$13,564	$32,261	$(3,185)	$3,583	$69,743	5,969	$2,165	$375

17

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional Retirement Income Fund
2022	$3,580	$180	—	$3,760
2023	1,989	252	—	2,241

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund	$(92)	—	$(92)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	$40	—	$(1,494)	$(4,433)	$(5,887)

18

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Dimensional Retirement Income Fund	$1,494	$1,494

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$74,204	$2,526	$(6,959)	$(4,433)

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

19

For the year ended October 31, 2023, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
Dimensional Retirement Income Fund	5.51%	$300	103	$5	$957	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2023.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder reports, and will have no effect on the Portfolio’s accounting policies or financial statements.

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J. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional Retirement Income Fund	3	87%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Dimensional Retirement Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dimensional Retirement Income Fund (one of the portfolios constituting DFA Investment Dimensions Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330-3000, www.pwc.com/us

22

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.
The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

23

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

24

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

25

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017- July 2017).

26

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

27

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

28

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of
• all the DFA Entities (since 2001)
• DFA Australia Limited (since 2002)
• Dimensional Fund Advisors Ltd. (since 2002)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional ETF Trust (since 2020)
Director, Vice President and Assistant Secretary (since 2003) of
• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of
• DFAIDG, DIG, DFAITC and DEM (since 2019)
• Dimensional ETF Trust (since 2020)
Vice President (since January 2018) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President of
• all the DFA Entities (since 2017)
• Dimensional ETF Trust (since 2020)
Director and Vice President (since 2016) of
• Dimensional Japan Ltd.
Chairman (since 2018) of
• Dimensional Fund Advisors Canada ULC
President and Director (since 2016) of
• Dimensional Fund Advisors Canada ULC
Vice President (since 2008) and Director (since 2016) of
• DFA Australia Limited
Director (since 2016) of
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Hong Kong Limited
Vice President of
• Dimensional Advisors Ltd. (since 2016)
• Dimensional Hong Kong Limited (since 2016)
• Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of
• Dimensional Fund Advisors Ltd.
Formerly, Vice President (2004 – 2017) of
• all the DFA Entities
Formerly, Vice President (2010 – 2016) of
• Dimensional Fund Advisors Canada ULC
Formerly, Vice President (2016 – 2019) of
• Dimensional Fund Advisors Pte. Ltd.

29

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Interim Chief Executive Officer (2019 – 2020) of
• Dimensional Fund Advisors Pte. Ltd.
Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for
• Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021	Chief Operating Officer (since June 2021) of
• the DFA Fund Complex
Executive Vice President (since January 2020) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC
Chief Operating Officer (since December 2019) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC
Vice President (since 2020) of
• DFA Australia Limited
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Canada ULC
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Ireland Limited
• Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of
• the DFA Fund Complex
Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at
• Delphix Inc.
Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of
• BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021	Vice President (since June 2021) of
• the DFA Fund Complex
Vice President, Chief Financial Officer and Treasurer (since September 2020) of
• DFA Australia Limited
• Dimensional Fund Advisors Canada ULC
• DFA Securities LLC
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors LP
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Holdings Inc.
• Dimensional Hong Kong Limited
• Dimensional Investment LLC
Vice President (since March 2021) of
• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of
• Lord Abbett & Co. LLC
Formerly, Chief Financial Officer (2017 - 2020) and Treasurer (2003 – 2017) of
• Lord Abbett Family of Funds

30

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021	Vice President and Assistant Treasurer (since June 2021) of
• the DFA Fund Complex
Formerly, Data Integrity Team Lead (December 2019 – April 2021) of
• Clearwater Analytics
Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) of
• all the DFA Entities
Vice President (since 2020) of
• Dimensional ETF Trust
Vice President and Assistant Secretary (since 2010) of
• Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of
• all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President of
• all the DFA Entities (since 2015)
• Dimensional Fund Advisors Ltd. (since 2015)
• Dimensional ETF Trust (since 2020)
• DFA Australia Limited (since 2020)
• Dimensional Fund Advisors Canada ULC (since 2020)
• Dimensional Ireland Limited (since 2020)
Assistant Treasurer of
• DFAIDG, DIG, DFAITC and DEM (since 2017)
• the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of
• all the DFA Entities (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021	Vice President (since January 2023) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investments LLC
• DFA Securities LLC
Vice President (since April 2022) of
• Dimensional Fund Advisors Canada ULC
Vice President, Chief Financial Officer, and Treasurer (since June 2021) of
• the DFA Fund Complex
Formerly, Director (May 2019 – January 2021) at
• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)
Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at
• OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001	President of
• DFAIDG, DIG, DFAITC and DEM (since 2017)
• Dimensional ETF Trust (since 2020)
General Counsel of
• all the DFA Entities (since 2001)
• Dimensional Fund Advisors LP (since 2006)
• Dimensional Holdings Inc. (since 2006)

31

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Investment LLC (since 2009)
• DFA Canada LLC (since 2009)
• Dimensional ETF Trust (since 2020)
Executive Vice President (since 2017) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC
Secretary of
• Dimensional Fund Advisors LP (since 2006)
• Dimensional Holdings Inc. (since 2006)
• DFA Securities LLC (since 2006)
• Dimensional Investment LLC (since 2009)
Vice President (since 1997) and Secretary (since 2002) of
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
Vice President and Secretary of
• Dimensional Fund Advisors Canada ULC (since 2003)
• DFA Canada LLC (since 2009)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2014)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
Vice President and Assistant Secretary (since 2012) of
• Dimensional Hong Kong Limited
Director of
• Dimensional Australia Limited (since 2007)
• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of
• Dimensional SmartNest (US) LLC
Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
• DFAIDG, DIG, DFAITC and DEM
Formerly, Vice President of
• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)
Formerly, Director (2002 – 2021) of
• Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of
• the DFA Fund Complex
Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.

32

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Investment LLC
Chief Compliance Officer (since July 2020) of:
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.
• Dimensional Fund Advisors Canada ULC
Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:
• the DFA Fund Complex
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Formerly, Vice President (2013 – 2020) of:
• the DFA Fund Complex
Formerly, Director (2019 – 2021) of:
• Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President and Secretary of
• DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)
• Dimensional ETF Trust (since 2020)
Vice President (since 2010) and Assistant Secretary (since 2016) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Vice President of
• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)
Assistant Secretary (since 2016) of
• DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) of
• the DFA Fund Complex
Vice President (since 2016) of
• DFA Securities LLC
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC
Formerly, Vice President – Senior Compliance Officer of
• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)
Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of
• Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020	Vice President and Assistant Treasurer (since 2020) of
• the DFA Fund Complex
Vice President of
• Dimensional Holdings Inc. (since 2016)
• Dimensional Fund Advisors LP (since 2016)
• Dimensional Investment LLC (since 2016)
• DFA Securities LLC (since 2016)
• Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

33

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

34

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional Retirement Income Fund	89%	—	11%	—	—	100%	7%	12%	94%	—	7%	98%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

35

DFA103123-015A 00293592

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2025 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	-0.51%	3.59%	4.07%

Dimensional 2030 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	0.07%	3.92%	4.55%

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2035 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.09%	4.49%	5.16%

Dimensional 2040 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	5.86%	5.74%	6.38%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2045 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	9.53%	7.84%	7.90%

Dimensional 2050 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	9.90%	8.04%	8.05%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2055 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	9.85%	8.06%	8.04%

Dimensional 2060 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	9.86%	8.06%	8.04%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2065 Target Date Retirement Income Fund vs.

S&P Global BMI Index (net dividends), FTSE World Government Bond Index, 1-3 Years,

Currency-Hedged in USD Terms, S&P STRIDE Glide Path 2065 Index*

January 2, 2020-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2023 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	10.00%	5.77%

*

S&P Dow Jones Indices is discontinuing the Portfolio’s primary benchmark, the S&P STRIDE Glide Path 2065 Index. Accordingly, effective December 19, 2023, the S&P Global BMI Index (net dividends) and FTSE World Government Bond Index 1-3 Years, Currency-Hedged in USD Terms, are the Portfolio’s benchmarks.

6

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023

Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%

Total Return for 12 Months Ended October 31, 2023

Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

7

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%

8

Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2023

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2023. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also generally increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2023. For example, the Bloomberg Global Treasury Bond Index 1-3 Years (hedged to USD) returned 3.63%, while the Bloomberg Global Treasury Bond Index 10+ Years (hedged to USD) returned -4.02%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned 2.89%, while the Bloomberg U.S. Treasury Bond Index 10+ Years returned -8.50%.

	October 31, 2022	October 31, 2023	Change
One-Month Treasury Bill (yield)	3.73%	5.56%	1.83%
Ten-Year U.S. Treasury Notes (yield)	4.10%	4.88%	0.78%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

9

During the period under review, within the taxable bond market, the ultrashort- and short-term Portfolios employing a variable maturity approach were generally positioned toward the shorter end of their eligible maturity ranges as short-term bonds generally exhibited higher expected returns, reflecting a generally flat to inverted ultrashort- to short-term segment of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally flat to inverted in their short-term segments but were slightly upwardly sloped in their intermediate- to long-term segments. Realized term premiums were negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads were relatively wide over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally maintained their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period, but were generally below their maximum allowable weights. Realized credit premiums were positive, as corporate bonds outperformed their government bond counterparts. Both corporate and government bonds outperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were mixed for municipal securities during the period, with intermediate-term municipal bonds generally underperforming shorter- and longer-term municipal bonds.

Target Date Retirement Income Fund 2025-2065 Review                                     12 Months Ended October 31, 2023

The Dimensional Target Date Retirement Income Portfolios listed below are designed for investors planning to retire in or within a few years of the target date associated with each Portfolio and are planning to withdraw the value of their investment in a Portfolio over many years after the target date:

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

10

Each Portfolio allocates investments to equity and fixed income mutual funds managed by Dimensional (the “Underlying Funds”). The Portfolios use equity and certain fixed income Underlying Funds as growth assets and use other fixed income Underlying Funds to hedge against changes to the cost of funding in-retirement consumption.

In particular, the asset allocation strategy for each Portfolio reduces equity risk and seeks to lower the volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as the target date associated with that Portfolio approaches. This means that Portfolios that are still far from their target date will generally focus on asset growth through a higher allocation to growth assets. Over time, the percentage of growth assets is generally expected to decrease relative to the percentage of hedging assets.

In addition, over time, the Portfolios will also gradually decrease their focus on asset growth and increase their focus on hedging against changes to the cost of funding in-retirement consumption. Beginning approximately 20 years prior to a Portfolio’s target date, an increasing portion of the Portfolio will be allocated to fixed income Underlying Funds that are intended to hedge against changes to the cost of funding in-retirement consumption, rather than focus on asset growth. Therefore, in evaluating the performance of this portion of the Portfolio, we believe investors should focus on changes to their cost of funding in-retirement consumption rather than on asset growth. During periods in which real interest rates increase, the present-day cost of funding an investor’s future in-retirement consumption generally decreases. As a result, the portion of the Portfolio allocated to the fixed income Underlying Funds, which is intended to hedge against changes to cost of funding in-retirement consumption, should be evaluated alongside changes in the cost of funding in-retirement consumption.

Dimensional 2025 Target Date Retirement Income Fund

The Dimensional 2025 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2023, the total return was -0.51% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative

11

price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had a weighted average duration of approximately 1.28 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. For the 12 months ended October 31, 2023, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

The Fund’s holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had a weighted average duration of approximately 13.45 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. These holdings underperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities for the period.

For the 12 months ended October 31, 2023, the total return was -0.51% for the Fund and -1.32% for the S&P STRIDE Glide Path 2025 Index, a target date benchmark.

Dimensional 2030 Target Date Retirement Income Fund

The Dimensional 2030 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2023, the total return was 0.07% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

12

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had a weighted average duration of approximately 1.28 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. For the 12 months ended October 31, 2023, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

The Fund’s holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had a weighted average duration of approximately 18.31 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. These holdings underperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities during the period.

For the 12 months ended October 31, 2023, the total return was 0.07% for the Fund and -0.92% for the S&P STRIDE Glide Path 2030 Index, a target date benchmark.

Dimensional 2035 Target Date Retirement Income Fund

The Dimensional 2035 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

13

For the 12 months ended October 31, 2023, the total return was 2.09% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had a weighted average duration of approximately 1.28 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. For the 12 months ended October 31, 2023, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

The Fund’s holdings of the DFA Inflation-Protected Securities Portfolio and DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had a weighted average duration of approximately 23.29 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85years for the fixed income benchmark. These holdings underperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities during the period.

For the 12 months ended October 31, 2023, the total return was 2.09% for the Fund and 0.93% for the S&P STRIDE Glide Path 2035 Index, a target date benchmark.

Dimensional 2040 Target Date Retirement Income Fund

The Dimensional 2040 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity

14

Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2023, the total return was 5.86% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had a weighted average duration of approximately 1.28 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. For the 12 months ended October 31, 2023, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

The Fund’s holdings of the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had a weighted average duration of approximately 26.16years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85years for the fixed income benchmark. These holdings underperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities during the period.

For the 12 months ended October 31, 2023, the total return was 5.86% for the Fund and 4.96% for the S&P STRIDE Glide Path 2040 Index, a target date benchmark.

15

Dimensional 2045 Target Date Retirement Income Fund

The Dimensional 2045 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2023, the total return was 9.53% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had a weighted average duration of approximately 1.28 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. For the 12 months ended October 31, 2023, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

For the 12 months ended October 31, 2023, the total return was 9.53% for the Fund and 8.15% for the S&P STRIDE Glide Path 2045 Index, a target date benchmark.

Dimensional 2050 Target Date Retirement Income Fund

The Dimensional 2050 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio,

16

International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Portfolio’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2023, the total return was 9.90% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had a weighted average duration of approximately 1.28 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. For the 12 months ended October 31, 2023, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

For the 12 months ended October 31, 2023, the total return was 9.90% for the Fund and 9.11% for the S&P STRIDE Glide Path 2050 Index, a target date benchmark.

Dimensional 2055 Target Date Retirement Income Fund

The Dimensional 2055 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

17

For the 12 months ended October 31, 2023, the total return was 9.85% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had a weighted average duration of approximately 1.28 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. For the 12 months ended October 31, 2023, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

For the 12 months ended October 31, 2023, the total return was 9.85% for the Fund and 9.11% for the S&P STRIDE Glide Path 2055 Index, a target date benchmark.

Dimensional 2060 Target Date Retirement Income Fund

The Dimensional 2060 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2023, the total return was 9.86% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

18

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had a weighted average duration of approximately 1.28 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. For the 12 months ended October 31, 2023, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

For the 12 months ended October 31, 2023, the total return was 9.86% for the Fund and 9.11% for the S&P STRIDE Glide Path 2060 Index, a target date benchmark.

Dimensional 2065 Target Date Retirement Income Fund

The Dimensional 2065 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2023, the total return was 10.00% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

19

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade securities. These Fixed Income Underlying Funds had a weighted average duration of approximately 1.28 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. For the 12 months ended October 31, 2023, these holdings outperformed the fixed income benchmark. Realized credit premiums were positive during the period, as corporate bonds generally outperformed government bonds. As a result, these Fixed Income Underlying Funds’ inclusion of corporate bonds contributed positively to performance relative to the government fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark also contributed positively to relative performance during a period in which realized term premiums were generally negative.

For the 12 months ended October 31, 2023, the total return was 10.00% for the Fund and 9.10% for the S&P STRIDE Glide Path 2065 Index, a target date benchmark.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2025 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$922.00	0.18%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

Dimensional 2030 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$919.90	0.18%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

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DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2035 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$933.60	0.19%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

Dimensional 2040 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$965.20	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional 2045 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$995.00	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional 2050 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$990.20	0.22%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional 2055 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$990.00	0.21%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

Dimensional 2060 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$990.10	0.22%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

Dimensional 2065 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,000.00	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

22

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2025 Target Date Retirement Income Fund	100.0%
Dimensional 2030 Target Date Retirement Income Fund	99.9%
Dimensional 2035 Target Date Retirement Income Fund	100.0%
Dimensional 2040 Target Date Retirement Income Fund	99.9%
Dimensional 2045 Target Date Retirement Income Fund	99.9%
Dimensional 2050 Target Date Retirement Income Fund	100.0%
Dimensional 2055 Target Date Retirement Income Fund	100.0%
Dimensional 2060 Target Date Retirement Income Fund	99.9%
Dimensional 2065 Target Date Retirement Income Fund	99.9%

23

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,077,973	$73,540,139
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	6,075,479	32,503,813
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	461,652	14,546,664
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	507,864	14,535,073
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	251,960	5,880,748
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	181,073	3,679,402
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	218,063	2,950,389
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	91,840	938,609
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	96,159	938,509

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $157,513,175)		$149,513,346

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $54,548)	54,548	54,548

TOTAL INVESTMENTS — (100.0%) (Cost $157,567,723)		$149,567,894

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$149,513,346	—	—	$149,513,346
Temporary Cash Investments	54,548	—	—	54,548

TOTAL	$149,567,894	—	—	$149,567,894

See accompanying Notes to Financial Statements.

24

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	9,671,619	$51,743,159
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,922,488	40,754,656
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	812,819	25,611,941
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	894,187	25,591,631
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	443,510	10,351,514
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	318,469	6,471,291
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	565,029	5,774,591
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	591,613	5,774,142
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	383,674	5,191,111

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $182,067,413)		$177,264,036

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $97,451)	97,451	97,451

TOTAL INVESTMENTS — (100.0%) (Cost $182,164,864)		$177,361,487

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$177,264,036	—	—	$177,264,036
Temporary Cash Investments	97,451	—	—	97,451

TOTAL	$177,361,487	—	—	$177,361,487

See accompanying Notes to Financial Statements.

25

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	8,440,780	$45,158,171
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,101,194	31,516,186
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	999,742	31,501,877
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	544,960	12,719,380
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	945,176	9,659,695
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	988,630	9,649,025
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	890,901	9,256,457
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	391,632	7,957,968
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	471,637	6,381,254

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $161,305,936)		$163,800,013

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $40,587)	40,587	40,587

TOTAL INVESTMENTS — (100.0%) (Cost $161,346,523)		$163,840,600

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$163,800,013	—	—	$163,800,013
Temporary Cash Investments	40,587	—	—	40,587

TOTAL	$163,840,600	—	—	$163,840,600

See accompanying Notes to Financial Statements.

26

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,232,526	$35,274,879
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,118,915	35,257,023
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	3,868,930	20,698,777
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	608,827	14,210,013
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,276,460	13,045,418
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,336,438	13,043,638
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	443,280	9,007,454
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	529,782	7,167,949

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $132,574,699)		$147,705,151

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $169,856)	169,856	169,856

TOTAL INVESTMENTS — (100.0%) (Cost $132,744,555)		$147,875,007

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$147,705,151	—	—	$147,705,151
Temporary Cash Investments	169,856	—	—	169,856

TOTAL	$147,875,007	—	—	$147,875,007

See accompanying Notes to Financial Statements.

27

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,247,933	$39,322,359
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,373,931	39,321,919
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	679,885	15,868,514
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,270,170	12,396,860
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,213,000	12,396,859
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	487,930	9,914,748
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	584,723	7,911,300

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $119,346,418)		$137,132,559

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $73,893)	73,893	73,893

TOTAL INVESTMENTS — (100.0%) (Cost $119,420,311)		$137,206,452

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$137,132,559	—	—	$137,132,559
Temporary Cash Investments	73,893	—	—	73,893

TOTAL	$137,206,452	—	—	$137,206,452

See accompanying Notes to Financial Statements.

28

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,223,527	$35,017,326
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,110,179	34,981,739
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	607,691	14,183,501
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	435,775	8,854,947
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	523,503	7,082,995
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	270,258	2,637,722
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	258,094	2,637,722

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $89,331,619)		$105,395,952

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $531)	531	531

TOTAL INVESTMENTS — (100.0%) (Cost $89,332,150)		$105,396,483

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$105,395,952	—	—	$105,395,952
Temporary Cash Investments	531	—	—	531

TOTAL	$105,396,483	—	—	$105,396,483

See accompanying Notes to Financial Statements.

29

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	774,295	$22,160,335
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	702,541	22,137,053
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	384,903	8,983,647
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	276,867	5,625,931
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	332,201	4,494,679
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	161,485	1,650,380
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	168,907	1,648,532

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $60,096,181)		$66,700,557

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $27,690)	27,690	27,690

TOTAL INVESTMENTS — (100.0%) (Cost $60,123,871)		$66,728,247

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$66,700,557	—	—	$66,700,557
Temporary Cash Investments	27,690	—	—	27,690

TOTAL	$66,728,247	—	—	$66,728,247

See accompanying Notes to Financial Statements.

30

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	553,572	$17,443,054
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	609,449	17,442,422
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	302,215	7,053,701
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	217,108	4,411,636
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	261,653	3,540,167
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	133,810	1,305,982
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	127,744	1,305,539

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $46,662,052)		$52,502,501

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $62,926)	62,926	62,926

TOTAL INVESTMENTS — (100.0%) (Cost $46,724,978)		$52,565,427

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$52,502,501	—	—	$52,502,501
Temporary Cash Investments	62,926	—	—	62,926

TOTAL	$52,565,427	—	—	$52,565,427

See accompanying Notes to Financial Statements.

31

DIMENSIONAL 2065 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	101,638	$3,202,603
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	111,849	3,201,117
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	55,607	1,297,863
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	39,820	809,142
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	47,943	648,672
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	23,807	243,311
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	24,928	243,293

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $9,739,471)		$9,646,001

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $11,494)	11,494	11,494

TOTAL INVESTMENTS — (100.0%) (Cost $9,750,965)		$9,657,495

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,646,001	—	—	$9,646,001
Temporary Cash Investments	11,494	—	—	11,494

TOTAL	$9,657,495	—	—	$9,657,495

See accompanying Notes to Financial Statements.

32

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional 2025 Target Date Retirement Income Fund+	Dimensional 2030 Target Date Retirement Income Fund+	Dimensional 2035 Target Date Retirement Income Fund+	Dimensional 2040 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$149,513	$177,264	$163,800	$147,705
Temporary Cash Investments at Value & Cost	55	97	41	170
Receivables:
Affiliated Investment Companies Sold	—	—	146	—
Dividends and Interest	—	—	—	1
Fund Shares Sold	33	61	72	86
Prepaid Expenses and Other Assets	15	14	16	14

Total Assets	149,616	177,436	164,075	147,976

LIABILITIES:
Payables:
Fund Shares Redeemed	34	1,184	72	61
Due to Advisor	—	—	—	1
Accrued Expenses and Other Liabilities	10	10	8	7

Total Liabilities	44	1,194	80	69

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$149,572	$176,242	$163,995	$147,907

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
PER SHARE:
Institutional Class Shares — based on net assets of $149,572; $176,242; $163,995 and $147,907 and shares outstanding of 14,838,936, 16,384,043, 13,979,703 and 11,129,266, respectively, $0.01 Par Value (1)	$10.08	$10.76	$11.73	$13.29

(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$157,513	$182,067	$161,306	$132,575

NET ASSETS CONSIST OF:
Paid-In Capital	$163,092	$189,288	$166,451	$134,385
Total Distributable Earnings (Loss)	(13,520)	(13,046)	(2,456)	13,522

NET ASSETS	$149,572	$176,242	$163,995	$147,907

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional 2045 Target Date Retirement Income Fund+	Dimensional 2050 Target Date Retirement Income Fund+	Dimensional 2055 Target Date Retirement Income Fund+	Dimensional 2060 Target Date Retirement Income Fund+	Dimensional 2065 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$137,133	$105,396	$66,701	$52,503	$9,646
Temporary Cash Investments at Value & Cost	74	1	28	63	11
Receivables:
Affiliated Investment Companies Sold	133	74	—	—	—
Dividends and Interest	1	1	—	—	—
Fund Shares Sold	439	106	258	116	53
Due from Advisor	—	—	1	1	2
Prepaid Expenses and Other Assets	14	14	13	13	4

Total Assets	137,794	105,592	67,001	52,696	9,716

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	—	—	32	6
Fund Shares Redeemed	89	46	51	158	30
Due to Advisor	1	1	—	—	—
Accrued Expenses and Other Liabilities	6	4	4	4	3

Total Liabilities	96	51	55	194	39

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$137,698	$105,541	$66,946	$52,502	$9,677

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $137,698; $105,541; $66,946; $52,502 and $9,677 and shares outstanding of 9,118,380, 7,034,143, 4,375,038, 3,408,176 and 845,979, respectively, $0.01 Par Value (1)	$15.10	$15.00	$15.30	$15.40	$11.44

(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$119,346	$89,332	$60,096	$46,662	$9,739

NET ASSETS CONSIST OF:
Paid-In Capital	$120,563	$90,122	$60,891	$47,525	$9,811
Total Distributable Earnings (Loss)	17,135	15,419	6,055	4,977	(134)

NET ASSETS	$137,698	$105,541	$66,946	$52,502	$9,677

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable and Due to Advisor payable.

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund	Dimensional 2030 Target Date Retirement Income Fund	Dimensional 2035 Target Date Retirement Income Fund	Dimensional 2040 Target Date Retirement Income Fund
Investment Income
Dividends	$7	$12	$10	$8

Income Distributions Received from Affiliated Investment Companies	5,354	5,794	4,881	3,650

Total Investment Income	5,361	5,806	4,891	3,658

Expenses
Accounting & Transfer Agent Fees	14	14	13	12
Custodian Fees	2	2	2	1
Filing Fees	35	21	25	21
Shareholders’ Reports	11	12	12	11
Directors’/Trustees’ Fees & Expenses	1	1	1	1
Professional Fees	1	1	1	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	5	26
Other	28	28	22	19

Total Expenses	92	79	81	92

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	3	4

Net Expenses	92	79	78	88

Net Investment Income (Loss)	5,269	5,727	4,813	3,570

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	1,150	1,695	2,000	2,113
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(3,304)	(6,089)	(3,795)	(1,915)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(3,483)	(2,365)	(614)	3,371

Net Realized and Unrealized Gain (Loss)	(5,637)	(6,759)	(2,409)	3,569

Net Increase (Decrease) in Net Assets Resulting from Operations	$(368)	$(1,032)	$2,404	$7,139

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional 2045 Target Date Retirement Income Fund+	Dimensional 2050 Target Date Retirement Income Fund+	Dimensional 2055 Target Date Retirement Income Fund+	Dimensional 2060 Target Date Retirement Income Fund+	Dimensional 2065 Target Date Retirement Income Fund+
Investment Income
Dividends	$9	$7	$5	$4	—

Income Distributions Received from Affiliated Investment Companies	2,754	1,955	1,214	956	$152

Total Investment Income	2,763	1,962	1,219	960	152

Expenses
Accounting & Transfer Agent Fees	11	9	6	7	3
Custodian Fees	1	1	1	2	1
Filing Fees	21	19	19	18	17
Shareholders’ Reports	10	10	9	8	4
Directors’/Trustees’ Fees & Expenses	1	1	—	—	—
Professional Fees	1	1	1	—	—
Previously Waived Fees Recovered by Advisor (Note C)	21	11	1	—	—
Other	16	10	6	6	1

Total Expenses	82	62	43	41	26

Fees Waived, Expenses Reimbursed by Advisor (Note C)	3	2	7	12	23

Net Expenses	79	60	36	29	3

Net Investment Income (Loss)	2,684	1,902	1,183	931	149

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	2,148	1,911	1,088	941	132
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(984)	(1,137)	(576)	(788)	(164)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	6,468	5,508	2,928	2,865	363

Net Realized and Unrealized Gain (Loss)	7,632	6,282	3,440	3,018	331

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,316	$8,184	$4,623	$3,949	$480

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2025 Target Date Retirement Income Fund		Dimensional 2030 Target Date Retirement Income Fund		Dimensional 2035 Target Date Retirement Income Fund
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,269	$10,150	$5,727	$8,807	$4,813	$5,863
Capital Gain Distributions Received from Affiliated Investment Companies	1,150	2,797	1,695	3,748	2,000	3,549
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(3,304)	(1,940)	(6,089)	(3,134)	(3,795)	(2,229)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(3,483)	(49,972)	(2,365)	(54,976)	(614)	(44,590)

Net Increase (Decrease) in Net Assets Resulting from Operations	(368)	(38,965)	(1,032)	(45,555)	2,404	(37,407)

Distributions:
Institutional Class Shares	(7,474)	(18,188)	(7,824)	(15,135)	(7,484)	(8,716)
Capital Share Transactions (1):
Shares Issued	50,509	63,689	71,293	64,528	61,762	56,143
Shares Issued in Lieu of Cash Distributions	7,474	18,188	7,823	15,135	7,482	8,716
Shares Redeemed	(63,182)	(46,429)	(58,677)	(44,953)	(51,132)	(29,488)

Net Increase (Decrease) from Capital Share Transactions	(5,199)	35,448	20,439	34,710	18,112	35,371

Total Increase (Decrease) in Net Assets	(13,041)	(21,705)	11,583	(25,980)	13,032	(10,752)
Net Assets
Beginning of Year	162,613	184,318	164,659	190,639	150,963	161,715

End of Year	$149,572	$162,613	$176,242	$164,659	$163,995	$150,963

(1) Shares Issued and Redeemed:
Shares Issued	4,620	5,084	6,091	4,728	4,903	3,980
Shares Issued in Lieu of Cash Distributions	691	1,445	676	1,136	600	633
Shares Redeemed	(5,807)	(3,652)	(5,048)	(3,408)	(4,073)	(2,154)

Net Increase (Decrease) from Shares Issued and Redeemed	(496)	2,877	1,719	2,456	1,430	2,459

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund		Dimensional 2050 Target Date Retirement Income Fund
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,570	$3,004	$2,684	$1,883	$1,902	$1,482
Capital Gain Distributions Received from Affiliated Investment Companies	2,113	2,771	2,148	2,397	1,911	1,914
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(1,915)	(1,020)	(984)	(1,004)	(1,137)	(454)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	3,371	(27,529)	6,468	(20,081)	5,508	(15,930)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,139	(22,774)	10,316	(16,805)	8,184	(12,988)

Distributions:
Institutional Class Shares	(5,727)	(4,766)	(4,675)	(2,734)	(3,584)	(2,026)
Capital Share Transactions (1):
Shares Issued	52,474	50,518	49,087	43,066	43,172	37,374
Shares Issued in Lieu of Cash Distributions	5,723	4,766	4,675	2,734	3,584	2,026
Shares Redeemed	(37,829)	(29,339)	(27,808)	(21,185)	(28,510)	(15,680)

Net Increase (Decrease) from Capital Share Transactions	20,368	25,945	25,954	24,615	18,246	23,720

Total Increase (Decrease) in Net Assets	21,780	(1,595)	31,595	5,076	22,846	8,706
Net Assets
Beginning of Year	126,127	127,722	106,103	101,027	82,695	73,989

End of Year	$147,907	$126,127	$137,698	$106,103	$105,541	$82,695

(1) Shares Issued and Redeemed:
Shares Issued	3,814	3,463	3,222	2,738	2,843	2,412
Shares Issued in Lieu of Cash Distributions	419	326	310	174	239	131
Shares Redeemed	(2,742)	(2,002)	(1,818)	(1,368)	(1,878)	(995)

Net Increase (Decrease) from Shares Issued and Redeemed	1,491	1,787	1,714	1,544	1,204	1,548

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2055 Target Date Retirement Income Fund		Dimensional 2060 Target Date Retirement Income Fund		Dimensional 2065 Target Date Retirement Income Fund
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,183	$859	$931	$741	$149	$89
Capital Gain Distributions Received from Affiliated Investment Companies	1,088	1,057	941	975	132	66
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(576)	(297)	(788)	(346)	(164)	(57)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	2,928	(9,189)	2,865	(7,813)	363	(918)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,623	(7,570)	3,949	(6,443)	480	(820)

Distributions:
Institutional Class Shares	(2,106)	(1,105)	(1,753)	(949)	(148)	(89)
Capital Share Transactions (1):
Shares Issued	33,905	22,687	26,950	19,747	5,612	4,696
Shares Issued in Lieu of Cash Distributions	2,105	1,105	1,753	949	148	89
Shares Redeemed	(18,257)	(9,702)	(18,892)	(10,368)	(2,073)	(701)

Net Increase (Decrease) from Capital Share Transactions	17,753	14,090	9,811	10,328	3,687	4,084

Total Increase (Decrease) in Net Assets	20,270	5,415	12,007	2,936	4,019	3,175
Net Assets
Beginning of Year	46,676	41,261	40,495	37,559	5,658	2,483

End of Year	$66,946	$46,676	$52,502	$40,495	$9,677	$5,658

(1) Shares Issued and Redeemed:
Shares Issued	2,179	1,418	1,719	1,239	481	393
Shares Issued in Lieu of Cash Distributions	137	70	114	60	13	8
Shares Redeemed	(1,169)	(605)	(1,205)	(639)	(182)	(62)

Net Increase (Decrease) from Shares Issued and Redeemed	1,147	883	628	660	312	339

See accompanying Notes to Financial Statements.

39

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2025 Target Date Retirement Income Fund					Dimensional 2030 Target Date Retirement Income Fund
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.60	$14.79	$13.23	$12.08	$10.81	$11.23	$15.61	$13.44	$12.37	$11.09

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34	0.74	0.46	0.18	0.25	0.36	0.63	0.41	0.21	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.37)	(3.56)	1.88	1.18	1.28	(0.32)	(3.87)	2.52	1.11	1.29

Total from Investment Operations	(0.03)	(2.82)	2.34	1.36	1.53	0.04	(3.24)	2.93	1.32	1.55

Less Distributions:
Net Investment Income	(0.34)	(0.72)	(0.46)	(0.18)	(0.25)	(0.35)	(0.62)	(0.40)	(0.20)	(0.26)
Net Realized Gains	(0.15)	(0.65)	(0.32)	(0.03)	(0.01)	(0.16)	(0.52)	(0.36)	(0.05)	(0.01)

Total Distributions	(0.49)	(1.37)	(0.78)	(0.21)	(0.26)	(0.51)	(1.14)	(0.76)	(0.25)	(0.27)

Net Asset Value, End of Year	$10.08	$10.60	$14.79	$13.23	$12.08	$10.76	$11.23	$15.61	$13.44	$12.37

Total Return	(0.51%)	(20.29%)	18.13%	11.36%	14.33%	0.07%	(21.74%)	22.29%	10.80%	14.20%

Net Assets, End of Year (thousands)	$149,572	$162,613	$184,318	$167,857	$172,021	$176,242	$164,659	$190,639	$146,402	$159,851
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.18%	0.19%	0.21%	0.22%	0.18%	0.20%	0.21%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.18%	0.18%	0.20%	0.21%	0.24%	0.18%	0.20%	0.22%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	3.12%	5.77%	3.25%	1.44%	2.20%	3.07%	4.71%	2.76%	1.61%	2.21%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%	0.13%	0.13%	0.15%	0.16%	0.14%	0.14%	0.15%	0.17%	0.18%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

40

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2035 Target Date Retirement Income Fund					Dimensional 2040 Target Date Retirement Income Fund
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$12.03	$16.02	$13.20	$12.45	$11.35	$13.08	$16.27	$12.90	$12.65	$11.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.35	0.51	0.33	0.23	0.26	0.34	0.34	0.24	0.24	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.08)	(3.72)	3.08	0.78	1.12	0.44	(2.97)	3.60	0.27	0.92

Total from Investment Operations	0.27	(3.21)	3.41	1.01	1.38	0.78	(2.63)	3.84	0.51	1.18

Less Distributions:
Net Investment Income	(0.34)	(0.49)	(0.32)	(0.22)	(0.26)	(0.32)	(0.33)	(0.23)	(0.23)	(0.26)
Net Realized Gains	(0.23)	(0.29)	(0.27)	(0.04)	(0.02)	(0.25)	(0.23)	(0.24)	(0.03)	(0.02)

Total Distributions	(0.57)	(0.78)	(0.59)	(0.26)	(0.28)	(0.57)	(0.56)	(0.47)	(0.26)	(0.28)

Net Asset Value, End of Year	$11.73	$12.03	$16.02	$13.20	$12.45	$13.29	$13.08	$16.27	$12.90	$12.65

Total Return	2.09%	(20.61%)	26.31%	8.23%	12.42%	5.86%	(16.49%)	30.23%	4.17%	10.25%

Net Assets, End of Year (thousands)	$163,995	$150,963	$161,715	$115,093	$129,931	$147,907	$126,127	$127,722	$91,658	$105,567
Ratio of Expenses to Average Net Assets *(B)	0.20%	0.21%	0.22%	0.25%	0.26%	0.22%	0.22%	0.23%	0.25%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.20%	0.21%	0.23%	0.26%	0.29%	0.22%	0.22%	0.24%	0.28%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.82%	3.62%	2.17%	1.78%	2.20%	2.43%	2.34%	1.55%	1.93%	2.16%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.15%	0.15%	0.16%	0.19%	0.20%	0.16%	0.16%	0.17%	0.19%	0.21%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

41

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2045 Target Date Retirement Income Fund					Dimensional 2050 Target Date Retirement Income Fund
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$14.33	$17.24	$13.10	$12.94	$11.90	$14.18	$17.27	$13.04	$12.89	$11.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.28	0.24	0.25	0.26	0.29	0.30	0.25	0.25	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	1.04	(2.76)	4.35	0.18	1.06	1.10	(2.97)	4.62	0.17	1.06

Total from Investment Operations	1.36	(2.48)	4.59	0.43	1.32	1.39	(2.67)	4.87	0.42	1.32

Less Distributions:
Net Investment Income	(0.30)	(0.28)	(0.23)	(0.24)	(0.26)	(0.28)	(0.29)	(0.25)	(0.24)	(0.27)
Net Realized Gains	(0.29)	(0.15)	(0.22)	(0.03)	(0.02)	(0.29)	(0.13)	(0.39)	(0.03)	(0.02)

Total Distributions	(0.59)	(0.43)	(0.45)	(0.27)	(0.28)	(0.57)	(0.42)	(0.64)	(0.27)	(0.29)

Net Asset Value, End of Year	$15.10	$14.33	$17.24	$13.10	$12.94	$15.00	$14.18	$17.27	$13.04	$12.89

Total Return	9.53%	(14.64%)	35.48%	3.42%	11.32%	9.90%	(15.66%)	38.07%	3.37%	11.28%

Net Assets, End of Year (thousands)	$137,698	$106,103	$101,027	$62,585	$78,184	$105,541	$82,695	$73,989	$47,328	$63,803
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.22%	0.23%	0.25%	0.26%	0.22%	0.22%	0.23%	0.25%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.22%	0.22%	0.24%	0.29%	0.33%	0.22%	0.22%	0.26%	0.32%	0.35%
Ratio of Net Investment Income to Average Net Assets	2.06%	1.77%	1.47%	1.92%	2.14%	1.92%	1.91%	1.56%	1.95%	2.16%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.16%	0.17%	0.19%	0.20%	0.16%	0.16%	0.17%	0.19%	0.21%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

42

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2055 Target Date Retirement Income Fund					Dimensional 2060 Target Date Retirement Income Fund
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$14.46	$17.60	$13.06	$12.88	$11.85	$14.56	$17.71	$13.10	$12.94	$11.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.31	0.26	0.25	0.26	0.30	0.30	0.25	0.24	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	1.12	(3.04)	4.67	0.19	1.05	1.13	(3.05)	4.70	0.18	1.07

Total from Investment Operations	1.42	(2.73)	4.93	0.44	1.31	1.43	(2.75)	4.95	0.42	1.33

Less Distributions:
Net Investment Income	(0.29)	(0.30)	(0.25)	(0.24)	(0.26)	(0.29)	(0.30)	(0.25)	(0.24)	(0.26)
Net Realized Gains	(0.29)	(0.11)	(0.14)	(0.02)	(0.02)	(0.30)	(0.10)	(0.09)	(0.02)	(0.02)

Total Distributions	(0.58)	(0.41)	(0.39)	(0.26)	(0.28)	(0.59)	(0.40)	(0.34)	(0.26)	(0.28)

Net Asset Value, End of Year	$15.30	$14.46	$17.60	$13.06	$12.88	$15.40	$14.56	$17.71	$13.10	$12.94

Total Return	9.85%	(15.71%)	38.10%	3.56%	11.26%	9.86%	(15.70%)	38.13%	3.40%	11.37%

Net Assets, End of Year (thousands)	$66,946	$46,676	$41,261	$25,074	$32,952	$52,502	$40,495	$37,559	$20,934	$23,244
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.22%	0.23%	0.25%	0.27%	0.22%	0.22%	0.23%	0.25%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.23%	0.24%	0.43%	0.40%	0.47%	0.24%	0.26%	0.39%	0.45%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.94%	1.92%	1.57%	1.92%	2.15%	1.93%	1.90%	1.55%	1.91%	2.12%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.16%	0.16%	0.17%	0.19%	0.21%	0.16%	0.16%	0.17%	0.19%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

43

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2065 Target Date Retirement Income Fund
	Year	Year	Year	Period Jan 2,
	Ended	Ended	Ended	2020Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.60	$12.82	$9.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.23	0.19	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.83	(2.23)	3.38	(0.51)

Total from Investment Operations	1.06	(2.00)	3.57	(0.34)

Less Distributions:
Net Investment Income	(0.21)	(0.22)	(0.18)	(0.23)
Net Realized Gains	(0.01)	(—)	—	—

Total Distributions	(0.22)	(0.22)	(0.18)	(0.23)

Net Asset Value, End of Period	$11.44	$10.60	$12.82	$9.43

Total Return	10.00%	(15.66%)	38.01%	(3.18	%)(C)

Net Assets, End of Period (thousands)	$9,677	$5,658	$2,483	$954
Ratio of Expenses to Average Net Assets *(B)	0.22%	0.22%	0.23%	0.21	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.53%	0.85%	2.33%	35.30	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.99%	1.98%	1.61%	2.18	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.16%	0.16%	0.17%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which nine portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2023, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	Large Cap International Portfolio (IDG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	12%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	17%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—

45

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	13%
	DFA Inflation-Protected Securities Portfolio (IDG)	—

Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	5%

Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—

46

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—

Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

47

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the year ended October 31, 2023, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously assumed expenses subject to future recovery by the Advisor as of October 31, 2023, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense

48

Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses/Waived Fees	Expenses Assumed	Previously Assumed Expenses Subject to Future Recovery
Dimensional 2025 Target Date Retirement Income Fund	0.06%	—	—	—
Dimensional 2030 Target Date Retirement Income Fund	0.06%	—	—	—
Dimensional 2035 Target Date Retirement Income Fund	0.06%	$5	$3	—
Dimensional 2040 Target Date Retirement Income Fund	0.06%	26	4	—
Dimensional 2045 Target Date Retirement Income Fund	0.06%	21	3	$10
Dimensional 2050 Target Date Retirement Income Fund	0.06%	11	2	20
Dimensional 2055 Target Date Retirement Income Fund	0.06%	1	7	87
Dimensional 2060 Target Date Retirement Income Fund	0.06%	—	12	77
Dimensional 2065 Target Date Retirement Income Fund	0.06%	—	23	87

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2025 Target Date Retirement Income Fund	—
Dimensional 2030 Target Date Retirement Income Fund	—
Dimensional 2035 Target Date Retirement Income Fund	—
Dimensional 2040 Target Date Retirement Income Fund	—

49

Dimensional 2045 Target Date Retirement Income Fund	—
Dimensional 2050 Target Date Retirement Income Fund	—
Dimensional 2055 Target Date Retirement Income Fund	—
Dimensional 2060 Target Date Retirement Income Fund	—
Dimensional 2065 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2025 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$68,620	$19,013	$10,831	$(2,367)	$(895)	$73,540	7,078	$2,532	—
DFA LTIP Portfolio	39,628	9,735	9,757	(4,371)	(2,732)	32,503	6,075	1,812	—
U.S. Core Equity 1 Portfolio	17,751	3,482	7,394	1,456	(748)	14,547	462	249	$408
U.S. Large Company Portfolio	17,629	3,520	7,507	1,310	(417)	14,535	508	244	742
Large Cap International Portfolio	7,076	1,368	3,456	415	478	5,881	252	201	—
Emerging Markets Core Equity Portfolio	4,273	873	2,039	143	429	3,679	181	130	—
International Core Equity Portfolio	3,558	581	1,636	201	246	2,950	218	99	—
DFA Short-Term Extended Quality Portfolio	1,912	325	1,331	(60)	93	939	92	52	—
DFA Two-Year Global Fixed Income Portfolio	1,918	308	1,319	(31)	63	939	96	35	—

Total	$162,365	$39,205	$45,270	$(3,304)	$(3,483)	$149,513	14,962	$5,354	$1,150

50

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$48,255	$23,578	$8,534	$(5,930)	$(5,627)	$51,742	9,672	$2,600	—
DFA Inflation-Protected Securities Portfolio	31,235	14,266	2,855	(650)	(1,241)	40,755	3,922	1,298	—
U.S. Core Equity 1 Portfolio	25,857	6,047	7,213	211	710	25,612	813	405	$602
U.S. Large Company Portfolio	25,688	5,999	7,408	228	1,085	25,592	894	395	1,093
Large Cap International Portfolio	10,247	2,421	3,493	170	1,007	10,352	444	331	—
Emerging Markets Core Equity Portfolio	6,064	1,504	1,851	4	750	6,471	318	213	—
DFA Short-Term Extended Quality Portfolio	6,165	1,905	2,405	(116)	226	5,775	565	238	—
DFA Two-Year Global Fixed Income Portfolio	6,177	1,913	2,458	(62)	204	5,774	592	151	—
International Core Equity Portfolio	5,106	1,091	1,583	56	521	5,191	384	163	—

Total	$164,794	$58,724	$37,800	$(6,089)	$(2,365)	$177,264	17,604	$5,794	$1,695

Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$37,174	$22,153	$4,343	$(3,019)	$(6,806)	$45,159	8,441	$2,143	—
U.S. Large Company Portfolio	30,898	6,161	7,049	(97)	1,603	31,516	1,101	474	$1,291
U.S. Core Equity 1 Portfolio	30,972	6,294	6,792	37	991	31,502	1,000	487	709
Large Cap International Portfolio	12,368	2,381	3,387	(53)	1,410	12,719	545	400	—
DFA Short-Term Extended Quality Portfolio	9,731	2,852	3,090	(163)	330	9,660	945	392	—
DFA Two-Year Global Fixed Income Portfolio	9,743	2,871	3,187	(88)	310	9,649	989	251	—
DFA Inflation-Protected Securities Portfolio	6,244	4,604	1,167	(230)	(195)	9,256	891	276	—
Emerging Markets Core Equity Portfolio	7,452	1,395	1,780	(116)	1,007	7,958	392	260	—
International Core Equity Portfolio	6,248	995	1,532	(66)	736	6,381	472	198	—

Total	$150,830	$49,706	$32,327	$(3,795)	$(614)	$163,800	14,776	$4,881	$2,000

51

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2040 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$31,980	$6,424	$4,657	$(292)	$1,820	$35,275	1,233	$508	$1,363
U.S. Core Equity 1 Portfolio	32,121	6,609	4,502	(109)	1,138	35,257	1,119	521	750
DFA LTIP Portfolio	13,489	13,265	1,556	(1,137)	(3,362)	20,699	3,869	902	—
Large Cap International Portfolio	12,718	2,318	2,211	(57)	1,442	14,210	609	430	—
DFA Short-Term Extended Quality Portfolio	11,154	3,915	2,208	(129)	313	13,045	1,276	494	—
DFA Two-Year Global Fixed Income Portfolio	11,177	3,855	2,261	(66)	339	13,044	1,336	307	—
Emerging Markets Core Equity Portfolio	7,469	1,254	604	(86)	974	9,007	443	276	—
International Core Equity Portfolio	6,282	977	759	(39)	707	7,168	530	212	—

Total	$126,390	$38,617	$18,758	$(1,915)	$3,371	$147,705	10,415	$3,650	$2,113

Dimensional 2045 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$31,800	$9,333	$2,725	$(178)	$1,092	$39,322	1,248	$554	$762
U.S. Large Company Portfolio	31,735	8,891	2,765	(340)	1,801	39,322	1,374	539	1,386
Large Cap International Portfolio	12,635	3,848	1,896	(120)	1,402	15,869	680	456	—
DFA Short-Term Extended Quality Portfolio	7,978	6,323	2,029	(129)	254	12,397	1,213	429	—
DFA Two-Year Global Fixed Income Portfolio	7,994	6,173	2,003	(50)	283	12,397	1,270	259	—
Emerging Markets Core Equity Portfolio	7,519	2,106	553	(110)	953	9,915	488	292	—
International Core Equity Portfolio	6,303	1,585	603	(57)	683	7,911	585	225	—

Total	$105,964	$38,259	$12,574	$(984)	$6,468	$137,133	6,858	$2,754	$2,148

Dimensional 2050 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$27,684	$9,137	$2,974	$(457)	$1,626	$35,016	1,224	$467	$1,233
U.S. Core Equity 1 Portfolio	27,763	9,308	2,815	(261)	987	34,982	1,110	481	678
Large Cap International Portfolio	11,001	3,942	1,871	(115)	1,227	14,184	608	396	—
Emerging Markets Core Equity Portfolio	6,536	2,620	1,036	(180)	915	8,855	436	257	—
International Core Equity Portfolio	5,518	1,690	670	(63)	608	7,083	524	197	—
DFA Short-Term Extended Quality Portfolio	2,056	1,400	850	(40)	72	2,638	258	97	—
DFA Two-Year Global Fixed Income Portfolio	2,057	1,407	878	(21)	73	2,638	270	60	—

Total	$82,615	$29,504	$11,094	$(1,137)	$5,508	$105,396	4,430	$1,955	$1,911

52

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2055 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$15,626	$7,418	$1,591	$(186)	$893	$22,160	774	$288	$702
U.S. Core Equity 1 Portfolio	15,659	7,732	1,645	(126)	517	22,137	703	298	386
Large Cap International Portfolio	6,189	3,399	1,159	(80)	635	8,984	385	248	—
Emerging Markets Core Equity Portfolio	3,692	2,157	601	(103)	481	5,626	277	160	—
International Core Equity Portfolio	3,099	1,580	454	(45)	315	4,495	332	123	—
DFA Short-Term Extended Quality Portfolio	1,154	1,025	548	(24)	43	1,650	161	60	—
DFA Two-Year Global Fixed Income Portfolio	1,156	1,023	562	(12)	44	1,649	169	37	—

Total	$46,575	$24,334	$6,560	$(576)	$2,928	$66,701	2,801	$1,214	$1,088

Dimensional 2060 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$13,549	$6,162	$2,615	$(185)	$532	$17,443	554	$233	$334
U.S. Large Company Portfolio	13,516	6,157	2,775	(336)	880	17,442	609	228	607
Large Cap International Portfolio	5,404	2,481	1,360	(77)	606	7,054	302	194	—
Emerging Markets Core Equity Portfolio	3,193	1,712	849	(114)	470	4,412	217	127	—
International Core Equity Portfolio	2,697	1,146	563	(39)	299	3,540	262	96	—
DFA Short-Term Extended Quality Portfolio	1,012	786	508	(24)	40	1,306	128	48	—
DFA Two-Year Global Fixed Income Portfolio	1,012	795	526	(13)	38	1,306	134	30	—

Total	$40,383	$19,239	$9,196	$(788)	$2,865	$52,503	2,206	$956	$941

Dimensional 2065 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$1,899	$1,580	$292	$(45)	$61	$3,203	102	$37	$47
U.S. Large Company Portfolio	1,890	1,547	291	(60)	115	3,201	112	36	85
Large Cap International Portfolio	754	668	179	(24)	79	1,298	56	31	—
Emerging Markets Core Equity Portfolio	450	407	88	(20)	60	809	40	20	—
International Core Equity Portfolio	375	324	77	(12)	39	649	48	15	—
DFA Short-Term Extended Quality Portfolio	141	146	46	(2)	4	243	24	8	—
DFA Two-Year Global Fixed Income Portfolio	141	146	48	(1)	5	243	25	5	—

Total	$5,650	$4,818	$1,021	$(164)	$363	$9,646	407	$152	$132

53

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2025 Target Date Retirement Income Fund
2022	$10,203	$7,985	—	$18,188
2023	5,227	2,248	—	7,475
Dimensional 2030 Target Date Retirement Income Fund
2022	8,709	6,426	—	15,135
2023	5,602	2,222	—	7,824
Dimensional 2035 Target Date Retirement Income Fund
2022	5,801	2,915	—	8,716
2023	4,663	2,821	—	7,484
Dimensional 2040 Target Date Retirement Income Fund
2022	3,035	1,731	—	4,766
2023	3,368	2,359	—	5,727
Dimensional 2045 Target Date Retirement Income Fund
2022	1,886	848	—	2,734
2023	2,514	2,161	—	4,675
Dimensional 2050 Target Date Retirement Income Fund
2022	1,560	466	—	2,026
2023	1,854	1,730	—	3,584
Dimensional 2055 Target Date Retirement Income Fund
2022	864	240	—	1,104
2023	1,150	956	—	2,106
Dimensional 2060 Target Date Retirement Income Fund
2022	768	181	—	949
2023	904	849	—	1,753
Dimensional 2065 Target Date Retirement Income Fund
2022	89	—	—	89

54

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2023	$140	$8	—	$148

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2025 Target Date Retirement Income Fund	$(196)	$(301)	$(497)
Dimensional 2030 Target Date Retirement Income Fund	(410)	—	(410)
Dimensional 2035 Target Date Retirement Income Fund	(150)	(228)	(378)
Dimensional 2040 Target Date Retirement Income Fund	(225)	(87)	(312)
Dimensional 2045 Target Date Retirement Income Fund	(174)	(102)	(276)
Dimensional 2050 Target Date Retirement Income Fund	(58)	(217)	(275)
Dimensional 2055 Target Date Retirement Income Fund	(37)	(147)	(184)
Dimensional 2060 Target Date Retirement Income Fund	(29)	(139)	(168)
Dimensional 2065 Target Date Retirement Income Fund	(4)	—	(4)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2025 Target Date Retirement Income Fund	—	$1,413	—	$(14,934)	$(13,521)
Dimensional 2030 Target Date Retirement Income Fund	$94	1,056	—	(14,196)	(13,046)
Dimensional 2035 Target Date Retirement Income Fund	—	1,458	—	(3,915)	(2,457)
Dimensional 2040 Target Date Retirement Income Fund	—	1,877	—	11,647	13,524
Dimensional 2045 Target Date Retirement Income Fund	—	2,041	—	15,094	17,135
Dimensional 2050 Target Date Retirement Income Fund	—	1,681	—	13,737	15,418
Dimensional 2055 Target Date Retirement Income Fund	—	937	—	5,119	6,056
Dimensional 2060 Target Date Retirement Income Fund	—	774	—	4,203	4,977
Dimensional 2065 Target Date Retirement Income Fund	5	—	$(32)	(107)	(134)

55

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Dimensional 2065 Target Date Retirement Income Fund	$32	$32

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2025 Target Date Retirement Income Fund	$164,501	$16,179	$(31,113)	$(14,934)
Dimensional 2030 Target Date Retirement Income Fund	191,557	26,132	(40,328)	(14,196)
Dimensional 2035 Target Date Retirement Income Fund	167,756	20,440	(24,355)	(3,915)
Dimensional 2040 Target Date Retirement Income Fund	136,228	21,694	(10,047)	11,647
Dimensional 2045 Target Date Retirement Income Fund	122,113	15,290	(196)	15,094
Dimensional 2050 Target Date Retirement Income Fund	91,660	13,767	(31)	13,736
Dimensional 2055 Target Date Retirement Income Fund	61,609	5,131	(12)	5,119
Dimensional 2060 Target Date Retirement Income Fund	48,362	4,213	(10)	4,203
Dimensional 2065 Target Date Retirement Income Fund	9,765	26	(133)	(107)

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed

56

$500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
Dimensional 2025 Target Date Retirement Income Fund	5.64%	$408	121	$8	$1,669	—
Dimensional 2030 Target Date Retirement Income Fund	5.51%	493	82	6	1,864	—
Dimensional 2035 Target Date Retirement Income Fund	5.65%	404	68	4	1,554	—
Dimensional 2040 Target Date Retirement Income Fund	5.46%	532	43	3	1,360	—
Dimensional 2045 Target Date Retirement Income Fund	5.65%	429	38	2	1,176	—
Dimensional 2050 Target Date Retirement Income Fund	5.43%	282	29	1	1,032	—
Dimensional 2055 Target Date Retirement Income Fund	5.67%	262	19	1	690	—
Dimensional 2060 Target Date Retirement Income Fund	5.58%	393	8	—	534	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase

57

agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2023.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios accounting policies or financial statements.

J. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2025 Target Date Retirement Income Fund	7	87%
Dimensional 2030 Target Date Retirement Income Fund	7	86%
Dimensional 2035 Target Date Retirement Income Fund	8	91%
Dimensional 2040 Target Date Retirement Income Fund	8	92%
Dimensional 2045 Target Date Retirement Income Fund	5	81%
Dimensional 2050 Target Date Retirement Income Fund	5	81%
Dimensional 2055 Target Date Retirement Income Fund	5	86%
Dimensional 2060 Target Date Retirement Income Fund	5	91%

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2065 Target Date Retirement Income Fund	4	93%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the nine portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (nine of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021, 2020, and 2019

Dimensional 2065 Target Date Retirement Income Fund	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022 and 2021 and the period from January 2, 2020 (commencement of operations) through October 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures

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included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (ETF Trust), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

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Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011-2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investme nt Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

•  Dimensional Fund Advisors Pte. Ltd.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 –2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Chief Financial Officer (2017 - 2020) and Treasurer (2003 – 2017) of • Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Vice President (since April 2022) of

•  Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

70

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•  Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

71

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•  the DFA Fund Complex

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•  the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

•  Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•  the DFA Fund Complex

Vice President (since 2016) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•  the DFA Fund Complex

Vice President of

•  Dimensional Holdings Inc. (since 2016)

•  Dimensional Fund Advisors LP (since 2016)

•  Dimensional Investment LLC (since 2016)

•  DFA Securities LLC (since 2016)

•  Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

72

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

73

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional 2025 Target Date Retirement Income Fund	70%	—	30%	—	—	100%	9%	14%	100%	1%	8%	100%	100%
Dimensional 2030 Target Date Retirement Income Fund	72%	—	28%	—	—	100%	13%	21%	100%	1%	13%	100%	100%
Dimensional 2035 Target Date Retirement Income Fund	62%	—	38%	—	—	100%	18%	31%	92%	1%	20%	96%	—
Dimensional 2040 Target Date Retirement Income Fund	59%	—	41%	—	—	100%	28%	47%	57%	2%	29%	66%	100%
Dimensional 2045 Target Date Retirement Income Fund	54%	—	46%	—	—	100%	41%	69%	10%	3%	42%	23%	100%
Dimensional 2050 Target Date Retirement Income Fund	52%	—	48%	—	—	100%	48%	81%	3%	4%	52%	8%	100%
Dimensional 2055 Target Date Retirement Income Fund	55%	—	45%	—	—	100%	48%	82%	3%	4%	53%	8%	100%
Dimensional 2060 Target Date Retirement Income Fund	52%	—	48%	—	—	100%	48%	82%	3%	4%	53%	8%	100%
Dimensional 2065 Target Date Retirement Income Fund	95%	—	5%	—	—	100%	47%	80%	3%	4%	57%	9%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

See accompanying Notes to Financial Statements.

74

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

75

DFA103123-013A 00293590

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2010 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2023

Dimensional 2015 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2023

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2020 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2023

3

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023

Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%

Total Return for 12 Months Ended October 31, 2023

Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

4

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%

5

Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2023

Bond yields generally increased in the U.S. during the 12 months ended October 31, 2023. Longer-term government bonds generally underperformed shorter-term government bonds for the period. Bond yields also generally increased across global developed markets, resulting in the general underperformance of longer-term government bonds across global developed markets as well.

Long-term bond indices generally underperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2023. For example, the Bloomberg Global Treasury Bond Index 1-3 Years (hedged to USD) returned 3.63%, while the Bloomberg Global Treasury Bond Index 10+ Years (hedged to USD) returned -4.02%. Within the U.S., the Bloomberg U.S. Treasury Bond Index 1-3 Years returned 2.89%, while the Bloomberg U.S. Treasury Bond Index 10+ Years returned -8.50%.

	October 31, 2022	October 31, 2023	Change
One-Month Treasury Bill (yield)	3.73%	5.56%	1.83%
Ten-Year U.S. Treasury Notes (yield)	4.10%	4.88%	0.78%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields.

6

During the period under review, within the taxable bond market, the ultrashort- and short-term Portfolios employing a variable maturity approach were generally positioned toward the shorter end of their eligible maturity ranges as short-term bonds generally exhibited higher expected returns, reflecting a generally flat to inverted ultrashort- to short-term segment of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach focused on a combination of short- and long-term securities as certain eligible yield curves were generally flat to inverted in their short-term segments but were slightly upwardly sloped in their intermediate- to long-term segments. Realized term premiums were negative during the period.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower credit quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing higher expected credit premiums.

Credit spreads were relatively wide over the period, indicating larger expected credit premiums. As a result, the variable credit Portfolios generally maintained their allocations to single-A, BBB, and where allowable and appropriate, BB rated bonds during the period, but were generally below their maximum allowable weights. Realized credit premiums were positive, as corporate bonds outperformed their government bond counterparts. Both corporate and government bonds outperformed securitized bonds during the period.

For the tax-exempt market, Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration ranges, reflecting the relatively flat slope of eligible municipal curves during the period. Realized term premiums were mixed for municipal securities during the period, with intermediate-term municipal bonds generally underperforming shorter- and longer-term municipal bonds.

Target Date Retirement Income Fund 2010-2020 Review	12 Months Ended October 31, 2023

The Dimensional Target Date Retirement Income Portfolios listed below are designed for investors in retirement and who are planning to withdraw the value of their investment in a Portfolio over many years after the target date:

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Dimensional 2020 Target Date Retirement Income Fund

Each Portfolio allocates investments to other equity and fixed income mutual funds managed by Dimensional (the “Underlying Funds”). Over time, each Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds).

7

Each Portfolio uses equity Underlying Funds as growth assets and uses fixed income Underlying Funds to hedge against changes to the cost of funding in-retirement consumption. Over time, the percentage allocated by a Portfolio to growth assets is expected to decrease and the percentage allocated to hedging assets is expected to increase.

In evaluating the performance of the hedging portion of the Portfolio, we believe investors should focus on changes to their cost of funding in-retirement consumption rather than on asset growth. During periods in which real interest rates increase, the present-day cost of funding an investor’s future in-retirement consumption generally decreases. As a result, the portion of the Portfolio allocated to the fixed income Underlying Funds, which is intended to hedge against changes to cost of funding in-retirement consumption, should be evaluated alongside changes in the cost of funding in-retirement consumption.

Dimensional 2010 Target Date Retirement Income Fund

The Dimensional 2010 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of other mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio, and the DFA One-Year Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2023, the total return was 2.68% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had a weighted average duration of approximately 5.73 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds underperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term benchmark, as realized term premiums were negative across nominal and real securities for the period.

8

For the 12 months ended October 31, 2023, the total return was 2.68% for the Fund and 2.13% for the S&P STRIDE Glide Path 2010 Index, a target date benchmark.

Dimensional 2015 Target Date Retirement Income Fund

The Dimensional 2015 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of other mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2023, the total return was 1.58% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had a weighted average duration of approximately 8.04 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds underperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities for the period.

For the 12 months ended October 31, 2023, the total return was 1.58% for the Fund and 0.95% for the S&P STRIDE Glide Path 2015 Index, a target date benchmark.

Dimensional 2020 Target Date Retirement Income Fund

The Dimensional 2020 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and

9

fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2023, the total return was 0.18% for the Fund, 9.33% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 3.31% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2023, the Fund’s Equity Underlying Funds collectively outperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks contributed positively to performance relative to the equity benchmark, as value stocks generally outperformed high relative price (growth) stocks outside of the U.S. The Equity Underlying Funds’ greater emphasis on stocks with higher profitability also contributed positively to performance relative to the equity benchmark, as these stocks generally outperformed.

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had a weighted average duration of approximately 10.29 years over the 12 months ended October 31, 2023, compared to a weighted average duration of approximately 1.85 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds underperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ longer duration detracted from performance relative to the short-term fixed income benchmark, as realized term premiums were negative across nominal and real securities during the period.

For the 12 months ended October 31, 2023, the total return was 0.18% for the Fund and -0.23% for the S&P STRIDE Glide Path 2020 Index, a target date benchmark.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2010 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$969.10	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

Dimensional 2015 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$951.10	0.17%	$0.84
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

11

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2020 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$935.90	0.19%	$0.93
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

12

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2010 Target Date Retirement Income Fund	100.0%
Dimensional 2015 Target Date Retirement Income Fund	100.0%
Dimensional 2020 Target Date Retirement Income Fund	100.0%

13

DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,018,985	$10,587,257
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	260,860	2,660,775
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	42,238	1,208,842
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	38,242	1,204,993
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	20,798	485,417
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	14,984	304,482
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	17,995	243,480

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $16,196,494)		$16,695,246

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$16,695,246	—	—	$16,695,246

TOTAL	$16,695,246	—	—	$16,695,246

See accompanying Notes to Financial Statements.

14

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,081,982	$21,631,798
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	89,147	2,551,378
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	80,751	2,544,463
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	44,127	1,029,916
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	189,028	1,011,302
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	31,681	643,757
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	38,164	516,362

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $29,226,727)		$29,928,976

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$29,928,976	—	—	$29,928,976

TOTAL	$29,928,976	—	—	$29,928,976

See accompanying Notes to Financial Statements.

15

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	5,250,550	$54,553,215
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	1,915,276	10,246,727
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	257,132	7,359,110
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	233,298	7,351,233
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	127,836	2,983,693
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	91,971	1,868,849
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	110,318	1,492,598

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $87,745,639)		$85,855,425

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $30,776)	30,776	30,776

TOTAL INVESTMENTS — (100.0%) (Cost $87,776,415)		$85,886,201

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$85,855,425	—	—	$85,855,425
Temporary Cash Investments	30,776	—	—	30,776

TOTAL	$85,886,201	—	—	$85,886,201

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Dimensional 2010 Target Date Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+	Dimensional 2020 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$16,695	$29,929	$85,855
Temporary Cash Investments at Value & Cost	—	—	31
Receivables:
Affiliated Investment Companies Sold	11	2	—
Fund Shares Sold	4	—	8
Due from Advisor	2	2	1
Prepaid Expenses and Other Assets	12	12	14

Total Assets	16,724	29,945	85,909

LIABILITIES:
Payables:
Due to Custodian	1	1	—
Fund Shares Redeemed	11	81	3
Accrued Expenses and Other Liabilities	3	4	9

Total Liabilities	15	86	12

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$16,709	$29,859	$85,897

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $16,709; $29,859 and $85,897 and shares outstanding of 1,581,423, 2,937,407 and 8,594,906, respectively, $0.01 Par Value (1)	$10.57	$10.17	$9.99

(1) NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$16,196	$29,227	$87,745

NET ASSETS CONSIST OF:
Paid-In Capital	$17,224	$29,816	$91,075
Total Distributable Earnings (Loss)	(515)	43	(5,178)

NET ASSETS	$16,709	$29,859	$85,897

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund	Dimensional 2020 Target Date Retirement Income Fund
Investment Income
Dividends	$1	$1	$4

Income Distributions Received from Affiliated Investment Companies	559	995	2,970

Total Investment Income	560	996	2,974

Expenses
Accounting & Transfer Agent Fees	4	6	12
Custodian Fees	1	1	1
Filing Fees	18	19	22
Shareholders’ Reports	8	9	13
Directors’/Trustees’ Fees & Expenses	—	—	1
Professional Fees	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	3
Other	6	6	17

Total Expenses	37	41	70

Fees Waived, Expenses Reimbursed by Advisor (Note C)	24	21	12

Net Expenses	13	20	58

Net Investment Income (Loss)	547	976	2,916

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	105	190	524
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(239)	(142)	(1,361)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	193	(368)	(1,082)

Net Realized and Unrealized Gain (Loss)	59	(320)	(1,919)

Net Increase (Decrease) in Net Assets Resulting from Operations	$606	$656	$997

See accompanying Notes to Financial Statements.

18

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund		Dimensional 2020 Target Date Retirement Income Fund
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$547	$1,411	$976	$2,506	$2,916	$7,475
Capital Gain Distributions Received from Affiliated Investment Companies	105	172	190	381	524	1,386
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(239)	(902)	(142)	(601)	(1,361)	(1,933)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	193	(3,786)	(368)	(8,699)	(1,082)	(29,242)

Net Increase (Decrease) in Net Assets Resulting from Operations	606	(3,105)	656	(6,413)	997	(22,314)

Distributions:
Institutional Class Shares	(535)	(1,683)	(959)	(3,523)	(3,487)	(11,627)
Capital Share Transactions (1):
Shares Issued	5,972	7,672	7,605	8,301	21,930	24,828
Shares Issued in Lieu of Cash Distributions	535	1,683	959	3,523	3,487	11,627
Shares Redeemed	(10,522)	(9,899)	(11,938)	(14,024)	(37,877)	(33,144)

Net Increase (Decrease) from Capital Share Transactions	(4,015)	(544)	(3,374)	(2,200)	(12,460)	3,311

Total Increase (Decrease) in Net Assets	(3,944)	(5,332)	(3,677)	(12,136)	(14,950)	(30,630)
Net Assets
Beginning of Year	20,653	25,985	33,536	45,672	100,847	131,477

End of Year	$16,709	$20,653	$29,859	$33,536	$85,897	$100,847

(1) Shares Issued and Redeemed:
Shares Issued	542	645	721	670	2,053	2,001
Shares Issued in Lieu of Cash Distributions	49	148	91	305	330	978
Shares Redeemed	(961)	(869)	(1,128)	(1,188)	(3,532)	(2,760)

Net Increase (Decrease) from Shares Issued and Redeemed	(370)	(76)	(316)	(213)	(1,149)	219

See accompanying Notes to Financial Statements.

19

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2010 Target Date Retirement Income Fund					Dimensional 2015 Target Date Retirement Income Fund
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.59	$12.82	$11.84	$11.13	$10.32	$10.31	$13.18	$12.20	$11.28	$10.34

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.66	0.41	0.14	0.23	0.31	0.72	0.47	0.14	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	(2.11)	1.18	0.76	0.80	(0.14)	(2.55)	1.27	0.93	0.94

Total from Investment Operations	0.29	(1.45)	1.59	0.90	1.03	0.17	(1.83)	1.74	1.07	1.17

Less Distributions:
Net Investment Income	(0.31)	(0.64)	(0.41)	(0.14)	(0.22)	(0.31)	(0.74)	(0.46)	(0.14)	(0.23)
Net Realized Gains	—	(0.14)	(0.20)	(0.05)	—	—	(0.30)	(0.30)	(0.01)	(—)

Total Distributions	(0.31)	(0.78)	(0.61)	(0.19)	(0.22)	(0.31)	(1.04)	(0.76)	(0.15)	(0.23)

Net Asset Value, End of Year	$10.57	$10.59	$12.82	$11.84	$11.13	$10.17	$10.31	$13.18	$12.20	$11.28

Total Return	2.68%	(11.62%)	13.65%	8.09%	10.09%	1.58%	(14.53%)	14.68%	9.58%	11.39%

Net Assets, End of Year (thousands)	$16,709	$20,653	$25,985	$18,952	$19,681	$29,859	$33,536	$45,672	$41,450	$51,570
Ratio of Expenses to Average Net Assets *(B)	0.18%	0.18%	0.19%	0.20%	0.21%	0.17%	0.17%	0.18%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.30%	0.24%	0.34%	0.45%	0.55%	0.24%	0.19%	0.25%	0.29%	0.33%
Ratio of Net Investment Income to Average Net Assets	2.74%	5.55%	3.25%	1.22%	2.10%	2.89%	6.02%	3.69%	1.23%	2.09%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.12%	0.12%	0.13%	0.14%	0.15%	0.11%	0.11%	0.12%	0.13%	0.13%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.35	$13.80	$12.66	$11.60	$10.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.76	0.48	0.15	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.29)	(3.01)	1.35	1.12	1.11

Total from Investment Operations	0.03	(2.25)	1.83	1.27	1.35

Less Distributions:
Net Investment Income	(0.32)	(0.76)	(0.48)	(0.15)	(0.24)
Net Realized Gains	(0.07)	(0.44)	(0.21)	(0.06)	(0.03)

Total Distributions	(0.39)	(1.20)	(0.69)	(0.21)	(0.27)

Net Asset Value, End of Year	$9.99	$10.35	$13.80	$12.66	$11.60

Total Return	0.18%	(17.18%)	14.83%	11.11%	12.94%

Net Assets, End of Year (thousands)	$85,897	$100,847	$131,477	$125,810	$120,380
Ratio of Expenses to Average Net Assets *(B)	0.19%	0.19%	0.19%	0.20%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Expenses Reimbursed by Advisor)*(B)	0.20%	0.18%	0.20%	0.22%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.00%	6.20%	3.60%	1.27%	2.15%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.13%	0.13%	0.13%	0.14%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, three of which, the Dimensional 2010 Target Date Retirement Income Fund, the Dimensional 2015 Target Date Retirement Income Fund, and the Dimensional 2020 Target Date Retirement Income Fund (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2023, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
Dimensional 2010 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
	DFA One-Year Fixed Income Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—

22

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	3%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

23

fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio. For the year ended October 31, 2023, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously assumed expenses subject to future recovery by the Advisor as of October 31, 2023, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses/ Waived Fees	Expenses Assumed	Previously Assumed Expenses Subject to Future Recovery
Dimensional 2010 Target Date Retirement Income Fund	0.06%	—	$24	$72

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Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Assumed Expenses/ Waived Fees	Expenses Assumed	Previously Assumed Expenses Subject to Future Recovery
Dimensional 2015 Target Date Retirement Income Fund	0.06%	—	$21	$68
Dimensional 2020 Target Date Retirement Income Fund	0.06%	$3	12	27

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2010 Target Date Retirement Income Fund	—
Dimensional 2015 Target Date Retirement Income Fund	—
Dimensional 2020 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2010 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$13,410	$3,043	$5,453	$(492)	$80	$10,588	1,019	$401	—
DFA One-Year Fixed Income Portfolio	2,668	1,568	1,627	(21)	73	2,661	261	80	—
U.S. Large Company Portfolio	1,611	455	933	89	(13)	1,209	42	21	$68
U.S. Core Equity 1 Portfolio	1,614	441	910	117	(57)	1,205	38	21	37
Large Cap International Portfolio	638	183	419	35	48	485	21	17	—
Emerging Markets Core Equity Portfolio	380	96	226	12	42	304	15	11	—
International Core Equity Portfolio	319	78	195	21	20	243	18	8	—

Total	$20,640	$5,864	$9,763	$(239)	$193	$16,695	1,414	$559	$105

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$23,542	$4,349	$5,403	$(370)	$(485)	$21,633	2,082	$772	—
U.S. Large Company Portfolio	2,969	660	1,226	231	(83)	2,551	89	41	$123
U.S. Core Equity 1 Portfolio	2,978	689	1,234	221	(110)	2,544	81	42	67
Large Cap International Portfolio	1,196	271	585	56	92	1,030	44	34	—
DFA LTIP Portfolio	1,523	918	1,200	(336)	106	1,011	189	67	—
Emerging Markets Core Equity Portfolio	721	171	343	23	72	644	32	22	—
International Core Equity Portfolio	605	123	285	33	40	516	38	17	—

Total	$33,534	$7,181	$10,276	$(142)	$(368)	$29,929	2,555	$995	$190

Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$61,951	$10,957	$16,231	$(1,956)	$(169)	$54,552	5,251	$1,943	—
DFA LTIP Portfolio	13,498	3,157	4,350	(1,168)	(890)	10,247	1,915	578	—
U.S. Large Company Portfolio	8,988	1,807	3,898	656	(194)	7,359	257	118	$338
U.S. Core Equity 1 Portfolio	9,007	1,798	3,800	695	(349)	7,351	233	121	186
Large Cap International Portfolio	3,630	736	1,818	226	210	2,984	128	98	—
Emerging Markets Core Equity Portfolio	2,174	435	1,022	81	201	1,869	92	63	—
International Core Equity Portfolio	1,824	336	881	105	109	1,493	110	49	—

Total	$101,072	$19,226	$32,000	$(1,361)	$(1,082)	$85,855	7,986	$2,970	$524

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2010 Target Date Retirement Income Fund
2022	$1,450	$233	—	$1,683
2023	535	—	—	535
Dimensional 2015 Target Date Retirement Income Fund
2022	2,487	1,035	—	3,522
2023	959	—	—	959
Dimensional 2020 Target Date Retirement Income Fund
2022	7,431	4,196	—	11,627
2023	2,873	614	—	3,487

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2010 Target Date Retirement Income Fund	$(12)	—	$(12)
Dimensional 2015 Target Date Retirement Income Fund	(69)	$(14)	(83)
Dimensional 2020 Target Date Retirement Income Fund	(76)	(81)	(157)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2010 Target Date Retirement Income Fund	—	—	$(359)	$(156)	$(515)
Dimensional 2015 Target Date Retirement Income Fund	—	$298	—	(252)	46
Dimensional 2020 Target Date Retirement Income Fund	—	146	—	(5,327)	(5,181)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the following Portfolio had capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Dimensional 2010 Target Date Retirement Income Fund	$359	$359

During the year ended October 31, 2023, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2010 Target Date Retirement Income Fund	$16,851	$742	$(897)	$(155)
Dimensional 2015 Target Date Retirement Income Fund	30,181	1,973	(2,225)	(252)
Dimensional 2020 Target Date Retirement Income Fund	91,213	8,421	(13,748)	(5,327)

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
Dimensional 2010 Target Date Retirement Income Fund	5.40%	$88	50	$1	$215	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
Dimensional 2015 Target Date Retirement Income Fund	5.32%	$135	56	$1	$356	—
Dimensional 2020 Target Date Retirement Income Fund	5.48%	333	81	4	1,003	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2023.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios accounting policies or financial statements.

29

J. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2010 Target Date Retirement Income Fund	5	84%
Dimensional 2015 Target Date Retirement Income Fund	8	82%
Dimensional 2020 Target Date Retirement Income Fund	6	81%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund and Dimensional 2020 Target Date Retirement Income Fund (three of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

32

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

33

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

34

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017- July 2017).

35

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

36

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investme nt Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

37

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2019)

•   Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA Entities (since 2017)

•   Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Chairman (since 2018) of

•   Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President of

•   Dimensional Advisors Ltd. (since 2016)

•   Dimensional Hong Kong Limited (since 2016)

•   Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

•   Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

•   Dimensional Fund Advisors Pte. Ltd.

38

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•   the DFA Fund Complex

Executive Vice President (since January 2020) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Vice President (since 2020) of

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Ireland Limited

•   Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•   the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•   Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•   BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•   the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Canada ULC

•   DFA Securities LLC

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Holdings Inc.

•   Dimensional Hong Kong Limited

•   Dimensional Investment LLC

Vice President (since March 2021) of

•   Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•   Lord Abbett & Co. LLC

39

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Chief Financial Officer (2017 - 2020) and Treasurer (2003 – 2017) of • Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•   Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November

2019) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•   all the DFA Entities

Vice President (since 2020) of

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

•   all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•   all the DFA Entities (since 2015)

•   Dimensional Fund Advisors Ltd. (since 2015)

•   Dimensional ETF Trust (since 2020)

•   DFA Australia Limited (since 2020)

•   Dimensional Fund Advisors Canada ULC (since 2020)

•   Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)
Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC Vice President (since April 2022) of

•   Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•   OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

General Counsel of

•   all the DFA Entities (since 2001)

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

40

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC (since 2009)

•   DFA Canada LLC (since 2009)

•   Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Secretary of

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   DFA Securities LLC (since 2006)

•   Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   DFA Canada LLC (since 2009)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2014)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•   Dimensional Hong Kong Limited

Director of

•   Dimensional Australia Limited (since 2007)

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•   Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•   the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

41

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•   the DFA Fund Complex

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•   the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

•   Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•   Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•   DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•   the DFA Fund Complex

Vice President (since 2016) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•   the DFA Fund Complex

Vice President of

•   Dimensional Holdings Inc. (since 2016)

•   Dimensional Fund Advisors LP (since 2016)

•   Dimensional Investment LLC (since 2016)

•   DFA Securities LLC (since 2016)

•   Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

42

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

43

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Dimensional 2010 Target Date
Retirement Income Fund	100%	—	—	—	—	100%	7%	12%	100%	1%	7%	100%	—
Dimensional 2015 Target Date
Retirement Income Fund	100%	—	—	—	—	100%	8%	14%	100%	1%	8%	100%	100%
Dimensional 2020 Target Date
Retirement Income Fund	82%	—	18%	—	—	100%	8%	13%	100%	1%	8%	100%	100%

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

44

DFA103123-014A 00293591

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2023: $2,172,445

Fiscal Year Ended October 31, 2022: $2,065,220

(b)	Audit-Related Fees

Fees for Registrant   Fiscal Year Ended October 31, 2023: $171,998

                                   Fiscal Year Ended October 31, 2022: $167,036

For fiscal years ended October 31, 2023 and October 31, 2022, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                   Fiscal Year Ended October 31, 2023: $235,000

                                   Fiscal Year Ended October 31, 2022: $225,000

For the fiscal years ended October 31, 2023 and October 31, 2022, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant    Fiscal Year Ended October 31, 2023: $0

                                    Fiscal Year Ended October 31, 2022: $0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant    Fiscal Year Ended October 31, 2023: $0

                                   Fiscal Year Ended October 31, 2022: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.

The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2023 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2023: $2,324,248

Fiscal Year Ended October 31, 2022: $1,809,441

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Large Cap Equity Portfolio	Series of Registrant

U.S. Targeted Value Portfolio	Series of Registrant

U.S. Small Cap Value Portfolio	Series of Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

U.S. Core Equity 2 Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Vector Equity Portfolio	Series of Registrant

U.S. Small Cap Portfolio	Series of Registrant

U.S. Micro Cap Portfolio	Series of Registrant

U.S. High Relative Profitability Portfolio	Series of the Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA Global Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

International High Relative Profitability Portfolio	Series of the Registrant

World ex U.S. Core Equity Portfolio	Series of Registrant

World ex U.S. Targeted Value Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant

Emerging Markets Targeted Value Portfolio	Series of the Registrant

Emerging Markets ex China Core Equity Portfolio	Series of the Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
The Emerging Markets Series	Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio

U.S. Social Core Equity 2 Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

U.S. Sustainability Targeted Value Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

International Social Core Equity Portfolio	Series of Registrant

Emerging Markets Social Core Equity Portfolio	Series of Registrant

Emerging Markets Sustainability Core 1 Portfolio	Series of Registrant

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

U.S. Large Cap Growth Portfolio	Series of Registrant

U.S. Small Cap Growth Portfolio	Series of Registrant

International Large Cap Growth Portfolio	Series of Registrant

International Small Cap Growth Portfolio	Series of Registrant

U.S. LARGE CAP EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.2%)
*	Alphabet, Inc., Class A	215,670	$26,760,334
*	Alphabet, Inc., Class C	178,843	22,409,028
	AT&T, Inc.	147,366	2,269,436
*	Atlanta Braves Holdings, Inc., Class C	475	16,520
*	Charter Communications, Inc., Class A	5,189	2,090,129
	Comcast Corp., Class A	192,293	7,939,778
	Electronic Arts, Inc.	17,089	2,115,447
#	Endeavor Group Holdings, Inc., Class A	15,207	346,111
	Fox Corp., Class A	18,977	576,711
	Fox Corp., Class B	12,521	349,461
*»	GCI Liberty, Inc.	11,378	10,291
	Interpublic Group of Cos., Inc.	48,814	1,386,318
*	Liberty Broadband Corp., Class A	2,108	175,639
*	Liberty Broadband Corp., Class C	8,740	728,129
	Liberty Media Corp.-Liberty Formula One, Class A	1,915	110,208
*	Liberty Media Corp.-Liberty Formula One, Class C	14,506	938,393
	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	206,769
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,636	432,964
*	Live Nation Entertainment, Inc.	7,530	602,551
*	Match Group, Inc.	9,968	344,893
*	Meta Platforms, Inc., Class A	99,762	30,055,298
*	Netflix, Inc.	11,850	4,878,526
	News Corp., Class A	35,333	730,686
#	News Corp., Class B	19,570	419,581
	Omnicom Group, Inc.	21,759	1,629,967
*	Pinterest, Inc., Class A	23,644	706,483
*	ROBLOX Corp., Class A	6,053	192,546
#	Sirius XM Holdings, Inc.	38,728	165,756
*	Snap, Inc., Class A	24,862	248,869
*	Spotify Technology SA	5,364	883,773
*	Take-Two Interactive Software, Inc.	7,107	950,561
*	T-Mobile U.S., Inc.	26,178	3,765,967
*	Trade Desk, Inc., Class A	10,796	766,084
	Verizon Communications, Inc.	168,852	5,931,771
*	Walt Disney Co.	57,180	4,665,316
*	Warner Bros Discovery, Inc.	84,768	842,594
	Warner Music Group Corp., Class A	2,458	76,935

TOTAL COMMUNICATION SERVICES			126,719,823

CONSUMER DISCRETIONARY — (10.5%)
*	Airbnb, Inc., Class A	10,645	1,259,197
*	Amazon.com, Inc.	376,141	50,060,606
*	Aptiv PLC	15,696	1,368,691
	Aramark	23,172	624,022
*	AutoZone, Inc.	616	1,525,912
	Best Buy Co., Inc.	24,574	1,642,035
*	Booking Holdings, Inc.	1,637	4,566,510
	BorgWarner, Inc.	24,939	920,249
*	CarMax, Inc.	11,086	677,244
*	Carnival Corp.	40,917	468,909
*	Chipotle Mexican Grill, Inc.	1,099	2,134,478
	Churchill Downs, Inc.	2,918	320,513
	Darden Restaurants, Inc.	6,141	893,700
*	Deckers Outdoor Corp.	2,348	1,401,897
	Dick’s Sporting Goods, Inc.	2,986	319,353

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Domino’s Pizza, Inc.	1,361	$461,365
*	DoorDash, Inc., Class A	16,211	1,215,014
	DR Horton, Inc.	29,065	3,034,386
*	DraftKings, Inc., Class A	12,531	346,106
	eBay, Inc.	46,386	1,819,723
*	Etsy, Inc.	1,778	110,769
*	Expedia Group, Inc.	5,821	554,683
*	Five Below, Inc.	3,506	609,974
#*	Floor & Decor Holdings, Inc., Class A	5,684	468,362
	Ford Motor Co.	145,104	1,414,764
	Garmin Ltd.	14,209	1,456,849
	General Motors Co.	73,710	2,078,622
	Genuine Parts Co.	11,193	1,442,330
	Hilton Worldwide Holdings, Inc.	8,690	1,316,796
	Home Depot, Inc.	41,719	11,876,982
#	Hyatt Hotels Corp., Class A	4,173	427,482
	Las Vegas Sands Corp.	15,363	729,128
	Lear Corp.	5,632	730,808
	Lennar Corp., Class A	22,658	2,417,155
#	Lennar Corp., Class B	1,823	179,766
	LKQ Corp.	27,616	1,212,895
	Lowe’s Cos., Inc.	19,315	3,680,860
#*	Lucid Group, Inc.	15,691	64,647
*	Lululemon Athletica, Inc.	4,788	1,883,982
	Marriott International, Inc., Class A	11,437	2,156,561
	McDonald’s Corp.	23,223	6,088,374
	MGM Resorts International	18,488	645,601
	NIKE, Inc., Class B	44,993	4,623,931
*	NVR, Inc.	295	1,596,723
*	O’Reilly Automotive, Inc.	2,116	1,968,811
	Penske Automotive Group, Inc.	11,769	1,683,908
	Phinia, Inc.	4,987	129,064
	Pool Corp.	2,189	691,220
	PulteGroup, Inc.	23,572	1,734,663
#*	Rivian Automotive, Inc., Class A	25,296	410,301
	Ross Stores, Inc.	18,436	2,138,023
*	Royal Caribbean Cruises Ltd.	14,694	1,245,023
	Service Corp. International	15,686	853,632
	Starbucks Corp.	38,591	3,559,634
*	Tesla, Inc.	72,431	14,547,042
	TJX Cos., Inc.	50,987	4,490,425
	Tractor Supply Co.	6,831	1,315,377
*	Ulta Beauty, Inc.	3,201	1,220,573
	Vail Resorts, Inc.	3,391	719,740
#	Williams-Sonoma, Inc.	8,562	1,286,355
	Wynn Resorts Ltd.	1,775	155,809
	Yum! Brands, Inc.	9,486	1,146,478

TOTAL CONSUMER DISCRETIONARY			162,124,032

CONSUMER STAPLES — (6.9%)
	Albertsons Cos., Inc., Class A	19,171	416,011
	Altria Group, Inc.	52,454	2,107,077
	Archer-Daniels-Midland Co.	19,781	1,415,726
	Brown-Forman Corp., Class A	4,122	236,685
	Brown-Forman Corp., Class B	15,779	886,149
	Bunge Ltd.	13,483	1,428,928
	Campbell Soup Co.	21,365	863,360
	Casey’s General Stores, Inc.	2,576	700,440
*	Celsius Holdings, Inc.	1,534	233,306

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Church & Dwight Co., Inc.	12,985	$1,180,856
	Clorox Co.	5,263	619,455
	Coca-Cola Co.	139,387	7,873,972
	Colgate-Palmolive Co.	25,513	1,916,536
	Conagra Brands, Inc.	27,706	758,036
	Constellation Brands, Inc., Class A	6,081	1,423,866
	Costco Wholesale Corp.	15,364	8,487,688
	Dollar General Corp.	8,903	1,059,813
*	Dollar Tree, Inc.	23,856	2,650,163
	Estee Lauder Cos., Inc., Class A	8,103	1,044,234
	General Mills, Inc.	45,750	2,984,730
	Hershey Co.	6,595	1,235,573
	Hormel Foods Corp.	29,988	976,109
	J M Smucker Co.	8,290	943,734
	Kellanova	23,950	1,208,756
	Kenvue, Inc.	215,220	4,003,092
	Keurig Dr Pepper, Inc.	23,660	717,608
	Kimberly-Clark Corp.	12,559	1,502,559
	Kraft Heinz Co.	42,946	1,351,081
	Kroger Co.	91,614	4,156,527
	Lamb Weston Holdings, Inc.	9,433	847,083
	McCormick & Co., Inc.	13,674	873,769
	McCormick & Co., Inc.	612	39,321
	Molson Coors Beverage Co., Class B	11,347	655,516
	Mondelez International, Inc., Class A	45,815	3,033,411
*	Monster Beverage Corp.	22,868	1,168,555
	PepsiCo, Inc.	58,406	9,536,532
*	Performance Food Group Co.	13,200	762,432
	Philip Morris International, Inc.	50,711	4,521,393
	Procter & Gamble Co.	89,222	13,385,977
	Sysco Corp.	23,113	1,536,783
	Target Corp.	23,229	2,573,541
	Tyson Foods, Inc., Class A	18,794	871,102
*	U.S. Foods Holding Corp.	19,415	756,020
	Walgreens Boots Alliance, Inc.	27,682	583,537
	Walmart, Inc.	67,173	10,976,740
*	WK Kellogg Co.	5,987	59,990

TOTAL CONSUMER STAPLES			106,563,772

ENERGY — (6.3%)
*	Antero Resources Corp.	16,320	480,461
	APA Corp.	14,486	575,384
	Baker Hughes Co.	65,841	2,266,247
	Cheniere Energy, Inc.	8,489	1,412,739
#	Chesapeake Energy Corp.	15,298	1,316,852
	Chevron Corp.	77,881	11,349,598
	ConocoPhillips	67,100	7,971,480
	Coterra Energy, Inc.	72,604	1,996,610
	Devon Energy Corp.	66,033	3,075,157
	Diamondback Energy, Inc.	15,074	2,416,664
	EOG Resources, Inc.	33,415	4,218,644
	EQT Corp.	31,137	1,319,586
	Exxon Mobil Corp.	208,006	22,017,435
	Halliburton Co.	87,495	3,442,053
	Hess Corp.	20,302	2,931,609
	HF Sinclair Corp.	13,152	728,358
	Kinder Morgan, Inc.	117,037	1,895,999
	Marathon Oil Corp.	62,489	1,706,574
	Marathon Petroleum Corp.	28,133	4,255,116

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Occidental Petroleum Corp.	48,300	$2,985,423
	ONEOK, Inc.	41,588	2,711,538
	Ovintiv, Inc.	31,458	1,509,984
	Phillips 66	17,787	2,028,963
	Pioneer Natural Resources Co.	11,126	2,659,114
	Schlumberger NV	59,230	3,296,742
	Targa Resources Corp.	15,887	1,328,312
	Texas Pacific Land Corp.	363	670,080
	Valero Energy Corp.	25,332	3,217,164
	Vitesse Energy, Inc.	739	17,507
	Williams Cos., Inc.	57,816	1,988,870

TOTAL ENERGY			97,790,263

FINANCIALS — (13.0%)
	Aflac, Inc.	20,960	1,637,186
	Allstate Corp.	19,226	2,463,427
	Ally Financial, Inc.	38,862	940,072
	American Express Co.	31,456	4,593,520
	American Financial Group, Inc.	9,404	1,028,421
	American International Group, Inc.	27,070	1,659,662
	Ameriprise Financial, Inc.	7,442	2,341,030
	Aon PLC, Class A	7,027	2,174,154
	Apollo Global Management, Inc.	14,286	1,106,308
*	Arch Capital Group Ltd.	26,543	2,300,747
	Ares Management Corp., Class A	4,814	474,612
	Arthur J Gallagher & Co.	9,166	2,158,501
	Bank of America Corp.	228,598	6,021,271
	Bank of New York Mellon Corp.	34,515	1,466,888
*	Berkshire Hathaway, Inc., Class B	61,526	21,000,670
	BlackRock, Inc.	4,813	2,946,904
	Blackstone, Inc.	15,132	1,397,440
*	Block, Inc.	19,775	795,944
	Brown & Brown, Inc.	20,872	1,448,934
	Capital One Financial Corp.	15,610	1,581,137
	Carlyle Group, Inc.	26,272	723,531
	Cboe Global Markets, Inc.	8,205	1,344,718
	Charles Schwab Corp.	64,010	3,331,080
	Chubb Ltd.	13,257	2,845,217
	Cincinnati Financial Corp.	11,930	1,189,063
	Citigroup, Inc.	58,141	2,295,988
	Citizens Financial Group, Inc.	21,393	501,238
	CME Group, Inc.	12,398	2,646,477
	CNA Financial Corp.	4,083	164,953
*	Coinbase Global, Inc., Class A	4,411	340,176
	Discover Financial Services	28,814	2,365,053
	Equitable Holdings, Inc.	55,785	1,482,208
	Erie Indemnity Co., Class A	1,552	428,647
	Everest Group Ltd.	2,916	1,153,628
#	F&G Annuities & Life, Inc.	2,683	82,341
	FactSet Research Systems, Inc.	1,691	730,326
	Fidelity National Financial, Inc.	32,803	1,282,269
	Fidelity National Information Services, Inc.	27,475	1,349,297
	Fifth Third Bancorp	48,790	1,156,811
	First Citizens BancShares, Inc., Class A	913	1,260,616
*	Fiserv, Inc.	19,824	2,254,980
*	FleetCor Technologies, Inc.	5,921	1,333,232
	Franklin Resources, Inc.	16,632	379,043
	Global Payments, Inc.	11,611	1,233,320
	Globe Life, Inc.	9,864	1,147,775

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Goldman Sachs Group, Inc.	11,171	$3,391,627
	Hartford Financial Services Group, Inc.	30,658	2,251,830
	Huntington Bancshares, Inc.	66,785	644,475
	Interactive Brokers Group, Inc., Class A	2,406	192,648
	Intercontinental Exchange, Inc.	20,980	2,254,091
	Jack Henry & Associates, Inc.	6,292	887,109
	JPMorgan Chase & Co.	109,615	15,243,062
	KeyCorp	45,369	463,671
	Kinsale Capital Group, Inc.	711	237,410
	KKR & Co., Inc.	18,869	1,045,343
	Loews Corp.	17,071	1,092,715
	LPL Financial Holdings, Inc.	5,241	1,176,709
	M&T Bank Corp.	8,009	903,015
*	Markel Group, Inc.	959	1,410,229
	Marsh & McLennan Cos., Inc.	20,867	3,957,427
	Mastercard, Inc., Class A	35,432	13,334,833
	MetLife, Inc.	23,135	1,388,331
	Moody’s Corp.	6,322	1,947,176
	Morgan Stanley	40,715	2,883,436
#	Morningstar, Inc.	3,764	953,195
	MSCI, Inc.	2,761	1,301,950
	Nasdaq, Inc.	29,103	1,443,509
	Northern Trust Corp.	10,165	669,975
*	PayPal Holdings, Inc.	23,793	1,232,477
	PNC Financial Services Group, Inc.	13,135	1,503,564
	Principal Financial Group, Inc.	20,000	1,353,600
	Progressive Corp.	17,380	2,747,604
	Prudential Financial, Inc.	29,328	2,681,752
	Raymond James Financial, Inc.	19,609	1,871,483
	Regions Financial Corp.	74,541	1,083,081
	Reinsurance Group of America, Inc.	3,227	482,340
	RenaissanceRe Holdings Ltd.	319	70,049
#*	Rocket Cos., Inc., Class A	9,767	72,178
	S&P Global, Inc.	10,372	3,623,043
	SEI Investments Co.	15,471	830,174
	State Street Corp.	20,144	1,301,907
	Synchrony Financial	49,494	1,388,307
	T Rowe Price Group, Inc.	14,676	1,328,178
#*	Toast, Inc., Class A	14,074	225,043
	Tradeweb Markets, Inc., Class A	6,784	610,628
	Travelers Cos., Inc.	15,153	2,537,218
	Truist Financial Corp.	42,954	1,218,175
	U.S. Bancorp	24,945	795,247
	Unum Group	25,182	1,231,400
#	Visa, Inc., Class A	61,047	14,352,150
	W R Berkley Corp.	22,549	1,520,254
	Wells Fargo & Co.	112,060	4,456,626
	Willis Towers Watson PLC	5,132	1,210,588

TOTAL FINANCIALS			201,359,647

HEALTH CARE — (13.3%)
	Abbott Laboratories	62,251	5,885,832
	AbbVie, Inc.	75,544	10,665,302
	Agilent Technologies, Inc.	22,317	2,306,908
*	Align Technology, Inc.	2,967	547,679
*	Alnylam Pharmaceuticals, Inc.	2,986	453,275
	Amgen, Inc.	23,156	5,920,989
*	Avantor, Inc.	32,215	561,507
	Baxter International, Inc.	28,681	930,125

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Becton Dickinson & Co.	10,071	$2,545,747
*	Biogen, Inc.	7,414	1,761,122
*	BioMarin Pharmaceutical, Inc.	11,388	927,553
	Bio-Techne Corp.	6,217	339,635
*	Boston Scientific Corp.	46,887	2,400,145
	Bristol-Myers Squibb Co.	103,105	5,313,001
	Cardinal Health, Inc.	10,174	925,834
*	Catalent, Inc.	965	33,186
	Cencora, Inc.	6,986	1,293,458
*	Centene Corp.	24,401	1,683,181
*	Charles River Laboratories International, Inc.	4,149	698,526
	Cigna Group	11,209	3,465,823
††	Contra Abiomed, Inc.	2,233	34,857
	Cooper Cos., Inc.	2,424	755,682
	CVS Health Corp.	44,233	3,052,519
	Danaher Corp.	22,959	4,408,587
*	DaVita, Inc.	9,824	758,707
*	Dexcom, Inc.	9,544	847,793
*	Edwards Lifesciences Corp.	21,258	1,354,560
	Elevance Health, Inc.	9,563	4,304,211
	Eli Lilly & Co.	36,750	20,356,927
*	Exact Sciences Corp.	8,660	533,369
*	Fortrea Holdings, Inc.	7,957	225,979
*	GE HealthCare Technologies, Inc.	30,286	2,016,139
	Gilead Sciences, Inc.	71,502	5,615,767
	HCA Healthcare, Inc.	7,074	1,599,714
*	Henry Schein, Inc.	14,280	927,914
*	Hologic, Inc.	22,842	1,511,455
	Humana, Inc.	5,082	2,661,393
*	IDEXX Laboratories, Inc.	3,700	1,478,039
*	Illumina, Inc.	5,073	555,088
*	Incyte Corp.	12,845	692,731
*	Intuitive Surgical, Inc.	8,233	2,158,857
*	IQVIA Holdings, Inc.	16,785	3,035,232
*	Jazz Pharmaceuticals PLC	2,143	272,204
	Johnson & Johnson	109,959	16,311,318
	Laboratory Corp. of America Holdings	7,957	1,589,252
	McKesson Corp.	4,572	2,081,906
	Medtronic PLC	40,268	2,841,310
	Merck & Co., Inc.	127,000	13,042,900
*	Mettler-Toledo International, Inc.	803	791,116
*	Moderna, Inc.	10,285	781,249
*	Molina Healthcare, Inc.	3,901	1,298,838
*	Neurocrine Biosciences, Inc.	3,826	424,456
	Pfizer, Inc.	226,093	6,909,402
	Quest Diagnostics, Inc.	10,300	1,340,030
*	Regeneron Pharmaceuticals, Inc.	4,404	3,434,636
	ResMed, Inc.	5,315	750,584
	Revvity, Inc.	6,423	532,146
	Royalty Pharma PLC, Class A	14,386	386,552
*	Sarepta Therapeutics, Inc.	2,275	153,130
*	Seagen, Inc.	5,271	1,121,721
	STERIS PLC	7,072	1,484,979
	Stryker Corp.	10,433	2,819,205
	Teleflex, Inc.	2,421	447,280
	Thermo Fisher Scientific, Inc.	15,127	6,728,036
*	United Therapeutics Corp.	4,400	980,584
	UnitedHealth Group, Inc.	41,703	22,334,459
	Universal Health Services, Inc., Class B	2,132	268,397

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Veeva Systems, Inc., Class A	4,424	$852,549
*	Vertex Pharmaceuticals, Inc.	8,838	3,200,328
	Viatris, Inc.	44,735	398,141
*	Waters Corp.	2,690	641,646
	West Pharmaceutical Services, Inc.	2,654	844,742
	Zimmer Biomet Holdings, Inc.	10,384	1,084,193
	Zoetis, Inc.	18,191	2,855,987

TOTAL HEALTH CARE			206,547,624

INDUSTRIALS — (10.9%)
	3M Co.	26,883	2,445,009
	A O Smith Corp.	13,701	955,782
	Advanced Drainage Systems, Inc.	4,854	518,553
	AECOM	11,249	861,111
	Allegion PLC	5,393	530,456
	AMETEK, Inc.	17,254	2,428,846
	Automatic Data Processing, Inc.	18,282	3,989,498
*	Avis Budget Group, Inc.	254	41,351
*	Axon Enterprise, Inc.	2,186	447,015
*	Boeing Co.	18,570	3,469,247
	Booz Allen Hamilton Holding Corp.	6,553	785,901
	Broadridge Financial Solutions, Inc.	6,452	1,100,969
*	Builders FirstSource, Inc.	23,377	2,536,872
	Carlisle Cos., Inc.	4,922	1,250,631
	Carrier Global Corp.	65,734	3,132,882
	Caterpillar, Inc.	24,452	5,527,375
#*	Ceridian HCM Holding, Inc.	9,635	616,736
	CH Robinson Worldwide, Inc.	12,105	990,552
	Cintas Corp.	3,641	1,846,424
*	Copart, Inc.	54,514	2,372,449
	CSX Corp.	103,942	3,102,669
	Cummins, Inc.	12,538	2,711,969
	Deere & Co.	14,121	5,159,249
	Delta Air Lines, Inc.	61,928	1,935,250
	Dover Corp.	9,740	1,265,713
	Eaton Corp. PLC	13,996	2,909,908
	EMCOR Group, Inc.	3,695	763,572
	Emerson Electric Co.	20,298	1,805,913
	Equifax, Inc.	8,509	1,442,871
	Expeditors International of Washington, Inc.	13,235	1,445,924
	Fastenal Co.	29,308	1,709,829
	FedEx Corp.	13,476	3,235,588
	Ferguson PLC	10,975	1,648,445
	Fortive Corp.	24,937	1,627,887
	Fortune Brands Innovations, Inc.	12,825	715,635
	General Dynamics Corp.	9,569	2,309,095
	General Electric Co.	31,299	3,400,010
	Graco, Inc.	11,855	881,419
	HEICO Corp.	1,837	290,999
	HEICO Corp., Class A	3,397	431,861
	Honeywell International, Inc.	30,835	5,650,822
	Howmet Aerospace, Inc.	26,972	1,189,465
	Hubbell, Inc.	3,796	1,025,300
	IDEX Corp.	4,354	833,399
	Illinois Tool Works, Inc.	12,831	2,875,684
	Ingersoll Rand, Inc.	29,247	1,774,708
	Jacobs Solutions, Inc.	9,377	1,249,954
	JB Hunt Transport Services, Inc.	8,635	1,484,097
	Johnson Controls International PLC	30,737	1,506,728

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Knight-Swift Transportation Holdings, Inc.	20,768	$1,015,348
	L3Harris Technologies, Inc.	8,345	1,497,177
	Leidos Holdings, Inc.	12,144	1,203,713
	Lennox International, Inc.	1,509	559,145
	Lincoln Electric Holdings, Inc.	3,611	631,203
	Lockheed Martin Corp.	9,711	4,415,009
	Masco Corp.	7,236	376,923
	Nordson Corp.	3,436	730,459
	Norfolk Southern Corp.	11,222	2,141,045
	Northrop Grumman Corp.	5,251	2,475,479
	Old Dominion Freight Line, Inc.	4,261	1,604,948
	Otis Worldwide Corp.	13,947	1,076,848
	Owens Corning	12,012	1,361,800
	PACCAR, Inc.	26,362	2,175,656
	Parker-Hannifin Corp.	6,511	2,401,973
	Paychex, Inc.	13,136	1,458,753
	Paycom Software, Inc.	2,244	549,713
*	Paylocity Holding Corp.	2,600	466,440
	Pentair PLC	21,752	1,264,226
	Quanta Services, Inc.	12,289	2,053,738
	Republic Services, Inc.	12,964	1,925,024
	Rockwell Automation, Inc.	5,091	1,337,966
	Rollins, Inc.	15,673	589,462
	RTX Corp.	50,121	4,079,348
*	Saia, Inc.	1,874	671,810
	Snap-on, Inc.	5,139	1,325,554
	Southwest Airlines Co.	19,086	424,282
	SS&C Technologies Holdings, Inc.	15,765	792,191
	Stanley Black & Decker, Inc.	9,873	839,699
#*	Symbotic, Inc.	1,576	53,631
	Tetra Tech, Inc.	4,200	633,822
	Textron, Inc.	16,164	1,228,464
	Toro Co.	10,242	827,963
	Trane Technologies PLC	9,270	1,764,174
*	TransDigm Group, Inc.	1,949	1,613,947
	TransUnion	3,612	158,495
*	Uber Technologies, Inc.	29,580	1,280,222
#*	U-Haul Holding Co.	2,400	117,888
	U-Haul Holding Co., Non Voting	22,600	1,066,946
	Union Pacific Corp.	25,819	5,360,283
*	United Airlines Holdings, Inc.	24,289	850,358
	United Parcel Service, Inc., Class B	35,181	4,969,316
	United Rentals, Inc.	8,970	3,644,242
*	Veralto Corp.	7,653	528,057
	Verisk Analytics, Inc.	6,169	1,402,584
	Vertiv Holdings Co., Class A	18,931	743,420
	Vestis Corp.	11,586	177,150
	Waste Management, Inc.	17,006	2,794,596
#	Watsco, Inc.	2,383	831,405
	Westinghouse Air Brake Technologies Corp.	13,555	1,437,101
*	WillScot Mobile Mini Holdings Corp.	5,062	199,493
	WW Grainger, Inc.	3,240	2,364,649
	Xylem, Inc.	10,338	967,017

TOTAL INDUSTRIALS			168,691,777

INFORMATION TECHNOLOGY — (24.7%)
	Accenture PLC, Class A	27,337	8,121,549
*	Adobe, Inc.	17,341	9,226,452
*	Advanced Micro Devices, Inc.	54,976	5,415,136

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Akamai Technologies, Inc.	14,245	$1,471,936
	Amdocs Ltd.	16,085	1,289,374
	Amphenol Corp., Class A	24,379	1,963,728
	Analog Devices, Inc.	18,365	2,889,365
*	ANSYS, Inc.	4,116	1,145,318
	Apple, Inc.	467,445	79,825,583
	Applied Materials, Inc.	34,847	4,612,000
*	AppLovin Corp., Class A	16,057	585,117
*	Arista Networks, Inc.	7,496	1,501,974
*	Aspen Technology, Inc.	3,344	594,396
*	Atlassian Corp., Class A	3,630	655,723
*	Autodesk, Inc.	9,105	1,799,421
	Bentley Systems, Inc., Class B	7,957	387,028
*	Bill Holdings, Inc.	3,478	317,507
	Broadcom, Inc.	19,205	16,158,511
*	Cadence Design Systems, Inc.	9,306	2,232,044
	CDW Corp.	6,151	1,232,660
	Cisco Systems, Inc.	178,752	9,318,342
*	Cloudflare, Inc., Class A	3,637	206,182
	Cognex Corp.	2,801	100,808
	Cognizant Technology Solutions Corp., Class A	36,029	2,322,790
	Corning, Inc.	65,831	1,761,638
*	Crowdstrike Holdings, Inc., Class A	4,868	860,516
*	Datadog, Inc., Class A	4,330	352,765
	Dell Technologies, Inc., Class C	8,265	553,011
*	Dropbox, Inc., Class A	10,423	274,125
*	Dynatrace, Inc.	8,589	384,014
*	Enphase Energy, Inc.	4,650	370,047
	Entegris, Inc.	7,773	684,335
*	EPAM Systems, Inc.	2,530	550,452
*	F5, Inc.	6,243	946,376
*	Fair Isaac Corp.	992	839,103
*	First Solar, Inc.	7,786	1,109,116
*	Flex Ltd.	54,300	1,396,596
*	Fortinet, Inc.	24,244	1,386,030
*	Gartner, Inc.	2,756	915,102
	Gen Digital, Inc.	41,565	692,473
#*	GLOBALFOUNDRIES, Inc.	4,785	237,432
*	GoDaddy, Inc., Class A	5,302	388,265
	Hewlett Packard Enterprise Co.	91,810	1,412,038
	HP, Inc.	33,630	885,478
*	HubSpot, Inc.	1,208	511,914
	Intel Corp.	130,932	4,779,018
	International Business Machines Corp.	53,406	7,724,644
	Intuit, Inc.	7,577	3,750,236
	Jabil, Inc.	23,278	2,858,538
	Juniper Networks, Inc.	28,163	758,148
*	Keysight Technologies, Inc.	10,965	1,338,278
	KLA Corp.	6,070	2,851,079
	Lam Research Corp.	6,162	3,624,612
*	Lattice Semiconductor Corp.	9,435	524,680
*	Manhattan Associates, Inc.	1,874	365,393
	Marvell Technology, Inc.	33,710	1,591,786
	Microchip Technology, Inc.	28,855	2,057,073
	Micron Technology, Inc.	36,936	2,469,910
	Microsoft Corp.	264,903	89,566,353
*	MongoDB, Inc.	1,556	536,182
	Monolithic Power Systems, Inc.	1,525	673,654
	Motorola Solutions, Inc.	6,025	1,677,722

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NetApp, Inc.	11,183	$813,899
	NVIDIA Corp.	73,818	30,102,980
	NXP Semiconductors NV	12,600	2,172,618
*	Okta, Inc.	8,297	559,301
*	ON Semiconductor Corp.	40,151	2,515,059
	Oracle Corp.	55,977	5,788,022
*	Palantir Technologies, Inc., Class A	44,657	660,924
#*	Palo Alto Networks, Inc.	7,398	1,797,862
*	Procore Technologies, Inc.	2,431	148,510
*	PTC, Inc.	5,775	810,926
*	Pure Storage, Inc., Class A	15,710	531,155
*	Qorvo, Inc.	9,972	871,752
	QUALCOMM, Inc.	53,111	5,788,568
	Roper Technologies, Inc.	3,578	1,748,103
*	Salesforce, Inc.	32,588	6,544,648
*	Samsara, Inc., Class A	6,978	160,982
	Seagate Technology Holdings PLC	8,085	551,801
*	ServiceNow, Inc.	4,528	2,634,617
	Skyworks Solutions, Inc.	10,026	869,655
*	Snowflake, Inc., Class A	2,818	408,976
*	Splunk, Inc.	3,957	582,312
*	Super Micro Computer, Inc.	800	191,576
*	Synopsys, Inc.	4,293	2,015,306
	TE Connectivity Ltd.	18,269	2,153,002
*	Teledyne Technologies, Inc.	3,310	1,239,893
	Teradyne, Inc.	10,997	915,720
	Texas Instruments, Inc.	33,938	4,819,535
*	Trimble, Inc.	17,675	833,023
*	Twilio, Inc., Class A	12,633	647,568
*	Tyler Technologies, Inc.	2,043	761,835
#*	Unity Software, Inc.	22,470	570,064
*	VeriSign, Inc.	3,746	747,926
*	VMware, Inc., Class A	7,951	1,158,063
*	Western Digital Corp.	20,636	828,535
*	Workday, Inc., Class A	3,528	746,913
*	Zebra Technologies Corp., Class A	4,644	972,593
*	Zoom Video Communications, Inc., Class A	10,259	615,335
*	Zscaler, Inc.	2,717	431,161

TOTAL INFORMATION TECHNOLOGY			382,741,794

MATERIALS — (3.6%)
	Air Products & Chemicals, Inc.	8,086	2,283,810
	Albemarle Corp.	7,034	891,771
	Amcor PLC	141,765	1,260,291
	AptarGroup, Inc.	8,457	1,034,037
	Avery Dennison Corp.	4,736	824,396
	Ball Corp.	16,494	794,186
	Celanese Corp.	15,715	1,799,525
	CF Industries Holdings, Inc.	16,618	1,325,784
	Corteva, Inc.	32,413	1,560,362
	Crown Holdings, Inc.	15,521	1,250,993
	Dow, Inc.	43,139	2,085,339
	DuPont de Nemours, Inc.	21,614	1,575,228
	Ecolab, Inc.	9,119	1,529,621
	FMC Corp.	4,255	226,366
	Freeport-McMoRan, Inc.	58,336	1,970,590
	International Flavors & Fragrances, Inc.	9,834	672,154
	International Paper Co.	30,074	1,014,396
	Linde PLC	18,643	7,124,609

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	LyondellBasell Industries NV, Class A	41,038	$3,703,269
	Martin Marietta Materials, Inc.	4,677	1,912,612
	Mosaic Co.	28,274	918,340
	Newmont Corp.	35,737	1,339,065
	Nucor Corp.	20,037	2,961,268
	Packaging Corp. of America	12,109	1,853,282
	PPG Industries, Inc.	14,198	1,743,088
	Reliance Steel & Aluminum Co.	8,877	2,258,131
	RPM International, Inc.	13,194	1,204,216
	Sherwin-Williams Co.	10,823	2,578,147
#	Southern Copper Corp.	5,635	399,521
	Steel Dynamics, Inc.	26,812	2,855,746
	Vulcan Materials Co.	9,940	1,953,111
	Westlake Corp.	6,774	781,449
	Westrock Co.	5,591	200,885

TOTAL MATERIALS			55,885,588

REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	27,838	1,930,287
*	CoStar Group, Inc.	21,040	1,544,546
*	Zillow Group, Inc., Class A	5,703	202,628
*	Zillow Group, Inc., Class C	5,195	188,319

TOTAL REAL ESTATE			3,865,780

UTILITIES — (1.9%)
	AES Corp.	13,965	208,079
	Alliant Energy Corp.	8,692	424,083
	Ameren Corp.	8,985	680,254
	American Electric Power Co., Inc.	16,469	1,244,068
	American Water Works Co., Inc.	6,163	725,077
	Atmos Energy Corp.	5,126	551,865
	Avangrid, Inc.	2,608	77,901
	CenterPoint Energy, Inc.	22,462	603,779
	CMS Energy Corp.	10,354	562,636
	Consolidated Edison, Inc.	11,744	1,031,006
	Constellation Energy Corp.	11,580	1,307,614
	Dominion Energy, Inc.	13,543	546,054
	DTE Energy Co.	6,698	645,553
	Duke Energy Corp.	25,857	2,298,429
	Edison International	8,123	512,236
	Entergy Corp.	7,258	693,792
	Essential Utilities, Inc.	3,872	129,557
	Evergy, Inc.	7,152	351,449
	Eversource Energy	8,615	463,401
	Exelon Corp.	33,009	1,285,370
	FirstEnergy Corp.	19,807	705,129
	NextEra Energy, Inc.	66,209	3,859,985
	NiSource, Inc.	14,351	361,071
	NRG Energy, Inc.	13,908	589,421
*	PG&E Corp.	45,405	740,102
	Pinnacle West Capital Corp.	1,600	118,688
	PPL Corp.	13,793	338,894
	Public Service Enterprise Group, Inc.	16,884	1,040,899
	Sempra	20,574	1,440,797
	Southern Co.	36,657	2,467,016
	Vistra Corp.	60,172	1,968,828
	WEC Energy Group, Inc.	10,814	880,151

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Xcel Energy, Inc.	17,363	$1,029,105

TOTAL UTILITIES		29,882,289

TOTAL COMMON STOCKS Cost ($ 744,784,674)		1,542,172,389

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.300%	918,086	918,086

SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	449,317	5,197,255

TOTAL INVESTMENTS — (100.0%) (Cost $ 750,900,015)		$1,548,287,730

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$126,709,532	$10,291	—	$126,719,823
Consumer Discretionary	162,124,032	—	—	162,124,032
Consumer Staples	106,563,772	—	—	106,563,772
Energy	97,790,263	—	—	97,790,263
Financials	201,359,647	—	—	201,359,647
Health Care	206,512,767	—	$34,857	206,547,624
Industrials	168,691,777	—	—	168,691,777
Information Technology	382,741,794	—	—	382,741,794
Materials	55,885,588	—	—	55,885,588
Real Estate	3,865,780	—	—	3,865,780
Utilities	29,882,289	—	—	29,882,289
Temporary Cash Investments	918,086	—	—	918,086
Securities Lending Collateral	—	5,197,255	—	5,197,255

TOTAL	$1,543,045,327	$5,207,546	$34,857^	$1,548,287,730

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (2.7%)
#*	Advantage Solutions, Inc.	115,019	$264,544
#*	AMC Networks, Inc., Class A	41,756	492,721
#*	Angi, Inc.	271,460	437,051
	ATN International, Inc.	111,126	3,439,350
#*	Bandwidth, Inc., Class A	214,420	2,274,996
*	Boston Omaha Corp., Class A	247,227	3,518,040
*	Bumble, Inc., Class A	729,639	9,806,348
	Cable One, Inc.	9,124	5,017,014
#*	Cardlytics, Inc.	28,602	354,379
*	Cargurus, Inc.	4,230	72,883
*	Cars.com, Inc.	535,367	8,153,639
*	Consolidated Communications Holdings, Inc.	879,339	3,666,844
*	Cumulus Media, Inc., Class A	69,249	312,313
*	Daily Journal Corp.	2,560	744,678
*	DHI Group, Inc.	319,395	875,142
*	EchoStar Corp., Class A	496,065	6,875,461
#	Entravision Communications Corp., Class A	615,988	2,205,237
#*	EW Scripps Co., Class A	403,542	2,207,375
#*	FG Group Holdings, Inc.	123,789	173,292
#*	Frontier Communications Parent, Inc.	445,028	7,974,902
*	Gaia, Inc.	98,514	265,988
#*	Gannett Co., Inc.	288,622	675,375
*»	GCI Liberty, Inc.	134,177	121,355
	Gray Television, Inc.	466,374	3,040,759
*	iHeartMedia, Inc., Class A	10,034	23,580
*	Integral Ad Science Holding Corp.	277,889	3,190,166
#	IZEA Worldwide, Inc.	5,509	11,899
	John Wiley & Sons, Inc., Class A	137,782	4,170,661
	John Wiley & Sons, Inc., Class B	455	13,254
*	Liberty Latin America Ltd., Class A	333,468	2,277,586
#*	Liberty Latin America Ltd., Class C	1,215,361	8,325,223
	Liberty Media Corp.-Liberty Live, Class A	7,325	228,833
#*	Liberty Media Corp.-Liberty Live, Class C	8,643	275,452
	Liberty Media Corp.-Liberty SiriusXM, Class A	29,300	717,557
*	Liberty Media Corp.-Liberty SiriusXM, Class C	34,572	848,743
#*	Lions Gate Entertainment Corp., Class A	35,336	277,741
*	Lions Gate Entertainment Corp., Class B	86,077	642,134
*	Madison Square Garden Entertainment Corp.	158,837	4,841,352
#*	Magnite, Inc.	1,228,716	8,158,674
#	Marcus Corp.	266,471	4,140,959
	News Corp., Class A	1,409,178	29,141,801
#	News Corp., Class B	545,824	11,702,467
#	Nexstar Media Group, Inc.	313,260	43,881,461
#*	Nextdoor Holdings, Inc.	69,360	126,235
*	Paltalk, Inc.	5,029	7,845
	Paramount Global, Class A	512	7,117
	Paramount Global, Class B	52,261	568,600
*	Playstudios, Inc.	197,886	560,017
#*	PubMatic, Inc., Class A	398,563	4,491,805
#*	QuinStreet, Inc.	267,141	3,021,365
#*	Reading International, Inc., Class A	10,954	20,155
	Saga Communications, Inc., Class A	36,531	708,701
#	Scholastic Corp.	334,814	12,354,637
#	Shenandoah Telecommunications Co.	196,659	4,652,952
#	Sinclair, Inc.	363,043	3,946,277

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Sphere Entertainment Co.	233,538	$7,685,736
	Spok Holdings, Inc.	146,791	2,188,654
#*	Stagwell, Inc., Class A	189,004	778,696
	TEGNA, Inc.	1,620,848	23,518,505
	Telephone & Data Systems, Inc.	781,502	14,215,521
*	Thryv Holdings, Inc.	297,395	5,183,595
#	Townsquare Media, Inc., Class A	73,417	631,386
*	TripAdvisor, Inc.	756,092	11,159,918
*	TrueCar, Inc.	348,397	637,567
*	U.S. Cellular Corp.	436,099	18,329,241
*	Urban One, Inc.	258,944	1,374,993
*	Urban One, Inc.	45,533	247,244
#*	WideOpenWest, Inc.	131,801	927,879
*	Yelp, Inc.	247,255	10,431,688
#*	Ziff Davis, Inc.	123,939	7,493,352

TOTAL COMMUNICATION SERVICES			321,108,910

CONSUMER DISCRETIONARY — (14.9%)
#*	1-800-Flowers.com, Inc., Class A	548,087	4,116,133
*	1stdibs.com, Inc.	31,355	132,005
	Aaron’s Co., Inc.	327,963	2,430,206
#*	Abercrombie & Fitch Co., Class A	436,246	26,532,482
#	Academy Sports & Outdoors, Inc.	542,486	24,325,072
#	Acushnet Holdings Corp.	59,346	3,024,272
#*	Adient PLC	778,519	26,228,305
#	ADT, Inc.	585,013	3,311,174
*	Adtalem Global Education, Inc.	465,372	24,106,270
	AMCON Distributing Co.	2,433	476,868
*	American Axle & Manufacturing Holdings, Inc.	1,264,237	8,533,600
	American Eagle Outfitters, Inc.	1,554,711	27,160,801
*	American Outdoor Brands, Inc.	142,349	1,264,059
*	American Public Education, Inc.	42,795	178,455
#*	America’s Car-Mart, Inc.	68,128	4,563,213
#	Ark Restaurants Corp.	35,079	538,813
*	Asbury Automotive Group, Inc.	106,433	20,368,083
#*	AutoNation, Inc.	326,725	42,500,388
#*	Bally’s Corp.	17,840	162,701
#*	Barnes & Noble Education, Inc.	104,983	107,083
	Bassett Furniture Industries, Inc.	95,848	1,475,101
*	Beazer Homes USA, Inc.	151,803	3,672,115
#	Big 5 Sporting Goods Corp.	30,819	217,582
#*	Biglari Holdings, Inc., Class A	943	692,874
*	Biglari Holdings, Inc., Class B	15,584	2,302,848
#*	BJ’s Restaurants, Inc.	170,334	4,380,990
	BorgWarner, Inc.	1,734,241	63,993,493
#	Brunswick Corp.	190,132	13,208,470
#	Build-A-Bear Workshop, Inc.	87,685	2,174,588
#	Caleres, Inc.	352,545	9,018,101
*	Capri Holdings Ltd.	323,156	16,539,124
*	CarParts.com, Inc.	290,922	823,309
	Carriage Services, Inc.	54,731	1,182,190
*	Carrols Restaurant Group, Inc.	340,841	1,959,836
#	Cato Corp., Class A	130,654	931,563
*	Cavco Industries, Inc.	72,179	18,009,382
*	Century Casinos, Inc.	19,488	85,357
	Century Communities, Inc.	346,346	21,300,279
*	Chico’s FAS, Inc.	886,258	6,629,210
#*	Chuy’s Holdings, Inc.	194,521	6,547,577
#*	Citi Trends, Inc.	41,204	993,016

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Clarus Corp.	180,042	$1,042,443
#*	Conn’s, Inc.	100,142	295,419
*	Container Store Group, Inc.	214,442	396,718
#*	Cooper-Standard Holdings, Inc.	1,530	19,003
*	Culp, Inc.	113,119	618,761
	Dana, Inc.	1,447,739	16,620,044
#*	Delta Apparel, Inc.	36,589	306,250
#	Designer Brands, Inc., Class A	248,663	2,513,983
#*	Destination XL Group, Inc.	359,983	1,497,529
#	Dillard’s, Inc., Class A	131,820	40,923,519
*	Dorman Products, Inc.	60,042	3,733,412
#*	Duluth Holdings, Inc., Class B	87,949	442,383
*	El Pollo Loco Holdings, Inc.	428,870	3,581,064
	Escalade, Inc.	35,092	597,968
#	Ethan Allen Interiors, Inc.	273,489	7,181,821
#*	Figs, Inc., Class A	197,384	1,087,586
#*	First Watch Restaurant Group, Inc.	135,160	2,258,524
	Flanigan’s Enterprises, Inc.	2,672	75,885
#	Flexsteel Industries, Inc.	52,310	1,010,106
#	Foot Locker, Inc.	262,114	5,501,773
#*	Fossil Group, Inc.	355,102	553,959
#*	Funko, Inc., Class A	128,493	990,681
#	Gap, Inc.	1,267,240	16,220,672
#*	Genesco, Inc.	130,517	3,577,471
*	Gentherm, Inc.	46,389	1,865,766
#*	G-III Apparel Group Ltd.	266,471	6,808,334
*	Goodyear Tire & Rubber Co.	3,088,668	36,755,149
#*	GoPro, Inc., Class A	635,376	1,594,794
	Graham Holdings Co., Class B	39,326	22,758,743
*	Green Brick Partners, Inc.	179,567	6,949,243
#	Group 1 Automotive, Inc.	160,563	40,514,862
#*	GrowGeneration Corp.	306,892	626,060
#	Guess?, Inc.	569,172	12,237,198
	Hamilton Beach Brands Holding Co., Class A	27,700	341,264
	Harley-Davidson, Inc.	624,513	16,768,174
#	Haverty Furniture Cos., Inc.	170,420	4,439,441
	Haverty Furniture Cos., Inc., Class A	844	21,336
#*	Helen of Troy Ltd.	173,435	17,052,129
#	Hibbett, Inc.	135,949	6,263,170
#*	Hilton Grand Vacations, Inc.	134,472	4,834,268
*	Holley, Inc.	4,907	20,855
#	Hooker Furnishings Corp.	101,173	1,691,613
#*	Hovnanian Enterprises, Inc., Class A	20,336	1,412,945
#*	JAKKS Pacific, Inc.	17,662	296,192
#	Johnson Outdoors, Inc., Class A	87,054	4,139,418
#	KB Home	221,451	9,788,134
#	Kohl’s Corp.	1,192,782	26,897,234
#	Krispy Kreme, Inc.	319,765	4,134,561
#	Lakeland Industries, Inc.	73,908	1,079,796
#*	Lands’ End, Inc.	122,259	767,787
*	Landsea Homes Corp.	69,624	518,003
*	Latham Group, Inc.	144,378	330,626
	Laureate Education, Inc.	1,148,334	16,237,443
#	La-Z-Boy, Inc.	466,940	13,653,326
#	LCI Industries	121,725	13,205,945
	Lear Corp.	144,244	18,717,101
#*	Legacy Housing Corp.	36,333	672,524
#	Leggett & Platt, Inc.	362,744	8,499,092
#	Levi Strauss & Co., Class A	289,401	3,956,112

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	LGI Homes, Inc.	248,485	$23,484,317
#*	Life Time Group Holdings, Inc.	369,144	4,363,282
	Lifetime Brands, Inc.	60,985	325,660
*	Lincoln Educational Services Corp.	108,977	931,753
#	Lithia Motors, Inc.	193,912	46,967,426
#*	LL Flooring Holdings, Inc.	189,404	613,669
#*	Lovesac Co.	121,438	1,998,869
*	M/I Homes, Inc.	132,543	10,877,804
#	Macy’s, Inc.	3,343,933	40,729,104
#*	Malibu Boats, Inc., Class A	128,193	5,591,779
#*	MarineMax, Inc.	196,791	5,388,138
	Marriott Vacations Worldwide Corp.	172,592	15,509,117
#*	MasterCraft Boat Holdings, Inc.	67,123	1,371,994
	MDC Holdings, Inc.	806,058	30,589,901
#	Meritage Homes Corp.	252,136	28,748,547
#*	Mister Car Wash, Inc.	121,854	633,641
*	Modine Manufacturing Co.	555,893	21,957,773
*	Mohawk Industries, Inc.	221,627	17,814,378
	Monarch Casino & Resort, Inc.	13,813	831,404
#	Monro, Inc.	128,723	3,194,905
*	Motorcar Parts of America, Inc.	41,824	301,969
#	Movado Group, Inc.	169,691	4,727,591
*	National Vision Holdings, Inc.	510,255	7,929,363
	Newell Brands, Inc.	1,518,692	10,205,610
*	ODP Corp.	386,616	17,366,791
*	OneSpaWorld Holdings Ltd.	107,546	1,127,082
#*	OneWater Marine, Inc., Class A	38,134	862,972
#*	Overstock.com, Inc.	486,659	7,591,880
#	Oxford Industries, Inc.	112,306	9,478,626
#	Patrick Industries, Inc.	171,213	12,866,657
#	Penske Automotive Group, Inc.	489,981	70,106,481
	Perdoceo Education Corp.	719,224	13,010,762
#*	Petco Health & Wellness Co., Inc., Class A	4,311	14,916
#	PetMed Express, Inc.	23,140	159,435
	Phinia, Inc.	346,848	8,976,426
*	Playa Hotels & Resorts NV	1,146,566	8,289,672
	PulteGroup, Inc.	447,555	32,935,572
	PVH Corp.	402,433	29,920,894
#	Ralph Lauren Corp.	6,721	756,314
#	RCI Hospitality Holdings, Inc.	72,575	3,956,063
#	Rocky Brands, Inc.	72,784	893,788
#*	RumbleON, Inc., Class B	642	4,090
#*	Sally Beauty Holdings, Inc.	430,824	3,662,004
#	Shoe Carnival, Inc.	293,562	6,716,699
#	Signet Jewelers Ltd.	457,648	31,957,560
*	Skyline Champion Corp.	15,092	884,844
#	Smith & Wesson Brands, Inc.	481,082	7,086,338
#*	Solo Brands, Inc., Class A	66,391	255,605
#	Sonic Automotive, Inc., Class A	256,336	12,265,678
#*	Sonos, Inc.	484,953	5,227,793
#*	Sportsman’s Warehouse Holdings, Inc.	115,468	587,732
	Standard Motor Products, Inc.	215,931	7,542,470
#	Steven Madden Ltd.	117,342	3,847,644
*	Stitch Fix, Inc., Class A	179,573	588,999
*	Stoneridge, Inc.	283,809	4,617,572
#	Strategic Education, Inc.	170,561	14,038,876
*	Strattec Security Corp.	26,262	597,460
#*	Stride, Inc.	425,551	23,396,794
	Superior Group of Cos., Inc.	79,091	632,728

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Taylor Morrison Home Corp.	1,092,774	$41,875,100
#	Thor Industries, Inc.	368,955	32,442,213
#*	Tile Shop Holdings, Inc.	87,188	478,662
#*	Tilly’s, Inc., Class A	211,338	1,711,838
	Toll Brothers, Inc.	1,181,034	83,510,914
#*	Topgolf Callaway Brands Corp.	2,228,466	27,231,855
*	Tri Pointe Homes, Inc.	1,039,443	26,048,442
*	Under Armour, Inc., Class A	1,685,082	11,542,812
#*	Under Armour, Inc., Class C	1,603,901	10,313,083
#*	Unifi, Inc.	232,400	1,561,728
*	Universal Electronics, Inc.	54,895	430,926
*	Universal Technical Institute, Inc.	278,906	2,434,849
#	Upbound Group, Inc.	335,996	8,756,056
*	Urban Outfitters, Inc.	1,014,723	35,129,710
*	Vera Bradley, Inc.	170,197	1,245,842
#*	Vista Outdoor, Inc.	638,675	16,043,516
#*	VOXX International Corp.	221,670	2,032,714
#	Weyco Group, Inc.	79,851	2,309,291
#	Winnebago Industries, Inc.	332,180	19,249,831
*	Zumiez, Inc.	214,931	3,531,316

TOTAL CONSUMER DISCRETIONARY			1,768,286,509

CONSUMER STAPLES — (4.2%)
#	Alico, Inc.	55,087	1,346,326
	Andersons, Inc.	368,348	18,465,285
*	BellRing Brands, Inc.	222,374	9,724,415
*	Bridgford Foods Corp.	1,732	18,082
	Calavo Growers, Inc.	132,192	3,349,745
#	Cal-Maine Foods, Inc.	438,279	19,858,422
#*	Central Garden & Pet Co.	111,731	4,874,824
*	Central Garden & Pet Co., Class A	366,529	14,547,536
*	Chefs’ Warehouse, Inc.	103,007	1,960,223
#*	Duckhorn Portfolio, Inc.	614,238	6,406,502
#	Edgewell Personal Care Co.	503,579	17,574,907
#*	Farmer Bros Co.	53,407	134,586
	Fresh Del Monte Produce, Inc.	521,025	13,025,625
#*	Grocery Outlet Holding Corp.	646,016	17,875,263
*	Hain Celestial Group, Inc.	529,089	5,846,433
*	Hostess Brands, Inc.	1,382,161	46,164,177
#	Ingles Markets, Inc., Class A	158,240	12,694,013
	Ingredion, Inc.	424,738	39,746,982
	Lifevantage Corp.	49,279	370,085
*	Lifeway Foods, Inc.	146,826	1,566,633
#	Limoneira Co.	118,353	1,691,264
#	MGP Ingredients, Inc.	55,881	5,289,695
#*	Mission Produce, Inc.	57,882	544,670
	Molson Coors Beverage Co., Class B	364,624	21,064,329
*	Natural Alternatives International, Inc.	43,065	260,543
	Natural Grocers by Vitamin Cottage, Inc., Class C	227,047	2,853,981
*	Nature’s Sunshine Products, Inc.	78,785	1,410,252
	Nu Skin Enterprises, Inc., Class A	144,884	2,751,347
	Oil-Dri Corp. of America	54,882	3,143,641
*	Pilgrim’s Pride Corp.	362,180	9,235,590
*	Post Holdings, Inc.	617,280	49,555,238
	PriceSmart, Inc.	227,546	14,219,350
	Seaboard Corp.	5,399	18,934,023
#*	Seneca Foods Corp., Class A	63,593	3,475,357
*»	Seneca Foods Corp., Class B	189	10,225
#*	Simply Good Foods Co.	545,498	20,341,620

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	SpartanNash Co.	375,787	$8,451,450
	Spectrum Brands Holdings, Inc.	277,004	20,863,941
#	Tootsie Roll Industries, Inc.	35,926	1,117,658
*	TreeHouse Foods, Inc.	557,093	23,225,207
*	U.S. Foods Holding Corp.	160,490	6,249,481
*	United Natural Foods, Inc.	571,952	8,339,060
#	Universal Corp.	244,964	11,023,380
*	USANA Health Sciences, Inc.	55,030	2,506,617
#	Utz Brands, Inc.	223,587	2,725,526
#	Village Super Market, Inc., Class A	113,216	2,770,396
*	Vital Farms, Inc.	42,348	468,369
#	Weis Markets, Inc.	286,057	18,622,311
*	Whole Earth Brands, Inc.	123,891	438,574
#*	Zevia PBC, Class A	3,843	7,455

TOTAL CONSUMER STAPLES			497,140,614

ENERGY — (10.0%)
	Adams Resources & Energy, Inc.	31,660	1,008,054
#*	Amplify Energy Corp.	298,388	2,073,797
	Antero Midstream Corp.	206,462	2,547,741
#*	Antero Resources Corp.	1,049,603	30,900,312
	Archrock, Inc.	1,690,861	21,423,209
	Ardmore Shipping Corp.	446,428	5,933,028
	Berry Corp.	698,355	5,831,264
*	Bristow Group, Inc.	118,972	3,109,928
	California Resources Corp.	469,763	24,704,836
#*	Callon Petroleum Co.	424,716	15,863,143
#	Chesapeake Energy Corp.	37,506	3,228,516
#	Chord Energy Corp.	82,835	13,694,282
#	Civitas Resources, Inc.	69,339	5,230,241
#*	Clean Energy Fuels Corp.	2,278,703	7,952,673
#*	CNX Resources Corp.	1,766,002	38,357,563
#	Comstock Resources, Inc.	1,041,319	13,120,619
#	CONSOL Energy, Inc.	312,332	28,700,187
	Crescent Energy Co., Class A	1,046	12,740
	Delek U.S. Holdings, Inc.	715,238	18,846,521
	DHT Holdings, Inc.	1,738,349	19,330,441
#*	DMC Global, Inc.	61,729	1,169,765
	Dorian LPG Ltd.	438,994	14,034,638
#*	Dril-Quip, Inc.	300,283	6,504,130
#*	DT Midstream, Inc.	320,976	17,323,075
*	Earthstone Energy, Inc., Class A	91,685	1,940,971
	Epsilon Energy Ltd.	37,377	213,423
	Equitrans Midstream Corp.	900,657	7,988,828
#	Evolution Petroleum Corp.	193,448	1,243,871
*	Expro Group Holdings NV	320,284	5,044,473
*	Forum Energy Technologies, Inc.	52,266	1,137,831
*	Geospace Technologies Corp.	72,833	873,268
#*	Green Plains, Inc.	344,844	10,131,517
#*	Gulf Island Fabrication, Inc.	90,879	358,063
*	Gulfport Energy Corp.	53,921	6,665,175
#*	Hallador Energy Co.	133,638	1,868,259
#*	Helix Energy Solutions Group, Inc.	1,625,217	15,927,127
#	Helmerich & Payne, Inc.	898,575	35,556,613
	HF Sinclair Corp.	1,452,267	80,426,546
#*	Independence Contract Drilling, Inc.	26,810	71,583
	International Seaways, Inc.	471,203	22,660,152
#	Liberty Energy, Inc.	1,272,951	25,077,135
#	Magnolia Oil & Gas Corp., Class A	256,535	5,759,211

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Mammoth Energy Services, Inc.	81,357	$329,496
#	Matador Resources Co.	841,863	51,934,528
	Mexco Energy Corp.	1,981	25,275
	Murphy Oil Corp.	1,440,370	64,629,402
#*	Nabors Industries Ltd.	27,469	2,682,073
	NACCO Industries, Inc., Class A	57,366	1,981,995
#*»	National Energy Services Reunited Corp.	13,443	75,953
*	Natural Gas Services Group, Inc.	102,641	1,506,770
*	Newpark Resources, Inc.	902,591	6,245,930
	Noble Corp. PLC	23,555	1,099,783
#	Nordic American Tankers Ltd.	1,790,311	8,217,528
#	Northern Oil & Gas, Inc.	25,796	989,019
	NOV, Inc.	423,701	8,457,072
*	Oil States International, Inc.	578,014	4,196,382
#*	Overseas Shipholding Group, Inc., Class A	775,709	3,793,217
	Ovintiv, Inc.	39,839	1,912,272
*	Par Pacific Holdings, Inc.	368,683	12,100,176
	Patterson-UTI Energy, Inc.	3,111,162	39,511,757
	PBF Energy, Inc., Class A	1,213,812	57,692,484
#	Peabody Energy Corp.	910,477	21,478,152
#	Permian Resources Corp.	269,206	3,922,331
#	PHX Minerals, Inc.	205,309	710,369
#*	PrimeEnergy Resources Corp.	3,957	423,082
#*	Profire Energy, Inc.	160,965	297,785
*	ProPetro Holding Corp.	1,222,288	12,809,578
#	Range Resources Corp.	2,084,081	74,693,463
	Ranger Energy Services, Inc.	37,003	429,605
*	REX American Resources Corp.	187,894	7,141,851
#	Riley Exploration Permian, Inc.	1,677	53,077
#	RPC, Inc.	1,262,128	10,500,905
#	SandRidge Energy, Inc.	242,772	3,847,936
	Scorpio Tankers, Inc.	570,761	32,048,230
*	SEACOR Marine Holdings, Inc.	192,507	2,668,147
*	Seadrill Ltd.	89,412	3,533,562
	Select Water Solutions, Inc., Class A	1,095,713	8,152,105
#	SFL Corp. Ltd.	1,125,086	12,218,434
#*	SilverBow Resources, Inc.	48,363	1,649,178
#	Sitio Royalties Corp., Class A	51,908	1,283,166
	SM Energy Co.	1,163,311	46,904,700
*	Smart Sand, Inc.	45,396	93,970
	Solaris Oilfield Infrastructure, Inc., Class A	258,211	2,385,870
*	Southwestern Energy Co.	989,165	7,052,746
#*	Talos Energy, Inc.	819,533	12,702,762
#	TechnipFMC PLC	1,737,294	37,386,567
#*	Teekay Corp.	582,009	4,091,523
	Teekay Tankers Ltd., Class A	319,016	15,855,095
#*	Tidewater, Inc.	357,076	24,406,145
	TOP Ships, Inc.	1,650	10,593
#*	Transocean Ltd.	3,424,280	22,668,734
#*	U.S. Silica Holdings, Inc.	819,937	9,896,640
#*	Vital Energy, Inc.	87,100	4,358,484
#	Vitesse Energy, Inc.	117,986	2,795,088
#	World Kinect Corp.	538,659	9,965,192

TOTAL ENERGY			1,189,660,926

FINANCIALS — (23.4%)
	1st Source Corp.	238,031	10,858,974
#*	Acacia Research Corp.	196,204	704,372
#	ACNB Corp.	33,072	1,138,008

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Alerus Financial Corp.	33,984	$588,263
	Ally Financial, Inc.	287,999	6,966,696
	Amalgamated Financial Corp.	172,138	3,139,797
#	A-Mark Precious Metals, Inc.	230,671	6,246,571
*	Ambac Financial Group, Inc.	466,932	5,663,885
#	Amerant Bancorp, Inc.	113,010	2,060,172
#*	American Coastal Insurance Corp., Class C	7,726	57,868
*	American Equity Investment Life Holding Co.	842,065	44,595,762
	American National Bankshares, Inc.	86,481	3,300,115
	Ameris Bancorp	525,681	19,607,901
	AmeriServ Financial, Inc.	136,832	348,922
#	Ames National Corp.	42,206	714,126
	Argo Group International Holdings Ltd.	142,718	4,258,705
#	Arrow Financial Corp.	86,039	1,833,491
*	AssetMark Financial Holdings, Inc.	91,073	2,177,555
	Associated Banc-Corp	1,591,141	25,792,396
	Associated Capital Group, Inc., Class A	19,192	645,619
	Assured Guaranty Ltd.	613,840	38,303,616
#	Atlantic Union Bankshares Corp.	580,605	16,727,230
#*	Atlanticus Holdings Corp.	73,782	2,158,861
#	Auburn National BanCorp, Inc.	692	14,532
*	Avantax, Inc.	220,856	5,700,293
	Axis Capital Holdings Ltd.	766,336	43,757,786
#*	Axos Financial, Inc.	514,952	18,553,721
#	Banc of California, Inc.	454,540	5,095,393
#	Bank of Marin Bancorp	31,841	534,929
	Bank of NT Butterfield & Son Ltd.	199,685	5,044,043
#	Bank OZK	1,161,169	41,581,462
	Bank7 Corp.	30,206	632,514
	BankFinancial Corp.	144,704	1,215,514
	BankUnited, Inc.	260,703	5,685,932
	Bankwell Financial Group, Inc.	44,438	1,087,398
	Banner Corp.	146,340	6,177,011
	Bar Harbor Bankshares	104,139	2,605,558
	BayCom Corp.	91,029	1,802,374
	BCB Bancorp, Inc.	93,072	956,780
	Berkshire Hills Bancorp, Inc.	253,224	4,965,723
#*	Blue Foundry Bancorp	125,067	944,256
#	Blue Ridge Bankshares, Inc.	45,501	143,328
	BOK Financial Corp.	373,197	24,451,867
#	Bread Financial Holdings, Inc.	502,763	13,589,684
#*	Bridgewater Bancshares, Inc.	136,503	1,314,524
*	Brighthouse Financial, Inc.	541,800	24,543,540
	Brookline Bancorp, Inc.	460,533	3,748,739
#	Business First Bancshares, Inc.	60,035	1,173,084
#	Byline Bancorp, Inc.	227,956	4,324,325
	C&F Financial Corp.	23,696	1,247,831
#	Cadence Bank	1,433,853	30,369,007
#*	California BanCorp	1,554	31,810
#*»	California First Leasing Corp.	2,388	39,999
#	Cambridge Bancorp	30,071	1,615,113
	Camden National Corp.	45,863	1,337,365
*	Cannae Holdings, Inc.	94,888	1,551,419
	Capital Bancorp, Inc.	48,628	993,956
	Capital City Bank Group, Inc.	164,147	4,689,680
#	Capitol Federal Financial, Inc.	1,915,341	9,959,773
#	Capstar Financial Holdings, Inc.	142,059	2,156,456
#*	Carter Bankshares, Inc.	129,500	1,458,170
#	Cass Information Systems, Inc.	34,316	1,297,488

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Cathay General Bancorp	424,918	$14,408,969
#*»	CCUR Holdings, Inc.	14	42,700
	Central Pacific Financial Corp.	166,215	2,622,873
#	Central Valley Community Bancorp	76,928	1,213,155
#	Chemung Financial Corp.	16,934	699,036
#	Citizens & Northern Corp.	141,737	2,565,440
#	Citizens Community Bancorp, Inc.	18,131	159,915
#	City Holding Co.	12,599	1,143,737
	Civista Bancshares, Inc.	129,909	1,894,073
	CNA Financial Corp.	11,198	452,399
	CNB Financial Corp.	149,753	2,722,510
	CNO Financial Group, Inc.	789,069	18,290,619
*	Coastal Financial Corp.	15,338	570,113
	Codorus Valley Bancorp, Inc.	50,844	997,559
	Colony Bankcorp, Inc.	60,280	599,786
	Columbia Banking System, Inc.	442,536	8,704,683
#*	Columbia Financial, Inc.	145,426	2,341,359
	Comerica, Inc.	491,354	19,359,348
	Community Bank System, Inc.	215,817	8,621,889
	Community Trust Bancorp, Inc.	173,055	6,499,946
#	Community West Bancshares	5,040	63,554
	ConnectOne Bancorp, Inc.	298,535	4,863,135
#*	Consumer Portfolio Services, Inc.	222,289	2,056,173
#*	CrossFirst Bankshares, Inc.	168,399	1,781,661
#*	Customers Bancorp, Inc.	351,687	14,141,334
#	CVB Financial Corp.	641,301	10,017,122
#	Dime Community Bancshares, Inc.	304,884	5,606,817
#	Donegal Group, Inc., Class A	287,604	4,060,969
	Eagle Bancorp Montana, Inc.	1,505	17,593
	Eagle Bancorp, Inc.	81,345	1,584,601
	East West Bancorp, Inc.	32,258	1,729,674
#	Eastern Bankshares, Inc.	613,495	6,754,580
*	eHealth, Inc.	226,087	1,939,826
	Employers Holdings, Inc.	281,070	10,680,660
	Enact Holdings, Inc.	109,107	3,006,989
#*	Encore Capital Group, Inc.	241,974	9,117,580
*	Enova International, Inc.	320,700	12,789,516
*	Enstar Group Ltd.	136,690	32,391,429
	Enterprise Bancorp, Inc.	70,928	1,866,116
	Enterprise Financial Services Corp.	288,200	10,020,714
	Equity Bancshares, Inc., Class A	95,100	2,301,420
	Esquire Financial Holdings, Inc.	1,775	81,295
	ESSA Bancorp, Inc.	35,707	594,522
	Essent Group Ltd.	575,142	27,169,708
#	Evans Bancorp, Inc.	26,034	643,561
#*	EZCORP, Inc., Class A	559,388	4,586,982
#	Farmers & Merchants Bancorp, Inc.	9,673	168,504
	Farmers National Banc Corp.	231,683	2,615,701
	FB Financial Corp.	468,876	13,770,888
	Federal Agricultural Mortgage Corp., Class A	300	36,293
	Federal Agricultural Mortgage Corp., Class C	64,657	9,605,444
#	Fidelity D&D Bancorp, Inc.	1,845	82,656
	Financial Institutions, Inc.	130,314	2,064,174
	First American Financial Corp.	429,847	22,111,330
#	First Bancorp	193,608	5,618,504
#	First BanCorp	1,844,206	24,620,150
#	First Bancorp, Inc.	93,561	2,192,134
	First Bancshares, Inc.	148,206	3,589,549
#	First Bank	94,388	1,043,931

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	First Busey Corp.	310,141	$6,159,400
	First Business Financial Services, Inc.	81,866	2,513,286
	First Citizens BancShares, Inc., Class A	26,110	36,051,121
#	First Commonwealth Financial Corp.	1,079,491	13,148,200
#	First Community Bankshares, Inc.	193,291	6,310,951
#	First Community Corp.	3,070	54,339
	First Financial Bancorp	908,685	16,810,673
	First Financial Corp.	86,241	2,967,553
	First Financial Northwest, Inc.	89,029	965,074
#	First Foundation, Inc.	300	1,362
#	First Hawaiian, Inc.	989,723	17,745,733
	First Horizon Corp.	2,198,127	23,629,865
	First Internet Bancorp	38,178	624,974
	First Interstate BancSystem, Inc., Class A	784,460	18,097,492
	First Merchants Corp.	315,099	8,605,354
#	First Mid Bancshares, Inc.	118,807	3,245,807
	First Northwest Bancorp	11,395	148,021
	First of Long Island Corp.	63,183	678,585
	First United Corp.	34,783	569,746
*	First Western Financial, Inc.	34,640	463,137
	Five Star Bancorp	16,371	318,743
	Flushing Financial Corp.	234,632	2,895,359
#	FNB Corp.	2,510,048	26,832,413
	FS Bancorp, Inc.	72,216	2,084,876
#	Fulton Financial Corp.	1,387,076	18,018,117
#*	FVCBankcorp, Inc.	47,375	517,335
*	Genworth Financial, Inc., Class A	4,806,075	28,788,389
#	German American Bancorp, Inc.	196,711	5,376,112
#	Glacier Bancorp, Inc.	47,361	1,429,829
	Great Southern Bancorp, Inc.	126,908	6,309,866
*	Green Dot Corp., Class A	539,893	6,036,004
	Greenhill & Co., Inc.	1,231	18,231
#*	Greenlight Capital Re Ltd., Class A	316,705	3,531,261
#	Guaranty Bancshares, Inc.	65,444	1,867,117
#*	Hallmark Financial Services, Inc.	169	325
	Hancock Whitney Corp.	816,608	28,115,813
	Hanmi Financial Corp.	307,893	4,519,869
	Hanover Insurance Group, Inc.	7,359	862,548
	HarborOne Bancorp, Inc.	199,260	1,960,718
#	Hawthorn Bancshares, Inc.	790	13,786
#	HBT Financial, Inc.	48,748	877,464
	Heartland Financial USA, Inc.	169,297	4,638,738
	Heritage Commerce Corp.	321,081	2,626,443
	Heritage Financial Corp.	186,829	3,039,708
#*	Heritage Insurance Holdings, Inc.	104,798	619,356
	Hilltop Holdings, Inc.	498,481	13,768,045
#	Hingham Institution For Savings The	4,157	617,647
	HMN Financial, Inc.	4,634	84,339
	Home Bancorp, Inc.	56,371	1,931,834
#	Home BancShares, Inc.	689,424	14,098,721
	HomeStreet, Inc.	5,595	27,024
	HomeTrust Bancshares, Inc.	66,458	1,369,699
	Hope Bancorp, Inc.	641,931	5,623,316
	Horace Mann Educators Corp.	281,831	8,942,498
	Horizon Bancorp, Inc.	129,209	1,226,193
	Independent Bank Corp.	338,044	16,496,547
#	Independent Bank Corp.	177,501	3,541,145
	Independent Bank Group, Inc.	194,104	6,861,576
	International Bancshares Corp.	626,421	27,456,032

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Invesco Ltd.	2,608,198	$33,828,328
	Investar Holding Corp.	22,764	215,803
	Investors Title Co.	13,422	1,930,218
#	Jackson Financial, Inc., Class A	689,706	25,319,107
	James River Group Holdings Ltd.	210,969	2,900,824
#	Janus Henderson Group PLC	1,221,228	28,173,730
	Jefferies Financial Group, Inc.	870,833	28,023,406
#	Kearny Financial Corp.	617,007	4,282,029
	Kemper Corp.	454,386	18,120,914
#	Kentucky First Federal Bancorp	315	1,405
	Lake Shore Bancorp, Inc.	406	3,971
	Lakeland Bancorp, Inc.	541,553	6,108,718
#	Lakeland Financial Corp.	9,173	451,770
#	Landmark Bancorp, Inc.	1,651	27,555
#	LCNB Corp.	48,557	679,312
*	LendingClub Corp.	975,183	5,061,200
#*	LendingTree, Inc.	45,038	595,853
	Live Oak Bancshares, Inc.	117,128	3,379,143
	Luther Burbank Corp.	146,819	1,195,107
	Macatawa Bank Corp.	357,892	3,267,554
#*	Maiden Holdings Ltd.	649,090	1,064,508
#	MainStreet Bancshares, Inc.	5,373	103,591
#*	MBIA, Inc.	91,613	630,297
	Mercantile Bank Corp.	168,796	5,560,140
	Merchants Bancorp	125,110	3,739,538
	Mercury General Corp.	409,674	12,650,733
	Meridian Corp.	1,824	18,240
#	Metrocity Bankshares, Inc.	49,306	988,092
#*	Metropolitan Bank Holding Corp.	32,720	1,060,455
	MGIC Investment Corp.	2,233,839	37,617,849
	Mid Penn Bancorp, Inc.	80,449	1,533,358
	Midland States Bancorp, Inc.	144,640	3,156,045
	MidWestOne Financial Group, Inc.	152,424	3,036,286
#*	Moneylion, Inc.	1,440	27,706
*	Mr Cooper Group, Inc.	464,321	26,248,066
	MVB Financial Corp.	50,308	988,552
	National Bank Holdings Corp., Class A	331,016	10,321,079
#	National Bankshares, Inc.	17,588	413,318
	National Western Life Group, Inc., Class A	32,137	15,390,409
#	Navient Corp.	1,348,823	21,459,774
	NBT Bancorp, Inc.	366,495	12,266,588
*	NCR Atleos Corp.	280,237	6,182,028
	Nelnet, Inc., Class A	283,948	24,081,630
*	NerdWallet, Inc., Class A	86,650	934,087
#	New York Community Bancorp, Inc.	4,950,961	46,935,101
*	NI Holdings, Inc.	36,943	468,807
#*	Nicholas Financial, Inc.	43,400	203,980
#	Nicolet Bankshares, Inc.	85,605	6,233,756
*	NMI Holdings, Inc., Class A	785,011	21,470,051
#	Northeast Bank	80,781	3,856,485
#	Northeast Community Bancorp, Inc.	13,268	202,204
#	Northfield Bancorp, Inc.	388,192	3,338,451
#	Northrim BanCorp, Inc.	60,074	2,505,687
#	Northwest Bancshares, Inc.	883,225	9,203,205
#	Norwood Financial Corp.	7,203	184,469
	Oak Valley Bancorp	6,993	174,475
	OceanFirst Financial Corp.	330,119	4,179,307
*	Ocwen Financial Corp.	55,877	1,343,283
#	OFG Bancorp	492,157	14,577,690

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Ohio Valley Banc Corp.	11,525	$275,448
	Old National Bancorp	2,172,330	29,760,921
	Old Republic International Corp.	1,844,185	50,493,785
	Old Second Bancorp, Inc.	324,571	4,401,183
	OneMain Holdings, Inc.	287,811	10,341,049
	OP Bancorp	68,064	575,141
*	Oportun Financial Corp.	135,123	790,470
	Oppenheimer Holdings, Inc., Class A	65,321	2,290,807
	Orange County Bancorp, Inc.	921	40,616
#	Origin Bancorp, Inc.	96,383	2,851,973
	Orrstown Financial Services, Inc.	65,549	1,383,739
*	Oscar Health, Inc., Class A	80,574	412,539
	Pacific Premier Bancorp, Inc.	361,052	6,859,988
#	PacWest Bancorp	769,707	5,449,526
#	Park National Corp.	40,577	4,114,102
	Parke Bancorp, Inc.	58,361	982,799
	Pathward Financial, Inc.	267,173	12,100,265
#*	Paysafe Ltd.	86,989	845,533
#	PCB Bancorp	52,079	800,975
	Peapack-Gladstone Financial Corp.	202,891	4,741,563
#	Penns Woods Bancorp, Inc.	36,579	771,085
#	PennyMac Financial Services, Inc.	439,478	29,532,922
	Peoples Bancorp of North Carolina, Inc.	15,057	338,783
#	Peoples Bancorp, Inc.	340,421	9,388,811
	Peoples Financial Services Corp.	20,258	794,316
	Pinnacle Financial Partners, Inc.	541,232	33,751,228
	Plumas Bancorp	3,326	113,583
#*	Ponce Financial Group, Inc.	117,738	916,002
	Popular, Inc.	690,156	44,887,746
*	PRA Group, Inc.	221,494	2,726,591
#	Preferred Bank	111,272	6,628,473
	Premier Financial Corp.	162,656	2,822,082
	Primis Financial Corp.	69,079	646,579
#	Princeton Bancorp, Inc.	956	28,680
	ProAssurance Corp.	286,552	4,871,384
*	PROG Holdings, Inc.	174,217	4,771,804
	Prosperity Bancshares, Inc.	585,406	31,928,043
*	Provident Bancorp, Inc.	46,860	454,542
	Provident Financial Holdings, Inc.	48,431	578,750
#	Provident Financial Services, Inc.	511,546	7,187,221
	QCR Holdings, Inc.	172,492	8,184,745
	Radian Group, Inc.	758,065	19,209,367
	RBB Bancorp	161,515	1,868,729
#	Red River Bancshares, Inc.	2,513	116,804
	Regional Management Corp.	104,170	2,589,666
	Reinsurance Group of America, Inc.	7,543	1,127,452
	Renasant Corp.	453,324	11,056,572
#*	Repay Holdings Corp.	370,506	2,219,331
#	Republic Bancorp, Inc., Class A	96,993	4,286,121
	Richmond Mutual BanCorp, Inc.	3,315	32,520
	Riverview Bancorp, Inc.	137,654	736,449
#*	Root, Inc., Class A	4,825	43,618
	S&T Bancorp, Inc.	282,041	7,265,376
	Safety Insurance Group, Inc.	134,291	10,094,654
	Sandy Spring Bancorp, Inc.	164,236	3,358,626
	Seacoast Banking Corp. of Florida	490,530	9,913,611
*	Security National Financial Corp., Class A	51,387	355,084
	Shore Bancshares, Inc.	273,271	2,803,760
	Sierra Bancorp	60,051	1,056,898

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	362,035	$5,144,517
*	SiriusPoint Ltd.	545,545	5,373,618
	SLM Corp.	194,738	2,531,594
	SmartFinancial, Inc.	88,326	1,841,597
#	South Plains Financial, Inc.	54,061	1,449,916
#*	Southern First Bancshares, Inc.	29,756	803,412
	Southern Missouri Bancorp, Inc.	61,931	2,505,109
	Southern States Bancshares, Inc.	646	15,000
#	Southside Bancshares, Inc.	198,443	5,298,428
#	SouthState Corp.	613,316	40,540,188
#	Stellar Bancorp, Inc.	276,640	6,014,154
#*	Sterling Bancorp, Inc.	58,432	323,713
#	Stewart Information Services Corp.	282,130	12,320,617
	Stifel Financial Corp.	88,737	5,058,009
#	Stock Yards Bancorp, Inc.	35,393	1,384,220
*	StoneX Group, Inc.	157,364	14,999,937
	Summit Financial Group, Inc.	69,451	1,493,197
#	Summit State Bank	3,741	47,698
	Synovus Financial Corp.	841,481	21,937,410
	Territorial Bancorp, Inc.	62,730	484,276
*	Texas Capital Bancshares, Inc.	504,319	27,767,804
#	TFS Financial Corp.	4,408	52,279
*	Third Coast Bancshares, Inc.	7,078	109,780
	Timberland Bancorp, Inc.	81,750	2,304,533
	Tiptree, Inc.	390,003	5,892,945
#	Tompkins Financial Corp.	79,851	3,998,938
	Towne Bank	697,178	16,690,441
	TriCo Bancshares	245,473	7,941,052
#*	Triumph Financial, Inc.	124,877	7,773,593
	TrustCo Bank Corp.	190,906	4,873,830
#	Trustmark Corp.	676,831	13,611,071
	UMB Financial Corp.	200,358	12,566,454
	United Bancshares, Inc.	7,312	126,278
	United Bankshares, Inc.	895,565	25,469,869
#	United Community Banks, Inc.	940,819	20,782,692
	United Fire Group, Inc.	190,874	3,844,202
	United Security Bancshares	131,423	1,021,157
	Unity Bancorp, Inc.	74,071	1,782,148
	Universal Insurance Holdings, Inc.	220,152	3,447,580
	Univest Financial Corp.	412,351	6,869,768
	Unum Group	1,565,395	76,547,816
#	Valley National Bancorp	3,791,517	29,498,002
#	Veritex Holdings, Inc.	157,783	2,717,023
#	Victory Capital Holdings, Inc., Class A	149,150	4,393,959
#	Virginia National Bankshares Corp.	4,332	133,122
	Virtu Financial, Inc., Class A	5,879	108,703
#	Virtus Investment Partners, Inc.	29,097	5,360,540
	Voya Financial, Inc.	543,858	36,313,399
#	WaFd, Inc.	681,967	16,830,946
	Walker & Dunlop, Inc.	163,739	10,610,287
	Washington Trust Bancorp, Inc.	164,529	3,815,428
	Waterstone Financial, Inc.	217,385	2,347,758
	Webster Financial Corp.	623,793	23,685,420
	WesBanco, Inc.	411,262	10,030,680
#	West BanCorp, Inc.	59,594	979,129
	Westamerica BanCorp	46,745	2,208,234
	Western Alliance Bancorp	255,012	10,480,993
	Western New England Bancorp, Inc.	195,337	1,400,566
	Westwood Holdings Group, Inc.	28,160	255,974

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	White Mountains Insurance Group Ltd.	24,372	$34,870,239
	Wintrust Financial Corp.	499,264	37,290,028
#*	World Acceptance Corp.	18,652	1,839,460
	WSFS Financial Corp.	555,410	19,661,514
	WVS Financial Corp.	111	1,360
#	Zions Bancorp NA	1,204,682	37,164,440

TOTAL FINANCIALS			2,779,635,630

HEALTH CARE — (5.3%)
*	4D Molecular Therapeutics, Inc.	1,561	16,765
#*	Acadia Healthcare Co., Inc.	643,565	47,308,463
#*	Accolade, Inc.	157,808	1,025,752
††	Achillion Pharmaceuticals, Inc.	1,609,952	434,687
#*	Acumen Pharmaceuticals, Inc.	6,557	12,262
#*	AdaptHealth Corp.	298,057	2,184,758
*	Addus HomeCare Corp.	120,621	9,516,997
#*	Agiliti, Inc.	162,676	915,866
#*	Agios Pharmaceuticals, Inc.	607,544	12,764,499
#*	Allakos, Inc.	5,354	10,226
#*	Allogene Therapeutics, Inc.	107,547	303,283
#*	ALX Oncology Holdings, Inc.	51,295	369,324
*	Amedisys, Inc.	71,846	6,573,191
*	American Shared Hospital Services	12,364	28,933
#*	American Well Corp., Class A	166,849	195,213
#*	Amneal Pharmaceuticals, Inc.	199,295	771,272
#*	Amphastar Pharmaceuticals, Inc.	173,647	7,861,000
#*	AnaptysBio, Inc.	55,345	902,677
*	AngioDynamics, Inc.	181,974	1,128,239
*	ANI Pharmaceuticals, Inc.	96,371	5,949,946
*	Anika Therapeutics, Inc.	147,001	2,866,519
	AquaBounty Technologies, Inc.	991	2,250
#*	Arcturus Therapeutics Holdings, Inc.	230,257	4,397,909
#*	ARS Pharmaceuticals, Inc.	40,778	145,577
#*	Artivion, Inc.	237,836	3,030,031
#*	Atea Pharmaceuticals, Inc.	814	2,646
*	Athira Pharma, Inc.	107,346	167,460
*	aTyr Pharma, Inc.	39,957	49,946
*	Avanos Medical, Inc.	301,054	5,527,351
#*	Avidity Biosciences, Inc.	242,908	1,250,976
#*	Azenta, Inc.	224,849	10,219,387
#*	BioAtla, Inc.	144,887	212,984
#	Bionano Genomics, Inc.	65,377	90,220
*	Bio-Rad Laboratories, Inc., Class A	2,215	609,745
#*	Bluebird Bio, Inc.	560,535	1,653,578
#*	Brookdale Senior Living, Inc.	1,723,587	6,739,225
#*	CareDx, Inc.	199,829	1,081,075
#*	Caribou Biosciences, Inc.	27,599	100,184
#	Carisma Therapeutics, Inc.	5,237	15,711
#*	Castle Biosciences, Inc.	122,898	1,919,667
*	Certara, Inc.	423,637	5,164,135
#*	Cogent Biosciences, Inc.	174,040	1,420,166
#*	Community Health Systems, Inc.	11,057	23,662
*	Computer Programs & Systems, Inc.	88,909	1,252,728
#*	Cross Country Healthcare, Inc.	383,331	8,877,946
#*	CryoPort, Inc.	119,586	1,159,984
*	Cullinan Oncology, Inc.	153,658	1,433,629
*	Cumberland Pharmaceuticals, Inc.	79,720	150,671
#*	Cytek Biosciences, Inc.	75,160	316,424
#*	Definitive Healthcare Corp., Class A	298,605	1,719,965

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Dynavax Technologies Corp.	448,921	$6,379,167
*	Eagle Pharmaceuticals, Inc.	12,380	169,977
#*	Edgewise Therapeutics, Inc.	78,787	504,237
#*	Editas Medicine, Inc.	391,713	2,616,643
*	Elanco Animal Health, Inc.	1,053,182	9,278,533
*	Electromed, Inc.	61,047	642,825
#*	Enhabit, Inc.	375,314	2,766,064
#*	Enovis Corp.	434,349	19,936,619
*	Envista Holdings Corp.	1,705,519	39,687,427
*	EQRx, Inc.	300,314	654,685
*	Erasca, Inc.	94,348	217,944
#*	EyePoint Pharmaceuticals, Inc.	6,902	41,550
#*	Fate Therapeutics, Inc.	14,377	26,022
	Finch Therapeutics Group, Inc.	124	466
*	FONAR Corp.	45,903	621,986
#*	Fulcrum Therapeutics, Inc.	8,064	29,353
#*	Fulgent Genetics, Inc.	233,109	5,580,629
#*	Generation Bio Co.	221,974	208,278
*	Globus Medical, Inc., Class A	112,906	5,160,933
#*	GoodRx Holdings, Inc., Class A	128,978	635,862
#*	Harvard Bioscience, Inc.	373,207	1,638,379
*	Health Catalyst, Inc.	191,259	1,432,530
	HealthStream, Inc.	317,511	8,064,779
#*	Icosavax, Inc.	5,351	32,909
#*	ICU Medical, Inc.	12,662	1,241,636
#*	Innoviva, Inc.	695,792	8,634,779
*	Inogen, Inc.	52,404	234,246
#*	Integer Holdings Corp.	307,799	24,984,045
*	Integra LifeSciences Holdings Corp.	170,137	6,118,127
#*	Ironwood Pharmaceuticals, Inc.	898,740	8,061,698
*	iTeos Therapeutics, Inc.	165,931	1,669,266
#*	KalVista Pharmaceuticals, Inc.	25,429	215,892
#*	Kewaunee Scientific Corp.	13,424	238,947
#*	Kodiak Sciences, Inc.	110,210	159,804
*	Kura Oncology, Inc.	381,941	3,227,401
*	Larimar Therapeutics, Inc.	26,944	78,946
*	LENSAR, Inc.	116,724	250,957
#*	LifeStance Health Group, Inc.	26,581	154,967
*	Ligand Pharmaceuticals, Inc.	86,234	4,509,176
*	LivaNova PLC	97,476	4,781,198
*	MaxCyte, Inc.	107,463	318,090
#*	MEI Pharma, Inc.	2,331	15,897
#	Mesa Laboratories, Inc.	32,611	3,059,890
#*	Monte Rosa Therapeutics, Inc.	4,291	14,589
*	Myriad Genetics, Inc.	281,739	4,389,494
	National HealthCare Corp.	140,121	9,438,551
#*	Nautilus Biotechnology, Inc.	79,406	203,279
#*	NeoGenomics, Inc.	49,510	694,130
*	NeuroBo Pharmaceuticals, Inc.	729	307
#*	NextGen Healthcare, Inc.	452,222	10,817,150
#*	Nurix Therapeutics, Inc.	156,510	874,891
#*	Olema Pharmaceuticals, Inc.	434,748	5,777,801
*	OmniAb, Inc.	254,940	1,159,977
#*»	OmniAb, Inc.	10,236	0
#*»	OmniAb, Inc.	10,236	0
*	Omnicell, Inc.	179,962	6,395,849
††	Opiant Pharmaceuticals, Inc.	26,299	6,312
#*	OPKO Health, Inc.	8,352	10,440
#*	Oramed Pharmaceuticals, Inc.	14,309	26,185

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	OraSure Technologies, Inc.	391,575	$2,020,527
#*	Organogenesis Holdings, Inc.	203,659	456,196
*	ORIC Pharmaceuticals, Inc.	3,521	23,591
*	Orthofix Medical, Inc.	90,406	998,082
#*	OrthoPediatrics Corp.	137,804	3,370,686
#*	Owens & Minor, Inc.	726,245	10,407,091
*	Pacira BioSciences, Inc.	350,105	9,893,967
#	Patterson Cos., Inc.	825,080	25,131,937
#*††	PDL BioPharma, Inc.	1,058,582	1,704,317
*	Pediatrix Medical Group, Inc.	769,725	8,821,048
*	Pennant Group, Inc.	79,197	860,871
	Perrigo Co. PLC	403,592	11,155,283
#*	PetIQ, Inc.	227,197	4,264,488
#	Phibro Animal Health Corp., Class A	159,559	1,742,384
*	PMV Pharmaceuticals, Inc.	77,022	116,303
#*	Poseida Therapeutics, Inc.	24,110	48,702
	Premier, Inc., Class A	447,269	8,596,510
#*	Prestige Consumer Healthcare, Inc.	466,256	27,676,956
#*	Pyxis Oncology, Inc.	62,140	103,774
*	Quanterix Corp.	84,835	1,842,616
*	QuidelOrtho Corp.	81,261	4,963,422
#*	REGENXBIO, Inc.	72,495	934,461
#*	Sage Therapeutics, Inc.	134,564	2,520,384
#*	Scholar Rock Holding Corp.	25,655	301,703
	Select Medical Holdings Corp.	608,379	13,828,455
#*	Semler Scientific, Inc.	1,831	53,410
#	SIGA Technologies, Inc.	315,830	1,610,733
#*	SomaLogic, Inc.	234,593	523,142
#*	Spruce Biosciences, Inc.	16,668	19,002
*	Supernus Pharmaceuticals, Inc.	358,729	8,555,687
#*	Surgery Partners, Inc.	115,344	2,667,907
*	Sutro Biopharma, Inc.	227,785	626,409
*	Tactile Systems Technology, Inc.	232,848	2,542,700
*	Taro Pharmaceutical Industries Ltd.	49,418	1,678,235
#*	Teladoc Health, Inc.	1,326,993	21,948,464
*	Tenaya Therapeutics, Inc.	92,615	168,559
#*	Terns Pharmaceuticals, Inc.	2,932	15,422
††	Tetraphase Pharmaceuticals, Inc.	1,600	128
#	Tourmaline Bio, Inc.	13,276	218,921
#*	Twist Bioscience Corp.	37,779	595,397
#	U.S. Physical Therapy, Inc.	2,570	216,163
#*	UFP Technologies, Inc.	10,467	1,632,015
	Universal Health Services, Inc., Class B	198,819	25,029,324
	Utah Medical Products, Inc.	12,714	1,011,017
*	Vanda Pharmaceuticals, Inc.	130,559	571,848
#*	Varex Imaging Corp.	475,291	8,579,003
#*	Veracyte, Inc.	629,510	13,043,447
#*	Veradigm, Inc.	1,200,888	15,839,713
	Viatris, Inc.	112,634	1,002,443
*	Vir Biotechnology, Inc.	1,397	11,078
*	Voyager Therapeutics, Inc.	157,040	1,031,753
#*	Xencor, Inc.	24,689	428,354
#*	Zevra Therapeutics, Inc.	5,596	25,070
*	Zimvie, Inc.	50,261	354,843
#*	Zymeworks, Inc.	42,029	295,044

TOTAL HEALTH CARE			626,045,803

INDUSTRIALS — (16.0%)
#*	3D Systems Corp.	619,379	2,310,284

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	AAR Corp.	373,322	$22,160,394
	ABM Industries, Inc.	630,526	24,804,893
	ACCO Brands Corp.	524,158	2,652,239
#	Acme United Corp.	38,617	1,293,669
*	AerSale Corp.	46,480	710,679
	AGCO Corp.	369,245	42,337,632
	Air Lease Corp.	1,197,642	41,474,342
#*	Air Transport Services Group, Inc.	313,931	6,143,630
	Alamo Group, Inc.	101,965	16,344,989
*	Alaska Air Group, Inc.	322,093	10,187,802
	Albany International Corp., Class A	42,358	3,456,836
*	Alight, Inc., Class A	627,700	4,167,928
#	Allegiant Travel Co.	58,275	3,882,280
	Allient, Inc.	53,510	1,476,876
#	Alta Equipment Group, Inc.	30,424	279,597
#*	Ameresco, Inc., Class A	41,912	1,095,999
#*	American Superconductor Corp.	36,157	226,524
*	American Woodmark Corp.	166,960	11,224,721
	Apogee Enterprises, Inc.	235,413	10,103,926
	ARC Document Solutions, Inc.	178,412	495,985
#	ArcBest Corp.	254,043	27,660,202
	Arcosa, Inc.	476,753	32,929,330
	Argan, Inc.	142,875	6,535,102
	Aris Water Solutions, Inc., Class A	21,997	183,675
	Astec Industries, Inc.	244,090	9,773,364
#*	Astronics Corp.	173,583	2,661,027
*	Astronics Corp., Class B	5,003	72,543
*	Asure Software, Inc.	137,440	1,162,742
*	Avalon Holdings Corp., Class A	11,061	22,011
*	AZEK Co., Inc.	196,946	5,159,985
	AZZ, Inc.	135,538	6,406,881
	Barnes Group, Inc.	485,311	10,089,616
*	Beacon Roofing Supply, Inc.	579,646	41,253,406
	BGSF, Inc.	67,421	624,993
#*	Blade Air Mobility, Inc.	133,233	283,786
*	BlueLinx Holdings, Inc.	95,269	6,774,579
	Boise Cascade Co.	359,406	33,694,312
*	Bowman Consulting Group Ltd.	1,263	33,558
	Brady Corp., Class A	78,510	4,040,125
*	BrightView Holdings, Inc.	97,148	654,778
*	Broadwind, Inc.	70,642	185,082
*	Builders FirstSource, Inc.	589,724	63,996,848
*	CACI International, Inc., Class A	37,750	12,259,690
*	CBIZ, Inc.	329,751	17,133,862
*	CECO Environmental Corp.	368,166	5,956,926
	Chicago Rivet & Machine Co.	2,571	45,121
	Civeo Corp.	47,448	948,960
	Columbus McKinnon Corp.	264,841	8,096,189
*	Commercial Vehicle Group, Inc.	236,560	1,648,823
	CompX International, Inc.	11,424	215,000
	Concentrix Corp.	227,605	17,345,777
#*	Concrete Pumping Holdings, Inc.	155,420	1,092,603
*	Conduent, Inc.	601,525	1,918,865
#	Copa Holdings SA, Class A	65,943	5,384,246
#††	Costa Communications, Inc.	17,714	43,754
#	Costamare, Inc.	816,514	7,373,121
	Covenant Logistics Group, Inc.	91,476	3,611,930
*»	CPI Aerostructures, Inc.	34,845	105,267
#	CRA International, Inc.	50,136	4,868,707

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Custom Truck One Source, Inc.	7,996	$46,137
	Deluxe Corp.	82,152	1,400,692
#*	Distribution Solutions Group, Inc.	92,104	2,776,936
#*	DLH Holdings Corp.	31,481	430,660
#*	Ducommun, Inc.	137,676	6,586,420
	Dun & Bradstreet Holdings, Inc.	160,984	1,410,220
*	DXP Enterprises, Inc.	185,166	6,036,412
#*	Dycom Industries, Inc.	156,480	13,328,966
#	Eagle Bulk Shipping, Inc.	82,614	3,370,651
#	Eastern Co.	43,844	712,465
#	Encore Wire Corp.	183,078	32,739,839
	EnerSys	111,223	9,518,464
	Eneti, Inc.	33,484	339,863
	Ennis, Inc.	275,738	5,889,764
#	EnPro Industries, Inc.	133,088	14,780,753
*	Enviri Corp.	173,317	994,840
	Esab Corp.	294,345	18,632,038
	ESCO Technologies, Inc.	223,713	21,749,378
	Espey Mfg. & Electronics Corp.	7,670	122,413
	EVI Industries, Inc.	550	14,151
#	First Advantage Corp.	83,949	1,092,176
*	Fluor Corp.	160,186	5,332,592
*	Forrester Research, Inc.	5,728	132,890
	FTAI Infrastructure, Inc.	31,730	97,094
*	Gates Industrial Corp. PLC	692,069	7,557,393
#	GATX Corp.	283,865	29,686,602
#	Genco Shipping & Trading Ltd.	418,961	5,517,716
*	Gencor Industries, Inc.	88,546	1,257,353
*	Gibraltar Industries, Inc.	311,389	18,951,135
*	GMS, Inc.	360,720	21,094,906
	Gorman-Rupp Co.	278,095	8,217,707
*	Graham Corp.	34,713	541,176
#	Granite Construction, Inc.	406,490	16,454,715
*	Great Lakes Dredge & Dock Corp.	684,970	5,205,772
#	Greenbrier Cos., Inc.	328,184	11,351,885
#*	Hawaiian Holdings, Inc.	116,227	489,316
#*	Hayward Holdings, Inc.	83,521	876,970
	Healthcare Services Group, Inc.	355,478	3,377,041
#	Heartland Express, Inc.	356,872	4,161,128
	Heidrick & Struggles International, Inc.	216,961	5,280,831
	Helios Technologies, Inc.	91,664	4,740,862
	Herc Holdings, Inc.	24,097	2,573,319
#*	Hertz Global Holdings, Inc.	821,634	6,926,375
	Hillenbrand, Inc.	153,679	5,844,412
*	Hillman Solutions Corp.	60,361	395,968
#*	HireRight Holdings Corp.	9,659	88,959
#	HNI Corp.	109,077	3,783,881
*	Hub Group, Inc., Class A	313,666	21,564,537
*	Hudson Global, Inc.	10,847	159,125
*	Hudson Technologies, Inc.	218,016	2,808,046
	Hurco Cos., Inc.	47,363	947,260
*	Huron Consulting Group, Inc.	192,488	19,125,608
	Hyster-Yale Materials Handling, Inc.	67,108	2,684,991
	ICF International, Inc.	149,804	18,984,661
*	IES Holdings, Inc.	49,433	3,076,216
#	Insteel Industries, Inc.	208,154	5,809,578
	Interface, Inc.	168,510	1,498,054
*	JELD-WEN Holding, Inc.	131,821	1,493,532
	Kaman Corp.	79,905	1,487,032

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Kelly Services, Inc., Class A	323,565	$5,775,635
#	Kennametal, Inc.	561,797	12,983,129
*	Kirby Corp.	267,112	19,953,266
	Knight-Swift Transportation Holdings, Inc.	1,369,894	66,974,118
	Korn Ferry	472,274	21,497,912
*	Kratos Defense & Security Solutions, Inc.	54,117	922,695
*	L B Foster Co., Class A	97,525	1,913,440
#*	Limbach Holdings, Inc.	62,309	1,856,808
*	LS Starrett Co., Class A	3,180	32,023
	LSI Industries, Inc.	278,141	4,138,738
	Luxfer Holdings PLC	115,937	958,799
*	Manitex International, Inc.	40,177	161,110
*	Manitowoc Co., Inc.	379,022	4,851,482
	ManpowerGroup, Inc.	216,868	15,174,254
	Marten Transport Ltd.	567,842	9,982,662
#*	Masonite International Corp.	99,205	7,851,084
*	MasTec, Inc.	64,618	3,840,894
*	Mastech Digital, Inc.	4,836	42,315
*	Masterbrand, Inc.	169,359	1,881,578
*	Matrix Service Co.	186,443	2,172,061
	Matson, Inc.	382,419	33,289,574
	Matthews International Corp., Class A	139,340	4,938,210
#*	Mayville Engineering Co., Inc.	66,679	806,149
	McGrath RentCorp	190,152	19,129,291
	MDU Resources Group, Inc.	812,429	15,119,304
#*	Mercury Systems, Inc.	257,821	9,276,400
	Miller Industries, Inc.	109,747	3,991,498
	MillerKnoll, Inc.	77,234	1,814,999
*	Mistras Group, Inc.	151,443	828,393
	Moog, Inc., Class A	214,481	24,890,520
*	MRC Global, Inc.	376,251	3,954,398
#	Mueller Industries, Inc.	626,354	23,619,809
	Mueller Water Products, Inc., Class A	238,623	2,951,767
*	MYR Group, Inc.	80,842	9,363,929
	National Presto Industries, Inc.	55,040	4,114,240
	NL Industries, Inc.	121,061	602,884
#*	NN, Inc.	158,780	285,804
#*	Northwest Pipe Co.	108,330	2,953,076
*	NOW, Inc.	677,003	7,460,573
#*	NV5 Global, Inc.	58,731	5,541,270
	nVent Electric PLC	184,671	8,888,215
*	OPENLANE, Inc.	893,842	12,004,298
*	Orion Group Holdings, Inc.	261,057	1,253,074
	Oshkosh Corp.	43,049	3,776,689
	Owens Corning	153,341	17,384,269
#	P&F Industries, Inc., Class A	1,458	18,575
*	PAM Transportation Services, Inc.	118,032	2,038,413
	Pangaea Logistics Solutions Ltd.	143,687	831,948
#	Park Aerospace Corp.	26,988	396,184
	Park-Ohio Holdings Corp.	90,427	2,050,884
*	Patriot Transportation Holding, Inc.	4,779	36,703
*	Perma-Fix Environmental Services, Inc.	2,681	24,933
*	Perma-Pipe International Holdings, Inc.	24,619	162,732
*	PGT Innovations, Inc.	335,171	10,035,020
#*	Planet Labs PBC	64,589	139,512
	Powell Industries, Inc.	126,502	9,696,378
	Preformed Line Products Co.	49,286	6,670,860
	Primoris Services Corp.	582,891	17,521,703
*	Proto Labs, Inc.	59,667	1,408,738

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Quad/Graphics, Inc.	242,374	$1,185,209
	Quanex Building Products Corp.	356,222	9,564,561
*	Quest Resource Holding Corp.	9,326	67,613
*	Radiant Logistics, Inc.	514,007	3,012,081
	Regal Rexnord Corp.	299,962	35,518,500
*	Resideo Technologies, Inc.	442,243	6,403,679
	Resources Connection, Inc.	366,001	4,930,033
	REV Group, Inc.	624,799	8,897,138
	Rush Enterprises, Inc., Class A	494,431	17,591,855
#	Rush Enterprises, Inc., Class B	79,269	3,205,638
	Ryder System, Inc.	391,993	38,234,997
#	Schneider National, Inc., Class B	425,076	10,767,175
#	Sensata Technologies Holding PLC	216,830	6,912,540
#	Shyft Group, Inc.	11,715	128,631
*	SIFCO Industries, Inc.	17,808	77,821
*	SkyWest, Inc.	395,002	16,657,234
*	SP Plus Corp.	55,408	2,799,766
#	Spirit Airlines, Inc.	220,239	2,528,344
	Standex International Corp.	26,785	3,845,522
	Steelcase, Inc., Class A	165,283	1,803,238
#*	Sterling Check Corp.	4,471	49,986
*	Sterling Infrastructure, Inc.	271,644	19,789,265
#*	Sun Country Airlines Holdings, Inc.	103,344	1,345,539
#*	TaskUS, Inc., Class A	11,609	107,732
	Tennant Co.	13,123	973,989
	Terex Corp.	509,166	23,319,803
#	Textainer Group Holdings Ltd.	431,221	21,181,576
*	Thermon Group Holdings, Inc.	320,261	8,547,766
	Timken Co.	180,051	12,445,125
*	Titan International, Inc.	680,964	7,735,751
*	Titan Machinery, Inc.	249,894	6,207,367
	Trinity Industries, Inc.	865,501	18,028,386
*	TrueBlue, Inc.	123,843	1,370,942
#*	Tutor Perini Corp.	74,130	534,477
*	Twin Disc, Inc.	76,307	1,048,458
	UFP Industries, Inc.	445,831	42,429,736
#*	U-Haul Holding Co.	44,331	2,177,539
	U-Haul Holding Co., Non Voting	708,382	33,442,714
*	Ultralife Corp.	132,803	985,398
	UniFirst Corp.	77,324	12,714,385
#	Universal Logistics Holdings, Inc.	74,564	1,668,742
*	V2X, Inc.	96,255	4,915,743
#	Veritiv Corp.	137,888	23,359,606
*	Virco Mfg. Corp.	20,978	127,756
#	VSE Corp.	119,059	6,405,374
#	Wabash National Corp.	537,965	11,130,496
#	Werner Enterprises, Inc.	548,066	19,905,757
	WESCO International, Inc.	358,650	45,978,930
*	Willdan Group, Inc.	11,457	202,101
#*	Willis Lease Finance Corp.	25,217	1,126,696

TOTAL INDUSTRIALS			1,896,251,816

INFORMATION TECHNOLOGY — (7.2%)
#*	8x8, Inc.	1,700	4,046
#*	908 Devices, Inc.	17,028	100,976
*	ACI Worldwide, Inc.	549,600	11,195,352
#	Adeia, Inc.	102,543	864,438
#*	Airgain, Inc.	18,272	60,480
*	Alithya Group, Inc., Class A	17,314	23,720

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alpha & Omega Semiconductor Ltd.	300,818	$7,135,403
	American Software, Inc., Class A	113,187	1,241,661
	Amkor Technology, Inc.	2,270,601	47,364,737
*	Amtech Systems, Inc.	152,198	1,090,499
*	Arrow Electronics, Inc.	602,483	68,327,597
*	AstroNova, Inc.	70,866	962,360
#*	Aviat Networks, Inc.	53,247	1,421,695
	Avnet, Inc.	990,678	45,898,112
*	Aware, Inc.	124,285	136,714
*	AXT, Inc.	167,429	333,184
#	Bel Fuse, Inc., Class A	3,065	158,675
#	Bel Fuse, Inc., Class B	116,316	6,302,001
	Belden, Inc.	129,767	9,200,480
	Benchmark Electronics, Inc.	386,971	9,368,568
	BK Technologies Corp.	1,650	20,790
#	Boxlight Corp., Class A	8,628	14,581
#*	Brightcove, Inc.	139,815	430,630
*	Cambium Networks Corp.	7,939	39,536
#*	Cerence, Inc.	417,873	6,397,636
*	CEVA, Inc.	67,961	1,166,890
#*	Cleanspark, Inc.	1,643,138	6,736,866
	Climb Global Solutions, Inc.	28,742	1,278,444
*	Coherent Corp.	122,965	3,639,764
*	Cohu, Inc.	511,398	15,413,536
*	Computer Task Group, Inc.	162,282	1,684,487
	Comtech Telecommunications Corp.	105,538	1,287,564
*	Corsair Gaming, Inc.	129,246	1,653,056
#	CSP, Inc.	10,288	214,505
#	CTS Corp.	233,127	8,721,281
*	Daktronics, Inc.	274,250	2,638,285
*	Data I/O Corp.	89,287	282,147
#*	Digi International, Inc.	382,373	9,628,152
*»	Digital Turbine, Inc.	27,146	128,672
*	Diodes, Inc.	276,872	18,018,830
#*	DXC Technology Co.	642,619	12,961,625
#*	E2open Parent Holdings, Inc.	539,317	1,558,626
#*	Eastman Kodak Co.	47,138	175,353
#	Ebix, Inc.	333,946	2,033,731
*	ePlus, Inc.	205,942	12,871,375
*	EverCommerce, Inc.	4,870	46,655
*	Fabrinet	6,041	936,355
#*	Fastly, Inc., Class A	112,625	1,652,209
*	Flex Ltd.	337,832	8,689,039
*	FormFactor, Inc.	214,581	7,270,004
	Frequency Electronics, Inc.	108,565	802,295
*	Grid Dynamics Holdings, Inc.	38,988	395,338
*	GSI Technology, Inc.	57,632	113,535
#*	Ichor Holdings Ltd.	315,632	7,657,232
*	Identiv, Inc.	47,065	286,626
#	Immersion Corp.	103,670	662,451
	Information Services Group, Inc.	227,096	922,010
*	Insight Enterprises, Inc.	100,215	14,360,810
#*	Instructure Holdings, Inc.	4,080	100,490
#	InterDigital, Inc.	34,516	2,597,329
*	inTEST Corp.	132,473	1,712,876
#*	Intevac, Inc.	185,262	594,691
*	Issuer Direct Corp.	9,434	164,529
*	Iteris, Inc.	93,195	411,922
*	Itron, Inc.	200,683	11,495,122

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Jabil, Inc.	71,469	$8,776,393
	Juniper Networks, Inc.	450,014	12,114,377
*	Key Tronic Corp.	130,990	499,072
*	Kimball Electronics, Inc.	267,241	7,001,714
*	Knowles Corp.	956,873	12,429,780
#	Kulicke & Soffa Industries, Inc.	491,975	20,471,080
#*	KVH Industries, Inc.	68,254	319,429
*	Kyndryl Holdings, Inc.	1,473,178	21,552,594
*	Lantronix, Inc.	121,376	554,688
*	LiveRamp Holdings, Inc.	100,053	2,767,466
*	Lumentum Holdings, Inc.	355,030	13,920,726
#*	Luna Innovations, Inc.	146,433	831,739
*	Magnachip Semiconductor Corp.	421,810	3,117,176
*	Matterport, Inc.	842,522	1,718,745
*	MaxLinear, Inc.	84,832	1,289,446
#*	MeridianLink, Inc.	44,730	734,467
	Methode Electronics, Inc.	300,345	6,868,890
#*	Mirion Technologies, Inc.	152,335	1,055,682
#*	Mitek Systems, Inc.	130,620	1,395,022
*	NCR Voyix Corp.	560,474	8,569,647
*	NETGEAR, Inc.	164,669	2,081,416
*	NetScout Systems, Inc.	788,849	17,220,574
	Network-1 Technologies, Inc.	97,954	220,397
*	nLight, Inc.	25,523	212,607
*	Olo, Inc., Class A	953,620	4,872,998
#	ON24, Inc.	398,618	2,451,501
#*	OneSpan, Inc.	20,252	159,991
*	Onto Innovation, Inc.	163,441	18,365,865
*	Optical Cable Corp.	54,966	144,561
*	OSI Systems, Inc.	139,705	14,567,040
#	Park City Group, Inc.	3,700	36,038
	PC Connection, Inc.	185,212	9,923,659
	PCTEL, Inc.	72,674	497,817
*	Photronics, Inc.	661,689	12,148,610
*	Plexus Corp.	248,847	24,466,637
*	RF Industries Ltd.	24,753	73,269
#*	Ribbon Communications, Inc.	1,123,619	2,112,404
#	Richardson Electronics Ltd.	130,419	1,495,906
#*	Riot Platforms, Inc.	974,790	9,533,446
*	Rogers Corp.	146,816	18,042,218
*	Sanmina Corp.	620,140	31,546,522
	Sapiens International Corp. NV	25,143	641,147
*	ScanSource, Inc.	247,181	7,514,302
#*	SecureWorks Corp., Class A	36,844	216,643
#*	SigmaTron International, Inc.	5,630	16,665
#*††	Silicon Graphics, Inc.	494	0
#*	SMART Global Holdings, Inc.	21,549	295,221
#*	SmartRent, Inc.	28,109	67,743
*	SolarWinds Corp.	1,028,354	9,471,140
*	Stratasys Ltd.	278,353	2,830,850
*	Synaptics, Inc.	90,868	7,602,017
	TD SYNNEX Corp.	477,246	43,753,913
*	Telos Corp.	5,961	13,830
*	TransAct Technologies, Inc.	29,054	170,256
#*	Trio-Tech International	3,288	22,391
*	TSR, Inc.	3,389	29,145
*	TTM Technologies, Inc.	1,133,757	13,026,868
*	Turtle Beach Corp.	1,907	15,733
*	Ultra Clean Holdings, Inc.	486,292	11,602,927

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Upland Software, Inc.	7,836	$26,172
#*	Veeco Instruments, Inc.	491,007	11,754,708
*	Verint Systems, Inc.	180,520	3,395,581
#*	Viasat, Inc.	421,074	7,764,605
*	Viavi Solutions, Inc.	124,000	964,720
#	Vishay Intertechnology, Inc.	1,367,074	30,403,726
*	Vishay Precision Group, Inc.	136,886	4,095,629
#	Xerox Holdings Corp.	1,697,204	21,792,099
*	Xperi, Inc.	266,602	2,263,451

TOTAL INFORMATION TECHNOLOGY			856,971,669

MATERIALS — (7.0%)
	AdvanSix, Inc.	258,634	7,125,367
#	Alcoa Corp.	875,379	22,444,718
	Alpha Metallurgical Resources, Inc.	106,489	23,423,320
*	Alto Ingredients, Inc.	577,608	2,402,849
	American Vanguard Corp.	251,687	2,355,790
#*	Ampco-Pittsburgh Corp.	176,660	468,149
	Arch Resources, Inc.	137,421	20,727,209
*	Ascent Industries Co.	65,524	547,125
	Ashland, Inc.	363,596	27,862,362
#*	Aspen Aerogels, Inc.	56,393	435,354
	Avient Corp.	349,879	11,063,174
	Berry Global Group, Inc.	186,906	10,279,830
	Caledonia Mining Corp. PLC	18,421	203,921
	Carpenter Technology Corp.	522,299	32,758,593
#*	Century Aluminum Co.	204,605	1,352,439
*	Clearwater Paper Corp.	176,049	5,952,217
*	Cleveland-Cliffs, Inc.	574,319	9,637,073
#*	Coeur Mining, Inc.	5,086,600	12,767,366
	Commercial Metals Co.	1,070,361	45,265,567
#	Compass Minerals International, Inc.	307,186	7,569,063
*	Core Molding Technologies, Inc.	37,724	964,980
#*	Ecovyst, Inc.	865,298	7,960,742
	Element Solutions, Inc.	1,019,959	18,593,853
#*	Ferroglobe PLC	384,426	1,749,138
#	Flexible Solutions International, Inc.	23,743	47,249
	Fortitude Gold Corp.	93,160	549,644
	Friedman Industries, Inc.	79,686	769,767
	FutureFuel Corp.	480,402	3,146,633
#*	Gatos Silver, Inc.	134,995	657,426
*	Glatfelter Corp.	243,120	420,598
	Greif, Inc., Class A	204,898	13,011,023
	Greif, Inc., Class B	48,772	3,124,334
#	Hawkins, Inc.	204,408	11,739,151
	Haynes International, Inc.	137,254	5,905,353
	HB Fuller Co.	353,739	23,399,835
#	Hecla Mining Co.	6,348,965	25,840,288
	Huntsman Corp.	1,930,589	45,040,641
*	Ingevity Corp.	155,851	6,277,678
	Innospec, Inc.	221,866	21,742,868
	International Paper Co.	55,039	1,856,466
#*	Intrepid Potash, Inc.	111,918	2,226,049
#	Kaiser Aluminum Corp.	90,908	5,163,574
*	Knife River Corp.	161,837	8,143,638
	Koppers Holdings, Inc.	118,554	4,335,520
#	Kronos Worldwide, Inc.	496,190	3,423,711
#*	Livent Corp.	518,824	7,569,642
*	LSB Industries, Inc.	184,718	1,682,781

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Materion Corp.	176,437	$17,110,860
#	Mativ Holdings, Inc.	177,156	2,320,744
#	Mercer International, Inc.	359,643	2,855,565
	Minerals Technologies, Inc.	352,285	19,044,527
#*	MP Materials Corp.	114,999	1,885,984
	Myers Industries, Inc.	141,895	2,379,579
#	Nexa Resources SA	23,509	140,819
	Northern Technologies International Corp.	38,998	487,085
*	O-I Glass, Inc.	1,066,267	16,473,825
	Olin Corp.	780,083	33,325,146
	Olympic Steel, Inc.	120,518	6,118,699
	Orion SA	246,171	4,997,271
	Pactiv Evergreen, Inc.	139,233	1,200,189
#	Quaker Chemical Corp.	32,531	4,675,355
	Ramaco Resources, Inc., Class A	79,900	941,222
	Ramaco Resources, Inc., Class B	376	4,704
*	Ranpak Holdings Corp.	26,518	83,797
#*	Rayonier Advanced Materials, Inc.	460,229	1,274,834
	Reliance Steel & Aluminum Co.	101,650	25,857,727
»††	Resolute Forest Products, Inc.	792,851	422,193
	Ryerson Holding Corp.	398,605	11,579,475
	Schnitzer Steel Industries, Inc., Class A	297,638	6,759,359
#	Sensient Technologies Corp.	98,589	5,562,391
#	Silgan Holdings, Inc.	131,987	5,287,399
	Sonoco Products Co.	317,655	16,457,706
	Stepan Co.	197,180	14,749,064
*	Summit Materials, Inc., Class A	718,036	23,623,384
	SunCoke Energy, Inc.	866,094	8,236,554
#	Sylvamo Corp.	150,985	6,688,636
*	TimkenSteel Corp.	471,663	9,588,909
	Tredegar Corp.	175,469	786,101
	TriMas Corp.	214,539	5,193,989
#	Tronox Holdings PLC	1,210,396	12,939,133
#	U.S. Lime & Minerals, Inc.	34,601	6,850,652
#	U.S. Steel Corp.	1,551,972	52,596,331
*	Universal Stainless & Alloy Products, Inc.	56,059	809,492
#	Warrior Met Coal, Inc.	163,848	7,984,313
	Westrock Co.	155,124	5,573,605
	Worthington Industries, Inc.	363,123	22,375,639

TOTAL MATERIALS			835,226,325

REAL ESTATE — (1.0%)
#*	AMREP Corp.	2,107	35,166
*	Anywhere Real Estate, Inc.	1,163,650	5,434,245
#*	Cushman & Wakefield PLC	674,608	4,971,861
#	Douglas Elliman, Inc.	459,505	813,324
*	Five Point Holdings LLC, Class A	15,583	37,867
*	Forestar Group, Inc.	224,094	5,322,233
*	FRP Holdings, Inc.	67,765	3,645,079
*	Howard Hughes Holdings, Inc.	411,508	27,295,326
*	Jones Lang LaSalle, Inc.	243,076	31,094,282
#	Kennedy-Wilson Holdings, Inc.	1,213,650	15,619,675
#	Marcus & Millichap, Inc.	263,990	7,576,513
	Newmark Group, Inc., Class A	1,128,123	6,396,457
#*	Opendoor Technologies, Inc.	1,161,212	2,206,303
*	Rafael Holdings, Inc., Class B	14,422	25,671
	RE/MAX Holdings, Inc., Class A	100,435	1,080,681
#*	Stratus Properties, Inc.	26,619	683,310

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
	REAL ESTATE — (Continued)
*	Tejon Ranch Co.	249,789	$3,876,725

TOTAL REAL ESTATE			116,114,718

	UTILITIES — (0.3%)
#*	Altus Power, Inc.	128,168	680,572
#	Brookfield Infrastructure Corp., Class A	944,566	24,332,020
	Genie Energy Ltd., Class B	175,430	3,480,531
	New Jersey Resources Corp.	105,302	4,273,155
	NRG Energy, Inc.	87,540	3,709,945
#	Ormat Technologies, Inc.	13,221	813,621

	TOTAL UTILITIES		37,289,844

	TOTAL COMMON STOCKS		10,923,732,764

	PREFERRED STOCKS — (0.1%)
	COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	9,608	208,302

	INDUSTRIALS — (0.1%)
π	WESCO International, Inc., Series A, 10.625%	174,585	4,654,436

	TOTAL PREFERRED STOCKS		4,862,738

	TOTAL INVESTMENT SECURITIES (Cost $8,299,109,260)		10,928,595,502

	TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	97,807,211	97,807,211

	SECURITIES LENDING COLLATERAL — (7.1%)
@§	The DFA Short Term Investment Fund	72,920,449	843,470,839

	TOTAL INVESTMENTS — (100.0%) (Cost $9,240,403,593)		$11,869,873,552

As of October 31, 2023, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	467	12/15/23	$99,503,545	$98,356,037	$(1,147,508)

Total Futures Contracts			$99,503,545	$98,356,037	$(1,147,508)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$320,987,555	$121,355	—	$321,108,910
Consumer Discretionary	1,768,286,509	—	—	1,768,286,509
Consumer Staples	497,130,389	10,225	—	497,140,614
Energy	1,189,584,973	75,953	—	1,189,660,926

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Financials	$2,779,552,931	$82,699	—		$2,779,635,630
Health Care	623,900,359	—	$2,145,444		626,045,803
Industrials	1,896,102,795	105,267	43,754		1,896,251,816
Information Technology	856,842,997	128,672	—		856,971,669
Materials	834,804,132	—	422,193		835,226,325
Real Estate	116,114,718	—	—		116,114,718
Utilities	37,289,844	—	—		37,289,844
Preferred Stocks
Communication Services	208,302	—	—		208,302
Industrials	4,654,436	—	—		4,654,436
Temporary Cash Investments	97,807,211	—	—		97,807,211
Securities Lending Collateral	—	843,470,839	—		843,470,839
Futures Contracts**	(1,147,508)	—	—		(1,147,508)

TOTAL	$11,022,119,643	$843,995,010	$2,611,391	^	$11,868,726,044

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (94.8%)
COMMUNICATION SERVICES — (2.0%)
*	AMC Networks, Inc., Class A	102,643	$1,211,187
#*	Angi, Inc.	121,423	195,491
	ATN International, Inc.	160,098	4,955,033
#*	Boston Omaha Corp., Class A	79,906	1,137,062
*	Bumble, Inc., Class A	84,641	1,137,575
#	Cable One, Inc.	1,640	901,787
#*	Cars.com, Inc.	219,196	3,338,355
*	Consolidated Communications Holdings, Inc.	568,063	2,368,823
*	Cumulus Media, Inc., Class A	180,697	814,944
*	Daily Journal Corp.	569	165,516
*	DHI Group, Inc.	601,640	1,648,494
#*	EchoStar Corp., Class A	324,064	4,491,527
#	Entravision Communications Corp., Class A	666,772	2,387,044
#*	EW Scripps Co., Class A	1,385,889	7,580,813
#*	FG Group Holdings, Inc.	297,210	416,064
*	Frontier Communications Parent, Inc.	543,808	9,745,039
*	Gaia, Inc.	14,152	38,210
#*	Gannett Co., Inc.	1,042,216	2,438,786
	Gray Television, Inc.	552,678	3,603,461
#	Gray Television, Inc., Class A	3,121	20,914
	John Wiley & Sons, Inc., Class A	488,706	14,793,131
#*	Liberty Latin America Ltd., Class A	621,958	4,247,973
#*	Liberty Latin America Ltd., Class C	2,561,298	17,544,891
*	Madison Square Garden Entertainment Corp.	209,613	6,389,004
#*	Magnite, Inc.	340,246	2,259,233
#	Marcus Corp.	570,847	8,870,962
	Nexstar Media Group, Inc.	64,306	9,007,985
#*	Reading International, Inc., Class A	17,827	32,802
	Saga Communications, Inc., Class A	125,173	2,428,356
#	Scholastic Corp.	848,462	31,308,248
#	Shenandoah Telecommunications Co.	300,388	7,107,180
#	Sinclair, Inc.	561,864	6,107,462
#*	Sphere Entertainment Co.	281,827	9,274,927
	Spok Holdings, Inc.	70,743	1,054,778
	TEGNA, Inc.	2,889,973	41,933,508
#	Telephone & Data Systems, Inc.	694,728	12,637,102
*	Thryv Holdings, Inc.	327,600	5,710,068
#	Townsquare Media, Inc., Class A	1,744	14,998
#*	U.S. Cellular Corp.	402,896	16,933,719
#*	Urban One, Inc.	146,127	775,934
*	Urban One, Inc.	149,346	810,949
*	WideOpenWest, Inc.	108,712	765,333
*	Ziff Davis, Inc.	319,250	19,301,855

TOTAL COMMUNICATION SERVICES			267,906,523

CONSUMER DISCRETIONARY — (14.7%)
#*	1-800-Flowers.com, Inc., Class A	221,281	1,661,820
	Aaron’s Co., Inc.	352,730	2,613,729
#*	Abercrombie & Fitch Co., Class A	621,638	37,808,023
	Academy Sports & Outdoors, Inc.	172,693	7,743,554
#*	Adient PLC	1,332,827	44,902,942
#	ADT, Inc.	582,829	3,298,812
*	Adtalem Global Education, Inc.	1,101,384	57,051,691
#	AMCON Distributing Co.	4,641	909,636
*	American Axle & Manufacturing Holdings, Inc.	1,591,119	10,740,053

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	American Eagle Outfitters, Inc.	2,086,754	$36,455,592
#*	American Outdoor Brands, Inc.	170,245	1,511,776
*	AMMO, Inc.	108,147	314,708
#	Ark Restaurants Corp.	2,951	45,327
*	Asbury Automotive Group, Inc.	138,403	26,486,182
*	Barnes & Noble Education, Inc.	5,617	5,729
	Bassett Furniture Industries, Inc.	197,829	3,044,588
#*	Beazer Homes USA, Inc.	54,686	1,322,854
*	Biglari Holdings, Inc., Class A	934	686,261
*	Biglari Holdings, Inc., Class B	9,414	1,391,107
*	BJ’s Restaurants, Inc.	134,737	3,465,436
#	Caleres, Inc.	65,936	1,686,643
#	Canterbury Park Holding Corp.	15,171	299,627
*	Carrols Restaurant Group, Inc.	228,702	1,315,036
#	Cato Corp., Class A	186,548	1,330,087
*	Century Casinos, Inc.	3,302	14,463
	Century Communities, Inc.	797,404	49,040,346
*	Chico’s FAS, Inc.	310,722	2,324,201
#*	Citi Trends, Inc.	78,418	1,889,874
*	Conn’s, Inc.	178,206	525,708
#*	Container Store Group, Inc.	33,310	61,623
	Crown Crafts, Inc.	146,493	616,736
*	Culp, Inc.	54,786	299,679
	Dana, Inc.	2,280,145	26,176,065
#*	Delta Apparel, Inc.	147,276	1,232,700
	Designer Brands, Inc., Class A	199,808	2,020,059
*	Destination XL Group, Inc.	68,368	284,411
#	Dillard’s, Inc., Class A	24,994	7,759,387
*	Duluth Holdings, Inc., Class B	101,683	511,465
*	El Pollo Loco Holdings, Inc.	479,402	4,003,007
#	Escalade, Inc.	44,219	753,492
#	Ethan Allen Interiors, Inc.	575,552	15,113,996
	Flanigan’s Enterprises, Inc.	5,134	145,806
	Flexsteel Industries, Inc.	124,934	2,412,476
#	Foot Locker, Inc.	427,979	8,983,279
#	Gap, Inc.	2,909,638	37,243,366
#*	Genesco, Inc.	99,386	2,724,170
*	G-III Apparel Group Ltd.	201,653	5,152,234
*	Goodyear Tire & Rubber Co.	4,306,594	51,248,469
#*	GoPro, Inc., Class A	142,872	358,609
	Graham Holdings Co., Class B	97,408	56,371,958
*	Green Brick Partners, Inc.	584,289	22,611,984
#	Group 1 Automotive, Inc.	299,563	75,588,732
#	Guess?, Inc.	528,923	11,371,844
	Hamilton Beach Brands Holding Co., Class A	3,359	41,383
	Harley-Davidson, Inc.	1,478,326	39,693,053
#	Haverty Furniture Cos., Inc.	356,987	9,299,511
	Haverty Furniture Cos., Inc., Class A	5,701	144,121
#*	Helen of Troy Ltd.	145,167	14,272,819
#	Hibbett, Inc.	98,781	4,550,841
#	Hooker Furnishings Corp.	278,144	4,650,568
#*	Hovnanian Enterprises, Inc., Class A	29,862	2,074,812
#*	JAKKS Pacific, Inc.	39,721	666,121
	Johnson Outdoors, Inc., Class A	148,325	7,052,854
	KB Home	378,883	16,746,629
#	Kohl’s Corp.	1,226,545	27,658,590
#	Lakeland Industries, Inc.	147,401	2,153,529
#*	Lands’ End, Inc.	289,828	1,820,120
*	Landsea Homes Corp.	227,670	1,693,865

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Latham Group, Inc.	313,223	$717,281
	Laureate Education, Inc.	1,355,437	19,165,879
	La-Z-Boy, Inc.	674,152	19,712,204
#	LCI Industries	96,728	10,494,021
#*	Legacy Housing Corp.	142,421	2,636,213
*	LGI Homes, Inc.	342,219	32,343,118
#*	Life Time Group Holdings, Inc.	746,731	8,826,360
	Lifetime Brands, Inc.	319,056	1,703,759
#*	Lincoln Educational Services Corp.	90,142	770,714
	Lithia Motors, Inc.	15,579	3,773,390
*	Live Ventures, Inc.	10,943	303,012
#*	Lovesac Co.	130,363	2,145,775
*	M/I Homes, Inc.	434,428	35,653,506
#	Macy’s, Inc.	1,382,416	16,837,827
#*	Malibu Boats, Inc., Class A	70,510	3,075,646
#*	MarineMax, Inc.	420,477	11,512,660
	Marriott Vacations Worldwide Corp.	224,472	20,171,054
	MDC Holdings, Inc.	1,862,398	70,678,004
	Meritage Homes Corp.	575,946	65,669,363
*	Modine Manufacturing Co.	1,297,471	51,250,104
*	Mohawk Industries, Inc.	927,314	74,537,499
#	Monro, Inc.	123,892	3,074,999
*	Motorcar Parts of America, Inc.	149,358	1,078,365
#	Movado Group, Inc.	321,737	8,963,593
*	National Vision Holdings, Inc.	163,761	2,544,846
	Nobility Homes, Inc.	1,505	44,277
*	ODP Corp.	1,018,558	45,753,625
#*	OneWater Marine, Inc., Class A	106,664	2,413,806
#*	Overstock.com, Inc.	93,162	1,453,327
#	Patrick Industries, Inc.	264,897	19,907,010
#	Penske Automotive Group, Inc.	175,330	25,086,216
	Perdoceo Education Corp.	1,040,719	18,826,607
#*	Petco Health & Wellness Co., Inc., Class A	267,271	924,758
*	Playa Hotels & Resorts NV	1,741,664	12,592,231
	PVH Corp.	964,158	71,685,147
*»	QEP Co., Inc.	19,399	314,361
#	RCI Hospitality Holdings, Inc.	13,320	726,073
#	Rocky Brands, Inc.	172,293	2,115,758
#	Shoe Carnival, Inc.	638,437	14,607,439
#	Signet Jewelers Ltd.	119,797	8,365,425
*	Skechers USA, Inc., Class A	691,935	33,365,106
#	Smith & Wesson Brands, Inc.	418,683	6,167,201
#*	Solo Brands, Inc., Class A	47,168	181,597
#	Sonic Automotive, Inc., Class A	476,161	22,784,304
#*	Sportsman’s Warehouse Holdings, Inc.	3,402	17,316
	Standard Motor Products, Inc.	217,109	7,583,617
*	Stoneridge, Inc.	61,302	997,384
	Strategic Education, Inc.	323,066	26,591,562
*	Strattec Security Corp.	65,882	1,498,815
*	Stride, Inc.	654,903	36,006,567
	Superior Group of Cos., Inc.	209,818	1,678,544
#*	Superior Industries International, Inc.	116,223	321,938
*	Taylor Morrison Home Corp.	2,812,419	107,771,896
#	Thor Industries, Inc.	778,484	68,452,098
#*	Tile Shop Holdings, Inc.	148,398	814,705
#*	Tilly’s, Inc., Class A	339,768	2,752,121
#*	Topgolf Callaway Brands Corp.	58,676	717,021
*	Tri Pointe Homes, Inc.	2,638,710	66,126,073
*	Under Armour, Inc., Class A	894,891	6,130,003

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Under Armour, Inc., Class C	2,557,822	$16,446,795
*	Unifi, Inc.	23,146	155,541
*	Universal Technical Institute, Inc.	432,978	3,779,898
#*	Urban Outfitters, Inc.	1,641,488	56,828,315
*	Vera Bradley, Inc.	441	3,228
#*	Vista Outdoor, Inc.	796,327	20,003,734
#*	VOXX International Corp.	134,934	1,237,345
	Weyco Group, Inc.	121,069	3,501,315
#	Winnebago Industries, Inc.	477,230	27,655,478
#*	Zumiez, Inc.	447,609	7,354,216

TOTAL CONSUMER DISCRETIONARY			1,984,829,153

CONSUMER STAPLES — (4.5%)
#	Alico, Inc.	26,097	637,811
	Andersons, Inc.	827,888	41,502,025
#*	Bridgford Foods Corp.	13,817	144,249
	Cal-Maine Foods, Inc.	381,871	17,302,575
#*	Central Garden & Pet Co.	178,693	7,796,376
*	Central Garden & Pet Co., Class A	635,259	25,213,430
#*	Duckhorn Portfolio, Inc.	476,352	4,968,351
#	Edgewell Personal Care Co.	908,272	31,698,693
	Fresh Del Monte Produce, Inc.	1,254,280	31,357,000
*	Hostess Brands, Inc.	2,723,889	90,977,893
#*††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	348,342	27,943,995
	Ingredion, Inc.	586,448	54,879,804
*	Lifeway Foods, Inc.	4,902	52,304
#	Limoneira Co.	83,286	1,190,157
#*	Mission Produce, Inc.	136,555	1,284,982
*	Natural Alternatives International, Inc.	152,342	921,669
	Natural Grocers by Vitamin Cottage, Inc., Class C	319,740	4,019,132
*	Nature’s Sunshine Products, Inc.	53,603	959,494
	Oil-Dri Corp. of America	92,704	5,310,085
*	Pilgrim’s Pride Corp.	953,351	24,310,450
*	Post Holdings, Inc.	401,875	32,262,525
	PriceSmart, Inc.	8,445	527,728
	Seaboard Corp.	17,124	60,053,012
#*	Seneca Foods Corp., Class A	152,986	8,360,685
*»	Seneca Foods Corp., Class B	24,020	1,299,482
	SpartanNash Co.	827,299	18,605,954
*	TreeHouse Foods, Inc.	825,427	34,412,052
#*	United Natural Foods, Inc.	720,983	10,511,932
#	Universal Corp.	636,102	28,624,590
#	Village Super Market, Inc., Class A	187,400	4,585,678
#	Weis Markets, Inc.	650,386	42,340,129
*	Willamette Valley Vineyards, Inc.	4,137	21,926

TOTAL CONSUMER STAPLES			614,076,168

ENERGY — (11.7%)
	Adams Resources & Energy, Inc.	106,269	3,383,605
#*	Amplify Energy Corp.	337,651	2,346,674
	Antero Midstream Corp.	1,682,790	20,765,629
	Archrock, Inc.	1,812,814	22,968,353
	Ardmore Shipping Corp.	659,226	8,761,114
	Barnwell Industries, Inc.	4,144	10,526
	Berry Corp.	1,180,807	9,859,738
*	Bristow Group, Inc.	298,857	7,812,122
	California Resources Corp.	624,174	32,825,311

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Callon Petroleum Co.	965,875	$36,075,431
#	Chord Energy Corp.	50,902	8,415,119
#	Civitas Resources, Inc.	605,159	45,647,143
#*	Clean Energy Fuels Corp.	1,977,987	6,903,175
#*	CNX Resources Corp.	4,193,703	91,087,229
#	Comstock Resources, Inc.	854,077	10,761,370
	CONSOL Energy, Inc.	541,074	49,719,290
	Delek U.S. Holdings, Inc.	754,902	19,891,668
	DHT Holdings, Inc.	4,207,147	46,783,475
*	DMC Global, Inc.	100,152	1,897,880
	Dorian LPG Ltd.	1,015,469	32,464,544
#*	Dril-Quip, Inc.	520,560	11,275,330
#*	DT Midstream, Inc.	1,059,150	57,162,325
*	Earthstone Energy, Inc., Class A	426,421	9,027,333
#	Epsilon Energy Ltd.	97,593	557,256
*	Expro Group Holdings NV	207,027	3,260,675
*	Forum Energy Technologies, Inc.	62,246	1,355,095
*	Geospace Technologies Corp.	87,432	1,048,310
#*	Gulf Island Fabrication, Inc.	3,556	14,011
*	Gulfport Energy Corp.	64,104	7,923,895
#*	Hallador Energy Co.	196,023	2,740,402
*	Helix Energy Solutions Group, Inc.	2,365,148	23,178,450
#	Helmerich & Payne, Inc.	1,575,064	62,325,282
#	International Seaways, Inc.	761,485	36,619,814
	Liberty Energy, Inc.	2,089,500	41,163,150
#*	Mammoth Energy Services, Inc.	69,891	283,059
	Matador Resources Co.	395,163	24,377,605
	Mexco Energy Corp.	4,558	58,154
	Murphy Oil Corp.	2,271,281	101,912,378
	NACCO Industries, Inc., Class A	147,812	5,106,905
*	Natural Gas Services Group, Inc.	190,151	2,791,417
*	Newpark Resources, Inc.	1,317,253	9,115,391
	Noble Corp. PLC	22,345	1,043,288
#	Nordic American Tankers Ltd.	1,102,378	5,059,915
	NOV, Inc.	501,417	10,008,283
*	Oil States International, Inc.	976,010	7,085,833
#*	Overseas Shipholding Group, Inc., Class A	1,393,140	6,812,455
#*	Par Pacific Holdings, Inc.	2,945	96,655
	Patterson-UTI Energy, Inc.	2,635,427	33,469,923
	PBF Energy, Inc., Class A	1,937,224	92,076,257
#	Peabody Energy Corp.	2,016,899	47,578,647
#	Permian Resources Corp.	2,332,006	33,977,327
#	PHX Minerals, Inc.	218,207	754,996
#*	PrimeEnergy Resources Corp.	617	65,970
*	ProPetro Holding Corp.	1,756,831	18,411,589
#	Range Resources Corp.	133,437	4,782,382
	Ranger Energy Services, Inc.	173,181	2,010,631
*	REX American Resources Corp.	456,257	17,342,329
#	Riley Exploration Permian, Inc.	2,071	65,547
#	RPC, Inc.	1,112,587	9,256,724
	SandRidge Energy, Inc.	151,692	2,404,318
	Scorpio Tankers, Inc.	995,527	55,898,841
*	SEACOR Marine Holdings, Inc.	64,496	893,915
*	Seadrill Ltd.	198,161	7,831,323
	Select Water Solutions, Inc., Class A	1,233,660	9,178,430
	SFL Corp. Ltd.	2,124,732	23,074,589
*	SilverBow Resources, Inc.	145,482	4,960,936
	SM Energy Co.	714,218	28,797,270
#*	Smart Sand, Inc.	6,476	13,405

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Solaris Oilfield Infrastructure, Inc., Class A	250,045	$2,310,416
*	Southwestern Energy Co.	8,134,083	57,996,012
*	Talos Energy, Inc.	1,752,481	27,163,455
	TechnipFMC PLC	3,148,191	67,749,070
*	Teekay Corp.	1,335,773	9,390,484
	Teekay Tankers Ltd., Class A	460,748	22,899,176
#*	Transocean Ltd.	11,182,191	74,026,104
#*	U.S. Silica Holdings, Inc.	1,202,294	14,511,689
#*	Vital Energy, Inc.	107,133	5,360,935
	World Kinect Corp.	866,351	16,027,493

TOTAL ENERGY			1,580,062,245

FINANCIALS — (23.0%)
	1st Source Corp.	323,967	14,779,375
	ACNB Corp.	29,728	1,022,940
*	Affinity Bancshares, Inc.	1,447	21,488
#	Alerus Financial Corp.	19,537	338,185
	Amalgamated Financial Corp.	56,411	1,028,937
*	Ambac Financial Group, Inc.	449,098	5,447,559
	Amerant Bancorp, Inc.	37,691	687,107
*	American Equity Investment Life Holding Co.	2,039,490	108,011,390
	American National Bankshares, Inc.	48,542	1,852,363
	Ameris Bancorp	957,778	35,725,119
	AmeriServ Financial, Inc.	324,794	828,225
#	Argo Group International Holdings Ltd.	446,430	13,321,471
	Associated Banc-Corp.	3,483,976	56,475,251
	Associated Capital Group, Inc., Class A	19,371	651,640
	Assured Guaranty Ltd.	1,301,830	81,234,192
#	Atlantic American Corp.	196,322	333,747
#	Atlantic Union Bankshares Corp.	1,300,952	37,480,427
	Axis Capital Holdings Ltd.	695,371	39,705,684
#	Banc of California, Inc.	714,275	8,007,023
#	Bank of Marin Bancorp	149,490	2,511,432
#	Bank OZK	1,968,405	70,488,583
	BankFinancial Corp.	178,818	1,502,071
	BankUnited, Inc.	456,867	9,964,269
	Bankwell Financial Group, Inc.	24,293	594,450
	Banner Corp.	441,475	18,634,660
	Bar Harbor Bankshares	187,843	4,699,832
	BayCom Corp.	123,877	2,452,765
	BCB Bancorp, Inc.	132,878	1,365,986
	Berkshire Hills Bancorp, Inc.	537,896	10,548,141
#*	Blue Foundry Bancorp	109,577	827,306
#	Blue Ridge Bankshares, Inc.	11,689	36,820
	BOK Financial Corp.	121,878	7,985,447
#	Bread Financial Holdings, Inc.	728,394	19,688,490
*	Bridgewater Bancshares, Inc.	24,313	234,134
*	Brighthouse Financial, Inc.	1,075,120	48,702,936
	Brookline Bancorp, Inc.	1,046,512	8,518,608
	Business First Bancshares, Inc.	75,970	1,484,454
	Byline Bancorp, Inc.	371,197	7,041,607
	C&F Financial Corp.	56,603	2,980,714
#	Cadence Bank	2,102,648	44,534,085
#*	California BanCorp.	1,966	40,244
#*»	California First Leasing Corp.	40,104	671,742
#	Cambridge Bancorp	33,426	1,795,310
	Camden National Corp.	115,870	3,378,769
*	Cannae Holdings, Inc.	55,464	906,836
	Capital City Bank Group, Inc.	47,380	1,353,647

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Capitol Federal Financial, Inc.	268,134	$1,394,297
#	Capstar Financial Holdings, Inc.	118,721	1,802,185
#*	Carter Bankshares, Inc.	91,516	1,030,470
#	Cathay General Bancorp	606,491	20,566,110
#	CB Financial Services, Inc.	1,113	23,507
*»	CCUR Holdings, Inc.	53	161,650
	Central Pacific Financial Corp.	163,110	2,573,876
#	Central Valley Community Bancorp	126,351	1,992,555
	Chemung Financial Corp.	6,266	258,660
#	ChoiceOne Financial Services, Inc.	701	13,228
#	Citizens Community Bancorp, Inc.	45,363	400,102
	Civista Bancshares, Inc.	174,687	2,546,936
#	CNB Financial Corp.	140,769	2,559,180
	Codorus Valley Bancorp, Inc.	81,180	1,592,752
	Colony Bankcorp, Inc.	65,782	654,531
	Columbia Banking System, Inc.	518,606	10,200,980
	Comerica, Inc.	110,963	4,371,942
	Community Trust Bancorp, Inc.	120,896	4,540,854
#	Community West Bancshares	31,371	395,588
	ConnectOne Bancorp, Inc.	558,027	9,090,260
#*	Consumer Portfolio Services, Inc.	382,707	3,540,040
*	CrossFirst Bankshares, Inc.	302,161	3,196,863
#*	Customers Bancorp, Inc.	547,623	22,019,921
	Dime Community Bancshares, Inc.	197,245	3,627,336
	Donegal Group, Inc., Class A	413,710	5,841,585
	Donegal Group, Inc., Class B	54,141	709,789
	Eagle Bancorp Montana, Inc.	8,202	95,881
#	Eagle Bancorp, Inc.	23,928	466,117
	Eastern Bankshares, Inc.	730,047	8,037,817
	Employers Holdings, Inc.	556,638	21,152,244
	Enact Holdings, Inc.	163,677	4,510,938
#*	Encore Capital Group, Inc.	431,033	16,241,323
*	Enova International, Inc.	290,518	11,585,858
*	Enstar Group Ltd.	117,586	27,864,354
	Enterprise Financial Services Corp.	153,377	5,332,918
	Equity Bancshares, Inc., Class A	54,197	1,311,567
	ESSA Bancorp, Inc.	174,964	2,913,151
	Essent Group Ltd.	648,641	30,641,801
#	Evans Bancorp, Inc.	10,591	261,810
#*	EZCORP, Inc., Class A	1,129,558	9,262,376
#	Farmers & Merchants Bancorp, Inc.	4,038	70,342
	FB Financial Corp.	92,001	2,702,069
	Financial Institutions, Inc.	200,782	3,180,387
*	Finwise Bancorp	1,185	10,073
	First American Financial Corp.	209,571	10,780,332
#	First Bancorp	170,101	4,936,331
#	First Bancshares, Inc.	155,941	3,776,891
#	First Bank	125,906	1,392,520
#	First Busey Corp.	865,559	17,190,002
	First Business Financial Services, Inc.	137,110	4,209,277
#	First Commonwealth Financial Corp.	1,113,385	13,561,029
	First Community Bankshares, Inc.	67,964	2,219,025
	First Community Corp.	4,450	78,765
#	First Financial Bancorp	1,616,452	29,904,362
	First Financial Corp.	162,848	5,603,600
#	First Financial Northwest, Inc.	257,701	2,793,479
	First Hawaiian, Inc.	641,835	11,508,102
	First Internet Bancorp	46,936	768,342
	First Interstate BancSystem, Inc., Class A	394,750	9,106,882

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Merchants Corp.	496,462	$13,558,377
#	First Mid Bancshares, Inc.	50,489	1,379,359
	First Northwest Bancorp	135,012	1,753,806
#	First of Long Island Corp.	191,851	2,060,480
#	First Savings Financial Group, Inc.	742	10,982
	First United Corp.	97,412	1,595,609
*	First Western Financial, Inc.	7,050	94,258
	Flushing Financial Corp.	417,355	5,150,161
#	FNB Corp.	8,069,732	86,265,435
#	Franklin Financial Services Corp.	6,905	220,960
	FS Bancorp, Inc.	51,772	1,494,658
	Fulton Financial Corp.	3,671,094	47,687,511
#*	FVCBankcorp, Inc.	8,104	88,496
*	Genworth Financial, Inc., Class A	8,346,839	49,997,566
	Great Southern Bancorp, Inc.	48,032	2,388,151
*	Green Dot Corp., Class A	672,585	7,519,500
#*	Greenlight Capital Re Ltd., Class A	478,216	5,332,108
	Hancock Whitney Corp.	1,145,467	39,438,429
	Hanmi Financial Corp.	433,515	6,364,000
	HarborOne Bancorp, Inc.	94,239	927,312
#	Hawthorn Bancshares, Inc.	47,042	820,883
	Heartland Financial USA, Inc.	74,477	2,040,670
#	Hennessy Advisors, Inc.	40	264
	Heritage Commerce Corp.	321,212	2,627,514
	Heritage Financial Corp.	33,138	539,155
*	Heritage Insurance Holdings, Inc.	109,738	648,552
	Hilltop Holdings, Inc.	1,127,969	31,154,504
	HMN Financial, Inc.	98,222	1,787,640
	Home Bancorp, Inc.	89,080	3,052,772
	HomeTrust Bancshares, Inc.	217,195	4,476,389
	Hope Bancorp, Inc.	676,088	5,922,531
	Horace Mann Educators Corp.	543,402	17,242,145
#	Horizon Bancorp, Inc.	63,117	598,980
	Independent Bank Corp.	89,217	1,779,879
	Independent Bank Group, Inc.	100,355	3,547,549
	International Bancshares Corp.	903,254	39,589,623
	Invesco Ltd.	3,140,405	40,731,053
	Investar Holding Corp.	20,243	191,904
	Investors Title Co.	1,227	176,455
#	Jackson Financial, Inc., Class A	1,200,996	44,088,563
	Janus Henderson Group PLC	1,883,550	43,453,498
	Jefferies Financial Group, Inc.	181,722	5,847,814
	Kearny Financial Corp.	1,171,351	8,129,176
	Lakeland Bancorp, Inc.	907,469	10,236,250
#	Landmark Bancorp, Inc.	53,119	886,556
#	LCNB Corp.	112,724	1,577,009
*	LendingClub Corp.	981,426	5,093,601
	Luther Burbank Corp.	197,119	1,604,549
	Magyar Bancorp, Inc.	45,251	407,259
#*	Maiden Holdings Ltd.	34,681	56,877
#	MainStreet Bancshares, Inc.	15,862	305,819
#*	MBIA, Inc.	117,416	807,822
	Mercantile Bank Corp.	351,627	11,582,593
#	Merchants Bancorp	28,795	860,683
	Meridian Corp.	26,608	266,080
	MGIC Investment Corp.	4,553,567	76,682,068
	Mid Penn Bancorp, Inc.	12,896	245,798
#	Middlefield Banc Corp.	11,709	298,579
	Midland States Bancorp, Inc.	377,924	8,246,302

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*††	Midwest Banc Holdings, Inc.	1,629	$0
	MidWestOne Financial Group, Inc.	93,778	1,868,058
*	Mr Cooper Group, Inc.	442,457	25,012,094
	National Bank Holdings Corp., Class A	34,983	1,090,770
	National Western Life Group, Inc., Class A	75,636	36,222,080
	Navient Corp.	3,136,598	49,903,274
#	NBT Bancorp, Inc.	23,765	795,415
	Nelnet, Inc., Class A	696,237	59,047,860
	New York Community Bancorp, Inc.	8,439,224	80,003,844
#*	Nicholas Financial, Inc.	139,827	657,187
#	Nicolet Bankshares, Inc.	46,510	3,386,858
*	NMI Holdings, Inc., Class A	672,860	18,402,721
	Northeast Bank	87,345	4,169,850
#	Northeast Community Bancorp, Inc.	20,633	314,447
	Northfield Bancorp, Inc.	705,689	6,068,925
	Northrim BanCorp, Inc.	169,650	7,076,101
	Northwest Bancshares, Inc.	2,033,474	21,188,799
	OceanFirst Financial Corp.	618,631	7,831,868
#*	Ocwen Financial Corp.	64,467	1,549,787
	OFG Bancorp	1,027,473	30,433,750
	Old National Bancorp	4,171,537	57,150,057
	OP Bancorp	96,605	816,312
	Oppenheimer Holdings, Inc., Class A	152,133	5,335,304
*	OptimumBank Holdings, Inc.	1,253	3,959
#	Origin Bancorp, Inc.	67,149	1,986,939
	Orrstown Financial Services, Inc.	108,461	2,289,612
	Pacific Premier Bancorp, Inc.	898,553	17,072,507
#	Parke Bancorp, Inc.	73,955	1,245,402
#	PCB Bancorp	100,579	1,546,905
	Peapack-Gladstone Financial Corp.	274,256	6,409,363
#	Penns Woods Bancorp, Inc.	43,832	923,979
	PennyMac Financial Services, Inc.	722,755	48,569,136
	Peoples Bancorp of North Carolina, Inc.	4,608	103,680
	Peoples Bancorp, Inc.	685,992	18,919,659
	Peoples Financial Services Corp.	40,925	1,604,669
	Pinnacle Financial Partners, Inc.	203,322	12,679,160
*	Ponce Financial Group, Inc.	1,783	13,872
	Popular, Inc.	1,165,993	75,836,185
*	PRA Group, Inc.	83,274	1,025,103
	Premier Financial Corp.	580,956	10,079,587
	Primis Financial Corp.	208,601	1,952,505
#	Princeton Bancorp, Inc.	24,208	726,240
	ProAssurance Corp.	752,254	12,788,318
	Prosperity Bancshares, Inc.	722,535	39,407,059
	Provident Financial Holdings, Inc.	174,400	2,084,080
#	Provident Financial Services, Inc.	1,972,369	27,711,784
	QCR Holdings, Inc.	124,745	5,919,150
#	Radian Group, Inc.	1,590,600	40,305,804
	RBB Bancorp	40,262	465,831
	Regional Management Corp.	193,310	4,805,687
	Renasant Corp.	861,013	21,000,107
#*	Repay Holdings Corp.	163,455	979,095
#	Republic Bancorp, Inc., Class A	175,533	7,756,803
	Richmond Mutual BanCorp, Inc.	7,448	73,065
	Riverview Bancorp, Inc.	501,623	2,683,683
	S&T Bancorp, Inc.	559,976	14,424,982
	Sandy Spring Bancorp, Inc.	325,304	6,652,467
	SB Financial Group, Inc.	57,739	806,614
#	Seacoast Banking Corp. of Florida	141,614	2,862,019

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Security National Financial Corp., Class A	81,793	$565,190
	Shore Bancshares, Inc.	54,330	557,426
#	Sierra Bancorp	329,218	5,794,237
	Simmons First National Corp., Class A	1,203,148	17,096,733
*	SiriusPoint Ltd.	770,796	7,592,341
	SmartFinancial, Inc.	141,376	2,947,690
	South Plains Financial, Inc.	10,869	291,507
#*	Southern First Bancshares, Inc.	2,900	78,300
	Southern Missouri Bancorp, Inc.	2,183	88,302
#	SouthState Corp.	295,466	19,530,303
#	Stellar Bancorp, Inc.	291,167	6,329,971
#*	Sterling Bancorp, Inc.	137,848	763,678
#	Stewart Information Services Corp.	402,801	17,590,320
	Summit Financial Group, Inc.	35,400	761,100
#	Summit State Bank	10,197	130,012
*	SWK Holdings Corp.	2,921	47,145
	Synovus Financial Corp.	802,419	20,919,063
	Territorial Bancorp, Inc.	104,900	809,828
*	Texas Capital Bancshares, Inc.	820,623	45,183,502
*	Third Coast Bancshares, Inc.	58,846	912,701
	Timberland Bancorp, Inc.	137,085	3,864,426
	Tiptree, Inc.	718,311	10,853,679
	Towne Bank	882,578	21,128,917
	TriCo Bancshares	5,945	192,321
	TrustCo Bank Corp.	252,773	6,453,295
	Trustmark Corp.	655,861	13,189,365
	UMB Financial Corp.	15,091	946,508
*»	Unico American Corp.	99,017	208
	United Bancshares, Inc.	16,890	291,690
	United Bankshares, Inc.	1,458,161	41,470,099
#	United Community Banks, Inc.	276,551	6,109,012
	United Fire Group, Inc.	256,146	5,158,780
	United Security Bancshares	271,645	2,110,682
	Unity Bancorp, Inc.	56,843	1,367,643
	Universal Insurance Holdings, Inc.	14,446	226,224
	Univest Financial Corp.	301,034	5,015,226
	Unum Group	778,937	38,090,019
#	Valley National Bancorp	7,317,366	56,929,107
#*	Velocity Financial, Inc.	9,851	113,779
	Veritex Holdings, Inc.	227,952	3,925,333
	WaFd, Inc.	1,655,519	40,858,209
	Washington Trust Bancorp, Inc.	7,307	169,449
#	Waterstone Financial, Inc.	286,798	3,097,418
	Webster Financial Corp.	143,998	5,467,604
	WesBanco, Inc.	1,136,626	27,722,308
	Western Alliance Bancorp	213,148	8,760,383
	Western New England Bancorp, Inc.	437,503	3,136,897
	Westwood Holdings Group, Inc.	2,687	24,425
	White Mountains Insurance Group Ltd.	43,400	62,094,550
#	William Penn Bancorp	23,209	282,686
	Wintrust Financial Corp.	571,849	42,711,402
	WSFS Financial Corp.	658,647	23,316,104
	WVS Financial Corp.	1,740	21,315
	Zions Bancorp NA	238,119	7,345,971

TOTAL FINANCIALS			3,101,877,893

HEALTH CARE — (3.8%)
*	Acadia Healthcare Co., Inc.	853,025	62,705,868
*	American Shared Hospital Services	118,315	276,869

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	AngioDynamics, Inc.	363,046	$2,250,885
*	Anika Therapeutics, Inc.	61,038	1,190,241
*	Avanos Medical, Inc.	576,181	10,578,683
#*	Azenta, Inc.	560,757	25,486,406
#*	Brookdale Senior Living, Inc.	1,465,838	5,731,426
*	Computer Programs & Systems, Inc.	13,731	193,470
*	Cross Country Healthcare, Inc.	231,481	5,361,100
*	Cullinan Oncology, Inc.	87,616	817,457
#*††	Curative Health Services, Inc.	347,123	0
#*	Definitive Healthcare Corp., Class A	20,314	117,009
*	Elanco Animal Health, Inc.	5,112,281	45,039,196
#*	Enhabit, Inc.	159,144	1,172,891
*	Enovis Corp.	859,252	39,439,667
*	Envista Holdings Corp.	877,636	20,422,590
*	FONAR Corp.	94,951	1,286,586
#*	Fulgent Genetics, Inc.	387,237	9,270,454
*	Harvard Bioscience, Inc.	11,600	50,924
	HealthStream, Inc.	40,222	1,021,639
#*	ICU Medical, Inc.	32,772	3,213,622
*	ImmuCell Corp.	30,754	155,308
#*	Innoviva, Inc.	992,261	12,313,959
*	Integer Holdings Corp.	517,087	41,971,952
#*	Ironwood Pharmaceuticals, Inc.	81,365	729,844
#*	Kewaunee Scientific Corp.	65,931	1,173,572
*	LENSAR, Inc.	103,227	221,938
#*	Ligand Pharmaceuticals, Inc.	73,751	3,856,440
	National HealthCare Corp.	223,660	15,065,738
#*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc.	2,029	0
*»	OmniAb, Inc.	2,029	0
*	OraSure Technologies, Inc.	748,706	3,863,323
#*	Owens & Minor, Inc.	416,273	5,965,192
#*††	PDL BioPharma, Inc.	1,226,353	1,974,428
#*	Pediatrix Medical Group, Inc.	1,112,878	12,753,582
	Perrigo Co. PLC	1,759,613	48,635,703
	Premier, Inc., Class A	324,215	6,231,412
#*	Prestige Consumer Healthcare, Inc.	1,027,868	61,014,244
*	QuidelOrtho Corp.	81,393	4,971,484
*	Supernus Pharmaceuticals, Inc.	108,546	2,588,822
*	Taro Pharmaceutical Industries Ltd.	23,740	806,210
*††	U.S. Diagnostic, Inc.	3	0
*	Vanda Pharmaceuticals, Inc.	175,873	770,324
#*	Varex Imaging Corp.	432,802	7,812,076
*	Veracyte, Inc.	594,082	12,309,379
#*	Veradigm, Inc.	2,491,484	32,862,674
*	Voyager Therapeutics, Inc.	87,219	573,029
#*	Zimvie, Inc.	208,382	1,471,177

TOTAL HEALTH CARE			515,718,793

INDUSTRIALS — (18.9%)
*	AAR Corp.	847,866	50,329,326
	ABM Industries, Inc.	1,382,037	54,369,336
	ACCO Brands Corp.	1,527,415	7,728,720
	Acme United Corp.	26,706	894,651
	Air Lease Corp.	2,041,374	70,692,782
*	Air Transport Services Group, Inc.	965,083	18,886,674
*	Alaska Air Group, Inc.	1,442,344	45,621,341
*	Alight, Inc., Class A	3,584,579	23,801,605
	Allegiant Travel Co.	179,132	11,933,774

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	American Woodmark Corp.	260,863	$17,537,820
	Apogee Enterprises, Inc.	91,952	3,946,580
	ARC Document Solutions, Inc.	481,418	1,338,342
#	ArcBest Corp.	533,302	58,065,922
	Arcosa, Inc.	750,147	51,812,653
	Argan, Inc.	61,549	2,815,251
*	ASGN, Inc.	179,670	14,995,258
	Astec Industries, Inc.	342,584	13,717,063
*	Astronics Corp.	45,760	701,501
*	Asure Software, Inc.	77,972	659,643
*	Avalon Holdings Corp., Class A	10,149	20,197
*	AZEK Co., Inc.	293,241	7,682,914
	AZZ, Inc.	213,812	10,106,893
	Barnes Group, Inc.	1,083,215	22,520,040
*	Beacon Roofing Supply, Inc.	813,566	57,901,492
	BGSF, Inc.	24,005	222,526
*	BlueLinx Holdings, Inc.	133,682	9,506,127
	Boise Cascade Co.	651,886	61,114,313
*	BrightView Holdings, Inc.	510,243	3,439,038
*	CBIZ, Inc.	269,706	14,013,924
*	CECO Environmental Corp.	582,857	9,430,626
	Chicago Rivet & Machine Co.	27,374	480,414
	Civeo Corp.	41,923	838,460
#*	Clarivate PLC	367,535	2,344,873
	Columbus McKinnon Corp.	453,399	13,860,407
*	Commercial Vehicle Group, Inc.	108,551	756,600
#	CompX International, Inc.	69,865	1,314,859
#	Concentrix Corp.	23,973	1,826,982
*	Concrete Pumping Holdings, Inc.	299,238	2,103,643
*	Conduent, Inc.	1,053,502	3,360,671
#	Costamare, Inc.	1,941,676	17,533,334
	Covenant Logistics Group, Inc.	204,334	8,068,128
*»	CPI Aerostructures, Inc.	39,198	118,417
	CRA International, Inc.	51,915	5,041,466
*	Custom Truck One Source, Inc.	219,752	1,267,969
#	Deluxe Corp.	458,573	7,818,670
#*	Distribution Solutions Group, Inc.	107,922	3,253,848
*	DLH Holdings Corp.	24,795	339,196
*	Ducommun, Inc.	298,256	14,268,567
	Dun & Bradstreet Holdings, Inc.	2,301,597	20,161,990
#*	DXP Enterprises, Inc.	241,645	7,877,627
#	Eagle Bulk Shipping, Inc.	175,112	7,144,570
#	Eastern Co.	102,896	1,672,060
#	Encore Wire Corp.	444,698	79,525,343
	EnerSys	250,208	21,412,801
	Eneti, Inc.	198,728	2,017,089
	Ennis, Inc.	664,425	14,192,118
	EnPro Industries, Inc.	370,987	41,201,816
*	Enviri Corp.	1,098,643	6,306,211
	Esab Corp.	595,016	37,664,513
#	ESCO Technologies, Inc.	239,179	23,252,982
#	First Advantage Corp.	732,111	9,524,764
	FTAI Infrastructure, Inc.	55,313	169,258
*	Gates Industrial Corp. PLC	3,879,040	42,359,117
	GATX Corp.	763,323	79,828,319
#	Genco Shipping & Trading Ltd.	668,251	8,800,866
*	Gencor Industries, Inc.	190,007	2,698,099
*	Gibraltar Industries, Inc.	271,485	16,522,577
*	GMS, Inc.	715,750	41,857,060

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Graham Corp.	76,220	$1,188,270
#	Granite Construction, Inc.	478,801	19,381,864
*	Great Lakes Dredge & Dock Corp.	981,706	7,460,966
#	Greenbrier Cos., Inc.	701,273	24,257,033
#	Heartland Express, Inc.	575,038	6,704,943
	Heidrick & Struggles International, Inc.	266,369	6,483,421
#*	Hertz Global Holdings, Inc.	769,869	6,489,996
	Hillenbrand, Inc.	34,174	1,299,637
#*	Hillman Solutions Corp.	735,319	4,823,693
#*	HireRight Holdings Corp.	138,847	1,278,781
#	HNI Corp.	144,902	5,026,650
*	Hub Group, Inc., Class A	778,349	53,511,494
	Hurco Cos., Inc.	127,315	2,546,300
*	Huron Consulting Group, Inc.	235,175	23,366,988
	Hyster-Yale Materials Handling, Inc.	16,913	676,689
	ICF International, Inc.	309,167	39,180,734
*	IES Holdings, Inc.	26,588	1,654,571
	Insteel Industries, Inc.	177,398	4,951,178
	Interface, Inc.	441,687	3,926,597
*	JELD-WEN Holding, Inc.	489,865	5,550,170
#*	JetBlue Airways Corp.	1,092,258	4,106,890
	Kaman Corp.	239,834	4,463,311
	Kelly Services, Inc., Class A	807,102	14,406,771
#	Kennametal, Inc.	583,689	13,489,053
*	Kirby Corp.	819,344	61,204,997
	Korn Ferry	757,895	34,499,380
*	Kratos Defense & Security Solutions, Inc.	118,034	2,012,480
*	L B Foster Co., Class A	172,105	3,376,700
*	Limbach Holdings, Inc.	88,993	2,651,991
*	LS Starrett Co., Class A	51,748	521,102
	LSI Industries, Inc.	210,173	3,127,374
*	Manitowoc Co., Inc.	534,717	6,844,378
	ManpowerGroup, Inc.	484,207	33,879,964
	Marten Transport Ltd.	1,738,102	30,555,833
*	Masterbrand, Inc.	423,080	4,700,419
	Matson, Inc.	559,717	48,723,365
	Matthews International Corp., Class A	301,701	10,692,283
#*	Mayville Engineering Co., Inc.	20,966	253,479
	McGrath RentCorp	139,439	14,027,563
	MDU Resources Group, Inc.	1,259,031	23,430,567
#*	Mercury Systems, Inc.	101,180	3,640,456
	Miller Industries, Inc.	301,637	10,970,538
#	MillerKnoll, Inc.	606,243	14,246,711
#*	Mistras Group, Inc.	278,455	1,523,149
	Moog, Inc., Class A	163,480	18,971,854
*	MRC Global, Inc.	297,213	3,123,709
	Mueller Industries, Inc.	81,540	3,074,873
*	MYR Group, Inc.	92,912	10,761,997
#	National Presto Industries, Inc.	48,033	3,590,467
	NL Industries, Inc.	803,135	3,999,612
#*	Northwest Pipe Co.	179,380	4,889,899
*	NOW, Inc.	1,147,708	12,647,742
	nVent Electric PLC	644,520	31,020,748
*	OPENLANE, Inc.	1,632,564	21,925,335
*	Orion Group Holdings, Inc.	360,994	1,732,771
	Oshkosh Corp.	161,957	14,208,488
	P&F Industries, Inc., Class A	17,337	220,873
*	PAM Transportation Services, Inc.	360,028	6,217,684
	Pangaea Logistics Solutions Ltd.	408,754	2,366,686

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Park-Ohio Holdings Corp.	175,218	$3,973,944
*	Patriot Transportation Holding, Inc.	2,456	18,862
*	Perma-Pipe International Holdings, Inc.	181,198	1,197,719
*	PGT Innovations, Inc.	26,911	805,715
	Powell Industries, Inc.	129,323	9,912,608
	Preformed Line Products Co.	99,288	13,438,631
	Primoris Services Corp.	779,593	23,434,566
*	Quad/Graphics, Inc.	553,591	2,707,060
	Quanex Building Products Corp.	803,697	21,579,264
#*	Quest Resource Holding Corp.	13,629	98,810
*	Radiant Logistics, Inc.	579,041	3,393,180
*	Resideo Technologies, Inc.	2,252,587	32,617,460
	Resources Connection, Inc.	721,665	9,720,828
	REV Group, Inc.	473,340	6,740,362
	Rush Enterprises, Inc., Class A	1,423,809	50,659,124
#	Rush Enterprises, Inc., Class B	623,817	25,227,160
	Ryder System, Inc.	198,241	19,336,427
#	Schneider National, Inc., Class B	1,033,350	26,174,756
	Sensata Technologies Holding PLC	439,713	14,018,050
*	Servotronics, Inc.	15,025	149,874
*	SIFCO Industries, Inc.	49,091	214,528
*	SkyWest, Inc.	1,113,671	46,963,506
#	Spirit Airlines, Inc.	258,173	2,963,826
#	Standex International Corp.	49,035	7,039,955
	Steelcase, Inc., Class A	1,431,676	15,619,585
*	Stericycle, Inc.	468,307	19,312,981
#*	Sterling Check Corp.	130,852	1,462,925
*	Sterling Infrastructure, Inc.	28,340	2,064,569
*	Taylor Devices, Inc.	6,091	134,870
*	Team, Inc.	1,696	14,196
#	Textainer Group Holdings Ltd.	1,082,691	53,181,782
*	Thermon Group Holdings, Inc.	302,524	8,074,366
#	Timken Co.	54,444	3,763,169
#*	Titan International, Inc.	253,998	2,885,417
*	Titan Machinery, Inc.	564,617	14,025,086
#*	TPI Composites, Inc.	7,739	17,877
	Trinity Industries, Inc.	1,626,010	33,869,788
*	TrueBlue, Inc.	403,486	4,466,590
#*	Tutor Perini Corp.	429,439	3,096,255
*	Twin Disc, Inc.	66,654	915,826
	UFP Industries, Inc.	84,431	8,035,298
*	Ultralife Corp.	178,862	1,327,156
	UniFirst Corp.	112,454	18,490,811
#	Universal Logistics Holdings, Inc.	40,417	904,532
#*	V2X, Inc.	57,384	2,930,601
	Veritiv Corp.	172,759	29,267,102
*	Virco Mfg. Corp.	63,739	388,171
#	VSE Corp.	185,789	9,995,448
#	Wabash National Corp.	99,402	2,056,627
#	Werner Enterprises, Inc.	851,018	30,908,974
	WESCO International, Inc.	369,097	47,318,235
*	Willdan Group, Inc.	14,648	258,391
#*	Willis Lease Finance Corp.	237,125	10,594,745

TOTAL INDUSTRIALS			2,548,221,071

INFORMATION TECHNOLOGY — (6.8%)
*	Alithya Group, Inc., Class A	170,632	233,766
*	Alpha & Omega Semiconductor Ltd.	578,564	13,723,538
	Amkor Technology, Inc.	4,673,267	97,484,350

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Amtech Systems, Inc.	407,681	$2,921,034
*	Arrow Electronics, Inc.	65,004	7,372,104
#*	AstroNova, Inc.	178,090	2,418,462
*	Aviat Networks, Inc.	3,211	85,734
	Avnet, Inc.	2,029,837	94,042,348
#*	Aware, Inc.	437,186	480,905
*	AXT, Inc.	276,790	550,812
	Bel Fuse, Inc., Class A	16,404	849,235
	Bel Fuse, Inc., Class B	207,121	11,221,816
	Benchmark Electronics, Inc.	895,162	21,671,872
#*	Cleanspark, Inc.	1,832,860	7,514,726
*	Coherent Corp.	973,482	28,815,067
*	Cohu, Inc.	552,454	16,650,964
*	Computer Task Group, Inc.	69,249	718,805
	Comtech Telecommunications Corp.	301,925	3,683,485
	CSP, Inc.	116,461	2,428,212
#	CTS Corp.	2,676	100,109
*	Daktronics, Inc.	269,627	2,593,812
*	Digi International, Inc.	618,841	15,582,416
*»	Digital Turbine, Inc.	44,425	210,575
*	DXC Technology Co.	1,924,448	38,816,116
#*	Eastman Kodak Co.	260,840	970,325
#	Ebix, Inc.	524,428	3,193,767
*	ePlus, Inc.	208,139	13,008,687
	Frequency Electronics, Inc.	230,678	1,704,710
#*	Ichor Holdings Ltd.	314,290	7,624,675
#	Immersion Corp.	163,239	1,043,097
#*	Insight Enterprises, Inc.	392,466	56,240,378
#*	Intevac, Inc.	296,231	950,902
*	Key Tronic Corp.	235,708	898,047
*	Kimball Electronics, Inc.	723,310	18,950,722
*	Knowles Corp.	1,269,902	16,496,027
#	Kulicke & Soffa Industries, Inc.	31,794	1,322,948
*	KVH Industries, Inc.	208,984	978,045
*	Kyndryl Holdings, Inc.	2,315,116	33,870,147
*	Magnachip Semiconductor Corp.	164,488	1,215,566
	Methode Electronics, Inc.	108,370	2,478,422
#*	Mirion Technologies, Inc.	955,896	6,624,359
*	NETGEAR, Inc.	144,186	1,822,511
*	NetScout Systems, Inc.	1,651,033	36,042,050
*	Onto Innovation, Inc.	45,751	5,141,040
*	Optical Cable Corp.	117,105	307,986
	PC Connection, Inc.	662,879	35,517,057
	PCTEL, Inc.	158,608	1,086,465
*	Photronics, Inc.	1,178,861	21,643,888
*	Plexus Corp.	342,206	33,645,694
#*	Powerfleet, Inc.	38,359	70,964
#*	Ribbon Communications, Inc.	358,572	674,115
#	Richardson Electronics Ltd.	287,526	3,297,923
#*	Riot Platforms, Inc.	58,134	568,551
*	Sanmina Corp.	1,457,694	74,152,894
*	ScanSource, Inc.	375,889	11,427,026
#*††	Silicon Graphics, Inc.	289,563	0
*	SolarWinds Corp.	116,710	1,074,899
*	Stratasys Ltd.	85,943	874,040
#*††	Superior Telecom, Inc.	29,232	0
	Taitron Components, Inc., Class A	7,394	25,140
*	TransAct Technologies, Inc.	87,960	515,446
*	Trio-Tech International	51,061	347,725

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TTM Technologies, Inc.	2,416,906	$27,770,250
*	Ultra Clean Holdings, Inc.	373,113	8,902,476
#*	Viasat, Inc.	977,200	18,019,568
#	Vishay Intertechnology, Inc.	3,103,708	69,026,466
*	Vishay Precision Group, Inc.	288,783	8,640,387
	Xerox Holdings Corp.	1,933,921	24,831,546
*	Xperi, Inc.	318,408	2,703,284

TOTAL INFORMATION TECHNOLOGY			925,870,478

MATERIALS — (7.9%)
	AdvanSix, Inc.	435,342	11,993,672
#	Alpha Metallurgical Resources, Inc.	147,321	32,404,727
*	American Biltrite, Inc.	25	2,938
	American Vanguard Corp.	688,573	6,445,043
#*	Ampco-Pittsburgh Corp.	3,528	9,349
	Arch Resources, Inc.	147,651	22,270,200
#*	Ascent Industries Co.	57,972	484,066
	Ashland, Inc.	716,015	54,868,230
	Avient Corp.	600,066	18,974,087
	Caledonia Mining Corp. PLC	41,791	462,626
	Carpenter Technology Corp.	1,156,527	72,537,373
*	Clearwater Paper Corp.	248,356	8,396,916
#*	Coeur Mining, Inc.	883,290	2,217,058
	Commercial Metals Co.	2,208,986	93,418,018
*	Core Molding Technologies, Inc.	148,824	3,806,918
#*	Ecovyst, Inc.	1,328,416	12,221,427
	Element Solutions, Inc.	4,339,958	79,117,434
#*	Ferroglobe PLC	380,758	1,732,449
#	Flexible Solutions International, Inc.	3,203	6,374
	Fortitude Gold Corp.	45,330	267,447
	Friedman Industries, Inc.	178,693	1,726,174
#	FutureFuel Corp.	335,111	2,194,977
*	Glatfelter Corp.	4,999	8,648
	Greif, Inc., Class A	585,420	37,174,170
	Greif, Inc., Class B	27,770	1,778,946
	Hawkins, Inc.	35,355	2,030,438
	Haynes International, Inc.	321,849	13,847,553
	HB Fuller Co.	289,493	19,149,962
#	Hecla Mining Co.	9,920,626	40,376,948
	Huntsman Corp.	2,564,760	59,835,851
	Innospec, Inc.	47,843	4,688,614
#*	Intrepid Potash, Inc.	191,642	3,811,759
#	Kaiser Aluminum Corp.	77,425	4,397,740
*	Knife River Corp.	269,216	13,546,949
	Koppers Holdings, Inc.	230,121	8,415,525
#	Kronos Worldwide, Inc.	624,150	4,306,635
#*	Livent Corp.	112,794	1,645,665
*	LSB Industries, Inc.	86,451	787,569
	Materion Corp.	299,187	29,015,155
#	Mativ Holdings, Inc.	31,066	406,965
#	Mercer International, Inc.	720,819	5,723,303
	Minerals Technologies, Inc.	473,754	25,611,141
	Nexa Resources SA	89,763	537,680
*	O-I Glass, Inc.	1,296,527	20,031,342
#	Olympic Steel, Inc.	260,670	13,234,216
	Pactiv Evergreen, Inc.	300,686	2,591,913
	Ramaco Resources, Inc., Class A	112,110	1,320,656
	Ramaco Resources, Inc., Class B	5,650	70,682
*	Ranpak Holdings Corp.	215,868	682,143

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#*	Rayonier Advanced Materials, Inc.	568,031	$1,573,446
#††	Resolute Forest Products, Inc.	1,372,760	730,995
	Ryerson Holding Corp.	270,018	7,844,023
	Schnitzer Steel Industries, Inc., Class A	683,169	15,514,768
	Stepan Co.	96,998	7,255,450
*	Summit Materials, Inc., Class A	1,536,067	50,536,604
	SunCoke Energy, Inc.	2,166,785	20,606,125
*	TimkenSteel Corp.	845,253	17,183,994
	Tredegar Corp.	144,775	648,592
	TriMas Corp.	596,052	14,430,419
#	Tronox Holdings PLC	2,483,090	26,544,232
	U.S. Lime & Minerals, Inc.	1,311	259,565
	U.S. Steel Corp.	3,597,899	121,932,797
*	Universal Stainless & Alloy Products, Inc.	105,258	1,519,926
	Warrior Met Coal, Inc.	380,293	18,531,678
*»	Webco Industries, Inc.	5,731	1,002,925
	Worthington Industries, Inc.	284,506	17,531,260

TOTAL MATERIALS			1,064,232,470

REAL ESTATE — (0.9%)
#*	AMREP Corp.	8,698	145,170
#*	Cushman & Wakefield PLC	11,397	83,996
*	Forestar Group, Inc.	470,440	11,172,950
*	FRP Holdings, Inc.	79,126	4,256,188
*	Howard Hughes Holdings, Inc.	585,152	38,813,132
*	Jones Lang LaSalle, Inc.	191,035	24,437,197
#	Kennedy-Wilson Holdings, Inc.	1,188,299	15,293,408
#	Marcus & Millichap, Inc.	229,708	6,592,620
	Newmark Group, Inc., Class A	994,629	5,639,546
	RE/MAX Holdings, Inc., Class A	221,927	2,387,934
#*	Stratus Properties, Inc.	110,994	2,849,216
*	Tejon Ranch Co.	418,540	6,495,741

TOTAL REAL ESTATE			118,167,098

UTILITIES — (0.6%)
#	Brookfield Infrastructure Corp., Class A	2,491,165	64,172,410
	Genie Energy Ltd., Class B	99,300	1,970,112
	New Jersey Resources Corp.	311,893	12,656,618
#	Ormat Technologies, Inc.	903	55,571

TOTAL UTILITIES			78,854,711

TOTAL COMMON STOCKS			12,799,816,603

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	9,448	204,833

CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	13,091	311,566

INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	186,460	4,971,023

TOTAL PREFERRED STOCKS			5,487,422

TOTAL INVESTMENT SECURITIES (Cost $9,555,555,088)			12,805,304,025

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 5.300%	114,712,989	$114,712,989

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	50,591,078	585,187,004

TOTAL INVESTMENTS — (100.0%) (Cost $10,255,463,669)		$13,505,204,018

As of October 31, 2023, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	529	12/15/23	$113,714,344	$111,414,013	$(2,300,331)

Total Futures Contracts			$113,714,344	$111,414,013	$(2,300,331)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$267,906,523	—	—		$267,906,523
Consumer Discretionary	1,984,514,792	$314,361	—		1,984,829,153
Consumer Staples	612,776,686	1,299,482	—		614,076,168
Energy	1,580,062,245	—	—		1,580,062,245
Financials	3,101,044,293	833,600	—		3,101,877,893
Health Care	513,744,365	—	$1,974,428		515,718,793
Industrials	2,548,102,654	118,417	—		2,548,221,071
Information Technology	925,659,903	210,575	—		925,870,478
Materials	1,062,498,550	1,002,925	730,995		1,064,232,470
Real Estate	118,167,098	—	—		118,167,098
Utilities	78,854,711	—	—		78,854,711
Preferred Stocks
Communication Services	204,833	—	—		204,833
Consumer Discretionary	311,566	—	—		311,566
Industrials	4,971,023	—	—		4,971,023
Temporary Cash Investments	114,712,989	—	—		114,712,989
Securities Lending Collateral	—	585,187,004	—		585,187,004
Futures Contracts**	(2,300,331)	—	—		(2,300,331)

TOTAL	$12,911,231,900	$588,966,364	$2,705,423	^	$13,502,903,687

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (7.3%)
#*††	Akazoo SA	1,631	$0
*	Alphabet, Inc., Class A	2,905,839	360,556,503
*	Alphabet, Inc., Class C	2,559,387	320,691,191
*	Altice USA, Inc., Class A	191,450	553,291
#*	AMC Networks, Inc., Class A	23,806	280,911
*	Angi, Inc.	73,469	118,285
*	Anterix, Inc.	19,903	606,842
	AT&T, Inc.	3,257,233	50,161,388
#	Atlanta Braves Holdings, Inc., Class A	15,003	568,764
*	Atlanta Braves Holdings, Inc., Class C	55,951	1,945,976
	ATN International, Inc.	53,852	1,666,719
*	Bandwidth, Inc., Class A	40,033	424,750
#*	Boston Omaha Corp., Class A	58,797	836,681
*	Bumble, Inc., Class A	180,114	2,420,732
#	Cable One, Inc.	10,240	5,630,669
*	Cardlytics, Inc.	25,685	318,237
*	Cargurus, Inc.	137,325	2,366,110
*	Cars.com, Inc.	166,237	2,531,790
*	Charter Communications, Inc., Class A	97,492	39,269,778
#*	Cinemark Holdings, Inc.	174,126	2,871,338
	Cogent Communications Holdings, Inc.	68,755	4,467,700
	Comcast Corp., Class A	4,154,485	171,538,686
*	Consolidated Communications Holdings, Inc.	169,647	707,428
*	Cumulus Media, Inc., Class A	16,489	74,365
*	Daily Journal Corp.	108	31,416
#	DallasNews Corp.	5,795	24,919
*	DHI Group, Inc.	775,296	2,124,311
#*	DISH Network Corp., Class A	266,793	1,307,286
*	EchoStar Corp., Class A	124,386	1,723,990
	Electronic Arts, Inc.	155,923	19,301,708
#*	Emerald Holding, Inc.	24,642	122,717
#	Endeavor Group Holdings, Inc., Class A	140,373	3,194,889
	Entravision Communications Corp., Class A	191,651	686,111
*	Eventbrite, Inc., Class A	39,628	328,120
#*	EverQuote, Inc., Class A	21,914	188,241
*	EW Scripps Co., Class A	255,153	1,395,687
*	FG Group Holdings, Inc.	13,352	18,691
	Fox Corp., Class A	157,984	4,801,134
	Fox Corp., Class B	61,900	1,727,629
#*	Frontier Communications Parent, Inc.	223,403	4,003,382
*	Gaia, Inc.	18,401	49,683
#*	Gannett Co., Inc.	135,661	317,447
*»	GCI Liberty, Inc.	165,070	149,296
*	Gogo, Inc.	254,588	2,673,174
#	Gray Television, Inc.	76,279	497,339
#	Gray Television, Inc., Class A	600	4,021
#*	Harte Hanks, Inc.	2,554	16,678
*	IDT Corp., Class B	190,707	5,349,331
*	iHeartMedia, Inc., Class A	11,859	27,869
*	IMAX Corp.	41,166	749,633
*	Integral Ad Science Holding Corp.	82,094	942,439
	Interpublic Group of Cos., Inc.	682,571	19,385,016
	Iridium Communications, Inc.	209,946	7,778,499
	John Wiley & Sons, Inc., Class A	38,137	1,154,407
	John Wiley & Sons, Inc., Class B	4,638	135,105

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lee Enterprises, Inc.	5,611	$50,162
*	Liberty Broadband Corp., Class A	19,932	1,660,734
*	Liberty Broadband Corp., Class C	132,267	11,019,164
*	Liberty Latin America Ltd., Class A	170,570	1,164,993
#*	Liberty Latin America Ltd., Class C	430,490	2,948,857
	Liberty Media Corp.-Liberty Formula One, Class A	22,083	1,270,877
*	Liberty Media Corp.-Liberty Formula One, Class C	191,767	12,405,407
	Liberty Media Corp.-Liberty Live, Class A	20,487	640,014
*	Liberty Media Corp.-Liberty Live, Class C	55,388	1,765,216
	Liberty Media Corp.-Liberty SiriusXM, Class A	78,173	1,914,457
*	Liberty Media Corp.-Liberty SiriusXM, Class C	164,769	4,045,079
#*	Lions Gate Entertainment Corp., Class A	236,648	1,860,053
*	Lions Gate Entertainment Corp., Class B	446,399	3,330,137
*	Live Nation Entertainment, Inc.	139,583	11,169,432
*	Madison Square Garden Entertainment Corp.	47,519	1,448,379
*	Madison Square Garden Sports Corp.	9,629	1,619,020
#*	Magnite, Inc.	330,376	2,193,697
*	Marchex, Inc., Class B	10,112	13,247
#	Marcus Corp.	52,834	821,040
*	Match Group, Inc.	168,807	5,840,722
*	Meta Platforms, Inc., Class A	1,474,881	444,337,399
*	Netflix, Inc.	142,273	58,572,371
	New York Times Co., Class A	270,403	10,899,945
	News Corp., Class A	389,294	8,050,600
#	News Corp., Class B	207,046	4,439,066
	Nexstar Media Group, Inc.	105,343	14,756,447
#	NextPlat Corp.	3,753	5,667
	Omnicom Group, Inc.	276,600	20,720,106
*	Ooma, Inc.	1,045	11,401
	Paramount Global, Class A	15,306	212,753
	Paramount Global, Class B	406,167	4,419,097
*	Pinterest, Inc., Class A	88,608	2,647,607
*	Playstudios, Inc.	8,563	24,233
*	Playtika Holding Corp.	47,899	402,352
*	PubMatic, Inc., Class A	100,887	1,136,996
*	QuinStreet, Inc.	41,135	465,237
#*	Reading International, Inc., Class A	72,298	133,028
#*	Reservoir Media, Inc.	7,608	42,833
#*	ROBLOX Corp., Class A	70,287	2,235,829
*	Roku, Inc.	81,574	4,859,363
	Saga Communications, Inc., Class A	8,211	159,293
	Scholastic Corp.	41,580	1,534,302
	Shenandoah Telecommunications Co.	105,144	2,487,707
#	Shutterstock, Inc.	25,227	1,026,234
#	Sinclair, Inc.	80,973	880,177
#	Sirius XM Holdings, Inc.	860,794	3,684,198
#*	Snap, Inc., Class A	155,041	1,551,960
#*	Sphere Entertainment Co.	59,962	1,973,349
	Spok Holdings, Inc.	43,687	651,373
*	Spotify Technology SA	37,527	6,182,949
*	Stagwell, Inc., Class A	177,122	729,743
*	Take-Two Interactive Software, Inc.	141,181	18,882,959
*	TechTarget, Inc.	44,033	1,108,751
	TEGNA, Inc.	356,601	5,174,281
	Telephone & Data Systems, Inc.	89,747	1,632,498
*	Thryv Holdings, Inc.	62,894	1,096,242
	TKO Group Holdings, Inc.	73,691	6,041,188
*	T-Mobile U.S., Inc.	364,088	52,377,700
	Townsquare Media, Inc., Class A	28,652	246,407

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Trade Desk, Inc., Class A	129,403	$9,182,437
*	Travelzoo	40,759	286,536
*	TripAdvisor, Inc.	100,339	1,481,004
*	TrueCar, Inc.	173,306	317,150
#*	U.S. Cellular Corp.	76,430	3,212,353
*	Urban One, Inc.	144,888	769,355
#*	Urban One, Inc.	8,360	45,395
	Verizon Communications, Inc.	4,856,017	170,591,877
*	Vimeo, Inc.	232,629	716,497
*	Walt Disney Co.	783,508	63,926,418
*	Warner Bros Discovery, Inc.	1,516,860	15,077,588
	Warner Music Group Corp., Class A	10,591	331,498
*	WideOpenWest, Inc.	134,530	947,091
*	Yelp, Inc.	113,717	4,797,720
*	Zedge, Inc., Class B	7,377	14,164
#*	Ziff Davis, Inc.	84,554	5,112,135
*	ZipRecruiter, Inc., Class A	34,279	365,071
*	ZoomInfo Technologies, Inc., Class A	319,134	4,135,977

TOTAL COMMUNICATION SERVICES			2,085,102,896

CONSUMER DISCRETIONARY — (10.6%)
*	1-800-Flowers.com, Inc., Class A	33,735	253,350
#*	1stdibs.com, Inc.	4,758	20,031
#*	2U, Inc.	42,860	90,863
	Aaron’s Co., Inc.	74,192	549,763
*	Abercrombie & Fitch Co., Class A	118,790	7,224,808
	Academy Sports & Outdoors, Inc.	69,857	3,132,388
#	Acushnet Holdings Corp.	122,824	6,259,111
*	Adient PLC	92,189	3,105,847
#	ADT, Inc.	487,879	2,761,395
*	Adtalem Global Education, Inc.	101,505	5,257,959
#	Advance Auto Parts, Inc.	51,677	2,688,754
*	Airbnb, Inc., Class A	101,590	12,017,081
*	Amazon.com, Inc.	4,770,102	634,852,875
	AMCON Distributing Co.	377	73,892
*	American Axle & Manufacturing Holdings, Inc.	134,941	910,852
	American Eagle Outfitters, Inc.	346,698	6,056,814
*	American Outdoor Brands, Inc.	31,272	277,695
*	American Public Education, Inc.	43,759	182,475
#*	America’s Car-Mart, Inc.	16,795	1,124,929
*	Aptiv PLC	152,300	13,280,560
	Aramark	327,277	8,813,570
*	Arhaus, Inc.	25,226	217,448
	Ark Restaurants Corp.	3,088	47,432
#	Arko Corp.	10,420	78,671
*	Asbury Automotive Group, Inc.	41,573	7,955,825
	Autoliv, Inc.	176,591	16,184,565
*	AutoNation, Inc.	142,060	18,479,165
*	AutoZone, Inc.	11,388	28,209,556
#*	Barnes & Noble Education, Inc.	86,236	87,961
	Bassett Furniture Industries, Inc.	10,823	166,566
	Bath & Body Works, Inc.	155,937	4,623,532
*	Beazer Homes USA, Inc.	61,898	1,497,313
	Best Buy Co., Inc.	351,343	23,476,739
	Big 5 Sporting Goods Corp.	217,841	1,537,957
#	Big Lots, Inc.	31,109	141,857
*	Biglari Holdings, Inc., Class A	309	227,039
*	Biglari Holdings, Inc., Class B	3,890	574,825
*	BJ’s Restaurants, Inc.	19,993	514,220

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Bloomin’ Brands, Inc.	141,477	$3,302,073
#	Bluegreen Vacations Holding Corp.	801	26,842
*	Booking Holdings, Inc.	17,120	47,757,267
*	Boot Barn Holdings, Inc.	62,822	4,366,129
	BorgWarner, Inc.	411,382	15,179,996
#*	Bowlero Corp., Class A	13,832	139,565
	Boyd Gaming Corp.	41,929	2,316,577
#*	Bright Horizons Family Solutions, Inc.	66,160	4,899,810
*	Brinker International, Inc.	49,416	1,676,191
	Brunswick Corp.	169,452	11,771,830
#	Buckle, Inc.	58,404	1,972,303
#	Build-A-Bear Workshop, Inc.	43,048	1,067,590
*	Burlington Stores, Inc.	30,146	3,648,570
*	Caesars Entertainment, Inc.	161,577	6,445,307
#	Caleres, Inc.	97,472	2,493,334
#	Camping World Holdings, Inc., Class A	64,570	1,081,548
*	Capri Holdings Ltd.	123,337	6,312,388
*	CarMax, Inc.	204,579	12,497,731
*	Carnival Corp.	373,438	4,279,600
*	CarParts.com, Inc.	55,090	155,905
	Carriage Services, Inc.	38,920	840,672
*	Carrols Restaurant Group, Inc.	127,591	733,648
#	Carter’s, Inc.	59,650	4,006,094
#	Cato Corp., Class A	50,377	359,188
*	Cavco Industries, Inc.	15,131	3,775,336
	Century Communities, Inc.	70,527	4,337,411
#	Cheesecake Factory, Inc.	103,671	3,221,058
*	Chegg, Inc.	106,522	802,111
*	Chewy, Inc., Class A	29,010	560,763
*	Chico’s FAS, Inc.	313,733	2,346,723
#*	Children’s Place, Inc.	8,712	238,447
*	Chipotle Mexican Grill, Inc.	16,132	31,331,570
#	Choice Hotels International, Inc.	60,998	6,740,279
	Churchill Downs, Inc.	71,300	7,831,592
#*	Chuy’s Holdings, Inc.	34,705	1,168,170
#*	Citi Trends, Inc.	21,388	515,451
#	Clarus Corp.	25,557	147,975
#	Columbia Sportswear Co.	111,496	8,228,405
*	Conn’s, Inc.	52,984	156,303
#*	Container Store Group, Inc.	153,838	284,600
*	Cooper-Standard Holdings, Inc.	7,910	98,242
*	Coursera, Inc.	63,108	1,094,293
#	Cracker Barrel Old Country Store, Inc.	19,435	1,289,707
*	Crocs, Inc.	43,122	3,851,657
#	Crown Crafts, Inc.	10,832	45,603
*	Culp, Inc.	23,254	127,199
	Dana, Inc.	135,446	1,554,920
	Darden Restaurants, Inc.	136,985	19,935,427
#*	Dave & Buster’s Entertainment, Inc.	40,145	1,402,666
*	Deckers Outdoor Corp.	35,284	21,066,665
#*	Delta Apparel, Inc.	17,018	142,441
*	Denny’s Corp.	46,060	397,037
#	Designer Brands, Inc., Class A	53,340	539,267
#*	Destination XL Group, Inc.	122,279	508,681
#	Dick’s Sporting Goods, Inc.	121,465	12,990,682
#	Dillard’s, Inc., Class A	42,601	13,225,480
#	Dine Brands Global, Inc.	25,435	1,253,691
	Domino’s Pizza, Inc.	25,961	8,800,519
*	DoorDash, Inc., Class A	122,416	9,175,079

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dorman Products, Inc.	51,956	$3,230,624
	DR Horton, Inc.	343,729	35,885,308
*	DraftKings, Inc., Class A	158,220	4,370,036
*	Duluth Holdings, Inc., Class B	20,250	101,858
	eBay, Inc.	602,677	23,643,019
*	Educational Development Corp.	5,764	5,474
*	El Pollo Loco Holdings, Inc.	63,947	533,957
#	Escalade, Inc.	25,241	430,107
#	Ethan Allen Interiors, Inc.	59,489	1,562,181
*	Etsy, Inc.	81,324	5,066,485
#*	European Wax Center, Inc., Class A	1,713	25,301
*	Expedia Group, Inc.	53,396	5,088,105
#*	Figs, Inc., Class A	233,390	1,285,979
*	First Watch Restaurant Group, Inc.	53,754	898,229
#*	Five Below, Inc.	84,265	14,660,425
	Flanigan’s Enterprises, Inc.	1,100	31,240
#	Flexsteel Industries, Inc.	14,862	286,985
#*	Floor & Decor Holdings, Inc., Class A	163,679	13,487,150
#	Foot Locker, Inc.	83,434	1,751,280
	Ford Motor Co.	2,080,626	20,286,104
#*	Fossil Group, Inc.	96,284	150,203
*	Fox Factory Holding Corp.	62,549	5,095,867
*	Frontdoor, Inc.	83,884	2,426,764
*	Full House Resorts, Inc.	1,684	6,315
#*	Funko, Inc., Class A	67,803	522,761
#*	GameStop Corp., Class A	130,532	1,797,426
#	Gap, Inc.	326,068	4,173,670
	Garmin Ltd.	179,618	18,416,234
#*	Garrett Motion, Inc.	12,313	86,930
	General Motors Co.	549,673	15,500,779
#*	Genesco, Inc.	22,168	607,625
	Gentex Corp.	432,433	12,402,178
*	Gentherm, Inc.	57,314	2,305,169
	Genuine Parts Co.	150,801	19,432,217
*	G-III Apparel Group Ltd.	137,354	3,509,395
*	Good Times Restaurants, Inc.	689	1,840
*	Goodyear Tire & Rubber Co.	371,059	4,415,602
#*	GoPro, Inc., Class A	247,596	621,466
	Graham Holdings Co., Class B	8,782	5,082,319
*	Grand Canyon Education, Inc.	60,377	7,144,410
*	Green Brick Partners, Inc.	14,320	554,184
	Group 1 Automotive, Inc.	41,040	10,355,623
#*	GrowGeneration Corp.	107,848	220,010
#	Guess?, Inc.	145,183	3,121,435
#	H&R Block, Inc.	203,394	8,349,324
	Hamilton Beach Brands Holding Co., Class A	19,957	245,870
	Hanesbrands, Inc.	690,241	2,892,110
	Harley-Davidson, Inc.	124,897	3,353,484
	Hasbro, Inc.	101,241	4,571,031
#	Haverty Furniture Cos., Inc.	39,090	1,018,295
	Haverty Furniture Cos., Inc., Class A	1,608	40,650
#*	Helen of Troy Ltd.	42,630	4,191,382
#	Hibbett, Inc.	35,730	1,646,081
*	Hilton Grand Vacations, Inc.	93,890	3,375,346
	Hilton Worldwide Holdings, Inc.	165,906	25,139,736
	Home Depot, Inc.	578,985	164,831,240
	Hooker Furnishings Corp.	28,292	473,042
*	Hovnanian Enterprises, Inc., Class A	99	6,879
#	Hyatt Hotels Corp., Class A	73,948	7,575,233

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Installed Building Products, Inc.	55,478	$6,195,228
	International Game Technology PLC	41,102	1,044,813
*	iRobot Corp.	14,862	489,406
*	J Jill, Inc.	933	26,730
#	Jack in the Box, Inc.	33,995	2,147,804
	Jerash Holdings U.S., Inc.	2,842	8,895
	Johnson Outdoors, Inc., Class A	19,725	937,924
	KB Home	105,351	4,656,514
#	Kohl’s Corp.	86,779	1,956,866
#	Kontoor Brands, Inc.	70,150	3,258,468
*	Koss Corp.	884	2,537
#	Krispy Kreme, Inc.	46,442	600,495
#*	Kura Sushi USA, Inc., Class A	5,126	292,900
#	Lakeland Industries, Inc.	23,593	344,694
#*	Lands’ End, Inc.	56,764	356,478
*	Landsea Homes Corp.	2,003	14,902
	Las Vegas Sands Corp.	124,305	5,899,515
	Laureate Education, Inc.	103,854	1,468,496
*††	Lazare Kaplan International, Inc.	1,600	0
	La-Z-Boy, Inc.	96,895	2,833,210
#*	Lazydays Holdings, Inc.	2,974	18,766
#	LCI Industries	54,831	5,948,615
	Lear Corp.	115,316	14,963,404
#*	Legacy Housing Corp.	3,454	63,934
	Leggett & Platt, Inc.	106,897	2,504,597
	Lennar Corp., Class A	263,561	28,116,688
#	Lennar Corp., Class B	21,010	2,071,796
#*	Leslie’s, Inc.	65,675	324,435
#	Levi Strauss & Co., Class A	69,348	947,987
#*	LGI Homes, Inc.	48,714	4,603,960
#*	Life Time Group Holdings, Inc.	77,635	917,646
	Lifetime Brands, Inc.	54,493	290,993
*	Light & Wonder, Inc.	132,363	9,677,059
*	Lincoln Educational Services Corp.	13,808	118,058
	Lithia Motors, Inc.	49,766	12,053,823
*	Live Ventures, Inc.	820	22,706
	LKQ Corp.	281,098	12,345,824
#*	LL Flooring Holdings, Inc.	39,002	126,366
#*	Lovesac Co.	15,786	259,838
	Lowe’s Cos., Inc.	329,483	62,789,575
#*	Lucid Group, Inc.	547,353	2,255,094
*	Lululemon Athletica, Inc.	64,632	25,431,399
*	M/I Homes, Inc.	45,749	3,754,620
#	Macy’s, Inc.	499,504	6,083,959
#*	Malibu Boats, Inc., Class A	51,154	2,231,337
#	Marine Products Corp.	25,388	247,279
*	MarineMax, Inc.	38,854	1,063,823
	Marriott International, Inc., Class A	182,906	34,488,755
	Marriott Vacations Worldwide Corp.	63,590	5,714,197
*	MasterCraft Boat Holdings, Inc.	23,139	472,961
*	Mattel, Inc.	264,868	5,053,681
	McDonald’s Corp.	392,232	102,831,463
	MDC Holdings, Inc.	143,084	5,430,038
	Meritage Homes Corp.	85,142	9,707,891
	MGM Resorts International	365,526	12,764,168
#*	Mister Car Wash, Inc.	17,362	90,282
*	Modine Manufacturing Co.	108,068	4,268,686
*	Mohawk Industries, Inc.	44,397	3,568,631
	Monarch Casino & Resort, Inc.	6,425	386,721

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Monro, Inc.	110,964	$2,754,126
*	Motorcar Parts of America, Inc.	42,625	307,753
	Movado Group, Inc.	37,022	1,031,433
	Murphy USA, Inc.	54,583	19,796,708
	Nathan’s Famous, Inc.	8,181	535,528
*	National Vision Holdings, Inc.	146,179	2,271,622
	Newell Brands, Inc.	368,073	2,473,451
	NIKE, Inc., Class B	667,223	68,570,508
	Nobility Homes, Inc.	1,105	32,509
#*	Noodles & Co.	11,233	23,926
#	Nordstrom, Inc.	287,981	4,025,974
#*	Norwegian Cruise Line Holdings Ltd.	38,791	527,558
*	NVR, Inc.	4,300	23,274,266
*	ODP Corp.	76,988	3,458,301
*	Ollie’s Bargain Outlet Holdings, Inc.	106,876	8,255,102
#*	ONE Group Hospitality, Inc.	51,043	225,100
*	OneSpaWorld Holdings Ltd.	58,090	608,783
#*	OneWater Marine, Inc., Class A	677	15,321
*	O’Reilly Automotive, Inc.	33,296	30,979,930
#*	Overstock.com, Inc.	40,547	632,533
#	Oxford Industries, Inc.	36,978	3,120,943
#	Papa John’s International, Inc.	46,835	3,045,212
	Patrick Industries, Inc.	58,494	4,395,824
#*	Penn Entertainment, Inc.	120,323	2,373,973
#	Penske Automotive Group, Inc.	131,632	18,833,907
	Perdoceo Education Corp.	151,914	2,748,124
#*	Petco Health & Wellness Co., Inc., Class A	60,895	210,697
	PetMed Express, Inc.	46,571	320,874
	Phinia, Inc.	82,276	2,129,303
*	Planet Fitness, Inc., Class A	118,732	6,562,318
*	Playa Hotels & Resorts NV	236,065	1,706,750
*	PlayAGS, Inc.	13,971	99,753
#	Polaris, Inc.	124,145	10,728,611
	Pool Corp.	39,521	12,479,546
*	Portillo’s, Inc., Class A	36,339	543,268
*	Potbelly Corp.	23,416	206,061
	PulteGroup, Inc.	485,426	35,722,499
#	Purple Innovation, Inc.	18,005	17,465
	PVH Corp.	76,894	5,717,069
#	Ralph Lauren Corp.	40,383	4,544,299
#	RCI Hospitality Holdings, Inc.	8,400	457,884
	Red Rock Resorts, Inc., Class A	96,885	3,831,802
#*	Revolve Group, Inc.	27,051	371,951
#*	RH	21,751	4,740,848
#*	Rivian Automotive, Inc., Class A	370,885	6,015,755
	Rocky Brands, Inc.	11,872	145,788
	Ross Stores, Inc.	289,586	33,583,288
*	Rover Group, Inc.	31,381	202,407
*	Royal Caribbean Cruises Ltd.	129,019	10,931,780
*	Sabre Corp.	26,796	93,786
*	Sally Beauty Holdings, Inc.	143,068	1,216,078
*	SeaWorld Entertainment, Inc.	97,387	4,195,432
	Service Corp. International	233,460	12,704,893
*	Shake Shack, Inc., Class A	17,391	974,592
#*	SharkNinja, Inc.	14,832	619,384
#	Shoe Carnival, Inc.	61,692	1,411,513
#	Signet Jewelers Ltd.	107,623	7,515,314
*	Six Flags Entertainment Corp.	43,482	865,292
*	Skechers USA, Inc., Class A	264,952	12,775,985

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Skyline Champion Corp.	96,528	$5,659,437
#*	Sleep Number Corp.	40,053	651,662
	Smith & Wesson Brands, Inc.	114,570	1,687,616
#	Sonic Automotive, Inc., Class A	99,885	4,779,497
#*	Sonos, Inc.	89,421	963,958
#*	Sportsman’s Warehouse Holdings, Inc.	111,698	568,543
	Standard Motor Products, Inc.	36,269	1,266,876
	Starbucks Corp.	610,387	56,302,097
#	Steven Madden Ltd.	145,902	4,784,127
*	Stitch Fix, Inc., Class A	122,900	403,112
*	Stoneridge, Inc.	70,594	1,148,564
#	Strategic Education, Inc.	39,108	3,218,979
*	Strattec Security Corp.	5,496	125,034
*	Stride, Inc.	91,908	5,053,102
	Superior Group of Cos., Inc.	51,604	412,832
*	Superior Industries International, Inc.	60,831	168,502
#*	Sweetgreen, Inc., Class A	106,037	1,095,362
*	Sypris Solutions, Inc.	5,139	9,559
*»	Tandy Leather Factory, Inc.	2,202	9,248
	Tapestry, Inc.	212,259	5,849,858
*	Taylor Morrison Home Corp.	276,183	10,583,333
	Tempur Sealy International, Inc.	231,998	9,263,680
*	Tesla, Inc.	945,382	189,870,521
	Texas Roadhouse, Inc.	111,420	11,313,587
#	Thor Industries, Inc.	98,714	8,679,922
#*	Tile Shop Holdings, Inc.	26,161	143,624
#*	Tilly’s, Inc., Class A	64,949	526,087
	TJX Cos., Inc.	756,801	66,651,464
	Toll Brothers, Inc.	212,223	15,006,288
*	TopBuild Corp.	69,032	15,791,760
#*	Topgolf Callaway Brands Corp.	560,660	6,851,265
#	Tractor Supply Co.	120,980	23,295,909
	Travel & Leisure Co.	121,603	4,138,150
*	Tri Pointe Homes, Inc.	267,910	6,713,825
*	Ulta Beauty, Inc.	56,884	21,690,438
*	Under Armour, Inc., Class A	91,673	627,960
#*	Under Armour, Inc., Class C	258,006	1,658,979
*	Unifi, Inc.	33,334	224,004
*	Universal Electronics, Inc.	22,650	177,803
*	Universal Technical Institute, Inc.	46,631	407,089
	Upbound Group, Inc.	83,969	2,188,232
*	Urban Outfitters, Inc.	219,639	7,603,902
	Vail Resorts, Inc.	36,055	7,652,674
	Valvoline, Inc.	226,402	6,717,347
*	Vera Bradley, Inc.	52,626	385,222
#	VF Corp.	223,916	3,298,283
#*	Victoria’s Secret & Co.	67,170	1,201,000
*	Vince Holding Corp.	4,110	5,548
#*	Vista Outdoor, Inc.	143,260	3,598,691
*	Visteon Corp.	45,101	5,192,478
*	Vizio Holding Corp., Class A	74,537	379,393
#*	VOXX International Corp.	73,163	670,905
*	Warby Parker, Inc., Class A	21,662	281,173
	Wendy’s Co.	363,034	6,904,907
	Weyco Group, Inc.	18,339	530,364
	Whirlpool Corp.	54,156	5,662,551
#	Williams-Sonoma, Inc.	135,997	20,432,189
	Wingstop, Inc.	37,504	6,854,606
	Winmark Corp.	3,616	1,458,405

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Winnebago Industries, Inc.	55,173	$3,197,275
	Wolverine World Wide, Inc.	85,280	686,504
	Wyndham Hotels & Resorts, Inc.	101,410	7,342,084
	Wynn Resorts Ltd.	69,330	6,085,787
*	XPEL, Inc.	9,862	456,611
#*	YETI Holdings, Inc.	76,150	3,237,898
	Yum! Brands, Inc.	172,941	20,901,649
*	Zumiez, Inc.	32,726	537,688

TOTAL CONSUMER DISCRETIONARY			3,013,505,912

CONSUMER STAPLES — (6.2%)
	Albertsons Cos., Inc., Class A	186,554	4,048,222
#	Alico, Inc.	21,191	517,908
	Altria Group, Inc.	883,855	35,504,455
	Andersons, Inc.	72,828	3,650,868
	Archer-Daniels-Midland Co.	340,773	24,389,124
	B&G Foods, Inc.	55,855	450,750
*	BellRing Brands, Inc.	199,439	8,721,467
*	BJ’s Wholesale Club Holdings, Inc.	191,460	13,042,255
*	Boston Beer Co., Inc. , Class A	12,876	4,299,940
*	Bridgford Foods Corp.	5,919	61,794
	Brown-Forman Corp., Class A	54,490	3,128,816
	Brown-Forman Corp., Class B	225,181	12,646,165
	Bunge Ltd.	177,291	18,789,300
	Calavo Growers, Inc.	16,567	419,808
	Cal-Maine Foods, Inc.	75,154	3,405,228
	Campbell Soup Co.	162,423	6,563,513
	Casey’s General Stores, Inc.	68,526	18,632,905
*	Celsius Holdings, Inc.	23,319	3,546,587
#*	Central Garden & Pet Co.	25,073	1,093,935
*	Central Garden & Pet Co., Class A	89,901	3,568,171
#*	Chefs’ Warehouse, Inc.	41,907	797,490
	Church & Dwight Co., Inc.	176,491	16,050,092
	Clorox Co.	106,669	12,554,941
	Coca-Cola Co.	2,283,694	129,005,874
	Coca-Cola Consolidated, Inc.	17,084	10,872,428
	Colgate-Palmolive Co.	461,059	34,634,752
	Conagra Brands, Inc.	187,412	5,127,592
	Constellation Brands, Inc., Class A	70,197	16,436,628
	Costco Wholesale Corp.	244,634	135,145,607
*	Coty, Inc., Class A	750,011	7,027,603
*	Darling Ingredients, Inc.	302,909	13,415,840
	Dollar General Corp.	147,104	17,511,260
*	Dollar Tree, Inc.	218,497	24,272,832
*	Duckhorn Portfolio, Inc.	162,531	1,695,198
#	Edgewell Personal Care Co.	67,900	2,369,710
*	elf Beauty, Inc.	84,378	7,815,934
#	Energizer Holdings, Inc.	27,284	861,629
	Estee Lauder Cos., Inc., Class A	123,536	15,920,084
#*	Farmer Bros Co.	49,522	124,795
	Flowers Foods, Inc.	395,981	8,683,863
	Fresh Del Monte Produce, Inc.	94,617	2,365,425
*	Fresh Market, Inc.	23,061	0
#*	Freshpet, Inc.	42,901	2,462,517
	General Mills, Inc.	471,088	30,733,781
*	Grocery Outlet Holding Corp.	64,603	1,787,565
*	Hain Celestial Group, Inc.	104,682	1,156,736
#*	Herbalife Ltd.	66,081	941,654
	Hershey Co.	110,231	20,651,778

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Hormel Foods Corp.	170,127	$5,537,634
#*	Hostess Brands, Inc.	293,717	9,810,148
	Ingles Markets, Inc., Class A	37,572	3,014,026
	Ingredion, Inc.	113,515	10,622,734
	Inter Parfums, Inc.	49,667	6,313,172
	J & J Snack Foods Corp.	27,718	4,340,916
	J M Smucker Co.	66,908	7,616,807
	John B Sanfilippo & Son, Inc.	23,822	2,436,038
	Kellanova	224,243	11,317,544
	Kenvue, Inc.	2,934,934	54,589,772
	Keurig Dr Pepper, Inc.	259,069	7,857,563
	Kimberly-Clark Corp.	198,892	23,795,439
	Kraft Heinz Co.	272,035	8,558,221
	Kroger Co.	1,272,898	57,751,382
	Lamb Weston Holdings, Inc.	125,502	11,270,080
	Lancaster Colony Corp.	47,202	7,985,162
#	Lifevantage Corp.	11,327	85,066
*	Lifeway Foods, Inc.	13,678	145,944
#	Limoneira Co.	25,205	360,179
	Mannatech, Inc.	519	4,412
	McCormick & Co., Inc.	176,036	11,248,700
	McCormick & Co., Inc.	8,596	552,293
	Medifast, Inc.	22,702	1,570,070
#	MGP Ingredients, Inc.	33,440	3,165,430
#*	Mission Produce, Inc.	10,325	97,158
	Molson Coors Beverage Co., Class B	182,461	10,540,772
	Mondelez International, Inc., Class A	577,565	38,240,579
*	Monster Beverage Corp.	300,184	15,339,402
*	National Beverage Corp.	96,017	4,453,268
*	Natural Alternatives International, Inc.	9,699	58,679
	Natural Grocers by Vitamin Cottage, Inc., Class C	42,272	531,359
	Natural Health Trends Corp.	13,193	73,617
*	Nature’s Sunshine Products, Inc.	37,029	662,819
	Nu Skin Enterprises, Inc., Class A	178,090	3,381,929
	Oil-Dri Corp. of America	9,075	519,816
	PepsiCo, Inc.	977,554	159,615,017
*	Performance Food Group Co.	274,120	15,833,171
	Philip Morris International, Inc.	706,268	62,970,855
*	Pilgrim’s Pride Corp.	248,664	6,340,932
*	Post Holdings, Inc.	145,511	11,681,623
	PriceSmart, Inc.	31,980	1,998,430
	Procter & Gamble Co.	1,498,080	224,756,942
	Reynolds Consumer Products, Inc.	29,204	742,658
*	Rocky Mountain Chocolate Factory, Inc.	5,266	21,011
	Seaboard Corp.	729	2,556,567
#*	Seneca Foods Corp., Class A	18,887	1,032,175
*»	Seneca Foods Corp., Class B	1,493	80,771
*	Simply Good Foods Co.	169,985	6,338,741
#*	Sovos Brands, Inc.	8,800	191,048
	SpartanNash Co.	47,612	1,070,794
	Spectrum Brands Holdings, Inc.	71,666	5,397,883
*	Sprouts Farmers Market, Inc.	237,033	9,960,127
	Sysco Corp.	342,238	22,755,405
	Target Corp.	313,394	34,720,921
#	Tootsie Roll Industries, Inc.	41,806	1,300,585
*	TreeHouse Foods, Inc.	60,261	2,512,281
	Turning Point Brands, Inc.	32,918	660,006
	Tyson Foods, Inc., Class A	202,973	9,407,799
*	U.S. Foods Holding Corp.	374,923	14,599,502

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	United Natural Foods, Inc.	129,013	$1,881,010
	United-Guardian, Inc.	1,741	10,359
#	Universal Corp.	32,643	1,468,935
#*	USANA Health Sciences, Inc.	35,035	1,595,844
#	Utz Brands, Inc.	52,163	635,867
	Vector Group Ltd.	97,445	1,001,735
	Village Super Market, Inc., Class A	18,984	464,539
*	Vital Farms, Inc.	26,185	289,606
#	Walgreens Boots Alliance, Inc.	343,129	7,233,159
	Walmart, Inc.	911,334	148,921,089
#	WD-40 Co.	17,214	3,639,040
#	Weis Markets, Inc.	57,871	3,767,402
*	Whole Earth Brands, Inc.	1,200	4,248
#*	Willamette Valley Vineyards, Inc.	1,470	7,791
*	WK Kellogg Co.	56,059	561,716

TOTAL CONSUMER STAPLES			1,778,780,533

ENERGY — (7.1%)
	Adams Resources & Energy, Inc.	3,234	102,971
#*	Amplify Energy Corp.	44,440	308,858
	Antero Midstream Corp.	549,609	6,782,175
*	Antero Resources Corp.	447,117	13,163,124
	APA Corp.	148,075	5,881,539
	Archrock, Inc.	473,845	6,003,616
	Ardmore Shipping Corp.	99,777	1,326,036
	Baker Hughes Co.	533,152	18,351,092
#*	Battalion Oil Corp.	5,434	32,604
	Berry Corp.	125,162	1,045,103
*	Bristow Group, Inc.	33,642	879,402
	Cactus, Inc., Class A	64,311	3,018,758
	California Resources Corp.	127,997	6,731,362
#*	Callon Petroleum Co.	94,004	3,511,049
*	Centrus Energy Corp., Class A	1,757	93,244
	ChampionX Corp.	306,633	9,444,296
	Cheniere Energy, Inc.	148,356	24,689,406
#	Chesapeake Energy Corp.	127,384	10,965,215
	Chevron Corp.	1,679,730	244,787,053
#	Chord Energy Corp.	35,280	5,832,490
#	Civitas Resources, Inc.	1,009	76,109
*	Clean Energy Fuels Corp.	392,549	1,369,996
*	CNX Resources Corp.	455,989	9,904,081
#	Comstock Resources, Inc.	412,034	5,191,628
	ConocoPhillips	1,164,407	138,331,552
	CONSOL Energy, Inc.	75,719	6,957,819
	Core Laboratories, Inc.	37,332	799,651
	Coterra Energy, Inc.	1,383,865	38,056,287
#	CVR Energy, Inc.	137,704	4,509,806
	Delek U.S. Holdings, Inc.	172,725	4,551,304
	Devon Energy Corp.	884,748	41,202,714
	DHT Holdings, Inc.	372,797	4,145,503
	Diamondback Energy, Inc.	220,982	35,427,834
*	DMC Global, Inc.	27,891	528,534
	Dorian LPG Ltd.	88,547	2,830,848
*	Dril-Quip, Inc.	49,790	1,078,451
*	DT Midstream, Inc.	114,129	6,159,542
*	Earthstone Energy, Inc., Class A	54,787	1,159,841
	Encore Energy Corp.	5,489	18,114
	Energy Services of America Corp.	14,777	69,895
#	EnLink Midstream LLC	550,117	6,760,938

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	EOG Resources, Inc.	500,872	$63,235,090
	Epsilon Energy Ltd.	60,463	345,244
#	EQT Corp.	355,009	15,045,281
	Equitrans Midstream Corp.	640,337	5,679,789
#	Evolution Petroleum Corp.	76,000	488,680
	Excelerate Energy, Inc., Class A	2,527	35,934
*	Expro Group Holdings NV	108,288	1,705,536
	Exxon Mobil Corp.	4,223,835	447,092,935
*	Forum Energy Technologies, Inc.	12,733	277,197
*	Geospace Technologies Corp.	23,735	284,583
#*	Green Plains, Inc.	131,795	3,872,137
*	Gulf Island Fabrication, Inc.	53,933	212,496
*	Gulfport Energy Corp.	16,031	1,981,592
#*	Hallador Energy Co.	3,100	43,338
	Halliburton Co.	1,186,183	46,664,439
*	Helix Energy Solutions Group, Inc.	327,697	3,211,431
#	Helmerich & Payne, Inc.	117,688	4,656,914
	Hess Corp.	230,914	33,343,982
	HF Sinclair Corp.	415,328	23,000,865
#*	Independence Contract Drilling, Inc.	2,220	5,927
	International Seaways, Inc.	84,155	4,047,014
	Kinder Morgan, Inc.	1,125,688	18,236,146
#	Kinetik Holdings, Inc.	4,367	154,766
*	Kosmos Energy Ltd.	943,163	6,828,500
	Liberty Energy, Inc.	382,568	7,536,590
#	Magnolia Oil & Gas Corp., Class A	224,776	5,046,221
#*	Mammoth Energy Services, Inc.	9,845	39,872
	Marathon Oil Corp.	987,021	26,955,543
	Marathon Petroleum Corp.	529,963	80,156,904
#	Matador Resources Co.	308,984	19,061,223
	Mexco Energy Corp.	5,900	75,276
	Murphy Oil Corp.	342,510	15,368,424
#*	Nabors Industries Ltd.	23,056	2,251,188
	NACCO Industries, Inc., Class A	10,033	346,640
*	Natural Gas Services Group, Inc.	32,924	483,324
*	NCS Multistage Holdings, Inc.	343	4,672
#	New Fortress Energy, Inc.	103,955	3,149,836
*	Newpark Resources, Inc.	192,619	1,332,923
#*	Nine Energy Service, Inc.	42,943	151,159
#	Noble Corp. PLC	32,405	1,512,989
#	Nordic American Tankers Ltd.	456,589	2,095,744
#	Northern Oil & Gas, Inc.	154,134	5,909,498
	NOV, Inc.	326,650	6,519,934
	Occidental Petroleum Corp.	787,472	48,673,644
*	Oceaneering International, Inc.	224,425	4,935,106
*	Oil States International, Inc.	99,719	723,960
	ONEOK, Inc.	489,308	31,902,882
#*	Overseas Shipholding Group, Inc., Class A	181,555	887,804
	Ovintiv, Inc.	339,853	16,312,944
*	Par Pacific Holdings, Inc.	144,279	4,735,237
	Patterson-UTI Energy, Inc.	644,207	8,181,429
	PBF Energy, Inc., Class A	294,667	14,005,523
#	Peabody Energy Corp.	161,781	3,816,414
#	Permian Resources Corp.	535,545	7,802,891
	Phillips 66	354,693	40,459,830
#	PHX Minerals, Inc.	53,876	186,411
	Pioneer Natural Resources Co.	241,378	57,689,342
*	PrimeEnergy Resources Corp.	2,614	279,489
*	ProPetro Holding Corp.	247,416	2,592,920

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Range Resources Corp.	491,810	$17,626,470
	Ranger Energy Services, Inc.	10,562	122,625
*	REX American Resources Corp.	37,869	1,439,401
#	Riley Exploration Permian, Inc.	675	21,364
#	RPC, Inc.	236,990	1,971,757
	SandRidge Energy, Inc.	36,068	571,678
	Schlumberger NV	744,980	41,465,587
	Scorpio Tankers, Inc.	136,240	7,649,876
*	SEACOR Marine Holdings, Inc.	44,249	613,291
*	Seadrill Ltd.	11,681	461,633
#	Select Water Solutions, Inc., Class A	186,790	1,389,718
	SFL Corp. Ltd.	301,968	3,279,372
*	SilverBow Resources, Inc.	5,732	195,461
#	Sitio Royalties Corp., Class A	18,711	462,536
	SM Energy Co.	301,359	12,150,795
	Solaris Oilfield Infrastructure, Inc., Class A	28,800	266,112
*	Southwestern Energy Co.	1,871,825	13,346,112
#*	Stabilis Solutions, Inc.	2,642	12,814
*	Talos Energy, Inc.	131,703	2,041,396
	Targa Resources Corp.	242,766	20,297,665
	TechnipFMC PLC	504,573	10,858,411
*	Teekay Corp.	94,115	661,628
	Teekay Tankers Ltd., Class A	81,588	4,054,924
*	TETRA Technologies, Inc.	142,621	676,024
	Texas Pacific Land Corp.	861	1,589,363
*	Tidewater, Inc.	83,240	5,689,454
#*	Transocean Ltd.	684,728	4,532,899
*	U.S. Silica Holdings, Inc.	162,170	1,957,392
*	Valaris Ltd.	97,893	6,464,854
	Valero Energy Corp.	422,828	53,699,156
#*	Vital Energy, Inc.	39,305	1,966,822
#	Vitesse Energy, Inc.	45,874	1,086,755
*	W&T Offshore, Inc.	71,113	295,119
*	Weatherford International PLC	64,453	5,999,930
	Williams Cos., Inc.	819,570	28,193,208
	World Kinect Corp.	59,681	1,104,098

TOTAL ENERGY			2,027,929,142

FINANCIALS — (13.8%)
	1st Source Corp.	45,813	2,089,989
#*	Acacia Research Corp.	102,293	367,232
	ACNB Corp.	13,020	448,018
	Affiliated Managers Group, Inc.	30,930	3,796,967
#*	Affinity Bancshares, Inc.	8,297	123,210
#*	Affirm Holdings, Inc.	139,793	2,461,755
	Aflac, Inc.	380,521	29,722,495
	Alerus Financial Corp.	1,542	26,692
	Allstate Corp.	245,952	31,513,830
	Ally Financial, Inc.	528,777	12,791,116
	Amalgamated Financial Corp.	11,025	201,096
#	A-Mark Precious Metals, Inc.	35,515	961,746
*	Ambac Financial Group, Inc.	72,048	873,942
#	Amerant Bancorp, Inc.	23,591	430,064
*	American Equity Investment Life Holding Co.	166,321	8,808,360
	American Express Co.	432,393	63,142,350
	American Financial Group, Inc.	120,375	13,164,210
	American International Group, Inc.	626,222	38,393,671
	American National Bankshares, Inc.	18,634	711,073
	Ameriprise Financial, Inc.	123,211	38,758,484

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Ameris Bancorp	132,350	$4,936,655
	AMERISAFE, Inc.	35,426	1,805,663
	AmeriServ Financial, Inc.	8,436	21,512
#	Ames National Corp.	12,711	215,070
	Aon PLC, Class A	113,269	35,045,429
	Apollo Global Management, Inc.	156,296	12,103,562
*	Arch Capital Group Ltd.	372,851	32,318,725
	Ares Management Corp., Class A	81,043	7,990,029
	Argo Group International Holdings Ltd.	43,520	1,298,637
	Arrow Financial Corp.	22,436	478,111
	Arthur J Gallagher & Co.	108,845	25,631,909
	Artisan Partners Asset Management, Inc., Class A	70,609	2,330,097
*	Ashford, Inc.	404	2,339
*	AssetMark Financial Holdings, Inc.	8,157	195,034
	Associated Banc-Corp.	272,106	4,410,838
	Associated Capital Group, Inc., Class A	5,345	179,806
	Assurant, Inc.	86,759	12,918,415
	Assured Guaranty Ltd.	152,467	9,513,941
	Atlantic American Corp.	2,737	4,653
#	Atlantic Union Bankshares Corp.	68,695	1,979,103
#*	Atlanticus Holdings Corp.	36,046	1,054,706
	Auburn National BanCorp, Inc.	2,633	55,293
*	Avantax, Inc.	562	14,505
#*	AvidXchange Holdings, Inc.	153,265	1,324,210
	Axis Capital Holdings Ltd.	121,965	6,964,201
*	Axos Financial, Inc.	128,551	4,631,693
#	B Riley Financial, Inc.	4,403	159,433
#	Banc of California, Inc.	49,575	555,736
#	BancFirst Corp.	61,070	4,953,388
*	Bancorp, Inc.	114,689	4,088,663
	Bank of America Corp.	3,912,477	103,054,644
#	Bank of Hawaii Corp.	36,727	1,813,947
	Bank of Marin Bancorp	29,782	500,338
	Bank of New York Mellon Corp.	451,070	19,170,475
	Bank of NT Butterfield & Son Ltd.	77,407	1,955,301
	Bank of the James Financial Group, Inc.	3,363	32,352
	Bank OZK	98,779	3,537,276
	Bank7 Corp.	944	19,767
	BankFinancial Corp.	46,849	393,532
	BankUnited, Inc.	67,516	1,472,524
	Bankwell Financial Group, Inc.	9,026	220,866
	Banner Corp.	109,810	4,635,080
	Bar Harbor Bankshares	27,793	695,381
	BayCom Corp.	18,983	375,863
	BCB Bancorp, Inc.	44,623	458,724
*	Berkshire Hathaway, Inc., Class B	954,456	325,784,466
	Berkshire Hills Bancorp, Inc.	153,127	3,002,820
	BGC Group, Inc., Class A	440,515	2,585,823
	BlackRock, Inc.	61,690	37,771,553
	Blackstone, Inc.	209,625	19,358,869
*	Block, Inc.	271,791	10,939,588
#*	Blue Foundry Bancorp	7,785	58,777
#	Blue Ridge Bankshares, Inc.	4,341	13,674
*	BM Technologies, Inc.	9,173	21,557
	BOK Financial Corp.	81,414	5,334,245
#	Bread Financial Holdings, Inc.	64,871	1,753,463
#*	Bridgewater Bancshares, Inc.	15,336	147,686
*	Brighthouse Financial, Inc.	57,683	2,613,040
	Brightsphere Investment Group, Inc.	65,502	1,025,761

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Brookline Bancorp, Inc.	203,294	$1,654,813
	Brown & Brown, Inc.	264,001	18,326,949
#*	BRP Group, Inc., Class A	19,188	401,605
	Business First Bancshares, Inc.	6,854	133,927
	Byline Bancorp, Inc.	18,261	346,411
	C&F Financial Corp.	6,412	337,656
	Cadence Bank	211,537	4,480,354
*	California BanCorp	1,644	33,653
#	Cambridge Bancorp.	4,972	267,046
	Camden National Corp.	24,008	700,073
*	Cannae Holdings, Inc.	116,279	1,901,162
*	Cantaloupe, Inc.	11,909	78,361
	Capital Bancorp, Inc.	3,774	77,141
	Capital City Bank Group, Inc.	38,327	1,095,002
	Capital One Financial Corp.	272,221	27,573,265
#	Capitol Federal Financial, Inc.	483,950	2,516,540
#	Capstar Financial Holdings, Inc.	26,386	400,539
#	Carlyle Group, Inc.	194,774	5,364,076
*	Carter Bankshares, Inc.	7,366	82,941
#	Cass Information Systems, Inc.	16,628	628,705
	Cathay General Bancorp	135,616	4,598,739
	CB Financial Services, Inc.	1,493	31,532
	Cboe Global Markets, Inc.	94,710	15,522,022
*»	CCUR Holdings, Inc.	1	3,050
	Central Pacific Financial Corp.	59,856	944,528
	Central Valley Community Bancorp	25,537	402,718
#	CF Bankshares, Inc.	2,657	40,519
	Charles Schwab Corp.	573,157	29,827,090
	Chemung Financial Corp.	8,742	360,870
#	ChoiceOne Financial Services, Inc.	1,826	34,457
	Chubb Ltd.	227,406	48,805,876
	Cincinnati Financial Corp.	131,496	13,106,206
	Citigroup, Inc.	472,912	18,675,295
#	Citizens & Northern Corp.	37,489	678,551
	Citizens Community Bancorp, Inc.	18,370	162,023
	Citizens Financial Group, Inc.	273,213	6,401,381
#	Citizens Holding Co.	1,272	12,733
#*	Citizens, Inc.	39,312	117,543
#	City Holding Co.	33,051	3,000,370
	Civista Bancshares, Inc.	34,694	505,839
	CME Group, Inc.	135,048	28,827,346
	CNA Financial Corp.	31,704	1,280,842
	CNB Financial Corp.	22,506	409,159
	CNO Financial Group, Inc.	178,117	4,128,752
*	Coastal Financial Corp.	14,417	535,880
	Codorus Valley Bancorp, Inc.	16,457	322,886
#	Cohen & Steers, Inc.	85,298	4,455,968
*	Coinbase Global, Inc., Class A	33,103	2,552,903
	Colony Bankcorp, Inc.	21,423	213,159
	Columbia Banking System, Inc.	322,204	6,337,753
#*	Columbia Financial, Inc.	5,103	82,158
	Comerica, Inc.	142,539	5,616,037
	Commerce Bancshares, Inc.	218,895	9,600,735
#	Community Bank System, Inc.	81,224	3,244,899
	Community Trust Bancorp, Inc.	63,151	2,371,952
	Community West Bancshares	10,954	138,130
	ConnectOne Bancorp, Inc.	41,939	683,186
#*	Consumer Portfolio Services, Inc.	137,807	1,274,715
	Crawford & Co., Class A	92,729	848,470

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co., Class B	53,098	$433,811
#*	Credit Acceptance Corp.	25,754	10,364,182
*	CrossFirst Bankshares, Inc.	26,391	279,217
	Cullen/Frost Bankers, Inc.	104,659	9,522,922
#*	Customers Bancorp, Inc.	59,614	2,397,079
#	CVB Financial Corp.	172,582	2,695,731
	Diamond Hill Investment Group, Inc.	7,821	1,228,679
#	Dime Community Bancshares, Inc.	137,799	2,534,124
	Discover Financial Services	274,634	22,541,959
	Donegal Group, Inc., Class A	100,130	1,413,836
#	Donegal Group, Inc., Class B	2,147	28,147
*	Donnelley Financial Solutions, Inc.	79,822	4,344,711
#	Eagle Bancorp Montana, Inc.	10,879	127,176
	Eagle Bancorp, Inc.	98,470	1,918,196
	East West Bancorp, Inc.	200,070	10,727,753
	Eastern Bankshares, Inc.	24,100	265,341
*	eHealth, Inc.	46,523	399,167
	Employers Holdings, Inc.	61,550	2,338,900
	Enact Holdings, Inc.	3,358	92,546
#*	Encore Capital Group, Inc.	71,518	2,694,798
*	Enova International, Inc.	84,162	3,356,381
*	Enstar Group Ltd.	32,164	7,621,903
	Enterprise Bancorp, Inc.	13,709	360,684
	Enterprise Financial Services Corp.	48,922	1,701,018
	Equitable Holdings, Inc.	495,360	13,161,715
	Equity Bancshares, Inc., Class A	24,092	583,026
	Erie Indemnity Co., Class A	47,238	13,046,663
	Esquire Financial Holdings, Inc.	11,402	522,212
	ESSA Bancorp, Inc.	9,594	159,740
	Essent Group Ltd.	174,932	8,263,788
*	Euronet Worldwide, Inc.	71,012	5,456,562
	Evans Bancorp, Inc.	8,786	217,190
	Evercore, Inc., Class A	70,215	9,140,589
	Everest Group Ltd.	42,252	16,715,736
	EVERTEC, Inc.	112,423	3,572,803
#*	EZCORP, Inc., Class A	133,758	1,096,816
#	F&G Annuities & Life, Inc.	36,363	1,115,980
	FactSet Research Systems, Inc.	32,638	14,096,026
#	Farmers & Merchants Bancorp, Inc.	1,121	19,528
	Farmers National Banc Corp.	27,473	310,170
	FB Financial Corp.	76,115	2,235,498
	Federal Agricultural Mortgage Corp., Class A	1,374	166,220
	Federal Agricultural Mortgage Corp., Class C	20,856	3,098,367
	Federated Hermes, Inc.	209,546	6,642,608
*	FFBW, Inc.	6,031	66,715
#	Fidelity D&D Bancorp, Inc.	1,322	59,226
	Fidelity National Financial, Inc.	451,696	17,656,797
	Fidelity National Information Services, Inc.	308,678	15,159,177
	Fifth Third Bancorp	628,365	14,898,534
	Financial Institutions, Inc.	40,612	643,294
	Finward Bancorp	1,270	23,031
*	Finwise Bancorp	5,896	50,116
	First American Financial Corp.	184,793	9,505,752
#	First Bancorp	58,959	1,710,990
	First BanCorp	464,247	6,197,697
	First Bancorp, Inc.	21,518	504,167
#	First Bancshares, Inc.	22,380	542,044
#	First Bank	31,327	346,477
#	First Busey Corp.	99,994	1,985,881

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	16,313	$500,809
	First Capital, Inc.	3,880	93,120
	First Citizens BancShares, Inc., Class A	21,001	28,996,921
	First Commonwealth Financial Corp.	226,842	2,762,936
#	First Community Bankshares, Inc.	42,770	1,396,440
#	First Community Corp.	13,022	230,489
	First Financial Bancorp	206,935	3,828,297
#	First Financial Bankshares, Inc.	211,177	5,078,807
	First Financial Corp.	20,099	691,607
	First Financial Northwest, Inc.	14,137	153,245
#	First Foundation, Inc.	68,208	309,664
	First Hawaiian, Inc.	112,025	2,008,608
	First Horizon Corp.	732,194	7,871,085
	First Internet Bancorp	18,211	298,114
	First Interstate BancSystem, Inc., Class A	90,331	2,083,936
	First Merchants Corp.	52,592	1,436,288
#	First Mid Bancshares, Inc.	32,619	891,151
	First National Corp.	1,287	24,324
#	First Northwest Bancorp	18,454	239,717
	First of Long Island Corp.	46,761	502,213
#	First Savings Financial Group, Inc.	2,715	40,182
#*	First Seacoast Bancorp, Inc.	23	153
	First U.S. Bancshares, Inc.	5,297	45,528
	First United Corp.	12,304	201,540
*	First Western Financial, Inc.	526	7,033
	FirstCash Holdings, Inc.	72,932	7,943,753
*	Fiserv, Inc.	253,288	28,811,510
*	FleetCor Technologies, Inc.	88,306	19,883,862
	Flushing Financial Corp.	84,074	1,037,473
#*	Flywire Corp.	56,712	1,524,986
	FNB Corp.	427,938	4,574,657
#	FNCB Bancorp, Inc.	17,421	98,254
	Franklin Financial Services Corp.	4,397	140,704
	Franklin Resources, Inc.	238,053	5,425,228
	FS Bancorp, Inc.	18,178	524,799
	Fulton Financial Corp.	322,938	4,194,965
#*	FVCBankcorp, Inc.	3,394	37,062
*	Genworth Financial, Inc., Class A	399,633	2,393,802
	German American Bancorp, Inc.	52,192	1,426,407
#	Glacier Bancorp, Inc.	150,692	4,549,391
	Global Payments, Inc.	151,241	16,064,819
	Globe Life, Inc.	120,236	13,990,661
	Goldman Sachs Group, Inc.	176,078	53,459,042
#*	Goosehead Insurance, Inc., Class A	2,415	156,661
	Great Southern Bancorp, Inc.	26,142	1,299,780
*	Green Dot Corp., Class A	70,666	790,046
	Greenhill & Co., Inc.	27,319	404,594
*	Greenlight Capital Re Ltd., Class A	35,164	392,079
#	Guaranty Bancshares, Inc.	14,621	417,137
#*	Hallmark Financial Services, Inc.	2,340	4,493
	Hamilton Lane, Inc., Class A	33,121	2,786,139
	Hancock Whitney Corp.	139,177	4,791,864
	Hanmi Financial Corp.	57,635	846,082
	Hanover Insurance Group, Inc.	69,351	8,128,631
	HarborOne Bancorp, Inc.	113,552	1,117,352
	Hartford Financial Services Group, Inc.	430,639	31,630,435
	Hawthorn Bancshares, Inc.	11,816	206,189
	HBT Financial, Inc.	930	16,740
#	HCI Group, Inc.	16,205	955,609

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Heartland Financial USA, Inc.	150,909	$4,134,907
#	Hennessy Advisors, Inc.	13,944	92,030
	Heritage Commerce Corp.	70,157	573,884
	Heritage Financial Corp.	61,701	1,003,875
*	Heritage Global, Inc.	13,449	41,557
*	Heritage Insurance Holdings, Inc.	40,103	237,009
	Hilltop Holdings, Inc.	173,804	4,800,466
#	Hingham Institution For Savings The	4,610	684,954
	HMN Financial, Inc.	6,890	125,398
	Home Bancorp, Inc.	10,988	376,559
	Home BancShares, Inc.	205,040	4,193,068
#	Home Federal Bancorp, Inc. of Louisiana	2,148	26,399
	HomeStreet, Inc.	38,363	185,293
	HomeTrust Bancshares, Inc.	761	15,684
	Hope Bancorp, Inc.	415,445	3,639,298
	Horace Mann Educators Corp.	71,241	2,260,477
#	Horizon Bancorp, Inc.	84,799	804,743
	Houlihan Lokey, Inc.	85,808	8,625,420
	Huntington Bancshares, Inc.	1,334,654	12,879,411
#*	I3 Verticals, Inc., Class A	12,000	225,000
#*	ICC Holdings, Inc.	1,000	15,590
#	IF Bancorp, Inc.	2,855	39,970
	Independent Bank Corp.	59,968	2,926,438
	Independent Bank Corp.	40,227	802,529
	Independent Bank Group, Inc.	41,506	1,467,237
	Interactive Brokers Group, Inc., Class A	49,433	3,958,100
	Intercontinental Exchange, Inc.	251,052	26,973,027
	International Bancshares Corp.	132,955	5,827,418
*	International Money Express, Inc.	41,736	666,107
	Invesco Ltd.	300,238	3,894,087
	Investar Holding Corp.	17,620	167,038
	Investors Title Co.	3,752	539,575
	Jack Henry & Associates, Inc.	57,952	8,170,652
#	Jackson Financial, Inc., Class A	59,681	2,190,889
	James River Group Holdings Ltd.	38,429	528,399
	Janus Henderson Group PLC	166,068	3,831,189
	Jefferies Financial Group, Inc.	389,778	12,543,056
	JPMorgan Chase & Co.	2,201,688	306,166,733
#	Kearny Financial Corp.	146,974	1,020,000
	Kemper Corp.	93,006	3,709,079
	Kentucky First Federal Bancorp	6,958	31,033
	KeyCorp	623,452	6,371,679
*	Kingstone Cos., Inc.	16,836	32,662
	Kinsale Capital Group, Inc.	25,262	8,435,234
	KKR & Co., Inc.	223,300	12,370,820
	Lake Shore Bancorp, Inc.	2,985	29,193
	Lakeland Bancorp, Inc.	92,933	1,048,284
#	Lakeland Financial Corp.	54,013	2,660,140
#	Landmark Bancorp, Inc.	7,229	120,652
	LCNB Corp.	23,728	331,955
*	LendingClub Corp.	107,999	560,515
#*	LendingTree, Inc.	17,549	232,173
#	Lincoln National Corp.	149,386	3,252,133
	Live Oak Bancshares, Inc.	84,193	2,428,968
	Loews Corp.	227,665	14,572,837
	LPL Financial Holdings, Inc.	88,990	19,980,035
	Luther Burbank Corp.	14,573	118,624
	M&T Bank Corp.	98,280	11,081,070
	Macatawa Bank Corp.	49,328	450,365

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Magyar Bancorp, Inc.	5,872	$52,848
#*	Maiden Holdings Ltd.	184,895	303,228
#	MainStreet Bancshares, Inc.	901	17,371
*	Markel Group, Inc.	10,873	15,988,964
	MarketAxess Holdings, Inc.	26,420	5,647,275
*	Marqeta, Inc., Class A	355,792	1,839,445
	Marsh & McLennan Cos., Inc.	310,585	58,902,445
	Mastercard, Inc., Class A	579,715	218,175,740
*	MBIA, Inc.	241,094	1,658,727
	Mercantile Bank Corp.	35,141	1,157,545
#	Merchants Bancorp	3,251	97,172
	Mercury General Corp.	87,017	2,687,085
	Meridian Corp.	6,743	67,430
	MetLife, Inc.	297,190	17,834,372
	Metrocity Bankshares, Inc.	651	13,046
#*	Metropolitan Bank Holding Corp.	6,059	196,372
	MGIC Investment Corp.	234,106	3,942,345
	Mid Penn Bancorp, Inc.	15,966	304,312
	Middlefield Banc Corp.	11,702	298,401
	Midland States Bancorp, Inc.	49,912	1,089,080
#*	Midwest Holding, Inc.	1,003	26,178
	MidWestOne Financial Group, Inc.	29,338	584,413
#	Moelis & Co., Class A	68,734	2,862,084
	Moody’s Corp.	105,554	32,510,632
	Morgan Stanley	934,894	66,209,193
#	Morningstar, Inc.	65,738	16,647,491
*	Mr Cooper Group, Inc.	20,870	1,179,781
	MSCI, Inc.	45,780	21,587,559
	MVB Financial Corp.	21,074	414,104
	Nasdaq, Inc.	376,167	18,657,883
	National Bank Holdings Corp., Class A	58,186	1,814,239
#	National Bankshares, Inc.	4,012	94,282
	National Western Life Group, Inc., Class A	7,419	3,552,959
	Navient Corp.	431,770	6,869,461
	NBT Bancorp, Inc.	85,870	2,874,069
*	NCR Atleos Corp.	111,031	2,449,344
	Nelnet, Inc., Class A	64,519	5,471,856
*	NerdWallet, Inc., Class A	38,140	411,149
	New York Community Bancorp, Inc.	1,487,714	14,103,529
*	NI Holdings, Inc.	17,482	221,847
#*	Nicholas Financial, Inc.	9,629	45,256
#	Nicolet Bankshares, Inc.	23,120	1,683,598
*	NMI Holdings, Inc., Class A	154,232	4,218,245
	Northeast Bank	14,207	678,242
#	Northeast Community Bancorp, Inc.	2,484	37,856
	Northern Trust Corp.	149,423	9,848,470
	Northfield Bancorp, Inc.	132,003	1,135,226
	Northrim BanCorp, Inc.	8,802	367,131
	Northwest Bancshares, Inc.	183,036	1,907,235
#	Norwood Financial Corp.	6,580	168,514
#	Oak Valley Bancorp	8,602	214,620
	OceanFirst Financial Corp.	131,392	1,663,423
*	Ocwen Financial Corp.	12,471	299,803
	OFG Bancorp	110,128	3,261,991
	Ohio Valley Banc Corp.	6,853	163,787
	Old National Bancorp	288,520	3,952,724
	Old Point Financial Corp.	2,092	32,572
	Old Republic International Corp.	490,431	13,428,001
	Old Second Bancorp, Inc.	62,273	844,422

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	OneMain Holdings, Inc.	201,974	$7,256,926
	OP Bancorp	4,745	40,095
*	Open Lending Corp., Class A	145,171	869,574
*	Oportun Financial Corp.	7,685	44,957
	Oppenheimer Holdings, Inc., Class A	13,697	480,354
#*	OptimumBank Holdings, Inc.	1,636	5,170
	Orange County Bancorp, Inc.	232	10,231
#	Origin Bancorp, Inc.	8,282	245,064
	Orrstown Financial Services, Inc.	16,387	345,930
*	Oscar Health, Inc., Class A	413,102	2,115,082
	Pacific Premier Bancorp, Inc.	90,814	1,725,466
	PacWest Bancorp	172,640	1,222,291
*	Palomar Holdings, Inc.	22,239	1,113,729
#	Park National Corp.	27,187	2,756,490
	Parke Bancorp, Inc.	25,101	422,701
#	Pathfinder Bancorp, Inc.	4,141	53,088
	Pathward Financial, Inc.	76,339	3,457,393
*	Patriot National Bancorp, Inc.	1,773	10,532
*	Paymentus Holdings, Inc., Class A	2,519	36,677
#*	Payoneer Global, Inc.	86,821	502,694
*	PayPal Holdings, Inc.	414,542	21,473,276
#*	Paysafe Ltd.	60,775	590,733
#	PCB Bancorp	4,911	75,531
	Peapack-Gladstone Financial Corp.	33,376	779,997
#	Penns Woods Bancorp, Inc.	12,528	264,090
#	PennyMac Financial Services, Inc.	56,978	3,828,922
	Peoples Bancorp of North Carolina, Inc.	12,672	285,120
	Peoples Bancorp, Inc.	74,471	2,053,910
	Peoples Financial Services Corp.	1,710	67,049
	Pinnacle Financial Partners, Inc.	118,118	7,365,838
*	Pioneer Bancorp, Inc.	8,424	69,077
	Piper Sandler Cos	33,328	4,660,921
#	PJT Partners, Inc., Class A	17,282	1,354,218
	Plumas Bancorp	9,875	337,231
	PNC Financial Services Group, Inc.	220,907	25,287,224
#*	Ponce Financial Group, Inc.	34,466	268,145
	Popular, Inc.	158,245	10,292,255
*	PRA Group, Inc.	138,372	1,703,359
	Preferred Bank	32,744	1,950,560
	Premier Financial Corp.	79,652	1,381,962
	Primerica, Inc.	94,923	18,145,481
	Primis Financial Corp.	64,603	604,684
#	Princeton Bancorp, Inc.	9,863	295,890
	Principal Financial Group, Inc.	244,825	16,569,756
	ProAssurance Corp.	94,656	1,609,152
*	PROG Holdings, Inc.	117,289	3,212,546
	Progressive Corp.	220,073	34,791,341
	Prosperity Bancshares, Inc.	106,783	5,823,945
*	Provident Bancorp, Inc.	24,763	240,201
	Provident Financial Holdings, Inc.	15,618	186,635
	Provident Financial Services, Inc.	120,571	1,694,023
	Prudential Financial, Inc.	414,824	37,931,507
	QCR Holdings, Inc.	35,788	1,698,141
	Radian Group, Inc.	139,181	3,526,847
	Raymond James Financial, Inc.	225,121	21,485,548
	RBB Bancorp	39,120	452,618
	Red River Bancshares, Inc.	1,038	48,246
	Regional Management Corp.	21,263	528,598
	Regions Financial Corp.	862,555	12,532,924

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Reinsurance Group of America, Inc.	76,308	$11,405,757
*	Remitly Global, Inc.	41,129	1,107,604
	RenaissanceRe Holdings Ltd.	62,334	13,687,923
	Renasant Corp.	197,279	4,811,635
*	Repay Holdings Corp.	38,112	228,291
	Republic Bancorp, Inc., Class A	31,833	1,406,700
*	Rhinebeck Bancorp, Inc.	2,243	14,310
	Richmond Mutual BanCorp, Inc.	7,052	69,180
	Riverview Bancorp, Inc.	50,627	270,854
	RLI Corp.	70,993	9,459,107
*	Robinhood Markets, Inc., Class A	179,508	1,640,703
#*	Rocket Cos., Inc., Class A	38,289	282,956
	S&P Global, Inc.	134,834	47,098,865
	S&T Bancorp, Inc.	64,697	1,666,595
#*	Safeguard Scientifics, Inc.	51	51
	Safety Insurance Group, Inc.	34,513	2,594,342
	Sandy Spring Bancorp, Inc.	147,356	3,013,430
	SB Financial Group, Inc.	9,865	137,814
	Seacoast Banking Corp. of Florida	90,241	1,823,771
*	Security National Financial Corp., Class A	27,404	189,362
	SEI Investments Co.	218,654	11,732,974
	Selective Insurance Group, Inc.	107,139	11,154,241
#	ServisFirst Bancshares, Inc.	99,303	4,683,129
#*	Shift4 Payments, Inc., Class A	39,895	1,776,125
	Shore Bancshares, Inc.	70,386	722,160
	Sierra Bancorp	41,993	739,077
	Silvercrest Asset Management Group, Inc., Class A	14,147	251,109
#	Simmons First National Corp., Class A	376,491	5,349,937
#*	SiriusPoint Ltd.	284,802	2,805,300
	SLM Corp.	922,220	11,988,860
	SmartFinancial, Inc.	13,209	275,408
#*	SoFi Technologies, Inc.	740,434	5,590,277
#	Sound Financial Bancorp, Inc.	3,278	120,303
	South Plains Financial, Inc.	4,885	131,016
#*	Southern First Bancshares, Inc.	15,913	429,651
	Southern Missouri Bancorp, Inc.	8,071	326,472
	Southern States Bancshares, Inc.	1,599	37,129
#	Southside Bancshares, Inc.	58,239	1,554,981
#	SouthState Corp.	70,531	4,662,099
	State Street Corp.	190,786	12,330,499
#	Stellar Bancorp, Inc.	64,795	1,408,643
	StepStone Group, Inc., Class A	15,393	435,622
#*	Sterling Bancorp, Inc.	16,211	89,809
	Stewart Information Services Corp.	59,412	2,594,522
	Stifel Financial Corp.	184,922	10,540,554
#	Stock Yards Bancorp, Inc.	56,291	2,201,541
#*	StoneX Group, Inc.	35,957	3,427,421
	Summit Financial Group, Inc.	8,032	172,688
	Summit State Bank	8,370	106,717
	Synchrony Financial	525,919	14,752,028
	Synovus Financial Corp.	152,375	3,972,416
	T Rowe Price Group, Inc.	174,833	15,822,386
	Territorial Bancorp, Inc.	19,133	147,707
*	Texas Capital Bancshares, Inc.	99,466	5,476,598
#	TFS Financial Corp.	218,287	2,588,884
*	Third Coast Bancshares, Inc.	857	13,292
	Timberland Bancorp, Inc.	15,487	436,579
	Tiptree, Inc.	80,023	1,209,148
#*	Toast, Inc., Class A	176,961	2,829,606

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Tompkins Financial Corp.	25,289	$1,266,473
	Towne Bank	84,939	2,033,440
	Tradeweb Markets, Inc., Class A	19,981	1,798,490
	Travelers Cos., Inc.	284,421	47,623,452
	TriCo Bancshares	58,564	1,894,545
*	Triumph Financial, Inc.	58,000	3,610,500
	Truist Financial Corp.	583,803	16,556,653
#*	Trupanion, Inc.	8,654	178,272
	TrustCo Bank Corp.	33,497	855,178
	Trustmark Corp.	141,314	2,841,825
	U.S. Bancorp	486,483	15,509,078
	U.S. Global Investors, Inc., Class A	2,359	6,511
	UMB Financial Corp.	63,040	3,953,869
	Union Bankshares, Inc.	863	23,292
#	United Bancorp, Inc.	5,663	57,140
	United Bancshares, Inc.	3,436	59,340
	United Bankshares, Inc.	116,458	3,312,066
	United Community Banks, Inc.	119,338	2,636,176
	United Fire Group, Inc.	89,921	1,811,009
	United Security Bancshares	32,153	249,829
	Unity Bancorp, Inc.	24,003	577,512
	Universal Insurance Holdings, Inc.	90,094	1,410,872
	Univest Financial Corp.	101,718	1,694,622
	Unum Group	281,779	13,778,993
*	USCB Financial Holdings, Inc.	2,931	31,479
	UWM Holdings Corp.	13,609	66,004
#	Valley National Bancorp	546,286	4,250,105
#	Value Line, Inc.	6,620	271,089
#*	Velocity Financial, Inc.	7,937	91,672
	Veritex Holdings, Inc.	100,216	1,725,720
	Victory Capital Holdings, Inc., Class A	16,401	483,173
#	Virginia National Bankshares Corp.	1,583	48,646
	Virtu Financial, Inc., Class A	78,730	1,455,718
	Virtus Investment Partners, Inc.	15,702	2,892,779
#	Visa, Inc., Class A	913,551	214,775,840
	Voya Financial, Inc.	182,238	12,168,031
	W R Berkley Corp.	263,688	17,777,845
#	WaFd, Inc.	160,091	3,951,046
	Walker & Dunlop, Inc.	78,369	5,078,311
	Washington Trust Bancorp, Inc.	21,069	488,590
	Waterstone Financial, Inc.	71,763	775,040
	Webster Financial Corp.	295,129	11,206,048
	Wells Fargo & Co.	1,702,102	67,692,597
	WesBanco, Inc.	209,093	5,099,778
#	West BanCorp, Inc.	47,487	780,211
	Westamerica BanCorp	37,250	1,759,690
	Western Alliance Bancorp	219,887	9,037,356
	Western New England Bancorp, Inc.	67,567	484,455
	Western Union Co.	339,451	3,832,402
	Westwood Holdings Group, Inc.	20,935	190,299
*	WEX, Inc.	54,669	9,101,295
	White Mountains Insurance Group Ltd.	6,648	9,511,626
	Willis Towers Watson PLC	83,176	19,620,387
	Wintrust Financial Corp.	112,101	8,372,824
#	WisdomTree, Inc.	144,004	892,825
#*	World Acceptance Corp.	15,516	1,530,188
	WSFS Financial Corp.	84,031	2,974,697
	WVS Financial Corp.	803	9,837

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Zions Bancorp NA	265,578	$8,193,081

TOTAL FINANCIALS			3,946,923,561

HEALTH CARE — (11.1%)
*	10X Genomics, Inc., Class A	45,460	1,603,829
#*	2seventy bio, Inc.	24,709	60,290
*	4D Molecular Therapeutics, Inc.	5,124	55,032
	Abbott Laboratories	745,260	70,464,333
	AbbVie, Inc.	1,217,399	171,872,391
*	AC Immune SA	4,792	14,376
*	Acadia Healthcare Co., Inc.	172,761	12,699,661
*	Accolade, Inc.	130,778	850,057
#*	Accuray, Inc.	114,423	302,077
#††	Achillion Pharmaceuticals, Inc.	281,426	75,985
*	Aclaris Therapeutics, Inc.	15,871	79,038
*	Acumen Pharmaceuticals, Inc.	1,866	3,489
*	Acurx Pharmaceuticals, Inc.	1,403	7,506
*	AdaptHealth Corp.	5,463	40,044
#*	Adaptive Biotechnologies Corp.	396,093	1,758,653
*	Addus HomeCare Corp.	32,028	2,527,009
*	ADMA Biologics, Inc.	110,440	373,287
††	Aduro Biotech, Inc.	7,016	18,452
	Agilent Technologies, Inc.	129,989	13,436,963
*	Agiliti, Inc.	39,432	222,002
#*	agilon health, Inc.	115,084	2,071,512
*	Agios Pharmaceuticals, Inc.	57,032	1,198,242
††	Albireo Pharma, Inc.	28,723	155,391
*	Alector, Inc.	18,050	93,860
*	Align Technology, Inc.	25,063	4,626,379
*	Alkermes PLC	126,334	3,056,019
#*	Allogene Therapeutics, Inc.	106,812	301,210
*	Alnylam Pharmaceuticals, Inc.	30,629	4,649,482
*	Alpine Immune Sciences, Inc.	6,024	61,686
#*	Altimmune, Inc.	29,511	71,122
*	Amedisys, Inc.	22,205	2,031,535
*	American Shared Hospital Services	797	1,865
*	American Well Corp., Class A	99,255	116,128
	Amgen, Inc.	373,973	95,624,896
*	AMN Healthcare Services, Inc.	106,651	8,090,545
#*	Amneal Pharmaceuticals, Inc.	33,304	128,886
*	Amphastar Pharmaceuticals, Inc.	51,879	2,348,562
#*	AnaptysBio, Inc.	17,994	293,482
*	AngioDynamics, Inc.	45,160	279,992
*	ANI Pharmaceuticals, Inc.	31,770	1,961,480
*	Anika Therapeutics, Inc.	50,280	980,460
#*	Anixa Biosciences, Inc.	3,561	11,253
#*	Apollo Medical Holdings, Inc.	24,032	750,039
#*	Apyx Medical Corp.	32,495	74,414
*	Arcturus Therapeutics Holdings, Inc.	37,051	707,674
*	Arcus Biosciences, Inc.	128,240	2,014,650
*	ARS Pharmaceuticals, Inc.	7,081	25,279
#*	Artivion, Inc.	68,990	878,933
*	Arvinas, Inc.	41,570	670,108
*	AtriCure, Inc.	61,025	2,113,906
	Atrion Corp.	2,837	970,197
*	Avanos Medical, Inc.	164,920	3,027,931
*	Avantor, Inc.	195,500	3,407,565
#*	Avid Bioservices, Inc.	162,061	996,675
#*	Avidity Biosciences, Inc.	83,199	428,475

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Avita Medical, Inc.	2,421	$22,540
*	Axogen, Inc.	53,700	201,912
#*	Axonics, Inc.	41,634	2,132,077
#*	Azenta, Inc.	54,207	2,463,708
	Baxter International, Inc.	202,931	6,581,052
#*	Beam Therapeutics, Inc.	39,311	831,035
	Becton Dickinson & Co.	114,489	28,940,529
#*	Beyond Air, Inc.	3,422	7,973
*	Biogen, Inc.	96,234	22,859,424
#*	BioLife Solutions, Inc.	87,535	884,104
*	BioMarin Pharmaceutical, Inc.	64,229	5,231,452
*	Biomea Fusion, Inc.	1,758	17,967
*	Bio-Rad Laboratories, Inc., Class A	22,033	6,065,244
	Bio-Techne Corp.	82,412	4,502,168
*	Bioventus, Inc., Class A	1,448	5,401
#*	Bluebird Bio, Inc.	94,359	278,359
*	Boston Scientific Corp.	530,072	27,134,386
	Bristol-Myers Squibb Co.	1,407,465	72,526,671
#*	Brookdale Senior Living, Inc.	297,968	1,165,055
	Bruker Corp.	232,721	13,265,097
	Cardinal Health, Inc.	216,292	19,682,572
#*	CareDx, Inc.	41,872	226,528
*	Caribou Biosciences, Inc.	4,587	16,651
*	Castle Biosciences, Inc.	26,267	410,291
*	Catalent, Inc.	180,741	6,215,683
*	Catalyst Pharmaceuticals, Inc.	75,948	942,515
*	Celcuity, Inc.	400	4,260
*	Celldex Therapeutics, Inc.	13,737	323,094
	Cencora, Inc.	149,912	27,756,207
*	Centene Corp.	359,764	24,816,521
*	Certara, Inc.	106,221	1,294,834
*	Charles River Laboratories International, Inc.	36,391	6,126,789
	Chemed Corp.	21,936	12,342,290
»	Chinook Therapeutics, Inc.	54,163	21,124
	Cigna Group	239,976	74,200,579
#*	Cogent Biosciences, Inc.	50,738	414,022
*	Collegium Pharmaceutical, Inc.	55,430	1,206,157
#*	Community Health Systems, Inc.	177,878	380,659
*	Computer Programs & Systems, Inc.	49,455	696,821
#	CONMED Corp.	48,768	4,752,929
††	Contra Abiomed, Inc.	26,621	415,554
	Cooper Cos., Inc.	38,949	12,142,351
*	Corcept Therapeutics, Inc.	127,198	3,571,720
*	CorVel Corp.	35,516	6,887,973
*	Crinetics Pharmaceuticals, Inc.	20,155	590,340
#*»	CRISPR Therapeutics AG	219,383	8,540,580
*	Cross Country Healthcare, Inc.	88,677	2,053,759
#*	CryoPort, Inc.	42,681	414,006
#*	Cue Biopharma, Inc.	22,259	46,744
*	Cullinan Oncology, Inc.	2,346	21,888
*	Cumberland Pharmaceuticals, Inc.	22,381	42,300
	CVS Health Corp.	855,140	59,013,211
#*	Cymabay Therapeutics, Inc.	2,917	47,780
	Danaher Corp.	249,608	47,929,728
*	DaVita, Inc.	159,980	12,355,255
#*	Day One Biopharmaceuticals, Inc.	21,852	258,509
*	Deciphera Pharmaceuticals, Inc.	128,933	1,545,907
*	Definitive Healthcare Corp., Class A	50,367	290,114
*	Denali Therapeutics, Inc.	68,979	1,298,875

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	DENTSPLY SIRONA, Inc.	104,330	$3,172,675
*	Design Therapeutics, Inc.	6,389	13,034
*	Dexcom, Inc.	107,815	9,577,206
*	Dominari Holdings, Inc.	2,503	4,806
#*	Doximity, Inc., Class A	70,389	1,438,047
#*	Dynavax Technologies Corp.	160,564	2,281,614
#*	Dyne Therapeutics, Inc.	118,428	834,917
*	Eagle Pharmaceuticals, Inc.	23,435	321,763
#*	Edgewise Therapeutics, Inc.	7,775	49,760
#*	Editas Medicine, Inc.	120,640	805,875
*	Edwards Lifesciences Corp.	221,790	14,132,459
*	Elanco Animal Health, Inc.	328,536	2,894,402
*	Electromed, Inc.	5,226	55,030
	Elevance Health, Inc.	134,124	60,367,871
	Eli Lilly & Co.	520,601	288,376,512
	Elicio Operating Co., Inc.	100	663
#	Embecta Corp.	62,302	942,006
#*	Emergent BioSolutions, Inc.	49,588	103,639
*	Enanta Pharmaceuticals, Inc.	24,182	218,122
	Encompass Health Corp.	181,614	11,361,772
#*	Enhabit, Inc.	113,719	838,109
*	Enovis Corp.	107,564	4,937,188
	Ensign Group, Inc.	97,067	9,376,672
*	Envista Holdings Corp.	147,712	3,437,258
#*	enVVeno Medical Corp.	4,348	19,131
#*	Enzo Biochem, Inc.	107,986	144,701
*	Evolent Health, Inc., Class A	74,967	1,831,444
#*	Exact Sciences Corp.	76,092	4,686,506
*	Exagen, Inc.	4,304	7,059
*	Exelixis, Inc.	264,077	5,437,345
#*	FONAR Corp.	11,430	154,877
*	Fortrea Holdings, Inc.	99,818	2,834,831
*	Fulcrum Therapeutics, Inc.	686	2,497
#*	Fulgent Genetics, Inc.	33,209	795,023
*	Gain Therapeutics, Inc.	3,313	9,475
*	GE HealthCare Technologies, Inc.	291,651	19,415,207
	Gilead Sciences, Inc.	937,135	73,602,583
*	Glaukos Corp.	36,851	2,513,238
*	Globus Medical, Inc., Class A	169,886	7,765,489
#*	GoodRx Holdings, Inc., Class A	47,774	235,526
#*	Graphite Bio, Inc.	1,112	2,769
*	Great Elm Group, Inc.	32,106	57,149
*	Haemonetics Corp.	76,775	6,543,533
*	Halozyme Therapeutics, Inc.	77,759	2,633,697
*	Harmony Biosciences Holdings, Inc.	59,358	1,397,287
#*	Harrow, Inc.	19,091	273,670
*	Harvard Bioscience, Inc.	100,799	442,508
	HCA Healthcare, Inc.	124,520	28,158,953
*	Health Catalyst, Inc.	86,794	650,087
*	HealthEquity, Inc.	85,129	6,102,047
	HealthStream, Inc.	65,532	1,664,513
*	Henry Schein, Inc.	168,064	10,920,799
*	Hims & Hers Health, Inc.	188,499	1,127,224
*	Hologic, Inc.	269,637	17,841,880
	Humana, Inc.	72,592	38,015,704
*	ICU Medical, Inc.	3,923	384,689
#*	Ideaya Biosciences, Inc.	73,253	1,990,284
*	IDEXX Laboratories, Inc.	57,965	23,155,279
*	Ikena Oncology, Inc.	6,064	24,438

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Illumina, Inc.	47,772	$5,227,212
*	ImmuCell Corp.	1,149	5,802
*	ImmunoGen, Inc.	120,456	1,789,976
*	Immunome, Inc.	2,913	25,634
*	ImmunoPrecise Antibodies Ltd.	3,172	7,327
*	Immunovant, Inc.	14,787	488,710
*	Inari Medical, Inc.	20,024	1,215,657
*	Incyte Corp.	75,147	4,052,678
*	InfuSystem Holdings, Inc.	25,741	246,599
#*	Innoviva, Inc.	123,204	1,528,962
*	Inogen, Inc.	29,960	133,921
*	Insulet Corp.	17,168	2,275,962
*	Integer Holdings Corp.	73,078	5,931,741
*	Integra LifeSciences Holdings Corp.	96,708	3,477,620
*	Intellia Therapeutics, Inc.	106,362	2,664,368
*	Intuitive Surgical, Inc.	120,861	31,692,171
*	Iovance Biotherapeutics, Inc.	530,034	2,024,730
*	IQVIA Holdings, Inc.	191,105	34,557,517
	iRadimed Corp.	6,081	247,740
#*	Ironwood Pharmaceuticals, Inc.	428,792	3,846,264
#*	iTeos Therapeutics, Inc.	67,897	683,044
*	Jazz Pharmaceuticals PLC	54,044	6,864,669
	Johnson & Johnson	1,664,083	246,850,072
#*	Joint Corp.	33,568	262,166
#*	KalVista Pharmaceuticals, Inc.	29,232	248,180
#*	Keros Therapeutics, Inc.	4,322	123,350
*	Kewaunee Scientific Corp.	3,487	62,069
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	105,850
*	Kodiak Sciences, Inc.	1,600	2,320
#*	KORU Medical Systems, Inc.	469	1,065
*	Krystal Biotech, Inc.	22,253	2,600,708
*	Kura Oncology, Inc.	90,631	765,832
#*	Kymera Therapeutics, Inc.	66,654	777,852
	Laboratory Corp. of America Holdings	99,818	19,936,649
#*	Lantern Pharma, Inc.	1,951	4,848
*	Lantheus Holdings, Inc.	115,540	7,463,884
*	Larimar Therapeutics, Inc.	4,152	12,165
	LeMaitre Vascular, Inc.	37,067	1,800,715
*	LENSAR, Inc.	23,475	50,471
#*	LifeStance Health Group, Inc.	12,214	71,208
#*	Ligand Pharmaceuticals, Inc.	38,914	2,034,813
*	LivaNova PLC	47,110	2,310,746
*	Longboard Pharmaceuticals, Inc.	3,563	19,294
#*	Lumos Pharma, Inc.	950	3,496
*	Lyra Therapeutics, Inc.	2,628	7,805
#*	MacroGenics, Inc.	56,493	294,893
*	Maravai LifeSciences Holdings, Inc., Class A	178,444	1,224,126
#*	Marinus Pharmaceuticals, Inc.	10,918	75,771
#*	Masimo Corp.	44,429	3,604,525
	McKesson Corp.	83,179	37,876,389
*	MediciNova, Inc.	17,242	32,932
*	Medpace Holdings, Inc.	44,057	10,691,312
	Medtronic PLC	423,690	29,895,566
#*	MeiraGTx Holdings PLC	6,793	30,704
	Merck & Co., Inc.	1,091,150	112,061,105
*	Merit Medical Systems, Inc.	88,525	6,085,209
#*	Merrimack Pharmaceuticals, Inc.	26,708	326,639
#	Mesa Laboratories, Inc.	8,192	768,655
*	Mettler-Toledo International, Inc.	17,972	17,706,014

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Milestone Pharmaceuticals, Inc.	4,105	$10,509
*	Mirati Therapeutics, Inc.	27,871	1,547,677
*	Moderna, Inc.	63,517	4,824,751
#*	ModivCare, Inc.	16,286	687,921
*	Molina Healthcare, Inc.	68,555	22,825,387
*	Morphic Holding, Inc.	16,825	335,659
#*	Myriad Genetics, Inc.	289,072	4,503,742
	National HealthCare Corp.	20,511	1,381,621
	National Research Corp.	17,501	739,592
*	Nautilus Biotechnology, Inc.	16,693	42,734
#*	NeoGenomics, Inc.	167,148	2,343,415
*	Neurocrine Biosciences, Inc.	42,614	4,727,597
#*	Nevro Corp.	29,775	429,653
*	NextGen Healthcare, Inc.	95,297	2,279,504
#*	Nurix Therapeutics, Inc.	95,762	535,310
#*	Nuvalent, Inc., Class A	14,882	775,203
*	Olema Pharmaceuticals, Inc.	101,816	1,353,135
*	OmniAb, Inc.	174,745	795,090
*»	OmniAb, Inc.	12,217	0
*»	OmniAb, Inc.	12,217	0
*	Omnicell, Inc.	47,576	1,690,851
#††	Opiant Pharmaceuticals, Inc.	3,087	741
#*	OptimizeRx Corp.	19,885	160,273
*	Option Care Health, Inc.	153,386	4,253,394
*	OraSure Technologies, Inc.	147,112	759,098
*	Organogenesis Holdings, Inc.	10,217	22,886
	Organon & Co.	155,349	2,297,612
*	Orthofix Medical, Inc.	66,279	731,720
#*	OrthoPediatrics Corp.	36,752	898,954
#*	Outset Medical, Inc.	396	1,402
*	Ovid therapeutics, Inc.	23,402	83,077
*	Owens & Minor, Inc.	184,066	2,637,666
#*	Pacific Biosciences of California, Inc.	222,892	1,377,473
*	Pacira BioSciences, Inc.	110,805	3,131,349
	Patterson Cos., Inc.	66,984	2,040,333
#*††	PDL BioPharma, Inc.	309,383	498,107
*	Pediatrix Medical Group, Inc.	108,674	1,245,404
*	Pennant Group, Inc.	57,609	626,210
*	Penumbra, Inc.	21,849	4,176,436
	Perrigo Co. PLC	478,514	13,226,127
*	PetIQ, Inc.	25,944	486,969
	Pfizer, Inc.	3,028,207	92,542,006
#*	PharmaCyte Biotech, Inc.	3,571	7,571
	Phibro Animal Health Corp., Class A	44,512	486,071
*	PMV Pharmaceuticals, Inc.	12,147	18,342
#*	Portage Biotech, Inc.	2,313	4,591
	Premier, Inc., Class A	273,600	5,258,592
*	Prestige Consumer Healthcare, Inc.	115,113	6,833,108
*	Pro-Dex, Inc.	7,945	139,196
*	Progyny, Inc.	47,431	1,463,721
*	Protagonist Therapeutics, Inc.	62,001	901,495
#*	Protara Therapeutics, Inc.	3,719	4,537
*	Prothena Corp. PLC	36,992	1,348,728
	Psychemedics Corp.	5,773	14,086
*	Pulmonx Corp.	2,638	23,188
*	Puma Biotechnology, Inc.	4,817	11,850
*	Quanterix Corp.	31,376	681,487
	Quest Diagnostics, Inc.	127,031	16,526,733
*	QuidelOrtho Corp.	3,520	215,002

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	R1 RCM, Inc.	28,255	$333,126
*	RadNet, Inc.	87,018	2,346,005
#*	Rallybio Corp.	4,539	19,064
*	RAPT Therapeutics, Inc.	71,489	940,080
#*	Recursion Pharmaceuticals, Inc., Class A	20,896	110,331
*	Regeneron Pharmaceuticals, Inc.	71,165	55,500,872
#*	REGENXBIO, Inc.	148,656	1,916,176
#*	Relay Therapeutics, Inc.	118,366	781,216
#*	Reneo Pharmaceuticals, Inc.	3,307	26,754
#*	Repare Therapeutics, Inc.	3,182	10,819
*	Repligen Corp.	47,174	6,347,733
#*	Replimune Group, Inc.	170,546	2,484,855
	ResMed, Inc.	80,564	11,377,248
*	REVOLUTION Medicines, Inc.	66,092	1,308,622
	Revvity, Inc.	90,478	7,496,102
*	Rocket Pharmaceuticals, Inc.	52,636	952,712
	Royalty Pharma PLC, Class A	115,043	3,091,205
#*	Sage Therapeutics, Inc.	82,780	1,550,469
*	Sarepta Therapeutics, Inc.	58,943	3,967,453
#*	Scholar Rock Holding Corp.	11,368	133,688
#*	Schrodinger, Inc.	91,440	1,984,248
*	scPharmaceuticals, Inc.	117	626
*	Seagen, Inc.	59,998	12,768,174
	Select Medical Holdings Corp.	262,281	5,961,647
#*	Semler Scientific, Inc.	902	26,311
*	Shattuck Labs, Inc.	10,727	17,378
*	Shockwave Medical, Inc.	21,177	4,367,968
*	SI-BONE, Inc.	4,155	70,677
#	SIGA Technologies, Inc.	83,095	423,785
#*	Sight Sciences, Inc.	38,514	61,045
#	Simulations Plus, Inc.	14,431	508,981
*	Soleno Therapeutics, Inc.	6,313	150,565
*	Solid Biosciences, Inc.	3,417	7,620
#*	SomaLogic, Inc.	4,050	9,032
#*	Sotera Health Co.	164,325	2,080,355
#*	SpringWorks Therapeutics, Inc.	75,033	1,718,256
*	STAAR Surgical Co.	30,022	1,255,520
	STERIS PLC	86,275	18,116,025
#*	Stoke Therapeutics, Inc.	14,578	55,542
	Stryker Corp.	134,011	36,212,452
*	Supernus Pharmaceuticals, Inc.	70,162	1,673,364
#*	Surgery Partners, Inc.	113,407	2,623,104
*	Surmodics, Inc.	24,348	717,292
*	Sutro Biopharma, Inc.	84,745	233,049
*	Tactile Systems Technology, Inc.	54,873	599,213
#*	Taro Pharmaceutical Industries Ltd.	63,694	2,163,048
#*	Tarsus Pharmaceuticals, Inc.	1,488	21,189
*	Teladoc Health, Inc.	146,048	2,415,634
	Teleflex, Inc.	36,897	6,816,721
*	Tenet Healthcare Corp.	162,661	8,734,896
#*	Terns Pharmaceuticals, Inc.	2,761	14,523
#*	TherapeuticsMD, Inc.	3,515	7,487
#*	Theravance Biopharma, Inc.	3,406	32,153
	Thermo Fisher Scientific, Inc.	171,737	76,383,466
#	Tourmaline Bio, Inc.	465	7,668
*	Twist Bioscience Corp.	121,019	1,907,259
	U.S. Physical Therapy, Inc.	23,794	2,001,313
*	UFP Technologies, Inc.	13,647	2,127,840
*	United Therapeutics Corp.	53,847	12,000,342

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	UnitedHealth Group, Inc.	461,505	$247,163,618
	Universal Health Services, Inc., Class B	131,742	16,585,000
	Utah Medical Products, Inc.	5,950	473,144
*	Vanda Pharmaceuticals, Inc.	78,746	344,907
#*	Varex Imaging Corp.	78,390	1,414,940
*	Veeva Systems, Inc., Class A	48,960	9,435,082
*	Veracyte, Inc.	71,693	1,485,479
#*	Veradigm, Inc.	263,469	3,475,156
*	Vericel Corp.	34,242	1,204,634
*	Vertex Pharmaceuticals, Inc.	108,217	39,186,458
	Viatris, Inc.	670,918	5,971,170
#*	Viking Therapeutics, Inc.	8,285	81,276
*	Vor BioPharma, Inc.	2,186	4,000
*	Voyager Therapeutics, Inc.	15,834	104,029
*	Waters Corp.	51,456	12,273,800
*	Werewolf Therapeutics, Inc.	7,314	18,285
	West Pharmaceutical Services, Inc.	51,177	16,289,127
#*	XBiotech, Inc.	1,680	7,022
*	Xencor, Inc.	217,101	3,766,702
*	Xenon Pharmaceuticals, Inc.	16,467	510,477
*	Xilio Therapeutics, Inc.	4,711	10,129
#*	XOMA Corp.	803	15,137
#*	Y-mAbs Therapeutics, Inc.	1,312	7,006
#*	Zentalis Pharmaceuticals, Inc.	61,024	998,353
	Zimmer Biomet Holdings, Inc.	83,203	8,687,225
*	Zimvie, Inc.	21,054	148,641
	Zoetis, Inc.	257,028	40,353,396

TOTAL HEALTH CARE			3,180,607,502

INDUSTRIALS — (12.8%)
#*	3D Systems Corp.	99,944	372,791
	3M Co.	371,133	33,754,546
	A O Smith Corp.	200,432	13,982,136
	AAON, Inc.	122,728	6,686,221
*	AAR Corp.	88,516	5,254,310
	ABM Industries, Inc.	133,168	5,238,829
	ACCO Brands Corp.	245,023	1,239,816
	Acme United Corp.	4,368	146,328
	Acuity Brands, Inc.	59,931	9,707,024
*	ACV Auctions, Inc., Class A	101,237	1,349,489
	Advanced Drainage Systems, Inc.	119,804	12,798,661
	AECOM	151,570	11,602,683
*	AeroVironment, Inc.	39,958	4,581,584
*	AerSale Corp.	4,432	67,765
	AGCO Corp.	156,855	17,984,994
	Air Lease Corp.	231,697	8,023,667
#*	Air T, Inc.	3,463	80,861
*	Air Transport Services Group, Inc.	136,465	2,670,620
	Alamo Group, Inc.	22,524	3,610,597
*	Alaska Air Group, Inc.	131,785	4,168,360
	Albany International Corp., Class A	55,813	4,554,899
*	Alight, Inc., Class A	245,903	1,632,796
	Allegiant Travel Co.	16,284	1,084,840
	Allegion PLC	89,351	8,788,564
	Allient, Inc.	31,960	882,096
	Allison Transmission Holdings, Inc.	214,626	10,821,443
*	Alpha Pro Tech Ltd.	8,900	35,600
#	Alta Equipment Group, Inc.	1,996	18,343
#*	Ameresco, Inc., Class A	54,488	1,424,861

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	American Airlines Group, Inc.	124,911	$1,392,758
#*	American Superconductor Corp.	32,521	203,744
*	American Woodmark Corp.	38,448	2,584,859
	AMETEK, Inc.	189,073	26,615,806
*	API Group Corp.	55,799	1,443,520
	Apogee Enterprises, Inc.	45,624	1,958,182
	Applied Industrial Technologies, Inc.	55,050	8,450,725
	ARC Document Solutions, Inc.	21,817	60,651
	ArcBest Corp.	52,615	5,728,721
	Arcosa, Inc.	101,752	7,028,011
	Argan, Inc.	35,110	1,605,931
	Armstrong World Industries, Inc.	87,624	6,649,785
#*	Array Technologies, Inc.	195,539	3,388,691
*	Art’s-Way Manufacturing Co., Inc.	2,230	4,371
*	ASGN, Inc.	89,668	7,483,691
	Astec Industries, Inc.	47,203	1,890,008
*	Astronics Corp.	34,609	530,556
*	Astronics Corp., Class B	10,587	153,511
*	Asure Software, Inc.	18,562	157,035
#*	Atkore, Inc.	102,243	12,706,760
	Automatic Data Processing, Inc.	282,935	61,742,076
*	Avalon Holdings Corp., Class A	6,700	13,333
*	Avis Budget Group, Inc.	64,765	10,543,742
*	Axon Enterprise, Inc.	38,595	7,892,292
*	AZEK Co., Inc.	107,684	2,821,321
	AZZ, Inc.	45,952	2,172,151
	Barnes Group, Inc.	72,834	1,514,219
	Barrett Business Services, Inc.	14,347	1,312,177
*	Beacon Roofing Supply, Inc.	125,285	8,916,533
	BGSF, Inc.	20,556	190,554
*	Blue Bird Corp.	9,063	165,037
*	BlueLinx Holdings, Inc.	11,595	824,520
*	Boeing Co.	293,933	54,912,563
	Boise Cascade Co.	96,903	9,084,656
	Booz Allen Hamilton Holding Corp.	143,983	17,267,881
*	Bowman Consulting Group Ltd.	713	18,944
	Brady Corp., Class A	82,315	4,235,930
*	BrightView Holdings, Inc.	8,500	57,290
	Brink’s Co.	62,803	4,199,009
	Broadridge Financial Solutions, Inc.	110,558	18,865,617
*	Broadwind, Inc.	37,600	98,512
*	Builders FirstSource, Inc.	341,227	37,029,954
	BWX Technologies, Inc.	127,681	9,484,145
#*	Byrna Technologies, Inc.	4,544	19,857
*	CACI International, Inc., Class A	45,785	14,869,137
	Carlisle Cos., Inc.	74,637	18,964,515
#	Carrier Global Corp.	727,586	34,676,749
*	Casella Waste Systems, Inc., Class A	26,879	2,028,021
	Caterpillar, Inc.	417,155	94,297,888
*	CBIZ, Inc.	101,190	5,257,832
*	CECO Environmental Corp.	72,221	1,168,536
#*	Ceridian HCM Holding, Inc.	76,517	4,897,853
	CH Robinson Worldwide, Inc.	151,396	12,388,735
#*	Chart Industries, Inc.	23,561	2,738,495
	Chicago Rivet & Machine Co.	474	8,319
*	Cimpress PLC	24,450	1,458,931
	Cintas Corp.	59,947	30,400,323
	Civeo Corp.	21,428	428,560
#*	Clarivate PLC	382,884	2,442,800

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Clean Harbors, Inc.	106,173	$16,315,605
	Columbus McKinnon Corp.	64,669	1,976,931
	Comfort Systems USA, Inc.	74,989	13,636,750
*	Commercial Vehicle Group, Inc.	52,032	362,663
	CompX International, Inc.	5,126	96,471
	Concentrix Corp.	101,285	7,718,930
*	Concrete Pumping Holdings, Inc.	21,068	148,108
*	Conduent, Inc.	479,698	1,530,237
*	Construction Partners, Inc., Class A	74,775	2,875,099
	Copa Holdings SA, Class A	29,392	2,399,857
*	Copart, Inc.	399,168	17,371,791
*	Core & Main, Inc., Class A	17,286	519,963
#††	Costa Communications, Inc.	5,421	13,390
#	Costamare, Inc.	291,602	2,633,166
	Covenant Logistics Group, Inc.	41,118	1,623,544
*»	CPI Aerostructures, Inc.	14,667	44,309
	CRA International, Inc.	15,631	1,517,926
	Crane Co.	96,286	9,371,516
	CSG Systems International, Inc.	73,216	3,430,902
	CSW Industrials, Inc.	32,483	5,757,937
	CSX Corp.	1,442,600	43,061,610
	Cummins, Inc.	146,299	31,644,474
	Curtiss-Wright Corp.	73,832	14,678,540
*	Custom Truck One Source, Inc.	6,348	36,628
*	Daseke, Inc.	135,146	600,048
	Deere & Co.	226,979	82,929,047
	Delta Air Lines, Inc.	510,755	15,961,094
#	Deluxe Corp.	47,011	801,538
#*	Distribution Solutions Group, Inc.	35,573	1,072,526
*	DLH Holdings Corp.	17,566	240,303
	Donaldson Co., Inc.	236,772	13,652,274
	Douglas Dynamics, Inc.	48,640	1,180,979
	Dover Corp.	148,675	19,320,316
*	Driven Brands Holdings, Inc.	6,863	78,101
*	Ducommun, Inc.	27,413	1,311,438
	Dun & Bradstreet Holdings, Inc.	170,959	1,497,601
*	DXP Enterprises, Inc.	22,285	726,491
*	Dycom Industries, Inc.	76,819	6,543,442
#	Eagle Bulk Shipping, Inc.	16,444	670,915
#	Eastern Co.	10,629	172,721
	Eaton Corp. PLC	173,614	36,096,087
	EMCOR Group, Inc.	90,816	18,767,126
	Emerson Electric Co.	239,822	21,336,963
#	Encore Wire Corp.	46,521	8,319,350
*	Energy Recovery, Inc.	20,809	316,297
	Enerpac Tool Group Corp.	81,526	2,307,186
	EnerSys	83,846	7,175,541
#	Eneti, Inc.	29,974	304,236
	Ennis, Inc.	55,727	1,190,329
#	EnPro Industries, Inc.	42,864	4,760,476
*	Enviri Corp.	178,095	1,022,265
	Equifax, Inc.	63,541	10,774,647
	Esab Corp.	67,941	4,300,665
	ESCO Technologies, Inc.	42,104	4,093,351
	Espey Mfg. & Electronics Corp.	1,489	23,764
	EVI Industries, Inc.	100	2,573
*	ExlService Holdings, Inc.	258,850	6,758,573
	Expeditors International of Washington, Inc.	210,911	23,042,027
	Exponent, Inc.	63,465	4,651,350

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Fastenal Co.	497,576	$29,028,584
	Federal Signal Corp.	129,836	7,535,681
	FedEx Corp.	234,331	56,262,873
	Ferguson PLC	158,253	23,769,601
	First Advantage Corp.	11,240	146,232
	Flowserve Corp.	82,890	3,043,721
#*	Fluor Corp.	119,351	3,973,195
#*	Flux Power Holdings, Inc.	5,680	18,574
#*	Forrester Research, Inc.	16,624	385,677
	Fortive Corp.	210,263	13,725,969
	Fortune Brands Innovations, Inc.	232,918	12,996,824
	Forward Air Corp.	46,562	2,999,058
*	Franklin Covey Co.	23,356	920,460
	Franklin Electric Co., Inc.	82,295	7,136,622
*	FTI Consulting, Inc.	64,333	13,655,323
*	Gates Industrial Corp. PLC	28,984	316,505
#	GATX Corp.	70,939	7,418,801
#	Genco Shipping & Trading Ltd.	94,009	1,238,099
*	Gencor Industries, Inc.	20,109	285,548
*	Generac Holdings, Inc.	65,769	5,529,200
	General Dynamics Corp.	131,153	31,648,530
	General Electric Co.	288,109	31,297,281
	Genpact Ltd.	313,805	10,525,020
*	Gibraltar Industries, Inc.	61,179	3,723,354
	Global Industrial Co.	70,832	2,263,082
*	GMS, Inc.	79,138	4,627,990
	Gorman-Rupp Co.	57,516	1,699,598
	Graco, Inc.	182,635	13,578,912
#	GrafTech International Ltd.	241,828	834,307
*	Graham Corp.	24,344	379,523
#	Granite Construction, Inc.	59,139	2,393,947
*	Great Lakes Dredge & Dock Corp.	228,135	1,733,826
	Greenbrier Cos., Inc.	61,778	2,136,901
	Griffon Corp.	122,556	4,894,887
*	GXO Logistics, Inc.	192,197	9,707,870
	H&E Equipment Services, Inc.	100,092	4,075,746
#*	Hawaiian Holdings, Inc.	52,124	219,442
#*	Hayward Holdings, Inc.	97,583	1,024,621
	Healthcare Services Group, Inc.	65,424	621,528
#	Heartland Express, Inc.	82,054	956,750
	HEICO Corp.	28,816	4,564,743
	HEICO Corp., Class A	47,921	6,092,197
	Heidrick & Struggles International, Inc.	45,773	1,114,115
	Helios Technologies, Inc.	66,371	3,432,708
	Herc Holdings, Inc.	76,393	8,158,008
#*	Hertz Global Holdings, Inc.	336,141	2,833,669
	Hexcel Corp.	142,430	8,819,266
	Hillenbrand, Inc.	159,607	6,069,854
*	Hillman Solutions Corp.	61,369	402,581
	HireQuest, Inc.	1,513	23,058
#	HNI Corp.	78,740	2,731,491
	Honeywell International, Inc.	366,579	67,179,268
	Howmet Aerospace, Inc.	302,882	13,357,096
*	Hub Group, Inc., Class A	71,789	4,935,494
	Hubbell, Inc.	65,849	17,785,815
*	Hudson Global, Inc.	15,507	227,488
*	Hudson Technologies, Inc.	73,781	950,299
	Huntington Ingalls Industries, Inc.	68,352	15,025,137
	Hurco Cos., Inc.	15,424	308,480

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Huron Consulting Group, Inc.	49,576	$4,925,871
	Hyster-Yale Materials Handling, Inc.	16,849	674,128
*	IBEX Holdings Ltd.	33,225	542,232
	ICF International, Inc.	35,088	4,446,702
	IDEX Corp.	54,755	10,480,655
*	IES Holdings, Inc.	11,798	734,190
	Illinois Tool Works, Inc.	209,472	46,946,865
	Ingersoll Rand, Inc.	335,208	20,340,421
#*	Innovative Solutions & Support, Inc.	12,502	91,140
	Insperity, Inc.	50,138	5,306,606
	Insteel Industries, Inc.	51,155	1,427,736
	Interface, Inc.	74,266	660,225
	ITT, Inc.	141,683	13,226,108
	Jacobs Solutions, Inc.	91,834	12,241,472
*	Janus International Group, Inc.	88,954	832,609
	JB Hunt Transport Services, Inc.	113,434	19,495,902
*	JELD-WEN Holding, Inc.	134,613	1,525,165
#*	JetBlue Airways Corp.	1,103,592	4,149,506
	John Bean Technologies Corp.	59,434	6,182,325
	Johnson Controls International PLC	368,978	18,087,302
	Kadant, Inc.	23,674	5,208,280
	Kaman Corp.	52,632	979,482
	Karat Packaging, Inc.	2,625	54,154
#	KBR, Inc.	259,174	15,070,968
	Kelly Services, Inc., Class A	99,461	1,775,379
#	Kennametal, Inc.	130,838	3,023,666
#	Kforce, Inc.	61,901	3,778,437
*	Kirby Corp.	94,981	7,095,081
	Knight-Swift Transportation Holdings, Inc.	278,609	13,621,194
	Korn Ferry	119,716	5,449,472
*	Kratos Defense & Security Solutions, Inc.	182,547	3,112,426
*	L B Foster Co., Class A	23,727	465,524
	L3Harris Technologies, Inc.	112,957	20,265,615
	Landstar System, Inc.	69,504	11,452,869
*	Legalzoom.com, Inc.	8,595	85,692
	Leidos Holdings, Inc.	147,262	14,596,609
	Lennox International, Inc.	38,309	14,195,017
*	Limbach Holdings, Inc.	23,954	713,829
#	Lincoln Electric Holdings, Inc.	106,623	18,637,700
	Lindsay Corp.	18,341	2,291,158
*	Liquidity Services, Inc.	77,445	1,492,365
	Lockheed Martin Corp.	186,232	84,668,516
*	LS Starrett Co., Class A	90,794	914,296
	LSI Industries, Inc.	55,009	818,534
	Luxfer Holdings PLC	30,675	253,682
*	Manitex International, Inc.	31,987	128,268
*	Manitowoc Co., Inc.	77,144	987,443
	ManpowerGroup, Inc.	63,829	4,466,115
	Marten Transport Ltd.	176,079	3,095,469
	Masco Corp.	170,498	8,881,241
*	Masonite International Corp.	50,520	3,998,153
*	MasTec, Inc.	151,521	9,006,408
*	Mastech Digital, Inc.	14,713	128,739
*	Masterbrand, Inc.	266,429	2,960,026
*	Matrix Service Co.	56,426	657,363
	Matson, Inc.	104,665	9,111,088
	Matthews International Corp., Class A	54,399	1,927,901
	Maximus, Inc.	117,123	8,751,431
#*	Mayville Engineering Co., Inc.	28,383	343,150

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	McGrath RentCorp	45,374	$4,564,624
	MDU Resources Group, Inc.	358,328	6,668,484
#*	Mercury Systems, Inc.	55,255	1,988,075
*	Middleby Corp.	78,298	8,837,495
	Miller Industries, Inc.	16,552	601,996
	MillerKnoll, Inc.	65,810	1,546,535
*	Mistras Group, Inc.	29,275	160,134
*	Montrose Environmental Group, Inc.	28,347	655,383
	Moog, Inc., Class A	60,150	6,980,407
*	MRC Global, Inc.	98,942	1,039,880
	MSA Safety, Inc.	50,384	7,954,626
	MSC Industrial Direct Co., Inc., Class A	86,189	8,166,408
	Mueller Industries, Inc.	284,028	10,710,696
	Mueller Water Products, Inc., Class A	288,030	3,562,931
*	MYR Group, Inc.	39,987	4,631,694
#	National Presto Industries, Inc.	20,836	1,557,491
	NL Industries, Inc.	259,054	1,290,089
#*	NN, Inc.	70,309	126,556
	Nordson Corp.	47,563	10,111,418
	Norfolk Southern Corp.	156,816	29,918,925
	Northrop Grumman Corp.	65,021	30,652,850
*	Northwest Pipe Co.	20,413	556,458
*	NOW, Inc.	150,671	1,660,394
*	NV5 Global, Inc.	26,030	2,455,930
	nVent Electric PLC	250,646	12,063,592
	Old Dominion Freight Line, Inc.	92,594	34,876,456
#	Omega Flex, Inc.	6,888	503,306
*	OPENLANE, Inc.	240,842	3,234,508
*	Orion Group Holdings, Inc.	69,591	334,037
	Oshkosh Corp.	114,146	10,014,029
	Otis Worldwide Corp.	270,834	20,911,093
	Owens Corning.	190,278	21,571,817
	P&F Industries, Inc., Class A	504	6,421
	PACCAR, Inc.	419,228	34,598,887
*	PAM Transportation Services, Inc.	62,384	1,077,372
	Pangaea Logistics Solutions Ltd.	51,904	300,524
	Park Aerospace Corp.	30,437	446,815
	Parker-Hannifin Corp.	99,003	36,523,197
	Park-Ohio Holdings Corp.	28,070	636,628
*	Parsons Corp.	39,455	2,231,180
*	Patriot Transportation Holding, Inc.	3,354	25,759
	Paychex, Inc.	208,098	23,109,283
	Paycom Software, Inc.	36,043	8,829,454
#*	Paycor HCM, Inc.	23,527	507,713
*	Paylocity Holding Corp.	38,027	6,822,044
	Pentair PLC	274,046	15,927,554
*	Performant Financial Corp.	16,216	37,783
#*	Perma-Fix Environmental Services, Inc.	9,203	85,588
*	Perma-Pipe International Holdings, Inc.	8,588	56,767
*	PGT Innovations, Inc.	113,912	3,410,525
#	Pitney Bowes, Inc.	195,288	630,780
#*	Plug Power, Inc.	132,731	781,786
#	Powell Industries, Inc.	42,698	3,272,802
	Preformed Line Products Co.	10,405	1,408,317
	Primoris Services Corp.	116,711	3,508,333
*	Proto Labs, Inc.	43,779	1,033,622
#*	Quad/Graphics, Inc.	42,338	207,033
	Quanex Building Products Corp.	72,949	1,958,681
	Quanta Services, Inc.	138,954	23,221,992

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Quest Resource Holding Corp.	6,743	$48,887
*	Radiant Logistics, Inc.	100,177	587,037
#*	RBC Bearings, Inc.	30,704	6,749,967
#*	RCM Technologies, Inc.	10,846	214,968
	Regal Rexnord Corp.	120,784	14,302,033
	Republic Services, Inc.	182,489	27,097,792
*	Resideo Technologies, Inc.	275,451	3,988,530
	Resources Connection, Inc.	73,368	988,267
	REV Group, Inc.	106,419	1,515,407
#	Robert Half, Inc.	202,264	15,123,279
#*	Rocket Lab USA, Inc.	133,261	563,694
	Rockwell Automation, Inc.	89,876	23,620,312
	Rollins, Inc.	285,473	10,736,640
#	RTX Corp.	782,005	63,647,387
	Rush Enterprises, Inc., Class A	155,463	5,531,374
#	Rush Enterprises, Inc., Class B	16,606	671,547
*	RXO, Inc.	217,562	3,809,511
	Ryder System, Inc.	133,997	13,070,067
*	Saia, Inc.	55,413	19,865,006
	Schneider National, Inc., Class B	133,906	3,391,839
	Science Applications International Corp.	108,019	11,799,996
	Sensata Technologies Holding PLC	145,635	4,642,844
*	Servotronics, Inc.	389	3,880
*	Shoals Technologies Group, Inc., Class A	117,040	1,797,734
	Shyft Group, Inc.	61,102	670,900
*	SIFCO Industries, Inc.	3,251	14,207
	Simpson Manufacturing Co., Inc.	77,914	10,376,587
*	SiteOne Landscape Supply, Inc.	61,370	8,454,945
*	SkyWest, Inc.	112,066	4,725,823
	Snap-on, Inc.	60,102	15,502,710
	Southwest Airlines Co.	433,136	9,628,613
*	SP Plus Corp.	50,772	2,565,509
#	Spirit Airlines, Inc.	181,346	2,081,852
*	SPX Technologies, Inc.	80,175	6,423,621
	SS&C Technologies Holdings, Inc.	227,027	11,408,107
#	Standex International Corp.	21,923	3,147,485
	Stanley Black & Decker, Inc.	106,771	9,080,874
	Steelcase, Inc., Class A	93,127	1,016,016
*	Stericycle, Inc.	89,944	3,709,291
#*	Sterling Check Corp.	13,081	146,246
*	Sterling Infrastructure, Inc.	62,906	4,582,702
#*	Sun Country Airlines Holdings, Inc.	30,826	401,355
#*	Sunrun, Inc.	191,240	1,845,466
#*	Symbotic, Inc.	5,013	170,592
#*	TaskUS, Inc., Class A	28,992	269,046
*	Taylor Devices, Inc.	2,610	57,792
#	Tecnoglass, Inc.	63,344	2,070,082
	Tennant Co.	38,252	2,839,063
	Terex Corp.	124,301	5,692,986
	Tetra Tech, Inc.	78,447	11,838,437
	Textainer Group Holdings Ltd.	114,026	5,600,957
	Textron, Inc.	189,605	14,409,980
*	Thermon Group Holdings, Inc.	70,470	1,880,844
#	Timken Co.	148,216	10,244,690
*	Titan International, Inc.	184,331	2,094,000
*	Titan Machinery, Inc.	49,817	1,237,454
#	Toro Co.	147,945	11,959,874
#*	TPI Composites, Inc.	2,542	5,872
	Trane Technologies PLC	159,337	30,323,424

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Transcat, Inc.	14,702	$1,323,474
*	TransDigm Group, Inc.	35,393	29,308,589
	TransUnion	154,848	6,794,730
*	Trex Co., Inc.	141,580	7,958,212
*	TriNet Group, Inc.	59,805	6,144,964
#	Trinity Industries, Inc.	228,697	4,763,758
*	Triumph Group, Inc.	83,369	621,933
*	TrueBlue, Inc.	105,465	1,167,498
	TTEC Holdings, Inc.	71,199	1,465,275
#*	Tutor Perini Corp.	62,222	448,621
*	Twin Disc, Inc.	18,495	254,121
*	Uber Technologies, Inc.	416,151	18,011,015
	UFP Industries, Inc.	110,846	10,549,214
#*	U-Haul Holding Co.	31,120	1,528,614
	U-Haul Holding Co., Non Voting	300,336	14,178,863
*	Ultralife Corp.	50,332	373,463
	UniFirst Corp.	27,557	4,531,198
	Union Pacific Corp.	454,379	94,333,624
*	United Airlines Holdings, Inc.	430,218	15,061,932
	United Parcel Service, Inc., Class B	516,774	72,994,327
	United Rentals, Inc.	133,757	54,341,456
#	Universal Logistics Holdings, Inc.	64,781	1,449,799
*	Upwork, Inc.	79,274	828,413
*	V2X, Inc.	15,908	812,422
	Valmont Industries, Inc.	37,586	7,401,059
*	Veralto Corp.	83,202	5,740,938
	Verisk Analytics, Inc.	134,242	30,521,261
	Veritiv Corp.	49,822	8,440,345
*	Verra Mobility Corp.	183,715	3,632,046
	Vertiv Holdings Co., Class A	140,784	5,528,588
	Vestis Corp.	163,638	2,502,025
*	Viad Corp.	22,770	551,717
#*	Vicor Corp.	27,067	1,048,576
*	Virco Mfg. Corp.	14,468	88,110
*	VirTra, Inc.	2,827	13,372
	VSE Corp.	25,644	1,379,647
#	Wabash National Corp.	121,753	2,519,070
	Waste Management, Inc.	314,321	51,652,370
#	Watsco, Inc.	43,329	15,117,055
#»	Watsco, Inc., Class B	2,268	801,092
	Watts Water Technologies, Inc., Class A	47,397	8,200,155
	Werner Enterprises, Inc.	154,083	5,596,295
	WESCO International, Inc.	100,857	12,929,867
	Westinghouse Air Brake Technologies Corp.	165,917	17,590,520
*	Wilhelmina International, Inc.	584	2,482
*	Willdan Group, Inc.	18,914	333,643
*	Willis Lease Finance Corp.	4,420	197,486
*	WillScot Mobile Mini Holdings Corp.	418,008	16,473,695
	Woodward, Inc.	100,229	12,498,556
	WW Grainger, Inc.	50,698	37,000,921
*	XPO, Inc.	217,562	16,493,375
	Xylem, Inc.	153,784	14,384,955

TOTAL INDUSTRIALS			3,640,994,656

INFORMATION TECHNOLOGY — (22.4%)
	A10 Networks, Inc.	82,453	896,264
	Accenture PLC, Class A	397,785	118,177,946
*	ACI Worldwide, Inc.	210,968	4,297,418
	Adeia, Inc.	146,027	1,231,008

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Adobe, Inc.	257,391	$136,947,455
#	Advanced Energy Industries, Inc.	66,511	5,803,750
*	Advanced Micro Devices, Inc.	692,606	68,221,691
*	Agilysys, Inc.	24,016	2,060,333
*	Airgain, Inc.	10,681	35,354
*	Akamai Technologies, Inc.	148,639	15,358,868
#*	Alarm.com Holdings, Inc.	53,926	2,757,236
*	Alithya Group, Inc., Class A	7,998	10,957
*	Alkami Technology, Inc.	3,250	58,337
*	Allegro MicroSystems, Inc.	86,453	2,244,320
*	Alpha & Omega Semiconductor Ltd.	72,667	1,723,661
#*	Altair Engineering, Inc., Class A	18,924	1,175,559
#*	Ambarella, Inc.	48,848	2,197,671
	Amdocs Ltd.	166,462	13,343,594
	American Software, Inc., Class A	43,704	479,433
	Amkor Technology, Inc.	540,454	11,273,870
	Amphenol Corp., Class A	356,605	28,724,533
#*	AmpliTech Group, Inc.	3,558	6,262
*	Amtech Systems, Inc.	26,598	190,575
	Analog Devices, Inc.	219,172	34,482,331
*	ANSYS, Inc.	49,330	13,726,566
*	Appfolio, Inc., Class A	12,069	2,263,782
	Apple, Inc.	8,542,791	1,458,852,419
	Applied Materials, Inc.	568,804	75,281,209
*	AppLovin Corp., Class A	96,950	3,532,858
*	Arista Networks, Inc.	91,042	18,242,086
*	Arlo Technologies, Inc.	103,915	882,238
*	Arrow Electronics, Inc.	125,007	14,177,044
*	Aspen Technology, Inc.	39,603	7,039,433
*	AstroNova, Inc.	10,455	141,979
*	Atlassian Corp., Class A	25,965	4,690,318
#*	Aurora Innovation, Inc.	522,982	915,218
*	Autodesk, Inc.	118,624	23,443,661
*	Aviat Networks, Inc.	44,312	1,183,130
*	Avid Technology, Inc.	4,081	110,269
	Avnet, Inc.	178,741	8,281,070
*	Aware, Inc.	26,185	28,803
#*	Axcelis Technologies, Inc.	62,487	7,967,092
*	AXT, Inc.	103,458	205,881
#*	Backblaze, Inc., Class A	2,666	13,890
	Badger Meter, Inc.	49,152	6,810,010
	Bel Fuse, Inc., Class A	1,700	88,009
	Bel Fuse, Inc., Class B	23,581	1,277,619
	Belden, Inc.	78,056	5,534,170
	Benchmark Electronics, Inc.	51,156	1,238,487
#	Bentley Systems, Inc., Class B	75,250	3,660,160
*	Bill Holdings, Inc.	86,636	7,909,000
	BK Technologies Corp.	1,353	17,048
*	Blackbaud, Inc.	64,279	4,203,847
*	Box, Inc., Class A	117,005	2,908,744
*	Braze, Inc., Class A	6,049	257,566
#*	Brightcove, Inc.	67,166	206,871
	Broadcom, Inc.	314,651	264,737,912
*	Cadence Design Systems, Inc.	129,299	31,012,365
*	Calix, Inc.	108,383	3,589,645
*	Cambium Networks Corp.	18,700	93,126
*	CCC Intelligent Solutions Holdings, Inc.	108,861	1,172,433
	CDW Corp.	121,804	24,409,522
*	Cerence, Inc.	52,622	805,643

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CEVA, Inc.	54,057	$928,159
*	Ciena Corp.	268,852	11,345,554
*	Cirrus Logic, Inc.	91,803	6,144,375
	Cisco Systems, Inc.	2,518,417	131,285,078
#*	Cleanspark, Inc.	134,614	551,917
#*	Clearfield, Inc.	17,126	411,366
	Climb Global Solutions, Inc.	4,700	209,056
*	Cloudflare, Inc., Class A	48,002	2,721,233
#*	Coda Octopus Group, Inc.	10,231	67,525
	Cognex Corp.	124,354	4,475,500
	Cognizant Technology Solutions Corp., Class A	360,809	23,261,356
*	Cognyte Software Ltd.	69,902	292,190
*	Coherent Corp.	106,050	3,139,080
*	Cohu, Inc.	89,614	2,700,966
*	CommVault Systems, Inc.	8,258	539,660
*	Computer Task Group, Inc.	36,691	380,853
	Comtech Telecommunications Corp.	97,923	1,194,661
#*	Confluent, Inc., Class A	125,723	3,634,652
#*	Consensus Cloud Solutions, Inc.	38,918	840,240
#*	CoreCard Corp.	605	12,929
	Corning, Inc.	477,764	12,784,965
*	Corsair Gaming, Inc.	22,438	286,982
*	CPI Card Group, Inc.	1,323	21,896
#*	CPS Technologies Corp.	2,406	6,280
	Crane NXT Co.	100,600	5,231,200
*	Credo Technology Group Holding Ltd.	107,108	1,523,076
*	Crowdstrike Holdings, Inc., Class A	17,999	3,181,683
	CSP, Inc.	3,339	69,618
	CTS Corp.	62,834	2,350,620
*	CVD Equipment Corp.	2,900	16,849
*	Daktronics, Inc.	131,435	1,264,405
*	Data I/O Corp.	13,075	41,317
*	Datadog, Inc., Class A	49,790	4,056,391
*	Dave, Inc.	1,221	6,178
	Dell Technologies, Inc., Class C	155,755	10,421,567
#*	Digi International, Inc.	55,150	1,388,677
#*»	Digital Turbine, Inc.	133,780	634,117
#*	DigitalOcean Holdings, Inc.	44,280	905,969
*	Diodes, Inc.	95,808	6,235,185
*	DocuSign, Inc.	100,018	3,888,700
	Dolby Laboratories, Inc., Class A	97,283	7,874,086
*	DoubleVerify Holdings, Inc.	123,847	3,446,662
*	Dropbox, Inc., Class A	169,039	4,445,726
*	DXC Technology Co.	244,655	4,934,691
*	Dynatrace, Inc.	104,069	4,652,925
*	DZS, Inc.	39,128	49,693
*	E2open Parent Holdings, Inc.	120,418	348,008
#*	Eastman Kodak Co.	4,429	16,476
#	Ebix, Inc.	26,804	163,236
*	eGain Corp.	35,687	214,836
*	Elastic NV	12,221	917,064
#*	Electro-Sensors, Inc.	2,348	9,040
*	EngageSmart, Inc.	33,599	761,017
*	Enphase Energy, Inc.	63,767	5,074,578
	Entegris, Inc.	120,587	10,616,479
*	Envestnet, Inc.	65,965	2,440,705
*	EPAM Systems, Inc.	34,840	7,580,139
*	ePlus, Inc.	62,070	3,879,375
*	EverCommerce, Inc.	2,920	27,974

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Everspin Technologies, Inc.	2,982	$28,836
*	Extreme Networks, Inc.	70,683	1,457,483
*	F5, Inc.	74,849	11,346,360
*	Fabrinet	66,013	10,232,015
*	Fair Isaac Corp.	23,684	20,033,585
#*	FARO Technologies, Inc.	19,286	248,211
#*	Fastly, Inc., Class A	239,022	3,506,453
*	First Solar, Inc.	118,308	16,852,975
*	Flex Ltd.	870,735	22,395,304
*	FormFactor, Inc.	131,285	4,447,936
*	Fortinet, Inc.	409,667	23,420,662
*	Franklin Wireless Corp.	2,438	7,192
	Frequency Electronics, Inc.	25,787	190,566
*	Freshworks, Inc., Class A	45,777	821,239
*	Gartner, Inc.	65,661	21,802,078
	Gen Digital, Inc.	451,910	7,528,821
#*	Genasys, Inc.	46,576	82,905
#*	Gitlab, Inc., Class A	59,872	2,591,260
#*	GLOBALFOUNDRIES, Inc.	24,977	1,239,359
*	Globant SA	44,712	7,614,006
*	GoDaddy, Inc., Class A	107,562	7,876,765
*	Grid Dynamics Holdings, Inc.	57,407	582,107
*	GSI Technology, Inc.	38,386	75,620
*	Guidewire Software, Inc.	57,716	5,201,943
	Hackett Group, Inc.	60,823	1,355,745
#*	Harmonic, Inc.	189,187	2,041,328
*	HashiCorp, Inc., Class A	93,359	1,838,239
	Hewlett Packard Enterprise Co.	1,228,466	18,893,807
	HP, Inc.	735,637	19,369,322
*	HubSpot, Inc.	12,544	5,315,771
*	Ichor Holdings Ltd.	41,844	1,015,135
#*	Identiv, Inc.	20,071	122,232
	Immersion Corp.	41,595	265,792
#*	indie Semiconductor, Inc., Class A	16,265	79,536
#*	Infinera Corp.	111,385	326,358
*	Informatica, Inc., Class A	24,655	472,883
	Information Services Group, Inc.	73,262	297,444
#*	Insight Enterprises, Inc.	75,946	10,883,062
#*	Instructure Holdings, Inc.	3,300	81,279
*	Intapp, Inc.	9,483	324,319
	Intel Corp.	2,571,581	93,862,706
#	InterDigital, Inc.	52,335	3,938,209
	International Business Machines Corp.	484,039	70,011,401
*	inTEST Corp.	19,860	256,790
*	Intevac, Inc.	48,372	155,274
	Intuit, Inc.	100,847	49,914,223
#*	IonQ, Inc.	134,080	1,292,531
*	IPG Photonics Corp.	73,603	6,322,498
*	Issuer Direct Corp.	3,424	59,715
*	Iteris, Inc.	49,178	217,367
*	Itron, Inc.	88,154	5,049,461
	Jabil, Inc.	399,040	49,002,112
#*	Jamf Holding Corp.	61,907	994,226
*	JFrog Ltd.	127,879	2,875,999
	Juniper Networks, Inc.	346,084	9,316,581
*	Key Tronic Corp.	11,279	42,973
*	Keysight Technologies, Inc.	145,115	17,711,286
*	Kimball Electronics, Inc.	52,453	1,374,269
	KLA Corp.	95,465	44,839,910

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Knowles Corp.	304,436	$3,954,624
#	Kulicke & Soffa Industries, Inc.	134,547	5,598,501
*	KVH Industries, Inc.	34,704	162,415
*	Kyndryl Holdings, Inc.	292,330	4,276,788
	Lam Research Corp.	123,441	72,610,465
*	Lantronix, Inc.	29,149	133,211
#*	Lattice Semiconductor Corp.	121,248	6,742,601
*	LGL Group, Inc.	1,687	7,676
	Littelfuse, Inc.	40,756	8,830,602
#*	LivePerson, Inc.	8,346	22,033
*	LiveRamp Holdings, Inc.	140,029	3,873,202
*	Lumentum Holdings, Inc.	100,305	3,932,959
#*	Luna Innovations, Inc.	63,841	362,617
#*	MACOM Technology Solutions Holdings, Inc.	96,470	6,804,994
*	Magnachip Semiconductor Corp.	72,775	537,807
*	Manhattan Associates, Inc.	66,633	12,992,102
	Marvell Technology, Inc.	341,720	16,136,018
*	Matterport, Inc.	304,679	621,545
*	MaxLinear, Inc.	89,595	1,361,844
	Methode Electronics, Inc.	123,369	2,821,449
	Microchip Technology, Inc.	404,022	28,802,728
	Micron Technology, Inc.	884,719	59,161,159
	Microsoft Corp.	4,149,522	1,402,994,883
#*	Mitek Systems, Inc.	73,324	783,100
*	Model N, Inc.	49,162	1,184,804
#*	MongoDB, Inc.	19,934	6,869,057
	Monolithic Power Systems, Inc.	22,800	10,071,672
	Motorola Solutions, Inc.	98,334	27,382,086
*	M-Tron Industries, Inc.	843	20,316
*	N-able, Inc.	67,684	877,185
	Napco Security Technologies, Inc.	57,520	1,056,642
#*	Navitas Semiconductor Corp.	106,612	558,647
#*	nCino, Inc.	56,056	1,575,174
*	NCR Voyix Corp.	222,062	3,395,328
	NetApp, Inc.	197,406	14,367,209
*	NETGEAR, Inc.	87,004	1,099,731
*	NetScout Systems, Inc.	76,052	1,660,215
#*	NetSol Technologies, Inc.	15,653	27,393
	Network-1 Technologies, Inc.	28,392	63,882
*	nLight, Inc.	90,108	750,600
*	Nortech Systems, Inc.	1,100	8,547
#*	Novanta, Inc.	46,196	6,100,644
*	Nutanix, Inc., Class A	24,462	885,280
#	NVE Corp.	5,648	384,064
	NVIDIA Corp.	1,080,621	440,677,244
	NXP Semiconductors NV	109,609	18,899,880
*	Okta, Inc.	116,792	7,872,949
*	Olo, Inc., Class A	111,438	569,448
*	ON Semiconductor Corp.	448,097	28,068,796
	ON24, Inc.	82,054	504,632
*	OneSpan, Inc.	73,412	579,955
*	Onto Innovation, Inc.	87,794	9,865,412
*	Optical Cable Corp.	3,696	9,720
	Oracle Corp.	840,214	86,878,128
*	OSI Systems, Inc.	36,800	3,837,136
*	Palantir Technologies, Inc., Class A	556,445	8,235,386
#*	Palo Alto Networks, Inc.	88,194	21,432,906
#*	PAR Technology Corp.	20,616	601,781
	PC Connection, Inc.	56,955	3,051,649

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	PCTEL, Inc.	205,594	$1,408,319
*	PDF Solutions, Inc.	64,721	1,717,048
*	Perficient, Inc.	54,576	3,175,777
*	Photronics, Inc.	363,549	6,674,760
*	Plexus Corp.	53,671	5,276,933
#	Power Integrations, Inc.	66,474	4,608,642
#*	Powerfleet, Inc.	31,646	58,545
#*	PowerSchool Holdings, Inc., Class A	57,517	1,145,739
*	Procore Technologies, Inc.	49,323	3,013,142
	Progress Software Corp.	96,220	4,943,784
*	PTC, Inc.	83,954	11,788,821
*	Pure Storage, Inc., Class A	253,742	8,579,017
*	Q2 Holdings, Inc.	44,550	1,337,836
*	Qorvo, Inc.	161,108	14,084,061
	QUALCOMM, Inc.	829,776	90,437,286
*	Qualys, Inc.	50,301	7,693,538
#*	QuickLogic Corp.	2,500	23,400
*	Rambus, Inc.	126,395	6,867,040
*	Red Violet, Inc.	3,537	69,997
*	RF Industries Ltd.	9,040	26,758
*	Ribbon Communications, Inc.	309,366	581,608
	Richardson Electronics Ltd.	21,406	245,527
*	Rimini Street, Inc.	179,555	389,634
#*	Riot Platforms, Inc.	156,190	1,527,538
*	Rogers Corp.	33,394	4,103,789
	Roper Technologies, Inc.	41,731	20,388,515
*	Salesforce, Inc.	276,131	55,455,389
#*	Samsara, Inc., Class A	38,194	881,136
*	Sanmina Corp.	143,556	7,302,694
	Sapiens International Corp. NV	32,318	824,109
*	ScanSource, Inc.	43,851	1,333,070
	Seagate Technology Holdings PLC	183,447	12,520,258
*	SecureWorks Corp., Class A	19,292	113,437
#*	Semtech Corp.	26,134	364,831
#*	SentinelOne, Inc., Class A	234,700	3,668,361
*	ServiceNow, Inc.	36,022	20,959,401
#*	SigmaTron International, Inc.	3,900	11,544
*	Silicon Laboratories, Inc.	48,623	4,482,068
*	SiTime Corp.	13,197	1,317,061
	Skyworks Solutions, Inc.	179,788	15,594,811
#*	SMART Global Holdings, Inc.	103,326	1,415,566
#*	SmartRent, Inc.	40,748	98,203
*	Snowflake, Inc., Class A	34,262	4,972,444
*	SolarEdge Technologies, Inc.	24,862	1,888,269
*	SolarWinds Corp.	191,308	1,761,947
#*	Sono-Tek Corp.	1,447	7,307
#*	SoundThinking, Inc.	16,836	254,055
*	Splunk, Inc.	46,663	6,866,927
*	Sprinklr, Inc., Class A	67,049	911,196
*	SPS Commerce, Inc.	34,252	5,491,966
*	Squarespace, Inc., Class A	11,148	316,715
*	Stratasys Ltd.	199,364	2,027,532
*	Super Micro Computer, Inc.	68,977	16,517,922
*	Synaptics, Inc.	55,016	4,602,639
*	Synopsys, Inc.	55,277	25,949,235
	Taitron Components, Inc., Class A	500	1,700
	TD SYNNEX Corp.	106,671	9,779,597
	TE Connectivity Ltd.	181,858	21,431,965
*	Teledyne Technologies, Inc.	34,169	12,799,366

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Teradata Corp.	123,982	$5,296,511
	Teradyne, Inc.	146,614	12,208,548
	Texas Instruments, Inc.	750,861	106,629,771
#*	TransAct Technologies, Inc.	8,492	49,763
*	Trimble, Inc.	199,370	9,396,308
*	Trio-Tech International	1,525	10,385
*	TSR, Inc.	210	1,806
*	TTM Technologies, Inc.	196,701	2,260,094
*	Turtle Beach Corp.	30,700	253,275
*	Twilio, Inc., Class A	96,495	4,946,334
*	Tyler Technologies, Inc.	21,500	8,017,350
#*	UiPath, Inc., Class A	413,675	6,424,373
*	Ultra Clean Holdings, Inc.	104,766	2,499,717
#*	Unisys Corp.	90,122	250,539
#*	Unity Software, Inc.	235,599	5,977,147
#	Universal Display Corp.	49,554	6,896,926
*	Upland Software, Inc.	16,499	55,107
*	Varonis Systems, Inc., Class B	42,246	1,421,155
#*	Veeco Instruments, Inc.	118,322	2,832,629
*	Verint Systems, Inc.	117,626	2,212,545
*	VeriSign, Inc.	77,009	15,375,617
*	Vertex, Inc., Class A	6,367	154,145
*	Viant Technology, Inc., Class A	2,954	15,922
#*	Viasat, Inc.	88,535	1,632,585
*	Viavi Solutions, Inc.	184,581	1,436,040
#	Vishay Intertechnology, Inc.	247,054	5,494,481
*	Vishay Precision Group, Inc.	24,999	747,970
*	VMware, Inc., Class A	76,529	11,146,449
	Vontier Corp.	198,935	5,880,519
*	Western Digital Corp.	194,388	7,804,678
*	WidePoint Corp.	4,900	8,330
#*	Wolfspeed, Inc.	131,980	4,466,203
*	Workday, Inc., Class A	42,783	9,057,589
	Xerox Holdings Corp.	271,007	3,479,730
*	Xperi, Inc.	85,970	729,885
*	Yext, Inc.	39,575	238,637
*	Zebra Technologies Corp., Class A	47,732	9,996,513
*	Zoom Video Communications, Inc., Class A	93,201	5,590,196
*	Zscaler, Inc.	33,761	5,357,533

TOTAL INFORMATION TECHNOLOGY			6,409,309,649

MATERIALS — (3.8%)
*	Advanced Emissions Solutions, Inc.	36,349	61,793
	AdvanSix, Inc.	45,277	1,247,381
	Air Products & Chemicals, Inc.	96,372	27,219,308
	Albemarle Corp.	103,655	13,141,381
	Alcoa Corp.	155,413	3,984,789
	Alpha Metallurgical Resources, Inc.	21,590	4,748,936
*	Alto Ingredients, Inc.	107,756	448,265
	Amcor PLC	842,570	7,490,447
*	American Biltrite, Inc.	17	1,998
	American Vanguard Corp.	102,227	956,845
#*	Ampco-Pittsburgh Corp.	159,616	422,982
	AptarGroup, Inc.	104,911	12,827,468
	Arch Resources, Inc.	42,026	6,338,782
	Ardagh Metal Packaging SA	51,678	174,155
*	Ascent Industries Co.	19,475	162,616
	Ashland, Inc.	95,982	7,355,101
#*	Aspen Aerogels, Inc.	17,019	131,387

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#*	ATI, Inc.	185,772	$7,016,608
	Avery Dennison Corp.	90,910	15,824,704
	Avient Corp.	118,124	3,735,081
*	Axalta Coating Systems Ltd.	273,343	7,169,787
	Balchem Corp.	51,361	5,970,203
	Ball Corp.	236,390	11,382,179
	Berry Global Group, Inc.	303,278	16,680,290
#	Cabot Corp.	127,931	8,504,853
	Caledonia Mining Corp. PLC	1,100	12,177
	Carpenter Technology Corp.	93,889	5,888,718
#	Celanese Corp.	117,466	13,451,032
#*	Century Aluminum Co.	81,461	538,457
	CF Industries Holdings, Inc.	305,398	24,364,652
	Chemours Co.	232,066	5,595,111
*	Clearwater Paper Corp.	266,641	9,015,132
*	Cleveland-Cliffs, Inc.	338,864	5,686,138
#*	Coeur Mining, Inc.	447,086	1,122,186
	Commercial Metals Co.	265,048	11,208,880
	Compass Minerals International, Inc.	81,506	2,008,308
*	Core Molding Technologies, Inc.	12,521	320,287
	Corteva, Inc.	510,630	24,581,728
	Crown Holdings, Inc.	188,037	15,155,782
*	Dakota Gold Corp.	7,159	20,618
	Dow, Inc.	744,363	35,982,507
	DuPont de Nemours, Inc.	185,474	13,517,345
	Eagle Materials, Inc.	68,709	10,575,002
	Eastman Chemical Co.	133,994	10,013,372
	Ecolab, Inc.	113,210	18,989,845
#*	Ecovyst, Inc.	110,994	1,021,145
	Element Solutions, Inc.	225,153	4,104,539
*	Ferroglobe PLC	151,743	690,431
#	Flexible Solutions International, Inc.	4,491	8,937
#	Flotek Industries, Inc.	47,023	197,022
	FMC Corp.	114,822	6,108,530
	Fortitude Gold Corp.	38,385	226,472
	Freeport-McMoRan, Inc.	898,463	30,350,080
	Friedman Industries, Inc.	8,323	80,400
	FutureFuel Corp.	79,917	523,456
*	Gatos Silver, Inc.	12,226	59,541
*	Glatfelter Corp.	84,685	146,505
	Graphic Packaging Holding Co.	698,617	15,027,252
	Greif, Inc., Class A	69,652	4,422,902
	Greif, Inc., Class B	23,807	1,525,076
	Hawkins, Inc.	47,316	2,717,358
	Haynes International, Inc.	28,660	1,233,097
	HB Fuller Co.	108,121	7,152,204
#	Hecla Mining Co.	537,410	2,187,259
	Huntsman Corp.	416,582	9,718,858
*	Ingevity Corp.	41,927	1,688,820
	Innospec, Inc.	44,386	4,349,828
	International Flavors & Fragrances, Inc.	127,283	8,699,793
	International Paper Co.	246,517	8,315,018
#*	Intrepid Potash, Inc.	26,041	517,956
	Kaiser Aluminum Corp.	16,382	930,498
*	Knife River Corp.	88,815	4,469,171
	Koppers Holdings, Inc.	44,099	1,612,700
#	Kronos Worldwide, Inc.	51,583	355,923
	Linde PLC	225,284	86,094,533
#*	Livent Corp.	302,559	4,414,336

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Louisiana-Pacific Corp.	172,921	$8,867,389
*	LSB Industries, Inc.	232,203	2,115,369
	LyondellBasell Industries NV, Class A	379,551	34,250,682
	Martin Marietta Materials, Inc.	55,426	22,665,908
	Materion Corp.	38,242	3,708,709
#	Mativ Holdings, Inc.	194,173	2,543,666
	Mercer International, Inc.	147,979	1,174,953
	Minerals Technologies, Inc.	45,122	2,439,295
	Mosaic Co.	190,269	6,179,937
#*	MP Materials Corp.	129,658	2,126,391
	Myers Industries, Inc.	74,264	1,245,407
	NewMarket Corp.	19,207	9,260,655
	Newmont Corp.	631,835	23,674,857
	Nexa Resources SA	7,300	43,727
	Northern Technologies International Corp.	15,000	187,350
	Nucor Corp.	446,724	66,021,340
*	O-I Glass, Inc.	175,703	2,714,611
	Olin Corp.	343,766	14,685,684
	Olympic Steel, Inc.	42,024	2,133,559
	Orion SA	40,749	827,205
	Packaging Corp. of America	150,152	22,980,764
#*	Piedmont Lithium, Inc.	17,900	491,713
	PPG Industries, Inc.	183,526	22,531,487
#	Quaker Chemical Corp.	8,007	1,150,766
	Ramaco Resources, Inc., Class A	21,547	253,824
	Ramaco Resources, Inc., Class B	459	5,742
*	Ranpak Holdings Corp.	3,199	10,109
#*	Rayonier Advanced Materials, Inc.	165,188	457,571
	Reliance Steel & Aluminum Co.	86,198	21,927,047
#††	Resolute Forest Products, Inc.	163,412	87,017
	Royal Gold, Inc.	91,793	9,576,764
	RPM International, Inc.	154,445	14,096,195
	Ryerson Holding Corp.	93,995	2,730,555
	Schnitzer Steel Industries, Inc., Class A	60,882	1,382,630
	Sealed Air Corp.	161,535	4,973,663
#	Sensient Technologies Corp.	51,035	2,879,395
	Sherwin-Williams Co.	164,408	39,163,630
#	Silgan Holdings, Inc.	277,967	11,135,358
	Sonoco Products Co.	194,662	10,085,438
#	Southern Copper Corp.	58,239	4,129,145
	Steel Dynamics, Inc.	383,695	40,867,355
	Stepan Co.	39,998	2,991,850
*	Summit Materials, Inc., Class A	258,449	8,502,972
	SunCoke Energy, Inc.	134,593	1,279,979
	Sylvamo Corp.	58,507	2,591,860
*	TimkenSteel Corp.	139,370	2,833,392
#	Tredegar Corp.	88,463	396,314
	TriMas Corp.	72,937	1,765,805
	Trinseo PLC	36,373	225,149
#	Tronox Holdings PLC	343,506	3,672,079
*	U.S. Gold Corp.	2,698	8,984
	U.S. Lime & Minerals, Inc.	9,889	1,957,923
	U.S. Steel Corp.	295,111	10,001,312
*	Universal Stainless & Alloy Products, Inc.	16,325	235,733
	Vulcan Materials Co.	117,856	23,157,525
	Warrior Met Coal, Inc.	117,737	5,737,324
	Westlake Corp.	76,031	8,770,936
	Westrock Co.	174,316	6,263,174

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Worthington Industries, Inc.	90,166	$5,556,029

TOTAL MATERIALS			1,083,725,458

REAL ESTATE — (0.3%)
*	AMREP Corp.	6,773	113,041
*	Anywhere Real Estate, Inc.	110,582	516,418
*	CBRE Group, Inc., Class A	302,427	20,970,288
*	CKX Lands, Inc.	743	9,473
#*	Compass, Inc., Class A	250,232	495,459
*	Comstock Holding Cos., Inc.	2,585	10,754
*	CoStar Group, Inc.	178,350	13,092,674
#*	Cushman & Wakefield PLC	344,124	2,536,194
#	DigitalBridge Group, Inc.	53,484	847,721
	Douglas Elliman, Inc.	177,775	314,662
#*	Fathom Holdings, Inc.	6,457	17,628
*	Five Point Holdings LLC, Class A	62,036	150,748
*	Forestar Group, Inc.	20,661	490,699
*	FRP Holdings, Inc.	16,761	901,574
*	Howard Hughes Holdings, Inc.	97,663	6,477,987
*	InterGroup Corp.	200	5,380
*	Jones Lang LaSalle, Inc.	74,770	9,564,578
*»	JW Mays, Inc.	900	41,607
#	Kennedy-Wilson Holdings, Inc.	307,958	3,963,419
#	Marcus & Millichap, Inc.	71,444	2,050,443
*	Maui Land & Pineapple Co., Inc.	9,974	146,019
	Newmark Group, Inc., Class A	142,103	805,724
#*	Opendoor Technologies, Inc.	1,457,129	2,768,545
*	Rafael Holdings, Inc., Class B	23,666	42,126
	RE/MAX Holdings, Inc., Class A	55,082	592,682
	RMR Group, Inc., Class A	11,539	259,858
	St. Joe Co.	97,660	4,554,862
*	Stratus Properties, Inc.	14,509	372,446
*	Tejon Ranch Co.	52,379	812,922
*	Zillow Group, Inc., Class A	48,099	1,708,958
*	Zillow Group, Inc., Class C	78,194	2,834,533

TOTAL REAL ESTATE			77,469,422

UTILITIES — (2.1%)
	AES Corp.	445,524	6,638,308
	ALLETE, Inc.	63,894	3,420,885
	Alliant Energy Corp.	178,183	8,693,549
	Ameren Corp.	176,424	13,357,061
	American Electric Power Co., Inc.	249,717	18,863,622
	American States Water Co.	56,525	4,411,776
	American Water Works Co., Inc.	113,895	13,399,747
	Artesian Resources Corp., Class A	12,735	500,485
	Atlantica Sustainable Infrastructure PLC	73,560	1,332,172
	Atmos Energy Corp.	102,106	10,992,732
	Avangrid, Inc.	37,591	1,122,843
	Avista Corp.	75,259	2,384,958
	Black Hills Corp.	55,028	2,660,604
#	Brookfield Renewable Corp., Class A	125,195	2,849,438
	California Water Service Group	72,894	3,548,480
	CenterPoint Energy, Inc.	432,065	11,613,907
	Chesapeake Utilities Corp.	25,608	2,269,125
	Clearway Energy, Inc., Class A	31,262	636,807
	Clearway Energy, Inc., Class C	76,238	1,655,127
	CMS Energy Corp.	200,108	10,873,869

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	Consolidated Edison, Inc.	200,815	$17,629,549
#	Consolidated Water Co. Ltd.	26,390	779,033
	Constellation Energy Corp.	172,554	19,484,798
	Dominion Energy, Inc.	326,935	13,182,019
	DTE Energy Co.	122,301	11,787,370
	Duke Energy Corp.	369,102	32,809,477
	Edison International	186,212	11,742,529
	Entergy Corp.	131,363	12,556,989
	Essential Utilities, Inc.	219,773	7,353,605
	Evergy, Inc.	160,004	7,862,596
	Eversource Energy	184,833	9,942,167
	Exelon Corp.	461,635	17,976,067
	FirstEnergy Corp.	229,318	8,163,721
	Genie Energy Ltd., Class B	47,408	940,575
	Global Water Resources, Inc.	1,904	20,049
	Hawaiian Electric Industries, Inc.	66,975	869,335
	IDACORP, Inc.	72,282	6,845,828
	MGE Energy, Inc.	53,374	3,823,180
#	Middlesex Water Co.	26,334	1,672,999
	National Fuel Gas Co.	60,320	3,073,304
	New Jersey Resources Corp.	150,845	6,121,290
	NextEra Energy, Inc.	957,284	55,809,657
	NiSource, Inc.	291,483	7,333,712
	Northwest Natural Holding Co.	21,447	787,319
	Northwestern Energy Group, Inc.	41,729	2,003,409
	NRG Energy, Inc.	437,560	18,543,793
	OGE Energy Corp.	246,010	8,413,542
#	ONE Gas, Inc.	75,164	4,539,906
#	Ormat Technologies, Inc.	94,696	5,827,592
#	Otter Tail Corp.	63,286	4,869,225
*	PG&E Corp.	612,323	9,980,865
	Pinnacle West Capital Corp.	83,690	6,208,124
	PNM Resources, Inc.	122,521	5,177,737
	Portland General Electric Co.	120,995	4,842,220
	PPL Corp.	225,536	5,541,419
	Public Service Enterprise Group, Inc.	300,038	18,497,343
*	Pure Cycle Corp.	35,231	336,808
#	RGC Resources, Inc.	10,999	172,024
	Sempra	295,714	20,708,851
	SJW Group	41,008	2,562,180
	Southern Co.	534,107	35,945,401
#	Southwest Gas Holdings, Inc.	58,444	3,425,403
#	Spire, Inc.	56,789	3,159,172
#*	Sunnova Energy International, Inc.	296,082	2,703,229
	UGI Corp.	143,715	2,989,272
	Unitil Corp.	25,846	1,180,387
	Via Renewables, Inc.	3,740	21,168
	Vistra Corp.	764,596	25,017,581
	WEC Energy Group, Inc.	187,863	15,290,170
	Xcel Energy, Inc.	308,863	18,306,310
	York Water Co.	20,352	734,097

TOTAL UTILITIES			606,789,891

TOTAL COMMON STOCKS			27,851,138,622

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	8,927	193,537

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
	CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	9,858	$234,621

	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	53,920	1,437,507

	TOTAL PREFERRED STOCKS		1,865,665

	RIGHTS/WARRANTS — (0.0%)
	CONSUMER DISCRETIONARY — (0.0%)
#*»	Lazydays Holdings, Inc. Rights 11/14/2023	2,974	0

	TOTAL INVESTMENT SECURITIES (Cost $11,912,071,759)		27,853,004,287

	TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	283,594,942	283,594,942

	SECURITIES LENDING COLLATERAL — (1.5%)
@§	The DFA Short Term Investment Fund	36,868,359	426,456,306

	TOTAL INVESTMENTS — (100.0%) (Cost $12,622,123,007)		$28,563,055,535

As of October 31, 2023, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	1,170	12/15/23	$252,692,080	$246,416,625	$(6,275,455)

Total Futures Contracts			$252,692,080	$246,416,625	$(6,275,455)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,084,953,600	$149,296	—	$2,085,102,896
Consumer Discretionary	3,013,496,664	9,248	—	3,013,505,912
Consumer Staples	1,778,699,762	80,771	—	1,778,780,533
Energy	2,027,929,142	—	—	2,027,929,142
Financials	3,946,920,511	3,050	—	3,946,923,561
Health Care	3,170,881,568	8,561,704	$1,164,230	3,180,607,502
Industrials	3,640,135,865	845,401	13,390	3,640,994,656
Information Technology	6,408,675,532	634,117	—	6,409,309,649
Materials	1,083,638,441	—	87,017	1,083,725,458
Real Estate	77,427,815	41,607	—	77,469,422
Utilities	606,789,891	—	—	606,789,891
Preferred Stocks
Communication Services	193,537	—	—	193,537
Consumer Discretionary	234,621	—	—	234,621
Industrials	1,437,507	—	—	1,437,507
Temporary Cash Investments	283,594,942	—	—	283,594,942

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$426,456,306	—		$426,456,306
Futures Contracts**	$(6,275,455)	—	—		(6,275,455)

TOTAL	$28,118,733,943	$436,781,500	$1,264,637	^	$28,556,780,080

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (97.2%)
COMMUNICATION SERVICES — (6.3%)
*	Alphabet, Inc., Class A	2,402,168	$298,061,005
*	Alphabet, Inc., Class C	2,091,630	262,081,239
*	Altice USA, Inc., Class A	201,307	581,777
*	AMC Networks, Inc., Class A	43,504	513,347
#*	Angi, Inc.	89,053	143,375
*	Anterix, Inc.	22,083	673,311
	AT&T, Inc.	2,221,970	34,218,338
#	Atlanta Braves Holdings, Inc., Class A	25,005	947,940
*	Atlanta Braves Holdings, Inc., Class C	75,182	2,614,830
#	ATN International, Inc.	56,783	1,757,434
*	Bandwidth, Inc., Class A	54,398	577,163
*	Boston Omaha Corp., Class A	93,331	1,328,100
*	Bumble, Inc., Class A	169,363	2,276,239
	Cable One, Inc.	12,624	6,941,559
#*	Cardlytics, Inc.	1,969	24,396
*	Cargurus, Inc.	200,115	3,447,981
*	Cars.com, Inc.	169,736	2,585,079
*	Charter Communications, Inc., Class A	106,151	42,757,623
#*	Cinemark Holdings, Inc.	208,640	3,440,474
#	Cogent Communications Holdings, Inc.	73,923	4,803,517
	Comcast Corp., Class A	3,103,081	128,126,214
*	Consolidated Communications Holdings, Inc.	190,075	792,613
*	Cumulus Media, Inc., Class A	22,762	102,657
*	Daily Journal Corp.	426	123,919
*	DHI Group, Inc.	750,413	2,056,132
#*	DISH Network Corp., Class A	336,650	1,649,585
*	EchoStar Corp., Class A	64,082	888,176
	Electronic Arts, Inc.	116,272	14,393,311
#*	Emerald Holding, Inc.	27,806	138,474
#	Endeavor Group Holdings, Inc., Class A	105,443	2,399,883
	Entravision Communications Corp., Class A	182,974	655,047
*	Eventbrite, Inc., Class A	92,305	764,285
#*	EverQuote, Inc., Class A	15,897	136,555
*	EW Scripps Co., Class A	195,982	1,072,022
*	FG Group Holdings, Inc.	5,733	8,026
	Fox Corp., Class A	136,964	4,162,336
	Fox Corp., Class B	133,127	3,715,575
#*	Frontier Communications Parent, Inc.	248,941	4,461,023
*	Gaia, Inc.	23,801	64,263
#*	Gannett Co., Inc.	238,264	557,538
*»	GCI Liberty, Inc.	228,724	206,867
*	Gogo, Inc.	257,941	2,708,380
	Gray Television, Inc.	283,547	1,848,726
	Gray Television, Inc., Class A	3,160	21,175
*	Harte Hanks, Inc.	1,395	9,109
*	IDT Corp., Class B	243,741	6,836,935
*	iHeartMedia, Inc., Class A	31,256	73,452
*	IMAX Corp.	135,699	2,471,079
*	Integral Ad Science Holding Corp.	102,451	1,176,137
	Interpublic Group of Cos., Inc.	754,483	21,427,317
	Iridium Communications, Inc.	309,905	11,481,980
#	IZEA Worldwide, Inc.	8,527	18,418
	John Wiley & Sons, Inc., Class A	49,226	1,490,071
#	John Wiley & Sons, Inc., Class B	6,686	194,763
#*	Lee Enterprises, Inc.	2,052	18,345

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Broadband Corp., Class A	13,937	$1,161,231
*	Liberty Broadband Corp., Class C	107,844	8,984,484
*	Liberty Latin America Ltd., Class A	260,460	1,778,942
#*	Liberty Latin America Ltd., Class C	583,037	3,993,803
	Liberty Media Corp.-Liberty Formula One, Class A	15,089	868,372
*	Liberty Media Corp.-Liberty Formula One, Class C	211,996	13,714,021
	Liberty Media Corp.-Liberty Live, Class A	25,309	790,653
*	Liberty Media Corp.-Liberty Live, Class C	69,306	2,208,782
	Liberty Media Corp.-Liberty SiriusXM, Class A	97,689	2,392,404
*	Liberty Media Corp.-Liberty SiriusXM, Class C	222,861	5,471,238
#*	Lions Gate Entertainment Corp., Class A	276,860	2,176,120
*	Lions Gate Entertainment Corp., Class B	426,942	3,184,987
#*	Live Nation Entertainment, Inc.	136,282	10,905,286
*	Madison Square Garden Entertainment Corp.	59,864	1,824,655
*	Madison Square Garden Sports Corp.	12,190	2,049,627
#*	Magnite, Inc.	375,525	2,493,486
#	Marcus Corp.	49,976	776,627
*	Match Group, Inc.	166,947	5,776,366
*	Meta Platforms, Inc., Class A	1,408,050	424,203,223
*	Netflix, Inc.	51,615	21,249,379
	New York Times Co., Class A	249,625	10,062,384
	News Corp., Class A	433,279	8,960,210
#	News Corp., Class B	280,427	6,012,355
	Nexstar Media Group, Inc.	106,535	14,923,423
#	NextPlat Corp.	9,497	14,340
	Omnicom Group, Inc.	264,169	19,788,900
*	Ooma, Inc.	2,577	28,115
	Paramount Global, Class A	19,160	266,324
	Paramount Global, Class B	467,020	5,081,178
*	Pinterest, Inc., Class A	152,019	4,542,328
*	Playstudios, Inc.	7,694	21,774
*	Playtika Holding Corp.	75,340	632,856
#*	PubMatic, Inc., Class A	141,906	1,599,281
#*	QuinStreet, Inc.	65,042	735,625
#*	Reading International, Inc., Class A	76,569	140,887
#*»	Reading International, Inc., Class B	300	3,780
#*	Reservoir Media, Inc.	4,691	26,410
#*	ROBLOX Corp., Class A	9,761	310,497
#*	Roku, Inc.	85,051	5,066,488
	Saga Communications, Inc., Class A	16,742	324,795
	Scholastic Corp.	82,742	3,053,180
	Shenandoah Telecommunications Co.	180,301	4,265,922
#	Shutterstock, Inc.	37,472	1,524,361
#	Sinclair, Inc.	21,859	237,607
#	Sirius XM Holdings, Inc.	520,537	2,227,898
#*	Snap, Inc., Class A	320,049	3,203,690
#*	Sphere Entertainment Co.	72,954	2,400,916
	Spok Holdings, Inc.	53,905	803,724
*	Spotify Technology SA	29,127	4,798,964
*	Stagwell, Inc., Class A	10,044	41,381
*	Take-Two Interactive Software, Inc.	166,774	22,306,022
*	TechTarget, Inc.	64,252	1,617,865
	TEGNA, Inc.	457,301	6,635,437
	Telephone & Data Systems, Inc.	120,435	2,190,713
*	Thryv Holdings, Inc.	101,092	1,762,034
	TKO Group Holdings, Inc.	79,408	6,509,868
*	T-Mobile U.S., Inc.	420,494	60,492,267
	Townsquare Media, Inc., Class A	44,674	384,196
*	Trade Desk, Inc., Class A	87,947	6,240,719

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Travelzoo	45,377	$319,000
*	TripAdvisor, Inc.	271,297	4,004,344
*	TrueCar, Inc.	156,395	286,203
#*	U.S. Cellular Corp.	110,591	4,648,140
*	Urban One, Inc.	139,944	743,103
*	Urban One, Inc.	18,927	102,774
	Verizon Communications, Inc.	3,035,075	106,622,185
*	Vimeo, Inc.	340,314	1,048,167
*	Vivid Seats, Inc., Class A	10,938	64,315
*	Walt Disney Co.	494,040	40,308,724
*	Warner Bros Discovery, Inc.	1,033,971	10,277,672
	Warner Music Group Corp., Class A	67,005	2,097,256
*	WideOpenWest, Inc.	124,634	877,423
*	Yelp, Inc.	103,011	4,346,034
*	Zedge, Inc., Class B	5,460	10,483
*	Ziff Davis, Inc.	121,275	7,332,286
#*	ZoomInfo Technologies, Inc., Class A	124,151	1,608,997

TOTAL COMMUNICATION SERVICES			1,795,964,621

CONSUMER DISCRETIONARY — (9.7%)
*	1-800-Flowers.com, Inc., Class A	59,807	449,151
#*	2U, Inc.	80,244	170,117
	Aaron’s Co., Inc.	93,779	694,902
#*	Abercrombie & Fitch Co., Class A	173,759	10,568,022
	Academy Sports & Outdoors, Inc.	101,921	4,570,138
#	Acushnet Holdings Corp.	167,733	8,547,674
*	Adient PLC	159,118	5,360,685
#	ADT, Inc.	264,074	1,494,659
*	Adtalem Global Education, Inc.	130,670	6,768,706
#	Advance Auto Parts, Inc.	71,840	3,737,835
*	Airbnb, Inc., Class A	41,023	4,852,611
*	Amazon.com, Inc.	3,133,368	417,019,947
	AMCON Distributing Co.	1,168	228,928
*	American Axle & Manufacturing Holdings, Inc.	143,370	967,748
	American Eagle Outfitters, Inc.	422,342	7,378,315
*	American Outdoor Brands, Inc.	31,950	283,716
*	American Public Education, Inc.	42,476	177,125
#*	America’s Car-Mart, Inc.	24,380	1,632,972
*	Aptiv PLC	178,266	15,544,795
	Aramark.	369,099	9,939,836
*	Arhaus, Inc.	68,641	591,685
	Ark Restaurants Corp.	7,366	113,142
#	Arko Corp.	5,617	42,408
#*	Asbury Automotive Group, Inc.	62,392	11,939,957
	Autoliv, Inc.	167,514	15,352,658
*	AutoNation, Inc.	211,067	27,455,595
*	AutoZone, Inc.	4,638	11,488,929
	Bassett Furniture Industries, Inc.	18,048	277,759
	Bath & Body Works, Inc.	125,058	3,707,970
*	Beazer Homes USA, Inc.	81,478	1,970,953
	Best Buy Co., Inc.	562,690	37,598,946
	Big 5 Sporting Goods Corp.	320,032	2,259,426
#	Big Lots, Inc.	43,816	199,801
*	Biglari Holdings, Inc., Class A	475	349,009
*	Biglari Holdings, Inc., Class B	5,167	763,528
*	BJ’s Restaurants, Inc.	37,119	954,701
	Bloomin’ Brands, Inc.	213,547	4,984,187
#	Bluegreen Vacations Holding Corp.	1,201	40,246
*	Booking Holdings, Inc.	9,737	27,161,946

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Boot Barn Holdings, Inc.	94,067	$6,537,656
	BorgWarner, Inc.	394,368	14,552,179
	Boyd Gaming Corp.	77,977	4,308,229
#*	Bright Horizons Family Solutions, Inc.	73,754	5,462,221
#*	Brilliant Earth Group, Inc., Class A	1,824	5,308
*	Brinker International, Inc.	62,262	2,111,927
#	Brunswick Corp.	212,062	14,731,947
	Buckle, Inc.	85,572	2,889,766
	Build-A-Bear Workshop, Inc.	46,847	1,161,806
#*	Burlington Stores, Inc.	54,847	6,638,132
*	Caesars Entertainment, Inc.	128,276	5,116,930
#	Caleres, Inc.	108,263	2,769,368
#	Camping World Holdings, Inc., Class A	98,263	1,645,905
*	CarMax, Inc.	198,716	12,139,560
*	Carnival Corp.	404,638	4,637,151
*	CarParts.com, Inc.	104,135	294,702
	Carriage Services, Inc.	52,325	1,130,220
*	Carrols Restaurant Group, Inc.	66,417	381,898
#	Carter’s, Inc.	77,403	5,198,385
#	Cato Corp., Class A	56,592	403,501
*	Cavco Industries, Inc.	19,227	4,797,329
	Century Communities, Inc.	84,771	5,213,416
#	Cheesecake Factory, Inc.	97,782	3,038,087
*	Chegg, Inc.	149,106	1,122,768
*	Chewy, Inc., Class A	14,657	283,320
*	Chico’s FAS, Inc.	155,358	1,162,078
#*	Children’s Place, Inc.	2,021	55,315
*	Chipotle Mexican Grill, Inc.	10,251	19,909,492
#	Choice Hotels International, Inc.	67,361	7,443,390
	Churchill Downs, Inc.	84,180	9,246,331
#*	Chuy’s Holdings, Inc.	47,295	1,591,950
#*	Citi Trends, Inc.	21,365	514,897
#	Clarus Corp.	26,518	153,539
#	Columbia Sportswear Co.	148,332	10,946,902
*	Conn’s, Inc.	72,958	215,226
#*	Container Store Group, Inc.	178,853	330,878
#*	Cooper-Standard Holdings, Inc.	16,643	206,706
*	Coursera, Inc.	60,183	1,043,573
#	Cracker Barrel Old Country Store, Inc.	26,871	1,783,160
*	Crocs, Inc.	92,650	8,275,498
	Crown Crafts, Inc.	22,116	93,108
*	Culp, Inc.	32,546	178,027
	Dana, Inc.	221,807	2,546,344
	Darden Restaurants, Inc.	154,438	22,475,362
*	Dave & Buster’s Entertainment, Inc.	48,151	1,682,396
*	Deckers Outdoor Corp.	38,497	22,985,019
#*	Delta Apparel, Inc.	23,691	198,294
#*	Denny’s Corp.	34,984	301,562
	Designer Brands, Inc., Class A	85,666	866,083
*	Destination XL Group, Inc.	139,049	578,444
#	Dick’s Sporting Goods, Inc.	197,961	21,171,929
#	Dillard’s, Inc., Class A	36,747	11,408,106
	Dine Brands Global, Inc.	13,306	655,853
	Domino’s Pizza, Inc.	20,928	7,094,383
*	DoorDash, Inc., Class A	165,089	12,373,421
*	Dorman Products, Inc.	80,565	5,009,532
	DR Horton, Inc.	458,555	47,873,142
*	DraftKings, Inc., Class A	277,744	7,671,289
*	Duluth Holdings, Inc., Class B	3,601	18,113

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Duolingo, Inc.	16,346	$2,387,333
	eBay, Inc.	747,182	29,311,950
*	El Pollo Loco Holdings, Inc.	73,332	612,322
#*	Envela Corp.	829	3,250
	Escalade, Inc.	37,461	638,335
	Ethan Allen Interiors, Inc.	69,111	1,814,855
*	Etsy, Inc.	86,315	5,377,424
#*	European Wax Center, Inc., Class A	4,948	73,082
*	Everi Holdings, Inc.	13,173	142,137
*	Expedia Group, Inc.	61,269	5,838,323
#*	Figs, Inc., Class A	226,390	1,247,409
#*	First Watch Restaurant Group, Inc.	79,925	1,335,547
#*	Five Below, Inc.	87,336	15,194,717
	Flanigan’s Enterprises, Inc.	2,891	82,104
#	Flexsteel Industries, Inc.	20,065	387,455
#*	Floor & Decor Holdings, Inc., Class A	109,958	9,060,539
#	Foot Locker, Inc.	117,562	2,467,626
	Ford Motor Co.	2,081,479	20,294,420
#*	Fossil Group, Inc.	112,353	175,271
*	Fox Factory Holding Corp.	100,175	8,161,257
*	Frontdoor, Inc.	142,869	4,133,200
#*	Full House Resorts, Inc.	23,954	89,828
#*	Funko, Inc., Class A	64,715	498,953
#*	GameStop Corp., Class A	33,613	462,851
#	Gap, Inc.	447,380	5,726,464
	Garmin Ltd.	161,695	16,578,588
*	Garrett Motion, Inc.	3,105	21,921
	General Motors Co.	804,089	22,675,310
*	Genesco, Inc.	27,258	747,142
	Gentex Corp.	591,316	16,958,943
*	Gentherm, Inc.	100,535	4,043,518
	Genuine Parts Co.	187,569	24,170,141
*	G-III Apparel Group Ltd.	188,862	4,825,424
*	Good Times Restaurants, Inc.	1,690	4,512
*	Goodyear Tire & Rubber Co.	343,815	4,091,399
#*	GoPro, Inc., Class A	289,774	727,333
	Graham Holdings Co., Class B	10,480	6,064,986
*	Grand Canyon Education, Inc.	101,162	11,970,499
*	Green Brick Partners, Inc.	15,871	614,208
	Group 1 Automotive, Inc.	45,994	11,605,666
#*	GrowGeneration Corp.	176,512	360,084
#	Guess?, Inc.	134,397	2,889,536
#	H&R Block, Inc.	272,291	11,177,546
#*	Hall of Fame Resort & Entertainment Co.	1,398	3,663
	Hamilton Beach Brands Holding Co., Class A	27,412	337,716
	Hanesbrands, Inc.	724,114	3,034,038
	Harley-Davidson, Inc.	171,852	4,614,226
#	Hasbro, Inc.	115,994	5,237,129
#	Haverty Furniture Cos., Inc.	59,491	1,549,741
	Haverty Furniture Cos., Inc., Class A	2,523	63,781
#*	Helen of Troy Ltd.	65,750	6,464,540
	Hibbett, Inc.	58,833	2,710,436
*	Hilton Grand Vacations, Inc.	97,152	3,492,614
	Hilton Worldwide Holdings, Inc.	127,794	19,364,625
	Home Depot, Inc.	491,255	139,855,386
	Hooker Furnishings Corp.	45,153	754,958
*	Hovnanian Enterprises, Inc., Class A	300	20,844
#	Hyatt Hotels Corp., Class A	75,569	7,741,288
	Installed Building Products, Inc.	85,113	9,504,569

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	International Game Technology PLC	98,836	$2,512,411
*	iRobot Corp.	5,213	171,664
*	J Jill, Inc.	1,647	47,187
	Jack in the Box, Inc.	29,986	1,894,515
#	Jerash Holdings U.S., Inc.	8,736	27,344
	Johnson Outdoors, Inc., Class A	21,338	1,014,622
#	KB Home	157,600	6,965,920
#	Kohl’s Corp.	221,995	5,005,987
#	Kontoor Brands, Inc.	72,359	3,361,076
*	Koss Corp.	1,133	3,252
#	Krispy Kreme, Inc.	37,129	480,078
#*	Kura Sushi USA, Inc., Class A	11,561	660,596
#	Lakeland Industries, Inc.	30,717	448,775
*	Lands’ End, Inc.	65,503	411,359
	Las Vegas Sands Corp.	39,122	1,856,730
	Laureate Education, Inc.	110,900	1,568,126
*††	Lazare Kaplan International, Inc.	3,667	0
	La-Z-Boy, Inc.	142,522	4,167,343
#*	Lazydays Holdings, Inc.	11,759	74,199
#	LCI Industries	77,616	8,420,560
	Lear Corp.	118,491	15,375,392
*	Legacy Housing Corp.	1,425	26,377
	Leggett & Platt, Inc.	160,792	3,767,357
	Lennar Corp., Class A	304,524	32,486,620
#	Lennar Corp., Class B	38,428	3,789,385
#*	Leslie’s, Inc.	35,315	174,456
#	Levi Strauss & Co., Class A	82,202	1,123,701
*	LGI Homes, Inc.	69,991	6,614,849
*	Life Time Group Holdings, Inc.	92,952	1,098,693
	Lifetime Brands, Inc.	44,942	239,990
*	Light & Wonder, Inc.	120,879	8,837,464
*	Lincoln Educational Services Corp.	56,293	481,305
	Lithia Motors, Inc.	61,290	14,845,051
*	Live Ventures, Inc.	1,091	30,210
	LKQ Corp.	291,934	12,821,741
#*	LL Flooring Holdings, Inc.	58,637	189,984
#*	Lovesac Co.	21,261	349,956
	Lowe’s Cos., Inc.	157,425	30,000,482
#*	Lucid Group, Inc.	389,798	1,605,968
*	Lululemon Athletica, Inc.	71,014	27,942,589
*	Lulu’s Fashion Lounge Holdings, Inc.	3,446	7,237
*	M/I Homes, Inc.	73,907	6,065,547
#	Macy’s, Inc.	329,961	4,018,925
*	Malibu Boats, Inc., Class A	65,250	2,846,205
#	Marine Products Corp.	27,683	269,632
	Marriott International, Inc., Class A	189,143	35,664,804
	Marriott Vacations Worldwide Corp.	98,481	8,849,503
*	MasterCraft Boat Holdings, Inc.	23,783	486,125
*	Mattel, Inc.	449,749	8,581,211
	McDonald’s Corp.	168,336	44,132,649
	MDC Holdings, Inc.	198,377	7,528,407
#	Meritage Homes Corp.	110,232	12,568,653
	MGM Resorts International	339,195	11,844,689
*	Modine Manufacturing Co.	134,527	5,313,816
*	Mohawk Industries, Inc.	52,396	4,211,590
	Monarch Casino & Resort, Inc.	6,743	405,861
#	Monro, Inc.	46,267	1,148,347
*	Motorcar Parts of America, Inc.	32,684	235,978
	Movado Group, Inc.	39,343	1,096,096

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Murphy USA, Inc.	89,104	$32,317,130
	Nathan’s Famous, Inc.	8,885	581,612
*	National Vision Holdings, Inc.	94,356	1,466,292
	Newell Brands, Inc.	503,756	3,385,240
	NIKE, Inc., Class B	454,364	46,694,988
	Nobility Homes, Inc.	2,557	75,227
#*	Noodles & Co.	13,564	28,891
#	Nordstrom, Inc.	224,089	3,132,764
#*	Norwegian Cruise Line Holdings Ltd.	447,297	6,083,239
*	NVR, Inc.	5,545	30,012,978
*	ODP Corp.	123,201	5,534,189
*	Ollie’s Bargain Outlet Holdings, Inc.	137,805	10,644,058
#*	ONE Group Hospitality, Inc.	107,373	473,515
*	OneSpaWorld Holdings Ltd.	109,085	1,143,211
#*	OneWater Marine, Inc., Class A	4,520	102,288
*	O’Reilly Automotive, Inc.	12,432	11,567,230
#*	Overstock.com, Inc.	54,823	855,239
	Oxford Industries, Inc.	49,171	4,150,032
#	Papa John’s International, Inc.	49,539	3,221,026
#	Patrick Industries, Inc.	68,197	5,125,005
#*	Penn Entertainment, Inc.	179,807	3,547,592
#	Penske Automotive Group, Inc.	217,412	31,107,309
	Perdoceo Education Corp.	201,904	3,652,443
#	PetMed Express, Inc.	31,827	219,288
	Phinia, Inc.	78,873	2,041,233
*	Planet Fitness, Inc., Class A	113,210	6,257,117
*	Playa Hotels & Resorts NV	263,869	1,907,773
#	Polaris, Inc.	141,051	12,189,627
	Pool Corp.	43,421	13,711,049
#*	Portillo’s, Inc., Class A	58,884	880,316
#*	Potbelly Corp.	36,827	324,078
	PulteGroup, Inc.	445,238	32,765,064
	PVH Corp.	72,946	5,423,535
#*	QuantumScape Corp.	137,152	715,933
#	Ralph Lauren Corp.	43,151	4,855,782
#	RCI Hospitality Holdings, Inc.	15,909	867,200
#	Red Rock Resorts, Inc., Class A	140,814	5,569,194
#*	Revolve Group, Inc.	47,238	649,523
#*	RH	53,640	11,691,374
#*	Rivian Automotive, Inc., Class A	364,645	5,914,542
	Rocky Brands, Inc.	18,710	229,759
	Ross Stores, Inc.	256,716	29,771,355
*	Rover Group, Inc.	159,399	1,028,124
*	Royal Caribbean Cruises Ltd.	172,269	14,596,352
#*	Sabre Corp.	268,689	940,412
*	Sally Beauty Holdings, Inc.	144,941	1,231,999
*	SeaWorld Entertainment, Inc.	155,945	6,718,111
	Service Corp. International.	493,717	26,868,079
*	Shake Shack, Inc., Class A	28,525	1,598,541
#*	SharkNinja, Inc.	29,910	1,249,042
#	Shoe Carnival, Inc.	69,619	1,592,883
#	Signet Jewelers Ltd.	152,601	10,656,128
*	Six Flags Entertainment Corp.	47,417	943,598
*	Skechers USA, Inc., Class A	282,853	13,639,172
*	Skyline Champion Corp.	149,453	8,762,429
*	Sleep Number Corp.	50,884	827,883
	Smith & Wesson Brands, Inc.	165,557	2,438,655
	Sonic Automotive, Inc., Class A	76,638	3,667,128
#*	Sonos, Inc.	129,265	1,393,477

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Sportsman’s Warehouse Holdings, Inc.	146,965	$748,052
	Standard Motor Products, Inc.	87,584	3,059,309
	Starbucks Corp.	261,927	24,160,146
	Steven Madden Ltd.	203,023	6,657,124
*	Stitch Fix, Inc., Class A	111,719	366,438
*	Stoneridge, Inc.	95,048	1,546,431
	Strategic Education, Inc.	64,691	5,324,716
*	Strattec Security Corp.	8,355	190,076
*	Stride, Inc.	138,789	7,630,619
	Superior Group of Cos., Inc.	58,911	471,288
*	Superior Industries International, Inc.	61,324	169,867
#*	Sweetgreen, Inc., Class A	217,108	2,242,726
*»	Tandy Leather Factory, Inc.	825	3,465
	Tapestry, Inc.	255,102	7,030,611
*	Taylor Morrison Home Corp.	329,873	12,640,733
	Tempur Sealy International, Inc.	408,147	16,297,310
*	Tesla, Inc.	399,380	80,211,479
	Texas Roadhouse, Inc.	125,353	12,728,344
#	Thor Industries, Inc.	64,329	5,656,449
*	Tile Shop Holdings, Inc.	28,684	157,475
#*	Tilly’s, Inc., Class A	65,899	533,782
	TJX Cos., Inc.	751,565	66,190,330
	Toll Brothers, Inc.	283,295	20,031,789
*	TopBuild Corp.	107,700	24,637,452
#*	Topgolf Callaway Brands Corp.	714,985	8,737,117
	Tractor Supply Co.	147,814	28,463,064
	Travel & Leisure Co.	126,253	4,296,390
#*	Tri Pointe Homes, Inc.	343,264	8,602,196
*	Ulta Beauty, Inc.	61,020	23,267,536
*	Under Armour, Inc., Class A	347,682	2,381,622
*	Under Armour, Inc., Class C	347,463	2,234,187
*	Unifi, Inc.	80,724	542,465
*	Universal Electronics, Inc.	34,370	269,805
*	Universal Technical Institute, Inc.	78,799	687,915
#	Upbound Group, Inc.	150,112	3,911,919
*	Urban Outfitters, Inc.	275,313	9,531,336
	Vail Resorts, Inc.	50,995	10,823,689
	Valvoline, Inc.	334,586	9,927,167
*	Vera Bradley, Inc.	62,898	460,413
#	VF Corp.	395,259	5,822,165
*	Victoria’s Secret & Co.	68,122	1,218,021
#*	Vince Holding Corp.	2,707	3,654
*	Vista Outdoor, Inc.	183,916	4,619,970
*	Visteon Corp.	64,948	7,477,463
#*	VOXX International Corp.	82,262	754,343
*	Warby Parker, Inc., Class A	30,180	391,736
#	Wendy’s Co.	622,228	11,834,777
#	Weyco Group, Inc.	25,416	735,031
	Whirlpool Corp.	14,989	1,567,250
#	Williams-Sonoma, Inc.	224,034	33,658,868
	Wingstop, Inc.	41,509	7,586,600
#	Winnebago Industries, Inc.	85,156	4,934,790
	Wolverine World Wide, Inc.	123,709	995,857
	Wyndham Hotels & Resorts, Inc.	117,908	8,536,539
	Wynn Resorts Ltd.	57,449	5,042,873
*	XPEL, Inc.	15,360	711,168
#*	YETI Holdings, Inc.	87,372	3,715,057
	Yum! Brands, Inc.	109,405	13,222,688

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	28,727	$471,985

TOTAL CONSUMER DISCRETIONARY			2,763,394,252

CONSUMER STAPLES — (6.1%)
	Albertsons Cos., Inc., Class A	332,682	7,219,199
#	Alico, Inc.	16,923	413,598
	Altria Group, Inc.	525,734	21,118,735
	Andersons, Inc.	104,445	5,235,828
	Archer-Daniels-Midland Co.	390,133	27,921,819
	B&G Foods, Inc.	89,132	719,295
*	BellRing Brands, Inc.	243,570	10,651,316
*	BJ’s Wholesale Club Holdings, Inc.	216,639	14,757,449
*	Boston Beer Co., Inc. , Class A	19,989	6,675,327
#*	Bridgford Foods Corp.	11,491	119,966
#	Brown-Forman Corp., Class A	59,147	3,396,221
#	Brown-Forman Corp., Class B	310,975	17,464,356
	Bunge Ltd.	258,376	27,382,688
	Calavo Growers, Inc.	47,566	1,205,322
	Cal-Maine Foods, Inc.	124,586	5,644,992
	Campbell Soup Co.	277,011	11,194,015
	Casey’s General Stores, Inc.	87,184	23,706,201
*	Celsius Holdings, Inc.	10,117	1,538,695
*	Central Garden & Pet Co.	36,639	1,598,560
*	Central Garden & Pet Co., Class A	134,388	5,333,860
*	Chefs’ Warehouse, Inc.	61,901	1,177,976
	Church & Dwight Co., Inc.	224,890	20,451,497
	Clorox Co.	71,413	8,405,310
	Coca-Cola Co.	1,697,114	95,869,970
	Coca-Cola Consolidated, Inc.	26,301	16,738,219
	Colgate-Palmolive Co.	249,597	18,749,727
	Conagra Brands, Inc.	202,440	5,538,758
	Constellation Brands, Inc., Class A	62,682	14,676,990
	Costco Wholesale Corp.	157,001	86,733,632
*	Coty, Inc., Class A	703,550	6,592,263
*	Darling Ingredients, Inc.	382,850	16,956,426
	Dollar General Corp.	176,972	21,066,747
*	Dollar Tree, Inc.	297,007	32,994,508
*	Duckhorn Portfolio, Inc.	241,707	2,521,004
#	Edgewell Personal Care Co.	61,595	2,149,666
*	elf Beauty, Inc.	101,357	9,388,699
#	Energizer Holdings, Inc.	39,452	1,245,894
	Estee Lauder Cos., Inc., Class A	45,681	5,886,910
*	Farmer Bros Co.	44,218	111,429
	Flowers Foods, Inc.	629,426	13,803,312
	Forafric Global PLC	2,321	25,624
	Fresh Del Monte Produce, Inc.	130,837	3,270,925
*	Fresh Market, Inc.	18,803	0
#*	Freshpet, Inc.	46,184	2,650,962
	General Mills, Inc.	354,490	23,126,928
*	Grocery Outlet Holding Corp.	116,544	3,224,772
*	Hain Celestial Group, Inc.	112,671	1,245,015
#*	Herbalife Ltd.	84,888	1,209,654
	Hershey Co.	140,242	26,274,339
	Hormel Foods Corp.	344,841	11,224,575
*	Hostess Brands, Inc.	50,492	1,686,433
	Ingles Markets, Inc., Class A	36,272	2,909,740
	Ingredion, Inc.	159,753	14,949,686
	Inter Parfums, Inc.	62,801	7,982,635
	J & J Snack Foods Corp.	42,469	6,651,070

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	J M Smucker Co.	100,158	$11,401,987
	John B Sanfilippo & Son, Inc.	34,146	3,491,770
	Kellanova	341,959	17,258,671
	Kenvue, Inc.	2,928,537	54,470,788
	Keurig Dr Pepper, Inc.	195,851	5,940,161
	Kimberly-Clark Corp.	103,431	12,374,485
	Kraft Heinz Co.	227,544	7,158,534
	Kroger Co.	1,328,188	60,259,890
	Lamb Weston Holdings, Inc.	180,850	16,240,330
	Lancaster Colony Corp.	57,748	9,769,229
#	Lifevantage Corp.	21,105	158,499
*	Lifeway Foods, Inc.	25,136	268,201
	Limoneira Co.	27,386	391,346
	Mannatech, Inc.	462	3,927
	McCormick & Co., Inc.	211,272	13,500,281
	McCormick & Co., Inc.	6,660	427,905
	Medifast, Inc.	33,574	2,321,978
#	MGP Ingredients, Inc.	55,633	5,266,220
#*	Mission Produce, Inc.	30,468	286,704
	Molson Coors Beverage Co., Class B	169,487	9,791,264
	Mondelez International, Inc., Class A	545,190	36,097,030
*	Monster Beverage Corp.	166,864	8,526,750
*	National Beverage Corp.	155,337	7,204,530
*	Natural Alternatives International, Inc.	16,951	102,554
	Natural Grocers by Vitamin Cottage, Inc., Class C	63,759	801,451
	Natural Health Trends Corp.	16,960	94,637
*	Nature’s Sunshine Products, Inc.	50,646	906,563
	Nu Skin Enterprises, Inc., Class A	241,552	4,587,072
	Oil-Dri Corp. of America	13,370	765,834
	PepsiCo, Inc.	986,623	161,095,803
*	Performance Food Group Co.	140,615	8,121,922
	Philip Morris International, Inc.	291,355	25,977,212
*	Pilgrim’s Pride Corp.	257,979	6,578,464
*	Post Holdings, Inc.	204,060	16,381,937
	PriceSmart, Inc.	74,417	4,650,318
	Procter & Gamble Co.	1,467,734	220,204,132
	Reynolds Consumer Products, Inc.	18,520	470,964
*	Rocky Mountain Chocolate Factory, Inc.	12,203	48,690
	Seaboard Corp.	1,490	5,225,355
*	Seneca Foods Corp., Class A	23,166	1,266,022
*»	Seneca Foods Corp., Class B	1,999	108,146
*	Simply Good Foods Co.	209,209	7,801,404
	SpartanNash Co.	87,633	1,970,866
	Spectrum Brands Holdings, Inc.	148,410	11,178,241
*	Sprouts Farmers Market, Inc.	315,552	13,259,495
	Sysco Corp.	322,874	21,467,892
	Target Corp.	430,413	47,685,456
#	Tootsie Roll Industries, Inc.	89,175	2,774,234
*	TreeHouse Foods, Inc.	85,803	3,577,127
	Turning Point Brands, Inc.	26,456	530,443
	Tyson Foods, Inc., Class A	317,209	14,702,637
*	U.S. Foods Holding Corp.	427,399	16,642,917
*	United Natural Foods, Inc.	157,882	2,301,920
	United-Guardian, Inc.	4,655	27,697
	Universal Corp.	55,602	2,502,090
*	USANA Health Sciences, Inc.	68,390	3,115,164
#	Utz Brands, Inc.	78,640	958,622
	Vector Group Ltd.	196,366	2,018,642
	Village Super Market, Inc., Class A	27,373	669,817

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Vita Coco Co., Inc.	10,704	$290,078
*	Vital Farms, Inc.	22,960	253,938
#	Walgreens Boots Alliance, Inc.	312,849	6,594,857
	Walmart, Inc.	819,313	133,883,937
#	WD-40 Co.	29,801	6,299,931
#	Weis Markets, Inc.	68,680	4,471,068
*	Whole Earth Brands, Inc.	3,012	10,662
*	Willamette Valley Vineyards, Inc.	6,260	33,178
*	WK Kellogg Co.	85,489	856,600

TOTAL CONSUMER STAPLES			1,726,665,206

ENERGY — (6.5%)
	Adams Resources & Energy, Inc.	7,057	224,695
*	Amplify Energy Corp.	72,448	503,514
	Antero Midstream Corp.	810,238	9,998,337
#*	Antero Resources Corp.	525,341	15,466,039
	APA Corp.	175,283	6,962,241
	Archrock, Inc.	727,672	9,219,604
	Ardmore Shipping Corp.	125,062	1,662,074
	Baker Hughes Co.	366,544	12,616,444
	Barnwell Industries, Inc.	1,214	3,084
*	Battalion Oil Corp.	7,657	45,942
	Berry Corp.	137,420	1,147,457
*	Bristow Group, Inc.	38,974	1,018,780
	Cactus, Inc., Class A	90,580	4,251,825
	California Resources Corp.	155,489	8,177,167
*	Callon Petroleum Co.	126,015	4,706,660
*	Centrus Energy Corp., Class A	500	26,535
	ChampionX Corp.	366,543	11,289,524
	Cheniere Energy, Inc.	138,115	22,985,098
#	Chesapeake Energy Corp.	205,877	17,721,892
	Chevron Corp.	1,202,644	175,261,310
	Chord Energy Corp.	1	165
#	Civitas Resources, Inc.	1,368	103,188
*	Clean Energy Fuels Corp.	536,729	1,873,184
*	CNX Resources Corp.	605,909	13,160,343
#	Comstock Resources, Inc.	377,273	4,753,640
	ConocoPhillips.	1,162,116	138,059,381
	CONSOL Energy, Inc.	82,040	7,538,656
	Core Laboratories, Inc.	50,330	1,078,069
	Coterra Energy, Inc.	1,374,026	37,785,715
	CVR Energy, Inc.	95,791	3,137,155
	Delek U.S. Holdings, Inc.	124,754	3,287,268
*	Denbury, Inc.	268	23,823
	Devon Energy Corp.	809,240	37,686,307
	DHT Holdings, Inc.	495,445	5,509,348
	Diamondback Energy, Inc.	197,099	31,598,912
*	DMC Global, Inc.	28,980	549,171
	Dorian LPG Ltd.	125,558	4,014,089
*	Dril-Quip, Inc.	103,093	2,232,994
*	DT Midstream, Inc.	105,764	5,708,083
*	Earthstone Energy, Inc., Class A	28,642	606,351
	Encore Energy Corp.	11,862	39,145
	Energy Services of America Corp.	19,547	92,457
	EnLink Midstream LLC	618,371	7,599,780
	EOG Resources, Inc.	393,661	49,699,701
	Epsilon Energy Ltd.	67,458	385,185
#	EQT Corp.	408,230	17,300,787
	Equitrans Midstream Corp.	885,650	7,855,716

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Evolution Petroleum Corp.	86,609	$556,896
	Excelerate Energy, Inc., Class A	1,403	19,951
*	Expro Group Holdings NV	125,363	1,974,467
	Exxon Mobil Corp.	3,081,650	326,192,653
*	Forum Energy Technologies, Inc.	14,058	306,043
*	Geospace Technologies Corp.	38,507	461,699
#*	Green Plains, Inc.	120,482	3,539,761
*	Gulf Island Fabrication, Inc.	55,920	220,325
*	Gulfport Energy Corp.	19,826	2,450,692
#*	Hallador Energy Co.	9,905	138,472
	Halliburton Co.	1,092,464	42,977,534
*	Helix Energy Solutions Group, Inc.	472,602	4,631,500
#	Helmerich & Payne, Inc.	172,225	6,814,943
	Hess Corp.	368,513	53,213,277
	HF Sinclair Corp.	407,621	22,574,051
#*	Independence Contract Drilling, Inc.	738	1,970
	International Seaways, Inc.	86,594	4,164,305
	Kinder Morgan, Inc.	940,984	15,243,941
#	Kinetik Holdings, Inc.	11,131	394,483
*	Kosmos Energy Ltd.	1,006,305	7,285,648
	Liberty Energy, Inc.	377,388	7,434,544
#*	Lightbridge Corp.	9,276	39,887
#	Magnolia Oil & Gas Corp., Class A	272,620	6,120,319
*	Mammoth Energy Services, Inc.	11,501	46,579
	Marathon Oil Corp.	899,545	24,566,574
	Marathon Petroleum Corp.	424,368	64,185,660
	Matador Resources Co.	305,453	18,843,396
	Mexco Energy Corp.	305	3,891
	Murphy Oil Corp.	376,366	16,887,542
#*	Nabors Industries Ltd.	14,376	1,403,673
	NACCO Industries, Inc., Class A	14,843	512,826
*	Natural Gas Services Group, Inc.	45,446	667,147
*	NCS Multistage Holdings, Inc.	1,988	27,077
#	New Fortress Energy, Inc.	82,223	2,491,357
*	Newpark Resources, Inc.	316,153	2,187,779
#*	Nine Energy Service, Inc.	29,352	103,319
#	Nordic American Tankers Ltd.	546,043	2,506,337
#	Northern Oil & Gas, Inc.	90,880	3,484,339
	NOV, Inc.	319,314	6,373,507
	Occidental Petroleum Corp.	855,693	52,890,384
#*	Oceaneering International, Inc.	215,283	4,734,073
*	Oil States International, Inc.	151,337	1,098,707
	ONEOK, Inc.	501,921	32,725,249
*	Overseas Shipholding Group, Inc., Class A	234,750	1,147,928
	Ovintiv, Inc.	341,613	16,397,424
*	Par Pacific Holdings, Inc.	125,529	4,119,862
	Patterson-UTI Energy, Inc.	850,642	10,803,153
	PBF Energy, Inc., Class A	309,264	14,699,318
#	Peabody Energy Corp.	160,138	3,777,655
#	Permian Resources Corp.	521,351	7,596,084
	Phillips 66	262,444	29,936,987
#	PHX Minerals, Inc.	44,762	154,877
	Pioneer Natural Resources Co.	151,418	36,188,902
*	PrimeEnergy Resources Corp.	3,139	335,622
*	Profire Energy, Inc.	28,087	51,961
*	ProPetro Holding Corp.	167,386	1,754,205
	Range Resources Corp.	732,894	26,266,921
	Ranger Energy Services, Inc.	17,872	207,494
*	REX American Resources Corp.	52,243	1,985,756

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Riley Exploration Permian, Inc.	600	$18,990
#	RPC, Inc.	349,535	2,908,131
	SandRidge Energy, Inc.	46,447	736,185
	Schlumberger NV	730,852	40,679,222
	Scorpio Tankers, Inc.	139,897	7,855,217
*	SEACOR Marine Holdings, Inc.	54,401	753,998
*	Seadrill Ltd.	10,951	432,784
	Select Water Solutions, Inc., Class A	127,960	952,022
	SFL Corp. Ltd.	343,497	3,730,377
*	SilverBow Resources, Inc.	9,469	322,893
#	Sitio Royalties Corp., Class A	16,723	413,393
	SM Energy Co.	280,610	11,314,195
	Solaris Oilfield Infrastructure, Inc., Class A	56,256	519,805
*	Southwestern Energy Co.	1,873,940	13,361,192
#*	Stabilis Solutions, Inc.	2,409	11,684
*	Talos Energy, Inc.	154,916	2,401,198
	Targa Resources Corp.	310,643	25,972,861
	TechnipFMC PLC	591,475	12,728,542
*	Teekay Corp.	133,817	940,734
	Teekay Tankers Ltd., Class A	90,656	4,505,603
*	TETRA Technologies, Inc.	61,518	291,595
	Texas Pacific Land Corp.	5,514	10,178,568
*	Tidewater, Inc.	121,044	8,273,357
#*	Transocean Ltd.	616,716	4,082,660
*	U.S. Silica Holdings, Inc.	101,898	1,229,909
*	Valaris Ltd.	70,607	4,662,886
	Valero Energy Corp.	391,824	49,761,648
#*	Vital Energy, Inc.	34,314	1,717,073
	Vitesse Energy, Inc.	57,236	1,355,921
*	W&T Offshore, Inc.	190,838	791,978
*	Weatherford International PLC	107,340	9,992,281
	Williams Cos., Inc.	991,951	34,123,114
	World Kinect Corp.	90,390	1,672,215

TOTAL ENERGY			1,841,579,992

FINANCIALS — (14.8%)
	1st Source Corp.	65,121	2,970,820
#*	Acacia Research Corp.	153,892	552,472
	ACNB Corp.	20,654	710,704
	Affiliated Managers Group, Inc.	41,849	5,137,383
*	Affinity Bancshares, Inc.	9,609	142,694
#*	Affirm Holdings, Inc.	240,554	4,236,156
	Aflac, Inc.	404,788	31,617,991
	Alerus Financial Corp.	4,094	70,867
	Allstate Corp.	283,316	36,301,279
	Ally Financial, Inc.	643,804	15,573,619
	Amalgamated Financial Corp.	20,018	365,128
#	A-Mark Precious Metals, Inc.	32,893	890,742
*	Ambac Financial Group, Inc.	84,374	1,023,457
	Amerant Bancorp, Inc.	30,260	551,640
*	American Equity Investment Life Holding Co.	227,817	12,065,188
	American Express Co.	509,806	74,446,970
	American Financial Group, Inc.	164,262	17,963,692
	American International Group, Inc.	510,260	31,284,041
	American National Bankshares, Inc.	29,450	1,123,812
	Ameriprise Financial, Inc.	134,546	42,324,135
	Ameris Bancorp	201,627	7,520,687
	AMERISAFE, Inc.	53,400	2,721,798
	AmeriServ Financial, Inc.	21,821	55,644

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Ames National Corp.	21,101	$357,029
	Aon PLC, Class A	78,262	24,214,263
	Apollo Global Management, Inc.	158,216	12,252,247
*	Arch Capital Group Ltd.	457,069	39,618,741
	Ares Management Corp., Class A	57,354	5,654,531
	Argo Group International Holdings Ltd.	12,204	364,167
	Arrow Financial Corp.	41,770	890,119
	Arthur J Gallagher & Co.	95,579	22,507,899
	Artisan Partners Asset Management, Inc., Class A	124,800	4,118,400
*	Ashford, Inc.	703	4,070
*	AssetMark Financial Holdings, Inc.	10,973	262,364
	Associated Banc-Corp.	204,132	3,308,980
	Associated Capital Group, Inc., Class A	6,377	214,522
	Assurant, Inc.	119,482	17,790,870
	Assured Guaranty Ltd.	194,273	12,122,635
	Atlantic American Corp.	17,563	29,857
#	Atlantic Union Bankshares Corp.	117,216	3,376,993
#*	Atlanticus Holdings Corp.	39,790	1,164,255
	Auburn National BanCorp, Inc.	6,204	130,284
#*	AvidXchange Holdings, Inc.	444,658	3,841,845
	Axis Capital Holdings Ltd.	172,149	9,829,708
*	Axos Financial, Inc.	169,352	6,101,753
#	B Riley Financial, Inc.	15,134	548,002
#	Banc of California, Inc.	68,752	770,710
#	BancFirst Corp.	86,390	7,007,093
*	Bancorp, Inc.	193,948	6,914,246
	Bank of America Corp.	3,352,939	88,316,413
#	Bank of Hawaii Corp.	55,861	2,758,975
	Bank of Marin Bancorp	32,466	545,429
	Bank of New York Mellon Corp.	389,555	16,556,087
	Bank of NT Butterfield & Son Ltd.	81,964	2,070,411
	Bank of the James Financial Group, Inc.	8,408	80,885
	Bank OZK	171,672	6,147,574
	Bank7 Corp.	971	20,333
	BankFinancial Corp.	51,052	428,837
	BankUnited, Inc.	90,409	1,971,820
	Bankwell Financial Group, Inc.	16,029	392,230
	Banner Corp.	64,566	2,725,331
	Bar Harbor Bankshares	38,730	969,025
	BayCom Corp.	19,178	379,724
	BCB Bancorp, Inc.	43,221	444,312
*	Berkshire Hathaway, Inc., Class B	840,748	286,972,515
	Berkshire Hills Bancorp, Inc.	72,303	1,417,862
	BGC Group, Inc., Class A	651,267	3,822,937
	BlackRock, Inc.	68,631	42,021,389
#	Blackstone, Inc.	116,421	10,751,479
*	Block, Inc.	175,235	7,053,209
#*	Blue Foundry Bancorp	5,901	44,553
#	Blue Ridge Bankshares, Inc.	2,343	7,380
*	BM Technologies, Inc.	89	209
	BOK Financial Corp.	122,215	8,007,527
#	Bread Financial Holdings, Inc.	31,637	855,148
	Bridge Investment Group Holdings, Inc., Class A	6,793	49,453
*	Bridgewater Bancshares, Inc.	40,564	390,631
*	Brighthouse Financial, Inc.	52,344	2,371,183
	Brightsphere Investment Group, Inc.	115,744	1,812,551
	Brookline Bancorp, Inc.	328,989	2,677,970
	Brown & Brown, Inc.	328,916	22,833,349
#*	BRP Group, Inc., Class A	59,931	1,254,356

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Business First Bancshares, Inc.	6,960	$135,998
	Byline Bancorp, Inc.	18,007	341,593
	C&F Financial Corp.	9,438	497,005
	Cadence Bank	220,667	4,673,727
*	California BanCorp	2,257	46,201
*»	California First Leasing Corp.	4,858	81,372
	Cambridge Bancorp	10,165	545,962
	Camden National Corp.	32,488	947,350
*	Cannae Holdings, Inc.	56,258	919,818
*	Cantaloupe, Inc.	4,641	30,538
	Capital Bancorp, Inc.	1,209	24,712
	Capital City Bank Group, Inc.	49,877	1,424,986
	Capital One Financial Corp.	244,403	24,755,580
#	Capitol Federal Financial, Inc.	172,197	895,424
	Capstar Financial Holdings, Inc.	51,088	775,516
#	Carlyle Group, Inc.	113,265	3,119,318
*	Carter Bankshares, Inc.	23,618	265,939
#	Cass Information Systems, Inc.	32,133	1,214,949
	Cathay General Bancorp	177,022	6,002,816
	CB Financial Services, Inc.	747	15,777
	Cboe Global Markets, Inc.	76,244	12,495,629
#*»	CCUR Holdings, Inc.	4	12,200
	Central Pacific Financial Corp.	53,749	848,159
	Central Valley Community Bancorp	29,790	469,788
#	CF Bankshares, Inc.	6,476	98,759
	Charles Schwab Corp.	545,447	28,385,062
	Chemung Financial Corp.	10,517	434,142
	Chubb Ltd.	224,710	48,227,260
	Cincinnati Financial Corp.	188,721	18,809,822
	Citigroup, Inc.	941,348	37,173,833
#	Citizens & Northern Corp.	18,425	333,493
	Citizens Community Bancorp, Inc.	24,520	216,266
	Citizens Financial Group, Inc.	470,322	11,019,644
	Citizens Financial Services, Inc.	645	31,895
#	Citizens Holding Co.	5,685	56,907
#*	Citizens, Inc.	80,221	239,861
#	City Holding Co.	38,896	3,530,979
	Civista Bancshares, Inc.	25,768	375,697
	CME Group, Inc.	130,742	27,908,187
#	CNA Financial Corp.	75,679	3,057,432
	CNB Financial Corp.	40,176	730,400
	CNO Financial Group, Inc.	170,411	3,950,127
*	Coastal Financial Corp.	23,578	876,394
	Codorus Valley Bancorp, Inc.	23,996	470,802
#	Cohen & Steers, Inc.	131,992	6,895,262
*	Coinbase Global, Inc., Class A	19,113	1,473,995
	Colony Bankcorp, Inc.	29,432	292,848
	Columbia Banking System, Inc.	398,832	7,845,025
#*	Columbia Financial, Inc.	84,422	1,359,194
	Comerica, Inc.	145,756	5,742,786
	Commerce Bancshares, Inc.	271,224	11,895,885
#	Community Bank System, Inc.	119,012	4,754,529
	Community Trust Bancorp, Inc.	48,599	1,825,378
	Community West Bancshares	17,906	225,795
	ConnectOne Bancorp, Inc.	88,730	1,445,412
#*	Consumer Portfolio Services, Inc.	175,197	1,620,572
#	Crawford & Co., Class A	102,954	942,029
	Crawford & Co., Class B	59,484	485,984
#*	Credit Acceptance Corp.	44,144	17,764,870

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	CrossFirst Bankshares, Inc.	36,377	$384,869
	Cullen/Frost Bankers, Inc.	113,352	10,313,898
*	Customers Bancorp, Inc.	80,900	3,252,989
#	CVB Financial Corp.	255,215	3,986,458
	Diamond Hill Investment Group, Inc.	9,696	1,523,242
	Dime Community Bancshares, Inc.	74,213	1,364,777
	Discover Financial Services	383,963	31,515,683
	Donegal Group, Inc., Class A	67,059	946,873
	Donegal Group, Inc., Class B	5,678	74,439
*	Donnelley Financial Solutions, Inc.	98,704	5,372,459
	Eagle Bancorp Montana, Inc.	17,152	200,507
	Eagle Bancorp, Inc.	141,479	2,756,011
	East West Bancorp, Inc.	247,667	13,279,905
	Eastern Bankshares, Inc.	32,070	353,091
#*	eHealth, Inc.	45,324	388,880
	Employers Holdings, Inc.	78,258	2,973,804
	Enact Holdings, Inc.	5,239	144,387
#*	Encore Capital Group, Inc.	83,081	3,130,492
*	Enova International, Inc.	130,591	5,207,969
*	Enstar Group Ltd.	45,885	10,873,368
	Enterprise Bancorp, Inc.	23,896	628,704
	Enterprise Financial Services Corp.	110,271	3,834,123
	Equitable Holdings, Inc.	485,259	12,893,332
	Equity Bancshares, Inc., Class A	38,468	930,926
	Erie Indemnity Co., Class A	56,755	15,675,163
	Esquire Financial Holdings, Inc.	17,790	814,782
	ESSA Bancorp, Inc.	19,001	316,367
	Essent Group Ltd.	180,712	8,536,835
*	Euronet Worldwide, Inc.	86,083	6,614,618
	Evans Bancorp, Inc.	11,247	278,026
	Evercore, Inc., Class A	103,357	13,455,014
	Everest Group Ltd.	54,089	21,398,690
	EVERTEC, Inc.	158,139	5,025,657
#*	EZCORP, Inc., Class A	158,564	1,300,225
#	F&G Annuities & Life, Inc.	32,157	986,898
	FactSet Research Systems, Inc.	33,298	14,381,073
#	Farmers & Merchants Bancorp, Inc.	11,118	193,676
	Farmers National Banc Corp.	51,693	583,614
	FB Financial Corp.	58,967	1,731,861
	Federal Agricultural Mortgage Corp., Class A	2,460	297,599
	Federal Agricultural Mortgage Corp., Class C	24,157	3,588,764
	Federated Hermes, Inc.	265,579	8,418,854
*	FFBW, Inc.	6,030	66,704
#	Fidelity D&D Bancorp, Inc.	5,497	246,266
	Fidelity National Financial, Inc.	436,771	17,073,378
	Fidelity National Information Services, Inc.	268,347	13,178,521
	Fifth Third Bancorp	780,570	18,507,315
	Financial Institutions, Inc.	66,525	1,053,756
	Finward Bancorp	578	10,482
*	Finwise Bancorp	8,066	68,561
	First American Financial Corp.	289,431	14,888,331
#	First Bancorp	119,407	3,465,191
	First BanCorp	714,381	9,536,986
	First Bancorp, Inc.	30,637	717,825
	First Bancshares, Inc.	41,311	1,000,552
	First Bank	52,584	581,579
	First Busey Corp.	165,420	3,285,241
	First Business Financial Services, Inc.	26,280	806,796
	First Capital, Inc.	6,938	166,512

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Citizens BancShares, Inc., Class A	26,516	$36,611,702
	First Commonwealth Financial Corp.	257,623	3,137,848
	First Community Bankshares, Inc.	54,654	1,784,453
	First Community Corp.	15,125	267,713
	First Financial Bancorp	275,985	5,105,722
	First Financial Bankshares, Inc.	217,092	5,221,063
	First Financial Corp.	24,797	853,265
	First Financial Northwest, Inc.	22,460	243,466
	First Foundation, Inc.	148,916	676,079
	First Guaranty Bancshares, Inc.	6,919	72,650
	First Hawaiian, Inc.	49,975	896,052
	First Horizon Corp.	700,076	7,525,817
	First Internet Bancorp	16,971	277,815
	First Interstate BancSystem, Inc., Class A	128,024	2,953,514
	First Merchants Corp.	98,592	2,692,548
#	First Mid Bancshares, Inc.	41,255	1,127,087
	First National Corp.	4,411	83,368
	First Northwest Bancorp	24,701	320,866
	First of Long Island Corp.	35,741	383,858
#	First Savings Financial Group, Inc.	10,533	155,888
	First U.S. Bancshares, Inc.	11,301	97,132
	First United Corp.	18,660	305,651
*	First Western Financial, Inc.	5,714	76,396
	FirstCash Holdings, Inc.	104,652	11,398,696
*	Fiserv, Inc.	218,222	24,822,752
	Five Star Bancorp	1,394	27,141
*	FleetCor Technologies, Inc.	119,372	26,878,993
#	Flushing Financial Corp.	80,657	995,307
*	Flywire Corp.	100,255	2,695,857
	FNB Corp.	435,900	4,659,771
	FNCB Bancorp, Inc.	15,155	85,474
#	Franklin Financial Services Corp.	4,753	152,096
	Franklin Resources, Inc.	199,612	4,549,157
	FS Bancorp, Inc.	25,306	730,584
	Fulton Financial Corp.	307,774	3,997,984
#*	FVCBankcorp, Inc.	11,600	126,672
*	Genworth Financial, Inc., Class A	566,325	3,392,287
	German American Bancorp, Inc.	85,286	2,330,866
#	Glacier Bancorp, Inc.	204,722	6,180,557
#	Glen Burnie Bancorp	793	4,211
	Global Payments, Inc.	155,375	16,503,932
	Globe Life, Inc.	159,563	18,566,751
	Goldman Sachs Group, Inc.	169,100	51,340,451
*	Goosehead Insurance, Inc., Class A	1,300	84,331
	Great Southern Bancorp, Inc.	37,361	1,857,589
*	Green Dot Corp., Class A	63,116	705,637
	Greene County Bancorp, Inc.	3,874	91,814
	Greenhill & Co., Inc.	39,752	588,727
#*	Greenlight Capital Re Ltd., Class A	42,584	474,812
	Guaranty Bancshares, Inc.	23,127	659,813
	Hamilton Lane, Inc., Class A	46,437	3,906,280
	Hancock Whitney Corp.	176,330	6,071,042
	Hanmi Financial Corp.	76,507	1,123,123
	Hanover Insurance Group, Inc.	95,739	11,221,568
	HarborOne Bancorp, Inc.	104,649	1,029,746
	Hartford Financial Services Group, Inc.	503,807	37,004,624
	Hawthorn Bancshares, Inc.	19,298	336,750
	HBT Financial, Inc.	2,138	38,484
#	HCI Group, Inc.	23,697	1,397,412

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Heartland Financial USA, Inc.	83,610	$2,290,914
#	Hennessy Advisors, Inc.	19,696	129,994
	Heritage Commerce Corp.	77,037	630,163
	Heritage Financial Corp.	68,382	1,112,575
*	Heritage Global, Inc.	20,637	63,768
*	Heritage Insurance Holdings, Inc.	59,529	351,816
	Hilltop Holdings, Inc.	296,569	8,191,236
#	Hingham Institution For Savings The	5,280	784,502
	HMN Financial, Inc.	11,368	206,898
	Home Bancorp, Inc.	19,761	677,209
	Home BancShares, Inc.	342,430	7,002,693
	Home Federal Bancorp, Inc. of Louisiana	5,228	64,252
	HomeStreet, Inc.	34,482	166,548
	HomeTrust Bancshares, Inc.	14,545	299,772
	Hope Bancorp, Inc.	279,573	2,449,059
	Horace Mann Educators Corp.	97,755	3,101,766
	Horizon Bancorp, Inc.	86,904	824,719
	Houlihan Lokey, Inc.	98,343	9,885,438
	Huntington Bancshares, Inc.	1,813,776	17,502,938
#*	I3 Verticals, Inc., Class A	18,358	344,213
*	ICC Holdings, Inc.	4,514	70,373
	IF Bancorp, Inc.	6,461	90,454
	Independent Bank Corp.	94,963	4,634,194
	Independent Bank Corp.	51,077	1,018,986
	Independent Bank Group, Inc.	78,503	2,775,081
	Interactive Brokers Group, Inc., Class A	48,222	3,861,136
	Intercontinental Exchange, Inc.	274,110	29,450,378
	International Bancshares Corp.	202,040	8,855,413
*	International Money Express, Inc.	34,493	550,508
	Invesco Ltd.	361,043	4,682,728
	Investar Holding Corp.	20,606	195,345
	Investors Title Co.	5,034	723,940
	Jack Henry & Associates, Inc.	84,312	11,887,149
	Jackson Financial, Inc., Class A	56,025	2,056,678
	James River Group Holdings Ltd.	52,234	718,218
	Janus Henderson Group PLC	203,387	4,692,138
	Jefferies Financial Group, Inc.	486,320	15,649,778
	JPMorgan Chase & Co.	1,948,863	271,008,889
	Kearny Financial Corp.	170,990	1,186,671
	Kemper Corp.	118,483	4,725,102
	Kentucky First Federal Bancorp	16,790	74,883
	KeyCorp	810,937	8,287,776
	Kinsale Capital Group, Inc.	24,672	8,238,228
	KKR & Co., Inc.	220,163	12,197,030
	Lake Shore Bancorp, Inc.	8,295	81,125
	Lakeland Bancorp, Inc.	123,809	1,396,566
#	Lakeland Financial Corp.	75,606	3,723,595
	Landmark Bancorp, Inc.	13,084	218,372
#	LCNB Corp.	28,145	393,749
*	LendingClub Corp.	289,057	1,500,206
*	LendingTree, Inc.	32,640	431,827
	Lincoln National Corp.	248,292	5,405,317
	Live Oak Bancshares, Inc.	116,253	3,353,899
	Loews Corp.	302,222	19,345,230
	LPL Financial Holdings, Inc.	131,126	29,440,410
	Luther Burbank Corp.	9,048	73,651
	M&T Bank Corp.	124,643	14,053,498
	Macatawa Bank Corp.	98,712	901,241
	Magyar Bancorp, Inc.	10,743	96,687

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Maiden Holdings Ltd.	203,472	$333,694
#	MainStreet Bancshares, Inc.	3,548	68,405
*	Markel Group, Inc.	14,157	20,818,152
	MarketAxess Holdings, Inc.	36,476	7,796,745
*	Marqeta, Inc., Class A	241,517	1,248,643
	Marsh & McLennan Cos., Inc.	279,332	52,975,314
	Mastercard, Inc., Class A	517,493	194,758,491
*	MBIA, Inc.	259,799	1,787,417
	Mercantile Bank Corp.	38,895	1,281,201
	Merchants Bancorp	9,512	284,314
	Mercury General Corp.	67,361	2,080,108
	Meridian Corp.	13,039	130,390
	MetLife, Inc.	319,114	19,150,031
	Metrocity Bankshares, Inc.	4,558	91,342
*	Metropolitan Bank Holding Corp.	14,626	474,029
	MGIC Investment Corp.	318,419	5,362,176
	Mid Penn Bancorp, Inc.	23,184	441,887
#	Middlefield Banc Corp.	15,418	393,159
	Midland States Bancorp, Inc.	44,089	962,022
#*	Midwest Holding, Inc.	2,022	52,774
	MidWestOne Financial Group, Inc.	73,027	1,454,698
#	Moelis & Co., Class A	86,330	3,594,781
	Moody’s Corp.	113,811	35,053,788
	Morgan Stanley	939,887	66,562,797
#	Morningstar, Inc.	72,325	18,315,583
*	Mr Cooper Group, Inc.	52,741	2,981,449
	MSCI, Inc.	19,986	9,424,398
	MVB Financial Corp.	29,989	589,284
	Nasdaq, Inc.	523,164	25,948,934
	National Bank Holdings Corp., Class A	106,157	3,309,975
#	National Bankshares, Inc.	7,777	182,760
	National Western Life Group, Inc., Class A	11,084	5,308,128
	Navient Corp.	510,368	8,119,955
	NBT Bancorp, Inc.	125,585	4,203,330
*	NCR Atleos Corp.	138,349	3,051,979
	Nelnet, Inc., Class A	93,672	7,944,322
*	NerdWallet, Inc., Class A	63,002	679,162
	New York Community Bancorp, Inc.	2,319,118	21,985,239
*	NI Holdings, Inc.	24,843	315,258
#*	Nicholas Financial, Inc.	18,462	86,771
#	Nicolet Bankshares, Inc.	34,147	2,486,585
*	NMI Holdings, Inc., Class A	215,292	5,888,236
	Northeast Bank	20,747	990,462
#	Northeast Community Bancorp, Inc.	2,308	35,174
	Northern Trust Corp.	190,287	12,541,816
	Northfield Bancorp, Inc.	135,655	1,166,633
	Northrim BanCorp, Inc.	16,807	701,020
	Northwest Bancshares, Inc.	273,046	2,845,139
#	Norwood Financial Corp.	10,571	270,723
#	Oak Valley Bancorp	15,008	374,450
	OceanFirst Financial Corp.	92,137	1,166,454
#*	Ocwen Financial Corp.	9,905	238,116
	OFG Bancorp	152,842	4,527,180
	Ohio Valley Banc Corp.	9,410	224,899
	Old National Bancorp	432,456	5,924,647
#	Old Point Financial Corp.	7,052	109,800
	Old Republic International Corp.	628,536	17,209,316
	Old Second Bancorp, Inc.	71,289	966,679
	OneMain Holdings, Inc.	142,113	5,106,120

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	OP Bancorp	11,547	$97,572
#*	Open Lending Corp., Class A	152,736	914,889
*	Oportun Financial Corp.	9,200	53,820
	Oppenheimer Holdings, Inc., Class A	16,285	571,115
#*	OptimumBank Holdings, Inc.	179	566
	Orange County Bancorp, Inc.	1,169	51,553
	Origin Bancorp, Inc.	27,541	814,938
	Orrstown Financial Services, Inc.	24,031	507,294
*	Oscar Health, Inc., Class A	299,741	1,534,674
	Pacific Premier Bancorp, Inc.	122,638	2,330,122
	PacWest Bancorp	231,140	1,636,471
*	Palomar Holdings, Inc.	32,759	1,640,571
#	Park National Corp.	39,173	3,971,750
	Parke Bancorp, Inc.	28,796	484,925
	Partners Bancorp	1,864	13,514
	Pathfinder Bancorp, Inc.	8,118	104,073
	Pathward Financial, Inc.	128,221	5,807,129
#*	Patriot National Bancorp, Inc.	5,433	32,272
*	Paymentus Holdings, Inc., Class A	5,000	72,800
*	Payoneer Global, Inc.	201,027	1,163,946
*	PayPal Holdings, Inc.	205,579	10,648,992
#*	Paysafe Ltd.	94,440	917,957
	PCB Bancorp	22,984	353,494
	Peapack-Gladstone Financial Corp.	43,979	1,027,789
#	Penns Woods Bancorp, Inc.	17,659	372,252
	PennyMac Financial Services, Inc.	74,341	4,995,715
	Peoples Bancorp of North Carolina, Inc.	17,616	396,360
	Peoples Bancorp, Inc.	92,583	2,553,439
	Peoples Financial Services Corp.	8,101	317,640
	Pinnacle Financial Partners, Inc.	133,923	8,351,438
#*	Pioneer Bancorp, Inc.	19,108	156,686
	Piper Sandler Cos	47,791	6,683,571
#	PJT Partners, Inc., Class A	29,090	2,279,492
	Plumas Bancorp	13,751	469,597
	PNC Financial Services Group, Inc.	200,864	22,992,902
#*	Ponce Financial Group, Inc.	34,491	268,340
	Popular, Inc.	211,645	13,765,391
*	PRA Group, Inc.	193,218	2,378,514
	Preferred Bank	44,080	2,625,846
	Premier Financial Corp.	68,209	1,183,426
	Primerica, Inc.	149,337	28,547,261
	Primis Financial Corp.	64,810	606,622
#	Princeton Bancorp, Inc.	15,033	450,990
	Principal Financial Group, Inc.	285,996	19,356,209
	ProAssurance Corp.	88,909	1,511,453
#*	PROG Holdings, Inc.	137,016	3,752,868
	Progressive Corp.	142,919	22,594,065
	Prosperity Bancshares, Inc.	182,776	9,968,603
*	Provident Bancorp, Inc.	21,352	207,114
	Provident Financial Holdings, Inc.	18,377	219,605
	Provident Financial Services, Inc.	226,261	3,178,967
	Prudential Financial, Inc.	275,942	25,232,136
	QCR Holdings, Inc.	49,773	2,361,729
	Radian Group, Inc.	188,962	4,788,297
	Raymond James Financial, Inc.	272,319	25,990,125
	RBB Bancorp	45,735	529,154
#	Red River Bancshares, Inc.	1,630	75,762
	Regional Management Corp.	27,643	687,205
	Regions Financial Corp.	1,012,946	14,718,105

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Reinsurance Group of America, Inc.	94,766	$14,164,674
*	Remitly Global, Inc.	28,219	759,938
	RenaissanceRe Holdings Ltd.	85,190	18,706,872
	Renasant Corp.	114,702	2,797,582
*	Repay Holdings Corp.	66,042	395,592
	Republic Bancorp, Inc., Class A	45,364	2,004,635
#*	Rhinebeck Bancorp, Inc.	4,626	29,514
	Richmond Mutual BanCorp, Inc.	6,148	60,312
	Riverview Bancorp, Inc.	48,919	261,717
	RLI Corp.	99,196	13,216,875
*	Robinhood Markets, Inc., Class A	304,215	2,780,525
#*	Rocket Cos., Inc., Class A	16,585	122,563
*	Root, Inc., Class A	752	6,798
	S&P Global, Inc.	106,122	37,069,476
	S&T Bancorp, Inc.	114,407	2,947,124
#*	Safeguard Scientifics, Inc.	44	44
	Safety Insurance Group, Inc.	43,985	3,306,352
	Sandy Spring Bancorp, Inc.	69,030	1,411,664
	SB Financial Group, Inc.	17,623	246,193
	Seacoast Banking Corp. of Florida	76,580	1,547,682
*	Security National Financial Corp., Class A	42,854	296,121
	SEI Investments Co.	277,051	14,866,557
	Selective Insurance Group, Inc.	153,348	15,965,060
#	ServisFirst Bancshares, Inc.	137,534	6,486,103
#*	Shift4 Payments, Inc., Class A	58,483	2,603,663
	Shore Bancshares, Inc.	57,501	589,960
*	Siebert Financial Corp.	2,656	4,011
	Sierra Bancorp	40,811	718,274
	Silvercrest Asset Management Group, Inc., Class A	27,562	489,226
	Simmons First National Corp., Class A	181,930	2,585,225
*	SiriusPoint Ltd.	400,172	3,941,694
	SLM Corp.	1,050,366	13,654,758
	SmartFinancial, Inc.	23,741	495,000
#*	SoFi Technologies, Inc.	271,437	2,049,349
	Sound Financial Bancorp, Inc.	5,599	205,483
	South Plains Financial, Inc.	1,734	46,506
#*	Southern First Bancshares, Inc.	16,764	452,628
	Southern Missouri Bancorp, Inc.	16,218	656,018
	Southern States Bancshares, Inc.	4,145	96,247
#	Southside Bancshares, Inc.	77,136	2,059,531
	SouthState Corp.	107,413	7,099,999
	State Street Corp.	238,969	15,444,566
	Stellar Bancorp, Inc.	90,774	1,973,427
	StepStone Group, Inc., Class A	33,138	937,805
#*	Sterling Bancorp, Inc.	39,983	221,506
	Stewart Information Services Corp.	82,168	3,588,277
	Stifel Financial Corp.	201,037	11,459,109
#	Stock Yards Bancorp, Inc.	78,679	3,077,136
*	StoneX Group, Inc.	48,163	4,590,897
	Summit Financial Group, Inc.	17,934	385,581
	Summit State Bank	14,814	188,879
	Synchrony Financial	876,733	24,592,361
	Synovus Financial Corp.	241,585	6,298,121
	T Rowe Price Group, Inc.	209,783	18,985,361
	Territorial Bancorp, Inc.	22,603	174,495
*	Texas Capital Bancshares, Inc.	136,788	7,531,547
#	TFS Financial Corp.	316,921	3,758,683
*	Third Coast Bancshares, Inc.	1,735	26,910
	Timberland Bancorp, Inc.	21,107	595,006

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Tiptree, Inc.	128,893	$1,947,573
#*	Toast, Inc., Class A	98,969	1,582,514
#	Tompkins Financial Corp.	34,574	1,731,466
	Towne Bank	101,312	2,425,409
	Tradeweb Markets, Inc., Class A	20,578	1,852,226
	Travelers Cos., Inc.	282,450	47,293,428
	TriCo Bancshares	81,728	2,643,901
*	Triumph Financial, Inc.	89,285	5,557,991
	Truist Financial Corp.	566,401	16,063,132
#*	Trupanion, Inc.	1,537	31,662
	TrustCo Bank Corp.	45,792	1,169,070
	Trustmark Corp.	116,750	2,347,842
	U.S. Bancorp	884,794	28,207,233
	U.S. Global Investors, Inc., Class A	9,655	26,648
	UMB Financial Corp.	109,534	6,869,972
*»	Unico American Corp.	5,450	11
#	Union Bankshares, Inc.	2,439	65,829
#	United Bancorp, Inc.	11,080	111,797
#	United Bancshares, Inc.	6,375	110,096
	United Bankshares, Inc.	656,120	18,660,053
	United Community Banks, Inc.	164,519	3,634,225
#	United Fire Group, Inc.	63,077	1,270,371
	United Security Bancshares	36,914	286,822
	Unity Bancorp, Inc.	26,049	626,739
	Universal Insurance Holdings, Inc.	132,684	2,077,831
	Univest Financial Corp.	78,839	1,313,458
	Unum Group	321,974	15,744,529
*	USCB Financial Holdings, Inc.	4,590	49,297
*	Usio, Inc.	5,463	10,871
#	UWM Holdings Corp.	17,556	85,147
#	Valley National Bancorp	569,738	4,432,562
#	Value Line, Inc.	11,063	453,030
#*	Velocity Financial, Inc.	10,090	116,540
	Veritex Holdings, Inc.	89,143	1,535,042
	Victory Capital Holdings, Inc., Class A	20,343	599,305
	Virginia National Bankshares Corp.	461	14,167
	Virtu Financial, Inc., Class A	139,253	2,574,788
	Virtus Investment Partners, Inc.	23,333	4,298,639
#	Visa, Inc., Class A	799,533	187,970,208
	Voya Financial, Inc.	250,373	16,717,405
	W R Berkley Corp.	317,457	21,402,951
	WaFd, Inc.	185,491	4,577,918
	Walker & Dunlop, Inc.	110,689	7,172,647
	Washington Trust Bancorp, Inc.	44,436	1,030,471
	Waterstone Financial, Inc.	80,029	864,313
	Webster Financial Corp.	446,377	16,948,935
	Wells Fargo & Co.	1,742,572	69,302,088
	WesBanco, Inc.	157,643	3,844,913
	West BanCorp, Inc.	46,462	763,371
	Westamerica BanCorp	59,213	2,797,222
	Western Alliance Bancorp	217,940	8,957,334
	Western New England Bancorp, Inc.	68,653	492,242
	Western Union Co.	597,017	6,740,322
	Westwood Holdings Group, Inc.	29,913	271,909
*	WEX, Inc.	59,989	9,986,969
	White Mountains Insurance Group Ltd.	7,435	10,637,626
	Willis Towers Watson PLC	101,246	23,882,919
	Wintrust Financial Corp.	148,577	11,097,216
#	WisdomTree, Inc.	217,583	1,349,015

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	World Acceptance Corp.	27,449	$2,707,020
	WSFS Financial Corp.	129,464	4,583,026
	WVS Financial Corp.	2,157	26,423
	Zions Bancorp NA	309,700	9,554,245

TOTAL FINANCIALS			4,200,068,111

HEALTH CARE — (11.2%)
*	10X Genomics, Inc., Class A	58,213	2,053,755
#*	2seventy bio, Inc.	17,885	43,639
#*	4D Molecular Therapeutics, Inc.	31,931	342,939
	Abbott Laboratories	586,135	55,419,064
	AbbVie, Inc.	1,169,550	165,117,069
*	AC Immune SA	8,197	24,591
*	Acadia Healthcare Co., Inc.	258,146	18,976,312
#*	Accolade, Inc.	176,705	1,148,583
#*	Accuray, Inc.	212,288	560,440
#††	Achillion Pharmaceuticals, Inc.	448,234	121,023
*	Acumen Pharmaceuticals, Inc.	5,118	9,571
#*	AdaptHealth Corp.	65,771	482,101
#*	Adaptive Biotechnologies Corp.	540,365	2,399,221
*	Addus HomeCare Corp.	34,738	2,740,828
*	ADMA Biologics, Inc.	121,696	411,332
#††	Aduro Biotech, Inc.	19,543	51,398
	Agilent Technologies, Inc.	144,563	14,943,477
#*	Agiliti, Inc.	59,440	334,647
#*	agilon health, Inc.	42,154	758,772
*	Agios Pharmaceuticals, Inc.	77,100	1,619,871
††	Albireo Pharma, Inc.	26,553	143,652
*	Alector, Inc.	44,090	229,268
*	Align Technology, Inc.	22,011	4,063,010
*	Alkermes PLC	167,969	4,063,170
#*	Allogene Therapeutics, Inc.	136,559	385,096
*	Alnylam Pharmaceuticals, Inc.	21,324	3,236,983
*	Alpine Immune Sciences, Inc.	19,427	198,932
#*	Altimmune, Inc.	25,496	61,445
*	American Shared Hospital Services	3,958	9,262
	Amgen, Inc.	365,932	93,568,812
*	AMN Healthcare Services, Inc.	162,758	12,346,822
*	Amneal Pharmaceuticals, Inc.	42,010	162,579
*	Amphastar Pharmaceuticals, Inc.	10,498	475,244
#*	AN2 Therapeutics, Inc.	756	10,902
*	AnaptysBio, Inc.	28,419	463,514
*	AngioDynamics, Inc.	52,124	323,169
*	ANI Pharmaceuticals, Inc.	44,975	2,776,757
*	Anika Therapeutics, Inc.	31,785	619,808
#*	Anixa Biosciences, Inc.	7,188	22,714
#*	Apollo Medical Holdings, Inc.	15,930	497,175
*	Aprea Therapeutics, Inc.	168	573
#*	Apyx Medical Corp.	30,828	70,596
*	Arcturus Therapeutics Holdings, Inc.	50,014	955,267
*	Arcus Biosciences, Inc.	201,210	3,161,009
#*	ARS Pharmaceuticals, Inc.	8,585	30,648
#*	Artivion, Inc.	129,202	1,646,033
*	Arvinas, Inc.	55,803	899,544
*	Athira Pharma, Inc.	36,529	56,985
*	AtriCure, Inc.	85,849	2,973,809
	Atrion Corp.	4,902	1,676,386
*	Aura Biosciences, Inc.	2,185	17,830
*	Avanos Medical, Inc.	81,812	1,502,068

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Avantor, Inc.	251,203	$4,378,468
*	Avid Bioservices, Inc.	241,050	1,482,458
#*	Avidity Biosciences, Inc.	263,960	1,359,394
*	Axogen, Inc.	74,332	279,488
#*	Axonics, Inc.	50,287	2,575,197
*	Azenta, Inc.	80,529	3,660,043
	Baxter International, Inc.	209,974	6,809,457
#*	Beam Therapeutics, Inc.	62,745	1,326,429
	Becton Dickinson & Co.	85,776	21,682,457
*	Biogen, Inc.	111,611	26,512,077
*	BioLife Solutions, Inc.	125,140	1,263,914
*	BioMarin Pharmaceutical, Inc.	68,115	5,547,967
*	Bio-Rad Laboratories, Inc., Class A	26,353	7,254,454
	Bio-Techne Corp.	113,600	6,205,968
#*	Bioventus, Inc., Class A	1,485	5,539
#*	Bluebird Bio, Inc.	261,664	771,909
*	Boston Scientific Corp.	348,414	17,835,313
	Bristol-Myers Squibb Co.	972,588	50,117,460
#*	Brookdale Senior Living, Inc.	359,940	1,407,365
	Bruker Corp.	251,344	14,326,608
	Cardinal Health, Inc.	250,278	22,775,298
#*	CareDx, Inc.	38,387	207,674
*	Caribou Biosciences, Inc.	6,153	22,335
*	Castle Biosciences, Inc.	50,708	792,059
*	Catalent, Inc.	191,872	6,598,478
*	Catalyst Pharmaceuticals, Inc.	81,892	1,016,280
*	Celldex Therapeutics, Inc.	1	24
	Cencora, Inc.	188,916	34,977,797
*	Centene Corp.	375,289	25,887,435
#*	Certara, Inc.	143,710	1,751,825
*	Charles River Laboratories International, Inc.	60,976	10,265,919
	Chemed Corp.	34,442	19,378,791
»	Chinook Therapeutics, Inc.	21,057	8,212
	Cigna Group	242,211	74,891,641
*††	Clementia Pharmaceuticals, Inc.	1,000	0
#*	Cogent Biosciences, Inc.	74,006	603,889
*	Collegium Pharmaceutical, Inc.	80,585	1,753,530
*	Community Health Systems, Inc.	457,787	979,664
*	Computer Programs & Systems, Inc.	20,040	282,364
	CONMED Corp.	56,825	5,538,165
††	Contra Abiomed, Inc.	32,675	510,057
	Cooper Cos., Inc.	41,817	13,036,450
*	Corcept Therapeutics, Inc.	184,305	5,175,284
*	CorVel Corp.	46,597	9,037,022
*	Crinetics Pharmaceuticals, Inc.	17,032	498,867
#*»	CRISPR Therapeutics AG	116,711	4,543,559
*	Cross Country Healthcare, Inc.	112,414	2,603,508
#*	CryoPort, Inc.	61,149	593,145
#*	Cue Biopharma, Inc.	23,531	49,415
*	Cullinan Oncology, Inc.	3,431	32,011
*	Cumberland Pharmaceuticals, Inc.	30,771	58,157
	CVS Health Corp.	680,040	46,929,560
#*	Cymabay Therapeutics, Inc.	47,933	785,143
	Danaher Corp.	249,961	47,997,511
*	DaVita, Inc.	258,690	19,978,629
*	Day One Biopharmaceuticals, Inc.	27,255	322,427
*	Deciphera Pharmaceuticals, Inc.	182,852	2,192,395
#*	Definitive Healthcare Corp., Class A	99,347	572,239
*	Denali Therapeutics, Inc.	124,859	2,351,095

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	DENTSPLY SIRONA, Inc.	209,060	$6,357,515
*	Design Therapeutics, Inc.	3,511	7,162
*	Dexcom, Inc.	49,522	4,399,039
#*	Doximity, Inc., Class A	91,553	1,870,428
#*	Dynavax Technologies Corp.	151,559	2,153,653
*	Dyne Therapeutics, Inc.	171,099	1,206,248
*	Eagle Pharmaceuticals, Inc.	19,505	267,804
	Edesa Biotech, Inc.	3,422	11,019
*	Edgewise Therapeutics, Inc.	11,223	71,827
#*	Editas Medicine, Inc.	236,330	1,578,684
*	Edwards Lifesciences Corp.	102,426	6,526,585
*	Elanco Animal Health, Inc.	571,774	5,037,329
*	Electromed, Inc.	13,044	137,353
	Elevance Health, Inc.	160,699	72,329,013
	Eli Lilly & Co.	538,596	298,344,482
	Elicio Operating Co., Inc.	534	3,540
	Embecta Corp.	93,275	1,410,318
#*	Emergent BioSolutions, Inc.	61,192	127,891
*	Enanta Pharmaceuticals, Inc.	25,390	229,018
	Encompass Health Corp.	293,851	18,383,319
*	Enhabit, Inc.	83,571	615,918
*	Enovis Corp.	115,679	5,309,666
#	Ensign Group, Inc.	121,714	11,757,572
*	Envista Holdings Corp.	580,968	13,519,125
*	enVVeno Medical Corp.	3,133	13,785
#*	Enzo Biochem, Inc.	154,372	206,858
#*	Exact Sciences Corp.	64,501	3,972,617
*	Exagen, Inc.	7,800	12,792
*	Exelixis, Inc.	292,447	6,021,484
#*	Fate Therapeutics, Inc.	50,196	90,855
*	FONAR Corp.	21,533	291,772
*	Fortrea Holdings, Inc.	114,141	3,241,604
*	Fulcrum Therapeutics, Inc.	49,459	180,031
#*	Fulgent Genetics, Inc.	62,766	1,502,618
*	Gain Therapeutics, Inc.	10,218	29,223
*	GE HealthCare Technologies, Inc.	247,084	16,448,382
#*	Generation Bio Co.	39,919	37,456
	Gilead Sciences, Inc.	711,142	55,853,093
*	Glaukos Corp.	50,606	3,451,329
*	Globus Medical, Inc., Class A	233,517	10,674,062
*	GoodRx Holdings, Inc., Class A	85,578	421,900
*	Haemonetics Corp.	109,830	9,360,811
*	Halozyme Therapeutics, Inc.	116,320	3,939,758
#*	Harmony Biosciences Holdings, Inc.	84,329	1,985,105
#*	Harrow, Inc.	15,553	222,952
*	Harvard Bioscience, Inc.	201,593	884,993
	HCA Healthcare, Inc.	64,579	14,603,895
*	Health Catalyst, Inc.	123,867	927,764
*	HealthEquity, Inc.	93,291	6,687,099
	HealthStream, Inc.	87,056	2,211,222
*	Henry Schein, Inc.	175,487	11,403,145
*	Hims & Hers Health, Inc.	269,719	1,612,920
*	Hologic, Inc.	344,158	22,772,935
	Humana, Inc.	80,713	42,268,591
*	ICU Medical, Inc.	7,492	734,666
*	Ideaya Biosciences, Inc.	71,623	1,945,997
*	IDEXX Laboratories, Inc.	59,839	23,903,885
*	Ikena Oncology, Inc.	2,597	10,466
*	Illumina, Inc.	17,609	1,926,777

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#††	IMARA, Inc.	6,186	$742
*	ImmuCell Corp.	6,242	31,522
*	ImmunoGen, Inc.	1,800	26,748
*	Immunome, Inc.	2,656	23,373
*	Immunovant, Inc.	5,958	196,912
*	Inari Medical, Inc.	32,571	1,977,385
*	Incyte Corp.	61,966	3,341,826
#*	InfuSystem Holdings, Inc.	40,643	389,360
#*	Innoviva, Inc.	150,037	1,861,959
*	Inogen, Inc.	37,638	168,242
#*	Inotiv, Inc.	9,113	17,406
*	Inozyme Pharma, Inc.	2,075	6,163
*	Insulet Corp.	8,002	1,060,825
*	Integer Holdings Corp.	76,394	6,200,901
*	Integra LifeSciences Holdings Corp.	148,987	5,357,573
*	Intellia Therapeutics, Inc.	146,715	3,675,211
*	Intuitive Surgical, Inc.	35,777	9,381,445
*	Iovance Biotherapeutics, Inc.	721,447	2,755,928
*	IQVIA Holdings, Inc.	193,439	34,979,574
	iRadimed Corp.	6,240	254,218
#*	Ironwood Pharmaceuticals, Inc.	275,894	2,474,769
#*	iTeos Therapeutics, Inc.	63,971	643,548
*	Jazz Pharmaceuticals PLC	45,147	5,734,572
	Johnson & Johnson	1,877,750	278,545,435
#*	Joint Corp.	40,213	314,064
#*	KalVista Pharmaceuticals, Inc.	39,104	331,993
*	Keros Therapeutics, Inc.	13,219	377,270
#*	Kewaunee Scientific Corp.	6,314	112,389
#*	Kiniksa Pharmaceuticals Ltd., Class A	12,135	185,059
*	KORU Medical Systems, Inc.	5,740	13,030
*	Krystal Biotech, Inc.	19,463	2,274,641
#*	Kura Oncology, Inc.	91,897	776,530
#*	Kymera Therapeutics, Inc.	133,157	1,553,942
	Laboratory Corp. of America Holdings	114,141	22,797,382
#*	Lantern Pharma, Inc.	5,454	13,553
*	Lantheus Holdings, Inc.	147,478	9,527,079
*	Larimar Therapeutics, Inc.	4,948	14,498
	LeMaitre Vascular, Inc.	54,694	2,657,035
*	LENSAR, Inc.	35,748	76,858
#*	LifeStance Health Group, Inc.	11,354	66,194
*	Ligand Pharmaceuticals, Inc.	33,854	1,770,226
*	LivaNova PLC	68,537	3,361,740
*	Longboard Pharmaceuticals, Inc.	100	542
*	Lumos Pharma, Inc.	2,606	9,590
*	Lyra Therapeutics, Inc.	721	2,141
#*	MacroGenics, Inc.	72,489	378,393
*	Maravai LifeSciences Holdings, Inc., Class A	222,242	1,524,580
#*	Marinus Pharmaceuticals, Inc.	1,515	10,514
#*	Masimo Corp.	49,872	4,046,115
*	MaxCyte, Inc.	17,214	50,953
	McKesson Corp.	36,799	16,756,793
#*	MediciNova, Inc.	34,670	66,220
*	Medpace Holdings, Inc.	64,490	15,649,788
	Medtronic PLC	420,257	29,653,334
#*	MeiraGTx Holdings PLC	19,699	89,039
	Merck & Co., Inc.	1,861,625	191,188,887
*	Merit Medical Systems, Inc.	123,628	8,498,189
#*	Merrimack Pharmaceuticals, Inc.	34,774	425,286
#	Mesa Laboratories, Inc.	10,988	1,031,004

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Mettler-Toledo International, Inc.	15,443	$15,214,444
#*	Milestone Pharmaceuticals, Inc.	6,885	17,626
*	Mirati Therapeutics, Inc.	32,564	1,808,279
*	Moderna, Inc.	79,211	6,016,868
#*	ModivCare, Inc.	25,530	1,078,387
*	Molina Healthcare, Inc.	80,792	26,899,696
#*	Monte Rosa Therapeutics, Inc.	2,190	7,446
*	Morphic Holding, Inc.	3,611	72,039
*	Myriad Genetics, Inc.	386,998	6,029,429
	National HealthCare Corp.	39,171	2,638,559
	National Research Corp.	41,021	1,733,547
#*	Nautilus Biotechnology, Inc.	44,759	114,583
#*	NeoGenomics, Inc.	223,920	3,139,358
*	Neurocrine Biosciences, Inc.	42,269	4,689,323
*	Nevro Corp.	44,084	636,132
#*	NextGen Healthcare, Inc.	148,343	3,548,365
#*	Nurix Therapeutics, Inc.	130,566	729,864
#*	Nuvalent, Inc., Class A	19,585	1,020,183
#*	Olema Pharmaceuticals, Inc.	140,919	1,872,814
*	OmniAb, Inc.	202,702	922,294
*»	OmniAb, Inc.	13,783	0
*»	OmniAb, Inc.	13,783	0
*	Omnicell, Inc.	79,317	2,818,926
#††	Opiant Pharmaceuticals, Inc.	5,178	1,243
#*	OptimizeRx Corp.	23,099	186,178
*	Option Care Health, Inc.	124,036	3,439,518
*	OraSure Technologies, Inc.	223,619	1,153,874
*	Organogenesis Holdings, Inc.	26,688	59,781
	Organon & Co.	187,465	2,772,607
*	Orthofix Medical, Inc.	14,215	156,934
#*	OrthoPediatrics Corp.	53,315	1,304,085
#*	Outset Medical, Inc.	11,406	40,377
#*	Ovid therapeutics, Inc.	19,250	68,338
*	Owens & Minor, Inc.	224,813	3,221,570
#*	Pacific Biosciences of California, Inc.	75,359	465,719
*	Pacira BioSciences, Inc.	59,450	1,680,057
	Patterson Cos., Inc.	119,424	3,637,655
#*††	PDL BioPharma, Inc.	458,319	737,894
*	Pediatrix Medical Group, Inc.	164,972	1,890,579
*	Pennant Group, Inc.	79,918	868,709
*	Penumbra, Inc.	9,215	1,761,447
	Perrigo Co. PLC	656,243	18,138,557
#*	PetIQ, Inc.	48,197	904,658
	Pfizer, Inc.	3,347,749	102,307,209
#*	PharmaCyte Biotech, Inc.	4,744	10,057
	Phibro Animal Health Corp., Class A	35,045	382,691
*	PMV Pharmaceuticals, Inc.	52,412	79,142
#*	Portage Biotech, Inc.	1,467	2,912
*	Poseida Therapeutics, Inc.	23,370	47,207
*	Predictive Oncology, Inc.	617	1,845
	Premier, Inc., Class A	380,820	7,319,360
*	Prestige Consumer Healthcare, Inc.	126,014	7,480,191
#*	Pro-Dex, Inc.	6,861	120,205
*	Progyny, Inc.	28,120	867,783
*	Protagonist Therapeutics, Inc.	33,710	490,143
#	Psychemedics Corp.	7,568	18,466
*	Pulmonx Corp.	5,661	49,760
*	Puma Biotechnology, Inc.	9,918	24,398
*	Quanterix Corp.	52,778	1,146,338

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Quest Diagnostics, Inc.	151,722	$19,739,032
*	QuidelOrtho Corp.	34,056	2,080,140
#*	R1 RCM, Inc.	164,260	1,936,625
*	RadNet, Inc.	135,862	3,662,840
#*	Rallybio Corp.	864	3,629
#*	RAPT Therapeutics, Inc.	90,354	1,188,155
*	Recursion Pharmaceuticals, Inc., Class A	26,720	141,082
*	Regeneron Pharmaceuticals, Inc.	58,022	45,250,778
#*	REGENXBIO, Inc.	67,072	864,558
#*	Relay Therapeutics, Inc.	155,426	1,025,812
#*	Reneo Pharmaceuticals, Inc.	1,125	9,101
*	Repare Therapeutics, Inc.	1,049	3,567
*	Repligen Corp.	45,396	6,108,486
#*	Replimune Group, Inc.	245,152	3,571,865
	ResMed, Inc.	101,037	14,268,445
	Revvity, Inc.	127,578	10,569,837
#*	Rocket Pharmaceuticals, Inc.	1,100	19,910
	Royalty Pharma PLC, Class A	82,263	2,210,407
#*	Sage Therapeutics, Inc.	189,508	3,549,485
*	Sarepta Therapeutics, Inc.	27,558	1,854,929
#*	Scholar Rock Holding Corp.	12,012	141,261
#*	Schrodinger, Inc.	118,802	2,578,003
	Select Medical Holdings Corp.	486,830	11,065,646
#*	Semler Scientific, Inc.	325	9,480
#*	Sensus Healthcare, Inc.	22,487	49,247
*	Shockwave Medical, Inc.	1,007	207,704
#	SIGA Technologies, Inc.	114,804	585,500
#	Simulations Plus, Inc.	26,656	940,157
*	Soleno Therapeutics, Inc.	4,635	110,545
*	Solid Biosciences, Inc.	5,023	11,201
#*	Sotera Health Co.	169,014	2,139,717
#*	SpringWorks Therapeutics, Inc.	78,751	1,803,398
*	STAAR Surgical Co.	35,465	1,483,146
*††	Steadymed Ltd.	10,116	0
	STERIS PLC	97,004	20,368,900
#*	Stoke Therapeutics, Inc.	14,364	54,727
	Stryker Corp.	83,305	22,510,677
*	Supernus Pharmaceuticals, Inc.	90,187	2,150,960
#*	Surgery Partners, Inc.	195,512	4,522,193
*	Surmodics, Inc.	38,572	1,136,331
*	Sutro Biopharma, Inc.	118,367	325,509
*	Tactile Systems Technology, Inc.	44,601	487,043
*	Taro Pharmaceutical Industries Ltd.	83,253	2,827,272
#*	Tarsus Pharmaceuticals, Inc.	16,830	239,659
#*	Teladoc Health, Inc.	202,903	3,356,016
	Teleflex, Inc.	32,713	6,043,727
*	Tenet Healthcare Corp.	208,668	11,205,472
#*	Terns Pharmaceuticals, Inc.	4,909	25,821
#*	TherapeuticsMD, Inc.	6,639	14,141
	Thermo Fisher Scientific, Inc.	147,912	65,786,820
*	Trevi Therapeutics, Inc.	5,371	9,560
#*	Twist Bioscience Corp.	161,759	2,549,322
	U.S. Physical Therapy, Inc.	26,116	2,196,617
*	UFP Technologies, Inc.	20,152	3,142,100
*	United Therapeutics Corp.	86,207	19,212,092
	UnitedHealth Group, Inc.	338,127	181,087,296
	Universal Health Services, Inc., Class B	126,472	15,921,560
	Utah Medical Products, Inc.	8,679	690,154
*	Vanda Pharmaceuticals, Inc.	127,928	560,325

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Varex Imaging Corp.	51,331	$926,525
*	Veeva Systems, Inc., Class A	32,201	6,205,455
*	Vera Therapeutics, Inc.	10,003	104,231
*	Veracyte, Inc.	53,737	1,113,431
*	Veradigm, Inc.	271,471	3,580,702
*	Vericel Corp.	43,760	1,539,477
*	Vertex Pharmaceuticals, Inc.	91,524	33,141,756
	Viatris, Inc.	509,464	4,534,230
#*	Viking Therapeutics, Inc.	3,800	37,278
*	Vir Biotechnology, Inc.	17,774	140,948
*	Vor BioPharma, Inc.	2,900	5,307
*	Voyager Therapeutics, Inc.	12,612	82,861
*	Waters Corp.	51,835	12,364,203
*	Werewolf Therapeutics, Inc.	21,877	54,693
	West Pharmaceutical Services, Inc.	43,427	13,822,380
#*	XBiotech, Inc.	9,859	41,211
*	Xencor, Inc.	107,108	1,858,324
*	Xenon Pharmaceuticals, Inc.	13,644	422,964
#*	XOMA Corp.	1,135	21,395
*	Y-mAbs Therapeutics, Inc.	2,287	12,213
#*	Zentalis Pharmaceuticals, Inc.	43,164	706,163
	Zimmer Biomet Holdings, Inc.	131,131	13,691,388
*	Zimvie, Inc.	16,245	114,690
	Zoetis, Inc.	218,429	34,293,353
#*	Zymeworks, Inc.	4,629	32,496

TOTAL HEALTH CARE			3,198,526,657

INDUSTRIALS — (14.6%)
#*	3D Systems Corp.	176,329	657,707
	3M Co.	296,322	26,950,486
	A O Smith Corp.	289,050	20,164,128
	AAON, Inc.	160,282	8,732,163
*	AAR Corp.	104,004	6,173,677
	ABM Industries, Inc.	170,203	6,695,786
	ACCO Brands Corp.	285,335	1,443,795
	Acme United Corp.	7,309	244,852
#	Acuity Brands, Inc.	61,248	9,920,339
*	ACV Auctions, Inc., Class A	85,695	1,142,314
	Advanced Drainage Systems, Inc.	120,583	12,881,882
	AECOM	187,871	14,381,525
#*	AeroVironment, Inc.	50,092	5,743,549
*	AerSale Corp.	7,370	112,687
	AGCO Corp.	199,026	22,820,321
	Air Lease Corp.	217,963	7,548,059
#*	Air T, Inc.	6,373	148,810
*	Air Transport Services Group, Inc.	169,853	3,324,023
	Alamo Group, Inc.	29,471	4,724,201
*	Alaska Air Group, Inc.	237,302	7,505,862
	Albany International Corp., Class A	84,031	6,857,770
*	Alight, Inc., Class A	125,692	834,595
	Allegiant Travel Co.	26,386	1,757,835
	Allegion PLC	160,684	15,804,878
	Allient, Inc.	57,514	1,587,386
	Allison Transmission Holdings, Inc.	292,373	14,741,447
*	Alpha Pro Tech Ltd.	28,782	115,128
#	Alta Equipment Group, Inc.	3,877	35,630
#*	Ameresco, Inc., Class A	74,961	1,960,230
#*	American Airlines Group, Inc.	242,596	2,704,945
#*	American Superconductor Corp.	52,439	328,530

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	American Woodmark Corp.	52,758	$3,546,920
	AMETEK, Inc.	237,458	33,426,963
*	API Group Corp.	62,898	1,627,171
	Apogee Enterprises, Inc.	62,269	2,672,585
	Applied Industrial Technologies, Inc.	103,509	15,889,667
	ARC Document Solutions, Inc.	5,045	14,025
	ArcBest Corp.	44,062	4,797,471
	Arcosa, Inc.	128,638	8,885,027
	Argan, Inc.	55,995	2,561,211
	Aris Water Solutions, Inc., Class A	17,549	146,534
	Armstrong World Industries, Inc.	109,506	8,310,410
#*	Array Technologies, Inc.	201,620	3,494,075
*	Art’s-Way Manufacturing Co., Inc.	3,357	6,580
*	ASGN, Inc.	158,430	13,222,568
	Astec Industries, Inc.	52,196	2,089,928
*	Astronics Corp.	62,803	962,770
*	Astronics Corp., Class B	37,287	540,662
*	Asure Software, Inc.	20,330	171,992
#*	Atkore, Inc.	163,382	20,305,115
	Automatic Data Processing, Inc.	302,104	65,925,135
*	Avalon Holdings Corp., Class A	2,600	5,174
*	Avis Budget Group, Inc.	49,336	8,031,901
*	Axon Enterprise, Inc.	21,124	4,319,647
*	AZEK Co., Inc.	150,178	3,934,664
	AZZ, Inc.	61,958	2,928,755
	Barnes Group, Inc.	108,149	2,248,418
	Barrett Business Services, Inc.	19,697	1,801,488
*	Beacon Roofing Supply, Inc.	200,218	14,249,515
	BGSF, Inc.	23,481	217,669
*	Blade Air Mobility, Inc.	25,638	54,609
*	BlueLinx Holdings, Inc.	9,436	670,994
*	Boeing Co.	124,648	23,286,739
	Boise Cascade Co.	108,436	10,165,875
	Booz Allen Hamilton Holding Corp.	196,804	23,602,704
*	Bowman Consulting Group Ltd.	779	20,698
	Brady Corp., Class A	108,218	5,568,898
*	BrightView Holdings, Inc.	11,932	80,422
	Brink’s Co.	108,700	7,267,682
	Broadridge Financial Solutions, Inc.	141,171	24,089,419
*	Broadwind, Inc.	4,684	12,272
*	Builders FirstSource, Inc.	455,474	49,428,038
	BWX Technologies, Inc.	193,548	14,376,745
#*	Byrna Technologies, Inc.	5,301	23,165
*	CACI International, Inc., Class A	60,078	19,510,931
#	Cadre Holdings, Inc.	7,523	211,020
	Carlisle Cos., Inc.	73,531	18,683,492
#	Carrier Global Corp.	952,881	45,414,308
*	Casella Waste Systems, Inc., Class A	16,971	1,280,462
	Caterpillar, Inc.	426,704	96,456,439
*	CBIZ, Inc.	155,483	8,078,897
*	CECO Environmental Corp.	98,773	1,598,147
#*	Ceridian HCM Holding, Inc.	53,959	3,453,916
	CH Robinson Worldwide, Inc.	157,233	12,866,376
#*	Chart Industries, Inc.	76,116	8,846,963
	Chicago Rivet & Machine Co.	653	11,460
*	Cimpress PLC	37,093	2,213,339
	Cintas Corp.	61,721	31,299,954
	Civeo Corp.	27,472	549,440
#*	Clarivate PLC	286,810	1,829,848

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Clean Harbors, Inc.	152,293	$23,402,865
	Columbus McKinnon Corp.	76,555	2,340,286
	Comfort Systems USA, Inc.	95,447	17,357,037
*	Commercial Vehicle Group, Inc.	85,531	596,151
	CompX International, Inc.	9,138	171,977
	Concentrix Corp.	158,296	12,063,738
*	Concrete Pumping Holdings, Inc.	4,502	31,649
*	Conduent, Inc.	423,444	1,350,786
*	Construction Partners, Inc., Class A	91,595	3,521,828
	Copa Holdings SA, Class A	38,338	3,130,298
*	Copart, Inc.	305,541	13,297,144
*	Core & Main, Inc., Class A	4,753	142,970
#††	Costa Communications, Inc.	5,301	13,093
	Costamare, Inc.	380,919	3,439,699
	Covenant Logistics Group, Inc.	38,654	1,526,253
*»	CPI Aerostructures, Inc.	27,297	82,464
	CRA International, Inc.	23,082	2,241,493
	Crane Co.	121,368	11,812,747
	CSG Systems International, Inc.	94,123	4,410,604
	CSW Industrials, Inc.	50,720	8,990,627
	CSX Corp.	1,970,218	58,811,007
	Cummins, Inc.	177,336	38,357,777
	Curtiss-Wright Corp.	112,805	22,426,762
*	Custom Truck One Source, Inc.	8,943	51,601
*	Daseke, Inc.	127,860	567,698
	Deere & Co.	217,159	79,341,212
	Delta Air Lines, Inc.	813,813	25,431,656
	Deluxe Corp.	52,878	901,570
*	Distribution Solutions Group, Inc.	51,231	1,544,615
*	DLH Holdings Corp.	24,977	341,685
	Donaldson Co., Inc.	254,309	14,663,457
	Douglas Dynamics, Inc.	94,316	2,289,992
	Dover Corp.	200,203	26,016,380
*	Driven Brands Holdings, Inc.	19,314	219,793
*	Ducommun, Inc.	33,021	1,579,725
	Dun & Bradstreet Holdings, Inc.	134,203	1,175,618
*	DXP Enterprises, Inc.	45,287	1,476,356
*	Dycom Industries, Inc.	89,317	7,608,022
#	Eagle Bulk Shipping, Inc.	27,674	1,129,099
	Eastern Co.	16,755	272,269
	Eaton Corp. PLC	180,991	37,629,839
	EMCOR Group, Inc.	147,948	30,573,454
	Emerson Electric Co.	268,071	23,850,277
#	Encore Wire Corp.	55,010	9,837,438
*	Energy Recovery, Inc.	32,086	487,707
	Enerpac Tool Group Corp.	140,169	3,966,783
	EnerSys	104,077	8,906,910
	Eneti, Inc.	31,238	317,066
	Ennis, Inc.	77,526	1,655,955
	EnPro Industries, Inc.	52,642	5,846,421
*	Enviri Corp.	238,959	1,371,625
	Equifax, Inc.	64,068	10,864,011
	Esab Corp.	92,889	5,879,874
	ESCO Technologies, Inc.	65,644	6,381,910
	Espey Mfg. & Electronics Corp.	4,614	73,639
#	EVI Industries, Inc.	1,292	33,243
*	ExlService Holdings, Inc.	305,288	7,971,070
	Expeditors International of Washington, Inc.	209,831	22,924,037
	Exponent, Inc.	102,257	7,494,416

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Fastenal Co.	537,333	$31,348,007
	Federal Signal Corp.	166,270	9,650,311
	FedEx Corp.	192,028	46,105,923
	Ferguson PLC	184,709	27,743,292
	First Advantage Corp.	5,010	65,180
	Flowserve Corp.	125,641	4,613,538
*	Fluor Corp.	148,436	4,941,434
#*	Flux Power Holdings, Inc.	3,590	11,739
*	Forrester Research, Inc.	49,116	1,139,491
	Fortive Corp.	253,056	16,519,496
	Fortune Brands Innovations, Inc.	287,782	16,058,236
	Forward Air Corp.	71,609	4,612,336
*	Franklin Covey Co.	40,070	1,579,159
	Franklin Electric Co., Inc.	118,930	10,313,610
	FTAI Infrastructure, Inc.	9,240	28,274
*	FTI Consulting, Inc.	87,355	18,541,972
*	Gates Industrial Corp. PLC	31,428	343,194
	GATX Corp.	103,233	10,796,107
#	Genco Shipping & Trading Ltd.	128,306	1,689,790
*	Gencor Industries, Inc.	29,560	419,752
*	Generac Holdings, Inc.	61,227	5,147,354
	General Dynamics Corp.	145,473	35,104,090
	General Electric Co.	228,154	24,784,369
	Genpact Ltd.	402,767	13,508,805
*	Gibraltar Industries, Inc.	82,181	5,001,536
	Global Industrial Co.	84,890	2,712,235
*	GMS, Inc.	102,650	6,002,972
	Gorman-Rupp Co.	71,412	2,110,225
	Graco, Inc.	243,015	18,068,165
#	GrafTech International Ltd.	310,010	1,069,535
*	Graham Corp.	34,756	541,846
#	Granite Construction, Inc.	95,197	3,853,575
*	Great Lakes Dredge & Dock Corp.	230,767	1,753,829
#	Greenbrier Cos., Inc.	93,688	3,240,668
*	GreenPower Motor Co., Inc.	5,005	13,614
	Griffon Corp.	143,646	5,737,221
*	GXO Logistics, Inc.	244,132	12,331,107
	H&E Equipment Services, Inc.	112,159	4,567,114
#*	Hawaiian Holdings, Inc.	78,935	332,316
#*	Hayward Holdings, Inc.	68,032	714,336
	Healthcare Services Group, Inc.	95,534	907,573
	Heartland Express, Inc.	144,725	1,687,494
	HEICO Corp.	29,727	4,709,054
	HEICO Corp., Class A	61,383	7,803,621
	Heidrick & Struggles International, Inc.	52,196	1,270,451
	Helios Technologies, Inc.	88,102	4,556,635
	Herc Holdings, Inc.	96,806	10,337,913
#*	Hertz Global Holdings, Inc.	272,982	2,301,238
	Hexcel Corp.	217,628	13,475,526
	Hillenbrand, Inc.	189,771	7,216,991
*	Hillman Solutions Corp.	23,390	153,438
	HireQuest, Inc.	871	13,274
*	HireRight Holdings Corp.	12,269	112,997
#	HNI Corp.	98,968	3,433,200
	Honeywell International, Inc.	269,018	49,300,239
	Howmet Aerospace, Inc.	368,333	16,243,485
*	Hub Group, Inc., Class A	87,400	6,008,750
	Hubbell, Inc.	85,240	23,023,324
*	Hudson Global, Inc.	21,842	320,422

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Hudson Technologies, Inc.	27,643	$356,042
	Huntington Ingalls Industries, Inc.	74,199	16,310,424
	Hurco Cos., Inc.	16,887	337,740
*	Huron Consulting Group, Inc.	85,109	8,456,430
	Hyster-Yale Materials Handling, Inc.	31,762	1,270,798
*	IBEX Holdings Ltd.	39,522	644,999
	ICF International, Inc.	46,467	5,888,763
*	Ideal Power, Inc.	1,199	8,957
	IDEX Corp.	68,726	13,154,844
*	IES Holdings, Inc.	35,220	2,191,741
	Illinois Tool Works, Inc.	211,517	47,405,190
	Ingersoll Rand, Inc.	339,423	20,596,188
#*	Innodata, Inc.	7,948	59,610
*	Innovative Solutions & Support, Inc.	32,517	237,049
	Insperity, Inc.	93,167	9,860,795
	Insteel Industries, Inc.	61,713	1,722,410
	Interface, Inc.	70,156	623,687
	ITT, Inc.	214,992	20,069,503
	Jacobs Solutions, Inc.	125,906	16,783,270
*	Janus International Group, Inc.	65,465	612,752
	JB Hunt Transport Services, Inc.	162,249	27,885,736
*	JELD-WEN Holding, Inc.	214,910	2,434,930
#*	JetBlue Airways Corp.	1,583,652	5,954,532
	John Bean Technologies Corp.	76,660	7,974,173
	Johnson Controls International PLC	257,148	12,605,395
	Kadant, Inc.	31,929	7,024,380
	Kaman Corp.	48,352	899,831
	Karat Packaging, Inc.	2,335	48,171
	KBR, Inc.	375,623	21,842,477
	Kelly Services, Inc., Class A	145,779	2,602,155
	Kennametal, Inc.	229,844	5,311,695
#	Kforce, Inc.	89,580	5,467,963
*	Kirby Corp.	148,492	11,092,352
	Knight-Swift Transportation Holdings, Inc.	359,120	17,557,377
	Korn Ferry	160,047	7,285,339
*	Kratos Defense & Security Solutions, Inc.	269,163	4,589,229
*	L B Foster Co., Class A	28,244	554,147
	L3Harris Technologies, Inc.	80,592	14,459,011
	Landstar System, Inc.	90,951	14,986,906
	Leidos Holdings, Inc.	192,635	19,093,981
	Lennox International, Inc.	42,358	15,695,333
*	Limbach Holdings, Inc.	29,902	891,080
	Lincoln Electric Holdings, Inc.	131,552	22,995,290
	Lindsay Corp.	26,736	3,339,861
*	Liquidity Services, Inc.	113,568	2,188,455
	Lockheed Martin Corp.	161,715	73,522,108
*	LS Starrett Co., Class A	125,165	1,260,412
	LSI Industries, Inc.	75,131	1,117,949
	Luxfer Holdings PLC	39,886	329,857
*	Manitex International, Inc.	43,909	176,075
*	Manitowoc Co., Inc.	144,693	1,852,070
	ManpowerGroup, Inc.	127,955	8,953,011
	Marten Transport Ltd.	242,734	4,267,264
	Masco Corp.	173,150	9,019,383
*	Masonite International Corp.	58,009	4,590,832
*	MasTec, Inc.	232,040	13,792,458
*	Mastech Digital, Inc.	18,872	165,130
*	Masterbrand, Inc.	296,507	3,294,193
*	Matrix Service Co.	82,387	959,809

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Matson, Inc.	134,791	$11,733,557
	Matthews International Corp., Class A	62,595	2,218,367
	Maximus, Inc.	159,916	11,948,924
#*	Mayville Engineering Co., Inc.	7,782	94,084
	McGrath RentCorp	83,386	8,388,632
	MDU Resources Group, Inc.	326,412	6,074,527
#*	Mercury Systems, Inc.	80,310	2,889,554
*	Middleby Corp.	118,953	13,426,225
	Miller Industries, Inc.	17,424	633,711
	MillerKnoll, Inc.	100,303	2,357,121
*	Mistras Group, Inc.	49,385	270,136
*	Montrose Environmental Group, Inc.	40,195	929,308
	Moog, Inc., Class A	86,896	10,084,281
*	MRC Global, Inc.	102,827	1,080,712
	MSA Safety, Inc.	71,863	11,345,730
	MSC Industrial Direct Co., Inc., Class A	120,801	11,445,895
	Mueller Industries, Inc.	353,330	13,324,074
	Mueller Water Products, Inc., Class A	395,009	4,886,261
*	MYR Group, Inc.	54,599	6,324,202
#	National Presto Industries, Inc.	14,272	1,066,832
	NL Industries, Inc.	257,252	1,281,115
#*	NN, Inc.	79,959	143,926
	Nordson Corp.	62,525	13,292,190
	Norfolk Southern Corp.	177,703	33,903,955
	Northrop Grumman Corp.	64,731	30,516,135
*	Northwest Pipe Co.	27,473	748,914
*	NOW, Inc.	149,257	1,644,812
*	NV5 Global, Inc.	31,791	2,999,481
	nVent Electric PLC	200,418	9,646,118
	Old Dominion Freight Line, Inc.	67,023	25,244,883
#	Omega Flex, Inc.	9,847	719,520
*	OPENLANE, Inc.	324,383	4,356,464
*	Orion Group Holdings, Inc.	132,989	638,347
	Oshkosh Corp.	160,430	14,074,524
	Otis Worldwide Corp.	276,063	21,314,824
	Owens Corning.	225,681	25,585,455
	P&F Industries, Inc., Class A	2,869	36,551
	PACCAR, Inc.	560,202	46,233,471
*	PAM Transportation Services, Inc.	67,432	1,164,551
	Pangaea Logistics Solutions Ltd.	74,703	432,530
	Park Aerospace Corp.	50,961	748,107
	Parker-Hannifin Corp.	137,629	50,772,714
	Park-Ohio Holdings Corp.	48,634	1,103,019
*	Parsons Corp.	56,082	3,171,437
*	Patriot Transportation Holding, Inc.	7,392	56,771
	Paychex, Inc.	201,591	22,386,681
	Paycom Software, Inc.	45,175	11,066,520
#*	Paycor HCM, Inc.	21,713	468,567
*	Paylocity Holding Corp.	35,766	6,416,420
	Pentair PLC	372,610	21,656,093
*	Performant Financial Corp.	8,742	20,369
#*	Perma-Fix Environmental Services, Inc.	20,738	192,863
*	Perma-Pipe International Holdings, Inc.	16,930	111,907
*	PGT Innovations, Inc.	159,170	4,765,550
*	Pioneer Power Solutions, Inc.	2,486	13,524
#	Pitney Bowes, Inc.	160,150	517,285
#*	Planet Labs PBC	32,452	70,096
#*	Plug Power, Inc.	74,214	437,120
	Powell Industries, Inc.	60,852	4,664,306

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Preformed Line Products Co.	15,008	$2,031,333
	Primoris Services Corp.	148,745	4,471,275
*	Proto Labs, Inc.	35,315	833,787
*	Quad/Graphics, Inc.	92,400	451,836
	Quanex Building Products Corp.	103,451	2,777,659
	Quanta Services, Inc.	149,089	24,915,754
*	Quest Resource Holding Corp.	16,114	116,827
*	Radiant Logistics, Inc.	131,550	770,883
#*	RBC Bearings, Inc.	31,392	6,901,217
#*	RCM Technologies, Inc.	22,100	438,022
	Regal Rexnord Corp.	171,447	20,301,039
	Republic Services, Inc.	153,856	22,846,077
*	Resideo Technologies, Inc.	243,666	3,528,284
	Resources Connection, Inc.	96,014	1,293,309
	REV Group, Inc.	158,587	2,258,279
	Robert Half, Inc.	240,774	18,002,672
#*	Rocket Lab USA, Inc.	143,307	606,189
	Rockwell Automation, Inc.	120,719	31,726,160
	Rollins, Inc.	360,518	13,559,082
#	RTX Corp.	701,753	57,115,677
	Rush Enterprises, Inc., Class A	225,190	8,012,260
	Rush Enterprises, Inc., Class B	32,235	1,303,583
*	RXO, Inc.	244,132	4,274,751
	Ryder System, Inc.	146,730	14,312,044
*	Saia, Inc.	85,221	30,550,876
#	Schneider National, Inc., Class B	46,499	1,177,820
	Science Applications International Corp.	126,544	13,823,667
	Sensata Technologies Holding PLC	188,489	6,009,029
*	Servotronics, Inc.	1,473	14,693
#*	Shoals Technologies Group, Inc., Class A	94,202	1,446,943
	Shyft Group, Inc.	86,340	948,013
*	SIFCO Industries, Inc.	7,118	31,106
	Simpson Manufacturing Co., Inc.	93,249	12,418,902
*	SiteOne Landscape Supply, Inc.	64,621	8,902,835
*	SkyWest, Inc.	139,551	5,884,866
	Snap-on, Inc.	69,826	18,010,918
	Southwest Airlines Co.	509,238	11,320,361
*	SP Plus Corp.	62,668	3,166,614
#	Spirit Airlines, Inc.	135,152	1,551,545
*	SPX Technologies, Inc.	120,388	9,645,487
	SS&C Technologies Holdings, Inc.	238,881	12,003,770
	Standex International Corp.	33,399	4,795,094
	Stanley Black & Decker, Inc.	111,049	9,444,717
*	StarTek, Inc.	5,556	23,780
	Steel Connect, Inc.	208	1,895
	Steelcase, Inc., Class A	223,733	2,440,927
*	Stericycle, Inc.	121,132	4,995,484
#*	Sterling Check Corp.	8,850	98,943
*	Sterling Infrastructure, Inc.	78,696	5,733,004
#*	Sun Country Airlines Holdings, Inc.	34,604	450,544
#*	Sunrun, Inc.	262,823	2,536,242
#*	Symbotic, Inc.	1,766	60,097
#*	TaskUS, Inc., Class A	47,460	440,429
*	Taylor Devices, Inc.	4,452	98,578
	TechPrecision Corp.	2,148	15,530
#	Tecnoglass, Inc.	64,795	2,117,501
	Tennant Co.	47,147	3,499,250
	Terex Corp.	193,637	8,868,575
	Tetra Tech, Inc.	103,145	15,565,612

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Textainer Group Holdings Ltd.	134,733	$6,618,085
	Textron, Inc.	264,784	20,123,584
*	Thermon Group Holdings, Inc.	86,499	2,308,658
	Timken Co.	212,130	14,662,426
*	Titan International, Inc.	254,984	2,896,618
*	Titan Machinery, Inc.	52,432	1,302,411
	Toro Co.	194,335	15,710,041
#*	TPI Composites, Inc.	13,489	31,160
	Trane Technologies PLC	93,140	17,725,473
#*	Transcat, Inc.	23,287	2,096,296
*	TransDigm Group, Inc.	13,945	11,547,715
	TransUnion	167,794	7,362,801
*	Trex Co., Inc.	165,910	9,325,801
*	TriNet Group, Inc.	86,877	8,926,612
	Trinity Industries, Inc.	287,379	5,986,105
*	Triumph Group, Inc.	94,676	706,283
*	TrueBlue, Inc.	44,252	489,870
	TTEC Holdings, Inc.	110,455	2,273,164
*	Tutor Perini Corp.	76,528	551,767
*	Twin Disc, Inc.	26,338	361,884
*	Uber Technologies, Inc.	75,422	3,264,264
	UFP Industries, Inc.	174,129	16,571,857
#*	U-Haul Holding Co.	34,451	1,692,233
	U-Haul Holding Co., Non Voting	327,290	15,451,361
*	Ultralife Corp.	61,408	455,647
	UniFirst Corp.	34,079	5,603,610
	Union Pacific Corp.	574,109	119,190,769
*	United Airlines Holdings, Inc.	440,850	15,434,158
	United Parcel Service, Inc., Class B	468,176	66,129,860
	United Rentals, Inc.	133,640	54,293,923
	Universal Logistics Holdings, Inc.	72,087	1,613,307
*	Upwork, Inc.	99,620	1,041,029
#*	V2X, Inc.	25,111	1,282,419
	Valmont Industries, Inc.	54,352	10,702,452
*	Veralto Corp.	83,898	5,788,962
	Verisk Analytics, Inc.	127,878	29,074,342
	Veritiv Corp.	67,526	11,439,580
*	Verra Mobility Corp.	198,346	3,921,300
	Vertiv Holdings Co., Class A	159,267	6,254,415
	Vestis Corp.	184,549	2,821,754
*	Viad Corp.	32,905	797,288
*	Vicor Corp.	37,966	1,470,803
*	Virco Mfg. Corp.	31,667	192,852
*	VirTra, Inc.	6,136	29,023
	VSE Corp.	32,029	1,723,160
#	Wabash National Corp.	192,420	3,981,170
	Waste Management, Inc.	331,754	54,517,135
#	Watsco, Inc.	55,494	19,361,302
»	Watsco, Inc., Class B	4,958	1,751,240
	Watts Water Technologies, Inc., Class A	66,495	11,504,300
	Werner Enterprises, Inc.	193,671	7,034,131
	WESCO International, Inc.	99,245	12,723,209
	Westinghouse Air Brake Technologies Corp.	190,221	20,167,230
*	Wilhelmina International, Inc.	3,392	14,416
*	Willdan Group, Inc.	24,663	435,055
*	Willis Lease Finance Corp.	8,926	398,814
*	WillScot Mobile Mini Holdings Corp.	602,914	23,760,841
	Woodward, Inc.	135,694	16,921,042
	WW Grainger, Inc.	61,672	45,010,076

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	XPO, Inc.	244,132	$18,507,647
	Xylem, Inc.	204,831	19,159,892

TOTAL INDUSTRIALS			4,142,765,946

INFORMATION TECHNOLOGY — (21.8%)
#*	8x8, Inc.	34,091	81,137
#*	908 Devices, Inc.	712	4,222
	A10 Networks, Inc.	140,642	1,528,779
	Accenture PLC, Class A	449,831	133,640,292
*	ACI Worldwide, Inc.	230,605	4,697,424
	Adeia, Inc.	120,177	1,013,092
*	Adobe, Inc.	211,804	112,692,436
	Advanced Energy Industries, Inc.	101,003	8,813,522
*	Advanced Micro Devices, Inc.	486,769	47,946,746
#*	Aehr Test Systems	12,821	302,063
*	Agilysys, Inc.	45,463	3,900,271
*	Airgain, Inc.	21,069	69,738
*	Akamai Technologies, Inc.	159,798	16,511,927
*	Alarm.com Holdings, Inc.	59,380	3,036,099
*	Alithya Group, Inc., Class A	12,942	17,731
*	Alkami Technology, Inc.	41,573	746,235
*	Allegro MicroSystems, Inc.	61,784	1,603,913
*	Alpha & Omega Semiconductor Ltd.	90,146	2,138,263
#*	Altair Engineering, Inc., Class A	27,132	1,685,440
#*	Ambarella, Inc.	67,984	3,058,600
	Amdocs Ltd.	152,769	12,245,963
	American Software, Inc., Class A	81,814	897,500
	Amkor Technology, Inc.	775,818	16,183,563
	Amphenol Corp., Class A	278,124	22,402,888
*	Amtech Systems, Inc.	32,847	235,349
	Analog Devices, Inc.	208,424	32,791,348
*	ANSYS, Inc.	58,464	16,268,193
*	Appfolio, Inc., Class A	12,662	2,375,011
	Apple, Inc.	8,359,320	1,427,521,076
	Applied Materials, Inc.	712,387	94,284,419
*	AppLovin Corp., Class A	220,200	8,024,088
*	Arista Networks, Inc.	58,613	11,744,287
*	Arlo Technologies, Inc.	158,675	1,347,151
*	Arrow Electronics, Inc.	180,882	20,513,828
*	Aspen Technology, Inc.	51,382	9,133,150
*	AstroNova, Inc.	16,656	226,188
*	Astrotech Corp.	1,031	9,475
*	Atlassian Corp., Class A	15,287	2,761,444
#*	Aurora Innovation, Inc.	382,002	668,503
*	Autodesk, Inc.	64,638	12,774,408
*	AvePoint, Inc.	25,079	187,842
*	Aviat Networks, Inc.	55,622	1,485,107
	Avnet, Inc.	247,225	11,453,934
*	Aware, Inc.	45,033	49,536
#*	Axcelis Technologies, Inc.	53,712	6,848,280
*	AXT, Inc.	113,969	226,798
	Badger Meter, Inc.	79,649	11,035,369
	Bel Fuse, Inc., Class A	4,354	225,407
	Bel Fuse, Inc., Class B	31,479	1,705,532
	Belden, Inc.	107,318	7,608,846
	Benchmark Electronics, Inc.	104,467	2,529,146
#	Bentley Systems, Inc., Class B	43,517	2,116,667
*	Bill Holdings, Inc.	21,118	1,927,862
	BK Technologies Corp.	4,890	61,614

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Blackbaud, Inc.	81,630	$5,338,602
*	Box, Inc., Class A	111,498	2,771,840
#*	Brightcove, Inc.	127,580	392,946
	Broadcom, Inc.	284,762	239,590,204
*	Cadence Design Systems, Inc.	38,979	9,349,113
*	Calix, Inc.	155,258	5,142,145
*	Cambium Networks Corp.	14,819	73,799
#*	CCC Intelligent Solutions Holdings, Inc.	31,533	339,610
	CDW Corp.	187,327	37,540,331
*	Cerence, Inc.	146,112	2,236,975
*	CEVA, Inc.	76,831	1,319,188
*	Ciena Corp.	293,050	12,366,710
*	Cirrus Logic, Inc.	121,846	8,155,153
	Cisco Systems, Inc.	2,916,573	152,040,950
#*	Cleanspark, Inc.	184,647	757,053
#*	Clearfield, Inc.	31,727	762,083
	Climb Global Solutions, Inc.	9,192	408,860
*	Cloudflare, Inc., Class A	6,205	351,761
#*	Coda Octopus Group, Inc.	22,446	148,144
	Cognex Corp.	86,749	3,122,097
	Cognizant Technology Solutions Corp., Class A	440,603	28,405,675
*	Cognyte Software Ltd.	101,114	422,657
*	Coherent Corp.	25,377	751,159
*	Cohu, Inc.	133,246	4,016,034
*	Computer Task Group, Inc.	47,645	494,555
	Comtech Telecommunications Corp.	61,775	753,655
#*	Confluent, Inc., Class A	19,898	575,251
*	Consensus Cloud Solutions, Inc.	42,872	925,606
#*	CoreCard Corp.	729	15,579
	Corning, Inc.	743,399	19,893,357
*	Corsair Gaming, Inc.	58,597	749,456
#*	CPI Card Group, Inc.	215	3,558
#*	CPS Technologies Corp.	3,094	8,075
	Crane NXT Co.	119,868	6,233,136
*	Credo Technology Group Holding Ltd.	107,315	1,526,019
*	Crowdstrike Holdings, Inc., Class A	7,753	1,370,498
*	CS Disco, Inc.	5,598	31,405
	CSP, Inc.	8,195	170,866
	CTS Corp.	79,580	2,977,088
*	CVD Equipment Corp.	2,767	16,076
*	Daktronics, Inc.	192,511	1,851,956
*	Data I/O Corp.	16,306	51,527
*	Datadog, Inc., Class A	14,735	1,200,460
*	Dave, Inc.	2,009	10,166
	Dell Technologies, Inc., Class C	160,487	10,738,185
#*	Digi International, Inc.	76,792	1,933,623
*»	Digital Turbine, Inc.	127,793	605,739
#*	DigitalOcean Holdings, Inc.	66,067	1,351,731
*	Diodes, Inc.	132,353	8,613,533
*	DocuSign, Inc.	13,840	538,099
	Dolby Laboratories, Inc., Class A	117,937	9,545,821
*	DoubleVerify Holdings, Inc.	156,628	4,358,957
*	Dropbox, Inc., Class A	308,723	8,119,415
*	DXC Technology Co.	219,797	4,433,305
*	Dynatrace, Inc.	47,491	2,123,323
#*	DZS, Inc.	41,035	52,114
*	E2open Parent Holdings, Inc.	204,445	590,846
#*	Eastman Kodak Co.	17,274	64,259
#	Ebix, Inc.	37,295	227,127

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	eGain Corp.	48,808	$293,824
*	Elastic NV	11,765	882,846
*	Electro-Sensors, Inc.	1,588	6,114
#*	Enfusion, Inc., Class A	11,872	98,538
*	EngageSmart, Inc.	47,833	1,083,417
*	Enphase Energy, Inc.	66,551	5,296,129
	Entegris, Inc.	131,754	11,599,622
#*	Envestnet, Inc.	103,460	3,828,020
*	EPAM Systems, Inc.	35,260	7,671,518
*	ePlus, Inc.	73,481	4,592,562
*	Everbridge, Inc.	42,743	880,933
*	EverCommerce, Inc.	3,752	35,944
#*	Everspin Technologies, Inc.	2,019	19,524
*	Extreme Networks, Inc.	69,467	1,432,410
*	F5, Inc.	72,060	10,923,575
*	Fabrinet	91,036	14,110,580
*	Fair Isaac Corp.	14,801	12,519,722
#*	FARO Technologies, Inc.	29,536	380,128
#*	Fastly, Inc., Class A	270,634	3,970,201
*	First Solar, Inc.	165,020	23,507,099
*	Flex Ltd.	965,580	24,834,718
*	FormFactor, Inc.	193,285	6,548,496
*	Fortinet, Inc.	291,607	16,671,172
#*	Franklin Wireless Corp.	8,801	25,963
	Frequency Electronics, Inc.	36,985	273,319
*	Freshworks, Inc., Class A	96,249	1,726,707
*	Gartner, Inc.	77,477	25,725,463
	Gen Digital, Inc.	746,848	12,442,488
*	Genasys, Inc.	51,221	91,173
#*	GLOBALFOUNDRIES, Inc.	39,619	1,965,895
*	Globant SA	44,306	7,544,869
*	GoDaddy, Inc., Class A	84,311	6,174,095
*	Grid Dynamics Holdings, Inc.	81,449	825,893
*	GSI Technology, Inc.	54,070	106,518
*	Guidewire Software, Inc.	58,333	5,257,553
	Hackett Group, Inc.	105,620	2,354,270
#*	Harmonic, Inc.	263,180	2,839,712
*	HashiCorp, Inc., Class A	194,941	3,838,388
	Hewlett Packard Enterprise Co.	1,175,649	18,081,482
	HP, Inc.	536,451	14,124,755
*	HubSpot, Inc.	5,453	2,310,818
*	Ichor Holdings Ltd.	89,111	2,161,833
#*	Identiv, Inc.	33,818	205,952
#	Immersion Corp.	39,703	253,702
#*	indie Semiconductor, Inc., Class A	17,666	86,387
#*	Infinera Corp.	102,263	299,631
#*	Informatica, Inc., Class A	17,072	327,441
	Information Services Group, Inc.	118,712	481,971
*	Insight Enterprises, Inc.	75,502	10,819,437
#*	Instructure Holdings, Inc.	4,151	102,239
*	Intapp, Inc.	14,705	502,911
	Intel Corp.	1,953,693	71,309,794
#*	Intellicheck, Inc.	7,755	14,347
#	InterDigital, Inc.	88,259	6,641,490
	International Business Machines Corp.	547,292	79,160,315
*	inTEST Corp.	38,012	491,495
*	Intevac, Inc.	59,949	192,436
	Intuit, Inc.	53,515	26,487,249
#*	IonQ, Inc.	204,644	1,972,768

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	IPG Photonics Corp.	88,930	$7,639,087
*	Issuer Direct Corp.	7,605	132,631
*	Iteris, Inc.	87,120	385,070
*	Itron, Inc.	94,665	5,422,411
	Jabil, Inc.	497,387	61,079,124
#*	Jamf Holding Corp.	102,150	1,640,529
*	JFrog Ltd.	165,935	3,731,878
	Juniper Networks, Inc.	382,957	10,309,202
*	Key Tronic Corp.	22,454	85,550
*	Keysight Technologies, Inc.	173,657	21,194,837
*	Kimball Electronics, Inc.	67,941	1,780,054
	KLA Corp.	89,443	42,011,377
*	Knowles Corp.	299,910	3,895,831
#	Kulicke & Soffa Industries, Inc.	154,047	6,409,896
*	KVH Industries, Inc.	93,718	438,600
*	Kyndryl Holdings, Inc.	217,595	3,183,415
	Lam Research Corp.	103,911	61,122,528
*	Lantronix, Inc.	52,015	237,709
#*	Lattice Semiconductor Corp.	125,393	6,973,105
#*	LGL Group, Inc.	6,640	30,212
	Littelfuse, Inc.	55,677	12,063,536
#*	LivePerson, Inc.	21,292	56,211
*	LiveRamp Holdings, Inc.	157,530	4,357,280
*	Lumentum Holdings, Inc.	80,843	3,169,854
#*	Luna Innovations, Inc.	82,960	471,213
*	MACOM Technology Solutions Holdings, Inc.	102,186	7,208,200
*	Magnachip Semiconductor Corp.	62,882	464,698
*	Manhattan Associates, Inc.	77,673	15,144,682
	Marvell Technology, Inc.	412,775	19,491,235
*	Matterport, Inc.	433,644	884,634
*	MaxLinear, Inc.	134,136	2,038,867
#*	MeridianLink, Inc.	2,467	40,508
	Methode Electronics, Inc.	70,570	1,613,936
	Microchip Technology, Inc.	566,055	40,354,061
	Micron Technology, Inc.	628,992	42,060,695
	Microsoft Corp.	4,372,022	1,478,224,358
*	Mirion Technologies, Inc.	9,215	63,860
#*	Mitek Systems, Inc.	99,382	1,061,400
*	Model N, Inc.	43,143	1,039,746
*	MongoDB, Inc.	7,294	2,513,439
	Monolithic Power Systems, Inc.	26,218	11,581,539
	Motorola Solutions, Inc.	63,738	17,748,483
#*	M-Tron Industries, Inc.	3,320	80,012
*	N-able, Inc.	100,713	1,305,240
	Napco Security Technologies, Inc.	59,390	1,090,994
#*	Navitas Semiconductor Corp.	166,253	871,166
#*	nCino, Inc.	64,841	1,822,032
*	NCR Voyix Corp.	276,699	4,230,728
	NetApp, Inc.	262,486	19,103,731
*	NETGEAR, Inc.	35,726	451,577
*	NetScout Systems, Inc.	100,229	2,187,999
#*	NetSol Technologies, Inc.	24,448	42,784
	Network-1 Technologies, Inc.	57,475	129,319
*	nLight, Inc.	114,916	957,250
*	Nortech Systems, Inc.	446	3,465
#*	Novanta, Inc.	35,164	4,643,758
*	Nutanix, Inc., Class A	85,299	3,086,971
#	NVE Corp.	7,415	504,220
	NVIDIA Corp.	671,538	273,853,196

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NXP Semiconductors NV	93,546	$16,130,137
*	Okta, Inc.	33,138	2,233,833
*	Olo, Inc., Class A	310,019	1,584,197
*	ON Semiconductor Corp.	423,762	26,544,452
#	ON24, Inc.	107,780	662,847
*	OneSpan, Inc.	107,066	845,821
*	Onto Innovation, Inc.	123,072	13,829,601
*	Optical Cable Corp.	8,150	21,435
	Oracle Corp.	819,046	84,689,356
*	OSI Systems, Inc.	48,760	5,084,205
#*	Palantir Technologies, Inc., Class A	91,842	1,359,262
#*	Palo Alto Networks, Inc.	34,785	8,453,451
#*	PAR Technology Corp.	38,243	1,116,313
	PC Connection, Inc.	71,269	3,818,593
	PCTEL, Inc.	173,857	1,190,920
*	PDF Solutions, Inc.	89,834	2,383,296
*	Perficient, Inc.	89,548	5,210,798
*	Photronics, Inc.	331,515	6,086,615
*	Plexus Corp.	86,602	8,514,709
	Power Integrations, Inc.	124,140	8,606,626
#*	Powerfleet, Inc.	38,193	70,657
#*	PowerSchool Holdings, Inc., Class A	74,071	1,475,494
*	Procore Technologies, Inc.	25,012	1,527,983
	Progress Software Corp.	134,361	6,903,468
*	PTC, Inc.	81,914	11,502,364
*	Pure Storage, Inc., Class A	179,745	6,077,178
*	Q2 Holdings, Inc.	52,823	1,586,275
*	Qorvo, Inc.	128,541	11,237,054
	QUALCOMM, Inc.	817,724	89,123,739
#*	Qualys, Inc.	76,204	11,655,402
#*	QuickLogic Corp.	8,226	76,995
*	Rambus, Inc.	283,514	15,403,316
*	Red Violet, Inc.	3,910	77,379
*	RF Industries Ltd.	19,118	56,589
#*	Ribbon Communications, Inc.	381,181	716,620
	Richardson Electronics Ltd.	31,325	359,298
*	Rimini Street, Inc.	154,721	335,745
#*	Riot Platforms, Inc.	223,585	2,186,661
*	Rogers Corp.	43,972	5,403,719
	Roper Technologies, Inc.	40,752	19,910,205
*	Salesforce, Inc.	137,955	27,705,503
#*	Samsara, Inc., Class A	69,922	1,613,101
*	Sanmina Corp.	183,395	9,329,304
	Sapiens International Corp. NV	71,442	1,821,771
*	ScanSource, Inc.	107,798	3,277,059
	Seagate Technology Holdings PLC	228,330	15,583,522
*	SecureWorks Corp., Class A	49,629	291,819
*	SEMrush Holdings, Inc., Class A	10,677	86,270
#*	SentinelOne, Inc., Class A	594,631	9,294,083
*	ServiceNow, Inc.	15,136	8,806,882
#*	SigmaTron International, Inc.	9,201	27,235
*	Silicon Laboratories, Inc.	63,252	5,830,569
*	SiTime Corp.	18,139	1,810,272
	Skyworks Solutions, Inc.	173,916	15,085,474
#*	SMART Global Holdings, Inc.	148,014	2,027,792
#*	SmartRent, Inc.	90,498	218,100
*	Snowflake, Inc., Class A	13,268	1,925,585
#*	SolarEdge Technologies, Inc.	20,505	1,557,355
*	SolarWinds Corp.	261,550	2,408,875

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Sono-Tek Corp.	696	$3,515
*	SoundThinking, Inc.	23,629	356,562
*	Splunk, Inc.	30,493	4,487,350
*	Sprinklr, Inc., Class A	86,045	1,169,352
*	SPS Commerce, Inc.	41,028	6,578,430
*††	SRAX, Inc.	3,513	351
*	Stratasys Ltd.	91,985	935,487
*	Super Micro Computer, Inc.	72,552	17,374,027
*	Synaptics, Inc.	91,844	7,683,669
*	Synopsys, Inc.	27,221	12,778,626
	Taitron Components, Inc., Class A	1,484	5,046
	TD SYNNEX Corp.	158,296	14,512,577
	TE Connectivity Ltd.	215,681	25,418,006
*	Teledyne Technologies, Inc.	46,228	17,316,547
*	Teradata Corp.	182,290	7,787,429
	Teradyne, Inc.	246,329	20,511,816
	Texas Instruments, Inc.	673,110	95,588,351
#*	TransAct Technologies, Inc.	17,129	100,376
*	Trimble, Inc.	235,510	11,099,586
*	Trio-Tech International	3,963	26,988
*	TSR, Inc.	1,081	9,297
*	TTM Technologies, Inc.	302,815	3,479,344
#*	Turtle Beach Corp.	58,041	478,838
*	Twilio, Inc., Class A	49,498	2,537,267
*	Tyler Technologies, Inc.	18,698	6,972,484
#*	UiPath, Inc., Class A	269,909	4,191,687
*	Ultra Clean Holdings, Inc.	145,273	3,466,214
#*	Unisys Corp.	55,278	153,673
#*	Unity Software, Inc.	118,836	3,014,869
	Universal Display Corp.	36,693	5,106,932
*	Upland Software, Inc.	21,159	70,671
*	Varonis Systems, Inc., Class B	44,989	1,513,430
*	Veeco Instruments, Inc.	152,561	3,652,310
*	Verint Systems, Inc.	108,545	2,041,731
*	VeriSign, Inc.	68,246	13,625,996
#*	Vertex, Inc., Class A	2,317	56,095
*	Viant Technology, Inc., Class A	2,633	14,192
#*	Viasat, Inc.	126,831	2,338,764
*	Viavi Solutions, Inc.	444,316	3,456,778
	Vishay Intertechnology, Inc.	322,340	7,168,842
*	Vishay Precision Group, Inc.	31,320	937,094
*	VMware, Inc., Class A	54,196	7,893,647
	Vontier Corp.	239,696	7,085,414
#*	Vuzix Corp.	1,337	4,345
*	Western Digital Corp.	194,711	7,817,647
#*	Wolfspeed, Inc.	100,664	3,406,470
*	Workday, Inc., Class A	13,900	2,942,769
	Xerox Holdings Corp.	363,071	4,661,832
*	Xperi, Inc.	116,194	986,487
*	Yext, Inc.	63,643	383,767
*	Zebra Technologies Corp., Class A	50,016	10,474,851
*	Zoom Video Communications, Inc., Class A	64,556	3,872,069
*	Zscaler, Inc.	14,108	2,238,799

TOTAL INFORMATION TECHNOLOGY			6,215,984,806

MATERIALS — (4.3%)
*	Advanced Emissions Solutions, Inc.	25,247	42,920
	AdvanSix, Inc.	83,374	2,296,954
	Air Products & Chemicals, Inc.	96,668	27,302,910

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Albemarle Corp.	107,476	$13,625,807
	Alcoa Corp.	215,944	5,536,804
#	Alpha Metallurgical Resources, Inc.	14,066	3,093,957
*	Alto Ingredients, Inc.	176,211	733,038
	Amcor PLC	1,253,901	11,147,180
*	American Biltrite, Inc.	36	4,230
	American Vanguard Corp.	57,347	536,768
#*	Ampco-Pittsburgh Corp.	75,492	200,054
	AptarGroup, Inc.	162,513	19,870,465
	Arch Resources, Inc.	41,854	6,312,839
	Ardagh Metal Packaging SA	5,790	19,512
*	Ascent Industries Co.	24,899	207,907
	Ashland, Inc.	134,921	10,338,996
#*	Aspen Aerogels, Inc.	18,695	144,325
#*	ATI, Inc.	199,016	7,516,834
	Avery Dennison Corp.	142,088	24,733,258
	Avient Corp.	178,804	5,653,782
*	Axalta Coating Systems Ltd.	290,013	7,607,041
	Balchem Corp.	79,418	9,231,548
	Ball Corp.	313,499	15,094,977
	Berry Global Group, Inc.	323,985	17,819,175
	Cabot Corp.	137,563	9,145,188
	Caledonia Mining Corp. PLC	1,563	17,302
	Carpenter Technology Corp.	118,680	7,443,610
#	Celanese Corp.	130,115	14,899,469
#*	Century Aluminum Co.	197,147	1,303,142
	CF Industries Holdings, Inc.	376,519	30,038,686
	Chemours Co.	183,253	4,418,230
*	Clearwater Paper Corp.	111,620	3,773,872
*	Cleveland-Cliffs, Inc.	408,915	6,861,594
#*	Coeur Mining, Inc.	443,442	1,113,039
	Commercial Metals Co.	311,174	13,159,548
#	Compass Minerals International, Inc.	92,963	2,290,608
*	Core Molding Technologies, Inc.	18,851	482,209
	Corteva, Inc.	458,974	22,095,008
	Crown Holdings, Inc.	267,287	21,543,332
*	Dakota Gold Corp.	17,015	49,003
	Dow, Inc.	732,881	35,427,468
	DuPont de Nemours, Inc.	181,245	13,209,136
	Eagle Materials, Inc.	112,205	17,269,472
	Eastman Chemical Co.	113,031	8,446,807
	Ecolab, Inc.	91,823	15,402,390
*	Ecovyst, Inc.	149,481	1,375,225
	Element Solutions, Inc.	522,114	9,518,138
#*	Ferroglobe PLC	161,110	733,051
#	Flexible Solutions International, Inc.	1,236	2,460
#	Flotek Industries, Inc.	39,791	166,720
	FMC Corp.	151,107	8,038,892
	Fortitude Gold Corp.	54,214	319,863
	Freeport-McMoRan, Inc.	1,164,903	39,350,423
	Friedman Industries, Inc.	15,398	148,745
#	FutureFuel Corp.	169,448	1,109,884
*	Gatos Silver, Inc.	37,166	180,998
*	Glatfelter Corp.	116,416	201,400
	Graphic Packaging Holding Co.	1,013,404	21,798,320
	Greif, Inc., Class A	75,813	4,814,126
	Greif, Inc., Class B	32,148	2,059,401
	Hawkins, Inc.	60,754	3,489,102
	Haynes International, Inc.	30,438	1,309,595

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	HB Fuller Co.	126,455	$8,364,998
	Hecla Mining Co.	692,087	2,816,794
	Huntsman Corp.	569,356	13,283,075
*	Ingevity Corp.	60,632	2,442,257
	Innospec, Inc.	59,516	5,832,568
#	International Flavors & Fragrances, Inc.	108,112	7,389,455
	International Paper Co.	353,899	11,937,013
*	Intrepid Potash, Inc.	24,496	487,225
	Kaiser Aluminum Corp.	31,426	1,784,997
*	Knife River Corp.	91,506	4,604,582
	Koppers Holdings, Inc.	56,789	2,076,774
#	Kronos Worldwide, Inc.	134,873	930,624
	Linde PLC	189,850	72,553,076
#*	Livent Corp.	444,991	6,492,419
	Louisiana-Pacific Corp.	308,405	15,815,008
*	LSB Industries, Inc.	213,557	1,945,504
	LyondellBasell Industries NV, Class A	459,795	41,491,901
	Martin Marietta Materials, Inc.	58,468	23,909,904
	Materion Corp.	52,387	5,080,491
	Mativ Holdings, Inc.	68,431	896,446
#	Mercer International, Inc.	98,548	782,471
	Minerals Technologies, Inc.	69,502	3,757,278
	Mosaic Co.	194,350	6,312,488
#*	MP Materials Corp.	151,472	2,484,141
	Myers Industries, Inc.	99,654	1,671,198
	NewMarket Corp.	21,576	10,402,868
	Newmont Corp.	499,261	18,707,310
	Nexa Resources SA	10,918	65,399
	Northern Technologies International Corp.	21,837	272,744
	Nucor Corp.	366,177	54,117,299
*	O-I Glass, Inc.	187,540	2,897,493
	Olin Corp.	431,988	18,454,527
	Olympic Steel, Inc.	54,092	2,746,251
	Orion SA	52,325	1,062,198
	Packaging Corp. of America	132,446	20,270,860
	Pactiv Evergreen, Inc.	46,421	400,149
#*	Piedmont Lithium, Inc.	24,021	659,857
	PPG Industries, Inc.	251,076	30,824,601
#	Quaker Chemical Corp.	6,497	933,749
	Ramaco Resources, Inc., Class A	22,113	260,491
	Ramaco Resources, Inc., Class B	3,692	46,187
*	Ranpak Holdings Corp.	10,826	34,210
*	Rayonier Advanced Materials, Inc.	175,569	486,326
	Reliance Steel & Aluminum Co.	112,512	28,620,803
††	Resolute Forest Products, Inc.	229,171	122,034
	Royal Gold, Inc.	98,520	10,278,592
	RPM International, Inc.	231,586	21,136,854
	Ryerson Holding Corp.	111,001	3,224,579
	Schnitzer Steel Industries, Inc., Class A	73,315	1,664,984
	Sealed Air Corp.	177,120	5,453,525
	Sensient Technologies Corp.	86,790	4,896,692
	Sherwin-Williams Co.	184,804	44,022,161
#	Silgan Holdings, Inc.	336,994	13,499,980
	Sonoco Products Co.	282,079	14,614,513
#	Southern Copper Corp.	99,431	7,049,658
	Steel Dynamics, Inc.	481,497	51,284,245
	Stepan Co.	47,794	3,574,991
*	Summit Materials, Inc., Class A	314,799	10,356,887
	SunCoke Energy, Inc.	181,031	1,721,605

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Sylvamo Corp.	51,201	$2,268,204
*	TimkenSteel Corp.	177,100	3,600,443
	Tredegar Corp.	88,967	398,572
	TriMas Corp.	113,203	2,740,645
	Trinseo PLC	45,897	284,102
#	Tronox Holdings PLC	216,565	2,315,080
*	U.S. Gold Corp.	6,134	20,426
	U.S. Lime & Minerals, Inc.	14,087	2,789,085
	U.S. Steel Corp.	424,219	14,376,782
*	Universal Stainless & Alloy Products, Inc.	18,230	263,241
	Vulcan Materials Co.	124,001	24,364,956
	Warrior Met Coal, Inc.	126,547	6,166,635
#	Westlake Corp.	93,776	10,817,999
	Westrock Co.	39,120	1,405,582
	Worthington Industries, Inc.	126,194	7,776,074

TOTAL MATERIALS			1,220,971,872

REAL ESTATE — (0.3%)
*	AMREP Corp.	11,932	199,145
#*	Anywhere Real Estate, Inc.	180,996	845,251
*	CBRE Group, Inc., Class A	360,063	24,966,768
#*	CKX Lands, Inc.	2,161	27,553
#*	Compass, Inc., Class A	341,450	676,071
*	Comstock Holding Cos., Inc.	2,731	11,361
*	CoStar Group, Inc.	185,770	13,637,376
#*	Cushman & Wakefield PLC	396,715	2,923,790
#	DigitalBridge Group, Inc.	208,486	3,304,503
	Douglas Elliman, Inc.	186,877	330,772
#*	Fathom Holdings, Inc.	10,341	28,231
*	Five Point Holdings LLC, Class A	101,104	245,683
*	Forestar Group, Inc.	40,058	951,378
*	FRP Holdings, Inc.	26,446	1,422,530
*	Howard Hughes Holdings, Inc.	59,623	3,954,794
*	InterGroup Corp.	677	18,211
*	Jones Lang LaSalle, Inc.	82,268	10,523,723
*»	JW Mays, Inc.	2,713	125,422
	Kennedy-Wilson Holdings, Inc.	167,979	2,161,890
	Marcus & Millichap, Inc.	120,947	3,471,179
*	Maui Land & Pineapple Co., Inc.	13,708	200,685
	Newmark Group, Inc., Class A	312,723	1,773,139
*	Opendoor Technologies, Inc.	795,437	1,511,330
*	Rafael Holdings, Inc., Class B	38,641	68,781
	RE/MAX Holdings, Inc., Class A	35,224	379,010
	RMR Group, Inc., Class A	32,497	731,832
#	St. Joe Co.	194,168	9,055,996
#*	Stratus Properties, Inc.	22,438	575,983
*	Tejon Ranch Co.	75,274	1,168,253
*	Zillow Group, Inc., Class A	49,328	1,752,624
*	Zillow Group, Inc., Class C	150,468	5,454,465

TOTAL REAL ESTATE			92,497,729

UTILITIES — (1.6%)
	AES Corp.	497,941	7,419,321
	ALLETE, Inc.	66,245	3,546,757
	Alliant Energy Corp.	111,256	5,428,180
	Ameren Corp.	103,064	7,802,975
#	American Electric Power Co., Inc.	100,016	7,555,209
	American States Water Co.	56,210	4,387,191

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	American Water Works Co., Inc.	92,659	$10,901,331
	Artesian Resources Corp., Class A	17,059	670,419
#	Atlantica Sustainable Infrastructure PLC	72,950	1,321,125
	Atmos Energy Corp.	92,101	9,915,594
	Avangrid, Inc.	38,602	1,153,042
	Avista Corp.	73,614	2,332,828
	Black Hills Corp.	75,856	3,667,638
#	Brookfield Renewable Corp., Class A	86,608	1,971,198
#	California Water Service Group	92,876	4,521,204
	CenterPoint Energy, Inc.	205,175	5,515,104
	Chesapeake Utilities Corp.	33,768	2,992,183
	Clearway Energy, Inc., Class A	52,773	1,074,986
	Clearway Energy, Inc., Class C	109,210	2,370,949
	CMS Energy Corp.	114,559	6,225,136
	Consolidated Edison, Inc.	126,775	11,129,577
#	Consolidated Water Co. Ltd.	40,703	1,201,553
	Constellation Energy Corp.	139,586	15,762,051
	Dominion Energy, Inc.	105,951	4,271,944
	DTE Energy Co.	75,179	7,245,752
	Duke Energy Corp.	144,772	12,868,783
	Edison International	143,482	9,047,975
	Entergy Corp.	82,894	7,923,837
	Essential Utilities, Inc.	169,320	5,665,447
	Evergy, Inc.	171,898	8,447,068
	Eversource Energy	102,092	5,491,529
	Exelon Corp.	313,603	12,211,701
	FirstEnergy Corp.	167,684	5,969,550
	Genie Energy Ltd., Class B	60,892	1,208,097
	Global Water Resources, Inc.	1,921	20,228
	Hawaiian Electric Industries, Inc.	81,515	1,058,065
	IDACORP, Inc.	68,279	6,466,704
	MGE Energy, Inc.	65,025	4,657,741
#	Middlesex Water Co.	35,564	2,259,381
#*	Montauk Renewables, Inc.	4,521	45,481
	National Fuel Gas Co.	68,675	3,498,991
	New Jersey Resources Corp.	168,457	6,835,985
	NextEra Energy, Inc.	402,588	23,470,880
	NiSource, Inc.	255,334	6,424,203
	Northwest Natural Holding Co.	37,480	1,375,891
	Northwestern Energy Group, Inc.	59,193	2,841,856
	NRG Energy, Inc.	651,199	27,597,814
	OGE Energy Corp.	138,604	4,740,257
#	ONE Gas, Inc.	84,597	5,109,659
#	Ormat Technologies, Inc.	137,949	8,489,381
#	Otter Tail Corp.	85,677	6,591,988
*	PG&E Corp.	786,224	12,815,451
	Pinnacle West Capital Corp.	78,702	5,838,114
#	PNM Resources, Inc.	170,699	7,213,740
	Portland General Electric Co.	118,737	4,751,855
	PPL Corp.	215,558	5,296,260
	Public Service Enterprise Group, Inc.	239,900	14,789,835
*	Pure Cycle Corp.	41,462	396,377
	RGC Resources, Inc.	13,475	210,749
	Sempra	113,728	7,964,372
	SJW Group	59,211	3,699,503
#	Southern Co.	226,157	15,220,366
#	Southwest Gas Holdings, Inc.	73,783	4,324,422
#	Spire, Inc.	71,074	3,953,847
#*	Sunnova Energy International, Inc.	148,298	1,353,961

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
	UGI Corp.	223,261	$4,643,829
	Unitil Corp.	32,521	1,485,234
	Via Renewables, Inc.	7,443	42,127
	Vistra Corp.	691,902	22,639,033
	WEC Energy Group, Inc.	96,080	7,819,951
	Xcel Energy, Inc.	184,068	10,909,710
	York Water Co.	29,489	1,063,668

	TOTAL UTILITIES		447,134,143

	TOTAL COMMON STOCKS		27,645,553,335

	PREFERRED STOCKS — (0.0%)
	COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	9,141	198,177

	CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	15,643	372,303

	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	73,575	1,961,510

	TOTAL PREFERRED STOCKS		2,531,990

	RIGHTS/WARRANTS — (0.0%)
	CONSUMER DISCRETIONARY — (0.0%)
#*»	Lazydays Holdings, Inc. Rights 11/14/2023	11,759	0

	TOTAL INVESTMENT SECURITIES (Cost $12,317,882,538)		27,648,085,325

	TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	254,955,004	254,955,004

	SECURITIES LENDING COLLATERAL — (1.9%)
	@§ The DFA Short Term Investment Fund	46,538,732	538,313,515

	TOTAL INVESTMENTS — (100.0%) (Cost $13,111,162,744)		$28,441,353,844

As of October 31, 2023, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	1,140	12/15/23	$250,320,659	$240,098,250	$(10,222,409)

Total Futures Contracts			$250,320,659	$240,098,250	$(10,222,409)

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,795,753,974	$210,647	—	$1,795,964,621
Consumer Discretionary	2,763,390,787	3,465	—	2,763,394,252
Consumer Staples	1,726,557,060	108,146	—	1,726,665,206
Energy	1,841,579,992	—	—	1,841,579,992
Financials	4,199,974,528	93,583	—	4,200,068,111
Health Care	3,192,408,877	4,551,771	$1,566,009	3,198,526,657
Industrials	4,140,919,149	1,833,704	13,093	4,142,765,946
Information Technology	6,215,378,716	605,739	351	6,215,984,806
Materials	1,220,849,838	—	122,034	1,220,971,872
Real Estate	92,372,307	125,422	—	92,497,729
Utilities	447,134,143	—	—	447,134,143
Preferred Stocks
Communication Services	198,177	—	—	198,177
Consumer Discretionary	372,303	—	—	372,303
Industrials	1,961,510	—	—	1,961,510
Temporary Cash Investments	254,955,004	—	—	254,955,004
Securities Lending Collateral	—	538,313,515	—	538,313,515
Futures Contracts**	(10,222,409)	—	—	(10,222,409)

TOTAL	$27,883,583,956	$545,845,992	$1,701,487^	$28,431,131,435

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (93.5%)
COMMUNICATION SERVICES — (5.4%)
*	Alphabet, Inc., Class A	170,641	$21,173,135
*	Alphabet, Inc., Class C	174,880	21,912,464
*	AMC Networks, Inc., Class A	26,262	309,892
#*	Angi, Inc.	26,624	42,865
#*	Anterix, Inc.	13,603	414,755
	AT&T, Inc.	479,870	7,389,998
	Atlanta Braves Holdings, Inc., Class A	7,868	298,276
*	Atlanta Braves Holdings, Inc., Class C	20,086	698,591
	ATN International, Inc.	17,792	550,662
*	Bandwidth, Inc., Class A	9,351	99,214
*	Boston Omaha Corp., Class A	3,957	56,308
*	Bumble, Inc., Class A	42,957	577,342
	Cable One, Inc.	1,060	582,862
#*	Cardlytics, Inc.	11,829	146,561
*	Cargurus, Inc.	57,135	984,436
*	Cars.com, Inc.	61,639	938,762
*	Charter Communications, Inc., Class A	6,662	2,683,454
#*	Cinemark Holdings, Inc.	48,992	807,878
#	Cogent Communications Holdings, Inc.	17,652	1,147,027
	Comcast Corp., Class A	440,297	18,179,863
*	Consolidated Communications Holdings, Inc.	63,509	264,833
*	Daily Journal Corp.	563	163,771
*	DHI Group, Inc.	42,317	115,949
*	EchoStar Corp., Class A	40,932	567,318
	Electronic Arts, Inc.	9,605	1,189,003
#*	Emerald Holding, Inc.	3,272	16,295
#	Endeavor Group Holdings, Inc., Class A	2,837	64,570
	Entravision Communications Corp., Class A	65,727	235,303
#*	EverQuote, Inc., Class A	11,338	97,393
*	EW Scripps Co., Class A	69,581	380,608
*	FG Group Holdings, Inc.	7,403	10,363
#	Fox Corp., Class A	93,167	2,831,345
	Fox Corp., Class B	102,451	2,859,407
#*	Frontier Communications Parent, Inc.	94,921	1,700,984
*	Gaia, Inc.	9,523	25,712
*»	GCI Liberty, Inc.	91,121	82,414
	Gray Television, Inc.	82,293	536,550
#	Gray Television, Inc., Class A	2,300	15,412
#*	Harte Hanks, Inc.	2,751	17,964
*	IDT Corp., Class B	47,066	1,320,201
*	iHeartMedia, Inc., Class A	33,340	78,349
*	IMAX Corp.	45,614	830,631
*	Integral Ad Science Holding Corp.	53,957	619,426
	Interpublic Group of Cos., Inc.	80,376	2,282,678
	Iridium Communications, Inc.	65,223	2,416,512
	John Wiley & Sons, Inc., Class A	29,202	883,945
	John Wiley & Sons, Inc., Class B	2,087	60,794
#*	Lee Enterprises, Inc.	3,798	33,954
*	Liberty Broadband Corp., Class A	3,022	251,793
*	Liberty Broadband Corp., Class C	37,226	3,101,298
*	Liberty Latin America Ltd., Class A	118,400	808,672
#*	Liberty Latin America Ltd., Class C	198,373	1,358,855
	Liberty Media Corp.-Liberty Formula One, Class A	4,117	236,933
*	Liberty Media Corp.-Liberty Formula One, Class C	34,596	2,238,015
	Liberty Media Corp.-Liberty Live, Class A	3,558	111,152

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Live, Class C	13,869	$442,005
	Liberty Media Corp.-Liberty SiriusXM, Class A	13,533	331,423
*	Liberty Media Corp.-Liberty SiriusXM, Class C	49,556	1,216,600
#*	Lions Gate Entertainment Corp., Class A	59,076	464,337
*	Lions Gate Entertainment Corp., Class B	62,056	462,938
*	Madison Square Garden Entertainment Corp.	22,059	672,358
*	Madison Square Garden Sports Corp.	3,747	630,021
#*	Magnite, Inc.	138,608	920,357
*	Marchex, Inc., Class B	16,221	21,250
#	Marcus Corp.	26,458	411,157
*	Meta Platforms, Inc., Class A	140,513	42,332,352
*	Netflix, Inc.	8,150	3,355,274
	New York Times Co., Class A	41,331	1,666,053
	News Corp., Class A	174,543	3,609,549
#	News Corp., Class B	90,843	1,947,674
	Nexstar Media Group, Inc.	33,521	4,695,622
#*	Nextdoor Holdings, Inc.	9,366	17,046
	Omnicom Group, Inc.	38,949	2,917,670
*	Ooma, Inc.	2,567	28,006
	Paramount Global, Class A	3,778	52,514
*	Pinterest, Inc., Class A	9,803	292,914
*	PubMatic, Inc., Class A	36,891	415,762
*	QuinStreet, Inc.	35,147	397,513
#*	Reading International, Inc., Class A	38,223	70,330
#*	Roku, Inc.	12,653	753,739
	Saga Communications, Inc., Class A	5,577	108,194
	Scholastic Corp.	31,822	1,174,232
	Shenandoah Telecommunications Co.	57,187	1,353,044
#	Shutterstock, Inc.	18,653	758,804
#	Sinclair, Inc.	32,909	357,721
#	Sirius XM Holdings, Inc.	120,878	517,358
#*	Sphere Entertainment Co.	23,044	758,378
	Spok Holdings, Inc.	22,686	338,248
*	Spotify Technology SA	5,966	982,958
*	Stagwell, Inc., Class A	11,700	48,204
*	Take-Two Interactive Software, Inc.	32,115	4,295,381
*	TechTarget, Inc.	19,310	486,226
	TEGNA, Inc.	194,817	2,826,795
	Telephone & Data Systems, Inc.	85,198	1,549,752
*	Thryv Holdings, Inc.	29,013	505,697
	TKO Group Holdings, Inc.	10,889	892,680
*	T-Mobile U.S., Inc.	48,874	7,031,014
	Townsquare Media, Inc., Class A	16,264	139,870
*	Trade Desk, Inc., Class A	8,822	626,009
*	Travelzoo	12,456	87,566
*	TripAdvisor, Inc.	43,961	648,864
*	TrueCar, Inc.	88,534	162,017
*	U.S. Cellular Corp.	46,149	1,939,642
*	Urban One, Inc.	27,678	146,970
*	Urban One, Inc.	4,808	26,107
	Verizon Communications, Inc.	508,612	17,867,540
*	Vimeo, Inc.	76,823	236,615
*	Walt Disney Co.	87,280	7,121,175
*	Warner Bros Discovery, Inc.	35,405	351,926
#*	WideOpenWest, Inc.	22,903	161,237
*	Yelp, Inc.	49,437	2,085,747
*	Zedge, Inc., Class B	5,669	10,884
*	Ziff Davis, Inc.	32,238	1,949,110

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	ZoomInfo Technologies, Inc., Class A	59,335	$768,982

TOTAL COMMUNICATION SERVICES			233,242,158

CONSUMER DISCRETIONARY — (10.5%)
*	1-800-Flowers.com, Inc., Class A	39,182	294,257
*	1stdibs.com, Inc.	14,223	59,879
#*	2U, Inc.	25,184	53,390
	Aaron’s Co., Inc.	37,551	278,253
*	Abercrombie & Fitch Co., Class A	58,833	3,578,223
	Academy Sports & Outdoors, Inc.	63,006	2,825,189
#	Acushnet Holdings Corp.	69,470	3,540,191
*	Adient PLC	57,921	1,951,358
#	ADT, Inc.	160,371	907,700
*	Adtalem Global Education, Inc.	47,047	2,437,035
#	Advance Auto Parts, Inc.	2,599	135,226
*	Amazon.com, Inc.	314,432	41,847,755
	AMCON Distributing Co.	438	85,848
*	American Axle & Manufacturing Holdings, Inc.	131,981	890,872
	American Eagle Outfitters, Inc.	133,690	2,335,564
*	American Outdoor Brands, Inc.	14,342	127,357
*	American Public Education, Inc.	20,121	83,905
#*	America’s Car-Mart, Inc.	10,033	672,010
*	Aptiv PLC	17,650	1,539,080
	Aramark	111,373	2,999,275
#*	Arhaus, Inc.	19,085	164,513
	Ark Restaurants Corp.	2,975	45,696
	Arko Corp.	13,352	100,808
*	Asbury Automotive Group, Inc.	19,530	3,737,456
	Autoliv, Inc.	26,841	2,459,978
*	AutoNation, Inc.	44,678	5,811,714
*	Barnes & Noble Education, Inc.	33,658	34,331
	Bassett Furniture Industries, Inc.	9,023	138,864
	Bath & Body Works, Inc.	16,472	488,395
*	Beazer Homes USA, Inc.	33,974	821,831
	Best Buy Co., Inc.	38,802	2,592,750
	Big 5 Sporting Goods Corp.	27,233	192,265
#	Big Lots, Inc.	18,337	83,617
*	Biglari Holdings, Inc., Class A	142	104,335
*	Biglari Holdings, Inc., Class B	1,757	259,632
*	BJ’s Restaurants, Inc.	24,816	638,268
#	Bloomin’ Brands, Inc.	44,701	1,043,321
#	Bluegreen Vacations Holding Corp.	4,277	143,322
*	Boot Barn Holdings, Inc.	35,095	2,439,103
	BorgWarner, Inc.	143,346	5,289,467
	Boyd Gaming Corp.	43,949	2,428,182
*	Bright Horizons Family Solutions, Inc.	15,179	1,124,157
*	Brinker International, Inc.	18,604	631,048
	Brunswick Corp.	50,302	3,494,480
#	Buckle, Inc.	28,322	956,434
	Build-A-Bear Workshop, Inc.	17,072	423,386
*	Burlington Stores, Inc.	2,401	290,593
*	Caesars Entertainment, Inc.	7,463	297,699
	Caleres, Inc.	41,504	1,061,672
#	Camping World Holdings, Inc., Class A	24,308	407,159
*	Capri Holdings Ltd.	44,674	2,286,415
*	CarMax, Inc.	50,309	3,073,377
#*	Carnival Corp.	43,104	493,972
*	CarParts.com, Inc.	14,926	42,241
	Carriage Services, Inc.	24,853	536,825

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Carrols Restaurant Group, Inc.	46,340	$266,455
#	Carter’s, Inc.	21,245	1,426,814
	Cato Corp., Class A	20,554	146,550
*	Cavco Industries, Inc.	7,684	1,917,235
	Century Communities, Inc.	28,311	1,741,127
#	Cheesecake Factory, Inc.	38,709	1,202,689
*	Chegg, Inc.	53,321	401,507
*	Chico’s FAS, Inc.	130,659	977,329
#*	Children’s Place, Inc.	8,738	239,159
#	Choice Hotels International, Inc.	8,184	904,332
	Churchill Downs, Inc.	5,130	563,479
*	Chuy’s Holdings, Inc.	16,180	544,619
*	Citi Trends, Inc.	10,291	248,013
#	Columbia Sportswear Co.	32,436	2,393,777
*	Conn’s, Inc.	22,508	66,399
*	Container Store Group, Inc.	9,288	17,183
#*	Coursera, Inc.	8,253	143,107
#	Cracker Barrel Old Country Store, Inc.	13,817	916,896
#	Cricut, Inc., Class A	4,863	41,481
*	Crocs, Inc.	480	42,874
	Crown Crafts, Inc.	4,355	18,335
*	Culp, Inc.	13,186	72,127
	Dana, Inc.	106,440	1,221,931
	Darden Restaurants, Inc.	16,601	2,415,944
*	Dave & Buster’s Entertainment, Inc.	25,137	878,287
*	Deckers Outdoor Corp.	6,158	3,676,695
#*	Delta Apparel, Inc.	8,762	73,338
#*	Denny’s Corp.	17,757	153,065
#	Designer Brands, Inc., Class A	30,541	308,770
*	Destination XL Group, Inc.	26,655	110,885
#	Dick’s Sporting Goods, Inc.	26,403	2,823,801
#	Dillard’s, Inc., Class A	15,440	4,793,348
#	Dine Brands Global, Inc.	5,352	263,800
*	DoorDash, Inc., Class A	18,626	1,396,019
*	Dorman Products, Inc.	28,751	1,787,737
	DR Horton, Inc.	125,278	13,079,023
*	DraftKings, Inc., Class A	39,133	1,080,853
*	Duluth Holdings, Inc., Class B	5,113	25,718
	eBay, Inc.	25,601	1,004,327
*	Educational Development Corp.	6,574	6,243
*	El Pollo Loco Holdings, Inc.	38,126	318,352
	Escalade, Inc.	12,824	218,521
	Ethan Allen Interiors, Inc.	28,196	740,427
#*	Etsy, Inc.	4,577	285,147
#*	European Wax Center, Inc., Class A	4,248	62,743
*	Expedia Group, Inc.	4,495	428,329
#*	Figs, Inc., Class A	126,216	695,450
#*	First Watch Restaurant Group, Inc.	17,407	290,871
#*	Five Below, Inc.	10,014	1,742,236
	Flanigan’s Enterprises, Inc.	1,001	28,428
	Flexsteel Industries, Inc.	8,187	158,091
#*	Floor & Decor Holdings, Inc., Class A	15,459	1,273,822
#	Foot Locker, Inc.	71,161	1,493,669
	Ford Motor Co.	462,094	4,505,416
*	Fox Factory Holding Corp.	14,392	1,172,516
*	Frontdoor, Inc.	15,293	442,426
#*	Full House Resorts, Inc.	19,188	71,955
#*	Funko, Inc., Class A	24,947	192,341
#	Gap, Inc.	171,753	2,198,438

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Garmin Ltd.	22,692	$2,326,611
	General Motors Co.	241,087	6,798,653
*	Genesco, Inc.	13,073	358,331
	Gentex Corp.	155,770	4,467,484
*	Gentherm, Inc.	32,515	1,307,753
	Genuine Parts Co.	16,918	2,180,053
*	G-III Apparel Group Ltd.	56,994	1,456,197
*	Good Times Restaurants, Inc.	3,814	10,183
*	Goodyear Tire & Rubber Co.	107,316	1,277,060
*	GoPro, Inc., Class A	126,410	317,289
	Graham Holdings Co., Class B	4,229	2,447,407
*	Grand Canyon Education, Inc.	25,569	3,025,580
*	Green Brick Partners, Inc.	22,902	886,307
#	Group 1 Automotive, Inc.	15,409	3,888,153
#*	GrowGeneration Corp.	41,350	84,354
#	Guess?, Inc.	60,420	1,299,030
#	H&R Block, Inc.	34,561	1,418,729
	Hamilton Beach Brands Holding Co., Class A	13,189	162,488
	Harley-Davidson, Inc.	92,866	2,493,452
#	Hasbro, Inc.	16,501	745,020
#	Haverty Furniture Cos., Inc.	19,633	511,440
	Haverty Furniture Cos., Inc., Class A	1,796	45,403
#*	Helen of Troy Ltd.	20,370	2,002,778
	Hibbett, Inc.	15,878	731,499
#*	Hilton Grand Vacations, Inc.	13,880	498,986
	Hooker Furnishings Corp.	23,717	396,548
*	Hovnanian Enterprises, Inc., Class A	2,664	185,095
#	Hyatt Hotels Corp., Class A	10,777	1,103,996
	Installed Building Products, Inc.	15,522	1,733,342
#	International Game Technology PLC	102,105	2,595,509
#*	iRobot Corp.	15,101	497,276
*	J Jill, Inc.	915	26,215
#	Jack in the Box, Inc.	6,082	384,261
#*	JAKKS Pacific, Inc.	1,600	26,832
	Jerash Holdings U.S., Inc.	2,916	9,127
	Johnson Outdoors, Inc., Class A	10,729	510,164
	KB Home	80,690	3,566,498
#	Kontoor Brands, Inc.	24,669	1,145,875
*	Koss Corp.	833	2,391
#	Krispy Kreme, Inc.	14,621	189,050
#*	Kura Sushi USA, Inc., Class A	2,725	155,707
	Lakeland Industries, Inc.	7,500	109,575
*	Lands’ End, Inc.	34,301	215,410
*	Landsea Homes Corp.	2,909	21,643
	Las Vegas Sands Corp.	12,049	571,846
	Laureate Education, Inc.	91,957	1,300,272
	La-Z-Boy, Inc.	49,990	1,461,708
	LCI Industries	25,955	2,815,858
	Lear Corp.	52,945	6,870,143
#*	Legacy Housing Corp.	1,200	22,212
	Leggett & Platt, Inc.	23,659	554,330
	Lennar Corp., Class A	87,862	9,373,118
#	Lennar Corp., Class B	9,841	970,421
#*	LGI Homes, Inc.	24,836	2,347,250
*	Life Time Group Holdings, Inc.	34,988	413,558
	Lifetime Brands, Inc.	26,698	142,567
#*	Light & Wonder, Inc.	19,895	1,454,523
*	Lincoln Educational Services Corp.	12,212	104,413
#	Lithia Motors, Inc.	18,484	4,477,010

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Live Ventures, Inc.	1,150	$31,844
	LKQ Corp.	47,567	2,089,143
#*	LL Flooring Holdings, Inc.	1,314	4,257
#*	Lovesac Co.	16,222	267,014
*	M/I Homes, Inc.	33,882	2,780,696
#	Macy’s, Inc.	221,449	2,697,249
*	Malibu Boats, Inc., Class A	20,842	909,128
#	Marine Products Corp.	15,913	154,993
*	MarineMax, Inc.	26,965	738,302
	Marriott Vacations Worldwide Corp.	32,840	2,951,002
*	MasterCraft Boat Holdings, Inc.	13,695	279,926
*	Mattel, Inc.	85,940	1,639,735
	McDonald’s Corp.	1,857	486,850
	MDC Holdings, Inc.	82,456	3,129,205
	Meritage Homes Corp.	35,556	4,054,095
	MGM Resorts International	37,525	1,310,373
*	Modine Manufacturing Co.	50,652	2,000,754
*	Mohawk Industries, Inc.	33,822	2,718,612
	Monarch Casino & Resort, Inc.	5,624	338,509
#	Monro, Inc.	29,687	736,831
*	Motorcar Parts of America, Inc.	17,004	122,769
	Movado Group, Inc.	16,230	452,168
	Murphy USA, Inc.	8,285	3,004,887
	Nathan’s Famous, Inc.	3,537	231,532
*	National Vision Holdings, Inc.	53,119	825,469
	Newell Brands, Inc.	220,755	1,483,474
	Nobility Homes, Inc.	1,284	37,775
	Nordstrom, Inc.	45,408	634,804
#*	Norwegian Cruise Line Holdings Ltd.	16,399	223,026
*	NVR, Inc.	623	3,372,062
*	ODP Corp.	37,903	1,702,603
*	Ollie’s Bargain Outlet Holdings, Inc.	42,835	3,308,575
#*	ONE Group Hospitality, Inc.	38,100	168,021
*	OneSpaWorld Holdings Ltd.	41,195	431,724
#*	OneWater Marine, Inc., Class A	758	17,154
#*	Overstock.com, Inc.	40,773	636,059
#	Oxford Industries, Inc.	16,622	1,402,897
#	Papa John’s International, Inc.	7,165	465,868
	Patrick Industries, Inc.	24,604	1,848,991
#*	Penn Entertainment, Inc.	38,186	753,410
#	Penske Automotive Group, Inc.	48,153	6,889,731
	Perdoceo Education Corp.	74,650	1,350,419
#	PetMed Express, Inc.	15,853	109,227
	Phinia, Inc.	28,669	741,954
*	Planet Fitness, Inc., Class A	9,900	547,173
*	Playa Hotels & Resorts NV	146,627	1,060,113
	Polaris, Inc.	20,839	1,800,906
#	Pool Corp.	1,426	450,288
#*	Portillo’s, Inc., Class A	27,735	414,638
#*	Potbelly Corp.	8,889	78,223
	PulteGroup, Inc.	146,869	10,808,090
#	Purple Innovation, Inc.	37,116	36,003
	PVH Corp.	40,783	3,032,216
*»	QEP Co., Inc.	1,575	25,523
	Ralph Lauren Corp.	24,732	2,783,092
#	RCI Hospitality Holdings, Inc.	9,765	532,290
#	Red Rock Resorts, Inc., Class A	21,324	843,364
#*	Revolve Group, Inc.	16,300	224,125
#*	RH	6,650	1,449,434

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Rivian Automotive, Inc., Class A	81,024	$1,314,209
#	Rocky Brands, Inc.	7,323	89,926
	Ross Stores, Inc.	14,432	1,673,679
*	Rover Group, Inc.	27,739	178,917
*	Royal Caribbean Cruises Ltd.	11,741	994,815
#*	Sally Beauty Holdings, Inc.	16,038	136,323
*	SeaWorld Entertainment, Inc.	28,528	1,228,986
	Service Corp. International	89,573	4,874,563
*	Shake Shack, Inc., Class A	13,145	736,646
#	Shoe Carnival, Inc.	30,438	696,421
#	Signet Jewelers Ltd.	46,478	3,245,559
*	Skechers USA, Inc., Class A	89,150	4,298,813
*	Skyline Champion Corp.	43,338	2,540,907
*	Sleep Number Corp.	12,790	208,093
	Smith & Wesson Brands, Inc.	64,994	957,362
#*	Solo Brands, Inc., Class A	3,537	13,617
	Sonic Automotive, Inc., Class A	40,894	1,956,778
#*	Sonos, Inc.	15,431	166,346
#*	Sportsman’s Warehouse Holdings, Inc.	37,037	188,518
	Standard Motor Products, Inc.	27,720	968,260
	Steven Madden Ltd.	64,835	2,125,940
*	Stitch Fix, Inc., Class A	68,087	223,325
*	Stoneridge, Inc.	31,731	516,263
	Strategic Education, Inc.	24,634	2,027,625
*	Strattec Security Corp.	3,345	76,099
*	Stride, Inc.	46,169	2,538,372
	Superior Group of Cos., Inc.	25,156	201,248
*	Superior Industries International, Inc.	2,376	6,582
#*	Sweetgreen, Inc., Class A	53,227	549,835
*	Sypris Solutions, Inc.	12,526	23,298
#*»	Tandy Leather Factory, Inc.	2,500	10,500
	Tapestry, Inc.	157,237	4,333,452
*	Taylor Morrison Home Corp.	114,538	4,389,096
	Tempur Sealy International, Inc.	35,385	1,412,923
	Texas Roadhouse, Inc.	21,627	2,196,006
#	Thor Industries, Inc.	36,152	3,178,845
#*	Tile Shop Holdings, Inc.	30,029	164,859
*	Tilly’s, Inc., Class A	21,615	175,082
	Toll Brothers, Inc.	94,747	6,699,560
*	TopBuild Corp.	28,635	6,550,543
*	Topgolf Callaway Brands Corp.	133,720	1,634,058
#	Tractor Supply Co.	17,500	3,369,800
	Travel & Leisure Co.	18,662	635,068
*	Tri Pointe Homes, Inc.	103,909	2,603,960
*	Twin Vee PowerCats Co.	2,917	3,938
*	Ulta Beauty, Inc.	6,395	2,438,477
*	Under Armour, Inc., Class A	88,759	607,999
#*	Under Armour, Inc., Class C	101,751	654,259
#*	Unifi, Inc.	17,499	117,593
*	Universal Electronics, Inc.	13,337	104,695
*	Universal Technical Institute, Inc.	33,658	293,834
	Upbound Group, Inc.	30,347	790,843
*	Urban Outfitters, Inc.	135,047	4,675,327
	Vail Resorts, Inc.	5,219	1,107,733
	Valvoline, Inc.	31,325	929,413
*	Vera Bradley, Inc.	33,067	242,050
#	VF Corp.	10,051	148,051
*	Victoria’s Secret & Co.	24,890	445,033
#*	Vince Holding Corp.	1,700	2,295

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Vista Outdoor, Inc.	65,311	$1,640,612
*	Visteon Corp.	16,990	1,956,059
*	Vizio Holding Corp., Class A	37,346	190,091
#*	VOXX International Corp.	36,231	332,238
*	Warby Parker, Inc., Class A	29,767	386,376
	Wendy’s Co.	95,466	1,815,763
	Weyco Group, Inc.	9,580	277,054
#	Whirlpool Corp.	17,752	1,856,149
#	Williams-Sonoma, Inc.	31,734	4,767,716
	Wingstop, Inc.	6,181	1,129,701
	Winmark Corp.	2,807	1,132,119
#	Winnebago Industries, Inc.	36,274	2,102,078
	Wolverine World Wide, Inc.	54,360	437,598
	Wyndham Hotels & Resorts, Inc.	19,618	1,420,343
	Wynn Resorts Ltd.	6,042	530,367
#*	YETI Holdings, Inc.	13,147	559,010
#*	Zumiez, Inc.	29,480	484,356

TOTAL CONSUMER DISCRETIONARY			452,292,947

CONSUMER STAPLES — (4.6%)
	Albertsons Cos., Inc., Class A	8,299	180,088
#	Alico, Inc.	10,120	247,333
	Andersons, Inc.	34,511	1,730,036
	Archer-Daniels-Midland Co.	100,443	7,188,706
	B&G Foods, Inc.	42,598	343,766
*	BellRing Brands, Inc.	80,404	3,516,067
*	BJ’s Wholesale Club Holdings, Inc.	19,268	1,312,536
*	Boston Beer Co., Inc. , Class A	2,839	948,084
*	Bridgford Foods Corp.	4,114	42,950
#	Brown-Forman Corp., Class A	3,283	188,510
#	Brown-Forman Corp., Class B	800	44,928
	Bunge Ltd.	94,400	10,004,512
	Calavo Growers, Inc.	14,779	374,500
	Cal-Maine Foods, Inc.	37,112	1,681,545
	Campbell Soup Co.	35,835	1,448,092
	Casey’s General Stores, Inc.	18,796	5,110,820
*	Celsius Holdings, Inc.	3,888	591,326
*	Central Garden & Pet Co.	20,939	913,569
*	Central Garden & Pet Co., Class A	49,488	1,964,179
*	Chefs’ Warehouse, Inc.	36,090	686,793
	Church & Dwight Co., Inc.	20,030	1,821,528
	Coca-Cola Co.	15,978	902,597
	Coca-Cola Consolidated, Inc.	7,611	4,843,717
	Conagra Brands, Inc.	86,781	2,374,328
	Constellation Brands, Inc., Class A	7,145	1,673,002
	Costco Wholesale Corp.	2,094	1,156,809
#*	Coty, Inc., Class A	172,064	1,612,240
*	Darling Ingredients, Inc.	65,425	2,897,673
	Dollar General Corp.	11,806	1,405,386
#*	Dollar Tree, Inc.	31,716	3,523,331
*	Duckhorn Portfolio, Inc.	71,513	745,881
	Edgewell Personal Care Co.	41,296	1,441,230
*	elf Beauty, Inc.	45,692	4,232,450
#	Energizer Holdings, Inc.	10,011	316,147
#*	Farmer Bros Co.	11,276	28,416
	Flowers Foods, Inc.	126,752	2,779,671
	Fresh Del Monte Produce, Inc.	60,762	1,519,050
*	Fresh Market, Inc.	6,378	0
#*	Freshpet, Inc.	2,216	127,198

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	General Mills, Inc.	39,083	$2,549,775
*	Grocery Outlet Holding Corp.	52,461	1,451,596
*	Hain Celestial Group, Inc.	44,123	487,559
#*	Herbalife Ltd.	14,800	210,900
	Hormel Foods Corp.	29,766	968,883
*	Hostess Brands, Inc.	117,508	3,924,767
	Ingles Markets, Inc., Class A	13,477	1,081,125
	Ingredion, Inc.	44,866	4,198,560
	Inter Parfums, Inc.	25,661	3,261,770
	J & J Snack Foods Corp.	12,350	1,934,134
	J M Smucker Co.	34,493	3,926,683
	John B Sanfilippo & Son, Inc.	13,938	1,425,300
	Kellanova	29,809	1,504,460
	Kenvue, Inc.	192,958	3,589,019
	Keurig Dr Pepper, Inc.	52,639	1,596,541
	Kraft Heinz Co.	37,746	1,187,489
	Kroger Co.	148,256	6,726,375
	Lamb Weston Holdings, Inc.	5,072	455,466
	Lancaster Colony Corp.	7,366	1,246,106
	Lifevantage Corp.	3,901	29,297
*	Lifeway Foods, Inc.	6,493	69,280
	Limoneira Co.	14,670	209,634
	Mannatech, Inc.	99	842
	McCormick & Co., Inc.	23,510	1,502,289
#	McCormick & Co., Inc.	2,128	136,724
	Medifast, Inc.	10,658	737,107
#	MGP Ingredients, Inc.	22,542	2,133,826
#*	Mission Produce, Inc.	7,780	73,210
	Molson Coors Beverage Co., Class B	43,945	2,538,703
	Mondelez International, Inc., Class A	66,070	4,374,495
*	Monster Beverage Corp.	27,050	1,382,255
*	National Beverage Corp.	20,130	933,629
*	Natural Alternatives International, Inc.	8,015	48,491
	Natural Grocers by Vitamin Cottage, Inc., Class C	13,518	169,921
	Natural Health Trends Corp.	1,821	10,161
*	Nature’s Sunshine Products, Inc.	17,395	311,371
	Nu Skin Enterprises, Inc., Class A	39,842	756,600
	Oil-Dri Corp. of America	4,973	284,853
*	Performance Food Group Co.	67,726	3,911,854
	Philip Morris International, Inc.	24,545	2,188,432
*	Pilgrim’s Pride Corp.	90,274	2,301,987
*	Post Holdings, Inc.	62,190	4,992,613
	PriceSmart, Inc.	21,121	1,319,851
	Procter & Gamble Co.	90,151	13,525,355
#	Reynolds Consumer Products, Inc.	3,464	88,090
*	Rocky Mountain Chocolate Factory, Inc.	5,160	20,588
	Seaboard Corp.	657	2,304,066
#*	Seneca Foods Corp., Class A	6,380	348,667
*»	Seneca Foods Corp., Class B	1,251	67,679
*	Simply Good Foods Co.	75,394	2,811,442
#*	Sovos Brands, Inc.	9,706	210,717
	SpartanNash Co.	38,080	856,419
	Spectrum Brands Holdings, Inc.	25,661	1,932,787
*	Sprouts Farmers Market, Inc.	78,613	3,303,318
	Target Corp.	27,480	3,044,509
	Tootsie Roll Industries, Inc.	29,103	905,394
*	TreeHouse Foods, Inc.	46,307	1,930,539
	Turning Point Brands, Inc.	8,488	170,184
	Tyson Foods, Inc., Class A	64,389	2,984,430

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	U.S. Foods Holding Corp.	93,276	$3,632,168
#*	United Natural Foods, Inc.	53,496	779,972
	United-Guardian, Inc.	1,872	11,138
	Universal Corp.	24,949	1,122,705
*	USANA Health Sciences, Inc.	19,214	875,198
#	Utz Brands, Inc.	24,743	301,617
	Vector Group Ltd.	34,078	350,322
	Village Super Market, Inc., Class A	11,037	270,075
#*	Vita Coco Co., Inc.	3,645	98,780
*	Vital Farms, Inc.	9,772	108,078
#	Walgreens Boots Alliance, Inc.	16,178	341,032
	Walmart, Inc.	63,339	10,350,226
#	WD-40 Co.	6,701	1,416,591
#	Weis Markets, Inc.	22,288	1,450,949
*	Whole Earth Brands, Inc.	11,119	39,361
#*	Willamette Valley Vineyards, Inc.	800	4,240
*	WK Kellogg Co.	7,452	74,669

TOTAL CONSUMER STAPLES			199,794,232

ENERGY — (10.0%)
	Adams Resources & Energy, Inc.	4,112	130,926
#*	Amplify Energy Corp.	35,232	244,862
	Antero Midstream Corp.	382,870	4,724,616
*	Antero Resources Corp.	218,975	6,446,624
	APA Corp.	21,097	837,973
	Archrock, Inc.	247,933	3,141,311
	Ardmore Shipping Corp.	48,293	641,814
	Baker Hughes Co.	220,561	7,591,710
*	Battalion Oil Corp.	8,207	49,242
	Berry Corp.	75,049	626,659
*	Bristow Group, Inc.	17,453	456,221
	Cactus, Inc., Class A	26,100	1,225,134
	California Resources Corp.	51,464	2,706,492
*	Callon Petroleum Co.	33,820	1,263,177
#*	Centrus Energy Corp., Class A	1,800	95,526
	ChampionX Corp.	80,947	2,493,168
	Cheniere Energy, Inc.	4,646	773,187
#	Chesapeake Energy Corp.	69,314	5,966,549
	Chevron Corp.	191,690	27,934,984
	Chord Energy Corp.	22,221	3,673,576
	Civitas Resources, Inc.	7,040	531,027
#*	Clean Energy Fuels Corp.	201,108	701,867
#*	CNX Resources Corp.	208,465	4,527,860
#	Comstock Resources, Inc.	210,476	2,651,998
	ConocoPhillips	107,669	12,791,077
	CONSOL Energy, Inc.	36,002	3,308,224
#	Core Laboratories, Inc.	31,613	677,150
	Coterra Energy, Inc.	441,905	12,152,387
#	CVR Energy, Inc.	58,199	1,906,017
	Delek U.S. Holdings, Inc.	71,468	1,883,182
*	Denbury, Inc.	30,788	2,736,745
	Devon Energy Corp.	128,907	6,003,199
	DHT Holdings, Inc.	185,564	2,063,472
	Diamondback Energy, Inc.	78,089	12,519,228
*	DMC Global, Inc.	11,853	224,614
	Dorian LPG Ltd.	45,854	1,465,952
*	Dril-Quip, Inc.	36,989	801,182
*	DT Midstream, Inc.	45,032	2,430,377
*	Earthstone Energy, Inc., Class A	13,611	288,145

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Encore Energy Corp.	20,454	$67,498
#	Energy Services of America Corp.	4,053	19,171
#	EnLink Midstream LLC	301,646	3,707,229
	EOG Resources, Inc.	74,939	9,461,049
	Epsilon Energy Ltd.	15,216	86,883
	EQT Corp.	216,761	9,186,331
	Equitrans Midstream Corp.	258,942	2,296,816
#	Evolution Petroleum Corp.	34,987	224,966
*	Expro Group Holdings NV	44,525	701,269
	Exxon Mobil Corp.	559,346	59,206,774
*	Forum Energy Technologies, Inc.	3,812	82,987
*	Geospace Technologies Corp.	7,440	89,206
*	Green Plains, Inc.	36,133	1,061,588
*	Gulf Island Fabrication, Inc.	10,040	39,558
*	Gulfport Energy Corp.	8,826	1,090,982
*	Hallador Energy Co.	11,487	160,588
	Halliburton Co.	110,561	4,349,470
*	Helix Energy Solutions Group, Inc.	155,684	1,525,703
	Helmerich & Payne, Inc.	79,148	3,131,886
	Hess Corp.	33,658	4,860,215
	HF Sinclair Corp.	169,076	9,363,429
	International Seaways, Inc.	44,337	2,132,166
	Kinder Morgan, Inc.	308,211	4,993,018
*	Kosmos Energy Ltd.	214,796	1,555,123
	Liberty Energy, Inc.	152,307	3,000,448
#	Magnolia Oil & Gas Corp., Class A	114,704	2,575,105
#*	Mammoth Energy Services, Inc.	4,793	19,412
	Marathon Oil Corp.	306,076	8,358,936
	Marathon Petroleum Corp.	85,987	13,005,534
	Matador Resources Co.	96,926	5,979,365
	Mexco Energy Corp.	4,700	59,965
	Murphy Oil Corp.	130,435	5,852,618
#*	Nabors Industries Ltd.	8,627	842,340
	NACCO Industries, Inc., Class A	6,859	236,978
*	Natural Gas Services Group, Inc.	10,917	160,262
*	NCS Multistage Holdings, Inc.	1,080	14,710
#	New Fortress Energy, Inc.	21,731	658,449
*	Newpark Resources, Inc.	88,701	613,811
	Noble Corp. PLC	8,652	403,962
#	Nordic American Tankers Ltd.	207,034	950,286
	Northern Oil & Gas, Inc.	48,886	1,874,289
	NOV, Inc.	169,517	3,383,559
	Occidental Petroleum Corp.	118,726	7,338,454
*	Oceaneering International, Inc.	90,141	1,982,201
*	Oil States International, Inc.	77,668	563,870
	ONEOK, Inc.	71,124	4,637,285
*	Overseas Shipholding Group, Inc., Class A	48,543	237,375
	Ovintiv, Inc.	74,736	3,587,328
*	Par Pacific Holdings, Inc.	69,312	2,274,820
	Patterson-UTI Energy, Inc.	306,379	3,891,013
	PBF Energy, Inc., Class A	113,086	5,374,978
#	Peabody Energy Corp.	110,080	2,596,787
#	Permian Resources Corp.	257,561	3,752,664
	Phillips 66	58,638	6,688,837
	PHX Minerals, Inc.	30,919	106,980
	Pioneer Natural Resources Co.	27,646	6,607,394
#*	PrimeEnergy Resources Corp.	1,031	110,235
*	ProPetro Holding Corp.	111,822	1,171,895
#	Range Resources Corp.	177,053	6,345,579

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Ranger Energy Services, Inc.	2,026	$23,522
*	REX American Resources Corp.	16,597	630,852
	Riley Exploration Permian, Inc.	1,159	36,682
#	RPC, Inc.	166,345	1,383,990
	SandRidge Energy, Inc.	35,627	564,688
	Schlumberger NV	111,868	6,226,573
	Scorpio Tankers, Inc.	45,654	2,563,472
*	SEACOR Marine Holdings, Inc.	27,377	379,445
	Select Water Solutions, Inc., Class A	103,667	771,282
	SFL Corp. Ltd.	191,219	2,076,638
*	SilverBow Resources, Inc.	5,256	179,230
#	Sitio Royalties Corp., Class A	21,394	528,860
	SM Energy Co.	116,907	4,713,690
	Solaris Oilfield Infrastructure, Inc., Class A	29,873	276,027
*	Southwestern Energy Co.	539,811	3,848,852
#*	Stabilis Solutions, Inc.	2,037	9,879
*	Talos Energy, Inc.	60,960	944,880
	Targa Resources Corp.	53,518	4,474,640
	TechnipFMC PLC	239,042	5,144,184
*	Teekay Corp.	49,531	348,203
	Teekay Tankers Ltd., Class A	31,849	1,582,895
*	TETRA Technologies, Inc.	39,409	186,799
#	Texas Pacific Land Corp.	67	123,679
#*	Tidewater, Inc.	24,086	1,646,278
#*	Transocean Ltd.	450,842	2,984,574
*	U.S. Silica Holdings, Inc.	74,827	903,162
*	Valaris Ltd.	9,315	615,163
	Valero Energy Corp.	94,078	11,947,906
*	Vital Energy, Inc.	16,800	840,672
#	Vitesse Energy, Inc.	17,411	412,467
#*	W&T Offshore, Inc.	74,551	309,387
#*	Weatherford International PLC	25,310	2,356,108
	Williams Cos., Inc.	101,371	3,487,162
#	World Kinect Corp.	63,232	1,169,792

TOTAL ENERGY			429,030,716

FINANCIALS — (20.6%)
	1st Source Corp.	35,024	1,597,795
#*	Acacia Research Corp.	30,327	108,874
	ACNB Corp.	7,905	272,011
	Affiliated Managers Group, Inc.	29,514	3,623,139
*	Affinity Bancshares, Inc.	810	12,029
#*	Affirm Holdings, Inc.	117,204	2,063,962
	Aflac, Inc.	92,218	7,203,148
	Alerus Financial Corp.	3,731	64,584
	Allstate Corp.	57,452	7,361,325
	Ally Financial, Inc.	188,760	4,566,104
	Amalgamated Financial Corp.	13,633	248,666
#	A-Mark Precious Metals, Inc.	28,517	772,240
*	Ambac Financial Group, Inc.	37,411	453,795
	Amerant Bancorp, Inc.	22,645	412,818
*	American Equity Investment Life Holding Co.	79,259	4,197,557
	American Express Co.	33,003	4,819,428
	American Financial Group, Inc.	33,279	3,639,391
	American International Group, Inc.	132,345	8,114,072
	American National Bankshares, Inc.	9,565	365,000
	Ameriprise Financial, Inc.	14,077	4,428,202
	Ameris Bancorp	58,199	2,170,823
	AMERISAFE, Inc.	21,486	1,095,141

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	AmeriServ Financial, Inc.	15,921	$40,599
#	Ames National Corp.	7,690	130,115
	Apollo Global Management, Inc.	43,496	3,368,330
*	Arch Capital Group Ltd.	105,193	9,118,129
	Ares Management Corp., Class A	4,739	467,218
	Argo Group International Holdings Ltd.	2,700	80,568
	Arrow Financial Corp.	16,031	341,621
	Arthur J Gallagher & Co.	14,066	3,312,402
#	Artisan Partners Asset Management, Inc., Class A	20,958	691,614
*	AssetMark Financial Holdings, Inc.	12,278	293,567
	Associated Banc-Corp.	122,140	1,979,889
	Associated Capital Group, Inc., Class A	2,402	80,803
	Assurant, Inc.	40,745	6,066,930
	Assured Guaranty Ltd.	66,849	4,171,378
	Atlantic American Corp.	5,179	8,804
	Atlantic Union Bankshares Corp.	72,736	2,095,524
*	Atlanticus Holdings Corp.	18,293	535,253
	Auburn National BanCorp, Inc.	2,722	57,162
*	Avantax, Inc.	40,918	1,056,094
#*	AvidXchange Holdings, Inc.	20,349	175,815
	Axis Capital Holdings Ltd.	59,826	3,416,065
*	Axos Financial, Inc.	60,085	2,164,863
#	B Riley Financial, Inc.	4,535	164,212
#	Banc of California, Inc.	52,484	588,346
	BancFirst Corp.	39,183	3,178,133
*	Bancorp, Inc.	53,056	1,891,446
	Bank of America Corp.	491,054	12,934,362
#	Bank of Hawaii Corp.	32,151	1,587,938
#	Bank of Marin Bancorp	16,358	274,814
	Bank of New York Mellon Corp.	145,973	6,203,852
	Bank of NT Butterfield & Son Ltd.	49,161	1,241,807
	Bank of the James Financial Group, Inc.	1,690	16,258
	Bank OZK	93,817	3,359,587
	Bank7 Corp.	3,833	80,263
	BankFinancial Corp.	18,148	152,443
	BankUnited, Inc.	61,242	1,335,688
	Bankwell Financial Group, Inc.	4,462	109,185
	Banner Corp.	31,484	1,328,940
	Bar Harbor Bankshares	12,235	306,120
	BayCom Corp.	7,342	145,372
	BCB Bancorp, Inc.	17,333	178,183
*	Berkshire Hathaway, Inc., Class B	110,049	37,563,025
	Berkshire Hills Bancorp, Inc.	48,556	952,183
	BGC Group, Inc., Class A	203,956	1,197,222
	BlackRock, Inc.	6,183	3,785,727
*	Block, Inc.	35,805	1,441,151
#*	Blue Foundry Bancorp	3,819	28,833
#	Blue Ridge Bankshares, Inc.	3,670	11,561
	BOK Financial Corp.	49,055	3,214,084
	Bread Financial Holdings, Inc.	18,699	505,434
*	Bridgewater Bancshares, Inc.	14,519	139,818
*	Brighthouse Financial, Inc.	68,814	3,117,274
	Brightsphere Investment Group, Inc.	14,075	220,415
	Brookline Bancorp, Inc.	80,715	657,020
	Brown & Brown, Inc.	39,544	2,745,144
#*	BRP Group, Inc., Class A	7,199	150,675
	Business First Bancshares, Inc.	13,511	264,005
	Byline Bancorp, Inc.	9,818	186,247
	C&F Financial Corp.	4,203	221,330

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Cadence Bank	134,820	$2,855,488
*	California BanCorp	1,994	40,817
*»	California First Leasing Corp.	3,253	54,488
	Cambridge Bancorp	6,744	362,220
	Camden National Corp.	18,415	536,981
*	Cannae Holdings, Inc.	35,837	585,935
*	Cantaloupe, Inc.	7,057	46,435
	Capital Bancorp, Inc.	3,304	67,534
	Capital City Bank Group, Inc.	19,426	555,001
	Capital One Financial Corp.	94,015	9,522,779
#	Capitol Federal Financial, Inc.	131,131	681,881
	Capstar Financial Holdings, Inc.	18,784	285,141
#	Carlyle Group, Inc.	78,382	2,158,640
*	Carter Bankshares, Inc.	16,524	186,060
*	Carver Bancorp, Inc.	1,815	2,323
	Cass Information Systems, Inc.	12,882	487,068
	Cathay General Bancorp	73,111	2,479,194
	CB Financial Services, Inc.	1,467	30,983
	Cboe Global Markets, Inc.	11,984	1,964,058
*»	CCUR Holdings, Inc.	2	6,100
	Central Pacific Financial Corp.	24,880	392,606
	Central Valley Community Bancorp	11,913	187,868
#	CF Bankshares, Inc.	1,469	22,402
	Charles Schwab Corp.	59,213	3,081,445
	Chemung Financial Corp.	3,608	148,938
	Chubb Ltd.	25,440	5,459,933
	Cincinnati Financial Corp.	61,758	6,155,420
	Citigroup, Inc.	107,145	4,231,156
	Citizens & Northern Corp.	12,891	233,327
	Citizens Community Bancorp, Inc.	6,246	55,090
	Citizens Financial Group, Inc.	110,131	2,580,369
	Citizens Financial Services, Inc.	632	31,252
#	Citizens Holding Co.	2,806	28,088
#*	Citizens, Inc.	41,727	124,764
#	City Holding Co.	13,464	1,222,262
	Civista Bancshares, Inc.	15,887	231,632
	CME Group, Inc.	14,913	3,183,329
	CNA Financial Corp.	18,368	742,067
	CNB Financial Corp.	19,895	361,691
	CNO Financial Group, Inc.	16,341	378,784
*	Coastal Financial Corp.	1,238	46,016
	Codorus Valley Bancorp, Inc.	9,206	180,622
#	Cohen & Steers, Inc.	29,832	1,558,424
*	Coinbase Global, Inc., Class A	7,571	583,876
	Colony Bankcorp, Inc.	9,574	95,261
	Columbia Banking System, Inc.	162,963	3,205,482
#*	Columbia Financial, Inc.	47,326	761,949
	Comerica, Inc.	46,039	1,813,937
	Commerce Bancshares, Inc.	71,240	3,124,586
	Community Bank System, Inc.	54,753	2,187,382
	Community Trust Bancorp, Inc.	18,982	712,964
#	Community West Bancshares	8,152	102,797
	ConnectOne Bancorp, Inc.	35,900	584,811
*	Consumer Portfolio Services, Inc.	51,999	480,991
#	Crawford & Co., Class A	40,465	370,255
	Crawford & Co., Class B	28,141	229,912
#*	Credit Acceptance Corp.	7,852	3,159,880
*	CrossFirst Bankshares, Inc.	17,179	181,754
	Cullen/Frost Bankers, Inc.	37,986	3,456,346

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Customers Bancorp, Inc.	31,038	$1,248,038
	CVB Financial Corp.	140,344	2,192,173
	Diamond Hill Investment Group, Inc.	3,494	548,907
	Dime Community Bancshares, Inc.	38,616	710,148
	Discover Financial Services	98,590	8,092,267
	Donegal Group, Inc., Class A	24,100	340,292
	Donegal Group, Inc., Class B	3,821	50,093
*	Donnelley Financial Solutions, Inc.	33,283	1,811,594
	Eagle Bancorp Montana, Inc.	4,214	49,262
	Eagle Bancorp, Inc.	28,142	548,206
	East West Bancorp, Inc.	87,666	4,700,651
	Eastern Bankshares, Inc.	42,035	462,805
*	eHealth, Inc.	10,773	92,432
	Employers Holdings, Inc.	26,031	989,178
	Enact Holdings, Inc.	5,629	155,135
*	Encore Capital Group, Inc.	31,458	1,185,337
*	Enova International, Inc.	37,642	1,501,163
*	Enstar Group Ltd.	16,714	3,960,717
	Enterprise Bancorp, Inc.	6,505	171,147
	Enterprise Financial Services Corp.	35,716	1,241,845
	Equitable Holdings, Inc.	129,582	3,442,994
	Equity Bancshares, Inc., Class A	15,363	371,785
	Erie Indemnity Co., Class A	5,762	1,591,407
	Esquire Financial Holdings, Inc.	1,544	70,715
	ESSA Bancorp, Inc.	12,606	209,890
	Essent Group Ltd.	48,642	2,297,848
*	Euronet Worldwide, Inc.	16,823	1,292,679
#	Evans Bancorp, Inc.	5,198	128,495
	Evercore, Inc., Class A	19,214	2,501,279
	Everest Group Ltd.	16,892	6,682,813
	EVERTEC, Inc.	36,485	1,159,493
#*	EZCORP, Inc., Class A	58,343	478,413
#	F&G Annuities & Life, Inc.	11,495	352,782
	FactSet Research Systems, Inc.	3,846	1,661,049
#	Farmers & Merchants Bancorp, Inc.	2,553	44,473
	Farmers National Banc Corp.	15,082	170,276
	FB Financial Corp.	33,670	988,888
	Federal Agricultural Mortgage Corp., Class A	987	119,402
	Federal Agricultural Mortgage Corp., Class C	13,008	1,932,468
	Federated Hermes, Inc.	61,326	1,944,034
*	FFBW, Inc.	1,966	21,748
*	FG Financial Group, Inc.	4,644	6,269
#	Fidelity D&D Bancorp, Inc.	50	2,240
	Fidelity National Financial, Inc.	170,951	6,682,475
	Fidelity National Information Services, Inc.	137,242	6,739,955
	Fifth Third Bancorp	219,351	5,200,812
	Financial Institutions, Inc.	24,876	394,036
	Finward Bancorp	303	5,495
*	Finwise Bancorp	6,243	53,066
	First American Financial Corp.	109,129	5,613,596
#	First Bancorp	37,056	1,075,365
	First BanCorp	224,091	2,991,615
	First Bancorp, Inc.	10,347	242,430
	First Bancshares, Inc.	13,956	338,014
	First Bank	19,115	211,412
	First Busey Corp.	49,368	980,448
	First Business Financial Services, Inc.	8,680	266,476
#	First Capital, Inc.	2,700	64,800
	First Citizens BancShares, Inc., Class A	6,764	9,339,325

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	First Commonwealth Financial Corp.	101,391	$1,234,942
#	First Community Bankshares, Inc.	18,130	591,945
	First Community Corp.	8,626	152,680
	First Financial Bancorp	77,850	1,440,225
#	First Financial Bankshares, Inc.	79,826	1,919,815
	First Financial Corp.	13,801	474,892
	First Financial Northwest, Inc.	19,410	210,404
#	First Foundation, Inc.	40,576	184,215
	First Guaranty Bancshares, Inc.	425	4,463
	First Hawaiian, Inc.	24,120	432,472
	First Horizon Corp.	305,503	3,284,157
	First Internet Bancorp	7,590	124,248
	First Interstate BancSystem, Inc., Class A	33,313	768,531
	First Merchants Corp.	56,233	1,535,723
	First Mid Bancshares, Inc.	9,232	252,218
	First Northwest Bancorp	8,648	112,338
	First of Long Island Corp.	23,462	251,982
#	First Savings Financial Group, Inc.	6,504	96,259
#*	First Seacoast Bancorp, Inc.	822	5,475
	First U.S. Bancshares, Inc.	1,708	14,680
	First United Corp.	7,908	129,533
#*	First Western Financial, Inc.	4,791	64,056
	FirstCash Holdings, Inc.	41,900	4,563,748
*	Fiserv, Inc.	22,803	2,593,841
	Five Star Bancorp	4,192	81,618
*	FleetCor Technologies, Inc.	8,593	1,934,886
	Flushing Financial Corp.	37,545	463,305
#*	Flywire Corp.	9,275	249,405
	FNB Corp.	325,157	3,475,928
	FNCB Bancorp, Inc.	14,887	83,963
#	Franklin Financial Services Corp.	2,057	65,824
	Franklin Resources, Inc.	55,025	1,254,020
	FS Bancorp, Inc.	7,078	204,342
	Fulton Financial Corp.	133,429	1,733,243
#*	FVCBankcorp, Inc.	8,904	97,232
*	Genworth Financial, Inc., Class A	209,385	1,254,216
	German American Bancorp, Inc.	30,418	831,324
#	Glacier Bancorp, Inc.	82,727	2,497,528
	Global Payments, Inc.	40,938	4,348,434
	Globe Life, Inc.	38,140	4,437,970
	Goldman Sachs Group, Inc.	21,056	6,392,812
#*	Goosehead Insurance, Inc., Class A	5,779	374,884
	Great Southern Bancorp, Inc.	13,243	658,442
*	Green Dot Corp., Class A	47,214	527,853
	Greenhill & Co., Inc.	8,239	122,020
*	Greenlight Capital Re Ltd., Class A	31,918	355,886
#	Guaranty Bancshares, Inc.	4,482	127,871
#	Hamilton Lane, Inc., Class A	6,988	587,831
	Hancock Whitney Corp.	71,063	2,446,699
	Hanmi Financial Corp.	29,441	432,194
	Hanover Insurance Group, Inc.	24,764	2,902,588
	HarborOne Bancorp, Inc.	40,887	402,328
	Hartford Financial Services Group, Inc.	139,081	10,215,499
	Hawthorn Bancshares, Inc.	7,305	127,472
	HBT Financial, Inc.	947	17,046
#	HCI Group, Inc.	14,403	849,345
	Heartland Financial USA, Inc.	38,738	1,061,421
#	Hennessy Advisors, Inc.	6,499	42,893
	Heritage Commerce Corp.	55,403	453,197

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Heritage Financial Corp.	33,160	$539,513
*	Heritage Global, Inc.	4,129	12,759
*	Heritage Insurance Holdings, Inc.	26,952	159,286
	Hilltop Holdings, Inc.	87,768	2,424,152
#	Hingham Institution For Savings The	2,051	304,738
	HMN Financial, Inc.	2,450	44,590
	Home Bancorp, Inc.	7,804	267,443
	Home BancShares, Inc.	141,818	2,900,178
	Home Federal Bancorp, Inc. of Louisiana	944	11,602
	HomeStreet, Inc.	20,816	100,541
	HomeTrust Bancshares, Inc.	9,675	199,402
	Hope Bancorp, Inc.	149,418	1,308,902
	Horace Mann Educators Corp.	43,216	1,371,244
	Horizon Bancorp, Inc.	39,804	377,740
	Houlihan Lokey, Inc.	25,633	2,576,629
	Huntington Bancshares, Inc.	468,169	4,517,831
#*	I3 Verticals, Inc., Class A	13,833	259,369
#	IF Bancorp, Inc.	781	10,934
	Independent Bank Corp.	46,289	2,258,903
	Independent Bank Corp.	20,166	402,312
	Independent Bank Group, Inc.	37,181	1,314,348
	Interactive Brokers Group, Inc., Class A	4,012	321,241
	Intercontinental Exchange, Inc.	34,860	3,745,358
	International Bancshares Corp.	67,107	2,941,300
*	International Money Express, Inc.	23,509	375,204
	Invesco Ltd.	31,233	405,092
	Investar Holding Corp.	8,770	83,140
	Investors Title Co.	2,106	302,864
	Jack Henry & Associates, Inc.	12,721	1,793,534
#	Jackson Financial, Inc., Class A	42,751	1,569,389
	James River Group Holdings Ltd.	35,600	489,500
	Janus Henderson Group PLC	105,235	2,427,771
	Jefferies Financial Group, Inc.	147,940	4,760,709
	JPMorgan Chase & Co.	273,311	38,006,628
#	Kearny Financial Corp.	76,760	532,714
	Kemper Corp.	51,842	2,067,459
#	Kentucky First Federal Bancorp	2,320	10,347
	KeyCorp	192,021	1,962,455
	Kinsale Capital Group, Inc.	4,708	1,572,048
	KKR & Co., Inc.	55,029	3,048,607
	Lake Shore Bancorp, Inc.	2,509	24,538
	Lakeland Bancorp, Inc.	59,844	675,040
#	Lakeland Financial Corp.	25,757	1,268,532
#	Landmark Bancorp, Inc.	4,818	80,412
	Lazard Ltd., Class A	26,679	740,876
	LCNB Corp.	11,830	165,502
*	LendingClub Corp.	4,196	21,777
#*	LendingTree, Inc.	8,207	108,579
#	Lincoln National Corp.	116,170	2,529,021
	Live Oak Bancshares, Inc.	40,727	1,174,974
	Loews Corp.	70,740	4,528,067
	LPL Financial Holdings, Inc.	16,691	3,747,463
	Luther Burbank Corp.	6,210	50,549
	M&T Bank Corp.	53,673	6,051,631
	Macatawa Bank Corp.	33,722	307,882
	Magyar Bancorp, Inc.	2,911	26,199
#*	Maiden Holdings Ltd.	67,173	110,164
#	MainStreet Bancshares, Inc.	828	15,964
*	Markel Group, Inc.	4,430	6,514,404

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	MarketAxess Holdings, Inc.	531	$113,501
*	Marqeta, Inc., Class A	243,924	1,261,087
	Marsh & McLennan Cos., Inc.	7,935	1,504,873
#*	MBIA, Inc.	36,859	253,590
	Mercantile Bank Corp.	17,978	592,195
	Merchants Bancorp	6,597	197,184
	Mercury General Corp.	44,812	1,383,795
	Meridian Corp.	632	6,320
	MetLife, Inc.	46,316	2,779,423
#	Metrocity Bankshares, Inc.	3,195	64,028
*	Metropolitan Bank Holding Corp.	8,270	268,031
	MGIC Investment Corp.	140,200	2,360,968
	Mid Penn Bancorp, Inc.	15,391	293,352
#	Middlefield Banc Corp.	8,086	206,193
	Midland States Bancorp, Inc.	22,442	489,684
#*	Midwest Holding, Inc.	2,276	59,404
	MidWestOne Financial Group, Inc.	14,212	283,103
#	Moelis & Co., Class A	22,413	933,277
	Morgan Stanley	152,000	10,764,640
#	Morningstar, Inc.	5,538	1,402,443
*	Mr Cooper Group, Inc.	74,750	4,225,617
	MVB Financial Corp.	10,817	212,554
	Nasdaq, Inc.	57,093	2,831,813
	National Bank Holdings Corp., Class A	40,969	1,277,413
#	National Bankshares, Inc.	4,963	116,631
	National Western Life Group, Inc., Class A	3,908	1,871,541
	Navient Corp.	149,752	2,382,554
	NBT Bancorp, Inc.	51,869	1,736,055
*	NCR Atleos Corp.	41,262	910,240
	Nelnet, Inc., Class A	29,960	2,540,908
	New York Community Bancorp, Inc.	916,109	8,684,713
*	NI Holdings, Inc.	13,970	177,279
#*	Nicholas Financial, Inc.	8,010	37,647
	Nicolet Bankshares, Inc.	9,331	679,483
*	NMI Holdings, Inc., Class A	79,138	2,164,424
	Northeast Bank	6,679	318,855
	Northern Trust Corp.	43,302	2,854,035
	Northfield Bancorp, Inc.	58,124	499,866
	Northrim BanCorp, Inc.	7,507	313,117
#	Northwest Bancshares, Inc.	126,055	1,313,493
#	Norwood Financial Corp.	2,461	63,026
#	Oak Valley Bancorp	6,523	162,749
	OceanFirst Financial Corp.	57,941	733,533
*	Ocwen Financial Corp.	5,034	121,017
	OFG Bancorp	52,281	1,548,563
#	Ohio Valley Banc Corp.	4,011	95,863
	Old National Bancorp	265,916	3,643,049
	Old Point Financial Corp.	4,109	63,977
	Old Republic International Corp.	241,850	6,621,853
	Old Second Bancorp, Inc.	27,541	373,456
	OneMain Holdings, Inc.	64,891	2,331,534
	OP Bancorp	5,470	46,222
#*	Open Lending Corp., Class A	56,213	336,716
*	Oportun Financial Corp.	10,434	61,039
	Oppenheimer Holdings, Inc., Class A	9,819	344,352
*	OptimumBank Holdings, Inc.	2,148	6,788
	Orange County Bancorp, Inc.	394	17,375
	Origin Bancorp, Inc.	12,952	383,250
	Orrstown Financial Services, Inc.	9,962	210,298

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Oscar Health, Inc., Class A	127,374	$652,155
	Pacific Premier Bancorp, Inc.	74,450	1,414,550
	PacWest Bancorp	78,218	553,783
*	Palomar Holdings, Inc.	15,383	770,381
#	Park National Corp.	12,806	1,298,400
	Parke Bancorp, Inc.	11,518	193,963
	Partners Bancorp	3,165	22,946
#	Pathfinder Bancorp, Inc.	1,218	15,615
	Pathward Financial, Inc.	34,832	1,577,541
#*	Patriot National Bancorp, Inc.	877	5,209
*	Paymentus Holdings, Inc., Class A	2,078	30,256
#*	Payoneer Global, Inc.	46,868	271,366
*	PayPal Holdings, Inc.	10,461	541,880
#*	Paysafe Ltd.	24,144	234,680
#	PCB Bancorp	5,431	83,529
	Peapack-Gladstone Financial Corp.	17,223	402,502
#	Penns Woods Bancorp, Inc.	7,925	167,059
	PennyMac Financial Services, Inc.	31,778	2,135,482
	Peoples Bancorp of North Carolina, Inc.	3,887	87,458
	Peoples Bancorp, Inc.	31,903	879,885
	Peoples Financial Services Corp.	916	35,916
	Pinnacle Financial Partners, Inc.	60,315	3,761,243
#*	Pioneer Bancorp, Inc.	9,620	78,884
	Piper Sandler Cos	16,627	2,325,286
#	PJT Partners, Inc., Class A	9,227	723,028
	Plumas Bancorp	5,164	176,351
	PNC Financial Services Group, Inc.	31,663	3,624,464
#*	Ponce Financial Group, Inc.	1,442	11,219
	Popular, Inc.	80,189	5,215,493
*	PRA Group, Inc.	35,564	437,793
	Preferred Bank	14,716	876,632
	Premier Financial Corp.	36,742	637,474
	Primerica, Inc.	32,455	6,204,098
#	Primis Financial Corp.	28,567	267,387
#	Princeton Bancorp, Inc.	618	18,540
	Principal Financial Group, Inc.	73,357	4,964,802
	ProAssurance Corp.	36,030	612,510
*	PROG Holdings, Inc.	58,627	1,605,794
	Progressive Corp.	19,237	3,041,177
	Prosperity Bancshares, Inc.	79,051	4,311,442
*	Provident Bancorp, Inc.	15,467	150,030
	Provident Financial Holdings, Inc.	7,891	94,297
	Provident Financial Services, Inc.	74,039	1,040,248
	Prudential Financial, Inc.	87,190	7,972,654
	QCR Holdings, Inc.	15,679	743,969
	Radian Group, Inc.	118,291	2,997,494
	Raymond James Financial, Inc.	39,549	3,774,557
	RBB Bancorp	13,307	153,962
#	Red River Bancshares, Inc.	2,657	123,497
	Regional Management Corp.	17,433	433,384
	Regions Financial Corp.	256,883	3,732,510
	Reinsurance Group of America, Inc.	30,108	4,500,243
#*	Remitly Global, Inc.	7,121	191,769
	RenaissanceRe Holdings Ltd.	33,797	7,421,483
	Renasant Corp.	52,970	1,291,938
*	Repay Holdings Corp.	3,686	22,079
	Republic Bancorp, Inc., Class A	16,335	721,844
*	Rhinebeck Bancorp, Inc.	1,151	7,343
	Richmond Mutual BanCorp, Inc.	10,309	101,131

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Riverview Bancorp, Inc.	19,717	$105,486
	RLI Corp.	16,915	2,253,755
*	Robinhood Markets, Inc., Class A	186,830	1,707,626
	S&P Global, Inc.	11,333	3,958,730
	S&T Bancorp, Inc.	34,493	888,540
#*	Safeguard Scientifics, Inc.	229	229
	Safety Insurance Group, Inc.	12,883	968,415
	Sandy Spring Bancorp, Inc.	41,372	846,057
	SB Financial Group, Inc.	6,557	91,601
#	Seacoast Banking Corp. of Florida	50,597	1,022,565
*	Security National Financial Corp., Class A	16,401	113,331
	SEI Investments Co.	55,511	2,978,720
	Selective Insurance Group, Inc.	38,160	3,972,838
#	ServisFirst Bancshares, Inc.	43,676	2,059,760
#*	Shift4 Payments, Inc., Class A	3,336	148,519
	Shore Bancshares, Inc.	27,414	281,268
	Sierra Bancorp	14,961	263,314
	Silvercrest Asset Management Group, Inc., Class A	7,061	125,333
	Simmons First National Corp., Class A	97,073	1,379,407
*	SiriusPoint Ltd.	140,723	1,386,122
	SLM Corp.	282,090	3,667,170
	SmartFinancial, Inc.	4,161	86,757
#	Sound Financial Bancorp, Inc.	1,802	66,133
	South Plains Financial, Inc.	5,012	134,422
*	Southern First Bancshares, Inc.	8,505	229,635
	Southern Missouri Bancorp, Inc.	4,149	167,827
	Southern States Bancshares, Inc.	2,286	53,081
#	Southside Bancshares, Inc.	36,678	979,303
#	SouthState Corp.	62,536	4,133,630
	State Street Corp.	97,744	6,317,195
	Stellar Bancorp, Inc.	18,728	407,147
	StepStone Group, Inc., Class A	5,130	145,179
#*	Sterling Bancorp, Inc.	33,288	184,416
	Stewart Information Services Corp.	23,707	1,035,285
	Stifel Financial Corp.	103,447	5,896,479
#	Stock Yards Bancorp, Inc.	29,427	1,150,890
*	StoneX Group, Inc.	17,658	1,683,161
	Summit Financial Group, Inc.	4,130	88,795
#	Summit State Bank	4,662	59,441
	Synchrony Financial	149,153	4,183,742
	Synovus Financial Corp.	118,293	3,083,899
	T Rowe Price Group, Inc.	18,720	1,694,160
	Territorial Bancorp, Inc.	9,218	71,163
*	Texas Capital Bancshares, Inc.	47,458	2,613,037
#	TFS Financial Corp.	59,080	700,689
	Timberland Bancorp, Inc.	8,054	227,042
	Tiptree, Inc.	65,506	989,796
#*	Toast, Inc., Class A	5,584	89,288
	Tompkins Financial Corp.	16,837	843,197
	Towne Bank	72,442	1,734,261
	Tradeweb Markets, Inc., Class A	7,876	708,919
	Travelers Cos., Inc.	107,477	17,995,949
	TriCo Bancshares	30,293	979,979
#*	Triumph Financial, Inc.	23,303	1,450,612
	Truist Financial Corp.	194,383	5,512,702
	TrustCo Bank Corp.	17,435	445,116
	Trustmark Corp.	61,541	1,237,590
	U.S. Bancorp	69,476	2,214,895
	U.S. Global Investors, Inc., Class A	3,303	9,116

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	UMB Financial Corp.	39,371	$2,469,349
#	Union Bankshares, Inc.	2,000	53,980
	United Bancorp, Inc.	2,256	22,763
	United Bancshares, Inc.	2,040	35,231
	United Bankshares, Inc.	115,809	3,293,608
	United Community Banks, Inc.	82,970	1,832,807
	United Fire Group, Inc.	25,664	516,873
	United Security Bancshares	16,748	130,132
	Unity Bancorp, Inc.	6,471	155,692
	Universal Insurance Holdings, Inc.	50,736	794,526
	Univest Financial Corp.	32,580	542,783
	Unum Group	150,411	7,355,098
*	USCB Financial Holdings, Inc.	7,102	76,275
#*	Usio, Inc.	3,394	6,754
#	Valley National Bancorp	335,149	2,607,459
#	Value Line, Inc.	3,433	140,581
#*	Velocity Financial, Inc.	20,216	233,495
	Veritex Holdings, Inc.	41,671	717,575
	Victory Capital Holdings, Inc., Class A	15,215	448,234
#	Virginia National Bankshares Corp.	4,480	137,670
	Virtu Financial, Inc., Class A	44,141	816,167
	Virtus Investment Partners, Inc.	7,580	1,396,463
	Voya Financial, Inc.	87,328	5,830,891
	W R Berkley Corp.	63,862	4,305,576
	WaFd, Inc.	73,039	1,802,603
#	Walker & Dunlop, Inc.	35,100	2,274,480
	Washington Trust Bancorp, Inc.	13,671	317,030
	Waterstone Financial, Inc.	22,750	245,700
	Webster Financial Corp.	144,019	5,468,401
	Wells Fargo & Co.	220,608	8,773,580
#	WesBanco, Inc.	55,263	1,347,865
	West BanCorp, Inc.	19,791	325,166
	Westamerica BanCorp	24,221	1,144,200
	Western Alliance Bancorp	74,414	3,058,415
	Western New England Bancorp, Inc.	30,550	219,044
	Western Union Co.	14,373	162,271
	Westwood Holdings Group, Inc.	12,438	113,061
*	WEX, Inc.	8,860	1,475,013
	White Mountains Insurance Group Ltd.	2,746	3,928,839
	Willis Towers Watson PLC	16,771	3,956,111
	Wintrust Financial Corp.	47,223	3,527,086
#	WisdomTree, Inc.	124,353	770,989
#*	World Acceptance Corp.	9,717	958,291
	WSFS Financial Corp.	63,826	2,259,440
	WVS Financial Corp.	1,627	19,931
	Zions Bancorp NA	108,744	3,354,752

TOTAL FINANCIALS			889,033,157

HEALTH CARE — (8.9%)
*	4D Molecular Therapeutics, Inc.	4,586	49,254
	Abbott Laboratories	63,378	5,992,390
#*	AC Immune SA	15,821	47,463
*	Acadia Healthcare Co., Inc.	46,522	3,419,832
*	Accolade, Inc.	51,807	336,745
#*	Accuray, Inc.	100,989	266,611
#††	Achillion Pharmaceuticals, Inc.	196,899	53,163
#*	Actinium Pharmaceuticals, Inc.	4,846	27,041
*	Acumen Pharmaceuticals, Inc.	6,544	12,237
*	Acurx Pharmaceuticals, Inc.	1,662	8,892

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	AdaptHealth Corp.	13,395	$98,185
#*	Adaptive Biotechnologies Corp.	98,753	438,463
*	Addus HomeCare Corp.	14,776	1,165,826
#††	Aduro Biotech, Inc.	740	1,946
	Agilent Technologies, Inc.	12,036	1,244,161
#*	Agiliti, Inc.	33,306	187,513
#*	agilon health, Inc.	22,562	406,116
*	Agios Pharmaceuticals, Inc.	50,275	1,056,278
††	Albireo Pharma, Inc.	7,009	37,919
*	Aldeyra Therapeutics, Inc.	59,230	101,283
*	Alector, Inc.	1,912	9,942
*	Align Technology, Inc.	2,744	506,515
*	Alkermes PLC	55,103	1,332,942
#*	Allakos, Inc.	10,237	19,553
#*	Allogene Therapeutics, Inc.	68,253	192,473
#*	Alpha Teknova, Inc.	13,659	27,181
*	Alpine Immune Sciences, Inc.	7,056	72,253
#*	ALX Oncology Holdings, Inc.	3,024	21,773
*	Amedisys, Inc.	14,462	1,323,128
*	American Shared Hospital Services	3,867	9,049
#*	American Well Corp., Class A	82,954	97,056
#*	AMN Healthcare Services, Inc.	40,710	3,088,261
#*	Amneal Pharmaceuticals, Inc.	33,968	131,456
*	Amphastar Pharmaceuticals, Inc.	56,072	2,538,379
*	AnaptysBio, Inc.	18,936	308,846
*	AngioDynamics, Inc.	38,849	240,864
*	ANI Pharmaceuticals, Inc.	18,156	1,120,951
*	Anika Therapeutics, Inc.	16,206	316,017
#*	Anixa Biosciences, Inc.	3,476	10,984
#*	Apollo Medical Holdings, Inc.	20,840	650,416
#*	Apyx Medical Corp.	34,242	78,414
*	Arcturus Therapeutics Holdings, Inc.	16,707	319,104
*	Arcus Biosciences, Inc.	62,254	978,010
#*	ARS Pharmaceuticals, Inc.	2,866	10,232
#*	Artivion, Inc.	46,350	590,499
#*	Arvinas, Inc.	24,088	388,299
*	Athira Pharma, Inc.	28,120	43,867
*	AtriCure, Inc.	27,378	948,374
#	Atrion Corp.	1,718	587,522
*	Avanos Medical, Inc.	48,595	892,204
*	Avid Bioservices, Inc.	48,440	297,906
#*	Avidity Biosciences, Inc.	71,639	368,941
#*	Avita Medical, Inc.	5,588	52,024
*	Axogen, Inc.	14,933	56,148
*	Axonics, Inc.	20,962	1,073,464
*	Azenta, Inc.	19,861	902,682
	Baxter International, Inc.	18,080	586,334
	Becton Dickinson & Co.	9,587	2,423,402
*	Biogen, Inc.	8,875	2,108,167
#*	BioLife Solutions, Inc.	37,144	375,154
*	BioMarin Pharmaceutical, Inc.	6,298	512,972
*	Biomea Fusion, Inc.	5,405	55,239
#	Bionano Genomics, Inc.	12,813	17,682
*	Bio-Rad Laboratories, Inc., Class A	4,676	1,287,209
	Bio-Techne Corp.	8,280	452,336
#*	Bluebird Bio, Inc.	58,718	173,218
*	Boston Scientific Corp.	41,667	2,132,934
	Bristol-Myers Squibb Co.	122,040	6,288,721
#*	Brookdale Senior Living, Inc.	172,492	674,444

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Bruker Corp.	22,783	$1,298,631
	Cardinal Health, Inc.	40,183	3,656,653
*	CareCloud, Inc.	433	390
*	Caribou Biosciences, Inc.	21,320	77,392
*	Castle Biosciences, Inc.	2,588	40,425
*	Catalent, Inc.	21,724	747,088
*	Catalyst Pharmaceuticals, Inc.	64,975	806,340
*	Celcuity, Inc.	1,900	20,235
	Cencora, Inc.	3,712	687,277
*	Centene Corp.	104,118	7,182,060
#*	Certara, Inc.	55,018	670,669
*	Charles River Laboratories International, Inc.	11,265	1,896,575
#	Chemed Corp.	4,093	2,302,926
»	Chinook Therapeutics, Inc.	45,796	17,860
	Cigna Group	32,553	10,065,388
*	Cogent Biosciences, Inc.	12,282	100,221
#*	Collegium Pharmaceutical, Inc.	31,260	680,218
#*	Community Health Systems, Inc.	13,803	29,538
*	Computer Programs & Systems, Inc.	13,493	190,116
#	CONMED Corp.	15,145	1,476,032
††	Contra Abiomed, Inc.	2,059	32,141
	Cooper Cos., Inc.	5,488	1,710,884
#*	Corcept Therapeutics, Inc.	67,943	1,907,839
*	CorVel Corp.	9,420	1,826,915
*	Crinetics Pharmaceuticals, Inc.	4,719	138,220
#*»	CRISPR Therapeutics AG	69,149	2,691,971
*	Cross Country Healthcare, Inc.	39,131	906,274
#*	CryoPort, Inc.	30,828	299,032
#*	Cue Biopharma, Inc.	13,697	28,764
*	Cullinan Oncology, Inc.	7,545	70,395
*	Cumberland Pharmaceuticals, Inc.	23,548	44,506
	CVS Health Corp.	110,493	7,625,122
#*	Cymabay Therapeutics, Inc.	3,502	57,363
#*	Cytek Biosciences, Inc.	51,011	214,756
	Danaher Corp.	31,151	5,981,615
#*	DarioHealth Corp.	600	768
*	DaVita, Inc.	23,556	1,819,230
#*	Day One Biopharmaceuticals, Inc.	6,229	73,689
*	Deciphera Pharmaceuticals, Inc.	76,433	916,432
#*	Definitive Healthcare Corp., Class A	30,085	173,290
#*	Denali Therapeutics, Inc.	33,718	634,910
	DENTSPLY SIRONA, Inc.	64,757	1,969,260
*	Dominari Holdings, Inc.	1,877	3,604
#*	Dynavax Technologies Corp.	108,065	1,535,604
*	Dyne Therapeutics, Inc.	54,948	387,383
*	Eagle Pharmaceuticals, Inc.	12,170	167,094
#*	Edgewise Therapeutics, Inc.	257	1,645
#*	Editas Medicine, Inc.	63,383	423,398
*	Edwards Lifesciences Corp.	5,405	344,407
*	Elanco Animal Health, Inc.	26,119	230,108
*	Electromed, Inc.	3,600	37,908
	Elevance Health, Inc.	15,836	7,127,625
	Embecta Corp.	20,053	303,201
#*	Emergent BioSolutions, Inc.	27,004	56,438
*	Enanta Pharmaceuticals, Inc.	9,330	84,157
	Encompass Health Corp.	29,522	1,846,896
#*	Enhabit, Inc.	37,785	278,475
*	Enovis Corp.	45,284	2,078,536
	Ensign Group, Inc.	35,331	3,412,975

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Envista Holdings Corp.	116,728	$2,716,261
#*	enVVeno Medical Corp.	2,854	12,558
*	EQRx, Inc.	106,929	233,105
*	Evolent Health, Inc., Class A	75,979	1,856,167
#*	Exact Sciences Corp.	9,431	580,855
*	Exagen, Inc.	7,187	11,787
*	Exelixis, Inc.	124,120	2,555,631
*	FONAR Corp.	7,435	100,744
*	Fortrea Holdings, Inc.	22,412	636,501
#*	Fulcrum Therapeutics, Inc.	340	1,238
#*	Fulgent Genetics, Inc.	20,695	495,438
*	GE HealthCare Technologies, Inc.	596	39,676
#*	Generation Bio Co.	70,600	66,244
	Gilead Sciences, Inc.	71,697	5,631,082
*	Glaukos Corp.	19,786	1,349,405
*	Globus Medical, Inc., Class A	53,522	2,446,491
*	GoodRx Holdings, Inc., Class A	35,932	177,145
#*	Graphite Bio, Inc.	9,175	22,846
*	Haemonetics Corp.	24,992	2,130,068
#*	Halozyme Therapeutics, Inc.	17,695	599,330
*	Harmony Biosciences Holdings, Inc.	22,473	529,014
#*	Harrow, Inc.	3,170	45,442
*	Harvard Bioscience, Inc.	43,252	189,876
*	Health Catalyst, Inc.	39,668	297,113
*	HealthEquity, Inc.	29,622	2,123,305
	HealthStream, Inc.	28,860	733,044
*	Henry Schein, Inc.	33,422	2,171,762
#*	Hims & Hers Health, Inc.	87,475	523,100
*	Hologic, Inc.	36,504	2,415,470
	Humana, Inc.	9,303	4,871,888
#*	ICU Medical, Inc.	1,207	118,358
#*	Ideaya Biosciences, Inc.	33,268	903,892
*	Ikena Oncology, Inc.	3,525	14,206
*	ImmuCell Corp.	2,993	15,115
*	ImmunoGen, Inc.	20,442	303,768
*	Immunome, Inc.	700	6,160
*	Immunovant, Inc.	24,112	796,902
*	Incyte Corp.	7,515	405,284
*	InfuSystem Holdings, Inc.	10,768	103,157
#*	Innoviva, Inc.	74,771	927,908
*	Inogen, Inc.	21,258	95,023
*	Insulet Corp.	1,299	172,208
*	Integer Holdings Corp.	27,936	2,267,565
*	Integra LifeSciences Holdings Corp.	34,359	1,235,550
#*	Intellia Therapeutics, Inc.	47,728	1,195,586
*	Intuitive Surgical, Inc.	2,106	552,235
#*	Iovance Biotherapeutics, Inc.	67,720	258,690
*	IQVIA Holdings, Inc.	7,513	1,358,576
	iRadimed Corp.	3,451	140,594
*	Ironwood Pharmaceuticals, Inc.	130,110	1,167,087
#*	iTeos Therapeutics, Inc.	6,049	60,853
*	Jazz Pharmaceuticals PLC	36,717	4,663,793
	Johnson & Johnson	176,784	26,224,139
#*	KalVista Pharmaceuticals, Inc.	7,800	66,222
*	Keros Therapeutics, Inc.	3,008	85,848
*	Kewaunee Scientific Corp.	2,037	36,259
#*	Kodiak Sciences, Inc.	3,539	5,132
#*	KORU Medical Systems, Inc.	4,316	9,797
#*	Krystal Biotech, Inc.	14,451	1,688,888

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Kura Oncology, Inc.	48,561	$410,340
#*	Kymera Therapeutics, Inc.	47,425	553,450
	Laboratory Corp. of America Holdings	22,412	4,476,349
#*	Lantern Pharma, Inc.	1,402	3,484
#*	Lantheus Holdings, Inc.	26,564	1,716,034
#*	Larimar Therapeutics, Inc.	5,523	16,182
	LeMaitre Vascular, Inc.	21,383	1,038,786
*	LENSAR, Inc.	38,325	82,399
*	Ligand Pharmaceuticals, Inc.	15,730	822,522
*	LivaNova PLC	36,497	1,790,178
*	Longboard Pharmaceuticals, Inc.	4,528	24,519
#*	MacroGenics, Inc.	18,148	94,733
*	Maravai LifeSciences Holdings, Inc., Class A	66,482	456,067
#*	Marinus Pharmaceuticals, Inc.	6,635	46,047
#*	Masimo Corp.	5,582	452,868
	McKesson Corp.	8,427	3,837,319
*	MediciNova, Inc.	25,869	49,410
#*	Medpace Holdings, Inc.	11,051	2,681,746
	Medtronic PLC	57,439	4,052,896
#*	MEI Pharma, Inc.	1,524	10,394
#*	MeiraGTx Holdings PLC	13,813	62,435
	Merck & Co., Inc.	111,689	11,470,460
*	Merit Medical Systems, Inc.	36,353	2,498,905
#*	Merrimack Pharmaceuticals, Inc.	9,794	119,781
#	Mesa Laboratories, Inc.	5,931	556,506
#*	Milestone Pharmaceuticals, Inc.	5,942	15,212
*	Moderna, Inc.	9,812	745,320
#*	ModivCare, Inc.	14,336	605,553
#*	Molina Healthcare, Inc.	9,555	3,181,337
*	Morphic Holding, Inc.	14,086	281,016
*	Myriad Genetics, Inc.	76,384	1,190,063
	National HealthCare Corp.	15,873	1,069,205
	National Research Corp.	17,603	743,903
*	Nautilus Biotechnology, Inc.	6,941	17,769
#*	NeoGenomics, Inc.	95,381	1,337,242
*	Neurocrine Biosciences, Inc.	2,879	319,396
#*	NeuroPace, Inc.	356	2,403
#*	Nevro Corp.	10,924	157,633
#*	NextGen Healthcare, Inc.	54,929	1,313,902
*	Nurix Therapeutics, Inc.	27,770	155,234
#*	Olema Pharmaceuticals, Inc.	55,678	739,961
*	OmniAb, Inc.	88,129	400,987
*»	OmniAb, Inc.	6,492	0
*»	OmniAb, Inc.	6,492	0
*	Omnicell, Inc.	9,550	339,407
#*	OptimizeRx Corp.	4,188	33,755
*	Option Care Health, Inc.	68,345	1,895,207
*	OraSure Technologies, Inc.	64,666	333,677
*	Organogenesis Holdings, Inc.	16,434	36,812
	Organon & Co.	3,332	49,280
*	Orthofix Medical, Inc.	41,042	453,104
#*	OrthoPediatrics Corp.	5,598	136,927
#*	Outset Medical, Inc.	30,645	108,483
#*	Ovid therapeutics, Inc.	28,928	102,694
*	Owens & Minor, Inc.	69,310	993,212
#*	Pacific Biosciences of California, Inc.	61,708	381,355
*	Pacira BioSciences, Inc.	20,758	586,621
	Patterson Cos., Inc.	73,369	2,234,820
#*††	PDL BioPharma, Inc.	418,608	673,959

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	PDS Biotechnology Corp.	2,523	$10,521
*	Pediatrix Medical Group, Inc.	66,978	767,568
*	Pennant Group, Inc.	27,637	300,414
*	Penumbra, Inc.	1,533	293,033
	Perrigo Co. PLC	122,796	3,394,081
*	PetIQ, Inc.	21,858	410,275
	Pfizer, Inc.	497,846	15,214,174
#*	PharmaCyte Biotech, Inc.	4,103	8,698
	Phibro Animal Health Corp., Class A	18,977	207,229
*	PMV Pharmaceuticals, Inc.	1,652	2,495
*	Portage Biotech, Inc.	5	10
#*	Poseida Therapeutics, Inc.	7,718	15,590
	Premier, Inc., Class A	86,126	1,655,342
*	Prestige Consumer Healthcare, Inc.	46,276	2,746,943
*	Pro-Dex, Inc.	800	14,016
#*	Protagonist Therapeutics, Inc.	9,941	144,542
#*	Protara Therapeutics, Inc.	3,878	4,731
#*	Prothena Corp. PLC	44,814	1,633,918
	Psychemedics Corp.	1,189	2,901
#*	Pulmonx Corp.	20,748	182,375
*	Puma Biotechnology, Inc.	10,979	27,008
*	Quanterix Corp.	22,273	483,770
	Quest Diagnostics, Inc.	28,221	3,671,552
*	QuidelOrtho Corp.	10,321	630,407
*	R1 RCM, Inc.	147,556	1,739,685
*	RadNet, Inc.	40,152	1,082,498
#*	Rallybio Corp.	1,343	5,641
#*	RAPT Therapeutics, Inc.	38,223	502,632
*	Regeneron Pharmaceuticals, Inc.	4,878	3,804,303
*	REGENXBIO, Inc.	39,651	511,101
#*	Relay Therapeutics, Inc.	33,198	219,107
#*	Reneo Pharmaceuticals, Inc.	12,039	97,396
*	Repare Therapeutics, Inc.	3,400	11,560
*	Repligen Corp.	5,096	685,718
#*	Replimune Group, Inc.	62,496	910,567
	ResMed, Inc.	9,930	1,402,315
#*	REVOLUTION Medicines, Inc.	33,853	670,289
	Revvity, Inc.	17,908	1,483,678
*	Rocket Pharmaceuticals, Inc.	29,552	534,891
	Royalty Pharma PLC, Class A	17,638	473,933
*	RxSight, Inc.	1,456	32,236
#*	Sage Therapeutics, Inc.	48,607	910,409
*	Sarepta Therapeutics, Inc.	1,206	81,176
#*	Schrodinger, Inc.	34,465	747,890
#*	scPharmaceuticals, Inc.	2,070	11,074
	Select Medical Holdings Corp.	139,776	3,177,108
#*	Semler Scientific, Inc.	184	5,367
#*	Shattuck Labs, Inc.	8,606	13,942
*	Shockwave Medical, Inc.	2,657	548,033
*	SI-BONE, Inc.	12,705	216,112
#	SIGA Technologies, Inc.	70,522	359,662
#	Simulations Plus, Inc.	9,534	336,264
*	Soleno Therapeutics, Inc.	46	1,097
*	Solid Biosciences, Inc.	1,737	3,874
#*	SpringWorks Therapeutics, Inc.	34,751	795,798
#*	STAAR Surgical Co.	10,552	441,285
	STERIS PLC	11,494	2,413,510
#*	Stoke Therapeutics, Inc.	10,098	38,473
	Stryker Corp.	5,109	1,380,554

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	47,946	$1,143,512
#*	Surgery Partners, Inc.	39,982	924,784
*	Surmodics, Inc.	12,576	370,489
*	Sutro Biopharma, Inc.	37,856	104,104
*	Tactile Systems Technology, Inc.	37,438	408,823
*	Taro Pharmaceutical Industries Ltd.	28,006	951,084
#*	Tarsus Pharmaceuticals, Inc.	13,787	196,327
#*	Teladoc Health, Inc.	85,960	1,421,778
	Teleflex, Inc.	11,014	2,034,836
*	Tenet Healthcare Corp.	35,047	1,882,024
#*	Terns Pharmaceuticals, Inc.	752	3,956
	Thermo Fisher Scientific, Inc.	15,310	6,809,429
#*	Twist Bioscience Corp.	49,673	782,846
#	U.S. Physical Therapy, Inc.	9,675	813,764
*	UFP Technologies, Inc.	7,022	1,094,870
*	United Therapeutics Corp.	17,449	3,888,684
	UnitedHealth Group, Inc.	24,210	12,965,908
	Universal Health Services, Inc., Class B	32,994	4,153,615
	Utah Medical Products, Inc.	3,795	301,778
*	Vanda Pharmaceuticals, Inc.	45,886	200,981
*	Varex Imaging Corp.	37,637	679,348
*	Veeva Systems, Inc., Class A	2,094	403,535
*	Veracyte, Inc.	38,262	792,789
*	Veradigm, Inc.	122,393	1,614,364
#*	Vericel Corp.	3,500	123,130
*	Vertex Pharmaceuticals, Inc.	10,772	3,900,649
	Viatris, Inc.	134,189	1,194,282
#*	Viking Therapeutics, Inc.	8,393	82,335
*	Vir Biotechnology, Inc.	6,793	53,868
*	Vor BioPharma, Inc.	4,801	8,786
*	Voyager Therapeutics, Inc.	15,118	99,325
*	Waters Corp.	4,673	1,114,651
*	Werewolf Therapeutics, Inc.	827	2,068
	West Pharmaceutical Services, Inc.	7,074	2,251,583
#*	XBiotech, Inc.	1,910	7,984
*	Xencor, Inc.	55,868	969,310
*	Xilio Therapeutics, Inc.	5,888	12,659
*	XOMA Corp.	579	10,914
#*	Zentalis Pharmaceuticals, Inc.	11,944	195,404
	Zimmer Biomet Holdings, Inc.	22,890	2,389,945
*	Zimvie, Inc.	2,536	17,904

TOTAL HEALTH CARE			383,283,559

INDUSTRIALS — (16.6%)
#*	3D Systems Corp.	35,929	134,015
	A O Smith Corp.	39,705	2,769,821
#	AAON, Inc.	36,111	1,967,327
*	AAR Corp.	41,249	2,448,541
	ABM Industries, Inc.	61,874	2,434,123
	ACCO Brands Corp.	115,393	583,889
	Acme United Corp.	1,921	64,353
	Acuity Brands, Inc.	23,535	3,811,964
*	ACV Auctions, Inc., Class A	22,363	298,099
	Advanced Drainage Systems, Inc.	19,953	2,131,579
	AECOM	28,187	2,157,715
*	AeroVironment, Inc.	16,292	1,868,041
*	AerSale Corp.	40,176	614,291
	AGCO Corp.	39,893	4,574,131
	Air Lease Corp.	120,144	4,160,587

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Air T, Inc.	8	$187
*	Air Transport Services Group, Inc.	68,935	1,349,058
	Alamo Group, Inc.	11,911	1,909,333
*	Alaska Air Group, Inc.	56,288	1,780,389
	Albany International Corp., Class A	27,180	2,218,160
*	Alight, Inc., Class A	127,971	849,727
	Allegiant Travel Co.	10,141	675,593
	Allegion PLC	10,433	1,026,190
	Allient, Inc.	20,477	565,165
	Allison Transmission Holdings, Inc.	51,835	2,613,521
*	Alpha Pro Tech Ltd.	2,600	10,400
#	Alta Equipment Group, Inc.	7,815	71,820
#*	Ameresco, Inc., Class A	28,526	745,955
#*	American Airlines Group, Inc.	35,363	394,297
#*	American Superconductor Corp.	25,200	157,878
*	American Woodmark Corp.	18,060	1,214,174
	AMETEK, Inc.	27,671	3,895,247
*	API Group Corp.	1,727	44,677
	Apogee Enterprises, Inc.	22,486	965,099
	Applied Industrial Technologies, Inc.	30,817	4,730,718
	ARC Document Solutions, Inc.	30,100	83,678
	ArcBest Corp.	27,286	2,970,900
	Arcosa, Inc.	40,664	2,808,662
	Argan, Inc.	18,178	831,462
	Armstrong World Industries, Inc.	24,436	1,854,448
#*	Art’s-Way Manufacturing Co., Inc.	2,856	5,598
*	ASGN, Inc.	47,729	3,983,462
	Astec Industries, Inc.	25,584	1,024,383
*	Astronics Corp.	23,004	352,651
*	Astronics Corp., Class B	13,763	199,563
*	Asure Software, Inc.	15,600	131,976
#*	Atkore, Inc.	44,248	5,499,141
#*	Avis Budget Group, Inc.	6,930	1,128,204
*	Axon Enterprise, Inc.	5,381	1,100,361
*	AZEK Co., Inc.	76,302	1,999,112
	AZZ, Inc.	23,996	1,134,291
	Barnes Group, Inc.	48,579	1,009,957
	Barrett Business Services, Inc.	5,321	486,659
*	Beacon Roofing Supply, Inc.	66,745	4,750,242
	BGSF, Inc.	14,224	131,856
*	Blue Bird Corp.	590	10,744
*	BlueLinx Holdings, Inc.	8,160	580,258
	Boise Cascade Co.	43,747	4,101,281
	Booz Allen Hamilton Holding Corp.	22,770	2,730,806
#*	Bowman Consulting Group Ltd.	550	14,613
	Brady Corp., Class A	44,173	2,273,143
*	BrightView Holdings, Inc.	730	4,920
	Brink’s Co.	18,815	1,257,971
	Broadridge Financial Solutions, Inc.	14,240	2,429,914
*	Broadwind, Inc.	305	799
*	Builders FirstSource, Inc.	30,594	3,320,061
	BWX Technologies, Inc.	29,270	2,174,176
#*	Byrna Technologies, Inc.	3,751	16,392
*	CACI International, Inc., Class A	11,833	3,842,885
	Carlisle Cos., Inc.	11,532	2,930,166
#	Carrier Global Corp.	54,682	2,606,144
*	Casella Waste Systems, Inc., Class A	33,003	2,490,076
	Caterpillar, Inc.	23,075	5,216,104
*	CBIZ, Inc.	56,917	2,957,407

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	38,048	$615,617
#*	Ceridian HCM Holding, Inc.	32,007	2,048,768
#	CH Robinson Worldwide, Inc.	18,084	1,479,814
#*	Chart Industries, Inc.	18,219	2,117,594
	Chicago Rivet & Machine Co.	855	15,005
#*	Cimpress PLC	8,368	499,319
	Civeo Corp.	7,765	155,300
*	Clarivate PLC	32,072	204,619
*	Clean Harbors, Inc.	44,902	6,900,090
	Columbus McKinnon Corp.	36,755	1,123,600
	Comfort Systems USA, Inc.	21,037	3,825,578
*	Commercial Vehicle Group, Inc.	30,826	214,857
	CompX International, Inc.	3,722	70,048
	Concentrix Corp.	40,401	3,078,960
*	Concrete Pumping Holdings, Inc.	4,934	34,686
*	Conduent, Inc.	201,733	643,528
*	Construction Partners, Inc., Class A	17,967	690,831
	Copa Holdings SA, Class A	14,555	1,188,416
*	Copart, Inc.	100,568	4,376,719
#*	Core & Main, Inc., Class A	2,300	69,184
#††	Costa Communications, Inc.	2,485	6,138
	Costamare, Inc.	143,943	1,299,805
	Covenant Logistics Group, Inc.	13,527	534,114
*»	CPI Aerostructures, Inc.	7,398	22,349
	CRA International, Inc.	10,793	1,048,108
	Crane Co.	31,638	3,079,327
	CSG Systems International, Inc.	30,759	1,441,367
	CSW Industrials, Inc.	16,758	2,970,523
	CSX Corp.	119,497	3,566,985
	Cummins, Inc.	19,861	4,295,934
	Curtiss-Wright Corp.	19,882	3,952,740
*	Daseke, Inc.	20,552	91,251
	Deere & Co.	19,219	7,021,854
	Delta Air Lines, Inc.	20,897	653,031
	Deluxe Corp.	37,324	636,374
*	Distribution Solutions Group, Inc.	27,224	820,804
#*	DLH Holdings Corp.	3,701	50,630
	Donaldson Co., Inc.	31,166	1,797,032
	Douglas Dynamics, Inc.	30,432	738,889
	Dover Corp.	16,701	2,170,295
*	Ducommun, Inc.	13,252	633,976
	Dun & Bradstreet Holdings, Inc.	75,274	659,400
*	DXP Enterprises, Inc.	19,078	621,943
*	Dycom Industries, Inc.	31,668	2,697,480
#	Eagle Bulk Shipping, Inc.	9,140	372,912
	Eastern Co.	5,972	97,045
	Eaton Corp. PLC	26,007	5,407,115
	EMCOR Group, Inc.	37,902	7,832,448
	Emerson Electric Co.	27,946	2,486,356
#	Encore Wire Corp.	18,399	3,290,293
*	Energy Recovery, Inc.	24,223	368,190
	Enerpac Tool Group Corp.	49,153	1,391,030
	EnerSys	35,677	3,053,238
	Eneti, Inc.	36,854	374,068
	Ennis, Inc.	26,375	563,370
#	EnPro Industries, Inc.	24,193	2,686,875
*	Enviri Corp.	115,188	661,179
#	Equifax, Inc.	7,143	1,211,239
	Esab Corp.	37,506	2,374,130

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	ESCO Technologies, Inc.	24,130	$2,345,919
	Espey Mfg. & Electronics Corp.	3,027	48,311
#	EVI Industries, Inc.	3,830	98,546
*	ExlService Holdings, Inc.	80,565	2,103,552
	Expeditors International of Washington, Inc.	10,629	1,161,218
	Exponent, Inc.	23,078	1,691,387
	Fastenal Co.	27,033	1,577,105
	Federal Signal Corp.	61,545	3,572,072
	FedEx Corp.	21,097	5,065,390
#	First Advantage Corp.	12,146	158,019
	Flowserve Corp.	47,162	1,731,789
*	Fluor Corp.	62,332	2,075,032
#*	Flux Power Holdings, Inc.	4,043	13,221
*	Forrester Research, Inc.	17,334	402,149
	Fortive Corp.	40,474	2,642,143
	Fortune Brands Innovations, Inc.	25,464	1,420,891
	Forward Air Corp.	28,548	1,838,777
*	Franklin Covey Co.	17,905	705,636
	Franklin Electric Co., Inc.	42,569	3,691,584
#*	Frontier Group Holdings, Inc.	47,686	161,656
*	FTI Consulting, Inc.	25,552	5,423,668
*	Gates Industrial Corp. PLC	54,936	599,901
	GATX Corp.	33,088	3,460,343
#	Genco Shipping & Trading Ltd.	37,690	496,377
*	Gencor Industries, Inc.	12,690	180,198
*	Generac Holdings, Inc.	6,608	555,535
	General Dynamics Corp.	15,911	3,839,483
	General Electric Co.	1,790	194,448
	Genpact Ltd.	66,360	2,225,714
*	Gibraltar Industries, Inc.	30,285	1,843,145
	Global Industrial Co.	34,554	1,104,000
*	GMS, Inc.	38,466	2,249,492
	Gorman-Rupp Co.	23,618	697,912
	Graco, Inc.	25,125	1,868,044
#	GrafTech International Ltd.	102,103	352,255
*	Graham Corp.	10,619	165,550
#	Granite Construction, Inc.	61,159	2,475,716
#*	Great Lakes Dredge & Dock Corp.	83,978	638,233
	Greenbrier Cos., Inc.	35,955	1,243,683
	Griffon Corp.	49,908	1,993,326
*	GXO Logistics, Inc.	23,874	1,205,876
	H&E Equipment Services, Inc.	46,830	1,906,918
#*	Hawaiian Holdings, Inc.	45,463	191,399
#*	Hayward Holdings, Inc.	61,904	649,992
	Healthcare Services Group, Inc.	24,922	236,759
	Heartland Express, Inc.	53,521	624,055
	HEICO Corp.	3,400	538,594
	HEICO Corp., Class A	5,443	691,969
	Heidrick & Struggles International, Inc.	17,435	424,368
	Helios Technologies, Inc.	31,722	1,640,662
	Herc Holdings, Inc.	27,075	2,891,339
#*	Hertz Global Holdings, Inc.	82,342	694,143
	Hexcel Corp.	42,016	2,601,631
	Hillenbrand, Inc.	40,968	1,558,013
*	Hillman Solutions Corp.	3,408	22,356
	HireQuest, Inc.	1,551	23,637
#	HNI Corp.	60,162	2,087,020
	Honeywell International, Inc.	22,922	4,200,686
	Howmet Aerospace, Inc.	52,078	2,296,640

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Hub Group, Inc., Class A	29,907	$2,056,106
	Hubbell, Inc.	7,919	2,138,922
*	Hudson Global, Inc.	5,895	86,480
*	Hudson Technologies, Inc.	41,792	538,281
	Huntington Ingalls Industries, Inc.	17,118	3,762,879
	Hurco Cos., Inc.	6,566	131,320
*	Huron Consulting Group, Inc.	33,674	3,345,849
	Hyster-Yale Materials Handling, Inc.	17,367	694,854
*	IBEX Holdings Ltd.	14,301	233,392
	ICF International, Inc.	19,317	2,448,043
	IDEX Corp.	6,614	1,265,986
*	IES Holdings, Inc.	19,906	1,238,750
	Ingersoll Rand, Inc.	47,776	2,899,048
#*	Innodata, Inc.	20,391	152,932
*	Innovative Solutions & Support, Inc.	14,202	103,533
	Insperity, Inc.	11,619	1,229,755
	Insteel Industries, Inc.	24,067	671,710
	Interface, Inc.	59,367	527,773
	ITT, Inc.	57,568	5,373,973
	Jacobs Solutions, Inc.	10,283	1,370,724
*	Janus International Group, Inc.	11,834	110,766
	JB Hunt Transport Services, Inc.	17,722	3,045,880
*	JELD-WEN Holding, Inc.	87,621	992,746
#*	JetBlue Airways Corp.	267,985	1,007,624
	John Bean Technologies Corp.	13,334	1,387,003
	Johnson Controls International PLC	191,481	9,386,399
#	Kadant, Inc.	11,594	2,550,680
	Kaman Corp.	27,554	512,780
	Karat Packaging, Inc.	5,494	113,341
	KBR, Inc.	51,889	3,017,345
	Kelly Services, Inc., Class A	54,974	981,286
#	Kennametal, Inc.	90,014	2,080,224
#	Kforce, Inc.	27,067	1,652,170
*	Kirby Corp.	50,715	3,788,410
	Knight-Swift Transportation Holdings, Inc.	138,261	6,759,580
	Korn Ferry	49,952	2,273,815
*	Kratos Defense & Security Solutions, Inc.	124,862	2,128,897
*	L B Foster Co., Class A	9,119	178,915
	L3Harris Technologies, Inc.	20,285	3,639,332
	Landstar System, Inc.	13,301	2,191,739
	Leidos Holdings, Inc.	26,625	2,639,070
	Lennox International, Inc.	4,245	1,572,942
*	Limbach Holdings, Inc.	18,803	560,329
#	Lincoln Electric Holdings, Inc.	19,234	3,362,103
	Lindsay Corp.	9,330	1,165,504
*	Liquidity Services, Inc.	37,467	721,989
	Lockheed Martin Corp.	2,444	1,111,140
*	LS Starrett Co., Class A	5,375	54,126
	LSI Industries, Inc.	28,441	423,202
	Luxfer Holdings PLC	24,059	198,968
*	Manitex International, Inc.	17,056	68,395
*	Manitowoc Co., Inc.	54,485	697,408
	ManpowerGroup, Inc.	51,785	3,623,396
	Marten Transport Ltd.	90,946	1,598,831
	Masco Corp.	23,627	1,230,730
*	Masonite International Corp.	25,598	2,025,826
*	MasTec, Inc.	60,112	3,573,057
*	Mastech Digital, Inc.	1,982	17,342
*	Masterbrand, Inc.	40,421	449,077

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Matrix Service Co.	37,258	$434,056
	Matson, Inc.	44,826	3,902,103
	Matthews International Corp., Class A	35,245	1,249,083
	Maximus, Inc.	25,230	1,885,186
#*	Mayville Engineering Co., Inc.	7,256	87,725
	McGrath RentCorp	30,219	3,040,031
	MDU Resources Group, Inc.	165,046	3,071,506
*	Mercury Systems, Inc.	32,958	1,185,829
*	Middleby Corp.	10,556	1,191,456
	Miller Industries, Inc.	12,628	459,280
	MillerKnoll, Inc.	61,934	1,455,449
*	Mistras Group, Inc.	30,433	166,469
*	Montrose Environmental Group, Inc.	17,760	410,611
	Moog, Inc., Class A	25,777	2,991,421
*	MRC Global, Inc.	73,915	776,847
	MSA Safety, Inc.	10,170	1,605,640
#	MSC Industrial Direct Co., Inc., Class A	24,221	2,294,940
#	Mueller Industries, Inc.	114,144	4,304,370
	Mueller Water Products, Inc., Class A	140,860	1,742,438
*	MYR Group, Inc.	18,525	2,145,751
	National Presto Industries, Inc.	7,135	533,341
	NL Industries, Inc.	33,143	165,052
#*	NN, Inc.	14,160	25,488
	Nordson Corp.	8,040	1,709,224
	Norfolk Southern Corp.	13,284	2,534,454
	Northrop Grumman Corp.	9,443	4,451,713
*	Northwest Pipe Co.	10,018	273,091
*	NOW, Inc.	122,888	1,354,226
*	NV5 Global, Inc.	9,978	941,424
	nVent Electric PLC	84,713	4,077,237
#	Omega Flex, Inc.	4,638	338,899
*	OPENLANE, Inc.	88,581	1,189,643
*	Orion Group Holdings, Inc.	32,630	156,624
	Oshkosh Corp.	55,655	4,882,613
	Otis Worldwide Corp.	27,948	2,157,865
	Owens Corning	67,293	7,629,007
	P&F Industries, Inc., Class A	2,014	25,658
	PACCAR, Inc.	27,082	2,235,077
*	PAM Transportation Services, Inc.	28,938	499,759
	Pangaea Logistics Solutions Ltd.	36,161	209,372
	Park Aerospace Corp.	13,943	204,683
	Parker-Hannifin Corp.	17,006	6,273,683
	Park-Ohio Holdings Corp.	23,241	527,106
*	Parsons Corp.	31,968	1,807,790
*	Patriot Transportation Holding, Inc.	2,586	19,860
	Paychex, Inc.	10,435	1,158,807
	Paycom Software, Inc.	2,951	722,906
*	Paycor HCM, Inc.	3,290	70,998
*	Paylocity Holding Corp.	4,147	743,972
	Pentair PLC	72,189	4,195,625
*	Performant Financial Corp.	8,931	20,809
#*	Perma-Fix Environmental Services, Inc.	2,877	26,756
*	Perma-Pipe International Holdings, Inc.	5,730	37,875
*	PGT Innovations, Inc.	60,041	1,797,628
	Pitney Bowes, Inc.	43,527	140,592
	Powell Industries, Inc.	19,042	1,459,569
	Preformed Line Products Co.	4,776	646,432
	Primoris Services Corp.	51,587	1,550,705
*	Proto Labs, Inc.	23,574	556,582

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Quad/Graphics, Inc.	66,720	$326,261
	Quanex Building Products Corp.	37,808	1,015,145
	Quanta Services, Inc.	22,160	3,703,379
*	Quest Resource Holding Corp.	10,130	73,442
*	Radiant Logistics, Inc.	44,703	261,960
*	RBC Bearings, Inc.	15,134	3,327,059
#*	RCM Technologies, Inc.	3,727	73,869
	Regal Rexnord Corp.	65,957	7,809,968
	Republic Services, Inc.	15,538	2,307,238
*	Resideo Technologies, Inc.	130,927	1,895,823
	Resources Connection, Inc.	36,853	496,410
	REV Group, Inc.	86,124	1,226,406
#	Robert Half, Inc.	28,346	2,119,430
*	Rocket Lab USA, Inc.	18,413	77,887
	Rockwell Automation, Inc.	1,280	336,397
	Rollins, Inc.	21,642	813,956
#	RTX Corp.	107,084	8,715,567
	Rush Enterprises, Inc., Class A	67,551	2,403,465
#	Rush Enterprises, Inc., Class B	17,113	692,050
*	RXO, Inc.	51,895	908,681
	Ryder System, Inc.	45,181	4,406,955
#*	Saia, Inc.	14,900	5,341,501
	Schneider National, Inc., Class B	60,240	1,525,879
	Science Applications International Corp.	28,065	3,065,821
	Sensata Technologies Holding PLC	52,970	1,688,684
*	Servotronics, Inc.	1,499	14,953
	Shyft Group, Inc.	38,885	426,957
*	SIFCO Industries, Inc.	4,888	21,361
	Simpson Manufacturing Co., Inc.	26,042	3,468,274
#*	SiteOne Landscape Supply, Inc.	10,251	1,412,280
*	SkyWest, Inc.	52,334	2,206,925
	Snap-on, Inc.	11,913	3,072,839
	Southwest Airlines Co.	84,412	1,876,479
*	SP Plus Corp.	30,383	1,535,253
#	Spirit Airlines, Inc.	16,855	193,495
*	SPX Technologies, Inc.	43,739	3,504,369
	SS&C Technologies Holdings, Inc.	30,416	1,528,404
	Standex International Corp.	13,043	1,872,584
	Stanley Black & Decker, Inc.	20,902	1,777,715
*	StarTek, Inc.	18,058	77,288
	Steelcase, Inc., Class A	95,288	1,039,592
*	Stericycle, Inc.	48,232	1,989,088
#*	Sterling Check Corp.	30,327	339,056
*	Sterling Infrastructure, Inc.	24,499	1,784,752
#*	Sun Country Airlines Holdings, Inc.	7,466	97,207
#*	Sunrun, Inc.	150,841	1,455,616
#*	TaskUS, Inc., Class A	24,128	223,908
*	Taylor Devices, Inc.	1,412	31,265
#	Tecnoglass, Inc.	21,521	703,306
	Tennant Co.	18,358	1,362,531
	Terex Corp.	58,736	2,690,109
#	Tetra Tech, Inc.	18,531	2,796,513
#	Textainer Group Holdings Ltd.	54,230	2,663,778
	Textron, Inc.	43,382	3,297,032
*	Thermon Group Holdings, Inc.	36,725	980,190
	Timken Co.	67,263	4,649,219
*	Titan International, Inc.	80,234	911,458
#*	Titan Machinery, Inc.	25,317	628,874
	Toro Co.	19,647	1,588,263

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Trane Technologies PLC	10,333	$1,966,473
#*	Transcat, Inc.	7,856	707,197
	TransUnion	12,705	557,495
*	Trex Co., Inc.	18,744	1,053,600
*	TriNet Group, Inc.	13,708	1,408,497
	Trinity Industries, Inc.	101,146	2,106,871
*	Triumph Group, Inc.	23,283	173,691
*	TrueBlue, Inc.	36,599	405,151
	TTEC Holdings, Inc.	42,582	876,338
*	Tutor Perini Corp.	55,770	402,102
*	Twin Disc, Inc.	12,774	175,515
	UFP Industries, Inc.	65,346	6,218,979
#*	U-Haul Holding Co.	13,857	680,656
	U-Haul Holding Co., Non Voting	124,713	5,887,701
*	Ultralife Corp.	16,801	124,663
	UniFirst Corp.	17,486	2,875,223
	Union Pacific Corp.	19,511	4,050,679
*	United Airlines Holdings, Inc.	17,741	621,112
	United Parcel Service, Inc., Class B	36,345	5,133,731
	United Rentals, Inc.	16,006	6,502,758
#	Universal Logistics Holdings, Inc.	26,597	595,241
*	Upwork, Inc.	3,859	40,327
*	V2X, Inc.	12,884	657,986
	Valmont Industries, Inc.	13,308	2,620,478
*	Veralto Corp.	10,383	716,427
	Verisk Analytics, Inc.	9,491	2,157,874
	Veritiv Corp.	13,689	2,319,053
*	Verra Mobility Corp.	98,841	1,954,087
	Vertiv Holdings Co., Class A	15,394	604,522
	Vestis Corp.	55,686	851,439
*	Viad Corp.	15,387	372,827
*	Vicor Corp.	10,138	392,746
*	Virco Mfg. Corp.	18,900	115,101
*	VirTra, Inc.	2,086	9,867
#	VSE Corp.	13,143	707,093
	Wabash National Corp.	63,600	1,315,884
	Waste Management, Inc.	21,260	3,493,656
#	Watsco, Inc.	7,308	2,549,688
#»	Watsco, Inc., Class B	1,205	425,624
	Watts Water Technologies, Inc., Class A	14,212	2,458,818
	Werner Enterprises, Inc.	69,250	2,515,160
	WESCO International, Inc.	50,302	6,448,716
	Westinghouse Air Brake Technologies Corp.	54,176	5,743,740
*	Willdan Group, Inc.	13,889	245,002
*	Willis Lease Finance Corp.	7,583	338,808
*	WillScot Mobile Mini Holdings Corp.	68,847	2,713,260
	Woodward, Inc.	29,442	3,671,417
	WW Grainger, Inc.	4,935	3,601,711
#*	Xometry, Inc., Class A	3,384	49,237
#*	XPO, Inc.	23,874	1,809,888
	Xylem, Inc.	43,952	4,111,270

TOTAL INDUSTRIALS			715,894,935

INFORMATION TECHNOLOGY — (8.7%)
	A10 Networks, Inc.	70,691	768,411
	Accenture PLC, Class A	11,442	3,399,304
*	ACI Worldwide, Inc.	108,676	2,213,730
	Adeia, Inc.	66,034	556,667
#	Advanced Energy Industries, Inc.	35,049	3,058,376

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Advanced Micro Devices, Inc.	75,622	$7,448,767
#*	Agilysys, Inc.	19,464	1,669,817
*	Airgain, Inc.	7,221	23,902
*	Akamai Technologies, Inc.	17,530	1,811,375
#*	Alarm.com Holdings, Inc.	15,566	795,890
*	Alithya Group, Inc., Class A	9,189	12,589
*	Alkami Technology, Inc.	9,848	176,772
*	Alpha & Omega Semiconductor Ltd.	31,612	749,837
#*	Altair Engineering, Inc., Class A	4,241	263,451
*	Ambarella, Inc.	22,816	1,026,492
	Amdocs Ltd.	29,378	2,354,940
	American Software, Inc., Class A	29,205	320,379
	Amkor Technology, Inc.	308,829	6,442,173
	Amphenol Corp., Class A	24,798	1,997,479
#*	AmpliTech Group, Inc.	1,832	3,224
*	Amtech Systems, Inc.	11,930	85,478
	Analog Devices, Inc.	26,601	4,185,135
*	ANSYS, Inc.	7,175	1,996,515
#*	Appfolio, Inc., Class A	2,156	404,401
	Applied Materials, Inc.	11,896	1,574,436
*	Arista Networks, Inc.	1,635	327,605
*	Arlo Technologies, Inc.	71,690	608,648
*	Arrow Electronics, Inc.	63,192	7,166,605
*	Aspen Technology, Inc.	14,695	2,612,036
*	AstroNova, Inc.	7,311	99,283
#*	Aurora Innovation, Inc.	100,821	176,437
*	Aviat Networks, Inc.	11,588	309,400
	Avnet, Inc.	82,723	3,832,557
*	Aware, Inc.	18,258	20,084
#*	Axcelis Technologies, Inc.	29,321	3,738,427
*	AXT, Inc.	56,792	113,016
	Badger Meter, Inc.	19,606	2,716,411
	Bel Fuse, Inc., Class A	2,276	117,829
	Bel Fuse, Inc., Class B	10,532	570,624
	Belden, Inc.	28,935	2,051,491
	Benchmark Electronics, Inc.	32,902	796,557
	BK Technologies Corp.	1,538	19,379
*	Blackbaud, Inc.	18,429	1,205,257
*	Box, Inc., Class A	29,144	724,520
*	Brightcove, Inc.	15,867	48,870
*	Calix, Inc.	54,247	1,796,661
*	Cambium Networks Corp.	800	3,984
#*	CCC Intelligent Solutions Holdings, Inc.	2,372	25,546
	CDW Corp.	10,144	2,032,858
*	Cerence, Inc.	33,600	514,416
*	CEVA, Inc.	21,327	366,185
*	Ciena Corp.	94,198	3,975,156
*	Cirrus Logic, Inc.	50,742	3,396,162
	Cisco Systems, Inc.	205,622	10,719,075
#*	Cleanspark, Inc.	172,100	705,610
#*	Clearfield, Inc.	6,868	164,969
	Climb Global Solutions, Inc.	4,672	207,811
#*	Coda Octopus Group, Inc.	4,669	30,815
	Cognex Corp.	10,076	362,635
	Cognizant Technology Solutions Corp., Class A	27,803	1,792,459
*	Cognyte Software Ltd.	54,400	227,392
*	Coherent Corp.	30,976	916,890
*	Cohu, Inc.	54,502	1,642,690
*	CommVault Systems, Inc.	11,803	771,326

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Computer Task Group, Inc.	17,123	$177,737
	Comtech Telecommunications Corp.	25,933	316,383
#*	Consensus Cloud Solutions, Inc.	8,452	182,479
#*	CoreCard Corp.	1,025	21,904
	Corning, Inc.	156,402	4,185,318
*	Corsair Gaming, Inc.	16,204	207,249
*	CPI Card Group, Inc.	706	11,684
*	CPS Technologies Corp.	3,306	8,629
#	Crane NXT Co.	33,138	1,723,176
	CSP, Inc.	2,269	47,309
	CTS Corp.	32,535	1,217,134
#*	CVD Equipment Corp.	5,741	33,355
*	Daktronics, Inc.	87,962	846,194
*	Data I/O Corp.	3,111	9,831
#*	Digi International, Inc.	41,948	1,056,251
#*»	Digital Turbine, Inc.	54,433	258,012
*	Diodes, Inc.	42,123	2,741,365
	Dolby Laboratories, Inc., Class A	28,306	2,291,088
*	DoubleVerify Holdings, Inc.	31,598	879,372
*	Dropbox, Inc., Class A	32,653	858,774
*	DXC Technology Co.	157,141	3,169,534
*	Dynatrace, Inc.	5,949	265,980
#*	E2open Parent Holdings, Inc.	49,903	144,220
#	Ebix, Inc.	29,521	179,783
*	eGain Corp.	25,600	154,112
*	EngageSmart, Inc.	3,941	89,264
*	Enphase Energy, Inc.	6,057	482,016
#	Entegris, Inc.	21,376	1,881,943
*	Envestnet, Inc.	34,713	1,284,381
*	EPAM Systems, Inc.	4,374	951,651
*	ePlus, Inc.	27,501	1,718,812
*	Everbridge, Inc.	15,324	315,828
#*	Everspin Technologies, Inc.	1,444	13,963
#*	Extreme Networks, Inc.	51,584	1,063,662
*	F5, Inc.	12,726	1,929,134
*	Fabrinet	34,607	5,364,085
#*	FARO Technologies, Inc.	17,006	218,867
#*	Fastly, Inc., Class A	76,545	1,122,915
*	First Solar, Inc.	19,499	2,777,633
*	Flex Ltd.	150,400	3,868,288
*	FormFactor, Inc.	71,695	2,429,027
#*	Franklin Wireless Corp.	6,922	20,420
	Frequency Electronics, Inc.	8,185	60,487
*	Freshworks, Inc., Class A	34,481	618,589
	Gen Digital, Inc.	102,406	1,706,084
#*	Genasys, Inc.	5,386	9,587
#*	GLOBALFOUNDRIES, Inc.	527	26,150
*	Globant SA	5,573	949,026
*	GoDaddy, Inc., Class A	13,141	962,315
*	Grid Dynamics Holdings, Inc.	8,579	86,991
*	Guidewire Software, Inc.	19,676	1,773,398
	Hackett Group, Inc.	32,110	715,732
#*	Harmonic, Inc.	97,724	1,054,442
*	HashiCorp, Inc., Class A	42,325	833,379
	Hewlett Packard Enterprise Co.	375,365	5,773,114
	HP, Inc.	82,578	2,174,279
*	HubSpot, Inc.	884	374,613
*	Ichor Holdings Ltd.	29,239	709,338
*	Identiv, Inc.	2,416	14,713

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Immersion Corp.	18,725	$119,653
#*	Infinera Corp.	73,633	215,745
*	Informatica, Inc., Class A	2,410	46,224
	Information Services Group, Inc.	25,921	105,239
#*	Insight Enterprises, Inc.	29,949	4,291,692
#*	Instructure Holdings, Inc.	798	19,655
	Intel Corp.	359,241	13,112,296
#	InterDigital, Inc.	38,244	2,877,861
	International Business Machines Corp.	52,019	7,524,028
*	inTEST Corp.	11,005	142,295
*	Intevac, Inc.	27,518	88,333
	Intuit, Inc.	2,073	1,026,031
*	IPG Photonics Corp.	27,383	2,352,200
*	Issuer Direct Corp.	427	7,447
*	Iteris, Inc.	20,318	89,806
*	Itron, Inc.	36,254	2,076,629
#	Jabil, Inc.	74,660	9,168,248
#*	Jamf Holding Corp.	34,847	559,643
*	JFrog Ltd.	19,661	442,176
	Juniper Networks, Inc.	151,640	4,082,149
*	Key Tronic Corp.	10,062	38,336
*	Keysight Technologies, Inc.	20,470	2,498,363
*	Kimball Electronics, Inc.	23,340	611,508
*	Knowles Corp.	183,551	2,384,327
	Kulicke & Soffa Industries, Inc.	59,739	2,485,740
*	KVH Industries, Inc.	24,199	113,251
*	Kyndryl Holdings, Inc.	106,829	1,562,908
*	Lantronix, Inc.	13,607	62,184
*	LGL Group, Inc.	2,275	10,351
	Littelfuse, Inc.	11,638	2,521,605
#*	LivePerson, Inc.	13,176	34,785
*	LiveRamp Holdings, Inc.	66,405	1,836,762
*	Lumentum Holdings, Inc.	37,454	1,468,571
#*	Luna Innovations, Inc.	17,620	100,082
#*	MACOM Technology Solutions Holdings, Inc.	29,275	2,065,058
*	Magnachip Semiconductor Corp.	46,273	341,957
	Marvell Technology, Inc.	50,922	2,404,537
*	Matterport, Inc.	185,529	378,479
*	MaxLinear, Inc.	44,393	674,774
#*	MeridianLink, Inc.	3,442	56,518
	Methode Electronics, Inc.	32,645	746,591
	Microchip Technology, Inc.	24,136	1,720,655
	Micron Technology, Inc.	133,994	8,960,179
	Microsoft Corp.	10,817	3,657,336
#*	Mitek Systems, Inc.	11,929	127,402
	Monolithic Power Systems, Inc.	3,143	1,388,389
*	M-Tron Industries, Inc.	1,137	27,402
*	N-able, Inc.	43,173	559,522
#	Napco Security Technologies, Inc.	36,440	669,403
#*	Navitas Semiconductor Corp.	33,565	175,881
#*	nCino, Inc.	12,409	348,693
*	NCR Voyix Corp.	82,525	1,261,807
	NetApp, Inc.	7,400	538,572
*	NETGEAR, Inc.	26,647	336,818
*	NetScout Systems, Inc.	62,676	1,368,217
#*	NetSol Technologies, Inc.	4,255	7,446
	Network-1 Technologies, Inc.	6,962	15,665
*	nLight, Inc.	45,577	379,656
*	Nortech Systems, Inc.	1,040	8,081

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Novanta, Inc.	8,157	$1,077,213
*	Nutanix, Inc., Class A	1,434	51,896
#	NVE Corp.	3,647	247,996
	NXP Semiconductors NV	3,694	636,956
*	Okta, Inc.	25,434	1,714,506
*	Olo, Inc., Class A	115,513	590,271
#*	ON Semiconductor Corp.	77,943	4,882,350
	ON24, Inc.	43,985	270,508
*	OneSpan, Inc.	72,302	571,186
*	Onto Innovation, Inc.	49,456	5,557,371
*	Optical Cable Corp.	6,626	17,426
*	OSI Systems, Inc.	16,576	1,728,380
#*	Palantir Technologies, Inc., Class A	15,291	226,307
#*	PAR Technology Corp.	15,582	454,839
	PC Connection, Inc.	30,727	1,646,353
	PCTEL, Inc.	16,219	111,100
*	PDF Solutions, Inc.	39,463	1,046,953
#*	Perficient, Inc.	25,917	1,508,110
*	Photronics, Inc.	89,745	1,647,718
*	Plexus Corp.	28,992	2,850,493
	Power Integrations, Inc.	40,829	2,830,675
*	Powerfleet, Inc.	20,937	38,733
#*	PowerSchool Holdings, Inc., Class A	27,140	540,629
#*	Procore Technologies, Inc.	6,394	390,609
	Progress Software Corp.	40,738	2,093,118
*	PTC, Inc.	8,262	1,160,150
*	Pure Storage, Inc., Class A	35,471	1,199,275
*	Q2 Holdings, Inc.	13,912	417,777
*	Qorvo, Inc.	28,567	2,497,327
	QUALCOMM, Inc.	13,214	1,440,194
*	Qualys, Inc.	13,938	2,131,817
*	Rambus, Inc.	87,059	4,729,915
*	RF Industries Ltd.	7,730	22,881
#*	Ribbon Communications, Inc.	29,540	55,535
	Richardson Electronics Ltd.	12,056	138,282
*	Rogers Corp.	15,355	1,886,976
	Roper Technologies, Inc.	4,888	2,388,130
*	Salesforce, Inc.	18,769	3,769,378
*	Sanmina Corp.	55,177	2,806,854
	Sapiens International Corp. NV	20,903	533,027
*	ScanSource, Inc.	50,523	1,535,899
	Seagate Technology Holdings PLC	19,339	1,319,887
*	SecureWorks Corp., Class A	9,248	54,378
#*	Semtech Corp.	35,522	495,887
#*	SentinelOne, Inc., Class A	67,268	1,051,399
#*	Silicon Laboratories, Inc.	16,179	1,491,380
#*	SiTime Corp.	4,665	465,567
	Skyworks Solutions, Inc.	21,255	1,843,659
#*	SMART Global Holdings, Inc.	39,576	542,191
*	Socket Mobile, Inc.	3,342	3,242
#*	SolarEdge Technologies, Inc.	2,609	198,154
*	SolarWinds Corp.	78,892	726,595
*	Sono-Tek Corp.	1,661	8,388
#*	SoundThinking, Inc.	12,881	194,374
*	SPS Commerce, Inc.	5,819	933,018
*	Squarespace, Inc., Class A	2,047	58,155
*	Stratasys Ltd.	71,592	728,091
#*	Super Micro Computer, Inc.	40,553	9,711,227
*	Synaptics, Inc.	18,436	1,542,356

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Taitron Components, Inc., Class A	2,735	$9,299
	TD SYNNEX Corp.	51,134	4,687,965
	TE Connectivity Ltd.	21,510	2,534,953
*	Teledyne Technologies, Inc.	5,520	2,067,737
*	Teradata Corp.	40,315	1,722,257
	Teradyne, Inc.	19,994	1,664,900
#*	TransAct Technologies, Inc.	8,099	47,460
*	Trimble, Inc.	20,017	943,401
*	TTM Technologies, Inc.	95,013	1,091,699
*	Turtle Beach Corp.	10,782	88,952
*	Twilio, Inc., Class A	35,957	1,843,156
*	Tyler Technologies, Inc.	2,256	841,262
#*	UiPath, Inc., Class A	58,960	915,649
*	Ultra Clean Holdings, Inc.	47,293	1,128,411
*	Unisys Corp.	57,400	159,572
	Universal Display Corp.	12,895	1,794,726
*	Veeco Instruments, Inc.	39,194	938,304
*	Verint Systems, Inc.	47,340	890,465
#*	Vertex, Inc., Class A	2,937	71,105
*	Viant Technology, Inc., Class A	2,723	14,677
#*	Viasat, Inc.	38,124	703,007
*	Viavi Solutions, Inc.	194,528	1,513,428
	Vishay Intertechnology, Inc.	131,816	2,931,588
*	Vishay Precision Group, Inc.	14,496	433,720
*	VMware, Inc., Class A	943	137,348
	Vontier Corp.	59,654	1,763,372
*	Western Digital Corp.	71,689	2,878,313
*	WidePoint Corp.	1,177	2,001
#*	Wolfspeed, Inc.	19,971	675,819
#	Xerox Holdings Corp.	111,019	1,425,484
*	Xperi, Inc.	24,548	208,413
*	Zebra Technologies Corp., Class A	5,373	1,125,267
*	Zoom Video Communications, Inc., Class A	14,149	848,657

TOTAL INFORMATION TECHNOLOGY			375,818,804

MATERIALS — (6.7%)
	AdvanSix, Inc.	30,180	831,459
	Air Products & Chemicals, Inc.	8,130	2,296,237
#	Albemarle Corp.	20,164	2,556,392
	Alcoa Corp.	82,404	2,112,839
	Alpha Metallurgical Resources, Inc.	9,144	2,011,314
*	Alto Ingredients, Inc.	53,553	222,780
	Amcor PLC	176,888	1,572,534
*	American Biltrite, Inc.	22	2,585
	American Vanguard Corp.	38,663	361,886
#*	Ampco-Pittsburgh Corp.	19,907	52,754
	AptarGroup, Inc.	28,975	3,542,773
	Arch Resources, Inc.	13,781	2,078,588
*	Ascent Industries Co.	9,589	80,068
	Ashland, Inc.	46,949	3,597,702
#*	Aspen Aerogels, Inc.	7,213	55,684
#*	ATI, Inc.	68,340	2,581,202
	Avery Dennison Corp.	13,122	2,284,147
	Avient Corp.	81,816	2,587,022
*	Axalta Coating Systems Ltd.	68,159	1,787,811
	Balchem Corp.	25,088	2,916,229
	Ball Corp.	25,400	1,223,010
	Berry Global Group, Inc.	61,972	3,408,460
#	Cabot Corp.	47,034	3,126,820

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Caledonia Mining Corp. PLC	1,210	$13,395
	Carpenter Technology Corp.	40,717	2,553,770
#	Celanese Corp.	17,092	1,957,205
#*	Century Aluminum Co.	79,923	528,291
	CF Industries Holdings, Inc.	57,803	4,611,523
	Chemours Co.	97,444	2,349,375
*	Clearwater Paper Corp.	15,091	510,227
*	Cleveland-Cliffs, Inc.	270,491	4,538,839
#*	Coeur Mining, Inc.	348,020	873,530
	Commercial Metals Co.	98,249	4,154,950
#	Compass Minerals International, Inc.	30,792	758,715
*	Core Molding Technologies, Inc.	8,981	229,734
	Corteva, Inc.	116,088	5,588,476
	Crown Holdings, Inc.	25,923	2,089,394
*	Dakota Gold Corp.	4,688	13,501
	Dow, Inc.	212,547	10,274,522
	DuPont de Nemours, Inc.	62,654	4,566,224
	Eagle Materials, Inc.	26,397	4,062,762
	Eastman Chemical Co.	82,024	6,129,654
	Ecolab, Inc.	9,334	1,565,685
*	Ecovyst, Inc.	129,883	1,194,924
	Element Solutions, Inc.	246,475	4,493,239
#*	Ferroglobe PLC	152,400	693,420
	Flexible Solutions International, Inc.	2,593	5,160
	FMC Corp.	14,998	797,894
	Fortitude Gold Corp.	17,074	100,737
	Freeport-McMoRan, Inc.	127,751	4,315,429
	Friedman Industries, Inc.	9,833	94,987
	FutureFuel Corp.	55,956	366,512
#*	Glatfelter Corp.	15,910	27,524
	Graphic Packaging Holding Co.	252,443	5,430,049
	Greif, Inc., Class A	30,282	1,922,907
	Greif, Inc., Class B	9,575	613,374
	Hawkins, Inc.	19,412	1,114,831
	Haynes International, Inc.	11,414	491,087
	HB Fuller Co.	44,273	2,928,659
	Hecla Mining Co.	520,329	2,117,739
	Huntsman Corp.	201,971	4,711,983
*	Ingevity Corp.	19,251	775,430
	Innospec, Inc.	23,208	2,274,384
#	International Flavors & Fragrances, Inc.	21,941	1,499,667
	International Paper Co.	108,945	3,674,715
#*	Intrepid Potash, Inc.	8,625	171,551
	Kaiser Aluminum Corp.	19,151	1,087,777
*	Knife River Corp.	41,261	2,076,254
	Koppers Holdings, Inc.	19,886	727,231
#	Kronos Worldwide, Inc.	65,548	452,281
	Linde PLC	28,454	10,873,981
#*	Livent Corp.	88,243	1,287,465
	Louisiana-Pacific Corp.	65,945	3,381,660
*	LSB Industries, Inc.	68,602	624,964
	LyondellBasell Industries NV, Class A	79,944	7,214,147
	Martin Marietta Materials, Inc.	6,388	2,612,309
	Materion Corp.	20,362	1,974,707
#	Mativ Holdings, Inc.	49,169	644,114
#	Mercer International, Inc.	63,817	506,707
	Minerals Technologies, Inc.	29,307	1,584,336
	Mosaic Co.	100,842	3,275,348
#*	MP Materials Corp.	43,947	720,731

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Myers Industries, Inc.	42,892	$719,299
	NewMarket Corp.	3,889	1,875,081
	Newmont Corp.	163,064	6,110,008
	Northern Technologies International Corp.	7,510	93,800
	Nucor Corp.	112,169	16,577,457
*	O-I Glass, Inc.	100,570	1,553,806
	Olin Corp.	133,961	5,722,814
	Olympic Steel, Inc.	12,888	654,324
	Orion SA	24,503	497,411
	Packaging Corp. of America	21,503	3,291,034
*	Perimeter Solutions SA	50,760	162,432
	PPG Industries, Inc.	17,778	2,182,605
#	Quaker Chemical Corp.	3,983	572,437
	Ramaco Resources, Inc., Class A	11,878	139,923
	Ramaco Resources, Inc., Class B	2,375	29,711
*	Ranpak Holdings Corp.	11,026	34,842
*	Rayonier Advanced Materials, Inc.	86,425	239,397
	Reliance Steel & Aluminum Co.	43,567	11,082,573
††	Resolute Forest Products, Inc.	66,341	35,327
	Royal Gold, Inc.	9,767	1,018,991
	RPM International, Inc.	22,467	2,050,563
	Ryerson Holding Corp.	33,811	982,210
	Schnitzer Steel Industries, Inc., Class A	24,379	553,647
	Sealed Air Corp.	29,195	898,914
	Sensient Technologies Corp.	28,876	1,629,184
	Silgan Holdings, Inc.	40,498	1,622,350
	Sonoco Products Co.	56,204	2,911,929
#	Southern Copper Corp.	4,558	323,162
	Steel Dynamics, Inc.	126,737	13,498,758
#	Stepan Co.	21,974	1,643,655
*	Summit Materials, Inc., Class A	100,829	3,317,274
	SunCoke Energy, Inc.	61,703	586,796
	Sylvamo Corp.	18,760	831,068
*	TimkenSteel Corp.	53,524	1,088,143
	Tredegar Corp.	28,479	127,586
	TriMas Corp.	44,003	1,065,313
	Trinseo PLC	19,220	118,972
	Tronox Holdings PLC	117,382	1,254,814
*	U.S. Gold Corp.	2,664	8,871
	U.S. Lime & Minerals, Inc.	6,160	1,219,618
	U.S. Steel Corp.	121,246	4,109,027
*	Universal Stainless & Alloy Products, Inc.	7,785	112,415
	Vulcan Materials Co.	15,682	3,081,356
	Warrior Met Coal, Inc.	42,685	2,080,040
#	Westlake Corp.	57,390	6,620,510
	Westrock Co.	107,801	3,873,290
	Worthington Industries, Inc.	39,194	2,415,134

TOTAL MATERIALS			288,138,153

REAL ESTATE — (0.5%)
#*	AMREP Corp.	6,423	107,200
#*	Anywhere Real Estate, Inc.	125,168	584,535
*	CBRE Group, Inc., Class A	40,033	2,775,888
#*	CKX Lands, Inc.	465	5,929
#*	Compass, Inc., Class A	74,297	147,108
*	Comstock Holding Cos., Inc.	2,434	10,125
*	CoStar Group, Inc.	19,470	1,429,293
#*	Cushman & Wakefield PLC	6,399	47,161
	DigitalBridge Group, Inc.	11,207	177,631

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Douglas Elliman, Inc.	27,335	$48,383
#*	Fathom Holdings, Inc.	1,294	3,533
*	Forestar Group, Inc.	13,020	309,225
*	FRP Holdings, Inc.	9,320	501,323
*	Howard Hughes Holdings, Inc.	38,053	2,524,055
*	InterGroup Corp.	235	6,322
*	Jones Lang LaSalle, Inc.	30,695	3,926,504
*»	JW Mays, Inc.	300	13,869
	Kennedy-Wilson Holdings, Inc.	127,747	1,644,104
#	Marcus & Millichap, Inc.	37,481	1,075,705
#*	Maui Land & Pineapple Co., Inc.	1,380	20,203
	Newmark Group, Inc., Class A	144,741	820,681
#*	Opendoor Technologies, Inc.	438,687	833,505
*	Rafael Holdings, Inc., Class B	20,549	36,577
	RE/MAX Holdings, Inc., Class A	18,237	196,230
	RMR Group, Inc., Class A	11,084	249,612
#	St. Joe Co.	54,167	2,526,349
#*	Stratus Properties, Inc.	8,335	213,959
*	Tejon Ranch Co.	25,646	398,026
*	Zillow Group, Inc., Class A	4,894	173,884
*	Zillow Group, Inc., Class C	40,401	1,464,536

TOTAL REAL ESTATE			22,271,455

UTILITIES — (1.0%)
	AES Corp.	54,711	815,194
	ALLETE, Inc.	9,015	482,663
	Alliant Energy Corp.	106	5,172
	American States Water Co.	11,069	863,935
#	Artesian Resources Corp., Class A	5,487	215,639
#	Atlantica Sustainable Infrastructure PLC	12,051	218,244
	Atmos Energy Corp.	12,134	1,306,346
#	Avangrid, Inc.	9,028	269,666
	Avista Corp.	24,402	773,299
	Black Hills Corp.	12,973	627,245
#	Brookfield Renewable Corp., Class A	18,351	417,669
#	California Water Service Group.	16,250	791,050
	CenterPoint Energy, Inc.	6,565	176,467
	Chesapeake Utilities Corp.	7,116	630,549
	Clearway Energy, Inc., Class A	3,852	78,465
	Clearway Energy, Inc., Class C	14,450	313,710
	CMS Energy Corp.	17,300	940,082
#	Consolidated Water Co. Ltd.	12,933	381,782
	Essential Utilities, Inc.	18,470	618,006
	Evergy, Inc.	22,911	1,125,847
	Eversource Energy	15,733	846,278
	Genie Energy Ltd., Class B	25,298	501,912
	Global Water Resources, Inc.	1,359	14,310
	Hawaiian Electric Industries, Inc.	652	8,463
#	IDACORP, Inc.	5,746	544,204
	MGE Energy, Inc.	14,329	1,026,386
#	Middlesex Water Co.	7,465	474,251
	National Fuel Gas Co.	10,267	523,104
	New Jersey Resources Corp.	69,595	2,824,165
	NiSource, Inc.	31,603	795,132
#	Northwest Natural Holding Co.	10,249	376,241
	Northwestern Energy Group, Inc.	12,148	583,226
	NRG Energy, Inc.	84,493	3,580,813
	OGE Energy Corp.	16,299	557,426
#	ONE Gas, Inc.	7,311	441,584

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
#	Ormat Technologies, Inc.	56,661	$3,486,918
#	Otter Tail Corp.	18,309	1,408,694
	Pinnacle West Capital Corp.	7,400	548,932
	PNM Resources, Inc.	20,489	865,865
	Portland General Electric Co.	15,008	600,620
#*	Pure Cycle Corp.	2,900	27,724
	RGC Resources, Inc.	1,634	25,556
	SJW Group.	12,053	753,071
#	Southwest Gas Holdings, Inc.	7,654	448,601
#	Spire, Inc.	7,217	401,482
#*	Sunnova Energy International, Inc.	86,776	792,265
	UGI Corp.	26,511	551,429
	Unitil Corp.	8,110	370,384
	Via Renewables, Inc.	505	2,858
	Vistra Corp.	183,923	6,017,961
	WEC Energy Group, Inc.	6,451	525,047
	York Water Co.	7,798	281,274

TOTAL UTILITIES			41,257,206

TOTAL COMMON STOCKS			4,030,057,322

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	9,585	207,803

INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	29,437	784,790

TOTAL PREFERRED STOCKS			992,593

TOTAL INVESTMENT SECURITIES (Cost $2,145,727,662)			4,031,049,915

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	40,621,609	40,621,609

SECURITIES LENDING COLLATERAL — (5.5%)
@§	The DFA Short Term Investment Fund	20,608,919	238,383,371

TOTAL INVESTMENTS — (100.0%) (Cost $2,424,737,540)			$4,310,054,895

As of October 31, 2023, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index.	169	12/15/23	$36,460,756	$35,593,512	$(867,244)

Total Futures Contracts			$36,460,756	$35,593,512	$(867,244)

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$233,159,744	$82,414	—	$233,242,158
Consumer Discretionary	452,256,924	36,023	—	452,292,947
Consumer Staples	199,726,553	67,679	—	199,794,232
Energy	429,030,716	—	—	429,030,716
Financials	888,972,569	60,588	—	889,033,157
Health Care	379,774,600	2,709,831	$799,128	383,283,559
Industrials	715,440,824	447,973	6,138	715,894,935
Information Technology	375,560,792	258,012	—	375,818,804
Materials	288,102,826	—	35,327	288,138,153
Real Estate	22,257,586	13,869	—	22,271,455
Utilities	41,257,206	—	—	41,257,206
Preferred Stocks
Communication Services	207,803	—	—	207,803
Industrials	784,790	—	—	784,790
Temporary Cash Investments	40,621,609	—	—	40,621,609
Securities Lending Collateral	—	238,383,371	—	238,383,371
Futures Contracts**	(867,244)	—	—	(867,244)

TOTAL	$4,066,287,298	$242,059,760	$840,593^	$4,309,187,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (2.2%)
#*	Advantage Solutions, Inc.	10,142	$23,327
*	Altice USA, Inc., Class A	444,191	1,283,712
*	AMC Networks, Inc., Class A	6,216	73,349
*	Angi, Inc.	33,334	53,668
#*	Anterix, Inc.	97,766	2,980,885
#	Atlanta Braves Holdings, Inc., Class A	56,289	2,133,916
*	Atlanta Braves Holdings, Inc., Class C	174,780	6,078,848
	ATN International, Inc.	96,527	2,987,511
*	Bandwidth, Inc., Class A	6,529	69,273
#*	Boston Omaha Corp., Class A	44,400	631,812
*	Bumble, Inc., Class A	119,134	1,601,161
#	Cable One, Inc.	12,990	7,142,811
#*	Cardlytics, Inc.	95,136	1,178,735
#*	Cargurus, Inc.	404,761	6,974,032
*	Cars.com, Inc.	468,144	7,129,833
#*	Cinemark Holdings, Inc.	577,581	9,524,311
#	Cogent Communications Holdings, Inc.	355,954	23,129,891
*	Consolidated Communications Holdings, Inc.	549,851	2,292,879
*	Daily Journal Corp.	2,845	827,582
*	DHI Group, Inc.	283,283	776,195
*	EchoStar Corp., Class A	99,146	1,374,164
	Entravision Communications Corp., Class A	208,172	745,256
*	Eventbrite, Inc., Class A	376,137	3,114,414
#*	EverQuote, Inc., Class A	55,558	477,243
#*	EW Scripps Co., Class A	283,102	1,548,568
*	FG Group Holdings, Inc.	49,841	69,772
#*	Frontier Communications Parent, Inc.	150,806	2,702,443
*	Gambling.com Group Ltd.	43,488	563,604
#*	Gannett Co., Inc.	171,169	400,535
*	Gogo, Inc.	78,959	829,069
	Gray Television, Inc.	799,111	5,210,204
#	Gray Television, Inc., Class A	3,603	24,144
*	IDT Corp., Class B	229,976	6,450,827
*	IMAX Corp.	395,095	7,194,680
*	Integral Ad Science Holding Corp.	191,215	2,195,148
	Iridium Communications, Inc.	451,712	16,735,930
#	John Wiley & Sons, Inc., Class A	1,667	50,460
#*	Lee Enterprises, Inc.	13,976	124,945
*	Liberty Latin America Ltd., Class A	188,996	1,290,843
#*	Liberty Latin America Ltd., Class C	802,542	5,497,413
#*	Lions Gate Entertainment Corp., Class A	601,455	4,727,436
#*	Lions Gate Entertainment Corp., Class B	1,016,875	7,585,887
*	Madison Square Garden Entertainment Corp.	26,821	817,504
*	Madison Square Garden Sports Corp.	48,967	8,233,311
#*	Magnite, Inc.	382,908	2,542,509
#	Marcus Corp.	173,013	2,688,622
#*	MediaAlpha, Inc., Class A	1,239	12,737
	New York Times Co., Class A	444,934	17,935,290
#	Nexstar Media Group, Inc.	102,500	14,358,200
*	Ooma, Inc.	115,052	1,255,217
*	Paltalk, Inc.	3,698	5,769
*»	Pegasus Cos., Inc.	34	1,734
*	Playtika Holding Corp.	311,272	2,614,685
#*	PubMatic, Inc., Class A	75,226	847,797
*	QuinStreet, Inc.	380,801	4,306,859

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*»	Reading International, Inc., Class B	2,710	$34,146
	Saga Communications, Inc., Class A	12,418	240,909
	Scholastic Corp.	191,561	7,068,601
	Shenandoah Telecommunications Co.	360,509	8,529,643
#	Shutterstock, Inc.	218,566	8,891,265
#*	Sphere Entertainment Co.	123,997	4,080,741
	Spok Holdings, Inc.	98,493	1,468,531
*	Stagwell, Inc., Class A	51,916	213,894
#*	SurgePays, Inc.	3,348	14,530
#*	TechTarget, Inc.	203,555	5,125,515
	TEGNA, Inc.	871,976	12,652,372
	Telephone & Data Systems, Inc.	286,840	5,217,620
*	Thryv Holdings, Inc.	53,263	928,374
	TKO Group Holdings, Inc.	1,070	87,719
	Townsquare Media, Inc., Class A	108,338	931,707
*	Travelzoo	10,869	76,409
*	TripAdvisor, Inc.	509,756	7,523,999
*	TrueCar, Inc.	316,334	578,891
#*	U.S. Cellular Corp.	64,923	2,728,714
*	Urban One, Inc.	56,309	299,001
*	Urban One, Inc.	51,018	277,028
*	Vimeo, Inc.	697,798	2,149,218
*	Vivid Seats, Inc., Class A	14,916	87,706
#*	WideOpenWest, Inc.	73,886	520,157
*	Yelp, Inc.	319,429	13,476,709
*	Zedge, Inc., Class B	5,436	10,437
#*	Ziff Davis, Inc.	261,182	15,791,064
*	ZipRecruiter, Inc., Class A	126,481	1,347,023
#*	ZoomInfo Technologies, Inc., Class A	402,014	5,210,101

TOTAL COMMUNICATION SERVICES			306,988,974

CONSUMER DISCRETIONARY — (12.7%)
#*	1-800-Flowers.com, Inc., Class A	344,326	2,585,888
	Aaron’s Co., Inc.	224,775	1,665,583
#*	Abercrombie & Fitch Co., Class A	310,979	18,913,743
#	Academy Sports & Outdoors, Inc.	400,498	17,958,330
*	Accel Entertainment, Inc.	119,258	1,174,691
#	Acushnet Holdings Corp.	297,830	15,177,417
*	Adient PLC	562,639	18,955,308
#	ADT, Inc.	497,683	2,816,886
*	Adtalem Global Education, Inc.	303,147	15,703,015
#	AMCON Distributing Co.	3,090	605,640
*	American Axle & Manufacturing Holdings, Inc.	853,010	5,757,818
#	American Eagle Outfitters, Inc.	1,202,114	21,000,932
*	American Outdoor Brands, Inc.	111,750	992,340
*	American Public Education, Inc.	8,400	35,028
#*	America’s Car-Mart, Inc.	46,471	3,112,628
*	Amesite, Inc.	2,767	5,783
*	AMMO, Inc.	11,534	33,564
	Aramark	254,931	6,865,292
*	Arhaus, Inc.	60,296	519,752
#	Ark Restaurants Corp.	16,816	258,294
#	Arko Corp.	212,084	1,601,234
#*	Asbury Automotive Group, Inc.	149,820	28,671,053
#*	AutoNation, Inc.	190,134	24,732,631
#*	Bally’s Corp.	49,331	449,899
#	Bassett Furniture Industries, Inc.	112,060	1,724,603
	Bath & Body Works, Inc.	15,227	451,481
*	Beazer Homes USA, Inc.	65,174	1,576,559

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Big 5 Sporting Goods Corp.	144,363	$1,019,203
*	Biglari Holdings, Inc., Class A	224	164,585
#*	Biglari Holdings, Inc., Class B	11,523	1,702,754
#*	BJ’s Restaurants, Inc.	102,630	2,639,644
#	Bloomin’ Brands, Inc.	634,204	14,802,321
#	Bluegreen Vacations Holding Corp.	34,737	1,164,037
#*	Boot Barn Holdings, Inc.	218,387	15,177,896
#*	Bright Horizons Family Solutions, Inc.	144,351	10,690,635
*	Brinker International, Inc.	265,481	9,005,116
#	Brunswick Corp.	306,947	21,323,608
	Buckle, Inc.	271,468	9,167,474
#	Build-A-Bear Workshop, Inc.	105,813	2,624,162
#	Caleres, Inc.	258,782	6,619,644
*	CarParts.com, Inc.	143,023	404,755
	Carriage Services, Inc.	145,137	3,134,959
*	Carrols Restaurant Group, Inc.	249,223	1,433,032
#	Carter’s, Inc.	133,808	8,986,545
#	Cato Corp., Class A	66,402	473,446
#*	Cavco Industries, Inc.	63,184	15,765,040
*	Century Casinos, Inc.	30,255	132,517
	Century Communities, Inc.	233,158	14,339,217
#	Cheesecake Factory, Inc.	261,261	8,117,379
*	Chico’s FAS, Inc.	862,392	6,450,692
#*	Children’s Place, Inc.	33,190	908,410
#	Choice Hotels International, Inc.	153,467	16,958,103
#*	Chuy’s Holdings, Inc.	131,349	4,421,207
#*	Citi Trends, Inc.	62,360	1,502,876
#	Clarus Corp.	81,909	474,253
#	Columbia Sportswear Co.	195,396	14,420,225
*	Conn’s, Inc.	35,246	103,976
#*	Cooper-Standard Holdings, Inc.	92,206	1,145,199
*	Coursera, Inc.	397,120	6,886,061
#	Cracker Barrel Old Country Store, Inc.	88,253	5,856,469
*	Crocs, Inc.	57,595	5,144,385
#	Crown Crafts, Inc.	7,793	32,809
*	Culp, Inc.	33,268	181,976
	Dana, Inc.	837,442	9,613,834
#*	Dave & Buster’s Entertainment, Inc.	248,806	8,693,282
#*	Delta Apparel, Inc.	10,228	85,608
#*	Denny’s Corp.	334,433	2,882,812
#	Designer Brands, Inc., Class A	225,579	2,280,604
#*	Destination XL Group, Inc.	131,828	548,404
#	Dillard’s, Inc., Class A	52,475	16,290,864
#	Dine Brands Global, Inc.	43,740	2,155,945
*	Dorman Products, Inc.	229,283	14,256,817
#*	Dream Finders Homes, Inc., Class A	1,651	32,508
#*	Duluth Holdings, Inc., Class B	17,163	86,330
*	Dutch Bros, Inc., Class A	11,127	270,831
*	El Pollo Loco Holdings, Inc.	217,215	1,813,745
#*	Envela Corp.	45,050	176,596
#	Escalade, Inc.	56,760	967,190
#	Ethan Allen Interiors, Inc.	183,841	4,827,665
#*	European Wax Center, Inc., Class A	154,851	2,287,149
*	Everi Holdings, Inc.	160,881	1,735,906
#*	Figs, Inc., Class A	210,978	1,162,489
#*	First Watch Restaurant Group, Inc.	75,479	1,261,254
	Flanigan’s Enterprises, Inc.	10,440	296,496
#	Flexsteel Industries, Inc.	38,754	748,340
#	Foot Locker, Inc.	13,374	280,720

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Fox Factory Holding Corp.	272,732	$22,219,476
*	Frontdoor, Inc.	386,941	11,194,203
#*	Full House Resorts, Inc.	15,121	56,704
#*	Funko, Inc., Class A	125,982	971,321
#*	GameStop Corp., Class A	241,478	3,325,152
#	Gap, Inc.	1,170,600	14,983,680
#*	Garrett Motion, Inc.	289,750	2,045,635
#*	Genesco, Inc.	83,780	2,296,410
	Gentex Corp.	69,459	1,992,084
*	Gentherm, Inc.	240,223	9,661,769
*	G-III Apparel Group Ltd.	314,556	8,036,906
*	Goodyear Tire & Rubber Co.	1,459,821	17,371,870
#*	GoPro, Inc., Class A	1,044,118	2,620,736
	Graham Holdings Co., Class B	28,131	16,279,972
*	Grand Canyon Education, Inc.	133,433	15,789,127
*	Green Brick Partners, Inc.	104,930	4,060,791
#	Group 1 Automotive, Inc.	102,313	25,816,639
#*	GrowGeneration Corp.	26,223	53,495
#	Guess?, Inc.	384,131	8,258,817
#	H&R Block, Inc.	657,925	27,007,821
	Hamilton Beach Brands Holding Co., Class A	53,768	662,422
#	Hanesbrands, Inc.	1,224,707	5,131,522
	Harley-Davidson, Inc.	227,432	6,106,549
#	Haverty Furniture Cos., Inc.	95,933	2,499,055
#	Haverty Furniture Cos., Inc., Class A	3,785	95,685
#*	Helen of Troy Ltd.	174,991	17,205,115
#	Hibbett, Inc.	90,251	4,157,864
#*	Hilton Grand Vacations, Inc.	279,681	10,054,532
#	Hooker Furnishings Corp.	74,034	1,237,848
*	Hovnanian Enterprises, Inc., Class A	20,437	1,419,963
#*	Inspired Entertainment, Inc.	79,012	788,540
	Installed Building Products, Inc.	206,873	23,101,508
	International Game Technology PLC	334,217	8,495,796
*	iRobot Corp.	159,499	5,252,302
*	J Jill, Inc.	48,898	1,400,928
#	Jack in the Box, Inc.	146,418	9,250,689
*	JAKKS Pacific, Inc.	10,660	178,768
	Johnson Outdoors, Inc., Class A	65,517	3,115,333
#	KB Home.	586,966	25,943,897
#	Kohl’s Corp.	410,833	9,264,284
#	Kontoor Brands, Inc.	232,370	10,793,587
*	Koss Corp.	7,268	20,859
#	Krispy Kreme, Inc.	409,757	5,298,158
#*	Kura Sushi USA, Inc., Class A	45,783	2,616,041
#	Lakeland Industries, Inc.	56,392	823,887
#*	Lands’ End, Inc.	99,166	622,762
*	Landsea Homes Corp.	31,944	237,663
	Laureate Education, Inc.	764,199	10,805,774
*††	Lazare Kaplan International, Inc.	9,600	0
#	La-Z-Boy, Inc.	313,482	9,166,214
#	LCI Industries	184,402	20,005,773
#*	Legacy Housing Corp.	39,012	722,112
	Leggett & Platt, Inc.	80,856	1,894,456
#	Levi Strauss & Co., Class A	130,164	1,779,342
#*	LGI Homes, Inc.	99,042	9,360,459
#*	Life Time Group Holdings, Inc.	69,434	820,710
	Lifetime Brands, Inc.	63,928	341,376
*	Light & Wonder, Inc.	233,255	17,053,273
*	Lincoln Educational Services Corp.	117,138	1,001,530

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Lithia Motors, Inc.	13,545	$3,280,734
*	Live Ventures, Inc.	8,538	236,417
#*	LL Flooring Holdings, Inc.	13,136	42,561
#*	Lovesac Co.	32,080	528,037
*	M/I Homes, Inc.	158,879	13,039,200
#	Macy’s, Inc.	944	11,498
*	Malibu Boats, Inc., Class A	149,555	6,523,589
#	Marine Products Corp.	135,348	1,318,290
#*	MarineMax, Inc.	147,516	4,038,988
	Marriott Vacations Worldwide Corp.	207,552	18,650,623
#*	MasterCraft Boat Holdings, Inc.	133,246	2,723,548
*	Mattel, Inc.	57,706	1,101,030
	MDC Holdings, Inc.	542,814	20,599,791
#	Meritage Homes Corp.	234,498	26,737,462
*	Modine Manufacturing Co.	299,081	11,813,699
*	Mohawk Industries, Inc.	154,658	12,431,410
	Monarch Casino & Resort, Inc.	25,809	1,553,444
	Monro, Inc.	128,789	3,196,543
*	Motorcar Parts of America, Inc.	76,576	552,879
#	Movado Group, Inc.	114,052	3,177,489
	Murphy USA, Inc.	120,485	43,698,705
	Nathan’s Famous, Inc.	55,546	3,636,041
*	National Vision Holdings, Inc.	6,713	104,320
	Newell Brands, Inc.	684,542	4,600,122
#*	Norwegian Cruise Line Holdings Ltd.	362,038	4,923,717
#*	ODP Corp.	314,511	14,127,834
*	Ollie’s Bargain Outlet Holdings, Inc.	327,230	25,275,245
#*	ONE Group Hospitality, Inc.	3,039	13,402
*	OneSpaWorld Holdings Ltd.	445,206	4,665,759
#*	OneWater Marine, Inc., Class A	3,164	71,601
#	Oxford Industries, Inc.	113,741	9,599,740
#	Papa John’s International, Inc.	238,376	15,499,208
#	Patrick Industries, Inc.	167,645	12,598,522
#*	Penn Entertainment, Inc.	499	9,845
#	Penske Automotive Group, Inc.	114,434	16,373,217
	Perdoceo Education Corp.	477,923	8,645,627
#	PetMed Express, Inc.	86,825	598,224
#*	Planet Fitness, Inc., Class A	120,529	6,661,638
*	Playa Hotels & Resorts NV	500,334	3,617,415
*	PlayAGS, Inc.	44,994	321,257
#	Polaris, Inc.	89,065	7,696,997
#*	Portillo’s, Inc., Class A	87,269	1,304,672
#*	Potbelly Corp.	114,960	1,011,648
	PVH Corp.	244,444	18,174,411
#*	QuantumScape Corp.	158,985	829,902
#	RCI Hospitality Holdings, Inc.	68,591	3,738,895
#	Red Rock Resorts, Inc., Class A	66,913	2,646,409
#*	RH	47,963	10,454,015
#	Rocky Brands, Inc.	71,786	881,532
*	Rover Group, Inc.	247,712	1,597,742
*	SeaWorld Entertainment, Inc.	307,746	13,257,698
*	Shake Shack, Inc., Class A	211,727	11,865,181
*	SharkNinja, Inc.	7,177	299,712
#	Shoe Carnival, Inc.	199,221	4,558,176
#	Signet Jewelers Ltd.	326,841	22,823,307
*	Six Flags Entertainment Corp.	189,229	3,765,657
*	Skechers USA, Inc., Class A	154,907	7,469,616
*	Skyline Champion Corp.	269,089	15,776,688
#*	Sleep Number Corp.	161,753	2,631,721

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Smith & Wesson Brands, Inc.	349,936	$5,154,557
#*	Soho House & Co., Inc.	17,189	123,761
#*	Solo Brands, Inc., Class A	7,681	29,572
#	Sonic Automotive, Inc., Class A	173,118	8,283,696
#*	Sonos, Inc.	121,038	1,304,790
#*	Sportsman’s Warehouse Holdings, Inc.	298,864	1,521,218
#	Standard Motor Products, Inc.	165,728	5,788,879
#	Steven Madden Ltd.	499,118	16,366,079
#*	Stitch Fix, Inc., Class A	287,400	942,672
*	Stoneridge, Inc.	200,402	3,260,541
	Strategic Education, Inc.	131,462	10,820,637
*	Strattec Security Corp.	9,470	215,443
*	Stride, Inc.	313,055	17,211,764
	Superior Group of Cos., Inc.	44,613	356,904
*	Superior Industries International, Inc.	33,442	92,634
#*	Sweetgreen, Inc., Class A	211,800	2,187,894
	Tapestry, Inc.	137,786	3,797,382
*	Taylor Morrison Home Corp.	796,952	30,539,201
#	Tempur Sealy International, Inc.	254,956	10,180,393
	Texas Roadhouse, Inc.	112,466	11,419,798
#	Thor Industries, Inc.	196,552	17,282,817
#*	Tile Shop Holdings, Inc.	102,088	560,463
#*	Tilly’s, Inc., Class A	72,769	589,429
*	TopBuild Corp.	55,600	12,719,056
#*	Topgolf Callaway Brands Corp.	11,707	143,060
	Travel & Leisure Co.	310,062	10,551,410
*	Tri Pointe Homes, Inc.	720,834	18,064,100
*	Under Armour, Inc., Class A	188,618	1,292,033
#*	Under Armour, Inc., Class C	318,659	2,048,977
*	Unifi, Inc.	36,141	242,868
*	Universal Technical Institute, Inc.	156,266	1,364,202
#	Upbound Group, Inc.	281,634	7,339,382
#*	Urban Outfitters, Inc.	591,070	20,462,843
	Valvoline, Inc.	885,550	26,274,268
#*	Vera Bradley, Inc.	161,959	1,185,540
#	VF Corp.	337,353	4,969,210
#*	Vista Outdoor, Inc.	422,364	10,609,784
*	Visteon Corp.	167,302	19,261,479
#*	VOXX International Corp.	238,100	2,183,377
*	Warby Parker, Inc., Class A	139,931	1,816,304
	Wendy’s Co.	1,052,992	20,027,908
#	Weyco Group, Inc.	59,166	1,711,081
	Whirlpool Corp.	137	14,325
	Wingstop, Inc.	115,920	21,186,698
	Winmark Corp.	36,608	14,764,739
#	Winnebago Industries, Inc.	219,980	12,747,841
	Wolverine World Wide, Inc.	177,058	1,425,317
#*	WW International, Inc.	301,216	2,355,509
	Wyndham Hotels & Resorts, Inc.	191,551	13,868,292
#*	XPEL, Inc.	58,984	2,730,959
#*	YETI Holdings, Inc.	364,034	15,478,726
*	Zumiez, Inc.	134,963	2,217,442

TOTAL CONSUMER DISCRETIONARY			1,736,714,479

CONSUMER STAPLES — (4.4%)
#	Alico, Inc.	30,909	755,416
	Andersons, Inc.	245,769	12,320,400
	B&G Foods, Inc.	159,332	1,285,809
*	BellRing Brands, Inc.	551,181	24,103,145

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Boston Beer Co., Inc. , Class A	45,882	$15,322,294
*	Bridgford Foods Corp.	27,854	290,796
#	Calavo Growers, Inc.	78,695	1,994,131
	Cal-Maine Foods, Inc.	312,178	14,144,785
#*	Central Garden & Pet Co.	86,191	3,760,513
*	Central Garden & Pet Co., Class A	301,655	11,972,687
#*	Chefs’ Warehouse, Inc.	279,139	5,312,015
	Coca-Cola Consolidated, Inc.	54,568	34,727,621
*	Darling Ingredients, Inc.	8,982	397,813
#*	Duckhorn Portfolio, Inc.	30,216	315,153
	Edgewell Personal Care Co.	283,682	9,900,502
*	elf Beauty, Inc.	277,556	25,710,012
#	Energizer Holdings, Inc.	165,208	5,217,269
	Flowers Foods, Inc.	691,988	15,175,297
	Fresh Del Monte Produce, Inc.	350,395	8,759,875
*	Fresh Market, Inc.	285,242	0
#*	Freshpet, Inc.	272,470	15,639,778
*	Grocery Outlet Holding Corp.	295,144	8,166,635
*	Hain Celestial Group, Inc.	68,693	759,058
#*	Herbalife Ltd.	270,698	3,857,447
*	Hostess Brands, Inc.	557,481	18,619,865
	Ingles Markets, Inc., Class A	105,772	8,485,030
	Ingredion, Inc.	227,762	21,313,968
	Inter Parfums, Inc.	232,833	29,595,403
	J & J Snack Foods Corp.	109,079	17,082,862
	John B Sanfilippo & Son, Inc.	65,338	6,681,464
	Lancaster Colony Corp.	161,749	27,363,078
	Lifevantage Corp.	72,727	546,180
*	Lifeway Foods, Inc.	13,721	146,403
#	Limoneira Co.	42,857	612,427
#*	Mama’s Creations, Inc.	65,072	219,943
	Medifast, Inc.	79,292	5,483,835
#	MGP Ingredients, Inc.	136,280	12,900,265
#*	Mission Produce, Inc.	7,666	72,137
#*	National Beverage Corp.	238,331	11,053,792
*	Natural Alternatives International, Inc.	25,533	154,475
	Natural Grocers by Vitamin Cottage, Inc., Class C	115,293	1,449,233
*	Nature’s Sunshine Products, Inc.	74,996	1,342,428
	Oil-Dri Corp. of America	30,090	1,723,555
*	Pilgrim’s Pride Corp.	391,196	9,975,498
*	Post Holdings, Inc.	233,855	18,773,879
	PriceSmart, Inc.	168,723	10,543,500
	Reynolds Consumer Products, Inc.	215,087	5,469,662
*	Rocky Mountain Chocolate Factory, Inc.	13,940	55,621
	Seaboard Corp.	2,753	9,654,633
*	Seneca Foods Corp., Class A	60,751	3,320,042
*»	Seneca Foods Corp., Class B	2,794	151,155
*	Simply Good Foods Co.	535,779	19,979,199
#*	Sovos Brands, Inc.	190,768	4,141,573
	SpartanNash Co.	252,061	5,668,852
	Spectrum Brands Holdings, Inc.	221,783	16,704,696
*	Sprouts Farmers Market, Inc.	651,201	27,363,466
#	Tootsie Roll Industries, Inc.	182,903	5,690,112
*	TreeHouse Foods, Inc.	309,089	12,885,920
	Turning Point Brands, Inc.	112,429	2,254,201
#*	United Natural Foods, Inc.	400,251	5,835,660
	United-Guardian, Inc.	8,416	50,075
#	Universal Corp.	179,393	8,072,685
*	USANA Health Sciences, Inc.	139,337	6,346,800

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Utz Brands, Inc.	2,796	$34,083
	Vector Group Ltd.	700,535	7,201,500
#	Village Super Market, Inc., Class A	70,450	1,723,912
#*	Vita Coco Co., Inc.	79,599	2,157,133
*	Vital Farms, Inc.	156,720	1,733,323
#	WD-40 Co.	97,752	20,664,773
#	Weis Markets, Inc.	185,220	12,057,822
*	Whole Earth Brands, Inc.	12,944	45,822
#*	Zevia PBC, Class A	7,478	14,507

TOTAL CONSUMER STAPLES			603,304,898

ENERGY — (6.1%)
	Adams Resources & Energy, Inc.	25,993	827,617
#*	Amplify Energy Corp.	96,711	672,142
#	Antero Midstream Corp.	1,913,057	23,607,123
#	Archrock, Inc.	737,798	9,347,901
#	Ardmore Shipping Corp.	234,029	3,110,245
	Barnwell Industries, Inc.	49,095	124,701
	Berry Corp.	346,022	2,889,284
*	Bristow Group, Inc.	90,129	2,355,972
	Cactus, Inc., Class A	306,533	14,388,659
	California Resources Corp.	323,356	17,005,292
#*	Callon Petroleum Co.	302,339	11,292,362
*	Centrus Energy Corp., Class A	66,270	3,516,949
#	ChampionX Corp.	616,666	18,993,313
#	Chord Energy Corp.	55,105	9,109,959
#	Civitas Resources, Inc.	144,544	10,902,954
#*	Clean Energy Fuels Corp.	1,593,523	5,561,395
#*	CNX Resources Corp.	1,175,715	25,536,530
#	Comstock Resources, Inc.	1,094,293	13,788,092
#	CONSOL Energy, Inc.	181,381	16,667,100
	Core Laboratories, Inc.	185,326	3,969,683
#	CVR Energy, Inc.	399,328	13,077,992
	Delek U.S. Holdings, Inc.	306,126	8,066,420
*	Denbury, Inc.	53,800	4,782,282
	DHT Holdings, Inc.	1,182,444	13,148,777
#*	DMC Global, Inc.	95,744	1,814,349
	Dorian LPG Ltd.	284,954	9,109,979
*	Dril-Quip, Inc.	167,380	3,625,451
#*	DT Midstream, Inc.	273,297	14,749,839
*	Earthstone Energy, Inc., Class A	300,333	6,358,050
	Encore Energy Corp.	109,085	359,981
#	EnLink Midstream LLC	1,523,412	18,722,734
	Epsilon Energy Ltd.	74,003	422,557
	Equitrans Midstream Corp.	1,623,209	14,397,864
#	Evolution Petroleum Corp.	180,749	1,162,216
*	Expro Group Holdings NV	157,688	2,483,586
*	Forum Energy Technologies, Inc.	36,895	803,204
*	Geospace Technologies Corp.	44,023	527,836
#*	Green Plains, Inc.	345,048	10,137,510
*	Gulf Island Fabrication, Inc.	44,324	174,637
*	Gulfport Energy Corp.	47,220	5,836,864
#*	Hallador Energy Co.	177,618	2,483,100
*	Helix Energy Solutions Group, Inc.	775,444	7,599,351
#	Helmerich & Payne, Inc.	445,012	17,609,125
#*	Independence Contract Drilling, Inc.	23,311	62,240
	International Seaways, Inc.	273,977	13,175,554
#	Kinetik Holdings, Inc.	17,218	610,206
#*	KLX Energy Services Holdings, Inc.	8,729	89,734

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Kosmos Energy Ltd.	2,145,372	$15,532,493
#	Liberty Energy, Inc.	745,781	14,691,886
#*	Lightbridge Corp.	13,724	59,013
#	Magnolia Oil & Gas Corp., Class A	696,542	15,637,368
#*	Mammoth Energy Services, Inc.	82,806	335,364
#	Matador Resources Co.	410,461	25,321,339
	Mexco Energy Corp.	11,942	152,363
	Murphy Oil Corp.	512,043	22,975,370
#*	Nabors Industries Ltd.	42,721	4,171,279
	NACCO Industries, Inc., Class A	44,342	1,532,016
*	Natural Gas Services Group, Inc.	76,756	1,126,778
*	NCS Multistage Holdings, Inc.	1,729	23,549
#	New Fortress Energy, Inc.	152,143	4,609,933
*	Newpark Resources, Inc.	450,471	3,117,259
#*	Nine Energy Service, Inc.	81,831	288,045
	Noble Corp. PLC	27,442	1,281,267
#	Nordic American Tankers Ltd.	1,241,409	5,698,067
#	Northern Oil & Gas, Inc.	159,742	6,124,508
	NOV, Inc.	158,828	3,170,207
*	Oceaneering International, Inc.	445,107	9,787,903
*	Oil States International, Inc.	402,249	2,920,328
*	Overseas Shipholding Group, Inc., Class A	509,097	2,489,484
*	Par Pacific Holdings, Inc.	350,727	11,510,860
	Patterson-UTI Energy, Inc.	1,856,403	23,576,318
	PBF Energy, Inc., Class A	569,621	27,074,086
#	Peabody Energy Corp.	606,182	14,299,833
#	Permian Resources Corp.	906,332	13,205,257
#	PHX Minerals, Inc.	172,355	596,348
#*	PrimeEnergy Resources Corp.	3,732	399,026
*	ProPetro Holding Corp.	504,648	5,288,711
	Ranger Energy Services, Inc.	16,146	187,455
*	REX American Resources Corp.	130,620	4,964,866
#	Riley Exploration Permian, Inc.	18,917	598,723
#*	Ring Energy, Inc.	30,526	53,115
#	RPC, Inc.	721,154	6,000,001
	SandRidge Energy, Inc.	226,093	3,583,574
	Scorpio Tankers, Inc.	323,379	18,157,731
#*	SEACOR Marine Holdings, Inc.	113,075	1,567,220
*	Seadrill Ltd.	71,544	2,827,419
	Select Water Solutions, Inc., Class A	521,236	3,877,996
#	SFL Corp. Ltd.	507,368	5,510,017
#*	SilverBow Resources, Inc.	9,269	316,073
#	Sitio Royalties Corp., Class A	141,067	3,487,176
#	SM Energy Co.	732,318	29,527,062
	Solaris Oilfield Infrastructure, Inc., Class A	137,333	1,268,957
*	Southwestern Energy Co.	1,717,495	12,245,739
#*	Talos Energy, Inc.	406,975	6,308,113
	TechnipFMC PLC	1,654,034	35,594,812
#*	Teekay Corp.	476,144	3,347,292
	Teekay Tankers Ltd., Class A	162,143	8,058,507
*	TETRA Technologies, Inc.	579,868	2,748,574
*	Tidewater, Inc.	254,045	17,363,976
#*	Transocean Ltd.	2,277,642	15,077,990
*	U.S. Silica Holdings, Inc.	424,204	5,120,142
*	Valaris Ltd.	209,804	13,855,456
#*	Vital Energy, Inc.	109,857	5,497,244
#*	W&T Offshore, Inc.	604,228	2,507,546
*	Weatherford International PLC	256,547	23,881,960

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	World Kinect Corp.	287,266	$5,314,421

TOTAL ENERGY			840,904,126

FINANCIALS — (18.3%)
	1st Source Corp.	179,219	8,175,971
#*	Acacia Research Corp.	189,681	680,955
	ACNB Corp.	19,628	675,399
	Affiliated Managers Group, Inc.	197,864	24,289,785
#*	Affirm Holdings, Inc.	814,086	14,336,054
#	Alerus Financial Corp.	10,588	183,278
	Amalgamated Financial Corp.	55,871	1,019,087
#	A-Mark Precious Metals, Inc.	169,022	4,577,116
*	Ambac Financial Group, Inc.	194,830	2,363,288
	Amerant Bancorp, Inc.	8,440	153,861
#*	American Coastal Insurance Corp., Class C	12,608	94,434
*	American Equity Investment Life Holding Co.	667,310	35,340,738
	American National Bankshares, Inc.	59,629	2,275,443
	Ameris Bancorp	489,317	18,251,524
	AMERISAFE, Inc.	143,220	7,299,923
	AmeriServ Financial, Inc.	196,617	501,373
#	Ames National Corp.	33,773	571,439
#	Argo Group International Holdings Ltd.	52,362	1,562,482
	Arrow Financial Corp.	93,787	1,998,601
	Artisan Partners Asset Management, Inc., Class A	397,995	13,133,835
*	AssetMark Financial Holdings, Inc.	92,249	2,205,674
	Associated Banc-Corp.	994,723	16,124,460
	Associated Capital Group, Inc., Class A	15,293	514,457
	Assurant, Inc.	44,996	6,699,904
	Assured Guaranty Ltd.	333,176	20,790,182
	Atlantic American Corp.	13,763	23,397
#	Atlantic Union Bankshares Corp.	446,111	12,852,458
#*	Atlanticus Holdings Corp.	84,227	2,464,482
	Auburn National BanCorp, Inc.	2,786	58,506
*	Avantax, Inc.	270,295	6,976,314
#*	AvidXchange Holdings, Inc.	805,141	6,956,418
	Axis Capital Holdings Ltd.	328,192	18,739,763
*	Axos Financial, Inc.	416,941	15,022,384
#	B Riley Financial, Inc.	72,704	2,632,612
#	Banc of California, Inc.	390,431	4,376,732
#	BancFirst Corp.	203,421	16,499,477
*	Bancorp, Inc.	473,477	16,879,455
#	Bank First Corp.	1,213	95,791
#	Bank of Hawaii Corp.	198,355	9,796,753
#	Bank of Marin Bancorp	58,667	985,606
	Bank of NT Butterfield & Son Ltd.	190,146	4,803,088
#	Bank OZK	653,236	23,392,381
	Bank7 Corp.	2,321	48,602
#	BankFinancial Corp.	81,463	684,289
	BankUnited, Inc.	697,672	15,216,226
	Bankwell Financial Group, Inc.	32,912	805,357
	Banner Corp.	304,070	12,834,795
	Bar Harbor Bankshares	88,945	2,225,404
	BayCom Corp.	55,057	1,090,129
#	BCB Bancorp, Inc.	105,256	1,082,032
	Berkshire Hills Bancorp, Inc.	220,773	4,329,359
	BGC Group, Inc., Class A	1,304,501	7,657,421
#*	Blue Foundry Bancorp	63,694	480,890
	BOK Financial Corp.	186,392	12,212,404
#	Bread Financial Holdings, Inc.	202,934	5,485,306

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Bridge Investment Group Holdings, Inc., Class A	48,984	$356,604
#*	Bridgewater Bancshares, Inc.	44,689	430,355
*	Brighthouse Financial, Inc.	380,042	17,215,903
	Brightsphere Investment Group, Inc.	269,980	4,227,887
	Brookline Bancorp, Inc.	619,841	5,045,506
#*	BRP Group, Inc., Class A	290,245	6,074,828
#	Business First Bancshares, Inc.	45,981	898,469
	Byline Bancorp, Inc.	148,861	2,823,893
	C&F Financial Corp.	22,409	1,180,058
#	Cadence Bank	1,008,583	21,361,788
*	California BanCorp.	1,023	20,941
#*»	California First Leasing Corp.	6,634	111,119
#	Cambridge Bancorp	1,223	65,687
	Camden National Corp.	107,993	3,149,076
*	Cannae Holdings, Inc.	107,615	1,759,505
*	Cantaloupe, Inc.	295,172	1,942,232
	Capital Bancorp, Inc.	27,028	552,452
	Capital City Bank Group, Inc.	108,327	3,094,902
#	Capitol Federal Financial, Inc.	143,273	745,020
	Capstar Financial Holdings, Inc.	92,402	1,402,662
#*	Carter Bankshares, Inc.	53,979	607,804
	Cass Information Systems, Inc.	102,711	3,883,503
#	Cathay General Bancorp	512,257	17,370,635
*»	CCUR Holdings, Inc.	16	48,800
	Central Pacific Financial Corp.	110,887	1,749,797
	Central Valley Community Bancorp	51,077	805,484
	Chemung Financial Corp.	19,078	787,540
#	Citizens & Northern Corp.	34,603	626,314
	Citizens Community Bancorp, Inc.	1,592	14,041
#*	Citizens, Inc.	26,708	79,857
#	City Holding Co.	110,534	10,034,277
	Civista Bancshares, Inc.	41,225	601,060
	CNB Financial Corp.	52,815	960,177
	CNO Financial Group, Inc.	648,267	15,026,829
*	Coastal Financial Corp.	65,771	2,444,708
	Codorus Valley Bancorp, Inc.	43,923	861,769
#	Cohen & Steers, Inc.	338,875	17,702,830
	Colony Bankcorp, Inc.	22,569	224,562
	Columbia Banking System, Inc.	436,486	8,585,680
#*	Columbia Financial, Inc.	175,305	2,822,410
	Comerica, Inc.	187,041	7,369,415
	Commerce Bancshares, Inc.	193,151	8,471,603
#	Community Bank System, Inc.	311,979	12,463,561
	Community Trust Bancorp, Inc.	162,608	6,107,556
	Community West Bancshares.	5,845	73,705
	ConnectOne Bancorp, Inc.	182,531	2,973,430
#*	Consumer Portfolio Services, Inc.	151,454	1,400,949
	Crawford & Co., Class A	195,863	1,792,146
	Crawford & Co., Class B	159,316	1,301,612
#*	Credit Acceptance Corp.	21,477	8,642,989
#*	CrossFirst Bankshares, Inc.	44,969	475,772
	Cullen/Frost Bankers, Inc.	95,284	8,669,891
#*	Customers Bancorp, Inc.	202,627	8,147,632
#	CVB Financial Corp.	873,216	13,639,634
	Diamond Hill Investment Group, Inc.	27,511	4,321,978
	Dime Community Bancshares, Inc.	167,971	3,088,987
	Donegal Group, Inc., Class A	197,867	2,793,882
	Donegal Group, Inc., Class B	5,267	69,050
*	Donnelley Financial Solutions, Inc.	247,393	13,465,601

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Eagle Bancorp Montana, Inc.	1,699	$19,861
#	Eagle Bancorp, Inc.	5,605	109,185
	Eastern Bankshares, Inc.	4,054	44,635
*	eHealth, Inc.	79,553	682,565
	Employers Holdings, Inc.	211,377	8,032,326
#	Enact Holdings, Inc.	48,038	1,323,927
#*	Encore Capital Group, Inc.	171,541	6,463,665
*	Enova International, Inc.	258,642	10,314,643
*	Enstar Group Ltd.	93,457	22,146,505
	Enterprise Bancorp, Inc.	39,461	1,038,219
	Enterprise Financial Services Corp.	250,039	8,693,856
	Equity Bancshares, Inc., Class A	143,964	3,483,929
	Esquire Financial Holdings, Inc.	36,776	1,684,341
#	ESSA Bancorp, Inc.	50,145	834,914
	Essent Group Ltd.	489,293	23,114,201
*	Euronet Worldwide, Inc.	94,617	7,270,370
	Evans Bancorp, Inc.	12,217	302,004
	Evercore, Inc., Class A	267,875	34,871,967
	EVERTEC, Inc.	428,539	13,618,969
#*	EZCORP, Inc., Class A	386,895	3,172,539
#	Farmers & Merchants Bancorp, Inc.	13,444	234,194
	Farmers National Banc Corp.	204,006	2,303,228
	FB Financial Corp.	131,821	3,871,583
	Federal Agricultural Mortgage Corp., Class A	2,089	252,717
	Federal Agricultural Mortgage Corp., Class C	73,780	10,960,757
	Federated Hermes, Inc.	632,095	20,037,411
#	Fidelity D&D Bancorp, Inc.	1,159	51,923
	Financial Institutions, Inc.	86,765	1,374,358
	First American Financial Corp.	288,892	14,860,604
#	First Bancorp	229,736	6,666,939
	First BanCorp	1,464,499	19,551,062
	First Bancorp, Inc.	78,142	1,830,867
#	First Bancshares, Inc.	122,780	2,973,732
#	First Bank	84,617	935,864
#	First Busey Corp.	296,690	5,892,263
	First Business Financial Services, Inc.	57,891	1,777,254
	First Commonwealth Financial Corp.	739,318	9,004,893
#	First Community Bankshares, Inc.	163,388	5,334,618
	First Community Corp.	1,740	30,798
	First Financial Bancorp	671,884	12,429,854
#	First Financial Bankshares, Inc.	609,161	14,650,322
	First Financial Corp.	57,967	1,994,644
	First Financial Northwest, Inc.	85,576	927,644
#	First Foundation, Inc.	149,010	676,505
	First Hawaiian, Inc.	117,042	2,098,563
	First Horizon Corp.	811,087	8,719,185
	First Internet Bancorp	60,270	986,620
	First Interstate BancSystem, Inc., Class A	212,277	4,897,230
	First Merchants Corp.	316,115	8,633,101
#	First Mid Bancshares, Inc.	22,497	614,618
	First Northwest Bancorp	42,127	547,230
	First of Long Island Corp.	77,332	830,546
#	First U.S. Bancshares, Inc.	2,966	25,493
	First United Corp.	43,767	716,903
*	First Western Financial, Inc.	9,332	124,769
	FirstCash Holdings, Inc.	307,746	33,519,694
	Five Star Bancorp	11,188	217,830
#	Flushing Financial Corp.	144,772	1,786,486
*	Flywire Corp.	493,488	13,269,892

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	FNB Corp.	1,729,191	$18,485,052
	FS Bancorp, Inc.	46,576	1,344,649
	Fulton Financial Corp.	1,194,387	15,515,087
#*	FVCBankcorp, Inc.	16,275	177,723
*	Genworth Financial, Inc., Class A	2,883,550	17,272,470
	German American Bancorp, Inc.	159,690	4,364,328
#	Glacier Bancorp, Inc.	741,922	22,398,625
#*	Goosehead Insurance, Inc., Class A	69,495	4,508,141
	Great Southern Bancorp, Inc.	98,322	4,888,570
*	Green Dot Corp., Class A	129,509	1,447,911
	Greene County Bancorp, Inc.	14,678	347,869
	Greenhill & Co., Inc.	32,689	484,124
#*	Greenlight Capital Re Ltd., Class A	163,277	1,820,539
#	Guaranty Bancshares, Inc.	52,022	1,484,188
#	Hamilton Lane, Inc., Class A	162,731	13,688,932
#	Hancock Whitney Corp.	506,851	17,450,880
	Hanmi Financial Corp.	218,591	3,208,916
	Hanover Insurance Group, Inc.	141,878	16,629,520
	HarborOne Bancorp, Inc.	324,280	3,190,915
#	Hawthorn Bancshares, Inc.	6,047	105,520
	HBT Financial, Inc.	57,678	1,038,204
#	HCI Group, Inc.	69,284	4,085,677
	Heartland Financial USA, Inc.	396,014	10,850,784
	Heritage Commerce Corp.	452,578	3,702,088
	Heritage Financial Corp.	271,734	4,421,112
*	Heritage Global, Inc.	53,127	164,162
*	Heritage Insurance Holdings, Inc.	93,222	550,942
#	Hilltop Holdings, Inc.	463,580	12,804,080
#	Hingham Institution For Savings The	10,011	1,487,434
	HMN Financial, Inc.	33,229	604,768
	Home Bancorp, Inc.	33,369	1,143,556
#	Home BancShares, Inc.	1,169,573	23,917,768
	HomeStreet, Inc.	4,964	23,976
	HomeTrust Bancshares, Inc.	56,668	1,167,927
	Hope Bancorp, Inc.	1,106,813	9,695,682
	Horace Mann Educators Corp.	277,064	8,791,241
#	Horizon Bancorp, Inc.	394,294	3,741,850
	Houlihan Lokey, Inc.	107,284	10,784,188
#*	I3 Verticals, Inc., Class A	111,199	2,084,981
	Independent Bank Corp.	315,637	15,403,086
	Independent Bank Corp.	114,150	2,277,292
#	Independent Bank Group, Inc.	384,679	13,598,403
	International Bancshares Corp.	486,050	21,303,571
*	International Money Express, Inc.	178,124	2,842,859
	Invesco Ltd.	574,908	7,456,557
	Investar Holding Corp.	8,966	84,998
	Investors Title Co.	15,444	2,221,002
#	Jackson Financial, Inc., Class A	243,886	8,953,055
	James River Group Holdings Ltd.	66,139	909,411
#	Janus Henderson Group PLC	604,369	13,942,793
	Kearny Financial Corp.	260,731	1,809,473
	Kemper Corp.	459,852	18,338,898
#*	Kingsway Financial Services, Inc.	10,560	81,523
	Kinsale Capital Group, Inc.	38,037	12,700,935
#	Lake Shore Bancorp, Inc.	537	5,252
	Lakeland Bancorp, Inc.	407,494	4,596,532
#	Lakeland Financial Corp.	182,779	9,001,866
#	Landmark Bancorp, Inc.	14,516	242,272
	Lazard Ltd., Class A	126,476	3,512,239

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	LCNB Corp.	41,144	$575,605
*	LendingClub Corp.	108,985	565,632
#*	LendingTree, Inc.	30,789	407,338
	Lincoln National Corp.	480,362	10,457,481
	Live Oak Bancshares, Inc.	197,043	5,684,691
	Luther Burbank Corp.	52,893	430,549
	Macatawa Bank Corp.	239,843	2,189,767
	Magyar Bancorp, Inc.	4,764	42,876
#*	Maiden Holdings Ltd.	766,726	1,257,431
#	MainStreet Bancshares, Inc.	9,629	185,647
*	Marqeta, Inc., Class A	1,360,309	7,032,798
#*	MBIA, Inc.	116,994	804,919
	Mercantile Bank Corp.	120,377	3,965,218
	Merchants Bancorp	74,348	2,222,262
	Mercury General Corp.	56,213	1,735,857
	Meridian Corp.	22,856	228,560
#	Metrocity Bankshares, Inc.	53,626	1,074,665
#*	Metropolitan Bank Holding Corp.	14,481	469,329
	MGIC Investment Corp.	1,365,759	22,999,382
	Mid Penn Bancorp, Inc.	5,928	112,988
	Middlefield Banc Corp.	769	19,610
	Midland States Bancorp, Inc.	126,657	2,763,656
	MidWestOne Financial Group, Inc.	1,016	20,239
#	Moelis & Co., Class A	357,988	14,906,620
*	Mr Cooper Group, Inc.	320,473	18,116,339
	MVB Financial Corp.	17,388	341,674
	National Bank Holdings Corp., Class A	239,469	7,466,643
#	National Bankshares, Inc.	20,766	488,001
	National Western Life Group, Inc., Class A	18,760	8,984,164
#	Navient Corp.	1,045,874	16,639,855
	NBT Bancorp, Inc.	309,083	10,345,008
*	NCR Atleos Corp.	384,037	8,471,856
	Nelnet, Inc., Class A	240,818	20,423,775
*	NerdWallet, Inc., Class A	65,316	704,106
#	New York Community Bancorp, Inc.	1,243,071	11,784,313
*	NI Holdings, Inc.	2,804	35,583
#*	Nicholas Financial, Inc.	34,746	163,306
#	Nicolet Bankshares, Inc.	66,226	4,822,577
*	NMI Holdings, Inc., Class A	504,840	13,807,374
	Northeast Bank	56,602	2,702,179
#	Northeast Community Bancorp, Inc.	18,354	279,715
#	Northfield Bancorp, Inc.	320,765	2,758,579
	Northrim BanCorp, Inc.	49,890	2,080,912
#	Northwest Bancshares, Inc.	745,670	7,769,881
#	Norwood Financial Corp.	11,648	298,305
#	Oak Valley Bancorp	6,301	157,210
	OceanFirst Financial Corp.	291,277	3,687,567
#*	Ocwen Financial Corp.	39,423	947,729
	OFG Bancorp	335,960	9,951,135
#	Ohio Valley Banc Corp.	17,444	416,912
#	Old National Bancorp	1,218,419	16,692,340
	Old Republic International Corp.	54,445	1,490,704
	Old Second Bancorp, Inc.	205,425	2,785,563
	OneMain Holdings, Inc.	489,614	17,591,831
	OP Bancorp	33,327	281,613
*	Open Lending Corp., Class A	241,469	1,446,399
*	Oportun Financial Corp.	75,819	443,541
	Oppenheimer Holdings, Inc., Class A	68,996	2,419,690
#	Origin Bancorp, Inc.	38,604	1,142,292

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*††	Orleans Homebuilders, Inc.	25,819	$0
	Orrstown Financial Services, Inc.	46,829	988,560
*	Oscar Health, Inc., Class A	188,304	964,116
	Pacific Premier Bancorp, Inc.	729,448	13,859,512
*	Palomar Holdings, Inc.	46,832	2,345,347
#	Park National Corp.	81,502	8,263,488
#	Parke Bancorp, Inc.	41,051	691,299
	Pathward Financial, Inc.	208,040	9,422,132
*	Paymentus Holdings, Inc., Class A	26,426	384,763
#*	Payoneer Global, Inc.	189,611	1,097,848
#*	Paysafe Ltd.	57,319	557,141
#	PCB Bancorp	31,315	481,625
	Peapack-Gladstone Financial Corp.	140,000	3,271,800
#	Penns Woods Bancorp, Inc.	42,420	894,214
	PennyMac Financial Services, Inc.	234,487	15,757,526
	Peoples Bancorp of North Carolina, Inc.	14,596	328,410
#	Peoples Bancorp, Inc.	187,334	5,166,672
	Peoples Financial Services Corp.	12,555	492,282
#	Perella Weinberg Partners	55,143	540,953
	Pinnacle Financial Partners, Inc.	221,445	13,809,310
	Piper Sandler Cos	96,692	13,522,376
#	PJT Partners, Inc., Class A	144,057	11,288,307
	Plumas Bancorp	3,619	123,589
#*	Ponce Financial Group, Inc.	74,062	576,202
	Popular, Inc.	283,789	18,457,637
*	PRA Group, Inc.	166,398	2,048,359
	Preferred Bank	101,538	6,048,619
	Premier Financial Corp.	260,172	4,513,984
	Primerica, Inc.	73,929	14,132,268
#	Primis Financial Corp.	2,130	19,937
#	Princeton Bancorp, Inc.	1,491	44,730
	ProAssurance Corp.	226,993	3,858,881
*	PROG Holdings, Inc.	390,819	10,704,532
	Prosperity Bancshares, Inc.	116,980	6,380,089
	Provident Financial Holdings, Inc.	47,341	565,725
#	Provident Financial Services, Inc.	517,072	7,264,862
#	QCR Holdings, Inc.	118,522	5,623,869
	Radian Group, Inc.	225,556	5,715,589
	RBB Bancorp	12,264	141,894
#	Red River Bancshares, Inc.	9,340	434,123
#	Regional Management Corp.	98,178	2,440,705
#*	Remitly Global, Inc.	469,115	12,633,267
	Renasant Corp.	357,008	8,707,425
*	Repay Holdings Corp.	243,628	1,459,332
	Republic Bancorp, Inc., Class A	113,494	5,015,300
	Richmond Mutual BanCorp, Inc.	5,690	55,819
	Riverview Bancorp, Inc.	83,721	447,907
	RLI Corp.	245,534	32,714,950
	S&T Bancorp, Inc.	251,021	6,466,301
	Safety Insurance Group, Inc.	110,774	8,326,882
	Sandy Spring Bancorp, Inc.	383,316	7,838,812
	SB Financial Group, Inc.	4,414	61,664
	Seacoast Banking Corp. of Florida	399,013	8,064,053
*	Security National Financial Corp., Class A	45,590	315,027
	Selective Insurance Group, Inc.	396,604	41,290,442
#	ServisFirst Bancshares, Inc.	379,168	17,881,563
#*	Shift4 Payments, Inc., Class A	171,567	7,638,163
	Shore Bancshares, Inc.	34,062	349,476
	Sierra Bancorp	65,188	1,147,309

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Silvercrest Asset Management Group, Inc., Class A	51,407	$912,474
	Simmons First National Corp., Class A	498,940	7,089,937
*	SiriusPoint Ltd.	298,678	2,941,978
	SLM Corp.	1,113,434	14,474,642
	SmartFinancial, Inc.	61,730	1,287,070
	Sound Financial Bancorp, Inc.	100	3,670
	South Plains Financial, Inc.	32,920	882,914
#*	Southern First Bancshares, Inc.	16,719	451,413
	Southern Missouri Bancorp, Inc.	53,955	2,182,480
#	Southside Bancshares, Inc.	218,623	5,837,234
#	SouthState Corp.	348,024	23,004,386
#	Stellar Bancorp, Inc.	239,646	5,209,904
	StepStone Group, Inc., Class A	156,326	4,424,026
#*	Sterling Bancorp, Inc.	48,932	271,083
#	Stewart Information Services Corp.	199,125	8,695,789
	Stifel Financial Corp.	320,860	18,289,020
#	Stock Yards Bancorp, Inc.	196,366	7,679,874
*	StoneX Group, Inc.	150,604	14,355,573
	Summit Financial Group, Inc.	44,900	965,350
	Summit State Bank	817	10,417
	Synovus Financial Corp.	407,591	10,625,897
	Territorial Bancorp, Inc.	38,413	296,548
*	Texas Capital Bancshares, Inc.	337,641	18,590,513
#	TFS Financial Corp.	396,284	4,699,928
*	Third Coast Bancshares, Inc.	4,156	64,460
	Timberland Bancorp, Inc.	69,148	1,949,282
	Tiptree, Inc.	278,713	4,211,353
	Tompkins Financial Corp.	81,420	4,077,514
	Towne Bank	227,774	5,452,910
	TriCo Bancshares	212,328	6,868,811
#*	Triumph Financial, Inc.	148,646	9,253,213
	TrustCo Bank Corp.	116,486	2,973,888
	Trustmark Corp.	465,601	9,363,236
	UMB Financial Corp.	342,150	21,459,648
#	Union Bankshares, Inc.	2,252	60,781
	United Bancshares, Inc.	900	15,543
	United Bankshares, Inc.	874,747	24,877,805
#	United Community Banks, Inc.	689,130	15,222,882
	United Fire Group, Inc.	133,145	2,681,540
	United Security Bancshares	63,027	489,720
	Unity Bancorp, Inc.	66,045	1,589,043
	Universal Insurance Holdings, Inc.	219,027	3,429,963
	Univest Financial Corp.	168,366	2,804,978
#	Valley National Bancorp	2,289,359	17,811,213
#	Value Line, Inc.	21,281	871,457
	Veritex Holdings, Inc.	64,946	1,118,370
#	Victory Capital Holdings, Inc., Class A	268,447	7,908,449
#	Virginia National Bankshares Corp.	1,004	30,853
	Virtu Financial, Inc., Class A	433,749	8,020,019
	Virtus Investment Partners, Inc.	53,483	9,853,173
#	WaFd, Inc.	464,055	11,452,877
#	Walker & Dunlop, Inc.	242,801	15,733,505
	Washington Trust Bancorp, Inc.	71,012	1,646,768
#	Waterstone Financial, Inc.	245,292	2,649,154
	Webster Financial Corp.	88,497	3,360,231
	WesBanco, Inc.	316,834	7,727,581
#	West BanCorp, Inc.	93,469	1,535,696
	Westamerica BanCorp	182,566	8,624,418
	Western Alliance Bancorp	96,636	3,971,740

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Western New England Bancorp, Inc.	140,941	$1,010,547
	Western Union Co.	1,018,091	11,494,247
	Westwood Holdings Group, Inc.	8,382	76,192
	White Mountains Insurance Group Ltd.	19,400	27,756,550
	Wintrust Financial Corp.	290,642	21,708,051
#	WisdomTree, Inc.	888,209	5,506,896
#*	World Acceptance Corp.	59,463	5,864,241
#	WSFS Financial Corp.	436,243	15,443,002
	WVS Financial Corp.	4,423	54,182
	Zions Bancorp NA	295,030	9,101,675

TOTAL FINANCIALS			2,507,573,197

HEALTH CARE — (8.3%)
*	10X Genomics, Inc., Class A	116,011	4,092,868
#*	4D Molecular Therapeutics, Inc.	187,056	2,008,981
*	Abeona Therapeutics, Inc.	3,982	15,211
#*	Acadia Healthcare Co., Inc.	363,815	26,744,041
*	Accolade, Inc.	345,886	2,248,259
#*	Accuray, Inc.	125,940	332,482
#††	Achillion Pharmaceuticals, Inc.	2,084,145	562,719
*	Aclaris Therapeutics, Inc.	95,781	476,989
#*	Actinium Pharmaceuticals, Inc.	39,328	219,450
*	Acumen Pharmaceuticals, Inc.	8,869	16,585
#*	AdaptHealth Corp.	12,621	92,512
*	Adaptive Biotechnologies Corp.	14,775	65,601
*	Addus HomeCare Corp.	98,050	7,736,145
*	ADMA Biologics, Inc.	977,573	3,304,197
#††	Aduro Biotech, Inc.	57,164	150,341
*	Aerovate Therapeutics, Inc.	3,329	35,321
*»	Aerpio Pharmaceuticals, Inc.	15,393	0
#*	Agiliti, Inc.	26,474	149,049
#*	agilon health, Inc.	119,119	2,144,142
*	Agios Pharmaceuticals, Inc.	190,462	4,001,607
#*	AirSculpt Technologies, Inc.	3,015	18,090
††	Albireo Pharma, Inc.	36,732	198,720
#*	Aldeyra Therapeutics, Inc.	351,351	600,810
#*	Alector, Inc.	59,529	309,551
*	Alkermes PLC	880,303	21,294,530
*	Alpine Immune Sciences, Inc.	33,120	339,149
#*	ALX Oncology Holdings, Inc.	5,573	40,126
*	Amedisys, Inc.	68,892	6,302,929
*	American Shared Hospital Services	3,446	8,064
*	AMN Healthcare Services, Inc.	282,700	21,445,622
#*	Amneal Pharmaceuticals, Inc.	254,637	985,445
#*	Amphastar Pharmaceuticals, Inc.	311,685	14,109,980
#*	AnaptysBio, Inc.	73,134	1,192,816
*	AngioDynamics, Inc.	4,900	30,380
*	ANI Pharmaceuticals, Inc.	95,079	5,870,177
*	Anika Therapeutics, Inc.	83,097	1,620,391
#*	Apollo Medical Holdings, Inc.	87,861	2,742,142
#*	Apyx Medical Corp.	59,024	135,165
#*	Arcturus Therapeutics Holdings, Inc.	163,135	3,115,878
*	Arcus Biosciences, Inc.	303,084	4,761,450
#*	Arrowhead Pharmaceuticals, Inc.	303,756	7,469,360
#*	ARS Pharmaceuticals, Inc.	18,181	64,906
#*	Artivion, Inc.	282,084	3,593,750
*	Athira Pharma, Inc.	58,613	91,436
*	AtriCure, Inc.	211,928	7,341,186
#	Atrion Corp.	12,341	4,220,375

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Aura Biosciences, Inc.	21,882	$178,557
*	Avanos Medical, Inc.	237,428	4,359,178
#*	Avid Bioservices, Inc.	6,521	40,104
#*	Avita Medical, Inc.	26,668	248,279
*	Axogen, Inc.	160,515	603,536
#*	Axonics, Inc.	233,187	11,941,506
#*	Azenta, Inc.	184,099	8,367,300
#*	Beam Therapeutics, Inc.	5,198	109,886
#*	Biomea Fusion, Inc.	33,682	344,230
#*	Biote Corp., Class A	17,479	93,163
#*	Bluebird Bio, Inc.	67,625	199,494
#*	Brookdale Senior Living, Inc.	460,550	1,800,750
*	Cabaletta Bio, Inc.	4,424	63,086
#*	CareDx, Inc.	22,797	123,332
#*	Caribou Biosciences, Inc.	130,001	471,904
#	Carisma Therapeutics, Inc.	8,313	24,939
*	Castle Biosciences, Inc.	28,410	443,764
*	Catalyst Pharmaceuticals, Inc.	585,477	7,265,770
#*	Certara, Inc.	81,727	996,252
#*	Champions Oncology, Inc.	28,340	154,736
	Chemed Corp.	2,873	1,616,493
»	Chinook Therapeutics, Inc.	363,217	141,655
*††	Clementia Pharmaceuticals, Inc.	2,928	0
*	Cogent Biosciences, Inc.	362,503	2,958,024
#*	Collegium Pharmaceutical, Inc.	245,703	5,346,497
*	Community Health Systems, Inc.	75,807	162,227
*	Computer Programs & Systems, Inc.	12,270	172,884
#	CONMED Corp.	202,464	19,732,141
*	Corbus Pharmaceuticals Holdings, Inc.	22,017	119,993
#*	Corcept Therapeutics, Inc.	609,647	17,118,888
#*	CorVel Corp.	154,210	29,907,487
#*	Crinetics Pharmaceuticals, Inc.	249,907	7,319,776
#*»	CRISPR Therapeutics AG	104,303	4,060,516
*	Cross Country Healthcare, Inc.	260,699	6,037,789
#*	Cue Biopharma, Inc.	103,646	217,657
*	Cullinan Oncology, Inc.	68,248	636,754
#*	CVRx, Inc.	2,859	38,253
#*	Cymabay Therapeutics, Inc.	373,645	6,120,305
*	Cytek Biosciences, Inc.	93,571	393,934
*	DaVita, Inc.	17,182	1,326,966
*	Deciphera Pharmaceuticals, Inc.	174,106	2,087,531
#*	Definitive Healthcare Corp., Class A	36,698	211,380
#*	Denali Therapeutics, Inc.	158,770	2,989,639
	DENTSPLY SIRONA, Inc.	111,152	3,380,132
	Dianthus Therapeutics, Inc.	1,019	12,228
#*	Doximity, Inc., Class A	82,272	1,680,817
#*	Dynavax Technologies Corp.	738,031	10,487,420
*	Dyne Therapeutics, Inc.	8,288	58,430
*	Eagle Pharmaceuticals, Inc.	14,548	199,744
#*	Editas Medicine, Inc.	7,770	51,904
*	Elanco Animal Health, Inc.	624,181	5,499,035
*	ElectroCore, Inc.	2,539	15,539
#*	Electromed, Inc.	61,656	649,238
	Encompass Health Corp.	341,817	21,384,071
#*	Enhabit, Inc.	172,308	1,269,910
*	Enovis Corp.	297,429	13,651,991
	Ensign Group, Inc.	424,098	40,967,867
*	Envista Holdings Corp.	146,454	3,407,985
*	EQRx, Inc.	132,756	289,408

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Eton Pharmaceuticals, Inc.	2,561	$10,807
*	Evolent Health, Inc., Class A	634,402	15,498,441
*	Exagen, Inc.	5,200	8,528
*	Exelixis, Inc.	1,153,776	23,756,248
#*	EyePoint Pharmaceuticals, Inc.	16,779	101,010
#*	FONAR Corp.	33,960	460,158
*	Fulcrum Therapeutics, Inc.	77,417	281,798
#*	Fulgent Genetics, Inc.	62,657	1,500,009
#*	Generation Bio Co.	27,480	25,784
*	Glaukos Corp.	248,615	16,955,543
*	Globus Medical, Inc., Class A	537,636	24,575,342
#*	GoodRx Holdings, Inc., Class A	317,811	1,566,808
*	Haemonetics Corp.	204,630	17,440,615
*	Halozyme Therapeutics, Inc.	408,817	13,846,632
*	Harmony Biosciences Holdings, Inc.	19,367	455,899
#*	Harrow, Inc.	76,390	1,095,051
#*	Harvard Bioscience, Inc.	222,757	977,903
*	Health Catalyst, Inc.	254,956	1,909,620
*	HealthEquity, Inc.	351,235	25,176,525
	HealthStream, Inc.	230,605	5,857,367
*	HilleVax, Inc.	1,407	15,477
*	Hims & Hers Health, Inc.	6,090	36,418
#*	Humacyte, Inc.	27,006	57,253
*	iCAD, Inc.	14,215	19,048
#*	ICU Medical, Inc.	2,727	267,410
*	Ideaya Biosciences, Inc.	258,978	7,036,432
*	Ikena Oncology, Inc.	6,528	26,308
††	IMARA, Inc.	8,795	1,055
#	Immix Biopharma, Inc.	11,911	43,118
#*	Immuneering Corp., Class A	6,193	43,537
*	ImmunoGen, Inc.	259,237	3,852,262
*	Immunovant, Inc.	63,866	2,110,771
#*	Inari Medical, Inc.	168,736	10,243,963
#*	InfuSystem Holdings, Inc.	108,448	1,038,932
#*	Innoviva, Inc.	400,908	4,975,268
*	Inozyme Pharma, Inc.	7,775	23,092
*	Integer Holdings Corp.	222,096	18,027,532
*	Integra LifeSciences Holdings Corp.	159,792	5,746,120
#*	Intellia Therapeutics, Inc.	270,214	6,768,861
#*	Iovance Biotherapeutics, Inc.	616,784	2,356,115
	iRadimed Corp.	57,775	2,353,753
#*	Ironwood Pharmaceuticals, Inc.	364,433	3,268,964
*	iTeos Therapeutics, Inc.	64,393	647,794
#*	Joint Corp.	5,155	40,261
*	KALA BIO, Inc.	3,091	21,019
#*	KalVista Pharmaceuticals, Inc.	135,580	1,151,074
*	Keros Therapeutics, Inc.	1,589	45,350
#*	Kewaunee Scientific Corp.	18,446	328,339
#*	Kiniksa Pharmaceuticals Ltd., Class A	172,820	2,635,505
#*	Krystal Biotech, Inc.	136,923	16,002,191
*	Kura Oncology, Inc.	39,665	335,169
#*	Lantheus Holdings, Inc.	412,382	26,639,877
#*	Larimar Therapeutics, Inc.	11,809	34,600
	LeMaitre Vascular, Inc.	163,084	7,922,621
*	LENSAR, Inc.	102,775	220,966
#*	LifeStance Health Group, Inc.	71,255	415,417
*	Ligand Pharmaceuticals, Inc.	42,921	2,244,339
*	LivaNova PLC	287,350	14,094,517
*	Lyra Therapeutics, Inc.	3,482	10,342

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	MacroGenics, Inc.	195,200	$1,018,944
*	Marker Therapeutics, Inc.	15,900	38,160
*	Medpace Holdings, Inc.	122,098	29,629,522
#*	MEI Pharma, Inc.	5,576	38,028
#*	MeiraGTx Holdings PLC	76,974	347,922
*	Merit Medical Systems, Inc.	403,213	27,716,862
#*	Merrimack Pharmaceuticals, Inc.	110,932	1,356,698
#	Mesa Laboratories, Inc.	404	37,907
#*	Milestone Pharmaceuticals, Inc.	8,075	20,672
#*	Mirati Therapeutics, Inc.	165,078	9,166,781
#*	ModivCare, Inc.	101,307	4,279,208
*	Morphic Holding, Inc.	75,056	1,497,367
*	Myriad Genetics, Inc.	249,890	3,893,286
	National HealthCare Corp.	91,086	6,135,553
	National Research Corp.	145,329	6,141,604
#*	NeoGenomics, Inc.	283,216	3,970,688
*	NeuroBo Pharmaceuticals, Inc.	2,846	1,198
*	Nexgel, Inc.	152	271
#*	NextGen Healthcare, Inc.	330,995	7,917,400
*	Nurix Therapeutics, Inc.	13,296	74,325
#*	Nuvalent, Inc., Class A	62,399	3,250,364
#*	Olema Pharmaceuticals, Inc.	288,795	3,838,086
*	OmniAb, Inc.	290,977	1,323,945
#*»	OmniAb, Inc.	30,196	0
#*»	OmniAb, Inc.	30,196	0
*	Omnicell, Inc.	328,715	11,682,531
††	Opiant Pharmaceuticals, Inc.	18,273	4,386
#*	OPKO Health, Inc.	6,503	8,129
#*	OptimizeRx Corp.	57,581	464,103
*	Option Care Health, Inc.	943,431	26,161,342
*	OraSure Technologies, Inc.	405,172	2,090,688
	Organon & Co.	437,857	6,475,905
*	ORIC Pharmaceuticals, Inc.	818	5,481
*	Orthofix Medical, Inc.	118,570	1,309,013
#*	OrthoPediatrics Corp.	2,804	68,586
#*	Owens & Minor, Inc.	557,263	7,985,579
#*	Pacific Biosciences of California, Inc.	508,645	3,143,426
*	Pacira BioSciences, Inc.	78,758	2,225,701
#*	Paragon 28, Inc.	3,941	34,011
	Patterson Cos., Inc.	557,019	16,966,799
#*††	PDL BioPharma, Inc.	1,354,466	2,180,690
*	Pediatrix Medical Group, Inc.	368,462	4,222,574
*	Pennant Group, Inc.	222,664	2,420,358
	Perrigo Co. PLC	123,494	3,413,374
#*	PetIQ, Inc.	133,461	2,505,063
	Phibro Animal Health Corp., Class A	102,526	1,119,584
*	Phreesia, Inc.	38,164	521,320
*	PMV Pharmaceuticals, Inc.	42,343	63,938
*	Prestige Consumer Healthcare, Inc.	366,467	21,753,481
*	Privia Health Group, Inc.	243,828	5,125,265
#*	Pro-Dex, Inc.	25,019	438,333
#*	Progyny, Inc.	307,371	9,485,469
*	Protagonist Therapeutics, Inc.	238,533	3,468,270
#*	Prothena Corp. PLC	256,834	9,364,168
*	Pulmonx Corp.	46,838	411,706
#*	Puma Biotechnology, Inc.	136,371	335,473
*	Quanterix Corp.	168,077	3,650,632
*	QuidelOrtho Corp.	29,336	1,791,843
#*	R1 RCM, Inc.	316,889	3,736,121

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	RadNet, Inc.	448,062	$12,079,751
#*	RAPT Therapeutics, Inc.	3,456	45,446
#*	Recursion Pharmaceuticals, Inc., Class A	232,170	1,225,858
#*	REGENXBIO, Inc.	165,839	2,137,665
#*	Reneo Pharmaceuticals, Inc.	5,562	44,997
#*	Renovaro Biosciences, Inc.	10,906	30,973
#*	Repare Therapeutics, Inc.	3,298	11,213
#*	Replimune Group, Inc.	64,097	933,893
#*	REVOLUTION Medicines, Inc.	455,914	9,027,097
*††	Rexahn Pharmaceuticals, Inc.	246	0
#*	Rocket Pharmaceuticals, Inc.	298,620	5,405,022
*	RxSight, Inc.	2,872	63,586
#*	Sage Therapeutics, Inc.	8,473	158,699
#*	Sanara Medtech, Inc.	888	24,411
#*	Savara, Inc.	23,648	86,552
#*	Scholar Rock Holding Corp.	38,949	458,040
#*	Schrodinger, Inc.	202,895	4,402,821
#*	scPharmaceuticals, Inc.	58,787	314,510
	Select Medical Holdings Corp.	970,741	22,064,943
#*	Semler Scientific, Inc.	9,888	288,433
*	SI-BONE, Inc.	133,891	2,277,486
#	SIGA Technologies, Inc.	56,706	289,201
#	Simulations Plus, Inc.	76,692	2,704,927
#*	SomaLogic, Inc.	59,472	132,623
#*	Sotera Health Co.	67,966	860,450
#*	SpringWorks Therapeutics, Inc.	177,234	4,058,659
#*	STAAR Surgical Co.	66,631	2,786,508
#††	Strongbridge Biopharma	228,415	65,692
*	Supernus Pharmaceuticals, Inc.	397,532	9,481,138
#*	Surgery Partners, Inc.	253,975	5,874,442
*	Surmodics, Inc.	119,783	3,528,807
*	Sutro Biopharma, Inc.	98,690	271,397
*	Tactile Systems Technology, Inc.	70,013	764,542
#*	Tango Therapeutics, Inc.	2,250	18,900
#*	Taro Pharmaceutical Industries Ltd.	45,806	1,555,572
#*	Tarsus Pharmaceuticals, Inc.	104,727	1,491,312
*	Tenaya Therapeutics, Inc.	12,202	22,208
*	Tenet Healthcare Corp.	224,931	12,078,795
††	Tetraphase Pharmaceuticals, Inc.	2,198	176
	Tourmaline Bio, Inc.	1,541	25,411
#*	Treace Medical Concepts, Inc.	58,396	585,712
*	Twist Bioscience Corp.	12,730	200,625
#*	Tyra Biosciences, Inc.	1,701	19,732
#	U.S. Physical Therapy, Inc.	101,559	8,542,127
*	UFP Technologies, Inc.	49,319	7,689,818
	Utah Medical Products, Inc.	36,966	2,939,536
*	Vanda Pharmaceuticals, Inc.	235,748	1,032,576
#*	Varex Imaging Corp.	132,674	2,394,766
#*	Veracyte, Inc.	307,173	6,364,625
#*	Veradigm, Inc.	885,385	11,678,228
*	Vericel Corp.	189,141	6,653,980
#*	Viridian Therapeutics, Inc.	5,217	65,212
*	Voyager Therapeutics, Inc.	58,133	381,934
*	VYNE Therapeutics, Inc.	3,873	11,813
#*	Xencor, Inc.	34,293	594,984
*	Xenon Pharmaceuticals, Inc.	81,354	2,521,974
#*	XOMA Corp.	3,350	63,147
*	Y-mAbs Therapeutics, Inc.	21,339	113,950
#*	Zentalis Pharmaceuticals, Inc.	101,755	1,664,712

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Zimvie, Inc.	3,651	$25,776
#*	Zymeworks, Inc.	18,351	128,824

TOTAL HEALTH CARE			1,131,546,700

INDUSTRIALS — (19.9%)
#	AAON, Inc.	594,244	32,374,413
*	AAR Corp.	254,772	15,123,266
	ABM Industries, Inc.	477,176	18,772,104
	ACCO Brands Corp.	263,816	1,334,909
	Acme United Corp.	20,105	673,518
#	Acuity Brands, Inc.	115,393	18,690,204
#*	ACV Auctions, Inc., Class A	249,244	3,322,423
*	AeroVironment, Inc.	156,741	17,971,923
*	AerSale Corp.	65,687	1,004,354
	Air Lease Corp.	438,181	15,174,208
#*	Air T, Inc.	1,157	27,016
#*	Air Transport Services Group, Inc.	428,720	8,390,050
	Alamo Group, Inc.	89,680	14,375,704
*	Alaska Air Group, Inc.	561,587	17,762,997
	Albany International Corp., Class A	228,504	18,648,211
*	Alight, Inc., Class A	320,037	2,125,046
	Allegiant Travel Co.	97,428	6,490,653
	Allient, Inc.	146,473	4,042,655
	Allison Transmission Holdings, Inc.	300,931	15,172,941
*	Alpha Pro Tech Ltd.	20,453	81,812
#	Alta Equipment Group, Inc.	121,706	1,118,478
#*	Ameresco, Inc., Class A	210,179	5,496,181
#*	American Superconductor Corp.	106,044	664,366
*	American Woodmark Corp.	124,925	8,398,708
*	API Group Corp.	302,460	7,824,640
	Apogee Enterprises, Inc.	187,051	8,028,229
	Applied Industrial Technologies, Inc.	272,046	41,761,781
	ARC Document Solutions, Inc.	104,702	291,072
	ArcBest Corp.	174,939	19,047,358
	Arcosa, Inc.	146,387	10,110,950
	Argan, Inc.	103,654	4,741,134
#	Aris Water Solutions, Inc., Class A	17,434	145,574
	Armstrong World Industries, Inc.	325,637	24,712,592
#*	Array Technologies, Inc.	306,969	5,319,773
*	ASGN, Inc.	358,128	29,889,363
#	Astec Industries, Inc.	132,506	5,305,540
#*	Astronics Corp.	108,393	1,661,665
#*	Astronics Corp., Class B	39,754	576,433
*	Asure Software, Inc.	106,604	901,870
#*	Atkore, Inc.	257,880	32,049,326
*	Avalon Holdings Corp., Class A	27,805	55,332
#*	Avis Budget Group, Inc.	16,420	2,673,176
*	AZEK Co., Inc.	650,000	17,030,000
	AZZ, Inc.	119,339	5,641,155
	Barnes Group, Inc.	384,801	8,000,013
	Barrett Business Services, Inc.	56,518	5,169,136
*	Beacon Roofing Supply, Inc.	459,437	32,698,131
	BGSF, Inc.	23,261	215,629
#*	Blade Air Mobility, Inc.	50,763	108,125
*	BlueLinx Holdings, Inc.	32,872	2,337,528
	Boise Cascade Co.	305,055	28,598,906
*	Bowman Consulting Group Ltd.	600	15,942
	Brady Corp., Class A	330,877	17,026,930
*	BrightView Holdings, Inc.	65,004	438,127

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Brink’s Co.	314,995	$21,060,566
*	Broadwind, Inc.	44,370	116,249
	BWX Technologies, Inc.	210,737	15,653,544
#	Cadre Holdings, Inc.	19,588	549,443
*	Casella Waste Systems, Inc., Class A	371,267	28,012,095
*	CBIZ, Inc.	386,364	20,075,473
#*	CECO Environmental Corp.	236,497	3,826,521
#*	Chart Industries, Inc.	112,617	13,089,474
	Chicago Rivet & Machine Co.	3,975	69,761
*	Cimpress PLC	139,686	8,335,064
	Civeo Corp.	4,143	82,860
#*	Clarivate PLC	343,363	2,190,656
*	Clean Harbors, Inc.	95,151	14,621,854
	Columbus McKinnon Corp.	170,392	5,208,883
	Comfort Systems USA, Inc.	264,955	48,182,067
*	Commercial Vehicle Group, Inc.	245,713	1,712,620
	CompX International, Inc.	21,907	412,290
	Concentrix Corp.	49,209	3,750,218
*	Concrete Pumping Holdings, Inc.	88,773	624,074
#*	Conduent, Inc.	1,456,491	4,646,206
*	Construction Partners, Inc., Class A	100,830	3,876,914
#	Copa Holdings SA, Class A	114,274	9,330,472
#*	Core & Main, Inc., Class A	187,440	5,638,195
#††	Costa Communications, Inc.	5,954	14,706
#	Costamare, Inc.	600,740	5,424,682
#	Covenant Logistics Group, Inc.	63,976	2,526,092
*»	CPI Aerostructures, Inc.	4,192	12,664
#	CRA International, Inc.	55,353	5,375,330
	Crane Co.	62,591	6,091,982
	CSG Systems International, Inc.	234,575	10,992,185
	CSW Industrials, Inc.	111,864	19,829,013
	Curtiss-Wright Corp.	57,814	11,494,001
*	Custom Truck One Source, Inc.	27,407	158,138
*	Daseke, Inc.	40,882	181,516
	Deluxe Corp.	175,099	2,985,438
#*	Distribution Solutions Group, Inc.	200,632	6,049,055
	Donaldson Co., Inc.	21,248	1,225,160
	Douglas Dynamics, Inc.	179,178	4,350,442
#*	Ducommun, Inc.	95,966	4,591,013
	Dun & Bradstreet Holdings, Inc.	354,003	3,101,066
*	DXP Enterprises, Inc.	127,717	4,163,574
*	Dycom Industries, Inc.	213,593	18,193,852
#	Eagle Bulk Shipping, Inc.	73,826	3,012,101
#	Eastern Co.	31,570	513,013
	EMCOR Group, Inc.	86,352	17,844,641
#	Encore Wire Corp.	126,362	22,597,316
*	Energy Recovery, Inc.	134,558	2,045,282
#	Enerpac Tool Group Corp.	367,635	10,404,071
	EnerSys	297,374	25,449,267
	Eneti, Inc.	46,044	467,347
	Ennis, Inc.	188,251	4,021,041
	EnPro Industries, Inc.	148,047	16,442,100
*	Enviri Corp.	43,368	248,932
	Esab Corp.	241,410	15,281,253
	ESCO Technologies, Inc.	185,822	18,065,615
	Espey Mfg. & Electronics Corp.	7,785	124,249
#	EVI Industries, Inc.	16,839	433,267
*	ExlService Holdings, Inc.	1,206,714	31,507,303
#	Exponent, Inc.	378,072	27,708,897

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Federal Signal Corp.	444,122	$25,776,841
#	First Advantage Corp.	62,638	814,920
	Flowserve Corp.	403,165	14,804,219
*	Fluor Corp.	486,571	16,197,949
*	Forrester Research, Inc.	145,887	3,384,578
	Forward Air Corp.	187,105	12,051,433
*	Franklin Covey Co.	111,252	4,384,441
	Franklin Electric Co., Inc.	336,851	29,211,719
	FTAI Infrastructure, Inc.	18,367	56,203
*	FTI Consulting, Inc.	175,457	37,242,503
*	Gates Industrial Corp. PLC	410,201	4,479,395
#	GATX Corp.	257,767	26,957,273
#	Genco Shipping & Trading Ltd.	248,401	3,271,441
*	Gencor Industries, Inc.	120,354	1,709,027
#*	Generac Holdings, Inc.	77,957	6,553,845
	Genpact Ltd.	159,530	5,350,636
*	Gibraltar Industries, Inc.	228,981	13,935,784
	Global Industrial Co.	191,435	6,116,348
*	GMS, Inc.	212,110	12,404,193
	Gorman-Rupp Co.	257,386	7,605,756
#	GrafTech International Ltd.	770,078	2,656,769
*	Graham Corp.	31,896	497,259
#	Granite Construction, Inc.	325,503	13,176,361
#*	Great Lakes Dredge & Dock Corp.	469,495	3,568,162
#	Greenbrier Cos., Inc.	256,075	8,857,634
	Griffon Corp.	225,422	9,003,355
*	GXO Logistics, Inc.	174,357	8,806,772
	H&E Equipment Services, Inc.	265,063	10,793,365
#*	Hawaiian Holdings, Inc.	158,366	666,721
#*	Hayward Holdings, Inc.	452,257	4,748,699
	Healthcare Services Group, Inc.	71,187	676,277
#	Heartland Express, Inc.	545,262	6,357,755
	Heidrick & Struggles International, Inc.	146,730	3,571,408
	Helios Technologies, Inc.	232,798	12,040,313
	Herc Holdings, Inc.	196,597	20,994,594
#*	Hertz Global Holdings, Inc.	456,031	3,844,341
	Hexcel Corp.	228,081	14,122,776
	Hillenbrand, Inc.	165,224	6,283,469
#*	Hillman Solutions Corp.	83,354	546,802
	HireQuest, Inc.	703	10,714
#*	HireRight Holdings Corp.	39,881	367,304
#	HNI Corp.	269,479	9,348,227
*	Hub Group, Inc., Class A	234,373	16,113,144
*	Hudson Global, Inc.	6,048	88,724
#*	Hudson Technologies, Inc.	236,312	3,043,699
	Hurco Cos., Inc.	40,006	800,120
*	Huron Consulting Group, Inc.	162,349	16,130,997
	Hyster-Yale Materials Handling, Inc.	70,063	2,803,221
*	IBEX Holdings Ltd.	3,219	52,534
	ICF International, Inc.	138,879	17,600,136
*	IES Holdings, Inc.	201,839	12,560,441
#*	Innodata, Inc.	50,970	382,275
*	Innovative Solutions & Support, Inc.	88,759	647,053
	Insperity, Inc.	170,415	18,036,724
	Insteel Industries, Inc.	144,503	4,033,079
#	Interface, Inc.	232,906	2,070,534
	ITT, Inc.	8,017	748,387
*	Janus International Group, Inc.	112,999	1,057,671
*	JELD-WEN Holding, Inc.	99,884	1,131,686

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	JetBlue Airways Corp.	654,137	$2,459,555
	John Bean Technologies Corp.	231,283	24,058,058
#	Kadant, Inc.	63,412	13,950,640
	Kaman Corp.	107,730	2,004,855
	Karat Packaging, Inc.	11,318	233,490
	KBR, Inc.	153,563	8,929,688
	Kelly Services, Inc., Class A	174,938	3,122,643
#	Kennametal, Inc.	699,774	16,171,777
#	Kforce, Inc.	171,648	10,477,394
*	Kirby Corp.	206,018	15,389,545
	Korn Ferry	399,297	18,175,999
*	Kratos Defense & Security Solutions, Inc.	781,868	13,330,849
*	L B Foster Co., Class A	48,550	952,551
	Landstar System, Inc.	103,366	17,032,649
*	Legalzoom.com, Inc.	150,854	1,504,014
*	Limbach Holdings, Inc.	73,970	2,204,306
	Lindsay Corp.	71,234	8,898,551
*	Liquidity Services, Inc.	345,876	6,665,031
*	LS Starrett Co., Class A	19,346	194,814
	LSI Industries, Inc.	286,547	4,263,819
	Luxfer Holdings PLC	265	2,192
*	Manitex International, Inc.	32,492	130,293
*	Manitowoc Co., Inc.	199,077	2,548,186
	ManpowerGroup, Inc.	153,291	10,725,771
	Marten Transport Ltd.	572,841	10,070,545
#*	Masonite International Corp.	101,926	8,066,424
*	MasTec, Inc.	87,292	5,188,636
*	Mastech Digital, Inc.	77,353	676,839
*	Masterbrand, Inc.	147,894	1,643,102
*	Matrix Service Co.	69,515	809,850
	Matson, Inc.	267,861	23,317,300
	Matthews International Corp., Class A	125,693	4,454,560
	Maximus, Inc.	138,797	10,370,912
#*	Mayville Engineering Co., Inc.	19,290	233,216
	McGrath RentCorp	178,289	17,935,873
	MDU Resources Group, Inc.	556,204	10,350,956
#*	Mercury Systems, Inc.	243,134	8,747,961
*	Middleby Corp.	6,719	758,374
	Miller Industries, Inc.	85,560	3,111,817
	MillerKnoll, Inc.	179,465	4,217,428
#*	Mistras Group, Inc.	111,206	608,297
*	Montrose Environmental Group, Inc.	78,634	1,818,018
	Moog, Inc., Class A	209,142	24,270,929
*	MRC Global, Inc.	342,924	3,604,131
	MSA Safety, Inc.	259,156	40,915,549
#	MSC Industrial Direct Co., Inc., Class A	148,274	14,048,961
#	Mueller Industries, Inc.	819,400	30,899,574
	Mueller Water Products, Inc., Class A	1,139,457	14,095,083
*	MYR Group, Inc.	147,549	17,090,601
	National Presto Industries, Inc.	23,071	1,724,557
	NL Industries, Inc.	106,051	528,134
*	Northwest Pipe Co.	81,969	2,234,475
*	NOW, Inc.	609,893	6,721,021
*	NV5 Global, Inc.	91,209	8,605,569
	nVent Electric PLC	253,192	12,186,131
#	Omega Flex, Inc.	74,297	5,428,882
*	OPENLANE, Inc.	467,901	6,283,910
*	Orion Group Holdings, Inc.	155,264	745,267
	Oshkosh Corp.	188,082	16,500,434

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	P&F Industries, Inc., Class A	9,000	$114,660
*	PAM Transportation Services, Inc.	158,691	2,740,594
	Pangaea Logistics Solutions Ltd.	110,534	639,992
	Park Aerospace Corp.	90,622	1,330,331
	Park-Ohio Holdings Corp.	43,766	992,613
#*	Parsons Corp.	269,289	15,228,293
*	Patriot Transportation Holding, Inc.	3,151	24,200
#*	Paycor HCM, Inc.	142,397	3,072,927
*	Performant Financial Corp.	83,857	195,387
#*	Perma-Fix Environmental Services, Inc.	8,072	75,070
*	Perma-Pipe International Holdings, Inc.	31,813	210,284
*	PGT Innovations, Inc.	428,666	12,834,260
*	Pioneer Power Solutions, Inc.	4,557	24,790
#	Pitney Bowes, Inc.	615,467	1,987,958
	Powell Industries, Inc.	96,831	7,422,096
	Preformed Line Products Co.	36,867	4,989,948
	Primoris Services Corp.	368,225	11,068,843
*	Proto Labs, Inc.	171,429	4,047,439
#*	Quad/Graphics, Inc.	121,786	595,534
	Quanex Building Products Corp.	240,512	6,457,747
*	Quest Resource Holding Corp.	1,710	12,398
*	Radiant Logistics, Inc.	370,230	2,169,548
*	RBC Bearings, Inc.	28,390	6,241,258
#*	RCM Technologies, Inc.	87,142	1,727,154
*	Resideo Technologies, Inc.	264,341	3,827,658
	Resources Connection, Inc.	250,215	3,370,396
	REV Group, Inc.	313,498	4,464,212
#*	Rocket Lab USA, Inc.	91,413	386,677
	Rush Enterprises, Inc., Class A	495,664	17,635,725
#	Rush Enterprises, Inc., Class B	120,266	4,863,557
*	RXO, Inc.	238,036	4,168,010
	Ryder System, Inc.	51,366	5,010,240
#*	Saia, Inc.	106,690	38,247,298
#	Schneider National, Inc., Class B	271,759	6,883,655
#	Science Applications International Corp.	183,172	20,009,709
	Sensata Technologies Holding PLC	93,997	2,996,624
*	Servotronics, Inc.	1,500	14,963
#*	Shoals Technologies Group, Inc., Class A	36,379	558,781
	Shyft Group, Inc.	300,858	3,303,421
*	SIFCO Industries, Inc.	14,255	62,294
	Simpson Manufacturing Co., Inc.	339,115	45,163,336
#*	SiteOne Landscape Supply, Inc.	53,320	7,345,896
*	SkyWest, Inc.	232,772	9,815,995
*	SP Plus Corp.	168,964	8,537,751
#	Spirit Airlines, Inc.	521,795	5,990,207
*	SPX Technologies, Inc.	251,708	20,166,845
	Standex International Corp.	88,040	12,639,903
	Steelcase, Inc., Class A	373,655	4,076,576
*	Stericycle, Inc.	152,556	6,291,409
#*	Sterling Check Corp.	46,779	522,989
*	Sterling Infrastructure, Inc.	229,191	16,696,564
#*	Sun Country Airlines Holdings, Inc.	5,769	75,112
*	Taylor Devices, Inc.	769	17,028
#	Tecnoglass, Inc.	36,254	1,184,781
	Tennant Co.	135,317	10,043,228
	Terex Corp.	449,364	20,580,871
#	Textainer Group Holdings Ltd.	326,135	16,019,751
*	Thermon Group Holdings, Inc.	172,605	4,606,827
#	Timken Co.	427,105	29,521,498

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Titan International, Inc.	445,500	$5,060,880
*	Titan Machinery, Inc.	166,485	4,135,487
#*	Transcat, Inc.	47,277	4,255,876
*	Trex Co., Inc.	108,285	6,086,700
*	TriNet Group, Inc.	189,310	19,451,602
	Trinity Industries, Inc.	456,074	9,500,021
*	Triumph Group, Inc.	32,817	244,815
*	TrueBlue, Inc.	277,356	3,070,331
	TTEC Holdings, Inc.	352,373	7,251,836
*	Tutor Perini Corp.	279,466	2,014,950
*	Twin Disc, Inc.	46,493	638,814
	UFP Industries, Inc.	450,474	42,871,611
*	Ultralife Corp.	104,805	777,653
	UniFirst Corp.	108,554	17,849,534
#	Universal Logistics Holdings, Inc.	131,610	2,945,432
*	Upwork, Inc.	138,969	1,452,226
*	V2X, Inc.	91,818	4,689,145
	Valmont Industries, Inc.	106,122	20,896,483
	Veritiv Corp.	140,249	23,759,583
*	Verra Mobility Corp.	577,477	11,416,720
*	Viad Corp.	65,111	1,577,640
#*	Vicor Corp.	126,167	4,887,710
*	Virco Mfg. Corp.	6,138	37,380
#	VSE Corp.	86,728	4,665,966
#	Wabash National Corp.	343,376	7,104,449
	Watts Water Technologies, Inc., Class A	200,814	34,742,830
	Werner Enterprises, Inc.	461,580	16,764,586
	WESCO International, Inc.	49,493	6,345,003
#*	Willdan Group, Inc.	3,072	54,190
*	Willis Lease Finance Corp.	32,653	1,458,936
	Woodward, Inc.	54,920	6,848,524
#*	XPO, Inc.	142,513	10,803,911

TOTAL INDUSTRIALS			2,728,804,600

INFORMATION TECHNOLOGY — (11.2%)
*	8x8, Inc.	39,100	93,058
#*	908 Devices, Inc.	2,396	14,208
	A10 Networks, Inc.	328,057	3,565,980
*	ACI Worldwide, Inc.	788,524	16,062,234
	Adeia, Inc.	445,526	3,755,784
	Advanced Energy Industries, Inc.	272,581	23,785,418
#*	Aehr Test Systems	163,059	3,841,670
*	Agilysys, Inc.	249,934	21,441,838
#*	Alarm.com Holdings, Inc.	335,717	17,165,210
*	Alithya Group, Inc., Class A	58,809	80,568
*	Alkami Technology, Inc.	115,786	2,078,359
#*	Allegro MicroSystems, Inc.	92,533	2,402,157
*	Alpha & Omega Semiconductor Ltd.	201,378	4,776,686
#*	Alpine 4 Holdings, Inc.	4,537	3,720
#*	Altair Engineering, Inc., Class A	172,417	10,710,544
#*	Ambarella, Inc.	165,315	7,437,522
	American Software, Inc., Class A	289,719	3,178,217
	Amkor Technology, Inc.	1,436,396	29,963,221
#*	Amplitude, Inc., Class A	16,762	166,950
#*	Amtech Systems, Inc.	128,975	924,106
*	Appfolio, Inc., Class A	51,237	9,610,524
#*	Applied Optoelectronics, Inc.	80,992	601,771
*	Arlo Technologies, Inc.	467,670	3,970,518
*	Arrow Electronics, Inc.	46,239	5,243,965

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AstroNova, Inc.	44,165	$599,761
#*	Aurora Innovation, Inc.	1,492,794	2,612,389
#*	AvePoint, Inc.	217,785	1,631,210
#*	Aviat Networks, Inc.	51,250	1,368,375
#*	Avid Technology, Inc.	129,813	3,507,547
	Avnet, Inc.	523,689	24,262,511
*	Aware, Inc.	40,757	44,833
#*	Axcelis Technologies, Inc.	238,962	30,467,655
*	AXT, Inc.	400,204	796,406
#*	Backblaze, Inc., Class A	100	521
	Badger Meter, Inc.	216,759	30,031,959
	Bel Fuse, Inc., Class A	11,432	591,835
	Bel Fuse, Inc., Class B	61,423	3,327,898
	Belden, Inc.	307,990	21,836,491
	Benchmark Electronics, Inc.	251,356	6,085,329
	BK Technologies Corp.	17,076	215,158
*	Blackbaud, Inc.	300,889	19,678,141
*	BlackLine, Inc.	13,947	684,798
*	Box, Inc., Class A	704,569	17,515,585
#	Boxlight Corp., Class A	1,505	2,543
*	Braze, Inc., Class A	76,400	3,253,112
*	Brightcove, Inc.	12,419	38,251
#*	C3.ai, Inc., Class A	138,125	3,370,250
*	Calix, Inc.	482,913	15,994,079
*	Cambium Networks Corp.	18,350	91,383
#*	CCC Intelligent Solutions Holdings, Inc.	362,618	3,905,396
*	Cerence, Inc.	25,208	385,934
*	CEVA, Inc.	147,532	2,533,124
*	Ciena Corp.	206,773	8,725,821
*	Cirrus Logic, Inc.	379,987	25,432,530
#*	Cleanspark, Inc.	636,728	2,610,585
#*	Clearfield, Inc.	21,882	525,606
	Climb Global Solutions, Inc.	26,171	1,164,086
#*	Coda Octopus Group, Inc.	9,955	65,703
	Cognex Corp.	57,182	2,057,980
*	Cognyte Software Ltd.	132,365	553,286
*	Coherent Corp.	129,978	3,847,349
*	Cohu, Inc.	342,542	10,324,216
*	CommVault Systems, Inc.	227,055	14,838,044
*	Computer Task Group, Inc.	128,639	1,335,273
	Comtech Telecommunications Corp.	57,269	698,682
#*	Consensus Cloud Solutions, Inc.	139,382	3,009,257
#*	CoreCard Corp.	34,016	726,922
*	Corsair Gaming, Inc.	258,641	3,308,018
#*	CPS Technologies Corp.	4,114	10,738
	Crane NXT Co.	132,326	6,880,952
*	Credo Technology Group Holding Ltd.	365,402	5,196,016
#*	CS Disco, Inc.	10,261	57,564
#	CSP, Inc.	27,312	569,455
	CTS Corp.	247,725	9,267,392
*	CVD Equipment Corp.	8,212	47,712
*	Daktronics, Inc.	329,574	3,170,502
*	Data I/O Corp.	31,734	100,279
#*	Digi International, Inc.	245,733	6,187,557
#*	Digimarc Corp.	9,993	259,218
*	Diodes, Inc.	343,217	22,336,562
*	DoubleVerify Holdings, Inc.	412,038	11,467,018
*	DXC Technology Co.	1,310,463	26,432,039
#*	E2open Parent Holdings, Inc.	532,728	1,539,584

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Eastman Kodak Co.	26,260	$97,687
#	Ebix, Inc.	40,105	244,239
*	eGain Corp.	166,515	1,002,420
#*	Enfusion, Inc., Class A	15,696	130,277
#*	EngageSmart, Inc.	475,577	10,771,819
*	Envestnet, Inc.	92,475	3,421,575
*	ePlus, Inc.	179,957	11,247,312
*	Everbridge, Inc.	97,933	2,018,399
#*	EverCommerce, Inc.	7,926	75,931
#*	Everspin Technologies, Inc.	117,542	1,136,631
*	Extreme Networks, Inc.	566,327	11,677,663
*	Fabrinet	263,526	40,846,530
#*	FARO Technologies, Inc.	18,426	237,143
#*	Fastly, Inc., Class A	846,848	12,423,260
*	FormFactor, Inc.	562,634	19,062,040
	Frequency Electronics, Inc.	63,812	471,571
*	Freshworks, Inc., Class A	498,450	8,942,193
*	Genasys, Inc.	3,481	6,196
*	Grid Dynamics Holdings, Inc.	149,213	1,513,020
*	GSI Technology, Inc.	20,577	40,537
*	Guidewire Software, Inc.	139,320	12,556,912
	Hackett Group, Inc.	270,309	6,025,188
#*	Harmonic, Inc.	814,915	8,792,933
*	HashiCorp, Inc., Class A	134,518	2,648,659
#*	Ichor Holdings Ltd.	201,726	4,893,873
*	Identiv, Inc.	17,080	104,017
#	Immersion Corp.	137,847	880,842
#*	Infinera Corp.	7,148	20,944
#*	Informatica, Inc., Class A	112,292	2,153,761
	Information Services Group, Inc.	268,187	1,088,839
#*	Insight Enterprises, Inc.	259,027	37,118,569
#*	Instructure Holdings, Inc.	13,721	337,948
#*	Intapp, Inc.	48,675	1,664,685
#	InterDigital, Inc.	201,518	15,164,229
*	inTEST Corp.	80,241	1,037,516
*	Intevac, Inc.	149,363	479,455
#*	IonQ, Inc.	303,690	2,927,572
*	IPG Photonics Corp.	172,716	14,836,304
*	Issuer Direct Corp.	17,235	300,578
*	Iteris, Inc.	264,153	1,167,556
*	Itron, Inc.	323,324	18,519,999
#*	Jamf Holding Corp.	346,004	5,556,824
*	JFrog Ltd.	466,075	10,482,027
*	Key Tronic Corp.	69,465	264,662
*	Kimball Electronics, Inc.	180,031	4,716,812
*	Knowles Corp.	647,890	8,416,091
#	Kulicke & Soffa Industries, Inc.	386,647	16,088,382
#*	KVH Industries, Inc.	120,034	561,759
*	Kyndryl Holdings, Inc.	1,090,033	15,947,183
*	Lantronix, Inc.	206,795	945,053
#*	LGL Group, Inc.	15,751	71,667
	Littelfuse, Inc.	45,618	9,884,052
*	LiveRamp Holdings, Inc.	430,158	11,898,170
#*	Lumentum Holdings, Inc.	114,127	4,474,920
#*	Luna Innovations, Inc.	170,550	968,724
#*	MACOM Technology Solutions Holdings, Inc.	289,801	20,442,563
*	Magnachip Semiconductor Corp.	162,052	1,197,564
#*	Marathon Digital Holdings, Inc.	175,387	1,545,159
*	Matterport, Inc.	117,289	239,270

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MaxLinear, Inc.	409,504	$6,224,461
#*	MeridianLink, Inc.	58,561	961,572
	Methode Electronics, Inc.	288,831	6,605,565
#*	Mirion Technologies, Inc.	387,309	2,684,051
#*	Mitek Systems, Inc.	260,500	2,782,140
#*	Model N, Inc.	72,119	1,738,068
*	M-Tron Industries, Inc.	7,875	189,787
*	N-able, Inc.	462,149	5,989,451
#	Napco Security Technologies, Inc.	386,880	7,106,986
#*	Navitas Semiconductor Corp.	230,316	1,206,856
#*	nCino, Inc.	274,398	7,710,584
*	NCR Voyix Corp.	768,074	11,743,851
*	NETGEAR, Inc.	105,901	1,338,589
*	NetScout Systems, Inc.	485,588	10,600,386
	Network-1 Technologies, Inc.	135,577	305,048
*	nLight, Inc.	130,672	1,088,498
#*	Novanta, Inc.	254,279	33,580,085
#	NVE Corp.	27,609	1,877,412
*	Olo, Inc., Class A	218,771	1,117,920
#	ON24, Inc.	62,247	382,819
*	OneSpan, Inc.	97,667	771,569
*	Onto Innovation, Inc.	287,368	32,291,542
*	Optical Cable Corp.	19,296	50,748
*	OSI Systems, Inc.	122,528	12,775,995
#*	PAR Technology Corp.	139,625	4,075,654
	PC Connection, Inc.	135,394	7,254,411
	PCTEL, Inc.	140,261	960,788
*	PDF Solutions, Inc.	271,611	7,205,840
#*	Perficient, Inc.	253,507	14,751,572
*	Photronics, Inc.	455,450	8,362,062
*	Plexus Corp.	208,424	20,492,248
	Power Integrations, Inc.	417,917	28,974,186
#*	PowerSchool Holdings, Inc., Class A	421,074	8,387,794
	Progress Software Corp.	315,772	16,224,365
*	Q2 Holdings, Inc.	138,010	4,144,440
#*	Qualys, Inc.	267,321	40,886,747
*	Rambus, Inc.	632,279	34,351,718
*	Red Violet, Inc.	22,026	435,895
*	RF Industries Ltd.	18,967	56,142
#*	Ribbon Communications, Inc.	410,579	771,889
	Richardson Electronics Ltd.	83,419	956,816
*	Rimini Street, Inc.	10,500	22,785
#*	Riot Platforms, Inc.	488,323	4,775,799
*	Rogers Corp.	126,729	15,573,727
*	Sanmina Corp.	418,346	21,281,261
	Sapiens International Corp. NV	173,242	4,417,671
*	ScanSource, Inc.	178,218	5,417,827
*	SecureWorks Corp., Class A	15,637	91,946
*	SEMrush Holdings, Inc., Class A	7,386	59,679
#*	Semtech Corp.	377,702	5,272,720
#*	SentinelOne, Inc., Class A	602,581	9,418,341
#*	SigmaTron International, Inc.	4,390	12,994
#*††	Silicon Graphics, Inc.	10,199	0
#*	Silicon Laboratories, Inc.	147,790	13,623,282
#*	SiTime Corp.	56,818	5,670,436
#*	SMART Global Holdings, Inc.	365,586	5,008,528
#*	SmartRent, Inc.	103,041	248,329
*	SolarWinds Corp.	564,111	5,195,462
#*	SoundThinking, Inc.	12,293	185,501

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sprinklr, Inc., Class A	398,443	$5,414,840
*	SPS Commerce, Inc.	155,826	24,985,141
*	Squarespace, Inc., Class A	7,042	200,063
*††	SRAX, Inc.	70,653	7,065
*	Stratasys Ltd.	214,096	2,177,356
*	Synaptics, Inc.	266,587	22,302,668
*	Teradata Corp.	354,144	15,129,032
*	TransAct Technologies, Inc.	32,719	191,733
#*	Trio-Tech International	12,740	86,759
*	TTM Technologies, Inc.	740,238	8,505,335
#*	Tucows, Inc., Class A	2,650	44,759
*	Turtle Beach Corp.	87,785	724,226
*	Ultra Clean Holdings, Inc.	326,240	7,784,086
#*	Unisys Corp.	243,831	677,850
	Universal Display Corp.	27,491	3,826,197
#*	Upland Software, Inc.	27,534	91,964
*	Varonis Systems, Inc., Class B	371,908	12,510,985
#*	Veeco Instruments, Inc.	284,076	6,800,779
*	Verint Systems, Inc.	367,292	6,908,763
#*	Vertex, Inc., Class A	170,841	4,136,061
*	Viant Technology, Inc., Class A	54,897	295,895
#*	Viavi Solutions, Inc.	1,330,324	10,349,921
#	Vishay Intertechnology, Inc.	924,368	20,557,944
*	Vishay Precision Group, Inc.	93,158	2,787,287
	Vontier Corp.	373,439	11,038,857
*	Weave Communications, Inc.	2,837	20,313
#	Xerox Holdings Corp.	643,043	8,256,672
*	Xperi, Inc.	171,116	1,452,775
#*	Yext, Inc.	98,463	593,732

TOTAL INFORMATION TECHNOLOGY			1,533,792,248

MATERIALS — (5.5%)
	AdvanSix, Inc.	168,417	4,639,888
	Alcoa Corp.	10,578	271,220
	Alpha Metallurgical Resources, Inc.	65,247	14,351,730
*	Alto Ingredients, Inc.	158,364	658,794
	American Vanguard Corp.	172,779	1,617,212
#*	Ampco-Pittsburgh Corp.	14,716	38,997
	Arch Resources, Inc.	109,384	16,498,389
	Ardagh Metal Packaging SA	27,061	91,196
*	Ascent Industries Co.	43,974	367,183
	Ashland, Inc.	199,764	15,307,915
#*	Aspen Aerogels, Inc.	21,479	165,818
#*	ATI, Inc.	622,069	23,495,546
	Avient Corp.	514,455	16,267,067
*	Axalta Coating Systems Ltd.	645,144	16,922,127
	Balchem Corp.	231,262	26,881,895
	Berry Global Group, Inc.	56,699	3,118,445
*	Bioceres Crop Solutions Corp.	9,257	102,197
#	Cabot Corp.	374,530	24,898,754
	Caledonia Mining Corp. PLC	11,928	132,043
	Carpenter Technology Corp.	340,979	21,386,203
#*	Century Aluminum Co.	549,557	3,632,572
	Chemours Co.	650,771	15,690,089
*	Clearwater Paper Corp.	118,084	3,992,420
*	Cleveland-Cliffs, Inc.	53,999	906,103
#*	Coeur Mining, Inc.	331,225	831,375
	Commercial Metals Co.	723,546	30,598,760
#	Compass Minerals International, Inc.	92,647	2,282,822

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	46,870	$1,198,935
*	Dakota Gold Corp.	98,301	283,107
	Eagle Materials, Inc.	158,586	24,407,971
#*	Ecovyst, Inc.	403,406	3,711,335
	Element Solutions, Inc.	1,758,427	32,056,124
#*	Ferroglobe PLC	505,748	2,301,153
	Fortitude Gold Corp.	181,671	1,071,859
	Friedman Industries, Inc.	63,820	616,501
#	FutureFuel Corp.	303,408	1,987,322
#*	Gatos Silver, Inc.	30,746	149,733
	Graphic Packaging Holding Co.	598,085	12,864,808
	Greif, Inc., Class A	206,029	13,082,842
	Greif, Inc., Class B	25,571	1,638,078
	Hawkins, Inc.	182,828	10,499,812
	Haynes International, Inc.	100,637	4,329,907
	HB Fuller Co.	345,983	22,886,776
#	Hecla Mining Co.	2,696,466	10,974,617
	Huntsman Corp.	524,977	12,247,713
#††	Ikonics Corp.	10,011	6,507
*	Ingevity Corp.	8,905	358,693
	Innospec, Inc.	181,063	17,744,174
#*	Intrepid Potash, Inc.	54,460	1,083,209
#	Kaiser Aluminum Corp.	131,325	7,459,260
*	Knife River Corp.	109,826	5,526,444
	Koppers Holdings, Inc.	151,983	5,558,018
#	Kronos Worldwide, Inc.	128,736	888,278
#*	Livent Corp.	446,400	6,512,976
	Louisiana-Pacific Corp.	525,048	26,924,462
*	LSB Industries, Inc.	376,402	3,429,022
	Materion Corp.	114,702	11,123,800
	Mativ Holdings, Inc.	468,313	6,134,900
#*	McEwen Mining, Inc.	29,488	204,352
	Mercer International, Inc.	609,755	4,841,455
	Minerals Technologies, Inc.	238,534	12,895,148
#*	MP Materials Corp.	201,534	3,305,158
	Myers Industries, Inc.	311,648	5,226,337
	NewMarket Corp.	19,061	9,190,261
	Nexa Resources SA	7,585	45,434
	Northern Technologies International Corp.	45,686	570,618
*	O-I Glass, Inc.	381,066	5,887,470
	Olin Corp.	153,601	6,561,835
#	Olympic Steel, Inc.	81,063	4,115,569
	Orion SA	336,651	6,834,015
	Pactiv Evergreen, Inc.	57,327	494,159
#*	Piedmont Lithium, Inc.	9,290	255,196
#	Quaker Chemical Corp.	25,018	3,595,587
	Ramaco Resources, Inc., Class A	68,314	804,739
	Ramaco Resources, Inc., Class B	5,450	68,180
*	Ranpak Holdings Corp.	36,690	115,940
*	Rayonier Advanced Materials, Inc.	158,089	437,907
#††	Resolute Forest Products, Inc.	595,780	317,253
#	Ryerson Holding Corp.	250,406	7,274,294
	Schnitzer Steel Industries, Inc., Class A	198,867	4,516,270
	Sealed Air Corp.	13,464	414,557
	Sensient Technologies Corp.	293,903	16,582,007
#	Silgan Holdings, Inc.	656,892	26,315,094
#*	Smith-Midland Corp.	6,212	125,420
	Sonoco Products Co.	263,288	13,640,951
#*	Standard Lithium Ltd.	9,416	25,612

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	Stepan Co.	165,134	$12,352,023
*	Summit Materials, Inc., Class A	630,224	20,734,370
	SunCoke Energy, Inc.	462,920	4,402,369
	Sylvamo Corp.	143,204	6,343,937
#*	TimkenSteel Corp.	323,008	6,566,753
	TriMas Corp.	320,233	7,752,841
#	Tronox Holdings PLC	491,229	5,251,238
*	U.S. Gold Corp.	5,146	17,136
	U.S. Lime & Minerals, Inc.	41,458	8,208,270
	U.S. Steel Corp.	790,499	26,790,011
*	Universal Stainless & Alloy Products, Inc.	34,738	501,617
#	Warrior Met Coal, Inc.	172,367	8,399,444
	Worthington Industries, Inc.	335,502	20,673,633

TOTAL MATERIALS			756,859,556

REAL ESTATE — (0.6%)
*	AMREP Corp.	9,336	155,818
*	Anywhere Real Estate, Inc.	491,644	2,295,978
#*	CKX Lands, Inc.	5,107	65,114
#*	Compass, Inc., Class A	385,152	762,601
*	Comstock Holding Cos., Inc.	19,084	79,390
#*	Cushman & Wakefield PLC	752,994	5,549,566
#	DigitalBridge Group, Inc.	122,344	1,939,152
#	Douglas Elliman, Inc.	97,864	173,219
*	Forestar Group, Inc.	194,320	4,615,100
*	FRP Holdings, Inc.	87,541	4,708,830
*	Howard Hughes Holdings, Inc.	232,289	15,407,729
*	InterGroup Corp.	927	24,936
*	Jones Lang LaSalle, Inc.	40,387	5,166,305
*»	JW Mays, Inc.	200	9,246
#	Kennedy-Wilson Holdings, Inc.	743,345	9,566,850
#	Marcus & Millichap, Inc.	188,491	5,409,692
#*	Maui Land & Pineapple Co., Inc.	104,025	1,522,926
	Newmark Group, Inc., Class A	269,446	1,527,759
#*	Opendoor Technologies, Inc.	2,748,306	5,221,781
*	Rafael Holdings, Inc., Class B	21,513	38,293
	RE/MAX Holdings, Inc., Class A	167,754	1,805,033
	RMR Group, Inc., Class A	70,878	1,596,173
#	St. Joe Co.	306,690	14,304,022
#*	Stratus Properties, Inc.	43,682	1,121,317
#*	Tejon Ranch Co.	133,675	2,074,636

TOTAL REAL ESTATE			85,141,466

UTILITIES — (2.8%)
	ALLETE, Inc.	290,360	15,545,874
#*	Altus Power, Inc.	69,854	370,925
	American States Water Co.	263,790	20,588,810
#	Artesian Resources Corp., Class A	83,848	3,295,226
	Atlantica Sustainable Infrastructure PLC	33,324	603,498
#	Avista Corp.	465,167	14,741,142
	Black Hills Corp.	218,395	10,559,398
#	Brookfield Infrastructure Corp., Class A	544,045	14,014,599
	California Water Service Group	394,285	19,193,794
#	Chesapeake Utilities Corp.	130,392	11,554,035
	Clearway Energy, Inc., Class A	132,634	2,701,755
	Clearway Energy, Inc., Class C	182,591	3,964,051
#	Consolidated Water Co. Ltd.	109,567	3,234,418
	Genie Energy Ltd., Class B	181,498	3,600,920

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
#	Global Water Resources, Inc.	26,333	$277,286
#	IDACORP, Inc.	137,653	13,037,116
	MGE Energy, Inc.	264,937	18,977,437
#	Middlesex Water Co.	129,232	8,210,109
#*	Montauk Renewables, Inc.	28,840	290,130
	National Fuel Gas Co.	247,537	12,612,010
	New Jersey Resources Corp.	569,998	23,130,519
#	Northwest Natural Holding Co.	180,601	6,629,863
#	Northwestern Energy Group, Inc.	344,149	16,522,594
	OGE Energy Corp.	203,552	6,961,478
#	ONE Gas, Inc.	228,637	13,809,675
#	Ormat Technologies, Inc.	276,038	16,987,379
#	Otter Tail Corp.	303,718	23,368,063
	PNM Resources, Inc.	625,011	26,412,965
	Portland General Electric Co.	401,705	16,076,234
*	Pure Cycle Corp.	104,708	1,001,008
#	RGC Resources, Inc.	31,616	494,474
	SJW Group	171,818	10,735,189
#	Southwest Gas Holdings, Inc.	252,631	14,806,703
#	Spire, Inc.	316,622	17,613,682
	Unitil Corp.	117,179	5,351,565
	York Water Co.	133,977	4,832,550

TOTAL UTILITIES			382,106,474

TOTAL COMMON STOCKS			12,613,736,718

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	9,535	206,719

INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	132,442	3,530,904

TOTAL PREFERRED STOCKS			3,737,623

RIGHTS/WARRANTS — (0.0%)
FINANCIALS — (0.0%)
*»	Imperalis Holding Corp. Warrants 04/13/2028	90,960	0

TOTAL INVESTMENT SECURITIES (Cost $8,046,257,818)			12,617,474,341

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	133,341,708	133,341,708

SECURITIES LENDING COLLATERAL — (7.0%)
@§	The DFA Short Term Investment Fund	83,406,880	964,767,376

TOTAL INVESTMENTS — (100.0%) (Cost $9,144,377,423)			$13,715,583,425

U.S. SMALL CAP PORTFOLIO

CONTINUED

As of October 31, 2023, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	584	12/15/23	$127,802,078	$122,997,700	$(4,804,378)

Total Futures Contracts			$127,802,078	$122,997,700	$(4,804,378)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$306,953,094	$35,880	—		$306,988,974
Consumer Discretionary	1,736,714,479	—	—		1,736,714,479
Consumer Staples	603,153,743	151,155	—		603,304,898
Energy	840,904,126	—	—		840,904,126
Financials	2,507,413,278	159,919	—		2,507,573,197
Health Care	1,124,180,750	4,202,171	$3,163,779		1,131,546,700
Industrials	2,728,777,230	12,664	14,706		2,728,804,600
Information Technology	1,533,785,183	—	7,065		1,533,792,248
Materials	756,535,796	—	323,760		756,859,556
Real Estate	85,132,220	9,246	—		85,141,466
Utilities	382,106,474	—	—		382,106,474
Preferred Stocks
Communication Services	206,719	—	—		206,719
Industrials	3,530,904	—	—		3,530,904
Temporary Cash Investments	133,341,708	—	—		133,341,708
Securities Lending Collateral	—	964,767,376	—		964,767,376
Futures Contracts**	(4,804,378)	—	—		(4,804,378)

TOTAL	$12,737,931,326	$969,338,411	$3,509,310	^	$13,710,779,047

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.8%)
#*	Advantage Solutions, Inc.	191,850	$441,255
*	AMC Networks, Inc., Class A	30,604	361,127
#*	Anterix, Inc.	84,451	2,574,911
#	Atlanta Braves Holdings, Inc., Class A	61,107	2,316,566
*	Atlanta Braves Holdings, Inc., Class C	203,906	7,091,851
	ATN International, Inc.	142,622	4,414,151
*	Bandwidth, Inc., Class A	101,569	1,077,647
*	Boston Omaha Corp., Class A	31,560	449,099
*	Bumble, Inc., Class A	244,731	3,289,185
#*	Cardlytics, Inc.	161,226	1,997,590
*	Cargurus, Inc.	444,224	7,653,979
*	Cars.com, Inc.	414,504	6,312,896
#*	Cinemark Holdings, Inc.	550,854	9,083,582
#	Cogent Communications Holdings, Inc.	123,147	8,002,092
*	Consolidated Communications Holdings, Inc.	158,058	659,102
*	Cumulus Media, Inc., Class A	7,711	34,777
*	Daily Journal Corp.	3,529	1,026,551
	DallasNews Corp.	2,506	10,776
*	DHI Group, Inc.	184,098	504,428
*	EchoStar Corp., Class A	142,067	1,969,049
#*	Emerald Holding, Inc.	115,008	572,740
#	Entravision Communications Corp., Class A	810,206	2,900,537
*	Eventbrite, Inc., Class A	350,811	2,904,715
#*	EverQuote, Inc., Class A	24,906	213,942
*	EW Scripps Co., Class A	618,046	3,380,712
*	FG Group Holdings, Inc.	72,905	102,060
*	Gaia, Inc.	37,153	100,313
*	Gambling.com Group Ltd.	117,200	1,518,912
#*	Gannett Co., Inc.	639,937	1,497,453
#*	Gogo, Inc.	215,803	2,265,931
	Gray Television, Inc.	342,690	2,234,339
#	Gray Television, Inc., Class A	3,666	24,566
*	IDT Corp., Class B	243,518	6,830,680
*	IMAX Corp.	239,238	4,356,524
*	Integral Ad Science Holding Corp.	392,195	4,502,399
	John Wiley & Sons, Inc., Class A	154,455	4,675,353
#*	Liberty Latin America Ltd., Class A	177,184	1,210,167
#*	Liberty Latin America Ltd., Class C	726,474	4,976,347
#*	Lions Gate Entertainment Corp., Class A	303,495	2,385,471
#*	Lions Gate Entertainment Corp., Class B	522,329	3,896,574
	Machten, Inc.	97	572
*	Madison Square Garden Entertainment Corp.	104,065	3,171,901
#*	Magnite, Inc.	65,894	437,536
#	Marcus Corp.	119,353	1,854,746
#*	MediaAlpha, Inc., Class A	3,518	36,165
*	Ooma, Inc.	109,171	1,191,056
*»	Pegasus Cos., Inc.	41	2,091
*	Playstudios, Inc.	155,271	439,417
#*	PubMatic, Inc., Class A	37,791	425,905
*	QuinStreet, Inc.	182,605	2,065,262
#*	Reading International, Inc., Class A	109,290	201,094
#*»	Reading International, Inc., Class B	11,620	146,412
	Saga Communications, Inc., Class A	26,603	516,098
#	Scholastic Corp.	145,538	5,370,352
#	Shenandoah Telecommunications Co.	380,425	9,000,855

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Shutterstock, Inc.	156,204	$6,354,379
#	Sinclair, Inc.	7,555	82,123
#*	Sphere Entertainment Co.	112,427	3,699,973
#	Spok Holdings, Inc.	68,707	1,024,421
*	Stagwell, Inc., Class A	50,159	206,655
*	TechTarget, Inc.	192,094	4,836,927
	Telephone & Data Systems, Inc.	191,965	3,491,843
*	Thryv Holdings, Inc.	141,387	2,464,375
#	Townsquare Media, Inc., Class A	102,557	881,990
*	Travelzoo	71,454	502,322
#*	TripAdvisor, Inc.	170,823	2,521,347
*	TrueCar, Inc.	599,773	1,097,585
#*	U.S. Cellular Corp.	135,632	5,700,613
#*	Urban One, Inc.	73,594	390,784
#*	Urban One, Inc.	30,717	166,793
*	Vimeo, Inc.	330,954	1,019,338
*	WideOpenWest, Inc.	61,625	433,840
*	Yelp, Inc.	307,178	12,959,840
*	Zedge, Inc., Class B	24,863	47,737
#*	Ziff Davis, Inc.	12,254	740,877
*	ZipRecruiter, Inc., Class A	97,992	1,043,615

TOTAL COMMUNICATION SERVICES			184,347,188

CONSUMER DISCRETIONARY — (13.1%)
#*	1-800-Flowers.com, Inc., Class A	205,041	1,539,858
#*	1stdibs.com, Inc.	15,412	64,885
	Aaron’s Co., Inc.	54,515	403,956
#*	Abercrombie & Fitch Co., Class A	309,087	18,798,671
*	Accel Entertainment, Inc.	218,376	2,151,004
#	Acushnet Holdings Corp.	162,106	8,260,922
*	Adient PLC	52,066	1,754,104
*	Adtalem Global Education, Inc.	269,759	13,973,516
	AMCON Distributing Co.	5,890	1,154,440
*	American Axle & Manufacturing Holdings, Inc.	522,685	3,528,124
	American Eagle Outfitters, Inc.	862,452	15,067,036
*	American Outdoor Brands, Inc.	57,967	514,747
*	American Public Education, Inc.	74,621	311,170
#*	America’s Car-Mart, Inc.	61,632	4,128,111
*	AMMO, Inc.	9,339	27,176
#	Ark Restaurants Corp.	36,613	562,376
#	Arko Corp.	504,071	3,805,736
#*	Bally’s Corp.	1,379	12,576
#*	Barnes & Noble Education, Inc.	6,353	6,480
	Bassett Furniture Industries, Inc.	83,006	1,277,462
*	Beazer Homes USA, Inc.	81,581	1,973,444
*	Biglari Holdings, Inc., Class A	840	617,194
*	Biglari Holdings, Inc., Class B	9,577	1,415,193
*	BJ’s Restaurants, Inc.	140,038	3,601,777
#	Bloomin’ Brands, Inc.	558,653	13,038,961
#	Bluegreen Vacations Holding Corp.	19,718	660,750
*	Boot Barn Holdings, Inc.	218,493	15,185,263
#*	Brinker International, Inc.	193,220	6,554,022
	Buckle, Inc.	227,162	7,671,261
	Build-A-Bear Workshop, Inc.	136,220	3,378,256
#	Caleres, Inc.	227,259	5,813,285
#	Camping World Holdings, Inc., Class A	57,906	969,926
#	Canterbury Park Holding Corp.	10,905	215,374
*	CarParts.com, Inc.	203,977	577,255
	Carriage Services, Inc.	184,714	3,989,822

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Carrols Restaurant Group, Inc.	255,440	$1,468,780
#	Carter’s, Inc.	213,822	14,360,286
#	Cato Corp., Class A	158,959	1,133,378
*	Cavco Industries, Inc.	67,389	16,814,229
*	Century Casinos, Inc.	4,499	19,706
	Century Communities, Inc.	212,216	13,051,284
#	Cheesecake Factory, Inc.	131,940	4,099,376
*	Chico’s FAS, Inc.	547,648	4,096,407
*	Chuy’s Holdings, Inc.	120,127	4,043,475
#*	Citi Trends, Inc.	82,951	1,999,119
*	Conn’s, Inc.	192,259	567,164
*	Container Store Group, Inc.	139,264	257,638
#*	Cooper-Standard Holdings, Inc.	73,294	910,311
*	Coursera, Inc.	651,028	11,288,826
#	Cracker Barrel Old Country Store, Inc.	60,010	3,982,264
	Crown Crafts, Inc.	12,250	51,573
*	Culp, Inc.	149,674	818,717
	Dana, Inc.	652,540	7,491,159
*	Dave & Buster’s Entertainment, Inc.	286,201	9,999,863
#*	Delta Apparel, Inc.	77,427	648,064
*	Denny’s Corp.	301,653	2,600,249
	Designer Brands, Inc., Class A	85,403	863,424
#*	Destination XL Group, Inc.	150,928	627,860
#	Dine Brands Global, Inc.	28,512	1,405,356
*	Dorman Products, Inc.	102,633	6,381,720
*	Duluth Holdings, Inc., Class B	88,990	447,620
*	Educational Development Corp.	41,560	39,470
*	El Pollo Loco Holdings, Inc.	267,476	2,233,425
	Escalade, Inc.	71,194	1,213,146
#	Ethan Allen Interiors, Inc.	227,675	5,978,745
#*	European Wax Center, Inc., Class A	214,905	3,174,147
*	Everi Holdings, Inc.	329,857	3,559,157
#*	Figs, Inc., Class A	417,331	2,299,494
#*	First Watch Restaurant Group, Inc.	38,108	636,785
	Flanigan’s Enterprises, Inc.	21,606	613,610
	Flexsteel Industries, Inc.	29,932	577,987
#	Foot Locker, Inc.	81,310	1,706,697
*	Frontdoor, Inc.	371,382	10,744,081
#*	Full House Resorts, Inc.	19,629	73,609
#*	Funko, Inc., Class A	130,719	1,007,843
#*	Garrett Motion, Inc.	364,650	2,574,429
#*	Genesco, Inc.	48,597	1,332,044
*	Gentherm, Inc.	225,299	9,061,526
*	G-III Apparel Group Ltd.	410,014	10,475,858
*	Goodyear Tire & Rubber Co.	94,403	1,123,396
#*	GoPro, Inc., Class A	343,237	861,525
	Graham Holdings Co., Class B	13,765	7,966,081
*	Grand Canyon Education, Inc.	76,485	9,050,470
*	Green Brick Partners, Inc.	192,927	7,466,275
#	Group 1 Automotive, Inc.	70,962	17,905,841
#*	GrowGeneration Corp.	216,845	442,364
#	Guess?, Inc.	473,394	10,177,971
	Hamilton Beach Brands Holding Co., Class A	64,926	799,888
#	Hanesbrands, Inc.	64,502	270,263
#	Haverty Furniture Cos., Inc.	120,317	3,134,258
	Haverty Furniture Cos., Inc., Class A	18,389	464,874
#*	Helen of Troy Ltd.	22,035	2,166,481
	Hibbett, Inc.	55,861	2,573,516
*	Holley, Inc.	6,174	26,240

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hooker Furnishings Corp.	46,023	$769,505
*	Hovnanian Enterprises, Inc., Class A	24,571	1,707,193
#*	Inspired Entertainment, Inc.	19,360	193,213
	Installed Building Products, Inc.	95,498	10,664,262
*	iRobot Corp.	83,398	2,746,296
*	J Jill, Inc.	55,184	1,581,022
#	Jack in the Box, Inc.	109,730	6,932,741
#*	JAKKS Pacific, Inc.	11,094	186,046
	Johnson Outdoors, Inc., Class A	68,121	3,239,154
	KB Home	82,438	3,643,760
#	Kohl’s Corp.	301,352	6,795,488
#	Kontoor Brands, Inc.	241,697	11,226,826
*	Koss Corp.	115,127	330,414
#	Krispy Kreme, Inc.	75,321	973,901
#*	Kura Sushi USA, Inc., Class A	42,824	2,446,963
	Lakeland Industries, Inc.	52,171	762,218
#*	Lands’ End, Inc.	138,486	869,692
*	Landsea Homes Corp.	40,766	303,299
*	Latham Group, Inc.	15,123	34,632
	Laureate Education, Inc.	868,618	12,282,259
*††	Lazare Kaplan International, Inc.	81,643	0
#	La-Z-Boy, Inc.	328,859	9,615,837
#	LCI Industries	73,732	7,999,185
#*††	Lear Corp.	498,411	0
#*	Legacy Housing Corp.	38,955	721,057
*	LGI Homes, Inc.	108,406	10,245,451
	Lifetime Brands, Inc.	103,294	551,590
#*	Lincoln Educational Services Corp.	72,004	615,634
*	Live Ventures, Inc.	4,285	118,652
#*	LL Flooring Holdings, Inc.	123,698	400,782
#*	Lovesac Co.	36,031	593,070
*	M/I Homes, Inc.	121,927	10,006,549
#*	Malibu Boats, Inc., Class A	132,182	5,765,779
	Marine Products Corp.	185,819	1,809,877
#*	MarineMax, Inc.	156,654	4,289,187
#*	MasterCraft Boat Holdings, Inc.	70,416	1,439,303
	MDC Holdings, Inc.	237,003	8,994,264
*	Modine Manufacturing Co.	300,478	11,868,881
	Monarch Casino & Resort, Inc.	27,353	1,646,377
#	Monro, Inc.	88,388	2,193,790
*	Motorcar Parts of America, Inc.	73,337	529,493
#	Movado Group, Inc.	126,566	3,526,129
	Nathan’s Famous, Inc.	53,185	3,481,490
*	National Vision Holdings, Inc.	3,350	52,059
	Nobility Homes, Inc.	7,178	211,177
#*	Noodles & Co.	14,848	31,626
#	Nordstrom, Inc.	171,487	2,397,388
*	ODP Corp.	354,824	15,938,694
#*	ONE Group Hospitality, Inc.	14,532	64,086
*	OneSpaWorld Holdings Ltd.	361,754	3,791,182
#*	OneWater Marine, Inc., Class A	28,322	640,927
#	Oxford Industries, Inc.	129,087	10,894,943
#	Papa John’s International, Inc.	123,978	8,061,050
#	Patrick Industries, Inc.	161,967	12,171,820
	Perdoceo Education Corp.	538,380	9,739,294
#	PetMed Express, Inc.	151,729	1,045,413
*	Playa Hotels & Resorts NV	642,201	4,643,113
*	PlayAGS, Inc.	68,953	492,324
#*	Portillo’s, Inc., Class A	73,746	1,102,503

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Potbelly Corp.	124,148	$1,092,502
#	Purple Innovation, Inc.	23,788	23,074
*»	QEP Co., Inc.	8,890	144,062
	Rave Restaurant Group, Inc.	19,292	43,214
#	RCI Hospitality Holdings, Inc.	32,826	1,789,345
#	Rocky Brands, Inc.	43,280	531,478
*	Rover Group, Inc.	385,649	2,487,436
#*	Sally Beauty Holdings, Inc.	95,971	815,754
*	Shake Shack, Inc., Class A	161,121	9,029,221
#	Shoe Carnival, Inc.	203,740	4,661,571
#	Signet Jewelers Ltd.	195,670	13,663,636
*	Six Flags Entertainment Corp.	434,860	8,653,714
*	Skyline Champion Corp.	92,938	5,448,955
#*	Sleep Number Corp.	188,376	3,064,878
#	Smith & Wesson Brands, Inc.	335,382	4,940,177
*	Solo Brands, Inc., Class A	6,030	23,216
#	Sonic Automotive, Inc., Class A	240,130	11,490,220
#*	Sonos, Inc.	219,923	2,370,770
#*	Sportsman’s Warehouse Holdings, Inc.	24,124	122,791
	Standard Motor Products, Inc.	164,872	5,758,979
#	Steven Madden Ltd.	191,265	6,271,579
*	Stitch Fix, Inc., Class A	158,113	518,611
*	Stoneridge, Inc.	235,367	3,829,421
#	Strategic Education, Inc.	107,770	8,870,549
*	Strattec Security Corp.	29,123	662,548
#*	Stride, Inc.	307,962	16,931,751
	Superior Group of Cos., Inc.	112,673	901,384
*	Superior Industries International, Inc.	118,016	326,904
#*	Sweetgreen, Inc., Class A	252,804	2,611,465
#*	Target Hospitality Corp.	16,822	230,966
*	Taylor Morrison Home Corp.	280,112	10,733,892
#*	Tile Shop Holdings, Inc.	119,772	657,548
#*	Tilly’s, Inc., Class A	100,413	813,345
#*	Topgolf Callaway Brands Corp.	1,345,026	16,436,218
*	Traeger, Inc.	27,483	72,280
	Travel & Leisure Co.	287,890	9,796,897
*	Tri Pointe Homes, Inc.	625,733	15,680,869
#*	Unifi, Inc.	80,017	537,714
*	Universal Electronics, Inc.	69,011	541,736
*	Universal Technical Institute, Inc.	170,085	1,484,842
#	Upbound Group, Inc.	343,482	8,951,141
*	Urban Outfitters, Inc.	377,548	13,070,712
#	Vacasa, Inc., Class A	2,906	22,231
*	Vera Bradley, Inc.	146,151	1,069,825
#*	Vista Outdoor, Inc.	499,839	12,555,956
*	Vizio Holding Corp., Class A	35,147	178,898
#*	VOXX International Corp.	95,319	874,075
*	Warby Parker, Inc., Class A	9,201	119,429
#	Weyco Group, Inc.	78,198	2,261,486
	Winmark Corp.	42,095	16,977,755
#	Winnebago Industries, Inc.	191,418	11,092,673
	Wolverine World Wide, Inc.	22,459	180,795
#*	XPEL, Inc.	89,222	4,130,979
#*	YETI Holdings, Inc.	96,225	4,091,487
#*	Zumiez, Inc.	202,338	3,324,413

TOTAL CONSUMER DISCRETIONARY			852,509,704

CONSUMER STAPLES — (4.4%)
#	Alico, Inc.	68,294	1,669,105

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Andersons, Inc.	246,851	$12,374,641
#*	Bridgford Foods Corp.	72,953	761,629
	Calavo Growers, Inc.	117,112	2,967,618
	Cal-Maine Foods, Inc.	201,985	9,151,940
#*	Central Garden & Pet Co.	69,768	3,043,978
*	Central Garden & Pet Co., Class A	280,783	11,144,277
#*	Chefs’ Warehouse, Inc.	217,305	4,135,314
*	Coffee Holding Co., Inc.	1,314	905
#*	Duckhorn Portfolio, Inc.	154,159	1,607,878
	Edgewell Personal Care Co.	360,314	12,574,959
#	Energizer Holdings, Inc.	82,640	2,609,771
*	Farmer Bros Co.	12,502	31,505
	Forafric Global PLC	1,655	18,271
	Fresh Del Monte Produce, Inc.	208,337	5,208,425
#*	Freshpet, Inc.	85,314	4,897,024
#*	Grocery Outlet Holding Corp.	248,186	6,867,307
#*	Herbalife Ltd.	309,917	4,416,317
*	Hostess Brands, Inc.	641,577	21,428,672
	Ingles Markets, Inc., Class A	123,817	9,932,600
	Inter Parfums, Inc.	99,325	12,625,201
#	J & J Snack Foods Corp.	51,750	8,104,567
	John B Sanfilippo & Son, Inc.	72,313	7,394,727
	Lifevantage Corp.	46,246	347,307
*	Lifeway Foods, Inc.	30,022	320,335
	Limoneira Co.	64,193	917,318
#*	Mama’s Creations, Inc.	68,103	230,188
	Medifast, Inc.	70,654	4,886,431
#	MGP Ingredients, Inc.	143,333	13,567,902
#*	Mission Produce, Inc.	140,734	1,324,307
*	Natural Alternatives International, Inc.	72,149	436,501
	Natural Grocers by Vitamin Cottage, Inc., Class C	114,017	1,433,194
*	Nature’s Sunshine Products, Inc.	163,343	2,923,840
	Nu Skin Enterprises, Inc., Class A	46,082	875,097
	Oil-Dri Corp. of America	56,726	3,249,265
	PriceSmart, Inc.	157,174	9,821,803
*	Rocky Mountain Chocolate Factory, Inc.	70,528	281,407
#*	Seneca Foods Corp., Class A	52,370	2,862,021
*»	Seneca Foods Corp., Class B	11,120	601,592
#*	Sovos Brands, Inc.	320,361	6,955,037
	SpartanNash Co.	290,851	6,541,239
	Spectrum Brands Holdings, Inc.	10,611	799,221
*	Sprouts Farmers Market, Inc.	278,831	11,716,479
	Tootsie Roll Industries, Inc.	156,354	4,864,173
*	TreeHouse Foods, Inc.	240,921	10,043,996
	Turning Point Brands, Inc.	91,451	1,833,593
#*	United Natural Foods, Inc.	311,703	4,544,630
	United-Guardian, Inc.	39,576	235,477
#	Universal Corp.	132,394	5,957,730
*	USANA Health Sciences, Inc.	83,673	3,811,305
#	Utz Brands, Inc.	108,626	1,324,151
	Vector Group Ltd.	1,007,340	10,355,455
	Village Super Market, Inc., Class A	66,491	1,627,035
#*	Vita Coco Co., Inc.	120,871	3,275,604
*	Vital Farms, Inc.	149,043	1,648,416
#	WD-40 Co.	50,247	10,622,216
#	Weis Markets, Inc.	196,657	12,802,371
*	Willamette Valley Vineyards, Inc.	3,868	20,500

TOTAL CONSUMER STAPLES			286,023,767

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (5.9%)
	Adams Resources & Energy, Inc.	39,742	$1,265,385
#*	Amplify Energy Corp.	172,966	1,202,114
	Archrock, Inc.	894,239	11,330,008
	Ardmore Shipping Corp.	181,369	2,410,394
#	Berry Corp.	349,486	2,918,208
*	Bristow Group, Inc.	122,908	3,212,815
	Cactus, Inc., Class A	49,617	2,329,022
	California Resources Corp.	170,701	8,977,166
#*	Callon Petroleum Co.	295,407	11,033,451
#*	Centrus Energy Corp., Class A	68,981	3,660,822
#*	Clean Energy Fuels Corp.	946,125	3,301,976
#*	CNX Resources Corp.	1,161,237	25,222,068
	CONSOL Energy, Inc.	159,990	14,701,481
#	Core Laboratories, Inc.	207,063	4,435,289
#	CVR Energy, Inc.	236,183	7,734,993
	Delek U.S. Holdings, Inc.	336,926	8,878,000
	DHT Holdings, Inc.	971,142	10,799,099
*	DMC Global, Inc.	83,925	1,590,379
	Dorian LPG Ltd.	226,600	7,244,402
*	Dril-Quip, Inc.	116,862	2,531,231
#	Encore Energy Corp.	264,294	872,170
#	Energy Services of America Corp.	34,806	164,632
	Epsilon Energy Ltd.	33,799	192,992
	Equitrans Midstream Corp.	253,932	2,252,377
#	Evolution Petroleum Corp.	194,809	1,252,622
	Excelerate Energy, Inc., Class A	17,546	249,504
*	Expro Group Holdings NV	80,352	1,265,544
*	Forum Energy Technologies, Inc.	43,756	952,568
*	Geospace Technologies Corp.	121,063	1,451,545
#*	Green Plains, Inc.	300,570	8,830,747
*	Gulf Island Fabrication, Inc.	54,114	213,209
*	Gulfport Energy Corp.	70,166	8,673,219
#*	Hallador Energy Co.	141,507	1,978,268
*	Helix Energy Solutions Group, Inc.	992,495	9,726,451
#*	Independence Contract Drilling, Inc.	16,749	44,720
	International Seaways, Inc.	256,449	12,332,632
*	Kosmos Energy Ltd.	1,070,827	7,752,788
	Liberty Energy, Inc.	656,121	12,925,584
#*	Mammoth Energy Services, Inc.	60,361	244,462
	Mexco Energy Corp.	1,906	24,318
#*	Nabors Industries Ltd.	41,593	4,061,141
	NACCO Industries, Inc., Class A	40,634	1,403,905
*	Natural Gas Services Group, Inc.	91,766	1,347,125
*	Newpark Resources, Inc.	725,833	5,022,764
#††	Next Bridge Hydrocarbons, Inc.	18,077	52,423
#	Nordic American Tankers Ltd.	927,820	4,258,694
#	Northern Oil & Gas, Inc.	31,710	1,215,761
*	Oceaneering International, Inc.	439,356	9,661,438
*	Oil States International, Inc.	298,957	2,170,428
*	Overseas Shipholding Group, Inc., Class A	357,954	1,750,395
*	Par Pacific Holdings, Inc.	310,089	10,177,121
	Patterson-UTI Energy, Inc.	1,213,600	15,412,720
#	Peabody Energy Corp.	83,160	1,961,744
#	PHX Minerals, Inc.	142,201	492,015
#*	PrimeEnergy Resources Corp.	2,472	264,306
*	Profire Energy, Inc.	10,322	19,096
*	ProPetro Holding Corp.	497,206	5,210,719
#	Ranger Energy Services, Inc.	37,027	429,884
*	REX American Resources Corp.	154,662	5,878,703

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Riley Exploration Permian, Inc.	5,051	$159,864
#	RPC, Inc.	936,946	7,795,391
	SandRidge Energy, Inc.	47,791	757,487
	Scorpio Tankers, Inc.	281,079	15,782,586
*	SEACOR Marine Holdings, Inc.	117,457	1,627,954
#	Select Water Solutions, Inc., Class A	440,763	3,279,277
#	SFL Corp. Ltd.	889,603	9,661,089
#*	SilverBow Resources, Inc.	21,934	747,949
#	Sitio Royalties Corp., Class A	234,924	5,807,321
*	Smart Sand, Inc.	132,422	274,114
	Solaris Oilfield Infrastructure, Inc., Class A	139,979	1,293,406
*	Talos Energy, Inc.	544,445	8,438,898
*	Teekay Corp.	417,513	2,935,116
	Teekay Tankers Ltd., Class A	160,516	7,977,645
*	TETRA Technologies, Inc.	665,984	3,156,764
#*	Tidewater, Inc.	228,378	15,609,636
	TOP Ships, Inc.	3,041	19,523
*	U.S. Silica Holdings, Inc.	335,994	4,055,448
#*	Vital Energy, Inc.	77,691	3,887,658
*	W&T Offshore, Inc.	625,425	2,595,514
	World Kinect Corp.	541,180	10,011,830

TOTAL ENERGY			382,843,507

FINANCIALS — (18.9%)
	1st Source Corp.	198,015	9,033,444
#*	Acacia Research Corp.	142,246	510,663
#	ACNB Corp.	30,970	1,065,678
*	Affinity Bancshares, Inc.	1,853	27,517
	Alerus Financial Corp.	35,867	620,858
	Amalgamated Financial Corp.	131,403	2,396,791
#	A-Mark Precious Metals, Inc.	125,454	3,397,294
*	Ambac Financial Group, Inc.	289,850	3,515,881
#	Amerant Bancorp, Inc.	39,713	723,968
#*	American Coastal Insurance Corp., Class C	6,743	50,505
*	American Equity Investment Life Holding Co.	276,183	14,626,652
	American National Bankshares, Inc.	54,415	2,076,476
	Ameris Bancorp	220,633	8,229,611
	AMERISAFE, Inc.	147,059	7,495,597
	AmeriServ Financial, Inc.	120,265	306,676
#	Ames National Corp.	31,155	527,143
#	Argo Group International Holdings Ltd.	41,010	1,223,738
#	Arrow Financial Corp.	157,474	3,355,771
#	Artisan Partners Asset Management, Inc., Class A	297,594	9,820,602
*	AssetMark Financial Holdings, Inc.	152,356	3,642,832
	Associated Banc-Corp.	433,681	7,029,969
	Associated Capital Group, Inc., Class A	12,813	431,029
	Assured Guaranty Ltd.	40,374	2,519,338
	Atlantic American Corp.	7,131	12,123
#	Atlantic Union Bankshares Corp.	397,755	11,459,322
#*	Atlanticus Holdings Corp.	115,004	3,365,017
	Auburn National BanCorp, Inc.	12,735	267,435
*	Avantax, Inc.	277,010	7,149,628
#*	AvidXchange Holdings, Inc.	814,504	7,037,315
*	Axos Financial, Inc.	274,883	9,904,035
#	B Riley Financial, Inc.	39,589	1,433,518
#	Banc of California, Inc.	246,596	2,764,341
#	BancFirst Corp.	237,248	19,243,185
*	Bancorp, Inc.	494,971	17,645,716
#	Bank First Corp.	1,424	112,453

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Bank of Hawaii Corp.	12,388	$611,843
#	Bank of Marin Bancorp	27,680	465,024
	Bank of NT Butterfield & Son Ltd.	212,744	5,373,913
	Bank7 Corp.	9,310	194,951
	BankFinancial Corp.	59,888	503,059
	BankUnited, Inc.	157,986	3,445,675
	Bankwell Financial Group, Inc.	34,572	845,977
	Banner Corp.	276,266	11,661,188
	Bar Harbor Bankshares	81,741	2,045,160
	BayCom Corp.	50,923	1,008,275
	BCB Bancorp, Inc.	148,073	1,522,190
	Berkshire Hills Bancorp, Inc.	191,189	3,749,216
	BGC Group, Inc., Class A	969,730	5,692,315
#*	Blue Foundry Bancorp	86,492	653,015
#	Bread Financial Holdings, Inc.	217,446	5,877,565
	Bridge Investment Group Holdings, Inc., Class A	14,679	106,863
#*	Bridgewater Bancshares, Inc.	18,280	176,036
	Brightsphere Investment Group, Inc.	254,376	3,983,528
	Brookline Bancorp, Inc.	265,479	2,160,999
#*	BRP Group, Inc., Class A	167,018	3,495,687
	Business First Bancshares, Inc.	65,764	1,285,029
#	Byline Bancorp, Inc.	184,258	3,495,374
#	C&F Financial Corp.	18,341	965,837
*	California BanCorp	2,039	41,738
*»	California First Leasing Corp.	33,262	557,139
#	Cambridge Bancorp	23,634	1,269,382
	Camden National Corp.	119,700	3,490,452
*	Cannae Holdings, Inc.	52,020	850,527
*	Cantaloupe, Inc.	308,696	2,031,220
	Capital Bancorp, Inc.	18,512	378,385
	Capital City Bank Group, Inc.	98,473	2,813,374
#	Capitol Federal Financial, Inc.	9,763	50,768
	Capstar Financial Holdings, Inc.	49,945	758,165
*	Carter Bankshares, Inc.	98,302	1,106,881
#	Cass Information Systems, Inc.	92,190	3,485,704
#	Cathay General Bancorp	185,617	6,294,273
	CB Financial Services, Inc.	1,003	21,183
*»	CCUR Holdings, Inc.	11	33,550
	Central Pacific Financial Corp.	116,245	1,834,346
#	Central Valley Community Bancorp	52,909	834,375
	Chemung Financial Corp.	12,247	505,556
#	Citizens & Northern Corp.	52,163	944,150
	Citizens Community Bancorp, Inc.	8,182	72,165
#	Citizens Holding Co.	2,292	22,943
#*	Citizens, Inc.	152,157	454,949
#	City Holding Co.	117,002	10,621,442
	Civista Bancshares, Inc.	54,324	792,044
#	CNB Financial Corp.	92,589	1,683,268
*	Coastal Financial Corp.	57,864	2,150,805
#	Codorus Valley Bancorp, Inc.	42,706	837,892
#	Cohen & Steers, Inc.	117,330	6,129,319
	Colony Bankcorp, Inc.	16,614	165,309
#*	Columbia Financial, Inc.	359,097	5,781,462
	Community Bank System, Inc.	64,130	2,561,994
	Community Trust Bancorp, Inc.	157,372	5,910,892
	Community West Bancshares	24,371	307,318
	ConnectOne Bancorp, Inc.	172,974	2,817,746
#*	Consumer Portfolio Services, Inc.	124,706	1,153,531
	Crawford & Co., Class A	241,413	2,208,929

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co., Class B	22,851	$186,693
#*	CrossFirst Bankshares, Inc.	170,365	1,802,462
#*	Customers Bancorp, Inc.	154,585	6,215,863
#	CVB Financial Corp.	152,593	2,383,503
	Diamond Hill Investment Group, Inc.	15,850	2,490,035
	Dime Community Bancshares, Inc.	345,505	6,353,837
#	Donegal Group, Inc., Class A	142,253	2,008,612
	Donegal Group, Inc., Class B	34,951	458,208
*	Donnelley Financial Solutions, Inc.	155,898	8,485,528
	Eagle Bancorp Montana, Inc.	578	6,757
#	Eagle Bancorp, Inc.	19,931	388,256
*	eHealth, Inc.	123,044	1,055,718
	Employers Holdings, Inc.	226,428	8,604,264
#*	Encore Capital Group, Inc.	238,170	8,974,246
*	Enova International, Inc.	275,497	10,986,820
	Enterprise Bancorp, Inc.	54,056	1,422,213
	Enterprise Financial Services Corp.	214,385	7,454,166
#	Equity Bancshares, Inc., Class A	59,452	1,438,738
	Esquire Financial Holdings, Inc.	28,987	1,327,605
	ESSA Bancorp, Inc.	59,731	994,521
#	Evans Bancorp, Inc.	24,550	606,876
#	EVERTEC, Inc.	293,666	9,332,706
#*	EZCORP, Inc., Class A	454,423	3,726,269
	Farmers & Merchants Bancorp, Inc.	1,739	30,293
	Farmers National Banc Corp.	166,190	1,876,285
	FB Financial Corp.	148,965	4,375,102
	Federal Agricultural Mortgage Corp., Class A	4,200	508,095
	Federal Agricultural Mortgage Corp., Class C	80,626	11,977,799
	Federated Hermes, Inc.	214,694	6,805,800
#	Fidelity D&D Bancorp, Inc.	657	29,434
	Financial Institutions, Inc.	89,029	1,410,219
*	Finwise Bancorp	1,870	15,895
#	First Bancorp	227,881	6,613,107
	First BanCorp	1,576,127	21,041,295
	First Bancorp, Inc.	78,731	1,844,667
	First Bancshares, Inc.	124,646	3,018,926
#	First Bank	98,570	1,090,184
#	First Busey Corp.	262,980	5,222,783
	First Business Financial Services, Inc.	48,671	1,494,200
	First Capital, Inc.	350	8,400
	First Commonwealth Financial Corp.	738,487	8,994,772
#	First Community Bankshares, Inc.	102,227	3,337,712
#	First Community Corp.	23,267	411,826
	First Financial Bancorp	498,811	9,228,004
	First Financial Corp.	94,219	3,242,076
	First Financial Northwest, Inc.	57,386	622,064
#	First Foundation, Inc.	236,843	1,075,267
	First Hawaiian, Inc.	77,774	1,394,488
	First Internet Bancorp	58,799	962,540
	First Merchants Corp.	336,177	9,180,994
#	First Mid Bancshares, Inc.	101,656	2,777,242
	First National Corp.	1,082	20,450
	First Northwest Bancorp	43,257	561,908
	First of Long Island Corp.	57,112	613,383
	First United Corp.	29,799	488,108
*	First Western Financial, Inc.	4,774	63,828
#	Five Star Bancorp	24,470	476,431
	Flushing Financial Corp.	253,450	3,127,573
*	Flywire Corp.	100,492	2,702,230

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	FNCB Bancorp, Inc.	3,008	$16,965
#	Franklin Financial Services Corp.	1,044	33,408
	FS Bancorp, Inc.	42,693	1,232,547
#	Fulton Financial Corp.	677,461	8,800,218
#*	FVCBankcorp, Inc.	4,180	45,646
*	Genworth Financial, Inc., Class A	2,133,101	12,777,281
#	German American Bancorp, Inc.	132,569	3,623,111
#*	GoHealth, Inc., Class A	2,046	28,726
#*	Goosehead Insurance, Inc., Class A	102,305	6,636,525
	Great Southern Bancorp, Inc.	121,894	6,060,570
*	Green Dot Corp., Class A	90,286	1,009,398
#	Greenhill & Co., Inc.	39,689	587,794
*	Greenlight Capital Re Ltd., Class A	150,600	1,679,190
#	Guaranty Bancshares, Inc.	39,844	1,136,749
	Hanmi Financial Corp.	194,454	2,854,585
	HarborOne Bancorp, Inc.	306,434	3,015,311
	Hawthorn Bancshares, Inc.	17,184	299,861
	HBT Financial, Inc.	90,805	1,634,490
#	HCI Group, Inc.	100,407	5,921,001
	Heartland Financial USA, Inc.	154,891	4,244,013
	Heritage Commerce Corp.	254,615	2,082,751
	Heritage Financial Corp.	277,140	4,509,068
*	Heritage Global, Inc.	93,094	287,660
*	Heritage Insurance Holdings, Inc.	112,100	662,511
#	Hingham Institution For Savings The	14,873	2,209,830
	HMN Financial, Inc.	34,270	623,714
	Home Bancorp, Inc.	35,974	1,232,829
	HomeStreet, Inc.	56,526	273,021
#	HomeTrust Bancshares, Inc.	66,754	1,375,800
	Hope Bancorp, Inc.	586,658	5,139,124
	Horace Mann Educators Corp.	304,047	9,647,411
#	Horizon Bancorp, Inc.	189,860	1,801,771
#*	I3 Verticals, Inc., Class A	123,558	2,316,713
	Independent Bank Corp.	46,619	2,275,007
	Independent Bank Corp.	88,232	1,760,228
	Independent Bank Group, Inc.	369,375	13,057,406
	International Bancshares Corp.	222,482	9,751,386
*	International Money Express, Inc.	154,297	2,462,580
	Investar Holding Corp.	17,107	162,174
	Investors Title Co.	20,940	3,011,381
#	Jackson Financial, Inc., Class A	137,637	5,052,654
	James River Group Holdings Ltd.	133,527	1,835,996
#	Katapult Holdings, Inc.	1,007	10,231
	Kearny Financial Corp.	432,865	3,004,083
	Kemper Corp.	169,823	6,772,541
	Kentucky First Federal Bancorp	40,640	181,254
*	Kingstone Cos., Inc.	22,509	43,667
#	Lake Shore Bancorp, Inc.	4,212	41,193
	Lakeland Bancorp, Inc.	441,948	4,985,173
#	Lakeland Financial Corp.	183,511	9,037,917
#	Landmark Bancorp, Inc.	24,599	410,557
#	LCNB Corp.	36,303	507,879
*	LendingClub Corp.	407,654	2,115,724
#*	LendingTree, Inc.	5,704	75,464
	Live Oak Bancshares, Inc.	187,845	5,419,328
	Luther Burbank Corp.	109,640	892,470
	Macatawa Bank Corp.	230,816	2,107,350
	Magyar Bancorp, Inc.	25,049	225,441
*	Maiden Holdings Ltd.	349,042	572,429

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	MainStreet Bancshares, Inc.	5,630	$108,546
*	Marqeta, Inc., Class A	642,373	3,321,068
#*	MBIA, Inc.	5,525	38,012
	Mercantile Bank Corp.	80,498	2,651,604
#	Merchants Bancorp	131,830	3,940,399
	Mercury General Corp.	251,758	7,774,287
#	Metrocity Bankshares, Inc.	53,130	1,064,725
#*	Metropolitan Bank Holding Corp.	9,897	320,762
	Mid Penn Bancorp, Inc.	40,865	778,887
	Middlefield Banc Corp.	1,832	46,716
	Midland States Bancorp, Inc.	93,139	2,032,293
	MidWestOne Financial Group, Inc.	25,514	508,239
#	Moelis & Co., Class A	95,669	3,983,657
*	Mr Cooper Group, Inc.	221,880	12,542,876
#	MVB Financial Corp.	45,316	890,459
	National Bank Holdings Corp., Class A	248,513	7,748,635
#	National Bankshares, Inc.	4,337	101,920
	National Western Life Group, Inc., Class A	16,577	7,938,725
#	Navient Corp.	474,013	7,541,547
#	NBT Bancorp, Inc.	335,653	11,234,306
	Nelnet, Inc., Class A	59,790	5,070,790
*	NI Holdings, Inc.	32,869	417,108
*	Nicholas Financial, Inc.	56,162	263,961
#	Nicolet Bankshares, Inc.	64,165	4,672,495
*	NMI Holdings, Inc., Class A	581,320	15,899,102
	Northeast Bank.	42,137	2,011,620
#	Northfield Bancorp, Inc.	284,698	2,448,403
	Northrim BanCorp, Inc.	50,162	2,092,257
#	Northwest Bancshares, Inc.	1,127,349	11,746,977
#	Norwood Financial Corp.	22,723	581,936
#	Oak Valley Bancorp.	7,182	179,191
	OceanFirst Financial Corp.	257,962	3,265,799
#*	Ocwen Financial Corp.	33,238	799,042
	OFG Bancorp	404,726	11,987,984
#	Ohio Valley Banc Corp.	18,090	432,351
	Old Second Bancorp, Inc.	143,049	1,939,744
	OP Bancorp	17,026	143,870
*	Open Lending Corp., Class A	291,835	1,748,092
*	Oportun Financial Corp.	40,073	234,427
	Oppenheimer Holdings, Inc., Class A	57,747	2,025,187
*	OptimumBank Holdings, Inc.	3,264	10,314
	Orange County Bancorp, Inc.	275	12,128
#	Origin Bancorp, Inc.	119,149	3,525,619
	Orrstown Financial Services, Inc.	43,494	918,158
*	Oscar Health, Inc., Class A	464,062	2,375,997
	Pacific Premier Bancorp, Inc.	711,855	13,525,245
*	Palomar Holdings, Inc.	89,620	4,488,170
#	Park National Corp.	69,937	7,090,912
	Parke Bancorp, Inc.	38,230	643,793
	Pathfinder Bancorp, Inc.	100	1,282
	Pathward Financial, Inc.	287,658	13,028,031
#*	Paymentus Holdings, Inc., Class A	7,205	104,905
#*	Payoneer Global, Inc.	118,179	684,256
#*	Paysafe Ltd.	21,619	210,137
#	PCB Bancorp	35,532	546,482
#	Peapack-Gladstone Financial Corp.	136,155	3,181,942
#	Penns Woods Bancorp, Inc.	54,091	1,140,238
	PennyMac Financial Services, Inc.	133,589	8,977,181
	Peoples Bancorp of North Carolina, Inc.	29,492	663,570

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp, Inc.	205,490	$5,667,414
	Peoples Financial Services Corp.	17,636	691,508
#	Perella Weinberg Partners	106,421	1,043,990
#*	Pioneer Bancorp, Inc.	11,459	93,964
	Piper Sandler Cos	134,207	18,768,849
#	PJT Partners, Inc., Class A	59,416	4,655,838
#	Plumas Bancorp.	4,867	166,208
#*	Ponce Financial Group, Inc.	34,422	267,803
*	PRA Group, Inc.	89,754	1,104,872
#	Preferred Bank	120,502	7,178,304
	Premier Financial Corp.	178,693	3,100,324
#	Primis Financial Corp.	107,217	1,003,551
	Princeton Bancorp, Inc.	940	28,200
	ProAssurance Corp.	222,036	3,774,612
*	PROG Holdings, Inc.	235,156	6,440,923
*	Provident Bancorp, Inc.	16,570	160,729
	Provident Financial Holdings, Inc.	67,417	805,633
	Provident Financial Services, Inc.	198,743	2,792,339
#	QCR Holdings, Inc.	105,948	5,027,233
	RBB Bancorp	15,469	178,976
#	Red River Bancshares, Inc.	4,630	215,202
	Regional Management Corp.	77,644	1,930,230
*	Remitly Global, Inc.	59,872	1,612,353
	Renasant Corp.	367,600	8,965,764
*	Repay Holdings Corp.	312,932	1,874,463
	Republic Bancorp, Inc., Class A	172,853	7,638,374
	Richmond Mutual BanCorp, Inc.	1,351	13,253
	Riverview Bancorp, Inc.	186,318	996,801
	S&T Bancorp, Inc.	233,113	6,004,991
#*	Safeguard Scientifics, Inc.	38	38
	Safety Insurance Group, Inc.	116,851	8,783,690
	Sandy Spring Bancorp, Inc.	166,349	3,401,837
	SB Financial Group, Inc.	8,523	119,066
#	Seacoast Banking Corp. of Florida	349,893	7,071,338
*	Security National Financial Corp., Class A	71,857	496,532
	Shore Bancshares, Inc.	9,199	94,382
	Sierra Bancorp	111,132	1,955,923
	Silvercrest Asset Management Group, Inc., Class A	32,108	569,917
#	Simmons First National Corp., Class A	914,385	12,993,411
#*	SiriusPoint Ltd.	653,647	6,438,423
	SmartFinancial, Inc.	72,921	1,520,403
	Sound Financial Bancorp, Inc.	300	11,010
	South Plains Financial, Inc.	54,561	1,463,326
*	Southern First Bancshares, Inc.	69,944	1,888,488
	Southern Missouri Bancorp, Inc.	49,412	1,998,715
	Southern States Bancshares, Inc.	6,303	146,356
#	Southside Bancshares, Inc.	201,800	5,388,060
#	Stellar Bancorp, Inc.	151,767	3,299,415
	StepStone Group, Inc., Class A	56,449	1,597,507
#*	Sterling Bancorp, Inc.	109,248	605,234
	Stewart Information Services Corp.	200,788	8,768,412
#	Stock Yards Bancorp, Inc.	194,594	7,610,571
*	StoneX Group, Inc.	151,167	14,409,238
	Summit Financial Group, Inc.	65,399	1,406,079
	Summit State Bank	3,397	43,312
	Territorial Bancorp, Inc.	38,622	298,162
*	Texas Capital Bancshares, Inc.	209,862	11,555,002
*	Third Coast Bancshares, Inc.	12,077	187,314
	Timberland Bancorp, Inc.	70,916	1,999,122

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Tiptree, Inc.	258,075	$3,899,513
#	Tompkins Financial Corp.	93,708	4,692,897
	Towne Bank	275,646	6,598,965
	TriCo Bancshares	226,614	7,330,963
*	Triumph Financial, Inc.	200,880	12,504,780
	TrustCo Bank Corp.	82,896	2,116,335
	Trustmark Corp.	199,960	4,021,196
	U.S. Global Investors, Inc., Class A	10,779	29,750
*»	Unico American Corp.	95,372	200
#	Union Bankshares, Inc.	14,917	402,610
	United Bancorp, Inc.	2,991	30,179
	United Bancshares, Inc.	7,872	135,949
#	United Community Banks, Inc.	87,549	1,933,957
	United Fire Group, Inc.	221,258	4,456,136
	United Security Bancshares	44,365	344,716
	Unity Bancorp, Inc.	57,280	1,378,157
	Universal Insurance Holdings, Inc.	295,542	4,628,188
	Univest Financial Corp.	145,094	2,417,266
*	USCB Financial Holdings, Inc.	5,632	60,488
#	Value Line, Inc.	55,523	2,273,667
*	Velocity Financial, Inc.	9,297	107,380
#	Veritex Holdings, Inc.	216,092	3,721,104
	Victory Capital Holdings, Inc., Class A	273,580	8,059,667
#	Virginia National Bankshares Corp.	4,265	131,063
	Virtu Financial, Inc., Class A	131,170	2,425,333
	Virtus Investment Partners, Inc.	58,936	10,857,779
#	WaFd, Inc.	280,247	6,916,496
	Walker & Dunlop, Inc.	141,082	9,142,114
	Washington Trust Bancorp, Inc.	128,009	2,968,529
	Waterstone Financial, Inc.	181,554	1,960,783
	WesBanco, Inc.	443,696	10,821,745
#	West BanCorp, Inc.	140,829	2,313,820
	Westamerica BanCorp	108,286	5,115,431
	Western New England Bancorp, Inc.	163,068	1,169,198
	Westwood Holdings Group, Inc.	26,405	240,021
	White Mountains Insurance Group Ltd.	4,310	6,166,533
#	WisdomTree, Inc.	648,981	4,023,682
#*	World Acceptance Corp.	63,898	6,301,621
	WSFS Financial Corp.	423,973	15,008,644
	WVS Financial Corp.	9,649	118,200

TOTAL FINANCIALS			1,225,036,795

HEALTH CARE — (9.9%)
#*	4D Molecular Therapeutics, Inc.	157,943	1,696,308
#*	AC Immune SA	10,530	31,590
#*	Accolade, Inc.	97,891	636,292
#*	Accuray, Inc.	517,851	1,367,127
††	Achillion Pharmaceuticals, Inc.	895,529	241,793
*	Aclaris Therapeutics, Inc.	43,549	216,874
#*	Actinium Pharmaceuticals, Inc.	52,101	290,724
*	Acumen Pharmaceuticals, Inc.	11,084	20,727
#*	Adaptive Biotechnologies Corp.	77,294	343,185
*	Addus HomeCare Corp.	116,046	9,156,029
*	ADMA Biologics, Inc.	961,282	3,249,133
#††	Aduro Biotech, Inc.	3,260	8,574
*	Agios Pharmaceuticals, Inc.	315,792	6,634,790
††	Albireo Pharma, Inc.	44,018	238,137
*	Aldeyra Therapeutics, Inc.	247,718	423,598
#*	Alector, Inc.	262,311	1,364,017

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Allogene Therapeutics, Inc.	4,824	$13,604
*	Alpine Immune Sciences, Inc.	86,082	881,480
*	Amedisys, Inc.	28,208	2,580,750
*	American Shared Hospital Services	5,689	13,313
#*	American Well Corp., Class A	77,838	91,070
#*	Amneal Pharmaceuticals, Inc.	481,662	1,864,032
#*	Amphastar Pharmaceuticals, Inc.	363,850	16,471,489
#*	AnaptysBio, Inc.	165,488	2,699,109
*	AngioDynamics, Inc.	146,115	905,913
*	ANI Pharmaceuticals, Inc.	86,385	5,333,410
*	Anika Therapeutics, Inc.	113,374	2,210,793
#*	Annovis Bio, Inc.	8,428	55,709
#*	Apollo Medical Holdings, Inc.	181,584	5,667,237
#*	Apyx Medical Corp.	51,146	117,124
#*	ARCA biopharma, Inc.	32,400	57,672
*	Arcturus Therapeutics Holdings, Inc.	122,352	2,336,923
*	Arcus Biosciences, Inc.	168,421	2,645,894
#*	ARS Pharmaceuticals, Inc.	44,286	158,101
#*	Artivion, Inc.	288,919	3,680,828
#*	Arvinas, Inc.	77,158	1,243,787
#*	Atea Pharmaceuticals, Inc.	54,751	177,941
*	AtriCure, Inc.	240,280	8,323,299
	Atrion Corp.	13,689	4,681,364
*	Aura Biosciences, Inc.	64,409	525,577
*	Avanos Medical, Inc.	181,516	3,332,634
#*	Avid Bioservices, Inc.	34,488	212,101
#*	Avita Medical, Inc.	18,761	174,665
*	Axogen, Inc.	25,809	97,042
#*	Axonics, Inc.	207,632	10,632,835
#*	Aytu BioPharma, Inc.	3,228	8,812
#*	Azenta, Inc.	19,985	908,318
*	BioLife Solutions, Inc.	31,965	322,847
*	Biomea Fusion, Inc.	20,772	212,290
#*	Bluebird Bio, Inc.	446,761	1,317,945
*	Blueprint Medicines Corp.	5,089	299,539
#*	Brookdale Senior Living, Inc.	809,852	3,166,521
#*	Cabaletta Bio, Inc.	11,728	167,241
#*	CareDx, Inc.	5,537	29,955
#*	Caribou Biosciences, Inc.	376,947	1,368,318
*	Castle Biosciences, Inc.	10,920	170,570
*	Catalyst Pharmaceuticals, Inc.	713,683	8,856,806
*	Celcuity, Inc.	7,153	76,179
#*	Celldex Therapeutics, Inc.	64,099	1,507,608
#*	Certara, Inc.	265,583	3,237,457
	CervoMed, Inc.	1,022	9,147
*	Champions Oncology, Inc.	4,729	25,820
#*	Check Cap Ltd.	14,898	50,802
#»	Chinook Therapeutics, Inc.	384,400	149,916
#*	Cogent Biosciences, Inc.	360,989	2,945,670
#*	Collegium Pharmaceutical, Inc.	232,091	5,050,300
*	Community Health Systems, Inc.	136,679	292,493
*	Computer Programs & Systems, Inc.	133,422	1,879,916
#	CONMED Corp.	93,451	9,107,734
*	Corcept Therapeutics, Inc.	464,405	13,040,492
#*	CorVel Corp.	162,450	31,505,553
*	Crinetics Pharmaceuticals, Inc.	137,584	4,029,835
*	Cross Country Healthcare, Inc.	296,441	6,865,574
#*	CryoPort, Inc.	3,449	33,455
#*	Cue Biopharma, Inc.	109,112	229,135

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Cullinan Oncology, Inc.	126,606	$1,181,234
*	Cumberland Pharmaceuticals, Inc.	47,772	90,289
#*††	Curative Health Services, Inc.	113,000	0
#*	CVRx, Inc.	235	3,144
#*	Cymabay Therapeutics, Inc.	320,927	5,256,784
#*	Day One Biopharmaceuticals, Inc.	93,060	1,100,900
*	Deciphera Pharmaceuticals, Inc.	341,481	4,094,357
#*	Definitive Healthcare Corp., Class A	34,625	199,440
#*	Denali Therapeutics, Inc.	46,465	874,936
	Dianthus Therapeutics, Inc.	942	11,304
#*	Dynavax Technologies Corp.	561,526	7,979,284
#*	Dyne Therapeutics, Inc.	86,039	606,575
*	Eagle Pharmaceuticals, Inc.	4,999	68,636
	Edesa Biotech, Inc.	7,911	25,473
*	Edgewise Therapeutics, Inc.	12,830	82,112
#*	Editas Medicine, Inc.	231,213	1,544,503
#*	Electromed, Inc.	44,680	470,480
#*	Enhabit, Inc.	148,955	1,097,798
*	Enovis Corp.	136,699	6,274,484
#*	Entrada Therapeutics, Inc.	1,106	17,707
#*	Enzo Biochem, Inc.	56,244	75,367
*	EQRx, Inc.	232,607	507,083
*	Erasca, Inc.	35,337	81,628
#*	Eton Pharmaceuticals, Inc.	3,315	13,989
*	Evolent Health, Inc., Class A	309,655	7,564,872
*	FONAR Corp.	54,951	744,586
#*	Fulcrum Therapeutics, Inc.	258,212	939,892
#*	Fulgent Genetics, Inc.	127,700	3,057,138
#*	Generation Bio Co.	34,128	32,022
*	Glaukos Corp.	198,939	13,567,640
#*	GoodRx Holdings, Inc., Class A	45,246	223,063
#*	Harmony Biosciences Holdings, Inc.	90,458	2,129,381
#*	Harrow, Inc.	38,300	549,031
*	Harvard Bioscience, Inc.	211,453	928,279
*	Health Catalyst, Inc.	87,730	657,098
	HealthStream, Inc.	263,522	6,693,459
*	HilleVax, Inc.	3,745	41,195
#*	Hims & Hers Health, Inc.	133,957	801,063
*	iCAD, Inc.	47,510	63,663
#*	Ideaya Biosciences, Inc.	270,006	7,336,063
*	Ikena Oncology, Inc.	11,694	47,127
*	ImmunoGen, Inc.	159,604	2,371,715
*	Immunome, Inc.	4,456	39,213
*	Immunovant, Inc.	104,736	3,461,525
*	Inari Medical, Inc.	79,561	4,830,148
*	InfuSystem Holdings, Inc.	92,084	882,165
#*	Inmune Bio, Inc.	5,679	41,400
#*	Innoviva, Inc.	402,219	4,991,538
*	Integer Holdings Corp.	153,874	12,489,953
*	Iovance Biotherapeutics, Inc.	104,225	398,140
	iRadimed Corp.	56,210	2,289,995
*	IRIDEX Corp.	18,106	59,388
#*	Ironwood Pharmaceuticals, Inc.	355,108	3,185,319
*	iTeos Therapeutics, Inc.	3,502	35,230
#*	Janux Therapeutics, Inc.	2,981	19,138
#*	Joint Corp.	8,299	64,815
#*	KalVista Pharmaceuticals, Inc.	109,048	925,818
#*	Keros Therapeutics, Inc.	19,472	555,731
*	Kewaunee Scientific Corp.	26,379	469,546

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Kiniksa Pharmaceuticals Ltd., Class A	83,367	$1,271,347
#*	Kodiak Sciences, Inc.	56,197	81,486
#*	Krystal Biotech, Inc.	144,924	16,937,268
#*	Kura Oncology, Inc.	248,694	2,101,464
#*	Larimar Therapeutics, Inc.	47,365	138,779
	LeMaitre Vascular, Inc.	171,467	8,329,867
*	LENSAR, Inc.	81,309	174,814
#*	LifeStance Health Group, Inc.	119,967	699,408
*	Ligand Pharmaceuticals, Inc.	77,764	4,066,280
#*	Liquidia Corp.	20,267	131,938
*	LivaNova PLC	123,849	6,074,793
*	Longboard Pharmaceuticals, Inc.	12,626	68,370
*	Lyra Therapeutics, Inc.	21,309	63,288
#*	MacroGenics, Inc.	363,770	1,898,879
*	MaxCyte, Inc.	66,217	196,002
#*	MeiraGTx Holdings PLC	75,221	339,999
#*	Merrimack Pharmaceuticals, Inc.	148,849	1,820,423
#	Mesa Laboratories, Inc.	259	24,302
#*	Milestone Pharmaceuticals, Inc.	15,694	40,177
#*	Mirati Therapeutics, Inc.	121,638	6,754,558
#*	ModivCare, Inc.	115,462	4,877,115
#*	Monte Rosa Therapeutics, Inc.	7,043	23,946
#*	Morphic Holding, Inc.	83,372	1,663,271
*	Myriad Genetics, Inc.	114,876	1,789,768
	National HealthCare Corp.	107,117	7,215,401
	National Research Corp.	222,620	9,407,921
*	Nautilus Biotechnology, Inc.	44,301	113,411
#*	NeoGenomics, Inc.	537,962	7,542,227
	Neoleukin Therapeutics, Inc.	2,887	9,989
*	Nexgel, Inc.	198	352
#*	NextGen Healthcare, Inc.	458,872	10,976,218
#*	Nurix Therapeutics, Inc.	123,689	691,422
#*	Olema Pharmaceuticals, Inc.	255,760	3,399,050
*	OmniAb, Inc.	493,279	2,244,419
*»	OmniAb, Inc.	35,754	0
*»	OmniAb, Inc.	35,754	0
††	Opiant Pharmaceuticals, Inc.	15,320	3,677
#*	OPKO Health, Inc.	10,491	13,114
#*	OptimizeRx Corp.	42,450	342,147
*	OraSure Technologies, Inc.	327,154	1,688,115
*	Organogenesis Holdings, Inc.	71,036	159,121
*	ORIC Pharmaceuticals, Inc.	4,496	30,123
*	Orthofix Medical, Inc.	69,336	765,469
#*	OrthoPediatrics Corp.	27,117	663,282
#*	Ovid therapeutics, Inc.	10,850	38,518
*	Owens & Minor, Inc.	354,198	5,075,657
#*	Pacific Biosciences of California, Inc.	741,854	4,584,658
*	Pacira BioSciences, Inc.	65,668	1,855,778
*	Palatin Technologies, Inc.	10,065	20,734
#	Patterson Cos., Inc.	458,801	13,975,078
#*††	PDL BioPharma, Inc.	616,320	992,275
#*	PDS Biotechnology Corp.	14,335	59,777
*	Pediatrix Medical Group, Inc.	117,272	1,343,937
*	Pennant Group, Inc.	236,375	2,569,396
#*	PetIQ, Inc.	124,940	2,345,124
	Phibro Animal Health Corp., Class A	88,080	961,834
*	Phreesia, Inc.	134,557	1,838,049
*	PMV Pharmaceuticals, Inc.	155,064	234,147
*	Poseida Therapeutics, Inc.	21,577	43,586

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Premier, Inc., Class A	669,835	$12,874,229
#*	Prestige Consumer Healthcare, Inc.	285,192	16,928,997
*	Privia Health Group, Inc.	43,474	913,823
#*	Pro-Dex, Inc.	376	6,588
#*	Protagonist Therapeutics, Inc.	244,024	3,548,109
#*	Prothena Corp. PLC	219,867	8,016,351
#*	Pulmonx Corp.	141,250	1,241,588
*	Puma Biotechnology, Inc.	75,429	185,555
*	Quanterix Corp.	160,337	3,482,520
#*	RadNet, Inc.	388,934	10,485,661
#*	RAPT Therapeutics, Inc.	152,083	1,999,891
#*	Recursion Pharmaceuticals, Inc., Class A	723,387	3,819,483
#*	REGENXBIO, Inc.	59,413	765,834
#*	Reneo Pharmaceuticals, Inc.	8,774	70,982
#*	Renovaro Biosciences, Inc.	14,946	42,447
#*	Replimune Group, Inc.	245,636	3,578,917
*	REVOLUTION Medicines, Inc.	454,218	8,993,516
#*	Rhythm Pharmaceuticals, Inc.	9,548	220,654
#*	Rocket Pharmaceuticals, Inc.	334,219	6,049,364
*	RxSight, Inc.	18,095	400,623
#*	Sage Therapeutics, Inc.	2,797	52,388
#*	Sanara Medtech, Inc.	314	8,632
#*	Savara, Inc.	52,313	191,466
#*	Scholar Rock Holding Corp.	145,728	1,713,761
#*	Schrodinger, Inc.	299,226	6,493,204
#*	scPharmaceuticals, Inc.	24,981	133,648
	Select Medical Holdings Corp.	151,514	3,443,913
#*	Semler Scientific, Inc.	29,640	864,599
*	SI-BONE, Inc.	116,628	1,983,842
#	SIGA Technologies, Inc.	275,245	1,403,750
#	Simulations Plus, Inc.	86,274	3,042,884
*	Soleno Therapeutics, Inc.	4,472	106,657
#*	SomaLogic, Inc.	7,214	16,087
#*	SpringWorks Therapeutics, Inc.	267,153	6,117,804
††	Strongbridge Biopharma	9,014	2,592
*	Supernus Pharmaceuticals, Inc.	314,990	7,512,512
#*	Surmodics, Inc.	74,836	2,204,669
*	Sutro Biopharma, Inc.	22,829	62,780
*	Tactile Systems Technology, Inc.	42,440	463,445
#*	Tango Therapeutics, Inc.	33,690	282,996
*	Taro Pharmaceutical Industries Ltd.	49,657	1,686,352
#*	Tarsus Pharmaceuticals, Inc.	99,778	1,420,839
*	Tenaya Therapeutics, Inc.	2,827	5,145
#*	Terns Pharmaceuticals, Inc.	5,287	27,810
	Tourmaline Bio, Inc.	395	6,514
#*	Treace Medical Concepts, Inc.	20,864	209,266
*	Trevi Therapeutics, Inc.	5,738	10,214
#*	Twist Bioscience Corp.	245,063	3,862,193
#*	Tyra Biosciences, Inc.	2,087	24,209
*††	U.S. Diagnostic, Inc.	3	0
#	U.S. Physical Therapy, Inc.	94,167	7,920,386
*	UFP Technologies, Inc.	44,298	6,906,944
#	Utah Medical Products, Inc.	46,317	3,683,128
*	Vanda Pharmaceuticals, Inc.	150,397	658,739
#*	Varex Imaging Corp.	307,963	5,558,732
#*	Veracyte, Inc.	314,975	6,526,282
#*	Veradigm, Inc.	1,011,644	13,343,584
#*	Vericel Corp.	203,615	7,163,176
#*	Verrica Pharmaceuticals, Inc.	5,321	19,581

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Viking Therapeutics, Inc.	12,327	$120,928
#*	Viridian Therapeutics, Inc.	4,227	52,838
#*	Voyager Therapeutics, Inc.	124,171	815,803
#*	XBiotech, Inc.	15,235	63,682
#*	Xencor, Inc.	115,371	2,001,687
*	Xenon Pharmaceuticals, Inc.	22,924	710,644
#*	XOMA Corp.	5,094	96,022
#*	Y-mAbs Therapeutics, Inc.	124,137	662,892
#*	Zentalis Pharmaceuticals, Inc.	199,218	3,259,206
#*	Zevra Therapeutics, Inc.	4,679	20,962
*	Zimvie, Inc.	50,440	356,106
#*	Zymeworks, Inc.	24,890	174,728

TOTAL HEALTH CARE			641,981,599

INDUSTRIALS — (18.8%)
#	AAON, Inc.	39,272	2,139,539
*	AAR Corp.	264,917	15,725,473
	ABM Industries, Inc.	250,502	9,854,749
	ACCO Brands Corp.	726,785	3,677,532
	Acme United Corp.	32,984	1,104,964
#*	ACV Auctions, Inc., Class A	479,361	6,389,882
*	AeroVironment, Inc.	151,819	17,407,567
*	AerSale Corp.	69,842	1,067,884
*	Air Transport Services Group, Inc.	436,117	8,534,810
	Alamo Group, Inc.	91,149	14,611,185
	Albany International Corp., Class A	178,866	14,597,254
	Allegiant Travel Co.	73,787	4,915,690
	Allient, Inc.	107,019	2,953,724
#	Alta Equipment Group, Inc.	113,749	1,045,353
#*	Ameresco, Inc., Class A	155,020	4,053,773
#*	American Superconductor Corp.	79,416	497,541
*	American Woodmark Corp.	129,866	8,730,891
	Apogee Enterprises, Inc.	197,436	8,473,953
	ARC Document Solutions, Inc.	18,766	52,169
#	ArcBest Corp.	191,857	20,889,390
	Arcosa, Inc.	74,111	5,118,847
	Argan, Inc.	120,680	5,519,903
	Armstrong World Industries, Inc.	45,805	3,476,141
#*	Array Technologies, Inc.	312,590	5,417,185
	Astec Industries, Inc.	173,758	6,957,270
#*	Astronics Corp.	132,624	2,033,126
#*	Astronics Corp., Class B	36,203	524,944
*	Asure Software, Inc.	21,321	180,376
*	AZEK Co., Inc.	62,280	1,631,736
	AZZ, Inc.	55,761	2,635,822
	Barnes Group, Inc.	188,294	3,914,632
	Barrett Business Services, Inc.	40,155	3,672,576
	BGSF, Inc.	28,240	261,785
*	BlueLinx Holdings, Inc.	43,609	3,101,036
	Boise Cascade Co.	282,825	26,514,844
*	Bowman Consulting Group Ltd.	16,067	426,900
	Brady Corp., Class A	106,793	5,495,568
*	BrightView Holdings, Inc.	136,283	918,547
	Brink’s Co.	75,327	5,036,363
*	Broadwind, Inc.	7,587	19,878
#	Cadre Holdings, Inc.	21,766	610,536
*	CBIZ, Inc.	406,188	21,105,528
*	CECO Environmental Corp.	251,431	4,068,154
	Chicago Rivet & Machine Co.	17,700	310,635

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Cimpress PLC	94,876	$5,661,251
	Civeo Corp.	49,684	993,680
	Columbus McKinnon Corp.	162,185	4,957,995
	Comfort Systems USA, Inc.	61,339	11,154,497
*	Commercial Vehicle Group, Inc.	123,112	858,091
#	CompX International, Inc.	22,380	421,192
*	Concrete Pumping Holdings, Inc.	134,101	942,730
*	Conduent, Inc.	818,710	2,611,685
*	Construction Partners, Inc., Class A	183,397	7,051,615
	Copa Holdings SA, Class A	34,343	2,804,106
#††	Costa Communications, Inc.	22,311	55,108
#	Costamare, Inc.	724,227	6,539,770
	Covenant Logistics Group, Inc.	58,109	2,294,434
	CRA International, Inc.	82,906	8,051,002
#	CSG Systems International, Inc.	226,031	10,591,813
	CSW Industrials, Inc.	68,883	12,210,201
*	Custom Truck One Source, Inc.	64,935	374,675
#*	Daseke, Inc.	61,613	273,562
	Deluxe Corp.	156,055	2,660,738
#*	Distribution Solutions Group, Inc.	136,930	4,128,440
#*	DLH Holdings Corp.	14,417	197,225
	Douglas Dynamics, Inc.	198,169	4,811,543
#*	Ducommun, Inc.	98,591	4,716,593
*	DXP Enterprises, Inc.	106,385	3,468,151
#*	Dycom Industries, Inc.	68,493	5,834,234
#	Eagle Bulk Shipping, Inc.	61,261	2,499,449
#	Eastern Co.	56,600	919,750
#	Encore Wire Corp.	95,610	17,097,936
*	Energy Recovery, Inc.	297,322	4,519,294
	Enerpac Tool Group Corp.	274,712	7,774,350
	EnerSys	12,070	1,032,951
	Eneti, Inc.	132,700	1,346,905
	Ennis, Inc.	219,027	4,678,417
#	EnPro Industries, Inc.	125,591	13,948,136
*	Enviri Corp.	280,823	1,611,924
	ESCO Technologies, Inc.	174,924	17,006,111
	Espey Mfg. & Electronics Corp.	35,187	561,585
#	EVI Industries, Inc.	36,137	929,805
	Federal Signal Corp.	294,799	17,110,134
#	First Advantage Corp.	185,322	2,411,039
*	Forrester Research, Inc.	192,371	4,463,007
	Forward Air Corp.	191,213	12,316,029
*	Franklin Covey Co.	148,131	5,837,843
*	Gates Industrial Corp. PLC	26,685	291,400
#	Genco Shipping & Trading Ltd.	199,672	2,629,680
*	Gencor Industries, Inc.	55,104	782,477
*	Gibraltar Industries, Inc.	212,636	12,941,027
	Global Industrial Co.	297,670	9,510,557
*	GMS, Inc.	223,238	13,054,958
	Gorman-Rupp Co.	234,749	6,936,833
#	GrafTech International Ltd.	198,417	684,539
*	Graham Corp.	86,246	1,344,575
#	Granite Construction, Inc.	297,076	12,025,636
*	Great Lakes Dredge & Dock Corp.	308,009	2,340,868
	Greenbrier Cos., Inc.	228,037	7,887,800
	Griffon Corp.	402,713	16,084,357
	H&E Equipment Services, Inc.	280,843	11,435,927
#*	Hayward Holdings, Inc.	167,810	1,762,005
#	Healthcare Services Group, Inc.	146,491	1,391,665

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Heartland Express, Inc.	210,677	$2,456,494
	Heidrick & Struggles International, Inc.	134,951	3,284,707
	Helios Technologies, Inc.	244,713	12,656,556
	Herc Holdings, Inc.	55,465	5,923,107
	Hillenbrand, Inc.	89,764	3,413,725
#*	Hillman Solutions Corp.	128,527	843,137
	HireQuest, Inc.	878	13,381
#*	HireRight Holdings Corp.	19,520	179,779
#	HNI Corp.	170,593	5,917,871
*	Hub Group, Inc., Class A	196,714	13,524,088
*	Hudson Global, Inc.	3,195	46,871
#*	Hudson Technologies, Inc.	173,327	2,232,452
	Hurco Cos., Inc.	53,420	1,068,400
*	Huron Consulting Group, Inc.	170,273	16,918,325
	Hyster-Yale Materials Handling, Inc.	96,179	3,848,122
*	IBEX Holdings Ltd.	5,619	91,702
	ICF International, Inc.	129,423	16,401,777
*	IES Holdings, Inc.	156,480	9,737,750
#*	Innodata, Inc.	45,069	338,018
#*	Innovative Solutions & Support, Inc.	137,613	1,003,199
	Insteel Industries, Inc.	156,860	4,377,963
	Interface, Inc.	252,933	2,248,574
*	Janus International Group, Inc.	289,414	2,708,915
*	JELD-WEN Holding, Inc.	299,646	3,394,989
#	Kadant, Inc.	84,503	18,590,660
	Kaman Corp.	203,090	3,779,505
	Karat Packaging, Inc.	4,702	97,002
	Kelly Services, Inc., Class A	310,302	5,538,891
#	Kennametal, Inc.	320,400	7,404,444
#	Kforce, Inc.	169,253	10,331,203
	Korn Ferry	115,536	5,259,199
*	Kratos Defense & Security Solutions, Inc.	580,592	9,899,094
*	L B Foster Co., Class A	98,654	1,935,591
#*	Limbach Holdings, Inc.	97,186	2,896,143
	Lindsay Corp.	81,445	10,174,109
*	Liquidity Services, Inc.	205,898	3,967,654
*	LS Starrett Co., Class A	10,210	102,815
	LSI Industries, Inc.	239,767	3,567,733
	Luxfer Holdings PLC	11,118	91,946
*	Manitex International, Inc.	45,726	183,361
*	Manitowoc Co., Inc.	151,730	1,942,144
	Marten Transport Ltd.	621,259	10,921,733
*	Masonite International Corp.	108,242	8,566,272
*	Mastech Digital, Inc.	59,786	523,128
*	Matrix Service Co.	152,479	1,776,380
	Matson, Inc.	225,848	19,660,068
	Matthews International Corp., Class A	152,567	5,406,974
#*	Mayville Engineering Co., Inc.	37,170	449,385
	McGrath RentCorp	184,266	18,537,160
#*	Mercury Systems, Inc.	99,009	3,562,344
	Miller Industries, Inc.	87,308	3,175,392
	MillerKnoll, Inc.	98,858	2,323,163
*	Mistras Group, Inc.	104,430	571,232
*	Montrose Environmental Group, Inc.	57,920	1,339,110
	Moog, Inc., Class A	67,015	7,777,091
*	MRC Global, Inc.	435,958	4,581,919
	Mueller Water Products, Inc., Class A	903,193	11,172,497
*	MYR Group, Inc.	136,039	15,757,397
	National Presto Industries, Inc.	56,270	4,206,183

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	NL Industries, Inc.	100,326	$499,623
#*	Northwest Pipe Co.	91,196	2,486,003
*	NOW, Inc.	585,005	6,446,755
#*	NV5 Global, Inc.	68,516	6,464,485
#	Omega Flex, Inc.	92,135	6,732,304
*	OPENLANE, Inc.	513,182	6,892,034
#*	Orion Group Holdings, Inc.	177,528	852,134
	P&F Industries, Inc., Class A	2,656	33,837
*	PAM Transportation Services, Inc.	163,228	2,818,948
	Pangaea Logistics Solutions Ltd.	67,554	391,138
#	Park Aerospace Corp.	149,415	2,193,412
	Park-Ohio Holdings Corp.	117,622	2,667,667
*	Patriot Transportation Holding, Inc.	31,961	245,460
*	Performant Financial Corp.	42,091	98,072
#*	Perma-Fix Environmental Services, Inc.	4,843	45,040
*	Perma-Pipe International Holdings, Inc.	55,119	364,337
*	PGT Innovations, Inc.	440,554	13,190,187
#	Pitney Bowes, Inc.	404,886	1,307,782
	Powell Industries, Inc.	112,544	8,626,498
	Preformed Line Products Co.	51,179	6,927,078
	Primoris Services Corp.	361,141	10,855,898
*	Proto Labs, Inc.	58,991	1,392,778
#*	Quad/Graphics, Inc.	361,051	1,765,539
	Quanex Building Products Corp.	278,645	7,481,618
*	Quest Resource Holding Corp.	1,700	12,325
*	Radiant Logistics, Inc.	221,650	1,298,869
#*	RCM Technologies, Inc.	15,580	308,796
*	Resideo Technologies, Inc.	253,948	3,677,167
#	Resources Connection, Inc.	227,515	3,064,627
	REV Group, Inc.	257,651	3,668,950
	Rush Enterprises, Inc., Class A	368,286	13,103,616
#	Rush Enterprises, Inc., Class B	203,494	8,229,297
*	Servotronics, Inc.	24,804	247,420
	Shyft Group, Inc.	272,634	2,993,521
*	SIFCO Industries, Inc.	45,608	199,307
*	SkyWest, Inc.	213,560	9,005,825
*	SP Plus Corp.	178,296	9,009,297
#	Spirit Airlines, Inc.	148,318	1,702,691
*	SPX Technologies, Inc.	213,251	17,085,670
	Standex International Corp.	87,438	12,553,474
	Steelcase, Inc., Class A	327,563	3,573,712
#*	Sterling Check Corp.	35,646	398,522
*	Sterling Infrastructure, Inc.	144,036	10,493,023
#	Tecnoglass, Inc.	180,436	5,896,648
	Tennant Co.	138,250	10,260,915
	Terex Corp.	171,708	7,864,226
#	Textainer Group Holdings Ltd.	264,433	12,988,949
*	Thermon Group Holdings, Inc.	155,845	4,159,503
*	Titan International, Inc.	374,549	4,254,877
*	Titan Machinery, Inc.	115,470	2,868,275
*	Transcat, Inc.	44,874	4,039,557
	Trinity Industries, Inc.	358,905	7,475,991
*	Triumph Group, Inc.	16,917	126,201
*	TrueBlue, Inc.	275,359	3,048,224
	TTEC Holdings, Inc.	76,288	1,570,007
#*	Tutor Perini Corp.	225,294	1,624,370
*	Twin Disc, Inc.	88,449	1,215,289
#*††	U.S. Airways Group, Inc.	5,375	0
*	Ultralife Corp.	93,981	697,339

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Universal Logistics Holdings, Inc.	106,109	$2,374,719
#*	V2X, Inc.	53,080	2,710,796
#	Veritiv Corp.	163,485	27,695,994
*	Verra Mobility Corp.	447,846	8,853,915
*	Viad Corp.	34,187	828,351
#*	Vicor Corp.	72,418	2,805,473
*	Virco Mfg. Corp.	133,476	812,869
#	VSE Corp.	75,217	4,046,675
#	Wabash National Corp.	457,466	9,464,972
	Werner Enterprises, Inc.	163,849	5,950,996
*	Willdan Group, Inc.	47,861	844,268
*	Willis Lease Finance Corp.	74,923	3,347,560

TOTAL INDUSTRIALS			1,224,439,474

INFORMATION TECHNOLOGY — (10.1%)
*	8x8, Inc.	70,852	168,628
	A10 Networks, Inc.	411,676	4,474,918
*	ACI Worldwide, Inc.	450,684	9,180,433
	Adeia, Inc.	522,819	4,407,364
#	Advanced Energy Industries, Inc.	42,671	3,723,471
#*	Aehr Test Systems	125,336	2,952,916
*	Agilysys, Inc.	187,965	16,125,517
#*	Airgain, Inc.	34,671	114,761
#*	Alarm.com Holdings, Inc.	201,668	10,311,285
*	Alithya Group, Inc., Class A	86,816	118,938
*	Alkami Technology, Inc.	148,050	2,657,497
*	Alpha & Omega Semiconductor Ltd.	192,304	4,561,451
#*	Ambarella, Inc.	125,381	5,640,891
	American Software, Inc., Class A	224,960	2,467,811
#*	Amplitude, Inc., Class A	62,913	626,613
*	Amtech Systems, Inc.	67,667	484,834
*	Arlo Technologies, Inc.	270,584	2,297,258
#*	AstroNova, Inc.	59,126	802,931
#*	AvePoint, Inc.	268,841	2,013,619
#*	Aviat Networks, Inc.	27,531	735,078
#*	Avid Technology, Inc.	156,418	4,226,414
*	Aware, Inc.	106,294	116,923
#*	Axcelis Technologies, Inc.	103,469	13,192,297
*	AXT, Inc.	180,441	359,078
	Badger Meter, Inc.	109,009	15,103,197
	Bel Fuse, Inc., Class A	33,047	1,710,843
	Bel Fuse, Inc., Class B	83,530	4,525,655
	Belden, Inc.	204,344	14,487,990
	Benchmark Electronics, Inc.	296,235	7,171,849
	BK Technologies Corp.	9,041	113,917
*	Blackbaud, Inc.	109,289	7,147,501
*	Braze, Inc., Class A	16,213	690,350
*	Calix, Inc.	288,495	9,554,954
*	Cambium Networks Corp.	52,726	262,575
*	Cerence, Inc.	55,844	854,972
*	CEVA, Inc.	159,265	2,734,580
#*	Cleanspark, Inc.	651,738	2,672,126
#*	Clearfield, Inc.	10,284	247,022
	Climb Global Solutions, Inc.	32,917	1,464,148
*	Cognyte Software Ltd.	10,134	42,360
*	Cohu, Inc.	288,294	8,689,181
*	CommVault Systems, Inc.	116,269	7,598,179
*	Computer Task Group, Inc.	250,505	2,600,242
	Comtech Telecommunications Corp.	96,018	1,171,420

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Consensus Cloud Solutions, Inc.	3,397	$73,341
#*	CoreCard Corp.	5,645	120,634
*	Corsair Gaming, Inc.	342,256	4,377,454
	Crane NXT Co.	79,968	4,158,336
*	Credo Technology Group Holding Ltd.	195,075	2,773,966
#*	CS Disco, Inc.	151,499	849,909
	CSP, Inc.	49,891	1,040,227
#	CTS Corp.	254,031	9,503,300
#*	CVD Equipment Corp.	38,740	225,079
*	Daktronics, Inc.	195,368	1,879,440
*	Data I/O Corp.	58,084	183,545
#	Data Storage Corp.	9,283	25,435
*	Digi International, Inc.	236,834	5,963,480
#*	Digimarc Corp.	4,243	110,063
#*	DigitalOcean Holdings, Inc.	71,327	1,459,350
#*	E2open Parent Holdings, Inc.	102,287	295,609
#*	Eastman Kodak Co.	155,926	580,045
#	Ebix, Inc.	11,702	71,265
*	eGain Corp.	134,537	809,913
*	Electro-Sensors, Inc.	4,550	17,518
#*	Enfusion, Inc., Class A	26,474	219,734
#*	EngageSmart, Inc.	147,981	3,351,770
*	Envestnet, Inc.	212,941	7,878,817
#*	ePlus, Inc.	206,398	12,899,875
*	Everbridge, Inc.	54,659	1,126,522
#*	EverCommerce, Inc.	3,049	29,209
#*	Everspin Technologies, Inc.	75,788	732,870
#*	Extreme Networks, Inc.	617,687	12,736,706
#*	FARO Technologies, Inc.	82,249	1,058,545
#*	Fastly, Inc., Class A	607,756	8,915,781
*	FormFactor, Inc.	482,486	16,346,626
	Frequency Electronics, Inc.	67,479	498,670
#*	Genasys, Inc.	38,693	68,874
*	Grid Dynamics Holdings, Inc.	326,583	3,311,552
*	GSI Technology, Inc.	71,328	140,516
	Hackett Group, Inc.	317,440	7,075,738
#*	Harmonic, Inc.	861,681	9,297,538
*	Ichor Holdings Ltd.	130,388	3,163,213
*	Identiv, Inc.	68,389	416,489
#	Immersion Corp.	140,453	897,495
#*	indie Semiconductor, Inc., Class A	167,555	819,344
#*	Infinera Corp.	196,647	576,176
	Information Services Group, Inc.	206,968	840,290
#*	Insight Enterprises, Inc.	110,317	15,808,426
#*	Intapp, Inc.	70,506	2,411,305
#	InterDigital, Inc.	129,352	9,733,738
*	inTEST Corp.	81,789	1,057,532
*	Intevac, Inc.	126,387	405,702
#*	IonQ, Inc.	19,907	191,903
*	Issuer Direct Corp.	2,236	38,996
*	Iteris, Inc.	189,753	838,708
*	Itron, Inc.	177,401	10,161,529
#*	Jamf Holding Corp.	193,894	3,113,938
*	JFrog Ltd.	215,527	4,847,202
*	Key Tronic Corp.	72,675	276,892
*	Kimball Electronics, Inc.	183,859	4,817,106
*	Knowles Corp.	661,343	8,590,846
#	Kulicke & Soffa Industries, Inc.	372,420	15,496,396
*	KVH Industries, Inc.	104,181	487,567

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Kyndryl Holdings, Inc.	327,418	$4,790,125
*	Lantronix, Inc.	124,932	570,939
*	LGL Group, Inc.	51,187	232,901
*	LiveRamp Holdings, Inc.	292,799	8,098,820
#*	Luna Innovations, Inc.	154,105	875,316
*	Magnachip Semiconductor Corp.	192,200	1,420,358
*	Matterport, Inc.	51,271	104,593
*	MaxLinear, Inc.	279,578	4,249,586
#*	MeridianLink, Inc.	107,761	1,769,436
	Methode Electronics, Inc.	333,986	7,638,260
#*	Mirion Technologies, Inc.	191,347	1,326,035
#*	Mitek Systems, Inc.	202,863	2,166,577
#*	Model N, Inc.	87,165	2,100,676
#*	M-Tron Industries, Inc.	25,593	616,791
*	N-able, Inc.	614,529	7,964,296
#	Napco Security Technologies, Inc.	371,440	6,823,353
*	Navitas Semiconductor Corp.	177,563	930,430
*	nCino, Inc.	5,217	146,598
*	NETGEAR, Inc.	123,066	1,555,554
*	NetScout Systems, Inc.	424,006	9,256,051
#*	NetSol Technologies, Inc.	847	1,482
	Network-1 Technologies, Inc.	41,388	93,123
*	nLight, Inc.	201,560	1,678,995
#	NVE Corp.	26,844	1,825,392
*	Olo, Inc., Class A	186,898	955,049
#	ON24, Inc.	81,775	502,916
*	OneSpan, Inc.	88,750	701,125
*	Optical Cable Corp.	27,967	73,553
*	OSI Systems, Inc.	130,061	13,561,460
#*	PAR Technology Corp.	122,684	3,581,146
	PC Connection, Inc.	152,870	8,190,775
	PCTEL, Inc.	112,258	768,967
*	PDF Solutions, Inc.	170,662	4,527,663
*	Perficient, Inc.	165,810	9,648,484
*	Photronics, Inc.	339,230	6,228,263
*	Plexus Corp.	205,049	20,160,418
#*	Powerfleet, Inc.	34,344	63,536
	Progress Software Corp.	298,601	15,342,119
*	Q2 Holdings, Inc.	205,399	6,168,132
*	Red Violet, Inc.	1,887	37,344
*	RF Industries Ltd.	52,025	153,994
#*	Ribbon Communications, Inc.	324,010	609,139
#	Richardson Electronics Ltd.	103,699	1,189,428
*	Rimini Street, Inc.	15,361	33,333
#*	Riot Platforms, Inc.	260,264	2,545,382
*	Rogers Corp.	78,895	9,695,407
*	Sanmina Corp.	275,638	14,021,705
	Sapiens International Corp. NV	241,724	6,163,962
*	ScanSource, Inc.	243,771	7,410,638
*	SecureWorks Corp., Class A	24,224	142,437
#*	SiTime Corp.	12,881	1,285,524
#*	SMART Global Holdings, Inc.	302,404	4,142,935
#*	SmartRent, Inc.	356,122	858,254
*	SolarWinds Corp.	552,398	5,087,586
#*	SoundThinking, Inc.	1,808	27,283
*	Sprinklr, Inc., Class A	7,993	108,625
#*	Squarespace, Inc., Class A	3,336	94,776
*††	SRAX, Inc.	29,242	2,924
*	Stratasys Ltd.	170,615	1,735,155

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Synaptics, Inc.	26,805	$2,242,506
#*	Telos Corp.	128,715	298,619
*	TransAct Technologies, Inc.	75,004	439,523
*	Trio-Tech International	14,028	95,531
*	TSR, Inc.	51,284	441,042
*	TTM Technologies, Inc.	746,559	8,577,963
*	Turtle Beach Corp.	63,770	526,103
*	Ultra Clean Holdings, Inc.	276,231	6,590,872
#*	Unisys Corp.	223,178	620,435
#*	Upland Software, Inc.	139,102	464,601
*	Varonis Systems, Inc., Class B	111,751	3,759,304
#*	Veeco Instruments, Inc.	337,766	8,086,118
*	Verint Systems, Inc.	74,427	1,399,972
#*	Vertex, Inc., Class A	144,092	3,488,467
*	Viant Technology, Inc., Class A	27,799	149,837
*	Viavi Solutions, Inc.	313,438	2,438,548
#	Vishay Intertechnology, Inc.	351,711	7,822,053
*	Vishay Precision Group, Inc.	106,087	3,174,123
	Xerox Holdings Corp.	625,523	8,031,715
*	Xperi, Inc.	99,160	841,868
#*	Yext, Inc.	196,940	1,187,548

TOTAL INFORMATION TECHNOLOGY			658,533,904

MATERIALS — (4.6%)
	AdvanSix, Inc.	134,505	3,705,613
#	Alpha Metallurgical Resources, Inc.	65,382	14,381,425
*	Alto Ingredients, Inc.	328,891	1,368,186
*	American Biltrite, Inc.	127	14,923
	American Vanguard Corp.	157,879	1,477,747
#*	Ampco-Pittsburgh Corp.	13,633	36,127
	Arch Resources, Inc.	79,113	11,932,614
*	Ascent Industries Co.	60,117	501,977
#*	Aspen Aerogels, Inc.	103,785	801,220
#*	Bioceres Crop Solutions Corp.	15,939	175,967
	Caledonia Mining Corp. PLC	7,517	83,213
	Carpenter Technology Corp.	256,503	16,087,868
#*	Century Aluminum Co.	804,592	5,318,353
*	Clearwater Paper Corp.	104,989	3,549,678
#*	Coeur Mining, Inc.	438,315	1,100,171
#	Compass Minerals International, Inc.	37,447	922,694
*	Core Molding Technologies, Inc.	45,561	1,165,450
*	Dakota Gold Corp.	23,708	68,279
*	Ecovyst, Inc.	505,008	4,646,074
#*	Ferroglobe PLC	687,616	3,128,653
	Fortitude Gold Corp.	56,138	331,214
	Friedman Industries, Inc.	73,974	714,589
#	FutureFuel Corp.	205,174	1,343,890
*	Gatos Silver, Inc.	13,231	64,435
#*	Glatfelter Corp.	133,704	231,308
	Greif, Inc., Class A	95,064	6,036,564
#	Greif, Inc., Class B	20,094	1,287,222
	Hawkins, Inc.	197,821	11,360,860
#	Haynes International, Inc.	73,117	3,145,859
#	Hecla Mining Co.	1,929,020	7,851,111
#††	Ikonics Corp.	1,808	1,175
*	Ingevity Corp.	46,478	1,872,134
	Innospec, Inc.	180,162	17,655,876
#*	Intrepid Potash, Inc.	58,574	1,165,037
#	Kaiser Aluminum Corp.	121,347	6,892,510

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Koppers Holdings, Inc.	128,414	$4,696,100
#	Kronos Worldwide, Inc.	168,412	1,162,043
*	LSB Industries, Inc.	265,854	2,421,930
	Materion Corp.	151,333	14,676,274
#	Mativ Holdings, Inc.	95,604	1,252,412
#	Mercer International, Inc.	251,585	1,997,585
	Minerals Technologies, Inc.	191,997	10,379,358
	Myers Industries, Inc.	308,235	5,169,101
	NewMarket Corp.	4,300	2,073,245
	Nexa Resources SA	51,293	307,245
	Northern Technologies International Corp.	76,828	959,582
*	O-I Glass, Inc.	573,987	8,868,099
	Olympic Steel, Inc.	91,634	4,652,258
#	Orion SA	253,172	5,139,392
	Pactiv Evergreen, Inc.	206,078	1,776,392
#	Quaker Chemical Corp.	22,997	3,305,129
	Ramaco Resources, Inc., Class A	165,411	1,948,542
	Ramaco Resources, Inc., Class B	918	11,484
*	Ranpak Holdings Corp.	201,742	637,505
*	Rayonier Advanced Materials, Inc.	226,451	627,269
††	Resolute Forest Products, Inc.	332,327	176,964
	Ryerson Holding Corp.	181,928	5,285,008
	Schnitzer Steel Industries, Inc., Class A	235,509	5,348,409
	Sensient Technologies Corp.	66,803	3,769,025
#*	Smith-Midland Corp.	1,828	36,907
#*	Standard Lithium Ltd.	5,351	14,555
	Stepan Co.	163,210	12,208,108
	SunCoke Energy, Inc.	412,466	3,922,552
#	Sylvamo Corp.	218,073	9,660,634
*	TimkenSteel Corp.	342,359	6,960,158
#	Tredegar Corp.	99,471	445,630
	TriMas Corp.	329,648	7,980,778
#	Tronox Holdings PLC	790,801	8,453,663
*	U.S. Gold Corp.	3,077	10,246
	U.S. Lime & Minerals, Inc.	58,620	11,606,174
*	Universal Stainless & Alloy Products, Inc.	45,031	650,248
#	Warrior Met Coal, Inc.	214,407	10,448,053
	Worthington Industries, Inc.	161,919	9,977,449

TOTAL MATERIALS			299,435,522

REAL ESTATE — (0.9%)
#*	AMREP Corp.	66,750	1,114,057
#*	Anywhere Real Estate, Inc.	506,821	2,366,854
#*	CKX Lands, Inc.	15,043	191,798
#*	Compass, Inc., Class A	640,917	1,269,016
*	Forestar Group, Inc.	128,423	3,050,046
*	FRP Holdings, Inc.	89,566	4,817,755
*	InterGroup Corp.	1,046	28,137
*»	JW Mays, Inc.	2,700	124,821
#	Kennedy-Wilson Holdings, Inc.	502,826	6,471,371
#	Marcus & Millichap, Inc.	284,742	8,172,095
#*	Maui Land & Pineapple Co., Inc.	85,311	1,248,953
	Newmark Group, Inc., Class A	495,498	2,809,474
#*	Opendoor Technologies, Inc.	462,770	879,263
*	Rafael Holdings, Inc., Class B	114,197	203,271
#	RE/MAX Holdings, Inc., Class A	123,531	1,329,194
	RMR Group, Inc., Class A	67,157	1,512,376
#	St. Joe Co.	421,390	19,653,630
#*	Stratus Properties, Inc.	55,387	1,421,784

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	Tejon Ranch Co.	132,081	$2,049,897

TOTAL REAL ESTATE			58,713,792

UTILITIES — (2.1%)
	ALLETE, Inc.	100,218	5,365,672
#*	Altus Power, Inc.	189,408	1,005,757
	American States Water Co.	155,826	12,162,219
#	Artesian Resources Corp., Class A	51,567	2,026,583
#	Atlantica Sustainable Infrastructure PLC	16,613	300,861
	Avista Corp.	316,580	10,032,420
#	California Water Service Group	247,671	12,056,624
#	Chesapeake Utilities Corp.	123,935	10,981,880
#	Consolidated Water Co. Ltd.	90,999	2,686,291
	Genie Energy Ltd., Class B	210,566	4,177,629
	Global Water Resources, Inc.	27,881	293,587
	MGE Energy, Inc.	131,963	9,452,510
#	Middlesex Water Co.	128,045	8,134,699
#	Northwest Natural Holding Co.	194,438	7,137,819
	Northwestern Energy Group, Inc.	146,007	7,009,796
#	Otter Tail Corp.	270,818	20,836,737
#*	Pure Cycle Corp.	103,234	986,917
	RGC Resources, Inc.	24,596	384,681
	SJW Group.	182,599	11,408,786
#*	Sunnova Energy International, Inc.	19,731	180,144
	Unitil Corp.	116,438	5,317,724
	York Water Co.	96,999	3,498,754
TOTAL UTILITIES			135,438,090

TOTAL COMMON STOCKS			5,949,303,342

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	9,612	208,388

INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	55,524	1,480,270

TOTAL PREFERRED STOCKS			1,688,658

TOTAL INVESTMENT SECURITIES (Cost $3,889,420,079)			5,950,992,000

TEMPORARY CASH INVESTMENTS — (1.2%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	77,987,612	77,987,612

SECURITIES LENDING COLLATERAL — (7.3%)
@§	The DFA Short Term Investment Fund	40,918,878	473,308,657

TOTAL INVESTMENTS — (100.0%) (Cost $4,440,720,434)			$6,502,288,269

U.S. MICRO CAP PORTFOLIO

CONTINUED

As of October 31, 2023, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	327	12/15/23	$72,742,352	$68,870,287	$(3,872,065)

Total Futures Contracts			$72,742,352	$68,870,287	$(3,872,065)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$184,198,685	$148,503	—		$184,347,188
Consumer Discretionary	852,365,642	144,062	—		852,509,704
Consumer Staples	285,422,175	601,592	—		286,023,767
Energy	382,791,084	—	$52,423		382,843,507
Financials	1,224,445,906	590,889	—		1,225,036,795
Health Care	640,344,635	149,916	1,487,048		641,981,599
Industrials	1,224,384,366	—	55,108		1,224,439,474
Information Technology	658,530,980	—	2,924		658,533,904
Materials	299,257,383	—	178,139		299,435,522
Real Estate	58,588,971	124,821	—		58,713,792
Utilities	135,438,090	—	—		135,438,090
Preferred Stocks
Communication Services	208,388	—	—		208,388
Industrials	1,480,270	—	—		1,480,270
Temporary Cash Investments	77,987,612	—	—		77,987,612
Securities Lending Collateral	—	473,308,657	—		473,308,657
Futures Contracts**	(3,872,065)	—	—		(3,872,065)

TOTAL	$6,021,572,122	$475,068,440	$1,775,642	^	$6,498,416,204

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (1.0%)
*	Charter Communications, Inc., Class A	57,649	$23,221,017
#*	Match Group, Inc.	2,080	71,968
	Omnicom Group, Inc.	166,633	12,482,478
#	Sirius XM Holdings, Inc.	41,007	175,510
	Verizon Communications, Inc.	286,990	10,081,959

TOTAL COMMUNICATION SERVICES			46,032,932

CONSUMER DISCRETIONARY — (9.1%)
	Best Buy Co., Inc.	269,437	18,003,781
*	Booking Holdings, Inc.	8,368	23,343,038
*	Burlington Stores, Inc.	2,510	303,785
*	Chipotle Mexican Grill, Inc.	3,525	6,846,255
#	Darden Restaurants, Inc.	94,078	13,691,171
	eBay, Inc.	51,253	2,010,655
*	Expedia Group, Inc.	46,080	4,390,963
	Genuine Parts Co.	26,323	3,391,982
	Home Depot, Inc.	413,294	117,660,669
*	Lululemon Athletica, Inc.	57,671	22,692,385
	NIKE, Inc., Class B	292,943	30,105,752
*	NVR, Inc.	2,212	11,972,716
#	Pool Corp.	24,604	7,769,205
	Ross Stores, Inc.	296,058	34,333,846
	Service Corp. International	76,856	4,182,504
	Starbucks Corp.	27,461	2,533,003
	TJX Cos., Inc.	600,719	52,905,322
#	Tractor Supply Co.	101,092	19,466,276
*	Ulta Beauty, Inc.	43,665	16,649,901
#	Williams-Sonoma, Inc.	58,255	8,752,231

TOTAL CONSUMER DISCRETIONARY			401,005,440

CONSUMER STAPLES — (9.9%)
	Albertsons Cos., Inc., Class A	42,530	922,901
	Altria Group, Inc.	622,027	24,986,825
	Clorox Co.	51,813	6,098,390
	Coca-Cola Co.	1,429,132	80,731,667
	Colgate-Palmolive Co.	233,131	17,512,801
	Dollar General Corp.	104,446	12,433,252
	Estee Lauder Cos., Inc., Class A	61,596	7,937,876
	Hershey Co.	76,408	14,315,039
	Kellanova.	264,986	13,373,843
	Kenvue, Inc.	444,528	8,268,221
	Kimberly-Clark Corp.	78,863	9,435,169
	Kroger Co.	743,305	33,723,748
	Lamb Weston Holdings, Inc.	71,525	6,422,945
	PepsiCo, Inc.	664,457	108,492,539
	Procter & Gamble Co.	274,144	41,129,824
	Sysco Corp.	338,747	22,523,288
	Target Corp.	269,232	29,828,213

TOTAL CONSUMER STAPLES			438,136,541

ENERGY — (6.0%)
	Cheniere Energy, Inc.	60,046	9,992,855
#	Chesapeake Energy Corp.	41,672	3,587,126

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	ConocoPhillips	608,929	$72,340,765
	Coterra Energy, Inc.	70,378	1,935,395
	Devon Energy Corp.	525,934	24,492,746
	EOG Resources, Inc.	118,552	14,967,190
	Halliburton Co.	313,010	12,313,814
	Hess Corp.	172,808	24,953,475
	Marathon Petroleum Corp.	146,410	22,144,513
	Occidental Petroleum Corp.	557,073	34,432,682
	ONEOK, Inc.	174,029	11,346,691
	Pioneer Natural Resources Co.	26,703	6,382,017
	Targa Resources Corp.	69,832	5,838,654
#	Texas Pacific Land Corp.	693	1,279,243
	Valero Energy Corp.	139,066	17,661,382

TOTAL ENERGY			263,668,548

FINANCIALS — (10.6%)
	American Express Co.	314,679	45,952,574
	Ameriprise Financial, Inc.	106,466	33,491,010
	Aon PLC, Class A	80,133	24,793,150
	Discover Financial Services	86,670	7,113,874
	Equitable Holdings, Inc.	46,456	1,234,336
	First Citizens BancShares, Inc., Class A	1,184	1,634,796
*	FleetCor Technologies, Inc.	39,089	8,801,670
	Jack Henry & Associates, Inc.	9,411	1,326,857
	Lazard Ltd., Class A	325	9,025
	LPL Financial Holdings, Inc.	65,582	14,724,471
	Marsh & McLennan Cos., Inc.	10,673	2,024,134
	Mastercard, Inc., Class A	342,337	128,838,530
	Moody’s Corp.	59,887	18,445,196
	Travelers Cos., Inc.	7,860	1,316,078
#	Visa, Inc., Class A	745,026	175,155,613

TOTAL FINANCIALS			464,861,314

HEALTH CARE — (14.9%)
	AbbVie, Inc.	814,342	114,968,804
	Amgen, Inc.	263,714	67,431,670
	Bristol-Myers Squibb Co.	1,046,076	53,904,296
	Cardinal Health, Inc.	59,076	5,375,916
	Cencora, Inc.	97,860	18,118,779
*	DaVita, Inc.	78,819	6,087,191
	Eli Lilly & Co.	376,072	208,317,563
	Gilead Sciences, Inc.	694,162	54,519,483
	HCA Healthcare, Inc.	84,774	19,170,792
*	Hologic, Inc.	34	2,250
*	IDEXX Laboratories, Inc.	55,547	22,189,360
*	IQVIA Holdings, Inc.	18,303	3,309,732
	Johnson & Johnson	219,813	32,607,060
*	Mettler-Toledo International, Inc.	14,593	14,377,024
#*	Waters Corp.	17,940	4,279,228
	Zoetis, Inc.	201,953	31,706,621

TOTAL HEALTH CARE			656,365,769

INDUSTRIALS — (15.1%)
	3M Co.	228,527	20,784,531
	Advanced Drainage Systems, Inc.	6,401	683,819
	Allegion PLC	36,527	3,592,796
	Automatic Data Processing, Inc.	186,986	40,804,085
*	Boeing Co.	9,013	1,683,809

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Booz Allen Hamilton Holding Corp.	86,441	$10,366,869
	Broadridge Financial Solutions, Inc.	81,226	13,860,405
*	Builders FirstSource, Inc.	51,593	5,598,872
	Carrier Global Corp.	11,300	538,558
	Caterpillar, Inc.	272,530	61,605,406
#	CH Robinson Worldwide, Inc.	51,776	4,236,830
	Cintas Corp.	39,108	19,832,449
	CSX Corp.	409,033	12,209,635
	Deere & Co.	147,838	54,014,092
	Delta Air Lines, Inc.	523,974	16,374,187
	Expeditors International of Washington, Inc.	20,865	2,279,501
	Fastenal Co.	1,537	89,669
	Ferguson PLC	60,778	9,128,856
	Honeywell International, Inc.	74,816	13,710,780
	Illinois Tool Works, Inc.	135,400	30,345,848
	JB Hunt Transport Services, Inc.	72,973	12,541,870
	Lennox International, Inc.	4,997	1,851,588
#	Lincoln Electric Holdings, Inc.	1,818	317,786
	Lockheed Martin Corp.	112,034	50,935,138
	Masco Corp.	12,069	628,674
	Old Dominion Freight Line, Inc.	25,034	9,429,306
	Paychex, Inc.	172,404	19,145,464
#	Rockwell Automation, Inc.	21,352	5,611,519
	Rollins, Inc.	49,938	1,878,168
	Toro Co.	11,824	955,852
	Union Pacific Corp.	308,247	63,995,160
*	United Airlines Holdings, Inc.	91,159	3,191,477
	United Parcel Service, Inc., Class B	392,703	55,469,299
	United Rentals, Inc.	80,731	32,798,583
	Verisk Analytics, Inc.	40,954	9,311,301
	Vertiv Holdings Co., Class A	148,850	5,845,339
	Waste Management, Inc.	218,335	35,878,991
	WW Grainger, Inc.	44,501	32,478,165

TOTAL INDUSTRIALS			664,004,677

INFORMATION TECHNOLOGY — (29.5%)
	Accenture PLC, Class A	202,679	60,213,904
*	Adobe, Inc.	109,821	58,431,361
	Apple, Inc.	1,248,885	213,272,091
	Applied Materials, Inc.	493,558	65,322,401
*	Autodesk, Inc.	88,623	17,514,564
	Broadcom, Inc.	206,313	173,585,569
	CDW Corp.	99,547	19,949,219
	Dell Technologies, Inc., Class C	102,737	6,874,133
*	Dropbox, Inc., Class A	50,704	1,333,515
*	Enphase Energy, Inc.	100	7,958
*	Fortinet, Inc.	280,080	16,012,174
*	Gartner, Inc.	53,466	17,752,851
	Gen Digital, Inc.	318,594	5,307,776
*	GoDaddy, Inc., Class A	28,760	2,106,095
	International Business Machines Corp.	476,470	68,916,621
#	Jabil, Inc.	47,170	5,792,476
	KLA Corp.	63,657	29,899,693
	Lam Research Corp.	72,492	42,641,244
*	Manhattan Associates, Inc.	3,983	776,605
	Microchip Technology, Inc.	123,089	8,775,015
	Microsoft Corp.	710,113	240,096,306
	Motorola Solutions, Inc.	2,209	615,118
	NetApp, Inc.	120,163	8,745,463

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
NVIDIA Corp.	6,947	$2,832,987
NXP Semiconductors NV	76,796	13,241,934
Oracle Corp.	745,006	77,033,620
QUALCOMM, Inc.	560,047	61,039,523
Seagate Technology Holdings PLC	176,363	12,036,775
Teradyne, Inc.	25,586	2,130,546
Texas Instruments, Inc.	450,160	63,927,222
* VMware, Inc., Class A	7,968	1,160,539

TOTAL INFORMATION TECHNOLOGY		1,297,345,298

MATERIALS — (2.2%)
Avery Dennison Corp.	55,076	9,587,079
Berry Global Group, Inc.	30,253	1,663,915
CF Industries Holdings, Inc.	81,077	6,468,323
Crown Holdings, Inc.	89,288	7,196,613
LyondellBasell Industries NV, Class A	24,421	2,203,751
Nucor Corp.	244,758	36,172,785
Sherwin-Williams Co.	103,032	24,543,253
# Southern Copper Corp.	6,256	443,550
Steel Dynamics, Inc.	65,718	6,999,624

TOTAL MATERIALS		95,278,893

UTILITIES — (0.1%)
Vistra Corp.	121,783	3,984,740

TOTAL COMMON STOCKS Cost ($ 3,228,324,816)		4,330,684,152

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 5.300%	36,591,693	36,591,693

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	2,955,468	34,185,901

TOTAL INVESTMENTS — (100.0%) (Cost $ 3,299,102,410)		$4,401,461,746

As of October 31, 2023, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	152	12/15/23	$33,376,088	$32,013,100	$(1,362,988)

Total Futures Contracts			$33,376,088	$32,013,100	$(1,362,988)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$46,032,932	—	—	$46,032,932
Consumer Discretionary	401,005,440	—	—	401,005,440

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$438,136,541	—	—	$438,136,541
Energy	263,668,548	—	—	263,668,548
Financials	464,861,314	—	—	464,861,314
Health Care	656,365,769	—	—	656,365,769
Industrials	664,004,677	—	—	664,004,677
Information Technology	1,297,345,298	—	—	1,297,345,298
Materials	95,278,893	—	—	95,278,893
Utilities	3,984,740	—	—	3,984,740
Temporary Cash Investments	36,591,693	—	—	36,591,693
Securities Lending Collateral	—	$34,185,901	—	34,185,901
Futures Contracts**	(1,362,988)	—	—	(1,362,988)

TOTAL	$4,365,912,857	$34,185,901	—	$4,400,098,758

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (97.0%)
REAL ESTATE — (97.0%)
	Acadia Realty Trust	579,717	$8,301,547
	Agree Realty Corp.	607,919	34,006,989
#	Alexander’s, Inc.	14,438	2,714,200
	Alexandria Real Estate Equities, Inc.	1,002,847	93,395,141
#	Alpine Income Property Trust, Inc.	9,249	142,435
	American Assets Trust, Inc.	319,154	5,664,983
	American Homes 4 Rent, Class A	1,978,285	64,769,051
	American Tower Corp.	2,835,558	505,268,080
	Americold Realty Trust, Inc.	1,647,197	43,189,505
	Apartment Income REIT Corp.	908,336	26,532,495
*	Apartment Investment & Management Co., Class A	809,282	4,742,393
#	Apple Hospitality REIT, Inc.	1,326,088	20,793,060
#*	Ashford Hospitality Trust, Inc.	228,693	482,542
	AvalonBay Communities, Inc.	863,843	143,173,339
*	Bluerock Homes Trust, Inc.	22,688	310,372
	Boston Properties, Inc.	907,105	48,593,615
#	Braemar Hotels & Resorts, Inc.	335,099	877,959
	Brandywine Realty Trust	1,072,480	4,011,075
	Brixmor Property Group, Inc.	1,833,888	38,126,532
	Broadstone Net Lease, Inc.	911,796	12,901,913
#	BRT Apartments Corp.	53,439	867,315
	Camden Property Trust	649,461	55,126,250
	CareTrust REIT, Inc.	605,088	13,021,494
#	CBL & Associates Properties, Inc.	10,583	219,386
#	Centerspace	91,834	4,461,296
	Chatham Lodging Trust	306,688	2,836,864
	City Office REIT, Inc.	269,347	1,026,212
	Clipper Realty, Inc.	84,924	403,389
	Community Healthcare Trust, Inc.	153,475	4,400,128
	COPT Defense Properties	684,519	15,607,033
	Cousins Properties, Inc.	925,962	16,546,941
	Creative Media & Community Trust Corp.	24,221	96,884
	Crown Castle, Inc.	2,639,906	245,458,460
#	CTO Realty Growth, Inc.	126,658	2,050,593
	CubeSmart	1,367,451	46,616,405
	DiamondRock Hospitality Co.	1,289,232	9,965,763
	Digital Realty Trust, Inc.	1,842,132	229,087,536
#	Diversified Healthcare Trust	132,364	273,993
#	Douglas Emmett, Inc.	1,017,249	11,403,361
#	Easterly Government Properties, Inc.	573,808	6,174,174
	EastGroup Properties, Inc.	280,891	45,855,456
	Elme Communities	537,919	6,863,846
#	Empire State Realty Trust, Inc., Class A	833,246	6,740,960
	EPR Properties	461,215	19,693,880
	Equinix, Inc.	571,068	416,674,056
	Equity Commonwealth	667,937	12,650,727
	Equity LifeStyle Properties, Inc.	1,077,089	70,872,456
	Equity Residential	2,190,275	121,187,916
#	Essential Properties Realty Trust, Inc.	994,064	21,819,705
	Essex Property Trust, Inc.	390,410	83,516,507
	Extra Space Storage, Inc.	1,285,139	133,127,549
	Federal Realty Investment Trust	446,296	40,697,732
	First Industrial Realty Trust, Inc.	804,594	34,034,326
	Four Corners Property Trust, Inc.	550,888	11,733,914
#	Franklin Street Properties Corp., Class C	613,454	1,067,410

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Gaming & Leisure Properties, Inc.	1,600,786	$72,659,677
	Getty Realty Corp.	299,343	7,968,511
#	Gladstone Commercial Corp.	245,221	2,930,391
	Global Medical REIT, Inc.	382,634	3,313,610
#	Global Net Lease, Inc.	1,049,318	8,331,585
	Global Self Storage, Inc.	43,975	198,767
	Healthcare Realty Trust, Inc., Class A	2,316,655	33,243,999
	Healthpeak Properties, Inc.	3,330,153	51,783,879
	Hersha Hospitality Trust, Class A	241,056	2,391,276
#	Highwoods Properties, Inc.	647,058	11,575,868
	Host Hotels & Resorts, Inc.	4,328,502	67,005,211
#	Hudson Pacific Properties, Inc.	780,106	3,479,273
#	Independence Realty Trust, Inc.	1,366,840	16,935,148
#	Industrial Logistics Properties Trust	388,075	970,188
#	Innovative Industrial Properties, Inc.	58,750	4,220,013
	InvenTrust Properties Corp.	243,825	6,120,007
	Invitation Homes, Inc.	3,747,040	111,249,618
	Iron Mountain, Inc.	1,775,260	104,864,608
#	JBG SMITH Properties.	604,358	7,778,087
	Kilroy Realty Corp.	677,483	19,362,464
	Kimco Realty Corp.	3,770,636	67,645,210
	Kite Realty Group Trust	1,326,989	28,291,405
	Lamar Advertising Co., Class A	532,484	43,807,459
#	LTC Properties, Inc.	251,897	7,962,464
	LXP Industrial Trust.	1,783,428	14,106,915
#	Macerich Co.	1,317,746	12,808,491
#	Medical Properties Trust, Inc.	3,663,263	17,510,397
	Mid-America Apartment Communities, Inc.	709,715	83,852,827
	National Health Investors, Inc.	264,889	13,255,046
#	National Storage Affiliates Trust	515,670	14,706,908
#	NETSTREIT Corp.	431,329	6,146,438
	NexPoint Residential Trust, Inc.	140,553	3,793,525
	NNN REIT, Inc.	1,111,875	40,394,419
#	Office Properties Income Trust	318,186	1,428,655
	Omega Healthcare Investors, Inc.	1,522,188	50,384,423
	One Liberty Properties, Inc.	105,092	1,933,693
	Orion Office REIT, Inc.	346,139	1,654,544
	Outfront Media, Inc.	904,165	8,824,650
#	Paramount Group, Inc.	1,002,343	4,290,028
	Park Hotels & Resorts, Inc.	1,316,166	15,175,394
#	Pebblebrook Hotel Trust	741,104	8,841,371
#	Phillips Edison & Co., Inc.	258,313	9,121,032
	Physicians Realty Trust	1,459,765	15,853,048
	Piedmont Office Realty Trust, Inc., Class A	758,351	3,951,009
	Plymouth Industrial REIT, Inc.	247,968	4,944,482
#	Postal Realty Trust, Inc., Class A	29,852	395,240
	Prologis, Inc.	5,619,605	566,175,204
	Public Storage	962,572	229,775,562
	Realty Income Corp.	4,339,943	205,626,499
	Regency Centers Corp.	936,151	56,412,459
	Retail Opportunity Investments Corp.	766,436	8,997,959
	Rexford Industrial Realty, Inc.	1,259,740	54,471,158
	RLJ Lodging Trust	967,317	9,092,780
	RPT Realty	528,268	5,700,012
	Ryman Hospitality Properties, Inc.	344,933	29,526,265
	Sabra Health Care REIT, Inc.	1,406,442	19,183,869
	Saul Centers, Inc.	97,060	3,374,776
	SBA Communications Corp.	659,264	137,542,248
	Service Properties Trust	1,008,681	7,312,937

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	Simon Property Group, Inc.	1,990,216	$218,704,836
	SITE Centers Corp.	1,153,255	13,446,953
#	SL Green Realty Corp.	392,506	11,496,501
#*	Sotherly Hotels, Inc.	71,297	110,510
#*††	Spirit MTA REIT Escrow	433,542	0
	Spirit Realty Capital, Inc.	860,296	30,962,053
	STAG Industrial, Inc.	1,100,094	36,545,123
	Summit Hotel Properties, Inc.	670,504	3,781,643
	Sun Communities, Inc.	756,967	84,205,009
	Sunstone Hotel Investors, Inc.	1,197,237	11,134,304
	Tanger Factory Outlet Centers, Inc.	644,025	14,522,764
	Terreno Realty Corp.	510,407	27,194,485
	UDR, Inc.	1,900,743	60,462,635
	UMH Properties, Inc.	379,665	5,243,174
	Uniti Group, Inc.	1,468,064	6,753,094
	Universal Health Realty Income Trust	86,950	3,342,358
	Urban Edge Properties	715,571	11,348,956
	Ventas, Inc.	2,447,558	103,923,313
	Veris Residential, Inc.	514,417	6,888,044
	VICI Properties, Inc.	6,177,475	172,351,552
#	Vornado Realty Trust	988,116	18,971,827
	Welltower, Inc.	3,155,290	263,813,797
#	Whitestone REIT	294,763	2,932,892
	WP Carey, Inc.	1,302,183	69,862,118
	Xenia Hotels & Resorts, Inc.	661,654	7,695,036

TOTAL REAL ESTATE			6,286,523,101

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	62,504,310	62,504,310

SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	11,262,937	130,278,393

TOTAL INVESTMENTS — (100.0%) (Cost $4,807,622,730)			$6,479,305,804

As of October 31, 2023, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	257	12/15/23	$57,310,037	$54,127,412	$(3,182,625)

Total Futures Contracts			$57,310,037	$54,127,412	$(3,182,625)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$6,286,523,101	—	—	$6,286,523,101
Temporary Cash Investments	62,504,310	—	—	62,504,310

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$130,278,393	—	$130,278,393
Futures Contracts**	$(3,182,625)	—	—	(3,182,625)

TOTAL	$6,345,844,786	$130,278,393	—	$6,476,123,179

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
	AGL Energy Ltd.	238,431	$1,629,900
*	Allkem Ltd.	207,455	1,267,693
	ALS Ltd.	260,134	1,780,319
	Altium Ltd.	53,118	1,339,823
	Ampol Ltd.	166,003	3,366,167
	ANZ Group Holdings Ltd.	668,376	10,539,605
	APA Group	262,865	1,377,923
	Aristocrat Leisure Ltd.	183,491	4,510,225
	ASX Ltd.	45,880	1,639,180
	Atlas Arteria Ltd.	343,542	1,161,385
	Aurizon Holdings Ltd.	1,431,424	3,117,804
	Bendigo & Adelaide Bank Ltd.	285,791	1,583,395
#	BHP Group Ltd., Sponsored ADR	298,208	17,015,748
	BHP Group Ltd., Class DI	939,771	26,633,396
	BlueScope Steel Ltd.	310,551	3,722,717
*	Boral Ltd.	120,048	344,151
	Brambles Ltd.	421,059	3,514,053
	carsales.com Ltd.	103,557	1,825,426
	Challenger Ltd.	285,128	1,063,145
	Cleanaway Waste Management Ltd.	1,014,244	1,444,837
	Cochlear Ltd.	14,118	2,163,924
	Coles Group Ltd.	337,836	3,278,929
	Commonwealth Bank of Australia	368,188	22,649,397
	Computershare Ltd.	147,454	2,327,110
	CSL Ltd.	85,188	12,590,114
#	Domino’s Pizza Enterprises Ltd.	21,374	692,711
	Endeavour Group Ltd.	462,709	1,453,574
	Evolution Mining Ltd.	1,253,978	2,804,667
#	Flight Centre Travel Group Ltd.	46,867	557,124
	Fortescue Metals Group Ltd.	497,407	7,076,020
	Harvey Norman Holdings Ltd.	254,276	594,362
	IDP Education Ltd.	85,702	1,184,090
	IGO Ltd.	178,377	1,080,138
	Incitec Pivot Ltd.	1,330,045	2,321,837
	Insurance Australia Group Ltd.	818,964	2,954,443
*	James Hardie Industries PLC, CDI	123,983	3,093,303
	JB Hi-Fi Ltd.	74,704	2,147,361
	Lendlease Corp. Ltd.	38,092	150,863
#*	Liontown Resources Ltd.	307,268	315,841
	Lottery Corp. Ltd.	715,861	2,066,381
#*	Lynas Rare Earths Ltd.	451,324	2,030,230
	Macquarie Group Ltd.	73,460	7,550,989
	Medibank Pvt Ltd.	804,782	1,756,258
	Mineral Resources Ltd.	62,861	2,316,882
	National Australia Bank Ltd.	730,123	13,079,602
	New Hope Corp. Ltd.	411,259	1,513,470
*	NEXTDC Ltd.	186,339	1,399,193
	Northern Star Resources Ltd.	427,765	3,132,430
	Orica Ltd.	240,126	2,243,718
	Origin Energy Ltd.	629,025	3,648,881
#	Pilbara Minerals Ltd.	888,129	2,086,211
	Pro Medicus Ltd.	25,539	1,216,497
*	Qantas Airways Ltd.	219,762	688,493
	QBE Insurance Group Ltd.	514,132	5,098,187
	Qube Holdings Ltd.	798,076	1,353,313
	Ramsay Health Care Ltd.	59,751	1,850,135
	REA Group Ltd.	13,480	1,237,527

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Reece Ltd.	78,480	$875,029
	Rio Tinto Ltd.	126,517	9,450,575
	Santos Ltd.	2,138,456	10,434,503
	SEEK Ltd.	95,434	1,259,030
	Seven Group Holdings Ltd.	84,740	1,497,493
	Sonic Healthcare Ltd.	246,274	4,509,537
	South32 Ltd., ADR	6,560	70,258
	South32 Ltd.	2,922,138	6,251,569
	Steadfast Group Ltd.	330,415	1,136,212
	Suncorp Group Ltd.	463,832	3,947,966
	Technology One Ltd.	153,363	1,422,256
	Telstra Group Ltd.	1,190,618	2,887,103
	TPG Telecom Ltd.	149,090	491,800
	Transurban Group	584,482	4,400,266
	Treasury Wine Estates Ltd.	292,246	2,243,173
Ω	Viva Energy Group Ltd.	549,514	989,521
	Wesfarmers Ltd.	328,349	10,564,240
	Westpac Banking Corp.	748,445	9,828,408
	Whitehaven Coal Ltd.	819,357	3,859,405
	WiseTech Global Ltd.	22,059	821,284
#	Woodside Energy Group Ltd., ADR	68,532	1,491,256
	Woodside Energy Group Ltd.	606,949	13,219,843
	Woolworths Group Ltd.	362,823	8,121,708
	Worley Ltd.	155,915	1,629,853
*	Xero Ltd.	24,158	1,651,615
#	Yancoal Australia Ltd.	204,431	627,752

TOTAL AUSTRALIA			316,262,752

AUSTRIA — (0.2%)
	Erste Group Bank AG	148,329	5,311,553
	OMV AG	62,942	2,760,524
	Verbund AG	15,763	1,369,595

TOTAL AUSTRIA			9,441,672

BELGIUM — (0.9%)
	Ageas SA	155,755	5,982,975
	Anheuser-Busch InBev SA	236,931	13,480,913
*	Argenx SE, ADR	1,689	793,104
*	Argenx SE	4,901	2,305,340
	D’ieteren Group	7,981	1,185,504
	Elia Group SA	12,062	1,145,360
	KBC Group NV	183,508	10,099,334
	Solvay SA	73,665	7,787,540
	UCB SA	30,813	2,253,662
	Umicore SA	105,960	2,521,089

TOTAL BELGIUM			47,554,821

CANADA — (10.2%)
#	Agnico Eagle Mines Ltd.	223,796	10,497,796
*	Air Canada	59,992	723,754
	Alamos Gold, Inc., Class A	121,977	1,510,075
#	Algonquin Power & Utilities Corp.	57,651	290,005
	Alimentation Couche-Tard, Inc.	256,932	13,986,513
#	AltaGas Ltd.	153,726	2,855,584
	ARC Resources Ltd.	441,104	7,096,470
	Bank of Montreal	173,385	13,099,413
	Bank of Nova Scotia	340,388	13,779,167
	Barrick Gold Corp.	487,654	7,802,300

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	BCE, Inc.	24,809	$921,158
	Brookfield Corp.	92,109	2,683,413
#	Brookfield Corp., Class A	152,021	4,431,412
	Brookfield Infrastructure Corp., Class A	33,473	862,252
	Brookfield Reinsurance Ltd.	1	29
	BRP, Inc.	15,900	1,074,846
*	CAE, Inc.	121,074	2,526,581
#	Cameco Corp.	91,432	3,740,483
	Canadian Imperial Bank of Commerce	267,521	9,435,388
	Canadian National Railway Co.	154,978	16,395,808
#	Canadian Natural Resources Ltd.	368,331	23,399,612
	Canadian Pacific Kansas City Ltd.	153,532	10,898,909
#	Canadian Tire Corp. Ltd., Class A	40,373	3,894,208
#	Canadian Utilities Ltd., Class A	49,190	1,040,732
	Capital Power Corp.	36,989	946,630
	CCL Industries, Inc., Class B	63,823	2,495,391
#	Cenovus Energy, Inc.	493,959	9,421,254
*	CGI, Inc.	61,100	5,890,677
	Colliers International Group, Inc.	2,203	199,878
	Constellation Software, Inc.	6,143	12,314,838
*	Descartes Systems Group, Inc.	23,769	1,717,419
	Dollarama, Inc.	66,100	4,513,914
	Element Fleet Management Corp.	268,036	3,626,000
#	Emera, Inc.	63,612	2,083,474
	Empire Co. Ltd., Class A	112,841	3,092,092
#	Enbridge, Inc.	401,461	12,863,007
	Endeavour Mining PLC	115,181	2,356,362
	Fairfax Financial Holdings Ltd.	11,081	9,221,422
	Finning International, Inc.	7,200	192,935
	First Quantum Minerals Ltd.	245,648	2,846,627
	FirstService Corp.	22,522	3,186,810
#	Fortis, Inc.	112,819	4,479,479
#	Franco-Nevada Corp.	27,970	3,399,753
	George Weston Ltd.	24,148	2,619,320
	GFL Environmental, Inc.	45,971	1,324,884
	Gildan Activewear, Inc.	98,507	2,798,584
	Great-West Lifeco, Inc.	185,987	5,152,782
Ω	Hydro One Ltd.	67,923	1,761,320
	iA Financial Corp., Inc.	78,667	4,577,350
	IGM Financial, Inc.	46,148	1,038,933
#	Imperial Oil Ltd.	81,629	4,652,037
	Intact Financial Corp.	58,653	8,240,815
*	Ivanhoe Mines Ltd., Class A	133,750	985,704
	Keyera Corp.	123,900	2,881,395
	Kinross Gold Corp.	750,985	3,920,750
	Loblaw Cos. Ltd.	57,128	4,672,424
	Lundin Mining Corp.	460,251	2,874,183
#	Magna International, Inc.	184,131	8,854,860
	Manulife Financial Corp.	487,018	8,481,382
#*	MEG Energy Corp.	246,102	4,862,589
	Metro, Inc.	94,918	4,821,374
	National Bank of Canada	188,899	11,744,634
	Northland Power, Inc.	81,883	1,150,820
	Nutrien Ltd.	205,816	11,052,401
	Onex Corp.	42,459	2,379,602
#	Open Text Corp.	83,975	2,804,765
#	Pan American Silver Corp.	121,167	1,770,250
	Parkland Corp.	64,637	1,956,239
	Pembina Pipeline Corp.	298,852	9,198,475

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Quebecor, Inc., Class B	78,607	$1,621,739
#	RB Global, Inc.	51,483	3,367,716
#	Restaurant Brands International, Inc.	87,030	5,846,732
	Rogers Communications, Inc., Class B	140,266	5,197,545
#	Royal Bank of Canada	421,957	33,703,811
	Saputo, Inc.	79,754	1,610,320
*	Shopify, Inc., Class A	146,885	6,931,832
	SNC-Lavalin Group, Inc.	28,731	798,066
	Stantec, Inc.	53,716	3,286,679
	Sun Life Financial, Inc.	145,305	6,636,088
	Suncor Energy, Inc.	535,689	17,356,324
	TC Energy Corp.	274,990	9,473,211
	Teck Resources Ltd., Class B	307,615	10,871,114
	TELUS Corp.	78,760	1,269,929
	TELUS Corp.	1,311	21,139
	TFI International, Inc.	25,424	2,812,403
#	Thomson Reuters Corp.	30,070	3,604,792
	TMX Group Ltd.	107,305	2,234,699
	Toromont Industries Ltd.	47,649	3,587,204
#	Toronto-Dominion Bank	482,539	26,948,348
	Tourmaline Oil Corp.	209,986	11,103,857
	Waste Connections, Inc.	52,564	6,806,654
	West Fraser Timber Co. Ltd.	61,945	4,180,589
#	Wheaton Precious Metals Corp.	81,471	3,442,150
	Whitecap Resources, Inc.	608,109	4,696,483
	WSP Global, Inc.	36,283	4,748,514

TOTAL CANADA			536,529,680

DENMARK — (3.1%)
#	AP Moller - Maersk AS, Class A	705	1,151,097
	AP Moller - Maersk AS, Class B	804	1,339,650
	Carlsberg AS, Class B	48,195	5,743,549
	Chr Hansen Holding AS	53,413	3,644,886
	Coloplast AS, Class B	47,948	5,000,223
	Danske Bank AS	261,093	6,124,907
*	Demant AS	54,558	2,081,908
	DSV AS	44,763	6,689,423
*	Genmab AS	20,354	5,753,726
	H Lundbeck AS	2,027	10,595
#	Novo Nordisk AS, Sponsored ADR	91,174	8,804,673
	Novo Nordisk AS, Class B	923,030	89,050,433
	Novozymes AS, Class B	79,373	3,567,257
Ω	Orsted AS	37,774	1,825,206
	Pandora AS	77,425	8,781,582
	Rockwool AS, Class A	43	9,522
	Rockwool AS, Class B	4,931	1,097,260
	Tryg AS	156,921	3,064,284
*	Vestas Wind Systems AS	296,791	6,432,875

TOTAL DENMARK			160,173,056

FINLAND — (1.0%)
	Elisa OYJ	79,278	3,363,398
	Fortum OYJ	317,493	3,769,731
	Kesko OYJ, Class A	57,974	999,355
	Kesko OYJ, Class B	171,188	2,895,044
	Kone OYJ, Class B	96,348	4,172,192
*	Mandatum OYJ	126,967	490,624
	Metso OYJ	370,921	3,267,973

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Neste OYJ	126,038	$4,235,875
#	Nokia OYJ	1,718,223	5,719,616
#	Nokia OYJ, Sponsored ADR	224,074	741,685
	Nordea Bank Abp	802,508	8,453,051
	Sampo OYJ, Class A	126,967	4,993,461
	Stora Enso OYJ, Class R	289,596	3,480,479
	UPM-Kymmene OYJ	182,792	6,155,688

TOTAL FINLAND			52,738,172

FRANCE — (9.9%)
	Accor SA	81,247	2,591,990
	Aeroports de Paris SA	11,365	1,276,275
	Air Liquide SA	111,890	19,172,593
	Airbus SE	166,531	22,327,835
Ω	ALD SA	63,188	425,025
	Alstom SA	158,912	2,152,060
Ω	Amundi SA	28,160	1,471,059
	Arkema SA	43,128	4,041,213
	AXA SA	404,632	11,989,418
	BioMerieux	15,845	1,521,317
	BNP Paribas SA	240,794	13,846,620
	Bollore SE	356,077	1,943,841
	Bouygues SA	165,433	5,819,769
	Bureau Veritas SA	182,371	4,154,006
	Capgemini SE	81,133	14,338,539
	Carrefour SA	362,042	6,347,125
	Cie de Saint-Gobain SA	235,866	12,839,168
	Cie Generale des Etablissements Michelin SCA	390,422	11,598,831
	Credit Agricole SA	281,798	3,402,680
	Danone SA	141,798	8,435,628
	Dassault Aviation SA	9,740	1,936,207
	Dassault Systemes SE	130,587	5,379,319
	Edenred SE	63,753	3,393,666
	Eiffage SA	77,712	7,052,407
	Engie SA	464,096	7,381,393
	EssilorLuxottica SA	53,305	9,652,653
	Eurofins Scientific SE	74,282	3,768,754
Ω	Euronext NV	31,185	2,174,797
	Getlink SE	173,439	2,800,813
	Hermes International SCA	9,337	17,421,208
	Ipsen SA	29,135	3,443,536
	Kering SA	22,325	9,079,611
Ω	La Francaise des Jeux SAEM	17,532	565,529
	Legrand SA	79,027	6,836,338
	L’Oreal SA	60,975	25,629,649
	LVMH Moet Hennessy Louis Vuitton SE	80,391	57,554,356
	Orange SA	1,475,342	17,353,034
	Pernod Ricard SA	41,934	7,446,484
	Publicis Groupe SA	100,994	7,690,016
	Renault SA	121,033	4,246,348
	Rexel SA	142,203	2,904,180
	Safran SA	77,419	12,094,355
	Sanofi SA	216,767	19,683,795
	Sartorius Stedim Biotech	6,947	1,300,637
	Schneider Electric SE	112,526	17,313,017
	Societe Generale SA	324,830	7,299,506
	Sodexo SA	38,066	4,028,471
	Sodexo, Inc.	16,625	1,756,981
	STMicroelectronics NV	178,896	6,819,532

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	STMicroelectronics NV	40,867	$1,552,129
	Teleperformance SE	18,259	2,100,545
	Thales SA	34,475	5,087,737
#	TotalEnergies SE, Sponsored ADR	18,895	1,258,407
	TotalEnergies SE	937,065	62,649,817
	Veolia Environnement SA, ADR	34,172	466,106
	Veolia Environnement SA	113,389	3,106,903
	Vinci SA	140,071	15,488,269
	Vivendi SE	327,682	2,938,484
*Ω	Worldline SA	91,150	1,159,056

TOTAL FRANCE			519,509,037

GERMANY — (6.6%)
	adidas AG	46,102	8,197,295
	Allianz SE	95,388	22,343,923
	Allianz SE, ADR	81,799	1,910,007
	BASF SE	252,610	11,672,388
	Bayer AG	362,228	15,651,350
	Bayerische Motoren Werke AG	112,134	10,428,946
	Beiersdorf AG	15,444	2,031,195
	Brenntag SE	113,353	8,429,110
	Carl Zeiss Meditec AG	10,715	930,410
	Commerzbank AG	484,764	5,228,448
	Continental AG	55,760	3,640,513
*Ω	Covestro AG	125,396	6,352,833
	CTS Eventim AG & Co. KGaA	12,972	785,404
	Daimler Truck Holding AG	233,437	7,334,642
*Ω	Delivery Hero SE	49,178	1,256,798
#	Deutsche Bank AG	742,745	8,177,521
	Deutsche Boerse AG	52,231	8,597,040
*	Deutsche Lufthansa AG	346,934	2,432,691
	Deutsche Post AG	335,704	13,107,056
	Deutsche Telekom AG	1,271,712	27,600,810
	Deutsche Wohnen SE	16,485	354,730
Ω	DWS Group GmbH & Co. KGaA	17,259	506,621
	E.ON SE	557,353	6,631,454
	Evonik Industries AG	123,047	2,264,665
	Fresenius Medical Care AG & Co. KGaA	129,279	4,295,445
	Fresenius SE & Co. KGaA	205,170	5,277,643
	GEA Group AG	72,669	2,485,310
	Hannover Rueck SE	19,776	4,366,805
#Ω	Hapag-Lloyd AG	11,492	1,662,144
	Heidelberg Materials AG	86,106	6,250,722
	Hella GmbH & Co. KGaA	2,286	174,090
	Henkel AG & Co. KGaA	38,399	2,426,831
	HOCHTIEF AG	4,590	475,488
	Infineon Technologies AG	375,518	10,968,959
	Knorr-Bremse AG	33,758	1,885,536
	Mercedes-Benz Group AG	341,297	20,079,953
	Merck KGaA	26,704	4,033,329
	MTU Aero Engines AG	22,578	4,243,686
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,784	11,952,556
	Nemetschek SE	32,759	2,447,862
	Puma SE	63,773	3,613,896
*	QIAGEN NV	92,142	3,440,614
	Rational AG	2,164	1,234,083
	Rheinmetall AG	23,790	6,829,952
	RTL Group SA	274	9,583
	RWE AG	236,792	9,060,942

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	SAP SE	154,573	$20,733,236
	Siemens AG	185,650	24,635,541
*	Siemens Energy AG	188,562	1,676,491
Ω	Siemens Healthineers AG	48,068	2,364,790
	Symrise AG	25,445	2,600,206
*	Talanx AG	32,254	2,032,623
	Telefonica Deutschland Holding AG	183,697	312,299
	Volkswagen AG	12,878	1,488,695
	Vonovia SE	167,566	3,857,718
	Wacker Chemie AG	11,260	1,381,862
*Ω	Zalando SE	43,265	1,011,989

TOTAL GERMANY			345,176,729

HONG KONG — (1.8%)
	AIA Group Ltd.	3,249,000	28,213,675
	BOC Hong Kong Holdings Ltd.	945,000	2,499,090
#Ω	Budweiser Brewing Co. APAC Ltd.	404,800	769,260
#*	Cathay Pacific Airways Ltd.	1,192,000	1,198,307
	Chow Tai Fook Jewellery Group Ltd.	663,800	937,368
	CK Asset Holdings Ltd.	718,486	3,591,226
	CK Hutchison Holdings Ltd.	700,462	3,545,937
	CK Infrastructure Holdings Ltd.	226,000	1,047,519
	CLP Holdings Ltd.	317,400	2,322,981
Ω	ESR Group Ltd.	764,400	982,174
	Galaxy Entertainment Group Ltd.	329,000	1,849,461
	Hang Lung Properties Ltd.	1,105,000	1,452,475
	Hang Seng Bank Ltd.	169,400	1,936,765
	Henderson Land Development Co. Ltd.	572,571	1,498,108
	HK Electric Investments & HK Electric Investments Ltd.	801,500	444,620
	HKT Trust & HKT Ltd.	3,324,000	3,442,948
	Hong Kong & China Gas Co. Ltd.	4,410,661	3,070,300
	Hong Kong Exchanges & Clearing Ltd.	349,451	12,224,720
	MTR Corp. Ltd.	365,314	1,365,611
	New World Development Co. Ltd.	813,215	1,492,509
	Power Assets Holdings Ltd.	277,707	1,327,668
	PRADA SpA	167,500	1,009,029
*Ω	Samsonite International SA	15,300	47,386
*	Sands China Ltd.	427,600	1,151,120
	Sino Land Co. Ltd.	1,779,504	1,776,528
	Sun Hung Kai Properties Ltd.	274,108	2,814,733
	Swire Pacific Ltd., Class A	195,000	1,245,628
	Swire Pacific Ltd., Class B	375,000	385,012
	Swire Properties Ltd.	188,600	365,168
	Techtronic Industries Co. Ltd.	458,000	4,181,323
Ω	WH Group Ltd.	8,341,735	4,981,959
	Wharf Real Estate Investment Co. Ltd.	312,609	1,093,518
	Xinyi Glass Holdings Ltd.	1,278,809	1,469,377

TOTAL HONG KONG			95,733,503

IRELAND — (0.5%)
	AIB Group PLC	775,038	3,364,844
	Bank of Ireland Group PLC	667,390	5,980,960
*	Flutter Entertainment PLC	35,144	5,522,763
	Kerry Group PLC, Class A	38,424	2,994,953
	Kingspan Group PLC	55,552	3,738,586
	Smurfit Kappa Group PLC	203,990	6,649,245

TOTAL IRELAND			28,251,351

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (0.5%)
*	Airport City Ltd.	22,079	$290,742
	Amot Investments Ltd.	66,234	277,378
#	Ashtrom Group Ltd.	9,229	99,432
	Azrieli Group Ltd.	7,368	317,245
	Bank Hapoalim BM	391,423	2,799,828
	Bank Leumi Le-Israel BM	507,581	3,269,287
	Bezeq The Israeli Telecommunication Corp. Ltd.	572,050	703,906
*	Big Shopping Centers Ltd.	2,966	207,893
*	Camtek Ltd.	2,396	124,847
	Delek Group Ltd.	8,300	908,056
	Elbit Systems Ltd.	5,040	939,108
	Electra Ltd.	961	304,441
	Energix-Renewable Energies Ltd.	57,459	139,813
*	Enlight Renewable Energy Ltd.	17,970	242,138
*	Fattal Holdings 1998 Ltd.	3,098	256,293
	First International Bank Of Israel Ltd.	30,269	1,030,351
	Gav-Yam Lands Corp. Ltd.	14,388	81,395
	Harel Insurance Investments & Financial Services Ltd.	142,775	917,009
#	ICL Group Ltd.	211,711	1,029,736
	Israel Discount Bank Ltd., Class A	588,093	2,584,865
	Kenon Holdings Ltd.	122	2,231
	Matrix IT Ltd.	12,504	211,305
	Melisron Ltd.	6,899	373,949
	Migdal Insurance & Financial Holdings Ltd.	4,581	4,308
	Mivne Real Estate KD Ltd.	148,767	320,997
	Mizrahi Tefahot Bank Ltd.	50,700	1,569,246
#*	Nice Ltd., Sponsored ADR	9,377	1,447,340
*	Nova Ltd.	10,161	972,985
#*	OPC Energy Ltd.	20,000	108,475
*	Perion Network Ltd.	19,227	495,134
	Phoenix Holdings Ltd.	115,533	980,988
#	Shapir Engineering & Industry Ltd.	32,809	175,835
*	Shikun & Binui Ltd.	116,074	262,083
*	Shufersal Ltd.	67,756	286,040
*	Strauss Group Ltd.	14,917	276,380
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	191,861	1,646,167
*	Tower Semiconductor Ltd.	60,087	1,393,891

TOTAL ISRAEL			27,051,117

ITALY — (2.2%)
	Amplifon SpA	66,280	1,873,301
	Assicurazioni Generali SpA	214,863	4,267,961
	Banca Mediolanum SpA	96,969	791,805
	Banco BPM SpA	645,486	3,302,524
	Davide Campari-Milano NV	94,542	1,045,045
	Enel SpA	2,223,019	14,110,793
	Eni SpA	919,077	15,024,763
	Ferrari NV	35,768	10,827,165
	FinecoBank Banca Fineco SpA	244,712	2,886,780
Ω	Infrastrutture Wireless Italiane SpA	91,240	999,063
	Intesa Sanpaolo SpA	3,246,212	8,458,950
	Leonardo SpA	125,944	1,903,327
#	Mediobanca Banca di Credito Finanziario SpA	293,203	3,502,440
	Moncler SpA	53,810	2,794,739
*Ω	Nexi SpA	220,310	1,280,179
Ω	Poste Italiane SpA	160,848	1,592,433
	Prysmian SpA	90,379	3,384,423
	Recordati Industria Chimica e Farmaceutica SpA	54,779	2,533,768
	Snam SpA	495,243	2,270,957

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Stellantis NV	852,765	$15,931,649
	Stellantis NV	26,989	504,155
*	Telecom Italia SpA	392,456	101,474
*	Telecom Italia SpA, Sponsored ADR	53,165	133,976
	Tenaris SA, ADR	24,326	761,890
	Tenaris SA	101,644	1,610,181
	Terna - Rete Elettrica Nazionale	322,004	2,465,595
	UniCredit SpA	460,280	11,539,039
#	UnipolSai Assicurazioni SpA	224,960	533,189

TOTAL ITALY			116,431,564

JAPAN — (21.2%)
	ABC-Mart, Inc.	22,800	353,150
	Acom Co. Ltd.	211,300	496,196
	Advantest Corp.	232,400	5,986,303
	Aeon Co. Ltd.	212,200	4,464,607
	AEON Financial Service Co. Ltd.	13,800	113,760
	Aeon Mall Co. Ltd.	38,848	441,753
	AGC, Inc.	131,300	4,466,705
	Air Water, Inc.	175,500	2,212,827
	Aisin Corp.	82,800	2,884,326
	Ajinomoto Co., Inc.	124,400	4,543,420
	Alfresa Holdings Corp.	87,600	1,387,635
	Alps Alpine Co. Ltd.	116,400	955,204
	Amada Co. Ltd.	164,800	1,598,635
	Amvis Holdings, Inc.	2,100	35,824
*	ANA Holdings, Inc.	30,900	606,624
#	Aozora Bank Ltd.	51,617	1,052,816
	Asahi Group Holdings Ltd.	114,000	4,123,424
	Asahi Intecc Co. Ltd.	60,100	1,009,837
	Asahi Kasei Corp.	717,000	4,407,960
	Asics Corp.	37,500	1,187,887
	Astellas Pharma, Inc.	348,875	4,413,223
	Azbil Corp.	27,100	800,769
	Bandai Namco Holdings, Inc.	162,600	3,368,828
	BayCurrent Consulting, Inc.	33,000	828,523
	BIPROGY, Inc.	49,200	1,227,160
	Bridgestone Corp.	187,413	7,092,683
	Brother Industries Ltd.	137,500	2,145,034
	Calbee, Inc.	45,100	866,390
	Canon Marketing Japan, Inc.	28,600	685,844
	Canon, Inc., Sponsored ADR	22,768	536,869
	Canon, Inc.	205,100	4,848,703
	Capcom Co. Ltd.	48,600	1,564,401
	Casio Computer Co. Ltd.	7,500	60,098
	Central Japan Railway Co.	144,725	3,257,527
	Chiba Bank Ltd.	198,137	1,475,831
	Chubu Electric Power Co., Inc.	146,800	1,773,953
	Chugai Pharmaceutical Co. Ltd.	183,900	5,453,842
	Chugoku Electric Power Co., Inc.	110,508	691,027
	Coca-Cola Bottlers Japan Holdings, Inc.	52,922	709,608
	COMSYS Holdings Corp.	60,800	1,250,671
	Concordia Financial Group Ltd.	460,464	2,139,499
#	Cosmo Energy Holdings Co. Ltd.	58,800	2,150,963
	Cosmos Pharmaceutical Corp.	7,900	822,134
	Credit Saison Co. Ltd.	127,800	1,915,697
	CyberAgent, Inc.	184,300	967,473
	Dai Nippon Printing Co. Ltd.	80,600	2,102,633
	Daicel Corp.	237,000	2,015,370

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daifuku Co. Ltd.	79,947	$1,320,955
	Dai-ichi Life Holdings, Inc.	226,065	4,775,627
	Daiichi Sankyo Co. Ltd.	238,338	6,145,353
	Daikin Industries Ltd.	67,500	9,732,074
	Daito Trust Construction Co. Ltd.	27,700	2,971,278
	Daiwa House Industry Co. Ltd.	228,500	6,285,042
	Daiwa Securities Group, Inc.	513,300	2,959,929
	Denso Corp.	372,000	5,493,076
	Dentsu Group, Inc.	86,382	2,509,049
	Disco Corp.	28,200	4,980,092
	DMG Mori Co. Ltd.	31,200	516,048
	Dowa Holdings Co. Ltd.	43,140	1,318,805
	East Japan Railway Co.	60,400	3,137,012
	Ebara Corp.	46,900	2,076,899
	Eisai Co. Ltd.	37,100	1,965,496
	Electric Power Development Co. Ltd.	50,000	766,534
	ENEOS Holdings, Inc.	1,405,170	5,206,740
	EXEO Group, Inc.	45,800	951,255
	Ezaki Glico Co. Ltd.	3,600	104,642
	Fancl Corp.	25,092	375,139
	FANUC Corp.	170,900	4,241,122
	Fast Retailing Co. Ltd.	52,500	11,623,311
	Food & Life Cos. Ltd.	51,100	861,279
	Fuji Electric Co. Ltd.	50,500	1,922,768
	Fuji Media Holdings, Inc.	8,919	88,581
	Fuji Soft, Inc.	22,800	820,465
	FUJIFILM Holdings Corp.	76,300	4,173,439
	Fujikura Ltd.	179,700	1,290,626
	Fujitsu Ltd.	53,744	6,962,399
	Fukuoka Financial Group, Inc.	84,700	2,238,937
	Fuyo General Lease Co. Ltd.	14,100	1,146,340
	GMO internet group, Inc.	27,100	394,705
	GMO Payment Gateway, Inc.	15,402	615,144
	Goldwin, Inc.	9,000	568,412
	Hachijuni Bank Ltd.	190,571	1,085,326
	Hakuhodo DY Holdings, Inc.	154,700	1,255,421
	Hamamatsu Photonics KK	28,700	1,066,004
	Hankyu Hanshin Holdings, Inc.	86,548	2,723,111
	Harmonic Drive Systems, Inc.	7,700	166,778
	Haseko Corp.	200,400	2,466,291
	Hikari Tsushin, Inc.	6,500	937,773
*	Hino Motors Ltd.	100,800	293,391
	Hirose Electric Co. Ltd.	8,900	1,008,361
	Hisamitsu Pharmaceutical Co., Inc.	19,400	618,771
	Hitachi Construction Machinery Co. Ltd.	64,600	1,668,988
	Hitachi Ltd.	278,815	17,673,129
	Honda Motor Co. Ltd., Sponsored ADR	13,282	408,422
	Honda Motor Co. Ltd.	1,033,707	10,594,227
	Horiba Ltd.	27,300	1,380,323
	Hoshizaki Corp.	26,000	839,661
	House Foods Group, Inc.	11,700	247,058
	Hoya Corp.	107,400	10,339,247
	Hulic Co. Ltd.	203,600	1,866,631
	Ibiden Co. Ltd.	52,700	2,246,941
	Idemitsu Kosan Co. Ltd.	129,439	2,938,924
	IHI Corp.	126,000	2,418,214
	Iida Group Holdings Co. Ltd.	65,750	1,020,913
	Information Services International-Dentsu Ltd.	13,500	458,180
	INFRONEER Holdings, Inc.	150,700	1,589,713

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Inpex Corp.	417,117	$6,052,728
	Internet Initiative Japan, Inc.	47,200	762,686
	Isetan Mitsukoshi Holdings Ltd.	142,380	1,606,183
	Isuzu Motors Ltd.	373,593	4,165,805
#	Ito En Ltd.	29,209	949,159
#	ITOCHU Corp.	322,800	11,627,587
	Iwatani Corp.	33,900	1,621,385
	Iyogin Holdings, Inc.	70,200	505,323
	J Front Retailing Co. Ltd.	170,800	1,628,287
	Japan Airlines Co. Ltd.	85,800	1,577,328
	Japan Airport Terminal Co. Ltd.	19,300	848,795
	Japan Exchange Group, Inc.	151,600	2,997,859
	Japan Post Bank Co. Ltd.	157,000	1,455,264
	Japan Post Holdings Co. Ltd.	490,590	4,342,312
#	Japan Post Insurance Co. Ltd.	65,500	1,261,273
	Japan Tobacco, Inc.	357,900	8,331,503
	JFE Holdings, Inc.	366,613	5,107,969
	JGC Holdings Corp.	105,200	1,295,746
	JSR Corp.	43,100	1,153,612
	JTEKT Corp.	134,360	1,107,794
	Kadokawa Corp.	30,600	589,448
	Kagome Co. Ltd.	23,200	482,638
	Kajima Corp.	166,500	2,751,810
	Kakaku.com, Inc.	26,700	257,508
	Kamigumi Co. Ltd.	48,000	973,754
	Kaneka Corp.	24,200	592,217
	Kansai Electric Power Co., Inc.	166,900	2,136,959
	Kansai Paint Co. Ltd.	58,200	851,739
	Kao Corp.	102,400	3,735,951
	Kawasaki Heavy Industries Ltd.	122,400	2,701,592
#	Kawasaki Kisen Kaisha Ltd.	64,600	2,215,131
	KDDI Corp.	507,100	15,169,757
	Keihan Holdings Co. Ltd.	44,100	1,078,596
	Keikyu Corp.	82,500	699,469
	Keio Corp.	32,582	966,853
	Keisei Electric Railway Co. Ltd.	24,000	904,071
	Kewpie Corp.	53,000	919,908
	Keyence Corp.	45,204	17,499,302
	Kikkoman Corp.	31,400	1,786,495
	Kinden Corp.	65,500	992,158
	Kintetsu Group Holdings Co. Ltd.	32,128	903,978
	Kirin Holdings Co. Ltd.	154,600	2,172,643
	Kobayashi Pharmaceutical Co. Ltd.	16,400	677,045
#	Kobe Bussan Co. Ltd.	34,800	861,232
	Kobe Steel Ltd.	186,100	2,200,346
	Koei Tecmo Holdings Co. Ltd.	17,524	228,822
	Koito Manufacturing Co. Ltd.	80,300	1,203,113
	Komatsu Ltd.	298,500	6,858,451
	Konami Group Corp.	31,200	1,616,225
	Kose Corp.	5,790	383,593
	Kotobuki Spirits Co. Ltd.	18,200	241,677
	K’s Holdings Corp.	114,556	1,066,034
	Kubota Corp.	222,700	2,995,146
	Kuraray Co. Ltd.	290,700	3,325,948
	Kurita Water Industries Ltd.	50,300	1,528,286
	Kyocera Corp.	66,215	3,263,830
	Kyoto Financial Group, Inc.	27,788	1,575,408
	Kyowa Kirin Co. Ltd.	46,300	726,182
	Kyudenko Corp.	18,900	564,561

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Kyushu Electric Power Co., Inc.	156,500	$999,899
	Kyushu Financial Group, Inc.	139,900	881,576
	Kyushu Railway Co.	43,600	891,458
	Lasertec Corp.	22,800	3,766,108
	Lawson, Inc.	20,800	1,005,189
	Lion Corp.	114,700	1,100,740
	Lixil Corp.	178,040	1,952,221
	LY Corp.	566,700	1,444,794
	M3, Inc.	125,100	1,926,689
	Mabuchi Motor Co. Ltd.	7,700	219,985
	Macnica Holdings, Inc.	30,000	1,218,883
	Makita Corp.	84,900	2,194,396
	Marubeni Corp.	319,200	4,667,271
	Marui Group Co. Ltd.	91,200	1,442,157
	Maruichi Steel Tube Ltd.	24,000	595,593
	Maruwa Co. Ltd.	2,400	421,112
	MatsukiyoCocokara & Co.	95,240	1,670,679
	Mazda Motor Corp.	363,299	3,511,644
#	McDonald’s Holdings Co. Japan Ltd.	26,100	1,015,493
	Mebuki Financial Group, Inc.	513,249	1,553,714
	Medipal Holdings Corp.	89,050	1,497,197
	MEIJI Holdings Co. Ltd.	110,190	2,712,217
#*	Mercari, Inc.	51,600	1,035,584
	Minebea Mitsumi, Inc.	161,200	2,527,502
	MISUMI Group, Inc.	98,800	1,495,699
	Mitsubishi Chemical Group Corp.	946,690	5,356,945
	Mitsubishi Corp.	255,800	11,924,257
	Mitsubishi Electric Corp.	419,700	4,812,493
	Mitsubishi Estate Co. Ltd.	290,353	3,716,611
	Mitsubishi Gas Chemical Co., Inc.	97,500	1,317,797
	Mitsubishi HC Capital, Inc.	613,970	4,047,431
	Mitsubishi Heavy Industries Ltd.	99,200	5,109,262
	Mitsubishi Logistics Corp.	28,700	750,790
	Mitsubishi Materials Corp.	6,200	99,632
	Mitsubishi Motors Corp.	473,099	1,545,411
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	908,164	7,628,578
	Mitsubishi UFJ Financial Group, Inc.	1,563,572	13,117,035
	Mitsui & Co. Ltd., Sponsored ADR	1,675	1,227,373
	Mitsui & Co. Ltd.	271,755	9,876,709
	Mitsui Chemicals, Inc.	135,100	3,405,123
	Mitsui Fudosan Co. Ltd.	188,200	4,079,208
	Mitsui High-Tec, Inc.	4,200	177,335
#	Mitsui OSK Lines Ltd.	117,900	3,043,859
	Miura Co. Ltd.	32,700	634,020
	Mizuho Financial Group, Inc.	501,612	8,516,559
	MonotaRO Co. Ltd.	62,000	495,503
	MS&AD Insurance Group Holdings, Inc.	92,695	3,396,392
	Murata Manufacturing Co. Ltd.	479,700	8,216,962
	Nabtesco Corp.	29,500	522,495
	Nagoya Railroad Co. Ltd.	64,428	901,914
	Nakanishi, Inc.	14,100	309,682
	Nankai Electric Railway Co. Ltd.	38,100	729,682
	NEC Corp.	78,355	3,772,821
	NEC Networks & System Integration Corp.	28,800	389,769
	Nexon Co. Ltd.	71,100	1,304,632
	NGK Insulators Ltd.	165,900	2,027,008
	NH Foods Ltd.	49,000	1,470,154
	Nichirei Corp.	70,100	1,517,246
	NIDEC Corp.	67,200	2,464,966

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nifco, Inc.	52,600	$1,233,586
	Nihon Kohden Corp.	32,000	755,800
	Nikon Corp.	147,500	1,400,425
	Nintendo Co. Ltd.	275,200	11,369,728
	Nippon Express Holdings, Inc.	54,000	2,775,350
	Nippon Paint Holdings Co. Ltd.	138,700	932,495
	Nippon Sanso Holdings Corp.	83,000	2,093,135
	Nippon Shinyaku Co. Ltd.	25,700	1,042,291
	Nippon Steel Corp.	314,942	6,792,934
	Nippon Telegraph & Telephone Corp.	7,051,300	8,297,792
	Nippon Yusen KK	251,100	6,143,724
	Nissan Chemical Corp.	41,000	1,672,192
	Nissan Motor Co. Ltd.	589,600	2,268,769
	Nisshin Seifun Group, Inc.	89,270	1,346,529
	Nissin Foods Holdings Co. Ltd.	18,900	1,644,463
	Niterra Co. Ltd.	102,300	2,289,760
	Nitori Holdings Co. Ltd.	27,800	3,010,594
	Nitto Denko Corp.	74,900	4,846,461
	NOF Corp.	33,800	1,333,442
	NOK Corp.	38,800	459,927
	Nomura Holdings, Inc.	556,800	2,151,145
#	Nomura Holdings, Inc., Sponsored ADR	532,185	2,059,556
	Nomura Real Estate Holdings, Inc.	64,100	1,497,124
	Nomura Research Institute Ltd.	105,834	2,778,135
	NS Solutions Corp.	16,900	490,767
	NSK Ltd.	214,653	1,155,353
	NTT Data Group Corp.	195,500	2,410,496
	Obayashi Corp.	292,800	2,508,068
	OBIC Business Consultants Co. Ltd.	9,700	416,713
	Obic Co. Ltd.	15,300	2,261,589
	Odakyu Electric Railway Co. Ltd.	55,400	788,692
	Oji Holdings Corp.	614,000	2,626,004
	Olympus Corp.	340,700	4,550,168
	Omron Corp.	43,400	1,554,901
	Ono Pharmaceutical Co. Ltd.	127,400	2,200,132
	Open House Group Co. Ltd.	58,600	1,931,475
	Oracle Corp.	12,300	872,558
	Oriental Land Co. Ltd.	212,300	6,866,920
	ORIX Corp.	343,700	6,250,643
	Osaka Gas Co. Ltd.	85,500	1,612,340
	Otsuka Corp.	28,700	1,150,715
	Otsuka Holdings Co. Ltd.	70,300	2,365,310
	PALTAC Corp.	11,700	379,273
	Pan Pacific International Holdings Corp.	119,100	2,306,473
	Panasonic Holdings Corp.	756,387	6,636,155
	Panasonic Holdings Corp., ADR	61,111	534,110
*	Park24 Co. Ltd.	54,700	616,239
	Persol Holdings Co. Ltd.	825,800	1,238,217
	Pola Orbis Holdings, Inc.	26,900	270,203
	Rakus Co. Ltd.	31,100	387,214
	Rakuten Group, Inc.	243,213	899,625
	Recruit Holdings Co. Ltd.	381,000	10,924,297
*	Renesas Electronics Corp.	335,400	4,405,687
	Resona Holdings, Inc.	772,231	4,126,276
	Resonac Holdings Corp.	136,600	2,214,454
	Ricoh Co. Ltd.	270,100	2,189,190
	Rinnai Corp.	43,500	799,071
	Rohm Co. Ltd.	138,248	2,215,003
	Rohto Pharmaceutical Co. Ltd.	54,300	1,266,890

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ryohin Keikaku Co. Ltd.	154,300	$2,175,518
	Sankyo Co. Ltd.	23,200	964,143
	Sankyu, Inc.	45,300	1,363,991
	Sanrio Co. Ltd.	23,800	1,013,487
	Santen Pharmaceutical Co. Ltd.	131,500	1,140,571
	Sanwa Holdings Corp.	147,500	1,990,107
	Sapporo Holdings Ltd.	11,600	408,391
	SBI Holdings, Inc.	112,450	2,419,354
	SCREEN Holdings Co. Ltd.	36,200	1,683,015
	SCSK Corp.	66,300	1,131,758
	Secom Co. Ltd.	46,000	3,194,921
	Sega Sammy Holdings, Inc.	54,048	845,287
	Seibu Holdings, Inc.	113,900	1,112,173
	Seiko Epson Corp.	199,100	2,764,139
	Seino Holdings Co. Ltd.	71,200	1,035,670
	Sekisui Chemical Co. Ltd.	188,700	2,584,599
	Sekisui House Ltd.	231,560	4,534,581
	Seven & i Holdings Co. Ltd.	283,976	10,404,511
	Seven Bank Ltd.	441,500	874,177
	SG Holdings Co. Ltd.	109,000	1,545,033
*	Sharp Corp.	120,000	750,265
*	SHIFT, Inc.	5,400	979,774
	Shimadzu Corp.	77,300	1,827,858
	Shimamura Co. Ltd.	11,854	1,169,868
	Shimano, Inc.	26,200	3,770,339
	Shimizu Corp.	237,600	1,690,877
	Shin-Etsu Chemical Co. Ltd.	533,500	15,953,446
	Shinko Electric Industries Co. Ltd.	33,000	1,059,593
	Shionogi & Co. Ltd.	62,900	2,928,914
	Shiseido Co. Ltd.	83,500	2,648,242
	Shizuoka Financial Group, Inc.	202,870	1,725,156
	SHO-BOND Holdings Co. Ltd.	15,300	602,561
*	Skylark Holdings Co. Ltd.	139,100	2,052,251
	SMC Corp.	10,200	4,709,982
	SoftBank Corp.	790,100	8,933,549
	SoftBank Group Corp.	220,376	9,025,291
	Sohgo Security Services Co. Ltd.	264,500	1,548,969
	Sojitz Corp.	120,399	2,500,130
	Sompo Holdings, Inc.	67,194	2,910,840
	Sony Group Corp.	371,800	30,911,023
	Square Enix Holdings Co. Ltd.	22,900	760,779
	Stanley Electric Co. Ltd.	82,400	1,317,954
	Subaru Corp.	259,486	4,491,778
	Sugi Holdings Co. Ltd.	21,100	854,093
	SUMCO Corp.	218,400	2,822,197
	Sumitomo Bakelite Co. Ltd.	15,700	698,617
	Sumitomo Chemical Co. Ltd.	672,848	1,710,220
	Sumitomo Corp.	251,700	4,947,833
	Sumitomo Electric Industries Ltd.	353,200	3,707,974
	Sumitomo Forestry Co. Ltd.	113,600	2,682,261
	Sumitomo Heavy Industries Ltd.	88,500	2,025,742
	Sumitomo Metal Mining Co. Ltd.	115,336	3,240,013
	Sumitomo Mitsui Financial Group, Inc.	271,540	13,090,393
	Sumitomo Mitsui Trust Holdings, Inc.	85,740	3,214,986
	Sumitomo Realty & Development Co. Ltd.	145,400	3,648,658
	Sumitomo Rubber Industries Ltd.	101,812	1,032,844
	Sundrug Co. Ltd.	47,800	1,299,777
	Suntory Beverage & Food Ltd.	71,700	2,157,671
	Suzuken Co. Ltd.	33,738	1,033,388

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Suzuki Motor Corp.	120,000	$4,657,440
	Sysmex Corp.	52,200	2,500,526
	T&D Holdings, Inc.	190,200	3,393,019
	Taiheiyo Cement Corp.	6,301	107,984
	Taisei Corp.	73,900	2,506,148
	Taisho Pharmaceutical Holdings Co. Ltd.	17,795	704,648
	Taiyo Yuden Co. Ltd.	88,500	1,984,031
	Takashimaya Co. Ltd.	81,800	1,112,411
	Takeda Pharmaceutical Co. Ltd.	389,352	10,568,854
	TBS Holdings, Inc.	17,600	286,918
#	TDK Corp.	146,202	5,470,179
	TechnoPro Holdings, Inc.	62,400	1,236,196
	Teijin Ltd.	46,801	423,599
	Terumo Corp.	133,900	3,663,261
	THK Co. Ltd.	72,700	1,299,268
	TIS, Inc.	84,100	1,800,988
	Tobu Railway Co. Ltd.	35,200	847,244
#	Toei Animation Co. Ltd.	2,000	180,093
	Toei Co. Ltd.	2,800	328,727
	Toho Co. Ltd.	21,800	744,755
	Toho Gas Co. Ltd.	7,000	120,549
	Tohoku Electric Power Co., Inc.	171,200	1,068,990
	Tokai Carbon Co. Ltd.	69,000	529,498
	Tokio Marine Holdings, Inc.	523,043	11,701,632
	Tokyo Century Corp.	35,400	1,363,916
*	Tokyo Electric Power Co. Holdings, Inc.	350,600	1,483,648
	Tokyo Electron Ltd.	131,100	17,323,246
	Tokyo Gas Co. Ltd.	94,000	2,110,973
	Tokyo Ohka Kogyo Co. Ltd.	17,500	1,011,163
	Tokyo Seimitsu Co. Ltd.	24,500	1,145,262
	Tokyo Tatemono Co. Ltd.	151,919	2,017,229
	Tokyu Corp.	94,517	1,067,011
	Tokyu Fudosan Holdings Corp.	542,700	3,161,945
	TOPPAN Holdings, Inc.	100,000	2,306,387
	Toray Industries, Inc.	571,293	2,763,823
	Toridoll Holdings Corp.	22,200	537,221
	Tosoh Corp.	154,600	1,892,956
	TOTO Ltd.	51,700	1,246,570
	Toyo Seikan Group Holdings Ltd.	72,000	1,210,498
	Toyo Suisan Kaisha Ltd.	21,400	987,202
	Toyo Tire Corp.	84,700	1,258,061
	Toyoda Gosei Co. Ltd.	50,600	1,005,299
	Toyota Boshoku Corp.	67,300	1,170,408
	Toyota Industries Corp.	30,100	2,230,853
#	Toyota Motor Corp., Sponsored ADR	45,827	8,027,974
	Toyota Motor Corp.	2,420,615	42,345,607
	Toyota Tsusho Corp.	82,660	4,400,512
	Trend Micro, Inc.	37,800	1,424,478
#	Tsuruha Holdings, Inc.	26,300	1,931,910
	Ulvac, Inc.	21,700	746,245
	Unicharm Corp.	92,200	3,132,853
	USS Co. Ltd.	93,400	1,632,529
#*	Visional, Inc.	6,800	333,303
	Welcia Holdings Co. Ltd.	40,000	663,032
	West Japan Railway Co.	42,800	1,631,303
#	Workman Co. Ltd.	10,900	280,820
	Yakult Honsha Co. Ltd.	57,500	1,354,983
	Yamada Holdings Co. Ltd.	365,600	1,156,235
	Yamaha Corp.	30,000	801,298

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamaha Motor Co. Ltd.	189,300	$4,625,895
	Yamato Holdings Co. Ltd.	111,200	1,852,149
	Yamato Kogyo Co. Ltd.	21,200	1,015,708
	Yamazaki Baking Co. Ltd.	65,800	1,393,082
#	Yaoko Co. Ltd.	11,800	607,491
	Yaskawa Electric Corp.	51,800	1,695,576
	Yokogawa Electric Corp.	53,900	978,566
	Yokohama Rubber Co. Ltd.	91,300	1,687,186
	Zenkoku Hosho Co. Ltd.	36,500	1,167,207
	Zensho Holdings Co. Ltd.	30,000	1,576,855
	Zeon Corp.	75,400	623,216
	ZOZO, Inc.	38,500	732,068

TOTAL JAPAN			1,114,680,765

NETHERLANDS — (3.6%)
Ω	ABN AMRO Bank NV, GDR	188,850	2,543,546
*Ω	Adyen NV	4,630	3,122,870
	Aegon Ltd.	350,997	1,706,992
	Aegon Ltd.	524,477	2,533,224
	Akzo Nobel NV	71,054	4,766,628
	ArcelorMittal SA	217,743	4,794,692
	ASM International NV	19,135	7,896,633
	ASML Holding NV	30,871	18,557,036
	ASML Holding NV	82,305	49,285,057
	ASR Nederland NV	91,948	3,431,358
	BE Semiconductor Industries NV	43,183	4,460,791
	Coca-Cola Europacific Partners PLC	102,269	5,965,871
Ω	CTP NV	7,804	113,777
	Heineken NV	67,737	6,085,726
	IMCD NV	30,645	3,689,523
	ING Groep NV	811,477	10,403,561
	JDE Peet’s NV	37,519	1,041,977
	Koninklijke Ahold Delhaize NV	474,242	14,043,153
	Koninklijke KPN NV	1,721,003	5,784,598
*	Koninklijke Philips NV	177,445	3,375,443
*	Koninklijke Philips NV	164,650	3,121,771
	NN Group NV	125,459	4,023,769
*	Prosus NV	220,726	6,187,794
	Randstad NV	74,085	3,836,473
	Universal Music Group NV	214,605	5,255,424
	Wolters Kluwer NV	110,757	14,210,786

TOTAL NETHERLANDS			190,238,473

NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	293,662	715,283
	Air New Zealand Ltd.	671,417	262,042
	Auckland International Airport Ltd.	252,502	1,080,019
	Chorus Ltd.	377,181	1,577,668
	Contact Energy Ltd.	245,134	1,113,513
	EBOS Group Ltd.	44,945	917,517
	Fisher & Paykel Healthcare Corp. Ltd.	157,955	1,915,931
	Fletcher Building Ltd.	406,728	1,025,038
	Fonterra Co.-operative Group Ltd.	22,286	39,949
#	Genesis Energy Ltd.	183,438	246,950
	Infratil Ltd.	238,366	1,364,890
	Mainfreight Ltd.	27,514	918,368
	Mercury NZ Ltd.	144,535	497,192
	Meridian Energy Ltd.	246,591	694,489

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#	Port of Tauranga Ltd.	117,196	$348,531
	Ryman Healthcare Ltd.	196,795	652,436
	Spark New Zealand Ltd.	637,398	1,850,442
	Summerset Group Holdings Ltd.	31,038	176,265
	Vector Ltd.	65,942	140,650

TOTAL NEW ZEALAND			15,537,173

NORWAY — (0.8%)
*	Adevinta ASA	61,332	539,080
	Aker ASA, Class A	7,951	478,141
#	Aker BP ASA	99,143	2,857,460
	Aker Solutions ASA	127,985	511,077
	Atea ASA	40,384	420,196
	Austevoll Seafood ASA	5,842	39,927
	Bakkafrost P	10,429	470,761
#*	Borr Drilling Ltd.	50,327	308,504
	Borregaard ASA	43,288	587,484
Ω	BW LPG Ltd.	8,082	114,404
	DNB Bank ASA	205,466	3,706,986
Ω	Entra ASA	6,847	53,514
#	Equinor ASA	303,757	10,182,905
*	FLEX LNG Ltd.	14,230	435,442
	Frontline PLC	52,572	1,175,367
	Gjensidige Forsikring ASA	36,071	540,948
	Golar LNG Ltd.	6,906	154,902
	Golden Ocean Group Ltd.	96,588	714,652
	Hafnia Ltd.	80,364	528,112
	Kongsberg Gruppen ASA	19,687	804,208
	Leroy Seafood Group ASA	117,140	464,004
	Mowi ASA	97,976	1,592,078
*	Nordic Semiconductor ASA	43,353	352,254
	Norsk Hydro ASA	379,482	2,164,074
	Orkla ASA	130,647	900,484
	Salmar ASA	12,345	585,337
	Schibsted ASA, Class A	14,867	297,847
	Schibsted ASA, Class B	39,213	727,620
	SpareBank 1 SR-Bank ASA	79,319	861,494
	Stolt-Nielsen Ltd.	19,501	642,253
	Storebrand ASA	257,410	2,149,617
	Subsea 7 SA	98,067	1,288,191
	Telenor ASA	181,689	1,857,296
#	TGS ASA	96,258	1,316,405
	TOMRA Systems ASA	59,769	473,751
	Wallenius Wilhelmsen ASA	75,368	633,417
	Yara International ASA	46,447	1,519,836

TOTAL NORWAY			42,450,028

PORTUGAL — (0.2%)
	EDP - Energias de Portugal SA	497,099	2,089,057
	EDP Renovaveis SA	95,038	1,528,871
	Galp Energia SGPS SA	497,486	7,489,532
	Jeronimo Martins SGPS SA	75,294	1,735,894

TOTAL PORTUGAL			12,843,354

SINGAPORE — (1.0%)
	CapitaLand Investment Ltd.	689,250	1,479,945
	City Developments Ltd.	314,600	1,452,133
	DBS Group Holdings Ltd.	493,226	11,848,924

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	DFI Retail Group Holdings Ltd.	92,000	$196,238
	Genting Singapore Ltd.	1,125,900	707,352
	Great Eastern Holdings Ltd.	13,000	164,086
	Hongkong Land Holdings Ltd.	427,400	1,355,594
	Jardine Cycle & Carriage Ltd.	61,210	1,260,912
	Keppel Corp. Ltd.	497,900	2,260,139
	Keppel REIT	99,580	57,822
	Olam Group Ltd.	381,455	276,416
	Oversea-Chinese Banking Corp. Ltd.	743,657	6,894,527
*	Seatrium Ltd.	14,462,174	1,184,437
	Sembcorp Industries Ltd.	581,420	1,950,609
	Singapore Airlines Ltd.	454,500	2,029,461
	Singapore Exchange Ltd.	298,800	2,068,789
	Singapore Technologies Engineering Ltd.	424,600	1,165,636
	Singapore Telecommunications Ltd.	1,426,950	2,479,573
	United Overseas Bank Ltd.	372,465	7,346,756
	UOL Group Ltd.	242,187	1,043,059
	Wilmar International Ltd.	1,111,500	2,889,660
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	1,594,427

TOTAL SINGAPORE			51,706,495

SPAIN — (2.3%)
	Acciona SA	18,175	2,291,387
	ACS Actividades de Construccion y Servicios SA	115,526	4,177,878
Ω	Aena SME SA	22,177	3,217,897
#	Amadeus IT Group SA	116,548	6,651,722
#	Banco Bilbao Vizcaya Argentaria SA	1,401,013	11,022,092
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	729,514	5,712,095
	Banco de Sabadell SA	1,807,851	2,247,871
	Banco Santander SA	3,949,109	14,524,559
	CaixaBank SA	1,507,988	6,130,786
Ω	Cellnex Telecom SA	119,663	3,517,625
	Endesa SA	108,730	2,045,719
	Ferrovial SE	91,299	2,747,734
*	Grifols SA	111,237	1,248,224
	Iberdrola SA	1,188,097	13,214,036
#	Industria de Diseno Textil SA	322,128	11,119,204
	Mapfre SA	438,623	911,775
#	Naturgy Energy Group SA	33,680	952,964
	Redeia Corp. SA	169,736	2,647,019
	Repsol SA	890,789	13,043,068
#	Telefonica SA, Sponsored ADR	143,117	548,138
	Telefonica SA	3,021,501	11,670,960

TOTAL SPAIN			119,642,753

SWEDEN — (2.5%)
	AAK AB	54,219	1,031,107
	AddTech AB, Class B	79,712	1,171,794
	Alfa Laval AB	67,234	2,178,836
	Assa Abloy AB, Class B	199,102	4,243,874
	Atlas Copco AB, Class A	817,620	10,587,376
	Atlas Copco AB, Class B	495,880	5,570,340
	Atrium Ljungberg AB, Class B	12,064	185,518
#	Avanza Bank Holding AB	59,784	1,010,643
	Axfood AB	38,731	856,362
#	Beijer Ref AB	74,944	712,443
	Billerud Aktiebolag	116,116	1,078,786
	Boliden AB	172,577	4,423,690

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Castellum AB	71,347	$683,772
Ω	Dometic Group AB	98,091	605,301
*	Electrolux AB, Class B	99,848	840,242
	Elekta AB, Class B	145,381	990,305
#*	Embracer Group AB	66,304	107,953
	Epiroc AB, Class A	192,008	3,163,277
	Epiroc AB, Class B	115,155	1,598,963
	Essity AB, Class A	8,605	197,053
	Essity AB, Class B	146,574	3,342,159
Ω	Evolution AB	40,354	3,595,760
#	Fabege AB	57,262	427,235
*	Fastighets AB Balder, Class B	108,312	460,196
	Fortnox AB	150,293	595,750
	Getinge AB, Class B	79,031	1,422,806
#	H & M Hennes & Mauritz AB, Class B	225,500	3,029,517
	Hexagon AB, Class B	359,770	2,931,992
	Hexpol AB	104,516	927,583
	Holmen AB, Class B	30,769	1,161,217
	Hufvudstaden AB, Class A	31,720	338,181
	Husqvarna AB, Class A	12,600	81,329
	Husqvarna AB, Class B	164,617	1,066,679
	Indutrade AB	93,338	1,654,263
	Kindred Group PLC, SDR	165,023	1,351,016
	Lagercrantz Group AB, Class B	111,522	1,018,018
	Lifco AB, Class B	63,235	1,157,071
	Loomis AB	56,209	1,460,154
	Medicover AB, Class B	25,754	290,557
*	Millicom International Cellular SA, SDR	156,649	2,461,285
Ω	Munters Group AB	40,185	490,607
	Mycronic AB	31,459	689,167
	Nibe Industrier AB, Class B	236,728	1,363,402
	Nordnet AB publ	42,759	605,408
	Pandox AB	34,771	342,251
	Saab AB, Class B	26,400	1,356,205
	Sagax AB, Class B	32,558	589,395
	Sandvik AB	263,176	4,482,679
	Sectra AB, Class B	39,537	427,614
	Securitas AB, Class B	225,286	1,804,632
	Skandinaviska Enskilda Banken AB, Class A	385,765	4,304,949
	Skanska AB, Class B	148,452	2,228,847
	SKF AB, Class A	5,065	82,045
	SKF AB, Class B	161,381	2,616,383
	SSAB AB, Class A	149,884	897,882
	SSAB AB, Class B	431,312	2,502,277
	Svenska Cellulosa AB SCA, Class A	8,605	117,608
	Svenska Cellulosa AB SCA, Class B	150,819	2,069,456
	Svenska Handelsbanken AB, Class A	292,444	2,493,287
#	Svenska Handelsbanken AB, Class B	3,612	37,263
	Sweco AB, Class B	72,597	669,352
	Swedbank AB, Class A	193,925	3,184,890
*	Swedish Orphan Biovitrum AB	56,562	1,163,605
	Tele2 AB, Class B	269,617	1,914,723
	Telefonaktiebolaget LM Ericsson, Class A	17,870	83,641
	Telefonaktiebolaget LM Ericsson, Class B	740,005	3,315,022
#	Telia Co. AB	984,448	2,086,976
Ω	Thule Group AB	41,461	943,716
	Trelleborg AB, Class B	97,629	2,468,946
	Volvo AB, Class A	92,380	1,852,154
	Volvo AB, Class B	534,922	10,599,581

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Volvo Car AB, Class B	98,573	$339,987
#	Wallenstam AB, Class B	102,980	348,305
	Wihlborgs Fastigheter AB	89,786	581,997

TOTAL SWEDEN			129,064,655

SWITZERLAND — (7.6%)
	ABB Ltd.	504,168	16,938,889
	Alcon, Inc.	186,634	13,315,695
	Baloise Holding AG	15,636	2,245,108
	Banque Cantonale Vaudoise	8,983	1,015,387
	Barry Callebaut AG	1,997	3,027,846
	BKW AG	3,677	618,133
	Chocoladefabriken Lindt & Spruengli AG	29	3,159,085
	Cie Financiere Richemont SA, Class A	119,968	14,153,280
	DSM-Firmenich AG	28,398	2,574,444
	EMS-Chemie Holding AG	1,257	859,863
	Geberit AG	9,299	4,329,741
	Givaudan SA	2,571	8,557,626
	Holcim AG	197,679	12,216,838
	Julius Baer Group Ltd.	120,555	7,144,293
	Kuehne & Nagel International AG	17,354	4,679,742
#	Logitech International SA	95,389	7,501,570
	Lonza Group AG	24,189	8,471,082
	Nestle SA	702,768	75,785,606
	Novartis AG, Sponsored ADR	195,278	18,274,115
	Novartis AG	340,245	31,853,586
	Partners Group Holding AG	6,830	7,232,038
	Roche Holding AG	8,301	2,262,114
	Roche Holding AG	205,381	52,928,648
*	Sandoz Group AG	68,049	1,769,207
#	Sandoz Group AG, ADR	39,056	1,008,415
	Schindler Holding AG	9,697	1,890,342
	SGS SA	42,225	3,448,542
	SIG Group AG	172,828	3,810,284
	Sika AG	30,134	7,211,349
	Sonova Holding AG	19,814	4,696,180
	Straumann Holding AG	25,568	3,021,730
	Swatch Group AG	13,401	3,430,334
	Swatch Group AG	23,959	1,160,353
	Swiss Life Holding AG	11,467	7,365,031
	Swiss Prime Site AG	27,938	2,596,779
	Swiss Re AG	110,968	12,124,673
	Swisscom AG	17,382	10,415,100
#*	UBS Group AG	747,521	17,551,850
Ω	VAT Group AG	13,758	4,878,855
	Zurich Insurance Group AG	33,513	15,918,425

TOTAL SWITZERLAND			401,442,178

UNITED KINGDOM — (12.6%)
	3i Group PLC	489,969	11,552,280
	Admiral Group PLC	87,544	2,601,171
Ω	Airtel Africa PLC	795,172	1,095,379
	Anglo American PLC	336,506	8,574,030
	Antofagasta PLC	139,274	2,277,342
	Ashtead Group PLC	159,177	9,129,189
	Associated British Foods PLC	142,156	3,506,711
	AstraZeneca PLC, Sponsored ADR	495,669	31,341,151
	AstraZeneca PLC	126,555	15,845,143

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Auto Trader Group PLC	451,368	$3,414,260
	Aviva PLC	1,074,091	5,202,434
	B&M European Value Retail SA	497,943	3,205,628
	BAE Systems PLC	589,279	7,923,659
	Barclays PLC, Sponsored ADR	996,036	6,404,511
	Barclays PLC	2,341,417	3,758,082
	Barratt Developments PLC	521,862	2,631,852
	Beazley PLC	230,661	1,444,944
	Berkeley Group Holdings PLC	53,150	2,612,664
	BP PLC, Sponsored ADR	765,146	27,989,059
	BP PLC	2,286,869	13,963,651
#	British American Tobacco PLC, Sponsored ADR	22,867	682,809
	British American Tobacco PLC	446,549	13,339,492
	BT Group PLC	5,282,149	7,254,642
	Bunzl PLC	94,984	3,388,666
	Burberry Group PLC	158,590	3,268,548
*	Carnival PLC	32,636	334,954
	Centrica PLC	3,446,911	6,598,409
	Coca-Cola HBC AG	60,881	1,580,572
	Compass Group PLC	384,545	9,694,901
Ω	ConvaTec Group PLC	705,404	1,752,917
	Croda International PLC	30,613	1,631,558
	DCC PLC	51,079	2,837,643
	Dechra Pharmaceuticals PLC	1,184	54,877
#	Diageo PLC, Sponsored ADR	105,239	16,154,186
	Diageo PLC	169,923	6,425,804
	Diploma PLC	49,621	1,720,400
	DS Smith PLC	401,644	1,393,089
*	easyJet PLC	41,783	186,393
	Entain PLC	204,634	2,323,065
*††	Evraz PLC	179,407	0
	Experian PLC	245,636	7,452,298
*	Frasers Group PLC	80,398	785,728
	Fresnillo PLC	13,527	91,045
	Glencore PLC	3,900,960	20,662,696
	GSK PLC	612,423	10,917,522
	GSK PLC, Sponsored ADR	281,778	10,059,460
	Haleon PLC	486,669	1,950,611
#	Haleon PLC, ADR	300,137	2,428,108
	Halma PLC	92,238	2,074,280
	Hargreaves Lansdown PLC	79,740	686,757
	Hikma Pharmaceuticals PLC	111,963	2,594,130
	Hiscox Ltd.	136,430	1,557,800
	Howden Joinery Group PLC	387,823	3,011,873
	HSBC Holdings PLC	1,377,459	9,945,827
#	HSBC Holdings PLC, Sponsored ADR	551,216	20,025,677
	IMI PLC	133,390	2,382,217
	Imperial Brands PLC	385,351	8,209,580
	Inchcape PLC	131,822	1,068,743
	Informa PLC	421,585	3,652,811
#	InterContinental Hotels Group PLC, ADR	1,227	88,532
	InterContinental Hotels Group PLC	38,416	2,722,254
	Intermediate Capital Group PLC	97,956	1,559,556
*	International Consolidated Airlines Group SA	119,677	210,259
	Intertek Group PLC	93,814	4,369,255
	Investec PLC	290,606	1,618,072
	J Sainsbury PLC	1,028,876	3,219,165
	JD Sports Fashion PLC	1,178,467	1,832,321
	Kingfisher PLC	1,123,218	2,868,155

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Legal & General Group PLC	2,180,641	$5,618,426
*	Liberty Global PLC, Class A	6,399	99,568
#*	Liberty Global PLC, Class C	15,388	260,980
	Lloyds Banking Group PLC	11,430,511	5,563,215
	Lloyds Banking Group PLC, ADR	1,256,966	2,400,805
	London Stock Exchange Group PLC	74,558	7,522,513
	M&G PLC	1,147,871	2,771,917
*	Marks & Spencer Group PLC	1,038,726	2,742,841
	Melrose Industries PLC	635,760	3,619,873
	Mondi PLC	240,097	3,883,689
	National Grid PLC	283,331	3,378,147
#	National Grid PLC, Sponsored ADR	94,014	5,654,942
	NatWest Group PLC	1,527,711	3,324,018
#	NatWest Group PLC, Sponsored ADR	275,889	1,211,151
	Next PLC	32,817	2,751,456
*	Ocado Group PLC	90,179	511,776
	Pearson PLC	249,529	2,888,479
#	Pearson PLC, Sponsored ADR	88,193	1,017,747
	Phoenix Group Holdings PLC	335,028	1,850,657
	Prudential PLC, ADR	29,615	620,730
	Prudential PLC	534,285	5,586,687
	Reckitt Benckiser Group PLC	167,732	11,222,432
#	RELX PLC, Sponsored ADR	218,250	7,606,014
	RELX PLC	387,363	13,521,551
	Rentokil Initial PLC	566,438	2,884,578
	Rightmove PLC	387,435	2,234,193
	Rio Tinto PLC	154,229	9,839,880
#	Rio Tinto PLC, Sponsored ADR	123,341	7,935,760
*	Rolls-Royce Holdings PLC	1,578,252	4,154,312
	RS Group PLC	52,237	431,082
	Sage Group PLC	232,230	2,743,521
	Schroders PLC	302,112	1,360,427
	Severn Trent PLC	93,696	3,027,139
	Shell PLC	36,838	1,187,156
#	Shell PLC, ADR	1,043,088	67,946,752
	Smith & Nephew PLC	197,388	2,208,992
	Smiths Group PLC	131,756	2,584,476
	Spectris PLC	41,854	1,581,534
	Spirax-Sarco Engineering PLC	17,136	1,710,405
	SSE PLC	323,883	6,436,706
	St. James’s Place PLC	55,485	432,549
	Standard Chartered PLC	1,001,127	7,675,971
	Taylor Wimpey PLC	1,080,747	1,459,703
	Tesco PLC	2,857,251	9,376,235
#	Unilever PLC, Sponsored ADR	334,884	15,856,757
	Unilever PLC	337,393	15,965,162
	United Utilities Group PLC	242,506	3,136,466
	Vodafone Group PLC	11,673,883	10,746,248
	Vodafone Group PLC, Sponsored ADR	21,712	200,622
	Weir Group PLC	124,685	2,589,778
	Whitbread PLC	89,645	3,634,937
*	Wise PLC, Class A	68,414	556,051
	WPP PLC	312,590	2,691,781

TOTAL UNITED KINGDOM			661,359,584

UNITED STATES — (0.5%)
	CRH PLC	303,700	16,269,209
	Ferguson PLC	30,375	4,562,431

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED STATES — (Continued)
*	Newmont Corp., CDI	147,649	$5,658,061

	TOTAL UNITED STATES		26,489,701

	TOTAL COMMON STOCKS		5,020,308,613

	PREFERRED STOCKS — (0.4%)
	GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 10.623%	19,958	1,697,021
Ω	Dr Ing hc F Porsche AG, 1.220%	27,451	2,405,944
	Henkel AG & Co. KGaA, 2.718%	66,689	4,810,617
	Porsche Automobil Holding SE, 6.071%	55,237	2,472,303
	Sartorius AG, 0.610%	7,791	1,952,735
	Volkswagen AG, 27.853%	81,009	8,591,058

	TOTAL GERMANY		21,929,678

	RIGHTS/WARRANTS — (0.0%)
	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	6,143	0

	TOTAL INVESTMENT SECURITIES (Cost $ 3,791,649,286)		5,042,238,291

			Value†
	SECURITIES LENDING COLLATERAL — (4.1%)
	@§ The DFA Short Term Investment Fund	18,843,578	217,963,662

	TOTAL INVESTMENTS — (100.0%) (Cost $ 4,009,616,032)		$5,260,201,953

As of October 31, 2023, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	224	12/15/23	$49,320,507	$47,177,200	$(2,143,307)

Total Futures Contracts			$49,320,507	$47,177,200	$(2,143,307)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$18,577,262	$297,685,490	—	$316,262,752
Austria	—	9,441,672	—	9,441,672
Belgium	793,104	46,761,717	—	47,554,821
Canada	534,241,585	2,288,095	—	536,529,680
Denmark	8,804,673	151,368,383	—	160,173,056
Finland	1,232,309	51,505,863	—	52,738,172
France	3,276,642	516,232,395	—	519,509,037
Germany	11,421,412	333,755,317	—	345,176,729
Hong Kong	—	95,733,503	—	95,733,503
Ireland	—	28,251,351	—	28,251,351

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Israel	$3,878,019	$23,173,098	—	$27,051,117
Italy	1,419,628	115,011,936	—	116,431,564
Japan	20,422,882	1,094,257,883	—	1,114,680,765
Netherlands	59,734,744	130,503,729	—	190,238,473
New Zealand	—	15,537,173	—	15,537,173
Norway	669,246	41,780,782	—	42,450,028
Portugal	—	12,843,354	—	12,843,354
Singapore	—	51,706,495	—	51,706,495
Spain	6,260,233	113,382,520	—	119,642,753
Sweden	—	129,064,655	—	129,064,655
Switzerland	47,261,261	354,180,917	—	401,442,178
United Kingdom	225,985,321	435,374,263	—	661,359,584
United States	21,927,270	4,562,431	—	26,489,701
Preferred Stocks
Germany	—	21,929,678	—	21,929,678
Securities Lending Collateral	—	217,963,662	—	217,963,662
Futures Contracts**	(2,143,307)	—	—	(2,143,307)

TOTAL	$963,762,284	$4,294,296,362	—	$5,258,058,646

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.3%)
*	3P Learning Ltd.	182,513	$114,095
	A2B Australia Ltd.	950,290	923,920
	Accent Group Ltd.	1,632,618	1,949,997
#	Acrow Formwork & Construction Services Ltd.	277,992	154,188
#	Adairs Ltd.	494,146	391,721
*	Adbri Ltd.	1,853,949	2,329,095
	AGL Energy Ltd.	1,030,143	7,041,997
*	Ainsworth Game Technology Ltd.	387,271	255,977
*	Alkane Resources Ltd.	2,028,893	757,114
*	Alliance Aviation Services Ltd.	42,210	80,631
*	Allkem Ltd.	810,060	4,950,025
	ALS Ltd.	1,277,476	8,742,859
	Altium Ltd.	254,090	6,409,046
*	Alumina Ltd.	5,465,435	2,715,970
#*	AMA Group Ltd.	3,079,657	121,524
	AMP Ltd.	10,452,685	6,964,534
	Ampol Ltd.	719,036	14,580,432
	Ansell Ltd.	417,036	5,634,492
	ANZ Group Holdings Ltd.	2,477,843	39,073,047
	APA Group.	1,223,265	6,412,282
#*	Appen Ltd.	864,430	497,253
#*	Arafura Rare Earths Ltd.	3,064,355	362,280
#	ARB Corp. Ltd.	257,388	4,802,958
#*	Ardent Leisure Group Ltd.	1,741,068	497,216
#*	Argosy Minerals Ltd.	38,616	3,943
	Aristocrat Leisure Ltd.	749,656	18,426,609
#	ARN Media Ltd.	1,779,831	892,486
	ASX Ltd.	98,494	3,518,949
	Atlas Arteria Ltd.	1,996,188	6,748,356
	AUB Group Ltd.	169,254	2,906,683
*	Audinate Group Ltd.	13,079	104,332
#*	Aurelia Metals Ltd.	7,723,976	463,600
	Aurizon Holdings Ltd.	6,154,246	13,404,646
#*	Aussie Broadband Ltd.	428,504	1,067,530
	Austal Ltd.	1,658,246	1,790,597
*	Australian Agricultural Co. Ltd.	1,363,305	1,077,736
#	Australian Clinical Labs Ltd.	528,814	904,519
	Australian Ethical Investment Ltd.	104,279	258,081
#	Australian Finance Group Ltd.	919,470	753,236
#*	Australian Strategic Materials Ltd.	426,234	382,653
#*	Australian Vanadium Ltd.	1,474,018	24,411
#	Australian Vintage Ltd.	101,209	25,438
	Auswide Bank Ltd.	54,548	178,192
#	AVJennings Ltd.	408,347	62,330
#	Baby Bunting Group Ltd.	400,481	433,439
#	Bank of Queensland Ltd.	2,814,887	9,147,386
#*	Bannerman Energy Ltd.	81,394	132,772
	Bapcor Ltd.	1,489,373	5,069,603
	Base Resources Ltd.	245,259	21,019
	Beach Energy Ltd.	10,147,749	9,995,045
#	Beacon Lighting Group Ltd.	6,923	8,098
#	Bega Cheese Ltd.	2,691,921	4,769,688
#	Bell Financial Group Ltd.	267,799	166,375
*	Bellevue Gold Ltd.	2,207,935	2,007,954
	Bendigo & Adelaide Bank Ltd.	1,835,906	10,171,644
#	BHP Group Ltd., Sponsored ADR	1,271,993	72,579,921
	BHP Group Ltd., Class DI	5,686,501	161,181,238

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Bigtincan Holdings Ltd.	215,674	$37,796
	BlueScope Steel Ltd.	1,580,428	18,945,310
*	Boral Ltd.	495,601	1,420,779
*	Boss Energy Ltd.	382,460	1,053,968
	Brambles Ltd.	2,189,246	18,270,901
#	Bravura Solutions Ltd.	1,392,040	611,075
#	Breville Group Ltd.	324,731	4,401,046
#	Brickworks Ltd.	378,248	5,895,365
#*††	BWX Ltd.	252,368	12,007
#	Capitol Health Ltd.	1,906,520	235,862
	Capral Ltd.	6,317	33,418
*	Capricorn Metals Ltd.	1,074,500	3,197,051
#*	Carnarvon Energy Ltd.	4,980,321	474,130
	carsales.com Ltd.	259,930	4,581,852
	Cash Converters International Ltd.	2,116,492	275,095
#*	Catapult Group International Ltd.	192,104	110,175
	Cedar Woods Properties Ltd.	327,468	920,747
*††	Centrebet International Ltd.	44,010	0
*	Cettire Ltd.	19,903	32,510
	Challenger Ltd.	2,072,693	7,728,366
	Champion Iron Ltd.	1,435,238	6,528,185
#*	City Chic Collective Ltd.	510,287	84,303
*	Clean Seas Seafood Ltd.	49,960	13,811
	Cleanaway Waste Management Ltd.	6,115,583	8,711,927
#	Clinuvel Pharmaceuticals Ltd.	94,165	881,144
	Clover Corp. Ltd.	41,173	23,313
	Cochlear Ltd.	64,733	9,921,894
#	Codan Ltd.	587,540	2,914,165
#*	Cogstate Ltd.	34,463	32,171
	Coles Group Ltd.	1,760,803	17,089,796
	Collins Foods Ltd.	652,620	3,784,456
	Commonwealth Bank of Australia.	925,486	56,932,055
	Computershare Ltd.	703,371	11,100,560
#*	Cooper Energy Ltd.	13,995,021	854,172
#*	Core Lithium Ltd.	493,674	113,515
Ω	Coronado Global Resources, Inc., CDI	102,026	112,231
	Corporate Travel Management Ltd.	223,110	2,360,862
	Costa Group Holdings Ltd.	1,595,423	3,146,805
#	Credit Corp. Group Ltd.	245,203	1,891,762
	CSL Ltd.	126,715	18,727,477
	CSR Ltd.	2,933,308	10,481,268
*	Danakali Ltd.	56,341	10,254
#	Data#3 Ltd.	681,954	2,939,720
#*	De Grey Mining Ltd.	1,306,159	981,712
#*	Deep Yellow Ltd.	266,315	213,335
	Deterra Royalties Ltd.	975,509	2,914,827
#	Dicker Data Ltd.	244,426	1,640,353
	Domain Holdings Australia Ltd.	664,339	1,440,047
	Domino’s Pizza Enterprises Ltd.	188,685	6,115,101
	Downer EDI Ltd.	3,365,396	8,093,959
#	Dropsuite Ltd.	51,891	8,082
	Duratec Ltd.	41,601	30,716
#	Eagers Automotive Ltd.	539,009	4,433,132
	Elders Ltd.	649,032	2,449,120
#*	Electro Optic Systems Holdings Ltd.	24,374	13,823
#	Emeco Holdings Ltd.	1,144,207	417,593
#*	Emerald Resources NL	862,439	1,412,601
#*	EML Payments Ltd.	826,876	597,662
	Endeavour Group Ltd.	1,885,589	5,923,473

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Energy Transition Minerals Ltd.	413,383	$8,964
*	Energy World Corp. Ltd.	9,741,566	173,868
	Enero Group Ltd.	111,101	107,003
	EQT Holdings Ltd.	42,186	670,494
	Estia Health Ltd.	1,282,168	2,485,812
#*	European Lithium Ltd.	816,358	33,776
	Euroz Hartleys Group Ltd.	129,142	69,366
	Evolution Mining Ltd.	6,142,479	13,738,365
	EVT Ltd.	447,919	2,970,010
*	Finbar Group Ltd.	5,532	2,286
*	FleetPartners Group Ltd.	1,379,371	2,178,804
#	Fleetwood Ltd.	413,728	435,884
#	Flight Centre Travel Group Ltd.	389,351	4,628,345
	Fortescue Metals Group Ltd.	2,146,733	30,539,026
#*	Frontier Digital Ventures Ltd.	46,215	11,605
	G8 Education Ltd.	3,837,457	2,319,024
#*	Galan Lithium Ltd.	131,379	52,778
#*	Genesis Minerals Ltd.	1,064,147	978,322
	Gold Road Resources Ltd.	4,192,586	4,983,698
	GR Engineering Services Ltd.	99,032	132,559
	GrainCorp Ltd., Class A	1,123,159	4,963,964
	Grange Resources Ltd.	2,576,146	681,539
	GUD Holdings Ltd.	564,849	3,841,142
	GWA Group Ltd.	1,080,852	1,177,584
	Hansen Technologies Ltd.	610,452	2,015,838
#	Harvey Norman Holdings Ltd.	2,283,959	5,338,679
	Healius Ltd.	3,626,592	4,179,420
	Healthia Ltd.	25,081	28,182
	Helia Group Ltd.	2,165,304	4,979,646
#*	Highfield Resources Ltd.	332,037	71,694
*	Hillgrove Resources Ltd.	1,069,142	40,056
	Horizon Oil Ltd.	113,020	11,172
*	Hot Chili Ltd.	31,366	21,308
	HUB24 Ltd.	91,986	1,776,038
#	Humm Group Ltd.	1,977,532	515,806
	IDP Education Ltd.	361,051	4,988,413
	IGO Ltd.	472,604	2,861,791
	Iluka Resources Ltd.	1,620,132	7,481,373
*	Image Resources NL	504,095	20,860
	Imdex Ltd.	1,729,904	1,814,510
#*	Immutep Ltd., Sponsored ADR.	5,613	10,609
*	ImpediMed Ltd.	12,557	915
#*	Imugene Ltd.	3,662,603	100,714
	Incitec Pivot Ltd.	6,228,762	10,873,442
	Infomedia Ltd.	1,446,292	1,315,861
	Inghams Group Ltd.	1,445,350	3,385,207
#	Insignia Financial Ltd.	3,065,204	4,031,363
	Insurance Australia Group Ltd.	3,863,500	13,937,716
	Integral Diagnostics Ltd.	677,985	1,148,361
*	Integrated Research Ltd.	355,498	71,158
#	InvoCare Ltd.	430,506	3,464,629
#*	ioneer Ltd.	1,638,925	146,774
	IPD Group Ltd.	17,735	42,201
	IPH Ltd.	684,014	2,972,523
	IRESS Ltd.	387,705	1,236,286
	IVE Group Ltd.	398,791	469,194
*	James Hardie Industries PLC, CDI	524,136	13,076,885
*	James Hardie Industries PLC, Sponsored ADR	38,440	956,003
	JB Hi-Fi Ltd.	508,433	14,614,873

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Johns Lyng Group Ltd.	755,025	$2,939,329
	Jupiter Mines Ltd.	2,148,540	259,193
*	Karoon Energy Ltd.	2,358,040	3,797,166
	Kelsian Group Ltd.	263,596	1,013,739
#*	Kogan.com Ltd.	139,993	390,669
#*	Lark Distilling Co. Ltd.	15,656	14,523
*††	Lednium Technology Pty. Ltd.	21,998	0
	Lendlease Corp. Ltd.	1,520,621	6,022,404
#	Lifestyle Communities Ltd.	286,624	2,851,404
#	Lindsay Australia Ltd.	149,386	91,717
	Link Administration Holdings Ltd.	2,937,694	2,229,983
#*	Liontown Resources Ltd.	581,894	598,129
	Lottery Corp. Ltd.	3,159,237	9,119,351
#	Lovisa Holdings Ltd.	267,732	2,962,796
	Lycopodium Ltd.	57,058	332,198
#*	Lynas Rare Earths Ltd.	1,944,300	8,746,214
	MA Financial Group Ltd.	156,936	428,258
#	Maas Group Holdings Ltd.	6,134	13,374
	Macmahon Holdings Ltd.	4,944,481	487,320
	Macquarie Group Ltd.	212,912	21,885,201
*	Macquarie Technology Group Ltd.	2,960	117,319
#	Mader Group Ltd.	24,395	97,800
	Magellan Financial Group Ltd.	569,657	2,364,009
#	Mayne Pharma Group Ltd.	376,852	879,288
	McMillan Shakespeare Ltd.	396,367	4,224,183
#	McPherson’s Ltd.	645,002	161,153
	Medibank Pvt Ltd.	4,309,415	9,404,341
#*	Megaport Ltd.	33,364	204,048
#*	Mesoblast Ltd.	362,473	82,976
#*	Mesoblast Ltd., Sponsored ADR	1,592	1,942
#*	Metals X Ltd.	2,115,759	377,010
	Metcash Ltd.	4,602,551	10,778,408
	Michael Hill International Ltd.	142,460	74,081
	Mineral Resources Ltd.	363,882	13,411,678
*	MMA Offshore Ltd.	1,151,011	926,316
	Monadelphous Group Ltd.	350,345	3,138,587
	Monash IVF Group Ltd.	1,283,153	1,060,381
*	Mount Gibson Iron Ltd.	3,045,216	960,143
	Myer Holdings Ltd.	7,980,908	2,542,123
	MyState Ltd.	419,546	775,854
*	Nanosonics Ltd.	175,842	419,661
	National Australia Bank Ltd.	2,743,430	49,146,475
	Navigator Global Investments Ltd.	913,103	683,151
#*	Neometals Ltd.	551,838	75,382
	Netwealth Group Ltd.	494,326	4,016,472
	New Hope Corp. Ltd.	2,263,298	8,329,137
*	New World Resources Ltd.	584,206	9,693
#	Newcrest Mining Ltd.	149,959	2,246,514
*	NEXTDC Ltd.	407,911	3,062,946
	nib holdings Ltd.	1,929,486	8,892,261
	Nick Scali Ltd.	362,560	2,486,851
	Nickel Industries Ltd.	3,659,153	1,742,083
	Nine Entertainment Co. Holdings Ltd.	7,487,335	8,822,991
	Northern Star Resources Ltd.	1,679,385	12,297,770
#*	Novonix Ltd.	262,862	115,107
	NRW Holdings Ltd.	2,868,910	4,582,512
	Nufarm Ltd.	1,699,517	4,696,112
*	Nuix Ltd.	24,946	22,256
	Objective Corp. Ltd.	31,340	211,330

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	OFX Group Ltd.	978,588	$958,467
#	OM Holdings Ltd.	418,603	123,240
#*	Omni Bridgeway Ltd.	831,931	803,483
	oOh!media Ltd.	2,361,047	1,958,902
	Orica Ltd.	1,238,413	11,571,631
	Origin Energy Ltd.	2,742,448	15,908,535
	Orora Ltd.	7,278,942	11,407,033
	Pacific Current Group Ltd.	236,569	1,364,396
#	Pacific Smiles Group Ltd.	108,709	81,492
#*	Pact Group Holdings Ltd.	868,271	383,376
*	Paladin Energy Ltd.	3,409,841	2,054,790
#*	Panoramic Resources Ltd.	3,747,267	83,668
#*	Pantoro Ltd.	549,134	11,093
#	Paragon Care Ltd.	160,736	18,407
	Peet Ltd.	1,092,350	817,923
#*	Peninsula Energy Ltd.	209,699	15,991
#	PeopleIN Ltd.	159,642	152,729
	Pepper Money Ltd.	30,518	24,059
*	Perenti Ltd.	3,346,687	2,262,953
	Perpetual Ltd.	424,260	5,186,774
	Perseus Mining Ltd.	6,058,658	6,473,428
*	PEXA Group Ltd.	398,755	2,765,742
#	Pilbara Minerals Ltd.	4,308,764	10,121,266
#	Pinnacle Investment Management Group Ltd.	226,275	1,121,453
	Platinum Asset Management Ltd.	1,337,567	956,502
#	PointsBet Holdings Ltd.	49,262	23,778
*	PPK Mining Equipment Group Pty. Ltd.	3,734	0
#*	Praemium Ltd.	958,298	339,086
	Premier Investments Ltd.	360,344	5,225,092
	Pro Medicus Ltd.	157,976	7,524,860
	Propel Funeral Partners Ltd.	19,036	53,987
	PSC Insurance Group Ltd.	62,175	175,745
	PWR Holdings Ltd.	230,320	1,435,209
*	Qantas Airways Ltd.	1,018,755	3,191,661
	QBE Insurance Group Ltd.	1,642,147	16,283,702
	Qube Holdings Ltd.	3,861,608	6,548,204
	Ramelius Resources Ltd.	4,785,336	4,970,154
	Ramsay Health Care Ltd.	240,269	7,439,710
	REA Group Ltd.	76,214	6,996,801
*	ReadyTech Holdings Ltd.	19,841	45,330
#*	Red 5 Ltd.	7,944,693	1,601,445
††	Red River Resources Ltd.	74,847	650
#*	Redbubble Ltd.	292,262	104,240
	Reece Ltd.	296,536	3,306,291
#	Regis Healthcare Ltd.	591,209	937,805
*	Regis Resources Ltd.	3,634,722	3,934,782
	Reject Shop Ltd.	143,024	471,701
	Reliance Worldwide Corp. Ltd.	2,806,829	6,256,309
#	Resimac Group Ltd.	61,700	35,219
*	Resolute Mining Ltd.	9,994,897	2,257,438
*	Retail Food Group Ltd.	1,001,267	30,567
	Ridley Corp. Ltd.	1,245,370	1,749,883
	Rio Tinto Ltd.	690,790	51,600,681
*	RPMGlobal Holdings Ltd.	183,650	167,754
*††	Salmat Ltd.	68,805	0
*	Sandfire Resources Ltd.	2,806,874	10,647,173
	Santos Ltd.	9,812,137	47,877,895
	SEEK Ltd.	281,837	3,718,184
#	Select Harvests Ltd.	1,063,757	2,616,593

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Servcorp Ltd.	216,214	$411,765
#	Service Stream Ltd.	2,954,803	1,650,743
	Seven Group Holdings Ltd.	417,172	7,372,104
*	Seven West Media Ltd.	4,756,155	801,939
	SG Fleet Group Ltd.	304,714	490,374
	Shaver Shop Group Ltd.	400,656	260,637
#*	Sierra Rutile Holdings Ltd.	1,194,639	129,376
	Sigma Healthcare Ltd.	4,968,534	2,038,108
*	Silver Lake Resources Ltd.	4,249,861	2,795,361
*	Silver Mines Ltd.	561,109	61,801
	Sims Ltd.	815,632	6,501,708
	SmartGroup Corp. Ltd.	462,315	2,527,578
#	Solvar Ltd.	1,027,313	727,318
	Sonic Healthcare Ltd.	1,133,178	20,749,687
#	South32 Ltd., ADR.	442,261	4,736,615
	South32 Ltd.	11,464,339	24,526,599
	Southern Cross Electrical Engineering Ltd.	121,852	61,482
#	Southern Cross Media Group Ltd.	1,129,009	649,015
	Spartan Resources Ltd.	95,159	24,749
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	178,630	70,448
#*	St Barbara Ltd.	4,245,215	467,820
*	Star Entertainment Group Ltd.	11,070,608	3,739,836
	Steadfast Group Ltd.	1,513,034	5,202,934
*	Strandline Resources Ltd.	1,026,220	61,843
#*	Strike Energy Ltd.	1,401,126	347,937
	Suncorp Group Ltd.	1,892,208	16,105,788
#*	Sunland Group Ltd.	273,202	12,651
*	Sunstone Metals Ltd.	1,744,799	19,912
	Super Retail Group Ltd.	1,021,565	8,595,762
#*	Superloop Ltd.	1,345,064	520,307
#	Symbio Holdings Ltd.	108,375	188,699
#*	Syrah Resources Ltd.	2,230,746	948,684
	Tabcorp Holdings Ltd.	8,398,373	4,144,001
	Technology One Ltd.	1,089,090	10,099,992
	Telstra Group Ltd.	5,778,683	14,012,598
	Telstra Group Ltd., ADR	33,618	403,080
#*	Temple & Webster Group Ltd.	73,231	261,516
#††	Ten Sixty Four Ltd.	1,871,019	249,245
#	Terracom Ltd.	2,027,778	477,905
	TPG Telecom Ltd.	960,066	3,166,946
	Transurban Group	1,309,100	9,855,543
	Treasury Wine Estates Ltd.	1,206,050	9,257,198
#*	Tuas Ltd.	842,979	1,113,894
*	Tyro Payments Ltd.	784,372	431,592
#	Universal Store Holdings Ltd.	8,603	18,337
	Ventia Services Group Pty. Ltd.	216,546	378,474
*††	Virgin Australia Holdings Pty. Ltd.	3,195,173	0
Ω	Viva Energy Group Ltd.	3,684,599	6,634,930
#*	Vulcan Energy Resources Ltd.	3,508	4,638
*	Webjet Ltd.	625,196	2,429,502
	Wesfarmers Ltd.	867,784	27,919,911
*	West African Resources Ltd.	3,050,341	1,417,304
*	Westgold Resources Ltd.	2,603,992	3,408,353
	Westpac Banking Corp.	2,755,303	36,182,006
	Whitehaven Coal Ltd.	3,549,376	16,718,576
#*	Widgie Nickel Ltd.	130,825	15,397
	WiseTech Global Ltd.	95,146	3,542,405
#	Woodside Energy Group Ltd., ADR	460,399	10,018,282

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Woodside Energy Group Ltd.	2,889,102	$62,928,276
	Woolworths Group Ltd.	1,001,067	22,408,652
	Worley Ltd.	698,311	7,299,774
#	Xanadu Mines Ltd.	994,061	40,401
#*	Xero Ltd.	40,361	2,759,369
	XRF Scientific Ltd.	210,943	131,984
#	Yancoal Australia Ltd.	1,275,266	3,915,998
#*	Zip Co. Ltd.	333,930	61,086

TOTAL AUSTRALIA			1,769,529,034

AUSTRIA — (0.5%)
	Addiko Bank AG	9,380	125,896
	Agrana Beteiligungs AG	74,762	1,190,282
	ANDRITZ AG	291,281	13,407,402
	AT&S Austria Technologie & Systemtechnik AG	166,746	4,186,329
Ω	BAWAG Group AG	250,872	11,173,936
	CA Immobilien Anlagen AG	131,022	4,430,274
	DO & Co. AG	34,261	4,003,126
	Erste Group Bank AG	575,056	20,592,334
*	Eurotelesites AG	148,219	498,721
	EVN AG	168,166	4,568,973
*	FACC AG	27,713	169,157
*	Immofinanz AG	82,102	1,652,807
*	Immofinanz AG	223,231	0
*	Kapsch TrafficCom AG	10,948	103,172
*	Lenzing AG	62,874	2,448,141
	Mayr Melnhof Karton AG	22,086	2,598,386
	Oberbank AG	5,628	378,758
	Oesterreichische Post AG	143,438	4,572,519
	OMV AG	410,752	18,014,848
	Palfinger AG	44,518	1,074,160
	POLYTEC Holding AG	68,337	289,281
	Porr Ag	65,497	784,661
*	Raiffeisen Bank International AG	367,971	5,331,072
*	Rosenbauer International AG	4,139	133,577
*	S IMMO AG	2,042	27,481
	Schoeller-Bleckmann Oilfield Equipment AG	19,485	984,638
	Semperit AG Holding.	32,073	519,807
	Strabag SE	4,073	160,534
*	Telekom Austria AG, ADR	4,200	58,661
	Telekom Austria AG	592,878	4,139,951
	UBM Development AG	5,647	121,078
	UNIQA Insurance Group AG	254,250	2,052,906
	Verbund AG	59,817	5,197,304
	Vienna Insurance Group AG Wiener Versicherung Gruppe	183,810	4,935,020
	voestalpine AG	425,526	10,625,808
	Wienerberger AG	303,784	7,359,758
	Zumtobel Group AG	110,458	673,575

TOTAL AUSTRIA.			138,584,333

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	120,811	17,934,750
	Ageas SA	617,439	23,717,580
*	AGFA-Gevaert NV.	871,090	1,405,458
	Anheuser-Busch InBev SA	740,486	42,132,212
#	Anheuser-Busch InBev SA, Sponsored ADR	59,509	3,384,277
*	Argenx SE, ADR	5,187	2,435,660
*	Argenx SE	8,301	3,904,638

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Atenor	4,296	$61,159
	Azelis Group NV	122,506	2,089,386
	Barco NV	121,781	1,869,814
	Bekaert SA	233,229	9,443,537
	bpost SA	419,997	2,277,413
	Cie d’Entreprises CFE	55,505	389,572
	Colruyt Group NV	305,404	12,639,295
	Deceuninck NV	311,742	746,153
	Deme Group NV	48,192	4,458,964
	D’ieteren Group	18,376	2,729,585
	Econocom Group SA	467,119	1,146,077
	Elia Group SA	75,290	7,149,238
*	Euronav NV	672,796	12,041,578
	EVS Broadcast Equipment SA	55,732	1,570,518
	Fagron	299,114	5,256,646
*	Galapagos NV	179,988	5,988,427
	Gimv NV	113,600	4,392,831
	Greenyard NV	26,742	153,533
	Immobel SA	12,649	351,672
	Ion Beam Applications	22,967	225,993
	Jensen-Group NV	9,952	327,903
	KBC Group NV	788,136	43,374,943
#	Kinepolis Group NV	67,339	3,321,567
	Lotus Bakeries NV	1,492	11,053,264
	Melexis NV	99,446	7,320,778
#*	Ontex Group NV	343,013	2,509,803
*	Orange Belgium SA	147,475	2,113,334
	Proximus SADP	697,136	5,778,225
#	Recticel SA	205,388	1,847,600
	Roularta Media Group NV	8,176	102,973
	Shurgard Self Storage Ltd.	76,505	2,863,177
	Sipef NV	19,091	1,059,107
	Solvay SA	311,505	32,930,937
	Tessenderlo Group SA	168,785	4,913,744
	UCB SA	101,172	7,399,720
	Umicore SA	467,301	11,118,415
	Van de Velde NV	27,445	928,074
	VGP NV	38,943	3,170,224
	Viohalco SA	172,079	885,028
	What’s Cooking BV	2,086	145,329

TOTAL BELGIUM			313,060,111

CANADA — (10.4%)
*	5N Plus, Inc.	184,324	438,629
	Acadian Timber Corp.	48,264	540,153
	ADENTRA, Inc.	14,282	261,592
*	Advantage Energy Ltd.	1,595,432	11,585,362
	Aecon Group, Inc.	304,780	2,241,757
	Africa Oil Corp.	463,708	856,025
	Ag Growth International, Inc.	43,858	1,539,260
	AGF Management Ltd., Class B	473,384	2,225,681
	Agnico Eagle Mines Ltd.	963,219	45,178,940
#*	Aimia, Inc.	202,936	469,749
#*	Air Canada	294,439	3,552,165
#	AirBoss of America Corp.	95,983	260,938
	Alamos Gold, Inc., Class A	1,601,190	19,824,622
#	Algoma Central Corp.	16,660	176,481
#	Algonquin Power & Utilities Corp.	940,499	4,733,125
	Alimentation Couche-Tard, Inc.	792,230	43,126,333

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	AltaGas Ltd.	823,270	$15,292,904
	Altius Minerals Corp.	93,389	1,367,752
*	Altius Renewable Royalties Corp.	18,533	95,421
	Altus Group Ltd.	52,867	1,795,591
#*	Americas Gold & Silver Corp.	51,477	12,807
	Amerigo Resources Ltd.	422,574	359,573
#	Andlauer Healthcare Group, Inc.	46,499	1,302,341
#	Andrew Peller Ltd., Class A	102,169	273,335
	ARC Resources Ltd.	2,123,247	34,158,754
#*	Argonaut Gold, Inc.	1,405,841	506,883
#*	Aritzia, Inc.	347,725	5,408,638
	Atco Ltd., Class I	165,029	4,230,597
*	Athabasca Oil Corp.	1,924,656	5,718,105
*	ATS Corp.	189,710	6,388,648
#*	Aurora Cannabis, Inc.	144,010	63,533
*	AutoCanada, Inc.	176,932	3,058,273
	B2Gold Corp.	6,228,009	19,940,406
	Badger Infrastructure Solution	169,136	4,479,802
#*	Ballard Power Systems, Inc.	565,109	1,883,836
#	Bank of Montreal	775,898	58,619,094
	Bank of Nova Scotia	1,288,315	52,144,800
#	Barrick Gold Corp.	1,356,024	21,697,297
#*	Bausch & Lomb Corp.	8,994	145,163
*	Bausch Health Cos., Inc.	662,586	4,518,837
	Baytex Energy Corp.	1,284,776	5,558,793
	BCE, Inc.	111,114	4,125,403
#	Birchcliff Energy Ltd.	1,364,140	7,535,109
	Bird Construction, Inc.	160,693	1,235,253
	Black Diamond Group Ltd.	272,198	1,232,669
#*	BlackBerry Ltd.	438,584	1,570,131
	BMTC Group, Inc.	7,200	70,092
*	Bombardier, Inc., Class A	4,940	158,807
*	Bombardier, Inc., Class B	187,188	6,005,404
#*	Bonterra Energy Corp.	136,052	673,024
	Boralex, Inc., Class A	171,216	3,186,649
	Boyd Group Services, Inc.	66,322	11,307,381
	Bridgemarq Real Estate Services	32,200	261,222
	Brookfield Corp.	105,111	3,062,185
#	Brookfield Corp., Class A	944,876	27,543,135
	Brookfield Infrastructure Corp., Class A	197,338	5,081,635
#	BRP, Inc.	95,423	6,449,611
*	CAE, Inc.	322,493	6,728,003
*	Calfrac Well Services Ltd.	44,963	166,980
	Calian Group Ltd.	26,349	943,757
#	Cameco Corp.	188,469	7,710,267
	Canaccord Genuity Group, Inc.	521,257	2,695,086
#	Canacol Energy Ltd.	113,536	561,641
#*	Canada Goose Holdings, Inc.	177,697	1,971,454
#	Canadian Imperial Bank of Commerce.	1,237,186	43,635,377
#	Canadian National Railway Co.	380,202	40,218,698
#	Canadian Natural Resources Ltd.	1,628,940	103,486,558
	Canadian Pacific Kansas City Ltd.	189,662	13,460,312
#	Canadian Tire Corp. Ltd., Class A	208,541	20,114,977
#	Canadian Utilities Ltd., Class A	210,188	4,447,028
	Canadian Western Bank	514,269	10,190,815
*	Canfor Corp.	369,067	3,773,838
*	Canfor Pulp Products, Inc.	157,874	206,059
#	Capital Power Corp.	336,369	8,608,427
*	Capstone Copper Corp.	3,589,481	12,217,307

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Cardinal Energy Ltd.	603,543	$3,229,340
#	Cargojet, Inc.	7,533	429,138
#	Cascades, Inc.	476,810	3,864,680
	CCL Industries, Inc., Class B	350,486	13,703,516
*	Celestica, Inc.	611,467	14,276,370
#	Cenovus Energy, Inc.	2,137,492	40,764,547
	Centerra Gold, Inc.	1,113,802	5,662,379
	CES Energy Solutions Corp.	1,158,329	3,032,078
*	CGI, Inc.	278,166	26,841,119
#	Chesswood Group Ltd.	31,923	149,630
	CI Financial Corp.	770,043	6,979,946
*	Cineplex, Inc.	2,825	16,990
	Clairvest Group, Inc.	516	26,791
	Cogeco Communications, Inc.	99,357	3,913,380
	Cogeco, Inc.	30,078	1,022,446
#	Colliers International Group, Inc.	96,657	8,768,886
	Computer Modelling Group Ltd.	387,353	2,558,611
*	Conifex Timber, Inc.	32,928	14,484
	Constellation Software, Inc.	20,401	40,897,771
	Corby Spirit & Wine Ltd.	40,385	383,829
#	Corus Entertainment, Inc., Class B	1,444,025	666,433
	Crescent Point Energy Corp.	2,601,475	20,855,614
*	Crew Energy, Inc.	1,904,284	8,500,103
#*	Cronos Group, Inc.	440,663	797,540
	Definity Financial Corp.	62,561	1,729,648
#*	Denison Mines Corp.	1,668,715	2,671,388
*	Descartes Systems Group, Inc.	58,898	4,255,324
	Dexterra Group, Inc.	149,186	598,142
	Dollarama, Inc.	378,492	25,846,903
	Doman Building Materials Group Ltd.	338,569	1,645,542
#*	Dorel Industries, Inc., Class B	171,748	668,786
	DREAM Unlimited Corp., Class A	143,174	1,747,926
	Dundee Precious Metals, Inc.	869,587	5,700,051
	Dye & Durham Ltd.	68,293	398,407
#	ECN Capital Corp.	963,830	1,334,454
	E-L Financial Corp. Ltd.	538	330,028
*	Eldorado Gold Corp.	850,811	9,202,558
	Element Fleet Management Corp.	1,749,325	23,664,927
#	Emera, Inc.	296,289	9,704,306
	Empire Co. Ltd., Class A	567,765	15,558,010
#	Enbridge, Inc.	926,466	29,683,972
	Endeavour Mining PLC	558,638	11,428,567
#*	Endeavour Silver Corp.	405,095	868,306
	Enerflex Ltd.	583,557	2,322,866
#*	Energy Fuels, Inc.	205,896	1,646,576
	Enerplus Corp.	1,117,485	18,896,679
	Enghouse Systems Ltd.	164,792	3,869,210
*	Ensign Energy Services, Inc.	744,722	1,364,048
#	EQB, Inc.	149,356	7,412,064
#*	Equinox Gold Corp.	1,054,057	4,633,205
*	ERO Copper Corp.	188,328	2,555,699
	Evertz Technologies Ltd.	126,336	1,143,333
	Exchange Income Corp.	100,991	3,106,015
#	Exco Technologies Ltd.	126,252	650,948
#	Extendicare, Inc.	282,154	1,192,300
	Fairfax Financial Holdings Ltd.	51,959	43,239,405
#	Fiera Capital Corp.	275,463	925,659
	Finning International, Inc.	668,984	17,926,407
	Firm Capital Mortgage Investment Corp.	141,418	972,870

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	First Majestic Silver Corp.	595,060	$3,064,454
	First National Financial Corp.	76,935	1,919,561
	First Quantum Minerals Ltd.	922,566	10,690,923
	FirstService Corp.	100,965	14,284,055
*	Fission Uranium Corp.	1,807,387	1,212,093
*	Foraco International SA	219,150	287,617
	Forsys Metals Corp.	1,500	736
#	Fortis, Inc.	404,962	16,083,862
#*	Fortuna Silver Mines, Inc.	1,564,589	4,390,164
#	Franco-Nevada Corp.	41,160	5,002,998
#	Freehold Royalties Ltd.	515,144	5,304,674
*	Frontera Energy Corp.	108,190	917,479
#*	Galiano Gold, Inc.	738,913	383,643
	Gamehost, Inc.	83,742	541,674
*	GDI Integrated Facility Services, Inc.	27,521	742,030
#	Gear Energy Ltd.	537,509	317,835
	George Weston Ltd.	165,396	17,940,412
	GFL Environmental, Inc.	293,504	8,458,785
#	Gibson Energy, Inc.	587,038	8,919,337
	Gildan Activewear, Inc.	521,145	14,805,013
#	goeasy Ltd.	81,451	6,460,869
#	GoldMoney, Inc.	9,639	58,945
#*	Gran Tierra Energy, Inc.	192,140	1,183,251
#	Great-West Lifeco, Inc.	706,631	19,577,258
	Guardian Capital Group Ltd., Class A	18,706	534,977
*	H2O Innovation, Inc.	73,800	224,580
	Hammond Power Solutions, Inc.	21,700	1,109,607
	Headwater Exploration, Inc.	436,714	2,349,296
*	Heroux-Devtek, Inc.	164,514	1,815,081
	High Liner Foods, Inc.	114,391	871,904
#	HLS Therapeutics, Inc.	1,000	3,634
#	Hudbay Minerals, Inc.	2,516,716	10,979,723
Ω	Hydro One Ltd.	274,288	7,112,599
#*	i-80 Gold Corp.	413,213	569,127
	iA Financial Corp., Inc.	467,517	27,203,134
*	IAMGOLD Corp.	2,715,226	6,950,822
#	IGM Financial, Inc.	214,627	4,831,913
#*	Imperial Metals Corp.	164,385	248,933
#	Imperial Oil Ltd.	338,980	19,318,470
	Information Services Corp.	30,209	445,483
	Innergex Renewable Energy, Inc.	369,436	2,275,095
	InPlay Oil Corp.	17,292	32,046
	Intact Financial Corp.	193,115	27,132,884
*	Interfor Corp.	325,218	4,012,605
*	Invesque, Inc.	89,083	27,170
*	Ivanhoe Mines Ltd., Class A	326,973	2,409,709
Ω	Jamieson Wellness, Inc.	72,240	1,186,158
*	K92 Mining, Inc.	341,756	1,232,219
*	Karora Resources, Inc.	105,920	315,449
	K-Bro Linen, Inc.	31,864	726,547
*	Kelt Exploration Ltd.	835,753	4,749,042
#	Keyera Corp.	564,475	13,127,326
*	Kinaxis, Inc.	62,216	6,075,566
	Kinross Gold Corp.	6,236,551	32,560,035
*	Knight Therapeutics, Inc.	420,995	1,381,307
*	Kolibri Global Energy, Inc.	16,602	70,275
#	KP Tissue, Inc.	37,940	258,268
	Labrador Iron Ore Royalty Corp.	228,697	5,029,932
#*	Laramide Resources Ltd.	26,500	11,848

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Largo, Inc.	59,040	$138,367
	Lassonde Industries, Inc., Class A	7,685	763,928
#	Laurentian Bank of Canada.	305,912	5,603,147
	Leon’s Furniture Ltd.	123,748	1,512,550
#*	Lightspeed Commerce, Inc.	441,462	5,500,617
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	295,689	12,784,938
#*	Lion Electric Co.	32,068	50,347
	Loblaw Cos. Ltd.	245,278	20,060,854
#	Logan Energy Corp.	29,346	21,162
	Logistec Corp., Class B	1,200	54,732
#*	Lucara Diamond Corp.	1,820,013	446,226
	Lundin Gold, Inc.	265,606	3,202,403
	Lundin Mining Corp.	3,077,552	19,218,749
	Magellan Aerospace Corp.	81,601	431,910
	Magna International, Inc.	1,025,071	49,281,071
*	Mainstreet Equity Corp.	18,373	1,785,960
*	Major Drilling Group International, Inc.	473,974	2,508,721
*	Mandalay Resources Corp.	42,348	51,303
	Manulife Financial Corp.	1,805,421	31,449,052
	Maple Leaf Foods, Inc.	167,997	3,344,797
	Martinrea International, Inc.	474,603	3,911,817
*	Maxim Power Corp.	24,537	76,615
*	MDA Ltd.	27,863	230,459
	Medical Facilities Corp.	168,105	1,112,821
*	MEG Energy Corp.	1,399,817	27,658,183
	Melcor Developments Ltd.	8,941	72,340
*††	Mercator Minerals Ltd.	131,933	0
	Methanex Corp.	304,201	12,553,271
	Metro, Inc.	309,398	15,715,881
*	Moneta Gold, Inc.	21,900	12,634
	Morguard Corp.	11,735	859,001
#	MTY Food Group, Inc.	63,065	2,372,980
#	Mullen Group Ltd.	452,637	4,295,441
	National Bank of Canada	879,291	54,669,169
	Neo Performance Materials, Inc.	35,818	176,927
*	New Gold, Inc.	4,776,043	5,820,453
	NFI Group, Inc.	130,598	1,220,516
	North American Construction Group Ltd.	139,699	2,876,381
	North West Co., Inc.	214,359	5,465,826
	Northland Power, Inc.	631,841	8,880,174
	Nutrien Ltd.	924,837	49,664,607
	Nuvei Corp.	71,151	988,287
*	NuVista Energy Ltd.	1,034,258	10,031,203
#*	Obsidian Energy Ltd.	105,936	900,620
	OceanaGold Corp.	3,970,269	6,642,166
	Onex Corp.	259,023	14,516,869
#	Open Text Corp.	235,808	7,874,811
*††	Orbite Technologies, Inc.	174,500	0
#	Organigram Holdings, Inc.	34,983	36,732
*	Orla Mining Ltd.	250,983	773,028
	Osisko Gold Royalties Ltd.	516,108	6,308,281
#*	Osisko Mining, Inc.	924,589	1,793,506
#	Pan American Silver Corp.	1,552,994	22,688,995
	Paramount Resources Ltd., Class A	380,813	9,152,684
	Parex Resources, Inc.	734,677	14,081,640
	Park Lawn Corp.	134,996	1,587,730
	Parkland Corp.	594,746	17,999,992
	Pason Systems, Inc.	276,912	2,653,802

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Pembina Pipeline Corp.	1,103,749	$33,972,096
#	Petrus Resources Ltd.	29,921	24,813
#	Peyto Exploration & Development Corp.	858,945	9,043,154
	PHX Energy Services Corp.	163,882	869,783
*	Pieridae Energy Ltd.	200	76
#	Pine Cliff Energy Ltd.	408,078	453,175
	Pizza Pizza Royalty Corp.	128,187	1,221,093
	Polaris Renewable Energy, Inc.	93,078	875,910
#	Pollard Banknote Ltd.	27,696	554,220
	PrairieSky Royalty Ltd.	645,206	11,329,199
*	Precision Drilling Corp.	69,220	4,012,662
	Premium Brands Holdings Corp.	128,790	8,291,596
	Primo Water Corp.	652,203	8,516,812
#	Quarterhill, Inc.	669,960	724,673
	Quebecor, Inc., Class B	464,603	9,585,211
#*	Questerre Energy Corp., Class A	145,025	21,962
	RB Global, Inc.	126,201	8,254,092
#*	Real Matters, Inc.	4,105	14,475
#	Restaurant Brands International, Inc.	230,473	15,486,622
*	RF Capital Group, Inc.	11,366	42,373
#	Richelieu Hardware Ltd.	183,991	5,503,477
	Rogers Communications, Inc., Class B	601,848	22,300,284
	Rogers Sugar, Inc.	221,936	824,208
	Royal Bank of Canada	1,705,344	136,217,983
	Russel Metals, Inc.	316,101	7,875,457
*	Sangoma Technologies Corp.	20,967	63,048
	Saputo, Inc.	306,902	6,196,687
#	Savaria Corp.	64,756	579,033
#*	Seabridge Gold, Inc.	113,526	1,244,245
	Secure Energy Services, Inc.	1,082,682	6,011,647
*	Shawcor Ltd.	310,573	3,251,862
*	Shopify, Inc., Class A	96,740	4,565,161
	Sienna Senior Living, Inc.	132,155	955,843
*	SilverCrest Metals, Inc.	250,177	1,243,380
#Ω	Sleep Country Canada Holdings, Inc.	149,763	2,361,865
	SNC-Lavalin Group, Inc.	385,321	10,703,130
*	SNDL, Inc.	107,315	154,534
*††	Southern Pacific Resource Corp.	665,787	0
	Spartan Delta Corp.	14,673	47,191
Ω	Spin Master Corp.	106,353	2,542,349
#	Sprott, Inc.	33,919	983,673
#	SSR Mining, Inc.	1,233,433	17,079,643
	Stantec, Inc.	323,645	19,801,480
	Stelco Holdings, Inc.	110,860	3,124,146
	Stella-Jones, Inc.	241,267	12,637,920
*Ω	STEP Energy Services Ltd.	43,194	136,115
	StorageVault Canada, Inc.	217,086	673,135
#	Strathcona Resources Ltd.	4,453	87,214
	Sun Life Financial, Inc.	265,322	12,117,285
	Suncor Energy, Inc.	2,861,286	92,705,681
#*	SunOpta, Inc.	121,462	464,327
	Superior Plus Corp.	561,587	3,774,286
	Supremex, Inc.	20,200	61,179
	Surge Energy, Inc.	109,886	754,362
*	Taiga Building Products Ltd.	19,400	38,611
#	Tamarack Valley Energy Ltd.	1,398,189	4,224,562
#*	Taseko Mines Ltd.	1,015,054	1,083,310
#	TC Energy Corp.	1,306,271	44,999,757
	Teck Resources Ltd., Class A	4,800	170,297

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Teck Resources Ltd., Class B	1,186,474	$41,929,748
	TELUS Corp.	174,880	2,819,771
	TELUS Corp.	101,674	1,639,388
*	TELUS International CDA, Inc.	95,496	610,548
	TerraVest Industries, Inc.	5,281	124,680
	TFI International, Inc.	162,121	17,934,727
#	Thomson Reuters Corp.	38,801	4,649,017
	Tidewater Midstream & Infrastructure Ltd.	582,130	423,978
	Timbercreek Financial Corp.	184,837	769,071
	TMX Group Ltd.	380,382	7,921,711
#	Topaz Energy Corp.	85,315	1,304,257
*	Torex Gold Resources, Inc.	424,156	4,089,393
	Toromont Industries Ltd.	218,907	16,480,181
#	Toronto-Dominion Bank	1,126,111	62,893,367
	Total Energy Services, Inc.	206,121	1,230,705
	Tourmaline Oil Corp.	978,838	51,760,008
	TransAlta Corp.	390,820	2,860,802
	TransAlta Corp.	819,090	5,995,142
*	Transat AT, Inc., Class A	56,118	121,807
	Transcontinental, Inc., Class A	385,856	2,840,880
*††	Trevali Mining Corp.	258,153	0
	Trican Well Service Ltd.	1,729,123	5,847,907
	Tricon Residential, Inc.	679,007	4,499,932
	Triple Flag Precious Metals Corp.	65,264	836,360
*	Trisura Group Ltd.	75,038	1,649,805
	Vecima Networks, Inc.	4,100	48,428
#	Vermilion Energy, Inc.	861,297	12,422,402
	VersaBank	23,598	176,707
*	Victoria Gold Corp.	52,694	220,010
*	Viemed Healthcare, Inc.	100,781	635,928
	Wajax Corp.	116,151	2,501,005
	Waste Connections, Inc.	107,847	13,965,741
*	Well Health Technologies Corp.	33,250	88,715
*	Wesdome Gold Mines Ltd.	328,218	1,756,176
#	West Fraser Timber Co. Ltd.	310,998	20,987,048
	Western Forest Products, Inc.	1,695,684	880,398
	Westshore Terminals Investment Corp.	137,165	2,313,531
#	Wheaton Precious Metals Corp.	172,058	7,269,449
	Whitecap Resources, Inc.	2,548,357	19,681,202
#*	WildBrain Ltd.	386,389	378,936
	Winpak Ltd.	100,640	2,740,340
	WSP Global, Inc.	131,161	17,165,610
*	Yangarra Resources Ltd.	278,894	347,926
#	Yellow Pages Ltd.	64,383	539,949

TOTAL CANADA			2,902,738,597

CAYMAN ISLANDS — (0.0%)
	Chi Kan Holdings Ltd.	88,000	37,677

CHINA — (0.0%)
*	AustAsia Group Ltd.	164,016	34,322
	China Gold International Resources Corp. Ltd.	2,627,562	11,179,099
*	Fountain SET Holdings Ltd.	2,136,000	109,272
*	Goodbaby International Holdings Ltd.	189,000	9,559
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	2,769,000	147,787
	SIIC Environment Holdings Ltd.	4,557,680	648,554

TOTAL CHINA			12,128,593

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (2.8%)
*	ALK-Abello AS	428,767	$4,759,493
	Alm Brand AS	4,751,454	6,876,739
#*	Ambu AS, Class B	424,343	4,187,955
#	AP Moller - Maersk AS, Class A	2,922	4,770,928
	AP Moller - Maersk AS, Class B	3,717	6,193,380
*	Bang & Olufsen AS	533,253	652,185
	BankNordik P	1,342	30,159
#*	Bavarian Nordic AS	334,576	6,377,161
*	Brodrene Hartmann AS	11,932	594,056
	Carlsberg AS, Class B	172,967	20,613,017
#	cBrain AS	7,006	181,256
	Chemometec AS	36,908	1,526,858
	Chr Hansen Holding AS	285,294	19,468,373
	Coloplast AS, Class B	225,039	23,468,034
#	Columbus AS	474,800	410,514
	D/S Norden AS	136,347	7,746,737
	Danske Bank AS	1,144,970	26,859,528
*	Demant AS	320,822	12,242,418
	Dfds AS	186,840	5,397,279
#	Djurslands Bank AS	1,040	66,938
	DSV AS	158,358	23,665,199
	FLSmidth & Co. AS	223,791	8,392,819
	Fluegger Group AS	350	14,835
*	Genmab AS	63,851	18,049,581
*	GN Store Nord AS	596,168	9,947,952
	GronlandsBANKEN AS	33	2,878
	H Lundbeck AS	1,293,860	6,763,056
	H Lundbeck AS, Class A	95,579	432,373
*	H+H International AS, Class B	106,063	1,201,063
*	Harboes Bryggeri AS, Class B	2,462	21,969
#*	Huscompagniet AS	1,056	6,018
	ISS AS	776,587	11,239,142
	Jeudan AS	19,945	647,538
*	Jyske Bank AS	298,193	21,014,962
	Matas AS	213,459	2,779,250
#*	MT Hoejgaard Holding AS	328	4,933
#*Ω	Netcompany Group AS	187,911	5,879,516
*	Nilfisk Holding AS	67,973	1,092,749
*	NKT AS	270,343	13,592,634
*Ω	NNIT AS	67,735	778,123
#	North Media AS	20,687	167,627
#	Novo Nordisk AS, Sponsored ADR	1,177,766	113,736,863
	Novo Nordisk AS, Class B	1,773,052	171,057,332
	Novozymes AS, Class B	474,247	21,314,059
#*	NTG Nordic Transport Group AS, Class A	16,141	640,655
Ω	Orsted AS	101,755	4,916,711
	Pandora AS	396,363	44,955,690
	Parken Sport & Entertainment AS	10,398	182,739
	Per Aarsleff Holding AS	97,171	4,250,287
	Ringkjoebing Landbobank AS	151,066	20,590,106
	Rockwool AS, Class A	7,901	1,749,694
	Rockwool AS, Class B	38,344	8,532,412
	Royal Unibrew AS	238,392	17,244,975
#*	RTX AS	28,702	303,327
Ω	Scandinavian Tobacco Group AS, Class A	357,240	5,304,466
	Schouw & Co. AS	71,013	4,382,394
	Solar AS, Class B	25,629	1,529,431
	SP Group AS	9,780	277,418
	Spar Nord Bank AS	471,763	7,147,965

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Sparekassen Sjaelland-Fyn AS	7,233	$212,337
	Sydbank AS	381,764	16,583,698
*	TCM Group AS	8,463	47,233
	Tivoli AS	1,741	179,212
	Topdanmark AS	236,125	10,584,088
	TORM PLC, Class A	102,027	3,113,675
	Tryg AS	762,254	14,884,958
	UIE PLC	43,770	1,117,464
*	Vestas Wind Systems AS	822,134	17,819,562
*	Zealand Pharma AS	115,670	4,804,789

TOTAL DENMARK			775,580,765

FINLAND — (1.4%)
	Aktia Bank OYJ	204,365	1,930,398
	Alandsbanken Abp, Class B	1,250	42,059
#*	Alisa Pankki OYJ	1,367	25,820
	Alma Media OYJ	67,280	621,728
#	Anora Group OYJ	47,645	206,412
	Apetit OYJ	3,389	43,910
	Aspo OYJ	28,806	179,777
	Atria OYJ	77,416	853,434
#	Bittium OYJ	81,505	363,009
	Cargotec OYJ, Class B	197,492	7,795,429
	Caverion OYJ	60,053	542,427
#	Citycon OYJ	261,396	1,382,643
	Digia OYJ	28,994	153,452
	Elisa OYJ	376,622	15,978,327
Ω	Enento Group OYJ	27,827	495,222
	eQ OYJ	7,698	119,239
#	Evli OYJ, Class B	1,367	25,831
#*	Finnair OYJ	3,944,965	240,670
#	Fiskars OYJ Abp	99,282	1,520,645
	Fortum OYJ	1,547,773	18,377,373
	F-Secure OYJ	311,079	560,554
	Glaston OYJ Abp	11,415	8,659
#	Gofore OYJ	6,553	151,890
#	Harvia OYJ	47,384	1,167,622
#*	HKScan OYJ, Class A	213,312	169,358
	Huhtamaki OYJ	516,722	17,762,916
	Ilkka OYJ	29,672	92,338
*	Incap OYJ	41,965	264,519
	Kamux Corp.	20,796	112,346
	Kemira OYJ	688,522	11,147,897
	Kesko OYJ, Class A	183,830	3,168,858
	Kesko OYJ, Class B	1,296,571	21,926,947
	Kojamo OYJ	352,767	3,013,628
	Kone OYJ, Class B	431,363	18,679,468
	Konecranes OYJ	367,597	12,052,856
#	Lassila & Tikanoja OYJ	163,020	1,615,919
*	Mandatum OYJ	395,918	1,529,899
	Marimekko OYJ	97,231	1,122,047
	Metsa Board OYJ, Class B	684,788	5,184,982
	Metso OYJ	1,666,962	14,686,650
	Musti Group OYJ	62,648	1,236,025
	Neste OYJ	406,580	13,664,309
	Nokia OYJ	3,901,135	12,979,152
#	Nokia OYJ, Sponsored ADR	2,495,826	8,261,184
#	Nokian Renkaat OYJ	695,310	5,258,325
	Nordea Bank Abp	2,887,821	30,417,154

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Olvi OYJ, Class A	45,611	$1,350,219
	Oma Saastopankki OYJ	19,265	424,137
	Oriola OYJ, Class B	683,984	668,422
	Orion OYJ, Class A	13,376	530,968
	Orion OYJ, Class B	440,437	17,523,011
#	Outokumpu OYJ	1,858,800	7,627,177
*	Pihlajalinna OYJ	40,689	317,232
#	Ponsse OYJ	51,491	1,353,308
	Puuilo OYJ	84,448	707,149
*	QT Group OYJ	40,996	2,398,085
	Raisio OYJ, Class V	423,228	888,122
	Rapala VMC OYJ	25,862	76,595
	Revenio Group OYJ	68,374	1,590,870
	Sampo OYJ, Class A	395,918	15,570,983
	Sanoma OYJ	480,992	3,724,077
	Scanfil OYJ	13,154	106,208
*	Stockmann OYJ Abp, Class B	18,522	43,082
	Stora Enso OYJ, Class R	1,505,237	18,090,533
#	Suominen OYJ	10,369	29,389
	Taaleri OYJ	8,127	72,559
	Talenom OYJ	29,356	159,303
*	Teleste OYJ	20,343	65,704
Ω	Terveystalo OYJ	253,232	1,751,442
	TietoEVRY OYJ	490,225	10,284,694
	Tokmanni Group Corp.	186,812	2,522,634
	UPM-Kymmene OYJ	918,643	30,936,145
	Uponor OYJ	295,787	8,961,631
	Vaisala OYJ, Class A	57,747	1,967,886
	Valmet OYJ	664,716	14,917,121
#	Verkkokauppa.com OYJ	8,621	22,188
	Wartsila OYJ Abp	845,801	10,093,357
#*	WithSecure OYJ	161,486	145,450
#	YIT OYJ	644,867	1,147,501

TOTAL FINLAND			393,200,489

FRANCE — (8.1%)
	ABC arbitrage	151,497	775,503
	Accor SA	436,148	13,914,255
	Aeroports de Paris SA	90,960	10,214,694
	Air Liquide SA	217,694	37,302,338
	Airbus SE	379,683	50,906,433
	AKWEL SADIR	54,859	843,842
Ω	ALD SA	314,951	2,118,471
#	Alstom SA	867,169	11,743,603
	Altamir	45,949	1,230,352
	Alten SA	117,527	13,883,228
Ω	Amundi SA	164,995	8,619,227
*Ω	Aramis Group SAS	14,986	51,103
	Arkema SA	293,000	27,454,913
	Assystem SA	32,419	1,295,593
#*	Atos SE	285,599	2,002,559
	Aubay	32,832	1,100,308
	AXA SA	1,203,546	35,661,579
	Axway Software SA	27,334	659,249
#*	Bastide le Confort Medical	13,234	292,255
	Beneteau SACA	160,405	1,935,464
#*	Bigben Interactive	76,728	226,985
	BioMerieux	83,314	7,999,178
	BNP Paribas SA	876,864	50,423,190

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Boiron SA	27,994	$1,167,846
	Bollore SE	1,667,728	9,104,202
	Bonduelle SCA	75,574	800,457
*††	Bourbon Corp. SA	56,660	0
	Bouygues SA	926,243	32,584,309
	Bureau Veritas SA	852,511	19,418,304
	Capgemini SE	373,745	66,051,513
	Carrefour SA	1,503,218	26,353,607
	Catana Group	91,952	555,850
	CBo Territoria	2,301	8,594
*	Cegedim SA	37,708	686,297
*	CGG SA	3,734,210	2,642,222
#	Chargeurs SA	98,128	761,635
	Cie de Saint-Gobain SA	955,465	52,009,934
	Cie des Alpes	106,992	1,503,135
	Cie Generale des Etablissements Michelin SCA	1,655,213	49,173,814
	Cie Plastic Omnium SE	305,118	3,430,751
#*	Claranova SE	70,358	101,839
#	Clariane SE	364,097	1,375,888
	Coface SA	680,985	8,216,279
	Credit Agricole SA	1,159,589	14,001,912
	Danone SA	382,440	22,751,531
	Dassault Aviation SA	27,905	5,547,213
	Dassault Systemes SE	180,343	7,428,936
#*	DBV Technologies SA	35,620	80,394
	Derichebourg SA	616,911	2,674,160
	Edenred SE	352,201	18,748,176
	Eiffage SA	452,202	41,037,584
*	Ekinops SAS	16,325	75,201
	Electricite de Strasbourg SA.	1,257	125,732
#*Ω	Elior Group SA	555,988	1,054,932
	Elis SA	998,555	16,376,279
	Engie SA	1,786,084	28,407,459
	Equasens	14,564	997,835
	Eramet SA	42,089	2,914,595
*	ESI Group	90	14,190
	EssilorLuxottica SA	118,582	21,473,236
#	Esso SA Francaise	10,411	638,926
	Etablissements Maurel et Prom SA	314,403	1,871,451
	Eurazeo SE	108,004	6,088,904
*	Euroapi SA	18,789	98,456
	Eurofins Scientific SE	415,649	21,088,269
Ω	Euronext NV	253,109	17,651,460
#	Eutelsat Communications SACA	948,501	4,050,361
*	Exclusive Networks SA	11,731	186,547
	Exel Industries SA, Class A	6,839	324,284
	Fnac Darty SA	72,240	1,697,793
*	Forvia SE	636,727	10,732,524
*	Gaumont SA	768	78,984
	Gaztransport Et Technigaz SA	131,436	16,811,981
	GEA	181	19,346
	Getlink SE	711,331	11,487,063
	GL Events SACA	46,334	791,648
	Groupe Crit SA	22,390	1,469,113
	Groupe SFPI	7,834	12,413
#	Guerbet	32,299	591,286
	Guillemot Corp.	18,369	109,909
#*	Haulotte Group SA	54,664	123,321
	Hermes International SCA	23,367	43,598,734

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	ID Logistics Group SACA	11,923	$3,230,609
	Imerys SA	181,226	4,805,264
	Infotel SA	1,863	85,588
	Interparfums SA	17,718	836,961
	Ipsen SA	133,207	15,744,059
	IPSOS SA	210,980	10,253,102
	Jacquet Metals SACA	69,953	1,110,680
*	JCDecaux SE	262,483	4,106,358
	Kaufman & Broad SA	90,512	2,408,241
	Kering SA	75,210	30,588,020
#*	La Francaise De L’energie SACA	2,920	124,219
Ω	La Francaise des Jeux SAEM	333,180	10,747,366
	Laurent-Perrier	7,300	911,646
#	Lectra	102,730	2,603,408
	Legrand SA	238,465	20,628,740
	Linedata Services	3,879	212,692
	LISI SA	40,903	946,901
#	LNA Sante SA	27,399	587,681
	L’Oreal SA	157,365	66,145,302
*	Lumibird	1,775	25,450
	LVMH Moet Hennessy Louis Vuitton SE	247,349	177,084,653
Ω	Maisons du Monde SA	144,638	727,328
#	Manitou BF SA	37,916	800,283
	Mersen SA	106,696	3,542,580
	Metropole Television SA	161,375	2,022,666
#*	Nacon SA	48,384	74,299
Ω	Neoen SA	139,618	3,686,880
	Nexans SA	141,630	10,032,952
	Nexity SA	211,889	2,960,612
	NRJ Group	87,380	595,593
	Oeneo SA	141,672	1,949,644
#	Orange SA, Sponsored ADR	127,541	1,496,056
	Orange SA	7,245,203	85,218,380
	Pernod Ricard SA	76,459	13,577,309
*	Pierre Et Vacances SA	217,199	291,552
#*	Plastiques Du Val De Loire	45,034	112,484
#*	Prodways Group SA	20,972	20,643
	Publicis Groupe SA, ADR	50,924	969,593
	Publicis Groupe SA	495,805	37,752,228
	Quadient SA	182,416	3,813,815
#*††	Recylex SA	65,252	0
	Renault SA	584,382	20,502,585
	Rexel SA	1,263,618	25,806,585
	Robertet SA	1,503	1,223,963
	Rubis SCA	239,430	5,213,000
	Safran SA	245,966	38,424,677
	Samse SACA	989	164,367
	Sanofi SA, ADR	244,541	11,065,480
	Sanofi SA	429,847	39,032,788
	Sartorius Stedim Biotech	15,629	2,926,106
	Savencia SA	21,999	1,289,765
	Schneider Electric SE	215,688	33,186,379
	SCOR SE	817,856	24,416,638
	SEB SA	108,642	10,743,207
	Seche Environnement SACA	12,843	1,323,569
	SES SA	1,900,136	11,086,330
#*	SES-imagotag SA	7,941	795,046
*Ω	SMCP SA	201,866	717,614
	Societe BIC SA	126,487	7,939,358

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	$83,066
	Societe Generale SA	1,232,618	27,699,111
	Societe LDC SADIR	1,006	131,981
	Societe pour l’Informatique Industrielle	35,503	1,688,943
	Sodexo SA	204,988	21,693,589
	Sodexo SA, Sponsored ADR	3,340	70,775
	Sodexo, Inc.	8,908	941,425
*	SOITEC	63,115	9,420,522
	Sopra Steria Group SACA	81,165	14,571,967
	SPIE SA	573,612	15,084,566
	Stef SA	22,404	2,409,311
	STMicroelectronics NV	933,669	35,591,547
	STMicroelectronics NV	12,660	480,827
	Sword Group	35,961	1,307,072
	Synergie SE	44,846	1,406,899
	Technip Energies NV	605,692	13,270,559
#	Teleperformance SE	123,471	14,204,307
	Television Francaise 1 SA	223,664	1,577,931
	TFF Group	331	14,595
	Thales SA	138,326	20,413,814
	Thermador Groupe	15,267	1,085,078
#	Tikehau Capital SCA	24,876	513,288
	Totalenergies EP Gabon	1,958	329,414
#	TotalEnergies SE, Sponsored ADR	215,223	14,333,852
	TotalEnergies SE	4,052,320	270,927,956
	Trigano SA	45,634	5,992,509
*	Ubisoft Entertainment SA	411,426	11,731,310
	Valeo SE	1,023,066	13,517,862
*	Vallourec SACA	675,207	8,109,491
#*	Vantiva SA	32,191	4,402
	Veolia Environnement SA	597,619	16,374,997
Ω	Verallia SA	323,028	10,503,710
	Vetoquinol SA	3,791	319,670
	Vicat SACA	84,188	2,584,854
	VIEL & Cie SA	79,165	664,958
	Vinci SA	533,897	59,035,350
	Virbac SACA	13,467	3,866,756
	Vivendi SE	1,650,633	14,802,050
#*	Voltalia SA	45,563	381,034
	Vranken-Pommery Monopole SA	9,140	149,991
	Wavestone	26,391	1,200,492
*Ω	Worldline SA	414,872	5,275,479
*Ω	X-Fab Silicon Foundries SE	237,327	2,150,237
*	Xilam Animation SA	147	675

TOTAL FRANCE			2,264,440,452

GERMANY — (6.3%)
	1&1 AG	202,873	3,489,671
	7C Solarparken AG	201,783	691,555
*	About You Holding SE	17,742	73,870
	Adesso SE	11,057	1,045,331
	adidas AG	107,827	19,172,480
*	Adtran Networks SE	25,248	534,086
	All for One Group SE	4,539	175,893
#	Allgeier SE	19,044	430,039
	Allianz SE	264,267	61,902,560
	Allianz SE, ADR	59,520	1,389,792
	Amadeus Fire AG	15,616	1,803,240
#*	Aroundtown SA	1,762,235	3,982,341

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Atoss Software AG	15,927	$3,365,002
Ω	Aumann AG	3,278	43,743
	Aurubis AG	182,838	15,072,600
#*Ω	Auto1 Group SE	121,894	717,498
	BASF SE	1,115,600	51,548,695
	Basler AG	36,541	302,051
	Bayer AG	1,569,802	67,828,881
	Bayerische Motoren Werke AG	511,836	47,602,955
	BayWa AG	74,922	2,501,070
	Bechtle AG	329,140	14,710,191
Ω	Befesa SA	112,717	3,297,360
	Beiersdorf AG	25,328	3,331,138
	Bertrandt AG	26,407	1,273,498
	Bijou Brigitte AG	19,914	732,125
	Bilfinger SE	135,962	4,989,896
#*	Borussia Dortmund GmbH & Co. KGaA	420,896	1,656,561
#	BRANICKS Group AG	167,695	693,926
	Brenntag SE	473,399	35,202,705
#	CANCOM SE	113,008	2,821,392
	Carl Zeiss Meditec AG	36,333	3,154,884
*	Ceconomy AG	762,995	1,451,768
	CENIT AG	41,872	525,979
	Cewe Stiftung & Co. KGAA	37,588	3,411,299
	Commerzbank AG	2,238,870	24,147,453
	CompuGroup Medical SE & Co. KgaA	113,362	4,156,634
	Continental AG	235,730	15,390,567
#*Ω	Covestro AG	747,144	37,851,933
	CropEnergies AG	157,445	1,355,671
	CTS Eventim AG & Co. KGaA	250,774	15,183,397
	Daimler Truck Holding AG	912,016	28,655,746
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	137,244
*Ω	Delivery Hero SE	252,802	6,460,634
	Dermapharm Holding SE	75,004	2,902,774
#	Deutsche Bank AG	3,392,840	37,345,066
	Deutsche Beteiligungs AG	93,920	2,788,332
	Deutsche Boerse AG	148,067	24,371,311
	Deutsche EuroShop AG	11,587	210,497
*	Deutsche Lufthansa AG	1,409,207	9,881,316
#Ω	Deutsche Pfandbriefbank AG	858,661	5,743,036
	Deutsche Post AG	1,499,206	58,534,238
	Deutsche Telekom AG, Sponsored ADR	7,726	167,963
	Deutsche Telekom AG	6,030,773	130,889,872
	Deutsche Wohnen SE	66,493	1,430,820
	Deutz AG	225,216	912,757
	DMG Mori AG	12,329	563,327
*	Dr Hoenle AG	15,398	291,405
	Draegerwerk AG & Co. KGaA	15,177	683,665
	Duerr AG	227,342	4,677,680
Ω	DWS Group GmbH & Co. KGaA	78,252	2,297,012
	E.ON SE	2,130,464	25,348,520
	Eckert & Ziegler Strahlen- und Medizintechnik AG	30,044	1,185,216
	EDAG Engineering Group AG	20,068	265,635
#	Elmos Semiconductor SE	30,720	2,015,867
	ElringKlinger AG	170,179	960,316
#*	Encavis AG	274,750	3,587,852
	Energiekontor AG	24,149	1,785,178
	Evonik Industries AG	699,257	12,869,741
	Fabasoft AG	2,907	53,906
	Fielmann Group AG	100,618	4,333,988

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	flatexDEGIRO AG	253,688	$2,573,156
*	Fraport AG Frankfurt Airport Services Worldwide	137,984	6,857,732
	Freenet AG	807,821	20,504,839
	Fresenius Medical Care AG & Co. KGaA, ADR	1,074	17,861
	Fresenius Medical Care AG & Co. KGaA	439,626	14,607,085
	Fresenius SE & Co. KGaA	748,891	19,263,925
	FUCHS SE	99,736	3,349,551
	GEA Group AG	512,569	17,530,071
	Gerresheimer AG	164,535	15,346,706
	Gesco SE	29,514	653,153
#	GFT Technologies SE	104,617	3,130,592
*	Grand City Properties SA	248,272	2,220,070
#	GRENKE AG	45,357	972,009
	H&R GmbH & Co. KGaA	71,325	357,095
#	Hamburger Hafen und Logistik AG	136,711	2,427,544
	Hannover Rueck SE	82,927	18,311,388
#Ω	Hapag-Lloyd AG	52,539	7,598,972
	Hawesko Holding SE	1,974	64,945
	Heidelberg Materials AG	372,406	27,034,194
#*	Heidelberger Druckmaschinen AG	1,386,338	1,663,022
	Hella GmbH & Co. KGaA	17,695	1,347,558
*	HelloFresh SE	621,153	13,586,598
	Henkel AG & Co. KGaA	126,429	7,990,360
	Hensoldt AG	194,739	5,770,546
*	Highlight Communications AG	42,880	124,981
	HOCHTIEF AG	78,064	8,086,819
	Hornbach Holding AG & Co. KGaA	43,935	2,623,093
	Hugo Boss AG	253,887	14,848,575
*	Hypoport SE	3,316	405,925
	Indus Holding AG	90,174	1,755,840
	Infineon Technologies AG	1,021,585	29,840,710
	Infineon Technologies AG, ADR	184,129	5,372,884
	Init Innovation in Traffic Systems SE	12,061	329,452
Ω	Instone Real Estate Group SE	99,290	566,658
	IVU Traffic Technologies AG	28,896	426,952
	Jenoptik AG	156,464	3,716,519
Ω	JOST Werke SE	19,590	898,918
	K+S AG	303,119	5,095,797
	KION Group AG	383,476	11,765,839
	Kloeckner & Co. SE	8,293	51,485
	Kloeckner & Co. SE	329,433	3,362,889
	Knaus Tabbert AG	12,066	552,389
	Knorr-Bremse AG	153,111	8,551,936
#*	Koenig & Bauer AG	71,552	816,377
	Kontron AG	116,566	2,349,551
	Krones AG	59,453	5,795,056
	KSB SE & Co. KGaA	267	168,418
	KWS Saat SE & Co. KGaA	34,799	1,970,629
	Lanxess AG	461,128	10,566,550
*	LEG Immobilien SE	176,391	11,026,491
#	Leifheit AG	30,678	509,239
#*	LPKF Laser & Electronics SE	13,810	105,007
#*	Manz AG	11,990	106,786
*	Mediclin AG	12,692	35,181
*	Medigene AG	32,630	52,376
#*	Medios AG	36,011	567,013
	Mercedes-Benz Group AG	1,670,941	98,308,562
	Merck KGaA	52,415	7,916,678
*	METRO AG	831,956	5,287,599

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	MLP SE	315,350	$1,527,676
	MTU Aero Engines AG	137,594	25,861,709
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	73,256	29,398,216
	Mutares SE & Co. KGaA	34,774	1,047,655
#*	Nagarro SE	33,764	2,383,969
	Nemetschek SE	221,973	16,586,564
	New Work SE	11,809	845,197
	Nexus AG	27,086	1,321,603
#*	Nordex SE	66,816	704,876
	Norma Group SE	162,056	2,859,070
	OHB SE	34,731	1,571,015
	Patrizia SE	206,861	1,674,209
	Pfeiffer Vacuum Technology AG	22,043	3,406,489
	PNE AG	358,793	4,557,275
*	ProCredit Holding AG	10,218	73,359
#	ProSiebenSat.1 Media SE	691,203	3,877,075
	PSI Software SE	23,907	563,872
	Puma SE	334,318	18,945,174
*	PVA TePla AG	58,236	885,419
	PWO AG	5,972	187,778
*	q.beyond AG	684,149	412,768
#*	QIAGEN NV	316,394	11,818,933
*	R Stahl AG	4,599	112,261
	Rational AG	11,682	6,661,996
	Rheinmetall AG	122,149	35,068,171
#	RTL Group SA	157,899	5,522,678
	RWE AG	841,560	32,202,634
	SAF-Holland SE	82,602	1,104,365
	Salzgitter AG	143,753	3,591,947
	SAP SE	159,294	21,366,475
Ω	Scout24 SE	70,403	4,331,198
	Secunet Security Networks AG	6,138	834,020
#*	SGL Carbon SE	174,965	1,077,442
	Siemens AG, Sponsored ADR	63,609	4,210,280
	Siemens AG	498,522	66,153,296
#*	Siemens Energy AG	883,602	7,856,041
Ω	Siemens Healthineers AG	90,731	4,463,671
	Siltronic AG	80,735	6,937,023
#	Sixt SE	88,396	7,626,753
#*	SMA Solar Technology AG	73,458	4,513,239
	Stabilus SE	106,294	6,749,237
	Stemmer Imaging AG	3,071	84,464
	STRATEC SE	22,139	1,021,265
	Stroeer SE & Co. KGaA	134,360	6,154,890
	Suedzucker AG	374,164	5,668,150
	SUESS MicroTec SE	61,566	1,066,249
	Surteco Group SE	34,391	560,592
	Symrise AG	90,511	9,249,254
	Synlab AG	19,065	200,062
	Syzygy AG	4,986	16,279
*	TAG Immobilien AG	514,511	5,625,659
	Takkt AG	128,621	1,647,841
*	Talanx AG	157,056	9,897,550
*Ω	TeamViewer SE	542,539	8,347,587
	Technotrans SE	42,746	748,230
	Telefonica Deutschland Holding AG	4,352,539	7,399,643
	thyssenkrupp AG	1,661,129	11,577,499
	United Internet AG	270,799	5,638,967
#	VERBIO Vereinigte BioEnergie AG	103,941	3,517,467

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	Vitesco Technologies Group AG, Class A	96,516	$9,439,830
	Volkswagen AG	75,485	8,726,056
	Vonovia SE	693,018	15,954,722
	Vossloh AG	39,609	1,538,573
	Wacker Chemie AG	85,550	10,498,964
	Wacker Neuson SE	162,279	2,977,882
	Washtec AG	56,138	1,778,468
*	Westwing Group SE	29,283	222,420
	Wuestenrot & Wuerttembergische AG	154,932	2,153,560
*Ω	Zalando SE	97,425	2,278,817
	Zeal Network SE	29,852	964,490

TOTAL GERMANY			1,753,348,848

HONG KONG — (1.9%)
*	Aceso Life Science Group Ltd.	10,902,900	218,171
	Aeon Credit Service Asia Co. Ltd.	28,000	19,263
	AIA Group Ltd.	11,564,600	100,424,706
#*	Aidigong Maternal & Child Health Ltd.	4,782,000	151,710
	Allied Group Ltd.	1,676,000	346,938
	Analogue Holdings Ltd.	34,000	5,736
	APAC Resources Ltd.	326,034	44,490
#*	Apollo Future Mobility Group Ltd.	2,640,000	9,125
	Asia Financial Holdings Ltd.	400,000	162,147
*	Asia Standard International Group Ltd.	2,185,561	123,667
	ASMPT Ltd.	1,330,200	11,266,195
	Associated International Hotels Ltd.	79,000	65,739
	Bank of East Asia Ltd.	3,468,213	4,118,958
	BOC Hong Kong Holdings Ltd.	3,312,000	8,758,715
*	BOCOM International Holdings Co. Ltd.	415,000	17,248
	Bright Smart Securities & Commodities Group Ltd.	2,954,000	510,302
*††	Brightoil Petroleum Holdings Ltd.	7,912,171	0
#Ω	Budweiser Brewing Co. APAC Ltd.	758,800	1,441,983
	Build King Holdings Ltd.	860,000	119,752
*††	Burwill Holdings Ltd.	9,641,600	0
	Cafe de Coral Holdings Ltd.	1,740,000	2,191,503
#*	Cathay Pacific Airways Ltd.	7,119,180	7,156,851
*	Central Wealth Group Holdings Ltd.	10,444,000	28,076
*	Century City International Holdings Ltd.	3,792,000	126,271
	Chen Hsong Holdings	408,000	78,748
	Cheuk Nang Holdings Ltd.	124,488	27,625
	Chevalier International Holdings Ltd.	130,276	97,164
#*	China Best Group Holding Ltd.	1,465,800	37,197
*	China Energy Development Holdings Ltd.	33,840,000	350,316
	China Motor Bus Co. Ltd.	6,800	52,292
*††	China Smarter Energy Group Holdings Ltd., Class H	1,462,000	3,736
*††	China Solar	1,033,500	0
*	China Star Entertainment Ltd.	8,376,000	857,851
*	Chinese Estates Holdings Ltd.	1,984,000	385,641
	Chow Sang Sang Holdings International Ltd.	1,805,000	2,074,890
	Chow Tai Fook Jewellery Group Ltd.	3,461,200	4,887,643
	Chuang’s China Investments Ltd.	6,774,219	121,571
	Chuang’s Consortium International Ltd.	4,671,553	274,736
	CITIC Telecom International Holdings Ltd.	8,101,000	3,088,651
	CK Asset Holdings Ltd.	2,380,124	11,896,632
	CK Hutchison Holdings Ltd.	2,322,908	11,759,219
	CK Infrastructure Holdings Ltd.	794,545	3,682,747
	CK Life Sciences International Holdings, Inc.	6,910,000	618,648
	CLP Holdings Ltd.	1,350,000	9,880,355
*	C-Mer Eye Care Holdings Ltd.	1,134,000	554,201

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CN Logistics International Holdings Ltd.	60,000	$46,212
	CNT Group Ltd.	814,000	36,136
	Convenience Retail Asia Ltd.	122,000	10,445
#††	Convoy, Inc.	23,823,171	95,290
#*	Cowell e Holdings, Inc.	431,000	1,034,013
Ω	Crystal International Group Ltd.	739,000	223,993
*	CSC Holdings Ltd.	98,610,000	368,380
	CSI Properties Ltd.	29,024,200	389,409
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,607,702	1,710,783
	Dah Sing Financial Holdings Ltd.	996,844	2,256,402
	Dickson Concepts International Ltd.	404,500	200,733
	Dynamic Holdings Ltd.	42,000	48,539
	Eagle Nice International Holdings Ltd.	1,394,000	802,264
	EC Healthcare	1,855,000	580,662
*††	EcoGreen International Group Ltd.	468,240	21,320
	Emperor International Holdings Ltd.	6,684,416	367,891
	Emperor Watch & Jewellery Ltd.	18,200,000	397,906
*	ENM Holdings Ltd.	4,992,000	181,483
*	Esprit Holdings Ltd.	11,733,469	496,090
Ω	ESR Group Ltd.	2,504,552	3,218,087
*	Eternity Investment Ltd.	520,000	3,580
	EuroEyes International Eye Clinic Ltd., Class C	73,000	41,073
	Fairwood Holdings Ltd.	300,000	411,412
	Far East Consortium International Ltd.	8,582,465	1,766,123
	Far East Hotels & Entertainment Ltd.	322,000	37,489
	First Pacific Co. Ltd.	11,479,756	4,345,837
*Ω	FIT Hon Teng Ltd.	3,241,000	434,644
#*Ω	Fosun Tourism Group	482,400	414,239
	Four Seas Mercantile Holdings Ltd.	36,000	12,074
*Ω	Frontage Holdings Corp.	1,986,000	494,166
	FSE Lifestyle Services Ltd.	427,000	318,407
	Galaxy Entertainment Group Ltd.	314,000	1,765,139
	Get Nice Financial Group Ltd.	798,824	65,257
#	Giordano International Ltd.	6,420,000	1,829,486
	Glorious Sun Enterprises Ltd.	1,763,000	185,005
*	Gold Fin Holdings	2,104,000	0
*	Gold Peak Technology Group Ltd., Class L	605,000	40,908
	Golden Resources Development International Ltd.	1,144,000	87,821
*††	Good Resources Holdings, Ltd.	3,150,000	0
*	GR Life Style Company Ltd.	2,932,000	179,304
	Great Eagle Holdings Ltd.	1,022,652	1,666,597
	G-Resources Group Ltd.	6,457,820	1,500,834
	Guoco Group Ltd.	26,000	195,305
	Guotai Junan International Holdings Ltd.	15,101,000	1,197,430
#*	Haitong International Securities Group Ltd.	12,800,452	2,309,733
	Hang Lung Group Ltd.	3,125,000	4,162,295
	Hang Lung Properties Ltd.	5,656,000	7,434,568
	Hang Seng Bank Ltd.	575,500	6,579,741
	Hanison Construction Holdings Ltd.	973,496	105,200
	Hao Tian International Construction Investment Group Ltd.	960,000	119,432
*	Harbour Centre Development Ltd.	158,000	144,195
	Henderson Land Development Co. Ltd.	2,380,284	6,227,913
	HK Electric Investments & HK Electric Investments Ltd.	5,053,000	2,803,074
	HKBN Ltd.	4,219,500	1,461,721
	HKR International Ltd.	4,565,238	944,956
	HKT Trust & HKT Ltd.	13,337,000	13,814,258
	Hon Kwok Land Investment Co. Ltd.	234,000	50,454
	Hong Kong & China Gas Co. Ltd.	13,825,586	9,624,111

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#*	Hong Kong ChaoShang Group Ltd.	48,000	$5,144
	Hong Kong Exchanges & Clearing Ltd.	812,318	28,417,030
	Hong Kong Ferry Holdings Co. Ltd.	489,000	284,930
#*	Hong Kong Technology Venture Co. Ltd.	1,880,000	673,271
*	Hongkong & Shanghai Hotels Ltd.	2,347,726	1,809,084
	Hongkong Chinese Ltd.	3,741,143	167,539
Ω	Honma Golf Ltd.	558,000	231,490
*††	Hsin Chong Group Holdings Ltd.	7,804,000	0
	Hung Hing Printing Group Ltd.	1,234,524	170,264
	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,352,000	987,650
	Hysan Development Co. Ltd.	1,386,215	2,551,684
*	IGG, Inc.	2,740,000	963,864
*	Imagi International Holdings Ltd.	10,799	2,889
Ω	Impro Precision Industries Ltd.	38,000	10,242
	International Housewares Retail Co. Ltd.	1,795,000	491,007
*	IPE Group Ltd.	1,865,000	107,416
*	IRC Ltd.	24,816,000	286,068
*	ITC Properties Group Ltd.	677,994	59,688
	Johnson Electric Holdings Ltd.	1,853,326	2,299,057
	K Wah International Holdings Ltd.	3,864,000	1,037,534
*	Kader Holdings Co. Ltd.	100,000	5,289
	Karrie International Holdings Ltd.	2,438,000	174,706
	Kerry Logistics Network Ltd.	2,338,291	1,983,204
	Kerry Properties Ltd.	2,846,583	4,790,191
	Kingmaker Footwear Holdings Ltd.	1,152,000	138,532
	Kowloon Development Co. Ltd.	2,046,000	1,802,910
	KRP Development Holdings Ltd.	609,500	72,712
*	KuangChi Science Ltd.	4,909,000	84,684
*	Lai Sun Development Co. Ltd.	1,819,480	214,481
	Lam Soon Hong Kong Ltd.	12,000	12,480
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	31,633
*	Lerado Financial Group Co. Ltd.	74,000	1,362
*††	Lerthai Group Ltd.	38,000	0
	Lippo China Resources Ltd.	782,600	88,086
*	Lippo Ltd.	236,000	34,073
	Liu Chong Hing Investment Ltd.	1,034,000	716,879
	L’Occitane International SA	2,189,250	5,626,873
	Luk Fook Holdings International Ltd.	1,720,000	4,266,969
	Lung Kee Bermuda Holdings	432,000	84,493
*	Magnificent Hotel Investment Ltd.	4,616,000	52,617
	Man Wah Holdings Ltd.	8,369,200	5,197,855
*	Mason Group Holdings Ltd.	42,923,200	181,012
*††	Master Glory GP	807,080	0
#	MECOM Power & Construction Ltd.	4,203,500	228,282
*	Melco International Development Ltd.	587,000	410,309
*	Melco Resorts & Entertainment Ltd., ADR	47,606	401,795
*††	MH Development NPV	564,000	0
*	Midland Holdings Ltd.	1,342,364	101,300
	Miramar Hotel & Investment	572,000	724,053
	Modern Dental Group Ltd.	1,402,000	604,958
*	Mongolian Mining Corp.	1,275,000	522,921
	MTR Corp. Ltd.	937,132	3,503,172
*	NagaCorp Ltd.	5,750,719	2,470,249
	Nameson Holdings Ltd.	1,670,000	93,946
	National Electronics Holdings	61,600	6,025
*††	National United Resources Holdings Ltd.	332,000	3,837
*	NEW Concepts Holdings Ltd.	1,552,000	139,291
	New Focus Auto Tech Holdings Ltd.	5,064,000	161,280
	New World Development Co. Ltd.	4,246,284	7,793,283

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*††	NewOcean Energy Holdings Ltd.	4,088,000	$3,657
	Nissin Foods Co. Ltd.	892,000	681,138
	NWS Holdings Ltd.	5,923,221	7,008,584
	Oriental Watch Holdings	2,391,793	1,153,111
#*	Oshidori International Holdings Ltd.	17,547,000	493,070
*††	Pacific Andes International Holdings Ltd.	11,918,411	0
	Pacific Basin Shipping Ltd.	27,739,000	8,026,932
*	Pacific Century Premium Developments Ltd.	2,508,004	84,924
	Pacific Textiles Holdings Ltd.	3,934,000	749,654
*	Paliburg Holdings Ltd.	928,790	110,666
*	Paradise Entertainment Ltd.	180,000	23,030
	PC Partner Group Ltd.	1,114,000	446,267
	PCCW Ltd.	20,281,308	9,926,428
#*††	Peace Mark Holdings Ltd.	232,000	0
	Perfect Medical Health Management Ltd.	1,519,000	713,514
	Pico Far East Holdings Ltd.	3,618,000	634,448
	Playmates Holdings Ltd.	3,856,000	286,032
	Plover Bay Technologies Ltd.	1,016,000	290,077
	Power Assets Holdings Ltd.	1,466,500	7,011,079
	PRADA SpA	890,200	5,362,613
*	PT International Development Co. Ltd.	6,648,825	52,640
	Public Financial Holdings Ltd.	2,050,000	464,282
#*	Realord Group Holdings Ltd.	90,000	66,371
*	Regal Hotels International Holdings Ltd.	1,641,400	566,836
Ω	Regina Miracle International Holdings Ltd.	1,148,000	342,215
*	Sa Sa International Holdings Ltd.	1,194,000	155,879
	Samson Holding Ltd.	196,000	5,616
*Ω	Samsonite International SA	4,758,000	14,736,085
*	Sands China Ltd.	998,000	2,686,666
	SAS Dragon Holdings Ltd.	1,326,000	579,075
	SEA Holdings Ltd.	1,123,918	269,284
*	Shangri-La Asia Ltd.	4,816,166	3,072,603
*	Shun Ho Property Investments Ltd.	70,224	8,340
*	Shun Tak Holdings Ltd.	9,220,250	1,202,630
	Singamas Container Holdings Ltd.	7,866,000	543,729
	Sino Land Co. Ltd.	8,769,252	8,754,586
	SITC International Holdings Co. Ltd.	5,550,000	8,549,245
#*	SJM Holdings Ltd.	7,734,125	2,684,385
	SmarTone Telecommunications Holdings Ltd.	1,891,430	986,586
*	Solomon Systech International Ltd.	204,000	8,353
	Soundwill Holdings Ltd.	466,500	342,048
	Stella International Holdings Ltd.	1,853,500	2,093,106
	Sun Hung Kai & Co. Ltd.	3,699,787	1,234,855
	Sun Hung Kai Properties Ltd.	838,511	8,610,418
	SUNeVision Holdings Ltd.	1,902,000	707,460
	Swire Pacific Ltd., Class A	897,000	5,729,890
	Swire Pacific Ltd., Class B	1,545,000	1,586,250
	Swire Properties Ltd.	895,450	1,733,775
	TAI Cheung Holdings Ltd.	1,103,000	450,705
	Tai Hing Group Holdings Ltd.	1,034,000	113,635
	Tai Sang Land Development Ltd.	145,523	54,495
#	Tan Chong International Ltd.	372,000	76,878
	Tao Heung Holdings Ltd.	795,000	79,330
	Techtronic Industries Co. Ltd.	1,864,000	17,017,435
#*	Television Broadcasts Ltd.	1,228,900	567,710
#	Texhong International Group Ltd.	1,144,500	623,995
	Texwinca Holdings Ltd.	4,120,000	547,689
*	Theme International Holdings Ltd.	9,300,000	689,970
	Town Health International Medical Group Ltd.	2,602,000	106,498

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Tradelink Electronic Commerce Ltd.	2,608,000	$293,677
	Transport International Holdings Ltd.	1,264,609	1,553,216
	United Laboratories International Holdings Ltd.	5,441,500	5,554,591
††	Untrade.Genting Hk	1,416,000	14,078
*††	Up Energy Development Group Ltd.	2,252,000	0
*	Value Convergence Holdings Ltd.	1,880,000	37,940
	Value Partners Group Ltd.	3,320,000	1,147,513
	Vedan International Holdings Ltd.	1,404,000	78,692
	Vitasoy International Holdings Ltd.	1,856,000	2,289,705
#*Ω	VPower Group International Holdings Ltd., Class H	2,440,506	134,825
	VSTECS Holdings Ltd.	3,763,200	1,902,860
	VTech Holdings Ltd.	709,400	4,127,872
*	Wai Kee Holdings Ltd.	384,000	62,669
	Wang On Group Ltd.	66,120,000	345,207
#*	Wealthink AI-Innovation Capital Ltd.	1,516,000	23,628
Ω	WH Group Ltd.	36,105,734	21,563,533
	Wharf Real Estate Investment Co. Ltd.	1,468,750	5,137,744
	Wing On Co. International Ltd.	123,137	189,692
	Wing Tai Properties Ltd.	462,000	170,619
*	Xingye Alloy Materials Group Ltd.	279,000	37,645
	Xinyi Glass Holdings Ltd.	8,321,829	9,561,945
	YTO International Express & Supply Chain Technology Ltd.	716,000	118,365
	Yue Yuen Industrial Holdings Ltd.	4,097,500	4,790,725
*	Zensun Enterprises Ltd.	1,420,001	30,337
*	Zhaobangji Lifestyle Holdings Ltd.	4,032,000	117,632

TOTAL HONG KONG			546,970,303

IRELAND — (0.6%)
	AIB Group PLC	3,913,320	16,989,765
	Bank of Ireland Group PLC	4,901,518	43,926,018
	Cairn Homes PLC	2,865,658	3,384,062
	CRH PLC	71,685	3,847,106
	Dalata Hotel Group PLC	571,039	2,425,803
	FBD Holdings PLC	85,461	1,069,443
#*	Flutter Entertainment PLC	129,365	20,344,515
	Glanbia PLC	752,463	11,806,592
*Ω	Glenveagh Properties PLC	2,229,093	2,151,766
	Irish Continental Group PLC	492,900	2,248,859
	Kerry Group PLC, Class A	91,177	7,155,921
	Kingspan Group PLC	343,575	23,114,197
*	Permanent TSB Group Holdings PLC	60,319	119,802
	Smurfit Kappa Group PLC	829,377	27,034,318

TOTAL IRELAND			165,618,167

ISRAEL — (0.7%)
	Adgar Investment & Development Ltd.	184,659	186,078
#*	Afcon Holdings Ltd.	2,339	54,399
#*	AFI Properties Ltd.	50,056	1,351,415
	Africa Israel Residences Ltd.	9,745	413,220
*	Airport City Ltd.	177,034	2,331,227
*	Allot Ltd.	48,893	87,683
#	Alony Hetz Properties & Investments Ltd.	219,753	1,072,007
	Alrov Properties & Lodgings Ltd.	27,535	778,282
	Amot Investments Ltd.	347,422	1,454,953
	Arad Ltd.	5,667	79,891
*	Argo Properties NV	4,635	56,992
*	Ashdod Refinery Ltd.	41,383	812,612
#	Ashtrom Group Ltd.	116,235	1,252,304

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Atreyu Capital Markets Ltd.	4,701	$50,081
	AudioCodes Ltd.	67,205	527,108
	Aura Investments Ltd.	329,495	685,228
#	Automatic Bank Services Ltd.	33,819	105,092
*	Avgol Industries 1953 Ltd.	305,415	107,922
#*	Azorim-Investment Development & Construction Co. Ltd.	268,929	843,077
	Azrieli Group Ltd.	42,427	1,826,787
	Bank Hapoalim BM	1,498,260	10,716,973
	Bank Leumi Le-Israel BM	2,379,039	15,323,191
	Bet Shemesh Engines Holdings 1997 Ltd.	13,132	300,961
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,613,941	5,677,443
*	Big Shopping Centers Ltd.	19,162	1,343,104
*	BioLine RX Ltd.	391,980	38,348
	Blue Square Real Estate Ltd.	19,892	974,761
*	Brack Capital Properties NV	6,273	355,531
*	Camtek Ltd.	27,321	1,423,596
	Carasso Motors Ltd.	101,825	299,240
*	Cellcom Israel Ltd.	433,182	1,063,561
*	Ceragon Networks Ltd.	99,230	168,691
*	Clal Insurance Enterprises Holdings Ltd.	261,556	3,267,384
*	Compugen Ltd.	60,713	44,766
	Danel Adir Yeoshua Ltd.	22,583	1,621,347
	Delek Automotive Systems Ltd.	186,786	863,442
#	Delek Group Ltd.	34,857	3,813,511
	Delta Galil Ltd.	50,883	1,610,158
#	Diplomat Holdings Ltd.	10,824	71,205
	Direct Finance of Direct Group 2006 Ltd.	893	67,899
	Dor Alon Energy in Israel 1988 Ltd.	2,513	38,548
*	Doral Group Renewable Energy Resources Ltd.	29,759	39,990
*	Duniec Brothers Ltd.	1,037	38,530
*	El Al Israel Airlines	301,267	214,636
#	Elbit Systems Ltd.	10,660	1,983,828
#	Electra Consumer Products 1970 Ltd.	48,832	708,332
#	Electra Ltd.	8,076	2,558,447
#	Electra Real Estate Ltd.	37,140	299,471
*	Electreon Wireless Ltd.	868	12,640
#*	Ellomay Capital Ltd.	1,262	14,126
#	Energix-Renewable Energies Ltd.	349,823	851,215
#*	Enlight Renewable Energy Ltd.	31,193	420,369
*	Equital Ltd.	122,706	2,670,077
*	Fattal Holdings 1998 Ltd.	22,704	1,878,268
	First International Bank Of Israel Ltd.	165,468	5,632,501
	FMS Enterprises Migun Ltd.	15,871	493,701
	Formula Systems 1985 Ltd.	52,629	2,983,297
	Fox Wizel Ltd.	49,060	2,785,575
	Gav-Yam Lands Corp. Ltd.	170,592	965,048
*	Gilat Satellite Networks Ltd.	76,496	458,020
	Globrands Ltd.	82	7,869
#*	Hagag Group Real Estate Development	35,863	76,471
	Hamat Group Ltd.	11,261	26,914
	Harel Insurance Investments & Financial Services Ltd.	650,393	4,177,315
	Hilan Ltd.	74,724	3,213,990
#	ICL Group Ltd.	920,203	4,475,752
#	IDI Insurance Co. Ltd.	34,867	681,411
*	IES Holdings Ltd.	3,804	183,836
#	Ilex Medical Ltd.	11,771	178,945
	Inrom Construction Industries Ltd.	302,445	718,480
	Isracard Ltd.	470,469	1,467,124
#	Israel Canada T.R Ltd.	196,324	413,090

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Israel Discount Bank Ltd., Class A	2,850,084	$12,527,070
#	Israel Land Development Co. Ltd.	56,217	351,334
	Israel Shipyards Industries Ltd.	5,296	117,198
	Isras Investment Co. Ltd.	4,934	834,425
#	Issta Ltd.	25,299	331,659
*	Kamada Ltd.	69,039	294,209
	Kardan Real Estate Enterprise & Development Ltd.	218,428	182,478
#	Kenon Holdings Ltd.	67,991	1,243,262
	Kerur Holdings Ltd.	23,328	438,843
#	Klil Industries Ltd.	5,157	211,548
#	Kvutzat Acro Ltd.	11,453	92,601
#	Lapidoth Capital Ltd.	18,593	251,521
#	Levinstein Properties Ltd.	11,100	138,608
#	M Yochananof & Sons Ltd.	17,558	630,670
	Magic Software Enterprises Ltd.	87,468	875,323
	Malam - Team Ltd.	7,261	100,534
	Matrix IT Ltd.	182,800	3,089,129
	Max Stock Ltd.	133,109	204,091
	Maytronics Ltd.	210,758	1,960,702
	Mediterranean Towers Ltd.	295,455	513,181
#	Mega Or Holdings Ltd.	70,593	968,530
*	Mehadrin Ltd.	2,358	73,049
	Meitav Investment House Ltd.	152,395	446,851
#	Melisron Ltd.	40,076	2,172,227
	Menora Mivtachim Holdings Ltd.	103,415	2,059,978
	Meshek Energy Renewable Energies Ltd.	39,794	26,998
#	Meshulam Levinstein Contracting & Engineering Ltd.	3,777	206,875
#	Migdal Insurance & Financial Holdings Ltd.	2,262,210	2,127,415
	Mivne Real Estate KD Ltd.	974,682	2,103,089
*	Mivtach Shamir Holdings Ltd.	26,787	560,411
	Mizrahi Tefahot Bank Ltd.	274,347	8,491,479
#	Naphtha Israel Petroleum Corp. Ltd.	290,110	1,114,020
	Nawi Brothers Ltd.	72,045	373,840
*	Nayax Ltd.	6,461	131,709
#*	Neto Malinda Trading Ltd.	9,641	87,631
#*	Neto ME Holdings Ltd.	10,901	137,537
	Next Vision Stabilized Systems Ltd.	33,215	217,746
#*	Nice Ltd., Sponsored ADR	9,592	1,480,525
*	Nova Ltd.	53,808	5,152,481
#	Novolog Ltd.	223,726	78,806
	Oil Refineries Ltd.	10,030,611	2,752,172
	One Software Technologies Ltd.	74,635	757,901
*	OPC Energy Ltd.	85,666	464,628
*	OY Nofar Energy Ltd.	3,691	65,773
	Palram Industries 1990 Ltd.	13,720	98,519
*	Partner Communications Co. Ltd.	608,663	2,210,931
*	Paz Oil Co. Ltd.	41,383	2,942,283
	Peninsula Group Ltd.	90,236	25,220
*	Perion Network Ltd.	60,968	1,570,048
#	Phoenix Holdings Ltd.	491,759	4,175,514
	Plasson Industries Ltd.	13,563	461,002
	Pluri, Inc.	33,473	15,999
	Polyram Plastic Industries Ltd.	23,110	52,880
	Prashkovsky Investments & Construction Ltd.	26,323	479,468
*	Priortech Ltd.	15,948	446,827
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,045,184
	Rani Zim Shopping Centers Ltd.	13,704	8,080
	Raval Ics Ltd.	19,152	12,638
#	Retailors Ltd.	29,300	507,552

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Sano-Brunos Enterprises Ltd.	139	$8,423
#*	Scope Metals Group Ltd.	38,712	997,261
	Shapir Engineering & Industry Ltd.	86,577	463,996
#*	Shikun & Binui Ltd.	852,224	1,924,236
*	Shufersal Ltd.	437,017	1,844,920
*	Strauss Group Ltd.	36,688	679,750
	Summit Real Estate Holdings Ltd.	139,307	1,335,225
	Suny Cellular Communication Ltd.	515,689	103,984
	Tadiran Group Ltd.	13,411	691,174
Ω	Tamar Petroleum Ltd.	63,112	224,113
*	Tel Aviv Stock Exchange Ltd.	90,988	404,770
	Telsys Ltd.	4,537	271,620
*	Tera Light Ltd.	1,738	2,561
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	275,392	2,362,863
	Tiv Taam Holdings 1 Ltd.	223,777	329,022
*	Tower Semiconductor Ltd.	352,019	8,108,090
#	Turpaz Industries Ltd.	14,761	26,451
#	YD More Investments Ltd.	53,576	83,471
	YH Dimri Construction & Development Ltd.	18,058	969,759

TOTAL ISRAEL			196,113,177

ITALY — (2.8%)
	A2A SpA	6,075,162	11,403,035
	ACEA SpA	249,915	3,009,246
#*	Aeffe SpA	175,100	138,077
	Amplifon SpA	478,275	13,517,700
Ω	Anima Holding SpA	835,068	3,412,809
#	Aquafil SpA	12,802	32,731
	Ariston Holding NV	14,570	81,663
	Arnoldo Mondadori Editore SpA	832,678	1,824,756
	Ascopiave SpA	302,866	673,459
	Assicurazioni Generali SpA	386,929	7,685,819
*	Avio SpA	35,879	278,331
	Azimut Holding SpA	495,748	10,445,855
	Banca Generali SpA	294,523	9,554,159
	Banca IFIS SpA	128,582	2,198,977
	Banca Mediolanum SpA	600,365	4,902,311
*	Banca Monte dei Paschi di Siena SpA	693,992	1,878,993
	Banca Popolare di Sondrio SPA	2,380,850	12,990,464
	Banca Profilo SpA	963,146	207,030
Ω	Banca Sistema SpA	234,953	273,156
	Banco BPM SpA	7,632,144	39,048,621
	Banco di Desio e della Brianza SpA	100,099	348,746
	BasicNet SpA	4,285	20,538
Ω	BFF Bank SpA	533,624	5,130,211
	Biesse SpA	28,296	299,762
	BPER Banca	5,306,391	17,267,783
	Brembo SpA	507,096	5,456,198
	Brunello Cucinelli SpA	154,277	12,409,691
	Buzzi SpA	275,635	7,298,586
	Cairo Communication SpA	216,362	371,579
Ω	Carel Industries SpA	73,597	1,534,285
	Cembre SpA	4,091	139,028
	Cementir Holding NV	193,185	1,607,271
*	CIR SpA-Compagnie Industriali	1,975,081	806,132
	Credito Emiliano SpA	388,991	3,154,172
	d’Amico International Shipping SA	228,606	1,201,220
	Danieli & C Officine Meccaniche SpA	175,497	3,545,978
	Danieli & C Officine Meccaniche SpA	68,145	1,802,990

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Datalogic SpA	44,649	$267,831
	Davide Campari-Milano NV	185,012	2,045,079
	De’ Longhi SpA	131,898	2,951,237
	DiaSorin SpA	13,820	1,238,581
#	Digital Bros SpA	15,743	182,735
Ω	doValue SpA	91,744	315,767
	Elica SpA	105,462	194,431
	Emak SpA	287,089	270,222
Ω	Enav SpA	23,013	76,701
	Enel SpA	7,055,229	44,783,634
	Eni SpA	4,294,094	70,198,411
#	Eni SpA, Sponsored ADR	118,916	3,871,905
	Equita Group SpA	5,344	20,082
	ERG SpA	194,105	4,769,316
	Esprinet SpA	138,174	653,210
#*	Eurotech SpA	79,018	165,374
	Ferrari NV	125,222	37,905,247
	Fila SpA	51,466	386,436
#*	Fincantieri SpA	636,759	339,523
	FinecoBank Banca Fineco SpA	1,023,506	12,073,934
	FNM SpA	658,558	285,041
*	Garofalo Health Care SpA	19,608	92,689
	Gefran SpA	20,755	162,552
#*	Geox SpA	218,933	145,724
	GPI SpA	9,376	74,337
	Gruppo MutuiOnline SpA	68,424	1,926,284
	Hera SpA	2,849,919	8,017,084
	IMMSI SpA	806,030	405,282
Ω	Infrastrutture Wireless Italiane SpA	213,173	2,334,208
	Intercos SpA	828	11,816
	Interpump Group SpA	112,851	4,718,786
	Intesa Sanpaolo SpA	9,358,126	24,385,320
	Iren SpA	1,875,844	3,759,064
	Italgas SpA	1,441,065	7,323,214
	Italian Sea Group SPA	47,208	347,426
	Italmobiliare SpA	37,224	941,116
*	Iveco Group NV	824,488	6,948,598
	Leonardo SpA	873,568	13,201,783
	LU-VE SpA	15,458	288,309
	Maire Tecnimont SpA	709,819	3,300,680
#*††	Mariella Burani Fashion Group SpA	2,868	0
	Mediobanca Banca di Credito Finanziario SpA	1,800,717	21,510,363
	MFE-MediaForEurope NV, Class A	919,308	1,668,491
	Moncler SpA	330,542	17,167,417
*	Newlat Food SpA	19,726	122,807
*Ω	Nexi SpA	1,206,733	7,012,096
	Openjobmetis SpA agenzia per il lavoro	34,444	332,128
	Orsero SpA	24,304	380,044
Ω	OVS SpA	1,376,867	2,438,457
	Pharmanutra SpA	15,851	810,756
	Piaggio & C SpA	1,158,191	3,114,491
Ω	Piovan SpA	7,718	69,562
Ω	Pirelli & C SpA	1,419,947	6,326,268
Ω	Poste Italiane SpA	875,215	8,664,836
	Prysmian SpA	313,836	11,752,217
Ω	RAI Way SpA	492,184	2,445,488
	Recordati Industria Chimica e Farmaceutica SpA	223,402	10,333,317
	Reply SpA	50,112	4,728,482
	Rizzoli Corriere Della Sera Mediagroup SpA	715,768	530,594

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Sabaf SpA	36,141	$550,838
#	SAES Getters SpA	7,639	267,705
#*	Safilo Group SpA	102,103	83,458
	Salcef Group SpA	1,391	33,025
	Salvatore Ferragamo SpA	98,125	1,200,554
	Sanlorenzo SpA	44,088	1,568,885
	Saras SpA	2,565,569	3,729,312
	Sesa SpA	28,135	2,841,982
	Snam SpA	1,880,640	8,623,752
*	Sogefi SpA	301,560	498,405
	SOL SpA	145,703	4,193,049
	Spaxs SpA	235,239	1,198,894
	Stellantis NV	5,877,017	109,796,450
	Stellantis NV	11,429	213,494
	Tamburi Investment Partners SpA	228,328	1,914,736
Ω	Technogym SpA	457,549	3,444,348
*	Technoprobe SpA	114,098	831,508
#*	Telecom Italia SpA	39,999,044	10,342,260
*	Telecom Italia SpA, Sponsored ADR	180,144	453,963
#	Tenaris SA, ADR	68,654	2,150,243
	Tenaris SA	281,539	4,459,965
	Terna - Rete Elettrica Nazionale	1,856,928	14,218,560
	Tinexta Spa	53,745	926,237
*	Tod’s SpA	18,909	633,474
	TXT e-solutions SpA	15,223	245,199
	UniCredit SpA	1,983,190	49,717,805
#Ω	Unieuro SpA	30,996	287,310
	Unipol Gruppo SpA	2,108,967	11,425,500
#	UnipolSai Assicurazioni SpA	1,642,304	3,892,510
#	Webuild SpA	734,563	1,322,914
#	Wiit SpA	18,106	283,607
	Zignago Vetro SpA	107,195	1,402,332

TOTAL ITALY			789,490,419

JAPAN — (22.5%)
	&Do Holdings Co. Ltd.	22,100	144,633
	77 Bank Ltd.	294,674	6,568,010
	A&D HOLON Holdings Co. Ltd.	106,800	1,080,121
	ABC-Mart, Inc.	149,700	2,318,708
*	Access Co. Ltd.	103,500	520,790
	Achilles Corp.	104,200	1,062,677
	Acom Co. Ltd.	1,090,600	2,561,055
	AD Works Group Co. Ltd.	62,020	104,773
	Adastria Co. Ltd.	177,100	3,716,583
	ADEKA Corp.	407,600	6,814,351
#	Ad-sol Nissin Corp.	31,400	330,546
#	Adtec Plasma Technology Co. Ltd.	1,900	17,542
	Advan Group Co. Ltd.	82,200	549,739
	Advance Create Co. Ltd.	22,100	139,856
	Advanced Media, Inc.	37,900	346,285
	Advantest Corp.	832,400	21,441,474
#	Adventure, Inc.	9,200	310,709
	Aeon Co. Ltd.	928,368	19,532,520
	Aeon Delight Co. Ltd.	90,390	1,993,079
#	Aeon Fantasy Co. Ltd.	45,100	807,069
	AEON Financial Service Co. Ltd.	454,600	3,747,476
#	Aeon Hokkaido Corp.	114,100	663,885
	Aeon Mall Co. Ltd.	179,420	2,040,243
#	Aeria, Inc.	65,500	138,347

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AFC-HD AMS Life Science Co. Ltd.	14,100	$71,618
	AGC, Inc.	704,700	23,973,245
#	Agro-Kanesho Co. Ltd.	7,200	64,336
#	AGS Corp.	4,100	19,428
#	Ahresty Corp.	92,200	453,968
	Ai Holdings Corp.	90,700	1,404,069
*	AI inside, Inc.	1,600	53,956
	Aica Kogyo Co. Ltd.	137,100	3,149,949
	Aichi Corp.	171,000	1,023,763
	Aichi Financial Group, Inc.	203,451	3,202,110
	Aichi Steel Corp.	48,600	1,138,772
	Aichi Tokei Denki Co. Ltd.	34,800	462,292
	Aida Engineering Ltd.	259,200	1,532,010
#*	Aidma Holdings, Inc.	9,900	115,503
	Aiful Corp.	1,088,100	2,740,356
	Ain Holdings, Inc.	113,798	3,217,558
	Aiphone Co. Ltd.	47,500	945,101
	Air Water, Inc.	781,700	9,856,221
	Airport Facilities Co. Ltd.	148,200	550,783
	Airtech Japan Ltd.	28,300	257,578
#*	Airtrip Corp.	55,900	669,991
	Aisan Industry Co. Ltd.	198,800	1,574,924
	Aisin Corp.	368,182	12,825,565
#	AIT Corp.	31,500	344,633
#	Aizawa Securities Group Co. Ltd.	154,000	1,189,574
	Ajinomoto Co., Inc.	329,500	12,034,219
	Ajis Co. Ltd.	18,400	277,299
	Akatsuki Corp.	96,900	264,695
	Akatsuki, Inc.	36,800	509,910
*	Akebono Brake Industry Co. Ltd.	503,264	405,011
	Akita Bank Ltd.	100,100	1,388,447
#	Albis Co. Ltd.	27,700	455,129
	Alconix Corp.	125,800	1,139,301
	Alfresa Holdings Corp.	520,100	8,238,686
	Alinco, Inc.	71,700	451,221
#	Alleanza Holdings Co. Ltd.	58,700	390,962
*	Allied Telesis Holdings KK	66,200	43,463
#	Alpen Co. Ltd.	83,900	1,087,005
#	Alpha Corp.	33,700	314,000
	Alpha Systems, Inc.	11,220	205,062
*	AlphaPolis Co. Ltd.	8,100	120,647
	Alps Alpine Co. Ltd.	891,204	7,313,414
	Alps Logistics Co. Ltd.	36,400	380,854
#	Altech Corp.	92,910	1,578,925
	Amada Co. Ltd.	1,035,300	10,042,881
	Amano Corp.	173,500	3,543,965
	Amiyaki Tei Co. Ltd.	15,100	367,208
	Amuse, Inc.	30,300	296,784
	Amvis Holdings, Inc.	152,800	2,606,641
*	ANA Holdings, Inc.	130,900	2,569,810
#	Anabuki Kosan, Inc.	12,300	159,131
	Anest Iwata Corp.	148,500	1,103,928
	Anicom Holdings, Inc.	168,300	609,980
	Anrakutei Co. Ltd.	900	42,138
	Anritsu Corp.	463,800	3,452,594
	AOI Electronics Co. Ltd.	20,400	239,322
	AOKI Holdings, Inc.	179,100	1,173,153
	Aoki Super Co. Ltd.	1,100	18,746
	Aoyama Trading Co. Ltd.	206,400	2,070,256

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aoyama Zaisan Networks Co. Ltd.	94,800	$665,377
#	Aozora Bank Ltd.	400,500	8,168,875
	Apaman Co. Ltd.	44,700	132,357
	Arakawa Chemical Industries Ltd.	120,157	808,453
	Arata Corp.	70,700	2,631,315
#	Araya Industrial Co. Ltd.	17,700	367,828
	ARCLANDS Corp.	154,386	1,653,716
	Arcs Co. Ltd.	181,873	3,475,313
	Ardepro Co. Ltd.	26,789	67,985
	ARE Holdings, Inc.	265,100	3,356,115
	Arealink Co. Ltd.	34,400	624,888
	Argo Graphics, Inc.	54,900	1,203,156
	Arisawa Manufacturing Co. Ltd.	148,400	1,049,537
	Artnature, Inc.	94,800	506,329
#*	Aruhi Corp.	57,770	313,362
	As One Corp.	79,980	2,548,952
	Asahi Broadcasting Group Holdings Corp.	7,500	32,961
	Asahi Co. Ltd.	89,800	772,556
	Asahi Diamond Industrial Co. Ltd.	275,100	1,571,750
	Asahi Group Holdings Ltd.	368,900	13,343,257
	Asahi Intecc Co. Ltd.	188,800	3,172,334
	Asahi Kasei Corp.	3,237,900	19,905,903
	Asahi Kogyosha Co. Ltd.	37,800	596,825
	Asahi Net, Inc.	54,600	221,811
	Asahi Yukizai Corp.	70,900	1,736,204
	Asanuma Corp.	67,500	1,591,591
	Asax Co. Ltd.	6,600	28,282
	Ashimori Industry Co. Ltd.	18,800	257,328
	Asia Pile Holdings Corp.	192,500	946,357
	Asics Corp.	174,100	5,514,963
	ASKA Pharmaceutical Holdings Co. Ltd.	125,900	1,426,508
	ASKUL Corp.	142,600	1,861,556
	Astellas Pharma, Inc.	398,400	5,039,708
	Astena Holdings Co. Ltd.	202,200	722,525
	Asti Corp.	16,699	395,799
#	Asukanet Co. Ltd.	4,200	18,237
	Ateam, Inc.	16,500	67,118
#	Atled Corp.	4,600	38,992
*	Atsugi Co. Ltd.	69,800	199,836
#	Aucnet, Inc.	40,900	476,194
#	Autobacs Seven Co. Ltd.	288,600	2,968,537
	Avant Group Corp.	79,300	670,494
#	Avantia Co. Ltd.	42,300	237,035
	Avex, Inc.	114,000	1,041,095
	Awa Bank Ltd.	178,822	2,970,818
	Axell Corp.	21,500	262,376
	Axial Retailing, Inc.	81,900	2,097,679
#	Axxzia, Inc.	34,700	222,044
	Azbil Corp.	89,700	2,650,514
#	AZ-COM MARUWA Holdings, Inc.	184,000	2,525,168
	Bandai Namco Holdings, Inc.	366,300	7,589,187
	Bando Chemical Industries Ltd.	155,200	1,551,354
#	Bank of Iwate Ltd.	74,300	1,348,445
	Bank of Kochi Ltd.	16,800	114,830
#	Bank of Nagoya Ltd.	59,899	2,417,528
	Bank of Saga Ltd.	78,700	1,073,181
	Bank of the Ryukyus Ltd.	271,400	2,242,044
	Baroque Japan Ltd.	42,800	222,763
	Base Co. Ltd.	21,600	606,233

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	BayCurrent Consulting, Inc.	268,100	$6,731,119
	Beaglee, Inc.	8,300	59,313
	Beauty Garage, Inc.	32,200	477,515
	Beenos, Inc.	32,600	308,839
	Belc Co. Ltd.	54,538	2,557,886
	Bell System24 Holdings, Inc.	155,300	1,593,014
	Belluna Co. Ltd.	243,100	987,780
	Benefit One, Inc.	314,000	2,251,497
	Benesse Holdings, Inc.	267,099	3,158,013
#*	Bengo4.com, Inc.	30,400	853,420
#	Bic Camera, Inc.	300,000	2,271,277
	BIPROGY, Inc.	308,200	7,687,211
	B-Lot Co. Ltd.	3,600	19,180
	BML, Inc.	137,400	2,600,199
#	Bookoff Group Holdings Ltd.	42,000	289,179
	Bourbon Corp.	2,100	31,629
#	BP Castrol KK	24,900	148,226
#	Br Holdings Corp.	123,800	299,950
	BrainPad, Inc.	57,600	311,979
	Bridgestone Corp.	863,500	32,679,333
	Broadband Tower, Inc.	50,000	42,911
	Brother Industries Ltd.	575,400	8,976,382
	Bunka Shutter Co. Ltd.	248,000	2,091,568
#	Bushiroad, Inc.	3,900	13,263
	Business Brain Showa-Ota, Inc.	19,900	277,937
	Business Engineering Corp.	12,700	285,183
#	BuySell Technologies Co. Ltd.	11,600	278,367
	C Uyemura & Co. Ltd.	15,500	841,575
	CAC Holdings Corp.	43,200	502,784
	Calbee, Inc.	236,000	4,533,657
	Canon Electronics, Inc.	95,700	1,220,064
	Canon Marketing Japan, Inc.	150,000	3,597,084
	Canon, Inc., Sponsored ADR	55,677	1,312,864
	Canon, Inc.	434,134	10,263,221
	Capcom Co. Ltd.	330,800	10,648,227
	Career Design Center Co. Ltd.	11,400	147,308
#	Careerlink Co. Ltd.	15,100	245,785
#	Carenet, Inc.	33,700	192,207
	Carlit Holdings Co. Ltd.	83,400	537,411
#	Casa, Inc.	19,200	104,085
	Casio Computer Co. Ltd.	346,500	2,776,507
	Cawachi Ltd.	72,600	1,214,122
	C’BON COSMETICS Co. Ltd.	2,100	20,500
	CDS Co. Ltd.	3,300	37,489
	CE Holdings Co. Ltd.	2,700	9,533
#	CellSource Co. Ltd.	1,700	20,260
#	Celsys, Inc.	190,800	871,399
	Central Automotive Products Ltd.	33,100	741,329
	Central Glass Co. Ltd.	132,500	2,511,203
	Central Japan Railway Co.	302,000	6,797,535
	Central Security Patrols Co. Ltd.	44,300	755,897
#	Central Sports Co. Ltd.	22,200	353,617
#	Ceres, Inc.	5,900	36,734
#	Change Holdings, Inc.	114,600	1,169,209
	Charm Care Corp. KK	59,500	434,207
	Chiba Bank Ltd.	1,035,363	7,711,942
	Chiba Kogyo Bank Ltd.	212,000	1,384,763
	Chikaranomoto Holdings Co. Ltd.	43,800	547,887
	Chilled & Frozen Logistics Holdings Co. Ltd.	59,300	545,610

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chino Corp.	30,600	$414,069
	Chiyoda Co. Ltd.	94,400	521,167
*	Chiyoda Corp.	332,100	780,745
	Chiyoda Integre Co. Ltd.	56,400	1,033,803
	Chofu Seisakusho Co. Ltd.	92,100	1,312,657
	Chori Co. Ltd.	48,100	930,990
	Chubu Electric Power Co., Inc.	596,400	7,206,985
	Chubu Shiryo Co. Ltd.	149,198	1,074,268
	Chudenko Corp.	152,700	2,485,032
#	Chuetsu Pulp & Paper Co. Ltd.	48,611	437,150
	Chugai Pharmaceutical Co. Ltd.	437,000	12,959,919
	Chugai Ro Co. Ltd.	28,300	404,382
	Chugin Financial Group, Inc.	490,700	3,912,576
	Chugoku Electric Power Co., Inc.	525,100	3,283,549
	Chugoku Marine Paints Ltd.	139,900	1,265,481
	Chuo Gyorui Co. Ltd.	3,800	76,196
	Chuo Spring Co. Ltd.	69,869	329,853
	CI Takiron Corp.	157,200	605,145
	Citizen Watch Co. Ltd.	984,650	5,742,493
	CKD Corp.	138,300	1,739,198
	CK-San-Etsu Co. Ltd.	14,700	346,604
	Cleanup Corp.	123,900	577,284
#	CMIC Holdings Co. Ltd.	53,300	604,318
	CMK Corp.	239,700	1,056,177
	Coca-Cola Bottlers Japan Holdings, Inc.	439,452	5,892,421
*	COLOPL, Inc.	122,800	472,259
	Colowide Co. Ltd.	271,300	4,224,148
	Computer Engineering & Consulting Ltd.	89,000	918,451
#	Computer Institute of Japan Ltd.	95,980	347,323
	COMSYS Holdings Corp.	265,094	5,453,049
	Comture Corp.	96,700	1,292,652
	Concordia Financial Group Ltd.	2,274,411	10,567,819
*	COOKPAD, Inc.	176,200	127,721
	Copro-Holdings Co. Ltd.	7,100	53,227
	Core Corp.	17,200	194,200
	Corona Corp.	62,900	378,349
	Cosel Co. Ltd.	101,300	754,375
#	Cosmo Energy Holdings Co. Ltd.	329,200	12,042,464
	Cosmos Initia Co. Ltd.	43,100	194,252
#	Cosmos Pharmaceutical Corp.	35,900	3,736,025
	Cota Co. Ltd.	54,892	591,901
#	CRE, Inc.	25,500	265,853
	Create Medic Co. Ltd.	8,900	52,588
	Create Restaurants Holdings, Inc.	430,200	2,981,501
	Create SD Holdings Co. Ltd.	85,100	1,824,953
	Credit Saison Co. Ltd.	630,000	9,443,578
	Creek & River Co. Ltd.	52,200	680,916
	Cresco Ltd.	67,300	736,678
#	Cross Cat Co. Ltd.	9,600	64,528
	Cross Marketing Group, Inc.	18,400	82,279
#*	CrowdWorks, Inc.	9,800	81,816
	CTI Engineering Co. Ltd.	60,600	1,822,493
	CTS Co. Ltd.	102,900	453,333
#	Cube System, Inc.	16,400	115,788
	Curves Holdings Co. Ltd.	197,000	859,346
*	Cyber Security Cloud, Inc.	17,700	239,591
	CyberAgent, Inc.	562,000	2,950,190
	Cybozu, Inc.	112,900	1,406,676
	Dai Nippon Printing Co. Ltd.	340,000	8,869,668

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dai Nippon Toryo Co. Ltd.	105,500	$672,468
	Daicel Corp.	1,119,200	9,517,308
	Dai-Dan Co. Ltd.	126,200	1,239,356
	Daido Kogyo Co. Ltd.	33,200	161,809
	Daido Metal Co. Ltd.	229,080	799,505
	Daido Steel Co. Ltd.	133,800	5,248,906
	Daifuku Co. Ltd.	297,500	4,915,560
	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	421,714
	Daihen Corp.	88,300	2,783,041
	Daiho Corp.	25,900	661,534
	Dai-Ichi Cutter Kogyo KK	29,400	234,080
	Daiichi Jitsugyo Co. Ltd.	96,000	1,232,155
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	93,300	574,194
	Dai-ichi Life Holdings, Inc.	740,488	15,642,820
	Daiichi Sankyo Co. Ltd.	171,000	4,409,097
	Daiichikosho Co. Ltd.	82,736	1,222,959
#	Daiken Medical Co. Ltd.	65,400	230,310
	Daiki Aluminium Industry Co. Ltd.	172,800	1,430,423
	Daiki Axis Co. Ltd.	21,800	105,361
	Daikin Industries Ltd.	171,300	24,697,842
	Daiko Denshi Tsushin Ltd.	17,000	73,042
#	Daikoku Denki Co. Ltd.	20,300	592,697
	Daikokutenbussan Co. Ltd.	19,500	826,390
	Daikyonishikawa Corp.	194,400	972,432
	Dainichi Co. Ltd.	45,500	214,753
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,900	868,122
	Daio Paper Corp.	402,000	3,302,885
	Daiseki Co. Ltd.	111,290	3,073,550
#	Daiseki Eco. Solution Co. Ltd.	30,600	196,194
	Daishi Hokuetsu Financial Group, Inc.	195,824	5,113,545
	Daishinku Corp.	168,000	813,846
	Daisue Construction Co. Ltd.	44,600	391,761
	Daito Bank Ltd.	7,400	38,481
	Daito Pharmaceutical Co. Ltd.	77,249	986,900
	Daito Trust Construction Co. Ltd.	112,300	12,046,013
	Daitron Co. Ltd.	44,900	858,450
	Daiwa House Industry Co. Ltd.	1,074,700	29,560,328
	Daiwa Industries Ltd.	108,100	926,973
	Daiwa Securities Group, Inc.	2,390,300	13,783,592
	Daiwabo Holdings Co. Ltd.	442,200	8,404,762
	DCM Holdings Co. Ltd.	569,780	4,449,139
	DD GROUP Co. Ltd.	28,900	262,161
	Dear Life Co. Ltd.	168,600	839,484
	Delica Foods Holdings Co. Ltd.	14,600	59,220
#*	Demae-Can Co. Ltd.	38,300	81,136
	DeNA Co. Ltd.	308,000	3,008,901
	Denka Co. Ltd.	392,700	7,093,545
	Densan System Holdings Co. Ltd.	26,800	484,145
	Denso Corp.	752,400	11,110,188
	Dentsu Group, Inc.	299,500	8,699,270
	Denyo Co. Ltd.	75,900	1,072,195
#	Dexerials Corp.	336,600	7,677,953
	DIC Corp.	397,600	6,269,498
	Digital Arts, Inc.	50,800	1,401,260
	Digital Hearts Holdings Co. Ltd.	56,200	342,091
#	Digital Holdings, Inc.	58,200	400,649
	Digital Information Technologies Corp.	39,900	420,522
	Dip Corp.	136,000	2,695,433
	Direct Marketing MiX, Inc.	82,700	223,301

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Disco Corp.	99,600	$17,589,261
	DKK Co. Ltd.	46,800	772,326
	DKS Co. Ltd.	37,153	428,180
	DMG Mori Co. Ltd.	473,700	7,835,000
	DMW Corp.	900	21,402
	Doshisha Co. Ltd.	90,100	1,341,304
	Double Standard, Inc.	23,400	216,900
	Doutor Nichires Holdings Co. Ltd.	129,423	1,868,699
	Dowa Holdings Co. Ltd.	257,800	7,881,036
	DTS Corp.	174,600	3,586,002
	Duskin Co. Ltd.	184,000	4,011,688
	DyDo Group Holdings, Inc.	32,700	1,265,549
	Eagle Industry Co. Ltd.	119,800	1,306,006
	Earth Corp.	400	13,157
	East Japan Railway Co.	126,400	6,564,873
	EAT&HOLDINGS Co. Ltd.	24,700	326,898
	Ebara Corp.	256,400	11,354,302
	Ebara Foods Industry, Inc.	10,700	207,849
	Ebara Jitsugyo Co. Ltd.	27,400	479,008
	Ebase Co. Ltd.	55,300	238,185
	Eco’s Co. Ltd.	39,100	559,911
#	EDION Corp.	394,800	3,937,648
	EF-ON, Inc.	76,539	242,691
	eGuarantee, Inc.	99,000	1,143,553
#	E-Guardian, Inc.	14,454	159,330
	Ehime Bank Ltd.	160,398	1,187,539
#	Eidai Co. Ltd.	108,100	153,224
	Eiken Chemical Co. Ltd.	134,200	1,323,675
	Eisai Co. Ltd.	42,600	2,256,876
	Eizo Corp.	77,800	2,496,414
	EJ Holdings, Inc.	40,500	433,068
	Elan Corp.	142,500	704,371
	Elecom Co. Ltd.	145,100	1,645,235
	Electric Power Development Co. Ltd.	259,700	3,981,377
	Elematec Corp.	79,806	908,320
	EM Systems Co. Ltd.	55,000	261,552
	en Japan, Inc.	95,700	1,427,443
	Endo Lighting Corp.	60,900	477,724
	ENEOS Holdings, Inc.	6,230,620	23,087,043
	Enomoto Co. Ltd.	24,600	250,695
	Enplas Corp.	28,800	1,611,615
#	Entrust, Inc.	18,200	101,762
#	Envipro Holdings, Inc.	47,200	198,321
#	eRex Co. Ltd.	93,300	460,005
	ES-Con Japan Ltd.	122,300	713,732
	Eslead Corp.	40,700	838,565
	ESPEC Corp.	68,000	1,000,465
	Exedy Corp.	150,300	2,509,465
	EXEO Group, Inc.	320,148	6,649,390
	Ezaki Glico Co. Ltd.	129,200	3,755,478
	F&M Co. Ltd.	23,100	312,499
	FALCO HOLDINGS Co. Ltd.	45,000	603,279
	Fancl Corp.	221,616	3,313,283
	FANUC Corp.	234,566	5,821,083
	Fast Fitness Japan, Inc.	24,500	196,588
	Fast Retailing Co. Ltd.	122,600	27,143,199
	FCC Co. Ltd.	183,200	2,173,855
*	FDK Corp.	3,000	15,432
	Feed One Co. Ltd.	122,948	627,918

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Feedforce Group, Inc.	17,600	$81,852
#	Felissimo Corp.	5,200	31,087
	Fenwal Controls of Japan Ltd.	800	8,673
	Ferrotec Holdings Corp.	222,800	3,916,192
	Fibergate, Inc.	33,600	253,354
	FIDEA Holdings Co. Ltd.	95,440	1,028,372
#	Financial Partners Group Co. Ltd.	230,900	2,193,339
	FINDEX, Inc.	68,000	374,976
*	Fintech Global, Inc.	325,200	123,425
	First Bank of Toyama Ltd.	38,400	251,100
#	First Brothers Co. Ltd.	27,900	210,360
#	First Juken Co. Ltd.	38,200	276,976
	First-Corp., Inc.	27,500	135,930
	Fixstars Corp.	90,800	597,387
	FJ Next Holdings Co. Ltd.	92,500	646,306
	Focus Systems Corp.	27,600	181,300
	Food & Life Cos. Ltd.	429,700	7,242,493
	Forum Engineering, Inc.	17,500	150,815
	Forval Corp.	1,300	9,892
	Foster Electric Co. Ltd.	106,006	630,861
	FP Corp.	198,300	3,818,593
	France Bed Holdings Co. Ltd.	125,500	987,055
	Freebit Co. Ltd.	55,800	383,774
	Freund Corp.	10,900	57,049
	Frontier Management, Inc.	11,800	125,260
#	F-Tech, Inc.	43,300	200,976
	FTGroup Co. Ltd.	48,500	414,446
	Fudo Tetra Corp.	74,720	996,395
	Fuji Corp.	280,700	4,226,738
#	Fuji Corp.	61,800	696,852
	Fuji Corp. Ltd.	124,300	593,086
	Fuji Electric Co. Ltd.	256,700	9,773,752
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	62,737
	Fuji Kyuko Co. Ltd.	84,000	2,371,004
	Fuji Media Holdings, Inc.	171,400	1,702,295
#	Fuji Oil Co. Ltd.	206,100	432,454
	Fuji Oil Holdings, Inc.	205,200	3,259,460
	Fuji Pharma Co. Ltd.	67,500	521,428
	Fuji Seal International, Inc.	206,552	2,300,818
	Fuji Soft, Inc.	108,400	3,900,805
	Fujibo Holdings, Inc.	51,200	1,167,357
	Fujicco Co. Ltd.	95,100	1,227,100
	FUJIFILM Holdings Corp.	177,875	9,729,364
	Fujikura Composites, Inc.	108,700	848,924
	Fujikura Kasei Co. Ltd.	160,300	464,013
	Fujikura Ltd.	1,255,700	9,018,578
	Fujimi, Inc.	103,000	2,056,069
	Fujimori Kogyo Co. Ltd.	78,000	1,968,179
	Fujisash Co. Ltd.	354,500	168,867
#	Fujishoji Co. Ltd.	33,700	284,359
*	Fujita Kanko, Inc.	10,900	299,573
	Fujitsu General Ltd.	3,100	55,133
	Fujitsu Ltd.	253,229	32,805,200
	Fujiya Co. Ltd.	43,500	718,037
#	FuKoKu Co. Ltd.	43,300	419,942
	Fukuda Corp.	29,500	956,302
	Fukuda Denshi Co. Ltd.	35,100	1,254,257
#	Fukui Bank Ltd.	98,141	1,057,626
	Fukui Computer Holdings, Inc.	39,500	678,133

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fukuoka Financial Group, Inc.	337,756	$8,928,150
	Fukushima Galilei Co. Ltd.	56,800	1,880,375
	Fukuyama Transporting Co. Ltd.	123,600	3,377,765
	FULLCAST Holdings Co. Ltd.	85,300	965,242
#	Fumakilla Ltd.	16,801	117,667
	Funai Soken Holdings, Inc.	134,720	2,214,246
	Furukawa Battery Co. Ltd.	63,100	372,086
	Furukawa Co. Ltd.	209,200	2,935,105
	Furukawa Electric Co. Ltd.	353,590	5,298,395
	Furuno Electric Co. Ltd.	121,700	1,335,389
#	Furuya Metal Co. Ltd.	14,200	918,633
	Furyu Corp.	98,400	1,036,794
	Fuso Chemical Co. Ltd.	112,500	3,056,849
	Fuso Pharmaceutical Industries Ltd.	33,399	430,839
	Futaba Corp.	185,000	623,253
	Futaba Industrial Co. Ltd.	267,500	1,318,002
	Future Corp.	213,800	2,440,094
	Fuyo General Lease Co. Ltd.	101,900	8,284,540
	G-7 Holdings, Inc.	144,200	1,101,158
*	GA Technologies Co. Ltd.	20,800	157,159
	Gakken Holdings Co. Ltd.	141,700	788,630
	Gakkyusha Co. Ltd.	29,000	388,587
#	Gakujo Co. Ltd.	34,700	387,017
	Gecoss Corp.	62,449	396,543
	Genki Sushi Co. Ltd.	55,800	970,781
	Genky DrugStores Co. Ltd.	40,800	1,553,691
	Geo Holdings Corp.	168,800	2,638,918
#	Gift Holdings, Inc.	23,600	337,090
#*	giftee, Inc.	22,000	188,172
	Giken Ltd.	29,500	349,638
	GL Sciences, Inc.	27,500	415,113
	GLOBERIDE, Inc.	110,398	1,424,716
	Glory Ltd.	194,745	3,630,886
	Glosel Co. Ltd.	69,000	205,777
#	GMO Financial Gate, Inc.	14,500	812,911
	GMO Financial Holdings, Inc.	137,900	626,723
#	GMO GlobalSign Holdings KK	15,700	264,897
	GMO internet group, Inc.	255,900	3,727,125
	GMO Payment Gateway, Inc.	69,300	2,767,790
#*	GNI Group Ltd.	20,200	268,289
	Godo Steel Ltd.	53,900	1,564,821
#	Gokurakuyu Holdings Co. Ltd.	35,100	89,396
	Goldcrest Co. Ltd.	79,030	1,126,993
	Goldwin, Inc.	56,000	3,536,786
#	Golf Digest Online, Inc.	20,000	93,019
#	Good Com Asset Co. Ltd.	74,400	429,357
	Grandy House Corp.	68,500	276,775
	Gree, Inc.	117,000	437,236
	Greens Co. Ltd.	24,500	256,286
	gremz, Inc.	34,300	454,873
	GS Yuasa Corp.	374,499	6,041,830
	GSI Creos Corp.	41,400	546,708
	G-Tekt Corp.	117,700	1,373,636
	Gun-Ei Chemical Industry Co. Ltd.	21,600	452,579
	GungHo Online Entertainment, Inc.	181,218	2,732,319
	Gunma Bank Ltd.	1,444,301	6,979,687
*	Gunosy, Inc.	20,100	93,590
	Gunze Ltd.	76,400	2,290,944
	H.U. Group Holdings, Inc.	278,600	4,682,159

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	H2O Retailing Corp.	430,360	$4,610,489
	HABA Laboratories, Inc.	8,500	130,624
#	Hachijuni Bank Ltd.	1,518,273	8,646,757
#	Hagihara Industries, Inc.	45,500	486,100
	Hagiwara Electric Holdings Co. Ltd., Class C	36,100	1,042,748
	Hagoromo Foods Corp.	1,500	30,354
#	Hakudo Co. Ltd.	33,300	473,749
#	Hakuhodo DY Holdings, Inc.	747,600	6,066,920
#	Hakuto Co. Ltd.	45,300	1,531,907
	Halows Co. Ltd.	50,800	1,427,148
	Hamakyorex Co. Ltd.	93,200	2,333,217
	Hamamatsu Photonics KK	154,000	5,720,024
	Hankyu Hanshin Holdings, Inc.	376,600	11,849,189
	Hanwa Co. Ltd.	166,600	5,021,841
	Happinet Corp.	75,400	1,276,814
	Hard Off Corp. Co. Ltd.	44,600	433,293
#	Harima Chemicals Group, Inc.	71,300	381,117
	Harmonic Drive Systems, Inc.	100,100	2,168,108
	Haseko Corp.	1,346,500	16,571,162
	Hazama Ando Corp.	800,080	6,192,636
#	Heiwa Corp.	261,700	3,704,445
	Heiwa Real Estate Co. Ltd.	126,200	3,230,570
	Heiwado Co. Ltd.	156,439	2,558,731
#*	Hennge KK	42,400	280,860
	Hibiya Engineering Ltd.	90,800	1,375,518
	Hikari Tsushin, Inc.	21,700	3,130,720
#	HI-LEX Corp.	98,800	865,886
	Himacs Ltd.	2,700	24,630
	Himaraya Co. Ltd.	21,000	127,381
*	Hino Motors Ltd.	109,900	319,878
	Hioki EE Corp.	36,300	1,577,815
	Hirakawa Hewtech Corp.	50,200	480,397
#	Hirano Tecseed Co. Ltd.	34,700	447,645
#	Hirata Corp.	35,700	1,624,103
	Hirogin Holdings, Inc.	1,020,700	6,490,302
	Hirose Electric Co. Ltd.	23,025	2,608,710
	Hirose Tusyo, Inc.	3,400	64,402
	Hiroshima Gas Co. Ltd.	109,500	289,147
	Hisaka Works Ltd.	94,600	592,335
	Hisamitsu Pharmaceutical Co., Inc.	70,700	2,255,006
	Hitachi Construction Machinery Co. Ltd.	247,500	6,394,344
	Hitachi Ltd.	1,198,785	75,986,879
	Hitachi Ltd., ADR	57,965	7,392,856
	Hitachi Zosen Corp.	820,700	4,281,247
	Hito Communications Holdings, Inc.	28,300	230,457
	Hochiki Corp.	62,800	699,140
	Hodogaya Chemical Co. Ltd.	27,700	553,118
	Hogy Medical Co. Ltd.	93,400	2,029,411
	Hokkaido Electric Power Co., Inc.	510,800	2,148,793
	Hokkaido Gas Co. Ltd.	41,200	639,468
	Hokkan Holdings Ltd.	55,500	580,769
	Hokko Chemical Industry Co. Ltd.	104,100	642,109
	Hokkoku Financial Holdings, Inc.	111,800	3,699,111
#	Hokuetsu Corp.	598,295	4,590,540
	Hokuetsu Industries Co. Ltd.	95,300	1,226,613
	Hokuhoku Financial Group, Inc.	693,510	8,096,783
#	Hokuriku Electric Industry Co. Ltd.	33,000	295,704
*	Hokuriku Electric Power Co.	504,800	2,503,927
	Hokuriku Electrical Construction Co. Ltd.	27,820	183,327

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokuto Corp.	82,700	$992,497
	Honda Motor Co. Ltd., Sponsored ADR	460,628	14,164,311
	Honda Motor Co. Ltd.	3,092,769	31,697,084
	H-One Co. Ltd.	91,605	468,195
	Honeys Holdings Co. Ltd.	85,830	867,810
	Hoosiers Holdings Co. Ltd.	135,200	955,595
	Horiba Ltd.	111,800	5,652,751
	Hoshizaki Corp.	40,400	1,304,703
	Hosiden Corp.	266,600	3,133,412
	Hosokawa Micron Corp.	63,200	1,773,848
	Hotland Co. Ltd.	41,000	540,603
	House Foods Group, Inc.	150,400	3,175,857
#	Howa Machinery Ltd.	48,700	244,053
	Hoya Corp.	320,800	30,882,964
	HS Holdings Co. Ltd.	74,604	498,635
	Hulic Co. Ltd.	907,317	8,318,397
	Hyakugo Bank Ltd.	1,067,698	4,036,917
	Hyakujushi Bank Ltd.	115,800	2,205,064
#	I K K Holdings, Inc.	20,700	88,878
	Ibiden Co. Ltd.	245,405	10,463,199
#	IBJ, Inc.	93,900	402,589
	Ichibanya Co. Ltd.	15,632	551,455
	Ichigo, Inc.	631,100	1,381,010
	Ichiken Co. Ltd.	28,500	382,248
	Ichikoh Industries Ltd.	204,000	714,456
	Ichimasa Kamaboko Co. Ltd.	1,700	8,053
	Ichinen Holdings Co. Ltd.	115,572	1,062,080
	Ichiyoshi Securities Co. Ltd.	143,300	665,971
	Icom, Inc.	39,400	912,243
	ID Holdings Corp.	41,725	398,038
	IDEA Consultants, Inc.	2,900	31,198
	Idec Corp.	151,300	2,714,863
	Idemitsu Kosan Co. Ltd.	411,891	9,352,023
	IDOM, Inc.	402,100	2,419,707
	IHI Corp.	562,800	10,801,355
	Iida Group Holdings Co. Ltd.	267,696	4,156,566
	Iino Kaiun Kaisha Ltd.	400,300	2,871,232
	IJTT Co. Ltd.	96,460	427,078
	I’ll, Inc.	25,300	618,128
	Imagica Group, Inc.	74,900	294,063
#	Imasen Electric Industrial	43,200	165,761
	i-mobile Co. Ltd.	71,400	222,301
	Imuraya Group Co. Ltd.	19,800	307,845
	Inaba Denki Sangyo Co. Ltd.	169,400	3,532,477
	Inaba Seisakusho Co. Ltd.	49,800	497,329
	Inabata & Co. Ltd.	215,200	4,492,733
	Inageya Co. Ltd.	14,900	157,906
*	I-NE Co. Ltd.	23,200	435,375
	Ines Corp.	82,300	809,413
	I-Net Corp.	61,310	653,954
	Infocom Corp.	104,700	1,743,349
	Information Services International-Dentsu Ltd.	105,600	3,583,984
	INFRONEER Holdings, Inc.	727,808	7,677,542
	Innotech Corp.	65,600	674,150
	Inpex Corp.	1,938,500	28,129,310
	Insource Co. Ltd.	201,796	1,189,397
#	Intage Holdings, Inc.	31,000	343,038
	Integrated Design & Engineering Holdings Co. Ltd.	69,800	1,549,384
#	Intelligent Wave, Inc.	20,400	117,851

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Inter Action Corp.	37,700	$256,444
	Internet Initiative Japan, Inc.	392,600	6,343,866
#	Inui Global Logistics Co. Ltd.	40,500	327,102
	I-PEX, Inc.	62,300	606,136
#	IPS, Inc.	19,000	333,621
#	IR Japan Holdings Ltd.	35,200	316,438
	Iriso Electronics Co. Ltd.	83,500	1,971,302
	I’rom Group Co. Ltd.	22,100	252,106
	ISB Corp.	38,300	358,957
#	Ise Chemicals Corp.	7,800	379,465
	Iseki & Co. Ltd.	88,100	638,898
	Isetan Mitsukoshi Holdings Ltd.	532,240	6,004,179
	Ishihara Chemical Co. Ltd.	8,100	85,569
	Ishihara Sangyo Kaisha Ltd.	173,700	1,627,266
	Ishii Iron Works Co. Ltd.	2,900	52,133
	Ishizuka Glass Co. Ltd.	6,599	141,398
#*	Istyle, Inc.	232,600	672,586
	Isuzu Motors Ltd.	1,627,207	18,144,417
	Itfor, Inc.	84,600	592,985
	ITmedia, Inc.	37,200	253,817
#	Ito En Ltd.	131,600	4,276,399
#	ITOCHU Corp.	1,563,900	56,333,280
	Itochu Enex Co. Ltd.	290,300	2,853,480
	Itochu-Shokuhin Co. Ltd.	24,300	1,054,454
	Itoham Yonekyu Holdings, Inc.	107,369	2,967,268
	Itoki Corp.	211,500	2,036,696
	IwaiCosmo Holdings, Inc.	96,600	1,151,063
	Iwaki Co. Ltd.	20,400	246,228
	Iwatani Corp.	226,900	10,852,281
*	Iwatsu Electric Co. Ltd.	44,000	224,033
	Iwatsuka Confectionery Co. Ltd.	500	16,727
	Iyogin Holdings, Inc.	1,024,157	7,372,226
	Izumi Co. Ltd.	145,900	3,689,157
	J Front Retailing Co. Ltd.	1,043,301	9,946,099
#	J Trust Co. Ltd.	127,319	403,884
	JAC Recruitment Co. Ltd.	72,200	1,152,453
	Jaccs Co. Ltd.	125,000	4,296,665
*	Jade Group, Inc.	27,200	263,219
	JAFCO Group Co. Ltd.	282,300	3,040,602
*	Jamco Corp.	8,100	79,778
	JANOME Corp.	88,199	421,122
	Japan Airlines Co. Ltd.	336,200	6,180,626
	Japan Airport Terminal Co. Ltd.	25,083	1,103,126
	Japan Aviation Electronics Industry Ltd.	285,700	5,385,022
	Japan Best Rescue System Co. Ltd.	56,800	226,067
	Japan Business Systems, Inc.	10,100	87,492
#	Japan Cash Machine Co. Ltd.	63,200	403,474
#*	Japan Communications, Inc.	746,000	1,023,247
	Japan Electronic Materials Corp.	42,700	392,261
	Japan Elevator Service Holdings Co. Ltd.	252,400	3,344,843
	Japan Exchange Group, Inc.	734,700	14,528,541
	Japan Foundation Engineering Co. Ltd.	98,200	280,988
*	Japan Hospice Holdings, Inc.	13,900	208,283
	Japan Investment Adviser Co. Ltd.	20,500	219,335
	Japan Lifeline Co. Ltd.	258,500	1,971,156
	Japan Material Co. Ltd.	251,000	3,524,898
	Japan Medical Dynamic Marketing, Inc.	86,541	409,978
	Japan Oil Transportation Co. Ltd.	11,079	210,514
	Japan Petroleum Exploration Co. Ltd.	102,400	3,506,339

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Post Bank Co. Ltd.	681,300	$6,315,106
	Japan Post Holdings Co. Ltd.	1,043,700	9,238,001
	Japan Post Insurance Co. Ltd.	231,300	4,453,930
	Japan Property Management Center Co. Ltd.	52,300	387,015
	Japan Pulp & Paper Co. Ltd.	48,100	1,507,912
	Japan Pure Chemical Co. Ltd.	2,200	38,308
	Japan Securities Finance Co. Ltd.	459,400	4,574,624
	Japan Steel Works Ltd.	39,600	642,498
	Japan System Techniques Co. Ltd.	21,400	290,684
	Japan Tobacco, Inc.	1,553,600	36,166,032
	Japan Transcity Corp.	157,600	691,898
#	Japan Wool Textile Co. Ltd.	232,700	2,115,602
	Jastec Co. Ltd.	35,900	368,183
	JBCC Holdings, Inc.	54,100	1,067,935
	JCU Corp.	112,500	2,453,958
	JDC Corp.	37,800	151,746
	Jeol Ltd.	161,400	4,556,862
#	JFE Holdings, Inc.	1,792,008	24,967,801
	JFE Systems, Inc.	10,400	221,755
	JGC Holdings Corp.	623,000	7,673,478
	Jichodo Co. Ltd.	100	6,658
#*	JIG-SAW, Inc.	18,200	446,797
	Jimoto Holdings, Inc.	89,710	275,951
	JINS Holdings, Inc.	55,100	1,521,024
	JINUSHI Co. Ltd.	51,100	676,934
	JK Holdings Co. Ltd.	69,700	443,046
	J-Lease Co. Ltd.	27,600	347,259
	JM Holdings Co. Ltd.	72,300	991,392
	JMS Co. Ltd.	96,740	340,435
#*	Joban Kosan Co. Ltd.	26,499	208,559
	J-Oil Mills, Inc.	100,500	1,179,937
	Joshin Denki Co. Ltd.	79,200	1,258,083
	Joyful Honda Co. Ltd.	87,100	1,023,006
	JP-Holdings, Inc.	279,900	652,924
	JSB Co. Ltd.	29,400	448,544
	JSP Corp.	57,700	717,592
#	JSR Corp.	87,100	2,331,314
	J-Stream, Inc.	8,000	21,138
	JTEKT Corp.	702,800	5,794,564
#	Juki Corp.	240,799	950,177
	Juroku Financial Group, Inc.	148,300	3,995,505
	Justsystems Corp.	109,700	1,954,902
	JVCKenwood Corp.	898,370	3,860,964
	K&O Energy Group, Inc.	65,400	1,029,823
	Kadokawa Corp.	142,805	2,750,851
	Kadoya Sesame Mills, Inc.	8,500	195,630
	Kaga Electronics Co. Ltd.	86,100	3,445,326
	Kagome Co. Ltd.	52,500	1,092,176
	Kajima Corp.	722,800	11,945,995
	Kakaku.com, Inc.	324,000	3,124,813
	Kaken Pharmaceutical Co. Ltd.	98,100	2,172,439
	Kakiyasu Honten Co. Ltd.	32,400	531,824
#	Kamakura Shinsho Ltd.	31,700	122,177
	Kameda Seika Co. Ltd.	40,000	1,081,131
	Kamei Corp.	121,400	1,257,926
	Kamigumi Co. Ltd.	289,900	5,881,071
	Kanaden Corp.	72,700	724,367
	Kanagawa Chuo Kotsu Co. Ltd.	20,500	418,039
	Kanamic Network Co. Ltd.	91,900	279,212

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Kanamoto Co. Ltd.	153,100	$2,484,684
	Kandenko Co. Ltd.	474,600	4,397,799
	Kaneka Corp.	196,600	4,811,154
	Kaneko Seeds Co. Ltd.	7,100	66,932
	Kanematsu Corp.	433,200	5,854,076
	Kanemi Co. Ltd.	3,400	68,076
	Kanro, Inc.	13,700	206,221
	Kansai Electric Power Co., Inc.	556,300	7,122,771
	Kansai Food Market Ltd.	2,700	24,098
	Kansai Paint Co. Ltd.	175,400	2,566,926
	Kanto Denka Kogyo Co. Ltd.	220,118	1,163,172
	Kao Corp.	319,500	11,656,604
#*	Kaonavi, Inc.	9,300	126,851
#*	Kappa Create Co. Ltd.	8,300	87,207
	Kasumigaseki Capital Co. Ltd.	5,900	314,242
	Katakura Industries Co. Ltd.	101,600	1,143,312
	Katitas Co. Ltd.	201,377	2,687,865
	Kato Sangyo Co. Ltd.	83,300	2,342,150
#	Kato Works Co. Ltd.	50,926	406,592
	Kawada Technologies, Inc.	29,500	1,301,322
	Kawagishi Bridge Works Co. Ltd.	8,500	172,727
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	620,313
	Kawasaki Heavy Industries Ltd.	663,400	14,642,453
#	Kawasaki Kisen Kaisha Ltd.	269,766	9,250,265
	KDDI Corp.	2,227,400	66,632,058
	KeePer Technical Laboratory Co. Ltd.	61,300	2,310,703
	Keihan Holdings Co. Ltd.	218,100	5,334,280
	Keihanshin Building Co. Ltd.	118,900	1,090,971
	Keihin Co. Ltd.	10,500	124,931
	Keikyu Corp.	361,700	3,066,643
	Keio Corp.	119,800	3,555,000
	Keisei Electric Railway Co. Ltd.	129,648	4,883,792
#	KEIWA, Inc.	5,600	49,418
	Keiyo Bank Ltd.	503,355	2,283,814
	Keiyo Co. Ltd.	146,000	1,257,240
	KEL Corp.	14,100	157,802
	Kenko Mayonnaise Co. Ltd.	53,963	559,258
	Kewpie Corp.	320,500	5,562,837
	Keyence Corp.	86,520	33,493,488
	KeyHolder, Inc.	14,400	83,088
	KFC Holdings Japan Ltd.	67,500	1,344,615
	KH Neochem Co. Ltd.	138,600	2,099,472
	Kibun Foods, Inc.	24,700	191,166
	Kikkoman Corp.	89,650	5,100,615
#	Kimoto Co. Ltd.	171,800	211,887
	Kimura Chemical Plants Co. Ltd.	58,500	275,169
	Kimura Unity Co. Ltd.	17,000	147,338
	Kinden Corp.	366,000	5,543,965
	King Jim Co. Ltd.	9,300	55,044
	Kintetsu Department Store Co. Ltd.	18,100	337,647
	Kintetsu Group Holdings Co. Ltd.	146,400	4,119,221
	Kirin Holdings Co. Ltd.	186,480	2,620,662
	Kissei Pharmaceutical Co. Ltd.	148,200	3,134,572
	Ki-Star Real Estate Co. Ltd.	46,800	1,318,464
*	Kitagawa Corp.	36,320	341,111
	Kita-Nippon Bank Ltd.	66,400	1,022,671
	Kitano Construction Corp.	20,100	409,031
	Kitz Corp.	390,200	2,636,658
	Kiyo Bank Ltd.	598,900	6,182,397

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	KLab, Inc.	94,900	$164,838
*	KNT-CT Holdings Co. Ltd.	38,800	325,142
	Koa Corp.	145,100	1,398,244
#	Koa Shoji Holdings Co. Ltd.	29,400	143,932
	Koatsu Gas Kogyo Co. Ltd.	119,100	603,025
	Kobayashi Pharmaceutical Co. Ltd.	67,200	2,774,234
#	Kobe Bussan Co. Ltd.	207,400	5,132,746
#*	Kobe Electric Railway Co. Ltd.	15,400	281,854
	Kobe Steel Ltd.	1,247,982	14,755,465
	Koei Tecmo Holdings Co. Ltd.	75,400	984,548
	Kohnan Shoji Co. Ltd.	138,800	3,598,107
#	Kohoku Kogyo Co. Ltd.	2,900	92,122
	Kohsoku Corp.	39,800	534,965
	Koike Sanso Kogyo Co. Ltd.	3,300	75,098
	Koike-ya, Inc.	1,000	55,593
	Koito Manufacturing Co. Ltd.	290,100	4,346,490
#	Kojima Co. Ltd.	187,200	818,239
	Kokuyo Co. Ltd.	354,664	5,497,282
	KOMAIHALTEC, Inc.	4,100	58,048
	Komatsu Ltd.	1,147,700	26,369,997
	Komatsu Matere Co. Ltd.	117,300	558,233
	Komatsu Wall Industry Co. Ltd.	32,800	630,808
	KOMEDA Holdings Co. Ltd.	199,500	3,640,376
#	Komehyo Holdings Co. Ltd.	35,800	1,123,578
	Komeri Co. Ltd.	154,400	3,201,612
	Komori Corp.	216,713	1,659,435
#	Konaka Co. Ltd.	117,780	304,217
	Konami Group Corp.	171,262	8,871,730
	Kondotec, Inc.	69,800	524,829
*	Konica Minolta, Inc.	1,917,800	5,371,712
	Konishi Co. Ltd.	110,500	1,639,208
	Konoike Transport Co. Ltd.	117,400	1,553,871
#	Konoshima Chemical Co. Ltd.	35,700	301,024
#	Kosaido Holdings Co. Ltd.	61,100	1,195,867
	Kose Corp.	18,600	1,232,268
	Koshidaka Holdings Co. Ltd.	181,124	1,288,630
	Kotobuki Spirits Co. Ltd.	240,000	3,186,954
#	Kotobukiya Co. Ltd.	6,900	92,894
	Kozo Keikaku Engineering, Inc.	9,500	225,327
	KPP Group Holdings Co. Ltd.	106,800	461,570
	Krosaki Harima Corp.	28,700	1,817,288
#	KRS Corp.	63,500	406,636
	K’s Holdings Corp.	763,580	7,105,712
	KU Holdings Co. Ltd.	61,200	447,108
	Kubota Corp., Sponsored ADR	39,134	2,595,758
	Kubota Corp.	282,600	3,800,756
*	Kufu Co., Inc.	46,700	94,387
	Kumagai Gumi Co. Ltd.	209,400	5,247,801
#	Kumiai Chemical Industry Co. Ltd.	317,665	2,315,370
	Kurabo Industries Ltd.	108,614	1,626,092
	Kuraray Co. Ltd.	1,398,700	16,002,763
	Kureha Corp.	85,900	5,101,506
	Kurimoto Ltd.	58,900	1,204,480
	Kurita Water Industries Ltd.	301,000	9,145,409
	Kuriyama Holdings Corp.	65,700	379,081
	Kuroda Precision Industries Ltd.	2,400	19,969
	Kushikatsu Tanaka Holdings Co., Class C	5,800	66,065
	Kusuri No. Aoki Holdings Co. Ltd.	61,100	4,003,129
	KYB Corp.	103,100	3,045,775

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyocera Corp.	214,930	$10,594,201
	Kyodo Printing Co. Ltd.	38,600	818,271
	Kyoei Steel Ltd.	172,400	2,186,965
	Kyokuto Boeki Kaisha Ltd.	47,218	560,500
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	1,853,923
	Kyokuto Securities Co. Ltd.	116,500	807,699
	Kyokuyo Co. Ltd.	45,200	1,150,149
	Kyorin Pharmaceutical Co. Ltd.	187,100	2,206,928
	KYORITSU Co. Ltd.	170,500	190,424
#	Kyoritsu Maintenance Co. Ltd.	84,000	3,212,661
	Kyosan Electric Manufacturing Co. Ltd.	189,500	606,838
	Kyoto Financial Group, Inc.	184,111	10,437,954
	Kyowa Electronic Instruments Co. Ltd.	101,000	250,772
	Kyowa Kirin Co. Ltd.	107,163	1,680,775
#	Kyowa Leather Cloth Co. Ltd.	58,800	256,071
	Kyudenko Corp.	196,000	5,854,711
*	Kyushu Electric Power Co., Inc.	708,100	4,524,146
	Kyushu Financial Group, Inc.	1,303,648	8,214,904
	Kyushu Leasing Service Co. Ltd.	3,300	20,421
	Kyushu Railway Co.	215,100	4,397,998
	LA Holdings Co. Ltd.	13,100	404,143
	LAC Co. Ltd.	59,000	284,236
#	Lacto Japan Co. Ltd.	44,200	582,210
	Lasertec Corp.	77,900	12,867,536
	Lawson, Inc.	107,000	5,170,925
	LEC, Inc.	99,300	673,199
#*	Leopalace21 Corp.	701,200	1,508,348
	Life Corp.	109,400	2,578,840
#*	LIFENET INSURANCE Co.	52,300	334,192
#*	LIFULL Co. Ltd.	211,500	308,208
	LIKE, Inc.	34,600	316,454
#	Linical Co. Ltd.	43,100	163,916
#	Link & Motivation, Inc.	200,800	537,646
	Lintec Corp.	174,200	2,879,397
	Lion Corp.	510,400	4,898,149
	LITALICO, Inc.	83,200	1,117,893
	Lixil Corp.	973,819	10,677,992
	Loadstar Capital KK	14,700	183,563
	Look Holdings, Inc.	31,700	421,526
*	LTS, Inc.	4,300	84,442
	LY Corp.	1,825,200	4,653,323
	M&A Capital Partners Co. Ltd.	63,200	1,147,238
	M3, Inc.	449,900	6,928,994
	Mabuchi Motor Co. Ltd.	137,200	3,919,739
	Macnica Holdings, Inc.	214,450	8,712,981
	Macromill, Inc.	176,200	782,894
	Maeda Kosen Co. Ltd.	102,700	2,000,764
#	Maezawa Industries, Inc.	54,300	336,463
#	Maezawa Kasei Industries Co. Ltd.	58,900	577,949
	Maezawa Kyuso Industries Co. Ltd.	83,300	764,483
	Makino Milling Machine Co. Ltd.	122,400	5,107,541
	Makita Corp., Sponsored ADR	800	21,296
	Makita Corp.	305,791	7,903,729
	Management Solutions Co. Ltd.	37,400	651,030
	Mandom Corp.	119,800	1,098,887
	Mani, Inc.	211,000	2,870,311
	MarkLines Co. Ltd.	45,600	839,162
	Mars Group Holdings Corp.	34,500	592,287
	Marubeni Corp.	908,759	13,287,671

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Marubun Corp.	92,400	$675,160
	Marudai Food Co. Ltd.	126,100	1,394,217
	Marufuji Sheet Piling Co. Ltd.	2,700	42,869
	Maruha Nichiro Corp.	215,897	3,695,816
	Marui Group Co. Ltd.	437,300	6,915,081
	Maruichi Steel Tube Ltd.	178,400	4,427,239
	MARUKA FURUSATO Corp.	72,976	1,340,095
#	Marumae Co. Ltd.	26,900	240,007
#	Marusan Securities Co. Ltd.	211,300	1,146,607
	Maruwa Co. Ltd.	40,600	7,123,814
#	Maruyama Manufacturing Co., Inc.	9,400	129,032
#	Maruzen CHI Holdings Co. Ltd.	80,600	174,759
	Maruzen Co. Ltd.	26,400	381,377
	Maruzen Showa Unyu Co. Ltd.	59,000	1,489,500
	Marvelous, Inc.	88,900	408,273
	Matching Service Japan Co. Ltd.	26,400	199,039
	Matsuda Sangyo Co. Ltd.	63,362	1,103,531
	Matsui Construction Co. Ltd.	92,100	478,424
	Matsui Securities Co. Ltd.	328,400	1,633,324
	MatsukiyoCocokara & Co.	253,155	4,440,790
	Matsuoka Corp.	10,400	110,166
	Max Co. Ltd.	93,700	1,581,291
	Maxell Ltd.	368,700	3,943,526
	Maxvalu Tokai Co. Ltd.	29,700	586,907
	Mazda Motor Corp.	1,132,000	10,941,899
#	McDonald’s Holdings Co. Japan Ltd.	81,200	3,159,311
	MCJ Co. Ltd.	373,200	2,684,939
	Mebuki Financial Group, Inc.	3,249,891	9,838,111
	MEC Co. Ltd.	39,700	901,995
#*	Media Do Co. Ltd.	35,800	309,457
	Medical Data Vision Co. Ltd.	103,000	457,612
	Medical System Network Co. Ltd.	130,100	400,857
	Medikit Co. Ltd.	1,200	21,199
	Medipal Holdings Corp.	463,300	7,789,457
#	Medius Holdings Co. Ltd.	11,900	60,745
*	Medley, Inc.	27,000	780,596
	MedPeer, Inc.	28,700	169,232
	Megachips Corp.	58,200	1,500,552
	Megmilk Snow Brand Co. Ltd.	225,400	3,632,988
	Meidensha Corp.	230,500	3,611,211
	Meiho Facility Works Ltd.	12,000	61,346
	Meiji Electric Industries Co. Ltd.	24,300	223,565
	MEIJI Holdings Co. Ltd.	305,540	7,520,563
#	Meiji Shipping Group Co. Ltd.	65,900	283,430
#	Meiko Electronics Co. Ltd.	147,900	3,067,736
	Meisei Industrial Co. Ltd.	167,700	1,132,610
	Meitec Group Holdings, Inc.	334,900	5,894,270
#	Meito Sangyo Co. Ltd.	39,700	425,632
	Meiwa Corp.	106,000	452,112
	Meiwa Estate Co. Ltd.	36,400	280,719
	Melco Holdings, Inc.	22,500	513,370
#	Members Co. Ltd.	29,700	233,796
	Menicon Co. Ltd.	259,100	3,003,756
#*	Mercari, Inc.	222,400	4,463,445
	Mercuria Holdings Co. Ltd.	38,800	193,070
*	MetaReal Corp.	12,000	98,875
	METAWATER Co. Ltd.	60,400	761,452
	Micronics Japan Co. Ltd.	97,900	1,483,271
#	Midac Holdings Co. Ltd.	31,400	366,502

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mie Kotsu Group Holdings, Inc.	271,000	$1,011,478
#	Mikuni Corp.	122,200	348,671
	Milbon Co. Ltd.	75,472	1,995,234
	MIMAKI ENGINEERING Co. Ltd.	87,300	427,805
	Mimasu Semiconductor Industry Co. Ltd.	112,200	1,819,441
	Minebea Mitsumi, Inc.	784,326	12,297,675
	Ministop Co. Ltd.	59,800	604,256
	Mirai Industry Co. Ltd.	900	18,903
	Miraial Co. Ltd.	35,800	324,711
	Mirait One Corp.	359,210	4,760,879
	Mirarth Holdings, Inc.	422,800	1,232,459
	Miroku Jyoho Service Co. Ltd.	75,800	776,311
	MISUMI Group, Inc.	390,300	5,908,618
	Mitani Corp.	141,600	1,297,946
	Mitani Sekisan Co. Ltd.	8,600	259,290
	Mito Securities Co. Ltd.	317,800	924,379
	Mitsuba Corp.	160,200	737,926
	Mitsubishi Chemical Group Corp.	5,045,660	28,551,396
	Mitsubishi Corp.	692,600	32,285,927
	Mitsubishi Electric Corp.	1,152,800	13,218,590
	Mitsubishi Estate Co. Ltd.	879,820	11,261,977
	Mitsubishi Gas Chemical Co., Inc.	554,000	7,487,789
	Mitsubishi HC Capital, Inc.	3,582,670	23,617,783
	Mitsubishi Heavy Industries Ltd.	292,700	15,075,413
	Mitsubishi Kakoki Kaisha Ltd.	30,900	553,008
	Mitsubishi Logisnext Co. Ltd.	202,500	1,588,694
	Mitsubishi Logistics Corp.	193,299	5,056,686
	Mitsubishi Materials Corp.	420,120	6,751,166
	Mitsubishi Motors Corp.	2,084,700	6,809,817
#	Mitsubishi Paper Mills Ltd.	61,500	237,518
	Mitsubishi Pencil Co. Ltd.	67,500	832,075
	Mitsubishi Research Institute, Inc.	33,900	1,095,922
	Mitsubishi Shokuhin Co. Ltd.	76,200	2,009,237
#	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	628,944
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,124,020	9,441,768
	Mitsubishi UFJ Financial Group, Inc.	7,907,300	66,335,503
	Mitsuboshi Belting Ltd.	94,600	2,730,997
	Mitsui & Co. Ltd., Sponsored ADR	11,112	8,142,429
	Mitsui & Co. Ltd.	771,645	28,044,794
	Mitsui Chemicals, Inc.	765,489	19,293,734
	Mitsui DM Sugar Holdings Co. Ltd.	81,500	1,656,677
	Mitsui E&S Co. Ltd.	185,619	508,878
	Mitsui Fudosan Co. Ltd.	570,500	12,365,506
#	Mitsui High-Tec, Inc.	77,100	3,255,358
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	1,114,453
	Mitsui Mining & Smelting Co. Ltd.	311,200	8,080,808
#	Mitsui OSK Lines Ltd.	599,700	15,482,631
	Mitsui-Soko Holdings Co. Ltd.	131,200	3,737,046
	Mitsuuroko Group Holdings Co. Ltd.	141,400	1,215,786
	Miura Co. Ltd.	117,900	2,285,963
	MIXI, Inc.	167,400	2,535,448
	Miyaji Engineering Group, Inc.	54,000	1,090,127
	Miyazaki Bank Ltd.	79,500	1,545,662
	Miyoshi Oil & Fat Co. Ltd.	39,445	342,069
	Mizuho Financial Group, Inc.	1,730,496	29,381,019
	Mizuho Leasing Co. Ltd.	165,700	5,271,706
#	Mizuho Medy Co. Ltd.	13,100	259,954
	Mizuno Corp.	94,821	2,781,620
	Mochida Pharmaceutical Co. Ltd.	42,998	947,485

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Modec, Inc.	25,200	$277,165
	Molitec Steel Co. Ltd.	41,400	77,190
	Monex Group, Inc.	588,700	2,589,203
#	Money Partners Group Co. Ltd.	55,100	103,655
	Monogatari Corp.	115,200	3,119,679
#	MonotaRO Co. Ltd.	364,300	2,911,480
#	MORESCO Corp.	28,700	234,365
	Mori-Gumi Co. Ltd.	51,800	112,465
	Morinaga & Co. Ltd.	156,400	5,640,457
	Morinaga Milk Industry Co. Ltd.	219,100	8,545,980
	Moriroku Holdings Co. Ltd.	13,500	213,826
	Morita Holdings Corp.	150,000	1,538,831
	Morito Co. Ltd.	75,500	661,855
	Morozoff Ltd.	19,398	482,172
#	Mortgage Service Japan Ltd.	30,200	103,887
	Mory Industries, Inc.	24,100	690,520
	MrMax Holdings Ltd.	120,700	495,658
	MS&AD Insurance Group Holdings, Inc.	318,474	11,669,050
	Mugen Estate Co. Ltd.	57,251	388,220
	m-up Holdings, Inc.	93,800	759,577
	Murata Manufacturing Co. Ltd.	1,530,060	26,208,975
	Musashi Seimitsu Industry Co. Ltd.	296,600	2,854,686
	Musashino Bank Ltd.	172,701	3,256,342
#	Mutoh Holdings Co. Ltd.	11,700	152,771
	Nabtesco Corp.	224,300	3,972,731
#	NAC Co. Ltd.	53,700	345,315
	Nachi-Fujikoshi Corp.	72,600	1,809,121
	Nadex Co. Ltd.	4,600	30,604
	Nafco Co. Ltd.	27,100	331,413
	Nagano Keiki Co. Ltd.	61,000	946,393
	Nagase & Co. Ltd.	470,200	7,123,103
	Nagase Brothers, Inc.	3,900	48,380
	Nagatanien Holdings Co. Ltd.	43,700	660,723
	Nagawa Co. Ltd.	6,900	280,676
	Nagoya Railroad Co. Ltd.	310,899	4,352,210
	Naigai Trans Line Ltd.	26,700	418,559
	Nakabayashi Co. Ltd.	129,300	442,103
	Nakamoto Packs Co. Ltd.	18,300	196,734
	Nakamuraya Co. Ltd.	14,400	295,035
	Nakanishi, Inc.	199,200	4,375,076
#	Nakano Corp.	8,100	20,646
#	Nakayama Steel Works Ltd.	116,700	666,874
#	Namura Shipbuilding Co. Ltd.	229,048	1,207,353
	Nankai Electric Railway Co. Ltd.	238,900	4,575,354
	Nanto Bank Ltd.	192,301	3,461,356
	Narasaki Sangyo Co. Ltd.	13,400	211,130
#	Nasu Denki Tekko Co. Ltd.	1,000	56,131
	Natori Co. Ltd.	29,400	388,477
	NEC Capital Solutions Ltd.	60,900	1,255,556
	NEC Corp.	308,980	14,877,572
	NEC Networks & System Integration Corp.	182,800	2,473,951
	NEOJAPAN, Inc.	8,800	56,081
	NET One Systems Co. Ltd.	319,700	4,879,556
	Neturen Co. Ltd.	147,000	977,477
#	New Art Holdings Co. Ltd.	18,600	214,962
#*	New Japan Chemical Co. Ltd.	87,600	118,248
	Nexon Co. Ltd.	90,300	1,656,937
#	Nextage Co. Ltd.	187,100	2,585,033
#*	NexTone, Inc.	20,800	188,844

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	NF Holdings Corp.	5,000	$39,000
	NGK Insulators Ltd.	745,800	9,112,373
	NH Foods Ltd.	298,499	8,955,907
	NHK Spring Co. Ltd.	1,005,937	7,118,014
	Nicca Chemical Co. Ltd.	17,100	102,354
#	Nice Corp.	31,661	297,088
#	Nichia Steel Works Ltd.	139,301	279,940
	Nichias Corp.	334,600	6,638,372
	Nichiban Co. Ltd.	41,400	503,059
	Nichicon Corp.	249,100	2,081,930
	Nichiden Corp.	57,600	957,396
	Nichiha Corp.	129,500	2,557,105
	Nichimo Co. Ltd.	4,800	125,021
	Nichirei Corp.	389,199	8,423,832
	Nichireki Co. Ltd.	127,300	1,809,824
	Nichirin Co. Ltd.	54,030	1,070,925
	NIDEC Corp.	46,055	1,689,338
	Nifco, Inc.	278,900	6,540,821
	Nihon Chouzai Co. Ltd.	59,920	562,549
	Nihon Dempa Kogyo Co. Ltd.	102,600	833,209
	Nihon Dengi Co. Ltd.	7,200	193,304
	Nihon Denkei Co. Ltd.	30,300	373,631
	Nihon Flush Co. Ltd.	78,400	461,276
#	Nihon House Holdings Co. Ltd.	175,077	403,666
	Nihon Kagaku Sangyo Co. Ltd.	54,300	427,544
	Nihon Kohden Corp.	115,100	2,718,519
	Nihon M&A Center Holdings, Inc.	1,196,199	5,463,400
#	Nihon Nohyaku Co. Ltd.	198,000	845,961
	Nihon Parkerizing Co. Ltd.	296,200	2,149,694
	Nihon Plast Co. Ltd.	93,100	272,743
	Nihon Tokushu Toryo Co. Ltd.	58,000	450,407
	Nihon Trim Co. Ltd.	10,500	204,295
#*	Nihon Yamamura Glass Co. Ltd.	7,600	84,888
	Niitaka Co. Ltd.	10,200	141,287
	Nikkiso Co. Ltd.	214,300	1,365,015
	Nikko Co. Ltd.	113,400	493,897
	Nikkon Holdings Co. Ltd.	259,300	5,502,018
	Nikon Corp.	659,500	6,261,562
#	Nintendo Co. Ltd.	710,500	29,353,893
	Nippi, Inc.	8,500	240,654
	Nippn Corp.	268,400	4,087,546
	Nippon Air Conditioning Services Co. Ltd.	73,400	372,774
	Nippon Aqua Co. Ltd.	45,300	283,802
	Nippon Avionics Co. Ltd.	4,500	211,285
	Nippon Beet Sugar Manufacturing Co. Ltd.	91,400	1,161,203
	Nippon Carbide Industries Co., Inc.	39,800	444,619
	Nippon Carbon Co. Ltd.	35,500	1,039,871
	Nippon Chemical Industrial Co. Ltd.	39,600	501,202
*	Nippon Chemi-Con Corp.	97,400	825,810
*	Nippon Coke & Engineering Co. Ltd.	892,500	656,755
	Nippon Concept Corp.	32,900	387,711
	Nippon Concrete Industries Co. Ltd.	355,000	744,225
	Nippon Denko Co. Ltd.	680,050	1,310,416
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,230,362
	Nippon Dry-Chemical Co. Ltd.	6,200	89,916
	Nippon Electric Glass Co. Ltd.	356,800	7,133,242
	Nippon Express Holdings, Inc.	220,276	11,321,178
#	Nippon Felt Co. Ltd.	15,100	41,273
#	Nippon Filcon Co. Ltd.	48,800	154,774

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nippon Fine Chemical Co. Ltd.	45,300	$748,178
	Nippon Gas Co. Ltd.	563,800	8,473,629
	Nippon Hume Corp.	106,300	621,640
	Nippon Kayaku Co. Ltd.	381,300	3,275,558
#	Nippon Kodoshi Corp.	40,100	469,542
	Nippon Light Metal Holdings Co. Ltd.	299,128	3,280,871
	Nippon Paint Holdings Co. Ltd.	232,000	1,559,761
*	Nippon Paper Industries Co. Ltd.	463,602	4,033,856
	Nippon Parking Development Co. Ltd.	959,600	1,358,663
	Nippon Pillar Packing Co. Ltd.	97,200	2,426,118
#	Nippon Rietec Co. Ltd.	13,800	119,083
	Nippon Road Co. Ltd.	83,000	1,090,549
	Nippon Sanso Holdings Corp.	348,000	8,776,035
	Nippon Seiki Co. Ltd.	282,600	2,012,078
	Nippon Seisen Co. Ltd.	8,300	264,643
	Nippon Sharyo Ltd.	38,799	537,932
*	Nippon Sheet Glass Co. Ltd.	402,200	1,767,143
	Nippon Shinyaku Co. Ltd.	93,795	3,803,956
	Nippon Shokubai Co. Ltd.	98,800	3,669,632
	Nippon Signal Company Ltd.	210,200	1,299,836
	Nippon Soda Co. Ltd.	117,200	4,201,943
#	Nippon Steel Corp.	1,353,479	29,192,965
	Nippon Telegraph & Telephone Corp.	14,775,000	17,386,847
	Nippon Thompson Co. Ltd.	406,800	1,449,826
	Nippon Tungsten Co. Ltd.	4,900	78,363
	Nippon Yakin Kogyo Co. Ltd.	66,209	1,765,804
	Nippon Yusen KK	821,390	20,097,148
	Nipro Corp.	762,694	5,807,504
	Nishikawa Rubber Co. Ltd.	800	7,095
	Nishimatsu Construction Co. Ltd.	167,200	4,025,663
#	Nishimatsuya Chain Co. Ltd.	144,900	1,861,103
	Nishimoto Co. Ltd.	18,900	749,665
	Nishi-Nippon Financial Holdings, Inc.	635,914	7,594,789
	Nishi-Nippon Railroad Co. Ltd.	167,000	2,698,177
	Nishio Holdings Co. Ltd.	103,200	2,286,758
	Nissan Chemical Corp.	209,500	8,544,493
	Nissan Motor Co. Ltd.	2,715,300	10,448,422
	Nissan Shatai Co. Ltd.	292,700	1,674,942
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	374,035
	Nissei ASB Machine Co. Ltd.	27,200	839,416
	Nissei Plastic Industrial Co. Ltd.	71,100	484,525
	Nissha Co. Ltd.	202,600	2,106,407
	Nisshin Group Holdings Co. Ltd.	151,000	508,634
	Nisshin Oillio Group Ltd.	141,300	3,946,440
	Nisshin Seifun Group, Inc.	348,345	5,254,360
	Nisshinbo Holdings, Inc.	611,941	4,426,276
	Nissin Corp.	66,600	1,147,772
	Nissin Foods Holdings Co. Ltd.	43,275	3,765,298
	Nisso Holdings Co. Ltd.	56,500	284,649
	Nissui Corp.	1,653,600	8,024,174
	Niterra Co. Ltd.	607,700	13,602,025
	Nitori Holdings Co. Ltd.	112,000	12,129,011
	Nitta Corp.	80,200	1,810,920
#	Nitta Gelatin, Inc.	53,700	242,225
	NITTAN Corp.	83,500	169,348
	Nittetsu Mining Co. Ltd.	73,602	2,317,538
	Nitto Boseki Co. Ltd.	56,500	1,271,584
	Nitto Denko Corp.	284,700	18,421,729
	Nitto Fuji Flour Milling Co. Ltd.	3,600	114,396

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitto Kogyo Corp.	118,100	$2,699,377
	Nitto Kohki Co. Ltd.	53,600	672,362
	Nitto Seiko Co. Ltd.	144,300	557,927
	Nittoc Construction Co. Ltd.	118,949	829,240
	Nittoku Co. Ltd.	3,200	46,922
	NJS Co. Ltd.	22,900	424,089
	Noda Corp.	50,200	415,342
	Noevir Holdings Co. Ltd.	50,200	1,760,687
	NOF Corp.	150,100	5,921,586
	Nohmi Bosai Ltd.	81,800	984,953
	Nojima Corp.	412,100	3,670,260
	NOK Corp.	348,900	4,135,784
	Nomura Holdings, Inc.	2,875,598	11,109,603
#	Nomura Holdings, Inc., Sponsored ADR	253,317	980,337
	Nomura Micro Science Co. Ltd.	9,400	481,902
	Nomura Real Estate Holdings, Inc.	253,700	5,925,436
	Nomura Research Institute Ltd.	236,485	6,207,715
	Noritake Co. Ltd.	49,200	1,914,930
	Noritsu Koki Co. Ltd.	111,800	2,366,607
	Noritz Corp.	136,000	1,427,764
	North Pacific Bank Ltd.	1,496,600	3,854,031
	Nozawa Corp.	30,300	169,312
	NPR-RIKEN Corp.	133,480	1,512,905
	NS Solutions Corp.	82,800	2,404,470
	NS Tool Co. Ltd.	47,200	338,500
	NS United Kaiun Kaisha Ltd.	65,200	1,853,343
	NSD Co. Ltd.	185,278	3,223,629
	NSK Ltd.	1,149,047	6,184,656
	NSW, Inc.	34,700	625,605
#	NTN Corp.	2,121,400	3,779,166
	NTT Data Group Corp.	557,200	6,870,223
	Oat Agrio Co. Ltd.	27,500	342,195
	Obara Group, Inc.	46,800	1,123,085
	Obayashi Corp.	1,397,200	11,968,143
	OBIC Business Consultants Co. Ltd.	15,400	661,586
	Obic Co. Ltd.	21,600	3,192,832
	Odakyu Electric Railway Co. Ltd.	252,500	3,594,672
#	Odawara Engineering Co. Ltd.	1,300	18,623
#	Oenon Holdings, Inc.	183,600	486,143
	Ogaki Kyoritsu Bank Ltd.	278,846	3,894,162
#	Ohara, Inc.	37,400	312,594
#	Ohashi Technica, Inc.	48,100	544,967
	Ohba Co. Ltd.	19,400	117,591
	Ohsho Food Service Corp.	30,100	1,391,362
	OIE Sangyo Co. Ltd.	6,100	76,832
	Oiles Corp.	88,001	1,114,364
#*	Oisix ra daichi, Inc.	62,700	477,126
	Oita Bank Ltd.	74,600	1,380,052
	Oji Holdings Corp.	2,263,100	9,679,005
	Okabe Co. Ltd.	158,900	737,990
#	Okada Aiyon Corp.	19,400	251,253
	Okamoto Industries, Inc.	37,600	1,299,866
	Okamoto Machine Tool Works Ltd.	21,199	806,580
	Okamura Corp.	261,600	3,724,313
	Okasan Securities Group, Inc.	786,500	3,556,372
	Oki Electric Industry Co. Ltd.	452,278	2,728,698
	Okinawa Cellular Telephone Co.	75,100	1,588,406
	Okinawa Electric Power Co., Inc.	133,958	978,151
	Okinawa Financial Group, Inc.	105,940	1,766,976

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	OKUMA Corp.	114,800	$4,726,372
	Okumura Corp.	136,800	4,184,634
	Okura Industrial Co. Ltd.	36,751	664,582
	Okuwa Co. Ltd.	135,447	759,805
	Olympic Group Corp.	10,200	33,885
	Olympus Corp.	1,092,200	14,586,714
	Omron Corp.	89,400	3,202,953
	Ono Pharmaceutical Co. Ltd.	447,000	7,719,458
	Onoken Co. Ltd.	83,400	927,136
	Onward Holdings Co. Ltd.	393,696	1,246,584
#	Ootoya Holdings Co. Ltd.	7,000	239,014
	Open House Group Co. Ltd.	241,799	7,969,775
	Optex Group Co. Ltd.	114,160	1,283,343
*	Optim Corp.	64,400	351,416
	Optorun Co. Ltd.	86,800	1,004,121
	Oracle Corp.	52,600	3,731,427
	Organo Corp.	143,300	4,724,719
	Orient Corp.	275,580	2,054,398
	Oriental Land Co. Ltd.	352,400	11,398,505
	Oriental Shiraishi Corp.	571,300	1,261,013
#	Origin Co. Ltd.	25,500	208,743
	ORIX Corp.	1,799,700	32,729,948
	ORIX Corp., Sponsored ADR	8,050	737,380
	Oro Co. Ltd.	27,100	371,901
	Osaka Gas Co. Ltd.	346,400	6,532,333
	Osaka Organic Chemical Industry Ltd.	70,000	1,188,348
	Osaka Soda Co. Ltd.	49,799	2,924,724
	Osaka Steel Co. Ltd.	11,000	130,004
#	OSAKA Titanium Technologies Co. Ltd.	110,500	2,359,122
	Osaki Electric Co. Ltd.	257,200	1,093,532
	OSG Corp.	288,200	3,288,530
	Otsuka Corp.	130,300	5,224,327
	Otsuka Holdings Co. Ltd.	169,600	5,706,352
	OUG Holdings, Inc.	3,900	61,660
	Outsourcing, Inc.	434,800	3,230,957
	Oyo Corp.	106,400	1,626,279
	Ozu Corp.	5,000	51,685
	Pacific Industrial Co. Ltd.	218,400	2,004,849
*	Pacific Metals Co. Ltd.	122,458	1,002,189
	Pack Corp.	57,100	1,269,207
	PAL GROUP Holdings Co. Ltd.	212,200	2,744,768
	PALTAC Corp.	71,858	2,329,383
	Pan Pacific International Holdings Corp.	574,800	11,131,492
	Panasonic Holdings Corp.	1,959,142	17,188,515
	Paraca, Inc.	24,900	325,801
	Paramount Bed Holdings Co. Ltd.	143,600	2,446,607
	Paris Miki Holdings, Inc.	49,700	119,542
*	Park24 Co. Ltd.	484,700	5,460,535
	Parker Corp.	6,000	29,957
	Pasco Corp.	4,700	50,041
	Pasona Group, Inc.	107,000	957,176
	PCI Holdings, Inc.	16,800	116,114
	Pegasus Co. Ltd.	104,500	353,381
	Penta-Ocean Construction Co. Ltd.	1,539,400	9,050,018
	People Dreams & Technologies Group Co. Ltd.	17,800	194,492
*	PeptiDream, Inc.	372,300	2,714,003
	Persol Holdings Co. Ltd.	3,886,000	5,826,725
	Pharma Foods International Co. Ltd.	72,300	638,948
#	PHC Holdings Corp.	64,400	609,037

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	PIA Corp.	11,400	$266,550
	Pickles Holdings Co. Ltd.	51,000	403,537
	Pigeon Corp.	382,200	4,058,154
	Pilot Corp.	85,700	2,908,271
	Piolax, Inc.	133,600	1,973,091
	Plus Alpha Consulting Co. Ltd.	37,900	609,706
	Pola Orbis Holdings, Inc.	125,000	1,255,589
	Pole To Win Holdings, Inc.	124,900	386,050
#	Poppins Corp.	10,500	84,027
*	Port, Inc.	11,000	132,330
*	PR Times Corp.	13,000	140,529
	Premium Group Co. Ltd.	150,000	1,608,858
	Premium Water Holdings, Inc.	6,400	125,913
	Press Kogyo Co. Ltd.	476,300	2,040,004
#	Pressance Corp.	111,800	1,206,170
	Prestige International, Inc.	304,700	1,236,808
	Prima Meat Packers Ltd.	128,399	1,953,494
	Procrea Holdings, Inc.	227,973	2,948,630
	Pronexus, Inc.	38,100	296,729
#	Pro-Ship, Inc.	26,500	229,013
	Proto Corp.	89,500	731,236
	PS Mitsubishi Construction Co. Ltd.	148,800	804,987
#	Punch Industry Co. Ltd.	64,700	185,622
	QB Net Holdings Co. Ltd.	39,900	439,145
	Qol Holdings Co. Ltd.	131,600	1,519,070
	Quick Co. Ltd.	43,100	578,449
#	Raccoon Holdings, Inc.	63,000	298,518
	Raito Kogyo Co. Ltd.	231,700	2,999,095
	Raiznext Corp.	136,500	1,277,394
*	Raksul, Inc.	134,400	1,129,479
#	Rakus Co. Ltd.	244,700	3,046,667
	Rakuten Group, Inc.	610,500	2,258,190
	Rasa Corp.	34,900	393,619
	Rasa Industries Ltd.	40,199	524,888
	Raysum Co. Ltd.	23,479	505,914
	Recruit Holdings Co. Ltd.	1,047,700	30,040,384
	Relo Group, Inc.	421,899	4,182,740
#	Renaissance, Inc.	9,900	57,690
*	Renesas Electronics Corp.	957,700	12,579,982
	Rengo Co. Ltd.	1,050,310	6,955,602
*	RENOVA, Inc.	120,797	868,984
	Resona Holdings, Inc.	2,295,448	12,265,312
	Resonac Holdings Corp.	805,500	13,058,144
	Resorttrust, Inc.	300,300	4,321,357
	Restar Holdings Corp.	101,700	1,672,686
	Retail Partners Co. Ltd.	30,500	347,827
	Rheon Automatic Machinery Co. Ltd.	64,200	561,649
#	Rhythm Co. Ltd.	48,500	764,653
	Riberesute Corp.	14,600	76,332
	Ricoh Co. Ltd.	1,218,319	9,874,607
	Ricoh Leasing Co. Ltd.	77,500	2,317,857
	Ride On Express Holdings Co. Ltd.	37,400	257,385
#*	Right On Co. Ltd.	64,100	183,313
	Riken Keiki Co. Ltd.	46,500	1,905,309
	Riken Technos Corp.	208,600	1,189,892
	Riken Vitamin Co. Ltd.	65,400	977,732
	Ringer Hut Co. Ltd.	2,400	36,653
	Rinnai Corp.	204,200	3,751,040
	Rion Co. Ltd.	33,300	490,252

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Riso Kagaku Corp.	25,258	$393,326
	Riso Kyoiku Co. Ltd.	519,650	872,005
	Rix Corp.	6,200	132,779
#	Rock Field Co. Ltd.	51,400	532,756
	Rohm Co. Ltd.	427,700	6,852,591
	Rohto Pharmaceutical Co. Ltd.	279,000	6,509,434
	Rokko Butter Co. Ltd.	49,400	455,834
	Roland Corp.	51,300	1,483,287
	Roland DG Corp.	71,200	1,557,921
	Rorze Corp.	52,200	3,883,851
	Round One Corp.	729,041	2,644,608
#	Royal Holdings Co. Ltd.	54,800	933,951
	RS Technologies Co. Ltd.	42,400	671,976
	Ryobi Ltd.	120,767	2,265,202
	RYODEN Corp.	75,000	1,167,575
	Ryohin Keikaku Co. Ltd.	681,550	9,609,359
#	Ryosan Co. Ltd.	75,800	2,388,664
	S Foods, Inc.	65,000	1,374,989
	S LINE GROUP Co. Ltd.	10,600	60,420
	S&B Foods, Inc.	5,300	139,022
#	Sac’s Bar Holdings, Inc.	60,500	336,256
	Sagami Rubber Industries Co. Ltd.	28,000	162,639
	Saibu Gas Holdings Co. Ltd.	80,100	1,016,119
	Saizeriya Co. Ltd.	34,700	1,409,916
	Sakai Chemical Industry Co. Ltd.	95,500	1,307,484
	Sakai Heavy Industries Ltd.	20,300	699,926
	Sakai Moving Service Co. Ltd.	92,400	1,577,081
	Sakata INX Corp.	195,100	1,630,857
#	Sakura Internet, Inc.	79,400	613,920
#	Sala Corp.	248,300	1,217,352
	Samco, Inc.	12,500	346,334
#	SAMTY Co. Ltd.	122,700	2,017,613
	San Holdings, Inc.	83,000	565,877
	San ju San Financial Group, Inc.	100,017	1,302,723
	San-A Co. Ltd.	72,800	2,255,230
	San-Ai Obbli Co. Ltd.	285,400	3,081,604
	Sangetsu Corp.	174,800	3,285,002
	San-In Godo Bank Ltd.	703,197	4,843,447
	Sanken Electric Co. Ltd.	92,600	4,605,575
	Sanki Engineering Co. Ltd.	173,300	2,014,350
	Sanko Gosei Ltd.	113,800	407,938
	Sanko Metal Industrial Co. Ltd.	11,300	343,792
	Sankyo Co. Ltd.	186,750	7,760,933
	Sankyo Frontier Co. Ltd.	14,100	360,308
	Sankyo Seiko Co. Ltd.	119,900	621,980
	Sankyo Tateyama, Inc.	121,900	643,317
	Sankyu, Inc.	252,000	7,587,764
	Sanoh Industrial Co. Ltd.	149,800	874,917
	Sanrio Co. Ltd.	104,600	4,454,233
	Sansei Landic Co. Ltd.	30,100	198,377
	Sansei Technologies, Inc.	44,700	322,449
	Sansha Electric Manufacturing Co. Ltd.	48,400	387,828
	Sanshin Electronics Co. Ltd.	40,900	614,461
	Santec Holdings Corp.	18,100	298,301
	Santen Pharmaceutical Co. Ltd.	493,600	4,281,262
	Sanwa Holdings Corp.	823,800	11,114,915
	Sanyo Chemical Industries Ltd.	59,500	1,581,852
	Sanyo Denki Co. Ltd.	49,000	1,812,690
	Sanyo Electric Railway Co. Ltd.	48,500	668,252

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanyo Engineering & Construction, Inc.	32,400	$144,424
	Sanyo Industries Ltd.	1,500	20,001
	Sanyo Shokai Ltd.	47,299	853,721
	Sanyo Special Steel Co. Ltd.	100,100	1,705,982
	Sanyo Trading Co. Ltd.	114,400	1,009,251
	Sapporo Holdings Ltd.	117,800	4,147,279
	Sata Construction Co. Ltd.	46,000	187,495
	Sato Holdings Corp.	131,900	1,771,496
	Sato Shoji Corp.	47,400	464,274
	Satori Electric Co. Ltd.	56,800	698,795
	Sawai Group Holdings Co. Ltd.	184,500	5,879,901
	Saxa Holdings, Inc.	19,400	286,251
	SB Technology Corp.	55,400	822,144
	SBI Global Asset Management Co. Ltd.	59,000	210,597
	SBI Holdings, Inc.	467,780	10,064,254
	SBS Holdings, Inc.	113,200	2,009,682
	SCREEN Holdings Co. Ltd.	199,200	9,261,233
	Scroll Corp.	141,300	882,118
	SCSK Corp.	219,677	3,749,944
	SE Corp.	36,600	70,438
#	SEC Carbon Ltd.	2,800	246,992
	Secom Co. Ltd.	87,300	6,063,405
	Seed Co. Ltd.	32,600	170,119
	Sega Sammy Holdings, Inc.	346,612	5,420,861
	Seibu Holdings, Inc.	497,400	4,856,847
	Seika Corp.	36,134	517,423
	Seikagaku Corp.	182,300	956,950
#	Seikitokyu Kogyo Co. Ltd.	122,199	1,299,992
#	Seiko Electric Co. Ltd.	16,300	112,506
	Seiko Epson Corp.	903,200	12,539,280
	Seiko Group Corp.	145,600	2,273,704
	Seino Holdings Co. Ltd.	468,100	6,808,946
#	Seiren Co. Ltd.	182,200	2,702,743
	Sekisui Chemical Co. Ltd.	963,900	13,202,413
	Sekisui House Ltd.	669,200	13,104,774
	Sekisui Jushi Corp.	94,200	1,536,169
	Sekisui Kasei Co. Ltd.	116,266	338,264
#	SEMITEC Corp.	30,000	388,180
	Senko Group Holdings Co. Ltd.	620,500	4,275,107
#	Senshu Electric Co. Ltd.	49,400	1,016,318
	Senshu Ikeda Holdings, Inc.	1,136,660	2,671,324
#*	Senshukai Co. Ltd.	120,400	320,428
#	SERAKU Co. Ltd.	15,200	125,215
	Seria Co. Ltd.	186,700	2,587,735
	Seven & i Holdings Co. Ltd.	1,256,052	46,020,112
#	Seven Bank Ltd.	2,369,300	4,691,250
	SG Holdings Co. Ltd.	444,400	6,299,197
*	Sharingtechnology, Inc.	52,200	213,569
*	Sharp Corp.	248,598	1,554,287
#	Shibaura Electronics Co. Ltd.	37,600	1,405,521
	Shibaura Machine Co. Ltd.	97,000	2,401,908
	Shibaura Mechatronics Corp.	47,700	2,060,420
	Shibusawa Warehouse Co. Ltd.	37,500	728,772
	Shibuya Corp.	78,200	1,276,594
#	Shidax Corp.	93,800	453,629
*	SHIFT, Inc.	30,100	5,461,331
	Shiga Bank Ltd.	197,436	5,221,258
	Shikibo Ltd.	68,800	486,884
	Shikino High-Tech Co. Ltd.	4,400	65,853

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shikoku Bank Ltd.	211,500	$1,512,095
	Shikoku Electric Power Co., Inc.	322,100	2,199,287
	Shikoku Kasei Holdings Corp.	129,700	1,464,913
	Shima Seiki Manufacturing Ltd.	116,200	1,185,539
	Shimadzu Corp.	256,000	6,053,450
	Shimamura Co. Ltd.	71,446	7,050,988
	Shimano, Inc.	106,407	15,312,612
	Shimizu Bank Ltd.	84,900	938,883
	Shimizu Corp.	949,800	6,759,237
#	Shimojima Co. Ltd.	13,800	106,379
	Shin Maint Holdings Co. Ltd.	6,100	64,551
	Shin Nippon Air Technologies Co. Ltd.	44,800	690,566
#	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,155,724
	Shinagawa Refractories Co. Ltd.	149,500	1,450,420
	Shindengen Electric Manufacturing Co. Ltd.	40,600	768,056
	Shin-Etsu Chemical Co. Ltd.	1,655,600	49,508,014
	Shin-Etsu Polymer Co. Ltd.	197,700	1,794,237
	Shinko Electric Industries Co. Ltd.	137,900	4,427,813
	Shinko Shoji Co. Ltd.	118,000	916,687
	Shinmaywa Industries Ltd.	300,900	2,401,157
	Shinnihon Corp.	150,500	1,213,031
	Shinnihonseiyaku Co. Ltd.	31,500	309,101
	Shinsho Corp.	26,500	958,972
	Shinwa Co. Ltd.	33,700	534,859
	Shinwa Co. Ltd.	27,300	134,397
	Shionogi & Co. Ltd.	116,400	5,420,120
	Ship Healthcare Holdings, Inc.	414,200	6,394,877
	Shiseido Co. Ltd.	318,700	10,107,720
#	Shizuki Electric Co., Inc.	62,600	181,609
	Shizuoka Financial Group, Inc.	869,830	7,396,818
	Shizuoka Gas Co. Ltd.	225,900	1,534,866
	SHO-BOND Holdings Co. Ltd.	53,400	2,103,055
	Shoei Co. Ltd.	200,400	2,670,081
	Shoei Foods Corp.	32,400	918,162
	Shofu, Inc.	45,300	756,638
	Showa Sangyo Co. Ltd.	87,700	1,754,660
	Showa Shinku Co. Ltd.	17,400	157,011
	Sigma Koki Co. Ltd.	17,000	161,346
#	SIGMAXYZ Holdings, Inc.	142,200	1,326,340
	Siix Corp.	147,184	1,378,896
*	Simplex Holdings, Inc.	52,300	878,433
	Sinanen Holdings Co. Ltd.	28,200	758,019
	Sinfonia Technology Co. Ltd.	111,500	1,169,155
	Sinko Industries Ltd.	79,500	1,165,739
	Sintokogio Ltd.	176,800	1,228,301
	SK Kaken Co. Ltd.	700	32,718
#	SK-Electronics Co. Ltd.	39,685	748,187
	SKY Perfect JSAT Holdings, Inc.	802,800	3,715,714
*	Skylark Holdings Co. Ltd.	707,200	10,433,876
#*	Smaregi, Inc.	22,100	443,878
	SMC Corp.	14,100	6,510,858
	SMK Corp.	22,999	372,839
	SMS Co. Ltd.	275,300	4,368,435
#	Snow Peak, Inc.	45,900	307,215
	Soda Nikka Co. Ltd.	70,300	474,504
	Sodick Co. Ltd.	271,600	1,369,906
#	Soft99 Corp.	11,800	107,472
	SoftBank Corp.	1,912,800	21,627,758
	SoftBank Group Corp.	644,863	26,409,740

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Softcreate Holdings Corp.	63,000	$713,332
#	Software Service, Inc.	9,300	529,900
	Sohgo Security Services Co. Ltd.	1,142,500	6,690,725
	Sojitz Corp.	589,819	12,247,813
	Soken Chemical & Engineering Co. Ltd.	30,200	427,824
	Solasto Corp.	249,100	968,514
	Soliton Systems KK	44,900	328,291
	Solxyz Co. Ltd.	19,900	53,760
	Sompo Holdings, Inc.	193,600	8,386,741
	Sony Group Corp.	1,128,800	93,847,129
#	Sony Group Corp., Sponsored ADR	340,689	28,294,221
	Sotetsu Holdings, Inc.	186,900	3,299,151
#	Sotoh Co. Ltd.	11,700	53,282
	Souken Ace Co. Ltd.	309,500	57,341
#	Space Co. Ltd.	63,460	380,236
	Sparx Group Co. Ltd.	106,539	1,019,920
	SPK Corp.	30,800	365,945
#	S-Pool, Inc.	260,200	601,637
	Sprix, Inc.	3,700	19,657
	Square Enix Holdings Co. Ltd.	115,500	3,837,115
	SRA Holdings	51,500	1,115,693
#*	SRE Holdings Corp.	23,300	357,032
	ST Corp.	32,000	320,811
	St. Marc Holdings Co. Ltd.	16,200	206,072
	Stanley Electric Co. Ltd.	424,500	6,789,702
	Star Mica Holdings Co. Ltd.	110,600	443,816
	Star Micronics Co. Ltd.	130,300	1,566,484
	Starts Corp., Inc.	203,500	3,865,002
	Starzen Co. Ltd.	71,198	1,211,722
	St-Care Holding Corp.	73,900	412,903
	Stella Chemifa Corp.	55,300	1,170,440
	StemCell Institute	6,100	88,060
	Step Co. Ltd.	29,100	335,200
	STI Foods Holdings, Inc.	9,200	245,055
#	Strike Co. Ltd.	33,000	807,599
#	Studio Alice Co. Ltd.	47,500	647,217
	Subaru Corp.	1,413,400	24,466,366
	Subaru Enterprise Co. Ltd.	6,400	545,681
	Sugi Holdings Co. Ltd.	118,500	4,796,686
	Sugimoto & Co. Ltd.	42,100	579,805
	SUMCO Corp.	966,360	12,487,448
	Sumida Corp.	140,400	1,206,279
#	Suminoe Textile Co. Ltd.	12,600	183,868
#	Sumiseki Holdings, Inc.	211,500	747,728
	Sumitomo Bakelite Co. Ltd.	119,200	5,304,151
	Sumitomo Chemical Co. Ltd.	2,864,052	7,279,740
	Sumitomo Corp.	910,300	17,894,367
	Sumitomo Densetsu Co. Ltd.	73,400	1,289,183
	Sumitomo Electric Industries Ltd.	1,507,300	15,823,978
	Sumitomo Forestry Co. Ltd.	553,400	13,066,580
	Sumitomo Heavy Industries Ltd.	450,696	10,316,312
	Sumitomo Metal Mining Co. Ltd.	498,900	14,015,075
	Sumitomo Mitsui Construction Co. Ltd.	492,480	1,306,571
	Sumitomo Mitsui Financial Group, Inc.	940,270	45,328,511
	Sumitomo Mitsui Trust Holdings, Inc.	318,573	11,945,463
	Sumitomo Osaka Cement Co. Ltd.	156,999	3,654,728
	Sumitomo Pharma Co. Ltd.	736,000	2,247,491
	Sumitomo Realty & Development Co. Ltd.	410,600	10,303,569
	Sumitomo Riko Co. Ltd.	260,700	1,628,190

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Rubber Industries Ltd.	747,563	$7,583,742
	Sumitomo Seika Chemicals Co. Ltd.	44,400	1,365,521
	Sumitomo Warehouse Co. Ltd.	291,900	4,673,192
	Sun Corp.	2,300	35,109
	Sun Frontier Fudousan Co. Ltd.	169,200	1,641,750
	Suncall Corp.	96,200	310,352
	Sundrug Co. Ltd.	257,800	7,010,096
	Suntory Beverage & Food Ltd.	248,900	7,490,159
	Sun-Wa Technos Corp.	56,200	825,331
	Suruga Bank Ltd.	627,300	2,680,343
	Suzuden Corp.	15,800	223,460
	Suzuken Co. Ltd.	215,520	6,601,336
	Suzuki Co. Ltd.	56,600	439,755
	Suzuki Motor Corp.	430,400	16,704,687
	SWCC Corp.	219,200	3,047,823
	Synchro Food Co. Ltd.	24,900	91,874
	Sysmex Corp.	228,100	10,926,629
*	System Information Co. Ltd.	46,700	288,872
	System Research Co. Ltd.	4,100	88,217
	System Support, Inc.	18,700	242,782
	Systems Engineering Consultants Co. Ltd.	7,600	182,043
	Systena Corp.	1,209,200	2,058,541
	Syuppin Co. Ltd.	78,300	537,852
	T Hasegawa Co. Ltd.	127,292	2,666,819
#	T RAD Co. Ltd.	22,600	311,643
	T&D Holdings, Inc.	802,210	14,310,799
	T&K Toka Co. Ltd.	77,700	741,568
#	T&S, Inc.	3,500	46,462
	Tachibana Eletech Co. Ltd.	79,580	1,417,313
	Tachikawa Corp.	51,900	480,454
	Tachi-S Co. Ltd.	142,300	1,561,270
	Tadano Ltd.	510,621	3,838,909
	Taihei Dengyo Kaisha Ltd.	67,700	1,772,215
	Taiheiyo Cement Corp.	415,491	7,120,537
#	Taiheiyo Kouhatsu, Inc.	33,499	170,143
	Taiho Kogyo Co. Ltd.	92,100	476,579
	Taikisha Ltd.	92,400	2,688,814
	Taiko Bank Ltd.	25,600	251,266
	Taisei Corp.	271,680	9,213,395
	Taisei Lamick Co. Ltd.	22,900	450,867
	Taisho Pharmaceutical Holdings Co. Ltd.	117,200	4,640,894
	Taiyo Holdings Co. Ltd.	119,800	1,953,815
	Taiyo Yuden Co. Ltd.	261,800	5,869,144
	Takamatsu Construction Group Co. Ltd.	66,700	1,214,410
	Takamiya Co. Ltd.	126,700	406,234
#	Takano Co. Ltd.	32,600	174,845
	Takaoka Toko Co. Ltd.	59,574	812,758
	Takara & Co. Ltd.	25,600	407,224
	Takara Bio, Inc.	204,500	1,803,442
	Takara Holdings, Inc.	554,100	4,618,807
	Takara Standard Co. Ltd.	162,648	1,974,413
	Takasago International Corp.	63,300	1,351,286
	Takasago Thermal Engineering Co. Ltd.	182,300	3,599,440
#	Takashima & Co. Ltd.	71,600	425,768
	Takashimaya Co. Ltd.	643,500	8,751,061
#	Takasho Co. Ltd.	24,700	98,795
#	Take & Give Needs Co. Ltd.	35,700	222,373
#	TAKEBISHI Corp.	34,600	414,394
	Takeda Pharmaceutical Co. Ltd.	985,763	26,758,267

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Takemoto Yohki Co. Ltd.	47,500	$243,587
	Takeuchi Manufacturing Co. Ltd.	171,600	4,895,935
	Taki Chemical Co. Ltd.	1,400	29,604
	Takisawa Machine Tool Co. Ltd.	24,200	415,370
	Takuma Co. Ltd.	222,900	2,162,500
#	Tama Home Co. Ltd.	102,200	2,309,234
	Tamron Co. Ltd.	76,600	2,085,289
#	Tamura Corp.	302,900	988,264
#	Tanabe Engineering Corp.	22,500	205,602
#*	Tanaka Chemical Corp.	13,900	84,791
	Tanseisha Co. Ltd.	108,949	612,181
#	Taoka Chemical Co. Ltd.	6,500	30,372
*	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	996,441
	Tay Two Co. Ltd.	62,100	56,928
	Tayca Corp.	73,000	818,775
	Tazmo Co. Ltd.	20,600	355,626
#	Tbk Co. Ltd.	129,800	325,477
	TBS Holdings, Inc.	124,100	2,023,099
	TDC Soft, Inc.	48,700	507,877
	TDK Corp., Sponsored ADR	131,130	4,900,328
	TDK Corp.	1,105,800	41,373,742
#	Tear Corp.	41,400	126,469
	TechMatrix Corp.	128,000	1,264,976
*	Techno Horizon Co. Ltd.	11,700	40,065
	Techno Medica Co. Ltd.	5,200	78,587
	Techno Ryowa Ltd.	23,570	206,428
	Techno Smart Corp.	32,100	355,678
	TechnoPro Holdings, Inc.	371,200	7,353,783
	Tecnos Japan, Inc.	13,500	60,937
	Teijin Ltd.	911,650	8,251,413
	Teikoku Electric Manufacturing Co. Ltd.	56,900	909,741
	Teikoku Sen-I Co. Ltd.	79,900	995,810
	Teikoku Tsushin Kogyo Co. Ltd.	38,400	475,183
	Tekken Corp.	100,399	1,359,053
#	Temairazu, Inc.	3,300	45,130
	Tenma Corp.	77,100	1,294,082
#	Tenpo Innovation Co. Ltd.	6,200	45,282
	Tenpos Holdings Co. Ltd.	2,000	36,255
	Terumo Corp.	187,300	5,124,187
	TESEC Corp.	6,100	103,918
	Tess Holdings Co. Ltd.	3,400	10,730
	T-Gaia Corp.	74,400	886,139
	THK Co. Ltd.	386,400	6,905,602
#	Tigers Polymer Corp.	6,600	28,506
	TIS, Inc.	466,600	9,992,162
	TKC Corp.	88,800	2,071,438
#*	TKP Corp.	30,600	416,406
	Toa Corp.	103,400	709,732
	Toa Corp.	69,600	1,730,896
	TOA ROAD Corp.	32,900	1,247,536
	Toagosei Co. Ltd.	535,650	4,914,336
	Tobishima Corp.	91,840	842,733
	Tobu Railway Co. Ltd.	155,600	3,745,204
	TOC Co. Ltd.	153,200	646,146
	Tocalo Co. Ltd.	317,700	2,871,615
	Tochigi Bank Ltd.	638,601	1,498,190
	Toda Corp.	878,600	4,879,203
#*	Toda Kogyo Corp.	11,900	138,224
#	Toei Animation Co. Ltd.	24,200	2,179,122

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toei Co. Ltd.	13,200	$1,549,711
#	Toell Co. Ltd.	28,000	124,511
	Toenec Corp.	36,500	994,849
	Togami Electric Manufacturing Co. Ltd.	11,600	168,608
	Toho Bank Ltd.	1,006,600	1,946,002
	Toho Chemical Industry Co. Ltd.	23,000	76,147
	Toho Co. Ltd.	45,200	1,544,171
	Toho Co. Ltd.	42,100	853,061
	Toho Gas Co. Ltd.	156,955	2,702,969
	Toho Holdings Co. Ltd.	229,200	5,166,877
#	Toho Titanium Co. Ltd.	188,100	2,453,915
#	Toho Zinc Co. Ltd.	65,100	690,833
#	Tohoku Bank Ltd.	52,300	419,110
	Tohoku Electric Power Co., Inc.	801,500	5,004,646
	Tohoku Steel Co. Ltd.	7,300	85,006
	Tohokushinsha Film Corp.	12,200	96,821
	Tokai Carbon Co. Ltd.	737,000	5,655,654
	Tokai Corp.	97,602	1,233,640
	TOKAI Holdings Corp.	522,900	3,372,238
	Tokai Lease Co. Ltd.	4,000	34,177
	Tokai Rika Co. Ltd.	304,800	4,783,012
	Tokai Tokyo Financial Holdings, Inc.	965,450	3,279,165
	Token Corp.	31,670	1,662,051
	Tokio Marine Holdings, Inc.	1,264,736	28,294,950
#	Tokio Marine Holdings, Inc., ADR	167,916	3,759,639
	Tokushu Tokai Paper Co. Ltd.	42,138	1,005,106
	Tokuyama Corp.	323,400	4,903,123
	Tokyo Base Co. Ltd.	27,700	53,800
	Tokyo Century Corp.	167,930	6,470,125
*	Tokyo Electric Power Co. Holdings, Inc.	2,078,712	8,796,567
	Tokyo Electron Device Ltd.	109,200	2,802,457
	Tokyo Electron Ltd.	393,800	52,035,808
	Tokyo Energy & Systems, Inc.	102,100	647,245
	Tokyo Gas Co. Ltd.	343,500	7,714,034
	Tokyo Individualized Educational Institute, Inc.	50,800	168,985
	Tokyo Keiki, Inc.	88,099	863,622
	Tokyo Kiraboshi Financial Group, Inc.	142,074	4,193,429
	Tokyo Ohka Kogyo Co. Ltd.	59,200	3,420,621
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	57,728
	Tokyo Rakutenchi Co. Ltd.	11,800	321,469
	Tokyo Rope Manufacturing Co. Ltd.	27,199	246,923
#	Tokyo Sangyo Co. Ltd.	86,400	475,884
	Tokyo Seimitsu Co. Ltd.	154,800	7,236,188
	Tokyo Steel Manufacturing Co. Ltd.	289,000	3,340,289
	Tokyo Tatemono Co. Ltd.	708,600	9,409,017
	Tokyo Tekko Co. Ltd.	41,000	1,006,905
#	Tokyo Theatres Co., Inc.	38,800	272,905
	Tokyotokeiba Co. Ltd.	65,600	1,698,772
	Tokyu Construction Co. Ltd.	422,980	2,176,422
	Tokyu Corp.	493,106	5,566,689
	Tokyu Fudosan Holdings Corp.	2,086,694	12,157,750
	Toli Corp.	201,200	449,047
	Tomato Bank Ltd.	23,400	182,424
	Tomen Devices Corp.	12,600	419,545
	Tomoe Corp.	132,700	514,129
#	Tomoe Engineering Co. Ltd.	34,500	609,278
	Tomoku Co. Ltd.	52,600	817,566
	TOMONY Holdings, Inc.	822,660	2,772,220
	Tomy Co. Ltd.	485,100	6,690,785

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tonami Holdings Co. Ltd.	26,500	$762,660
	Topcon Corp.	501,500	4,573,084
	TOPPAN Holdings, Inc.	432,720	9,980,198
	Topre Corp.	184,600	1,989,142
	Topy Industries Ltd.	72,400	1,166,372
	Toray Industries, Inc.	2,910,700	14,081,497
#	Torex Semiconductor Ltd.	24,000	294,841
	Toridoll Holdings Corp.	198,200	4,796,275
	Torigoe Co. Ltd.	63,900	310,879
	Torii Pharmaceutical Co. Ltd.	76,300	1,843,776
	Torikizoku Holdings Co. Ltd.	10,900	214,519
	Torishima Pump Manufacturing Co. Ltd.	90,400	1,143,844
	Tosei Corp.	174,200	2,058,465
	Toshiba TEC Corp.	137,400	2,986,747
	Tosho Co. Ltd.	12,000	77,794
	Tosoh Corp.	875,513	10,719,972
	Totech Corp.	29,200	926,427
	Totetsu Kogyo Co. Ltd.	97,900	1,907,936
	TOTO Ltd.	176,999	4,267,729
#	Tottori Bank Ltd.	37,800	337,062
	Toukei Computer Co. Ltd.	7,100	286,134
	Towa Bank Ltd.	201,000	902,005
	Towa Corp.	101,400	3,478,030
	Towa Pharmaceutical Co. Ltd.	138,700	2,549,633
	Toyo Construction Co. Ltd.	522,600	4,264,120
	Toyo Corp.	94,900	815,545
	Toyo Denki Seizo KK	33,200	204,643
*	Toyo Engineering Corp.	155,115	617,995
#	Toyo Gosei Co. Ltd.	27,500	1,144,274
	Toyo Ink SC Holdings Co. Ltd.	177,000	3,006,868
	Toyo Kanetsu KK	36,600	805,086
	Toyo Machinery & Metal Co. Ltd.	68,300	281,093
	Toyo Securities Co. Ltd.	290,600	558,207
	Toyo Seikan Group Holdings Ltd.	434,000	7,296,615
	Toyo Suisan Kaisha Ltd.	59,400	2,740,177
	Toyo Tanso Co. Ltd.	59,800	2,021,248
	Toyo Tire Corp.	688,400	10,224,904
#	Toyo Wharf & Warehouse Co. Ltd.	27,600	255,268
	Toyobo Co. Ltd.	517,278	3,470,640
	Toyoda Gosei Co. Ltd.	274,000	5,443,712
	Toyota Boshoku Corp.	381,200	6,629,416
	Toyota Industries Corp.	97,700	7,241,007
#	Toyota Motor Corp., Sponsored ADR	145,679	25,520,047
	Toyota Motor Corp.	7,465,770	130,604,233
	Toyota Tsusho Corp.	466,446	24,831,854
	TPR Co. Ltd.	117,341	1,375,466
	Traders Holdings Co. Ltd.	61,819	257,509
	Trancom Co. Ltd.	39,000	1,791,740
#	Trans Genic, Inc.	15,000	26,198
	Transaction Co. Ltd.	51,400	664,156
	Transcosmos, Inc.	67,500	1,374,568
	TRE Holdings Corp.	158,412	1,236,547
	Treasure Factory Co. Ltd.	49,000	386,768
	Trend Micro, Inc., Sponsored ADR	3,140	119,194
	Trend Micro, Inc.	192,500	7,254,288
	Tri Chemical Laboratories, Inc.	59,100	1,256,951
	Trinity Industrial Corp.	7,900	51,286
	Trusco Nakayama Corp.	156,022	2,354,760
	TS Tech Co. Ltd.	425,300	4,763,440

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TSI Holdings Co. Ltd.	278,490	$1,486,822
#	Tsubaki Nakashima Co. Ltd.	277,000	1,354,511
	Tsubakimoto Chain Co.	134,700	3,404,979
	Tsubakimoto Kogyo Co. Ltd.	17,400	578,885
	Tsuburaya Fields Holdings, Inc.	146,000	1,589,560
	Tsugami Corp.	205,400	1,471,675
	Tsukada Global Holdings, Inc.	65,900	172,464
	Tsukishima Holdings Co. Ltd.	121,400	1,030,731
	Tsukuba Bank Ltd.	467,000	928,216
	Tsumura & Co.	140,300	2,510,427
#	Tsuruha Holdings, Inc.	143,100	10,511,645
	Tsurumi Manufacturing Co. Ltd.	65,100	1,370,922
#	Tsutsumi Jewelry Co. Ltd.	26,800	408,744
	Tsuzuki Denki Co. Ltd.	21,500	306,835
	TV Asahi Holdings Corp.	113,100	1,219,220
	Tv Tokyo Holdings Corp.	31,600	601,534
	TYK Corp.	59,800	129,006
	UACJ Corp.	185,214	3,770,081
	UBE Corp.	536,765	8,265,532
	Ubicom Holdings, Inc.	4,100	31,462
	Uchida Yoko Co. Ltd.	40,200	1,850,122
	Ukai Co. Ltd.	1,000	23,957
	ULS Group, Inc.	9,400	288,888
#	Ultrafabrics Holdings Co. Ltd.	16,000	138,854
	Ulvac, Inc.	135,900	4,673,487
	Umenohana Co. Ltd.	2,100	14,348
	Unicharm Corp.	203,800	6,924,895
	Union Tool Co.	22,900	542,349
	Unipres Corp.	211,741	1,492,434
	United Arrows Ltd.	51,400	656,066
	United Super Markets Holdings, Inc.	273,200	1,939,017
	UNITED, Inc.	71,400	431,362
*	Unitika Ltd.	278,556	363,146
*	UNIVA Oak Holdings Ltd.	118,600	70,679
	Universal Entertainment Corp.	109,300	1,559,078
	Urbanet Corp. Co. Ltd.	122,100	312,952
	Usen-Next Holdings Co. Ltd.	62,100	1,424,423
	User Local, Inc.	7,700	80,530
	Ushio, Inc.	443,900	5,413,549
	USS Co. Ltd.	402,300	7,031,760
*	UT Group Co. Ltd.	116,400	1,437,750
	V Technology Co. Ltd.	64,000	791,161
	Valor Holdings Co. Ltd.	184,513	2,888,443
	Valqua Ltd.	78,700	1,941,559
*	VALTES HOLDINGS Co. Ltd.	11,200	60,671
#	Value HR Co. Ltd.	66,800	567,181
	ValueCommerce Co. Ltd.	74,800	621,799
#	Valuence Holdings, Inc.	3,400	34,932
#	V-Cube, Inc.	82,500	196,186
	Vector, Inc.	115,700	819,056
	Vertex Corp.	106,680	965,452
*	Village Vanguard Co. Ltd.	21,700	161,059
	VINX Corp.	28,900	225,590
*	Vision, Inc.	134,000	1,191,988
*	Visional, Inc.	75,100	3,681,040
	Vital KSK Holdings, Inc.	209,685	1,415,635
	VT Holdings Co. Ltd.	484,900	1,632,867
	Wacoal Holdings Corp.	217,800	4,978,361
	Wacom Co. Ltd.	370,800	1,278,367

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Wakachiku Construction Co. Ltd.	39,400	$790,983
	Wakita & Co. Ltd.	204,800	2,050,329
	Warabeya Nichiyo Holdings Co. Ltd.	80,000	1,837,836
#	Waseda Academy Co. Ltd.	17,100	157,647
	Watahan & Co. Ltd.	83,600	736,621
	Watami Co. Ltd.	19,300	144,834
#	Watts Co. Ltd.	35,100	128,044
	Wavelock Holdings Co. Ltd.	19,300	78,813
	WDB Holdings Co. Ltd.	35,600	505,363
	Wealth Management, Inc.	5,900	49,925
	Weathernews, Inc.	16,000	626,637
	Welcia Holdings Co. Ltd.	296,888	4,921,157
	Wellneo Sugar Co. Ltd.	52,800	715,183
#	Wellnet Corp.	50,400	181,260
	West Holdings Corp.	151,806	3,349,697
	West Japan Railway Co.	192,000	7,317,993
	Will Group, Inc.	76,100	548,262
*	WingArc1st, Inc.	55,600	994,650
	WIN-Partners Co. Ltd.	16,700	124,022
#	Wood One Co. Ltd.	35,474	249,946
#	Workman Co. Ltd.	43,600	1,123,281
	World Co. Ltd.	86,100	889,770
	World Holdings Co. Ltd.	49,300	756,019
	Wowow, Inc.	12,600	90,690
#*	W-Scope Corp.	86,200	498,799
	Xebio Holdings Co. Ltd.	138,000	888,165
	Yachiyo Industry Co. Ltd.	34,000	313,982
	Yahagi Construction Co. Ltd.	135,200	1,175,259
	Yaizu Suisankagaku Industry Co. Ltd.	14,700	116,134
	Yakult Honsha Co. Ltd.	142,800	3,365,072
	YAKUODO Holdings Co. Ltd.	42,500	782,826
	YAMABIKO Corp.	168,640	1,602,047
	YAMADA Consulting Group Co. Ltd.	29,800	310,038
	Yamada Holdings Co. Ltd.	2,268,629	7,174,694
	Yamae Group Holdings Co. Ltd.	12,700	303,219
	Yamagata Bank Ltd.	128,399	992,093
	Yamaguchi Financial Group, Inc.	808,900	7,423,639
	Yamaha Corp.	78,000	2,083,374
	Yamaha Motor Co. Ltd.	1,057,500	25,841,968
	Yamaichi Electronics Co. Ltd.	126,500	1,463,155
#	YA-MAN Ltd.	135,700	955,406
	Yamanashi Chuo Bank Ltd.	128,900	1,609,009
	Yamashina Corp.	175,300	91,691
	Yamashin-Filter Corp.	51,500	102,257
	Yamatane Corp.	45,100	663,481
	Yamato Corp.	82,500	501,580
	Yamato Holdings Co. Ltd.	279,000	4,647,028
	Yamato Kogyo Co. Ltd.	127,100	6,089,460
	Yamaura Corp.	24,100	199,185
#	Yamaya Corp.	13,610	259,474
	Yamazaki Baking Co. Ltd.	235,200	4,979,527
	Yamazen Corp.	230,700	1,869,011
#	Yaoko Co. Ltd.	96,100	4,947,448
	Yashima Denki Co. Ltd.	41,300	334,406
	Yaskawa Electric Corp.	258,500	8,461,513
	Yasuda Logistics Corp.	75,700	545,814
#	Yasunaga Corp.	57,400	274,829
	YE DIGITAL Corp.	15,500	82,034
	Yellow Hat Ltd.	150,200	1,817,260

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yodogawa Steel Works Ltd.	107,200	$2,509,746
	Yokogawa Bridge Holdings Corp.	140,100	2,315,780
	Yokogawa Electric Corp.	184,800	3,355,085
	Yokohama Rubber Co. Ltd.	625,500	11,558,977
	Yokorei Co. Ltd.	257,500	1,979,988
	Yokowo Co. Ltd.	77,900	644,600
	Yomeishu Seizo Co. Ltd.	21,100	259,999
	Yondenko Corp.	39,460	769,260
	Yondoshi Holdings, Inc.	67,200	842,860
	Yonex Co. Ltd.	128,600	1,393,233
#	Yorozu Corp.	82,609	491,389
#*	Yoshimura Food Holdings KK	33,200	242,786
#	Yoshinoya Holdings Co. Ltd.	165,600	3,870,152
	Yossix Holdings Co. Ltd.	5,000	93,419
	Yotai Refractories Co. Ltd.	59,000	563,352
	Yuasa Funashoku Co. Ltd.	2,900	57,152
	Yuasa Trading Co. Ltd.	74,100	2,026,762
#	Yuken Kogyo Co. Ltd.	6,100	90,819
#	Yukiguni Maitake Co. Ltd.	72,500	430,085
	Yurtec Corp.	212,300	1,382,823
	Yushin Precision Equipment Co. Ltd.	48,100	212,019
	Yushiro Chemical Industry Co. Ltd.	42,100	410,183
	Yutaka Foods Corp.	4,000	46,171
	Zaoh Co. Ltd.	18,400	294,001
	Zenitaka Corp.	11,800	295,157
	Zenkoku Hosho Co. Ltd.	178,500	5,708,121
	Zenrin Co. Ltd.	137,650	809,814
	Zensho Holdings Co. Ltd.	212,897	11,190,254
	Zeon Corp.	360,000	2,975,567
	ZERIA Pharmaceutical Co. Ltd.	58,400	775,857
	ZIGExN Co. Ltd.	212,800	679,390
	ZOZO, Inc.	283,500	5,390,680
#	Zuiko Corp.	52,500	453,415

TOTAL JAPAN.			6,305,647,781

NETHERLANDS — (3.0%)
	Aalberts NV	544,215	16,991,624
Ω	ABN AMRO Bank NV, GDR	991,690	13,356,679
	Acomo NV	97,369	1,989,481
*Ω	Adyen NV	14,629	9,867,054
	Aegon Ltd.	4,795,497	23,321,782
	Aegon Ltd.	560,048	2,705,032
	Akzo Nobel NV	389,235	26,111,694
#*Ω	Alfen NV	37,723	1,189,217
	Allfunds Group PLC	89,080	455,922
	AMG Critical Materials NV	116,143	3,028,954
	APERAM SA	263,515	7,302,057
	Arcadis NV	382,062	16,147,770
#	ArcelorMittal SA	1,066,709	23,488,937
	ASM International NV	64,913	26,788,302
#	ASML Holding NV	126,227	75,877,630
	ASML Holding NV	180,734	108,225,327
	ASR Nederland NV	625,698	23,350,089
*	Avantium NV	20,450	68,215
Ω	B&S Group SARL	106,256	384,225
#*Ω	Basic-Fit NV	152,578	3,903,156
	BE Semiconductor Industries NV	264,432	27,315,746
	Beter Bed Holding NV	55,202	351,948
	Brunel International NV	86,430	1,205,006

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Coca-Cola Europacific Partners PLC	269,227	$15,705,379
	Corbion NV	331,683	5,744,327
Ω	CTP NV	116,705	1,701,483
	Flow Traders Ltd.	173,585	3,172,777
	ForFarmers NV	192,574	472,749
*	Fugro NV	362,349	5,984,905
	Heineken NV	200,759	18,036,883
	IMCD NV	154,780	18,634,828
#	ING Groep NV, Sponsored ADR	441,335	5,666,741
	ING Groep NV	2,494,540	31,981,312
*	InPost SA	489,295	4,841,472
	JDE Peet’s NV	163,595	4,543,359
	Kendrion NV	88,315	1,072,812
	Koninklijke Ahold Delhaize NV	2,123,122	62,869,437
	Koninklijke BAM Groep NV	1,424,165	2,942,881
	Koninklijke Heijmans NV, CVA	137,078	1,574,598
	Koninklijke KPN NV	7,024,468	23,610,489
*	Koninklijke Philips NV	37,444	712,277
#*	Koninklijke Philips NV	1,238,372	23,479,533
	Koninklijke Vopak NV	342,700	11,554,852
*Ω	Lucas Bols NV	22,678	416,573
	MFE-MediaForEurope NV, Class B	304,842	808,936
	Nedap NV	23,823	1,437,323
	NN Group NV	633,159	20,306,919
*	NX Filtration NV	3,533	22,211
#	OCI NV	346,084	8,064,027
*	Pharming Group NV	2,560,808	3,027,904
	PostNL NV	1,109,817	2,068,017
*	Prosus NV	843,435	23,644,710
	Randstad NV	441,004	22,837,279
	SBM Offshore NV	797,147	9,928,036
*	SIF Holding NV	9,744	93,882
Ω	Signify NV	679,360	17,610,932
#	Sligro Food Group NV	117,168	1,998,912
*††	SRH NV	262,485	0
	TKH Group NV	216,688	7,926,221
*	TomTom NV	250,832	1,502,767
	Universal Music Group NV	651,340	15,950,552
	Van Lanschot Kempen NV	105,539	2,836,263
	Wolters Kluwer NV	410,028	52,609,044

TOTAL NETHERLANDS			850,819,449

NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	748,460	1,823,052
	Air New Zealand Ltd.	8,698,997	3,395,056
	Arvida Group Ltd.	523,247	345,201
	Auckland International Airport Ltd.	822,730	3,519,040
#	Channel Infrastructure NZ Ltd.	1,048,353	874,038
	Chorus Ltd.	2,050,462	8,576,646
	Chorus Ltd., ADR	10,486	215,172
#	Comvita Ltd.	26,297	46,745
	Contact Energy Ltd.	658,315	2,990,372
	EBOS Group Ltd.	149,942	3,060,948
#*	Eroad Ltd.	50,575	19,188
	Fisher & Paykel Healthcare Corp. Ltd.	377,268	4,576,110
#	Fletcher Building Ltd.	2,178,446	5,492,591
#	Fonterra Co.-operative Group Ltd.	188,512	337,919
	Freightways Group Ltd.	550,982	2,392,790
#	Genesis Energy Ltd.	1,380,231	1,858,109

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#*	Gentrack Group Ltd.	111,983	$319,567
	Hallenstein Glasson Holdings Ltd.	115,642	387,856
	Heartland Group Holdings Ltd.	2,342,201	2,089,848
	Infratil Ltd.	517,263	2,961,862
#	Investore Property Ltd.	482,866	320,730
#	KMD Brands Ltd.	2,355,551	1,139,425
#	Mainfreight Ltd.	101,945	3,402,740
#	Manawa Energy Ltd.	144,884	360,380
	Mercury NZ Ltd.	431,471	1,484,235
	Meridian Energy Ltd.	607,011	1,709,561
	Napier Port Holdings Ltd.	15,243	19,839
	NZME Ltd.	1,016,313	509,776
	NZX Ltd.	1,022,995	596,441
	Oceania Healthcare Ltd.	1,435,537	569,445
	PGG Wrightson Ltd.	15,190	28,262
#	Port of Tauranga Ltd.	442,610	1,316,285
	Rakon Ltd.	220,288	90,001
	Restaurant Brands New Zealand Ltd.	111,871	245,167
#	Ryman Healthcare Ltd.	688,493	2,282,567
	Sanford Ltd.	282,603	619,837
	Scales Corp. Ltd.	352,002	584,761
*	Serko Ltd.	41,500	101,641
	Skellerup Holdings Ltd.	661,963	1,743,650
	SKY Network Television Ltd.	870,600	1,461,474
	SKYCITY Entertainment Group Ltd.	3,062,616	3,338,234
	Spark New Zealand Ltd.	1,890,458	5,488,224
#	Steel & Tube Holdings Ltd.	731,601	464,977
	Summerset Group Holdings Ltd.	1,134,552	6,443,126
*	Synlait Milk Ltd.	220,888	171,539
#	Tourism Holdings Ltd.	680,650	1,287,377
	TOWER Ltd.	1,285,144	478,849
	Turners Automotive Group Ltd.	9,941	23,789
	Vector Ltd.	310,577	662,441
#*	Vista Group International Ltd.	423,273	321,309
	Warehouse Group Ltd.	451,457	452,122

TOTAL NEW ZEALAND			83,000,314

NORWAY — (0.9%)
#	2020 Bulkers Ltd.	59,892	540,751
	ABG Sundal Collier Holding ASA	1,694,663	768,182
*	Adevinta ASA	181,539	1,595,645
	AF Gruppen ASA	95,970	1,000,071
#*	Agilyx ASA	40,498	81,649
*	Akastor ASA	611,756	575,997
	Aker ASA, Class A	17,084	1,027,362
*	Aker BioMarine ASA	2,119	7,018
#	Aker BP ASA	508,136	14,645,283
*	Aker Carbon Capture ASA	345,101	328,085
	Aker Solutions ASA	519,684	2,075,232
	AMSC ASA	212,685	474,431
#*	Archer Ltd.	2,102,539	169,348
*	ArcticZymes Technologies ASA	45,019	117,424
#	Arendals Fossekompani ASA	1,762	20,342
*	Asetek AS	19,090	12,146
	Atea ASA	331,175	3,445,882
	Austevoll Seafood ASA	352,691	2,410,488
#*Ω	AutoStore Holdings Ltd.	160,654	177,875
Ω	Avance Gas Holding Ltd.	51,364	684,168
	Awilco LNG AS	67,683	51,109

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Axactor ASA	759,920	$359,473
	B2 Impact ASA	980,338	627,099
	Bakkafrost P	21,909	988,964
	Belships ASA	432,842	678,917
*	BLUENORD ASA	20,619	1,095,662
	Bonheur ASA	101,781	1,760,863
#*	Borr Drilling Ltd.	166,330	1,019,603
	Borregaard ASA	355,394	4,823,238
	Bouvet ASA	173,339	836,105
#*	BW Energy Ltd.	485,321	1,215,983
Ω	BW LPG Ltd.	585,595	8,289,363
	BW Offshore Ltd.	850,949	1,778,325
#*	Cadeler AS	162,186	514,144
#*	Carasent ASA	2,705	3,244
*	Cloudberry Clean Energy ASA	211,056	206,584
#*Ω	Crayon Group Holding ASA	60,602	350,250
	DNB Bank ASA	703,486	12,692,187
#	DNO ASA	2,953,736	3,011,246
Ω	Elkem ASA	833,792	1,290,621
*	Elliptic Laboratories ASA	49,251	74,357
Ω	Elmera Group ASA	266,569	569,376
	Elopak ASA	139,446	284,686
Ω	Entra ASA	52,679	411,723
#	Equinor ASA	1,302,503	43,664,063
Ω	Europris ASA	658,182	3,730,466
	FLEX LNG Ltd.	95,818	2,937,243
	Frontline PLC	307,629	6,877,737
*	Gaming Innovation Group, Inc.	112,692	274,161
	Gjensidige Forsikring ASA	63,957	959,148
	Golar LNG Ltd.	19,800	444,114
#	Golden Ocean Group Ltd.	534,923	3,957,884
	Gram Car Carriers ASA	27,838	511,235
	Grieg Seafood ASA	261,515	1,736,934
	Hafnia Ltd.	592,625	3,894,434
*	Hexagon Composites ASA	254,323	599,485
#*	Hexagon Purus ASA	170,709	157,126
	Hoegh Autoliners ASA	75,786	612,777
#	Hydrogenpro ASA	9,098	11,777
	Itera ASA	52,344	52,577
*	Kahoot! ASA	367,332	1,150,649
Ω	Kid ASA	84,461	687,692
	Kitron ASA	556,459	1,469,765
#Ω	Klaveness Combination Carriers ASA	43,306	295,489
*	Kongsberg Automotive ASA	3,439,963	611,326
	Kongsberg Gruppen ASA	33,545	1,370,302
	Leroy Seafood Group ASA	448,457	1,776,384
*	LINK Mobility Group Holding ASA	691,116	713,526
	Medistim ASA	5,095	88,044
*	Morrow Bank ASA	109,423	33,872
	Mowi ASA	224,038	3,640,535
	MPC Container Ships ASA	1,262,536	1,784,699
Ω	Multiconsult ASA	30,847	357,371
*	Nekkar ASA	104,908	74,299
#*	NEL ASA	1,897,216	1,247,534
*	Nordic Semiconductor ASA	112,314	912,580
	Norsk Hydro ASA	1,168,220	6,662,015
#*Ω	Norske Skog ASA	196,602	718,228
*	Northern Ocean Ltd.	39,056	47,544
#*	Norwegian Air Shuttle ASA	150,444	108,129

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	NRC Group ASA	16,222	$16,955
#*	Nykode Therapeutics ASA	169,285	260,286
	Odfjell Drilling Ltd.	499,918	1,749,880
	Odfjell SE, Class A	49,317	523,590
	Odfjell Technology Ltd.	71,424	355,001
*	OKEA ASA	212,042	734,005
Ω	Okeanis Eco Tankers Corp.	54,969	1,585,065
	Olav Thon Eiendomsselskap ASA	23,024	332,949
	Orkla ASA	241,496	1,664,510
	Panoro Energy ASA	294,813	818,297
	Pareto Bank ASA	49,448	230,275
#*	Pexip Holding ASA	238,343	388,878
*	PGS ASA	3,406,792	3,095,876
*	PhotoCure ASA	31,493	162,829
#*Ω	poLight ASA	25,832	25,222
	Protector Forsikring ASA	159,840	2,503,554
	Rana Gruber ASA, Class A	74,821	415,677
*	REC Silicon ASA	249,067	324,324
	Salmar ASA	17,953	851,260
#*	Salmon Evolution ASA	229,946	124,208
*	SATS ASA	33,167	35,444
Ω	Scatec ASA	323,385	1,634,244
	Schibsted ASA, Class A	98,507	1,973,499
	Schibsted ASA, Class B.	108,286	2,009,309
*	SD Standard ETC PLC	132,941	22,941
*	Self Storage Group ASA	2,994	10,647
	Selvaag Bolig ASA	201,004	478,603
*Ω	Shelf Drilling Ltd.	568,406	1,528,706
*	Siem Offshore, Inc.	51,334	117,480
#*	SmartCraft ASA	9,326	17,808
#*	Solstad Offshore ASA	40,084	85,473
	SpareBank 1 Helgeland	808	8,825
	Sparebank 1 Oestlandet	11,051	122,770
	SpareBank 1 Sorost-Norge	3,509	18,660
	SpareBank 1 SR-Bank ASA	373,899	4,060,964
	Sparebanken More	9,695	66,649
	Stolt-Nielsen Ltd.	126,582	4,168,895
	Storebrand ASA	796,574	6,652,146
	Subsea 7 SA	503,309	6,611,379
	Telenor ASA	413,848	4,230,517
#	TGS ASA	457,573	6,257,676
	TOMRA Systems ASA	217,985	1,727,829
#*	Ultimovacs ASA	16,678	148,171
#	Var Energi ASA	593,287	2,004,368
	Veidekke ASA	401,731	3,466,221
*	Volue ASA	20,514	34,407
*	Vow ASA	37,529	32,097
	Wallenius Wilhelmsen ASA	287,819	2,418,926
	Wilh Wilhelmsen Holding ASA, Class A	50,356	1,415,898
#*Ω	XXL ASA	4,114,577	268,121
	Yara International ASA	211,555	6,922,489
#*	Zaptec ASA	84,208	155,612

TOTAL NORWAY			242,131,060

PORTUGAL — (0.3%)
	Altri SGPS SA	497,014	2,404,060
*	Banco Comercial Portugues SA, Class R	43,889,783	13,470,465
	Corticeira Amorim SGPS SA	21,633	210,118
	CTT-Correios de Portugal SA	231,946	884,844

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	EDP - Energias de Portugal SA	2,113,913	$8,883,713
#	EDP - Energias de Portugal SA, Sponsored ADR	7,202	303,204
	EDP Renovaveis SA	238,190	3,831,749
	Galp Energia SGPS SA	1,716,866	25,847,005
#*	Greenvolt-Energias Renovaveis SA	75,267	502,930
	Ibersol SGPS SA	19,539	138,555
	Jeronimo Martins SGPS SA	423,284	9,758,759
	Mota-Engil SGPS SA	523,052	1,697,300
	Navigator Co. SA	1,135,409	4,519,884
	NOS SGPS SA	1,109,118	4,054,495
	REN - Redes Energeticas Nacionais SGPS SA	1,172,575	3,052,727
	Sonae SGPS SA	5,352,002	5,265,195

TOTAL PORTUGAL			84,825,003

SINGAPORE — (1.0%)
*††	Abterra Ltd.	189,000	0
#	AEM Holdings Ltd.	1,169,500	2,956,306
	Amara Holdings Ltd.	248,000	79,716
*	Avarga Ltd.	1,648,100	211,676
	Aztech Global Ltd.	401,800	264,018
*	Banyan Tree Holdings Ltd.	733,700	206,936
*††	Best World International Ltd.	248,857	307,182
	Bonvests Holdings Ltd.	51,600	39,632
	Boustead Singapore Ltd.	1,410,467	839,490
	BRC Asia Ltd.	9,300	10,937
	Bukit Sembawang Estates Ltd.	678,300	1,793,012
	Bund Center Investment Ltd.	316,000	96,940
	Capitaland India Trust	2,983,221	2,091,070
	CapitaLand Investment Ltd.	2,444,000	5,247,712
#	Centurion Corp. Ltd.	950,600	267,684
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	699,978
	China Sunsine Chemical Holdings Ltd.	3,162,900	922,632
	City Developments Ltd.	1,625,400	7,502,535
	Civmec Ltd.	327,100	188,798
	ComfortDelGro Corp. Ltd.	5,435,969	5,250,404
*	COSCO Shipping International Singapore Co. Ltd.	3,564,400	304,771
*	Creative Technology Ltd.	27,000	28,504
#	CSE Global Ltd.	1,357,860	407,066
	DBS Group Holdings Ltd.	1,548,134	37,191,311
	Del Monte Pacific Ltd.	2,501,782	296,282
	Delfi Ltd.	511,400	460,109
	DFI Retail Group Holdings Ltd.	765,300	1,632,402
*††	DMX Technologies Group Ltd.	256,000	0
	Dyna-Mac Holdings Ltd.	1,475,200	334,901
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	955,273	711,836
	First Resources Ltd.	2,544,700	2,809,666
	Food Empire Holdings Ltd.	1,029,400	826,899
	Frasers Property Ltd.	1,146,900	636,590
	Frencken Group Ltd.	1,919,400	1,462,662
	Fu Yu Corp. Ltd.	2,514,200	216,310
*	Gallant Venture Ltd.	2,485,000	237,514
	Genting Singapore Ltd.	4,432,700	2,784,865
#	Geo Energy Resources Ltd.	3,320,700	713,836
	Golden Agri-Resources Ltd.	30,765,069	6,070,031
	GP Industries Ltd.	174,000	78,938
	Grand Venture Technology Ltd.	25,000	8,946
	Great Eastern Holdings Ltd.	82,100	1,036,269

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	GSH Corp. Ltd.	52,560	$7,447
#	GuocoLand Ltd.	1,179,321	1,300,185
	Haw Par Corp. Ltd.	327,900	2,290,758
	Hiap Hoe Ltd.	128,000	60,323
	Ho Bee Land Ltd.	1,013,100	1,339,328
#	Hong Fok Corp. Ltd.	1,718,488	1,091,342
	Hong Leong Asia Ltd.	2,852,000	1,302,832
#	Hong Leong Finance Ltd.	108,900	195,075
	Hongkong Land Holdings Ltd.	1,407,400	4,463,880
	Hotel Grand Central Ltd.	183,373	106,899
	Hour Glass Ltd.	694,500	836,563
	Hutchison Port Holdings Trust.	23,164,100	3,638,478
#*††	Hyflux Ltd.	2,064,700	0
	iFAST Corp. Ltd.	256,500	1,238,169
#	Indofood Agri Resources Ltd.	10,819,700	2,391,153
#	InnoTek Ltd.	433,700	120,604
	ISDN Holdings Ltd.	464,153	110,211
#	Japfa Ltd.	2,966,480	401,324
	Jardine Cycle & Carriage Ltd.	289,097	5,955,331
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Corp. Ltd.	2,018,500	9,162,665
	Keppel Infrastructure Trust.	8,652,057	2,777,543
	Keppel REIT	403,700	234,413
	KSH Holdings Ltd.	555,650	121,641
	Low Keng Huat Singapore Ltd.	293,000	79,535
	Mandarin Oriental International Ltd.	201,600	302,329
*	Marco Polo Marine Ltd.	7,705,400	287,207
	Metro Holdings Ltd.	1,879,500	727,443
	Mewah International, Inc.	47,900	9,852
#*††	Midas Holdings Ltd.	4,664,147	0
*	mm2 Asia Ltd.	2,636,000	57,722
	Nanofilm Technologies International Ltd.	122,900	83,675
	Netlink NBN Trust.	3,521,300	2,135,163
	NSL Ltd.	75,000	39,225
*	Oceanus Group Ltd.	1,015,400	7,411
	Olam Group Ltd.	2,178,675	1,578,746
	OUE Ltd.	1,701,700	1,281,120
	Oversea-Chinese Banking Corp. Ltd.	2,523,468	23,395,353
#	Oxley Holdings Ltd.	5,872,996	429,857
	Pan-United Corp. Ltd.	335,000	90,366
	Propnex Ltd.	599,800	352,904
	PSC Corp. Ltd.	215,900	50,346
	Q&M Dental Group Singapore Ltd.	1,415,140	232,904
	QAF Ltd.	1,141,965	679,929
#*	Raffles Education Ltd.	12,647,627	489,527
	Raffles Medical Group Ltd.	2,972,963	2,586,833
	Riverstone Holdings Ltd.	765,700	330,268
#	Samudera Shipping Line Ltd.	815,900	366,833
*	SATS Ltd.	398,421	716,729
	SBS Transit Ltd.	77,700	140,853
*	Seatrium Ltd.	96,954,240	7,940,454
	Sembcorp Industries Ltd.	2,973,900	9,977,154
	Sheng Siong Group Ltd.	2,695,300	3,051,566
	SHS Holdings Ltd.	842,400	79,473
	SIA Engineering Co. Ltd.	283,500	474,457
	Silverlake Axis Ltd.	472,600	93,233
#	Sinarmas Land Ltd.	4,896,900	616,627
	Sing Holdings Ltd.	392,300	94,690
	Singapore Airlines Ltd.	1,816,500	8,111,145

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Exchange Ltd.	1,797,600	$12,445,967
	Singapore Land Group Ltd.	560,723	810,586
	Singapore Post Ltd.	5,712,616	1,876,228
	Singapore Shipping Corp. Ltd.	143,035	24,858
	Singapore Technologies Engineering Ltd.	2,257,000	6,196,044
	Singapore Telecommunications Ltd.	1,085,650	1,886,505
	Stamford Land Corp. Ltd.	2,667,176	720,388
	StarHub Ltd.	2,431,810	1,830,927
	Straits Trading Co. Ltd.	623,000	874,014
#*††	Swiber Holdings Ltd.	1,301,500	0
*††	Swiber Holdings Ltd.	1,301,500	0
	Thomson Medical Group Ltd.	5,584,500	220,823
	Tiong Woon Corp. Holding Ltd.	160,750	58,641
#	Tuan Sing Holdings Ltd.	3,631,252	716,077
	UMS Holdings Ltd.	2,852,908	2,608,827
	United Overseas Bank Ltd.	1,237,389	24,407,112
	United Overseas Insurance Ltd.	1,900	8,310
	UOB-Kay Hian Holdings Ltd.	1,304,484	1,249,712
	UOL Group Ltd.	1,230,488	5,299,507
	Valuetronics Holdings Ltd.	2,771,960	1,021,443
	Venture Corp. Ltd.	769,000	6,565,969
	Vicom Ltd.	9,600	9,050
	Wee Hur Holdings Ltd.	917,300	117,601
	Wilmar International Ltd.	4,239,700	11,022,303
	Wing Tai Holdings Ltd.	2,236,224	2,205,479
	Yangzijiang Shipbuilding Holdings Ltd.	8,984,100	9,522,995
	Yeo Hiap Seng Ltd.	64,554	29,334

TOTAL SINGAPORE			284,992,159

SPAIN — (2.4%)
	Acciona SA	129,693	16,350,862
	Acerinox SA	860,886	8,387,478
	ACS Actividades de Construccion y Servicios SA	691,049	24,991,071
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	32,867	524,584
Ω	Aena SME SA	89,799	13,029,893
	Alantra Partners SA	1,298	12,154
	Almirall SA	263,398	2,398,089
	Amadeus IT Group SA	520,873	29,727,686
#*	Amper SA	1,996,457	215,878
	Applus Services SA	630,844	6,646,555
	Atresmedia Corp. de Medios de Comunicacion SA	439,512	1,646,884
	Azkoyen SA	55,415	336,540
#	Banco Bilbao Vizcaya Argentaria SA	6,497,154	51,114,605
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,616,262	12,655,331
	Banco de Sabadell SA	27,837,752	34,613,287
#	Banco Santander SA	16,149,187	59,395,633
#	Banco Santander SA, Sponsored ADR	93,721	340,207
	Bankinter SA	2,456,907	15,536,148
	CaixaBank SA	5,187,776	21,091,109
Ω	Cellnex Telecom SA	252,259	7,415,429
	Cia de Distribucion Integral Logista Holdings SA	350,681	8,611,039
	CIE Automotive SA	280,351	7,148,080
	Construcciones y Auxiliar de Ferrocarriles SA	86,096	2,571,808
*	Distribuidora Internacional de Alimentacion SA	35,346,869	456,960
#*	Duro Felguera SA	57,344	39,104
#	Ebro Foods SA	228,001	3,881,413
*	eDreams ODIGEO SA	113,627	728,540
	Elecnor SA	76,101	1,278,796

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Enagas SA	826,151	$13,820,422
#	Ence Energia y Celulosa SA	751,723	2,248,731
	Endesa SA	653,353	12,292,621
#	Ercros SA	563,997	1,739,956
	Faes Farma SA	1,260,177	3,958,350
	Ferrovial SE	174,117	5,240,233
	Fluidra SA	265,910	4,688,179
	Fomento de Construcciones y Contratas SA	75,862	962,455
Ω	Gestamp Automocion SA	817,241	3,007,271
Ω	Global Dominion Access SA	488,570	1,589,412
*	Grifols SA	623,136	6,992,399
	Grupo Catalana Occidente SA	139,847	4,479,797
	Grupo Empresarial San Jose SA	85,660	323,971
	Iberdrola SA	2,598,864	28,904,611
	Iberpapel Gestion SA	6,948	118,332
	Indra Sistemas SA	752,345	10,563,815
#	Industria de Diseno Textil SA	735,534	25,389,139
	Laboratorios Farmaceuticos Rovi SA	104,540	5,590,712
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,346,157	1,160,425
	Mapfre SA	3,959,364	8,230,411
*	Melia Hotels International SA	438,808	2,441,308
	Miquel y Costas & Miquel SA	145,609	1,651,525
#	Naturgy Energy Group SA	177,064	5,009,968
Ω	Neinor Homes SA	71,613	738,407
*	Obrascon Huarte Lain SA	1,464,877	603,331
#*	Oryzon Genomics SA	32,486	69,357
#	Pharma Mar SA	24,477	834,681
	Prim SA	5,935	66,138
*	Promotora de Informaciones SA, Class A	739,421	268,263
Ω	Prosegur Cash SA	589,980	321,216
	Prosegur Compania de Seguridad SA	1,018,617	1,523,102
	Realia Business SA	722,094	805,904
	Redeia Corp. SA	735,326	11,467,348
	Repsol SA, Sponsored ADR	103,226	1,508,138
	Repsol SA	4,909,248	71,881,932
	Sacyr SA	2,652,729	7,659,967
*	Solaria Energia y Medio Ambiente SA	261,523	3,922,997
#*	Soltec Power Holdings SA	37,922	106,095
#Ω	Talgo SA	192,134	729,543
*	Tecnicas Reunidas SA	46,624	411,199
	Telefonica SA, Sponsored ADR	266,400	1,020,312
	Telefonica SA	15,385,994	59,430,500
	Tubacex SA	370,859	1,103,478
#*	Tubos Reunidos SA	28,836	19,271
Ω	Unicaja Banco SA	3,920,205	4,084,523
	Vidrala SA	69,656	5,177,192
	Viscofan SA	226,873	13,114,624
	Vocento SA	126,195	83,297

TOTAL SPAIN			668,500,021

SWEDEN — (2.5%)
	AAK AB	158,223	3,008,998
Ω	AcadeMedia AB	230,697	956,408
	AddLife AB, Class B	274,919	1,795,850
	Addnode Group AB	291,595	1,817,559
	AddTech AB, Class B	407,747	5,994,020
	AFRY AB	308,906	3,245,701
	Alfa Laval AB	135,132	4,379,189
Ω	Alimak Group AB	207,940	1,224,747

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Alleima AB	384,565	$2,340,930
	Alligo AB, Class B	109,355	859,682
Ω	Ambea AB	195,347	725,401
*	Annehem Fastigheter AB, Class B	225,311	310,816
#	AQ Group AB	18,531	750,682
	Arise AB	51,451	143,734
	Arjo AB, Class B	793,763	2,654,684
	Assa Abloy AB, Class B	315,904	6,733,517
	Atlas Copco AB, Class A	2,232,464	28,908,216
	Atlas Copco AB, Class B	1,297,292	14,572,796
	Atrium Ljungberg AB, Class B	118,150	1,816,884
*Ω	Attendo AB	297,989	943,645
#	Avanza Bank Holding AB	362,491	6,127,874
	Axfood AB	246,850	5,457,978
	Balco Group AB	10,680	35,157
	Beijer Alma AB	143,606	2,284,963
#	Beijer Ref AB	232,254	2,207,885
	Bergman & Beving AB	123,265	1,652,648
	Betsson AB, Class B	721,222	7,258,625
*	Better Collective AS	81,192	1,962,146
#*	BHG Group AB	188,983	167,424
	Bilia AB, Class A	424,121	3,940,905
	Billerud Aktiebolag	608,452	5,652,879
*Ω	BioArctic AB	42,578	860,356
	BioGaia AB, Class B	214,606	1,915,878
	Biotage AB	152,895	1,561,856
	Bjorn Borg AB	100,445	354,966
	Boliden AB	623,237	15,975,520
#*	Bonava AB, Class B	414,007	648,432
*Ω	Boozt AB	33,232	232,417
Ω	Bravida Holding AB	544,493	3,406,834
	Bufab AB	133,698	3,178,477
	Bulten AB	80,513	450,000
	Bure Equity AB	306,971	6,137,543
*	Byggmax Group AB	294,386	749,853
*	Camurus AB	22,024	660,088
	Castellum AB	361,326	3,462,861
	Catella AB	113,115	248,580
	Catena AB	89,285	2,957,683
*	Catena Media PLC	292,957	454,458
*	Cavotec SA	3,925	4,906
	Cellavision AB	25,619	311,155
	Cibus Nordic Real Estate AB publ	48,746	457,478
	Clas Ohlson AB, Class B	199,034	2,090,618
	Cloetta AB, Class B	1,380,922	2,214,810
#	Concentric AB	208,558	2,930,280
Ω	Coor Service Management Holding AB	334,212	1,151,645
	Corem Property Group AB, Class B	2,014,837	1,300,697
	Corem Property Group AB, Class D	4,533	64,405
	Dedicare AB, Class B	21,331	186,303
	Dios Fastigheter AB	289,707	1,568,310
Ω	Dometic Group AB	861,186	5,314,216
#*Ω	Dustin Group AB	309,926	348,904
	Eastnine AB	109,422	1,483,680
*	Egetis Therapeutics AB	32,630	13,513
	Elanders AB, Class B	37,469	280,488
*	Electrolux AB, Class B	426,620	3,590,096
	Electrolux Professional AB, Class B	749,448	3,031,985
#	Elekta AB, Class B	553,994	3,773,689

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*Ω	Eltel AB	80,003	$46,998
#*	Embracer Group AB	539,496	878,378
#*	Enea AB	70,527	300,940
#	Engcon AB	12,774	81,745
	Eolus Vind AB, Class B	3,148	24,331
	Ependion AB	9,204	85,507
	Epiroc AB, Class A	547,851	9,025,690
	Epiroc AB, Class B	317,056	4,402,421
	Essity AB, Class A	18,299	419,044
	Essity AB, Class B	315,935	7,203,903
Ω	Evolution AB	138,262	12,319,892
	Ework Group AB	32,555	332,447
#	Fabege AB	253,696	1,892,840
	Fagerhult Group AB	187,699	949,564
#*	Fastighets AB Balder, Class B	497,526	2,113,889
*	Fastighets AB Trianon	27,136	34,147
	FastPartner AB, Class A	59,559	207,244
#	Fenix Outdoor International AG	8,491	503,845
*	Fingerprint Cards AB, Class B	16,232	1,373
	Fortnox AB	888,213	3,520,811
#	G5 Entertainment AB	22,820	295,557
	Getinge AB, Class B	223,145	4,017,310
	Granges AB	590,066	5,681,004
*Ω	Green Landscaping Group AB	9,902	51,672
#	H & M Hennes & Mauritz AB, Class B	789,066	10,600,838
	Hanza AB	102,457	643,819
	Heba Fastighets AB, Class B	72,279	145,221
	Hemnet Group AB	155,782	2,705,728
	Hexagon AB, Class B	757,361	6,172,212
#	Hexatronic Group AB	498,361	1,163,854
	Hexpol AB	644,292	5,718,116
	HMS Networks AB	122,994	4,079,577
#*Ω	Hoist Finance AB	300,831	846,131
	Holmen AB, Class B	145,803	5,502,584
	Hufvudstaden AB, Class A	156,396	1,667,406
*	Humana AB	7,860	19,954
	Husqvarna AB, Class A	72,691	469,197
#	Husqvarna AB, Class B	781,325	5,062,799
	Indutrade AB	503,942	8,931,544
#	Instalco AB	739,726	2,070,834
#*	International Petroleum Corp.	438,091	4,642,985
#	Intrum AB	264,978	1,361,005
	INVISIO AB	26,285	396,190
	Inwido AB	411,178	4,201,801
	ITAB Shop Concept AB	23,230	19,593
	JM AB	271,307	2,895,272
*	John Mattson Fastighetsforetagen AB	16,795	80,457
	Kabe Group AB, Class B	500	11,991
*	Karnov Group AB	155,881	685,844
#*	K-fast Holding AB	105,794	127,299
	Kindred Group PLC, SDR	841,467	6,888,950
	KNOW IT AB	135,924	1,706,397
	Lagercrantz Group AB, Class B	717,141	6,546,353
	Lifco AB, Class B	201,556	3,688,062
	Lime Technologies AB	17,132	439,288
	Lindab International AB	371,080	5,718,114
	Loomis AB	391,345	10,166,059
#*	Maha Energy AB	5,355	4,608
*	Medcap AB	12,132	309,411

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Medicover AB, Class B	118,831	$1,340,651
	MEKO AB	207,770	1,672,858
#	Micro Systemation AB, Class B	45,756	223,279
*	Millicom International Cellular SA, SDR	680,598	10,693,623
	MIPS AB	56,768	1,399,883
*	Modern Times Group MTG AB, Class B	387,383	3,109,756
	Momentum Group AB	114,182	990,653
Ω	Munters Group AB	165,440	2,019,809
	Mycronic AB	158,533	3,472,955
	NCAB Group AB	489,201	2,341,548
	NCC AB, Class B	350,224	3,587,791
	Nederman Holding AB	17,517	246,447
*	Net Insight AB, Class B	1,421,930	495,525
	New Wave Group AB, Class B	553,015	3,611,478
	Nibe Industrier AB, Class B	445,753	2,567,252
	Nilorngruppen AB, Class B	13,985	71,834
*	Nobia AB	654,068	486,405
	Nolato AB, Class B	1,007,101	4,454,583
	Nordic Paper Holding AB	59,709	204,422
	Nordic Waterproofing Holding AB	76,509	1,105,930
	Nordnet AB publ	329,324	4,662,771
*	Norion Bank AB	276,668	894,179
*	Note AB	65,685	860,982
#	NP3 Fastigheter AB	73,395	980,800
	Nyfosa AB	464,000	2,245,414
	OEM International AB, Class B	221,208	1,438,096
*	Orron Energy ab	425,373	265,748
#*	Ovzon AB	33,979	23,906
*	OX2 AB, Class A	319,986	1,293,985
	Pandox AB	302,606	2,978,555
	Peab AB, Class B	891,819	3,324,412
	Platzer Fastigheter Holding AB, Class B	74,517	391,295
	Prevas AB, Class B	16,959	141,459
#	Pricer AB, Class B	637,002	372,742
	Proact IT Group AB	128,552	892,914
	Ratos AB, Class B	1,081,000	3,011,370
*	RaySearch Laboratories AB	125,728	938,564
	Rejlers AB	9,832	103,081
Ω	Resurs Holding AB	864,029	1,685,641
	Rottneros AB	362,655	383,046
	Rvrc Holding AB	86,465	299,053
	Saab AB, Class B	72,491	3,723,963
	Sagax AB, Class A	758	13,775
	Sagax AB, Class B	164,479	2,977,549
#	Samhallsbyggnadsbolaget i Norden AB	2,137,170	621,651
#	Samhallsbyggnadsbolaget i Norden AB, Class D	62,171	19,446
	Sandvik AB	650,887	11,086,564
	Scandi Standard AB	255,955	1,280,468
*Ω	Scandic Hotels Group AB	738,476	2,488,996
*	Sdiptech AB, Class B	49,633	975,721
	Sectra AB, Class B	316,079	3,418,566
	Securitas AB, Class B	892,512	7,149,384
#*	Sedana Medical AB	60,764	113,847
	Sensys Gatso Group AB	35,488	191,799
#	Serneke Group AB	9,232	23,364
#*Ω	Sinch AB	2,246,485	3,560,079
#	SinterCast AB	725	6,697
*	Sivers Semiconductors AB	379,928	209,637
	Skandinaviska Enskilda Banken AB, Class A	1,517,986	16,939,983

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB, Class C	14,509	$166,849
	Skanska AB, Class B	670,838	10,071,909
#	SKF AB, Class A	44,341	718,253
	SKF AB, Class B	557,621	9,040,409
	SkiStar AB	202,927	1,930,591
	Softronic AB, Class B	12,772	18,886
	Solid Forsakring AB	62,052	323,870
	SSAB AB, Class A	820,515	4,915,397
	SSAB AB, Class B	2,098,422	12,179,017
*	Stendorren Fastigheter AB	19,863	224,770
*	Stillfront Group AB	1,884,319	1,950,603
	Storskogen Group AB, Class B	1,387,446	822,038
	Svenska Cellulosa AB SCA, Class A	30,653	418,946
	Svenska Cellulosa AB SCA, Class B	573,339	7,867,045
	Svenska Handelsbanken AB, Class A	1,115,585	9,511,131
#	Svenska Handelsbanken AB, Class B	30,006	309,559
	Sweco AB, Class B	401,244	3,699,514
#	Swedbank AB, Class A	692,195	11,368,133
#*	Swedish Orphan Biovitrum AB	253,079	5,206,395
	Synsam AB	58,627	180,504
	Systemair AB	195,483	1,073,660
	Tele2 AB, Class B	1,689,252	11,996,458
#	Telefonaktiebolaget LM Ericsson, Class A	72,187	337,875
	Telefonaktiebolaget LM Ericsson, Class B	2,747,455	12,307,853
#	Telia Co. AB	4,529,726	9,602,771
	Tethys Oil AB	151,156	773,144
*	TF Bank AB	15,491	195,263
Ω	Thule Group AB	198,937	4,528,113
*	Tobii AB	86,515	79,869
	Trelleborg AB, Class B	353,176	8,931,492
	Troax Group AB	138,436	2,218,977
#*	Truecaller AB, Class B	427,136	1,033,693
	VBG Group AB, Class B	9,033	187,917
#*	Viaplay Group AB	151,735	325,410
	Vitec Software Group AB, Class B	45,841	1,829,515
	Vitrolife AB	162,784	2,122,251
	Volati AB	52,232	392,706
	Volvo AB, Class A	371,716	7,452,642
	Volvo AB, Class B	2,958,974	58,632,631
#*	Volvo Car AB, Class B	889,428	3,067,720
#	Wallenstam AB, Class B	511,004	1,728,347
	Wihlborgs Fastigheter AB	680,951	4,413,954
#	XANO Industri AB, Class B	21,548	160,388

TOTAL SWEDEN			693,787,620

SWITZERLAND — (7.4%)
	ABB Ltd.	1,748,784	58,755,134
	Accelleron Industries AG	350,533	8,657,852
	Adecco Group AG	626,947	23,725,898
	Alcon, Inc.	742,255	53,042,612
	Allreal Holding AG	87,469	14,035,765
	ALSO Holding AG	32,093	8,186,648
#*	ams-OSRAM AG	939,705	3,353,235
	APG SGA SA	4,707	875,662
	Arbonia AG	250,748	2,147,932
*	Aryzta AG	5,037,267	9,232,344
	Ascom Holding AG	138,369	1,432,486
#*	Autoneum Holding AG	17,164	1,948,677
	Baloise Holding AG	204,919	29,423,468

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Banque Cantonale de Geneve	4,792	$1,183,286
	Banque Cantonale Vaudoise	154,102	17,418,806
	Barry Callebaut AG	11,602	17,590,921
*	Basilea Pharmaceutica AG	28,799	1,120,927
	Belimo Holding AG	27,965	11,773,742
	Bell Food Group AG	10,575	3,150,342
	Bellevue Group AG	43,911	958,747
	Berner Kantonalbank AG	13,673	3,581,183
	BKW AG	63,031	10,596,012
	Bossard Holding AG, Class A	38,803	8,009,303
	Bucher Industries AG	38,136	13,613,263
	Burckhardt Compression Holding AG	12,284	6,227,016
	Burkhalter Holding AG	20,144	1,884,213
	Bystronic AG	6,391	3,054,756
	Calida Holding AG	22,636	636,338
	Carlo Gavazzi Holding AG	1,409	478,934
	Cembra Money Bank AG	141,182	9,734,554
	Chocoladefabriken Lindt & Spruengli AG	72	7,843,245
#*	Cicor Technologies Ltd.	9,793	470,543
	Cie Financiere Richemont SA, Class A	366,231	43,206,270
	Cie Financiere Tradition SA	4,922	627,351
	Clariant AG	1,075,835	15,285,377
	Coltene Holding AG	16,782	1,176,921
	Comet Holding AG	29,926	5,885,999
	COSMO Pharmaceuticals NV	15,449	587,339
	Daetwyler Holding AG	26,654	4,716,069
	DKSH Holding AG	163,062	9,985,227
	dormakaba Holding AG	13,958	6,380,092
	DSM-Firmenich AG	186,419	16,899,966
*	Dufry AG	317,276	11,121,873
	EFG International AG	562,242	6,756,652
	Emmi AG	9,580	9,045,571
	EMS-Chemie Holding AG	4,113	2,813,538
	Energiedienst Holding AG	16,394	724,532
	Feintool International Holding AG	32,492	713,037
	Flughafen Zurich AG	106,450	19,891,438
	Forbo Holding AG	5,232	5,770,039
	Fundamenta Real Estate AG	3,127	58,290
Ω	Galenica AG	231,420	17,483,517
*	GAM Holding AG	1,095,054	516,389
	Geberit AG	59,022	27,481,446
	Georg Fischer AG	455,898	23,657,166
	Givaudan SA	8,119	27,024,257
#*	Gurit Holding AG, Class BR	18,132	1,413,444
	Helvetia Holding AG	215,155	28,924,100
	Hiag Immobilien Holding AG	5,935	510,528
#*	HOCHDORF Holding AG	4,528	97,690
	Holcim AG	873,191	53,957,191
	Huber & Suhner AG	89,969	6,161,119
	Implenia AG	63,670	1,980,464
*	Ina Invest Holding AG	16,154	314,130
	Inficon Holding AG	8,662	9,375,616
	Interroll Holding AG	2,193	5,781,561
	Intershop Holding AG	4,146	2,750,998
	Investis Holding SA	6,553	679,165
	Julius Baer Group Ltd.	612,254	36,283,207
	Jungfraubahn Holding AG	10,539	1,788,863
	Kardex Holding AG	22,722	4,392,991
	Komax Holding AG	22,501	4,467,055

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Kudelski SA	184,312	$269,471
	Kuehne & Nagel International AG	82,963	22,372,103
	Landis+Gyr Group AG	103,355	7,668,107
*	Lastminute.com NV	2,595	65,451
	LEM Holding SA	2,492	5,045,668
	Liechtensteinische Landesbank AG	46,137	3,196,022
#	Logitech International SA	329,994	25,966,843
	Lonza Group AG	68,543	24,004,027
	Luzerner Kantonalbank AG	55,160	4,336,652
Ω	Medacta Group SA	18,700	2,147,280
Ω	Medmix AG	110,231	2,291,329
	Meier Tobler Group AG	25,386	873,764
	Metall Zug AG, Class B	966	1,384,463
#	Mikron Holding AG	53,458	815,829
	Mobilezone Holding AG	185,118	2,813,880
	Mobimo Holding AG	44,661	12,335,930
	Nestle SA	2,370,731	255,656,610
	Novartis AG, Sponsored ADR	1,622,126	151,798,551
	Novartis AG	11,018	1,031,500
	Novavest Real Estate AG	1,275	51,597
	OC Oerlikon Corp. AG	975,813	3,887,364
#*	Orascom Development Holding AG	65,164	356,615
	Orell Fuessli AG	613	47,191
	Orior AG	34,976	2,857,166
	Partners Group Holding AG	33,899	35,894,416
*	Peach Property Group AG	1,098	14,435
*	Phoenix Mecano AG	1,778	720,001
#	Plazza AG, Class A	2,787	925,841
	PSP Swiss Property AG	151,765	18,673,046
	Rieter Holding AG	12,545	1,065,444
	Roche Holding AG	24,183	6,590,135
	Roche Holding AG	627,570	161,730,790
	Romande Energie Holding SA	15,358	956,734
*	Sandoz Group AG	2,204	57,291
#	Sandoz Group AG, ADR	324,425	8,376,659
#	Schaffner Holding AG	1,819	990,378
	Schindler Holding AG	34,603	6,745,539
	Schweiter Technologies AG	5,360	3,000,359
*Ω	Sensirion Holding AG	35,905	2,688,582
	SFS Group AG	85,706	8,574,279
	SGS SA	241,590	19,730,804
	Siegfried Holding AG	23,897	18,950,763
	SIG Group AG	879,310	19,385,871
	Sika AG	41,887	10,023,952
	SKAN Group AG	7,067	533,343
	Softwareone Holding AG	192,741	3,797,551
	Sonova Holding AG	82,387	19,526,810
	St Galler Kantonalbank AG	12,150	6,596,142
#	Stadler Rail AG	45,627	1,543,754
	Straumann Holding AG	113,566	13,421,692
	Sulzer AG	119,204	9,838,054
	Swatch Group AG	62,921	16,106,264
	Swatch Group AG	115,934	5,614,773
	Swiss Life Holding AG	63,270	40,637,093
	Swiss Prime Site AG	360,529	33,510,416
	Swiss Re AG	484,061	52,889,854
*	Swiss Steel Holding AG	1,787,267	196,477
	Swisscom AG	81,547	48,862,049
	Swissquote Group Holding SA	55,101	10,583,448

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Temenos AG	186,417	$13,430,518
	Thurgauer Kantonalbank	1,440	193,942
#	Tornos Holding AG	25,100	157,715
	TX Group AG	11,468	1,066,078
	u-blox Holding AG	36,683	3,469,877
#*	UBS Group AG	2,631,029	61,787,237
	Valiant Holding AG	92,082	10,039,836
	Varia U.S. Properties AG	3,801	167,234
Ω	VAT Group AG	86,094	30,530,611
	Vaudoise Assurances Holding SA	4,567	2,128,007
	Vetropack Holding AG	40,832	1,600,812
	Von Roll Holding AG	106,896	101,061
	Vontobel Holding AG	156,722	9,167,930
	VP Bank AG, Class A	17,676	1,601,530
	VZ Holding AG	39,368	3,872,088
*	V-ZUG Holding AG	6,362	410,110
	Walliser Kantonalbank	3,138	376,413
	Warteck Invest AG	245	524,881
	Ypsomed Holding AG	12,744	3,512,253
	Zehnder Group AG	48,935	2,536,134
	Zug Estates Holding AG, Class B	466	771,532
	Zuger Kantonalbank AG	230	1,987,620
	Zurich Insurance Group AG	125,316	59,524,164

TOTAL SWITZERLAND			2,079,814,357

UNITED KINGDOM — (12.2%)
	3i Group PLC	1,991,241	46,948,633
	4imprint Group PLC	86,027	5,264,968
*	888 Holdings PLC	222,775	221,904
	abrdn PLC	6,897,673	13,168,316
*	accesso Technology Group PLC	7,732	52,163
*	Accsys Technologies PLC	6,992	5,420
	Admiral Group PLC	503,017	14,946,007
	Advanced Medical Solutions Group PLC	174,809	411,571
	AG Barr PLC	358,068	2,139,900
Ω	Airtel Africa PLC	3,381,059	4,657,533
	AJ Bell PLC	662,266	2,039,468
Ω	Alfa Financial Software Holdings PLC	376,708	687,061
#	Alliance Pharma PLC	1,086,169	530,172
*	Alphawave IP Group PLC	38,669	46,091
	Anglo American PLC	943,928	24,050,885
	Anglo-Eastern Plantations PLC	33,438	285,528
	Antofagasta PLC	348,399	5,696,853
#	Argentex Group PLC	119,356	113,887
*	Ascential PLC	1,251,105	3,985,895
	Ashmore Group PLC	1,428,487	2,947,195
	Ashtead Group PLC	713,943	40,946,370
#*	ASOS PLC	121,670	587,780
	Associated British Foods PLC	509,955	12,579,594
*Ω	Aston Martin Lagonda Global Holdings PLC	121,970	325,419
	AstraZeneca PLC, Sponsored ADR	1,493,548	94,437,040
	AstraZeneca PLC	95,527	11,960,325
	Atalaya Mining PLC	12,058	43,937
*	Auction Technology Group PLC	76,450	521,366
Ω	Auto Trader Group PLC	2,626,722	19,869,177
	Aviva PLC	4,683,156	22,683,179
	Avon Rubber PLC	97,139	1,008,878
	B&M European Value Retail SA	2,833,658	18,242,355
*	Babcock International Group PLC	2,984,753	14,201,536

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	BAE Systems PLC	855,056	$11,497,393
Ω	Bakkavor Group PLC	764,745	819,751
	Balfour Beatty PLC	2,178,116	8,209,042
	Bank of Georgia Group PLC	243,151	9,844,506
	Barclays PLC, Sponsored ADR	3,019,425	19,414,903
	Barclays PLC	7,056,307	11,325,696
	Barratt Developments PLC	2,596,864	13,096,494
	Beazley PLC	1,515,053	9,490,840
	Begbies Traynor Group PLC	101,992	144,495
	Bellway PLC	525,279	13,367,669
	Berkeley Group Holdings PLC	305,418	15,013,303
	Bloomsbury Publishing PLC	241,586	1,169,985
	Bodycote PLC	977,970	6,840,218
#*	boohoo Group PLC	2,788,239	1,066,896
	BP PLC, Sponsored ADR	3,571,720	130,653,518
	BP PLC	10,974,429	67,010,003
	Braemar PLC	71,897	203,612
	Breedon Group PLC	158,938	605,289
Ω	Bridgepoint Group PLC	68,260	151,006
#	British American Tobacco PLC, Sponsored ADR	202,038	6,032,855
	British American Tobacco PLC	1,270,371	37,949,035
	Britvic PLC	1,588,063	16,199,163
	Brooks Macdonald Group PLC	4,465	96,999
	BT Group PLC	25,698,443	35,294,914
	Bunzl PLC	302,717	10,799,785
	Burberry Group PLC	853,506	17,590,801
	Burford Capital Ltd.	641,558	7,932,270
	Bytes Technology Group PLC	738,265	4,419,052
	C&C Group PLC	1,794,815	3,041,092
*	Capita PLC	2,544,724	519,030
	Capital Ltd.	96,877	92,486
	Capricorn Energy PLC	961,274	1,825,120
*	Card Factory PLC	1,660,449	1,959,856
*	Carnival PLC	55,429	568,887
*	Carnival PLC, ADR	54,518	564,806
	Carr’s Group PLC	71,804	113,707
	Castings PLC	62,771	282,612
*	Cazoo Group Ltd.	2	1
	Centamin PLC	8,488,324	8,507,617
	Centaur Media PLC	126,418	59,145
	Central Asia Metals PLC	402,590	799,734
	Centrica PLC	19,571,778	37,466,181
	Chemring Group PLC	849,330	2,892,264
	Chesnara PLC	703,398	2,163,040
	Clarkson PLC	91,123	2,932,005
	Close Brothers Group PLC	1,422,254	13,807,279
	CLS Holdings PLC	50,807	53,671
Ω	CMC Markets PLC	581,113	666,579
	Coats Group PLC	2,231,386	1,833,545
	Coca-Cola HBC AG	195,442	5,073,998
	Compass Group PLC	730,493	18,416,716
	Computacenter PLC	381,624	11,936,284
Ω	ConvaTec Group PLC	2,323,043	5,772,721
	Costain Group PLC	943,517	582,699
	Cranswick PLC	240,426	10,222,391
	Crest Nicholson Holdings PLC	1,622,135	3,157,280
	Croda International PLC	102,124	5,442,802
	Currys PLC	9,828,464	5,352,799
	CVS Group PLC	159,173	2,841,895

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Darktrace PLC	482,391	$2,058,480
	DCC PLC	284,447	15,802,171
#*	De La Rue PLC	709,178	503,409
	Dechra Pharmaceuticals PLC	11,623	538,714
#*Ω	Deliveroo PLC	255,436	404,153
	DFS Furniture PLC	529,097	661,989
#	Diageo PLC, Sponsored ADR	257,114	39,466,999
	Diageo PLC	485,905	18,374,971
#*	Dialight PLC	31,395	61,314
	Diploma PLC	319,307	11,070,632
*	Direct Line Insurance Group PLC	5,663,093	10,441,357
	DiscoverIE Group PLC	195,248	1,467,332
	Diversified Energy Co. PLC	1,291,478	1,050,636
	Domino’s Pizza Group PLC	1,645,306	6,865,206
	dotdigital group PLC	608,169	533,067
	Dowlais Group PLC	3,760,228	4,578,017
	Dr Martens PLC	293,475	416,091
	Drax Group PLC	1,734,353	8,910,711
	DS Smith PLC	6,263,253	21,723,894
	Dunelm Group PLC	574,226	6,810,282
††	Dyson Group PLC	3,999	192
*	easyJet PLC	866,636	3,866,042
	Ecora Resources PLC	751,852	785,149
	EKF Diagnostics Holdings PLC	38,270	12,455
*	Elementis PLC	3,016,524	4,342,595
#	Energean PLC	363,519	3,764,196
*	EnQuest PLC	10,849,376	2,133,108
	Entain PLC	560,128	6,358,734
	Epwin Group PLC	9,451	7,243
*	Ergomed PLC	32,122	523,230
#*	Esken Ltd.	828,934	30,242
	Essentra PLC	1,858,228	3,357,701
*††	Evraz PLC	1,444,631	0
	Experian PLC	969,358	29,409,147
	FDM Group Holdings PLC	218,980	1,161,755
*	Ferrexpo PLC	600,409	551,835
	Fevertree Drinks PLC	33,827	413,460
	Firstgroup PLC	2,764,908	5,320,790
	Foresight Group Holdings Ltd.	9,788	43,802
Ω	Forterra PLC	677,378	1,110,479
	Foxtons Group PLC	741,199	338,593
*	Frasers Group PLC	666,653	6,515,186
	Fresnillo PLC	489,481	3,294,494
*	Frontier Developments PLC	14,266	41,824
	Fuller Smith & Turner PLC, Class A	106,199	727,791
*	Fund Technologies PLC	8,690	90,914
*Ω	Funding Circle Holdings PLC	65,068	26,943
	Future PLC	115,673	1,248,979
	Galliford Try Holdings PLC	500,989	1,318,480
	Games Workshop Group PLC	128,575	15,458,884
*	Gaming Realms PLC	35,681	14,317
	Gamma Communications PLC	142,866	1,820,301
	GB Group PLC	339,616	986,927
*	Gem Diamonds Ltd.	1,717,909	229,076
	Genel Energy PLC	1,484,642	1,476,572
	Genuit Group PLC	997,654	3,218,851
*	Georgia Capital PLC	211,931	2,375,897
	Glencore PLC	18,999,963	100,639,456
*Ω	Global Ports Holding PLC	11,890	32,239

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Gooch & Housego PLC	20,646	$125,670
	Goodwin PLC	650	40,386
	Grafton Group PLC	832,266	7,834,405
	Grainger PLC	2,421,007	6,700,685
*	Greencore Group PLC	2,581,933	2,828,558
	Greggs PLC	656,595	18,938,580
	GSK PLC	2,561,499	45,663,230
	GSK PLC, Sponsored ADR	692,164	24,710,269
#	Gulf Keystone Petroleum Ltd.	1,270,951	1,872,631
*Ω	Gym Group PLC	431,192	529,604
	H&T Group PLC	17,925	106,492
	Haleon PLC	2,973,655	11,918,663
#	Haleon PLC, ADR	223,373	1,807,088
	Halfords Group PLC	1,175,660	2,873,113
	Halma PLC	273,781	6,156,882
	Harbour Energy PLC	879,341	2,717,903
	Hargreaves Lansdown PLC	1,420,917	12,237,572
	Hargreaves Services PLC	27,668	143,666
	Harworth Group PLC	102,171	123,008
	Hays PLC	5,899,020	6,912,766
	Headlam Group PLC	227,984	501,956
	Helical PLC	1,484,079	3,466,446
*	Helios Towers PLC	1,159,305	855,102
	Henry Boot PLC	371,336	780,448
	Hikma Pharmaceuticals PLC	490,415	11,362,683
	Hill & Smith PLC	346,004	6,936,020
	Hilton Food Group PLC	121,430	965,566
	Hiscox Ltd.	1,233,986	14,090,038
*	Hochschild Mining PLC	1,777,338	2,024,760
	Hollywood Bowl Group PLC	437,539	1,329,577
*Ω	Hostelworld Group PLC	111,033	145,573
	Howden Joinery Group PLC	2,690,529	20,894,924
#	HSBC Holdings PLC, Sponsored ADR	3,009,227	109,325,217
Ω	HSS Hire Group PLC	141,629	18,857
	Hunting PLC	745,152	2,623,372
	I3 Energy PLC	351,667	52,412
Ω	Ibstock PLC	1,903,985	2,834,767
	IDOX PLC	117,152	88,238
	IG Group Holdings PLC	1,661,478	12,907,348
	IMI PLC	1,409,833	25,178,259
	Impax Asset Management Group PLC	158,576	744,093
#	Imperial Brands PLC, Sponsored ADR	4,673	101,170
	Imperial Brands PLC	1,978,889	42,158,571
	Inchcape PLC	2,043,784	16,569,920
*	Indivior PLC	601,171	11,526,090
	Informa PLC	1,610,812	13,956,835
	IntegraFin Holdings PLC	659,909	1,756,515
#	InterContinental Hotels Group PLC, ADR	77,060	5,558,345
	InterContinental Hotels Group PLC	121,988	8,644,412
	Intermediate Capital Group PLC	602,752	9,596,402
*	International Consolidated Airlines Group SA	937,841	1,647,678
*	International Distributions Services PLC	3,802,368	11,687,445
	International Personal Finance PLC	1,649,100	2,624,682
	Intertek Group PLC	431,245	20,084,629
	Investec PLC	2,383,254	13,269,771
	iomart Group PLC	66,766	121,782
	IP Group PLC	3,086,750	1,647,770
#*	IQE PLC	1,172,079	194,555
	ITV PLC	13,151,362	10,240,096

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	IWG PLC	3,670,921	$5,890,064
*	J D Wetherspoon PLC	446,391	3,431,024
	J Sainsbury PLC	6,019,456	18,833,776
*	James Fisher & Sons PLC	203,585	736,447
	James Halstead PLC	35,785	83,422
	JD Sports Fashion PLC	5,561,454	8,647,140
	JET2 PLC	172,775	2,111,443
*	John Wood Group PLC	2,975,868	5,153,537
	Johnson Matthey PLC	519,474	9,443,609
	Johnson Service Group PLC	606,349	944,461
	Jupiter Fund Management PLC	2,321,621	2,217,778
#*Ω,*Ω	Just Eat Takeaway.com NV	122,739	1,493,461
	Just Group PLC	5,477,279	5,038,672
	Kainos Group PLC	282,755	3,861,286
	Keller Group PLC	631,360	5,965,887
*	Kier Group PLC	1,644,147	2,015,631
*	Kin & Carta PLC	755,648	987,367
	Kingfisher PLC	6,889,929	17,593,541
	Kitwave Group PLC	42,864	130,400
	Knights Group Holdings PLC	28,593	30,124
	Lancashire Holdings Ltd.	984,550	6,798,203
	Learning Technologies Group PLC	31,398	23,610
	Legal & General Group PLC	8,081,964	20,823,198
*	Liberty Global PLC, Class A	115,018	1,789,680
#*	Liberty Global PLC, Class C	281,606	4,776,038
	Liontrust Asset Management PLC	126,271	861,242
	Lloyds Banking Group PLC	55,454,719	26,989,741
	Lloyds Banking Group PLC, ADR	1,274,179	2,433,682
	Lok’nStore Group PLC	4,163	34,822
	London Investment Group PLC	17,231	67,260
	London Stock Exchange Group PLC	154,583	15,596,693
	LSL Property Services PLC	100,122	287,442
Ω	Luceco PLC	232,913	317,307
	M&C Saatchi PLC	12,212	18,205
	M&G PLC	6,703,504	16,187,842
	Macfarlane Group PLC	236,408	289,442
	Man Group PLC	8,104,209	21,667,705
*	Marks & Spencer Group PLC	7,844,911	20,715,130
	Marshalls PLC	1,013,859	2,550,166
#*	Marston’s PLC	4,252,887	1,503,360
#*	McBride PLC	984,768	516,351
	Me Group International PLC	1,474,316	2,515,668
	Mears Group PLC	994,176	3,111,750
	Melrose Industries PLC	3,472,668	19,772,579
#*	Metro Bank Holdings PLC	28,970	15,130
	Midwich Group PLC	1,326	6,239
*	Mitchells & Butlers PLC	2,512,569	6,341,946
	Mitie Group PLC	4,828,854	5,795,833
	MJ Gleeson PLC	116,771	572,139
	Mobico Group PLC	2,810,921	2,141,421
	Mondi PLC	1,183,373	19,141,650
	Moneysupermarket.com Group PLC	2,547,002	8,037,535
*	Moonpig Group PLC	112,907	226,571
	Morgan Advanced Materials PLC	1,481,655	4,059,536
	Morgan Sindall Group PLC	245,095	5,613,132
*	Motorpoint group PLC	58,346	56,159
	MP Evans Group PLC	18,842	170,194
*	N Brown Group PLC	1,096,604	253,205
#*	Naked Wines PLC	84,053	45,296

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	National Grid PLC	659,338	$7,861,267
	National Grid PLC, Sponsored ADR	269,825	16,230,004
	NatWest Group PLC	5,828,952	12,682,727
#	NatWest Group PLC, Sponsored ADR	868,765	3,813,878
	NCC Group PLC	411,253	533,721
*Ω	Network International Holdings PLC	61,664	291,802
	Next 15 Group PLC	110,788	851,160
	Next PLC	204,305	17,129,419
	Ninety One PLC	1,547,850	2,977,753
	NIOX Group PLC	41,421	33,225
	Norcros PLC	91,482	158,446
*	Ocado Group PLC	436,803	2,478,907
*Ω	On the Beach Group PLC	163,157	188,801
	OSB Group PLC	1,429,103	5,217,719
	Oxford Instruments PLC	200,606	4,401,020
	Pagegroup PLC	2,044,920	9,371,215
	Pan African Resources PLC	4,728,029	930,583
*	Pantheon Resources PLC	83,985	28,118
	Paragon Banking Group PLC	1,363,899	7,356,911
	PayPoint PLC	324,619	2,105,574
	Pearson PLC	648,232	7,503,754
	Pearson PLC, Sponsored ADR	567,634	6,550,496
*	Pendragon PLC	5,629,890	2,202,828
	Pennon Group PLC	712,595	6,302,219
	Persimmon PLC	1,126,277	13,947,812
*	Petra Diamonds Ltd.	52,064	28,341
*	Petrofac Ltd.	1,201,961	687,493
	Pets at Home Group PLC	2,145,219	7,334,443
	Pharos Energy PLC	2,243,999	614,815
	Phoenix Group Holdings PLC	1,809,080	9,993,155
*	Phoenix Spree Deutschland Ltd.	26,200	49,737
*	Playtech PLC	814,303	3,888,564
	Plus500 Ltd.	376,130	6,452,354
	Polar Capital Holdings PLC	294,066	1,492,554
	Porvair PLC	11,959	78,551
	PPHE Hotel Group Ltd.	23,765	296,379
	Premier Foods PLC	5,685,260	8,091,145
#	Prudential PLC, ADR	341,975	7,167,796
	Prudential PLC	1,193,774	12,482,555
*	PureTech Health PLC	205,067	379,912
*	PureTech Health PLC, ADR	137	2,466
	PZ Cussons PLC	860,959	1,401,897
	QinetiQ Group PLC	2,708,570	10,919,187
Ω	Quilter PLC	4,442,540	4,323,078
*	Rank Group PLC	883,101	723,392
	Rathbones Group PLC	159,907	2,917,013
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,699,301	2,508,637
	Reckitt Benckiser Group PLC	320,091	21,416,304
	Record PLC	148,958	120,248
	Redde Northgate PLC	1,393,049	5,698,196
	Redrow PLC	1,277,802	7,572,261
#	RELX PLC, Sponsored ADR	388,885	13,552,640
	RELX PLC	1,034,035	36,100,065
	Renew Holdings PLC	105,992	921,369
*	Renewi PLC	521,554	3,725,880
	Renishaw PLC	77,252	2,902,502
	Rentokil Initial PLC	1,652,235	8,413,986
*	Restaurant Group PLC	3,626,836	2,996,899

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RHI Magnesita NV	169,915	$5,285,290
	Ricardo PLC	129,502	692,528
	Rightmove PLC	1,915,552	11,046,273
	Rio Tinto PLC	602,769	38,456,936
#	Rio Tinto PLC, Sponsored ADR	179,323	11,537,642
*	RM PLC	39,681	25,037
	Robert Walters PLC	185,077	849,994
*	Rockhopper Exploration PLC	104,390	16,252
*	Rolls-Royce Holdings PLC	8,420,271	22,164,033
	Rotork PLC	2,917,712	10,433,508
	RS Group PLC	1,090,551	8,999,688
	RWS Holdings PLC	320,893	811,649
	S&U PLC	5,453	141,163
*	S4 Capital PLC	442,489	341,911
Ω	Sabre Insurance Group PLC	293,337	524,092
*	Saga PLC	561,843	753,254
	Sage Group PLC.	761,302	8,993,875
*††	Savannah Energy PLC	547,478	174,676
	Savills PLC	746,485	7,151,205
	Schroders PLC	1,487,179	6,696,845
	ScS Group PLC	16,720	55,284
	Secure Trust Bank PLC	8,779	65,216
	Senior PLC	1,520,748	2,887,462
	Serco Group PLC	3,334,076	5,792,700
	Serica Energy PLC	343,590	973,222
	Severfield PLC	811,515	609,251
	Severn Trent PLC	453,940	14,665,936
	Shell PLC	1,472,115	47,441,592
	Shell PLC, ADR	4,623,215	301,156,225
*	SIG PLC	3,179,555	1,054,739
*	Sigmaroc PLC	58,938	34,848
	Sirius Real Estate Ltd.	3,023,160	2,937,452
	Smart Metering Systems PLC	150,823	1,173,973
#	Smith & Nephew PLC, Sponsored ADR	5,661	125,912
	Smith & Nephew PLC	529,669	5,927,589
	Smiths Group PLC	491,442	9,639,943
	Smiths News PLC	467,656	270,533
	Softcat PLC	570,660	8,791,062
*	SolGold PLC	1,067,511	124,025
	Spectris PLC	215,487	8,142,589
	Speedy Hire PLC	3,669,351	1,348,155
	Spirax-Sarco Engineering PLC	59,061	5,895,069
Ω	Spire Healthcare Group PLC	1,497,864	3,887,695
	Spirent Communications PLC	1,885,998	2,234,534
	SSE PLC	1,025,821	20,386,709
*	SSP Group PLC	2,406,917	5,267,738
	St. James’s Place PLC	552,912	4,310,380
*	Staffline Group PLC	42,895	13,489
	Standard Chartered PLC	4,191,082	32,134,410
	SThree PLC	497,318	2,123,104
#	Strix Group PLC	270,572	191,033
*††	Studio Retail Group PLC	86,255	0
	STV Group PLC	65,403	146,892
*	Superdry PLC	257,299	109,781
#*	Synthomer PLC	693,785	1,602,832
	Tate & Lyle PLC	1,423,508	10,922,856
	Taylor Wimpey PLC	12,937,610	17,474,087
	TBC Bank Group PLC	63,238	2,066,681
	TClarke PLC	77,535	114,006

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Team Internet Group PLC	284,126	$427,332
	Telecom Plus PLC	229,666	4,305,368
	Tesco PLC	9,714,835	31,879,791
#*	THG PLC	1,838,570	1,569,605
Ω	TI Fluid Systems PLC	704,939	1,060,219
	Topps Tiles PLC	992,450	570,961
	TP ICAP Group PLC	4,183,213	8,009,805
	Travis Perkins PLC	1,127,855	10,162,129
*	Tremor International Ltd.	4,362	7,330
#*	Tremor International Ltd., ADR	19,617	65,717
	Trifast PLC	129,353	105,386
	TT Electronics PLC	1,074,856	2,064,368
#*	Tullow Oil PLC	3,560,934	1,440,507
	Tyman PLC	420,346	1,242,484
#	Unilever PLC, Sponsored ADR	611,347	28,947,280
	Unilever PLC	1,049,964	49,682,087
	United Utilities Group PLC	877,267	11,346,185
	Vanquis Banking Group PLC	839,122	1,179,592
	Vertu Motors PLC	805,535	745,197
	Vesuvius PLC	1,111,803	5,455,506
*	Victoria PLC	3,486	13,645
	Victrex PLC	290,356	4,864,564
	Videndum PLC	80,402	302,789
	Virgin Money U.K. PLC	4,789,928	8,702,213
	Vistry Group PLC	1,299,696	11,202,489
	Vodafone Group PLC	41,628,460	38,320,561
	Volex PLC	162,610	559,139
	Volution Group PLC	405,026	1,786,702
	Vp PLC	17,348	105,353
*Ω	Watches of Switzerland Group PLC	748,280	4,568,679
	Watkin Jones PLC	462,728	199,575
	Weir Group PLC	311,598	6,472,066
	WH Smith PLC	460,093	6,498,489
	Whitbread PLC	431,536	17,497,975
	Wickes Group PLC	1,403,320	2,189,785
	Wilmington PLC	150,663	598,767
	Wincanton PLC	525,423	1,615,254
*	Wise PLC, Class A	247,547	2,011,997
#	WPP PLC, Sponsored ADR	50,979	2,193,626
	WPP PLC	540,335	4,652,942
*	Xaar PLC	225,293	462,753
	XPS Pensions Group PLC	25,993	67,346
	Young & Co.’s Brewery PLC, Class A	37,505	473,067
	Zotefoams PLC	16,965	58,983

TOTAL UNITED KINGDOM			3,434,350,748

UNITED STATES — (0.5%)
	ADTRAN Holdings, Inc.	173,129	1,145,345
#	CRH PLC	1,705,978	91,389,241
	Ferguson PLC	161,809	24,304,313
*	Newmont Corp., CDI	410,153	15,717,513
	Noble Corp. PLC	47,973	2,222,848

TOTAL UNITED STATES			134,779,260

TOTAL COMMON STOCKS			26,883,488,737

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	PREFERRED STOCKS — (0.5%)
	GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 10.623%	98,101	$8,341,490
Ω	Dr Ing hc F Porsche AG, 1.220%	73,796	6,467,852
	Draegerwerk AG & Co. KGaA, 0.401%	47,483	2,394,601
	Einhell Germany AG, 2.224%	1,482	208,548
	FUCHS SE, 2.791%	246,633	10,017,011
	Henkel AG & Co. KGaA, 2.718%	229,386	16,546,780
	Jungheinrich AG, 2.686%	324,759	8,718,155
	Porsche Automobil Holding SE, 6.071%	250,019	11,190,376
#	Sartorius AG, 0.610%	36,769	9,215,775
	Sixt SE, 11.166%	89,513	5,157,484
	STO SE & Co. KGaA, 4.105%	9,414	1,224,621
	Villeroy & Boch AG, 6.857%	61,622	1,153,996
	Volkswagen AG, 27.853%	405,827	43,038,223

	TOTAL GERMANY		123,674,912

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
*	AVJennings Ltd. Rights 11/01/2023	111,266	0
*	European Lithium Ltd. Warrants 03/31/2025	49,776	206
*	Highfield Resources Ltd. Warrants 06/19/2024	7,046	0

	TOTAL AUSTRALIA		206

	AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	202,486	0
*††	S Immo AG Rights	151,701	0
*	Strabag SE Rights	72,227	0

	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	20,401	0

	FINLAND — (0.0%)
*	Finnair Oyj Rights 11/17/2023	3,944,965	1,555,295

	ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	66,474	0

	NORWAY — (0.0%)
*	Atlantic Sapphire ASA Rights 11/03/2023	4,683	0

	SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	2,760,613	0

	SPAIN — (0.0%)
*	Vidrala SA Rights 11/08/2023	69,656	256,855

	TOTAL RIGHTS/WARRANTS		1,812,356

	TOTAL INVESTMENT SECURITIES (Cost $23,867,276,334)		27,008,976,005

			Value†
	SECURITIES LENDING COLLATERAL — (3.6%)
@§	The DFA Short Term Investment Fund	87,571,605	1,012,940,757

	TOTAL INVESTMENTS — (100.0%) (Cost $24,880,218,461)		$28,021,916,762

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2023, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	976	12/15/23	$218,737,430	$205,557,800	$(13,179,630)

Total Futures Contracts			$218,737,430	$205,557,800	$(13,179,630)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$89,158,794	$1,680,108,338	$261,902	$1,769,529,034
Austria	659,255	137,925,078	—	138,584,333
Belgium	6,259,001	306,801,110	—	313,060,111
Canada	2,894,290,846	8,447,751	—	2,902,738,597
Cayman Islands	—	37,677	—	37,677
China	11,179,099	949,494	—	12,128,593
Denmark	113,736,863	661,843,902	—	775,580,765
Finland	9,791,083	383,409,406	—	393,200,489
France	28,416,583	2,236,023,869	—	2,264,440,452
Germany	36,034,843	1,717,314,005	—	1,753,348,848
Hong Kong	401,795	546,426,590	141,918	546,970,303
Ireland	—	165,618,167	—	165,618,167
Israel	14,231,944	181,881,233	—	196,113,177
Italy	6,689,605	782,800,814	—	789,490,419
Japan	108,895,333	6,196,752,448	—	6,305,647,781
Netherlands	163,565,570	687,253,879	—	850,819,449
New Zealand	215,172	82,785,142	—	83,000,314
Norway	1,463,717	240,667,343	—	242,131,060
Portugal	303,204	84,521,799	—	84,825,003
Singapore	7,447	284,677,530	307,182	284,992,159
Spain	15,523,988	652,976,033	—	668,500,021
Sweden	244,838	693,542,782	—	693,787,620
Switzerland	212,078,595	1,867,735,762	—	2,079,814,357
United Kingdom	832,415,293	2,601,760,587	174,868	3,434,350,748
United States	107,106,754	27,672,506	—	134,779,260
Preferred Stocks Germany	—	123,674,912	—	123,674,912
Rights/Warrants Australia	—	206	—	206
Finland	—	1,555,295	—	1,555,295
Spain	—	256,855	—	256,855
Securities Lending Collateral	—	1,012,940,757	—	1,012,940,757
Futures Contracts**	(13,179,630)	—	—	(13,179,630)

TOTAL	$4,639,489,992	$23,368,361,270	$885,870^	$28,008,737,132

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (97.4%)
AUSTRALIA — (19.2%)
	360 Capital Group Ltd.	154,969	$49,758
	Abacus Group	4,391,569	2,674,360
*	Abacus Storage King	4,391,569	2,777,342
	Arena REIT	3,604,664	7,292,280
	Aspen Group Ltd.	1,500,978	1,561,609
#	Australian Unity Office Fund	317,893	203,672
	BWP Trust	4,773,694	9,872,083
	Carindale Property Trust	269,636	656,643
#	Centuria Capital Group	3,743,157	2,738,523
	Centuria Industrial REIT	5,350,813	9,684,100
	Centuria Office REIT	4,955,893	3,450,370
	Charter Hall Group	4,539,726	25,149,986
	Charter Hall Long Wale REIT	6,154,278	11,823,199
	Charter Hall Retail REIT	5,122,694	9,954,086
	Charter Hall Social Infrastructure REIT	3,421,884	5,185,240
	Cromwell Property Group	15,470,381	3,154,927
	Dexus	10,232,914	42,263,842
#	Dexus Convenience Retail REIT	574,259	805,283
#	Dexus Industria REIT	2,669,783	4,035,383
	Garda Property Group	280,209	170,678
	GDI Property Group Partnership	6,057,663	1,984,255
	Goodman Group	16,652,086	220,338,662
	GPT Group	18,275,188	42,175,999
	Growthpoint Properties Australia Ltd.	2,712,760	3,405,857
#	HealthCo REIT	101,723	88,854
#	HMC Capital Ltd.	279,175	758,407
	HomeCo Daily Needs REIT	10,774,348	7,347,406
	Hotel Property Investments Ltd.	2,314,465	3,759,531
	Ingenia Communities Group	3,622,416	9,016,127
	Mirvac Group	37,491,944	43,500,151
	National Storage REIT	12,005,874	15,307,294
	Region RE Ltd.	11,084,116	13,859,481
	Scentre Group	49,912,659	77,324,241
	Stockland	22,823,875	51,512,137
	Vicinity Ltd.	36,942,552	40,013,620
	Waypoint REIT Ltd.	6,714,140	9,067,697

TOTAL AUSTRALIA			682,963,083

BELGIUM — (3.5%)
	Aedifica SA	459,057	25,044,103
	Ascencio	29,026	1,313,916
	Care Property Invest NV	335,222	4,142,612
	Cofinimmo SA	334,049	20,772,985
	Home Invest Belgium SA	35,177	509,715
	Intervest Offices & Warehouses NV	306,622	6,510,449
	Montea NV	136,702	9,661,782
#	Nextensa SA	29,778	1,426,485
	Retail Estates NV	126,736	7,716,514
	Shurgard Self Storage Ltd.	2,533	94,797
	Warehouses De Pauw CVA	1,615,120	39,962,118
	Wereldhave Belgium Comm VA	42,827	1,935,443
	Xior Student Housing NV	203,341	5,850,733

TOTAL BELGIUM			124,941,652

CANADA — (4.8%)
	Allied Properties Real Estate Investment Trust	597,830	6,832,959

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Artis Real Estate Investment Trust	552,466	$2,454,077
	Automotive Properties Real Estate Investment Trust	211,020	1,504,949
#	Boardwalk Real Estate Investment Trust	214,120	9,999,215
	BSR Real Estate Investment Trust	179,135	1,889,874
#	BTB Real Estate Investment Trust	514,952	1,065,738
#	Canadian Apartment Properties REIT	810,188	23,848,476
#	Choice Properties Real Estate Investment Trust	1,559,617	13,540,864
#	Crombie Real Estate Investment Trust	477,669	4,195,427
	CT Real Estate Investment Trust	496,964	4,533,329
#	Dream Industrial Real Estate Investment Trust	1,236,991	10,445,404
#	Dream Office Real Estate Investment Trust	149,329	818,389
#	European Residential Real Estate Investment Trust	232,142	361,584
#	First Capital Real Estate Investment Trust	988,356	9,293,789
#	Granite Real Estate Investment Trust	299,686	13,647,140
#	H&R Real Estate Investment Trust	1,296,038	7,972,025
#	Inovalis Real Estate Investment Trust	281,154	429,815
	InterRent Real Estate Investment Trust	666,299	5,650,389
	Killam Apartment Real Estate Investment Trust	536,561	6,063,033
#Ω	Minto Apartment Real Estate Investment Trust	208,405	1,953,679
	Morguard North American Residential Real Estate Investment Trust	234,885	2,222,240
#	Morguard Real Estate Investment Trust	347,256	1,304,636
	Nexus Industrial REIT	193,495	906,953
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,111,741	3,214,769
	Plaza Retail REIT	575,511	1,456,674
	Primaris Real Estate Investment Trust	441,989	3,961,722
	PRO Real Estate Investment Trust	343,737	1,060,894
#	RioCan Real Estate Investment Trust	1,429,482	17,369,224
#	Slate Grocery REIT, Class U	270,638	1,922,325
#	Slate Office REIT	351,143	273,470
#	SmartCentres Real Estate Investment Trust	682,768	10,580,627
#	True North Commercial Real Estate Investment Trust	454,390	475,115

TOTAL CANADA			171,248,804

CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust, Class R	237,000	38,818
	Spring Real Estate Investment Trust	5,882,000	1,413,775
#	Yuexiu Real Estate Investment Trust	20,342,250	2,912,023

TOTAL CHINA			4,364,616

FRANCE — (5.7%)
	Altarea SCA	42,831	3,049,517
	ARGAN SA	75,804	5,186,354
	Carmila SA	530,551	7,434,291
	Covivio Hotels SACA	1,523	26,031
	Covivio SA	458,957	19,668,316
	Gecina SA	415,069	40,755,974
	ICADE	308,237	10,071,725
	Klepierre SA	1,926,549	46,783,891
	Mercialys SA	721,882	6,149,204
	Societe de la Tour Eiffel	50,085	678,843
#*	Unibail-Rodamco-Westfield, CDI	6,428,164	15,444,278
#*	Unibail-Rodamco-Westfield	920,694	45,619,640
	Vitura SA	18,365	270,253

TOTAL FRANCE			201,138,317

GERMANY — (0.2%)
	Hamborner REIT AG	922,767	6,105,168

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (3.8%)
	Champion REIT	23,744,012	$7,500,444
	Fortune Real Estate Investment Trust	15,664,000	8,763,847
	Link REIT	24,527,821	112,561,593
	Prosperity REIT	15,097,000	2,608,381
	Regal Real Estate Investment Trust	9,834,000	830,067
	Sunlight Real Estate Investment Trust	12,225,000	3,381,233

TOTAL HONG KONG			135,645,565

INDIA — (0.0%)
Ω	Brookfield India Real Estate Trust	34,844	101,815
	Embassy Office Parks REIT	33,135	124,129
Ω	Mindspace Business Parks REIT	33,727	125,381

TOTAL INDIA			351,325

IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	5,053,304	4,867,291

ITALY — (0.0%)
#	Immobiliare Grande Distribuzione SIIQ SpA	641,969	1,318,360

JAPAN — (25.7%)
	Activia Properties, Inc.	6,846	18,521,763
	Advance Logistics Investment Corp.	6,384	5,200,391
	Advance Residence Investment Corp.	12,919	28,088,528
	AEON REIT Investment Corp.	17,036	16,218,140
	Comforia Residential REIT, Inc.	6,711	14,242,483
	CRE Logistics REIT, Inc.	5,766	6,058,673
#	Daiwa House REIT Investment Corp.	21,472	38,000,017
	Daiwa Office Investment Corp.	2,829	12,375,352
#	Daiwa Securities Living Investments Corp.	18,648	13,788,499
	ESCON Japan Reit Investment Corp.	2,771	2,170,760
	Frontier Real Estate Investment Corp.	4,811	14,392,740
	Fukuoka REIT Corp.	6,478	6,974,613
#	Global One Real Estate Investment Corp.	10,069	7,638,109
	GLP J-Reit	45,767	40,991,534
	Hankyu Hanshin REIT, Inc.	6,253	5,874,851
	Health Care & Medical Investment Corp.	3,882	3,635,031
#	Heiwa Real Estate REIT, Inc.	9,858	9,215,420
#	Hoshino Resorts REIT, Inc.	2,391	9,407,193
	Hulic Reit, Inc.	12,811	13,068,404
	Ichigo Hotel REIT Investment Corp.	2,718	1,881,967
#	Ichigo Office REIT Investment Corp.	11,086	6,219,660
	Industrial & Infrastructure Fund Investment Corp.	20,288	18,234,836
	Invincible Investment Corp.	59,700	22,960,640
	Japan Excellent, Inc.	12,055	10,580,900
	Japan Hotel REIT Investment Corp.	43,288	19,680,167
	Japan Logistics Fund, Inc.	8,858	16,407,559
	Japan Metropolitan Fund Invest	69,267	44,701,234
	Japan Prime Realty Investment Corp.	8,443	19,775,995
#	Japan Real Estate Investment Corp.	12,424	46,146,730
#	Kenedix Office Investment Corp.	16,688	17,405,386
*	Kenedix Residential Next Investment Corp.	10,109	13,780,653
#*	Kenedix Retail REIT Corp.	5,925	10,126,385
	LaSalle Logiport REIT	18,516	18,159,044
	Marimo Regional Revitalization REIT, Inc.	2,244	1,882,823
#	Mirai Corp.	18,074	5,457,676
	Mitsubishi Estate Logistics REIT Investment Corp.	4,699	11,826,054
	Mitsui Fudosan Logistics Park, Inc.	5,601	16,933,112

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mori Hills REIT Investment Corp., Class C	15,422	$14,434,164
	Mori Trust Reit, Inc.	25,189	12,279,978
	Nippon Accommodations Fund, Inc.	4,991	20,107,729
	Nippon Building Fund, Inc.	15,036	60,413,649
	Nippon Prologis REIT, Inc.	22,394	39,847,331
	NIPPON REIT Investment Corp.	4,451	10,283,240
	Nomura Real Estate Master Fund, Inc.	41,738	46,056,135
#	NTT UD REIT Investment Corp.	13,955	11,504,004
	One REIT, Inc.	2,431	4,211,792
	Ooedo Onsen REIT Investment Corp.	2,723	1,172,830
#	Orix JREIT, Inc.	26,195	30,104,919
	Samty Residential Investment Corp.	4,018	3,000,013
	Sankei Real Estate, Inc.	4,534	2,746,706
#	Sekisui House Reit, Inc.	41,463	21,837,547
	SOSiLA Logistics REIT, Inc.	6,462	5,119,609
	Star Asia Investment Corp.	17,540	6,608,666
#	Starts Proceed Investment Corp.	2,597	3,567,521
	Takara Leben Real Estate Investment Corp.	6,901	4,519,210
	Tokyu REIT, Inc.	8,875	10,590,443
#	Tosei REIT Investment Corp.	3,330	3,001,048
	United Urban Investment Corp.	28,635	28,868,908
	XYMAX REIT Investment Corp.	2,721	2,101,427

TOTAL JAPAN			910,400,191

MALAYSIA — (0.6%)
	Al-’Aqar Healthcare REIT	191,600	50,294
#	Axis Real Estate Investment Trust	9,288,107	3,528,683
	Capitaland Malaysia Trust	12,746,369	1,457,885
#	IGB Real Estate Investment Trust	13,054,600	4,658,082
#	KLCCP Stapled Group	2,469,200	3,561,446
	Pavilion Real Estate Investment Trust	2,203,100	559,209
	Sunway Real Estate Investment Trust	15,440,400	4,829,331
#	YTL Hospitality REIT	5,352,300	1,123,765

TOTAL MALAYSIA			19,768,695

MEXICO — (3.0%)
	Asesor de Activos Prisma SAPI de CV	8,125,024	2,501,186
	Concentradora Fibra Danhos SA de CV	3,139,364	3,367,647
Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,139,070	2,456,489
Ω	FIBRA Macquarie Mexico.	12,529,336	19,278,040
	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,392,054	470,993
	Fibra Uno Administracion SA de CV	30,033,624	45,660,970
	Prologis Property Mexico SA de CV	4,418,903	15,865,305
	TF Administradora Industrial S de Real de CV	9,547,097	15,483,783

TOTAL MEXICO			105,084,413

NETHERLANDS — (0.7%)
	Eurocommercial Properties NV	523,022	11,228,422
	NSI NV	229,482	4,145,186
	Vastned Retail NV	163,044	3,266,833
	Wereldhave NV	370,009	5,579,535

TOTAL NETHERLANDS			24,219,976

NEW ZEALAND — (1.4%)
	Argosy Property Ltd.	9,759,529	6,032,444
	Goodman Property Trust	11,814,930	13,838,071
#	Kiwi Property Group Ltd.	18,071,241	8,162,909

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Precinct Properties New Zealand Ltd.	13,862,230	$8,973,424
#	Property for Industry Ltd.	3,283,325	4,035,993
#	Stride Property Group	4,287,203	3,402,909
#	Vital Healthcare Property Trust	5,293,525	6,167,989

TOTAL NEW ZEALAND			50,613,739

PHILIPPINES — (0.0%)
	AREIT, Inc.	28,000	16,177

SAUDI ARABIA — (0.0%)
	Al Rajhi REIT	139,802	308,531
	Derayah REIT	42,294	89,050
	Jadwa REIT Saudi Fund	41,476	142,591
	Musharaka Real Estate Income Fund	42,279	62,687
	Riyad REIT Fund	53,786	116,698

TOTAL SAUDI ARABIA			719,557

SINGAPORE — (11.2%)
	AIMS APAC REIT	6,642,454	5,821,107
	ARA U.S. Hospitality Trust	143,100	35,097
	CapitaLand Ascendas REIT	34,533,080	65,614,365
	CapitaLand Ascott Trust	21,172,821	13,921,236
	CapitaLand China Trust	12,292,900	7,091,903
	CapitaLand Integrated Commercial Trust	52,886,611	67,970,893
	CDL Hospitality Trusts	10,114,080	7,151,142
#	EC World Real Estate Investment Trust	2,427,600	496,460
	ESR-LOGOS REIT	65,189,732	13,075,799
	Far East Hospitality Trust	10,508,421	4,537,460
#	First Real Estate Investment Trust	16,798,903	2,881,488
	Frasers Centrepoint Trust	10,195,058	15,422,621
	Frasers Logistics & Commercial Trust	29,728,732	22,582,155
#	IREIT Global	2,638,234	635,841
	Keppel DC REIT	13,494,483	16,653,531
#	Keppel Pacific Oak U.S. REIT	8,173,900	1,503,197
	Keppel REIT	20,027,226	11,629,044
#	Lendlease Global Commercial REIT	15,996,256	5,957,923
	Lippo Malls Indonesia Retail Trust	55,201,179	768,257
	Manulife U.S. Real Estate Investment Trust	17,749,186	887,921
	Mapletree Industrial Trust	20,652,558	32,463,788
	Mapletree Logistics Trust	33,855,047	36,355,199
#	Mapletree Pan Asia Commercial Trust	23,384,506	22,727,523
	OUE Commercial Real Estate Investment Trust	14,909,654	2,560,346
	Paragon REIT	42,100	24,434
	Parkway Life Real Estate Investment Trust	4,124,500	10,118,480
	Prime U.S. REIT	3,640,000	338,928
#	Sabana Industrial Real Estate Investment Trust	7,626,097	2,147,260
#	Sasseur Real Estate Investment Trust	4,134,800	1,887,877
#	Starhill Global REIT	21,676,600	7,051,992
#	Suntec Real Estate Investment Trust	23,366,100	18,777,204

TOTAL SINGAPORE			399,090,471

SOUTH AFRICA — (1.7%)
	Attacq Ltd.	4,774,342	2,067,799
	Burstone Group Limited	5,018,951	1,994,682
	Equites Property Fund Ltd.	6,819,688	4,194,303
	Fairvest Ltd., Class B	5,993,537	1,007,075
	Growthpoint Properties Ltd.	31,750,996	16,504,661
#	Hyprop Investments Ltd.	3,596,722	5,482,649

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»
SOUTH AFRICA — (Continued)
Octodec Investments Ltd.	456,880	$217,196
Redefine Properties Ltd.	63,771,250	11,992,119
Resilient REIT Ltd.	3,386,935	6,754,556
SA Corporate Real Estate Ltd.	25,719,794	2,639,495
Stor-Age Property REIT Ltd.	18,514	11,931
Vukile Property Fund Ltd.	8,523,155	5,686,873

TOTAL SOUTH AFRICA		58,553,339

SOUTH KOREA — (0.3%)
E KOCREF CR-REIT Co. Ltd.	314,052	1,144,518
IGIS Residence REIT Co. Ltd.	9,848	25,695
IGIS Value Plus REIT Co. Ltd.	240,508	732,423
JR Global Reit	1,131,914	3,301,462
Koramco Life Infra Reit	612,584	2,417,998
Miraeasset Maps Reit1 Co. Ltd.	9,562	21,248
Shinhan Alpha REIT Co. Ltd.	581,040	2,638,768
SK REITs Co. Ltd.	9,268	25,828

TOTAL SOUTH KOREA		10,307,940

SPAIN — (1.3%)
Inmobiliaria Colonial Socimi SA	2,772,114	15,552,320
Lar Espana Real Estate Socimi SA	781,540	4,537,256
Merlin Properties Socimi SA	3,223,898	26,880,164

TOTAL SPAIN		46,969,740

TAIWAN — (0.4%)
Cathay No. 1 REIT	10,846,000	5,909,135
Cathay No. 2 REIT	4,142,000	2,151,904
Fubon No. 1 REIT	1,308,000	590,242
Fubon No. 2 REIT	4,032,000	1,675,049
Shin Kong No. 1 REIT	4,876,000	3,241,319

TOTAL TAIWAN		13,567,649

THAILAND — (0.0%)
Frasers Property Thailand Industrial Freehold & Leasehold REIT	374,400	100,000
IMPACT Growth Real Estate Investment Trust	168,600	58,635
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	525,300	132,266

TOTAL THAILAND		290,901

TURKEY — (0.5%)
* Akfen Gayrimenkul Yatirim Ortakligi AS	5,832,376	895,881
* AKIS Gayrimenkul Yatirimi AS	3,915,161	1,570,470
Alarko Gayrimenkul Yatirim Ortakligi AS	557,967	764,446
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	13,891,893	3,217,411
Halk Gayrimenkul Yatirim Ortakligi AS	2,261,123	334,978
* Is Gayrimenkul Yatirim Ortakligi AS	3,295,032	2,519,902
* Kiler Gayrimenkul Yatirim Ortakligi AS	2,085,111	259,135
Kuyumcukent Gayrimenkul Yatirimlari AS	52,498	98,253
* Nurol Gayrimenkul Yatirim Ortakligi AS	587,390	141,476
* Ozak Gayrimenkul Yatirim Ortakligi	3,446,128	1,065,573
Panora Gayrimenkul Yatirim Ortakligi	592,766	763,926
* Reysas Gayrimenkul Yatirim Ortakligi AS	582,229	466,346
* Servet Gayrimenkul Yatirim Ortakligi AS	41,848	517,317
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,363,217	1,613,890
#* Vakif Gayrimenkul Yatirim Ortakligi AS	9,917,041	711,279

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Yeni Gimat Gayrimenkul Ortakligi AS	557,027	$730,733

TOTAL TURKEY			15,671,016

UNITED KINGDOM — (13.2%)
	ABRDN PROPERTY INCOME TRUST Ltd.	4,346,219	2,464,855
	Assura PLC	31,411,820	15,646,522
	Balanced Commercial Property Trust Ltd.	1,575,757	1,211,510
	Big Yellow Group PLC	1,804,080	20,981,600
	British Land Co. PLC	8,612,052	31,221,063
	Capital & Regional PLC	5,467	3,543
	CLS Holdings PLC	803,680	848,985
	Custodian Property Income Reit PLC	2,982,688	2,982,438
	Derwent London PLC	968,337	21,520,303
	Ediston Property Investment Co. PLC	955,660	804,604
	Empiric Student Property PLC	6,460,849	6,639,477
	Great Portland Estates PLC	2,354,717	11,179,185
#	Hammerson PLC	46,480,986	12,471,955
	Helical PLC	4,503	10,518
	Impact Healthcare Reit PLC	1,797,608	1,812,880
*††	Intu Properties PLC	13,154,605	0
	Land Securities Group PLC	6,916,338	47,941,990
	LondonMetric Property PLC	10,298,484	20,752,958
	LXI REIT PLC	15,956,334	16,676,224
	NewRiver REIT PLC	4,285,430	4,072,826
	Palace Capital PLC	27,775	75,662
	Picton Property Income Ltd.	784,464	620,726
	Primary Health Properties PLC	13,724,042	14,995,125
#	PRS REIT PLC	1,695,076	1,487,814
#Ω	Regional REIT Ltd.	4,933,385	1,690,321
Ω	Residential Secure Income PLC	132,270	86,217
	Safestore Holdings PLC	2,274,532	18,927,504
	Schroder Real Estate Investment Trust Ltd.	5,533,061	2,727,528
	Segro PLC	11,639,873	101,175,392
#	Shaftesbury Capital PLC	15,223,250	19,298,426
	Target Healthcare REIT PLC	4,961,665	4,353,630
	Town Centre Securities PLC	263	384
Ω	Triple Point Social Housing Reit PLC	365,373	241,188
	Tritax Big Box REIT PLC	19,322,752	32,170,791
	U.K. Commercial Property REIT Ltd.	2,410,480	1,546,234
	UNITE Group PLC	3,552,659	37,596,067
	Urban Logistics REIT PLC	1,180,077	1,496,443
	Warehouse Reit PLC	330,852	291,967
	Workspace Group PLC	1,701,306	9,999,290

TOTAL UNITED KINGDOM			468,024,145

TOTAL COMMON STOCKS Cost ($4,290,932,722)			3,456,242,130

			Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	8,122,173	93,949,172

TOTAL INVESTMENTS — (100.0%) (Cost $4,384,882,641).			$3,550,191,302

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

As of October 31, 2023, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index.	128	12/15/23	$27,954,649	$26,958,400	$(996,249)

Total Futures Contracts.			$27,954,649	$26,958,400	$(996,249)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,878,032	$680,085,051	—	$682,963,083
Belgium	—	124,941,652	—	124,941,652
Canada	171,248,804	—	—	171,248,804
China	—	4,364,616	—	4,364,616
France	—	201,138,317	—	201,138,317
Germany	—	6,105,168	—	6,105,168
Hong Kong	—	135,645,565	—	135,645,565
India	—	351,325	—	351,325
Ireland	—	4,867,291	—	4,867,291
Italy	—	1,318,360	—	1,318,360
Japan	—	910,400,191	—	910,400,191
Malaysia	—	19,768,695	—	19,768,695
Mexico	105,084,413	—	—	105,084,413
Netherlands	—	24,219,976	—	24,219,976
New Zealand	—	50,613,739	—	50,613,739
Philippines	—	16,177	—	16,177
Saudi Arabia	—	719,557	—	719,557
Singapore	—	399,090,471	—	399,090,471
South Africa	—	58,553,339	—	58,553,339
South Korea	—	10,307,940	—	10,307,940
Spain	—	46,969,740	—	46,969,740
Taiwan	—	13,567,649	—	13,567,649
Thailand	—	290,901	—	290,901
Turkey	—	15,671,016	—	15,671,016
United Kingdom	—	468,024,145	—	468,024,145
Securities Lending Collateral	—	93,949,172	—	93,949,172
Futures Contracts**	(996,249)	—	—	(996,249)

TOTAL	$278,215,000	$3,270,980,053	—	$3,549,195,053

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (65.7%)
UNITED STATES — (65.7%)
	Acadia Realty Trust	430,306	$6,161,982
	Agree Realty Corp.	404,393	22,621,744
	Alexander’s, Inc.	10,106	1,899,827
#	Alexandria Real Estate Equities, Inc.	742,599	69,158,245
	Alpine Income Property Trust, Inc.	34,758	535,273
	American Assets Trust, Inc.	269,915	4,790,991
	American Homes 4 Rent, Class A	1,476,256	48,332,621
	American Tower Corp.	2,050,133	365,313,199
	Americold Realty Trust, Inc.	1,163,880	30,516,934
	Apartment Income REIT Corp.	736,288	21,506,972
*	Apartment Investment & Management Co., Class A	691,791	4,053,895
#	Apple Hospitality REIT, Inc.	1,000,627	15,689,831
#*	Ashford Hospitality Trust, Inc.	100,055	211,116
#	AvalonBay Communities, Inc.	631,701	104,698,124
*	Bluerock Homes Trust, Inc.	14,660	200,554
#	Boston Properties, Inc.	675,717	36,198,160
	Braemar Hotels & Resorts, Inc.	232,123	608,162
	Brandywine Realty Trust	832,615	3,113,980
	Brixmor Property Group, Inc.	1,383,499	28,762,944
	Broadstone Net Lease, Inc.	614,009	8,688,227
#	BRT Apartments Corp.	35,201	571,312
	Camden Property Trust	483,176	41,011,979
	CareTrust REIT, Inc.	458,689	9,870,987
	CBL & Associates Properties, Inc.	9,627	199,568
	Centerspace	71,229	3,460,305
	Chatham Lodging Trust	220,541	2,040,004
	City Office REIT, Inc.	200,461	763,756
	Clipper Realty, Inc.	18,587	88,288
	Community Healthcare Trust, Inc.	111,295	3,190,828
	COPT Defense Properties	518,412	11,819,794
	Cousins Properties, Inc.	677,333	12,103,941
	Creative Media & Community Trust Corp.	2,013	8,052
	Crown Castle, Inc.	1,930,586	179,505,886
#	CTO Realty Growth, Inc.	96,992	1,570,300
	CubeSmart	1,019,361	34,750,017
	DiamondRock Hospitality Co.	956,722	7,395,461
#	Digital Realty Trust, Inc.	1,309,024	162,790,225
	Diversified Healthcare Trust	1,078,686	2,232,880
#	Douglas Emmett, Inc.	880,126	9,866,212
#	Easterly Government Properties, Inc.	430,653	4,633,826
	EastGroup Properties, Inc.	196,141	32,020,018
	Elme Communities	404,874	5,166,192
	Empire State Realty Trust, Inc., Class A	624,448	5,051,784
	EPR Properties	345,156	14,738,161
	Equinix, Inc.	412,526	300,995,471
	Equity Commonwealth	505,865	9,581,083
	Equity LifeStyle Properties, Inc.	795,076	52,316,001
	Equity Residential	1,609,516	89,054,520
#	Essential Properties Realty Trust, Inc.	696,726	15,293,136
	Essex Property Trust, Inc.	289,109	61,846,197
	Extra Space Storage, Inc.	941,132	97,491,886
	Federal Realty Investment Trust	350,832	31,992,370
	First Industrial Realty Trust, Inc.	591,434	25,017,658
	Four Corners Property Trust, Inc.	402,836	8,580,407
	Franklin Street Properties Corp., Class C	446,207	776,400
#	Gaming & Leisure Properties, Inc.	1,192,243	54,115,910
	Getty Realty Corp.	211,694	5,635,294

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
UNITED STATES — (Continued)
#	Gladstone Commercial Corp.	170,786	$2,040,893
	Global Medical REIT, Inc.	282,106	2,443,038
#	Global Net Lease, Inc.	835,622	6,634,835
	Healthcare Realty Trust, Inc., Class A	1,825,534	26,196,413
	Healthpeak Properties, Inc.	2,496,282	38,817,185
	Hersha Hospitality Trust, Class A	183,034	1,815,697
	Highwoods Properties, Inc.	486,325	8,700,354
#	Host Hotels & Resorts, Inc.	3,226,659	49,948,681
#	Hudson Pacific Properties, Inc.	663,921	2,961,088
	Independence Realty Trust, Inc.	1,023,806	12,684,956
	Industrial Logistics Properties Trust	299,759	749,398
#	Innovative Industrial Properties, Inc.	53,080	3,812,736
	InvenTrust Properties Corp.	137,280	3,445,728
	Invitation Homes, Inc.	2,774,819	82,384,376
#	Iron Mountain, Inc.	1,322,958	78,147,129
#	JBG SMITH Properties	518,469	6,672,696
	Kilroy Realty Corp.	508,614	14,536,188
	Kimco Realty Corp.	2,824,542	50,672,284
	Kite Realty Group Trust	1,036,243	22,092,701
#	Lamar Advertising Co., Class A	400,969	32,987,720
	LTC Properties, Inc.	190,899	6,034,317
	LXP Industrial Trust	1,322,329	10,459,622
#	Macerich Co.	992,345	9,645,593
#	Medical Properties Trust, Inc.	2,824,625	13,501,708
	Mid-America Apartment Communities, Inc.	528,827	62,480,910
	National Health Investors, Inc.	197,591	9,887,454
	National Storage Affiliates Trust	399,905	11,405,291
#	NETSTREIT Corp.	297,948	4,245,759
	NexPoint Residential Trust, Inc.	108,424	2,926,364
	NNN REIT, Inc.	849,095	30,847,621
#	Office Properties Income Trust	231,988	1,041,626
#	Omega Healthcare Investors, Inc.	1,120,816	37,099,010
	One Liberty Properties, Inc.	76,170	1,401,528
	Orion Office REIT, Inc.	284,974	1,362,176
	Outfront Media, Inc.	672,220	6,560,867
#	Paramount Group, Inc.	860,541	3,683,115
#	Park Hotels & Resorts, Inc.	1,012,646	11,675,808
#	Pebblebrook Hotel Trust	588,135	7,016,451
#	Phillips Edison & Co., Inc.	185,464	6,548,734
	Physicians Realty Trust	1,082,933	11,760,652
#	Piedmont Office Realty Trust, Inc., Class A	649,789	3,385,401
	Plymouth Industrial REIT, Inc.	123,280	2,458,203
	Postal Realty Trust, Inc., Class A	54,323	719,237
	Prologis, Inc.	4,099,876	413,062,507
#	Public Storage	704,072	168,069,027
#	Realty Income Corp.	2,801,008	132,711,759
	Regency Centers Corp.	735,985	44,350,456
	Retail Opportunity Investments Corp.	581,435	6,826,047
	Rexford Industrial Realty, Inc.	928,036	40,128,277
	RLJ Lodging Trust	734,662	6,905,823
	RPT Realty	393,781	4,248,897
	Ryman Hospitality Properties, Inc.	245,283	20,996,225
	Sabra Health Care REIT, Inc.	1,065,933	14,539,326
	Saul Centers, Inc.	60,810	2,114,364
	SBA Communications Corp.	484,466	101,074,142
	Service Properties Trust	764,734	5,544,322
	Simon Property Group, Inc.	1,462,643	160,729,839
	SITE Centers Corp.	878,218	10,240,022
#	SL Green Realty Corp.	299,429	8,770,275

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value†
UNITED STATES — (Continued)
*††	Spirit MTA REIT Escrow	183,367	$0
	Spirit Realty Capital, Inc.	628,364	22,614,820
#	STAG Industrial, Inc.	774,692	25,735,268
	Summit Hotel Properties, Inc.	495,000	2,791,800
#	Sun Communities, Inc.	560,595	62,360,588
	Sunstone Hotel Investors, Inc.	958,835	8,917,166
#	Tanger Factory Outlet Centers, Inc.	480,198	10,828,465
	Terreno Realty Corp.	372,611	19,852,714
	UDR, Inc.	1,474,492	46,903,591
	UMH Properties, Inc.	259,255	3,580,312
	Uniti Group, Inc.	1,132,202	5,208,129
	Universal Health Realty Income Trust	59,797	2,298,597
	Urban Edge Properties	542,327	8,601,306
#	Ventas, Inc.	1,821,522	77,341,824
	Veris Residential, Inc.	388,320	5,199,605
	VICI Properties, Inc.	4,492,485	125,340,332
#	Vornado Realty Trust	846,716	16,256,947
#	Welltower, Inc.	2,217,008	185,364,039
	Whitestone REIT	214,745	2,136,713
	WP Carey, Inc.	964,683	51,755,243
	Xenia Hotels & Resorts, Inc.	546,376	6,354,353

TOTAL UNITED STATES			4,604,253,553

AFFILIATED INVESTMENT COMPANIES — (29.4%)
UNITED STATES — (29.4%)
	Investment in DFA International Real Estate Securities Portfolio Portfolio of DFA Investment Dimensions Group, Inc.	631,843,335	2,059,809,271

TOTAL INVESTMENT SECURITIES (Cost $7,675,520,500)			6,664,062,824

SECURITIES LENDING COLLATERAL — (4.9%)
@§	The DFA Short Term Investment Fund	29,389,659	339,950,185

TOTAL INVESTMENTS — (100.0%) (Cost $8,015,475,132)			$7,004,013,009

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$4,604,253,553	—	—	$4,604,253,553
Affiliated Investment Company	2,059,809,271	—	—	2,059,809,271
Securities Lending Collateral	—	$339,950,185	—	339,950,185

TOTAL	$6,664,062,824	$339,950,185	—	$7,004,013,009

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (98.2%)
AUSTRALIA — (5.3%)
#	29Metals Ltd.	44,185	$17,408
	A2B Australia Ltd.	24,144	23,474
	Accent Group Ltd.	1,315,921	1,571,735
#	Acrow Formwork & Construction Services Ltd.	3,551	1,970
#	Adairs Ltd.	655,883	519,934
*	Adbri Ltd.	3,237,062	4,066,685
*	Ainsworth Game Technology Ltd.	814,002	538,035
*	Alkane Resources Ltd.	2,077,778	775,356
*	Alliance Aviation Services Ltd.	257,340	491,580
*	Alumina Ltd.	1,594,578	792,403
	AMP Ltd.	3,401,174	2,266,173
	Ansell Ltd.	1,026,122	13,863,734
*	Appen Ltd.	439,151	252,616
#	ARN Media Ltd.	1,670,899	837,862
*	Aurelia Metals Ltd.	1,072,452	64,370
	Austal Ltd.	4,556,194	4,919,842
	Austin Engineering Ltd.	656,808	108,554
*	Australian Agricultural Co. Ltd.	2,862,160	2,262,629
#	Australian Vintage Ltd.	612,478	153,941
	Auswide Bank Ltd.	15,210	49,686
#	AVJennings Ltd.	1,741,632	265,842
#	Bank of Queensland Ltd.	1,848,607	6,007,318
	Bapcor Ltd.	955,407	3,252,063
	Base Resources Ltd.	1,700,058	145,696
*	BCI Minerals Ltd.	917,845	163,310
	Beach Energy Ltd.	26,215,444	25,820,953
	Bega Cheese Ltd.	2,266,484	4,015,876
#	Bell Financial Group Ltd.	49,868	30,981
	Bendigo & Adelaide Bank Ltd.	79,928	442,833
*	Boral Ltd.	108,302	310,478
#	Bravura Solutions Ltd.	3,268,670	1,434,873
#	Brickworks Ltd.	928,664	14,474,136
*††	BWX Ltd.	1,263,882	60,131
	Calima Energy Ltd.	1,329,878	74,259
	Capral Ltd.	28,874	152,747
*††	CDS Technologies Ltd.	15,209	0
#	Cedar Woods Properties Ltd.	973,376	2,736,856
	Challenger Ltd.	927,201	3,457,217
#*	Cooper Energy Ltd.	39,510,168	2,411,463
	Costa Group Holdings Ltd.	3,465,183	6,834,712
#	Credit Corp. Group Ltd.	138,467	1,068,285
	CSR Ltd.	1,701,157	6,078,558
	Domain Holdings Australia Ltd.	214,028	463,935
	Downer EDI Ltd.	10,172,312	24,464,960
	Elanor Investor Group	68,066	51,619
#	Elders Ltd.	870,386	3,284,401
#	Emeco Holdings Ltd.	2,558,308	933,686
	Enero Group Ltd.	24,327	23,430
	EQT Holdings Ltd.	35,784	568,742
	Estia Health Ltd.	3,129,699	6,067,725
	EVT Ltd.	563,088	3,733,659
	Fenix Resources Ltd.	218,733	32,062
*	Finbar Group Ltd.	11,796	4,874
*	FleetPartners Group Ltd.	4,127,735	6,520,020
#	Fleetwood Ltd.	1,311,038	1,381,247
	G8 Education Ltd.	11,841,019	7,155,680
	GrainCorp Ltd., Class A	4,737,378	20,937,530

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Grange Resources Ltd.	8,293,728	$2,194,168
	GTN Ltd.	74,832	15,897
#	GUD Holdings Ltd.	705,550	4,797,951
	GWA Group Ltd.	1,585,182	1,727,049
#	Harvey Norman Holdings Ltd.	1,935,746	4,524,743
	Healius Ltd.	8,728,283	10,058,800
	Helia Group Ltd.	6,335,205	14,569,356
	Horizon Oil Ltd.	118,216	11,685
#	Humm Group Ltd.	4,140,104	1,079,877
	Iluka Resources Ltd.	439,182	2,028,035
	Imdex Ltd.	147,681	154,904
#	Insignia Financial Ltd.	8,630,368	11,350,678
	IVE Group Ltd.	1,256,642	1,478,492
	Jupiter Mines Ltd.	1,747,299	210,789
*	Karoon Energy Ltd.	1,103,688	1,777,276
	Kelsian Group Ltd.	185,568	713,658
*††	Lednium Technology Pty. Ltd.	438,495	0
	Lendlease Corp. Ltd.	319,843	1,266,735
	Link Administration Holdings Ltd.	1,878,020	1,425,592
#	Maas Group Holdings Ltd.	6,892	15,026
#	Macmahon Holdings Ltd.	8,186,613	806,859
	Magellan Financial Group Ltd.	790,749	3,281,515
	McPherson’s Ltd.	1,678,526	419,377
#*	Metals X Ltd.	255,210	45,476
#	Michael Hill International Ltd.	416,865	217,161
*	MMA Offshore Ltd.	1,785,283	1,436,768
	Monadelphous Group Ltd.	139,856	1,252,908
	Monash IVF Group Ltd.	5,019,180	4,147,787
*	Mount Gibson Iron Ltd.	8,754,880	2,760,373
#	Myer Holdings Ltd.	10,861,154	3,459,554
	MyState Ltd.	1,409,110	2,605,824
#	Navigator Global Investments Ltd.	1,047,122	783,419
	New Hope Corp. Ltd.	2,360,241	8,685,896
	Nickel Industries Ltd.	13,121,993	6,247,238
	Nine Entertainment Co. Holdings Ltd.	6,092,364	7,179,173
	NRW Holdings Ltd.	7,050,496	11,261,762
	Nufarm Ltd.	5,503,877	15,208,336
*	Nuix Ltd.	14,040	12,526
#	OM Holdings Ltd.	97,211	28,620
#*	Omni Bridgeway Ltd.	162,097	156,554
	oOh!media Ltd.	4,023,833	3,338,474
#	Pacific Current Group Ltd.	70,198	404,862
#*	Pact Group Holdings Ltd.	917,497	405,111
	Peet Ltd.	3,093,792	2,316,549
#	PeopleIN Ltd.	23,337	22,326
*	Perenti Ltd.	9,364,175	6,331,841
	Perpetual Ltd.	212,951	2,603,421
	Perseus Mining Ltd.	17,749,871	18,965,010
#	Peter Warren Automotive Holdings Ltd.	196,341	298,030
*	PEXA Group Ltd.	564,340	3,914,230
	Premier Investments Ltd.	363,127	5,265,445
	Propel Funeral Partners Ltd.	129,988	368,652
#	Ramelius Resources Ltd.	9,632,274	10,004,289
*	Regis Resources Ltd.	10,802,948	11,694,771
	Reject Shop Ltd.	261,497	862,431
	Reliance Worldwide Corp. Ltd.	4,947,454	11,027,676
#*	Resolute Mining Ltd.	33,394,859	7,542,530
*	Retail Food Group Ltd.	440,548	13,449
	Ridley Corp. Ltd.	5,068,027	7,121,141

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Sandfire Resources Ltd.	7,557,868	$28,668,879
#	Select Harvests Ltd.	841,326	2,069,465
#	Servcorp Ltd.	409,955	780,731
#	Service Stream Ltd.	5,854,975	3,270,966
*	Seven West Media Ltd.	223,409	37,669
	SG Fleet Group Ltd.	49,174	79,135
	Shaver Shop Group Ltd.	1,100,901	716,163
	Sigma Healthcare Ltd.	8,420,215	3,453,998
*	Silver Lake Resources Ltd.	15,014,709	9,875,979
	Sims Ltd.	2,937,428	23,415,340
#	Solvar Ltd.	2,697,385	1,909,697
	Southern Cross Electrical Engineering Ltd.	209,262	105,586
#	Southern Cross Media Group Ltd.	1,027,488	590,655
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	527,205	207,920
*	Star Entertainment Group Ltd.	14,422,910	4,872,300
*	Sunland Group Ltd.	1,837,244	85,078
	Super Retail Group Ltd.	1,689,243	14,213,810
*	Superloop Ltd.	2,514,462	972,662
	Tabcorp Holdings Ltd.	24,148,613	11,915,628
††	Ten Sixty Four Ltd.	500,279	66,644
*††	Virgin Australia Holdings Pty. Ltd.	39,419,376	0
Ω	Viva Energy Group Ltd.	1,513,967	2,726,230
*	West African Resources Ltd.	3,411,784	1,585,244
*	Westgold Resources Ltd.	5,363,913	7,020,801

TOTAL AUSTRALIA			528,978,799

AUSTRIA — (0.7%)
	Agrana Beteiligungs AG	362,161	5,765,948
Ω	BAWAG Group AG	282,542	12,584,530
	EVN AG	74,215	2,016,379
	Oberbank AG	22,346	1,503,861
	POLYTEC Holding AG	36,601	154,937
	Porr Ag	56,461	676,408
*	Raiffeisen Bank International AG	386,477	5,599,182
	Semperit AG Holding	37,112	601,475
	Strabag SE	1,104	43,649
	Strabag SE	718	28,299
	UNIQA Insurance Group AG	177,080	1,429,807
	Vienna Insurance Group AG Wiener Versicherung Gruppe	414,248	11,121,931
	voestalpine AG	982,535	24,534,878
	Wienerberger AG	14,584	353,326
	Zumtobel Group AG	168,909	1,030,010

TOTAL AUSTRIA			67,444,620

BELGIUM — (1.6%)
	Ackermans & van Haaren NV	287,147	42,627,821
	Ageas SA	19,976	767,335
*	AGFA-Gevaert NV	1,378,084	2,223,466
	Bekaert SA	848,770	34,367,043
#	bpost SA	322,760	1,750,151
	Cie d’Entreprises CFE	51,813	363,659
	Deceuninck NV	1,437,365	3,440,324
	Deme Group NV	28,122	2,601,988
	Econocom Group SA	8,400	20,609
	Euronav NV	2,281,463	40,839,079
*	Galapagos NV	175,452	5,837,508
#*	Galapagos NV, Sponsored ADR	20,664	691,004

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Gimv NV	185,832	$7,185,990
	Greenyard NV	72,342	415,336
#	Immobel SA	17,765	493,909
*	Ontex Group NV	41,216	301,575
	Proximus SADP	850,432	7,048,821
	Recticel SA	551,953	4,965,181
	Roularta Media Group NV	8,595	108,250
	Sipef NV	89,430	4,961,288
	Tessenderlo Group SA	103,813	3,022,247
	VGP NV	5,771	469,799
	Viohalco SA	35,319	181,651

TOTAL BELGIUM			164,684,034

CANADA — (12.6%)
*	5N Plus, Inc.	82,440	196,180
	Acadian Timber Corp.	111,077	1,243,133
	ADENTRA, Inc.	21,838	399,989
*	Advantage Energy Ltd.	2,948,958	21,414,103
	Aecon Group, Inc.	1,119,494	8,234,245
	AGF Management Ltd., Class B	1,020,332	4,797,234
	Agnico Eagle Mines Ltd.	237,915	11,158,451
#*	Aimia, Inc.	58,791	136,087
	Alamos Gold, Inc., Class A	7,302,034	90,409,897
	Alaris Equity Partners Income	305,525	2,771,592
#	Algoma Central Corp.	307,731	3,259,829
	Amerigo Resources Ltd.	84,315	71,745
	Andrew Peller Ltd., Class A	36,665	98,091
#*	Argonaut Gold, Inc.	1,309,166	472,027
	B2Gold Corp.	14,235,772	45,908,632
	Baytex Energy Corp.	996,055	4,309,594
#	Birchcliff Energy Ltd.	5,517,509	30,477,100
	Bird Construction, Inc.	4,700	36,129
	Black Diamond Group Ltd.	1,005,535	4,553,640
#*	Bonterra Energy Corp.	216,815	1,072,544
*	Calfrac Well Services Ltd.	16,706	62,041
	Canaccord Genuity Group, Inc.	1,166,180	6,029,573
	Canadian Western Bank	1,891,896	37,490,032
*	Canfor Corp.	965,315	9,870,681
*	Capstone Copper Corp.	2,048,287	6,971,635
#	Cardinal Energy Ltd.	1,143,805	6,120,088
#	Cascades, Inc.	1,845,297	14,956,653
*	Celestica, Inc.	2,300,460	53,698,665
	Centerra Gold, Inc.	4,474,369	22,746,927
	CES Energy Solutions Corp.	1,479,948	3,873,958
#	Chesswood Group Ltd.	56,300	263,890
#	Cogeco Communications, Inc.	107,805	4,246,122
	Cogeco, Inc.	52,469	1,783,587
*	Conifex Timber, Inc.	21,950	9,655
	Converge Technology Solutions Corp.	29,100	57,917
#	Corus Entertainment, Inc., Class B	3,034,155	1,400,295
	Crescent Point Energy Corp.	10,780,060	86,402,783
*	Crew Energy, Inc.	2,720,270	12,142,399
*	dentalcorp Holdings Ltd.	4,900	19,434
	Dexterra Group, Inc.	249,124	998,832
	Doman Building Materials Group Ltd.	665,320	3,233,645
*	Dorel Industries, Inc., Class B	53,101	206,775
	DREAM Unlimited Corp., Class A	198,365	2,421,713
	Dundee Precious Metals, Inc.	3,015,064	19,763,427
	ECN Capital Corp.	160,667	222,449

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	E-L Financial Corp. Ltd.	6,159	$3,778,142
#*	Eldorado Gold Corp.	3,194,077	34,533,478
	Enerflex Ltd.	519,311	2,067,133
*	Ensign Energy Services, Inc.	1,808,208	3,311,951
#	EQB, Inc.	511,080	25,363,278
#*	Equinox Gold Corp.	3,193,498	14,032,660
	Exco Technologies Ltd.	360,519	1,858,814
	Firm Capital Mortgage Investment Corp.	166,732	1,147,015
#	First Majestic Silver Corp.	261,618	1,347,333
#*	Fortuna Silver Mines, Inc.	3,845,551	10,797,566
*	Frontera Energy Corp.	406,389	3,446,284
#	GoldMoney, Inc.	1,640	10,029
*	Gran Tierra Energy, Inc.	460,110	2,833,485
	Guardian Capital Group Ltd., Class A	87,470	2,501,576
*	Heroux-Devtek, Inc.	237,647	2,621,957
	High Liner Foods, Inc.	263,096	2,005,354
#	Hudbay Minerals, Inc.	4,031,347	17,586,849
#*	IAMGOLD Corp.	6,501,094	16,631,266
	InPlay Oil Corp.	27,400	50,779
*	Interfor Corp.	927,463	11,443,225
*	Kelt Exploration Ltd.	1,306,245	7,422,545
*	Knight Therapeutics, Inc.	765,802	2,512,637
#	KP Tissue, Inc.	7,820	53,233
	Lassonde Industries, Inc., Class A	14,670	1,458,273
	Laurentian Bank of Canada	750,335	13,743,291
	Leon’s Furniture Ltd.	2,558	31,266
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	955,481	41,312,883
*	Lucara Diamond Corp.	42,000	10,297
	Lundin Mining Corp.	477,075	2,979,246
	Magellan Aerospace Corp.	91,875	486,290
*	Mandalay Resources Corp.	8,398	10,174
	Martinrea International, Inc.	2,156,491	17,774,431
*	MDA Ltd.	82,913	685,785
	Medical Facilities Corp.	35,821	237,128
*	MEG Energy Corp.	4,542,554	89,753,726
	Melcor Developments Ltd.	150,809	1,220,175
*††	Mercator Minerals Ltd.	861,957	0
	Methanex Corp.	353,066	14,567,222
#	Mullen Group Ltd.	1,031,034	9,784,321
	Neo Performance Materials, Inc.	39,626	195,737
*	New Gold, Inc.	1,585,020	1,931,627
	Northland Power, Inc.	67,666	951,008
*	NuVista Energy Ltd.	2,664,907	25,846,763
#*	Obsidian Energy Ltd.	336,081	2,856,805
	OceanaGold Corp.	11,397,980	19,068,551
	Onex Corp.	170,484	9,554,726
	Osisko Gold Royalties Ltd.	227,383	2,778,640
#*	Osisko Mining, Inc.	70,652	137,050
	Pan American Silver Corp.	1,852,912	27,070,501
#	Paramount Resources Ltd., Class A	694,733	16,697,634
	Parex Resources, Inc.	1,658,153	31,782,013
	Park Lawn Corp.	63,441	746,149
#	Petrus Resources Ltd.	39,160	32,475
#	Peyto Exploration & Development Corp.	2,778,465	29,252,273
	Pizza Pizza Royalty Corp.	475,916	4,533,514
	Polaris Renewable Energy, Inc.	339,806	3,197,742
	PrairieSky Royalty Ltd.	578,278	10,154,007
*	Precision Drilling Corp.	204,049	11,832,004

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Quarterhill, Inc.	587,630	$635,619
	Russel Metals, Inc.	728,305	18,145,259
*	Shawcor Ltd.	341,736	3,578,155
*	SNDL, Inc.	172,438	248,310
*††	Sonde Resources Corp.	463,104	0
*††	Southern Pacific Resource Corp.	156,000	0
#	SSR Mining, Inc.	3,157,810	43,772,292
	Stella-Jones, Inc.	118,329	6,198,247
#*Ω	STEP Energy Services Ltd.	86,521	272,650
	Supremex, Inc.	16,500	49,973
#	Surge Energy, Inc.	301,343	2,068,711
#	Tamarack Valley Energy Ltd.	2,416,676	7,301,873
#	Tidewater Midstream & Infrastructure Ltd.	1,827,451	1,330,972
#	Timbercreek Financial Corp.	982,811	4,089,288
*	Torex Gold Resources, Inc.	1,016,636	9,801,639
	Total Energy Services, Inc.	507,735	3,031,582
	TransAlta Corp.	534,799	3,914,339
	Transcontinental, Inc., Class A	1,242,727	9,149,625
	Trican Well Service Ltd.	45,813	154,940
	Vermilion Energy, Inc.	1,328,536	19,160,022
	VersaBank	39,241	293,752
*	Victoria Gold Corp.	9,246	38,604
	Wajax Corp.	211,145	4,546,450
*	Well Health Technologies Corp.	32,029	85,457
	Western Forest Products, Inc.	2,418,901	1,255,892
	Whitecap Resources, Inc.	4,648,893	35,903,834
*	Yangarra Resources Ltd.	375,549	468,505

TOTAL CANADA			1,261,539,724

CHINA — (0.1%)
*	AustAsia Group Ltd.	174,992	36,619
	China Gold International Resources Corp. Ltd.	2,930,833	12,469,381
*	Fountain SET Holdings Ltd.	2,290,000	117,150
*††	Hanfeng Evergreen, Inc.	707,267	0
	SIIC Environment Holdings Ltd.	5,745,500	817,580

TOTAL CHINA			13,440,730

DENMARK — (3.4%)
	BankNordik P	1,339	30,091
	D/S Norden AS	502,798	28,567,142
	Dfds AS	505,764	14,610,091
	FLSmidth & Co. AS	450,483	16,894,435
	GronlandsBANKEN AS	1,455	126,912
	H Lundbeck AS	2,780,022	14,531,282
	H Lundbeck AS, Class A	250,595	1,133,622
*	H+H International AS, Class B	72,646	822,647
*	Harboes Bryggeri AS, Class B	3,226	28,787
*	Jyske Bank AS	1,133,155	79,858,377
	Matas AS	642,284	8,362,581
*	Nilfisk Holding AS	22,992	369,624
*	NKT AS	70,293	3,534,277
*Ω	NNIT AS	2,349	26,985
	North Media AS	31,476	255,051
	Per Aarsleff Holding AS	461,896	20,203,461
	Rockwool AS, Class A	2,070	458,406
	Rockwool AS, Class B	27,188	6,049,948
Ω	Scandinavian Tobacco Group AS, Class A	1,009,442	14,988,667
	Schouw & Co. AS	360,061	22,220,284

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Solar AS, Class B	41,481	$2,475,412
	Spar Nord Bank AS	1,944,126	29,456,624
	Sparekassen Sjaelland-Fyn AS	66,097	1,940,395
	Sydbank AS	1,473,428	64,005,208
	TORM PLC, Class A	175,162	5,345,619
	UIE PLC	123,246	3,146,515

TOTAL DENMARK			339,442,443

FINLAND — (1.9%)
	Aktia Bank OYJ	455,162	4,299,384
	Aspo OYJ	25,860	161,391
	Atria OYJ	285,366	3,145,876
	Cargotec OYJ, Class B	918,303	36,247,372
Ω	Enento Group OYJ	1,519	27,033
#	Fiskars OYJ Abp	229,679	3,517,861
*	HKScan OYJ, Class A	357,768	284,048
	Huhtamaki OYJ	201,877	6,939,755
	Kemira OYJ	2,760,746	44,699,387
	Konecranes OYJ	856,184	28,072,760
	Metsa Board OYJ, Class B	3,700,276	28,017,231
	Oma Saastopankki OYJ	34,301	755,169
	Oriola OYJ, Class B	124,501	121,668
#	Outokumpu OYJ	5,468,109	22,437,183
	Raisio OYJ, Class V	726,363	1,524,235
	Rapala VMC OYJ	60,686	179,733
*	Teleste OYJ	11,670	37,692
Ω	Terveystalo OYJ	51,440	355,777
	TietoEVRY OYJ	484,831	10,171,530
	Valmet OYJ	112,850	2,532,506
#	YIT OYJ	154,127	274,260

TOTAL FINLAND			193,801,851

FRANCE — (4.3%)
	AKWEL SADIR	155,613	2,393,640
Ω	ALD SA	207,499	1,395,711
	Altamir	335,094	8,972,634
	Arkema SA	120,394	11,281,252
	Assystem SA	27,629	1,104,165
	Axway Software SA	3,827	92,301
#*	Bigben Interactive	54,993	162,687
#	Bonduelle SCA	209,222	2,216,017
*	CGG SA	8,371,360	5,923,338
#	Chargeurs SA	7,081	54,960
	Cie des Alpes	349,662	4,912,416
	Cie Plastic Omnium SE	47,536	534,496
#	Clariane SE	642,159	2,426,659
	Coface SA	1,488,540	17,959,662
	Derichebourg SA	1,121,030	4,859,393
	Elis SA	3,248,331	53,272,553
	Eramet SA	2,726	188,771
	Etablissements Maurel et Prom SA	671,376	3,996,296
	Eurazeo SE	137,012	7,724,278
#	Eutelsat Communications SACA	1,848,409	7,893,216
	Exel Industries SA, Class A	525	24,894
	Fnac Darty SA	214,441	5,038,914
*	Forvia SE	1,323,186	22,296,539
*	Gaumont SA	11,739	1,207,290
	GL Events SACA	163,560	2,794,534

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Groupe Crit SA	8,575	$562,646
	Groupe SFPI	140,840	223,170
#	Guerbet	15,717	287,726
*	Haulotte Group SA	13,790	31,110
	Imerys SA	354,090	9,388,807
	IPSOS SA	285,444	13,871,867
	Jacquet Metals SACA	302,537	4,803,537
	LISI SA	18,210	421,560
Ω	Maisons du Monde SA	228,670	1,149,892
	Manitou BF SA	8,376	176,790
	Mersen SA	352,067	11,689,526
	Metropole Television SA	6,838	85,707
#*	Nacon SA	10,999	16,889
#	Nexity SA	444,714	6,213,752
*	Plastiques Du Val De Loire	59,105	147,629
	Quadient SA	565,905	11,831,511
	Rexel SA	2,846,567	58,134,796
	Samse SACA	990	164,533
	Savencia SA	117,229	6,872,945
	SCOR SE	1,724,760	51,491,755
	Seche Environnement SACA	28,339	2,920,551
	SES SA	5,296,876	30,904,586
#*Ω	SMCP SA	340,704	1,211,170
	Societe BIC SA	20,622	1,294,405
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	5,902	649,344
	Societe LDC SADIR	469	61,530
	Television Francaise 1 SA	577,151	4,071,753
	Totalenergies EP Gabon	8,140	1,369,475
	Valeo SE	2,262,344	29,892,552
	Vicat SACA	258,209	7,927,881
	VIEL & Cie SA	25,721	216,047
#*	Voltalia SA	4,951	41,404
	Vranken-Pommery Monopole SA	17,057	279,912
*Ω	X-Fab Silicon Foundries SE	30,542	276,718

TOTAL FRANCE			427,410,092

GERMANY — (4.6%)
	1&1 AG	517,858	8,907,810
	7C Solarparken AG	230,695	790,643
	Aurubis AG	564,550	46,539,757
	BayWa AG	301,549	10,066,405
Ω	Befesa SA	58,903	1,723,115
	Bertrandt AG	28,176	1,358,809
	Bijou Brigitte AG	43,377	1,594,728
	Bilfinger SE	326,658	11,988,566
*	Borussia Dortmund GmbH & Co. KGaA	1,078,387	4,244,313
	CANCOM SE	78,764	1,966,446
*	Ceconomy AG	187,691	357,124
	CropEnergies AG	416,663	3,587,653
	Deutsche Beteiligungs AG	181,583	5,390,904
	Deutz AG	1,903,378	7,714,023
	DMG Mori AG	4,410	201,498
	Draegerwerk AG & Co. KGaA	35,420	1,595,533
	Duerr AG	156,414	3,218,299
Ω	DWS Group GmbH & Co. KGaA	154,306	4,529,504
	Elmos Semiconductor SE	4,744	311,304
#	ElringKlinger AG	430,264	2,427,969
*	flatexDEGIRO AG	61,335	622,121
	FORTEC Elektronik AG	1,354	32,945

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Fraport AG Frankfurt Airport Services Worldwide	310,011	$15,407,382
	Freenet AG	348,074	8,835,127
	Gerresheimer AG	61,118	5,700,671
	Gesco SE	105,968	2,345,102
#	GRENKE AG	109,017	2,336,254
	H&R GmbH & Co. KGaA	209,540	1,049,076
	Hamburger Hafen und Logistik AG	134,569	2,389,509
#*	Heidelberger Druckmaschinen AG	712,052	854,163
*	Highlight Communications AG	11,679	34,041
	Hornbach Holding AG & Co. KGaA	148,694	8,877,619
	Indus Holding AG	341,227	6,644,265
Ω	Instone Real Estate Group SE	4,457	25,437
	Jenoptik AG	6,066	144,087
Ω	JOST Werke SE	20,583	944,483
	K+S AG	3,039,972	51,105,609
	KION Group AG	608,052	18,656,297
	Kloeckner & Co. SE	1,374,368	14,029,705
*	Koenig & Bauer AG	96,112	1,096,595
	Krones AG	44,112	4,299,724
	KSB SE & Co. KGaA	5,653	3,565,787
	KWS Saat SE & Co. KGaA	22,000	1,245,836
	Lanxess AG	515,475	11,811,889
*	Mediclin AG	489,017	1,355,503
#*	Medios AG	4,860	76,523
*	METRO AG	1,121,569	7,128,270
	MLP SE	1,287,026	6,234,844
	Mutares SE & Co. KGaA	41,168	1,240,291
	Norma Group SE	183,630	3,239,689
	PNE AG	270,901	3,440,899
#	ProSiebenSat.1 Media SE	1,193,805	6,696,255
	PWO AG	5,898	185,452
*	q.beyond AG	1,240,159	748,226
	RTL Group SA	53,103	1,857,332
	SAF-Holland SE	750,702	10,036,670
	Salzgitter AG	680,142	16,994,664
#*	SGL Carbon SE	33,170	204,262
	Siltronic AG	105,071	9,028,054
	Suedzucker AG	987,474	14,959,085
	Surteco Group SE	92,185	1,502,666
	Synlab AG	84,825	890,127
	Takkt AG	463,727	5,941,087
	Technotrans SE	1,248	21,845
	thyssenkrupp AG	6,122,697	42,673,097
	United Internet AG	568,549	11,839,146
*	Vitesco Technologies Group AG, Class A	148,724	14,546,078
	Vossloh AG	78,233	3,038,884
	Wacker Chemie AG	52,056	6,388,475
	Wacker Neuson SE	718,705	13,188,513
	Wuestenrot & Wuerttembergische AG	120,053	1,668,740

TOTAL GERMANY			465,692,804

GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0

HONG KONG — (2.1%)
	Aeon Credit Service Asia Co. Ltd.	1,218,000	837,949
	Allied Group Ltd.	32,176,000	6,660,544
	Asia Financial Holdings Ltd.	3,250,106	1,317,488

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Asia Standard Hotel Group Ltd.	4,144,077	$39,798
*	Asia Standard International Group Ltd.	11,007,503	622,843
	Associated International Hotels Ltd.	917,000	763,067
	Bank of East Asia Ltd.	5,730,786	6,806,060
*	BOCOM International Holdings Co. Ltd.	3,191,000	132,624
*	Century City International Holdings Ltd.	26,295,300	875,617
	Chen Hsong Holdings	2,492,000	480,981
	Cheuk Nang Holdings Ltd.	5,095,016	1,130,612
	Chevalier International Holdings Ltd.	2,422,858	1,807,053
*	China Energy Development Holdings Ltd.	4,910,000	50,829
	Chinney Investments Ltd.	1,176,000	159,312
	Chow Sang Sang Holdings International Ltd.	3,866,000	4,444,059
	Chuang’s China Investments Ltd.	21,624,415	388,075
	Chuang’s Consortium International Ltd.	17,109,520	1,006,220
	CITIC Telecom International Holdings Ltd.	11,020,000	4,201,571
Ω	Crystal International Group Ltd.	677,000	205,201
	CSI Properties Ltd.	106,105,476	1,423,585
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	6,464,688	4,241,158
	Dah Sing Financial Holdings Ltd.	2,566,556	5,809,518
	Dickson Concepts International Ltd.	1,989,000	987,043
	Eagle Nice International Holdings Ltd.	1,116,000	642,272
*††	EcoGreen International Group Ltd.	3,623,840	165,001
	Emperor International Holdings Ltd.	21,650,333	1,191,571
	Emperor Watch & Jewellery Ltd.	53,310,000	1,165,514
*	Esprit Holdings Ltd.	1,210,000	51,159
	Far East Consortium International Ltd.	30,204,443	6,215,552
	First Pacific Co. Ltd.	25,802,000	9,767,741
#*Ω	FIT Hon Teng Ltd.	8,177,000	1,096,600
	Get Nice Financial Group Ltd.	5,013,324	409,546
	Giordano International Ltd.	408,000	116,266
	Glorious Sun Enterprises Ltd.	3,412,000	358,048
*	Gold Peak Technology Group Ltd., Class L	7,106,907	480,549
	Golden Resources Development International Ltd.	9,447,000	725,218
*††	Good Resources Holdings, Ltd.	500,000	0
*	GR Life Style Company Ltd.	124,000	7,583
	Great Eagle Holdings Ltd.	3,280,240	5,345,746
	G-Resources Group Ltd.	1,353,850	314,643
	Guotai Junan International Holdings Ltd.	19,838,000	1,573,049
*	Haitong International Securities Group Ltd.	17,456,367	3,149,853
	Hang Lung Group Ltd.	4,744,000	6,318,696
	Hanison Construction Holdings Ltd.	7,678,724	829,792
*	Harbour Centre Development Ltd.	2,192,000	2,000,478
	HKBN Ltd.	197,500	68,418
	HKR International Ltd.	15,810,957	3,272,701
	Hon Kwok Land Investment Co. Ltd.	5,902,935	1,272,756
	Hong Kong Economic Times Holdings Ltd.	64,000	8,025
	Hong Kong Ferry Holdings Co. Ltd.	2,445,000	1,424,652
*	Hongkong & Shanghai Hotels Ltd.	7,444,341	5,736,375
	Hongkong Chinese Ltd.	19,979,100	894,718
#*††	Hsin Chong Group Holdings Ltd.	24,669,006	0
	Hung Hing Printing Group Ltd.	6,999,275	965,329
	Hutchison Telecommunications Hong Kong Holdings Ltd.	22,304,000	2,996,265
*	IPE Group Ltd.	10,020,000	577,108
*	IRC Ltd.	45,246,000	521,576
	Jacobson Pharma Corp. Ltd.	650,000	54,018
	JBM Healthcare Ltd.	165,425	24,935
	Johnson Electric Holdings Ltd.	3,632,726	4,506,408
	K Wah International Holdings Ltd.	7,563,000	2,030,763

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Kader Holdings Co. Ltd.	106,000	$5,607
	Keck Seng Investments Hong Kong Ltd.	898,000	224,141
	Kerry Logistics Network Ltd.	1,866,000	1,582,634
	Kerry Properties Ltd.	4,251,500	7,154,367
	Kowloon Development Co. Ltd.	8,100,277	7,137,865
*	Kwoon Chung Bus Holdings Ltd.	218,000	45,978
*	Lai Sun Development Co. Ltd.	8,087,796	953,391
*	Lai Sun Garment International Ltd.	14,296,359	1,874,389
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,231,000	280,981
*	Lerado Financial Group Co. Ltd.	65,840	1,212
	Lippo China Resources Ltd.	488,800	55,017
*	Lippo Ltd.	4,502,500	650,057
	Liu Chong Hing Investment Ltd.	3,822,000	2,649,819
	Luk Fook Holdings International Ltd.	919,000	2,279,852
	Lung Kee Bermuda Holdings	658,000	128,696
*	Magnificent Hotel Investment Ltd.	37,264,600	424,774
*	Mason Group Holdings Ltd.	8,460,400	35,678
*	Midland Holdings Ltd.	1,815,969	137,040
	Miramar Hotel & Investment	2,226,000	2,817,732
	Nanyang Holdings Ltd.	98,350	301,502
	National Electronics Holdings	3,257,648	318,625
	NWS Holdings Ltd.	9,857,000	11,663,183
	Oriental Enterprise Holdings Ltd.	118,000	8,443
	Oriental Watch Holdings	6,178,587	2,978,767
*††	Pacific Andes International Holdings Ltd.	88,958,890	0
	Pacific Basin Shipping Ltd.	11,344,000	3,282,653
	Pacific Textiles Holdings Ltd.	144,000	27,440
*	Paliburg Holdings Ltd.	9,069,041	1,080,586
	PC Partner Group Ltd.	434,000	173,860
	Pico Far East Holdings Ltd.	786,000	137,832
	Playmates Holdings Ltd.	25,569,000	1,896,669
	Pokfulam Development Co. Ltd.	64,000	49,894
*	PT International Development Co. Ltd.	2,565,000	20,308
	Public Financial Holdings Ltd.	4,868,444	1,102,599
*	Regal Hotels International Holdings Ltd.	7,756,623	2,678,647
	Safety Godown Co. Ltd.	308,000	79,323
	SAS Dragon Holdings Ltd.	36,000	15,721
	SEA Holdings Ltd.	2,387,368	571,999
*	Shangri-La Asia Ltd.	182,000	116,112
*	Shun Ho Property Investments Ltd.	271,173	32,207
*	Shun Tak Holdings Ltd.	22,414,546	2,923,608
	Singamas Container Holdings Ltd.	18,150,000	1,254,599
	SmarTone Telecommunications Holdings Ltd.	2,162,000	1,127,718
	Soundwill Holdings Ltd.	1,273,000	933,393
*	South China Holdings Co. Ltd.	29,945,751	176,554
	Stella International Holdings Ltd.	411,500	464,695
	Sun Hung Kai & Co. Ltd.	8,357,688	2,789,494
	TAI Cheung Holdings Ltd.	3,928,000	1,605,050
	Tan Chong International Ltd.	3,879,000	801,642
	Tao Heung Holdings Ltd.	747,000	74,540
	Tern Properties Co. Ltd.	146,000	56,352
#	Texhong International Group Ltd.	1,674,000	912,684
	Texwinca Holdings Ltd.	9,918,000	1,318,441
	Tian Teck Land Ltd.	432,000	142,961
	Transport International Holdings Ltd.	1,094,438	1,344,209
	United Laboratories International Holdings Ltd.	9,386,000	9,581,069
	Upbest Group Ltd.	4,476,000	360,763
	Vedan International Holdings Ltd.	6,156,000	345,034
#*Ω	VPower Group International Holdings Ltd., Class H	3,872,000	213,907

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	VSTECS Holdings Ltd.	2,358,000	$1,192,321
*	Wai Kee Holdings Ltd.	850,000	138,721
	Wang On Group Ltd.	118,820,000	620,350
	Wing On Co. International Ltd.	2,253,500	3,471,514
	Wing Tai Properties Ltd.	2,426,749	896,211
	Wong’s International Holdings Ltd.	70,000	14,224
*	Xingye Alloy Materials Group Ltd.	1,406,000	189,711
	Yue Yuen Industrial Holdings Ltd.	6,865,500	8,027,022
*	Zensun Enterprises Ltd.	1,550,000	33,114

TOTAL HONG KONG			206,655,632

IRELAND — (0.4%)
	Bank of Ireland Group PLC	3,823,592	34,265,949
	Cairn Homes PLC	693,335	818,761
	Dalata Hotel Group PLC	742,840	3,155,622
*Ω	Glenveagh Properties PLC	756,657	730,409
*	Permanent TSB Group Holdings PLC	6,196	12,306

TOTAL IRELAND			38,983,047

ISRAEL — (0.7%)
#	Alrov Properties & Lodgings Ltd.	13,074	369,538
#*	Ashdod Refinery Ltd.	80,112	1,573,105
#	Ashtrom Group Ltd.	79,022	851,368
#*	Azorim-Investment Development & Construction Co. Ltd.	974,417	3,054,742
	Carasso Motors Ltd.	249,447	733,066
*	Cellcom Israel Ltd.	591,013	1,453,361
#*	Clal Insurance Enterprises Holdings Ltd.	517,764	6,467,961
	Delta Galil Ltd.	10,034	317,519
	Dor Alon Energy in Israel 1988 Ltd.	39,248	602,035
*	Equital Ltd.	393,888	8,570,991
	Formula Systems 1985 Ltd.	8,242	467,201
	Harel Insurance Investments & Financial Services Ltd.	990,867	6,364,096
	IDI Insurance Co. Ltd.	6,737	131,662
#*	IES Holdings Ltd.	8,036	388,356
	Isracard Ltd.	1,057,915	3,299,032
	Israel Land Development Co. Ltd.	1,678	10,487
	Isras Investment Co. Ltd.	12,509	2,115,488
	Kardan Real Estate Enterprise & Development Ltd.	29,208	24,401
	Kenon Holdings Ltd.	8,748	159,963
	Kerur Holdings Ltd.	11,372	213,928
	Mediterranean Towers Ltd.	304,248	528,453
#	Meitav Investment House Ltd.	225,463	661,100
#	Menora Mivtachim Holdings Ltd.	514,431	10,247,223
	Meshulam Levinstein Contracting & Engineering Ltd.	2,175	119,130
	Migdal Insurance & Financial Holdings Ltd.	1,834,499	1,725,189
	Mizrahi Tefahot Bank Ltd.	1	36
	Naphtha Israel Petroleum Corp. Ltd.	92,424	354,907
	Nawi Brothers Ltd.	72,228	374,790
#*	Neto Malinda Trading Ltd.	10,905	99,120
	Oil Refineries Ltd.	27,940,613	7,666,270
	Palram Industries 1990 Ltd.	52,424	376,440
*	Paz Oil Co. Ltd.	80,112	5,695,855
#	Plasson Industries Ltd.	7,924	269,334
#	Prashkovsky Investments & Construction Ltd.	32,109	584,858
	Summit Real Estate Holdings Ltd.	563,886	5,404,714
Ω	Tamar Petroleum Ltd.	164,372	583,691
*	Tera Light Ltd.	212,086	312,530

TOTAL ISRAEL			72,171,940

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (5.8%)
	A2A SpA	13,711,353	$25,736,109
	ACEA SpA	17,572	211,586
Ω	Anima Holding SpA	4,347,695	17,768,437
#*	Avio SpA	114,468	887,986
	Banca IFIS SpA	267,722	4,578,515
*	Banca Monte dei Paschi di Siena SpA	550,793	1,491,280
	Banca Popolare di Sondrio SPA	8,551,198	46,657,299
	Banca Profilo SpA	2,698,377	580,022
#Ω	Banca Sistema SpA	790,838	919,427
	Banco BPM SpA	23,187,886	118,637,041
	Banco di Desio e della Brianza SpA	439,390	1,530,840
	BPER Banca	10,234,210	33,303,637
	Buzzi SpA	1,660,638	43,972,318
	Cairo Communication SpA	883,617	1,517,518
	Cementir Holding NV	1,314,107	10,933,179
*	CIR SpA-Compagnie Industriali	6,947,219	2,835,519
	Credito Emiliano SpA	1,487,508	12,061,606
	d’Amico International Shipping SA	723,835	3,803,422
	Danieli & C Officine Meccaniche SpA	329,639	6,660,470
	Danieli & C Officine Meccaniche Sp	299,192	7,916,064
	Datalogic SpA	16,691	100,122
	Emak SpA	1,188,914	1,119,064
	Esprinet SpA	503,844	2,381,895
	Fila SpA	166,121	1,247,330
	FNM SpA	3,421,463	1,480,900
	Hera SpA	1,305,450	3,672,351
	IMMSI SpA	4,062,903	2,042,878
	Italmobiliare SpA	204,198	5,162,637
*	Iveco Group NV	1,849,342	15,585,842
#	IVS Group SA	48,130	267,597
	Leonardo SpA	5,845,169	88,335,026
	MFE-MediaForEurope NV, Class A	1,182,046	2,145,345
	Openjobmetis SpA agenzia per il lavoro	10,763	103,783
	Orsero SpA	63,308	989,952
Ω	OVS SpA	5,147,803	9,116,855
Ω	Pirelli & C SpA	5,211,476	23,218,609
	Rizzoli Corriere Della Sera Mediagroup SpA	1,355,701	1,004,972
	Saras SpA	6,920,225	10,059,240
*	Sogefi SpA	603,401	997,274
	Spaxs SpA	40,988	208,895
#*	Telecom Italia SpA	97,226,286	25,139,089
*	Tod’s SpA	4,637	155,345
	Unipol Gruppo SpA	7,515,431	40,715,459
	UnipolSai Assicurazioni SpA	501,812	1,189,372

TOTAL ITALY			578,442,107

JAPAN — (27.6%)
	77 Bank Ltd.	897,800	20,011,103
	Achilles Corp.	220,700	2,250,796
#	AD Works Group Co. Ltd.	285,500	482,307
	ADEKA Corp.	252,200	4,216,338
	AEON Financial Service Co. Ltd.	840,214	6,926,269
	Ahresty Corp.	128,500	632,699
	Aichi Corp.	260,400	1,558,994
	Aichi Financial Group, Inc.	272,909	4,295,308
	Aichi Steel Corp.	152,435	3,571,784
	Aichi Tokei Denki Co. Ltd.	109,463	1,454,134
	Aida Engineering Ltd.	72,200	426,740
	Ainavo Holdings Co. Ltd.	19,600	145,873

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aiphone Co. Ltd.	208,100	$4,140,537
	Airport Facilities Co. Ltd.	455,800	1,693,973
	Aisan Industry Co. Ltd.	768,630	6,089,203
	Akatsuki Corp.	34,100	93,149
	Akatsuki, Inc.	36,800	509,910
*	Akebono Brake Industry Co. Ltd.	126,900	102,125
	Albis Co. Ltd.	72,387	1,189,366
	Alconix Corp.	405,399	3,671,475
	Alinco, Inc.	177,200	1,115,151
#	Alpen Co. Ltd.	294,186	3,811,462
	Alpha Corp.	82,600	769,625
	Alps Alpine Co. Ltd.	2,602,417	21,355,999
	Alps Logistics Co. Ltd.	232,300	2,430,557
#	Anabuki Kosan, Inc.	28,800	372,599
	AOI Electronics Co. Ltd.	37,900	444,623
	AOKI Holdings, Inc.	388,600	2,545,434
	Aoyama Trading Co. Ltd.	392,419	3,936,085
	Arakawa Chemical Industries Ltd.	216,600	1,457,350
	Arata Corp.	108,900	4,053,044
	Araya Industrial Co. Ltd.	21,300	442,640
	ARCLANDS Corp.	285,000	3,052,796
	Arcs Co. Ltd.	493,000	9,420,472
#	Arisawa Manufacturing Co. Ltd.	421,782	2,982,991
	Artnature, Inc.	39,100	208,834
	Asahi Broadcasting Group Holdings Corp.	49,300	216,665
	Asahi Co. Ltd.	5,700	49,038
	Asahi Diamond Industrial Co. Ltd.	835,463	4,773,316
#	Asahi Kogyosha Co. Ltd.	186,948	2,951,725
	Asahi Printing Co. Ltd.	11,900	68,659
	Asahi Yukizai Corp.	144,200	3,531,179
	Ashimori Industry Co. Ltd.	83,399	1,141,537
	Asia Pile Holdings Corp.	509,500	2,504,773
	ASKA Pharmaceutical Holdings Co. Ltd.	353,200	4,001,927
#	Astena Holdings Co. Ltd.	600,200	2,144,707
	Asti Corp.	51,200	1,213,540
#	Avantia Co. Ltd.	66,500	372,644
	Awa Bank Ltd.	499,801	8,303,328
	Bando Chemical Industries Ltd.	531,100	5,308,790
	Bank of Kochi Ltd.	41,799	285,701
#	Bank of Nagoya Ltd.	133,369	5,382,783
	Bank of Saga Ltd.	128,614	1,753,826
	Bank of the Ryukyus Ltd.	296,000	2,445,265
	Belluna Co. Ltd.	797,424	3,240,148
	Bunka Shutter Co. Ltd.	525,400	4,431,088
	Canon Electronics, Inc.	256,600	3,271,354
	Carlit Holdings Co. Ltd.	437,500	2,819,152
	Cawachi Ltd.	295,600	4,943,449
	Central Glass Co. Ltd.	551,100	10,444,711
	Chiba Kogyo Bank Ltd.	732,442	4,784,239
	Chilled & Frozen Logistics Holdings Co. Ltd.	74,700	687,304
	Chino Corp.	15,800	213,800
	Chiyoda Integre Co. Ltd.	151,200	2,771,472
	Chori Co. Ltd.	125,900	2,436,834
	Chubu Shiryo Co. Ltd.	460,679	3,317,020
	Chubu Steel Plate Co. Ltd.	17,900	244,972
	Chudenko Corp.	222,560	3,621,931
	Chuetsu Pulp & Paper Co. Ltd.	105,000	944,247
	Chugin Financial Group, Inc.	919,100	7,328,406
	Chuo Gyorui Co. Ltd.	59,600	1,195,080

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chuo Spring Co. Ltd.	173,231	$817,826
	Chuo Warehouse Co. Ltd.	35,200	250,572
	CI Takiron Corp.	989,200	3,807,949
	Citizen Watch Co. Ltd.	2,966,400	17,300,087
	CK-San-Etsu Co. Ltd.	9,900	233,428
	Cleanup Corp.	285,800	1,331,622
	CMK Corp.	1,159,800	5,110,364
	Coca-Cola Bottlers Japan Holdings, Inc.	7,600	101,905
	Corona Corp.	26,400	158,798
	Cosel Co. Ltd.	148,100	1,102,892
	Create Medic Co. Ltd.	3,600	21,271
	Credit Saison Co. Ltd.	207,200	3,105,888
	CTI Engineering Co. Ltd.	161,100	4,844,943
	Dai Nippon Toryo Co. Ltd.	228,300	1,455,208
	Dai-Dan Co. Ltd.	479,800	4,711,910
	Daido Kogyo Co. Ltd.	58,589	285,551
	Daido Metal Co. Ltd.	583,114	2,035,109
	Daido Steel Co. Ltd.	468,500	18,379,016
	Daihatsu Diesel Manufacturing Co. Ltd.	398,000	2,205,546
	Daiho Corp.	164,900	4,211,853
	Daiichi Jitsugyo Co. Ltd.	405,600	5,205,854
	Daiichi Kensetsu Corp.	12,800	137,028
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	126,100	776,054
	Daiki Aluminium Industry Co. Ltd.	21,700	179,631
	Daikyonishikawa Corp.	451,000	2,256,002
	Dainichi Co. Ltd.	239,000	1,128,043
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	188,916	2,737,932
#	Daio Paper Corp.	268,200	2,203,567
	Daishi Hokuetsu Financial Group, Inc.	559,743	14,616,555
	Daishinku Corp.	191,300	926,718
	Daisue Construction Co. Ltd.	170,100	1,494,139
	Daito Bank Ltd.	80,600	419,130
	Daito Pharmaceutical Co. Ltd.	70,896	905,737
	Daiwa Industries Ltd.	96,400	826,644
	DCM Holdings Co. Ltd.	1,741,500	13,598,540
	Denka Co. Ltd.	418,350	7,556,875
	Denyo Co. Ltd.	309,300	4,369,300
	DIC Corp.	1,024,166	16,149,412
#	DKS Co. Ltd.	88,579	1,020,854
	DMW Corp.	45,300	1,077,237
	Doshisha Co. Ltd.	152,200	2,265,777
	Dowa Holdings Co. Ltd.	192,500	5,884,792
#	Eagle Industry Co. Ltd.	403,499	4,398,767
#	EDION Corp.	2,095,100	20,896,064
	EF-ON, Inc.	136,339	432,306
	Ehime Bank Ltd.	515,670	3,817,866
	Eizo Corp.	133,500	4,283,692
	EJ Holdings, Inc.	58,700	627,681
	Endo Lighting Corp.	149,000	1,168,815
#	Enomoto Co. Ltd.	79,800	813,231
	Eslead Corp.	182,700	3,764,269
	Exedy Corp.	472,136	7,882,960
	EXEO Group, Inc.	274,900	5,709,606
	FALCO HOLDINGS Co. Ltd.	14,100	189,027
	FCC Co. Ltd.	449,745	5,336,684
	Feed One Co. Ltd.	301,480	1,539,714
#	Felissimo Corp.	2,600	15,544
#	Ferrotec Holdings Corp.	507,100	8,913,380
	FIDEA Holdings Co. Ltd.	126,460	1,362,615

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	First Bank of Toyama Ltd.	350,300	$2,290,631
#	First Juken Co. Ltd.	64,500	467,668
	FJ Next Holdings Co. Ltd.	441,760	3,086,618
	Foster Electric Co. Ltd.	7,894	46,979
#	F-Tech, Inc.	102,300	474,824
	Fudo Tetra Corp.	2,100	28,004
	Fuji Co. Ltd.	1,100	13,906
#	Fuji Corp. Ltd.	402,601	1,920,972
	Fuji Media Holdings, Inc.	248,400	2,467,037
	Fuji Oil Co. Ltd.	541,800	1,136,845
	Fuji Oil Holdings, Inc.	83,298	1,323,131
	Fuji Pharma Co. Ltd.	194,600	1,503,257
	Fuji Seal International, Inc.	169,162	1,884,325
	Fujibo Holdings, Inc.	1,200	27,360
	Fujicco Co. Ltd.	2,500	32,258
	Fujikura Composites, Inc.	413,200	3,227,004
	Fujikura Kasei Co. Ltd.	72,700	210,442
	Fujimori Kogyo Co. Ltd.	49,700	1,254,083
	Fujisash Co. Ltd.	969,300	461,729
#	FuKoKu Co. Ltd.	189,400	1,836,884
	Fukuda Corp.	114,000	3,695,539
	Fukuyama Transporting Co. Ltd.	267,900	7,321,223
	Furukawa Co. Ltd.	493,220	6,919,946
	Furukawa Electric Co. Ltd.	1,129,800	16,929,586
	Furuno Electric Co. Ltd.	585,600	6,425,666
	Fuso Pharmaceutical Industries Ltd.	67,900	875,894
	Futaba Industrial Co. Ltd.	1,178,100	5,804,627
	Fuyo General Lease Co. Ltd.	284,500	23,130,045
	Gakken Holdings Co. Ltd.	94,900	528,165
	Gecoss Corp.	299,700	1,903,054
	Geo Holdings Corp.	392,000	6,128,294
	Glory Ltd.	394,152	7,348,693
	Glosel Co. Ltd.	20,100	59,944
	Godo Steel Ltd.	80,700	2,342,876
#	Goldcrest Co. Ltd.	313,630	4,472,464
	Grandy House Corp.	366,600	1,481,252
	GS Yuasa Corp.	134,900	2,176,355
#	GSI Creos Corp.	187,814	2,480,177
	G-Tekt Corp.	466,938	5,449,471
	Gun-Ei Chemical Industry Co. Ltd.	61,200	1,282,306
	Gunma Bank Ltd.	5,529,996	26,724,099
	Gunze Ltd.	296,500	8,890,903
	H2O Retailing Corp.	1,151,639	12,337,622
	Hachijuni Bank Ltd.	14,899	84,849
#	Hagihara Industries, Inc.	55,605	594,057
	Hagiwara Electric Holdings Co. Ltd., Class C	127,100	3,671,282
	Hamakyorex Co. Ltd.	75,400	1,887,603
	Hanwa Co. Ltd.	628,700	18,950,970
	Harima Chemicals Group, Inc.	220,500	1,178,628
	Hashimoto Sogyo Holdings Co. Ltd.	7,800	61,908
	Heiwado Co. Ltd.	521,235	8,525,369
	Hibiya Engineering Ltd.	142,400	2,157,200
*	Hino Motors Ltd.	415,600	1,209,656
	Hirakawa Hewtech Corp.	89,100	852,657
#	Hirano Tecseed Co. Ltd.	20,000	258,009
	Hirogin Holdings, Inc.	3,532,381	22,461,272
	Hisaka Works Ltd.	128,000	801,468
	Hochiki Corp.	21,300	237,129
	Hodogaya Chemical Co. Ltd.	56,800	1,134,191

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokkaido Coca-Cola Bottling Co. Ltd.	140,198	$2,421,967
	Hokkan Holdings Ltd.	142,900	1,495,350
	Hokko Chemical Industry Co. Ltd.	351,800	2,169,970
	Hokkoku Financial Holdings, Inc.	541,516	17,917,063
#	Hokuetsu Corp.	3,035,174	23,287,991
	Hokuhoku Financial Group, Inc.	1,135,910	13,261,837
	Hokuriku Electric Industry Co. Ltd.	115,161	1,031,927
	Hokuriku Electrical Construction Co. Ltd.	188,520	1,242,298
	H-One Co. Ltd.	277,995	1,420,837
	Hoosiers Holdings Co. Ltd.	412,600	2,916,262
	Hosiden Corp.	972,400	11,428,844
	Hosokawa Micron Corp.	900	25,261
#	Howa Machinery Ltd.	169,620	850,026
	HS Holdings Co. Ltd.	249,200	1,665,591
	Hyakugo Bank Ltd.	2,897,690	10,956,032
	Hyakujushi Bank Ltd.	336,199	6,401,902
	Ichikawa Co. Ltd.	13,800	140,200
	Ichiken Co. Ltd.	76,103	1,020,711
	Ichikoh Industries Ltd.	369,700	1,294,776
	Ichinen Holdings Co. Ltd.	154,300	1,417,982
	Ichiyoshi Securities Co. Ltd.	23,800	110,608
	Icom, Inc.	2,500	57,883
	Iino Kaiun Kaisha Ltd.	700,800	5,026,628
	IJTT Co. Ltd.	305,354	1,351,960
	Imagica Group, Inc.	37,300	146,442
	Imura & Co. Ltd.	9,500	72,181
#	Inaba Seisakusho Co. Ltd.	106,900	1,067,560
	Inabata & Co. Ltd.	838,200	17,499,112
	Ines Corp.	433,300	4,261,468
	INFRONEER Holdings, Inc.	661,100	6,973,849
	Innotech Corp.	330,900	3,400,553
	Integrated Design & Engineering Holdings Co. Ltd.	277,800	6,166,459
	I-PEX, Inc.	200,400	1,949,755
#	Iseki & Co. Ltd.	283,713	2,057,475
	Ishihara Sangyo Kaisha Ltd.	782,200	7,327,850
	Ishizuka Glass Co. Ltd.	25,099	537,800
	Itochu Enex Co. Ltd.	721,600	7,092,907
	Itochu-Shokuhin Co. Ltd.	79,400	3,445,416
	Itoham Yonekyu Holdings, Inc.	397,040	10,972,644
	Itoki Corp.	511,382	4,924,489
	IwaiCosmo Holdings, Inc.	427,800	5,097,563
	Iyogin Holdings, Inc.	1,292,700	9,305,289
	Izumi Co. Ltd.	84,100	2,126,512
#	J Trust Co. Ltd.	129,770	411,658
	Jaccs Co. Ltd.	447,600	15,385,500
	JAFCO Group Co. Ltd.	800,700	8,624,194
	JANOME Corp.	291,800	1,393,251
	Japan Electronic Materials Corp.	27,000	248,034
#	Japan Foundation Engineering Co. Ltd.	238,100	681,296
	Japan Medical Dynamic Marketing, Inc.	3,000	14,212
	Japan Oil Transportation Co. Ltd.	40,221	764,246
	Japan Pulp & Paper Co. Ltd.	219,300	6,874,952
	Japan Securities Finance Co. Ltd.	542,500	5,402,120
#	Japan Transcity Corp.	850,500	3,733,880
	Japan Wool Textile Co. Ltd.	767,200	6,975,031
	JDC Corp.	239,600	961,862
	Jichodo Co. Ltd.	400	26,633
#	JK Holdings Co. Ltd.	264,000	1,678,108
	JMS Co. Ltd.	297,261	1,046,081

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	J-Oil Mills, Inc.	317,600	$3,728,835
	Joshin Denki Co. Ltd.	204,956	3,255,702
	JSP Corp.	191,099	2,376,624
#	Juki Corp.	314,087	1,239,367
	Juroku Financial Group, Inc.	426,300	11,485,394
	JVCKenwood Corp.	1,778,299	7,642,673
#	K&O Energy Group, Inc.	271,100	4,268,883
	Kamei Corp.	575,500	5,963,231
	Kanaden Corp.	340,900	3,396,654
	Kanagawa Chuo Kotsu Co. Ltd.	2,800	57,098
#	Kanamoto Co. Ltd.	349,400	5,670,467
	Kandenko Co. Ltd.	1,426,800	13,221,195
	Kaneka Corp.	634,500	15,527,350
	Kanematsu Corp.	1,096,730	14,820,731
	Kanto Denka Kogyo Co. Ltd.	55,434	292,930
	Katakura Industries Co. Ltd.	110,400	1,242,339
	Kawada Technologies, Inc.	87,900	3,877,498
	Kawai Musical Instruments Manufacturing Co. Ltd.	25,500	648,278
#	Keihin Co. Ltd.	31,700	377,174
	Keiyo Bank Ltd.	1,395,539	6,331,816
	KEL Corp.	31,900	357,012
	Kenko Mayonnaise Co. Ltd.	142,730	1,479,214
	Kimura Unity Co. Ltd.	93,200	807,759
*	Kitagawa Corp.	99,680	936,177
	Kita-Nippon Bank Ltd.	31,135	479,531
	Kitano Construction Corp.	86,527	1,760,807
	Kitz Corp.	341,000	2,304,204
	Kiyo Bank Ltd.	650,400	6,714,028
	Koatsu Gas Kogyo Co. Ltd.	288,500	1,460,728
	Kohnan Shoji Co. Ltd.	181,676	4,709,579
	Koike Sanso Kogyo Co. Ltd.	300	6,827
#	Kojima Co. Ltd.	197,500	863,259
	Kokuyo Co. Ltd.	116,511	1,805,917
	Komatsu Matere Co. Ltd.	2,400	11,422
	Komatsu Wall Industry Co. Ltd.	156,300	3,005,955
	Komeri Co. Ltd.	555,500	11,518,753
	Komori Corp.	91,071	697,357
*	Konica Minolta, Inc.	5,528,200	15,484,358
	Konoike Transport Co. Ltd.	392,100	5,189,717
#	KPP Group Holdings Co. Ltd.	326,900	1,412,801
	Krosaki Harima Corp.	50,300	3,185,003
#	KRS Corp.	225,400	1,443,399
	K’s Holdings Corp.	271,800	2,529,313
#	KU Holdings Co. Ltd.	194,700	1,422,418
	Kumagai Gumi Co. Ltd.	407,685	10,217,047
	Kurabo Industries Ltd.	271,400	4,063,210
	Kureha Corp.	88,900	5,279,672
	Kurimoto Ltd.	170,000	3,476,427
	Kuriyama Holdings Corp.	88,170	508,730
	KVK Corp.	2,500	27,376
	KYB Corp.	275,000	8,124,036
	Kyodo Printing Co. Ltd.	113,600	2,408,175
	Kyoei Steel Ltd.	368,292	4,671,937
	Kyokuto Kaihatsu Kogyo Co. Ltd.	676,450	8,239,724
	Kyokuto Securities Co. Ltd.	4,300	29,812
	Kyokuyo Co. Ltd.	32,400	824,443
	KYORITSU Co. Ltd.	121,900	136,144
	Kyosan Electric Manufacturing Co. Ltd.	916,900	2,936,198
	Kyowa Electronic Instruments Co. Ltd.	278,200	690,739

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Kyowa Leather Cloth Co. Ltd.	208,500	$908,007
	Kyudenko Corp.	19,600	585,471
	Kyushu Financial Group, Inc.	2,313,155	14,576,287
	Kyushu Leasing Service Co. Ltd.	33,600	207,922
	LEC, Inc.	7,300	49,490
	Lintec Corp.	141,800	2,343,849
	Look Holdings, Inc.	129,799	1,725,983
	Macromill, Inc.	14,000	62,205
#	Maezawa Industries, Inc.	89,600	555,194
#	Maezawa Kasei Industries Co. Ltd.	208,700	2,047,842
	Maezawa Kyuso Industries Co. Ltd.	312,700	2,869,793
	Makino Milling Machine Co. Ltd.	299,500	12,497,619
	Marubun Corp.	305,200	2,230,073
	Marudai Food Co. Ltd.	374,900	4,145,059
	Maruha Nichiro Corp.	627,404	10,740,192
	Maruichi Steel Tube Ltd.	199,200	4,943,420
	MARUKA FURUSATO Corp.	89,714	1,647,463
	Maruyama Manufacturing Co., Inc.	23,200	318,462
#	Maruzen CHI Holdings Co. Ltd.	38,000	82,393
	Maruzen Showa Unyu Co. Ltd.	293,700	7,414,681
	Matsuda Sangyo Co. Ltd.	189,900	3,307,353
	Matsui Construction Co. Ltd.	373,800	1,941,746
	Maxell Ltd.	412,200	4,408,792
	Megmilk Snow Brand Co. Ltd.	637,500	10,275,199
	Meidensha Corp.	8,100	126,902
	Meiji Electric Industries Co. Ltd.	42,500	391,009
#	Meiji Shipping Group Co. Ltd.	11,400	49,030
	Meisei Industrial Co. Ltd.	530,700	3,584,235
	Meiwa Estate Co. Ltd.	178,700	1,378,147
#	Mikuni Corp.	379,130	1,081,765
	Miraial Co. Ltd.	84,700	768,240
	Mirait One Corp.	743,850	9,858,801
	Mirarth Holdings, Inc.	1,256,946	3,663,988
#	Mitani Sangyo Co. Ltd.	130,100	287,026
	Mitsuba Corp.	328,641	1,513,813
	Mitsubishi Kakoki Kaisha Ltd.	85,600	1,531,958
	Mitsubishi Logistics Corp.	225,400	5,896,446
	Mitsubishi Materials Corp.	1,169,799	18,798,217
#	Mitsubishi Paper Mills Ltd.	125,436	484,444
	Mitsubishi Shokuhin Co. Ltd.	165,300	4,358,621
	Mitsubishi Steel Manufacturing Co. Ltd.	143,600	1,376,773
	Mitsui DM Sugar Holdings Co. Ltd.	223,206	4,537,181
	Mitsui E&S Co. Ltd.	165,649	454,130
	Mitsui Mining & Smelting Co. Ltd.	898,885	23,340,993
	Mitsui-Soko Holdings Co. Ltd.	33,300	948,503
	Mitsuuroko Group Holdings Co. Ltd.	443,400	3,812,442
	Miyaji Engineering Group, Inc.	250,200	5,050,923
#	Miyazaki Bank Ltd.	177,526	3,451,512
	Mizuho Leasing Co. Ltd.	394,900	12,563,648
	Mizuno Corp.	306,279	8,984,842
#	MORESCO Corp.	13,000	106,158
	Moriroku Holdings Co. Ltd.	85,300	1,351,066
	Morita Holdings Corp.	123,400	1,265,945
	Morito Co. Ltd.	161,900	1,419,262
	Mory Industries, Inc.	119,900	3,435,407
	MrMax Holdings Ltd.	201,375	826,952
	Mugen Estate Co. Ltd.	126,449	857,453
	Murakami Corp.	57,600	1,171,188
	Musashi Seimitsu Industry Co. Ltd.	12,900	124,159

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Musashino Bank Ltd.	248,299	$4,681,771
	Muto Seiko Co.	3,300	36,063
	Nachi-Fujikoshi Corp.	181,552	4,524,098
	Nadex Co. Ltd.	4,300	28,609
	Nafco Co. Ltd.	179,000	2,189,036
	Nagano Keiki Co. Ltd.	50,800	788,144
	Nagase & Co. Ltd.	1,459,100	22,104,040
#	Nakabayashi Co. Ltd.	359,000	1,227,495
	Nakano Corp.	6,300	16,058
#	Nakayama Steel Works Ltd.	476,100	2,720,642
#	Namura Shipbuilding Co. Ltd.	263,024	1,386,447
	Nanto Bank Ltd.	249,946	4,498,948
	Narasaki Sangyo Co. Ltd.	34,600	545,157
	Nasu Denki Tekko Co. Ltd.	6,600	370,464
	NEC Capital Solutions Ltd.	224,500	4,628,445
	Neturen Co. Ltd.	765,300	5,088,863
	NHK Spring Co. Ltd.	2,553,100	18,065,746
	Nicca Chemical Co. Ltd.	62,400	373,504
#	Nice Corp.	27,600	258,982
#	Nichia Steel Works Ltd.	154,699	310,884
	Nichiden Corp.	79,700	1,324,730
	Nichiha Corp.	20,400	402,818
#	Nichimo Co. Ltd.	51,500	1,341,374
	Nichireki Co. Ltd.	540,400	7,682,868
	Nichirin Co. Ltd.	116,860	2,316,275
	Nihon Chouzai Co. Ltd.	147,200	1,381,963
	Nihon Denkei Co. Ltd.	73,950	911,882
	Nihon Flush Co. Ltd.	2,100	12,356
#	Nihon House Holdings Co. Ltd.	349,397	805,586
	Nihon Kagaku Sangyo Co. Ltd.	89,800	707,062
	Nihon Nohyaku Co. Ltd.	493,300	2,107,640
	Nihon Parkerizing Co. Ltd.	66,700	484,080
	Nihon Plast Co. Ltd.	78,900	231,143
	Nihon Tokushu Toryo Co. Ltd.	186,600	1,449,067
#*	Nihon Yamamura Glass Co. Ltd.	22,600	252,429
	Nikkiso Co. Ltd.	703,238	4,479,377
	Nikko Co. Ltd.	474,600	2,067,049
	Nikkon Holdings Co. Ltd.	681,500	14,460,568
	Nippi, Inc.	13,400	379,384
	Nippn Corp.	597,300	9,096,465
	Nippon Beet Sugar Manufacturing Co. Ltd.	108,300	1,375,912
	Nippon Carbide Industries Co., Inc.	89,506	999,900
	Nippon Chemical Industrial Co. Ltd.	61,800	782,179
*	Nippon Chemi-Con Corp.	300,177	2,545,065
*	Nippon Coke & Engineering Co. Ltd.	2,662,107	1,958,939
	Nippon Concrete Industries Co. Ltd.	754,100	1,580,901
	Nippon Denko Co. Ltd.	1,480,600	2,853,029
	Nippon Densetsu Kogyo Co. Ltd.	363,000	4,948,786
	Nippon Electric Glass Co. Ltd.	1,275,700	25,504,139
#	Nippon Felt Co. Ltd.	122,200	334,014
#	Nippon Filcon Co. Ltd.	104,900	332,702
	Nippon Hume Corp.	494,400	2,891,241
	Nippon Kayaku Co. Ltd.	1,153,400	9,908,284
	Nippon Light Metal Holdings Co. Ltd.	844,089	9,258,066
*	Nippon Paper Industries Co. Ltd.	1,309,946	11,397,996
#	Nippon Rietec Co. Ltd.	22,740	196,227
	Nippon Road Co. Ltd.	393,000	5,163,682
	Nippon Seiki Co. Ltd.	402,700	2,867,176
	Nippon Seisen Co. Ltd.	48,700	1,552,782

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Sharyo Ltd.	21,800	$302,248
*	Nippon Sheet Glass Co. Ltd.	301,100	1,322,941
	Nippon Shokubai Co. Ltd.	328,100	12,186,299
	Nippon Signal Company Ltd.	614,100	3,797,476
	Nippon Soda Co. Ltd.	426,100	15,276,858
#	Nippon Thompson Co. Ltd.	1,132,200	4,035,135
	Nippon Yakin Kogyo Co. Ltd.	250,450	6,679,540
	Nipro Corp.	209,609	1,596,060
	Nishikawa Rubber Co. Ltd.	27,400	242,990
	Nishimoto Co. Ltd.	47,000	1,864,247
	Nishi-Nippon Financial Holdings, Inc.	1,954,800	23,346,394
	Nishio Holdings Co. Ltd.	180,800	4,006,258
	Nissan Shatai Co. Ltd.	183,600	1,050,630
#	Nissan Tokyo Sales Holdings Co. Ltd.	516,300	1,563,678
	Nissei Plastic Industrial Co. Ltd.	317,500	2,163,669
	Nissha Co. Ltd.	467,499	4,860,530
	Nisshin Group Holdings Co. Ltd.	756,000	2,546,538
	Nisshin Oillio Group Ltd.	636,000	17,763,171
	Nisshinbo Holdings, Inc.	2,882,874	20,852,331
	Nissin Corp.	256,500	4,420,471
	Nissui Corp.	1,458,100	7,075,501
	Nitta Corp.	131,196	2,962,412
#	Nitta Gelatin, Inc.	136,400	615,260
	NITTAN Corp.	178,700	362,425
	Nittetsu Mining Co. Ltd.	291,398	9,175,374
	Nitto Boseki Co. Ltd.	74,800	1,683,442
	Nitto Fuji Flour Milling Co. Ltd.	70,800	2,249,789
	Nitto Kohki Co. Ltd.	71,200	893,137
	Nitto Seiko Co. Ltd.	520,300	2,011,707
	NJS Co. Ltd.	15,900	294,455
	Noda Corp.	76,100	629,632
	Nojima Corp.	17,400	154,969
	NOK Corp.	825,320	9,783,162
	Noritake Co. Ltd.	192,200	7,480,682
	Noritsu Koki Co. Ltd.	121,100	2,563,471
	Noritz Corp.	300,602	3,155,800
	North Pacific Bank Ltd.	4,056,900	10,447,292
	Nozawa Corp.	15,300	85,494
	NPR-RIKEN Corp.	272,728	3,091,187
#	NS United Kaiun Kaisha Ltd.	229,200	6,515,127
#	NTN Corp.	8,691,348	15,483,196
	Ogaki Kyoritsu Bank Ltd.	173,930	2,428,981
#	Ohara, Inc.	42,400	354,385
#	Ohashi Technica, Inc.	194,900	2,208,192
	Oiles Corp.	34,000	430,545
	Oita Bank Ltd.	1,200	22,199
	Okabe Co. Ltd.	510,059	2,368,901
	Okasan Securities Group, Inc.	1,303,100	5,892,319
	Oki Electric Industry Co. Ltd.	1,365,986	8,241,310
	Okinawa Financial Group, Inc.	312,040	5,204,524
	Okumura Corp.	347,400	10,626,768
	Okura Industrial Co. Ltd.	157,849	2,854,444
	Okuwa Co. Ltd.	420,247	2,357,423
	Onoken Co. Ltd.	400,950	4,457,257
	Onward Holdings Co. Ltd.	328,904	1,041,429
	Orient Corp.	47,210	351,942
	Oriental Shiraishi Corp.	825,300	1,821,659
	Origin Co. Ltd.	13,900	113,785
	Osaka Steel Co. Ltd.	374,500	4,426,051

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Osaki Electric Co. Ltd.	534,060	$2,270,652
#	OUG Holdings, Inc.	22,500	355,733
	Oyo Corp.	1,500	22,927
	Pacific Industrial Co. Ltd.	895,324	8,218,815
	Pack Corp.	26,800	595,705
	Parker Corp.	31,800	158,774
#	Pegasus Co. Ltd.	335,654	1,135,060
	Pickles Holdings Co. Ltd.	4,595	36,358
	Piolax, Inc.	439,300	6,487,867
	Press Kogyo Co. Ltd.	1,864,300	7,984,842
#	Pressance Corp.	246,800	2,662,637
	Procrea Holdings, Inc.	143,400	1,854,753
	PS Mitsubishi Construction Co. Ltd.	421,700	2,281,337
#	Punch Industry Co. Ltd.	106,800	306,406
	Raiznext Corp.	114,600	1,072,449
	Rasa Corp.	90,900	1,025,214
#	Rasa Industries Ltd.	97,300	1,270,469
	Raysum Co. Ltd.	15,368	331,142
	Rengo Co. Ltd.	3,165,600	20,963,957
	Restar Holdings Corp.	115,900	1,906,237
#	Retail Partners Co. Ltd.	120,700	1,376,485
#	Rhythm Co. Ltd.	125,100	1,972,331
	Ricoh Leasing Co. Ltd.	364,300	10,895,423
	Riken Technos Corp.	941,400	5,369,917
	Ryobi Ltd.	352,932	6,619,874
	RYODEN Corp.	368,900	5,742,910
#	Ryosan Co. Ltd.	150,200	4,733,211
	S Foods, Inc.	4,400	93,076
	S LINE GROUP Co. Ltd.	5,300	30,210
	Sakai Chemical Industry Co. Ltd.	231,400	3,168,081
	Sakai Heavy Industries Ltd.	71,100	2,451,464
	Sakata INX Corp.	297,530	2,487,078
	Sala Corp.	635,900	3,117,655
	San Holdings, Inc.	386,400	2,634,394
	San ju San Financial Group, Inc.	23,500	306,088
	San-Ai Obbli Co. Ltd.	909,900	9,824,638
	San-In Godo Bank Ltd.	3,013,100	20,753,489
	Sanki Engineering Co. Ltd.	441,900	5,136,418
	Sanko Gosei Ltd.	269,699	966,789
	Sanko Metal Industrial Co. Ltd.	40,300	1,226,091
	Sankyo Seiko Co. Ltd.	221,300	1,147,991
	Sankyo Tateyama, Inc.	312,238	1,647,811
#	Sanoh Industrial Co. Ltd.	402,300	2,349,659
	Sansei Technologies, Inc.	62,500	450,851
	Sansha Electric Manufacturing Co. Ltd.	208,900	1,673,912
	Sanyo Chemical Industries Ltd.	182,200	4,843,923
	Sanyo Denki Co. Ltd.	48,200	1,783,095
	Sanyo Industries Ltd.	46,400	618,700
	Sanyo Shokai Ltd.	9,300	167,860
	Sanyo Special Steel Co. Ltd.	503,100	8,574,219
	Sanyo Trading Co. Ltd.	106,400	938,674
	Sata Construction Co. Ltd.	67,200	273,906
	Sato Shoji Corp.	231,500	2,267,500
#	Satori Electric Co. Ltd.	53,900	663,118
	Sawai Group Holdings Co. Ltd.	14,439	460,162
#	Saxa Holdings, Inc.	94,699	1,397,302
	Seibu Electric & Machinery Co. Ltd.	5,500	50,016
	Seika Corp.	160,066	2,292,074
	Seikitokyu Kogyo Co. Ltd.	298,570	3,176,284

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seiko Group Corp.	292,100	$4,561,462
	Seino Holdings Co. Ltd.	859,000	12,494,947
	Sekisui Jushi Corp.	226,200	3,688,761
	Sekisui Kasei Co. Ltd.	265,534	772,544
	Senshu Ikeda Holdings, Inc.	2,957,280	6,950,058
	Shibusawa Warehouse Co. Ltd.	157,100	3,053,070
	Shibuya Corp.	34,300	559,938
	Shiga Bank Ltd.	299,900	7,930,952
	Shikibo Ltd.	57,270	405,289
	Shikoku Bank Ltd.	460,599	3,293,000
	Shin Nippon Air Technologies Co. Ltd.	63,320	976,042
	Shinagawa Refractories Co. Ltd.	635,000	6,160,647
	Shindengen Electric Manufacturing Co. Ltd.	102,660	1,942,085
	Shinko Shoji Co. Ltd.	139,900	1,086,818
	Shinmaywa Industries Ltd.	297,700	2,375,621
	Shinnihon Corp.	422,000	3,401,322
	Shinsho Corp.	115,499	4,179,636
	Shinwa Co. Ltd.	1,400	22,220
	Shinwa Co. Ltd.	134,400	661,646
	Shizuoka Gas Co. Ltd.	690,700	4,692,925
	Showa Sangyo Co. Ltd.	110,600	2,212,832
	Sigma Koki Co. Ltd.	4,200	39,862
	Siix Corp.	146,816	1,375,449
	Sinanen Holdings Co. Ltd.	170,500	4,583,061
	Sinfonia Technology Co. Ltd.	191,000	2,002,768
	Sinko Industries Ltd.	800	11,731
	Sintokogio Ltd.	214,962	1,493,428
	SK-Electronics Co. Ltd.	70,415	1,327,543
	SKY Perfect JSAT Holdings, Inc.	2,944,100	13,626,600
	SMK Corp.	70,149	1,137,191
	SNT Corp.	422,000	675,347
	Soda Nikka Co. Ltd.	146,000	985,457
#	Sodick Co. Ltd.	699,200	3,526,649
	Soft99 Corp.	88,100	802,396
	Soken Chemical & Engineering Co. Ltd.	79,100	1,120,559
#	Space Co. Ltd.	7,400	44,339
	SPK Corp.	106,136	1,261,036
	Starzen Co. Ltd.	188,590	3,209,622
	Stella Chemifa Corp.	74,700	1,581,046
	Subaru Enterprise Co. Ltd.	24,500	2,088,936
	Sugimoto & Co. Ltd.	133,219	1,834,703
	Sumida Corp.	24,000	206,202
#	Suminoe Textile Co. Ltd.	77,800	1,135,309
	Sumitomo Mitsui Construction Co. Ltd.	245,372	650,983
	Sumitomo Osaka Cement Co. Ltd.	454,024	10,569,075
	Sumitomo Riko Co. Ltd.	641,700	4,007,708
	Sumitomo Seika Chemicals Co. Ltd.	128,515	3,952,476
	Sumitomo Warehouse Co. Ltd.	1,120,500	17,938,719
	Sun Frontier Fudousan Co. Ltd.	471,500	4,574,972
#	Suncall Corp.	331,200	1,068,488
	Sun-Wa Technos Corp.	260,300	3,822,664
	Suruga Bank Ltd.	2,682,600	11,462,280
	Suzuken Co. Ltd.	4,000	122,519
#	Suzuki Co. Ltd.	195,923	1,522,229
	SWCC Corp.	29,800	414,348
	T RAD Co. Ltd.	67,200	926,654
	T&K Toka Co. Ltd.	224,400	2,141,672
	Tachibana Eletech Co. Ltd.	376,520	6,705,788
	Tachikawa Corp.	205,500	1,902,375

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tachi-S Co. Ltd.	38,300	$420,215
	Tadano Ltd.	148,900	1,119,448
	Taihei Dengyo Kaisha Ltd.	250,600	6,560,074
	Taiheiyo Cement Corp.	1,058,321	18,137,119
	Taiheiyo Kouhatsu, Inc.	68,700	348,930
#	Taiho Kogyo Co. Ltd.	231,099	1,195,841
	Taisei Lamick Co. Ltd.	10,000	196,885
	Takamatsu Construction Group Co. Ltd.	133,600	2,432,461
#	Takano Co. Ltd.	111,500	598,012
	Takaoka Toko Co. Ltd.	222,244	3,032,038
	Takara Standard Co. Ltd.	633,953	7,695,687
	Takasago International Corp.	201,810	4,308,105
#	Takashima & Co. Ltd.	218,400	1,298,713
	Takashimaya Co. Ltd.	1,714,517	23,315,995
#	TAKEBISHI Corp.	58,900	705,428
	Tamura Corp.	24,499	79,932
	Tanabe Engineering Corp.	22,700	207,429
#*	Tatsuta Electric Wire & Cable Co. Ltd.	632,300	2,884,843
	Tayca Corp.	111,400	1,249,474
#	Tbk Co. Ltd.	348,900	874,877
	Techno Ryowa Ltd.	220,770	1,933,525
	Teijin Ltd.	1,361,039	12,318,867
	Teikoku Sen-I Co. Ltd.	32,600	406,300
	Teikoku Tsushin Kogyo Co. Ltd.	152,100	1,882,169
	Tekken Corp.	51,700	699,838
	Tenma Corp.	333,300	5,594,260
	Terasaki Electric Co. Ltd.	12,400	133,301
#	Tigers Polymer Corp.	247,300	1,068,110
	Toa Corp.	269,100	1,847,088
#	Toa Corp.	290,600	7,226,989
	TOA ROAD Corp.	193,500	7,337,333
	Toagosei Co. Ltd.	1,719,300	15,773,766
	Tobishima Corp.	288,997	2,651,866
	TOC Co. Ltd.	309,900	1,307,053
	Toda Corp.	2,195,300	12,191,344
	Toenec Corp.	215,500	5,873,697
	Togami Electric Manufacturing Co. Ltd.	12,200	177,329
	Toho Bank Ltd.	354,600	685,528
	Toho Holdings Co. Ltd.	638,100	14,384,748
	Toho Zinc Co. Ltd.	220,753	2,342,601
	Tohoku Bank Ltd.	70,271	563,122
	Tohoku Steel Co. Ltd.	7,500	87,335
	Tokai Carbon Co. Ltd.	391,400	3,003,559
	Tokai Corp.	60,063	759,166
	Tokai Lease Co. Ltd.	11,399	97,397
	Tokai Rika Co. Ltd.	878,900	13,791,960
	Tokai Tokyo Financial Holdings, Inc.	2,432,648	8,262,524
	Token Corp.	2,900	152,193
	Tokushu Tokai Paper Co. Ltd.	160,181	3,820,754
	Tokuyama Corp.	1,017,179	15,421,624
	Tokyo Energy & Systems, Inc.	529,610	3,357,370
#	Tokyo Keiki, Inc.	244,576	2,397,544
	Tokyo Kiraboshi Financial Group, Inc.	284,288	8,390,991
	Tokyo Rakutenchi Co. Ltd.	2,200	59,935
	Tokyo Rope Manufacturing Co. Ltd.	177,200	1,608,688
	Tokyo Sangyo Co. Ltd.	484,900	2,670,791
	Tokyo Tekko Co. Ltd.	122,800	3,015,802
	Tokyu Construction Co. Ltd.	6,500	33,445
	Toli Corp.	898,300	2,004,865

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Tomato Bank Ltd.	70,200	$547,272
	Tomen Devices Corp.	700	23,308
	Tomoe Corp.	641,900	2,486,959
#	Tomoe Engineering Co. Ltd.	112,500	1,986,775
	Tomoku Co. Ltd.	235,064	3,653,619
	TOMONY Holdings, Inc.	1,715,386	5,780,551
	Tonami Holdings Co. Ltd.	144,000	4,144,267
	Topre Corp.	405,399	4,368,344
	Topy Industries Ltd.	241,400	3,888,979
#	Torigoe Co. Ltd.	103,800	504,996
	Tosei Corp.	278,700	3,293,308
	Towa Bank Ltd.	111,000	498,122
	Towa Pharmaceutical Co. Ltd.	67,840	1,247,059
	Toyo Construction Co. Ltd.	1,361,200	11,106,620
	Toyo Denki Seizo KK.	23,050	142,079
*	Toyo Engineering Corp.	96,785	385,602
	Toyo Ink SC Holdings Co. Ltd.	533,300	9,059,677
	Toyo Kanetsu KK	93,800	2,063,307
#	Toyo Logistics Co. Ltd.	6,399	60,788
#	Toyo Machinery & Metal Co. Ltd.	341,500	1,405,464
	Toyo Tire Corp.	1,153,800	17,137,556
#	Toyo Wharf & Warehouse Co. Ltd.	49,199	455,034
	Toyobo Co. Ltd.	1,241,674	8,330,919
	Toyoda Gosei Co. Ltd.	135,800	2,698,015
	TPR Co. Ltd.	270,297	3,168,409
	Trinity Industrial Corp.	12,100	78,551
	Trusco Nakayama Corp.	11,900	179,601
	TS Tech Co. Ltd.	971,000	10,875,382
#	TSI Holdings Co. Ltd.	595,733	3,180,541
#	Tsubaki Nakashima Co. Ltd.	1,897	9,276
	Tsubakimoto Chain Co.	384,172	9,711,193
	Tsubakimoto Kogyo Co. Ltd.	22,700	755,213
	Tsukishima Holdings Co. Ltd.	418,030	3,549,230
	Tsukuba Bank Ltd.	482,367	958,760
	Tsumura & Co.	62,600	1,120,119
	Tsurumi Manufacturing Co. Ltd.	261,400	5,504,746
	TV Asahi Holdings Corp.	281,700	3,036,730
	Tv Tokyo Holdings Corp.	127,500	2,427,074
#	TYK Corp.	479,200	1,033,774
	UACJ Corp.	614,469	12,507,655
	UBE Corp.	1,817,755	27,991,228
	Ueki Corp.	28,500	271,373
	Unipres Corp.	540,239	3,807,817
*	Unitika Ltd.	521,843	680,312
	Universal Entertainment Corp.	35,821	510,958
	Urbanet Corp. Co. Ltd.	58,800	150,709
	Ushio, Inc.	8,600	104,881
	V Technology Co. Ltd.	8,000	98,895
	Valor Holdings Co. Ltd.	504,630	7,899,687
	Vital KSK Holdings, Inc.	29,500	199,162
	Wakachiku Construction Co. Ltd.	155,900	3,129,804
	Wakita & Co. Ltd.	836,800	8,377,517
	Warabeya Nichiyo Holdings Co. Ltd.	239,200	5,495,130
	Wellneo Sugar Co. Ltd.	184,600	2,500,433
#	Wood One Co. Ltd.	62,375	439,488
	World Co. Ltd.	214,400	2,215,641
	Wowow, Inc.	48,400	348,365
	Xebio Holdings Co. Ltd.	353,103	2,272,562
	Yachiyo Industry Co. Ltd.	83,800	773,874

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yahagi Construction Co. Ltd.	242,800	$2,110,598
#	Yaizu Suisankagaku Industry Co. Ltd.	20,680	163,378
	YAMABIKO Corp.	370,896	3,523,439
	Yamae Group Holdings Co. Ltd.	58,000	1,384,778
	Yamagata Bank Ltd.	15,100	116,672
	Yamaguchi Financial Group, Inc.	85,947	788,774
	Yamanashi Chuo Bank Ltd.	11,200	139,805
	Yamatane Corp.	203,099	2,987,858
	Yamato Corp.	335,800	2,041,584
#	Yamaya Corp.	57,600	1,098,140
	Yamazen Corp.	153,100	1,240,336
	Yasuda Logistics Corp.	299,000	2,155,859
	Yellow Hat Ltd.	205,700	2,488,751
#	Yodogawa Steel Works Ltd.	440,700	10,317,585
	Yokogawa Bridge Holdings Corp.	166,100	2,745,547
	Yokorei Co. Ltd.	1,129,800	8,687,341
	Yokowo Co. Ltd.	8,700	71,990
	Yondenko Corp.	166,100	3,238,065
	Yorozu Corp.	231,600	1,377,644
	Yotai Refractories Co. Ltd.	99,100	946,240
	Yuasa Funashoku Co. Ltd.	39,199	772,515
	Yuasa Trading Co. Ltd.	74,100	2,026,762
	Yuken Kogyo Co. Ltd.	17,000	253,103
	Yurtec Corp.	1,000,000	6,513,531
	Yushiro Chemical Industry Co. Ltd.	150,000	1,461,459
	Yutaka Giken Co. Ltd.	10,000	128,890
	Zaoh Co. Ltd.	11,100	177,360

TOTAL JAPAN			2,766,240,583

NETHERLANDS — (2.2%)
	Acomo NV	6,516	133,137
	Allfunds Group PLC	30,256	154,854
	APERAM SA	1,067,620	29,583,982
	ASR Nederland NV	1,574,912	58,773,298
Ω	B&S Group SARL	2,877	10,403
	Brunel International NV	15,140	211,082
	Flow Traders Ltd.	24,623	450,058
	ForFarmers NV	192,888	473,520
*	Fugro NV	659,280	10,889,304
	Kendrion NV	29,549	358,948
	Koninklijke BAM Groep NV	4,604,054	9,513,774
	Koninklijke Heijmans NV, CVA	571,157	6,560,808
	Koninklijke Vopak NV	326,057	10,993,698
#	MFE-MediaForEurope NV, Class B	281,664	747,431
	SBM Offshore NV	4,229,740	52,679,129
Ω	Signify NV	1,506,679	39,057,380
	Sligro Food Group NV	5,182	88,406
*††	SRH NV	4,044,025	0
	Van Lanschot Kempen NV	90,622	2,435,382

TOTAL NETHERLANDS.			223,114,594

NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	2,199,150	858,287
	Arvida Group Ltd.	2,478,080	1,634,861
	Channel Infrastructure NZ Ltd.	336,116	280,229
	Chorus Ltd.	813,876	3,404,270
	Colonial Motor Co. Ltd.	247,107	1,274,622
	Heartland Group Holdings Ltd.	497,283	443,705

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	KMD Brands Ltd.	3,673,188	$1,776,792
	Millennium & Copthorne Hotels New Zealand Ltd.	814,983	855,789
	NZME Ltd.	1,169,418	586,572
	Oceania Healthcare Ltd.	1,339,372	531,298
	PGG Wrightson Ltd.	140,302	261,044
*††	RPNZ Ltd.	832,183	0
#	Sanford Ltd.	857,758	1,881,334
	SKY Network Television Ltd.	1,001,661	1,681,486
	SKYCITY Entertainment Group Ltd.	616,940	672,461
	Summerset Group Holdings Ltd.	242,646	1,377,988
	Tourism Holdings Ltd.	243,545	460,639
	TOWER Ltd.	403,954	150,515

TOTAL NEW ZEALAND			18,131,892

NORWAY — (1.1%)
	2020 Bulkers Ltd.	37,670	340,114
*	Akastor ASA	594,168	559,437
*	Aker BioMarine ASA	6,974	23,096
	Aker Solutions ASA	1,342,761	5,361,988
	AMSC ASA	824,081	1,838,256
	Austevoll Seafood ASA	118,157	807,551
#Ω	Avance Gas Holding Ltd.	180,229	2,400,648
	B2 Impact ASA	1,569,622	1,004,051
	Belships ASA	39,894	62,574
	Bonheur ASA	158,562	2,743,183
#*	Borr Drilling Ltd.	62,996	386,165
*	BW Energy Ltd.	1,130,518	2,832,541
Ω	BW LPG Ltd.	1,713,127	24,250,092
	BW Offshore Ltd.	1,571,508	3,284,159
#*	Cadeler AS.	9,566	30,325
#	DNO ASA	5,896,634	6,011,444
Ω	Elkem ASA	54,628	84,558
	FLEX LNG Ltd.	25,877	793,245
	Golden Ocean Group Ltd.	115,920	857,690
	Grieg Seafood ASA	95,098	631,623
	Hoegh Autoliners ASA	219,861	1,777,712
Ω	Klaveness Combination Carriers ASA	1,337	9,123
*	Kongsberg Automotive ASA	6,830,738	1,213,910
*	LINK Mobility Group Holding ASA	313,512	323,678
	MPC Container Ships ASA	1,914,183	2,705,855
#*Ω	Norske Skog ASA	310,550	1,134,504
*	NRC Group ASA	74,482	77,846
	Odfjell Drilling Ltd.	1,966,598	6,883,751
	Odfjell SE, Class A	307,399	3,263,601
	Odfjell Technology Ltd.	345,144	1,715,469
*	OKEAASA	16,957	58,698
Ω	Okeanis Eco Tankers Corp.	118,714	3,423,190
	Panoro Energy ASA	39,918	110,798
	Pareto Bank ASA	70,593	328,746
*	Pexip Holding ASA	32,125	52,415
*	PGS ASA	6,842,265	6,217,815
Ω	Scatec ASA	110,435	558,089
#	Selvaag Bolig ASA	14,297	34,042
*Ω	Shelf Drilling Ltd.	991,901	2,667,680
*	Siem Offshore, Inc.	180,328	412,689
#*	Solstad Offshore ASA	26,825	57,200
	Sparebank 1 Oestlandet.	95,136	1,056,901
	SpareBank 1 Sorost-Norge	44,074	234,375
	Sparebanken More	22,735	156,293

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Stolt-Nielsen Ltd.	516,902	$17,023,829
	Wilh Wilhelmsen Holding ASA, Class A	213,929	6,015,204

TOTAL NORWAY			111,816,153

PORTUGAL — (0.4%)
*	Banco Comercial Portugues SA, Class R	106,844,352	32,792,214
	Sonae SGPS SA	10,230,521	10,064,586

TOTAL PORTUGAL			42,856,800

SINGAPORE — (0.7%)
	Amara Holdings Ltd.	96,100	30,890
*	Avarga Ltd.	61,600	7,912
*	Banyan Tree Holdings Ltd.	2,791,500	787,329
	Bonvests Holdings Ltd.	1,274,180	978,644
	Bukit Sembawang Estates Ltd.	104,000	274,913
	China Aviation Oil Singapore Corp. Ltd.	1,580,900	929,600
	Chuan Hup Holdings Ltd.	5,058,100	702,253
	Del Monte Pacific Ltd.	943,400	111,725
*††	DMX Technologies Group Ltd.	3,585,000	0
#*††	Ezra Holdings Ltd.	12,978,893	0
#	Far East Orchard Ltd.	3,404,307	2,536,771
	First Resources Ltd.	290,000	320,196
	First Sponsor Group Ltd.	1,045,655	917,888
	Frencken Group Ltd.	2,197,600	1,674,662
	Geo Energy Resources Ltd.	1,214,600	261,097
	Golden Agri-Resources Ltd.	53,810,100	10,616,878
#	GP Industries Ltd.	202,408	91,826
#	GuocoLand Ltd.	2,679,900	2,954,553
	Haw Par Corp. Ltd.	291,400	2,035,764
	Hiap Hoe Ltd.	65,200	30,727
	Ho Bee Land Ltd.	5,835,400	7,714,457
#	Hong Fok Corp. Ltd.	5,375,060	3,413,484
	Hong Leong Asia Ltd.	3,032,000	1,385,058
	Hong Leong Finance Ltd.	1,148,400	2,057,155
#	Hotel Grand Central Ltd.	2,738,449	1,596,397
	Hutchison Port Holdings Trust	29,549,800	4,641,505
#*††	Hyflux Ltd.	6,643,700	0
	Indofood Agri Resources Ltd.	423,200	93,527
	InnoTek Ltd.	62,100	17,269
	ISDN Holdings Ltd.	204,365	48,525
	Japfa Ltd.	3,844,959	520,170
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	74,866
*	Marco Polo Marine Ltd.	1,091,000	40,665
	Metro Holdings Ltd.	6,355,960	2,460,016
#*††	Midas Holdings Ltd.	29,676,800	0
	Netlink NBN Trust	1,355,600	821,977
#	OUE Ltd.	3,540,000	2,665,080
	Oxley Holdings Ltd.	69,709	5,102
#	PSC Corp. Ltd.	3,464,343	807,857
	QAF Ltd.	3,199,408	1,904,935
*	Raffles Education Ltd.	3,747,590	145,051
	Samudera Shipping Line Ltd.	141,300	63,529
*	Seatrium Ltd.	7,040,800	576,634
	Sinarmas Land Ltd.	387,100	48,744
#	Sing Holdings Ltd.	1,587,200	383,103
	Sing Investments & Finance Ltd.	264,900	189,843
	Singapore Land Group Ltd.	1,862,021	2,691,754

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Post Ltd.	2,164,500	$710,899
	Singapura Finance Ltd.	210,000	110,306
	Stamford Land Corp. Ltd.	7,641,128	2,063,822
	Straits Trading Co. Ltd.	817,600	1,147,020
#*††	Swiber Holdings Ltd.	10,100,850	0
*††	Swiber Holdings Ltd.	10,173,200	0
	Tiong Woon Corp. Holding Ltd.	2,037,650	743,323
	Tuan Sing Holdings Ltd.	13,608,959	2,683,663
	UOB-Kay Hian Holdings Ltd.	431,404	413,290
	Valuetronics Holdings Ltd.	254,200	93,670
	Venture Corp. Ltd.	10,800	92,214
	Wee Hur Holdings Ltd.	225,000	28,846
	Wing Tai Holdings Ltd.	6,396,054	6,308,117
	Yeo Hiap Seng Ltd.	323,363	146,943

TOTAL SINGAPORE			74,172,444

SPAIN — (3.2%)
	Acerinox SA	3,101,469	30,217,114
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	65,289	1,042,066
	Almirall SA	197	1,794
	Atresmedia Corp. de Medios de Comunicacion SA	457,153	1,712,986
	Banco de Sabadell SA	96,841,677	120,412,336
	Bankinter SA	8,945,087	56,563,883
	Construcciones y Auxiliar de Ferrocarriles SA	1,976	59,026
#	Ebro Foods SA	1,567,249	26,680,343
	Elecnor SA	48,576	816,267
	Ence Energia y Celulosa SA	211,079	631,429
	Ercros SA	2,609,508	8,050,449
	Fomento de Construcciones y Contratas SA	17,065	216,502
Ω	Gestamp Automocion SA	1,471,368	5,414,318
	Grupo Catalana Occidente SA	699,967	22,422,432
	Iberpapel Gestion SA	63,323	1,078,519
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	513,715	442,837
#	Mapfre SA	15,911,485	33,075,531
Ω	Neinor Homes SA	305,926	3,154,424
	Prosegur Compania de Seguridad SA	294,068	439,710
	Tubacex SA	1,533,897	4,564,056
Ω	Unicaja Banco SA	1,685,916	1,756,582
#	Vocento SA	678,452	447,823

TOTAL SPAIN			319,200,427

SWEDEN — (2.2%)
Ω	AcadeMedia AB	1,174,331	4,868,462
	AddLife AB, Class B	19,910	130,058
	AFRYAB	310,185	3,259,139
Ω	Alimak Group AB	523,429	3,082,947
	Alleima AB	100,124	609,476
	Alligo AB, Class B	287,215	2,257,908
Ω	Ambea AB	459,728	1,707,154
	AQ Group AB	17,712	717,504
	Arjo AB, Class B	1,888,911	6,317,329
*Ω	Attendo AB	896,143	2,837,827
#	BE Group AB	10,035	67,124
	Bergman & Beving AB	448,290	6,010,348
	Betsson AB, Class B	1,563,346	15,734,049
*	Better Collective AS	2,294	55,439
*	Bonava AB, Class B	283,229	443,603

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Bulten AB	280,717	$1,568,972
	Bure Equity AB	358,976	7,177,325
*	Byggmax Group AB	886,473	2,258,004
#*	Catena Media PLC	68,674	106,533
	Cloetta AB, Class B	3,134,748	5,027,706
Ω	Dometic Group AB	427,773	2,639,706
*	Doro AB	285,051	467,582
#*Ω	Dustin Group AB	191,574	215,668
	Elanders AB, Class B	146,142	1,094,001
*Ω	Eltel AB	29,797	17,504
	Fagerhult Group AB	108,219	547,477
	Granges AB	2,129,432	20,501,626
*Ω	Hoist Finance AB	709,208	1,994,751
*	Humana AB	202,646	514,443
#*	International Petroleum Corp.	1,463,048	15,509,707
#	Intrum AB	74,539	382,854
	Inwido AB	1,028,043	10,505,504
	ITAB Shop Concept AB	135,825	114,561
	JM AB	819,589	8,746,302
	Kabe Group AB, Class B	1,549	37,148
	KNOW IT AB	32,241	404,755
	Lindab International AB	1,172,394	18,065,870
	Loomis AB	358,353	9,309,019
	MEKO AB	706,027	5,684,569
*	Modern Times Group MTG AB, Class B	359,160	2,883,193
	Momentum Group AB	289,288	2,509,887
	NCC AB, Class B	556,628	5,702,250
#	New Wave Group AB, Class B	1,813,270	11,841,603
*	Nobia AB	524,504	390,054
	Nordic Waterproofing Holding AB	193,923	2,803,137
*	Norion Bank AB	363,364	1,174,377
	Pandox AB	60,024	590,817
	Peab AB, Class B	1,584,084	5,904,952
	Pricer AB, Class B	207,112	121,192
	Ratos AB, Class B	3,172,041	8,836,439
	Rejlers AB	10,104	105,933
Ω	Resurs Holding AB	721,512	1,407,604
	Rottneros AB	1,516,578	1,601,850
	Scandi Standard AB	73,148	365,938
#	Sensys Gatso Group AB	15,936	86,128
#*Ω	Sinch AB	1,656,117	2,624,503
	Solid Forsakring AB	100,731	525,747
*	Stillfront Group AB	2,086,530	2,159,927
	Storskogen Group AB, Class B	1,936,586	1,147,394
	Tethys Oil AB	445,546	2,278,912
	VBG Group AB, Class B	63,546	1,321,973
	Vitrolife AB	9,300	121,246

TOTAL SWEDEN			217,495,010

SWITZERLAND — (6.6%)
	Adecco Group AG	1,620,498	61,325,391
	Allreal Holding AG	200,024	32,096,969
#*	ams-OSRAM AG	1,614,456	5,761,011
	Arbonia AG	813,838	6,971,417
#*	Autoneum Holding AG	55,821	6,337,515
	Baloise Holding AG	350,114	50,271,415
	Banque Cantonale de Geneve	34,944	8,628,700
	Banque Cantonale du Jura SA	3,334	185,433
	Banque Cantonale Vaudoise	44,941	5,079,873

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Bell Food Group AG	41,071	$12,235,244
	Bellevue Group AG	22,177	484,210
	Berner Kantonalbank AG	50,709	13,281,520
	Bystronic AG	5,784	2,764,623
	Calida Holding AG	48,581	1,365,698
	Carlo Gavazzi Holding AG	8,919	3,031,662
	Cembra Money Bank AG	180,802	12,466,368
#*	Cicor Technologies Ltd.	21,958	1,055,059
	Cie Financiere Tradition SA	21,159	2,696,896
	Clariant AG	177,056	2,515,597
	EFG International AG	1,978,999	23,782,299
	Energiedienst Holding AG	28,704	1,268,572
#	Feintool International Holding AG	71,208	1,562,660
	Flughafen Zurich AG	15,352	2,868,702
*	GAM Holding AG	1,795,338	846,618
#*	Gurit Holding AG, Class BR	27,551	2,147,684
	Helvetia Holding AG	623,560	83,827,527
	Huber & Suhner AG	30,639	2,098,173
	Implenia AG	308,199	9,586,574
	Investis Holding SA	22,913	2,374,747
	Jungfraubahn Holding AG	23,744	4,030,247
*	Kudelski SA	81,167	118,669
	Landis+Gyr Group AG	257,519	19,105,832
	Liechtensteinische Landesbank AG	203,052	14,065,904
	Luzerner Kantonalbank AG	164,899	12,964,279
Ω	Medmix AG	27,422	570,011
	Meier Tobler Group AG	2,189	75,343
	Metall Zug AG, Class B	1,157	1,658,203
	Mobimo Holding AG	130,513	36,049,332
	OC Oerlikon Corp. AG	1,184,107	4,717,148
	Orell Fuessli AG	244	18,784
*	Phoenix Mecano AG	7,990	3,235,548
*Ω	PolyPeptide Group AG	2,934	55,092
	Rieter Holding AG	23,071	1,959,414
	Schweiter Technologies AG	6,023	3,371,774
	Siegfried Holding AG	62,993	49,954,613
	St Galler Kantonalbank AG	51,176	27,783,057
	Sulzer AG	81,974	6,765,416
	Swiss Prime Site AG	675,650	62,800,253
#*	Swiss Steel Holding AG	2,654,626	291,827
	Thurgauer Kantonalbank	11,153	1,502,111
	TX Group AG	9,677	899,585
	Valiant Holding AG	11,410	1,244,049
	Vaudoise Assurances Holding SA	22,405	10,439,674
	Vetropack Holding AG	136,775	5,362,243
	Vontobel Holding AG	315,907	18,479,940
	VP Bank AG, Class A	64,635	5,856,241
*	V-ZUG Holding AG	17,743	1,143,758
	Walliser Kantonalbank	17,098	2,050,958
	Zehnder Group AG	110,602	5,732,124
	Zug Estates Holding AG, Class B	874	1,447,036
	Zuger Kantonalbank AG	380	3,283,894

TOTAL SWITZERLAND			665,950,516

UNITED KINGDOM — (10.4%)
	abrdn PLC	3,212,230	6,132,453
#	Alliance Pharma PLC	888,194	433,538
	Anglo-Eastern Plantations PLC	338,140	2,887,388
	Ashmore Group PLC	222,350	458,743

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Atalaya Mining PLC	9,194	$33,501
*	Auction Technology Group PLC	1,993	13,592
*	Babcock International Group PLC	388,572	1,848,836
Ω	Bakkavor Group PLC	2,500,628	2,680,493
	Balfour Beatty PLC	8,646,576	32,587,843
	Bank of Georgia Group PLC	852,614	34,519,963
	Bellway PLC	2,001,620	50,938,632
	Bloomsbury Publishing PLC	743,214	3,599,337
	Bodycote PLC	2,036,635	14,244,840
#*	boohoo Group PLC	396,223	151,611
	Breedon Group PLC	916,819	3,491,558
	Burford Capital Ltd.	550,620	6,807,906
	C&C Group PLC	1,034,692	1,753,158
	Camellia PLC	661	36,089
	Capital Ltd.	166,611	159,060
	Capricorn Energy PLC	771,677	1,465,142
*	Card Factory PLC	2,500,940	2,951,901
	Carr’s Group PLC	643,356	1,018,805
	Castings PLC	475,946	2,142,838
	Centamin PLC	23,425,969	23,479,214
	Central Asia Metals PLC	1,421,555	2,823,881
	Chemring Group PLC	1,369,032	4,662,030
	Chesnara PLC	637,584	1,960,653
	Close Brothers Group PLC	2,497,744	24,248,164
Ω	CMC Markets PLC	28,656	32,871
	Crest Nicholson Holdings PLC	3,669,443	7,142,105
	Currys PLC	3,459,980	1,884,382
*	De La Rue PLC	217,547	154,425
	DFS Furniture PLC	544,616	681,406
*	Direct Line Insurance Group PLC	4,628,439	8,533,709
	Diversified Energy Co. PLC	226,072	183,913
	Dowlais Group PLC	62,270	75,813
	Drax Group PLC	2,715,854	13,953,440
	DS Smith PLC	1,320,150	4,578,898
	Ecora Resources PLC	2,770,896	2,893,608
*	Elementis PLC	7,000,033	10,077,265
*	EnQuest PLC	23,245,658	4,570,354
	Epwin Group PLC	229,279	175,724
	Essentra PLC	146,883	265,408
*	Ferrexpo PLC	605,343	556,370
	Firstgroup PLC	10,401,974	20,017,562
#	Flowtech Fluidpower PLC	90,707	89,949
	Foxtons Group PLC	1,875,774	856,888
*	Frasers Group PLC	2,203,767	21,537,370
*	Frontier Developments PLC	3,175	9,308
	Future PLC	135,633	1,464,497
	Galliford Try Holdings PLC	711,286	1,871,931
*	Gem Diamonds Ltd.	218,874	29,186
	Genel Energy PLC	1,089,373	1,083,452
	Genuit Group PLC	362,345	1,169,077
*	Georgia Capital PLC	103,060	1,155,376
	Grafton Group PLC	5,241,423	49,339,311
	Grainger PLC	9,219,684	25,517,563
*	Greencore Group PLC	3,466,156	3,797,242
*	Griffin Mining Ltd.	11,516	12,392
#	Gulf Keystone Petroleum Ltd.	3,492,440	5,145,793
*Ω	Gym Group PLC	24,249	29,783
#	H&T Group PLC	77,164	458,431
	Halfords Group PLC	3,478,372	8,500,549

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Hargreaves Services PLC	18,548	$96,310
	Harworth Group PLC	331,593	399,218
	Headlam Group PLC	386,435	850,820
	Helical PLC	1,641,593	3,834,360
	Henry Boot PLC	1,150,687	2,418,433
*	Hochschild Mining PLC	1,375,782	1,567,303
	Hunting PLC	1,847,167	6,503,112
Ω	Ibstock PLC	1,721,516	2,563,096
	IG Group Holdings PLC	630,862	4,900,911
	Inchcape PLC	1,080,863	8,763,066
*	International Distributions Services PLC	5,504,514	16,919,378
	International Personal Finance PLC	1,204,000	1,916,268
	iomart Group PLC	55,118	100,536
	IP Group PLC	467,830	249,737
*	James Fisher & Sons PLC	39,842	144,124
*	John Wood Group PLC	8,308,414	14,388,311
	Johnson Matthey PLC	300,867	5,469,517
	Jupiter Fund Management PLC	3,105,306	2,966,410
*Ω	Just Eat Takeaway.com NV	4,013	48,825
	Keller Group PLC	1,389,406	13,128,863
*	Kier Group PLC	1,922,509	2,356,887
	Lancashire Holdings Ltd.	477,960	3,300,258
	LSL Property Services PLC	28,473	81,744
	Man Group PLC	1,129,307	3,019,356
*	Marks & Spencer Group PLC	21,286,231	56,208,036
	Marshalls PLC	46,267	116,376
#*	Marston’s PLC	5,768,121	2,038,982
	Mears Group PLC	1,726,875	5,405,082
*	Mitchells & Butlers PLC	4,387,458	11,074,332
	MJ Gleeson PLC	534,003	2,616,439
	Mobico Group PLC	5,399,886	4,113,751
	Morgan Sindall Group PLC	178,464	4,087,158
	MP Evans Group PLC	72,956	658,988
*	N Brown Group PLC	646,532	149,284
	NCC Group PLC	139,268	180,741
	Norcros PLC	232,009	401,837
*Ω	On the Beach Group PLC	42,631	49,331
	OSB Group PLC	5,353,602	19,546,239
	Pan African Resources PLC	3,282,021	645,976
	Paragon Banking Group PLC	6,514,726	35,140,622
*	Pendragon PLC	17,274,075	6,758,893
	Persimmon PLC	376,873	4,667,195
*	Petra Diamonds Ltd.	54,284	29,550
	Pets at Home Group PLC	5,264,443	17,998,980
	Pharos Energy PLC	1,008,706	276,367
*	Playtech PLC	4,690,210	22,397,290
	Premier Foods PLC	16,896,533	24,046,797
	QinetiQ Group PLC	1,320,636	5,323,943
Ω	Quilter PLC	16,402,408	15,961,338
	Reach PLC	4,911,618	4,564,688
	Redde Northgate PLC	3,714,784	15,195,129
	Redrow PLC	6,470,883	38,346,474
*	Renewi PLC	471,288	3,366,792
*	Restaurant Group PLC	1,627,302	1,344,660
	RHI Magnesita NV	94,642	2,954,206
	Ricardo PLC	115,231	616,212
	RWS Holdings PLC	418,636	1,058,874
	S&U PLC	8,638	223,614
*	Saga PLC	852,151	1,142,465

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Secure Trust Bank PLC	597	$4,435
	Senior PLC	2,274,038	4,317,743
	Serco Group PLC	3,693,122	6,416,515
	Severfield PLC	1,309,748	983,303
*	SIG PLC	3,448,880	1,144,081
*	Sigmaroc PLC	18,641	11,022
	Speedy Hire PLC	7,406,991	2,721,400
Ω	Spire Healthcare Group PLC	4,551,625	11,813,708
*	Staffline Group PLC	42,154	13,256
*	Superdry PLC	723,628	308,749
*	Synthomer PLC	128,353	296,530
	Taylor Wimpey PLC	1,861,235	2,513,863
	TBC Bank Group PLC	307,811	10,059,569
Ω	TI Fluid Systems PLC	390,058	586,642
	TP ICAP Group PLC	12,228,038	23,413,631
	Travis Perkins PLC	3,572,021	32,184,401
*	Tremor International Ltd.	3,323	5,584
	Trifast PLC	958,439	780,856
	TT Electronics PLC	2,602,448	4,998,260
	Tyman PLC	2,134,505	6,309,297
	Vanquis Banking Group PLC	419,653	589,925
	Vertu Motors PLC	3,317,729	3,069,216
	Vesuvius PLC	6,378,086	31,296,632
	Virgin Money U.K. PLC	12,383,091	22,497,271
	Vistry Group PLC	5,318,288	45,840,001
	Vp PLC	275,589	1,673,628
	Watkin Jones PLC	105,438	45,476
	Wickes Group PLC	1,104,209	1,723,042
	Young & Co.’s Brewery PLC, Class A	58,107	732,929
	Zotefoams PLC	3,087	10,733

	TOTAL UNITED KINGDOM		1,046,431,702

	UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	673,461	4,455,325
	Noble Corp. PLC	16,884	782,326

	TOTAL UNITED STATES		5,237,651

	TOTAL COMMON STOCKS		9,849,335,595

	PREFERRED STOCKS — (0.1%)
	GERMANY — (0.1%)
	Draegerwerk AG & Co. KGaA, 0.401%	12,255	618,028
	Jungheinrich AG, 2.686%.	224,603	6,029,467
	STO SE & Co. KGaA, 4.105%	25,192	3,277,103

	TOTAL GERMANY		9,924,598

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
*	AVJennings Ltd. Rights 11/01/2023	474,559	0

	AUSTRIA — (0.0%)
*	Strabag SE Rights	345,069	0

	ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	347,241	0

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»
SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants	10,557,095	$0

TOTAL RIGHTS/WARRANTS		0

TOTAL INVESTMENT SECURITIES
(Cost $9,132,541,727)		9,859,260,193

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	14,372,669	166,248,664

TOTAL INVESTMENTS — (100.0%)
(Cost $9,298,790,624)		$10,025,508,857

As of October 31, 2023, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	443	12/15/23	$95,489,655	$93,301,338	$(2,188,317)

Total Futures Contracts			$95,489,655	$93,301,338	$(2,188,317)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$528,852,024	$126,775	$528,978,799
Austria	$28,299	67,416,321	—	67,444,620
Belgium	691,004	163,993,030	—	164,684,034
Canada	1,261,291,414	248,310	—	1,261,539,724
China	12,469,381	971,349	—	13,440,730
Denmark	—	339,442,443	—	339,442,443
Finland	—	193,801,851	—	193,801,851
France	—	427,410,092	—	427,410,092
Germany	—	465,692,804	—	465,692,804
Hong Kong	—	206,490,631	165,001	206,655,632
Ireland	—	38,983,047	—	38,983,047
Israel	1,644,882	70,527,058	—	72,171,940
Italy	—	578,442,107	—	578,442,107
Japan	3,091,187	2,763,149,396	—	2,766,240,583
Netherlands	—	223,114,594	—	223,114,594
New Zealand	—	18,131,892	—	18,131,892
Norway	386,165	111,429,988	—	111,816,153
Portugal	—	42,856,800	—	42,856,800
Singapore	—	74,172,444	—	74,172,444
Spain	—	319,200,427	—	319,200,427
Sweden	552,874	216,942,136	—	217,495,010
Switzerland	—	665,950,516	—	665,950,516
United Kingdom	—	1,046,431,702	—	1,046,431,702
United States	—	5,237,651	—	5,237,651

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$9,924,598	—	$9,924,598
Securities Lending Collateral	—	166,248,664	—	166,248,664
Futures Contracts**	$(2,188,317)	—	—	(2,188,317)

TOTAL	$1,277,966,889	$8,745,061,875	$291,776^	$10,023,320,540

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (95.7%)
AUSTRALIA — (6.1%)
	A2B Australia Ltd.	51,678	$50,244
	Accent Group Ltd.	350,750	418,935
#	Acrow Formwork & Construction Services Ltd.	129,685	71,930
#	Adairs Ltd.	108,167	85,747
*	Adbri Ltd.	329,035	413,363
	AGL Energy Ltd.	46,695	319,204
*	Ainsworth Game Technology Ltd.	31,523	20,836
*	Alkane Resources Ltd.	392,316	146,399
*	Alliance Aviation Services Ltd.	48,114	91,909
*	Allkem Ltd.	39,920	243,939
	ALS Ltd.	85,381	584,335
	Altium Ltd.	16,864	425,370
*	Alumina Ltd.	1,046,793	520,189
#*	AMA Group Ltd.	726,595	28,672
	AMP Ltd.	2,186,208	1,456,651
	Ampol Ltd.	91,071	1,846,715
	Ansell Ltd.	123,377	1,666,923
	ANZ Group Holdings Ltd.	240,128	3,786,573
#*	Appen Ltd.	90,754	52,205
#*	Arafura Rare Earths Ltd.	943,235	111,513
#	ARB Corp. Ltd.	30,528	569,664
*	Ardea Resources Ltd.	26,445	8,811
#*	Ardent Leisure Group Ltd.	222,168	63,447
	Aristocrat Leisure Ltd.	45,334	1,114,314
#	ARN Media Ltd.	182,357	91,442
	ASX Ltd.	10,856	387,858
	Atlas Arteria Ltd.	99,259	335,557
	AUB Group Ltd.	37,029	635,917
*	Audinate Group Ltd.	4,311	34,389
#*	Aurelia Metals Ltd.	973,255	58,416
	Aurizon Holdings Ltd.	1,082,739	2,358,328
*	Aussie Broadband Ltd.	131,754	328,239
	Austal Ltd.	321,530	347,193
#	Austin Engineering Ltd.	207,907	34,362
*	Australian Agricultural Co. Ltd.	291,941	230,789
#	Australian Clinical Labs Ltd.	117,158	200,395
	Australian Ethical Investment Ltd.	20,629	51,055
	Australian Finance Group Ltd.	91,134	74,658
#*	Australian Strategic Materials Ltd.	71,264	63,978
	Auswide Bank Ltd.	24,829	81,109
#*††	AVZ Minerals Ltd.	100,493	10,537
#	Baby Bunting Group Ltd.	88,520	95,805
#	Bank of Queensland Ltd.	637,208	2,070,700
#*	Bannerman Energy Ltd.	43,076	70,267
	Bapcor Ltd.	307,744	1,047,515
	Base Resources Ltd.	644,192	55,208
	Beach Energy Ltd.	1,619,758	1,595,384
#	Beacon Lighting Group Ltd.	70,826	82,849
	Bega Cheese Ltd.	377,414	668,722
#	Bell Financial Group Ltd.	111,621	69,347
*	Bellevue Gold Ltd.	605,345	550,517
	Bendigo & Adelaide Bank Ltd.	259,077	1,435,389
#	BHP Group Ltd., Sponsored ADR	58,819	3,356,212
	BHP Group Ltd., Class DI.	178,389	5,049,741
	BlueScope Steel Ltd.	240,391	2,881,683
*	Boral Ltd.	153,607	440,358
*	Boss Energy Ltd.	89,437	246,467

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Brambles Ltd.	178,347	$1,488,440
#	Bravura Solutions Ltd.	308,612	135,474
#	Breville Group Ltd.	38,773	525,487
	Brickworks Ltd.	89,732	1,398,561
#*††	BWX Ltd.	108,764	5,175
	Capitol Health Ltd.	499,605	61,808
	Capral Ltd.	12,394	65,566
*	Capricorn Metals Ltd.	97,857	291,162
#*	Carnarvon Energy Ltd.	1,464,025	139,376
	carsales.com Ltd.	52,800	930,719
	Cedar Woods Properties Ltd.	52,495	147,601
*††	Centrebet International Ltd.	13,296	0
#*	Cettire Ltd.	30,887	50,452
	Challenger Ltd.	446,191	1,663,694
	Champion Iron Ltd.	226,436	1,029,945
*	Clean Seas Seafood Ltd.	62,604	17,306
	Cleanaway Waste Management Ltd.	652,951	930,159
#	Clinuvel Pharmaceuticals Ltd.	15,776	147,623
	Clover Corp. Ltd.	36,665	20,761
	Cobram Estate Olives Ltd.	27,934	22,447
	Cochlear Ltd.	5,047	773,575
	Codan Ltd.	78,670	390,199
#*	Cogstate Ltd.	42,738	39,896
	Coles Group Ltd.	71,757	696,451
	Collins Foods Ltd.	98,017	568,387
*	Comet Ridge Ltd.	392,184	39,294
	Commonwealth Bank of Australia	72,307	4,448,026
	Computershare Ltd.	71,095	1,122,017
*	Cooper Energy Ltd.	1,854,454	113,185
	Corporate Travel Management Ltd.	53,910	570,454
	Costa Group Holdings Ltd.	286,549	565,188
	Credit Corp. Group Ltd.	34,779	268,323
	CSR Ltd.	438,908	1,568,302
#	Data#3 Ltd.	87,623	377,719
*	De Grey Mining Ltd.	137,934	103,671
*	Deep Yellow Ltd.	76,856	61,566
	Deterra Royalties Ltd.	113,000	337,645
	Dicker Data Ltd.	23,491	157,649
	Domain Holdings Australia Ltd.	132,856	287,984
	Domino’s Pizza Enterprises Ltd.	20,143	652,815
	Downer EDI Ltd.	613,074	1,474,476
	Eagers Automotive Ltd.	77,037	633,601
	Elanor Investor Group	45,594	34,577
	Elders Ltd.	106,821	403,089
#*	Electro Optic Systems Holdings Ltd.	17,371	9,851
#	Emeco Holdings Ltd.	281,246	102,644
#*	Emerald Resources NL	195,959	320,964
#*	EML Payments Ltd.	332,411	240,265
	Endeavour Group Ltd.	77,732	244,191
*	Energy World Corp. Ltd.	1,371,925	24,486
	Enero Group Ltd.	65,872	63,442
	EQT Holdings Ltd.	16,110	256,048
	Estia Health Ltd.	209,499	406,168
	Euroz Hartleys Group Ltd.	3,066	1,647
	Evolution Mining Ltd.	661,665	1,479,890
	EVT Ltd.	73,769	489,139
	Fenix Resources Ltd.	396,703	58,149
*	FleetPartners Group Ltd.	234,655	370,653
	Fleetwood Ltd.	69,906	73,650

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Flight Centre Travel Group Ltd.	53,419	$635,009
	Fortescue Metals Group Ltd.	119,009	1,693,000
#*	Frontier Digital Ventures Ltd.	56,903	14,289
	G8 Education Ltd.	1,084,063	655,113
#*	Galan Lithium Ltd.	10,413	4,183
#*	Genesis Minerals Ltd.	195,491	179,724
	Gold Road Resources Ltd.	716,427	851,612
	GR Engineering Services Ltd.	12,983	17,378
	GrainCorp Ltd., Class A.	218,250	964,588
	Grange Resources Ltd.	490,389	129,736
	GUD Holdings Ltd.	98,957	672,937
	GWA Group Ltd.	186,447	203,133
	Hansen Technologies Ltd.	137,190	453,030
#	Harvey Norman Holdings Ltd.	502,432	1,174,418
	Healius Ltd.	501,949	578,465
	Healthia Ltd.	3,249	3,651
	Helia Group Ltd.	399,142	917,926
#	Helloworld Travel Ltd.	19,262	28,846
#*	Highfield Resources Ltd.	75,056	16,206
*	Hillgrove Resources Ltd.	477,423	17,887
	Horizon Oil Ltd.	229,895	22,725
*	Hot Chili Ltd.	64,306	43,686
	HUB24 Ltd.	13,372	258,183
#	Humm Group Ltd.	294,926	76,927
	IDP Education Ltd.	25,503	352,359
	IGO Ltd.	81,051	490,794
	Iluka Resources Ltd.	309,193	1,427,778
	Imdex Ltd.	368,894	386,936
#*	Immutep Ltd., Sponsored ADR	20,551	38,841
	Incitec Pivot Ltd.	1,212,263	2,116,227
	Infomedia Ltd.	336,009	305,707
	Inghams Group Ltd.	215,704	505,208
	Insignia Financial Ltd.	593,963	781,181
	Insurance Australia Group Ltd.	172,005	620,515
	Integral Diagnostics Ltd.	167,875	284,344
	InvoCare Ltd.	58,370	469,750
#*	ioneer Ltd.	343,732	30,783
	IPD Group Ltd.	7,985	19,000
	IPH Ltd.	89,515	389,006
	IRESS Ltd.	51,707	164,880
	IVE Group Ltd.	106,358	125,135
*	James Hardie Industries PLC, CDI	35,000	873,229
*	James Hardie Industries PLC, Sponsored ADR	1,506	37,454
	JB Hi-Fi Ltd.	53,059	1,525,177
	Johns Lyng Group Ltd.	112,417	437,642
	Jupiter Mines Ltd.	536,527	64,725
*	Karoon Energy Ltd.	498,386	802,554
	Kelly Partners Group Holdings Ltd.	7,925	20,620
	Kelsian Group Ltd.	107,259	412,497
#*	Kogan.com Ltd.	19,892	55,511
	Lendlease Corp. Ltd.	293,744	1,163,370
#	Lifestyle Communities Ltd.	71,455	710,851
#	Lindsay Australia Ltd.	96,512	59,255
	Link Administration Holdings Ltd.	538,255	408,586
#*	Liontown Resources Ltd.	49,729	51,116
	Lottery Corp. Ltd.	313,747	905,652
#	Lovisa Holdings Ltd.	25,361	280,652
	Lycopodium Ltd.	15,800	91,989
*	Lynas Rare Earths Ltd.	99,365	446,982

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	MA Financial Group Ltd.	60,973	$166,387
	Macmahon Holdings Ltd.	732,014	72,146
	Macquarie Group Ltd.	13,642	1,402,267
*	Macquarie Technology Group Ltd.	3,231	128,060
	Magellan Financial Group Ltd.	131,372	545,178
#	Mayne Pharma Group Ltd.	52,066	121,483
	McMillan Shakespeare Ltd.	37,447	399,082
	Medibank Pvt Ltd.	415,793	907,376
#*	Megaport Ltd.	6,875	42,046
#*	Mesoblast Ltd.	196,706	45,029
#*	Metals X Ltd.	449,738	80,139
	Metcash Ltd.	579,601	1,357,329
	Michael Hill International Ltd.	50,276	26,194
	Mineral Resources Ltd.	30,552	1,126,062
*	MMA Offshore Ltd.	311,690	250,843
	Monadelphous Group Ltd.	63,383	567,820
	Monash IVF Group Ltd.	248,093	205,021
*	Mount Gibson Iron Ltd.	506,781	159,786
	Myer Holdings Ltd.	960,406	305,914
	MyState Ltd.	73,636	136,173
*	Nanosonics Ltd.	38,363	91,556
	National Australia Bank Ltd.	267,552	4,792,992
	Navigator Global Investments Ltd.	157,519	117,850
#*	Neometals Ltd.	48,923	6,683
	Netwealth Group Ltd.	53,665	436,036
	New Hope Corp. Ltd.	477,621	1,757,688
	Newcrest Mining Ltd.	37,182	557,421
*	NEXTDC Ltd.	37,095	278,541
	nib holdings Ltd.	229,822	1,059,161
	Nick Scali Ltd.	48,096	329,897
	Nickel Industries Ltd.	829,514	394,923
	Nine Entertainment Co. Holdings Ltd.	1,146,952	1,351,555
	Northern Star Resources Ltd.	151,154	1,106,868
	NRW Holdings Ltd.	417,324	666,592
	Nufarm Ltd.	346,581	957,674
*	Nuix Ltd.	54,960	49,033
	Objective Corp. Ltd.	7,318	49,346
*	OFX Group Ltd.	172,862	169,308
#*	Omni Bridgeway Ltd.	140,468	135,665
	oOh!media Ltd.	372,425	308,992
	Orica Ltd.	127,364	1,190,079
	Origin Energy Ltd.	349,583	2,027,879
	Orora Ltd.	672,865	1,054,466
#	Pacific Current Group Ltd.	51,154	295,027
#	Pacific Smiles Group Ltd.	19,803	14,845
*	Pact Group Holdings Ltd.	127,434	56,267
*	Paladin Energy Ltd.	512,786	309,008
*	Panoramic Resources Ltd.	867,532	19,370
#*	Pantoro Ltd.	1,328,311	26,832
	Peet Ltd.	288,046	215,681
#*	Peninsula Energy Ltd.	492,784	37,577
	PeopleIN Ltd.	38,448	36,783
	Pepper Money Ltd.	61,405	48,408
#*	Perenti Ltd.	821,140	555,236
	Perpetual Ltd.	109,886	1,343,403
	Perseus Mining Ltd.	1,253,132	1,338,920
	Peter Warren Automotive Holdings Ltd.	11,323	17,187
*	PEXA Group Ltd.	68,405	474,453
#	Pilbara Minerals Ltd.	194,044	455,808

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Pinnacle Investment Management Group Ltd.	25,850	$128,116
	Platinum Asset Management Ltd.	361,694	258,650
#	PointsBet Holdings Ltd.	6,569	3,171
#*	Praemium Ltd.	148,245	52,455
	Premier Investments Ltd.	56,955	825,864
	Pro Medicus Ltd.	10,174	484,617
	Propel Funeral Partners Ltd.	38,096	108,042
	PSC Insurance Group Ltd.	15,445	43,657
	PWR Holdings Ltd.	36,095	224,921
*	Qantas Airways Ltd.	88,201	276,325
	QBE Insurance Group Ltd.	152,109	1,508,329
	Qube Holdings Ltd.	730,808	1,239,245
#	Ramelius Resources Ltd.	1,135,338	1,179,187
	Ramsay Health Care Ltd.	16,581	513,416
	REA Group Ltd.	4,186	384,294
*	ReadyTech Holdings Ltd.	22,182	50,678
*	Red 5 Ltd.	1,345,070	271,131
††	Red River Resources Ltd.	65,097	566
#*	Redbubble Ltd.	56,201	20,045
	Reece Ltd.	20,461	228,134
#	Regis Healthcare Ltd.	67,925	107,746
*	Regis Resources Ltd.	511,805	554,056
	Reject Shop Ltd.	25,977	85,673
	Reliance Worldwide Corp. Ltd.	448,371	999,401
	Resimac Group Ltd.	22,675	12,943
*	Resolute Mining Ltd.	2,091,287	472,336
*	Retail Food Group Ltd.	2,153,957	65,758
*	Rex Minerals Ltd.	101,491	10,626
	Ridley Corp. Ltd.	228,380	320,899
	Rio Tinto Ltd.	28,857	2,155,562
*	RPMGlobal Holdings Ltd.	72,882	66,574
*††	Salmat Ltd.	16,043	0
*	Sandfire Resources Ltd.	434,944	1,649,851
	Santos Ltd.	1,425,355	6,954,958
	SEEK Ltd.	38,386	506,414
	Select Harvests Ltd.	117,775	289,699
#	Servcorp Ltd.	35,954	68,472
	Service Stream Ltd.	524,038	292,761
	Seven Group Holdings Ltd.	32,051	566,393
#*	Seven West Media Ltd.	620,093	104,554
	SG Fleet Group Ltd.	58,360	93,918
	Shaver Shop Group Ltd.	93,308	60,699
#*	Sierra Rutile Holdings Ltd.	136,845	14,820
	Sigma Healthcare Ltd.	1,125,073	461,508
*	Silver Lake Resources Ltd.	844,813	555,679
*	Silver Mines Ltd.	479,752	52,840
	Sims Ltd.	149,358	1,190,589
	SmartGroup Corp. Ltd.	80,244	438,712
#	Solvar Ltd.	168,962	119,622
	Sonic Healthcare Ltd.	63,435	1,161,562
	South32 Ltd.	2,063,830	4,415,321
	Southern Cross Electrical Engineering Ltd.	201,676	101,758
#	Southern Cross Media Group Ltd.	225,509	129,635
#	Spartan Resources Ltd.	221,514	57,612
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	228,924	90,283
#*	St Barbara Ltd.	683,374	75,307
*	Star Entertainment Group Ltd.	1,738,261	587,214
	Steadfast Group Ltd.	162,234	557,881

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Strike Energy Ltd.	575,507	$142,914
	Suncorp Group Ltd.	282,414	2,403,802
	Super Retail Group Ltd.	160,643	1,351,700
*	Superloop Ltd.	573,471	221,834
	Symbio Holdings Ltd.	30,212	52,604
#*	Syrah Resources Ltd.	391,534	166,510
	Tabcorp Holdings Ltd.	1,996,815	985,287
	Technology One Ltd.	91,202	845,788
	Telstra Group Ltd.	225,970	547,950
#*	Temple & Webster Group Ltd.	15,717	56,127
#††	Ten Sixty Four Ltd.	189,882	25,295
#	Terracom Ltd.	328,405	77,398
	TPG Telecom Ltd.	82,402	271,817
	Treasury Wine Estates Ltd.	171,980	1,320,056
*	Tuas Ltd.	41,766	55,189
*	Tyro Payments Ltd.	377,952	207,964
	Ventia Services Group Pty. Ltd.	97,777	170,892
*††	Virgin Australia Holdings Pty. Ltd.	272,729	0
Ω	Viva Energy Group Ltd.	612,416	1,102,790
*	Webjet Ltd.	84,776	329,438
	Wesfarmers Ltd.	6,773	217,921
*	West African Resources Ltd.	911,336	423,441
*	Westgold Resources Ltd.	551,180	721,437
	Westpac Banking Corp.	271,316	3,562,859
	Whitehaven Coal Ltd.	948,133	4,465,977
#*	Widgie Nickel Ltd.	11,598	1,365
	WiseTech Global Ltd.	4,313	160,578
#	Woodside Energy Group Ltd., ADR	21,257	462,556
	Woodside Energy Group Ltd.	231,492	5,041,848
	Woolworths Group Ltd.	19,009	425,512
	Worley Ltd.	124,711	1,303,663
*	Xero Ltd.	3,462	236,687
	XRF Scientific Ltd.	46,439	29,056
#	Yancoal Australia Ltd.	223,796	687,217
#*	Zip Co. Ltd.	42,892	7,846

TOTAL AUSTRALIA			188,021,406

AUSTRIA — (0.6%)
	Addiko Bank AG	7,143	95,871
	Agrana Beteiligungs AG	6,123	97,484
	ANDRITZ AG	35,443	1,631,410
	AT&S Austria Technologie & Systemtechnik AG	25,068	629,358
Ω	BAWAG Group AG	23,691	1,055,206
	CA Immobilien Anlagen AG	7,222	244,199
	DO & Co. AG	3,767	440,144
	Erste Group Bank AG	49,550	1,774,349
*	Eurotelesites AG	20,934	70,438
	EVN AG	35,368	960,928
*	FACC AG	6,832	41,702
*	Immofinanz AG	7,951	0
*	Lenzing AG	6,790	264,384
	Mayr Melnhof Karton AG	2,828	332,710
	Oberbank AG	1,694	114,004
	Oesterreichische Post AG	6,903	220,054
	OMV AG	56,013	2,456,630
	Palfinger AG	8,370	201,957
	POLYTEC Holding AG	14,925	63,180
	Porr Ag	13,316	159,527
*	Raiffeisen Bank International AG	84,793	1,228,460

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
*	Rosenbauer International AG	1,017	$32,821
	Schoeller-Bleckmann Oilfield Equipment AG	3,639	183,890
	Semperit AG Holding	5,812	94,195
	Telekom Austria AG	83,736	584,712
	UBM Development AG	2,555	54,782
	UNIQA Insurance Group AG	66,625	537,954
	Verbund AG	3,257	282,990
	Vienna Insurance Group AG Wiener Versicherung Gruppe	32,292	866,991
	voestalpine AG	96,222	2,402,759
	Wienerberger AG	40,992	993,111
	Zumtobel Group AG	21,819	133,053

TOTAL AUSTRIA			18,249,253

BELGIUM — (1.4%)
	Ackermans & van Haaren NV	22,236	3,301,000
	Ageas SA	124,854	4,795,988
*	AGFA-Gevaert NV	115,351	186,113
	Anheuser-Busch InBev SA	22,429	1,276,166
#	Anheuser-Busch InBev SA, Sponsored ADR	6,428	365,560
*	Argenx SE, ADR	768	360,630
*	Argenx SE	66	31,045
#	Atenor	3,122	44,446
	Azelis Group NV	6,234	106,323
	Barco NV	15,337	235,483
	Bekaert SA	34,627	1,402,061
	bpost SA	91,711	497,299
	Cie d’Entreprises CFE	8,983	63,049
	Colruyt Group NV	45,435	1,880,350
	Deceuninck NV	66,685	159,610
	Deme Group NV	7,200	666,180
	D’ieteren Group	2,222	330,058
	Econocom Group SA	95,647	234,670
	Elia Group SA	3,377	320,666
*	Euronav NV	79,698	1,423,048
	EVS Broadcast Equipment SA	9,185	258,832
	Fagron	40,782	716,705
*	Galapagos NV	42,452	1,412,432
#*	Galapagos NV, Sponsored ADR	249	8,327
	Gimv NV	18,374	710,509
	Greenyard NV	12,710	72,972
#	Immobel SA	3,507	97,503
	Ion Beam Applications	6,685	65,780
	KBC Group NV	102,841	5,659,839
	Kinepolis Group NV	6,411	316,229
	Lotus Bakeries NV	202	1,496,487
	Melexis NV	10,065	740,941
#*	Ontex Group NV	60,114	439,850
*	Orange Belgium SA	9,960	142,728
	Proximus SADP	162,515	1,347,009
	Recticel SA	42,061	378,366
	Shurgard Self Storage Ltd.	4,178	156,360
	Sipef NV	5,278	292,806
	Solvay SA	74,197	7,843,780
	Tessenderlo Group SA	24,448	711,730
	UCB SA	7,473	546,575
	Umicore SA	33,892	806,387
*	Unifiedpost Group SA	7,841	19,108
	Van de Velde NV	4,118	139,253
	VGP NV	10,697	870,808

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Viohalco SA	27,214	$139,966

TOTAL BELGIUM			43,071,027

CANADA — (10.2%)
*	5N Plus, Inc.	42,183	100,381
	Acadian Timber Corp.	7,976	89,264
	ADENTRA, Inc.	11,225	205,599
	ADF Group, Inc.	9,600	36,136
*	Advantage Energy Ltd.	215,003	1,561,262
	Aecon Group, Inc.	46,235	340,074
	Africa Oil Corp.	360,592	665,668
	Ag Growth International, Inc.	10,460	367,109
	AGF Management Ltd., Class B	90,237	424,262
#	Agnico Eagle Mines Ltd.	80,021	3,753,323
*	Aimia, Inc.	62,327	144,272
#*	Air Canada	12,900	155,628
#	AirBoss of America Corp.	8,431	22,920
	Alamos Gold, Inc., Class A	176,465	2,184,800
#	Algoma Central Corp.	4,796	50,805
#	Algonquin Power & Utilities Corp.	87,657	440,915
	Alimentation Couche-Tard, Inc.	17,532	954,383
	AltaGas Ltd.	155,755	2,893,275
	Altius Minerals Corp.	24,907	364,782
*	Altius Renewable Royalties Corp.	1,700	8,753
	Altus Group Ltd.	10,266	348,678
#*	Americas Gold & Silver Corp.	57,200	14,230
	Amerigo Resources Ltd.	110,614	94,123
	Andlauer Healthcare Group, Inc.	8,475	237,367
#	Andrew Peller Ltd., Class A	25,692	68,734
	ARC Resources Ltd.	411,447	6,619,345
#*	Argonaut Gold, Inc.	295,915	106,694
#*	Aritzia, Inc.	40,940	636,795
*	Ascot Resources Ltd.	12,500	3,515
	Atco Ltd., Class I	15,500	397,350
*	Athabasca Oil Corp.	333,233	990,027
*	ATS Corp.	31,845	1,072,408
#*	Aurora Cannabis, Inc.	87,883	38,779
*	AutoCanada, Inc.	26,419	456,653
	B2Gold Corp.	1,160,173	3,727,956
	Badger Infrastructure Solution	23,244	615,650
#*	Ballard Power Systems, Inc.	20,911	69,634
#	Bank of Montreal	84,380	6,375,098
#	Bank of Nova Scotia	139,226	5,635,219
	Barrick Gold Corp.	100,384	1,607,244
#*	Bausch & Lomb Corp.	7,261	117,193
*	Bausch Health Cos., Inc.	80,122	546,432
	Baytex Energy Corp.	470,586	2,036,067
	BCE, Inc.	3,481	129,250
#	Birchcliff Energy Ltd.	241,836	1,335,831
	Bird Construction, Inc.	46,651	358,608
	Black Diamond Group Ltd.	34,297	155,317
#*	BlackBerry Ltd.	6,792	24,315
*	Bombardier, Inc., Class A	244	7,844
*	Bombardier, Inc., Class B	12,533	402,076
#*	Bonterra Energy Corp.	25,674	127,005
	Boralex, Inc., Class A	18,928	352,285
	Boyd Group Services, Inc.	7,239	1,234,193
	Bridgemarq Real Estate Services	1,900	15,414
#	Brookfield Corp., Class A	22,327	650,832

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Brookfield Infrastructure Corp., Class A	20,190	$520,018
	Brookfield Reinsurance Ltd.	1,033	30,174
#	BRP, Inc.	4,900	331,189
*	CAE, Inc.	34,167	713,244
*	Calfrac Well Services Ltd.	24,846	92,271
	Calian Group Ltd.	6,388	228,803
*	Calibre Mining Corp.	65,939	68,471
#	Cameco Corp.	14,151	578,917
	Canaccord Genuity Group, Inc.	110,266	570,113
#	Canacol Energy Ltd.	19,062	94,295
#*	Canada Goose Holdings, Inc.	6,000	66,544
	Canadian Imperial Bank of Commerce	90,496	3,191,776
#	Canadian National Railway Co.	8,400	888,552
#	Canadian Natural Resources Ltd.	66,550	4,227,922
	Canadian Pacific Kansas City Ltd.	11,600	823,252
#	Canadian Tire Corp. Ltd., Class A	22,383	2,158,969
#	Canadian Utilities Ltd., Class A	10,100	213,690
	Canadian Western Bank	87,418	1,732,285
*	Canfor Corp.	49,224	503,332
	Capital Power Corp.	24,784	634,277
*	Capstone Copper Corp.	334,485	1,138,467
#	Cardinal Energy Ltd.	124,111	664,071
*	CareRx Corp.	5,125	5,839
#	Cargojet, Inc.	1,500	85,452
	Cascades, Inc.	127,872	1,036,439
	CCL Industries, Inc., Class B	25,267	987,905
*	Celestica, Inc.	119,111	2,781,080
#	Cenovus Energy, Inc.	149,776	2,857,702
	Centerra Gold, Inc.	186,287	947,049
	CES Energy Solutions Corp.	173,772	454,871
*	CGI, Inc.	25,155	2,427,175
#	Chesswood Group Ltd.	6,897	32,328
	CI Financial Corp.	105,547	956,716
	Cogeco Communications, Inc.	10,259	404,072
	Cogeco, Inc.	6,264	212,933
	Colliers International Group, Inc.	10,599	961,644
	Computer Modelling Group Ltd.	42,370	279,870
*	Conifex Timber, Inc.	13,656	6,007
	Constellation Software, Inc.	1,092	2,189,126
	Converge Technology Solutions Corp.	28,636	56,993
	Corby Spirit & Wine Ltd.	7,550	71,757
#	Corus Entertainment, Inc., Class B	158,281	73,048
	Crescent Point Energy Corp.	434,835	3,484,088
*	Crew Energy, Inc.	221,085	986,851
#*	Cronos Group, Inc.	194,219	351,536
	Definity Financial Corp.	31,708	876,643
#*	Denison Mines Corp.	414,890	664,183
*	dentalcorp Holdings Ltd.	2,000	7,932
*	Descartes Systems Group, Inc.	4,000	288,840
	Dexterra Group, Inc.	26,771	107,333
	Dollarama, Inc.	25,498	1,741,237
	Doman Building Materials Group Ltd.	61,405	298,446
#*	Dorel Industries, Inc., Class B	23,218	90,411
	DREAM Unlimited Corp., Class A	31,388	383,197
	Dundee Precious Metals, Inc.	176,518	1,157,057
	Dye & Durham Ltd.	16,884	98,498
	Dynacor Group, Inc.	6,300	14,992
	ECN Capital Corp.	93,728	129,769
	E-L Financial Corp. Ltd.	977	599,325

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Eldorado Gold Corp.	142,756	$1,543,870
	Element Fleet Management Corp.	248,905	3,367,195
	Empire Co. Ltd., Class A	72,780	1,994,332
	Endeavour Mining PLC	122,990	2,516,123
#*	Endeavour Silver Corp.	85,325	182,596
	Enerflex Ltd.	105,763	420,993
#*	Energy Fuels, Inc.	24,915	199,252
	Enerplus Corp.	176,129	2,978,342
	Enghouse Systems Ltd.	25,432	597,127
*	Ensign Energy Services, Inc.	100,367	183,834
	EQB, Inc.	26,670	1,323,547
*	Equinox Gold Corp.	254,272	1,117,809
#*	ERO Copper Corp.	23,172	314,474
	Evertz Technologies Ltd.	18,956	171,551
	Exchange Income Corp.	14,890	457,947
	Exco Technologies Ltd.	20,517	105,784
#	Extendicare, Inc.	32,301	136,495
	Fairfax Financial Holdings Ltd.	7,672	6,384,509
#	Fiera Capital Corp.	60,771	204,213
	Finning International, Inc.	107,909	2,891,580
	Firm Capital Mortgage Investment Corp.	34,100	234,587
#	First Majestic Silver Corp.	222,615	1,146,467
#*	First Mining Gold Corp.	344,000	32,248
	First National Financial Corp.	9,600	239,524
	First Quantum Minerals Ltd.	90,032	1,043,313
	FirstService Corp.	7,401	1,047,121
*	Fission Uranium Corp.	337,775	226,523
*	Foraco International SA	56,346	73,950
	Forsys Metals Corp.	55,524	27,226
#*	Fortuna Silver Mines, Inc.	225,520	632,951
#	Franco-Nevada Corp.	2,834	344,549
#	Freehold Royalties Ltd.	69,242	713,017
*	Frontera Energy Corp.	32,340	274,252
#*	Galiano Gold, Inc.	123,493	64,118
	Gamehost, Inc.	6,382	41,281
*	GDI Integrated Facility Services, Inc.	9,440	254,524
#	Gear Energy Ltd.	163,204	96,504
	George Weston Ltd.	10,030	1,087,949
	GFL Environmental, Inc.	6,500	187,330
#	Gibson Energy, Inc.	78,274	1,189,279
	Gildan Activewear, Inc.	47,614	1,352,688
	goeasy Ltd.	9,293	737,141
#*	GoGold Resources, Inc.	44,852	41,399
#	GoldMoney, Inc.	7,579	46,346
*	Gran Tierra Energy, Inc.	36,786	226,077
	Great-West Lifeco, Inc.	38,828	1,075,732
	Guardian Capital Group Ltd., Class A	10,833	309,816
	Hammond Power Solutions, Inc.	600	30,680
	Headwater Exploration, Inc.	129,232	695,202
*	Heroux-Devtek, Inc.	30,496	336,462
	High Liner Foods, Inc.	17,597	134,127
#	HLS Therapeutics, Inc.	1,200	4,361
	Hudbay Minerals, Inc.	339,339	1,480,440
	iA Financial Corp., Inc.	76,148	4,430,779
*	IAMGOLD Corp.	629,481	1,609,015
	IGM Financial, Inc.	26,911	605,849
*	Imperial Metals Corp.	59,862	90,651
#	Imperial Oil Ltd.	16,220	924,377
	Information Services Corp.	8,900	131,246

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Innergex Renewable Energy, Inc.	32,589	$200,695
	InPlay Oil Corp.	8,100	15,011
	Intact Financial Corp.	14,156	1,988,935
*	Interfor Corp.	70,212	866,290
*	Invesque, Inc.	5,000	1,525
*	Ivanhoe Mines Ltd., Class A	29,103	214,482
Ω	Jamieson Wellness, Inc.	14,241	233,833
#*	Journey Energy, Inc.	17,806	63,944
*	Karora Resources, Inc.	41,221	122,764
	K-Bro Linen, Inc.	5,946	135,578
*	Kelt Exploration Ltd.	148,312	842,759
#	Keyera Corp.	43,187	1,004,349
*	Kinaxis, Inc.	3,542	345,886
	Kinross Gold Corp.	733,161	3,826,354
*	Knight Therapeutics, Inc.	77,528	254,373
*	Kolibri Global Energy, Inc.	9,600	40,636
#	KP Tissue, Inc.	7,100	48,332
#	Labrador Iron Ore Royalty Corp.	43,351	953,456
*	Largo, Inc.	5,058	11,836
	Lassonde Industries, Inc., Class A	2,803	278,632
#	Laurentian Bank of Canada	30,417	557,124
	Leon’s Furniture Ltd.	22,544	275,551
#*	Lightspeed Commerce, Inc.	120,244	1,498,240
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	54,028	2,336,051
	Loblaw Cos. Ltd.	9,600	785,137
#	Logan Energy Corp.	78,568	56,656
*	Lucara Diamond Corp.	322,221	79,001
	Lundin Gold, Inc.	35,883	432,640
	Lundin Mining Corp.	433,316	2,705,979
	Magellan Aerospace Corp.	14,036	74,292
#	Magna International, Inc.	76,270	3,667,572
*	Mainstreet Equity Corp.	1,005	97,692
*	Major Drilling Group International, Inc.	76,787	406,430
*	Mandalay Resources Corp.	2,837	3,437
	Manulife Financial Corp.	186,321	3,245,712
	Maple Leaf Foods, Inc.	29,136	580,094
	Martinrea International, Inc.	92,113	759,222
*	MDA Ltd.	41,213	340,878
	Medical Facilities Corp.	19,282	127,643
#*	MEG Energy Corp.	252,454	4,988,094
	Melcor Developments Ltd.	7,453	60,301
	Methanex Corp.	53,404	2,204,103
	Metro, Inc.	27,751	1,409,631
	Morguard Corp.	1,100	80,520
#	MTY Food Group, Inc.	18,455	694,399
#	Mullen Group Ltd.	78,284	742,901
	National Bank of Canada	57,679	3,586,143
	Neo Performance Materials, Inc.	13,891	68,616
*	New Gold, Inc.	1,114,427	1,358,126
	NFI Group, Inc.	22,247	207,911
	North American Construction Group Ltd.	30,957	637,651
	North West Co., Inc.	48,708	1,241,979
	Northland Power, Inc.	70,699	993,635
	Nutrien Ltd.	63,193	3,393,479
	Nuvei Corp.	5,308	73,728
*	NuVista Energy Ltd.	167,674	1,626,259
#*	Obsidian Energy Ltd.	66,623	566,324
	OceanaGold Corp.	494,803	827,794

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Onex Corp.	53,281	$2,986,118
#	Open Text Corp.	43,220	1,443,489
*††	Orbite Technologies, Inc.	121,500	0
#	Organigram Holdings, Inc.	41,625	44,143
	Osisko Gold Royalties Ltd.	94,094	1,149,846
#*	Osisko Mining, Inc.	205,100	397,850
	Pan American Silver Corp.	235,058	3,434,157
	Paramount Resources Ltd., Class A	70,661	1,698,305
	Parex Resources, Inc.	161,830	3,101,815
	Park Lawn Corp.	25,303	297,596
	Parkland Corp.	75,641	2,289,275
	Pason Systems, Inc.	46,720	447,744
	Pembina Pipeline Corp.	40,363	1,242,367
*	Perpetua Resources Corp.	6,110	22,057
#	Peyto Exploration & Development Corp.	170,419	1,794,208
	PHX Energy Services Corp.	34,691	184,118
	Pizza Pizza Royalty Corp.	23,135	220,381
	Polaris Renewable Energy, Inc.	19,845	186,751
	Pollard Banknote Ltd.	3,500	70,038
#	PrairieSky Royalty Ltd.	130,631	2,293,755
*	Precision Drilling Corp.	12,719	737,674
	Premium Brands Holdings Corp.	11,573	745,078
	Primo Water Corp.	122,108	1,594,297
	Propel Holdings, Inc.	4,900	28,798
	Quarterhill, Inc.	96,124	103,974
	Quebecor, Inc., Class B	32,000	660,191
#*	Questerre Energy Corp., Class A	62,560	9,474
	RB Global, Inc.	14,768	965,868
*	Real Matters, Inc.	7,529	26,549
#	Restaurant Brands International, Inc.	17,096	1,148,851
	Richelieu Hardware Ltd.	27,580	824,964
	Rogers Communications, Inc., Class B	47,765	1,769,908
	Rogers Sugar, Inc.	80,281	298,141
	Royal Bank of Canada	77,343	6,177,714
	Russel Metals, Inc.	62,695	1,562,006
*	Sangoma Technologies Corp.	9,303	27,974
	Saputo, Inc.	30,414	614,092
#	Savaria Corp.	24,400	218,179
*	Seabridge Gold, Inc.	30,255	331,441
	Secure Energy Services, Inc.	208,637	1,158,466
*	Shawcor Ltd.	48,505	507,873
	Sienna Senior Living, Inc.	32,911	238,037
#Ω	Sleep Country Canada Holdings, Inc.	24,471	385,924
	SNC-Lavalin Group, Inc.	50,073	1,390,887
*	SNDL, Inc.	23,678	34,097
	Softchoice Corp.	2,735	32,719
	Source Energy Services Ltd.	2,300	10,283
*††	Southern Pacific Resource Corp.	135,301	0
	Spartan Delta Corp.	39,284	126,343
Ω	Spin Master Corp.	11,747	280,810
#	Sprott, Inc.	10,458	303,400
#	SSR Mining, Inc.	195,856	2,712,178
	Stantec, Inc.	29,433	1,800,790
	Stelco Holdings, Inc.	30,844	869,215
	Stella-Jones, Inc.	50,198	2,629,445
*Ω	STEP Energy Services Ltd.	11,760	37,059
	StorageVault Canada, Inc.	3,090	9,581
#	Strathcona Resources Ltd.	1,162	22,763
	Sun Life Financial, Inc.	29,319	1,338,999

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Suncor Energy, Inc.	187,507	$6,075,227
#*	SunOpta, Inc.	35,516	136,039
	Superior Plus Corp.	100,306	674,132
	Supremex, Inc.	17,058	51,663
#	Surge Energy, Inc.	70,150	481,575
	Sylogist Ltd.	5,900	30,803
#	Tamarack Valley Energy Ltd.	386,122	1,166,649
#*	Taseko Mines Ltd.	183,176	195,493
	TC Energy Corp.	35,774	1,232,381
	Teck Resources Ltd., Class A	1,500	53,218
	Teck Resources Ltd., Class B	316,985	11,202,183
	TELUS Corp.	21,200	341,829
	TELUS Corp.	9,100	146,723
*	TELUS International CDA, Inc.	1,057	6,754
	TerraVest Industries, Inc.	3,633	85,772
	TFI International, Inc.	14,071	1,556,601
	Thomson Reuters Corp.	2,324	278,377
	Tidewater Midstream & Infrastructure Ltd.	165,800	120,756
	Timbercreek Financial Corp.	73,896	307,467
	TMX Group Ltd.	20,905	435,361
	Topaz Energy Corp.	17,058	260,775
*	Torex Gold Resources, Inc.	75,710	729,943
	Toromont Industries Ltd.	13,740	1,034,401
	Toronto-Dominion Bank	99,536	5,559,099
	Total Energy Services, Inc.	28,721	171,488
#*	Touchstone Exploration, Inc.	34,400	22,822
	Tourmaline Oil Corp.	92,414	4,886,763
	TransAlta Corp.	115,536	845,724
#	TransAlta Corp.	66,278	485,107
*	Transat AT, Inc., Class A	9,700	21,054
	Transcontinental, Inc., Class A	50,973	375,291
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	188,619	637,911
	Tricon Residential, Inc.	45,528	301,714
	Triple Flag Precious Metals Corp.	16,673	213,383
*	Trisura Group Ltd.	17,284	380,017
	Vecima Networks, Inc.	1,400	16,537
	Vermilion Energy, Inc.	154,844	2,232,871
	VersaBank	3,600	26,895
*	Victoria Gold Corp.	11,886	49,627
*	Viemed Healthcare, Inc.	23,412	147,730
*	Village Farms International, Inc.	1,355	976
*	Vitalhub Corp.	4,900	9,841
	Wajax Corp.	16,056	345,724
	Waste Connections, Inc.	1,884	243,978
#*	Well Health Technologies Corp.	66,682	177,915
*	Wesdome Gold Mines Ltd.	68,285	365,368
#	West Fraser Timber Co. Ltd.	67,474	4,553,400
#	Western Forest Products, Inc.	250,084	129,844
	Westshore Terminals Investment Corp.	38,193	644,193
#	Wheaton Precious Metals Corp.	13,400	566,150
	Whitecap Resources, Inc.	685,734	5,295,989
#*	WildBrain Ltd.	43,011	42,181
	Winpak Ltd.	15,056	409,962
	WSP Global, Inc.	11,085	1,450,742
*	Yangarra Resources Ltd.	71,306	88,956
#	Yellow Pages Ltd.	13,824	115,935

TOTAL CANADA			315,959,401

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (0.0%)
*	AustAsia Group Ltd.	120,308	$25,176
	China Gold International Resources Corp. Ltd.	243,398	1,035,549
*	Fountain SET Holdings Ltd.	1,240,000	63,435
*	Goodbaby International Holdings Ltd.	191,000	9,660
*††	Hanfeng Evergreen, Inc.	5,700	0
*	Neo-Neon Holdings Ltd.	613,000	32,717
	SIIC Environment Holdings Ltd.	665,760	94,737

TOTAL CHINA			1,261,274

DENMARK — (2.6%)
*	ALK-Abello AS	80,216	890,431
	Alm Brand AS	707,360	1,023,756
#*	Ambu AS, Class B	43,969	433,942
#	AP Moller - Maersk AS, Class A	285	465,337
	AP Moller - Maersk AS, Class B	401	668,159
*	Bang & Olufsen AS	69,915	85,508
	BankNordik P	3,257	73,195
#*	Bavarian Nordic AS	52,820	1,006,772
*	Brodrene Hartmann AS	2,130	106,046
	Carlsberg AS, Class B	15,005	1,788,193
	cBrain AS	1,135	29,364
	Chemometec AS	7,605	314,614
	Chr Hansen Holding AS	47,139	3,216,751
	Coloplast AS, Class B	8,409	876,927
	Columbus AS	64,216	55,521
	D/S Norden AS	32,500	1,846,531
	Danske Bank AS	174,629	4,096,572
*	Demant AS	33,554	1,280,405
	Dfds AS	31,356	905,786
	DSV AS	16,827	2,514,586
	FLSmidth & Co. AS	45,396	1,702,483
*	Genmab AS	4,952	1,399,845
*	GN Store Nord AS	131,544	2,195,008
	H Lundbeck AS	260,456	1,361,413
	H Lundbeck AS, Class A	56,241	254,419
*	H+H International AS, Class B	15,361	173,949
#*	Huscompagniet AS	9,014	51,368
	ISS AS	106,968	1,548,092
	Jeudan AS	1,369	44,446
*	Jyske Bank AS	61,980	4,368,001
	Matas AS	36,964	481,274
#*	MT Hoejgaard Holding AS	904	13,596
#*Ω	Netcompany Group AS	45,967	1,438,254
*	Nilfisk Holding AS	11,162	179,443
*	NKT AS	51,661	2,597,475
*Ω	NNIT AS	4,632	53,211
	North Media AS	6,776	54,906
	Novo Nordisk AS, Class B	95,182	9,182,798
	Novozymes AS, Class B	37,018	1,663,698
#*	NTG Nordic Transport Group AS, Class A	5,437	215,801
	Pandora AS	48,744	5,528,569
	Parken Sport & Entertainment AS	3,780	66,431
	Per Aarsleff Holding AS	17,531	766,811
	Ringkjoebing Landbobank AS	29,794	4,060,885
	Rockwool AS, Class A	2,816	623,609
	Rockwool AS, Class B	8,100	1,802,434
	Royal Unibrew AS	37,431	2,707,711
#*	RTX AS	6,383	67,457
Ω	Scandinavian Tobacco Group AS, Class A	77,892	1,156,577

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Schouw & Co. AS	12,762	$787,576
	Solar AS, Class B	5,183	309,300
#	SP Group AS	5,790	164,238
	Spar Nord Bank AS	91,682	1,389,129
	Sparekassen Sjaelland-Fyn AS	7,694	225,871
	Sydbank AS	42,354	1,839,843
*	TCM Group AS	3,262	18,205
	Tivoli AS	881	90,687
	Topdanmark AS	27,218	1,220,022
	TORM PLC, Class A	32,118	980,182
	Tryg AS	166,574	3,252,783
	UIE PLC	13,280	339,043
*	Vestas Wind Systems AS	45,016	975,711
*	Zealand Pharma AS	29,585	1,228,924

TOTAL DENMARK			80,259,874

FINLAND — (1.5%)
	Aktia Bank OYJ	44,643	421,690
#	Alandsbanken Abp, Class B	1,791	60,262
#*	Alisa Pankki OYJ	1,283	24,234
	Alma Media OYJ	16,671	154,055
#	Anora Group OYJ	23,651	102,463
	Apetit OYJ	2,895	37,509
	Aspo OYJ	14,166	88,409
	Atria OYJ	11,413	125,817
#	Bittium OYJ	11,330	50,462
	Cargotec OYJ, Class B	31,343	1,237,175
	Caverion OYJ	14,015	126,590
	Citycon OYJ	19,538	103,347
	Digia OYJ	6,411	33,930
	Elisa OYJ	29,960	1,271,064
Ω	Enento Group OYJ	5,136	91,403
	eQ OYJ	3,023	46,825
#	Evli OYJ, Class B	1,283	24,244
#*	Finnair OYJ	179,457	10,948
	Fiskars OYJ Abp	35,815	548,558
	Fortum OYJ	247,725	2,941,345
	F-Secure OYJ	39,232	70,695
#	Gofore OYJ	2,156	49,973
	Harvia OYJ	3,467	85,433
	Huhtamaki OYJ	51,301	1,763,531
	Ilkka OYJ	2,126	6,616
*	Incap OYJ	3,456	21,784
	Kamux Corp.	7,881	42,575
	Kemira OYJ	109,715	1,776,401
	Kesko OYJ, Class A	28,713	494,954
	Kesko OYJ, Class B	82,921	1,402,318
	Kojamo OYJ	21,751	185,815
	Kone OYJ, Class B	31,808	1,377,393
	Konecranes OYJ	46,376	1,520,587
#	Lassila & Tikanoja OYJ	20,889	207,060
*	Mandatum OYJ	51,394	198,596
	Marimekko OYJ	11,525	132,999
	Metsa Board OYJ, Class B	91,731	694,556
	Metso OYJ	166,958	1,470,972
	Musti Group OYJ	11,794	232,692
	Neste OYJ	17,288	581,014
	Nokia OYJ	862,506	2,871,002
#	Nokian Renkaat OYJ	122,291	924,833

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp	281,351	$2,963,540
	Olvi OYJ, Class A	10,348	306,331
	Oma Saastopankki OYJ	3,188	70,187
	Oriola OYJ, Class B	85,995	84,038
	Orion OYJ, Class A	11,860	470,790
	Orion OYJ, Class B	44,894	1,786,131
#	Outokumpu OYJ	309,483	1,269,895
*	Pihlajalinna OYJ	14,918	116,308
	Ponsse OYJ	7,483	196,671
	Puuilo OYJ	16,966	142,070
*	QT Group OYJ	6,983	408,475
	Raisio OYJ, Class V	60,352	126,645
	Rapala VMC OYJ	2,750	8,145
	Revenio Group OYJ	11,265	262,105
	Sampo OYJ, Class A	51,394	2,021,265
	Sanoma OYJ	58,711	454,569
	Scanfil OYJ	4,421	35,696
*	Stockmann OYJ Abp, Class B	21,345	49,648
	Stora Enso OYJ, Class R	239,776	2,881,723
#	Suominen OYJ	6,463	18,318
	Taaleri OYJ	7,765	69,327
	Talenom OYJ	1,081	5,866
Ω	Terveystalo OYJ	65,337	451,894
	TietoEVRY OYJ	55,387	1,161,994
	Tokmanni Group Corp.	41,662	562,587
	UPM-Kymmene OYJ	76,071	2,561,761
	Uponor OYJ	52,312	1,584,927
	Vaisala OYJ, Class A	9,648	328,782
	Valmet OYJ	82,499	1,851,388
	Wartsila OYJ Abp	83,133	992,067
#*	WithSecure OYJ	30,206	27,206
#	YIT OYJ	111,512	198,428

TOTAL FINLAND			47,080,906

FRANCE — (7.6%)
	ABC arbitrage	18,897	96,732
	Accor SA	56,738	1,810,090
	Aeroports de Paris SA	10,811	1,214,062
	Air Liquide SA	16,489	2,825,426
	Airbus SE	12,957	1,737,225
	AKWEL SADIR	10,106	155,451
Ω	ALD SA	27,266	183,401
	Alstom SA	118,287	1,601,897
	Altamir	17,275	462,563
	Alten SA	19,755	2,333,618
Ω	Amundi SA	28,783	1,503,604
*Ω	Aramis Group SAS	5,675	19,352
	Arkema SA	51,529	4,828,410
	Assystem SA	5,099	203,776
#*	Atos SE	75,967	532,664
	Aubay	6,151	206,140
	AXA SA, Sponsored ADR	10,688	316,579
	AXA SA	136,677	4,049,798
	Axway Software SA	6,553	158,047
*	Bastide le Confort Medical	2,869	63,358
	Beneteau SACA	41,391	499,428
	BioMerieux	6,938	666,134
	BNP Paribas SA	106,510	6,124,751
	Boiron SA	3,024	126,154

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bollore SE	197,548	$1,078,421
	Bonduelle SCA	9,746	103,227
*††	Bourbon Corp. SA	9,346	0
	Bouygues SA	195,376	6,873,134
	Bureau Veritas SA	65,918	1,501,465
	Capgemini SE	17,671	3,122,975
	Carrefour SA	386,622	6,778,048
	Catana Group	21,782	131,672
	CBo Territoria	4,071	15,205
*	Cegedim SA	10,001	182,021
*	CGG SA	700,597	495,723
#	Chargeurs SA	19,152	148,651
	Cie de Saint-Gobain SA	139,932	7,617,081
	Cie des Alpes	19,421	272,846
	Cie Generale des Etablissements Michelin SCA	286,751	8,518,928
	Cie Plastic Omnium SE	40,101	450,896
#	Clariane SE	52,896	199,889
	Coface SA	103,870	1,253,221
	Credit Agricole SA	168,398	2,033,388
	Danone SA	23,058	1,371,731
	Dassault Aviation SA	1,395	277,311
	Dassault Systemes SE	3,767	155,175
	Derichebourg SA	110,840	480,465
	Edenred SE	18,822	1,001,923
	Eiffage SA	49,767	4,516,383
*	Ekinops SAS	6,186	28,496
	Electricite de Strasbourg SA	88	8,802
#*Ω	Elior Group SA	85,836	162,865
	Elis SA	176,320	2,891,644
	Engie SA	320,120	5,091,472
	Equasens	3,945	270,287
	Eramet SA	6,134	424,770
*	ESI Group	396	62,435
	EssilorLuxottica SA	9,172	1,660,897
	Esso SA Francaise	1,610	98,806
	Etablissements Maurel et Prom SA	71,160	423,573
	Eurazeo SE	34,692	1,955,819
*	Euroapi SA	2,044	10,711
	Eurofins Scientific SE	37,482	1,901,678
Ω	Euronext NV	35,092	2,447,266
#	Eutelsat Communications SACA	96,432	411,791
*	Exclusive Networks SA	11,394	181,188
	Exel Industries SA, Class A	805	38,171
	Fnac Darty SA	10,675	250,906
*	Forvia SE	154,406	2,601,841
	Gaztransport Et Technigaz SA	13,369	1,710,029
#*	Genfit SA	8,094	26,143
	Getlink SE	62,086	1,002,608
	GL Events SACA	8,412	143,725
	Groupe Crit SA	2,385	156,491
	Guerbet	9,123	167,011
*	HEXAOM SA	365	5,601
*	ID Logistics Group SACA	2,185	592,039
	Imerys SA	30,081	797,607
	Infotel SA	2,281	104,792
	Interparfums SA	3,302	155,979
	Ipsen SA	16,479	1,947,693
	IPSOS SA	38,098	1,851,468
	Jacquet Metals SACA	10,777	171,112

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	JCDecaux SE	54,273	$849,062
	Kaufman & Broad SA	8,700	231,480
	Kering SA	2,749	1,118,022
Ω	La Francaise des Jeux SAEM	44,178	1,425,047
	Lacroix Group SA	853	23,925
	Laurent-Perrier	1,921	239,900
	Lectra	14,155	358,719
	Legrand SA	18,741	1,621,216
	Linedata Services	862	47,265
	LISI SA	7,382	170,893
	LNA Sante SA	5,481	117,562
	L’Oreal SA	6,421	2,698,942
*	Lumibird.	654	9,377
	LVMH Moet Hennessy Louis Vuitton SE	4,431	3,172,287
Ω	Maisons du Monde SA	20,852	104,857
	Manitou BF SA	9,491	200,324
	Mersen SA	20,969	696,224
	Metropole Television SA	19,179	240,389
Ω	Neoen SA	7,294	192,612
	Nexans SA	27,096	1,919,458
	Nexity SA	31,486	439,937
	NRJ Group	20,904	142,484
	Oeneo SA	12,484	171,801
	Orange SA	1,286,762	15,134,948
#*	OVH Groupe SAS	769	5,487
	Pernod Ricard SA	4,661	827,683
	Publicis Groupe SA	27,802	2,116,936
	Quadient SA	33,385	697,988
#*††	Recylex SA	4,720	0
	Renault SA	109,698	3,848,668
	Rexel SA	244,826	5,000,026
	Robertet SA	282	229,646
	Rubis SCA	29,723	647,145
	Safran SA	10,495	1,639,523
	Samse SACA	314	52,185
	Sanofi SA	49,096	4,458,223
	Sartorius Stedim Biotech	1,380	258,368
	Savencia SA	5,240	307,213
	Schneider Electric SE	14,664	2,256,277
	SCOR SE	122,465	3,656,125
	SEB SA	13,516	1,336,547
	Seche Environnement SACA	4,299	443,045
	SES SA	255,574	1,491,145
#*	SES-imagotag SA	1,354	135,561
*Ω	SMCP SA	34,000	120,867
	Societe BIC SA	15,535	975,104
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	58,971
	Societe Generale SA	166,580	3,743,348
	Societe LDC SADIR	1,380	181,047
#	Societe pour l’Informatique Industrielle	7,168	340,995
	Sodexo SA	14,114	1,493,665
*	SOITEC	5,858	874,321
	Sopra Steria Group SACA	12,430	2,231,725
	SPIE SA	90,996	2,392,968
	Stef SA	3,236	347,997
	STMicroelectronics NV	33,324	1,270,314
	STMicroelectronics NV	1,679	63,768
	Sword Group	7,124	258,936
	Synergie SE	6,994	219,414

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Technip Energies NV.	109,596	$2,401,221
	Teleperformance SE	8,764	1,008,225
#	Television Francaise 1 SA	43,990	310,346
	TFF Group	576	25,398
	Thales SA	7,054	1,041,012
	Thermador Groupe	4,498	319,688
	Tikehau Capital SCA	16,729	345,184
	Totalenergies EP Gabon	636	107,001
	TotalEnergies SE	402,956	26,940,628
	Trigano SA	7,260	953,360
*	Ubisoft Entertainment SA	70,076	1,998,132
	Valeo SE	202,690	2,678,161
*	Vallourec SACA	163,271	1,960,946
#*	Vantiva SA	68,758	9,402
Ω	Verallia SA	43,193	1,404,481
	Vetoquinol SA	2,888	243,526
	Vicat SACA	12,959	397,885
	VIEL & Cie SA	15,605	131,077
	Vinci SA	36,490	4,034,860
	Virbac SACA	2,424	695,999
	Vivendi SE	278,721	2,499,434
*	Voltalia SA	18,980	158,726
	Wavestone	7,535	342,757
*Ω	Worldline SA	93,161	1,184,628
*Ω	X-Fab Silicon Foundries SE	53,382	483,653

TOTAL FRANCE			237,037,847

GERMANY — (5.9%)
	1&1 AG	37,232	640,437
	3U Holding AG	10,439	25,845
	7C Solarparken AG	57,909	198,467
*	About You Holding SE	4,169	17,358
	Adesso SE	1,619	153,061
	adidas AG	11,432	2,032,699
*	Adtran Networks SE	6,237	131,935
	All for One Group SE	1,474	57,120
	Allgeier SE	3,364	75,964
	Allianz SE	21,119	4,946,967
	Amadeus Fire AG	3,048	351,964
#*	Aroundtown SA	152,712	345,103
	Atoss Software AG	2,010	424,666
#Ω	Aumann AG	4,798	64,027
	Aurubis AG	32,751	2,699,891
*Ω	Auto1 Group SE	26,224	154,361
	BASF SE	104,111	4,810,672
	Basler AG	4,706	38,900
	Bayer AG	97,265	4,202,680
	Bayerische Motoren Werke AG	45,609	4,241,834
#	BayWa AG	15,030	501,736
	Bechtle AG	37,861	1,692,114
Ω	Befesa SA	24,534	717,704
	Beiersdorf AG	2,807	369,177
	Bertrandt AG	3,825	184,464
	Bijou Brigitte AG	3,841	141,212
	Bilfinger SE	21,161	776,623
#*	Borussia Dortmund GmbH & Co. KGaA	72,570	285,621
#	BRANICKS Group AG	15,876	65,695
	Brenntag SE	68,341	5,081,946
	CANCOM SE	23,221	579,743

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Carl Zeiss Meditec AG	2,019	$175,315
*	Ceconomy AG	138,249	263,049
	CENIT AG	3,984	50,045
	Cewe Stiftung & Co. KGAA	4,963	450,417
*	Cherry SE	9,854	23,890
	Commerzbank AG	422,764	4,559,742
	CompuGroup Medical SE & Co. KgaA	23,102	847,079
	Continental AG	41,720	2,723,856
*Ω	Covestro AG	98,424	4,986,373
	CropEnergies AG	27,276	234,858
	CTS Eventim AG & Co. KGaA	25,133	1,521,706
	Daimler Truck Holding AG	77,999	2,450,746
*Ω	Delivery Hero SE	19,502	498,395
	Dermapharm Holding SE	8,538	330,434
#	Deutsche Bank AG	320,935	3,533,391
	Deutsche Beteiligungs AG	13,957	414,361
	Deutsche Boerse AG	8,851	1,456,844
	Deutsche EuroShop AG	4,262	77,426
*	Deutsche Lufthansa AG	366,551	2,570,244
#Ω	Deutsche Pfandbriefbank AG	111,857	748,140
	Deutsche Post AG	56,578	2,209,003
	Deutsche Telekom AG, Sponsored ADR	6,767	147,115
	Deutsche Telekom AG	252,721	5,484,972
	Deutsche Wohnen SE.	2,961	63,716
	Deutz AG	71,111	288,199
	DMG Mori AG	1,359	62,094
*	Dr Hoenle AG	2,767	52,365
	Draegerwerk AG & Co. KGaA	1,960	88,290
	Duerr AG	37,945	780,738
Ω	DWS Group GmbH & Co. KGaA	30,624	898,938
	E.ON SE	261,347	3,109,538
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	466,765
	EDAG Engineering Group AG	8,381	110,937
	Elmos Semiconductor SE	7,448	488,743
	ElringKlinger AG	19,969	112,685
#*	Encavis AG	91,250	1,191,598
	Energiekontor AG	3,651	269,895
	Evonik Industries AG	112,217	2,065,340
	Fabasoft AG	2,313	42,891
	Fielmann Group AG	9,854	424,448
*	flatexDEGIRO AG	50,961	516,897
*	Fraport AG Frankfurt Airport Services Worldwide	33,954	1,687,496
	Freenet AG	95,821	2,432,215
	Fresenius Medical Care AG & Co. KGaA	111,633	3,709,136
	Fresenius SE & Co. KGaA	114,060	2,933,996
	FUCHS SE	12,719	427,157
	GEA Group AG	79,306	2,712,298
	Gerresheimer AG	30,386	2,834,199
	Gesco SE	7,358	162,835
	GFT Technologies SE	20,390	610,157
*	Grand City Properties SA	23,932	214,002
	GRENKE AG	24,252	519,725
	H&R GmbH & Co. KGaA	9,526	47,694
#	Hamburger Hafen und Logistik AG	12,392	220,042
	Hannover Rueck SE	4,287	946,627
#Ω	Hapag-Lloyd AG	2,785	402,808
	Hawesko Holding SE	1,608	52,904
	Heidelberg Materials AG	74,417	5,402,178
#*	Heidelberger Druckmaschinen AG	181,837	218,128

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hella GmbH & Co. KGaA	2,381	$181,324
*	HelloFresh SE	63,146	1,381,204
	Henkel AG & Co. KGaA	6,799	429,699
	Hensoldt AG	20,144	596,911
*	Highlight Communications AG	13,766	40,123
	HOCHTIEF AG	12,032	1,246,421
	Hornbach Holding AG & Co. KGaA	10,855	648,086
	Hugo Boss AG	26,891	1,572,719
*	Hypoport SE	1,142	139,797
	Indus Holding AG	14,495	282,242
	Infineon Technologies AG	19,259	562,559
	Infineon Technologies AG, ADR	25,149	733,848
	Init Innovation in Traffic Systems SE	4,630	126,470
Ω	Instone Real Estate Group SE	27,805	158,686
	IVU Traffic Technologies AG	4,153	61,363
	Jenoptik AG	37,872	899,581
Ω	JOST Werke SE	12,719	583,631
	K+S AG	80,366	1,351,050
*	Katek SE	903	9,884
	KION Group AG	66,240	2,032,381
	Kloeckner & Co. SE	4,008	24,883
	Kloeckner & Co. SE	65,858	672,286
	Knaus Tabbert AG	2,589	118,526
	Knorr-Bremse AG	8,852	494,424
*	Koenig & Bauer AG	9,722	110,924
#	Kontron AG	27,402	552,326
	Krones AG	11,955	1,165,288
	KSB SE & Co. KGaA	83	52,355
	KWS Saat SE & Co. KGaA	7,847	444,367
	Lanxess AG	64,406	1,475,836
*	LEG Immobilien SE	14,289	893,229
	Leifheit AG	5,800	96,277
*	LPKF Laser & Electronics SE	3,105	23,609
*	Manz AG	1,236	11,008
*	MAX Automation SE	1,669	10,246
*	Medios AG	10,805	170,131
	Mercedes-Benz Group AG	136,636	8,038,877
	Merck KGaA	3,598	543,436
*	METRO AG	113,179	719,323
	MLP SE	71,718	347,429
	MTU Aero Engines AG	3,436	645,819
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,012	2,011,355
	Mutares SE & Co. KGaA	11,716	352,974
#*	Nagarro SE	4,262	300,926
	Nemetschek SE	13,845	1,034,545
	New Work SE	1,591	113,871
	Nexus AG	6,678	325,839
*	Nordex SE	18,571	195,915
	Norma Group SE	24,911	439,492
	OHB SE	5,091	230,285
	Patrizia SE	30,544	247,205
	Pfeiffer Vacuum Technology AG	4,534	700,677
	PNE AG	42,795	543,569
*	ProCredit Holding AG	21,039	151,048
	ProSiebenSat.1 Media SE	98,409	551,993
	PSI Software SE	5,104	120,383
	Puma SE	39,093	2,215,327
*	PVA TePla AG	10,545	160,326
	PWO AG	1,001	31,475

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	q.beyond AG	80,281	$48,436
*	QIAGEN NV	22,203	830,672
*	R Stahl AG	1,041	25,411
	Rational AG	1,180	672,929
	Rheinmetall AG.	12,054	3,460,624
	RTL Group SA	22,515	787,485
	RWE AG	102,049	3,904,946
	SAF-Holland SE	27,426	366,678
	Salzgitter AG	22,514	562,556
	SAP SE	5,803	778,370
Ω	Scout24 SE	11,579	712,341
#	Secunet Security Networks AG	836	113,594
#*	SGL Carbon SE	42,970	264,611
	Siemens AG	18,539	2,460,104
#*	Siemens Energy AG	158,018	1,404,926
Ω	Siemens Healthineers AG	5,426	266,942
	Siltronic AG	12,694	1,090,711
	Sixt SE	8,138	702,142
*	SMA Solar Technology AG	7,245	445,131
	Stabilus SE	17,668	1,121,846
	Stemmer Imaging AG	603	16,585
	STRATEC SE	1,980	91,337
	Stroeer SE & Co. KGaA	14,211	650,991
	Suedzucker AG	79,845	1,209,559
	SUESS MicroTec SE	13,864	240,108
	Surteco Group SE	5,639	91,919
	Symrise AG	6,257	639,398
	Synlab AG	15,846	166,283
*	TAG Immobilien AG	54,411	594,929
	Takkt AG	20,116	257,718
*	Talanx AG	10,869	684,956
*Ω	TeamViewer SE	66,746	1,026,964
	Technotrans SE	3,475	60,827
	Telefonica Deutschland Holding AG	625,065	1,062,657
	thyssenkrupp AG	348,839	2,431,288
	United Internet AG	65,739	1,368,912
	USU Software AG	783	14,506
#	VERBIO Vereinigte BioEnergie AG	17,548	593,842
*	Vitesco Technologies Group AG, Class A	20,586	2,013,392
	Volkswagen AG	5,366	620,309
	Vossloh AG	8,509	330,524
	Wacker Chemie AG	11,715	1,437,701
	Wacker Neuson SE	26,276	482,175
	Washtec AG	6,080	192,616
*	Westwing Group SE	2,817	21,397
	Wuestenrot & Wuerttembergische AG	29,851	414,930
	Zeal Network SE	5,251	169,655

TOTAL GERMANY			184,616,777

HONG KONG — (1.8%)
*	Aceso Life Science Group Ltd.	965,933	19,329
	Aeon Credit Service Asia Co. Ltd.	74,000	50,910
	AIA Group Ltd.	422,200	3,666,302
#*	Aidigong Maternal & Child Health Ltd.	1,608,000	51,014
	Allied Group Ltd.	236,000	48,853
	Analogue Holdings Ltd.	278,000	46,896
	APAC Resources Ltd.	208,425	28,441
*	Apollo Future Mobility Group Ltd.	336,000	1,161
	Asia Financial Holdings Ltd.	136,000	55,130

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	ASMPT Ltd.	183,000	$1,549,928
	Associated International Hotels Ltd.	10,000	8,321
	Bank of East Asia Ltd.	842,375	1,000,431
	BOC Hong Kong Holdings Ltd.	311,500	823,774
	Bright Smart Securities & Commodities Group Ltd.	650,000	112,287
*††	Brightoil Petroleum Holdings Ltd.	1,027,000	0
#Ω	Budweiser Brewing Co. APAC Ltd.	53,400	101,479
*††	Burwill Holdings Ltd.	2,638,000	0
	Cafe de Coral Holdings Ltd.	242,000	304,795
#*	Cathay Pacific Airways Ltd.	814,000	818,307
	Cheuk Nang Holdings Ltd.	24,781	5,499
	Chevalier International Holdings Ltd.	30,055	22,416
	China Baoli Technologies Holdings Ltd.	3,250	275
*	China Best Group Holding Ltd.	407,400	10,338
*	China Energy Development Holdings Ltd.	4,676,000	48,407
*††	China Solar	64,000	0
*	China Star Entertainment Ltd.	1,612,000	165,097
*	Chinese Estates Holdings Ltd.	347,500	67,545
	Chow Sang Sang Holdings International Ltd.	358,000	411,530
	Chow Tai Fook Jewellery Group Ltd.	254,000	358,680
	Chuang’s Consortium International Ltd.	430,925	25,343
	CITIC Telecom International Holdings Ltd.	1,924,000	733,559
	CK Asset Holdings Ltd.	322,152	1,610,220
	CK Hutchison Holdings Ltd.	240,460	1,217,277
	CK Infrastructure Holdings Ltd.	85,500	396,296
	CK Life Sciences International Holdings, Inc.	672,000	60,164
*	C-Mer Eye Care Holdings Ltd.	262,000	128,043
	CN Logistics International Holdings Ltd.	11,000	8,472
#††	Convoy, Inc.	5,166,000	20,663
*	Cowell e Holdings, Inc.	180,000	431,839
Ω	Crystal International Group Ltd.	444,000	134,578
*	CSC Holdings Ltd.	6,810,000	25,440
	CSI Properties Ltd.	3,691,515	49,528
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	341,395	223,972
	Dah Sing Financial Holdings Ltd.	169,466	383,594
	Dickson Concepts International Ltd.	83,500	41,437
	Dynamic Holdings Ltd.	14,000	16,180
	Eagle Nice International Holdings Ltd.	242,000	139,274
	EC Healthcare	300,000	93,908
*††	EcoGreen International Group Ltd.	234,000	10,655
	Emperor International Holdings Ltd.	515,750	28,385
	Emperor Watch & Jewellery Ltd.	1,020,000	22,300
	Energy International Investments Holdings Ltd.	352,000	42,136
*	ENM Holdings Ltd.	992,000	36,064
*	Esprit Holdings Ltd.	1,635,548	69,151
Ω	ESR Group Ltd.	534,000	686,134
*	Eternity Investment Ltd.	290,000	1,997
	Fairwood Holdings Ltd.	59,500	81,597
	Far East Consortium International Ltd.	1,495,938	307,838
	Far East Hotels & Entertainment Ltd.	286,000	33,298
	First Pacific Co. Ltd.	1,841,200	697,014
*Ω	FIT Hon Teng Ltd.	1,277,000	171,256
#*Ω	Fosun Tourism Group.	132,200	113,521
*Ω	Frontage Holdings Corp.	464,000	115,455
	FSE Lifestyle Services Ltd.	75,000	55,926
	Galaxy Entertainment Group Ltd.	10,000	56,215
	Get Nice Financial Group Ltd.	152,150	12,429
	Giordano International Ltd.	916,000	261,029

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Glorious Sun Enterprises Ltd.	447,000	$46,907
#*	Gold Fin Holdings	204,000	0
	Golden Resources Development International Ltd.	516,000	39,612
*††	Good Resources Holdings, Ltd.	2,080,000	0
*	GR Life Style Company Ltd.	668,000	40,851
	Great Eagle Holdings Ltd.	157,003	255,865
*	Greentech Technology International Ltd.	564,000	32,396
	G-Resources Group Ltd.	229,930	53,437
	Guoco Group Ltd.	19,000	142,723
	Guotai Junan International Holdings Ltd.	2,543,000	201,646
*	Haitong International Securities Group Ltd.	2,053,565	370,548
	Hang Lung Group Ltd.	505,000	672,627
	Hang Lung Properties Ltd.	669,000	879,372
	Hang Seng Bank Ltd.	28,900	330,416
	Hanison Construction Holdings Ltd.	381,459	41,222
	Hao Tian International Construction Investment Group Ltd.	304,000	37,820
*	Harbour Centre Development Ltd.	53,000	48,369
	Henderson Land Development Co. Ltd.	210,575	550,961
	HK Electric Investments & HK Electric Investments Ltd.	453,788	251,732
	HKBN Ltd.	853,500	295,670
	HKR International Ltd.	397,188	82,214
	HKT Trust & HKT Ltd.	1,544,000	1,599,251
	Hon Kwok Land Investment Co. Ltd.	110,000	23,718
	Hong Kong & China Gas Co. Ltd.	792,735	551,830
	Hong Kong Ferry Holdings Co. Ltd.	112,000	65,260
*	Hong Kong Technology Venture Co. Ltd.	476,000	170,467
*	Hongkong & Shanghai Hotels Ltd.	381,720	294,141
	Hongkong Chinese Ltd.	254,000	11,375
*††	Hsin Chong Group Holdings Ltd.	1,532,000	0
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,154,000	155,026
	Hysan Development Co. Ltd.	111,000	204,324
*	IGG, Inc.	388,000	136,489
*	Imagi International Holdings Ltd.	56,799	15,193
Ω	Impro Precision Industries Ltd.	43,000	11,590
	International Housewares Retail Co. Ltd.	248,000	67,838
*	IPE Group Ltd.	365,000	21,022
*	IRC Ltd.	4,494,000	51,805
	Jacobson Pharma Corp. Ltd.	234,000	19,447
	JBM Healthcare Ltd.	72,278	10,895
	Johnson Electric Holdings Ltd.	242,488	300,807
	K Wah International Holdings Ltd.	879,000	236,023
*	Kader Holdings Co. Ltd.	104,000	5,501
	Karrie International Holdings Ltd.	396,000	28,377
	Kerry Logistics Network Ltd.	231,750	196,557
	Kerry Properties Ltd.	440,000	740,426
#	Kowloon Development Co. Ltd.	284,000	250,257
	KRP Development Holdings Ltd.	99,000	11,810
*	Lai Sun Development Co. Ltd.	256,069	30,185
*	Lai Sun Garment International Ltd.	45,334	5,944
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	832,750	72,419
	Liu Chong Hing Investment Ltd.	128,000	88,743
	L’Occitane International SA	330,750	850,103
	Luk Fook Holdings International Ltd.	233,000	578,025
	Man Wah Holdings Ltd.	1,115,200	692,617
*	Mason Group Holdings Ltd.	723,999	3,053
	MECOM Power & Construction Ltd.	495,747	26,923
	Miramar Hotel & Investment.	167,000	211,393
	Modern Dental Group Ltd.	285,000	122,977
*	Mongolian Mining Corp.	555,000	227,624

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	MTR Corp. Ltd.	58,716	$219,491
*	NagaCorp Ltd.	709,784	304,891
*††	National United Resources Holdings Ltd.	35,000	404
	New Focus Auto Tech Holdings Ltd.	4,344,000	138,349
	New World Development Co. Ltd.	650,644	1,194,139
*††	NewOcean Energy Holdings Ltd.	788,000	705
	Nissin Foods Co. Ltd.	269,000	205,410
	NWS Holdings Ltd.	1,275,830	1,509,611
	Oriental Watch Holdings	390,368	188,201
*	Oshidori International Holdings Ltd.	2,790,000	78,399
*††	Pacific Andes International Holdings Ltd.	1,218,336	0
	Pacific Basin Shipping Ltd.	5,819,000	1,683,864
	Pacific Textiles Holdings Ltd.	659,000	125,578
*	Paradise Entertainment Ltd.	156,000	19,959
	PC Partner Group Ltd.	218,000	87,331
	PCCW Ltd.	1,719,415	841,546
	Pentamaster International Ltd.	144,000	16,580
	Perfect Medical Health Management Ltd.	244,000	114,613
	Pico Far East Holdings Ltd.	508,000	89,082
	Playmates Toys Ltd.	40,000	3,733
	Plover Bay Technologies Ltd.	144,000	41,113
	PRADA SpA	58,500	352,407
*	PT International Development Co. Ltd.	204,000	1,615
	Public Financial Holdings Ltd.	292,000	66,132
#*	Realord Group Holdings Ltd.	94,000	69,321
*	Regal Hotels International Holdings Ltd.	240,000	82,881
Ω	Regina Miracle International Holdings Ltd.	210,000	62,600
*	Sa Sa International Holdings Ltd.	832,000	108,619
*Ω	Samsonite International SA	469,200	1,453,168
*	Sands China Ltd.	33,600	90,453
	SAS Dragon Holdings Ltd.	294,000	128,392
	SEA Holdings Ltd.	162,968	39,046
*	Shangri-La Asia Ltd.	795,666	507,617
*	Shun Ho Property Investments Ltd.	13,497	1,603
*	Shun Tak Holdings Ltd.	1,085,249	141,553
	Singamas Container Holdings Ltd.	1,182,000	81,704
	Sino Land Co. Ltd.	1,146,546	1,144,629
	SITC International Holdings Co. Ltd.	1,028,000	1,583,536
#*	SJM Holdings Ltd.	962,750	334,154
	SmarTone Telecommunications Holdings Ltd.	277,166	144,572
#*	Solomon Systech International Ltd.	1,188,000	48,644
	Soundwill Holdings Ltd.	69,000	50,592
*	South China Holdings Co. Ltd.	1,200,000	7,075
	Stella International Holdings Ltd.	315,500	356,285
	Sun Hung Kai & Co. Ltd.	528,341	176,341
	Sun Hung Kai Properties Ltd.	92,282	947,616
	SUNeVision Holdings Ltd.	461,000	171,472
	Swire Pacific Ltd., Class A	149,500	954,982
	Swire Pacific Ltd., Class B	285,000	292,609
#	TAI Cheung Holdings Ltd.	214,000	87,444
	Tao Heung Holdings Ltd.	127,000	12,673
	Techtronic Industries Co. Ltd.	106,500	972,294
*	Television Broadcasts Ltd.	257,000	118,725
	Texhong International Group Ltd.	320,000	174,468
	Texwinca Holdings Ltd.	650,000	86,407
*	Theme International Holdings Ltd.	3,490,000	258,924
#*	Tongda Group Holdings Ltd.	1,270,000	17,715
	Town Health International Medical Group Ltd.	1,265,899	51,812
	Tradelink Electronic Commerce Ltd.	220,000	24,773

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Transport International Holdings Ltd.	147,048	$180,607
	United Laboratories International Holdings Ltd.	867,000	885,019
††	Untrade.Genting Hk	436,000	4,335
*††	Up Energy Development Group Ltd.	590,000	0
	Value Partners Group Ltd.	733,000	253,352
	Vedan International Holdings Ltd.	136,000	7,623
	Vesync Co. Ltd.	146,000	91,779
	Vitasoy International Holdings Ltd.	326,000	402,179
	VSTECS Holdings Ltd.	593,200	299,951
	VTech Holdings Ltd.	101,900	592,938
Ω	WH Group Ltd.	6,359,568	3,798,143
	Wing On Co. International Ltd.	30,000	46,215
	Wing Tai Properties Ltd.	154,000	56,873
*	Xingye Alloy Materials Group Ltd.	121,000	16,326
	Xinyi Glass Holdings Ltd.	594,719	683,344
	Yue Yuen Industrial Holdings Ltd.	722,000	844,150
*	Zhaobangji Lifestyle Holdings Ltd.	1,144,000	33,376

TOTAL HONG KONG			57,047,217

IRELAND — (0.6%)
	AIB Group PLC	702,702	3,050,796
	Bank of Ireland Group PLC	648,419	5,810,945
	Cairn Homes PLC	603,298	712,436
	Dalata Hotel Group PLC	181,369	770,465
	FBD Holdings PLC	15,867	196,567
*	Flutter Entertainment PLC	3,145	494,517
	Glanbia PLC	142,768	2,248,458
*Ω	Glenveagh Properties PLC	545,501	526,578
	Irish Continental Group PLC	92,451	421,808
	Kerry Group PLC, Class A	3,556	274,679
	Kingspan Group PLC	21,865	1,471,489
*	Permanent TSB Group Holdings PLC	51,764	102,811
	Smurfit Kappa Group PLC	86,065	2,805,369

TOTAL IRELAND			18,886,918

ISRAEL — (0.7%)
	Adgar Investment & Development Ltd.	10,959	11,043
*	AFI Properties Ltd.	2,858	77,169
	Africa Israel Residences Ltd.	1,245	52,792
*	Airport City Ltd.	5,279	69,516
	Alony Hetz Properties & Investments Ltd.	17,116	83,496
	Alrov Properties & Lodgings Ltd.	3,657	103,375
*	Amos Luzon Development & Energy Group Ltd.	28,031	10,045
	Amot Investments Ltd.	8,270	34,634
	Arad Ltd.	2,181	30,747
#*	Argo Properties NV	2,040	25,084
*	Ashdod Refinery Ltd.	7,737	151,926
#	Ashtrom Group Ltd.	18,906	203,691
	Atreyu Capital Markets Ltd.	893	9,513
	AudioCodes Ltd.	17,521	137,715
#	Aura Investments Ltd.	59,775	124,310
	Automatic Bank Services Ltd.	4,388	13,636
*	Azorim-Investment Development & Construction Co. Ltd.	51,981	162,957
	Azrieli Group Ltd.	2,091	90,033
	Bank Hapoalim BM	142,714	1,020,825
	Bank Leumi Le-Israel BM	189,968	1,223,568
	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	84,774
	Bezeq The Israeli Telecommunication Corp. Ltd.	211,150	259,820

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Big Shopping Centers Ltd.	848	$59,438
	Blue Square Real Estate Ltd.	1,129	55,324
*	Brack Capital Properties NV.	528	29,939
*	Camtek Ltd.	1,177	61,329
	Carasso Motors Ltd.	30,260	88,927
*	Cellcom Israel Ltd.	67,091	162,407
*	Ceragon Networks Ltd.	21,364	36,319
*	Clal Insurance Enterprises Holdings Ltd.	51,645	645,155
*	Compugen Ltd.	11,254	8,298
	Danel Adir Yeoshua Ltd.	3,169	227,518
	Delek Automotive Systems Ltd.	27,018	124,894
	Delek Group Ltd.	3,884	424,907
	Delta Galil Ltd.	6,912	218,726
	Diplomat Holdings Ltd.	4,911	32,307
	Dor Alon Energy in Israel 1988 Ltd.	4,660	71,481
*	Doral Group Renewable Energy Resources Ltd.	22,655	30,444
*	Duniec Brothers Ltd.	646	24,002
*	El Al Israel Airlines	43,385	30,909
	Elbit Systems Ltd.	666	124,222
	Electra Consumer Products 1970 Ltd.	6,286	91,182
	Electra Ltd.	594	188,177
	Electra Real Estate Ltd.	11,184	90,180
*	Ellomay Capital Ltd.	2,696	30,177
	Energix-Renewable Energies Ltd.	24,922	60,641
*	Enlight Renewable Energy Ltd.	3,696	49,814
*	Equital Ltd.	21,344	464,443
*	Fattal Holdings 1998 Ltd.	1,772	146,595
	First International Bank Of Israel Ltd.	8,151	277,445
	FMS Enterprises Migun Ltd.	2,031	63,179
	Formula Systems 1985 Ltd.	7,015	397,648
	Fox Wizel Ltd.	4,279	242,957
	Gav-Yam Lands Corp. Ltd.	9,344	52,859
*	Gilat Satellite Networks Ltd.	18,284	109,472
#*	Hagag Group Real Estate Development.	6,695	14,276
	Hamat Group Ltd.	13,740	32,839
	Harel Insurance Investments & Financial Services Ltd.	102,513	658,416
	Hilan Ltd.	8,673	373,039
	ICL Group Ltd.	28,451	138,382
	IDI Insurance Co. Ltd.	5,105	99,768
*	IES Holdings Ltd.	1,995	96,412
	Ilex Medical Ltd.	3,543	53,861
	Inrom Construction Industries Ltd.	74,725	177,515
	Isracard Ltd.	153,720	479,364
	Israel Canada T.R Ltd.	43,856	92,278
	Israel Discount Bank Ltd., Class A	203,520	894,538
#	Israel Land Development Co. Ltd.	12,597	78,726
	Israel Shipyards Industries Ltd.	1,899	42,024
	Isras Investment Co. Ltd.	1,163	196,683
	Issta Ltd.	5,009	65,666
*	Kamada Ltd.	19,122	81,246
	Kardan Real Estate Enterprise & Development Ltd.	52,592	43,936
#	Kenon Holdings Ltd.	9,126	166,875
	Kerur Holdings Ltd.	2,708	50,942
#	Kvutzat Acro Ltd.	10,415	84,209
#	Lahav L.R. Real Estate Ltd.	14,754	11,367
	Lapidoth Capital Ltd.	3,072	41,557
	Levinstein Properties Ltd.	817	10,202
	M Yochananof & Sons Ltd.	2,247	80,711
	Magic Software Enterprises Ltd.	16,267	162,076

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Malam - Team Ltd.	5,570	$77,121
	Matrix IT Ltd.	9,607	162,348
	Max Stock Ltd.	28,918	44,339
	Maytronics Ltd.	20,174	187,681
#	Mediterranean Towers Ltd.	78,339	136,068
#	Mega Or Holdings Ltd.	5,500	75,459
*	Mehadrin Ltd.	500	15,494
#	Meitav Investment House Ltd.	30,969	90,807
	Melisron Ltd.	1,206	65,369
	Menora Mivtachim Holdings Ltd.	25,601	509,960
	Meshulam Levinstein Contracting & Engineering Ltd.	1,081	59,209
	Migdal Insurance & Financial Holdings Ltd.	293,382	275,901
	Mivne Real Estate KD Ltd.	55,653	120,083
*	Mivtach Shamir Holdings Ltd.	4,712	98,580
	Mizrahi Tefahot Bank Ltd.	8,964	277,454
	Naphtha Israel Petroleum Corp. Ltd.	30,324	116,445
	Nawi Brothers Ltd.	15,620	81,053
*	Nayax Ltd.	1,083	22,077
#*	Neto Malinda Trading Ltd.	5,947	54,055
	Next Vision Stabilized Systems Ltd.	9,582	62,816
#*	Nice Ltd., Sponsored ADR	302	46,614
*	Nova Ltd.	4,163	398,635
#	Novolog Ltd.	212,317	74,787
	Oil Refineries Ltd.	1,888,934	518,281
	One Software Technologies Ltd.	15,688	159,308
*	OPC Energy Ltd.	7,062	38,302
	Palram Industries 1990 Ltd.	10,377	74,514
*	Partner Communications Co. Ltd.	76,810	279,008
*	Paz Oil Co. Ltd.	7,737	550,090
*	Perion Network Ltd.	5,120	131,850
	Phoenix Holdings Ltd.	54,003	458,538
	Plasson Industries Ltd.	2,970	100,949
	Polyram Plastic Industries Ltd.	24,917	57,015
	Prashkovsky Investments & Construction Ltd.	4,767	86,830
*	Priortech Ltd.	5,848	163,848
	Qualitau Ltd.	632	8,550
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,544	245,381
	Retailors Ltd.	5,979	103,572
*	Scope Metals Group Ltd.	6,302	162,346
	Shapir Engineering & Industry Ltd.	9,371	50,222
*	Shikun & Binui Ltd.	37,007	83,559
*	Shufersal Ltd.	43,556	183,877
*	Strauss Group Ltd.	1,965	36,407
	Summit Real Estate Holdings Ltd.	33,615	322,192
	Tadiran Group Ltd.	1,603	82,615
Ω	Tamar Petroleum Ltd.	50,593	179,658
*	Tel Aviv Stock Exchange Ltd.	22,725	101,095
	Telsys Ltd.	1,192	71,341
*	Tera Light Ltd.	18,659	27,496
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	29,897	256,516
	Tiv Taam Holdings 1 Ltd.	45,138	66,367
*	Tower Semiconductor Ltd.	30,990	714,644
	YD More Investments Ltd.	4,749	7,399
	YH Dimri Construction & Development Ltd.	3,211	172,439

TOTAL ISRAEL.			21,475,456

ITALY — (2.9%)
	A2A SpA	1,053,396	1,977,217
	ACEA SpA	31,784	382,714

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Amplifon SpA	41,858	$1,183,051
Ω	Anima Holding SpA	112,332	459,086
#	Aquafil SpA	7,568	19,349
	Ariston Holding NV	4,212	23,608
	Arnoldo Mondadori Editore SpA	109,582	240,141
	Ascopiave SpA	47,825	106,345
	Assicurazioni Generali SpA	68,642	1,363,480
*	Avio SpA	13,194	102,352
	Azimut Holding SpA	58,148	1,225,230
	Banca Generali SpA	24,128	782,699
	Banca IFIS SpA	25,424	434,795
	Banca Mediolanum SpA	64,894	529,895
*	Banca Monte dei Paschi di Siena SpA	402,625	1,090,113
	Banca Popolare di Sondrio SPA	485,733	2,650,271
	Banca Profilo SpA	193,938	41,687
Ω	Banca Sistema SpA	49,274	57,286
	Banco BPM SpA	1,560,523	7,984,162
	Banco di Desio e della Brianza SpA	26,638	92,807
Ω	BFF Bank SpA	84,865	815,884
	Biesse SpA	1,204	12,755
	BPER Banca	791,940	2,577,090
	Brembo SpA	63,727	685,683
	Brunello Cucinelli SpA	17,481	1,406,132
	Buzzi SpA	60,307	1,596,894
	Cairo Communication SpA	62,027	106,525
Ω	Carel Industries SpA	10,474	218,353
	Cembre SpA	363	12,336
	Cementir Holding NV	38,268	318,384
*	CIR SpA-Compagnie Industriali.	666,146	271,888
	Credito Emiliano SpA	87,133	706,527
	d’Amico International Shipping SA	59,482	312,551
	Danieli & C Officine Meccaniche SpA	40,409	816,478
	Danieli & C Officine Meccaniche SpA	13,360	353,481
	Datalogic SpA	12,311	73,849
	Davide Campari-Milano NV	17,111	189,141
	De’ Longhi SpA	23,240	519,998
	DiaSorin SpA	2,301	206,221
#	Digital Bros SpA	1,461	16,958
#Ω	doValue SpA	33,180	114,200
	Emak SpA	62,789	59,100
Ω	Enav SpA	63,749	212,472
	Enel SpA	257,461	1,634,253
	Eni SpA	293,880	4,804,252
	ERG SpA	12,214	300,108
	Esprinet SpA	35,332	167,030
*	Eurotech SpA	11,968	25,047
	Ferrari NV	6,093	1,844,466
	Fila SpA	21,654	162,590
#*	Fincantieri SpA	351,618	187,484
	FinecoBank Banca Fineco SpA	53,283	628,560
	FNM SpA	128,567	55,647
*	Garofalo Health Care SpA	12,152	57,444
	Gefran SpA	3,892	30,482
#*	Geox SpA	47,794	31,812
	GPI SpA	3,153	24,998
	Gruppo MutuiOnline SpA	14,143	398,156
	Hera SpA	276,732	778,472
	IMMSI SpA	149,021	74,930
Ω	Infrastrutture Wireless Italiane SpA	30,353	332,360

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Interpump Group SpA	16,136	$674,715
	Intesa Sanpaolo SpA	573,095	1,493,367
	Iren SpA	110,577	221,589
	Italgas SpA	126,896	644,861
	Italian Sea Group SPA	4,840	35,620
	Italmobiliare SpA	12,060	304,907
*	Iveco Group NV	93,321	786,489
#	IVS Group SA	6,008	33,404
	Leonardo SpA	276,617	4,180,370
	LU-VE SpA	2,828	52,745
	Maire Tecnimont SpA	134,585	625,824
#	Mediobanca Banca di Credito Finanziario SpA	169,218	2,021,384
	MFE-MediaForEurope NV, Class A	168,467	305,758
	Moncler SpA	17,688	918,665
*	Newlat Food SpA	10,349	64,429
*Ω	Nexi SpA	277,759	1,614,005
	Openjobmetis SpA agenzia per il lavoro	2,042	19,690
	Orsero SpA	5,442	85,097
Ω	OVS SpA	216,042	382,614
	Pharmanutra SpA	1,682	86,032
	Piaggio & C SpA	240,865	647,710
Ω	Pirelli & C SpA	251,397	1,120,045
Ω	Poste Italiane SpA	125,930	1,246,737
	Prysmian SpA	25,242	945,237
Ω	RAI Way SpA	55,432	275,422
	Recordati Industria Chimica e Farmaceutica SpA	17,565	812,458
	Reply SpA	8,013	756,093
	Rizzoli Corriere Della Sera Mediagroup SpA	80,965	60,019
*	Sabaf SpA	3,304	50,357
*	Safilo Group SpA	70,674	57,768
	Salvatore Ferragamo SpA	19,955	244,148
	Sanlorenzo SpA	4,806	171,023
	Saras SpA	461,572	670,941
	Sesa SpA	4,033	407,383
	Snam SpA	128,817	590,696
*	Sogefi SpA	58,493	96,675
	SOL SpA	26,480	762,043
#	Spaxs SpA	44,796	228,303
	Stellantis NV	247,465	4,623,226
#	Stellantis NV	107,823	2,014,134
	Tamburi Investment Partners SpA	68,503	574,459
Ω	Technogym SpA	54,181	407,865
*	Technoprobe SpA	30,212	220,175
*	Telecom Italia SpA	8,315,932	2,150,190
*	Telecom Italia SpA	1,154,902	300,747
	Tenaris SA, ADR	21,027	658,566
	Terna - Rete Elettrica Nazionale	91,450	700,236
	Tinexta Spa.	6,730	115,984
	TXT e-solutions SpA	3,220	51,865
	UniCredit SpA	284,351	7,128,562
#Ω	Unieuro SpA	9,160	84,906
	Unipol Gruppo SpA	341,821	1,851,843
#	UnipolSai Assicurazioni SpA	178,560	423,214
#	Webuild SpA	97,000	174,693
	Wiit SpA	3,344	52,379
	Zignago Vetro SpA	14,273	186,716

TOTAL ITALY			89,301,662

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (23.5%)
	&Do Holdings Co. Ltd.	7,500	$49,084
	77 Bank Ltd.	47,200	1,052,043
	A&D HOLON Holdings Co. Ltd.	22,300	225,531
	ABC-Mart, Inc.	3,900	60,407
*	Access Co. Ltd.	20,000	100,636
	Achilles Corp.	11,100	113,203
	Acom Co. Ltd.	127,800	300,113
	AD Works Group Co. Ltd.	23,460	39,632
	Adastria Co. Ltd.	15,460	324,440
	ADEKA Corp.	78,500	1,312,381
	Ad-sol Nissin Corp.	5,100	53,687
	Adtec Plasma Technology Co. Ltd.	3,600	33,238
	Advan Group Co. Ltd.	13,700	91,623
	Advance Create Co. Ltd.	1,700	10,758
	Advanced Media, Inc.	6,200	56,648
	Advantest Corp.	38,400	989,131
#	Adventure, Inc.	1,000	33,773
	Aeon Co. Ltd.	37,119	780,970
	Aeon Delight Co. Ltd.	12,300	271,212
#	Aeon Fantasy Co. Ltd.	5,700	102,002
	AEON Financial Service Co. Ltd.	74,486	614,022
#	Aeon Hokkaido Corp.	20,200	117,533
	Aeon Mall Co. Ltd.	10,300	117,125
	AGC, Inc.	108,200	3,680,864
	Agro-Kanesho Co. Ltd.	8,800	78,632
	Ahresty Corp.	17,600	86,658
	Ai Holdings Corp.	11,400	176,476
	Aica Kogyo Co. Ltd.	17,300	397,477
	Aichi Corp.	36,000	215,529
	Aichi Financial Group, Inc.	36,739	578,234
	Aichi Steel Corp.	9,600	224,943
	Aichi Tokei Denki Co. Ltd.	7,400	98,303
	Aida Engineering Ltd.	46,200	273,067
#*	Aidma Holdings, Inc.	2,900	33,834
	Aiful Corp.	248,000	624,582
	Ain Holdings, Inc.	16,871	477,016
	Ainavo Holdings Co. Ltd.	800	5,954
	Aiphone Co. Ltd.	8,300	165,144
	Air Water, Inc.	106,300	1,340,305
	Airport Facilities Co. Ltd.	20,400	75,816
	Airtech Japan Ltd.	7,800	70,993
#*	Airtrip Corp.	6,700	80,303
	Aisan Industry Co. Ltd.	30,300	240,041
	Aisin Corp.	71,806	2,501,351
#	AIT Corp.	5,900	64,550
#	Aizawa Securities Group Co. Ltd.	26,400	203,927
	Ajinomoto Co., Inc.	10,400	379,836
	Ajis Co. Ltd.	2,000	30,141
	Akatsuki Corp.	17,800	48,623
	Akatsuki, Inc.	6,500	90,066
*	Akebono Brake Industry Co. Ltd.	92,800	74,683
	Akita Bank Ltd.	11,600	160,899
	Albis Co. Ltd.	5,800	95,298
	Alconix Corp.	21,900	198,336
	Alfresa Holdings Corp.	73,700	1,167,451
	Alinco, Inc.	10,600	66,708
	Alleanza Holdings Co. Ltd.	12,500	83,254
	Alpen Co. Ltd.	15,500	200,817
	Alpha Corp.	3,800	35,407

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alpha Systems, Inc.	4,200	$76,761
	Alps Alpine Co. Ltd.	176,978	1,452,320
	Alps Logistics Co. Ltd.	11,900	124,510
	Altech Corp.	11,920	202,570
	Amada Co. Ltd.	122,700	1,190,246
	Amano Corp.	19,000	388,100
	Amiyaki Tei Co. Ltd.	1,900	46,205
	Amuse, Inc.	9,500	93,051
	Amvis Holdings, Inc.	15,000	255,888
	Anabuki Kosan, Inc.	4,600	59,512
	Anest Iwata Corp.	27,400	203,688
	Anicom Holdings, Inc.	27,500	99,670
	Anritsu Corp.	53,900	401,239
	AOI Electronics Co. Ltd.	3,900	45,753
	AOKI Holdings, Inc.	25,778	168,853
	Aoyama Trading Co. Ltd.	28,781	288,682
	Aoyama Zaisan Networks Co. Ltd.	21,200	148,797
#	Aozora Bank Ltd.	63,716	1,299,596
	Arakawa Chemical Industries Ltd.	10,900	73,339
	Arata Corp.	12,333	459,010
	Araya Industrial Co. Ltd.	3,200	66,500
	ARCLANDS Corp.	34,683	371,509
	Arcs Co. Ltd.	37,396	714,580
	Ardepro Co. Ltd.	4,100	10,405
	ARE Holdings, Inc.	51,700	654,512
	Arealink Co. Ltd.	7,427	134,914
	Argo Graphics, Inc.	12,100	265,177
	Arisawa Manufacturing Co. Ltd.	30,000	212,171
	Artnature, Inc.	11,600	61,956
#*	Aruhi Corp.	7,290	39,543
	As One Corp.	9,100	290,016
#	Asahi Co. Ltd.	14,944	128,564
	Asahi Diamond Industrial Co. Ltd.	80,643	460,744
	Asahi Group Holdings Ltd.	22,200	802,983
	Asahi Intecc Co. Ltd.	12,400	208,352
	Asahi Kasei Corp.	416,700	2,561,781
	Asahi Kogyosha Co. Ltd.	7,800	123,154
	Asahi Net, Inc.	8,500	34,531
	Asahi Printing Co. Ltd.	3,400	19,617
	Asahi Yukizai Corp.	12,400	303,652
	Asanuma Corp.	16,000	377,266
	Asia Pile Holdings Corp.	28,100	138,144
	Asics Corp.	17,800	563,850
	ASKA Pharmaceutical Holdings Co. Ltd.	24,000	271,932
	ASKUL Corp.	20,600	268,920
	Astellas Pharma, Inc.	45,300	573,039
	Astena Holdings Co. Ltd.	32,700	116,848
	Asti Corp.	3,200	75,846
#	Asukanet Co. Ltd.	3,500	15,198
*	Atrae, Inc.	2,900	19,401
	Aucnet, Inc.	10,800	125,743
	Autobacs Seven Co. Ltd.	44,300	455,669
	Avant Group Corp.	11,700	98,925
	Avantia Co. Ltd.	6,100	34,182
	Avex, Inc.	23,500	214,612
	Awa Bank Ltd.	42,797	710,998
	Axell Corp.	2,500	30,509
	Axial Retailing, Inc.	12,700	325,281
	Azbil Corp.	8,900	262,983

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AZ-COM MARUWA Holdings, Inc.	19,100	$262,123
	Bandai Namco Holdings, Inc.	16,800	348,071
	Bando Chemical Industries Ltd.	27,700	276,885
#	Bank of Iwate Ltd.	10,700	194,191
	Bank of Nagoya Ltd.	9,301	375,389
	Bank of Saga Ltd.	10,171	138,695
	Bank of the Ryukyus Ltd.	35,300	291,614
	Baroque Japan Ltd.	2,700	14,053
	Base Co. Ltd.	2,200	61,746
	BayCurrent Consulting, Inc.	18,000	451,921
	Beauty Garage, Inc.	4,600	68,216
#	Beenos, Inc.	11,000	104,210
	Belc Co. Ltd.	6,900	323,617
	Bell System24 Holdings, Inc.	22,900	234,900
	Belluna Co. Ltd.	47,300	192,193
	Benefit One, Inc.	31,800	228,018
	Benesse Holdings, Inc.	44,900	530,870
#*	Bengo4.com, Inc.	3,600	101,063
#	Bic Camera, Inc.	53,300	403,530
	BIPROGY, Inc.	16,300	406,559
	B-Lot Co. Ltd.	3,900	20,778
	BML, Inc.	14,592	276,143
#	Bookoff Group Holdings Ltd.	8,100	55,770
	Bourbon Corp.	5,800	87,356
	BrainPad, Inc.	9,600	51,997
	Bridgestone Corp.	39,100	1,479,747
	Broadmedia Corp.	10,400	100,476
	Brother Industries Ltd.	168,600	2,630,202
	Bunka Shutter Co. Ltd.	59,800	504,338
#	Bushiroad, Inc.	5,500	18,705
	Business Brain Showa-Ota, Inc.	3,100	43,297
	Business Engineering Corp.	1,400	31,437
#	BuySell Technologies Co. Ltd.	1,600	38,396
	C Uyemura & Co. Ltd.	5,200	282,335
	CAC Holdings Corp.	13,400	155,956
	Calbee, Inc.	19,200	368,840
	Canon Electronics, Inc.	19,100	243,503
	Canon Marketing Japan, Inc.	16,400	393,281
	Canon, Inc., Sponsored ADR	24,859	586,175
	Canon, Inc.	15,700	371,159
	Capcom Co. Ltd.	20,400	656,662
	Career Design Center Co. Ltd.	1,300	16,798
#	Careerlink Co. Ltd.	4,300	69,992
	Carlit Holdings Co. Ltd.	14,100	90,857
#	Carta Holdings, Inc.	4,800	37,893
	Casio Computer Co. Ltd.	12,100	96,957
	Cawachi Ltd.	11,200	187,303
	CDS Co. Ltd.	1,900	21,585
#	CellSource Co. Ltd.	2,200	26,219
#	Celsys, Inc.	16,443	75,097
	Central Automotive Products Ltd.	9,600	215,008
	Central Glass Co. Ltd.	38,100	722,089
	Central Security Patrols Co. Ltd.	7,500	127,974
	Central Sports Co. Ltd.	4,500	71,679
#	Ceres, Inc.	3,400	21,169
#	Change Holdings, Inc.	13,000	132,633
	Charm Care Corp. KK	11,100	81,003
	Chiba Bank Ltd.	158,500	1,180,594
	Chiba Kogyo Bank Ltd.	35,000	228,617

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chilled & Frozen Logistics Holdings Co. Ltd.	12,200	$112,250
	Chino Corp.	5,900	79,837
	Chiyoda Co. Ltd.	12,582	69,463
*	Chiyoda Corp.	35,200	82,753
	Chiyoda Integre Co. Ltd.	10,500	192,463
	Chofu Seisakusho Co. Ltd.	11,755	167,538
	Chori Co. Ltd.	10,800	209,037
	Chubu Shiryo Co. Ltd.	20,800	149,766
	Chubu Steel Plate Co. Ltd.	14,500	198,441
	Chudenko Corp.	23,700	385,693
	Chuetsu Pulp & Paper Co. Ltd.	4,389	39,470
	Chugai Ro Co. Ltd.	4,000	57,156
	Chugin Financial Group, Inc.	97,500	777,412
	Chugoku Electric Power Co., Inc.	21,600	135,069
	Chugoku Marine Paints Ltd.	39,000	352,779
	Chuo Spring Co. Ltd.	10,900	51,459
	Chuo Warehouse Co. Ltd.	4,500	32,033
	CI Takiron Corp.	39,200	150,901
	Citizen Watch Co. Ltd.	158,100	922,041
	CKD Corp.	32,100	403,675
	CK-San-Etsu Co. Ltd.	4,900	115,535
	Cleanup Corp.	16,600	77,344
#	CMIC Holdings Co. Ltd.	8,200	92,972
	CMK Corp.	48,800	215,025
	Coca-Cola Bottlers Japan Holdings, Inc.	76,885	1,030,917
*	COLOPL, Inc.	35,000	134,601
	Colowide Co. Ltd.	26,300	409,492
	Computer Engineering & Consulting Ltd.	10,300	106,293
#	Computer Institute of Japan Ltd.	20,880	75,559
	COMSYS Holdings Corp.	34,959	719,115
	Comture Corp.	10,500	140,360
	Concordia Financial Group Ltd.	327,638	1,522,337
*	COOKPAD, Inc.	20,600	14,932
	Core Corp.	900	10,162
	Corona Corp.	10,600	63,760
	Cosel Co. Ltd.	19,363	144,195
	Cosmo Energy Holdings Co. Ltd.	82,200	3,006,958
	Cosmos Initia Co. Ltd.	5,300	23,887
	Cosmos Pharmaceutical Corp.	3,800	395,457
	Cota Co. Ltd.	8,926	96,249
#	CRE, Inc.	10,400	108,426
	Create Restaurants Holdings, Inc.	59,800	414,444
	Create SD Holdings Co. Ltd.	13,500	289,505
	Credit Saison Co. Ltd.	126,400	1,894,712
	Creek & River Co. Ltd.	8,400	109,573
	Cresco Ltd.	9,900	108,367
	CTI Engineering Co. Ltd.	13,000	390,964
	CTS Co. Ltd.	17,700	77,979
#	Cube System, Inc.	5,200	36,713
	Curves Holdings Co. Ltd.	27,500	119,959
*	Cyber Security Cloud, Inc.	1,500	20,304
	CyberAgent, Inc.	40,670	213,495
	Cybozu, Inc.	13,800	171,941
	Dai Nippon Printing Co. Ltd.	17,500	456,527
	Dai Nippon Toryo Co. Ltd.	19,300	123,020
	Daicel Corp.	210,200	1,787,472
	Dai-Dan Co. Ltd.	23,800	233,730
	Daido Metal Co. Ltd.	26,506	92,508
	Daido Steel Co. Ltd.	24,900	976,814

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daidoh Ltd.	12,300	$27,944
	Daifuku Co. Ltd.	22,800	376,722
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	85,894
	Daihen Corp.	11,900	375,064
	Daiho Corp.	10,300	263,081
	Dai-Ichi Cutter Kogyo KK	5,900	46,975
	Daiichi Jitsugyo Co. Ltd.	26,700	342,693
	Daiichi Kensetsu Corp.	1,000	10,705
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	12,730	78,344
	Dai-ichi Life Holdings, Inc.	79,100	1,670,989
	Daiichi Sankyo Co. Ltd.	5,400	139,235
	Daiichikosho Co. Ltd.	3,200	47,301
	Daiken Medical Co. Ltd.	6,000	21,129
	Daiki Aluminium Industry Co. Ltd.	34,000	281,449
	Daikin Industries Ltd.	2,100	302,776
#	Daikoku Denki Co. Ltd.	7,900	230,655
	Daikokutenbussan Co. Ltd.	5,500	233,084
	Daikyonishikawa Corp.	26,900	134,560
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,809	127,668
	Daio Paper Corp.	76,300	626,891
	Daiseki Co. Ltd.	16,900	466,736
#	Daiseki Eco. Solution Co. Ltd.	4,600	29,493
	Daishi Hokuetsu Financial Group, Inc.	33,600	877,396
	Daishinku Corp.	32,000	155,018
	Daisue Construction Co. Ltd.	7,600	66,758
	Daito Pharmaceutical Co. Ltd.	11,979	153,039
	Daito Trust Construction Co. Ltd.	7,400	793,771
	Daitron Co. Ltd.	10,400	198,839
	Daiwa House Industry Co. Ltd.	45,400	1,248,757
	Daiwa Industries Ltd.	30,600	262,399
	Daiwa Securities Group, Inc.	332,147	1,915,316
	Daiwabo Holdings Co. Ltd.	64,800	1,231,634
	DCM Holdings Co. Ltd.	122,500	956,544
#	Dear Life Co. Ltd.	24,400	121,491
	DeNA Co. Ltd.	65,600	640,857
	Denka Co. Ltd.	66,000	1,192,193
	Densan System Holdings Co. Ltd.	6,000	108,391
	Denso Corp.	68,400	1,010,017
	Dentsu Group, Inc.	20,700	601,252
	Denyo Co. Ltd.	14,300	202,008
	Descente Ltd.	800	22,313
	Dexerials Corp.	31,800	725,368
	DIC Corp.	52,669	830,503
	Digital Arts, Inc.	6,600	182,053
	Digital Hearts Holdings Co. Ltd.	7,100	43,218
	Digital Holdings, Inc.	10,900	75,036
	Digital Information Technologies Corp.	6,700	70,614
	Dip Corp.	16,400	325,037
	Direct Marketing MiX, Inc.	15,900	42,932
	Disco Corp.	5,400	953,635
	DKK Co. Ltd.	9,000	148,524
	DKS Co. Ltd.	7,153	82,437
	DMG Mori Co. Ltd.	70,500	1,166,070
	Doshisha Co. Ltd.	19,100	284,339
	Double Standard, Inc.	2,600	24,100
	Doutor Nichires Holdings Co. Ltd.	31,200	450,487
	Dowa Holdings Co. Ltd.	41,400	1,265,612
#	Drecom Co. Ltd.	9,700	41,934
	DTS Corp.	20,600	423,091

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Duskin Co. Ltd.	27,800	$606,114
	DyDo Group Holdings, Inc.	7,800	301,874
	Eagle Industry Co. Ltd.	23,101	251,837
	EAT&HOLDINGS Co. Ltd.	4,800	63,527
	Ebara Corp.	26,600	1,177,942
	Ebara Foods Industry, Inc.	5,100	99,068
	Ebara Jitsugyo Co. Ltd.	9,200	160,835
	Ebase Co. Ltd.	9,700	41,779
	Eco’s Co. Ltd.	8,100	115,992
	EDION Corp.	79,600	793,913
	eGuarantee, Inc.	15,100	174,421
	E-Guardian, Inc.	2,500	27,558
	Ehime Bank Ltd.	23,529	174,202
	Eiken Chemical Co. Ltd.	21,158	208,691
	Eisai Co. Ltd.	2,800	148,339
	Eizo Corp.	15,200	487,731
	EJ Holdings, Inc.	9,400	100,515
	Elan Corp.	17,500	86,502
	Elecom Co. Ltd.	29,700	336,757
	Electric Power Development Co. Ltd.	9,600	147,175
	Elematec Corp.	17,148	195,172
	EM Systems Co. Ltd.	15,300	72,759
	en Japan, Inc.	11,192	166,938
	Endo Lighting Corp.	10,000	78,444
	ENEOS Holdings, Inc.	1,492,170	5,529,111
#	Enomoto Co. Ltd.	5,700	58,088
	Enplas Corp.	9,700	542,801
#	Entrust, Inc.	5,600	31,311
#	Envipro Holdings, Inc.	10,600	44,538
#	eRex Co. Ltd.	8,000	39,443
	ERI Holdings Co. Ltd.	3,400	36,523
	ES-Con Japan Ltd.	19,000	110,882
	Eslead Corp.	8,300	171,009
	ESPEC Corp.	13,900	204,507
	Exedy Corp.	29,364	490,272
	EXEO Group, Inc.	60,054	1,247,307
	Ezaki Glico Co. Ltd.	32,600	947,590
	F&M Co. Ltd.	3,700	50,054
	FALCO HOLDINGS Co. Ltd.	7,700	103,228
	Fancl Corp.	16,909	252,799
	FANUC Corp.	17,000	421,879
	Fast Fitness Japan, Inc.	5,200	41,725
	FCC Co. Ltd.	29,655	351,887
#*	FDK Corp.	5,300	27,263
	Feed One Co. Ltd.	20,268	103,512
#	Ferrotec Holdings Corp.	44,200	776,911
	Fibergate, Inc.	5,700	42,980
	FIDEA Holdings Co. Ltd.	19,320	208,174
#	Financial Partners Group Co. Ltd.	27,500	261,225
	FINDEX, Inc.	6,400	35,292
*	Fintech Global, Inc.	118,000	44,785
	First Bank of Toyama Ltd.	39,200	256,331
#	First Juken Co. Ltd.	6,500	47,129
	Fixstars Corp.	13,800	90,792
	FJ Next Holdings Co. Ltd.	18,500	129,261
	Focus Systems Corp.	5,600	36,786
	Food & Life Cos. Ltd.	48,200	812,400
	Forum Engineering, Inc.	7,100	61,188
	Foster Electric Co. Ltd.	18,240	108,550

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FP Corp.	31,300	$602,733
	France Bed Holdings Co. Ltd.	24,800	195,051
	Freebit Co. Ltd.	8,100	55,709
#	F-Tech, Inc.	9,400	43,630
	FTGroup Co. Ltd.	6,300	53,835
	Fudo Tetra Corp.	12,876	171,702
	Fuji Co. Ltd.	22,800	288,234
	Fuji Corp.	58,800	885,401
#	Fuji Corp.	12,400	139,821
	Fuji Corp. Ltd.	19,399	92,560
	Fuji Electric Co. Ltd.	20,300	772,915
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	43,916
	Fuji Kyuko Co. Ltd.	9,400	265,327
	Fuji Media Holdings, Inc.	27,400	272,129
#	Fuji Oil Co. Ltd.	40,100	84,141
	Fuji Oil Holdings, Inc.	37,901	602,031
	Fuji Pharma Co. Ltd.	15,600	120,508
	Fuji Seal International, Inc.	30,172	336,091
	Fuji Soft, Inc.	15,800	568,568
	Fujibo Holdings, Inc.	7,700	175,559
	Fujicco Co. Ltd.	16,385	211,420
	FUJIFILM Holdings Corp.	15,000	820,466
	Fujikura Composites, Inc.	18,600	145,262
	Fujikura Kasei Co. Ltd.	18,200	52,683
	Fujikura Ltd.	187,200	1,344,491
	Fujimi, Inc.	16,800	335,359
	Fujimori Kogyo Co. Ltd.	13,200	333,077
#	Fujishoji Co. Ltd.	3,800	32,064
	Fujitsu General Ltd.	8,100	144,056
	Fujitsu Ltd.	7,500	971,606
	Fujiya Co. Ltd.	7,400	122,149
	FuKoKu Co. Ltd.	9,000	87,286
	Fukuda Corp.	4,600	149,118
	Fukuda Denshi Co. Ltd.	15,000	536,007
#	Fukui Bank Ltd.	13,900	149,795
	Fukui Computer Holdings, Inc.	9,200	157,945
	Fukuoka Financial Group, Inc.	55,108	1,456,710
	Fukushima Galilei Co. Ltd.	7,300	241,668
	Fukuyama Transporting Co. Ltd.	21,623	590,918
	FULLCAST Holdings Co. Ltd.	10,900	123,343
#	Fumakilla Ltd.	1,300	9,105
	Funai Soken Holdings, Inc.	18,760	308,338
	Furukawa Battery Co. Ltd.	12,700	74,889
	Furukawa Co. Ltd.	33,700	472,816
	Furukawa Electric Co. Ltd.	61,600	923,051
	Furuno Electric Co. Ltd.	24,800	272,125
#	Furuya Metal Co. Ltd.	2,100	135,854
	Furyu Corp.	18,000	189,657
	Fuso Chemical Co. Ltd.	14,000	380,408
	Fuso Pharmaceutical Industries Ltd.	5,100	65,789
	Futaba Corp.	23,400	78,833
	Futaba Industrial Co. Ltd.	48,000	236,501
	Future Corp.	23,400	267,064
	Fuyo General Lease Co. Ltd.	23,500	1,910,566
	G-7 Holdings, Inc.	18,000	137,454
*	GA Technologies Co. Ltd.	6,700	50,623
	Gakken Holdings Co. Ltd.	27,400	152,494
	Gakkyusha Co. Ltd.	3,300	44,219
#	Gakujo Co. Ltd.	7,000	78,073

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Gecoss Corp.	8,859	$56,253
#	Genki Sushi Co. Ltd.	9,800	170,496
	Genky DrugStores Co. Ltd.	8,400	319,877
	Geo Holdings Corp.	39,700	620,646
#	Gift Holdings, Inc.	5,000	71,417
*	giftee, Inc.	2,000	17,107
	Giken Ltd.	12,500	148,152
	GL Sciences, Inc.	7,000	105,665
	GLOBERIDE, Inc.	17,400	224,552
	Glory Ltd.	38,273	713,574
	Glosel Co. Ltd.	15,700	46,822
	GMO Financial Gate, Inc.	1,500	84,094
#	GMO Financial Holdings, Inc.	29,100	132,253
#	GMO GlobalSign Holdings KK	3,300	55,679
	GMO internet group, Inc.	20,400	297,121
	GMO Payment Gateway, Inc.	5,600	223,660
#*	GNI Group Ltd.	19,600	260,320
	Godo Steel Ltd.	10,300	299,029
	Goldcrest Co. Ltd.	13,890	198,076
	Goldwin, Inc.	3,400	214,733
#	Good Com Asset Co. Ltd.	14,800	85,410
	Grandy House Corp.	13,500	54,547
	Gree, Inc.	41,400	154,714
	Greens Co. Ltd.	2,400	25,106
	gremz, Inc.	3,700	49,068
	GS Yuasa Corp.	56,600	913,133
	GSI Creos Corp.	9,200	121,491
	G-Tekt Corp.	21,032	245,457
	Gun-Ei Chemical Industry Co. Ltd.	4,100	85,906
	GungHo Online Entertainment, Inc.	24,470	368,947
	Gunma Bank Ltd.	315,400	1,524,193
*	Gunosy, Inc.	8,500	39,578
	Gunze Ltd.	15,300	458,789
	H.U. Group Holdings, Inc.	53,100	892,400
	H2O Retailing Corp.	80,499	862,399
	Hachijuni Bank Ltd.	287,350	1,636,495
#	Hagihara Industries, Inc.	9,695	103,577
	Hagiwara Electric Holdings Co. Ltd., Class C	6,900	199,306
	Hakudo Co. Ltd.	5,700	81,092
	Hakuhodo DY Holdings, Inc.	81,400	660,577
#	Hakuto Co. Ltd.	5,200	175,848
	Halows Co. Ltd.	8,300	233,176
	Hamakyorex Co. Ltd.	16,400	410,566
	Hamamatsu Photonics KK	8,000	297,144
	Handsman Co. Ltd.	4,200	29,302
	Hankyu Hanshin Holdings, Inc.	16,852	530,224
	Hanwa Co. Ltd.	34,400	1,036,923
	Happinet Corp.	19,600	331,904
	Hard Off Corp. Co. Ltd.	8,200	79,664
#	Harima Chemicals Group, Inc.	12,200	65,212
	Harmonic Drive Systems, Inc.	7,500	162,446
	Haseko Corp.	151,200	1,860,794
#	Hashimoto Sogyo Holdings Co. Ltd.	5,200	41,272
	Hazama Ando Corp.	145,650	1,127,334
	Heiwa Corp.	50,400	713,428
	Heiwa Real Estate Co. Ltd.	15,500	396,782
	Heiwado Co. Ltd.	41,200	673,871
#*	Hennge KK	5,200	34,445
	Hibiya Engineering Ltd.	16,700	252,986

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hikari Tsushin, Inc.	2,100	$302,973
#	HI-LEX Corp.	17,000	148,989
	Himacs Ltd.	1,300	11,859
*	Hino Motors Ltd.	198,000	576,304
#	Hioki EE Corp.	6,100	265,142
	Hirakawa Hewtech Corp.	10,100	96,654
	Hirano Tecseed Co. Ltd.	11,200	144,485
	Hirata Corp.	2,700	122,831
	Hirogin Holdings, Inc.	227,900	1,449,143
	Hirose Electric Co. Ltd.	1,900	215,268
	Hiroshima Gas Co. Ltd.	16,700	44,098
	Hisaka Works Ltd.	19,000	118,968
	Hisamitsu Pharmaceutical Co., Inc.	5,800	184,993
	Hitachi Construction Machinery Co. Ltd.	15,300	395,287
	Hitachi Ltd.	43,100	2,731,961
	Hitachi Ltd., ADR	303	38,645
	Hitachi Zosen Corp.	190,240	992,402
	Hito Communications Holdings, Inc.	3,700	30,130
	Hochiki Corp.	13,400	149,180
	Hodogaya Chemical Co. Ltd.	6,500	129,793
	Hogy Medical Co. Ltd.	18,300	397,626
	Hokkaido Coca-Cola Bottling Co. Ltd.	3,700	63,919
	Hokkaido Electric Power Co., Inc.	34,300	144,291
	Hokkaido Gas Co. Ltd.	3,800	58,980
	Hokkan Holdings Ltd.	8,000	83,715
	Hokko Chemical Industry Co. Ltd.	17,500	107,943
	Hokkoku Financial Holdings, Inc.	17,300	572,403
#	Hokuetsu Corp.	109,000	836,325
#	Hokuetsu Industries Co. Ltd.	18,500	238,115
	Hokuhoku Financial Group, Inc.	156,437	1,826,414
#	Hokuriku Electric Industry Co. Ltd.	6,200	55,557
*	Hokuriku Electric Power Co.	35,700	177,080
	Hokuriku Electrical Construction Co. Ltd.	13,199	86,978
	Hokuto Corp.	7,100	85,208
	Honda Motor Co. Ltd., Sponsored ADR	29,040	892,980
	Honda Motor Co. Ltd.	385,305	3,948,903
	H-One Co. Ltd.	16,700	85,354
	Honeys Holdings Co. Ltd.	15,970	161,470
	Hoosiers Holdings Co. Ltd.	29,600	209,213
	Horiba Ltd.	23,200	1,173,022
	Hoshizaki Corp.	2,600	83,966
	Hosiden Corp.	58,000	681,688
#	Hosokawa Micron Corp.	13,300	373,294
#	Hotland Co. Ltd.	4,600	60,653
	House Foods Group, Inc.	19,500	411,763
	Howa Machinery Ltd.	10,800	54,123
	HS Holdings Co. Ltd.	14,000	93,573
	Hulic Co. Ltd.	58,067	532,366
	Hyakugo Bank Ltd.	184,367	697,083
	Hyakujushi Bank Ltd.	8,401	159,972
	Ibiden Co. Ltd.	24,800	1,057,384
#	IBJ, Inc.	11,100	47,590
	Ichigo, Inc.	109,600	239,833
	Ichiken Co. Ltd.	5,200	69,744
	Ichikoh Industries Ltd.	36,800	128,882
	Ichinen Holdings Co. Ltd.	16,400	150,712
	Ichiyoshi Securities Co. Ltd.	29,300	136,169
	Icom, Inc.	10,300	238,480
	ID Holdings Corp.	3,000	28,619

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	IDEA Consultants, Inc.	3,600	$38,729
	Idec Corp.	27,000	484,477
	Idemitsu Kosan Co. Ltd.	105,967	2,405,991
	IDOM, Inc.	55,700	335,184
	IHI Corp.	69,100	1,326,179
	Iida Group Holdings Co. Ltd.	35,120	545,315
	Iino Kaiun Kaisha Ltd.	95,700	686,427
	IJTT Co. Ltd.	17,000	75,268
	I’ll, Inc.	3,700	90,398
	Imagica Group, Inc.	19,800	77,736
	Imasen Electric Industrial	14,300	54,870
	i-mobile Co. Ltd.	16,800	52,306
	Imuraya Group Co. Ltd.	5,900	91,732
	Inaba Denki Sangyo Co. Ltd.	27,300	569,283
	Inaba Seisakusho Co. Ltd.	7,400	73,900
	Inabata & Co. Ltd.	48,600	1,014,623
*	I-NE Co. Ltd.	4,400	82,571
	Ines Corp.	20,800	204,566
#	I-Net Corp.	10,100	107,730
	Infocom Corp.	13,300	221,457
	Information Services International-Dentsu Ltd.	6,400	217,211
	INFRONEER Holdings, Inc.	193,468	2,040,866
	Innotech Corp.	12,900	132,569
	Inpex Corp.	294,500	4,273,449
	Insource Co. Ltd.	24,000	141,457
#	Intage Holdings, Inc.	7,300	80,780
	Integrated Design & Engineering Holdings Co. Ltd.	11,800	261,930
#	Intelligent Wave, Inc.	2,400	13,865
	Inter Action Corp.	10,100	68,703
	Internet Initiative Japan, Inc.	22,400	361,953
#	Inui Global Logistics Co. Ltd.	7,500	60,574
	I-PEX, Inc.	9,600	93,401
#	IPS, Inc.	4,900	86,039
#	IR Japan Holdings Ltd.	4,400	39,555
	Iriso Electronics Co. Ltd.	16,700	394,260
	I’rom Group Co. Ltd.	6,200	70,727
	ISB Corp.	6,700	62,794
#	Ise Chemicals Corp.	1,600	77,839
	Iseki & Co. Ltd.	12,108	87,807
	Isetan Mitsukoshi Holdings Ltd.	76,500	862,994
	Ishihara Chemical Co. Ltd.	10,500	110,923
	Ishihara Sangyo Kaisha Ltd.	34,900	326,952
	Ishii Iron Works Co. Ltd.	1,900	34,156
#*	Istyle, Inc.	17,600	50,892
	Isuzu Motors Ltd.	155,000	1,728,351
	Itfor, Inc.	19,000	133,176
	ITmedia, Inc.	9,300	63,454
#	Ito En Ltd.	9,481	308,089
#	ITOCHU Corp.	68,400	2,463,838
	Itochu Enex Co. Ltd.	66,100	649,724
	Itochu-Shokuhin Co. Ltd.	5,200	225,644
	Itoham Yonekyu Holdings, Inc.	23,485	649,034
	Itoki Corp.	29,353	282,663
	IwaiCosmo Holdings, Inc.	17,200	204,951
	Iwaki Co. Ltd.	9,600	115,872
	Iwatani Corp.	29,900	1,430,071
*	Iwatsu Electric Co. Ltd.	4,000	20,367
	Iwatsuka Confectionery Co. Ltd.	1,400	46,836
	Iyogin Holdings, Inc.	200,682	1,444,577

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Izumi Co. Ltd.	23,800	$601,795
	J Front Retailing Co. Ltd.	95,882	914,072
#	J Trust Co. Ltd.	68,200	216,345
	JAC Recruitment Co. Ltd.	13,700	218,679
	Jaccs Co. Ltd.	23,600	811,210
*	Jade Group, Inc.	6,300	60,966
	JAFCO Group Co. Ltd.	60,100	647,326
*	Jamco Corp.	3,300	32,502
	JANOME Corp.	15,300	73,053
	Japan Airlines Co. Ltd.	9,000	165,454
	Japan Airport Terminal Co. Ltd.	1,400	61,571
	Japan Aviation Electronics Industry Ltd.	47,200	889,650
	Japan Best Rescue System Co. Ltd.	10,600	42,188
#	Japan Cash Machine Co. Ltd.	13,800	88,100
#*	Japan Communications, Inc.	77,800	106,714
	Japan Electronic Materials Corp.	11,200	102,888
	Japan Elevator Service Holdings Co. Ltd.	28,600	379,012
	Japan Exchange Group, Inc.	48,600	961,055
#	Japan Foundation Engineering Co. Ltd.	16,100	46,068
*	Japan Hospice Holdings, Inc.	900	13,486
	Japan Investment Adviser Co. Ltd.	3,500	37,447
	Japan Lifeline Co. Ltd.	41,400	315,690
	Japan Material Co. Ltd.	29,700	417,090
	Japan Medical Dynamic Marketing, Inc.	18,700	88,589
	Japan Petroleum Exploration Co. Ltd.	6,900	236,267
	Japan Post Holdings Co. Ltd.	150,800	1,334,761
	Japan Post Insurance Co. Ltd.	26,800	516,063
	Japan Property Management Center Co. Ltd.	10,700	79,179
	Japan Pulp & Paper Co. Ltd.	11,500	360,520
	Japan Pure Chemical Co. Ltd.	1,100	19,154
	Japan Securities Finance Co. Ltd.	94,200	938,027
	Japan Steel Works Ltd.	12,900	209,299
	Japan System Techniques Co. Ltd.	3,400	46,184
	Japan Tobacco, Inc.	56,200	1,308,272
	Japan Transcity Corp.	33,400	146,633
	Japan Wool Textile Co. Ltd.	50,700	460,941
	Jastec Co. Ltd.	6,100	62,560
	JBCC Holdings, Inc.	15,100	298,074
	JCU Corp.	16,700	364,276
	JDC Corp.	28,900	116,018
	Jeol Ltd.	23,700	669,130
	JFE Holdings, Inc.	312,960	4,360,429
	JFE Systems, Inc.	1,500	31,984
	JGC Holdings Corp.	66,400	817,847
	Jichodo Co. Ltd.	300	19,975
#*	JIG-SAW, Inc.	2,300	56,463
	JINS Holdings, Inc.	6,400	176,671
	JINUSHI Co. Ltd.	10,000	132,472
	JK Holdings Co. Ltd.	14,300	90,897
	J-Lease Co. Ltd.	2,100	26,422
	JM Holdings Co. Ltd.	10,400	142,607
	JMS Co. Ltd.	20,300	71,437
#*	Joban Kosan Co. Ltd.	3,900	30,695
	J-Oil Mills, Inc.	16,782	197,032
	Joshin Denki Co. Ltd.	14,601	231,935
	Joyful Honda Co. Ltd.	42,500	499,171
	JP-Holdings, Inc.	49,100	114,536
	JSB Co. Ltd.	4,400	67,129
	JSP Corp.	12,401	154,226

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JSR Corp.	11,200	$299,779
	JTEKT Corp.	127,500	1,051,234
#	Juki Corp.	20,200	79,708
	Juroku Financial Group, Inc.	23,200	625,055
	Justsystems Corp.	16,900	301,165
	JVCKenwood Corp.	146,001	627,475
	K&O Energy Group, Inc.	14,800	233,049
	Kadokawa Corp.	11,353	218,689
	Kadoya Sesame Mills, Inc.	1,400	32,221
	Kaga Electronics Co. Ltd.	18,700	748,288
	Kagome Co. Ltd.	12,500	260,042
	Kajima Corp.	79,622	1,315,935
	Kakaku.com, Inc.	19,900	191,925
	Kaken Pharmaceutical Co. Ltd.	13,200	292,316
	Kakiyasu Honten Co. Ltd.	7,700	126,390
#	Kamakura Shinsho Ltd.	9,000	34,688
	Kameda Seika Co. Ltd.	1,800	48,651
	Kamei Corp.	18,600	192,730
	Kamigumi Co. Ltd.	58,700	1,190,820
	Kanaden Corp.	14,900	148,460
	Kanagawa Chuo Kotsu Co. Ltd.	5,700	116,235
	Kanamic Network Co. Ltd.	11,800	35,851
#	Kanamoto Co. Ltd.	26,275	426,421
	Kandenko Co. Ltd.	96,400	893,274
	Kaneka Corp.	43,800	1,071,864
	Kaneko Seeds Co. Ltd.	9,600	90,499
	Kanematsu Corp.	80,300	1,085,139
	Kanemi Co. Ltd.	1,400	28,031
	Kanro, Inc.	1,200	18,063
	Kansai Food Market Ltd.	5,300	47,304
	Kansai Paint Co. Ltd.	21,300	311,719
	Kanto Denka Kogyo Co. Ltd.	49,200	259,988
	Kao Corp.	12,500	456,049
*	Kaonavi, Inc.	1,000	13,640
	Katakura Industries Co. Ltd.	18,300	205,931
	Katitas Co. Ltd.	21,623	288,611
	Kato Sangyo Co. Ltd.	19,900	559,529
	Kato Works Co. Ltd.	8,400	67,066
	Kawada Technologies, Inc.	3,800	167,628
	Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	157,620
	Kawasaki Heavy Industries Ltd.	80,900	1,785,611
#	Kawasaki Kisen Kaisha Ltd.	12,597	431,951
	KDDI Corp.	96,900	2,898,737
	KeePer Technical Laboratory Co. Ltd.	8,300	312,868
	Keihan Holdings Co. Ltd.	16,300	398,665
	Keihanshin Building Co. Ltd.	9,500	87,168
	Keihin Co. Ltd.	3,500	41,644
	Keikyu Corp.	17,800	150,916
	Keisei Electric Railway Co. Ltd.	1,558	58,689
#	KEIWA, Inc.	5,200	45,888
	Keiyo Bank Ltd.	104,100	472,321
	Keiyo Co. Ltd.	34,800	299,671
	KEL Corp.	4,100	45,886
	Kenko Mayonnaise Co. Ltd.	9,696	100,487
	Kewpie Corp.	31,877	553,281
	KeyHolder, Inc.	6,100	35,197
	KFC Holdings Japan Ltd.	13,300	264,939
	KH Neochem Co. Ltd.	29,800	451,402
	Kibun Foods, Inc.	5,200	40,246

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kikkoman Corp.	8,800	$500,674
	Kimura Chemical Plants Co. Ltd.	18,500	87,019
	Kimura Unity Co. Ltd.	5,600	48,535
	Kinden Corp.	69,000	1,045,174
#	King Jim Co. Ltd.	1,500	8,878
	Kinki Sharyo Co. Ltd.	3,400	41,023
	Kintetsu Department Store Co. Ltd.	4,900	91,407
	Kirin Holdings Co. Ltd.	26,280	369,321
	Kissei Pharmaceutical Co. Ltd.	24,700	522,429
	Ki-Star Real Estate Co. Ltd.	9,100	256,368
*	Kitagawa Corp.	6,700	62,925
	Kita-Nippon Bank Ltd.	6,400	98,571
	Kitano Construction Corp.	3,200	65,119
	Kitz Corp.	70,000	473,004
	Kiyo Bank Ltd.	116,433	1,201,929
#*	KLab, Inc.	25,800	44,814
*	KNT-CT Holdings Co. Ltd.	12,800	107,263
	Koa Corp.	28,900	278,492
	Koa Shoji Holdings Co. Ltd.	7,200	35,249
	Koatsu Gas Kogyo Co. Ltd.	25,300	128,099
	Kobayashi Pharmaceutical Co. Ltd.	4,900	202,288
#	Kobe Bussan Co. Ltd.	16,800	415,767
*	Kobe Electric Railway Co. Ltd.	1,600	29,284
	Kobe Steel Ltd.	272,680	3,224,021
	Koei Tecmo Holdings Co. Ltd.	2,200	28,727
	Kohnan Shoji Co. Ltd.	33,000	855,458
#	Kohoku Kogyo Co. Ltd.	1,500	47,649
	Kohsoku Corp.	9,200	123,660
	Koito Manufacturing Co. Ltd.	14,200	212,755
#	Kojima Co. Ltd.	39,300	171,778
	Kokuyo Co. Ltd.	54,800	849,398
	Komatsu Ltd.	49,600	1,139,629
	Komatsu Matere Co. Ltd.	24,100	114,692
	Komatsu Wall Industry Co. Ltd.	6,800	130,777
	KOMEDA Holdings Co. Ltd.	23,800	434,290
#	Komehyo Holdings Co. Ltd.	8,100	254,217
	Komeri Co. Ltd.	27,327	566,648
	Komori Corp.	27,711	212,191
#	Konaka Co. Ltd.	13,100	33,836
	Konami Group Corp.	14,800	766,671
	Kondotec, Inc.	18,600	139,854
*	Konica Minolta, Inc.	309,790	867,714
	Konishi Co. Ltd.	25,700	381,246
	Konoike Transport Co. Ltd.	25,500	337,510
#	Konoshima Chemical Co. Ltd.	5,200	43,847
#	Kosaido Holdings Co. Ltd.	11,900	232,910
	Kose Corp.	600	39,751
	Koshidaka Holdings Co. Ltd.	13,200	93,913
	Kotobuki Spirits Co. Ltd.	22,000	292,137
#	Kotobukiya Co. Ltd.	2,400	32,311
	Kozo Keikaku Engineering, Inc.	3,200	75,900
	KPP Group Holdings Co. Ltd.	42,100	181,948
	Krosaki Harima Corp.	5,600	354,593
	KRS Corp.	10,500	67,239
	K’s Holdings Corp.	114,520	1,065,699
	KU Holdings Co. Ltd.	15,000	109,585
	Kubota Corp.	34,200	459,964
	Kumagai Gumi Co. Ltd.	27,832	697,501
#	Kumiai Chemical Industry Co. Ltd.	41,874	305,208

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kurabo Industries Ltd.	13,300	$199,118
	Kuraray Co. Ltd.	231,800	2,652,063
	Kureha Corp.	13,100	777,994
	Kurimoto Ltd.	8,300	169,731
	Kurita Water Industries Ltd.	17,400	528,671
	Kuriyama Holdings Corp.	9,500	54,814
	Kushikatsu Tanaka Holdings Co., Class C	1,500	17,086
	Kusuri No. Aoki Holdings Co. Ltd.	8,300	543,797
	KYB Corp.	14,700	434,267
	Kyocera Corp.	23,485	1,157,609
	Kyodo Printing Co. Ltd.	5,600	118,713
	Kyoei Steel Ltd.	18,700	237,217
	Kyokuto Boeki Kaisha Ltd.	9,200	109,208
	Kyokuto Kaihatsu Kogyo Co. Ltd.	32,400	394,659
	Kyokuto Securities Co. Ltd.	11,501	79,737
	Kyokuyo Co. Ltd.	7,900	201,022
	Kyorin Pharmaceutical Co. Ltd.	33,300	392,788
	Kyoritsu Maintenance Co. Ltd.	14,700	562,216
	Kyosan Electric Manufacturing Co. Ltd.	39,000	124,890
	Kyoto Financial Group, Inc.	32,200	1,825,541
	Kyowa Kirin Co. Ltd.	10,500	164,685
	Kyudenko Corp.	33,100	988,729
*	Kyushu Electric Power Co., Inc.	30,800	196,785
	Kyushu Financial Group, Inc.	291,780	1,838,644
	Kyushu Leasing Service Co. Ltd.	1,900	11,757
	Kyushu Railway Co.	9,600	196,284
	LA Holdings Co. Ltd.	2,600	80,212
#	LAC Co. Ltd.	10,100	48,657
	Lacto Japan Co. Ltd.	8,000	105,377
	Lasertec Corp.	4,400	726,793
	Lawson, Inc.	9,100	439,770
	LEC, Inc.	20,400	138,301
#*	Leopalace21 Corp.	105,700	227,371
	Life Corp.	15,800	372,447
#*	LIFENET INSURANCE Co.	42,400	270,932
*	LIFULL Co. Ltd.	54,700	79,711
	LIKE, Inc.	7,100	64,937
#	Link & Motivation, Inc.	20,000	53,550
	Lintec Corp.	34,900	576,871
	Lion Corp.	55,700	534,535
	LITALICO, Inc.	9,600	128,988
	Lixil Corp.	165,000	1,809,236
	Loadstar Capital KK	2,700	33,716
	Look Holdings, Inc.	5,800	77,125
	LY Corp.	156,500	398,995
	M&A Capital Partners Co. Ltd.	11,800	214,199
	M3, Inc.	7,400	113,969
	Mabuchi Motor Co. Ltd.	27,500	785,662
	Macnica Holdings, Inc.	26,650	1,082,774
	Macromill, Inc.	38,793	172,366
	Maeda Kosen Co. Ltd.	11,100	216,246
	Maezawa Industries, Inc.	16,300	101,001
#	Maezawa Kasei Industries Co. Ltd.	11,300	110,880
	Maezawa Kyuso Industries Co. Ltd.	16,800	154,181
	Makino Milling Machine Co. Ltd.	20,289	846,625
	Makita Corp., Sponsored ADR	3,976	105,841
	Makita Corp.	9,443	244,072
#	Management Solutions Co. Ltd.	4,900	85,295
	Mandom Corp.	33,907	311,018

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mani, Inc.	21,800	$296,553
	MarkLines Co. Ltd.	5,700	104,895
#	Mars Group Holdings Corp.	10,500	180,261
	Marubeni Corp.	99,200	1,450,480
	Marubun Corp.	17,900	130,794
	Marudai Food Co. Ltd.	15,000	165,847
	Maruha Nichiro Corp.	26,168	447,956
	Marui Group Co. Ltd.	35,200	556,622
	Maruichi Steel Tube Ltd.	44,000	1,091,920
	MARUKA FURUSATO Corp.	17,169	315,283
#	Marumae Co. Ltd.	1,900	16,952
#	Marusan Securities Co. Ltd.	52,510	284,942
	Maruwa Co. Ltd.	6,400	1,122,966
#	Maruzen CHI Holdings Co. Ltd.	10,600	22,983
	Maruzen Co. Ltd.	6,186	89,364
	Maruzen Showa Unyu Co. Ltd.	13,900	350,916
	Marvelous, Inc.	19,800	90,932
	Matsuda Sangyo Co. Ltd.	10,500	182,871
	Matsui Construction Co. Ltd.	15,500	80,516
	Matsui Securities Co. Ltd.	59,900	297,918
	MatsukiyoCocokara & Co.	33,180	582,036
	Matsuoka Corp.	2,100	22,245
	Max Co. Ltd.	17,300	291,957
	Maxell Ltd.	40,600	434,248
	Maxvalu Tokai Co. Ltd.	6,700	132,400
	Mazda Motor Corp.	135,300	1,307,808
#	McDonald’s Holdings Co. Japan Ltd.	5,700	221,774
	MCJ Co. Ltd.	52,900	380,582
	Mebuki Financial Group, Inc.	540,023	1,634,765
	MEC Co. Ltd.	11,100	252,195
#*	Media Do Co. Ltd.	6,800	58,780
	Medical Data Vision Co. Ltd.	14,600	64,865
	Medical System Network Co. Ltd.	20,600	63,472
	Medikit Co. Ltd.	2,800	49,465
	Medipal Holdings Corp.	86,300	1,450,961
	Medius Holdings Co. Ltd.	10,700	54,619
*	Medley, Inc.	3,600	104,079
	MedPeer, Inc.	7,100	41,866
	Megachips Corp.	12,900	332,597
	Megmilk Snow Brand Co. Ltd.	38,757	624,684
	Meidensha Corp.	32,100	502,906
	Meiji Electric Industries Co. Ltd.	6,100	56,121
	MEIJI Holdings Co. Ltd.	18,100	445,514
#	Meiji Shipping Group Co. Ltd.	6,100	26,236
	Meiko Electronics Co. Ltd.	21,000	435,581
	Meisei Industrial Co. Ltd.	33,800	228,278
	Meitec Group Holdings, Inc.	38,700	681,123
	Meito Sangyo Co. Ltd.	9,300	99,707
#	Meiwa Corp.	24,900	106,204
	Meiwa Estate Co. Ltd.	10,900	84,062
	Melco Holdings, Inc.	5,900	134,617
#	Members Co. Ltd.	6,000	47,232
	Menicon Co. Ltd.	24,900	288,667
#*	Mercari, Inc.	8,600	172,597
	Mercuria Holdings Co. Ltd.	7,200	35,827
*	MetaReal Corp.	3,000	24,719
	METAWATER Co. Ltd.	13,400	168,931
	Micronics Japan Co. Ltd.	23,000	348,470
	Midac Holdings Co. Ltd.	2,900	33,849

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Mie Kotsu Group Holdings, Inc.	47,700	$178,035
#	Mikuni Corp.	19,800	56,495
	Milbon Co. Ltd.	10,504	277,692
	MIMAKI ENGINEERING Co. Ltd.	12,300	60,275
	Mimasu Semiconductor Industry Co. Ltd.	14,900	241,619
	Minebea Mitsumi, Inc.	54,639	856,701
	Ministop Co. Ltd.	11,200	113,172
	Mirai Industry Co. Ltd.	6,700	140,724
	Miraial Co. Ltd.	6,700	60,770
	Mirait One Corp.	81,810	1,084,289
	Mirarth Holdings, Inc.	75,700	220,665
	Miroku Jyoho Service Co. Ltd.	12,800	131,092
	MISUMI Group, Inc.	26,100	395,119
	Mitani Corp.	32,000	293,321
	Mitani Sangyo Co. Ltd.	14,200	31,328
	Mitani Sekisan Co. Ltd.	5,300	159,795
	Mito Securities Co. Ltd.	48,000	139,617
	Mitsuba Corp.	23,261	107,147
	Mitsubishi Chemical Group Corp.	690,480	3,907,153
	Mitsubishi Corp.	81,200	3,785,182
	Mitsubishi Electric Corp.	83,800	960,893
	Mitsubishi Estate Co. Ltd.	66,400	849,941
	Mitsubishi Gas Chemical Co., Inc.	84,990	1,148,720
	Mitsubishi HC Capital, Inc.	561,770	3,703,317
	Mitsubishi Heavy Industries Ltd.	25,100	1,292,767
	Mitsubishi Kakoki Kaisha Ltd.	5,900	105,591
	Mitsubishi Logisnext Co. Ltd.	29,000	227,517
	Mitsubishi Logistics Corp.	32,399	847,555
	Mitsubishi Materials Corp.	69,380	1,114,910
	Mitsubishi Motors Corp.	381,200	1,245,216
	Mitsubishi Paper Mills Ltd.	5,500	21,241
	Mitsubishi Pencil Co. Ltd.	28,350	349,471
	Mitsubishi Research Institute, Inc.	7,800	252,159
	Mitsubishi Shokuhin Co. Ltd.	15,600	411,340
	Mitsubishi Steel Manufacturing Co. Ltd.	9,900	94,917
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	9,370,677
	Mitsuboshi Belting Ltd.	6,900	199,195
	Mitsui & Co. Ltd.	71,100	2,584,070
	Mitsui Chemicals, Inc.	113,000	2,848,105
	Mitsui DM Sugar Holdings Co. Ltd.	13,599	276,431
	Mitsui E&S Co. Ltd.	51,900	142,285
	Mitsui Fudosan Co. Ltd.	57,800	1,252,807
#	Mitsui High-Tec, Inc.	6,400	270,224
#	Mitsui Matsushima Holdings Co. Ltd.	15,400	281,816
	Mitsui Mining & Smelting Co. Ltd.	69,200	1,796,889
	Mitsui OSK Lines Ltd.	35,100	906,187
	Mitsui-Soko Holdings Co. Ltd.	28,300	806,085
	Mitsuuroko Group Holdings Co. Ltd.	33,400	287,180
	Miura Co. Ltd.	10,793	209,265
	MIXI, Inc.	34,600	524,053
	Miyaji Engineering Group, Inc.	11,600	234,175
	Miyazaki Bank Ltd.	16,500	320,798
	Miyoshi Oil & Fat Co. Ltd.	6,955	60,314
	Mizuho Financial Group, Inc.	219,305	3,723,444
	Mizuho Leasing Co. Ltd.	25,800	820,821
#	Mizuho Medy Co. Ltd.	3,000	59,531
	Mizuno Corp.	18,200	533,906
	Mochida Pharmaceutical Co. Ltd.	13,200	290,869
*	Modec, Inc.	14,800	162,779

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Monex Group, Inc.	52,300	$230,024
	Monogatari Corp.	15,300	414,332
	MonotaRO Co. Ltd.	32,400	258,940
	Morinaga & Co. Ltd.	24,300	876,363
	Morinaga Milk Industry Co. Ltd.	33,100	1,291,063
	Moriroku Holdings Co. Ltd.	7,800	123,544
	Morita Holdings Corp.	27,900	286,223
	Morito Co. Ltd.	17,800	156,040
	Morozoff Ltd.	5,200	129,255
	Mory Industries, Inc.	4,800	137,531
	MrMax Holdings Ltd.	23,300	95,682
	MS&AD Insurance Group Holdings, Inc.	41,282	1,512,594
	m-up Holdings, Inc.	14,700	119,038
	Murakami Corp.	4,500	91,499
	Murata Manufacturing Co. Ltd.	57,900	991,791
	Musashi Seimitsu Industry Co. Ltd.	44,800	431,187
	Musashino Bank Ltd.	32,400	610,914
	Muto Seiko Co.	2,900	31,692
	Nabtesco Corp.	25,900	458,733
	Nachi-Fujikoshi Corp.	11,126	277,249
	Nafco Co. Ltd.	9,700	118,624
	Nagano Keiki Co. Ltd.	13,900	215,653
	Nagase & Co. Ltd.	100,900	1,528,543
	Nagase Brothers, Inc.	5,200	64,506
	Nagatanien Holdings Co. Ltd.	8,100	122,468
	Nagawa Co. Ltd.	400	16,271
	Nagoya Railroad Co. Ltd.	13,900	194,583
	Naigai Trans Line Ltd.	3,000	47,029
	Nakabayashi Co. Ltd.	16,400	56,075
	Nakamoto Packs Co. Ltd.	3,100	33,326
	Nakamuraya Co. Ltd.	3,708	75,978
	Nakanishi, Inc.	19,300	423,890
	Nakano Refrigerators Co. Ltd.	300	13,345
	Nakayama Steel Works Ltd.	29,300	167,433
#	Namura Shipbuilding Co. Ltd.	38,900	205,049
	Nankai Electric Railway Co. Ltd.	14,600	279,616
	Nanto Bank Ltd.	24,153	434,746
	Nanyo Corp.	2,300	30,823
	Narasaki Sangyo Co. Ltd.	2,400	37,814
	Natori Co. Ltd.	3,800	50,211
	NEC Capital Solutions Ltd.	10,200	210,290
	NEC Corp.	33,300	1,603,415
	NEC Networks & System Integration Corp.	21,400	289,620
	NET One Systems Co. Ltd.	40,100	612,043
	Neturen Co. Ltd.	29,000	192,836
	New Art Holdings Co. Ltd.	6,700	77,432
	Nexon Co. Ltd.	7,400	135,784
#	Nextage Co. Ltd.	29,500	407,581
*	NexTone, Inc.	2,500	22,698
	NGK Insulators Ltd.	144,200	1,761,872
	NH Foods Ltd.	45,200	1,356,142
	NHK Spring Co. Ltd.	177,269	1,254,356
	Nicca Chemical Co. Ltd.	6,100	36,512
	Nichias Corp.	45,039	893,561
	Nichiban Co. Ltd.	10,100	122,727
	Nichicon Corp.	32,000	267,450
	Nichiden Corp.	9,100	151,255
	Nichiha Corp.	23,800	469,955
	Nichimo Co. Ltd.	2,900	75,534

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichirei Corp.	38,000	$822,473
	Nichireki Co. Ltd.	25,300	359,690
	Nichirin Co. Ltd.	9,620	190,677
	NIDEC Corp.	12,000	440,173
	Nifco, Inc.	26,000	609,757
	Nihon Chouzai Co. Ltd.	8,580	80,552
	Nihon Dempa Kogyo Co. Ltd.	20,100	163,231
	Nihon Dengi Co. Ltd.	2,200	59,065
	Nihon Denkei Co. Ltd.	6,600	81,385
	Nihon Flush Co. Ltd.	16,800	98,845
#	Nihon House Holdings Co. Ltd.	36,426	83,985
	Nihon Kagaku Sangyo Co. Ltd.	10,600	83,462
	Nihon Kohden Corp.	11,600	273,978
	Nihon M&A Center Holdings, Inc.	123,800	565,432
	Nihon Nohyaku Co. Ltd.	32,800	140,139
	Nihon Parkerizing Co. Ltd.	63,006	457,271
	Nihon Plast Co. Ltd.	18,500	54,197
	Nihon Tokushu Toryo Co. Ltd.	11,600	90,081
#*	Nihon Yamamura Glass Co. Ltd.	3,000	33,508
	Nikkiso Co. Ltd.	57,500	366,255
	Nikko Co. Ltd.	23,800	103,657
	Nikkon Holdings Co. Ltd.	58,000	1,230,687
	Nikon Corp.	128,200	1,217,183
#	Nintendo Co. Ltd.	5,100	210,704
	Nippi, Inc.	1,599	45,271
	Nippn Corp.	47,300	720,346
	Nippon Air Conditioning Services Co. Ltd.	16,100	81,766
	Nippon Aqua Co. Ltd.	9,500	59,517
	Nippon Avionics Co. Ltd.	500	23,476
	Nippon Beet Sugar Manufacturing Co. Ltd.	9,200	116,883
	Nippon Carbide Industries Co., Inc.	6,900	77,082
	Nippon Carbon Co. Ltd.	6,454	189,052
	Nippon Chemical Industrial Co. Ltd.	7,100	89,862
*	Nippon Chemi-Con Corp.	18,323	155,352
*	Nippon Coke & Engineering Co. Ltd.	164,800	121,270
	Nippon Concept Corp.	4,800	56,566
	Nippon Concrete Industries Co. Ltd.	38,600	80,921
	Nippon Denko Co. Ltd.	118,073	227,520
	Nippon Densetsu Kogyo Co. Ltd.	30,100	410,354
	Nippon Dry-Chemical Co. Ltd.	2,900	42,058
	Nippon Electric Glass Co. Ltd.	70,600	1,411,454
	Nippon Express Holdings, Inc.	28,700	1,475,047
#	Nippon Fine Chemical Co. Ltd.	12,300	203,148
	Nippon Gas Co. Ltd.	68,400	1,028,017
	Nippon Hume Corp.	16,100	94,152
	Nippon Kayaku Co. Ltd.	110,800	951,828
	Nippon Kodoshi Corp.	5,300	62,059
	Nippon Light Metal Holdings Co. Ltd.	37,430	410,537
	Nippon Paint Holdings Co. Ltd.	11,400	76,643
*	Nippon Paper Industries Co. Ltd.	68,319	594,452
	Nippon Parking Development Co. Ltd.	143,500	203,177
	Nippon Pillar Packing Co. Ltd.	21,300	531,649
#	Nippon Rietec Co. Ltd.	10,603	91,495
	Nippon Road Co. Ltd.	15,500	203,657
	Nippon Sanso Holdings Corp.	31,900	804,470
	Nippon Seiki Co. Ltd.	64,400	458,520
	Nippon Seisen Co. Ltd.	2,200	70,146
	Nippon Sharyo Ltd.	4,900	67,936
*	Nippon Sheet Glass Co. Ltd.	82,400	362,040

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Shinyaku Co. Ltd.	9,300	$377,171
	Nippon Shokubai Co. Ltd.	20,200	750,269
	Nippon Signal Company Ltd.	38,400	237,458
	Nippon Soda Co. Ltd.	24,800	889,148
#	Nippon Steel Corp.	145,050	3,128,569
	Nippon Thompson Co. Ltd.	48,200	171,784
	Nippon Yakin Kogyo Co. Ltd.	17,900	477,396
	Nippon Yusen KK	123,263	3,015,906
	Nipro Corp.	134,900	1,027,191
	Nishikawa Rubber Co. Ltd.	6,500	57,644
	Nishimatsu Construction Co. Ltd.	16,500	397,269
	Nishimatsuya Chain Co. Ltd.	15,900	204,220
	Nishimoto Co. Ltd.	3,700	146,760
	Nishi-Nippon Financial Holdings, Inc.	116,500	1,391,372
	Nishi-Nippon Railroad Co. Ltd.	12,500	201,959
	Nishio Holdings Co. Ltd.	17,600	389,990
	Nissan Chemical Corp.	12,300	501,658
	Nissan Motor Co. Ltd.	187,326	720,827
	Nissan Shatai Co. Ltd.	45,500	260,368
	Nissan Tokyo Sales Holdings Co. Ltd.	18,900	57,241
	Nissei ASB Machine Co. Ltd.	7,600	234,543
	Nissei Plastic Industrial Co. Ltd.	12,600	85,865
	Nissha Co. Ltd.	44,000	457,463
	Nisshin Group Holdings Co. Ltd.	25,100	84,548
	Nisshin Oillio Group Ltd.	23,700	661,929
	Nisshin Seifun Group, Inc.	64,000	965,362
	Nisshinbo Holdings, Inc.	124,339	899,366
	Nissin Corp.	12,300	211,976
	Nissin Foods Holdings Co. Ltd.	2,600	226,222
	Nisso Holdings Co. Ltd.	10,600	53,403
	Nissui Corp.	243,400	1,181,110
	Niterra Co. Ltd.	69,100	1,546,651
	Nitori Holdings Co. Ltd.	5,200	563,133
	Nitta Corp.	16,604	374,919
#	Nitta Gelatin, Inc.	14,900	67,210
	Nittetsu Mining Co. Ltd.	11,400	358,957
	Nitto Boseki Co. Ltd.	18,900	425,362
	Nitto Denko Corp.	19,200	1,242,351
	Nitto Fuji Flour Milling Co. Ltd.	2,600	82,619
	Nitto Kogyo Corp.	19,800	452,563
	Nitto Kohki Co. Ltd.	9,500	119,169
	Nitto Seiko Co. Ltd.	27,700	107,100
	Nittoc Construction Co. Ltd.	27,600	192,410
#	Nittoku Co. Ltd.	5,300	77,714
	NJS Co. Ltd.	5,300	98,152
	Noda Corp.	10,400	86,047
	Noevir Holdings Co. Ltd.	5,685	199,393
	NOF Corp.	15,500	611,490
	Nohmi Bosai Ltd.	15,300	184,227
	Nojima Corp.	61,200	545,062
	NOK Corp.	56,400	668,553
	Nomura Holdings, Inc.	417,300	1,612,199
#	Nomura Holdings, Inc., Sponsored ADR	29,168	112,880
	Nomura Micro Science Co. Ltd.	2,700	138,419
	Nomura Real Estate Holdings, Inc.	31,500	735,716
	Nomura Research Institute Ltd.	2,200	57,750
	Noritake Co. Ltd.	10,700	416,458
	Noritsu Koki Co. Ltd.	21,100	446,649
	Noritz Corp.	19,798	207,845

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	North Pacific Bank Ltd.	179,984	$463,493
	NPR-RIKEN Corp.	26,618	301,697
	NS Solutions Corp.	7,800	226,508
	NS Tool Co. Ltd.	5,800	41,595
	NS United Kaiun Kaisha Ltd.	9,900	281,413
	NSD Co. Ltd.	28,480	495,520
	NSK Ltd.	171,093	920,895
	NSW, Inc.	8,700	156,852
	NTN Corp.	316,431	563,706
	NTT Data Group Corp.	26,500	326,742
	Oat Agrio Co. Ltd.	3,100	38,575
	Obara Group, Inc.	8,300	199,180
	Obayashi Corp.	201,700	1,727,723
	OBIC Business Consultants Co. Ltd.	1,800	77,328
#	Oenon Holdings, Inc.	45,000	119,153
	Ogaki Kyoritsu Bank Ltd.	49,900	696,867
#	Ohara, Inc.	6,500	54,328
	Ohashi Technica, Inc.	9,700	109,900
	Ohmoto Gumi Co. Ltd.	2,100	33,218
	Ohsho Food Service Corp.	3,500	161,786
	Oiles Corp.	19,216	243,334
#*	Oisix ra daichi, Inc.	12,700	96,643
	Oita Bank Ltd.	10,200	188,693
	Oji Holdings Corp.	515,500	2,204,731
	Okabe Co. Ltd.	23,641	109,797
	Okada Aiyon Corp.	1,400	18,132
	Okamoto Industries, Inc.	6,200	214,340
	Okamoto Machine Tool Works Ltd.	3,700	140,778
	Okamura Corp.	35,100	499,707
	Okasan Securities Group, Inc.	110,100	497,847
	Oki Electric Industry Co. Ltd.	57,758	348,467
	Okinawa Cellular Telephone Co.	16,200	342,639
	Okinawa Electric Power Co., Inc.	14,252	104,067
	Okinawa Financial Group, Inc.	12,700	211,824
	OKUMA Corp.	16,500	679,313
	Okumura Corp.	26,600	813,679
	Okura Industrial Co. Ltd.	8,700	157,325
	Okuwa Co. Ltd.	22,145	124,225
	Olympus Corp.	29,400	392,647
	Omron Corp.	9,800	351,107
	Ono Pharmaceutical Co. Ltd.	32,200	556,077
	Onoken Co. Ltd.	17,600	195,655
	Onward Holdings Co. Ltd.	64,000	202,647
#	Ootoya Holdings Co. Ltd.	1,700	58,046
	Open House Group Co. Ltd.	15,300	504,293
	Open Up Group, Inc.	1,700	21,087
	Optex Group Co. Ltd.	26,500	297,903
*	Optim Corp.	7,600	41,471
	Optorun Co. Ltd.	25,300	292,676
	Oracle Corp.	4,200	297,947
	Organo Corp.	10,100	333,005
	Orient Corp.	36,440	271,653
	Oriental Shiraishi Corp.	101,400	223,817
	ORIX Corp.	95,500	1,736,795
	Oro Co. Ltd.	3,600	49,404
	Osaka Organic Chemical Industry Ltd.	12,600	213,903
	Osaka Soda Co. Ltd.	9,700	569,687
	Osaka Steel Co. Ltd.	7,500	88,639
#	OSAKA Titanium Technologies Co. Ltd.	12,300	262,599

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Osaki Electric Co. Ltd.	33,900	$144,132
	OSG Corp.	65,000	741,688
	Otsuka Corp.	13,500	541,277
	Otsuka Holdings Co. Ltd.	13,000	437,397
	OUG Holdings, Inc.	2,700	42,688
	Outsourcing, Inc.	95,700	711,138
	Oval Corp.	8,600	24,984
	Oyo Corp.	16,000	244,553
	Pacific Industrial Co. Ltd.	36,600	335,977
*	Pacific Metals Co. Ltd.	11,455	93,747
	Pack Corp.	13,500	300,075
	PAL GROUP Holdings Co. Ltd.	39,600	512,219
	PALTAC Corp.	12,750	413,310
	Pan Pacific International Holdings Corp.	48,600	941,180
	Panasonic Holdings Corp.	255,423	2,240,951
	Panasonic Holdings Corp., ADR	26,580	232,309
	Paraca, Inc.	3,600	47,104
	Paramount Bed Holdings Co. Ltd.	30,700	523,056
*	Park24 Co. Ltd.	46,000	518,227
	Parker Corp.	8,500	42,439
	Pasona Group, Inc.	20,400	182,490
	PCI Holdings, Inc.	3,400	23,499
#	Pegasus Co. Ltd.	23,700	80,145
	Penta-Ocean Construction Co. Ltd.	188,600	1,108,765
	People Dreams & Technologies Group Co. Ltd.	5,600	61,189
*	PeptiDream, Inc.	34,800	253,686
	Persol Holdings Co. Ltd.	304,000	455,822
#	Pharma Foods International Co. Ltd.	8,200	72,467
	PHC Holdings Corp.	16,800	158,879
*	PIA Corp.	2,200	51,439
	Pickles Holdings Co. Ltd.	8,605	68,087
	Pigeon Corp.	50,000	530,894
	Pilot Corp.	17,600	597,264
	Piolax, Inc.	32,600	481,458
	Plus Alpha Consulting Co. Ltd.	2,800	45,044
	Pola Orbis Holdings, Inc.	6,500	65,291
	Pole To Win Holdings, Inc.	24,000	74,181
*	Port, Inc.	3,400	40,902
*	PR Times Corp.	2,500	27,025
	Premium Group Co. Ltd.	27,600	296,030
	Premium Water Holdings, Inc.	1,400	27,543
	Press Kogyo Co. Ltd.	83,400	357,204
#	Pressance Corp.	21,100	227,640
	Prestige International, Inc.	70,600	286,572
	Prima Meat Packers Ltd.	19,400	295,156
	Procrea Holdings, Inc.	29,834	385,874
	Pronexus, Inc.	11,500	89,564
	Pro-Ship, Inc.	7,700	66,543
	Proto Corp.	26,000	212,426
	PS Mitsubishi Construction Co. Ltd.	40,900	221,263
	Punch Industry Co. Ltd.	3,900	11,189
	QB Net Holdings Co. Ltd.	6,800	74,842
	Qol Holdings Co. Ltd.	17,500	202,004
	Quick Co. Ltd.	6,500	87,237
#	Raccoon Holdings, Inc.	11,000	52,122
	Raito Kogyo Co. Ltd.	26,400	341,718
	Raiznext Corp.	24,900	233,019
*	Raksul, Inc.	15,400	129,419
	Rakus Co. Ltd.	12,600	156,878

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rakuten Group, Inc.	41,400	$153,135
	Rasa Corp.	5,700	64,287
	Rasa Industries Ltd.	7,800	101,846
	Raysum Co. Ltd.	4,654	100,282
	Relo Group, Inc.	43,100	427,297
	Renaissance, Inc.	7,800	45,453
*	Renesas Electronics Corp.	58,500	768,434
	Rengo Co. Ltd.	173,800	1,150,978
*	RENOVA, Inc.	23,159	166,600
	Resona Holdings, Inc.	572,931	3,061,355
	Resonac Holdings Corp.	118,417	1,919,685
	Resorttrust, Inc.	34,300	493,582
	Restar Holdings Corp.	15,900	261,511
	Retail Partners Co. Ltd.	22,000	250,892
	Rheon Automatic Machinery Co. Ltd.	13,100	114,604
#	Rhythm Co. Ltd.	5,400	85,137
	Ricoh Co. Ltd.	174,700	1,415,962
	Ricoh Leasing Co. Ltd.	18,000	538,341
	Riken Keiki Co. Ltd.	6,700	274,528
	Riken Technos Corp.	35,100	200,217
	Riken Vitamin Co. Ltd.	17,400	260,131
	Rinnai Corp.	23,700	435,356
	Rion Co. Ltd.	7,900	116,306
	Riso Kagaku Corp.	4,158	64,750
	Riso Kyoiku Co. Ltd.	59,500	99,845
	Rix Corp.	800	17,133
#	Rock Field Co. Ltd.	10,200	105,722
	Rohm Co. Ltd.	26,400	422,980
	Rohto Pharmaceutical Co. Ltd.	22,000	513,289
	Rokko Butter Co. Ltd.	6,141	56,665
	Roland Corp.	9,600	277,574
	Roland DG Corp.	10,750	235,220
	Rorze Corp.	7,600	565,465
	Round One Corp.	117,800	427,321
#	Royal Holdings Co. Ltd.	8,200	139,752
	RS Technologies Co. Ltd.	10,600	167,994
	Ryobi Ltd.	22,700	425,779
	RYODEN Corp.	16,900	263,093
	Ryohin Keikaku Co. Ltd.	89,200	1,257,655
#	Ryosan Co. Ltd.	19,600	617,649
	S Foods, Inc.	16,700	353,266
	S&B Foods, Inc.	5,100	133,776
	Sac’s Bar Holdings, Inc.	9,176	51,000
	Saibu Gas Holdings Co. Ltd.	7,100	90,068
	Saizeriya Co. Ltd.	5,700	231,600
	Sakai Chemical Industry Co. Ltd.	13,000	177,982
	Sakai Heavy Industries Ltd.	3,400	117,229
	Sakai Moving Service Co. Ltd.	12,800	218,470
	Sakata INX Corp.	37,400	312,630
#	Sakura Internet, Inc.	14,000	108,248
	Sala Corp.	45,400	222,585
	Samco, Inc.	2,100	58,184
#	SAMTY Co. Ltd.	14,600	240,075
	San Holdings, Inc.	16,800	114,539
	San ju San Financial Group, Inc.	14,260	185,737
	San-A Co. Ltd.	9,500	294,295
	San-Ai Obbli Co. Ltd.	62,600	675,923
	Sangetsu Corp.	32,600	612,649
	San-In Godo Bank Ltd.	121,477	836,704

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanken Electric Co. Ltd.	11,200	$557,046
	Sanki Engineering Co. Ltd.	39,400	457,965
	Sanko Gosei Ltd.	22,601	81,018
	Sanko Metal Industrial Co. Ltd.	3,300	100,400
	Sankyo Co. Ltd.	18,900	785,444
	Sankyo Frontier Co. Ltd.	3,200	81,772
	Sankyo Seiko Co. Ltd.	35,800	185,712
	Sankyo Tateyama, Inc.	17,200	90,772
	Sankyu, Inc.	33,500	1,008,691
	Sanoh Industrial Co. Ltd.	25,700	150,103
	Sanrio Co. Ltd.	3,400	144,784
	Sansei Technologies, Inc.	8,000	57,709
	Sansha Electric Manufacturing Co. Ltd.	7,100	56,892
	Sanshin Electronics Co. Ltd.	9,400	141,221
	Santec Holdings Corp.	4,100	67,571
	Santen Pharmaceutical Co. Ltd.	37,700	326,993
	Sanwa Holdings Corp.	112,300	1,515,180
	Sanyo Chemical Industries Ltd.	9,408	250,119
	Sanyo Denki Co. Ltd.	9,200	340,342
	Sanyo Electric Railway Co. Ltd.	5,100	70,270
	Sanyo Shokai Ltd.	9,037	163,116
	Sanyo Special Steel Co. Ltd.	13,700	233,486
	Sanyo Trading Co. Ltd.	21,700	191,440
	Sapporo Holdings Ltd.	20,900	735,808
#	Sato Foods Co. Ltd.	800	28,525
	Sato Holdings Corp.	24,300	326,364
	Sato Shoji Corp.	13,300	130,271
#	Satori Electric Co. Ltd.	8,800	108,264
	Sawai Group Holdings Co. Ltd.	33,761	1,075,942
	Saxa Holdings, Inc.	1,900	28,035
	SB Technology Corp.	4,700	69,749
	SBI Global Asset Management Co. Ltd.	15,700	56,040
	SBI Holdings, Inc.	53,651	1,154,298
	SBI Insurance Group Co. Ltd.	3,000	22,853
	SBS Holdings, Inc.	17,900	317,785
	SCREEN Holdings Co. Ltd.	17,800	827,560
	Scroll Corp.	28,200	176,049
	SCSK Corp.	16,565	282,769
	SEC Carbon Ltd.	1,500	132,317
	Secom Co. Ltd.	6,455	448,331
	Sega Sammy Holdings, Inc.	22,500	351,890
	Seibu Holdings, Inc.	60,800	593,680
	Seika Corp.	7,000	100,237
	Seikagaku Corp.	35,100	184,251
#	Seikitokyu Kogyo Co. Ltd.	21,900	232,979
	Seiko Epson Corp.	62,900	873,251
	Seiko Group Corp.	26,500	413,827
	Seino Holdings Co. Ltd.	102,300	1,488,048
#	Seiren Co. Ltd.	20,900	310,029
	Sekisui Chemical Co. Ltd.	48,200	660,189
	Sekisui House Ltd.	39,140	766,469
	Sekisui Jushi Corp.	20,300	331,043
	Sekisui Kasei Co. Ltd.	16,300	47,423
#	SEMITEC Corp.	4,000	51,757
	Senko Group Holdings Co. Ltd.	99,500	685,533
	Senshu Electric Co. Ltd.	13,400	275,681
	Senshu Ikeda Holdings, Inc.	155,864	366,304
*	Senshukai Co. Ltd.	23,300	62,010
	Seria Co. Ltd.	20,100	278,594

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seven & i Holdings Co. Ltd.	51,800	$1,897,885
	Seven Bank Ltd.	242,200	479,560
	SG Holdings Co. Ltd.	28,700	406,811
*	Sharingtechnology, Inc.	3,700	15,138
*	Sharp Corp.	45,633	285,307
#	Shibaura Electronics Co. Ltd.	6,000	224,285
	Shibaura Machine Co. Ltd.	15,300	378,858
	Shibaura Mechatronics Corp.	14,100	609,055
	Shibusawa Warehouse Co. Ltd.	9,500	184,622
	Shibuya Corp.	14,400	235,076
#	Shidax Corp.	9,600	46,427
*	SHIFT, Inc.	1,600	290,303
	Shiga Bank Ltd.	30,967	818,922
	Shikibo Ltd.	6,902	48,844
	Shikoku Bank Ltd.	68,201	487,595
	Shikoku Electric Power Co., Inc.	26,900	183,672
	Shikoku Kasei Holdings Corp.	28,200	318,508
	Shima Seiki Manufacturing Ltd.	17,320	176,709
	Shimadzu Corp.	13,500	319,225
	Shimamura Co. Ltd.	6,400	631,614
	Shimano, Inc.	3,700	532,452
	Shimizu Bank Ltd.	7,900	87,364
	Shimizu Corp.	111,700	794,911
#	Shimojima Co. Ltd.	10,700	82,482
	Shin Nippon Air Technologies Co. Ltd.	9,800	151,061
#	Shin Nippon Biomedical Laboratories Ltd.	14,500	161,601
	Shinagawa Refractories Co. Ltd.	21,500	208,589
	Shindengen Electric Manufacturing Co. Ltd.	6,400	121,073
	Shin-Etsu Chemical Co. Ltd.	59,500	1,779,250
	Shin-Etsu Polymer Co. Ltd.	30,100	273,174
	Shinki Bus Co. Ltd.	400	8,894
	Shinko Electric Industries Co. Ltd.	13,500	433,470
	Shinko Shoji Co. Ltd.	30,300	235,387
	Shinmaywa Industries Ltd.	43,800	349,520
	Shinnihon Corp.	20,800	167,648
	Shin-Nihon Tatemono Co. Ltd.	8,700	34,646
#	Shinnihonseiyaku Co. Ltd.	6,800	66,727
	Shinobu Foods Products Co. Ltd.	1,900	12,828
	Shinsho Corp.	4,800	173,701
	Shinwa Co. Ltd.	9,200	146,015
	Shinwa Co. Ltd.	7,500	36,922
	Shionogi & Co. Ltd.	17,100	796,255
	Ship Healthcare Holdings, Inc.	38,200	589,774
	Shiseido Co. Ltd.	6,700	212,494
	Shizuki Electric Co., Inc.	11,400	33,073
	Shizuoka Financial Group, Inc.	145,400	1,236,445
	Shizuoka Gas Co. Ltd.	51,900	352,632
	SHO-BOND Holdings Co. Ltd.	4,600	181,162
	Shoei Co. Ltd.	26,000	346,418
	Shoei Foods Corp.	3,700	104,852
	Shofu, Inc.	9,900	165,358
	Showa Sangyo Co. Ltd.	17,200	344,129
	Sigma Koki Co. Ltd.	1,400	13,287
	SIGMAXYZ Holdings, Inc.	21,800	203,335
	Siix Corp.	32,200	301,666
*	Simplex Holdings, Inc.	4,900	82,301
	Sinanen Holdings Co. Ltd.	8,100	217,729
	Sinfonia Technology Co. Ltd.	26,300	275,774
	Sinko Industries Ltd.	19,500	285,936

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sintokogio Ltd.	31,500	$218,843
	SK Kaken Co. Ltd.	2,600	121,523
#	SK-Electronics Co. Ltd.	9,300	175,334
	SKY Perfect JSAT Holdings, Inc.	128,700	595,681
*	Skylark Holdings Co. Ltd.	50,400	743,591
	SMC Corp.	1,100	507,939
	SMK Corp.	3,400	55,118
	SMS Co. Ltd.	28,000	444,301
#	Snow Peak, Inc.	10,200	68,270
	Soda Nikka Co. Ltd.	14,300	96,521
	Sodick Co. Ltd.	31,600	159,385
	Soft99 Corp.	7,600	69,219
	SoftBank Corp.	29,300	331,291
	SoftBank Group Corp.	61,000	2,498,197
	Softcreate Holdings Corp.	7,400	83,788
	Software Service, Inc.	2,200	125,353
	Sohgo Security Services Co. Ltd.	117,500	688,105
	Sojitz Corp.	102,540	2,129,282
	Soken Chemical & Engineering Co. Ltd.	7,400	104,831
	Solasto Corp.	33,600	130,639
	Soliton Systems KK	6,200	45,332
	Sompo Holdings, Inc.	13,550	586,985
	Sony Group Corp.	23,600	1,962,077
	Sony Group Corp., Sponsored ADR	40,092	3,329,641
	Sotetsu Holdings, Inc.	16,500	291,257
#	Space Co. Ltd.	12,300	73,698
	Sparx Group Co. Ltd.	16,579	158,714
	SPK Corp.	6,364	75,613
#	S-Pool, Inc.	39,100	90,407
	Square Enix Holdings Co. Ltd.	7,800	259,130
	SRA Holdings	8,200	177,644
#*	SRE Holdings Corp.	2,900	44,438
	ST Corp.	9,800	98,248
	Stanley Electric Co. Ltd.	72,900	1,166,005
	Star Mica Holdings Co. Ltd.	23,400	93,900
	Star Micronics Co. Ltd.	25,600	307,767
	Starts Corp., Inc.	25,700	488,111
	Starzen Co. Ltd.	13,700	233,161
	St-Care Holding Corp.	10,200	56,991
	Stella Chemifa Corp.	8,100	171,439
	Step Co. Ltd.	8,400	96,759
	STI Foods Holdings, Inc.	1,100	29,300
	Strike Co. Ltd.	3,900	95,444
#	Studio Alice Co. Ltd.	8,000	109,005
	Subaru Corp.	234,500	4,059,263
	Subaru Enterprise Co. Ltd.	2,000	170,525
	Sugi Holdings Co. Ltd.	9,806	396,931
	Sugimoto & Co. Ltd.	7,500	103,291
	SUMCO Corp.	64,100	828,310
	Sumida Corp.	29,000	249,160
#	Sumiseki Holdings, Inc.	38,800	137,172
	Sumitomo Bakelite Co. Ltd.	23,900	1,063,500
	Sumitomo Chemical Co. Ltd.	227,000	576,980
	Sumitomo Corp.	107,300	2,109,267
	Sumitomo Densetsu Co. Ltd.	13,100	230,086
	Sumitomo Electric Industries Ltd.	229,583	2,410,215
	Sumitomo Forestry Co. Ltd.	59,700	1,409,604
	Sumitomo Heavy Industries Ltd.	71,400	1,634,327
	Sumitomo Metal Mining Co. Ltd.	72,700	2,042,285

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Mitsui Construction Co. Ltd.	67,960	$180,301
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	967,193
	Sumitomo Mitsui Financial Group, Inc.	104,441	5,034,889
	Sumitomo Mitsui Trust Holdings, Inc.	50,900	1,908,586
	Sumitomo Osaka Cement Co. Ltd.	27,800	647,147
	Sumitomo Pharma Co. Ltd.	160,445	489,944
	Sumitomo Realty & Development Co. Ltd.	78,900	1,979,911
	Sumitomo Riko Co. Ltd.	45,800	286,042
	Sumitomo Rubber Industries Ltd.	110,853	1,124,559
	Sumitomo Seika Chemicals Co. Ltd.	8,300	255,266
	Sumitomo Warehouse Co. Ltd.	61,600	986,189
	Sun Corp.	4,900	74,797
	Sun Frontier Fudousan Co. Ltd.	44,300	429,844
	Suncall Corp.	17,500	56,457
	Sundrug Co. Ltd.	20,100	546,559
	Suntory Beverage & Food Ltd.	16,100	484,498
	Sun-Wa Technos Corp.	8,900	130,702
	Suruga Bank Ltd.	136,000	581,104
	Suzuden Corp.	6,400	90,516
	Suzuken Co. Ltd.	34,346	1,052,011
	Suzuki Co. Ltd.	8,000	62,156
	Suzuki Motor Corp.	22,000	853,864
	SWCC Corp.	41,900	582,590
	Sysmex Corp.	11,200	536,511
*	System Information Co. Ltd.	10,900	67,424
	System Research Co. Ltd.	1,700	36,578
	System Support, Inc.	2,400	31,159
	Systems Engineering Consultants Co. Ltd.	900	21,558
	Systena Corp.	124,000	211,097
	Syuppin Co. Ltd.	15,300	105,098
	T Hasegawa Co. Ltd.	21,900	458,814
	T RAD Co. Ltd.	3,700	51,021
	T&D Holdings, Inc.	42,200	752,815
	T&K Toka Co. Ltd.	18,600	177,518
	Tachibana Eletech Co. Ltd.	16,820	299,563
	Tachikawa Corp.	10,200	94,424
	Tachi-S Co. Ltd.	27,100	297,333
	Tadano Ltd.	90,700	681,893
	Taihei Dengyo Kaisha Ltd.	16,500	431,928
	Taiheiyo Cement Corp.	67,789	1,161,735
	Taiho Kogyo Co. Ltd.	10,500	54,333
	Taikisha Ltd.	14,300	416,126
	Taiko Bank Ltd.	5,600	54,964
	Taisei Corp.	12,900	437,474
	Taisei Lamick Co. Ltd.	5,000	98,443
	Taisho Pharmaceutical Holdings Co. Ltd.	18,405	728,802
	Taiyo Holdings Co. Ltd.	22,904	373,541
	Taiyo Yuden Co. Ltd.	43,500	975,202
	Takamatsu Construction Group Co. Ltd.	13,300	242,154
	Takamiya Co. Ltd.	15,500	49,697
	Takaoka Toko Co. Ltd.	8,364	114,109
	Takara & Co. Ltd.	8,500	135,211
	Takara Bio, Inc.	36,406	321,057
	Takara Holdings, Inc.	90,700	756,047
	Takara Standard Co. Ltd.	27,400	332,615
	Takasago International Corp.	11,900	254,033
	Takasago Thermal Engineering Co. Ltd.	29,300	578,517
	Takashima & Co. Ltd.	10,000	59,465
	Takashimaya Co. Ltd.	114,400	1,555,744

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takasho Co. Ltd.	9,178	$36,710
#	Take & Give Needs Co. Ltd.	9,900	61,666
	TAKEBISHI Corp.	5,800	69,465
	Takeda Pharmaceutical Co. Ltd.	59,552	1,616,523
	Takeuchi Manufacturing Co. Ltd.	20,700	590,594
	Taki Chemical Co. Ltd.	5,200	109,956
	Takuma Co. Ltd.	28,400	275,527
#	Tama Home Co. Ltd.	10,100	228,212
	Tamron Co. Ltd.	14,400	392,013
#	Tamura Corp.	77,200	251,878
#	Tanabe Engineering Corp.	3,100	28,327
#*	Tanaka Chemical Corp.	1,200	7,320
	Tanseisha Co. Ltd.	42,350	237,963
*	Tatsuta Electric Wire & Cable Co. Ltd.	43,700	199,380
	Tayca Corp.	13,200	148,053
	Tazmo Co. Ltd.	7,000	120,844
	Tbk Co. Ltd.	12,900	32,347
	TBS Holdings, Inc.	18,300	298,330
	TDC Soft, Inc.	13,200	137,659
	TDK Corp.	50,500	1,889,468
	TechMatrix Corp.	20,800	205,559
	Techno Medica Co. Ltd.	4,900	74,053
	Techno Quartz, Inc.	900	23,942
	Techno Ryowa Ltd.	7,000	61,307
	Techno Smart Corp.	8,600	95,291
	TechnoPro Holdings, Inc.	22,100	437,820
	Tecnos Japan, Inc.	4,600	20,764
	Teijin Ltd.	120,536	1,090,980
	Teikoku Electric Manufacturing Co. Ltd.	6,300	100,727
	Teikoku Sen-I Co. Ltd.	13,900	173,239
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	64,348
	Tekken Corp.	8,800	119,121
	Tenma Corp.	15,500	260,159
	Tenpo Innovation Co. Ltd.	1,600	11,686
	Terasaki Electric Co. Ltd.	2,300	24,725
	Terumo Corp.	12,300	336,506
	TESEC Corp.	2,200	37,479
	Tess Holdings Co. Ltd.	15,000	47,340
	T-Gaia Corp.	8,400	100,048
	THK Co. Ltd.	54,100	966,856
	TIS, Inc.	33,000	706,690
	TKC Corp.	11,500	268,261
#*	TKP Corp.	4,100	55,793
	Toa Corp.	20,800	142,770
	Toa Corp.	13,800	343,195
	TOA ROAD Corp.	8,800	333,687
	Toagosei Co. Ltd.	121,900	1,118,375
	Tobishima Corp.	12,773	117,206
	TOC Co. Ltd.	23,900	100,802
	Tocalo Co. Ltd.	53,100	479,958
	Tochigi Bank Ltd.	66,800	156,716
	Toda Corp.	163,800	909,644
#	Toei Animation Co. Ltd.	1,200	108,056
	Toei Co. Ltd.	1,400	164,363
#	Toell Co. Ltd.	1,700	7,560
	Toenec Corp.	6,900	188,067
	Toho Bank Ltd.	142,000	274,520
	Toho Co. Ltd.	4,400	150,317
	Toho Co. Ltd.	6,600	133,734

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Gas Co. Ltd.	14,800	$254,875
	Toho Holdings Co. Ltd.	46,500	1,048,254
#	Toho Titanium Co. Ltd.	29,600	386,156
	Toho Zinc Co. Ltd.	11,447	121,474
#	Tohoku Bank Ltd.	7,400	59,300
	Tohoku Electric Power Co., Inc.	36,300	226,661
	Tohokushinsha Film Corp.	11,900	94,440
	Tokai Carbon Co. Ltd.	198,200	1,520,964
	Tokai Corp.	15,267	192,967
	TOKAI Holdings Corp.	69,000	444,988
	Tokai Rika Co. Ltd.	47,500	745,384
	Tokai Tokyo Financial Holdings, Inc.	171,252	581,660
	Token Corp.	4,520	237,211
	Tokio Marine Holdings, Inc.	76,748	1,717,023
	Tokushu Tokai Paper Co. Ltd.	6,041	144,094
	Tokuyama Corp.	42,425	643,213
	Tokyo Century Corp.	36,000	1,387,033
*	Tokyo Electric Power Co. Holdings, Inc.	99,600	421,481
	Tokyo Electron Device Ltd.	15,900	408,050
	Tokyo Energy & Systems, Inc.	17,100	108,402
	Tokyo Individualized Educational Institute, Inc.	11,900	39,585
	Tokyo Keiki, Inc.	8,400	82,344
	Tokyo Kiraboshi Financial Group, Inc.	20,499	605,045
	Tokyo Ohka Kogyo Co. Ltd.	5,700	329,350
	Tokyo Rakutenchi Co. Ltd.	2,300	62,659
	Tokyo Rope Manufacturing Co. Ltd.	13,300	120,742
#	Tokyo Sangyo Co. Ltd.	14,200	78,212
	Tokyo Seimitsu Co. Ltd.	18,500	864,790
	Tokyo Steel Manufacturing Co. Ltd.	36,500	421,870
	Tokyo Tatemono Co. Ltd.	151,700	2,014,321
	Tokyo Tekko Co. Ltd.	6,600	162,087
	Tokyotokeiba Co. Ltd.	10,500	271,907
	Tokyu Construction Co. Ltd.	60,030	308,881
	Tokyu Corp.	7,092	80,062
	Tokyu Fudosan Holdings Corp.	469,382	2,734,770
	Toli Corp.	35,000	78,115
	Tomen Devices Corp.	2,800	93,232
	Tomoe Corp.	20,300	78,650
#	Tomoe Engineering Co. Ltd.	6,200	109,493
	Tomoku Co. Ltd.	12,436	193,294
	TOMONY Holdings, Inc.	136,900	461,329
	Tomy Co. Ltd.	61,000	841,348
	Tonami Holdings Co. Ltd.	4,200	120,874
	Topcon Corp.	49,200	448,646
	TOPPAN Holdings, Inc.	56,900	1,312,334
	Topre Corp.	29,300	315,720
	Topy Industries Ltd.	16,000	257,762
	Toray Industries, Inc.	362,800	1,755,168
	Torex Semiconductor Ltd.	6,400	78,624
	Toridoll Holdings Corp.	13,400	324,269
	Torigoe Co. Ltd.	13,900	67,625
	Torii Pharmaceutical Co. Ltd.	12,200	294,811
	Torishima Pump Manufacturing Co. Ltd.	14,500	183,471
	Tosei Corp.	28,900	341,502
	Toshiba TEC Corp.	12,400	269,546
	Tosho Co. Ltd.	12,000	77,794
	Tosoh Corp.	166,400	2,037,438
	Totech Corp.	3,400	107,872
	Totetsu Kogyo Co. Ltd.	16,670	324,875

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TOTO Ltd.	10,899	$262,792
#	Tottori Bank Ltd.	6,400	57,069
	Toukei Computer Co. Ltd.	1,400	56,421
	Towa Bank Ltd.	23,523	105,562
	Towa Corp.	18,300	627,692
	Towa Pharmaceutical Co. Ltd.	22,500	413,603
	Toyo Construction Co. Ltd.	94,700	772,698
	Toyo Corp.	22,900	196,796
*	Toyo Engineering Corp.	28,599	113,942
#	Toyo Gosei Co. Ltd.	3,500	145,635
	Toyo Ink SC Holdings Co. Ltd.	25,500	433,193
	Toyo Kanetsu KK	6,600	145,179
	Toyo Machinery & Metal Co. Ltd.	12,000	49,387
	Toyo Securities Co. Ltd.	47,300	90,858
	Toyo Seikan Group Holdings Ltd.	83,900	1,410,567
	Toyo Suisan Kaisha Ltd.	3,300	152,232
	Toyo Tanso Co. Ltd.	13,800	466,442
	Toyo Tire Corp.	95,700	1,421,446
	Toyobo Co. Ltd.	55,402	371,716
	Toyoda Gosei Co. Ltd.	45,700	907,948
	Toyota Boshoku Corp.	50,600	879,980
	Toyota Industries Corp.	14,600	1,082,075
#	Toyota Motor Corp., Sponsored ADR	22,210	3,890,748
	Toyota Motor Corp.	430,090	7,523,882
	Toyota Tsusho Corp.	22,000	1,171,198
	TPR Co. Ltd.	21,200	248,505
	Traders Holdings Co. Ltd.	20,039	83,473
	Trancom Co. Ltd.	6,104	280,430
	Transaction Co. Ltd.	13,100	169,269
	Transcosmos, Inc.	12,600	256,586
	TRE Holdings Corp.	42,851	334,490
	Trend Micro, Inc.	13,100	493,668
	Tri Chemical Laboratories, Inc.	12,500	265,853
	Trinity Industrial Corp.	1,800	11,685
	Trusco Nakayama Corp.	29,800	449,756
	TS Tech Co. Ltd.	79,400	889,295
#	TSI Holdings Co. Ltd.	40,672	217,143
#	Tsubaki Nakashima Co. Ltd.	27,701	135,456
	Tsubakimoto Chain Co.	20,300	513,148
	Tsubakimoto Kogyo Co. Ltd.	2,900	96,481
	Tsuburaya Fields Holdings, Inc.	26,400	287,427
	Tsugami Corp.	36,200	259,370
	Tsukishima Holdings Co. Ltd.	23,970	203,514
	Tsukuba Bank Ltd.	59,000	117,269
	Tsumura & Co.	51,400	919,714
	Tsuruha Holdings, Inc.	12,600	925,554
	Tsurumi Manufacturing Co. Ltd.	13,600	286,398
	Tsutsumi Jewelry Co. Ltd.	4,600	70,158
	Tsuzuki Denki Co. Ltd.	4,100	58,513
	TV Asahi Holdings Corp.	18,900	203,742
	Tv Tokyo Holdings Corp.	5,900	112,312
	UACJ Corp.	30,107	612,829
	UBE Corp.	85,720	1,319,984
	Uchida Yoko Co. Ltd.	8,200	377,388
	Ueki Corp.	3,600	34,279
	UEX Ltd.	7,100	52,916
	ULS Group, Inc.	1,600	49,172
	Ultrafabrics Holdings Co. Ltd.	5,000	43,392
	Ulvac, Inc.	26,300	904,435

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Union Tool Co.	4,700	$111,312
	Unipres Corp.	32,038	225,816
	United Arrows Ltd.	12,700	162,102
	United Super Markets Holdings, Inc.	49,100	348,484
	UNITED, Inc.	17,800	107,538
*	Unitika Ltd.	53,801	70,139
	Universal Entertainment Corp.	18,779	267,868
	Urbanet Corp. Co. Ltd.	16,300	41,778
	Usen-Next Holdings Co. Ltd.	7,700	176,619
	User Local, Inc.	1,700	17,779
	Ushio, Inc.	69,500	847,582
	USS Co. Ltd.	27,900	487,661
*	UT Group Co. Ltd.	11,700	144,516
	V Technology Co. Ltd.	9,100	112,493
	Valor Holdings Co. Ltd.	32,200	504,072
	Valqua Ltd.	12,400	305,913
#	Value HR Co. Ltd.	6,000	50,944
	ValueCommerce Co. Ltd.	15,000	124,692
#	Valuence Holdings, Inc.	2,500	25,685
	Vector, Inc.	17,700	125,301
	Vertex Corp.	21,480	194,394
	VINX Corp.	2,700	21,076
*	Vision, Inc.	14,200	126,315
#*	Visional, Inc.	7,600	372,515
	Vital KSK Holdings, Inc.	30,454	205,602
	VT Holdings Co. Ltd.	68,100	229,322
	Wacoal Holdings Corp.	37,700	861,727
	Wacom Co. Ltd.	62,300	214,785
	Wakachiku Construction Co. Ltd.	10,600	212,803
	Wakita & Co. Ltd.	32,400	324,368
	Warabeya Nichiyo Holdings Co. Ltd.	12,400	284,865
	Waseda Academy Co. Ltd.	5,000	46,096
	Watahan & Co. Ltd.	14,000	123,358
	Watami Co. Ltd.	4,400	33,019
	WDB Holdings Co. Ltd.	7,700	109,306
	Wealth Management, Inc.	4,100	34,693
	Weathernews, Inc.	2,800	109,661
	Welcia Holdings Co. Ltd.	18,900	313,283
	Wellneo Sugar Co. Ltd.	10,600	143,578
	Wellnet Corp.	11,500	41,359
	West Holdings Corp.	9,381	206,998
	Will Group, Inc.	9,400	67,722
*	WingArc1st, Inc.	12,667	226,605
	WIN-Partners Co. Ltd.	3,700	27,478
#	Workman Co. Ltd.	2,134	54,979
	World Co. Ltd.	20,500	211,850
	World Holdings Co. Ltd.	6,000	92,010
#*	W-Scope Corp.	30,000	173,596
	Xebio Holdings Co. Ltd.	23,401	150,608
	Yachiyo Industry Co. Ltd.	13,800	127,440
	Yahagi Construction Co. Ltd.	24,500	212,972
	Yakult Honsha Co. Ltd.	13,000	306,344
	YAKUODO Holdings Co. Ltd.	8,317	153,194
	YAMABIKO Corp.	39,400	374,292
	YAMADA Consulting Group Co. Ltd.	2,300	23,929
	Yamada Holdings Co. Ltd.	244,200	772,299
	Yamae Group Holdings Co. Ltd.	7,200	171,904
	Yamagata Bank Ltd.	17,799	137,526
	Yamaguchi Financial Group, Inc.	150,201	1,378,462

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Yamaha Corp.	7,800	$208,337
	Yamaha Motor Co. Ltd.	72,600	1,774,115
	Yamaichi Electronics Co. Ltd.	19,700	227,859
#	YA-MAN Ltd.	26,300	185,167
	Yamanashi Chuo Bank Ltd.	18,200	227,184
	Yamashin-Filter Corp.	36,400	72,275
	Yamatane Corp.	7,400	108,864
	Yamato Corp.	16,500	100,316
	Yamato Holdings Co. Ltd.	20,000	333,120
	Yamato Kogyo Co. Ltd.	28,800	1,379,830
	Yamaya Corp.	4,200	80,073
	Yamazaki Baking Co. Ltd.	54,800	1,160,196
	Yamazen Corp.	46,000	372,668
	Yaoko Co. Ltd.	8,900	458,192
	Yashima Denki Co. Ltd.	11,200	90,686
	Yaskawa Electric Corp.	11,700	382,978
	Yasuda Logistics Corp.	13,600	98,059
	Yellow Hat Ltd.	31,600	382,326
	Yodogawa Steel Works Ltd.	21,500	503,354
	Yokogawa Bridge Holdings Corp.	26,400	436,378
	Yokogawa Electric Corp.	14,400	261,435
	Yokohama Rubber Co. Ltd.	104,099	1,923,706
	Yokorei Co. Ltd.	50,700	389,846
	Yokowo Co. Ltd.	16,400	135,705
	Yomeishu Seizo Co. Ltd.	6,700	82,559
	Yondenko Corp.	8,000	155,957
	Yondoshi Holdings, Inc.	7,300	91,561
	Yonex Co. Ltd.	19,700	213,427
	Yonkyu Co. Ltd.	700	10,376
	Yorozu Corp.	12,900	76,734
*	Yoshimura Food Holdings KK	2,200	16,088
	Yoshinoya Holdings Co. Ltd.	16,900	394,961
	Yotai Refractories Co. Ltd.	12,200	116,490
	Yuasa Trading Co. Ltd.	17,800	486,860
	Yukiguni Maitake Co. Ltd.	10,500	62,288
	Yurtec Corp.	32,100	209,084
	Yushin Precision Equipment Co. Ltd.	13,900	61,271
	Yushiro Chemical Industry Co. Ltd.	5,700	55,535
	Yutaka Giken Co. Ltd.	1,200	15,467
	Zaoh Co. Ltd.	3,100	49,533
	Zenitaka Corp.	2,200	55,029
	Zenkoku Hosho Co. Ltd.	15,700	502,059
	Zenrin Co. Ltd.	22,100	130,017
	Zensho Holdings Co. Ltd.	14,850	780,543
	Zeon Corp.	83,900	693,472
	ZERIA Pharmaceutical Co. Ltd.	8,100	107,610
	ZIGExN Co. Ltd.	40,700	129,940
	ZOZO, Inc.	14,100	268,108
#	Zuiko Corp.	10,200	88,092
TOTAL JAPAN			731,266,198
NETHERLANDS — (3.1%)
	Aalberts NV	81,901	2,557,134
Ω	ABN AMRO Bank NV, GDR	189,293	2,549,512
	Acomo NV	19,228	392,874
*Ω	Adyen NV	384	259,003
	Aegon Ltd.	1,301,517	6,329,625
	Aegon Ltd.	26,405	127,535
*	AFC Ajax NV	70	806

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Akzo Nobel NV	39,502	$2,650,009
#*Ω	Alfen NV	8,585	270,642
	Allfunds Group PLC	221,397	1,133,137
	AMG Critical Materials NV	27,248	710,615
	APERAM SA	45,213	1,252,862
	Arcadis NV	54,043	2,284,116
	ArcelorMittal SA	113,832	2,506,594
	ASM International NV	4,555	1,879,758
	ASML Holding NV	7,716	4,620,220
	ASR Nederland NV	149,446	5,577,095
*	Avantium NV	12,879	42,960
Ω	B&S Group SARL	27,380	99,007
#*Ω	Basic-Fit NV	18,587	475,481
	BE Semiconductor Industries NV	44,264	4,572,458
	Brunel International NV	22,936	319,773
	Coca-Cola Europacific Partners PLC	21,542	1,256,654
	Corbion NV	41,114	712,042
Ω	CTP NV	13,573	197,885
	Flow Traders Ltd.	22,509	411,418
	ForFarmers NV	26,036	63,916
*	Fugro NV	105,967	1,750,253
	Heineken NV	16,507	1,483,046
	IMCD NV	22,162	2,668,207
#	ING Groep NV, Sponsored ADR	33,099	424,991
	ING Groep NV	316,972	4,063,747
*	InPost SA	41,245	408,111
	JDE Peet’s NV	34,473	957,384
	Kendrion NV	11,021	133,878
	Koninklijke Ahold Delhaize NV, Sponsored ADR	2,505	74,216
	Koninklijke Ahold Delhaize NV	320,272	9,483,826
	Koninklijke BAM Groep NV	221,974	458,685
	Koninklijke Heijmans NV, CVA	24,784	284,691
	Koninklijke KPN NV	691,053	2,322,752
*	Koninklijke Philips NV	14,824	281,989
*	Koninklijke Philips NV	99,779	1,891,810
	Koninklijke Vopak NV	47,669	1,607,261
*Ω	Lucas Bols NV	5,802	106,577
#	MFE-MediaForEurope NV, Class B	53,377	141,643
	Nedap NV	4,185	252,495
	NN Group NV	121,860	3,908,341
#	OCI NV	89,529	2,086,096
*	Pharming Group NV	422,229	499,244
	PostNL NV	165,856	309,053
*	Prosus NV	69,437	1,946,585
	Randstad NV	69,092	3,577,912
	SBM Offshore NV	134,874	1,679,783
#*	SIF Holding NV	4,260	41,044
Ω	Signify NV	116,515	3,020,398
	Sligro Food Group NV	19,157	326,823
*††	SRH NV	28,066	0
	TKH Group NV	37,190	1,360,371
*	TomTom NV	49,227	294,926
	Universal Music Group NV	26,829	657,011
	Van Lanschot Kempen NV	26,465	711,222
	Wolters Kluwer NV	34,148	4,381,393
TOTAL NETHERLANDS			96,848,895
NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	57,074	139,017

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Air New Zealand Ltd.	1,303,932	$508,900
	Arvida Group Ltd.	411,539	271,504
	Auckland International Airport Ltd.	86,278	369,036
	Channel Infrastructure NZ Ltd.	156,980	130,878
	Chorus Ltd.	296,781	1,241,372
	Chorus Ltd., ADR	462	9,480
	Comvita Ltd.	15,006	26,674
	Contact Energy Ltd.	24,814	112,717
	EBOS Group Ltd.	8,802	179,686
#	Fletcher Building Ltd.	313,587	790,404
#	Fonterra Co.-operative Group Ltd.	24,879	44,597
	Freightways Group Ltd.	92,203	400,417
#	Genesis Energy Ltd.	281,841	379,423
*	Gentrack Group Ltd.	19,890	56,760
	Hallenstein Glasson Holdings Ltd.	37,414	125,484
	Heartland Group Holdings Ltd.	504,957	450,552
	Infratil Ltd.	26,416	151,259
#	Investore Property Ltd.	52,781	35,058
	KMD Brands Ltd.	368,777	178,385
	Mainfreight Ltd.	5,267	175,803
	Manawa Energy Ltd.	44,259	110,088
	Mercury NZ Ltd.	16,109	55,414
	Meridian Energy Ltd.	40,121	112,995
	Napier Port Holdings Ltd.	31,850	41,454
	NZME Ltd.	54,625	27,400
#	NZX Ltd.	244,581	142,599
	Oceania Healthcare Ltd.	489,151	194,035
	PGG Wrightson Ltd.	5,415	10,075
#	Port of Tauranga Ltd.	15,785	46,943
	Rakon Ltd.	72,556	29,643
	Restaurant Brands New Zealand Ltd.	17,996	39,438
	Ryman Healthcare Ltd.	83,765	277,707
	Sanford Ltd.	35,012	76,792
	Scales Corp. Ltd.	84,249	139,958
*	Serko Ltd.	16,505	40,424
	Skellerup Holdings Ltd.	82,005	216,006
	SKY Network Television Ltd.	142,840	239,785
	SKYCITY Entertainment Group Ltd.	424,482	462,683
	Spark New Zealand Ltd.	53,014	153,906
	Steel & Tube Holdings Ltd.	101,052	64,225
	Summerset Group Holdings Ltd.	180,325	1,024,067
*	Synlait Milk Ltd.	64,734	50,272
#	Tourism Holdings Ltd.	77,900	147,340
	TOWER Ltd.	130,375	48,578
	Turners Automotive Group Ltd.	21,179	50,681
	Vector Ltd.	9,350	19,943
#*	Vista Group International Ltd.	67,769	51,444
#	Warehouse Group Ltd.	89,569	89,701
TOTAL NEW ZEALAND			9,741,002
NORWAY — (1.0%)
	2020 Bulkers Ltd.	11,705	105,682
	ABG Sundal Collier Holding ASA	167,897	76,107
*	Adevinta ASA	24,456	214,957
	AF Gruppen ASA	12,393	129,143
#*	Agilyx ASA	12,870	25,948
*	Akastor ASA	111,833	105,296
	Aker ASA, Class A	1,929	116,002
*	Aker BioMarine ASA	13,163	43,592

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#	Aker BP ASA	42,364	$1,220,999
*	Aker Carbon Capture ASA	27,212	25,870
	Aker Solutions ASA	98,454	393,151
	AMSC ASA	43,636	97,338
*	Archer Ltd.	426,714	34,369
*	ArcticZymes Technologies ASA	11,820	30,830
#	Arendals Fossekompani ASA	853	9,848
*	Asetek AS	36,242	23,059
	Atea ASA	29,537	307,333
	Austevoll Seafood ASA	60,949	416,560
Ω	Avance Gas Holding Ltd.	9,467	126,100
	Awilco LNG AS	38,327	28,942
*	Axactor ASA	88,882	42,045
	B2 Impact ASA	181,255	115,945
	Bakkafrost P	3,644	164,489
	Belships ASA	85,904	134,741
*	BLUENORD ASA	13,867	736,871
	Bonheur ASA	18,617	322,080
#*	Borr Drilling Ltd.	26,818	164,394
	Borregaard ASA	30,188	409,697
	Bouvet ASA	28,337	136,684
*	BW Energy Ltd.	82,464	206,616
Ω	BW LPG Ltd.	97,983	1,386,994
	BW Offshore Ltd.	88,519	184,988
#*	Cadeler AS	24,341	77,163
*	Carasent ASA	3,306	3,964
*	Cloudberry Clean Energy ASA	51,107	50,024
#*Ω	Crayon Group Holding ASA	10,777	62,286
	DNB Bank ASA	90,436	1,631,633
	DNO ASA	597,558	609,193
Ω	Elkem ASA	187,201	289,767
*	Elliptic Laboratories ASA	7,579	11,442
Ω	Elmera Group ASA	59,985	128,124
	Elopak ASA	58,837	120,119
Ω	Entra ASA	3,100	24,229
#	Equinor ASA	58,301	1,954,436
Ω	Europris ASA	99,014	561,195
	FLEX LNG Ltd.	20,270	621,368
	Frontline PLC	17,269	386,079
*	Gaming Innovation Group, Inc.	31,975	77,790
	Golar LNG Ltd.	3,400	76,262
	Golden Ocean Group Ltd.	92,740	686,181
	Gram Car Carriers ASA	6,725	123,502
	Grieg Seafood ASA	46,423	308,333
	Hafnia Ltd.	82,199	540,171
*	Hexagon Composites ASA	48,310	113,875
#*	Hexagon Purus ASA	16,580	15,261
	Hoegh Autoliners ASA	62,150	502,521
*	Kahoot! ASA	74,448	233,205
Ω	Kid ASA	12,733	103,674
	Kitron ASA	68,056	179,755
Ω	Klaveness Combination Carriers ASA	16,468	112,366
*	Kongsberg Automotive ASA	482,313	85,713
	Kongsberg Gruppen ASA	3,017	123,243
	Leroy Seafood Group ASA	29,208	115,696
*	LINK Mobility Group Holding ASA	170,209	175,728
	Medistim ASA	2,484	42,925
	Mowi ASA	9,964	161,918
	MPC Container Ships ASA	263,254	372,131

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	Multiconsult ASA	6,186	$71,667
#*	NEL ASA	66,164	43,507
#*	Nordic Semiconductor ASA	12,027	97,722
	Norsk Hydro ASA	87,938	501,485
#*Ω	Norske Skog ASA	33,988	124,165
*	Northern Ocean Ltd.	56,404	68,663
#*	Norwegian Air Shuttle ASA	23,557	16,931
*	NRC Group ASA	5,207	5,442
#*	Nykode Therapeutics ASA	30,199	46,433
	Odfjell Drilling Ltd.	102,839	359,971
	Odfjell SE, Class A	12,643	134,228
	Odfjell Technology Ltd.	18,940	94,135
*	OKEA ASA	48,361	167,407
Ω	Okeanis Eco Tankers Corp.	10,412	300,236
	Olav Thon Eiendomsselskap ASA	498	7,202
	Orkla ASA	27,609	190,295
	Panoro Energy ASA	70,753	196,385
	Pareto Bank ASA	28,337	131,963
*	Pexip Holding ASA	57,698	94,140
*	PGS ASA	748,679	680,352
#*	PhotoCure ASA	4,433	22,920
	Protector Forsikring ASA	25,552	400,218
	Rana Gruber ASA, Class A	5,142	28,567
*	REC Silicon ASA	71,698	93,362
	Salmar ASA	2,676	126,896
Ω	Scatec ASA	102,177	516,357
	Schibsted ASA, Class A	7,998	160,233
	Schibsted ASA, Class B	10,242	190,046
	Selvaag Bolig ASA	31,739	75,572
*Ω	Shelf Drilling Ltd.	115,443	310,480
*	Siem Offshore, Inc.	28,461	65,134
#*	SmartCraft ASA	4,834	9,230
#*	Solstad Offshore ASA	49,454	105,454
	SpareBank 1 Helgeland	1,689	18,447
	Sparebank 1 Oestlandet	7,985	88,708
	SpareBank 1 Sorost-Norge	19,867	105,648
	SpareBank 1 SR-Bank ASA	47,249	513,177
	Sparebanken More	9,915	68,161
	Stolt-Nielsen Ltd.	26,310	866,503
	Storebrand ASA	119,758	1,000,093
	Subsea 7 SA	70,130	921,215
	Telenor ASA	16,697	170,683
#	TGS ASA	80,182	1,096,552
	TOMRA Systems ASA	15,468	122,605
#*	Ultimovacs ASA	4,370	38,824
#	Var Energi ASA	30,881	104,329
	Veidekke ASA	36,909	318,459
*	Volue ASA	9,430	15,817
	Wallenius Wilhelmsen ASA	35,432	297,782
	Wilh Wilhelmsen Holding ASA, Class A	10,229	287,617
	Yara International ASA	18,306	599,008
#*	Zaptec ASA	9,134	16,879
TOTAL NORWAY			30,305,247
PORTUGAL — (0.4%)
	Altri SGPS SA	69,122	334,344
*	Banco Comercial Portugues SA, Class R	7,451,368	2,286,942
	Corticeira Amorim SGPS SA	25,645	249,086
	CTT-Correios de Portugal SA	77,262	294,745

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	EDP Renovaveis SA	19,841	$319,181
	Galp Energia SGPS SA	294,086	4,427,394
#*	Greenvolt-Energias Renovaveis SA	21,704	145,025
	Ibersol SGPS SA	14,398	102,099
	Jeronimo Martins SGPS SA	23,185	534,527
	Mota-Engil SGPS SA	64,984	210,873
	Navigator Co. SA	253,850	1,010,536
	NOS SGPS SA	140,868	514,959
	REN - Redes Energeticas Nacionais SGPS SA	92,454	240,698
	Semapa-Sociedade de Investimento e Gestao	5,923	83,782
	Sonae SGPS SA	907,317	892,601
TOTAL PORTUGAL.			11,646,792
SINGAPORE — (1.0%)
	AEM Holdings Ltd.	135,900	343,533
*	Avarga Ltd.	188,200	24,172
	Aztech Global Ltd.	73,800	48,493
*	Banyan Tree Holdings Ltd.	210,000	59,229
*††	Best World International Ltd.	79,600	98,256
	Boustead Singapore Ltd.	154,732	92,094
	BRC Asia Ltd.	17,400	20,463
	Bukit Sembawang Estates Ltd.	114,000	301,347
	Bund Center Investment Ltd.	22,000	6,749
	Capitaland India Trust	262,069	183,696
	CapitaLand Investment Ltd.	302,701	649,954
	Centurion Corp. Ltd.	103,500	29,145
#	China Aviation Oil Singapore Corp. Ltd.	208,100	122,367
	China Sunsine Chemical Holdings Ltd.	284,600	83,019
	City Developments Ltd.	235,500	1,087,023
	Civmec Ltd.	187,700	108,338
	ComfortDelGro Corp. Ltd.	328,000	316,803
*	COSCO Shipping International Singapore Co. Ltd.	849,200	72,610
	CSE Global Ltd.	287,240	86,110
	DBS Group Holdings Ltd.	43,298	1,040,161
	Del Monte Pacific Ltd.	332,059	39,325
	Delfi Ltd.	179,000	161,047
	DFI Retail Group Holdings Ltd.	69,000	147,179
	Dyna-Mac Holdings Ltd.	229,500	52,101
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	137,020	102,103
	First Resources Ltd.	422,100	466,051
	Food Empire Holdings Ltd.	115,500	92,779
	Frasers Property Ltd.	255,300	141,705
	Frencken Group Ltd.	316,400	241,110
	Fu Yu Corp. Ltd.	518,400	44,601
*	Gallant Venture Ltd.	254,500	24,325
	Genting Singapore Ltd.	293,600	184,456
	Geo Energy Resources Ltd.	679,900	146,155
	Golden Agri-Resources Ltd.	4,838,800	954,708
	Great Eastern Holdings Ltd.	13,900	175,446
	GuocoLand Ltd.	188,433	207,745
	Haw Par Corp. Ltd.	80,900	565,179
	Hiap Hoe Ltd.	39,000	18,380
	Ho Bee Land Ltd.	178,400	235,847
	Hong Fok Corp. Ltd.	373,980	237,500
	Hong Leong Asia Ltd.	153,400	70,075
	Hong Leong Finance Ltd.	137,500	246,307
	Hongkong Land Holdings Ltd.	149,700	474,807

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Hotel Grand Central Ltd.	68,447	$39,902
	Hour Glass Ltd.	179,100	215,736
	HRnetgroup Ltd.	21,600	10,877
	Hutchison Port Holdings Trust	3,659,600	574,828
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	32,300	155,918
	ISDN Holdings Ltd.	28,600	6,791
	Japfa Ltd.	332,440	44,975
	Jardine Cycle & Carriage Ltd.	42,844	882,576
	Keppel Corp. Ltd.	203,500	923,756
	Keppel Infrastructure Trust	641,908	206,070
	Keppel REIT	40,700	23,633
	Low Keng Huat Singapore Ltd.	98,100	26,629
	Mandarin Oriental International Ltd.	80,500	120,722
*	Marco Polo Marine Ltd.	2,024,500	75,460
	Metro Holdings Ltd.	236,900	91,690
	Micro-Mechanics Holdings Ltd.	5,500	7,244
#*††	Midas Holdings Ltd.	1,120,000	0
	Nanofilm Technologies International Ltd.	70,600	48,067
	Netlink NBN Trust	796,000	482,660
*	Oceanus Group Ltd.	2,050,000	14,962
	Olam Group Ltd.	174,435	126,402
	OUE Ltd.	191,000	143,794
	Oversea-Chinese Banking Corp. Ltd.	202,846	1,880,608
	Oxley Holdings Ltd.	641,546	46,956
	Pacific Century Regional Developments Ltd.	79,400	16,250
	Pan-United Corp. Ltd.	58,750	15,848
	Propnex Ltd.	72,000	42,363
	PSC Corp. Ltd.	110,100	25,674
	Q&M Dental Group Singapore Ltd.	134,040	22,060
	QAF Ltd.	135,353	80,589
	Raffles Medical Group Ltd.	321,998	280,177
	Riverstone Holdings Ltd.	263,100	113,482
	Samudera Shipping Line Ltd.	119,100	53,548
*	SATS Ltd.	55,592	100,006
*	Seatrium Ltd.	16,619,362	1,361,109
	Sembcorp Industries Ltd.	330,100	1,107,454
	Sheng Siong Group Ltd.	408,200	462,156
	SIA Engineering Co. Ltd.	46,300	77,486
	Silverlake Axis Ltd.	242,600	47,859
	Sinarmas Land Ltd.	415,000	52,258
	Sing Holdings Ltd.	60,800	14,675
	Sing Investments & Finance Ltd.	20,250	14,512
	Singapore Airlines Ltd.	218,650	976,329
	Singapore Exchange Ltd.	100,600	696,520
	Singapore Land Group Ltd.	91,984	132,973
	Singapore Post Ltd.	1,057,700	347,387
	Singapore Technologies Engineering Ltd.	102,600	281,663
	Singapore Telecommunications Ltd.	88,700	154,160
	Stamford Land Corp. Ltd.	456,511	123,301
	StarHub Ltd.	239,500	180,321
	Straits Trading Co. Ltd.	163,032	228,719
#*††	Swiber Holdings Ltd.	189,500	0
*††	Swiber Holdings Ltd.	189,500	0
#	Thomson Medical Group Ltd.	1,296,800	51,278
	Tuan Sing Holdings Ltd.	320,637	63,229
	UMS Holdings Ltd.	343,227	313,862
	United Overseas Bank Ltd.	83,482	1,646,656
	UOB-Kay Hian Holdings Ltd.	286,693	274,656

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	UOL Group Ltd.	185,587	$799,292
	Valuetronics Holdings Ltd.	255,300	94,076
	Venture Corp. Ltd.	74,900	639,520
	Wee Hur Holdings Ltd.	112,000	14,359
	Wilmar International Ltd.	943,900	2,453,936
	Wing Tai Holdings Ltd.	403,968	398,414
	Yangzijiang Shipbuilding Holdings Ltd.	1,333,700	1,413,700
	Yeo Hiap Seng Ltd.	10,387	4,720

TOTAL SINGAPORE			31,129,326

SPAIN — (2.4%)
	Acciona SA	9,885	1,246,237
	Acerinox SA	117,795	1,147,658
	ACS Actividades de Construccion y Servicios SA	50,618	1,830,548
Ω	Aedas Homes SA	9,996	159,544
Ω	Aena SME SA	5,791	840,278
#*	Airtificial Intelligence Structures SA	253,298	34,796
	Alantra Partners SA	1,451	13,587
	Almirall SA	50,646	461,104
	Amadeus IT Group SA	29,167	1,664,643
#*	Amper SA	490,630	53,052
	Applus Services SA	117,624	1,239,283
	Atresmedia Corp. de Medios de Comunicacion SA	65,278	244,601
#	Banco Bilbao Vizcaya Argentaria SA	799,462	6,289,551
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	213,339	1,670,444
	Banco de Sabadell SA	4,529,703	5,632,204
	Banco Santander SA	1,197,094	4,402,832
#	Banco Santander SA, Sponsored ADR	76,315	277,023
	Bankinter SA	446,846	2,825,612
	CaixaBank SA	610,477	2,481,919
Ω	Cellnex Telecom SA	12,803	376,358
	Cia de Distribucion Integral Logista Holdings SA	34,685	851,697
	CIE Automotive SA	35,691	910,010
	Construcciones y Auxiliar de Ferrocarriles SA	14,510	433,434
*	Distribuidora Internacional de Alimentacion SA	6,912,680	89,366
	Ebro Foods SA	38,749	659,657
*	eDreams ODIGEO SA	37,385	239,701
	Elecnor SA	21,392	359,470
	Enagas SA	119,250	1,994,896
#	Ence Energia y Celulosa SA	107,249	320,827
	Endesa SA	35,103	660,451
	Ercros SA	80,582	248,599
	Faes Farma SA	231,737	727,910
	Ferrovial SE	21,295	640,902
	Fluidra SA	28,405	500,800
#	Fomento de Construcciones y Contratas SA	32,793	416,042
Ω	Gestamp Automocion SA	151,060	555,868
Ω	Global Dominion Access SA	63,335	206,040
*	Grifols SA	72,197	810,145
	Grupo Catalana Occidente SA	28,076	899,374
	Grupo Empresarial San Jose SA	8,089	30,593
	Iberdrola SA	220,325	2,450,458
	Iberpapel Gestion SA	7,549	128,580
	Indra Sistemas SA	110,672	1,553,960
	Industria de Diseno Textil SA	48	1,657
#	Laboratorio Reig Jofre SA	5,729	14,555
	Laboratorios Farmaceuticos Rovi SA	9,465	506,180
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	217,272	187,294
	Mapfre SA	743,712	1,545,969

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Melia Hotels International SA	66,946	$372,454
	Miquel y Costas & Miquel SA	13,191	149,615
	Naturgy Energy Group SA	10,254	290,134
Ω	Neinor Homes SA	25,058	258,375
*	Obrascon Huarte Lain SA	344,222	141,773
	Pharma Mar SA	4,282	146,017
*	Promotora de Informaciones SA, Class A	55,966	20,305
Ω	Prosegur Cash SA	150,442	81,908
	Prosegur Compania de Seguridad SA	136,493	204,093
	Realia Business SA	69,253	77,291
	Redeia Corp. SA	38,398	598,814
	Repsol SA, Sponsored ADR	2,816	41,142
	Repsol SA	825,552	12,087,854
	Sacyr SA	370,112	1,068,728
*	Solaria Energia y Medio Ambiente SA	32,763	491,464
*	Soltec Power Holdings SA	1,913	5,352
Ω	Talgo SA	24,071	91,399
*	Tecnicas Reunidas SA	14,017	123,622
	Telefonica SA, Sponsored ADR	25,417	97,347
	Telefonica SA	910,913	3,518,527
	Tubacex SA	81,389	242,170
Ω	Unicaja Banco SA	971,590	1,012,315
	Vidrala SA	10,721	796,840
	Viscofan SA	26,608	1,538,102

TOTAL SPAIN			74,291,350

SWEDEN — (2.4%)
	AAK AB	6,365	121,046
Ω	AcadeMedia AB	85,404	354,062
	AddLife AB, Class B	35,580	232,419
	Addnode Group AB	44,046	274,546
	AddTech AB, Class B	31,649	465,251
	AFRY AB	75,384	792,066
	Alfa Laval AB	6,113	198,102
Ω	Alimak Group AB	20,374	120,001
	Alleima AB	162,758	990,740
	Alligo AB, Class B	17,026	133,848
Ω	Ambea AB	55,619	206,536
	AQ Group AB	7,142	289,319
	Arise AB	22,259	62,183
	Arjo AB, Class B	188,476	630,345
	Assa Abloy AB, Class B	37,101	790,811
	Atlas Copco AB, Class A	4,644	60,135
	Atrium Ljungberg AB, Class B	3,345	51,439
*Ω	Attendo AB	107,538	340,542
#	Avanza Bank Holding AB	21,162	357,742
	Axfood AB	15,489	342,470
	Beijer Alma AB	23,618	375,794
#	Beijer Ref AB	20,444	194,348
	Bergman & Beving AB	20,380	273,240
	Betsson AB, Class B	111,000	1,117,142
*	Better Collective AS	18,402	444,716
#*	BHG Group AB	94,241	83,490
	Bilia AB, Class A	81,311	755,537
	Billerud Aktiebolag	146,956	1,365,308
*Ω	BioArctic AB	2,624	53,022
	BioGaia AB, Class B	23,129	206,482
	Biotage AB	17,027	173,935
	Boliden AB	74,532	1,910,489

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Bonava AB, Class B	52,836	$82,754
Ω	Bravida Holding AB	63,022	394,322
	Bufab AB	21,549	512,296
	Bulten AB	10,121	56,568
	Bure Equity AB	59,793	1,195,494
*	Byggfakta Group Nordic Holdco AB	27,259	65,425
*	Byggmax Group AB	53,464	136,182
*	Camurus AB	7,665	229,730
	Catella AB	27,843	61,188
	Catena AB	6,615	219,131
#*	Catena Media PLC	46,036	71,415
	Cellavision AB	7,792	94,637
	Cibus Nordic Real Estate AB publ	13,270	124,538
	Clas Ohlson AB, Class B	35,044	368,096
	Cloetta AB, Class B	186,328	298,845
	Concentric AB	24,609	345,761
Ω	Coor Service Management Holding AB	70,203	241,909
	Corem Property Group AB, Class B	61,043	39,407
	Dios Fastigheter AB	22,774	123,286
Ω	Dometic Group AB	154,262	951,922
#*Ω	Dustin Group AB	67,381	75,855
	Eastnine AB	14,309	194,019
	Elanders AB, Class B	9,022	67,538
*	Electrolux AB, Class B	18,853	158,652
	Electrolux Professional AB, Class B	86,569	350,226
#	Elekta AB, Class B	43,502	296,326
*Ω	Eltel AB	23,495	13,802
#*	Enea AB	14,517	61,944
#	Engcon AB	4,727	30,250
	Eolus Vind AB, Class B	781	6,036
	Ependion AB	17,085	158,723
	Epiroc AB, Class A	21,957	361,735
	Epiroc AB, Class B	13,477	187,132
	Essity AB, Class A	1,404	32,151
	Essity AB, Class B	23,376	533,016
Ω	Evolution AB	4,555	405,875
	Ework Group AB	2,489	25,417
	Fabege AB	14,979	111,759
	Fagerhult Group AB	30,199	152,776
	Fasadgruppen Group AB	1,155	4,939
#	FastPartner AB, Class A	7,206	25,074
	Fenix Outdoor International AG	2,101	124,671
	Ferronordic AB	1,586	9,314
	Fortnox AB	34,066	135,035
	G5 Entertainment AB	5,363	69,460
	Getinge AB, Class B	18,403	331,312
	Granges AB	98,109	944,568
*Ω	Green Landscaping Group AB	10,414	54,343
#	H & M Hennes & Mauritz AB, Class B	28,433	381,988
	Hanza AB	20,067	126,097
	Heba Fastighets AB, Class B	9,928	19,947
	Hemnet Group AB	20,017	347,669
	Hexagon AB, Class B	53,127	432,965
	Hexatronic Group AB	30,112	70,322
	Hexpol AB	49,640	440,557
	HMS Networks AB	11,592	384,494
*Ω	Hoist Finance AB	30,627	86,143
	Holmen AB, Class B	16,752	632,218
	Hufvudstaden AB, Class A	8,167	87,072

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Humana AB	12,242	$31,078
	Husqvarna AB, Class A	5,896	38,057
	Husqvarna AB, Class B	57,812	374,608
	Indutrade AB	20,611	365,296
	Instalco AB	71,074	198,969
#*	International Petroleum Corp.	95,809	1,015,555
#	Intrum AB	39,889	204,882
	INVISIO AB	12,480	188,109
	Inwido AB	92,865	948,981
	ITAB Shop Concept AB	3,909	3,297
#	JM AB	59,475	634,692
	Kabe Group AB, Class B	2,753	66,022
*	Karnov Group AB	67,344	296,300
#*	K-fast Holding AB	11,965	14,397
	Kindred Group PLC, SDR	97,822	800,852
	KNOW IT AB	17,742	222,734
	Lagercrantz Group AB, Class B	41,473	378,582
	Lifco AB, Class B	12,877	235,623
	Lime Technologies AB	4,278	109,694
	Lindab International AB	55,926	861,785
	Loomis AB	45,752	1,188,510
*	Medcap AB	6,680	170,365
	Medicover AB, Class B	13,108	147,884
	MEKO AB	36,412	293,171
	Micro Systemation AB, Class B	8,848	43,176
*	Midsona AB, Class B	14,941	9,310
*	Millicom International Cellular SA, SDR	85,476	1,343,007
*	Modern Times Group MTG AB, Class B	56,499	453,551
	Momentum Group AB	21,198	183,916
Ω	Munters Group AB	56,724	692,527
	Mycronic AB	34,126	747,592
	NCAB Group AB	60,500	289,582
	NCC AB, Class B	58,755	601,902
	Nederman Holding AB	7,183	101,058
*	Net Insight AB, Class B	227,919	79,427
	New Wave Group AB, Class B	77,641	507,036
	Nibe Industrier AB, Class B	14,970	86,218
*	Nobia AB	107,020	79,587
	Nolato AB, Class B	126,533	559,677
	Nordic Paper Holding AB	28,170	96,444
	Nordic Waterproofing Holding AB	14,468	209,133
	Nordnet AB publ	24,737	350,242
*	Norion Bank AB	48,614	157,118
*	Note AB	13,112	171,869
	NP3 Fastigheter AB	6,538	87,369
	Nyfosa AB	37,694	182,411
	OEM International AB, Class B	35,332	229,697
*	Orron Energy ab	7,830	4,892
#*	Ovzon AB	20,670	14,542
*	OX2 AB, Class A	14,491	58,600
	Pandox AB	42,557	418,889
	Peab AB, Class B	115,695	431,273
	Platzer Fastigheter Holding AB, Class B	16,143	84,768
	Pricer AB, Class B	121,671	71,196
	Proact IT Group AB	21,402	148,657
	Ratos AB, Class B	139,520	388,665
*	RaySearch Laboratories AB	21,636	161,514
	Rejlers AB	8,162	85,573
Ω	Resurs Holding AB	176,601	344,532

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Rottneros AB	66,194	$69,916
	Rvrc Holding AB	26,752	92,526
	Saab AB, Class B	5,249	269,648
	Sagax AB, Class B	6,790	122,919
#	Samhallsbyggnadsbolaget i Norden AB	116,878	33,997
#	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	4,269
	Sandvik AB	53,653	913,872
	Scandi Standard AB	29,153	145,844
*Ω	Scandic Hotels Group AB	128,830	434,215
*	Sdiptech AB, Class B	25,825	507,686
	Sectra AB, Class B	25,966	280,836
	Securitas AB, Class B	132,599	1,062,172
*	Sedana Medical AB	6,251	11,712
	Sensys Gatso Group AB	13,439	72,632
#*Ω	Sinch AB	480,621	761,656
*	Sivers Semiconductors AB	113,376	62,559
	Skandinaviska Enskilda Banken AB, Class A	163,787	1,827,783
	Skandinaviska Enskilda Banken AB, Class C	2,134	24,540
	Skanska AB, Class B	70,625	1,060,358
	SKF AB, Class A	6,538	105,905
	SKF AB, Class B	75,257	1,220,101
	SkiStar AB	28,609	272,178
	Solid Forsakring AB	13,245	69,129
	SSAB AB, Class A	127,083	761,311
	SSAB AB, Class B	335,848	1,949,527
*	Stendorren Fastigheter AB	2,929	33,145
*	Stillfront Group AB	430,613	445,760
	Storskogen Group AB, Class B	1,167,454	691,697
	Svedbergs i Dalstorp AB, Class B	3,608	9,053
	Svenska Cellulosa AB SCA, Class A	4,829	66,000
	Svenska Cellulosa AB SCA, Class B	100,075	1,373,175
	Svenska Handelsbanken AB, Class A	134,462	1,146,381
#	Svenska Handelsbanken AB, Class B	4,398	45,372
	Sweco AB, Class B	28,288	260,823
#	Swedbank AB, Class A	78,181	1,283,991
*	Swedish Orphan Biovitrum AB	21,156	435,226
	Synsam AB	35,313	108,724
	Systemair AB	55,101	302,634
	Tele2 AB, Class B	78,518	557,608
	Telefonaktiebolaget LM Ericsson, Class A	5,792	27,110
	Telefonaktiebolaget LM Ericsson, Class B	311,722	1,396,430
#	Telia Co. AB	775,558	1,644,140
	Tethys Oil AB	23,397	119,673
*	TF Bank AB	4,223	53,231
Ω	Thule Group AB	14,968	340,695
	Trelleborg AB, Class B	26,253	663,914
	Troax Group AB	16,507	264,589
#*	Truecaller AB, Class B	61,959	149,944
	VBG Group AB, Class B	10,509	218,623
#*	Viaplay Group AB	22,369	47,972
	Vitec Software Group AB, Class B	4,899	195,519
	Vitrolife AB	14,595	190,278
	Volati AB	14,187	106,665
	Volvo AB, Class A	17,854	357,960
	Volvo AB, Class B	151,957	3,011,057
#*	Volvo Car AB, Class B	84,123	290,148
#	Wallenstam AB, Class B	21,952	74,247
	Wihlborgs Fastigheter AB	18,133	117,539

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	XANO Industri AB, Class B	8,866	$65,992

TOTAL SWEDEN			73,808,431

SWITZERLAND — (7.6%)
	ABB Ltd.	109,354	3,674,044
	Accelleron Industries AG	18,707	462,055
	Adecco Group AG	140,796	5,328,220
	Alcon, Inc.	97,268	6,945,665
	Allreal Holding AG	16,566	2,658,273
	ALSO Holding AG	7,288	1,859,106
#*	ams-OSRAM AG	190,086	678,301
	APG SGA SA	1,053	195,894
	Arbonia AG	40,199	344,349
*	Aryzta AG	779,699	1,429,039
	Ascom Holding AG	24,888	257,657
#*	Autoneum Holding AG	3,813	432,901
	Baloise Holding AG	34,694	4,981,567
	Banque Cantonale de Geneve	1,622	400,519
	Banque Cantonale Vaudoise	26,772	3,026,153
	Barry Callebaut AG	1,085	1,645,074
*	Basilea Pharmaceutica AG	5,038	196,091
	Belimo Holding AG	3,829	1,612,074
	Bell Food Group AG	2,112	629,175
	Bellevue Group AG	10,612	231,701
	Berner Kantonalbank AG	5,066	1,326,869
	BKW AG	1,602	269,309
	Bossard Holding AG, Class A	6,265	1,293,155
	Bucher Industries AG	7,246	2,586,577
	Burckhardt Compression Holding AG	2,922	1,481,223
	Burkhalter Holding AG	2,362	220,935
	Bystronic AG	1,238	591,737
	Calida Holding AG	5,059	142,217
	Carlo Gavazzi Holding AG	465	158,058
	Cembra Money Bank AG	27,958	1,927,715
	Chocoladefabriken Lindt & Spruengli AG	7	762,538
#*	Cicor Technologies Ltd.	1,805	86,728
	Cie Financiere Richemont SA, Class A	35,986	4,245,465
	Cie Financiere Tradition SA	1,356	172,834
	Clariant AG	203,070	2,885,202
	Coltene Holding AG	3,589	251,696
	Comet Holding AG	6,200	1,219,448
	COSMO Pharmaceuticals NV	3,766	143,175
	Daetwyler Holding AG	3,451	610,608
	DKSH Holding AG	36,211	2,217,409
#*	DocMorris AG	456	18,961
	dormakaba Holding AG	1,725	788,484
	DSM-Firmenich AG	6,231	564,876
*	Dufry AG	73,076	2,561,625
	EFG International AG	129,258	1,553,337
	Emmi AG	1,461	1,379,497
	EMS-Chemie Holding AG	547	374,181
	Energiedienst Holding AG	4,657	205,816
	Feintool International Holding AG	4,612	101,210
	Flughafen Zurich AG	21,469	4,011,736
	Forbo Holding AG	835	920,868
	Fundamenta Real Estate AG	2,571	47,925
Ω	Galenica AG.	43,816	3,310,249
*	GAM Holding AG	141,610	66,778
	Geberit AG	3,448	1,605,436

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Georg Fischer AG	70,689	$3,668,148
	Givaudan SA	791	2,632,860
#*	Gurit Holding AG, Class BR	3,668	285,932
	Helvetia Holding AG	29,697	3,992,280
	Hiag Immobilien Holding AG	1,074	92,385
	Holcim AG	114,677	7,085,232
	Huber & Suhner AG	17,292	1,184,164
	Implenia AG	12,126	377,181
*	Ina Invest Holding AG	1,743	33,895
	Inficon Holding AG	1,096	1,186,294
	Interroll Holding AG	430	1,133,639
	Intershop Holding AG	491	325,794
	Investis Holding SA	1,379	142,922
	Julius Baer Group Ltd.	127,245	7,540,754
	Jungfraubahn Holding AG	3,728	632,781
	Kardex Holding AG	5,196	1,004,576
	Komax Holding AG	3,885	771,277
*	Kudelski SA	29,355	42,918
	Kuehne & Nagel International AG	6,334	1,708,049
	Landis+Gyr Group AG	23,146	1,717,246
	LEM Holding SA	284	575,028
	Liechtensteinische Landesbank AG	15,182	1,051,694
#	Logitech International SA	53,779	4,230,447
	Lonza Group AG	2,702	946,251
	Luzerner Kantonalbank AG	18,709	1,470,892
Ω	Medacta Group SA	3,246	372,731
Ω	Medmix AG	21,282	442,381
	Meier Tobler Group AG	5,366	184,693
	Metall Zug AG, Class B	179	256,541
#	Mikron Holding AG	4,766	72,734
	Mobilezone Holding AG	27,329	415,414
	Mobimo Holding AG	9,533	2,633,135
#*	Molecular Partners AG	4,682	16,941
	Nestle SA	110,413	11,906,797
	Novartis AG, Sponsored ADR	111,168	10,403,101
	Novartis AG	23,271	2,178,621
	Novavest Real Estate AG	352	14,245
	OC Oerlikon Corp. AG	129,503	515,903
*	Orascom Development Holding AG	10,410	56,970
	Orell Fuessli AG	184	14,165
	Orior AG	6,068	495,691
	Partners Group Holding AG	2,214	2,344,324
*	Phoenix Mecano AG	583	236,086
	Plazza AG, Class A	723	240,180
*Ω	PolyPeptide Group AG	12,805	240,442
	PSP Swiss Property AG	7,620	937,559
	Rieter Holding AG	1,834	155,761
	Romande Energie Holding SA	2,225	138,607
*	Sandoz Group AG	4,654	121,005
#	Sandoz Group AG, ADR	22,234	574,072
	Schaffner Holding AG	381	207,440
	Schindler Holding AG	2,290	446,415
	Schweiter Technologies AG	831	464,924
*Ω	Sensirion Holding AG	6,410	479,984
	SFS Group AG	18,326	1,833,387
	SGS SA	12,625	1,031,092
	Siegfried Holding AG	3,728	2,956,373
	SIG Group AG	183,477	4,045,060
	Sika AG	1,591	380,741

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	SKAN Group AG	1,523	$114,940
	Softwareone Holding AG	39,550	779,248
	Sonova Holding AG	4,869	1,154,018
	St Galler Kantonalbank AG	2,827	1,534,757
#	Stadler Rail AG	23,474	794,224
	Straumann Holding AG	6,174	729,668
	Sulzer AG	19,275	1,590,790
	Swatch Group AG	9,274	2,373,921
	Swatch Group AG	16,407	794,604
	Swiss Life Holding AG	9,631	6,185,804
	Swiss Prime Site AG	56,955	5,293,848
	Swiss Re AG	66,165	7,229,372
*	Swiss Steel Holding AG	513,876	56,491
	Swisscom AG	14,984	8,978,245
	Swissquote Group Holding SA	10,916	2,096,676
	Temenos AG	22,726	1,637,307
	Thurgauer Kantonalbank	690	92,931
	TX Group AG	1,937	180,066
	u-blox Holding AG	4,783	452,428
#*	UBS Group AG	350,130	8,221,159
	Valiant Holding AG	14,104	1,537,780
#	Varia U.S. Properties AG	756	33,262
Ω	VAT Group AG	5,791	2,053,601
	Vaudoise Assurances Holding SA	1,091	508,355
	Vetropack Holding AG	10,541	413,258
	Von Roll Holding AG	8,846	8,363
	Vontobel Holding AG	39,476	2,309,269
	VP Bank AG, Class A	2,571	232,945
	VZ Holding AG	9,592	943,433
*	V-ZUG Holding AG	1,900	122,479
	Walliser Kantonalbank	1,595	191,325
	Warteck Invest AG	44	94,264
	Ypsomed Holding AG	2,211	609,353
	Zehnder Group AG	10,509	544,646
	Zug Estates Holding AG, Class B	246	407,289
	Zuger Kantonalbank AG	92	795,048
	Zurich Insurance Group AG	14,535	6,904,016

TOTAL SWITZERLAND			235,737,072

UNITED KINGDOM — (11.7%)
	3i Group PLC.	228,043	5,376,701
	4imprint Group PLC	13,580	831,114
*	888 Holdings PLC	36,144	36,003
*	Abcam PLC, Sponsored ADR	8,913	204,286
	abrdn PLC	962,314	1,837,150
*	accesso Technology Group PLC	19,087	128,769
	Accrol Group Holdings PLC	68,733	25,511
	Admiral Group PLC	26,267	780,464
	Advanced Medical Solutions Group PLC	42,667	100,455
	AG Barr PLC	56,249	336,157
Ω	Airtel Africa PLC	503,699	693,864
	AJ Bell PLC	112,967	347,885
Ω	Alfa Financial Software Holdings PLC	37,111	67,685
#	Alliance Pharma PLC	303,543	148,163
	Anglo American PLC	67,032	1,707,947
	Anglo-Eastern Plantations PLC	16,732	142,875
	Antofagasta PLC	36,124	590,682
*	AO World PLC	64,783	65,888
	Argentex Group PLC	35,836	34,194

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Ascential PLC	236,861	$754,615
	Ashmore Group PLC	201,974	416,704
	Ashtead Group PLC	42,023	2,410,121
	Ashtead Technology Holdings PLC	6,425	37,556
#*	ASOS PLC	13,541	65,416
	Associated British Foods PLC	34,468	850,258
	AstraZeneca PLC, Sponsored ADR	56,525	3,574,076
	Atalaya Mining PLC	21,499	78,337
*	Auction Technology Group PLC	31,629	215,700
Ω	Auto Trader Group PLC	142,369	1,076,914
	Aviva PLC	464,776	2,251,174
	Avon Rubber PLC	10,708	111,212
	B&M European Value Retail SA	278,741	1,794,462
*	Babcock International Group PLC	334,579	1,591,936
	BAE Systems PLC	104,517	1,405,373
Ω	Bakkavor Group PLC	145,601	156,074
	Balfour Beatty PLC	330,754	1,246,570
	Bank of Georgia Group PLC	39,753	1,609,488
	Barclays PLC, Sponsored ADR	729,277	4,689,251
	Barclays PLC	643,444	1,032,757
	Barratt Developments PLC	578,050	2,915,219
	Beazley PLC	266,143	1,667,216
	Begbies Traynor Group PLC	49,826	70,590
	Bellway PLC	106,203	2,702,729
	Berkeley Group Holdings PLC	32,278	1,586,678
	Big Technologies PLC	5,099	11,182
	Bloomsbury Publishing PLC	70,695	342,371
	Bodycote PLC	148,548	1,038,990
#*	boohoo Group PLC	427,152	163,446
	BP PLC	1,487,940	9,085,381
	Braemar PLC	15,684	44,417
	Breedon Group PLC	112,901	429,964
Ω	Bridgepoint Group PLC	78,295	173,206
#	British American Tobacco PLC, Sponsored ADR	26,809	800,517
	British American Tobacco PLC	132,090	3,945,846
	Britvic PLC	164,541	1,678,414
	Brooks Macdonald Group PLC	5,338	115,964
	BT Group PLC	3,557,053	4,885,350
	Bunzl PLC	21,838	779,096
	Burberry Group PLC	42,007	865,766
	Burford Capital Ltd.	94,134	1,163,880
	Bytes Technology Group PLC	106,235	635,894
	C&C Group PLC	306,302	518,991
*	Capita PLC	685,708	139,859
	Capital Ltd.	88,886	84,857
	Capricorn Energy PLC	151,936	288,473
*	Card Factory PLC	237,474	280,295
*	Carnival PLC	7,866	80,731
	Carr’s Group PLC	10,633	16,838
	Castings PLC	10,259	46,189
	Centamin PLC	1,834,550	1,838,720
	Central Asia Metals PLC	155,305	308,509
	Centrica PLC	3,085,043	5,905,686
	Chemring Group PLC	168,197	572,769
	Chesnara PLC	205,280	631,263
	Clarkson PLC	22,442	722,102
	Close Brothers Group PLC	139,779	1,356,978
Ω	CMC Markets PLC	94,133	107,977
	Coats Group PLC	987,609	811,525

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Coca-Cola HBC AG	21,940	$569,599
	Compass Group PLC	23,695	597,383
	Computacenter PLC	40,306	1,260,665
Ω	ConvaTec Group PLC	278,013	690,857
	Costain Group PLC	152,461	94,157
	Cranswick PLC	30,649	1,303,129
	Crest Nicholson Holdings PLC	392,686	764,313
	Croda International PLC	10,768	573,866
	Currys PLC	1,709,830	931,211
	CVS Group PLC	25,006	446,460
*	Darktrace PLC	23,030	98,275
	DCC PLC	33,370	1,853,837
	Dechra Pharmaceuticals PLC	1,073	49,732
#*Ω	Deliveroo PLC	244,558	386,942
	DFS Furniture PLC	163,137	204,112
#	Diageo PLC, Sponsored ADR	2,322	356,427
#*	Dialight PLC	11,223	21,918
	Diploma PLC	22,961	796,076
*	Direct Line Insurance Group PLC	1,116,037	2,057,699
	DiscoverIE Group PLC	57,635	433,140
	Diversified Energy Co. PLC	814,222	662,382
	Domino’s Pizza Group PLC	123,555	515,546
	dotdigital group PLC	73,697	64,596
	Dowlais Group PLC	785,305	956,096
	Dr Martens PLC	256,863	364,182
	Drax Group PLC	311,594	1,600,899
	DS Smith PLC	1,251,774	4,341,738
	Dunelm Group PLC	58,420	692,857
*	easyJet PLC	83,048	370,475
	Ecora Resources PLC	174,859	182,603
	EKF Diagnostics Holdings PLC	91,324	29,721
*	Elementis PLC	545,124	784,762
	Energean PLC	48,858	505,919
*	EnQuest PLC	1,675,416	329,405
	Entain PLC	53,462	606,916
	Epwin Group PLC	20,594	15,784
*	Ergomed PLC	4,603	74,978
	Essentra PLC	380,578	687,680
*††	Evraz PLC	67,028	0
	Experian PLC	52,061	1,579,468
	FDM Group Holdings PLC	46,095	244,548
*	Ferrexpo PLC	59,237	54,445
	Firstgroup PLC	685,908	1,319,962
	Foresight Group Holdings Ltd.	2,098	9,389
Ω	Forterra PLC	129,130	211,693
	Foxtons Group PLC	253,365	115,742
*	Frasers Group PLC	104,381	1,020,113
	Fresnillo PLC	26,989	181,652
*	Frontier Developments PLC	8,762	25,688
	Fuller Smith & Turner PLC, Class A	35,192	241,174
*	Fund Technologies PLC	8,922	93,341
*Ω	Funding Circle Holdings PLC	36,033	14,921
	Future PLC	30,742	331,937
	Galliford Try Holdings PLC	141,591	372,632
	Games Workshop Group PLC	14,940	1,796,272
*	Gaming Realms PLC	1,614	648
	Gamma Communications PLC	39,012	497,064
	GB Group PLC	62,216	180,800
*	Gem Diamonds Ltd.	27,930	3,724

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Genel Energy PLC	120,215	$119,562
	Genuit Group PLC	180,628	582,782
*	Georgia Capital PLC	35,042	392,846
	Glencore PLC	873,439	4,626,454
*Ω	Global Ports Holding PLC	2,501	6,781
	Gooch & Housego PLC	12,405	75,508
	Goodwin PLC	286	17,770
	Grafton Group PLC	182,809	1,720,844
	Grainger PLC	592,912	1,641,018
*	Greencore Group PLC	378,907	415,100
	Greggs PLC	68,837	1,985,509
*	Griffin Mining Ltd.	37,665	40,530
	GSK PLC	104,585	1,864,419
	GSK PLC, Sponsored ADR	24,869	887,838
	Gulf Keystone Petroleum Ltd.	169,948	250,403
*Ω	Gym Group PLC	85,195	104,639
	H&T Group PLC	19,362	115,030
	Haleon PLC	16,968	68,009
#	Haleon PLC, ADR	77,488	626,878
	Halfords Group PLC	242,572	592,805
	Halma PLC	17,896	402,451
	Harbour Energy PLC	95,414	294,908
	Hargreaves Lansdown PLC	163,382	1,407,119
	Hargreaves Services PLC	11,689	60,695
	Harworth Group PLC	92,880	111,822
	Hays PLC	720,134	843,889
	Headlam Group PLC	57,641	126,909
	Helical PLC	131,806	307,867
*	Helios Towers PLC	206,248	152,128
	Henry Boot PLC	89,997	189,149
	Hikma Pharmaceuticals PLC	72,409	1,677,682
	Hill & Smith PLC	66,958	1,342,245
	Hilton Food Group PLC	37,061	294,695
	Hiscox Ltd.	171,383	1,956,908
*	Hochschild Mining PLC	295,190	336,283
	Hollywood Bowl Group PLC	144,520	439,162
*Ω	Hostelworld Group PLC	38,772	50,833
	Howden Joinery Group PLC	291,182	2,261,349
	HSBC Holdings PLC	160,618	1,159,729
#	HSBC Holdings PLC, Sponsored ADR	320,826	11,655,609
	Hunting PLC	150,370	529,391
Ω	Ibstock PLC	237,487	353,585
	IDOX PLC	95,089	71,621
	IG Group Holdings PLC	227,840	1,769,997
	IMI PLC	116,217	2,075,526
	Impax Asset Management Group PLC	37,663	176,728
	Imperial Brands PLC	127,262	2,711,210
	Inchcape PLC	342,938	2,780,360
*	Indivior PLC	95,842	1,837,557
	Informa PLC	79,221	686,408
	IntegraFin Holdings PLC	170,318	453,345
#	InterContinental Hotels Group PLC, ADR	4,801	346,277
	InterContinental Hotels Group PLC	7,891	559,139
	Intermediate Capital Group PLC	106,283	1,692,129
*	International Distributions Services PLC	660,876	2,031,353
	International Personal Finance PLC	206,178	328,150
	Intertek Group PLC	21,290	991,552
	Investec PLC	343,112	1,910,421
	iomart Group PLC	63,484	115,795

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	IP Group PLC	878,944	$469,198
#*	IQE PLC	537,971	89,299
	ITV PLC	2,363,547	1,840,338
*	IWG PLC	316,187	507,328
*	J D Wetherspoon PLC	42,244	324,693
	J Sainsbury PLC	1,121,075	3,507,638
*	James Fisher & Sons PLC	40,986	148,262
	James Halstead PLC	86,598	201,877
	JD Sports Fashion PLC	540,948	841,085
	JET2 PLC	32,832	401,232
*	John Wood Group PLC	648,075	1,122,321
	Johnson Matthey PLC	98,622	1,792,868
	Johnson Service Group PLC	276,930	431,352
	Jupiter Fund Management PLC	300,245	286,815
*Ω	Just Eat Takeaway.com NV	29,384	357,535
	Just Group PLC	972,123	894,278
	Kainos Group PLC	43,100	588,571
	Keller Group PLC	111,340	1,052,081
*	Kier Group PLC	402,862	493,886
*	Kin & Carta PLC	109,862	143,551
	Kingfisher PLC	1,082,137	2,763,254
	Knights Group Holdings PLC	21,763	22,928
	Lancashire Holdings Ltd.	204,562	1,412,477
	Legal & General Group PLC	494,866	1,275,023
*	Liberty Global PLC, Class A	10,594	164,843
#*	Liberty Global PLC, Class C	31,782	539,023
	Liontrust Asset Management PLC	39,029	266,201
	Lloyds Banking Group PLC	4,744,601	2,309,191
	Lloyds Banking Group PLC, ADR	328,830	628,065
	Lok’nStore Group PLC	6,359	53,190
	London Investment Group PLC	13,255	51,740
	London Stock Exchange Group PLC	11,595	1,169,896
	LSL Property Services PLC	48,154	138,246
Ω	Luceco PLC	28,120	38,309
	M&G PLC	1,131,708	2,732,886
	Macfarlane Group PLC	112,976	138,320
	Man Group PLC	1,062,578	2,840,947
*	Marks & Spencer Group PLC	1,284,526	3,391,897
	Marshalls PLC	109,256	274,812
#*	Marston’s PLC	573,588	202,759
	Me Group International PLC	267,503	456,448
	Mears Group PLC	167,647	524,732
	Melrose Industries PLC	684,544	3,897,638
#*	Metro Bank Holdings PLC	101,058	52,779
	Midwich Group PLC	1,697	7,984
*	Mitchells & Butlers PLC	337,306	851,390
	Mitie Group PLC	843,291	1,012,160
	MJ Gleeson PLC	40,317	197,540
	Mobico Group PLC	385,828	293,932
	Mondi PLC	82,879	1,340,609
	Moneysupermarket.com Group PLC	290,429	916,502
	Morgan Advanced Materials PLC	215,716	591,033
	Morgan Sindall Group PLC	37,370	855,843
*	Motorpoint group PLC	25,365	24,414
	MP Evans Group PLC	11,690	105,592
	NatWest Group PLC	1,179,854	2,567,145
#	NatWest Group PLC, Sponsored ADR	4,319	18,960
	NCC Group PLC	169,006	219,334
*Ω	Network International Holdings PLC	5,996	28,374

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Next 15 Group PLC	44,684	$343,297
	Next PLC	12,595	1,055,995
	Ninety One PLC	211,047	406,012
	Norcros PLC	59,806	103,583
*	Ocado Group PLC	43,379	246,181
*Ω	On the Beach Group PLC	53,894	62,365
	OSB Group PLC	273,493	998,535
	Oxford Instruments PLC	26,479	580,913
	Pagegroup PLC	220,038	1,008,364
	Pan African Resources PLC	1,311,318	258,097
#*	Pantheon Resources PLC	319,673	107,027
	Paragon Banking Group PLC	264,262	1,425,437
	PayPoint PLC	34,149	221,500
	Pearson PLC	8,619	99,771
#	Pearson PLC, Sponsored ADR	83,518	963,798
*	Pendragon PLC	985,067	385,431
	Pennon Group PLC	48,637	430,151
	Persimmon PLC	252,965	3,132,718
*	Petra Diamonds Ltd.	99,085	53,937
*	Petrofac Ltd.	83,519	47,771
	Pets at Home Group PLC	385,996	1,319,709
	Pharos Energy PLC	260,832	71,463
	Phoenix Group Holdings PLC	346,625	1,914,718
*	Phoenix Spree Deutschland Ltd.	7,891	14,980
*	Playtech PLC	191,755	915,693
	Plus500 Ltd.	70,396	1,207,614
	Polar Capital Holdings PLC	54,404	276,132
	Porvair PLC	10,071	66,150
	PPHE Hotel Group Ltd.	11,759	146,649
	Premier Foods PLC	912,815	1,299,100
	Prudential PLC, ADR	20,147	422,281
	Prudential PLC	25,712	268,854
*	PureTech Health PLC	72,931	135,114
*	PureTech Health PLC, ADR	308	5,544
	PZ Cussons PLC	121,800	198,327
	QinetiQ Group PLC	357,160	1,439,836
Ω	Quilter PLC	1,166,101	1,134,744
*	Rank Group PLC	144,673	118,509
	Rathbones Group PLC	32,452	591,987
*††	Raven Property Group Ltd.	76,713	0
	Reach PLC	545,083	506,581
	Reckitt Benckiser Group PLC	23,499	1,572,246
	Record PLC	68,105	54,979
	Redde Northgate PLC	214,454	877,213
	Redrow PLC	245,540	1,455,070
	RELX PLC, Sponsored ADR	35,523	1,237,977
	RELX PLC	1,141	39,810
	Renew Holdings PLC	43,749	380,302
*	Renewi PLC	78,121	558,079
	Renishaw PLC	10,298	386,915
*	Renold PLC	12,120	4,124
	Rentokil Initial PLC	224,538	1,143,457
*	Restaurant Group PLC	584,875	483,289
	RHI Magnesita NV	32,265	1,004,776
	Ricardo PLC	47,273	252,798
	Rightmove PLC	134,417	775,133
	Rio Tinto PLC	7,021	447,943
#	Rio Tinto PLC, Sponsored ADR	73,351	4,719,403
	Robert Walters PLC	41,421	190,232

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Rockhopper Exploration PLC	127,913	$19,914
*	Rolls-Royce Holdings PLC	121	319
	Rotork PLC	331,336	1,184,831
	RS Group PLC	85,017	701,596
	RWS Holdings PLC	71,092	179,816
	S&U PLC	911	23,583
*	S4 Capital PLC	102,501	79,202
Ω	Sabre Insurance Group PLC	122,675	219,178
*	Saga PLC	93,780	125,729
	Sage Group PLC	70,743	835,744
*††	Savannah Energy PLC	548,390	174,967
	Savills PLC	115,844	1,109,767
	Schroders PLC	180,895	814,582
	ScS Group PLC	11,597	38,345
	Secure Trust Bank PLC	13,499	100,279
	Senior PLC	391,191	742,759
	Serco Group PLC	812,170	1,411,083
	Serica Energy PLC	114,971	325,656
	Severfield PLC	279,155	209,578
	Severn Trent PLC	22,432	724,735
	Shell PLC	74,667	2,406,280
#	Shell PLC, ADR	408,572	26,614,380
*	SIG PLC	517,524	171,676
*	Sigmaroc PLC	197,284	116,649
	Sirius Real Estate Ltd.	396,543	385,301
	Smart Metering Systems PLC	56,635	440,834
	Smith & Nephew PLC, Sponsored ADR	3,930	87,403
	Smith & Nephew PLC	40,935	458,108
	Smiths Group PLC	69,861	1,370,367
	Softcat PLC	59,464	916,048
*	SolGold PLC	336,778	39,127
	Spectris PLC	24,057	909,040
	Speedy Hire PLC	426,206	156,592
	Spirax-Sarco Engineering PLC	6,299	628,726
Ω	Spire Healthcare Group PLC	341,050	885,193
	Spirent Communications PLC	234,685	278,055
	SSE PLC	53,075	1,054,789
*	SSP Group PLC	330,404	723,117
	St. James’s Place PLC	37,073	289,013
	Standard Chartered PLC	631,178	4,839,450
	SThree PLC	84,180	359,373
	Strix Group PLC	10,709	7,561
*††	Studio Retail Group PLC	41,980	0
*	Synthomer PLC	79,786	184,328
	Tate & Lyle PLC	128,316	984,596
	Tatton Asset Management PLC	1,745	9,771
	Taylor Wimpey PLC	2,797,547	3,778,486
	TBC Bank Group PLC	37,375	1,221,452
	TClarke PLC	5,747	8,450
	Team Internet Group PLC	38,342	57,667
	Telecom Plus PLC	49,237	923,007
	Tesco PLC	856,362	2,810,201
*	THG PLC	466,287	398,074
Ω	TI Fluid Systems PLC	199,444	299,961
	Topps Tiles PLC	105,193	60,518
	TP ICAP Group PLC	541,849	1,037,505
	Travis Perkins PLC	294,085	2,649,746
#*	Tremor International Ltd.	9,296	15,620
#*	Tremor International Ltd., ADR	13,160	44,086

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Trifast PLC	54,646	$44,521
	TT Electronics PLC	165,333	317,538
#*	Tullow Oil PLC	695,004	281,150
	Tyman PLC	147,178	435,038
#	Unilever PLC, Sponsored ADR	48,095	2,277,298
	United Utilities Group PLC	33,126	428,437
	UP Global Sourcing Trustees Ltd.	14,356	20,964
	Vanquis Banking Group PLC	140,961	198,155
	Vertu Motors PLC	300,751	278,223
	Vesuvius PLC	250,519	1,229,272
#*	Victoria PLC	5,516	21,592
	Victrex PLC	25,792	432,114
	Videndum PLC	25,958	97,756
	Virgin Money U.K. PLC	969,562	1,761,474
	Vistry Group PLC	269,359	2,321,690
	Vodafone Group PLC	6,192,920	5,700,816
	Vodafone Group PLC, Sponsored ADR	52,953	489,287
	Volex PLC	38,790	133,380
	Volution Group PLC	82,717	364,892
	Vp PLC	2,603	15,808
*Ω	Watches of Switzerland Group PLC	117,053	714,676
	Watkin Jones PLC	116,686	50,327
	Weir Group PLC	51,445	1,068,542
	WH Smith PLC	63,838	901,667
	Whitbread PLC	58,600	2,376,120
	Wickes Group PLC	178,627	278,735
	Wincanton PLC	81,952	251,937
*	Wise PLC, Class A	12,334	100,248
	WPP PLC	81,356	700,574
*	Xaar PLC	64,800	133,100
	XPS Pensions Group PLC	53,960	139,807
	Young & Co.’s Brewery PLC	2,255	20,817
	Young & Co.’s Brewery PLC, Class A	22,216	280,220
	Zotefoams PLC	2,560	8,901

TOTAL UNITED KINGDOM			364,792,443

UNITED STATES — (0.4%)
	ADTRAN Holdings, Inc.	61,428	406,379
#	CRH PLC	97,737	5,235,771
	Ferguson PLC	13,368	2,008,019
*	Newmont Corp., CDI	94,156	3,608,160
	Noble Corp. PLC	5,395	249,979

TOTAL UNITED STATES			11,508,308

TOTAL COMMON STOCKS			2,973,344,082

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 10.623%	11,102	943,999
	Draegerwerk AG & Co. KGaA, 0.401%	6,823	344,089
	Einhell Germany AG, 2.224%	1,335	187,862
	FUCHS SE, 2.791%	40,107	1,628,948
	Henkel AG & Co. KGaA, 2.718%	11,249	811,448
	Jungheinrich AG, 2.686%	31,156	836,383
	Porsche Automobil Holding SE, 6.071%	33,026	1,478,181
	Sartorius AG, 0.610%	1,860	466,190
	Sixt SE, 11.166%	11,599	668,301
	STO SE & Co. KGaA, 4.105%	2,398	311,944

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Villeroy & Boch AG, 6.857%	7,766	$145,434
Volkswagen AG, 27.853%	27,857	2,954,253

TOTAL GERMANY		10,777,032

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Highfield Resources Ltd. Warrants 06/19/2024	1,593	0

AUSTRIA — (0.0%)
*†† CA Immobilien Anlagen AG Rights	14,098	0
*†† S Immo AG Rights	19,003	0
* Strabag SE Rights	13,090	0

CANADA — (0.0%)
* Constellation Software, Inc. Warrants 03/31/2040	1,092	0
* Pan American Silver Corp. Rights 02/22/2029	90,066	45,123

TOTAL CANADA		45,123

FINLAND — (0.0%)
* Finnair Oyj Rights 11/17/2023	179,457	70,751

ITALY — (0.0%)
#* Webuild SpA Warrants 08/02/2030	10,222	0

NORWAY — (0.0%)
#* Atlantic Sapphire ASA Rights 11/03/2023	1,616	0

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants	926,726	0

SPAIN — (0.0%)
* Vidrala SA Rights 11/08/2023	10,721	39,533

TOTAL RIGHTS/WARRANTS		155,407

TOTAL INVESTMENT SECURITIES
(Cost $2,577,515,830)		2,984,276,521

		Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	10,683,782	123,579,302

TOTAL INVESTMENTS — (100.0%)
(Cost $2,701,095,658)		$3,107,855,823

As of October 31, 2023, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index.	115	12/15/23	$24,536,246	$24,220,437	$(315,809)

Total Futures Contracts			$24,536,246	$24,220,437	$(315,809)

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,266,518	$183,713,315	$41,573	$188,021,406
Austria	70,438	18,178,815	—	18,249,253
Belgium	1,640,655	41,430,372	—	43,071,027
Canada	315,044,005	915,396	—	315,959,401
China	1,035,549	225,725	—	1,261,274
Denmark	—	80,259,874	—	80,259,874
Finland	198,596	46,882,310	—	47,080,906
France	380,347	236,657,500	—	237,037,847
Germany	5,178,654	179,438,123	—	184,616,777
Hong Kong	—	57,010,455	36,762	57,047,217
Ireland	—	18,886,918	—	18,886,918
Israel	1,486,415	19,989,041	—	21,475,456
Italy	2,672,700	86,628,962	—	89,301,662
Japan	10,458,109	720,808,089	—	731,266,198
Netherlands	9,645,366	87,203,529	—	96,848,895
New Zealand	9,480	9,731,522	—	9,741,002
Norway	240,656	30,064,591	—	30,305,247
Portugal	—	11,646,792	—	11,646,792
Singapore	—	31,031,070	98,256	31,129,326
Spain	2,085,956	72,205,394	—	74,291,350
Sweden	43,582	73,764,849	—	73,808,431
Switzerland	21,789,672	213,947,400	—	235,737,072
United Kingdom	61,353,507	303,263,969	174,967	364,792,443
United States	8,843,931	2,664,377	—	11,508,308
Preferred Stocks
Germany	—	10,777,032	—	10,777,032
Rights/Warrants
Canada	—	45,123	—	45,123
Finland	—	70,751	—	70,751
Spain	—	39,533	—	39,533
Securities Lending Collateral	—	123,579,302	—	123,579,302
Futures Contracts**	(315,809)	—	—	(315,809)

TOTAL	$446,128,327	$2,661,060,129	$351,558^	$3,107,540,014

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
	COMMON STOCKS — (94.7%)
	AUSTRALIA — (6.8%)
	ALS Ltd.	175,861	$1,203,567
	Ampol Ltd.	48,772	988,986
	Aristocrat Leisure Ltd.	48,977	1,203,859
	Aurizon Holdings Ltd.	3,322	7,236
#	BHP Group Ltd., Sponsored ADR	439,796	25,094,760
	BHP Group Ltd., Class DI	414,494	11,764,114
	BlueScope Steel Ltd	55,588	666,359
	Brambles Ltd.	684,584	5,713,367
	carsales.com Ltd.	33,439	589,438
	Cochlear Ltd.	1,888	289,382
	Coles Group Ltd.	339,105	3,291,246
	Computershare Ltd.	69,102	1,090,564
	Domino’s Pizza Enterprises Ltd.	10,929	354,198
	Endeavour Group Ltd.	347,453	1,091,504
	Fortescue Metals Group Ltd.	430,147	6,119,191
	IDP Education Ltd.	20,461	282,697
*	James Hardie Industries PLC, CDI	150,492	3,754,687
	JB Hi-Fi Ltd.	45,491	1,307,636
	Lottery Corp. Ltd.	328,285	947,617
	Medibank Pvt Ltd.	791,084	1,726,365
	Mineral Resources Ltd.	57,868	2,132,853
	New Hope Corp. Ltd.	112,114	412,589
#	Pilbara Minerals Ltd.	256,681	602,942
	Pro Medicus Ltd.	17,321	825,050
*	Qantas Airways Ltd.	121,631	381,058
	Ramsay Health Care Ltd.	13,113	406,032
	REA Group Ltd.	17,975	1,650,189
	Rio Tinto Ltd.	99,892	7,461,740
	Sonic Healthcare Ltd.	66,833	1,223,783
	Technology One Ltd.	60,633	562,298
	Telstra Group Ltd.	1,018,886	2,470,674
Ω	Viva Energy Group Ltd.	265,877	478,770
	Wesfarmers Ltd.	227,826	7,330,032
	Whitehaven Coal Ltd.	259,541	1,222,512
	Woodside Energy Group Ltd.	138,315	3,013,091
	Woolworths Group Ltd.	262,473	5,875,397
#	Yancoal Australia Ltd.	53,506	164,302

	TOTAL AUSTRALIA		103,700,085

	AUSTRIA — (0.2%)
	ANDRITZ AG	2,995	137,857
	OMV AG	49,981	2,192,077
	Verbund AG	6,062	526,708

	TOTAL AUSTRIA		2,856,642

	BELGIUM — (0.4%)
	Anheuser-Busch InBev SA	42,007	2,390,117
	KBC Group NV	20,986	1,154,961
	Solvay SA	27,928	2,952,425
	Umicore SA	3,027	72,021

	TOTAL BELGIUM		6,569,524

	CANADA — (10.2%)
	Alimentation Couche-Tard, Inc.	171,094	9,313,781
	ARC Resources Ltd.	303,606	4,884,406

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	B2Gold Corp.	109,762	$351,428
	BCE, Inc.	16,155	599,835
	BRP, Inc.	3,100	209,528
#	Canadian National Railway Co.	111,799	11,828,004
#	Canadian Natural Resources Ltd.	267,321	16,982,903
#	Canadian Tire Corp. Ltd., Class A	22,173	2,138,713
	CCL Industries, Inc., Class B	51,329	2,006,893
#	Cenovus Energy, Inc.	224,732	4,287,887
*	CGI, Inc.	79,622	7,682,943
	Constellation Software, Inc.	4,241	8,501,909
	Dollarama, Inc.	54,095	3,694,102
	Element Fleet Management Corp.	67,661	915,320
	Empire Co. Ltd., Class A	68,713	1,882,887
	FirstService Corp.	10,444	1,477,751
	George Weston Ltd.	30,609	3,320,141
	Gildan Activewear, Inc.	60,328	1,713,918
	Great-West Lifeco, Inc.	39,900	1,105,432
#	Imperial Oil Ltd.	39,306	2,240,049
#	Keyera Corp.	27,222	633,070
	Loblaw Cos. Ltd.	63,048	5,156,592
	Lundin Mining Corp.	189,300	1,182,144
#	Magna International, Inc.	96,650	4,646,381
	Manulife Financial Corp.	72,463	1,261,577
*	MEG Energy Corp.	35,500	701,424
	Metro, Inc.	40,328	2,048,462
	National Bank of Canada	64,561	4,014,025
	Northland Power, Inc.	320	4,497
	Nutrien Ltd.	82,218	4,415,107
	Open Text Corp.	23,063	770,014
	Parkland Corp.	18,156	549,491
	Pembina Pipeline Corp.	53,670	1,651,963
	Quebecor, Inc., Class B	49,134	1,013,682
	RB Global, Inc.	30,532	1,997,728
#	Restaurant Brands International, Inc.	58,537	3,933,133
	Rogers Communications, Inc., Class B	150,805	5,587,669
	Royal Bank of Canada	16,558	1,322,491
	Stantec, Inc.	1,995	122,067
	Suncor Energy, Inc.	312,102	10,112,095
	TC Energy Corp.	49,551	1,707,032
	Teck Resources Ltd., Class B	42,728	1,510,008
	TFI International, Inc.	25,500	2,820,941
	Toromont Industries Ltd.	28,093	2,114,952
	Tourmaline Oil Corp.	101,517	5,368,121
	Waste Connections, Inc.	14,529	1,881,506
	West Fraser Timber Co. Ltd.	28,293	1,909,459
	Whitecap Resources, Inc.	264,085	2,039,553
	WSP Global, Inc.	1,007	131,790

TOTAL CANADA			155,744,804

DENMARK — (4.3%)
	Coloplast AS, Class B	4,869	507,760
	Novo Nordisk AS, Class B	635,624	61,322,593
	Pandora AS	36,743	4,167,409

TOTAL DENMARK			65,997,762

FINLAND — (0.9%)
	Elisa OYJ	44,611	1,892,638
	Kesko OYJ, Class A	56,342	971,222

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Kesko OYJ, Class B	76,913	$1,300,713
	Kone OYJ, Class B	84,524	3,660,173
*	Mandatum OYJ	21,024	81,241
	Metso OYJ	184,415	1,624,775
	Neste OYJ	92,985	3,125,033
	Nordea Bank Abp	52,221	550,224
	Orion OYJ, Class A	1,898	75,342
	Orion OYJ, Class B	11,561	459,960
	Sampo OYJ, Class A	21,024	826,849

TOTAL FINLAND			14,568,170

FRANCE — (10.0%)
	Airbus SE	131,359	17,612,108
	Bouygues SA	20,548	722,858
	Bureau Veritas SA	121,130	2,759,072
	Capgemini SE	6,919	1,222,787
	Carrefour SA	11,460	200,911
	Eiffage SA	39,175	3,555,153
*	Forvia SE	3,633	61,401
	Hermes International SCA	6,104	11,388,996
	Ipsen SA	16,642	1,966,959
	Kering SA	19,489	7,926,206
Ω	La Francaise des Jeux SAEM	8,193	264,281
	L’Oreal SA	2,001	841,081
	LVMH Moet Hennessy Louis Vuitton SE	69,704	49,903,208
	Orange SA	727,420	8,555,944
	Sartorius Stedim Biotech	2,249	421,064
	STMicroelectronics NV	116,439	4,438,665
	STMicroelectronics NV	62,419	2,370,674
	Teleperformance SE	1,603	184,412
	TotalEnergies SE	577,019	38,578,044

TOTAL FRANCE			152,973,824

GERMANY — (5.4%)
	adidas AG	20,359	3,619,989
	Bayer AG	221,721	9,580,245
	Bayerische Motoren Werke AG	47,145	4,384,688
	Brenntag SE	57,188	4,252,591
	Deutsche Boerse AG	15,437	2,540,876
	Deutsche Post AG	219,519	8,570,788
	Deutsche Telekom AG	866,133	18,798,260
	E.ON SE	310,587	3,695,402
	GEA Group AG	24,342	832,507
	Hannover Rueck SE	957	211,318
#Ω	Hapag-Lloyd AG	8,999	1,301,569
	Infineon Technologies AG	213,492	6,236,146
	Knorr-Bremse AG	24,707	1,379,997
	Mercedes-Benz Group AG	155,191	9,130,546
	Nemetschek SE	19,407	1,450,156
	Puma SE	16,268	921,877
	Rational AG	1,286	733,378
	Rheinmetall AG	17,613	5,056,576
	Telefonica Deutschland Holding AG	258,200	438,959

TOTAL GERMANY			83,135,868

HONG KONG — (1.8%)
	AIA Group Ltd	688,800	5,981,403
#Ω	Budweiser Brewing Co. APAC Ltd.	28,200	53,590

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
	HONG KONG — (Continued)
#*	Cathay Pacific Airways Ltd.	102,000	$102,540
#	Chow Tai Fook Jewellery Group Ltd.	996,600	1,407,323
	HKT Trust & HKT Ltd.	2,020,000	2,092,285
	Hong Kong Exchanges & Clearing Ltd.	247,037	8,642,007
	PCCW Ltd.	42,270	20,688
	PRADA SpA	215,800	1,299,991
	SITC International Holdings Co. Ltd.	107,000	164,823
	Techtronic Industries Co. Ltd.	571,500	5,217,524
Ω	WH Group Ltd.	4,329,363	2,585,638
	Xinyi Glass Holdings Ltd.	327,922	376,789

	TOTAL HONG KONG		27,944,601

	IRELAND — (0.3%)
	Kingspan Group PLC	38,555	2,594,707
	Smurfit Kappa Group PLC	81,795	2,666,184

	TOTAL IRELAND		5,260,891

	ISRAEL — (0.4%)
	Bank Leumi Le-Israel BM	262,536	1,690,972
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	670,499
	Delek Group Ltd.	2,421	264,868
	Electra Ltd.	205	64,943
*	Fattal Holdings 1998 Ltd.	1,155	95,552
	First International Bank Of Israel Ltd.	6,412	218,263
	Harel Insurance Investments & Financial Services Ltd.	38,263	245,754
	ICL Group Ltd.	115,400	561,291
	Israel Discount Bank Ltd., Class A	18,014	79,178
	Mizrahi Tefahot Bank Ltd.	32,684	1,011,622
*	Nova Ltd.	6,296	602,885
	Phoenix Holdings Ltd.	38,747	329,000
*	Shufersal Ltd.	10,269	43,352
*	Strauss Group Ltd.	1,340	24,827
*	Tower Semiconductor Ltd.	29,421	680,159

	TOTAL ISRAEL		6,583,165

	ITALY — (2.3%)
	Amplifon SpA	33,249	939,731
	Enel SpA	928,610	5,894,427
	Eni SpA	673,128	11,004,071
	Ferrari NV	19,434	5,863,339
	Moncler SpA	4,412	229,147
	Recordati Industria Chimica e Farmaceutica SpA	29,275	1,354,097
	Stellantis NV	502,557	9,388,942

	TOTAL ITALY		34,673,754

	JAPAN — (20.0%)
	Advantest Corp.	132,000	3,400,138
	Aeon Co. Ltd.	178,400	3,753,468
	AGC, Inc.	49,800	1,694,150
	Air Water, Inc.	89,500	1,128,479
	Ajinomoto Co., Inc.	82,400	3,009,468
	Asahi Intecc Co. Ltd.	10,200	171,387
	Asics Corp.	25,900	820,434
	Astellas Pharma, Inc.	23,200	293,477
	Bandai Namco Holdings, Inc.	140,800	2,917,165
	BayCurrent Consulting, Inc.	51,700	1,298,019
	BIPROGY, Inc.	34,900	870,486

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bridgestone Corp.	86,900	$3,288,748
	Capcom Co. Ltd.	68,900	2,217,844
	Chugai Pharmaceutical Co. Ltd.	154,000	4,567,111
	Cosmo Energy Holdings Co. Ltd.	13,000	475,553
	Cosmos Pharmaceutical Corp.	7,700	801,320
	CyberAgent, Inc.	46,000	241,475
	Daicel Corp.	38,900	330,793
	Daikin Industries Ltd.	27,500	3,964,919
	Daito Trust Construction Co. Ltd.	32,199	3,453,870
	Daiwa House Industry Co. Ltd.	76,800	2,112,434
	Disco Corp.	16,400	2,896,224
	DMG Mori Co. Ltd.	3,500	57,890
	Ebara Corp.	30,700	1,359,505
	ENEOS Holdings, Inc.	224,200	830,754
	Fast Retailing Co. Ltd.	32,300	7,151,104
	Food & Life Cos. Ltd.	31,200	525,869
	Fuji Electric Co. Ltd.	27,900	1,062,282
	Fuji Kyuko Co. Ltd.	1,700	47,985
	Fujikura Ltd.	34,900	250,656
	Fujitsu Ltd.	45,500	5,894,409
	Fuyo General Lease Co. Ltd.	4,600	373,983
	GMO internet group, Inc.	14,880	216,724
	GMO Payment Gateway, Inc.	9,200	367,441
	Goldwin, Inc.	9,400	593,675
	Hitachi Construction Machinery Co. Ltd.	1,000	25,836
	Hitachi Ltd.	251,700	15,954,402
	Horiba Ltd.	500	25,281
	Hoya Corp.	63,600	6,122,682
	Ibiden Co. Ltd.	55,000	2,345,005
	Idemitsu Kosan Co. Ltd.	39,800	903,663
	IHI Corp.	73,200	1,404,867
	Information Services International-Dentsu Ltd.	4,500	152,727
	Inpex Corp.	249,400	3,619,009
	Internet Initiative Japan, Inc.	47,200	762,686
	Isuzu Motors Ltd.	53,100	592,099
#	Ito En Ltd.	16,800	545,923
	Iwatani Corp.	18,300	875,261
	Japan Exchange Group, Inc.	223,100	4,411,757
	Japan Tobacco, Inc.	157,900	3,675,731
	JFE Holdings, Inc.	218,000	3,037,364
	Kao Corp.	11,300	412,268
	Kawasaki Heavy Industries Ltd.	10,200	225,133
	KDDI Corp.	445,500	13,327,010
#	Kobe Bussan Co. Ltd.	50,200	1,242,352
	Komatsu Ltd.	131,400	3,019,097
	Konami Group Corp.	24,500	1,269,151
	Kotobuki Spirits Co. Ltd.	11,600	154,036
	Kuraray Co. Ltd.	42,500	486,250
	Kurita Water Industries Ltd.	15,500	470,943
	Lasertec Corp.	14,300	2,362,076
	Lawson, Inc.	25,400	1,227,491
	M3, Inc.	80,600	1,241,336
	Macnica Holdings, Inc.	12,500	507,868
#	McDonald’s Holdings Co. Japan Ltd.	28,400	1,104,981
	Minebea Mitsumi, Inc.	176,800	2,772,099
	Mitsubishi Chemical Group Corp.	577,900	3,270,108
	Mitsubishi HC Capital, Inc.	364,550	2,403,197
	Mitsubishi Motors Corp.	189,600	619,341
	Mitsui Chemicals, Inc.	76,600	1,930,662

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui High-Tec, Inc.	6,300	$266,002
	MonotaRO Co. Ltd.	91,700	732,865
	Murata Manufacturing Co. Ltd.	255,300	4,373,130
	NET One Systems Co. Ltd.	4,330	66,088
	Nichirei Corp.	35,200	761,870
	Nifco, Inc.	28,300	663,697
	Nintendo Co. Ltd.	220,400	9,105,698
	Nippon Express Holdings, Inc.	40,100	2,060,955
	Nippon Sanso Holdings Corp.	82,800	2,088,091
	Nippon Steel Corp.	197,700	4,264,160
	Nissan Chemical Corp.	53,600	2,186,085
	Niterra Co. Ltd.	39,900	893,074
	Nitori Holdings Co. Ltd.	5,300	573,962
	Nitto Denko Corp.	12,100	782,940
	Nomura Research Institute Ltd.	69,500	1,824,370
	NTT Data Group Corp.	114,500	1,411,774
	Olympus Corp.	238,500	3,185,251
	Ono Pharmaceutical Co. Ltd.	2,100	36,266
	Open House Group Co. Ltd.	40,500	1,334,893
	Oracle Corp.	14,200	1,007,343
	Otsuka Corp.	31,900	1,279,018
	Pan Pacific International Holdings Corp.	177,700	3,441,312
*	Park24 Co. Ltd.	18,800	211,797
	Persol Holdings Co. Ltd.	788,000	1,181,539
	Rakus Co. Ltd.	27,000	336,167
	Recruit Holdings Co. Ltd.	267,200	7,661,345
*	Renesas Electronics Corp.	279,500	3,671,405
	Resonac Holdings Corp.	400	6,484
	Sanwa Holdings Corp.	92,100	1,242,636
	SCREEN Holdings Co. Ltd.	19,000	883,350
	SCSK Corp.	78,100	1,333,187
	Seiko Epson Corp.	150,200	2,085,252
	Seven & i Holdings Co. Ltd.	150,600	5,517,788
	SG Holdings Co. Ltd.	140,300	1,988,698
*	SHIFT, Inc.	4,100	743,902
	Shin-Etsu Chemical Co. Ltd.	348,500	10,421,323
	Shinko Electric Industries Co. Ltd.	30,300	972,899
*	Skylark Holdings Co. Ltd.	110,300	1,627,342
	SoftBank Corp.	652,400	7,376,594
	Sony Group Corp.	328,700	27,327,738
	Subaru Corp.	91,800	1,589,085
	SUMCO Corp.	159,800	2,064,959
	Sumitomo Forestry Co. Ltd.	36,800	868,902
	Sundrug Co. Ltd.	24,600	668,923
	Sysmex Corp.	38,600	1,849,048
	Taiyo Yuden Co. Ltd.	29,000	650,134
	TDK Corp.	121,000	4,527,241
	TechnoPro Holdings, Inc.	43,800	867,715
	TIS, Inc.	83,600	1,790,280
#	Toei Animation Co. Ltd.	900	81,042
	Tokyo Century Corp.	20,500	789,838
	Tokyo Electron Ltd.	80,300	10,610,654
	Tokyo Seimitsu Co. Ltd.	5,800	271,123
	Toridoll Holdings Corp.	5,500	133,095
	Toyota Boshoku Corp.	30,900	537,379
	Toyota Tsusho Corp.	28,200	1,501,263
	Trend Micro, Inc.	49,600	1,869,157
	Unicharm Corp.	45,800	1,556,233
	USS Co. Ltd.	88,900	1,553,874

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
* Visional, Inc.	1,400	$68,621
Welcia Holdings Co. Ltd.	34,800	576,838
# Workman Co. Ltd.	8,100	208,683
Yamaha Motor Co. Ltd.	166,500	4,068,735
Yaoko Co. Ltd.	5,100	262,560
Yaskawa Electric Corp.	60,800	1,990,174
Zenkoku Hosho Co. Ltd.	22,900	732,302
Zensho Holdings Co. Ltd.	36,200	1,902,738
ZOZO, Inc.	46,300	880,383

TOTAL JAPAN		306,338,200

NETHERLANDS — (3.7%)
ASML Holding NV	25,123	15,101,949
ASML Holding NV	64,482	38,612,467
Koninklijke KPN NV	413,812	1,390,896
Universal Music Group NV	10,214	250,129
Wolters Kluwer NV	11,220	1,439,593

TOTAL NETHERLANDS		56,795,034

NEW ZEALAND — (0.3%)
Air New Zealand Ltd.	298,148	116,361
# Chorus Ltd.	314,405	1,315,089
Fisher & Paykel Healthcare Corp. Ltd.	90,317	1,095,509
# Mainfreight Ltd.	15,626	521,568
Spark New Zealand Ltd.	549,180	1,594,335

TOTAL NEW ZEALAND		4,642,862

NORWAY — (0.7%)
# Aker BP ASA	47,410	1,366,432
Atea ASA	8,076	84,031
# Equinor ASA	260,740	8,740,838
Hafnia Ltd.	23,033	151,361
Stolt-Nielsen Ltd.	4,585	151,004
Storebrand ASA	10,980	91,694
Telenor ASA	70,098	716,569
# Var Energi ASA	12,604	42,582

TOTAL NORWAY		11,344,511

PORTUGAL — (0.2%)
Galp Energia SGPS SA	113,250	1,704,952
Jeronimo Martins SGPS SA	34,407	793,249

TOTAL PORTUGAL		2,498,201

SINGAPORE — (1.1%)
DBS Group Holdings Ltd.	386,358	9,281,600
DFI Retail Group Holdings Ltd.	48,900	104,305
Jardine Cycle & Carriage Ltd.	29,400	605,633
Olam Group Ltd.	413,800	299,854
Sembcorp Industries Ltd.	350,100	1,174,552
Singapore Airlines Ltd.	65,400	292,028
Singapore Exchange Ltd.	295,300	2,044,556
Singapore Technologies Engineering Ltd.	578,800	1,588,955
United Overseas Bank Ltd.	19,600	386,604
Wilmar International Ltd.	325,000	844,930

TOTAL SINGAPORE		16,623,017

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (2.2%)
	Acciona SA	7,364	$928,406
	ACS Actividades de Construccion y Servicios SA	16,242	587,353
Ω	Aena SME SA	13,339	1,935,498
	Amadeus IT Group SA	63,522	3,625,379
	Endesa SA	100,465	1,890,216
	Ferrovial SE	44,192	1,330,004
#	Industria de Diseno Textil SA	196,125	6,769,836
	Repsol SA	533,466	7,811,088
	Telefonica SA	2,154,747	8,323,004

TOTAL SPAIN			33,200,784

SWEDEN — (2.4%)
	AddTech AB, Class B	79,454	1,168,001
	Atlas Copco AB, Class A	569,233	7,371,008
	Atlas Copco AB, Class B	327,663	3,680,718
#	Avanza Bank Holding AB	40,384	682,687
	Axfood AB	37,200	822,511
	Beijer Ref AB	93	884
	Boliden AB	56,686	1,453,040
	Epiroc AB, Class A	133,951	2,206,805
	Epiroc AB, Class B	80,900	1,123,322
#	H & M Hennes & Mauritz AB, Class B	182,043	2,445,687
	Indutrade AB	90,724	1,607,934
	Kindred Group PLC, SDR	24,035	196,771
	Lagercrantz Group AB, Class B	37,204	339,613
	Lifco AB, Class B	25,965	475,106
	Loomis AB	15,836	411,375
*	Millicom International Cellular SA, SDR	52,857	830,494
	Sectra AB, Class B	40,431	437,283
	SSAB AB, Class A	9,631	57,695
	SSAB AB, Class B	30,917	179,366
	Sweco AB, Class B	51,451	474,384
	Tele2 AB, Class B	223,821	1,589,496
#	Telia Co. AB	291,840	618,685
	Volvo AB, Class A	54,973	1,102,170
	Volvo AB, Class B	410,093	8,126,071

TOTAL SWEDEN			37,401,106

SWITZERLAND — (8.0%)
	Accelleron Industries AG	8,256	203,917
	EMS-Chemie Holding AG	559	382,389
	Geberit AG	14,079	6,555,374
	Kuehne & Nagel International AG	24,938	6,724,872
	Nestle SA	354,369	38,214,702
	Partners Group Holding AG	7,501	7,942,536
	Roche Holding AG	7,170	1,953,904
	Roche Holding AG	167,805	43,244,953
	Schindler Holding AG	1,367	266,484
	SGS SA	57,700	4,712,395
	Sika AG	11,136	2,664,949
	Sonova Holding AG	21,782	5,162,623
	Straumann Holding AG	20,303	2,399,491
	Swisscom AG	1,001	599,788
Ω	VAT Group AG	6,795	2,409,639

TOTAL SWITZERLAND			123,438,016

UNITED KINGDOM — (12.7%)
	Admiral Group PLC	94,186	2,798,523

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Airtel Africa PLC	192,965	$265,816
	Ashtead Group PLC	224,550	12,878,489
Ω	Auto Trader Group PLC	383,457	2,900,564
	B&M European Value Retail SA	461,205	2,969,118
	BP PLC, Sponsored ADR	690,754	25,267,781
	BP PLC	165,519	1,010,661
	BT Group PLC	2,677,069	3,676,757
	Burberry Group PLC	192,103	3,959,252
	Centrica PLC	3,492,389	6,685,467
	Compass Group PLC	122,347	3,084,534
#	Diageo PLC, Sponsored ADR	100,847	15,480,014
	Diageo PLC	80,730	3,052,884
*††	Evraz PLC	188,057	0
	Experian PLC	211,338	6,411,739
	Glencore PLC	1,426,588	7,556,385
	GSK PLC	1,144,717	20,406,593
	Howden Joinery Group PLC	331,968	2,578,097
	Imperial Brands PLC	492,449	10,491,213
	Intertek Group PLC	77,727	3,620,026
	JD Sports Fashion PLC	1,214,917	1,888,995
	Legal & General Group PLC	1,149,736	2,962,297
	Man Group PLC	108,423	289,884
	Next PLC	63,730	5,343,275
#	RELX PLC, Sponsored ADR	334,644	11,662,343
	RELX PLC	74,172	2,589,576
	Rentokil Initial PLC	413,990	2,108,239
	Rightmove PLC	343,382	1,980,156
	Rio Tinto PLC	5,309	338,717
#	Rio Tinto PLC, Sponsored ADR	8,371	538,590
	SSE PLC	43	855
	Unilever PLC, Sponsored ADR	520,618	24,651,262
	Unilever PLC	110,930	5,250,213

TOTAL UNITED KINGDOM			194,698,315

UNITED STATES — (0.4%)
	CRH PLC	84,212	4,511,237
	Ferguson PLC	8,699	1,306,654

TOTAL UNITED STATES			5,817,891

TOTAL COMMON STOCKS			1,452,807,027

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 10.623%	7,944	675,475
Ω	Dr Ing hc F Porsche AG, 1.220%	9,979	874,610
#	Sartorius AG, 0.610%	6,967	1,746,207
	Volkswagen AG, 27.853%	20,875	2,213,808

TOTAL GERMANY			5,510,100

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	4,241	0

TOTAL INVESTMENT SECURITIES (Cost $1,300,906,202)			1,458,317,127

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	6,479,594	$74,949,469

TOTAL INVESTMENTS — (100.0%) (Cost $1,375,856,529)		$1,533,266,596

As of October 31, 2023, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	34	12/15/23	$7,264,582	$7,160,825	$(103,757)

Total Futures Contracts			$7,264,582	$7,160,825	$(103,757)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,094,760	$78,605,325	—	$103,700,085
Austria	—	2,856,642	—	2,856,642
Belgium	—	6,569,524	—	6,569,524
Canada	155,744,804	—	—	155,744,804
Denmark	—	65,997,762	—	65,997,762
Finland	81,241	14,486,929	—	14,568,170
France	2,370,674	150,603,150	—	152,973,824
Germany	—	83,135,868	—	83,135,868
Hong Kong	—	27,944,601	—	27,944,601
Ireland	—	5,260,891	—	5,260,891
Israel	351,769	6,231,396	—	6,583,165
Italy	5,502,819	29,170,935	—	34,673,754
Japan	—	306,338,200	—	306,338,200
Netherlands	38,612,467	18,182,567	—	56,795,034
New Zealand	—	4,642,862	—	4,642,862
Norway	—	11,344,511	—	11,344,511
Portugal	—	2,498,201	—	2,498,201
Singapore	—	16,623,017	—	16,623,017
Spain	—	33,200,784	—	33,200,784
Sweden	—	37,401,106	—	37,401,106
Switzerland	—	123,438,016	—	123,438,016
United Kingdom	77,599,990	117,098,325	—	194,698,315
United States	4,511,237	1,306,654	—	5,817,891
Preferred Stocks
Germany	—	5,510,100	—	5,510,100
Securities Lending Collateral	—	74,949,469	—	74,949,469
Futures Contracts**	(103,757)	—	—	(103,757)

TOTAL	$309,766,004	$1,223,396,835	—	$1,533,162,839

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (96.5%)
AUSTRALIA — (4.3%)
	A2B Australia Ltd.	33,712	$32,776
	Accent Group Ltd.	105,492	126,000
#	Adairs Ltd.	91,460	72,502
*	Adbri Ltd.	147,407	185,186
*	Aeris Resources Ltd.	55,138	5,083
	AGL Energy Ltd.	72,383	494,806
*	Ainsworth Game Technology Ltd.	68,629	45,362
*	Alkane Resources Ltd.	109,258	40,771
*	Alliance Aviation Services Ltd.	11,891	22,715
*	Allkem Ltd.	81,834	500,062
	ALS Ltd.	118,226	809,121
	Altium Ltd.	19,621	494,911
*	Alumina Ltd.	575,444	285,959
#*	AMA Group Ltd.	233,082	9,197
	AMP Ltd.	909,119	605,738
	Ampol Ltd.	64,872	1,315,458
	Ansell Ltd.	43,596	589,017
	ANZ Group Holdings Ltd.	178,064	2,807,887
	APA Group	106,625	558,922
#*	Appen Ltd.	24,920	14,335
#*	Arafura Rare Earths Ltd.	209,093	24,720
#	ARB Corp. Ltd.	18,500	345,217
*	Ardent Leisure Group Ltd.	111,234	31,766
	Aristocrat Leisure Ltd.	64,991	1,597,484
#	ARN Media Ltd.	85,589	42,918
	ASX Ltd.	7,826	279,604
	Atlas Arteria Ltd.	183,215	619,381
	AUB Group Ltd.	14,868	255,336
*	Audinate Group Ltd.	1,988	15,858
#*	Aurelia Metals Ltd.	505,007	30,311
	Aurizon Holdings Ltd.	569,740	1,240,958
*	Aussie Broadband Ltd.	14,712	36,652
	Austal Ltd.	104,574	112,920
*	Australian Agricultural Co. Ltd.	61,076	48,283
#	Australian Clinical Labs Ltd.	43,603	74,582
	Australian Ethical Investment Ltd.	11,755	29,093
#	Australian Finance Group Ltd.	60,542	49,596
#*	Australian Strategic Materials Ltd.	22,694	20,374
	Auswide Bank Ltd.	13,570	44,329
#	Baby Bunting Group Ltd.	37,265	40,332
	Bank of Queensland Ltd.	237,530	771,888
	Bapcor Ltd.	173,441	590,367
	Base Resources Ltd.	56,903	4,877
	Beach Energy Ltd.	858,441	845,523
#	Beacon Lighting Group Ltd.	19,794	23,154
#	Bega Cheese Ltd.	93,777	166,159
	Bell Financial Group Ltd.	34,059	21,160
#*	Bellevue Gold Ltd.	143,303	130,323
	Bendigo & Adelaide Bank Ltd.	146,089	809,391
#	BHP Group Ltd., Sponsored ADR	100,755	5,749,080
	BHP Group Ltd., Class DI.	459,448	13,019,409
	BlueScope Steel Ltd.	156,292	1,873,544
*	Boral Ltd.	30,393	87,130
*	Boss Energy Ltd.	35,288	97,245
	Brambles Ltd.	183,950	1,535,201
#	Bravura Solutions Ltd.	90,884	39,896
#	Breville Group Ltd.	22,545	305,550

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Brickworks Ltd.	27,903	$434,896
#*††	BWX Ltd	35,547	1,691
	Capitol Health Ltd.	181,140	22,409
*	Capricorn Metals Ltd.	95,226	283,334
#*	Carnarvon Energy Ltd.	446,549	42,512
	carsales.com Ltd.	16,786	295,891
	Cash Converters International Ltd.	89,181	11,591
#*	Catapult Group International Ltd.	9,894	5,674
	Cedar Woods Properties Ltd.	24,019	67,535
#*	Cettire Ltd.	11,086	18,108
	Challenger Ltd.	174,134	649,286
	Champion Iron Ltd.	135,240	615,140
	Cleanaway Waste Management Ltd.	551,518	785,663
#	Clinuvel Pharmaceuticals Ltd.	10,002	93,593
#	Clover Corp. Ltd.	24,457	13,848
	Cobram Estate Olives Ltd.	17,748	14,262
	Cochlear Ltd.	5,346	819,403
	Codan Ltd.	54,165	268,655
#*	Cogstate Ltd.	19,223	17,945
	Coles Group Ltd.	148,630	1,442,556
	Collins Foods Ltd.	53,890	312,501
*	Comet Ridge Ltd.	122,027	12,226
	Commonwealth Bank of Australia	87,813	5,401,891
	Computershare Ltd.	56,192	886,819
#*	Cooper Energy Ltd.	972,655	59,365
#*	Core Lithium Ltd.	21,769	5,006
	Corporate Travel Management Ltd.	27,215	287,978
	Costa Group Holdings Ltd.	139,627	275,400
	Credit Corp. Group Ltd.	17,125	132,121
	CSL Ltd.	9,922	1,466,393
	CSR Ltd.	273,453	977,100
	Data#3 Ltd.	49,879	215,015
*	De Grey Mining Ltd.	105,619	79,383
*	Deep Yellow Ltd.	44,504	35,650
	Deterra Royalties Ltd.	118,952	355,429
	Dicker Data Ltd.	21,013	141,019
	Domain Holdings Australia Ltd.	58,415	126,623
#	Domino’s Pizza Enterprises Ltd.	15,947	516,827
	Downer EDI Ltd.	261,963	630,035
	Eagers Automotive Ltd.	48,592	399,647
	Elanor Investor Group	19,470	14,765
	Elders Ltd.	53,906	203,414
#	Emeco Holdings Ltd.	132,785	48,462
#*	Emerald Resources NL	87,410	143,170
#*	EML Payments Ltd.	67,807	49,011
	Endeavour Group Ltd.	142,054	446,255
	Enero Group Ltd.	5,876	5,659
	EQT Holdings Ltd.	5,364	85,254
	Estia Health Ltd.	97,068	188,191
	Euroz Hartleys Group Ltd.	18,894	10,148
	Evolution Mining Ltd.	495,660	1,108,601
	EVT Ltd.	37,708	250,030
#*††	Firefinch Ltd.	50,216	1,195
*	FleetPartners Group Ltd.	109,242	172,555
	Fleetwood Ltd.	28,254	29,767
#	Flight Centre Travel Group Ltd.	37,676	447,867
	Fortescue Metals Group Ltd.	184,597	2,626,043
#*	Frontier Digital Ventures Ltd.	12,847	3,226
	G8 Education Ltd.	397,771	240,378

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Genesis Minerals Ltd.	90,068	$82,804
#*	Genex Power Ltd.	40,897	4,150
	Gold Road Resources Ltd.	232,753	276,672
	GR Engineering Services Ltd.	22,717	30,408
	GrainCorp Ltd., Class A	78,158	345,431
	Grange Resources Ltd.	238,429	63,078
	GUD Holdings Ltd.	36,319	246,980
	GWA Group Ltd.	84,830	92,422
	Hansen Technologies Ltd.	40,822	134,803
#	Harvey Norman Holdings Ltd.	196,074	458,317
	Healius Ltd.	336,056	387,284
	Healthia Ltd.	20,262	22,767
	Helia Group Ltd.	140,658	323,477
#	Helloworld Travel Ltd.	3,137	4,698
#*	Highfield Resources Ltd.	19,996	4,318
*	Hillgrove Resources Ltd.	223,631	8,378
*	Hot Chili Ltd.	25,993	17,658
	HUB24 Ltd.	8,374	161,688
#	Humm Group Ltd.	169,011	44,084
	IDP Education Ltd.	32,370	447,236
	IGO Ltd.	102,971	623,527
	Iluka Resources Ltd.	128,649	594,070
	Imdex Ltd.	163,577	171,577
#*	Immutep Ltd., Sponsored ADR	3,965	7,494
#*	Imugene Ltd.	375,226	10,318
	Incitec Pivot Ltd.	573,881	1,001,814
	Infomedia Ltd.	124,521	113,291
	Inghams Group Ltd.	120,623	282,516
	Insignia Financial Ltd.	236,277	310,752
	Insurance Australia Group Ltd.	237,354	856,263
	Integral Diagnostics Ltd.	47,171	79,898
	InvoCare Ltd.	21,644	174,187
#*	ioneer Ltd.	98,102	8,786
	IPD Group Ltd.	7,986	19,003
	IPH Ltd.	59,545	258,765
	IRESS Ltd.	24,623	78,516
	IVE Group Ltd.	58,367	68,671
*	James Hardie Industries PLC, CDI	45,417	1,133,127
*	James Hardie Industries PLC, Sponsored ADR	1,045	25,989
	JB Hi-Fi Ltd.	43,035	1,237,038
	Johns Lyng Group Ltd.	50,595	196,967
	Jumbo Interactive Ltd.	12,500	110,244
	Jupiter Mines Ltd.	269,808	32,549
*	Karoon Energy Ltd.	200,008	322,074
	Kelly Partners Group Holdings Ltd.	2,739	7,127
	Kelsian Group Ltd.	27,959	107,525
#*	Kogan.com Ltd.	8,258	23,045
	Lendlease Corp. Ltd.	187,998	744,564
*	Leo Lithium Ltd.	35,869	11,491
	Lifestyle Communities Ltd.	27,471	273,288
#	Lindsay Australia Ltd.	65,306	40,095
	Link Administration Holdings Ltd.	232,345	176,371
#*	Liontown Resources Ltd.	22,986	23,627
	Lottery Corp. Ltd.	340,266	982,201
	Lovisa Holdings Ltd.	19,645	217,397
	Lycopodium Ltd.	8,558	49,826
*	Lynas Rare Earths Ltd.	194,825	876,398
	MA Financial Group Ltd.	17,294	47,193
	Macmahon Holdings Ltd.	300,111	29,578

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Macquarie Group Ltd.	13,354	$1,372,656
*	Macquarie Technology Group Ltd.	894	35,433
#	Mader Group Ltd.	7,825	31,371
	Magellan Financial Group Ltd.	51,322	212,980
#	Mayne Pharma Group Ltd.	27,037	63,084
	McMillan Shakespeare Ltd.	32,345	344,709
	Medibank Pvt Ltd.	357,450	780,055
#*	Megaport Ltd.	4,866	29,760
#*	Mesoblast Ltd.	65,215	14,929
#*	Metals X Ltd.	194,260	34,615
	Metcash Ltd.	392,516	919,207
	Mineral Resources Ltd.	31,502	1,161,076
*	MMA Offshore Ltd.	76,024	61,183
	Monadelphous Group Ltd.	26,528	237,653
	Monash IVF Group Ltd.	118,659	98,058
*	Mount Gibson Iron Ltd.	146,256	46,114
	Myer Holdings Ltd.	221,472	70,544
	MyState Ltd.	37,127	68,658
*	Nanosonics Ltd.	16,736	39,942
	National Australia Bank Ltd.	214,042	3,834,401
#	Navigator Global Investments Ltd.	51,840	38,785
	Netwealth Group Ltd.	39,004	316,913
	New Hope Corp. Ltd.	201,746	742,443
#	Newcrest Mining Ltd.	15,410	230,786
*	NEXTDC Ltd.	50,041	375,751
	nib holdings Ltd.	143,169	659,811
	Nick Scali Ltd.	21,590	148,089
	Nickel Industries Ltd.	486,603	231,666
	Nine Entertainment Co. Holdings Ltd.	503,879	593,765
	Northern Star Resources Ltd.	148,367	1,086,459
#*	Novonix Ltd.	17,717	7,758
	NRW Holdings Ltd.	233,457	372,901
	Nufarm Ltd.	165,269	456,672
	Objective Corp. Ltd.	4,776	32,205
*	OFX Group Ltd.	72,450	70,960
#	OM Holdings Ltd.	46,008	13,545
#*	Omni Bridgeway Ltd.	56,330	54,404
	oOh!media Ltd.	200,912	166,692
	Orica Ltd.	102,080	953,827
	Origin Energy Ltd.	338,070	1,961,094
	Orora Ltd.	561,555	880,028
#	Pacific Current Group Ltd.	15,421	88,940
#	Pacific Smiles Group Ltd.	7,482	5,609
*	Pact Group Holdings Ltd.	71,659	31,640
*	Paladin Energy Ltd.	285,480	172,032
#*	Panoramic Resources Ltd.	625,074	13,957
	Peet Ltd.	131,518	98,477
#	PeopleIN Ltd.	13,340	12,762
	Pepper Money Ltd.	14,192	11,188
*	Perenti Ltd.	259,805	175,674
	Perpetual Ltd.	35,937	439,352
	Perseus Mining Ltd.	459,094	490,523
*	PEXA Group Ltd.	35,264	244,589
#	Pilbara Minerals Ltd.	317,983	746,941
#	Pinnacle Investment Management Group Ltd.	16,715	82,842
	Platinum Asset Management Ltd.	144,495	103,329
	PointsBet Holdings Ltd.	22,639	10,928
#*	Praemium Ltd.	17,729	6,273
	Premier Investments Ltd.	30,172	437,503

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Pro Medicus Ltd.	13,699	$652,523
	Propel Funeral Partners Ltd.	17,745	50,326
	PSC Insurance Group Ltd.	18,309	51,753
	PWR Holdings Ltd.	20,749	129,295
*	Qantas Airways Ltd.	88,217	276,375
	QBE Insurance Group Ltd.	185,516	1,839,596
	Qube Holdings Ltd.	310,211	526,031
	Ramelius Resources Ltd.	571,918	594,006
	Ramsay Health Care Ltd.	23,894	739,856
	REA Group Ltd.	5,612	515,208
*	ReadyTech Holdings Ltd.	4,593	10,493
*	Red 5 Ltd.	477,166	96,184
	Reece Ltd.	21,676	241,681
#	Regis Healthcare Ltd.	48,428	76,819
*	Regis Resources Ltd.	289,971	313,909
	Reject Shop Ltd.	13,887	45,800
	Reliance Worldwide Corp. Ltd.	168,521	375,627
*	Resolute Mining Ltd.	664,207	150,017
*	Retail Food Group Ltd.	791,185	24,154
	Ridley Corp. Ltd.	99,459	139,751
	Rio Tinto Ltd.	50,406	3,765,231
*	RPMGlobal Holdings Ltd.	22,062	20,152
*	Sandfire Resources Ltd.	277,370	1,052,134
	Santos Ltd.	826,985	4,035,237
	SEEK Ltd.	30,491	402,258
	Select Harvests Ltd.	44,751	110,077
#	Servcorp Ltd.	11,131	21,198
	Service Stream Ltd.	239,973	134,064
	Seven Group Holdings Ltd.	33,336	589,101
*	Seven West Media Ltd.	350,264	59,058
	SG Fleet Group Ltd.	29,150	46,911
	Shaver Shop Group Ltd.	23,611	15,360
#*	Sierra Rutile Holdings Ltd.	95,128	10,302
	Sigma Healthcare Ltd.	332,304	136,312
*	Silver Lake Resources Ltd.	306,707	201,738
	Sims Ltd.	69,596	554,776
	SmartGroup Corp. Ltd.	31,386	171,594
#	Solvar Ltd.	80,147	56,743
	Sonic Healthcare Ltd.	93,793	1,717,449
	South32 Ltd., ADR	6,889	73,781
	South32 Ltd.	1,066,132	2,280,863
#	Southern Cross Media Group Ltd.	113,209	65,079
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	118,081	46,569
#*	St Barbara Ltd.	359,311	39,596
*	Star Entertainment Group Ltd.	934,017	315,527
	Steadfast Group Ltd.	114,263	392,921
*	Strandline Resources Ltd.	48,114	2,900
#*	Strike Energy Ltd.	269,964	67,039
	Suncorp Group Ltd.	140,768	1,198,168
	Super Retail Group Ltd.	81,947	689,527
*	Superloop Ltd.	167,446	64,773
#	Symbio Holdings Ltd.	9,158	15,946
#*	Syrah Resources Ltd.	138,254	58,796
	Tabcorp Holdings Ltd.	802,390	395,923
	Technology One Ltd.	89,126	826,536
	Telstra Group Ltd.	448,348	1,087,189
#*	Temple & Webster Group Ltd.	3,363	12,010
#††	Ten Sixty Four Ltd.	85,990	11,455

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Terracom Ltd.	137,597	$32,429
	TPG Telecom Ltd.	76,335	251,804
	Transurban Group	111,008	835,722
	Treasury Wine Estates Ltd.	108,126	829,936
*	Tuas Ltd.	91,124	120,409
#*	Tyro Payments Ltd.	93,153	51,256
	Ventia Services Group Pty. Ltd.	15,260	26,671
Ω	Viva Energy Group Ltd.	285,723	514,507
*	Webjet Ltd.	45,166	175,514
	Wesfarmers Ltd.	79,620	2,561,662
*	West African Resources Ltd.	262,510	121,972
*	Westgold Resources Ltd.	169,533	221,901
	Westpac Banking Corp.	205,946	2,704,436
	Whitehaven Coal Ltd.	303,969	1,431,781
	WiseTech Global Ltd.	8,765	326,332
#	Woodside Energy Group Ltd., ADR	36,413	792,344
	Woodside Energy Group Ltd.	233,957	5,095,808
	Woolworths Group Ltd.	85,461	1,913,025
	Worley Ltd.	61,926	647,342
*	Xero Ltd.	2,095	143,229
	XRF Scientific Ltd.	14,368	8,990
#	Yancoal Australia Ltd.	108,755	333,957

TOTAL AUSTRALIA			147,561,910

AUSTRIA — (0.3%)
	Addiko Bank AG	2,554	34,279
	Agrana Beteiligungs AG	3,069	48,861
	ANDRITZ AG	21,497	989,487
	AT&S Austria Technologie & Systemtechnik AG	11,653	292,560
Ω	BAWAG Group AG	13,971	622,274
	CA Immobilien Anlagen AG	8,747	295,764
	DO & Co. AG	2,131	248,990
	Erste Group Bank AG	47,727	1,709,069
*	Eurotelesites AG	13,538	45,552
	EVN AG	13,290	361,082
*	FACC AG	1,947	11,884
*	Immofinanz AG	5,551	111,748
*	Immofinanz AG	12,053	0
*	Lenzing AG	2,885	112,334
	Mayr Melnhof Karton AG	2,109	248,121
	Oesterreichische Post AG	11,224	357,799
	OMV AG	43,203	1,894,806
	Palfinger AG	3,950	95,308
	POLYTEC Holding AG	4,035	17,081
	Porr Ag	4,593	55,025
*	Raiffeisen Bank International AG	26,575	385,012
*	Rosenbauer International AG	582	18,783
*	S IMMO AG	1,035	13,929
	Schoeller-Bleckmann Oilfield Equipment AG	2,329	117,692
	Semperit AG Holding	1,666	27,001
	Telekom Austria AG	54,154	378,147
	UBM Development AG	1,357	29,096
	UNIQA Insurance Group AG	21,004	169,594
	Verbund AG	4,552	395,508
	Vienna Insurance Group AG Wiener Versicherung Gruppe	14,976	402,083
	voestalpine AG	44,027	1,099,398
	Wienerberger AG	31,530	763,876

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Zumtobel Group AG	4,990	$30,429

TOTAL AUSTRIA			11,382,572

BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	1,370,963
	Ageas SA	52,339	2,010,489
*	AGFA-Gevaert NV	51,064	82,389
	Anheuser-Busch InBev SA	59,567	3,389,246
#	Anheuser-Busch InBev SA, Sponsored ADR	1,081	61,477
*	Argenx SE, ADR	302	141,810
*	Argenx SE	353	166,045
#	Atenor	896	12,756
	Azelis Group NV	6,080	103,697
	Barco NV	4,748	72,900
	Bekaert SA	16,807	680,522
	bpost SA	33,088	179,418
	Cie d’Entreprises CFE	5,331	37,417
	Colruyt Group NV	21,848	904,190
	Deceuninck NV	28,652	68,578
	Deme Group NV	4,210	389,530
	D’ieteren Group	1,543	229,198
	Econocom Group SA	33,625	82,499
	Elia Group SA	6,675	633,831
*	Euronav NV	69,899	1,250,115
	EVS Broadcast Equipment SA	5,263	148,310
	Fagron	23,827	418,737
*	Galapagos NV	16,802	559,024
	Gimv NV	7,768	300,383
	Greenyard NV	1,785	10,248
#	Immobel SA	2,035	56,578
	Ion Beam Applications	3,413	33,584
	Jensen-Group NV	1,808	59,571
	KBC Group NV	62,898	3,461,582
	Kinepolis Group NV	4,256	209,932
	Lotus Bakeries NV	134	992,719
	Melexis NV	6,483	477,250
#*	Ontex Group NV	23,411	171,297
*	Orange Belgium SA	8,117	116,318
	Proximus SADP	55,697	461,646
	Recticel SA	16,715	150,362
	Shurgard Self Storage Ltd.	4,868	182,183
	Sipef NV	2,254	125,045
	Solvay SA	27,594	2,917,116
	Tessenderlo Group SA	8,182	238,185
	UCB SA	8,838	646,411
	Umicore SA	48,132	1,145,197
	Van de Velde NV	2,029	68,612
	VGP NV	3,570	290,622
	Viohalco SA	4,480	23,041
	What’s Cooking BV	261	18,184

TOTAL BELGIUM			25,149,207

BRAZIL — (1.3%)
*	AES Brasil Energia SA	58,166	116,175
*	Allianca Saude e Participacoes SA	3,604	6,970
	Allied Tecnologia SA	11,400	12,866
	Allos SA	90,536	411,220
	Alper Consultoria e Corretora de Seguros SA	6,100	39,914

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Alupar Investimento SA	41,119	$228,360
	Ambev SA, ADR	76,394	193,277
	Ambev SA	15,203	38,778
*	Anima Holding SA	139,815	72,102
	Arezzo Industria e Comercio SA	6,435	74,526
	Atacadao SA	126,797	225,590
	Auren Energia SA	69,485	184,954
	B3 SA - Brasil Bolsa Balcao	227,041	499,857
	Banco Bradesco SA	68,592	167,203
	Banco BTG Pactual SA	42,160	247,520
	Banco do Brasil SA	88,150	845,352
	Banco Santander Brasil SA	24,555	131,109
	BB Seguridade Participacoes SA	77,255	471,337
	Bemobi Mobile Tech SA	9,714	23,217
*	Blau Farmaceutica SA	2,900	8,743
	Boa Safra Sementes SA	8,821	22,097
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	14,041	68,900
*	BRF SA	342,304	724,428
	Brisanet Participacoes SA	16,100	9,676
*	C&A Modas SA	46,033	47,113
	Caixa Seguridade Participacoes SA	23,666	50,789
	Camil Alimentos SA	54,757	74,830
	CCR SA	186,743	443,731
	Centrais Eletricas Brasileiras SA	94,917	655,905
	Cia Brasileira de Aluminio	28,400	21,405
*	Cia Brasileira de Distribuicao	48,278	34,664
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	30,824	356,860
	Cia de Saneamento de Minas Gerais Copasa MG	50,202	158,719
	Cia de Saneamento do Parana	85,475	368,737
	Cia de Saneamento do Parana	24,100	20,411
	Cia Energetica de Minas Gerais, Sponsored ADR	13,278	30,142
	Cia Energetica de Minas Gerais	46,931	143,350
	Cia Paranaense de Energia	126,263	196,842
#	Cia Paranaense de Energia, Sponsored ADR	4,800	39,168
	Cia Paranaense de Energia, Class B	7,400	60,603
	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	65,142
	Cia Siderurgica Nacional SA	244,382	570,027
	Cielo SA	342,915	239,413
*	Clear Sale SA	8,900	6,655
*	Cogna Educacao SA	783,212	372,829
*	Construtora Tenda SA	30,658	68,957
	Cosan SA	147,396	460,453
	CPFL Energia SA	10,600	70,306
	Cruzeiro do Sul Educacional SA	23,900	17,871
	CSU Digital SA	8,100	25,705
	Cury Construtora e Incorporadora SA	27,700	80,983
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	408,870
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	20,610	56,208
	Dexco SA	122,806	167,095
	Diagnosticos da America SA	18,151	34,885
	Dimed SA Distribuidora da Medicamentos	22,500	47,171
	Direcional Engenharia SA	28,525	98,219
	EcoRodovias Infraestrutura e Logistica SA	60,803	84,660
*	Eletromidia SA	3,400	10,217
*	Embraer SA	232,317	810,523
	Empreendimentos Pague Menos SA	24,793	14,753
	Enauta Participacoes SA	50,328	173,991
	Energisa SA	68,004	628,684
*	Eneva SA	155,221	333,117

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Engie Brasil Energia SA	20,282	$158,096
	Enjoei SA	28,800	7,940
	Equatorial Energia SA	184,303	1,155,149
	Eternit SA	16,800	24,658
	Even Construtora e Incorporadora SA	52,473	66,089
	Ez Tec Empreendimentos e Participacoes SA	45,456	129,559
	Fleury SA	56,258	167,265
	Fras-Le SA	16,258	48,241
	Gerdau SA, Sponsored ADR.	128,138	556,118
Ω	GPS Participacoes e Empreendimentos SA	38,774	123,511
	Grendene SA	66,750	82,085
	Grupo Casas Bahia SA	705,863	63,002
	Grupo De Moda Soma SA	95,558	100,263
*	Grupo Mateus SA	119,753	138,238
	Grupo SBF SA	19,717	27,375
*	Guararapes Confeccoes SA	40,800	38,277
*Ω	Hapvida Participacoes e Investimentos SA	1,282,632	938,744
*	Hidrovias do Brasil SA	106,974	83,810
*††	Hua Han Health Industry Holdings Ltd.	1,174,000	0
	Hypera SA	31,185	187,354
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,500	13,294
*	International Meal Co. Alimentacao SA, Class A	110,406	34,818
	Iochpe Maxion SA	56,274	125,903
	Irani Papel e Embalagem SA	31,869	68,267
*	IRB-Brasil Resseguros SA	26,984	217,778
	Itau Unibanco Holding SA	21,736	97,950
	Jalles Machado SA	33,529	54,931
	JBS SA	164,366	652,998
	JHSF Participacoes SA	130,759	111,262
	JSL SA	23,709	39,548
	Kepler Weber SA	46,800	98,209
	Klabin SA	271,647	1,153,021
	Lavvi Empreendimentos Imobiliarios SA	27,100	36,336
	Localiza Rent a Car SA	21,650	218,448
Ω	Locaweb Servicos de Internet SA	128,935	139,120
	LOG Commercial Properties e Participacoes SA	12,594	51,759
*	Log-in Logistica Intermodal SA	12,494	101,206
*	Lojas Quero-Quero SA	39,600	30,554
	Lojas Renner SA	122,038	296,759
	M Dias Branco SA	9,558	61,783
*	Magazine Luiza SA	191,791	50,594
	Mahle Metal Leve SA	17,168	124,084
	Marcopolo SA	64,000	52,045
*Ω	Meliuz SA	14,930	21,143
	Melnick Even Desenvolvimento Imobiliario SA	25,547	20,775
	Mills Estruturas e Servicos de Engenharia SA	45,673	94,123
	Minerva SA	79,271	119,022
*	Moura Dubeux Engenharia SA	22,700	46,060
	Movida Participacoes SA	45,707	79,325
*	MPM Corporeos SA	90,612	19,410
	MRV Engenharia e Participacoes SA	117,688	192,577
*	Multilaser Industrial SA	38,472	13,506
	Multiplan Empreendimentos Imobiliarios SA	21,190	103,980
*	Natura & Co. Holding SA	216,999	548,765
	Neoenergia SA	20,576	71,501
*	Oceanpact Servicos Maritimos SA	10,300	9,438
	Odontoprev SA	94,993	196,703
*	Omega Energia SA	79,437	119,744
*	Oncoclinicas do Brasil Servicos Medicos SA	4,878	9,172

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Orizon Valorizacao de Residuos SA	7,440	$50,881
	Pet Center Comercio e Participacoes SA	59,500	42,013
#	Petroleo Brasileiro SA, Sponsored ADR	42,200	583,626
#	Petroleo Brasileiro SA, Sponsored ADR	31,500	472,500
	Petroleo Brasileiro SA	683,823	5,132,318
	Petroreconcavo SA	67,695	278,474
	Plano & Plano Desenvolvimento Imobiliario SA	9,000	16,476
	Porto Seguro SA	107,786	538,957
	Portobello SA	21,637	19,999
	Positivo Tecnologia SA	23,500	29,225
*	PRIO SA	119,401	1,129,658
	Qualicorp Consultoria e Corretora de Seguros SA	57,581	32,778
	Raia Drogasil SA	164,180	840,154
Ω	Rede D’Or Sao Luiz SA	21,763	93,324
	Romi SA	25,549	58,124
	Rumo SA	28,790	127,397
	Santos Brasil Participacoes SA	53,578	78,639
*	Sao Carlos Empreendimentos e Participacoes SA	9,300	45,894
	Sao Martinho SA	82,184	577,859
#	Sendas Distribuidora SA, ADR	9,190	99,436
	Sendas Distribuidora SA	162,515	352,638
*Ω	Ser Educacional SA	16,890	20,703
	SIMPAR SA	114,185	156,723
	Sinqia SA	12,443	67,746
	SLC Agricola SA	45,608	332,530
*	StoneCo Ltd., Class A	37	364
	Suzano SA	200,481	2,050,638
#	Suzano SA, Sponsored ADR	1,917	19,593
*	SYN prop e tech SA	10,500	7,810
	Tegma Gestao Logistica SA	10,018	48,622
	Telefonica Brasil SA	28,570	256,361
#	Telefonica Brasil SA, ADR	3,430	30,561
	TIM SA	255,566	768,966
	TOTVS SA	50,973	255,889
	Transmissora Alianca de Energia Eletrica SA	65,432	438,528
	Trisul SA	36,232	33,417
	Tupy SA	38,083	184,231
	Ultrapar Participacoes SA	113,517	460,440
	Unifique Telecomunicacoes SA	32,600	22,049
	Unipar Carbocloro SA	8,527	112,910
	Usinas Siderurgicas de Minas Gerais SA Usiminas	29,569	38,942
	Vale SA	426,531	5,837,385
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,132	78,859
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	77,453	120,287
	Vibra Energia SA	136,009	533,866
	Vittia Fertilizantes E Biologicos SA	9,208	16,711
	Vivara Participacoes SA	12,200	61,705
	Vulcabras Azaleia SA	20,318	72,176
	WEG SA	61,968	405,725
	Wilson Sons SA	60,127	160,641
	Wiz Co.	15,100	15,155
	YDUQS Participacoes SA	61,154	215,056
*	Zamp SA	75,208	94,723

TOTAL BRAZIL.			45,485,541

CANADA — (7.1%)
*	5N Plus, Inc.	22,100	52,591
	Acadian Timber Corp.	4,133	46,255

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	ADENTRA, Inc.	4,445	$81,416
*	Advantage Energy Ltd.	121,029	878,862
#	Aecon Group, Inc.	28,256	207,832
	Africa Oil Corp.	116,232	214,569
	Ag Growth International, Inc.	3,496	122,697
	AGF Management Ltd., Class B	30,300	142,460
#	Agnico Eagle Mines Ltd.	85,427	4,006,730
*	Aimia, Inc.	23,772	55,027
#*	Air Canada	25,143	303,330
#	AirBoss of America Corp.	9,083	24,693
	Alamos Gold, Inc., Class A	104,141	1,289,358
#	Algoma Central Corp.	1,200	12,712
#	Algonquin Power & Utilities Corp.	82,931	417,239
	Alimentation Couche-Tard, Inc.	64,048	3,486,557
#	AltaGas Ltd.	81,960	1,522,473
	Altius Minerals Corp.	8,140	119,216
	Altus Group Ltd.	4,925	167,274
#*	Americas Gold & Silver Corp.	3,200	796
	Amerigo Resources Ltd.	65,100	55,394
	Andlauer Healthcare Group, Inc.	6,429	180,063
	Andrew Peller Ltd., Class A	10,400	27,823
	ARC Resources Ltd.	187,123	3,010,438
#*	Argonaut Gold, Inc.	83,845	30,231
#*	Aritzia, Inc.	29,744	462,649
	Atco Ltd., Class I	13,642	349,719
*	Athabasca Oil Corp.	187,300	556,464
*	ATS Corp.	14,491	487,997
#*	Aurora Cannabis, Inc.	10,234	4,508
*	AutoCanada, Inc.	10,001	172,867
	B2Gold Corp.	587,767	1,881,872
	Badger Infrastructure Solution	12,872	340,933
#*	Ballard Power Systems, Inc.	46,756	155,740
	Bank of Montreal	69,809	5,274,070
	Bank of Nova Scotia	105,057	4,251,867
	Barrick Gold Corp.	113,072	1,809,052
#*	Bausch & Lomb Corp.	8,405	135,657
#*	Bausch Health Cos., Inc.	59,562	405,840
	Baytex Energy Corp.	130,437	564,357
	BCE, Inc.	7,971	295,947
#	Birchcliff Energy Ltd.	109,115	602,719
	Bird Construction, Inc.	14,234	109,421
	Black Diamond Group Ltd.	21,800	98,723
#*	BlackBerry Ltd.	33,849	121,179
	BMTC Group, Inc.	1,900	18,496
*	Bombardier, Inc., Class A	504	16,202
#*	Bombardier, Inc., Class B	17,338	556,240
#*	Bonterra Energy Corp.	12,185	60,277
	Boralex, Inc., Class A	18,062	336,167
#	Boyd Group Services, Inc.	6,929	1,181,340
	Bridgemarq Real Estate Services	1,900	15,414
#	Brookfield Corp., Class A	66,851	1,948,721
	Brookfield Infrastructure Corp., Class A	21,253	547,296
#	BRP, Inc.	7,518	508,139
#*	CAE, Inc.	31,211	651,192
	Calian Group Ltd.	2,300	82,380
#	Cameco Corp.	16,728	684,342
	Canaccord Genuity Group, Inc.	23,651	122,284
#	Canacol Energy Ltd.	9,597	47,474
#*	Canada Goose Holdings, Inc.	10,400	115,343

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Canadian Imperial Bank of Commerce	106,763	$3,765,528
	Canadian National Railway Co.	32,748	3,464,086
#	Canadian Natural Resources Ltd.	126,506	8,036,918
	Canadian Pacific Kansas City Ltd.	14,536	1,031,620
#	Canadian Tire Corp. Ltd., Class A	16,359	1,577,920
#	Canadian Utilities Ltd., Class A	19,639	415,510
	Canadian Utilities Ltd., Class B	900	20,989
	Canadian Western Bank	35,424	701,966
*	Canfor Corp.	24,095	246,380
	Capital Power Corp.	27,586	705,987
*	Capstone Copper Corp.	147,815	503,109
#	Cardinal Energy Ltd.	41,298	220,971
#	Cargojet, Inc.	1,100	62,665
	Cascades, Inc.	47,102	381,775
	CCL Industries, Inc., Class B	34,188	1,336,703
*	Celestica, Inc.	41,046	958,258
#	Cenovus Energy, Inc.	173,289	3,303,418
	Centerra Gold, Inc.	77,268	392,817
	CES Energy Solutions Corp.	88,606	231,938
*	CGI, Inc.	27,149	2,619,309
	Chesswood Group Ltd.	4,500	21,092
	CI Financial Corp.	57,171	518,218
*	Cineplex, Inc.	6,220	37,407
	Cogeco Communications, Inc.	8,612	339,201
	Cogeco, Inc.	3,107	105,617
	Colliers International Group, Inc.	9,010	817,358
	Computer Modelling Group Ltd.	29,984	198,055
	Constellation Software, Inc.	1,541	3,089,234
	Converge Technology Solutions Corp.	13,000	25,873
	Corby Spirit & Wine Ltd.	3,900	37,067
#	Corus Entertainment, Inc., Class B	89,165	41,151
	Crescent Point Energy Corp.	172,258	1,380,942
*	Crew Energy, Inc.	59,289	264,647
#*	Cronos Group, Inc.	74,162	134,182
	Definity Financial Corp.	12,963	358,393
#*	Denison Mines Corp.	90,674	145,157
*	Descartes Systems Group, Inc.	5,943	429,144
	Dexterra Group, Inc.	13,416	53,789
	Dollarama, Inc.	32,500	2,219,398
	Doman Building Materials Group Ltd.	31,012	150,727
*	Dorel Industries, Inc., Class B.	11,212	43,660
	DREAM Unlimited Corp., Class A	13,700	167,255
	Dundee Precious Metals, Inc.	70,644	463,064
	Dye & Durham Ltd.	6,736	39,296
#	ECN Capital Corp.	103,747	143,641
	E-L Financial Corp. Ltd.	400	245,374
*	Eldorado Gold Corp.	74,926	810,421
	Element Fleet Management Corp.	192,249	2,600,751
#	Emera, Inc.	21,500	704,186
	Empire Co. Ltd., Class A	49,325	1,351,614
	Enbridge, Inc.	89,131	2,855,942
	Endeavour Mining PLC	47,870	979,319
#*	Endeavour Silver Corp.	25,877	55,504
	Enerflex Ltd.	36,512	145,337
#*	Energy Fuels, Inc.	27,818	222,464
	Enerplus Corp.	100,929	1,706,714
	Enghouse Systems Ltd.	14,122	331,576
*	Ensign Energy Services, Inc.	47,242	86,529
	EQB, Inc.	10,680	530,015

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Equinox Gold Corp.	92,170	$404,819
#*	ERO Copper Corp.	18,569	252,002
	Evertz Technologies Ltd.	9,000	81,449
	Exchange Income Corp.	7,900	242,967
	Exco Technologies Ltd.	11,598	59,799
#	Extendicare, Inc.	25,174	106,378
	Fairfax Financial Holdings Ltd.	4,457	3,709,040
#	Fiera Capital Corp.	22,400	75,272
	Finning International, Inc.	56,844	1,523,218
	Firm Capital Mortgage Investment Corp.	12,344	84,919
#	First Majestic Silver Corp.	49,261	253,681
	First National Financial Corp.	5,700	142,217
	First Quantum Minerals Ltd.	74,388	862,026
	FirstService Corp.	9,147	1,294,033
*	Fission Uranium Corp.	126,692	84,964
*	Foraco International SA	14,152	18,573
#	Fortis, Inc.	32,820	1,303,271
*	Fortuna Silver Mines, Inc.	83,472	234,149
#	Franco-Nevada Corp.	3,820	464,321
#	Freehold Royalties Ltd.	38,798	399,521
*	Frontera Energy Corp.	5,281	44,784
*	Galiano Gold, Inc.	42,200	21,910
	Gamehost, Inc.	14,487	93,707
*	GDI Integrated Facility Services, Inc.	2,443	65,869
#	Gear Energy Ltd.	22,923	13,555
	George Weston Ltd.	13,024	1,412,706
	GFL Environmental, Inc.	14,828	427,343
	Gibson Energy, Inc.	56,959	865,424
	Gildan Activewear, Inc.	45,363	1,288,760
	goeasy Ltd.	6,000	475,933
*	GoGold Resources, Inc.	26,800	24,737
#	GoldMoney, Inc.	1,120	6,849
*	Gran Tierra Energy, Inc.	17,114	105,391
#	Great-West Lifeco, Inc.	74,398	2,061,202
	Guardian Capital Group Ltd., Class A	8,800	251,673
*	H2O Innovation, Inc.	6,400	19,476
*	Haivision Systems, Inc.	2,628	6,784
	Hammond Power Solutions, Inc.	2,227	113,875
	Headwater Exploration, Inc.	37,946	204,130
*	Heroux-Devtek, Inc.	10,900	120,260
	High Liner Foods, Inc.	9,675	73,744
#	HLS Therapeutics, Inc.	2,000	7,269
	Hudbay Minerals, Inc.	126,785	553,129
#*	Hut 8 Mining Corp.	17,761	38,541
Ω	Hydro One Ltd.	27,371	709,761
*	i-80 Gold Corp.	17,870	24,613
	iA Financial Corp., Inc.	36,578	2,128,342
*	IAMGOLD Corp.	244,187	625,105
	IGM Financial, Inc.	15,598	351,159
	Illumin Holdings, Inc.	7,500	8,113
*	Imperial Metals Corp.	21,384	32,382
#	Imperial Oil Ltd.	43,042	2,452,955
	Information Services Corp.	4,900	72,259
	Innergex Renewable Energy, Inc.	25,029	154,138
	InPlay Oil Corp.	4,700	8,710
	Intact Financial Corp.	18,842	2,647,323
*	Interfor Corp.	29,764	367,234
*	Invesque, Inc.	10,197	3,110
*	Ivanhoe Mines Ltd., Class A	30,741	226,553

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
Ω	Jamieson Wellness, Inc.	8,711	$143,032
*	K92 Mining, Inc.	40,441	145,812
*	Karora Resources, Inc.	4,354	12,967
	K-Bro Linen, Inc.	1,900	43,323
*	Kelt Exploration Ltd.	65,964	374,831
	Keyera Corp.	55,689	1,295,093
*	Kinaxis, Inc.	138	13,476
	Kinross Gold Corp.	445,385	2,325,284
*	Knight Therapeutics, Inc.	32,027	105,082
#	KP Tissue, Inc.	2,889	19,666
#	Labrador Iron Ore Royalty Corp.	20,388	448,411
#*	Largo, Inc.	4,970	11,648
	Lassonde Industries, Inc., Class A	1,112	110,538
#	Laurentian Bank of Canada	32,930	603,153
	Leon’s Furniture Ltd.	10,815	132,190
*	Lightspeed Commerce, Inc.	41,478	516,816
	Linamar Corp.	23,732	1,026,119
	Loblaw Cos. Ltd.	18,809	1,538,357
#	Logan Energy Corp.	19,114	13,783
	Logistec Corp., Class B	400	18,244
*	Lucara Diamond Corp.	157,133	38,526
	Lundin Gold, Inc.	25,717	310,069
	Lundin Mining Corp.	237,601	1,483,775
	Magellan Aerospace Corp.	7,228	38,257
#	Magna International, Inc.	82,980	3,990,331
*	Mainstreet Equity Corp.	1,200	116,647
*	Major Drilling Group International, Inc.	36,771	194,627
	Manulife Financial Corp.	131,840	2,296,122
	Maple Leaf Foods, Inc.	13,486	268,504
	Martinrea International, Inc.	58,998	486,279
*	MDA Ltd.	7,596	62,828
	Medical Facilities Corp.	12,422	82,231
*	MEG Energy Corp.	119,337	2,357,912
	Melcor Developments Ltd.	900	7,282
	Methanex Corp.	23,553	971,696
	Metro, Inc.	25,425	1,291,453
	Morguard Corp.	1,200	87,840
#	MTY Food Group, Inc.	4,960	186,626
#	Mullen Group Ltd.	33,713	319,930
	National Bank of Canada	69,572	4,325,580
	Neo Performance Materials, Inc.	2,000	9,879
*	New Gold, Inc.	258,942	315,567
#	NFI Group, Inc.	9,211	86,082
	North American Construction Group Ltd.	19,257	396,319
	North West Co., Inc.	18,436	470,090
	Northland Power, Inc.	64,396	905,050
	Nutrien Ltd.	74,235	3,986,461
	Nuvei Corp.	6,335	87,993
*	NuVista Energy Ltd.	62,611	607,260
*	Obsidian Energy Ltd.	13,120	111,520
	OceanaGold Corp.	335,424	561,156
	Onex Corp.	22,853	1,280,790
#	Open Text Corp.	19,540	652,636
#	Organigram Holdings, Inc.	5,451	5,771
*	Orla Mining Ltd.	36,386	112,069
	Osisko Gold Royalties Ltd.	35,612	435,279
#*	Osisko Mining, Inc.	74,025	143,593
	Pan American Silver Corp.	97,487	1,424,262
#	Paramount Resources Ltd., Class A	29,332	704,977

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Parex Resources, Inc.	58,296	$1,117,366
	Park Lawn Corp.	8,512	100,112
	Parkland Corp.	54,850	1,660,036
	Pason Systems, Inc.	18,955	181,656
	Pembina Pipeline Corp.	101,146	3,113,072
#*	Perpetua Resources Corp.	5,688	20,534
#	Peyto Exploration & Development Corp.	70,023	737,217
	PHX Energy Services Corp.	16,900	89,695
*	Pieridae Energy Ltd.	11,800	4,510
#	Pine Cliff Energy Ltd.	37,500	41,644
	Pizza Pizza Royalty Corp.	11,300	107,642
	Polaris Renewable Energy, Inc.	7,100	66,815
	Pollard Banknote Ltd.	3,783	75,701
#	PrairieSky Royalty Ltd.	74,675	1,311,221
*	Precision Drilling Corp.	5,509	319,315
	Premium Brands Holdings Corp.	11,328	729,305
	Primo Water Corp.	60,343	787,785
	Propel Holdings, Inc.	1,700	9,991
	Quarterhill, Inc.	54,482	58,931
	Quebecor, Inc., Class B	32,277	665,906
	RB Global, Inc.	7,947	519,913
*	Real Matters, Inc.	10,018	35,326
#	Restaurant Brands International, Inc.	23,529	1,580,765
*	RF Capital Group, Inc.	1,521	5,669
	Richelieu Hardware Ltd.	15,300	457,648
	Rogers Communications, Inc., Class B	49,585	1,837,247
	Rogers Sugar, Inc.	21,678	80,506
	Royal Bank of Canada	139,419	11,136,380
	Russel Metals, Inc.	21,780	542,635
	Saputo, Inc.	34,119	688,900
#	Savaria Corp.	5,600	50,074
*	Seabridge Gold, Inc.	17,688	193,761
	Secure Energy Services, Inc.	93,409	518,658
*	Shawcor Ltd.	24,706	258,685
*	Shopify, Inc., Class A	7,224	340,901
	Sienna Senior Living, Inc.	12,896	93,273
#*	SilverCrest Metals, Inc.	15,000	74,485
Ω	Sleep Country Canada Holdings, Inc.	13,900	219,213
	SNC-Lavalin Group, Inc.	26,330	731,373
*	SNDL, Inc.	5,618	8,090
	Spartan Delta Corp.	9,557	30,737
Ω	Spin Master Corp.	10,205	243,949
	Sprott, Inc.	1,989	57,673
	SSR Mining, Inc.	93,055	1,287,705
	Stantec, Inc.	25,057	1,532,950
	Stelco Holdings, Inc.	9,825	276,878
	Stella-Jones, Inc.	15,785	826,841
*Ω	STEP Energy Services Ltd.	5,700	17,962
	StorageVault Canada, Inc.	38,458	119,250
	Strathcona Resources Ltd.	251	4,925
	Sun Life Financial, Inc.	34,640	1,582,009
	Suncor Energy, Inc.	194,638	6,305,830
*	SunOpta, Inc.	11,062	42,278
	Superior Plus Corp.	56,963	382,834
#	Surge Energy, Inc.	27,588	189,394
	Sylogist Ltd.	6,800	35,502
#	Tamarack Valley Energy Ltd.	126,113	381,045
#*	Taseko Mines Ltd.	90,127	96,187
	TC Energy Corp.	102,671	3,536,839

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Teck Resources Ltd., Class A	700	$24,835
	Teck Resources Ltd., Class B	130,453	4,609,995
	TELUS Corp.	7,002	112,900
	TELUS Corp.	7,440	119,965
*	TELUS International CDA, Inc.	2,027	12,953
	TerraVest Industries, Inc.	600	14,166
	TFI International, Inc.	15,034	1,663,127
#	Thomson Reuters Corp.	4,120	493,906
	Tidewater Midstream & Infrastructure Ltd.	119,343	86,920
	Timbercreek Financial Corp.	29,944	124,591
	TMX Group Ltd.	29,375	611,754
	Topaz Energy Corp.	738	11,282
*	Torex Gold Resources, Inc.	34,127	329,027
	Toromont Industries Ltd.	17,573	1,322,965
	Toronto-Dominion Bank	99,410	5,551,228
	Total Energy Services, Inc.	17,210	102,757
#*	Touchstone Exploration, Inc.	17,050	11,311
	Tourmaline Oil Corp.	76,754	4,058,677
	TransAlta Corp.	100,783	737,658
*	Transat AT, Inc., Class A	5,531	12,005
	Transcontinental, Inc., Class A	29,149	214,611
	Trican Well Service Ltd.	112,926	381,917
	Tricon Residential, Inc.	49,442	327,656
	Triple Flag Precious Metals Corp.	10,160	130,161
*	Trisura Group Ltd.	4,585	100,773
	Vecima Networks, Inc.	3,700	43,704
	Vermilion Energy, Inc.	58,946	850,378
	VersaBank	2,000	14,941
*	Viemed Healthcare, Inc.	8,408	53,054
*	Village Farms International, Inc.	3,103	2,234
	Wajax Corp.	12,844	276,562
#	Waste Connections, Inc.	9,096	1,177,867
#*	Well Health Technologies Corp.	13,860	36,980
*	Wesdome Gold Mines Ltd.	22,421	119,967
#	West Fraser Timber Co. Ltd.	27,678	1,867,567
	Western Forest Products, Inc.	126,559	65,709
	Westshore Terminals Investment Corp.	13,432	226,555
#	Wheaton Precious Metals Corp.	14,399	608,358
#	Whitecap Resources, Inc.	223,836	1,728,703
#*	WildBrain Ltd.	24,691	24,215
	Winpak Ltd.	10,327	281,195
	WSP Global, Inc.	9,351	1,223,806
*	Yangarra Resources Ltd.	39,182	48,880
#	Yellow Pages Ltd.	5,112	42,872

TOTAL CANADA			242,456,057

CAYMAN ISLANDS — (0.0%)
	Chi Kan Holdings Ltd.	28,000	11,988
	Eastech Holding Ltd.	9,000	16,385
	Grand Ocean Advanced Resources Co. Ltd.	160,000	3,337

TOTAL CAYMAN ISLANDS			31,710

CHILE — (0.2%)
	Aguas Andinas SA, Class A	597,185	174,242
	Banco de Chile	1,251,258	128,524
	Banco de Chile, ADR	8,233	168,608
	Banco de Credito e Inversiones SA	8,540	204,286
	Banco Santander Chile, ADR	4,114	71,584

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile	2,665,580	$116,175
	Besalco SA	160,822	69,995
	CAP SA	23,985	131,177
	Cencosud SA	331,862	537,831
	Cencosud Shopping SA	63,915	92,798
	Cia Cervecerias Unidas SA	18,409	104,558
	Cia Sud Americana de Vapores SA	2,659,828	147,700
	Colbun SA	1,402,643	203,584
	Embotelladora Andina SA, ADR, Class B	2,841	34,717
	Empresa Nacional de Telecomunicaciones SA	57,647	194,570
	Empresas CMPC SA	238,688	426,880
	Empresas Copec SA	23,861	157,966
*	Enel Americas SA	908,987	93,454
	Enel Chile SA	2,088,744	123,628
*	Engie Energia Chile SA	105,813	94,038
	Falabella SA	92,180	187,778
	Forus SA	8,525	12,862
	Grupo Security SA	509,725	116,794
	Inversiones Aguas Metropolitanas SA	149,907	107,213
	Inversiones La Construccion SA	13,361	77,667
	Multiexport Foods SA	25,298	5,423
	Parque Arauco SA	122,403	167,334
	PAZ Corp. SA	29,524	15,726
	Plaza SA	50,630	61,432
	Ripley Corp. SA	389,601	65,328
	Salfacorp SA	255,666	102,211
	Sigdo Koppers SA	12,552	16,415
	SMU SA	762,426	132,092
	Sociedad Matriz SAAM SA	1,580,635	169,063
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,477	361,887
	SONDA SA	190,611	75,613
	Vina Concha y Toro SA	104,388	116,588

TOTAL CHILE			5,067,741

CHINA — (7.4%)
*	360 Security Technology, Inc., Class A	23,200	28,506
	361 Degrees International Ltd.	364,000	177,196
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	23,000	65,057
Ω	3SBio, Inc.	530,500	471,955
*	5I5J Holding Group Co. Ltd., Class A	67,400	22,158
*††	A Metaverse Co.	122,000	452
	AAC Technologies Holdings, Inc.	282,000	507,610
	ADAMA Ltd., Class A	18,100	18,362
	Addsino Co. Ltd., Class A	58,900	68,432
	Advanced Technology & Materials Co. Ltd., Class A	24,500	31,759
	AECC Aero-Engine Control Co. Ltd., Class A	21,000	59,614
	AECC Aviation Power Co. Ltd., Class A	10,300	49,805
	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	22,512
#*	Agile Group Holdings Ltd.	518,000	49,638
*	Agora, Inc., ADR	8,389	24,664
	Agricultural Bank of China Ltd., Class H	2,661,000	982,857
	Aier Eye Hospital Group Co. Ltd., Class A	34,527	86,322
*	Air China Ltd., Class H	70,000	47,622
	Aisino Corp., Class A	24,400	37,016
	Ajisen China Holdings Ltd.	255,000	26,956
#Ω	AK Medical Holdings Ltd.	82,000	79,828
*	Alibaba Group Holding Ltd., Sponsored ADR	13,800	1,139,052
*	Alibaba Group Holding Ltd.	1,328,600	13,678,034
#*	Alibaba Health Information Technology Ltd.	186,000	109,569

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Alibaba Pictures Group Ltd.	4,810,000	$307,324
*Ω	A-Living Smart City Services Co. Ltd.	281,000	132,489
#*Ω	Alliance International Education Leasing Holdings Ltd.	90,000	16,316
	Allmed Medical Products Co. Ltd., Class A	9,000	12,519
	Aluminum Corp. of China Ltd., Class H	1,254,000	670,803
	Amoy Diagnostics Co. Ltd., Class A	6,120	18,176
	An Hui Wenergy Co. Ltd., Class A	26,300	22,771
	Angang Steel Co. Ltd., Class H	630,800	138,685
	Angel Yeast Co. Ltd., Class A	16,972	81,148
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	50,184
	Anhui Conch Cement Co. Ltd., Class H	161,000	400,680
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	40,972
	Anhui Expressway Co. Ltd., Class H	114,000	109,756
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	62,879
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	38,305
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	12,740	43,764
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	13,110
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	34,780
	Anhui Jinhe Industrial Co. Ltd., Class A	13,800	41,075
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	66,568
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	18,208
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	14,208
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	34,427
	Anhui Xinhua Media Co. Ltd., Class A	19,800	17,901
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	73,391
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	37,100	65,401
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,692	44,919
	Anjoy Foods Group Co. Ltd., Class A	2,900	51,220
	Anker Innovations Technology Co. Ltd., Class A	4,700	60,200
	ANTA Sports Products Ltd.	169,000	1,911,304
*	Anton Oilfield Services Group	980,000	60,869
*	Aoshikang Technology Co. Ltd., Class A	9,200	39,462
*	Aotecar New Energy Technology Co. Ltd., Class A	74,400	27,176
*	Aowei Holdings Ltd.	114,000	9,688
	Apeloa Pharmaceutical Co. Ltd., Class A	26,100	61,514
	ApicHope Pharmaceutical Co. Ltd., Class A	6,168	24,153
	APT Satellite Holdings Ltd.	134,750	37,742
*Ω	Archosaur Games, Inc.	71,000	18,593
*Ω	Ascletis Pharma, Inc.	139,000	33,218
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	18,800	73,287
	Asia Cement China Holdings Corp.	200,500	62,153
Ω	AsiaInfo Technologies Ltd.	64,400	66,605
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,520	113,911
#*	AustAsia Group Ltd.	57,980	12,133
	Autobio Diagnostics Co. Ltd., Class A	4,400	26,734
	Avary Holding Shenzhen Co. Ltd., Class A	26,900	78,825
	AVIC Industry-Finance Holdings Co. Ltd., Class A	109,100	49,680
	AviChina Industry & Technology Co. Ltd., Class H	779,000	353,056
	Avicopter PLC, Class A	6,300	32,701
	Bafang Electric Suzhou Co. Ltd., Class A	2,800	18,276
Ω	BAIC Motor Corp. Ltd., Class H	710,500	207,352
*	Baidu, Inc., Sponsored ADR	7,530	790,650
*	Baidu, Inc., Class A	53,750	705,673
Ω	BAIOO Family Interactive Ltd.	416,000	13,306
	Bank of Beijing Co. Ltd., Class A	130,000	81,055
	Bank of Changsha Co. Ltd., Class A	60,500	60,773
	Bank of Chengdu Co. Ltd., Class A	68,000	114,924
	Bank of China Ltd., Class H	6,545,000	2,286,398
	Bank of Chongqing Co. Ltd., Class H	235,000	121,360

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Communications Co. Ltd., Class H	1,155,000	$683,189
	Bank of Guiyang Co. Ltd., Class A	89,300	63,598
	Bank of Hangzhou Co. Ltd., Class A	60,000	87,756
	Bank of Jiangsu Co. Ltd., Class A	192,400	181,510
	Bank of Nanjing Co. Ltd., Class A	100,600	107,822
	Bank of Ningbo Co. Ltd., Class A	74,470	254,316
	Bank of Shanghai Co. Ltd., Class A	89,793	74,510
	Bank of Suzhou Co. Ltd., Class A	109,074	93,645
*	Bank of Tianjin Co. Ltd., Class H	42,500	9,438
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	208,966	23,245
	Baoshan Iron & Steel Co. Ltd., Class A	189,600	162,189
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	26,529
	Baowu Magnesium Technology Co. Ltd., Class A	9,400	24,468
*	Baoye Group Co. Ltd., Class H	78,000	39,015
*	Baozun, Inc., Sponsored ADR	10,967	33,120
*	Baozun, Inc., Class A	21,700	21,318
	BBMG Corp., Class H	767,000	75,578
	Bear Electric Appliance Co. Ltd., Class A	5,300	39,493
	Befar Group Co. Ltd., Class A	48,200	29,781
	Beibuwan Port Co. Ltd., Class A	26,100	26,373
*	BeiGene Ltd.	24,200	347,412
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	13,800	24,247
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	28,250
	Beijing Capital Development Co. Ltd., Class A	68,727	34,920
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	63,305
*	Beijing Capital International Airport Co. Ltd., Class H	680,000	250,469
	Beijing Career International Co. Ltd., Class A	6,500	26,759
	Beijing Certificate Authority Co. Ltd., Class A	4,950	18,370
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	23,988
*	Beijing Compass Technology Development Co. Ltd., Class A	2,900	23,322
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	18,275
	Beijing Easpring Material Technology Co. Ltd., Class A	12,600	75,972
	Beijing Energy International Holding Co. Ltd.	1,960,000	50,616
	Beijing Enlight Media Co. Ltd., Class A	46,298	49,508
	Beijing Enterprises Holdings Ltd.	196,000	653,045
	Beijing Enterprises Water Group Ltd.	1,578,000	332,966
*††	Beijing Gas Blue Sky Holdings Ltd.	672,000	6,283
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	29,168	31,338
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	28,077
*	Beijing Health Holdings Ltd.	1,836,000	18,455
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	18,595
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	46,704
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	67,952
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	11,700	9,450
*	Beijing Jingyuntong Technology Co. Ltd., Class A	77,600	49,014
	Beijing Kingsoft Office Software, Inc., Class A	641	25,212
*	Beijing Leike Defense Technology Co. Ltd., Class A	26,000	20,627
	Beijing New Building Materials PLC, Class A	25,875	86,511
*	Beijing North Star Co. Ltd., Class H	286,000	28,893
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	64,300	19,794
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	39,752
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	16,200	55,149
	Beijing Originwater Technology Co. Ltd., Class A	57,219	39,574
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	16,291
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	9,900	21,246
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	10,500	16,466
	Beijing Shougang Co. Ltd., Class A	79,700	42,243

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Shunxin Agriculture Co. Ltd., Class A	11,700	$36,416
*	Beijing Sinnet Technology Co. Ltd., Class A	35,300	49,016
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	39,978
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	16,494
*	Beijing Thunisoft Corp. Ltd., Class A	8,800	10,185
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	76,000	114,151
	Beijing Ultrapower Software Co. Ltd., Class A	22,000	25,513
	Beijing United Information Technology Co. Ltd., Class A	10,809	55,643
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	98,000	24,178
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	3,920	23,508
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	18,073
	Beijing Yanjing Brewery Co. Ltd., Class A	58,400	83,017
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,700	35,403
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	26,933
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	143,100	97,817
*	Beken Corp., Class A	4,600	18,496
*	Bengang Steel Plates Co. Ltd., Class A	59,800	31,715
	Bethel Automotive Safety Systems Co. Ltd., Class A	1,800	18,627
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	28,278
	BGI Genomics Co. Ltd., Class A	5,900	39,694
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	53,834
*	Bilibili, Inc., Class Z	3,720	49,914
	Binhai Investment Co. Ltd.	130,000	26,754
	Binjiang Service Group Co. Ltd.	23,500	51,213
	Black Peony Group Co. Ltd., Class A	20,300	16,129
	Bloomage Biotechnology Corp. Ltd., Class A	2,780	29,058
Ω	Blue Moon Group Holdings Ltd.	96,000	26,287
	Blue Sail Medical Co. Ltd., Class A	35,300	33,711
Ω	BOC Aviation Ltd.	83,000	510,457
	BOC International China Co. Ltd., Class A	28,400	42,324
	BOE Technology Group Co. Ltd., Class A	284,100	152,275
	BOE Varitronix Ltd.	107,000	91,002
*	Bohai Leasing Co. Ltd., Class A	144,400	47,196
	Bosideng International Holdings Ltd.	1,220,000	481,692
	Bright Dairy & Food Co. Ltd., Class A	22,800	29,423
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	19,114
††	Brilliance China Automotive Holdings Ltd.	1,032,000	474,446
	B-Soft Co. Ltd., Class A	20,455	20,131
*	BTG Hotels Group Co. Ltd., Class A	21,200	48,398
#*	Burning Rock Biotech Ltd., ADR	11,053	10,542
	BYD Co. Ltd., Class H	55,500	1,687,761
	BYD Electronic International Co. Ltd.	289,000	1,206,434
	By-health Co. Ltd., Class A	24,500	61,341
	C C Land Holdings Ltd.	715,499	115,230
	C&D International Investment Group Ltd.	242,119	544,712
	C&S Paper Co. Ltd., Class A	29,600	43,943
	Cabbeen Fashion Ltd.	101,000	6,462
	Caitong Securities Co. Ltd., Class A	46,670	50,664
	Camel Group Co. Ltd., Class A	41,308	46,505
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	67,400	38,322
	Canmax Technologies Co. Ltd., Class A	20,550	76,427
	Canny Elevator Co. Ltd., Class A	15,300	16,374
#*Ω	CanSino Biologics, Inc., Class H	6,000	18,944
	Canvest Environmental Protection Group Co. Ltd.	166,000	80,347
	Capital Environment Holdings Ltd.	1,420,000	20,318
	Castech, Inc., Class A	7,500	26,294
	CCS Supply Chain Management Co. Ltd., Class A	10,500	8,367
	CECEP Solar Energy Co. Ltd., Class A	68,300	53,589

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	52,800	$16,604
	CECEP Wind-Power Corp., Class A	164,120	71,130
	Central China Management Co. Ltd.	355,000	15,863
	Central China New Life Ltd.	97,000	26,800
*	Central China Real Estate Ltd.	15,615	181
	Central China Securities Co. Ltd., Class H	361,000	53,132
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	12,662
	CETC Digital Technology Co. Ltd., Class A	13,780	43,566
#*	CGN Mining Co. Ltd.	160,000	26,261
#	CGN New Energy Holdings Co. Ltd.	866,000	225,868
	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	22,537
Ω	CGN Power Co. Ltd., Class H	841,000	202,099
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	18,230
	Changchun High & New Technology Industry Group, Inc., Class A	6,100	129,829
	Changjiang Securities Co. Ltd., Class A	53,700	41,765
	Changzhou Qianhong Biopharma Co. Ltd., Class A	23,800	17,560
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,200	23,991
	Chaowei Power Holdings Ltd.	249,000	41,378
	Cheng De Lolo Co. Ltd., Class A	17,700	20,402
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,100	10,482
*	Chengdu CORPRO Technology Co. Ltd., Class A	9,000	25,570
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	31,325
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	17,021
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	20,736
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	26,098
	Chengdu Kanghua Biological Products Co. Ltd., Class A	4,850	46,627
	Chengdu Leejun Industrial Co. Ltd., Class A	21,700	20,770
	Chengdu Wintrue Holding Co. Ltd., Class A	23,000	26,257
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	26,317
*	Chengtun Mining Group Co. Ltd., Class A	61,400	38,219
	Chenguang Biotech Group Co. Ltd., Class A	7,000	12,935
	Chengxin Lithium Group Co. Ltd., Class A	22,700	72,902
	Chengzhi Co. Ltd., Class A	20,300	23,242
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	15,200	30,595
	China Aerospace International Holdings Ltd.	690,000	29,536
	China Aircraft Leasing Group Holdings Ltd.	85,000	38,888
	China Automotive Engineering Research Institute Co. Ltd., Class A	8,000	20,307
	China Baoan Group Co. Ltd., Class A	37,900	53,537
	China BlueChemical Ltd., Class H	596,000	139,475
#*Ω	China Bohai Bank Co. Ltd., Class H	126,000	18,517
*	China Boton Group Co. Ltd.	130,000	19,403
	China CAMC Engineering Co. Ltd., Class A	30,400	36,523
	China Cinda Asset Management Co. Ltd., Class H	3,007,000	292,409
	China CITIC Bank Corp. Ltd., Class H	1,089,000	485,812
	China Coal Energy Co. Ltd., Class H	804,000	631,515
	China Communications Services Corp. Ltd., Class H	916,000	374,668
#*	China Conch Environment Protection Holdings Ltd.	434,000	106,757
	China Conch Venture Holdings Ltd.	540,500	447,628
	China Construction Bank Corp., Class H	8,759,000	4,953,722
	China CSSC Holdings Ltd., Class A	14,000	49,533
*	China CYTS Tours Holding Co. Ltd., Class A	20,900	30,469
	China Datang Corp. Renewable Power Co. Ltd., Class H	519,000	117,424
*	China Daye Non-Ferrous Metals Mining Ltd.	1,212,000	9,561
	China Design Group Co. Ltd., Class A	19,400	20,303
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	526,000	73,830
#*††	China Dili Group	715,599	11,321
	China Dongxiang Group Co. Ltd.	1,499,000	49,886
Ω	China East Education Holdings Ltd.	169,000	64,942
#*	China Eastern Airlines Corp. Ltd., Class H	158,000	54,146

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Education Group Holdings Ltd.	373,000	$309,876
	China Electronics Huada Technology Co. Ltd.	276,000	44,911
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	36,858
	China Energy Engineering Corp. Ltd., Class A	439,823	131,078
	China Energy Engineering Corp. Ltd., Class H	258,000	28,063
	China Enterprise Co. Ltd., Class A	69,300	31,988
	China Everbright Bank Co. Ltd., Class H	613,000	174,856
	China Everbright Environment Group Ltd.	857,111	292,598
#Ω	China Everbright Greentech Ltd.	282,000	28,520
	China Everbright Ltd.	398,000	236,772
	China Everbright Water Ltd.	52,712	7,707
Ω	China Feihe Ltd.	1,253,000	778,579
*	China Film Co. Ltd., Class A	31,441	51,366
*	China Financial Services Holdings Ltd.	19,600	673
	China Foods Ltd.	404,000	139,903
	China Galaxy Securities Co. Ltd., Class H	954,500	488,521
	China Gas Holdings Ltd.	878,000	789,328
	China Glass Holdings Ltd.	312,000	29,953
#	China Gold International Resources Corp. Ltd.	165,040	701,375
*	China Grand Automotive Services Group Co. Ltd., Class A	180,800	47,474
	China Great Wall Securities Co. Ltd., Class A	28,400	32,443
	China Greatwall Technology Group Co. Ltd., Class A	28,100	42,226
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	48,886
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	2,516
	China Hanking Holdings Ltd.	274,000	24,837
	China Harmony Auto Holding Ltd.	382,500	33,259
	China Harzone Industry Corp. Ltd., Class A	10,100	10,444
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	29,077
#*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	39,060
#	China Hongqiao Group Ltd.	742,500	695,138
††	China Huiyuan Juice Group Ltd.	269,535	12,076
Ω	China International Capital Corp. Ltd., Class H	149,600	238,276
	China International Marine Containers Group Co. Ltd., Class H	310,000	163,476
	China Isotope & Radiation Corp.	14,000	22,502
	China Jinmao Holdings Group Ltd.	2,193,485	269,046
	China Jushi Co. Ltd., Class A	66,065	104,556
	China Kepei Education Group Ltd.	110,000	28,986
	China Kings Resources Group Co. Ltd., Class A	16,426	69,612
	China Lesso Group Holdings Ltd.	565,000	303,389
	China Life Insurance Co. Ltd., Class H	232,000	314,220
	China Lilang Ltd.	197,000	95,214
*Ω	China Literature Ltd.	95,800	322,605
	China Longyuan Power Group Corp. Ltd., Class H	363,000	307,290
*††	China Maple Leaf Educational Systems Ltd.	350,000	2,997
	China Medical System Holdings Ltd.	542,000	866,711
	China Meheco Co. Ltd., Class A	20,340	33,237
#	China Meidong Auto Holdings Ltd.	256,000	137,290
	China Mengniu Dairy Co. Ltd.	538,000	1,756,644
	China Merchants Bank Co. Ltd., Class H	620,500	2,353,737
	China Merchants Energy Shipping Co. Ltd., Class A	164,320	144,455
	China Merchants Land Ltd.	654,000	26,364
	China Merchants Port Holdings Co. Ltd.	581,993	740,838
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	42,152
Ω	China Merchants Securities Co. Ltd., Class H	66,220	54,796
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	24,700	37,257
	China Minsheng Banking Corp. Ltd., Class H	816,900	271,587
	China Modern Dairy Holdings Ltd.	914,000	93,509
	China National Accord Medicines Corp. Ltd., Class A	13,130	51,683
	China National Building Material Co. Ltd., Class H	1,522,350	724,632

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Medicines Corp. Ltd., Class A	14,000	$55,089
	China National Nuclear Power Co. Ltd., Class A	285,772	289,872
Ω	China New Higher Education Group Ltd.	277,000	69,157
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co.
	Ltd., Class A	57,900	36,084
	China Nonferrous Mining Corp. Ltd.	111,000	67,306
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	20,900	59,715
*	China Oil & Gas Group Ltd.	2,268,000	71,096
	China Oilfield Services Ltd., Class H	576,000	681,016
	China Oriental Group Co. Ltd.	540,000	83,003
	China Overseas Grand Oceans Group Ltd.	735,283	250,638
	China Overseas Land & Investment Ltd.	498,500	940,724
	China Overseas Property Holdings Ltd.	560,000	486,350
	China Pacific Insurance Group Co. Ltd., Class H	463,200	1,141,032
	China Petroleum & Chemical Corp., Class H	3,924,000	2,006,882
	China Power International Development Ltd.	1,037,999	403,403
	China Publishing & Media Co. Ltd., Class A	24,900	28,808
	China Railway Group Ltd., Class H	700,000	330,375
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	38,028
Ω	China Railway Signal & Communication Corp. Ltd., Class H	356,000	111,486
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	30,241
*	China Rare Earth Holdings Ltd.	768,399	35,359
	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	11,890
	China Reinsurance Group Corp., Class H	1,101,000	61,983
#*††Ω	China Renaissance Holdings Ltd.	28,000	9,768
	China Resources Beer Holdings Co. Ltd.	193,807	1,025,562
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	8,500	35,604
#	China Resources Cement Holdings Ltd.	1,050,000	269,985
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	56,724
	China Resources Gas Group Ltd.	384,000	1,135,151
	China Resources Land Ltd.	730,000	2,732,467
	China Resources Medical Holdings Co. Ltd.	337,000	198,755
	China Resources Microelectronics Ltd., Class A	3,619	26,315
Ω	China Resources Mixc Lifestyle Services Ltd.	97,000	378,437
Ω	China Resources Pharmaceutical Group Ltd.	574,500	356,877
	China Resources Power Holdings Co. Ltd.	312,690	605,959
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	16,680	98,299
	China Risun Group Ltd.	413,000	168,861
#*	China Ruyi Holdings Ltd.	1,744,000	401,602
*	China Sanjiang Fine Chemicals Co. Ltd.	370,000	47,361
#*	China Shanshui Cement Group Ltd.	204,000	16,659
Ω	China Shengmu Organic Milk Ltd.	1,189,000	45,550
	China Shenhua Energy Co. Ltd., Class H	715,000	2,191,454
	China Shineway Pharmaceutical Group Ltd.	147,000	130,369
*	China Silver Group Ltd.	554,000	13,368
	China South City Holdings Ltd.	1,600,000	84,877
	China South Publishing & Media Group Co. Ltd., Class A	45,700	70,702
*	China Southern Airlines Co. Ltd., Class H	286,000	135,332
	China Starch Holdings Ltd.	410,000	7,084
	China State Construction Development Holdings Ltd.	122,000	35,065
	China State Construction Engineering Corp. Ltd., Class A	270,029	191,107
	China State Construction International Holdings Ltd.	508,000	544,139
*	China Sunshine Paper Holdings Co. Ltd.	260,000	84,474
	China Suntien Green Energy Corp. Ltd., Class H	395,000	137,386
	China Taiping Insurance Holdings Co. Ltd.	564,600	521,564
	China Testing & Certification International Group Co. Ltd., Class A	15,338	20,573
*	China Tianrui Group Cement Co. Ltd., Class C	28,000	20,862
*	China Tianying, Inc., Class A	79,700	64,428
#	China Tobacco International HK Co. Ltd.	61,000	78,964

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Tourism Group Duty Free Corp. Ltd., Class A	4,100	$53,028
Ω	China Tower Corp. Ltd., Class H	13,188,000	1,229,790
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,122,000	552,861
*	China TransInfo Technology Co. Ltd., Class A	30,900	48,701
	China Travel International Investment Hong Kong Ltd.	966,000	171,849
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	36,716
	China Vanke Co. Ltd., Class H	376,084	351,848
	China Water Affairs Group Ltd.	244,000	154,410
	China West Construction Group Co. Ltd., Class A	32,100	29,565
	China World Trade Center Co. Ltd., Class A	20,600	55,862
	China XLX Fertiliser Ltd.	218,000	94,807
	China Yangtze Power Co. Ltd., Class A	66,200	204,221
	China Yongda Automobiles Services Holdings Ltd.	332,000	127,505
*Ω	China Yuhua Education Corp. Ltd.	554,000	42,526
#*	China ZhengTong Auto Services Holdings Ltd.	327,000	18,386
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	45,742
	China Zhongwang Holdings Ltd.	809,600	32,590
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	16,553
	Chinasoft International Ltd.	916,000	664,574
#*	Chindata Group Holdings Ltd., ADR	34,924	310,125
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	61,541
	Chongqing Brewery Co. Ltd., Class A	4,200	45,063
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	67,452
	Chongqing Department Store Co. Ltd., Class A	11,000	40,629
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	35,325	59,004
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	20,660	43,627
	Chongqing Gas Group Corp. Ltd., Class A	23,600	21,641
*	Chongqing Iron & Steel Co. Ltd., Class H	124,000	12,681
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	33,935
	Chongqing Rural Commercial Bank Co. Ltd., Class H	705,000	266,900
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	33,200	35,306
	Chongqing Zaisheng Technology Corp. Ltd., Class A	15,540	9,391
	Chongqing Zhifei Biological Products Co. Ltd., Class A	12,450	106,706
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	39,000	34,065
	Chow Tai Seng Jewellery Co. Ltd., Class A	24,900	50,240
	CIFI Ever Sunshine Services Group Ltd.	240,000	39,582
	CIMC Enric Holdings Ltd.	294,000	249,516
Ω	CIMC Vehicles Group Co. Ltd., Class H	33,000	23,952
	Cinda Real Estate Co. Ltd., Class A	61,100	32,562
	Cisen Pharmaceutical Co. Ltd., Class A	11,600	22,655
	CITIC Ltd.	771,000	655,302
	CITIC Press Corp., Class A	5,300	17,908
	CITIC Resources Holdings Ltd.	1,344,000	55,858
	CITIC Securities Co. Ltd., Class H	260,475	506,847
	City Development Environment Co. Ltd., Class A	10,800	16,237
*	Citychamp Watch & Jewellery Group Ltd.	440,000	69,038
*	CMGE Technology Group Ltd.	396,000	66,427
	CMOC Group Ltd., Class H	207,000	123,457
	CMST Development Co. Ltd., Class A	63,900	44,661
#*	CNFinance Holdings Ltd., ADR	6,181	15,515
	CNGR Advanced Material Co. Ltd., Class A	5,579	41,500
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	42,956
	CNOOC Energy Technology & Services Ltd., Class A	53,200	22,132
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	35,521
	COFCO Biotechnology Co. Ltd., Class A	60,100	56,046
*	COFCO Joycome Foods Ltd.	1,033,000	240,425
	COFCO Sugar Holding Co. Ltd., Class A	21,100	24,745
	Comba Telecom Systems Holdings Ltd.	652,000	74,143

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Concord New Energy Group Ltd.	2,470,000	$202,267
	Consun Pharmaceutical Group Ltd.	165,000	97,050
	Contec Medical Systems Co. Ltd., Class A	5,300	15,844
	Contemporary Amperex Technology Co. Ltd., Class A	21,060	534,751
*	Continental Aerospace Technologies Holding Ltd.	1,270,866	11,553
	COSCO SHIPPING Development Co. Ltd., Class H	1,119,000	114,428
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	358,000	379,670
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,145,300	1,164,813
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	84,757
	COSCO SHIPPING Ports Ltd.	651,617	393,115
	CPMC Holdings Ltd.	299,000	229,365
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	38,026
*	Crazy Sports Group Ltd.	846,000	11,683
	CRRC Corp. Ltd., Class H	518,000	215,811
	Crystal Clear Electronic Material Co. Ltd., Class A	8,607	12,495
Ω	CSC Financial Co. Ltd., Class H	90,500	81,494
	CSG Holding Co. Ltd., Class A	62,295	46,050
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	22,320	92,240
	CSPC Pharmaceutical Group Ltd.	2,924,800	2,554,723
#	CSSC Hong Kong Shipping Co. Ltd.	372,000	65,665
	CTS International Logistics Corp. Ltd., Class A	45,970	45,509
*††	CWT International Ltd.	1,480,000	4,350
*	Da Ming International Holdings Ltd.	36,000	5,329
	Daan Gene Co. Ltd., Class A	29,100	38,774
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	28,373
	Dalipal Holdings Ltd.	100,000	56,971
	Daqin Railway Co. Ltd., Class A	167,965	165,546
	Dashang Co. Ltd., Class A	5,200	12,172
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	17,736	57,730
	Datang International Power Generation Co. Ltd., Class H	592,000	89,345
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	20,231
	DBG Technology Co. Ltd., Class A	14,100	58,733
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	20,525
*	Deppon Logistics Co. Ltd., Class A	15,200	31,069
	DHC Software Co. Ltd., Class A	76,700	66,092
	Dian Diagnostics Group Co. Ltd., Class A	15,300	48,112
	Digital China Group Co. Ltd., Class A	15,500	65,981
	Digital China Holdings Ltd.	278,000	76,297
	Digital China Information Service Group Co. Ltd., Class A	29,600	49,380
	Do-Fluoride New Materials Co. Ltd., Class A	28,020	61,286
	Dong-E-E-Jiao Co. Ltd., Class A	3,800	24,106
	Dongfang Electric Corp. Ltd., Class H	84,200	80,782
	Dongfang Electronics Co. Ltd., Class A	26,700	27,608
	Dongfeng Motor Group Co. Ltd., Class H	952,000	419,093
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	9,949
	Dongguan Development Holdings Co. Ltd., Class A	26,300	32,442
*	Dongjiang Environmental Co. Ltd., Class H	104,400	23,877
	Dongxing Securities Co. Ltd., Class A	44,600	48,773
#	Dongyue Group Ltd.	803,000	639,629
*	DouYu International Holdings Ltd., ADR	47,088	40,576
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	37,681
#*Ω	East Buy Holding Ltd.	46,000	187,657
	East Group Co. Ltd., Class A	21,700	19,023
	East Money Information Co. Ltd., Class A	35,627	74,337
	E-Commodities Holdings Ltd.	948,000	163,716
	Ecovacs Robotics Co. Ltd., Class A	8,000	47,226
	Edan Instruments, Inc., Class A	10,600	15,508
	Edifier Technology Co. Ltd., Class A	8,500	18,932
	Edvantage Group Holdings Ltd.	109,630	34,448

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	EEKA Fashion Holdings Ltd.	47,500	$86,441
	Electric Connector Technology Co. Ltd., Class A	7,200	40,948
	Elion Energy Co. Ltd., Class A	92,870	34,797
	ENN Energy Holdings Ltd.	123,100	932,500
	ENN Natural Gas Co. Ltd., Class A	57,000	134,519
	Era Co. Ltd., Class A	31,300	22,715
	Essex Bio-technology Ltd.	122,000	43,626
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	33,418
#	EVA Precision Industrial Holdings Ltd.	414,000	41,303
Ω	Everbright Securities Co. Ltd., Class H	80,600	54,744
*	EverChina International Holdings Co. Ltd.	335,000	5,095
#*Ω	Everest Medicines Ltd.	40,000	142,154
*	Fangda Carbon New Material Co. Ltd., Class A	52,700	42,505
*	Fangda Special Steel Technology Co. Ltd., Class A	69,640	47,298
*	Fanhua, Inc., Sponsored ADR	8,088	53,138
#	Far East Horizon Ltd.	529,000	372,224
*	FAW Jiefang Group Co. Ltd., Class A	26,900	33,895
	FAWER Automotive Parts Co. Ltd., Class A	37,700	27,115
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	26,100	64,150
	Fibocom Wireless, Inc., Class A	11,700	33,204
*	FIH Mobile Ltd.	1,309,000	97,158
	Financial Street Holdings Co. Ltd., Class A	69,000	38,827
	FinVolution Group, ADR	40,595	192,014
	First Capital Securities Co. Ltd., Class A	45,400	36,305
	First Tractor Co. Ltd., Class H	102,000	51,651
#	Flat Glass Group Co. Ltd., Class H	116,000	208,322
	Focus Media Information Technology Co. Ltd., Class A	159,000	150,298
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	74,717
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	17,400	21,142
	Fosun International Ltd.	713,572	427,530
*	Founder Holdings Ltd.	214,000	13,128
	Founder Securities Co. Ltd., Class A	54,100	56,069
*	Fountain SET Holdings Ltd.	350,000	17,905
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	229,086
	Fu Shou Yuan International Group Ltd.	450,000	302,114
#	Fufeng Group Ltd.	774,000	401,994
*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	20,074
	Fujian Funeng Co. Ltd., Class A	50,470	59,091
	Fujian Longking Co. Ltd., Class A	33,901	68,711
	Fujian Star-net Communication Co. Ltd., Class A	9,800	24,208
	Fujian Sunner Development Co. Ltd., Class A	29,700	73,047
*	Fullshare Holdings Ltd.	2,525,000	4,202
	Fulu Holdings Ltd.	16,500	6,168
#Ω	Fuyao Glass Industry Group Co. Ltd., Class H	125,200	570,798
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,900	44,380
Ω	Ganfeng Lithium Group Co. Ltd., Class H	136,680	490,924
	Gansu Energy Chemical Co. Ltd., Class A	69,800	30,667
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	23,800	35,317
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	28,502
	Gaona Aero Material Co. Ltd., Class A	4,480	13,254
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	58,210
	GCL Energy Technology Co. Ltd., Class A	23,400	37,199
*	GCL New Energy Holdings Ltd.	144,851	7,968
	GCL Technology Holdings Ltd.	3,085,000	454,320
	GD Power Development Co. Ltd., Class A	38,900	19,351
*	GDS Holdings Ltd., ADR	4,561	46,978
*	GDS Holdings Ltd., Class A	318,300	405,496
	Geely Automobile Holdings Ltd.	1,289,000	1,463,434

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	GEM Co. Ltd., Class A	43,800	$35,096
	Gemdale Corp., Class A	83,500	58,926
	Gemdale Properties & Investment Corp. Ltd.	2,404,000	71,219
Ω	Genertec Universal Medical Group Co. Ltd.	314,500	159,700
*	Genimous Technology Co. Ltd., Class A	34,000	37,495
	Geovis Technology Co. Ltd., Class A	3,131	21,111
	GEPIC Energy Development Co. Ltd., Class A	30,000	22,975
	Getein Biotech, Inc., Class A	8,036	12,554
	GF Securities Co. Ltd., Class H	204,400	266,121
	Giant Network Group Co. Ltd., Class A	23,100	37,298
	Ginlong Technologies Co. Ltd., Class A	3,250	29,816
	Glarun Technology Co. Ltd., Class A	11,900	23,245
*	Glorious Property Holdings Ltd.	1,282,000	1,626
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	27,155
	GoldenHome Living Co. Ltd., Class A	3,640	12,996
	Goldenmax International Group Ltd., Class A	21,100	27,974
	Goldpac Group Ltd.	120,000	21,475
	Goldwind Science & Technology Co. Ltd., Class H	187,747	89,579
#*	GOME Retail Holdings Ltd.	2,956,000	13,607
*	Goodbaby International Holdings Ltd.	422,000	21,343
	GoodWe Technologies Co. Ltd., Class A	2,614	41,751
*	Gotion High-tech Co. Ltd., Class A	6,960	21,668
*	Gracell Biotechnologies, Inc., ADR	3,301	11,091
	Grand Pharmaceutical Group Ltd., Class L	387,500	208,309
	Grandblue Environment Co. Ltd., Class A	13,500	32,829
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	45,593
#	Great Wall Motor Co. Ltd., Class H	220,500	308,235
*	Greatview Aseptic Packaging Co. Ltd.	338,000	86,074
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	142,755
*	Gree Real Estate Co. Ltd., Class A	23,800	23,183
	Greentown China Holdings Ltd.	338,000	327,908
Ω	Greentown Management Holdings Co. Ltd.	200,000	147,390
	Greentown Service Group Co. Ltd.	486,000	189,553
	GRG Banking Equipment Co. Ltd., Class A	25,300	40,372
	GRG Metrology & Test Group Co. Ltd., Class A	20,800	39,996
	Grinm Advanced Materials Co. Ltd., Class A	10,300	17,670
	Guangdong Advertising Group Co. Ltd., Class A	30,400	21,013
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	17,238
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	22,700	15,019
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	40,300	41,177
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	18,902
	Guangdong Dongpeng Holdings Co. Ltd., Class A	8,600	10,585
	Guangdong Dowstone Technology Co. Ltd., Class A	8,500	13,272
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	18,378
	Guangdong Haid Group Co. Ltd., Class A	7,000	43,090
	Guangdong HEC Technology Holding Co. Ltd., Class A	54,900	53,403
	Guangdong Hongda Holdings Group Co. Ltd., Class A	16,700	49,147
	Guangdong Hybribio Biotech Co. Ltd., Class A	21,988	27,630
	Guangdong Investment Ltd.	640,000	436,724
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	2,500	16,732
	Guangdong Provincial Expressway Development Co. Ltd., Class A	41,400	45,756
*	Guangdong Shirongzhaoye Co. Ltd., Class A	15,300	13,894
	Guangdong South New Media Co. Ltd., Class A	6,200	30,787
	Guangdong Tapai Group Co. Ltd., Class A	34,600	35,664
	Guangdong Topstar Technology Co. Ltd., Class A	10,500	20,883
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	42,878
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	22,650
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	20,200	50,670

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guanghui Energy Co. Ltd., Class A	142,000	$145,775
*	Guangshen Railway Co. Ltd., Class H	596,000	106,592
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	37,832
	Guangxi LiuYao Group Co. Ltd., Class A	7,500	21,267
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	101,100	36,904
	Guangzhou Automobile Group Co. Ltd., Class H	695,200	325,700
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	44,100	63,840
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	175,580
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	7,200	30,354
	Guangzhou Haige Communications Group, Inc. Co., Class A	44,100	70,031
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	34,177
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,900	83,781
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	38,396
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	2,400	13,786
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,134	53,774
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	32,877
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	24,968	22,400
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	36,400	42,312
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	16,400	18,863
	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	8,000	11,288
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	65,071	54,177
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	48,274
	Guizhou Zhenhua E-chem, Inc., Class A	12,348	39,290
*	Guolian Securities Co. Ltd., Class H	130,000	56,416
	Guomai Technologies, Inc., Class A	32,100	34,009
	Guosen Securities Co. Ltd., Class A	9,100	11,953
*	Guosheng Financial Holding, Inc., Class A	32,300	43,864
Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	72,995
	Guoyuan Securities Co. Ltd., Class A	61,430	58,135
*	H World Group Ltd., ADR	10,128	381,420
*	H World Group Ltd.	39,400	148,102
#*Ω	Haichang Ocean Park Holdings Ltd.	1,256,000	160,564
Ω	Haidilao International Holding Ltd.	146,000	365,556
	Haier Smart Home Co. Ltd., Class A	47,100	143,105
	Haier Smart Home Co. Ltd., Class H	482,799	1,377,102
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	13,385
	Hainan Drinda New Energy Technology Co. Ltd., Class A	2,416	28,836
*	Hainan Meilan International Airport Co. Ltd., Class H	67,000	54,334
	Hainan Poly Pharm Co. Ltd., Class A	13,400	58,018
	Hainan Strait Shipping Co. Ltd., Class A	50,600	39,125
	Haitian International Holdings Ltd.	270,000	644,107
	Haitong Securities Co. Ltd., Class H	372,000	213,597
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	424,000	48,753
	Hand Enterprise Solutions Co. Ltd., Class A	15,900	18,099
	Hang Zhou Great Star Industrial Co. Ltd., Class A	25,600	69,357
	Hangcha Group Co. Ltd., Class A	19,140	57,549
	Hangxiao Steel Structure Co. Ltd., Class A	35,100	16,563
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	27,600	31,589
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	17,869
	Hangzhou First Applied Material Co. Ltd., Class A	6,720	23,479
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	3,800	20,665
	Hangzhou Lion Electronics Co. Ltd., Class A	6,312	27,766
	Hangzhou Onechance Tech Corp., Class A	5,700	18,512
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	10,500	47,387
	Hangzhou Robam Appliances Co. Ltd., Class A	16,100	50,793
	Hangzhou Silan Microelectronics Co. Ltd., Class A	14,500	48,145
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	10,900	61,250
	Han’s Laser Technology Industry Group Co. Ltd., Class A	24,700	72,506
Ω	Hansoh Pharmaceutical Group Co. Ltd.	168,000	316,091

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Haohua Chemical Science & Technology Co. Ltd., Class A	11,800	$49,598
*Ω	Harbin Bank Co. Ltd., Class H	359,000	10,876
	Harbin Boshi Automation Co. Ltd., Class A	13,300	23,830
	Harbin Electric Co. Ltd., Class H	254,000	73,062
*	Harbin Pharmaceutical Group Co. Ltd., Class A	50,900	25,328
*††	Harmonicare Medical Holdings Ltd.	99,000	0
	HBIS Resources Co. Ltd., Class A	12,100	27,077
#*Ω	HBM Holdings Ltd.	148,000	26,745
	Health & Happiness H&H International Holdings Ltd.	95,500	107,971
*	Healthcare Co. Ltd., Class A	15,800	21,905
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	15,700	51,059
	Hefei Meiya Optoelectronic Technology, Inc., Class A	11,740	31,150
	Hefei Urban Construction Development Co. Ltd., Class A	19,600	18,406
	Heilongjiang Agriculture Co. Ltd., Class A	22,700	39,527
	Hello Group, Inc., Sponsored ADR	45,805	324,299
	Henan Jinma Energy Co. Ltd., Class H	22,000	4,590
	Henan Lingrui Pharmaceutical Co., Class A	6,200	13,407
	Henan Mingtai Al Industrial Co. Ltd., Class A	25,800	43,332
	Henan Pinggao Electric Co. Ltd., Class A	37,500	55,550
	Henan Shenhuo Coal & Power Co. Ltd., Class A	53,200	119,586
	Henan Shuanghui Investment & Development Co. Ltd., Class A	27,100	96,996
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	19,822
*	Henan Yicheng New Energy Co. Ltd., Class A	22,500	14,676
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	17,223
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	18,236
	Henan Zhongyuan Expressway Co. Ltd., Class A	51,100	24,930
	Hengan International Group Co. Ltd.	253,000	847,372
*	Hengdeli Holdings Ltd.	1,112,000	19,888
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	31,100	61,922
*	Hengli Petrochemical Co. Ltd., Class A	35,200	70,515
	Hengtong Optic-electric Co. Ltd., Class A	21,600	38,945
*	Hengyi Petrochemical Co. Ltd., Class A	74,250	72,991
	Hesteel Co. Ltd., Class A	335,900	102,839
	Hexing Electrical Co. Ltd., Class A	15,400	47,797
*	Hi Sun Technology China Ltd.	819,000	53,371
	Hisense Home Appliances Group Co. Ltd., Class H	128,000	352,330
	Hithink RoyalFlush Information Network Co. Ltd., Class A	1,900	36,491
	Homeland Interactive Technology Ltd.	116,000	33,060
*	Hongda Xingye Co. Ltd., Class A	56,700	10,717
	Hongfa Technology Co. Ltd., Class A	12,060	47,855
*	Honghua Group Ltd.	1,130,000	17,061
	Hongta Securities Co. Ltd., Class A	18,450	19,675
*Ω	Honworld Group Ltd.	72,000	4,497
*Ω	Hope Education Group Co. Ltd.	1,250,000	73,628
*	Hopson Development Holdings Ltd.	504,715	295,528
	Hoyuan Green Energy Co. Ltd., Class A	16,828	85,932
#*Ω	Hua Hong Semiconductor Ltd.	202,000	497,341
*	Hua Yin International Holdings Ltd.	385,000	7,775
	Huaan Securities Co. Ltd., Class A	21,720	14,341
	Huabao Flavours & Fragrances Co. Ltd., Class A	3,400	10,349
	Huadian Power International Corp. Ltd., Class H	272,000	109,215
	Huadong Medicine Co. Ltd., Class A	12,000	70,499
	Huafon Chemical Co. Ltd., Class A	55,200	54,735
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,600	32,084
*	Huafu Fashion Co. Ltd., Class A	26,800	13,119
	Huaibei Mining Holdings Co. Ltd., Class A	49,200	98,617
	Hualan Biological Engineering, Inc., Class A	15,869	50,914
*	Huaneng Power International, Inc., Class H	530,000	248,014
	Huapont Life Sciences Co. Ltd., Class A	52,000	34,549

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Huatai Securities Co. Ltd., Class H	172,200	$225,445
	Huaxi Securities Co. Ltd., Class A	66,300	71,836
	Huaxia Bank Co. Ltd., Class A	75,900	58,105
	Huaxin Cement Co. Ltd., Class A	33,600	68,431
	Huaxin Cement Co. Ltd., Class H	87,100	83,062
	Huayu Automotive Systems Co. Ltd., Class A	62,951	150,973
#	Huazhong In-Vehicle Holdings Co. Ltd.	142,000	44,079
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	146,300	62,386
	Hubei Energy Group Co. Ltd., Class A	31,500	18,512
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	3,200	17,326
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	22,800	84,468
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	76,021
	Huishang Bank Corp. Ltd., Class H	268,400	80,970
	Huizhou Desay Sv Automotive Co. Ltd., Class A	1,200	20,599
	Humanwell Healthcare Group Co. Ltd., Class A	27,600	88,238
	Hunan Aihua Group Co. Ltd., Class A	11,300	35,346
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	24,332
	Hunan Gold Corp. Ltd., Class A	30,900	49,257
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	34,752
	Hunan Valin Steel Co. Ltd., Class A	202,040	160,965
	Hunan Zhongke Electric Co. Ltd., Class A	26,900	39,276
	Hundsun Technologies, Inc., Class A	12,176	51,849
*	HUYA, Inc., ADR	28,276	88,504
#Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	85,600	516,859
*	Hytera Communications Corp. Ltd., Class A	62,600	53,888
*	HyUnion Holding Co. Ltd., Class A	21,900	20,384
	Hywin Holdings Ltd., ADR	4,504	32,023
*	IAT Automobile Technology Co. Ltd., Class A	9,000	19,412
	IEIT Systems Co. Ltd., Class A	8,000	32,143
	IKD Co. Ltd., Class A	15,900	46,303
#*	I-Mab, Sponsored ADR	4,515	6,456
Ω	IMAX China Holding, Inc.	21,500	19,824
	Imeik Technology Development Co. Ltd., Class A	602	27,141
	Industrial & Commercial Bank of China Ltd., Class H	5,139,000	2,462,837
	Industrial Bank Co. Ltd., Class A	147,900	304,955
	Industrial Securities Co. Ltd., Class A	83,720	71,430
	Infore Environment Technology Group Co. Ltd., Class A	66,000	44,023
Ω	Ingdan, Inc.	206,000	32,829
	Ingenic Semiconductor Co. Ltd., Class A	2,300	23,227
*	Inkeverse Group Ltd.	168,000	15,072
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	67,882
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	62,200	115,707
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	50,875
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	174,700	95,534
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	30,223
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	57,200	214,432
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	73,110
*Ω	InnoCare Pharma Ltd.	119,000	93,944
*Ω	Innovent Biologics, Inc.	29,000	170,902
	Innuovo Technology Co. Ltd., Class A	19,000	15,768
	Inspur Digital Enterprise Technology Ltd.	132,000	34,463
	Intco Medical Technology Co. Ltd., Class A	19,526	58,915
	Intron Technology Holdings Ltd.	23,000	8,355
#*	iQIYI, Inc., ADR	102,128	475,916
	IReader Technology Co. Ltd., Class A	7,700	19,832
*	IRICO Group New Energy Co. Ltd., Class H	500	182
	IVD Medical Holding Ltd.	114,000	26,386
	JA Solar Technology Co. Ltd., Class A	33,760	103,420

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jade Bird Fire Co. Ltd., Class A	12,870	$28,371
	Jafron Biomedical Co. Ltd., Class A	10,500	33,958
	Jason Furniture Hangzhou Co. Ltd., Class A	4,400	22,273
	JCET Group Co. Ltd., Class A	35,400	149,394
*Ω	JD Health International, Inc.	36,700	166,702
	JD.com, Inc., Class A	112,107	1,425,234
	Jenkem Technology Co. Ltd., Class A	866	14,684
	JH Educational Technology, Inc.	62,000	7,169
	Jiajiayue Group Co. Ltd., Class A	10,300	15,549
	Jiangling Motors Corp. Ltd., Class A	9,800	21,820
	Jiangsu Azure Corp., Class A	22,300	28,195
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	1,048	7,577
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	65,800	66,181
	Jiangsu Cnano Technology Co. Ltd., Class A	6,886	27,505
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	21,160	39,166
	Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	44,950
	Jiangsu Expressway Co. Ltd., Class H	216,000	196,375
	Jiangsu Guomao Reducer Co. Ltd., Class A	4,620	9,944
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	50,410
	Jiangsu Guoxin Corp. Ltd., Class A	22,900	22,312
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,200	37,239
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	43,998
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,233	27,718
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	22,200	29,443
	Jiangsu Huaxicun Co. Ltd., Class A	24,200	26,707
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	36,412
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	17,776
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	32,570
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	7,987	63,859
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	17,475	40,407
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	41,073
*	Jiangsu Lopal Tech Co. Ltd., Class A	13,900	23,477
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	5,500	23,211
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	66,485
	Jiangsu Pacific Quartz Co. Ltd., Class A	2,800	35,200
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	30,300	43,864
	Jiangsu Shagang Co. Ltd., Class A	51,900	28,519
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	23,500	28,286
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	4,480	10,394
	Jiangsu Sopo Chemical Co., Class A	8,800	8,861
	Jiangsu ToLand Alloy Co. Ltd., Class A	7,760	32,837
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,000	233,447
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	75,611
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	15,600	71,736
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	48,720	28,027
	Jiangsu Zhongtian Technology Co. Ltd., Class A	25,700	49,220
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	58,200	20,681
	Jiangxi Copper Co. Ltd., Class H	345,000	487,815
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	18,352
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,500	20,385
	Jiangxi Wannianqing Cement Co. Ltd., Class A	16,700	16,892
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	6,000	22,580
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	46,506
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	28,580
	Jiayou International Logistics Co. Ltd., Class A	13,132	31,044
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	29,800	65,508
*	Jilin Chemical Fibre, Class A	45,300	18,825
	Jilin Electric Power Co. Ltd., Class A	44,000	28,156
	Jinchuan Group International Resources Co. Ltd.	653,000	39,761

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	$84,555
	Jingjin Equipment, Inc., Class A	11,900	37,401
	Jinhui Liquor Co. Ltd., Class A	8,000	30,056
#*	JinkoSolar Holding Co. Ltd., ADR	11,019	359,109
	Jinmao Property Services Co. Ltd.	30,120	8,191
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	66,732
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	14,191
	Jinneng Science&Technology Co. Ltd., Class A	32,000	36,040
	Jinyu Bio-Technology Co. Ltd., Class A	10,700	13,679
	JiuGui Liquor Co. Ltd., Class A	3,100	32,384
Ω	Jiumaojiu International Holdings Ltd.	325,000	353,638
	Jiuzhitang Co. Ltd., Class A	27,700	40,141
	Jizhong Energy Resources Co. Ltd., Class A	110,900	97,341
	JL Mag Rare-Earth Co. Ltd., Class A	13,440	30,401
	JNBY Design Ltd.	88,500	107,811
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	63,687
	Joinn Laboratories China Co. Ltd., Class A	8,724	31,962
	Jointo Energy Investment Co. Ltd. Hebei, Class A	23,500	17,066
	Jointown Pharmaceutical Group Co. Ltd., Class A	103,465	100,684
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,100	60,171
	Joy City Property Ltd.	1,858,000	58,653
	Joyoung Co. Ltd., Class A	17,316	31,602
#Ω	JS Global Lifestyle Co. Ltd.	407,000	64,099
	JSTI Group, Class A	30,744	23,419
	Ju Teng International Holdings Ltd.	328,000	47,142
	Juewei Food Co. Ltd., Class A	9,800	47,317
*Ω	JW Cayman Therapeutics Co. Ltd.	55,500	15,119
*	JY Grandmark Holdings Ltd.	98,000	14,370
	Kaishan Group Co. Ltd., Class A	13,200	25,397
*Ω	Kangda International Environmental Co. Ltd.	244,000	7,303
	Kangji Medical Holdings Ltd.	77,500	63,657
*	Kasen International Holdings Ltd.	310,000	9,991
	Keboda Technology Co. Ltd., Class A	1,800	16,667
*	Keeson Technology Corp. Ltd., Class A	8,576	13,147
	Kehua Data Co. Ltd., Class A	9,400	35,965
	Keshun Waterproof Technologies Co. Ltd., Class A	19,100	17,756
*	Kidswant Children Products Co. Ltd., Class A	16,200	19,109
	Kinetic Development Group Ltd.	366,000	21,992
	Kingboard Holdings Ltd.	273,500	666,048
	Kingboard Laminates Holdings Ltd.	427,500	400,906
	KingClean Electric Co. Ltd., Class A	9,180	28,840
	Kingsoft Corp. Ltd.	158,800	554,129
*	Ko Yo Chemical Group Ltd.	976,000	10,380
	Konfoong Materials International Co. Ltd., Class A	3,000	25,433
*	Konka Group Co. Ltd., Class A	49,000	28,337
	KPC Pharmaceuticals, Inc., Class A	24,300	70,919
	Kuang-Chi Technologies Co. Ltd., Class A	6,500	12,432
	Kunlun Energy Co. Ltd.	1,426,000	1,188,006
	Kunshan Dongwei Technology Co. Ltd., Class A	1,652	11,755
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	36,875
	Kweichow Moutai Co. Ltd., Class A	5,138	1,183,300
#*	KWG Group Holdings Ltd.	477,000	45,798
*	KWG Living Group Holdings Ltd.	325,750	19,748
*	Lakala Payment Co. Ltd., Class A	12,300	29,155
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	25,500	18,923
	Lao Feng Xiang Co. Ltd., Class A	6,800	57,864
	Laobaixing Pharmacy Chain JSC, Class A	17,210	59,720
	LB Group Co. Ltd., Class A	47,900	121,907
	Lee & Man Chemical Co. Ltd.	62,000	24,403

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	551,000	$156,930
	Lee’s Pharmaceutical Holdings Ltd.	149,500	23,285
Ω	Legend Holdings Corp., Class H	210,600	187,790
	Lenovo Group Ltd.	2,504,000	2,913,983
	Lens Technology Co. Ltd., Class A	72,200	128,980
*	Leo Group Co. Ltd., Class A	204,800	61,862
	Lepu Medical Technology Beijing Co. Ltd., Class A	18,700	44,036
	Levima Advanced Materials Corp., Class A	13,200	34,327
	LexinFintech Holdings Ltd., ADR	38,480	70,226
	Leyard Optoelectronic Co. Ltd., Class A	75,300	63,154
*	Li Auto, Inc., ADR	8,463	286,134
*	Li Auto, Inc., Class A	10,100	170,828
	Li Ning Co. Ltd.	654,000	2,004,120
	Lianhe Chemical Technology Co. Ltd., Class A	10,500	11,177
*	Liao Ning Oxiranchem, Inc., Class A	9,800	9,531
	Liaoning Cheng Da Co. Ltd., Class A	20,500	34,296
	Lier Chemical Co. Ltd., Class A	15,680	25,847
*	Lifestyle China Group Ltd.	232,000	24,087
*	Lifetech Scientific Corp.	812,000	249,485
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	47,900	19,117
	Lingyi iTech Guangdong Co., Class A	102,700	85,366
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	21,069
	Livzon Pharmaceutical Group, Inc., Class H	43,471	128,561
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	36,864
	LK Technology Holdings Ltd.	179,750	154,615
	Loncin Motor Co. Ltd., Class A	55,897	42,420
Ω	Longfor Group Holdings Ltd.	694,500	1,011,025
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	10,245
	LONGi Green Energy Technology Co. Ltd., Class A	60,844	200,826
	Longshine Technology Group Co. Ltd., Class A	13,800	35,281
	Lonking Holdings Ltd.	809,000	124,975
	Luenmei Quantum Co. Ltd., Class A	19,608	15,761
	Luoniushan Co. Ltd., Class A	26,700	21,237
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	12,234
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	6,400	32,331
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	33,772
	Luxi Chemical Group Co. Ltd., Class A	47,000	72,952
	Luxshare Precision Industry Co. Ltd., Class A	37,949	170,396
*Ω	Luye Pharma Group Ltd.	641,000	310,569
	Luzhou Laojiao Co. Ltd., Class A	9,000	263,602
#*	LVGEM China Real Estate Investment Co. Ltd.	246,000	27,579
	Maanshan Iron & Steel Co. Ltd., Class H	368,000	60,688
	Maccura Biotechnology Co. Ltd., Class A	16,300	35,051
	Mango Excellent Media Co. Ltd., Class A	38,502	133,080
*Ω	Maoyan Entertainment	88,400	106,224
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	20,019
	Meilleure Health International Industry Group Ltd.	444,000	13,970
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	43,300	36,502
Ω	Meitu, Inc.	301,500	120,938
*Ω	Meituan, Class B	44,920	636,741
	Metallurgical Corp. of China Ltd., Class H	834,000	165,379
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	24,367
Ω	Midea Real Estate Holding Ltd.	92,800	63,485
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	3,100	27,553
	Min Xin Holdings Ltd.	48,000	17,342
	Ming Yang Smart Energy Group Ltd., Class A	26,100	49,892
#*	Ming Yuan Cloud Group Holdings Ltd.	177,000	74,010
*	Mingfa Group International Co. Ltd.	299,000	6,932
#	MINISO Group Holding Ltd.	35,000	225,056

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Minmetals Land Ltd.	846,000	$33,469
	Minth Group Ltd.	312,000	696,455
	MLS Co. Ltd., Class A	42,600	54,041
*	MMG Ltd.	1,344,000	396,323
*Ω	Mobvista, Inc.	69,000	27,749
	Monalisa Group Co. Ltd., Class A	12,400	25,620
*Ω	Mulsanne Group Holding Ltd.	28,500	4,817
	Muyuan Foods Co. Ltd., Class A	51,567	265,922
	MYS Group Co. Ltd., Class A	22,300	10,736
*††	Nan Hai Corp. Ltd.	7,550,000	6,368
*	NanJi E-Commerce Co. Ltd., Class A	47,100	21,974
	Nanjing Hanrui Cobalt Co. Ltd., Class A	4,100	17,104
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	61,924
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	19,830	34,293
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	9,248
	Nanjing Securities Co. Ltd., Class A	25,800	28,366
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	32,207
	Nantong Jianghai Capacitor Co. Ltd., Class A	25,600	60,133
	NARI Technology Co. Ltd., Class A	39,532	122,056
*	National Silicon Industry Group Co. Ltd., Class A	7,757	19,248
	NAURA Technology Group Co. Ltd., Class A	1,300	45,592
*	NavInfo Co. Ltd., Class A	31,400	42,948
	NetDragon Websoft Holdings Ltd.	94,000	167,021
	NetEase, Inc., ADR	21,381	2,286,057
	New China Life Insurance Co. Ltd., Class H	133,000	291,757
	New Hope Dairy Co. Ltd., Class A	9,600	17,486
*	New Hope Liuhe Co. Ltd., Class A	31,400	43,574
*	New World Department Store China Ltd.	96,000	6,133
*	Newborn Town, Inc.	92,000	27,211
	Newland Digital Technology Co. Ltd., Class A	17,900	41,864
	Nexteer Automotive Group Ltd.	346,000	166,797
	Nine Dragons Paper Holdings Ltd.	668,000	380,279
	Ninestar Corp., Class A	11,100	37,233
	Ningbo Construction Co. Ltd., Class A	28,900	17,142
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	6,200	22,893
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	38,877
	Ningbo Joyson Electronic Corp., Class A	25,200	64,979
	Ningbo Orient Wires & Cables Co. Ltd., Class A	10,700	61,605
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	10,225	61,938
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	30,922	69,036
	Ningbo Tuopu Group Co. Ltd., Class A	5,200	45,931
	Ningbo Xusheng Group Co. Ltd., Class A	5,488	13,269
	Ningbo Yunsheng Co. Ltd., Class A	34,900	33,138
	Ningxia Baofeng Energy Group Co. Ltd., Class A	59,600	117,513
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	25,404
#*	NIO, Inc., ADR	15,478	112,989
*	NIO, Inc., Class A	14,910	109,159
*	Niu Technologies, Sponsored ADR	9,365	20,228
	Norinco International Cooperation Ltd., Class A	17,880	27,841
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	37,946
	North Industries Group Red Arrow Co. Ltd., Class A	17,500	34,121
	Northeast Pharmaceutical Group Co. Ltd., Class A	30,474	22,729
	Northeast Securities Co. Ltd., Class A	59,500	61,308
	Northking Information Technology Co. Ltd., Class A	8,232	20,904
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	8,200	8,935
*Ω	Ocumension Therapeutics	31,500	31,014
*	Offcn Education Technology Co. Ltd., Class A	41,800	22,577
	Offshore Oil Engineering Co. Ltd., Class A	83,400	70,855
	Olympic Circuit Technology Co. Ltd., Class A	6,400	15,578

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Oppein Home Group, Inc., Class A	4,200	$49,976
	Opple Lighting Co. Ltd., Class A	10,400	27,753
	ORG Technology Co. Ltd., Class A	67,184	41,057
*	Orient Group, Inc., Class A	113,200	34,827
	Orient Overseas International Ltd.	39,500	498,087
Ω	Orient Securities Co. Ltd., Class H	158,400	73,795
*	Oriental Energy Co. Ltd., Class A	38,900	55,969
	Oriental Pearl Group Co. Ltd., Class A	64,000	64,600
	Ovctek China, Inc., Class A	5,180	17,862
*	Overseas Chinese Town Asia Holdings Ltd.	90,000	3,788
	Pacific Online Ltd.	129,000	7,672
*	Pacific Securities Co. Ltd., Class A	58,200	29,919
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	15,500	50,749
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	43,691
	PAX Global Technology Ltd.	334,000	230,545
*	PCI Technology Group Co. Ltd., Class A	48,840	38,223
*	PDD Holdings, Inc., ADR	6,191	627,891
*Ω	Peijia Medical Ltd.	89,000	84,274
*	Peking University Resources Holdings Co. Ltd.	648,000	9,488
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	25,570
	People’s Insurance Co. Group of China Ltd. , Class H	1,098,000	362,295
	Perennial Energy Holdings Ltd.	80,000	8,490
	Perfect World Co. Ltd., Class A	29,000	47,598
	PetroChina Co. Ltd., Class H	3,612,000	2,357,607
	PharmaBlock Sciences Nanjing, Inc., Class A	1,800	11,114
Ω	Pharmaron Beijing Co. Ltd., Class H	53,175	126,936
	PhiChem Corp., Class A	7,100	17,199
*	Phoenix Media Investment Holdings Ltd.	556,000	14,618
	PICC Property & Casualty Co. Ltd., Class H	1,308,000	1,493,677
	Ping An Bank Co. Ltd., Class A	129,800	185,650
*Ω	Ping An Healthcare & Technology Co. Ltd.	122,000	284,983
	Ping An Insurance Group Co. of China Ltd., Class H	647,000	3,281,891
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	96,444
	PNC Process Systems Co. Ltd., Class A	3,840	14,638
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	47,857
	Poly Property Group Co. Ltd.	777,189	159,958
	Poly Property Services Co. Ltd., Class H	51,400	201,720
	Pony Testing International Group Co. Ltd., Class A	8,800	16,076
#Ω	Pop Mart International Group Ltd.	78,400	216,424
Ω	Postal Savings Bank of China Co. Ltd., Class H	863,000	393,898
	Pou Sheng International Holdings Ltd.	921,000	78,805
	Power Construction Corp. of China Ltd., Class A	119,400	85,855
	Prinx Chengshan Holdings Ltd.	37,000	30,828
#*	Productive Technologies Co. Ltd.	334,000	32,032
	Pylon Technologies Co. Ltd., Class A	4,336	67,510
*	Q Technology Group Co. Ltd.	154,000	77,855
	Qianhe Condiment & Food Co. Ltd., Class A	6,192	15,021
	Qifu Technology, Inc., ADR	38,566	570,391
	Qingdao East Steel Tower Stock Co. Ltd., Class A	17,100	16,671
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	17,105
	Qingdao Gon Technology Co. Ltd., Class A	4,700	13,520
	Qingdao Haier Biomedical Co. Ltd., Class A	7,763	38,773
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	28,057
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	4,340	9,730
Ω	Qingdao Port International Co. Ltd., Class H	81,000	40,463
*	Qingdao Rural Commercial Bank Corp., Class A	141,300	52,355
*	Qingdao Sentury Tire Co. Ltd., Class A	4,700	19,551
	Qingdao TGOOD Electric Co. Ltd., Class A	14,200	34,983
	Qingdao Topscomm Communication, Inc., Class A	24,300	29,895

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Qingling Motors Co. Ltd., Class H	330,000	$23,654
	Qinhuangdao Port Co. Ltd., Class H	125,500	20,706
*	Qudian, Inc., Sponsored ADR	72,373	121,587
	Quectel Wireless Solutions Co. Ltd., Class A	6,440	42,069
#*	Radiance Holdings Group Co. Ltd.	65,000	26,991
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	23,523
*	Rastar Group, Class A	39,100	18,762
	Raytron Technology Co. Ltd., Class A	3,690	23,762
*	Realcan Pharmaceutical Group Co. Ltd., Class A	44,600	21,879
Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	55,634
#*††Ω	Redco Properties Group Ltd.	656,000	83,831
	Renhe Pharmacy Co. Ltd., Class A	37,500	35,419
	Rianlon Corp., Class A	4,200	18,167
	Richinfo Technology Co. Ltd., Class A	11,600	35,545
	Risen Energy Co. Ltd., Class A	21,400	51,963
*	RiseSun Real Estate Development Co. Ltd., Class A	117,500	31,730
	Riyue Heavy Industry Co. Ltd., Class A	25,900	49,834
	Rockchip Electronics Co. Ltd., Class A	1,900	16,929
	Rongan Property Co. Ltd., Class A	57,100	21,694
	Rongsheng Petrochemical Co. Ltd., Class A	35,350	55,057
*	Roshow Technology Co. Ltd., Class A	36,600	33,659
	Ruida Futures Co. Ltd., Class A	9,100	19,260
	Runjian Co. Ltd., Class A	5,100	29,061
*	Sai Micro Electronics, Inc., Class A	11,900	39,198
	SAIC Motor Corp. Ltd., Class A	38,465	76,370
	Sailun Group Co. Ltd., Class A	35,700	54,816
*	Sangfor Technologies, Inc., Class A	900	10,324
	Sanquan Food Co. Ltd., Class A	14,960	29,908
	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	46,219
	Sansure Biotech, Inc., Class A	14,206	32,487
	Sany Heavy Equipment International Holdings Co. Ltd.	370,000	486,038
	Sany Heavy Industry Co. Ltd., Class A	33,700	66,633
*	Satellite Chemical Co. Ltd., Class A	80,627	179,192
	SDIC Power Holdings Co. Ltd., Class A	35,400	59,046
	Sealand Securities Co. Ltd., Class A	106,219	52,425
*	Seazen Group Ltd.	1,002,761	162,737
*	Seazen Holdings Co. Ltd., Class A	35,000	56,835
#	S-Enjoy Service Group Co. Ltd.	82,000	39,413
	SF Holding Co. Ltd., Class A	36,400	195,297
	Shaanxi Coal Industry Co. Ltd., Class A	173,700	428,224
*	Shaanxi Construction Machinery Co. Ltd., Class A	31,900	17,607
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	148,364
	Shandong Bohui Paper Industrial Co. Ltd., Class A	35,500	33,737
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	27,542	65,293
*	Shandong Chenming Paper Holdings Ltd., Class H	114,250	33,498
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	15,217
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	27,500	32,001
Ω	Shandong Gold Mining Co. Ltd., Class H	92,000	172,355
	Shandong Head Group Co. Ltd., Class A	6,900	15,979
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	67,260
	Shandong Hi-speed Co. Ltd., Class A	12,100	10,962
	Shandong Hi-Speed New Energy Group Ltd.	188,914	61,479
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	27,500	21,921
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	149,225
*	Shandong Humon Smelting Co. Ltd., Class A	22,300	35,473
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,600	14,087
	Shandong Linglong Tyre Co. Ltd., Class A	16,895	46,241
*	Shandong Longda Meishi Co. Ltd., Class A	15,800	16,306
	Shandong Nanshan Aluminum Co. Ltd., Class A	227,335	96,337

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Pharmaceutical Glass Co. Ltd., Class A	15,200	$57,425
	Shandong Publishing & Media Co. Ltd., Class A	46,300	52,254
	Shandong Sun Paper Industry JSC Ltd., Class A	64,200	109,119
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	3,400	32,095
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	656,800	609,636
	Shandong Xiantan Co. Ltd., Class A	21,200	21,093
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	66,810
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	11,100	15,477
	Shanghai Aiko Solar Energy Co. Ltd., Class A	13,600	36,441
	Shanghai AJ Group Co. Ltd., Class A	48,900	34,839
	Shanghai AtHub Co. Ltd., Class A	12,320	33,453
	Shanghai Bailian Group Co. Ltd., Class A	25,500	35,687
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	5,100	18,357
	Shanghai Baolong Automotive Corp., Class A	3,100	27,166
	Shanghai Baosight Software Co. Ltd., Class A	6,170	35,978
	Shanghai Chinafortune Co. Ltd., Class A	20,100	33,811
	Shanghai Construction Group Co. Ltd., Class A	167,228	60,132
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	8,905	20,216
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	160
*	Shanghai Electric Group Co. Ltd., Class H	538,000	113,416
	Shanghai Electric Power Co. Ltd., Class A	34,100	40,732
	Shanghai Environment Group Co. Ltd., Class A	29,000	37,534
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	80,000	184,596
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	96,000	181,462
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	13,000	4,222
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	5,400	34,793
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	19,812
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	10,700	34,240
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	7,600	39,987
	Shanghai Industrial Holdings Ltd.	170,000	208,016
	Shanghai Industrial Urban Development Group Ltd.	1,013,600	44,709
*	Shanghai International Airport Co. Ltd., Class A	4,100	20,857
	Shanghai Jahwa United Co. Ltd., Class A	4,600	14,682
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,500	33,673
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	16,269
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	18,200	65,672
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	21,534
	Shanghai Lingang Holdings Corp. Ltd., Class A	17,400	25,519
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,300	26,644
	Shanghai M&G Stationery, Inc., Class A	7,700	40,794
	Shanghai Maling Aquarius Co. Ltd., Class A	10,800	10,303
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	34,034
	Shanghai Medicilon, Inc., Class A	1,936	18,958
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,991	52,921
	Shanghai Moons’ Electric Co. Ltd., Class A	2,400	21,631
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	240,600	350,025
	Shanghai Pioneer Holding Ltd.	237,000	58,433
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	19,084
	Shanghai Pudong Development Bank Co. Ltd., Class A	147,134	137,179
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,977	40,970
	Shanghai QiFan Cable Co. Ltd., Class A	4,300	11,354
	Shanghai RAAS Blood Products Co. Ltd., Class A	96,000	91,673
	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	32,664
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	42,600	59,934
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,500	32,604
	Shanghai Stonehill Technology Co. Ltd., Class A	167,900	64,322
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	23,538
	Shanghai Tunnel Engineering Co. Ltd., Class A	82,200	63,270
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	28,124

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	$35,039
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	31,113
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	3,700	7,219
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,570	53,806
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	8,300	27,228
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	19,150
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	31,915
	Shanxi Coking Co. Ltd., Class A	56,160	38,849
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	129,200	152,810
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	53,061
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	70,500	183,406
*	Shanxi Meijin Energy Co. Ltd., Class A	71,000	68,074
	Shanxi Securities Co. Ltd., Class A	61,360	47,129
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	159,000	84,991
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	170,229
*	Shanying International Holding Co. Ltd., Class A	140,300	42,013
	Shede Spirits Co. Ltd., Class A	3,200	50,383
	Shenergy Co. Ltd., Class A	31,800	25,604
*	Shengda Resources Co. Ltd., Class A	12,200	21,216
	Shenghe Resources Holding Co. Ltd., Class A	28,400	41,518
#*Ω	Shengjing Bank Co. Ltd., Class H	152,500	36,590
	Shennan Circuits Co. Ltd., Class A	7,085	67,397
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	51,513
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,100	24,468
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	36,938
*	Shenzhen Airport Co. Ltd., Class A	46,800	43,290
	Shenzhen Aisidi Co. Ltd., Class A	36,600	38,900
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	34,757
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	11,208
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	20,914
	Shenzhen Changhong Technology Co. Ltd., Class A	4,600	11,738
	Shenzhen Colibri Technologies Co. Ltd., Class A	7,300	16,222
*	Shenzhen Comix Group Co. Ltd., Class A	13,300	12,306
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	15,513
	Shenzhen Desay Battery Technology Co., Class A	10,175	44,357
	Shenzhen Dynanonic Co. Ltd., Class A	3,664	39,406
	Shenzhen Energy Group Co. Ltd., Class A	33,500	28,292
	Shenzhen Envicool Technology Co. Ltd., Class A	10,470	36,711
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	34,280	54,471
	Shenzhen Expressway Corp. Ltd., Class H	178,000	146,761
	Shenzhen Gas Corp. Ltd., Class A	35,600	33,014
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	31,501
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	20,674
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,400	27,722
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	43,000	20,829
	Shenzhen Heungkong Holding Co. Ltd., Class A	67,300	17,479
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,100	25,249
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	54,556
	Shenzhen International Holdings Ltd.	560,555	369,475
	Shenzhen Investment Ltd.	1,235,262	181,566
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	28,851
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	20,245
	Shenzhen Kedali Industry Co. Ltd., Class A	3,100	38,503
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	13,500	34,527
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,300	43,260
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	11,700	41,732
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	9,500	13,673
	Shenzhen Leaguer Co. Ltd., Class A	27,100	28,629
	Shenzhen Megmeet Electrical Co. Ltd., Class A	8,600	30,462

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	$17,920
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,621	180,611
	Shenzhen MTC Co. Ltd., Class A	130,000	95,264
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	82,000	34,526
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	2,400	22,355
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	21,551
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	55,797
	Shenzhen SC New Energy Technology Corp., Class A	1,400	13,973
	Shenzhen SED Industry Co. Ltd., Class A	11,400	29,866
	Shenzhen SEG Co. Ltd., Class A	23,000	22,268
	Shenzhen Senior Technology Material Co. Ltd., Class A	17,932	37,669
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	56,277
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	4,400	18,857
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	32,600	44,980
	Shenzhen Sunway Communication Co. Ltd., Class A	17,700	63,406
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	34,951
	Shenzhen Topband Co. Ltd., Class A	20,900	26,784
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	9,091
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	33,572
*	Shenzhen World Union Group, Inc., Class A	62,600	21,862
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	36,700	24,734
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	34,852
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	11,600	13,721
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	16,700	59,948
	Shenzhen Zhenye Group Co. Ltd., Class A	50,900	30,014
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	50,442
	Shenzhou International Group Holdings Ltd.	52,700	517,644
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	48,550	70,227
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	33,840	102,801
*††	Shimao Group Holdings Ltd.	319,500	22,558
	Shinghwa Advanced Material Group Co. Ltd., Class A	3,100	22,024
	Shinva Medical Instrument Co. Ltd., Class A	10,200	33,655
	Shoucheng Holdings Ltd.	738,800	121,005
	Shougang Fushan Resources Group Ltd.	925,525	303,969
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	21,776
	Shui On Land Ltd.	1,562,500	137,739
	Sichuan Chengfei Integration Technology Corp., Class A	7,200	18,916
	Sichuan Chuantou Energy Co. Ltd., Class A	16,200	32,576
	Sichuan Development Lomon Co. Ltd., Class A	39,300	38,341
	Sichuan Expressway Co. Ltd., Class H	138,000	39,714
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	30,233
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	67,597
*	Sichuan Hexie Shuangma Co. Ltd., Class A	11,400	23,810
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	12,147
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,719	89,090
*	Sichuan Lutianhua Co. Ltd., Class A	30,400	17,789
*	Sichuan New Energy Power Co. Ltd., Class A	33,700	53,987
	Sichuan Road & Bridge Group Co. Ltd., Class A	111,300	117,296
	Sichuan Swellfun Co. Ltd., Class A	4,400	36,770
	Sichuan Teway Food Group Co. Ltd., Class A	5,200	10,480
	Sichuan Yahua Industrial Group Co. Ltd., Class A	35,400	68,180
	Sihuan Pharmaceutical Holdings Group Ltd.	1,308,000	110,471
	SIIC Environment Holdings Ltd.	402,300	57,247
*	Silver Grant International Holdings Group Ltd.	674,000	20,656
Ω	Simcere Pharmaceutical Group Ltd.	171,000	149,147
	Sino Biopharmaceutical Ltd.	3,122,250	1,212,928
	Sino Wealth Electronic Ltd., Class A	6,292	21,380
	Sinocare, Inc., Class A	5,900	24,292
	Sinochem International Corp., Class A	74,300	50,483

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinofert Holdings Ltd.	910,000	$103,515
	Sinofibers Technology Co. Ltd., Class A	6,400	27,341
*	Sinolink Worldwide Holdings Ltd.	533,600	7,653
	Sinoma International Engineering Co., Class A	27,000	36,408
	Sinoma Science & Technology Co. Ltd., Class A	39,550	93,497
	Sinomach Automobile Co. Ltd., Class A	35,400	35,370
	Sinomine Resource Group Co. Ltd., Class A	18,620	95,190
	Sinopec Engineering Group Co. Ltd., Class H	168,000	83,960
	Sinopec Kantons Holdings Ltd.	442,000	174,012
*	Sinopec Oilfield Service Corp., Class H	954,000	67,100
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	196,000	26,309
	Sinopharm Group Co. Ltd., Class H	478,000	1,143,033
	Sino-Platinum Metals Co. Ltd., Class A	8,619	17,175
	Sinoseal Holding Co. Ltd., Class A	2,800	14,849
	Sinosoft Co. Ltd., Class A	9,900	41,432
	Sinosteel Engineering & Technology Co. Ltd., Class A	23,300	19,628
	Sinotrans Ltd., Class H	721,000	236,965
	Sinotruk Hong Kong Ltd.	408,000	768,469
	Sinotruk Jinan Truck Co. Ltd., Class A	20,440	41,200
*	Skshu Paint Co. Ltd., Class A	5,300	43,141
	Skyworth Digital Co. Ltd., Class A	21,087	34,793
	Skyworth Group Ltd.	444,825	160,736
Ω	Smoore International Holdings Ltd.	320,000	246,611
	Sobute New Materials Co. Ltd., Class A	5,400	8,712
*	SOHO China Ltd.	884,500	91,585
*	Sohu.com Ltd., ADR	5,397	44,417
	Solargiga Energy Holdings Ltd.	314,000	6,197
	SooChow Securities Co. Ltd., Class A	38,420	42,126
*††	South Manganese Investment Ltd.	460,000	10,934
	Southwest Securities Co. Ltd., Class A	65,000	36,431
	SPIC Industry-Finance Holdings Co. Ltd., Class A	33,200	18,886
	SSY Group Ltd.	765,026	419,635
	State Grid Information & Communication Co. Ltd., Class A	33,100	62,439
*	STO Express Co. Ltd., Class A	36,200	47,315
	Sumavision Technologies Co. Ltd., Class A	15,900	12,118
	Sun Art Retail Group Ltd.	861,500	181,871
#*	Sun King Technology Group Ltd.	278,000	53,026
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,900	32,545
	Sungrow Power Supply Co. Ltd., Class A	2,200	25,352
	Suning Universal Co. Ltd., Class A	97,900	36,779
	Sunny Optical Technology Group Co. Ltd.	177,500	1,487,082
	Sunresin New Materials Co. Ltd., Class A	3,564	26,485
*††Ω	Sunshine 100 China Holdings Ltd.	241,000	1,786
*	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	28,606
	Sunwoda Electronic Co. Ltd., Class A	16,982	37,402
	Suofeiya Home Collection Co. Ltd., Class A	11,900	29,286
	Suplet Power Co. Ltd., Class A	12,012	26,991
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	28,403
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	32,800	83,998
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	35,254
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	20,320
	Suzhou Maxwell Technologies Co. Ltd., Class A	700	11,558
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	25,910
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	10,000	13,405
	SY Holdings Group Ltd.	118,000	75,665
	Symphony Holdings Ltd.	680,000	73,781
	SYoung Group Co. Ltd., Class A	8,100	16,288
	Taiji Computer Corp. Ltd., Class A	5,319	20,855
	Tangrenshen Group Co. Ltd., Class A	38,200	35,134

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tangshan Jidong Cement Co. Ltd., Class A	66,308	$64,828
	TangShan Port Group Co. Ltd., Class A	160,437	78,094
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	41,875
*	Tansun Technology Co. Ltd., Class A	10,940	20,611
	Tasly Pharmaceutical Group Co. Ltd., Class A	33,000	66,803
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	43,076
	TBEA Co. Ltd., Class A	86,450	165,444
	TCL Electronics Holdings Ltd.	327,666	113,970
*	TCL Technology Group Corp., Class A	83,000	44,630
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	33,375	84,260
*	Tech-Bank Food Co. Ltd., Class A	45,700	24,596
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	11,237
	Tencent Holdings Ltd.	466,800	17,275,675
*	Tencent Music Entertainment Group, ADR	137,482	998,119
	Three Squirrels, Inc., Class A	4,300	10,749
	Three’s Co. Media Group Co. Ltd., Class A	3,933	32,352
	Thunder Software Technology Co. Ltd., Class A	1,190	11,434
	Tian An China Investment Co. Ltd.	148,000	71,594
	Tian Di Science & Technology Co. Ltd., Class A	122,500	86,389
#	Tian Lun Gas Holdings Ltd.	35,500	17,249
	Tiande Chemical Holdings Ltd.	68,000	12,526
	Tiangong International Co. Ltd.	390,000	114,636
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	15,300	55,662
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	40,946
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	48,580
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,300	29,780
	Tianjin Port Development Holdings Ltd.	1,006,000	66,933
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	6,700	15,949
	Tianjin Teda Co. Ltd., Class A	34,500	19,089
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	28,900	25,258
*	Tianma Microelectronics Co. Ltd., Class A	37,800	50,643
#	Tianneng Power International Ltd.	346,000	312,431
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	80,687
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	38,959
††	Tianyun International Holdings Ltd.	138,000	51,806
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	16,917
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	6,600	45,529
*	Tibet Summit Resources Co. Ltd., Class A	15,300	29,487
*	Tibet Water Resources Ltd.	405,000	11,379
	Tingyi Cayman Islands Holding Corp.	598,000	793,733
*	Titan Wind Energy Suzhou Co. Ltd., Class A	30,700	55,992
	TK Group Holdings Ltd.	96,000	16,597
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	44,853
	Toly Bread Co. Ltd., Class A	43,431	51,895
	Tomson Group Ltd.	181,895	38,618
	Tong Ren Tang Technologies Co. Ltd., Class H	228,000	173,880
*	Tongcheng Travel Holdings Ltd.	234,400	447,810
*	Tongdao Liepin Group	77,600	57,015
	TongFu Microelectronics Co. Ltd., Class A	38,200	107,250
*	Tongkun Group Co. Ltd., Class A	23,600	46,616
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	24,273
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	65,049
	Tongwei Co. Ltd., Class A	46,237	172,708
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	27,259
	Top Spring International Holdings Ltd.	91,000	6,052
*	Topchoice Medical Corp., Class A	2,200	26,957
*	Topsec Technologies Group, Inc., Class A	32,900	42,279
Ω	Topsports International Holdings Ltd.	636,000	534,839
	Towngas Smart Energy Co. Ltd.	240,564	99,651

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	TPV Technology Co. Ltd., Class A	145,100	$55,251
	Transfar Zhilian Co. Ltd., Class A	55,900	37,906
	TravelSky Technology Ltd., Class H	192,000	303,309
*	Trigiant Group Ltd.	330,000	13,752
	Trina Solar Co. Ltd., Class A	17,969	73,372
*	Trip.com Group Ltd., ADR	23,527	799,918
*	Trip.com Group Ltd.	45,650	1,555,826
*	Triumph New Energy Co. Ltd., Class H	38,000	19,080
	Truking Technology Ltd., Class A	19,000	29,233
	Truly International Holdings Ltd.	670,000	68,766
#Ω	Tsaker New Energy Tech Co. Ltd.	108,500	15,382
	Tsingtao Brewery Co. Ltd., Class H	86,000	652,183
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	114,400	34,098
*	Tuniu Corp., Sponsored ADR	18,660	16,383
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,799	28,857
	Unilumin Group Co. Ltd., Class A	33,796	29,612
	Uni-President China Holdings Ltd.	628,000	427,411
*	Unisplendour Corp. Ltd., Class A	16,900	45,347
	United Energy Group Ltd.	3,440,000	549,269
*	United Strength Power Holdings Ltd.	30,000	20,970
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	47,271
	Valiant Co. Ltd., Class A	20,600	48,371
	Vats Liquor Chain Store Management JSC Ltd., Class A	8,000	22,027
	Vatti Corp. Ltd., Class A	23,800	19,160
Ω	VCredit Holdings Ltd.	23,000	6,671
#*Ω	Venus MedTech Hangzhou, Inc., Class H	87,000	49,351
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	54,821
#	Vinda International Holdings Ltd.	120,000	296,548
*	Vipshop Holdings Ltd., ADR	133,611	1,905,293
*Ω	Viva Biotech Holdings	346,000	56,718
*	Vnet Group, Inc., ADR	32,709	105,159
	Walvax Biotechnology Co. Ltd., Class A	3,000	9,550
	Wangneng Environment Co. Ltd., Class A	12,800	26,026
	Wangsu Science & Technology Co. Ltd., Class A	58,700	56,297
	Wanguo International Mining Group Ltd.	30,000	11,976
	Wanhua Chemical Group Co. Ltd., Class A	31,100	377,245
	Want Want China Holdings Ltd.	1,279,000	794,719
	Wanxiang Qianchao Co. Ltd., Class A	70,300	49,703
	Wasion Holdings Ltd.	212,000	78,392
	Wasu Media Holding Co. Ltd., Class A	48,500	48,143
	Weaver Network Technology Co. Ltd., Class A	2,160	14,744
	Weibo Corp., Sponsored ADR	20,577	243,426
	Weichai Power Co. Ltd., Class H	372,000	556,817
	Weifu High-Technology Group Co. Ltd., Class A	15,900	35,103
	Weihai Guangwei Composites Co. Ltd., Class A	14,160	49,592
*	Weiqiao Textile Co., Class H	176,000	35,976
	Wellhope Foods Co. Ltd., Class A	19,600	23,618
	Wens Foodstuffs Group Co. Ltd., Class A	66,400	170,530
	West China Cement Ltd.	984,000	89,388
	Western Mining Co. Ltd., Class A	33,100	56,904
	Western Securities Co. Ltd., Class A	63,600	57,891
	Western Superconducting Technologies Co. Ltd., Class A	4,368	27,388
#	Wharf Holdings Ltd.	357,000	905,868
*	WiMi Hologram Cloud, Inc., ADR	127	75
	Winall Hi-Tech Seed Co. Ltd., Class A	15,600	19,459
	Windey Energy Technology Group Co. Ltd., Class A	8,190	11,880
*	Wingtech Technology Co. Ltd., Class A	12,100	82,361
	Winner Medical Co. Ltd., Class A	9,300	51,075
	Winning Health Technology Group Co. Ltd., Class A	29,300	29,834

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wolong Electric Group Co. Ltd., Class A	27,800	$42,685
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	75,725
	Wuhan DR Laser Technology Corp. Ltd., Class A	2,600	23,420
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	19,543
	Wuhan Guide Infrared Co. Ltd., Class A	30,903	33,476
	Wuhu Token Science Co. Ltd., Class A	56,700	50,080
	Wuliangye Yibin Co. Ltd., Class A	22,600	481,751
	WUS Printed Circuit Kunshan Co. Ltd., Class A	17,723	47,458
	Wushang Group Co. Ltd., Class A	15,200	17,928
#Ω	WuXi AppTec Co. Ltd., Class H	41,539	499,155
	Wuxi Autowell Technology Co. Ltd., Class A	1,845	34,467
*Ω	Wuxi Biologics Cayman, Inc.	149,500	929,552
*	Wuxi Boton Technology Co. Ltd., Class A	6,600	14,491
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	25,300	96,996
	Wuxi NCE Power Co. Ltd., Class A	4,600	24,330
*	Wuxi Taiji Industry Co. Ltd., Class A	58,300	51,562
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	14,691
	XCMG Construction Machinery Co. Ltd., Class A	113,800	89,126
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	247,000	91,856
	Xiamen Bank Co. Ltd., Class A	56,200	40,730
	Xiamen C & D, Inc., Class A	29,400	39,285
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	19,900	20,007
	Xiamen Faratronic Co. Ltd., Class A	4,100	55,947
	Xiamen International Airport Co. Ltd., Class A	7,280	12,623
	Xiamen Intretech, Inc., Class A	21,020	50,178
	Xiamen ITG Group Corp. Ltd., Class A	48,620	45,667
	Xiamen Jihong Technology Co. Ltd., Class A	9,000	25,187
	Xiamen Kingdomway Group Co., Class A	12,523	31,308
	Xiamen Tungsten Co. Ltd., Class A	33,400	77,405
	Xiamen Xiangyu Co. Ltd., Class A	52,100	45,669
*	Xi’an Tian He Defense Technology Co. Ltd., Class A	14,100	21,353
	Xi’an Triangle Defense Co. Ltd., Class A	9,800	38,460
	Xiandai Investment Co. Ltd., Class A	58,000	32,111
	Xiangcai Co. Ltd., Class A	34,400	38,280
	Xianhe Co. Ltd., Class A	10,700	26,258
*Ω	Xiaomi Corp., Class B	445,600	798,971
	Xilinmen Furniture Co. Ltd., Class A	8,700	22,836
*	Xinfengming Group Co. Ltd., Class A	40,600	69,914
	Xingda International Holdings Ltd.	396,904	67,030
	Xingfa Aluminium Holdings Ltd.	55,000	45,042
	Xinhu Zhongbao Co. Ltd., Class A	168,300	54,772
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	108,442
	Xinhuanet Co. Ltd., Class A	8,300	28,937
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	19,658
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	29,830
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	51,100	46,774
#*	Xinte Energy Co. Ltd., Class H	126,400	192,083
*	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	18,325
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	28,656
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	57,747
#	Xinyi Energy Holdings Ltd.	712,336	124,781
	Xinyi Solar Holdings Ltd.	1,454,273	855,853
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	53,290
*	Xiwang Foodstuffs Co. Ltd., Class A	29,300	18,225
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	12,100	20,795
*	XPeng, Inc., Class A	68,500	497,774
	Xtep International Holdings Ltd.	444,607	404,207
	Xuji Electric Co. Ltd., Class A	15,700	36,892
*	Xunlei Ltd., ADR	27,524	39,084

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Yadea Group Holdings Ltd.	402,000	$733,794
*	YaGuang Technology Group Co. Ltd., Class A	10,100	12,954
*	Yanchang Petroleum International Ltd.	79,000	4,038
	Yangling Metron New Material, Inc., Class A	7,820	42,651
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	44,033
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	8,400	43,613
	Yankershop Food Co. Ltd., Class A	5,400	58,171
	Yankuang Energy Group Co. Ltd., Class H	643,000	1,116,735
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	9,500	35,788
	Yantai China Pet Foods Co. Ltd., Class A	6,800	22,776
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	32,451
	Yantai Eddie Precision Machinery Co. Ltd., Class A	13,900	31,057
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,800	53,958
*	YanTai Shuangta Food Co. Ltd., Class A	9,700	6,155
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,600	15,058
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	12,800	20,902
*	Yeahka Ltd.	24,800	45,356
	Yealink Network Technology Corp. Ltd., Class A	10,080	45,986
	Yeebo International Holdings Ltd.	76,000	27,287
	YGSOFT, Inc., Class A	22,752	18,056
	Yibin Tianyuan Group Co. Ltd., Class A	18,531	13,932
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	156,200	165,577
*	Yifan Pharmaceutical Co. Ltd., Class A	27,300	51,558
	Yifeng Pharmacy Chain Co. Ltd., Class A	5,180	23,204
#	Yihai International Holding Ltd.	183,000	333,042
	Yintai Gold Co. Ltd., Class A	44,860	82,994
	Yip’s Chemical Holdings Ltd.	84,000	15,676
*	Yiren Digital Ltd., Sponsored ADR	28,141	62,192
Ω	Yixin Group Ltd.	380,500	30,172
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	37,496
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	53,487
	YongXing Special Materials Technology Co. Ltd., Class A	12,650	86,516
	Yonyou Network Technology Co. Ltd., Class A	4,300	9,631
	Yotrio Group Co. Ltd., Class A	69,200	29,985
	Youngor Group Co. Ltd., Class A	66,020	60,924
*	Youzu Interactive Co. Ltd., Class A	14,500	21,876
	YTO Express Group Co. Ltd., Class A	55,100	102,319
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	27,043
	Yuexiu Property Co. Ltd.	670,800	697,738
	Yuexiu Transport Infrastructure Ltd.	238,000	122,992
	Yum China Holdings, Inc.	43,070	2,263,309
	Yunda Holding Co. Ltd., Class A	56,710	70,682
	Yunnan Aluminium Co. Ltd., Class A	64,800	123,178
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	34,046
	Yunnan Copper Co. Ltd., Class A	41,200	62,121
	Yunnan Energy New Material Co. Ltd., Class A	14,200	130,333
	Yunnan Tin Co. Ltd., Class A	46,900	90,594
	Yusys Technologies Co. Ltd., Class A	17,600	40,208
	Yutong Bus Co. Ltd., Class A	43,440	80,989
	Zangge Mining Co. Ltd., Class A	28,500	87,219
	ZBOM Home Collection Co. Ltd., Class A	7,056	18,746
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,500	51,331
#	Zhaojin Mining Industry Co. Ltd., Class H	274,000	339,691
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	8,500	18,279
	Zhefu Holding Group Co. Ltd., Class A	88,200	44,602
*	Zhejiang Century Huatong Group Co. Ltd., Class A	54,880	44,014
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	14,964
	Zhejiang Chint Electrics Co. Ltd., Class A	11,102	35,080
	Zhejiang Communications Technology Co. Ltd., Class A	58,220	30,454

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	25,400	$18,190
	Zhejiang Crystal-Optech Co. Ltd., Class A	30,600	57,709
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	60,693
	Zhejiang Dingli Machinery Co. Ltd., Class A	8,880	66,129
	Zhejiang Expressway Co. Ltd., Class H	298,000	224,315
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	12,954
	Zhejiang Hailiang Co. Ltd., Class A	63,100	93,101
	Zhejiang HangKe Technology, Inc. Co., Class A	6,400	21,498
	Zhejiang Hangmin Co. Ltd., Class A	18,000	20,895
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	34,884
	Zhejiang Huace Film & Television Co. Ltd., Class A	40,800	31,368
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	36,300	80,262
	Zhejiang Huayou Cobalt Co. Ltd., Class A	15,880	79,921
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	44,663
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	11,200	30,603
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	22,048
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	9,800	58,277
*	Zhejiang Jingu Co. Ltd., Class A	27,500	29,328
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	45,458
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	51,071
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	85,339
	Zhejiang Juhua Co. Ltd., Class A	44,800	92,748
	Zhejiang Medicine Co. Ltd., Class A	26,043	38,608
	Zhejiang Meida Industrial Co. Ltd., Class A	14,800	21,443
*	Zhejiang Narada Power Source Co. Ltd., Class A	18,900	34,614
	Zhejiang NHU Co. Ltd., Class A	53,976	119,344
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	107,090	53,879
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	5,296	28,463
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,600	16,563
	Zhejiang Runtu Co. Ltd., Class A	37,200	33,981
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	6,000	23,206
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	55,981
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	15,779
	Zhejiang Supor Co. Ltd., Class A	8,250	56,570
	Zhejiang Tiantie Industry Co. Ltd., Class A	17,409	13,226
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	23,037
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	41,400	28,770
*	Zhejiang Wanliyang Co. Ltd., Class A	40,300	43,647
	Zhejiang Wanma Co. Ltd., Class A	18,100	26,042
	Zhejiang Wansheng Co. Ltd., Class A	7,100	11,011
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	24,477	60,037
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	52,968
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	28,484
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	31,100	49,683
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	22,120	29,570
	Zhejiang Yankon Group Co. Ltd., Class A	40,200	19,069
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	17,724
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	56,459
	Zhejiang Yongtai Technology Co. Ltd., Class A	17,200	29,878
	Zhende Medical Co. Ltd., Class A	2,900	10,213
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	94,161
	Zheshang Securities Co. Ltd., Class A	34,300	47,238
*	Zhihu, Inc.	9,700	18,293
*	Zhong An Group Ltd.	1,185,000	17,096
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	139,800	383,138
	Zhongjin Gold Corp. Ltd., Class A	63,500	94,401
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	36,469
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	20,250
	Zhongsheng Group Holdings Ltd.	281,500	650,067

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhongtai Securities Co. Ltd., Class A	43,600	$42,676
*††	Zhongtian Financial Group Co. Ltd., Class A	187,255	7,676
*	Zhongyu Energy Holdings Ltd.	189,477	133,171
	Zhongyuan Environment-Protection Co. Ltd., Class A	18,500	18,136
Ω	Zhou Hei Ya International Holdings Co. Ltd.	319,000	105,263
*	Zhuguang Holdings Group Co. Ltd.	392,000	20,273
	Zhuhai Huafa Properties Co. Ltd., Class A	66,300	76,077
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	81,600	263,353
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,600	42,963
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	80,506
	Zijin Mining Group Co. Ltd., Class H	918,000	1,420,064
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	211,488
	ZTE Corp., Class H	62,960	139,913
	ZTO Express Cayman, Inc., ADR	31,711	747,428
	ZTO Express Cayman, Inc.	10,650	249,450

TOTAL CHINA			250,943,781

COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	48,278	167,095
	BAC Holding International Corp.	90,297	4,563
	Banco de Bogota SA	4,188	25,335
	Bancolombia SA, Sponsored ADR	6,041	153,320
	Bancolombia SA	11,677	83,265
	Celsia SA ESP	63,916	37,696
	Cementos Argos SA	86,980	100,082
*	CEMEX Latam Holdings SA	45,944	28,397
	Corp. Financiera Colombiana SA	28,515	87,430
	Ecopetrol SA	285,711	168,192
	Grupo Argos SA	65,580	142,122
	Grupo Energia Bogota SA ESP	108,559	43,914
	Interconexion Electrica SA ESP	26,490	93,320
	Mineros SA	60,974	25,895
	Promigas SA ESP	11,599	11,974

TOTAL COLOMBIA			1,172,600

CZECH REPUBLIC — (0.1%)
	CEZ AS	17,653	755,664
	Komercni Banka AS	9,798	287,165
Ω	Moneta Money Bank AS	77,132	298,206
	Philip Morris CR AS	62	42,686

TOTAL CZECH REPUBLIC			1,383,721

DENMARK — (2.0%)
*	ALK-Abello AS	37,080	411,604
	Alm Brand AS	295,280	427,356
#*	Ambu AS, Class B	43,201	426,362
#	AP Moller - Maersk AS, Class A	233	380,433
	AP Moller - Maersk AS, Class B	283	471,543
*	Bang & Olufsen AS	38,004	46,480
	BankNordik P	1,133	25,462
#*	Bavarian Nordic AS	21,834	416,165
#*	Bioporto AS	51,729	12,064
*	Brodrene Hartmann AS	1,239	61,686
	Carlsberg AS, Class B	13,795	1,643,993
#	cBrain AS	802	20,749
	Chemometec AS	3,355	138,794
	Chr Hansen Holding AS	22,732	1,551,225
	Coloplast AS, Class B	17,702	1,846,041

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Columbus AS	29,642	$25,629
	D/S Norden AS	14,223	808,099
	Danske Bank AS	82,240	1,929,245
*	Demant AS	24,426	932,085
	Dfds AS	16,993	490,880
	DSV AS	14,444	2,158,543
	FLSmidth & Co. AS	16,862	632,375
*	Genmab AS	6,237	1,763,093
*	GN Store Nord AS	46,652	778,458
	H Lundbeck AS	84,355	440,927
	H Lundbeck AS, Class A	19,427	87,882
*	H+H International AS, Class B	7,342	83,141
*	Huscompagniet AS	3,255	18,549
	ISS AS	48,840	706,836
	Jeudan AS	1,549	50,290
*	Jyske Bank AS	23,137	1,630,565
	Matas AS	11,391	148,312
#*Ω	Netcompany Group AS	15,725	492,017
*	Nilfisk Holding AS	5,306	85,300
*	NKT AS	17,877	898,842
*Ω	NNIT AS	1,070	12,292
	North Media AS	2,639	21,384
	Novo Nordisk AS, Class B	284,320	27,430,115
	Novozymes AS, Class B	32,937	1,480,286
#*	NTG Nordic Transport Group AS, Class A	2,754	109,309
Ω	Orsted AS	6,589	318,375
	Pandora AS	38,224	4,335,385
	Parken Sport & Entertainment AS	2,257	39,666
	Per Aarsleff Holding AS	8,213	359,239
	Ringkjoebing Landbobank AS	9,915	1,351,402
	Rockwool AS, Class A	1,772	392,413
	Rockwool AS, Class B	3,334	741,891
	Royal Unibrew AS	19,787	1,431,367
*	RTX AS	3,370	35,615
Ω	Scandinavian Tobacco Group AS, Class A	40,976	608,431
	Schouw & Co. AS	5,347	329,977
	Solar AS, Class B	2,972	177,356
#	SP Group AS	2,487	70,546
	Spar Nord Bank AS	38,522	583,670
	Sparekassen Sjaelland-Fyn AS	1,733	50,875
	Sydbank AS	27,804	1,207,796
	Tivoli AS	652	67,114
	Topdanmark AS	16,517	740,359
	TORM PLC, Class A	14,637	446,694
	Tryg AS	76,280	1,489,562
	UIE PLC	6,390	163,139
*	Vestas Wind Systems AS	62,345	1,351,313
*	Zealand Pharma AS	11,773	489,036

TOTAL DENMARK			67,875,632

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	121,020	137,729
*	EFG Holding S.A.E., GDR	10,327	6,093

TOTAL EGYPT			143,822

FINLAND — (1.0%)
	Aktia Bank OYJ	18,893	178,460
	Alma Media OYJ	9,053	83,658

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Anora Group OYJ	6,744	$29,217
	Atria OYJ	5,381	59,320
#	Bittium OYJ	6,855	30,531
	Cargotec OYJ, Class B	11,732	463,087
	Caverion OYJ	7,388	66,732
	Citycon OYJ	15,706	83,076
	Digia OYJ	4,257	22,530
	Elisa OYJ	28,906	1,226,348
Ω	Enento Group OYJ	1,242	22,103
	eQ OYJ	496	7,683
	Evli OYJ, Class B	487	9,202
#*	Finnair OYJ	60,042	3,663
	Fiskars OYJ Abp	10,162	155,645
	Fortum OYJ	141,859	1,684,353
	F-Secure OYJ	25,473	45,901
#	Gofore OYJ	1,634	37,874
	Harvia OYJ	3,359	82,771
	Huhtamaki OYJ	43,186	1,484,569
*	Incap OYJ	4,186	26,386
	Kamux Corp.	6,742	36,422
	Kemira OYJ	52,274	846,371
	Kesko OYJ, Class A	26,968	464,874
	Kesko OYJ, Class B	90,500	1,530,490
	Kojamo OYJ	28,584	244,188
	Kone OYJ, Class B	37,069	1,605,212
	Konecranes OYJ	25,881	848,592
	Lassila & Tikanoja OYJ	12,854	127,414
*	Mandatum OYJ	32,215	124,485
	Marimekko OYJ	9,643	111,280
	Metsa Board OYJ, Class A	945	8,179
	Metsa Board OYJ, Class B	59,913	453,641
	Metso OYJ	145,047	1,277,926
	Musti Group OYJ	9,091	179,363
	Neste OYJ	34,558	1,161,423
	Nokia OYJ	451,005	1,501,358
#	Nokia OYJ, Sponsored ADR	124,601	412,429
#	Nokian Renkaat OYJ	52,616	397,912
	Nordea Bank Abp	204,982	2,158,928
	Olvi OYJ, Class A	5,575	165,036
	Oma Saastopankki OYJ	1,744	38,396
	Oriola OYJ, Class A	5,192	5,859
	Oriola OYJ, Class B	53,784	52,560
	Orion OYJ, Class A	8,341	331,101
	Orion OYJ, Class B	35,149	1,398,421
#	Outokumpu OYJ	140,430	576,224
*	Pihlajalinna OYJ	3,618	28,208
	Ponsse OYJ	3,929	103,264
	Puuilo OYJ	13,361	111,882
*	QT Group OYJ	5,398	315,759
	Raisio OYJ, Class V	52,139	109,411
	Rapala VMC OYJ	4,345	12,868
	Revenio Group OYJ	7,382	171,758
	Sampo OYJ, Class A	32,215	1,266,978
	Sanoma OYJ	33,718	261,061
	Scanfil OYJ	2,546	20,557
*	Stockmann OYJ Abp, Class B	4,656	10,830
	Stora Enso OYJ, Class R	131,238	1,577,270
	Taaleri OYJ	2,827	25,240
#	Talenom OYJ	3,546	19,243

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
Ω	Terveystalo OYJ	25,592	$177,003
	TietoEVRY OYJ	45,043	944,981
	Tokmanni Group Corp.	24,258	327,570
	UPM-Kymmene OYJ	78,731	2,651,339
	Uponor OYJ	16,645	504,303
	Vaisala OYJ, Class A	5,773	196,731
	Valmet OYJ	61,452	1,379,066
	Verkkokauppa.com OYJ	1,289	3,318
	Wartsila OYJ Abp	60,422	721,046
#*	WithSecure OYJ	26,041	23,455
	YIT OYJ	51,764	92,111

TOTAL FINLAND			32,916,445

FRANCE — (5.5%)
	ABC arbitrage	10,604	54,281
	Accor SA	34,620	1,104,468
	Aeroports de Paris SA	7,641	858,075
*	Air France-KLM	15,284	172,877
	Air Liquide SA	17,524	3,002,775
	Airbus SE	31,949	4,283,599
	AKWEL SADIR	4,438	68,265
Ω	ALD SA	66,382	446,509
	Alstom SA	62,813	850,643
	Altamir	4,354	116,585
	Alten SA	10,685	1,262,198
Ω	Amundi SA	14,335	748,851
*Ω	Aramis Group SAS	2,659	9,067
	Arkema SA	26,817	2,512,827
	Assystem SA	2,373	94,835
#*	Atos SE	33,872	237,503
	Aubay	3,407	114,180
	AXA SA	95,327	2,824,579
	Axway Software SA	3,324	80,169
*	Bastide le Confort Medical	1,878	41,473
	Beneteau SACA	12,619	152,262
*	Bigben Interactive	6,565	19,421
	BioMerieux	9,161	879,570
	BNP Paribas SA	75,527	4,343,105
	Boiron SA	2,514	104,878
	Bollore SE	129,190	705,254
#	Bonduelle SCA	6,634	70,265
*††	Bourbon Corp. SA	4,401	0
	Bouygues SA	62,481	2,198,020
	Bureau Veritas SA	75,958	1,730,154
	Capgemini SE	28,632	5,060,100
	Carrefour SA	115,852	2,031,055
	Catana Group	7,299	44,122
	CBo Territoria	9,164	34,227
*	Cegedim SA	2,736	49,796
*	CGG SA	285,967	202,342
	Chargeurs SA	6,313	48,999
	Cie de Saint-Gobain SA	91,785	4,996,239
	Cie des Alpes	8,548	120,091
	Cie Generale des Etablissements Michelin SCA	127,304	3,782,005
	Cie Plastic Omnium SE	23,047	259,141
#*	Claranova SE	4,482	6,487
#	Clariane SE	31,391	118,624
	Coface SA	41,198	497,066
	Credit Agricole SA	102,161	1,233,583

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Danone SA	26,813	$1,595,118
	Dassault Aviation SA	2,660	528,779
	Dassault Systemes SE	13,035	536,956
	Derichebourg SA	50,289	217,991
	Edenred SE	25,685	1,367,250
	Eiffage SA	35,461	3,218,106
*	Ekinops SAS	1,330	6,127
	Electricite de Strasbourg SA	236	23,606
#*Ω	Elior Group SA	49,560	94,035
	Elis SA	68,675	1,126,268
	Engie SA	136,830	2,176,265
	Equasens	1,457	99,825
	Eramet SA	3,410	236,137
*	ESI Group	121	19,077
	EssilorLuxottica SA	11,553	2,092,057
	Etablissements Maurel et Prom SA	23,457	139,625
	Eurazeo SE	12,738	718,126
*	Euroapi SA	1,821	9,542
	Eurofins Scientific SE	35,800	1,816,340
Ω	Euronext NV	20,397	1,422,458
#	Eutelsat Communications SACA	56,099	239,558
*	Exclusive Networks SA	6,564	104,381
	Exel Industries SA, Class A	664	31,485
	Fnac Darty SA	5,747	135,042
*	Forvia SE	55,478	935,131
	Gaztransport Et Technigaz SA	11,256	1,439,755
#*	Genfit SA	1,889	6,101
	Getlink SE	82,382	1,330,361
	GL Events SACA	2,338	39,946
	Groupe Crit SA	1,957	128,408
#	Guerbet	2,805	51,350
	Hermes International SCA	2,241	4,181,314
*	ID Logistics Group SACA	1,050	284,504
	Imerys SA	14,116	374,290
	Infotel SA	904	41,531
	Ipsen SA	10,798	1,276,242
	IPSOS SA	18,653	906,489
	Jacquet Metals SACA	5,320	84,468
*	JCDecaux SE	25,274	395,394
	Kaufman & Broad SA	5,175	137,691
	Kering SA	5,832	2,371,883
Ω	La Francaise des Jeux SAEM	28,879	931,548
	Lacroix Group SA	96	2,693
	Laurent-Perrier	567	70,809
	Lectra	12,530	317,538
	Legrand SA	20,651	1,786,443
	Linedata Services	520	28,512
	LISI SA	3,575	82,761
	LNA Sante SA	2,659	57,033
	L’Oreal SA	12,762	5,364,257
*	Lumibird.	756	10,839
	LVMH Moet Hennessy Louis Vuitton SE	21,810	15,614,441
Ω	Maisons du Monde SA	11,816	59,418
	Manitou BF SA	3,915	82,633
	Mersen SA	8,753	290,622
	Metropole Television SA	9,947	124,675
#*	Nacon SA	4,267	6,553
Ω	Neoen SA	14,475	382,240
	Nexans SA	10,687	757,058

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Nexity SA	17,096	$238,873
	NRJ Group	7,862	53,588
	Oeneo SA	10,332	142,186
*	OL Groupe SA	1,254	2,759
	Orange SA	550,622	6,476,439
	Pernod Ricard SA	3,731	662,537
*	Pierre Et Vacances SA	36,881	49,506
*	Plastiques Du Val De Loire	4,753	11,872
#*	Prodways Group SA	1,508	1,484
	Publicis Groupe SA	39,525	3,009,564
	Quadient SA	14,264	298,221
#*††	Recylex SA	5,631	0
	Renault SA	50,417	1,768,841
	Rexel SA	90,924	1,856,920
	Robertet SA	129	105,051
	Rubis SCA	20,555	447,535
	Safran SA	22,779	3,558,523
	Sanofi SA	46,172	4,192,705
	Sartorius Stedim Biotech	1,722	322,398
	Savencia SA	1,952	114,443
	Schneider Electric SE	20,037	3,082,870
	SCOR SE	56,733	1,693,732
	SEB SA	7,196	711,586
	Seche Environnement SACA	1,233	127,070
	SES SA	146,807	856,544
#*	SES-imagotag SA	776	77,692
*Ω	SMCP SA	11,700	41,592
	Societe BIC SA	9,439	592,469
	Societe Generale SA	89,835	2,018,752
	Societe LDC SADIR.	481	63,104
	Societe pour l’Informatique Industrielle	3,659	174,065
	Sodexo SA	15,146	1,602,880
*	SOITEC	4,812	718,219
	Sopra Steria Group SACA	6,271	1,125,872
	SPIE SA	40,989	1,077,909
	Stef SA	2,121	228,091
	STMicroelectronics NV	49,318	1,880,007
	STMicroelectronics NV	25,531	969,667
	Sword Group	2,456	89,268
	Synergie SE	3,392	106,413
	Technip Energies NV	47,172	1,033,527
	Teleperformance SE	9,074	1,043,888
#	Television Francaise 1 SA	16,669	117,598
	TFF Group.	357	15,742
	Thales SA	11,933	1,761,043
	Thermador Groupe	1,402	99,645
	Tikehau Capital SCA	7,753	159,974
	Totalenergies EP Gabon	398	66,960
	TotalEnergies SE	367,675	24,581,829
	Trigano SA	4,185	549,561
*	Ubisoft Entertainment SA	34,989	997,669
	Valeo SE	81,800	1,080,831
*	Vallourec SACA	60,286	724,062
#*	Vantiva SA	27,250	3,726
	Veolia Environnement SA, ADR	2,434	33,200
	Veolia Environnement SA	49,807	1,364,732
Ω	Verallia SA	26,027	846,305
	Vetoquinol SA	997	84,070
	Vicat SACA	7,099	217,963

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Vinci SA	41,039	$4,537,864
	Virbac SACA	759	217,930
	Vivendi SE	155,807	1,397,199
*	Voltalia SA	10,199	85,292
	Vranken-Pommery Monopole SA	1,450	23,795
	Wavestone	2,037	92,660
*Ω	Worldline SA	51,725	657,728
*Ω	X-Fab Silicon Foundries SE	12,661	114,712
*	Xilam Animation SA	1,060	4,869

TOTAL FRANCE.			187,945,271

GERMANY — (4.3%)
	1&1 AG	16,395	282,015
	3U Holding AG	2,148	5,318
	7C Solarparken AG	19,921	68,274
	Adesso SE	970	91,704
	adidas AG	11,053	1,965,309
	All for One Group SE	816	31,621
	Allgeier SE	1,536	34,685
	Allianz SE	22,625	5,299,736
	Allianz SE, ADR	4,905	114,532
	Amadeus Fire AG	1,665	192,264
#*	Aroundtown SA	171,786	388,205
	Atoss Software AG	1,346	284,378
	Aurubis AG	14,817	1,221,468
#*Ω	Auto1 Group SE	8,828	51,964
	BASF SE	97,774	4,517,858
#	Basler AG	4,284	35,412
	Bayer AG	137,650	5,947,658
	Bayerische Motoren Werke AG	42,440	3,947,103
	BayWa AG	6,370	212,645
	Bechtle AG	28,302	1,264,896
Ω	Befesa SA	5,912	172,946
	Beiersdorf AG	1,836	241,471
	Bertrandt AG	2,149	103,637
	Bijou Brigitte AG	1,462	53,749
	Bilfinger SE	9,116	334,563
*	Borussia Dortmund GmbH & Co. KGaA	20,663	81,325
#	BRANICKS Group AG	13,392	55,416
	Brenntag SE	45,305	3,368,952
	CANCOM SE	9,259	231,163
	Carl Zeiss Meditec AG	3,404	295,578
*	Ceconomy AG	58,585	111,471
	CENIT AG	2,982	37,459
	Cewe Stiftung & Co. KGAA	3,602	326,900
*	Cherry SE	1,642	3,981
	Commerzbank AG	179,023	1,930,862
	CompuGroup Medical SE & Co. KgaA	9,159	335,832
	Continental AG	17,707	1,156,072
*Ω	Covestro AG	51,830	2,625,820
	CropEnergies AG	12,538	107,958
	CTS Eventim AG & Co. KGaA	19,872	1,203,173
	Daimler Truck Holding AG	82,576	2,594,556
*Ω	Delivery Hero SE	14,985	382,958
	Dermapharm Holding SE	6,140	237,628
#	Deutsche Bank AG	255,428	2,810,994
	Deutsche Beteiligungs AG	5,951	176,675
	Deutsche Boerse AG	12,356	2,033,754
	Deutsche EuroShop AG	3,061	55,608

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Deutsche Lufthansa AG	125,694	$881,362
#Ω	Deutsche Pfandbriefbank AG	53,506	357,868
	Deutsche Post AG	113,527	4,432,491
	Deutsche Telekom AG	482,206	10,465,637
	Deutsche Wohnen SE	6,767	145,615
	DMG Mori AG	1,459	66,663
*	Dr Hoenle AG	1,020	19,303
	Draegerwerk AG & Co. KGaA	1,349	60,767
	Duerr AG	19,516	401,552
Ω	DWS Group GmbH & Co. KGaA	10,726	314,851
	E.ON SE	184,408	2,194,109
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,988	117,875
	EDAG Engineering Group AG	4,778	63,245
#	Elmos Semiconductor SE	2,766	181,507
	ElringKlinger AG	12,064	68,077
*	Encavis AG	31,289	408,591
	Energiekontor AG	4,020	297,172
	Evonik Industries AG	60,315	1,110,090
*	Evotec SE	2,789	48,222
	Fabasoft AG	1,210	22,438
	Fielmann Group AG	8,958	385,854
#*	flatexDEGIRO AG	23,468	238,036
	FORTEC Elektronik AG	461	11,217
*	Fraport AG Frankfurt Airport Services Worldwide	14,456	718,456
	Freenet AG	53,644	1,361,640
	Fresenius Medical Care AG & Co. KGaA	56,929	1,891,532
	Fresenius SE & Co. KGaA	62,678	1,612,283
	FUCHS SE	7,081	237,810
	GEA Group AG	47,065	1,609,642
	Gerresheimer AG	13,324	1,242,772
	Gesco SE	3,358	74,313
	GFT Technologies SE	10,615	317,647
*	Grand City Properties SA	19,854	177,536
	GRENKE AG	7,467	160,019
	H&R GmbH & Co. KGaA	5,091	25,488
#	Hamburger Hafen und Logistik AG	10,213	181,350
	Hannover Rueck SE	6,887	1,520,741
#Ω	Hapag-Lloyd AG	3,484	503,908
	Hawesko Holding SE	778	25,597
	Heidelberg Materials AG	30,316	2,200,740
#*	Heidelberger Druckmaschinen AG	104,154	124,941
	Hella GmbH & Co. KGaA	1,838	139,972
*	HelloFresh SE	52,095	1,139,484
	Henkel AG & Co. KGaA	10,200	644,644
	Hensoldt AG	15,320	453,965
*	Highlight Communications AG	2,448	7,135
	HOCHTIEF AG	6,878	712,507
	Hornbach Holding AG & Co. KGaA	3,806	227,233
	Hugo Boss AG	20,776	1,215,084
*	Hypoport SE	159	19,464
	Indus Holding AG	8,118	158,071
	Infineon Technologies AG	97,100	2,836,311
	Infineon Technologies AG, ADR	2,548	74,351
	Init Innovation in Traffic Systems SE	1,931	52,746
Ω	Instone Real Estate Group SE	7,603	43,391
	IVU Traffic Technologies AG	3,385	50,015
	Jenoptik AG	11,778	279,765
Ω	JOST Werke SE	4,249	194,972
*	Katek SE	1,396	15,281

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	KION Group AG	29,038	$890,946
	Kloeckner & Co. SE	10,042	62,344
	Kloeckner & Co. SE	24,416	249,241
	Knaus Tabbert AG	1,345	61,575
	Knorr-Bremse AG	15,307	854,965
*	Koenig & Bauer AG	5,320	60,699
	Kontron AG	11,418	230,141
	Krones AG	4,622	450,520
	KWS Saat SE & Co. KGaA	3,213	181,949
	Lanxess AG	30,625	701,759
*	LEG Immobilien SE	15,184	949,177
	Leifheit AG	2,142	35,556
*	Manz AG	584	5,201
*	Medios AG	4,391	69,139
	Mercedes-Benz Group AG	127,944	7,527,489
	Merck KGaA	4,867	735,104
*	METRO AG	58,927	374,518
	MLP SE	27,681	134,097
	MTU Aero Engines AG	9,707	1,824,495
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,419	1,773,380
	Mutares SE & Co. KGaA	4,116	124,005
#*	Nagarro SE	2,605	183,931
	Nemetschek SE	17,285	1,291,593
	New Work SE	996	71,286
	Nexus AG	2,995	146,135
#*	Nordex SE	5,751	60,670
	Norma Group SE	10,494	185,140
	OHB SE	2,484	112,361
	Patrizia SE	13,156	106,480
	Pfeiffer Vacuum Technology AG	1,648	254,679
	PNE AG	25,311	321,492
*	ProCredit Holding AG	1,360	9,764
#	ProSiebenSat.1 Media SE	63,248	354,769
	PSI Software SE	2,453	57,857
	Puma SE	26,738	1,515,192
*	PVA TePla AG	7,068	107,462
	PWO AG	638	20,061
*	q.beyond AG	24,466	14,761
*	QIAGEN NV	26,685	996,532
	Rational AG	1,098	626,166
*Ω	Redcare Pharmacy NV	815	91,260
	Rheinmetall AG	11,089	3,183,579
	RTL Group SA	12,315	430,730
	RWE AG	72,827	2,786,755
	Salzgitter AG	14,009	350,042
	SAP SE	13,731	1,841,771
Ω	Scout24 SE	8,580	527,842
	Secunet Security Networks AG	496	67,396
#*	SGL Carbon SE	3,031	18,665
	Siemens AG	49,125	6,518,831
#*	Siemens Energy AG	76,382	679,107
Ω	Siemens Healthineers AG	5,738	282,291
	Siltronic AG	7,303	627,498
	Sixt SE	6,009	518,453
*	SMA Solar Technology AG	6,446	396,040
	Stabilus SE	8,431	535,334
	Stemmer Imaging AG	749	20,600
	STRATEC SE	1,048	48,344
	Stroeer SE & Co. KGaA	12,131	555,708

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Suedzucker AG	31,399	$475,658
	SUESS MicroTec SE	5,570	96,466
	Surteco Group SE	3,208	52,292
	Symrise AG	6,150	628,464
	Synlab AG	7,969	83,624
*	TAG Immobilien AG	39,498	431,871
	Takkt AG	9,190	117,739
*	Talanx AG	14,201	894,936
*Ω	TeamViewer SE	44,654	687,053
	Technotrans SE	1,819	31,840
	Telefonica Deutschland Holding AG	330,698	562,211
	thyssenkrupp AG	169,963	1,184,584
	United Internet AG	32,515	677,074
	USU Software AG	493	9,134
#	VERBIO Vereinigte BioEnergie AG	10,179	344,467
*	Vitesco Technologies Group AG, Class A	6,824	667,466
	Volkswagen AG	4,817	556,845
	Vonovia SE	54,959	1,265,266
	Vossloh AG	3,070	119,251
	Wacker Chemie AG	6,689	820,895
	Wacker Neuson SE	13,053	239,528
	Washtec AG	4,170	132,107
*	Westwing Group SE	1,334	10,132
	Wuestenrot & Wuerttembergische AG	9,432	131,105
*Ω	Zalando SE	6,667	155,944
	Zeal Network SE	1,660	53,633

TOTAL GERMANY			145,213,356

GREECE — (0.1%)
*	Aegean Airlines SA	10,743	117,585
*	Alpha Services & Holdings SA	461,894	691,424
	Athens Water Supply & Sewage Co. SA	7,196	42,760
	Autohellas Tourist & Trading SA	6,331	85,297
	Avax SA	6,223	8,757
	Bank of Greece	4,789	69,458
*	Ellaktor SA	14,505	28,593
	ElvalHalcor SA	16,945	29,957
	Entersoft SA Software Development & Related Services Co.	2,670	17,129
	Epsilon Net SA	5,331	52,572
*	Eurobank Ergasias Services & Holdings SA, Class A	167,181	273,261
*††	FF Group	1,384	0
	Fourlis Holdings SA	10,018	42,983
	GEK Terna Holding Real Estate Construction SA	12,094	169,033
	Hellenic Exchanges - Athens Stock Exchange SA	9,841	50,468
	Hellenic Telecommunications Organization SA	19,115	267,923
	Helleniq Energy Holdings SA	19,399	142,431
	Holding Co. ADMIE IPTO SA	19,838	42,042
	Ideal Holdings SA	2,632	16,212
	Intracom Holdings SA	14,952	31,592
	JUMBO SA	13,428	353,298
*	LAMDA Development SA	16,831	108,360
	Motor Oil Hellas Corinth Refineries SA	17,444	415,474
	Mytilineos SA	7,122	263,830
*	National Bank of Greece SA	48,124	275,626
	OPAP SA	9,527	161,371
*	Piraeus Financial Holdings SA	76,749	227,495
	Piraeus Port Authority SA	500	11,161
*	Public Power Corp. SA	13,772	140,571
	Quest Holdings SA	4,688	26,072

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Sarantis SA	6,319	$52,498
	Terna Energy SA	2,682	40,246
	Thrace Plastics Holding & Co.	5,555	23,337
	Titan Cement International SA	8,545	160,503

TOTAL GREECE			4,439,319

HONG KONG — (1.3%)
	Aeon Credit Service Asia Co. Ltd.	96,000	66,045
	AIA Group Ltd.	833,400	7,237,081
#*	Aidigong Maternal & Child Health Ltd.	424,000	13,451
	Allied Group Ltd.	26,000	5,382
	Analogue Holdings Ltd.	58,000	9,784
	APAC Resources Ltd.	175,200	23,908
#*	Apollo Future Mobility Group Ltd.	184,000	636
	Asia Financial Holdings Ltd.	72,000	29,186
*	Asia Standard International Group Ltd.	326,000	18,446
	ASMPT Ltd.	110,000	931,650
	Bank of East Asia Ltd.	291,234	345,879
	Best Mart 360 Holdings Ltd.	40,000	9,205
	BOC Hong Kong Holdings Ltd.	258,500	683,613
*	BOCOM International Holdings Co. Ltd.	188,000	7,814
	Bright Smart Securities & Commodities Group Ltd.	250,000	43,187
*††	Brightoil Petroleum Holdings Ltd.	789,000	0
#Ω	Budweiser Brewing Co. APAC Ltd.	49,500	94,067
	Build King Holdings Ltd.	90,000	12,532
*††	Burwill Holdings Ltd.	882,000	0
	Cafe de Coral Holdings Ltd.	144,000	181,366
#*	Cathay Pacific Airways Ltd.	439,454	441,779
*	China Best Group Holding Ltd.	520,797	13,216
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
*	China Energy Development Holdings Ltd.	2,788,000	28,862
	China Motor Bus Co. Ltd.	2,400	18,456
#*	China Star Entertainment Ltd.	940,000	96,273
*	Chinese Estates Holdings Ltd.	189,000	36,737
	Chinney Investments Ltd.	48,000	6,503
	Chow Sang Sang Holdings International Ltd.	143,000	164,382
	Chow Tai Fook Jewellery Group Ltd.	269,600	380,709
	Chuang’s Consortium International Ltd.	444,000	26,112
	CITIC Telecom International Holdings Ltd.	771,000	293,957
	CK Asset Holdings Ltd.	196,177	980,556
	CK Hutchison Holdings Ltd.	191,200	967,909
	CK Infrastructure Holdings Ltd.	65,000	301,277
#	CK Life Sciences International Holdings, Inc.	596,000	53,360
	CLP Holdings Ltd.	105,000	768,472
*	C-Mer Eye Care Holdings Ltd.	86,000	42,029
	CN Logistics International Holdings Ltd.	11,000	8,472
#††	Convoy, Inc.	1,758,000	7,032
#*	Cowell e Holdings, Inc.	76,000	182,332
Ω	Crystal International Group Ltd.	64,500	19,550
*	CSC Holdings Ltd.	5,605,000	20,939
	CSI Properties Ltd.	2,250,000	30,188
*††	CTEG	1,228,000	0
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	130,000	85,286
	Dah Sing Financial Holdings Ltd.	66,400	150,299
	Dickson Concepts International Ltd.	75,000	37,219
	Dynamic Holdings Ltd.	12,000	13,868
	Eagle Nice International Holdings Ltd.	128,000	73,666
	EC Healthcare	164,000	51,336

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*††	EcoGreen International Group Ltd.	50,000	$2,277
	Emperor International Holdings Ltd.	598,000	32,912
	Emperor Watch & Jewellery Ltd.	1,680,000	36,730
	Energy International Investments Holdings Ltd.	216,000	25,856
*	ENM Holdings Ltd.	360,000	13,088
*	Esprit Holdings Ltd.	1,019,700	43,113
Ω	ESR Group Ltd.	302,400	388,552
	EuroEyes International Eye Clinic Ltd., Class C	11,000	6,189
	Fairwood Holdings Ltd.	31,500	43,198
	Far East Consortium International Ltd.	542,901	111,720
	Far East Hotels & Entertainment Ltd.	70,000	8,150
	First Pacific Co. Ltd.	876,000	331,623
*Ω	FIT Hon Teng Ltd.	308,000	41,305
#*Ω	Fosun Tourism Group	76,200	65,433
*Ω	Frontage Holdings Corp.	158,000	39,314
	FSE Lifestyle Services Ltd.	28,000	20,879
	Galaxy Entertainment Group Ltd.	27,000	151,779
	Giordano International Ltd.	430,000	122,536
*	Gold Fin Holdings	184,000	0
	Golden Resources Development International Ltd.	270,000	20,727
*††	Good Resources Holdings, Ltd.	630,000	0
*	GR Life Style Company Ltd.	186,000	11,375
	Great Eagle Holdings Ltd.	89,925	146,549
	G-Resources Group Ltd.	132,950	30,898
	Guoco Group Ltd.	2,000	15,023
	Guotai Junan International Holdings Ltd.	1,273,000	100,942
	Gushengtang Holdings Ltd.	16,900	101,239
#*	Haitong International Securities Group Ltd.	1,013,147	182,814
	Hang Lung Group Ltd.	308,000	410,236
	Hang Lung Properties Ltd.	437,000	574,418
	Hang Seng Bank Ltd.	38,300	437,887
	Hanison Construction Holdings Ltd.	60,757	6,566
	Henderson Land Development Co. Ltd.	184,909	483,807
	HK Electric Investments & HK Electric Investments Ltd.	498,500	276,535
	HKBN Ltd.	315,000	109,122
	HKR International Ltd.	302,560	62,627
	HKT Trust & HKT Ltd.	1,179,000	1,221,190
	Hon Kwok Land Investment Co. Ltd.	22,000	4,744
	Hong Kong & China Gas Co. Ltd.	1,179,168	820,829
	Hong Kong Exchanges & Clearing Ltd.	68,746	2,404,917
	Hong Kong Ferry Holdings Co. Ltd.	18,000	10,488
*	Hong Kong Technology Venture Co. Ltd.	180,000	64,462
*	Hongkong & Shanghai Hotels Ltd.	173,683	133,835
Ω	Honma Golf Ltd.	53,500	22,195
*††	Hsin Chong Group Holdings Ltd.	620,000	0
	Hung Hing Printing Group Ltd.	74,000	10,206
	Hutchison Telecommunications Hong Kong Holdings Ltd.	604,000	81,140
	Hysan Development Co. Ltd.	120,000	220,891
*	IGG, Inc.	203,000	71,410
*	Imagi International Holdings Ltd.	2,300	615
	International Housewares Retail Co. Ltd.	113,000	30,910
*	IPE Group Ltd.	180,000	10,367
*	IRC Ltd.	1,928,000	22,225
*	ITC Properties Group Ltd.	190,073	16,733
	Johnson Electric Holdings Ltd.	157,913	195,892
	K Wah International Holdings Ltd.	465,072	124,878
	Karrie International Holdings Ltd.	338,000	24,221
	Kerry Logistics Network Ltd.	196,000	166,236
	Kerry Properties Ltd.	209,000	351,702

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Kingmaker Footwear Holdings Ltd.	158,000	$19,000
	Kowloon Development Co. Ltd.	139,000	122,485
	KRP Development Holdings Ltd.	84,500	10,081
*	Lai Sun Development Co. Ltd.	142,770	16,830
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	43,960
	Lippo China Resources Ltd.	81,000	9,117
*	Lippo Ltd.	58,000	8,374
	Liu Chong Hing Investment Ltd.	84,000	58,238
	L’Occitane International SA	176,500	453,645
	Luk Fook Holdings International Ltd.	144,000	357,235
	Man Wah Holdings Ltd.	668,000	414,874
#*	Mason Group Holdings Ltd.	9,010,798	38,000
*††	Master Glory GP	197,847	0
	MECOM Power & Construction Ltd.	314,500	17,080
*	Melco Resorts & Entertainment Ltd., ADR.	3,081	26,004
*	MGM China Holdings Ltd.	11,200	13,939
*††	MH Development NPV	24,000	0
	Miramar Hotel & Investment.	79,000	100,000
	Modern Dental Group Ltd.	140,000	60,410
*	Mongolian Mining Corp.	147,000	60,290
	MTR Corp. Ltd.	62,333	233,012
*	NagaCorp Ltd.	326,811	140,383
	New Focus Auto Tech Holdings Ltd.	1,596,000	50,830
	New World Development Co. Ltd.	301,952	554,178
*††	NewOcean Energy Holdings Ltd.	370,000	331
#	Nissin Foods Co. Ltd.	65,000	49,634
	NWS Holdings Ltd.	487,116	576,374
	Oriental Watch Holdings	155,596	75,015
*	Oshidori International Holdings Ltd.	1,594,198	44,797
	Pacific Basin Shipping Ltd.	2,143,000	620,127
	Pacific Textiles Holdings Ltd.	440,000	83,845
*	Paliburg Holdings Ltd.	128,000	15,251
*	Paradise Entertainment Ltd.	132,000	16,888
	PC Partner Group Ltd.	102,000	40,861
	PCCW Ltd.	1,458,658	713,922
	Pentamaster International Ltd.	118,000	13,587
	Perfect Medical Health Management Ltd.	124,000	58,246
	Pico Far East Holdings Ltd.	324,000	56,816
	Playmates Holdings Ltd.	186,000	13,797
	Playmates Toys Ltd.	64,000	5,973
	Plover Bay Technologies Ltd.	80,000	22,841
	Power Assets Holdings Ltd.	109,000	521,110
	PRADA SpA	80,100	482,527
*	PT International Development Co. Ltd.	681,000	5,392
	Public Financial Holdings Ltd.	156,000	35,331
#*	Realord Group Holdings Ltd.	54,000	39,823
#*	Regal Hotels International Holdings Ltd.	120,000	41,440
Ω	Regina Miracle International Holdings Ltd.	81,000	24,146
*	Sa Sa International Holdings Ltd.	222,000	28,983
	Safety Godown Co. Ltd.	24,000	6,181
*Ω	Samsonite International SA	407,400	1,261,766
*	Sands China Ltd.	84,800	228,286
	SAS Dragon Holdings Ltd.	88,000	38,430
	SEA Holdings Ltd.	60,582	14,515
*	Shangri-La Asia Ltd.	422,000	269,226
*	Shun Tak Holdings Ltd.	546,000	71,217
	Singamas Container Holdings Ltd.	570,000	39,401
	Sino Land Co. Ltd.	612,255	611,231
	SITC International Holdings Co. Ltd.	465,000	716,288

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#*	SJM Holdings Ltd.	595,499	$206,688
	SmarTone Telecommunications Holdings Ltd.	138,000	71,982
*	Solomon Systech International Ltd.	524,000	21,456
	Soundwill Holdings Ltd.	41,000	30,062
	Stella International Holdings Ltd.	173,500	195,929
	Sun Hung Kai & Co. Ltd.	211,000	70,424
	Sun Hung Kai Properties Ltd.	70,500	723,943
	SUNeVision Holdings Ltd.	246,000	91,501
	Swire Pacific Ltd., Class A	60,000	383,270
	Swire Pacific Ltd., Class B	107,500	110,370
	Swire Properties Ltd.	90,000	174,259
	TAI Cheung Holdings Ltd.	164,000	67,013
	Tao Heung Holdings Ltd.	60,000	5,987
*††	Taung Gold International Ltd.	4,350,000	12,230
	Techtronic Industries Co. Ltd.	154,500	1,410,512
*	Television Broadcasts Ltd.	110,900	51,232
*††	Tenwow International Holdings Ltd.	224,000	0
	Texhong International Group Ltd.	126,500	68,969
	Texwinca Holdings Ltd.	332,000	44,134
*	Theme International Holdings Ltd.	860,000	63,804
*	TOM Group Ltd.	24,000	2,062
*	Tongda Group Holdings Ltd.	2,489,999	34,733
	Town Health International Medical Group Ltd.	254,000	10,396
	Tradelink Electronic Commerce Ltd.	290,000	32,656
	Transport International Holdings Ltd.	87,866	107,919
	United Laboratories International Holdings Ltd.	452,000	461,394
††	Untrade.Ch Wood Opti	56,000	1,208
	Untrade.Chinaproperties	81,000	805
††	Untrade.Genting Hk	188,000	1,869
	Value Partners Group Ltd.	303,000	104,728
	Vedan International Holdings Ltd.	124,000	6,950
	Vesync Co. Ltd.	44,000	27,659
	Vitasoy International Holdings Ltd.	192,000	236,866
	VSTECS Holdings Ltd.	350,000	176,977
	VTech Holdings Ltd.	58,600	340,983
	Wang On Group Ltd.	2,640,000	13,783
Ω	WH Group Ltd.	2,861,632	1,709,061
	Wharf Real Estate Investment Co. Ltd.	115,000	402,274
	Wing Tai Properties Ltd.	52,000	19,204
*	Wynn Macau Ltd.	88,400	78,288
*	Xingye Alloy Materials Group Ltd.	86,000	11,604
	Xinyi Glass Holdings Ltd.	659,524	757,806
	Yue Yuen Industrial Holdings Ltd.	300,500	351,339
*	Zensun Enterprises Ltd.	135,000	2,884
*	Zhaobangji Lifestyle Holdings Ltd.	344,000	10,036

TOTAL HONG KONG			43,838,325

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	100,745	156,665
	MOL Hungarian Oil & Gas PLC	148,380	1,181,123
*	Opus Global Nyrt	152,716	161,163
	OTP Bank Nyrt	12,289	457,396
	Richter Gedeon Nyrt	6,597	154,719

TOTAL HUNGARY			2,111,066

INDIA — (6.1%)
	360 ONE WAM Ltd.	36,444	229,927
*	3i Infotech Ltd.	16,458	7,193

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Aarti Drugs Ltd.	15,426	$86,809
	Aarti Industries Ltd.	40,532	221,035
*	Aarti Pharmalabs Ltd.	10,133	46,955
*	Aavas Financiers Ltd.	442	7,500
	Abbott India Ltd.	863	232,857
	ACC Ltd.	17,719	401,593
	Action Construction Equipment Ltd.	11,951	120,504
*	Adani Energy Solutions Ltd.	18,111	166,935
	Adani Enterprises Ltd.	1,562	43,115
*	Adani Green Energy Ltd.	9,405	102,503
	Adani Ports & Special Economic Zone Ltd.	49,114	463,182
*	Adani Power Ltd.	185,213	811,489
	Adani Total Gas Ltd.	15,559	105,239
	ADF Foods Ltd.	11,330	32,528
*	Aditya Birla Capital Ltd.	190,334	393,980
	Advanced Enzyme Technologies Ltd.	14,719	54,784
	Aegis Logistics Ltd.	45,524	159,976
	AGI Greenpac Ltd.	11,207	119,151
	Agro Tech Foods Ltd.	1,165	10,728
	Ahluwalia Contracts India Ltd.	7,648	62,541
	AIA Engineering Ltd.	11,115	470,617
	Ajanta Pharma Ltd.	17,548	371,974
	Akzo Nobel India Ltd.	2,300	66,631
	Alembic Ltd.	28,091	27,362
	Alembic Pharmaceuticals Ltd.	25,708	220,221
	Alkem Laboratories Ltd.	6,176	276,064
	Alkyl Amines Chemicals	3,302	84,830
	Allcargo Logistics Ltd.	31,372	96,496
	Allcargo Terminals Ltd.	31,372	14,545
	Amara Raja Energy & Mobility Ltd.	20,590	151,065
	Ambuja Cements Ltd.	59,988	305,717
	Amrutanjan Health Care Ltd.	2,285	16,424
	Anant Raj Ltd.	34,045	99,149
	Andhra Sugars Ltd.	28,073	35,877
	Angel One Ltd.	5,945	184,729
	Apar Industries Ltd.	4,455	276,969
	Apcotex Industries Ltd.	3,910	22,806
	APL Apollo Tubes Ltd.	37,580	708,279
	Apollo Hospitals Enterprise Ltd.	13,609	791,616
	Apollo Tyres Ltd.	127,582	585,018
	Arvind Fashions Ltd.	12,904	49,649
	Arvind Ltd.	61,309	143,731
	Asahi India Glass Ltd.	18,993	126,928
	Ashiana Housing Ltd.	8,633	22,519
	Ashok Leyland Ltd.	194,617	392,498
*	Ashoka Buildcon Ltd.	45,156	70,294
	Asian Paints Ltd.	22,765	820,926
*Ω	Aster DM Healthcare Ltd.	42,764	169,234
	Astra Microwave Products Ltd.	16,150	90,007
	Astral Ltd.	18,825	418,979
	AstraZeneca Pharma India Ltd.	1,165	65,061
	Atul Ltd.	3,649	274,604
Ω	AU Small Finance Bank Ltd.	27,468	220,984
	Aurobindo Pharma Ltd.	94,445	963,064
	Automotive Axles Ltd.	1,309	35,939
	Avanti Feeds Ltd.	16,178	78,258
*Ω	Avenue Supermarts Ltd.	1,757	76,694
	Axis Bank Ltd.	250,514	2,951,802
	Axis Bank Ltd., GDR	1,036	60,295

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bajaj Auto Ltd.	5,912	$377,554
	Bajaj Consumer Care Ltd.	18,382	51,290
	Bajaj Finance Ltd.	17,369	1,564,111
	Bajaj Finserv Ltd.	12,340	232,531
*	Bajaj Hindusthan Sugar Ltd.	308,050	98,485
	Bajaj Holdings & Investment Ltd.	8,383	695,776
	Balaji Amines Ltd.	4,219	103,579
	Balkrishna Industries Ltd.	23,789	729,823
	Balmer Lawrie & Co. Ltd.	31,203	50,311
	Balrampur Chini Mills Ltd.	73,082	362,669
	Banco Products India Ltd.	4,272	22,945
Ω	Bandhan Bank Ltd.	81,388	209,523
	Bank of Baroda.	269,632	635,121
	Bank of India	99,928	114,861
	Bank of Maharashtra	340,405	170,734
	Bannari Amman Sugars Ltd.	790	24,674
	BASF India Ltd.	3,176	96,158
	Bata India Ltd.	11,145	209,570
	Bayer CropScience Ltd.	1,033	60,870
	BEML Ltd.	5,370	130,415
	Berger Paints India Ltd.	41,751	280,011
*	BF Utilities Ltd.	4,868	36,561
	Bhansali Engineering Polymers Ltd.	6,324	6,626
	Bharat Bijlee Ltd.	1,368	61,661
	Bharat Dynamics Ltd.	8,414	98,411
	Bharat Electronics Ltd.	840,447	1,349,000
	Bharat Forge Ltd.	54,243	667,101
	Bharat Heavy Electricals Ltd.	281,423	408,445
	Bharat Petroleum Corp. Ltd.	77,450	325,196
	Bharat Rasayan Ltd.	275	29,041
	Bharti Airtel Ltd.	273,510	3,002,703
	Biocon Ltd.	41,947	110,823
	Birla Corp. Ltd.	9,881	150,651
	Birlasoft Ltd.	72,499	476,730
*	Black Box Ltd.	6,786	19,819
	BLS International Services Ltd.	16,560	51,989
	Blue Dart Express Ltd.	1,564	123,322
	Blue Star Ltd.	18,366	196,804
	Bombay Burmah Trading Co.	5,089	82,407
*	Borosil Ltd.	2,074	9,655
	Bosch Ltd.	649	152,057
	Brigade Enterprises Ltd.	25,902	190,892
	Brightcom Group Ltd.	2,124	430
	Britannia Industries Ltd.	12,482	664,216
	BSE Ltd.	17,184	386,562
*	Camlin Fine Sciences Ltd.	4,683	8,096
	Can Fin Homes Ltd.	23,250	213,632
	Canara Bank	96,339	444,105
*	Capacit’e Infraprojects Ltd.	8,742	22,063
	Caplin Point Laboratories Ltd.	5,976	73,558
	Carborundum Universal Ltd.	22,029	281,295
	Care Ratings Ltd.	4,806	52,573
	Castrol India Ltd.	102,916	168,375
	CCL Products India Ltd.	36,778	261,145
	Ceat Ltd.	8,354	211,151
	Central Depository Services India Ltd.	14,699	256,873
	Century Enka Ltd.	5,766	31,337
	Century Plyboards India Ltd.	21,503	160,889
	Century Textiles & Industries Ltd.	17,159	223,592

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Cera Sanitaryware Ltd.	1,982	$202,363
	CESC Ltd.	157,900	160,037
	CG Power & Industrial Solutions Ltd.	137,635	643,070
*	Chalet Hotels Ltd.	4,849	31,901
	Chambal Fertilisers & Chemicals Ltd.	67,533	234,064
	Chennai Petroleum Corp. Ltd.	10,216	70,862
*††	Chennai Super Kings Cricket Ltd.	52,326	0
	Cholamandalam Financial Holdings Ltd.	30,613	416,470
	Cholamandalam Investment & Finance Co. Ltd.	100,903	1,383,156
	CIE Automotive India Ltd.	39,842	220,636
	Cigniti Technologies Ltd.	4,584	56,950
	Cipla Ltd.	103,155	1,490,833
	City Union Bank Ltd.	128,828	214,079
	Coal India Ltd.	125,372	472,869
Ω	Cochin Shipyard Ltd.	16,230	185,149
*Ω	Coffee Day Enterprises Ltd.	29,071	16,691
	Coforge Ltd.	9,027	541,197
	Colgate-Palmolive India Ltd.	23,255	590,203
	Computer Age Management Services Ltd.	7,387	199,673
	Container Corp. of India Ltd.	52,193	431,619
	Coromandel International Ltd.	43,719	547,684
	Cosmo First Ltd.	5,608	42,917
*	CreditAccess Grameen Ltd.	8,631	163,389
	CRISIL Ltd.	5,681	279,786
	Crompton Greaves Consumer Electricals Ltd.	134,422	455,931
*	CSB Bank Ltd.	4,343	17,267
	Cummins India Ltd.	16,804	339,371
	Cyient Ltd.	15,957	304,134
*	D B Realty Ltd.	24,477	50,345
	Dabur India Ltd.	56,117	356,422
	Dalmia Bharat Ltd.	24,001	606,949
	Dalmia Bharat Sugar & Industries Ltd.	7,147	38,541
	DB Corp. Ltd.	24,605	88,567
	DCB Bank Ltd.	72,669	100,256
	DCM Shriram Ltd.	20,669	229,829
	DCW Ltd.	49,031	31,485
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	154,362
	Deepak Nitrite Ltd.	12,191	291,218
	Delta Corp. Ltd.	32,285	49,567
*	DEN Networks Ltd.	41,201	22,977
	Dhampur Bio Organics Ltd.	16,263	30,779
	Dhampur Sugar Mills Ltd.	16,263	51,801
*	Dhani Services Ltd.	83,065	38,254
	Dhanuka Agritech Ltd.	5,584	53,168
Ω	Dilip Buildcon Ltd.	15,884	58,290
*	Dish TV India Ltd.	343,258	69,993
*	Dishman Carbogen Amcis Ltd.	27,694	47,180
	Divi’s Laboratories Ltd.	17,454	711,711
	Dixon Technologies India Ltd.	9,427	578,608
	DLF Ltd.	94,388	638,287
	Dollar Industries Ltd.	1,204	6,048
Ω	Dr Lal PathLabs Ltd.	10,564	308,143
#	Dr Reddy’s Laboratories Ltd., ADR	15,521	1,010,883
	Dr Reddy’s Laboratories Ltd.	15,332	988,943
	Dwarikesh Sugar Industries Ltd.	22,777	24,606
	Dynamatic Technologies Ltd.	1,057	50,816
	eClerx Services Ltd.	13,976	326,174
	Edelweiss Financial Services Ltd.	141,455	105,534
	Eicher Motors Ltd.	11,067	438,069

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	EID Parry India Ltd.	27,575	$152,638
	EIH Associated Hotels	3,502	18,927
	EIH Ltd.	48,193	129,505
	Electrosteel Castings Ltd.	143,137	146,672
	Elgi Equipments Ltd.	32,594	198,731
	Emami Ltd.	64,593	394,302
Ω	Endurance Technologies Ltd.	6,331	121,830
	Engineers India Ltd.	88,087	130,255
	Epigral Ltd.	3,103	33,537
	EPL Ltd.	13,454	29,329
Ω	Equitas Small Finance Bank Ltd.	80,509	89,361
*Ω	Eris Lifesciences Ltd.	7,654	79,025
	ESAB India Ltd.	1,446	99,999
	Escorts Kubota Ltd.	7,522	283,758
	Everest Industries Ltd.	2,593	36,816
	Excel Industries Ltd.	1,267	13,022
	Exide Industries Ltd.	132,617	407,291
	Fairchem Organics Ltd.	494	6,446
*	FDC Ltd.	17,971	77,812
	Federal Bank Ltd.	595,372	1,005,879
*	Federal-Mogul Goetze India Ltd.	2,733	11,171
	FIEM Industries Ltd.	1,999	42,142
	Filatex India Ltd.	38,784	22,249
	Fine Organic Industries Ltd.	2,421	129,036
	Finolex Cables Ltd.	22,825	245,831
	Finolex Industries Ltd.	77,237	177,178
	Firstsource Solutions Ltd.	78,315	146,658
	Force Motors Ltd.	3,168	129,401
	Fortis Healthcare Ltd.	173,242	672,147
	Gabriel India Ltd.	27,470	110,806
	GAIL India Ltd.	727,699	1,047,905
	Galaxy Surfactants Ltd.	2,102	68,667
	Ganesh Housing Corp. Ltd.	5,906	26,752
	Garden Reach Shipbuilders & Engineers Ltd.	13,059	116,171
	Garware Technical Fibres Ltd.	4,176	159,903
	Gateway Distriparks Ltd.	96,744	101,833
*	Gati Ltd.	17,181	29,694
*	GE T&D India Ltd.	23,648	112,351
Ω	General Insurance Corp. of India	16,865	46,227
	Genus Power Infrastructures Ltd.	31,303	92,527
	GHCL Ltd.	23,955	167,508
*	GHCL Textiles Ltd.	23,955	21,619
	GIC Housing Finance Ltd.	18,109	43,109
	Gillette India Ltd.	1,947	143,366
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	146,243
	Glenmark Pharmaceuticals Ltd.	58,036	523,370
	GMM Pfaudler Ltd.	1,759	36,670
*	GMR Airports Infrastructure Ltd.	224,422	147,253
	Godawari Power & Ispat Ltd.	11,399	84,559
	Godfrey Phillips India Ltd.	5,565	151,829
Ω	Godrej Agrovet Ltd.	3,324	18,585
*	Godrej Consumer Products Ltd.	35,807	427,093
*	Godrej Industries Ltd.	28,932	217,467
*	Godrej Properties Ltd.	7,841	156,583
	Goodyear India Ltd.	2,222	34,422
	Granules India Ltd.	56,623	221,564
	Graphite India Ltd.	18,159	101,345
	Grasim Industries Ltd.	56,927	1,291,614
	Grauer & Weil India Ltd.	12,806	18,192

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gravita India Ltd.	2,184	$26,053
	Great Eastern Shipping Co. Ltd.	37,226	356,434
	Greaves Cotton Ltd.	16,861	25,519
	Greenlam Industries Ltd.	6,449	37,411
	Greenpanel Industries Ltd.	16,581	70,397
	Greenply Industries Ltd.	16,548	32,145
	Grindwell Norton Ltd.	9,443	243,470
	Gujarat Alkalies & Chemicals Ltd.	13,663	117,545
	Gujarat Ambuja Exports Ltd.	36,412	143,041
	Gujarat Fluorochemicals Ltd.	9,976	332,150
	Gujarat Gas Ltd.	24,930	122,819
	Gujarat Industries Power Co. Ltd.	12,468	23,183
	Gujarat Mineral Development Corp. Ltd.	43,682	187,141
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	30,533	253,143
	Gujarat Pipavav Port Ltd.	89,581	130,759
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	158,318
	Gujarat State Petronet Ltd.	100,344	321,920
	Gulf Oil Lubricants India Ltd.	3,029	22,747
	Happiest Minds Technologies Ltd.	11,910	117,293
*	Hathway Cable & Datacom Ltd.	45,980	9,999
	Hatsun Agro Product Ltd.	17,318	233,220
	Havells India Ltd.	37,085	556,490
	HBL Power Systems Ltd.	65,276	230,490
	HCL Technologies Ltd.	135,785	2,081,907
Ω	HDFC Asset Management Co. Ltd.	9,368	308,388
	HDFC Bank Ltd.	397,404	7,044,583
Ω	HDFC Life Insurance Co. Ltd.	22,041	164,410
*	HealthCare Global Enterprises Ltd.	6,523	29,098
	HEG Ltd.	3,340	65,458
	HeidelbergCement India Ltd.	34,643	78,472
	Heritage Foods Ltd.	15,124	40,540
	Hero MotoCorp Ltd.	36,123	1,342,087
	Hester Biosciences Ltd.	1,115	22,195
	HFCL Ltd.	235,479	184,225
	HG Infra Engineering Ltd.	5,215	56,252
	Hikal Ltd.	22,547	74,480
	HIL Ltd.	1,370	45,807
	Himadri Speciality Chemical Ltd.	96,129	276,169
	Hindalco Industries Ltd.	374,600	2,070,174
	Hinduja Global Solutions Ltd.	6,335	71,158
	Hindustan Aeronautics Ltd.	25,408	556,642
*	Hindustan Construction Co. Ltd.	161,631	49,753
	Hindustan Copper Ltd.	55,468	94,987
*	Hindustan Oil Exploration Co. Ltd.	11,080	21,888
*	Hindustan Petroleum Corp. Ltd.	94,217	280,419
	Hindustan Unilever Ltd.	36,054	1,075,964
	Hitachi Energy India Ltd.	2,140	106,653
	Hle Glascoat Ltd.	1,465	9,266
	Honda India Power Products Ltd.	1,245	43,134
	Honeywell Automation India Ltd.	86	37,152
	Huhtamaki India Ltd.	7,123	24,121
	I G Petrochemicals Ltd.	4,751	27,714
	ICICI Bank Ltd., Sponsored ADR	87,297	1,937,120
	ICICI Bank Ltd.	115,986	1,277,380
Ω	ICICI Lombard General Insurance Co. Ltd.	20,047	332,152
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	109,403
Ω	ICICI Securities Ltd.	18,452	142,314
	ICRA Ltd.	776	51,200
*	IDFC First Bank Ltd.	1,092,132	1,086,621

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	IDFC Ltd.	434,035	$598,304
*	IFB Industries Ltd.	1,075	11,359
	IIFL Finance Ltd.	55,498	413,849
	IIFL Securities Ltd.	35,706	43,202
*	India Cements Ltd.	86,812	217,655
	India Glycols Ltd.	4,576	36,842
	Indiabulls Housing Finance Ltd.	107,599	209,135
*	Indiabulls Real Estate Ltd.	108,361	94,926
	Indian Bank	65,141	327,947
Ω	Indian Energy Exchange Ltd.	127,492	192,962
	Indian Hotels Co. Ltd.	64,599	297,915
	Indian Oil Corp. Ltd.	275,190	297,436
*	Indian Overseas Bank	178,500	84,539
	Indian Railway Catering & Tourism Corp. Ltd.	18,683	149,422
Ω	Indian Railway Finance Corp. Ltd.	141,713	123,664
	Indo Count Industries Ltd.	29,913	101,965
	Indoco Remedies Ltd.	6,213	23,733
	Indraprastha Gas Ltd.	62,266	286,060
*	Indus Towers Ltd.	217,731	451,873
	IndusInd Bank Ltd.	35,507	614,980
	Infibeam Avenues Ltd.	338,796	77,406
	Info Edge India Ltd.	8,235	405,692
	Infosys Ltd.	301,896	4,971,623
	Ingersoll Rand India Ltd.	2,018	68,081
*	Inox Wind Ltd.	11,379	29,595
	Insecticides India Ltd.	1,658	10,227
	Intellect Design Arena Ltd.	16,141	132,222
*Ω	InterGlobe Aviation Ltd.	14,591	431,462
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	44,789
	Ipca Laboratories Ltd.	32,280	382,209
	IRB Infrastructure Developers Ltd.	370,150	149,026
Ω	IRCON International Ltd.	78,591	130,941
	ISGEC Heavy Engineering Ltd.	1,141	9,230
	ITC Ltd.	447,238	2,302,447
	ITD Cementation India Ltd.	22,260	53,013
*	ITI Ltd.	28,841	93,277
	J Kumar Infraprojects Ltd.	11,676	56,713
*	Jagran Prakashan Ltd.	29,376	35,255
	Jai Corp. Ltd.	15,986	58,091
*	Jaiprakash Power Ventures Ltd.	578,463	66,369
	Jammu & Kashmir Bank Ltd.	95,744	122,608
	Jamna Auto Industries Ltd.	27,803	36,037
	JB Chemicals & Pharmaceuticals Ltd.	18,860	316,197
	JBM Auto Ltd.	1,810	26,080
	Jindal Poly Films Ltd.	6,196	46,694
	Jindal Saw Ltd.	68,205	364,457
	Jindal Stainless Ltd.	171,783	916,332
	Jindal Steel & Power Ltd.	151,388	1,152,693
*	Jio Financial Services Ltd.	235,961	618,252
	JK Cement Ltd.	9,251	349,121
	JK Lakshmi Cement Ltd.	16,149	133,332
	JK Paper Ltd.	39,899	182,966
	JK Tyre & Industries Ltd.	33,904	124,094
	JM Financial Ltd.	126,883	125,024
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	22,059
	JSW Energy Ltd.	153,003	707,886
	JSW Steel Ltd.	292,736	2,587,513
	JTEKT India Ltd.	27,645	46,166
	Jubilant Foodworks Ltd.	100,705	604,076

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jubilant Ingrevia Ltd.	36,620	$184,733
	Jubilant Pharmova Ltd.	27,255	122,619
	Jyothy Labs Ltd.	19,894	86,485
	Kajaria Ceramics Ltd.	35,331	534,886
	Kalpataru Projects International Ltd.	23,959	189,732
	Kalyani Steels Ltd.	8,932	49,139
	Kansai Nerolac Paints Ltd.	18,894	71,485
	Karnataka Bank Ltd.	111,612	307,889
	Karur Vysya Bank Ltd.	162,946	280,810
*	Kaveri Seed Co. Ltd.	9,145	68,145
	KCP Ltd.	18,420	28,949
	KEC International Ltd.	39,834	301,983
	KEI Industries Ltd.	27,752	799,620
	Kennametal India Ltd.	1,297	38,723
	Kewal Kiran Clothing Ltd.	2,389	21,799
*	Kiri Industries Ltd.	1,263	4,111
	Kirloskar Brothers Ltd.	4,402	47,508
	Kirloskar Oil Engines Ltd.	17,599	115,947
	KNR Constructions Ltd.	42,416	133,814
	Kolte-Patil Developers Ltd.	5,570	32,036
	Kotak Mahindra Bank Ltd.	34,459	718,951
	KPIT Technologies Ltd.	58,305	858,192
	KPR Mill Ltd.	53,906	519,876
	KRBL Ltd.	24,875	107,626
	KSB Ltd.	4,122	150,306
	L&T Finance Holdings Ltd.	284,262	453,476
Ω	L&T Technology Services Ltd.	4,254	213,817
	LA Opala RG Ltd.	1,909	9,680
	Lakshmi Machine Works Ltd.	771	122,350
	Larsen & Toubro Ltd.	74,431	2,613,883
Ω	Laurus Labs Ltd.	87,829	381,956
	LG Balakrishnan & Bros Ltd.	7,963	102,011
	LIC Housing Finance Ltd.	121,954	672,657
	Linde India Ltd.	3,102	222,923
	LT Foods Ltd.	41,256	81,552
Ω	LTIMindtree Ltd.	18,857	1,147,849
	Lumax Auto Technologies Ltd.	10,082	42,506
	Lumax Industries Ltd.	1,052	27,043
	Lupin Ltd.	62,163	840,431
	LUX Industries Ltd.	1,387	22,613
	Mahanagar Gas Ltd.	9,680	119,966
	Maharashtra Scooters Ltd.	349	31,567
	Maharashtra Seamless Ltd.	18,958	163,365
	Mahindra & Mahindra Financial Services Ltd.	298,747	882,301
	Mahindra & Mahindra Ltd.	145,183	2,553,792
*	Mahindra Holidays & Resorts India Ltd.	34,822	165,660
	Mahindra Lifespace Developers Ltd.	27,548	162,553
Ω	Mahindra Logistics Ltd.	3,838	16,120
	Maithan Alloys Ltd.	2,030	25,292
	Man Infraconstruction Ltd.	30,854	55,671
	Manappuram Finance Ltd.	235,523	387,606
*	Mangalore Refinery & Petrochemicals Ltd.	40,362	50,452
	Marico Ltd.	106,063	681,605
	Marksans Pharma Ltd.	74,161	94,207
	Maruti Suzuki India Ltd.	2,703	337,467
Ω	MAS Financial Services Ltd.	4,593	48,960
	Mastek Ltd.	4,519	119,936
	Max Estates Ltd.	6,858	22,149
*	Max Financial Services Ltd.	6,657	72,904

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Max Healthcare Institute Ltd.	26,551	$182,787
	Mayur Uniquoters Ltd.	8,402	52,617
	Mazagon Dock Shipbuilders Ltd.	12,362	292,416
	Meghmani Organics Ltd.	33,015	29,182
Ω	Metropolis Healthcare Ltd.	6,923	117,495
	Minda Corp. Ltd.	11,926	46,267
Ω	Mishra Dhatu Nigam Ltd.	14,607	69,290
	MM Forgings Ltd.	3,625	37,679
	MOIL Ltd.	22,181	62,073
	Monte Carlo Fashions Ltd.	3,649	33,540
*	Morepen Laboratories Ltd.	75,587	30,428
	Motherson Sumi Wiring India Ltd.	433,050	312,235
	Motilal Oswal Financial Services Ltd.	12,383	154,827
	Mphasis Ltd.	33,542	855,772
	MRF Ltd.	654	852,513
	Mrs Bectors Food Specialities Ltd.	4,039	54,597
	MSTC Ltd.	7,750	41,102
	Multi Commodity Exchange of India Ltd.	1,189	33,374
	Muthoot Finance Ltd.	66,141	1,038,606
	Narayana Hrudayalaya Ltd.	18,518	222,299
	Natco Pharma Ltd.	20,784	199,283
	National Aluminium Co. Ltd.	319,195	355,152
	National Fertilizers Ltd.	35,078	29,213
	Nava Ltd.	42,413	210,542
	Navin Fluorine International Ltd.	1,958	80,718
	Navneet Education Ltd.	39,220	71,601
	NBCC India Ltd.	153,417	121,831
	NCC Ltd.	133,271	231,775
	NCL Industries Ltd.	8,249	20,420
	NELCO Ltd.	2,004	17,004
	NESCO Ltd.	8,606	66,856
	Nestle India Ltd.	3,680	1,072,363
	Neuland Laboratories Ltd.	1,127	52,371
	NHPC Ltd.	332,705	202,032
	NIIT Learning Systems Ltd.	25,172	118,077
*	NIIT Ltd.	25,172	38,654
	Nilkamal Ltd.	2,650	76,176
Ω	Nippon Life India Asset Management Ltd.	19,665	92,394
	NLC India Ltd.	66,590	107,637
	NMDC Ltd.	262,907	487,082
*††	NMDC Steel Ltd.	262,907	127,024
	NOCIL Ltd.	39,174	103,854
	Novartis India Ltd.	1,821	14,392
	NRB Bearings Ltd.	20,512	63,883
	NTPC Ltd.	299,031	848,818
	Nucleus Software Exports Ltd.	3,108	57,682
	Nuvama Wealth Management Ltd.	1,571	55,173
	Oberoi Realty Ltd.	36,793	502,072
	Oil & Natural Gas Corp. Ltd.	129,321	289,056
	Oil India Ltd.	56,889	204,814
	Oracle Financial Services Software Ltd.	5,536	257,590
	Orient Cement Ltd.	38,546	92,136
	Orient Electric Ltd.	29,101	76,093
	Orient Paper & Industries Ltd.	48,586	26,921
	Oriental Carbon & Chemicals Ltd.	1,440	12,960
*	Orissa Minerals Development Co. Ltd.	246	19,513
	Page Industries Ltd.	938	424,924
	Paisalo Digital Ltd.	58,490	54,006
	Panama Petrochem Ltd.	5,121	19,715

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*Ω	Parag Milk Foods Ltd.	9,183	$22,463
*	Patel Engineering Ltd.	105,493	61,264
*	PC Jeweller Ltd.	66,129	23,364
	PCBL Ltd.	61,168	146,227
	Persistent Systems Ltd.	16,947	1,253,179
	Petronet LNG Ltd.	282,882	676,018
	Pfizer Ltd.	2,456	116,117
	Phoenix Mills Ltd.	16,323	357,056
	PI Industries Ltd.	13,700	558,173
	Pidilite Industries Ltd.	13,377	395,277
	Piramal Enterprises Ltd.	28,361	332,294
*	Piramal Pharma Ltd.	130,810	163,376
*Ω	PNB Housing Finance Ltd.	8,078	71,602
	PNC Infratech Ltd.	30,500	121,352
	Poly Medicure Ltd.	4,687	78,992
	Polycab India Ltd.	6,068	358,217
	Polyplex Corp. Ltd.	6,105	74,948
	Poonawalla Fincorp Ltd.	51,968	220,216
	Power Finance Corp. Ltd.	421,622	1,250,404
	Power Grid Corp. of India Ltd.	318,901	772,610
	Power Mech Projects Ltd.	1,652	71,062
	Praj Industries Ltd.	24,932	160,526
*	Prakash Industries Ltd.	57,269	109,458
Ω	Prataap Snacks Ltd.	2,707	26,795
	Prestige Estates Projects Ltd.	53,086	486,669
*	Pricol Ltd.	26,229	111,572
*	Prime Focus Ltd.	9,031	9,970
	Prince Pipes & Fittings Ltd.	6,088	46,276
*	Prism Johnson Ltd.	43,150	71,961
	Privi Speciality Chemicals Ltd.	2,218	32,731
	Procter & Gamble Health Ltd.	2,444	150,203
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	358,012
	PSP Projects Ltd.	3,112	28,159
	PTC India Ltd.	99,145	167,219
	Punjab National Bank	271,706	237,993
*	PVR Inox Ltd.	6,920	132,704
Ω	Quess Corp. Ltd.	19,671	99,244
	Radico Khaitan Ltd.	16,836	246,637
	Rain Industries Ltd.	61,259	113,271
	Rajesh Exports Ltd.	25,906	140,500
	Rallis India Ltd.	18,917	49,355
	Ramco Cements Ltd.	27,322	325,973
	Ramco Industries Ltd.	13,704	35,224
	Ramkrishna Forgings Ltd.	13,260	102,496
	Rane Holdings Ltd.	2,514	36,249
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	84,520
	Ratnamani Metals & Tubes Ltd.	5,918	196,034
	Raymond Ltd.	14,744	311,788
Ω	RBL Bank Ltd.	157,218	417,496
	REC Ltd.	477,632	1,652,084
	Redington Ltd.	209,436	358,442
*	Redtape Ltd.	8,330	51,030
	Relaxo Footwears Ltd.	12,843	137,632
	Reliance Industrial Infrastructure Ltd.	2,215	26,696
	Reliance Industries Ltd.	235,961	6,491,523
*	Reliance Infrastructure Ltd.	40,867	83,481
*	Reliance Power Ltd.	916,309	188,293
	Repco Home Finance Ltd.	10,088	49,962
	Rhi Magnesita India Ltd.	11,496	95,053

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Rico Auto Industries Ltd.	31,447	$33,178
	RITES Ltd.	14,370	78,569
	RSWM Ltd.	7,568	16,195
	Rupa & Co. Ltd.	4,580	13,773
	Sagar Cements Ltd.	10,335	30,498
	Samvardhana Motherson International Ltd.	463,984	512,436
	Sandhar Technologies Ltd.	3,136	13,761
	Sanghvi Movers Ltd.	3,370	29,742
	Sanofi India Ltd.	2,438	220,663
	Sarda Energy & Minerals Ltd.	27,550	66,940
	Sasken Technologies Ltd.	583	8,051
*	Satin Creditcare Network Ltd.	3,262	9,504
	Savita Oil Technologies Ltd.	4,462	19,441
	SBI Cards & Payment Services Ltd.	21,247	191,269
Ω	SBI Life Insurance Co. Ltd.	13,261	218,136
	Schaeffler India Ltd.	4,560	154,335
*	Schneider Electric Infrastructure Ltd.	14,706	56,420
*	Sequent Scientific Ltd.	6,658	7,902
	Seshasayee Paper & Boards Ltd.	3,484	14,501
Ω	SH Kelkar & Co. Ltd.	18,152	31,314
	Shankara Building Products Ltd.	1,193	10,351
	Shanthi Gears Ltd.	2,827	15,409
	Sharda Cropchem Ltd.	10,452	51,093
	Sharda Motor Industries Ltd.	1,355	15,544
*	Sheela Foam Ltd.	5,144	66,591
*	Shilpa Medicare Ltd.	7,390	31,455
	Shipping Corp. of India Ltd.	59,327	99,324
	Shipping Corp. of India Ltd.	59,327	7,225
*	Shoppers Stop Ltd.	11,621	89,691
	Shree Cement Ltd.	713	220,432
*	Shree Renuka Sugars Ltd.	135,400	78,908
	Shriram Finance Ltd.	67,814	1,534,798
	Siemens Ltd.	3,071	123,242
*	SIS Ltd.	11,528	57,047
	Siyaram Silk Mills Ltd.	4,520	28,798
	SKF India Ltd.	5,640	332,179
	Sobha Ltd.	13,764	118,203
	Solar Industries India Ltd.	6,105	401,420
*	Solara Active Pharma Sciences Ltd.	3,320	12,174
	Somany Ceramics Ltd.	4,551	36,328
	Sonata Software Ltd.	27,969	384,019
	South Indian Bank Ltd.	519,112	150,911
*	Spandana Sphoorty Financial Ltd.	630	6,732
	SRF Ltd.	31,640	831,531
*	Star Cement Ltd.	15,877	30,143
	State Bank of India	114,695	779,913
	State Bank of India, GDR	2,177	147,383
	Steel Authority of India Ltd.	385,104	388,255
	Sterlite Technologies Ltd.	52,825	88,222
	Strides Pharma Science Ltd.	21,638	124,273
*	Stylam Industries Ltd.	844	17,039
*	Subex Ltd.	85,031	30,437
	Subros Ltd.	10,122	44,777
	Sudarshan Chemical Industries Ltd.	11,301	64,328
	Sumitomo Chemical India Ltd.	6,316	28,293
	Sun Pharmaceutical Industries Ltd.	93,839	1,222,807
	Sun TV Network Ltd.	29,483	224,222
	Sundaram Finance Holdings Ltd.	7,208	10,803
	Sundaram Finance Ltd.	10,231	391,954

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sundram Fasteners Ltd.	21,656	$326,386
	Sunteck Realty Ltd.	21,380	111,240
	Suprajit Engineering Ltd.	20,254	88,593
	Supreme Industries Ltd.	13,018	677,011
	Supreme Petrochem Ltd.	22,062	152,073
	Surya Roshni Ltd.	13,768	94,875
	Suven Pharmaceuticals Ltd.	55,204	381,254
*	Suzlon Energy Ltd.	1,072,119	395,850
	Swaraj Engines Ltd.	1,242	30,059
Ω	Syngene International Ltd.	25,178	205,652
	Tamil Nadu Newsprint & Papers Ltd.	15,403	51,509
	Tanla Platforms Ltd.	13,276	152,303
*	TARC Ltd.	44,042	54,197
	Tasty Bite Eatables Ltd.	47	8,853
	Tata Chemicals Ltd.	59,057	679,802
	Tata Coffee Ltd.	25,162	79,658
	Tata Communications Ltd.	22,946	457,557
	Tata Consultancy Services Ltd.	68,192	2,763,156
	Tata Consumer Products Ltd.	48,640	526,027
	Tata Elxsi Ltd.	6,826	627,145
	Tata Metaliks Ltd.	5,683	61,232
	Tata Motors Ltd.	538,806	4,075,111
	Tata Power Co. Ltd.	176,417	507,572
*	Tata Steel Long Products Ltd.	403	3,772
	Tata Steel Ltd.	2,231,978	3,189,026
	TCI Express Ltd.	3,754	59,806
	TD Power Systems Ltd.	22,880	66,728
	Tech Mahindra Ltd.	111,525	1,519,675
	Techno Electric & Engineering Co. Ltd.	19,123	114,682
	Texmaco Rail & Engineering Ltd.	49,331	72,449
	Thermax Ltd.	2,584	87,737
	Thirumalai Chemicals Ltd.	17,134	40,907
	Thomas Cook India Ltd.	36,462	59,490
Ω	Thyrocare Technologies Ltd.	4,402	28,817
	Tide Water Oil Co. India Ltd.	1,030	14,317
	Tilaknagar Industries Ltd.	20,689	52,156
	Time Technoplast Ltd.	52,285	100,200
	Timken India Ltd.	5,493	191,210
	Tinplate Co. of India Ltd.	10,194	45,978
	Titagarh Rail System Ltd.	16,029	146,622
	Titan Co. Ltd.	37,363	1,434,292
	Torrent Pharmaceuticals Ltd.	26,306	610,175
	Torrent Power Ltd.	39,877	348,326
	Tourism Finance Corp. of India Ltd.	12,629	15,655
*	TransIndia Real Estate Ltd.	31,372	14,714
	Transport Corp. of India Ltd.	10,050	99,139
	Trent Ltd.	10,624	275,672
	Trident Ltd.	564,080	235,782
	Triveni Engineering & Industries Ltd.	37,325	159,912
*	Triveni Turbine Ltd.	9,150	39,553
	TTK Prestige Ltd.	10,200	97,768
	Tube Investments of India Ltd.	36,180	1,370,551
	TV Today Network Ltd.	13,324	34,085
*	TV18 Broadcast Ltd.	207,389	102,941
	TVS Holdings Ltd.	1,656	107,555
	TVS Holdings Pvt Ltd.	1,656	20,313
	TVS Motor Co. Ltd.	47,653	911,306
	TVS Srichakra Ltd.	1,447	67,000
	Uflex Ltd.	11,771	59,975

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ugar Sugar Works Ltd.	25,068	$28,773
*	Ugro Capital Ltd.	13,207	45,984
	Ujjivan Financial Services Ltd.	7,052	45,356
Ω	Ujjivan Small Finance Bank Ltd.	88,629	55,766
	UltraTech Cement Ltd.	21,149	2,144,861
*	Unichem Laboratories Ltd.	9,550	49,888
	Union Bank of India Ltd.	199,983	243,321
	United Breweries Ltd.	6,349	123,355
*	United Spirits Ltd.	47,033	582,307
	UNO Minda Ltd.	56,378	397,684
	UPL Ltd.	258,990	1,681,921
	Usha Martin Ltd.	48,729	173,033
	UTI Asset Management Co. Ltd.	3,797	34,214
*	VA Tech Wabag Ltd.	12,652	73,153
	Vaibhav Global Ltd.	17,605	88,538
	Vakrangee Ltd.	79,711	16,940
	Vardhman Textiles Ltd.	40,475	179,867
*Ω	Varroc Engineering Ltd.	13,072	72,484
	Varun Beverages Ltd.	99,084	1,089,102
	Vedanta Ltd.	251,272	653,892
	Venky’s India Ltd.	1,715	40,371
	Vesuvius India Ltd.	3,868	166,543
	V-Guard Industries Ltd.	33,652	120,253
	Vinati Organics Ltd.	9,924	206,057
	Vindhya Telelinks Ltd.	2,575	75,967
	VIP Industries Ltd.	11,912	87,708
	Visaka Industries Ltd.	10,930	11,214
	VL E-Governance & IT Solutions Ltd.	22,171	7,949
*	V-Mart Retail Ltd.	1,571	30,975
*	Vodafone Idea Ltd.	1,763,194	251,012
	Voltamp Transformers Ltd.	1,363	78,495
	Voltas Ltd.	11,414	114,653
	VRL Logistics Ltd.	13,256	105,773
	VST Industries Ltd.	1,677	64,508
	VST Tillers Tractors Ltd.	975	41,105
	Welspun Corp. Ltd.	50,380	257,300
	Welspun Enterprises Ltd.	19,817	62,502
	Welspun India Ltd.	146,995	265,911
	West Coast Paper Mills Ltd.	14,627	128,935
	Westlife Foodworld Ltd.	15,854	151,119
	Whirlpool of India Ltd.	4,402	86,362
	Wipro Ltd.	134,598	619,682
*	Wockhardt Ltd.	18,419	50,146
	Wonderla Holidays Ltd.	6,827	70,214
*	Yes Bank Ltd.	644,005	123,814
*	Zee Entertainment Enterprises Ltd.	302,810	939,367
	Zensar Technologies Ltd.	37,855	222,871
	Zydus Lifesciences Ltd.	65,791	455,200
	Zydus Wellnes Ltd.	4,155	76,716

TOTAL INDIA			206,364,929

INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk. PT	1,654,200	83,293
	Adaro Energy Indonesia Tbk. PT	4,921,100	794,015
*	Adhi Karya Persero Tbk. PT	1,546,995	39,162
*	Adi Sarana Armada Tbk. PT	314,400	16,035
*	Agung Semesta Sejahtera Tbk. PT	379,600	262
	AKR Corporindo Tbk. PT	2,874,100	269,686
*	Alam Sutera Realty Tbk. PT	5,422,500	56,647

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Allo Bank Indonesia Tbk. PT	143,000	$10,756
	Aneka Tambang Tbk. PT	1,652,646	177,070
*††	Armidian Karyatama Tbk. PT	544,900	0
	Arwana Citramulia Tbk. PT	1,080,900	44,911
	Ashmore Asset Management Indonesia Tbk. PT	66,400	3,986
	Astra Agro Lestari Tbk. PT	97,100	43,068
	Astra International Tbk. PT	2,213,700	805,299
	Astra Otoparts Tbk. PT	396,000	68,816
*	Bank Amar Indonesia Tbk. PT	864,766	17,212
	Bank BTPN Syariah Tbk. PT	745,700	73,918
*	Bank Bukopin Tbk. PT	7,881,856	38,726
	Bank Central Asia Tbk. PT	2,775,500	1,529,080
*	Bank China Construction Bank Indonesia Tbk. PT	2,812,000	13,810
*	Bank Ganesha Tbk. PT	1,272,900	5,759
*	Bank Jago Tbk. PT	219,100	21,754
	Bank Mandiri Persero Tbk. PT	4,231,200	1,511,605
*	Bank Mayapada International Tbk. PT	1,109,200	31,996
	Bank Maybank Indonesia Tbk. PT	1,445,900	22,579
*	Bank MNC Internasional Tbk. PT	3,083,600	12,419
*	Bank Nationalnobu Tbk. PT	429,177	19,701
	Bank Negara Indonesia Persero Tbk. PT	2,019,200	609,367
*	Bank Neo Commerce Tbk. PT	1,606,600	22,701
	Bank OCBC Nisp Tbk. PT	796,500	55,669
*	Bank Pan Indonesia Tbk. PT	1,432,900	102,463
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,027,143	73,407
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,628,900	62,055
	Bank Rakyat Indonesia Persero Tbk. PT	3,537,434	1,106,099
	Bank Syariah Indonesia Tbk. PT	2,950,660	278,791
	Bank Tabungan Negara Persero Tbk. PT	1,811,092	139,721
	Barito Pacific Tbk. PT	533,686	37,819
	BFI Finance Indonesia Tbk. PT	2,826,900	182,424
*	Bintang Oto Global Tbk. PT	230,100	17,814
	BISI International Tbk. PT	199,000	19,550
	Blue Bird Tbk. PT	168,500	21,007
*	Buana Lintas Lautan Tbk. PT	3,163,100	15,126
*	Bukalapak.com Tbk. PT	14,036,700	185,839
	Bukit Asam Tbk. PT	1,380,500	215,493
*	Bumi Resources Minerals Tbk. PT	13,489,200	164,665
*	Bumi Resources Tbk. PT	14,506,500	103,222
*	Bumi Serpong Damai Tbk. PT	2,395,200	151,480
*	Bumi Teknokultura Unggul Tbk. PT	2,403,200	7,564
*	Capital Financial Indonesia Tbk. PT	1,027,500	35,869
*	Charoen Pokphand Indonesia Tbk. PT	924,600	337,653
Ω	Cikarang Listrindo Tbk. PT	409,000	18,281
	Ciputra Development Tbk. PT	3,523,547	245,875
*	Citra Marga Nusaphala Persada Tbk. PT	166,518	17,031
	Clipan Finance Indonesia Tbk. PT	542,100	16,592
	Dayamitra Telekomunikasi PT	2,085,900	81,373
	Delta Dunia Makmur Tbk. PT	2,054,300	44,749
	Dharma Satya Nusantara Tbk. PT	1,298,400	46,608
	Elang Mahkota Teknologi Tbk. PT	1,164,500	36,690
	Elnusa Tbk. PT	1,799,200	48,986
	Erajaya Swasembada Tbk. PT	3,182,500	80,157
*	Gajah Tunggal Tbk. PT	649,500	35,968
	Garudafood Putra Putri Jaya Tbk. PT	2,994,000	79,144
	Gudang Garam Tbk. PT	123,700	181,307
*††	Hanson International Tbk. PT	36,338,700	0
	Harum Energy Tbk. PT	875,800	89,092
	Hexindo Adiperkasa Tbk. PT	46,900	16,385

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Impack Pratama Industri Tbk. PT	1,201,200	$27,378
	Indah Kiat Pulp & Paper Tbk. PT	830,400	501,896
	Indika Energy Tbk. PT	744,800	85,119
	Indo Tambangraya Megah Tbk. PT	156,500	261,392
	Indocement Tunggal Prakarsa Tbk. PT	241,400	141,017
	Indofood CBP Sukses Makmur Tbk. PT	142,700	93,008
	Indofood Sukses Makmur Tbk. PT	1,220,800	511,092
	Indomobil Sukses Internasional Tbk. PT	398,300	34,355
	Indosat Tbk. PT	265,100	157,777
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,212,576	71,033
*††	Inti Agri Resources Tbk. PT	532,800	0
*	Intiland Development Tbk. PT	1,382,100	17,233
	Japfa Comfeed Indonesia Tbk. PT	2,060,300	158,864
	Jasa Marga Persero Tbk. PT	413,804	111,050
	Jaya Real Property Tbk. PT	957,600	41,906
	Kalbe Farma Tbk. PT	1,481,800	157,596
*	Kapuas Prima Coal Tbk. PT	1,002,500	3,156
*	Kawasan Industri Jababeka Tbk. PT	5,806,510	48,265
*	Krakatau Steel Persero Tbk. PT	1,204,811	12,813
*	Lippo Karawaci Tbk. PT	10,772,700	59,690
	Map Aktif Adiperkasa PT	2,634,300	123,593
	Matahari Department Store Tbk. PT	289,600	36,267
	Mayora Indah Tbk. PT	747,500	134,198
	Medco Energi Internasional Tbk. PT	3,468,500	278,850
	Media Nusantara Citra Tbk. PT	2,123,400	66,056
	Medikaloka Hermina Tbk. PT	918,200	88,159
*	Mega Manunggal Property Tbk. PT	259,500	5,618
*	Merdeka Copper Gold Tbk. PT	756,542	106,109
*	Metro Healthcare Indonesia Tbk. PT	883,300	26,691
	Metrodata Electronics Tbk. PT	1,934,000	61,459
	Mitra Adiperkasa Tbk. PT	3,535,200	386,237
	Mitra Keluarga Karyasehat Tbk. PT	394,300	67,990
	Mitra Pinasthika Mustika Tbk. PT	324,700	20,441
*	MNC Digital Entertainment Tbk. PT	62,200	11,795
*	MNC Land Tbk. PT	14,426,000	60,896
	Mulia Industrindo Tbk. PT	572,200	14,699
	Nippon Indosari Corpindo Tbk. PT	326,544	26,594
*††	Omni Inovasi Indonesia Tbk. PT	985,400	2,326
	Pabrik Kertas Tjiwi Kimia Tbk. PT	471,500	227,113
*	Pacific Strategic Financial Tbk. PT	628,600	43,133
	Pakuwon Jati Tbk. PT	6,004,200	151,122
*	Panin Financial Tbk. PT	5,284,100	90,477
*	Paninvest Tbk. PT	487,900	30,590
	Perusahaan Gas Negara Tbk. PT	2,211,600	174,857
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,391,200	80,137
*††	Pool Advista Indonesia Tbk. PT	107,000	63
*	PP Persero Tbk. PT	1,316,763	46,834
	Prodia Widyahusada Tbk. PT	72,200	29,170
	Puradelta Lestari Tbk. PT	3,333,600	35,865
*	Quantum Clovera Investama Tbk. PT	1,585,300	4,990
	Ramayana Lestari Sentosa Tbk. PT	717,500	22,505
*††	Rimo International Lestari Tbk. PT	17,222,700	0
	Salim Ivomas Pratama Tbk. PT	1,294,900	30,646
	Samudera Indonesia Tbk. PT	2,565,000	48,761
*	Sarana Meditama Metropolitan Tbk. PT	1,026,800	22,228
	Sarana Menara Nusantara Tbk. PT	4,406,700	247,146
	Sariguna Primatirta Tbk. PT	789,100	31,801
	Sawit Sumbermas Sarana Tbk. PT	1,368,500	98,637
*††	Sekawan Intipratama Tbk. PT	253,200	0

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Selamat Sempurna Tbk. PT	620,800	$84,769
	Semen Baturaja Tbk. PT	601,700	11,816
	Semen Indonesia Persero Tbk. PT	862,210	331,307
	Siloam International Hospitals Tbk. PT	921,168	139,248
*††	Sri Rejeki Isman Tbk. PT	5,584,400	9,624
	Sumber Alfaria Trijaya Tbk. PT	2,295,700	417,810
	Summarecon Agung Tbk. PT	3,451,323	116,177
	Surya Citra Media Tbk. PT	4,966,600	47,228
	Surya Esa Perkasa Tbk. PT	2,642,300	99,810
*	Surya Semesta Internusa Tbk. PT	2,170,500	56,012
	Telkom Indonesia Persero Tbk. PT	1,328,300	291,184
	Telkom Indonesia Persero Tbk. PT, ADR	6,000	132,000
	Temas Tbk. PT	3,424,000	33,386
	Tempo Scan Pacific Tbk. PT	231,900	24,380
	Timah Tbk. PT	691,000	30,005
	Tower Bersama Infrastructure Tbk. PT	988,800	128,825
*††	Trada Alam Minera Tbk. PT	8,033,600	0
	Transcoal Pacific Tbk. PT	118,600	65,111
*	Trimegah Sekuritas IndonesiaTbk PT	503,900	7,804
	Triputra Agro Persada PT	1,266,400	43,853
	Tunas Baru Lampung Tbk. PT	1,173,914	62,851
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	213,000	22,537
	Unilever Indonesia Tbk. PT	832,300	189,771
	United Tractors Tbk. PT	558,300	883,514
	Vale Indonesia Tbk. PT	377,400	117,617
*††	Waskita Beton Precast Tbk. PT	2,948,500	9,281
*††	Waskita Karya Persero Tbk. PT	3,327,686	31,842
*	Wijaya Karya Persero Tbk. PT	1,387,034	33,513
	XL Axiata Tbk. PT	1,664,429	237,923

TOTAL INDONESIA			19,783,492

IRELAND — (0.4%)
	AIB Group PLC	303,015	1,315,546
	Bank of Ireland Group PLC	337,989	3,028,965
	Cairn Homes PLC	242,753	286,668
	Dalata Hotel Group PLC	70,024	297,466
	FBD Holdings PLC	12,798	158,547
*	Flutter Entertainment PLC	3,963	623,191
	Glanbia PLC	67,419	1,061,784
*Ω	Glenveagh Properties PLC	186,836	180,355
	Irish Continental Group PLC	44,851	204,633
	Kerry Group PLC, Class A	17,203	1,328,825
	Kingspan Group PLC	28,989	1,950,926
*	Permanent TSB Group Holdings PLC	27,099	53,822
	Smurfit Kappa Group PLC	85,945	2,801,458

TOTAL IRELAND			13,292,186

ISRAEL — (0.5%)
	Adgar Investment & Development Ltd.	20,210	20,365
*	AFI Properties Ltd.	3,808	102,812
	Africa Israel Residences Ltd.	1,148	48,679
*	Airport City Ltd.	15,073	198,488
*	Allot Ltd.	4,114	7,378
	Alony Hetz Properties & Investments Ltd.	18,277	89,160
	Alrov Properties & Lodgings Ltd.	2,536	71,680
#*	Amos Luzon Development & Energy Group Ltd.	22,469	8,052
	Amot Investments Ltd.	32,080	134,346
	Arad Ltd.	4,947	69,741

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#*	Argo Properties NV	913	$11,226
*	Ashdod Refinery Ltd.	3,379	66,351
#	Ashtrom Group Ltd.	8,814	94,959
	AudioCodes Ltd.	6,127	48,158
	Aura Investments Ltd.	27,978	58,184
	Automatic Bank Services Ltd.	3,034	9,428
#*	Azorim-Investment Development & Construction Co. Ltd.	19,115	59,924
	Azrieli Group Ltd.	3,382	145,619
	Bank Hapoalim BM	140,218	1,002,972
	Bank Leumi Le-Israel BM	204,156	1,314,952
	Bet Shemesh Engines Holdings 1997 Ltd.	1,218	27,914
	Bezeq The Israeli Telecommunication Corp. Ltd.	267,278	328,885
*	Big Shopping Centers Ltd.	1,233	86,424
*	BioLine RX Ltd.	86,003	8,414
	Blue Square Real Estate Ltd.	1,381	67,673
*	Brack Capital Properties NV	732	41,505
*	Camtek Ltd.	2,902	151,213
	Carasso Motors Ltd.	12,524	36,805
*	Cellcom Israel Ltd.	34,646	85,307
*	Ceragon Networks Ltd.	10,169	17,287
*	Clal Insurance Enterprises Holdings Ltd.	24,770	309,429
*	Compugen Ltd.	2,509	1,850
	Danel Adir Yeoshua Ltd.	2,031	145,816
	Delek Automotive Systems Ltd.	18,863	87,197
	Delek Group Ltd.	2,628	287,535
	Delta Galil Ltd.	5,756	182,145
	Dor Alon Energy in Israel 1988 Ltd.	2,155	33,056
*	Duniec Brothers Ltd.	313	11,630
*	El Al Israel Airlines.	39,186	27,918
	Elbit Systems Ltd.	947	176,634
	Electra Consumer Products 1970 Ltd.	5,498	79,751
	Electra Ltd.	671	212,570
	Electra Real Estate Ltd.	5,930	47,815
*	Ellomay Capital Ltd.	413	4,623
	Energix-Renewable Energies Ltd.	26,637	64,815
*	Enlight Renewable Energy Ltd.	4,262	57,447
*	Equital Ltd.	11,501	250,253
*	Fattal Holdings 1998 Ltd.	1,999	165,374
	First International Bank Of Israel Ltd.	13,016	443,062
	FMS Enterprises Migun Ltd.	1,064	33,098
	Formula Systems 1985 Ltd.	5,343	302,870
	Fox Wizel Ltd.	3,553	201,736
	Gav-Yam Lands Corp. Ltd.	17,476	98,864
*	Gilat Satellite Networks Ltd.	8,621	51,618
#*	Hagag Group Real Estate Development	11,912	25,400
	Hamat Group Ltd.	5,314	12,701
	Harel Insurance Investments & Financial Services Ltd.	50,644	325,274
	Hilan Ltd.	4,774	205,337
	Hiper Global Ltd.	1,464	4,200
	ICL Group Ltd.	78,848	383,507
	IDI Insurance Co. Ltd.	3,452	67,463
*	IES Holdings Ltd.	512	24,743
	Ilex Medical Ltd.	1,583	24,065
	Inrom Construction Industries Ltd.	34,898	82,903
	Isracard Ltd.	67,976	211,977
	Israel Canada T.R Ltd.	27,080	56,980
	Israel Discount Bank Ltd., Class A	313,927	1,379,814
	Israel Land Development Co. Ltd.	6,080	37,998
	Israel Shipyards Industries Ltd.	1,155	25,560

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Isras Investment Co. Ltd.	667	$112,801
#	Issta Ltd.	2,156	28,264
*	Kamada Ltd.	7,081	29,987
	Kardan Real Estate Enterprise & Development Ltd.	24,341	20,335
	Kenon Holdings Ltd.	5,202	95,122
	Kerur Holdings Ltd.	1,856	34,915
#	Kvutzat Acro Ltd.	1,618	13,082
#	Lahav L.R. Real Estate Ltd.	7,178	5,530
	Lapidoth Capital Ltd.	1,405	19,006
	Levinstein Properties Ltd.	1,006	12,562
	M Yochananof & Sons Ltd.	1,555	55,854
	Magic Software Enterprises Ltd.	16,036	160,600
	Malam - Team Ltd.	2,662	36,857
	Matrix IT Ltd.	12,761	215,648
	Max Stock Ltd.	23,380	35,848
	Maytronics Ltd.	16,664	155,027
	Mediterranean Towers Ltd.	27,925	48,503
	Mega Or Holdings Ltd.	4,762	65,334
*	Mehadrin Ltd.	232	7,197
	Meitav Investment House Ltd.	9,352	27,422
	Melisron Ltd.	1,840	99,734
	Menora Mivtachim Holdings Ltd.	9,848	196,168
	Meshek Energy Renewable Energies Ltd.	17,547	11,905
	Meshulam Levinstein Contracting & Engineering Ltd.	268	14,679
	Migdal Insurance & Financial Holdings Ltd.	160,246	150,698
	Mivne Real Estate KD Ltd.	70,674	152,495
*	Mivtach Shamir Holdings Ltd.	2,452	51,298
	Mizrahi Tefahot Bank Ltd.	21,415	662,815
	Naphtha Israel Petroleum Corp. Ltd.	16,781	64,439
	Nawi Brothers Ltd.	5,014	26,018
*	Nayax Ltd.	521	10,621
*	Neto Malinda Trading Ltd.	2,810	25,541
	Next Vision Stabilized Systems Ltd.	10,363	67,936
*	Nice Ltd.	193	29,586
#*	Nice Ltd., Sponsored ADR	595	91,838
*	Nova Ltd.	5,293	506,841
#	Novolog Ltd.	74,680	26,306
	Oil Refineries Ltd.	904,171	248,084
	One Software Technologies Ltd.	14,022	142,390
*	OPC Energy Ltd.	6,667	36,162
*	OY Nofar Energy Ltd.	700	12,474
	Palram Industries 1990 Ltd.	5,010	35,975
*	Partner Communications Co. Ltd.	62,629	227,496
*	Paz Oil Co. Ltd.	3,379	240,242
*	Perion Network Ltd.	5,086	130,975
	Phoenix Holdings Ltd.	37,603	319,286
	Plasson Industries Ltd.	1,820	61,861
#	Prashkovsky Investments & Construction Ltd.	3,200	58,287
*	Priortech Ltd.	1,855	51,973
	Qualitau Ltd.	554	7,495
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,179	171,670
	Rani Zim Shopping Centers Ltd.	14,142	8,338
	Retailors Ltd.	4,629	80,186
	Sano-Brunos Enterprises Ltd.	288	17,452
*	Scope Metals Group Ltd.	3,658	94,234
	Shapir Engineering & Industry Ltd.	9,860	52,843
*	Shikun & Binui Ltd.	63,427	143,211
*	Shufersal Ltd.	31,362	132,398
*	Strauss Group Ltd.	1,155	21,400

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Summit Real Estate Holdings Ltd.	15,262	$146,283
	Suny Cellular Communication Ltd.	1,253	253
	Tadiran Group Ltd.	1,079	55,609
Ω	Tamar Petroleum Ltd.	15,547	55,208
*	Tel Aviv Stock Exchange Ltd.	10,968	48,792
	Telsys Ltd.	915	54,778
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	13,798	118,387
	Tiv Taam Holdings 1 Ltd.	17,262	25,381
*	Tower Semiconductor Ltd.	24,802	570,942
	Turpaz Industries Ltd.	3,065	5,492
	Victory Supermarket Chain Ltd.	1,508	11,570
	YD More Investments Ltd.	9,388	14,626
	YH Dimri Construction & Development Ltd.	2,072	111,271

TOTAL ISRAEL			17,440,765

ITALY — (1.9%)
	A2A SpA	601,238	1,128,519
	ACEA SpA	17,230	207,468
	Amplifon SpA	42,214	1,193,113
Ω	Anima Holding SpA	48,328	197,510
#	Aquafil SpA	4,743	12,126
	Ariston Holding NV	2,700	15,133
	Arnoldo Mondadori Editore SpA	66,336	145,371
	Ascopiave SpA	20,805	46,262
	Assicurazioni Generali SpA	23,899	474,721
*	Avio SpA	4,330	33,590
	Azimut Holding SpA	45,235	953,142
	Banca Generali SpA	21,043	682,623
	Banca IFIS SpA	10,751	183,861
	Banca Mediolanum SpA	42,158	344,243
*	Banca Monte dei Paschi di Siena SpA	140,654	380,823
	Banca Popolare di Sondrio SPA	183,166	999,396
	Banca Profilo SpA	46,449	9,984
Ω	Banca Sistema SpA	18,647	21,679
	Banco BPM SpA	643,041	3,290,015
	Banco di Desio e della Brianza SpA	16,694	58,162
	BasicNet SpA	5,690	27,273
Ω	BFF Bank SpA	46,734	449,296
	Biesse SpA	2,426	25,701
	BPER Banca	354,637	1,154,041
	Brembo SpA	38,719	416,605
	Brunello Cucinelli SpA	11,657	937,663
	Buzzi SpA	24,375	645,436
	Cairo Communication SpA	27,066	46,483
Ω	Carel Industries SpA	11,569	241,180
	Cembre SpA	627	21,308
	Cementir Holding NV	15,517	129,099
*	CIR SpA-Compagnie Industriali	208,584	85,134
	Credito Emiliano SpA	35,737	289,777
	d’Amico International Shipping SA	13,982	73,469
	Danieli & C Officine Meccaniche SpA	14,987	302,818
	Danieli & C Officine Meccaniche SpA	3,941	104,272
	Datalogic SpA	1,983	11,895
	Davide Campari-Milano NV	499	5,516
	De’ Longhi SpA	8,763	196,073
	DiaSorin SpA	2,898	259,726
	Digital Value SpA	672	34,682
Ω	doValue SpA	16,541	56,931
	Elica SpA	3,965	7,310

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Emak SpA	23,116	$21,758
Ω	Enav SpA	10,974	36,576
	Enel SpA	602,450	3,824,101
	Eni SpA	388,066	6,343,973
	ERG SpA	1,837	45,137
	Esprinet SpA	9,068	42,868
#*	Eurotech SpA	8,670	18,145
	Ferrari NV	9,208	2,787,358
	Fila SpA	4,280	32,137
#*	Fincantieri SpA	99,014	52,795
	FinecoBank Banca Fineco SpA	87,181	1,028,443
	FNM SpA	63,935	27,673
*	Garofalo Health Care SpA	4,908	23,201
	Gefran SpA	1,857	14,544
	GPI SpA	722	5,724
	Gruppo MutuiOnline SpA	7,868	221,501
	Hera SpA	223,648	629,142
	IMMSI SpA	88,096	44,296
Ω	Infrastrutture Wireless Italiane SpA	19,287	211,189
	Interpump Group SpA	7,907	330,626
	Intesa Sanpaolo SpA	739,103	1,925,948
	Iren SpA	159,197	319,020
	Italgas SpA	133,957	680,741
	Italian Sea Group SPA	1,953	14,373
	Italmobiliare SpA	5,062	127,980
*	Iveco Group NV	58,979	497,057
#	IVS Group SA	7,546	41,955
	Leonardo SpA	68,464	1,034,661
	Maire Tecnimont SpA	50,309	233,938
#	Mediobanca Banca di Credito Finanziario SpA	161,693	1,931,495
	MFE-MediaForEurope NV, Class A	69,119	125,447
	Moncler SpA	27,682	1,437,725
*	Newlat Food SpA	4,824	30,032
*Ω	Nexi SpA	124,627	724,184
	Orsero SpA	2,438	38,123
Ω	OVS SpA	69,768	123,560
	Pharmanutra SpA	1,200	61,378
	Piaggio & C SpA	94,601	254,391
Ω	Piovan SpA	2,215	19,964
Ω	Pirelli & C SpA	97,085	432,541
Ω	Poste Italiane SpA	72,537	718,133
	Prysmian SpA	27,506	1,030,017
Ω	RAI Way SpA	37,554	186,593
	Recordati Industria Chimica e Farmaceutica SpA	21,696	1,003,535
	Reply SpA	4,040	381,207
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	43,144
*	Sabaf SpA	2,166	33,013
	SAES Getters SpA	237	8,306
#*	Safilo Group SpA	32,565	26,618
	Salcef Group SpA	1,868	44,350
	Salvatore Ferragamo SpA	8,702	106,469
	Sanlorenzo SpA	3,822	136,007
	Saras SpA	206,603	300,318
	Sesa SpA	2,079	210,005
	Snam SpA	129,084	591,920
*	Sogefi SpA	29,462	48,693
	SOL SpA	12,728	366,287
	Spaxs SpA	14,149	72,110
	Stellantis NV	453,110	8,465,157

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Tamburi Investment Partners SpA	13,377	$112,178
Ω	Technogym SpA	34,456	259,379
*	Technoprobe SpA	29,087	211,976
*	Telecom Italia SpA	2,231,588	577,005
*	Telecom Italia SpA	1,355,110	352,883
*	Telecom Italia SpA, Sponsored ADR	7,412	18,678
	Tenaris SA, ADR	2,469	77,329
	Tenaris SA	34,340	543,993
	Terna - Rete Elettrica Nazionale	137,860	1,055,599
	Tinexta Spa	5,438	93,718
*	Tod’s SpA	2,149	71,994
	TXT e-solutions SpA	1,853	29,847
	UniCredit SpA	177,795	4,457,252
#Ω	Unieuro SpA	5,944	55,096
	Unipol Gruppo SpA	170,742	925,009
	UnipolSai Assicurazioni SpA	160,496	380,400
#	Webuild SpA	76,708	138,148
	Wiit SpA	2,877	45,064
	Zignago Vetro SpA	7,898	103,322

TOTAL ITALY			64,975,881

JAPAN — (15.2%)
	&Do Holdings Co. Ltd.	1,400	9,162
	77 Bank Ltd.	20,800	463,612
	A&D HOLON Holdings Co. Ltd.	11,800	119,339
#	Abalance Corp.	1,800	38,754
	ABC-Mart, Inc.	6,300	97,581
*	Access Co. Ltd.	12,100	60,885
	Achilles Corp.	6,100	62,210
	Acom Co. Ltd.	105,100	246,806
	AD Works Group Co. Ltd.	13,910	23,499
	Adastria Co. Ltd.	11,700	245,534
	ADEKA Corp.	28,200	471,454
	Ad-sol Nissin Corp.	1,600	16,843
#	Adtec Plasma Technology Co. Ltd.	1,000	9,233
	Advan Group Co. Ltd.	6,600	44,140
	Advance Create Co. Ltd.	3,600	22,782
	Advanced Media, Inc.	4,300	39,288
	Advantest Corp.	64,400	1,658,855
	Adventure, Inc.	600	20,264
	Aeon Co. Ltd.	56,824	1,195,555
	Aeon Delight Co. Ltd.	7,400	163,168
#	Aeon Fantasy Co. Ltd.	3,100	55,475
	AEON Financial Service Co. Ltd.	40,600	334,684
#	Aeon Hokkaido Corp.	10,000	58,184
	Aeon Kyushu Co. Ltd.	1,500	23,017
	Aeon Mall Co. Ltd.	17,800	202,410
	AFC-HD AMS Life Science Co. Ltd.	4,100	20,825
	AGC, Inc.	47,200	1,605,701
	Agro-Kanesho Co. Ltd.	3,100	27,700
	Ahresty Corp.	9,600	47,268
	Ai Holdings Corp.	6,600	102,170
	Aica Kogyo Co. Ltd.	9,300	213,673
	Aichi Corp.	12,600	75,435
	Aichi Financial Group, Inc.	15,989	251,650
	Aichi Steel Corp.	4,600	107,785
	Aichi Tokei Denki Co. Ltd.	3,600	47,823
	Aida Engineering Ltd.	18,600	109,936
#*	Aidma Holdings, Inc.	1,900	22,167

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aiful Corp.	103,400	$260,411
	Ain Holdings, Inc.	10,400	294,053
	Ainavo Holdings Co. Ltd.	800	5,954
	Aiphone Co. Ltd.	4,500	89,536
	Air Water, Inc.	64,700	815,783
	Airport Facilities Co. Ltd.	10,500	39,023
	Airtech Japan Ltd.	1,600	14,563
#*	Airtrip Corp.	4,300	51,538
	Aisan Industry Co. Ltd.	22,700	179,833
	Aisin Corp.	31,400	1,093,814
	AIT Corp.	1,900	20,787
	Aizawa Securities Group Co. Ltd.	12,600	97,329
	Ajinomoto Co., Inc.	29,700	1,084,723
	Ajis Co. Ltd.	2,100	31,648
	Akatsuki Corp.	4,600	12,566
	Akatsuki, Inc.	2,400	33,255
*	Akebono Brake Industry Co. Ltd.	43,900	35,329
	Akita Bank Ltd.	5,900	81,837
	Albis Co. Ltd.	2,900	47,649
	Alconix Corp.	11,500	104,149
	Alfresa Holdings Corp.	39,600	627,287
	Alinco, Inc.	7,300	45,940
#	Alleanza Holdings Co. Ltd.	4,100	27,307
	Alpen Co. Ltd.	7,200	93,283
	Alpha Systems, Inc.	1,000	18,276
*	AlphaPolis Co. Ltd.	900	13,405
	Alps Alpine Co. Ltd.	71,844	589,567
	Alps Logistics Co. Ltd.	1,900	19,880
	Altech Corp.	6,710	114,031
	Amada Co. Ltd.	80,000	776,036
	Amano Corp.	16,400	334,991
	Amiyaki Tei Co. Ltd.	400	9,727
	Amuse, Inc.	3,400	33,302
	Amvis Holdings, Inc.	12,200	208,122
*	ANA Holdings, Inc.	12,700	249,325
	Anabuki Kosan, Inc.	1,900	24,581
	Anest Iwata Corp.	8,600	63,931
#*	AnGes, Inc.	7,300	4,110
	Anicom Holdings, Inc.	12,400	44,942
	Anritsu Corp.	29,900	222,580
	AOI Electronics Co. Ltd.	2,000	23,463
	AOKI Holdings, Inc.	16,400	107,424
	Aoyama Trading Co. Ltd.	17,800	178,540
	Aoyama Zaisan Networks Co. Ltd.	7,300	51,237
#	Aozora Bank Ltd.	30,200	615,980
	Arakawa Chemical Industries Ltd.	6,700	45,080
	Arata Corp.	4,400	163,759
	ARCLANDS Corp.	7,479	80,112
	Arcs Co. Ltd.	16,380	312,997
	Ardepro Co. Ltd.	4,100	10,405
	ARE Holdings, Inc.	36,200	458,285
	Arealink Co. Ltd.	5,300	96,276
	Argo Graphics, Inc.	5,100	111,769
	Arisawa Manufacturing Co. Ltd.	10,600	74,967
	Artnature, Inc.	9,700	51,808
#*	Aruhi Corp.	3,700	20,070
	As One Corp.	6,800	216,715
	Asahi Co. Ltd.	6,500	55,920
	Asahi Diamond Industrial Co. Ltd.	19,900	113,696

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asahi Group Holdings Ltd.	31,200	$1,128,516
	Asahi Intecc Co. Ltd.	17,100	287,325
	Asahi Kasei Corp.	198,518	1,220,445
	Asahi Kogyosha Co. Ltd.	3,000	47,367
	Asahi Net, Inc.	3,700	15,031
	Asahi Yukizai Corp.	7,200	176,314
	Asanuma Corp.	6,000	141,475
	Ashimori Industry Co. Ltd.	1,900	26,007
	Asia Pile Holdings Corp.	14,000	68,826
	Asics Corp.	21,400	677,887
	ASKA Pharmaceutical Holdings Co. Ltd.	5,100	57,785
	ASKUL Corp.	11,600	151,431
	Astellas Pharma, Inc.	32,900	416,181
#	Astena Holdings Co. Ltd.	17,100	61,104
	Asti Corp.	1,300	30,813
	Ateam, Inc.	4,000	16,271
	Aucnet, Inc.	4,000	46,572
#	Autobacs Seven Co. Ltd.	21,000	216,006
	Avant Group Corp.	7,100	60,032
	Avantia Co. Ltd.	2,400	13,449
	Avex, Inc.	9,000	82,192
	Awa Bank Ltd.	13,800	229,263
	Axial Retailing, Inc.	6,400	163,921
	Axxzia, Inc.	1,300	8,319
	Azbil Corp.	4,600	135,924
	AZ-COM MARUWA Holdings, Inc.	17,600	241,538
	Bandai Namco Holdings, Inc.	32,100	665,064
	Bando Chemical Industries Ltd.	14,200	141,941
	Bank of Iwate Ltd.	6,900	125,226
	Bank of Nagoya Ltd.	4,165	168,100
	Bank of Saga Ltd.	4,794	65,373
	Bank of the Ryukyus Ltd.	14,500	119,785
	Base Co. Ltd.	2,100	58,939
	BayCurrent Consulting, Inc.	21,000	527,242
	Beauty Garage, Inc.	2,000	29,659
#	Beenos, Inc.	3,100	29,368
	Belc Co. Ltd.	5,000	234,505
	Bell System24 Holdings, Inc.	14,900	152,839
	Belluna Co. Ltd.	22,200	90,205
	Benefit One, Inc.	26,500	190,015
	Benesse Holdings, Inc.	25,000	295,584
#*	Bengo4.com, Inc.	1,500	42,110
#	Bic Camera, Inc.	25,700	194,573
	BIPROGY, Inc.	25,300	631,040
	B-Lot Co. Ltd.	2,200	11,721
	BML, Inc.	8,000	151,394
#	Bookoff Group Holdings Ltd.	3,100	21,344
	Bourbon Corp.	700	10,543
#	Br Holdings Corp.	10,200	24,713
	BrainPad, Inc.	5,700	30,873
	Bridgestone Corp.	72,000	2,724,855
	Broadmedia Corp.	2,119	20,472
	Brother Industries Ltd.	70,800	1,104,497
	Bull-Dog Sauce Co. Ltd.	3,500	49,092
	Bunka Shutter Co. Ltd.	24,700	208,313
#	Bushiroad, Inc.	8,800	29,927
	Business Brain Showa-Ota, Inc.	2,400	33,520
	Business Engineering Corp.	1,700	38,174
#	BuySell Technologies Co. Ltd.	900	21,597

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	C Uyemura & Co. Ltd.	1,400	$76,013
	CAC Holdings Corp.	3,100	36,079
	Calbee, Inc.	18,700	359,235
	Canon Electronics, Inc.	8,800	112,190
	Canon Marketing Japan, Inc.	14,100	338,126
	Canon, Inc., Sponsored ADR	500	11,790
	Canon, Inc.	42,800	1,011,821
	Capcom Co. Ltd.	24,100	775,763
	Career Design Center Co. Ltd.	2,000	25,843
#	Careerlink Co. Ltd.	1,800	29,299
	Carenet, Inc.	3,500	19,962
	Carlit Holdings Co. Ltd.	8,400	54,128
	Cawachi Ltd.	6,500	108,702
#	CDS Co. Ltd.	1,800	20,449
	Celsys, Inc.	16,000	73,073
	Central Automotive Products Ltd.	3,900	87,347
	Central Glass Co. Ltd.	14,000	265,335
	Central Japan Railway Co.	27,500	618,981
	Central Security Patrols Co. Ltd.	2,100	35,833
	Central Sports Co. Ltd.	2,600	41,415
#	Ceres, Inc.	800	4,981
#	Change Holdings, Inc.	8,300	84,681
	Charm Care Corp. KK	3,200	23,352
	Chiba Bank Ltd.	63,300	471,493
	Chiba Kogyo Bank Ltd.	17,300	113,002
	Chikaranomoto Holdings Co. Ltd.	3,600	45,032
	Chilled & Frozen Logistics Holdings Co. Ltd.	7,000	64,406
	Chino Corp.	3,100	41,948
	Chiyoda Co. Ltd.	7,300	40,302
*	Chiyoda Corp.	41,000	96,388
	Chiyoda Integre Co. Ltd.	5,000	91,649
	Chofu Seisakusho Co. Ltd.	6,800	96,917
	Chori Co. Ltd.	5,000	96,777
	Chubu Electric Power Co., Inc.	48,900	590,915
	Chubu Shiryo Co. Ltd.	10,900	78,483
	Chudenko Corp.	11,500	187,150
	Chuetsu Pulp & Paper Co. Ltd.	3,200	28,777
	Chugai Pharmaceutical Co. Ltd.	37,400	1,109,156
	Chugai Ro Co. Ltd.	2,300	32,865
	Chugin Financial Group, Inc.	56,500	450,500
	Chugoku Electric Power Co., Inc.	46,592	291,349
	Chugoku Marine Paints Ltd.	12,500	113,070
	Chuo Spring Co. Ltd.	8,000	37,768
	CI Takiron Corp.	19,100	73,526
	Citizen Watch Co. Ltd.	92,200	537,712
	CKD Corp.	14,800	186,118
	CK-San-Etsu Co. Ltd.	1,500	35,368
	Cleanup Corp.	10,500	48,922
#	CMIC Holdings Co. Ltd.	4,000	45,352
	CMK Corp.	19,100	84,159
	Coca-Cola Bottlers Japan Holdings, Inc.	35,556	476,755
*	COLOPL, Inc.	12,800	49,226
#	Colowide Co. Ltd.	21,900	340,984
	Computer Engineering & Consulting Ltd.	8,400	86,685
	COMSYS Holdings Corp.	19,905	409,451
	Comture Corp.	7,800	104,268
	Concordia Financial Group Ltd.	178,417	828,996
*	COOKPAD, Inc.	2,900	2,102
	Core Corp.	1,800	20,323

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Corona Corp.	5,700	$34,286
	Cosel Co. Ltd.	8,100	60,320
	Cosmo Energy Holdings Co. Ltd.	23,600	863,312
	Cosmos Initia Co. Ltd.	5,600	25,239
	Cosmos Pharmaceutical Corp.	4,200	437,084
	Cota Co. Ltd.	4,810	51,866
	CRE, Inc.	4,700	49,000
	Create Restaurants Holdings, Inc.	32,900	228,013
	Create SD Holdings Co. Ltd.	12,000	257,338
	Credit Saison Co. Ltd.	55,608	833,553
	Creek & River Co. Ltd.	4,300	56,091
	Cresco Ltd.	4,600	50,352
	Cross Cat Co. Ltd.	1,500	10,083
	CTI Engineering Co. Ltd.	4,900	147,363
	CTS Co. Ltd.	8,900	39,210
#	Cube System, Inc.	1,400	9,884
	Curves Holdings Co. Ltd.	15,100	65,869
*	Cyber Security Cloud, Inc.	1,600	21,658
	CyberAgent, Inc.	56,800	298,169
	Cybozu, Inc.	10,200	127,087
	Dai Nippon Printing Co. Ltd.	28,800	751,313
	Dai Nippon Toryo Co. Ltd.	9,200	58,642
	Daicel Corp.	64,700	550,187
	Dai-Dan Co. Ltd.	11,600	113,919
	Daido Metal Co. Ltd.	19,800	69,103
	Daido Steel Co. Ltd.	10,500	411,910
	Daifuku Co. Ltd.	29,700	490,730
	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	42,670
	Daihen Corp.	6,200	195,412
	Daiho Corp.	2,500	63,855
	Dai-Ichi Cutter Kogyo KK	5,000	39,810
	Daiichi Jitsugyo Co. Ltd.	8,100	103,963
	Daiichi Kensetsu Corp.	1,800	19,270
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	32,618
	Dai-ichi Life Holdings, Inc.	54,800	1,157,651
	Daiichi Sankyo Co. Ltd.	12,400	319,724
	Daiken Medical Co. Ltd.	4,500	15,847
	Daiki Aluminium Industry Co. Ltd.	16,500	136,585
	Daikin Industries Ltd.	13,500	1,946,415
#	Daikoku Denki Co. Ltd.	4,300	125,547
	Daikokutenbussan Co. Ltd.	1,600	67,806
	Daikyonishikawa Corp.	15,400	77,034
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	73,914
	Daio Paper Corp.	32,500	267,024
	Daiseki Co. Ltd.	10,620	293,298
	Daiseki Eco. Solution Co. Ltd.	2,800	17,952
	Daishi Hokuetsu Financial Group, Inc.	15,250	398,223
	Daishinku Corp.	10,400	50,381
	Daisue Construction Co. Ltd.	3,800	33,379
	Daito Bank Ltd.	4,300	22,361
	Daito Pharmaceutical Co. Ltd.	6,985	89,237
	Daito Trust Construction Co. Ltd.	9,900	1,061,937
	Daitron Co. Ltd.	3,300	63,093
	Daiwa House Industry Co. Ltd.	96,000	2,640,543
	Daiwa Industries Ltd.	11,800	101,187
	Daiwa Securities Group, Inc.	177,000	1,020,665
	Daiwabo Holdings Co. Ltd.	43,000	817,288
	DCM Holdings Co. Ltd.	49,200	384,179
	DD GROUP Co. Ltd.	2,400	21,771

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Dear Life Co. Ltd.	11,300	$56,264
	DeNA Co. Ltd.	25,000	244,229
	Denka Co. Ltd.	30,150	544,615
	Densan System Holdings Co. Ltd.	3,700	66,841
	Denso Corp.	68,500	1,011,494
	Dentsu Group, Inc.	26,200	761,005
	Denyo Co. Ltd.	6,100	86,171
	Dexerials Corp.	28,700	654,656
	DIC Corp.	31,100	490,396
	Digital Arts, Inc.	3,900	107,577
	Digital Hearts Holdings Co. Ltd.	4,100	24,957
#	Digital Holdings, Inc.	5,700	39,239
	Digital Information Technologies Corp.	3,100	32,672
	Dip Corp.	11,900	235,850
	Direct Marketing MiX, Inc.	6,200	16,741
	Disco Corp.	7,800	1,377,472
	DKK Co. Ltd.	3,400	56,109
	DKS Co. Ltd.	4,500	51,862
	DMG Mori Co. Ltd.	43,000	711,220
	Doshisha Co. Ltd.	6,800	101,231
#	Double Standard, Inc.	2,600	24,100
	Doutor Nichires Holdings Co. Ltd.	12,100	174,708
	Dowa Holdings Co. Ltd.	21,395	654,053
	DTS Corp.	11,000	225,922
	Duskin Co. Ltd.	9,800	213,666
	DyDo Group Holdings, Inc.	3,200	123,846
	Eagle Industry Co. Ltd.	8,800	95,934
	East Japan Railway Co.	10,800	560,923
	EAT&HOLDINGS Co. Ltd.	1,300	17,205
	Ebara Corp.	18,800	832,531
	Ebara Foods Industry, Inc.	2,300	44,678
	Ebara Jitsugyo Co. Ltd.	2,800	48,950
	Ebase Co. Ltd.	6,400	27,566
	Eco’s Co. Ltd.	4,900	70,168
#	EDION Corp.	34,400	343,098
	eGuarantee, Inc.	8,600	99,339
#	E-Guardian, Inc.	1,223	13,481
	Ehime Bank Ltd.	14,600	108,094
	Eiken Chemical Co. Ltd.	10,300	101,593
	Eisai Co. Ltd.	2,700	143,041
	Eizo Corp.	7,000	224,613
	EJ Holdings, Inc.	1,100	11,762
	Elan Corp.	9,500	46,958
	Elecom Co. Ltd.	10,300	116,788
	Electric Power Development Co. Ltd.	19,500	298,948
	Elematec Corp.	8,800	100,158
	EM Systems Co. Ltd.	7,400	35,191
	en Japan, Inc.	8,800	131,259
	Endo Lighting Corp.	5,800	45,498
	ENEOS Holdings, Inc.	500,100	1,853,079
	Enomoto Co. Ltd.	2,000	20,382
#	Enplas Corp.	2,500	139,897
	Entrust, Inc.	2,100	11,742
#	eRex Co. Ltd.	9,500	46,839
	ERI Holdings Co. Ltd.	1,700	18,262
	ES-Con Japan Ltd.	10,700	62,444
	Eslead Corp.	3,700	76,233
	ESPEC Corp.	4,400	64,736
	Exedy Corp.	13,000	217,053

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	EXEO Group, Inc.	22,145	$459,946
	Ezaki Glico Co. Ltd.	14,200	412,754
	F&M Co. Ltd.	3,200	43,290
	Fabrica Communications Co. Ltd.	600	7,946
	FALCO HOLDINGS Co. Ltd.	2,100	28,153
	Fancl Corp.	17,700	264,625
	FANUC Corp.	15,000	372,246
	Fast Fitness Japan, Inc.	1,300	10,431
	Fast Retailing Co. Ltd.	12,000	2,656,757
	FCC Co. Ltd.	12,300	145,952
*	FDK Corp.	3,899	20,056
	Feed One Co. Ltd.	10,780	55,055
#	Feedforce Group, Inc.	1,800	8,371
#	Ferrotec Holdings Corp.	21,600	379,667
	Fibergate, Inc.	2,100	15,835
	FIDEA Holdings Co. Ltd.	8,320	89,649
#	Financial Partners Group Co. Ltd.	21,500	204,230
	FINDEX, Inc.	5,100	28,123
*	Fintech Global, Inc.	24,800	9,412
	First Bank of Toyama Ltd.	19,500	127,512
#	First Juken Co. Ltd.	4,100	29,728
	Fixstars Corp.	6,900	45,396
	FJ Next Holdings Co. Ltd.	7,900	55,198
	Food & Life Cos. Ltd.	37,000	623,626
	Forum Engineering, Inc.	1,200	10,342
#	Forval Corp.	1,400	10,653
	Foster Electric Co. Ltd.	9,500	56,536
	FP Corp.	16,400	315,809
	France Bed Holdings Co. Ltd.	7,200	56,628
	Freebit Co. Ltd.	6,000	41,266
	Freund Corp.	3,044	15,932
	Frontier Management, Inc.	1,300	13,800
#	F-Tech, Inc.	6,700	31,098
	FTGroup Co. Ltd.	6,700	57,253
	Fudo Tetra Corp.	5,650	75,343
	Fuji Corp.	19,300	290,616
#	Fuji Corp.	7,200	81,187
	Fuji Corp. Ltd.	11,800	56,303
	Fuji Electric Co. Ltd.	16,900	643,461
	Fuji Kyuko Co. Ltd.	7,500	211,697
	Fuji Media Holdings, Inc.	12,900	128,119
	Fuji Oil Co. Ltd.	17,700	37,139
	Fuji Oil Holdings, Inc.	15,300	243,030
	Fuji Pharma Co. Ltd.	5,100	39,397
	Fuji Seal International, Inc.	15,586	173,615
	Fuji Soft, Inc.	9,700	349,057
	Fujibo Holdings, Inc.	4,500	102,600
	Fujicco Co. Ltd.	6,000	77,420
	FUJIFILM Holdings Corp.	13,800	754,829
	Fujikura Composites, Inc.	8,600	67,164
	Fujikura Kasei Co. Ltd.	10,400	30,104
	Fujikura Ltd.	119,300	856,826
	Fujimi, Inc.	10,400	207,603
	Fujimori Kogyo Co. Ltd.	6,000	151,398
	Fujishoji Co. Ltd.	3,200	27,001
*	Fujita Kanko, Inc.	2,300	63,213
	Fujitsu General Ltd.	1,300	23,120
	Fujitsu Ltd.	20,100	2,603,904
	Fujiya Co. Ltd.	2,700	44,568

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FuKoKu Co. Ltd.	6,200	$60,130
	Fukuda Corp.	2,600	84,284
	Fukuda Denshi Co. Ltd.	5,500	196,536
#	Fukui Bank Ltd.	9,300	100,222
	Fukui Computer Holdings, Inc.	4,400	75,539
	Fukuoka Financial Group, Inc.	30,832	815,005
	Fukushima Galilei Co. Ltd.	4,300	142,352
	Fukuyama Transporting Co. Ltd.	8,100	221,358
	FULLCAST Holdings Co. Ltd.	6,400	72,421
#	Fumakilla Ltd.	1,200	8,404
	Funai Soken Holdings, Inc.	13,170	216,461
	Furukawa Battery Co. Ltd.	5,400	31,843
	Furukawa Co. Ltd.	10,381	145,647
	Furukawa Electric Co. Ltd.	27,800	416,572
	Furuno Electric Co. Ltd.	10,200	111,922
#	Furuya Metal Co. Ltd.	1,200	77,631
	Furyu Corp.	8,200	86,399
	Fuso Chemical Co. Ltd.	8,900	241,831
	Fuso Pharmaceutical Industries Ltd.	2,900	37,409
	Futaba Corp.	16,300	54,914
	Futaba Industrial Co. Ltd.	22,700	111,845
	Future Corp.	16,700	190,597
	Fuyo General Lease Co. Ltd.	8,600	699,186
	G-7 Holdings, Inc.	13,300	101,563
	Gakken Holdings Co. Ltd.	11,000	61,220
	Gakkyusha Co. Ltd.	3,000	40,199
	Gakujo Co. Ltd.	1,300	14,499
	Gecoss Corp.	7,000	44,449
#	Genki Sushi Co. Ltd.	4,000	69,590
	Genky DrugStores Co. Ltd.	4,200	159,939
	Geo Holdings Corp.	9,800	153,207
#	Gift Holdings, Inc.	2,200	31,424
*	giftee, Inc.	1,300	11,119
	Giken Ltd.	2,600	30,816
	GL Sciences, Inc.	1,700	25,662
	GLOBERIDE, Inc.	12,000	154,863
	Glory Ltd.	16,100	300,173
	Glosel Co. Ltd.	7,000	20,876
	GMO Financial Gate, Inc.	1,200	67,275
	GMO Financial Holdings, Inc.	13,300	60,445
	GMO GlobalSign Holdings KK	2,500	42,181
	GMO internet group, Inc.	22,200	323,338
	GMO Payment Gateway, Inc.	5,800	231,648
#*	GNI Group Ltd.	10,900	144,770
	Godo Steel Ltd.	4,200	121,934
	Gokurakuyu Holdings Co. Ltd.	8,600	21,903
	Goldcrest Co. Ltd.	7,200	102,674
	Goldwin, Inc.	5,200	328,416
	Good Com Asset Co. Ltd.	5,600	32,317
	Grandy House Corp.	4,200	16,970
	Gree, Inc.	16,500	61,661
	Greens Co. Ltd.	1,200	12,553
	gremz, Inc.	2,500	33,154
	GS Yuasa Corp.	23,216	374,546
	GSI Creos Corp.	3,600	47,540
	G-Tekt Corp.	8,830	103,052
	Gun-Ei Chemical Industry Co. Ltd.	1,900	39,810
	GungHo Online Entertainment, Inc.	14,440	217,719
	Gunma Bank Ltd.	120,400	581,842

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Gunosy, Inc.	4,500	$20,953
	Gunze Ltd.	6,400	191,912
	H.U. Group Holdings, Inc.	21,360	358,977
	H2O Retailing Corp.	33,200	355,675
	Hachijuni Bank Ltd.	95,019	541,145
#	Hagihara Industries, Inc.	4,900	52,349
	Hagiwara Electric Holdings Co. Ltd., Class C	2,500	72,212
#	Hakudo Co. Ltd.	3,200	45,525
	Hakuhodo DY Holdings, Inc.	66,100	536,414
#	Hakuto Co. Ltd.	2,400	81,161
	Halows Co. Ltd.	3,100	87,090
	Hamakyorex Co. Ltd.	9,700	242,835
	Hamamatsu Photonics KK	13,700	508,859
	Handsman Co. Ltd.	800	5,581
	Hankyu Hanshin Holdings, Inc.	28,400	893,566
	Hanwa Co. Ltd.	12,800	385,832
	Happinet Corp.	7,100	120,231
	Hard Off Corp. Co. Ltd.	4,500	43,718
#	Harima Chemicals Group, Inc.	6,100	32,606
	Harmonic Drive Systems, Inc.	5,000	108,297
	Haseko Corp.	110,400	1,358,675
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,112
	Hazama Ando Corp.	58,800	455,113
	Heiwa Corp.	22,700	321,326
	Heiwa Real Estate Co. Ltd.	9,800	250,868
	Heiwado Co. Ltd.	11,515	188,340
#*	Hennge KK	1,400	9,274
	Hibiya Engineering Ltd.	7,600	115,131
	Hikari Tsushin, Inc.	1,600	230,837
#	HI-LEX Corp.	7,200	63,101
	Himacs Ltd.	1,500	13,683
*	Hino Motors Ltd.	10,100	29,397
	Hioki EE Corp.	3,100	134,745
	Hirakawa Hewtech Corp.	4,000	38,279
	Hirano Tecseed Co. Ltd.	2,000	25,801
#	Hirata Corp.	2,100	95,535
	Hirogin Holdings, Inc.	82,300	523,319
	Hirose Electric Co. Ltd.	2,555	289,479
	Hirose Tusyo, Inc.	1,900	35,989
	Hiroshima Gas Co. Ltd.	9,300	24,558
	Hisaka Works Ltd.	6,800	42,578
	Hisamitsu Pharmaceutical Co., Inc.	7,400	236,026
	Hitachi Construction Machinery Co. Ltd.	21,200	547,718
	Hitachi Ltd.	99,000	6,275,271
	Hitachi Zosen Corp.	74,700	389,679
	Hito Communications Holdings, Inc.	2,200	17,915
	Hochiki Corp.	5,600	62,344
	Hodogaya Chemical Co. Ltd.	3,100	61,901
	Hogy Medical Co. Ltd.	6,100	132,542
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	24,185
	Hokkaido Electric Power Co., Inc.	37,400	157,331
	Hokkaido Gas Co. Ltd.	4,700	72,949
	Hokkan Holdings Ltd.	5,200	54,414
	Hokko Chemical Industry Co. Ltd.	8,500	52,430
	Hokkoku Financial Holdings, Inc.	8,100	268,004
#	Hokuetsu Corp.	50,400	386,704
	Hokuetsu Industries Co. Ltd.	8,800	113,265
	Hokuhoku Financial Group, Inc.	58,800	686,495
	Hokuriku Electric Industry Co. Ltd.	3,300	29,570

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Hokuriku Electric Power Co.	35,200	$174,600
	Hokuriku Electrical Construction Co. Ltd.	6,000	39,538
	Hokuto Corp.	6,400	76,808
	Honda Motor Co. Ltd., Sponsored ADR	4,900	150,675
	Honda Motor Co. Ltd.	329,100	3,372,871
	H-One Co. Ltd.	10,500	53,666
	Honeys Holdings Co. Ltd.	6,900	69,765
	Hoosiers Holdings Co. Ltd.	14,200	100,366
	Horiba Ltd.	10,100	510,669
	Hoshizaki Corp.	4,400	142,096
	Hosiden Corp.	22,400	263,272
	Hosokawa Micron Corp.	6,300	176,823
	Hotland Co. Ltd.	2,600	34,282
	House Foods Group, Inc.	11,293	238,464
#	Howa Machinery Ltd.	5,400	27,061
	Hoya Corp.	26,300	2,531,864
	HS Holdings Co. Ltd.	7,900	52,802
	Hulic Co. Ltd.	77,995	715,068
	Hyakugo Bank Ltd.	81,100	306,635
	Hyakujushi Bank Ltd.	9,100	173,282
	Ibiden Co. Ltd.	23,600	1,006,220
	IBJ, Inc.	7,100	30,441
	Ichibanya Co. Ltd.	1,700	59,971
	Ichigo, Inc.	74,500	163,025
	Ichiken Co. Ltd.	3,100	41,578
	Ichikoh Industries Ltd.	17,800	62,340
	Ichinen Holdings Co. Ltd.	8,100	74,437
	Ichiyoshi Securities Co. Ltd.	11,900	55,304
	Icom, Inc.	3,300	76,406
	ID Holdings Corp.	5,550	52,945
	Idec Corp.	13,400	240,444
	Idemitsu Kosan Co. Ltd.	60,089	1,364,326
	IDOM, Inc.	26,700	160,672
	IHI Corp.	46,100	884,759
	Iida Group Holdings Co. Ltd.	21,000	326,071
	Iino Kaiun Kaisha Ltd.	36,600	262,521
	IJTT Co. Ltd.	9,300	41,176
	I’ll, Inc.	2,800	68,409
	Imagica Group, Inc.	7,200	28,268
#	Imasen Electric Industrial	1,400	5,372
	i-mobile Co. Ltd.	7,200	22,417
	Imuraya Group Co. Ltd.	2,000	31,095
	Inaba Denki Sangyo Co. Ltd.	10,000	208,529
	Inaba Seisakusho Co. Ltd.	4,800	47,935
	Inabata & Co. Ltd.	19,800	413,365
#	Inageya Co. Ltd.	900	9,538
*	I-NE Co. Ltd.	2,800	52,545
	Ines Corp.	5,600	55,076
	I-Net Corp.	5,310	56,638
	Infocom Corp.	10,400	173,169
	Information Services International-Dentsu Ltd.	6,400	217,211
	INFRONEER Holdings, Inc.	63,420	669,008
	Innotech Corp.	6,300	64,743
	Inpex Corp.	177,300	2,572,776
	Insource Co. Ltd.	18,600	109,629
#	Intage Holdings, Inc.	4,000	44,263
	Integrated Design & Engineering Holdings Co. Ltd.	5,000	110,987
#	Intelligent Wave, Inc.	4,800	27,730
	Inter Action Corp.	2,800	19,046

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Internet Initiative Japan, Inc.	26,000	$420,124
#	Inui Global Logistics Co. Ltd.	3,300	26,653
	I-PEX, Inc.	4,900	47,674
	IPS, Inc.	2,000	35,118
#	IR Japan Holdings Ltd.	2,900	26,070
	Iriso Electronics Co. Ltd.	7,200	169,981
	I’rom Group Co. Ltd.	2,200	25,097
	ISB Corp.	2,500	23,431
#	Ise Chemicals Corp.	600	29,190
	Iseki & Co. Ltd.	7,400	53,665
	Isetan Mitsukoshi Holdings Ltd.	44,700	504,259
	Ishihara Chemical Co. Ltd.	4,000	42,256
	Ishihara Sangyo Kaisha Ltd.	13,300	124,598
	Ishizuka Glass Co. Ltd.	1,300	27,855
*	Istyle, Inc.	22,100	63,904
	Isuzu Motors Ltd.	129,800	1,447,354
*	ITbook Holdings Co. Ltd.	4,100	8,370
	Itfor, Inc.	5,500	38,551
	ITmedia, Inc.	2,600	17,740
#	Ito En Ltd.	11,500	373,698
#	ITOCHU Corp.	123,000	4,430,586
	Itochu Enex Co. Ltd.	26,700	262,445
	Itochu-Shokuhin Co. Ltd.	2,500	108,483
	Itoham Yonekyu Holdings, Inc.	10,580	292,390
	Itoki Corp.	20,600	198,373
	IwaiCosmo Holdings, Inc.	7,900	94,135
	Iwatani Corp.	18,500	884,827
	Iwatsuka Confectionery Co. Ltd.	1,600	53,526
	Iyogin Holdings, Inc.	90,300	650,010
	Izumi Co. Ltd.	13,300	336,297
	J Front Retailing Co. Ltd.	64,300	612,991
#	J Trust Co. Ltd.	17,800	56,465
	JAC Recruitment Co. Ltd.	5,300	84,598
	Jaccs Co. Ltd.	9,900	340,296
*	Jade Group, Inc.	3,300	31,935
	JAFCO Group Co. Ltd.	40,200	432,987
*	Jamco Corp.	2,800	27,578
	JANOME Corp.	7,000	33,423
	Japan Airlines Co. Ltd.	9,400	172,808
	Japan Airport Terminal Co. Ltd.	3,800	167,120
	Japan Aviation Electronics Industry Ltd.	27,300	514,565
	Japan Best Rescue System Co. Ltd.	3,800	15,124
	Japan Business Systems, Inc.	2,200	19,058
#	Japan Cash Machine Co. Ltd.	7,100	45,327
*	Japan Communications, Inc.	42,200	57,883
	Japan Electronic Materials Corp.	4,000	36,746
	Japan Elevator Service Holdings Co. Ltd.	19,800	262,393
	Japan Exchange Group, Inc.	61,100	1,208,240
#	Japan Foundation Engineering Co. Ltd.	9,800	28,042
*	Japan Hospice Holdings, Inc.	1,400	20,978
	Japan Lifeline Co. Ltd.	16,500	125,818
	Japan Material Co. Ltd.	21,000	294,912
	Japan Medical Dynamic Marketing, Inc.	7,100	33,635
	Japan Petroleum Exploration Co. Ltd.	8,000	273,933
	Japan Post Bank Co. Ltd.	42,300	392,087
	Japan Post Holdings Co. Ltd.	103,800	918,755
	Japan Post Insurance Co. Ltd.	17,700	340,832
	Japan Property Management Center Co. Ltd.	4,600	34,040
	Japan Pulp & Paper Co. Ltd.	4,400	137,938

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Securities Finance Co. Ltd.	29,000	$288,777
	Japan Steel Works Ltd.	4,774	77,457
	Japan System Techniques Co. Ltd.	2,600	35,317
	Japan Tobacco, Inc.	100,200	2,332,541
	Japan Transcity Corp.	14,800	64,975
	Japan Wool Textile Co. Ltd.	18,700	170,012
	Jastec Co. Ltd.	2,800	28,716
	JBCC Holdings, Inc.	6,700	132,258
	JCR Pharmaceuticals Co. Ltd.	5,486	41,987
	JCU Corp.	10,500	229,036
	Jeol Ltd.	14,500	409,383
	JFE Holdings, Inc.	156,000	2,173,527
	JGC Holdings Corp.	56,000	689,751
#*	JIG-SAW, Inc.	1,500	36,824
#	JINS Holdings, Inc.	4,400	121,461
	JINUSHI Co. Ltd.	3,100	41,066
	JK Holdings Co. Ltd.	6,500	41,317
	J-Lease Co. Ltd.	2,000	25,164
	JM Holdings Co. Ltd.	5,400	74,046
	JMDC, Inc.	500	14,003
	JMS Co. Ltd.	7,600	26,745
*	Joban Kosan Co. Ltd.	2,900	22,824
	J-Oil Mills, Inc.	7,400	86,881
	Joshin Denki Co. Ltd.	5,700	90,544
	Joyful Honda Co. Ltd.	15,200	178,527
	JP-Holdings, Inc.	21,100	49,220
	JSB Co. Ltd.	1,400	21,359
	JSP Corp.	4,700	58,452
	JSR Corp.	5,900	157,919
	JTEKT Corp.	63,100	520,258
#	Juki Corp.	8,500	33,540
	Juroku Financial Group, Inc.	10,200	274,809
	Justsystems Corp.	10,700	190,679
	JVCKenwood Corp.	99,600	428,055
	K&O Energy Group, Inc.	5,900	92,904
	Kadokawa Corp.	9,800	188,778
	Kadoya Sesame Mills, Inc.	1,000	23,015
	Kaga Electronics Co. Ltd.	5,600	224,086
	Kagome Co. Ltd.	6,600	137,302
	Kajima Corp.	68,900	1,138,737
	Kakaku.com, Inc.	25,700	247,863
	Kaken Pharmaceutical Co. Ltd.	7,600	168,303
	Kakiyasu Honten Co. Ltd.	3,800	62,374
#	Kamakura Shinsho Ltd.	6,200	23,896
	Kameda Seika Co. Ltd.	2,600	70,273
	Kamei Corp.	9,400	97,401
	Kamigumi Co. Ltd.	23,700	480,791
	Kanaden Corp.	6,900	68,750
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	42,824
	Kanamic Network Co. Ltd.	5,700	17,318
#	Kanamoto Co. Ltd.	11,600	188,258
	Kandenko Co. Ltd.	40,400	374,360
	Kaneka Corp.	16,700	408,679
	Kaneko Seeds Co. Ltd.	3,900	36,765
	Kanematsu Corp.	34,500	466,218
	Kanemi Co. Ltd.	600	12,013
	Kanro, Inc.	600	9,032
	Kansai Electric Power Co., Inc.	53,500	685,005
	Kansai Paint Co. Ltd.	11,800	172,689

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanto Denka Kogyo Co. Ltd.	16,448	$86,916
	Kao Corp.	26,400	963,175
*	Kaonavi, Inc.	1,500	20,460
*	Kappa Create Co. Ltd.	1,400	14,710
	Katakura Industries Co. Ltd.	8,000	90,025
	Katitas Co. Ltd.	17,700	236,249
	Kato Sangyo Co. Ltd.	5,700	160,267
#	Kato Works Co. Ltd.	5,200	41,517
	Kawada Technologies, Inc.	1,900	83,814
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	66,099
	Kawasaki Heavy Industries Ltd.	53,900	1,189,672
#	Kawasaki Kisen Kaisha Ltd.	12,922	443,095
	KDDI Corp.	165,200	4,941,913
	KeePer Technical Laboratory Co. Ltd.	4,700	177,166
	Keihan Holdings Co. Ltd.	12,700	310,616
	Keihanshin Building Co. Ltd.	7,700	70,652
	Keikyu Corp.	30,900	261,983
	Keio Corp.	14,200	421,377
	Keisei Electric Railway Co. Ltd.	11,219	422,616
	KEIWA, Inc.	2,400	21,179
	Keiyo Bank Ltd.	41,000	186,024
	Keiyo Co. Ltd.	8,300	71,473
	KEL Corp.	1,800	20,145
	Kenko Mayonnaise Co. Ltd.	4,700	48,710
	Kewpie Corp.	18,300	317,628
	Keyence Corp.	7,200	2,787,253
	KFC Holdings Japan Ltd.	5,600	111,553
	KH Neochem Co. Ltd.	11,458	173,562
	Kibun Foods, Inc.	1,500	11,609
	Kikkoman Corp.	6,600	375,505
	Kimura Chemical Plants Co. Ltd.	5,900	27,752
	Kinden Corp.	34,500	522,587
#	King Jim Co. Ltd.	4,200	24,859
	Kintetsu Department Store Co. Ltd.	3,100	57,829
	Kintetsu Group Holdings Co. Ltd.	13,300	374,219
	Kirin Holdings Co. Ltd.	15,900	223,448
	Kissei Pharmaceutical Co. Ltd.	11,300	239,006
	Ki-Star Real Estate Co. Ltd.	4,300	121,141
*	Kitagawa Corp.	4,300	40,385
	Kita-Nippon Bank Ltd.	3,600	55,446
	Kitano Construction Corp.	1,600	32,560
	Kitz Corp.	25,100	169,606
	Kiyo Bank Ltd.	46,000	474,854
*	KLab, Inc.	13,400	23,275
*	KNT-CT Holdings Co. Ltd.	3,800	31,844
	Koa Corp.	12,400	119,492
	Koatsu Gas Kogyo Co. Ltd.	12,700	64,302
	Kobayashi Pharmaceutical Co. Ltd.	5,800	239,443
#	Kobe Bussan Co. Ltd.	17,000	420,717
*	Kobe Electric Railway Co. Ltd.	1,600	29,284
	Kobe Steel Ltd.	121,300	1,434,186
	Koei Tecmo Holdings Co. Ltd.	9,920	129,532
	Kohnan Shoji Co. Ltd.	12,300	318,852
#	Kohoku Kogyo Co. Ltd.	800	25,413
	Kohsoku Corp.	3,200	43,012
	Koito Manufacturing Co. Ltd.	24,600	368,575
	Kojima Co. Ltd.	14,600	63,816
	Kokuyo Co. Ltd.	22,900	354,949
	Komatsu Ltd.	111,700	2,566,462

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Komatsu Matere Co. Ltd.	8,200	$39,024
	Komatsu Wall Industry Co. Ltd.	3,000	57,696
	KOMEDA Holdings Co. Ltd.	14,000	255,465
	Komehyo Holdings Co. Ltd.	3,700	116,124
	Komeri Co. Ltd.	12,400	257,124
	Komori Corp.	17,600	134,768
#	Konaka Co. Ltd.	13,400	34,611
	Konami Group Corp.	11,200	580,183
	Kondotec, Inc.	7,700	57,897
*	Konica Minolta, Inc.	241,500	676,436
	Konishi Co. Ltd.	10,100	149,828
	Konoike Transport Co. Ltd.	10,300	136,328
#	Konoshima Chemical Co. Ltd.	3,900	32,885
#	Kosaido Holdings Co. Ltd.	5,100	99,819
	Kose Corp.	1,300	86,126
	Koshidaka Holdings Co. Ltd.	14,200	101,028
	Kotobuki Spirits Co. Ltd.	18,500	245,661
#	Kotobukiya Co. Ltd.	600	8,078
	Kozo Keikaku Engineering, Inc.	500	11,859
	KPP Group Holdings Co. Ltd.	16,100	69,581
	Krosaki Harima Corp.	3,300	208,956
	KRS Corp.	5,400	34,580
	K’s Holdings Corp.	57,600	536,013
	KU Holdings Co. Ltd.	4,300	31,414
	Kubota Corp., Sponsored ADR	425	28,190
	Kubota Corp.	41,400	556,799
*	Kufu Co., Inc.	3,200	6,468
	Kumagai Gumi Co. Ltd.	12,300	308,252
#	Kumiai Chemical Industry Co. Ltd.	29,763	216,934
#	Kunimine Industries Co. Ltd.	2,500	16,036
	Kurabo Industries Ltd.	6,000	89,828
	Kuraray Co. Ltd.	105,600	1,208,187
	Kureha Corp.	7,000	415,722
	Kurimoto Ltd.	3,400	69,529
	Kurita Water Industries Ltd.	17,000	516,518
	Kuriyama Holdings Corp.	5,600	32,311
#	Kushikatsu Tanaka Holdings Co., Class C	1,300	14,808
	Kusuri No. Aoki Holdings Co. Ltd.	5,100	334,140
	KYB Corp.	8,300	245,198
	Kyocera Corp.	16,851	830,609
	Kyodo Printing Co. Ltd.	2,700	57,237
	Kyoei Steel Ltd.	9,300	117,974
	Kyokuto Boeki Kaisha Ltd.	6,000	71,223
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	160,787
	Kyokuto Securities Co. Ltd.	9,100	63,091
	Kyokuyo Co. Ltd.	3,700	94,149
	Kyorin Pharmaceutical Co. Ltd.	14,200	167,495
#	Kyoritsu Maintenance Co. Ltd.	11,200	428,355
	Kyosan Electric Manufacturing Co. Ltd.	19,800	63,406
	Kyoto Financial Group, Inc.	14,600	827,730
	Kyowa Kirin Co. Ltd.	9,800	153,706
	Kyudenko Corp.	13,300	397,284
*	Kyushu Electric Power Co., Inc.	59,800	382,070
	Kyushu Financial Group, Inc.	98,199	618,798
	Kyushu Railway Co.	18,800	384,390
	LA Holdings Co. Ltd.	1,300	40,106
	LAC Co. Ltd.	4,500	21,679
	Lacto Japan Co. Ltd.	2,400	31,613
#*	Laox Holdings Co. Ltd.	9,000	14,076

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Lasertec Corp.	5,900	$974,563
	Lawson, Inc.	7,174	346,694
	LEC, Inc.	10,800	73,218
*	Leopalace21 Corp.	62,800	135,089
	Life Corp.	5,300	124,935
#*	LIFENET INSURANCE Co.	3,300	21,087
*	LIFULL Co. Ltd.	28,000	40,803
	LIKE, Inc.	3,000	27,438
	Link & Motivation, Inc.	18,500	49,534
	Lintec Corp.	15,338	253,526
	Lion Corp.	42,300	405,940
	LITALICO, Inc.	7,100	95,397
	Lixil Corp.	82,000	899,136
	Loadstar Capital KK	1,200	14,985
	Look Holdings, Inc.	2,300	30,584
*	LTS, Inc.	500	9,819
	LY Corp.	132,100	336,787
	M&A Capital Partners Co. Ltd.	5,000	90,762
	M3, Inc.	39,300	605,267
	Mabuchi Motor Co. Ltd.	8,500	242,841
	Macnica Holdings, Inc.	18,199	739,415
	Macromill, Inc.	12,100	53,763
	Maeda Kosen Co. Ltd.	10,800	210,402
	Maezawa Industries, Inc.	2,800	17,350
#	Maezawa Kasei Industries Co. Ltd.	5,600	54,949
	Maezawa Kyuso Industries Co. Ltd.	6,800	62,407
	Makino Milling Machine Co. Ltd.	10,500	438,147
	Makita Corp.	23,000	594,477
	Management Solutions Co. Ltd.	2,600	45,259
	Mandom Corp.	12,300	112,824
	Mani, Inc.	17,300	235,338
	MarkLines Co. Ltd.	3,600	66,250
#	Mars Group Holdings Corp.	3,500	60,087
	Marubeni Corp.	66,300	969,424
	Marubun Corp.	6,700	48,956
	Marudai Food Co. Ltd.	8,000	88,452
	Maruha Nichiro Corp.	24,833	425,103
	Marui Group Co. Ltd.	41,200	651,501
	Maruichi Steel Tube Ltd.	8,000	198,531
	MARUKA FURUSATO Corp.	7,553	138,699
#	Marumae Co. Ltd.	2,200	19,629
	Marusan Securities Co. Ltd.	17,700	96,048
	Maruwa Co. Ltd.	2,900	508,844
	Maruyama Manufacturing Co., Inc.	900	12,354
#	Maruzen CHI Holdings Co. Ltd.	8,400	18,213
	Maruzen Showa Unyu Co. Ltd.	4,800	121,180
	Marvelous, Inc.	5,900	27,096
	Matching Service Japan Co. Ltd.	2,600	19,602
	Matsuda Sangyo Co. Ltd.	6,500	113,206
	Matsui Construction Co. Ltd.	6,600	34,284
	Matsui Securities Co. Ltd.	28,700	142,742
	MatsukiyoCocokara & Co.	24,340	426,967
	Max Co. Ltd.	8,500	143,447
	Maxell Ltd.	15,000	160,436
	Maxvalu Tokai Co. Ltd.	2,400	47,427
	Mazda Motor Corp.	104,300	1,008,163
	McDonald’s Holdings Co. Japan Ltd.	6,200	241,228
	MCJ Co. Ltd.	34,200	246,047
	Mebuki Financial Group, Inc.	242,290	733,463

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	MEC Co. Ltd.	3,700	$84,065
#*	Media Do Co. Ltd.	2,600	22,475
	Medical Data Vision Co. Ltd.	8,600	38,208
	Medical System Network Co. Ltd.	15,500	47,758
	Medikit Co. Ltd.	600	10,600
	Medipal Holdings Corp.	41,300	694,376
	Medius Holdings Co. Ltd.	1,200	6,126
*	Medley, Inc.	1,400	40,475
	MedPeer, Inc.	3,100	18,279
	Megachips Corp.	6,600	170,166
	Megmilk Snow Brand Co. Ltd.	18,300	294,959
	Meidensha Corp.	17,600	275,737
	Meiho Facility Works Ltd.	3,300	16,870
	Meiji Electric Industries Co. Ltd.	1,000	9,200
	MEIJI Holdings Co. Ltd.	13,300	327,366
#	Meiji Shipping Group Co. Ltd.	6,900	29,676
	Meiko Electronics Co. Ltd.	8,000	165,936
	Meisei Industrial Co. Ltd.	17,000	114,814
	Meitec Group Holdings, Inc.	24,900	438,242
	Meito Sangyo Co. Ltd.	3,300	35,380
	Meiwa Corp.	11,400	48,623
	Meiwa Estate Co. Ltd.	3,900	30,077
	Melco Holdings, Inc.	1,800	41,070
#	Members Co. Ltd.	2,000	15,744
	Menicon Co. Ltd.	21,200	245,772
*	Mercari, Inc.	25,500	511,771
	Mercuria Holdings Co. Ltd.	4,100	20,402
*	MetaReal Corp.	1,300	10,711
	METAWATER Co. Ltd.	3,400	42,863
	Micronics Japan Co. Ltd.	7,800	118,177
#	Midac Holdings Co. Ltd.	2,700	31,514
	Mie Kotsu Group Holdings, Inc.	23,400	87,338
#	Mikuni Corp.	11,100	31,671
	Milbon Co. Ltd.	6,500	171,839
	MIMAKI ENGINEERING Co. Ltd.	4,800	23,522
	Mimasu Semiconductor Industry Co. Ltd.	9,500	154,053
	Minebea Mitsumi, Inc.	65,461	1,026,382
	Ministop Co. Ltd.	4,800	48,502
	Mirai Industry Co. Ltd.	800	16,803
	Miraial Co. Ltd.	2,200	19,954
	Mirait One Corp.	35,000	463,881
	Mirarth Holdings, Inc.	31,754	92,563
	Miroku Jyoho Service Co. Ltd.	5,900	60,425
	MISUMI Group, Inc.	38,900	588,894
	Mitani Corp.	7,600	69,664
	Mitani Sangyo Co. Ltd.	9,700	21,400
	Mitani Sekisan Co. Ltd.	1,400	42,210
	Mito Securities Co. Ltd.	24,400	70,972
	Mitsuba Corp.	13,600	62,645
	Mitsubishi Chemical Group Corp.	379,800	2,149,138
	Mitsubishi Corp.	55,830	2,602,546
	Mitsubishi Electric Corp.	95,900	1,099,638
	Mitsubishi Estate Co. Ltd.	53,900	689,937
	Mitsubishi Gas Chemical Co., Inc.	42,200	570,369
	Mitsubishi HC Capital, Inc.	299,200	1,972,395
	Mitsubishi Heavy Industries Ltd.	24,000	1,236,112
	Mitsubishi Kakoki Kaisha Ltd.	3,200	57,269
	Mitsubishi Logisnext Co. Ltd.	16,000	125,526
	Mitsubishi Logistics Corp.	13,600	355,775

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Materials Corp.	29,000	$466,019
	Mitsubishi Motors Corp.	187,600	612,808
	Mitsubishi Pencil Co. Ltd.	3,700	45,610
	Mitsubishi Research Institute, Inc.	3,500	113,148
	Mitsubishi Shokuhin Co. Ltd.	7,500	197,760
#	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	51,773
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	370,138
	Mitsubishi UFJ Financial Group, Inc.	682,400	5,724,754
	Mitsuboshi Belting Ltd.	6,300	181,874
	Mitsui & Co. Ltd., Sponsored ADR	85	62,285
	Mitsui & Co. Ltd.	63,400	2,304,220
	Mitsui Chemicals, Inc.	56,810	1,431,866
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	126,029
	Mitsui E&S Co. Ltd.	10,700	29,334
	Mitsui Fudosan Co. Ltd.	46,400	1,005,713
#	Mitsui High-Tec, Inc.	6,400	270,224
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	96,989
	Mitsui Mining & Smelting Co. Ltd.	22,000	571,265
#	Mitsui OSK Lines Ltd.	47,300	1,221,158
	Mitsui-Soko Holdings Co. Ltd.	13,400	381,680
	Mitsuuroko Group Holdings Co. Ltd.	14,700	126,394
	Miura Co. Ltd.	9,300	180,318
	MIXI, Inc.	13,200	199,928
	Miyaji Engineering Group, Inc.	4,200	84,788
	Miyazaki Bank Ltd.	6,500	126,375
	Miyoshi Oil & Fat Co. Ltd.	3,800	32,954
	Mizuho Financial Group, Inc.	134,500	2,283,592
	Mizuho Leasing Co. Ltd.	16,800	534,488
#	Mizuho Medy Co. Ltd.	1,800	35,719
	Mizuno Corp.	7,100	208,282
	Mochida Pharmaceutical Co. Ltd.	6,100	134,417
*	Modec, Inc.	2,100	23,097
	Monex Group, Inc.	40,300	177,246
	Monogatari Corp.	9,100	246,433
	MonotaRO Co. Ltd.	40,800	326,073
	Morinaga & Co. Ltd.	9,000	324,579
	Morinaga Milk Industry Co. Ltd.	19,200	748,895
	Morita Holdings Corp.	11,900	122,081
	Morito Co. Ltd.	6,400	56,104
	Morozoff Ltd.	1,800	44,742
	Mory Industries, Inc.	1,600	45,844
	MrMax Holdings Ltd.	10,500	43,119
	MS&AD Insurance Group Holdings, Inc.	25,700	941,661
	m-up Holdings, Inc.	8,900	72,071
	Murakami Corp.	400	8,133
	Murata Manufacturing Co. Ltd.	118,716	2,033,531
	Musashi Seimitsu Industry Co. Ltd.	19,300	185,757
	Musashino Bank Ltd.	11,800	222,493
	Nabtesco Corp.	18,300	324,124
	Nachi-Fujikoshi Corp.	5,538	138,002
	Nafco Co. Ltd.	5,700	69,707
	Nagano Keiki Co. Ltd.	5,600	86,882
	Nagase & Co. Ltd.	40,800	618,083
	Nagase Brothers, Inc.	1,600	19,848
	Nagatanien Holdings Co. Ltd.	4,500	68,038
	Nagawa Co. Ltd.	1,400	56,949
	Nagoya Railroad Co. Ltd.	26,200	366,768
	Naigai Trans Line Ltd.	2,200	34,488
	Nakabayashi Co. Ltd.	9,300	31,799

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nakamoto Packs Co. Ltd.	1,400	$15,051
	Nakamuraya Co. Ltd.	1,900	38,928
	Nakanishi, Inc.	17,600	386,553
	Nakayama Steel Works Ltd.	10,100	57,716
#	Namura Shipbuilding Co. Ltd.	18,000	94,881
	Nankai Electric Railway Co. Ltd.	17,600	337,071
	Nanto Bank Ltd.	9,900	178,197
	Narasaki Sangyo Co. Ltd.	1,400	22,058
	Natori Co. Ltd.	2,500	33,034
	NEC Capital Solutions Ltd.	5,300	109,268
	NEC Corp.	44,700	2,152,332
	NEC Networks & System Integration Corp.	17,400	235,485
	NET One Systems Co. Ltd.	28,400	433,467
	Neturen Co. Ltd.	13,600	90,433
	New Art Holdings Co. Ltd.	2,800	32,360
	Nexon Co. Ltd.	7,500	137,619
#	Nextage Co. Ltd.	14,900	205,863
*	NexTone, Inc.	1,400	12,711
	NGK Insulators Ltd.	70,200	857,721
	NH Foods Ltd.	21,700	651,068
#	NHK Spring Co. Ltd.	70,863	501,427
	Nicca Chemical Co. Ltd.	2,100	12,570
#	Nice Corp.	2,400	22,520
	Nichias Corp.	23,800	472,185
	Nichiban Co. Ltd.	4,000	48,605
	Nichicon Corp.	14,600	122,024
	Nichiden Corp.	6,000	99,729
	Nichiha Corp.	9,600	189,561
	Nichirei Corp.	32,500	703,431
	Nichireki Co. Ltd.	10,800	153,544
	Nichirin Co. Ltd.	4,500	89,194
	NIDEC Corp.	12,800	469,517
	Nifco, Inc.	30,200	708,257
	Nihon Chouzai Co. Ltd.	4,700	44,125
	Nihon Dempa Kogyo Co. Ltd.	7,900	64,156
	Nihon Dengi Co. Ltd.	1,400	37,587
	Nihon Denkei Co. Ltd.	3,900	48,091
	Nihon Flush Co. Ltd.	3,800	22,358
#	Nihon House Holdings Co. Ltd.	12,300	28,359
	Nihon Kagaku Sangyo Co. Ltd.	5,600	44,093
	Nihon Kohden Corp.	12,100	285,787
	Nihon M&A Center Holdings, Inc.	101,300	462,667
	Nihon Nohyaku Co. Ltd.	67,800	289,678
	Nihon Parkerizing Co. Ltd.	31,200	226,436
	Nihon Tokushu Toryo Co. Ltd.	5,000	38,828
	Nihon Trim Co. Ltd.	600	11,674
	Nikkiso Co. Ltd.	19,500	124,208
	Nikko Co. Ltd.	10,500	45,731
	Nikkon Holdings Co. Ltd.	20,997	445,530
	Nikon Corp.	66,600	632,328
	Nintendo Co. Ltd.	66,200	2,735,014
	Nippn Corp.	17,300	263,467
	Nippon Air Conditioning Services Co. Ltd.	6,100	30,980
	Nippon Aqua Co. Ltd.	5,000	31,325
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	60,982
	Nippon Carbide Industries Co., Inc.	3,800	42,451
	Nippon Carbon Co. Ltd.	2,900	84,947
	Nippon Chemical Industrial Co. Ltd.	3,000	37,970
*	Nippon Chemi-Con Corp.	8,100	68,676

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Nippon Coke & Engineering Co. Ltd.	76,400	$56,220
	Nippon Concept Corp.	3,900	45,960
	Nippon Concrete Industries Co. Ltd.	16,800	35,220
	Nippon Denko Co. Ltd.	40,192	77,448
	Nippon Densetsu Kogyo Co. Ltd.	13,300	181,319
	Nippon Dry-Chemical Co. Ltd.	2,800	40,607
	Nippon Electric Glass Co. Ltd.	31,400	627,757
	Nippon Express Holdings, Inc.	26,100	1,341,419
#	Nippon Fine Chemical Co. Ltd.	4,300	71,019
	Nippon Gas Co. Ltd.	53,600	805,581
	Nippon Hume Corp.	9,000	52,632
	Nippon Kanzai Holdings Co. Ltd.	700	11,604
	Nippon Kayaku Co. Ltd.	40,900	351,352
	Nippon Kodoshi Corp.	3,100	36,299
	Nippon Light Metal Holdings Co. Ltd.	22,340	245,028
	Nippon Paint Holdings Co. Ltd.	8,500	57,146
*	Nippon Paper Industries Co. Ltd.	39,400	342,824
	Nippon Parking Development Co. Ltd.	76,500	108,314
	Nippon Pillar Packing Co. Ltd.	7,600	189,696
	Nippon Rietec Co. Ltd.	900	7,766
	Nippon Road Co. Ltd.	7,000	91,974
	Nippon Sanso Holdings Corp.	34,100	859,951
	Nippon Seiki Co. Ltd.	18,900	134,566
	Nippon Seisen Co. Ltd.	700	22,319
	Nippon Sharyo Ltd.	3,200	44,367
*	Nippon Sheet Glass Co. Ltd.	23,800	104,570
	Nippon Shinyaku Co. Ltd.	7,900	320,393
	Nippon Shokubai Co. Ltd.	9,000	334,278
	Nippon Signal Company Ltd.	14,900	92,139
	Nippon Soda Co. Ltd.	9,000	322,675
	Nippon Steel Corp.	109,999	2,372,551
	Nippon Telegraph & Telephone Corp.	1,415,000	1,665,136
	Nippon Thompson Co. Ltd.	24,600	87,674
	Nippon Yakin Kogyo Co. Ltd.	7,790	207,760
	Nippon Yusen KK	63,300	1,548,776
	Nipro Corp.	58,197	443,139
	Nishikawa Rubber Co. Ltd.	1,700	15,076
	Nishimatsu Construction Co. Ltd.	15,100	363,562
	Nishimatsuya Chain Co. Ltd.	9,500	122,018
	Nishimoto Co. Ltd.	2,300	91,229
	Nishi-Nippon Financial Holdings, Inc.	47,600	568,492
	Nishi-Nippon Railroad Co. Ltd.	13,200	213,269
	Nishio Holdings Co. Ltd.	7,900	175,052
	Nissan Chemical Corp.	17,300	705,583
	Nissan Motor Co. Ltd.	228,200	878,109
	Nissan Shatai Co. Ltd.	23,200	132,759
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	33,012
	Nissei ASB Machine Co. Ltd.	2,900	89,497
	Nissei Plastic Industrial Co. Ltd.	5,600	38,162
	Nissha Co. Ltd.	15,200	158,033
	Nisshin Group Holdings Co. Ltd.	14,000	47,158
	Nisshin Oillio Group Ltd.	11,500	321,189
	Nisshin Seifun Group, Inc.	34,600	521,899
	Nisshinbo Holdings, Inc.	46,448	335,966
	Nissin Corp.	5,200	89,616
	Nissin Foods Holdings Co. Ltd.	2,800	243,624
	Nisso Holdings Co. Ltd.	3,700	18,641
	Nissui Corp.	161,400	783,201
	Niterra Co. Ltd.	50,000	1,119,140

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitori Holdings Co. Ltd.	9,100	$985,482
	Nitta Corp.	6,400	144,512
#	Nitta Gelatin, Inc.	5,000	22,554
	Nittetsu Mining Co. Ltd.	5,200	163,735
	Nitto Boseki Co. Ltd.	5,100	114,780
	Nitto Denko Corp.	23,500	1,520,585
	Nitto Fuji Flour Milling Co. Ltd.	1,000	31,777
	Nitto Kogyo Corp.	8,000	182,854
	Nitto Kohki Co. Ltd.	4,300	53,939
	Nitto Seiko Co. Ltd.	9,400	36,345
	Nittoc Construction Co. Ltd.	10,600	73,897
	NJS Co. Ltd.	2,700	50,002
	Noda Corp.	5,100	42,196
	Noevir Holdings Co. Ltd.	5,300	185,889
	NOF Corp.	14,200	560,203
	Nohmi Bosai Ltd.	5,500	66,225
	Nojima Corp.	24,572	218,844
	NOK Corp.	20,700	245,373
	Nomura Holdings, Inc.	262,500	1,014,144
#	Nomura Holdings, Inc., Sponsored ADR	29,499	114,161
	Nomura Micro Science Co. Ltd.	1,300	66,646
	Nomura Real Estate Holdings, Inc.	15,900	371,362
	Nomura Research Institute Ltd.	21,609	567,235
	Noritake Co. Ltd.	4,200	163,470
	Noritsu Koki Co. Ltd.	9,100	192,631
	Noritz Corp.	11,500	120,730
	North Pacific Bank Ltd.	109,900	283,013
	NPR-RIKEN Corp.	9,848	111,620
	NS Solutions Corp.	4,400	127,774
	NS Tool Co. Ltd.	5,600	40,161
	NS United Kaiun Kaisha Ltd.	5,100	144,970
	NSD Co. Ltd.	18,240	317,355
	NSK Ltd.	85,300	459,121
	NSW, Inc.	3,100	55,890
	NTN Corp.	162,100	288,773
	NTT Data Group Corp.	46,800	577,040
	Oat Agrio Co. Ltd.	4,000	49,774
	Obara Group, Inc.	4,000	95,990
	Obayashi Corp.	111,100	951,661
	OBIC Business Consultants Co. Ltd.	1,900	81,624
	Obic Co. Ltd.	2,400	354,759
	Odakyu Electric Railway Co. Ltd.	19,799	281,865
	Oenon Holdings, Inc.	16,000	42,365
	Ogaki Kyoritsu Bank Ltd.	16,200	226,238
#	Ohara, Inc.	2,000	16,716
#	Ohashi Technica, Inc.	4,000	45,320
	Ohba Co. Ltd.	4,600	27,883
	Ohsho Food Service Corp.	3,200	147,919
	Oiles Corp.	8,600	108,903
#*	Oisix ra daichi, Inc.	3,600	27,395
	Oita Bank Ltd.	5,900	109,146
	Oji Holdings Corp.	212,300	907,981
	Okabe Co. Ltd.	14,700	68,272
	Okada Aiyon Corp.	800	10,361
	Okamoto Industries, Inc.	3,600	124,455
	Okamoto Machine Tool Works Ltd.	1,900	72,291
	Okamura Corp.	24,200	344,527
	Okasan Securities Group, Inc.	59,700	269,950
	Oki Electric Industry Co. Ltd.	31,674	191,097

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okinawa Cellular Telephone Co.	9,400	$198,815
	Okinawa Electric Power Co., Inc.	11,007	80,372
	Okinawa Financial Group, Inc.	8,300	138,436
	OKUMA Corp.	7,599	312,855
	Okumura Corp.	10,100	308,953
	Okura Industrial Co. Ltd.	3,400	61,484
	Okuwa Co. Ltd.	12,000	67,315
	Olympus Corp.	91,300	1,219,344
	Omron Corp.	8,200	293,783
	Ono Pharmaceutical Co. Ltd.	42,000	725,318
	Onoken Co. Ltd.	6,700	74,482
	Onward Holdings Co. Ltd.	29,600	93,724
	Ootoya Holdings Co. Ltd.	1,300	44,388
	Open House Group Co. Ltd.	16,900	557,030
	Open Up Group, Inc.	9,900	122,798
	Optex Group Co. Ltd.	8,520	95,779
*	Optim Corp.	4,400	24,010
	Optorun Co. Ltd.	10,400	120,309
	Oracle Corp.	3,500	248,289
	Organo Corp.	8,800	290,143
	Oricon, Inc.	3,200	15,610
	Orient Corp.	20,440	152,376
	Oriental Land Co. Ltd.	18,400	595,155
	Oriental Shiraishi Corp.	55,500	122,503
	ORIX Corp.	122,700	2,231,463
	Oro Co. Ltd.	3,200	43,914
	Osaka Gas Co. Ltd.	29,500	556,304
	Osaka Organic Chemical Industry Ltd.	5,000	84,882
	Osaka Soda Co. Ltd.	4,400	258,414
#	OSAKA Titanium Technologies Co. Ltd.	8,600	183,606
	Osaki Electric Co. Ltd.	17,000	72,279
	OSG Corp.	26,906	307,013
	Otsuka Corp.	13,200	529,249
	Otsuka Holdings Co. Ltd.	17,500	588,804
	OUG Holdings, Inc.	1,200	18,972
	Outsourcing, Inc.	40,600	301,695
	Oval Corp.	11,600	33,699
	Oyo Corp.	7,500	114,634
	Ozu Corp.	2,400	24,809
	Pacific Industrial Co. Ltd.	17,200	157,891
*	Pacific Metals Co. Ltd.	7,000	57,288
	Pack Corp.	3,200	71,129
	PAL GROUP Holdings Co. Ltd.	14,600	188,848
	PALTAC Corp.	6,400	207,465
	Pan Pacific International Holdings Corp.	49,700	962,483
	Panasonic Holdings Corp.	254,800	2,235,486
	Paraca, Inc.	2,700	35,328
	Paramount Bed Holdings Co. Ltd.	9,400	160,154
*	Park24 Co. Ltd.	43,000	484,430
	Pasco Corp.	1,600	17,035
	Pasona Group, Inc.	12,400	110,925
	PCI Holdings, Inc.	2,000	13,823
#	Pegasus Co. Ltd.	6,000	20,290
	Penta-Ocean Construction Co. Ltd.	125,400	737,217
	People Dreams & Technologies Group Co. Ltd.	3,400	37,150
*	PeptiDream, Inc.	32,300	235,461
	Persol Holdings Co. Ltd.	370,000	554,783
	Pharma Foods International Co. Ltd.	6,200	54,792
#	PHC Holdings Corp.	7,700	72,820

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	PIA Corp.	2,300	$53,778
	Pickles Holdings Co. Ltd.	4,300	34,024
	Pigeon Corp.	34,000	361,008
	Pilot Corp.	10,200	346,142
	Piolax, Inc.	11,800	174,270
	Plus Alpha Consulting Co. Ltd.	4,300	69,175
	Pola Orbis Holdings, Inc.	8,700	87,389
	Pole To Win Holdings, Inc.	12,000	37,090
*	Port, Inc.	1,700	20,451
*	PR Times Corp.	800	8,648
	Premium Group Co. Ltd.	11,600	124,418
	Premium Water Holdings, Inc.	1,800	35,413
	Press Kogyo Co. Ltd.	37,100	158,900
	Pressance Corp.	9,200	99,256
	Prestige International, Inc.	29,600	120,149
	Prima Meat Packers Ltd.	9,000	136,928
	Procrea Holdings, Inc.	12,201	157,816
	Pronexus, Inc.	4,200	32,710
	Pro-Ship, Inc.	2,700	23,333
	Proto Corp.	8,000	65,362
	PS Mitsubishi Construction Co. Ltd.	16,400	88,722
	QB Net Holdings Co. Ltd.	3,700	40,723
	Qol Holdings Co. Ltd.	9,000	103,888
	Quick Co. Ltd.	4,000	53,684
#	Raccoon Holdings, Inc.	6,000	28,430
	Raito Kogyo Co. Ltd.	17,700	229,107
	Raiznext Corp.	13,300	124,464
#*	Raksul, Inc.	11,300	94,964
	Rakus Co. Ltd.	21,100	262,708
	Rakuten Group, Inc.	57,100	211,208
	Rasa Corp.	4,400	49,625
	Rasa Industries Ltd.	4,400	57,452
	Raysum Co. Ltd.	1,175	25,318
	Recruit Holdings Co. Ltd.	88,300	2,531,799
	Relo Group, Inc.	37,400	370,787
#	Renaissance, Inc.	3,700	21,561
*	Renesas Electronics Corp.	147,400	1,936,190
	Rengo Co. Ltd.	78,900	522,510
*	RENOVA, Inc.	12,000	86,325
	Resona Holdings, Inc.	291,150	1,555,706
	Resonac Holdings Corp.	66,900	1,084,531
	Resorttrust, Inc.	19,400	279,169
	Restar Holdings Corp.	7,300	120,065
	Retail Partners Co. Ltd.	8,300	94,655
	Rheon Automatic Machinery Co. Ltd.	6,000	52,491
#	Rhythm Co. Ltd.	2,400	37,838
	Ricoh Co. Ltd.	96,900	785,385
	Ricoh Leasing Co. Ltd.	6,700	200,382
	Ride On Express Holdings Co. Ltd.	2,800	19,270
	Riken Keiki Co. Ltd.	2,900	118,826
	Riken Technos Corp.	18,200	103,816
	Riken Vitamin Co. Ltd.	4,400	65,780
	Rinnai Corp.	17,300	317,791
	Rion Co. Ltd.	2,700	39,750
	Riso Kagaku Corp.	3,500	54,503
	Riso Kyoiku Co. Ltd.	38,100	63,934
#	Rock Field Co. Ltd.	4,500	46,642
	Rohm Co. Ltd.	37,300	597,619
	Rohto Pharmaceutical Co. Ltd.	28,200	657,943

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rokko Butter Co. Ltd.	5,300	$48,905
	Roland Corp.	4,400	127,221
	Roland DG Corp.	3,900	85,336
	Rorze Corp.	4,300	319,934
	Round One Corp.	64,900	235,426
	Royal Holdings Co. Ltd.	6,700	114,187
	RS Technologies Co. Ltd.	3,200	50,715
	Ryobi Ltd.	10,200	191,319
	RYODEN Corp.	6,400	99,633
	Ryohin Keikaku Co. Ltd.	61,700	869,925
	Ryosan Co. Ltd.	3,800	119,748
	S Foods, Inc.	6,900	145,960
	S&B Foods, Inc.	2,700	70,823
	Sac’s Bar Holdings, Inc.	5,800	32,236
	Saibu Gas Holdings Co. Ltd.	5,400	68,502
	Saizeriya Co. Ltd.	2,800	113,768
	Sakai Chemical Industry Co. Ltd.	5,400	73,931
	Sakai Heavy Industries Ltd.	1,400	48,271
	Sakai Moving Service Co. Ltd.	6,720	114,697
	Sakata INX Corp.	16,000	133,745
#	Sakura Internet, Inc.	5,400	41,753
	Sala Corp.	18,339	89,911
	Samco, Inc.	1,700	47,101
	SAMTY Co. Ltd.	7,300	120,037
	San Holdings, Inc.	8,000	54,542
	San ju San Financial Group, Inc.	7,790	101,465
	San-A Co. Ltd.	4,900	151,794
	San-Ai Obbli Co. Ltd.	26,600	287,213
	Sangetsu Corp.	13,900	261,222
	San-In Godo Bank Ltd.	53,800	370,561
	Sanken Electric Co. Ltd.	7,300	363,074
	Sanki Engineering Co. Ltd.	15,700	182,489
	Sanko Gosei Ltd.	6,000	21,508
	Sanko Metal Industrial Co. Ltd.	1,400	42,594
	Sankyo Co. Ltd.	10,700	444,669
	Sankyo Frontier Co. Ltd.	1,000	25,554
	Sankyo Seiko Co. Ltd.	14,100	73,144
	Sankyo Tateyama, Inc.	9,400	49,608
	Sankyu, Inc.	20,300	611,237
	Sanoh Industrial Co. Ltd.	12,800	74,759
	Sanrio Co. Ltd.	5,100	217,176
	Sansei Technologies, Inc.	2,300	16,591
	Sansha Electric Manufacturing Co. Ltd.	4,500	36,058
	Sanshin Electronics Co. Ltd.	2,900	43,568
	Santec Holdings Corp.	1,000	16,481
	Santen Pharmaceutical Co. Ltd.	33,000	286,227
	Sanwa Holdings Corp.	54,300	732,629
	Sanyo Chemical Industries Ltd.	5,400	143,563
	Sanyo Denki Co. Ltd.	4,000	147,975
	Sanyo Electric Railway Co. Ltd.	4,200	57,869
	Sanyo Shokai Ltd.	4,800	86,637
	Sanyo Special Steel Co. Ltd.	8,500	144,864
	Sanyo Trading Co. Ltd.	8,758	77,264
	Sapporo Holdings Ltd.	11,500	404,870
	Sato Holdings Corp.	10,735	144,177
	Sato Shoji Corp.	5,200	50,933
#	Satori Electric Co. Ltd.	4,900	60,283
	Sawai Group Holdings Co. Ltd.	12,700	404,741
#	Saxa Holdings, Inc.	2,100	30,986

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SB Technology Corp.	4,400	$65,297
	SBI Global Asset Management Co. Ltd.	8,800	31,411
	SBI Holdings, Inc.	32,300	694,932
	SBS Holdings, Inc.	5,900	104,745
	SCREEN Holdings Co. Ltd.	18,200	846,157
	Scroll Corp.	13,800	86,152
	SCSK Corp.	19,900	339,698
	Secom Co. Ltd.	6,500	451,456
	Seed Co. Ltd.	3,000	15,655
	Sega Sammy Holdings, Inc.	12,600	197,059
	Seibu Holdings, Inc.	65,000	634,691
	Seika Corp.	3,700	52,982
	Seikagaku Corp.	14,400	75,590
	Seikitokyu Kogyo Co. Ltd.	7,000	74,468
	Seiko Epson Corp.	66,574	924,258
	Seiko Group Corp.	11,400	178,024
	Seikoh Giken Co. Ltd.	800	7,008
	Seino Holdings Co. Ltd.	35,500	516,380
	Seiren Co. Ltd.	9,100	134,989
	Sekisui Chemical Co. Ltd.	67,600	925,908
	Sekisui House Ltd.	67,300	1,317,919
	Sekisui Jushi Corp.	9,000	146,768
	Sekisui Kasei Co. Ltd.	9,100	26,476
	SEMITEC Corp.	1,600	20,703
	Senko Group Holdings Co. Ltd.	58,000	399,607
	Senshu Electric Co. Ltd.	4,300	88,465
	Senshu Ikeda Holdings, Inc.	89,900	211,279
*	Senshukai Co. Ltd.	11,500	30,606
#	SERAKU Co. Ltd.	2,200	18,123
	Seria Co. Ltd.	15,500	214,836
	Seven & i Holdings Co. Ltd.	108,000	3,956,980
	Seven Bank Ltd.	181,300	358,977
	SG Holdings Co. Ltd.	42,600	603,838
*	Sharingtechnology, Inc.	4,500	18,411
*	Sharp Corp.	23,254	145,389
	Shibaura Electronics Co. Ltd.	3,500	130,833
	Shibaura Machine Co. Ltd.	8,700	215,429
	Shibaura Mechatronics Corp.	3,900	168,462
	Shibusawa Warehouse Co. Ltd.	4,200	81,622
	Shibuya Corp.	6,000	97,948
#	Shidax Corp.	8,900	43,042
*	SHIFT, Inc.	2,200	399,167
	Shiga Bank Ltd.	14,500	383,457
	Shikibo Ltd.	4,500	31,846
	Shikino High-Tech Co. Ltd.	900	13,470
	Shikoku Bank Ltd.	12,700	90,797
	Shikoku Electric Power Co., Inc.	36,200	247,172
	Shikoku Kasei Holdings Corp.	15,500	175,067
	Shima Seiki Manufacturing Ltd.	10,000	102,026
	Shimadzu Corp.	21,400	506,031
	Shimamura Co. Ltd.	4,300	424,366
	Shimano, Inc.	8,274	1,190,679
	Shimizu Bank Ltd.	4,300	47,552
	Shimizu Corp.	70,200	499,577
	Shimojima Co. Ltd.	4,300	33,147
	Shin Maint Holdings Co. Ltd.	1,600	16,931
	Shin Nippon Air Technologies Co. Ltd.	2,900	44,702
#	Shin Nippon Biomedical Laboratories Ltd.	7,100	79,129
	Shinagawa Refractories Co. Ltd.	13,500	130,974

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shindengen Electric Manufacturing Co. Ltd.	3,400	$64,320
	Shin-Etsu Chemical Co. Ltd.	142,000	4,246,278
	Shin-Etsu Polymer Co. Ltd.	18,100	164,267
	Shinki Bus Co. Ltd.	500	11,117
	Shinko Electric Industries Co. Ltd.	12,200	391,728
	Shinko Shoji Co. Ltd.	11,400	88,561
	Shinmaywa Industries Ltd.	20,300	161,992
	Shinnihon Corp.	13,500	108,810
	Shin-Nihon Tatemono Co. Ltd.	3,300	13,142
#	Shinnihonseiyaku Co. Ltd.	2,000	19,625
	Shinsho Corp.	2,200	79,613
	Shinwa Co. Ltd.	2,500	39,678
	Shionogi & Co. Ltd.	10,500	488,928
	Ship Healthcare Holdings, Inc.	31,900	492,507
	Shiseido Co. Ltd.	35,000	1,110,041
	Shizuki Electric Co., Inc.	5,100	14,796
	Shizuoka Financial Group, Inc.	80,400	683,702
	Shizuoka Gas Co. Ltd.	22,300	151,516
	SHO-BOND Holdings Co. Ltd.	8,200	322,941
	Shoei Co. Ltd.	17,600	234,498
	Shoei Foods Corp.	2,200	62,344
	Shofu, Inc.	4,000	66,811
	Showa Sangyo Co. Ltd.	6,200	124,047
	Sigma Koki Co. Ltd.	2,500	23,727
	SIGMAXYZ Holdings, Inc.	12,000	111,927
	Siix Corp.	10,500	98,369
*	Simplex Holdings, Inc.	6,200	104,135
	Sinanen Holdings Co. Ltd.	3,200	86,016
	Sinfonia Technology Co. Ltd.	9,600	100,663
	Sinko Industries Ltd.	5,800	85,048
	Sintokogio Ltd.	16,300	113,243
	SK Kaken Co. Ltd.	1,200	56,088
	SK-Electronics Co. Ltd.	4,400	82,954
	SKY Perfect JSAT Holdings, Inc.	61,300	283,724
*	Skylark Holdings Co. Ltd.	60,800	897,030
#*	Smaregi, Inc.	1,400	28,119
	SMC Corp.	1,000	461,763
	SMK Corp.	1,799	29,164
	SMS Co. Ltd.	23,800	377,656
#	Snow Peak, Inc.	5,400	36,143
	Soda Nikka Co. Ltd.	8,400	56,698
	Sodick Co. Ltd.	16,900	85,241
	SoftBank Corp.	166,900	1,887,115
	SoftBank Group Corp.	51,744	2,119,127
	Softcreate Holdings Corp.	6,400	72,465
	Software Service, Inc.	700	39,885
	Sohgo Security Services Co. Ltd.	106,000	620,759
	Sojitz Corp.	45,340	941,502
	Soken Chemical & Engineering Co. Ltd.	3,000	42,499
	Solasto Corp.	17,500	68,041
	Soliton Systems KK	3,100	22,666
	Sompo Holdings, Inc.	18,700	810,083
	Sony Group Corp.	104,000	8,646,440
	Sony Group Corp., Sponsored ADR	9,300	772,365
	Sotetsu Holdings, Inc.	16,800	296,553
#	Space Co. Ltd.	2,550	15,279
	Sparx Group Co. Ltd.	9,680	92,669
	SPK Corp.	3,600	42,773
#	S-Pool, Inc.	21,900	50,637

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Square Enix Holdings Co. Ltd.	8,800	$292,352
	SRA Holdings	3,800	82,323
#*	SRE Holdings Corp.	1,800	27,582
	ST Corp.	2,800	28,071
	Stanley Electric Co. Ltd.	36,800	588,601
	Star Mica Holdings Co. Ltd.	8,000	32,102
	Star Micronics Co. Ltd.	13,000	156,288
	Starts Corp., Inc.	18,000	341,868
	Starzen Co. Ltd.	6,800	115,730
	St-Care Holding Corp.	8,200	45,816
	Stella Chemifa Corp.	4,300	91,011
	StemCell Institute.	500	7,218
	Step Co. Ltd.	2,900	33,405
	STI Foods Holdings, Inc.	500	13,318
	Strike Co. Ltd.	2,500	61,182
#	Studio Alice Co. Ltd.	4,500	61,315
	Subaru Corp.	143,016	2,475,649
	Subaru Enterprise Co. Ltd.	600	51,158
	Sugi Holdings Co. Ltd.	9,800	396,688
	Sugimoto & Co. Ltd.	4,500	61,974
	SUMCO Corp.	92,000	1,188,838
	Sumida Corp.	11,200	96,227
#	Sumiseki Holdings, Inc.	15,700	55,505
	Sumitomo Bakelite Co. Ltd.	14,200	631,870
	Sumitomo Chemical Co. Ltd.	187,900	477,597
	Sumitomo Corp.	80,600	1,584,407
	Sumitomo Densetsu Co. Ltd.	7,100	124,703
	Sumitomo Electric Industries Ltd.	113,400	1,190,499
	Sumitomo Forestry Co. Ltd.	47,300	1,116,822
	Sumitomo Heavy Industries Ltd.	34,600	791,985
	Sumitomo Metal Mining Co. Ltd.	69,400	1,949,582
	Sumitomo Mitsui Construction Co. Ltd.	52,188	138,457
	Sumitomo Mitsui Financial Group, Inc.	70,100	3,379,379
	Sumitomo Mitsui Trust Holdings, Inc.	22,600	847,427
	Sumitomo Osaka Cement Co. Ltd.	14,900	346,852
	Sumitomo Pharma Co. Ltd.	67,200	205,206
	Sumitomo Realty & Development Co. Ltd.	37,300	936,004
	Sumitomo Riko Co. Ltd.	10,600	66,202
	Sumitomo Rubber Industries Ltd.	52,328	530,850
	Sumitomo Seika Chemicals Co. Ltd.	3,085	94,879
	Sumitomo Warehouse Co. Ltd.	24,700	395,436
	Sun Frontier Fudousan Co. Ltd.	18,200	176,595
	Suncall Corp.	11,400	36,778
	Sundrug Co. Ltd.	20,300	551,997
	Suntory Beverage & Food Ltd.	22,500	677,094
	Sun-Wa Technos Corp.	4,300	63,148
	Suruga Bank Ltd.	48,000	205,096
	Suzuden Corp.	2,500	35,358
	Suzuken Co. Ltd.	16,870	516,725
	Suzuki Co. Ltd.	6,500	50,502
	Suzuki Motor Corp.	40,900	1,587,411
	SWCC Corp.	14,200	197,441
	Synchro Food Co. Ltd.	4,400	16,235
	Sysmex Corp.	19,600	938,895
*	System Information Co. Ltd.	5,700	35,258
	System Research Co. Ltd.	1,600	34,426
	System Support, Inc.	2,300	29,861
	Systems Engineering Consultants Co. Ltd.	700	16,767
	Systena Corp.	103,500	176,198

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Syuppin Co. Ltd.	8,000	$54,953
	T Hasegawa Co. Ltd.	9,500	199,029
	T RAD Co. Ltd.	2,700	37,232
	T&D Holdings, Inc.	63,400	1,131,006
	T&K Toka Co. Ltd.	7,400	70,626
#	T&S, Inc.	1,100	14,602
	Tachibana Eletech Co. Ltd.	6,280	111,846
	Tachikawa Corp.	4,700	43,509
	Tachi-S Co. Ltd.	12,300	134,952
	Tadano Ltd.	36,700	275,915
	Taihei Dengyo Kaisha Ltd.	6,300	164,918
	Taiheiyo Cement Corp.	31,509	539,990
#	Taiho Kogyo Co. Ltd.	7,500	38,809
	Taikisha Ltd.	5,600	162,958
	Taiko Bank Ltd.	3,600	35,334
	Taisei Corp.	18,100	613,820
	Taisei Lamick Co. Ltd.	2,700	53,159
	Taisho Pharmaceutical Holdings Co. Ltd.	9,550	378,162
	Taiyo Holdings Co. Ltd.	10,600	172,875
	Taiyo Yuden Co. Ltd.	22,200	497,689
	Takamatsu Construction Group Co. Ltd.	4,400	80,111
	Takamiya Co. Ltd.	13,500	43,285
	Takaoka Toko Co. Ltd.	4,200	57,300
	Takara & Co. Ltd.	2,400	38,177
	Takara Bio, Inc.	18,300	161,384
	Takara Holdings, Inc.	45,400	378,440
	Takara Standard Co. Ltd.	15,300	185,730
	Takasago International Corp.	5,100	108,871
	Takasago Thermal Engineering Co. Ltd.	8,200	161,906
	Takashima & Co. Ltd.	6,800	40,436
	Takashimaya Co. Ltd.	46,400	631,001
#	Takasho Co. Ltd.	4,300	17,199
	Take & Give Needs Co. Ltd.	5,000	31,145
#	TAKEBISHI Corp.	3,200	38,325
	Takeda Pharmaceutical Co. Ltd.	90,153	2,447,179
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	3,700	50,320
	Takeuchi Manufacturing Co. Ltd.	13,000	370,904
	Taki Chemical Co. Ltd.	500	10,573
	Takuma Co. Ltd.	19,100	185,302
#	Tama Home Co. Ltd.	8,900	201,098
	Tamron Co. Ltd.	4,200	114,337
#	Tamura Corp.	28,300	92,334
	Tanabe Engineering Corp.	1,500	13,707
*	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	74,368
	Tayca Corp.	6,000	67,297
	Tazmo Co. Ltd.	1,200	20,716
	TBS Holdings, Inc.	10,300	167,912
	TDC Soft, Inc.	4,200	43,801
	TDK Corp.	69,500	2,600,357
	TechMatrix Corp.	14,000	138,357
*	Techno Horizon Co. Ltd.	3,000	10,273
	Techno Medica Co. Ltd.	800	12,090
	Techno Quartz, Inc.	500	13,301
	Techno Ryowa Ltd.	1,900	16,640
	Techno Smart Corp.	800	8,864
	TechnoPro Holdings, Inc.	31,500	624,041
	Teijin Ltd.	71,068	643,242
	Teikoku Electric Manufacturing Co. Ltd.	4,300	68,750
	Teikoku Sen-I Co. Ltd.	4,500	56,084

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	$39,599
	Tekken Corp.	5,200	70,390
	Tenma Corp.	6,100	102,385
	Tenpo Innovation Co. Ltd.	1,400	10,225
	Tera Probe, Inc.	800	23,711
	Terumo Corp.	16,300	445,938
	TESEC Corp.	400	6,814
	Tess Holdings Co. Ltd.	14,200	44,815
	T-Gaia Corp.	4,000	47,642
	THK Co. Ltd.	31,800	568,318
	TIS, Inc.	39,300	841,603
	TKC Corp.	5,400	125,966
#*	TKP Corp.	4,100	55,793
	Toa Corp.	6,700	45,988
	Toa Corp.	6,900	171,597
	TOA ROAD Corp.	3,000	113,757
	Toagosei Co. Ltd.	67,600	620,198
	Toba, Inc.	400	8,215
	Tobishima Corp.	6,890	63,223
	Tobu Railway Co. Ltd.	14,900	358,635
	TOC Co. Ltd.	15,500	65,374
	Tocalo Co. Ltd.	30,000	271,163
	Tochigi Bank Ltd.	50,000	117,303
	Toda Corp.	66,300	368,189
*	Toda Kogyo Corp.	1,600	18,585
#	Toei Animation Co. Ltd.	1,800	162,083
	Toei Co. Ltd.	1,000	117,402
#	Toell Co. Ltd.	1,900	8,449
	Toenec Corp.	3,700	100,848
	Toho Bank Ltd.	68,100	131,654
	Toho Co. Ltd.	3,000	102,489
	Toho Co. Ltd.	2,400	48,631
	Toho Gas Co. Ltd.	14,600	251,431
	Toho Holdings Co. Ltd.	20,200	455,370
#	Toho Titanium Co. Ltd.	11,900	155,245
	Toho Zinc Co. Ltd.	7,400	78,528
#	Tohoku Bank Ltd.	4,300	34,458
	Tohoku Electric Power Co., Inc.	64,200	400,871
	Tohokushinsha Film Corp.	4,700	37,300
	Tokai Carbon Co. Ltd.	65,900	505,709
	Tokai Corp.	7,500	94,796
	TOKAI Holdings Corp.	38,791	250,167
	Tokai Rika Co. Ltd.	20,918	328,251
	Tokai Tokyo Financial Holdings, Inc.	73,600	249,983
	Token Corp.	2,200	115,457
	Tokio Marine Holdings, Inc.	159,800	3,575,080
	Tokushu Tokai Paper Co. Ltd.	3,700	88,255
	Tokuyama Corp.	24,877	377,164
	Tokyo Century Corp.	14,200	547,108
*	Tokyo Electric Power Co. Holdings, Inc.	131,500	556,474
	Tokyo Electron Device Ltd.	9,000	230,972
	Tokyo Electron Ltd.	30,000	3,964,130
	Tokyo Energy & Systems, Inc.	8,800	55,786
	Tokyo Gas Co. Ltd.	29,700	666,978
	Tokyo Individualized Educational Institute, Inc.	9,400	31,269
	Tokyo Keiki, Inc.	4,900	48,034
	Tokyo Kiraboshi Financial Group, Inc.	10,800	318,771
	Tokyo Ohka Kogyo Co. Ltd.	6,700	387,131
	Tokyo Rakutenchi Co. Ltd.	1,300	35,416

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Rope Manufacturing Co. Ltd.	1,300	$11,802
#	Tokyo Sangyo Co. Ltd.	7,700	42,411
	Tokyo Seimitsu Co. Ltd.	13,500	631,063
	Tokyo Steel Manufacturing Co. Ltd.	16,900	195,332
	Tokyo Tatemono Co. Ltd.	61,200	812,633
	Tokyo Tekko Co. Ltd.	4,000	98,235
	Tokyotokeiba Co. Ltd.	6,100	157,965
	Tokyu Construction Co. Ltd.	30,600	157,451
	Tokyu Corp.	38,300	432,370
	Tokyu Fudosan Holdings Corp.	190,000	1,107,001
	Toli Corp.	17,400	38,834
	Tomato Bank Ltd.	3,000	23,388
	Tomen Devices Corp.	1,300	43,286
	Tomoe Corp.	9,200	35,644
#	Tomoe Engineering Co. Ltd.	3,200	56,513
	Tomoku Co. Ltd.	4,500	69,944
	TOMONY Holdings, Inc.	55,654	187,544
	Tomy Co. Ltd.	38,521	531,304
	Tonami Holdings Co. Ltd.	2,400	69,071
	Topcon Corp.	33,800	308,216
	TOPPAN Holdings, Inc.	34,520	796,165
	Topre Corp.	14,500	156,244
	Topy Industries Ltd.	6,000	96,661
	Toray Industries, Inc.	182,100	880,970
	Torex Semiconductor Ltd.	1,400	17,199
	Toridoll Holdings Corp.	9,900	239,572
	Torigoe Co. Ltd.	6,600	32,110
	Torii Pharmaceutical Co. Ltd.	5,200	125,657
	Torikizoku Holdings Co. Ltd.	2,000	39,361
	Torishima Pump Manufacturing Co. Ltd.	8,500	107,552
	Tosei Corp.	11,100	131,165
	Toshiba TEC Corp.	10,800	234,766
	Tosho Co. Ltd.	5,000	32,414
	Tosoh Corp.	67,400	825,260
	Totech Corp.	1,300	41,245
	Totetsu Kogyo Co. Ltd.	6,700	130,574
	TOTO Ltd.	15,899	383,350
#	Tottori Bank Ltd.	4,100	36,560
	Toukei Computer Co. Ltd.	500	20,150
	Towa Bank Ltd.	14,000	62,826
	Towa Corp.	7,000	240,101
	Towa Pharmaceutical Co. Ltd.	10,260	188,603
	Toyo Construction Co. Ltd.	45,200	368,806
	Toyo Corp.	9,100	78,203
*	Toyo Engineering Corp.	12,100	48,208
#	Toyo Gosei Co. Ltd.	1,700	70,737
	Toyo Ink SC Holdings Co. Ltd.	14,300	242,928
	Toyo Kanetsu KK	3,400	74,789
	Toyo Machinery & Metal Co. Ltd.	6,400	26,340
	Toyo Securities Co. Ltd.	24,900	47,830
	Toyo Seikan Group Holdings Ltd.	32,100	539,681
	Toyo Suisan Kaisha Ltd.	5,700	262,946
	Toyo Tanso Co. Ltd.	4,900	165,621
	Toyo Tire Corp.	46,100	684,730
	Toyobo Co. Ltd.	32,100	215,373
	Toyoda Gosei Co. Ltd.	19,400	385,431
	Toyota Boshoku Corp.	31,100	540,857
	Toyota Industries Corp.	8,100	600,329
	Toyota Motor Corp.	699,515	12,237,133

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyota Tsusho Corp.	38,800	$2,065,568
	TPR Co. Ltd.	10,600	124,253
	Traders Holdings Co. Ltd.	4,960	20,661
	Trancom Co. Ltd.	2,300	105,667
	Transaction Co. Ltd.	4,900	63,314
	Transcosmos, Inc.	7,200	146,621
	TRE Holdings Corp.	17,352	135,448
	Treasure Factory Co. Ltd.	3,000	23,680
	Trend Micro, Inc.	17,500	659,481
	Tri Chemical Laboratories, Inc.	6,100	129,736
	Trusco Nakayama Corp.	12,400	187,147
	TS Tech Co. Ltd.	26,614	298,082
	TSI Holdings Co. Ltd.	22,500	120,125
#	Tsubaki Nakashima Co. Ltd.	18,800	91,931
	Tsubakimoto Chain Co.	11,200	283,116
	Tsubakimoto Kogyo Co. Ltd.	1,700	56,558
	Tsuburaya Fields Holdings, Inc.	11,300	123,028
	Tsugami Corp.	15,200	108,907
	Tsukishima Holdings Co. Ltd.	11,200	95,092
	Tsukuba Bank Ltd.	37,600	74,734
	Tsumura & Co.	14,600	261,242
	Tsuruha Holdings, Inc.	10,500	771,295
	Tsurumi Manufacturing Co. Ltd.	5,700	120,035
#	Tsutsumi Jewelry Co. Ltd.	2,700	41,179
	Tsuzuki Denki Co. Ltd.	1,500	21,407
	TV Asahi Holdings Corp.	9,500	102,410
	Tv Tokyo Holdings Corp.	2,700	51,397
	UACJ Corp.	13,733	279,538
	UBE Corp.	37,400	575,915
	Ubicom Holdings, Inc.	1,500	11,511
	Uchida Yoko Co. Ltd.	2,500	115,057
	Ukai Co. Ltd.	500	11,978
	ULS Group, Inc.	700	21,513
#	Ultrafabrics Holdings Co. Ltd.	1,600	13,885
	Ulvac, Inc.	15,400	529,593
	Unicharm Corp.	12,600	428,134
	Union Tool Co.	2,700	63,945
	Unipres Corp.	15,023	105,888
	United Arrows Ltd.	5,700	72,754
	United Super Markets Holdings, Inc.	22,700	161,112
	UNITED, Inc.	8,400	50,748
*	Unitika Ltd.	25,100	32,722
	Universal Entertainment Corp.	8,600	122,672
	Urbanet Corp. Co. Ltd.	8,600	22,042
	Usen-Next Holdings Co. Ltd.	6,200	142,213
	User Local, Inc.	1,000	10,458
	Ushio, Inc.	38,400	468,304
	USS Co. Ltd.	34,500	603,022
*	UT Group Co. Ltd.	10,000	123,518
#*	UUUM Co. Ltd.	2,100	7,442
	V Technology Co. Ltd.	3,500	43,267
	Valor Holdings Co. Ltd.	14,006	219,256
	Valqua Ltd.	5,600	138,154
*	VALTES HOLDINGS Co. Ltd.	1,500	8,126
	Value HR Co. Ltd.	4,300	36,510
	ValueCommerce Co. Ltd.	7,700	64,009
	Valuence Holdings, Inc.	2,000	20,548
	Vector, Inc.	10,300	72,915
	Vertex Corp.	11,820	106,971

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Village Vanguard Co. Ltd.	1,700	$12,618
	VINX Corp.	2,400	18,734
*	Vision, Inc.	11,700	104,077
#*	Visional, Inc.	7,100	348,008
	Vital KSK Holdings, Inc.	14,678	99,095
	VT Holdings Co. Ltd.	32,000	107,758
	Wacoal Holdings Corp.	15,100	345,148
	Wacom Co. Ltd.	55,500	191,341
	Wakachiku Construction Co. Ltd.	5,600	112,424
	Wakita & Co. Ltd.	15,800	158,180
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	130,946
	Waseda Academy Co. Ltd.	2,700	24,892
	Watahan & Co. Ltd.	7,600	66,966
	Watami Co. Ltd.	1,400	10,506
	WDB Holdings Co. Ltd.	2,700	38,328
	Wealth Management, Inc.	1,200	10,154
	Weathernews, Inc.	1,500	58,747
	Welcia Holdings Co. Ltd.	24,600	407,765
	Wellneo Sugar Co. Ltd.	5,700	77,207
	Wellnet Corp.	7,500	26,973
	West Holdings Corp.	9,350	206,314
	West Japan Railway Co.	16,100	613,644
	Will Group, Inc.	6,900	49,711
*	WingArc1st, Inc.	4,700	84,080
	WIN-Partners Co. Ltd.	4,000	29,706
#	Workman Co. Ltd.	3,700	95,324
	World Co. Ltd.	3,600	37,203
	World Holdings Co. Ltd.	2,400	36,804
#*	W-Scope Corp.	8,000	46,292
	Xebio Holdings Co. Ltd.	10,100	65,003
	Yachiyo Industry Co. Ltd.	2,600	24,010
	Yahagi Construction Co. Ltd.	10,400	90,405
	Yakult Honsha Co. Ltd.	12,300	289,849
	YAKUODO Holdings Co. Ltd.	3,300	60,784
	YAMABIKO Corp.	14,000	132,997
	YAMADA Consulting Group Co. Ltd.	4,000	41,616
	Yamada Holdings Co. Ltd.	154,928	489,970
	Yamae Group Holdings Co. Ltd.	2,800	66,851
	Yamagata Bank Ltd.	9,700	74,948
	Yamaguchi Financial Group, Inc.	65,800	603,876
	Yamaha Corp.	6,200	165,602
	Yamaha Motor Co. Ltd.	72,000	1,759,453
	Yamaichi Electronics Co. Ltd.	10,400	120,291
#	YA-MAN Ltd.	8,700	61,253
	Yamanashi Chuo Bank Ltd.	11,800	147,295
	Yamashina Corp.	25,000	13,076
	Yamashin-Filter Corp.	11,900	23,628
	Yamatane Corp.	3,800	55,903
	Yamato Corp.	7,100	43,166
	Yamato Holdings Co. Ltd.	15,200	253,171
	Yamato Kogyo Co. Ltd.	10,700	512,645
	Yamaura Corp.	2,400	19,836
	Yamaya Corp.	1,800	34,317
	Yamazaki Baking Co. Ltd.	19,100	404,375
	Yamazen Corp.	14,200	115,041
	Yaoko Co. Ltd.	6,800	350,080
	Yashima Denki Co. Ltd.	5,500	44,533
	Yaskawa Electric Corp.	19,600	641,569
	Yasuda Logistics Corp.	6,700	48,309

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yellow Hat Ltd.	14,400	$174,225
	Yodogawa Steel Works Ltd.	8,700	203,683
	Yokogawa Bridge Holdings Corp.	11,600	191,742
	Yokogawa Electric Corp.	13,000	236,018
	Yokohama Rubber Co. Ltd.	48,300	892,564
	Yokorei Co. Ltd.	18,200	139,945
	Yokowo Co. Ltd.	8,200	67,853
	Yomeishu Seizo Co. Ltd.	1,700	20,948
	Yondenko Corp.	3,400	66,282
	Yondoshi Holdings, Inc.	3,100	38,882
	Yonex Co. Ltd.	7,000	75,837
	Yorozu Corp.	5,700	33,906
*	Yoshimura Food Holdings KK.	2,600	19,013
	Yoshinoya Holdings Co. Ltd.	13,900	324,850
	Yotai Refractories Co. Ltd.	6,300	60,155
	Yuasa Trading Co. Ltd.	7,100	194,197
	Yukiguni Maitake Co. Ltd.	6,100	36,186
	Yurtec Corp.	15,000	97,703
	Yushiro Chemical Industry Co. Ltd.	3,700	36,049
	Zaoh Co. Ltd.	1,500	23,968
	Zenitaka Corp.	1,000	25,013
	Zenkoku Hosho Co. Ltd.	15,900	508,455
	Zenrin Co. Ltd.	12,400	72,951
	Zensho Holdings Co. Ltd.	14,577	766,194
	Zeon Corp.	37,000	305,822
	ZERIA Pharmaceutical Co. Ltd.	5,800	77,054
	ZIGExN Co. Ltd.	18,200	58,106
	ZOZO, Inc.	23,100	439,241
#	Zuiko Corp.	4,400	38,000

TOTAL JAPAN			517,286,167

KUWAIT — (0.1%)
	A’ayan Leasing & Investment Co. KSCP	165,926	82,574
*	Agility Public Warehousing Co. KSC	318,916	542,090
	Ahli United Bank KSCP	11,123	8,914
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	79,761	42,787
	Al-Eid Food KSC	33,180	18,121
	Ali Alghanim Sons Automotive Co. KSCC	38,004	132,022
*	Alimtiaz Investment Group KSC	268,219	45,158
*	Arabi Group Holding KSC	7,360	12,772
	Arzan Financial Group for Financing & Investment KPSC	232,225	122,322
*	Asiya Capital Investments Co. KSCP	168,493	23,141
	Boubyan Bank KSCP	43,128	81,671
	Boubyan Petrochemicals Co. KSCP	12,430	24,623
	Boursa Kuwait Securities Co. KPSC	13,300	74,483
	Burgan Bank SAK	35,361	18,626
	Combined Group Contracting Co. SAK	34,732	47,252
	Commercial Facilities Co. SAKP	132,736	65,628
	Commercial Real Estate Co. KSC	310,911	98,764
	Gulf Bank KSCP	255,551	195,720
	Gulf Cables & Electrical Industries Group Co. KSCP	26,559	101,275
	Heavy Engineering & Ship Building Co. KSCP, Class B	5,676	13,848
	Humansoft Holding Co. KSC	13,963	137,171
	Integrated Holding Co. KCSC	51,190	73,117
	Kuwait Cement Co. KSC	85,049	40,676
	Kuwait Financial Centre SAK	64,299	19,740
	Kuwait International Bank KSCP	175,902	83,560
	Kuwait Portland Cement Co. KSC	3,939	10,438
	Kuwait Real Estate Co. KSC	140,583	72,234

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Kuwait Telecommunications Co.	60,242	$103,177
	Mabanee Co. KPSC	38,753	103,316
	Mezzan Holding Co. KSCC	28,840	46,599
	Mobile Telecommunications Co. KSCP	50,835	79,017
	National Bank of Kuwait SAKP	564	1,598
	National Industries Group Holding SAK	16,838	9,685
	National Investments Co. KSCP	167,787	100,851
	Salhia Real Estate Co. KSCP	55,129	71,439
	Securities House KSC	122,632	20,568
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	31,293	17,596
	Warba Bank KSCP	254,612	141,520

TOTAL KUWAIT			2,884,093

MALAYSIA — (0.5%)
#	7-Eleven Malaysia Holdings Bhd., Class B	134,004	55,141
	Aeon Co. M Bhd	145,400	32,979
#	AEON Credit Service M Bhd	40,349	96,224
#	AFFIN Bank Bhd	159,602	67,671
#	Alliance Bank Malaysia Bhd	289,100	208,196
	Allianz Malaysia Bhd	20,500	68,933
	AME Elite Consortium Bhd	24,500	7,454
	AMMB Holdings Bhd	395,400	317,207
	Ancom Nylex Bhd	239,100	60,219
	Apex Healthcare Bhd	19,950	10,091
#	Astro Malaysia Holdings Bhd	293,100	25,531
#	Axiata Group Bhd	676,590	309,567
	Bank Islam Malaysia Bhd	199,900	90,244
	Batu Kawan Bhd	10,900	46,870
*	Berjaya Assets Bhd	176,800	10,794
#*	Berjaya Corp. Bhd	1,184,701	72,130
#	Berjaya Food Bhd	159,300	22,718
*	Berjaya Land Bhd	333,000	19,559
*	Bermaz Auto Bhd	252,400	132,397
	Boustead Plantations Bhd	196,420	60,215
#	British American Tobacco Malaysia Bhd	38,700	76,396
*	Bumi Armada Bhd	871,200	100,788
	Bursa Malaysia Bhd	196,350	279,842
	Cahya Mata Sarawak Bhd	221,400	51,609
	Carlsberg Brewery Malaysia Bhd., Class B	40,300	168,290
	CELCOMDIGI Bhd	158,700	140,919
	CIMB Group Holdings Bhd	393,441	471,380
*	Coastal Contracts Bhd	61,100	24,737
#	D&O Green Technologies Bhd	135,400	93,192
	Datasonic Group Bhd	241,900	21,852
	Dayang Enterprise Holdings Bhd	178,200	69,665
	Dialog Group Bhd	217,400	98,089
	DRB-Hicom Bhd	266,700	77,904
#	Dufu Technology Corp. Bhd	73,700	26,666
	Duopharma Biotech Bhd	165,489	41,336
	Dutch Lady Milk Industries Bhd	4,500	21,337
	Eco World Development Group Bhd	383,600	81,365
	Eco World International Bhd	84,700	6,048
*	Ecofirst Consolidated Bhd	110,800	8,150
#*	Ekovest Bhd	528,900	52,787
#	FGV Holdings Bhd	173,400	47,646
#	Formosa Prosonic Industries Bhd	55,700	33,455
	Fraser & Neave Holdings Bhd	26,500	145,167
	Frontken Corp. Bhd	322,150	215,324
	Gamuda Bhd	376,015	366,334

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Gas Malaysia Bhd.	64,000	$44,202
*	Genetec Technology Bhd.	41,400	20,532
	Genting Bhd.	239,700	202,830
#	Genting Malaysia Bhd.	240,500	122,212
	Genting Plantations Bhd.	66,600	75,746
	Globetronics Technology Bhd.	104,266	31,350
#*	Greatech Technology Bhd.	48,900	47,497
	Guan Chong Bhd.	91,800	41,827
#	HAP Seng Consolidated Bhd.	92,700	95,554
	Hap Seng Plantations Holdings Bhd.	48,500	18,224
	Hartalega Holdings Bhd.	203,500	88,416
	Heineken Malaysia Bhd.	36,100	180,669
#	Hengyuan Refining Co. Bhd.	64,400	43,007
#	Hextar Global Bhd.	342,000	52,099
#	Hiap Teck Venture Bhd.	410,500	35,805
	Hibiscus Petroleum Bhd.	182,000	102,180
#	Hong Leong Bank Bhd.	22,580	91,941
	Hong Leong Capital Bhd.	9,200	9,003
#	Hong Leong Financial Group Bhd.	40,078	147,670
	Hong Leong Industries Bhd.	19,300	36,482
*	Hong Seng Consolidated Bhd.	339,200	3,561
	IHH Healthcare Bhd.	42,600	53,625
	IJM Corp. Bhd.	501,400	200,049
	Inari Amertron Bhd.	510,125	305,849
	IOI Corp. Bhd.	260,900	215,266
	IOI Properties Group Bhd.	379,625	147,421
#*	JAKS Resources Bhd.	570,179	23,327
	Jaya Tiasa Holdings Bhd.	210,000	37,911
	Kenanga Investment Bank Bhd.	38,300	6,836
	Kerjaya Prospek Group Bhd.	105,989	30,933
#	Kim Loong Resources Bhd.	56,200	22,193
#	Kossan Rubber Industries Bhd.	371,400	105,264
	KPJ Healthcare Bhd.	463,600	124,526
	Kretam Holdings Bhd.	69,600	8,986
	Kuala Lumpur Kepong Bhd.	76,511	353,186
	Lagenda Properties Bhd.	38,700	9,591
#	Leong Hup International Bhd.	180,500	23,689
Ω	Lotte Chemical Titan Holding Bhd.	126,663	30,039
#	LPI Capital Bhd.	44,540	111,975
#	Magni-Tech Industries Bhd.	146,900	60,758
	Magnum Bhd.	228,815	51,372
#	Mah Sing Group Bhd.	553,875	95,425
#	Malakoff Corp. Bhd.	364,600	45,158
#	Malayan Banking Bhd.	226,797	429,453
#	Malayan Flour Mills Bhd.	308,600	41,466
#	Malaysia Airports Holdings Bhd.	137,899	213,951
#	Malaysia Building Society Bhd.	768,932	117,149
	Malaysia Smelting Corp. Bhd.	35,400	15,831
	Malaysian Pacific Industries Bhd.	19,200	103,784
#	Malaysian Resources Corp. Bhd.	666,920	60,260
	Matrix Concepts Holdings Bhd.	306,799	99,080
#	Maxis Bhd.	156,200	129,879
#	MBM Resources Bhd.	57,700	47,256
	Media Prima Bhd.	132,900	11,645
	Mega First Corp. Bhd.	161,400	117,188
	Mi Technovation Bhd.	73,500	26,428
	MISC Bhd.	77,800	118,441
#	MKH Bhd.	100,700	29,596
	MNRB Holdings Bhd.	182,774	45,687

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
Ω	MR DIY Group M Bhd	350,900	$109,019
	Muda Holdings Bhd	6,900	2,043
*	Muhibbah Engineering M Bhd	185,600	26,893
	My EG Services Bhd	1,444,947	236,651
	Nestle Malaysia Bhd	4,900	127,342
*	Nylex Malaysia Bhd	2,335	162
#	Oriental Holdings Bhd	106,800	141,257
#	OSK Holdings Bhd	410,750	101,687
	Padini Holdings Bhd	116,700	96,728
	Panasonic Manufacturing Malaysia Bhd	2,400	9,022
	Pantech Group Holdings Bhd	131,400	24,000
	Paramount Corp. Bhd	146,300	28,246
	Perak Transit Bhd	67,100	16,757
	Petron Malaysia Refining & Marketing Bhd	39,200	37,126
#	Petronas Chemicals Group Bhd	230,800	355,895
	Petronas Dagangan Bhd	31,600	151,592
	Petronas Gas Bhd	33,700	121,674
#	PIE Industrial Bhd	20,300	13,221
	Power Root Bhd	23,500	9,715
	PPB Group Bhd	69,820	222,471
	Press Metal Aluminium Holdings Bhd	291,100	300,903
	Public Bank Bhd	1,242,700	1,085,376
	QL Resources Bhd	179,725	208,589
	Ranhill Utilities Bhd	92,569	11,274
	RCE Capital Bhd	55,700	29,129
	RGB International Bhd	58,200	3,852
	RHB Bank Bhd	232,343	272,143
#	Sam Engineering & Equipment M Bhd	40,400	36,735
*	Sapura Energy Bhd	2,931,800	30,755
	Sarawak Oil Palms Bhd	100,150	53,617
	Scientex Bhd	303,600	232,476
	Sime Darby Bhd	472,070	226,885
#	Sime Darby Plantation Bhd	255,836	233,228
	Sime Darby Property Bhd	637,170	82,288
#	SKP Resources Bhd	364,749	60,455
	SP Setia Bhd. Group	440,579	77,773
	Sports Toto Bhd	317,181	96,522
*††	Sumatec Resources Bhd	822,800	0
	Sunway Bhd	418,554	162,512
	Sunway Construction Group Bhd	88,890	35,644
#	Supermax Corp. Bhd	307,665	51,038
#	Syarikat Takaful Malaysia Keluarga Bhd	99,111	76,550
#	Ta Ann Holdings Bhd	86,480	60,773
	Taliworks Corp. Bhd	122,766	20,497
	Telekom Malaysia Bhd	141,312	150,430
	Tenaga Nasional Bhd	111,700	232,120
	Thong Guan Industries Bhd	59,400	22,697
	TIME dotCom Bhd	180,100	201,294
#*	Top Glove Corp. Bhd	938,400	142,842
*	Tropicana Corp. Bhd	206,616	52,471
#	TSH Resources Bhd	142,000	28,616
#	Uchi Technologies Bhd	83,700	60,607
#	UEM Sunrise Bhd	165,200	27,603
#	UMW Holdings Bhd	112,400	114,433
	Unisem M Bhd	96,000	59,636
#	United Plantations Bhd	26,500	93,928
	UOA Development Bhd	156,120	55,392
	UWC Bhd	94,300	72,324
*	Velesto Energy Bhd	1,107,073	59,324

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	ViTrox Corp. Bhd	86,000	$124,082
	VS Industry Bhd	356,600	66,539
*	Wasco Bhd	48,500	9,878
#	WCT Holdings Bhd	364,227	39,430
	Wellcall Holdings Bhd	53,700	17,367
	Westports Holdings Bhd	78,600	55,413
	Yinson Holdings Bhd	384,999	197,988
*	YNH Property Bhd	124,837	133,569
	YTL Corp. Bhd	321,050	98,484
	YTL Power International Bhd	249,587	110,613

TOTAL MALAYSIA			17,103,293

MEXICO — (0.8%)
	Alfa SAB de CV, Class A	1,784,541	1,108,595
#	Alpek SAB de CV	157,943	92,949
*	Alsea SAB de CV	251,622	835,158
#	America Movil SAB de CV, ADR	19,611	325,543
	America Movil SAB de CV, Class B	1,757,426	1,453,393
	Arca Continental SAB de CV	24,027	215,602
*	Axtel SAB de CV	499,613	20,784
Ω	Banco del Bajio SA	214,597	653,349
#	Becle SAB de CV	46,185	81,718
	Bolsa Mexicana de Valores SAB de CV	105,547	164,330
*	Cemex SAB de CV	2,131,083	1,275,411
*	Cemex SAB de CV, Sponsored ADR	3,029	18,083
	Cia Minera Autlan SAB de CV, Class B	27,183	15,680
#	Coca-Cola Femsa SAB de CV, Sponsored ADR	800	60,816
	Coca-Cola Femsa SAB de CV	56,930	432,793
	Consorcio ARA SAB de CV	312,104	57,300
*	Controladora AXTEL SAB de CV	1,784,541	22,766
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	4,146	23,674
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	174,138	99,292
	Corp. Inmobiliaria Vesta SAB de CV	136,107	426,840
	El Puerto de Liverpool SAB de CV, Class C1	40,778	207,611
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV	71,227	805,309
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	267	30,280
	GCC SAB de CV	43,340	386,692
	Genomma Lab Internacional SAB de CV, Class B	249,135	185,445
	Gentera SAB de CV	332,156	351,887
	Gruma SAB de CV, Class B	51,793	902,104
	Grupo Aeroportuario del Centro Norte SAB de CV	76,285	584,799
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,757	553,858
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,910	255,801
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,764	381,394
	Grupo Aeroportuario del Sureste SAB de CV, Class B	11,168	241,584
	Grupo Bimbo SAB de CV, Class A	119,676	485,767
	Grupo Carso SAB de CV	83,461	534,958
	Grupo Comercial Chedraui SA de CV	122,573	713,995
#	Grupo Elektra SAB de CV	4,943	315,569
	Grupo Financiero Banorte SAB de CV, Class O	218,073	1,766,571
*	Grupo Financiero Inbursa SAB de CV, Class O	326,008	672,847
	Grupo Herdez SAB de CV	44,611	101,401
	Grupo Hotelero Santa Fe SAB de CV	60,872	12,982
	Grupo Industrial Saltillo SAB de CV	7,630	11,321
	Grupo Mexico SAB de CV, Class B	466,661	1,937,928
#	Grupo Rotoplas SAB de CV	41,986	56,520
*	Grupo Simec SAB de CV, Class B	33,392	354,682
#	Grupo Televisa SAB, Sponsored ADR	37,996	87,771

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Grupo Televisa SAB	421,281	$191,842
*Ω	Grupo Traxion SAB de CV	44,610	66,065
*	Hoteles City Express SAB de CV	142,020	42,853
*	Industrias CH SAB de CV, Class B	73,798	790,006
#*	Industrias Penoles SAB de CV	45,293	501,140
	Kimberly-Clark de Mexico SAB de CV, Class A	320,289	586,963
	La Comer SAB de CV	254,370	507,357
	Megacable Holdings SAB de CV	250,576	491,312
#*	Minera Frisco SAB de CV, Class A1	307,440	39,391
*Ω	Nemak SAB de CV	755,406	134,078
	Operadora De Sites Mexicanos SAB de CV, Class A	298,134	254,825
	Orbia Advance Corp. SAB de CV	321,311	521,469
*	Organizacion Cultiba SAB de CV	15,310	9,426
*	Organizacion Soriana SAB de CV, Class B	50,685	87,488
	Promotora y Operadora de Infraestructura SAB de CV	65,533	540,032
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,273	41,547
	Qualitas Controladora SAB de CV	35,078	289,959
	Regional SAB de CV	78,478	594,777
#*	Sitios Latinoamerica SAB de CV	176,422	61,648
*	Vista Energy SAB de CV, ADR	3,177	86,478
	Vitro SAB de CV, Class A	28,118	32,518
	Wal-Mart de Mexico SAB de CV	200,483	718,354

TOTAL MEXICO			25,912,680

NETHERLANDS — (2.1%)
	Aalberts NV	40,115	1,252,481
Ω	ABN AMRO Bank NV, GDR	51,660	695,788
	Acomo NV	7,925	161,927
*Ω	Adyen NV	1,308	882,227
	Aegon Ltd.	520,083	2,529,302
	Aegon Ltd.	32,148	155,274
	Akzo Nobel NV	21,895	1,468,864
#*Ω	Alfen NV	1,939	61,127
	Allfunds Group PLC	85,240	436,269
	AMG Critical Materials NV	8,793	229,317
	APERAM SA	20,051	555,618
	Arcadis NV	30,386	1,284,258
	ArcelorMittal SA	51,013	1,128,777
	ArcelorMittal SA	38,283	842,992
	ASM International NV	5,565	2,296,565
	ASML Holding NV	4,870	2,927,457
	ASML Holding NV	20,610	12,341,474
	ASR Nederland NV	49,610	1,851,369
*	Avantium NV	4,576	15,264
Ω	B&S Group SARL	3,754	13,575
#*Ω	Basic-Fit NV	13,151	336,421
	BE Semiconductor Industries NV	22,424	2,316,392
	Beter Bed Holding NV	7,231	46,102
	Brunel International NV	5,498	76,653
	Coca-Cola Europacific Partners PLC	33,278	1,941,275
	Corbion NV	16,974	293,968
Ω	CTP NV	20,037	292,126
	Flow Traders Ltd.	12,372	226,135
	ForFarmers NV	13,915	34,160
*	Fugro NV	38,194	630,849
	Heineken NV	15,108	1,357,355
	IMCD NV	13,682	1,647,252
#	ING Groep NV, Sponsored ADR	6,500	83,460
	ING Groep NV	196,229	2,515,759

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	InPost SA	59,554	$589,274
	JDE Peet’s NV	14,255	395,890
	Kendrion NV	6,480	78,716
	Koninklijke Ahold Delhaize NV	172,524	5,108,736
	Koninklijke BAM Groep NV	119,049	246,002
	Koninklijke Heijmans NV, CVA	13,606	156,290
	Koninklijke KPN NV	674,243	2,266,251
*	Koninklijke Philips NV	59,696	1,135,566
*	Koninklijke Philips NV	47,649	903,425
	Koninklijke Vopak NV	27,258	919,061
*Ω	Lucas Bols NV	3,091	56,779
#	MFE-MediaForEurope NV, Class B	26,649	70,716
	Nedap NV	2,461	148,481
	NN Group NV	55,808	1,789,896
*	NX Filtration NV	1,991	12,517
#	OCI NV	31,823	741,501
*	Pharming Group NV	150,706	178,195
	PostNL NV	92,168	171,744
*	Prosus NV	54,400	1,527,359
	Randstad NV	31,796	1,646,548
	SBM Offshore NV	58,977	734,527
*	SIF Holding NV	4,817	46,411
Ω	Signify NV	50,907	1,319,653
	Sligro Food Group NV	9,932	169,442
	TKH Group NV	18,479	675,942
*	TomTom NV	21,166	126,806
	Universal Music Group NV	50,922	1,247,020
	Van Lanschot Kempen NV	9,050	243,210
	Wolters Kluwer NV	36,914	4,736,287

TOTAL NETHERLANDS			70,370,077

NEW ZEALAND — (0.2%)
*	a2 Milk Co. Ltd.	56,181	136,842
	Air New Zealand Ltd.	594,425	231,993
	Arvida Group Ltd.	167,739	110,662
	Auckland International Airport Ltd.	50,379	215,485
	Channel Infrastructure NZ Ltd.	94,352	78,664
	Chorus Ltd.	206,569	864,034
	Contact Energy Ltd.	71,244	323,623
	EBOS Group Ltd.	13,282	271,142
	Fisher & Paykel Healthcare Corp. Ltd.	26,933	326,687
#	Fletcher Building Ltd.	187,460	472,503
	Fonterra Co.-operative Group Ltd.	17,724	31,771
	Freightways Group Ltd.	54,080	234,857
#	Genesis Energy Ltd.	136,447	183,689
#*	Gentrack Group Ltd.	12,157	34,693
	Hallenstein Glasson Holdings Ltd.	20,188	67,709
	Heartland Group Holdings Ltd.	248,319	221,565
	Infratil Ltd.	54,600	312,641
#	Investore Property Ltd.	57,489	38,185
	KMD Brands Ltd.	197,467	95,519
#	Mainfreight Ltd.	10,223	341,225
#	Manawa Energy Ltd.	11,886	29,565
	Mercury NZ Ltd.	36,024	123,920
	Meridian Energy Ltd.	38,131	107,391
	Napier Port Holdings Ltd.	14,348	18,674
	NZME Ltd.	54,459	27,316
	NZX Ltd.	116,387	67,858
	Oceania Healthcare Ltd.	184,567	73,213

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	PGG Wrightson Ltd.	9,986	$18,580
#	Port of Tauranga Ltd.	37,905	112,726
	Rakon Ltd.	28,043	11,457
	Restaurant Brands New Zealand Ltd.	10,978	24,058
	Ryman Healthcare Ltd.	65,308	216,516
	Sanford Ltd.	20,591	45,163
	Scales Corp. Ltd.	41,528	68,988
*	Serko Ltd.	3,631	8,893
	Skellerup Holdings Ltd.	53,156	140,016
	SKY Network Television Ltd.	57,288	96,169
	SKYCITY Entertainment Group Ltd.	268,790	292,980
	Spark New Zealand Ltd.	169,434	491,887
	Steel & Tube Holdings Ltd.	32,029	20,356
	Summerset Group Holdings Ltd.	105,195	597,403
*	Synlait Milk Ltd.	25,571	19,858
	Tourism Holdings Ltd.	41,842	79,140
	TOWER Ltd.	80,898	30,143
	Turners Automotive Group Ltd.	22,718	54,364
	Vector Ltd.	26,039	55,540
#*	Vista Group International Ltd.	32,932	24,999
	Warehouse Group Ltd.	33,171	33,220

TOTAL NEW ZEALAND			7,483,882

NORWAY — (0.6%)
	2020 Bulkers Ltd.	3,440	31,059
	ABG Sundal Collier Holding ASA	142,350	64,527
*	Adevinta ASA	13,817	121,445
	AF Gruppen ASA	9,872	102,873
#*	Agilyx ASA	8,731	17,603
*	Akastor ASA	52,076	49,032
	Aker ASA, Class A	492	29,587
#	Aker BP ASA	41,779	1,204,138
*	Aker Carbon Capture ASA	12,247	11,643
	Aker Solutions ASA	53,743	214,608
	AMSC ASA	24,234	54,058
*	ArcticZymes Technologies ASA	2,851	7,436
#	Arendals Fossekompani ASA	161	1,859
	Atea ASA	21,535	224,072
	Austevoll Seafood ASA	26,752	182,838
*Ω	AutoStore Holdings Ltd.	17,990	19,918
Ω	Avance Gas Holding Ltd.	3,816	50,829
*	Axactor ASA	73,469	34,754
	B2 Impact ASA	75,199	48,103
	Bakkafrost P	2,118	95,606
	Belships ASA	37,273	58,463
*	BLUENORD ASA	6,882	365,699
	Bonheur ASA	7,630	132,002
#*	Borr Drilling Ltd.	24,042	147,378
	Borregaard ASA	30,430	412,982
	Bouvet ASA	21,520	103,802
*	BW Energy Ltd.	31,704	79,436
Ω	BW LPG Ltd.	35,590	503,793
	BW Offshore Ltd.	39,154	81,825
#*	Cadeler AS	17,211	54,560
*	Carasent ASA	3,685	4,419
*	Cloudberry Clean Energy ASA	50,214	49,150
#*Ω	Crayon Group Holding ASA	9,769	56,460
	DNB Bank ASA	53,478	964,842
	DNO ASA	197,747	201,597

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
Ω	Elkem ASA	79,130	$122,485
Ω	Elmera Group ASA	24,615	52,576
	Elopak ASA	20,004	40,839
Ω	Entra ASA	8,486	66,324
#	Equinor ASA	113,411	3,801,899
Ω	Europris ASA	64,160	363,648
	FLEX LNG Ltd.	5,303	162,560
	Frontline PLC.	25,563	571,519
*	Gaming Innovation Group, Inc.	8,822	21,462
	Gjensidige Forsikring ASA	3,393	50,884
	Golden Ocean Group Ltd.	40,352	298,564
	Gram Car Carriers ASA	2,085	38,290
	Grieg Seafood ASA	12,391	82,299
	Hafnia Ltd.	50,571	332,327
*	Hexagon Composites ASA	24,345	57,386
#*	Hexagon Purus ASA	8,355	7,690
	Hoegh Autoliners ASA	23,874	193,036
*	Kahoot! ASA	55,214	172,955
Ω	Kid ASA	7,283	59,299
	Kitron ASA	41,228	108,895
Ω	Klaveness Combination Carriers ASA	3,146	21,466
*	Kongsberg Automotive ASA	183,061	32,532
	Kongsberg Gruppen ASA	2,994	122,304
	Leroy Seafood Group ASA	44,672	176,950
*	LINK Mobility Group Holding ASA	50,991	52,644
	Medistim ASA	1,555	26,871
	Mowi ASA	18,700	303,869
	MPC Container Ships ASA	98,333	139,002
Ω	Multiconsult ASA	3,282	38,023
#*	NEL ASA	84,582	55,618
#*	Nordic Semiconductor ASA	15,139	123,008
	Norsk Hydro ASA	142,974	815,339
#*Ω	Norske Skog ASA	19,271	70,401
*	Northern Ocean Ltd.	20,154	24,534
#*	Norwegian Air Shuttle ASA	62,645	45,025
*	NRC Group ASA	18,856	19,708
#*	Nykode Therapeutics ASA	13,121	20,174
	Odfjell Drilling Ltd.	40,392	141,386
	Odfjell SE, Class A	5,065	53,774
	Odfjell Technology Ltd.	6,732	33,460
*	OKEA ASA	15,569	53,894
Ω	Okeanis Eco Tankers Corp.	3,832	110,498
	Olav Thon Eiendomsselskap ASA	4,209	60,866
	Orkla ASA	22,074	152,145
	Panoro Energy ASA	24,703	68,567
	Pareto Bank ASA	9,659	44,981
*	Pexip Holding ASA	22,398	36,544
*	PGS ASA	278,510	253,092
*	PhotoCure ASA	1,570	8,117
	Protector Forsikring ASA	17,525	274,492
	Rana Gruber ASA, Class A	4,013	22,295
*	REC Silicon ASA	15,060	19,610
	Salmar ASA	2,037	96,598
	Sandnes Sparebank	1,120	8,284
Ω	Scatec ASA	28,502	144,036
	Schibsted ASA, Class A	7,591	152,079
	Schibsted ASA, Class B	9,452	175,387
*	Self Storage Group ASA	9,805	34,866
	Selvaag Bolig ASA	14,564	34,678

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*Ω	Shelf Drilling Ltd.	48,537	$130,538
#*	Solstad Offshore ASA	9,867	21,040
	SpareBank 1 Helgeland	832	9,087
	Sparebank 1 Oestlandet	6,883	76,466
	SpareBank 1 Sorost-Norge	5,889	31,316
	SpareBank 1 SR-Bank ASA	23,246	252,478
	Sparebanken More	4,750	32,654
	Stolt-Nielsen Ltd.	13,146	432,955
	Storebrand ASA	113,739	949,828
	Subsea 7 SA	42,958	564,289
	Telenor ASA	36,139	369,427
#	TGS ASA	36,635	501,020
	TOMRA Systems ASA	23,611	187,149
#	Var Energi ASA	53,628	181,178
	Veidekke ASA	38,542	332,549
*	Volue ASA	2,696	4,522
	Wallenius Wilhelmsen ASA	26,383	221,731
	Wilh Wilhelmsen Holding ASA, Class A	5,538	155,716
	Yara International ASA	13,789	451,203
#*	Zaptec ASA	3,296	6,091

TOTAL NORWAY			21,365,687

PERU — (0.0%)
#*	Aenza SAA, Sponsored ADR	1,707	3,925
	Cementos Pacasmayo SAA, ADR	3,792	18,960
#	Cia de Minas Buenaventura SAA, ADR	1,300	10,530
	Credicorp Ltd.	1,520	189,939
*††	Fossal SAA, ADR	2	0
	Intercorp Financial Services, Inc.	1,918	36,020

TOTAL PERU			259,374

PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	177,800	28,351
	Aboitiz Equity Ventures, Inc.	152,520	123,134
	Aboitiz Power Corp.	102,500	64,998
	ACEN Corp.	587,221	54,955
	Alliance Global Group, Inc.	886,200	165,536
	Apex Mining Co., Inc.	1,093,000	49,451
*	Atlas Consolidated Mining & Development Corp.	152,800	8,334
	Ayala Corp.	13,545	144,820
	Ayala Land, Inc.	215,400	105,988
*	AyalaLand Logistics Holdings Corp.	457,000	13,610
	Bank of the Philippine Islands	255,928	453,751
	BDO Unibank, Inc.	365,079	821,783
	Belle Corp.	1,052,000	21,920
*	Bloomberry Resorts Corp.	1,146,000	183,879
*	Cebu Air, Inc.	7,500	4,363
*Ω	CEMEX Holdings Philippines, Inc.	175,657	2,514
	Century Pacific Food, Inc.	312,700	154,343
	China Banking Corp.	339,992	181,258
*	Converge Information & Communications Technology Solutions, Inc.	579,900	85,636
	Cosco Capital, Inc.	666,000	54,115
	D&L Industries, Inc.	665,000	74,960
*	DITO CME Holdings Corp.	553,000	27,600
	DMCI Holdings, Inc.	832,400	134,595
	DoubleDragon Corp.	260,700	31,239
	East West Banking Corp.	277,950	43,303
	Emperador, Inc.	147,900	54,210

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Filinvest Development Corp.	18,400	$1,738
	Filinvest Land, Inc.	3,204,000	34,467
	First Gen Corp.	74,600	23,774
	First Philippine Holdings Corp.	104,560	111,224
	Ginebra San Miguel, Inc.	18,440	55,172
	Global Ferronickel Holdings, Inc.	452,574	20,504
	Global-Estate Resorts, Inc.	897,000	12,567
	Globe Telecom, Inc.	6,194	192,280
	GT Capital Holdings, Inc.	26,928	260,537
*	Integrated Micro-Electronics, Inc.	251,445	15,454
	International Container Terminal Services, Inc.	49,870	176,691
	JG Summit Holdings, Inc.	220,966	143,327
	Jollibee Foods Corp.	65,850	238,034
	Keepers Holdings, Inc.	341,000	8,297
	LT Group, Inc.	545,100	85,084
	Manila Electric Co.	16,880	105,667
	Manila Water Co., Inc.	335,200	99,934
	Megaworld Corp.	1,932,600	67,505
	Metropolitan Bank & Trust Co.	300,966	277,520
Ω	Monde Nissin Corp.	141,900	20,526
	Nickel Asia Corp.	1,306,480	125,598
	Petron Corp.	1,056,700	60,974
††	Philcomsat Holdings Corp.	23,890	31,855
	Philex Mining Corp.	319,400	16,322
*	Philippine National Bank	152,272	50,087
*	Phoenix Petroleum Philippines, Inc.	107,200	11,322
	PLDT, Inc., Sponsored ADR	839	18,307
	PLDT, Inc.	8,860	189,321
	Premium Leisure Corp.	2,062,000	21,442
	Puregold Price Club, Inc.	328,200	156,777
	Rizal Commercial Banking Corp.	104,115	42,964
	Robinsons Land Corp.	526,138	129,342
	Robinsons Retail Holdings, Inc.	94,480	68,257
	San Miguel Corp.	134,310	248,779
	San Miguel Food & Beverage, Inc.	87,080	78,191
	Security Bank Corp.	113,080	153,516
	Semirara Mining & Power Corp.	230,380	117,884
	Shakey’s Pizza Asia Ventures, Inc.	84,300	13,758
*	Shell Pilipinas Corp.	124,530	28,103
	SM Investments Corp.	3,865	54,625
	SM Prime Holdings, Inc.	203,700	107,774
	Synergy Grid & Development Phils, Inc.	247,500	32,306
	Union Bank of the Philippines	85,314	89,483
	Universal Robina Corp.	98,940	190,740
	Vista Land & Lifescapes, Inc.	1,583,900	44,690
	Vistamalls, Inc.	88,000	3,743
	Wilcon Depot, Inc.	359,000	125,266

TOTAL PHILIPPINES			7,250,374

POLAND — (0.4%)
*	11 bit studios SA	90	13,022
	AB SA	986	15,641
*	Action SA	6,452	28,210
*	Alior Bank SA	46,733	735,706
*Ω	Allegro.eu SA	9,054	64,947
*	Amica SA	3,005	50,734
*	AmRest Holdings SE	22,381	141,957
	Arctic Paper SA	9,228	38,973
	ASBISc Enterprises PLC	16,682	114,047

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Asseco Poland SA	18,134	$332,030
	Auto Partner SA	17,966	101,800
	Bank Handlowy w Warszawie SA	8,431	172,748
*	Bank Millennium SA	57,640	100,292
*	Bank Ochrony Srodowiska SA	20,762	45,701
	Bank Polska Kasa Opieki SA	21,238	645,363
	Benefit Systems SA	602	255,535
*	BNPP Bank Polska SA	455	6,979
	Boryszew SA	29,053	41,556
	Budimex SA	3,676	411,504
*	CCC SA	11,620	109,977
	CD Projekt SA	6,156	153,695
	Celon Pharma SA	3,548	12,787
#*	CI Games SA	23,337	16,545
#	Cognor Holding SA	48,866	96,396
	ComArch SA	224	7,984
	Creepy Jar SA	71	10,501
	Cyber Folks SA	1,192	21,741
*	Cyfrowy Polsat SA	54,823	170,935
	Develia SA	98,398	115,578
*Ω	Dino Polska SA	2,811	266,357
	Dom Development SA	2,243	83,477
#	Echo Investment SA	10,592	10,818
*	Enea SA	87,710	152,031
	Eurocash SA	34,593	115,081
	Fabryki Mebli Forte SA	3,906	17,423
	Globe Trade Centre SA	30,781	38,413
*	Grenevia SA	76,765	54,676
*	Grupa Azoty SA	16,685	87,300
	Grupa Kety SA	3,284	553,957
*	ING Bank Slaski SA	3,500	181,759
	Inter Cars SA	2,411	326,490
*	Jastrzebska Spolka Weglowa SA	17,979	213,582
	KGHM Polska Miedz SA	18,041	481,429
	KRUK SA	5,712	631,887
	LPP SA	115	370,468
	Lubelski Wegiel Bogdanka SA	4,699	41,092
*	mBank SA	1,049	129,681
	Mirbud SA	18,519	34,290
	Mo-BRUK SA	592	39,366
	Mostostal Zabrze SA	10,260	9,968
	Neuca SA	492	88,763
	Orange Polska SA	102,086	189,359
	ORLEN SA	106,779	1,688,594
	PCC Rokita SA	524	11,266
*	Pepco Group NV	19,968	80,933
*	PGE Polska Grupa Energetyczna SA	146,977	255,257
*	PKP Cargo SA	10,554	38,579
	PlayWay SA	336	27,527
*	Polimex-Mostostal SA	38,961	40,382
*	Powszechna Kasa Oszczednosci Bank Polski SA	32,031	331,802
	Powszechny Zaklad Ubezpieczen SA	19,706	222,991
*	Santander Bank Polska SA	1,795	194,950
*	Selvita SA	1,553	23,157
	Stalexport Autostrady SA	30,531	18,696
	Synektik SA	1,882	28,102
*	Tauron Polska Energia SA	378,823	333,162
	TEN Square Games SA	398	7,535
	Text SA	4,582	123,449

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	TIM SA	2,794	$31,785
*	Torpol SA	4,879	23,844
	Unimot SA	837	19,939
	Votum SA	3,062	31,207
	VRG SA	37,269	27,080
	Warsaw Stock Exchange	2,489	23,115
	Wawel SA	12	2,022
	Wirtualna Polska Holding SA	3,566	90,959
Ω	XTB SA	13,619	105,881
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,289	13,163
#*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	11,137

TOTAL POLAND			11,957,065

PORTUGAL — (0.2%)
	Altri SGPS SA	29,560	142,982
*	Banco Comercial Portugues SA, Class R	3,676,384	1,128,340
	Corticeira Amorim SGPS SA	2,452	23,816
	CTT-Correios de Portugal SA	28,589	109,063
	EDP - Energias de Portugal SA	152,214	639,679
	EDP Renovaveis SA	26,422	425,049
	Galp Energia SGPS SA	166,026	2,499,482
#*	Greenvolt-Energias Renovaveis SA	9,960	66,552
	Ibersol SGPS SA	5,904	41,866
	Jeronimo Martins SGPS SA	35,737	823,912
	Mota-Engil SGPS SA	35,247	114,376
	Navigator Co. SA	67,611	269,149
	NOS SGPS SA	86,024	314,469
	REN - Redes Energeticas Nacionais SGPS SA	100,326	261,193
	Sonae SGPS SA	354,537	348,787

TOTAL PORTUGAL			7,208,715

QATAR — (0.3%)
	Aamal Co.	755,877	170,598
	Al Khaleej Takaful Group QSC	72,860	60,723
	Al Meera Consumer Goods Co. QSC	30,557	108,142
	Alijarah Holding Co. QPSC	185,032	34,921
*	Baladna	337,030	103,852
	Barwa Real Estate Co.	664,281	462,232
	Commercial Bank PSQC	149,688	210,848
	Doha Bank QPSC	686,997	286,053
	Doha Insurance Co. QSC	92,281	57,970
*	Estithmar Holding QPSC	122,263	67,836
	Gulf International Services QSC	347,844	262,312
	Gulf Warehousing Co.	120,519	98,249
	Industries Qatar QSC	23,363	78,484
*	Lesha Bank LLC	380,239	144,125
	Mannai Corp. QSC	76,812	79,518
	Masraf Al Rayan QSC	1,310,768	756,380
*	Mazaya Real Estate Development QPSC	193,314	31,965
	Medicare Group	60,265	89,213
	Mesaieed Petrochemical Holding Co.	382,998	167,535
	Ooredoo QPSC	254,617	691,337
	Qatar Aluminum Manufacturing Co.	928,990	315,408
	Qatar Electricity & Water Co. QSC	63,117	286,774
	Qatar Fuel QSC	31,299	127,737
	Qatar Gas Transport Co. Ltd.	442,247	427,600
	Qatar Industrial Manufacturing Co. QSC	72,555	59,811
*	Qatar Insurance Co. SAQ	288,046	195,635

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar International Islamic Bank QSC	127,941	$325,280
	Qatar Islamic Bank SAQ	49,014	234,441
	Qatar Islamic Insurance Group	22,820	54,689
	Qatar National Bank QPSC	432,549	1,769,922
	Qatar National Cement Co. QSC	117,543	113,560
	Qatar Navigation QSC	232,572	576,619
*	Salam International Investment Ltd. QSC	497,060	81,473
	United Development Co. QSC	723,133	193,627
	Vodafone Qatar QSC	732,352	358,410
*	Widam Food Co.	6,411	3,847

TOTAL QATAR			9,087,126

RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	161,061	0
*††	Lukoil PJSC, Sponsored ADR	14,179	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	MMC Norilsk Nickel PJSC, ADR	24,954	0
*††	Mobile TeleSystems PJSC, ADR	50,988	0
*††	Novatek PJSC, GDR	272	0
*††	Novolipetsk Steel PJSC, GDR	8,401	0
*††	PhosAgro PJSC	135	0
*††	PhosAgro PJSC, GDR	21,074	0
*††	Polyus PJSC, GDR	2,588	0
*††	Rosneft Oil Co. PJSC, GDR	19,260	0
*††	Rostelecom PJSC, Sponsored ADR	13,665	0
*††	RusHydro PJSC, ADR	194,709	0
*††	Sberbank of Russia PJSC, Sponsored ADR	65,441	0
*††	Severstal PAO, GDR	20,792	0
*††	Tatneft PJSC, Sponsored ADR	18,789	0
*††	VTB Bank PJSC, GDR	330,257	0

SAUDI ARABIA — (1.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	11,150	5,959
	Abdullah Al Othaim Markets Co.	105,560	366,778
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,037	6,726
	Advanced Petrochemical Co.	20,456	203,662
*	Al Alamiya for Cooperative Insurance Co.	3,174	13,277
	Al Babtain Power & Telecommunication Co.	14,290	70,967
*	Al Gassim Investment Holding Co.	1,726	7,136
	Al Hammadi Holding	11,852	170,688
*	Al Hassan Ghazi Ibrahim Shaker Co.	3,154	17,125
	Al Jouf Agricultural Development Co.	1,033	12,093
*	Al Jouf Cement Co.	29,528	91,161
*	Al Khaleej Training & Education Co.	12,560	65,220
	Al Moammar Information Systems Co.	2,731	99,033
	Al Rajhi Bank	109,472	1,959,611
*	Al Yamamah Steel Industries Co.	5,821	32,621
*	AlAbdullatif Industrial Investment Co.	16,986	65,158
	Alandalus Property Co.	7,628	42,801
	Alaseel Co.	34,510	39,411
	Aldrees Petroleum & Transport Services Co.	10,265	322,190
*	Al-Etihad Cooperative Insurance Co.	6,971	37,144
	Alinma Bank	145,602	1,277,894
*	AlJazira Takaful Ta’awuni Co.	12,836	49,102
	Almarai Co. JSC	24,478	364,733
*	Alujain Corp.	7,147	72,152
	Arab National Bank	56,365	357,241
	Arabian Cement Co.	20,253	168,262

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Arriyadh Development Co.	14,533	$77,542
	Astra Industrial Group	19,390	470,618
	Baazeem Trading Co.	749	11,290
	Bank AlBilad	105,078	1,043,220
*	Bank Al-Jazira	114,358	499,013
	Banque Saudi Fransi	41,339	395,236
	Basic Chemical Industries Ltd.	3,936	31,401
	Bawan Co.	13,739	118,060
	Bupa Arabia for Cooperative Insurance Co.	12,408	704,532
*	Buruj Cooperative Insurance Co.	4,569	23,358
*	Chubb Arabia Cooperative Insurance Co.	2,880	14,324
	City Cement Co.	27,332	126,852
	Co. for Cooperative Insurance	14,167	456,265
	Dallah Healthcare Co.	5,864	231,353
*	Dar Al Arkan Real Estate Development Co.	272,987	1,099,359
	Dr Sulaiman Al Habib Medical Services Group Co.	2,776	186,460
*	Dur Hospitality Co.	12,904	81,625
	Eastern Province Cement Co.	17,399	171,392
	Electrical Industries Co.	221,800	124,394
*	Emaar Economic City	140,611	274,282
	Etihad Etisalat Co.	121,849	1,497,822
*	Fawaz Abdulaziz Al Hokair & Co., Class C	9,280	48,043
	Fitaihi Holding Group	53,140	39,980
	Gulf Insurance Group	5,510	43,123
	Hail Cement Co.	19,115	58,112
*	Halwani Brothers Co.	2,166	25,424
	Herfy Food Services Co.	8,064	64,299
	Jarir Marketing Co.	94,840	366,037
*	Jazan Energy & Development Co.	15,465	53,458
	L’Azurde Co. for Jewelry	8,596	27,971
	Leejam Sports Co. JSC	6,450	264,161
	Maharah Human Resources Co.	4,524	77,979
*	Malath Cooperative Insurance Co.	3,784	18,360
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,640	44,903
*	Methanol Chemicals Co.	14,860	73,435
*	Middle East Healthcare Co.	3,403	62,613
	Middle East Paper Co.	16,242	118,669
*	Middle East Specialized Cables Co.	5,082	21,708
	Mobile Telecommunications Co. Saudi Arabia	190,232	700,339
	Mouwasat Medical Services Co.	11,492	306,554
	Najran Cement Co.	45,836	130,304
*	Nama Chemicals Co.	4,594	36,826
*	National Agriculture Development Co.	17,828	217,670
	National Co. for Glass Industries	7,092	58,794
	National Co. for Learning & Education	1,295	34,031
	National Gas & Industrialization Co.	7,898	122,107
*	National Gypsum	1,778	9,558
*	National Industrialization Co., Class C	116,236	360,239
	National Medical Care Co.	6,637	216,936
	Northern Region Cement Co.	48,534	132,579
	Qassim Cement Co.	12,442	208,305
*	Rabigh Refining & Petrochemical Co.	118,076	317,504
	Riyad Bank	115,000	814,350
	SABIC Agri-Nutrients Co.	11,848	423,010
	Sahara International Petrochemical Co.	109,370	942,049
*	Saudi Arabian Cooperative Insurance Co.	4,670	15,622
*	Saudi Arabian Mining Co.	86,535	829,109
Ω	Saudi Arabian Oil Co.	179,323	1,593,169
	Saudi Automotive Services Co.	10,217	155,291

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Awwal Bank	77,212	$689,434
	Saudi Basic Industries Corp.	38,584	792,872
	Saudi Cement Co.	23,641	313,160
	Saudi Ceramic Co.	11,576	73,512
	Saudi Chemical Co. Holding	238,650	254,558
	Saudi Electricity Co.	37,749	179,222
*	Saudi Ground Services Co.	3,512	27,299
	Saudi Industrial Investment Group	69,447	444,201
	Saudi Industrial Services Co.	14,458	96,982
	Saudi Investment Bank	92,062	360,869
*	Saudi Kayan Petrochemical Co.	195,136	550,702
	Saudi Marketing Co.	6,069	32,354
	Saudi National Bank	208,455	1,865,286
*	Saudi Paper Manufacturing Co.	1,565	15,294
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,903	54,716
*	Saudi Printing & Packaging Co., Class C	11,187	41,746
*	Saudi Public Transport Co.	13,524	58,530
*	Saudi Real Estate Co.	27,748	88,519
*	Saudi Reinsurance Co.	16,594	76,234
*	Saudi Research & Media Group	9,079	341,130
	Saudi Telecom Co.	83,455	854,922
	Saudia Dairy & Foodstuff Co.	4,192	335,187
	Savola Group	69,033	669,997
*	Seera Group Holding	71,283	448,251
*	Sinad Holding Co.	35,189	95,650
	Southern Province Cement Co.	18,767	203,712
*	Tabuk Cement Co.	25,254	97,917
*	Takween Advanced Industries Co.	6,616	23,200
*	Umm Al-Qura Cement Co.	12,979	51,932
	United Electronics Co.	11,582	247,355
	United International Transportation Co.	14,529	260,630
*	Walaa Cooperative Insurance Co.	11,939	55,544
	Yamama Cement Co.	34,971	270,434
	Yanbu Cement Co.	27,200	233,942
	Yanbu National Petrochemical Co.	52,357	529,176
*	Zamil Industrial Investment Co.	13,779	73,582

TOTAL SAUDI ARABIA			33,397,215

SINGAPORE — (0.7%)
	AEM Holdings Ltd.	74,800	189,082
*	Avarga Ltd.	120,400	15,464
	Aztech Global Ltd.	58,500	38,440
*	Banyan Tree Holdings Ltd.	83,400	23,523
*††	Best World International Ltd.	19,800	24,440
	Boustead Singapore Ltd.	166,600	99,158
	BRC Asia Ltd.	18,700	21,992
	Bukit Sembawang Estates Ltd.	36,100	95,426
	Capitaland India Trust	207,798	145,655
	CapitaLand Investment Ltd.	235,300	505,232
	Centurion Corp. Ltd.	89,000	25,062
	China Aviation Oil Singapore Corp. Ltd.	87,000	51,158
	China Sunsine Chemical Holdings Ltd.	380,200	110,906
	City Developments Ltd.	161,600	745,915
	Civmec Ltd.	80,600	46,521
	ComfortDelGro Corp. Ltd.	454,200	438,695
*	COSCO Shipping International Singapore Co. Ltd.	341,500	29,200
	CSE Global Ltd.	110,200	33,036
	DBS Group Holdings Ltd.	140,377	3,372,321
	Del Monte Pacific Ltd.	160,100	18,960

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Delfi Ltd.	102,000	$91,770
	DFI Retail Group Holdings Ltd.	64,500	137,580
	Dyna-Mac Holdings Ltd.	102,100	23,179
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	513,230	0
	Far East Orchard Ltd.	66,719	49,717
	First Resources Ltd.	199,600	220,383
	Food Empire Holdings Ltd.	108,700	87,317
	Fraser & Neave Ltd.	72,400	54,446
	Frasers Property Ltd.	112,900	62,665
	Frencken Group Ltd.	123,300	93,960
	Fu Yu Corp. Ltd.	241,400	20,769
*	Gallant Venture Ltd.	211,200	20,186
	Genting Singapore Ltd.	438,300	275,364
	Geo Energy Resources Ltd.	295,000	63,415
	Golden Agri-Resources Ltd.	2,347,900	463,247
	Great Eastern Holdings Ltd.	10,700	135,056
	GuocoLand Ltd.	90,400	99,665
	Haw Par Corp. Ltd.	37,800	264,076
	Ho Bee Land Ltd.	90,300	119,377
	Hong Fok Corp. Ltd.	181,500	115,263
	Hong Leong Asia Ltd.	87,200	39,834
	Hong Leong Finance Ltd.	61,400	109,987
	Hongkong Land Holdings Ltd.	129,100	409,469
	Hour Glass Ltd.	68,900	82,994
	HRnetgroup Ltd.	32,200	16,215
	Hutchison Port Holdings Trust	1,781,200	279,780
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	25,900	125,024
	Indofood Agri Resources Ltd.	169,600	37,482
	InnoTek Ltd.	36,400	10,122
	ISDN Holdings Ltd.	72,164	17,135
	Japfa Ltd.	225,800	30,548
	Jardine Cycle & Carriage Ltd.	24,533	505,374
	Keppel Corp. Ltd.	174,500	792,115
	Keppel Infrastructure Trust	863,573	277,230
	Keppel REIT	34,900	20,265
	Mandarin Oriental International Ltd.	12,600	18,895
*	Marco Polo Marine Ltd.	1,450,800	54,076
	Metro Holdings Ltd.	175,700	68,003
	Micro-Mechanics Holdings Ltd.	16,300	21,468
#*††	Midas Holdings Ltd.	408,200	0
	Netlink NBN Trust	319,100	193,488
	Olam Group Ltd.	193,545	140,250
	OUE Ltd.	126,500	95,235
	Oversea-Chinese Banking Corp. Ltd.	180,011	1,668,902
	Oxley Holdings Ltd.	401,837	29,411
	Pacific Century Regional Developments Ltd.	64,700	13,242
	Pan-United Corp. Ltd.	70,025	18,889
	Propnex Ltd.	58,500	34,420
	PSC Corp. Ltd.	81,500	19,005
	Q&M Dental Group Singapore Ltd.	52,200	8,591
	QAF Ltd.	86,800	51,681
	Raffles Medical Group Ltd.	250,510	217,974
	Riverstone Holdings Ltd.	45,400	19,582
	Samudera Shipping Line Ltd.	18,700	8,408
*	SATS Ltd.	51,729	93,056
	SBS Transit Ltd.	21,100	38,250
*	Seatrium Ltd.	8,763,538	717,725

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Sembcorp Industries Ltd.	257,896	$865,217
	Sheng Siong Group Ltd.	243,300	275,459
	SIA Engineering Co. Ltd.	19,600	32,802
	Silverlake Axis Ltd.	175,100	34,543
	Sinarmas Land Ltd.	396,100	49,878
	Sing Holdings Ltd.	63,900	15,424
	Singapore Airlines Ltd.	155,450	694,125
	Singapore Exchange Ltd.	132,100	914,615
	Singapore Land Group Ltd.	40,200	58,113
	Singapore Post Ltd.	434,800	142,804
	Singapore Technologies Engineering Ltd.	164,500	451,595
	Singapore Telecommunications Ltd.	135,000	234,662
	Stamford Land Corp. Ltd.	115,570	31,215
	StarHub Ltd.	194,500	146,440
	Straits Trading Co. Ltd.	58,284	81,767
*††	Swiber Holdings Ltd.	29,250	0
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	14,807
*††	Tech-Pro, Inc.	1,538,000	0
	Thomson Medical Group Ltd.	518,900	20,518
	Tuan Sing Holdings Ltd.	224,748	44,320
	UMS Holdings Ltd.	157,000	143,568
	United Overseas Bank Ltd.	101,616	2,004,344
	UOB-Kay Hian Holdings Ltd.	56,383	54,016
	UOL Group Ltd.	107,100	461,262
	Valuetronics Holdings Ltd.	195,980	72,217
	Venture Corp. Ltd.	73,400	626,713
	Vicom Ltd.	51,600	48,642
	Wilmar International Ltd.	443,800	1,153,784
	Wing Tai Holdings Ltd.	142,500	140,541
	Yangzijiang Shipbuilding Holdings Ltd.	718,000	761,068

TOTAL SINGAPORE			24,286,205

SOUTH AFRICA — (1.0%)
	Absa Group Ltd.	104,039	949,318
	Adcock Ingram Holdings Ltd.	30,156	87,618
	Advtech Ltd.	203,073	231,265
	AECI Ltd.	43,152	255,767
	African Rainbow Minerals Ltd.	49,083	404,511
	Afrimat Ltd.	39,327	109,832
	Alexander Forbes Group Holdings Ltd.	144,117	49,396
	Altron Ltd., Class A	58,468	26,806
	Anglo American Platinum Ltd.	4,000	133,646
	Aspen Pharmacare Holdings Ltd.	98,578	896,612
	Astral Foods Ltd.	15,545	121,933
*	Aveng Ltd.	46,922	14,874
	AVI Ltd.	122,670	458,664
	Barloworld Ltd.	81,599	343,841
	Bid Corp. Ltd.	33,123	703,350
	Bidvest Group Ltd.	91,776	1,298,508
*	Blue Label Telecoms Ltd.	219,486	38,177
*	Brait PLC	301,387	39,349
	Capitec Bank Holdings Ltd.	4,226	375,500
	Cashbuild Ltd.	7,450	61,613
	City Lodge Hotels Ltd.	132,868	29,889
	Clicks Group Ltd.	58,060	855,543
	Coronation Fund Managers Ltd.	82,830	134,306
	Curro Holdings Ltd.	52,980	28,883
	DataTec Ltd.	109,073	206,495

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
Ω	Dis-Chem Pharmacies Ltd.	142,146	$186,244
	Discovery Ltd.	96,065	662,399
	DRDGOLD Ltd.	87,056	76,370
	Exxaro Resources Ltd.	78,422	787,114
	Famous Brands Ltd.	22,651	69,756
	FirstRand Ltd.	513,337	1,692,315
	Foschini Group Ltd.	123,256	666,731
	Gold Fields Ltd., Sponsored ADR	83,722	1,090,060
	Grindrod Ltd.	218,603	127,244
#	Harmony Gold Mining Co. Ltd.	107,803	494,263
	Harmony Gold Mining Co. Ltd., Sponsored ADR	104,321	468,401
	Hudaco Industries Ltd.	13,071	108,358
	Impala Platinum Holdings Ltd.	213,181	888,024
	Investec Ltd.	64,684	354,086
	Italtile Ltd.	146,345	90,364
	JSE Ltd.	35,319	167,975
*	KAP Ltd.	775,320	92,876
	Kumba Iron Ore Ltd.	4,242	112,371
	Lewis Group Ltd.	21,979	45,752
	Libstar Holdings Ltd.	58,909	9,722
	Life Healthcare Group Holdings Ltd.	442,468	441,005
	Merafe Resources Ltd.	516,286	32,350
*	Metair Investments Ltd.	90,241	71,388
	MiX Telematics Ltd.	4,997	1,020
	MiX Telematics Ltd., Sponsored ADR	5,899	29,967
	Momentum Metropolitan Holdings	488,390	549,959
	Motus Holdings Ltd.	81,486	404,767
	Mpact Ltd.	38,245	57,553
	Mr Price Group Ltd.	74,990	542,200
	MTN Group Ltd.	282,306	1,379,330
*	MultiChoice Group	118,364	443,067
	Naspers Ltd., Class N	1,877	293,448
	Nedbank Group Ltd.	77,982	839,992
	NEPI Rockcastle NV	81,571	440,819
	Netcare Ltd.	319,916	221,727
	Ninety One Ltd.	78,783	153,987
	Northam Platinum Holdings Ltd.	103,329	624,321
	Oceana Group Ltd.	34,784	129,239
	Old Mutual Ltd.	1,562,856	1,002,239
	Omnia Holdings Ltd.	62,521	194,231
Ω	Pepkor Holdings Ltd.	551,014	502,906
	Pick n Pay Stores Ltd.	130,446	174,920
*	PPC Ltd.	589,412	88,111
	PSG Financial Services Ltd.	214,932	166,916
	Raubex Group Ltd.	66,994	87,740
	Reunert Ltd.	57,492	181,262
	RFG Holdings Ltd.	59,205	33,374
	Sanlam Ltd.	132,333	464,266
	Santam Ltd.	12,051	176,886
	Sappi Ltd.	214,941	452,402
	Sasol Ltd.	30,519	385,752
#	Sasol Ltd., Sponsored ADR	20,702	258,982
	Shoprite Holdings Ltd.	80,015	1,025,552
	Sibanye Stillwater Ltd.	937,127	1,195,354
#	Sibanye Stillwater Ltd., ADR	14,926	75,826
*	Southern Sun Ltd.	90,298	22,649
	SPAR Group Ltd.	63,897	385,826
	Spur Corp. Ltd.	22,560	32,644
	Stadio Holdings Ltd.	56,617	14,000

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Standard Bank Group Ltd.	103,988	$1,020,601
	Sun International Ltd.	95,608	192,406
	Super Group Ltd.	149,396	254,924
*	Telkom SA SOC Ltd.	119,739	140,298
	Thungela Resources Ltd.	54,539	486,491
	Tiger Brands Ltd.	39,485	365,558
	Transaction Capital Ltd.	51,140	13,290
*	Trencor Ltd.	86,382	32,808
	Truworths International Ltd.	128,049	519,277
	Tsogo Sun Limited	191,790	124,343
	Vodacom Group Ltd.	42,415	230,593
*	Wilson Bayly Holmes-Ovcon Ltd.	19,788	125,342
	Woolworths Holdings Ltd.	210,478	784,481
*	Zeda Ltd.	97,842	56,443

TOTAL SOUTH AFRICA			33,970,953

SOUTH KOREA — (3.9%)
*	ABLBio, Inc.	10,585	125,138
*	Abpro Bio Co. Ltd.	15,343	6,158
*	ADTechnology Co. Ltd.	1,392	23,093
	Advanced Nano Products Co. Ltd.	425	37,825
	Advanced Process Systems Corp.	4,460	53,991
	Aekyung Chemical Co. Ltd.	3,304	26,668
	Aekyung Industrial Co. Ltd.	1,084	18,203
	AfreecaTV Co. Ltd.	2,466	122,791
*	Agabang&Company	14,748	39,657
	Ahnlab, Inc.	843	40,106
*	Ajin Industrial Co. Ltd.	8,820	26,185
*	AJU Steel Co. Ltd.	1,706	8,074
*	Alteogen, Inc.	1,161	53,830
*	ALUKO Co. Ltd.	14,094	28,336
*	Amicogen, Inc.	966	9,080
*	Amo Greentech Co. Ltd.	2,250	18,804
	Amorepacific Corp.	1,142	107,195
	Amorepacific Group	7,868	167,142
*	Amotech Co. Ltd.	2,998	15,707
*	Anam Electronics Co. Ltd.	20,095	25,771
*	Ananti, Inc.	19,867	98,103
*	Anterogen Co. Ltd.	1,096	10,394
	Aplus Asset Advisor Co. Ltd.	3,471	10,274
*	Aprogen Biologics	140,546	33,991
*	Aprogen, Inc.	14,539	9,840
*	APS, Inc.	3,131	13,820
	Asia Cement Co. Ltd.	6,180	47,495
	ASIA Holdings Co. Ltd.	484	61,333
	Asia Paper Manufacturing Co. Ltd.	2,509	72,978
	Atinum Investment Co. Ltd.	14,759	27,822
	Avaco Co. Ltd.	1,894	19,853
	Baiksan Co. Ltd.	3,840	23,767
	BGF Co. Ltd.	10,500	25,871
	BGF retail Co. Ltd.	1,819	186,014
	BGFecomaterials Co. Ltd.	2,714	7,751
	BH Co. Ltd.	8,752	121,955
*	BHI Co. Ltd.	5,667	29,061
*	Binex Co. Ltd.	3,455	18,977
	Binggrae Co. Ltd.	1,628	66,058
*	Biodyne Co. Ltd.	877	30,623
*	Bioneer Corp.	1,247	29,390
	BIT Computer Co. Ltd.	2,975	10,737

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	BNC Korea Co. Ltd.	9,292	$21,570
	BNK Financial Group, Inc.	78,969	397,464
	Boditech Med, Inc.	4,479	54,551
	BoKwang Industry Co. Ltd.	3,439	12,907
	Boryung	8,087	54,044
*	Bosung Power Technology Co. Ltd.	7,124	14,366
	Brand X Co. Ltd.	2,656	8,323
*	Bubang Co. Ltd.	4,775	9,077
*	Bukwang Pharmaceutical Co. Ltd.	6,106	25,753
	BYC Co. Ltd.	49	13,249
	Byucksan Corp.	18,048	42,896
	C&C International Corp.	482	20,872
	C&G Hi Tech Co. Ltd.	1,149	10,197
*	Cafe24 Corp.	1,137	10,475
*	CammSys Corp.	26,100	25,411
	Caregen Co. Ltd.	2,580	51,432
	Celltrion Healthcare Co. Ltd.	1,651	81,668
*	Celltrion Pharm, Inc.	1,303	61,303
	Celltrion, Inc.	11,681	1,297,214
*	Chabiotech Co. Ltd.	2,751	32,857
	Cheil Worldwide, Inc.	18,638	274,432
	Chemtronics Co. Ltd.	4,016	55,333
*	Chemtros Co. Ltd.	2,557	9,909
	Cheryong Electric Co. Ltd.	3,612	56,363
*	ChinHung International, Inc.	9,970	8,485
	Chinyang Holdings Corp.	4,663	10,937
	Chips&Media, Inc.	1,837	46,584
*	Choil Aluminum Co. Ltd.	12,350	18,471
	Chong Kun Dang Pharmaceutical Corp.	2,437	171,204
	Chongkundang Holdings Corp.	933	35,578
	Choong Ang Vaccine Laboratory	1,593	12,247
*††	Chorokbaem Media Co. Ltd.	4,292	12,872
	Chosun Refractories Co. Ltd.	1,799	24,403
	Chunbo Co. Ltd.	317	23,340
*	CJ CGV Co. Ltd.	18,158	69,051
	CJ CheilJedang Corp.	2,903	608,169
	CJ Corp.	5,770	359,912
*	CJ ENM Co. Ltd.	4,113	159,055
	CJ Freshway Corp.	1,953	30,347
	CJ Logistics Corp.	2,627	147,694
*	CJ Seafood Corp.	3,844	7,432
*	CKD Bio Corp.	1,097	16,125
	Classys, Inc.	4,375	106,888
	CLIO Cosmetics Co. Ltd.	1,113	22,895
*	CMG Pharmaceutical Co. Ltd.	12,199	18,640
*	CoAsia Corp.	2,042	8,810
*	Com2uS Holdings Corp.	1,562	27,680
#	Com2uSCorp.	3,433	107,093
*	Cosmax, Inc.	2,632	264,633
*	Cosmecca Korea Co. Ltd.	835	22,313
*	CosmoAM&T Co. Ltd.	2,101	218,740
*	Cosmochemical Co. Ltd.	2,451	57,201
	Coway Co. Ltd.	14,826	474,444
#	COWELL FASHION Co. Ltd.	4,315	23,563
	CR Holdings Co. Ltd.	4,271	19,227
	Creas F&C Co. Ltd.	2,340	15,370
*	Creative & Innovative System	2,706	18,083
	Creverse, Inc.	1,783	21,995
*	CrystalGenomics Invites Co. Ltd.	5,410	10,952

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	CS Wind Corp.	906	$30,742
*	CTC BIO, Inc.	2,718	19,071
	Cuckoo Holdings Co. Ltd.	1,645	20,682
	Cuckoo Homesys Co. Ltd.	2,558	38,595
*	Curexo, Inc.	2,492	24,291
	Cymechs, Inc.	1,110	11,968
	D.I Corp.	3,402	16,218
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	12,092
	Dae Won Kang Up Co. Ltd.	14,591	54,991
*	Daea TI Co. Ltd.	7,559	17,119
*	Daebo Magnetic Co. Ltd.	889	17,022
	Daebongls Co. Ltd.	1,520	9,140
*	Daechang Co. Ltd.	20,114	18,001
	Daedong Corp.	4,266	38,990
	Daeduck Co. Ltd.	8,124	36,132
	Daeduck Electronics Co. Ltd.	11,917	177,464
	Daehan Flour Mill Co. Ltd.	427	38,574
	Daehan New Pharm Co. Ltd.	3,512	21,584
	Daehan Steel Co. Ltd.	6,129	59,034
*	Daeho AL Co. Ltd.	9,230	7,047
*	Dae-Il Corp.	7,233	27,517
	Daejoo Electronic Materials Co. Ltd.	743	38,140
	Daejung Chemicals & Metals Co. Ltd., Class C	699	8,226
	Daesang Corp.	7,766	114,496
	Daesang Holdings Co. Ltd.	8,332	40,716
	Daesung Holdings Co. Ltd.	1,187	8,665
*	Daesung Industrial Co. Ltd.	7,052	19,809
	Daewon Media Co. Ltd.	2,412	19,733
	Daewon Pharmaceutical Co. Ltd.	4,982	57,297
	Daewon San Up Co. Ltd.	5,358	21,527
*	Daewoo Engineering & Construction Co. Ltd.	60,935	177,776
	Daewoong Co. Ltd.	7,404	81,810
	Daewoong Pharmaceutical Co. Ltd.	963	71,443
	Daihan Pharmaceutical Co. Ltd.	2,113	41,928
	Daishin Securities Co. Ltd.	13,391	138,990
*	Danal Co. Ltd.	19,693	50,836
	Daol Investment & Securities Co. Ltd.	15,202	43,135
	Daou Data Corp.	5,550	47,043
	Daou Technology, Inc.	9,243	111,878
*	Dasan Networks, Inc.	12,735	33,263
*	Dawonsys Co. Ltd.	2,220	23,209
	DB Financial Investment Co. Ltd.	14,665	41,450
	DB HiTek Co. Ltd.	10,837	391,231
	DB Insurance Co. Ltd.	17,100	1,112,507
*	DB, Inc.	39,902	46,879
	Dentium Co. Ltd.	2,061	167,306
	Deutsch Motors, Inc.	7,502	27,304
*	Devsisters Co. Ltd.	536	19,304
	DGB Financial Group, Inc.	60,025	349,600
	DI Dong Il Corp.	3,465	68,273
	Digital Daesung Co. Ltd.	6,676	27,917
*	DIO Corp.	1,153	20,007
*	DK Tech Co. Ltd.	1,660	9,814
	DL Construction Co. Ltd.	2,410	22,073
	DL E&C Co. Ltd.	11,126	282,802
	DL Holdings Co. Ltd.	4,437	139,738
*††	DMOA Co. Ltd.	21,844	5,199
	DMS Co. Ltd.	5,594	22,723
	DN Automotive Corp.	822	48,222

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DNF Co. Ltd.	1,532	$20,614
	Dohwa Engineering Co. Ltd.	2,214	12,610
	Dong-A Socio Holdings Co. Ltd.	821	60,611
	Dong-A ST Co. Ltd.	1,657	68,288
*	Dongbang Transport Logistics Co. Ltd.	18,539	24,993
	Dongil Industries Co. Ltd.	421	15,393
	Dongjin Semichem Co. Ltd.	11,185	249,645
	Dongkoo Bio & Pharma Co. Ltd.	2,116	7,506
	DongKook Pharmaceutical Co. Ltd.	5,555	66,441
*	Dongkuk CM Co. Ltd.	6,175	31,559
	Dongkuk Holdings Co. Ltd.	4,596	29,371
	Dongkuk Industries Co. Ltd.	8,871	29,011
*	Dongkuk Steel Mill Co. Ltd.	14,318	112,085
*	Dongkuk Structures & Construction Co. Ltd.	8,234	16,718
	Dongsuh Cos., Inc.	7,112	90,936
	Dongsung Chemical Co. Ltd.	10,932	33,288
	Dongsung Finetec Co. Ltd.	4,233	35,671
*	Dongwha Enterprise Co. Ltd.	623	28,577
	Dongwha Pharm Co. Ltd.	5,010	35,989
	Dongwon Development Co. Ltd.	20,451	48,253
	Dongwon F&B Co. Ltd.	2,490	53,723
	Dongwon Industries Co. Ltd.	3,183	70,508
	Dongwon Systems Corp.	1,017	21,383
*	Dongwoon Anatech Co. Ltd.	3,845	45,024
	Dongyang E&P, Inc.	2,542	34,823
*	Dongyang Steel Pipe Co. Ltd.	20,607	11,232
	Doosan Bobcat, Inc.	16,810	482,968
	Doosan Co. Ltd.	3,050	168,272
*	Doosan Enerbility Co. Ltd.	21,595	215,172
*	Doosan Fuel Cell Co. Ltd.	2,273	27,747
	Doosan Tesna, Inc.	3,222	107,488
	DoubleUGames Co. Ltd.	3,082	94,568
#	Douzone Bizon Co. Ltd.	3,283	66,581
*	Dream Security Co. Ltd.	7,102	16,223
	Dreamtech Co. Ltd.	13,977	108,121
*	DSK Co. Ltd.	1,748	6,470
*	Duck Yang Industry Co. Ltd.	7,097	22,077
	Duckshin Housing Co. Ltd.	6,944	9,628
*	Duk San Neolux Co. Ltd.	1,910	54,789
*	Duksan Hi-Metal Co. Ltd.	3,698	16,478
	DY Corp.	6,599	26,791
	DY POWER Corp.	2,787	24,188
	E1 Corp.	816	35,525
	Easy Bio, Inc.	3,339	7,758
	Easy Holdings Co. Ltd.	13,163	25,141
	Echo Marketing, Inc.	5,179	38,477
*	Eco&Dream Co. Ltd.	736	10,433
	Ecoplastic Corp.	9,423	35,753
#	Ecopro BM Co. Ltd.	3,763	550,517
#	Ecopro Co. Ltd.	1,759	812,557
#	Ecopro HN Co. Ltd.	3,233	138,508
	e-Credible Co. Ltd.	909	9,301
	Elentec Co. Ltd.	4,988	31,594
	E-MART, Inc.	4,956	267,192
	EMRO, Inc.	2,160	88,570
*	Enchem Co. Ltd.	429	16,549
	ENF Technology Co. Ltd.	3,528	49,269
*	Enzychem Lifesciences Corp.	23,667	21,572
	Eo Technics Co. Ltd.	1,070	110,967

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	E-TRON Co. Ltd.	77,989	$11,549
*	Eubiologics Co. Ltd.	1,566	11,125
	Eugene Corp.	21,899	53,162
	Eugene Investment & Securities Co. Ltd.	37,902	113,365
	Eugene Technology Co. Ltd.	1,768	50,144
	Eusu Holdings Co. Ltd.	5,910	26,275
*	EV Advanced Material Co. Ltd.	4,404	10,352
	Exicon Co. Ltd.	1,097	9,992
	F&F Co. Ltd.	3,602	249,718
	F&F Holdings Co. Ltd.	2,257	26,337
	FarmStory Co. Ltd.	18,064	21,781
	Fasoo Co. Ltd.	1,674	7,944
	Fila Holdings Corp.	13,485	357,072
*	Fine M-Tec Co. Ltd.	2,112	12,634
	Fine Semitech Corp.	1,728	22,384
*	Fine Technix Co. Ltd.	1	1
	Gabia, Inc.	2,918	31,528
*	GAEASOFT	3,889	17,199
*	GAMSUNG Corp. Co. Ltd.	23,154	65,322
	Gaon Cable Co. Ltd.	1,587	18,709
	GC Cell Corp.	1,713	36,755
	Gemvaxlink Co. Ltd.	29,183	21,949
*	GeneOne Life Science, Inc.	6,042	12,689
*	Genexine, Inc.	6,543	38,248
*	Genie Music Corp.	6,187	13,326
*	Genomictree, Inc.	1,362	14,614
	Genoray Co. Ltd.	1,876	9,229
	Global Standard Technology Co. Ltd.	2,329	35,062
#	GOLFZON Co. Ltd.	1,513	97,737
	Golfzon Newdin Holdings Co. Ltd.	8,068	21,941
	Gradiant Corp.	3,293	26,358
#*	Grand Korea Leisure Co. Ltd.	10,056	116,375
	Green Cross Corp.	1,359	96,867
	Green Cross Holdings Corp.	8,367	84,014
	GS Engineering & Construction Corp.	24,375	238,580
*	GS Global Corp.	25,862	42,881
	GS Holdings Corp.	18,375	536,584
	GS Retail Co. Ltd.	15,093	271,900
	Gwangju Shinsegae Co. Ltd.	1,845	41,159
	HAESUNG DS Co. Ltd.	3,675	120,922
	Haesung Industrial Co. Ltd.	3,439	18,147
	Han Kuk Carbon Co. Ltd.	4,424	37,430
	Hana Financial Group, Inc.	74,134	2,155,577
	Hana Materials, Inc.	2,188	77,295
#	Hana Micron, Inc.	14,856	269,976
	Hana Pharm Co. Ltd.	1,378	13,741
*	Hana Technology Co. Ltd.	301	14,670
*	Hanall Biopharma Co. Ltd.	988	21,431
*	Hancom, Inc.	2,465	21,408
	Handok, Inc.	3,747	32,228
	Handsome Co. Ltd.	4,070	56,272
	Hanil Cement Co. Ltd.	2,373	21,457
*	Hanil Feed Co. Ltd.	5,105	17,144
	Hanil Holdings Co. Ltd.	2,428	19,877
	Hanil Hyundai Cement Co. Ltd.	1,301	14,221
	Hanjin Kal Corp.	3,465	109,415
	Hanjin Transportation Co. Ltd.	3,824	53,608
	Hankook Shell Oil Co. Ltd.	239	40,546
	Hankook Tire & Technology Co. Ltd.	23,518	667,241

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hankuk Paper MFG	9,922	$8,592
	Hanmi Pharm Co. Ltd.	1,287	268,990
	Hanmi Science Co. Ltd.	520	12,209
	Hanmi Semiconductor Co. Ltd.	5,196	203,592
	HanmiGlobal Co. Ltd.	2,624	42,466
	Hanon Systems	49,661	253,407
	Hansae Co. Ltd.	5,784	98,278
	Hansol Chemical Co. Ltd.	2,668	297,737
	Hansol Holdings Co. Ltd.	13,497	26,555
*	Hansol IONES Co. Ltd.	3,514	21,756
	Hansol Paper Co. Ltd.	6,734	49,858
	Hansol Technics Co. Ltd.	10,714	47,728
*	Hansung Cleantech Co. Ltd.	9,007	15,437
	Hanwha Aerospace Co. Ltd.	8,687	653,097
	Hanwha Corp.	10,651	175,445
*	Hanwha Galleria Corp.	40,145	30,046
*	Hanwha General Insurance Co. Ltd.	23,935	73,609
*	Hanwha Investment & Securities Co. Ltd.	57,776	98,576
*	Hanwha Life Insurance Co. Ltd.	83,447	171,480
*	Hanwha Solutions Corp.	28,925	616,109
	Hanwha Systems Co. Ltd.	11,094	104,637
*	Hanyang Digitech Co. Ltd.	1,978	18,108
	Hanyang Eng Co. Ltd.	4,895	51,062
	Hanyang Securities Co. Ltd.	4,400	30,260
	Harim Co. Ltd.	15,284	31,376
	Harim Holdings Co. Ltd.	16,285	79,942
	HB SOLUTION Co. Ltd.	5,300	18,635
	HB Technology Co. Ltd.	17,310	30,687
	HD Hyundai Co. Ltd.	12,163	518,051
	HD Hyundai Construction Equipment Co. Ltd.	3,710	122,451
	HD Hyundai Electric Co. Ltd.	1,418	78,919
	HD Hyundai Energy Solutions Co. Ltd.	1,925	31,232
	HD Hyundai Infracore Co. Ltd.	49,004	243,148
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,599	375,598
	HDC Holdings Co. Ltd.	10,850	49,866
	HDC Hyundai Development Co-Engineering & Construction, Class E	14,687	126,836
	Hecto Innovation Co. Ltd.	2,233	21,446
	Heerim Architects & Planners	2,759	16,576
*	Helixmith Co. Ltd.	9,323	28,174
	Heung-A Shipping Co. Ltd.	14,992	21,188
*	Heungkuk Fire & Marine Insurance Co. Ltd.	8,690	19,659
#*	HFR, Inc.	2,052	28,098
	Hite Jinro Co. Ltd.	11,359	179,011
	Hitejinro Holdings Co. Ltd.	5,594	35,170
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	23,951
*	HJ Shipbuilding & Construction Co. Ltd.	4,884	12,149
	HK inno N Corp.	2,660	85,343
	HL Holdings Corp.	2,887	68,201
	HL Mando Co. Ltd.	12,067	293,869
*	HLB Global Co. Ltd.	3,620	9,381
*	HLB PANAGENE Co. Ltd.	3,308	8,792
*	HLB Therapeutics Co. Ltd.	4,676	12,815
*	HLB, Inc.	4,201	90,514
#	HMM Co. Ltd.	76,248	825,864
	Home Center Holdings Co. Ltd.	32,105	25,768
	Hotel Shilla Co. Ltd.	6,892	318,898
	HS Industries Co. Ltd.	16,147	42,030
*	HSD Engine Co. Ltd.	6,338	36,048
*	Hugel, Inc.	534	56,338

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Humasis Co. Ltd.	17,651	$26,297
*	Humax Co. Ltd.	5,092	10,434
	Humedix Co. Ltd.	1,690	42,786
	Huons Co. Ltd.	1,117	33,543
	Huons Global Co. Ltd.	2,411	35,886
	Husteel Co. Ltd.	10,980	37,324
	Huvitz Co. Ltd.	2,773	29,866
	Hwa Shin Co. Ltd.	5,887	44,141
*	Hwail Pharm Co. Ltd.	20,664	30,546
	Hwangkum Steel & Technology Co. Ltd.	4,501	23,042
	Hwaseung Enterprise Co. Ltd.	4,866	30,381
*	HYBE Co. Ltd.	232	37,784
	Hy-Lok Corp.	2,141	37,610
	Hyosung Advanced Materials Corp., Class C	905	239,916
	Hyosung Corp.	3,020	132,111
*	Hyosung Heavy Industries Corp.	1,480	187,719
	Hyosung TNC Corp.	617	163,544
	Hyundai Autoever Corp.	1,124	108,519
	Hyundai Bioland Co. Ltd.	2,776	19,234
	Hyundai BNG Steel Co. Ltd.	4,399	46,211
	Hyundai Corp.	3,245	42,481
	Hyundai Department Store Co. Ltd.	4,289	169,864
	Hyundai Elevator Co. Ltd.	2,361	75,600
	Hyundai Engineering & Construction Co. Ltd.	18,496	458,715
	Hyundai Ezwel Co. Ltd.	4,714	21,637
	Hyundai Futurenet Co. Ltd.	19,724	47,314
	Hyundai GF Holdings	9,737	25,140
	Hyundai Glovis Co. Ltd.	5,516	700,040
*	Hyundai Green Food	5,169	43,388
	Hyundai Home Shopping Network Corp.	2,773	85,203
*	Hyundai Livart Furniture Co. Ltd.	5,250	31,033
	Hyundai Marine & Fire Insurance Co. Ltd.	19,647	458,305
*	Hyundai Mipo Dockyard Co. Ltd.	1,528	78,742
	Hyundai Mobis Co. Ltd.	4,473	692,710
	Hyundai Motor Co.	10,821	1,363,274
	Hyundai Motor Securities Co. Ltd.	8,272	50,081
	Hyundai Pharmaceutical Co. Ltd.	2,593	7,642
*	Hyundai Rotem Co. Ltd.	4,998	86,410
	Hyundai Steel Co.	22,549	548,367
	Hyundai Wia Corp.	5,332	221,959
	HyVision System, Inc.	1,431	19,700
	i3system, Inc.	833	16,533
*	iA, Inc.	27,516	7,972
	ICD Co. Ltd.	3,937	20,329
*	Icure Pharm, Inc.	5,311	7,108
	Iljin Diamond Co. Ltd.	1,872	16,627
	Iljin Electric Co. Ltd.	4,435	41,254
	Iljin Holdings Co. Ltd.	11,581	31,368
	Ilshin Spinning Co. Ltd.	7,661	48,718
	Ilsung Pharmaceuticals Co. Ltd.	2,101	30,432
	Ilyang Pharmaceutical Co. Ltd.	2,108	21,349
	iMarketKorea, Inc.	6,839	39,631
	InBody Co. Ltd.	3,729	59,695
	Incross Co. Ltd.	1,776	12,937
	Industrial Bank of Korea	78,635	650,781
*	Infinitt Healthcare Co. Ltd.	4,117	14,811
	Innocean Worldwide, Inc.	2,942	95,216
	InnoWireless Co. Ltd.	1,320	21,370
	Innox Advanced Materials Co. Ltd.	4,552	90,332

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Inscobee, Inc.	9,978	$8,681
#*	Insun ENT Co. Ltd.	6,057	32,167
*	Insung Information Co. Ltd.	10,727	18,190
	Intellian Technologies, Inc.	1,186	62,213
	Intelligent Digital Integrated Security Co. Ltd.	1,023	15,804
*	Interflex Co. Ltd.	4,142	29,520
	Interojo Co. Ltd.	2,267	51,533
#	INTOPS Co. Ltd.	5,178	91,947
*	iNtRON Biotechnology, Inc.	1,380	6,384
	Inzi Controls Co. Ltd.	1,735	9,553
*	IS Dongseo Co. Ltd.	5,001	93,430
#	ISC Co. Ltd.	3,029	156,371
	i-SENS, Inc.	1,250	21,315
	ISU Chemical Co. Ltd.	2,000	17,656
*	ISU Specialty Chemical	491	41,837
	IsuPetasys Co. Ltd.	18,298	295,774
*	ITEK, Inc.	2,956	15,678
*	ITM Semiconductor Co. Ltd.	769	11,405
	It’s Hanbul Co. Ltd.	1,087	10,242
*	Jahwa Electronics Co. Ltd.	1,837	28,756
	JASTECH Ltd.	2,452	13,709
	JB Financial Group Co. Ltd.	38,423	287,408
	JC Chemical Co. Ltd.	3,231	16,015
	Jeil Pharmaceutical Co. Ltd.	506	5,618
*	Jeisys Medical, Inc.	18,288	142,764
*	Jeju Air Co. Ltd.	11,526	90,370
*	Jeju Semiconductor Corp.	10,033	29,703
*	Jin Air Co. Ltd.	7,338	61,009
	Jinsung T.E.C.	4,387	31,270
	JLS Co. Ltd.	2,834	15,031
	JNK Heaters Co. Ltd.	4,478	16,762
	Jusung Engineering Co. Ltd.	10,889	199,140
	JVM Co. Ltd.	1,746	33,749
	JW Holdings Corp.	10,695	26,078
	JW Life Science Corp.	3,481	32,366
	JW Pharmaceutical Corp.	4,653	90,453
*	JW Shinyak Corp.	8,390	13,919
	JYP Entertainment Corp.	7,665	583,457
*	K Car Co. Ltd.	3,630	25,285
	Kakao Corp.	5,289	149,075
*	Kakao Games Corp.	4,167	72,325
	KakaoBank Corp.	5,311	71,875
	Kangnam Jevisco Co. Ltd.	1,448	21,197
	Kangwon Land, Inc.	15,477	168,522
	KAON Group Co. Ltd.	7,518	32,658
	KB Financial Group, Inc.	43,008	1,639,389
	KB Financial Group, Inc., ADR	1,286	49,074
	KC Co. Ltd.	3,354	37,783
	KC Tech Co. Ltd.	2,444	34,500
	KCC Corp.	1,174	206,881
	KCC Glass Corp.	3,384	101,650
	KCTC	3,390	9,803
	KEC Corp.	42,024	39,079
	KEPCO Engineering & Construction Co., Inc.	1,021	39,655
	KEPCO Plant Service & Engineering Co. Ltd.	7,031	170,117
*	KEYEAST Co. Ltd.	1,642	7,531
	KG Chemical Corp.	8,345	37,494
#	KG Dongbusteel	6,855	35,927
	KG Eco Technology Service Co. Ltd.	6,980	57,807

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*††	KG Mobility Co.	7,733	$42,026
	Kginicis Co. Ltd.	6,812	52,287
	KGMobilians Co. Ltd.	4,597	16,238
	KH Vatec Co. Ltd.	4,336	46,375
	Kia Corp.	37,005	2,114,148
*	Kib Plug Energy	9,884	5,993
	KidariStudio, Inc.	3,994	11,887
	KINX, Inc.	620	39,161
	KISCO Holdings Co. Ltd.	3,626	55,933
	KISWIRE Ltd.	3,251	45,518
	KIWOOM Securities Co. Ltd.	5,103	305,104
*	KMW Co. Ltd.	3,215	23,897
*	KNJ Co. Ltd.	1,149	13,705
*	KNW Co. Ltd.	2,680	15,450
	Koentec Co. Ltd.	7,585	40,506
	Koh Young Technology, Inc.	14,840	121,613
	Kolmar BNH Co. Ltd.	3,110	37,912
	Kolmar Korea Co. Ltd.	911	36,226
	Kolmar Korea Holdings Co. Ltd.	6,530	32,500
	Kolon Corp.	2,068	24,356
	Kolon Global Corp.	1,687	15,937
	Kolon Industries, Inc.	7,075	228,546
*	Kolon Mobility Group Corp.	5,595	11,003
	Kolon Plastic, Inc.	4,673	26,620
	KoMiCo Ltd.	2,082	68,367
*	KONA I Co. Ltd.	2,045	27,193
	Korea Aerospace Industries Ltd.	4,237	139,417
	Korea Alcohol Industrial Co. Ltd.	4,299	32,492
	Korea Asset In Trust Co. Ltd.	27,831	66,550
	Korea Cast Iron Pipe Industries Co. Ltd.	2,701	12,546
*	Korea Circuit Co. Ltd.	5,045	50,887
*	Korea Electric Power Corp., Sponsored ADR	1,200	7,308
*	Korea Electric Power Corp.	17,476	218,746
	Korea Electric Terminal Co. Ltd.	1,644	76,887
	Korea Electronic Power Industrial Development Co. Ltd.	4,210	21,839
	Korea Export Packaging Industrial Co. Ltd.	8,550	17,101
*	Korea Gas Corp.	5,196	88,055
*	Korea Information & Communications Co. Ltd.	1,633	10,235
	Korea Information Certificate Authority, Inc.	2,942	9,281
	Korea Investment Holdings Co. Ltd.	11,021	412,005
*	Korea Line Corp.	66,690	82,694
	Korea Movenex Co. Ltd.	1,309	8,665
#	Korea Petrochemical Ind Co. Ltd.	1,452	171,521
	Korea Ratings Corp.	531	30,022
	Korea Real Estate Investment & Trust Co. Ltd.	62,292	53,908
	Korea United Pharm, Inc.	2,941	50,873
	Korea Zinc Co. Ltd.	291	101,128
	Korean Air Lines Co. Ltd.	46,440	706,593
	Korean Reinsurance Co.	36,440	239,685
*	KOSES Co. Ltd.	2,548	16,494
	KPX Chemical Co. Ltd.	807	25,410
#*	Krafton, Inc.	1,095	133,297
	KSS LINE Ltd.	6,720	39,208
*	Kt alpha Co. Ltd.	7,641	30,531
#	KT Corp., Sponsored ADR	2,500	30,200
	KT Corp.	2,588	62,609
	KT Skylife Co. Ltd.	11,182	48,831
	KT&G Corp.	8,556	539,741
	KTCS Corp.	8,939	23,544

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdo Chemical Co. Ltd.	691	$20,018
	Kukdong Oil & Chemicals Co. Ltd.	3,251	12,659
*††	Kuk-il Paper Manufacturing Co. Ltd.	8,527	3,788
*	Kum Yang Co. Ltd.	608	39,739
*	Kumho HT, Inc.	44,811	21,610
	Kumho Petrochemical Co. Ltd.	7,201	676,797
*	Kumho Tire Co., Inc.	40,225	125,315
	KUMHOE&C Co. Ltd.	5,409	20,268
	Kumkang Kind Co. Ltd.	6,650	26,305
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	60,971
	Kyeryong Construction Industrial Co. Ltd.	3,546	33,179
	Kyobo Securities Co. Ltd.	7,247	26,116
	Kyongbo Pharmaceutical Co. Ltd.	2,038	9,580
	Kyung Dong Navien Co. Ltd.	1,868	66,416
	Kyungbang Co. Ltd.	4,750	28,053
	KyungDong Invest Co. Ltd.	172	9,586
	Kyungdong Pharm Co. Ltd.	4,514	21,089
	Kyung-In Synthetic Corp.	5,514	14,745
	L&C Bio Co. Ltd.	706	14,841
	L&F Co. Ltd.	1,600	155,637
*	LabGenomics Co. Ltd.	8,050	19,583
*	Lake Materials Co. Ltd.	10,907	91,713
*	LB Semicon, Inc.	13,039	57,197
	LEADCORP, Inc.	7,183	28,070
	Lee Ku Industrial Co. Ltd.	6,847	18,545
	LEENO Industrial, Inc.	2,474	253,185
	LF Corp.	5,783	59,821
	LG Chem Ltd.	1,329	435,569
	LG Corp.	10,721	613,659
*	LG Display Co. Ltd.	60,700	549,257
	LG Electronics, Inc.	42,696	3,167,317
	LG H&H Co. Ltd.	1,883	441,458
	LG HelloVision Co. Ltd.	12,252	30,157
	LG Innotek Co. Ltd.	3,192	529,784
	LG Uplus Corp.	83,752	627,697
	LIG Nex1 Co. Ltd.	3,197	206,789
	LOT Vacuum Co. Ltd.	3,137	47,413
	Lotte Chemical Corp.	3,086	335,130
	Lotte Chilsung Beverage Co. Ltd.	1,425	153,664
	Lotte Corp.	7,281	140,423
*	Lotte Data Communication Co.	1,292	26,790
#	Lotte Energy Materials Corp.	1,372	39,305
	LOTTE Fine Chemical Co. Ltd.	7,901	328,201
*	Lotte Non-Life Insurance Co. Ltd.	18,622	33,049
	Lotte Shopping Co. Ltd.	2,985	159,634
	Lotte Wellfood Co. Ltd.	981	82,898
	LS Cable & System Asia Ltd.	2,218	18,407
	LS Corp.	5,733	333,331
	LS Electric Co. Ltd.	3,938	187,333
*	LVMC Holdings	38,204	59,275
	LX Hausys Ltd.	2,198	62,364
	LX Holdings Corp.	5,199	26,004
#	LX International Corp.	12,426	229,484
	LX Semicon Co. Ltd.	3,658	195,390
	M.I.Tech Co. Ltd.	2,614	12,841
*	M2N Co. Ltd.	6,396	13,955
	Macquarie Korea Infrastructure Fund	58,409	520,455
	Macrogen, Inc.	2,554	30,549
	Maeil Dairies Co. Ltd.	1,216	40,772

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	MAKUS, Inc.	2,994	$19,385
	Mcnex Co. Ltd.	3,884	80,016
*	MDS Tech, Inc.	11,348	11,803
*	ME2ON Co. Ltd.	7,916	15,708
*	Medipost Co. Ltd.	3,451	17,851
	Medytox, Inc.	536	82,001
	MegaStudy Co. Ltd.	3,852	30,982
	MegaStudyEdu Co. Ltd.	2,801	128,749
	Meritz Financial Group, Inc.	32,191	1,198,071
*	Mgame Corp.	6,465	28,830
*	MiCo Ltd.	14,070	82,581
*	Mirae Asset Life Insurance Co. Ltd.	18,741	70,205
	Mirae Asset Securities Co. Ltd.	71,825	351,851
*	Mirae Asset Venture Investment Co. Ltd.	5,505	17,786
*	Mirae Corp.	3,384	7,568
	Miwon Commercial Co. Ltd.	486	59,357
	Miwon Holdings Co. Ltd.	134	8,291
	Miwon Specialty Chemical Co. Ltd.	470	48,969
	MK Electron Co. Ltd.	6,706	53,934
	MNTech Co. Ltd.	1,242	14,007
	Mobase Electronics Co. Ltd.	7,183	9,862
*	Modetour Network, Inc.	860	10,179
	Motonic Corp.	2,447	14,897
	Motrex Co. Ltd.	4,251	45,108
	MS Autotech Co. Ltd.	9,660	36,768
	Multicampus Co. Ltd.	681	15,653
*	Myoung Shin Industrial Co. Ltd.	8,536	99,797
*	N2tech Co. Ltd.	10,455	4,632
	Namhae Chemical Corp.	6,477	34,100
*	Namsun Aluminum Co. Ltd.	32,959	46,914
*	Namuga Co. Ltd.	2,016	16,037
	Namyang Dairy Products Co. Ltd.	154	52,653
*	NanoenTek, Inc.	2,240	5,362
	Nasmedia Co. Ltd.	1,322	19,509
	Nature Holdings Co. Ltd.	2,393	38,410
	NAVER Corp.	1,571	219,631
	NCSoft Corp.	1,616	279,191
	NeoPharm Co. Ltd.	1,610	29,605
*	Neowiz	1,383	28,347
*	Neowiz Holdings Corp.	1,384	20,501
*	Nepes Ark Corp.	1,176	15,265
*	NEPES Corp.	7,008	82,810
*	Neptune Co.	6,362	31,848
*Ω	Netmarble Corp.	5,283	151,670
	New Power Plasma Co. Ltd.	4,403	16,007
	Nexen Corp.	11,324	32,817
	Nexen Tire Corp.	16,094	88,826
*	Next Entertainment World Co. Ltd.	2,752	8,316
	NEXTIN, Inc.	1,981	78,820
	NH Investment & Securities Co. Ltd., Class C	41,639	298,736
*	NHN Corp.	6,412	101,711
	NHN KCP Corp.	8,252	49,278
	NI Steel Co. Ltd.	2,989	12,635
	NICE Holdings Co. Ltd.	8,262	73,469
	Nice Information & Telecommunication, Inc.	2,572	38,911
	NICE Information Service Co. Ltd.	13,197	86,161
	NICE Total Cash Management Co. Ltd., Class C	8,267	34,634
*	NK Co. Ltd.	23,922	16,934
	Nong Shim Holdings Co. Ltd.	1,008	48,902

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	NongShim Co. Ltd.	469	$154,252
	NOVAREX Co. Ltd.	4,194	39,132
	NPC	3,679	13,288
	Oceanbridge Co. Ltd.	927	7,534
*	OCI Co. Ltd.	1,981	153,295
#	OCI Holdings Co. Ltd.	4,373	315,937
	Openbase, Inc.	4,696	8,651
	OptoElectronics Solutions Co. Ltd.	1,454	12,391
	Orion Corp.	6,327	559,955
	Orion Holdings Corp.	10,473	123,156
*††	Osung Advanced Materials Co. Ltd.	18,972	19,696
	Ottogi Corp.	594	164,766
	Paik Kwang Industrial Co. Ltd.	8,901	51,341
	Pan Ocean Co. Ltd.	98,521	314,539
	Pan-Pacific Co. Ltd.	7,183	8,960
*	Paradise Co. Ltd.	13,620	148,181
	Park Systems Corp.	1,399	145,491
	Partron Co. Ltd.	17,996	115,893
*	Pearl Abyss Corp.	1,369	50,154
#	People & Technology, Inc.	4,861	178,233
	PHA Co. Ltd.	1,572	10,486
	PharmaResearch Co. Ltd.	2,125	183,483
*	PharmGen Science, Inc.	3,486	14,026
*	Pharmicell Co. Ltd.	5,841	26,824
	Philoptics Co. Ltd.	4,778	31,660
#	PI Advanced Materials Co. Ltd.	4,953	90,085
#	Poongsan Corp.	8,819	235,355
	Poongsan Holdings Corp.	3,033	72,169
#	Posco DX Co. Ltd.	8,609	314,082
	POSCO Future M Co. Ltd.	433	76,305
#	POSCO Holdings, Inc., Sponsored ADR	7,007	536,106
	POSCO Holdings, Inc.	4,922	1,506,748
	Posco International Corp.	8,510	317,424
#	Posco M-Tech Co. Ltd.	2,526	39,931
	POSCO Steeleon Co. Ltd.	587	20,617
*	Power Logics Co. Ltd.	4,789	23,321
	PSK, Inc.	6,236	79,754
	Pungkuk Ethanol Co. Ltd.	731	5,681
*	Ray Co. Ltd.	1,092	15,754
	Reyon Pharmaceutical Co. Ltd.	809	8,492
	RFHIC Corp.	2,475	25,465
*	RFTech Co. Ltd.	7,456	20,434
	S&S Tech Corp.	3,636	102,352
	S-1 Corp.	4,169	168,499
	Sajo Industries Co. Ltd.	1,127	32,632
	Sajodaerim Corp.	2,063	42,660
*	Sajodongaone Co. Ltd.	23,031	15,256
*	Sam Chun Dang Pharm Co. Ltd.	703	32,038
	Sam Young Electronics Co. Ltd.	5,658	33,200
	Sam Yung Trading Co. Ltd.	3,582	32,387
	Sambo Corrugated Board Co. Ltd.	727	4,584
	Sambo Motors Co. Ltd.	5,206	20,129
	Samchully Co. Ltd.	406	27,836
	SAMHWA Paints Industrial Co. Ltd.	2,439	10,903
*	Samil Pharmaceutical Co. Ltd.	2,975	13,751
	Samjin Pharmaceutical Co. Ltd.	1,687	26,361
*	Samkee Corp.	9,415	14,121
	Sammok S-Form Co. Ltd.	1,379	15,561
	SAMPYO Cement Co. Ltd.	17,261	39,558

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*Ω	Samsung Biologics Co. Ltd.	227	$119,335
	Samsung C&T Corp.	7,889	623,749
	Samsung Card Co. Ltd.	7,651	177,700
	Samsung Electro-Mechanics Co. Ltd.	8,574	792,761
	Samsung Electronics Co. Ltd.	634,262	31,570,314
*	Samsung Engineering Co. Ltd.	36,255	638,981
	Samsung Fire & Marine Insurance Co. Ltd.	9,017	1,724,253
*	Samsung Heavy Industries Co. Ltd.	12,225	61,974
	Samsung Life Insurance Co. Ltd.	9,235	494,436
*	Samsung Pharmaceutical Co. Ltd.	9,862	18,776
	Samsung Publishing Co. Ltd.	1,330	14,539
	Samsung SDI Co. Ltd.	1,554	492,050
	Samsung SDS Co. Ltd.	3,165	324,428
	Samsung Securities Co. Ltd.	20,605	539,775
	SAMT Co. Ltd.	23,178	43,667
	Samwha Capacitor Co. Ltd.	3,391	81,930
	Samyang Corp.	1,345	41,450
	Samyang Foods Co. Ltd.	1,355	184,116
	Samyang Holdings Corp.	1,645	82,834
	Samyang Packaging Corp.	540	6,026
	Samyang Tongsang Co. Ltd.	608	21,025
*	Samyoung Co. Ltd.	5,460	20,233
	Sang-A Frontec Co. Ltd.	647	8,537
*	Sangsangin Co. Ltd.	15,540	48,688
	Sangsin Energy Display Precision Co. Ltd.	2,886	30,286
	Saramin Co. Ltd.	2,179	30,813
	Satrec Initiative Co. Ltd.	226	4,323
*	SBI Investment Korea Co. Ltd.	15,114	7,872
*	S-Connect Co. Ltd.	9,219	11,958
	SD Biosensor, Inc.	13,303	95,054
	SeAH Besteel Holdings Corp.	6,421	103,727
	SeAH Steel Corp.	668	61,098
	SeAH Steel Holdings Corp.	745	110,619
	Sebang Co. Ltd.	4,469	35,171
	Sebang Global Battery Co. Ltd.	3,462	126,911
#	Seegene, Inc.	9,361	132,605
	Segyung Hitech Co. Ltd.	3,027	22,875
	Sejong Industrial Co. Ltd.	7,042	27,371
	Sejong Telecom, Inc.	51,352	23,461
*	Sekonix Co. Ltd.	4,279	19,150
*	Selvas AI, Inc.	1,228	15,322
	Seobu T&D	14,216	77,552
	Seohan Co. Ltd.	37,879	25,501
	Seohee Construction Co. Ltd.	20,991	21,643
#*	Seojin System Co. Ltd.	8,024	99,641
	Seoul Auction Co. Ltd.	956	6,338
	Seoul City Gas Co. Ltd.	470	20,788
	Seoul Semiconductor Co. Ltd.	10,835	81,076
	Seoyon Co. Ltd.	5,803	28,533
	Seoyon E-Hwa Co. Ltd.	6,608	70,126
	SFA Engineering Corp.	3,568	73,814
#*	SFA Semicon Co. Ltd.	13,844	48,681
	SGC Energy Co. Ltd.	3,081	61,587
	Shin Heung Energy & Electronics Co. Ltd.	831	22,562
*	Shin Poong Pharmaceutical Co. Ltd.	491	4,241
	Shindaeyang Paper Co. Ltd.	3,739	15,167
	Shinhan Financial Group Co. Ltd.	57,372	1,474,695
	Shinhan Financial Group Co. Ltd., ADR	2,400	61,176
	Shinil Electronics Co. Ltd.	11,482	15,688

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae Information & Communication Co. Ltd.	2,700	$22,605
#	Shinsegae International, Inc.	4,048	46,762
	Shinsegae, Inc.	2,377	297,721
	Shinsung Delta Tech Co. Ltd.	5,285	151,377
*	Shinsung E&G Co. Ltd.	27,321	37,185
	Shinsung Tongsang Co. Ltd.	23,223	35,637
	Shinyoung Securities Co. Ltd.	1,796	74,510
*	Showbox Corp.	13,902	28,178
*	Signetics Corp.	2,928	2,182
#	Simmtech Co. Ltd.	8,513	208,836
	SIMPAC, Inc.	9,536	23,264
	Sindoh Co. Ltd.	2,160	51,119
*	SK Biopharmaceuticals Co. Ltd.	527	29,492
*	SK Bioscience Co. Ltd.	1,345	60,535
	SK Chemicals Co. Ltd.	2,953	123,627
	SK D&D Co. Ltd.	2,050	41,732
	SK Discovery Co. Ltd.	4,198	115,088
	SK Gas Ltd.	1,006	110,348
	SK Hynix, Inc.	63,451	5,510,218
*	SK Innovation Co. Ltd.	12,368	1,126,781
	SK Networks Co. Ltd.	49,827	205,761
*	SK oceanplant Co. Ltd.	2,939	35,004
	SK Securities Co. Ltd.	72,246	30,893
	SK Telecom Co. Ltd.	9,890	360,658
	SK, Inc.	5,792	610,624
	SKC Co. Ltd.	1,108	64,798
#	SL Corp.	4,118	90,980
*	SM Culture & Contents Co. Ltd.	6,494	8,892
	SM Entertainment Co. Ltd.	1,522	114,142
	SMEC Co. Ltd.	7,313	19,337
	SNT Dynamics Co. Ltd.	5,786	56,265
	SNT Holdings Co. Ltd.	2,300	27,306
	SNT Motiv Co. Ltd.	3,388	101,565
	S-Oil Corp.	12,813	632,355
	Solid, Inc.	12,149	52,895
*	SOLUM Co. Ltd.	12,735	273,613
	Solus Advanced Materials Co. Ltd.	589	9,593
	Songwon Industrial Co. Ltd.	7,973	101,386
*	Sonid, Inc.	1,547	2,726
	Soosan Heavy Industries Co. Ltd.	11,049	16,070
	Soulbrain Co. Ltd.	1,008	174,094
	Soulbrain Holdings Co. Ltd.	2,987	72,359
	SPC Samlip Co. Ltd.	717	34,426
	SPG Co. Ltd.	1,751	35,229
	Spigen Korea Co. Ltd.	885	20,002
#	Ssangyong C&E Co. Ltd.	29,144	120,289
	ST Pharm Co. Ltd.	687	34,670
	STIC Investments, Inc.	8,272	38,043
*	Straffic Co. Ltd.	3,426	9,013
*	Studio Dragon Corp.	3,494	126,817
*	STX Heavy Industries Co. Ltd.	3,673	27,256
	Sugentech, Inc.	3,127	13,919
	Suheung Co. Ltd.	1,837	38,642
	Sun Kwang Co. Ltd.	384	4,784
	Sung Kwang Bend Co. Ltd.	4,660	46,667
*	Sungchang Enterprise Holdings Ltd.	23,155	30,295
	Sungshin Cement Co. Ltd.	6,391	39,283
	Sungwoo Hitech Co. Ltd.	18,816	110,271
	Sunjin Co. Ltd.	4,911	26,044

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Sunny Electronics Corp.	5,595	$9,581
*	Suprema, Inc.	1,173	16,805
	SV Investment Corp.	4,032	5,199
*	SY Co. Ltd.	4,807	20,815
*	Synergy Innovation Co. Ltd.	8,459	17,237
*	Synopex, Inc.	32,541	89,678
	Systems Technology, Inc.	920	18,758
*	T Scientific Co. Ltd.	11,034	23,826
	T&L Co. Ltd.	1,411	46,149
	Tae Kyung Industrial Co. Ltd.	6,193	30,541
	Taekwang Industrial Co. Ltd.	130	55,673
	Taekyung BK Co. Ltd.	4,406	20,654
*††	Taewoong Co. Ltd.	5,246	60,014
	Taeyang Metal Industrial Co. Ltd.	4,419	9,937
	Taeyoung Engineering & Construction Co. Ltd.	10,872	28,985
*	Taihan Electric Wire Co. Ltd.	5,834	48,124
*	Taihan Fiberoptics Co. Ltd.	6,831	6,579
	TechWing, Inc.	8,372	54,027
	Telechips, Inc.	1,469	22,207
	TES Co. Ltd.	2,411	35,199
*	Theragen Etex Co. Ltd.	6,072	17,350
*	Thinkware Systems Corp.	2,160	22,542
	TK Corp.	5,311	59,888
	TKG Huchems Co. Ltd.	6,540	106,011
	TLB Co. Ltd.	1,781	30,430
	Tokai Carbon Korea Co. Ltd.	1,792	110,351
*	Tongyang Life Insurance Co. Ltd.	18,908	61,509
	Tongyang, Inc.	65,030	47,902
*	Top Engineering Co. Ltd.	3,089	12,440
	Toptec Co. Ltd.	7,951	42,565
	TS Corp.	24,800	55,986
	TSE Co. Ltd.	722	19,078
*	Tuksu Construction Co. Ltd.	2,985	15,516
	TY Holdings Co. Ltd.	8,587	33,418
	TYM Corp.	14,189	52,247
	UBCare Co. Ltd.	3,040	9,344
	Ubiquoss Holdings, Inc.	1,495	13,411
	Ubiquoss, Inc.	1,332	14,648
	Uju Electronics Co. Ltd.	1,734	16,460
	Uni-Chem Co. Ltd.	14,391	18,142
*	Unid Btplus Co. Ltd.	2,539	14,181
	Unid Co. Ltd.	1,619	91,672
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	31,458
	Uniquest Corp.	3,004	11,294
*	Unison Co. Ltd.	8,341	6,719
*	UniTest, Inc.	3,263	26,586
	Unitrontech Co. Ltd.	3,404	9,850
	Value Added Technology Co. Ltd.	2,552	54,927
	Viatron Technologies, Inc.	3,044	18,152
*	VICTEK Co. Ltd.	3,660	12,519
*††	Vidente Co. Ltd.	10,155	18,723
	Vieworks Co. Ltd.	1,617	35,396
	Vitzro Tech Co. Ltd.	1,388	7,710
	Vitzrocell Co. Ltd.	3,926	49,478
*	VT Co. Ltd.	6,333	81,469
*	Webcash Corp.	2,589	20,415
	Webzen, Inc.	3,574	36,408
*	Wellbiotec Co. Ltd.	1,524	1,716
*	Wemade Max Co. Ltd.	1,113	8,588

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Whanin Pharmaceutical Co. Ltd.	3,091	$32,209
	Wins Co. Ltd.	2,493	22,201
	WiSoL Co. Ltd.	9,528	42,680
*	Won Tech Co. Ltd.	13,987	95,347
*	Wonik Holdings Co. Ltd.	19,365	42,757
	WONIK IPS Co. Ltd.	2,305	51,539
	Wonik Materials Co. Ltd.	2,336	45,355
#	Wonik QnC Corp.	5,520	96,988
	Woojin, Inc.	3,421	20,454
	Woongjin Thinkbig Co. Ltd.	14,121	25,500
	Woori Financial Group, Inc.	171,412	1,514,040
*	Woori Technology Investment Co. Ltd.	11,066	33,881
	Woory Industrial Co. Ltd.	1,139	11,912
	Worldex Industry & Trading Co. Ltd., Class C	3,860	63,872
*	Wysiwyg Studios Co. Ltd.	6,860	11,983
	Y G-1 Co. Ltd.	3,966	15,568
*	Y2 Solution Co. Ltd.	2,386	5,371
	Y-entec Co. Ltd.	1,858	9,712
	Yesco Holdings Co. Ltd.	837	20,569
	YG Entertainment, Inc.	3,878	158,285
*	YIK Corp.	4,798	11,425
	YMC Co. Ltd.	3,909	14,829
	Youlchon Chemical Co. Ltd.	974	20,304
	Young Poong Corp.	186	64,845
	Young Poong Paper Manufacturing Co. Ltd.	1,404	8,493
	Young Poong Precision Corp.	5,214	45,496
	Youngone Corp.	8,569	344,469
	Youngone Holdings Co. Ltd.	1,902	110,347
	Yuanta Securities Korea Co. Ltd.	36,476	64,019
	Yuhan Corp.	1,755	74,791
*	Yungjin Pharmaceutical Co. Ltd.	5,170	8,044
	Zeus Co. Ltd.	1,979	41,931
	Zinus, Inc.	3,502	49,413

TOTAL SOUTH KOREA			133,140,381

SPAIN — (1.6%)
	Acciona SA	9,224	1,162,903
	Acerinox SA	57,401	559,248
	ACS Actividades de Construccion y Servicios SA	56,744	2,052,088
Ω	Aedas Homes SA	3,368	53,756
Ω	Aena SME SA	9,390	1,362,495
	Alantra Partners SA	733	6,864
	Almirall SA	19,169	174,525
#	Amadeus IT Group SA	44,071	2,515,256
#*	Amper SA	289,548	31,309
	Applus Services SA	37,477	394,857
	Atresmedia Corp. de Medios de Comunicacion SA	37,315	139,822
	Azkoyen SA	6,948	42,196
#	Banco Bilbao Vizcaya Argentaria SA	764,346	6,013,283
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	208,090
	Banco de Sabadell SA	2,217,543	2,757,279
*	Banco Santander SA	1,182,141	4,337,107
	Bankinter SA	206,295	1,304,498
	CaixaBank SA	452,329	1,838,962
Ω	Cellnex Telecom SA	18,766	551,647
	Cia de Distribucion Integral Logista Holdings SA	24,479	601,087
	CIE Automotive SA	19,308	492,294
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	185,979
	Corp. ACCIONA Energias Renovables SA	12,085	327,343

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Distribuidora Internacional de Alimentacion SA	1,842,663	$23,822
	Ebro Foods SA	24,428	415,854
*	eDreams ODIGEO SA	9,854	63,181
	Elecnor SA	10,479	176,088
	Enagas SA	56,233	940,704
	Ence Energia y Celulosa SA	51,136	152,970
	Endesa SA	42,254	794,995
	Ercros SA	55,534	171,325
	Faes Farma SA	118,202	371,284
	Ferrovial SE	14,860	447,227
	Fluidra SA	13,851	244,203
	Fomento de Construcciones y Contratas SA	17,535	222,471
Ω	Gestamp Automocion SA	64,750	238,266
Ω	Global Dominion Access SA	40,237	130,899
*	Grenergy Renovables SA	272	6,464
*	Grifols SA	54,589	612,560
	Grupo Catalana Occidente SA	12,585	403,142
	Grupo Empresarial San Jose SA	5,388	20,378
	Iberdrola SA	202,931	2,257,002
	Indra Sistemas SA	57,644	809,384
	Industria de Diseno Textil SA	74,806	2,582,151
#	Laboratorio Reig Jofre SA	2,544	6,463
	Laboratorios Farmaceuticos Rovi SA	7,903	422,646
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	167,669	144,535
	Mapfre SA	282,497	587,232
*	Melia Hotels International SA	30,113	167,534
	Miquel y Costas & Miquel SA	10,749	121,917
	Naturgy Energy Group SA	16,667	471,587
Ω	Neinor Homes SA	7,810	80,529
*	Obrascon Huarte Lain SA	86,456	35,608
	Pharma Mar SA	2,488	84,841
*	Promotora de Informaciones SA, Class A	69,984	25,390
Ω	Prosegur Cash SA	58,546	31,876
	Prosegur Compania de Seguridad SA	85,405	127,703
	Realia Business SA	44,100	49,219
	Redeia Corp. SA	60,364	941,372
	Repsol SA	395,910	5,796,973
	Sacyr SA	166,977	482,159
*	Solaria Energia y Medio Ambiente SA	21,338	320,082
Ω	Talgo SA	17,400	66,069
*	Tecnicas Reunidas SA	10,613	93,601
#	Telefonica SA, Sponsored ADR	31,690	121,373
	Telefonica SA	1,306,498	5,046,528
	Tubacex SA	32,678	97,232
#*	Tubos Reunidos SA	19,513	13,041
Ω	Unicaja Banco SA	523,146	545,074
	Vidrala SA	7,368	547,628
	Viscofan SA	17,054	985,824

TOTAL SPAIN			55,611,294

SWEDEN — (1.7%)
	AAK AB	11,933	226,935
Ω	AcadeMedia AB	33,500	138,882
	AddLife AB, Class B	21,172	138,302
	Addnode Group AB	25,397	158,304
	AddTech AB, Class B	28,906	424,928
	AFRY AB	28,842	303,045
	Alfa Laval AB	8,084	261,976
Ω	Alimak Group AB	22,288	131,274

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Alleima AB	29,606	$180,219
	Alligo AB, Class B	9,811	77,128
Ω	Ambea AB	22,180	82,363
*	Annehem Fastigheter AB, Class B	15,424	21,277
	AQ Group AB	561	22,726
	Arise AB	6,330	17,683
	Arjo AB, Class B	66,722	223,147
	Assa Abloy AB, Class B	23,784	506,958
	Atlas Copco AB, Class A	172,912	2,239,041
	Atlas Copco AB, Class B	100,484	1,128,761
	Atrium Ljungberg AB, Class B	10,829	166,526
*Ω	Attendo AB	43,919	139,079
#	Avanza Bank Holding AB	32,944	556,915
	Axfood AB	17,325	383,064
	Beijer Alma AB	15,760	250,763
#	Beijer Ref AB	21,053	200,137
	Bergman & Beving AB	10,482	140,535
*	Besqab AB	4,392	9,767
	Betsson AB, Class B	52,606	529,445
*	Better Collective AS	6,605	159,621
#*	BHG Group AB	25,930	22,972
	Bilia AB, Class A	26,527	246,487
	Billerud Aktiebolag	55,833	518,722
*Ω	BioArctic AB	4,143	83,716
	BioGaia AB, Class B	24,595	219,570
	Biotage AB	11,611	118,609
	Bjorn Borg AB	5,162	18,242
	Boliden AB	60,016	1,538,398
*	Bonava AB, Class B	35,832	56,121
*Ω	Boozt AB	8,090	56,580
Ω	Bravida Holding AB	46,961	293,830
	Bufab AB	14,774	351,231
	Bulten AB	5,345	29,874
	Bure Equity AB	25,410	508,045
*	Byggfakta Group Nordic Holdco AB	11,568	27,765
*	Byggmax Group AB	23,427	59,673
*	Camurus AB	2,816	84,399
	Castellum AB	25,949	248,689
	Catella AB	7,387	16,234
	Catena AB	5,960	197,433
*	Catena Media PLC	18,692	28,997
*	Cavotec SA	12,443	15,552
	Cellavision AB	2,841	34,505
	Cibus Nordic Real Estate AB publ	7,078	66,427
	Clas Ohlson AB, Class B	14,789	155,341
	Cloetta AB, Class B	83,850	134,484
	Concentric AB	12,248	172,087
Ω	Coor Service Management Holding AB	26,480	91,246
	Corem Property Group AB, Class B	129,733	83,750
	Corem Property Group AB, Class D	677	9,619
	Dios Fastigheter AB	22,212	120,243
Ω	Dometic Group AB	88,344	545,154
#*Ω	Dustin Group AB	32,778	36,900
	Eastnine AB	6,403	86,820
	Elanders AB, Class B	2,784	20,841
*	Electrolux AB, Class B	21,841	183,797
	Electrolux Professional AB, Class B	57,003	230,613
	Elekta AB, Class B	69,144	470,994
*Ω	Eltel AB	29,981	17,613

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	Embracer Group AB	46,618	$75,901
*	Enea AB	5,780	24,663
	Eolus Vind AB, Class B	3,040	23,496
	Ependion AB	9,101	84,550
	Epiroc AB, Class A	47,067	775,415
	Epiroc AB, Class B	29,098	404,035
	Essity AB, Class A	1,798	41,174
	Essity AB, Class B	24,328	554,723
Ω	Evolution AB	7,842	698,765
	Ework Group AB	2,020	20,628
#	Fabege AB	29,035	216,632
	Fagerhult Group AB	12,087	61,148
*	Fastighets AB Balder, Class B	42,694	181,398
*	Fastighets AB Trianon	1,952	2,456
#	FastPartner AB, Class A	7,965	27,715
#	Fenix Outdoor International AG	1,057	62,721
	Ferronordic AB	1,600	9,396
	Fortnox AB	54,829	217,338
	G5 Entertainment AB	2,788	36,109
	Getinge AB, Class B	19,094	343,752
	Granges AB	52,152	502,106
*Ω	Green Landscaping Group AB	5,224	27,260
#	H & M Hennes & Mauritz AB, Class B	59,870	804,333
	Hanza AB	8,238	51,766
	Heba Fastighets AB, Class B	8,334	16,744
	Hemnet Group AB	17,665	306,818
	Hexagon AB, Class B	63,515	517,624
	Hexatronic Group AB	34,027	79,465
	Hexpol AB	38,266	339,612
	HMS Networks AB	9,311	308,836
*Ω	Hoist Finance AB	27,317	76,833
	Holmen AB, Class B	13,019	491,335
	Hufvudstaden AB, Class A	16,447	175,349
	Husqvarna AB, Class A	4,692	30,285
	Husqvarna AB, Class B	65,344	423,413
	Indutrade AB	39,449	699,169
#	Instalco AB	50,647	141,784
#*	International Petroleum Corp.	37,760	400,263
#	Intrum AB	17,623	90,517
	INVISIO AB	1,761	26,543
	Inwido AB	26,224	267,981
	ITAB Shop Concept AB	6,100	5,145
	JM AB	21,144	225,640
*	John Mattson Fastighetsforetagen AB	1,316	6,304
*	Karnov Group AB	16,257	71,527
#*	K-fast Holding AB	3,272	3,937
	Kindred Group PLC, SDR	70,894	580,397
	KNOW IT AB	9,088	114,091
	Lagercrantz Group AB, Class B	58,890	537,572
	Lifco AB, Class B	20,723	379,189
	Lime Technologies AB	2,854	73,180
	Lindab International AB	26,860	413,896
	Loomis AB	32,248	837,714
*	Medcap AB	1,504	38,358
	Medicover AB, Class B	15,673	176,823
	MEKO AB	16,185	130,313
	Micro Systemation AB, Class B	5,052	24,653
*	Millicom International Cellular SA, SDR	57,590	904,860
*	Modern Times Group MTG AB, Class B	37,621	302,006

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Momentum Group AB	11,880	$103,072
Ω	Munters Group AB	30,037	366,713
	Mycronic AB	16,233	355,614
	NCAB Group AB	50,694	242,645
	NCC AB, Class B	29,409	301,274
	Nederman Holding AB	1,436	20,203
*	Net Insight AB, Class B	127,831	44,548
#	New Wave Group AB, Class B	50,850	332,077
	Nibe Industrier AB, Class B	32,148	185,152
*	Nobia AB	57,952	43,097
	Nolato AB, Class B	69,620	307,941
	Nordic Paper Holding AB	12,010	41,118
	Nordic Waterproofing Holding AB	11,053	159,770
	Nordnet AB publ	27,399	387,932
*	Norion Bank AB	16,670	53,877
*	Note AB	7,145	93,655
	NP3 Fastigheter AB	8,033	107,347
	Nyfosa AB	30,997	150,002
	OEM International AB, Class B	16,124	104,824
*	Orron Energy ab	75,740	47,318
#*	Ovzon AB	2,049	1,442
*	OX2 AB, Class A	18,811	76,069
	Pandox AB	24,461	240,770
	Peab AB, Class B	67,840	252,886
	Platzer Fastigheter Holding AB, Class B	12,590	66,111
	Prevas AB, Class B	3,290	27,443
	Pricer AB, Class B	51,285	30,009
	Proact IT Group AB	15,437	107,224
	Ratos AB, Class B	86,260	240,297
*	RaySearch Laboratories AB	9,886	73,799
	Rejlers AB	2,226	23,338
Ω	Resurs Holding AB	53,508	104,389
	Rottneros AB	37,562	39,674
	Rvrc Holding AB	12,616	43,634
	Saab AB, Class B	10,698	549,571
	Sagax AB, Class B	12,895	233,437
#	Samhallsbyggnadsbolaget i Norden AB	89,654	26,078
#	Samhallsbyggnadsbolaget i Norden AB, Class D	8,288	2,592
	Sandvik AB	74,098	1,262,112
	Scandi Standard AB	21,297	106,543
*Ω	Scandic Hotels Group AB	53,191	179,278
*	Sdiptech AB, Class B	6,973	137,080
	Sectra AB, Class B	28,568	308,978
	Securitas AB, Class B	68,998	552,702
*	Sedana Medical AB	11,033	20,671
	Sensys Gatso Group AB	4,148	22,418
*Ω	Sinch AB	214,233	339,502
*	Sivers Semiconductors AB	61,848	34,127
	Skandinaviska Enskilda Banken AB, Class A	96,927	1,081,658
	Skandinaviska Enskilda Banken AB, Class C	1,726	19,848
	Skanska AB, Class B	45,055	676,452
	SKF AB, Class A	4,129	66,883
	SKF AB, Class B	54,642	885,881
	SkiStar AB	11,548	109,864
	Solid Forsakring AB	5,351	27,928
	SSAB AB, Class A	78,581	470,743
	SSAB AB, Class B	172,713	1,002,128
*	Stendorren Fastigheter AB	1,640	18,558
*	Stillfront Group AB	166,156	172,001

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Storskogen Group AB, Class B	172,094	$101,963
	Svenska Cellulosa AB SCA, Class A	1,441	19,695
	Svenska Cellulosa AB SCA, Class B	52,267	717,179
	Svenska Handelsbanken AB, Class A	87,673	747,473
#	Svenska Handelsbanken AB, Class B	1,473	15,196
	Sweco AB, Class B	22,845	210,633
#	Swedbank AB, Class A	50,592	830,888
*	Swedish Orphan Biovitrum AB	21,912	450,778
	Systemair AB	22,386	122,952
	Tele2 AB, Class B	139,944	993,835
	Telefonaktiebolaget LM Ericsson, Class A	5,974	27,962
	Telefonaktiebolaget LM Ericsson, Class B	249,183	1,116,272
	Telia Co. AB	380,523	806,688
	Tethys Oil AB	7,499	38,356
*	TF Bank AB	1,750	22,059
Ω	Thule Group AB	12,257	278,988
*	Tobii AB	13,712	12,659
	Trelleborg AB, Class B	28,963	732,447
	Troax Group AB	14,558	233,349
#*	Truecaller AB, Class B	54,996	133,093
	VBG Group AB, Class B	1,360	28,293
#*	Viaplay Group AB	12,302	26,383
	Vitec Software Group AB, Class B	3,482	138,967
	Vitrolife AB	16,614	216,600
	Volati AB	4,814	36,194
	Volvo AB, Class A	30,157	604,627
	Volvo AB, Class B	218,321	4,326,072
*	Volvo Car AB, Class B	79,257	273,365
#	Wallenstam AB, Class B	41,267	139,576
	Wihlborgs Fastigheter AB	43,452	281,658

TOTAL SWEDEN			57,252,527

SWITZERLAND — (5.1%)
	ABB Ltd.	130,271	4,376,807
	Accelleron Industries AG	29,013	716,593
	Adecco Group AG	53,607	2,028,679
	Alcon, Inc.	60,300	4,300,625
	Allreal Holding AG	5,690	913,049
	ALSO Holding AG	2,341	597,169
*	Aluflexpack AG	656	6,841
#*	ams-OSRAM AG	100,738	359,473
	APG SGA SA	491	91,343
	Arbonia AG	21,920	187,769
*	Aryzta AG	399,722	732,614
	Ascom Holding AG	9,014	93,319
*	Autoneum Holding AG	1,382	156,902
	Baloise Holding AG	13,814	1,983,495
	Banque Cantonale de Geneve	767	189,395
	Banque Cantonale Vaudoise	10,666	1,205,623
	Barry Callebaut AG	959	1,454,033
*	Basilea Pharmaceutica AG	3,099	120,621
	Belimo Holding AG	2,428	1,022,229
	Bell Food Group AG	922	274,668
	Bellevue Group AG	3,363	73,427
	Berner Kantonalbank AG	1,899	497,379
	BKW AG	4,777	803,052
	Bossard Holding AG, Class A	3,491	720,575
	Bucher Industries AG	2,792	996,650
	Burckhardt Compression Holding AG	1,030	522,129

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Burkhalter Holding AG	1,501	$140,399
	Bystronic AG	552	263,844
	Calida Holding AG	2,268	63,758
	Carlo Gavazzi Holding AG	249	84,638
	Cembra Money Bank AG	10,011	690,262
	Chocoladefabriken Lindt & Spruengli AG	6	653,604
#*	Cicor Technologies Ltd.	1,175	56,458
	Cie Financiere Richemont SA, Class A	33,209	3,917,847
	Cie Financiere Tradition SA	955	121,723
	Clariant AG	80,561	1,144,604
	Coltene Holding AG	1,469	103,021
	Comet Holding AG	2,133	419,529
	COSMO Pharmaceuticals NV	845	32,125
	Daetwyler Holding AG	2,372	419,694
	DKSH Holding AG	15,090	924,048
#*	DocMorris AG	859	35,717
	dormakaba Holding AG	1,070	489,089
	DSM-Firmenich AG	14,338	1,299,823
*	Dufry AG	27,506	964,202
	EFG International AG	44,266	531,960
	Emmi AG	776	732,710
	EMS-Chemie Holding AG	402	274,992
	Energiedienst Holding AG	1,198	52,946
	Feintool International Holding AG	3,069	67,349
	Flughafen Zurich AG	7,710	1,440,704
	Forbo Holding AG	407	448,854
	Fundamenta Real Estate AG	4,475	83,417
Ω	Galenica AG	19,111	1,443,814
*	GAM Holding AG	81,462	38,415
	Geberit AG	5,062	2,356,936
	Georg Fischer AG	35,020	1,817,235
	Givaudan SA	736	2,449,791
#*	Gurit Holding AG, Class BR	1,515	118,099
	Helvetia Holding AG	15,359	2,064,768
	Hiag Immobilien Holding AG	1,172	100,815
	Holcim AG	68,164	4,213,230
	Huber & Suhner AG	6,475	443,411
	Hypothekarbank Lenzburg AG	3	13,470
	Implenia AG	5,861	182,307
*	Ina Invest Holding AG	730	14,195
	Inficon Holding AG	699	756,587
	Interroll Holding AG	222	585,274
	Intershop Holding AG	287	190,433
	Investis Holding SA	981	101,673
	Julius Baer Group Ltd.	58,912	3,491,225
	Jungfraubahn Holding AG	1,225	207,928
	Kardex Holding AG	2,554	493,781
	Komax Holding AG	1,351	268,210
*	Kudelski SA	13,192	19,287
	Kuehne & Nagel International AG	9,554	2,576,366
	Landis+Gyr Group AG	7,382	547,685
	LEM Holding SA	168	340,157
	Liechtensteinische Landesbank AG	5,570	385,847
#	Logitech International SA	36,222	2,848,229
	Lonza Group AG	5,785	2,025,930
	Luzerner Kantonalbank AG	7,828	615,434
Ω	Medacta Group SA	1,901	218,288
Ω	Medmix AG	7,639	158,789
	Meier Tobler Group AG	2,640	90,866

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Metall Zug AG, Class B	79	$113,222
	Mikron Holding AG	2,756	42,060
	Mobilezone Holding AG	16,695	253,772
	Mobimo Holding AG	2,735	755,441
#*	Molecular Partners AG	1,869	6,763
	Nestle SA	181,701	19,594,404
	Novartis AG, Sponsored ADR	59,410	5,559,588
	Novartis AG	88,289	8,265,577
	Novavest Real Estate AG	1,026	41,520
	OC Oerlikon Corp. AG	74,341	296,154
*	Orascom Development Holding AG	4,127	22,585
	Orior AG	2,610	213,209
	Partners Group Holding AG	2,917	3,088,705
*	Phoenix Mecano AG	286	115,816
	Plazza AG, Class A	322	106,968
*Ω	PolyPeptide Group AG	3,457	64,913
	PSP Swiss Property AG	9,358	1,151,401
	Rieter Holding AG	1,113	94,527
	Roche Holding AG	1,815	494,608
	Roche Holding AG	58,789	15,150,488
	Romande Energie Holding SA	1,525	95,001
*	Sandoz Group AG	17,658	459,085
	Sandoz Group AG, ADR	11,882	306,793
	Schaffner Holding AG	112	60,980
	Schindler Holding AG	3,912	762,609
	Schweiter Technologies AG	401	224,487
*Ω	Sensirion Holding AG	3,114	233,178
	SFS Group AG	5,982	598,457
	SGS SA	18,925	1,545,616
	Siegfried Holding AG	1,662	1,317,997
	SIG Group AG	74,502	1,642,522
	Sika AG	3,463	828,728
	SKAN Group AG	656	49,508
	Softwareone Holding AG	19,342	381,093
	Sonova Holding AG	7,451	1,765,986
	St Galler Kantonalbank AG	1,226	665,586
#	Stadler Rail AG	6,096	206,253
	Straumann Holding AG	9,711	1,147,686
	Sulzer AG	7,639	630,456
	Swatch Group AG	5,775	1,478,261
	Swatch Group AG	9,075	439,509
	Swiss Life Holding AG	5,024	3,226,818
	Swiss Prime Site AG	26,900	2,500,299
	Swiss Re AG	35,528	3,881,888
*	Swiss Steel Holding AG	247,372	27,194
	Swisscom AG	7,450	4,463,957
	Swissquote Group Holding SA	3,796	729,111
	Temenos AG	18,971	1,366,776
	Thurgauer Kantonalbank	389	52,391
	TX Group AG	1,055	98,074
	u-blox Holding AG	2,825	267,219
#*	UBS Group AG	241,493	5,672,899
	Valiant Holding AG	5,592	609,704
#	Varia U.S. Properties AG	573	25,211
Ω	VAT Group AG	5,511	1,954,308
	Vaudoise Assurances Holding SA	417	194,302
	Vetropack Holding AG	4,850	190,144
	Vontobel Holding AG	11,746	687,118
	VP Bank AG, Class A	1,444	130,833

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	VZ Holding AG	5,041	$495,814
*	V-ZUG Holding AG	790	50,925
	Walliser Kantonalbank	123	14,754
	Warteck Invest AG	34	72,841
	Ypsomed Holding AG	1,038	286,073
	Zehnder Group AG	4,844	251,048
	Zueblin Immobilien Holding AG	454	13,101
	Zug Estates Holding AG, Class B	43	71,193
	Zuger Kantonalbank AG	25	216,046
	Zurich Insurance Group AG	10,865	5,160,794

TOTAL SWITZERLAND			174,042,598

TAIWAN — (5.5%)
	ABC Taiwan Electronics Corp.	40,164	29,021
	Abico Avy Co. Ltd.	46,062	33,093
	Ability Enterprise Co. Ltd.	104,988	73,023
#	Ability Opto-Electronics Technology Co. Ltd.	14,083	58,940
	AcBel Polytech, Inc.	98,786	116,507
	Accton Technology Corp.	85,000	1,317,012
	Acer, Inc.	654,000	691,203
	ACES Electronic Co. Ltd.	39,719	34,675
*	Acon Holding, Inc.	48,041	13,915
	Acter Group Corp. Ltd.	54,470	302,592
	Action Electronics Co. Ltd.	63,000	30,549
	Actron Technology Corp.	14,000	70,415
	ADATA Technology Co. Ltd.	96,600	291,637
	Addcn Technology Co. Ltd.	5,205	31,836
	Adlink Technology, Inc.	9,000	15,910
	Advanced Ceramic X Corp.	11,000	72,423
	Advanced Energy Solution Holding Co. Ltd.	7,000	133,290
	Advanced International Multitech Co. Ltd.	60,000	122,928
	Advanced Optoelectronic Technology, Inc.	31,000	16,943
	Advanced Power Electronics Corp.	7,000	18,002
	Advancetek Enterprise Co. Ltd.	96,571	104,310
	Advantech Co. Ltd.	29,757	305,596
	Aerospace Industrial Development Corp.	150,000	225,343
	AGV Products Corp.	191,875	69,214
	Airtac International Group.	9,122	299,909
	Alchip Technologies Ltd.	8,000	656,131
	Alexander Marine Co. Ltd.	2,000	22,477
*	ALI Corp.	74,901	55,276
	Allied Circuit Co. Ltd.	13,000	49,523
	Allied Supreme Corp.	15,000	144,731
#	Allis Electric Co. Ltd.	40,961	64,461
	Alltek Technology Corp.	24,040	24,973
	Alltop Technology Co. Ltd.	12,000	66,781
	Alpha Networks, Inc.	78,072	85,639
	Altek Corp.	121,000	126,255
	Amazing Microelectronic Corp.	21,965	76,616
	Ambassador Hotel	109,000	159,171
	AMPACS Corp.	11,000	16,691
	Ampire Co. Ltd.	28,000	31,348
	AMPOC Far-East Co. Ltd.	4,000	8,694
	AmTRAN Technology Co. Ltd.	277,437	97,888
	Anji Technology Co. Ltd.	11,000	12,551
	Anpec Electronics Corp.	19,799	92,801
	Apac Opto Electronics, Inc.	10,000	27,811
	Apacer Technology, Inc.	35,750	60,740
	APCB, Inc.	64,000	35,775

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Apex Biotechnology Corp.	32,000	$26,369
	Apex International Co. Ltd.	53,550	77,209
	Apex Science & Engineering.	71,400	24,484
	Arcadyan Technology Corp.	43,540	207,906
	Ardentec Corp.	268,990	541,358
	Argosy Research, Inc.	23,714	85,701
	ASE Technology Holding Co. Ltd.	565,931	1,981,313
	Asia Cement Corp.	466,000	575,452
	Asia Optical Co., Inc.	63,000	117,979
*	Asia Pacific Telecom Co. Ltd.	685,581	143,708
#	Asia Polymer Corp.	171,319	124,643
	Asia Tech Image, Inc.	12,000	23,893
	Asia Vital Components Co. Ltd.	69,814	616,893
	ASMedia Technology, Inc.	1,260	51,567
	ASolid Technology Co. Ltd.	10,000	29,150
	ASPEED Technology, Inc.	6,500	519,465
	ASROCK, Inc.	11,000	61,573
	Asustek Computer, Inc.	97,000	1,017,057
	Aten International Co. Ltd.	33,000	81,005
	Audix Corp.	34,000	59,229
	AUO Corp.	1,734,000	839,334
	AURAS Technology Co. Ltd.	9,000	79,627
	Aurora Corp.	14,100	32,190
	Avalue Technology, Inc.	20,000	58,522
	Avision, Inc.	35,000	9,890
	Axiomtek Co. Ltd.	10,993	26,996
	Bafang Yunji International Co. Ltd., Class C	14,000	72,564
*	Bank of Kaohsiung Co. Ltd.	252,211	90,685
	Basso Industry Corp.	40,000	47,964
	BenQ Materials Corp.	46,000	49,055
#	BES Engineering Corp.	618,000	223,235
	Billion Electric Co. Ltd.	10,000	11,092
	Bin Chuan Enterprise Co. Ltd.	22,000	14,742
	Bionet Corp.	6,000	10,610
#*	Biostar Microtech International Corp.	38,000	27,798
	Bioteque Corp.	15,000	48,176
	Bizlink Holding, Inc.	31,000	241,570
	Bon Fame Co. Ltd.	5,000	12,680
	Bora Pharmaceuticals Co. Ltd.	8,494	170,139
	Brave C&H Supply Co. Ltd.	7,000	27,797
	Bright Led Electronics Corp.	41,000	20,849
	Brighton-Best International Taiwan, Inc.	98,423	101,148
	C Sun Manufacturing Ltd.	51,939	71,245
*	Calin Technology Co. Ltd.	21,000	23,801
	Cameo Communications, Inc.	90,763	26,275
	Capital Futures Corp.	46,628	65,860
	Capital Securities Corp.	787,680	347,184
	Career Technology MFG. Co. Ltd.	132,250	82,246
	Carnival Industrial Corp.	90,999	33,328
#	Castles Technology Co. Ltd.	17,850	71,815
	Caswell, Inc.	10,000	25,539
	Catcher Technology Co. Ltd.	161,000	903,193
	Cathay Financial Holding Co. Ltd.	601,286	815,975
	Cathay Real Estate Development Co. Ltd.	232,000	108,795
	Cayman Engley Industrial Co. Ltd.	10,654	18,223
	Celxpert Energy Corp.	34,390	29,788
#	Center Laboratories, Inc.	150,084	211,854
*	Central Reinsurance Co. Ltd.	76,880	53,335
	Chailease Holding Co. Ltd.	191,924	1,041,101

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chain Chon Industrial Co. Ltd.	51,548	$20,706
	Champion Building Materials Co. Ltd.	106,200	29,464
	Champion Microelectronic Corp.	3,000	6,259
	Chang Hwa Commercial Bank Ltd.	968,069	512,862
	Chang Wah Electromaterials, Inc.	116,000	108,171
	Chang Wah Technology Co. Ltd.	109,000	108,909
	Channel Well Technology Co. Ltd.	48,000	121,370
	Chant Sincere Co. Ltd.	12,000	24,354
	Charoen Pokphand Enterprise	65,000	181,736
	CHC Healthcare Group	34,000	63,599
	CHC Resources Corp.	33,000	56,261
	Chen Full International Co. Ltd.	38,000	43,428
#	Chenbro Micom Co. Ltd.	16,000	89,722
#	Cheng Loong Corp.	271,000	236,764
	Cheng Mei Materials Technology Corp.	167,408	63,905
	Cheng Shin Rubber Industry Co. Ltd.	520,000	710,602
	Cheng Uei Precision Industry Co. Ltd.	139,000	165,183
#	Chenming Electronic Technology Corp.	32,000	41,874
	Chi Hua Fitness Co. Ltd.	6,357	11,466
	Chia Chang Co. Ltd.	40,000	51,243
	Chia Hsin Cement Corp.	219,300	120,655
	Chian Hsing Forging Industrial Co. Ltd.	16,600	15,642
	Chicony Electronics Co. Ltd.	257,773	992,360
	Chicony Power Technology Co. Ltd.	54,481	188,622
	Chief Telecom, Inc.	6,600	65,580
	Chieftek Precision Co. Ltd.	17,050	32,733
	Chien Kuo Construction Co. Ltd.	87,200	36,347
	Chien Shing Harbour Service Co. Ltd.	6,000	7,080
	China Airlines Ltd.	1,491,000	893,788
	China Bills Finance Corp.	341,000	149,910
	China Chemical & Pharmaceutical Co. Ltd.	95,000	67,381
*	China Development Financial Holding Corp.	2,681,354	937,291
	China Electric Manufacturing Corp.	91,530	44,737
	China General Plastics Corp.	83,626	55,162
	China Glaze Co. Ltd.	48,000	20,618
*	China Man-Made Fiber Corp.	633,861	155,167
	China Metal Products	121,000	131,017
	China Motor Corp.	59,200	158,723
*	China Petrochemical Development Corp.	1,345,069	421,777
	China Steel Chemical Corp.	35,000	128,713
	China Steel Corp.	1,656,000	1,235,465
	China Steel Structure Co. Ltd.	25,000	39,428
	China Wire & Cable Co. Ltd.	31,000	32,482
	Chinese Maritime Transport Ltd.	33,000	39,984
	Ching Feng Home Fashions Co. Ltd.	59,450	31,388
	Chin-Poon Industrial Co. Ltd.	146,000	157,068
	Chipbond Technology Corp.	205,000	430,606
	ChipMOS Technologies, Inc.	281,133	356,325
	Chlitina Holding Ltd.	14,000	84,311
	Chong Hong Construction Co. Ltd.	64,100	142,827
	Chroma ATE, Inc.	43,000	290,577
	Chun Yuan Steel Industry Co. Ltd.	185,000	92,323
	Chung Hung Steel Corp.	213,000	141,876
	Chung Hwa Food Industrial Co. Ltd.	1,000	3,057
#	Chung Hwa Pulp Corp.	171,228	110,220
	Chung-Hsin Electric & Machinery Manufacturing Corp.	111,000	320,509
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	7,000	11,675
	Chunghwa Precision Test Tech Co. Ltd.	6,000	92,241
	Chunghwa Telecom Co. Ltd., Sponsored ADR	3,400	121,142

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd.	133,000	$475,680
	Cleanaway Co. Ltd.	16,000	85,479
#	Clevo Co.	193,000	186,361
#*	CMC Magnetics Corp.	450,929	155,967
	C-Media Electronics, Inc.	8,000	11,964
	Co.-Tech Development Corp.	90,552	163,806
	Collins Co. Ltd.	42,000	20,657
	Compal Electronics, Inc.	1,172,000	1,019,446
#	Compeq Manufacturing Co. Ltd.	442,000	722,710
	Compucase Enterprise	24,000	48,055
	Concord International Securities Co. Ltd.	17,000	8,005
*	Concord Securities Co. Ltd.	227,424	91,075
	Continental Holdings Corp.	179,000	148,596
	Contrel Technology Co. Ltd.	49,000	25,314
	Coremax Corp.	20,409	45,257
	Coretronic Corp.	130,000	293,708
	Cowealth Medical Holding Co. Ltd.	18,480	13,942
	Creative Sensor, Inc.	32,000	28,946
	Crowell Development Corp.	29,000	24,474
*	CSBC Corp. Taiwan	123,094	76,833
	CTBC Financial Holding Co. Ltd.	2,310,563	1,740,092
	CTCI Corp.	206,000	250,791
	CviLux Corp.	28,360	32,594
	CyberPower Systems, Inc.	17,850	108,112
*	CyberTAN Technology, Inc.	102,000	72,389
	Cypress Technology Co. Ltd.	20,062	22,488
	DA CIN Construction Co. Ltd.	88,800	105,022
	Dadi Early-Childhood Education Group Ltd.	8,352	12,815
	Dafeng TV Ltd.	12,000	18,631
	Dah San Electric Wire & Cable Co. Ltd.	9,900	11,430
	Da-Li Development Co. Ltd.	102,414	100,359
	Darfon Electronics Corp.	95,000	127,488
	Darwin Precisions Corp.	169,000	72,308
	Daxin Materials Corp.	26,900	73,786
	De Licacy Industrial Co. Ltd.	84,811	34,029
	Delpha Construction Co. Ltd.	93,000	77,425
	Delta Electronics, Inc.	51,365	462,896
	Depo Auto Parts Ind Co. Ltd.	49,000	197,275
	Dimerco Data System Corp.	12,704	39,389
	Dimerco Express Corp.	45,614	111,626
	D-Link Corp.	169,096	95,981
	Donpon Precision, Inc.	24,000	20,138
	Dyaco International, Inc.	28,955	28,270
	Dynamic Holding Co. Ltd.	44,086	106,437
#	Dynapack International Technology Corp.	48,000	116,253
	E Ink Holdings, Inc.	26,000	135,281
	E&R Engineering Corp.	10,000	19,119
	E.Sun Financial Holding Co. Ltd.	1,743,392	1,284,599
*	Eastern Media International Corp.	76,985	51,968
	Eclat Textile Co. Ltd.	22,583	359,436
	ECOVE Environment Corp.	6,000	57,590
	Edimax Technology Co. Ltd.	97,000	40,829
	Edison Opto Corp.	23,136	16,804
	Edom Technology Co. Ltd.	72,013	51,783
	eGalax_eMPIA Technology, Inc.	19,695	36,416
	Egis Technology, Inc.	19,000	50,727
	Elan Microelectronics Corp.	48,900	217,986
	E-Lead Electronic Co. Ltd.	17,429	33,712
	E-LIFE MALL Corp.	23,000	59,691

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Elite Advanced Laser Corp.	28,768	$51,421
	Elite Material Co. Ltd.	51,000	569,055
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	223,994
	Elitegroup Computer Systems Co. Ltd.	128,000	101,323
	eMemory Technology, Inc.	12,000	751,817
	Emerging Display Technologies Corp.	31,000	26,583
	Ennoconn Corp.	21,840	168,581
#*	Ennostar, Inc.	228,450	291,538
	EnTie Commercial Bank Co. Ltd.	251,000	108,754
	Episil Technologies, Inc.	24,000	50,794
	Episil-Precision, Inc.	21,000	37,216
	Eson Precision Ind Co. Ltd.	30,000	52,572
	Eternal Materials Co. Ltd.	237,527	204,087
	Eurocharm Holdings Co. Ltd.	8,000	42,640
	Eva Airways Corp.	947,922	803,851
*	Everest Textile Co. Ltd.	164,535	37,680
	Evergreen International Storage & Transport Corp.	215,000	198,509
#	Evergreen Marine Corp. Taiwan Ltd.	305,872	1,017,875
	Evergreen Steel Corp.	9,000	19,607
	Everlight Chemical Industrial Corp.	171,405	101,910
	Everlight Electronics Co. Ltd.	150,000	205,520
*	Everspring Industry Co. Ltd.	36,900	17,235
	Excelliance Mos Corp.	7,000	25,999
	Excelsior Medical Co. Ltd.	44,167	117,747
	Far Eastern Department Stores Ltd.	328,000	242,582
	Far Eastern International Bank	1,303,634	463,188
	Far Eastern New Century Corp.	714,100	650,625
	Far EasTone Telecommunications Co. Ltd.	199,000	466,142
	Faraday Technology Corp.	48,000	452,550
	Farcent Enterprise Co. Ltd.	5,000	8,663
	Farglory F T Z Investment Holding Co. Ltd.	24,200	34,791
	Farglory Land Development Co. Ltd.	97,000	178,789
*	Federal Corp.	103,926	56,106
	Feedback Technology Corp.	7,700	20,664
	Feng Hsin Steel Co. Ltd.	165,000	320,358
	Feng TAY Enterprise Co. Ltd.	87,312	482,121
	First Copper Technology Co. Ltd.	27,000	23,622
	First Financial Holding Co. Ltd.	1,495,004	1,196,221
	First Hi-Tec Enterprise Co. Ltd.	27,554	93,228
	First Hotel	48,000	21,554
	First Insurance Co. Ltd.	96,000	49,938
*	First Steamship Co. Ltd.	280,468	70,027
	FIT Holding Co. Ltd.	20,000	20,058
	Fitipower Integrated Technology, Inc.	26,000	215,222
	Fittech Co. Ltd.	24,000	42,332
	FLEXium Interconnect, Inc.	128,112	330,426
	Flytech Technology Co. Ltd.	31,297	60,888
	FocalTech Systems Co. Ltd.	39,000	97,416
	Formosa Advanced Technologies Co. Ltd.	50,000	59,605
	Formosa Chemicals & Fibre Corp.	356,000	669,805
	Formosa Electronic Industries, Inc.	9,000	11,209
	Formosa International Hotels Corp.	23,672	147,824
	Formosa Laboratories, Inc.	40,544	107,948
	Formosa Oilseed Processing Co. Ltd.	14,700	24,189
	Formosa Optical Technology Co. Ltd.	5,000	12,338
	Formosa Petrochemical Corp.	45,000	109,937
	Formosa Plastics Corp.	382,000	908,461
	Formosa Sumco Technology Corp.	19,000	91,578
#	Formosa Taffeta Co. Ltd.	278,000	216,233

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosan Rubber Group, Inc.	96,399	$69,481
	Formosan Union Chemical	127,945	80,968
	Founding Construction & Development Co. Ltd.	72,000	42,878
	Foxconn Technology Co. Ltd.	221,535	359,447
	Foxsemicon Integrated Technology, Inc.	36,357	205,300
	Froch Enterprise Co. Ltd.	89,000	47,684
	FSP Technology, Inc.	45,000	66,412
	Fu Hua Innovation Co. Ltd.	67,258	53,520
	Fubon Financial Holding Co. Ltd.	793,018	1,474,692
#	Fulgent Sun International Holding Co. Ltd.	43,432	172,568
	Fullerton Technology Co. Ltd.	51,000	30,367
	Fulltech Fiber Glass Corp.	134,759	70,255
	Fusheng Precision Co. Ltd.	33,000	206,321
	Fwusow Industry Co. Ltd.	58,710	34,000
	G Shank Enterprise Co. Ltd.	49,000	80,365
	Gallant Precision Machining Co. Ltd.	11,000	9,609
	Gamania Digital Entertainment Co. Ltd.	54,000	111,783
*	GCS Holdings, Inc.	9,000	9,621
	GEM Services, Inc.	25,210	50,885
	Gemtek Technology Corp.	153,000	154,506
	General Interface Solution Holding Ltd.	88,000	151,727
	General Plastic Industrial Co. Ltd.	20,480	21,374
	Generalplus Technology, Inc.	19,000	28,928
	Genius Electronic Optical Co. Ltd.	35,616	420,459
	Genovate Biotechnology Co. Ltd.	13,000	10,393
	GeoVision, Inc.	22,977	28,458
	Getac Holdings Corp.	163,000	365,514
	GFC Ltd.	15,000	36,908
#	Giant Manufacturing Co. Ltd.	74,994	379,212
	Giantplus Technology Co. Ltd.	117,000	43,859
	Gigabyte Technology Co. Ltd.	18,000	122,291
*	Gigasolar Materials Corp.	16,790	41,446
*	Gigastorage Corp.	129,000	66,655
#	Global Brands Manufacture Ltd.	111,320	212,338
	Global Lighting Technologies, Inc.	23,000	33,686
	Global Mixed Mode Technology, Inc.	12,000	92,357
	Global PMX Co. Ltd.	9,000	31,742
	Global Unichip Corp.	15,000	670,395
	Globalwafers Co. Ltd.	57,000	837,894
*	Globe Union Industrial Corp.	110,048	46,742
#	Gloria Material Technology Corp.	165,680	228,693
*	GlycoNex, Inc.	13,000	11,416
	Gold Circuit Electronics Ltd.	76,000	415,860
	Goldsun Building Materials Co. Ltd., Class C	284,338	221,243
	Good Will Instrument Co. Ltd.	25,000	26,513
	Gordon Auto Body Parts	24,000	22,406
	Gourmet Master Co. Ltd.	29,237	87,845
*	Grand Fortune Securities Co. Ltd.	82,159	28,945
	Grand Pacific Petrochemical	385,000	187,984
	Grand Process Technology Corp.	5,000	68,718
	GrandTech CG Systems, Inc.	26,775	55,337
	Grape King Bio Ltd.	35,000	159,969
	Great China Metal Industry	77,000	56,148
	Great Taipei Gas Co. Ltd.	75,000	75,109
	Great Tree Pharmacy Co. Ltd.	23,092	242,007
	Great Wall Enterprise Co. Ltd.	220,571	346,274
	Greatek Electronics, Inc.	148,000	266,294
*††	Green Energy Technology, Inc.	133,000	0
	GTM Holdings Corp.	52,000	47,068

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	TAIWAN — (Continued)
	Gudeng Precision Industrial Co. Ltd.	8,000	$83,292
*	Hai Kwang Enterprise Corp.	22,050	11,449
#	Hannstar Board Corp.	127,602	220,287
*	HannStar Display Corp.	754,000	258,352
*	HannsTouch Holdings Co.	188,079	52,967
	Hanpin Electron Co. Ltd.	14,000	16,515
	Harvatek Corp.	62,000	50,015
	Heran Co. Ltd.	3,000	9,955
	Hey Song Corp.	106,000	125,069
	Highlight Tech Corp.	23,871	34,828
	Highwealth Construction Corp.	213,390	268,115
	Hi-Lai Foods Co. Ltd.	2,000	8,594
#	HIM International Music, Inc.	11,900	35,195
	Hiroca Holdings Ltd.	26,000	29,062
	Hitron Technology, Inc.	38,559	35,699
	Hiwin Mikrosystem Corp.	4,000	7,791
	Hiwin Technologies Corp.	72,949	442,081
	Hiyes International Co. Ltd.	8,000	19,775
	Ho Tung Chemical Corp.	399,125	103,507
	Hocheng Corp.	105,780	58,124
	Holiday Entertainment Co. Ltd.	15,300	41,313
	Holtek Semiconductor, Inc.	48,000	91,501
	Holy Stone Enterprise Co. Ltd.	40,425	118,525
	Hon Hai Precision Industry Co. Ltd.	746,624	2,228,459
	Hong Pu Real Estate Development Co. Ltd.	97,000	80,919
	Hong TAI Electric Industrial	66,000	49,744
	Hong YI Fiber Industry Co.	56,000	28,149
*	Horizon Securities Co. Ltd.	119,780	35,994
	Hota Industrial Manufacturing Co. Ltd.	44,263	84,713
	Hotai Finance Co. Ltd.	42,900	164,949
	Hotai Motor Co. Ltd.	9,180	171,291
	Hotron Precision Electronic Industrial Co. Ltd.	20,031	21,521
	Hsin Kuang Steel Co. Ltd.	46,000	66,292
	Hsin Yung Chien Co. Ltd.	12,390	39,764
	Hsing TA Cement Co.	70,000	37,810
*	HTC Corp.	206,000	282,028
	Hu Lane Associate, Inc.	17,725	75,863
#	HUA ENG Wire & Cable Co. Ltd.	132,000	78,589
	Hua Nan Financial Holdings Co. Ltd., Class C	1,135,055	711,820
	Hua Yu Lien Development Co. Ltd.	21,000	43,754
	Huaku Development Co. Ltd.	83,000	234,456
	Hung Ching Development & Construction Co. Ltd.	54,000	37,747
	Hung Sheng Construction Ltd.	147,664	81,806
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	28,635
	Ibase Gaming, Inc.	7,000	9,820
*	IBF Financial Holdings Co. Ltd.	1,216,585	431,788
	Ichia Technologies, Inc.	119,000	120,222
	I-Chiun Precision Industry Co. Ltd.	38,851	56,030
	IEI Integration Corp.	47,340	100,352
	Infortrend Technology, Inc.	88,000	50,907
	Info-Tek Corp.	20,000	31,981
	Ingentec Corp.	2,000	10,611
	Innodisk Corp.	24,043	222,070
	Innolux Corp.	2,284,664	861,243
	Inpaq Technology Co. Ltd.	23,945	48,717
	Insyde Software Corp.	11,000	51,289
	Intai Technology Corp.	8,400	29,837
	Integrated Service Technology, Inc.	27,109	70,551
	International CSRC Investment Holdings Co.	291,562	171,917

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	TAIWAN — (Continued)
	International Games System Co. Ltd., Class C	38,000	$732,447
	Inventec Corp.	344,000	430,951
	Iron Force Industrial Co. Ltd.	14,000	36,580
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	34,681
	ITE Technology, Inc.	21,000	105,875
	ITEQ Corp.	86,029	202,468
	Jarllytec Co. Ltd.	21,000	96,625
	Jean Co. Ltd.	25,389	15,065
	Jentech Precision Industrial Co. Ltd.	10,998	196,127
	Jess-Link Products Co. Ltd.	30,250	78,073
	Jia Wei Lifestyle, Inc.	9,442	16,812
	Jih Lin Technology Co. Ltd.	28,000	61,525
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	18,461
#	Jinan Acetate Chemical Co. Ltd.	7,140	214,670
	Johnson Health Tech Co. Ltd.	17,000	34,630
	Jourdeness Group Ltd.	13,000	25,013
	K Laser Technology, Inc.	44,000	31,119
	Kaimei Electronic Corp.	31,120	59,414
	Kaori Heat Treatment Co. Ltd.	13,000	84,556
	Kedge Construction Co. Ltd.	11,831	26,598
*	Keding Enterprises Co. Ltd.	3,000	11,742
	KEE TAI Properties Co. Ltd.	185,000	86,045
#	Kenda Rubber Industrial Co. Ltd.	174,316	157,139
	Kerry TJ Logistics Co. Ltd.	53,000	60,686
	Key Ware Electronics Co. Ltd.	61,831	20,327
	Keystone Microtech Corp.	2,000	13,560
	Kindom Development Co. Ltd.	91,200	96,122
	King Chou Marine Technology Co. Ltd.	36,340	44,032
#	King Slide Works Co. Ltd.	6,000	130,950
#	King Yuan Electronics Co. Ltd.	511,000	1,210,661
	King’s Town Bank Co. Ltd.	388,000	444,960
*	King’s Town Construction Co. Ltd.	34,000	32,072
	Kinik Co.	29,000	146,162
	Kinko Optical Co. Ltd.	28,365	22,643
	Kinpo Electronics	566,000	243,823
#	Kinsus Interconnect Technology Corp.	104,000	306,184
	KMC Kuei Meng International, Inc.	17,300	64,402
#	KNH Enterprise Co. Ltd.	76,000	43,656
	Ko Ja Cayman Co. Ltd.	5,000	10,650
	KS Terminals, Inc.	32,000	66,204
	Kung Long Batteries Industrial Co. Ltd.	21,000	84,208
*	Kung Sing Engineering Corp.	190,573	54,222
	Kuo Toong International Co. Ltd.	80,315	88,406
*	Kuo Yang Construction Co. Ltd.	84,360	46,902
	Kwong Lung Enterprise Co. Ltd.	20,000	31,546
	KYE Systems Corp.	99,000	35,506
	L&K Engineering Co. Ltd.	71,000	279,763
	La Kaffa International Co. Ltd.	11,000	34,820
*	LAN FA Textile	93,000	28,202
	LandMark Optoelectronics Corp.	21,000	61,042
	Lanner Electronics, Inc.	31,850	87,835
	Largan Precision Co. Ltd.	14,000	896,656
	Laser Tek Taiwan Co. Ltd.	13,300	11,892
*	Lealea Enterprise Co. Ltd.	352,560	110,513
	LEE CHI Enterprises Co. Ltd.	56,000	24,748
	Lelon Electronics Corp.	7,000	11,806
	Lemtech Holdings Co. Ltd.	9,656	24,060
*	Li Cheng Enterprise Co. Ltd.	25,785	15,862
*	Li Peng Enterprise Co. Ltd.	236,600	55,548

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	TAIWAN — (Continued)
	Lian HWA Food Corp.	26,160	$70,501
	Lida Holdings Ltd.	28,240	30,093
	Lien Hwa Industrial Holdings Corp.	170,270	325,806
	Lingsen Precision Industries Ltd.	174,000	113,834
	Lite-On Technology Corp.	270,417	841,946
	Liton Technology Corp.	10,000	10,627
*	Long Bon International Co. Ltd.	76,100	36,875
	Long Da Construction & Development Corp.	61,000	47,251
#	Longchen Paper & Packaging Co. Ltd.	278,641	119,248
	Longwell Co.	24,000	46,824
	Lotes Co. Ltd.	24,700	630,736
	Lotus Pharmaceutical Co. Ltd.	26,000	202,912
	Lumax International Corp. Ltd.	19,440	48,764
*	Lung Yen Life Service Corp.	59,000	64,807
	Lungteh Shipbuilding Co. Ltd.	6,000	14,736
	Luxe Green Energy Technology Co. Ltd.	28,490	26,067
	M31 Technology Corp.	2,200	59,599
	Macauto Industrial Co. Ltd.	17,000	38,383
	Machvision, Inc.	8,358	46,385
	Macroblock, Inc.	8,000	24,752
	Macronix International Co. Ltd.	628,798	525,434
	Makalot Industrial Co. Ltd.	36,865	412,610
	Marketech International Corp.	9,000	36,941
	Materials Analysis Technology, Inc.	18,151	115,737
	Maxigen Biotech, Inc.	8,000	11,603
	Mayer Steel Pipe Corp.	64,000	55,270
#	Mechema Chemicals International Corp.	13,000	30,740
	Medeon Biodesign, Inc.	13,649	20,221
	MediaTek, Inc.	111,000	2,897,028
	Mega Financial Holding Co. Ltd.	925,489	1,050,184
	Meiloon Industrial Co.	40,600	23,815
*	Mercuries & Associates Holding Ltd.	173,609	67,523
*	Mercuries Life Insurance Co. Ltd.	799,188	124,453
	Merida Industry Co. Ltd.	35,000	179,327
	Merry Electronics Co. Ltd.	48,854	133,927
	METAAGE Corp.	8,000	14,972
	Micro-Star International Co. Ltd.	184,000	941,957
	Mildef Crete, Inc.	18,000	43,853
	MIN AIK Technology Co. Ltd.	58,600	35,417
	Mirle Automation Corp.	61,000	69,465
#	Mitac Holdings Corp.	403,560	459,520
	momo.com, Inc.	17,928	295,569
	MOSA Industrial Corp.	30,297	22,377
	Mosel Vitelic, Inc.	10,000	10,268
	MPI Corp.	30,000	175,832
	MSSCORPS Co. Ltd.	6,000	23,304
	Nak Sealing Technologies Corp.	19,000	73,873
	Namchow Holdings Co. Ltd.	63,000	95,311
	Nan Liu Enterprise Co. Ltd.	7,000	15,195
	Nan Ya Plastics Corp.	282,000	539,557
	Nan Ya Printed Circuit Board Corp.	54,000	396,365
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	22,657
	Nantex Industry Co. Ltd.	52,780	56,097
	Nanya Technology Corp.	257,432	516,094
	National Aerospace Fasteners Corp.	8,000	21,473
	National Petroleum Co. Ltd.	12,000	23,777
	Netronix, Inc.	17,000	42,641
	New Best Wire Industrial Co. Ltd.	14,400	16,495
*	Newmax Technology Co. Ltd.	26,000	25,755

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Nexcom International Co. Ltd.	13,000	$16,283
	Nichidenbo Corp.	52,030	89,350
	Nien Hsing Textile Co. Ltd.	51,245	29,916
	Nien Made Enterprise Co. Ltd.	50,000	442,367
	Niko Semiconductor Co. Ltd.	13,920	24,708
	Nishoku Technology, Inc.	16,000	47,763
	Nova Technology Corp.	10,000	38,371
	Novatek Microelectronics Corp.	80,000	1,126,645
	Nuvoton Technology Corp.	43,000	169,672
	O-Bank Co. Ltd.	458,620	132,126
*	Ocean Plastics Co. Ltd.	52,000	55,742
	OK Biotech Co. Ltd.	18,857	13,823
#	Oneness Biotech Co. Ltd.	15,927	96,517
	Orient Semiconductor Electronics Ltd.	146,107	188,052
	Oriental Union Chemical Corp.	143,000	80,479
	O-TA Precision Industry Co. Ltd.	29,422	77,588
	Pacific Construction Co.	29,000	8,111
	Pacific Hospital Supply Co. Ltd.	16,496	42,239
	Paiho Shih Holdings Corp.	49,845	31,388
	Pan German Universal Motors Ltd.	3,000	28,273
	Pan Jit International, Inc.	51,700	95,668
	Pan-International Industrial Corp.	165,000	173,608
	Parade Technologies Ltd.	9,000	295,082
	Paragon Technologies Co. Ltd.	26,000	24,857
	Parpro Corp.	19,000	19,742
*	PChome Online, Inc.	35,268	48,498
	PCL Technologies, Inc.	15,379	35,897
	P-Duke Technology Co. Ltd.	23,968	69,890
	Pegatron Corp.	393,000	917,114
	Pegavision Corp.	10,684	122,645
*	PharmaEssentia Corp.	7,219	71,840
*††	Pharmally International Holding Co. Ltd.	10,983	0
	Phison Electronics Corp.	40,000	577,328
	Pixart Imaging, Inc.	34,000	135,167
	Planet Technology Corp.	14,000	52,407
	Plastron Precision Co. Ltd.	51,126	23,572
*	Polaris Group.	7,000	15,843
	Polytronics Technology Corp.	12,564	20,072
	Pou Chen Corp.	666,000	593,647
	Power Wind Health Industry, Inc.	11,968	43,452
	Powerchip Semiconductor Manufacturing Corp.	912,000	750,230
	Powertech Technology, Inc.	339,000	1,101,354
	Poya International Co. Ltd.	20,152	309,786
	President Chain Store Corp.	79,000	628,394
	President Securities Corp.	455,652	245,187
	Primax Electronics Ltd.	181,000	386,567
	Prince Housing & Development Corp.	421,000	138,351
	Princeton Technology Corp.	11,000	9,610
	Pro Hawk Corp.	6,000	27,766
	Promate Electronic Co. Ltd.	39,000	65,350
	Prosperity Dielectrics Co. Ltd.	35,086	48,230
	Qisda Corp.	303,000	397,745
	QST International Corp.	27,819	48,960
	Qualipoly Chemical Corp.	21,000	21,763
	Quang Viet Enterprise Co. Ltd.	17,000	58,009
	Quanta Computer, Inc.	65,000	383,780
	Quanta Storage, Inc.	62,000	131,556
	Quintain Steel Co. Ltd.	68,209	27,604
	Radiant Opto-Electronics Corp.	159,000	609,444

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	TAIWAN — (Continued)
*	Radium Life Tech Co. Ltd.	287,089	$77,477
#	Rafael Microelectronics, Inc.	10,821	52,794
	Raydium Semiconductor Corp.	2,000	22,214
	Realtek Semiconductor Corp.	32,000	398,812
	Rechi Precision Co. Ltd.	146,000	86,013
*	Rexon Industrial Corp. Ltd.	29,000	35,714
*	Rich Development Co. Ltd.	251,000	68,857
	Right WAY Industrial Co. Ltd.	17,000	8,543
*	Ritek Corp.	311,084	75,834
	Rodex Fasteners Corp.	13,000	17,259
	Ruentex Development Co. Ltd.	372,888	373,961
	Ruentex Engineering & Construction Co.	19,000	58,295
#	Ruentex Industries Ltd.	192,904	341,450
	Run Long Construction Co. Ltd.	12,000	34,761
	Sakura Development Co. Ltd.	13,910	18,665
	Sampo Corp.	104,400	90,238
	San Fang Chemical Industry Co. Ltd.	75,679	54,545
	San Far Property Ltd.	128,925	68,852
	San Shing Fastech Corp.	44,000	73,147
	Sanitar Co. Ltd.	13,000	14,023
	Sanyang Motor Co. Ltd.	119,000	245,300
	Savior Lifetec Corp.	72,074	40,722
	SCI Pharmtech, Inc.	4,901	13,536
	Scientech Corp.	10,000	56,174
	ScinoPharm Taiwan Ltd.	26,000	21,291
	SDI Corp.	28,000	87,359
	Sea Sonic Electronics Co. Ltd.	19,000	53,323
	Senao International Co. Ltd.	28,000	31,089
#	Senao Networks, Inc.	10,000	70,999
	Sensortek Technology Corp.	4,000	51,978
	Sercomm Corp.	85,000	296,568
	Sesoda Corp.	79,104	74,204
	Shanghai Commercial & Savings Bank Ltd.	419,903	556,368
	Shan-Loong Transportation Co. Ltd.	44,000	41,178
	Sharehope Medicine Co. Ltd.	17,001	16,894
	Sheng Yu Steel Co. Ltd.	40,000	28,786
	ShenMao Technology, Inc.	21,000	38,145
	Shih Her Technologies, Inc.	19,000	42,426
	Shih Wei Navigation Co. Ltd.	165,666	90,880
	Shihlin Electric & Engineering Corp.	64,000	187,766
	Shin Hsiung Natural Gas Co. Ltd.	7,590	13,981
*	Shin Kong Financial Holding Co. Ltd.	3,171,243	851,948
	Shin Ruenn Development Co. Ltd.	13,000	19,916
#	Shin Zu Shing Co. Ltd.	52,980	151,490
	Shinfox Energy Co. Ltd.	15,000	46,031
*	Shining Building Business Co. Ltd.	191,632	60,112
	Shinkong Insurance Co. Ltd.	78,000	160,618
	Shinkong Synthetic Fibers Corp.	548,000	254,643
	Shinkong Textile Co. Ltd.	14,000	19,054
	Shiny Chemical Industrial Co. Ltd.	25,360	98,447
	ShunSin Technology Holding Ltd.	7,000	26,850
*	Shuttle, Inc.	154,000	77,484
	Sigurd Microelectronics Corp.	233,226	428,229
	Silergy Corp.	32,000	286,011
	Silicon Integrated Systems Corp.	20,000	30,959
	Simplo Technology Co. Ltd.	34,600	356,472
	Sinbon Electronics Co. Ltd.	29,064	248,883
	Sincere Navigation Corp.	133,900	89,739
	Sinher Technology, Inc.	28,000	29,973

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sinmag Equipment Corp.	17,420	$77,595
	Sino-American Silicon Products, Inc.	197,000	997,292
	Sinon Corp.	180,000	203,142
	SinoPac Financial Holdings Co. Ltd.	1,898,324	1,046,956
	Sinphar Pharmaceutical Co. Ltd.	30,340	29,972
	Sinyi Realty, Inc.	80,544	70,366
	Sirtec International Co. Ltd.	42,800	37,219
	Sitronix Technology Corp.	51,000	450,821
	Siward Crystal Technology Co. Ltd.	64,000	59,004
	Soft-World International Corp.	21,000	61,903
	Solar Applied Materials Technology Corp.	98,398	118,722
	Solomon Technology Corp.	56,000	58,283
	Solteam, Inc.	11,849	15,246
	Sonix Technology Co. Ltd.	50,000	76,343
	Speed Tech Corp.	28,000	43,314
	Spirox Corp.	29,000	33,314
	Sporton International, Inc.	23,330	154,006
	St Shine Optical Co. Ltd.	17,000	95,362
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	59,738
	Standard Foods Corp.	114,402	133,293
	Stark Technology, Inc.	19,200	66,827
	Sun Yad Construction Co. Ltd.	51,149	16,100
	Sunfun Info Co. Ltd.	2,920	16,096
	Sunjuice Holdings Co. Ltd.	5,000	34,434
	Sunko INK Co. Ltd.	55,250	29,002
	SunMax Biotechnology Co. Ltd.	11,000	65,794
	Sunny Friend Environmental Technology Co. Ltd.	19,737	63,086
	Sunonwealth Electric Machine Industry Co. Ltd.	70,000	189,015
	Sunplus Technology Co. Ltd.	183,000	170,782
	Sunrex Technology Corp.	34,561	52,815
	Sunspring Metal Corp.	41,351	28,538
	Supreme Electronics Co. Ltd.	169,487	291,145
	Swancor Holding Co. Ltd.	12,000	31,969
	Sweeten Real Estate Development Co. Ltd.	23,320	17,774
	Symtek Automation Asia Co. Ltd.	16,111	49,478
	Syncmold Enterprise Corp.	45,000	93,043
	Synmosa Biopharma Corp.	53,136	61,578
	Synnex Technology International Corp.	273,250	579,920
	Systex Corp.	51,000	157,981
	T3EX Global Holdings Corp.	35,039	78,994
	TA Chen Stainless Pipe	599,820	686,757
	Ta Liang Technology Co. Ltd.	22,660	31,539
	Ta Ya Electric Wire & Cable	106,174	105,426
	Tah Hsin Industrial Corp.	16,011	35,055
	TA-I Technology Co. Ltd.	34,750	47,790
*	Tai Tung Communication Co. Ltd.	25,934	13,396
	Taichung Commercial Bank Co. Ltd.	1,352,708	614,005
	TaiDoc Technology Corp.	16,471	72,449
	Taiflex Scientific Co. Ltd.	70,060	89,904
	Taimide Tech, Inc.	34,450	40,780
	Tainan Enterprises Co. Ltd.	37,000	35,406
	Tainan Spinning Co. Ltd.	518,240	227,250
	Tai-Saw Technology Co. Ltd.	27,000	22,054
	Taishin Financial Holding Co. Ltd.	2,220,436	1,184,307
	Taisun Enterprise Co. Ltd.	69,000	42,865
	Taita Chemical Co. Ltd.	126,197	64,346
	TAI-TECH Advanced Electronics Co. Ltd.	13,000	40,512
	Taiwan Business Bank	1,866,392	735,852
	Taiwan Cement Corp.	923,102	919,794

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	$44,675
	Taiwan Cogeneration Corp.	121,728	148,682
	Taiwan Cooperative Financial Holding Co. Ltd.	1,357,816	1,054,435
	Taiwan Environment Scientific Co. Ltd.	6,000	11,385
	Taiwan FamilyMart Co. Ltd.	17,000	97,437
	Taiwan Fertilizer Co. Ltd.	231,000	423,253
	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	71,570
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	48,009
*	Taiwan Glass Industry Corp.	400,046	225,741
	Taiwan High Speed Rail Corp.	306,000	277,830
	Taiwan Hon Chuan Enterprise Co. Ltd.	99,927	310,432
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	54,000	59,789
††	Taiwan Land Development Corp.	269,666	4,178
	Taiwan Line Tek Electronic	13,390	15,922
#	Taiwan Mask Corp.	69,000	145,582
	Taiwan Mobile Co. Ltd.	170,000	502,395
	Taiwan Navigation Co. Ltd.	88,000	74,654
	Taiwan Paiho Ltd.	103,000	182,707
	Taiwan PCB Techvest Co. Ltd.	101,000	132,289
	Taiwan Sakura Corp.	51,200	100,472
	Taiwan Sanyo Electric Co. Ltd.	19,000	22,111
	Taiwan Secom Co. Ltd.	62,000	225,822
	Taiwan Semiconductor Co. Ltd.	78,000	188,563
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	11,165,838
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	19,109,032
	Taiwan Shin Kong Security Co. Ltd.	56,560	69,776
	Taiwan Styrene Monomer	119,000	56,626
	Taiwan Surface Mounting Technology Corp.	64,800	183,126
	Taiwan Taxi Co. Ltd.	7,292	23,117
*	Taiwan TEA Corp.	281,000	171,968
	Taiwan Union Technology Corp.	65,000	214,533
	Taiwan-Asia Semiconductor Corp.	117,889	163,537
	Taiyen Biotech Co. Ltd.	42,000	43,089
#*	Tatung Co. Ltd.	318,000	352,429
	TCI Co. Ltd.	30,256	161,742
	Te Chang Construction Co. Ltd.	29,000	58,571
	Teco Electric & Machinery Co. Ltd.	440,000	628,019
	Tehmag Foods Corp.	8,560	75,975
	TEKOM Technologies, Inc.	3,000	10,648
#	Tera Autotech Corp.	29,187	24,983
	Test Research, Inc.	42,000	77,974
	Test Rite International Co. Ltd.	62,000	38,341
*	Tex-Ray Industrial Co. Ltd.	50,000	17,288
	Thermaltake Technology Co. Ltd.	19,000	21,787
	Thinking Electronic Industrial Co. Ltd.	24,000	101,488
	Thye Ming Industrial Co. Ltd.	44,800	75,738
	Ton Yi Industrial Corp.	294,000	142,658
	Tong Hsing Electronic Industries Ltd.	55,233	229,255
	Tong Yang Industry Co. Ltd.	129,000	292,639
	Tong-Tai Machine & Tool Co. Ltd.	85,060	45,304
	Top Union Electronics Corp.	11,000	10,494
	Topco Scientific Co. Ltd.	50,288	262,750
	Topkey Corp.	26,000	129,457
	Topoint Technology Co. Ltd.	65,200	53,511
	Toung Loong Textile Manufacturing	42,840	28,675
	TPK Holding Co. Ltd.	139,000	137,778
	Trade-Van Information Services Co.	11,000	22,552
	Transcend Information, Inc.	24,000	54,431
	Transcom, Inc.	8,800	42,889

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tripod Technology Corp.	149,000	$762,822
	Tsang Yow Industrial Co. Ltd.	21,000	20,831
	Tsann Kuen Enterprise Co. Ltd.	11,226	13,373
	TSC Auto ID Technology Co. Ltd.	12,680	91,087
	TSEC Corp.	80,790	71,036
	TSRC Corp.	216,000	152,804
	TST Group Holding Ltd.	3,000	11,964
	Ttet Union Corp.	12,000	52,178
	TTFB Co. Ltd.	4,536	33,151
	TTY Biopharm Co. Ltd.	60,000	155,244
#*	Tul Corp.	19,000	53,401
	Tung Ho Steel Enterprise Corp.	248,570	498,960
	Tung Thih Electronic Co. Ltd.	19,000	78,031
	TURVO International Co. Ltd.	10,410	43,155
	TXC Corp.	99,000	293,593
	TYC Brother Industrial Co. Ltd.	116,000	134,602
*	Tycoons Group Enterprise	100,991	36,691
*	Tyntek Corp.	110,000	61,275
	UDE Corp.	34,000	52,645
#	U-Ming Marine Transport Corp.	189,000	259,016
	Unic Technology Corp.	28,000	17,938
	Unimicron Technology Corp.	368,000	1,641,247
#	Union Bank of Taiwan	911,393	371,364
	Uni-President Enterprises Corp.	907,560	1,904,013
	Unitech Computer Co. Ltd.	14,000	13,971
	Unitech Printed Circuit Board Corp.	198,586	113,813
	United Integrated Services Co. Ltd.	64,000	475,157
#	United Microelectronics Corp., Sponsored ADR	5,400	38,448
#	United Microelectronics Corp.	1,575,000	2,265,030
	United Orthopedic Corp.	18,422	37,905
	United Radiant Technology	34,000	18,715
	United Recommend International Co. Ltd.	15,682	42,092
#	United Renewable Energy Co. Ltd.	502,206	231,346
*††	Unity Opto Technology Co. Ltd.	186,000	0
#	Universal Cement Corp.	209,213	163,874
	Universal Vision Biotechnology Co. Ltd.	15,476	142,217
	UPC Technology Corp.	321,221	146,598
*	UPI Semiconductor Corp.	10,000	74,657
	Userjoy Technology Co. Ltd.	9,328	21,985
	USI Corp.	392,204	233,444
	Utechzone Co. Ltd.	15,000	32,071
	Vanguard International Semiconductor Corp.	275,000	597,223
	Ve Wong Corp.	18,000	23,910
	Ventec International Group Co. Ltd., Class C	21,000	54,796
	Via Technologies, Inc.	7,000	25,917
	Viking Tech Corp.	7,000	10,531
	Visco Vision, Inc.	5,000	28,678
	VisEra Technologies Co. Ltd.	12,000	76,185
	Visual Photonics Epitaxy Co. Ltd.	24,500	111,719
	Voltronic Power Technology Corp.	15,442	619,285
#	Wafer Works Corp.	137,048	184,929
	Waffer Technology Corp.	22,463	75,446
	Wah Hong Industrial Corp.	27,000	32,263
	Wah Lee Industrial Corp.	76,500	222,939
	Walsin Lihwa Corp.	644,038	685,438
	Walsin Technology Corp.	97,398	315,540
	Walton Advanced Engineering, Inc.	127,000	58,556
	Wan Hai Lines Ltd.	244,500	349,454
	WAN HWA Enterprise Co.	23,000	8,554

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	WEI Chih Steel Industrial Co. Ltd.	15,000	$10,466
	Wei Chuan Foods Corp.	104,000	59,410
	Weikeng Industrial Co. Ltd.	134,734	112,024
	Well Shin Technology Co. Ltd.	34,000	51,045
	WELLELL, Inc.	24,000	20,154
	Wholetech System Hitech Ltd.	19,000	29,007
	Win Semiconductors Corp.	64,840	290,618
	Winbond Electronics Corp.	1,011,804	784,069
	Winstek Semiconductor Co. Ltd.	28,000	73,136
#	WinWay Technology Co. Ltd.	5,000	98,895
	Wisdom Marine Lines Co. Ltd.	158,236	204,320
#	Wistron Corp.	448,288	1,250,051
	Wistron Information Technology & Services Corp.	5,329	17,965
	Wistron NeWeb Corp.	105,267	415,857
	Wiwynn Corp.	11,000	521,214
	Wonderful Hi-Tech Co. Ltd.	44,357	40,669
	Wowprime Corp.	35,184	259,920
	WPG Holdings Ltd.	425,520	941,602
#	WT Microelectronics Co. Ltd.	93,567	343,254
	WUS Printed Circuit Co. Ltd.	70,735	73,632
	XinTec, Inc.	54,000	193,658
	Xxentria Technology Materials Corp.	29,700	65,199
	Yageo Corp.	45,440	740,833
#	Yang Ming Marine Transport Corp.	598,215	779,701
	Yankey Engineering Co. Ltd.	9,519	77,847
	YC INOX Co. Ltd.	80,094	64,899
	Yea Shin International Development Co. Ltd.	101,236	80,535
	Yem Chio Co. Ltd.	185,936	91,777
	Yen Sun Technology Corp.	11,000	13,119
*	Yeong Guan Energy Technology Group Co. Ltd.	43,164	68,000
	YFC-Boneagle Electric Co. Ltd.	32,321	26,488
	YFY, Inc.	469,000	431,856
	Yi Jinn Industrial Co. Ltd.	92,800	49,842
	Yieh Phui Enterprise Co. Ltd.	366,212	174,837
	Yonyu Plastics Co. Ltd.	38,000	36,712
	Young Fast Optoelectronics Co. Ltd.	30,000	35,731
	Youngtek Electronics Corp.	30,160	53,283
	Yuanta Financial Holding Co. Ltd.	1,619,938	1,217,086
	Yuanta Futures Co. Ltd.	15,792	28,633
	Yuen Chang Stainless Steel Co. Ltd., Class C	31,547	15,267
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	40,530
	Yulon Finance Corp.	91,223	505,324
#	Yulon Motor Co. Ltd.	239,536	550,112
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	31,644
	Yungshin Construction & Development Co. Ltd.	30,000	76,994
	YungShin Global Holding Corp.	42,800	58,430
	Yusin Holding Corp.	6,000	20,311
	Zeng Hsing Industrial Co. Ltd.	23,635	78,051
	Zenitron Corp.	78,000	75,889
	Zero One Technology Co. Ltd.	40,528	76,052
	Zhen Ding Technology Holding Ltd.	181,400	548,452
	Zig Sheng Industrial Co. Ltd.	168,000	51,635
*	Zinwell Corp.	137,000	100,838
	Zippy Technology Corp.	45,000	63,076
	Zyxel Group Corp.	79,944	135,240

TOTAL TAIWAN			186,731,916

THAILAND — (0.6%)
	AAPICO Hitech PCL	71,300	55,544

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	THAILAND — (Continued)
*	Absolute Clean Energy PCL	496,900	$21,014
	Advanced Info Service PCL	83,800	512,930
	Advanced Information Technology PCL, Class F	290,300	34,892
	AEON Thana Sinsap Thailand PCL	29,800	121,049
	After You PCL	82,900	21,681
*	Airports of Thailand PCL	162,100	301,041
*	AJ Plast PCL	58,400	10,399
	Allianz Ayudhya Capital PCL	9,200	9,343
	Amata Corp. PCL	274,900	182,030
	AP Thailand PCL	765,200	229,927
	Asia Plus Group Holdings PCL	679,600	51,808
	Asia Sermkij Leasing PCL, NVDR	24,600	13,894
	Asset World Corp. PCL	392,000	37,736
	Assetwise PCL	49,300	11,796
	B Grimm Power PCL	76,600	47,099
	Bangchak Corp. PCL	461,800	529,992
*	Bangkok Airways PCL	132,200	50,022
	Bangkok Bank PCL	39,600	173,527
	Bangkok Bank PCL, NVDR	35,500	155,561
	Bangkok Chain Hospital PCL	196,200	109,720
	Bangkok Commercial Asset Management PCL	278,000	69,224
	Bangkok Dusit Medical Services PCL, Class F	566,500	417,674
	Bangkok Expressway & Metro PCL	583,640	128,281
	Bangkok Insurance PCL	15,100	125,615
*	Bangkok Land PCL	4,528,100	86,927
	Bangkok Life Assurance PCL, NVDR	137,800	88,947
*	Bangkok Ranch PCL	29,300	2,005
	Banpu PCL	1,653,333	349,595
	Banpu Power PCL	99,800	39,151
	BCPG PCL	127,400	31,369
	BEC World PCL	309,452	46,492
	Berli Jucker PCL	175,350	137,821
*	Better World Green PCL	1,758,200	25,437
	BG Container Glass PCL	32,000	7,835
*	Bound & Beyond PCL	65,700	21,752
	BTS Group Holdings PCL	679,500	140,844
	Bumrungrad Hospital PCL	53,000	383,390
	Business Online PCL	80,300	21,448
	Cal-Comp Electronics Thailand PCL, Class F	1,081,743	45,747
	Carabao Group PCL, Class F	45,100	84,698
	Central Pattana PCL	114,800	199,624
*	Central Plaza Hotel PCL	14,500	18,154
	Central Retail Corp. PCL	198,375	202,832
	CH Karnchang PCL	232,300	140,896
	Charoen Pokphand Foods PCL	552,377	287,388
	Chularat Hospital PCL, Class F	1,709,500	150,296
	CK Power PCL	271,900	22,846
	Com7 PCL, Class F	208,300	155,026
*	Country Group Development PCL	907,200	7,825
*	Country Group Holdings PCL, Class F	420,300	8,536
	CP ALL PCL	119,700	184,000
	Delta Electronics Thailand PCL	103,400	227,269
*	Demco PCL	239,200	17,170
*	Demco PCL	47,840	0
	Dhipaya Group Holdings PCL	133,200	126,001
	Diamond Building Products PCL	85,800	18,381
	Dynasty Ceramic PCL	1,370,220	60,615
	Eastern Polymer Group PCL, Class F	259,000	47,559
	Eastern Water Resources Development & Management PCL, Class F	233,400	27,274

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Ekachai Medical Care PCL	95,300	$20,284
	Electricity Generating PCL	27,900	94,701
	Energy Absolute PCL	164,800	192,574
	Exotic Food PCL, Class F	42,200	36,397
	Forth Corp. PCL	71,200	44,175
	Forth Smart Service PCL	86,500	18,411
	Frasers Property Thailand PCL	25,000	10,364
*	General Engineering PCL	1,863,500	9,851
	GFPT PCL	118,400	33,600
	Global Green Chemicals PCL, Class F	117,000	25,716
	Global Power Synergy PCL, Class F	50,831	55,155
*	Green Tech Ventures PCL, Class F	1,921,500	9,088
	Gulf Energy Development PCL	78,400	94,340
	Gunkul Engineering PCL	1,431,700	90,819
	Haad Thip PCL	27,800	12,066
	Hana Microelectronics PCL	141,600	205,845
	Heng Leasing & Capital PCL	169,400	9,379
	Home Product Center PCL	636,320	210,676
	Ichitan Group PCL	155,600	66,236
	Index Livingmall PCL	63,600	39,991
	Indorama Ventures PCL	287,500	189,574
	Intouch Holdings PCL, Class F	10,900	21,532
	IRPC PCL	2,471,700	132,035
*	IT City PCL	21,800	1,868
*	Italian-Thai Development PCL	1,448,300	49,966
*	Jasmine International PCL	1,589,900	91,123
	Jaymart Group Holdings PCL	65,700	29,978
	JMT Network Services PCL	83,580	68,599
	Karmarts PCL	338,400	99,799
	KCE Electronics PCL	186,800	263,757
	KGI Securities Thailand PCL	504,800	61,797
	Khon Kaen Sugar Industry PCL	625,296	49,756
	Kiatnakin Phatra Bank PCL	90,400	123,870
	Krung Thai Bank PCL	312,000	163,194
	Krungthai Card PCL	128,800	156,778
	Ladprao General Hospital PCL, Class F	56,700	7,856
	Lalin Property PCL	23,700	5,440
	Land & Houses PCL	1,333,400	280,091
	Land & Houses PCL, NVDR	108,300	22,749
	Lanna Resources PCL	121,200	49,569
	LH Financial Group PCL	1,555,400	42,842
*	Loxley PCL	909,200	40,221
	LPN Development PCL	565,100	62,575
	Major Cineplex Group PCL	54,700	23,133
*	Master Ad PCL	280,600	3,747
	MBK PCL	284,412	126,607
	MC Group PCL	93,300	31,669
	MCS Steel PCL	101,800	18,552
*	MDX PCL	63,100	5,232
	Mega Lifesciences PCL	117,700	133,443
	Minor International PCL	401,346	312,657
	MK Restaurants Group PCL	60,200	67,833
	Muangthai Capital PCL	148,100	150,397
	Namyong Terminal PCL	161,200	15,966
	Netbay PCL	22,700	12,758
	Next Capital PCL	115,700	8,820
	Ngern Tid Lor PCL	243,837	130,254
	Noble Development PCL	162,000	15,595
	Nonthavej Hospital PCL	10,100	10,397

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Northeast Rubber PCL	278,200	$35,450
*	Nusasiri PCL	1,219,100	12,211
	Origin Property PCL, Class F	315,200	78,488
	Osotspa PCL	114,600	74,928
	Plan B Media Pcl, Class F	667,764	151,416
*	Platinum Group PCL, Class F	367,600	29,455
	Polyplex Thailand PCL	171,000	47,100
	Praram 9 Hospital PCL	51,200	22,934
	Precious Shipping PCL	252,100	58,917
	Prima Marine PCL	355,600	59,856
*	Principal Capital PCL	74,100	8,947
	Property Perfect PCL	3,542,385	29,567
	Pruksa Holding PCL	319,400	111,080
*	PSG Corp. PCL	499,700	9,037
	PTG Energy PCL	374,700	84,964
	PTT Exploration & Production PCL	257,700	1,175,845
	PTT Global Chemical PCL	223,300	214,338
	PTT Oil & Retail Business PCL	110,200	56,108
	PTT PCL	1,306,600	1,208,721
	Quality Houses PCL	2,775,632	172,982
	R&B Food Supply PCL	50,900	15,436
*	Rabbit Holdings PCL, Class F	4,054,534	56,403
*	Raimon Land PCL	1,256,400	15,730
	Rajthanee Hospital PCL	75,000	54,253
	Ramkhamhaeng Hospital PCL, Class F	8,800	9,793
	Ratch Group PCL	133,400	119,695
	Ratchaphruek Hospital PCL, Class F	70,600	12,375
	Ratchthani Leasing PCL	777,737	60,587
	Regional Container Lines PCL	140,400	76,562
	Rojana Industrial Park PCL	322,357	53,812
	RS PCL	134,310	50,821
*	S Hotels & Resorts PCL	202,000	13,263
	Sabina PCL	46,985	31,896
	Saha Pathana Inter-Holding PCL	18,900	35,494
	Saha Pathanapibul PCL	6,200	10,695
	Sahamitr Pressure Container PCL	69,300	20,438
	Saha-Union PCL	22,400	18,852
*	Samart Corp. PCL	126,000	15,284
	Sansiri PCL	4,857,500	206,774
	Sappe PCL	33,800	71,705
	SC Asset Corp. PCL	708,025	66,582
	SCB X PCL	77,300	211,840
	SCG Ceramics PCL	312,000	18,750
	SCG Packaging PCL	77,700	77,824
	SCGJWD Logistics PCL	79,300	25,593
	Sena Development PCL	241,700	15,870
	Sermsang Power Corp. Co. Ltd.	81,457	13,031
	Siam Cement PCL, NVDR	5,100	40,865
	Siam Cement PCL	25,700	205,929
	Siam City Cement PCL	16,168	60,052
	Siam Global House PCL	94,734	41,644
*	Siam Wellness Group Pcl, Class F	90,400	29,930
	Siamgas & Petrochemicals PCL	221,200	48,927
	Sikarin PCL, Class F	215,200	62,867
	Singer Thailand PCL	51,800	12,538
	Singha Estate PCL	1,148,100	28,110
	Sino-Thai Engineering & Construction PCL	203,400	48,385
	SISB PCL	9,500	7,731
*††	SMI Holdings Group Ltd.	336,796	0

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SNC Former PCL	49,100	$13,251
	Somboon Advance Technology PCL	74,100	36,491
	SPCG PCL	175,825	63,105
	Sri Trang Agro-Industry PCL	346,740	138,918
	Sri Trang Gloves Thailand PCL	340,700	55,452
	Srinanaporn Marketing PCL	92,100	41,511
	Srisawad Capital 1969 PCL	337,200	33,399
	Srisawad Corp. PCL	152,467	176,042
	Srivichai Vejvivat PCL	95,700	19,703
	Star Petroleum Refining PCL	482,813	99,404
	Stars Microelectronics Thailand PCL	165,500	22,194
*	STP & I PCL	412,920	31,708
	Supalai PCL	498,100	254,992
*	Super Energy Corp. PCL	5,584,020	66,805
	Susco PCL	111,200	13,984
	SVI PCL	101,500	19,627
	Synnex Thailand PCL	61,700	15,879
*	Syntec Construction PCL	242,400	10,319
	Taokaenoi Food & Marketing PCL, Class F	153,600	44,017
	Tata Steel Thailand PCL	988,400	22,000
	Thai Nakarin Hospital PCL	12,500	12,172
	Thai Oil PCL	234,784	307,014
*	Thai Reinsurance PCL	297,000	6,445
	Thai Solar Energy PCL, Class F	312,228	14,855
	Thai Stanley Electric PCL, Class F	8,800	43,703
	Thai Union Group PCL, Class F	547,800	205,754
	Thai Vegetable Oil PCL	181,150	106,344
	Thai Wah PCL, Class F	134,500	15,043
	Thaicom PCL	188,200	65,452
	Thaifoods Group PCL, Class F	489,900	43,616
	Thaire Life Assurance PCL, Class F	200,486	17,626
	Thanachart Capital PCL	97,700	133,193
	Thonburi Healthcare Group PCL	74,300	128,683
	Thoresen Thai Agencies PCL	544,900	78,076
	Tipco Asphalt PCL	208,200	108,901
	TIPCO Foods PCL	132,600	33,756
	Tisco Financial Group PCL, NVDR	31,000	83,015
	Tisco Financial Group PCL	37,100	99,350
	TKS Technologies PCL	86,100	15,810
	TMBThanachart Bank PCL	2,923,949	135,856
	TMT Steel PCL	109,200	18,381
	TOA Paint Thailand PCL	97,300	58,473
	TPI Polene PCL	2,384,500	91,552
	TPI Polene Power PCL	1,084,900	99,608
	TQM Alpha PCL	101,700	86,300
	True Corp. PCL	1,570,393	264,336
	TTCL PCL	75,100	7,773
	TTW PCL	254,500	64,081
	Union Auction PCL	164,600	45,566
	United Paper PCL	73,700	21,940
	Univanich Palm Oil PCL	127,800	29,334
	Univentures PCL	363,800	20,851
	Vanachai Group PCL	72,500	7,463
	VGI PCL	637,050	34,030
	WHA Corp. PCL	528,700	73,548
	WHA Utilities & Power PCL	205,600	21,051
	WICE Logistics PCL	72,700	12,541
	Workpoint Entertainment PCL	33,320	9,827
*	Xspring Capital PCL	1,577,100	38,613

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	YGGDRAZIL Group PCL	78,400	$16,359

TOTAL THAILAND			20,662,418

TURKEY — (0.3%)
	Akbank TAS	274,538	286,002
	Aksa Akrilik Kimya Sanayii AS	84,735	265,399
	Aksa Enerji Uretim AS	135,820	168,049
	Alarko Holding AS	38,338	137,118
*	Albaraka Turk Katilim Bankasi AS	411,937	60,549
	Alkim Alkali Kimya AS	26,857	35,576
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	124,526
	Anadolu Efes Biracilik Ve Malt Sanayii AS	13,237	46,657
	Anadolu Hayat Emeklilik AS	37,705	62,557
	Arcelik AS	46,477	222,991
	Aselsan Elektronik Sanayi Ve Ticaret AS	20,836	30,428
	Bera Holding AS	237,186	143,270
	BIM Birlesik Magazalar AS	40,857	392,932
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,522	343,320
	Borusan Yatirim ve Pazarlama AS	421	34,587
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	9,894
	Cimsa Cimento Sanayi VE Ticaret AS	101,808	131,886
	Coca-Cola Icecek AS	30,091	391,464
	Dogan Sirketler Grubu Holding AS	492,406	238,248
	EGE Endustri VE Ticaret AS	351	109,807
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	64,123
Ω	Enerjisa Enerji AS	61,562	105,697
	Enka Insaat ve Sanayi AS	92,855	99,623
*	Eregli Demir ve Celik Fabrikalari TAS	35,118	47,013
*	Fenerbahce Futbol AS	1	5
	Ford Otomotiv Sanayi AS	11,312	314,324
*	Global Yatirim Holding AS	120,279	51,087
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	50,964
	GSD Holding AS	65,759	8,902
#*	Gubre Fabrikalari TAS	6,467	74,964
*	Hektas Ticaret TAS	241,840	187,650
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	32,484
*	Is Finansal Kiralama AS	35,715	15,374
	Is Yatirim Menkul Degerler AS, Class A	413,087	617,670
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	38,641	29,082
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	198,891	175,509
	KOC Holding AS	38,439	185,933
	Kordsa Teknik Tekstil AS	17,841	52,602
#	Koza Altin Isletmeleri AS	221,214	171,764
*	Koza Anadolu Metal Madencilik Isletmeleri AS	38,753	72,038
	Logo Yazilim Sanayi Ve Ticaret AS	41,360	93,462
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	34,528	116,398
	Migros Ticaret AS	38,967	464,837
*Ω	MLP Saglik Hizmetleri AS	5,480	29,605
*	NET Holding AS	46,404	32,768
	Nuh Cimento Sanayi AS	13,762	166,335
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	49,965
*	Otokar Otomotiv Ve Savunma Sanayi AS	9,995	140,818
*	Oyak Cimento Fabrikalari AS	17,621	44,314
*	Pegasus Hava Tasimaciligi AS	8,731	217,544
*	Petkim Petrokimya Holding AS	190,463	132,572
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	124,251	138,425
	Sekerbank Turk AS	221,351	52,144
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	116,740
	Sok Marketler Ticaret AS	14,028	29,653

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	TAV Havalimanlari Holding AS	65,236	$264,209
	Tekfen Holding AS	54,325	78,392
*	Teknosa Ic Ve Dis Ticaret AS	29,428	33,036
	Tofas Turk Otomobil Fabrikasi AS	33,556	285,301
*	Turk Hava Yollari AO	151,960	1,166,732
*	Turk Telekomunikasyon AS	64,091	43,516
*	Turkcell Iletisim Hizmetleri AS	237,210	402,265
	Turkiye Petrol Rafinerileri AS	37,450	187,888
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	32,161
	Turkiye Sise ve Cam Fabrikalari AS	216,994	363,568
*	Turkiye Vakiflar Bankasi TAO, Class D	140,334	80,915
*	Ulker Biskuvi Sanayi AS	49,077	125,753
*	Vestel Elektronik Sanayi ve Ticaret AS	32,970	71,089
	Yapi ve Kredi Bankasi AS	548,219	334,585
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	65,177
*	Zorlu Enerji Elektrik Uretim AS	297,691	55,697

TOTAL TURKEY			11,007,932

UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	412,884	902,267
	Abu Dhabi Islamic Bank PJSC	444,765	1,246,293
	Abu Dhabi National Hotels	1,034,210	270,635
	Abu Dhabi National Insurance Co. PSC	21,800	35,796
	Abu Dhabi National Oil Co. for Distribution PJSC	556,209	508,858
*	Abu Dhabi Ports Co. PJSC	22,825	37,095
	Abu Dhabi Ship Building Co. PJSC	10,866	11,793
	ADNOC Drilling Co. PJSC	398,956	395,440
	Agthia Group PJSC	119,231	144,571
	Air Arabia PJSC	731,475	522,028
*	Ajman Bank PJSC	453,931	253,293
*	AL Seer Marine Supplies & Equipment Co. LLC	40,528	89,020
	AL Yah Satellite Communications Co-PJSC-Yah Sat	250,155	173,006
	Aldar Properties PJSC	534,657	757,371
*	Alpha Dhabi Holding PJSC	11,516	59,158
	Amanat Holdings PJSC	473,891	128,371
*	Amlak Finance PJSC	316,009	68,457
*	Apex Investment Co. PSC	174,107	85,869
*††	Arabtec Holding PJSC	67,000	0
	Aramex PJSC	243,314	152,572
	Burjeel Holdings PLC	280,689	222,416
	Dana Gas PJSC	1,504,716	331,926
*	Deyaar Development PJSC	530,218	84,994
	Dubai Electricity & Water Authority PJSC	703,501	455,754
	Dubai Financial Market PJSC	319,342	113,884
	Dubai Investments PJSC	803,561	493,784
	Dubai Islamic Bank PJSC	925,076	1,360,037
	Emaar Development PJSC	415,278	700,811
	Emaar Properties PJSC	1,567,224	2,855,143
	Emirates Driving Co.	3,768	26,671
	Emirates Integrated Telecommunications Co. PJSC	193,157	282,882
	Emirates NBD Bank PJSC	395,877	1,827,475
	Emirates Telecommunications Group Co. PJSC	221,786	1,114,689
*	EMSTEEL Building Materials PJSC	689,064	253,417
*	Eshraq Investments PJSC	555,277	65,823
	Fertiglobe PLC	423,705	370,502
	First Abu Dhabi Bank PJSC	163,543	564,656
*	Ghitha Holding PJSC	7,330	76,648
*	Gulf Navigation Holding PJSC	41,242	80,932
*	Gulf Pharmaceutical Industries PSC	102,715	21,575

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Manazel PJSC	560,892	$55,302
*	Multiply Group PJSC	441,013	408,646
*	National Corp. for Tourism & Hotels	71,717	55,977
*	Palms Sports PrJSC	10,658	37,428
*	RAK Properties PJSC	431,444	125,779
	Ras Al Khaimah Ceramics	179,040	118,457
*	Shuaa Capital PSC	558,798	39,754
	TECOM Group PJSC	37,965	26,879
*	Union Properties PJSC	961,862	86,613

TOTAL UNITED ARAB EMIRATES			18,100,747

UNITED KINGDOM — (8.4%)
	3i Group PLC	173,852	4,099,008
	4imprint Group PLC	8,383	513,051
	abrdn PLC	529,844	1,011,523
*	accesso Technology Group PLC	4,553	30,716
	Accrol Group Holdings PLC	39,384	14,618
*	Accsys Technologies PLC	1,612	1,250
	Admiral Group PLC	41,894	1,244,785
	Advanced Medical Solutions Group PLC	33,917	79,854
	AG Barr PLC	22,741	135,906
Ω	Airtel Africa PLC	335,725	462,474
	AJ Bell PLC	77,943	240,028
Ω	Alfa Financial Software Holdings PLC	32,485	59,248
	Alliance Pharma PLC	108,493	52,957
*	Alphawave IP Group PLC	8,835	10,531
	Anglo American PLC	75,585	1,925,874
	Anglo-Eastern Plantations PLC	5,576	47,614
#	Anglogold Ashanti PLC	18,825	335,838
	Antofagasta PLC	26,624	435,343
	Argentex Group PLC	11,174	10,662
*	Ascential PLC	92,003	293,112
	Ashmore Group PLC	87,647	180,830
	Ashtead Group PLC	59,188	3,394,576
*	ASOS PLC	1,336	6,454
	Associated British Foods PLC	42,973	1,060,060
	AstraZeneca PLC, Sponsored ADR	92,295	5,835,813
	AstraZeneca PLC	19,840	2,484,040
	Atalaya Mining PLC	19,877	72,427
*	Auction Technology Group PLC	9,960	67,924
Ω	Auto Trader Group PLC	197,470	1,493,712
	Aviva PLC	316,219	1,531,629
	Avon Rubber PLC	7,418	77,043
	B&M European Value Retail SA	226,592	1,458,740
*	Babcock International Group PLC	257,987	1,227,509
	BAE Systems PLC	116,081	1,560,867
Ω	Bakkavor Group PLC	63,468	68,033
	Balfour Beatty PLC	170,034	640,836
	Bank of Georgia Group PLC	16,230	657,107
	Barclays PLC, Sponsored ADR	188,100	1,209,483
	Barclays PLC	992,516	1,593,034
	Barratt Developments PLC	233,527	1,177,722
	Beazley PLC	109,699	687,194
	Begbies Traynor Group PLC	13,528	19,165
	Bellway PLC	41,745	1,062,356
	Berkeley Group Holdings PLC	24,076	1,183,495
	Bloomsbury Publishing PLC	27,878	135,011
	Bodycote PLC	87,281	610,470
#*	boohoo Group PLC	222,867	85,278

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	BP PLC, Sponsored ADR	396,055	$14,487,692
	BP PLC	266,095	1,624,779
	Braemar PLC	11,607	32,871
	Breedon Group PLC	32,734	124,664
Ω	Bridgepoint Group PLC	42,049	93,022
	British American Tobacco PLC	127,371	3,804,878
	Britvic PLC	102,140	1,041,887
	Brooks Macdonald Group PLC	2,494	54,180
	BT Group PLC	2,096,487	2,879,370
	Bunzl PLC	25,699	916,842
	Burberry Group PLC	63,689	1,312,633
	Burford Capital Ltd.	48,896	604,554
	Bytes Technology Group PLC	103,650	624,602
	C&C Group PLC	116,697	197,729
*	Capita PLC	396,458	80,863
	Capital Ltd.	31,919	30,472
	Capricorn Energy PLC	69,684	132,305
*	Card Factory PLC	119,515	141,066
*	Carnival PLC	4,905	50,342
*	Carnival PLC, ADR	650	6,734
	Castings PLC	1,541	6,938
	Centamin PLC	887,814	889,832
	Central Asia Metals PLC	37,001	73,501
	Centrica PLC	2,036,747	3,898,937
	Chemring Group PLC	52,057	177,272
	Chesnara PLC	120,120	369,385
	Clarkson PLC	4,322	139,066
	Close Brothers Group PLC	71,560	694,706
Ω	CMC Markets PLC	51,240	58,776
	Coats Group PLC	354,285	291,118
	Coca-Cola HBC AG	13,388	347,575
	Cohort PLC	4,887	28,461
	Compass Group PLC	87,291	2,200,716
	Computacenter PLC	27,087	847,206
Ω	ConvaTec Group PLC	174,247	433,001
	Costain Group PLC	61,092	37,729
	Cranswick PLC	16,543	703,372
	Crest Nicholson Holdings PLC	104,000	202,423
	Croda International PLC	8,330	443,968
	Currys PLC	804,366	438,076
	CVS Group PLC	16,694	298,057
*	Darktrace PLC	31,445	134,183
	DCC PLC	24,309	1,350,462
*	De La Rue PLC	20,230	14,360
#*Ω	Deliveroo PLC	157,485	249,174
	DFS Furniture PLC	55,887	69,924
#	Diageo PLC, Sponsored ADR	20,164	3,095,174
	Diageo PLC	46,858	1,771,981
	Diploma PLC	26,304	911,981
*	Direct Line Insurance Group PLC	459,415	847,049
	DiscoverIE Group PLC	13,612	102,297
	Diversified Energy Co. PLC	173,085	140,807
	Domino’s Pizza Group PLC	110,666	461,765
	dotdigital group PLC	20,752	18,189
	Dowlais Group PLC	313,752	381,988
	Dr Martens PLC	55,801	79,115
	Drax Group PLC	158,338	813,505
	DS Smith PLC	485,443	1,683,744
	Dunelm Group PLC	41,981	497,892

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	easyJet PLC	69,018	$307,887
	Ecora Resources PLC	55,621	58,084
	EKF Diagnostics Holdings PLC	10,269	3,342
*	Elementis PLC	225,641	324,833
	Energean PLC	25,047	259,359
*	EnQuest PLC	686,836	135,040
	Entain PLC	42,328	480,524
	Epwin Group PLC	22,733	17,423
	Essentra PLC	79,859	144,300
*††	Evraz PLC	100,308	0
	Experian PLC	77,157	2,340,850
	FDM Group Holdings PLC	26,848	142,437
*	Ferrexpo PLC	68,259	62,737
	Firstgroup PLC	258,703	497,848
	Flowtech Fluidpower PLC	12,279	12,176
Ω	Forterra PLC	64,879	106,361
	Foxtons Group PLC	87,948	40,176
*	Frasers Group PLC	49,437	483,147
	Fresnillo PLC	26,391	177,627
*	Frontier Developments PLC	904	2,650
	Fuller Smith & Turner PLC, Class A	14,301	98,006
*	Fund Technologies PLC	3,342	34,964
*Ω	Funding Circle Holdings PLC	9,016	3,733
	Future PLC	7,757	83,756
	Galliford Try Holdings PLC	22,850	60,136
	Games Workshop Group PLC	11,619	1,396,981
*	Gaming Realms PLC	6,673	2,678
	Gamma Communications PLC	13,759	175,308
	GB Group PLC	33,654	97,799
*	Gem Diamonds Ltd.	49,479	6,598
	Genel Energy PLC	50,158	49,885
	Genuit Group PLC	68,103	219,729
*	Georgia Capital PLC	13,863	155,414
	Glencore PLC	1,575,387	8,344,547
*Ω	Global Ports Holding PLC	481	1,304
	Gooch & Housego PLC	3,971	24,171
	Grafton Group PLC	62,669	589,925
	Grainger PLC	251,989	697,437
*	Greencore Group PLC	149,646	163,940
	Greggs PLC	41,462	1,195,914
	GSK PLC	149,747	2,669,511
#	GSK PLC, Sponsored ADR	79,319	2,831,688
	Gulf Keystone Petroleum Ltd.	80,045	117,939
*Ω	Gym Group PLC	43,433	53,346
	H&T Group PLC	4,726	28,077
	Haleon PLC	146,203	585,994
#	Haleon PLC, ADR	61,528	497,762
	Halfords Group PLC	98,895	241,683
	Halma PLC	23,348	525,058
	Harbour Energy PLC	88,243	272,744
	Hargreaves Lansdown PLC	117,227	1,009,611
	Hargreaves Services PLC	7,815	40,579
	Harworth Group PLC	45,760	55,092
	Hays PLC	426,444	499,728
	Headlam Group PLC	18,512	40,758
	Helical PLC	54,416	127,102
*	Helios Towers PLC	182,104	134,320
	Henry Boot PLC	23,180	48,718
	Hikma Pharmaceuticals PLC	41,141	953,217

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Hill & Smith PLC	26,470	$530,619
	Hilton Food Group PLC	19,335	153,745
	Hiscox Ltd.	77,992	890,537
*	Hochschild Mining PLC	113,067	128,807
	Hollywood Bowl Group PLC	52,541	159,660
*Ω	Hostelworld Group PLC	8,283	10,860
	Howden Joinery Group PLC	194,268	1,508,705
#	HSBC Holdings PLC, Sponsored ADR	230,666	8,380,096
Ω	HSS Hire Group PLC	131,944	17,568
	Hunting PLC	55,965	197,030
Ω	Ibstock PLC	125,965	187,544
	IDOX PLC	32,237	24,281
	IG Group Holdings PLC	130,746	1,015,713
	IMI PLC	106,130	1,895,380
	Impax Asset Management Group PLC	19,265	90,398
	Imperial Brands PLC	131,018	2,791,229
	Inchcape PLC	180,021	1,459,515
*	Indivior PLC	61,194	1,173,252
	Informa PLC	156,879	1,359,272
	IntegraFin Holdings PLC	57,216	152,295
#	InterContinental Hotels Group PLC, ADR	13,252	955,896
	InterContinental Hotels Group PLC	2,901	205,557
	Intermediate Capital Group PLC	59,953	954,504
*	International Distributions Services PLC	329,848	1,013,863
	International Personal Finance PLC	92,672	147,495
	Intertek Group PLC	40,893	1,904,534
	Investec PLC	174,636	972,360
	iomart Group PLC	8,930	16,288
	IP Group PLC	380,315	203,020
#*	IQE PLC	207,859	34,503
#*	ITM Power PLC	11,679	9,195
	ITV PLC	1,139,168	886,995
*	IWG PLC	286,038	458,954
*	J D Wetherspoon PLC	20,091	154,422
	J Sainsbury PLC	505,272	1,580,904
*	James Fisher & Sons PLC	16,129	58,345
	James Halstead PLC	15,254	35,560
	JD Sports Fashion PLC	478,660	744,237
	JET2 PLC	20,824	254,485
*	John Wood Group PLC	248,057	429,579
	Johnson Matthey PLC	48,197	876,182
	Johnson Service Group PLC	66,363	103,368
	Jupiter Fund Management PLC	194,957	186,237
*Ω	Just Eat Takeaway.com NV	10,655	129,637
	Just Group PLC	395,939	364,233
	Kainos Group PLC	23,047	314,728
	Keller Group PLC	53,847	508,814
*	Kier Group PLC	156,088	191,355
*	Kin & Carta PLC	52,841	69,045
	Kingfisher PLC	509,615	1,301,310
	Kitwave Group PLC	3,570	10,861
	Knights Group Holdings PLC	2,097	2,209
	Lancashire Holdings Ltd.	82,242	567,871
	Learning Technologies Group PLC	4,309	3,240
	Legal & General Group PLC	691,879	1,782,628
*	Liberty Global PLC, Class A	4,558	70,915
#*	Liberty Global PLC, Class C	11,158	189,235
	Liontrust Asset Management PLC	6,781	46,250
	Lloyds Banking Group PLC	4,263,594	2,075,086

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Lloyds Banking Group PLC, ADR	445,560	$851,020
	Lok’nStore Group PLC	2,416	20,209
	London Stock Exchange Group PLC	12,907	1,302,252
	LSL Property Services PLC	21,252	61,013
Ω	Luceco PLC	17,334	23,615
	M&C Saatchi PLC	17,375	25,902
	M&G PLC	537,791	1,298,675
	Macfarlane Group PLC	47,125	57,697
	Man Group PLC	521,841	1,395,213
*	Marks & Spencer Group PLC	630,137	1,663,927
	Marshalls PLC	77,169	194,104
*	Marston’s PLC	338,990	119,830
	Me Group International PLC	131,516	224,410
	Mears Group PLC	42,446	132,855
	Melrose Industries PLC	313,752	1,786,432
#*	Metro Bank Holdings PLC	34,840	18,196
	Midwich Group PLC	11,791	55,475
*	Mitchells & Butlers PLC	180,554	455,735
	Mitie Group PLC	354,992	426,079
	MJ Gleeson PLC	15,205	74,499
	Mobico Group PLC	223,611	170,352
	Mondi PLC	101,319	1,638,885
	Moneysupermarket.com Group PLC	187,383	591,322
*	Moonpig Group PLC	5,222	10,479
	Morgan Advanced Materials PLC	113,912	312,104
	Morgan Sindall Group PLC	15,768	361,117
	Mortgage Advice Bureau Holdings Ltd.	2,481	17,072
*	Motorpoint group PLC	16,165	15,559
	MP Evans Group PLC	4,658	42,074
*	N Brown Group PLC	24,360	5,625
	National Grid PLC	37,042	441,651
	National Grid PLC, Sponsored ADR	24,845	1,494,427
	NatWest Group PLC	280,483	610,279
#	NatWest Group PLC, Sponsored ADR	158,532	695,958
	NCC Group PLC	76,123	98,792
	Next 15 Group PLC	22,775	174,975
	Next PLC	15,976	1,339,466
	Ninety One PLC	119,678	230,236
	Norcros PLC	11,902	20,614
*	Ocado Group PLC	38,423	218,055
*Ω	On the Beach Group PLC	11,771	13,621
	OSB Group PLC	104,275	380,713
	Oxford Instruments PLC	14,863	326,074
	Pagegroup PLC	131,499	602,618
	Pan African Resources PLC	546,500	107,564
	Paragon Banking Group PLC	89,126	480,748
	PayPoint PLC	31,673	205,440
#	Pearson PLC, Sponsored ADR	104,514	1,206,092
*	Pendragon PLC	508,536	198,977
	Pennon Group PLC	55,562	491,390
	Persimmon PLC	98,528	1,220,171
*	Petra Diamonds Ltd.	17,278	9,405
#*	Petrofac Ltd.	114,585	65,540
	Pets at Home Group PLC	189,585	648,186
	Pharos Energy PLC	110,586	30,299
	Phoenix Group Holdings PLC	140,348	775,267
*	Phoenix Spree Deutschland Ltd.	8,343	15,838
*	Playtech PLC	71,742	342,592
	Plus500 Ltd.	34,070	584,457

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Polar Capital Holdings PLC	17,189	$87,244
	Porvair PLC	2,540	16,684
	PPHE Hotel Group Ltd.	3,538	44,123
	Premier Foods PLC	346,159	492,646
	Prudential PLC, ADR	34,364	720,269
	Prudential PLC	101,015	1,056,251
*	PureTech Health PLC	62,112	115,070
	PZ Cussons PLC	72,670	118,328
	QinetiQ Group PLC	154,165	621,493
Ω	Quilter PLC	481,384	468,440
*	Rank Group PLC	70,508	57,757
	Rathbones Group PLC	9,158	167,060
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	128,364	119,297
	Reckitt Benckiser Group PLC	42,340	2,832,839
	Record PLC	26,759	21,601
	Redde Northgate PLC	105,638	432,107
	Redrow PLC	130,235	771,776
	RELX PLC, Sponsored ADR	52,014	1,812,674
	RELX PLC	86,730	3,027,458
	Renew Holdings PLC	2,854	24,809
*	Renewi PLC	29,278	209,160
	Renishaw PLC	7,254	272,546
*	Renold PLC	76,389	25,992
	Rentokil Initial PLC	125,129	637,218
*	Restaurant Group PLC	260,091	214,916
	RHI Magnesita NV	16,629	516,650
	Ricardo PLC	11,713	62,637
	Rightmove PLC	182,410	1,051,890
	Rio Tinto PLC	2,919	186,234
#	Rio Tinto PLC, Sponsored ADR	57,305	3,687,004
*	RM PLC	3,746	2,364
	Robert Walters PLC	14,202	65,225
*	Rockhopper Exploration PLC	3,933	612
*	Rolls-Royce Holdings PLC	715,431	1,883,174
	Rotork PLC	242,247	866,256
	RS Group PLC	89,755	740,696
	RWS Holdings PLC	79,120	200,122
	S&U PLC	1,185	30,676
*	S4 Capital PLC	21,078	16,287
Ω	Sabre Insurance Group PLC	54,083	96,628
*	Saga PLC	40,900	54,835
	Sage Group PLC	73,574	869,189
*††	Savannah Energy PLC	205,545	65,580
	Savills PLC	56,587	542,094
	Schroders PLC	116,098	522,795
	ScS Group PLC	4,075	13,474
	Senior PLC	105,948	201,165
	Serco Group PLC	393,560	683,780
	Serica Energy PLC	45,102	127,752
	Severfield PLC	57,420	43,108
	Severn Trent PLC	39,741	1,283,956
	Shell PLC	37,847	1,219,690
#	Shell PLC, ADR	433,805	28,258,058
*	SIG PLC	245,058	81,292
*	Sigmaroc PLC	27,571	16,302
	Sirius Real Estate Ltd.	246,283	239,301
	Smart Metering Systems PLC	18,350	142,832
	Smith & Nephew PLC, Sponsored ADR	3,616	80,420

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Smith & Nephew PLC	34,340	$384,303
	Smiths Group PLC	37,720	739,901
	Softcat PLC	44,711	688,776
*	SolGold PLC	234,479	27,242
	Spectris PLC	22,012	831,766
	Speedy Hire PLC	195,133	71,694
	Spirax-Sarco Engineering PLC	4,718	470,938
Ω	Spire Healthcare Group PLC	93,859	243,610
	Spirent Communications PLC	160,726	190,428
	SSE PLC	53,357	1,060,393
*	SSP Group PLC	220,541	482,671
	St. James’s Place PLC	83,642	652,055
	Standard Chartered PLC	310,696	2,382,209
	SThree PLC	35,092	149,811
	Strix Group PLC	44,538	31,445
*††	Studio Retail Group PLC	7,838	0
	STV Group PLC	6,164	13,844
*	Superdry PLC	28,193	12,029
*	Synthomer PLC	59,262	136,911
	Tate & Lyle PLC	102,776	788,617
	Tatton Asset Management PLC	4,491	25,147
	Taylor Wimpey PLC	1,199,516	1,620,117
	TBC Bank Group PLC	10,766	351,844
	Team Internet Group PLC	13,235	19,906
	Telecom Plus PLC	21,520	403,418
	TEN Entertainment Group PLC	6,849	24,618
	Tesco PLC	918,715	3,014,816
*	THG PLC	233,920	199,700
Ω	TI Fluid Systems PLC	81,299	122,273
	Topps Tiles PLC	69,344	39,894
	TP ICAP Group PLC	285,348	546,370
	Travis Perkins PLC	126,868	1,143,100
#*	Tremor International Ltd., ADR	968	3,243
	Tribal Group PLC	9,048	7,096
	Trifast PLC	24,484	19,948
	TT Electronics PLC	80,929	155,432
#*	Tullow Oil PLC	313,425	126,790
	Tyman PLC	53,673	158,650
	Unilever PLC, Sponsored ADR	89,020	4,215,097
	Unilever PLC	47,539	2,249,650
	United Utilities Group PLC	82,484	1,066,812
	Vanquis Banking Group PLC	77,415	108,826
	Vertu Motors PLC	184,858	171,011
	Vesuvius PLC	81,879	401,772
*	Victoria PLC	2,360	9,238
	Victorian Plumbing Group PLC	1,261	1,174
	Victrex PLC	14,920	249,967
	Videndum PLC	10,933	41,173
	Virgin Money U.K. PLC	435,964	792,047
	Vistry Group PLC	117,409	1,011,985
	Vodafone Group PLC	3,605,212	3,318,733
	Vodafone Group PLC, Sponsored ADR	1,833	16,937
	Volex PLC	3,671	12,623
	Volution Group PLC	31,574	139,283
	Vp PLC	1,242	7,543
*Ω	Watches of Switzerland Group PLC	76,240	465,489
	Watkin Jones PLC	52,943	22,834
	Weir Group PLC	43,953	912,929
	WH Smith PLC	44,953	634,929

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Whitbread PLC	38,989	$1,580,931
	Wickes Group PLC	91,550	142,857
	Wilmington PLC	5,594	22,232
	Wincanton PLC	43,153	132,661
*	Wise PLC, Class A	21,012	170,780
*Ω	Wizz Air Holdings PLC	1,105	20,830
	WPP PLC, Sponsored ADR	429	18,460
	WPP PLC	58,157	500,803
*	Xaar PLC	14,848	30,498
	XPS Pensions Group PLC	15,239	39,483
	Young & Co.’s Brewery PLC	3,298	30,446
	Young & Co.’s Brewery PLC, Class A	7,260	91,574

TOTAL UNITED KINGDOM			286,276,369

UNITED STATES — (0.4%)
	ADTRAN Holdings, Inc.	21,109	139,652
	CRH PLC	154,276	8,264,565
	Ferguson PLC	19,811	2,975,702
*	Newmont Corp., CDI	42,860	1,642,426
	Noble Corp. PLC	5,711	264,621
*††	Rexlot Holdings	4,800,000	0
	Sempra	2,372	173,010

TOTAL UNITED STATES			13,459,976

TOTAL COMMON STOCKS			3,283,084,393

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
*	Alpargatas SA	34,100	55,799
	Banco ABC Brasil SA, 6.373%	31,360	116,377
	Banco ABC Brasil SA	1,635	6,450
Ω	Banco BMG SA, 7.152%	61,187	28,034
	Banco Bradesco SA, 7.205%	259,663	720,521
	Banco do Estado do Rio Grande do Sul SA Class B, 8.640%	85,225	184,252
	Banco Pan SA, 3.575%	115,999	161,744
	Banco Pine SA, 4.621%	14,400	10,025
*	Braskem SA Class A	10,178	32,441
	Centrais Eletricas Brasileiras SA Class B, 3.885%	19,800	151,001
	Centrais Eletricas de Santa Catarina SA, 9.337%	1,700	20,996
	Cia de Ferro Ligas da Bahia FERBASA, 6.731%	19,968	192,600
	Cia de Saneamento do Parana, 8.566%	227,298	196,563
	Cia Energetica de Minas Gerais, 9.413%	224,832	523,534
	Cia Energetica do Ceara Class A, 0.771%	3,900	30,895
	Cia Paranaense de Energia, 8.364%	237,500	395,225
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 5.014%	47,168	198,243
	Eucatex SA Industria e Comercio, 6.424%	26,314	64,196
	Gerdau SA, 14.599%	188,042	811,955
	Grazziotin SA, 8.054%	357	1,813
	Itau Unibanco Holding SA, 5.576%	219,865	1,169,590
	Marcopolo SA, 7.137%	219,947	228,596
	Petroleo Brasileiro SA, 10.467%	801,184	5,520,530
	Raizen SA, 6.241%	333,771	240,311
	Randon SA Implementos e Participacoes, 4.690%	71,363	154,425
	Schulz SA, 4.046%	39,762	57,887
	Taurus Armas SA, 9.430%	20,900	61,352
	Track & Field Co. SA, 1.546%	12,967	34,181
	Unipar Carbocloro SA Class B, 9.710%	24,817	350,074

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.974%	204,318	$267,872

	TOTAL BRAZIL		11,987,482

	CHILE — (0.0%)
	Embotelladora Andina SA Class B, 8.280%	87,181	177,271

	COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 6.302%	235,543	26,324
	Grupo de Inversiones Suramericana SA, 9.625%	6,485	18,923

	TOTAL COLOMBIA		45,247

	GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 10.623%	8,349	709,912
Ω	Dr Ing hc F Porsche AG, 1.220%	6,101	534,722
	Draegerwerk AG & Co. KGaA, 0.401%	3,655	184,324
	Einhell Germany AG, 2.224%	310	43,623
	FUCHS SE, 2.791%	21,128	858,115
	Henkel AG & Co. KGaA, 2.718%	19,539	1,409,448
	Jungheinrich AG, 2.686%	22,454	602,778
	Porsche Automobil Holding SE, 6.071%	18,681	836,126
#	Sartorius AG, 0.610%	3,063	767,710
	Sixt SE, 11.166%	7,889	454,542
	STO SE & Co. KGaA, 4.105%	1,089	141,663
	Villeroy & Boch AG, 6.857%	5,018	93,972
	Volkswagen AG, 27.853%	28,448	3,016,929

	TOTAL GERMANY		9,653,864

	INDIA — (0.0%)
	Sundaram Clayton Ltd	192	24
*	TVS Holdings Ltd	192,096	24,008

	TOTAL INDIA		24,032

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	30,882

	TOTAL PREFERRED STOCKS		21,918,778

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
*	Highfield Resources Ltd. Warrants 06/19/2024	424	0

	AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	12,809	0
*††	S Immo AG Rights	7,826	0
*	Strabag SE Rights	7,579	0

	BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	97	44
*	Grupo Casas Bahia SA Warrants 09/19/2024	185,942	1,475
*	Localiza Rent a Car SA Rights 11/10/2023	143	199

	TOTAL BRAZIL		1,718

	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	1,541	0

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (0.0%)
*	Finnair Oyj Rights 11/17/2023	60,042	$23,672

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	6,942	0

KUWAIT — (0.0%)
*	Gulf Bank KSCP Rights 11/12/2023	19,830	410

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	328,770	0

SOUTH KOREA — (0.0%)
*	Amicogen, Inc. Rights 12/05/2023	380	988
*	CosmoAM&T Co. Ltd. Rights 11/07/2023	83	1,020
*	Ecoplastic Corp. Rights 11/07/2023	1,988	2,362
*	Medipost Co. Ltd. Rights 11/01/2023	1,852	1,481

TOTAL SOUTH KOREA			5,851

SPAIN — (0.0%)
*	Vidrala SA Rights 11/08/2023	7,368	27,169

TAIWAN — (0.0%)
*	Concord International Securities Co. Ltd. Rights 11/24/2023	1,700	121
*	Farglory F T Z Investment Holding Co. Ltd. Rights	2,248	447
*	Gudeng Precision Industrial Co. Ltd. Rights 11/27/2023	393	436
*	Tai Tung Communication Co. Ltd. Rights 11/01/2023	2,578	32
*	Winbond Electronics Corp. Rights 11/03/2023	40,676	3,700

TOTAL TAIWAN			4,736

THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/2024	293,033	0
*	Cal-Comp Electronics Thailand PCL Rights 11/10/2023	850,574	473
*	Millcon Steel PCL Warrants 12/13/2024	176,825	246
*	Nusasiri PCL Warrants 07/04/2025	138,420	308

TOTAL THAILAND			1,027

TOTAL RIGHTS/WARRANTS			64,583

TOTAL INVESTMENT SECURITIES (Cost $2,998,790,394)			3,305,067,754

			Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	8,451,033	97,753,098

TOTAL INVESTMENTS — (100.0%) (Cost $3,096,544,170)			$3,402,820,852

As of October 31, 2023, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	132	12/15/23	$28,991,714	$27,800,850	$(1,190,864)

Total Futures Contracts			$28,991,714	$27,800,850	$(1,190,864)

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,648,688	$140,898,881	$14,341	$147,561,910
Austria	45,552	11,337,020	—	11,382,572
Belgium	483,165	24,666,042	—	25,149,207
Brazil	45,062,532	423,009	—	45,485,541
Canada	241,811,421	644,636	—	242,456,057
Cayman Islands	—	31,710	—	31,710
Chile	636,796	4,430,945	—	5,067,741
China	15,930,153	234,306,976	706,652	250,943,781
Colombia	1,139,640	32,960	—	1,172,600
Czech Republic	—	1,383,721	—	1,383,721
Denmark	—	67,875,632	—	67,875,632
Egypt	67,033	76,789	—	143,822
Finland	536,914	32,379,531	—	32,916,445
France	1,002,867	186,942,404	—	187,945,271
Germany	1,020,046	144,193,310	—	145,213,356
Greece	52,572	4,386,747	—	4,439,319
Hong Kong	26,004	43,787,374	24,947	43,838,325
Hungary	—	2,111,066	—	2,111,066
India	4,057,570	202,180,335	127,024	206,364,929
Indonesia	139,564	19,590,792	53,136	19,783,492
Ireland	—	13,292,186	—	13,292,186
Israel	1,267,742	16,173,023	—	17,440,765
Italy	96,007	64,879,874	—	64,975,881
Japan	1,671,544	515,614,623	—	517,286,167
Kuwait	2,332,510	551,583	—	2,884,093
Malaysia	—	17,103,293	—	17,103,293
Mexico	25,858,151	54,529	—	25,912,680
Netherlands	14,326,625	56,043,452	—	70,370,077
New Zealand	—	7,483,882	—	7,483,882
Norway	147,378	21,218,309	—	21,365,687
Peru	259,374	—	—	259,374
Philippines	18,307	7,200,212	31,855	7,250,374
Poland	—	11,957,065	—	11,957,065
Portugal	—	7,208,715	—	7,208,715
Qatar	—	9,087,126	—	9,087,126
Saudi Arabia	32,354	33,364,861	—	33,397,215
Singapore	—	24,261,765	24,440	24,286,205
South Africa	1,923,236	32,047,717	—	33,970,953
South Korea	716,760	132,261,303	162,318	133,140,381
Spain	750,037	54,861,257	—	55,611,294
Sweden	16,206	57,236,321	—	57,252,527
Switzerland	14,229,994	159,812,604	—	174,042,598
Taiwan	11,325,428	175,402,310	4,178	186,731,916
Thailand	19,342,793	1,319,625	—	20,662,418
Turkey	—	11,007,932	—	11,007,932
United Arab Emirates	—	18,100,747	—	18,100,747
United Kingdom	80,955,985	205,254,804	65,580	286,276,369
United States	9,906,991	3,552,985	—	13,459,976
Preferred Stocks
Brazil	11,959,448	28,034	—	11,987,482
Chile	—	177,271	—	177,271
Colombia	45,247	—	—	45,247
Germany	—	9,653,864	—	9,653,864
India	—	24,032	—	24,032
Philippines	—	30,882	—	30,882

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Brazil	—	$1,718	—	$1,718
Finland	—	23,672	—	23,672
Kuwait	—	410	—	410
South Korea	—	5,851	—	5,851
Spain	—	27,169	—	27,169
Taiwan	—	4,736	—	4,736
Thailand	—	1,027	—	1,027
Securities Lending Collateral	—	97,753,098	—	97,753,098
Futures Contracts**	$(1,190,864)	—	—	(1,190,864)

TOTAL	$514,651,770	$2,885,763,747	$1,214,471^	$3,401,629,988

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (98.1%)
AUSTRALIA — (4.8%)
	A2B Australia Ltd.	25,878	$25,160
	Accent Group Ltd.	114,524	136,787
	Acrow Formwork & Construction Services Ltd.	29,117	16,150
#	Adairs Ltd.	35,711	28,309
*	Adbri Ltd.	118,604	149,001
*	Ainsworth Game Technology Ltd.	37,289	24,647
*	Alkane Resources Ltd.	119,817	44,712
*	Alliance Aviation Services Ltd.	17,216	32,887
*	Alumina Ltd.	279,442	138,865
#*	AMA Group Ltd.	304,250	12,006
	AMP Ltd.	594,832	396,331
	Ampol Ltd.	42,888	869,672
	Ansell Ltd.	37,614	508,195
#*	Appen Ltd.	54,871	31,564
*	Ardent Leisure Group Ltd.	97,301	27,787
#	ARN Media Ltd.	46,336	23,235
	AUB Group Ltd.	10,850	186,332
*	Aurelia Metals Ltd.	386,915	23,223
	Aurizon Holdings Ltd.	443,295	965,547
*	Aussie Broadband Ltd.	15,638	38,959
	Austal Ltd.	102,095	110,244
#	Austin Engineering Ltd.	125,433	20,731
*	Australian Agricultural Co. Ltd.	93,256	73,722
#*	Australian Strategic Materials Ltd.	16,424	14,745
	Australian Vintage Ltd.	49,798	12,516
	Auswide Bank Ltd.	12,593	41,138
#	AVJennings Ltd.	29,896	4,563
	Bank of Queensland Ltd.	190,348	618,564
	Bapcor Ltd.	123,099	419,011
	Base Resources Ltd.	198,144	16,981
*	BCI Minerals Ltd.	184,277	32,788
	Beach Energy Ltd.	488,606	481,253
	Beacon Minerals Ltd.	563,983	9,596
	Bega Cheese Ltd.	86,735	153,682
	Bell Financial Group Ltd.	35,130	21,825
	Bendigo & Adelaide Bank Ltd.	152,298	843,791
	BlueScope Steel Ltd.	102,151	1,224,531
*	Boral Ltd.	70,875	203,183
	Bravura Solutions Ltd.	108,238	47,514
	Brickworks Ltd.	21,859	340,694
	Capitol Health Ltd.	168,805	20,883
	Capral Ltd.	4,333	22,922
	Cedar Woods Properties Ltd.	19,289	54,235
	Challenger Ltd.	143,343	534,477
	Champion Iron Ltd.	70,529	320,801
*	Clean Seas Seafood Ltd.	24,111	6,665
	Cleanaway Waste Management Ltd.	145,883	207,817
	ClearView Wealth Ltd.	27,271	9,090
	Codan Ltd.	14,992	74,359
	Collins Foods Ltd.	25,160	145,899
#*	Cooper Energy Ltd.	866,643	52,895
Ω	Coronado Global Resources, Inc., CDI	26,935	29,629
	Corporate Travel Management Ltd.	12,453	131,773
	Costa Group Holdings Ltd.	121,201	239,056
	CSR Ltd.	129,917	464,218
	Domain Holdings Australia Ltd.	57,445	124,520
	Downer EDI Ltd.	204,703	492,322

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Eagers Automotive Ltd.	4,223	$34,732
*	Earlypay Ltd.	25,704	3,609
	Elanor Investor Group	28,014	21,245
#	Elders Ltd.	48,090	181,468
	Emeco Holdings Ltd.	101,496	37,042
*	EML Payments Ltd.	118,962	85,985
	EQT Holdings Ltd.	7,323	116,390
	Estia Health Ltd.	60,522	117,337
	Eureka Group Holdings Ltd.	41,897	11,822
	Euroz Hartleys Group Ltd.	33,893	18,205
	Evolution Mining Ltd.	313,376	700,902
	EVT Ltd.	26,365	174,818
*	Experience Co. Ltd.	55,953	7,628
	Fenix Resources Ltd.	55,372	8,116
*	Finbar Group Ltd.	36,407	15,042
*	FleetPartners Group Ltd.	87,968	138,951
	Fleetwood Ltd.	26,550	27,972
#	G8 Education Ltd.	273,689	165,394
#*	Genesis Minerals Ltd.	60,521	55,640
*	Genex Power Ltd.	204,048	20,707
	Gold Road Resources Ltd.	255,374	303,561
*	Good Drinks Australia Ltd.	8,765	2,399
	GrainCorp Ltd., Class A	64,503	285,080
	Grange Resources Ltd.	55,647	14,722
	GUD Holdings Ltd.	41,227	280,356
	GWA Group Ltd.	67,545	73,590
#	Harvey Norman Holdings Ltd.	166,956	390,254
	Healius Ltd.	250,961	289,217
	Helia Group Ltd.	111,378	256,141
	Helloworld Travel Ltd.	5,910	8,850
	Horizon Oil Ltd.	246,669	24,383
	Iluka Resources Ltd.	101,280	467,686
	Imdex Ltd.	71,119	74,597
	Incitec Pivot Ltd.	529,948	925,121
	Insignia Financial Ltd.	174,848	229,960
	Integral Diagnostics Ltd.	48,369	81,927
	InvoCare Ltd.	28,223	227,133
	IVE Group Ltd.	53,279	62,685
	Jupiter Mines Ltd.	301,697	36,396
*	Karoon Energy Ltd.	148,269	238,759
	Kelsian Group Ltd.	23,547	90,557
	Lendlease Corp. Ltd.	167,420	663,065
	Lindsay Australia Ltd.	27,830	17,087
	MA Financial Group Ltd.	25,885	70,637
#	Maas Group Holdings Ltd.	18,477	40,284
#	Macmahon Holdings Ltd.	268,775	26,490
	Magellan Financial Group Ltd.	42,459	176,200
	MaxiPARTS Ltd.	13,315	22,135
#	Mayne Pharma Group Ltd.	20,830	48,602
	McPherson’s Ltd.	30,963	7,736
*	Mesoblast Ltd.	7,618	1,744
#*	Metals X Ltd.	140,780	25,086
#	Michael Hill International Ltd.	60,880	31,693
*	MMA Offshore Ltd.	94,336	75,920
	Monash IVF Group Ltd.	106,410	87,936
*	Mount Gibson Iron Ltd.	122,211	38,533
	Myer Holdings Ltd.	222,090	70,741
	MyState Ltd.	30,987	57,303
	New Hope Corp. Ltd.	149,079	548,624

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Newcrest Mining Ltd.	11,804	$176,785
	Nickel Industries Ltd.	470,938	224,208
	Nine Entertainment Co. Holdings Ltd.	351,345	414,021
	NRW Holdings Ltd.	115,605	184,656
	Nufarm Ltd.	122,249	337,799
*	Nuix Ltd.	45,051	40,192
	OM Holdings Ltd.	28,351	8,347
#*	Omni Bridgeway Ltd.	55,221	53,333
	oOh!media Ltd.	57,817	47,969
#	Paragon Care Ltd.	97,452	11,160
	Peet Ltd.	121,341	90,857
#*	Peninsula Energy Ltd.	112,007	8,541
#	PeopleIN Ltd.	9,866	9,439
#*	Perenti Ltd.	256,008	173,107
#	Perpetual Ltd.	26,347	322,101
	Perseus Mining Ltd.	369,302	394,584
*	PEXA Group Ltd.	38,288	265,563
	PointsBet Holdings Ltd.	52,612	25,395
	Premier Investments Ltd.	24,631	357,157
	Probiotec Ltd.	6,809	10,594
	Propel Funeral Partners Ltd.	10,928	30,992
	QANTM Intellectual Property Ltd.	10,224	6,050
	Qube Holdings Ltd.	416,478	706,230
#	Ramelius Resources Ltd.	378,205	392,812
*	Red 5 Ltd.	63,860	12,873
*	Regional Express Holdings Ltd.	9,110	4,942
*	Regis Resources Ltd.	244,070	264,219
	Reject Shop Ltd.	9,918	32,710
#	Reliance Worldwide Corp. Ltd.	190,448	424,501
*	Resolute Mining Ltd.	622,412	140,577
	Ridley Corp. Ltd.	73,183	102,830
*	Sandfire Resources Ltd.	189,549	719,007
	Select Harvests Ltd.	43,563	107,155
	Servcorp Ltd.	4,163	7,928
	Service Stream Ltd.	215,920	120,627
	Seven Group Holdings Ltd.	20,560	363,329
*	Seven West Media Ltd.	208,569	35,167
	SG Fleet Group Ltd.	19,134	30,792
	Shaver Shop Group Ltd.	17,609	11,455
	Sigma Healthcare Ltd.	336,346	137,970
#*	Silver Lake Resources Ltd.	262,048	172,363
	Sims Ltd.	47,006	374,702
	Southern Cross Electrical Engineering Ltd.	64,303	32,445
#	Southern Cross Media Group Ltd.	97,760	56,198
	Spartan Resources Ltd.	170,669	44,388
*††	SpeedCast International Ltd.	40,831	0
	SRG Global Ltd.	99,847	39,378
*	St Barbara Ltd.	241,440	26,607
#*	Star Entertainment Group Ltd.	661,139	223,344
*	Sunland Group Ltd.	37,093	1,718
	Super Retail Group Ltd.	41,570	349,783
*	Superloop Ltd.	189,230	73,199
#*	Syrah Resources Ltd.	29,569	12,575
	Tabcorp Holdings Ltd.	629,505	310,616
††	Ten Sixty Four Ltd.	76,973	10,254
#	Terracom Ltd.	96,200	22,672
	TPG Telecom Ltd.	16,111	53,145
	Tribune Resources Ltd.	2,830	5,686
*	Tuas Ltd.	29,329	38,755

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
Ω	Viva Energy Group Ltd.	244,761	$440,746
*	West African Resources Ltd.	281,064	130,593
*	Westgold Resources Ltd.	148,073	193,812
	Whitehaven Coal Ltd.	227,209	1,070,219
*††	Wiluna Mining Corp. Ltd.	13,267	320
	Worley Ltd.	84,337	881,614
#	Yancoal Australia Ltd.	76,776	235,758

TOTAL AUSTRALIA			31,227,061

AUSTRIA — (0.5%)
	Addiko Bank AG	2,488	33,393
	Agrana Beteiligungs AG	3,056	48,655
Ω	BAWAG Group AG	16,159	719,728
	Erste Group Bank AG	16,335	584,944
*	Eurotelesites AG	5,007	16,847
*	Lenzing AG	480	18,690
	Porr Ag	4,003	47,956
*	Raiffeisen Bank International AG	35,341	512,012
	Semperit AG Holding	1,695	27,471
	Strabag SE	763	30,073
	Telekom Austria AG	20,028	139,852
	UBM Development AG	983	21,077
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	245,315
	voestalpine AG	27,777	693,619
	Wienerberger AG	11,938	289,221
	Zumtobel Group AG	5,267	32,118

TOTAL AUSTRIA			3,460,971

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,826	1,013,340
	Ageas SA	52,470	2,015,521
*	AGFA-Gevaert NV	56,737	91,542
#	Atenor	663	9,439
	Bekaert SA	12,618	510,908
	bpost SA	31,716	171,978
	Cie d’Entreprises CFE	2,176	15,273
	Colruyt Group NV	12,680	524,768
	Deceuninck NV	26,971	64,555
	Deme Group NV	1,918	177,463
	Econocom Group SA	31,122	76,358
	Euronav NV	6,488	116,138
	Greenyard NV	6,487	37,244
	Immobel SA	1,012	28,136
	Jensen-Group NV	940	30,972
*	Ontex Group NV	29,953	219,164
	Proximus SADP	42,382	351,284
	Roularta Media Group NV	1,025	12,909
	Sipef NV	1,661	92,147
	Solvay SA	10,559	1,116,251
	Tessenderlo Group SA	1,183	34,434
	VGP NV	1,080	87,919
	Viohalco SA	1,948	10,019
	What’s Cooking BV	159	11,077

TOTAL BELGIUM			6,818,839

BRAZIL — (1.2%)
*	3R Petroleum Oleo E Gas SA	25,832	166,210
	Alper Consultoria e Corretora de Seguros SA	2,000	13,087

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Anima Holding SA	67,400	$34,758
	Bemobi Mobile Tech SA	9,900	23,661
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	47,701
*	BRF SA	191,301	404,856
	Brisanet Participacoes SA	14,200	8,534
*	C&A Modas SA	27,200	27,838
	Camil Alimentos SA	30,200	41,271
	CCR SA	96,202	228,591
*	Cia Brasileira de Distribuicao	36,914	26,504
	Cia Siderurgica Nacional SA	77,911	181,729
	Cielo SA	226,786	158,335
*	Cogna Educacao SA	369,821	176,044
*	Construtora Tenda SA	19,583	44,046
	Cruzeiro do Sul Educacional SA	21,800	16,301
	CSU Digital SA	11,000	34,908
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	218,438
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	8,400	22,909
	Dexco SA	65,428	89,024
	Diagnosticos da America SA	34,877	67,032
	Dimed SA Distribuidora da Medicamentos	12,800	26,835
*	Embraer SA	132,397	461,916
	Empreendimentos Pague Menos SA	50,005	29,755
	Enauta Participacoes SA	21,200	73,291
	Eternit SA	6,900	10,127
	Even Construtora e Incorporadora SA	18,597	23,423
	Ez Tec Empreendimentos e Participacoes SA	23,735	67,649
	Fleury SA	34,717	103,220
*	Gafisa SA	10,803	11,120
	Grendene SA	57,000	70,095
	Grupo Casas Bahia SA	69,984	6,246
	Grupo De Moda Soma SA	91,772	96,291
*	Grupo Mateus SA	48,184	55,622
	Grupo SBF SA	15,337	21,294
*	Guararapes Confeccoes SA	17,200	16,136
*Ω	Hapvida Participacoes e Investimentos SA	659,595	482,750
*	Hidrovias do Brasil SA	122,297	95,815
	Hospital Mater Dei SA	7,300	10,193
*††	Hua Han Health Industry Holdings Ltd.	604,000	0
*	International Meal Co. Alimentacao SA, Class A	30,475	9,611
	Iochpe Maxion SA	23,426	52,411
*	IRB-Brasil Resseguros SA	12,089	97,564
	Jalles Machado SA	18,054	29,578
	JHSF Participacoes SA	89,076	75,794
	JSL SA	17,000	28,357
	Lavvi Empreendimentos Imobiliarios SA	19,500	26,146
	Localiza Rent a Car SA	91	919
Ω	Locaweb Servicos de Internet SA	67,476	72,806
*	Lojas Quero-Quero SA	31,046	23,954
	Lojas Renner SA	87,881	213,700
	M Dias Branco SA	6,500	42,016
	Marcopolo SA	31,900	25,941
*Ω	Meliuz SA	6,060	8,582
	Melnick Even Desenvolvimento Imobiliario SA	13,300	10,816
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	8,300	5,926
*	Moura Dubeux Engenharia SA	11,800	23,943
	Movida Participacoes SA	26,076	45,255
*	MPM Corporeos SA	37,700	8,076
	MRV Engenharia e Participacoes SA	71,200	116,507
*	Natura & Co. Holding SA	158,692	401,314

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Oceanpact Servicos Maritimos SA	6,900	$6,323
	Pet Center Comercio e Participacoes SA	77,015	54,381
	Petroreconcavo SA	17,066	70,204
	Porto Seguro SA	36,269	181,354
	Positivo Tecnologia SA	18,900	23,504
	Qualicorp Consultoria e Corretora de Seguros SA	22,400	12,751
	Romi SA	9,417	21,424
*	Sao Carlos Empreendimentos e Participacoes SA	6,400	31,583
	Sao Martinho SA	9,830	69,118
*Ω	Ser Educacional SA	8,100	9,929
	SLC Agricola SA	17,365	126,610
	Tegma Gestao Logistica SA	5,500	26,694
	TIM SA	142,183	427,811
	Tres Tentos Agroindustrial SA	18,600	40,692
	Trisul SA	16,000	14,757
	Tupy SA	19,896	96,249
	Ultrapar Participacoes SA	118,039	478,782
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,600	24,496
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	30,123
	Vibra Energia SA	131,946	517,918
	Vulcabras Azaleia SA	12,300	43,694
	Wilson Sons SA	7,764	20,743
	YDUQS Participacoes SA	50,463	177,460
*	Zamp SA	35,600	44,838

TOTAL BRAZIL			7,564,209

CANADA — (7.8%)
*	5N Plus, Inc.	32,502	77,344
	Acadian Timber Corp.	3,300	36,932
	ADENTRA, Inc.	5,960	109,165
*	Advantage Energy Ltd.	96,400	700,017
	Aecon Group, Inc.	18,709	137,611
	Africa Oil Corp.	96,814	178,723
	AGF Management Ltd., Class B	22,400	105,317
*	Aimia, Inc.	17,503	40,515
#	AirBoss of America Corp.	7,610	20,688
	Alamos Gold, Inc., Class A	116,725	1,445,211
	Alaris Equity Partners Income	11,300	102,509
#	Algoma Central Corp.	3,700	39,195
	AltaGas Ltd.	73,260	1,360,864
	Altius Minerals Corp.	13,610	199,329
	Amerigo Resources Ltd.	35,600	30,292
#	ARC Resources Ltd.	157,602	2,535,496
#*	Argonaut Gold, Inc.	52,212	18,825
	B2Gold Corp.	228,225	736,183
#*	Ballard Power Systems, Inc.	51,763	172,418
	Baytex Energy Corp.	109,174	472,359
#	Birchcliff Energy Ltd.	82,787	457,291
	Bird Construction, Inc.	14,359	110,378
	Black Diamond Group Ltd.	9,300	42,116
#	Boralex, Inc., Class A	13,514	251,521
*	Calfrac Well Services Ltd.	12,754	47,365
	Calian Group Ltd.	874	31,305
*	Calibre Mining Corp.	35,119	36,468
	Canaccord Genuity Group, Inc.	24,200	125,123
#	Canacol Energy Ltd.	6,190	30,620
	Canadian Western Bank	26,824	531,548
*	Canfor Corp.	17,300	176,898

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Capstone Copper Corp.	22,271	$75,803
	Cardinal Energy Ltd.	36,370	194,603
	Cascades, Inc.	24,037	194,827
*	Celestica, Inc.	34,209	798,657
	Centerra Gold, Inc.	72,600	369,086
	CES Energy Solutions Corp.	68,511	179,337
	CI Financial Corp.	41,117	372,699
	Cogeco Communications, Inc.	3,921	154,437
	Cogeco, Inc.	1,900	64,587
*	Conifex Timber, Inc.	8,294	3,648
	Converge Technology Solutions Corp.	4,378	8,713
#	Corus Entertainment, Inc., Class B	44,608	20,587
	Crescent Point Energy Corp.	171,589	1,375,263
*	Crew Energy, Inc.	43,300	193,277
#*	Cronos Group, Inc.	28,997	52,329
	Definity Financial Corp.	18,390	508,435
*	dentalcorp Holdings Ltd.	9,153	36,302
	Dexterra Group, Inc.	11,120	44,584
	Doman Building Materials Group Ltd.	18,957	92,136
*	Dorel Industries, Inc., Class B	5,500	21,417
	DREAM Unlimited Corp., Class A	10,000	122,084
	Dundee Precious Metals, Inc.	59,238	388,299
	Dye & Durham Ltd.	10,434	60,870
	Dynacor Group, Inc.	10,400	24,749
	E-L Financial Corp. Ltd.	500	306,717
*	Eldorado Gold Corp.	56,316	609,048
	Empire Co. Ltd., Class A	32,978	903,670
	Endeavour Mining PLC	43,136	882,478
*	Endeavour Silver Corp.	42,369	90,670
	Enerflex Ltd.	25,826	102,801
*	Ensign Energy Services, Inc.	42,094	77,100
	EQB, Inc.	7,706	382,424
*	Equinox Gold Corp.	65,883	289,463
	Exco Technologies Ltd.	7,000	36,092
#	Fiera Capital Corp.	16,589	55,745
	Finning International, Inc.	36,989	991,174
	First Majestic Silver Corp.	32,289	166,270
*	Fortuna Silver Mines, Inc.	85,304	239,703
*	Frontera Energy Corp.	14,108	119,640
*	Galiano Gold, Inc.	46,170	23,971
	Gamehost, Inc.	1,600	10,349
#	Gear Energy Ltd.	24,772	14,648
	GoldMoney, Inc.	1,680	10,273
*	Gran Tierra Energy, Inc.	14,640	90,157
	Hammond Power Solutions, Inc.	2,700	138,062
#*	Heroux-Devtek, Inc.	10,300	113,640
	High Liner Foods, Inc.	6,800	51,831
#	Hudbay Minerals, Inc.	83,605	364,737
	iA Financial Corp., Inc.	29,944	1,742,334
*	IAMGOLD Corp.	125,940	321,142
	IGM Financial, Inc.	9,533	214,617
	Innergex Renewable Energy, Inc.	15,693	96,642
*	Interfor Corp.	15,644	193,019
*	Journey Energy, Inc.	9,502	34,123
	K-Bro Linen, Inc.	2,700	61,564
*	Kelt Exploration Ltd.	45,290	257,354
	Kinross Gold Corp.	337,428	1,759,820
*	Knight Therapeutics, Inc.	14,000	45,935
*	Kolibri Global Energy, Inc.	2,926	12,386

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	KP Tissue, Inc.	3,200	$21,783
	Lassonde Industries, Inc., Class A	1,100	109,346
	Laurentian Bank of Canada	13,195	241,682
	Leon’s Furniture Ltd.	8,521	104,151
*	Lightspeed Commerce, Inc.	38,238	476,479
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	13,684	591,666
#	Logan Energy Corp.	58,056	41,865
	Logistec Corp., Class B	700	31,927
#*	Lucara Diamond Corp.	96,116	23,565
#	Lundin Mining Corp.	177,526	1,108,617
	Magellan Aerospace Corp.	4,379	23,178
*	Major Drilling Group International, Inc.	14,091	74,583
*	Mandalay Resources Corp.	16,200	19,626
	Maple Leaf Foods, Inc.	20,049	399,173
	Martinrea International, Inc.	26,137	215,429
*	MDA Ltd.	16,135	133,455
	Medical Facilities Corp.	7,992	52,905
*	MEG Energy Corp.	78,509	1,551,214
	Melcor Developments Ltd.	4,500	36,409
	Methanex Corp.	15,292	631,072
	MTY Food Group, Inc.	4,728	177,903
	Mullen Group Ltd.	27,386	259,888
	Neo Performance Materials, Inc.	3,481	17,195
*	New Gold, Inc.	171,422	208,908
	North American Construction Group Ltd.	6,908	142,374
	Northland Power, Inc.	31,629	444,528
	Nuvei Corp.	7,837	108,856
*	NuVista Energy Ltd.	53,200	515,983
*	Obsidian Energy Ltd.	21,345	181,432
	OceanaGold Corp.	299,832	501,612
	Osisko Gold Royalties Ltd.	49,030	599,206
	Pan American Silver Corp.	70,657	1,032,288
	Paramount Resources Ltd., Class A	19,972	480,011
#	Parex Resources, Inc.	29,536	566,120
	Park Lawn Corp.	7,853	92,362
	Parkland Corp.	35,000	1,059,275
	Petrus Resources Ltd.	7,000	5,805
#	Peyto Exploration & Development Corp.	52,912	557,069
	PHX Energy Services Corp.	11,400	60,504
	Pizza Pizza Royalty Corp.	8,600	81,922
	Polaris Renewable Energy, Inc.	6,400	60,227
*	Precision Drilling Corp.	3,845	223,151
	Primo Water Corp.	39,200	511,406
	Quarterhill, Inc.	17,599	19,036
	Rogers Sugar, Inc.	27,030	100,382
*	Roots Corp.	9,200	18,045
	Russel Metals, Inc.	16,034	399,477
*	Sangoma Technologies Corp.	2,812	8,456
	Savaria Corp.	3,900	34,873
	Secure Energy Services, Inc.	74,611	414,281
*	Shawcor Ltd.	24,476	256,277
	Sienna Senior Living, Inc.	18,800	135,975
#Ω	Sleep Country Canada Holdings, Inc.	8,599	135,612
	SNC-Lavalin Group, Inc.	41,940	1,164,975
	Spartan Delta Corp.	29,028	93,358
Ω	Spin Master Corp.	3,500	83,667
#	SSR Mining, Inc.	60,268	834,598
	Stelco Holdings, Inc.	12,563	354,038

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Stella-Jones, Inc.	14,809	$775,717
*Ω	STEP Energy Services Ltd.	9,547	30,085
	Superior Plus Corp.	47,700	320,580
	Supremex, Inc.	4,400	13,326
	Surge Energy, Inc.	22,528	154,654
*	Taiga Building Products Ltd.	11,800	23,485
	Tamarack Valley Energy Ltd.	137,999	416,957
#*	Taseko Mines Ltd.	74,112	79,096
	TELUS Corp.	409	6,597
#	Tidewater Midstream & Infrastructure Ltd.	79,505	57,905
*	Torex Gold Resources, Inc.	25,846	249,188
	Total Energy Services, Inc.	11,632	69,452
	Transcontinental, Inc., Class A	19,193	141,309
	Trican Well Service Ltd.	59,975	202,838
	Triple Flag Precious Metals Corp.	4,354	55,444
	Vermilion Energy, Inc.	24,347	351,162
	VersaBank	3,835	28,650
*	Victoria Gold Corp.	12,873	53,748
	Wajax Corp.	6,900	148,573
#*	Well Health Technologies Corp.	34,131	91,065
	West Fraser Timber Co. Ltd.	19,494	1,315,625
	Western Forest Products, Inc.	40,000	20,768
	Whitecap Resources, Inc.	162,842	1,257,641
	Winpak Ltd.	8,514	231,829
*††	Xebec Adsorption, Inc.	18,924	0
*	Yangarra Resources Ltd.	16,075	20,054

TOTAL CANADA			50,470,902

CHILE — (0.1%)
	CAP SA	8,666	47,395
	Cia Sud Americana de Vapores SA	1,735,706	96,383
	Empresa Nacional de Telecomunicaciones SA	23,345	78,794
	Empresas CMPC SA	133,340	238,471
	Grupo Security SA	135,576	31,065
	Inversiones Aguas Metropolitanas SA	52,052	37,228
	Inversiones La Construccion SA	7,291	42,383
	Ripley Corp. SA	163,691	27,448
	Salfacorp SA	145,634	58,222
	Sociedad Matriz SAAM SA	244,501	26,152
	SONDA SA	106,548	42,266

TOTAL CHILE			725,807

CHINA — (6.2%)
Ω	3SBio, Inc.	303,500	270,006
*	5I5J Holding Group Co. Ltd., Class A	60,500	19,889
*††	A Metaverse Co.	82,000	304
	AAC Technologies Holdings, Inc.	144,000	259,205
	Accelink Technologies Co. Ltd., Class A	4,000	14,739
	ADAMA Ltd., Class A	16,500	16,739
	Addsino Co. Ltd., Class A	33,700	39,154
	Advanced Technology & Materials Co. Ltd., Class A	23,600	30,593
	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	20,923
*	Agile Group Holdings Ltd.	156,000	14,949
*	Alibaba Pictures Group Ltd.	2,560,000	163,566
*Ω	A-Living Smart City Services Co. Ltd.	179,750	84,750
	Allmed Medical Products Co. Ltd., Class A	10,600	14,744
	Aluminum Corp. of China Ltd., Class H	840,000	449,342
	Angang Steel Co. Ltd., Class H	220,200	48,412

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	$23,818
	Anhui Guangxin Agrochemical Co. Ltd., Class A	9,996	22,743
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	24,982
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	5,300	18,206
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,100	12,938
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,000	34,649
	Anhui Jinhe Industrial Co. Ltd., Class A	9,000	26,788
*	Anhui Tatfook Technology Co. Ltd., Class A	13,500	20,831
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,300	14,228
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	30,673
*	Anton Oilfield Services Group	346,000	21,491
*	Aotecar New Energy Technology Co. Ltd., Class A	56,400	20,601
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	14,500	56,525
Ω	AsiaInfo Technologies Ltd.	36,400	37,646
#*	AustAsia Group Ltd.	32,320	6,763
	AviChina Industry & Technology Co. Ltd., Class H	481,000	217,997
Ω	BAIC Motor Corp. Ltd., Class H	364,000	106,230
	Bank of Chongqing Co. Ltd., Class H	132,500	68,426
	Bank of Guiyang Co. Ltd., Class A	46,500	33,116
	Bank of Suzhou Co. Ltd., Class A	53,240	45,709
*	Baoye Group Co. Ltd., Class H	46,000	23,009
*	Baozun, Inc., Class A	28,500	27,999
	BBMG Corp., Class H	534,000	52,619
	Befar Group Co. Ltd., Class A	32,900	20,328
	Beibuwan Port Co. Ltd., Class A	16,200	16,369
	Beijing Capital Development Co. Ltd., Class A	30,800	15,649
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	122,800	46,320
*	Beijing Capital International Airport Co. Ltd., Class H	360,000	132,601
	Beijing Easpring Material Technology Co. Ltd., Class A	5,000	30,148
	Beijing Energy International Holding Co. Ltd.	946,000	24,430
	Beijing Enterprises Holdings Ltd.	97,500	324,856
	Beijing Enterprises Urban Resources Group Ltd.	36,000	2,348
	Beijing Enterprises Water Group Ltd.	768,000	162,052
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	13,920	14,956
*	Beijing Haixin Energy Technology Co. Ltd., Class A	32,500	15,571
*	Beijing Hezong Science & Technology Co. Ltd., Class A	26,267	14,741
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	27,066
*	Beijing Jingyuntong Technology Co. Ltd., Class A	40,900	25,833
*	Beijing Leike Defense Technology Co. Ltd., Class A	21,900	17,374
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	29,800	42,459
	Beijing Originwater Technology Co. Ltd., Class A	77,454	53,569
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	11,800	18,504
	Beijing Shougang Co. Ltd., Class A	40,100	21,254
*	Beijing Sinnet Technology Co. Ltd., Class A	8,500	11,803
	Beijing SL Pharmaceutical Co. Ltd., Class A	5,700	9,133
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	14,500	10,276
*	Beijing Thunisoft Corp. Ltd., Class A	21,200	24,537
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	18,858
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	12,000	17,033
*	Bengang Steel Plates Co. Ltd., Class A	44,600	23,654
	Bestsun Energy Co. Ltd., Class A	22,800	13,179
	Binhai Investment Co. Ltd.	52,000	10,701
	Black Peony Group Co. Ltd., Class A	16,600	13,189
Ω	Blue Moon Group Holdings Ltd.	57,500	15,745
	Blue Sail Medical Co. Ltd., Class A	16,000	15,280
Ω	BOC Aviation Ltd.	44,800	275,524
	BOE Varitronix Ltd.	50,000	42,524
*	Bohai Leasing Co. Ltd., Class A	127,800	41,770

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bright Dairy & Food Co. Ltd., Class A	20,200	$26,068
††	Brilliance China Automotive Holdings Ltd.	712,000	327,331
*	BTG Hotels Group Co. Ltd., Class A	9,800	22,373
	BYD Electronic International Co. Ltd.	57,000	237,947
	C&D International Investment Group Ltd.	120,285	270,613
	Cabbeen Fashion Ltd.	48,000	3,071
	Camel Group Co. Ltd., Class A	11,700	13,172
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	49,500	28,145
	Canmax Technologies Co. Ltd., Class A	8,300	30,868
	Canny Elevator Co. Ltd., Class A	13,200	14,127
	Capital Environment Holdings Ltd.	1,066,000	15,253
	Carrianna Group Holdings Co. Ltd.	118,000	4,746
	CECEP Solar Energy Co. Ltd., Class A	57,800	45,350
	CECEP Wind-Power Corp., Class A	68,250	29,580
	Central China New Life Ltd.	41,000	11,328
*	Central China Real Estate Ltd.	172,366	1,996
	Central China Securities Co. Ltd., Class H	169,000	24,874
	CGN New Energy Holdings Co. Ltd.	200,000	52,163
	CGN Nuclear Technology Development Co. Ltd., Class A	14,000	13,900
	Changchun Faway Automobile Components Co. Ltd., Class A	19,700	24,768
	Chaowei Power Holdings Ltd.	117,000	19,443
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	20,204
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	15,658
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,800	23,787
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	27,880
	Chengdu Wintrue Holding Co. Ltd., Class A	22,825	26,058
*	Chengtun Mining Group Co. Ltd., Class A	38,000	23,654
	Chengxin Lithium Group Co. Ltd., Class A	12,400	39,823
	Chengzhi Co. Ltd., Class A	20,900	23,929
	China Aerospace International Holdings Ltd.	540,000	23,115
	China Aircraft Leasing Group Holdings Ltd.	31,500	14,411
*Ω	China Bohai Bank Co. Ltd., Class H	68,500	10,067
*	China Boton Group Co. Ltd.	52,000	7,761
	China CAMC Engineering Co. Ltd., Class A	29,200	35,082
	China Cinda Asset Management Co. Ltd., Class H	1,971,000	191,666
	China Coal Energy Co. Ltd., Class H	390,000	306,332
	China Communications Services Corp. Ltd., Class H	476,000	194,696
#*	China Conch Environment Protection Holdings Ltd.	236,500	58,175
	China Conch Venture Holdings Ltd.	301,500	249,694
*	China CYTS Tours Holding Co. Ltd., Class A	12,000	17,494
	China Design Group Co. Ltd., Class A	12,100	12,663
*††	China Dili Group	516,800	8,176
Ω	China East Education Holdings Ltd.	81,000	31,126
	China Education Group Holdings Ltd.	206,000	171,138
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	21,471
	China Energy Engineering Corp. Ltd., Class A	142,303	42,410
	China Energy Engineering Corp. Ltd., Class H	192,000	20,884
	China Everbright Water Ltd.	62,444	9,130
Ω	China Feihe Ltd.	565,000	351,075
	China Foods Ltd.	162,000	56,100
	China Galaxy Securities Co. Ltd., Class H	694,500	355,451
	China Gas Holdings Ltd.	522,000	469,281
	China Glass Holdings Ltd.	190,000	18,240
#	China Gold International Resources Corp. Ltd.	109,949	467,234
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	25,500	38,239
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	19,815
	China Hongqiao Group Ltd.	432,000	404,444
††	China Huiyuan Juice Group Ltd.	110,500	4,951
	China International Marine Containers Group Co. Ltd., Class H	111,520	58,809

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Jinmao Holdings Group Ltd.	1,185,846	$145,452
	China Kepei Education Group Ltd.	62,000	16,337
	China Lesso Group Holdings Ltd.	220,000	118,134
	China Lilang Ltd.	89,000	43,016
*Ω	China Literature Ltd.	73,400	247,173
*††	China Maple Leaf Educational Systems Ltd.	208,000	1,781
	China Medical System Holdings Ltd.	210,000	335,810
	China Meidong Auto Holdings Ltd.	22,000	11,798
	China Merchants Port Holdings Co. Ltd.	306,664	390,363
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	24,087
	China Modern Dairy Holdings Ltd.	603,000	61,692
	China National Accord Medicines Corp. Ltd., Class A	7,280	28,656
	China National Building Material Co. Ltd., Class H	828,200	394,219
	China National Medicines Corp. Ltd., Class A	13,000	51,154
Ω	China New Higher Education Group Ltd.	124,000	30,958
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	25,200	15,705
	China Nonferrous Mining Corp. Ltd.	168,000	101,869
*	China Oil & Gas Group Ltd.	920,000	28,840
	China Overseas Grand Oceans Group Ltd.	422,646	144,069
	China Railway Hi-tech Industry Co. Ltd., Class A	10,800	11,870
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	78,291
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	24,193
	China Reinsurance Group Corp., Class H	975,000	54,889
#*††Ω	China Renaissance Holdings Ltd.	47,200	16,467
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,900	24,713
#	China Resources Cement Holdings Ltd.	492,000	126,507
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	7,800	18,283
	China Resources Gas Group Ltd.	147,800	436,915
	China Resources Medical Holdings Co. Ltd.	184,000	108,519
Ω	China Resources Pharmaceutical Group Ltd.	315,000	195,677
	China Risun Group Ltd.	205,000	83,817
*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	15,104
*	China Shanshui Cement Group Ltd.	270,000	22,048
Ω	China Shengmu Organic Milk Ltd.	623,000	23,867
#*	China Shuifa Singyes Energy Holdings Ltd.	151,000	7,718
	China South City Holdings Ltd.	1,086,000	57,610
	China Starch Holdings Ltd.	325,000	5,616
	China State Construction International Holdings Ltd.	368,000	394,179
*	China Sunshine Paper Holdings Co. Ltd.	134,000	43,537
	China Taiping Insurance Holdings Co. Ltd.	269,000	248,496
*	China Tianrui Group Cement Co. Ltd., Class C	50,000	37,254
*	China Tianying, Inc., Class A	27,400	22,150
	China Traditional Chinese Medicine Holdings Co. Ltd.	688,000	339,009
	China Travel International Investment Hong Kong Ltd.	526,000	93,574
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	9,340
	China West Construction Group Co. Ltd., Class A	13,900	12,802
	China XLX Fertiliser Ltd.	112,000	48,708
	China Yongda Automobiles Services Holdings Ltd.	165,500	63,561
*Ω	China Yuhua Education Corp. Ltd.	378,000	29,016
	China Zheshang Bank Co. Ltd., Class H	446,599	110,757
	China Zhongwang Holdings Ltd.	319,600	12,865
	Chinasoft International Ltd.	480,000	348,248
*	Chindata Group Holdings Ltd., ADR	18,327	162,744
	Chongqing Department Store Co. Ltd., Class A	4,700	17,360
	Chongqing Gas Group Corp. Ltd., Class A	17,000	15,589
*	Chongqing Iron & Steel Co. Ltd., Class H	90,000	9,204
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	15,208
	Chongqing Rural Commercial Bank Co. Ltd., Class H	420,000	159,004

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	$19,355
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	15,897
	CIFI Ever Sunshine Services Group Ltd.	122,000	20,121
	CIMC Enric Holdings Ltd.	134,000	113,725
Ω	CIMC Vehicles Group Co. Ltd., Class H	18,500	13,427
	Cinda Real Estate Co. Ltd., Class A	18,201	9,700
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	21,288
	City Development Environment Co. Ltd., Class A	13,200	19,845
*	Citychamp Watch & Jewellery Group Ltd.	196,000	30,753
*	CMGE Technology Group Ltd.	250,000	41,937
	CMST Development Co. Ltd., Class A	24,300	16,984
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	20,700	13,478
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	19,454
	COFCO Biotechnology Co. Ltd., Class A	24,800	23,127
*	COFCO Joycome Foods Ltd.	475,000	110,553
	COFCO Sugar Holding Co. Ltd., Class A	13,800	16,184
	Comba Telecom Systems Holdings Ltd.	354,000	40,256
	Concord New Energy Group Ltd.	1,310,000	107,275
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	172,000	182,411
	CPMC Holdings Ltd.	151,000	115,833
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	20,805
	CSG Holding Co. Ltd., Class A	44,700	33,044
	CTS International Logistics Corp. Ltd., Class A	14,800	14,651
*	Da Ming International Holdings Ltd.	72,000	10,658
	Daan Gene Co. Ltd., Class A	27,200	36,242
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	18,874
	Dashang Co. Ltd., Class A	12,618	29,537
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	18,365
*	Deppon Logistics Co. Ltd., Class A	5,000	10,220
	DHC Software Co. Ltd., Class A	27,900	24,041
	Dian Diagnostics Group Co. Ltd., Class A	6,100	19,182
	Digital China Group Co. Ltd., Class A	6,100	25,967
	Digital China Information Service Group Co. Ltd., Class A	10,300	17,183
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	12,567
	Dongguan Development Holdings Co. Ltd., Class A	12,900	15,913
	Dongxing Securities Co. Ltd., Class A	23,700	25,918
#	Dongyue Group Ltd.	306,000	243,744
	Dynagreen Environmental Protection Group Co. Ltd., Class H	56,000	16,615
	East Group Co. Ltd., Class A	21,900	19,199
	E-Commodities Holdings Ltd.	216,000	37,302
	Edvantage Group Holdings Ltd.	49,441	15,535
	EIT Environmental Development Group Co. Ltd., Class A	7,056	14,522
	Elion Energy Co. Ltd., Class A	29,100	10,903
	Era Co. Ltd., Class A	28,900	20,974
	Essex Bio-technology Ltd.	43,000	15,377
	Eternal Asia Supply Chain Management Ltd., Class A	44,400	26,591
#	EVA Precision Industrial Holdings Ltd.	270,000	26,937
#Ω	Everbright Securities Co. Ltd., Class H	13,400	9,101
*	Fangda Carbon New Material Co. Ltd., Class A	26,800	21,615
*	Fangda Special Steel Technology Co. Ltd., Class A	26,900	18,270
	FAWER Automotive Parts Co. Ltd., Class A	15,600	11,220
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	19,520	47,977
*	FIH Mobile Ltd.	758,000	56,261
	Financial Street Holdings Co. Ltd., Class A	39,900	22,452
	First Capital Securities Co. Ltd., Class A	22,500	17,993
	Fosun International Ltd.	472,500	283,094
*	Fountain SET Holdings Ltd.	142,000	7,264
	Fufeng Group Ltd.	298,000	154,773
	Fujian Funeng Co. Ltd., Class A	24,830	29,071

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Fujian Star-net Communication Co. Ltd., Class A	12,200	$30,137
Ω	Ganfeng Lithium Group Co. Ltd., Class H	5,800	20,832
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	13,500	20,033
	Gansu Shangfeng Cement Co. Ltd., Class A	17,300	20,648
	GCL Energy Technology Co. Ltd., Class A	18,100	28,773
*	GDS Holdings Ltd., Class A	204,700	260,776
	Gemdale Corp., Class A	16,500	11,644
	Gemdale Properties & Investment Corp. Ltd.	1,254,000	37,150
	GF Securities Co. Ltd., Class H	38,800	50,516
*	Glorious Property Holdings Ltd.	64,000	81
	Goldenmax International Group Ltd., Class A	17,100	22,671
	Goldwind Science & Technology Co. Ltd., Class H	143,000	68,229
*	Goodbaby International Holdings Ltd.	272,000	13,757
	Grand Pharmaceutical Group Ltd., Class L	196,500	105,633
*	Grandjoy Holdings Group Co. Ltd., Class A	70,500	33,517
*	Greatview Aseptic Packaging Co. Ltd.	145,000	36,925
	Greentown China Holdings Ltd.	201,500	195,483
	Greentown Service Group Co. Ltd.	254,000	99,067
	Guangdong Advertising Group Co. Ltd., Class A	27,400	18,940
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	19,900	20,333
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	14,177
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	12,555
	Guangdong Dowstone Technology Co. Ltd., Class A	8,300	12,960
	Guangdong HEC Technology Holding Co. Ltd., Class A	37,400	36,380
	Guangdong Hybribio Biotech Co. Ltd., Class A	10,350	13,006
	Guangdong Provincial Expressway Development Co. Ltd., Class A	9,900	10,942
	Guangdong South New Media Co. Ltd., Class A	4,100	20,359
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,700	15,363
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	34,500	13,685
*	Guangshen Railway Co. Ltd., Class H	282,000	50,435
	Guangxi Liugong Machinery Co. Ltd., Class A	41,900	36,779
	Guangxi LiuYao Group Co. Ltd., Class A	7,200	20,417
	Guangzhou Automobile Group Co. Ltd., Class H	480,000	224,879
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	19,000	27,505
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	74,489
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	17,320
	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	7,800	11,006
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	39,403	32,806
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,400	20,270
	Guoyuan Securities Co. Ltd., Class A	59,310	56,128
*	Hainan Meilan International Airport Co. Ltd., Class H	50,000	40,548
	Haitian International Holdings Ltd.	96,000	229,016
	Haitong Securities Co. Ltd., Class H	362,400	208,085
	Hand Enterprise Solutions Co. Ltd., Class A	17,400	19,807
	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,600	47,683
	Hangxiao Steel Structure Co. Ltd., Class A	35,800	16,893
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	39,900	45,666
	Hangzhou Onechance Tech Corp., Class A	5,700	18,512
	Han’s Laser Technology Industry Group Co. Ltd., Class A	21,600	63,406
	Harbin Electric Co. Ltd., Class H	200,000	57,529
*	Harbin Pharmaceutical Group Co. Ltd., Class A	25,900	12,888
*††	Harmonicare Medical Holdings Ltd.	118,000	0
	HBIS Resources Co. Ltd., Class A	10,900	24,392
	Health & Happiness H&H International Holdings Ltd.	44,000	49,746
	Hefei Urban Construction Development Co. Ltd., Class A	17,000	15,965
	Henan Mingtai Al Industrial Co. Ltd., Class A	20,200	33,927
	Henan Pinggao Electric Co. Ltd., Class A	20,100	29,775
	Henan Shenhuo Coal & Power Co. Ltd., Class A	20,300	45,632

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	$16,818
*	Henan Yicheng New Energy Co. Ltd., Class A	13,900	9,067
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	20,178
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	21,027
	Hengan International Group Co. Ltd.	107,500	360,049
*	Hengyi Petrochemical Co. Ltd., Class A	61,100	60,064
	Hesteel Co. Ltd., Class A	133,300	40,811
*	Hongda Xingye Co. Ltd., Class A	65,700	12,418
*Ω	Honworld Group Ltd.	49,000	3,060
*Ω	Hope Education Group Co. Ltd.	762,000	44,884
*	Hopson Development Holdings Ltd.	257,994	151,064
	Hoyuan Green Energy Co. Ltd., Class A	5,589	28,540
*Ω	Hua Hong Semiconductor Ltd.	94,000	231,436
	Huaan Securities Co. Ltd., Class A	44,460	29,356
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	37,400	26,905
	Huapont Life Sciences Co. Ltd., Class A	52,700	35,014
Ω	Huatai Securities Co. Ltd., Class H	278,800	365,006
	Huaxi Securities Co. Ltd., Class A	40,400	43,774
	Huaxin Cement Co. Ltd., Class A	21,600	43,991
	Huaxin Cement Co. Ltd., Class H	32,300	30,803
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	47,200	20,127
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,000	33,343
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,500	36,265
	Huishang Bank Corp. Ltd., Class H	173,800	52,431
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	42,830	20,434
	Hunan Zhongke Electric Co. Ltd., Class A	12,100	17,667
*	Hytera Communications Corp. Ltd., Class A	23,700	20,402
*	HyUnion Holding Co. Ltd., Class A	23,200	21,594
*	IAT Automobile Technology Co. Ltd., Class A	12,000	25,883
	Infore Environment Technology Group Co. Ltd., Class A	39,700	26,481
Ω	Ingdan, Inc.	66,000	10,518
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	34,600	64,364
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	22,680	29,000
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,500	30,230
	Inspur Digital Enterprise Technology Ltd.	80,000	20,887
	Intco Medical Technology Co. Ltd., Class A	9,720	29,328
	Intron Technology Holdings Ltd.	30,000	10,897
*	IRICO Group New Energy Co. Ltd., Class H	1,800	656
	Jade Bird Fire Co. Ltd., Class A	8,190	18,054
	JH Educational Technology, Inc.	40,000	4,625
	Jiangling Motors Corp. Ltd., Class A	9,400	20,930
	Jiangsu Azure Corp., Class A	15,100	19,092
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	38,200	38,421
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	10,200	18,880
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	1,700	15,073
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	8,602	11,408
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	16,705
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,500	19,496
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,460	19,562
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	19,398
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	16,503
	Jiangsu Shagang Co. Ltd., Class A	60,400	33,189
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	11,900	14,323
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,920	14,911
	Jiangxi Bank Co. Ltd., Class H	71,500	6,955
	Jiangxi Wannianqing Cement Co. Ltd., Class A	11,000	11,126
*	Jilin Chemical Fibre, Class A	39,400	16,373
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	9,272
#	Jinchuan Group International Resources Co. Ltd.	425,000	25,878

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	JinkoSolar Holding Co. Ltd., ADR	8,667	$282,458
	Jinmao Property Services Co. Ltd.	15,891	4,321
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	12,700	20,471
	Jinneng Science&Technology Co. Ltd., Class A	15,900	17,907
	Jiuzhitang Co. Ltd., Class A	14,600	21,158
	Jizhong Energy Resources Co. Ltd., Class A	56,900	49,943
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	27,000	43,755
	Joinn Laboratories China Co. Ltd., Class A	8,000	29,310
	Jointown Pharmaceutical Group Co. Ltd., Class A	49,855	48,515
	JSTI Group, Class A	22,800	17,368
	Ju Teng International Holdings Ltd.	128,000	18,397
*	JY Grandmark Holdings Ltd.	50,000	7,332
	Kaishan Group Co. Ltd., Class A	6,200	11,929
*Ω	Kangda International Environmental Co. Ltd.	94,000	2,813
*	Kasen International Holdings Ltd.	167,000	5,382
	Keshun Waterproof Technologies Co. Ltd., Class A	12,400	11,527
	Kinetic Development Group Ltd.	342,000	20,550
	Kingboard Holdings Ltd.	148,000	360,421
	Kingboard Laminates Holdings Ltd.	169,000	158,487
	Kingfa Sci & Tech Co. Ltd., Class A	19,500	20,478
*	Kingsoft Cloud Holdings Ltd.	66,000	21,079
*	Ko Yo Chemical Group Ltd.	668,000	7,104
*	Konka Group Co. Ltd., Class A	21,700	12,549
	KPC Pharmaceuticals, Inc., Class A	16,600	48,447
	Kunlun Energy Co. Ltd.	756,000	629,826
#*	KWG Living Group Holdings Ltd.	152,000	9,215
	Lao Feng Xiang Co. Ltd., Class A	5,000	42,547
	Laobaixing Pharmacy Chain JSC, Class A	6,600	22,902
	Launch Tech Co. Ltd., Class H	62,500	16,416
	Lee & Man Chemical Co. Ltd.	38,000	14,957
	Lee & Man Paper Manufacturing Ltd.	299,000	85,158
	Lee’s Pharmaceutical Holdings Ltd.	45,000	7,009
Ω	Legend Holdings Corp., Class H	104,200	92,914
	Lenovo Group Ltd.	1,174,000	1,366,220
*	Leo Group Co. Ltd., Class A	102,800	31,052
	Leoch International Technology Ltd.	116,000	20,156
	Leyard Optoelectronic Co. Ltd., Class A	22,500	18,871
	Lianhe Chemical Technology Co. Ltd., Class A	16,000	17,032
*	Liao Ning Oxiranchem, Inc., Class A	13,300	12,935
	Liaoning Port Co. Ltd., Class H	284,000	23,230
	Lier Chemical Co. Ltd., Class A	11,400	18,792
*	Liuzhou Iron & Steel Co. Ltd., Class A	34,800	16,514
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	6,800	20,717
	Loncin Motor Co. Ltd., Class A	38,300	29,066
Ω	Longfor Group Holdings Ltd.	348,500	507,332
	Longhua Technology Group Luoyang Co. Ltd., Class A	14,500	14,284
	Lonking Holdings Ltd.	411,000	63,492
	Luenmei Quantum Co. Ltd., Class A	23,600	18,970
	Luxi Chemical Group Co. Ltd., Class A	25,900	40,201
*Ω	Luye Pharma Group Ltd.	366,000	177,329
	Maanshan Iron & Steel Co. Ltd., Class H	296,000	48,814
	Maccura Biotechnology Co. Ltd., Class A	7,900	16,988
*Ω	Maoyan Entertainment	76,600	92,045
	Meilleure Health International Industry Group Ltd.	432,000	13,593
	Metallurgical Corp. of China Ltd., Class H	528,000	104,700
	M-Grass Ecology & Environment Group Co. Ltd., Class A	34,800	20,094
#Ω	Midea Real Estate Holding Ltd.	51,200	35,026
*	Minmetals Land Ltd.	340,000	13,451
	Minth Group Ltd.	134,000	299,118

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	MLS Co. Ltd., Class A	24,900	$31,588
*	MMG Ltd.	456,000	134,467
	Monalisa Group Co. Ltd., Class A	4,600	9,504
*††	Nan Hai Corp. Ltd.	1,800,000	1,518
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,900	16,270
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	38,962
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	10,200	10,736
	NetDragon Websoft Holdings Ltd.	49,500	87,952
	New China Life Insurance Co. Ltd., Class H	173,800	381,258
*	New World Department Store China Ltd.	124,000	7,921
	Newland Digital Technology Co. Ltd., Class A	4,000	9,355
	Nexteer Automotive Group Ltd.	166,000	80,024
	Nine Dragons Paper Holdings Ltd.	341,000	194,124
	Ningbo Huaxiang Electronic Co. Ltd., Class A	19,100	33,906
	Ningbo Joyson Electronic Corp., Class A	18,400	47,445
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	10,800	24,112
	Ningbo Yunsheng Co. Ltd., Class A	10,700	10,160
	Norinco International Cooperation Ltd., Class A	8,300	12,924
	North Huajin Chemical Industries Co. Ltd., Class A	20,100	16,091
	Northeast Securities Co. Ltd., Class A	37,100	38,228
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	11,000	11,986
	Offshore Oil Engineering Co. Ltd., Class A	62,700	53,269
	Opple Lighting Co. Ltd., Class A	6,900	18,413
	ORG Technology Co. Ltd., Class A	58,200	35,567
*	Orient Group, Inc., Class A	65,400	20,121
	Orient Overseas International Ltd.	24,000	302,635
Ω	Orient Securities Co. Ltd., Class H	58,800	27,394
*	Oriental Energy Co. Ltd., Class A	34,900	50,214
	Pacific Online Ltd.	71,000	4,223
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	8,000	26,193
*	PCI Technology Group Co. Ltd., Class A	25,000	19,566
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	84,700	19,116
	PhiChem Corp., Class A	9,000	21,801
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	28,300	38,714
	PNC Process Systems Co. Ltd., Class A	6,200	23,635
	Poly Property Group Co. Ltd.	484,637	99,746
	Pou Sheng International Holdings Ltd.	269,000	23,017
	Prinx Chengshan Holdings Ltd.	20,000	16,664
	Pylon Technologies Co. Ltd., Class A	1,200	18,684
*	Q Technology Group Co. Ltd.	123,000	62,183
	Qingdao East Steel Tower Stock Co. Ltd., Class A	11,700	11,406
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	14,122
	Qingdao Gon Technology Co. Ltd., Class A	4,200	12,082
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	18,728
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	6,860	15,380
*	Qingdao Rural Commercial Bank Corp., Class A	67,800	25,122
	Qinhuangdao Port Co. Ltd., Class H	74,500	12,292
#*	Radiance Holdings Group Co. Ltd.	140,000	58,135
Ω	Red Star Macalline Group Corp. Ltd., Class H	76,120	24,025
*††Ω	Redco Properties Group Ltd.	156,000	19,935
	Renhe Pharmacy Co. Ltd., Class A	26,500	25,029
*	Renrui Human Resources Technology Holdings Ltd.	10,400	4,727
	Rianlon Corp., Class A	3,700	16,004
	Risen Energy Co. Ltd., Class A	16,000	38,851
*	RiseSun Real Estate Development Co. Ltd., Class A	57,900	15,636
	Riyue Heavy Industry Co. Ltd., Class A	15,400	29,631
	Rongan Property Co. Ltd., Class A	54,000	20,516
*	Roshow Technology Co. Ltd., Class A	29,000	26,670
	Sailun Group Co. Ltd., Class A	33,100	50,824

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sansteel Minguang Co. Ltd. Fujian, Class A	15,700	$10,149
	Sansure Biotech, Inc., Class A	9,291	21,247
	Sealand Securities Co. Ltd., Class A	103,000	50,836
*	Seazen Group Ltd.	568,000	92,180
*	Seazen Holdings Co. Ltd., Class A	16,700	27,118
#	S-Enjoy Service Group Co. Ltd.	32,000	15,381
*	Shaanxi Construction Machinery Co. Ltd., Class A	16,600	9,162
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	36,450	40,192
	Shandong Bohui Paper Industrial Co. Ltd., Class A	20,800	19,767
*	Shandong Chenming Paper Holdings Ltd., Class H	93,000	27,267
	Shandong Dawn Polymer Co. Ltd., Class A	8,700	16,145
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	15,100	17,572
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	37,700	30,052
*	Shandong Humon Smelting Co. Ltd., Class A	11,000	17,498
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	6,800	17,106
	Shandong Linglong Tyre Co. Ltd., Class A	18,100	49,539
	Shandong Sun Paper Industry JSC Ltd., Class A	13,200	22,436
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	209,600	194,549
	Shanghai AJ Group Co. Ltd., Class A	21,400	15,247
	Shanghai Construction Group Co. Ltd., Class A	135,800	48,831
	Shanghai Environment Group Co. Ltd., Class A	11,300	14,625
	Shanghai Industrial Holdings Ltd.	85,000	104,008
	Shanghai Industrial Urban Development Group Ltd.	312,800	13,797
	Shanghai Jahwa United Co. Ltd., Class A	3,400	10,852
	Shanghai Maling Aquarius Co. Ltd., Class A	15,300	14,595
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	29,587
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	135,800	197,562
	Shanghai Runda Medical Technology Co. Ltd., Class A	15,800	42,652
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	17,024
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	40,795
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	9,000	13,183
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,801	50,458
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	13,100	42,974
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	15,300	10,209
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,700	29,371
	Shanxi Coking Co. Ltd., Class A	25,200	17,432
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	31,804
*	Shanxi Meijin Energy Co. Ltd., Class A	44,200	42,379
	Shanxi Securities Co. Ltd., Class A	45,300	34,794
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	75,600	40,411
*	Shanying International Holding Co. Ltd., Class A	45,500	13,625
	Shenghe Resources Holding Co. Ltd., Class A	21,300	31,138
*Ω	Shengjing Bank Co. Ltd., Class H	95,000	22,794
	Shenzhen Agricultural Products Group Co. Ltd., Class A	17,700	15,869
*	Shenzhen Airport Co. Ltd., Class A	36,800	34,040
	Shenzhen Aisidi Co. Ltd., Class A	14,000	14,880
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	20,716
	Shenzhen Das Intellitech Co. Ltd., Class A	40,900	17,673
	Shenzhen Desay Battery Technology Co., Class A	4,600	20,053
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	8,300	13,189
	Shenzhen Gas Corp. Ltd., Class A	31,800	29,490
	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	23,594
	Shenzhen Huaqiang Industry Co. Ltd., Class A	12,100	18,976
	Shenzhen International Holdings Ltd.	282,255	186,041
	Shenzhen Investment Ltd.	543,199	79,843
	Shenzhen Jinjia Group Co. Ltd., Class A	37,700	30,297
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	16,807
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	24,807
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	19,573

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Leaguer Co. Ltd., Class A	15,600	$16,480
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	25,449
	Shenzhen MTC Co. Ltd., Class A	62,300	45,653
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	36,500	15,368
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	49,800	21,295
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,300	16,286
	Shenzhen Senior Technology Material Co. Ltd., Class A	18,400	38,652
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,700	17,523
	Shenzhen Tagen Group Co. Ltd., Class A	33,900	23,462
	Shenzhen Topband Co. Ltd., Class A	16,700	21,401
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	16,892
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	54,696	36,862
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,600	20,693
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	11,400	40,922
	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	8,668
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	38,315
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	39,800	57,570
*††	Shimao Group Holdings Ltd.	11,500	812
	Shinva Medical Instrument Co. Ltd., Class A	4,400	14,518
	Shoucheng Holdings Ltd.	466,000	76,324
	Shougang Fushan Resources Group Ltd.	483,728	158,870
*	Shouhang High-Tech Energy Co. Ltd., Class A	26,100	9,682
	Shui On Land Ltd.	776,500	68,451
	Sichuan Chengfei Integration Technology Corp., Class A	7,000	18,391
	Sichuan Development Lomon Co. Ltd., Class A	33,800	32,975
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	12,172
	Sichuan Hebang Biotechnology Co. Ltd., Class A	124,740	40,597
*	Sichuan Hexie Shuangma Co. Ltd., Class A	5,000	10,443
*	Sichuan Lutianhua Co. Ltd., Class A	21,500	12,581
	Sichuan Yahua Industrial Group Co. Ltd., Class A	12,400	23,882
	SIIC Environment Holdings Ltd.	413,300	58,945
	Sinochem International Corp., Class A	16,300	11,075
	Sinofert Holdings Ltd.	518,000	58,924
	Sinomach Automobile Co. Ltd., Class A	21,100	21,082
	Sinopec Engineering Group Co. Ltd., Class H	269,000	134,436
	Sinopharm Group Co. Ltd., Class H	260,000	621,733
	Sino-Platinum Metals Co. Ltd., Class A	10,790	21,501
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	21,145
	Sinotrans Ltd., Class H	409,000	134,423
	Sinotruk Jinan Truck Co. Ltd., Class A	14,420	29,066
	Skyworth Group Ltd.	269,978	97,555
	Sobute New Materials Co. Ltd., Class A	6,400	10,326
*	SOHO China Ltd.	475,500	49,235
*††	South Manganese Investment Ltd.	131,000	3,114
	Southwest Securities Co. Ltd., Class A	72,100	40,411
*	STO Express Co. Ltd., Class A	17,500	22,873
	Sumavision Technologies Co. Ltd., Class A	25,100	19,130
	Sun Art Retail Group Ltd.	482,000	101,755
#*	Sun King Technology Group Ltd.	234,000	44,634
	Suning Universal Co. Ltd., Class A	36,974	13,891
*††Ω	Sunshine 100 China Holdings Ltd.	231,000	1,712
*	Sunward Intelligent Equipment Co. Ltd., Class A	16,400	13,178
	Sunwoda Electronic Co. Ltd., Class A	30,600	67,396
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	22,135
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	35,200	19,919
	SY Holdings Group Ltd.	81,000	51,939
	Symphony Holdings Ltd.	280,000	30,380
	Tangrenshen Group Co. Ltd., Class A	21,700	19,958
	Tangshan Jidong Cement Co. Ltd., Class A	27,800	27,179

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TangShan Port Group Co. Ltd., Class A	58,200	$28,329
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	20,147
	TCL Electronics Holdings Ltd.	176,000	61,217
	Tian An China Investment Co. Ltd.	115,000	55,630
	Tian Di Science & Technology Co. Ltd., Class A	50,500	35,614
††	Tian Shan Development Holding Ltd.	62,000	2,932
	Tiande Chemical Holdings Ltd.	56,000	10,315
	Tiangong International Co. Ltd.	254,000	74,660
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	30,027
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	31,000	19,087
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,900	21,187
	Tianjin Teda Co. Ltd., Class A	32,100	17,761
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,000	9,614
*	Tianma Microelectronics Co. Ltd., Class A	26,500	35,504
	Tianshan Aluminum Group Co. Ltd., Class A	62,900	55,710
	Tianshui Huatian Technology Co. Ltd., Class A	36,000	43,967
	Tofflon Science & Technology Group Co. Ltd., Class A	10,500	27,223
	Tomson Group Ltd.	99,162	21,053
	Tong Ren Tang Technologies Co. Ltd., Class H	119,000	90,753
*	Tongdao Liepin Group	42,600	31,299
	TongFu Microelectronics Co. Ltd., Class A	14,800	41,553
*	Tongguan Gold Group Ltd.	82,000	4,541
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	24,300	13,591
	Tongling Nonferrous Metals Group Co. Ltd., Class A	33,300	14,144
	Tongyu Heavy Industry Co. Ltd., Class A	102,900	34,887
*	Topsec Technologies Group, Inc., Class A	14,700	18,891
	TravelSky Technology Ltd., Class H	49,000	77,407
*	Trigiant Group Ltd.	238,000	9,918
	Truking Technology Ltd., Class A	9,300	14,309
	Truly International Holdings Ltd.	408,000	41,875
	Unilumin Group Co. Ltd., Class A	16,800	14,720
	Uni-President China Holdings Ltd.	185,000	125,909
	United Energy Group Ltd.	1,410,000	225,137
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	16,000	31,779
	Valiant Co. Ltd., Class A	9,000	21,133
	Vatti Corp. Ltd., Class A	9,200	7,406
#*Ω	Venus MedTech Hangzhou, Inc., Class H	62,500	35,454
*Ω	Viva Biotech Holdings	209,000	34,261
*	Vnet Group, Inc., ADR	31,857	102,420
	Wangneng Environment Co. Ltd., Class A	8,300	16,876
	Wangsu Science & Technology Co. Ltd., Class A	43,600	41,815
	Wanxiang Qianchao Co. Ltd., Class A	44,640	31,561
	Wasion Holdings Ltd.	98,000	36,238
	Wasu Media Holding Co. Ltd., Class A	36,300	36,033
	Wellhope Foods Co. Ltd., Class A	18,100	21,811
	West China Cement Ltd.	528,000	47,965
	Western Securities Co. Ltd., Class A	59,400	54,068
	Windey Energy Technology Group Co. Ltd., Class A	11,000	15,956
	Winner Medical Co. Ltd., Class A	3,400	18,673
	Wolong Electric Group Co. Ltd., Class A	17,500	26,870
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	37,814
	Wuhu Token Science Co. Ltd., Class A	27,900	24,642
	Wushang Group Co. Ltd., Class A	11,700	13,800
*	Wuxi Boton Technology Co. Ltd., Class A	10,500	23,054
*	Wuxi Taiji Industry Co. Ltd., Class A	17,400	15,389
	Xiamen Bank Co. Ltd., Class A	26,400	19,133
	Xiamen C & D, Inc., Class A	29,600	39,552
	Xiamen ITG Group Corp. Ltd., Class A	19,700	18,503
	Xiamen Tungsten Co. Ltd., Class A	13,000	30,128

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen Xiangyu Co. Ltd., Class A	33,700	$29,540
	Xianhe Co. Ltd., Class A	7,900	19,387
	Xilinmen Furniture Co. Ltd., Class A	6,900	18,111
*	Xinchen China Power Holdings Ltd.	86,000	2,420
*	Xinfengming Group Co. Ltd., Class A	13,000	22,386
	Xingda International Holdings Ltd.	233,143	39,374
	Xingfa Aluminium Holdings Ltd.	46,000	37,671
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	205,000	21,233
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	45,300	41,465
#*	Xinte Energy Co. Ltd., Class H	69,600	105,767
*	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	19,427
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	44,067
#	Xinyi Energy Holdings Ltd.	474,531	83,124
	Xinyu Iron & Steel Co. Ltd., Class A	32,400	18,023
	Xuji Electric Co. Ltd., Class A	8,700	20,443
	Yankuang Energy Group Co. Ltd., Class H	8,000	13,894
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	18,459
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	11,600	45,356
	Yeebo International Holdings Ltd.	102,000	36,622
	Yibin Tianyuan Group Co. Ltd., Class A	18,070	13,585
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	94,979
*	Yifan Pharmaceutical Co. Ltd., Class A	12,000	22,663
	Yip’s Chemical Holdings Ltd.	78,000	14,556
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,700	19,475
	Yonfer Agricultural Technology Co. Ltd., Class A	24,300	38,568
	YongXing Special Materials Technology Co. Ltd., Class A	5,700	38,983
	Yotrio Group Co. Ltd., Class A	37,300	16,163
*	Youzu Interactive Co. Ltd., Class A	18,400	27,760
	Yuexiu Property Co. Ltd.	288,000	299,565
	Yunda Holding Co. Ltd., Class A	34,200	42,626
	Yunnan Copper Co. Ltd., Class A	26,500	39,956
	Yunnan Tin Co. Ltd., Class A	23,600	45,587
	Zhaojin Mining Industry Co. Ltd., Class H	51,500	63,847
	Zhefu Holding Group Co. Ltd., Class A	80,600	40,759
*	Zhejiang Century Huatong Group Co. Ltd., Class A	106,800	85,655
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	19,113
	Zhejiang Crystal-Optech Co. Ltd., Class A	26,100	49,222
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	7,600	11,062
	Zhejiang Hailiang Co. Ltd., Class A	17,900	26,410
	Zhejiang Hangmin Co. Ltd., Class A	13,800	16,019
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	34,800	34,293
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	17,452
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	31,115
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	6,100	16,668
*	Zhejiang Jingu Co. Ltd., Class A	21,900	23,356
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	27,824
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	9,600	26,646
	Zhejiang Medicine Co. Ltd., Class A	19,100	28,315
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	2,600	13,974
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	15,010
	Zhejiang Runtu Co. Ltd., Class A	28,700	26,217
	Zhejiang Semir Garment Co. Ltd., Class A	39,800	33,205
	Zhejiang Southeast Space Frame Co. Ltd., Class A	24,600	19,311
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,400	16,856
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	15,497
*	Zhejiang Wanliyang Co. Ltd., Class A	16,100	17,437
	Zhejiang Wanma Co. Ltd., Class A	15,200	21,870
	Zhejiang Wansheng Co. Ltd., Class A	7,900	12,252
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	18,531

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	$17,592
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,600	23,446
	Zhende Medical Co. Ltd., Class A	2,900	10,213
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	50,383
*	Zhong An Group Ltd.	317,000	4,573
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	53,700	37,303
	Zhongsheng Group Holdings Ltd.	125,000	288,662
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	6,291
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	200,000	65,995
*	Zhuguang Holdings Group Co. Ltd.	28,000	1,448
	Zhuhai Huafa Properties Co. Ltd., Class A	22,100	25,359
	Zhuzhou Kibing Group Co. Ltd., Class A	32,000	34,908
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	140,264

TOTAL CHINA			39,873,310

COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	22,960	79,467
	Grupo Argos SA	15,974	34,618
	Mineros SA	34,702	14,737

TOTAL COLOMBIA			128,822

DENMARK — (2.0%)
	Alm Brand AS	302,698	438,092
	BankNordik P	1,321	29,687
#*	Bavarian Nordic AS	26,100	497,477
*	Brodrene Hartmann AS	569	28,329
	Columbus AS	23,788	20,567
	D/S Norden AS	9,351	531,290
	Dfds AS	18,633	538,255
	FLSmidth & Co. AS	17,559	658,514
	Gabriel Holding AS	100	4,456
*	GN Store Nord AS	35,889	598,861
	GronlandsBANKEN AS	210	18,317
	H Lundbeck AS	97,184	507,985
	H Lundbeck AS, Class A	24,658	111,546
*	H+H International AS, Class B	6,441	72,938
	ISS AS	44,132	638,700
*	Jyske Bank AS	18,173	1,280,731
	Matas AS	13,030	169,651
#*Ω	Netcompany Group AS	8,994	281,412
*	Nilfisk Holding AS	4,737	76,153
*	NKT AS	19,205	965,612
	North Media AS	2,598	21,052
	Per Aarsleff Holding AS	6,619	289,517
	Ringkjoebing Landbobank AS	9,223	1,257,015
	Rockwool AS, Class A	1,354	299,846
	Rockwool AS, Class B	2,440	542,955
*	RTX AS	1,806	19,086
Ω	Scandinavian Tobacco Group AS, Class A	21,197	314,743
	Schouw & Co. AS	4,623	285,297
	Solar AS, Class B	1,665	99,360
	SP Group AS	2,158	61,213
	Spar Nord Bank AS	34,913	528,988
	Sparekassen Sjaelland-Fyn AS	4,899	143,819
	Sydbank AS	19,669	854,415
	TORM PLC, Class A	10,927	333,472
	Vestjysk Bank AS	59,255	33,601

TOTAL DENMARK			12,552,952

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (1.7%)
	Aktia Bank OYJ	15,532	$146,713
#	Alandsbanken Abp, Class B	2,284	76,850
#	Anora Group OYJ	6,620	28,680
	Apetit OYJ	1,113	14,421
#	Aspo OYJ	4,867	30,375
	Atria OYJ	3,506	38,650
	Bittium OYJ	5,009	22,309
	Cargotec OYJ, Class B	10,303	406,681
	Digia OYJ	4,078	21,583
Ω	Enento Group OYJ	3,980	70,830
	Fiskars OYJ Abp	10,410	159,444
	Fortum OYJ	73,445	872,044
	Glaston OYJ Abp	8,852	6,715
*	HKScan OYJ, Class A	16,407	13,026
	Huhtamaki OYJ	25,055	861,295
	Kamux Corp	1,769	9,557
	Kemira OYJ	32,084	519,474
	Kesko OYJ, Class A	4,279	73,761
	Kesko OYJ, Class B	9,090	153,725
	Konecranes OYJ	14,581	478,085
	Lassila & Tikanoja OYJ	10,732	106,380
	Metsa Board OYJ, Class A	2,149	18,600
	Metsa Board OYJ, Class B	48,951	370,640
	NoHo Partners OYJ	1,625	12,706
	Nokian Renkaat OYJ	29,900	226,121
	Olvi OYJ, Class A	3,777	111,810
	Oma Saastopankki OYJ	2,569	56,559
	Oriola OYJ, Class A	4,300	4,852
	Oriola OYJ, Class B	39,268	38,375
	Outokumpu OYJ	104,294	427,947
*	Pihlajalinna OYJ	6,174	48,136
	Ponsse OYJ	730	19,186
	Raisio OYJ, Class V	36,679	76,969
	Rapala VMC OYJ	4,631	13,715
	Sanoma OYJ	19,907	154,130
	Scanfil OYJ	3,530	28,502
*	SRV Group OYJ	786	2,864
	Stora Enso OYJ, Class R	124,293	1,493,802
	Taaleri OYJ	5,902	52,694
*	Teleste OYJ	3,463	11,185
Ω	Terveystalo OYJ	45,094	311,886
	TietoEVRY OYJ	23,793	499,166
	Tokmanni Group Corp.	8,641	116,685
	Uponor OYJ	12,990	393,566
	Valmet OYJ	38,832	871,442
	Wartsila OYJ Abp	106,918	1,275,910
#*	WithSecure OYJ	25,449	22,922
	YIT OYJ	27,688	49,269

TOTAL FINLAND			10,820,237

FRANCE — (3.9%)
	AKWEL SADIR	2,712	41,716
Ω	ALD SA	36,169	243,285
	Alstom SA	67,906	919,614
Ω	Amundi SA	15,034	785,366
	Arkema SA	14,561	1,364,406
	Assystem SA	1,526	60,985
#*	Atos SE	30,408	213,214
	Axway Software SA	1,894	45,680

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Beneteau SACA	9,933	$119,853
*	Bigben Interactive	4,235	12,528
	Boiron SA	1,406	58,655
	Bonduelle SCA	2,558	27,094
	Bouygues SA	51,932	1,826,916
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	21,577
	Carrefour SA	24,504	429,591
	CBo Territoria	11,180	41,757
*	Cegedim SA	2,088	38,002
*	CGG SA	205,970	145,739
	Chargeurs SA	4,389	34,066
	Cie des Alpes	6,017	84,533
	Cie Plastic Omnium SE	14,248	160,205
#	Clariane SE	15,822	59,790
	Coface SA	34,135	411,849
	Derichebourg SA	27,304	118,356
	Eiffage SA	20,030	1,817,734
*	Ekinops SAS	2,652	12,216
#*Ω	Elior Group SA	41,700	79,122
	Elis SA	58,949	966,762
	Eramet SA	1,503	104,080
	Etablissements Maurel et Prom SA	22,578	134,393
	Eurazeo SE	11,657	657,183
Ω	Euronext NV	4,382	305,594
#	Eutelsat Communications SACA	28,755	122,792
*	Exclusive Networks SA	2,268	36,066
	Exel Industries SA, Class A	396	18,777
	Fnac Darty SA	2,442	57,382
*	Forvia SE	44,431	748,691
	GL Events SACA	2,532	43,261
	Groupe Crit SA	1,048	68,764
	Groupe SFPI	8,334	13,206
#	Guerbet	1,473	26,966
	Imerys SA	10,388	275,441
	IPSOS SA	11,856	576,172
	Jacquet Metals SACA	4,886	77,578
	Laurent-Perrier	749	93,537
	Linedata Services	173	9,486
	LISI SA	3,548	82,136
	LNA Sante SA	1,202	25,782
Ω	Maisons du Monde SA	4,257	21,407
	Manitou BF SA	2,169	45,781
	Mersen SA	6,943	230,525
	Metropole Television SA	6,128	76,808
*	Nacon SA	2,753	4,227
	Nexity SA	7,764	108,482
	NRJ Group	6,338	43,201
	Quadient SA	11,111	232,300
	Renault SA	55,113	1,933,596
	Rexel SA	53,173	1,085,940
	Samse SACA	262	43,543
	Savencia SA	1,752	102,717
	SCOR SE	40,167	1,199,164
	SEB SA	5,149	509,166
	SES SA	101,057	589,616
*Ω	SMCP SA	13,403	47,646
	Societe BIC SA	4,384	275,176
	Societe LDC SADIR	825	108,235
	Stef SA	927	99,689

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Synergie SE	2,390	$74,979
	Technip Energies NV	32,441	710,774
	Television Francaise 1 SA	14,457	101,993
	Totalenergies EP Gabon	282	47,444
	Trigano SA	2,049	269,068
*	Ubisoft Entertainment SA	12,276	350,035
	Valeo SE	59,493	786,086
*	Vallourec SACA	39,936	479,654
	Vicat SACA	4,787	146,977
	VIEL & Cie SA	3,477	29,206
	Vivendi SE	175,700	1,575,589
*	Voltalia SA	1,738	14,535
	Vranken-Pommery Monopole SA	1,043	17,116
*Ω	Worldline SA	6,497	82,615
*Ω	X-Fab Silicon Foundries SE	18,603	168,547

TOTAL FRANCE			25,229,735

GERMANY — (5.0%)
	1&1 AG	9,437	162,328
	7C Solarparken AG	17,690	60,628
	All for One Group SE	212	8,215
	AlzChem Group AG	1,011	23,657
#Ω	Aumann AG	2,278	30,399
	Aurubis AG	9,174	756,276
	BayWa AG	4,365	145,714
Ω	Befesa SA	5,892	172,361
	Bertrandt AG	898	43,307
	Bijou Brigitte AG	1,477	54,301
	Bilfinger SE	9,612	352,767
*	Borussia Dortmund GmbH & Co. KGaA	25,902	101,945
	Brenntag SE	22,859	1,699,832
	CANCOM SE	6,818	170,220
*	Ceconomy AG	93,170	177,277
	Cewe Stiftung & Co. KGAA	1,803	163,631
	Commerzbank AG	222,735	2,402,321
	Continental AG	27,863	1,819,146
*Ω	Covestro AG	52,882	2,679,117
	CropEnergies AG	8,453	72,784
	Deutz AG	41,097	166,558
	Draegerwerk AG & Co. KGaA	853	38,424
	Duerr AG	11,658	239,869
Ω	DWS Group GmbH & Co. KGaA	8,571	251,593
	EDAG Engineering Group AG	1,985	26,275
	ElringKlinger AG	8,846	49,918
#*	Encavis AG	22,644	295,699
	Evonik Industries AG	46,390	853,802
#*	flatexDEGIRO AG	14,771	149,822
	FORTEC Elektronik AG	585	14,234
*	Fraport AG Frankfurt Airport Services Worldwide	8,317	413,350
	Freenet AG	36,293	921,222
	Fresenius Medical Care AG & Co. KGaA	47,923	1,592,297
	FUCHS SE	7,576	254,434
	Gerresheimer AG	8,611	803,175
	Gesco SE	2,252	49,837
	H&R GmbH & Co. KGaA	4,152	20,787
#	Hamburger Hafen und Logistik AG	5,313	94,342
	Heidelberg Materials AG	37,946	2,754,627
#*	Heidelberger Druckmaschinen AG	44,000	52,781
	Hella GmbH & Co. KGaA	1,080	82,247

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co. KGaA	2,266	$135,289
	Indus Holding AG	555	10,807
	Init Innovation in Traffic Systems SE	890	24,311
Ω	Instone Real Estate Group SE	17,183	98,065
	Jenoptik AG	14,474	343,804
Ω	JOST Werke SE	3,772	173,084
	K+S AG	49,495	832,071
	KION Group AG	13,497	414,116
	Kloeckner & Co. SE	24,048	245,485
	Knaus Tabbert AG	425	19,457
*	Koenig & Bauer AG	4,875	55,622
	Kontron AG	8,109	163,448
	Krones AG	3,273	319,029
	KSB SE & Co. KGaA	62	39,108
	KWS Saat SE & Co. KGaA	3,267	185,007
	Lanxess AG	16,709	382,880
#*	LPKF Laser & Electronics SE	3,178	24,164
*	Mediclin AG	5,270	14,608
*	Medios AG	1,947	30,657
*	METRO AG	31,081	197,539
	MLP SE	21,361	103,481
	Mutares SE & Co. KGaA	2,158	65,015
	Norma Group SE	1,284	22,653
	OHB SE	1,667	75,405
	Pfeiffer Vacuum Technology AG	218	33,689
#	ProSiebenSat.1 Media SE	39,294	220,407
	Puma SE	9,769	553,591
*	q.beyond AG	32,252	19,459
	RTL Group SA	8,393	293,554
	SAF-Holland SE	5,757	76,969
	Salzgitter AG	11,280	281,853
	Schloss Wachenheim AG	674	11,836
#*	SGL Carbon SE	14,958	92,112
*	Siemens Energy AG	59,809	531,757
	Siltronic AG	4,337	372,650
	Sixt SE	3,672	316,818
	Stabilus SE	6,552	416,025
	Suedzucker AG	15,827	239,761
	SUESS MicroTec SE	4,556	78,904
	Surteco Group SE	1,940	31,623
	Synlab AG	11,152	117,026
	Takkt AG	8,473	108,553
*	Talanx AG	16,074	1,012,971
	Technotrans SE	2,069	36,216
	Telefonica Deutschland Holding AG	255,153	433,779
	thyssenkrupp AG	117,165	816,600
	United Internet AG	18,094	376,779
	VERBIO Vereinigte BioEnergie AG	1,194	40,406
*	Vitesco Technologies Group AG, Class A	6,137	600,234
	Vossloh AG	2,264	87,943
	Wacker Chemie AG	3,997	490,524
	Wacker Neuson SE	10,588	194,294
	Wuestenrot & Wuerttembergische AG	8,935	124,197
	Zeal Network SE	2,572	83,099

TOTAL GERMANY			32,290,253

GREECE — (0.1%)
*	Aegean Airlines SA	775	8,483
*	Alpha Services & Holdings SA	121,392	181,716

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Bank of Greece	3,495	$50,690
	ElvalHalcor SA	7,892	13,952
	Helleniq Energy Holdings SA	9,333	68,525
*	LAMDA Development SA	6,355	40,914
	Motor Oil Hellas Corinth Refineries SA	5,663	134,879
*	Piraeus Financial Holdings SA	30,166	89,416
	Sarantis SA	2,655	22,058
	Thrace Plastics Holding & Co.	2,463	10,347
	Titan Cement International SA	5,589	104,673

TOTAL GREECE			725,653

HONG KONG — (1.4%)
	Analogue Holdings Ltd.	42,000	7,085
	ASMPT Ltd.	63,100	534,429
	Associated International Hotels Ltd.	12,000	9,986
	Bank of East Asia Ltd.	307,200	364,840
*	Blue River Holdings Ltd.	120,000	6,897
*	BOCOM International Holdings Co. Ltd.	275,000	11,429
	Bright Smart Securities & Commodities Group Ltd.	176,000	30,404
*††	Brightoil Petroleum Holdings Ltd.	238,000	0
	Build King Holdings Ltd.	120,000	16,710
*††	Burwill Holdings Ltd.	664,000	0
*	Cathay Pacific Airways Ltd.	255,909	257,263
*	Century City International Holdings Ltd.	360,000	11,988
	Cheuk Nang Holdings Ltd.	37,997	8,432
	Chevalier International Holdings Ltd.	20,000	14,917
*	China Energy Development Holdings Ltd.	2,198,000	22,754
	Chow Sang Sang Holdings International Ltd.	103,000	118,401
	CITIC Telecom International Holdings Ltd.	397,000	151,363
Ω	Crystal International Group Ltd.	149,500	45,314
	CSI Properties Ltd.	1,310,000	17,576
*††	CTEG	532,000	0
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	100,400	65,867
	Dah Sing Financial Holdings Ltd.	36,000	81,488
	Eagle Nice International Holdings Ltd.	36,000	20,718
*††	EcoGreen International Group Ltd.	84,000	3,825
	Emperor International Holdings Ltd.	270,000	14,860
	Emperor Watch & Jewellery Ltd.	790,000	17,272
*	Esprit Holdings Ltd.	775,000	32,767
	Far East Consortium International Ltd.	297,223	61,163
	First Pacific Co. Ltd.	560,000	211,997
*Ω	FIT Hon Teng Ltd.	386,000	51,766
	Great Eagle Holdings Ltd.	60,527	98,640
	Guotai Junan International Holdings Ltd.	796,000	63,119
*	Haitong International Securities Group Ltd.	609,922	110,055
	Hang Lung Group Ltd.	124,000	165,160
	Hang Lung Properties Ltd.	471,000	619,109
	Hanison Construction Holdings Ltd.	105,877	11,441
*	Harbour Centre Development Ltd.	17,000	15,515
	HKBN Ltd.	197,500	68,418
	HKR International Ltd.	251,040	51,963
	Hon Kwok Land Investment Co. Ltd.	54,000	11,643
*	Hongkong & Shanghai Hotels Ltd.	121,716	93,790
Ω	Honma Golf Ltd.	28,000	11,616
*††	Hsin Chong Group Holdings Ltd.	532,000	0
Ω	Impro Precision Industries Ltd.	75,000	20,215
*	IRC Ltd.	1,822,000	21,003
*	ITC Properties Group Ltd.	84,761	7,462

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Johnson Electric Holdings Ltd.	85,290	$105,802
	K Wah International Holdings Ltd.	318,000	85,387
*	Kader Holdings Co. Ltd.	98,000	5,184
	Kerry Logistics Network Ltd.	131,500	111,531
	Kerry Properties Ltd.	146,000	245,687
	Kowloon Development Co. Ltd.	105,000	92,525
*	Lai Sun Development Co. Ltd.	88,200	10,397
*	Lai Sun Garment International Ltd.	136,459	17,891
	Liu Chong Hing Investment Ltd.	40,000	27,732
*††	Long Well International Holdings Ltd.	1,212,000	0
	Luk Fook Holdings International Ltd.	97,000	240,637
*	Midland Holdings Ltd.	187,517	14,151
	Modern Dental Group Ltd.	47,000	20,280
*	Mongolian Mining Corp.	162,000	66,442
*	NagaCorp Ltd.	284,000	121,994
	New World Development Co. Ltd.	372,000	682,738
*††	Pacific Andes International Holdings Ltd.	668,000	0
	Pacific Basin Shipping Ltd.	1,251,000	362,006
*	Pacific Century Premium Developments Ltd.	301,000	10,192
	Pacific Textiles Holdings Ltd.	47,000	8,956
*	Paliburg Holdings Ltd.	86,000	10,247
	PC Partner Group Ltd.	64,000	25,638
	Pico Far East Holdings Ltd.	278,000	48,750
	Public Financial Holdings Ltd.	116,000	26,272
*	Regal Hotels International Holdings Ltd.	68,000	23,483
Ω	Regina Miracle International Holdings Ltd.	29,000	8,645
	SAS Dragon Holdings Ltd.	64,000	27,949
*	Shangri-La Asia Ltd.	256,000	163,322
*	Shun Tak Holdings Ltd.	362,000	47,217
	SmarTone Telecommunications Holdings Ltd.	69,500	36,252
	Soundwill Holdings Ltd.	23,500	17,231
	Stella International Holdings Ltd.	138,500	156,404
	Swire Pacific Ltd., Class A	105,000	670,723
	Swire Pacific Ltd., Class B	175,000	179,672
	Tao Heung Holdings Ltd.	133,000	13,271
*	Television Broadcasts Ltd.	46,600	21,528
*††	Tenwow International Holdings Ltd.	120,000	0
#	Texhong International Group Ltd.	64,500	35,166
*	Tongda Group Holdings Ltd.	1,935,000	26,991
	Town Health International Medical Group Ltd.	650,000	26,604
	Transport International Holdings Ltd.	42,371	52,041
	United Laboratories International Holdings Ltd.	274,000	279,694
††	Untrade.Genting Hk	331,000	3,291
	Vedan International Holdings Ltd.	80,000	4,484
	VSTECS Holdings Ltd.	192,000	97,085
	Wang On Group Ltd.	1,400,000	7,309
Ω	WH Group Ltd.	1,552,160	927,001
	Wing Tai Properties Ltd.	72,000	26,590
*	Xingye Alloy Materials Group Ltd.	84,000	11,334
	Xinyi Glass Holdings Ltd.	16	18
	YTO International Express & Supply Chain Technology Ltd.	28,000	4,629
	Yue Yuen Industrial Holdings Ltd.	136,500	159,593
*	Yunfeng Financial Group Ltd.	58,000	6,745

TOTAL HONG KONG			8,935,371

HUNGARY — (0.0%)
*	Opus Global Nyrt	57,802	60,999

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	7,511	$176,154

TOTAL HUNGARY			237,153

INDIA — (5.9%)
	360 ONE WAM Ltd.	8,069	50,908
	Aarti Drugs Ltd.	8,644	48,644
	Aarti Industries Ltd.	18,622	101,552
*	Aarti Pharmalabs Ltd.	4,656	21,573
	Action Construction Equipment Ltd.	10,111	101,951
	ADF Foods Ltd.	15,440	44,327
	Advanced Enzyme Technologies Ltd.	6,791	25,276
	Aegis Logistics Ltd.	31,470	110,589
	AGI Greenpac Ltd.	5,757	61,207
	Agro Tech Foods Ltd.	2,464	22,690
	Ahluwalia Contracts India Ltd.	6,104	49,915
	Ajanta Pharma Ltd.	7,609	161,281
	Alembic Ltd.	15,848	15,437
	Alembic Pharmaceuticals Ltd.	10,543	90,314
	Alkem Laboratories Ltd.	714	31,915
	Allcargo Logistics Ltd.	14,247	43,822
	Allcargo Terminals Ltd.	14,247	6,605
	Amara Raja Energy & Mobility Ltd.	9,138	67,044
*	Amber Enterprises India Ltd.	1,643	57,805
	Anant Raj Ltd.	19,359	56,379
	Andhra Sugars Ltd.	14,285	18,256
	Angel One Ltd.	2,662	82,716
	Apar Industries Ltd.	4,076	253,406
	Apollo Tyres Ltd.	82,490	378,252
	Arvind Fashions Ltd.	6,635	25,529
	Arvind Ltd.	42,016	98,501
	Ashiana Housing Ltd.	6,346	16,553
*	Ashoka Buildcon Ltd.	23,322	36,305
*Ω	Aster DM Healthcare Ltd.	27,926	110,514
	Astra Microwave Products Ltd.	16,574	92,370
	Atul Ltd.	1,576	118,601
	AurionPro Solutions Ltd.	1,422	27,008
	Aurobindo Pharma Ltd.	63,939	651,992
	Automotive Axles Ltd.	1,036	28,444
	Bajaj Consumer Care Ltd.	16,880	47,099
*	Bajaj Hindusthan Sugar Ltd.	245,227	78,400
	Balaji Amines Ltd.	452	11,097
	Balmer Lawrie & Co. Ltd.	19,246	31,033
	Balrampur Chini Mills Ltd.	29,626	147,019
	Banco Products India Ltd.	7,771	41,739
	Bank of India	114,507	131,619
	Bank of Maharashtra	144,375	72,413
	Bannari Amman Sugars Ltd.	902	28,172
	BASF India Ltd.	703	21,284
	BEML Ltd.	3,201	77,739
	Bhansali Engineering Polymers Ltd.	18,456	19,336
	Bharat Dynamics Ltd.	6,265	73,276
	Bharat Electronics Ltd.	41,579	66,738
	Bharat Heavy Electricals Ltd.	200,182	290,535
	Birla Corp. Ltd.	6,464	98,554
	Birlasoft Ltd.	29,082	191,234
	Bombay Burmah Trading Co.	4,849	78,521
*	Borosil Ltd.	2,401	11,177
	Brigade Enterprises Ltd.	23,418	172,593
	Brightcom Group Ltd.	163,944	33,158

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	BSE Ltd.	10,692	$240,522
*	Camlin Fine Sciences Ltd.	19,146	33,100
	Canara Bank	94,771	436,876
	Caplin Point Laboratories Ltd.	3,997	49,199
	Care Ratings Ltd.	4,579	50,090
	CCL Products India Ltd.	15,057	106,913
	Ceat Ltd.	6,015	152,031
	Century Enka Ltd.	3,444	18,717
	Century Textiles & Industries Ltd.	10,821	141,004
	Chambal Fertilisers & Chemicals Ltd.	36,837	127,674
*††	Chennai Super Kings Cricket Ltd.	33,314	0
	CIE Automotive India Ltd.	29,639	164,134
	Cigniti Technologies Ltd.	3,813	47,371
	City Union Bank Ltd.	83,557	138,850
Ω	Cochin Shipyard Ltd.	8,018	91,468
	Container Corp. of India Ltd.	22,302	184,432
	Coromandel International Ltd.	25,282	316,717
	Cosmo First Ltd.	4,186	32,034
*	CSB Bank Ltd.	17,397	69,168
	Cyient Ltd.	10,755	204,986
*	D B Realty Ltd.	19,709	40,538
	Dalmia Bharat Ltd.	18,022	455,749
	Dalmia Bharat Sugar & Industries Ltd.	5,261	28,371
	DB Corp. Ltd.	16,814	60,523
	DCB Bank Ltd.	58,753	81,057
	DCM Shriram Ltd.	7,541	83,852
	DCW Ltd.	37,568	24,124
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	109,192
	Delta Corp. Ltd.	21,699	33,314
	Dhampur Sugar Mills Ltd.	11,450	36,471
	Dhanuka Agritech Ltd.	3,371	32,097
Ω	Dilip Buildcon Ltd.	7,058	25,901
*	Dish TV India Ltd.	75,147	15,323
	Dollar Industries Ltd.	4,294	21,571
	Dwarikesh Sugar Industries Ltd.	19,117	20,652
	Dynamatic Technologies Ltd.	486	23,365
	eClerx Services Ltd.	4,926	114,968
	EID Parry India Ltd.	19,753	109,340
	EIH Associated Hotels	1,808	9,772
	EIH Ltd.	35,168	94,504
	Electrosteel Castings Ltd.	104,310	106,886
Ω	Endurance Technologies Ltd.	5,726	110,187
	Engineers India Ltd.	58,317	86,234
	Epigral Ltd.	870	9,401
	EPL Ltd.	28,442	62,002
Ω	Equitas Small Finance Bank Ltd.	56,690	62,923
*Ω	Eris Lifesciences Ltd.	7,443	76,847
	Escorts Kubota Ltd.	8,711	328,611
	Everest Industries Ltd.	1,612	22,887
	Everest Kanto Cylinder Ltd.	6,320	8,704
	Exide Industries Ltd.	88,153	270,734
*	FDC Ltd.	11,996	51,941
	Federal Bank Ltd.	390,779	660,220
*	Federal-Mogul Goetze India Ltd.	4,153	16,976
	FIEM Industries Ltd.	693	14,610
	Filatex India Ltd.	27,476	15,762
	Finolex Cables Ltd.	15,463	166,540
	Finolex Industries Ltd.	48,381	110,983
	Firstsource Solutions Ltd.	58,361	109,291

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Force Motors Ltd.	1,050	$42,889
	Fortis Healthcare Ltd.	95,930	372,190
	Gabriel India Ltd.	17,080	68,895
	GAIL India Ltd.	563,053	810,811
	Ganesh Housing Corp. Ltd.	2,638	11,949
	Garden Reach Shipbuilders & Engineers Ltd.	6,204	55,190
	Gateway Distriparks Ltd.	33,716	35,490
*	Gati Ltd.	5,798	10,021
*	GE T&D India Ltd.	10,963	52,085
Ω	General Insurance Corp. of India	13,574	37,207
	Genus Power Infrastructures Ltd.	32,993	97,523
	GHCL Ltd.	16,967	118,644
*	GHCL Textiles Ltd.	16,967	15,313
	Glenmark Pharmaceuticals Ltd.	33,446	301,617
	Godawari Power & Ispat Ltd.	12,579	93,313
	Godfrey Phillips India Ltd.	2,468	67,334
Ω	Godrej Agrovet Ltd.	7,864	43,968
*	Godrej Industries Ltd.	9,179	68,994
	Goodyear India Ltd.	1,451	22,478
	Granules India Ltd.	32,878	128,650
	Graphite India Ltd.	11,951	66,698
	Grauer & Weil India Ltd.	10,217	14,514
	Great Eastern Shipping Co. Ltd.	27,406	262,408
	Greaves Cotton Ltd.	24,203	36,631
	Greenpanel Industries Ltd.	9,316	39,552
	Greenply Industries Ltd.	10,082	19,585
	Gujarat Alkalies & Chemicals Ltd.	7,842	67,466
	Gujarat Ambuja Exports Ltd.	12,280	48,241
	Gujarat Fluorochemicals Ltd.	1,111	36,991
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	18,866	156,415
	Gujarat Pipavav Port Ltd.	48,693	71,076
	Gujarat State Petronet Ltd.	61,353	196,831
	Gulf Oil Lubricants India Ltd.	1,725	12,955
	HBL Power Systems Ltd.	29,816	105,280
*	HealthCare Global Enterprises Ltd.	10,118	45,135
	HEG Ltd.	2,257	44,233
	HeidelbergCement India Ltd.	15,130	34,272
	Heritage Foods Ltd.	8,870	23,776
	Hero MotoCorp Ltd.	5,217	193,828
	HFCL Ltd.	147,411	115,326
	HG Infra Engineering Ltd.	2,873	30,990
	Hikal Ltd.	9,005	29,745
	HIL Ltd.	1,013	33,871
	Himadri Speciality Chemical Ltd.	64,558	185,468
*	Himatsingka Seide Ltd.	11,567	21,324
	Hindustan Copper Ltd.	24,909	42,656
	Hindware Home Innovation Ltd.	3,544	21,825
	Honda India Power Products Ltd.	598	20,718
	Huhtamaki India Ltd.	2,798	9,475
	I G Petrochemicals Ltd.	4,882	28,478
	ICRA Ltd.	909	59,975
*	IDFC First Bank Ltd.	736,597	732,880
	IDFC Ltd.	299,310	412,589
*	IFB Industries Ltd.	2,317	24,483
	Igarashi Motors India Ltd.	1,465	10,362
	IIFL Securities Ltd.	26,423	31,970
*	India Cements Ltd.	43,951	110,194
	India Glycols Ltd.	3,432	27,631
	Indian Bank	62,818	316,251

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Indian Metals & Ferro Alloys Ltd.	4,203	$21,977
*	Indian Overseas Bank	251,181	118,961
	Indo Count Industries Ltd.	12,207	41,610
	Indoco Remedies Ltd.	6,798	25,967
*	Indus Towers Ltd.	89,124	184,966
*	Inox Wind Ltd.	12,758	33,182
	Insecticides India Ltd.	3,251	20,057
	Intellect Design Arena Ltd.	12,705	104,076
	IOL Chemicals & Pharmaceuticals Ltd.	5,999	30,343
	Ipca Laboratories Ltd.	29,641	350,962
Ω	IRCON International Ltd.	51,030	85,021
	ISGEC Heavy Engineering Ltd.	2,196	17,764
	ITD Cementation India Ltd.	8,815	20,993
	J Kumar Infraprojects Ltd.	9,206	44,716
	Jai Corp. Ltd.	12,215	44,388
	Jammu & Kashmir Bank Ltd.	63,698	81,571
	Jamna Auto Industries Ltd.	6,298	8,163
	Jindal Poly Films Ltd.	3,854	29,044
	Jindal Saw Ltd.	53,430	285,506
	Jindal Stainless Ltd.	110,462	589,232
	Jindal Steel & Power Ltd.	99,431	757,084
	JK Cement Ltd.	5,781	218,168
	JK Lakshmi Cement Ltd.	14,023	115,779
	JK Paper Ltd.	21,843	100,166
	JK Tyre & Industries Ltd.	17,886	65,466
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,564	20,270
	JSW Energy Ltd.	118,534	548,411
	JTEKT India Ltd.	11,906	19,882
	Jubilant Ingrevia Ltd.	13,841	69,822
	Jubilant Pharmova Ltd.	11,620	52,278
	Jyothy Labs Ltd.	34,605	150,438
	Kalpataru Projects International Ltd.	17,626	139,583
	Kalyani Steels Ltd.	7,765	42,719
	Kansai Nerolac Paints Ltd.	24,754	93,658
	Karnataka Bank Ltd.	70,994	195,841
	Karur Vysya Bank Ltd.	100,489	173,176
*	Kaveri Seed Co. Ltd.	4,744	35,351
	KCP Ltd.	19,493	30,636
	KEC International Ltd.	25,269	191,565
	Kewal Kiran Clothing Ltd.	3,197	29,172
	Kirloskar Brothers Ltd.	5,401	58,290
	Kirloskar Ferrous Industries Ltd.	9,588	54,510
	Kirloskar Oil Engines Ltd.	10,569	69,631
	Kitex Garments Ltd.	5,027	12,233
	KNR Constructions Ltd.	27,447	86,590
	Kolte-Patil Developers Ltd.	5,519	31,743
	Kovai Medical Center & Hospital	843	25,803
	KPR Mill Ltd.	11,903	114,794
	KRBL Ltd.	16,393	70,927
	Krsnaa Diagnostics Ltd.	2,294	19,322
	LA Opala RG Ltd.	7,436	37,706
	Lakshmi Machine Works Ltd.	568	90,136
Ω	Laurus Labs Ltd.	4,269	18,565
	LG Balakrishnan & Bros Ltd.	7,187	92,070
	LT Foods Ltd.	40,174	79,413
	Lumax Auto Technologies Ltd.	4,253	17,931
	Lupin Ltd.	42,305	571,955
	LUX Industries Ltd.	628	10,239
	Maharashtra Seamless Ltd.	14,386	123,967

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mahindra Lifespace Developers Ltd.	15,138	$89,325
	Maithan Alloys Ltd.	1,484	18,489
	Man Infraconstruction Ltd.	15,353	27,702
	Marksans Pharma Ltd.	59,055	75,018
	Mastek Ltd.	2,337	62,025
	Max Estates Ltd.	9,610	31,037
	Mayur Uniquoters Ltd.	2,063	12,919
	Mazagon Dock Shipbuilders Ltd.	7,521	177,905
	Meghmani Organics Ltd.	29,423	26,007
	Minda Corp. Ltd.	16,296	63,220
*	Mirza International Ltd.	11,137	6,280
Ω	Mishra Dhatu Nigam Ltd.	8,726	41,393
	MM Forgings Ltd.	2,528	26,276
	Monte Carlo Fashions Ltd.	1,211	11,131
*	Morepen Laboratories Ltd.	60,453	24,335
	Motherson Sumi Wiring India Ltd.	21,035	15,166
	Mphasis Ltd.	7,517	191,785
	MRF Ltd.	454	591,806
	Mukand Ltd.	6,374	12,155
	Multi Commodity Exchange of India Ltd.	1,230	34,525
	Natco Pharma Ltd.	10,416	99,872
	National Aluminium Co. Ltd.	201,774	224,503
	National Fertilizers Ltd.	13,589	11,317
	Nava Ltd.	21,096	104,722
	Navneet Education Ltd.	18,503	33,780
	NBCC India Ltd.	147,802	117,372
	NCC Ltd.	97,963	170,370
	NCL Industries Ltd.	7,001	17,331
	NESCO Ltd.	3,968	30,826
	Neuland Laboratories Ltd.	2,588	120,262
	Newgen Software Technologies Ltd.	2,591	35,310
	NIIT Learning Systems Ltd.	10,780	50,567
*	NIIT Ltd.	10,780	16,554
	Nilkamal Ltd.	1,432	41,164
Ω	Nippon Life India Asset Management Ltd.	24,048	112,987
	NMDC Ltd.	153,931	285,184
*††	NMDC Steel Ltd.	153,931	74,372
	NOCIL Ltd.	22,530	59,729
	Novartis India Ltd.	1,209	9,555
	NRB Bearings Ltd.	7,863	24,489
	Nucleus Software Exports Ltd.	1,478	27,430
	Oberoi Realty Ltd.	18,539	252,981
	Oracle Financial Services Software Ltd.	4,537	211,107
	Orient Cement Ltd.	25,897	61,901
	Orient Paper & Industries Ltd.	25,398	14,073
	Oriental Carbon & Chemicals Ltd.	1,832	16,488
	Panama Petrochem Ltd.	2,894	11,142
*Ω	Parag Milk Foods Ltd.	6,480	15,851
*	Patel Engineering Ltd.	80,785	46,915
*	PC Jeweller Ltd.	62,691	22,150
	PCBL Ltd.	36,684	87,696
	Petronet LNG Ltd.	186,651	446,050
	Phoenix Mills Ltd.	16,437	359,549
	PNC Infratech Ltd.	17,993	71,590
	Polyplex Corp. Ltd.	3,760	46,160
	Power Mech Projects Ltd.	1,284	55,232
*	Prakash Industries Ltd.	25,349	48,449
Ω	Prataap Snacks Ltd.	1,310	12,967
	Prestige Estates Projects Ltd.	32,983	302,374

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Pricol Ltd.	16,687	$70,982
*	Prism Johnson Ltd.	29,365	48,972
	PSP Projects Ltd.	1,511	13,672
	Punjab National Bank	434,872	380,913
	Puravankara Ltd.	13,056	21,937
Ω	Quess Corp. Ltd.	5,911	29,823
	Rain Industries Ltd.	44,748	82,741
	Rajesh Exports Ltd.	12,943	70,196
	Rallis India Ltd.	16,538	43,148
	Ramco Cements Ltd.	22,141	264,159
*	Ramco Systems Ltd.	3,976	12,317
	Ramkrishna Forgings Ltd.	17,745	137,164
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	60,195
	Ratnamani Metals & Tubes Ltd.	5,795	191,976
	Raymond Ltd.	9,936	210,114
Ω	RBL Bank Ltd.	83,131	220,756
	Redington Ltd.	131,696	225,393
*	Redtape Ltd.	11,137	68,226
*	Reliance Power Ltd.	583,182	119,838
	Rico Auto Industries Ltd.	16,938	17,870
	RITES Ltd.	11,078	60,570
	RSWM Ltd.	7,446	15,934
	Sagar Cements Ltd.	6,506	19,199
	Sandhar Technologies Ltd.	2,664	11,689
*	Sanghi Industries Ltd.	18,177	25,619
	Sanghvi Movers Ltd.	2,991	26,397
	Sarda Energy & Minerals Ltd.	27,610	67,086
	Savita Oil Technologies Ltd.	5,680	24,748
	SEAMEC Ltd.	1,481	12,637
*	Sequent Scientific Ltd.	8,389	9,956
	Seshasayee Paper & Boards Ltd.	7,419	30,880
Ω	SH Kelkar & Co. Ltd.	11,863	20,465
	Shankara Building Products Ltd.	990	8,590
	Sharda Cropchem Ltd.	4,998	24,432
	Sharda Motor Industries Ltd.	1,048	12,023
*	Shilpa Medicare Ltd.	5,720	24,347
	Shipping Corp. of India Ltd.	32,265	54,017
	Shipping Corp. of India Ltd.	32,265	3,930
*	SIS Ltd.	6,676	33,037
	Siyaram Silk Mills Ltd.	2,895	18,445
	Sobha Ltd.	10,497	90,146
	Somany Ceramics Ltd.	3,402	27,156
	South Indian Bank Ltd.	497,625	144,665
*	Star Cement Ltd.	16,744	31,789
	Steel Authority of India Ltd.	210,166	211,886
	Sterlite Technologies Ltd.	22,934	38,302
	Strides Pharma Science Ltd.	11,768	67,587
	Styrenix Performance Materials Ltd.	1,107	18,419
	Subros Ltd.	5,228	23,127
	Sudarshan Chemical Industries Ltd.	6,005	34,182
	Sun TV Network Ltd.	19,125	145,448
*	Sunflag Iron & Steel Co. Ltd.	10,393	21,341
	Sunteck Realty Ltd.	12,856	66,890
	Suprajit Engineering Ltd.	16,641	72,790
	Supreme Petrochem Ltd.	12,254	84,467
	Surya Roshni Ltd.	9,638	66,415
	Tamil Nadu Newsprint & Papers Ltd.	11,959	39,992
	Tata Chemicals Ltd.	37,650	433,387
	Tata Coffee Ltd.	16,634	52,660

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Metaliks Ltd.	1,163	$12,531
*Ω	TCNS Clothing Co. Ltd.	1,364	5,806
	TD Power Systems Ltd.	16,940	49,404
	Techno Electric & Engineering Co. Ltd.	13,654	81,884
*Ω	Tejas Networks Ltd.	8,361	85,803
	Texmaco Rail & Engineering Ltd.	63,696	93,545
	Thirumalai Chemicals Ltd.	11,355	27,110
	Thomas Cook India Ltd.	36,783	60,013
	Time Technoplast Ltd.	29,889	57,280
	Tinplate Co. of India Ltd.	6,946	31,329
	Titagarh Rail System Ltd.	8,195	74,962
*	TransIndia Real Estate Ltd.	14,247	6,682
	Transport Corp. of India Ltd.	6,289	62,038
	Trident Ltd.	241,317	100,869
	Triveni Engineering & Industries Ltd.	13,982	59,903
	TVS Holdings Ltd.	839	54,492
	TVS Holdings Pvt Ltd.	839	10,292
	TVS Srichakra Ltd.	1,006	46,580
	Uflex Ltd.	9,820	50,034
Ω	Ujjivan Small Finance Bank Ltd.	99,842	62,821
*	Unichem Laboratories Ltd.	7,286	38,061
	Union Bank of India Ltd.	182,028	221,475
	UPL Ltd.	117,632	763,920
	Usha Martin Ltd.	39,122	138,919
	UTI Asset Management Co. Ltd.	7,033	63,374
*	VA Tech Wabag Ltd.	10,705	61,895
	Vardhman Textiles Ltd.	26,060	115,808
*Ω	Varroc Engineering Ltd.	8,500	47,132
	Venky’s India Ltd.	1,292	30,413
	Vesuvius India Ltd.	2,035	87,620
	Vimta Labs Ltd.	1,870	10,272
	Vindhya Telelinks Ltd.	1,643	48,472
*	Vodafone Idea Ltd.	864,094	123,014
	Voltamp Transformers Ltd.	884	50,910
	Voltas Ltd.	20,276	203,671
	VST Industries Ltd.	911	35,043
	VST Tillers Tractors Ltd.	936	39,461
	Welspun Corp. Ltd.	33,813	172,689
	Welspun Enterprises Ltd.	16,081	50,719
	Welspun India Ltd.	48,891	88,443
	West Coast Paper Mills Ltd.	10,379	91,489
	Whirlpool of India Ltd.	914	17,932
*	Wockhardt Ltd.	7,656	20,843
	Wonderla Holidays Ltd.	2,335	24,015
*	Zee Entertainment Enterprises Ltd.	111,714	346,555
	Zensar Technologies Ltd.	17,962	105,751
	Zydus Lifesciences Ltd.	44,718	309,398
	Zydus Wellnes Ltd.	1,202	22,193

TOTAL INDIA			38,235,351

INDONESIA — (0.6%)
	ABM Investama Tbk. PT	132,000	31,717
	Adaro Energy Indonesia Tbk. PT	2,450,700	395,418
*	Adhi Karya Persero Tbk. PT	499,100	12,635
*	Alam Sutera Realty Tbk. PT	2,048,700	21,402
	Astra Agro Lestari Tbk. PT	115,100	51,052
	Astra Otoparts Tbk. PT	172,500	29,977
	Bank BTPN Syariah Tbk. PT	328,800	32,592
*	Bank Bukopin Tbk. PT	3,976,600	19,538

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bank Capital Indonesia Tbk. PT	991,200	$8,175
*	Bank China Construction Bank Indonesia Tbk. PT	2,929,400	14,387
*	Bank Mayapada International Tbk. PT	1,396,100	40,272
	Bank Maybank Indonesia Tbk. PT	2,873,800	44,877
*	Bank MNC Internasional Tbk. PT	3,124,100	12,583
*	Bank Nationalnobu Tbk. PT	114,513	5,257
*	Bank Neo Commerce Tbk. PT	529,200	7,478
	Bank OCBC Nisp Tbk. PT	566,200	39,573
*	Bank Pan Indonesia Tbk. PT	802,200	57,363
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	380,853	27,219
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	853,700	32,523
	Bank Tabungan Negara Persero Tbk. PT	1,167,164	90,044
	BISI International Tbk. PT	236,900	23,273
	Blue Bird Tbk. PT	151,800	18,925
*	Buana Lintas Lautan Tbk. PT	1,461,500	6,989
	Bukit Asam Tbk. PT	544,800	85,042
*	Bumi Serpong Damai Tbk. PT	1,255,900	79,427
	Ciputra Development Tbk. PT	1,972,586	137,648
	Delta Dunia Makmur Tbk. PT	888,000	19,343
	Dharma Satya Nusantara Tbk. PT	494,300	17,744
	Elang Mahkota Teknologi Tbk. PT	896,400	28,243
	Elnusa Tbk. PT	1,110,000	30,221
	Erajaya Swasembada Tbk. PT	1,768,000	44,530
*	Gajah Tunggal Tbk. PT	310,300	17,184
	Gudang Garam Tbk. PT	91,900	134,698
	Harum Energy Tbk. PT	436,500	44,404
	Indah Kiat Pulp & Paper Tbk. PT	468,500	283,162
	Indika Energy Tbk. PT	467,500	53,428
	Indo Tambangraya Megah Tbk. PT	63,700	106,394
	Indofood Sukses Makmur Tbk. PT	628,200	262,998
	Indomobil Sukses Internasional Tbk. PT	319,500	27,559
*	Intiland Development Tbk. PT	678,700	8,463
	Japfa Comfeed Indonesia Tbk. PT	932,700	71,918
*	Kawasan Industri Jababeka Tbk. PT	3,135,500	26,063
	Medco Energi Internasional Tbk. PT	1,528,372	122,874
	Media Nusantara Citra Tbk. PT	681,300	21,194
*	MNC Land Tbk. PT	12,970,200	54,751
	Mulia Industrindo Tbk. PT	256,900	6,600
*††	Omni Inovasi Indonesia Tbk. PT	247,700	585
	Pabrik Kertas Tjiwi Kimia Tbk. PT	241,100	116,133
	Pakuwon Jati Tbk. PT	3,727,900	93,829
*	Panin Financial Tbk. PT	1,914,300	32,778
*	Paninvest Tbk. PT	264,900	16,608
*	PP Persero Tbk. PT	550,800	19,590
	Puradelta Lestari Tbk. PT	1,263,400	13,593
	Ramayana Lestari Sentosa Tbk. PT	603,300	18,923
	Resource Alam Indonesia Tbk. PT	280,500	7,165
*††	Rimo International Lestari Tbk. PT	4,191,900	0
	Salim Ivomas Pratama Tbk. PT	511,500	12,106
	Samator Indo Gas Tbk. PT	71,700	7,110
	Sampoerna Agro Tbk. PT	68,700	8,734
	Samudera Indonesia Tbk. PT	1,503,000	28,572
	Sawit Sumbermas Sarana Tbk. PT	366,600	26,423
	Semen Indonesia Persero Tbk. PT	426,447	163,863
*††	Sri Rejeki Isman Tbk. PT	1,787,400	3,080
	Steel Pipe Industry of Indonesia PT	497,300	9,143
	Summarecon Agung Tbk. PT	2,151,204	72,413
	Surya Citra Media Tbk. PT	2,940,700	27,963
	Surya Esa Perkasa Tbk. PT	990,700	37,423

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Surya Semesta Internusa Tbk. PT	515,500	$13,303
	Tempo Scan Pacific Tbk. PT	117,300	12,332
*††	Trada Alam Minera Tbk. PT	3,776,600	0
*	Trimegah Sekuritas IndonesiaTbk PT	1,532,700	23,737
	Triputra Agro Persada PT	743,600	25,749
	Tunas Baru Lampung Tbk. PT	685,485	36,701
*††	Waskita Karya Persero Tbk. PT	697,000	6,669
*	Wijaya Karya Persero Tbk. PT	593,900	14,349
	XL Axiata Tbk. PT	841,393	120,273

TOTAL INDONESIA			3,676,304

IRELAND — (0.8%)
	AIB Group PLC	320,177	1,390,056
	Bank of Ireland Group PLC	330,642	2,963,117
	Cairn Homes PLC	192,687	227,545
	Dalata Hotel Group PLC	75,889	322,380
	FBD Holdings PLC	9,012	111,644
	Glanbia PLC	2,457	38,695
*	Permanent TSB Group Holdings PLC	38,720	76,903

TOTAL IRELAND			5,130,340

ISRAEL — (0.6%)
*	Afcon Holdings Ltd.	760	17,676
	Africa Israel Residences Ltd.	912	38,672
	Alrov Properties & Lodgings Ltd.	1,983	56,050
	Arad Ltd.	3,363	47,410
*	Ashdod Refinery Ltd.	2,231	43,809
	Ashtrom Group Ltd.	12,019	129,486
	AudioCodes Ltd.	2,162	16,993
*	Avgol Industries 1953 Ltd.	17,326	6,122
*	Azorim-Investment Development & Construction Co. Ltd.	33,567	105,231
	Bet Shemesh Engines Holdings 1997 Ltd.	1,775	40,680
	Carasso Motors Ltd.	6,480	19,043
*	Cellcom Israel Ltd.	37,142	90,743
*	Clal Insurance Enterprises Holdings Ltd.	21,193	264,745
	Delek Group Ltd.	2,316	253,380
	Delta Galil Ltd.	2,465	78,003
	Dor Alon Energy in Israel 1988 Ltd.	1,112	17,057
*	Doral Group Renewable Energy Resources Ltd.	10,118	13,597
*	Equital Ltd.	6,649	144,687
	Formula Systems 1985 Ltd.	159	9,013
	Formula Systems 1985 Ltd., Sponsored ADR	256	14,400
*	Gilat Satellite Networks Ltd.	12,151	72,754
*	Hagag Group Real Estate Development	8,333	17,768
	Hamat Group Ltd.	5,206	12,443
	Harel Insurance Investments & Financial Services Ltd.	50,711	325,704
	IDI Insurance Co. Ltd.	1,993	38,949
	Israel Canada T.R Ltd.	25,831	54,352
	Israel Land Development Co. Ltd.	4,140	25,873
	Isras Investment Co. Ltd.	532	89,970
	Issta Ltd.	2,925	38,345
*	Kamada Ltd.	7,363	30,925
	Kardan Real Estate Enterprise & Development Ltd.	19,587	16,363
	Kerur Holdings Ltd.	1,355	25,490
	Klil Industries Ltd.	356	14,604
	M Yochananof & Sons Ltd.	285	10,237
	Mediterranean Towers Ltd.	24,745	42,980
*	Mehadrin Ltd.	111	3,451

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Meitav Investment House Ltd.	9,370	$27,475
	Menora Mivtachim Holdings Ltd.	9,523	189,694
	Meshulam Levinstein Contracting & Engineering Ltd.	258	14,131
	Migdal Insurance & Financial Holdings Ltd.	161,691	152,057
	Naphtha Israel Petroleum Corp. Ltd.	11,180	42,931
*	Neto Malinda Trading Ltd.	3,324	30,213
	Oil Refineries Ltd.	668,984	183,554
	Palram Industries 1990 Ltd.	1,933	13,880
*	Partner Communications Co. Ltd.	38,087	138,349
*	Paz Oil Co. Ltd.	2,231	158,621
	Plasson Industries Ltd.	1,011	34,364
	Prashkovsky Investments & Construction Ltd.	2,864	52,167
	Rapac Communication & Infrastructure Ltd.	1,204	6,530
	Raval Ics Ltd.	12,763	8,422
	Sano-Brunos Enterprises Ltd.	536	32,480
*	Scope Metals Group Ltd.	1,359	35,009
*	Shikun & Binui Ltd.	11,584	26,155
*	Shufersal Ltd.	24,736	104,426
	Suny Cellular Communication Ltd.	38,993	7,863
Ω	Tamar Petroleum Ltd.	16,144	57,328

TOTAL ISRAEL			3,542,654

ITALY — (2.8%)
	A2A SpA	369,829	694,166
	ACEA SpA	11,629	140,026
Ω	Anima Holding SpA	54,118	221,173
	Arnoldo Mondadori Editore SpA	38,743	84,903
#	Ascopiave SpA	10,196	22,672
*	Avio SpA	4,608	35,747
	Azimut Holding SpA	23,874	503,047
	Banca IFIS SpA	7,189	122,944
	Banca Mediolanum SpA	24,617	201,011
	Banca Popolare di Sondrio SPA	135,001	736,596
	Banca Profilo SpA	114,968	24,713
	Banco BPM SpA	394,306	2,017,404
	Banco di Desio e della Brianza SpA	12,049	41,979
	BasicNet SpA	5,417	25,964
	Biesse SpA	1,662	17,607
	BPER Banca	292,670	952,392
	Brembo SpA	36,468	392,384
	Buzzi SpA	28,147	745,301
	Cairo Communication SpA	17,210	29,556
	Cementir Holding NV	12,612	104,930
*	CIR SpA-Compagnie Industriali	239,509	97,756
	Credito Emiliano SpA	26,852	217,732
	d’Amico International Shipping SA	33,291	174,929
	Danieli & C Officine Meccaniche SpA	12,070	243,878
	Danieli & C Officine Meccaniche SpA	3,835	101,467
	Datalogic SpA	6,667	39,993
	De’ Longhi SpA	12,945	289,646
	Digital Bros SpA	1,007	11,689
	Elica SpA	8,847	16,310
	Emak SpA	17,371	16,350
Ω	Enav SpA	56,412	188,019
	ERG SpA	8,922	219,221
	Esprinet SpA	7,745	36,614
	Fila SpA	7,328	55,023
#*	Fincantieri SpA	92,350	49,241
	FNM SpA	40,686	17,610

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Garofalo Health Care SpA	4,490	$21,225
	Gefran SpA	2,084	16,322
	Hera SpA	198,526	558,472
	IMMSI SpA	62,616	31,484
	Indel B SpA	373	9,286
*	Iveco Group NV	53,448	450,444
	IVS Group SA	6,481	36,034
#*	Landi Renzo SpA	31,422	12,778
	Leonardo SpA	105,578	1,595,546
	MARR SpA	1,191	14,136
#	Mediobanca Banca di Credito Finanziario SpA	144,530	1,726,475
	MFE-MediaForEurope NV, Class A	53,595	97,272
*	Newlat Food SpA	4,322	26,907
*Ω	Nexi SpA	82,277	478,096
	Openjobmetis SpA agenzia per il lavoro	3,304	31,859
	Orsero SpA	2,608	40,781
Ω	OVS SpA	73,087	129,438
Ω	Pirelli & C SpA	87,821	391,267
Ω	Poste Italiane SpA	89,434	885,418
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	11,403
*	Sabaf SpA	2,439	37,174
#*	Safilo Group SpA	55,553	45,409
	Salcef Group SpA	671	15,931
	Saras SpA	162,876	236,757
#	Spaxs SpA	9,293	47,362
*	Telecom Italia SpA	2,714,152	701,778
*	Telecom Italia SpA	1,059,301	275,852
#*	Tesmec SpA	66,687	7,634
*	Tod’s SpA	1,626	54,473
	Unipol Gruppo SpA	108,936	590,170
	UnipolSai Assicurazioni SpA	129,793	307,629

TOTAL ITALY			17,774,805

JAPAN — (17.0%)
	77 Bank Ltd.	15,900	354,396
	Achilles Corp.	4,600	46,913
	AD Works Group Co. Ltd.	8,300	14,022
	ADEKA Corp.	23,900	399,566
	Advan Group Co. Ltd.	7,500	50,159
	AFC-HD AMS Life Science Co. Ltd.	1,800	9,143
	Agro-Kanesho Co. Ltd.	2,600	23,232
#	Ahresty Corp.	9,900	48,745
	Aichi Financial Group, Inc.	13,290	209,171
	Aichi Steel Corp.	3,600	84,353
	Aichi Tokei Denki Co. Ltd.	2,700	35,867
	Aida Engineering Ltd.	10,000	59,105
	Ain Holdings, Inc.	1,600	45,239
	Air Water, Inc.	54,200	683,392
	Airport Facilities Co. Ltd.	9,300	34,563
	Aisan Industry Co. Ltd.	13,200	104,572
*	Akebono Brake Industry Co. Ltd.	42,500	34,203
	Akita Bank Ltd.	4,800	66,579
	Albis Co. Ltd.	2,000	32,861
	Alconix Corp.	9,400	85,131
	Alfresa Holdings Corp.	46,400	735,003
	Alinco, Inc.	4,500	28,319
	Alleanza Holdings Co. Ltd.	3,200	21,313
	Alpen Co. Ltd.	5,100	66,075
	Alpha Systems, Inc.	1,100	20,104

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co. Ltd.	62,681	$514,374
	Alps Logistics Co. Ltd.	6,000	62,778
	Amada Co. Ltd.	12,008	116,483
	Anabuki Kosan, Inc.	1,200	15,525
	Anest Iwata Corp.	9,900	73,595
	Anritsu Corp.	37,900	282,133
	AOKI Holdings, Inc.	9,900	64,848
	Aoyama Trading Co. Ltd.	15,700	157,476
#	Aozora Bank Ltd.	29,200	595,583
	Arakawa Chemical Industries Ltd.	5,500	37,006
	Arata Corp.	4,700	174,925
	ARCLANDS Corp.	8,600	92,119
	Arcs Co. Ltd.	12,500	238,856
	Asahi Co. Ltd.	3,000	25,809
	Asanuma Corp.	3,600	84,885
	Asia Pile Holdings Corp.	10,700	52,603
	Astena Holdings Co. Ltd.	8,100	28,944
	Autobacs Seven Co. Ltd.	20,300	208,806
	Awa Bank Ltd.	8,400	139,551
	Axial Retailing, Inc.	4,600	117,818
	Axyz Co. Ltd.	800	15,209
	Bando Chemical Industries Ltd.	10,800	107,955
	Bank of Iwate Ltd.	3,800	68,965
	Bank of Nagoya Ltd.	3,600	145,296
	Bank of Saga Ltd.	3,301	45,014
	Bank of the Ryukyus Ltd.	3,300	27,261
	Belluna Co. Ltd.	12,600	51,197
	Benesse Holdings, Inc.	13,900	164,345
	Bourbon Corp.	3,000	45,184
	Br Holdings Corp.	4,400	10,661
	Brother Industries Ltd.	5,400	84,241
	Bunka Shutter Co. Ltd.	17,100	144,217
	Canon Electronics, Inc.	6,900	87,967
	Carlit Holdings Co. Ltd.	5,500	35,441
	Carta Holdings, Inc.	2,500	19,736
	Cawachi Ltd.	4,800	80,273
	Central Glass Co. Ltd.	8,700	164,887
	Central Security Patrols Co. Ltd.	2,300	39,245
	Central Sports Co. Ltd.	2,100	33,450
	Chiba Kogyo Bank Ltd.	23,200	151,540
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	49,685
	Chino Corp.	2,600	35,182
	Chori Co. Ltd.	4,500	87,099
	Chubu Shiryo Co. Ltd.	7,421	53,433
#	Chuetsu Pulp & Paper Co. Ltd.	3,600	32,374
	Chugin Financial Group, Inc.	44,800	357,211
	Chuo Gyorui Co. Ltd.	500	10,026
	CI Takiron Corp.	14,900	57,358
	Citizen Watch Co. Ltd.	73,800	430,403
	CKD Corp.	15,100	189,891
	CK-San-Etsu Co. Ltd.	1,300	30,652
#	CMIC Holdings Co. Ltd.	4,200	47,620
	CMK Corp.	17,600	77,550
	Coca-Cola Bottlers Japan Holdings, Inc.	37,849	507,501
#	Cosmo Energy Holdings Co. Ltd.	21,700	793,808
#	CRE, Inc.	2,500	26,064
	Create Medic Co. Ltd.	3,000	17,726
	CTI Engineering Co. Ltd.	3,300	99,245
	Dai Nippon Toryo Co. Ltd.	7,200	45,894

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daicel Corp.	66,700	$567,195
	Dai-Dan Co. Ltd.	10,200	100,170
	Daido Metal Co. Ltd.	13,400	46,767
	Daido Steel Co. Ltd.	8,000	313,836
	Daihatsu Diesel Manufacturing Co. Ltd.	7,400	41,008
	Daihen Corp.	5,700	179,653
	Daiho Corp.	3,400	86,842
	Dai-Ichi Cutter Kogyo KK	2,600	20,701
	Daiichi Jitsugyo Co. Ltd.	7,800	100,113
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,600	40,618
	Daiki Aluminium Industry Co. Ltd.	7,600	62,912
	Daikyonishikawa Corp.	13,400	67,030
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	68,116
	Daio Paper Corp.	12,400	101,880
	Daishi Hokuetsu Financial Group, Inc.	7,850	204,987
	Daishinku Corp.	9,900	47,959
	Daisue Construction Co. Ltd.	3,500	30,744
	Daito Pharmaceutical Co. Ltd.	3,300	42,159
	Daitron Co. Ltd.	3,400	65,005
	DCM Holdings Co. Ltd.	36,100	281,888
	Denka Co. Ltd.	13,200	238,439
	DIC Corp.	19,700	310,637
#	DKK-Toa Corp.	3,400	19,951
	DKS Co. Ltd.	2,400	27,659
	Doutor Nichires Holdings Co. Ltd.	8,800	127,060
	Dowa Holdings Co. Ltd.	14,500	443,270
	DyDo Group Holdings, Inc.	2,700	104,495
	Eagle Industry Co. Ltd.	9,400	102,475
	Ebara Foods Industry, Inc.	1,400	27,195
	Eco’s Co. Ltd.	3,000	42,960
	EDION Corp.	28,600	285,250
	Ehime Bank Ltd.	10,401	77,006
	Eiken Chemical Co. Ltd.	7,742	76,363
	Elematec Corp.	5,800	66,013
	Endo Lighting Corp.	4,100	32,162
	Enomoto Co. Ltd.	2,300	23,439
	ES-Con Japan Ltd.	11,300	65,946
	Eslead Corp.	2,900	59,750
	ESPEC Corp.	4,800	70,621
	Exedy Corp.	9,200	153,607
	EXEO Group, Inc.	9,800	203,544
	Ezaki Glico Co. Ltd.	13,700	398,220
	FALCO HOLDINGS Co. Ltd.	2,300	30,834
	Feed One Co. Ltd.	4,700	24,004
	Ferrotec Holdings Corp.	14,500	254,869
	FIDEA Holdings Co. Ltd.	5,910	63,681
	First Bank of Toyama Ltd.	19,100	124,896
	Focus Systems Corp.	4,700	30,874
	Foster Electric Co. Ltd.	5,860	34,874
	France Bed Holdings Co. Ltd.	7,200	56,628
	F-Tech, Inc.	5,800	26,921
	Fudo Tetra Corp.	4,400	58,674
	Fuji Co. Ltd.	900	11,378
	Fuji Corp.	22,400	337,296
	Fuji Corp. Ltd.	9,800	46,760
	Fuji Die Co. Ltd.	1,700	7,297
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	37,642
	Fuji Oil Co. Ltd.	11,100	23,291
	Fuji Oil Holdings, Inc.	2,701	42,904

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Pharma Co. Ltd.	5,500	$42,487
	Fuji Seal International, Inc.	13,100	145,923
	Fujibo Holdings, Inc.	3,600	82,080
	Fujicco Co. Ltd.	5,300	68,387
	Fujikura Composites, Inc.	6,200	48,421
	Fujikura Ltd.	66,300	476,174
	Fujimori Kogyo Co. Ltd.	4,700	118,595
	Fujisash Co. Ltd.	16,500	7,860
	Fujiya Co. Ltd.	3,900	64,376
	FuKoKu Co. Ltd.	3,700	35,884
	Fukuda Corp.	2,100	68,076
	Fukuda Denshi Co. Ltd.	5,300	189,389
	Fukui Bank Ltd.	7,700	82,980
	Fukuoka Financial Group, Inc.	56,560	1,495,092
	Fukushima Galilei Co. Ltd.	3,300	109,247
	Fukuyama Transporting Co. Ltd.	7,100	194,030
#	Fumakilla Ltd.	1,200	8,404
	Furukawa Battery Co. Ltd.	5,200	30,663
	Furukawa Co. Ltd.	9,100	127,674
	Furukawa Electric Co. Ltd.	23,600	353,636
	Furuno Electric Co. Ltd.	8,700	95,463
	Fuso Pharmaceutical Industries Ltd.	2,300	29,669
	Futaba Industrial Co. Ltd.	19,300	95,093
	Gakken Holdings Co. Ltd.	9,300	51,759
	Gecoss Corp.	5,000	31,749
	Geo Holdings Corp.	9,900	154,771
	GL Sciences, Inc.	2,600	39,247
	GLOBERIDE, Inc.	5,000	64,526
	Glory Ltd.	14,475	269,876
	Glosel Co. Ltd.	9,400	28,033
	Godo Steel Ltd.	3,100	89,999
	Grandy House Corp.	4,100	16,566
	GS Yuasa Corp.	19,600	316,209
	GSI Creos Corp.	3,400	44,899
	G-Tekt Corp.	8,100	94,532
	Gunma Bank Ltd.	97,300	470,209
	Gunze Ltd.	5,300	158,927
	H.U. Group Holdings, Inc.	13,800	231,923
	H2O Retailing Corp.	27,900	298,895
	Hachijuni Bank Ltd.	127,712	727,336
	Hagihara Industries, Inc.	4,100	43,802
	Hagiwara Electric Holdings Co. Ltd., Class C	3,300	95,320
	Hagoromo Foods Corp.	500	10,118
	Hamakyorex Co. Ltd.	4,500	112,655
	Handsman Co. Ltd.	1,900	13,256
	Hanwa Co. Ltd.	11,900	358,703
	Happinet Corp.	4,400	74,509
	Hard Off Corp. Co. Ltd.	3,900	37,889
	Harima Chemicals Group, Inc.	4,400	23,519
	Haseko Corp.	25,200	310,132
	Hashimoto Sogyo Holdings Co. Ltd.	3,200	25,398
	Heiwa Corp.	15,900	225,069
	Heiwa Real Estate Co. Ltd.	8,100	207,350
	Heiwado Co. Ltd.	8,887	145,357
	Himaraya Co. Ltd.	2,700	16,378
*	Hino Motors Ltd.	87,700	255,262
	Hirakawa Hewtech Corp.	4,100	39,236
#	Hirano Tecseed Co. Ltd.	2,400	30,961
	Hirata Corp.	1,100	50,042

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	80,519	$511,994
	Hirose Tusyo, Inc.	800	15,153
	Hiroshima Electric Railway Co. Ltd.	5,100	26,523
	Hitachi Zosen Corp.	39,600	206,577
	Hochiki Corp.	3,900	43,418
	Hodogaya Chemical Co. Ltd.	2,100	41,933
	Hogy Medical Co. Ltd.	5,500	119,505
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	31,096
	Hokkan Holdings Ltd.	3,400	35,579
	Hokko Chemical Industry Co. Ltd.	5,700	35,159
	Hokkoku Financial Holdings, Inc.	7,500	248,151
#	Hokuetsu Corp.	41,600	319,184
	Hokuhoku Financial Group, Inc.	50,800	593,094
	Hokuriku Electric Industry Co. Ltd.	2,500	22,402
	H-One Co. Ltd.	4,600	23,511
	Honeys Holdings Co. Ltd.	4,700	47,521
	Hoosiers Holdings Co. Ltd.	10,600	74,921
	Horiba Ltd.	7,600	384,266
	Hosokawa Micron Corp.	3,700	103,849
	House Foods Group, Inc.	8,500	179,487
	Howa Machinery Ltd.	4,600	23,052
	HS Holdings Co. Ltd.	7,200	48,123
	Hyakugo Bank Ltd.	71,200	269,204
	Hyakujushi Bank Ltd.	8,400	159,953
	Ichiken Co. Ltd.	1,900	25,483
	Ichikoh Industries Ltd.	9,600	33,621
	Ichinen Holdings Co. Ltd.	6,400	58,815
	Ichiyoshi Securities Co. Ltd.	5,200	24,166
	IDEA Consultants, Inc.	1,600	17,213
	IHI Corp.	26,100	500,916
	Iino Kaiun Kaisha Ltd.	25,600	183,621
	IJTT Co. Ltd.	6,900	30,550
	Imagica Group, Inc.	6,500	25,519
	Imura & Co. Ltd.	2,800	21,274
	Inaba Denki Sangyo Co. Ltd.	14,600	304,452
	Inaba Seisakusho Co. Ltd.	3,600	35,951
	Inabata & Co. Ltd.	14,900	311,067
#	Inageya Co. Ltd.	5,600	59,347
	INFRONEER Holdings, Inc.	56,352	594,449
	Integrated Design & Engineering Holdings Co. Ltd.	4,400	97,669
	I-PEX, Inc.	3,600	35,026
	Iseki & Co. Ltd.	5,200	37,710
	Ishihara Sangyo Kaisha Ltd.	12,100	113,356
	Ishizuka Glass Co. Ltd.	800	17,142
	Itochu Enex Co. Ltd.	16,700	164,151
	Itochu-Shokuhin Co. Ltd.	1,900	82,447
	Itoham Yonekyu Holdings, Inc.	8,040	222,194
	Itoki Corp.	13,700	131,928
	IwaiCosmo Holdings, Inc.	6,600	78,644
	Iwatani Corp.	9,100	435,239
	Iyogin Holdings, Inc.	78,300	563,630
	Izumi Co. Ltd.	8,600	217,455
	J Front Retailing Co. Ltd.	39,000	371,799
	J Trust Co. Ltd.	24,700	78,354
	JANOME Corp.	6,900	32,945
	Japan Electronic Materials Corp.	1,900	17,454
	Japan Medical Dynamic Marketing, Inc.	6,500	30,793
	Japan Oil Transportation Co. Ltd.	700	13,301
	Japan Pulp & Paper Co. Ltd.	3,500	109,723

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Securities Finance Co. Ltd.	19,000	$189,199
	Japan Transcity Corp.	10,000	43,902
	Japan Wool Textile Co. Ltd.	17,400	158,193
	JDC Corp.	12,400	49,779
	Jichodo Co. Ltd.	200	13,317
	JINUSHI Co. Ltd.	2,900	38,417
	JK Holdings Co. Ltd.	5,500	34,961
	JMS Co. Ltd.	7,000	24,633
	J-Oil Mills, Inc.	6,700	78,662
	Joshin Denki Co. Ltd.	5,043	80,107
	Joyful Honda Co. Ltd.	14,200	166,782
	JSP Corp.	4,300	53,477
	JTEKT Corp.	61,925	510,570
	Juki Corp.	13,000	51,297
	Juroku Financial Group, Inc.	12,200	328,693
	JVCKenwood Corp.	48,200	207,151
	Kadoya Sesame Mills, Inc.	1,100	25,317
	Kaga Electronics Co. Ltd.	4,900	196,075
	Kamei Corp.	9,700	100,510
	Kamigumi Co. Ltd.	13,100	265,754
	Kanaden Corp.	6,800	67,754
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	42,824
	Kanamoto Co. Ltd.	9,469	153,674
	Kandenko Co. Ltd.	34,400	318,762
	Kaneka Corp.	15,000	367,077
	Kaneko Seeds Co. Ltd.	4,400	41,479
	Kanematsu Corp.	24,400	329,731
	Kanemi Co. Ltd.	1,200	24,027
	Kanto Denka Kogyo Co. Ltd.	12,700	67,111
	Katakura & Co.-op Agri Corp.	1,200	8,534
	Kato Sangyo Co. Ltd.	6,100	171,514
	Kawada Technologies, Inc.	1,700	74,991
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,500	63,557
	Kawasaki Heavy Industries Ltd.	41,500	915,981
	Kawata Manufacturing Co. Ltd.	1,500	10,490
	Keiyo Bank Ltd.	28,000	127,041
	Keiyo Co. Ltd.	6,600	56,834
	Kenko Mayonnaise Co. Ltd.	3,934	40,771
	KFC Ltd.	1,400	11,985
	Kimura Chemical Plants Co. Ltd.	5,800	27,282
	Kimura Unity Co. Ltd.	4,900	42,468
*	Kitagawa Corp.	2,400	22,540
	Kita-Nippon Bank Ltd.	4,300	66,227
	Kitz Corp.	22,500	152,037
	Kiyo Bank Ltd.	19,800	204,394
*	KNT-CT Holdings Co. Ltd.	2,200	18,436
	Koa Corp.	9,700	93,473
	Koatsu Gas Kogyo Co. Ltd.	9,700	49,113
	Kobe Steel Ltd.	43,200	510,773
	Kohnan Shoji Co. Ltd.	7,800	202,199
	Kohsoku Corp.	2,700	36,292
#	Kojima Co. Ltd.	13,300	58,133
	Kokuyo Co. Ltd.	21,700	336,349
	Komeri Co. Ltd.	10,300	213,579
	Kondotec, Inc.	5,400	40,603
*	Konica Minolta, Inc.	143,900	403,061
	Konishi Co. Ltd.	8,300	123,126
	Konoike Transport Co. Ltd.	9,000	119,121
	Konoshima Chemical Co. Ltd.	1,200	10,118

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KPP Group Holdings Co. Ltd.	14,800	$63,963
	Krosaki Harima Corp.	1,800	113,976
#	KRS Corp.	3,600	23,053
	K’s Holdings Corp.	43,300	402,941
	KU Holdings Co. Ltd.	3,700	27,031
	Kumagai Gumi Co. Ltd.	9,906	248,256
	Kumiai Chemical Industry Co. Ltd.	15,400	112,246
	Kurabo Industries Ltd.	4,600	68,868
	Kuraray Co. Ltd.	95,500	1,092,632
	Kureha Corp.	4,900	291,006
	Kurimoto Ltd.	3,200	65,439
	Kuriyama Holdings Corp.	5,000	28,849
	KYB Corp.	6,200	183,160
	Kyodo Printing Co. Ltd.	2,200	46,637
	Kyoei Steel Ltd.	6,408	81,288
	Kyokuto Boeki Kaisha Ltd.	4,800	56,978
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	126,681
	Kyokuyo Co. Ltd.	2,800	71,248
	Kyorin Pharmaceutical Co. Ltd.	11,100	130,929
	Kyosan Electric Manufacturing Co. Ltd.	12,300	39,388
	Kyushu Financial Group, Inc.	99,900	629,517
	Lacto Japan Co. Ltd.	2,600	34,248
	LEC, Inc.	7,500	50,846
	Life Corp.	4,700	110,791
*	LIFULL Co. Ltd.	26,000	37,888
	Lintec Corp.	11,600	191,739
	Lixil Corp.	78,800	864,047
	Look Holdings, Inc.	1,800	23,935
	Mabuchi Motor Co. Ltd.	10,200	291,409
	Macromill, Inc.	11,400	50,653
	Maezawa Industries, Inc.	5,300	32,841
	Makino Milling Machine Co. Ltd.	6,900	287,925
	Mandom Corp.	10,593	97,166
	Marubun Corp.	5,500	40,188
	Marudai Food Co. Ltd.	6,500	71,867
	Maruha Nichiro Corp.	14,500	248,218
	MARUKA FURUSATO Corp.	5,038	92,515
	Maruyama Manufacturing Co., Inc.	1,100	15,100
	Maruzen CHI Holdings Co. Ltd.	3,000	6,505
	Maruzen Showa Unyu Co. Ltd.	4,700	118,655
	Matsuda Sangyo Co. Ltd.	4,300	74,890
	Maxell Ltd.	11,300	120,862
	Maxvalu Tokai Co. Ltd.	2,200	43,475
	Mebuki Financial Group, Inc.	163,600	495,252
	Medical System Network Co. Ltd.	10,600	32,660
	Medipal Holdings Corp.	34,900	586,773
#	Medius Holdings Co. Ltd.	2,600	13,272
	Megachips Corp.	4,000	103,131
	Megmilk Snow Brand Co. Ltd.	12,000	193,416
	Meidensha Corp.	9,300	145,702
	Meiji Electric Industries Co. Ltd.	3,800	34,961
#	Meiji Shipping Group Co. Ltd.	4,300	18,494
	Meiko Electronics Co. Ltd.	5,300	109,932
	Meiwa Estate Co. Ltd.	4,900	37,789
	Melco Holdings, Inc.	2,000	45,633
	Mie Kotsu Group Holdings, Inc.	16,800	62,704
	Mikuni Corp.	9,900	28,247
	MIMAKI ENGINEERING Co. Ltd.	6,100	29,892
	Mimasu Semiconductor Industry Co. Ltd.	4,500	72,972

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ministop Co. Ltd.	4,000	$40,418
#	Mipox Corp.	4,500	14,452
	Mirait One Corp.	28,810	381,841
	Mirarth Holdings, Inc.	29,200	85,118
	Mitani Sangyo Co. Ltd.	11,800	26,033
	Mitsuba Corp.	15,300	70,476
	Mitsubishi Gas Chemical Co., Inc.	40,800	551,447
	Mitsubishi Logisnext Co. Ltd.	2,100	16,475
	Mitsubishi Logistics Corp.	13,900	363,623
	Mitsubishi Materials Corp.	35,500	570,471
#	Mitsubishi Paper Mills Ltd.	9,464	36,551
	Mitsubishi Research Institute, Inc.	2,400	77,587
	Mitsubishi Shokuhin Co. Ltd.	4,600	121,293
	Mitsubishi Steel Manufacturing Co. Ltd.	2,100	20,134
	Mitsui Chemicals, Inc.	7,200	181,472
	Mitsui DM Sugar Holdings Co. Ltd.	6,095	123,895
	Mitsui E&S Co. Ltd.	16,851	46,197
	Mitsui Mining & Smelting Co. Ltd.	17,816	462,621
	Mitsui-Soko Holdings Co. Ltd.	5,900	168,053
	Miyazaki Bank Ltd.	2,400	46,661
	Mizuno Corp.	6,300	184,814
	Mochida Pharmaceutical Co. Ltd.	2,200	48,478
*	Modec, Inc.	6,700	73,691
	Morinaga Milk Industry Co. Ltd.	10,900	425,154
	Moriroku Holdings Co. Ltd.	4,700	74,443
	Morita Holdings Corp.	10,700	109,770
	Mory Industries, Inc.	1,800	51,574
	MrMax Holdings Ltd.	8,500	34,905
	Musashi Seimitsu Industry Co. Ltd.	15,800	152,070
	Musashino Bank Ltd.	10,000	188,554
	NAC Co. Ltd.	3,000	19,291
	Nachi-Fujikoshi Corp.	4,687	116,795
	Nafco Co. Ltd.	5,500	67,261
	Nagano Keiki Co. Ltd.	4,200	65,161
	Nagase & Co. Ltd.	32,400	490,831
	Nagatanien Holdings Co. Ltd.	3,800	57,454
	Naigai Tec Corp.	900	13,106
	Nakabayashi Co. Ltd.	5,900	20,173
	Nakamoto Packs Co. Ltd.	800	8,600
	Nakamuraya Co. Ltd.	1,100	22,537
	Nakayama Steel Works Ltd.	12,000	68,573
#	Namura Shipbuilding Co. Ltd.	20,100	105,951
	Nanto Bank Ltd.	9,600	172,797
	Nanyo Corp.	1,300	17,421
	Natori Co. Ltd.	2,300	30,391
	NGK Insulators Ltd.	59,400	725,764
	NH Foods Ltd.	8,600	258,027
	NHK Spring Co. Ltd.	62,244	440,439
	Nicca Chemical Co. Ltd.	1,800	10,774
	Nice Corp.	2,600	24,397
	Nichias Corp.	16,300	323,388
	Nichiban Co. Ltd.	3,400	41,314
	Nichicon Corp.	13,400	111,995
	Nichiden Corp.	4,700	78,121
	Nichiha Corp.	7,200	142,171
	Nichimo Co. Ltd.	800	20,837
	Nichirin Co. Ltd.	3,750	74,329
	Nihon Chouzai Co. Ltd.	2,500	23,471
	Nihon Denkei Co. Ltd.	2,100	25,895

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Flush Co. Ltd.	4,300	$25,300
	Nihon House Holdings Co. Ltd.	13,000	29,973
	Nihon Nohyaku Co. Ltd.	13,700	58,534
	Niitaka Co. Ltd.	1,100	15,237
	Nikkiso Co. Ltd.	16,600	105,736
	Nikko Co. Ltd.	8,200	35,714
	Nikkon Holdings Co. Ltd.	17,200	364,962
	Nikon Corp.	1,100	10,444
	Nippi, Inc.	900	25,481
	Nippn Corp.	14,900	226,917
	Nippon Carbide Industries Co., Inc.	2,300	25,694
	Nippon Carbon Co. Ltd.	3,000	87,876
	Nippon Chemical Industrial Co. Ltd.	2,900	36,704
*	Nippon Chemi-Con Corp.	5,700	48,328
*	Nippon Coke & Engineering Co. Ltd.	85,100	62,622
	Nippon Concrete Industries Co. Ltd.	17,600	36,897
	Nippon Denko Co. Ltd.	14,800	28,519
	Nippon Dry-Chemical Co. Ltd.	1,400	20,304
	Nippon Electric Glass Co. Ltd.	27,600	551,787
	Nippon Kayaku Co. Ltd.	36,700	315,271
	Nippon Light Metal Holdings Co. Ltd.	16,702	183,189
*	Nippon Paper Industries Co. Ltd.	30,200	262,774
	Nippon Rietec Co. Ltd.	3,460	29,857
	Nippon Road Co. Ltd.	4,500	59,126
	Nippon Seisen Co. Ltd.	700	22,319
	Nippon Sharyo Ltd.	2,800	38,821
*	Nippon Sheet Glass Co. Ltd.	24,000	105,449
	Nippon Shokubai Co. Ltd.	9,100	337,992
	Nippon Signal Company Ltd.	14,400	89,047
	Nippon Soda Co. Ltd.	6,600	236,628
	Nippon Thompson Co. Ltd.	17,400	62,013
	Nippon Yakin Kogyo Co. Ltd.	5,100	136,018
	Nipro Corp.	41,300	314,477
	Nishimoto Co. Ltd.	200	7,933
	Nishi-Nippon Financial Holdings, Inc.	29,200	348,739
	Nishio Holdings Co. Ltd.	6,200	137,383
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	45,126
	Nissei Plastic Industrial Co. Ltd.	4,100	27,940
	Nissha Co. Ltd.	12,485	129,805
	Nisshin Oillio Group Ltd.	8,600	240,194
	Nisshinbo Holdings, Inc.	38,753	280,307
	Nissin Corp.	5,000	86,169
	Nissui Corp.	82,900	402,276
	Niterra Co. Ltd.	45,600	1,020,656
	Nitta Gelatin, Inc.	3,800	17,141
	Nitto Boseki Co. Ltd.	1,900	42,761
	Nitto Fuji Flour Milling Co. Ltd.	800	25,421
	Nitto Seiko Co. Ltd.	12,100	46,784
	Nittoc Construction Co. Ltd.	5,800	40,434
	Nittoku Co. Ltd.	2,900	42,523
	Nohmi Bosai Ltd.	2,900	34,919
	Nojima Corp.	19,300	171,890
	Noritake Co. Ltd.	1,400	54,490
	Noritz Corp.	9,600	100,783
	North Pacific Bank Ltd.	82,400	212,196
	NPR-RIKEN Corp.	3,060	34,683
	NS United Kaiun Kaisha Ltd.	3,800	108,017
	NSK Ltd.	109,300	588,299
	NSW, Inc.	2,600	46,875

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
NTN Corp.	122,200	$217,693
Obara Group, Inc.	2,900	69,593
Ochi Holdings Co. Ltd.	900	8,165
Ogaki Kyoritsu Bank Ltd.	11,700	163,394
Ohara, Inc.	2,300	19,224
Oiles Corp.	6,500	82,310
Oita Bank Ltd.	4,300	79,547
Oji Holdings Corp.	255,500	1,092,743
Okabe Co. Ltd.	8,700	40,406
Okada Aiyon Corp.	1,100	14,246
Okamoto Industries, Inc.	3,000	103,713
Okamoto Machine Tool Works Ltd.	1,300	49,462
Okamura Corp.	15,400	219,245
Okasan Securities Group, Inc.	51,100	231,062
Oki Electric Industry Co. Ltd.	23,100	139,368
Okinawa Financial Group, Inc.	3,480	58,043
OKUMA Corp.	7,100	292,310
Okumura Corp.	10,700	327,307
Okura Industrial Co. Ltd.	2,800	50,633
Okuwa Co. Ltd.	8,582	48,142
Olba Healthcare Holdings, Inc.	1,600	19,549
Onoken Co. Ltd.	7,100	78,929
Onward Holdings Co. Ltd.	37,900	120,005
Oriental Consultants Holdings Co. Ltd.	500	8,517
Oriental Shiraishi Corp.	36,900	81,448
Osaka Organic Chemical Industry Ltd.	2,200	37,348
Osaki Electric Co. Ltd.	8,300	35,289
OSG Corp.	20,500	233,917
OUG Holdings, Inc.	1,100	17,391
Pacific Industrial Co. Ltd.	13,600	124,844
PALTAC Corp.	7,100	230,157
Paraca, Inc.	1,600	20,935
Paramount Bed Holdings Co. Ltd.	11,600	197,637
Pasona Group, Inc.	1,100	9,840
Pegasus Co. Ltd.	6,000	20,290
Pickles Holdings Co. Ltd.	4,900	38,771
Pole To Win Holdings, Inc.	7,203	22,264
Press Kogyo Co. Ltd.	28,800	123,351
Pressance Corp.	5,800	62,574
Prima Meat Packers Ltd.	6,500	98,893
Procrea Holdings, Inc.	8,600	111,233
Proto Corp.	8,500	69,447
PS Mitsubishi Construction Co. Ltd.	11,200	60,590
Qol Holdings Co. Ltd.	6,200	71,567
Raiznext Corp.	8,600	80,480
Rasa Corp.	1,900	21,429
Rasa Industries Ltd.	2,800	36,560
Raysum Co. Ltd.	900	19,393
Rengo Co. Ltd.	63,700	421,849
Resonac Holdings Corp.	51,800	839,742
Restar Holdings Corp.	5,900	97,039
Retail Partners Co. Ltd.	9,100	103,778
Rheon Automatic Machinery Co. Ltd.	7,100	62,114
Riken Technos Corp.	11,500	65,598
Riken Vitamin Co. Ltd.	5,400	80,730
Rix Corp.	600	12,850
Rokko Butter Co. Ltd.	5,100	47,060
Roland DG Corp.	2,700	59,078
Ryobi Ltd.	7,900	148,179

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	RYODEN Corp.	5,800	$90,292
#	Ryosan Co. Ltd.	5,300	167,017
	S Foods, Inc.	5,600	118,461
	S&B Foods, Inc.	2,500	65,577
	Sac’s Bar Holdings, Inc.	7,900	43,908
	Sakai Chemical Industry Co. Ltd.	5,400	73,931
	Sakai Heavy Industries Ltd.	1,600	55,167
	Sakai Moving Service Co. Ltd.	2,000	34,136
	Sakata INX Corp.	10,570	88,356
	Sala Corp.	18,200	89,230
#	SAMTY Co. Ltd.	6,000	98,661
	San Holdings, Inc.	6,600	44,997
	San ju San Financial Group, Inc.	7,530	98,078
	San-A Co. Ltd.	4,400	136,305
	San-Ai Obbli Co. Ltd.	19,800	213,790
	San-In Godo Bank Ltd.	43,200	297,551
	Sanki Engineering Co. Ltd.	11,600	134,832
	Sanko Gosei Ltd.	13,300	47,676
	Sanko Metal Industrial Co. Ltd.	1,000	30,424
	Sankyo Co. Ltd.	800	33,246
	Sankyo Frontier Co. Ltd.	1,400	35,775
	Sankyo Tateyama, Inc.	2,000	10,555
	Sankyu, Inc.	13,800	415,520
	Sanoh Industrial Co. Ltd.	9,600	56,069
	Sansei Technologies, Inc.	4,600	33,183
	Sansha Electric Manufacturing Co. Ltd.	4,900	39,264
	Sanshin Electronics Co. Ltd.	2,200	33,052
	Sanyo Chemical Industries Ltd.	2,700	71,782
	Sanyo Denki Co. Ltd.	2,700	99,883
	Sanyo Special Steel Co. Ltd.	6,600	112,482
	Sanyo Trading Co. Ltd.	6,600	58,226
	Sato Holdings Corp.	8,100	108,788
	Sato Shoji Corp.	5,000	48,974
#	Satori Electric Co. Ltd.	4,200	51,672
	Satudora Holdings Co. Ltd.	1,800	9,160
	Sawai Group Holdings Co. Ltd.	11,300	360,124
	Scroll Corp.	9,700	60,556
	Seika Corp.	2,600	37,231
	Seiko Group Corp.	8,200	128,052
	Seino Holdings Co. Ltd.	35,900	522,199
	Sekisui Kasei Co. Ltd.	11,200	32,585
	SEMITEC Corp.	1,700	21,997
	Senko Group Holdings Co. Ltd.	32,800	225,985
	Senshu Ikeda Holdings, Inc.	55,800	131,138
*	Sharp Corp.	56,000	350,124
	Shibaura Machine Co. Ltd.	3,500	86,667
	Shibusawa Warehouse Co. Ltd.	3,100	60,245
	Shibuya Corp.	1,200	19,590
	Shiga Bank Ltd.	12,400	327,922
	Shikibo Ltd.	4,000	28,307
	Shikoku Bank Ltd.	12,000	85,793
	Shima Seiki Manufacturing Ltd.	6,980	71,214
	Shimizu Corp.	32,800	233,421
	Shimojima Co. Ltd.	5,000	38,543
	Shin Nippon Air Technologies Co. Ltd.	3,200	49,326
	Shinagawa Refractories Co. Ltd.	8,500	82,465
	Shindengen Electric Manufacturing Co. Ltd.	2,300	43,511
	Shin-Etsu Polymer Co. Ltd.	11,300	102,554
	Shinko Shoji Co. Ltd.	8,100	62,925

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Shinmaywa Industries Ltd.	14,600	$116,507
Shin-Nihon Tatemono Co. Ltd.	3,600	14,336
Shinsho Corp.	1,500	54,281
Shinwa Co. Ltd.	3,600	57,136
Shinwa Co. Ltd.	3,500	17,230
Shizuki Electric Co., Inc.	7,500	21,758
Shizuoka Financial Group, Inc.	141,000	1,199,029
Shizuoka Gas Co. Ltd.	16,700	113,467
Shofu, Inc.	2,700	45,098
Showa Sangyo Co. Ltd.	5,000	100,038
Showa Shinku Co. Ltd.	700	6,317
Siix Corp.	10,100	94,622
Sinanen Holdings Co. Ltd.	2,300	61,824
Sinfonia Technology Co. Ltd.	7,500	78,643
SKY Perfect JSAT Holdings, Inc.	56,500	261,507
Soda Nikka Co. Ltd.	6,400	43,198
Sodick Co. Ltd.	14,100	71,118
Soken Chemical & Engineering Co. Ltd.	2,800	39,666
SPK Corp.	3,200	38,020
ST Corp.	3,700	37,094
Star Mica Holdings Co. Ltd.	4,200	16,854
Star Micronics Co. Ltd.	9,900	119,019
Starts Corp., Inc.	8,200	155,740
Starzen Co. Ltd.	4,900	83,393
Stella Chemifa Corp.	2,900	61,379
Step Co. Ltd.	1,700	19,582
Sugimoto & Co. Ltd.	2,800	38,562
Sumida Corp.	10,300	88,495
Sumitomo Heavy Industries Ltd.	36,100	826,319
Sumitomo Mitsui Construction Co. Ltd.	44,200	117,265
Sumitomo Osaka Cement Co. Ltd.	12,175	283,418
Sumitomo Pharma Co. Ltd.	56,700	173,142
Sumitomo Riko Co. Ltd.	13,900	86,812
Sumitomo Rubber Industries Ltd.	51,154	518,942
Sumitomo Seika Chemicals Co. Ltd.	2,400	73,812
Sumitomo Warehouse Co. Ltd.	15,100	241,744
Sun Frontier Fudousan Co. Ltd.	9,500	92,179
Suncall Corp.	7,300	23,551
Sun-Wa Technos Corp.	3,300	48,463
Suruga Bank Ltd.	61,100	261,070
Suzuken Co. Ltd.	17,500	536,022
Suzuki Co. Ltd.	4,300	33,409
SWCC Corp.	7,100	98,721
T Hasegawa Co. Ltd.	9,200	192,744
T RAD Co. Ltd.	2,300	31,716
Tachibana Eletech Co. Ltd.	4,500	80,145
Tachi-S Co. Ltd.	8,200	89,968
Tadano Ltd.	25,600	192,464
Taihei Dengyo Kaisha Ltd.	4,000	104,710
Taiheiyo Cement Corp.	29,400	503,846
Taiheiyo Kouhatsu, Inc.	1,500	7,619
Taiho Kogyo Co. Ltd.	6,400	33,117
Taikisha Ltd.	7,000	203,698
Taiko Bank Ltd.	1,500	14,723
Taisei Lamick Co. Ltd.	2,400	47,252
Takamatsu Construction Group Co. Ltd.	4,700	85,573
Takaoka Toko Co. Ltd.	3,700	50,478
Takara & Co. Ltd.	3,300	52,494
Takara Holdings, Inc.	26,100	217,562

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Takara Standard Co. Ltd.	9,700	$117,750
	Takasago International Corp.	4,300	91,794
	Takasago Thermal Engineering Co. Ltd.	12,100	238,910
	Takashima & Co. Ltd.	6,000	35,679
	Takashimaya Co. Ltd.	31,100	422,934
#	Takasho Co. Ltd.	4,200	16,799
	Take & Give Needs Co. Ltd.	4,700	29,276
	TAKEBISHI Corp.	2,800	33,535
	Taki Chemical Co. Ltd.	1,000	21,145
	Takuma Co. Ltd.	11,100	107,688
	Tamura Corp.	21,500	70,147
#	Tanabe Engineering Corp.	1,300	11,879
*	Tatsuta Electric Wire & Cable Co. Ltd.	11,500	52,468
	Tayca Corp.	5,500	61,689
	Techno Quartz, Inc.	900	23,942
	Technoflex Corp.	1,200	8,666
	Teijin Ltd.	51,300	464,320
	Tekken Corp.	3,000	40,610
	Tenma Corp.	700	11,749
	Terasaki Electric Co. Ltd.	900	9,675
	Toa Corp.	4,300	106,938
	TOA ROAD Corp.	3,400	128,925
	Tobishima Corp.	6,940	63,682
	Tochigi Bank Ltd.	24,700	57,947
	Toda Corp.	62,100	344,865
	Toenec Corp.	2,600	70,866
	Togami Electric Manufacturing Co. Ltd.	700	10,175
	Toho Acetylene Co. Ltd.	1,200	12,739
	Toho Bank Ltd.	65,100	125,854
	Toho Holdings Co. Ltd.	16,800	378,724
	Toho Zinc Co. Ltd.	6,000	63,671
	Tohoku Bank Ltd.	4,728	37,888
	Tokai Carbon Co. Ltd.	60,700	465,805
	Tokai Corp.	3,768	47,626
	Tokai Rika Co. Ltd.	16,900	265,200
	Tokai Tokyo Financial Holdings, Inc.	47,076	159,894
	Tokushu Tokai Paper Co. Ltd.	2,300	54,861
	Tokuyama Corp.	18,500	280,482
	Tokyo Energy & Systems, Inc.	3,090	19,589
	Tokyo Keiki, Inc.	3,800	37,251
	Tokyo Kiraboshi Financial Group, Inc.	8,300	244,981
	Tokyo Rope Manufacturing Co. Ltd.	6,300	57,194
	Tokyo Sangyo Co. Ltd.	4,000	22,032
	Tokyo Steel Manufacturing Co. Ltd.	10,900	125,983
	Tokyo Tatemono Co. Ltd.	43,000	570,968
	Tokyo Tekko Co. Ltd.	700	17,191
#	Tokyo Theatres Co., Inc.	3,000	21,101
	Tokyu Construction Co. Ltd.	15,200	78,211
	Tokyu Fudosan Holdings Corp.	185,100	1,078,452
	Toli Corp.	12,400	27,675
	Tomen Devices Corp.	1,400	46,616
	Tomoe Engineering Co. Ltd.	2,300	40,619
	Tomoku Co. Ltd.	3,200	49,738
	TOMONY Holdings, Inc.	53,000	178,601
	Tonami Holdings Co. Ltd.	1,600	46,047
	Topre Corp.	9,601	103,455
	Topy Industries Ltd.	4,600	74,106
	Torishima Pump Manufacturing Co. Ltd.	5,200	65,796
	Tosei Corp.	9,200	108,713

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tosoh Corp.	55,400	$678,330
	Totetsu Kogyo Co. Ltd.	5,700	111,085
	Towa Bank Ltd.	11,200	50,261
	Towa Pharmaceutical Co. Ltd.	8,500	156,250
	Toyo Construction Co. Ltd.	22,200	181,139
	Toyo Corp.	1,200	10,312
*	Toyo Engineering Corp.	8,900	35,459
	Toyo Ink SC Holdings Co. Ltd.	10,700	181,771
	Toyo Kanetsu KK	2,400	52,793
	Toyo Machinery & Metal Co. Ltd.	5,300	21,812
	Toyo Seikan Group Holdings Ltd.	43,100	724,618
	Toyo Tire Corp.	32,200	478,271
	Toyobo Co. Ltd.	43,123	289,331
	Toyoda Gosei Co. Ltd.	20,300	403,312
	Toyota Boshoku Corp.	19,600	340,862
	TRE Holdings Corp.	12,600	98,354
	Trusco Nakayama Corp.	10,600	159,980
#	Tsubaki Nakashima Co. Ltd.	11,100	54,278
	Tsubakimoto Chain Co	7,500	189,587
	Tsubakimoto Kogyo Co. Ltd.	1,000	33,269
	Tsugami Corp.	12,900	92,428
	Tsukishima Holdings Co. Ltd.	5,300	44,999
	Tsukuba Bank Ltd.	31,700	63,007
	Tsumura & Co.	17,100	305,975
	Tsuzuki Denki Co. Ltd.	4,100	58,513
	UACJ Corp.	10,800	219,836
	UBE Corp.	33,800	520,479
	Uchida Yoko Co. Ltd.	2,000	92,046
	Ueki Corp.	1,000	9,522
	Union Tool Co.	3,300	78,155
	Unipres Corp.	11,000	77,532
#	United Super Markets Holdings, Inc.	16,200	114,978
*	Unitika Ltd.	10,000	13,037
	Universal Entertainment Corp.	8,200	116,967
	Urbanet Corp. Co. Ltd.	7,300	18,710
	Ushio, Inc.	20,900	254,884
	V Technology Co. Ltd.	3,300	40,794
	Valor Holdings Co. Ltd.	9,100	142,455
	Vital KSK Holdings, Inc.	14,400	97,218
	VT Holdings Co. Ltd.	24,900	83,849
	Wacoal Holdings Corp.	11,500	262,861
	Wakachiku Construction Co. Ltd.	3,700	74,280
	Wakita & Co. Ltd.	12,600	126,143
	Warabeya Nichiyo Holdings Co. Ltd.	4,700	107,973
	World Co. Ltd.	7,600	78,540
	World Holdings Co. Ltd.	2,400	36,804
*	W-Scope Corp.	4,200	24,303
	Xebio Holdings Co. Ltd.	8,802	56,649
	Yachiyo Industry Co. Ltd.	3,600	33,245
	Yahagi Construction Co. Ltd.	7,300	63,457
	YAMABIKO Corp.	11,300	107,348
	Yamada Holdings Co. Ltd.	160,400	507,276
	Yamae Group Holdings Co. Ltd.	5,000	119,377
	Yamagata Bank Ltd.	7,300	56,404
	Yamaguchi Financial Group, Inc.	58,328	535,302
	Yamaichi Electronics Co. Ltd.	3,500	40,483
	Yamanashi Chuo Bank Ltd.	8,400	104,854
	Yamashina Corp.	27,600	14,436
	Yamashin-Filter Corp.	7,500	14,892

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamatane Corp.	2,300	$33,836
	Yamaya Corp.	1,800	34,317
	Yamazen Corp.	14,700	119,092
	Yashima Denki Co. Ltd.	4,000	32,388
	Yellow Hat Ltd.	9,600	116,150
	Yokogawa Bridge Holdings Corp.	9,000	148,765
	Yokohama Rubber Co. Ltd.	40,300	744,727
	Yokorei Co. Ltd.	14,900	114,570
	Yokowo Co. Ltd.	5,200	43,028
	Yondenko Corp.	3,000	58,484
	Yondoshi Holdings, Inc.	4,400	55,187
	Yorozu Corp.	5,700	33,906
	Yotai Refractories Co. Ltd.	5,200	49,651
	Yuasa Trading Co. Ltd.	5,700	155,905
	Yurtec Corp.	11,800	76,860
	Yushin Precision Equipment Co. Ltd.	4,900	21,599
	Yutaka Giken Co. Ltd.	1,300	16,756
	Zenrin Co. Ltd.	7,800	45,888
	Zeon Corp.	35,400	292,597
#	Zuiko Corp.	5,200	44,910

TOTAL JAPAN			109,774,189

KUWAIT — (0.2%)
	A’ayan Leasing & Investment Co. KSCP	146,389	72,852
*	Agility Public Warehousing Co. KSC	354,634	602,803
	Al Ahli Bank of Kuwait KSCP	28,946	20,018
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	38,803	20,815
	Burgan Bank SAK	122,707	64,635
	Combined Group Contracting Co. SAK	17,776	24,184
	Gulf Bank KSCP	182,753	139,966
	Kuwait International Bank KSCP	190,706	90,592
	Mezzan Holding Co. KSCC	9,575	15,471

TOTAL KUWAIT			1,051,336

MALAYSIA — (0.5%)
	Able Global Bhd	27,200	7,314
	Aeon Co. M Bhd	42,400	9,617
#	AFFIN Bank Bhd	91,617	38,845
	Ajinomoto Malaysia Bhd	3,900	12,590
	Alliance Bank Malaysia Bhd	141,500	101,902
	Allianz Malaysia Bhd	10,200	34,298
	AME Elite Consortium Bhd	23,900	7,272
#	AMMB Holdings Bhd	286,600	229,923
#	Bank Islam Malaysia Bhd	109,300	49,343
	Batu Kawan Bhd	15,700	67,511
*	Berjaya Corp. Bhd	528,042	32,149
	Boustead Plantations Bhd	64,100	19,651
#*	Bumi Armada Bhd	507,700	58,735
#	Cahya Mata Sarawak Bhd	130,300	30,374
	CB Industrial Product Holding Bhd	30,900	7,000
*	Coastal Contracts Bhd	24,400	9,879
#*	Dagang NeXchange Bhd	321,100	29,381
	Dayang Enterprise Holdings Bhd	159,940	62,526
	DRB-Hicom Bhd	174,900	51,089
	Duopharma Biotech Bhd	74,277	18,553
	Eco World Development Group Bhd	128,100	27,171
#*	Ekovest Bhd	342,300	34,163
#	FGV Holdings Bhd	88,200	24,235

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Formosa Prosonic Industries Bhd	22,200	$13,334
#	Gamuda Bhd	282,242	274,976
	Genting Plantations Bhd	40,500	46,062
#	Guan Chong Bhd	46,700	21,278
	Hai-O Enterprise Bhd	16,303	3,352
	Hap Seng Plantations Holdings Bhd	39,800	14,955
	Hengyuan Refining Co. Bhd	35,300	23,574
	Hiap Teck Venture Bhd	111,300	9,708
#	Hibiscus Petroleum Bhd	92,680	52,033
	Hong Leong Industries Bhd	10,900	20,604
	IGB Bhd	77,974	35,391
#	IJM Corp. Bhd	446,400	178,105
#	IOI Properties Group Bhd	183,749	71,356
*	Iskandar Waterfront City Bhd	143,800	18,590
*	JAKS Resources Bhd	146,300	5,985
	Jaya Tiasa Holdings Bhd	64,000	11,554
	Kenanga Investment Bank Bhd	48,500	8,656
	Kerjaya Prospek Group Bhd	39,895	11,643
	Kretam Holdings Bhd	95,800	12,368
	Lii Hen Industries Bhd	46,200	9,360
	Luxchem Corp. Bhd	110,200	12,270
#	Magni-Tech Industries Bhd	28,266	11,691
#	Magnum Bhd	93,230	20,931
#	Mah Sing Group Bhd	269,500	46,431
	Malayan Flour Mills Bhd	156,450	21,022
	Malaysia Airports Holdings Bhd	34,100	52,906
	Malaysia Building Society Bhd	394,884	60,162
#	Malaysia Smelting Corp. Bhd	40,000	17,888
#	Malaysian Resources Corp. Bhd	406,277	36,709
	Matrix Concepts Holdings Bhd	100,125	32,335
	Mega First Corp. Bhd	82,000	59,538
#	MKH Bhd	42,400	12,462
#	MNRB Holdings Bhd	102,843	25,707
	MPHB Capital Bhd	107,000	24,078
	Muda Holdings Bhd	17,600	5,210
*	Muhibbah Engineering M Bhd	82,700	11,983
*	Nylex Malaysia Bhd	1,285	89
*	Sapura Energy Bhd	1,048,700	11,001
	Sarawak Oil Palms Bhd	68,077	36,446
	Scientex Bhd	103,400	79,177
	Sime Darby Property Bhd	344,800	44,530
	SKP Resources Bhd	173,700	28,790
	SP Setia Bhd. Group	277,400	48,968
#	Sports Toto Bhd	34,800	10,590
	Sunway Bhd	424,300	164,743
#	Syarikat Takaful Malaysia Keluarga Bhd	41,346	31,934
	Ta Ann Holdings Bhd	39,440	27,716
	Taliworks Corp. Bhd	69,900	11,670
	Thong Guan Industries Bhd	44,900	17,157
*	Top Glove Corp. Bhd	236,600	36,015
*	Tropicana Corp. Bhd	116,928	29,694
	TSH Resources Bhd	130,600	26,318
#	UEM Sunrise Bhd	335,500	56,059
	UMW Holdings Bhd	59,700	60,780
	Unisem M Bhd	48,200	29,942
	United Malacca Bhd	15,200	16,194
#	UOA Development Bhd	177,499	62,978
*	Velesto Energy Bhd	447,600	23,985
	VS Industry Bhd	372,500	69,506

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	WCT Holdings Bhd	91,200	$9,873
#	Yinson Holdings Bhd	189,520	97,462
*	YNH Property Bhd	41,716	44,634
	YTL Corp. Bhd	434,000	133,131

TOTAL MALAYSIA			3,467,110

MEXICO — (0.7%)
	Alfa SAB de CV, Class A	346,918	215,513
#	Alpek SAB de CV	38,293	22,535
Ω	Banco del Bajio SA	79,104	240,835
	Bolsa Mexicana de Valores SAB de CV	24,100	37,522
*	Cemex SAB de CV	33,134	19,830
*	Cemex SAB de CV, Sponsored ADR	161,967	966,943
	Cia Minera Autlan SAB de CV, Class B	16,424	9,474
*	Controladora AXTEL SAB de CV	346,918	4,426
	El Puerto de Liverpool SAB de CV, Class C1	21,169	107,777
	GCC SAB de CV	11,477	102,401
	Genomma Lab Internacional SAB de CV, Class B	78,280	58,268
	Gentera SAB de CV	133,929	141,885
	Grupo Comercial Chedraui SA de CV	65,795	383,260
	Grupo Herdez SAB de CV	14,531	33,029
	Grupo Industrial Saltillo SAB de CV	37,531	55,686
	Grupo Rotoplas SAB de CV	7,647	10,294
#	Grupo Televisa SAB	145,620	66,312
*Ω	Grupo Traxion SAB de CV	21,848	32,356
*	Industrias CH SAB de CV, Class B	34,322	367,416
#*	Industrias Penoles SAB de CV	15,598	172,583
	La Comer SAB de CV	77,002	153,585
	Megacable Holdings SAB de CV	95,361	186,977
*	Minera Frisco SAB de CV, Class A1	268,120	34,353
*Ω	Nemak SAB de CV	61,539	10,923
	Operadora De Sites Mexicanos SAB de CV, Class A	65,843	56,278
	Orbia Advance Corp. SAB de CV	93,587	151,886
*	Organizacion Cultiba SAB de CV	58,298	35,893
*	Organizacion Soriana SAB de CV, Class B	12,168	21,003
	Promotora y Operadora de Infraestructura SAB de CV	18,174	149,765
	Promotora y Operadora de Infraestructura SAB de CV, Class L	4,381	25,026
	Qualitas Controladora SAB de CV	18,417	152,237
	Regional SAB de CV	16,220	122,930
*	Vista Energy SAB de CV, ADR	5,814	158,257
	Vitro SAB de CV, Class A	19,893	23,006

TOTAL MEXICO			4,330,464

NETHERLANDS — (2.0%)
	Aalberts NV	12,467	389,248
Ω	ABN AMRO Bank NV, GDR	112,128	1,510,208
	Acomo NV	5,335	109,007
	Aegon Ltd.	419,896	2,042,066
	Aegon Ltd.	118,538	572,539
*	AFC Ajax NV	763	8,781
	Allfunds Group PLC	40,985	209,766
	AMG Critical Materials NV	6,064	158,146
	APERAM SA	16,434	455,390
	ASR Nederland NV	41,960	1,565,883
Ω	B&S Group SARL	5,237	18,937
	Brunel International NV	4,870	67,898
	Flow Traders Ltd.	4,470	81,702
	ForFarmers NV	14,165	34,774

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Fugro NV	30,171	$498,333
	Kendrion NV	2,455	29,822
	Koninklijke BAM Groep NV	50,445	104,239
	Koninklijke Heijmans NV, CVA	7,868	90,379
	Koninklijke Vopak NV	17,924	604,345
#	MFE-MediaForEurope NV, Class B	17,260	45,802
	NN Group NV	43,448	1,393,481
	Randstad NV	15,764	816,335
	SBM Offshore NV	48,024	598,113
Ω	Signify NV	32,196	834,611
	Sligro Food Group NV	4,076	69,537
	TKH Group NV	8,310	303,971
	Van Lanschot Kempen NV	10,130	272,234

TOTAL NETHERLANDS			12,885,547

NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	254,034	99,145
	Arvida Group Ltd.	109,370	72,155
	Channel Infrastructure NZ Ltd.	62,536	52,138
	Chorus Ltd.	17,563	73,462
	Comvita Ltd.	6,699	11,908
	Fletcher Building Ltd.	105,386	265,594
	Genesis Energy Ltd.	38,411	51,710
	Heartland Group Holdings Ltd.	128,500	114,655
	KMD Brands Ltd.	91,689	44,352
	NZME Ltd.	28,793	14,442
	Oceania Healthcare Ltd.	99,645	39,527
	Ryman Healthcare Ltd.	14,112	46,786
	Sanford Ltd.	17,604	38,611
	SKY Network Television Ltd.	42,112	70,693
	SKYCITY Entertainment Group Ltd.	127,726	139,221
	Steel & Tube Holdings Ltd.	30,627	19,465
	Summerset Group Holdings Ltd.	52,778	299,727
#	Tourism Holdings Ltd.	31,165	58,945
	TOWER Ltd.	60,691	22,614

TOTAL NEW ZEALAND			1,535,150

NORWAY — (0.6%)
	2020 Bulkers Ltd.	5,113	46,164
*	Akastor ASA	37,863	35,650
	AMSC ASA	14,100	31,452
	Austevoll Seafood ASA	22,375	152,923
Ω	Avance Gas Holding Ltd.	5,803	77,296
	Belships ASA	25,709	40,325
*	BLUENORD ASA	678	36,028
	Bonheur ASA	3,074	53,182
#*	BW Energy Ltd.	25,805	64,655
Ω	BW LPG Ltd.	21,067	298,213
	BW Offshore Ltd.	27,830	58,160
#*	Cadeler AS	12,218	38,732
*	Cloudberry Clean Energy ASA	40,226	39,374
#	DNO ASA	122,377	124,760
Ω	Elkem ASA	75,259	116,493
Ω	Elmera Group ASA	16,546	35,341
	FLEX LNG Ltd.	1,312	40,231
	Golden Ocean Group Ltd.	28,799	213,083
	Gram Car Carriers ASA	674	12,378
	Grieg Seafood ASA	10,559	70,131

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Hafnia Ltd.	21,611	$142,017
*	Hexagon Composites ASA	14,501	34,181
	Hoegh Autoliners ASA	17,077	138,078
*	Kahoot! ASA	35,868	112,355
#Ω	Klaveness Combination Carriers ASA	1,830	12,487
*	Kongsberg Automotive ASA	246,596	43,823
*	LINK Mobility Group Holding ASA	69,094	71,334
	MPC Container Ships ASA	71,359	100,872
#*Ω	Norske Skog ASA	8,655	31,619
*	Northern Ocean Ltd.	10,742	13,077
	Odfjell Drilling Ltd.	24,848	86,976
	Odfjell SE, Class A	8,358	88,735
	Odfjell Technology Ltd.	4,141	20,584
*	OKEA ASA	7,081	24,512
Ω	Okeanis Eco Tankers Corp.	3,618	104,327
	Panoro Energy ASA	18,567	51,535
	Pareto Bank ASA	8,957	41,712
*	Pexip Holding ASA	22,223	36,259
*	PGS ASA	182,171	165,545
	Sandnes Sparebank	3,712	27,454
Ω	Scatec ASA	22,681	114,620
	Selvaag Bolig ASA	9,155	21,799
*Ω	Shelf Drilling Ltd.	45,698	122,903
*	Siem Offshore, Inc.	8,429	19,290
#*	Solstad Offshore ASA	11,109	23,688
	Sparebank 1 Oestlandet	7,902	87,786
	SpareBank 1 Sorost-Norge	16,843	89,567
	SpareBank 1 SR-Bank ASA	11,748	127,596
	Sparebanken More	9,555	65,686
	Stolt-Nielsen Ltd.	6,022	198,331
	TGS ASA	25,057	342,674

TOTAL NORWAY			4,145,993

PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	158,000	25,194
	Alliance Global Group, Inc.	432,200	80,732
*	Atlas Consolidated Mining & Development Corp.	95,100	5,187
	Belle Corp.	514,000	10,710
	China Banking Corp.	134,000	71,439
	DMCI Holdings, Inc.	114,700	18,547
	DoubleDragon Corp.	56,800	6,806
	Filinvest Land, Inc.	625,000	6,723
	First Philippine Holdings Corp.	35,390	37,646
	Globe Telecom, Inc.	1,610	49,979
	GT Capital Holdings, Inc.	12,545	121,377
*	Integrated Micro-Electronics, Inc.	65,800	4,044
	LT Group, Inc.	152,800	23,851
	Megaworld Corp.	1,471,000	51,382
	Metropolitan Bank & Trust Co.	94,020	86,696
	Petron Corp.	425,100	24,529
††	Philcomsat Holdings Corp.	10,942	14,590
	Philex Mining Corp.	281,400	14,381
*	Philippine National Bank	19,943	6,560
*	Phoenix Petroleum Philippines, Inc.	68,700	7,256
	Puregold Price Club, Inc.	114,200	54,552
	RFM Corp.	131,000	6,905
	Rizal Commercial Banking Corp.	59,520	24,561
	Robinsons Land Corp.	313,031	76,953
	Robinsons Retail Holdings, Inc.	60,780	43,910

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	San Miguel Corp.	51,600	$95,577
	Security Bank Corp.	69,060	93,755
	Semirara Mining & Power Corp.	49,100	25,124
*	Shell Pilipinas Corp.	33,500	7,560
*	Top Frontier Investment Holdings, Inc.	3,550	5,943
	Union Bank of the Philippines	32,273	33,850

TOTAL PHILIPPINES			1,136,319

POLAND — (0.3%)
	AB SA	2,231	35,389
*	Alior Bank SA	15,375	242,045
*	Amica SA	1,011	17,069
#	Arctic Paper SA	3,286	13,878
	ASBISc Enterprises PLC	6,848	46,816
	Asseco Poland SA	6,916	126,630
	Bank Handlowy w Warszawie SA	4,848	99,334
*	Bank Millennium SA	83,838	145,876
*	Bank Ochrony Srodowiska SA	9,806	21,585
#	Cognor Holding SA	27,036	53,333
*	Cyfrowy Polsat SA	22,746	70,921
	Develia SA	100,947	118,572
#	Dom Development SA	609	22,665
	Echo Investment SA	21,847	22,313
*	Enea SA	47,976	83,159
	Fabryki Mebli Forte SA	2,722	12,142
*	Grenevia SA	55,757	39,713
#*	Grupa Azoty SA	6,429	33,638
	Inter Cars SA	667	90,323
	Lubelski Wegiel Bogdanka SA	3,428	29,977
	Mirbud SA	6,182	11,447
*	PGE Polska Grupa Energetyczna SA	150,995	262,235
*	PKP Cargo SA	2,992	10,937
*	Polimex-Mostostal SA	18,277	18,944
*	Tauron Polska Energia SA	191,826	168,705
*	Torpol SA	2,282	11,152
	VRG SA	30,608	22,240
	Warsaw Stock Exchange	2,325	21,592
	Wawel SA	24	4,044

TOTAL POLAND			1,856,674

PORTUGAL — (0.3%)
	Altri SGPS SA	21,181	102,453
*	Banco Comercial Portugues SA, Class R	2,249,187	690,311
	Corticeira Amorim SGPS SA	13,691	132,978
	CTT-Correios de Portugal SA	11,745	44,806
	Galp Energia SGPS SA	36,580	550,703
	Ibersol SGPS SA	4,207	29,833
	Mota-Engil SGPS SA	7,122	23,111
	Navigator Co. SA	59,410	236,502
	Semapa-Sociedade de Investimento e Gestao	941	13,310
	Sonae SGPS SA	282,551	277,968

TOTAL PORTUGAL			2,101,975

QATAR — (0.2%)
	Aamal Co.	303,573	68,515
	Al Khaleej Takaful Group QSC	19,241	16,036
*	Baladna	116,412	35,871
	Barwa Real Estate Co.	529,978	368,779

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Doha Bank QPSC	542,551	$225,909
	Doha Insurance Co. QSC	77,894	48,932
	Gulf International Services QSC	191,307	144,266
	Gulf Warehousing Co.	88,650	72,269
*	Lesha Bank LLC	82,242	31,173
*	Mazaya Real Estate Development QPSC	153,404	25,365
	Qatar Industrial Manufacturing Co. QSC	45,582	37,575
*	Qatar Insurance Co. SAQ	200,169	135,951
	Qatar National Cement Co. QSC	53,035	51,238
*	Salam International Investment Ltd. QSC	386,377	63,331
	United Development Co. QSC	778,832	208,541

TOTAL QATAR			1,533,751

RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	0
*††	RusHydro PJSC, ADR	154,685	0
*††	Tatneft PJSC, Sponsored ADR	10,602	0
*††	VTB Bank PJSC, GDR	176,858	0

SAUDI ARABIA — (1.2%)
	Al Babtain Power & Telecommunication Co.	12,025	59,719
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,787	42,282
*	Al Jouf Cement Co.	19,081	58,908
*	Al Khaleej Training & Education Co.	10,596	55,022
*	AlAbdullatif Industrial Investment Co.	8,897	34,129
*	Al-Etihad Cooperative Insurance Co.	5,479	29,194
*	AlJazira Takaful Ta’awuni Co.	10,659	40,774
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	22,103
*	Alujain Corp.	2,082	21,019
	Arab National Bank	32,920	208,647
	Arabian Cement Co.	15,098	125,434
	Arriyadh Development Co.	13,704	73,119
*	Bank Al-Jazira	74,862	326,668
	Basic Chemical Industries Ltd.	3,965	31,632
	Bawan Co.	2,144	18,423
*	Buruj Cooperative Insurance Co.	4,896	25,030
*	Chubb Arabia Cooperative Insurance Co.	4,595	22,854
	City Cement Co.	14,087	65,380
*	Dar Al Arkan Real Estate Development Co.	166,461	670,363
*	Dur Hospitality Co.	16,015	101,303
	Eastern Province Cement Co.	4,731	46,604
	Electrical Industries Co.	160,140	89,813
*	Emaar Economic City	88,843	173,301
	Etihad Etisalat Co.	79,001	971,115
*	Gulf General Cooperative Insurance Co.	9,428	18,057
	Gulf Insurance Group	6,660	52,123
	Hail Cement Co.	16,024	48,715
	Herfy Food Services Co.	1,122	8,946
*	Jazan Energy & Development Co.	8,139	28,134
	L’Azurde Co. for Jewelry	8,557	27,844
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	38,143
*	Methanol Chemicals Co.	11,644	57,542
	Middle East Paper Co.	3,374	24,651
*	Middle East Specialized Cables Co.	6,218	26,560
	Mobile Telecommunications Co. Saudi Arabia	82,390	303,319
	Najran Cement Co.	28,708	81,612
	National Co. for Glass Industries	5,492	45,530
*	National Gypsum	4,691	25,217

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Industrialization Co., Class C	78,863	$244,412
	Northern Region Cement Co.	35,051	95,748
*	Rabigh Refining & Petrochemical Co.	79,230	213,048
	Sahara International Petrochemical Co.	62,789	540,828
	Saudi Ceramic Co.	6,271	39,823
	Saudi Chemical Co. Holding	136,990	146,121
	Saudi Industrial Services Co.	13,171	88,349
	Saudi Investment Bank	47,808	187,400
*	Saudi Kayan Petrochemical Co.	124,986	352,729
	Saudi Marketing Co.	7,095	37,824
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	67,129
*	Saudi Printing & Packaging Co., Class C	7,870	29,368
*	Saudi Public Transport Co.	15,796	68,362
*	Saudi Reinsurance Co.	14,082	64,694
*	Saudi Steel Pipe Co.	2,289	20,339
	Savola Group	25,019	242,821
*	Seera Group Holding	45,531	286,314
*	Sinad Holding Co.	15,976	43,426
	Southern Province Cement Co.	778	8,445
*	Tabuk Cement Co.	16,107	62,451
*	Umm Al-Qura Cement Co.	8,146	32,594
	United International Transportation Co.	7,431	133,302
*	Walaa Cooperative Insurance Co.	4,391	20,428
	Yamama Cement Co.	27,139	209,868
	Yanbu Cement Co.	20,195	173,693
*	Zamil Industrial Investment Co.	10,609	56,654

TOTAL SAUDI ARABIA			7,565,399

SINGAPORE — (0.8%)
	AEM Holdings Ltd.	52,400	132,459
*	Avarga Ltd.	100,900	12,959
	BRC Asia Ltd.	17,700	20,816
	Bukit Sembawang Estates Ltd.	45,200	119,481
	China Aviation Oil Singapore Corp. Ltd.	94,800	55,744
	China Sunsine Chemical Holdings Ltd.	89,700	26,166
	City Developments Ltd.	106,800	492,968
	Civmec Ltd.	27,600	15,930
*	COSCO Shipping International Singapore Co. Ltd.	320,100	27,370
	CSE Global Ltd.	137,400	41,190
	Del Monte Pacific Ltd.	197,000	23,330
	Delfi Ltd.	37,800	34,009
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	47,955
	First Resources Ltd.	123,200	136,028
	Frasers Property Ltd.	71,200	39,520
	Frencken Group Ltd.	104,200	79,405
	Fu Yu Corp. Ltd.	116,400	10,014
	Golden Agri-Resources Ltd.	1,767,100	348,654
	Great Eastern Holdings Ltd.	6,400	80,781
	GuocoLand Ltd.	68,600	75,631
	Ho Bee Land Ltd.	50,700	67,026
	Hong Fok Corp. Ltd.	106,790	67,818
	Hong Leong Asia Ltd.	61,800	28,231
	Hongkong Land Holdings Ltd.	19,600	62,166
	Hotel Grand Central Ltd.	35,281	20,567
	Hutchison Port Holdings Trust	1,212,700	190,484
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	12,597

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	ISDN Holdings Ltd.	95,200	$22,605
	Mandarin Oriental International Ltd.	67,600	101,376
*	Marco Polo Marine Ltd.	1,031,800	38,459
	Mewah International, Inc.	86,100	17,709
*††	Midas Holdings Ltd.	343,400	0
	Netlink NBN Trust	582,300	353,081
	Olam Group Ltd.	125,120	90,666
	OUE Ltd.	79,600	59,927
	Oxley Holdings Ltd.	261,197	19,118
	QAF Ltd.	53,800	32,033
	Riverstone Holdings Ltd.	66,800	28,813
*	Seatrium Ltd.	4,120,800	337,489
	SIA Engineering Co. Ltd.	46,700	78,156
	Sinarmas Land Ltd.	163,500	20,588
	Singapore Land Group Ltd.	50,200	72,570
	Stamford Land Corp. Ltd.	160,398	43,323
*††	Swiber Holdings Ltd.	92,600	0
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	9,965
	Tiong Woon Corp. Holding Ltd.	30,600	11,163
	Tuan Sing Holdings Ltd.	211,274	41,663
	UMS Holdings Ltd.	142,400	130,233
	UOB-Kay Hian Holdings Ltd.	97,311	93,225
	UOL Group Ltd.	99,200	427,238
	Venture Corp. Ltd.	60,800	519,130
	Wee Hur Holdings Ltd.	60,800	7,795
	Wing Tai Holdings Ltd.	122,600	120,914

TOTAL SINGAPORE			4,946,538

SOUTH AFRICA — (0.7%)
	Adcock Ingram Holdings Ltd.	11,334	32,930
	AECI Ltd.	21,022	124,600
	African Rainbow Minerals Ltd.	20,343	167,654
	Alexander Forbes Group Holdings Ltd.	37,429	12,829
	Altron Ltd., Class A	34,495	15,815
	Astral Foods Ltd.	6,825	53,534
*	Aveng Ltd.	13,124	4,160
	Barloworld Ltd.	34,363	144,798
	Curro Holdings Ltd.	22,467	12,248
	DataTec Ltd.	67,267	127,349
	DRDGOLD Ltd.	20,823	18,267
	Foschini Group Ltd.	53,808	291,065
	Grindrod Ltd.	116,930	68,062
	Harmony Gold Mining Co. Ltd.	32,476	148,898
	Harmony Gold Mining Co. Ltd., Sponsored ADR	75,442	338,735
	Hudaco Industries Ltd.	3,075	25,492
	Impala Platinum Holdings Ltd.	6,108	25,443
	Invicta Holdings Ltd.	8,097	11,728
*	KAP Ltd.	73,982	8,862
	Lewis Group Ltd.	12,017	25,015
	Life Healthcare Group Holdings Ltd.	195,006	194,361
	Merafe Resources Ltd.	340,993	21,366
*	Metair Investments Ltd.	34,895	27,605
	Momentum Metropolitan Holdings	196,754	221,558
	Motus Holdings Ltd.	30,123	149,631
	Mpact Ltd.	23,171	34,869
	Oceana Group Ltd.	15,360	57,070
	Old Mutual Ltd.	968,119	615,689
	Omnia Holdings Ltd.	31,449	97,701

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
Ω	Pepkor Holdings Ltd.	321,099	$293,065
*	PPC Ltd.	144,332	21,576
	Raubex Group Ltd.	28,364	37,148
*	RCL Foods Ltd.	33,526	14,773
	Reunert Ltd.	26,008	81,999
	Sappi Ltd.	115,181	242,430
	Sibanye Stillwater Ltd.	186,706	238,153
	Sibanye Stillwater Ltd., ADR	35,750	181,610
*	Southern Sun Ltd.	161,714	40,562
	Super Group Ltd.	82,081	140,060
*	Telkom SA SOC Ltd.	62,873	73,668
	Thungela Resources Ltd.	19,873	177,454
	Transaction Capital Ltd.	105,237	27,348

TOTAL SOUTH AFRICA			4,647,180

SOUTH KOREA — (3.5%)
	ABco Electronics Co. Ltd.	2,820	29,208
	Advanced Process Systems Corp.	1,767	21,391
	Aekyung Chemical Co. Ltd.	1,512	12,204
	Aekyung Industrial Co. Ltd.	1,589	26,684
*	Ajin Industrial Co. Ltd.	7,583	22,512
	AK Holdings, Inc.	849	10,980
*	ALUKO Co. Ltd.	7,684	15,449
*	Amotech Co. Ltd.	1,803	9,448
*	Anam Electronics Co. Ltd.	15,119	19,389
*	Ananti, Inc.	9,858	48,678
	Asia Cement Co. Ltd.	3,780	29,050
	ASIA Holdings Co. Ltd.	317	40,171
	Asia Paper Manufacturing Co. Ltd.	1,034	30,075
	Avaco Co. Ltd.	2,188	22,934
	Baiksan Co. Ltd.	1,801	11,147
	BH Co. Ltd.	4,637	64,615
*	Binex Co. Ltd.	5,751	31,587
	Binggrae Co. Ltd.	317	12,863
	BIT Computer Co. Ltd.	4,816	17,381
	BNK Financial Group, Inc.	48,165	242,422
	Bookook Securities Co. Ltd.	475	7,424
	Boryung	6,086	40,671
	BYC Co. Ltd.	48	12,979
	Byucksan Corp.	5,851	13,907
*	Cafe24 Corp.	1,506	13,874
*	CammSys Corp.	13,416	13,062
	Cheil Worldwide, Inc.	3,091	45,513
	Chemtronics Co. Ltd.	1,592	21,935
*	ChinHung International, Inc.	10,381	8,835
	Chong Kun Dang Pharmaceutical Corp.	1,073	75,396
	Chongkundang Holdings Corp.	729	27,799
	Choong Ang Vaccine Laboratory	1,867	14,354
*††	Chorokbaem Media Co. Ltd.	3,908	11,719
*	CJ CGV Co. Ltd.	14,521	55,221
	CJ CheilJedang Corp.	1,584	331,843
	CJ Corp.	2,180	135,980
*	CJ ENM Co. Ltd.	2,415	93,391
	CJ Freshway Corp.	1,793	27,861
	CJ Logistics Corp.	1,398	78,598
*	CJ Seafood Corp.	2,153	4,163
*	CKD Bio Corp.	630	9,261
*	CMG Pharmaceutical Co. Ltd.	13,602	20,784
*	Comtec Systems Co. Ltd.	31,127	14,896

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Cosmecca Korea Co. Ltd.	1,093	$29,207
	Coway Co. Ltd.	8,915	285,287
#	COWELL FASHION Co. Ltd.	4,290	23,426
	Cuckoo Homesys Co. Ltd.	1,161	17,517
	D.I Corp.	4,636	22,101
	Dae Won Kang Up Co. Ltd.	12,341	46,511
*	Daechang Co. Ltd.	18,702	16,737
	Daechang Forging Co. Ltd.	3,508	15,530
	Daedong Corp.	2,582	23,599
	Daeduck Electronics Co. Ltd.	6,699	99,760
	Daehan New Pharm Co. Ltd.	2,847	17,497
	Daehan Steel Co. Ltd.	1,479	14,246
*	Dae-Il Corp.	6,373	24,246
	Daesang Corp.	3,347	49,345
	Daesang Holdings Co. Ltd.	3,109	15,193
*	Daesung Industrial Co. Ltd.	3,004	8,438
	Daewon Media Co. Ltd.	2,666	21,811
	Daewon Pharmaceutical Co. Ltd.	3,345	38,470
#*	Daewoo Engineering & Construction Co. Ltd.	42,035	122,636
	Daewoong Co. Ltd.	2,067	22,839
	Daewoong Pharmaceutical Co. Ltd.	901	66,844
	Daihan Pharmaceutical Co. Ltd.	1,150	22,820
	Daishin Securities Co. Ltd.	6,759	70,154
*	Danal Co. Ltd.	10,507	27,123
	Daol Investment & Securities Co. Ltd.	7,941	22,532
	DB Financial Investment Co. Ltd.	6,876	19,435
	DB HiTek Co. Ltd.	7,004	252,854
	DB Insurance Co. Ltd.	8,867	576,877
	DGB Financial Group, Inc.	23,626	137,603
	DI Dong Il Corp.	2,470	48,668
	Digital Daesung Co. Ltd.	2,887	12,073
	DL Holdings Co. Ltd.	2,393	75,365
	DMS Co. Ltd.	6,579	26,724
	DN Automotive Corp.	314	18,421
	DNF Co. Ltd.	2,385	32,091
	Dohwa Engineering Co. Ltd.	3,357	19,120
	Dong-A Hwasung Co. Ltd.	2,885	15,342
	Dong-A Socio Holdings Co. Ltd.	815	60,168
	Dong-A ST Co. Ltd.	982	40,470
*	Dongbang Transport Logistics Co. Ltd.	12,138	16,364
	DongKook Pharmaceutical Co. Ltd.	5,523	66,058
*	Dongkuk CM Co. Ltd.	4,537	23,191
	Dongkuk Holdings Co. Ltd.	2,416	15,439
	Dongkuk Industries Co. Ltd.	6,108	19,975
*	Dongkuk Steel Mill Co. Ltd.	7,529	58,934
*	Dongkuk Structures & Construction Co. Ltd.	8,156	16,560
	Dongsuh Cos., Inc.	4,204	53,753
	Dongsung Chemical Co. Ltd.	6,360	19,366
*	Dongwha Enterprise Co. Ltd.	649	29,770
	Dongwha Pharm Co. Ltd.	3,460	24,855
	Dongwon F&B Co. Ltd.	1,387	29,925
	Dongwon Industries Co. Ltd.	931	20,623
	Dongwon Systems Corp.	342	7,191
	Dongyang E&P, Inc.	886	12,138
*	Dongyang Steel Pipe Co. Ltd.	27,402	14,935
	Doosan Bobcat, Inc.	6,921	198,847
	Doosan Co. Ltd.	1,214	66,978
	Dreamtech Co. Ltd.	2,746	21,240
*	Duksan Hi-Metal Co. Ltd.	5,102	22,734

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Duksan Techopia Co. Ltd.	1,320	$18,208
	Duksung Co. Ltd.	3,494	13,233
	DY Corp.	2,973	12,070
	DY POWER Corp.	1,556	13,505
	Easy Holdings Co. Ltd.	12,035	22,987
	Echo Marketing, Inc.	1,539	11,434
	Ecoplastic Corp.	5,979	22,685
	Elentec Co. Ltd.	2,433	15,411
	E-MART, Inc.	3,621	195,219
*	EMKOREA Co. Ltd.	8,169	13,392
	EM-Tech Co. Ltd.	2,746	101,202
	ENF Technology Co. Ltd.	2,160	30,165
	Eo Technics Co. Ltd.	466	48,328
	Estechpharma Co. Ltd.	2,011	9,049
	Eugene Investment & Securities Co. Ltd.	15,514	46,402
	F&F Holdings Co. Ltd.	817	9,534
	FarmStory Co. Ltd.	10,797	13,018
	Fila Holdings Corp.	3,607	95,510
	Galaxia Moneytree Co. Ltd.	2,769	8,828
	GC Cell Corp.	1,719	36,883
*	Genie Music Corp.	7,762	16,718
	Genoray Co. Ltd.	1,571	7,729
	Global Standard Technology Co. Ltd.	1,206	18,156
	GOLFZON Co. Ltd.	834	53,876
	Gradiant Corp.	2,207	17,668
	Green Chemical Co. Ltd.	1,815	7,822
	Green Cross Corp.	1,049	74,771
	Green Cross Holdings Corp.	5,537	55,597
#	GS Engineering & Construction Corp.	13,682	133,918
*	GS Global Corp.	14,500	24,042
	GS Holdings Corp.	8,731	254,961
	GS Retail Co. Ltd.	7,655	137,901
	HAESUNG DS Co. Ltd.	953	31,357
	Han Kuk Carbon Co. Ltd.	5,432	45,958
	Hana Micron, Inc.	5,106	92,791
*	Hancom, Inc.	1,235	10,726
	Hanil Cement Co. Ltd.	1,171	10,588
	Hanil Holdings Co. Ltd.	2,225	18,215
	Hanil Hyundai Cement Co. Ltd.	847	9,259
	Hanjin Transportation Co. Ltd.	1,377	19,304
	Hankook Tire & Technology Co. Ltd.	14,022	397,825
	Hannong Chemicals, Inc.	950	7,233
	Hanon Systems	9,915	50,594
	Hansae Co. Ltd.	3,681	62,545
*	Hansol IONES Co. Ltd.	1,526	9,448
	Hansol Paper Co. Ltd.	2,899	21,464
	Hansol Technics Co. Ltd.	5,680	25,303
*	Hansung Cleantech Co. Ltd.	6,916	11,853
	Hanwha Corp.	6,434	105,982
*	Hanwha Galleria Corp.	19,204	14,373
*	Hanwha General Insurance Co. Ltd.	12,669	38,962
*	Hanwha Investment & Securities Co. Ltd.	30,496	52,031
*	Hanwha Life Insurance Co. Ltd.	58,545	120,308
#*	Hanwha Solutions Corp.	17,753	378,143
*	Hanyang Digitech Co. Ltd.	960	8,789
	Hanyang Eng Co. Ltd.	2,781	29,010
	Hanyang Securities Co. Ltd.	2,469	16,980
	Harim Co. Ltd.	8,073	16,573
	Harim Holdings Co. Ltd.	8,111	39,816

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Co. Ltd.	5,560	$236,814
	HD Hyundai Construction Equipment Co. Ltd.	1,836	60,600
	HD Hyundai Energy Solutions Co. Ltd.	1,512	24,531
	HD Hyundai Infracore Co. Ltd.	23,557	116,885
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	8,459
	Heerim Architects & Planners	1,824	10,958
#*	HFR, Inc.	1,516	20,759
	Hite Jinro Co. Ltd.	5,909	93,122
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	3,397	7,316
	HL Holdings Corp.	787	18,592
	HL Mando Co. Ltd.	3,696	90,009
	Home Center Holdings Co. Ltd.	14,297	11,475
	HS Industries Co. Ltd.	7,829	20,378
*	Hugel, Inc.	629	66,361
*	Humax Co. Ltd.	6,520	13,360
	Huons Co. Ltd.	918	27,567
	Husteel Co. Ltd.	12,561	42,698
	Hwa Shin Co. Ltd.	3,952	29,632
*	Hwail Pharm Co. Ltd.	8,763	12,953
	Hwangkum Steel & Technology Co. Ltd.	3,346	17,129
	Hwaseung Enterprise Co. Ltd.	3,601	22,483
	Hyosung Corp.	1,932	84,502
*	Hyosung Heavy Industries Corp.	599	75,975
	Hyosung TNC Corp.	447	118,474
	Hyundai Bioland Co. Ltd.	1,281	8,876
	Hyundai BNG Steel Co. Ltd.	2,003	21,041
	Hyundai Department Store Co. Ltd.	2,552	101,071
	Hyundai Elevator Co. Ltd.	4,169	133,493
	HYUNDAI EVERDIGM Corp.	3,603	15,952
	Hyundai Ezwel Co. Ltd.	2,072	9,510
	Hyundai Glovis Co. Ltd.	1,601	203,184
*	Hyundai Livart Furniture Co. Ltd.	3,444	20,358
	Hyundai Marine & Fire Insurance Co. Ltd.	11,196	261,169
	Hyundai Motor Securities Co. Ltd.	4,374	26,481
	Hyundai Pharmaceutical Co. Ltd.	3,392	9,997
	Hyundai Steel Co.	16,169	393,204
	Hyundai Wia Corp.	3,015	125,508
	HyVision System, Inc.	2,537	34,926
	Iljin Electric Co. Ltd.	4,127	38,389
	Iljin Holdings Co. Ltd.	6,410	17,362
	Iljin Power Co. Ltd.	2,128	16,217
	Ilyang Pharmaceutical Co. Ltd.	2,412	24,427
	iMarketKorea, Inc.	4,396	25,474
	InBody Co. Ltd.	2,711	43,399
	Incross Co. Ltd.	1,224	8,916
*	Infinitt Healthcare Co. Ltd.	2,403	8,645
	InfoBank Corp.	1,683	12,106
	Innocean Worldwide, Inc.	1,362	44,080
	InnoWireless Co. Ltd.	1,620	26,227
	Innox Advanced Materials Co. Ltd.	1,062	21,075
#*	Insun ENT Co. Ltd.	6,474	34,382
	Intelligent Digital Integrated Security Co. Ltd.	847	13,085
*	Interflex Co. Ltd.	2,428	17,304
	Inzi Controls Co. Ltd.	1,401	7,714
*	IS Dongseo Co. Ltd.	3,418	63,856
*	ITEK, Inc.	3,492	18,521
	JASTECH Ltd.	2,538	14,190
	JB Financial Group Co. Ltd.	21,369	159,841
	JC Chemical Co. Ltd.	2,870	14,225

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Jeju Semiconductor Corp.	9,500	$28,125
	Jinsung T.E.C.	2,323	16,558
	JLS Co. Ltd.	1,761	9,340
	JNK Heaters Co. Ltd.	3,077	11,518
	JS Corp.	865	11,065
	Jusung Engineering Co. Ltd.	7,423	135,753
	JW Life Science Corp.	891	8,284
*††	Kanglim Co. Ltd.	19,090	5,329
	Kangnam Jevisco Co. Ltd.	1,043	15,268
	KAON Group Co. Ltd.	2,332	10,130
	KC Tech Co. Ltd.	793	11,192
	KCC Glass Corp.	2,300	69,084
	KCTC	3,235	9,355
	KEC Corp.	7,472	6,948
	KEPCO Plant Service & Engineering Co. Ltd.	2,919	70,626
	KG Chemical Corp.	10,995	49,401
	KG Dongbusteel	4,319	22,636
	KG Eco Technology Service Co. Ltd.	3,354	27,777
*††	KG Mobility Co.	3,613	19,635
	KGMobilians Co. Ltd.	3,236	11,430
	KH Vatec Co. Ltd.	3,839	41,059
*	Kib Plug Energy	15,727	9,536
	KISWIRE Ltd.	2,316	32,439
	KIWOOM Securities Co. Ltd.	2,898	173,269
	Kolmar BNH Co. Ltd.	1,946	23,722
	Kolmar Korea Co. Ltd.	2,435	96,829
	Kolon Corp.	1,344	15,829
	Kolon Industries, Inc.	3,416	110,348
	Kolon Plastic, Inc.	2,169	12,356
*	Korea Circuit Co. Ltd.	2,209	22,281
	Korea Electric Terminal Co. Ltd.	1,169	54,672
	Korea Export Packaging Industrial Co. Ltd.	6,450	12,901
*	Korea Information & Communications Co. Ltd.	4,185	26,229
	Korea Information Certificate Authority, Inc.	4,422	13,949
	Korea Investment Holdings Co. Ltd.	7,284	272,302
*	Korea Line Corp.	35,444	43,950
	Korea Movenex Co. Ltd.	7,905	52,325
	Korea Parts & Fasteners Co. Ltd.	2,367	8,267
	Korea Petrochemical Ind Co. Ltd.	752	88,832
	Korea Petroleum Industries Co.	1,527	18,921
	Korea United Pharm, Inc.	1,778	30,755
	Korean Reinsurance Co.	16,892	111,109
	KSS LINE Ltd.	4,280	24,972
*	Kt alpha Co. Ltd.	3,330	13,306
	KT Skylife Co. Ltd.	6,256	27,320
	KTCS Corp.	8,880	23,388
	Kukdong Oil & Chemicals Co. Ltd.	7,243	28,203
*	Kumho HT, Inc.	17,116	8,254
	Kumho Petrochemical Co. Ltd.	3,102	291,546
*	Kumho Tire Co., Inc.	21,150	65,890
	Kumkang Kind Co. Ltd.	4,208	16,646
	Kwang Dong Pharmaceutical Co. Ltd.	5,932	32,449
	Kwang Myung Electric Co. Ltd.	6,436	9,925
	Kyeryong Construction Industrial Co. Ltd.	2,392	22,381
	Kyung Dong Navien Co. Ltd.	1,528	54,328
	Kyungdong Pharm Co. Ltd.	3,591	16,777
	Kyung-In Synthetic Corp.	6,925	18,518
*	LabGenomics Co. Ltd.	8,340	20,289
*	LB Semicon, Inc.	5,733	25,148

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Lee Ku Industrial Co. Ltd.	5,991	$16,226
*	LG Display Co. Ltd.	41,768	377,947
	LG HelloVision Co. Ltd.	9,008	22,173
	LG Innotek Co. Ltd.	1,923	319,165
	LG Uplus Corp.	45,276	339,330
	LIG Nex1 Co. Ltd.	1,463	94,630
	Lotte Chilsung Beverage Co. Ltd.	618	66,642
	Lotte Corp.	5,816	112,168
*	Lotte Data Communication Co.	525	10,886
	LOTTE Fine Chemical Co. Ltd.	3,403	141,358
	LOTTE Himart Co. Ltd.	1,050	7,417
*	Lotte Non-Life Insurance Co. Ltd.	7,672	13,616
	Lotte Rental Co. Ltd.	1,258	23,992
	Lotte Shopping Co. Ltd.	2,150	114,979
	Lotte Wellfood Co. Ltd.	414	34,989
	LS Corp.	3,658	212,685
*	LVMC Holdings	16,746	25,982
	LX Hausys Ltd.	953	27,039
	LX International Corp.	6,246	115,351
	LX Semicon Co. Ltd.	1,646	87,920
	Macrogen, Inc.	1,249	14,940
	Maeil Dairies Co. Ltd.	326	10,931
	Mcnex Co. Ltd.	1,877	38,669
*	MDS Tech, Inc.	13,152	13,679
	MegaStudyEdu Co. Ltd.	1,174	53,963
	Meritz Financial Group, Inc.	3,671	136,613
	META BIOMED Co. Ltd.	6,382	17,394
*	Mgame Corp.	3,691	16,460
*	Mirae Asset Life Insurance Co. Ltd.	13,834	51,823
#	Mirae Asset Securities Co. Ltd.	57,700	282,655
	Miwon Holdings Co. Ltd.	98	6,064
	Mobase Electronics Co. Ltd.	5,612	7,705
	Moorim P&P Co. Ltd.	5,847	13,273
	MS Autotech Co. Ltd.	5,868	22,335
	Multicampus Co. Ltd.	168	3,861
	Namhae Chemical Corp.	2,788	14,678
*	Namuga Co. Ltd.	1,187	9,442
	Namyang Dairy Products Co. Ltd.	66	22,566
	Nasmedia Co. Ltd.	605	8,928
*	Nature & Environment Co. Ltd.	24,305	18,142
	Nature Holdings Co. Ltd.	901	14,462
*	Neowiz	897	18,385
*	Nepes Ark Corp.	1,026	13,318
*	NEPES Corp.	3,184	37,624
	New Power Plasma Co. Ltd.	3,326	12,091
	Nexen Tire Corp.	7,429	41,002
*	Next Entertainment World Co. Ltd.	2,628	7,941
	NH Investment & Securities Co. Ltd., Class C	15,229	109,259
	NHN KCP Corp.	2,820	16,840
	NI Steel Co. Ltd.	4,137	17,488
	NICE Holdings Co. Ltd.	4,219	37,517
	Nice Information & Telecommunication, Inc.	884	13,374
	NICE Total Cash Management Co. Ltd., Class C	4,498	18,844
	Nong Shim Holdings Co. Ltd.	222	10,770
	NongShim Co. Ltd.	551	181,221
	NOROO Paint & Coatings Co. Ltd.	1,641	11,076
	NOVAREX Co. Ltd.	3,308	30,865
	Oceanbridge Co. Ltd.	1,031	8,380
*	OCI Co. Ltd.	1,287	99,591

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	OCI Holdings Co. Ltd.	2,842	$205,354
	Openbase, Inc.	3,762	6,931
	Orion Corp.	225	19,914
	Ottogi Corp.	309	85,712
	Paik Kwang Industrial Co. Ltd.	5,088	29,348
*	Pan Entertainment Co. Ltd.	3,525	9,219
#	Pan Ocean Co. Ltd.	53,375	170,405
*	Paradise Co. Ltd.	7,824	85,123
	Partron Co. Ltd.	7,264	46,780
*	PharmGen Science, Inc.	2,381	9,580
	Poongsan Corp.	3,189	85,106
	POSCO Steeleon Co. Ltd.	743	26,096
*	Power Logics Co. Ltd.	6,699	32,622
	PSK, Inc.	3,550	45,404
	QSI Co. Ltd.	2,107	13,940
	Reyon Pharmaceutical Co. Ltd.	1,659	17,415
*	RFTech Co. Ltd.	4,462	12,229
	Rorze Systems Corp.	3,368	13,674
	S-1 Corp.	2,716	109,773
	Sajodaerim Corp.	742	15,344
*	Sajodongaone Co. Ltd.	25,293	16,754
	Sambo Motors Co. Ltd.	2,461	9,515
	SAMHWA Paints Industrial Co. Ltd.	1,739	7,774
	Samick THK Co. Ltd.	2,172	16,052
	Samji Electronics Co. Ltd.	2,577	14,145
	Samjin Pharmaceutical Co. Ltd.	2,378	37,158
*	Samkee Corp.	4,423	6,634
	Sammok S-Form Co. Ltd.	803	9,061
	SAMPYO Cement Co. Ltd.	8,391	19,230
	Samsung Securities Co. Ltd.	11,474	300,577
	SAMT Co. Ltd.	8,621	16,242
	Samwha Capacitor Co. Ltd.	879	21,238
	Samyang Corp.	407	12,543
	Samyang Foods Co. Ltd.	707	96,066
	Samyang Packaging Corp.	765	8,537
*	Sangbo Corp.	17,279	21,413
*	Sangsangin Co. Ltd.	4,867	15,248
	Sangsin Energy Display Precision Co. Ltd.	887	9,308
	Saramin Co. Ltd.	973	13,759
	SD Biosensor, Inc.	6,355	45,408
	SeAH Besteel Holdings Corp.	1,627	26,283
	SeAH Holdings Corp.	197	15,519
	SeAH Steel Corp.	395	36,123
	SeAH Steel Holdings Corp.	440	65,332
	Seegene, Inc.	5,728	81,141
	Sejong Industrial Co. Ltd.	2,272	8,831
*	Sekonix Co. Ltd.	2,494	11,161
	Seobu T&D	6,128	33,430
	Seohan Co. Ltd.	14,973	10,080
*	Seojin System Co. Ltd.	3,888	48,281
	Seoul Semiconductor Co. Ltd.	7,302	54,639
	Seoyon Co. Ltd.	4,111	20,214
	Seoyon E-Hwa Co. Ltd.	2,282	24,217
	SFA Engineering Corp.	3,428	70,917
*	SFA Semicon Co. Ltd.	16,683	58,664
	SGC Energy Co. Ltd.	1,511	30,204
	Shin Heung Energy & Electronics Co. Ltd.	563	15,285
	Shindaeyang Paper Co. Ltd.	4,092	16,599
	Shinsegae Information & Communication Co. Ltd.	1,860	15,572

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae International, Inc.	2,675	$30,901
	Shinsegae, Inc.	1,398	175,100
	Shinsung Delta Tech Co. Ltd.	3,279	93,919
	Shinsung Tongsang Co. Ltd.	12,783	19,616
*	Showbox Corp.	6,629	13,436
	Simmtech Co. Ltd.	3,415	83,775
	Simmtech Holdings Co. Ltd.	7,163	12,745
	SK D&D Co. Ltd.	1,980	40,307
	SK Discovery Co. Ltd.	2,498	68,489
	SK Gas Ltd.	499	54,735
	SK Networks Co. Ltd.	14,722	60,795
	SK Securities Co. Ltd.	66,518	28,444
	SL Corp.	3,258	71,980
	SNT Motiv Co. Ltd.	1,600	47,965
*	SNU Precision Co. Ltd.	4,032	7,133
	Solid, Inc.	15,909	69,265
	Songwon Industrial Co. Ltd.	2,765	35,160
	SPC Samlip Co. Ltd.	367	17,621
	Ssangyong C&E Co. Ltd.	15,106	62,349
*	STX Heavy Industries Co. Ltd.	4,428	32,859
	Suheung Co. Ltd.	1,127	23,707
	Sung Kwang Bend Co. Ltd.	4,963	49,701
*	Sungchang Enterprise Holdings Ltd.	4,239	5,546
	Sungshin Cement Co. Ltd.	3,983	24,482
	Sungwoo Hitech Co. Ltd.	11,668	68,380
	Sunjin Co. Ltd.	3,998	21,203
*	SY Co. Ltd.	3,263	14,129
*	Synergy Innovation Co. Ltd.	10,808	22,023
	Tae Kyung Industrial Co. Ltd.	2,320	11,441
*††	Taewoong Co. Ltd.	3,164	36,196
	Taeyoung Engineering & Construction Co. Ltd.	8,227	21,934
*	Taihan Electric Wire Co. Ltd.	4,033	33,270
*	Taihan Fiberoptics Co. Ltd.	10,124	9,751
	Tailim Packaging Co. Ltd.	6,496	11,029
	TechWing, Inc.	4,910	31,686
	Telechips, Inc.	2,056	31,081
	TES Co. Ltd.	2,135	31,169
*	Thinkware Systems Corp.	1,121	11,699
	TK Corp.	2,713	30,592
	TKG Huchems Co. Ltd.	3,216	52,130
*	Tongyang Life Insurance Co. Ltd.	9,522	30,976
*	Top Engineering Co. Ltd.	3,622	14,586
	Toptec Co. Ltd.	3,081	16,494
	Tovis Co. Ltd.	3,257	41,113
	Tplex Co. Ltd.	3,294	7,769
	TS Corp.	13,340	30,115
	TSE Co. Ltd.	1,306	34,510
*	Tuksu Construction Co. Ltd.	2,389	12,418
	TY Holdings Co. Ltd.	2,056	8,001
	TYM Corp.	4,360	16,055
	Uni-Chem Co. Ltd.	17,518	22,084
	Unick Corp.	2,540	9,076
	Unid Co. Ltd.	824	46,629
	Union Semiconductor Equipment & Materials Co. Ltd.	4,024	20,664
	Uniquest Corp.	2,472	9,294
	Value Added Technology Co. Ltd.	1,125	24,214
*††	Vidente Co. Ltd.	7,159	13,199
	Vieworks Co. Ltd.	832	18,212
	Vitzro Tech Co. Ltd.	3,438	19,098

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Webcash Corp.	1,040	$8,201
*	Welcron Co. Ltd.	8,235	16,992
	WiSoL Co. Ltd.	3,563	15,960
	WONIK IPS Co. Ltd.	2,714	60,683
	Wonik Materials Co. Ltd.	1,400	27,182
	Woojin, Inc.	2,607	15,587
*	Woongjin Co. Ltd.	9,617	8,181
	Woongjin Thinkbig Co. Ltd.	8,695	15,702
*	Wooree Bio Co. Ltd.	4,791	8,675
	Woorison F&G Co. Ltd.	14,584	16,777
	Wooshin Systems Co. Ltd.	1,863	9,991
*	Woosu AMS Co. Ltd.	4,857	7,966
	Y G-1 Co. Ltd.	4,216	16,550
	Y-entec Co. Ltd.	3,150	16,466
*	YIK Corp.	6,385	15,204
	YMC Co. Ltd.	2,238	8,490
*	YMT Co. Ltd.	1,177	9,311
	Youngone Corp.	3,957	159,069
	Youngone Holdings Co. Ltd.	1,345	78,032
	Yuanta Securities Korea Co. Ltd.	21,566	37,851
	Zeus Co. Ltd.	1,279	27,100
	Zinus, Inc.	1,970	27,790

TOTAL SOUTH KOREA			22,504,970

SPAIN — (1.4%)
	Acerinox SA	56,135	546,914
	ACS Actividades de Construccion y Servicios SA	3,269	118,220
	Almirall SA	20,424	185,949
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	121,345
	Azkoyen SA	2,368	14,381
	Banco de Sabadell SA	1,583,992	1,969,526
	Bankinter SA	197,117	1,246,461
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	151,956
	Ebro Foods SA	19,701	335,384
	Elecnor SA	10,143	170,442
	Enagas SA	56,605	946,927
	Ence Energia y Celulosa SA	37,250	111,431
	Ercros SA	34,553	106,598
	Fomento de Construcciones y Contratas SA	7,977	101,203
Ω	Gestamp Automocion SA	52,810	194,330
*	Grifols SA	64,328	721,844
	Grupo Catalana Occidente SA	12,282	393,436
	Iberpapel Gestion SA	2,972	50,623
	Mapfre SA	269,985	561,223
Ω	Metrovacesa SA	824	6,681
Ω	Neinor Homes SA	8,459	87,221
*	Obrascon Huarte Lain SA	96,033	39,553
	Prosegur Compania de Seguridad SA	32,230	48,192
Ω	Talgo SA	188	714
	Tubacex SA	30,478	90,686
Ω	Unicaja Banco SA	405,633	422,635

TOTAL SPAIN			8,743,875

SWEDEN — (1.7%)
Ω	AcadeMedia AB	28,678	118,891
	AddLife AB, Class B	27,374	178,815
	AFRY AB	21,068	221,363
Ω	Alimak Group AB	8,408	49,522

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Alleima AB	44,297	$269,645
	Alligo AB, Class B	5,708	44,873
Ω	Ambea AB	22,319	82,879
	AQ Group AB	3,252	131,737
	Arise AB	6,244	17,443
	Arjo AB, Class B	57,434	192,084
*Ω	Attendo AB	37,257	117,982
	BE Group AB	1,190	7,960
	Beijer Alma AB	1,069	17,009
	Bergman & Beving AB	7,800	104,577
*	Besqab AB	3,897	8,667
	Betsson AB, Class B	31,487	316,896
*	Better Collective AS	8,326	201,212
#*	BHG Group AB	25,879	22,927
	Bilia AB, Class A	19,527	181,444
	Billerud Aktiebolag	65,243	606,146
*	Bonava AB, Class B	21,899	34,299
*Ω	Boozt AB	5,276	36,899
Ω	Bravida Holding AB	37,595	235,228
	Bulten AB	5,430	30,349
*	Byggmax Group AB	11,517	29,336
	Catella AB	9,935	21,833
	Clas Ohlson AB, Class B	10,083	105,910
	Cloetta AB, Class B	75,234	120,665
Ω	Coor Service Management Holding AB	7,745	26,688
Ω	Dometic Group AB	98,333	606,794
*	Doro AB	6,752	11,076
#*Ω	Dustin Group AB	21,879	24,631
	Eastnine AB	4,151	56,284
	Elanders AB, Class B	6,054	45,319
	Ependion AB	6,362	59,104
	Fagerhult Group AB	13,838	70,006
	Fenix Outdoor International AG	548	32,518
	G5 Entertainment AB	1,242	16,086
	Granges AB	50,903	490,081
	Hanza AB	2,893	18,179
*	Humana AB	10,660	27,062
	IAR Systems Group AB	1,899	16,059
*	International Petroleum Corp	27,926	296,051
	Inwido AB	18,001	183,951
	JM AB	19,007	202,835
	Kabe Group AB, Class B	1,056	25,325
*	Karnov Group AB	28,688	126,221
#*	K-fast Holding AB	7,780	9,361
	KNOW IT AB	7,030	88,255
	Lindab International AB	26,759	412,340
	Loomis AB	20,270	526,558
	MEKO AB	14,760	118,840
*	Millicom International Cellular SA, SDR	51,710	812,473
*	Modern Times Group MTG AB, Class B	14,659	117,677
	Momentum Group AB	3,092	26,826
Ω	Munters Group AB	4,670	57,015
	NCC AB, Class B	22,628	231,807
	Nederman Holding AB	1,482	20,850
*	Net Insight AB, Class B	90,172	31,424
	New Wave Group AB, Class B	30,204	197,248
*	Nobia AB	33,177	24,672
	Nolato AB, Class B	47,434	209,809
	Nordic Paper Holding AB	6,621	22,668

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Nordic Waterproofing Holding AB	6,524	$94,304
*	Norion Bank AB	15,589	50,383
#*	Orron Energy ab	15,587	9,738
#*	Ovzon AB	3,173	2,232
	Peab AB, Class B	54,976	204,933
	Prevas AB, Class B	2,525	21,062
#	Pricer AB, Class B	39,613	23,180
	Proact IT Group AB	5,066	35,188
	Probi AB	876	15,906
	Ratos AB, Class B	51,154	142,501
	Rejlers AB	4,772	50,031
Ω	Resurs Holding AB	30,400	59,308
	Rottneros AB	28,710	30,324
	Scandi Standard AB	14,375	71,914
*Ω	Scandic Hotels Group AB	18,689	62,990
*	Sdiptech AB, Class B	7,572	148,856
	Sensys Gatso Group AB	2,295	12,403
	Serneke Group AB	3,259	8,248
*Ω	Sinch AB	150,601	238,662
	SkiStar AB	13,296	126,494
	Solid Forsakring AB	2,618	13,663
*	Stillfront Group AB	134,744	139,484
	Storskogen Group AB, Class B	339,933	201,405
	Synsam AB	13,272	40,863
	Systemair AB	4,846	26,616
	Tethys Oil AB	8,518	43,568
*	TF Bank AB	1,362	17,168
	VBG Group AB, Class B	4,590	95,488
	Vitrolife AB	12,387	161,492

TOTAL SWEDEN			10,897,088

SWITZERLAND — (4.2%)
	Adecco Group AG	44,732	1,692,817
	Allreal Holding AG	4,110	659,514
	ALSO Holding AG	1,597	407,381
*	Aluflexpack AG	1,094	11,408
#*	ams-OSRAM AG	45,103	160,945
	Arbonia AG	16,275	139,413
#*	Autoneum Holding AG	1,237	140,440
	Baloise Holding AG	13,844	1,987,802
	Banque Cantonale de Geneve	566	139,762
	Banque Cantonale Vaudoise	6,965	787,284
	Barry Callebaut AG	471	714,129
	Bell Food Group AG	708	210,916
	Bellevue Group AG	1,467	32,030
	Berner Kantonalbank AG	1,189	311,419
	Bucher Industries AG	1,630	581,855
	Bystronic AG	330	157,733
	Calida Holding AG	1,393	39,160
	Carlo Gavazzi Holding AG	128	43,508
	Cembra Money Bank AG	6,943	478,722
#*	Cicor Technologies Ltd	570	27,388
	Cie Financiere Tradition SA	449	57,229
	Clariant AG	49,508	703,406
	DKSH Holding AG	8,596	526,383
#*	DocMorris AG	298	12,391
	EFG International AG	23,878	286,950
	Energiedienst Holding AG	4,333	191,497
	Feintool International Holding AG	1,842	40,423

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Flughafen Zurich AG	4,933	$921,789
	Forbo Holding AG	116	127,929
Ω	Galenica AG	11,811	892,308
*	GAM Holding AG	41,510	19,575
	Georg Fischer AG	10,476	543,614
	Helvetia Holding AG	9,919	1,333,449
	Huber & Suhner AG	4,114	281,729
	Hypothekarbank Lenzburg AG	21	94,291
	Implenia AG	3,965	123,332
	Investis Holding SA	877	90,894
	IVF Hartmann Holding AG	80	9,325
	Julius Baer Group Ltd	23,207	1,375,286
	Jungfraubahn Holding AG	1,508	255,964
	Komax Holding AG	902	179,071
	Landis+Gyr Group AG	6,005	445,522
	Liechtensteinische Landesbank AG	3,370	233,448
	Luzerner Kantonalbank AG	4,841	380,597
Ω	Medmix AG	6,172	128,295
	Meier Tobler Group AG	1,437	49,460
	Metall Zug AG, Class B	61	87,425
	Mikron Holding AG	1,680	25,639
	Mobimo Holding AG	2,163	597,448
	OC Oerlikon Corp. AG	18,834	75,029
#*	Orascom Development Holding AG	3,061	16,752
	Orell Fuessli AG	25	1,925
*	Phoenix Mecano AG	199	80,585
*Ω	PolyPeptide Group AG	3,355	62,998
	Rieter Holding AG	468	39,747
	Schaffner Holding AG	95	51,724
	Schweiter Technologies AG	281	157,309
	SFS Group AG	490	49,021
	Softwareone Holding AG	20,388	401,702
	St Galler Kantonalbank AG	851	462,001
	Sulzer AG	4,318	356,370
	Swatch Group AG	7,058	1,806,678
	Swatch Group AG	13,116	635,218
	Swiss Prime Site AG	16,975	1,577,791
	TX Group AG	831	77,251
	u-blox Holding AG	1,701	160,899
	Valiant Holding AG	4,972	542,104
	Vaudoise Assurances Holding SA	279	130,001
	Vetropack Holding AG	3,712	145,528
	Von Roll Holding AG	8,880	8,395
	Vontobel Holding AG	7,402	433,002
	VP Bank AG, Class A	719	65,145
*	V-ZUG Holding AG	575	37,066
	Walliser Kantonalbank	1,138	136,507
	Zehnder Group AG	2,702	140,035
	Zug Estates Holding AG, Class B	79	130,796
	Zuger Kantonalbank AG	35	302,464

TOTAL SWITZERLAND			26,822,338

TAIWAN — (4.9%)
	ABC Taiwan Electronics Corp.	22,600	16,330
	Ability Enterprise Co. Ltd.	35,000	24,344
	AcBel Polytech, Inc.	89,687	105,775
	Acer, Inc.	554,000	585,515
	ACES Electronic Co. Ltd.	19,323	16,869
*	Acon Holding, Inc.	57,415	16,630

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Action Electronics Co. Ltd.	34,000	$16,487
	ADATA Technology Co. Ltd.	34,732	104,857
	Advanced International Multitech Co. Ltd.	24,000	49,171
	Advanced Optoelectronic Technology, Inc.	39,000	21,316
	Advanced Power Electronics Corp.	4,000	10,287
	Advancetek Enterprise Co. Ltd.	57,000	61,568
*	ALI Corp.	49,000	36,161
	Alltek Technology Corp.	32,000	33,242
	Alpha Networks, Inc.	37,000	40,586
	Altek Corp.	27,000	28,173
	Ampire Co. Ltd.	9,000	10,076
	Anji Technology Co. Ltd.	8,000	9,128
	Apacer Technology, Inc.	19,000	32,282
	APCB, Inc.	39,000	21,801
	Apex Biotechnology Corp.	14,000	11,536
	Apex International Co. Ltd.	28,000	40,371
	Apex Science & Engineering	23,460	8,045
	Arcadyan Technology Corp.	24,000	114,602
	Ardentec Corp.	68,430	137,719
	Asia Cement Corp.	446,000	550,754
	Asia Electronic Material Co. Ltd.	19,000	9,698
	Asia Optical Co., Inc.	42,000	78,653
*	Asia Pacific Telecom Co. Ltd.	351,033	73,582
	Asia Polymer Corp.	77,000	56,021
	Asia Tech Image, Inc.	13,000	25,884
	Aten International Co. Ltd.	14,000	34,366
	AUO Corp.	91,200	44,145
	Avermedia Technologies	14,000	14,235
*	Azurewave Technologies, Inc.	18,000	17,516
*	Bank of Kaohsiung Co. Ltd.	153,090	55,045
	Basso Industry Corp.	28,000	33,575
	BenQ Materials Corp.	23,000	24,527
	BES Engineering Corp.	293,000	105,838
	Bin Chuan Enterprise Co. Ltd.	17,000	11,392
	Bizlink Holding, Inc.	17,019	132,622
	Brighton-Best International Taiwan, Inc.	54,000	55,495
	Cameo Communications, Inc.	38,531	11,154
	Capital Futures Corp.	19,043	26,898
	Capital Securities Corp.	211,000	93,002
	Career Technology MFG. Co. Ltd.	81,528	50,702
	Caswell, Inc.	4,000	10,216
	Cathay Real Estate Development Co. Ltd.	93,600	43,893
	CCP Contact Probes Co. Ltd.	15,000	18,733
	Celxpert Energy Corp.	22,569	19,549
*	Central Reinsurance Co. Ltd.	90,556	62,822
	Chain Chon Industrial Co. Ltd.	35,097	14,097
*	ChainQui Construction Development Co. Ltd.	31,000	14,546
	Champion Building Materials Co. Ltd.	69,300	19,226
	Chang Hwa Commercial Bank Ltd.	618,075	327,443
	Chang Wah Electromaterials, Inc.	28,000	26,110
	Chant Sincere Co. Ltd.	6,000	12,177
	CHC Healthcare Group.	20,000	37,411
	Chen Full International Co. Ltd.	14,000	16,000
#	Cheng Loong Corp.	159,000	138,913
	Cheng Mei Materials Technology Corp.	93,476	35,683
	Cheng Shin Rubber Industry Co. Ltd.	278,000	379,899
	Cheng Uei Precision Industry Co. Ltd.	77,000	91,504
	Chia Chang Co. Ltd.	11,000	14,092
	Chien Shing Harbour Service Co. Ltd.	8,000	9,439

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Airlines Ltd.	495,000	$296,731
	China Bills Finance Corp.	142,000	62,426
	China Chemical & Pharmaceutical Co. Ltd.	61,000	43,266
	China General Plastics Corp.	64,516	42,556
*	China Man-Made Fiber Corp.	197,000	48,225
	China Metal Products	53,000	57,387
	China Wire & Cable Co. Ltd.	26,000	27,243
	Chinese Maritime Transport Ltd.	16,710	20,246
	Ching Feng Home Fashions Co. Ltd.	28,700	15,153
	Chin-Poon Industrial Co. Ltd.	76,000	81,762
	Chipbond Technology Corp.	114,000	239,459
	ChipMOS Technologies, Inc.	111,344	141,124
	Chong Hong Construction Co. Ltd.	40,000	89,128
	Chun Yuan Steel Industry Co. Ltd.	95,000	47,409
	Chung Hwa Pulp Corp.	70,015	45,069
	Chunghwa Precision Test Tech Co. Ltd.	4,000	61,494
	Collins Co. Ltd.	19,000	9,345
	Compal Electronics, Inc.	871,000	757,626
	Compeq Manufacturing Co. Ltd.	170,000	277,965
	Concord International Securities Co. Ltd.	32,436	15,273
*	Concord Securities Co. Ltd.	106,142	42,506
	Continental Holdings Corp.	90,000	74,713
	Contrel Technology Co. Ltd.	15,000	7,749
	Coremax Corp.	15,280	33,884
#	Coretronic Corp.	63,000	142,336
	Crowell Development Corp.	16,000	13,503
	CTCI Corp.	104,000	126,613
	CviLux Corp.	17,000	19,538
	CX Technology Co. Ltd.	11,000	8,797
	Cyberlink Corp.	5,000	13,749
*	CyberTAN Technology, Inc.	70,000	49,679
	DA CIN Construction Co. Ltd.	44,000	52,038
	Dadi Early-Childhood Education Group Ltd.	4,000	6,137
	Dafeng TV Ltd.	12,000	18,631
	Da-Li Development Co. Ltd.	65,753	64,433
	Darfon Electronics Corp.	37,000	49,653
	Darwin Precisions Corp.	76,000	32,517
	De Licacy Industrial Co. Ltd.	75,260	30,197
	Delpha Construction Co. Ltd.	58,000	48,286
	Depo Auto Parts Ind Co. Ltd.	20,000	80,520
	Dimerco Express Corp.	17,850	43,682
	D-Link Corp.	67,400	38,257
	Donpon Precision, Inc.	14,000	11,747
	Draytek Corp.	12,000	13,358
	Dynapack International Technology Corp.	22,000	53,283
*	Eastern Media International Corp.	30,000	20,251
	Edimax Technology Co. Ltd.	60,000	25,255
	Edom Technology Co. Ltd.	38,000	27,325
	Elite Advanced Laser Corp.	16,000	28,599
	Elitegroup Computer Systems Co. Ltd.	67,000	53,036
	Ennoconn Corp.	11,000	84,908
*	Ennostar, Inc.	127,400	162,582
	EnTie Commercial Bank Co. Ltd.	110,000	47,661
	Eson Precision Ind Co. Ltd.	15,000	26,286
	Eternal Materials Co. Ltd.	133,950	115,092
	Eva Airways Corp.	352,648	299,050
*	Everest Textile Co. Ltd.	77,000	17,634
	Evergreen International Storage & Transport Corp.	93,000	85,867
	Everlight Chemical Industrial Corp.	81,450	48,426

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Everlight Electronics Co. Ltd.	86,000	$117,832
	Excel Cell Electronic Co. Ltd.	28,000	20,163
	Excelliance Mos Corp.	4,000	14,857
	Excelsior Medical Co. Ltd.	26,098	69,576
	Far Eastern Department Stores Ltd.	193,000	142,739
	Far Eastern International Bank	459,435	163,240
	Far Eastern New Century Corp.	553,000	503,845
	Farglory F T Z Investment Holding Co. Ltd.	8,000	11,501
	Farglory Land Development Co. Ltd.	52,000	95,846
	Feedback Technology Corp.	8,400	22,542
	Feng Hsin Steel Co. Ltd.	57,000	110,669
	First Copper Technology Co. Ltd.	27,000	23,622
	First Insurance Co. Ltd.	37,000	19,247
*	First Steamship Co. Ltd.	134,806	33,658
	Fitipower Integrated Technology, Inc.	13,000	107,611
	Fittech Co. Ltd.	7,000	12,347
	FLEXium Interconnect, Inc.	59,000	152,173
	Flytech Technology Co. Ltd.	11,000	21,400
	Formosa Advanced Technologies Co. Ltd.	27,000	32,187
	Formosa Laboratories, Inc.	21,322	56,770
	Formosa Optical Technology Co. Ltd.	7,000	17,273
	Formosan Union Chemical	58,179	36,818
	Founding Construction & Development Co. Ltd.	24,000	14,293
	Foxsemicon Integrated Technology, Inc.	11,000	62,114
	Franbo Lines Corp.	22,000	10,823
	Froch Enterprise Co. Ltd.	18,000	9,644
	Fu Chun Shin Machinery Manufacture Co. Ltd.	41,177	20,785
	Fu Hua Innovation Co. Ltd.	61,903	49,259
	Fulgent Sun International Holding Co. Ltd.	24,000	95,359
	Fulltech Fiber Glass Corp.	76,398	39,829
	Fwusow Industry Co. Ltd.	38,110	22,070
	G Shank Enterprise Co. Ltd.	22,000	36,082
	Gallant Precision Machining Co. Ltd.	23,000	20,092
	Gamania Digital Entertainment Co. Ltd.	19,000	39,331
	Gemtek Technology Corp.	73,000	73,718
	General Interface Solution Holding Ltd.	46,000	79,312
	General Plastic Industrial Co. Ltd.	13,000	13,567
	Genmont Biotech, Inc.	14,000	9,866
	Genovate Biotechnology Co. Ltd.	12,000	9,593
	GeoVision, Inc.	10,000	12,385
	Getac Holdings Corp.	64,000	143,515
	Giantplus Technology Co. Ltd.	73,000	27,365
*	Gigasolar Materials Corp.	8,632	21,308
*	Gigastorage Corp.	46,000	23,768
	Global Brands Manufacture Ltd.	71,240	135,887
	Global Lighting Technologies, Inc.	17,000	24,899
	Global PMX Co. Ltd.	3,000	10,581
*	Globe Union Industrial Corp.	48,910	20,774
	Gloria Material Technology Corp.	78,000	107,666
	GMI Technology, Inc.	26,247	15,426
	Goldsun Building Materials Co. Ltd., Class C	156,520	121,788
	Good Will Instrument Co. Ltd.	16,000	16,968
#	Gordon Auto Body Parts	46,000	42,945
	Gourmet Master Co. Ltd.	12,000	36,055
*	Grand Fortune Securities Co. Ltd.	45,139	15,903
	Great China Metal Industry	26,000	18,959
	Great Wall Enterprise Co. Ltd.	69,000	108,323
	Greatek Electronics, Inc.	48,000	86,366
	GTM Holdings Corp.	21,000	19,008

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Hai Kwang Enterprise Corp.	16,800	$8,723
*	HannsTouch Holdings Co.	125,713	35,404
	Harvatek Corp.	29,000	23,394
	Heran Co. Ltd.	5,000	16,592
	Hey Song Corp.	61,000	71,974
	Highlight Tech Corp.	8,000	11,672
	Hiroca Holdings Ltd.	12,000	13,413
	Hiyes International Co. Ltd.	5,500	13,596
	Hocheng Corp.	45,920	25,232
	Holy Stone Enterprise Co. Ltd.	23,100	67,728
	Hong Pu Real Estate Development Co. Ltd.	47,000	39,208
	Hong TAI Electric Industrial	39,000	29,394
	Hota Industrial Manufacturing Co. Ltd.	39,000	74,640
	Hotron Precision Electronic Industrial Co. Ltd.	11,129	11,956
	Hsin Kuang Steel Co. Ltd.	54,000	77,821
	HUA ENG Wire & Cable Co. Ltd.	75,000	44,653
	Huaku Development Co. Ltd.	42,000	118,640
	Huang Hsiang Construction Corp.	31,000	36,865
	Huikwang Corp.	9,000	9,273
	Hung Ching Development & Construction Co. Ltd.	33,000	23,068
	Hung Sheng Construction Ltd.	88,352	48,947
	Huxen Corp.	7,000	11,057
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	30,711
	Hwacom Systems, Inc.	18,000	9,454
*	IBF Financial Holdings Co. Ltd.	515,687	183,027
	Ichia Technologies, Inc.	56,000	56,575
	I-Chiun Precision Industry Co. Ltd.	22,000	31,728
*	Ideal Bike Corp.	36,000	10,905
	Info-Tek Corp.	11,000	17,590
	Innolux Corp.	1,576,890	594,435
	Inpaq Technology Co. Ltd.	17,000	34,587
	Integrated Service Technology, Inc.	8,000	20,820
	Iron Force Industrial Co. Ltd.	4,000	10,452
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	22,196
	ITEQ Corp.	34,000	80,018
	Jarllytec Co. Ltd.	14,000	64,417
	Jean Co. Ltd.	47,868	28,403
	Jetway Information Co. Ltd.	9,000	9,738
	Jia Wei Lifestyle, Inc.	7,000	12,464
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	13,538
	K Laser Technology, Inc.	43,000	30,412
	Kedge Construction Co. Ltd.	10,246	23,035
	KEE TAI Properties Co. Ltd.	81,000	37,674
	Kenda Rubber Industrial Co. Ltd.	103,111	92,950
	Kerry TJ Logistics Co. Ltd.	32,000	36,641
	Kindom Development Co. Ltd.	64,300	67,770
	King Chou Marine Technology Co. Ltd.	10,200	12,359
	King’s Town Bank Co. Ltd.	148,000	169,727
*	King’s Town Construction Co. Ltd.	27,000	25,469
	Kinko Optical Co. Ltd.	36,769	29,352
	Kinpo Electronics	221,000	95,203
	Kinsus Interconnect Technology Corp.	48,000	141,315
	KS Terminals, Inc.	14,000	28,964
*	Kung Sing Engineering Corp.	74,426	21,176
	Kuo Toong International Co. Ltd.	40,551	44,636
	Kwong Lung Enterprise Co. Ltd.	21,000	33,123
	Laster Tech Corp. Ltd.	9,745	14,831
	Leadtrend Technology Corp.	7,211	14,998
*	Lealea Enterprise Co. Ltd.	159,120	49,878

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	LEE CHI Enterprises Co. Ltd.	37,000	$16,351
	Lelon Electronics Corp.	18,508	31,215
	Leo Systems, Inc.	10,000	10,158
*	Leofoo Development Co. Ltd.	17,000	8,767
*	Li Cheng Enterprise Co. Ltd.	14,000	8,612
*	Li Peng Enterprise Co. Ltd.	113,000	26,530
	Lingsen Precision Industries Ltd.	69,000	45,141
	Liton Technology Corp.	9,000	9,565
	Long Da Construction & Development Corp.	42,000	32,534
	Longchen Paper & Packaging Co. Ltd.	146,485	62,690
	Longwell Co.	33,000	64,383
	Lucky Cement Corp.	46,000	19,043
	Lumax International Corp. Ltd.	13,500	33,864
*	Lung Yen Life Service Corp.	30,000	32,953
	Macauto Industrial Co. Ltd.	8,000	18,063
	Machvision, Inc.	2,000	11,100
	Macroblock, Inc.	3,000	9,282
	Macronix International Co. Ltd.	325,000	271,576
	Mayer Steel Pipe Corp.	27,000	23,317
*	Mercuries & Associates Holding Ltd.	76,680	29,824
*	Mercuries Life Insurance Co. Ltd.	437,605	68,146
	Merry Electronics Co. Ltd.	22,704	62,240
	METAAGE Corp.	15,000	28,072
	Mildef Crete, Inc.	10,000	24,363
	MIN AIK Technology Co. Ltd.	44,000	26,593
	Mirle Automation Corp.	31,000	35,302
	MOSA Industrial Corp.	17,379	12,836
	Namchow Holdings Co. Ltd.	32,000	48,412
	Nan Liu Enterprise Co. Ltd.	4,000	8,683
	Nan Pao Resins Chemical Co. Ltd.	8,000	49,183
	Nantex Industry Co. Ltd.	49,000	52,079
	New Best Wire Industrial Co. Ltd.	19,000	21,765
#	Nexcom International Co. Ltd.	26,000	32,566
	Nichidenbo Corp.	25,000	42,932
	Niko Semiconductor Co. Ltd.	16,240	28,826
	O-Bank Co. Ltd.	224,375	64,641
*	Ocean Plastics Co. Ltd.	35,000	37,519
	OK Biotech Co. Ltd.	20,036	14,688
	Optimax Technology Corp.	35,000	33,711
	Oriental Union Chemical Corp.	95,000	53,465
	O-TA Precision Industry Co. Ltd.	8,000	21,097
	Pacific Hospital Supply Co. Ltd.	6,000	15,363
	Pan German Universal Motors Ltd.	2,000	18,849
	Pan Jit International, Inc.	43,000	79,570
	Pan-International Industrial Corp.	67,000	70,495
*	PChome Online, Inc.	25,000	34,379
	PCL Technologies, Inc.	9,000	21,008
*††	Pharmally International Holding Co. Ltd.	5,000	0
	Pixart Imaging, Inc.	22,000	87,461
*	Plotech Co. Ltd.	23,400	12,120
	Polytronics Technology Corp.	12,000	19,171
	Posiflex Technology, Inc.	8,000	24,780
	Pou Chen Corp.	407,000	362,784
	Powerchip Semiconductor Manufacturing Corp.	534,000	439,279
	Powertech Technology, Inc.	123,000	399,606
	Powertip Technology Corp.	40,000	18,604
	President Securities Corp.	166,453	89,569
	Primax Electronics Ltd.	69,000	147,365
	Prince Housing & Development Corp.	185,000	60,796

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Promate Electronic Co. Ltd.	29,000	$48,593
	Prosperity Dielectrics Co. Ltd.	20,000	27,493
	QST International Corp.	10,886	19,159
	Qualipoly Chemical Corp.	18,900	19,587
	Quang Viet Enterprise Co. Ltd.	7,000	23,886
	Quintain Steel Co. Ltd.	62,532	25,306
*	Radium Life Tech Co. Ltd.	148,760	40,146
	Rechi Precision Co. Ltd.	59,000	34,759
*	Rexon Industrial Corp. Ltd.	27,000	33,251
*	Rich Development Co. Ltd.	133,000	36,486
*	Ritek Corp.	110,724	26,991
*††	Roo Hsing Co. Ltd.	187,000	19,981
	Ruentex Development Co. Ltd.	158,000	158,455
	Sampo Corp.	58,800	50,824
	San Fang Chemical Industry Co. Ltd.	15,000	10,811
	San Far Property Ltd.	44,171	23,589
	Savior Lifetec Corp.	58,000	32,770
	Scan-D Corp.	6,000	7,629
	ScinoPharm Taiwan Ltd.	44,000	36,030
	Senao International Co. Ltd.	22,000	24,427
	Sesoda Corp.	49,000	45,965
	Shan-Loong Transportation Co. Ltd.	28,000	26,204
	Sharehope Medicine Co. Ltd.	11,575	11,502
	Sheng Yu Steel Co. Ltd.	16,000	11,515
	ShenMao Technology, Inc.	22,000	39,961
	Shih Her Technologies, Inc.	10,000	22,330
	Shih Wei Navigation Co. Ltd.	84,790	46,513
*	Shin Kong Financial Holding Co. Ltd.	2,551,159	685,364
	Shin Zu Shing Co. Ltd.	29,000	82,922
*	Shining Building Business Co. Ltd.	102,444	32,135
	Shinkong Insurance Co. Ltd.	36,000	74,131
	Shinkong Synthetic Fibers Corp.	160,000	74,348
*	Shuttle, Inc.	85,000	42,767
	Sigurd Microelectronics Corp.	76,046	139,629
	Simplo Technology Co. Ltd.	29,000	298,777
	Sincere Navigation Corp.	62,830	42,108
	Sinon Corp.	64,000	72,228
	Sinphar Pharmaceutical Co. Ltd.	24,000	23,709
	Sinyi Realty, Inc.	46,000	40,187
	Siward Crystal Technology Co. Ltd.	33,000	30,424
	Solar Applied Materials Technology Corp.	75,000	90,491
	Solteam, Inc.	19,197	24,700
	Sonix Technology Co. Ltd.	16,000	24,430
	Southeast Cement Co. Ltd.	19,000	10,642
	Sports Gear Co. Ltd.	31,000	63,154
	St Shine Optical Co. Ltd.	10,000	56,096
	Standard Foods Corp.	81,000	94,376
	Sun Race Sturmey-Archer, Inc.	15,000	13,824
#	Sun Yad Construction Co. Ltd.	68,708	21,627
	Sunko INK Co. Ltd.	43,000	22,572
	Sunplus Technology Co. Ltd.	68,000	63,460
	Sunrex Technology Corp.	31,685	48,420
	Sunspring Metal Corp.	22,807	15,740
	Supreme Electronics Co. Ltd.	78,340	134,572
	Swancor Holding Co. Ltd.	10,000	26,641
	Sweeten Real Estate Development Co. Ltd.	45,334	34,553
	Syncmold Enterprise Corp.	13,000	26,879
	Systex Corp.	32,000	99,126
	TA Chen Stainless Pipe	307,916	352,545

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ta Ya Electric Wire & Cable	128,952	$128,044
*	Tai Tung Communication Co. Ltd.	17,000	8,781
	Taichung Commercial Bank Co. Ltd.	673,279	305,607
	TaiDoc Technology Corp.	8,000	35,189
	Taiflex Scientific Co. Ltd.	36,460	46,787
	Taimide Tech, Inc.	15,000	17,756
	Tainan Spinning Co. Ltd.	234,000	102,610
	Tai-Saw Technology Co. Ltd.	14,000	11,435
	TaiSol Electronics Co. Ltd.	10,000	18,545
	Taisun Enterprise Co. Ltd.	45,000	27,955
	Taita Chemical Co. Ltd.	52,132	26,581
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	31,163
	Taitien Electronics Co. Ltd.	12,000	10,484
	Taiwan Business Bank	1,229,041	484,567
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	13,774
	Taiwan Cogeneration Corp.	81,000	98,936
	Taiwan Fertilizer Co. Ltd.	119,000	218,039
	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	35,785
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	52,010
*	Taiwan Glass Industry Corp.	213,000	120,193
	Taiwan Hon Chuan Enterprise Co. Ltd.	46,000	142,903
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	28,000	31,002
††	Taiwan Land Development Corp.	129,466	2,006
	Taiwan Line Tek Electronic	10,300	12,247
	Taiwan Navigation Co. Ltd.	52,000	44,114
	Taiwan Paiho Ltd.	65,000	115,301
	Taiwan PCB Techvest Co. Ltd.	48,000	62,870
	Taiwan Sanyo Electric Co. Ltd.	27,000	31,421
	Taiwan Styrene Monomer	85,000	40,447
	Taiwan Surface Mounting Technology Corp.	44,000	124,345
*	Taiwan TEA Corp.	77,000	47,123
	Taiyen Biotech Co. Ltd.	28,000	28,726
	TBI Motion Technology Co. Ltd.	12,000	11,442
	Test Research, Inc.	32,000	59,409
	Test Rite International Co. Ltd.	44,000	27,210
	Thermaltake Technology Co. Ltd.	13,000	14,907
	Thye Ming Industrial Co. Ltd.	20,000	33,811
	Ting Sin Co. Ltd.	385	134
	Ton Yi Industrial Corp.	170,000	82,489
	Tong Hsing Electronic Industries Ltd.	37,460	155,484
	Tong Yang Industry Co. Ltd.	75,000	170,139
	Tong-Tai Machine & Tool Co. Ltd.	27,000	14,381
	Top Union Electronics Corp.	5,289	5,046
	Topco Technologies Corp.	8,999	19,205
	Topkey Corp.	12,000	59,750
	Topoint Technology Co. Ltd.	23,000	18,877
	Toung Loong Textile Manufacturing	27,540	18,434
	Transcend Information, Inc.	38,000	86,182
	Tsann Kuen Enterprise Co. Ltd.	14,032	16,716
	TSC Auto ID Technology Co. Ltd.	4,399	31,600
	TSRC Corp.	98,000	69,328
	TST Group Holding Ltd.	4,800	19,143
	Tung Ho Steel Enterprise Corp.	84,190	168,996
	Tung Ho Textile Co. Ltd.	29,000	15,567
	TURVO International Co. Ltd.	5,000	20,728
	TXC Corp.	13,000	38,553
	TYC Brother Industrial Co. Ltd.	42,000	48,735
*	Tycoons Group Enterprise	58,332	21,192
*	Tyntek Corp.	44,000	24,510

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	UDE Corp.	10,000	$15,484
	U-Ming Marine Transport Corp.	84,000	115,118
	Unic Technology Corp.	29,000	18,578
	Union Bank of Taiwan	332,963	135,672
	Unitech Computer Co. Ltd.	20,000	19,958
	Unitech Printed Circuit Board Corp.	120,297	68,944
	United Orthopedic Corp.	10,000	20,576
	United Radiant Technology	21,000	11,559
	United Renewable Energy Co. Ltd.	218,000	100,424
*††	Unity Opto Technology Co. Ltd.	91,000	0
	Univacco Technology, Inc.	11,000	9,138
	Universal Cement Corp.	78,565	61,539
	UPC Technology Corp.	147,664	67,390
*	UPI Semiconductor Corp.	6,000	44,794
	USI Corp.	161,091	95,883
	Usun Technology Co. Ltd.	8,000	7,053
	U-Tech Media Corp.	33,000	15,596
	Utechzone Co. Ltd.	5,000	10,690
	Ve Wong Corp.	16,000	21,253
	Ventec International Group Co. Ltd., Class C	10,000	26,093
	Viking Tech Corp.	14,000	21,063
	Wafer Works Corp.	76,000	102,553
	Waffer Technology Corp.	1,509	5,069
	Wah Hong Industrial Corp.	15,000	17,924
	Wah Lee Industrial Corp.	34,680	101,066
	Walsin Lihwa Corp.	514,000	547,041
	Walsin Technology Corp.	57,000	184,663
	Walton Advanced Engineering, Inc.	67,000	30,892
	Wan Hai Lines Ltd.	124,000	177,228
	WEI Chih Steel Industrial Co. Ltd.	31,000	21,629
	Wei Chuan Foods Corp.	51,000	29,134
	Weikeng Industrial Co. Ltd.	71,661	59,582
	Well Shin Technology Co. Ltd.	18,000	27,024
	WELLELL, Inc.	14,000	11,757
	Wha Yu Industrial Co. Ltd.	18,000	10,319
	Winbond Electronics Corp.	576,363	446,636
	Winstek Semiconductor Co. Ltd.	9,000	23,508
	Wisdom Marine Lines Co. Ltd.	86,000	111,046
	WPG Holdings Ltd.	280,000	619,592
#	WT Microelectronics Co. Ltd.	78,207	286,905
*	XAC Automation Corp.	19,000	12,386
	Ya Horng Electronic Co. Ltd.	9,000	13,488
	YC INOX Co. Ltd.	73,396	59,471
	Yea Shin International Development Co. Ltd.	37,502	29,833
	Yem Chio Co. Ltd.	92,350	45,584
*	Yeong Guan Energy Technology Group Co. Ltd.	18,766	29,564
	YFC-Boneagle Electric Co. Ltd.	15,639	12,816
	YFY, Inc.	234,000	215,468
	Yieh Phui Enterprise Co. Ltd.	144,300	68,892
	Yonyu Plastics Co. Ltd.	9,000	8,695
	Youngtek Electronics Corp.	24,000	42,400
	Yuanta Futures Co. Ltd.	11,280	20,452
	Yulon Motor Co. Ltd.	99,264	227,967
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	29,384
	YungShin Global Holding Corp.	29,000	39,591
	Zeng Hsing Industrial Co. Ltd.	9,669	31,930
	Zenitron Corp.	27,000	26,269
	Zhen Ding Technology Holding Ltd.	119,000	359,789
	Zig Sheng Industrial Co. Ltd.	111,000	34,116

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Zinwell Corp.	64,000	$47,107
	Zippy Technology Corp.	9,000	12,615
	Zyxel Group Corp.	57,488	97,251

TOTAL TAIWAN			31,355,937

THAILAND — (0.5%)
	AAPICO Hitech PCL	39,160	30,507
*	Absolute Clean Energy PCL	272,800	11,537
	Advanced Information Technology PCL, Class F	168,000	20,192
*	AJ Plast PCL	46,500	8,280
	Allianz Ayudhya Capital PCL	11,000	11,171
	Amata Corp. PCL	86,800	57,476
	AP Thailand PCL	427,100	128,335
	Asia Plus Group Holdings PCL	364,300	27,772
	Asian Insulators PCL	77,450	9,093
	Bangchak Corp. PCL	194,900	223,680
	Bangkok Insurance PCL	16,100	133,933
*	Bangkok Land PCL	1,401,600	26,907
	Bangkok Life Assurance PCL, NVDR	47,400	30,596
*	Bangkok Ranch PCL	119,400	8,172
	Banpu PCL	1,132,232	239,409
*	Better World Green PCL	1,033,000	14,945
	BG Container Glass PCL	69,400	16,992
	Cal-Comp Electronics Thailand PCL, Class F	746,044	31,550
	CIMB Thai Bank PCL	1,716,700	28,657
*	Country Group Development PCL	992,900	8,564
	Dhipaya Group Holdings PCL	79,000	74,730
	Eastern Polymer Group PCL, Class F	65,513	12,030
	Frasers Property Thailand PCL	48,300	20,023
	GFPT PCL	144,700	41,064
	Global Green Chemicals PCL, Class F	86,200	18,946
*	Green Tech Ventures PCL, Class F	14,200	67
	Gunkul Engineering PCL	440,800	27,962
	Haad Thip PCL	40,400	17,535
	Hana Microelectronics PCL	79,700	115,861
	Index Livingmall PCL	19,700	12,387
	Interlink Communication PCL	48,000	9,482
	IRPC PCL	865,100	46,213
*	Italian-Thai Development PCL	1,107,100	38,194
	Jaymart Group Holdings PCL	38,500	17,567
	KGI Securities Thailand PCL	250,300	30,641
	Khon Kaen Sugar Industry PCL	362,960	28,881
	Kiatnakin Phatra Bank PCL	38,600	52,891
	Lalin Property PCL	107,600	24,698
	Lam Soon Thailand PCL	56,200	7,630
	Lanna Resources PCL	70,000	28,629
	LH Financial Group PCL	450,900	12,420
*	Loxley PCL	479,200	21,199
	LPN Development PCL	298,200	33,020
	Major Cineplex Group PCL	52,400	22,160
	MBK PCL	170,805	76,035
	Northeast Rubber PCL	180,000	22,937
	Origin Property PCL, Class F	149,500	37,227
	Polyplex Thailand PCL	85,200	23,468
#	Precious Shipping PCL	79,700	18,626
	Prima Marine PCL	195,700	32,941
	Property Perfect PCL	2,489,056	20,775
	Pruksa Holding PCL	88,800	30,883
	PTG Energy PCL	74,000	16,780

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Quality Houses PCL	1,508,200	$93,994
*	Raimon Land PCL	515,800	6,458
	Rojana Industrial Park PCL	220,300	36,775
*	S Hotels & Resorts PCL	367,900	24,156
	Sansiri PCL	2,197,100	93,526
	SC Asset Corp. PCL	339,100	31,889
	SCG Ceramics PCL	308,500	18,540
*	SEN X PCL	755,800	11,776
	Sena Development PCL	196,116	12,877
	Siam City Cement PCL	18,700	69,457
	Siamgas & Petrochemicals PCL	83,800	18,535
	Singer Thailand PCL	70,800	17,137
	Singha Estate PCL	546,200	13,373
#*††	SMI Holdings Group Ltd.	265,598	0
	SNC Former PCL	53,600	14,465
	Somboon Advance Technology PCL	57,400	28,267
	SPCG PCL	112,000	40,198
	Sri Trang Agro-Industry PCL	152,900	61,258
	Sri Trang Gloves Thailand PCL	111,100	18,083
	Srithai Superware PCL	235,400	7,335
	Supalai PCL	252,825	129,428
*	Super Energy Corp. PCL	1,783,100	21,332
	Susco PCL	189,100	23,781
*	Syntec Construction PCL	380,800	16,210
	Tata Steel Thailand PCL	749,600	16,684
	Thai Union Group PCL, Class F	409,300	153,733
	Thai Vegetable Oil PCL	29,600	17,377
	Thaicom PCL	123,400	42,916
	Thaifoods Group PCL, Class F	153,700	13,684
	Thaire Life Assurance PCL, Class F	162,565	14,292
	Thanachart Capital PCL	68,400	93,249
	Thoresen Thai Agencies PCL	282,500	40,478
	Tipco Asphalt PCL	92,300	48,278
	Tisco Financial Group PCL	22,600	60,520
	TKS Technologies PCL	46,640	8,564
	TPI Polene PCL	1,534,100	58,901
	TPI Polene Power PCL	422,400	38,782
	Univanich Palm Oil PCL	46,900	10,765
	Vanachai Group PCL	89,800	9,244
	Workpoint Entertainment PCL	20,800	6,134
*	Xspring Capital PCL	1,132,200	27,720

TOTAL THAILAND			3,531,841

TURKEY — (0.3%)
*	Albaraka Turk Katilim Bankasi AS	161,888	23,795
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	9,005
*	Anadolu Anonim Turk Sigorta Sirketi	35,224	73,270
	Anadolu Efes Biracilik Ve Malt Sanayii AS	52,270	184,238
	Anadolu Hayat Emeklilik AS	11,468	19,027
	Aygaz AS	6,107	29,633
	Bagfas Bandirma Gubre Fabrikalari AS	9,856	11,780
	Bera Holding AS	140,066	84,606
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	7,519	245,336
*	Bursa Cimento Fabrikasi AS	156,049	51,658
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	29,045
	Cimsa Cimento Sanayi VE Ticaret AS	114,373	148,163
	Dogus Otomotiv Servis ve Ticaret AS	9,856	86,465
*	Global Yatirim Holding AS	75,066	31,883
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	17,033	13,604

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Is Yatirim Menkul Degerler AS, Class A	41,285	$61,732
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,149	55,805
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	14,707	10,465
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	170,857	150,771
	Kordsa Teknik Tekstil AS	15,368	45,311
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	327,130	136,323
*	Petkim Petrokimya Holding AS	173,171	120,536
*	Reysas Tasimacilik ve Lojistik Ticaret AS	20,416	22,516
	Sekerbank Turk AS	191,261	45,056
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	6,557	12,276
*	TAV Havalimanlari Holding AS	41,365	167,530
	Tekfen Holding AS	12,587	18,163
	Turkiye Sigorta AS	34,619	45,715
*	Vestel Elektronik Sanayi ve Ticaret AS	13,751	29,649
*	Zorlu Enerji Elektrik Uretim AS	195,804	36,634

TOTAL TURKEY			1,999,990

UNITED ARAB EMIRATES — (0.6%)
	Abu Dhabi National Hotels	9,620	2,518
	Agthia Group PJSC	14,115	17,115
*	Ajman Bank PJSC	106,144	59,228
	Amanat Holdings PJSC	220,573	59,750
	Aramex PJSC	36,730	23,032
	Dana Gas PJSC	896,744	197,813
*	Deyaar Development PJSC	379,056	60,762
	Dubai Investments PJSC	448,790	275,779
	Dubai Islamic Bank PJSC	351,952	517,436
	Emaar Development PJSC	122,303	206,395
	Emaar Properties PJSC	1,185,965	2,160,572
*	EMSTEEL Building Materials PJSC	272,993	100,399
*	Islamic Arab Insurance Co.	63,649	10,235
*	Manazel PJSC	339,566	33,480
*	RAK Properties PJSC	232,895	67,896
	Ras Al Khaimah Ceramics	90,792	60,070
*	Union Properties PJSC	502,430	45,243

TOTAL UNITED ARAB EMIRATES			3,897,723

UNITED KINGDOM — (9.6%)
*	accesso Technology Group PLC	12,899	87,022
	Advanced Medical Solutions Group PLC	36,350	85,583
	AG Barr PLC	25,691	153,536
Ω	Airtel Africa PLC	237,820	327,606
	Alliance Pharma PLC	106,348	51,910
*	Ascential PLC	122,980	391,802
	Ashmore Group PLC	112,983	233,102
*Ω	Aston Martin Lagonda Global Holdings PLC	4,955	13,220
	Atalaya Mining PLC	4,986	18,168
*	Auction Technology Group PLC	26,036	177,558
	Avon Rubber PLC	8,698	90,337
*	Babcock International Group PLC	11,722	55,774
Ω	Bakkavor Group PLC	66,402	71,178
	Balfour Beatty PLC	184,807	696,514
	Bank of Georgia Group PLC	13,268	537,184
	Barratt Developments PLC	299,113	1,508,485
	Beazley PLC	157,760	988,266
	Begbies Traynor Group PLC	30,790	43,621
	Bellway PLC	37,237	947,633
	Berkeley Group Holdings PLC	10,130	497,945

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bloomsbury Publishing PLC	27,628	$133,801
	Bodycote PLC	52,083	364,284
#*	boohoo Group PLC	179,212	68,574
	Braemar PLC	4,667	13,217
	Breedon Group PLC	89,848	342,171
	Brooks Macdonald Group PLC	4,090	88,852
	C&C Group PLC	91,159	154,458
*	Capita PLC	445,443	90,854
	Capital Ltd.	44,660	42,636
*	Card Factory PLC	91,534	108,039
	Carr’s Group PLC	21,628	34,250
	Castings PLC	4,281	19,274
	Centamin PLC	593,743	595,092
	Centaur Media PLC	16,082	7,524
	Central Asia Metals PLC	51,038	101,386
	Centrica PLC	1,480,134	2,833,415
	Chemring Group PLC	87,945	299,483
	Chesnara PLC	46,343	142,511
	Clarkson PLC	624	20,078
	Close Brothers Group PLC	62,484	606,596
Ω	CMC Markets PLC	23,524	26,984
	Coats Group PLC	377,492	310,188
	Costain Group PLC	71,049	43,879
	Cranswick PLC	13,856	589,127
	Crest Nicholson Holdings PLC	70,969	138,132
	Currys PLC	765,195	416,742
	DCC PLC	21,703	1,205,689
#*Ω	Deliveroo PLC	152,626	241,486
	DFS Furniture PLC	44,848	56,112
#*	Dialight PLC	7,087	13,841
*	Direct Line Insurance Group PLC	345,182	636,431
	DiscoverIE Group PLC	24,510	184,198
	Diversified Energy Co. PLC	184,495	150,089
	Dowlais Group PLC	341,366	415,608
	Drax Group PLC	112,465	577,820
	DS Smith PLC	416,595	1,444,946
*	easyJet PLC	72,083	321,560
*	Elementis PLC	210,157	302,543
*	EnQuest PLC	552,933	108,713
	Epwin Group PLC	23,438	17,963
*	Esken Ltd.	135,985	4,961
	Essentra PLC	194,717	351,841
*	Ferrexpo PLC	10,212	9,386
	Fintel PLC	1,018	2,419
	Firstgroup PLC	245,111	471,692
	Flowtech Fluidpower PLC	7,489	7,426
Ω	Forterra PLC	51,393	84,253
	Foxtons Group PLC	71,351	32,594
	Fresnillo PLC	30,462	205,027
*	Frontier Developments PLC	5,075	14,878
	Fuller Smith & Turner PLC, Class A	10,576	72,478
*	Fund Technologies PLC	4,362	45,635
	Future PLC	10,372	111,992
	Galliford Try Holdings PLC	32,360	85,164
	GB Group PLC	53,716	156,099
	Genel Energy PLC	57,678	57,364
	Genuit Group PLC	71,062	229,276
*	Georgia Capital PLC	13,296	149,058
	Goodwin PLC	372	23,113

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Grafton Group PLC	68,236	$642,329
	Grainger PLC	222,491	615,794
*	Greencore Group PLC	148,586	162,779
*	Griffin Mining Ltd.	5,698	6,131
	Gulf Keystone Petroleum Ltd.	67,566	99,552
*Ω	Gym Group PLC	48,332	59,363
	H&T Group PLC	15,070	89,531
	Halfords Group PLC	78,561	191,990
	Harbour Energy PLC	44,909	138,806
	Hargreaves Services PLC	7,040	36,555
	Harworth Group PLC	19,938	24,004
	Headlam Group PLC	9,669	21,288
	Helical PLC	40,177	93,844
	Henry Boot PLC	29,243	61,461
	Hikma Pharmaceuticals PLC	36,135	837,231
	Hill & Smith PLC	7,677	153,894
	Hilton Food Group PLC	22,294	177,274
	Hiscox Ltd.	84,835	968,672
*	Hochschild Mining PLC	102,345	116,592
Ω	HSS Hire Group PLC	77,600	10,332
	Hunting PLC	47,233	166,288
Ω	Ibstock PLC	92,007	136,986
	Inchcape PLC	80,233	650,487
*	International Distributions Services PLC	275,950	848,195
	Investec PLC	200,205	1,114,726
	iomart Group PLC	26,534	48,398
	ITV PLC	978,292	761,731
	J Sainsbury PLC	531,830	1,663,999
*	James Fisher & Sons PLC	12,277	44,411
	JET2 PLC	2,505	30,613
*	John Wood Group PLC	157,150	272,149
	Johnson Matthey PLC	46,446	844,350
	Johnson Service Group PLC	123,460	192,304
	Jupiter Fund Management PLC	120,501	115,111
*Ω	Just Eat Takeaway.com NV	9,105	110,778
	Just Group PLC	313,398	288,302
	Keller Group PLC	38,494	363,740
*	Kier Group PLC	92,390	113,265
	Kingfisher PLC	587,635	1,500,535
	Knights Group Holdings PLC	8,419	8,870
	Lancashire Holdings Ltd.	70,702	488,189
	Learning Technologies Group PLC	104,180	78,338
	London Investment Group PLC	9,126	35,622
	Macfarlane Group PLC	49,928	61,128
	Man Group PLC	347,581	929,305
*	Marks & Spencer Group PLC	582,476	1,538,076
	Marshalls PLC	29,502	74,207
*	Marston’s PLC	205,618	72,684
	Mears Group PLC	36,167	113,202
	Melrose Industries PLC	341,366	1,943,662
#*	Metro Bank Holdings PLC	33,672	17,586
*	Mitchells & Butlers PLC	177,157	447,161
	Mitie Group PLC	370,740	444,981
	MJ Gleeson PLC	13,829	67,758
	Mobico Group PLC	77,866	59,320
	Mondi PLC	131,945	2,134,276
	Morgan Advanced Materials PLC	66,129	181,185
	Morgan Sindall Group PLC	12,404	284,075
	MP Evans Group PLC	11,582	104,616

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	N Brown Group PLC	6,931	$1,600
	NCC Group PLC	9,867	12,805
*Ω	Network International Holdings PLC	27,205	128,738
	Norcros PLC	25,348	43,902
	OSB Group PLC	117,495	428,979
	Pan African Resources PLC	210,244	41,381
	Pearson PLC, Sponsored ADR	18,663	215,371
*	Pendragon PLC	430,878	168,591
	Persimmon PLC	88,805	1,099,761
*	Petra Diamonds Ltd.	40,127	21,843
*	Petrofac Ltd.	17,866	10,219
	Pets at Home Group PLC	141,097	482,407
	Pharos Energy PLC	110,849	30,371
*	Playtech PLC	74,007	353,408
	Plus500 Ltd.	20,231	347,054
	Porvair PLC	8,409	55,234
	PPHE Hotel Group Ltd.	2,772	34,570
	Premier Foods PLC	232,062	330,266
	PZ Cussons PLC	70,319	114,500
	QinetiQ Group PLC	155,098	625,254
*	Rank Group PLC	84,921	69,563
	Reach PLC	145,391	135,121
	Redde Northgate PLC	97,817	400,115
	Redrow PLC	126,845	751,687
*	Renewi PLC	13,205	94,332
*	Restaurant Group PLC	186,409	154,032
	RHI Magnesita NV	7,372	230,114
	Ricardo PLC	21,801	116,584
	Robert Walters PLC	12,250	56,260
*	Rockhopper Exploration PLC	89,812	13,982
	RWS Holdings PLC	69,334	175,369
*	S4 Capital PLC	85,166	65,808
Ω	Sabre Insurance Group PLC	57,957	103,549
*	Saga PLC	39,106	52,428
*††	Savannah Energy PLC	281,630	89,856
	Savills PLC	42,347	405,677
	Secure Trust Bank PLC	2,297	17,064
	Senior PLC	125,663	238,598
	Serco Group PLC	305,215	530,287
	Serica Energy PLC	59,022	167,180
	Severfield PLC	112,139	84,189
*	SIG PLC	116,537	38,658
*	Sigmaroc PLC	60,287	35,646
	Smart Metering Systems PLC	37,511	291,977
	Speedy Hire PLC	194,876	71,599
Ω	Spire Healthcare Group PLC	96,087	249,393
*	Staffline Group PLC	42,328	13,311
*††	Studio Retail Group PLC	11,240	0
*	Synthomer PLC	3,878	8,960
	Tate & Lyle PLC	81,859	628,119
	Taylor Wimpey PLC	1,024,526	1,383,768
	TBC Bank Group PLC	12,399	405,212
	TClarke PLC	8,710	12,807
*	THG PLC	256,493	218,971
Ω	TI Fluid Systems PLC	94,853	142,658
	TP ICAP Group PLC	270,968	518,836
	Travis Perkins PLC	99,564	897,081
*	Tremor International Ltd.	14,291	24,013
*	Tremor International Ltd., ADR	2,814	9,427

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	TT Electronics PLC	58,622	$112,589
	Tyman PLC	66,693	197,135
	Vanquis Banking Group PLC	80,047	112,526
	Vertu Motors PLC	110,788	102,489
	Vesuvius PLC	74,859	367,326
	Virgin Money U.K. PLC	365,997	664,933
	Vistry Group PLC	101,921	878,489
	Volex PLC	3,494	12,014
	Vp PLC	3,924	23,830
	Wickes Group PLC	80,468	125,565
*	Xaar PLC	20,729	42,577
	XPS Pensions Group PLC	48,496	125,651
	Young & Co.’s Brewery PLC	3,177	29,329
	Young & Co.’s Brewery PLC, Class A	7,717	97,338
	Zotefoams PLC	12,016	41,777

	TOTAL UNITED KINGDOM		61,599,730

	UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	11,533	76,297
	Noble Corp. PLC	822	38,088

	TOTAL UNITED STATES		114,385

	TOTAL COMMON STOCKS		631,866,231

	PREFERRED STOCKS — (0.4%)
	BRAZIL — (0.1%)
*	Alpargatas SA	38,880	63,621
	Banco ABC Brasil SA, 6.373%	25,156	93,354
*	Banco ABC Brasil SA	1,311	5,172
Ω	Banco BMG SA, 7.152%	30,400	13,928
	Banco do Estado do Rio Grande do Sul SA Class B, 8.640%	52,100	112,637
	Banco Pan SA, 3.575%	51,165	71,342
	Cia de Ferro Ligas da Bahia FERBASA, 6.731%	7,900	76,199
	Eucatex SA Industria e Comercio, 6.424%	14,000	34,155
	Grazziotin SA, 8.054%	1,681	8,535
	Marcopolo SA, 7.137%	110,973	115,337
	Raizen SA, 6.241%	103,676	74,645
	Randon SA Implementos e Participacoes, 4.690%	39,954	86,458
	Schulz SA, 4.046%	35,700	51,974
	Taurus Armas SA, 9.430%	7,600	22,310
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.974%	105,000	137,661

	TOTAL BRAZIL		967,328

	GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA, 0.401%	2,246	113,267
	Einhell Germany AG, 2.224%	206	28,989
	FUCHS SE, 2.791%	18,914	768,193
	Jungheinrich AG, 2.686%	12,569	337,415
	Sixt SE, 11.166%	4,534	261,236
	STO SE & Co. KGaA, 4.105%	754	98,084
	Villeroy & Boch AG, 6.857%	889	16,648

	TOTAL GERMANY		1,623,832

	INDIA — (0.0%)
*	Sundaram Clayton Ltd.	137	17

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
INDIA — (Continued)
* TVS Holdings Ltd.	136,880	$17,108

TOTAL INDIA		17,125

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	22,520	12,615

TOTAL PREFERRED STOCKS		2,620,900

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* AVJennings Ltd. Rights 11/01/2023	8,146	0
* PointsBet Holdings Ltd. Warrants 07/08/2024	370	0

AUSTRIA — (0.0%)
* Strabag SE Rights	3,720	0

BRAZIL — (0.0%)
* Grupo Casas Bahia SA Warrants 09/19/2024	18,435	146

ITALY — (0.0%)
* Webuild SpA Warrants 08/02/2030	2,669	0

KUWAIT — (0.0%)
* Gulf Bank KSCP Rights 11/12/2023	14,181	293

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants	196,236	0

SOUTH KOREA — (0.0%)
* Ecoplastic Corp. Rights 11/07/2023	1,261	1,499

TAIWAN — (0.0%)
* Concord International Securities Co. Ltd. Rights 11/24/2023	3,245	230
* Farglory F T Z Investment Holding Co. Ltd. Rights	743	148
* Tai Tung Communication Co. Ltd. Rights 11/01/2023	1,690	21
* Winbond Electronics Corp. Rights 11/03/2023	23,170	2,107

TOTAL TAIWAN		2,506

THAILAND — (0.0%)
* Better World Green PCL Warrants 03/13/2024	172,166	0
* Cal-Comp Electronics Thailand PCL Rights 11/10/2023	586,614	326
* Kiatnakin Phatra Bank PCL Warrants 03/17/2024	3,216	22
* Kiatnakin Phatra Bank PCL Warrants 03/17/2026	3,216	179
* Nusasiri PCL Warrants 07/04/2025	127,460	284

TOTAL THAILAND		811

TOTAL RIGHTS/WARRANTS		5,255

TOTAL INVESTMENT SECURITIES
(Cost $637,761,435)		634,492,386

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	823,567	9,526,204

TOTAL INVESTMENTS — (100.0%)
(Cost $647,287,728)		$644,018,590

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$31,216,487	$10,574	$31,227,061
Austria	$46,920	3,414,051	—	3,460,971
Belgium	—	6,818,839	—	6,818,839
Brazil	7,337,414	226,795	—	7,564,209
Canada	50,464,305	6,597	—	50,470,902
Chile	—	725,807	—	725,807
China	807,358	38,676,919	389,033	39,873,310
Colombia	128,822	—	—	128,822
Denmark	—	12,552,952	—	12,552,952
Finland	—	10,820,237	—	10,820,237
France	—	25,229,735	—	25,229,735
Germany	75,405	32,214,848	—	32,290,253
Greece	—	725,653	—	725,653
Hong Kong	—	8,928,255	7,116	8,935,371
Hungary	—	237,153	—	237,153
India	163,117	37,997,862	74,372	38,235,351
Indonesia	—	3,665,970	10,334	3,676,304
Ireland	—	5,130,340	—	5,130,340
Israel	133,477	3,409,177	—	3,542,654
Italy	—	17,774,805	—	17,774,805
Japan	34,683	109,739,506	—	109,774,189
Kuwait	895,899	155,437	—	1,051,336
Malaysia	—	3,467,110	—	3,467,110
Mexico	4,305,438	25,026	—	4,330,464
Netherlands	572,539	12,313,008	—	12,885,547
New Zealand	—	1,535,150	—	1,535,150
Norway	—	4,145,993	—	4,145,993
Philippines	—	1,121,729	14,590	1,136,319
Poland	—	1,856,674	—	1,856,674
Portugal	—	2,101,975	—	2,101,975
Qatar	—	1,533,751	—	1,533,751
Saudi Arabia	37,824	7,527,575	—	7,565,399
Singapore	—	4,946,538	—	4,946,538
South Africa	520,345	4,126,835	—	4,647,180
South Korea	—	22,418,892	86,078	22,504,970
Spain	—	8,743,875	—	8,743,875
Sweden	9,947	10,887,141	—	10,897,088
Switzerland	—	26,822,338	—	26,822,338
Taiwan	—	31,333,950	21,987	31,355,937
Thailand	3,403,784	128,057	—	3,531,841
Turkey	—	1,999,990	—	1,999,990
United Arab Emirates	—	3,897,723	—	3,897,723
United Kingdom	224,798	61,285,076	89,856	61,599,730
United States	—	114,385	—	114,385
Preferred Stocks
Brazil	953,400	13,928	—	967,328
Germany	—	1,623,832	—	1,623,832
India	—	17,125	—	17,125
Philippines	—	12,615	—	12,615
Rights/Warrants
Brazil	—	146	—	146
Kuwait	—	293	—	293
South Korea	—	1,499	—	1,499
Taiwan	—	2,506	—	2,506

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	$811	—	$811
Securities Lending Collateral	—	9,526,204	—	9,526,204

TOTAL	$70,115,475	$573,199,175	$703,940^	$644,018,590

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (4.1%)
*	AES Brasil Energia SA	1,141,327	$2,279,598
*	Allianca Saude e Participacoes SA	16,381	31,678
	Allied Tecnologia SA	62,700	70,762
	Allos SA	2,080,764	9,450,983
	Alper Consultoria e Corretora de Seguros SA	29,000	189,758
	Alupar Investimento SA	908,854	5,047,436
	Ambev SA, ADR	3,149,354	7,967,866
*	Anima Holding SA	1,317,995	679,682
	Arezzo Industria e Comercio SA	179,136	2,074,627
	Atacadao SA	1,405,820	2,501,156
	Auren Energia SA	1,599,891	4,258,548
	B3 SA - Brasil Bolsa Balcao	7,289,816	16,049,379
	Banco Bradesco SA	1,809,190	4,410,164
	Banco BTG Pactual SA	1,347,992	7,914,031
	Banco do Brasil SA	2,835,282	27,190,139
	Banco Santander Brasil SA	820,871	4,382,972
	BB Seguridade Participacoes SA	1,689,082	10,305,184
	Bemobi Mobile Tech SA	84,782	202,633
*	Blau Farmaceutica SA	54,200	163,404
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	443,418	2,175,864
#*	Braskem SA, ADR, Class A	405,220	2,589,356
*	BRF SA	7,158,653	15,150,062
*	C&A Modas SA	361,970	370,460
	Caixa Seguridade Participacoes SA	86,931	186,561
	Camil Alimentos SA	736,866	1,006,993
	CCR SA	4,801,847	11,409,952
	Centrais Eletricas Brasileiras SA	1,588,059	10,973,963
	Cia Brasileira de Aluminio	368,176	277,497
#*	Cia Brasileira de Distribuicao, ADR	89,028	58,767
*	Cia Brasileira de Distribuicao	1,194,354	857,552
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	806,780	9,340,358
	Cia de Saneamento de Minas Gerais Copasa MG	1,109,411	3,507,515
	Cia de Saneamento do Parana	1,425,458	6,149,395
	Cia de Saneamento do Parana	904,600	766,131
	Cia Energetica de Minas Gerais, Sponsored ADR	284,504	645,825
	Cia Energetica de Minas Gerais	979,067	2,990,555
	Cia Paranaense de Energia	1,296,560	2,021,314
	Cia Paranaense de Energia, Class B	209,372	1,714,676
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	6,510,534
	Cia Siderurgica Nacional SA	1,616,926	3,771,518
	Cielo SA	6,407,413	4,473,465
*	Clear Sale SA	8,500	6,356
*	Cogna Educacao SA	13,965,794	6,648,070
*	Construtora Tenda SA	536,804	1,207,390
	Cosan SA	2,042,422	6,380,353
	CPFL Energia SA	325,044	2,155,893
	Cruzeiro do Sul Educacional SA	146,000	109,172
	CSU Digital SA	215,633	684,312
	Cury Construtora e Incorporadora SA	578,520	1,691,354
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,266,983	8,089,061
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	17,768	48,457
	Dexco SA	2,869,224	3,903,977
	Diagnosticos da America SA	91,673	176,191
	Dimed SA Distribuidora da Medicamentos	514,774	1,079,221
	Direcional Engenharia SA	684,549	2,357,073
	EcoRodovias Infraestrutura e Logistica SA	1,255,569	1,748,221
*	Eletromidia SA	4,500	13,522

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA	656,049	$2,288,868
*	Embraer SA, Sponsored ADR	1,027,119	14,318,039
	Empreendimentos Pague Menos SA	792,606	471,626
	Enauta Participacoes SA	1,014,332	3,506,681
	Energisa SA	982,500	9,083,022
*	Eneva SA	2,249,555	4,827,726
	Engie Brasil Energia SA	575,061	4,482,550
	Equatorial Energia SA	3,346,737	20,976,226
	Eternit SA	369,100	541,744
	Even Construtora e Incorporadora SA	764,619	963,025
	Ez Tec Empreendimentos e Participacoes SA	782,301	2,229,715
	Fleury SA	1,596,764	4,747,459
	Fras-Le SA	180,875	536,697
*	Gafisa SA	56,097	57,746
	Gafisa SA, ADR	11,462	20,230
	Gerdau SA, Sponsored ADR	2,778,730	12,059,690
Ω	GPS Participacoes e Empreendimentos SA	748,956	2,385,726
	Grendene SA	1,514,959	1,862,993
	Grupo Casas Bahia SA	11,245,316	1,003,698
	Grupo De Moda Soma SA	1,669,364	1,751,562
*	Grupo Mateus SA	2,984,986	3,445,752
	Grupo SBF SA	526,867	731,506
*	Guararapes Confeccoes SA	686,928	644,453
*Ω	Hapvida Participacoes e Investimentos SA	15,061,971	11,023,687
*	Hidrovias do Brasil SA	1,647,922	1,291,078
*††	Hua Han Health Industry Holdings Ltd.	17,460,041	0
	Hypera SA	766,418	4,604,513
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	30,700	116,607
*	International Meal Co. Alimentacao SA, Class A	1,372,786	432,931
	Iochpe Maxion SA	1,272,246	2,846,419
	Irani Papel e Embalagem SA	430,335	921,826
*	IRB-Brasil Resseguros SA	459,485	3,708,322
	Itau Unibanco Holding SA	824,011	3,713,300
	Jalles Machado SA	737,102	1,207,609
	JBS SA	3,445,831	13,689,690
	JHSF Participacoes SA	2,738,867	2,330,488
	JSL SA	236,665	394,774
	Kepler Weber SA	881,476	1,849,758
	Klabin SA	5,590,830	23,730,602
	Lavvi Empreendimentos Imobiliarios SA	135,600	181,813
	Localiza Rent a Car SA	599,109	6,044,865
Ω	Locaweb Servicos de Internet SA	1,834,050	1,978,922
	LOG Commercial Properties e Participacoes SA	220,977	908,145
*	Log-in Logistica Intermodal SA	246,000	1,992,689
*	Lojas Quero-Quero SA	842,644	650,148
	Lojas Renner SA	2,544,297	6,186,955
	LPS Brasil-Consultoria de Imoveis SA	375,988	137,218
	M Dias Branco SA	461,320	2,981,984
*	Magazine Luiza SA	4,262,054	1,124,318
	Mahle Metal Leve SA	335,127	2,422,180
	Marcopolo SA	743,307	604,464
*Ω	Meliuz SA	103,280	146,263
	Melnick Even Desenvolvimento Imobiliario SA	106,300	86,444
	Mills Estruturas e Servicos de Engenharia SA	1,275,013	2,627,537
	Minerva SA	1,575,373	2,365,364
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	51,600	36,844
*	Moura Dubeux Engenharia SA	231,600	469,930
	Movida Participacoes SA	1,364,346	2,367,834
	MRV Engenharia e Participacoes SA	2,660,849	4,354,045

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Multilaser Industrial SA	70,400	$24,715
	Multiplan Empreendimentos Imobiliarios SA	402,554	1,975,343
*	Natura & Co. Holding SA	3,290,299	8,320,784
	Neoenergia SA	427,928	1,487,043
*	Oceanpact Servicos Maritimos SA	12,000	10,996
	Odontoprev SA	1,650,968	3,418,675
*	Omega Energia SA	224,768	338,818
*	Orizon Valorizacao de Residuos SA	138,473	947,002
	Ouro Fino Saude Animal Participacoes SA	12,400	46,631
	Pet Center Comercio e Participacoes SA	850,269	600,378
	Petroleo Brasileiro SA, Sponsored ADR	776,944	10,745,136
	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	18,422,955
	Petroleo Brasileiro SA	16,003,488	120,111,466
	Petroreconcavo SA	584,109	2,402,821
	Plano & Plano Desenvolvimento Imobiliario SA	89,500	163,849
	Porto Seguro SA	1,526,420	7,632,478
	Portobello SA	518,834	479,549
	Positivo Tecnologia SA	747,160	929,180
*	PRIO SA	2,163,816	20,471,865
	Qualicorp Consultoria e Corretora de Seguros SA	1,104,244	628,587
	Raia Drogasil SA	3,474,183	17,778,335
Ω	Rede D’Or Sao Luiz SA	820,297	3,517,592
	Romi SA	458,537	1,043,173
	Rumo SA	1,022,064	4,522,685
	Santos Brasil Participacoes SA	2,025,934	2,973,553
*	Sao Carlos Empreendimentos e Participacoes SA	22,300	110,046
	Sao Martinho SA	1,402,165	9,859,027
#	Sendas Distribuidora SA, ADR	106,742	1,154,948
	Sendas Distribuidora SA	3,533,997	7,668,355
	SIMPAR SA	2,042,544	2,803,472
	Sinqia SA	162,000	882,015
	SLC Agricola SA	972,888	7,093,446
	Smartfit Escola de Ginastica e Danca SA	103,896	399,160
	Suzano SA	3,295,218	33,705,438
#	Suzano SA, Sponsored ADR	140,729	1,438,252
*	SYN prop e tech SA	149,434	111,147
	Tegma Gestao Logistica SA	242,109	1,175,070
	Telefonica Brasil SA	841,993	7,555,266
#	Telefonica Brasil SA, ADR	78,887	702,883
	TIM SA	4,539,788	13,659,659
	TOTVS SA	864,930	4,342,020
	Transmissora Alianca de Energia Eletrica SA	1,722,371	11,543,396
	Tres Tentos Agroindustrial SA	30,390	66,485
	Trisul SA	450,379	415,384
	Tupy SA	657,319	3,179,850
	Ultrapar Participacoes SA	2,746,843	11,141,556
#	Ultrapar Participacoes SA, Sponsored ADR	12,552	50,334
	Unifique Telecomunicacoes SA	57,846	39,124
	Unipar Carbocloro SA	62,270	824,544
	Usinas Siderurgicas de Minas Gerais SA Usiminas	702,852	925,658
	Vale SA	8,549,367	117,004,282
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	412,130	1,293,181
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,282,486	1,991,742
	Vibra Energia SA	2,862,373	11,235,456
	Vittia Fertilizantes E Biologicos SA	16,432	29,822
	Vivara Participacoes SA	286,500	1,449,050
	Vulcabras Azaleia SA	615,786	2,187,480
	WEG SA	1,824,349	11,944,615

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Wilson Sons SA	248,120	$662,900
Wiz Co.	136,210	136,703
XP, Inc., BDR	90,479	1,821,875
YDUQS Participacoes SA	1,888,130	6,639,866
* Zamp SA	1,164,875	1,467,141

TOTAL BRAZIL		938,587,493

CAYMAN ISLANDS — (0.0%)
Cosmopolitan International Holdings Ltd.	68,400	30,593
Grand Ocean Advanced Resources Co. Ltd.	120,000	2,503

TOTAL CAYMAN ISLANDS		33,096

CHILE — (0.5%)
Aguas Andinas SA, Class A	13,498,221	3,938,400
Banco de Chile	8,969,120	921,271
Banco de Chile, ADR	323,576	6,626,839
Banco de Credito e Inversiones SA	157,874	3,776,518
Banco Santander Chile, ADR	306,008	5,324,539
Besalco SA	2,741,825	1,193,323
Camanchaca SA	49,415	2,680
CAP SA	787,910	4,309,165
Cementos BIO BIO SA	179,409	132,269
Cencosud SA	5,321,203	8,623,797
Cencosud Shopping SA	312,425	453,610
Cia Cervecerias Unidas SA	98,448	559,158
Cia Cervecerias Unidas SA, Sponsored ADR	5,040	56,700
Cia Sud Americana de Vapores SA	39,062,869	2,169,153
Clinica Las Condes SA	371	7,265
Colbun SA	30,226,479	4,387,157
Cristalerias de Chile SA	59,157	193,618
Embotelladora Andina SA, ADR, Class B	90,074	1,100,704
Empresa Nacional de Telecomunicaciones SA	1,123,094	3,790,670
Empresas CMPC SA	3,186,816	5,699,443
Empresas Copec SA	816,910	5,408,154
Empresas Hites SA	1,398,342	148,477
* Enel Americas SA	36,390,042	3,741,303
Enel Chile SA	33,883,341	2,005,484
* Engie Energia Chile SA	2,208,342	1,962,586
Falabella SA	1,036,680	2,111,801
Forus SA	455,509	687,220
Grupo Security SA	4,600,389	1,054,090
Instituto de Diagnostico SA	4,394	6,824
Inversiones Aguas Metropolitanas SA	2,995,972	2,142,714
Inversiones La Construccion SA	234,904	1,365,495
Masisa SA	3,525,317	69,675
Molibdenos y Metales SA	84,693	357,111
Multiexport Foods SA	3,567,240	764,735
Parque Arauco SA	3,296,695	4,506,833
PAZ Corp. SA	1,378,694	734,360
Plaza SA	234,936	285,061
Ripley Corp. SA	6,680,876	1,120,252
Salfacorp SA	3,045,705	1,217,624
Sigdo Koppers SA	1,861,026	2,433,725
SMU SA	7,471,906	1,294,523
Sociedad Matriz SAAM SA	25,868,926	2,766,908
# Sociedad Quimica y Minera de Chile SA, Sponsored ADR	229,724	11,118,642
Socovesa SA	1,574,885	158,344
SONDA SA	3,724,700	1,477,549

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Vina Concha y Toro SA	2,863,691	$3,198,381

TOTAL CHILE			105,404,150

CHINA — (25.1%)
*	360 Security Technology, Inc., Class A	613,134	753,373
	361 Degrees International Ltd.	7,448,000	3,625,712
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	486,034	1,374,779
Ω	3SBio, Inc.	12,727,500	11,322,917
*	5I5J Holding Group Co. Ltd., Class A	1,881,600	618,569
*††	A Metaverse Co	940,000	3,484
#	AAC Technologies Holdings, Inc.	6,534,000	11,761,434
	Accelink Technologies Co. Ltd., Class A	180,537	665,252
	ADAMA Ltd., Class A	220,100	223,284
	Addsino Co. Ltd., Class A	790,400	918,319
	Advanced Technology & Materials Co. Ltd., Class A	528,400	684,968
	AECC Aero-Engine Control Co. Ltd., Class A	146,387	415,561
	AECC Aviation Power Co. Ltd., Class A	103,572	500,812
	Aerospace Hi-Tech Holdings Group Ltd., Class A	421,511	558,173
#*	Agile Group Holdings Ltd.	11,990,465	1,148,993
*	Agora, Inc., ADR	24,383	71,686
	Agricultural Bank of China Ltd., Class H	89,697,460	33,130,329
	Aier Eye Hospital Group Co. Ltd., Class A	854,234	2,135,693
#*	Air China Ltd., Class H	1,864,000	1,268,094
	Aisino Corp., Class A	541,000	820,714
	Ajisen China Holdings Ltd.	4,092,000	432,568
#Ω	AK Medical Holdings Ltd.	2,386,000	2,322,806
*	Alibaba Group Holding Ltd., Sponsored ADR	1,585,411	130,859,824
*	Alibaba Group Holding Ltd.	27,674,300	284,908,936
#*	Alibaba Health Information Technology Ltd.	4,084,000	2,405,796
*	Alibaba Pictures Group Ltd.	77,970,000	4,981,720
*Ω	A-Living Smart City Services Co. Ltd.	6,919,000	3,262,236
#*Ω	Alliance International Education Leasing Holdings Ltd.	1,917,000	347,534
	Allmed Medical Products Co. Ltd., Class A	357,400	497,128
	Aluminum Corp. of China Ltd., Class H	22,100,000	11,821,964
*	Amlogic Shanghai Co. Ltd., Class A	51,696	424,726
	Amoy Diagnostics Co. Ltd., Class A	122,146	362,771
	An Hui Wenergy Co. Ltd., Class A	643,539	557,178
	Angang Steel Co. Ltd., Class H	15,251,908	3,353,223
	Angel Yeast Co. Ltd., Class A	221,000	1,056,666
	Anhui Anke Biotechnology Group Co. Ltd., Class A	516,200	741,921
	Anhui Conch Cement Co. Ltd., Class H	4,214,500	10,488,602
	Anhui Construction Engineering Group Co. Ltd., Class A	936,916	618,148
	Anhui Expressway Co. Ltd., Class H	2,510,000	2,416,557
*	Anhui Genuine New Materials Co. Ltd., Class A	34,300	40,038
	Anhui Guangxin Agrochemical Co. Ltd., Class A	345,972	787,171
	Anhui Gujing Distillery Co. Ltd., Class A	42,202	1,608,397
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,857	1,292,455
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	271,670	933,222
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	548,700	470,154
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	100,800	249,804
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,932,380	1,263,294
	Anhui Jinhe Industrial Co. Ltd., Class A	306,782	913,130
	Anhui Kouzi Distillery Co. Ltd., Class A	170,728	1,171,645
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	165,200	135,425
*	Anhui Tatfook Technology Co. Ltd., Class A	492,400	759,803
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	312,192	369,630
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	822,400	818,284
	Anhui Xinhua Media Co. Ltd., Class A	739,600	668,666
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	2,096,881

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	453,500	$799,439
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	30,215	802,137
	Anjoy Foods Group Co. Ltd., Class A	24,534	433,319
	Anker Innovations Technology Co. Ltd., Class A	70,100	897,883
	ANTA Sports Products Ltd.	3,585,800	40,553,564
*Ω	Antengene Corp. Ltd.	219,000	43,391
#*	Anton Oilfield Services Group	22,496,000	1,397,257
*	Aoshikang Technology Co. Ltd., Class A	169,200	725,763
*	Aotecar New Energy Technology Co. Ltd., Class A	1,733,400	633,152
*	Aowei Holdings Ltd.	187,000	15,891
	Apeloa Pharmaceutical Co. Ltd., Class A	373,600	880,529
	ApicHope Pharmaceutical Co. Ltd., Class A	189,390	741,638
	APT Satellite Holdings Ltd.	1,946,000	545,057
*Ω	Archosaur Games, Inc.	125,000	32,734
*	Art Group Holdings Ltd.	455,000	18,580
*Ω	Ascletis Pharma, Inc.	1,841,000	439,965
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	243,400	948,834
	Asia Cement China Holdings Corp.	4,894,500	1,517,237
Ω	AsiaInfo Technologies Ltd.	1,037,600	1,073,119
	Asymchem Laboratories Tianjin Co. Ltd., Class A	72,260	1,491,164
	Autobio Diagnostics Co. Ltd., Class A	70,755	429,900
	Avary Holding Shenzhen Co. Ltd., Class A	555,331	1,627,281
	AVIC Industry-Finance Holdings Co. Ltd., Class A	851,100	387,559
	AviChina Industry & Technology Co. Ltd., Class H	20,437,212	9,262,486
	Avicopter PLC, Class A	72,100	374,242
	Bafang Electric Suzhou Co. Ltd., Class A	42,491	277,352
Ω	BAIC Motor Corp. Ltd., Class H	18,831,500	5,495,778
*	Baidu, Inc., Sponsored ADR	317,226	33,308,730
*	Baidu, Inc., Class A	405,550	5,324,385
Ω	BAIOO Family Interactive Ltd.	7,872,000	251,792
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,059,991
	Bank of Changsha Co. Ltd., Class A	924,447	928,612
	Bank of Chengdu Co. Ltd., Class A	1,314,600	2,221,758
	Bank of China Ltd., Class H	204,333,702	71,380,921
	Bank of Chongqing Co. Ltd., Class H	3,440,000	1,776,502
	Bank of Communications Co. Ltd., Class H	25,189,618	14,899,803
*	Bank of Gansu Co. Ltd., Class H	80,000	4,447
	Bank of Guiyang Co. Ltd., Class A	1,309,900	932,883
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	1,473,362
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	4,173,926
	Bank of Nanjing Co. Ltd., Class A	2,535,196	2,717,184
	Bank of Ningbo Co. Ltd., Class A	1,555,049	5,310,506
	Bank of Shanghai Co. Ltd., Class A	2,128,012	1,765,828
	Bank of Suzhou Co. Ltd., Class A	832,459	714,704
	Baoshan Iron & Steel Co. Ltd., Class A	5,045,737	4,316,259
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	340,200	237,506
	Baowu Magnesium Technology Co. Ltd., Class A	414,617	1,079,240
*	Baoye Group Co. Ltd., Class H	1,616,440	808,537
*	Baozun, Inc., Sponsored ADR	295,140	891,323
*	Baozun, Inc., Class A	21,000	20,631
	BBMG Corp., Class H	18,622,404	1,834,992
	Bear Electric Appliance Co. Ltd., Class A	93,896	699,664
	Befar Group Co. Ltd., Class A	472,000	291,635
	Beibuwan Port Co. Ltd., Class A	910,045	919,551
#*	BeiGene Ltd., ADR	777	144,740
*	BeiGene Ltd.	330,000	4,737,439
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	230,068	404,234
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	109,952	519,421

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Capital Development Co. Ltd., Class A	1,496,700	$760,472
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,216,630	1,590,506
*	Beijing Capital International Airport Co. Ltd., Class H	13,698,000	5,045,485
	Beijing Career International Co. Ltd., Class A	108,418	446,334
	Beijing Certificate Authority Co. Ltd., Class A	75,874	281,572
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	417,500	770,383
*	Beijing Compass Technology Development Co. Ltd., Class A	46,200	371,549
	Beijing Dabeinong Technology Group Co. Ltd., Class A	293,600	280,528
	Beijing Dahao Technology Corp. Ltd., Class A	176,880	292,798
	Beijing Easpring Material Technology Co. Ltd., Class A	140,200	845,339
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	111,820	443,505
	Beijing Energy International Holding Co. Ltd.	20,938,000	540,713
	Beijing Enlight Media Co. Ltd., Class A	595,800	637,106
	Beijing Enterprises Holdings Ltd.	3,683,028	12,271,333
	Beijing Enterprises Water Group Ltd.	31,870,469	6,724,833
*††	Beijing Gas Blue Sky Holdings Ltd.	8,656,000	80,936
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	870,264	935,006
*	Beijing Haixin Energy Technology Co. Ltd., Class A	1,382,656	662,461
*	Beijing Health Holdings Ltd.	13,284,000	133,525
*	Beijing Hezong Science & Technology Co. Ltd., Class A	520,300	291,992
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	23,765	391,409
*	Beijing Jetsen Technology Co. Ltd., Class A	2,015,191	1,340,141
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,272,000	1,506,553
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	93,700	75,684
*	Beijing Jingyuntong Technology Co. Ltd., Class A	1,105,570	698,306
	Beijing Kingsoft Office Software, Inc., Class A	12,734	500,862
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	304,635
*	Beijing Leike Defense Technology Co. Ltd., Class A	727,800	577,389
	Beijing New Building Materials PLC, Class A	425,879	1,423,897
*	Beijing North Star Co. Ltd., Class H	5,940,000	600,079
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	1,517,005	466,988
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	598,989	853,448
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	501,160	1,706,074
	Beijing Originwater Technology Co. Ltd., Class A	664,873	459,839
*	Beijing Philisense Technology Co. Ltd., Class A	709,200	432,717
	Beijing Roborock Technology Co. Ltd., Class A	21,233	917,826
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	149,814	321,503
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	31,600	49,554
*	Beijing Shiji Information Technology Co. Ltd., Class A	367,809	530,517
	Beijing Shougang Co. Ltd., Class A	1,391,400	737,482
*	Beijing Shunxin Agriculture Co. Ltd., Class A	160,400	499,243
*	Beijing Sinnet Technology Co. Ltd., Class A	719,110	998,514
	Beijing SL Pharmaceutical Co. Ltd., Class A	563,965	903,658
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	573,245	406,265
	Beijing Strong Biotechnologies, Inc., Class A	255,605	645,536
	Beijing Tiantan Biological Products Corp. Ltd., Class A	78,870	311,162
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,496,000	2,246,964
	Beijing Tongrentang Co. Ltd., Class A	161,472	1,133,124
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	756,913
	Beijing United Information Technology Co. Ltd., Class A	202,594	1,042,915
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,789,000	441,373
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	132,002	791,596
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	423,696
	Beijing Yanjing Brewery Co. Ltd., Class A	654,500	930,390
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	93,307	702,836
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	416,405	591,040
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,281,952	2,243,391

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beken Corp., Class A	29,500	$118,618
*	Bengang Steel Plates Co. Ltd., Class A	1,716,618	910,423
*	Berry Genomics Co. Ltd., Class A	57,000	83,847
	Best Pacific International Holdings Ltd., Class H	1,354,000	176,513
	Bestsun Energy Co. Ltd., Class A	924,440	534,353
	Betta Pharmaceuticals Co. Ltd., Class A	51,156	425,474
*	Better Life Commercial Chain Share Co. Ltd., Class A	63,000	42,885
	BGI Genomics Co. Ltd., Class A	91,500	615,590
	Biem.L.Fdlkk Garment Co. Ltd., Class A	281,000	1,292,947
#*	Bilibili, Inc., Class Z	274,700	3,685,851
	Binhai Investment Co. Ltd.	138,000	28,400
	Binjiang Service Group Co. Ltd.	355,000	773,641
	Black Peony Group Co. Ltd., Class A	563,082	447,382
	Bloomage Biotechnology Corp. Ltd., Class A	15,794	165,084
Ω	Blue Moon Group Holdings Ltd.	225,500	61,746
	Blue Sail Medical Co. Ltd., Class A	609,228	581,811
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	822,647	800,490
Ω	BOC Aviation Ltd.	654,200	4,023,383
	BOC International China Co. Ltd., Class A	334,200	498,056
	BOE Technology Group Co. Ltd., Class A	8,760,279	4,695,424
	BOE Varitronix Ltd.	1,546,000	1,314,845
*	Bohai Leasing Co. Ltd., Class A	3,703,685	1,210,511
	Bosideng International Holdings Ltd.	22,640,157	8,938,997
	Bright Dairy & Food Co. Ltd., Class A	817,169	1,054,545
	Bright Real Estate Group Co. Ltd., Class A	563,094	171,651
	BrightGene Bio-Medical Technology Co. Ltd., Class A	123,412	649,122
††	Brilliance China Automotive Holdings Ltd.	20,104,000	9,242,496
	B-Soft Co. Ltd., Class A	697,015	685,978
*	BTG Hotels Group Co. Ltd., Class A	188,471	430,263
#*	Burning Rock Biotech Ltd., ADR	10,922	10,417
#	BYD Co. Ltd., Class H	2,014,800	61,270,279
	BYD Electronic International Co. Ltd.	3,554,222	14,837,143
	By-health Co. Ltd., Class A	365,829	915,926
	C C Land Holdings Ltd.	13,761,530	2,216,279
	C&D International Investment Group Ltd.	1,751,340	3,940,111
	C&S Paper Co. Ltd., Class A	738,871	1,096,902
	Cabbeen Fashion Ltd.	699,000	44,723
	Caitong Securities Co. Ltd., Class A	844,290	916,542
	Camel Group Co. Ltd., Class A	664,800	748,435
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	862,868	490,609
	Canmax Technologies Co. Ltd., Class A	259,020	963,318
	Canny Elevator Co. Ltd., Class A	313,700	335,730
#*Ω	CanSino Biologics, Inc., Class H	397,600	1,255,336
#	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,361,051
	Capinfo Co. Ltd., Class H	60,000	2,497
	Capital Environment Holdings Ltd.	13,364,000	191,221
	Carrianna Group Holdings Co. Ltd.	1,788,877	71,954
	Castech, Inc., Class A	144,570	506,846
	CCS Supply Chain Management Co. Ltd., Class A	288,300	229,736
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	171,400	157,908
	CECEP Solar Energy Co. Ltd., Class A	1,872,200	1,468,948
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	410,500	129,087
	CECEP Wind-Power Corp., Class A	1,906,790	826,409
	Central China Management Co. Ltd.	6,510,074	290,893
	Central China New Life Ltd.	1,869,000	516,393
*	Central China Real Estate Ltd.	2,338,328	27,082
	Central China Securities Co. Ltd., Class H	5,825,000	857,329
	CETC Cyberspace Security Technology Co. Ltd., Class A	7,900	23,816
	CETC Digital Technology Co. Ltd., Class A	242,965	768,148

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	CGN Mining Co. Ltd.	410,000	$67,295
#	CGN New Energy Holdings Co. Ltd.	13,606,000	3,548,679
	CGN Nuclear Technology Development Co. Ltd., Class A	491,900	488,369
Ω	CGN Power Co. Ltd., Class H	24,536,000	5,896,184
	Changchun Faway Automobile Components Co. Ltd., Class A	459,510	577,719
	Changchun High & New Technology Industry Group, Inc., Class A	83,418	1,775,425
	Changjiang Securities Co. Ltd., Class A	1,305,899	1,015,660
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	1,024,029
*	Chanjet Information Technology Co. Ltd., Class H	50,100	17,856
	Chaowei Power Holdings Ltd.	4,943,000	821,408
	Chaozhou Three-Circle Group Co. Ltd., Class A	300,473	1,268,748
*	Chen Lin Education Group Holdings Ltd.	310,000	76,051
	Cheng De Lolo Co. Ltd., Class A	639,500	737,109
	Chengdu ALD Aviation Manufacturing Corp., Class A	79,420	203,048
*	Chengdu CORPRO Technology Co. Ltd., Class A	173,700	493,499
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	242,830	450,094
	Chengdu Galaxy Magnets Co. Ltd., Class A	156,372	374,863
	Chengdu Hongqi Chain Co. Ltd., Class A	893,000	629,831
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	83,700	168,258
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	326,941	793,566
	Chengdu Kanghua Biological Products Co. Ltd., Class A	70,125	674,168
	Chengdu Leejun Industrial Co. Ltd., Class A	126,200	120,792
	Chengdu Wintrue Holding Co. Ltd., Class A	819,900	936,020
	Chengdu Xingrong Environment Co. Ltd., Class A	659,492	518,079
*	Chengtun Mining Group Co. Ltd., Class A	1,565,300	974,347
	Chenguang Biotech Group Co. Ltd., Class A	270,946	500,680
	Chengxin Lithium Group Co. Ltd., Class A	279,100	896,341
	Chengzhi Co. Ltd., Class A	580,300	664,389
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	360,400	725,417
*	Chiho Environmental Group Ltd.	602,000	31,556
	China Aerospace International Holdings Ltd.	12,782,600	547,176
	China Aircraft Leasing Group Holdings Ltd.	1,860,500	851,184
*	China Anchu Energy Storage Group Ltd.	259,000	18,199
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	1,053,916
	China Baoan Group Co. Ltd., Class A	312,592	441,559
	China Bester Group Telecom Co. Ltd., Class A	31,300	174,846
	China BlueChemical Ltd., Class H	13,627,122	3,189,005
#*Ω	China Bohai Bank Co. Ltd., Class H	5,611,500	824,658
#*	China Boton Group Co. Ltd.	450,000	67,163
	China CAMC Engineering Co. Ltd., Class A	670,993	806,151
	China Chengtong Development Group Ltd.	546,000	6,340
	China Cinda Asset Management Co. Ltd., Class H	48,652,000	4,731,062
	China CITIC Bank Corp. Ltd., Class H	28,583,607	12,751,377
	China Coal Energy Co. Ltd., Class H	11,897,168	9,344,826
	China Communications Services Corp. Ltd., Class H	21,041,327	8,606,453
#*	China Conch Environment Protection Holdings Ltd.	9,778,500	2,405,347
#	China Conch Venture Holdings Ltd.	8,975,500	7,433,268
	China Construction Bank Corp., Class H	279,316,302	157,969,543
	China CSSC Holdings Ltd., Class A	181,178	641,020
*	China CYTS Tours Holding Co. Ltd., Class A	302,500	441,001
	China Datang Corp. Renewable Power Co. Ltd., Class H	14,456,000	3,270,678
	China Design Group Co. Ltd., Class A	438,845	459,271
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	3,476,000	487,893
*††	China Dili Group	10,753,661	170,129
	China Dongxiang Group Co. Ltd.	20,987,888	698,465
#Ω	China East Education Holdings Ltd.	3,992,500	1,534,208
#*	China Eastern Airlines Corp. Ltd., Class H	8,860,000	3,036,303
	China Education Group Holdings Ltd.	8,305,000	6,899,522
	China Electronics Huada Technology Co. Ltd.	4,402,000	716,291

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	$288,960
	China Energy Engineering Corp. Ltd., Class A	7,215,075	2,150,268
#	China Energy Engineering Corp. Ltd., Class H	4,492,000	488,602
	China Enterprise Co. Ltd., Class A	2,240,978	1,034,399
	China Everbright Bank Co. Ltd., Class H	10,500,000	2,995,088
	China Everbright Environment Group Ltd.	18,569,777	6,339,284
#Ω	China Everbright Greentech Ltd.	5,292,000	535,203
	China Everbright Ltd.	8,552,896	5,088,162
Ω	China Feihe Ltd.	23,921,000	14,863,839
*	China Film Co. Ltd., Class A	551,800	901,498
*	China Finance Investment Holdings Ltd.	82,000	32,315
*	China Financial Services Holdings Ltd.	71,200	2,446
	China Foods Ltd.	8,252,000	2,857,626
	China Galaxy Securities Co. Ltd., Class H	14,313,000	7,325,512
	China Gas Holdings Ltd.	16,603,200	14,926,381
#	China Glass Holdings Ltd.	3,264,000	313,350
#	China Gold International Resources Corp. Ltd.	1,284,100	5,448,837
	China Great Wall Securities Co. Ltd., Class A	583,600	666,679
	China Greatwall Technology Group Co. Ltd., Class A	538,400	809,050
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	381,805	572,544
*	China Greenland Broad Greenstate Group Co. Ltd.	4,480,000	70,461
	China Hanking Holdings Ltd.	5,305,000	480,876
	China Harmony Auto Holding Ltd.	5,879,000	511,195
	China Harzone Industry Corp. Ltd., Class A	467,420	483,345
*	China High Speed Railway Technology Co. Ltd., Class A	1,388,692	448,151
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	921,071
#	China Hongqiao Group Ltd.	13,835,500	12,952,981
#*††Ω	China Huarong Asset Management Co. Ltd., Class H	23,960,000	1,072,752
#††	China Huiyuan Juice Group Ltd.	2,951,846	132,254
Ω	China International Capital Corp. Ltd., Class H	4,372,000	6,963,529
	China International Marine Containers Group Co. Ltd., Class H	4,965,840	2,618,696
#	China Isotope & Radiation Corp.	160,400	257,806
#	China Jinmao Holdings Group Ltd.	45,072,043	5,528,392
	China Jushi Co. Ltd., Class A	1,251,507	1,980,655
	China Kepei Education Group Ltd.	3,148,000	829,518
	China Kings Resources Group Co. Ltd., Class A	238,750	1,011,799
	China Lesso Group Holdings Ltd.	11,467,000	6,157,464
	China Life Insurance Co. Ltd., Class H	6,572,000	8,901,105
	China Lilang Ltd.	3,831,000	1,851,601
*Ω	China Literature Ltd.	2,565,000	8,637,585
*	China Longevity Group Co. Ltd.	893,399	29,341
	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	6,332,874
*††	China Maple Leaf Educational Systems Ltd.	12,398,000	106,152
	China Medical System Holdings Ltd.	13,810,800	22,084,814
	China Meheco Co. Ltd., Class A	273,401	446,753
#	China Meidong Auto Holdings Ltd.	1,996,000	1,070,437
	China Mengniu Dairy Co. Ltd.	7,818,000	25,526,839
	China Merchants Bank Co. Ltd., Class H	15,816,646	59,997,144
	China Merchants Energy Shipping Co. Ltd., Class A	2,772,696	2,437,495
	China Merchants Land Ltd.	12,962,000	522,517
	China Merchants Port Holdings Co. Ltd.	10,403,122	13,242,484
	China Merchants Property Operation & Service Co. Ltd., Class A	146,400	267,142
Ω	China Merchants Securities Co. Ltd., Class H	1,188,260	983,268
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	768,751	1,159,557
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	17,479,460	5,811,233
#	China Modern Dairy Holdings Ltd.	24,991,000	2,556,774
	China National Accord Medicines Corp. Ltd., Class A	292,129	1,149,884
	China National Building Material Co. Ltd., Class H	32,220,150	15,336,643

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China National Chemical Engineering Co. Ltd., Class A	1,436,900	$1,375,226
	China National Medicines Corp. Ltd., Class A	384,382	1,512,508
	China National Nuclear Power Co. Ltd., Class A	4,865,521	4,935,322
	China National Software & Service Co. Ltd., Class A	25,519	119,961
Ω	China New Higher Education Group Ltd.	6,460,000	1,612,821
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	983,500	612,933
	China Nonferrous Mining Corp. Ltd.	4,824,000	2,925,094
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	713,818	2,039,519
*	China Nuclear Energy Technology Corp. Ltd.	2,978,000	104,565
*	China Oil & Gas Group Ltd.	33,760,000	1,058,291
	China Oilfield Services Ltd., Class H	8,662,000	10,241,253
	China Oriental Group Co. Ltd.	10,070,000	1,547,853
	China Overseas Grand Oceans Group Ltd.	20,055,450	6,836,358
	China Overseas Land & Investment Ltd.	10,350,033	19,531,637
	China Overseas Property Holdings Ltd.	9,516,344	8,264,766
	China Pacific Insurance Group Co. Ltd., Class H	9,442,665	23,260,759
	China Petroleum & Chemical Corp., Class H	83,340,400	42,623,424
#	China Power International Development Ltd.	22,822,600	8,869,673
	China Publishing & Media Co. Ltd., Class A	971,093	1,123,513
	China Railway Group Ltd., Class H	17,289,000	8,159,785
	China Railway Hi-tech Industry Co. Ltd., Class A	170,500	187,392
Ω	China Railway Signal & Communication Corp. Ltd., Class H	7,823,000	2,449,868
	China Railway Tielong Container Logistics Co. Ltd., Class A	652,000	540,191
#*	China Rare Earth Holdings Ltd.	9,802,399	451,069
	China Rare Earth Resources & Technology Co. Ltd., Class A	123,301	505,554
	China Reinsurance Group Corp., Class H	27,955,000	1,573,772
#*††Ω	China Renaissance Holdings Ltd.	803,800	280,422
	China Resources Beer Holdings Co. Ltd.	4,741,661	25,091,287
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	110,500	462,853
#	China Resources Cement Holdings Ltd.	20,674,946	5,316,121
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	235,054	550,956
	China Resources Gas Group Ltd.	5,391,100	15,936,758
	China Resources Land Ltd.	12,982,610	48,595,287
	China Resources Medical Holdings Co. Ltd.	5,686,500	3,353,771
	China Resources Microelectronics Ltd., Class A	96,230	699,713
Ω	China Resources Mixc Lifestyle Services Ltd.	1,390,600	5,425,309
Ω	China Resources Pharmaceutical Group Ltd.	12,648,000	7,856,889
	China Resources Power Holdings Co. Ltd.	6,312,820	12,233,549
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	169,485	998,815
#	China Risun Group Ltd.	6,858,000	2,803,994
	China Ruifeng Renewable Energy Holdings Ltd.	652,400	21,185
#*	China Ruyi Holdings Ltd.	24,848,000	5,721,910
*	China Sanjiang Fine Chemicals Co. Ltd.	6,678,000	854,805
#*	China SCE Group Holdings Ltd.	5,685,400	126,420
	China Science Publishing & Media Ltd., Class A	145,500	517,077
#*	China Shanshui Cement Group Ltd.	80,000	6,533
Ω	China Shengmu Organic Milk Ltd.	6,000,000	229,856
	China Shenhua Energy Co. Ltd., Class H	13,227,000	40,540,364
	China Shineway Pharmaceutical Group Ltd.	2,580,000	2,288,118
#*	China Shuifa Singyes Energy Holdings Ltd.	1,598,000	81,677
*	China Silver Group Ltd.	9,714,000	234,397
	China South City Holdings Ltd.	34,840,711	1,848,231
	China South Publishing & Media Group Co. Ltd., Class A	681,834	1,054,856
*	China Southern Airlines Co. Ltd., Class H	7,262,000	3,436,292
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	240,219	178,600
	China Starch Holdings Ltd.	21,115,000	364,847
	China State Construction Development Holdings Ltd.	3,282,000	943,293

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	$5,562,103
	China State Construction International Holdings Ltd.	12,748,000	13,654,887
#*	China Sunshine Paper Holdings Co. Ltd.	5,283,500	1,716,612
	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	3,508,394
	China Taiping Insurance Holdings Co. Ltd.	11,243,130	10,386,135
	China Testing & Certification International Group Co. Ltd., Class A	332,188	445,571
*	China Tianrui Group Cement Co. Ltd., Class C	22,000	16,392
*	China Tianying, Inc., Class A	1,716,946	1,387,951
#	China Tobacco International HK Co. Ltd.	132,000	170,872
	China Tourism Group Duty Free Corp. Ltd., Class A	122,517	1,584,594
Ω	China Tower Corp. Ltd., Class H	178,108,000	16,608,695
#	China Traditional Chinese Medicine Holdings Co. Ltd.	23,080,000	11,372,573
*	China TransInfo Technology Co. Ltd., Class A	444,242	700,166
	China Travel International Investment Hong Kong Ltd.	20,157,892	3,586,035
	China Tungsten & Hightech Materials Co. Ltd., Class A	908,960	1,106,920
	China Union Holdings Ltd., Class A	1,049,234	563,645
	China Vanke Co. Ltd., Class H	8,521,976	7,972,784
*††	China Vered Financial Holding Corp. Ltd.	1,620,000	2,693
	China Water Affairs Group Ltd.	6,172,000	3,905,812
	China West Construction Group Co. Ltd., Class A	777,900	716,458
	China World Trade Center Co. Ltd., Class A	272,900	740,033
Ω	China Xinhua Education Group Ltd.	245,000	18,738
	China XLX Fertiliser Ltd.	5,111,000	2,222,748
	China Yangtze Power Co. Ltd., Class A	2,583,803	7,970,778
	China Yongda Automobiles Services Holdings Ltd.	10,789,000	4,143,534
#*Ω	China Yuhua Education Corp. Ltd.	17,470,000	1,341,024
#*	China ZhengTong Auto Services Holdings Ltd.	8,321,500	467,893
	China Zhenhua Group Science & Technology Co. Ltd., Class A	119,100	1,089,566
#	China Zheshang Bank Co. Ltd., Class H	1,468,599	364,213
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	292,074	104,965
#	China Zhongwang Holdings Ltd.	14,337,979	577,165
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	262,500	293,583
	Chinasoft International Ltd.	19,438,000	14,102,602
#*	Chindata Group Holdings Ltd., ADR	348,063	3,090,799
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	687,772	1,088,070
	Chongqing Brewery Co. Ltd., Class A	85,900	921,642
	Chongqing Changan Automobile Co. Ltd., Class A	1,146,536	2,372,705
	Chongqing Department Store Co. Ltd., Class A	245,621	907,217
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	887,606	1,482,573
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	141,570	298,949
	Chongqing Gas Group Corp. Ltd., Class A	379,300	347,808
*	Chongqing Iron & Steel Co. Ltd., Class H	2,890,000	295,558
	Chongqing Machinery & Electric Co. Ltd., Class H	1,975,962	139,118
	Chongqing Rural Commercial Bank Co. Ltd., Class H	19,826,000	7,505,750
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	847,700	901,485
	Chongqing Zaisheng Technology Corp. Ltd., Class A	496,620	300,119
	Chongqing Zhifei Biological Products Co. Ltd., Class A	522,517	4,478,363
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	616,482
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	750,100	574,402
	Chow Tai Seng Jewellery Co. Ltd., Class A	618,089	1,247,107
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	17,007
#	CIFI Ever Sunshine Services Group Ltd.	5,206,000	858,595
	CIMC Enric Holdings Ltd.	6,088,000	5,166,853
Ω	CIMC Vehicles Group Co. Ltd., Class H	265,500	192,701
	Cinda Real Estate Co. Ltd., Class A	1,972,000	1,050,941
	Cisen Pharmaceutical Co. Ltd., Class A	226,600	442,552
	CITIC Ltd.	15,980,567	13,582,490
	CITIC Resources Holdings Ltd.	24,352,000	1,012,090

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CITIC Securities Co. Ltd., Class H	5,312,150	$10,336,685
	City Development Environment Co. Ltd., Class A	464,440	698,259
*	Citychamp Watch & Jewellery Group Ltd.	10,322,000	1,619,558
#*	CMGE Technology Group Ltd.	3,472,000	582,414
	CMOC Group Ltd., Class H	12,837,000	7,656,126
	CMST Development Co. Ltd., Class A	1,187,700	830,115
#*	CNFinance Holdings Ltd., ADR	48,387	121,452
	CNGR Advanced Material Co. Ltd., Class A	44,528	331,225
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	784,957	511,084
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,081,891
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	1,042,000	1,138,852
	COFCO Biotechnology Co. Ltd., Class A	1,079,683	1,006,856
#*	COFCO Joycome Foods Ltd.	18,754,000	4,364,883
	COFCO Sugar Holding Co. Ltd., Class A	576,153	675,681
	Comba Telecom Systems Holdings Ltd.	10,346,000	1,176,516
	Concord New Energy Group Ltd.	58,785,909	4,813,935
	Consun Pharmaceutical Group Ltd.	3,841,000	2,259,205
	Contec Medical Systems Co. Ltd., Class A	98,300	293,856
	Contemporary Amperex Technology Co. Ltd., Class A	842,040	21,380,913
*	Continental Aerospace Technologies Holding Ltd.	16,594,207	150,851
*	Coolpad Group Ltd.	20,470,000	151,771
	COSCO SHIPPING Development Co. Ltd., Class H	28,409,300	2,905,109
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,304,000	5,625,062
	COSCO SHIPPING Holdings Co. Ltd., Class H	18,406,849	18,720,449
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,658,000	1,384,118
	COSCO SHIPPING Ports Ltd.	12,832,517	7,741,750
	CPMC Holdings Ltd.	4,569,000	3,504,907
	CQ Pharmaceutical Holding Co. Ltd., Class A	821,854	577,667
#*	Crazy Sports Group Ltd.	16,280,600	224,834
	CRRC Corp. Ltd., Class H	4,648,000	1,936,467
	Crystal Clear Electronic Material Co. Ltd., Class A	316,966	460,137
Ω	CSC Financial Co. Ltd., Class H	2,508,500	2,258,864
	CSG Holding Co. Ltd., Class A	1,342,496	992,415
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	412,131	1,703,186
	CSPC Pharmaceutical Group Ltd.	49,882,400	43,570,741
#	CSSC Hong Kong Shipping Co. Ltd.	6,860,000	1,210,926
	CTS International Logistics Corp. Ltd., Class A	863,000	854,339
*††	CWT International Ltd.	23,990,000	70,511
*	Da Ming International Holdings Ltd.	112,000	16,579
	Daan Gene Co. Ltd., Class A	698,080	930,144
	Dalian Bio-Chem Co. Ltd., Class A	60,480	83,620
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,047,363	654,560
	Dalipal Holdings Ltd.	1,482,000	844,312
	Daqin Railway Co. Ltd., Class A	2,784,238	2,744,144
	Dare Power Dekor Home Co. Ltd., Class A	63,209	68,766
	Dashang Co. Ltd., Class A	171,732	402,001
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	334,656	1,089,292
#	Datang International Power Generation Co. Ltd., Class H	9,640,000	1,454,877
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	820,561
	Dazhong Transportation Group Co. Ltd., Class A	576,400	240,308
	Dazzle Fashion Co. Ltd., Class A	215,940	415,074
	DBG Technology Co. Ltd., Class A	501,756	2,090,049
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	704,456
*	Deppon Logistics Co. Ltd., Class A	233,500	477,270
	DHC Software Co. Ltd., Class A	790,212	680,921
	Dian Diagnostics Group Co. Ltd., Class A	312,400	982,363
#*	Differ Group Auto Ltd.	16,706,000	109,011
	Digital China Group Co. Ltd., Class A	264,025	1,123,918
	Digital China Holdings Ltd.	5,265,000	1,444,970

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Digital China Information Service Group Co. Ltd., Class A	541,857	$903,958
	Do-Fluoride New Materials Co. Ltd., Class A	356,151	778,983
	Dong-E-E-Jiao Co. Ltd., Class A	165,943	1,052,706
	Dongfang Electric Corp. Ltd., Class H	1,380,200	1,324,173
	Dongfang Electronics Co. Ltd., Class A	640,253	662,024
	Dongfeng Motor Group Co. Ltd., Class H	18,226,000	8,023,525
	Dongguan Aohai Technology Co. Ltd., Class A	72,750	380,944
	Dongguan Development Holdings Co. Ltd., Class A	521,900	643,791
#*	Dongjiang Environmental Co. Ltd., Class H	1,479,595	338,389
	Dongxing Securities Co. Ltd., Class A	645,055	705,414
#	Dongyue Group Ltd.	15,392,000	12,260,482
*	DouYu International Holdings Ltd., ADR	348,527	300,326
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,725,000	808,501
#*Ω	East Buy Holding Ltd.	1,524,500	6,219,202
	East Group Co. Ltd., Class A	852,700	747,527
	East Money Information Co. Ltd., Class A	1,501,977	3,133,942
	E-Commodities Holdings Ltd.	14,114,000	2,437,427
	Ecovacs Robotics Co. Ltd., Class A	82,092	484,605
	Edan Instruments, Inc., Class A	232,888	340,713
	Edifier Technology Co. Ltd., Class A	386,400	860,647
	Edvantage Group Holdings Ltd.	2,682,088	842,759
	EEKA Fashion Holdings Ltd.	875,000	1,592,337
	EIT Environmental Development Group Co. Ltd., Class A	218,919	450,549
	Electric Connector Technology Co. Ltd., Class A	162,850	926,166
	Elion Energy Co. Ltd., Class A	1,045,465	391,719
*	Enjoyor Technology Co. Ltd., Class A	332,700	404,552
	ENN Energy Holdings Ltd.	2,178,700	16,503,961
	ENN Natural Gas Co. Ltd., Class A	809,895	1,911,343
	Eoptolink Technology, Inc.Ltd., Class A	116,044	500,454
	Era Co. Ltd., Class A	700,900	508,667
	Essex Bio-technology Ltd.	1,607,000	574,652
	Eternal Asia Supply Chain Management Ltd., Class A	1,408,300	843,413
#	EVA Precision Industrial Holdings Ltd.	11,074,516	1,104,850
	Eve Energy Co. Ltd., Class A	83,082	526,967
*	Everbright Jiabao Co. Ltd., Class A	1,132,030	420,568
#Ω	Everbright Securities Co. Ltd., Class H	878,200	596,481
*	EverChina International Holdings Co. Ltd.	18,107,500	275,394
#*Ω	Everest Medicines Ltd.	158,500	563,285
*	Fangda Carbon New Material Co. Ltd., Class A	784,129	632,432
*	Fangda Special Steel Technology Co. Ltd., Class A	1,345,731	914,001
#*	Fanhua, Inc., Sponsored ADR	162,747	1,069,248
#	Far East Horizon Ltd.	14,467,000	10,179,508
*	FAW Jiefang Group Co. Ltd., Class A	680,700	857,711
	FAWER Automotive Parts Co. Ltd., Class A	806,478	580,046
*	Feitian Technologies Co. Ltd., Class A	48,300	71,438
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	390,000	958,567
	Fibocom Wireless, Inc., Class A	340,794	967,152
*	FIH Mobile Ltd.	10,498,000	779,192
	Financial Street Holdings Co. Ltd., Class A	1,486,057	836,219
	FinVolution Group, ADR	306,759	1,450,970
	First Capital Securities Co. Ltd., Class A	970,200	775,849
	First Tractor Co. Ltd., Class H	1,384,000	700,827
#	Flat Glass Group Co. Ltd., Class H	1,561,000	2,803,366
	Focus Media Information Technology Co. Ltd., Class A	3,872,300	3,660,360
	Foryou Corp., Class A	105,100	478,148
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	413,125	2,126,153
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	270,584	328,779
	Fosun International Ltd.	11,096,120	6,648,135
*	Founder Holdings Ltd.	1,086,000	66,624

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Founder Securities Co. Ltd., Class A	1,286,500	$1,333,333
*	Fountain SET Holdings Ltd.	526,000	26,909
	Foxconn Industrial Internet Co. Ltd., Class A	1,925,256	3,879,068
	FriendTimes, Inc.	856,000	143,507
	Fu Shou Yuan International Group Ltd.	10,679,000	7,169,503
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	223,869
#	Fufeng Group Ltd.	17,353,800	9,013,083
*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Boss Software Development Co. Ltd., Class A	164,556	320,087
	Fujian Funeng Co. Ltd., Class A	693,683	812,172
	Fujian Longking Co. Ltd., Class A	462,211	936,813
	Fujian Star-net Communication Co. Ltd., Class A	267,508	660,804
	Fujian Sunner Development Co. Ltd., Class A	269,508	662,854
	Fulin Precision Co. Ltd., Class A	189,900	275,330
#*	Fullshare Holdings Ltd.	42,082,518	70,030
	Fulongma Group Co. Ltd., Class A	15,572	21,035
#	Fulu Holdings Ltd.	36,000	13,458
*	Funshine Culture Group Co. Ltd., Class A	72,300	485,687
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	3,102,400	14,144,123
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	114,200	734,527
Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,663,439	5,974,695
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	478,400	709,908
	Gansu Shangfeng Cement Co. Ltd., Class A	677,390	808,498
	Gaona Aero Material Co. Ltd., Class A	48,640	143,895
	G-bits Network Technology Xiamen Co. Ltd., Class A	26,800	975,018
	GCL Energy Technology Co. Ltd., Class A	338,795	538,581
#*	GCL New Energy Holdings Ltd.	2,556,218	140,616
	GCL Technology Holdings Ltd.	93,070,320	13,706,233
	GD Power Development Co. Ltd., Class A	1,913,278	951,754
#*	GDS Holdings Ltd., ADR	145,833	1,502,080
#*	GDS Holdings Ltd., Class A	2,535,300	3,229,826
	Geely Automobile Holdings Ltd.	24,565,000	27,889,252
	GEM Co. Ltd., Class A	554,200	444,069
	Gemdale Corp., Class A	897,400	633,291
	Gemdale Properties & Investment Corp. Ltd.	58,696,000	1,738,876
Ω	Genertec Universal Medical Group Co. Ltd.	7,441,500	3,778,720
*	Genimous Technology Co. Ltd., Class A	802,186	884,646
	Geovis Technology Co. Ltd., Class A	22,824	153,896
	GEPIC Energy Development Co. Ltd., Class A	376,700	288,491
	Getein Biotech, Inc., Class A	300,678	469,710
	GF Securities Co. Ltd., Class H	3,685,000	4,797,728
	Giant Network Group Co. Ltd., Class A	559,248	902,974
	GigaDevice Semiconductor, Inc., Class A	48,403	708,909
	Ginlong Technologies Co. Ltd., Class A	41,759	383,107
	Glarun Technology Co. Ltd., Class A	282,300	551,428
*	Glorious Property Holdings Ltd.	8,989,712	11,398
*	Glory Health Industry Ltd.	3,408,000	34,143
	GoerTek, Inc., Class A	569,444	1,405,825
	Goke Microelectronics Co. Ltd., Class A	79,782	727,611
	Goldcard Smart Group Co. Ltd., Class A	195,200	329,603
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	372,088
	GoldenHome Living Co. Ltd., Class A	48,860	174,446
	Goldenmax International Group Ltd., Class A	466,171	618,032
	Goldlion Holdings Ltd.	1,458,866	190,607
	Goldpac Group Ltd.	2,076,000	371,516
	Goldwind Science & Technology Co. Ltd., Class H	4,172,384	1,990,746
#*	GOME Retail Holdings Ltd.	73,215,660	337,025
*	Goodbaby International Holdings Ltd.	1,414,000	71,516
	GoodWe Technologies Co. Ltd., Class A	19,455	310,737

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Gotion High-tech Co. Ltd., Class A	102,700	$319,724
*	Grand Baoxin Auto Group Ltd.	5,430,364	133,879
	Grand Pharmaceutical Group Ltd., Class L	10,079,000	5,418,172
	Grandblue Environment Co. Ltd., Class A	198,427	482,533
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	751,496
#	Great Wall Motor Co. Ltd., Class H	5,154,750	7,205,786
*	Greattown Holdings Ltd., Class A	768,452	336,178
*	Greatview Aseptic Packaging Co. Ltd.	6,255,000	1,592,877
	Gree Electric Appliances, Inc. of Zhuhai, Class A	694,153	3,219,535
*	Gree Real Estate Co. Ltd., Class A	700,357	682,191
*	Greenland Hong Kong Holdings Ltd.	9,371,275	305,684
	Greentown China Holdings Ltd.	7,933,500	7,696,611
Ω	Greentown Management Holdings Co. Ltd.	3,311,000	2,440,038
	Greentown Service Group Co. Ltd.	10,770,000	4,200,598
	GRG Banking Equipment Co. Ltd., Class A	431,426	688,448
	GRG Metrology & Test Group Co. Ltd., Class A	330,300	635,122
	Grinm Advanced Materials Co. Ltd., Class A	209,000	358,553
	Guangdong Advertising Group Co. Ltd., Class A	1,014,100	700,978
	Guangdong Aofei Data Technology Co. Ltd., Class A	319,343	386,163
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	785,111	519,452
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	744,828	761,030
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	811,602	511,373
	Guangdong Dongpeng Holdings Co. Ltd., Class A	412,888	508,207
	Guangdong Dowstone Technology Co. Ltd., Class A	331,132	517,025
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	506,516	553,920
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	215,364	648,830
	Guangdong Haid Group Co. Ltd., Class A	317,568	1,954,849
	Guangdong HEC Technology Holding Co. Ltd., Class A	660,145	642,149
	Guangdong Hongda Holdings Group Co. Ltd., Class A	226,300	665,988
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	179,800	243,853
	Guangdong Hybribio Biotech Co. Ltd., Class A	500,103	628,416
#	Guangdong Investment Ltd.	11,068,000	7,552,600
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	52,100	348,694
	Guangdong Land Holdings Ltd.	1,989,361	152,513
	Guangdong Provincial Expressway Development Co. Ltd., Class A	812,311	897,789
*	Guangdong Shirongzhaoye Co. Ltd., Class A	50,515	45,872
	Guangdong South New Media Co. Ltd., Class A	143,679	713,456
	Guangdong Tapai Group Co. Ltd., Class A	702,295	723,894
	Guangdong Topstar Technology Co. Ltd., Class A	206,858	411,420
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	523,700	1,200,808
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,450,581	575,395
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	345,004	865,421
	Guanghui Energy Co. Ltd., Class A	2,456,214	2,521,510
*	Guangshen Railway Co. Ltd., Class H	10,182,700	1,821,138
	Guangxi Liugong Machinery Co. Ltd., Class A	970,363	851,768
	Guangxi LiuYao Group Co. Ltd., Class A	150,400	426,478
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	494,814	180,618
	Guangzhou Automobile Group Co. Ltd., Class H	7,875,690	3,689,743
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	766,426	1,109,496
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,082,000	2,878,450
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	89,700	378,165
	Guangzhou Haige Communications Group, Inc. Co., Class A	689,350	1,094,683
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	139,300	141,416
	Guangzhou KDT Machinery Co. Ltd., Class A	255,710	630,543
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	139,500	1,180,549
	Guangzhou Restaurant Group Co. Ltd., Class A	351,987	1,022,307
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	102,124	586,603
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	370,860	1,410,974

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Wondfo Biotech Co. Ltd., Class A	260,614	$937,453
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	678,539
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	433,232
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	89,382	177,533
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	527,100	606,270
	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	78,800	111,191
*	Guizhou Gas Group Corp. Ltd., Class A	454,600	511,149
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,500,572	1,249,359
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	1,112,897	742,049
	Guizhou Zhenhua E-chem, Inc., Class A	221,755	705,607
*	Guolian Securities Co. Ltd., Class H	758,000	328,951
	Guomai Technologies, Inc., Class A	601,054	636,806
	Guosen Securities Co. Ltd., Class A	764,897	1,004,700
*	Guosheng Financial Holding, Inc., Class A	660,176	896,527
Ω	Guotai Junan Securities Co. Ltd., Class H	967,200	1,079,516
	Guoyuan Securities Co. Ltd., Class A	1,022,145	967,313
*	H World Group Ltd., ADR	380,656	14,335,505
*	H World Group Ltd.	82,400	309,736
#*Ω	Haichang Ocean Park Holdings Ltd.	10,544,000	1,347,919
Ω	Haidilao International Holding Ltd.	1,321,000	3,307,526
	Haier Smart Home Co. Ltd., Class A	914,762	2,779,348
	Haier Smart Home Co. Ltd., Class H	7,321,199	20,882,469
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	117,824	274,752
	Hainan Drinda New Energy Technology Co. Ltd., Class A	50,800	606,310
	Hainan Haide Capital Management Co. Ltd., Class A	836,889	1,374,789
*	Hainan Meilan International Airport Co. Ltd., Class H	1,464,000	1,187,247
	Hainan Poly Pharm Co. Ltd., Class A	196,196	849,464
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	857,106
	Haitian International Holdings Ltd.	5,996,000	14,303,948
	Haitong Securities Co. Ltd., Class H	6,225,200	3,574,421
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,534,000	291,370
	Hand Enterprise Solutions Co. Ltd., Class A	561,009	638,610
	Hang Zhou Great Star Industrial Co. Ltd., Class A	308,200	834,992
	Hangcha Group Co. Ltd., Class A	480,469	1,444,637
	Hangjin Technology Co. Ltd., Class A	142,300	709,186
	Hangxiao Steel Structure Co. Ltd., Class A	1,062,320	501,279
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	429,699	491,799
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	41,400	231,184
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	168,900	557,621
	Hangzhou First Applied Material Co. Ltd., Class A	164,819	575,863
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	42,066	228,763
	Hangzhou Lion Electronics Co. Ltd., Class A	61,220	269,305
	Hangzhou Onechance Tech Corp., Class A	90,000	292,290
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	263,057	1,187,195
	Hangzhou Robam Appliances Co. Ltd., Class A	245,545	774,661
	Hangzhou Silan Microelectronics Co. Ltd., Class A	292,000	969,533
	Hangzhou Tigermed Consulting Co. Ltd., Class A	32,500	296,506
#Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	169,700	953,592
*	Hangzhou Zhongheng Electric Co. Ltd., Class A	141,500	161,686
	Han’s Laser Technology Industry Group Co. Ltd., Class A	354,661	1,041,099
Ω	Hansoh Pharmaceutical Group Co. Ltd.	2,436,000	4,583,317
	Haohua Chemical Science & Technology Co. Ltd., Class A	74,200	311,878
*Ω	Harbin Bank Co. Ltd., Class H	918,000	27,810
	Harbin Boshi Automation Co. Ltd., Class A	281,656	504,658
	Harbin Electric Co. Ltd., Class H	4,808,587	1,383,170
*	Harbin Pharmaceutical Group Co. Ltd., Class A	103,636	51,569
*††	Harmonicare Medical Holdings Ltd.	898,000	0
	HBIS Resources Co. Ltd., Class A	454,300	1,016,627
#*Ω	HBM Holdings Ltd.	414,000	74,813

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Health & Happiness H&H International Holdings Ltd.	2,042,000	$2,308,665
*	Healthcare Co. Ltd., Class A	315,190	436,987
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	414,291
*	Hebei Construction Group Corp. Ltd., Class H	215,500	19,555
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	250,200	813,685
	Hefei Meiya Optoelectronic Technology, Inc., Class A	210,210	557,748
	Hefei Urban Construction Development Co. Ltd., Class A	460,061	432,041
	Heilongjiang Agriculture Co. Ltd., Class A	514,500	895,884
	Hello Group, Inc., Sponsored ADR	1,002,930	7,100,744
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	19,900	56,184
	Henan Jinma Energy Co. Ltd., Class H	496,000	103,485
	Henan Lingrui Pharmaceutical Co., Class A	313,700	678,359
	Henan Mingtai Al Industrial Co. Ltd., Class A	483,400	811,894
	Henan Pinggao Electric Co. Ltd., Class A	557,900	826,431
*	Henan Senyuan Electric Co. Ltd., Class A	82,000	46,494
	Henan Shenhuo Coal & Power Co. Ltd., Class A	774,392	1,740,726
	Henan Shuanghui Investment & Development Co. Ltd., Class A	826,843	2,959,412
	Henan Thinker Automatic Equipment Co. Ltd., Class A	228,900	491,038
*	Henan Yicheng New Energy Co. Ltd., Class A	1,079,100	703,868
	Henan Yuguang Gold & Lead Co. Ltd., Class A	618,700	522,360
*	Henan Yuneng Holdings Co. Ltd., Class A	359,099	238,129
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	493,289
	Hengan International Group Co. Ltd.	5,702,622	19,099,778
*	Hengdeli Holdings Ltd.	14,196,800	253,912
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	449,330	894,638
*	Hengli Petrochemical Co. Ltd., Class A	931,912	1,866,862
	Hengtong Optic-electric Co. Ltd., Class A	387,804	699,213
*	Hengyi Petrochemical Co. Ltd., Class A	1,041,844	1,024,179
	Hesteel Co. Ltd., Class A	4,520,900	1,384,122
	Hexing Electrical Co. Ltd., Class A	300,710	933,306
#*	Hi Sun Technology China Ltd.	9,834,000	640,846
	Hisense Home Appliances Group Co. Ltd., Class H	2,946,000	8,109,100
	Hithink RoyalFlush Information Network Co. Ltd., Class A	61,216	1,175,693
	HLA Group Corp. Ltd., Class A	335,200	340,885
	Homeland Interactive Technology Ltd.	418,000	119,132
*	Hongda Xingye Co. Ltd., Class A	2,007,721	379,474
	Hongfa Technology Co. Ltd., Class A	222,536	883,041
*	Honghua Group Ltd.	18,594,000	280,733
	Hongta Securities Co. Ltd., Class A	57,949	61,797
*Ω	Honworld Group Ltd.	750,000	46,842
#*Ω	Hope Education Group Co. Ltd.	36,484,000	2,149,009
*	Hopefluent Group Holdings Ltd.	204,000	24,145
*	Hopson Development Holdings Ltd.	9,350,593	5,475,085
	Hoyuan Green Energy Co. Ltd., Class A	165,157	843,373
*Ω	Hua Hong Semiconductor Ltd.	5,199,000	12,800,368
*	Hua Yin International Holdings Ltd.	605,000	12,217
	Huaan Securities Co. Ltd., Class A	1,501,740	991,579
	Huabao Flavours & Fragrances Co. Ltd., Class A	55,800	169,839
#	Huadian Power International Corp. Ltd., Class H	6,306,000	2,532,023
	Huadong Medicine Co. Ltd., Class A	235,132	1,381,373
	Huafon Chemical Co. Ltd., Class A	1,476,291	1,463,866
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	808,365	581,519
*	Huafu Fashion Co. Ltd., Class A	998,950	488,985
	Huagong Tech Co. Ltd., Class A	103,700	400,732
	Huaibei Mining Holdings Co. Ltd., Class A	943,000	1,890,165
	Hualan Biological Engineering, Inc., Class A	292,960	939,935
#*	Huaneng Power International, Inc., Class H	10,330,000	4,833,942
#*	Huanxi Media Group Ltd.	2,260,000	207,836
	Huapont Life Sciences Co. Ltd., Class A	1,103,823	733,374

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Huatai Securities Co. Ltd., Class H	3,559,400	$4,659,974
*	Huawen Media Group, Class A	875,755	251,340
*	Huaxi Holdings Co. Ltd.	224,000	36,307
	Huaxi Securities Co. Ltd., Class A	593,500	643,060
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,534,004
	Huaxin Cement Co. Ltd., Class A	667,224	1,358,895
	Huaxin Cement Co. Ltd., Class H	51,300	48,922
	Huayu Automotive Systems Co. Ltd., Class A	864,931	2,074,324
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,984,000	926,290
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,030,637	865,915
	Hubei Dinglong Co. Ltd., Class A	70,700	232,217
	Hubei Energy Group Co. Ltd., Class A	904,500	531,557
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	49,853	269,916
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	436,005	1,615,281
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,182,168
	Huishang Bank Corp. Ltd., Class H	2,402,400	724,746
	Huizhou Desay Sv Automotive Co. Ltd., Class A	50,016	858,574
	Humanwell Healthcare Group Co. Ltd., Class A	313,700	1,002,905
	Hunan Aihua Group Co. Ltd., Class A	226,522	708,561
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,088,800	519,459
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	617,000	311,295
	Hunan Gold Corp. Ltd., Class A	538,004	857,613
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	903,400	700,787
	Hunan Valin Steel Co. Ltd., Class A	2,191,200	1,745,722
	Hunan Zhongke Electric Co. Ltd., Class A	258,600	377,575
	Hundsun Technologies, Inc., Class A	80,529	342,914
*	HUYA, Inc., ADR	357,219	1,118,095
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,542,800	9,315,530
*	Hytera Communications Corp. Ltd., Class A	1,077,502	927,553
*	HyUnion Holding Co. Ltd., Class A	724,900	674,712
	Hywin Holdings Ltd., ADR	1,565	11,127
*	IAT Automobile Technology Co. Ltd., Class A	100,700	217,201
*	IBO Technology Co. Ltd.	40,000	789
#*Ω	iDreamSky Technology Holdings Ltd.	2,071,600	673,882
	IEIT Systems Co. Ltd., Class A	165,800	666,158
	Iflytek Co. Ltd., Class A	87,090	543,229
	IKD Co. Ltd., Class A	252,133	734,241
Ω	IMAX China Holding, Inc.	923,000	851,031
	Imeik Technology Development Co. Ltd., Class A	12,600	568,064
	Industrial & Commercial Bank of China Ltd., Class H	180,119,725	86,321,387
	Industrial Bank Co. Ltd., Class A	2,917,880	6,016,380
	Industrial Securities Co. Ltd., Class A	1,831,732	1,562,838
	Infore Environment Technology Group Co. Ltd., Class A	1,404,401	936,761
#Ω	Ingdan, Inc.	3,976,000	633,625
	Ingenic Semiconductor Co. Ltd., Class A	33,900	342,353
*	Inkeverse Group Ltd.	1,065,000	95,545
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	1,505,221
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	937,012	1,743,069
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	688,464	880,308
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,678,576	1,464,768
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	419,199
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	891,600	1,141,528
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,047,500	3,926,876
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,355,515
*Ω	InnoCare Pharma Ltd.	186,000	146,836
*Ω	Innovent Biologics, Inc.	83,500	492,079
	Innuovo Technology Co. Ltd., Class A	197,600	163,992
	Inspur Digital Enterprise Technology Ltd.	1,998,000	521,651

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Inspur Software Co. Ltd., Class A	72,500	$139,635
	Intco Medical Technology Co. Ltd., Class A	468,093	1,412,349
#	Intron Technology Holdings Ltd.	428,000	155,470
#*	iQIYI, Inc., ADR	1,872,104	8,724,005
	IReader Technology Co. Ltd., Class A	13,655	35,170
*	IRICO Group New Energy Co. Ltd., Class H	600	219
#	IVD Medical Holding Ltd.	677,000	156,696
	JA Solar Technology Co. Ltd., Class A	869,920	2,664,893
	Jade Bird Fire Co. Ltd., Class A	277,951	612,731
	Jafron Biomedical Co. Ltd., Class A	149,867	484,687
	Jason Furniture Hangzhou Co. Ltd., Class A	130,657	661,383
	JCET Group Co. Ltd., Class A	656,206	2,769,306
*Ω	JD Health International, Inc.	793,750	3,605,432
#	JD.com, Inc., ADR	54,206	1,377,917
	JD.com, Inc., Class A	2,719,942	34,579,050
	Jenkem Technology Co. Ltd., Class A	18,056	306,160
	JH Educational Technology, Inc.	668,000	77,245
	Jiajiayue Group Co. Ltd., Class A	290,801	439,002
	Jiangling Motors Corp. Ltd., Class A	331,625	738,382
	Jiangsu Azure Corp., Class A	270,040	341,422
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	42,420	306,691
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	68,099	263,010
*	Jiangsu Canlon Building Materials Co. Ltd., Class A	140,700	238,027
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,020,800	1,026,712
	Jiangsu Cnano Technology Co. Ltd., Class A	114,709	458,190
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	284,140	525,926
	Jiangsu Eastern Shenghong Co. Ltd., Class A	554,653	806,854
	Jiangsu Expressway Co. Ltd., Class H	5,554,000	5,049,378
	Jiangsu Guomao Reducer Co. Ltd., Class A	231,420	498,092
	Jiangsu Guotai International Group Co. Ltd., Class A	1,108,319	1,166,386
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	39,400	349,333
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	810,801
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	112,454	736,349
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	380,700	504,899
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,652,200	828,852
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	133,737	321,265
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	243,580	558,694
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	261,601	2,091,583
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	210,660	487,101
	Jiangsu Linyang Energy Co. Ltd., Class A	1,025,100	933,564
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	49,300	208,055
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	937,621
	Jiangsu Pacific Quartz Co. Ltd., Class A	39,900	501,600
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	682,900	988,604
	Jiangsu Shagang Co. Ltd., Class A	1,328,632	730,076
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	649,100	781,286
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	143,784	333,578
	Jiangsu Sopo Chemical Co., Class A	483,716	487,062
	Jiangsu ToLand Alloy Co. Ltd., Class A	74,070	313,430
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	243,158	4,054,602
	Jiangsu Yangnong Chemical Co. Ltd., Class A	118,590	1,094,838
	Jiangsu Yoke Technology Co. Ltd., Class A	25,600	202,125
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	885,999
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	1,650,271	949,360
	Jiangsu Zhongtian Technology Co. Ltd., Class A	627,406	1,201,600
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	309,400	109,946
	Jiangxi Bank Co. Ltd., Class H	121,500	11,819
	Jiangxi Copper Co. Ltd., Class H	5,128,000	7,250,763
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	63,400	91,615

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,300	$20,083
	Jiangxi Wannianqing Cement Co. Ltd., Class A	485,348	490,924
	Jiangzhong Pharmaceutical Co. Ltd., Class A	331,900	913,340
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	676,600	529,793
	Jiayou International Logistics Co. Ltd., Class A	185,311	438,076
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	289,270	635,891
*	Jilin Chemical Fibre, Class A	841,900	349,865
	Jilin Electric Power Co. Ltd., Class A	656,600	420,157
††	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	9,363
	Jinchuan Group International Resources Co. Ltd.	22,901,000	1,394,449
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,628,924
	Jingjin Equipment, Inc., Class A	116,940	367,539
	Jinhui Liquor Co. Ltd., Class A	163,900	615,779
*	Jinke Smart Services Group Co. Ltd., Class H	13,300	13,274
#*	JinkoSolar Holding Co. Ltd., ADR	265,379	8,648,702
	Jinmao Property Services Co. Ltd.	345,664	93,998
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	350,600	565,129
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	724,000	303,075
	Jinneng Science&Technology Co. Ltd., Class A	504,259	567,918
	Jinyu Bio-Technology Co. Ltd., Class A	23,300	29,788
	JiuGui Liquor Co. Ltd., Class A	50,800	530,678
Ω	Jiumaojiu International Holdings Ltd.	5,370,000	5,843,190
	Jiuzhitang Co. Ltd., Class A	525,900	762,108
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,346,800
	JL Mag Rare-Earth Co. Ltd., Class A	209,387	473,631
	JNBY Design Ltd.	1,748,000	2,129,413
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	712,349	1,154,395
	Joinn Laboratories China Co. Ltd., Class A	84,292	308,823
	Jointo Energy Investment Co. Ltd. Hebei, Class A	415,100	301,443
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,338,064	1,302,094
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	122,478	562,563
	Joy City Property Ltd.	20,606,000	650,492
#*	Joy Spreader Group, Inc.	3,077,000	77,867
	Joyoung Co. Ltd., Class A	337,634	616,185
Ω	JS Global Lifestyle Co. Ltd.	6,813,500	1,073,062
	JSTI Group, Class A	684,800	521,636
	Ju Teng International Holdings Ltd.	6,558,090	942,561
	Juewei Food Co. Ltd., Class A	136,999	661,468
*	Juneyao Airlines Co. Ltd., Class A	113,900	227,097
*	Jutal Offshore Oil Services Ltd.	592,000	37,002
*Ω	JW Cayman Therapeutics Co. Ltd.	98,500	26,833
*	Kaiser China Cultural Co. Ltd., Class A	120,860	75,031
	Kaishan Group Co. Ltd., Class A	373,500	718,629
*Ω	Kangda International Environmental Co. Ltd.	2,313,000	69,226
	Kangji Medical Holdings Ltd.	463,500	380,713
*	Kasen International Holdings Ltd.	2,606,000	83,989
	Keboda Technology Co. Ltd., Class A	3,200	29,631
*	Keeson Technology Corp. Ltd., Class A	138,302	212,021
	Kehua Data Co. Ltd., Class A	200,160	765,815
	Keshun Waterproof Technologies Co. Ltd., Class A	673,200	625,827
*	Kidswant Children Products Co. Ltd., Class A	300,400	354,341
	Kinetic Development Group Ltd.	6,126,000	368,095
	Kingboard Holdings Ltd.	7,226,166	17,597,698
#	Kingboard Laminates Holdings Ltd.	9,981,484	9,360,548
	KingClean Electric Co. Ltd., Class A	80,468	252,803
	Kingfa Sci & Tech Co. Ltd., Class A	914,590	960,449
	Kingsoft Corp. Ltd.	5,783,600	20,181,741
#*Ω	Kintor Pharmaceutical Ltd.	105,000	35,167
*	Ko Yo Chemical Group Ltd.	1,440,000	15,314

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Konfoong Materials International Co. Ltd., Class A	29,459	$249,741
*	Kong Sun Holdings Ltd.	575,000	2,638
*	Konka Group Co. Ltd., Class A	705,700	408,107
	KPC Pharmaceuticals, Inc., Class A	466,396	1,361,175
	Kuang-Chi Technologies Co. Ltd., Class A	133,735	255,785
	Kunlun Energy Co. Ltd.	24,232,000	20,187,764
*	Kunlun Tech Co. Ltd., Class A	135,993	585,216
*	Kunming Yunnei Power Co. Ltd., Class A	454,200	151,520
	Kunshan Dongwei Technology Co. Ltd., Class A	46,934	333,968
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	130,506	132,686
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	122,180	568,858
	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	98,182	162,492
	Kweichow Moutai Co. Ltd., Class A	194,074	44,695,953
#*	KWG Group Holdings Ltd.	9,883,644	948,953
#*	KWG Living Group Holdings Ltd.	8,727,072	529,062
*	Lakala Payment Co. Ltd., Class A	330,168	782,604
*	Lancy Co. Ltd., Class A	18,700	55,661
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	306,300	227,296
	Lao Feng Xiang Co. Ltd., Class A	179,880	1,530,684
	Laobaixing Pharmacy Chain JSC, Class A	341,301	1,184,340
	Launch Tech Co. Ltd., Class H	82,000	21,537
	LB Group Co. Ltd., Class A	739,585	1,882,272
	Lee & Man Chemical Co. Ltd.	1,849,339	727,906
	Lee & Man Paper Manufacturing Ltd.	10,220,200	2,910,808
	Lee’s Pharmaceutical Holdings Ltd.	2,451,000	381,755
Ω	Legend Holdings Corp., Class H	4,653,700	4,149,660
	Lenovo Group Ltd.	45,406,000	52,840,381
	Lens Technology Co. Ltd., Class A	1,156,528	2,066,055
*	Leo Group Co. Ltd., Class A	4,038,000	1,219,713
	Leoch International Technology Ltd.	181,000	31,450
	Lepu Medical Technology Beijing Co. Ltd., Class A	332,730	783,537
	Levima Advanced Materials Corp., Class A	95,700	248,868
	LexinFintech Holdings Ltd., ADR	685,086	1,250,282
	Leyard Optoelectronic Co. Ltd., Class A	1,109,150	930,240
#*	Li Auto, Inc., ADR	236,097	7,982,440
*	Li Auto, Inc., Class A	96,400	1,630,474
	Li Ning Co. Ltd.	10,545,583	32,315,917
	LianChuang Electronic Technology Co. Ltd., Class A	218,100	320,548
	Lianhe Chemical Technology Co. Ltd., Class A	495,797	527,768
*	Liao Ning Oxiranchem, Inc., Class A	358,000	348,172
	Liaoning Cheng Da Co. Ltd., Class A	63,472	106,186
	Liaoning Port Co. Ltd., Class H	1,388,000	113,530
	Lier Chemical Co. Ltd., Class A	544,780	898,008
*	Lifestyle China Group Ltd.	1,898,000	197,059
*	Lifetech Scientific Corp.	18,858,000	5,794,084
*	Lingbao Gold Group Co. Ltd., Class H	222,000	34,146
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	680,503	271,597
	Lingyi iTech Guangdong Co., Class A	1,349,300	1,121,559
*	Liuzhou Iron & Steel Co. Ltd., Class A	812,817	385,706
	Livzon Pharmaceutical Group, Inc., Class H	1,187,017	3,510,490
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	245,640	748,370
#	LK Technology Holdings Ltd.	1,760,000	1,513,894
	Loncin Motor Co. Ltd., Class A	1,113,988	845,400
*	Long Yuan Construction Group Co. Ltd., Class A	423,402	255,280
Ω	Longfor Group Holdings Ltd.	11,538,500	16,797,288
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	432,294
	LONGi Green Energy Technology Co. Ltd., Class A	1,469,015	4,848,729
	Longshine Technology Group Co. Ltd., Class A	207,751	531,140
	Lonking Holdings Ltd.	19,002,000	2,935,442

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Luenmei Quantum Co. Ltd., Class A	857,505	$689,278
	Luolai Lifestyle Technology Co. Ltd., Class A	407,129	555,653
	Luoniushan Co. Ltd., Class A	583,000	463,720
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	398,497	325,014
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	88,790	448,545
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	344,700	515,102
	Luxi Chemical Group Co. Ltd., Class A	943,200	1,463,999
	Luxshare Precision Industry Co. Ltd., Class A	1,197,461	5,376,741
#*Ω	Luye Pharma Group Ltd.	13,248,000	6,418,746
	Luzhou Laojiao Co. Ltd., Class A	240,076	7,031,613
#*	LVGEM China Real Estate Investment Co. Ltd.	770,000	86,323
*	Lvji Technology Holdings, Inc.	310,000	18,948
	Maanshan Iron & Steel Co. Ltd., Class H	11,626,177	1,917,316
	Maccura Biotechnology Co. Ltd., Class A	361,573	777,513
	Mango Excellent Media Co. Ltd., Class A	540,797	1,869,233
*Ω	Maoyan Entertainment	2,183,200	2,623,395
*	Markor International Home Furnishings Co. Ltd., Class A	145,151	49,781
	Maxscend Microelectronics Co. Ltd., Class A	37,488	773,409
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	227,200	710,690
	Meilleure Health International Industry Group Ltd.	420,000	13,215
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	883,500	744,801
#Ω	Meitu, Inc.	10,128,500	4,062,767
*Ω	Meituan, Class B	1,173,160	16,629,548
	Metallurgical Corp. of China Ltd., Class H	11,597,000	2,299,641
	M-Grass Ecology & Environment Group Co. Ltd., Class A	830,523	479,551
	Midea Group Co. Ltd., Class A	879,851	6,364,870
#Ω	Midea Real Estate Holding Ltd.	1,971,000	1,348,380
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	38,800	344,861
	Min Xin Holdings Ltd.	742,000	268,072
	Ming Yang Smart Energy Group Ltd., Class A	467,916	894,462
#*	Ming Yuan Cloud Group Holdings Ltd.	2,519,000	1,053,280
*	Mingfa Group International Co. Ltd.	4,096,000	94,968
#	MINISO Group Holding Ltd.	255,200	1,640,982
*	Minmetals Land Ltd.	9,937,644	393,152
Ω	Minsheng Education Group Co. Ltd.	1,644,000	50,177
	Minth Group Ltd.	6,379,000	14,239,372
	MLS Co. Ltd., Class A	921,000	1,168,359
*	MMG Ltd.	32,269,999	9,515,882
*Ω	Mobvista, Inc.	58,000	23,325
	Monalisa Group Co. Ltd., Class A	207,555	428,835
	Muyuan Foods Co. Ltd., Class A	1,521,251	7,844,820
*††	Myhome Real Estate Development Group Co. Ltd., Class A	1,308,300	78,661
	MYS Group Co. Ltd., Class A	570,500	274,660
*††	Nan Hai Corp. Ltd.	35,000,000	29,520
*	NanJi E-Commerce Co. Ltd., Class A	914,450	426,630
	Nanjing Hanrui Cobalt Co. Ltd., Class A	137,200	572,355
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,313,241
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	360,928	624,176
*	Nanjing Sample Technology Co. Ltd., Class H	89,000	18,090
	Nanjing Securities Co. Ltd., Class A	542,860	596,858
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	426,648	449,058
	Nantong Jianghai Capacitor Co. Ltd., Class A	342,100	803,575
	NARI Technology Co. Ltd., Class A	1,004,826	3,102,424
*	Natural Food International Holding Ltd., Class H	96,000	5,709
	NAURA Technology Group Co. Ltd., Class A	26,800	939,904
*	NavInfo Co. Ltd., Class A	399,600	546,555
	NetDragon Websoft Holdings Ltd.	2,204,000	3,916,105
#	NetEase, Inc., ADR	246,801	26,387,963
	NetEase, Inc.	3,062,200	65,535,822

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	New China Life Insurance Co. Ltd., Class H	3,884,700	$8,521,708
	New Hope Dairy Co. Ltd., Class A	164,300	299,267
*	New Hope Liuhe Co. Ltd., Class A	245,832	341,140
*	New World Department Store China Ltd.	3,072,538	196,279
*	Newborn Town, Inc.	154,000	45,549
	Newland Digital Technology Co. Ltd., Class A	403,089	942,725
	Nexteer Automotive Group Ltd.	7,830,000	3,774,623
	Nine Dragons Paper Holdings Ltd.	14,906,000	8,485,676
	Ninestar Corp., Class A	121,028	405,971
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	127,673
	Ningbo Construction Co. Ltd., Class A	191,900	113,828
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	117,300	433,117
	Ningbo Huaxiang Electronic Co. Ltd., Class A	481,400	854,579
	Ningbo Joyson Electronic Corp., Class A	392,831	1,012,933
	Ningbo Orient Wires & Cables Co. Ltd., Class A	102,157	588,167
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	89,856	544,305
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	375,058	837,351
	Ningbo Tuopu Group Co. Ltd., Class A	125,018	1,104,261
	Ningbo Xusheng Group Co. Ltd., Class A	63,140	152,666
	Ningbo Yunsheng Co. Ltd., Class A	97,900	92,958
	Ningbo Zhoushan Port Co. Ltd., Class A	2,027,370	956,026
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,661,800	3,276,568
	Ningxia Jiaze New Energy Co. Ltd., Class A	475,100	233,907
#*	NIO, Inc., ADR	645,832	4,714,574
*	NIO, Inc., Class A	92,030	673,772
#*	Niu Technologies, Sponsored ADR	178,192	384,895
	Noah Holdings Ltd., Sponsored ADR	70,461	806,074
	Norinco International Cooperation Ltd., Class A	252,330	392,905
	North Huajin Chemical Industries Co. Ltd., Class A	985,512	788,949
	North Industries Group Red Arrow Co. Ltd., Class A	157,465	307,017
	Northeast Pharmaceutical Group Co. Ltd., Class A	651,762	486,112
	Northeast Securities Co. Ltd., Class A	936,727	965,198
	Northking Information Technology Co. Ltd., Class A	142,264	361,266
	NSFOCUS Technologies Group Co. Ltd., Class A	144,870	181,304
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	367,300	400,218
*Ω	Ocumension Therapeutics	35,000	34,460
*	Offcn Education Technology Co. Ltd., Class A	429,400	231,931
	Offshore Oil Engineering Co. Ltd., Class A	1,002,822	851,981
*	OFILM Group Co. Ltd., Class A	54,300	75,778
	Olympic Circuit Technology Co. Ltd., Class A	232,380	565,626
	Oppein Home Group, Inc., Class A	84,090	1,000,600
	Opple Lighting Co. Ltd., Class A	258,921	690,954
	ORG Technology Co. Ltd., Class A	1,849,800	1,130,442
*	Orient Group, Inc., Class A	1,827,300	562,188
	Orient Overseas International Ltd.	625,000	7,881,119
Ω	Orient Securities Co. Ltd., Class H	2,245,600	1,046,176
*	Oriental Energy Co. Ltd., Class A	932,999	1,342,390
	Oriental Pearl Group Co. Ltd., Class A	1,303,741	1,315,961
*	Ourpalm Co. Ltd., Class A	1,435,700	868,368
	Ovctek China, Inc., Class A	87,540	301,867
*	Overseas Chinese Town Asia Holdings Ltd.	53,817	2,265
	Pacific Online Ltd.	2,485,195	147,802
*	Pacific Securities Co. Ltd., Class A	610,300	313,740
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	321,903	1,053,954
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,411,831	1,151,652
	PAX Global Technology Ltd.	6,428,000	4,436,956
*	PCI Technology Group Co. Ltd., Class A	1,206,240	944,028
*	PDD Holdings, Inc., ADR	858,782	87,097,670
*Ω	Peijia Medical Ltd.	747,000	707,337

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Peking University Resources Holdings Co. Ltd.	1,716,000	$25,126
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	2,489,770	561,903
	People.cn Co. Ltd., Class A	152,097	674,302
	People’s Insurance Co. Group of China Ltd. , Class H	17,871,000	5,896,703
	Perennial Energy Holdings Ltd.	250,000	26,532
	Perfect World Co. Ltd., Class A	342,300	561,824
	PetroChina Co. Ltd., Class H	101,830,000	66,465,994
	PharmaBlock Sciences Nanjing, Inc., Class A	24,000	148,191
#Ω	Pharmaron Beijing Co. Ltd., Class H	831,150	1,984,061
	PhiChem Corp., Class A	304,105	736,645
*	Phoenix Media Investment Holdings Ltd.	5,412,000	142,286
	PICC Property & Casualty Co. Ltd., Class H	25,913,398	29,591,937
	Ping An Bank Co. Ltd., Class A	5,207,601	7,448,315
#*Ω	Ping An Healthcare & Technology Co. Ltd.	2,892,700	6,757,142
	Ping An Insurance Group Co. of China Ltd., Class H	22,300,000	113,116,195
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	815,838	1,116,066
	PNC Process Systems Co. Ltd., Class A	177,720	677,486
	Poly Developments & Holdings Group Co. Ltd., Class A	1,264,405	1,902,867
	Poly Property Group Co. Ltd.	18,720,987	3,853,070
	Poly Property Services Co. Ltd., Class H	884,600	3,471,616
	Pony Testing International Group Co. Ltd., Class A	132,270	241,631
#Ω	Pop Mart International Group Ltd.	872,800	2,409,375
Ω	Postal Savings Bank of China Co. Ltd., Class H	27,669,000	12,628,930
	Pou Sheng International Holdings Ltd.	15,730,609	1,345,987
	Power Construction Corp. of China Ltd., Class A	2,700,800	1,942,013
#	Prinx Chengshan Holdings Ltd.	511,500	426,171
#*	Productive Technologies Co. Ltd.	742,000	71,162
	PW Medtech Group Ltd.	4,044,000	386,865
	Pylon Technologies Co. Ltd., Class A	34,764	541,265
#*	Q Technology Group Co. Ltd.	4,265,000	2,156,171
Ω	Qeeka Home Cayman, Inc.	84,500	4,237
	Qianhe Condiment & Food Co. Ltd., Class A	260,330	631,535
	Qifu Technology, Inc., ADR	755,656	11,176,152
	Qingdao East Steel Tower Stock Co. Ltd., Class A	628,975	613,191
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	218,701	434,994
	Qingdao Gon Technology Co. Ltd., Class A	138,200	397,553
	Qingdao Haier Biomedical Co. Ltd., Class A	85,339	426,236
	Qingdao Hanhe Cable Co. Ltd., Class A	1,580,592	831,516
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	194,740	436,605
Ω	Qingdao Port International Co. Ltd., Class H	1,628,000	813,260
*	Qingdao Rural Commercial Bank Corp., Class A	2,289,267	848,229
*	Qingdao Sentury Tire Co. Ltd., Class A	185,900	773,297
	Qingdao TGOOD Electric Co. Ltd., Class A	154,800	381,366
	Qingdao Topscomm Communication, Inc., Class A	190,760	234,684
*	Qinghai Salt Lake Industry Co. Ltd., Class A	999,300	2,313,529
*	Qingling Motors Co. Ltd., Class H	5,354,000	383,772
	Qinhuangdao Port Co. Ltd., Class H	4,196,500	692,384
	QuakeSafe Technologies Co. Ltd., Class A	24,200	62,246
*	Qudian, Inc., Sponsored ADR	186,441	313,221
	Quectel Wireless Solutions Co. Ltd., Class A	77,334	505,179
#*	Radiance Holdings Group Co. Ltd.	2,385,000	990,378
	Rainbow Digital Commercial Co. Ltd., Class A	931,594	689,125
*	Rastar Group, Class A	155,600	74,665
	Raytron Technology Co. Ltd., Class A	52,944	340,933
#Ω	Red Star Macalline Group Corp. Ltd., Class H	2,567,314	810,294
#*††Ω	Redco Properties Group Ltd.	11,804,000	1,508,450
	Renhe Pharmacy Co. Ltd., Class A	805,500	760,790
*	Renrui Human Resources Technology Holdings Ltd.	112,300	51,047
	Rianlon Corp., Class A	121,000	523,385

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Richinfo Technology Co. Ltd., Class A	118,600	$363,416
	Risen Energy Co. Ltd., Class A	222,184	539,502
*	RiseSun Real Estate Development Co. Ltd., Class A	2,194,200	592,537
	Riyue Heavy Industry Co. Ltd., Class A	243,625	468,758
*	Road King Infrastructure Ltd.	2,005,000	389,302
	Rockchip Electronics Co. Ltd., Class A	41,400	368,877
	Rongan Property Co. Ltd., Class A	1,869,500	710,264
	Rongsheng Petrochemical Co. Ltd., Class A	1,196,278	1,863,177
*	Roshow Technology Co. Ltd., Class A	726,200	667,846
	Ruida Futures Co. Ltd., Class A	196,651	416,198
	Runjian Co. Ltd., Class A	86,863	494,966
*	Sai Micro Electronics, Inc., Class A	203,120	669,059
	SAIC Motor Corp. Ltd., Class A	1,011,555	2,008,387
	Sailun Group Co. Ltd., Class A	723,200	1,110,446
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	906,660	459,996
*	Sangfor Technologies, Inc., Class A	19,772	226,814
	Sanquan Food Co. Ltd., Class A	651,630	1,302,752
	Sansteel Minguang Co. Ltd. Fujian, Class A	1,458,556	942,832
	Sansure Biotech, Inc., Class A	391,522	895,359
	Sany Heavy Equipment International Holdings Co. Ltd.	8,739,500	11,480,345
	Sany Heavy Industry Co. Ltd., Class A	565,041	1,117,217
*	Satellite Chemical Co. Ltd., Class A	1,211,883	2,693,387
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	1,687,169
	Sealand Securities Co. Ltd., Class A	1,346,700	664,670
#*	Seazen Group Ltd.	17,455,047	2,832,767
*	Seazen Holdings Co. Ltd., Class A	569,681	925,076
#	S-Enjoy Service Group Co. Ltd.	1,461,000	702,222
	SF Holding Co. Ltd., Class A	1,032,755	5,541,035
	SG Micro Corp., Class A	62,205	762,741
	Shaanxi Coal Industry Co. Ltd., Class A	3,029,900	7,469,637
*	Shaanxi Construction Machinery Co. Ltd., Class A	779,020	429,979
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	1,623,955
	Shandong Bohui Paper Industrial Co. Ltd., Class A	881,000	837,254
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	432,887	1,026,228
*	Shandong Chenming Paper Holdings Ltd., Class H	3,628,533	1,063,868
	Shandong Dawn Polymer Co. Ltd., Class A	150,200	278,725
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	539,200	627,461
Ω	Shandong Gold Mining Co. Ltd., Class H	1,890,250	3,541,245
	Shandong Head Group Co. Ltd., Class A	162,326	375,918
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	1,267,121
	Shandong Hi-speed Co. Ltd., Class A	467,325	423,382
	Shandong Hi-Speed New Energy Group Ltd.	1,341,600	436,602
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	885,600	705,944
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	614,361	2,701,969
*	Shandong Humon Smelting Co. Ltd., Class A	667,856	1,062,379
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	204,200	513,687
	Shandong Linglong Tyre Co. Ltd., Class A	326,382	893,295
*	Shandong Longda Meishi Co. Ltd., Class A	136,200	140,560
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	725,200	244,046
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,116,280	1,320,577
	Shandong New Beiyang Information Technology Co. Ltd., Class A	250,000	253,497
	Shandong Pharmaceutical Glass Co. Ltd., Class A	174,600	659,629
	Shandong Publishing & Media Co. Ltd., Class A	852,100	961,685
	Shandong Sun Paper Industry JSC Ltd., Class A	1,176,088	1,998,969
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	11,400	107,613
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	16,107,600	14,950,940
	Shandong Xiantan Co. Ltd., Class A	278,363	276,959
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	944,322
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	337,300	470,293

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Aiko Solar Energy Co. Ltd., Class A	401,400	$1,075,550
	Shanghai AJ Group Co. Ltd., Class A	1,335,335	951,377
	Shanghai AtHub Co. Ltd., Class A	296,156	804,171
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	130,758	470,646
	Shanghai Baolong Automotive Corp., Class A	62,800	550,338
	Shanghai Baosight Software Co. Ltd., Class A	174,802	1,019,285
	Shanghai Belling Co. Ltd., Class A	346,400	746,126
	Shanghai Chinafortune Co. Ltd., Class A	436,931	734,973
	Shanghai Construction Group Co. Ltd., Class A	3,103,035	1,115,790
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	234,720	532,868
*	Shanghai Electric Group Co. Ltd., Class H	7,698,000	1,622,814
	Shanghai Electric Power Co. Ltd., Class A	366,206	437,425
	Shanghai Environment Group Co. Ltd., Class A	560,166	725,016
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,042,500	2,405,518
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,514,000	2,861,809
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,780,000	578,148
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	82,447	531,225
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	100,632	349,044
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	250,548	801,747
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	108,200	569,282
	Shanghai Industrial Development Co. Ltd., Class A	1,374,031	711,151
	Shanghai Industrial Holdings Ltd.	3,399,000	4,159,091
	Shanghai Industrial Urban Development Group Ltd.	16,019,025	706,579
*	Shanghai International Airport Co. Ltd., Class A	35,600	181,102
	Shanghai International Port Group Co. Ltd., Class A	202,700	138,539
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	59,000	264,896
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	294,233	451,601
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	31,000	37,139
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	95,600	344,959
*	Shanghai Kinetic Medical Co. Ltd., Class A	449,300	416,518
	Shanghai Liangxin Electrical Co. Ltd., Class A	439,191	569,728
	Shanghai Lingang Holdings Corp. Ltd., Class A	268,540	393,850
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	484,900	606,568
	Shanghai M&G Stationery, Inc., Class A	196,799	1,042,624
	Shanghai Maling Aquarius Co. Ltd., Class A	465,800	444,349
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	311,400	532,570
	Shanghai Medicilon, Inc., Class A	39,386	385,682
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	23,126	614,692
	Shanghai Moons’ Electric Co. Ltd., Class A	93,900	846,324
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,172,100	6,069,572
	Shanghai Pioneer Holding Ltd.	3,009,000	741,883
	Shanghai Pudong Construction Co. Ltd., Class A	484,580	430,129
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,427,519	3,195,624
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	363,699	1,244,106
	Shanghai QiFan Cable Co. Ltd., Class A	131,500	347,229
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	1,130,454
	Shanghai Runda Medical Technology Co. Ltd., Class A	400,100	1,080,060
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	555,100	780,974
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	141,879	711,662
	Shanghai Stonehill Technology Co. Ltd., Class A	2,970,426	1,137,962
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	354,600	482,470
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,108,993
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	480,061	703,198
	Shanghai Wanye Enterprises Co. Ltd., Class A	295,410	730,987
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	734,964
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	99,500	194,122
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	682,100	605,928
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	294,057	964,644
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	934,682	623,651

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Blue Flame Holding Co. Ltd., Class A	641,698	$680,401
	Shanxi Coking Co. Ltd., Class A	1,154,197	798,426
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,803,041	2,132,532
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	539,000	672,779
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,466,348	3,814,701
*	Shanxi Meijin Energy Co. Ltd., Class A	1,581,200	1,516,046
	Shanxi Securities Co. Ltd., Class A	811,700	623,441
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,113,500	1,129,744
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	198,329	6,698,670
*	Shanying International Holding Co. Ltd., Class A	2,762,937	827,373
	Shede Spirits Co. Ltd., Class A	60,500	952,551
	Shenergy Co. Ltd., Class A	1,024,033	824,512
*	Shengda Resources Co. Ltd., Class A	446,430	776,365
	Shenghe Resources Holding Co. Ltd., Class A	452,200	661,072
*Ω	Shengjing Bank Co. Ltd., Class H	702,500	168,556
	Shenguan Holdings Group Ltd.	4,272,000	152,792
	Shengyi Technology Co. Ltd., Class A	716,082	1,721,796
	Shengyuan Environmental Protection Co. Ltd., Class A	199,300	421,284
	Shennan Circuits Co. Ltd., Class A	144,983	1,379,166
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,859,200	530,570
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	52,360	1,164,666
	Shenzhen Agricultural Products Group Co. Ltd., Class A	911,138	816,889
*	Shenzhen Airport Co. Ltd., Class A	919,300	850,351
	Shenzhen Aisidi Co. Ltd., Class A	824,738	876,573
	Shenzhen Capchem Technology Co. Ltd., Class A	200,240	1,208,289
	Shenzhen Center Power Tech Co. Ltd., Class A	129,100	253,848
	Shenzhen Cereals Holdings Co. Ltd., Class A	480,850	476,616
	Shenzhen Changhong Technology Co. Ltd., Class A	138,439	353,264
	Shenzhen Colibri Technologies Co. Ltd., Class A	67,300	149,554
	Shenzhen Das Intellitech Co. Ltd., Class A	946,300	408,907
	Shenzhen Desay Battery Technology Co., Class A	192,694	840,023
	Shenzhen Dynanonic Co. Ltd., Class A	63,187	679,577
	Shenzhen Ellassay Fashion Co. Ltd., Class A	202,775	299,295
	Shenzhen Energy Group Co. Ltd., Class A	817,400	690,318
	Shenzhen Envicool Technology Co. Ltd., Class A	65,803	230,727
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	657,160	1,044,220
	Shenzhen Expressway Corp. Ltd., Class H	4,242,000	3,497,520
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	264,622	534,827
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	42,254	116,982
	Shenzhen Gas Corp. Ltd., Class A	879,816	815,916
	Shenzhen Gongjin Electronics Co. Ltd., Class A	491,303	626,583
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	336,400	638,040
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	241,009	407,400
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	192,000	93,004
	Shenzhen Heungkong Holding Co. Ltd., Class A	870,600	226,110
	Shenzhen Huaqiang Industry Co. Ltd., Class A	454,534	712,840
	Shenzhen Inovance Technology Co. Ltd., Class A	147,975	1,223,162
#	Shenzhen International Holdings Ltd.	11,348,414	7,480,008
	Shenzhen Investment Ltd.	24,683,674	3,628,151
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	331,600	486,034
	Shenzhen Jinjia Group Co. Ltd., Class A	875,400	703,504
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	629,500	480,918
	Shenzhen Kaifa Technology Co. Ltd., Class A	460,721	1,083,727
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	84,144	348,892
	Shenzhen Kedali Industry Co. Ltd., Class A	51,120	634,920
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	213,700	341,190
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	215,300	550,644
	Shenzhen Kinwong Electronic Co. Ltd., Class A	327,024	989,310
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	126,900	452,628

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	251,600	$362,107
	Shenzhen Leaguer Co. Ltd., Class A	526,800	556,528
	Shenzhen Megmeet Electrical Co. Ltd., Class A	228,416	809,074
	Shenzhen Microgate Technology Co. Ltd., Class A	368,900	555,508
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	189,172	7,393,760
	Shenzhen MTC Co. Ltd., Class A	1,338,738	981,025
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,448,450	609,871
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	17,500	163,006
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,262,701	539,940
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,431,076	707,221
	Shenzhen Properties & Resources Development Group Ltd., Class A	337,000	412,670
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	64,100	285,343
	Shenzhen SC New Energy Technology Corp., Class A	20,271	202,326
	Shenzhen SED Industry Co. Ltd., Class A	109,689	287,365
	Shenzhen Senior Technology Material Co. Ltd., Class A	186,070	390,868
	Shenzhen Sunlord Electronics Co. Ltd., Class A	262,070	1,045,998
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	68,200	292,287
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	555,900	767,010
	Shenzhen Sunway Communication Co. Ltd., Class A	283,554	1,015,767
	Shenzhen Tagen Group Co. Ltd., Class A	1,203,345	832,834
	Shenzhen Topband Co. Ltd., Class A	442,100	566,559
	Shenzhen Transsion Holdings Co. Ltd., Class A	55,130	1,013,094
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,400	155,031
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	773,000	754,769
*	Shenzhen World Union Group, Inc., Class A	1,437,977	502,189
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	1,213,896	818,099
	Shenzhen Yinghe Technology Co. Ltd., Class A	175,886	478,900
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	368,500	435,877
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	269,780	968,427
	Shenzhen Zhenye Group Co. Ltd., Class A	509,000	300,143
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,183,000	1,408,109
	Shenzhou International Group Holdings Ltd.	1,653,600	16,242,436
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	810,300	1,172,081
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	438,701	1,332,709
*††	Shimao Group Holdings Ltd.	2,693,183	190,153
	Shinghwa Advanced Material Group Co. Ltd., Class A	94,900	674,218
	Shinva Medical Instrument Co. Ltd., Class A	203,200	670,466
#	Shoucheng Holdings Ltd.	14,577,640	2,387,611
	Shougang Fushan Resources Group Ltd.	19,631,294	6,447,476
*	Shouhang High-Tech Energy Co. Ltd., Class A	1,180,000	437,736
	Shui On Land Ltd.	27,899,776	2,459,448
	Sichuan Chengfei Integration Technology Corp., Class A	35,100	92,218
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,041,229
	Sichuan Development Lomon Co. Ltd., Class A	1,030,200	1,005,064
	Sichuan Expressway Co. Ltd., Class H	4,600,000	1,323,816
	Sichuan Furong Technology Co. Ltd., Class A	166,470	322,385
*	Sichuan Haite High-tech Co. Ltd., Class A	451,783	591,285
	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,693,320	1,202,006
*	Sichuan Hexie Shuangma Co. Ltd., Class A	202,743	423,455
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	179,684	621,805
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	273,263	1,026,388
*	Sichuan Lutianhua Co. Ltd., Class A	966,300	565,454
*	Sichuan New Energy Power Co. Ltd., Class A	189,300	303,257
	Sichuan Road & Bridge Group Co. Ltd., Class A	1,867,460	1,968,070
	Sichuan Swellfun Co. Ltd., Class A	145,605	1,216,803
	Sichuan Teway Food Group Co. Ltd., Class A	248,700	501,229
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	32,221	81,950
	Sichuan Yahua Industrial Group Co. Ltd., Class A	348,000	670,243
	Sieyuan Electric Co. Ltd., Class A	205,140	1,382,583

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Sihuan Pharmaceutical Holdings Group Ltd.	30,445,000	$2,571,312
	SIIC Environment Holdings Ltd.	129,000	18,624
*	Silver Grant International Holdings Group Ltd.	8,640,000	264,790
Ω	Simcere Pharmaceutical Group Ltd.	3,473,000	3,029,163
	Sino Biopharmaceutical Ltd.	40,698,495	15,810,509
	Sino Wealth Electronic Ltd., Class A	199,141	676,661
	Sinocare, Inc., Class A	171,860	707,601
	Sinochem International Corp., Class A	1,097,037	745,380
	Sinofert Holdings Ltd.	17,760,673	2,020,328
	Sinofibers Technology Co. Ltd., Class A	91,700	391,748
††	Sino-I Technology Ltd.	5,320,000	2,583
*	Sinolink Worldwide Holdings Ltd.	26,451,885	379,354
	Sinoma International Engineering Co., Class A	968,550	1,306,026
	Sinoma Science & Technology Co. Ltd., Class A	715,295	1,690,978
	Sinomach Automobile Co. Ltd., Class A	197,300	197,135
	Sinomine Resource Group Co. Ltd., Class A	210,140	1,074,290
	Sinopec Engineering Group Co. Ltd., Class H	10,926,000	5,460,410
	Sinopec Kantons Holdings Ltd.	7,900,000	3,110,171
*	Sinopec Oilfield Service Corp., Class H	17,360,000	1,221,027
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	20,927,000	2,809,012
	Sinopharm Group Co. Ltd., Class H	8,213,600	19,641,033
	Sino-Platinum Metals Co. Ltd., Class A	383,513	764,218
	Sinoseal Holding Co. Ltd., Class A	106,727	566,013
	Sinosoft Co. Ltd., Class A	131,872	551,887
	Sinosteel Engineering & Technology Co. Ltd., Class A	619,168	521,595
	Sinotrans Ltd., Class H	20,296,000	6,670,526
	Sinotruk Hong Kong Ltd.	6,104,500	11,497,836
	Sinotruk Jinan Truck Co. Ltd., Class A	463,673	934,601
*	Skshu Paint Co. Ltd., Class A	45,320	368,896
	Skyworth Digital Co. Ltd., Class A	284,099	468,758
	Skyworth Group Ltd.	12,908,246	4,664,337
#Ω	Smoore International Holdings Ltd.	5,632,000	4,340,345
	Sobute New Materials Co. Ltd., Class A	231,102	372,863
*	SOHO China Ltd.	16,246,839	1,682,267
*	Sohu.com Ltd., ADR	72,129	593,622
	Solargiga Energy Holdings Ltd.	8,771,000	173,087
	Songcheng Performance Development Co. Ltd., Class A	235,000	352,890
	Sonoscape Medical Corp., Class A	17,300	114,068
	SooChow Securities Co. Ltd., Class A	1,173,621	1,286,819
#*††	South Manganese Investment Ltd.	4,644,000	110,384
	Southwest Securities Co. Ltd., Class A	1,543,500	865,108
*	SPT Energy Group, Inc.	1,386,000	45,248
	SSY Group Ltd.	13,714,506	7,522,728
	State Grid Information & Communication Co. Ltd., Class A	316,526	597,085
*	STO Express Co. Ltd., Class A	609,900	797,170
	Sumavision Technologies Co. Ltd., Class A	737,200	561,862
	Sun Art Retail Group Ltd.	17,727,500	3,742,451
	Sun Create Electronics Co. Ltd., Class A	29,338	83,251
#*	Sun King Technology Group Ltd.	5,058,000	964,773
	Sunflower Pharmaceutical Group Co. Ltd., Class A	348,700	1,146,310
	Sunfly Intelligent Technology Co. Ltd., Class A	185,515	208,673
	Sungrow Power Supply Co. Ltd., Class A	151,988	1,751,457
	Suning Universal Co. Ltd., Class A	1,800,600	676,456
	Sunny Optical Technology Group Co. Ltd.	2,986,900	25,024,030
	Sunresin New Materials Co. Ltd., Class A	108,300	804,813
*††Ω	Sunshine 100 China Holdings Ltd.	111,000	823
*	Sunward Intelligent Equipment Co. Ltd., Class A	544,500	437,525
*	Sunwave Communications Co. Ltd., Class A	300,571	335,742
	Sunwoda Electronic Co. Ltd., Class A	196,799	433,444

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suofeiya Home Collection Co. Ltd., Class A	191,734	$471,856
	Suplet Power Co. Ltd., Class A	151,242	339,838
	Suzhou Anjie Technology Co. Ltd., Class A	401,900	787,259
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	562,667	1,440,949
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,326,047	750,372
	Suzhou Good-Ark Electronics Co. Ltd., Class A	271,237	437,413
*	Suzhou Keda Technology Co. Ltd., Class A	17,900	15,107
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,473	123,390
	Suzhou Secote Precision Electronic Co. Ltd., Class A	113,160	837,709
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	264,400	354,418
	Suzhou TFC Optical Communication Co. Ltd., Class A	84,266	823,931
	SY Holdings Group Ltd.	538,000	344,980
	Symphony Holdings Ltd.	7,620,000	826,778
	SYoung Group Co. Ltd., Class A	204,333	410,881
	T&S Communications Co. Ltd., Class A	25,000	108,073
	Taiji Computer Corp. Ltd., Class A	213,928	838,762
	Tangrenshen Group Co. Ltd., Class A	753,585	693,093
	Tangshan Jidong Cement Co. Ltd., Class A	1,026,107	1,003,200
	TangShan Port Group Co. Ltd., Class A	2,953,530	1,437,651
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,517,239	1,198,762
*	Tansun Technology Co. Ltd., Class A	245,175	461,909
	Tayho Advanced Materials Group Co. Ltd., Class A	449,400	953,608
	TBEA Co. Ltd., Class A	1,468,480	2,810,309
	TCL Electronics Holdings Ltd.	8,352,932	2,905,343
*	TCL Technology Group Corp., Class A	2,293,218	1,233,079
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	786,952	1,986,766
*	Tech-Bank Food Co. Ltd., Class A	674,300	362,918
	Telling Telecommunication Holding Co. Ltd., Class A	462,200	558,442
	Ten Pao Group Holdings Ltd.	812,000	106,367
	Tencent Holdings Ltd.	16,794,600	621,546,820
*	Tencent Music Entertainment Group, ADR	1,988,142	14,433,911
	Tenfu Cayman Holdings Co. Ltd.	101,000	56,239
	Three Squirrels, Inc., Class A	63,800	159,479
	Three’s Co. Media Group Co. Ltd., Class A	60,257	495,661
	Thunder Software Technology Co. Ltd., Class A	25,022	240,420
	Tian An China Investment Co. Ltd.	1,286,357	622,264
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	1,135,755
#	Tian Lun Gas Holdings Ltd.	1,358,500	660,067
††	Tian Shan Development Holding Ltd.	1,584,000	74,896
	Tiande Chemical Holdings Ltd.	496,000	91,362
	Tiangong International Co. Ltd.	10,038,000	2,950,554
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	74,356	270,508
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	855,095
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,265,251	779,033
	Tianjin Development Holdings Ltd.	2,341,800	444,387
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	106,872	435,977
	Tianjin Port Development Holdings Ltd.	13,871,200	922,901
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	214,170	509,834
	Tianjin Teda Co. Ltd., Class A	800,101	442,707
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	385,700	337,088
*	Tianma Microelectronics Co. Ltd., Class A	688,112	921,902
#	Tianneng Power International Ltd.	7,163,952	6,468,898
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	1,442,615
	Tianshui Huatian Technology Co. Ltd., Class A	947,207	1,156,819
††	Tianyun International Holdings Ltd.	1,838,000	690,002
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	203,318
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	130,700	901,602
*	Tibet Summit Resources Co. Ltd., Class A	417,300	804,230
*	Tibet Tianlu Co. Ltd., Class A	509,954	416,137

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tibet Water Resources Ltd.	6,597,000	$185,358
#	Tingyi Cayman Islands Holding Corp.	8,778,000	11,651,146
*	Titan Wind Energy Suzhou Co. Ltd., Class A	463,559	845,452
	Tofflon Science & Technology Group Co. Ltd., Class A	281,644	730,205
	Toly Bread Co. Ltd., Class A	688,234	822,367
	Tomson Group Ltd.	3,043,318	646,124
	Tong Ren Tang Technologies Co. Ltd., Class H	4,786,000	3,649,959
*	Tongcheng Travel Holdings Ltd.	3,986,000	7,615,057
#*	Tongdao Liepin Group	327,200	240,403
	TongFu Microelectronics Co. Ltd., Class A	669,615	1,880,013
*	Tongguan Gold Group Ltd.	210,000	11,630
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	365,760	554,605
*	Tongkun Group Co. Ltd., Class A	568,666	1,123,269
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,170,200	654,473
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,417,737
	Tongwei Co. Ltd., Class A	1,255,144	4,688,321
	Tongyu Communication, Inc., Class A	101,785	266,314
	Tongyu Heavy Industry Co. Ltd., Class A	2,728,200	924,969
*	Topchoice Medical Corp., Class A	47,954	587,580
*	Topsec Technologies Group, Inc., Class A	622,800	800,344
Ω	Topsports International Holdings Ltd.	10,504,000	8,833,252
	Towngas Smart Energy Co. Ltd.	4,859,708	2,013,080
*	TPV Technology Co. Ltd., Class A	2,632,200	1,002,289
	Transfar Zhilian Co. Ltd., Class A	1,604,298	1,087,875
	TravelSky Technology Ltd., Class H	4,460,938	7,047,090
*	Trigiant Group Ltd.	6,560,000	273,371
	Trina Solar Co. Ltd., Class A	387,747	1,583,269
*	Trip.com Group Ltd., ADR	986,713	33,548,242
#*	Triumph New Energy Co. Ltd., Class H	1,222,000	613,557
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
	Truking Technology Ltd., Class A	331,300	509,726
	Truly International Holdings Ltd.	16,263,000	1,669,162
Ω	Tsaker New Energy Tech Co. Ltd.	220,500	31,260
	Tsingtao Brewery Co. Ltd., Class H	1,932,000	14,651,374
*	Tunghsu Azure Renewable Energy Co. Ltd., Class A	96,700	52,224
	Tungkong, Inc., Class A	142,800	163,482
*	Tuniu Corp., Sponsored ADR	88,047	77,305
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	108,739	1,121,084
	Unilumin Group Co. Ltd., Class A	693,431	607,583
	Uni-President China Holdings Ltd.	11,492,308	7,821,553
*	Unisplendour Corp. Ltd., Class A	467,620	1,254,734
	United Energy Group Ltd.	56,899,100	9,085,154
*	United Strength Power Holdings Ltd.	22,000	15,378
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	544,633	1,081,732
	Valiant Co. Ltd., Class A	348,027	817,201
	Vats Liquor Chain Store Management JSC Ltd., Class A	212,428	584,895
	Vatti Corp. Ltd., Class A	368,800	296,897
Ω	VCredit Holdings Ltd.	109,600	31,786
#*Ω	Venus MedTech Hangzhou, Inc., Class H	816,500	463,165
	Victory Giant Technology Huizhou Co. Ltd., Class A	393,100	1,093,910
#	Vinda International Holdings Ltd.	3,245,000	8,019,139
#*	Vipshop Holdings Ltd., ADR	2,620,859	37,373,449
*Ω	Viva Biotech Holdings	3,607,000	591,282
*	Vnet Group, Inc., ADR	460,815	1,481,520
	Walvax Biotechnology Co. Ltd., Class A	53,300	169,676
	Wangneng Environment Co. Ltd., Class A	317,591	645,759
	Wangsu Science & Technology Co. Ltd., Class A	1,287,440	1,234,744
	Wanguo International Mining Group Ltd.	232,000	92,612
	Wanhua Chemical Group Co. Ltd., Class A	879,528	10,668,729

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Want Want China Holdings Ltd.	30,559,000	$18,988,123
	Wanxiang Qianchao Co. Ltd., Class A	751,719	531,472
	Wasion Holdings Ltd.	4,598,000	1,700,211
	Wasu Media Holding Co. Ltd., Class A	1,027,000	1,019,444
	Weaver Network Technology Co. Ltd., Class A	69,424	473,887
	Weibo Corp., Sponsored ADR	552,309	6,533,815
	Weichai Power Co. Ltd., Class H	8,403,120	12,577,966
	Weifu High-Technology Group Co. Ltd., Class A	352,647	778,551
	Weihai Guangwei Composites Co. Ltd., Class A	121,120	424,191
*	Weiqiao Textile Co., Class H	3,150,500	643,998
	Wellhope Foods Co. Ltd., Class A	472,044	568,816
	Wens Foodstuffs Group Co. Ltd., Class A	1,580,066	4,057,953
	West China Cement Ltd.	25,514,000	2,317,742
	Western Mining Co. Ltd., Class A	517,900	890,349
	Western Securities Co. Ltd., Class A	923,330	840,442
	Western Superconducting Technologies Co. Ltd., Class A	81,978	514,010
	Wharf Holdings Ltd.	1,577,000	4,001,552
	Will Semiconductor Co. Ltd. Shanghai, Class A	21,388	322,689
	Winall Hi-Tech Seed Co. Ltd., Class A	256,700	320,196
	Windey Energy Technology Group Co. Ltd., Class A	394,238	571,861
*	Wingtech Technology Co. Ltd., Class A	241,497	1,643,799
	Winner Medical Co. Ltd., Class A	53,145	291,869
	Winning Health Technology Group Co. Ltd., Class A	105,380	107,301
	Wolong Electric Group Co. Ltd., Class A	622,393	955,635
	WPG Shanghai Smart Water PCL, Class A	58,652	63,551
	Wuchan Zhongda Group Co. Ltd., Class A	2,281,250	1,425,306
	Wuhan DR Laser Technology Corp. Ltd., Class A	2,080	18,736
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	319,400	487,665
	Wuhan Guide Infrared Co. Ltd., Class A	328,742	356,112
*	Wuhan P&S Information Technology Co. Ltd., Class A	418,700	318,892
	Wuhu Token Science Co. Ltd., Class A	1,403,840	1,239,925
	Wuliangye Yibin Co. Ltd., Class A	935,912	19,950,305
	WUS Printed Circuit Kunshan Co. Ltd., Class A	489,780	1,311,511
	Wushang Group Co. Ltd., Class A	389,900	459,885
#Ω	WuXi AppTec Co. Ltd., Class H	902,860	10,849,253
	Wuxi Autowell Technology Co. Ltd., Class A	11,048	206,393
*Ω	Wuxi Biologics Cayman, Inc.	4,698,500	29,214,042
*	Wuxi Boton Technology Co. Ltd., Class A	259,838	570,513
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	445,000	1,706,057
*	Wuxi Taiji Industry Co. Ltd., Class A	1,014,856	897,561
	Wuxi Xinje Electric Co. Ltd., Class A	69,500	340,339
	XCMG Construction Machinery Co. Ltd., Class A	2,054,900	1,609,356
	XGD, Inc., Class A	248,194	789,617
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,413,500	1,641,327
	Xiamen Bank Co. Ltd., Class A	1,254,100	908,898
	Xiamen C & D, Inc., Class A	483,230	645,699
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	98,226	98,753
	Xiamen Faratronic Co. Ltd., Class A	39,358	537,061
	Xiamen International Airport Co. Ltd., Class A	126,156	218,737
	Xiamen Intretech, Inc., Class A	381,284	910,177
	Xiamen ITG Group Corp. Ltd., Class A	1,534,063	1,440,886
	Xiamen Jihong Technology Co. Ltd., Class A	151,500	423,986
	Xiamen Kingdomway Group Co., Class A	350,829	877,084
	Xiamen Tungsten Co. Ltd., Class A	411,362	953,334
	Xiamen Xiangyu Co. Ltd., Class A	980,100	859,125
	Xi’an Triangle Defense Co. Ltd., Class A	172,738	677,917
	Xiandai Investment Co. Ltd., Class A	324,556	179,688
	Xianhe Co. Ltd., Class A	260,379	638,980
#*Ω	Xiaomi Corp., Class B	24,088,000	43,190,331

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xilinmen Furniture Co. Ltd., Class A	232,500	$610,264
*	Xinchen China Power Holdings Ltd.	619,000	17,420
*	Xinfengming Group Co. Ltd., Class A	903,412	1,555,702
	Xingda International Holdings Ltd.	7,563,814	1,277,402
	Xingfa Aluminium Holdings Ltd.	360,000	294,818
	Xinhu Zhongbao Co. Ltd., Class A	1,780,600	579,482
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	2,794,274
	Xinhuanet Co. Ltd., Class A	174,214	607,372
	Xinjiang Tianshan Cement Co. Ltd., Class A	540,501	526,679
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	767,062
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,474,000	670,545
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	930,800	851,997
#*	Xinte Energy Co. Ltd., Class H	3,980,800	6,049,405
*	Xinxiang Chemical Fiber Co. Ltd., Class A	1,059,400	486,553
	Xinxiang Richful Lube Additive Co. Ltd., Class A	103,540	600,610
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	2,321,050	1,301,295
#	Xinyi Energy Holdings Ltd.	13,734,956	2,405,973
	Xinyi Solar Holdings Ltd.	18,822,006	11,076,920
	Xinyu Iron & Steel Co. Ltd., Class A	2,352,500	1,308,584
	Xinzhi Group Co. Ltd., Class A	186,800	460,595
*	Xiwang Foodstuffs Co. Ltd., Class A	356,420	221,702
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	26,500	45,543
*	XPeng, Inc., Class A	997,400	7,247,882
	Xtep International Holdings Ltd.	10,043,405	9,130,790
	Xuji Electric Co. Ltd., Class A	247,100	580,637
*	Xunlei Ltd., ADR	133,711	189,870
Ω	Yadea Group Holdings Ltd.	6,276,000	11,455,947
*	Yanchang Petroleum International Ltd.	106,000	5,418
	Yangling Metron New Material, Inc., Class A	106,380	580,200
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	816,000	984,408
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	745,059
	Yankershop Food Co. Ltd., Class A	54,923	591,652
	Yankuang Energy Group Co. Ltd., Class H	11,625,000	20,189,805
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	150,012	565,127
	Yantai China Pet Foods Co. Ltd., Class A	106,816	357,766
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	353,794	890,005
	Yantai Eddie Precision Machinery Co. Ltd., Class A	241,330	539,210
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	219,292	857,434
*	YanTai Shuangta Food Co. Ltd., Class A	529,600	336,032
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	50,350	210,607
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	480,000	783,834
#*	Yeahka Ltd.	192,000	351,141
	Yealink Network Technology Corp. Ltd., Class A	192,620	878,756
	Yeebo International Holdings Ltd.	88,000	31,596
	YGSOFT, Inc., Class A	893,371	708,981
	Yibin Tianyuan Group Co. Ltd., Class A	691,300	519,735
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,663,000	1,762,837
*	Yifan Pharmaceutical Co. Ltd., Class A	582,800	1,100,660
	Yifeng Pharmacy Chain Co. Ltd., Class A	254,126	1,138,363
	Yihai International Holding Ltd.	3,072,000	5,590,730
*	Yijiahe Technology Co. Ltd., Class A	14,235	59,893
	Yintai Gold Co. Ltd., Class A	716,280	1,325,173
	Yip’s Chemical Holdings Ltd.	1,348,000	251,556
*	Yiren Digital Ltd., Sponsored ADR	201,906	446,212
Ω	Yixin Group Ltd.	2,082,500	165,131
	Yixintang Pharmaceutical Group Co. Ltd., Class A	343,478	998,385
	Yonfer Agricultural Technology Co. Ltd., Class A	816,100	1,295,283
	YongXing Special Materials Technology Co. Ltd., Class A	156,818	1,072,509
	Yonyou Network Technology Co. Ltd., Class A	123,643	276,931

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yotrio Group Co. Ltd., Class A	1,341,100	$581,119
	Youngor Group Co. Ltd., Class A	1,133,600	1,046,094
*	Youzu Interactive Co. Ltd., Class A	363,300	548,109
	YTO Express Group Co. Ltd., Class A	793,975	1,474,391
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	192,231
	Yuexiu Property Co. Ltd.	14,493,956	15,076,002
	Yuexiu Transport Infrastructure Ltd.	4,787,415	2,474,000
#	Yum China Holdings, Inc.	1,219,297	64,070,692
	Yunda Holding Co. Ltd., Class A	1,001,186	1,247,862
	Yunnan Aluminium Co. Ltd., Class A	1,286,200	2,444,938
	Yunnan Baiyao Group Co. Ltd., Class A	99,777	693,269
	Yunnan Copper Co. Ltd., Class A	695,800	1,049,114
	Yunnan Energy New Material Co. Ltd., Class A	186,695	1,713,558
	Yunnan Tin Co. Ltd., Class A	791,200	1,528,319
	Yusys Technologies Co. Ltd., Class A	315,900	721,694
	Yutong Bus Co. Ltd., Class A	582,006	1,085,085
	Zangge Mining Co. Ltd., Class A	363,600	1,112,734
	ZBOM Home Collection Co. Ltd., Class A	254,038	674,913
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	40,503	1,386,036
#	Zhaojin Mining Industry Co. Ltd., Class H	5,207,666	6,456,194
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	196,378	422,312
	Zhefu Holding Group Co. Ltd., Class A	1,898,531	960,079
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,378,060	1,105,218
	Zhejiang China Commodities City Group Co. Ltd., Class A	876,200	932,233
	Zhejiang Chint Electrics Co. Ltd., Class A	399,990	1,263,876
	Zhejiang Communications Technology Co. Ltd., Class A	1,601,409	837,660
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	464,400	332,573
	Zhejiang Crystal-Optech Co. Ltd., Class A	698,562	1,317,427
	Zhejiang Dahua Technology Co. Ltd., Class A	263,000	734,104
	Zhejiang Dingli Machinery Co. Ltd., Class A	89,596	667,220
	Zhejiang Expressway Co. Ltd., Class H	7,958,000	5,990,267
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	326,748	475,570
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Hailiang Co. Ltd., Class A	606,561	894,947
	Zhejiang HangKe Technology, Inc. Co., Class A	67,019	225,123
	Zhejiang Hangmin Co. Ltd., Class A	499,200	579,485
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	874,924	862,183
	Zhejiang Huace Film & Television Co. Ltd., Class A	1,118,900	860,233
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	367,579	812,743
	Zhejiang Huayou Cobalt Co. Ltd., Class A	284,470	1,431,688
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	1,040,500	1,194,661
	Zhejiang Jianfeng Group Co. Ltd., Class A	89,921	138,505
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	139,507	381,193
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	173,012	657,683
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	187,370	1,114,224
*	Zhejiang Jingu Co. Ltd., Class A	742,150	791,479
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	899,442
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	1,212,700	765,997
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,211,228
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	198,000	804,629
	Zhejiang Juhua Co. Ltd., Class A	675,220	1,397,883
	Zhejiang Longsheng Group Co. Ltd., Class A	378,634	460,644
	Zhejiang Medicine Co. Ltd., Class A	576,269	854,310
	Zhejiang Meida Industrial Co. Ltd., Class A	370,600	536,955
*	Zhejiang Narada Power Source Co. Ltd., Class A	415,169	760,351
	Zhejiang NHU Co. Ltd., Class A	858,879	1,899,033
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,674,313	842,383
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	112,978	607,197
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	83,300	143,719

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Runtu Co. Ltd., Class A	642,250	$586,682
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	135,720	524,911
	Zhejiang Semir Garment Co. Ltd., Class A	1,633,125	1,362,506
	Zhejiang Southeast Space Frame Co. Ltd., Class A	643,426	505,099
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	74,200	160,981
	Zhejiang Supor Co. Ltd., Class A	137,669	943,989
	Zhejiang Tiantie Industry Co. Ltd., Class A	458,722	348,494
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	174,702	545,339
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,291,147	897,242
*	Zhejiang Wanliyang Co. Ltd., Class A	685,241	742,152
	Zhejiang Wanma Co. Ltd., Class A	547,700	788,022
	Zhejiang Wansheng Co. Ltd., Class A	23,800	36,910
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	1,193,998
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	444,457	1,001,790
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	494,119
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	569,099	909,157
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	796,013	1,064,109
	Zhejiang Yankon Group Co. Ltd., Class A	409,329	194,161
	Zhejiang Yasha Decoration Co. Ltd., Class A	780,000	544,275
	Zhejiang Yinlun Machinery Co. Ltd., Class A	402,600	967,247
	Zhejiang Yongtai Technology Co. Ltd., Class A	311,800	541,623
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	297,200	191,363
	Zhende Medical Co. Ltd., Class A	47,611	167,674
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	2,395,800	2,260,434
	Zheshang Securities Co. Ltd., Class A	493,700	679,926
*	Zhihu, Inc.	13,500	25,460
*	Zhong An Group Ltd.	14,556,888	210,007
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	3,111,700	8,527,977
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	627,200	207,514
	Zhongji Innolight Co. Ltd., Class A	61,465	740,457
	Zhongjin Gold Corp. Ltd., Class A	744,900	1,107,394
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	1,220,300	847,687
	Zhongshan Public Utilities Group Co. Ltd., Class A	321,500	320,715
	Zhongsheng Group Holdings Ltd.	4,339,500	10,021,186
	Zhongtai Securities Co. Ltd., Class A	165,300	161,799
*††	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	176,784
*	Zhongyu Energy Holdings Ltd.	1,819,550	1,278,843
	Zhongyuan Environment-Protection Co. Ltd., Class A	369,000	361,737
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	6,087,000	2,008,569
#*	Zhuguang Holdings Group Co. Ltd.	1,016,000	52,543
	Zhuhai Huafa Properties Co. Ltd., Class A	452,438	519,158
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,664,450	5,371,790
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	172,800	773,329
	Zhuzhou Kibing Group Co. Ltd., Class A	1,062,100	1,158,605
	Zijin Mining Group Co. Ltd., Class H	22,722,000	35,148,905
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	5,190,600	2,698,493
	ZTE Corp., Class H	1,875,192	4,167,158
	ZTO Express Cayman, Inc., ADR	1,047,004	24,677,884

TOTAL CHINA			5,806,717,248

COLOMBIA — (0.1%)
#	Almacenes Exito SA, ADR	23,064	160,525
	Almacenes Exito SA, BDR	1,191,206	4,122,883
	BAC Holding International Corp.	1,892,162	95,619
	Banco de Bogota SA	101,941	616,698
#	Bancolombia SA, Sponsored ADR	118,217	3,000,347
	Bancolombia SA	430,300	3,068,344
	Bolsa de Valores de Colombia	20,739	43,408
	Celsia SA ESP	1,456,058	858,742

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Cementos Argos SA	1,944,175	$2,237,029
*	CEMEX Latam Holdings SA	832,855	514,768
	Corp. Financiera Colombiana SA	348,724	1,069,217
	Ecopetrol SA	7,125,701	4,194,746
	Grupo Argos SA	476,936	1,033,593
#	Grupo Aval Acciones y Valores SA, ADR	16,747	38,351
	Grupo Energia Bogota SA ESP	3,239,549	1,310,459
	Interconexion Electrica SA ESP	1,207,043	4,252,217
	Mineros SA	319,034	135,489
	Promigas SA ESP	42,683	44,062

TOTAL COLOMBIA			26,796,497

CZECH REPUBLIC — (0.1%)
	CEZ AS	462,829	19,812,122
	Komercni Banka AS	172,538	5,056,838
Ω	Moneta Money Bank AS	657,041	2,540,234
	Philip Morris CR AS	1,948	1,341,168

TOTAL CZECH REPUBLIC			28,750,362

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	5,996,858	6,825,072
*	EFG Holding S.A.E., GDR	165,433	97,598

TOTAL EGYPT			6,922,670

GREECE — (0.4%)
*	Aegean Airlines SA	245,676	2,688,989
*	Alpha Services & Holdings SA	4,036,418	6,042,246
	Athens Water Supply & Sewage Co. SA	166,374	988,635
	Autohellas Tourist & Trading SA	118,800	1,600,585
	Avax SA	32,396	45,586
	Bank of Greece	27,941	405,245
*	Ellaktor SA	74,378	146,620
	ElvalHalcor SA	356,919	630,986
	Entersoft SA Software Development & Related Services Co.	55,377	355,264
	Epsilon Net SA	81,709	805,773
*	Eurobank Ergasias Services & Holdings SA, Class A	6,639,314	10,852,115
*††	FF Group	156,853	0
	Fourlis Holdings SA	297,004	1,274,321
	GEK Terna Holding Real Estate Construction SA	363,971	5,087,068
	Hellenic Exchanges - Athens Stock Exchange SA	115,228	590,930
	Hellenic Telecommunications Organization SA	470,235	6,590,997
	Helleniq Energy Holdings SA	282,718	2,075,771
	Holding Co. ADMIE IPTO SA	502,171	1,064,247
	Ideal Holdings SA	19,366	119,286
	Intracom Holdings SA	303,379	641,001
*	Intracom SA Technical & Steel Constructions	30,399	96,807
	JUMBO SA	259,828	6,836,219
	Kri-Kri Milk Industry SA	4,711	40,587
*	LAMDA Development SA	345,897	2,226,922
	Motor Oil Hellas Corinth Refineries SA	303,896	7,238,070
	Mytilineos SA	219,031	8,113,872
*	National Bank of Greece SA	1,122,102	6,426,673
	OPAP SA	424,236	7,185,832
*	Piraeus Financial Holdings SA	1,062,187	3,148,474
	Piraeus Port Authority SA	49,781	1,111,172
*	Public Power Corp. SA	406,294	4,147,064
	Quest Holdings SA	168,598	937,642
	Sarantis SA	106,477	884,607

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Terna Energy SA	138,639	$2,080,392
	Thrace Plastics Holding & Co.	48,575	204,068
	Titan Cement International SA	251,747	4,761,138

TOTAL GREECE			97,445,204

HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	13,373,000	0
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
*††	CTEG	13,136,000	0
#*††	DBA Telecommunication (Asia) Holdings Ltd.	1,020,000	0
*	Kai Yuan Holdings Ltd.	11,230,000	27,399
*††	Long Well International Holdings Ltd.	5,680,000	0
	MediCare International Ltd.	4,480,000	24,675
*††	Tenwow International Holdings Ltd.	2,865,000	0
*	Tongda Group Holdings Ltd.	7,920,000	110,474
††	Untrade.Ch Wood Opti	2,848,000	61,435
	Untrade.Chinaproperties	397,000	3,947
#*††	Untrade.Lumena Newmat	391,649	0

TOTAL HONG KONG			227,930

HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	474,976	738,617
#	MASTERPLAST Nyrt	4,476	33,422
	MOL Hungarian Oil & Gas PLC	2,720,667	21,656,844
#*	Opus Global Nyrt	442,413	466,883
	OTP Bank Nyrt	433,294	16,127,202
	Richter Gedeon Nyrt	245,282	5,752,566

TOTAL HUNGARY			44,775,534

INDIA — (18.5%)
	360 ONE WAM Ltd.	811,327	5,118,701
*	3i Infotech Ltd.	190,257	83,158
	3M India Ltd.	1,153	413,262
	63 Moons Technologies Ltd.	4,036	12,729
	Aarti Drugs Ltd.	252,061	1,418,465
	Aarti Industries Ltd.	822,262	4,484,083
*	Aarti Pharmalabs Ltd.	205,566	952,556
*	Aavas Financiers Ltd.	11,348	192,550
	ABB India Ltd.	11,767	580,878
	Abbott India Ltd.	9,321	2,515,020
	ACC Ltd.	230,620	5,226,900
	Accelya Solutions India Ltd.	3,197	52,847
	Action Construction Equipment Ltd.	341,269	3,441,084
*	Adani Energy Solutions Ltd.	243,847	2,247,611
	Adani Enterprises Ltd.	39,446	1,088,816
*	Adani Green Energy Ltd.	215,555	2,349,287
	Adani Ports & Special Economic Zone Ltd.	1,222,513	11,529,284
*	Adani Power Ltd.	3,061,636	13,414,193
	Adani Total Gas Ltd.	294,526	1,992,134
	ADF Foods Ltd.	117,355	336,918
*	Aditya Birla Capital Ltd.	3,844,246	7,957,350
	Advanced Enzyme Technologies Ltd.	286,602	1,066,730
	Aegis Logistics Ltd.	1,024,218	3,599,204
	Aether Industries Ltd.	3,149	33,981
*	Affle India Ltd.	2,736	34,613
	AGI Greenpac Ltd.	221,725	2,357,336
	Agro Tech Foods Ltd.	48,493	446,544

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ahluwalia Contracts India Ltd.	131,289	$1,073,612
	AIA Engineering Ltd.	243,262	10,299,880
	Ajanta Pharma Ltd.	364,874	7,734,410
	Akzo Nobel India Ltd.	64,495	1,868,425
	Alembic Ltd.	629,826	613,479
	Alembic Pharmaceuticals Ltd.	496,384	4,252,150
	Alkem Laboratories Ltd.	74,504	3,330,296
	Alkyl Amines Chemicals	60,703	1,559,471
	Allcargo Logistics Ltd.	686,770	2,112,403
	Allcargo Terminals Ltd.	686,770	318,397
*	Alok Industries Ltd.	2,642,774	552,313
	Amara Raja Energy & Mobility Ltd.	725,685	5,324,232
*	Amber Enterprises India Ltd.	27,265	959,256
	Ambika Cotton Mills Ltd.	1,859	33,852
	Ambuja Cements Ltd.	1,005,199	5,122,797
	Amrutanjan Health Care Ltd.	58,712	422,017
	Anant Raj Ltd.	523,272	1,523,918
	Andhra Paper Ltd.	15,569	102,494
	Andhra Sugars Ltd.	356,515	455,627
	Angel One Ltd.	140,643	4,370,200
	Apar Industries Ltd.	85,517	5,316,616
	Apcotex Industries Ltd.	83,501	487,032
	APL Apollo Tubes Ltd.	676,602	12,752,074
	Apollo Hospitals Enterprise Ltd.	250,871	14,592,803
	Apollo Pipes Ltd.	7,880	62,438
	Apollo Tyres Ltd.	3,928,234	18,012,621
	Aptech Ltd.	66,751	214,396
	Arvind Fashions Ltd.	433,172	1,666,612
	Arvind Ltd.	1,495,872	3,506,883
	Arvind SmartSpaces Ltd.	10,535	40,706
	Asahi India Glass Ltd.	403,314	2,695,293
	Ashiana Housing Ltd.	120,795	315,092
	Ashok Leyland Ltd.	4,961,300	10,005,819
*	Ashoka Buildcon Ltd.	1,398,768	2,177,449
	Asian Paints Ltd.	821,045	29,607,626
	Astec Lifesciences Ltd.	31,762	467,199
*Ω	Aster DM Healthcare Ltd.	802,778	3,176,903
	Astra Microwave Products Ltd.	349,988	1,950,540
	Astral Ltd.	401,140	8,928,025
	AstraZeneca Pharma India Ltd.	18,906	1,055,839
	Atul Ltd.	105,142	7,912,432
Ω	AU Small Finance Bank Ltd.	562,904	4,528,637
	AurionPro Solutions Ltd.	6,656	126,419
	Aurobindo Pharma Ltd.	1,544,796	15,752,420
	Automotive Axles Ltd.	35,359	970,796
	Avadh Sugar & Energy Ltd.	19,248	175,589
	Avanti Feeds Ltd.	303,488	1,468,072
*Ω	Avenue Supermarts Ltd.	92,923	4,056,156
	Axis Bank Ltd.	7,588,119	89,410,666
	Axis Bank Ltd., GDR	291	16,936
	Bajaj Auto Ltd.	204,452	13,056,762
	Bajaj Consumer Care Ltd.	571,459	1,594,491
	Bajaj Finance Ltd.	533,819	48,071,399
	Bajaj Finserv Ltd.	479,802	9,041,227
*	Bajaj Hindusthan Sugar Ltd.	4,693,384	1,500,493
	Bajaj Holdings & Investment Ltd.	165,377	13,726,031
	Balaji Amines Ltd.	87,890	2,157,745
	Balkrishna Industries Ltd.	384,999	11,811,385
	Balmer Lawrie & Co. Ltd.	565,989	912,603

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Balrampur Chini Mills Ltd.	1,278,278	$6,343,447
	Banco Products India Ltd.	94,333	506,671
Ω	Bandhan Bank Ltd.	1,602,185	4,124,623
	Bank of Baroda	4,220,226	9,940,805
	Bank of India	2,139,467	2,459,183
	Bank of Maharashtra	4,750,062	2,382,442
	Bannari Amman Sugars Ltd.	7,893	246,517
	BASF India Ltd.	67,125	2,032,315
	Bata India Ltd.	160,223	3,012,828
	Bayer CropScience Ltd.	28,898	1,702,830
*	BEML Land Assets Ltd.	47,824	89,790
	BEML Ltd.	121,055	2,939,925
	Berger Paints India Ltd.	977,644	6,556,762
*	BF Utilities Ltd.	41,050	308,308
	Bhansali Engineering Polymers Ltd.	715,949	750,093
	Bharat Bijlee Ltd.	15,070	679,258
	Bharat Dynamics Ltd.	176,354	2,062,654
	Bharat Electronics Ltd.	12,289,521	19,725,884
	Bharat Forge Ltd.	914,493	11,246,788
	Bharat Heavy Electricals Ltd.	5,177,090	7,513,790
	Bharat Petroleum Corp. Ltd.	1,950,852	8,191,150
	Bharat Rasayan Ltd.	6,416	677,564
	Bharti Airtel Ltd.	7,221,137	79,276,561
	Biocon Ltd.	269,936	713,164
	Birla Corp. Ltd.	198,813	3,031,211
	Birlasoft Ltd.	1,373,575	9,032,191
*	Black Box Ltd.	56,093	163,821
	Bliss Gvs Pharma Ltd.	296,202	298,850
	BLS International Services Ltd.	117,663	369,398
	Blue Dart Express Ltd.	32,816	2,587,562
	Blue Star Ltd.	456,436	4,891,026
	Bodal Chemicals Ltd.	256,883	231,423
	Bombay Burmah Trading Co.	89,603	1,450,958
*	Bombay Dyeing & Manufacturing Co. Ltd.	218,728	418,488
*	Borosil Ltd.	16,173	75,288
*	Borosil Renewables Ltd.	238,357	1,167,924
	Bosch Ltd.	13,705	3,210,995
	Brigade Enterprises Ltd.	627,180	4,622,271
	Brightcom Group Ltd.	2,010,972	406,720
	Britannia Industries Ltd.	253,892	13,510,591
	BSE Ltd.	361,765	8,138,076
	Can Fin Homes Ltd.	619,617	5,693,325
	Canara Bank	1,487,638	6,857,709
*	Capacit’e Infraprojects Ltd.	128,007	323,063
	Caplin Point Laboratories Ltd.	192,876	2,374,084
	Carborundum Universal Ltd.	524,163	6,693,190
	Care Ratings Ltd.	151,066	1,652,515
*	Cartrade Tech Ltd.	12,271	99,265
	Carysil Ltd.	8,488	64,096
	Castrol India Ltd.	2,369,976	3,877,389
	CCL Products India Ltd.	632,137	4,488,541
	CE Info Systems Ltd.	7,072	176,273
	Ceat Ltd.	229,896	5,810,710
*	Central Bank of India Ltd.	2,733,466	1,418,847
	Central Depository Services India Ltd.	298,087	5,209,237
	Century Enka Ltd.	60,381	328,158
	Century Plyboards India Ltd.	464,933	3,478,699
	Century Textiles & Industries Ltd.	309,283	4,030,140
	Cera Sanitaryware Ltd.	35,016	3,575,153

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	CESC Ltd.	3,727,701	$3,778,160
	CG Power & Industrial Solutions Ltd.	3,419,520	15,976,984
*	Chalet Hotels Ltd.	26,873	176,794
	Chambal Fertilisers & Chemicals Ltd.	1,849,425	6,409,951
	Chennai Petroleum Corp. Ltd.	214,638	1,488,800
*††	Chennai Super Kings Cricket Ltd.	2,606,099	0
	Cholamandalam Financial Holdings Ltd.	617,280	8,397,689
	Cholamandalam Investment & Finance Co. Ltd.	1,411,740	19,351,825
	CIE Automotive India Ltd.	901,704	4,993,424
	Cigniti Technologies Ltd.	68,270	848,160
	Cipla Ltd.	1,564,324	22,608,171
	City Union Bank Ltd.	2,891,513	4,804,946
	Coal India Ltd.	3,129,065	11,801,988
Ω	Cochin Shipyard Ltd.	277,807	3,169,181
*Ω	Coffee Day Enterprises Ltd.	268,650	154,246
	Coforge Ltd.	235,824	14,138,402
	Colgate-Palmolive India Ltd.	407,402	10,339,711
	Computer Age Management Services Ltd.	103,370	2,794,119
	Confidence Petroleum India Ltd.	164,187	152,831
	Container Corp. of India Ltd.	857,465	7,091,011
	Coromandel International Ltd.	1,014,095	12,703,938
	Cosmo First Ltd.	121,772	931,986
*	CreditAccess Grameen Ltd.	224,033	4,241,043
	CRISIL Ltd.	105,671	5,204,227
	Crompton Greaves Consumer Electricals Ltd.	3,620,330	12,279,405
*	CSB Bank Ltd.	228,245	907,469
	Cummins India Ltd.	410,895	8,298,371
	Cyient Ltd.	368,769	7,028,587
*	D B Realty Ltd.	193,271	397,522
	Dabur India Ltd.	1,213,038	7,704,511
	Dalmia Bharat Ltd.	372,193	9,412,197
	Dalmia Bharat Sugar & Industries Ltd.	161,551	871,190
	Datamatics Global Services Ltd.	19,559	159,136
	DB Corp. Ltd.	359,014	1,292,285
	DCB Bank Ltd.	1,973,622	2,722,851
	DCM Shriram Ltd.	393,300	4,373,293
	DCW Ltd.	1,088,459	698,955
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	4,569,068
	Deepak Nitrite Ltd.	366,093	8,745,225
	Delta Corp. Ltd.	789,578	1,212,228
*	DEN Networks Ltd.	522,042	291,127
	Dhampur Bio Organics Ltd.	348,254	659,098
	Dhampur Sugar Mills Ltd.	364,375	1,160,609
*	Dhani Services Ltd.	1,316,815	606,428
	Dhanuka Agritech Ltd.	111,129	1,058,112
	Digidrive Distributors Ltd.	45,620	55,374
Ω	Dilip Buildcon Ltd.	276,137	1,013,351
*	Dish TV India Ltd.	8,957,478	1,826,492
*	Dishman Carbogen Amcis Ltd.	494,826	842,990
	Divi’s Laboratories Ltd.	304,006	12,396,262
	Dixon Technologies India Ltd.	177,702	10,906,940
	DLF Ltd.	1,179,187	7,974,099
	Dollar Industries Ltd.	78,209	392,878
Ω	Dr Lal PathLabs Ltd.	172,694	5,037,343
#	Dr Reddy’s Laboratories Ltd., ADR	277,917	18,100,734
	Dr Reddy’s Laboratories Ltd.	193,044	12,451,700
	Dwarikesh Sugar Industries Ltd.	1,033,614	1,116,613
	Dynamatic Technologies Ltd.	18,839	905,703
	eClerx Services Ltd.	201,521	4,703,292

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Edelweiss Financial Services Ltd.	3,161,290	$2,358,510
	Eicher Motors Ltd.	332,378	13,156,649
	EID Parry India Ltd.	855,318	4,734,513
	EIH Associated Hotels.	25,315	136,821
	EIH Ltd.	1,002,014	2,692,637
	Electrosteel Castings Ltd.	2,028,014	2,078,092
	Elgi Equipments Ltd.	736,981	4,493,497
	Emami Ltd.	1,087,855	6,640,703
Ω	Endurance Technologies Ltd.	115,986	2,231,960
	Engineers India Ltd.	2,472,760	3,656,493
	Epigral Ltd.	97,712	1,055,920
	EPL Ltd.	603,529	1,315,656
Ω	Equitas Small Finance Bank Ltd.	1,287,647	1,429,222
*Ω	Eris Lifesciences Ltd.	139,081	1,435,973
	ESAB India Ltd.	15,095	1,043,906
	Escorts Kubota Ltd.	255,635	9,643,501
	Everest Industries Ltd.	33,152	470,699
	Everest Kanto Cylinder Ltd.	41,633	57,340
	Excel Industries Ltd.	30,148	309,848
	Exide Industries Ltd.	3,608,599	11,082,655
*	FDC Ltd.	399,922	1,731,604
	Federal Bank Ltd.	13,888,060	23,463,831
*	Federal-Mogul Goetze India Ltd.	23,434	95,788
	FIEM Industries Ltd.	30,296	638,688
	Filatex India Ltd.	1,439,858	825,979
	Fine Organic Industries Ltd.	35,357	1,884,481
*	Fino Payments Bank Ltd.	4,671	16,656
	Finolex Cables Ltd.	549,480	5,918,032
	Finolex Industries Ltd.	2,161,546	4,958,474
	Firstsource Solutions Ltd.	2,269,633	4,250,271
	Force Motors Ltd.	22,591	922,761
	Fortis Healthcare Ltd.	2,279,351	8,843,457
	Gabriel India Ltd.	641,693	2,588,394
	GAIL India Ltd.	11,888,569	17,119,840
	Galaxy Surfactants Ltd.	37,713	1,231,992
	Ganesh Housing Corp. Ltd.	41,146	186,373
	Garden Reach Shipbuilders & Engineers Ltd.	99,646	886,435
	Garware Technical Fibres Ltd.	61,912	2,370,666
	Gateway Distriparks Ltd.	1,971,376	2,075,085
*	Gati Ltd.	256,616	443,507
*	GE T&D India Ltd.	200,344	951,833
Ω	General Insurance Corp. of India.	345,827	947,922
	Genus Power Infrastructures Ltd.	330,328	976,405
	Geojit Financial Services Ltd.	213,157	154,404
	GHCL Ltd.	749,719	5,242,505
*	GHCL Textiles Ltd.	749,719	676,622
	GIC Housing Finance Ltd.	249,251	593,347
	Gillette India Ltd.	35,551	2,617,778
	GlaxoSmithKline Pharmaceuticals Ltd.	105,960	1,812,170
	Glenmark Pharmaceuticals Ltd.	1,276,563	11,512,085
	GMM Pfaudler Ltd.	21,237	442,735
*	GMR Airports Infrastructure Ltd.	6,429,437	4,218,643
	GOCL Corp. Ltd.	2,224	16,241
	Godawari Power & Ispat Ltd.	211,783	1,571,035
	Godfrey Phillips India Ltd.	139,020	3,792,871
Ω	Godrej Agrovet Ltd.	150,710	842,627
*	Godrej Consumer Products Ltd.	910,763	10,863,263
*	Godrej Industries Ltd.	352,849	2,652,190
*	Godrej Properties Ltd.	254,621	5,084,741

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Goodyear India Ltd.	40,421	$626,183
	Granules India Ltd.	1,304,287	5,103,627
	Graphite India Ltd.	478,262	2,669,164
	Grasim Industries Ltd.	697,521	15,826,168
	Grauer & Weil India Ltd.	359,048	510,058
	Gravita India Ltd.	65,161	777,307
	Great Eastern Shipping Co. Ltd.	772,081	7,392,564
	Greaves Cotton Ltd.	478,583	724,340
	Greenlam Industries Ltd.	94,428	547,781
	Greenpanel Industries Ltd.	362,170	1,537,640
	Greenply Industries Ltd.	406,414	789,482
	Grindwell Norton Ltd.	155,870	4,018,821
	Gujarat Alkalies & Chemicals Ltd.	238,341	2,050,486
	Gujarat Ambuja Exports Ltd.	748,241	2,939,397
	Gujarat Fluorochemicals Ltd.	239,722	7,981,524
	Gujarat Gas Ltd.	716,872	3,531,716
	Gujarat Industries Power Co. Ltd.	184,821	343,652
	Gujarat Mineral Development Corp. Ltd.	717,644	3,074,513
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	940,018	7,793,515
	Gujarat Pipavav Port Ltd.	2,004,191	2,925,458
	Gujarat State Fertilizers & Chemicals Ltd.	1,530,933	3,691,288
	Gujarat State Petronet Ltd.	2,370,041	7,603,487
	Gulf Oil Lubricants India Ltd.	122,908	923,023
	Happiest Minds Technologies Ltd.	140,468	1,383,363
*	Hathway Cable & Datacom Ltd.	1,624,952	353,374
	Hatsun Agro Product Ltd.	155,239	2,090,581
	Havells India Ltd.	593,712	8,909,128
	HBL Power Systems Ltd.	724,991	2,559,947
	HCL Technologies Ltd.	2,961,027	45,399,690
Ω	HDFC Asset Management Co. Ltd.	187,130	6,160,187
	HDFC Bank Ltd.	6,040,871	107,083,517
Ω	HDFC Life Insurance Co. Ltd.	516,609	3,853,542
*	HealthCare Global Enterprises Ltd.	110,861	494,538
	HEG Ltd.	88,959	1,743,440
	HeidelbergCement India Ltd.	586,254	1,327,962
	Heritage Foods Ltd.	262,754	704,323
	Hero MotoCorp Ltd.	572,927	21,286,097
	Hester Biosciences Ltd.	14,649	291,594
*	Heubach Colorants India Ltd.	31,576	165,038
	HFCL Ltd.	6,197,980	4,848,940
	HG Infra Engineering Ltd.	136,445	1,471,779
	Hikal Ltd.	352,326	1,163,839
	HIL Ltd.	28,845	964,457
	Himadri Speciality Chemical Ltd.	1,578,999	4,536,302
*	Himatsingka Seide Ltd.	8,883	16,376
	Hindalco Industries Ltd.	5,986,525	33,083,678
	Hinduja Global Solutions Ltd.	116,383	1,307,269
	Hindustan Aeronautics Ltd.	402,048	8,808,130
*	Hindustan Construction Co. Ltd.	3,715,241	1,143,618
	Hindustan Copper Ltd.	1,325,667	2,270,157
*	Hindustan Oil Exploration Co. Ltd.	239,595	473,304
*	Hindustan Petroleum Corp. Ltd.	1,994,784	5,937,064
	Hindustan Unilever Ltd.	993,821	29,658,984
	Hindware Home Innovation Ltd.	20,759	127,842
	Hitachi Energy India Ltd.	36,336	1,810,574
	Hle Glascoat Ltd.	26,127	165,259
	Honda India Power Products Ltd.	19,478	674,827
	Honeywell Automation India Ltd.	3,932	1,698,634
	Huhtamaki India Ltd.	138,490	468,969

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	I G Petrochemicals Ltd.	74,729	$435,915
	ICICI Bank Ltd., Sponsored ADR	4,263,961	94,617,295
	ICICI Bank Ltd.	1,022,786	11,264,169
Ω	ICICI Lombard General Insurance Co. Ltd.	343,115	5,684,964
Ω	ICICI Prudential Life Insurance Co. Ltd.	442,757	2,805,119
Ω	ICICI Securities Ltd.	153,668	1,185,192
	ICRA Ltd.	7,026	463,567
*	IDFC First Bank Ltd.	17,461,381	17,373,262
	IDFC Ltd.	8,737,119	12,043,845
*	IFB Industries Ltd.	38,527	407,108
	Igarashi Motors India Ltd.	11,730	82,967
	IIFL Finance Ltd.	1,280,812	9,551,026
	IIFL Securities Ltd.	1,246,275	1,507,907
*	India Cements Ltd.	1,121,694	2,812,308
	India Glycols Ltd.	117,563	946,507
	India Nippon Electricals Ltd.	7,359	43,800
	Indiabulls Housing Finance Ltd.	2,256,187	4,385,245
*	Indiabulls Real Estate Ltd.	2,789,695	2,443,820
Ω	IndiaMart InterMesh Ltd.	12,770	406,551
	Indian Bank	1,363,355	6,863,703
Ω	Indian Energy Exchange Ltd.	2,552,194	3,862,803
	Indian Hotels Co. Ltd.	2,141,902	9,877,951
	Indian Metals & Ferro Alloys Ltd.	52,983	277,041
	Indian Oil Corp. Ltd.	6,337,863	6,850,215
*	Indian Overseas Bank	1,266,815	599,972
	Indian Railway Catering & Tourism Corp. Ltd.	446,596	3,571,769
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	2,345,201
	Indo Count Industries Ltd.	579,347	1,974,831
	Indoco Remedies Ltd.	239,686	915,559
	Indraprastha Gas Ltd.	1,071,296	4,921,710
*	Indus Towers Ltd.	3,732,711	7,746,768
	IndusInd Bank Ltd.	1,045,761	18,112,497
	Infibeam Avenues Ltd.	6,491,424	1,483,126
	Info Edge India Ltd.	123,348	6,076,654
#	Infosys Ltd., Sponsored ADR	2,556,809	41,982,804
	Infosys Ltd.	7,928,147	130,560,719
	Ingersoll Rand India Ltd.	37,470	1,264,118
*	Inox Wind Ltd.	415,573	1,080,846
	Insecticides India Ltd.	64,008	394,949
	Intellect Design Arena Ltd.	491,645	4,027,408
*Ω	InterGlobe Aviation Ltd.	213,571	6,315,381
	IOL Chemicals & Pharmaceuticals Ltd.	136,077	688,282
	Ipca Laboratories Ltd.	866,790	10,263,168
	IRB Infrastructure Developers Ltd.	7,217,735	2,905,935
Ω	IRCON International Ltd.	1,546,615	2,576,825
	ISGEC Heavy Engineering Ltd.	19,353	156,553
	ITC Ltd.	9,888,606	50,907,941
	ITD Cementation India Ltd.	624,766	1,487,897
*	ITI Ltd.	307,399	994,189
	J Kumar Infraprojects Ltd.	211,956	1,029,521
*	Jagran Prakashan Ltd.	545,528	654,699
	Jai Corp. Ltd.	424,199	1,541,482
*	Jaiprakash Power Ventures Ltd.	12,117,602	1,390,296
	Jammu & Kashmir Bank Ltd.	2,054,328	2,630,739
	Jamna Auto Industries Ltd.	1,289,544	1,671,448
	JB Chemicals & Pharmaceuticals Ltd.	534,598	8,962,801
	JBM Auto Ltd.	127,351	1,834,947
	Jindal Poly Films Ltd.	175,712	1,324,200
	Jindal Saw Ltd.	1,516,771	8,104,944

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Stainless Ltd.	3,556,339	$18,970,401
	Jindal Steel & Power Ltd.	2,698,717	20,548,474
*	Jio Financial Services Ltd.	4,852,350	12,713,861
	JK Cement Ltd.	210,425	7,941,172
	JK Lakshmi Cement Ltd.	416,062	3,435,167
	JK Paper Ltd.	975,049	4,471,318
	JK Tyre & Industries Ltd.	1,159,437	4,243,728
	JM Financial Ltd.	2,886,374	2,844,083
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	31,305	405,725
	JSW Energy Ltd.	2,622,036	12,131,145
	JSW Steel Ltd.	3,300,520	29,173,512
	JTEKT India Ltd.	362,836	605,919
	Jubilant Foodworks Ltd.	1,697,690	10,183,550
	Jubilant Ingrevia Ltd.	851,853	4,297,250
	Jubilant Pharmova Ltd.	711,510	3,201,054
*	Just Dial Ltd.	17,152	150,973
	Jyothy Labs Ltd.	943,787	4,102,909
	Kajaria Ceramics Ltd.	643,210	9,737,746
	Kalpataru Projects International Ltd.	734,045	5,812,996
	Kalyani Steels Ltd.	205,374	1,129,864
	Kansai Nerolac Paints Ltd.	813,641	3,078,401
	Karnataka Bank Ltd.	1,691,799	4,666,924
	Karur Vysya Bank Ltd.	3,777,171	6,509,293
*	Kaveri Seed Co. Ltd.	227,002	1,691,540
	KCP Ltd.	563,447	885,522
	KEC International Ltd.	890,909	6,754,016
	KEI Industries Ltd.	454,719	13,101,840
	Kennametal India Ltd.	21,504	642,023
*	Kesoram Industries Ltd.	409,481	390,950
	Kewal Kiran Clothing Ltd.	47,847	436,589
*	Kiri Industries Ltd.	21,140	68,805
	Kirloskar Brothers Ltd.	92,151	994,528
	Kirloskar Ferrous Industries Ltd.	291,560	1,657,599
	Kirloskar Industries Ltd.	552	20,483
	Kirloskar Oil Engines Ltd.	454,583	2,994,906
	Kitex Garments Ltd.	249,242	606,518
	KNR Constructions Ltd.	1,103,018	3,479,805
	Kolte-Patil Developers Ltd.	180,980	1,040,909
	Kotak Mahindra Bank Ltd.	1,854,564	38,693,555
	Kovai Medical Center & Hospital.	2,860	87,540
	KPIT Technologies Ltd.	1,299,214	19,123,155
	KPR Mill Ltd.	576,072	5,555,708
	KRBL Ltd.	550,913	2,383,622
*Ω	Krishna Institute of Medical Sciences Ltd.	1,806	41,119
	Krsnaa Diagnostics Ltd.	16,755	141,125
	KSB Ltd.	60,752	2,215,278
	L&T Finance Holdings Ltd.	5,231,840	8,346,231
Ω	L&T Technology Services Ltd.	49,119	2,468,852
	LA Opala RG Ltd.	205,933	1,044,241
	Lakshmi Machine Works Ltd.	18,685	2,965,115
	Larsen & Toubro Ltd.	1,686,329	59,220,838
Ω	Laurus Labs Ltd.	1,662,584	7,230,347
	LG Balakrishnan & Bros Ltd.	187,741	2,405,068
	LIC Housing Finance Ltd.	2,409,376	13,289,306
	Linde India Ltd.	58,819	4,226,977
	LT Foods Ltd.	2,083,868	4,119,223
Ω	LTIMindtree Ltd.	286,925	17,465,736
	Lumax Auto Technologies Ltd.	224,947	948,389
	Lumax Industries Ltd.	12,583	323,462

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Lupin Ltd.	830,759	$11,231,691
	LUX Industries Ltd.	54,659	891,139
	Mahanagar Gas Ltd.	197,372	2,446,058
	Maharashtra Scooters Ltd.	1,975	178,638
	Maharashtra Seamless Ltd.	413,482	3,563,066
	Mahindra & Mahindra Financial Services Ltd.	3,642,072	10,756,268
	Mahindra & Mahindra Ltd.	2,821,605	49,632,471
*	Mahindra Holidays & Resorts India Ltd.	568,144	2,702,852
	Mahindra Lifespace Developers Ltd.	483,387	2,852,335
Ω	Mahindra Logistics Ltd.	78,679	330,455
	Maithan Alloys Ltd.	79,661	992,515
	Man Infraconstruction Ltd.	673,902	1,215,944
	Manappuram Finance Ltd.	4,357,034	7,170,476
	Mangalam Cement Ltd.	68,435	325,876
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	1,120,547
	Marico Ltd.	1,984,233	12,751,512
	Marksans Pharma Ltd.	2,061,049	2,618,162
	Maruti Suzuki India Ltd.	68,268	8,523,189
Ω	MAS Financial Services Ltd.	84,709	902,975
	Mastek Ltd.	93,772	2,488,746
	Max Estates Ltd.	137,235	443,227
*	Max Financial Services Ltd.	279,764	3,063,817
	Max Healthcare Institute Ltd.	939,733	6,469,452
	Mayur Uniquoters Ltd.	150,582	943,009
	Mazagon Dock Shipbuilders Ltd.	94,381	2,232,528
	Meghmani Organics Ltd.	1,091,739	964,981
Ω	Metropolis Healthcare Ltd.	107,922	1,831,617
	Minda Corp. Ltd.	552,395	2,143,013
Ω	Mishra Dhatu Nigam Ltd.	409,390	1,941,996
	MM Forgings Ltd.	64,711	672,611
	MOIL Ltd.	689,275	1,928,915
	Monte Carlo Fashions Ltd.	74,786	687,407
*	Morepen Laboratories Ltd.	2,115,850	851,739
	Motherson Sumi Wiring India Ltd.	7,639,857	5,508,438
	Motilal Oswal Financial Services Ltd.	305,627	3,821,309
	Mphasis Ltd.	420,038	10,716,616
	MPS Ltd.	2,024	35,988
	MRF Ltd.	6,597	8,599,430
	Mrs Bectors Food Specialities Ltd.	75,139	1,015,683
	MSTC Ltd.	113,859	603,855
	Mukand Ltd.	25,139	47,940
	Multi Commodity Exchange of India Ltd.	24,966	700,774
	Muthoot Finance Ltd.	852,138	13,381,038
	Nahar Spinning Mills Ltd.	45,200	149,489
	Narayana Hrudayalaya Ltd.	228,925	2,748,127
	Natco Pharma Ltd.	558,729	5,357,260
	National Aluminium Co. Ltd.	10,519,223	11,704,195
	National Fertilizers Ltd.	433,676	361,165
	Nava Ltd.	852,633	4,232,541
	Navin Fluorine International Ltd.	109,721	4,523,199
	Navneet Education Ltd.	655,288	1,196,310
	NBCC India Ltd.	3,449,364	2,739,193
	NCC Ltd.	2,922,154	5,081,992
	NCL Industries Ltd.	129,237	319,920
	NELCO Ltd.	48,730	413,465
	Neogen Chemicals Ltd.	45,895	878,723
	NESCO Ltd.	154,142	1,197,459
	Nestle India Ltd.	93,381	27,211,493
	Neuland Laboratories Ltd.	30,145	1,400,808

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Newgen Software Technologies Ltd.	72,657	$990,166
	NHPC Ltd.	8,392,295	5,096,152
	NIIT Learning Systems Ltd.	686,915	3,222,180
*	NIIT Ltd.	686,915	1,054,813
	Nilkamal Ltd.	48,172	1,384,736
Ω	Nippon Life India Asset Management Ltd.	421,511	1,980,432
	NLC India Ltd.	820,762	1,326,687
	NMDC Ltd.	4,298,310	7,963,381
*††	NMDC Steel Ltd.	2,720,359	1,314,348
	NOCIL Ltd.	951,165	2,521,631
	Novartis India Ltd.	19,447	153,695
	NRB Bearings Ltd.	430,506	1,340,777
	NTPC Ltd.	8,303,035	23,568,649
	Nucleus Software Exports Ltd.	64,922	1,204,900
	Nuvama Wealth Management Ltd.	35,125	1,233,570
	Oberoi Realty Ltd.	434,726	5,932,211
	Oil & Natural Gas Corp. Ltd.	5,625,632	12,574,307
	Oil India Ltd.	1,230,634	4,430,587
	One 97 Communications Ltd.	151,469	1,668,672
*	OnMobile Global Ltd.	142,401	186,789
	Oracle Financial Services Software Ltd.	118,736	5,524,785
	Orient Cement Ltd.	1,070,141	2,557,947
	Orient Electric Ltd.	468,455	1,224,910
	Orient Paper & Industries Ltd.	827,420	458,472
	Oriental Aromatics Ltd.	25,737	105,114
	Oriental Carbon & Chemicals Ltd.	25,884	232,951
	Oriental Hotels Ltd.	163,381	189,694
*	Orissa Minerals Development Co. Ltd.	1,696	134,527
	Page Industries Ltd.	26,237	11,885,654
	Paisalo Digital Ltd.	1,024,818	946,247
	Panama Petrochem Ltd.	213,758	822,939
*Ω	Parag Milk Foods Ltd.	179,912	440,082
*	Patel Engineering Ltd.	1,945,752	1,129,969
*	PC Jeweller Ltd.	867,882	306,636
	PCBL Ltd.	1,853,318	4,430,507
	Persistent Systems Ltd.	257,604	19,049,025
	Petronet LNG Ltd.	4,776,467	11,414,583
	Pfizer Ltd.	59,209	2,799,358
	Phoenix Mills Ltd.	398,416	8,715,105
	PI Industries Ltd.	271,163	11,047,878
	Pidilite Industries Ltd.	339,280	10,025,390
	Piramal Enterprises Ltd.	472,945	5,541,293
*	Piramal Pharma Ltd.	1,791,936	2,238,048
*Ω	PNB Housing Finance Ltd.	243,259	2,156,197
	PNC Infratech Ltd.	559,255	2,225,141
	Poly Medicure Ltd.	94,895	1,599,297
	Polycab India Ltd.	95,736	5,651,651
	Polyplex Corp. Ltd.	159,308	1,955,756
	Poonawalla Fincorp Ltd.	745,744	3,160,111
	Power Finance Corp. Ltd.	7,545,509	22,377,683
	Power Grid Corp. of India Ltd.	9,459,323	22,917,367
	Power Mech Projects Ltd.	27,360	1,176,911
	Praj Industries Ltd.	819,463	5,276,162
*	Prakash Industries Ltd.	736,654	1,407,963
Ω	Prataap Snacks Ltd.	25,483	252,241
	Precision Camshafts Ltd.	3,655	11,112
	Prestige Estates Projects Ltd.	969,796	8,890,668
*	Pricol Ltd.	744,984	3,168,975
*	Prime Focus Ltd.	56,364	62,226

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Prince Pipes & Fittings Ltd.	222,129	$1,688,440
*	Prism Johnson Ltd.	896,058	1,494,345
	Privi Speciality Chemicals Ltd.	26,844	396,131
	Procter & Gamble Health Ltd.	48,427	2,976,220
	Procter & Gamble Hygiene & Health Care Ltd.	29,729	6,249,751
	PSP Projects Ltd.	120,314	1,088,678
	PTC India Financial Services Ltd.	573,224	196,689
	PTC India Ltd.	1,958,139	3,302,614
	Punjab National Bank	4,867,558	4,263,586
	Puravankara Ltd.	99,373	166,969
*	PVR Inox Ltd.	143,678	2,755,347
Ω	Quess Corp. Ltd.	268,494	1,354,626
	Radico Khaitan Ltd.	485,979	7,119,282
	Rain Industries Ltd.	1,833,969	3,391,109
	Rajesh Exports Ltd.	484,610	2,628,261
	Rallis India Ltd.	645,725	1,684,699
	Ramco Cements Ltd.	635,741	7,584,884
	Ramco Industries Ltd.	199,156	511,894
*	Ramco Systems Ltd.	3,813	11,812
	Ramkrishna Forgings Ltd.	433,555	3,351,262
*	Ramky Infrastructure Ltd.	9,487	68,580
	Rane Holdings Ltd.	20,052	289,127
	Rashtriya Chemicals & Fertilizers Ltd.	1,922,250	2,941,420
	Ratnamani Metals & Tubes Ltd.	111,660	3,699,056
*	RattanIndia Power Ltd.	2,666,209	230,498
	Raymond Ltd.	263,472	5,571,580
Ω	RBL Bank Ltd.	3,201,732	8,502,276
	REC Ltd.	12,894,190	44,599,791
	Redington Ltd.	5,882,815	10,068,227
*	Redtape Ltd.	333,665	2,044,059
	Relaxo Footwears Ltd.	214,751	2,301,371
	Reliance Industrial Infrastructure Ltd.	55,253	665,934
	Reliance Industries Ltd.	4,679,629	128,741,265
*	Reliance Infrastructure Ltd.	726,569	1,484,202
*	Reliance Power Ltd.	17,689,317	3,634,989
	Repco Home Finance Ltd.	300,999	1,490,720
	Rhi Magnesita India Ltd.	97,903	809,493
	Rico Auto Industries Ltd.	465,999	491,649
	RITES Ltd.	320,701	1,753,464
	Rossari Biotech Ltd.	6,118	54,343
*	RPSG Ventures Ltd.	21,494	140,151
	RSWM Ltd.	273,374	584,995
	Rupa & Co. Ltd.	176,230	529,968
	Safari Industries India Ltd.	11,354	565,016
	Sagar Cements Ltd.	173,408	511,715
	Samvardhana Motherson International Ltd.	8,961,155	9,896,942
	Sandhar Technologies Ltd.	103,044	452,151
	Sangam India Ltd.	72,229	269,964
*	Sanghi Industries Ltd.	143,279	201,939
	Sanghvi Movers Ltd.	71,150	627,931
	Sanofi India Ltd.	52,233	4,727,611
	Sarda Energy & Minerals Ltd.	725,960	1,763,919
	Saregama India Ltd.	228,101	880,349
	Sasken Technologies Ltd.	15,694	216,720
*	Satin Creditcare Network Ltd.	260,914	760,186
	Savita Oil Technologies Ltd.	144,540	629,768
	SBI Cards & Payment Services Ltd.	447,631	4,029,659
Ω	SBI Life Insurance Co. Ltd.	378,335	6,223,404
	Schaeffler India Ltd.	146,940	4,973,255

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Schneider Electric Infrastructure Ltd.	169,587	$650,631
	SEAMEC Ltd.	20,221	172,534
*	SEPC Ltd.	1,658,755	366,253
*	Sequent Scientific Ltd.	391,071	464,113
	Seshasayee Paper & Boards Ltd.	104,986	436,979
Ω	SH Kelkar & Co. Ltd.	349,754	603,361
	Shakti Pumps India Ltd.	30,171	374,991
	Shankara Building Products Ltd.	51,416	446,103
	Shanthi Gears Ltd.	9,847	53,674
	Sharda Cropchem Ltd.	281,600	1,376,553
	Sharda Motor Industries Ltd.	48,278	553,838
*	Sheela Foam Ltd.	44,473	575,717
*	Shilpa Medicare Ltd.	136,127	579,411
	Shipping Corp. of India Ltd.	1,289,688	2,159,171
	Shipping Corp. of India Ltd.	1,289,688	157,070
*	Shoppers Stop Ltd.	123,679	954,561
	Shree Cement Ltd.	19,193	5,933,727
*	Shree Renuka Sugars Ltd.	3,250,199	1,894,130
	Shriram Finance Ltd.	976,353	22,097,185
	Siemens Ltd.	54,253	2,177,225
*	SIS Ltd.	173,232	857,252
	Siyaram Silk Mills Ltd.	131,603	838,470
	SJS Enterprises Ltd.	22,120	179,390
	SKF India Ltd.	120,694	7,108,507
	Skipper Ltd.	20,251	55,703
	Snowman Logistics Ltd.	110,948	65,339
	Sobha Ltd.	405,439	3,481,839
	Solar Industries India Ltd.	132,439	8,708,210
*	Solara Active Pharma Sciences Ltd.	71,972	263,880
	Somany Ceramics Ltd.	87,138	695,575
	Sonata Software Ltd.	488,002	6,700,273
	South Indian Bank Ltd.	8,911,428	2,590,645
	SP Apparels Ltd.	9,666	66,637
*	Spandana Sphoorty Financial Ltd.	32,023	342,210
	SRF Ltd.	758,896	19,944,560
*	Star Cement Ltd.	450,204	854,719
	State Bank of India	4,765,216	32,402,912
	State Bank of India, GDR.	18,416	1,247,891
	Steel Authority of India Ltd.	6,883,115	6,939,437
	Sterlite Technologies Ltd.	1,116,079	1,863,941
	Strides Pharma Science Ltd.	416,501	2,392,074
*	Stylam Industries Ltd.	20,886	421,649
	Styrenix Performance Materials Ltd.	6,626	110,251
*	Subex Ltd.	1,582,839	566,576
	Subros Ltd.	152,682	675,429
	Sudarshan Chemical Industries Ltd.	248,242	1,413,060
	Sumitomo Chemical India Ltd.	65,574	293,747
	Sun Pharmaceutical Industries Ltd.	1,752,842	22,841,119
	Sun TV Network Ltd.	894,567	6,803,299
	Sundaram Finance Holdings Ltd.	135,063	202,427
	Sundaram Finance Ltd.	148,728	5,697,827
	Sundram Fasteners Ltd.	649,236	9,784,876
*	Sunflag Iron & Steel Co. Ltd.	171,080	351,295
	Sunteck Realty Ltd.	361,811	1,882,508
	Suprajit Engineering Ltd.	454,229	1,986,854
	Supreme Industries Ltd.	302,971	15,756,239
	Supreme Petrochem Ltd.	476,982	3,287,826
	Surya Roshni Ltd.	308,896	2,128,603
	Sutlej Textiles & Industries Ltd.	431,231	274,509

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Suven Pharmaceuticals Ltd.	902,634	$6,233,835
*	Suzlon Energy Ltd.	34,335,189	12,677,303
	Swan Energy Ltd.	39,795	184,893
	Swaraj Engines Ltd.	35,022	847,602
	Symphony Ltd.	69,657	706,012
Ω	Syngene International Ltd.	857,678	7,005,433
	Tamil Nadu Newsprint & Papers Ltd.	175,186	585,841
	Tamilnadu Petroproducts Ltd.	419,700	461,983
	Tanla Platforms Ltd.	319,124	3,661,010
*	TARC Ltd.	292,832	360,349
	Tasty Bite Eatables Ltd.	1,054	198,539
	Tata Chemicals Ltd.	1,083,414	12,471,116
	Tata Coffee Ltd.	638,032	2,019,892
	Tata Communications Ltd.	546,859	10,904,691
	Tata Consultancy Services Ltd.	2,031,341	82,310,411
	Tata Consumer Products Ltd.	1,272,093	13,757,331
	Tata Elxsi Ltd.	132,140	12,140,475
	Tata Metaliks Ltd.	101,490	1,093,512
	Tata Motors Ltd.	6,576,111	49,736,601
	Tata Power Co. Ltd.	3,289,898	9,465,408
*	Tata Steel Long Products Ltd.	7,521	70,413
	Tata Steel Ltd.	32,426,467	46,330,589
	TCI Express Ltd.	88,976	1,417,671
*Ω	TCNS Clothing Co. Ltd.	7,113	30,278
	TD Power Systems Ltd.	416,285	1,214,062
	Tech Mahindra Ltd.	2,058,251	28,046,385
	Techno Electric & Engineering Co. Ltd.	395,117	2,369,555
*Ω	Tejas Networks Ltd.	90,072	924,349
	Texmaco Rail & Engineering Ltd.	932,678	1,369,753
	Thermax Ltd.	143,663	4,877,946
	Thirumalai Chemicals Ltd.	643,857	1,537,209
	Thomas Cook India Ltd.	679,968	1,109,406
Ω	Thyrocare Technologies Ltd.	66,555	435,698
	Tide Water Oil Co. India Ltd.	37,453	520,610
	Tilaknagar Industries Ltd.	184,091	464,088
	Time Technoplast Ltd.	1,265,490	2,425,217
	Timken India Ltd.	147,435	5,132,171
	Tinplate Co. of India Ltd.	377,823	1,704,102
	Titagarh Rail System Ltd.	292,043	2,671,405
	Titan Co. Ltd.	763,090	29,293,527
	Torrent Pharmaceuticals Ltd.	504,040	11,691,342
	Torrent Power Ltd.	893,398	7,803,846
	Tourism Finance Corp. of India Ltd.	193,138	239,419
*	TransIndia Real Estate Ltd.	686,770	322,109
	Transport Corp. of India Ltd.	296,037	2,920,273
	Trent Ltd.	350,565	9,096,476
	Trident Ltd.	8,614,344	3,600,749
	Triveni Engineering & Industries Ltd.	697,580	2,988,660
*	Triveni Turbine Ltd.	642,590	2,777,776
	TTK Prestige Ltd.	242,585	2,325,207
	Tube Investments of India Ltd.	470,598	17,826,934
	TV Today Network Ltd.	234,605	600,167
*	TV18 Broadcast Ltd.	4,196,521	2,083,016
	TVS Holdings Ltd.	19,306	1,253,901
	TVS Holdings Pvt Ltd.	19,306	236,819
	TVS Motor Co. Ltd.	500,115	9,564,094
	TVS Srichakra Ltd.	26,058	1,206,547
	Uflex Ltd.	350,355	1,785,116
	Ugar Sugar Works Ltd.	245,819	282,153

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Ugro Capital Ltd.	113,102	$393,796
	Ujjivan Financial Services Ltd.	404,583	2,602,143
Ω	Ujjivan Small Finance Bank Ltd.	5,225,317	3,287,807
	UltraTech Cement Ltd.	218,855	22,195,724
*	Unichem Laboratories Ltd.	194,087	1,013,892
	Union Bank of India Ltd.	4,594,682	5,590,387
	United Breweries Ltd.	122,332	2,376,802
*	United Spirits Ltd.	815,065	10,091,169
	UNO Minda Ltd.	1,009,038	7,117,645
	UPL Ltd.	3,110,432	20,199,626
	Usha Martin Ltd.	1,011,349	3,591,230
	UTI Asset Management Co. Ltd.	41,845	377,061
*	VA Tech Wabag Ltd.	298,041	1,723,244
	Vaibhav Global Ltd.	175,954	884,894
	Vakrangee Ltd.	1,116,643	237,302
Ω	Valiant Organics Ltd.	7,526	39,747
	Vardhman Textiles Ltd.	1,057,253	4,698,329
*Ω	Varroc Engineering Ltd.	161,423	895,083
	Varun Beverages Ltd.	1,184,182	13,016,173
	Vedanta Ltd.	3,143,839	8,181,297
	Venky’s India Ltd.	37,741	888,417
	Vesuvius India Ltd.	25,372	1,092,432
	V-Guard Industries Ltd.	1,040,667	3,718,740
	Vimta Labs Ltd.	61,833	339,665
	Vinati Organics Ltd.	172,963	3,591,316
	Vindhya Telelinks Ltd.	27,832	821,096
	VIP Industries Ltd.	167,049	1,229,977
	Visaka Industries Ltd.	91,092	93,460
	VL E-Governance & IT Solutions Ltd.	287,515	103,080
*	V-Mart Retail Ltd.	25,164	496,155
*	Vodafone Idea Ltd.	29,375,606	4,181,973
	Voltamp Transformers Ltd.	19,584	1,127,842
	Voltas Ltd.	238,280	2,393,504
	VRL Logistics Ltd.	267,849	2,137,226
	VST Industries Ltd.	31,711	1,219,810
	VST Tillers Tractors Ltd.	25,237	1,063,963
	Welspun Corp. Ltd.	1,157,870	5,913,459
	Welspun Enterprises Ltd.	442,399	1,395,317
	Welspun India Ltd.	2,964,446	5,362,633
	West Coast Paper Mills Ltd.	430,217	3,792,296
	Westlife Foodworld Ltd.	138,841	1,323,419
	Wheels India Ltd.	45,518	383,269
	Whirlpool of India Ltd.	120,592	2,365,876
	Wipro Ltd.	4,030,587	18,556,610
*	Wockhardt Ltd.	304,296	828,443
	Wonderla Holidays Ltd.	88,852	913,821
*	Yes Bank Ltd.	21,569,774	4,146,930
*	Zee Entertainment Enterprises Ltd.	6,665,050	20,676,098
*	Zee Media Corp. Ltd.	2,362,482	377,637
	Zensar Technologies Ltd.	648,410	3,817,516
*	Zomato Ltd.	8,113,857	10,228,426
	Zydus Lifesciences Ltd.	1,047,502	7,247,532
	Zydus Wellnes Ltd.	52,395	967,397

TOTAL INDIA			4,290,543,866

INDONESIA — (1.9%)
	ABM Investama Tbk. PT	2,698,100	648,309
	Ace Hardware Indonesia Tbk. PT	63,074,000	3,175,918
	Adaro Energy Indonesia Tbk. PT	84,508,300	13,635,341

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Adhi Karya Persero Tbk. PT	13,705,879	$346,962
*	Adi Sarana Armada Tbk. PT	10,591,700	540,205
*	Agung Semesta Sejahtera Tbk. PT	29,109,300	20,116
	AKR Corporindo Tbk. PT	58,910,300	5,527,738
*	Alam Sutera Realty Tbk. PT	75,956,400	793,493
*	Allo Bank Indonesia Tbk. PT	491,500	36,967
	Aneka Tambang Tbk. PT	22,650,319	2,426,831
	Arwana Citramulia Tbk. PT	21,783,200	905,083
	Ashmore Asset Management Indonesia Tbk. PT	1,446,100	86,818
	Astra Agro Lestari Tbk. PT	4,253,222	1,886,505
	Astra International Tbk. PT	55,781,400	20,292,133
	Astra Otoparts Tbk. PT	4,900,900	851,670
*	Asuransi Maximus Graha Persada Tbk. PT	1,160,200	4,087
*††	Bakrie Telecom Tbk. PT	35,294,139	0
*	Bali Bintang Sejahtera Tbk. PT	425,200	4,544
*	Bank Amar Indonesia Tbk. PT	10,983,610	218,613
	Bank BTPN Syariah Tbk. PT	16,231,900	1,608,988
*	Bank Bukopin Tbk. PT	142,642,188	700,843
*	Bank Capital Indonesia Tbk. PT	20,448,500	168,648
	Bank Central Asia Tbk. PT	91,803,500	50,576,439
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	85,554
*	Bank Ganesha Tbk. PT	8,856,600	40,068
*	Bank Ina Perdana PT	2,273,000	592,326
*	Bank Jago Tbk. PT	1,161,200	115,293
	Bank Mandiri Persero Tbk. PT	117,659,172	42,033,981
*	Bank Mayapada International Tbk. PT	3,397,500	98,005
	Bank Maybank Indonesia Tbk. PT	9,420,600	147,111
*	Bank MNC Internasional Tbk. PT	30,635,900	123,389
*	Bank Nationalnobu Tbk. PT	3,788,425	173,908
	Bank Negara Indonesia Persero Tbk. PT	33,396,260	10,078,543
*	Bank Neo Commerce Tbk. PT	2,523,500	35,657
	Bank OCBC Nisp Tbk. PT	6,462,500	451,679
*	Bank Pan Indonesia Tbk. PT	32,035,500	2,290,769
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	30,244,357	2,161,484
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	31,858,200	1,213,678
	Bank Rakyat Indonesia Persero Tbk. PT	95,125,259	29,744,137
*	Bank Raya Indonesia Tbk. PT	430,000	6,070
	Bank Syariah Indonesia Tbk. PT	17,146,600	1,620,085
	Bank Tabungan Negara Persero Tbk. PT	49,058,354	3,784,724
	Barito Pacific Tbk. PT	76,992,510	5,455,972
	Bayan Resources Tbk. PT	1,361,800	1,562,825
*	Bekasi Fajar Industrial Estate Tbk. PT	5,123,100	42,892
	BFI Finance Indonesia Tbk. PT	64,076,400	4,134,939
*	Bintang Oto Global Tbk. PT	5,299,300	410,272
	BISI International Tbk. PT	11,631,812	1,142,697
	Blue Bird Tbk. PT	4,291,800	535,068
*	Buana Lintas Lautan Tbk. PT	116,607,300	557,602
*	Bukalapak.com Tbk. PT	23,021,400	304,792
	Bukit Asam Tbk. PT	31,803,400	4,964,445
*	Bumi Resources Minerals Tbk. PT	129,101,000	1,575,955
*	Bumi Resources Tbk. PT	324,665,800	2,310,190
*	Bumi Serpong Damai Tbk. PT	59,167,400	3,741,920
*	Bumi Teknokultura Unggul Tbk. PT	24,398,900	76,799
*	Capital Financial Indonesia Tbk. PT	2,855,300	99,675
	Catur Sentosa Adiprana Tbk. PT	864,200	30,514
*	Cemindo Gemilang PT	1,851,800	109,586
*	Charoen Pokphand Indonesia Tbk. PT	20,843,160	7,611,684
Ω	Cikarang Listrindo Tbk. PT	7,638,100	341,403
	Ciputra Development Tbk. PT	76,437,315	5,333,847

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Citra Marga Nusaphala Persada Tbk. PT	20,081,671	$2,053,932
*	City Retail Developments Tbk. PT	11,633,200	102,157
	Dayamitra Telekomunikasi PT	512,000	19,974
	Delta Dunia Makmur Tbk. PT	41,117,700	895,667
	Dharma Satya Nusantara Tbk. PT	33,645,100	1,207,742
	Elang Mahkota Teknologi Tbk. PT	27,133,900	854,903
	Elnusa Tbk. PT	24,077,500	655,545
	Erajaya Swasembada Tbk. PT	81,227,800	2,045,873
*	Gajah Tunggal Tbk. PT	9,504,000	526,308
	Garudafood Putra Putri Jaya Tbk. PT	23,588,900	623,552
	Gudang Garam Tbk. PT	1,683,700	2,467,796
*††	Hanson International Tbk. PT	637,185,300	0
	Harum Energy Tbk. PT	20,984,800	2,134,712
	Hexindo Adiperkasa Tbk. PT	1,174,656	410,384
	Impack Pratama Industri Tbk. PT	36,436,400	830,458
	Indah Kiat Pulp & Paper Tbk. PT	14,021,500	8,474,627
	Indika Energy Tbk. PT	22,312,800	2,549,993
	Indo Tambangraya Megah Tbk. PT	3,407,100	5,690,669
	Indocement Tunggal Prakarsa Tbk. PT	3,495,300	2,041,828
	Indofood CBP Sukses Makmur Tbk. PT	3,114,100	2,029,685
	Indofood Sukses Makmur Tbk. PT	25,932,400	10,856,693
	Indomobil Sukses Internasional Tbk. PT	3,900,700	336,456
	Indosat Tbk. PT	4,834,300	2,877,177
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	46,307,188	1,486,652
*	Integra Indocabinet Tbk. PT	12,027,700	254,391
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	3,250,300	40,528
	Japfa Comfeed Indonesia Tbk. PT	52,239,800	4,028,053
	Jasa Marga Persero Tbk. PT	8,677,858	2,328,817
	Jaya Real Property Tbk. PT	5,813,800	254,419
	Kalbe Farma Tbk. PT	65,845,700	7,002,991
*	Kapuas Prima Coal Tbk. PT	22,409,900	70,548
*	Kawasan Industri Jababeka Tbk. PT	136,892,745	1,137,881
	KMI Wire & Cable Tbk. PT	28,325,800	584,935
*	Krakatau Steel Persero Tbk. PT	35,041,337	372,659
	Lautan Luas Tbk. PT	329,800	21,687
*	Lippo Cikarang Tbk. PT	17,730,905	1,004,648
*	Lippo Karawaci Tbk. PT	324,039,762	1,795,448
*	M Cash Integrasi PT	90,400	37,868
*	Mahkota Group Tbk. PT	1,511,200	67,543
*	Malindo Feedmill Tbk. PT	5,480,200	153,203
	Map Aktif Adiperkasa PT	26,348,300	1,236,180
	Matahari Department Store Tbk. PT	7,178,500	898,977
	Mayora Indah Tbk. PT	18,209,125	3,269,066
*	MD Pictures Tbk. PT	1,533,900	232,851
	Medco Energi Internasional Tbk. PT	63,757,160	5,125,761
	Media Nusantara Citra Tbk. PT	38,130,593	1,186,181
	Medikaloka Hermina Tbk. PT	33,678,000	3,233,509
*	Mega Manunggal Property Tbk. PT	2,014,300	43,606
*	Merdeka Copper Gold Tbk. PT	13,876,862	1,946,309
*	Metro Healthcare Indonesia Tbk. PT	43,855,400	1,325,187
	Metrodata Electronics Tbk. PT	30,379,600	965,411
	Metropolitan Kentjana Tbk. PT	27,200	47,712
	Mitra Adiperkasa Tbk. PT	67,502,700	7,374,984
	Mitra Keluarga Karyasehat Tbk. PT	16,263,800	2,804,397
	Mitra Pinasthika Mustika Tbk. PT	11,008,300	693,007
*	MNC Digital Entertainment Tbk. PT	4,378,800	830,324
*	MNC Land Tbk. PT	102,637,700	433,260
	Mulia Industrindo Tbk. PT	10,812,000	277,753

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Multipolar Tbk. PT	49,085,700	$228,793
*	NFC Indonesia Tbk. PT	130,200	54,175
	Nippon Indosari Corpindo Tbk. PT	19,741,289	1,607,743
*††	Omni Inovasi Indonesia Tbk. PT	17,703,800	41,794
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,253,600	3,493,927
*	Pacific Strategic Financial Tbk. PT	12,766,300	876,002
	Pakuwon Jati Tbk. PT	113,629,800	2,859,983
*	Panin Financial Tbk. PT	114,859,300	1,966,687
*	Paninvest Tbk. PT	7,925,300	496,890
	Perusahaan Gas Negara Tbk. PT	42,575,700	3,366,184
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	27,304,900	1,572,843
*††	Pool Advista Indonesia Tbk. PT	8,941,700	5,277
*	PP Persero Tbk. PT	22,202,490	789,685
	Prodia Widyahusada Tbk. PT	588,400	237,725
	Puradelta Lestari Tbk. PT	52,900,500	569,140
*	Quantum Clovera Investama Tbk. PT	5,169,200	16,271
	Ramayana Lestari Sentosa Tbk. PT	13,903,700	436,093
	Resource Alam Indonesia Tbk. PT	2,192,600	56,010
*††	Rimo International Lestari Tbk. PT	151,291,900	0
	Rukun Raharja Tbk. PT	881,200	52,140
	Salim Ivomas Pratama Tbk. PT	31,135,200	736,868
	Samator Indo Gas Tbk. PT	248,200	24,612
	Sampoerna Agro Tbk. PT	5,071,559	644,747
	Samudera Indonesia Tbk. PT	59,070,100	1,122,941
*	Sarana Meditama Metropolitan Tbk. PT	9,682,500	209,605
	Sarana Menara Nusantara Tbk. PT	52,971,600	2,970,871
	Sariguna Primatirta Tbk. PT	14,646,300	590,244
	Sawit Sumbermas Sarana Tbk. PT	31,063,700	2,238,964
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	16,582,900	2,264,371
	Semen Baturaja Tbk. PT	12,933,000	253,972
	Semen Indonesia Persero Tbk. PT	11,619,086	4,464,666
	Siloam International Hospitals Tbk. PT	21,602,000	3,265,452
*	Sinar Mas Multiartha Tbk. PT	278,500	253,086
*††	Sri Rejeki Isman Tbk. PT	96,691,300	166,630
	Steel Pipe Industry of Indonesia PT	16,408,800	301,697
	Sumber Alfaria Trijaya Tbk. PT	31,090,400	5,658,350
	Summarecon Agung Tbk. PT	79,145,547	2,664,165
	Surya Citra Media Tbk. PT	113,989,200	1,083,936
	Surya Esa Perkasa Tbk. PT	49,970,100	1,887,566
*	Surya Permata Andalan Tbk. PT	373,500	11,474
*	Surya Semesta Internusa Tbk. PT	32,063,800	827,434
*††	Suryainti Permata Tbk. PT	3,098,000	0
	Telkom Indonesia Persero Tbk. PT	55,290,600	12,120,569
	Telkom Indonesia Persero Tbk. PT, ADR	369,807	8,135,754
	Temas Tbk. PT	17,648,200	172,079
	Tempo Scan Pacific Tbk. PT	2,540,900	267,129
	Timah Tbk. PT	20,508,267	890,522
	Tower Bersama Infrastructure Tbk. PT	12,135,600	1,581,079
*††	Trada Alam Minera Tbk. PT	173,119,000	0
	Transcoal Pacific Tbk. PT	2,354,300	1,292,504
	Trias Sentosa Tbk. PT	3,690,500	119,055
	Triputra Agro Persada PT	25,020,900	866,427
	Tunas Baru Lampung Tbk. PT	27,808,157	1,488,852
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	12,046,100	1,274,545
	Unilever Indonesia Tbk. PT	20,707,000	4,721,372
	United Tractors Tbk. PT	9,512,346	15,053,364
	Vale Indonesia Tbk. PT	7,912,250	2,465,850
*††	Waskita Beton Precast Tbk. PT	48,306,300	152,056

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*††	Waskita Karya Persero Tbk. PT	52,554,757	$502,885
	Wijaya Karya Beton Tbk. PT	25,227,900	217,553
*	Wijaya Karya Persero Tbk. PT	19,524,422	471,737
*	Wintermar Offshore Marine Tbk. PT	433,700	11,762
	XL Axiata Tbk. PT	47,082,245	6,730,204

TOTAL INDONESIA			450,752,977

KUWAIT — (0.2%)
	A’ayan Leasing & Investment Co. KSCP	5,322,063	2,648,563
*	Agility Public Warehousing Co. KSC	681,155	1,157,820
	Ahli United Bank KSCP	12,000	9,617
	Al Ahli Bank of Kuwait KSCP	251,163	173,692
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	419,213	224,881
	Al-Eid Food KSC	632,703	345,538
*	Alimtiaz Investment Group KSC	1,515,980	255,235
*	Arabi Group Holding KSC	179,330	311,198
	Arzan Financial Group for Financing & Investment KPSC	2,122,703	1,118,115
*	Asiya Capital Investments Co. KSCP	1,981,698	272,167
	Boubyan Bank KSCP	912,215	1,727,446
	Boubyan Petrochemicals Co. KSCP	113,431	224,699
	Boursa Kuwait Securities Co. KPSC	123,404	691,094
	Burgan Bank SAK	57,329	30,198
	Combined Group Contracting Co. SAK	597,134	812,388
	Commercial Facilities Co. SAKP	104,594	51,714
	Commercial Real Estate Co. KSC	972,786	309,016
	Gulf Bank KSCP	555,609	425,527
	Gulf Cables & Electrical Industries Group Co. KSCP	56,803	216,602
	Heavy Engineering & Ship Building Co. KSCP, Class B	162,627	396,779
	Humansoft Holding Co. KSC	177,474	1,743,484
	Integrated Holding Co. KCSC	708,896	1,012,545
	Jazeera Airways Co. KSCP	116,949	551,771
	Kuwait Cement Co. KSC	65,364	31,262
	Kuwait Finance House KSCP	5,636,377	12,458,497
	Kuwait Financial Centre SAK	60,617	18,609
	Kuwait International Bank KSCP	986,210	468,486
	Kuwait Real Estate Co. KSC	2,318,802	1,191,435
	Kuwait Telecommunications Co.	509,088	871,923
	Mabanee Co. KPSC	163,720	436,481
	Mezzan Holding Co. KSCC	232,274	375,301
	Mobile Telecommunications Co. KSCP	181,990	282,880
	National Bank of Kuwait SAKP	4,394,118	12,453,196
	National Industries Group Holding SAK	1,049,648	603,772
	National Investments Co. KSCP	1,253,752	753,588
	Salhia Real Estate Co. KSCP	265,295	343,782
	Securities House KSC	149,671	25,102
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	611,038	343,579
*	Sultan Center Food Products Co. KSC	5,505	1,832
	Warba Bank KSCP	1,640,443	911,799

TOTAL KUWAIT			46,281,613

MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	858,185
#	Able Global Bhd.	359,700	96,718
#	Aeon Co. M Bhd.	3,080,100	698,612
#	AEON Credit Service M Bhd.	879,540	2,097,526
#	AFFIN Bank Bhd.	4,103,443	1,739,843
	Ajinomoto Malaysia Bhd.	35,500	114,602
	Alliance Bank Malaysia Bhd.	6,696,400	4,822,433

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Allianz Malaysia Bhd.	125,300	$421,329
#	AME Elite Consortium Bhd.	270,300	82,242
#	AMMB Holdings Bhd.	6,448,950	5,173,621
#	Ancom Nylex Bhd.	2,110,600	531,569
#*	Ann Joo Resources Bhd.	1,038,900	235,592
#	Astro Malaysia Holdings Bhd.	3,015,100	262,637
	Axiata Group Bhd.	10,334,435	4,728,417
#	Bank Islam Malaysia Bhd.	3,765,159	1,699,766
	Batu Kawan Bhd.	400,750	1,723,242
#*	Berjaya Assets Bhd.	1,232,400	75,239
#*	Berjaya Corp. Bhd.	25,204,813	1,534,581
#	Berjaya Food Bhd.	2,402,000	342,555
#*	Berjaya Land Bhd.	2,070,900	121,639
#*	Bermaz Auto Bhd.	3,860,900	2,025,250
	Boustead Plantations Bhd.	5,534,800	1,696,767
#	British American Tobacco Malaysia Bhd.	671,100	1,324,792
#*	Bumi Armada Bhd.	25,216,550	2,917,276
	Bursa Malaysia Bhd.	2,773,800	3,953,279
	Cahya Mata Sarawak Bhd.	4,181,400	974,705
	Carlsberg Brewery Malaysia Bhd., Class B	646,700	2,700,571
*††	Carotech Bhd.	44,425	0
#	CB Industrial Product Holding Bhd.	2,888,820	654,394
	CELCOMDIGI Bhd.	7,077,420	6,284,465
	CIMB Group Holdings Bhd.	13,202,648	15,818,050
#*	Coastal Contracts Bhd.	1,119,200	453,120
*	Comfort Glove Bhd.	533,700	39,238
#	CSC Steel Holdings Bhd.	1,264,100	310,699
	CTOS Digital Bhd.	129,700	39,500
*	Cypark Resources Bhd.	744,550	152,591
#	D&O Green Technologies Bhd.	3,172,600	2,183,618
	Datasonic Group Bhd.	1,119,700	101,148
	Dayang Enterprise Holdings Bhd.	3,269,363	1,278,112
#	Dialog Group Bhd.	6,295,384	2,840,420
#	DRB-Hicom Bhd.	7,825,500	2,285,862
#	Dufu Technology Corp. Bhd.	1,397,300	505,562
#	Duopharma Biotech Bhd.	981,951	245,273
	Dutch Lady Milk Industries Bhd.	83,400	395,446
#	Eco World Development Group Bhd.	5,307,000	1,125,667
	Eco World International Bhd.	63,200	4,513
#*	Ecofirst Consolidated Bhd.	1,552,400	114,184
#*	Ekovest Bhd.	10,232,050	1,021,208
#	FGV Holdings Bhd.	688,300	189,129
#	Formosa Prosonic Industries Bhd.	383,500	230,340
	Fraser & Neave Holdings Bhd.	317,000	1,736,531
#	Frontken Corp. Bhd.	5,269,000	3,521,785
	Gadang Holdings Bhd.	2,291,200	156,379
#	Gamuda Bhd.	5,351,047	5,213,283
#	Gas Malaysia Bhd.	654,900	452,315
	Genting Bhd.	4,393,900	3,718,044
#	Genting Malaysia Bhd.	4,440,200	2,256,320
#	Genting Plantations Bhd.	932,800	1,060,897
#	George Kent Malaysia Bhd.	2,239,687	218,758
#	Globetronics Technology Bhd.	3,017,445	907,266
#*	Greatech Technology Bhd.	101,800	98,879
#	Guan Chong Bhd.	1,065,900	485,656
#	Hai-O Enterprise Bhd.	1,680,022	345,436
#	HAP Seng Consolidated Bhd.	4,294,340	4,426,562
#	Hap Seng Plantations Holdings Bhd.	1,488,800	559,432
	Hartalega Holdings Bhd.	5,412,400	2,351,568

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Heineken Malaysia Bhd.	643,000	$3,218,008
#	Hengyuan Refining Co. Bhd.	844,900	564,236
	HeveaBoard Bhd.	908,100	67,695
#	Hextar Global Bhd.	1,097,100	167,127
#	Hiap Teck Venture Bhd.	11,570,400	1,009,193
#	Hibiscus Petroleum Bhd.	5,858,440	3,289,085
#	Hong Leong Bank Bhd.	529,865	2,157,505
	Hong Leong Capital Bhd.	193,600	189,451
#	Hong Leong Financial Group Bhd.	1,114,498	4,106,434
	Hong Leong Industries Bhd.	506,400	957,236
*	Hong Seng Consolidated Bhd.	643,200	6,752
	Hup Seng Industries Bhd.	1,551,400	226,347
	IGB Bhd.	735,738	333,936
#	IHH Healthcare Bhd.	1,648,300	2,074,869
	IJM Corp. Bhd.	11,315,626	4,514,713
#	Inari Amertron Bhd.	8,085,732	4,847,862
	Insas Bhd.	4,362,802	787,397
#	IOI Corp. Bhd.	4,447,977	3,669,983
#	IOI Properties Group Bhd.	5,557,619	2,158,211
*	Iris Corp. Bhd.	779,200	12,307
*	Iskandar Waterfront City Bhd.	3,034,000	392,222
#*	JAKS Resources Bhd.	11,627,360	475,703
#	Jaya Tiasa Holdings Bhd.	4,881,339	881,211
#*	JHM Consolidation Bhd.	771,800	118,285
	Keck Seng Malaysia Bhd.	358,100	334,448
#	Kelington Group Bhd.	693,300	217,096
	Kenanga Investment Bank Bhd.	1,826,100	325,909
	Kerjaya Prospek Group Bhd.	1,627,887	475,093
#	Kim Loong Resources Bhd.	1,212,260	478,718
#*	KNM Group Bhd.	15,379,881	321,607
#	Kobay Technology Bhd.	604,100	223,497
#	Kossan Rubber Industries Bhd.	7,721,400	2,188,445
	KPJ Healthcare Bhd.	9,881,600	2,654,265
#	Kretam Holdings Bhd.	4,777,400	616,789
#*	KSL Holdings Bhd.	665,900	151,216
	Kuala Lumpur Kepong Bhd.	1,056,330	4,876,178
	Kumpulan Fima Bhd.	709,900	265,191
	Lagenda Properties Bhd.	1,004,300	248,893
	Land & General Bhd.	13,569,120	342,020
#	LBS Bina Group Bhd.	5,021,393	543,307
#	Leong Hup International Bhd.	1,263,300	165,795
#	Lii Hen Industries Bhd.	2,139,900	433,522
#Ω	Lotte Chemical Titan Holding Bhd.	1,637,675	388,386
#	LPI Capital Bhd.	557,140	1,400,672
#	Magni-Tech Industries Bhd.	1,388,700	574,365
#	Magnum Bhd.	4,205,462	944,190
	Mah Sing Group Bhd.	8,434,551	1,453,154
#	Malakoff Corp. Bhd.	8,503,100	1,053,160
#	Malayan Banking Bhd.	7,849,450	14,863,375
#	Malayan Flour Mills Bhd.	4,271,300	573,924
#	Malaysia Airports Holdings Bhd.	2,935,283	4,554,113
#	Malaysia Building Society Bhd.	14,441,367	2,200,186
#	Malaysia Smelting Corp. Bhd.	1,039,400	464,816
#	Malaysian Pacific Industries Bhd.	489,925	2,648,238
#	Malaysian Resources Corp. Bhd.	11,552,657	1,043,844
#	Matrix Concepts Holdings Bhd.	6,156,405	1,988,199
#	Maxis Bhd.	4,990,615	4,149,639
#	MBM Resources Bhd.	866,110	709,335
	Media Prima Bhd.	1,753,200	153,618

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Mega First Corp. Bhd.	3,697,000	$2,684,277
	MISC Bhd.	2,199,460	3,348,407
#	MKH Bhd.	2,772,375	814,818
#	MNRB Holdings Bhd.	3,224,954	806,126
	MPHB Capital Bhd.	529,800	119,220
#Ω	MR DIY Group M Bhd.	2,046,100	635,689
	Muda Holdings Bhd.	252,200	74,662
*	Muhibbah Engineering M Bhd.	2,475,650	358,711
	My EG Services Bhd.	15,167,602	2,484,125
#	Nestle Malaysia Bhd.	131,500	3,417,435
*	Nylex Malaysia Bhd.	20,250	1,404
*	OCK Group Bhd.	2,278,500	188,939
	Oriental Holdings Bhd.	972,540	1,286,313
#	OSK Holdings Bhd.	7,740,167	1,916,186
#	PA Resources Bhd.	1,297,000	65,452
#	Padini Holdings Bhd.	2,358,000	1,954,446
	Panasonic Manufacturing Malaysia Bhd.	50,500	189,837
	Pantech Group Holdings Bhd.	2,830,131	516,909
#	Paramount Corp. Bhd.	1,893,175	365,507
	Pentamaster Corp. Bhd.	28,100	29,515
#	Perak Transit Bhd.	2,845,000	710,483
#	Petron Malaysia Refining & Marketing Bhd.	613,600	581,133
#	Petronas Chemicals Group Bhd.	5,351,100	8,251,424
	Petronas Dagangan Bhd.	747,200	3,584,474
	Petronas Gas Bhd.	1,214,908	4,386,414
#	PIE Industrial Bhd.	283,200	184,443
*	PMB Technology Bhd.	322,900	206,832
#*	Pos Malaysia Bhd.	465,800	49,873
	Power Root Bhd.	49,400	20,422
	PPB Group Bhd.	1,539,040	4,903,921
	Press Metal Aluminium Holdings Bhd.	6,686,660	6,911,840
	Public Bank Bhd.	25,473,055	22,248,207
	QL Resources Bhd.	3,487,230	4,047,287
#	Ranhill Utilities Bhd.	976,277	118,897
	RCE Capital Bhd.	288,300	150,768
#	RHB Bank Bhd.	5,401,807	6,327,148
#	Sam Engineering & Equipment M Bhd.	603,600	548,843
*	Sapura Energy Bhd.	40,752,188	427,494
#	Sarawak Oil Palms Bhd.	2,372,337	1,270,074
	Scientex Bhd.	4,691,184	3,592,188
	SEG International Bhd.	533,828	73,388
#*	Shangri-La Hotels Malaysia Bhd.	253,500	115,532
	Sime Darby Bhd.	9,494,587	4,563,263
	Sime Darby Plantation Bhd.	4,759,461	4,338,864
#	Sime Darby Property Bhd.	12,436,087	1,606,078
#	SKP Resources Bhd.	5,375,925	891,029
	SP Setia Bhd. Group..	8,476,059	1,496,237
#	Sports Toto Bhd.	4,556,250	1,386,529
*††	Sumatec Resources Bhd.	786,700	0
	Sunway Bhd.	5,859,790	2,275,179
#	Sunway Construction Group Bhd.	1,790,819	718,109
#	Supermax Corp. Bhd.	4,399,200	729,773
	Suria Capital Holdings Bhd.	261,280	86,702
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,686,975	2,075,334
#	Ta Ann Holdings Bhd.	1,848,123	1,298,749
#	Taliworks Corp. Bhd.	2,261,466	377,569
	Tan Chong Motor Holdings Bhd.	864,500	183,234
#	TASCO Bhd.	858,600	146,866
	Telekom Malaysia Bhd.	2,674,628	2,847,209

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Tenaga Nasional Bhd.	3,542,681	$7,361,921
#	Thong Guan Industries Bhd.	1,129,400	431,551
	TIME dotCom Bhd.	4,612,780	5,155,613
*	Top Glove Corp. Bhd.	15,815,260	2,407,385
#*	Tropicana Corp. Bhd.	5,039,732	1,279,852
#	TSH Resources Bhd.	5,470,650	1,102,445
#	Uchi Technologies Bhd.	1,664,240	1,205,078
	UEM Edgenta Bhd.	1,822,900	390,389
#	UEM Sunrise Bhd.	4,741,445	792,249
#	UMW Holdings Bhd.	2,131,106	2,169,655
#	Unisem M Bhd.	1,212,600	753,275
	United Malacca Bhd.	226,150	240,945
	United Plantations Bhd.	418,500	1,483,358
#	UOA Development Bhd.	7,755,300	2,751,639
	UWC Bhd.	1,702,800	1,305,972
#*	Velesto Energy Bhd.	17,904,192	959,412
#	ViTrox Corp. Bhd.	1,250,900	1,804,813
	VS Industry Bhd.	6,628,900	1,236,914
#	WCT Holdings Bhd.	5,075,940	549,503
	Wellcall Holdings Bhd.	2,992,350	967,738
#	Westports Holdings Bhd.	3,270,200	2,305,508
#	Yinson Holdings Bhd.	7,549,980	3,882,631
*	YNH Property Bhd.	4,411,093	4,719,653
#	YTL Corp. Bhd.	12,986,994	3,983,822
#	YTL Power International Bhd.	5,081,287	2,251,945

TOTAL MALAYSIA			363,468,662

MEXICO — (2.5%)
	Alfa SAB de CV, Class A	27,388,079	17,014,060
#	Alpek SAB de CV	3,866,470	2,275,403
*	Alsea SAB de CV	3,424,120	11,364,986
#	America Movil SAB de CV, ADR	3,735,424	62,008,038
	America Movil SAB de CV, Class B	9,984,508	8,257,197
	Arca Continental SAB de CV	978,466	8,780,089
#*	Axtel SAB de CV	8,395,745	349,260
Ω	Banco del Bajio SA	3,171,768	9,656,572
#	Becle SAB de CV	741,078	1,311,242
	Bolsa Mexicana de Valores SAB de CV	2,864,652	4,460,080
*	Cemex SAB de CV	396,426	237,253
*	Cemex SAB de CV, Sponsored ADR	3,374,534	20,145,969
	Cia Minera Autlan SAB de CV, Class B	14,731	8,498
#	Coca-Cola Femsa SAB de CV, Sponsored ADR	83,997	6,385,452
	Coca-Cola Femsa SAB de CV	338,569	2,573,868
	Consorcio ARA SAB de CV	8,643,162	1,586,825
*	Controladora AXTEL SAB de CV	27,388,079	349,396
#*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	270,308	1,543,459
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,040,862	593,492
	Corp. Actinver SAB de CV	61,598	51,249
	Corp. Inmobiliaria Vesta SAB de CV	3,392,972	10,640,559
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	207,426
	Corp. Moctezuma SAB de CV	398,200	1,442,920
	Cydsa SAB de CV	6,129	6,374
	Dine SAB de CV	7,300	9,339
	El Puerto de Liverpool SAB de CV, Class C1	600,618	3,057,892
#*††	Empresas ICA SAB de CV	4,691,828	0
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	51,124
	Fomento Economico Mexicano SAB de CV	596,319	6,742,119
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	99,012	11,228,951
	GCC SAB de CV	1,026,061	9,154,816

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Genomma Lab Internacional SAB de CV, Class B	5,785,271	$4,306,303
	Gentera SAB de CV	7,799,552	8,262,879
	Gruma SAB de CV, Class B	1,027,213	17,891,476
	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	11,363,179
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	31,056	3,615,850
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	979,586	11,436,744
	Grupo Aeroportuario del Sureste SAB de CV, ADR	7,643	1,652,493
	Grupo Aeroportuario del Sureste SAB de CV, Class B	383,246	8,290,307
	Grupo Bimbo SAB de CV, Class A	3,979,743	16,153,841
	Grupo Carso SAB de CV	1,958,790	12,555,204
	Grupo Comercial Chedraui SA de CV	2,487,982	14,492,643
#	Grupo Elektra SAB de CV	195,677	12,492,330
	Grupo Financiero Banorte SAB de CV, Class O	5,777,265	46,800,681
*	Grupo Financiero Inbursa SAB de CV, Class O	6,020,389	12,425,463
*	Grupo Gigante SAB de CV	41,000	69,133
#	Grupo Herdez SAB de CV	1,740,203	3,955,489
	Grupo Hotelero Santa Fe SAB de CV	306,056	65,272
	Grupo Industrial Saltillo SAB de CV	320,237	475,142
	Grupo KUO SAB De CV, Class B	271,325	553,064
	Grupo Mexico SAB de CV, Class B	8,616,438	35,781,946
#*	Grupo Pochteca SAB de CV	386,111	155,695
	Grupo Rotoplas SAB de CV	442,566	595,767
*	Grupo Simec SAB de CV, Sponsored ADR	5,555	173,455
*	Grupo Simec SAB de CV, Class B	1,299,357	13,801,479
#	Grupo Televisa SAB, Sponsored ADR	1,878,081	4,338,367
	Grupo Televisa SAB.	2,737,347	1,246,526
*Ω	Grupo Traxion SAB de CV	266,095	394,073
#*	Hoteles City Express SAB de CV	2,213,204	667,804
*	Industrias CH SAB de CV, Class B	1,918,430	20,536,746
#*	Industrias Penoles SAB de CV	759,480	8,403,188
	Kimberly-Clark de Mexico SAB de CV, Class A	5,049,226	9,253,227
#	La Comer SAB de CV	5,036,115	10,044,855
	Megacable Holdings SAB de CV	3,978,551	7,800,864
#*	Minera Frisco SAB de CV, Class A1	5,848,090	749,298
*Ω	Nemak SAB de CV	14,602,283	2,591,786
	Operadora De Sites Mexicanos SAB de CV, Class A	2,685,794	2,295,640
	Orbia Advance Corp. SAB de CV	6,921,709	11,233,524
*	Organizacion Cultiba SAB de CV	194,351	119,657
*	Organizacion Soriana SAB de CV, Class B	3,346,930	5,777,162
	Promotora y Operadora de Infraestructura SAB de CV	1,281,161	10,557,551
	Promotora y Operadora de Infraestructura SAB de CV, Class L	30,873	176,361
#	Qualitas Controladora SAB de CV	939,502	7,766,043
	Regional SAB de CV	1,884,117	14,279,536
#*	Sitios Latinoamerica SAB de CV	573,054	200,246
*	Vista Energy SAB de CV, ADR	41,438	1,127,942
	Vitro SAB de CV, Class A	423,513	489,780
	Wal-Mart de Mexico SAB de CV	6,537,662	23,425,202

TOTAL MEXICO			582,335,121

PERU — (0.1%)
#*	Aenza SAA, Sponsored ADR	62,262	143,203
	Cementos Pacasmayo SAA, ADR	39,716	198,579
#	Cia de Minas Buenaventura SAA, ADR	157,251	1,273,733
	Credicorp Ltd.	129,659	16,202,189
*††	Fossal SAA, ADR	36	0
	Intercorp Financial Services, Inc.	2,452	46,049

TOTAL PERU			17,863,753

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	780,700	$124,487
	A Soriano Corp.	818,000	158,841
	Aboitiz Equity Ventures, Inc.	4,266,990	3,444,874
	Aboitiz Power Corp.	4,019,500	2,548,887
	ACEN Corp.	8,228,667	770,073
††	ACR Mining Corp.	11,905	704
	Alliance Global Group, Inc.	24,384,894	4,554,940
	Alsons Consolidated Resources, Inc.	3,027,000	29,399
	Apex Mining Co., Inc.	13,799,000	624,313
*	Atlas Consolidated Mining & Development Corp.	4,306,100	234,863
	Ayala Corp.	376,380	4,024,165
	Ayala Land, Inc.	5,024,620	2,472,370
*	AyalaLand Logistics Holdings Corp.	4,380,200	130,451
	Bank of the Philippine Islands	3,967,976	7,035,072
	BDO Unibank, Inc.	6,658,805	14,988,788
	Belle Corp.	28,836,700	600,864
*	Bloomberry Resorts Corp.	23,783,600	3,816,139
*	Cebu Air, Inc.	1,904,140	1,107,664
*	Cebu Holdings, Inc.	2,065,000	192,579
*Ω	CEMEX Holdings Philippines, Inc.	99,731	1,427
	Century Pacific Food, Inc.	6,067,150	2,994,625
	China Banking Corp.	2,179,890	1,162,152
	COL Financial Group, Inc.	1,337,000	66,921
*	Converge Information & Communications Technology Solutions, Inc.	5,140,800	759,159
	Cosco Capital, Inc.	15,486,600	1,258,348
	D&L Industries, Inc.	15,996,000	1,803,105
*	DITO CME Holdings Corp.	1,200,900	59,937
	DMCI Holdings, Inc.	26,362,800	4,262,738
	DoubleDragon Corp.	4,051,390	485,469
	East West Banking Corp.	5,848,850	911,222
	Emperador, Inc.	3,908,600	1,432,627
	Filinvest Development Corp.	267,400	25,260
	Filinvest Land, Inc.	121,976,687	1,312,163
	First Gen Corp.	827,400	263,685
	First Philippine Holdings Corp.	2,595,920	2,761,379
	Ginebra San Miguel, Inc.	4,910	14,691
	Global Ferronickel Holdings, Inc.	15,615,756	707,468
	Global-Estate Resorts, Inc.	488,000	6,837
	Globe Telecom, Inc.	98,389	3,054,281
	GT Capital Holdings, Inc.	462,862	4,478,341
*	Integrated Micro-Electronics, Inc.	5,987,440	367,993
	International Container Terminal Services, Inc.	2,280,482	8,079,803
	JG Summit Holdings, Inc.	5,986,276	3,882,935
	Jollibee Foods Corp.	1,289,787	4,662,317
	Keepers Holdings, Inc.	114,000	2,774
	LT Group, Inc.	12,909,600	2,015,054
	MacroAsia Corp.	1,707,196	114,482
	Manila Electric Co.	456,890	2,860,077
	Manila Water Co., Inc.	10,346,400	3,084,586
	Max’s Group, Inc.	1,368,500	96,374
	Megawide Construction Corp.	1,950,270	109,140
	Megaworld Corp.	69,097,300	2,413,556
	Metropolitan Bank & Trust Co.	5,528,669	5,097,978
Ω	Monde Nissin Corp.	232,400	33,617
	Nickel Asia Corp.	22,689,840	2,181,276
	Petron Corp.	22,616,000	1,304,989
††	Philcomsat Holdings Corp.	410,332	547,158
	Philex Mining Corp.	6,001,350	306,690
*	Philippine National Bank	2,756,366	906,646

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Philippine Stock Exchange, Inc.	84,552	$251,676
*††	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,542,870	268,574
	PLDT, Inc., Sponsored ADR	122,759	2,678,601
	PLDT, Inc.	179,260	3,830,438
	Premium Leisure Corp.	26,286,000	273,342
	Puregold Price Club, Inc.	7,427,880	3,548,212
*	PXP Energy Corp.	2,088,200	123,476
	RFM Corp.	6,096,300	321,339
	Rizal Commercial Banking Corp.	2,919,464	1,204,731
	Robinsons Land Corp.	19,554,918	4,807,237
	Robinsons Retail Holdings, Inc.	2,204,020	1,592,286
	San Miguel Corp.	3,484,400	6,454,056
	San Miguel Food & Beverage, Inc.	665,190	597,285
	Security Bank Corp.	2,387,658	3,241,460
	Semirara Mining & Power Corp.	4,666,500	2,387,823
	Shakey’s Pizza Asia Ventures, Inc.	366,600	59,832
*	Shell Pilipinas Corp.	1,919,540	433,184
	SM Investments Corp.	238,240	3,367,114
	SM Prime Holdings, Inc.	8,692,590	4,599,073
	Synergy Grid & Development Phils, Inc.	555,700	72,534
*	Top Frontier Investment Holdings, Inc.	155,417	260,194
	Union Bank of the Philippines	2,873,419	3,013,817
	Universal Robina Corp.	2,351,930	4,534,129
	Vista Land & Lifescapes, Inc.	54,816,800	1,546,661
	Vistamalls, Inc.	912,800	38,829
	Wilcon Depot, Inc.	4,377,200	1,527,340

TOTAL PHILIPPINES			163,781,996

POLAND — (1.0%)
*	11 bit studios SA	5,586	808,250
	AB SA	6,134	97,301
*	Action SA	16,993	74,297
#*	Agora SA	232,448	512,221
*	Alior Bank SA	781,377	12,301,023
*Ω	Allegro.eu SA	240,945	1,728,366
#*	Amica SA	29,857	504,081
#*	AmRest Holdings SE	309,184	1,961,074
	Apator SA	59,963	210,739
#	Arctic Paper SA	74,824	316,004
#	ASBISc Enterprises PLC	260,922	1,783,794
	Asseco Poland SA	107,204	1,962,882
#	Asseco South Eastern Europe SA	15,414	168,426
	Auto Partner SA	194,959	1,104,693
#	Bank Handlowy w Warszawie SA	147,179	3,015,641
*	Bank Millennium SA	3,371,823	5,866,890
#*	Bank Ochrony Srodowiska SA	121,413	267,251
	Bank Polska Kasa Opieki SA	346,976	10,543,621
	Benefit Systems SA	2,371	1,006,436
#*	Bioton SA	193,900	173,630
#	Boryszew SA	1,581,311	2,261,815
#	Budimex SA	78,978	8,841,072
#*	CCC SA	190,724	1,805,099
#	CD Projekt SA	121,177	3,025,389
#	Celon Pharma SA	46,969	169,271
#*	CI Games SA	941,297	667,355
#	Cognor Holding SA	693,354	1,367,755
	ComArch SA	15,395	548,755
	Creepy Jar SA	683	101,018

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Cyber Folks SA	4,858	$88,604
*	Cyfrowy Polsat SA	923,627	2,879,818
#*	Datawalk SA	1,132	13,717
	Develia SA	1,249,758	1,467,961
*Ω	Dino Polska SA	97,231	9,213,153
	Dom Development SA	34,301	1,276,563
	Echo Investment SA	23,210	23,706
*	Enea SA	1,662,835	2,882,256
	Eurocash SA	541,718	1,802,138
	Fabryki Mebli Forte SA	103,961	463,732
#	Globe Trade Centre SA	254,305	317,362
*	Grenevia SA	869,685	619,438
#*	Grupa Azoty SA	351,336	1,838,285
#	Grupa Kety SA	63,752	10,753,911
#*	ING Bank Slaski SA	86,700	4,502,436
	Inter Cars SA	33,156	4,489,876
#*	Jastrzebska Spolka Weglowa SA	413,335	4,910,226
	KGHM Polska Miedz SA	365,676	9,758,167
	KRUK SA	101,781	11,259,478
*	Lentex SA	24,376	37,650
	LPP SA	3,561	11,471,618
#*	Lubawa SA	24,192	13,051
#	Lubelski Wegiel Bogdanka SA	87,577	765,842
*	mBank SA	45,477	5,622,017
	Mirbud SA	397,196	735,448
#	ML System SA	846	11,606
	Mo-BRUK SA	8,706	578,926
	Neuca SA	6,270	1,131,192
*	NEWAG SA	511	2,522
	Orange Polska SA	2,152,548	3,992,747
	ORLEN SA	2,210,095	34,950,250
*	Pepco Group NV	250,521	1,015,391
*	PGE Polska Grupa Energetyczna SA	2,603,381	4,521,334
*	PKP Cargo SA	252,794	924,052
	PlayWay SA	3,974	325,574
#*	Polimex-Mostostal SA	446,198	462,475
*	Powszechna Kasa Oszczednosci Bank Polski SA	735,484	7,618,704
	Powszechny Zaklad Ubezpieczen SA	967,121	10,943,822
*	Santander Bank Polska SA	42,313	4,595,503
*	Selvita SA	6,629	98,845
#	Stalexport Autostrady SA	1,084,320	663,997
	Synektik SA	11,557	172,570
*	Tauron Polska Energia SA	7,105,048	6,248,655
	TEN Square Games SA	4,304	81,488
	Text SA	63,425	1,708,802
	TIM SA	52,129	593,024
*	Torpol SA	42,760	208,971
#	Unimot SA	5,221	124,376
	Votum SA	10,633	108,367
	VRG SA	1,171,464	851,202
#	Warsaw Stock Exchange.	124,118	1,152,687
	Wawel SA	149	25,108
	Wirtualna Polska Holding SA	29,804	760,220
#Ω	XTB SA	319,451	2,483,583
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	2,520	25,734
#*	Zespol Elektrowni Patnow Adamow Konin SA	72,162	336,135

TOTAL POLAND			237,118,464

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (0.8%)
	Aamal Co.	10,039,617	$2,265,896
	Al Khaleej Takaful Group QSC	1,274,444	1,062,150
	Al Meera Consumer Goods Co. QSC	595,054	2,105,919
	Alijarah Holding Co. QPSC	2,481,019	468,242
*	Baladna	6,994,407	2,155,240
	Barwa Real Estate Co.	7,432,637	5,171,913
	Commercial Bank PSQC	3,415,075	4,810,421
	Doha Bank QPSC	7,644,948	3,183,221
	Doha Insurance Co. QSC	573,576	360,311
*	Estithmar Holding QPSC	4,157,516	2,306,755
	Gulf International Services QSC	10,730,189	8,091,712
	Gulf Warehousing Co.	2,357,972	1,922,261
	Industries Qatar QSC	1,172,895	3,940,159
*	Lesha Bank LLC	5,976,437	2,265,293
	Mannai Corp. QSC	1,208,356	1,250,924
	Masraf Al Rayan QSC	11,621,848	6,706,400
*	Mazaya Real Estate Development QPSC	5,704,552	943,250
	Medicare Group	846,088	1,252,502
	Mesaieed Petrochemical Holding Co.	4,939,149	2,160,532
	Ooredoo QPSC	2,934,999	7,969,125
	Qatar Aluminum Manufacturing Co.	18,177,657	6,171,617
	Qatar Electricity & Water Co. QSC	1,245,956	5,661,044
	Qatar Fuel QSC	837,052	3,416,164
	Qatar Gas Transport Co. Ltd.	12,732,055	12,310,362
	Qatar Industrial Manufacturing Co. QSC	456,137	376,017
*	Qatar Insurance Co. SAQ	3,052,964	2,073,516
	Qatar International Islamic Bank QSC	1,917,318	4,874,625
	Qatar Islamic Bank SAQ	2,119,384	10,137,302
	Qatar Islamic Insurance Group	95,280	228,344
	Qatar National Bank QPSC	12,536,387	51,296,916
	Qatar National Cement Co. QSC	1,169,703	1,130,071
	Qatar Navigation QSC	1,955,809	4,849,060
*	Salam International Investment Ltd. QSC	8,237,645	1,350,232
	United Development Co. QSC	14,872,172	3,982,188
	Vodafone Qatar QSC	16,287,799	7,971,171
*	Widam Food Co.	224,845	134,928
	Zad Holding Co.	62,400	231,303

TOTAL QATAR			176,587,086

RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	4,512,952	0
*††	Lukoil PJSC, Sponsored ADR	627,750	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,372	0
*††	MMC Norilsk Nickel PJSC, ADR	1,014,840	0
*††	Mobile TeleSystems PJSC, ADR	279,109	0
*††	Novatek PJSC, GDR	35,141	0
*††	Novolipetsk Steel PJSC, GDR	199,492	0
*††	PhosAgro PJSC	1,846	0
*††	PhosAgro PJSC, GDR	286,515	0
*††	Polyus PJSC, GDR	30,972	0
*††	Rosneft Oil Co. PJSC, GDR	2,172,010	0
*††	Rostelecom PJSC, Sponsored ADR	405,087	0
*††	RusHydro PJSC, ADR	4,546,575	0
*††	Sberbank of Russia PJSC, Sponsored ADR	3,144,384	0
*††	Severstal PAO, GDR	286,030	0
*††	Tatneft PJSC, Sponsored ADR	412,671	0
*††	VTB Bank PJSC, GDR	7,638,337	0

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (3.8%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	1,681,812	$898,800
	Abdullah Al Othaim Markets Co.	3,026,390	10,515,475
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	70,332	456,175
	ACWA Power Co.	76,664	4,641,420
	Advanced Petrochemical Co.	595,012	5,924,002
*	Al Alamiya for Cooperative Insurance Co.	138,303	578,543
	Al Babtain Power & Telecommunication Co.	319,501	1,586,707
*	Al Gassim Investment Holding Co.	110,105	455,195
	Al Hammadi Holding	368,563	5,307,903
*	Al Hassan Ghazi Ibrahim Shaker Co.	188,983	1,026,132
	Al Jouf Agricultural Development Co.	105,918	1,239,956
*	Al Jouf Cement Co.	537,623	1,659,790
*	Al Khaleej Training & Education Co.	321,029	1,666,998
	Al Masane Al Kobra Mining Co.	66,952	940,788
	Al Moammar Information Systems Co.	110,999	4,025,110
	Al Rajhi Bank	3,874,482	69,355,417
*	Al Rajhi Co. for Co-operative Insurance	30,589	1,213,614
*	Al Yamamah Steel Industries Co.	227,759	1,276,370
*	AlAbdullatif Industrial Investment Co.	264,152	1,013,276
	Alamar Foods	17,262	612,534
	Alandalus Property Co.	302,127	1,695,263
	Alaseel Co.	1,429,110	1,632,060
*	Al-Baha Development & Investment Co.	13,329,700	497,234
	Aldrees Petroleum & Transport Services Co.	244,387	7,670,636
*	Al-Etihad Cooperative Insurance Co.	216,474	1,153,446
	Alinma Bank	2,390,574	20,981,171
*	AlJazira Takaful Ta’awuni Co.	335,094	1,281,853
	AlKhorayef Water & Power Technologies Co.	19,680	717,935
*	Allianz Saudi Fransi Cooperative Insurance Co.	241,480	1,034,781
*	Allied Cooperative Insurance Group	10,156	30,986
	Almarai Co. JSC	746,876	11,128,795
	Almunajem Foods Co.	67,442	1,118,481
*	Alujain Corp.	236,893	2,391,541
*	Amana Cooperative Insurance Co.	65,781	185,620
	Amlak International Finance Co.	15,044	49,109
*	Anaam International Holding Group Co.	91,380	21,934
	Arab National Bank	964,312	6,111,801
*	Arabia Insurance Cooperative Co.	27,376	92,038
	Arabian Cement Co.	467,441	3,883,499
	Arabian Centres Co. Ltd.	608,483	3,253,512
	Arabian Contracting Services Co.	57,089	3,069,273
	Arabian Internet & Communications Services Co.	62,864	5,247,099
*	Arabian Pipes Co.	21,587	554,059
*	Arabian Shield Cooperative Insurance Co.	30,781	150,658
	Arriyadh Development Co.	791,063	4,220,805
	Astra Industrial Group	341,446	8,287,291
	Ataa Educational Co.	11,039	181,216
	Baazeem Trading Co.	13,257	199,835
	Bank AlBilad	1,489,082	14,783,688
*	Bank Al-Jazira	2,888,403	12,603,852
	Banque Saudi Fransi	685,466	6,553,647
	Basic Chemical Industries Ltd.	152,626	1,217,616
*	Batic Investments & Logistic Co.	1,243,200	610,046
	Bawan Co.	315,742	2,713,183
	BinDawood Holding Co.	358,344	576,706
	Bupa Arabia for Cooperative Insurance Co.	224,427	12,743,075
*	Buruj Cooperative Insurance Co.	148,119	757,224
*	Chubb Arabia Cooperative Insurance Co.	102,113	507,878
	City Cement Co.	624,787	2,899,722

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Co. for Cooperative Insurance	351,893	$11,333,124
	Dallah Healthcare Co.	178,481	7,041,637
*	Dar Al Arkan Real Estate Development Co.	2,170,361	8,740,362
	Dr Sulaiman Al Habib Medical Services Group Co.	222,670	14,956,414
*	Dur Hospitality Co.	462,617	2,926,301
	East Pipes Integrated Co. for Industry	13,245	220,461
	Eastern Province Cement Co.	387,411	3,816,268
	Electrical Industries Co.	5,738,340	3,218,282
*	Emaar Economic City	3,232,132	6,304,741
	Etihad Etisalat Co.	2,667,713	32,792,703
*	Fawaz Abdulaziz Al Hokair & Co., Class C	306,458	1,586,554
	Fitaihi Holding Group	1,206,254	907,538
*	Gulf General Cooperative Insurance Co.	250,391	479,554
	Gulf Insurance Group	237,814	1,861,198
*	Gulf Union Cooperative Insurance Co.	102,836	347,215
	Hail Cement Co.	445,937	1,355,699
*	Halwani Brothers Co.	49,883	585,526
	Herfy Food Services Co.	205,877	1,641,581
	Jarir Marketing Co.	2,217,440	8,558,246
*	Jazan Energy & Development Co.	231,412	799,922
	L’Azurde Co. for Jewelry	324,078	1,054,524
	Leejam Sports Co. JSC	157,006	6,430,203
	Maharah Human Resources Co.	168,873	2,910,809
*	Malath Cooperative Insurance Co.	198,820	964,702
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	340,998	1,211,388
*	Methanol Chemicals Co.	404,083	1,996,888
*	Middle East Healthcare Co.	346,492	6,375,251
	Middle East Paper Co.	332,303	2,427,909
*	Middle East Specialized Cables Co.	134,883	576,153
	Mobile Telecommunications Co. Saudi Arabia	5,332,669	19,632,232
	Mouwasat Medical Services Co.	323,938	8,641,190
	Nahdi Medical Co.	60,095	2,272,202
	Najran Cement Co.	748,847	2,128,847
*	Nama Chemicals Co.	136,291	1,092,517
	Naseej International Trading Co.	15,161	159,881
*	National Agriculture Development Co.	372,183	4,544,143
	National Co. for Glass Industries	146,637	1,215,646
	National Co. for Learning & Education	58,830	1,545,971
	National Gas & Industrialization Co.	175,523	2,713,677
*	National Gypsum	110,408	593,500
*	National Industrialization Co., Class C	2,430,580	7,532,862
	National Medical Care Co.	130,310	4,259,299
*	National Metal Manufacturing & Casting Co.	55,997	237,706
	Nayifat Finance Co.	54,465	188,033
	Northern Region Cement Co.	826,378	2,257,394
	Qassim Cement Co.	228,968	3,833,394
*	Rabigh Refining & Petrochemical Co.	1,915,682	5,151,228
*	Raydan Food Co.	49,840	321,478
	Riyad Bank	3,201,718	22,672,340
	SABIC Agri-Nutrients Co.	787,580	28,119,009
	Sahara International Petrochemical Co.	1,883,320	16,221,813
	Saudi Airlines Catering Co.	225,228	6,270,506
*	Saudi Arabian Amiantit Co.	16,852	168,347
*	Saudi Arabian Cooperative Insurance Co.	118,730	397,176
*	Saudi Arabian Mining Co.	2,981,724	28,568,480
Ω	Saudi Arabian Oil Co.	5,215,336	46,334,882
	Saudi Automotive Services Co.	243,218	3,696,737
	Saudi Awwal Bank	1,930,202	17,234,979
	Saudi Basic Industries Corp.	1,294,360	26,598,123

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*††	Saudi Cable Co.	1,315	$967
	Saudi Cement Co.	525,717	6,963,890
	Saudi Ceramic Co.	363,626	2,309,179
	Saudi Chemical Co. Holding	3,595,528	3,835,193
*	Saudi Co. For Hardware CJSC	121,905	865,834
	Saudi Electricity Co.	1,628,780	7,733,025
*	Saudi Ground Services Co.	382,450	2,972,764
*	Saudi Industrial Development Co.	3,370	9,131
	Saudi Industrial Investment Group	1,232,299	7,882,103
	Saudi Industrial Services Co.	451,068	3,025,708
	Saudi Investment Bank	961,792	3,770,079
*	Saudi Kayan Petrochemical Co.	4,294,668	12,120,181
	Saudi Marketing Co.	209,028	1,114,341
	Saudi National Bank	3,526,838	31,558,658
*	Saudi Paper Manufacturing Co.	113,252	1,106,737
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	283,514	2,247,263
*	Saudi Printing & Packaging Co., Class C	169,242	631,558
*	Saudi Public Transport Co.	536,770	2,323,051
*	Saudi Real Estate Co.	936,696	2,988,122
*	Saudi Reinsurance Co.	445,805	2,048,054
*	Saudi Research & Media Group	224,088	8,419,766
*	Saudi Steel Pipe Co.	115,367	1,025,092
	Saudi Tadawul Group Holding Co.	25,614	1,136,166
	Saudi Telecom Co.	5,395,825	55,275,413
*	Saudi Vitrified Clay Pipe Co. Ltd.	6,564	70,039
	Saudia Dairy & Foodstuff Co.	87,353	6,984,638
	Savola Group	1,218,241	11,823,586
*	Scientific & Medical Equipment House Co.	2,892	31,899
*	Seera Group Holding	1,253,251	7,880,861
	SHL Finance Co.	17,684	84,860
*	Sinad Holding Co.	546,281	1,484,897
	Southern Province Cement Co.	368,214	3,996,886
*	Tabuk Agriculture	46,122	170,457
*	Tabuk Cement Co.	439,009	1,702,157
*	Takween Advanced Industries Co.	114,017	399,814
	Tanmiah Food Co.	29,081	674,485
	Theeb Rent A Car Co.	110,180	1,793,401
*	Umm Al-Qura Cement Co.	313,045	1,252,565
*	United Co.-operative Assurance Co.	4,410	10,350
	United Electronics Co.	294,370	6,286,828
	United International Transportation Co.	362,727	6,506,814
	United Wire Factories Co.	139,630	909,546
*	Walaa Cooperative Insurance Co.	319,458	1,486,206
*	Wataniya Insurance Co.	32,027	136,892
	Yamama Cement Co.	823,980	6,371,917
	Yanbu Cement Co.	516,622	4,443,368
	Yanbu National Petrochemical Co.	816,431	8,251,723
	Zahrat Al Waha For Trading Co., Class C	92,273	786,773
*	Zamil Industrial Investment Co.	235,108	1,255,520

TOTAL SAUDI ARABIA			891,386,275

SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	37,652,000	0

SOUTH AFRICA — (3.0%)
	Absa Group Ltd.	3,136,242	28,617,058
	Adcock Ingram Holdings Ltd.	528,376	1,535,167
	Advtech Ltd.	4,459,592	5,078,707
	AECI Ltd.	1,077,700	6,387,654

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	African Rainbow Minerals Ltd.	769,019	$6,337,766
	Afrimat Ltd.	338,730	946,000
	Alexander Forbes Group Holdings Ltd.	1,344,553	460,847
	Altron Ltd., Class A	390,373	178,976
	Anglo American Platinum Ltd.	160,543	5,363,995
	Aspen Pharmacare Holdings Ltd.	1,367,484	12,437,887
	Astral Foods Ltd.	363,358	2,850,126
*	Aveng Ltd.	13,862	4,394
	AVI Ltd.	2,281,957	8,532,252
	Barloworld Ltd.	2,184,740	9,206,031
	Bid Corp. Ltd.	728,392	15,467,029
	Bidvest Group Ltd.	1,296,461	18,343,194
*	Blue Label Telecoms Ltd.	3,665,341	637,545
*	Brait PLC	4,298,176	561,169
	Capitec Bank Holdings Ltd.	109,530	9,732,250
	Cashbuild Ltd.	162,592	1,344,659
	Caxton & CTP Publishers & Printers Ltd.	47,312	27,595
	City Lodge Hotels Ltd.	1,661,297	373,711
	Clicks Group Ltd.	998,063	14,706,956
	Coronation Fund Managers Ltd.	1,418,517	2,300,071
#	Curro Holdings Ltd.	677,529	369,363
	DataTec Ltd.	4,111,227	7,783,288
Ω	Dis-Chem Pharmacies Ltd.	1,756,978	2,302,046
	Discovery Ltd.	1,359,505	9,374,217
	DRDGOLD Ltd.	1,412,448	1,239,077
	Exxaro Resources Ltd.	1,121,245	11,253,830
	Famous Brands Ltd.	449,246	1,383,493
	FirstRand Ltd.	10,982,669	36,206,508
	Foschini Group Ltd.	2,616,404	14,152,959
#	Gold Fields Ltd., Sponsored ADR	3,095,785	40,307,121
	Grindrod Ltd.	3,680,849	2,142,544
#	Harmony Gold Mining Co. Ltd.	608,097	2,788,045
	Harmony Gold Mining Co. Ltd., Sponsored ADR	3,688,379	16,560,822
	Hudaco Industries Ltd.	252,299	2,091,539
	Impala Platinum Holdings Ltd.	3,602,989	15,008,576
	Investec Ltd.	1,302,562	7,130,340
	Italtile Ltd.	952,431	588,097
	JSE Ltd.	539,245	2,564,612
*	KAP Ltd.	14,646,026	1,754,453
	Kumba Iron Ore Ltd.	233,371	6,182,029
	Lewis Group Ltd.	1,017,343	2,117,737
	Life Healthcare Group Holdings Ltd.	10,505,937	10,471,205
	Merafe Resources Ltd.	8,545,703	535,465
*	Metair Investments Ltd.	1,713,067	1,355,181
	MiX Telematics Ltd., Sponsored ADR	40,982	208,189
	Momentum Metropolitan Holdings	11,466,184	12,911,663
	Motus Holdings Ltd.	1,247,379	6,196,134
	Mpact Ltd.	1,397,429	2,102,919
	Mr Price Group Ltd.	1,467,450	10,610,094
	MTN Group Ltd.	7,145,198	34,911,006
*	MultiChoice Group	1,892,514	7,084,168
	Naspers Ltd., Class N	62,711	9,804,169
	Nedbank Group Ltd.	1,603,823	17,275,760
	NEPI Rockcastle NV	1,528,230	8,258,738
	Netcare Ltd.	7,848,198	5,439,430
	Ninety One Ltd.	1,545,138	3,020,081
	Northam Platinum Holdings Ltd.	1,634,544	9,876,023
	Oceana Group Ltd.	663,780	2,466,261
	Old Mutual Ltd.	16,130,118	10,258,169

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Omnia Holdings Ltd.	1,632,671	$5,072,148
	OUTsurance Group Ltd.	53,009	114,764
Ω	Pepkor Holdings Ltd.	7,878,178	7,190,352
	Pick n Pay Stores Ltd.	2,606,032	3,494,530
*	PPC Ltd.	9,279,146	1,387,135
	PSG Financial Services Ltd.	1,635,276	1,269,951
	Raubex Group Ltd.	1,562,304	2,046,108
*	RCL Foods Ltd.	234,589	103,373
	Reunert Ltd.	1,485,591	4,683,799
	RFG Holdings Ltd.	538,736	303,685
	Sanlam Ltd.	3,303,194	11,588,655
	Santam Ltd.	260,143	3,818,419
	Sappi Ltd.	5,734,658	12,070,146
	Sasol Ltd.	1,167,529	14,757,254
#	Sasol Ltd., Sponsored ADR	517,378	6,472,399
	Shoprite Holdings Ltd.	1,479,446	18,962,057
	Sibanye Stillwater Ltd.	11,543,925	14,724,871
#	Sibanye Stillwater Ltd., ADR	991,853	5,038,615
*	Southern Sun Ltd.	535,997	134,441
#	SPAR Group Ltd.	1,253,820	7,570,873
#	Spur Corp. Ltd.	581,516	841,435
	Stadio Holdings Ltd.	205,049	50,703
	Standard Bank Group Ltd.	2,896,722	28,430,166
	Sun International Ltd.	1,615,634	3,251,371
	Super Group Ltd.	4,359,558	7,438,996
*	Telkom SA SOC Ltd.	3,086,759	3,616,764
	Thungela Resources Ltd.	138,812	1,239,508
	Tiger Brands Ltd.	993,782	9,200,574
#	Transaction Capital Ltd.	1,632,868	424,339
*	Trencor Ltd.	752,676	285,868
	Truworths International Ltd.	2,510,371	10,180,315
	Tsogo Sun Limited	2,733,404	1,772,150
	Vodacom Group Ltd.	1,226,944	6,670,398
*	Wilson Bayly Holmes-Ovcon Ltd.	507,576	3,215,114
	Woolworths Holdings Ltd.	3,952,154	14,730,236
*	Zeda Ltd.	1,998,336	1,152,798

TOTAL SOUTH AFRICA			700,820,700

SOUTH KOREA — (11.5%)
*	3S Korea Co. Ltd.	69,140	107,565
	ABco Electronics Co. Ltd.	36,624	379,332
#*	ABLBio, Inc.	54,406	643,196
	Able C&C Co. Ltd.	3,890	23,874
*	Abpro Bio Co. Ltd.	780,310	313,198
	Actro Co. Ltd.	1,907	9,521
*	ADTechnology Co. Ltd.	26,899	446,257
#	Advanced Nano Products Co. Ltd.	12,078	1,074,955
	Advanced Process Systems Corp.	76,993	932,051
	Aekyung Chemical Co. Ltd.	80,793	652,111
	Aekyung Industrial Co. Ltd.	37,660	632,417
*	AeroSpace Technology of Korea, Inc.	50,026	67,284
#	AfreecaTV Co. Ltd.	47,915	2,385,858
*	Agabang&Company	97,060	260,993
	Ahnlab, Inc.	25,194	1,198,623
	AJ Networks Co. Ltd.	137,806	396,478
*	Ajin Industrial Co. Ltd.	283,426	841,431
	AJINEXTEK Co. Ltd.	13,275	77,302
*	AJU Steel Co. Ltd.	1,796	8,500
	AK Holdings, Inc.	29,430	380,611

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Alteogen, Inc.	29,310	$1,359,560
*	ALUKO Co. Ltd.	295,807	594,715
#*	Amicogen, Inc.	29,549	277,747
*	Aminologics Co. Ltd.	122,330	105,270
*	Amo Greentech Co. Ltd.	34,645	289,537
	Amorepacific Corp.	30,653	2,877,277
	Amorepacific Group	101,488	2,155,941
*	Amotech Co. Ltd.	38,521	201,852
*	Anam Electronics Co. Ltd.	294,483	377,656
#*	Ananti, Inc.	387,347	1,912,705
*	Anterogen Co. Ltd.	11,549	109,526
*	Apact Co. Ltd.	79,693	157,654
	Aplus Asset Advisor Co. Ltd.	9,766	28,907
*	Aprogen Biologics	215,846	52,202
*	Aprogen, Inc.	305,375	206,672
*	APS, Inc.	60,708	267,956
*	APTC Co. Ltd.	68,415	658,491
*	Aroot Co. Ltd.	562,919	191,159
	Asia Cement Co. Ltd.	124,820	959,268
	ASIA Holdings Co. Ltd.	6,454	817,917
	Asia Pacific Satellite, Inc.	18,143	161,551
	Asia Paper Manufacturing Co. Ltd.	39,026	1,135,126
*	Asiana Airlines, Inc.	65,155	538,866
*	ASTORY Co. Ltd.	11,969	111,127
	Atec Co. Ltd.	28,831	261,467
*	A-Tech Solution Co. Ltd.	31,296	221,194
	Atinum Investment Co. Ltd.	262,898	495,587
	ATON, Inc.	42,480	107,343
	AUK Corp.	130,216	183,667
	Aurora World Corp.	31,833	158,018
#	Autech Corp.	39,895	128,906
	Avaco Co. Ltd.	28,900	302,927
*	Avatec Co. Ltd.	12,740	121,208
	Baiksan Co. Ltd.	67,301	416,540
*	Barunson Entertainment & Arts Corp.	145,942	66,521
*	Beno Tnr, Inc.	39,276	114,405
	BGF Co. Ltd.	229,686	565,925
#	BGF retail Co. Ltd.	25,405	2,597,955
#	BH Co. Ltd.	152,089	2,119,292
*	BHI Co. Ltd.	32,827	168,343
*	Binex Co. Ltd.	88,983	488,737
	Binggrae Co. Ltd.	43,415	1,761,604
*	Bioneer Corp.	55,914	1,317,833
*	BioSmart Co. Ltd.	73,541	195,903
*	Biotoxtech Co. Ltd.	25,706	109,697
	BIT Computer Co. Ltd.	54,650	197,235
	Bixolon Co. Ltd.	15,244	64,023
*	BNC Korea Co. Ltd.	30,987	71,930
	BNK Financial Group, Inc.	1,109,997	5,586,792
	Boditech Med, Inc.	83,307	1,014,627
*	Bohae Brewery Co. Ltd.	405,514	150,274
	BoKwang Industry Co. Ltd.	62,071	232,968
	Bookook Securities Co. Ltd.	9,158	143,141
#	Boryung	160,050	1,069,582
*	Bosung Power Technology Co. Ltd.	76,359	153,984
	Brand X Co. Ltd.	8,070	25,289
*††	Bucket Studio Co. Ltd.	176,492	56,454
#*	Bukwang Pharmaceutical Co. Ltd.	105,235	443,848
*	BusinessOn Communication Co. Ltd.	7,502	81,871

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	BYC Co. Ltd.	642	$173,595
	Byucksan Corp.	211,230	502,048
*	Caelum Co. Ltd.	22,433	57,181
*	Cafe24 Corp.	31,876	293,655
*	CammSys Corp.	168,678	164,224
	Camus Engineering & Construction, Inc.	152,240	168,786
#	Cape Industries Ltd.	109,568	335,172
#	Caregen Co. Ltd.	45,570	908,438
*	Carelabs Co. Ltd.	17,729	50,670
	Cell Biotech Co. Ltd.	4,308	34,565
	Celltrion Healthcare Co. Ltd.	56,041	2,772,099
#*	Celltrion Pharm, Inc.	25,048	1,178,449
	Celltrion, Inc.	271,376	30,137,200
*	Chabiotech Co. Ltd.	94,810	1,132,374
	Changhae Ethanol Co. Ltd.	22,808	152,256
	Cheil Worldwide, Inc.	350,041	5,154,123
	Chemtronics Co. Ltd.	80,307	1,106,487
*	Chemtros Co. Ltd.	42,941	166,405
	Cheryong Electric Co. Ltd.	42,468	662,685
*	ChinHung International, Inc.	291,065	247,725
	Chinyang Holdings Corp.	117,186	274,863
	Chips&Media, Inc.	23,195	588,198
*	Choa Pharmaceutical Co.	62,267	97,079
*	Choil Aluminum Co. Ltd.	376,620	563,271
	Chokwang Paint Ltd.	41,197	184,055
	Chong Kun Dang Pharmaceutical Corp.	38,460	2,702,446
	Chongkundang Holdings Corp.	18,849	718,767
	Choong Ang Vaccine Laboratory	21,935	168,643
*††	Chorokbaem Media Co. Ltd.	85,628	256,779
	Chosun Refractories Co. Ltd.	11,719	158,964
#	Chunbo Co. Ltd.	4,908	361,373
*	CJ CGV Co. Ltd.	79,008	300,450
	CJ CheilJedang Corp.	46,757	9,795,431
	CJ Corp.	98,578	6,148,935
*	CJ ENM Co. Ltd.	82,108	3,175,224
	CJ Freshway Corp.	48,158	748,309
	CJ Logistics Corp.	45,694	2,568,989
#*	CJ Seafood Corp.	77,976	150,764
*	CKD Bio Corp.	21,707	319,081
#	Classys, Inc.	64,487	1,575,516
	CLIO Cosmetics Co. Ltd.	19,541	401,967
*	CMG Pharmaceutical Co. Ltd.	248,985	380,456
*	CoAsia Corp.	3,647	15,735
*	Com2uS Holdings Corp.	24,753	438,651
#	Com2uSCorp.	54,796	1,709,365
*	Comtec Systems Co. Ltd.	275,376	131,781
*	ContentreeJoongAng Corp.	5,915	50,573
*	Coreana Cosmetics Co. Ltd.	54,514	128,875
*	Corentec Co. Ltd.	16,556	129,342
*	COSMAX NBT, Inc.	9,427	43,967
*	Cosmax, Inc.	57,393	5,770,545
*	Cosmecca Korea Co. Ltd.	36,441	973,765
*	CosmoAM&T Co. Ltd.	38,925	4,052,580
#*	Cosmochemical Co. Ltd.	63,106	1,473,061
	Coway Co. Ltd.	267,182	8,550,034
	Coweaver Co. Ltd.	28,980	122,972
#	COWELL FASHION Co. Ltd.	166,221	907,686
	Cowintech Co. Ltd.	12,380	269,255
	CR Holdings Co. Ltd.	27,821	125,244

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Creas F&C Co. Ltd.	36,950	$242,702
#*	Creative & Innovative System	122,904	821,296
	Creverse, Inc.	1,230	15,173
*	CrystalGenomics Invites Co. Ltd.	183,222	370,902
*	CS Bearing Co. Ltd.	26,378	176,756
#	CS Wind Corp.	16,548	561,508
*	CTC BIO, Inc.	28,814	202,176
*	CTR Mobility Co. Ltd.	10,350	93,980
	Cuckoo Holdings Co. Ltd.	38,924	489,370
#	Cuckoo Homesys Co. Ltd.	71,543	1,079,441
*	Curexo, Inc.	8,560	83,439
	Cymechs, Inc.	47,447	511,558
	D.I Corp.	90,260	430,299
*	DA Technology Co. Ltd.	34,362	75,792
	Dae Hwa Pharmaceutical Co. Ltd.	33,963	246,499
	Dae Hyun Co. Ltd.	148,982	224,983
*	Dae Won Chemical Co. Ltd.	59,802	83,163
	Dae Won Kang Up Co. Ltd.	227,143	856,067
*	Dae Young Packaging Co. Ltd.	33,087	26,630
*††	Dae Yu Co. Ltd.	20,309	12,977
*	Daea TI Co. Ltd.	144,672	327,641
*	Daebo Magnetic Co. Ltd.	12,333	236,139
	Daebongls Co. Ltd.	18,298	110,031
#*	Daechang Co. Ltd.	417,687	373,804
	Daechang Forging Co. Ltd.	43,113	190,863
	Daedong Corp.	137,516	1,256,864
	Daeduck Co. Ltd.	104,863	466,379
	Daeduck Electronics Co. Ltd.	209,591	3,121,174
	Daehan Flour Mill Co. Ltd.	6,886	622,064
	Daehan New Pharm Co. Ltd.	77,285	474,982
	Daehan Steel Co. Ltd.	101,612	978,721
*	Dae-Il Corp.	116,815	444,414
#	Daejoo Electronic Materials Co. Ltd.	12,221	627,340
	Daejung Chemicals & Metals Co. Ltd., Class C	10,820	127,340
*	Daemyung SonoSeason Co. Ltd.	116,486	49,594
	Daeryuk Can Co. Ltd.	73,845	211,802
#	Daesang Corp.	182,226	2,686,595
	Daesang Holdings Co. Ltd.	114,153	557,825
	Daesung Energy Co. Ltd.	13,173	102,031
	Daesung Holdings Co. Ltd.	2,949	21,528
*	Daesung Industrial Co. Ltd.	130,500	366,566
*	Daesung Private Equity, Inc.	23,583	33,578
*	Daewon Cable Co. Ltd.	48,088	36,381
	Daewon Media Co. Ltd.	41,596	340,305
	Daewon Pharmaceutical Co. Ltd.	112,699	1,296,137
	Daewon San Up Co. Ltd.	77,011	309,413
#*	Daewoo Engineering & Construction Co. Ltd.	1,005,568	2,933,710
	Daewoong Co. Ltd.	82,720	914,005
	Daewoong Pharmaceutical Co. Ltd.	13,666	1,013,859
*††	Dahaam E-Tec Co. Ltd.	1,420	13,761
	Daihan Pharmaceutical Co. Ltd.	38,122	756,459
	Daishin Securities Co. Ltd.	253,494	2,631,104
#*	Danal Co. Ltd.	254,410	656,741
	Daol Investment & Securities Co. Ltd.	309,984	879,558
	Daou Data Corp.	133,680	1,133,102
	Daou Technology, Inc.	232,303	2,811,801
*	Dasan Networks, Inc.	156,917	409,863
#*	Dawonsys Co. Ltd.	61,221	640,046
*	Dayou Plus Co. Ltd.	342,871	173,143

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DB Financial Investment Co. Ltd.	254,025	$717,999
#	DB HiTek Co. Ltd.	191,033	6,896,560
	DB Insurance Co. Ltd.	298,118	19,395,225
*	DB, Inc.	735,324	863,897
	DCM Corp.	29,903	239,665
*	Dentis Co. Ltd.	6,576	42,405
	Dentium Co. Ltd.	33,375	2,709,288
	Deutsch Motors, Inc.	184,790	672,567
	Device ENG Co. Ltd.	32,272	310,566
*	Dexter Studios Co. Ltd.	13,549	65,714
	DGB Financial Group, Inc.	1,225,334	7,136,631
	DI Dong Il Corp.	90,265	1,778,553
	Digital Daesung Co. Ltd.	88,111	368,453
*	DIO Corp.	30,156	523,265
	Display Tech Co. Ltd.	59,980	220,058
*	DK Tech Co. Ltd.	4,684	27,692
	DL Construction Co. Ltd.	55,042	504,125
	DL E&C Co. Ltd.	189,052	4,805,179
#	DL Holdings Co. Ltd.	82,486	2,597,803
*††	DMOA Co. Ltd.	348,388	82,915
	DMS Co. Ltd.	139,166	565,297
	DN Automotive Corp.	12,024	705,382
	DNF Co. Ltd.	36,854	495,887
	Dohwa Engineering Co. Ltd.	41,553	236,668
	Dong Ah Tire & Rubber Co. Ltd.	29,142	249,322
	Dong-A Hwasung Co. Ltd.	63,198	336,072
	Dong-A Socio Holdings Co. Ltd.	17,453	1,288,476
	Dong-A ST Co. Ltd.	33,592	1,384,379
	Dong-Ah Geological Engineering Co. Ltd.	21,088	195,348
*	Dongbang Transport Logistics Co. Ltd.	337,592	455,125
	Dongbu Corp.	79,852	336,543
	Dongil Industries Co. Ltd.	9,770	357,218
#	Dongjin Semichem Co. Ltd.	145,204	3,240,903
	Dongkoo Bio & Pharma Co. Ltd.	59,502	211,060
#	DongKook Pharmaceutical Co. Ltd.	121,732	1,455,985
*	Dongkuk CM Co. Ltd.	162,891	832,542
	Dongkuk Holdings Co. Ltd.	108,443	693,002
	Dongkuk Industries Co. Ltd.	228,864	748,447
*	Dongkuk Steel Mill Co. Ltd.	337,789	2,644,204
#*	Dongkuk Structures & Construction Co. Ltd.	86,851	176,342
#	Dongsuh Cos., Inc.	63,233	808,513
	Dongsung Chemical Co. Ltd.	234,483	713,982
	Dongsung Finetec Co. Ltd.	59,797	503,906
*	Dongsung Pharmaceutical Co. Ltd.	7,245	33,862
#*	Dongwha Enterprise Co. Ltd.	12,073	553,793
	Dongwha Pharm Co. Ltd.	129,820	932,548
	Dongwon Development Co. Ltd.	309,466	730,170
	Dongwon F&B Co. Ltd.	58,750	1,267,567
	Dongwon Industries Co. Ltd.	49,356	1,093,306
	Dongwon Metal Co. Ltd.	6,681	7,563
#	Dongwon Systems Corp.	21,938	461,250
*	Dongwoon Anatech Co. Ltd.	9,552	111,852
	Dongyang E&P, Inc.	44,988	616,301
*	Dongyang Steel Pipe Co. Ltd.	301,477	164,321
	Doosan Bobcat, Inc.	287,838	8,269,876
	Doosan Co. Ltd.	34,579	1,907,759
*	Doosan Enerbility Co. Ltd.	726,112	7,234,964
#*	Doosan Fuel Cell Co. Ltd.	40,468	494,001
#	Doosan Tesna, Inc.	53,630	1,789,125

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	DoubleUGames Co. Ltd.	76,321	$2,341,836
	Douzone Bizon Co. Ltd.	65,587	1,330,147
*	Dream Security Co. Ltd.	153,587	350,833
	Dreamtech Co. Ltd.	250,970	1,941,465
	Drgem Corp.	11,670	88,095
*	DRTECH Corp.	78,354	219,755
*	DSC Investment, Inc.	69,323	141,283
*	DSK Co. Ltd.	33,266	123,123
*	Duck Yang Industry Co. Ltd.	52,481	163,254
	Duckshin Housing Co. Ltd.	45,494	63,077
#*	Duk San Neolux Co. Ltd.	48,214	1,383,038
*	Duksan Hi-Metal Co. Ltd.	53,313	237,559
*	Duksan Techopia Co. Ltd.	14,836	204,649
	Duksung Co. Ltd.	6,402	24,246
	DY Corp.	130,490	529,766
	DY POWER Corp.	57,319	497,471
*††	E Investment&Development Co. Ltd.	198,639	153,552
	E1 Corp.	16,818	732,182
	Eagon Industrial Ltd.	27,394	135,836
	Easy Bio, Inc.	149,166	346,561
	Easy Holdings Co. Ltd.	336,081	641,918
	EBEST Investment & Securities Co. Ltd.	109,317	305,651
	Echo Marketing, Inc.	77,982	579,367
*	Eco&Dream Co. Ltd.	10,843	153,703
	Ecoplastic Corp.	216,572	821,713
#	Ecopro BM Co. Ltd.	88,866	13,000,857
#	Ecopro Co. Ltd.	44,985	20,786,621
#	Ecopro HN Co. Ltd.	40,972	1,755,316
	e-Credible Co. Ltd.	17,635	180,444
*	EG Corp.	12,698	98,446
*††	Ehwa Technologies Information Co. Ltd.	397,669	198,459
	Elentec Co. Ltd.	66,888	423,674
#	E-MART, Inc.	64,566	3,480,941
*	EMKOREA Co. Ltd.	109,856	180,097
	EMRO, Inc.	12,417	509,157
#	EM-Tech Co. Ltd.	57,364	2,114,121
	ENF Technology Co. Ltd.	71,759	1,002,123
*	Enzychem Lifesciences Corp.	44,855	40,885
#	Eo Technics Co. Ltd.	21,706	2,251,083
	Estechpharma Co. Ltd.	31,320	140,927
*	ESTsoft Corp.	15,296	150,344
*	E-TRON Co. Ltd.	1,461,912	216,491
*	Eubiologics Co. Ltd.	23,191	164,752
	Eugene Corp.	383,347	930,621
	Eugene Investment & Securities Co. Ltd.	520,930	1,558,098
#	Eugene Technology Co. Ltd.	47,724	1,353,557
	Eusu Holdings Co. Ltd.	84,717	376,648
*	EV Advanced Material Co. Ltd.	21,528	50,601
*	E-World	60,247	54,497
*	Exem Co. Ltd.	202,670	302,998
	Exicon Co. Ltd.	14,754	134,381
*	ezCaretech Co. Ltd.	556	7,207
	F&F Co. Ltd.	63,105	4,374,701
	F&F Holdings Co. Ltd.	24,459	285,415
	Farmsco	35,837	73,941
	FarmStory Co. Ltd.	204,056	246,040
	Fila Holdings Corp.	213,345	5,649,204
*	Fine M-Tec Co. Ltd.	20,938	125,252
#	Fine Semitech Corp.	46,456	601,783

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	FineTek Co. Ltd.	82,202	$55,003
*	Firstec Co. Ltd.	71,326	176,384
*	Flask Co. Ltd.	92,101	82,823
#	Foosung Co. Ltd.	221,596	1,644,766
*	FSN Co. Ltd.	14,926	20,940
	Fursys, Inc.	12,434	267,497
*	FutureChem Co. Ltd.	36,615	228,100
	Gabia, Inc.	53,321	576,124
*	GAEASOFT	22,055	97,535
	Galaxia Moneytree Co. Ltd.	29,422	93,799
*	GAMSUNG Corp. Co. Ltd.	119,196	336,277
	Gaon Cable Co. Ltd.	19,423	228,980
	GC Cell Corp.	9,746	209,113
*	GemVax & Kael Co. Ltd.	10,298	108,555
	Gemvaxlink Co. Ltd.	401,468	301,949
*	GeneOne Life Science, Inc.	12,639	26,544
#*	Genexine, Inc.	75,979	444,112
*	Genie Music Corp.	69,833	150,410
*	GENOLUTION, Inc.	7,718	21,096
	Genoray Co. Ltd.	26,427	130,014
	Geumhwa PSC Co. Ltd.	11,706	223,643
*	Gigalane Co. Ltd.	72,743	64,722
	Global Standard Technology Co. Ltd.	58,899	886,698
	GMB Korea Corp.	62,781	188,089
	GnCenergy Co. Ltd.	35,497	102,104
#	GOLFZON Co. Ltd.	22,537	1,455,842
	Golfzon Newdin Holdings Co. Ltd.	157,907	429,438
*††	Good People Co. Ltd.	28,336	1,972
#	Gradiant Corp.	57,108	457,130
#*	Grand Korea Leisure Co. Ltd.	103,317	1,195,660
	Green Chemical Co. Ltd.	47,001	202,567
#	Green Cross Corp.	18,751	1,336,532
#	Green Cross Holdings Corp.	131,311	1,318,505
	Green Cross Wellbeing Corp.	18,849	85,988
	GS Engineering & Construction Corp.	290,659	2,844,941
*	GS Global Corp.	352,663	584,746
	GS Holdings Corp.	343,205	10,022,225
	GS Retail Co. Ltd.	260,109	4,685,714
	Gwangju Shinsegae Co. Ltd.	17,981	401,123
#	Hae In Corp.	46,546	181,670
	HAESUNG DS Co. Ltd.	60,782	1,999,961
	Haesung Industrial Co. Ltd.	32,851	173,347
	Haitai Confectionery & Foods Co. Ltd.	47,827	178,695
	Han Kuk Carbon Co. Ltd.	139,435	1,179,709
	Hana Financial Group, Inc.	1,088,363	31,646,059
#	Hana Materials, Inc.	40,475	1,429,852
#	Hana Micron, Inc.	244,621	4,445,460
	Hana Pharm Co. Ltd.	28,131	280,506
*	Hana Technology Co. Ltd.	3,004	146,409
*	Hanall Biopharma Co. Ltd.	5,417	117,499
*	Hancom WITH, Inc.	7,274	14,594
#*	Hancom, Inc.	50,840	441,536
	Handok, Inc.	51,546	443,343
	Handsome Co. Ltd.	118,725	1,641,495
	Hanil Cement Co. Ltd.	139,777	1,263,861
	Hanil Holdings Co. Ltd.	78,732	644,541
	Hanil Hyundai Cement Co. Ltd.	13,000	142,102
	Hanil Iron & Steel Co. Ltd.	52,836	94,000
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	53,057

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Hanjin Kal Corp.	12,473	$393,861
	Hanjin Transportation Co. Ltd.	59,081	828,245
	Hankook Shell Oil Co. Ltd.	4,004	679,278
*††	Hankook Technology, Inc.	161,324	14,931
	Hankook Tire & Technology Co. Ltd.	309,742	8,787,849
	Hankuk Steel Wire Co. Ltd.	5,471	16,071
	Hanmi Pharm Co. Ltd.	21,657	4,528,078
	Hanmi Science Co. Ltd.	16,994	399,394
	Hanmi Semiconductor Co. Ltd.	100,310	3,930,387
	HanmiGlobal Co. Ltd.	37,013	599,004
	Hannong Chemicals, Inc.	21,885	166,628
	Hanon Systems.	687,980	3,510,575
#	Hansae Co. Ltd.	123,984	2,106,653
	Hansae Yes24 Holdings Co. Ltd.	101,367	355,747
	Hanshin Construction Co. Ltd.	32,542	168,605
	Hanshin Machinery Co.	65,020	195,620
	Hansol Chemical Co. Ltd.	38,665	4,314,837
	Hansol Holdings Co. Ltd.	274,343	539,770
*	Hansol HomeDeco Co. Ltd.	434,357	272,960
*	Hansol IONES Co. Ltd.	98,993	612,890
	Hansol Logistics Co. Ltd.	67,728	120,395
	Hansol Paper Co. Ltd.	157,905	1,169,121
	Hansol Technics Co. Ltd.	197,073	877,901
#	Hanssem Co. Ltd.	19,500	708,275
*	Hansung Cleantech Co. Ltd.	86,152	147,656
	Hanwha Aerospace Co. Ltd.	124,811	9,383,416
#	Hanwha Corp.	162,433	2,675,618
*	Hanwha Galleria Corp.	170,344	127,490
*	Hanwha General Insurance Co. Ltd.	494,681	1,521,320
*	Hanwha Investment & Securities Co. Ltd.	812,205	1,385,762
*	Hanwha Life Insurance Co. Ltd.	1,841,204	3,783,597
#*	Hanwha Ocean Co. Ltd.	35,770	625,554
*	Hanwha Solutions Corp.	133,044	2,833,869
*	Hanyang Digitech Co. Ltd.	1,544	14,135
	Hanyang Eng Co. Ltd.	87,410	911,819
	Hanyang Securities Co. Ltd.	50,490	347,234
	Harim Co. Ltd.	383,091	786,440
#	Harim Holdings Co. Ltd.	271,841	1,334,450
	HB SOLUTION Co. Ltd.	128,299	451,096
	HB Technology Co. Ltd.	337,727	598,727
	HD Hyundai Co. Ltd.	212,495	9,050,665
	HD Hyundai Construction Equipment Co. Ltd.	91,986	3,036,147
	HD Hyundai Electric Co. Ltd.	58,843	3,274,920
	HD Hyundai Energy Solutions Co. Ltd.	27,041	438,727
#	HD Hyundai Infracore Co. Ltd.	875,556	4,344,334
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	96,434	6,469,085
	HDC Holdings Co. Ltd.	164,901	757,883
#	HDC Hyundai Development Co-Engineering & Construction, Class E	282,383	2,438,648
	HDC Hyundai Engineering Plastics Co. Ltd.	69,161	208,567
	HDCLabs Co. Ltd.	24,286	128,832
	Hecto Financial Co. Ltd.	11,882	123,422
	Hecto Innovation Co. Ltd.	49,272	473,212
#*	Helixmith Co. Ltd.	84,271	254,662
*	Heungkuk Fire & Marine Insurance Co. Ltd.	106,505	240,937
#*	HFR, Inc.	40,986	561,221
#	Hite Jinro Co. Ltd.	172,064	2,711,627
	Hitejinro Holdings Co. Ltd.	58,912	370,389
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	168,018	361,830
*	HJ Shipbuilding & Construction Co. Ltd.	99,769	248,156

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	HL D&I Halla Corp.	169,989	$256,328
	HL Holdings Corp.	44,891	1,060,489
	HL Mando Co. Ltd.	187,351	4,562,586
#*	HLB Biostep Co. Ltd.	68,157	127,016
*	HLB Global Co. Ltd.	25,718	66,645
#*	HLB Life Science Co. Ltd.	188,358	1,246,782
*	HLB PANAGENE Co. Ltd.	39,250	104,321
*	HLB Therapeutics Co. Ltd.	117,635	322,380
#*	HLB, Inc.	61,866	1,332,954
#	HMM Co. Ltd.	1,355,791	14,684,959
	Home Center Holdings Co. Ltd.	421,452	338,269
*	Homecast Co. Ltd.	65,464	230,094
#	Hotel Shilla Co. Ltd.	112,072	5,185,660
	HS Industries Co. Ltd.	296,468	771,686
*	HSD Engine Co. Ltd.	145,491	827,529
#*	Hugel, Inc.	18,348	1,935,757
*	Humax Co. Ltd.	157,218	322,148
	Humedix Co. Ltd.	30,432	770,459
*	Huneed Technologies	22,722	145,057
#	Huons Co. Ltd.	43,784	1,314,812
	Huons Global Co. Ltd.	41,448	616,930
	Husteel Co. Ltd.	189,846	645,340
*	Huvis Corp.	129,579	407,301
	Huvitz Co. Ltd.	57,550	619,824
	Hwa Shin Co. Ltd.	129,780	973,100
	Hwacheon Machine Tool Co. Ltd.	2,339	55,184
#*	Hwail Pharm Co. Ltd.	240,998	356,243
	Hwangkum Steel & Technology Co. Ltd.	67,513	345,616
	Hwaseung Enterprise Co. Ltd.	89,585	559,323
	HwaSung Industrial Co. Ltd.	53,535	386,768
*	HYBE Co. Ltd.	2,116	344,619
	Hy-Lok Corp.	55,381	972,854
#	Hyosung Advanced Materials Corp., Class C	12,148	3,221,586
#	Hyosung Corp.	44,319	1,938,428
*	Hyosung Heavy Industries Corp.	36,457	4,624,095
#	Hyosung TNC Corp.	12,952	3,432,817
	HyosungITX Co. Ltd.	9,080	80,811
	Hyundai Autoever Corp.	13,126	1,267,284
	Hyundai Bioland Co. Ltd.	35,216	243,999
	Hyundai BNG Steel Co. Ltd.	81,483	855,963
	Hyundai Corp.	49,866	652,790
	Hyundai Corp. Holdings, Inc.	28,838	218,210
	Hyundai Department Store Co. Ltd.	92,429	3,660,606
#	Hyundai Elevator Co. Ltd.	87,591	2,804,690
	Hyundai Engineering & Construction Co. Ltd.	254,801	6,319,263
	HYUNDAI EVERDIGM Corp.	8,126	35,978
	Hyundai Ezwel Co. Ltd.	53,497	245,550
	Hyundai Futurenet Co. Ltd.	257,770	618,338
	Hyundai GF Holdings	642,695	1,659,400
	Hyundai Glovis Co. Ltd.	87,841	11,147,974
	Hyundai Home Shopping Network Corp.	40,309	1,238,527
*	Hyundai Livart Furniture Co. Ltd.	86,141	509,183
	Hyundai Marine & Fire Insurance Co. Ltd.	407,458	9,504,755
*	Hyundai Mipo Dockyard Co. Ltd.	21,829	1,124,901
	Hyundai Mobis Co. Ltd.	99,933	15,476,097
	Hyundai Motor Co.	422,266	53,198,806
	Hyundai Motor Securities Co. Ltd.	146,767	888,561
	Hyundai Pharmaceutical Co. Ltd.	63,333	186,649
#*	Hyundai Rotem Co. Ltd.	53,666	927,822

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Steel Co.	420,831	$10,233,931
	Hyundai Wia Corp.	83,730	3,485,488
	HyVision System, Inc.	51,268	705,781
	i3system, Inc.	16,781	333,051
*	iA, Inc.	683,750	198,092
	ICD Co. Ltd.	73,621	380,140
*	Icure Pharm, Inc.	1,566	2,096
	IDIS Holdings Co. Ltd.	8,252	69,576
	Iljin Diamond Co. Ltd.	8,385	74,477
	Iljin Electric Co. Ltd.	94,365	877,777
	Iljin Holdings Co. Ltd.	132,692	359,411
	Iljin Power Co. Ltd.	26,649	203,086
	Ilshin Spinning Co. Ltd.	93,215	592,778
*	Ilshin Stone Co. Ltd.	114,355	82,586
††	ilShinbiobase Co. Ltd.	80,228	80,662
	Ilsung Pharmaceuticals Co. Ltd.	25,539	369,924
	Ilyang Pharmaceutical Co. Ltd.	68,072	689,398
	iMarketKorea, Inc.	123,664	716,613
	InBody Co. Ltd.	65,366	1,046,406
	Incross Co. Ltd.	28,105	204,719
	Industrial Bank of Korea	1,175,053	9,724,707
*	Infinitt Healthcare Co. Ltd.	50,590	182,004
	InfoBank Corp.	11,959	86,022
*	Inhwa Precision Co. Ltd.	2,022	15,128
	Innocean Worldwide, Inc.	64,476	2,086,729
*	Innometry Co. Ltd.	8,065	61,531
	InnoWireless Co. Ltd.	20,982	339,682
#	Innox Advanced Materials Co. Ltd.	111,352	2,209,710
*	Innox Corp.	2,178	32,397
*	Inscobee, Inc.	138,198	120,238
#*	Insun ENT Co. Ltd.	121,913	647,449
*	Insung Information Co. Ltd.	72,270	122,551
#	Intellian Technologies, Inc.	16,281	854,037
	Intelligent Digital Integrated Security Co. Ltd.	21,552	332,943
*	Interflex Co. Ltd.	55,384	394,721
	Interojo Co. Ltd.	28,700	652,403
#	INTOPS Co. Ltd.	96,905	1,720,759
#*	iNtRON Biotechnology, Inc.	57,427	265,674
	Inzi Controls Co. Ltd.	66,398	365,582
#*	IS Dongseo Co. Ltd.	121,185	2,264,008
#	ISC Co. Ltd.	53,055	2,738,939
	i-SENS, Inc.	68,599	1,169,764
*	ISU Abxis Co. Ltd.	17,003	71,369
	ISU Chemical Co. Ltd.	52,720	465,369
*	ISU Specialty Chemical	12,936	1,102,713
	IsuPetasys Co. Ltd.	220,497	3,564,172
*	ITCEN Co. Ltd.	45,051	116,495
*	ITEK, Inc.	9,508	50,429
#*	ITM Semiconductor Co. Ltd.	17,741	263,113
	It’s Hanbul Co. Ltd.	26,903	253,489
*	IWIN PLUS Co. Ltd.	10,055	12,359
*	Jaeyoung Solutec Co. Ltd.	173,969	67,499
*	Jahwa Electronics Co. Ltd.	36,900	577,625
	JASTECH Ltd.	24,293	135,820
	JB Financial Group Co. Ltd.	901,377	6,742,342
	JC Chemical Co. Ltd.	88,227	437,307
	Jeil Pharmaceutical Co. Ltd.	13,855	153,816
#*	Jeisys Medical, Inc.	206,746	1,613,945
*	Jeju Air Co. Ltd.	88,462	693,588

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Jeju Semiconductor Corp.	151,696	$449,094
*	Jin Air Co. Ltd.	39,389	327,484
	Jinsung T.E.C	55,826	397,925
	JLS Co. Ltd.	59,182	313,888
	JNK Heaters Co. Ltd.	84,431	316,048
*	JNTC Co. Ltd.	58,205	459,288
*	JoyCity Corp.	60,146	105,454
	JS Corp.	6,841	87,511
*	JT Corp.	2,402	12,591
#	Jusung Engineering Co. Ltd.	207,888	3,801,884
	JVM Co. Ltd.	24,902	481,346
	JW Holdings Corp.	163,297	398,180
	JW Life Science Corp.	37,085	344,812
	JW Pharmaceutical Corp.	64,193	1,247,893
*	JW Shinyak Corp.	71,224	118,156
	JYP Entertainment Corp.	99,812	7,597,659
*	K Car Co. Ltd.	13,624	94,898
	Kakao Corp.	113,928	3,211,152
#*	Kakao Games Corp.	14,499	251,654
	KakaoBank Corp.	82,088	1,110,918
*††	Kanglim Co. Ltd.	334,014	93,239
	Kangnam Jevisco Co. Ltd.	26,553	388,695
*	Kangstem Biotech Co. Ltd.	103,520	104,423
	Kangwon Land, Inc.	135,973	1,480,550
	KAON Group Co. Ltd.	111,745	485,414
	KB Financial Group, Inc.	1,155,887	44,060,363
	KB Financial Group, Inc., ADR	385,376	14,705,948
	KC Co. Ltd.	56,156	632,598
	KC Tech Co. Ltd.	68,360	964,811
#	KCC Corp.	14,213	2,504,905
	KCC Engineering & Construction Co. Ltd.	17,240	57,236
	KCC Glass Corp.	81,256	2,440,812
	KCI Ltd.	7,564	39,081
	KCTC	176,886	511,501
	KEC Corp.	523,949	487,229
*	Kencoa Aerospace Co.	9,936	81,090
#	KEPCO Engineering & Construction Co., Inc.	10,615	412,279
#	KEPCO Plant Service & Engineering Co. Ltd.	100,900	2,441,304
*	KEYEAST Co. Ltd.	39,205	179,853
	KG Chemical Corp.	414,670	1,863,115
#	KG Dongbusteel	163,329	856,009
	KG Eco Technology Service Co. Ltd.	115,398	955,709
*††	KG Mobility Co.	98,849	537,211
#	Kginicis Co. Ltd.	135,157	1,037,418
	KGMobilians Co. Ltd.	129,933	458,954
#	KH Vatec Co. Ltd.	73,393	784,958
	Kia Corp.	1,141,175	65,196,953
*	Kib Plug Energy	588,673	356,927
	KidariStudio, Inc.	19,244	57,273
	KINX, Inc.	15,242	962,731
	KISCO Corp.	95,693	435,613
	KISCO Holdings Co. Ltd.	47,917	739,145
	KISWIRE Ltd.	67,019	938,501
#	KIWOOM Securities Co. Ltd.	87,926	5,257,012
	KL-Net Corp.	101,819	185,955
*	KNJ Co. Ltd.	3,811	45,457
#	Koentec Co. Ltd.	88,224	471,142
#	Koh Young Technology, Inc.	168,805	1,383,344
#	Kolmar BNH Co. Ltd.	63,540	774,571

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar Korea Co. Ltd.	43,995	$1,749,475
	Kolmar Korea Holdings Co. Ltd.	109,663	545,797
	Kolon Corp.	43,960	517,744
	Kolon Global Corp.	44,532	420,680
#	Kolon Industries, Inc.	145,579	4,702,678
*	Kolon Life Science, Inc.	1,059	20,996
	Kolon Plastic, Inc.	43,785	249,425
	Komelon Corp.	7,669	47,944
#	KoMiCo Ltd.	31,338	1,029,045
*	KONA I Co. Ltd.	54,564	725,559
	Kook Soon Dang Brewery Co. Ltd.	58,180	207,144
	Korea Aerospace Industries Ltd.	83,445	2,745,732
	Korea Alcohol Industrial Co. Ltd.	101,676	768,480
	Korea Arlico Pharm Co. Ltd.	14,789	65,050
	Korea Asset In Trust Co. Ltd.	374,510	895,542
	Korea Business News Co. Ltd.	21,677	85,939
	Korea Cast Iron Pipe Industries Co. Ltd.	69,516	322,891
*	Korea Cement Co. Ltd.	56,014	68,085
*	Korea Circuit Co. Ltd.	82,399	831,124
*	Korea District Heating Corp.	16,048	275,339
#*	Korea Electric Power Corp., Sponsored ADR	497,452	3,029,483
*	Korea Electric Power Corp.	171,677	2,148,867
	Korea Electric Terminal Co. Ltd.	43,516	2,035,169
	Korea Electronic Certification Authority, Inc.	8,615	23,472
	Korea Electronic Power Industrial Development Co. Ltd.	72,062	373,821
	Korea Export Packaging Industrial Co. Ltd.	92,420	184,853
*	Korea Gas Corp.	89,854	1,522,727
	Korea Industrial Co. Ltd.	10,455	24,025
#*	Korea Information & Communications Co. Ltd.	6,672	41,816
	Korea Information Certificate Authority, Inc.	6,552	20,668
	Korea Investment Holdings Co. Ltd.	184,512	6,897,723
*	Korea Line Corp.	1,397,764	1,733,200
	Korea Movenex Co. Ltd.	151,815	1,004,893
	Korea Parts & Fasteners Co. Ltd.	23,131	80,788
#	Korea Petrochemical Ind Co. Ltd.	28,152	3,325,518
	Korea Petroleum Industries Co.	25,987	321,999
	Korea Ratings Corp.	3,760	212,583
	Korea Real Estate Investment & Trust Co. Ltd.	904,008	782,338
#	Korea United Pharm, Inc.	46,266	800,297
#	Korea Zinc Co. Ltd.	14,460	5,025,116
	Korean Air Lines Co. Ltd.	899,924	13,692,499
	Korean Drug Co. Ltd.	11,632	57,823
	Korean Reinsurance Co.	742,393	4,883,047
	Kortek Corp.	64,017	323,573
*	KOSES Co. Ltd.	34,461	223,083
*	KPS Corp.	5,740	25,894
	KPX Chemical Co. Ltd.	14,895	468,995
#*	Krafton, Inc.	36,032	4,386,250
	KSIGN Co. Ltd.	115,684	104,470
	KSS LINE Ltd.	136,658	797,334
*	Kt alpha Co. Ltd.	71,697	286,480
#	KT Corp., Sponsored ADR	199,398	2,408,728
	KT Corp.	35,348	855,145
	KT Skylife Co. Ltd.	196,016	855,996
	KT&G Corp.	217,222	13,703,077
	KTCS Corp.	226,275	595,972
	Ktis Corp.	203,805	449,629
	Kukbo Design Co. Ltd.	21,583	203,069
	Kukdo Chemical Co. Ltd.	11,441	331,449

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kukdong Oil & Chemicals Co. Ltd.	113,784	$443,051
#*††	Kuk-il Paper Manufacturing Co. Ltd.	231,940	103,042
*	Kukje Pharma Co. Ltd.	21,991	82,856
#*	Kum Yang Co. Ltd.	18,581	1,214,454
#*	Kumho HT, Inc.	754,608	363,911
	Kumho Petrochemical Co. Ltd.	107,121	10,067,931
#*	Kumho Tire Co., Inc.	672,396	2,094,748
	KUMHOE&C Co. Ltd.	140,791	527,555
	Kumkang Kind Co. Ltd.	142,077	562,013
	Kwang Dong Pharmaceutical Co. Ltd.	237,575	1,299,589
	Kwang Myung Electric Co. Ltd.	167,538	258,366
*	KX Hitech Co. Ltd.	208,558	159,930
	KX Innovation Co. Ltd.	119,777	411,564
	Kyeryong Construction Industrial Co. Ltd.	58,907	551,174
	Kyobo Securities Co. Ltd.	128,790	464,116
	Kyochon F&B Co. Ltd.	41,621	218,936
	Kyongbo Pharmaceutical Co. Ltd.	40,273	189,310
	Kyung Dong Navien Co. Ltd.	35,842	1,274,353
	Kyung Nong Corp.	16,624	116,332
	Kyungbang Co. Ltd.	84,291	497,813
*	Kyungchang Industrial Co. Ltd.	23,256	41,232
	KyungDong City Gas Co. Ltd.	20,551	293,753
	Kyungdong Pharm Co. Ltd.	106,028	495,346
	Kyung-In Synthetic Corp.	197,396	527,848
#	L&C Bio Co. Ltd.	36,625	769,879
#	L&F Co. Ltd.	32,051	3,117,693
#*	LabGenomics Co. Ltd.	236,696	575,805
#*	Lake Materials Co. Ltd.	150,192	1,262,917
	LaonPeople, Inc.	5,901	23,820
#*	LB Semicon, Inc.	241,110	1,057,657
	LEADCORP, Inc.	112,131	438,188
	Lee Ku Industrial Co. Ltd.	145,496	394,066
	LEENO Industrial, Inc.	42,725	4,372,398
	LF Corp.	134,198	1,388,193
	LG Chem Ltd.	58,367	19,129,320
	LG Corp.	190,776	10,919,829
#*	LG Display Co. Ltd., ADR	345,392	1,533,540
#*	LG Display Co. Ltd.	705,411	6,383,064
	LG Electronics, Inc.	571,062	42,363,085
	LG H&H Co. Ltd.	20,970	4,916,294
	LG HelloVision Co. Ltd.	441,125	1,085,796
#	LG Innotek Co. Ltd.	73,316	12,168,433
	LG Uplus Corp.	1,385,832	10,386,409
#	LIG Nex1 Co. Ltd.	54,930	3,552,999
	Lion Chemtech Co. Ltd.	78,466	190,043
#	Lock&Lock Co. Ltd.	96,643	425,772
#	LOT Vacuum Co. Ltd.	77,667	1,173,859
	Lotte Chemical Corp.	58,104	6,309,915
#	Lotte Chilsung Beverage Co. Ltd.	28,905	3,116,947
#	Lotte Corp.	75,283	1,451,920
*	Lotte Data Communication Co.	31,267	648,320
#	Lotte Energy Materials Corp.	26,776	767,070
#	LOTTE Fine Chemical Co. Ltd.	129,617	5,384,190
	LOTTE Himart Co. Ltd.	64,713	457,100
*	Lotte Non-Life Insurance Co. Ltd.	539,209	956,936
	Lotte Rental Co. Ltd.	24,326	463,928
	Lotte Shopping Co. Ltd.	40,801	2,181,988
#	Lotte Wellfood Co. Ltd.	15,959	1,348,740
	LS Cable & System Asia Ltd.	52,587	436,427

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	LS Corp.	83,167	$4,835,536
#	LS Electric Co. Ltd.	74,387	3,538,627
	LS Marine Solution Co. Ltd.	60,452	446,125
*	Lumens Co. Ltd.	58,799	55,822
*	LVMC Holdings	583,213	904,880
	LX Hausys Ltd.	54,783	1,554,358
#	LX Holdings Corp.	334,252	1,671,814
#	LX International Corp.	257,622	4,757,775
#	LX Semicon Co. Ltd.	64,094	3,423,548
	M.I.Tech Co. Ltd.	40,278	197,866
	Macquarie Korea Infrastructure Fund	1,068,011	9,516,550
	Macrogen, Inc.	18,261	218,423
#	Maeil Dairies Co. Ltd.	26,284	881,282
	MAKUS, Inc.	50,281	325,546
*	Manho Rope & Wire Ltd.	4,413	154,065
*	Maniker Co. Ltd.	5,232	4,118
	Mcnex Co. Ltd.	69,880	1,439,632
*	MDS Tech, Inc.	186,588	194,067
*	ME2ON Co. Ltd.	163,643	324,713
	Mediana Co. Ltd.	3,934	17,343
*	Medipost Co. Ltd.	39,056	202,028
#	Medytox, Inc.	11,107	1,699,148
	Meerecompany, Inc.	12,750	234,146
	MegaStudy Co. Ltd.	49,775	400,344
#	MegaStudyEdu Co. Ltd.	59,725	2,745,281
	Meritz Financial Group, Inc.	730,482	27,186,791
	META BIOMED Co. Ltd.	46,200	125,920
*	Mgame Corp.	85,404	380,854
	Mi Chang Oil Industrial Co. Ltd.	3,141	168,502
*	MiCo Ltd.	171,010	1,003,714
*	Mirae Asset Life Insurance Co. Ltd.	454,697	1,703,326
#	Mirae Asset Securities Co. Ltd.	1,171,825	5,740,419
*	Mirae Asset Venture Investment Co. Ltd.	71,049	229,547
	Miwon Chemicals Co. Ltd.	1,485	73,337
	Miwon Commercial Co. Ltd.	5,877	717,783
	Miwon Holdings Co. Ltd.	1,831	113,289
	Miwon Specialty Chemical Co. Ltd.	9,336	971,836
	MK Electron Co. Ltd.	117,641	946,147
#	MNTech Co. Ltd.	51,683	582,871
	Mobase Electronics Co. Ltd.	160,833	220,822
*	Mobile Appliance, Inc.	56,949	115,083
	Monalisa Co. Ltd.	21,568	40,801
	MonAmi Co. Ltd.	5,080	10,867
	Moonbae Steel Co. Ltd.	104,889	230,657
	Moorim P&P Co. Ltd.	171,570	389,481
	Moorim Paper Co. Ltd.	164,248	254,197
	Motonic Corp.	48,395	294,613
#	Motrex Co. Ltd.	86,739	920,407
	MS Autotech Co. Ltd.	123,095	468,522
	Muhak Co. Ltd.	19,840	79,681
	Multicampus Co. Ltd.	17,686	406,508
*	M-venture Investment, Inc.	36,428	24,451
#*	Myoung Shin Industrial Co. Ltd.	145,430	1,700,268
*	MyungMoon Pharm Co. Ltd.	80,147	130,342
*	N2tech Co. Ltd.	59,954	26,563
	Namhae Chemical Corp.	154,947	815,763
*	Namsun Aluminum Co. Ltd.	530,593	755,254
*	Namuga Co. Ltd.	54,708	435,197
	Namyang Dairy Products Co. Ltd.	2,107	720,387

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	NanoenTek, Inc.	39,594	$94,780
	Nasmedia Co. Ltd.	23,277	343,502
*	Nature & Environment Co. Ltd.	202,100	150,856
#	Nature Holdings Co. Ltd.	21,050	337,876
	NAVER Corp.	62,930	8,797,811
	NCSoft Corp.	28,291	4,887,747
#	NeoPharm Co. Ltd.	29,917	550,118
*	Neowiz	26,737	548,017
*	Neowiz Holdings Corp.	24,725	366,248
*	Nepes Ark Corp.	21,370	277,396
#*	NEPES Corp.	101,431	1,198,563
*	Neptune Co.	7,678	38,436
#*Ω	Netmarble Corp.	44,737	1,284,359
	New Power Plasma Co. Ltd.	125,651	456,790
	Nexen Corp.	180,992	524,512
	Nexen Tire Corp.	260,801	1,439,416
#*	Nexon Games Co. Ltd.	14,124	157,602
*	Next Entertainment World Co. Ltd.	44,760	135,258
#	NEXTIN, Inc.	31,080	1,236,617
	NH Investment & Securities Co. Ltd., Class C	638,162	4,578,443
*	NHN Corp.	110,624	1,754,791
#	NHN KCP Corp.	141,074	842,448
	NI Steel Co. Ltd.	62,493	264,172
	NICE Holdings Co. Ltd.	181,584	1,614,719
	Nice Information & Telecommunication, Inc.	48,546	734,444
#	NICE Information Service Co. Ltd.	242,838	1,585,447
	NICE Total Cash Management Co. Ltd., Class C	116,629	488,610
*	NK Co. Ltd.	71,720	50,769
	Nong Shim Holdings Co. Ltd.	14,290	693,269
#	Nong Woo Bio Co. Ltd.	19,155	106,002
	NongShim Co. Ltd.	11,221	3,690,532
	Noroo Holdings Co. Ltd.	17,027	140,123
	NOROO Paint & Coatings Co. Ltd.	73,272	494,538
	NOVAREX Co. Ltd.	43,660	407,368
*	NP, Inc.	10,304	18,570
	NPC	92,090	332,623
*	NUVOTEC Co. Ltd.	46,960	27,708
	Oceanbridge Co. Ltd.	26,940	218,959
#*	OCI Co. Ltd.	32,674	2,528,401
#	OCI Holdings Co. Ltd.	72,114	5,210,391
#*	Omnisystem Co. Ltd.	151,710	90,546
	Openbase, Inc.	89,344	164,596
	OptoElectronics Solutions Co. Ltd.	28,520	243,045
*	OPTRON-TEC, Inc.	78,405	155,354
	OPTUS Pharmaceutical Co. Ltd.	35,532	126,830
*	Orbitech Co. Ltd.	63,796	153,124
	Orion Corp.	91,110	8,063,700
#	Orion Holdings Corp.	196,281	2,308,109
*††	Osung Advanced Materials Co. Ltd.	322,592	334,899
#	Ottogi Corp.	9,130	2,532,516
	Paik Kwang Industrial Co. Ltd.	173,863	1,002,845
*	Pan Entertainment Co. Ltd.	33,924	88,719
#	Pan Ocean Co. Ltd.	1,530,803	4,887,250
	Pang Rim Co. Ltd.	41,835	62,246
#*	Paradise Co. Ltd.	243,610	2,650,400
	Park Systems Corp.	20,378	2,119,241
#	Partron Co. Ltd.	360,981	2,324,698
#	Paseco Co. Ltd.	28,336	220,542
*	Pearl Abyss Corp.	31,647	1,159,408

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	People & Technology, Inc.	94,711	$3,472,670
	PHA Co. Ltd.	45,657	304,548
#	PharmaResearch Co. Ltd.	29,301	2,530,000
*	PharmGen Science, Inc.	70,418	283,322
*	Pharmicell Co. Ltd.	116,745	536,140
*††	PHC Co. Ltd.	103,057	24,876
	Philoptics Co. Ltd.	34,807	230,639
#	PI Advanced Materials Co. Ltd.	85,454	1,554,242
	Point Engineering Co. Ltd.	78,032	88,829
#	Poongsan Corp.	176,699	4,715,610
	Poongsan Holdings Corp.	24,170	575,118
#	Posco DX Co. Ltd.	161,586	5,895,140
#	POSCO Future M Co. Ltd.	7,995	1,408,903
#	POSCO Holdings, Inc., Sponsored ADR	286,872	21,948,577
	POSCO Holdings, Inc.	72,008	22,043,461
	Posco International Corp.	167,529	6,248,855
#	Posco M-Tech Co. Ltd.	36,109	570,811
	POSCO Steeleon Co. Ltd.	23,632	830,023
*	Power Logics Co. Ltd.	128,001	623,332
	Protec Co. Ltd.	30,512	965,182
#	PSK, Inc.	111,626	1,427,680
	Pulmuone Co. Ltd.	78,761	584,438
#	Puloon Technology, Inc.	17,744	101,475
	Pungkuk Ethanol Co. Ltd.	20,107	156,273
*	Q Capital Partners Co. Ltd.	588,254	143,734
	QSI Co. Ltd.	4,617	30,546
*	RaonSecure Co. Ltd.	23,738	37,241
*	Ray Co. Ltd.	14,512	209,363
	Rayence Co. Ltd.	23,848	159,563
	Reyon Pharmaceutical Co. Ltd.	22,037	231,327
#	RFHIC Corp.	35,443	364,667
*	RFTech Co. Ltd.	159,006	435,782
*	Robostar Co. Ltd.	17,018	300,157
*	Robotis Co. Ltd.	11,928	186,520
	Rsupport Co. Ltd.	56,877	148,762
*	S Net Systems, Inc.	40,726	129,195
#	S&S Tech Corp.	46,637	1,312,816
	S-1 Corp.	82,408	3,330,686
	Sajo Industries Co. Ltd.	14,263	412,985
	Sajodaerim Corp.	30,273	626,011
*	Sajodongaone Co. Ltd.	410,454	271,887
#*	Sam Chun Dang Pharm Co. Ltd.	17,577	801,035
	Sam Young Electronics Co. Ltd.	80,306	471,223
	Sam Yung Trading Co. Ltd.	88,339	798,718
	Sambo Corrugated Board Co. Ltd.	34,029	214,548
	Sambo Motors Co. Ltd.	77,790	300,773
*	Sambu Engineering & Construction Co. Ltd.	596,904	1,143,216
	Samchully Co. Ltd.	10,044	688,626
*	Samchuly Bicycle Co. Ltd.	26,803	124,718
	Samho Development Co. Ltd.	127,209	308,183
	SAMHWA Paints Industrial Co. Ltd.	62,599	279,833
	Samick Musical Instruments Co. Ltd.	306,128	234,481
	Samick THK Co. Ltd.	34,761	256,899
*	Samil Pharmaceutical Co. Ltd.	22,290	103,029
	Samji Electronics Co. Ltd.	88,378	485,104
*	Samjin LND Co. Ltd.	76,855	93,146
#	Samjin Pharmaceutical Co. Ltd.	43,871	685,524
*	Samkee Corp.	229,837	344,725
	Samkee EV Co. Ltd.	10,812	21,688

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sammok S-Form Co. Ltd.	29,195	$329,437
#	SAMPYO Cement Co. Ltd.	212,168	486,243
*Ω	Samsung Biologics Co. Ltd.	9,469	4,977,918
	Samsung C&T Corp.	130,388	10,309,225
#	Samsung Card Co. Ltd.	115,331	2,678,653
	Samsung Climate Control Co. Ltd.	5,088	32,397
	Samsung Electro-Mechanics Co. Ltd.	240,915	22,275,254
	Samsung Electronics Co. Ltd.	12,145,042	604,517,982
*	Samsung Engineering Co. Ltd.	500,660	8,823,945
	Samsung Fire & Marine Insurance Co. Ltd.	150,887	28,852,979
*	Samsung Heavy Industries Co. Ltd.	438,939	2,225,192
	Samsung Life Insurance Co. Ltd.	155,333	8,316,422
*	Samsung Pharmaceutical Co. Ltd.	147,263	280,367
	Samsung Publishing Co. Ltd.	20,890	228,358
	Samsung SDI Co. Ltd.	81,076	25,671,470
	Samsung SDS Co. Ltd.	69,694	7,143,976
	Samsung Securities Co. Ltd.	298,464	7,818,663
	SAMT Co. Ltd.	335,438	631,957
	Samwha Capacitor Co. Ltd.	40,542	979,535
	Samwha Electric Co. Ltd.	12,068	123,647
	Samyang Corp.	23,273	717,231
	Samyang Foods Co. Ltd.	23,846	3,240,170
#	Samyang Holdings Corp.	28,438	1,431,988
	Samyang Packaging Corp.	26,433	294,972
	Samyang Tongsang Co. Ltd.	10,960	378,999
*	Samyoung Co. Ltd.	81,043	300,312
#	Sang-A Frontec Co. Ltd.	27,525	363,185
*	Sangbo Corp.	162,337	201,176
#*	Sangsangin Co. Ltd.	263,084	824,239
	Sangsin Energy Display Precision Co. Ltd.	52,121	546,957
	Saramin Co. Ltd.	37,627	532,083
	Satrec Initiative Co. Ltd.	14,199	271,628
	SAVEZONE I&C Corp.	104,700	186,634
*	SBI Investment Korea Co. Ltd.	213,245	111,072
*	SBW	1,218,337	242,666
*	S-Connect Co. Ltd.	186,045	241,319
#	SD Biosensor, Inc.	78,589	561,542
*	SDN Co. Ltd.	186,770	154,323
	SeAH Besteel Holdings Corp.	122,664	1,981,557
	SeAH Holdings Corp.	495	38,996
	SeAH Steel Corp.	13,777	1,259,336
	SeAH Steel Holdings Corp.	19,972	2,965,468
	Sebang Co. Ltd.	83,997	661,065
#	Sebang Global Battery Co. Ltd.	42,017	1,540,268
#	Seegene, Inc.	207,491	2,939,250
	Segyung Hitech Co. Ltd.	39,261	296,700
	Sejin Heavy Industries Co. Ltd.	51,741	169,101
	Sejong Industrial Co. Ltd.	103,414	401,949
*	Sekonix Co. Ltd.	35,181	157,443
*	Selvas AI, Inc.	77,639	968,723
	Sempio Co.	3,643	126,891
	Sempio Foods Co.	8,674	166,466
#	Seobu T&D	217,029	1,183,957
#	Seohan Co. Ltd.	668,252	449,889
	Seohee Construction Co. Ltd.	1,009,278	1,040,625
#*	Seojin System Co. Ltd.	164,750	2,045,847
	Seoul Auction Co. Ltd.	32,672	216,590
	Seoul City Gas Co. Ltd.	1,120	49,538
*	Seoul Food Industrial Co. Ltd.	626,950	85,065

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seoul Semiconductor Co. Ltd.	264,338	$1,977,992
*	Seoul Viosys Co. Ltd.	31,086	76,494
	Seoulin Bioscience Co. Ltd.	24,696	144,257
	SEOWONINTECH Co. Ltd.	6,973	28,713
	Seoyon Co. Ltd.	115,412	567,475
	Seoyon E-Hwa Co. Ltd.	109,821	1,165,449
	Sewoon Medical Co. Ltd.	108,456	198,836
	SFA Engineering Corp.	74,338	1,537,878
#*	SFA Semicon Co. Ltd.	400,382	1,407,891
	S-Fuelcell Co. Ltd.	10,321	106,981
*	SG Corp.	525,644	153,252
	SGC e Tec E&C Co. Ltd.	12,961	176,474
	SGC Energy Co. Ltd.	64,795	1,295,206
	SH Energy & Chemical Co. Ltd.	234,724	129,945
	Shin Heung Energy & Electronics Co. Ltd.	15,684	425,821
#*	Shin Poong Pharmaceutical Co. Ltd.	25,237	217,989
	Shindaeyang Paper Co. Ltd.	126,997	515,155
	Shinhan Financial Group Co. Ltd.	1,478,212	37,996,285
	Shinhan Financial Group Co. Ltd., ADR	288,965	7,365,718
	Shinil Electronics Co. Ltd.	242,312	331,065
	Shinsegae Engineering & Construction Co. Ltd.	22,689	213,653
	Shinsegae Food Co. Ltd.	11,543	307,247
	Shinsegae Information & Communication Co. Ltd.	45,786	383,329
#	Shinsegae International, Inc.	87,984	1,016,371
#	Shinsegae, Inc.	44,588	5,584,676
#	Shinsung Delta Tech Co. Ltd.	61,194	1,752,763
*	Shinsung E&G Co. Ltd.	349,615	475,843
	Shinsung Tongsang Co. Ltd.	305,739	469,171
*	Shinwha Intertek Corp.	124,670	192,341
	Shinwon Corp.	365,301	368,311
#	Shinyoung Securities Co. Ltd.	26,629	1,104,751
*	Showbox Corp.	134,716	273,052
*	Signetics Corp.	317,153	236,398
	SIGONG TECH Co. Ltd.	54,078	224,471
	Silla Co. Ltd.	38,404	237,454
#	Simmtech Co. Ltd.	133,559	3,276,390
	Simmtech Holdings Co. Ltd.	89,492	159,237
	SIMPAC, Inc.	118,075	288,057
	Sindoh Co. Ltd.	29,934	708,428
	Sinil Pharm Co. Ltd.	23,414	112,097
	SJ Group Co. Ltd.	20,821	142,062
*	SK Biopharmaceuticals Co. Ltd.	16,105	901,276
#*	SK Bioscience Co. Ltd.	4,017	180,794
	SK Chemicals Co. Ltd.	28,344	1,186,614
	SK D&D Co. Ltd.	60,568	1,232,994
	SK Discovery Co. Ltd.	84,891	2,327,488
	SK Gas Ltd.	18,491	2,028,267
	SK Hynix, Inc.	1,759,761	152,821,338
*	SK Innovation Co. Ltd.	250,810	22,849,926
	SK Networks Co. Ltd.	1,195,174	4,935,491
*	SK oceanplant Co. Ltd.	69,895	832,459
	SK Securities Co. Ltd.	2,444,970	1,045,492
	SK Telecom Co. Ltd.	259,970	9,480,313
	SK Telecom Co. Ltd., Sponsored ADR	483	9,783
	SK, Inc.	141,442	14,912,329
#	SKC Co. Ltd.	28,730	1,680,179
#	SL Corp.	101,503	2,242,543
*	SM Culture & Contents Co. Ltd.	92,494	126,648
	SM Entertainment Co. Ltd.	28,912	2,168,241

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SM Life Design Group Co. Ltd.	98,749	$136,283
	SMCore, Inc.	32,004	120,320
	SMEC Co. Ltd.	36,691	97,019
	SNT Dynamics Co. Ltd.	80,923	786,922
	SNT Holdings Co. Ltd.	47,462	563,472
	SNT Motiv Co. Ltd.	70,468	2,112,479
*	SNU Precision Co. Ltd.	95,128	168,293
	S-Oil Corp.	192,963	9,523,220
*	Solborn, Inc.	58,996	168,075
	Solid, Inc.	185,294	806,742
*	SOLUM Co. Ltd.	234,886	5,046,549
	Solus Advanced Materials Co. Ltd.	17,121	278,833
	Songwon Industrial Co. Ltd.	153,397	1,950,618
*	Sonid, Inc.	57,338	101,019
*	Sonokong Co. Ltd.	28,100	45,813
	Soosan Heavy Industries Co. Ltd.	122,775	178,568
#	Soulbrain Co. Ltd.	19,001	3,281,236
#	Soulbrain Holdings Co. Ltd.	34,719	841,117
	SPC Samlip Co. Ltd.	15,196	729,630
	SPG Co. Ltd.	24,716	497,264
	Spigen Korea Co. Ltd.	21,996	497,123
#	Ssangyong C&E Co. Ltd.	489,308	2,019,570
	ST Pharm Co. Ltd.	9,890	499,109
	STIC Investments, Inc.	179,114	823,756
*	Straffic Co. Ltd.	80,167	210,904
#*	Studio Dragon Corp.	54,946	1,994,308
*	STX Heavy Industries Co. Ltd.	63,992	474,865
	Sugentech, Inc.	27,489	122,361
	Suheung Co. Ltd.	39,864	838,565
*	SU-Holdings Co. Ltd.	96,694	56,644
#	Sun Kwang Co. Ltd.	16,553	206,228
	Sung Kwang Bend Co. Ltd.	125,822	1,260,024
*	Sungchang Enterprise Holdings Ltd.	325,970	426,484
	Sungshin Cement Co. Ltd.	147,254	905,114
#	Sungwoo Hitech Co. Ltd.	467,801	2,741,551
	Sunjin Co. Ltd.	124,091	658,090
*	Sunny Electronics Corp.	126,515	216,649
*	Suprema, Inc.	18,305	262,286
	SurplusGLOBAL, Inc.	37,089	80,116
	SV Investment Corp.	139,899	180,374
*	SY Co. Ltd.	177,341	767,924
*	Synergy Innovation Co. Ltd.	97,260	198,185
*	Synopex, Inc.	335,402	924,302
	Systems Technology, Inc.	60,832	1,240,325
	T&L Co. Ltd.	18,322	599,247
	Tae Kyung Industrial Co. Ltd.	89,623	441,984
#	Taekwang Industrial Co. Ltd.	2,224	952,429
	Taekyung BK Co. Ltd.	64,428	302,020
*††	Taewoong Co. Ltd.	65,836	753,164
	Taeyang Metal Industrial Co. Ltd.	10,970	24,668
	Taeyoung Engineering & Construction Co. Ltd.	177,386	472,921
#*	Taihan Electric Wire Co. Ltd.	73,568	606,897
*	Taihan Fiberoptics Co. Ltd.	123,312	118,763
	Tailim Packaging Co. Ltd.	123,480	209,643
	TCC Steel	57,857	2,245,716
	TechWing, Inc.	180,059	1,161,976
*	Tego Science, Inc.	10,158	56,620
*	Telcon RF Pharmaceutical, Inc.	15,780	8,057
	Telechips, Inc.	35,983	543,966

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	TES Co. Ltd.	83,925	$1,225,242
*	Theragen Etex Co. Ltd.	132,766	379,368
*	Thinkware Systems Corp.	24,825	259,076
*	TK Chemical Corp.	139,774	179,642
	TK Corp.	99,522	1,122,224
	TKG Huchems Co. Ltd.	130,097	2,108,828
	TLB Co. Ltd.	19,149	327,180
#	Tokai Carbon Korea Co. Ltd.	32,461	1,998,946
*	Tongyang Life Insurance Co. Ltd.	349,654	1,137,453
	Tongyang, Inc.	994,398	732,483
*	Top Engineering Co. Ltd.	77,846	313,500
	Toptec Co. Ltd.	98,129	525,326
	Tovis Co. Ltd.	83,367	1,052,351
	Tplex Co. Ltd.	56,566	133,411
	TS Corp.	300,710	678,856
*	TS Nexgen Co. Ltd.	129,037	47,083
#	TSE Co. Ltd.	19,023	502,673
*	Tuksu Construction Co. Ltd.	28,284	147,019
	TY Holdings Co. Ltd.	182,419	709,910
	TYM Corp.	234,203	862,357
	UBCare Co. Ltd.	49,105	150,930
	Ubiquoss Holdings, Inc.	27,804	249,411
	Ubiquoss, Inc.	39,202	430,980
*	Ubivelox, Inc.	24,822	274,276
	Uju Electronics Co. Ltd.	50,213	476,633
	Uni-Chem Co. Ltd.	134,852	169,997
	Unick Corp.	67,212	240,157
*	Unid Btplus Co. Ltd.	44,297	247,424
	Unid Co. Ltd.	29,316	1,659,915
	Union Materials Corp.	59,762	109,189
	Union Semiconductor Equipment & Materials Co. Ltd.	142,937	733,994
	Uniquest Corp.	66,589	250,354
*	Unison Co. Ltd.	166,870	134,429
#*	UniTest, Inc.	48,332	393,792
	Unitrontech Co. Ltd.	8,751	25,323
	V One Tech Co. Ltd.	14,973	87,954
	Value Added Technology Co. Ltd.	47,834	1,029,546
*	Very Good Tour Co. Ltd.	20,073	111,159
#	Viatron Technologies, Inc.	63,026	375,832
*	VICTEK Co. Ltd.	75,937	259,741
#*††	Vidente Co. Ltd.	125,954	232,221
	Vieworks Co. Ltd.	34,998	766,097
*	Vina Tech Co. Ltd.	6,849	204,902
	Vitzro Tech Co. Ltd.	44,012	244,480
	Vitzrocell Co. Ltd.	65,238	822,167
*	VT Co. Ltd.	99,480	1,279,732
*	Webcash Corp.	35,320	278,507
	Webzen, Inc.	77,687	791,401
*	Welcron Co. Ltd.	53,777	110,965
#*	Wellbiotec Co. Ltd.	127,014	143,029
#	Wemade Co. Ltd.	4,635	135,483
*	Wemade Play Co. Ltd.	16,434	104,525
	Whanin Pharmaceutical Co. Ltd.	65,347	680,927
*	WillBes & Co.	10,092	3,422
#	Winix, Inc.	49,338	334,421
*	Winpac, Inc.	32,335	31,741
	Wins Co. Ltd.	39,808	354,504
	WiSoL Co. Ltd.	166,295	744,909
	Withtech, Inc.	3,086	22,297

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	WIZIT Co. Ltd.	340,394	$179,609
*	Won Tech Co. Ltd.	182,048	1,240,985
*	WONIK CUBE Corp.	92,760	97,649
#*	Wonik Holdings Co. Ltd.	282,483	623,702
#	WONIK IPS Co. Ltd.	127,376	2,848,004
#	Wonik Materials Co. Ltd.	51,906	1,007,796
#	Wonik QnC Corp.	85,174	1,496,533
	Woojin, Inc.	54,917	328,350
*	Woongjin Co. Ltd.	235,857	200,639
	Woongjin Thinkbig Co. Ltd.	391,063	706,185
*	Wooree Bio Co. Ltd.	301,258	545,475
	Woori Financial Group, Inc.	2,702,534	23,870,809
#*	Woori Technology Investment Co. Ltd.	56,732	173,696
*	Woori Technology, Inc.	222,720	211,684
	Woorison F&G Co. Ltd.	200,437	230,575
	Woory Industrial Co. Ltd.	18,978	198,485
*	Woosu AMS Co. Ltd.	82,772	135,755
	Worldex Industry & Trading Co. Ltd., Class C	57,285	947,898
	Y G-1 Co. Ltd.	130,312	511,530
*	Y2 Solution Co. Ltd.	3,818	8,594
*	YAS Co. Ltd.	4,638	28,937
#	Y-entec Co. Ltd.	74,293	388,354
*	Yest Co. Ltd.	17,447	172,188
#	YG Entertainment, Inc.	51,012	2,082,112
*	YG PLUS	65,759	204,522
*	YIK Corp.	169,474	403,564
	YMC Co. Ltd.	70,277	266,597
*	YMT Co. Ltd.	19,985	158,099
*	Yonwoo Co. Ltd.	22,062	250,467
	Yoosung Enterprise Co. Ltd.	110,418	233,312
#	Youlchon Chemical Co. Ltd.	24,264	505,811
#	Young Poong Corp.	2,394	834,616
	Young Poong Paper Manufacturing Co. Ltd.	11,391	68,909
#	Young Poong Precision Corp.	62,215	542,866
	Youngone Corp.	143,714	5,777,229
	Youngone Holdings Co. Ltd.	47,717	2,768,374
	YTN Co. Ltd.	12,525	50,222
	Yuanta Securities Korea Co. Ltd.	710,491	1,246,987
	Yuhan Corp.	50,259	2,142,448
	YuHwa Securities Co. Ltd.	32,205	51,638
*	Yungjin Pharmaceutical Co. Ltd.	219,028	340,806
	Yuyu Pharma, Inc.	30,364	97,378
	Zeus Co. Ltd.	45,457	963,150
#	Zinus, Inc.	57,384	809,685

TOTAL SOUTH KOREA			2,661,589,595

TAIWAN — (16.9%)
	104 Corp.	2,000	12,307
	91APP, Inc.	80,000	230,586
	Aaeon Technology, Inc.	5,000	20,195
#	ABC Taiwan Electronics Corp.	528,402	381,801
	Abico Avy Co. Ltd.	823,396	591,556
#	Ability Enterprise Co. Ltd.	1,769,974	1,231,081
#	Ability Opto-Electronics Technology Co. Ltd.	285,471	1,194,746
#	Abnova Corp.	126,000	122,891
#	AcBel Polytech, Inc.	3,436,033	4,052,401
	Accton Technology Corp.	1,395,369	21,620,209
#	Acer, Inc.	9,499,595	10,039,984
	ACES Electronic Co. Ltd.	878,044	766,535

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Acon Holding, Inc.	1,609,955	$466,314
#	Acter Group Corp. Ltd.	718,122	3,989,317
#	Action Electronics Co. Ltd.	1,240,000	601,287
#	Actron Technology Corp.	97,018	487,964
#	ADATA Technology Co. Ltd.	1,410,439	4,258,142
#	Addcn Technology Co. Ltd.	148,176	906,320
	Adlink Technology, Inc.	92,000	162,639
	Advanced Ceramic X Corp.	248,000	1,632,801
#	Advanced Energy Solution Holding Co. Ltd.	43,000	818,780
#	Advanced International Multitech Co. Ltd.	1,111,000	2,276,223
#	Advanced Optoelectronic Technology, Inc.	728,000	397,892
#	Advanced Power Electronics Corp.	461,000	1,185,545
*	Advanced Wireless Semiconductor Co.	19,000	66,154
#	Advancetek Enterprise Co. Ltd.	1,586,662	1,713,813
	Advantech Co. Ltd.	758,940	7,794,112
#	AEON Motor Co. Ltd.	335,000	365,527
#	Aerospace Industrial Development Corp.	2,910,000	4,371,646
#	AGV Products Corp.	3,163,603	1,141,184
	Airmate Cayman International Co. Ltd.	21,490	11,297
	Airtac International Group	177,335	5,830,346
#	Alchip Technologies Ltd.	139,000	11,400,277
#	Alcor Micro Corp.	189,000	313,381
#	Alexander Marine Co. Ltd.	102,000	1,146,312
#*	ALI Corp.	1,353,256	998,680
#	All Ring Tech Co. Ltd.	27,000	98,131
#	Allied Circuit Co. Ltd.	183,000	697,127
#	Allied Supreme Corp.	211,000	2,035,878
#	Allis Electric Co. Ltd.	1,008,170	1,586,573
#	Alltek Technology Corp.	1,261,506	1,310,481
#	Alltop Technology Co. Ltd.	277,531	1,544,491
#	Alpha Networks, Inc.	1,544,873	1,694,604
#	Altek Corp.	1,834,159	1,913,819
	Amazing Microelectronic Corp.	534,849	1,865,596
#	Ambassador Hotel	1,766,000	2,578,865
	AMICCOM Electronics Corp.	117,000	121,031
	AMPACS Corp.	35,000	53,108
#	Ampire Co. Ltd.	661,000	740,027
	Ample Electronic Technology Co. Ltd.	25,000	52,016
#	AMPOC Far-East Co. Ltd.	609,567	1,324,824
	AmTRAN Technology Co. Ltd.	5,302,884	1,871,014
#	Anderson Industrial Corp.	296,247	98,660
#	Anji Technology Co. Ltd.	200,933	229,263
#	Anpec Electronics Corp.	478,702	2,243,741
#	Apac Opto Electronics, Inc.	155,000	431,067
#	Apacer Technology, Inc.	712,005	1,209,721
	APCB, Inc.	1,086,000	607,061
#	Apex Biotechnology Corp.	589,625	485,863
	Apex International Co. Ltd.	967,916	1,395,553
	Apex Science & Engineering	695,507	238,503
#	Apogee Optocom Co. Ltd.	49,000	106,601
#	Arcadyan Technology Corp.	1,088,759	5,198,899
	Ardentec Corp.	4,211,993	8,476,885
	Ares International Corp.	20,000	30,723
#	Argosy Research, Inc.	414,391	1,497,579
	ASE Technology Holding Co. Ltd.	12,230,387	42,818,328
	Asia Cement Corp.	8,179,655	10,100,849
	Asia Electronic Material Co. Ltd.	573,000	292,478
	Asia Optical Co., Inc.	1,350,000	2,528,125
*	Asia Pacific Telecom Co. Ltd.	11,990,415	2,513,363

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Asia Plastic Recycling Holding Ltd.	1,370,533	$296,525
#	Asia Polymer Corp.	3,267,858	2,377,535
#	Asia Tech Image, Inc.	408,000	812,349
#	Asia Vital Components Co. Ltd.	1,045,183	9,235,461
#	ASIX Electronics Corp.	215,000	791,176
#	ASMedia Technology, Inc.	25,048	1,025,124
#	ASolid Technology Co. Ltd.	58,000	169,070
#	ASPEED Technology, Inc.	116,098	9,278,284
#	ASROCK, Inc.	389,000	2,177,444
	Asustek Computer, Inc.	1,670,861	17,519,191
#	Aten International Co. Ltd.	583,715	1,432,850
#	Audix Corp.	582,375	1,014,522
#	AUO Corp.	25,210,198	12,202,867
#	AURAS Technology Co. Ltd.	219,303	1,940,264
#	Aurona Industries, Inc.	463,000	267,062
	Aurora Corp.	341,258	779,088
#	Avalue Technology, Inc.	324,000	948,062
	AVer Information, Inc.	117,000	169,549
	Avermedia Technologies	102,000	103,712
	Awea Mechantronic Co. Ltd.	161,062	146,626
#	Axiomtek Co. Ltd.	394,659	969,184
#*	Azurewave Technologies, Inc.	523,000	508,923
#	Bafang Yunji International Co. Ltd., Class C	272,000	1,409,816
#*	Bank of Kaohsiung Co. Ltd.	4,089,406	1,470,392
	Baolong International Co. Ltd.	140,000	65,864
#	Basso Industry Corp.	886,284	1,062,740
#	BenQ Materials Corp.	1,316,000	1,403,390
#	BES Engineering Corp.	9,349,050	3,377,084
#	Bin Chuan Enterprise Co. Ltd.	783,257	524,864
	Bionet Corp.	19,000	33,597
	Bionime Corp.	157,000	386,348
#*	Biostar Microtech International Corp.	797,712	583,540
#	Bioteque Corp.	406,680	1,306,159
#	Bizlink Holding, Inc.	360,782	2,811,424
#	Bon Fame Co. Ltd.	142,000	360,119
#	Bora Pharmaceuticals Co. Ltd.	145,934	2,923,134
	Brave C&H Supply Co. Ltd.	128,000	508,295
	Bright Led Electronics Corp.	567,180	288,419
	Brightek Optoelectronic Co. Ltd.	118,000	109,646
#	Brighten Optix Corp.	35,000	195,599
#	Brighton-Best International Taiwan, Inc.	2,902,749	2,983,118
	Brillian Network & Automation Integrated System Co. Ltd.	11,000	43,117
#	Browave Corp.	250,000	658,647
#	C Sun Manufacturing Ltd.	872,258	1,196,481
	Cameo Communications, Inc.	1,466,435	424,514
#	Capital Futures Corp.	607,808	858,507
	Capital Securities Corp.	10,875,614	4,793,614
#	Career Technology MFG. Co. Ltd.	3,350,001	2,083,350
#	Carnival Industrial Corp.	671,530	245,946
	Castles Technology Co. Ltd.	458,991	1,846,635
#	Caswell, Inc.	174,000	444,379
#	Catcher Technology Co. Ltd.	2,242,872	12,582,269
	Cathay Chemical Works	40,000	47,865
	Cathay Financial Holding Co. Ltd.	15,162,826	20,576,703
	Cathay Real Estate Development Co. Ltd.	4,399,600	2,063,162
#	Cayman Engley Industrial Co. Ltd.	303,801	519,635
#	CCP Contact Probes Co. Ltd.	208,671	260,596
#	Celxpert Energy Corp.	599,690	519,437
#	Center Laboratories, Inc.	2,952,496	4,167,657

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Central Reinsurance Co. Ltd.	1,385,575	$961,232
	Chailease Holding Co. Ltd.	3,868,676	20,985,822
#	Chain Chon Industrial Co. Ltd.	1,418,483	569,768
*	ChainQui Construction Development Co. Ltd.	753,946	353,762
#	Chaintech Technology Corp.	196,000	264,573
	Champion Building Materials Co. Ltd.	1,772,451	491,739
	Chang Hwa Commercial Bank Ltd.	15,485,963	8,204,125
	Chang Wah Electromaterials, Inc.	2,458,190	2,292,275
#	Chang Wah Technology Co. Ltd.	1,933,450	1,931,836
#	Channel Well Technology Co. Ltd.	1,287,000	3,254,229
	Chant Sincere Co. Ltd.	35,000	71,031
#	Charoen Pokphand Enterprise	1,308,582	3,658,721
#	CHC Healthcare Group	723,000	1,352,417
	CHC Resources Corp.	487,048	830,351
#	Chen Full International Co. Ltd.	574,000	655,987
#	Chenbro Micom Co. Ltd.	229,000	1,284,151
	Cheng Fwa Industrial Co. Ltd.	58,000	26,075
#	Cheng Loong Corp.	6,723,160	5,873,802
#	Cheng Mei Materials Technology Corp.	3,635,574	1,387,812
	Cheng Shin Rubber Industry Co. Ltd.	8,174,508	11,170,816
	Cheng Uei Precision Industry Co. Ltd.	3,027,630	3,597,937
#	Chenming Electronic Technology Corp.	580,708	759,897
	Chi Hua Fitness Co. Ltd.	42,384	76,444
#	Chia Chang Co. Ltd.	855,000	1,095,328
#	Chia Hsin Cement Corp.	3,119,921	1,716,522
#	Chian Hsing Forging Industrial Co. Ltd.	288,200	271,568
	Chicony Electronics Co. Ltd.	3,068,689	11,813,661
#	Chicony Power Technology Co. Ltd.	1,140,696	3,949,275
	Chief Telecom, Inc.	68,900	684,610
#	Chieftek Precision Co. Ltd.	400,212	768,346
	Chien Kuo Construction Co. Ltd.	1,153,364	480,753
#	Chien Shing Harbour Service Co. Ltd.	156,000	184,067
#	Chime Ball Technology Co. Ltd.	162,282	189,365
#	China Airlines Ltd.	17,409,057	10,435,958
#	China Bills Finance Corp.	3,836,000	1,686,381
#	China Chemical & Pharmaceutical Co. Ltd.	1,658,000	1,175,984
	China Container Terminal Corp.	373,000	230,513
#*	China Development Financial Holding Corp.	42,057,092	14,701,419
	China Ecotek Corp.	132,000	210,020
#	China Electric Manufacturing Corp.	1,740,658	850,789
	China Fineblanking Technology Co. Ltd.	305,092	294,305
	China General Plastics Corp.	3,028,607	1,997,741
#	China Glaze Co. Ltd.	751,022	322,599
*	China Man-Made Fiber Corp.	8,478,227	2,075,437
	China Metal Products	2,216,405	2,399,883
	China Motor Corp.	1,527,286	4,094,860
*	China Petrochemical Development Corp.	25,757,099	8,076,727
	China Steel Chemical Corp.	972,998	3,578,209
	China Steel Corp.	30,331,440	22,628,882
#	China Steel Structure Co. Ltd.	530,000	835,880
#	China Wire & Cable Co. Ltd.	671,680	703,786
#	Chinese Maritime Transport Ltd.	573,964	695,434
#	Ching Feng Home Fashions Co. Ltd.	801,200	423,012
	Chin-Poon Industrial Co. Ltd.	2,600,617	2,797,773
	Chipbond Technology Corp.	4,833,000	10,151,791
	ChipMOS Technologies, Inc.	4,024,155	5,100,456
	ChipMOS Technologies, Inc., ADR	62,027	1,550,686
#	Chlitina Holding Ltd.	346,000	2,083,686
	Chong Hong Construction Co. Ltd.	1,076,739	2,399,181

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chroma ATE, Inc.	964,705	$6,519,087
#	Chun YU Works & Co. Ltd.	1,438,500	972,580
	Chun Yuan Steel Industry Co. Ltd.	3,104,177	1,549,111
#	Chung Hung Steel Corp.	6,008,926	4,002,461
	Chung Hwa Food Industrial Co. Ltd.	77,115	235,757
#	Chung Hwa Pulp Corp.	2,739,308	1,763,305
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	6,177,730
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	335,000	558,712
#	Chunghwa Precision Test Tech Co. Ltd.	149,000	2,290,655
	Chunghwa Telecom Co. Ltd., Sponsored ADR	65,709	2,341,211
	Chunghwa Telecom Co. Ltd.	5,266,000	18,834,064
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	1,357,000	704,204
#	Cleanaway Co. Ltd.	515,000	2,751,345
	Clevo Co.	3,072,482	2,966,796
#*	CMC Magnetics Corp.	7,080,967	2,449,162
	C-Media Electronics, Inc.	11,000	16,450
#	Co.-Tech Development Corp.	1,645,800	2,977,197
#	CoAsia Electronics Corp.	524,793	179,651
#	Collins Co. Ltd.	789,060	388,088
	Compal Electronics, Inc.	15,974,560	13,895,223
#	Compeq Manufacturing Co. Ltd.	6,040,000	9,875,948
#	Compucase Enterprise	466,000	933,063
#	Concord International Securities Co. Ltd.	162,000	76,280
#*	Concord Securities Co. Ltd.	3,514,671	1,407,496
#	Continental Holdings Corp.	2,637,250	2,189,295
	Contrel Technology Co. Ltd.	1,064,000	549,680
#	Coremax Corp.	401,486	890,311
	Coretronic Corp.	2,247,600	5,077,992
	Cowealth Medical Holding Co. Ltd.	197,369	148,902
	Coxon Precise Industrial Co. Ltd.	178,000	77,709
	Creative Sensor, Inc.	14,000	12,664
	Crowell Development Corp.	168,000	141,781
#*	CSBC Corp. Taiwan	3,047,712	1,902,337
	CTBC Financial Holding Co. Ltd.	49,932,931	37,604,642
#	CTCI Corp.	3,578,896	4,357,057
	Cub Elecparts, Inc.	10,000	40,584
#	CviLux Corp.	659,378	757,812
#	CX Technology Co. Ltd.	250,875	200,628
#	Cyberlink Corp.	169,504	466,102
#	CyberPower Systems, Inc.	345,450	2,092,276
#*	CyberTAN Technology, Inc.	2,354,873	1,671,242
#	Cypress Technology Co. Ltd.	293,589	329,086
#	Cystech Electronics Corp.	79,801	177,422
	DA CIN Construction Co. Ltd.	1,602,247	1,894,941
#	Dadi Early-Childhood Education Group Ltd.	131,502	201,767
	Dafeng TV Ltd.	396,061	614,931
	Dah San Electric Wire & Cable Co. Ltd.	11,000	12,700
#	Da-Li Development Co. Ltd.	2,282,969	2,237,155
	Darfon Electronics Corp.	1,707,700	2,291,701
	Darwin Precisions Corp.	2,803,304	1,199,424
#	Daxin Materials Corp.	378,500	1,038,210
#	De Licacy Industrial Co. Ltd.	1,775,997	712,592
#	Delpha Construction Co. Ltd.	397,000	330,512
	Delta Electronics, Inc.	1,460,028	13,157,606
	Depo Auto Parts Ind Co. Ltd.	874,634	3,521,287
	DFI, Inc.	26,000	51,245
	Dimerco Data System Corp.	187,686	581,923
#	Dimerco Express Corp.	1,213,158	2,968,820
	D-Link Corp.	3,366,537	1,910,891

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Donpon Precision, Inc.	96,000	$80,552
#	Dr Wu Skincare Co. Ltd.	153,000	604,315
#	Draytek Corp.	270,000	300,546
	Drewloong Precision, Inc.	23,965	109,564
#	Dyaco International, Inc.	335,564	327,624
	DYNACOLOR, Inc.	195,000	210,111
#	Dynamic Holding Co. Ltd.	1,225,693	2,959,184
	Dynamic Medical Technologies, Inc.	6,600	19,687
	Dynapack International Technology Corp.	930,000	2,252,410
#	E Ink Holdings, Inc.	1,014,000	5,275,965
#	E&R Engineering Corp.	371,000	709,323
	E.Sun Financial Holding Co. Ltd.	26,977,161	19,877,821
*	Eastern Media International Corp.	1,604,909	1,083,376
#	Eclat Textile Co. Ltd.	539,518	8,587,095
	ECOVE Environment Corp.	180,000	1,727,712
#	Edimax Technology Co. Ltd.	1,152,423	485,077
	Edison Opto Corp.	760,345	552,243
#	Edom Technology Co. Ltd.	1,415,141	1,017,605
#	eGalax_eMPIA Technology, Inc.	395,267	730,855
#	Egis Technology, Inc.	393,000	1,049,240
#	Elan Microelectronics Corp.	1,082,026	4,823,449
#	E-Lead Electronic Co. Ltd.	266,746	515,953
	E-LIFE MALL Corp.	488,000	1,266,496
#	Elite Advanced Laser Corp.	983,320	1,757,635
#	Elite Material Co. Ltd.	870,839	9,716,772
#	Elite Semiconductor Microelectronics Technology, Inc.	1,260,390	3,282,788
#	Elitegroup Computer Systems Co. Ltd.	2,217,028	1,754,975
	eMemory Technology, Inc.	225,000	14,096,573
#	Emerging Display Technologies Corp.	807,000	692,006
#	Ennoconn Corp.	509,298	3,931,232
*	Ennostar, Inc.	4,740,431	6,049,528
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,003,558
*	Epileds Technologies, Inc.	484,000	216,103
#	Episil Technologies, Inc.	662,000	1,401,065
#	Episil-Precision, Inc.	533,015	944,595
#	Eris Technology Corp.	132,210	860,729
#	Eson Precision Ind Co. Ltd.	700,000	1,226,676
	Eternal Materials Co. Ltd.	6,325,099	5,434,614
#	Etron Technology, Inc.	1,092,505	1,382,874
#	Eurocharm Holdings Co. Ltd.	187,000	996,705
	Eva Airways Corp.	13,227,695	11,217,267
#	Ever Supreme Bio Technology Co. Ltd.	40,686	250,729
#*	Everest Textile Co. Ltd.	3,618,829	828,740
#	Evergreen Aviation Technologies Corp.	182,000	528,179
	Evergreen International Storage & Transport Corp.	3,514,000	3,244,471
#	Evergreen Marine Corp. Taiwan Ltd.	4,876,568	16,228,131
#	Evergreen Steel Corp.	832,000	1,812,562
#	Everlight Chemical Industrial Corp.	2,952,756	1,755,573
#	Everlight Electronics Co. Ltd.	3,453,570	4,731,859
#*	Everspring Industry Co. Ltd.	527,300	246,293
	Excel Cell Electronic Co. Ltd.	135,000	97,215
#	Excellence Opto, Inc.	141,000	129,035
#	Excelliance Mos Corp.	168,000	623,983
#	Excelsior Medical Co. Ltd.	980,376	2,613,625
#	EZconn Corp.	340,600	767,441
	Far Eastern Department Stores Ltd.	8,158,000	6,033,498
	Far Eastern International Bank	22,138,843	7,866,045
	Far Eastern New Century Corp.	11,025,705	10,045,653
	Far EasTone Telecommunications Co. Ltd.	5,244,000	12,283,669

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Faraday Technology Corp.	748,000	$7,052,238
	Farcent Enterprise Co. Ltd.	36,000	62,373
#	Farglory F T Z Investment Holding Co. Ltd.	797,923	1,147,144
#	Farglory Land Development Co. Ltd.	2,038,105	3,756,612
*	Federal Corp.	2,415,938	1,304,279
#	Feedback Technology Corp.	197,200	529,205
	Feng Hsin Steel Co. Ltd.	2,993,131	5,811,358
#	Feng TAY Enterprise Co. Ltd.	1,382,959	7,636,453
	FineMat Applied Materials Co. Ltd.	11,000	9,575
#	FineTek Co. Ltd.	100,421	269,566
	First Copper Technology Co. Ltd.	25,000	21,872
	First Financial Holding Co. Ltd.	22,630,686	18,107,851
#	First Hi-Tec Enterprise Co. Ltd.	465,736	1,575,809
#	First Hotel	1,279,293	574,449
	First Insurance Co. Ltd.	1,874,640	975,174
#*	First Steamship Co. Ltd.	4,906,961	1,225,167
#	FIT Holding Co. Ltd.	1,132,436	1,135,743
	Fitipower Integrated Technology, Inc.	448,700	3,714,227
	Fittech Co. Ltd.	468,000	825,478
#	FLEXium Interconnect, Inc.	2,614,724	6,743,886
#	Flytech Technology Co. Ltd.	706,070	1,373,647
#	FocalTech Systems Co. Ltd.	459,000	1,146,513
	FOCI Fiber Optic Communications, Inc.	247,291	506,301
	Force Mos Technology Ltd.	40,800	56,085
#	Forcecon Tech Co. Ltd.	358,000	1,467,269
#*	Forest Water Environment Engineering Co. Ltd.	245,326	203,649
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	1,648,679
	Formosa Chemicals & Fibre Corp.	6,392,198	12,026,760
#	Formosa International Hotels Corp.	298,975	1,867,006
#	Formosa Laboratories, Inc.	723,467	1,926,225
#	Formosa Oilseed Processing Co. Ltd.	320,135	526,783
#	Formosa Optical Technology Co. Ltd.	215,000	530,536
	Formosa Petrochemical Corp.	991,000	2,421,048
#	Formosa Plastics Corp.	3,602,770	8,568,004
	Formosa Sumco Technology Corp.	264,000	1,272,449
#	Formosa Taffeta Co. Ltd.	5,138,460	3,996,787
	Formosan Rubber Group, Inc.	1,503,128	1,083,395
#	Formosan Union Chemical	2,663,936	1,685,836
#	Fortune Electric Co. Ltd.	292,304	2,032,839
#	Founding Construction & Development Co. Ltd.	1,356,882	808,055
	Foxconn Technology Co. Ltd.	3,063,241	4,970,203
	Foxsemicon Integrated Technology, Inc.	537,402	3,034,585
#	Franbo Lines Corp.	1,595,881	785,096
#	Froch Enterprise Co. Ltd.	1,735,384	929,776
	FSP Technology, Inc.	887,619	1,309,975
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	278,409	140,530
#	Fu Hua Innovation Co. Ltd.	1,819,891	1,448,161
	Fubon Financial Holding Co. Ltd.	16,606,385	30,881,138
#	Fulgent Sun International Holding Co. Ltd.	1,092,730	4,341,747
	Fullerton Technology Co. Ltd.	652,670	388,616
#	Fulltech Fiber Glass Corp.	3,076,365	1,603,828
#	Fusheng Precision Co. Ltd.	557,000	3,482,445
#	Fwusow Industry Co. Ltd.	1,171,932	678,677
#	G Shank Enterprise Co. Ltd.	1,120,510	1,837,752
*	G Tech Optoelectronics Corp.	27,665	14,135
#	Galaxy Software Services Corp.	19,440	74,476
#	Gallant Precision Machining Co. Ltd.	179,000	156,370
#	Gamania Digital Entertainment Co. Ltd.	906,000	1,875,463
*	GCS Holdings, Inc.	401,000	428,658

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	GEM Services, Inc.	453,970	$916,308
#	Gemtek Technology Corp.	2,571,574	2,596,881
#	General Interface Solution Holding Ltd.	2,053,000	3,539,712
#	General Plastic Industrial Co. Ltd.	631,478	659,033
#	Generalplus Technology, Inc.	419,000	637,940
#	GeneReach Biotechnology Corp.	254,182	263,527
	Genius Electronic Optical Co. Ltd.	638,576	7,538,608
	Genmont Biotech, Inc.	78,314	55,189
#	Genovate Biotechnology Co. Ltd.	178,700	142,859
#	GeoVision, Inc.	467,840	579,432
	Getac Holdings Corp.	3,106,281	6,965,570
#	GFC Ltd.	202,400	498,005
	Giant Manufacturing Co. Ltd.	1,114,355	5,634,812
#	Giantplus Technology Co. Ltd.	1,938,000	726,483
#	Gigabyte Technology Co. Ltd.	565,750	3,843,671
#*	Gigasolar Materials Corp.	218,678	539,802
*	Gigastorage Corp.	187,576	96,921
#	Global Brands Manufacture Ltd.	2,469,175	4,709,846
#	Global Lighting Technologies, Inc.	545,000	798,221
#	Global Mixed Mode Technology, Inc.	516,000	3,971,369
#	Global PMX Co. Ltd.	420,000	1,481,303
#	Global Unichip Corp.	276,000	12,335,276
#	Globaltek Fabrication Co. Ltd.	78,000	120,558
#	Globalwafers Co. Ltd.	910,779	13,388,363
#*	Globe Union Industrial Corp.	1,766,136	750,152
#	Gloria Material Technology Corp.	2,621,885	3,619,059
*	Glotech Industrial Corp.	124,000	45,972
*	GlycoNex, Inc.	111,828	98,199
#	GMI Technology, Inc.	1,055,563	620,379
	Gold Circuit Electronics Ltd.	974,372	5,331,607
	Goldsun Building Materials Co. Ltd., Class C	6,364,965	4,952,579
#	Good Will Instrument Co. Ltd.	350,342	371,546
#	Gordon Auto Body Parts	527,000	491,999
#	Gourmet Master Co. Ltd.	797,102	2,394,972
#*	Grand Fortune Securities Co. Ltd.	1,692,214	596,172
*	Grand Ocean Retail Group Ltd.	575,000	209,098
#	Grand Pacific Petrochemical	6,287,000	3,069,756
#	Grand Process Technology Corp.	125,000	1,717,943
#	GrandTech CG Systems, Inc.	331,890	685,934
	Grape King Bio Ltd.	833,000	3,807,262
	Great China Metal Industry	1,132,000	825,450
	Great Taipei Gas Co. Ltd.	1,511,000	1,513,201
#	Great Tree Pharmacy Co. Ltd.	363,055	3,804,864
	Great Wall Enterprise Co. Ltd.	4,020,478	6,311,746
	Greatek Electronics, Inc.	2,374,000	4,271,495
*††	Green Energy Technology, Inc.	2,077,221	0
#	Green World FinTech Service Co. Ltd.	23,100	278,604
#	Group Up Industrial Co. Ltd.	233,000	1,119,996
#	GTM Holdings Corp.	1,004,550	909,279
#	Gudeng Precision Industrial Co. Ltd.	128,000	1,332,671
*	Hai Kwang Enterprise Corp.	113,400	58,882
#	Hannstar Board Corp.	2,820,831	4,869,760
#*	HannStar Display Corp.	13,924,323	4,771,057
#*	HannsTouch Holdings Co.	3,855,862	1,085,897
	Hanpin Electron Co. Ltd.	361,000	425,845
#	Harmony Electronics Corp.	220,000	209,938
#	Harvatek Corp.	1,062,839	857,383
#	Heran Co. Ltd.	93,000	308,615
	Hey Song Corp.	1,993,500	2,352,130

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hi-Clearance, Inc.	146,045	$595,044
	Highlight Tech Corp.	556,842	812,435
*	High-Tek Harness Enterprise Co. Ltd.	141,000	65,541
	Highwealth Construction Corp.	3,840,189	4,825,024
	Hi-Lai Foods Co. Ltd.	12,000	51,563
#	HIM International Music, Inc.	127,200	376,204
#	Hiroca Holdings Ltd.	469,221	524,479
#	Hitron Technology, Inc.	826,997	765,649
	Hiwin Mikrosystem Corp.	17,000	33,113
	Hiwin Technologies Corp.	1,145,866	6,944,106
	Hiyes International Co. Ltd.	71,000	175,506
	Ho Tung Chemical Corp.	6,567,828	1,703,273
	Hocheng Corp.	1,444,266	793,598
	Holdings-Key Electric Wire & Cable Co. Ltd.	73,521	59,215
#	Holiday Entertainment Co. Ltd.	421,390	1,137,834
#	Holtek Semiconductor, Inc.	1,262,000	2,405,718
	Holy Stone Enterprise Co. Ltd.	1,022,358	2,997,518
	Hon Hai Precision Industry Co. Ltd.	20,357,403	60,761,017
	Hong Pu Real Estate Development Co. Ltd.	1,489,554	1,242,617
#	Hong TAI Electric Industrial.	1,385,000	1,043,869
	Hong YI Fiber Industry Co.	1,007,680	506,525
#*	Horizon Securities Co. Ltd.	2,505,560	752,924
	Hota Industrial Manufacturing Co. Ltd.	205,816	393,901
	Hotai Finance Co. Ltd.	831,600	3,197,478
#	Hotai Motor Co. Ltd.	449,180	8,381,307
#	Hotron Precision Electronic Industrial Co. Ltd.	231,364	248,575
#	Hsin Kuang Steel Co. Ltd.	1,825,000	2,630,073
	Hsin Yung Chien Co. Ltd.	259,510	832,869
	Hsing TA Cement Co.	828,222	447,363
#*	HTC Corp.	3,325,619	4,553,006
#	Hu Lane Associate, Inc.	412,555	1,765,744
#	HUA ENG Wire & Cable Co. Ltd.	2,164,000	1,288,384
	Hua Nan Financial Holdings Co. Ltd., Class C	18,964,619	11,893,165
	Hua Yu Lien Development Co. Ltd.	83,000	172,932
#	Huaku Development Co. Ltd.	1,845,400	5,212,838
	Huang Hsiang Construction Corp.	233,735	277,960
#	Huikwang Corp.	57,000	58,732
	Hung Ching Development & Construction Co. Ltd.	880,000	615,140
#	Hung Sheng Construction Ltd.	2,955,603	1,637,416
	Huxen Corp.	269,072	425,022
	Hwa Fong Rubber Industrial Co. Ltd.	1,268,096	540,018
#	Hwacom Systems, Inc.	253,000	132,882
#	Hycon Technology Corp.	105,169	170,472
#	Ibase Technology, Inc.	551,345	1,320,516
#*	IBF Financial Holdings Co. Ltd.	18,542,238	6,580,973
#	IC Plus Corp.	85,000	120,827
#	Ichia Technologies, Inc.	1,532,255	1,547,995
#	I-Chiun Precision Industry Co. Ltd.	1,110,749	1,601,883
*	Ideal Bike Corp.	47,000	14,237
#	IEI Integration Corp.	843,173	1,787,372
#	Inergy Technology, Inc.	83,000	164,092
#	Infortrend Technology, Inc.	1,508,866	872,869
#	Info-Tek Corp.	487,000	778,741
#	Ingentec Corp.	68,134	361,469
#	Innodisk Corp.	540,929	4,996,222
	Innolux Corp.	33,839,865	12,756,509
#	Inpaq Technology Co. Ltd.	578,199	1,176,365
#	Insyde Software Corp.	151,000	704,059
#	Intai Technology Corp.	221,800	787,833

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Integrated Service Technology, Inc.	666,669	$1,735,008
#	IntelliEPI, Inc.	123,000	209,186
	Interactive Digital Technologies, Inc.	48,000	103,231
	International CSRC Investment Holdings Co.	4,790,083	2,824,426
	International Games System Co. Ltd., Class C	549,000	10,581,926
	Inventec Corp.	4,922,276	6,166,450
	Iron Force Industrial Co. Ltd.	275,682	720,325
#	I-Sheng Electric Wire & Cable Co. Ltd.	647,000	897,537
	I-Sunny Construction & Development Co. Ltd.	86,545	212,588
	ITE Technology, Inc.	570,646	2,877,019
	ITEQ Corp.	1,376,608	3,239,820
#	Jarllytec Co. Ltd.	359,828	1,655,644
#	Jean Co. Ltd.	312,284	185,300
	Jentech Precision Industrial Co. Ltd.	268,356	4,785,587
#	Jess-Link Products Co. Ltd.	561,450	1,449,056
#	Jetway Information Co. Ltd.	198,000	214,246
	Jetwell Computer Co. Ltd.	15,000	32,204
#	Jia Wei Lifestyle, Inc.	182,000	324,054
#	Jih Lin Technology Co. Ltd.	265,000	582,294
#	Jiin Yeeh Ding Enterprise Co. Ltd.	363,200	558,766
#	Jinan Acetate Chemical Co. Ltd.	135,080	4,061,285
*	Jinli Group Holdings Ltd.	688,681	222,302
	JMC Electronics Co. Ltd.	61,000	71,505
	Johnson Health Tech Co. Ltd.	28,000	57,038
#	Joinsoon Electronics Manufacturing Co. Ltd.	548,000	421,042
#	Jourdeness Group Ltd.	264,000	507,959
#	JPP Holding Co. Ltd.	21,000	81,233
#	K Laser Technology, Inc.	946,459	669,388
	Kaimei Electronic Corp.	400,851	765,297
#	Kaori Heat Treatment Co. Ltd.	340,321	2,213,558
	Kaulin Manufacturing Co. Ltd.	1,256,684	506,047
#	Kedge Construction Co. Ltd.	285,655	642,196
*	Keding Enterprises Co. Ltd.	14,000	54,795
	KEE TAI Properties Co. Ltd.	3,007,101	1,398,619
#	Kenda Rubber Industrial Co. Ltd.	3,887,017	3,503,992
	Kenmec Mechanical Engineering Co. Ltd.	1,035,000	1,602,189
#	Kerry TJ Logistics Co. Ltd.	1,415,000	1,620,199
	Key Ware Electronics Co. Ltd.	378,430	124,412
#	Keystone Microtech Corp.	150,000	1,016,989
	KHGEARS International Ltd.	6,504	14,042
	Kindom Development Co. Ltd.	3,035,000	3,198,786
	King Chou Marine Technology Co. Ltd.	495,800	600,747
#	King Slide Works Co. Ltd.	198,450	4,331,181
	King Yuan Electronics Co. Ltd.	7,380,032	17,484,774
	King’s Town Bank Co. Ltd.	6,557,653	7,520,350
#*	King’s Town Construction Co. Ltd.	659,690	622,284
	Kinik Co.	759,000	3,825,402
#	Kinko Optical Co. Ltd.	663,120	529,362
	Kinpo Electronics	8,325,892	3,586,646
#	Kinsus Interconnect Technology Corp.	2,525,476	7,435,185
#	KMC Kuei Meng International, Inc.	459,951	1,712,245
#	KNH Enterprise Co. Ltd.	719,150	413,096
#	Ko Ja Cayman Co. Ltd.	137,000	291,799
#	KS Terminals, Inc.	945,290	1,955,696
	Kung Long Batteries Industrial Co. Ltd.	420,000	1,684,165
#*	Kung Sing Engineering Corp.	3,354,135	954,328
#	Kuo Toong International Co. Ltd.	1,256,735	1,383,337
*	Kuo Yang Construction Co. Ltd.	1,253,517	696,921
	Kwong Fong Industries Corp.	381,733	123,118

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kwong Lung Enterprise Co. Ltd.	637,000	$1,004,735
#	KYE Systems Corp.	1,412,107	506,449
#	L&K Engineering Co. Ltd.	1,098,000	4,326,476
#	La Kaffa International Co. Ltd.	149,947	474,646
*	LAN FA Textile.	1,512,412	458,629
#	LandMark Optoelectronics Corp.	405,600	1,178,991
*	Lang, Inc.	26,000	25,603
#	Lanner Electronics, Inc.	842,387	2,323,119
	Largan Precision Co. Ltd.	212,234	13,592,914
#	Laser Tek Taiwan Co. Ltd.	419,086	374,715
	Laster Tech Corp. Ltd.	345,540	525,879
	LCY Technology Corp.	111,000	86,543
#	Leadtrend Technology Corp.	114,928	239,043
#*	Lealea Enterprise Co. Ltd.	5,088,683	1,595,098
*	Leatec Fine Ceramics Co. Ltd.	23,000	15,499
	Ledlink Optics, Inc.	436,858	284,672
#	LEE CHI Enterprises Co. Ltd.	1,204,000	532,084
#	Lelon Electronics Corp.	639,122	1,077,924
#	Lemtech Holdings Co. Ltd.	177,032	441,110
	Leo Systems, Inc.	48,000	48,760
#*	Leofoo Development Co. Ltd.	790,010	407,399
#*	Li Cheng Enterprise Co. Ltd.	546,057	335,916
*	Li Peng Enterprise Co. Ltd.	3,590,060	842,855
#	Lian HWA Food Corp.	671,355	1,809,309
#	Lida Holdings Ltd.	400,000	426,242
	Lien Hwa Industrial Holdings Corp.	2,802,470	5,362,433
	Ligitek Electronics Co. Ltd.	19,000	9,918
#	Lingsen Precision Industries Ltd.	2,676,490	1,751,005
	Lite-On Technology Corp.	4,371,419	13,610,457
	Liton Technology Corp.	336,000	357,083
*	Long Bon International Co. Ltd.	2,254,276	1,092,330
#	Long Da Construction & Development Corp.	683,000	529,061
	Longchen Paper & Packaging Co. Ltd.	5,934,003	2,539,534
#	Longwell Co.	838,000	1,634,942
#	Lotes Co. Ltd.	414,223	10,577,541
#	Lotus Pharmaceutical Co. Ltd.	389,000	3,035,873
#	Lu Hai Holding Corp.	392,386	366,921
#	Lucky Cement Corp.	1,088,000	450,404
#	Lumax International Corp. Ltd.	554,513	1,390,966
*	Lung Yen Life Service Corp.	1,006,000	1,105,020
	Lungteh Shipbuilding Co. Ltd.	134,000	329,107
	Luxe Green Energy Technology Co. Ltd.	33,202	30,378
#	LuxNet Corp.	150,000	719,138
#	M3 Technology, Inc.	39,000	142,565
#	M31 Technology Corp.	48,400	1,311,185
	Macauto Industrial Co. Ltd.	383,000	864,747
	Machvision, Inc.	257,890	1,431,235
#	Macroblock, Inc.	229,000	708,524
#	Macronix International Co. Ltd.	9,547,837	7,978,338
#	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	135,890
	Makalot Industrial Co. Ltd.	702,670	7,864,596
#	Marketech International Corp.	614,000	2,520,212
#	Materials Analysis Technology, Inc.	362,179	2,309,382
	Maxigen Biotech, Inc.	13,650	19,798
	Mayer Steel Pipe Corp.	752,905	650,206
	Maywufa Co. Ltd.	178,462	117,925
#	Mechema Chemicals International Corp.	241,000	569,881
	Medeon Biodesign, Inc.	32,549	48,222
	MediaTek, Inc.	3,881,823	101,313,065

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Medigen Biotechnology Corp.	67,000	$107,994
	Mega Financial Holding Co. Ltd.	14,554,869	16,515,909
	Meiloon Industrial Co.	503,911	295,587
#*	Mercuries & Associates Holding Ltd.	3,601,247	1,400,655
*	Mercuries Life Insurance Co. Ltd.	16,948,124	2,639,242
	Merida Industry Co. Ltd.	595,588	3,051,562
#	Merry Electronics Co. Ltd.	1,024,771	2,809,284
#	METAAGE Corp.	181,000	338,737
	Micro-Star International Co. Ltd.	2,891,465	14,802,361
#	Mildef Crete, Inc.	328,000	799,098
#	MIN AIK Technology Co. Ltd.	875,249	528,983
#	Mirle Automation Corp.	1,130,512	1,287,402
#	Mitac Holdings Corp.	6,455,535	7,350,694
	Mitake Information Corp.	25,000	46,331
	MJ International Co. Ltd.	24,000	29,931
#*	Mobiletron Electronics Co. Ltd.	504,960	819,843
#	momo.com, Inc.	262,548	4,328,477
#	MOSA Industrial Corp.	519,162	383,444
	Mosel Vitelic, Inc.	31,000	31,830
#	Motech Industries, Inc.	159,000	134,151
#	MPI Corp.	639,000	3,745,219
#	MSSCORPS Co. Ltd.	123,000	477,726
#	Nak Sealing Technologies Corp.	370,549	1,440,720
#	Namchow Holdings Co. Ltd.	1,457,000	2,204,248
	Nan Liu Enterprise Co. Ltd.	240,000	520,981
	Nan Pao Resins Chemical Co. Ltd.	77,000	473,389
#*	Nan Ren Lake Leisure Amusement Co. Ltd.	907,072	359,986
	Nan Ya Plastics Corp.	7,323,584	14,012,372
#	Nan Ya Printed Circuit Board Corp.	1,157,211	8,494,043
#	Nang Kuang Pharmaceutical Co. Ltd.	341,000	551,853
	Nantex Industry Co. Ltd.	1,655,363	1,759,382
#	Nanya Technology Corp.	3,856,751	7,731,931
	National Aerospace Fasteners Corp.	19,000	50,999
	National Petroleum Co. Ltd.	643,000	1,274,045
#	Netronix, Inc.	423,000	1,061,010
	New Best Wire Industrial Co. Ltd.	185,200	212,149
#*	New Era Electronics Co. Ltd.	420,000	284,281
#*	Newmax Technology Co. Ltd.	429,000	424,950
#	Nexcom International Co. Ltd.	679,267	850,809
#	Nichidenbo Corp.	1,163,552	1,998,142
#	Nidec Chaun-Choung Technology Corp.	134,000	496,965
#	Nien Hsing Textile Co. Ltd.	769,656	449,309
	Nien Made Enterprise Co. Ltd.	653,000	5,777,314
#	Niko Semiconductor Co. Ltd.	392,080	695,952
#	Nishoku Technology, Inc.	257,800	769,576
	Nova Technology Corp.	156,000	598,595
#	Novatek Microelectronics Corp.	1,541,000	21,702,008
#	Nuvoton Technology Corp.	703,000	2,773,943
#	Nyquest Technology Co. Ltd.	75,000	149,323
	O-Bank Co. Ltd.	3,073,961	885,591
#*	Ocean Plastics Co. Ltd.	854,000	915,459
#	OFCO Industrial Corp.	107,696	66,269
#	OK Biotech Co. Ltd.	103,718	76,032
#	Oneness Biotech Co. Ltd.	258,269	1,565,102
#	Optimax Technology Corp.	119,000	114,619
*	Orient Europharma Co. Ltd.	202,000	245,486
#	Orient Semiconductor Electronics Ltd.	2,731,637	3,515,845
	Oriental Union Chemical Corp.	3,724,819	2,096,303
#	O-TA Precision Industry Co. Ltd.	645,683	1,702,717

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Pacific Construction Co.	1,178,276	$329,551
#	Pacific Hospital Supply Co. Ltd.	387,706	992,739
	PADAUK Technology Co. Ltd.	30,855	80,926
#	Paiho Shih Holdings Corp.	1,023,388	644,450
	Pan Asia Chemical Corp.	376,787	141,867
	Pan German Universal Motors Ltd.	55,000	518,335
#	Pan Jit International, Inc.	1,652,074	3,057,086
	Pan-International Industrial Corp.	2,676,854	2,816,507
#	Panion & BF Biotech, Inc.	136,753	477,689
#	Parade Technologies Ltd.	174,805	5,731,309
#	Paragon Technologies Co. Ltd.	276,626	264,464
#	Parpro Corp.	232,000	241,057
#*	PChome Online, Inc.	761,581	1,047,280
#	PCL Technologies, Inc.	353,129	824,269
#	P-Duke Technology Co. Ltd.	332,644	969,986
	Pegatron Corp.	7,971,293	18,601,988
#	Pegavision Corp.	264,912	3,041,008
*	PharmaEssentia Corp.	72,000	716,510
*††	Pharmally International Holding Co. Ltd.	422,490	0
	Phison Electronics Corp.	584,000	8,428,988
#	Phoenix Silicon International Corp.	836,340	1,265,359
*	Phytohealth Corp.	153,000	105,227
	Pixart Imaging, Inc.	995,000	3,955,624
	Planet Technology Corp.	200,000	748,673
#	Plastron Precision Co. Ltd.	560,491	258,415
#*	Plotech Co. Ltd.	578,800	299,777
*	Polaris Group.	129,000	291,962
	Polytronics Technology Corp.	404,239	645,799
#	Posiflex Technology, Inc.	165,939	513,994
	Pou Chen Corp.	8,125,005	7,242,323
#	Power Wind Health Industry, Inc.	188,319	683,720
#	Powerchip Semiconductor Manufacturing Corp.	14,677,000	12,073,597
	Powertech Technology, Inc.	4,454,580	14,472,187
	Powertip Technology Corp.	201,000	93,486
#	Poya International Co. Ltd.	282,353	4,340,458
	President Chain Store Corp.	1,792,728	14,259,983
	President Securities Corp.	6,540,644	3,519,536
	Primax Electronics Ltd.	3,155,000	6,738,229
	Prince Housing & Development Corp.	7,998,141	2,628,385
	Princeton Technology Corp.	70,000	61,155
#	Pro Hawk Corp.	83,000	384,091
*††	Prodisc Technology, Inc.	603,000	0
#	Progate Group Corp.	52,000	308,622
#	Promate Electronic Co. Ltd.	1,044,000	1,749,359
#	Prosperity Dielectrics Co. Ltd.	801,687	1,102,025
	P-Two Industries, Inc.	17,000	18,482
	Qisda Corp.	5,811,525	7,628,735
#	QST International Corp.	364,739	641,926
	Qualipoly Chemical Corp.	681,893	706,669
#	Quang Viet Enterprise Co. Ltd.	233,000	795,067
	Quanta Computer, Inc.	1,881,436	11,108,572
#	Quanta Storage, Inc.	1,275,000	2,705,394
#	Quintain Steel Co. Ltd.	2,151,384	870,656
#	Radiant Opto-Electronics Corp.	2,186,692	8,381,550
#*	Radium Life Tech Co. Ltd.	4,936,858	1,332,316
#	Rafael Microelectronics, Inc.	149,097	727,425
	Raydium Semiconductor Corp.	157,000	1,743,832
	Realtek Semiconductor Corp.	1,007,861	12,560,839
#	Rechi Precision Co. Ltd.	2,314,292	1,363,417

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Rexon Industrial Corp. Ltd.	799,559	$984,661
#*	Rich Development Co. Ltd.	3,708,769	1,017,434
#	RiTdisplay Corp.	78,000	80,988
*	Ritek Corp.	4,995,593	1,217,785
#	Rodex Fasteners Corp.	125,000	165,951
*††	Roo Hsing Co. Ltd.	3,680,000	393,211
#	Ruby Tech Corp.	55,000	137,781
	Ruentex Development Co. Ltd.	4,313,217	4,325,625
#	Ruentex Engineering & Construction Co.	408,440	1,253,150
#	Ruentex Industries Ltd.	3,082,253	5,455,749
	Run Long Construction Co. Ltd.	319,213	924,670
	Sakura Development Co. Ltd.	178,514	239,537
	Sampo Corp.	2,123,895	1,835,783
#	San Fang Chemical Industry Co. Ltd.	1,200,659	865,371
	San Far Property Ltd.	1,184,297	632,467
#	San Fu Chemical Co. Ltd.	28,000	106,392
#	San Shing Fastech Corp.	672,622	1,118,195
	Sanitar Co. Ltd.	274,000	295,569
#	Sanyang Motor Co. Ltd.	1,928,802	3,975,921
	Savior Lifetec Corp.	834,203	471,324
	Scan-D Corp.	7,000	8,901
	SCI Pharmtech, Inc.	20,696	57,159
#	Scientech Corp.	222,000	1,247,058
	ScinoPharm Taiwan Ltd.	702,000	574,849
	SDI Corp.	764,000	2,383,660
#	Sea & Land Integrated Corp.	92,500	57,449
#	Sea Sonic Electronics Co. Ltd.	276,000	774,582
	Senao International Co. Ltd.	498,547	553,542
#	Senao Networks, Inc.	177,000	1,256,678
#	Sensortek Technology Corp.	112,000	1,455,384
#	Sercomm Corp.	1,868,000	6,517,514
#	Sesoda Corp.	1,312,261	1,230,979
	Shanghai Commercial & Savings Bank Ltd.	2,810,660	3,724,101
#	Shan-Loong Transportation Co. Ltd.	619,247	579,536
#	Sharehope Medicine Co. Ltd.	678,473	674,189
	Sheng Yu Steel Co. Ltd.	1,008,000	725,419
#	ShenMao Technology, Inc.	601,450	1,092,489
#	Shieh Yih Machinery Industry Co. Ltd.	462,000	314,537
	Shih Her Technologies, Inc.	373,000	832,897
	Shih Wei Navigation Co. Ltd.	2,820,634	1,547,317
#	Shihlin Electric & Engineering Corp.	953,787	2,798,259
#	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	339,195
	Shin Hai Gas Corp.	8,242	13,703
	Shin Hsiung Natural Gas Co. Ltd.	102,465	188,746
*	Shin Kong Financial Holding Co. Ltd.	44,273,198	11,893,912
	Shin Ruenn Development Co. Ltd.	166,000	254,315
	Shin Shin Natural Gas Co.	12,480	15,445
	Shin Zu Shing Co. Ltd.	1,104,127	3,157,129
	Shinih Enterprise Co. Ltd.	85,000	50,899
#*	Shining Building Business Co. Ltd.	2,706,622	849,023
	Shinkong Insurance Co. Ltd.	1,833,784	3,776,129
	Shinkong Synthetic Fibers Corp.	8,122,844	3,774,501
	Shinkong Textile Co. Ltd.	907,169	1,234,637
#	Shiny Chemical Industrial Co. Ltd.	630,302	2,446,825
#	ShunSin Technology Holding Ltd.	247,000	947,421
#*	Shuttle, Inc.	2,415,000	1,215,097
#	Sigurd Microelectronics Corp.	3,773,523	6,928,616
	Silergy Corp.	560,000	5,005,189
#	Silicon Integrated Systems Corp.	2,055,700	3,182,080

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#*	Silicon Optronics, Inc.	159,000	$448,982
	Silitech Technology Corp.	69,521	78,894
#	Simplo Technology Co. Ltd.	785,880	8,096,660
	Sinbon Electronics Co. Ltd.	546,849	4,682,814
	Sincere Navigation Corp.	2,291,741	1,535,913
#	Singatron Enterprise Co. Ltd.	540,000	426,504
	Single Well Industrial Corp.	257,351	181,484
#	Sinher Technology, Inc.	406,000	434,611
	Sinkang Industries Co. Ltd.	16,000	7,463
#	Sinmag Equipment Corp.	293,519	1,307,436
	Sino-American Silicon Products, Inc.	2,509,000	12,701,550
#	Sinon Corp.	3,132,740	3,535,498
	SinoPac Financial Holdings Co. Ltd.	31,677,295	17,470,527
#	Sinopower Semiconductor, Inc.	122,100	363,305
#	Sinphar Pharmaceutical Co. Ltd.	522,147	515,812
	Sinyi Realty, Inc.	1,834,314	1,602,524
	Sirtec International Co. Ltd.	627,000	545,246
#	Sitronix Technology Corp.	678,774	6,000,111
#	Siward Crystal Technology Co. Ltd.	1,214,705	1,119,890
	Soft-World International Corp.	353,000	1,040,556
#	Solar Applied Materials Technology Corp.	2,428,531	2,930,129
#	Solomon Technology Corp.	737,000	767,041
#	Solteam, Inc.	454,269	584,501
	Solytech Enterprise Corp.	41,000	22,755
	Sonix Technology Co. Ltd.	974,000	1,487,164
#	Southeast Cement Co. Ltd.	1,181,000	661,481
#	Speed Tech Corp.	599,000	926,602
#	Spirox Corp.	445,745	512,060
#	Sporton International, Inc.	457,844	3,022,321
	Sports Gear Co. Ltd.	47,000	95,750
#	St Shine Optical Co. Ltd.	374,000	2,097,974
#	Standard Chemical & Pharmaceutical Co. Ltd.	535,040	998,817
	Standard Foods Corp.	2,731,734	3,182,826
#	Stark Technology, Inc.	597,520	2,079,700
#	STL Technology Co. Ltd.	43,000	38,652
#	Sun Race Sturmey-Archer, Inc.	249,000	229,472
#	Sun Yad Construction Co. Ltd.	570,495	179,574
	Sunfun Info Co. Ltd.	8,760	48,288
#	Sunjuice Holdings Co. Ltd.	55,000	378,771
#	Sunko INK Co. Ltd.	373,800	196,217
#	SunMax Biotechnology Co. Ltd.	94,000	562,237
#	Sunny Friend Environmental Technology Co. Ltd.	481,257	1,538,245
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,133,001	3,059,344
#	Sunplus Innovation Technology, Inc.	70,000	256,012
#	Sunplus Technology Co. Ltd.	2,976,153	2,777,449
#	Sunrex Technology Corp.	900,145	1,375,567
#	Sunspring Metal Corp.	947,291	653,770
*	Super Dragon Technology Co. Ltd.	170,000	136,151
	Superior Plating Technology Co. Ltd.	93,000	168,556
#	Supreme Electronics Co. Ltd.	3,451,051	5,928,212
	Swancor Holding Co. Ltd.	377,000	1,004,348
	Sweeten Real Estate Development Co. Ltd.	1,178,034	897,895
#	Symtek Automation Asia Co. Ltd.	419,555	1,288,480
#	Syncmold Enterprise Corp.	718,000	1,484,554
*	SYNergy ScienTech Corp.	73,000	46,056
	Syngen Biotech Co. Ltd.	14,000	68,792
#	Synmosa Biopharma Corp.	171,705	198,984
	Synnex Technology International Corp.	3,903,732	8,284,913
#	Systex Corp.	942,293	2,918,915

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	T3EX Global Holdings Corp.	753,178	$1,698,010
#	TA Chen Stainless Pipe	10,458,566	11,974,411
#	Ta Liang Technology Co. Ltd.	318,270	442,982
#	Ta Ya Electric Wire & Cable	3,446,849	3,422,573
#	Ta Yih Industrial Co. Ltd.	220,000	239,137
	Tah Hsin Industrial Corp.	228,378	500,018
	TAI Roun Products Co. Ltd.	228,000	95,070
#	TA-I Technology Co. Ltd.	728,834	1,002,338
#*	Tai Tung Communication Co. Ltd.	758,813	391,966
	Taichung Commercial Bank Co. Ltd.	27,620,857	12,537,340
#	TaiDoc Technology Corp.	531,532	2,337,989
#	Taiflex Scientific Co. Ltd.	1,200,460	1,540,473
#	Taimide Tech, Inc.	644,940	763,451
#	Tainan Enterprises Co. Ltd.	643,289	615,578
#	Tainan Spinning Co. Ltd.	7,949,791	3,486,011
#	Tai-Saw Technology Co. Ltd.	446,960	365,083
	Taishin Financial Holding Co. Ltd.	30,489,088	16,261,864
#	TaiSol Electronics Co. Ltd.	441,000	817,854
#	Taisun Enterprise Co. Ltd.	901,775	560,207
#	Taita Chemical Co. Ltd.	1,652,792	842,732
#	TAI-TECH Advanced Electronics Co. Ltd.	278,000	866,323
	Taitien Electronics Co. Ltd.	94,000	82,127
	Taiwan Business Bank	22,833,327	9,002,370
	Taiwan Cement Corp.	14,251,055	14,199,981
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	682,331	738,307
#	Taiwan Cogeneration Corp.	2,480,578	3,029,846
	Taiwan Cooperative Financial Holding Co. Ltd.	19,853,546	15,417,609
	Taiwan Environment Scientific Co. Ltd.	20,000	37,951
#	Taiwan FamilyMart Co. Ltd.	189,000	1,083,275
	Taiwan Fertilizer Co. Ltd.	3,010,000	5,515,112
	Taiwan Fire & Marine Insurance Co. Ltd.	1,378,880	1,027,979
	Taiwan FU Hsing Industrial Co. Ltd.	1,051,000	1,401,596
#*	Taiwan Glass Industry Corp.	4,564,904	2,575,914
	Taiwan High Speed Rail Corp.	5,263,000	4,778,494
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,309,545	7,174,814
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,163,000	1,287,681
	Taiwan IC Packaging Corp.	270,000	124,695
*††	Taiwan Kolin Co. Ltd.	508,000	0
††	Taiwan Land Development Corp.	6,008,009	93,079
#	Taiwan Line Tek Electronic	401,700	477,651
#	Taiwan Mask Corp.	946,000	1,995,951
	Taiwan Mobile Co. Ltd.	4,314,900	12,751,674
	Taiwan Navigation Co. Ltd.	1,395,720	1,184,046
#	Taiwan Paiho Ltd.	2,145,152	3,805,194
#	Taiwan PCB Techvest Co. Ltd.	2,217,816	2,904,875
#	Taiwan Pelican Express Co. Ltd.	95,000	115,221
#	Taiwan Sakura Corp.	1,181,243	2,318,008
	Taiwan Sanyo Electric Co. Ltd.	481,650	560,523
	Taiwan Secom Co. Ltd.	1,465,405	5,337,442
	Taiwan Semiconductor Co. Ltd.	1,547,000	3,739,823
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,191,292	275,440,413
	Taiwan Semiconductor Manufacturing Co. Ltd.	42,911,652	700,854,813
	Taiwan Shin Kong Security Co. Ltd.	1,647,226	2,032,113
	Taiwan Steel Union Co. Ltd.	141,000	377,563
#	Taiwan Styrene Monomer.	3,139,404	1,493,892
	Taiwan Surface Mounting Technology Corp.	2,338,674	6,609,132
#	Taiwan Taxi Co. Ltd.	168,722	534,873
#*	Taiwan TEA Corp.	4,328,896	2,649,228
#	Taiwan Union Technology Corp.	2,204,000	7,274,328

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan-Asia Semiconductor Corp.	2,092,537	$2,902,786
	Taiyen Biotech Co. Ltd.	687,910	705,752
#*	Tang Eng Iron Works Co. Ltd.	152,000	157,690
#*	Tatung Co. Ltd.	4,436,588	4,916,928
#	TBI Motion Technology Co. Ltd.	248,000	236,471
	TCI Co. Ltd.	665,282	3,556,457
#	Te Chang Construction Co. Ltd.	421,980	852,262
	Teco Electric & Machinery Co. Ltd.	4,643,000	6,627,029
#	Tehmag Foods Corp.	114,860	1,019,443
	TEKOM Technologies, Inc.	14,000	49,688
	Ten Ren Tea Co. Ltd.	171,170	183,535
	Tera Autotech Corp.	24,863	21,281
#	Test Research, Inc.	1,115,370	2,070,710
	Test Rite International Co. Ltd.	1,513,166	935,741
#*	Tex-Ray Industrial Co. Ltd.	990,000	342,301
	Thermaltake Technology Co. Ltd.	166,391	190,795
#	Thinking Electronic Industrial Co. Ltd.	520,058	2,199,152
#	Thye Ming Industrial Co. Ltd.	904,793	1,529,616
	Tofu Restaurant Co. Ltd.	21,280	167,935
	Ton Yi Industrial Corp.	6,584,300	3,194,899
#	Tong Hsing Electronic Industries Ltd.	1,411,637	5,859,250
	Tong Ming Enterprise Co. Ltd.	180,000	175,628
	Tong Yang Industry Co. Ltd.	2,929,341	6,645,259
	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	820,118
#	Top Union Electronics Corp.	823,485	785,588
*	TOPBI International Holdings Ltd.	255,872	88,779
#	Topco Scientific Co. Ltd.	1,091,707	5,704,072
#	Topco Technologies Corp.	307,468	656,171
#	Topkey Corp.	369,000	1,837,300
#	Topoint Technology Co. Ltd.	1,041,993	855,192
#	Toung Loong Textile Manufacturing	605,980	405,613
	TPK Holding Co. Ltd.	2,634,000	2,610,834
#	Trade-Van Information Services Co.	378,000	774,967
	Transart Graphics Co. Ltd.	31,000	48,511
	Transcend Information, Inc.	1,258,870	2,855,066
	Transcom, Inc.	113,300	552,195
#	Tripod Technology Corp.	1,865,660	9,551,450
	Trusval Technology Co. Ltd.	37,000	76,410
#	Tsang Yow Industrial Co. Ltd.	383,000	379,925
#	Tsann Kuen Enterprise Co. Ltd.	435,865	519,225
#	TSC Auto ID Technology Co. Ltd.	215,085	1,545,068
#	TSEC Corp.	550,000	483,596
	TSRC Corp.	4,911,154	3,474,275
	TST Group Holding Ltd.	6,600	26,321
	Ttet Union Corp.	256,000	1,113,140
	TTFB Co. Ltd.	100,579	735,080
	TTY Biopharm Co. Ltd.	1,548,991	4,007,851
#*	Tul Corp.	40,000	112,424
	Tung Ho Steel Enterprise Corp.	4,506,052	9,045,100
	Tung Ho Textile Co. Ltd.	17,000	9,125
#	Tung Thih Electronic Co. Ltd.	412,000	1,692,041
#	TURVO International Co. Ltd.	229,515	951,462
	TXC Corp.	2,510,762	7,445,886
	TYC Brother Industrial Co. Ltd.	1,404,333	1,629,536
#*	Tycoons Group Enterprise	2,206,327	801,573
*	Tyntek Corp.	1,844,413	1,027,422
#*	TZE Shin International Co. Ltd.	112,200	42,527
#	UDE Corp.	533,000	825,292
#	U-Ming Marine Transport Corp.	3,440,200	4,714,639

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Unic Technology Corp.	446,000	$285,723
	Unictron Technologies Corp.	117,000	365,111
#	Uniform Industrial Corp.	78,000	93,564
#	Unimicron Technology Corp.	5,681,563	25,339,268
	Union Bank of Taiwan	10,454,975	4,260,071
	Uni-President Enterprises Corp.	12,373,734	25,959,447
	Unitech Computer Co. Ltd.	532,365	531,250
#	Unitech Printed Circuit Board Corp.	4,216,516	2,416,553
#	United Integrated Services Co. Ltd.	1,163,640	8,639,245
#	United Microelectronics Corp., Sponsored ADR	198,453	1,412,985
#	United Microelectronics Corp.	35,252,441	50,697,030
	United Orthopedic Corp.	479,468	986,561
#	United Radiant Technology	590,000	324,755
#	United Recommend International Co. Ltd.	181,056	485,974
#	United Renewable Energy Co. Ltd.	7,236,644	3,333,630
*††	Unity Opto Technology Co. Ltd.	3,736,276	0
#	Univacco Technology, Inc.	287,000	238,416
#	Universal Cement Corp.	2,896,143	2,268,507
#	Universal Microwave Technology, Inc.	54,000	282,166
#	Universal Vision Biotechnology Co. Ltd.	253,764	2,331,969
	UPC Technology Corp.	5,461,684	2,492,581
#*	UPI Semiconductor Corp.	38,000	283,697
	Userjoy Technology Co. Ltd.	279,797	659,444
	USI Corp.	6,267,226	3,730,319
#	Usun Technology Co. Ltd.	255,100	224,904
#	U-Tech Media Corp.	438,000	206,996
#	Utechzone Co. Ltd.	372,000	795,356
#	UVAT Technology Co. Ltd.	170,000	258,974
	Value Valves Co. Ltd.	116,000	322,657
#	Vanguard International Semiconductor Corp.	4,605,000	10,000,776
	Ve Wong Corp.	704,524	935,828
#	Ventec International Group Co. Ltd., Class C	505,000	1,317,718
	VIA Labs, Inc.	113,000	707,128
*	Victory New Materials Ltd. Co.	596,500	205,285
#	Viking Tech Corp.	395,000	594,267
	Visco Vision, Inc.	57,000	326,934
	VisEra Technologies Co. Ltd.	76,000	482,507
	Visual Photonics Epitaxy Co. Ltd.	590,224	2,691,407
#	Voltronic Power Technology Corp.	246,007	9,865,844
#	Wafer Works Corp.	4,060,544	5,479,203
#	Waffer Technology Corp.	460,623	1,547,127
#	Wah Hong Industrial Corp.	408,280	487,863
	Wah Lee Industrial Corp.	1,370,400	3,993,675
	Walsin Lihwa Corp.	7,889,881	8,397,061
	Walsin Technology Corp.	2,225,496	7,209,924
#	Walton Advanced Engineering, Inc.	2,036,662	939,039
#	Wan Hai Lines Ltd.	4,228,972	6,044,307
#	WAN HWA Enterprise Co.	428,452	159,345
	WEI Chih Steel Industrial Co. Ltd.	17,000	11,861
#	Wei Chuan Foods Corp.	2,717,000	1,552,086
#	Weikeng Industrial Co. Ltd.	2,797,979	2,326,359
	Well Shin Technology Co. Ltd.	624,443	937,497
	WELLELL, Inc.	308,463	259,034
#	Wha Yu Industrial Co. Ltd.	557,000	319,314
	Wholetech System Hitech Ltd.	370,000	564,868
#	Win Semiconductors Corp.	998,248	4,474,219
	Winbond Electronics Corp.	17,499,188	13,560,498
#	Winmate, Inc.	184,000	642,945
#	Winstek Semiconductor Co. Ltd.	523,000	1,366,080

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*††	Wintek Corp.	6,349,135	$0
#	WinWay Technology Co. Ltd.	121,000	2,393,258
#	Wisdom Marine Lines Co. Ltd.	3,344,849	4,318,980
#	Wisechip Semiconductor, Inc.	157,000	186,792
	Wistron Corp.	6,777,169	18,898,135
#	Wistron Information Technology & Services Corp.	264,365	891,207
	Wistron NeWeb Corp.	1,291,515	5,102,129
#	Wiwynn Corp.	220,000	10,424,290
#	Wonderful Hi-Tech Co. Ltd.	183,000	167,784
#	Wowprime Corp.	550,856	4,069,415
#	WPG Holdings Ltd.	6,545,957	14,485,073
#	WT Microelectronics Co. Ltd.	1,989,789	7,299,618
#	WUS Printed Circuit Co. Ltd.	1,091,507	1,136,209
#	WW Holding, Inc.	32,000	84,400
#*	XAC Automation Corp.	275,000	179,275
	XinTec, Inc.	1,106,000	3,966,394
#	Xxentria Technology Materials Corp.	954,109	2,094,495
	Yageo Corp.	881,842	14,377,142
#	Yang Ming Marine Transport Corp.	10,113,491	13,181,710
#	Yankey Engineering Co. Ltd.	112,814	922,605
#	YC INOX Co. Ltd.	2,519,858	2,041,790
	YCC Parts Manufacturing Co. Ltd.	51,000	93,144
#	Yea Shin International Development Co. Ltd.	1,553,344	1,235,705
	Yem Chio Co. Ltd.	2,933,064	1,447,755
#	Yen Sun Technology Corp.	169,000	201,561
#*	Yeong Guan Energy Technology Group Co. Ltd.	588,031	926,374
#	YFC-Boneagle Electric Co. Ltd.	740,454	606,815
#	YFY, Inc.	7,556,997	6,958,498
#	Yi Jinn Industrial Co. Ltd.	1,392,096	747,679
#	Yi Shin Textile Industrial Co. Ltd., Class C	125,000	100,334
#	Yieh Phui Enterprise Co. Ltd.	6,669,959	3,184,375
	Yonyu Plastics Co. Ltd.	546,050	527,544
#	Young Fast Optoelectronics Co. Ltd.	669,137	796,972
*	Young Optics, Inc.	8,000	13,638
#	Youngtek Electronics Corp.	862,569	1,523,887
#	Yuanta Financial Holding Co. Ltd.	26,435,475	19,861,419
	Yuanta Futures Co. Ltd.	62,145	112,673
#	Yuen Chang Stainless Steel Co. Ltd., Class C	399,000	193,091
#	Yuen Foong Yu Consumer Products Co. Ltd.	351,000	406,457
	Yulon Finance Corp.	1,692,403	9,374,968
#	Yulon Motor Co. Ltd.	2,443,526	5,611,740
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	870,999
#	Yungshin Construction & Development Co. Ltd.	805,200	2,066,511
	YungShin Global Holding Corp.	1,309,400	1,787,586
#	Yusin Holding Corp.	52,000	176,032
#	Zeng Hsing Industrial Co. Ltd.	386,733	1,277,112
#	Zenitron Corp.	1,297,000	1,261,898
	Zero One Technology Co. Ltd.	892,868	1,675,515
	Zhen Ding Technology Holding Ltd.	3,373,350	10,199,114
*	Zhong Yang Technology Co. Ltd.	98,000	117,277
#	Zig Sheng Industrial Co. Ltd.	3,242,638	996,627
#*	Zinwell Corp.	2,008,979	1,478,691
#	Zippy Technology Corp.	747,028	1,047,108
#	Zyxel Group Corp.	2,120,320	3,586,905

TOTAL TAIWAN			3,913,394,434

THAILAND — (2.0%)
	AAPICO Hitech PCL, NVDR	30,260	23,573
	AAPICO Hitech PCL	1,826,888	1,423,186

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Absolute Clean Energy PCL	12,123,700	$512,708
	Advanced Info Service PCL	2,305,509	14,111,761
	Advanced Information Technology PCL, Class F	9,195,750	1,105,255
	AEON Thana Sinsap Thailand PCL	585,500	2,378,326
	After You PCL	1,430,500	374,117
*	Airports of Thailand PCL	5,831,200	10,829,313
*	AJ Plast PCL	1,739,400	309,721
	Allianz Ayudhya Capital PCL	136,500	138,617
	Amanah Leasing PCL	3,381,900	187,243
	Amata Corp. PCL	5,377,700	3,560,945
*	Ananda Development PCL	17,624,107	362,853
	AP Thailand PCL	18,151,236	5,454,082
	Asia Green Energy PCL	4,799,300	253,702
	Asia Plus Group Holdings PCL	18,199,100	1,387,370
*	Asia Precision PCL	1,628,200	183,919
	Asia Sermkij Leasing PCL, NVDR	1,759,450	993,722
	Asian Insulators PCL	2,470,690	290,083
	Asian Sea Corp. PCL, Class F	1,809,350	314,626
	Asphere Innovations PCL	1,068,604	206,630
	Asset World Corp. PCL	14,161,300	1,363,236
	Assetwise PCL	43,100	10,313
	B Grimm Power PCL	2,163,500	1,330,273
	Bangchak Corp. PCL	8,034,500	9,220,926
*	Bangkok Airways PCL	4,767,700	1,804,013
	Bangkok Bank PCL	2,445,300	10,715,302
	Bangkok Bank PCL, NVDR	85,200	373,346
#	Bangkok Chain Hospital PCL	4,545,950	2,542,216
#	Bangkok Commercial Asset Management PCL	6,454,899	1,607,327
	Bangkok Dusit Medical Services PCL, Class F	13,636,200	10,053,817
	Bangkok Expressway & Metro PCL	11,246,555	2,471,942
	Bangkok Insurance PCL	139,940	1,164,139
*	Bangkok Land PCL	98,386,504	1,888,758
	Bangkok Life Assurance PCL, NVDR	1,876,340	1,211,131
*	Bangkok Ranch PCL	2,877,100	196,916
	Banpu PCL	24,006,113	5,076,065
	Banpu Power PCL	2,450,200	961,197
	BCPG PCL	3,673,800	904,587
	BEC World PCL	5,423,331	814,801
	Berli Jucker PCL	2,981,050	2,343,039
*	Better World Green PCL	26,531,267	383,842
	BG Container Glass PCL	968,500	237,123
*	Bound & Beyond PCL	614,200	203,352
	BTS Group Holdings PCL	13,863,800	2,873,626
	Bumrungrad Hospital PCL	1,461,400	10,571,440
	Buriram Sugar PCL, Class F	363,560	52,092
	Business Online PCL	1,456,600	389,048
#	Cal-Comp Electronics Thailand PCL, Class F	24,616,838	1,041,040
	Carabao Group PCL, Class F	800,400	1,503,151
	Central Pattana PCL	2,870,200	4,990,958
*	Central Plaza Hotel PCL	559,800	700,869
	Central Retail Corp. PCL	4,797,917	4,905,709
#	CH Karnchang PCL	3,488,267	2,115,719
	Charoen Pokphand Foods PCL	12,509,200	6,508,230
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	129,118
	Chayo Group PCL	117,096	18,081
	Chiang Mai Ram Medical Business PCL	522,200	30,801
	Chularat Hospital PCL, Class F	31,191,100	2,742,265
	Chumporn Palm Oil Industry PCL	2,336,300	174,203
	CIMB Thai Bank PCL	1,623,900	27,108

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
#	CK Power PCL	7,161,800	$601,757
	Com7 PCL, Class F	4,314,400	3,210,968
	Communication & System Solution PCL	2,618,000	64,826
*	Country Group Development PCL	23,756,500	204,897
*	Country Group Holdings PCL, Class F	14,076,611	285,899
	CP ALL PCL	4,652,400	7,151,564
	Delta Electronics Thailand PCL	4,191,300	9,212,289
*	Demco PCL	3,254,900	233,641
*	Demco PCL	650,980	0
	Dhipaya Group Holdings PCL	3,327,000	3,147,193
	Diamond Building Products PCL	1,260,200	269,974
	Don Muang Tollway PCL	85,400	28,275
	Dynasty Ceramic PCL	27,172,168	1,202,024
	Eastern Polymer Group PCL, Class F	5,917,900	1,086,684
	Eastern Water Resources Development & Management PCL, Class F	4,568,900	533,891
	Ekachai Medical Care PCL	2,693,388	573,261
	Electricity Generating PCL	607,200	2,061,025
#	Energy Absolute PCL	3,595,800	4,201,811
*	Erawan Group PCL	3,689,000	533,708
#	Exotic Food PCL, Class F	1,343,000	1,158,322
#	Forth Corp. PCL	1,252,800	777,281
	Forth Smart Service PCL	1,741,149	370,586
	Fortune Parts Industry PCL, Class F	2,261,200	148,471
	Frasers Property Thailand PCL	109,400	45,352
*	General Engineering PCL	14,624,000	77,306
#	GFPT PCL	3,485,222	989,059
	Global Green Chemicals PCL, Class F	1,684,700	370,289
#	Global Power Synergy PCL, Class F	1,576,226	1,710,310
*	Green Tech Ventures PCL, Class F	19,913,318	94,186
	Gulf Energy Development PCL	2,766,100	3,328,478
	Gunkul Engineering PCL	21,834,900	1,385,089
	Haad Thip PCL	912,000	395,832
	Hana Microelectronics PCL	2,084,753	3,030,628
	Home Product Center PCL	17,014,515	5,633,240
	Hwa Fong Rubber Thailand PCL, Class F	802,700	89,332
	ICC International PCL	51,000	58,176
	Ichitan Group PCL	5,175,100	2,202,936
	Index Livingmall PCL	1,231,700	774,471
	Indorama Ventures PCL	4,877,400	3,216,092
*	Inet W2	252,740	0
	Interlink Communication PCL	2,753,250	543,871
	Interlink Telecom PCL	4,169,126	252,868
	Intouch Holdings PCL, Class F	245,400	484,758
	IRPC PCL	35,140,090	1,877,136
*	IT City PCL	163,900	14,045
*	Italian-Thai Development PCL	39,276,781	1,355,031
*††	ITV PLC	183,700	0
#*	Jasmine International PCL	23,293,869	1,335,059
	Jaymart Group Holdings PCL	1,045,100	476,863
	JMT Network Services PCL	615,297	505,008
	Jubilee Enterprise PCL	210,000	106,337
	Kang Yong Electric PCL	8,200	64,792
	Karmarts PCL	4,258,966	1,256,035
	Kasikornbank PCL	91,000	332,935
	Kasikornbank PCL, NVDR	714,000	2,612,256
	KCE Electronics PCL	2,767,664	3,907,879
	KGI Securities Thailand PCL	4,624,300	566,096
	Khon Kaen Sugar Industry PCL	14,945,448	1,189,232
#	Kiatnakin Phatra Bank PCL	897,407	1,229,667

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Krung Thai Bank PCL	5,720,632	$2,992,220
#	Krungthai Card PCL	2,212,600	2,693,225
	Ladprao General Hospital PCL, Class F	1,209,300	167,554
	Lalin Property PCL	1,613,800	370,421
	Lam Soon Thailand PCL	2,756,000	374,189
	Land & Houses PCL	16,885,000	3,546,825
	Land & Houses PCL, NVDR	3,654,680	767,694
#	Lanna Resources PCL	2,077,850	849,813
	LH Financial Group PCL	29,574,327	814,595
*	Loxley PCL	11,146,635	493,097
#	LPN Development PCL	9,471,996	1,048,857
	Major Cineplex Group PCL	748,800	316,666
*	Master Ad PCL	15,996,700	213,631
#	MBK PCL	5,862,428	2,609,692
	MC Group PCL	2,111,300	716,641
	MCS Steel PCL	3,750,900	683,547
*	MDX PCL	670,700	55,608
	Mega Lifesciences PCL	2,207,000	2,502,198
*	Millcon Steel PCL	9,703,884	99,894
	Minor International PCL	8,628,639	6,721,900
	MK Restaurants Group PCL	947,600	1,067,755
*	Mono Next PCL	4,894,400	102,130
	Muang Thai Insurance PCL	27,600	86,772
	Muangthai Capital PCL	2,688,700	2,730,404
	Namyong Terminal PCL	1,074,600	106,436
*	Nawarat Patanakarn PCL	13,758,800	168,432
	Netbay PCL	676,600	380,255
	Ngern Tid Lor PCL	2,529,887	1,351,432
	Noble Development PCL	5,097,400	490,701
	Nonthavej Hospital PCL	72,300	74,427
	Northeast Rubber PCL	8,141,100	1,037,386
*	Nusasiri PCL	6,971,200	69,824
	Origin Property PCL, Class F	6,206,900	1,545,573
#	Osotspa PCL	3,286,500	2,148,786
	PCS Machine Group Holding PCL	1,542,500	209,429
	Plan B Media Pcl, Class F	13,319,168	3,020,135
*	Platinum Group PCL, Class F	2,830,700	226,818
	Polyplex Thailand PCL	1,966,987	541,787
*	Power Solution Technologies PCL, Class F	6,564,800	164,383
	Praram 9 Hospital PCL	1,098,950	492,261
#	Precious Shipping PCL	8,257,500	1,929,832
	Premier Marketing PCL	2,480,700	572,854
	Prima Marine PCL	9,829,434	1,654,534
*	Principal Capital PCL	2,157,700	260,539
	Property Perfect PCL	68,971,887	575,685
	Pruksa Holding PCL	5,628,900	1,957,606
*	PSG Corp. PCL	2,333,300	42,196
#	PTG Energy PCL	7,703,800	1,746,845
	PTT Exploration & Production PCL	5,536,569	25,262,497
	PTT Global Chemical PCL	4,518,858	4,337,500
	PTT Oil & Retail Business PCL	2,064,700	1,051,235
	PTT PCL	37,349,400	34,551,507
	Quality Houses PCL	55,415,604	3,453,598
	R&B Food Supply PCL	2,009,300	609,345
*	Rabbit Holdings PCL, Class F	65,676,481	913,633
*	Raimon Land PCL	22,409,500	280,567
	Rajthanee Hospital PCL	1,018,800	736,977
	Ramkhamhaeng Hospital PCL, Class F	6,800	7,568
#	Ratch Group PCL	2,498,000	2,241,372

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Ratchaphruek Hospital PCL, Class F	2,968,000	$520,231
#	Ratchthani Leasing PCL	15,917,912	1,240,040
	Regional Container Lines PCL	3,434,000	1,872,613
	Rojana Industrial Park PCL	5,984,112	998,948
	RS PCL	3,312,560	1,253,414
	S 11 Group PCL	1,791,100	183,383
*	S Hotels & Resorts PCL	7,107,300	466,668
	Sabina PCL	1,146,415	778,258
	Saha Pathana Inter-Holding PCL	33,600	63,101
	Sahamitr Pressure Container PCL	1,503,700	443,464
	Saha-Union PCL	755,300	635,677
	Saksiam Leasing PCL	199,800	22,236
*	Samart Corp. PCL	1,091,999	132,465
	Sansiri PCL	93,655,485	3,986,726
	Sappe PCL	831,000	1,762,920
	SC Asset Corp. PCL	13,672,116	1,285,713
	SCB X PCL	2,083,969	5,711,093
	SCG Ceramics PCL	6,288,800	377,932
	SCG Packaging PCL	1,832,500	1,835,432
	SCGJWD Logistics PCL	681,000	219,784
*	SEAFCO PCL	4,373,184	338,247
*	SEN X PCL	3,758,100	58,553
	Sena Development PCL	4,559,850	299,402
#	Sermsang Power Corp. Co. Ltd.	3,350,506	536,006
*	Seven Utilities & Power PLC	15,771,900	171,136
	Siam Cement PCL	532,700	4,268,417
	Siam City Cement PCL	267,799	994,677
	Siam City Cement PCL, NVDR	24	89
#	Siam Global House PCL	4,168,647	1,832,500
*	Siam Wellness Group Pcl, Class F	38,100	12,614
	Siamgas & Petrochemicals PCL	5,893,300	1,303,519
	Sikarin PCL, Class F	1,238,400	361,778
	Singer Thailand PCL	467,800	113,233
#	Singha Estate PCL	17,503,960	428,559
#	Sino-Thai Engineering & Construction PCL	7,724,987	1,837,620
	SiS Distribution Thailand PCL	260,200	136,100
	SISB PCL	627,000	510,252
#*††	SMI Holdings Group Ltd.	4,533,951	0
	SNC Former PCL	1,905,000	514,113
	Somboon Advance Technology PCL	1,822,825	897,656
	SPCG PCL	3,684,200	1,322,284
#	Sri Trang Agro-Industry PCL	7,312,240	2,929,575
	Sri Trang Gloves Thailand PCL	7,107,500	1,156,816
	Srinanaporn Marketing PCL	732,400	330,107
	Srisawad Capital 1969 PCL	3,881,400	384,441
	Srisawad Corp. PCL	2,905,022	3,354,202
	Srithai Superware PCL	8,065,200	251,319
	Srivichai Vejvivat PCL	3,143,900	647,280
	Star Petroleum Refining PCL	7,392,900	1,522,083
	Starflex PCL	134,600	12,358
	Stars Microelectronics Thailand PCL	4,480,500	600,849
*	STP & I PCL	9,791,433	751,877
	Supalai PCL	7,726,525	3,955,430
#*	Super Energy Corp. PCL	127,349,800	1,523,556
#	Susco PCL	4,551,100	572,330
	SVI PCL	2,109,000	407,806
	Synnex Thailand PCL	1,301,460	334,938
*	Syntec Construction PCL	7,690,300	327,361
	TAC Consumer PCL, Class F	2,019,700	242,752

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Taokaenoi Food & Marketing PCL, Class F	2,359,800	$676,245
	Tata Steel Thailand PCL	20,449,400	455,158
	Thai Nakarin Hospital PCL	168,000	163,595
	Thai Oil PCL	4,668,989	6,105,376
*	Thai Reinsurance PCL	9,194,700	199,537
	Thai Solar Energy PCL, Class F	4,315,785	205,328
	Thai Stanley Electric PCL, NVDR	7,500	37,247
	Thai Stanley Electric PCL, Class F	239,300	1,188,427
	Thai Union Group PCL, Class F	9,117,460	3,424,517
	Thai Vegetable Oil PCL	3,641,457	2,137,713
	Thai Wah PCL, Class F	4,164,200	465,746
	Thaicom PCL	4,851,300	1,687,174
#	Thaifoods Group PCL, Class F	11,210,926	998,121
	Thaire Life Assurance PCL, Class F	4,029,093	354,231
	Thanachart Capital PCL	1,087,000	1,481,895
	Thitikorn PCL	1,565,900	230,904
	Thonburi Healthcare Group PCL	1,245,600	2,157,296
	Thoresen Thai Agencies PCL	11,339,800	1,624,817
	Tipco Asphalt PCL, NVDR	1,033,600	540,632
	Tipco Asphalt PCL	4,463,200	2,334,511
	TIPCO Foods PCL	1,584,900	403,473
	Tisco Financial Group PCL, NVDR	90	241
	Tisco Financial Group PCL	997,700	2,671,729
	TKS Technologies PCL	1,957,572	359,462
	TMBThanachart Bank PCL	58,549,583	2,720,395
	TMT Steel PCL	2,855,800	480,701
	TOA Paint Thailand PCL	1,581,500	950,418
	TPC Power Holding PCL, Class F	1,462,300	240,038
	TPI Polene PCL	52,525,510	2,016,699
#	TPI Polene Power PCL	15,344,039	1,408,787
	TQM Alpha PCL	1,708,596	1,449,876
	Triple i Logistics PCL	1,072,960	316,433
*	Triton Holding PCL	5,331,300	20,766
	True Corp. PCL	51,871,184	8,731,186
	TTCL PCL	3,006,878	311,208
	TTW PCL	6,034,300	1,519,383
	Union Auction PCL	1,503,700	416,271
*	Unique Engineering & Construction PCL	5,285,405	408,804
	United Paper PCL	2,099,100	624,897
	Univanich Palm Oil PCL	5,252,200	1,205,555
	Univentures PCL	4,855,900	278,310
	Vanachai Group PCL	5,890,840	606,416
	VGI PCL	10,376,900	554,320
	Vibhavadi Medical Center PCL	2,310,200	127,907
	WHA Corp. PCL	24,177,500	3,363,358
	WHA Utilities & Power PCL	5,374,600	550,282
	WICE Logistics PCL	2,416,000	416,755
	Workpoint Entertainment PCL	2,023,180	596,667
*	Xspring Capital PCL	6,473,900	158,504
	YGGDRAZIL Group PCL	552,000	115,184
*	Ziga Innovation PCL	2,665,100	148,298

TOTAL THAILAND			463,533,871

TURKEY — (1.2%)
	Adel Kalemcilik Ticaret ve Sanayi AS	20,503	363,480
*	Adese Alisveris Merkezleri Ticaret AS	5,123,809	351,084
	Afyon Cimento Sanayi TAS	1,602,216	767,113
	Agesa Hayat ve Emeklilik AS	223,600	465,027
	Akbank TAS	13,740,226	14,313,932

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Akcansa Cimento AS	166,063	$988,098
	Aksa Akrilik Kimya Sanayii AS	1,006,990	3,153,995
	Aksa Enerji Uretim AS	613,714	759,343
*	Aksigorta AS	3,755,615	834,275
	Alarko Holding AS	540,663	1,933,717
#*	Albaraka Turk Katilim Bankasi AS	10,010,147	1,471,353
*	Alcatel-Lucent Teletas Telekomunikasyon AS	6,146	19,420
	Alkim Alkali Kimya AS	507,229	671,898
	Altinyag Kombinalari AS	194,739	60,190
#*	Anadolu Anonim Turk Sigorta Sirketi.	1,264,801	2,630,924
	Anadolu Efes Biracilik Ve Malt Sanayii AS	634,746	2,237,311
	Anadolu Hayat Emeklilik AS	387,938	643,638
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS	55,986	449,094
	Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE
	TicaretAS	220,598	108,220
	Arcelik AS	372,352	1,786,500
	ARD Grup Bilisim Teknolojileri AS	1,002,909	800,663
	Arena Bilgisayar Sanayi ve Ticaret AS	10,766	9,640
#	Aselsan Elektronik Sanayi Ve Ticaret AS	1,417,687	2,070,352
*	Aydem Yenilenebilir Enerji AS, Class A	627,982	438,051
	Ayen Enerji AS	327,460	328,340
	Aygaz AS	283,040	1,373,411
	Bagfas Bandirma Gubre Fabrikalari AS	236,560	282,733
*	Banvit Bandirma Vitaminli Yem Sanayii AS	3,199	12,786
*	Baticim Bati Anadolu Cimento Sanayii AS	184,595	771,318
	Bera Holding AS	4,505,677	2,721,618
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	431,809	675,330
	BIM Birlesik Magazalar AS	1,022,885	9,837,351
*	Biotrend Cevre VE Enerji Yatirimlari AS	1,029,786	653,457
	Bogazici Beton Sanayi Ve Ticaret AS	777,511	1,051,251
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	103,094	3,363,832
	Borusan Yatirim ve Pazarlama AS	9,142	751,049
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	1,934	675,851
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	254,995	731,924
*	Bursa Cimento Fabrikasi AS	3,857,749	1,277,062
*	Can2 Termik AS	242,790	157,316
	Celebi Hava Servisi AS	14,074	511,696
*	Cemas Dokum Sanayi AS	2,070,575	373,307
	Cemtas Celik Makina Sanayi Ve Ticaret AS	1,343,759	564,663
	Cimsa Cimento Sanayi VE Ticaret AS	2,059,365	2,667,773
	Coca-Cola Icecek AS	349,355	4,544,876
	Deva Holding AS	174,912	511,891
	Dogan Sirketler Grubu Holding AS	4,745,507	2,296,091
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	1,016,551	446,106
	Dogus Otomotiv Servis ve Ticaret AS	400,617	3,514,550
	Eczacibasi Yatirim Holding Ortakligi AS	90,987	847,842
	EGE Endustri VE Ticaret AS	6,639	2,076,955
	EGE Gubre Sanayii AS	117,921	534,553
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	701,489	1,087,643
Ω	Enerjisa Enerji AS	855,098	1,468,132
	Enka Insaat ve Sanayi AS	2,194,936	2,354,920
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	65,842	546,719
*	Eregli Demir ve Celik Fabrikalari TAS	1,895,677	2,537,777
	Escar Turizm Tasimacilik Ticaret AS	66,151	397,117
	Esenboga Elektrik Uretim AS	86,267	273,922
	Europap Tezol Kagit Sanayi VE Ticaret AS	452,678	288,514
*	Europen Endustri Insaat Sanayi VE Ticaret AS	243,120	128,658
	Ford Otomotiv Sanayi AS	173,167	4,811,753
#	Galata Wind Enerji AS	854,797	809,285

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	179,067	$378,170
	Gentas Genel Metal Sanayi ve Ticaret AS	181,981	46,504
*	Gersan Elektrik Ticaret ve Sanayi AS	105,726	107,270
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	362,616	1,100,548
*	Global Yatirim Holding AS	2,968,008	1,260,626
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	42,569	424,796
*	Goodyear Lastikleri TAS	557,241	411,478
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,352,157	1,288,448
	GSD Holding AS	5,620,077	760,819
#*	Gubre Fabrikalari TAS	49,861	577,973
*	Hektas Ticaret TAS	1,161,525	901,258
#*	Hitit Bilgisayar Hizmetleri AS	13,630	28,269
*	Ihlas Holding AS	8,785,408	325,894
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	658,600	526,028
	Info Yatirim AS	443,249	275,749
	Inveo Yatirim Holding AS	53,209	87,849
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	518,543	696,269
*	Is Finansal Kiralama AS	2,131,178	917,388
	Is Yatirim Menkul Degerler AS, Class A	4,259,916	6,369,659
	Isiklar Enerji ve Yapi Holding AS	821,758	130,728
*	Izmir Demir Celik Sanayi AS	6,236,823	1,319,366
	Jantsa Jant Sanayi Ve Ticaret AS	59,076	272,564
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	178,712	163,220
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	1,854,941	1,396,040
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	669,421	476,338
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	5,701,980	5,031,653
*	Karel Elektronik Sanayi ve Ticaret AS	36,832	39,045
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,079,687	363,568
#	Kartonsan Karton Sanayi ve Ticaret AS	93,341	270,119
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	3,104,831	268,491
*	Kerevitas Gida Sanayi ve Ticaret AS	416,578	162,600
	Kervan Gida Sanayi Ve Ticaret AS	170,792	138,781
	KOC Holding AS	2,666,625	12,898,681
	Kocaer Celik Sanayi Ve Ticaret AS	190,116	187,541
	Kontrolmatik Enerji Ve Muhendislik AS	70,416	652,222
*	Konya Cimento Sanayii AS	6,852	1,907,871
	Konya Kagit Sanayi VE Ticaret AS	49,850	86,400
	Kordsa Teknik Tekstil AS	377,818	1,113,957
	Koza Altin Isletmeleri AS	603,799	468,825
*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,017,900	1,892,180
	LDR Turizm AS	62,155	355,657
	Logo Yazilim Sanayi Ve Ticaret AS	339,121	766,320
*	Loras Holding AS	1,322,482	169,543
*	Marti Otel Isletmeleri AS	481,588	59,064
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	927,752	3,127,568
*	Menderes Tekstil Sanayi ve Ticaret AS	702,013	237,717
*	Metro Ticari ve Mali Yatirimlar Holding AS	1,409,645	116,609
	Migros Ticaret AS	443,789	5,293,957
*Ω	MLP Saglik Hizmetleri AS	378,691	2,045,842
	Naturel Yenilenebilir Enerji Ticaret AS	23,516	261,413
*	NET Holding AS	1,414,526	998,869
#	Nuh Cimento Sanayi AS	325,908	3,939,101
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	7,353,302	3,064,294
	Orge Enerji Elektrik Taahhut AS	75,378	132,800
*	Otokar Otomotiv Ve Savunma Sanayi AS	123,429	1,738,972
*	Oyak Cimento Fabrikalari AS	595,764	1,498,285
*	Oyak Yatirim Menkul Degerler AS	127,786	215,518
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	73,134	148,517
*	Parsan Makina Parcalari Sanayii AS	80,635	332,067

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Pegasus Hava Tasimaciligi AS	229,683	$5,722,836
*	Peker Gayrimenkul Yatirim Ortakligi AS	2,117,317	2,046,563
	Penta Teknoloji Urunleri Dagitim Ticaret AS	21,312	15,447
*	Petkim Petrokimya Holding AS	2,664,681	1,854,760
	Pinar SUT Mamulleri Sanayii AS	48,199	126,338
	Polisan Holding AS	821,711	435,357
	Politeknik Metal Sanayi ve Ticaret AS	63	20,324
*	Qua Granite Hayal	1,263,415	246,149
#*	Reysas Tasimacilik ve Lojistik Ticaret AS	138,184	152,398
*	RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS	207,135	95,456
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,282,784	2,543,195
*	Sasa Polyester Sanayi AS	213,837	323,868
	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	81,804	314,250
	Sekerbank Turk AS	8,991,445	2,118,119
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	675,014	1,263,733
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS	245,110	595,598
	Sok Marketler Ticaret AS	1,789,949	3,783,674
	SUN Tekstil Sanayi Ve Ticaret AS	4,316	11,121
*	Tat Gida Sanayi AS	56,994	79,412
*	TAV Havalimanlari Holding AS	617,349	2,500,288
	Tekfen Holding AS	1,598,943	2,307,297
*	Teknosa Ic Ve Dis Ticaret AS	676,403	759,343
#	Tofas Turk Otomobil Fabrikasi AS	422,220	3,589,814
*	Tukas Gida Sanayi ve Ticaret AS	1,012,943	278,867
*	Tumosan Motor ve Traktor Sanayi AS	256,459	877,012
*	Turcas Petrol AS	450,747	403,830
*	Turk Hava Yollari AO	1,661,643	12,757,910
	Turk Ilac VE Serum Sanayi AS	37,255	15,416
	Turk Prysmian Kablo ve Sistemleri AS	26,465	30,695
*	Turk Telekomunikasyon AS	1,912,403	1,298,473
	Turk Traktor ve Ziraat Makineleri AS	102,146	2,612,278
#*	Turkcell Iletisim Hizmetleri AS	6,401,540	10,855,855
	Turkiye Garanti Bankasi AS	2,612,102	4,342,003
	Turkiye Is Bankasi AS, Class C	11,663,611	8,669,725
	Turkiye Petrol Rafinerileri AS	3,708,983	18,608,096
	Turkiye Sigorta AS	944,593	1,247,347
*	Turkiye Sinai Kalkinma Bankasi AS	11,848,879	2,809,253
	Turkiye Sise ve Cam Fabrikalari AS	791,539	1,326,204
*	Turkiye Vakiflar Bankasi TAO, Class D	4,508,176	2,599,363
*	Ulker Biskuvi Sanayi AS	1,595,710	4,088,770
	Ulusoy Un Sanayi ve Ticaret AS	21,609	20,701
	Vakif Finansal Kiralama AS	3,224,656	549,920
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	100,080	320,881
	Vestel Beyaz Esya Sanayi ve Ticaret AS	2,553,475	1,514,021
*	Vestel Elektronik Sanayi ve Ticaret AS	1,181,049	2,546,529
	Yapi ve Kredi Bankasi AS	15,416,512	9,408,893
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,000,570	1,057,904
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,341,548	230,663
*	Zorlu Enerji Elektrik Uretim AS	9,190,127	1,719,435

TOTAL TURKEY			286,909,372

UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	7,511,144	16,413,948
	Abu Dhabi Islamic Bank PJSC	7,868,476	22,048,558
	Abu Dhabi National Hotels	1,851,210	484,430
	Abu Dhabi National Insurance Co. PSC	124,046	203,688
	Abu Dhabi National Oil Co. for Distribution PJSC	9,602,472	8,784,991
*	Abu Dhabi Ports Co. PJSC	338,462	550,065
	Abu Dhabi Ship Building Co. PJSC	416,285	451,809

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	ADNOC Drilling Co. PJSC	3,877,282	$3,843,115
	Agthia Group PJSC	2,220,630	2,692,586
	Air Arabia PJSC	16,517,303	11,787,810
*	Ajman Bank PJSC	9,656,482	5,388,306
*	AL Seer Marine Supplies & Equipment Co. LLC	246,003	540,346
	AL Yah Satellite Communications Co-PJSC-Yah Sat	1,286,733	889,897
	Aldar Properties PJSC	11,613,179	16,450,702
*	Alpha Dhabi Holding PJSC	286,594	1,472,230
	Amanat Holdings PJSC	6,439,661	1,744,419
*	Amlak Finance PJSC	8,696,282	1,883,878
*	Apex Investment Co. PSC	2,150,967	1,060,855
*††	Arabtec Holding PJSC	1,809,860	0
	Aramex PJSC	4,951,162	3,104,676
	Burjeel Holdings PLC	1,672,021	1,324,898
	Dana Gas PJSC	34,889,621	7,696,320
*	Deyaar Development PJSC	12,043,942	1,930,634
	Dubai Electricity & Water Authority PJSC	1,404,577	909,938
	Dubai Financial Market PJSC	8,332,005	2,971,370
	Dubai Investments PJSC	10,818,762	6,648,066
	Dubai Islamic Bank PJSC	15,645,831	23,002,332
	Emaar Development PJSC	9,594,338	16,191,131
	Emaar Properties PJSC	22,138,493	40,331,542
	Emirates Driving Co.	10,758	76,148
	Emirates Integrated Telecommunications Co. PJSC	727,728	1,065,771
	Emirates NBD Bank PJSC	4,461,392	20,594,989
	Emirates Telecommunications Group Co. PJSC	6,708,083	33,714,590
*	EMSTEEL Building Materials PJSC	9,855,064	3,624,394
*	Eshraq Investments PJSC	14,696,528	1,742,133
	Fertiglobe PLC	8,153,491	7,129,685
	First Abu Dhabi Bank PJSC	6,083,707	21,004,892
*	Ghitha Holding PJSC	46,426	485,464
*	Gulf Navigation Holding PJSC	982,813	1,928,636
*	Gulf Pharmaceutical Industries PSC	1,182,182	248,318
*	International Holding Co. PJSC	16,916	1,840,232
*	Islamic Arab Insurance Co.	2,171,392	349,169
*	Manazel PJSC	13,339,495	1,315,239
*	Multiply Group PJSC	4,836,548	4,481,582
*	National Corp. for Tourism & Hotels	151,607	118,333
*	Palms Sports PrJSC	98,343	345,352
*	RAK Properties PJSC	9,962,986	2,904,518
	Ras Al Khaimah Ceramics	3,087,225	2,042,585
*	Shuaa Capital PSC	12,694,215	903,083
*	Taaleem Holdings PJSC	28,006	29,643
*	Union Properties PJSC	16,995,178	1,530,376

TOTAL UNITED ARAB EMIRATES			308,277,672

UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC	762,911	13,610,332

UNITED STATES — (0.0%)
*††	Rexlot Holdings	3,197,569	0
	Sempra	77,394	5,644,989

TOTAL UNITED STATES			5,644,989

TOTAL COMMON STOCKS			22,629,560,962

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	PREFERRED STOCKS — (1.3%)
	BRAZIL — (1.3%)
*	Alpargatas SA	149,350	$244,387
	Banco ABC Brasil SA, 6.373%	674,350	2,502,522
*	Banco ABC Brasil SA	33,602	132,562
Ω	Banco BMG SA, 7.152%	737,200	337,766
	Banco Bradesco SA, 7.205%	6,315,353	17,524,032
	Banco do Estado do Rio Grande do Sul SA Class B, 8.640%	1,623,428	3,509,766
	Banco Pan SA, 3.575%	1,485,901	2,071,877
	Banco Pine SA, 4.621%	10,600	7,380
	Centrais Eletricas Brasileiras SA Class B, 3.885%	630,303	4,806,892
	Centrais Eletricas de Santa Catarina SA, 9.337%	65,563	809,760
	Cia de Ferro Ligas da Bahia FERBASA, 6.731%	393,782	3,798,209
	Cia de Saneamento do Parana, 8.566%	5,415,406	4,683,130
	Cia Energetica de Minas Gerais, 9.413%	4,215,319	9,815,608
	Cia Energetica do Ceara Class A, 0.771%	74,403	589,410
	Cia Paranaense de Energia, 8.364%	3,810,526	6,341,114
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 5.014%	705,895	2,966,810
	Eucatex SA Industria e Comercio, 6.424%	249,359	608,343
	Gerdau SA, 14.599%	2,405,052	10,384,883
	Itau Unibanco Holding SA, 5.576%	7,909,063	42,072,905
	Marcopolo SA, 7.137%	3,637,938	3,780,988
	Petroleo Brasileiro SA, 10.467%	22,001,222	151,598,642
	Raizen SA, 6.241%	3,652,625	2,629,847
	Randon SA Implementos e Participacoes, 4.690%	1,783,426	3,859,211
	Schulz SA, 4.046%	771,087	1,122,582
	Taurus Armas SA, 9.430%	426,525	1,252,059
	Track & Field Co. SA, 1.546%	175,100	461,562
	Unipar Carbocloro SA Class B, 9.710%	514,937	7,263,807
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.974%	3,842,167	5,037,283

	TOTAL BRAZIL		290,213,337

	CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.848%	329,325	434,318
	Embotelladora Andina SA Class B, 8.280%	1,123,248	2,283,980

	TOTAL CHILE		2,718,298

	COLOMBIA — (0.0%)
	Banco Davivienda SA, 6.313%	372,883	1,449,496
	Bancolombia SA, 13.000%	80,974	519,367
	Grupo Argos SA, 8.558%	93,838	148,189
	Grupo Aval Acciones y Valores SA, 6.302%	9,901,271	1,106,556
	Grupo de Inversiones Suramericana SA, 9.625%	198,971	580,574

	TOTAL COLOMBIA		3,804,182

	INDIA — (0.0%)
*	Sundaram Clayton Ltd.	2,138	267
*	TVS Holdings Ltd.	2,138,460	267,266

	TOTAL INDIA		267,533

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	1,187,747	665,358

	TOTAL PREFERRED STOCKS		297,668,708

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	2,115	965

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Grupo Casas Bahia SA Warrants 09/19/2024	2,962,294	$23,502
*	Localiza Rent a Car SA Rights 11/10/2023	24	33

TOTAL BRAZIL			24,500

KUWAIT — (0.0%)
*	Gulf Bank KSCP Rights 11/12/2023	37,447	775

SOUTH KOREA — (0.0%)
*	Amicogen, Inc. Rights 12/05/2023	11,636	30,241
*	CosmoAM&T Co. Ltd. Rights 11/07/2023	2,039	25,062
*	Ecoplastic Corp. Rights 11/07/2023	45,692	54,301
*	Hanwha Ocean Co. Ltd. Rights 11/09/2023	11,807	15,299
*	Medipost Co. Ltd. Rights 11/01/2023	20,962	16,763

TOTAL SOUTH KOREA			141,666

TAIWAN — (0.0%)
*	Concord International Securities Co. Ltd. Rights 11/24/2023	16,204	1,149
*	Farglory F T Z Investment Holding Co. Ltd. Rights	74,132	14,742
*	Gudeng Precision Industrial Co. Ltd. Rights 11/27/2023	6,292	6,983
*	Ingentec Corp. Rights 11/13/2023	6,045	7,734
*	Phoenix Silicon International Corp. Rights	87,673	10,272
*	Tai Tung Communication Co. Ltd. Rights 11/01/2023	75,418	930
*	Winbond Electronics Corp. Rights 11/03/2023	703,485	63,983

TOTAL TAIWAN			105,793

THAILAND — (0.0%)
*	Bangkok Ranch PCL Warrants 09/01/2026	1,173,700	3,918
*	Better World Green PCL Warrants 03/13/2024	4,479,216	0
*	Cal-Comp Electronics Thailand PCL Rights 11/10/2023	18,943,333	10,541
*	Millcon Steel PCL Warrants 12/13/2024	2,425,971	3,375
*	Nusasiri PCL Warrants 07/04/2025	1,115,400	2,483

TOTAL THAILAND			20,317

TOTAL RIGHTS/WARRANTS			293,051

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
	BRPR Corporate Offices Fundo de Investimento Imobiliario	8,789	109,474

TOTAL INVESTMENT SECURITIES
(Cost $19,005,141,952)			22,927,632,195

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	21,283,394	246,185,020

TOTAL INVESTMENTS — (100.0%)
(Cost $19,251,331,013)			$23,173,817,215

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of October 31, 2023, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	915	12/15/23	$202,214,920	$192,710,438	$(9,504,482)

Total Futures Contracts			$202,214,920	$192,710,438	$(9,504,482)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$932,482,219	$6,105,274	—	$938,587,493
Cayman Islands	30,593	2,503	—	33,096
Chile	24,227,424	81,176,726	—	105,404,150
China	532,515,881	5,260,167,919	$14,033,448	5,806,717,248
Colombia	26,186,110	610,387	—	26,796,497
Czech Republic	—	28,750,362	—	28,750,362
Egypt	77,432	6,845,238	—	6,922,670
Greece	805,773	96,639,431	—	97,445,204
Hong Kong	—	166,495	61,435	227,930
Hungary	—	44,775,534	—	44,775,534
India	175,462,777	4,113,766,741	1,314,348	4,290,543,866
Indonesia	8,212,553	441,671,782	868,642	450,752,977
Kuwait	42,392,647	3,888,966	—	46,281,613
Malaysia	—	363,468,662	—	363,468,662
Mexico	579,812,088	2,523,033	—	582,335,121
Peru	17,863,753	—	—	17,863,753
Philippines	2,678,601	160,555,533	547,862	163,781,996
Poland	—	237,118,464	—	237,118,464
Qatar	—	176,587,086	—	176,587,086
Saudi Arabia	1,114,341	890,270,967	967	891,386,275
South Africa	68,587,146	632,233,554	—	700,820,700
South Korea	51,229,650	2,607,408,831	2,951,114	2,661,589,595
Taiwan	280,745,295	3,632,162,849	486,290	3,913,394,434
Thailand	430,140,100	33,393,771	—	463,533,871
Turkey	—	286,909,372	—	286,909,372
United Arab Emirates	—	308,277,672	—	308,277,672
United Kingdom	13,610,332	—	—	13,610,332
United States	—	5,644,989	—	5,644,989
Preferred Stocks
Brazil	289,875,571	337,766	—	290,213,337
Chile	—	2,718,298	—	2,718,298
Colombia	3,804,182	—	—	3,804,182
India	—	267,533	—	267,533
Philippines	—	665,358	—	665,358
Rights/Warrants
Brazil	—	24,500	—	24,500
Kuwait	—	775	—	775
South Korea	—	141,666	—	141,666
Taiwan	—	105,793	—	105,793
Thailand	—	20,317	—	20,317
Mutual Funds	109,474	—	—	109,474

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$246,185,020	—	$246,185,020
Futures Contracts**	$(9,504,482)	—	—	(9,504,482)

TOTAL	$3,472,459,460	$19,671,589,167	$20,264,106^	$23,164,312,733

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (98.8%)
BRAZIL — (3.8%)
	Allied Tecnologia SA	4,400	$4,966
	Alper Consultoria e Corretora de Seguros SA	1,700	11,124
*	Anima Holding SA	73,507	37,907
	Atacadao SA	87,035	154,848
	Bemobi Mobile Tech SA	10,600	25,334
	Boa Safra Sementes SA	7,900	19,790
	BrasilAgro — Co. Brasileira de Propriedades Agricolas	12,858	63,095
*	BRF SA	158,320	335,057
	Brisanet Participacoes SA	17,321	10,410
*	C&A Modas SA	20,700	21,186
	Camil Alimentos SA	21,849	29,859
	CCR SA	51,030	121,255
	Cia Brasileira de Aluminio	30,044	22,644
*	Cia Brasileira de Distribuicao	34,739	24,943
	Cia Siderurgica Nacional SA, Sponsored ADR	12,486	28,843
	Cia Siderurgica Nacional SA	96,638	225,410
	Cielo SA	224,100	156,460
*	Clear Sale SA	11,200	8,375
*	Cogna Educacao SA	294,692	140,281
*	Construtora Tenda SA	25,640	57,670
	Cosan SA	186,285	581,939
	Cruzeiro do Sul Educacional SA	17,600	13,161
	CSU Digital SA	6,673	21,177
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,348	176,084
Ω	Desktop — Sigmanet Comunicacao Multimidia SA	5,200	14,182
	Dexco SA	64,466	87,715
	Diagnosticos da America SA	22,921	44,053
	Dimed SA Distribuidora da Medicamentos	27,700	58,073
	Direcional Engenharia SA	18,983	65,363
*	Embraer SA	91,982	320,913
*	Embraer SA, Sponsored ADR	6,184	86,205
	Empreendimentos Pague Menos SA	27,995	16,658
	Enauta Participacoes SA	22,050	76,230
	Eternit SA	9,700	14,237
	Even Construtora e Incorporadora SA	24,000	30,228
	Ez Tec Empreendimentos e Participacoes SA	19,478	55,516
	Fleury SA	31,185	92,718
	Fras-Le SA	12,900	38,277
	Grendene SA	39,360	48,402
	Grupo Casas Bahia SA	323,915	28,911
	Grupo De Moda Soma SA	95,572	100,278
*	Grupo Mateus SA	63,800	73,648
	Grupo SBF SA	13,200	18,327
*	Guararapes Confeccoes SA	16,144	15,146
*Ω	Hapvida Participacoes e Investimentos SA	842,191	616,390
*	Hidrovias do Brasil SA	75,680	59,292
	Hypera SA	7,500	45,059
*	International Meal Co. Alimentacao SA, Class A	20,700	6,528
	Iochpe Maxion SA	29,100	65,106
	Irani Papel e Embalagem SA	23,183	49,661
*	IRB-Brasil Resseguros SA	11,993	96,787
	Jalles Machado SA	19,672	32,229
	JHSF Participacoes SA	78,158	66,504
	JSL SA	9,600	16,013
	Lavvi Empreendimentos Imobiliarios SA	16,300	21,855
Ω	Locaweb Servicos de Internet SA	72,900	78,658
*	Lojas Quero-Quero SA	28,300	21,835

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Lojas Renner SA	91,917	$223,514
	M Dias Branco SA	12,228	79,042
	Marcopolo SA	24,336	19,790
*Ω	Meliuz SA	5,610	7,945
	Mills Estruturas e Servicos de Engenharia SA	32,315	66,595
*	Moura Dubeux Engenharia SA	6,800	13,798
	Movida Participacoes SA	25,489	44,236
	MRV Engenharia e Participacoes SA	69,014	112,930
*	Multilaser Industrial SA	25,317	8,888
*	Natura & Co. Holding SA	159,364	403,013
	Pet Center Comercio e Participacoes SA	50,520	35,672
	Petroreconcavo SA	21,476	88,345
	Porto Seguro SA	35,644	178,229
	Positivo Tecnologia SA	17,500	21,763
	Qualicorp Consultoria e Corretora de Seguros SA	15,700	8,937
	Romi SA	7,762	17,659
*	Sao Carlos Empreendimentos e Participacoes SA	4,400	21,713
	Sao Martinho SA	33,622	236,406
	SLC Agricola SA	21,700	158,217
	Tegma Gestao Logistica SA	6,400	31,062
	TIM SA	154,756	465,642
	Tres Tentos Agroindustrial SA	22,097	48,342
	Trisul SA	19,000	17,524
	Tupy SA	12,000	58,051
	Ultrapar Participacoes SA	133,588	541,850
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	32,003
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	40,791
	Vibra Energia SA	151,620	595,143
	Vulcabras Azaleia SA	13,400	47,601
	YDUQS Participacoes SA	8,275	29,100
*	Zamp SA	33,371	42,030

TOTAL BRAZIL			8,448,646

CHILE — (0.3%)
	Banco de Credito e Inversiones SA	1,693	40,498
	CAP SA	6,796	37,168
	Cencosud SA	10,409	16,869
	Cia Sud Americana de Vapores SA	476,541	26,462
	Empresa Nacional de Telecomunicaciones SA	17,504	59,080
	Empresas CMPC SA	144,812	258,988
	Inversiones Aguas Metropolitanas SA	35,003	25,034
	Inversiones La Construccion SA	3,920	22,787
	PAZ Corp. SA	21,959	11,696
	Ripley Corp. SA	148,996	24,984
	Salfacorp SA	72,948	29,164
	SMU SA	76,435	13,243
	Sociedad Matriz SAAM SA	377,140	40,338
	SONDA SA	85,422	33,886

TOTAL CHILE			640,197

CHINA — (21.2%)
	361 Degrees International Ltd.	154,000	74,968
Ω	3SBio, Inc.	301,500	268,227
*	5I5J Holding Group Co. Ltd., Class A	18,200	5,983
	AAC Technologies Holdings, Inc.	131,500	236,705
	Accelink Technologies Co. Ltd., Class A	6,300	23,215
	ADAMA Ltd., Class A	18,500	18,768

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Advanced Technology & Materials Co. Ltd., Class A	28,900	$37,463
	Aerospace Hi-Tech Holdings Group Ltd., Class A	22,100	29,265
#*	Agile Group Holdings Ltd.	252,000	24,148
*	Agora, Inc., ADR	2,073	6,095
#*	Air China Ltd., Class H	28,000	19,049
	Aisino Corp., Class A	23,900	36,257
	Ajisen China Holdings Ltd.	105,000	11,100
*	Alibaba Pictures Group Ltd.	2,180,000	139,286
*Ω	A-Living Smart City Services Co. Ltd.	129,000	60,822
	Aluminum Corp. of China Ltd., Class H	678,000	362,683
	Angang Steel Co. Ltd., Class H	264,600	58,174
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	24,543
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	20,068
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	10,900	13,964
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	7,400	25,420
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,300	11,396
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	14,000	34,695
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	15,952
	Anhui Jinhe Industrial Co. Ltd., Class A	4,300	12,799
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	10,956
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	14,726
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	21,800	38,429
*	Anton Oilfield Services Group	374,000	23,230
*	Aoshikang Technology Co. Ltd., Class A	7,300	31,312
*	Aotecar New Energy Technology Co. Ltd., Class A	60,800	22,208
	APT Satellite Holdings Ltd.	118,000	33,051
*Ω	Archosaur Games, Inc.	32,000	8,380
*	Art Group Holdings Ltd.	15,000	613
*Ω	Ascletis Pharma, Inc.	77,000	18,402
*	Asia — Potash International Investment Guangzhou Co. Ltd., Class A	10,400	40,542
	Asia Cement China Holdings Corp.	115,000	35,649
Ω	AsiaInfo Technologies Ltd.	41,600	43,024
	AviChina Industry & Technology Co. Ltd., Class H	401,000	181,740
	Avicopter PLC, Class A	4,800	24,915
Ω	BAIC Motor Corp. Ltd., Class H	336,000	98,058
	Bank of Changsha Co. Ltd., Class A	30,900	31,039
	Bank of Chongqing Co. Ltd., Class H	69,500	35,892
*	Bank of Gansu Co. Ltd., Class H	180,000	10,005
	Bank of Guiyang Co. Ltd., Class A	38,500	27,419
	Bank of Guizhou Co. Ltd., Class H	36,000	7,817
	Bank of Suzhou Co. Ltd., Class A	44,550	38,248
*	Bank of Tianjin Co. Ltd., Class H	85,500	18,986
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	145,079	16,138
*	Baoye Group Co. Ltd., Class H	50,000	25,010
*	Baozun, Inc., Class A	22,700	22,301
	BBMG Corp., Class H	526,000	51,830
	Befar Group Co. Ltd., Class A	33,500	20,699
	Beibuwan Port Co. Ltd., Class A	20,900	21,118
	Beijing Capital Development Co. Ltd., Class A	63,400	32,213
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	36,875
*	Beijing Capital International Airport Co. Ltd., Class H	410,000	151,018
	Beijing Easpring Material Technology Co. Ltd., Class A	6,200	37,383
	Beijing Energy International Holding Co. Ltd.	1,042,000	26,909
	Beijing Enterprises Holdings Ltd.	88,500	294,870
	Beijing Enterprises Urban Resources Group Ltd.	140,000	9,130
	Beijing Enterprises Water Group Ltd.	662,000	139,685
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	14,852	15,957
*	Beijing Haixin Energy Technology Co. Ltd., Class A	29,300	14,038
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	20,815

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Jingyuntong Technology Co. Ltd., Class A	21,500	$13,580
*	Beijing North Star Co. Ltd., Class H	92,000	9,294
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,100	38,612
	Beijing Originwater Technology Co. Ltd., Class A	41,062	28,399
	Beijing Shougang Co. Ltd., Class A	37,300	19,770
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	17,786
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	16,088
	Beijing Ultrapower Software Co. Ltd., Class A	25,700	29,803
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	28,484
	Beijing Yanjing Brewery Co. Ltd., Class A	29,000	41,224
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	22,526
*	Bengang Steel Plates Co. Ltd., Class A	61,300	32,511
	BGI Genomics Co. Ltd., Class A	6,900	46,422
	Binhai Investment Co. Ltd.	64,000	13,171
	Black Peony Group Co. Ltd., Class A	25,700	20,419
Ω	Blue Moon Group Holdings Ltd.	120,500	32,995
	Blue Sail Medical Co. Ltd., Class A	15,700	14,993
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	20,700	20,142
	Bluestar Adisseo Co., Class A	9,400	9,703
Ω	BOC Aviation Ltd.	34,900	214,638
	BOE Varitronix Ltd.	56,000	47,627
*	Bohai Leasing Co. Ltd., Class A	71,897	23,499
	Bright Dairy & Food Co. Ltd., Class A	14,600	18,841
††	Brilliance China Automotive Holdings Ltd.	424,000	194,927
	B-Soft Co. Ltd., Class A	22,100	21,750
*	BTG Hotels Group Co. Ltd., Class A	21,000	47,941
	BYD Electronic International Co. Ltd.	30,500	127,323
	C C Land Holdings Ltd.	243,000	39,135
	C&D International Investment Group Ltd.	129,078	290,396
	Caitong Securities Co. Ltd., Class A	29,340	31,851
	Camel Group Co. Ltd., Class A	13,000	14,635
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	21,600	12,281
	Canmax Technologies Co. Ltd., Class A	9,400	34,959
	Canny Elevator Co. Ltd., Class A	14,700	15,732
	Capital Environment Holdings Ltd.	618,000	8,843
	CECEP Solar Energy Co. Ltd., Class A	43,300	33,974
	CECEP Wind-Power Corp., Class A	110,510	47,895
	Central China New Life Ltd.	46,000	12,710
#	Central China Securities Co. Ltd., Class H	136,000	20,017
	CGN New Energy Holdings Co. Ltd.	262,000	68,334
	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	24,622
	Changchun Faway Automobile Components Co. Ltd., Class A	16,200	20,367
	Chaowei Power Holdings Ltd.	99,000	16,451
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	22,146
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,200	22,331
	Chengdu Wintrue Holding Co. Ltd., Class A	12,100	13,814
*	Chengtun Mining Group Co. Ltd., Class A	30,900	19,234
	Chenguang Biotech Group Co. Ltd., Class A	5,600	10,348
	Chengxin Lithium Group Co. Ltd., Class A	9,100	29,225
	Chengzhi Co. Ltd., Class A	12,800	14,655
	China Aerospace International Holdings Ltd.	434,000	18,578
*	China Agri-Products Exchange Ltd.	591,408	6,490
	China Aircraft Leasing Group Holdings Ltd.	51,500	23,561
	China BlueChemical Ltd., Class H	310,000	72,546
*Ω	China Bohai Bank Co. Ltd., Class H	420,500	61,796
	China CAMC Engineering Co. Ltd., Class A	8,800	10,573
	China Cinda Asset Management Co. Ltd., Class H	1,569,000	152,574
	China Communications Services Corp. Ltd., Class H	416,000	170,155

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Conch Environment Protection Holdings Ltd.	269,500	$66,292
	China Conch Venture Holdings Ltd.	289,000	239,342
*	China CYTS Tours Holding Co. Ltd., Class A	7,200	10,497
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	320,000	44,915
*††	China Dili Group	334,200	5,287
	China Dongxiang Group Co. Ltd.	642,000	21,365
	China Education Group Holdings Ltd.	58,000	48,184
	China Electronics Huada Technology Co. Ltd.	72,000	11,716
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	20,934
	China Energy Engineering Corp. Ltd., Class A	228,779	68,182
#	China Energy Engineering Corp. Ltd., Class H	362,000	39,375
	China Everbright Ltd.	176,000	104,703
Ω	China Feihe Ltd.	605,000	375,930
*	China Film Co. Ltd., Class A	14,700	24,016
	China Foods Ltd.	180,000	62,333
	China Galaxy Securities Co. Ltd., Class H	694,000	355,195
	China Gas Holdings Ltd.	486,800	437,636
	China Glass Holdings Ltd.	122,000	11,712
	China Gold International Resources Corp. Ltd.	39,600	168,035
*	China Grand Automotive Services Group Co. Ltd., Class A	57,700	15,151
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	35,690
#	China Harmony Auto Holding Ltd.	156,500	13,608
#*	China High Speed Transmission Equipment Group Co. Ltd.	97,000	22,688
#	China Hongqiao Group Ltd.	443,000	414,743
	China International Marine Containers Group Co. Ltd., Class H	182,170	96,066
	China Jinmao Holdings Group Ltd.	564,298	69,215
	China Kepei Education Group Ltd.	22,000	5,797
	China Lesso Group Holdings Ltd.	210,000	112,764
	China Lilang Ltd.	100,000	48,332
*Ω	China Literature Ltd.	71,000	239,091
	China Medical System Holdings Ltd.	64,000	102,342
	China Meheco Co. Ltd., Class A	15,260	24,936
#	China Meidong Auto Holdings Ltd.	108,000	57,919
	China Merchants Energy Shipping Co. Ltd., Class A	55,000	48,351
	China Merchants Land Ltd.	332,000	13,383
	China Merchants Port Holdings Co. Ltd.	229,610	292,278
	China Merchants Property Operation & Service Co. Ltd., Class A	14,200	25,911
#	China Modern Dairy Holdings Ltd.	764,000	78,163
	China National Accord Medicines Corp. Ltd., Class A	5,200	20,468
	China National Building Material Co. Ltd., Class H	668,000	317,965
	China National Medicines Corp. Ltd., Class A	9,200	36,201
Ω	China New Higher Education Group Ltd.	80,000	19,973
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	23,600	14,708
	China Nonferrous Mining Corp. Ltd.	204,000	123,698
*	China Oil & Gas Group Ltd.	1,080,000	33,855
	China Oilfield Services Ltd., Class H	330,000	390,165
	China Oriental Group Co. Ltd.	252,000	38,735
	China Overseas Grand Oceans Group Ltd.	353,590	120,529
	China Publishing & Media Co. Ltd., Class A	28,500	32,973
	China Railway Hi-tech Industry Co. Ltd., Class A	32,800	36,050
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	89,564
	China Railway Tielong Container Logistics Co. Ltd., Class A	25,900	21,459
*	China Rare Earth Holdings Ltd.	348,000	16,014
	China Reinsurance Group Corp., Class H	963,000	54,214
#*††Ω	China Renaissance Holdings Ltd.	44,400	15,490
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	6,200	25,970
#	China Resources Cement Holdings Ltd.	544,000	139,878
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,400	36,097

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Gas Group Ltd.	147,600	$436,324
	China Resources Medical Holdings Co. Ltd.	161,000	94,954
Ω	China Resources Pharmaceutical Group Ltd.	309,500	192,260
	China Risun Group Ltd.	220,000	89,950
	China Ruifeng Renewable Energy Holdings Ltd.	294,000	9,547
*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	19,072
*	China Shanshui Cement Group Ltd.	115,000	9,391
Ω	China Shengmu Organic Milk Ltd.	453,000	17,354
	China Shineway Pharmaceutical Group Ltd.	66,000	58,533
	China South City Holdings Ltd.	1,172,000	62,172
	China South Publishing & Media Group Co. Ltd., Class A	30,700	47,496
	China State Construction International Holdings Ltd.	304,000	325,626
*	China Sunshine Paper Holdings Co. Ltd.	117,500	38,176
	China Taiping Insurance Holdings Co. Ltd.	243,600	225,032
*	China Tianrui Group Cement Co. Ltd., Class C	72,000	53,646
*	China Tianying, Inc., Class A	40,700	32,901
	China Traditional Chinese Medicine Holdings Co. Ltd.	580,000	285,793
*	China TransInfo Technology Co. Ltd., Class A	21,600	34,044
	China Travel International Investment Hong Kong Ltd.	486,000	86,458
	China Tungsten & Hightech Materials Co. Ltd., Class A	16,380	19,947
	China West Construction Group Co. Ltd., Class A	12,600	11,605
	China XLX Fertiliser Ltd.	113,000	49,143
	China Yongda Automobiles Services Holdings Ltd.	176,500	67,785
	China Zheshang Bank Co. Ltd., Class H	501,099	124,273
	China Zhongwang Holdings Ltd.	360,400	14,508
	Chinasoft International Ltd.	436,000	316,325
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	20,100	31,799
	Chongqing Department Store Co. Ltd., Class A	2,400	8,865
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	12,744	21,286
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	8,600	18,160
	Chongqing Gas Group Corp. Ltd., Class A	9,214	8,449
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	8,871
	Chongqing Rural Commercial Bank Co. Ltd., Class H	385,000	145,754
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	30,202
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	15,572
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,500	31,274
	CIFI Ever Sunshine Services Group Ltd.	108,000	17,812
	CIMC Enric Holdings Ltd.	128,000	108,633
Ω	CIMC Vehicles Group Co. Ltd., Class H	17,000	12,339
	Cinda Real Estate Co. Ltd., Class A	18,100	9,646
	CITIC Resources Holdings Ltd.	674,000	28,012
	City Development Environment Co. Ltd., Class A	17,280	25,979
#*	Citychamp Watch & Jewellery Group Ltd.	110,000	17,259
*	CMGE Technology Group Ltd.	302,000	50,659
	CMST Development Co. Ltd., Class A	27,600	19,290
#*	CNFinance Holdings Ltd., ADR	7,137	17,914
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,400	42,582
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	14,040	15,345
	COFCO Biotechnology Co. Ltd., Class A	17,700	16,506
*	COFCO Joycome Foods Ltd.	484,000	112,648
	COFCO Sugar Holding Co. Ltd., Class A	19,200	22,517
	Comba Telecom Systems Holdings Ltd.	376,000	42,758
	Concord New Energy Group Ltd.	1,520,000	124,472
	Consun Pharmaceutical Group Ltd.	112,000	65,876
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	83,750
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	230,000	243,922
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	43,892
	COSCO SHIPPING Ports Ltd.	281,188	169,638
	CPMC Holdings Ltd.	118,000	90,518

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	$29,380
*	Crazy Sports Group Ltd.	562,000	7,761
	CSG Holding Co. Ltd., Class A	37,592	27,789
#	CSSC Hong Kong Shipping Co. Ltd.	300,000	52,956
	CTS International Logistics Corp. Ltd., Class A	20,600	20,393
	Daan Gene Co. Ltd., Class A	19,600	26,116
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	23,061
	Dashang Co. Ltd., Class A	8,900	20,834
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	22,239
	DBG Technology Co. Ltd., Class A	9,400	39,155
*	Deppon Logistics Co. Ltd., Class A	7,000	14,308
	DHC Software Co. Ltd., Class A	40,200	34,640
	Dian Diagnostics Group Co. Ltd., Class A	6,600	20,754
	Digital China Group Co. Ltd., Class A	3,600	15,325
	Digital China Holdings Ltd.	131,000	35,953
	Digital China Information Service Group Co. Ltd., Class A	13,800	23,022
	Dong-E-E-Jiao Co. Ltd., Class A	5,600	35,525
	Dongfang Electric Corp. Ltd., Class H	69,800	66,967
	Dongfeng Motor Group Co. Ltd., Class H	412,000	181,372
	Dongguan Aohai Technology Co. Ltd., Class A	3,600	18,851
	Dongguan Development Holdings Co. Ltd., Class A	20,800	25,658
	Dongxing Securities Co. Ltd., Class A	53,200	58,178
#	Dongyue Group Ltd.	328,000	261,268
*	DouYu International Holdings Ltd., ADR	20,175	17,385
	Dynagreen Environmental Protection Group Co. Ltd., Class H	46,000	13,648
	East Group Co. Ltd., Class A	19,900	17,445
	E-Commodities Holdings Ltd.	260,000	44,901
	Edvantage Group Holdings Ltd.	53,740	16,886
	EEKA Fashion Holdings Ltd.	11,500	20,928
	Elion Energy Co. Ltd., Class A	55,400	20,757
	Era Co. Ltd., Class A	28,900	20,974
	Essex Bio-technology Ltd.	59,000	21,098
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	18,625
	EVA Precision Industrial Holdings Ltd.	196,000	19,554
Ω	Everbright Securities Co. Ltd., Class H	65,200	44,284
#*Ω	Everest Medicines Ltd.	24,500	87,069
*	Fangda Carbon New Material Co. Ltd., Class A	54,500	43,956
*	Fangda Special Steel Technology Co. Ltd., Class A	24,000	16,300
	Far East Horizon Ltd.	236,000	166,058
	FAWER Automotive Parts Co. Ltd., Class A	23,200	16,686
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,100	34,656
*	FIH Mobile Ltd.	660,000	48,987
	Financial Street Holdings Co. Ltd., Class A	33,100	18,626
	FinVolution Group, ADR	17,967	84,984
	First Capital Securities Co. Ltd., Class A	46,400	37,105
	First Tractor Co. Ltd., Class H	42,000	21,268
	Fosun International Ltd.	412,500	247,145
#	Fufeng Group Ltd.	313,000	162,564
	Fujian Funeng Co. Ltd., Class A	38,610	45,205
	Fujian Longking Co. Ltd., Class A	7,900	16,012
	Fujian Star-net Communication Co. Ltd., Class A	10,400	25,690
Ω	Ganfeng Lithium Group Co. Ltd., Class H	47,600	170,968
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	18,300	27,156
	Gansu Shangfeng Cement Co. Ltd., Class A	12,240	14,609
	GCL Energy Technology Co. Ltd., Class A	25,936	41,230
	GCL Technology Holdings Ltd.	166,000	24,446
*	GDS Holdings Ltd., Class A	192,200	244,852
	Geely Automobile Holdings Ltd.	1,008,000	1,144,407
	Gemdale Corp., Class A	62,100	43,824

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gemdale Properties & Investment Corp. Ltd.	1,096,000	$32,469
Ω	Genertec Universal Medical Group Co. Ltd.	142,000	72,106
	GF Securities Co. Ltd., Class H	147,000	191,388
	Giant Network Group Co. Ltd., Class A	27,100	43,756
*	Glorious Property Holdings Ltd.	294,000	373
	Goldenmax International Group Ltd., Class A	8,100	10,739
	Goldwind Science & Technology Co. Ltd., Class H	122,478	58,437
*	Goodbaby International Holdings Ltd.	204,000	10,318
	Grand Pharmaceutical Group Ltd., Class L	189,500	101,870
*	Grandjoy Holdings Group Co. Ltd., Class A	44,500	21,156
*	Greatview Aseptic Packaging Co. Ltd.	194,000	49,403
	Greentown China Holdings Ltd.	199,500	193,543
	Greentown Service Group Co. Ltd.	254,000	99,067
	GRG Banking Equipment Co. Ltd., Class A	31,300	49,947
	Guangdong Advertising Group Co. Ltd., Class A	41,100	28,410
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	21,900	22,376
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	18,094
	Guangdong Dowstone Technology Co. Ltd., Class A	10,700	16,707
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	9,700	10,608
	Guangdong HEC Technology Holding Co. Ltd., Class A	35,300	34,338
	Guangdong Hybribio Biotech Co. Ltd., Class A	15,750	19,791
	Guangdong Provincial Expressway Development Co. Ltd., Class A	10,100	11,163
	Guangdong Tapai Group Co. Ltd., Class A	17,100	17,626
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,100	13,987
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	31,900	12,654
*	Guangshen Railway Co. Ltd., Class H	280,000	50,077
	Guangxi Liugong Machinery Co. Ltd., Class A	29,300	25,719
	Guangxi LiuYao Group Co. Ltd., Class A	3,700	10,492
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	26,600	9,710
	Guangzhou Automobile Group Co. Ltd., Class H	540,000	252,989
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	27,945	40,454
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	30,000	79,809
	Guangzhou Haige Communications Group, Inc. Co., Class A	19,000	30,172
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	16,800	19,529
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	17,401
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	22,500	15,002
*	Guolian Securities Co. Ltd., Class H	46,500	20,180
	Guomai Technologies, Inc., Class A	19,700	20,872
*	Guosheng Financial Holding, Inc., Class A	24,900	33,815
	Guoyuan Securities Co. Ltd., Class A	56,500	53,469
*	Hainan Meilan International Airport Co. Ltd., Class H	51,000	41,359
	Haitian International Holdings Ltd.	102,000	243,329
	Haitong Securities Co. Ltd., Class H	404,800	232,430
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	174,000	20,007
	Hand Enterprise Solutions Co. Ltd., Class A	23,000	26,181
	Hang Zhou Great Star Industrial Co. Ltd., Class A	19,800	53,643
	Hangcha Group Co. Ltd., Class A	12,000	36,081
	Hangxiao Steel Structure Co. Ltd., Class A	22,600	10,664
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	39,028
	Hangzhou Onechance Tech Corp., Class A	7,700	25,007
	Han’s Laser Technology Industry Group Co. Ltd., Class A	19,100	56,068
*Ω	Harbin Bank Co. Ltd., Class H	451,000	13,663
	Harbin Electric Co. Ltd., Class H	164,000	47,174
*	Harbin Pharmaceutical Group Co. Ltd., Class A	28,000	13,933
	HBIS Resources Co. Ltd., Class A	11,400	25,511
	Health & Happiness H&H International Holdings Ltd.	45,000	50,877
	Hefei Urban Construction Development Co. Ltd., Class A	23,700	22,257
	Hello Group, Inc., Sponsored ADR	10,868	76,945

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Mingtai Al Industrial Co. Ltd., Class A	19,640	$32,986
	Henan Pinggao Electric Co. Ltd., Class A	18,300	27,108
	Henan Shenhuo Coal & Power Co. Ltd., Class A	12,600	28,323
*	Henan Yicheng New Energy Co. Ltd., Class A	20,400	13,306
	Henan Yuguang Gold & Lead Co. Ltd., Class A	24,400	20,601
	Hengan International Group Co. Ltd.	111,500	373,447
*	Hengdeli Holdings Ltd.	392,000	7,011
*	Hengyi Petrochemical Co. Ltd., Class A	45,200	44,434
	Hesteel Co. Ltd., Class A	142,500	43,628
	Hexing Electrical Co. Ltd., Class A	8,300	25,761
*	Hi Sun Technology China Ltd.	390,000	25,415
	Hisense Home Appliances Group Co. Ltd., Class H	26,000	71,567
	Homeland Interactive Technology Ltd.	66,000	18,810
*	Hongda Xingye Co. Ltd., Class A	48,800	9,224
*Ω	Honworld Group Ltd.	46,500	2,904
*Ω	Hope Education Group Co. Ltd.	96,000	5,655
*	Hopson Development Holdings Ltd.	206,269	120,777
	Hoyuan Green Energy Co. Ltd., Class A	5,449	27,825
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	9,700	6,978
*	Huafu Fashion Co. Ltd., Class A	18,000	8,811
	Huagong Tech Co. Ltd., Class A	8,700	33,620
	Huaibei Mining Holdings Co. Ltd., Class A	24,400	48,908
	Huapont Life Sciences Co. Ltd., Class A	18,200	12,092
Ω	Huatai Securities Co. Ltd., Class H	71,800	94,001
	Huaxi Securities Co. Ltd., Class A	43,100	46,699
	Huaxin Cement Co. Ltd., Class A	17,600	35,845
	Huaxin Cement Co. Ltd., Class H	35,300	33,664
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,600	22,430
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,200	34,084
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,000	34,921
	Huishang Bank Corp. Ltd., Class H	31,000	9,352
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	30,200
	Hunan Gold Corp. Ltd., Class A	12,392	19,754
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	10,317
	Hunan Zhongke Electric Co. Ltd., Class A	12,100	17,667
*	HUYA, Inc., ADR	16,789	52,550
*	Hytera Communications Corp. Ltd., Class A	29,500	25,395
*	HyUnion Holding Co. Ltd., Class A	23,200	21,594
	IKD Co. Ltd., Class A	4,600	13,396
Ω	IMAX China Holding, Inc.	16,100	14,845
	Infore Environment Technology Group Co. Ltd., Class A	41,500	27,681
Ω	Ingdan, Inc.	64,000	10,199
*	Inkeverse Group Ltd.	144,000	12,919
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	25,000	46,506
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	21,700	27,747
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	57,100	73,106
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	39,700	36,927
	Inspur Digital Enterprise Technology Ltd.	94,000	24,542
	Intco Medical Technology Co. Ltd., Class A	7,680	23,172
#	Intron Technology Holdings Ltd.	67,000	24,338
	IVD Medical Holding Ltd.	28,000	6,481
	Jade Bird Fire Co. Ltd., Class A	4,160	9,171
	JH Educational Technology, Inc.	44,000	5,088
	Jiangling Motors Corp. Ltd., Class A	13,700	30,504
	Jiangsu Azure Corp., Class A	10,600	13,402
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	51,700	51,999
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	10,400	19,250
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	20,627
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	2,800	24,826

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	18,560	$9,311
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,700	19,955
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	9,000	20,810
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	19,580
	Jiangsu Shagang Co. Ltd., Class A	44,600	24,507
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	13,600	16,370
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	32,520	18,708
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	29,600	10,518
	Jiangxi Bank Co. Ltd., Class H	140,500	13,667
	Jiangxi Copper Co. Ltd., Class H	212,000	299,759
	Jiangxi Wannianqing Cement Co. Ltd., Class A	7,700	7,788
	Jiangzhong Pharmaceutical Co. Ltd., Class A	7,000	19,263
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	7,204
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	13,100	28,797
*	Jilin Chemical Fibre, Class A	36,700	15,251
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,400	1,144
#	Jinchuan Group International Resources Co. Ltd.	463,000	28,192
	Jinduicheng Molybdenum Co. Ltd., Class A	14,300	19,629
#*	JinkoSolar Holding Co. Ltd., ADR	7,079	230,705
	Jinmao Property Services Co. Ltd.	5,740	1,561
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	25,200	40,620
	Jinneng Science&Technology Co. Ltd., Class A	7,300	8,222
	Jinyu Bio-Technology Co. Ltd., Class A	10,600	13,552
	Jiuzhitang Co. Ltd., Class A	15,800	22,897
	Jizhong Energy Resources Co. Ltd., Class A	57,400	50,382
	JNBY Design Ltd.	13,000	15,837
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	37,474
	Joinn Laboratories China Co. Ltd., Class A	5,740	21,030
	Joy City Property Ltd.	498,000	15,721
	JSTI Group, Class A	29,400	22,395
	Ju Teng International Holdings Ltd.	256,000	36,794
*	Juneyao Airlines Co. Ltd., Class A	10,400	20,736
*Ω	JW Cayman Therapeutics Co. Ltd.	38,000	10,352
*	JY Grandmark Holdings Ltd.	38,000	5,572
*	Kasen International Holdings Ltd.	181,000	5,833
	Keshun Waterproof Technologies Co. Ltd., Class A	18,700	17,384
	Kingboard Holdings Ltd.	126,500	308,062
	Kingboard Laminates Holdings Ltd.	153,500	143,951
	Kingfa Sci & Tech Co. Ltd., Class A	33,200	34,865
*	Kingsoft Cloud Holdings Ltd.	106,000	33,854
*	Ko Yo Chemical Group Ltd.	252,000	2,680
*	Konka Group Co. Ltd., Class A	13,600	7,865
	KPC Pharmaceuticals, Inc., Class A	18,100	52,825
	Kunlun Energy Co. Ltd.	728,000	606,499
*	Kunlun Tech Co. Ltd., Class A	8,400	36,148
#*	KWG Group Holdings Ltd.	302,000	28,996
*	KWG Living Group Holdings Ltd.	164,500	9,972
*	Lakala Payment Co. Ltd., Class A	14,300	33,896
	Lao Feng Xiang Co. Ltd., Class A	10,600	90,200
	Laobaixing Pharmacy Chain JSC, Class A	5,500	19,085
	Lee & Man Chemical Co. Ltd.	34,000	13,383
	Lee & Man Paper Manufacturing Ltd.	275,000	78,323
	Lee’s Pharmaceutical Holdings Ltd.	36,500	5,685
Ω	Legend Holdings Corp., Class H	111,300	99,245
	Lenovo Group Ltd.	24,000	27,930
*	Leo Group Co. Ltd., Class A	88,700	26,793
	Lepu Medical Technology Beijing Co. Ltd., Class A	9,500	22,371
	LexinFintech Holdings Ltd., ADR	20,341	37,122
	Leyard Optoelectronic Co. Ltd., Class A	20,000	16,774

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lianhe Chemical Technology Co. Ltd., Class A	7,700	$8,197
*	Liao Ning Oxiranchem, Inc., Class A	21,300	20,715
	Liaoning Cheng Da Co. Ltd., Class A	20,200	33,794
	Liaoning Port Co. Ltd., Class H	396,000	32,390
	Lier Chemical Co. Ltd., Class A	11,100	18,297
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	5,700	17,366
	Loncin Motor Co. Ltd., Class A	26,200	19,883
Ω	Longfor Group Holdings Ltd.	366,000	532,808
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	17,929
	Lonking Holdings Ltd.	365,000	56,385
	Luenmei Quantum Co. Ltd., Class A	13,600	10,932
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	16,800	25,105
	Luxi Chemical Group Co. Ltd., Class A	27,800	43,150
*Ω	Luye Pharma Group Ltd.	289,500	140,265
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	18,386
	Maanshan Iron & Steel Co. Ltd., Class H	314,000	51,783
	Maccura Biotechnology Co. Ltd., Class A	6,500	13,977
*Ω	Maoyan Entertainment	70,400	84,595
	Metallurgical Corp. of China Ltd., Class H	506,000	100,338
	M-Grass Ecology & Environment Group Co. Ltd., Class A	36,600	21,133
Ω	Midea Real Estate Holding Ltd.	51,200	35,026
	Min Xin Holdings Ltd.	42,000	15,174
*	Minmetals Land Ltd.	338,000	13,372
	Minth Group Ltd.	140,000	312,512
	MLS Co. Ltd., Class A	26,700	33,871
*	MMG Ltd.	532,000	156,878
	Monalisa Group Co. Ltd., Class A	4,900	10,124
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,500	14,601
	Nanjing Iron & Steel Co. Ltd., Class A	87,500	45,456
*	Nanjing Sample Technology Co. Ltd., Class H	7,000	1,423
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	16,314
	NetDragon Websoft Holdings Ltd.	46,000	81,734
	New China Life Insurance Co. Ltd., Class H	147,900	324,442
	Newland Digital Technology Co. Ltd., Class A	8,500	19,879
	Nexteer Automotive Group Ltd.	158,000	76,167
	Nine Dragons Paper Holdings Ltd.	303,000	172,492
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	21,657
	Ningbo Joyson Electronic Corp., Class A	9,000	23,207
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	20,700	46,215
	Ningbo Yunsheng Co. Ltd., Class A	17,300	16,427
	North Huajin Chemical Industries Co. Ltd., Class A	26,900	21,535
	North Industries Group Red Arrow Co. Ltd., Class A	14,600	28,466
	Northeast Pharmaceutical Group Co. Ltd., Class A	25,900	19,317
	Northeast Securities Co. Ltd., Class A	31,000	31,942
	Offshore Oil Engineering Co. Ltd., Class A	53,041	45,063
	Opple Lighting Co. Ltd., Class A	10,173	27,148
	ORG Technology Co. Ltd., Class A	45,300	27,684
*	Orient Group, Inc., Class A	37,500	11,537
	Orient Overseas International Ltd.	21,500	271,110
Ω	Orient Securities Co. Ltd., Class H	159,600	74,354
*	Oriental Energy Co. Ltd., Class A	28,500	41,006
	Oriental Pearl Group Co. Ltd., Class A	20,700	20,894
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,200	33,396
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	31,400	14,994
	PAX Global Technology Ltd.	118,000	81,450
*	PCI Technology Group Co. Ltd., Class A	29,800	23,322
	PhiChem Corp., Class A	7,800	18,894
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	26,300	35,978
	PNC Process Systems Co. Ltd., Class A	6,000	22,873

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Polaris Bay Group Co. Ltd., Class A	37,000	$49,318
	Poly Property Group Co. Ltd.	389,560	80,177
	Pou Sheng International Holdings Ltd.	480,000	41,071
	Prinx Chengshan Holdings Ltd.	18,000	14,997
	PW Medtech Group Ltd.	123,000	11,767
	Pylon Technologies Co. Ltd., Class A	1,721	26,795
#*	Q Technology Group Co. Ltd.	94,000	47,522
	Qifu Technology, Inc., ADR	20,940	309,703
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	20,181
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	4,500	8,950
	Qingdao Gon Technology Co. Ltd., Class A	3,900	11,219
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	26,146
*	Qingdao Rural Commercial Bank Corp., Class A	58,800	21,787
*	Qingdao Sentury Tire Co. Ltd., Class A	8,600	35,774
*	Qingling Motors Co. Ltd., Class H	156,000	11,182
	Qinhuangdao Port Co. Ltd., Class H	55,000	9,074
#*	Radiance Holdings Group Co. Ltd.	119,000	49,415
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	5,918
Ω	Red Star Macalline Group Corp. Ltd., Class H	104,980	33,134
#*††Ω	Redco Properties Group Ltd.	160,000	20,447
	Renhe Pharmacy Co. Ltd., Class A	38,400	36,269
	Rianlon Corp., Class A	3,400	14,707
	Risen Energy Co. Ltd., Class A	13,000	31,566
*	RiseSun Real Estate Development Co. Ltd., Class A	58,200	15,717
	Riyue Heavy Industry Co. Ltd., Class A	17,000	32,710
*	Roshow Technology Co. Ltd., Class A	17,600	16,186
	Sailun Group Co. Ltd., Class A	33,000	50,670
	Sansteel Minguang Co. Ltd. Fujian, Class A	19,516	12,615
	Sansure Biotech, Inc., Class A	4,502	10,295
	Sealand Securities Co. Ltd., Class A	67,800	33,463
*	Seazen Group Ltd.	522,190	84,746
*	Seazen Holdings Co. Ltd., Class A	28,400	46,117
#	S-Enjoy Service Group Co. Ltd.	43,000	20,668
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	39,450	43,500
	Shandong Bohui Paper Industrial Co. Ltd., Class A	12,200	11,594
*	Shandong Chenming Paper Holdings Ltd., Class H	84,000	24,628
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	11,000	12,801
	Shandong Hi-Speed New Energy Group Ltd.	112,800	36,709
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	19,100	15,225
*	Shandong Humon Smelting Co. Ltd., Class A	15,300	24,338
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	7,000	17,609
	Shandong Pharmaceutical Glass Co. Ltd., Class A	8,800	33,246
	Shandong Publishing & Media Co. Ltd., Class A	31,200	35,212
	Shandong Sun Paper Industry JSC Ltd., Class A	27,619	46,943
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	411,600	382,044
	Shandong Xiantan Co. Ltd., Class A	10,050	9,999
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	20,000	14,492
	Shanghai AJ Group Co. Ltd., Class A	15,600	11,114
	Shanghai Bailian Group Co. Ltd., Class A	25,800	36,107
	Shanghai Construction Group Co. Ltd., Class A	100,139	36,008
	Shanghai Environment Group Co. Ltd., Class A	10,900	14,108
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	81,000	186,904
	Shanghai Industrial Holdings Ltd.	79,000	96,666
	Shanghai Industrial Urban Development Group Ltd.	515,200	22,725
	Shanghai Jahwa United Co. Ltd., Class A	5,900	18,831
	Shanghai Lingang Holdings Corp. Ltd., Class A	22,300	32,706
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	9,700	16,589
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	130,100	189,270
	Shanghai Pudong Construction Co. Ltd., Class A	14,700	13,048

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	23,400	$32,922
	Shanghai Stonehill Technology Co. Ltd., Class A	83,500	31,989
	Shanghai Tunnel Engineering Co. Ltd., Class A	49,700	38,255
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	21,533
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,000	49,746
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,500	54,128
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	15,547
	Shanxi Blue Flame Holding Co. Ltd., Class A	13,300	14,102
	Shanxi Coking Co. Ltd., Class A	32,110	22,212
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	15,800	19,722
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	9,900	25,755
	Shanxi Securities Co. Ltd., Class A	49,010	37,643
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,400	44,580
*	Shanying International Holding Co. Ltd., Class A	57,700	17,279
	Shenghe Resources Holding Co. Ltd., Class A	20,600	30,115
*Ω	Shengjing Bank Co. Ltd., Class H	157,000	37,670
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	79,200	14,697
	Shenzhen Agricultural Products Group Co. Ltd., Class A	18,000	16,138
*	Shenzhen Airport Co. Ltd., Class A	31,600	29,230
	Shenzhen Aisidi Co. Ltd., Class A	23,200	24,658
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	15,859
	Shenzhen Das Intellitech Co. Ltd., Class A	48,400	20,914
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	15,700	24,947
	Shenzhen Gas Corp. Ltd., Class A	36,200	33,571
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	14,794
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	32,000	15,501
	Shenzhen Huaqiang Industry Co. Ltd., Class A	7,000	10,978
	Shenzhen International Holdings Ltd.	232,700	153,378
	Shenzhen Investment Ltd.	548,068	80,558
	Shenzhen Jinjia Group Co. Ltd., Class A	22,900	18,403
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,300	50,103
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	10,900	17,403
	Shenzhen Kinwong Electronic Co. Ltd., Class A	10,500	31,764
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	34,829
	Shenzhen Leaguer Co. Ltd., Class A	24,800	26,199
	Shenzhen MTC Co. Ltd., Class A	72,200	52,908
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	56,000	23,946
	Shenzhen Senior Technology Material Co. Ltd., Class A	8,900	18,696
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	18,900	26,078
	Shenzhen Sunway Communication Co. Ltd., Class A	12,400	44,420
	Shenzhen Tagen Group Co. Ltd., Class A	24,600	17,026
	Shenzhen Topband Co. Ltd., Class A	14,200	18,198
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	24,900	24,313
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	22,812
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	19,332
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	68,200	43,991
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,400	13,367
	Shinva Medical Instrument Co. Ltd., Class A	6,100	20,127
	Shoucheng Holdings Ltd.	412,000	67,480
	Shougang Fushan Resources Group Ltd.	332,790	109,298
*	Shouhang High-Tech Energy Co. Ltd., Class A	25,700	9,534
	Shui On Land Ltd.	764,000	67,349
	Sichuan Development Lomon Co. Ltd., Class A	31,600	30,829
*	Sichuan Haite High-tech Co. Ltd., Class A	15,500	20,286
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	29,668
*	Sichuan Hexie Shuangma Co. Ltd., Class A	13,900	29,032
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,293	27,393
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	22,120
	Sichuan Yahua Industrial Group Co. Ltd., Class A	12,700	24,460

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SIIC Environment Holdings Ltd.	193,000	$27,864
*	Silver Grant International Holdings Group Ltd.	324,000	9,930
	Sino Biopharmaceutical Ltd.	1,653,000	642,156
	Sinochem International Corp., Class A	30,600	20,791
	Sinofert Holdings Ltd.	464,000	52,781
	Sinoma International Engineering Co., Class A	34,800	46,925
	Sinomach Automobile Co. Ltd., Class A	21,400	21,382
	Sinomine Resource Group Co. Ltd., Class A	6,700	34,252
	Sinopec Engineering Group Co. Ltd., Class H	282,500	141,183
	Sinopec Kantons Holdings Ltd.	230,000	90,549
	Sinopharm Group Co. Ltd., Class H	226,000	540,430
	Sino-Platinum Metals Co. Ltd., Class A	10,660	21,242
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	10,109
	Sinotrans Ltd., Class H	393,000	129,164
	Sinotruk Hong Kong Ltd.	114,000	214,719
	Sinotruk Jinan Truck Co. Ltd., Class A	15,860	31,968
	Skyworth Digital Co. Ltd., Class A	15,900	26,235
	Skyworth Group Ltd.	266,434	96,275
Ω	Smoore International Holdings Ltd.	82,000	63,194
	Sobute New Materials Co. Ltd., Class A	3,300	5,324
*	SOHO China Ltd.	381,500	39,502
	Southwest Securities Co. Ltd., Class A	74,800	41,924
	SPIC Industry-Finance Holdings Co. Ltd., Class A	19,500	11,093
*	STO Express Co. Ltd., Class A	22,300	29,147
	Sumavision Technologies Co. Ltd., Class A	19,300	14,710
	Sun Art Retail Group Ltd.	456,000	96,266
#*	Sun King Technology Group Ltd.	290,000	55,315
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,500	31,230
	Suning Universal Co. Ltd., Class A	39,700	14,915
*††Ω	Sunshine 100 China Holdings Ltd.	74,000	548
*	Sunward Intelligent Equipment Co. Ltd., Class A	14,400	11,571
	Sunwoda Electronic Co. Ltd., Class A	20,400	44,930
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	27,032
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	24,461	13,842
	SY Holdings Group Ltd.	77,500	49,695
	Symphony Holdings Ltd.	240,000	26,040
	Tangrenshen Group Co. Ltd., Class A	14,600	13,428
	Tangshan Jidong Cement Co. Ltd., Class A	27,600	26,984
	TangShan Port Group Co. Ltd., Class A	72,600	35,339
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	18,883
	Tasly Pharmaceutical Group Co. Ltd., Class A	12,200	24,697
	Tayho Advanced Materials Group Co. Ltd., Class A	9,600	20,371
	TCL Electronics Holdings Ltd.	176,000	61,217
*	Tencent Music Entertainment Group, ADR	87,413	634,618
	Tian An China Investment Co. Ltd.	123,000	59,500
	Tian Di Science & Technology Co. Ltd., Class A	49,300	34,767
††	Tian Shan Development Holding Ltd.	52,000	2,459
	Tiande Chemical Holdings Ltd.	156,000	28,735
	Tiangong International Co. Ltd.	258,000	75,836
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	21,156
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	20,626
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	5,100	20,805
	Tianjin Port Development Holdings Ltd.	526,000	34,997
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	4,600	10,950
	Tianjin Teda Co. Ltd., Class A	47,200	26,116
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,400	9,963
*	Tianma Microelectronics Co. Ltd., Class A	30,100	40,327
#	Tianneng Power International Ltd.	122,000	110,163
	Tianshan Aluminum Group Co. Ltd., Class A	48,400	42,867

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianshui Huatian Technology Co. Ltd., Class A	22,700	$27,723
#*	Tibet Water Resources Ltd.	477,000	13,402
	Tofflon Science & Technology Group Co. Ltd., Class A	6,300	16,334
	Tomson Group Ltd.	84,250	17,887
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	85,415
*	Tongdao Liepin Group	34,800	25,569
	TongFu Microelectronics Co. Ltd., Class A	9,800	27,514
*	Tongguan Gold Group Ltd.	112,000	6,203
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	14,821
	Tongling Nonferrous Metals Group Co. Ltd., Class A	52,400	22,256
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	20,410
*	Topsec Technologies Group, Inc., Class A	14,700	18,891
	Transfar Zhilian Co. Ltd., Class A	38,900	26,378
	TravelSky Technology Ltd., Class H	67,000	105,842
*	Trigiant Group Ltd.	210,000	8,751
	Truking Technology Ltd., Class A	11,700	18,001
	Truly International Holdings Ltd.	366,000	37,565
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	67,200	20,030
	Unilumin Group Co. Ltd., Class A	12,900	11,303
	Uni-President China Holdings Ltd.	197,000	134,076
	Valiant Co. Ltd., Class A	13,000	30,525
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,300	11,840
#*Ω	Venus MedTech Hangzhou, Inc., Class H	47,000	26,661
	Victory Giant Technology Huizhou Co. Ltd., Class A	11,700	32,558
	Vinda International Holdings Ltd.	48,000	118,619
*	Vipshop Holdings Ltd., ADR	51,685	737,028
*Ω	Viva Biotech Holdings	155,000	25,409
*	Vnet Group, Inc., ADR	17,862	57,426
	Wangneng Environment Co. Ltd., Class A	10,100	20,536
	Wangsu Science & Technology Co. Ltd., Class A	28,600	27,429
	Wanguo International Mining Group Ltd.	78,000	31,137
	Wanxiang Qianchao Co. Ltd., Class A	81,300	57,480
	Wasion Holdings Ltd.	124,000	45,852
	Wasu Media Holding Co. Ltd., Class A	24,500	24,320
	Weibo Corp., Sponsored ADR	8,697	102,885
	Weibo Corp., Class A	1,780	21,003
	Weichai Power Co. Ltd., Class H	121,000	181,115
	Weifu High-Technology Group Co. Ltd., Class A	12,200	26,934
*	Weiqiao Textile Co., Class H	68,500	14,002
	Wellhope Foods Co. Ltd., Class A	18,200	21,931
	West China Cement Ltd.	394,000	35,792
	Western Securities Co. Ltd., Class A	45,760	41,652
	Wharf Holdings Ltd.	121,000	307,031
	Windey Energy Technology Group Co. Ltd., Class A	10,400	15,086
	Winner Medical Co. Ltd., Class A	4,200	23,066
	Wolong Electric Group Co. Ltd., Class A	12,900	19,807
	Wuchan Zhongda Group Co. Ltd., Class A	81,140	50,696
*	Wuhan P&S Information Technology Co. Ltd., Class A	28,300	21,554
	Wuhu Token Science Co. Ltd., Class A	41,900	37,008
	Wuling Motors Holdings Ltd.	110,000	7,469
	Wushang Group Co. Ltd., Class A	19,800	23,354
*	Wuxi Boton Technology Co. Ltd., Class A	4,200	9,222
*	Wuxi Taiji Industry Co. Ltd., Class A	23,200	20,519
	Xiamen Bank Co. Ltd., Class A	24,700	17,901
	Xiamen C & D, Inc., Class A	46,308	61,877
	Xiamen ITG Group Corp. Ltd., Class A	23,400	21,979
	Xiamen Xiangyu Co. Ltd., Class A	24,200	21,213
	Xiangcai Co. Ltd., Class A	17,700	19,697
	Xianhe Co. Ltd., Class A	3,200	7,853

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xilinmen Furniture Co. Ltd., Class A	7,500	$19,686
*	Xinfengming Group Co. Ltd., Class A	26,200	45,117
	Xingda International Holdings Ltd.	191,510	32,343
	Xingfa Aluminium Holdings Ltd.	20,000	16,379
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	52,119
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	15,743
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	34,300	31,396
#*	Xinte Energy Co. Ltd., Class H	64,000	97,257
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	43,665
#	Xinyi Energy Holdings Ltd.	449,535	78,746
	Xinyi Solar Holdings Ltd.	774,000	455,506
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	22,361
	Xuji Electric Co. Ltd., Class A	11,800	27,728
*	Xunlei Ltd., ADR	18,989	26,964
*	Yanchang Petroleum International Ltd.	79,000	4,038
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	20,000	24,128
	Yankuang Energy Group Co. Ltd., Class H	222,000	385,560
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	29,384
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	19,500	49,054
	Yeebo International Holdings Ltd.	46,000	16,516
	Yibin Tianyuan Group Co. Ltd., Class A	14,900	11,202
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	62,542
*	Yifan Pharmaceutical Co. Ltd., Class A	20,200	38,149
	Yintai Gold Co. Ltd., Class A	27,000	49,952
*	Yiren Digital Ltd., Sponsored ADR	15,061	33,285
Ω	Yixin Group Ltd.	320,500	25,414
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	18,894
	Yonfer Agricultural Technology Co. Ltd., Class A	22,900	36,346
	YongXing Special Materials Technology Co. Ltd., Class A	7,000	47,874
	Yuexiu Property Co. Ltd.	243,600	253,382
	Yunda Holding Co. Ltd., Class A	27,100	33,777
	Yunnan Copper Co. Ltd., Class A	22,400	33,774
	Yunnan Tin Co. Ltd., Class A	17,600	33,997
	Yutong Bus Co. Ltd., Class A	13,000	24,237
	ZBOM Home Collection Co. Ltd., Class A	7,700	20,457
	Zhaojin Mining Industry Co. Ltd., Class H	30,500	37,812
	Zhefu Holding Group Co. Ltd., Class A	85,000	42,984
*	Zhejiang Century Huatong Group Co. Ltd., Class A	45,600	36,572
	Zhejiang China Commodities City Group Co. Ltd., Class A	25,800	27,450
	Zhejiang Communications Technology Co. Ltd., Class A	16,520	8,641
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	47,300	33,873
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	32,815
	Zhejiang Hailiang Co. Ltd., Class A	21,600	31,870
	Zhejiang Hangmin Co. Ltd., Class A	13,700	15,903
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	17,245
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	42,131
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	16,763
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,000	13,662
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	42,061
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	10,492	29,122
	Zhejiang Juhua Co. Ltd., Class A	7,800	16,148
	Zhejiang Medicine Co. Ltd., Class A	8,405	12,460
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,100	20,329
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	25,480	12,820
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	1,437	7,723
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,300	16,045
	Zhejiang Runtu Co. Ltd., Class A	10,300	9,409
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	28,116
	Zhejiang Southeast Space Frame Co. Ltd., Class A	35,400	27,790

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	4,900	$15,296
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	21,700	15,080
*	Zhejiang Wanliyang Co. Ltd., Class A	17,900	19,387
	Zhejiang Wanma Co. Ltd., Class A	25,300	36,401
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	22,206
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	17,300	23,127
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,300	31,953
	Zhende Medical Co. Ltd., Class A	3,900	13,735
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	32,268
	Zhongji Innolight Co. Ltd., Class A	3,900	46,983
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	22,924
	Zhongsheng Group Holdings Ltd.	131,500	303,672
*††	Zhongtian Financial Group Co. Ltd., Class A	95,600	3,919
*Ω	Zhongyuan Bank Co. Ltd., Class H	501,000	21,737
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	194,000	64,015
#*	Zhuguang Holdings Group Co. Ltd.	252,000	13,032
	Zhuhai Huafa Properties Co. Ltd., Class A	22,848	26,217
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	82,900	267,549
	Zhuzhou Kibing Group Co. Ltd., Class A	31,600	34,471
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	130,074

TOTAL CHINA			46,672,873

COLOMBIA — (0.0%)
	Almacenes Exito SA, BDR	18,245	63,148
	Cementos Argos SA	3,816	4,391
	Grupo Argos SA	21,365	46,301

TOTAL COLOMBIA			113,840

GREECE — (0.6%)
*	Alpha Services & Holdings SA	236,509	354,038
	Autohellas Tourist & Trading SA	1,238	16,680
	Bank of Greece	2,693	39,058
*	Ellaktor SA	5,435	10,714
	ElvalHalcor SA	8,527	15,075
	GEK Terna Holding Real Estate Construction SA	3,525	49,267
	Helleniq Energy Holdings SA	8,289	60,859
	JUMBO SA	4,180	109,978
*	LAMDA Development SA	9,148	58,896
	Motor Oil Hellas Corinth Refineries SA	8,499	202,426
*	Piraeus Financial Holdings SA	61,528	182,377
	Piraeus Port Authority SA	1,053	23,504
	Sarantis SA	2,981	24,766
	Thrace Plastics Holding & Co	2,454	10,309
	Titan Cement International SA	5,440	101,883

TOTAL GREECE			1,259,830

HONG KONG — (0.0%)
*	Sinic Holdings Group Co. Ltd.	28,000	0

INDIA — (21.3%)
	360 ONE WAM Ltd.	19,720	124,414
	63 Moons Technologies Ltd.	3,396	10,711
	Aarti Drugs Ltd.	7,988	44,952
	Aarti Industries Ltd.	15,397	83,965
*	Aarti Pharmalabs Ltd.	3,849	17,837
*	Aavas Financiers Ltd.	3,778	64,104
	ACC Ltd.	11,413	258,671
	Action Construction Equipment Ltd.	8,035	81,018

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	ADF Foods Ltd.	11,510	$33,044
*	Aditya Birla Capital Ltd.	73,935	153,041
	Advanced Enzyme Technologies Ltd.	4,364	16,243
	Aegis Logistics Ltd.	20,735	72,865
	AGI Greenpac Ltd.	3,184	33,852
	Agro Tech Foods Ltd.	1,967	18,113
	Ahluwalia Contracts India Ltd.	2,928	23,944
	AIA Engineering Ltd.	5,612	237,616
	Ajanta Pharma Ltd.	5,412	114,721
	Alembic Ltd.	6,876	6,698
	Alembic Pharmaceuticals Ltd.	8,442	72,316
	Alkem Laboratories Ltd.	3,992	178,441
	Allcargo Logistics Ltd.	7,469	22,974
	Allcargo Terminals Ltd.	7,469	3,463
	Amara Raja Energy & Mobility Ltd.	13,772	101,043
*	Amber Enterprises India Ltd.	1,493	52,528
	Ambika Cotton Mills Ltd.	569	10,361
	Anant Raj Ltd.	16,935	49,320
	Andhra Paper Ltd.	1,716	11,297
	Andhra Sugars Ltd.	8,815	11,266
	Apar Industries Ltd.	3,450	214,487
	APL Apollo Tubes Ltd.	2,617	49,323
	Apollo Pipes Ltd.	1,969	15,602
	Apollo Tyres Ltd.	58,316	267,404
	Arvind Fashions Ltd.	2,551	9,815
	Arvind Ltd.	22,037	51,663
	Asahi India Glass Ltd.	4,547	30,387
	Ashiana Housing Ltd.	6,134	16,000
	Ashok Leyland Ltd.	165,313	333,399
*	Ashoka Buildcon Ltd.	22,830	35,539
*Ω	Aster DM Healthcare Ltd.	20,067	79,413
	Astra Microwave Products Ltd.	12,431	69,280
	Atul Ltd.	1,239	93,241
Ω	AU Small Finance Bank Ltd.	22,943	184,579
	Aurobindo Pharma Ltd.	42,291	431,245
	Automotive Axles Ltd.	879	24,133
	Avadh Sugar & Energy Ltd.	1,253	11,430
	Avanti Feeds Ltd.	6,008	29,063
	Bajaj Consumer Care Ltd.	16,837	46,979
*	Bajaj Hindusthan Sugar Ltd.	120,090	38,393
	Bajaj Holdings & Investment Ltd.	4,186	347,431
	Balaji Amines Ltd.	397	9,747
	Balkrishna Industries Ltd.	11,063	339,402
	Balmer Lawrie & Co. Ltd.	10,274	16,565
	Balrampur Chini Mills Ltd.	24,145	119,819
Ω	Bandhan Bank Ltd.	90,354	232,605
	Bank of Baroda	168,571	397,071
	Bank of India	87,859	100,988
	Bank of Maharashtra	86,887	43,579
	Bannari Amman Sugars Ltd.	715	22,331
	BASF India Ltd.	1,446	43,780
	BEML Ltd.	2,896	70,332
	Bhansali Engineering Polymers Ltd.	32,989	34,563
	Bharat Bijlee Ltd.	517	23,303
	Bharat Dynamics Ltd.	3,645	42,632
	Bharat Electronics Ltd.	428,979	688,553
	Bharat Forge Ltd.	37,274	458,410
	Bharat Heavy Electricals Ltd.	154,815	224,691
	Bharat Rasayan Ltd.	47	4,963

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Biocon Ltd.	6,843	$18,079
	Birla Corp. Ltd.	5,943	90,610
	Birlasoft Ltd.	27,719	182,271
	Bombay Burmah Trading Co.	3,632	58,814
*	Borosil Ltd.	2,132	9,925
	Bosch Ltd.	925	216,722
	Brigade Enterprises Ltd.	17,911	132,003
	Brightcom Group Ltd.	196,745	39,792
	BSE Ltd.	10,806	243,086
*	Camlin Fine Sciences Ltd.	4,534	7,838
	Can Fin Homes Ltd.	12,656	116,289
	Canara Bank	71,759	330,794
*	Capacit’e Infraprojects Ltd.	12,960	32,708
	Caplin Point Laboratories Ltd.	4,054	49,900
	Carborundum Universal Ltd.	4,677	59,722
	Care Ratings Ltd.	2,317	25,346
*	Cartrade Tech Ltd.	2,827	22,869
	CCL Products India Ltd.	7,811	55,463
	Ceat Ltd.	5,123	129,486
	Century Enka Ltd.	2,942	15,989
	Century Plyboards India Ltd.	2,114	15,817
	Century Textiles & Industries Ltd.	8,265	107,698
	Cera Sanitaryware Ltd.	209	21,339
	Chambal Fertilisers & Chemicals Ltd.	30,634	106,175
	Cholamandalam Financial Holdings Ltd.	15,121	205,711
	Cholamandalam Investment & Finance Co. Ltd.	53,537	733,874
	CIE Automotive India Ltd.	20,010	110,811
	Cigniti Technologies Ltd.	1,547	19,219
	Cipla Ltd.	57,388	829,392
	City Union Bank Ltd.	72,177	119,939
Ω	Cochin Shipyard Ltd.	9,606	109,584
	Container Corp. of India Ltd.	40,331	333,529
	Coromandel International Ltd.	17,834	223,413
	Cosmo First Ltd.	2,466	18,870
*	CreditAccess Grameen Ltd.	7,682	145,424
*	CSB Bank Ltd.	13,783	54,799
	Cummins India Ltd.	5,558	112,248
	Cyient Ltd.	10,301	196,333
*	D B Realty Ltd.	14,432	29,684
	Dalmia Bharat Ltd.	13,110	331,532
	Dalmia Bharat Sugar & Industries Ltd.	1,619	8,731
	DB Corp. Ltd.	6,805	24,495
	DCB Bank Ltd.	57,328	79,091
	DCM Shriram Ltd.	5,586	62,113
	DCW Ltd.	20,413	13,108
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	62,414
	Delta Corp. Ltd.	17,415	26,737
*	DEN Networks Ltd.	17,185	9,584
	Dhampur Bio Organics Ltd.	5,029	9,518
	Dhampur Sugar Mills Ltd.	5,029	16,018
*	Dhani Services Ltd.	45,884	21,131
	Dhanuka Agritech Ltd.	1,649	15,701
Ω	Dilip Buildcon Ltd.	2,926	10,738
*	Dish TV India Ltd.	232,134	47,334
*	Dishman Carbogen Amcis Ltd.	4,884	8,320
#	Dr Reddy’s Laboratories Ltd., ADR	11,181	728,219
	Dwarikesh Sugar Industries Ltd.	25,698	27,762
	Dynamatic Technologies Ltd.	483	23,221
	eClerx Services Ltd.	3,173	74,043

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Edelweiss Financial Services Ltd.	91,879	$68,547
	EID Parry India Ltd.	13,557	75,043
	EIH Ltd.	31,373	84,306
	Electrosteel Castings Ltd.	67,971	69,649
Ω	Endurance Technologies Ltd.	4,098	78,859
	Engineers India Ltd.	54,368	80,394
	Epigral Ltd.	2,451	26,491
	EPL Ltd.	16,493	35,954
Ω	Equitas Small Finance Bank Ltd.	64,024	71,063
*Ω	Eris Lifesciences Ltd.	5,181	53,492
	Escorts Kubota Ltd.	7,272	274,327
	Everest Industries Ltd.	632	8,973
	Exide Industries Ltd.	61,622	189,252
*	FDC Ltd.	8,552	37,029
	Federal Bank Ltd.	292,380	493,975
	FIEM Industries Ltd.	1,275	26,879
*	Fino Payments Bank Ltd.	2,776	9,899
	Finolex Cables Ltd.	10,965	118,096
	Finolex Industries Ltd.	45,245	103,790
	Firstsource Solutions Ltd.	40,640	76,105
	Force Motors Ltd.	534	21,812
	Fortis Healthcare Ltd.	67,232	260,848
	Gabriel India Ltd.	14,644	59,069
	GAIL India Ltd.	419,667	604,331
	Galaxy Surfactants Ltd.	901	29,433
	Ganesh Housing Corp. Ltd.	2,074	9,394
	Garden Reach Shipbuilders & Engineers Ltd.	1,665	14,812
	Gateway Distriparks Ltd.	29,308	30,850
*	Gati Ltd.	4,650	8,037
Ω	General Insurance Corp. of India	5,475	15,007
	Genus Power Infrastructures Ltd.	30,175	89,193
	GHCL Ltd.	12,047	84,240
*	GHCL Textiles Ltd.	12,047	10,872
	GIC Housing Finance Ltd.	4,685	11,153
	Glenmark Pharmaceuticals Ltd.	25,269	227,877
	Godawari Power & Ispat Ltd.	4,780	35,459
	Godfrey Phillips India Ltd.	2,269	61,905
Ω	Godrej Agrovet Ltd.	5,663	31,662
*	Godrej Industries Ltd.	12,487	93,858
	Goodyear India Ltd.	858	13,292
	Granules India Ltd.	23,190	90,742
	Graphite India Ltd.	13,925	77,715
	Grauer & Weil India Ltd.	6,586	9,356
	Great Eastern Shipping Co. Ltd.	17,366	166,277
	Greaves Cotton Ltd.	10,604	16,049
	Greenlam Industries Ltd.	1,255	7,280
	Greenpanel Industries Ltd.	5,047	21,428
	Greenply Industries Ltd.	3,563	6,921
	Gujarat Alkalies & Chemicals Ltd.	4,036	34,722
	Gujarat Ambuja Exports Ltd.	11,275	44,293
	Gujarat Fluorochemicals Ltd.	2,313	77,011
	Gujarat Mineral Development Corp. Ltd.	17,056	73,071
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,135	100,609
	Gujarat Pipavav Port Ltd.	41,924	61,195
	Gujarat State Fertilizers & Chemicals Ltd.	27,487	66,275
	Gujarat State Petronet Ltd.	48,339	155,080
	Gulf Oil Lubricants India Ltd.	1,818	13,653
*	Hathway Cable & Datacom Ltd.	78,059	16,975
	HBL Power Systems Ltd.	13,146	46,419

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	HealthCare Global Enterprises Ltd.	7,253	$32,355
	HEG Ltd.	2,638	51,700
	HeidelbergCement India Ltd.	9,938	22,511
	Heritage Foods Ltd.	14,892	39,919
	Hero MotoCorp Ltd.	16,291	605,263
	HFCL Ltd.	136,955	107,146
	HG Infra Engineering Ltd.	2,995	32,306
	Hikal Ltd.	4,944	16,332
	HIL Ltd.	799	26,715
	Himadri Speciality Chemical Ltd.	40,762	117,105
	Hinduja Global Solutions Ltd.	1,427	16,029
	Hindustan Aeronautics Ltd.	11,270	246,905
	Hindustan Copper Ltd.	7,628	13,063
	Honda India Power Products Ltd.	495	17,150
	Huhtamaki India Ltd.	3,724	12,611
	I G Petrochemicals Ltd.	3,372	19,670
Ω	ICICI Lombard General Insurance Co. Ltd.	11,148	184,708
	ICRA Ltd.	640	42,226
*	IDFC First Bank Ltd.	515,636	513,034
	IDFC Ltd.	201,826	278,211
*	IFB Industries Ltd.	799	8,443
	Igarashi Motors India Ltd.	1,388	9,817
	IIFL Finance Ltd.	28,190	210,213
	IIFL Securities Ltd.	10,171	12,306
*	India Cements Ltd.	29,087	72,927
	India Glycols Ltd.	2,660	21,416
	Indiabulls Housing Finance Ltd.	52,146	101,354
*	Indiabulls Real Estate Ltd.	69,019	60,462
	Indian Bank	44,284	222,945
	Indian Hotels Co. Ltd.	19,974	92,115
*	Indian Overseas Bank	75,488	35,752
	Indian Railway Catering & Tourism Corp. Ltd.	3,465	27,712
Ω	Indian Railway Finance Corp. Ltd.	266,415	232,484
	Indo Count Industries Ltd.	9,730	33,167
	Indoco Remedies Ltd.	2,313	8,835
*	Indus Towers Ltd.	101,383	210,408
	Infibeam Avenues Ltd.	109,480	25,013
	Info Edge India Ltd.	8,600	423,673
*	Inox Wind Ltd.	5,553	14,443
	Insecticides India Ltd.	1,495	9,222
	Intellect Design Arena Ltd.	7,781	63,740
	IOL Chemicals & Pharmaceuticals Ltd.	4,566	23,095
	Ipca Laboratories Ltd.	18,528	219,380
Ω	IRCON International Ltd.	21,987	36,633
	ISGEC Heavy Engineering Ltd.	2,819	22,804
	ITD Cementation India Ltd.	21,907	52,172
*	ITI Ltd.	7,263	23,490
	J Kumar Infraprojects Ltd.	8,134	39,509
*	Jagran Prakashan Ltd.	20,306	24,370
	Jai Corp. Ltd.	16,491	59,926
	Jammu & Kashmir Bank Ltd.	45,969	58,867
	Jamna Auto Industries Ltd.	19,947	25,854
	JB Chemicals & Pharmaceuticals Ltd.	2,198	36,851
	Jindal Poly Films Ltd.	3,096	23,332
	Jindal Saw Ltd.	36,624	195,702
	Jindal Stainless Ltd.	54,083	288,490
	Jindal Steel & Power Ltd.	67,480	513,804
	JK Cement Ltd.	5,213	196,732
	JK Lakshmi Cement Ltd.	9,249	76,363

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JK Paper Ltd.	13,452	$61,687
	JK Tyre & Industries Ltd.	16,774	61,396
	JM Financial Ltd.	85,680	84,425
	JSW Energy Ltd.	106,314	491,874
	JTEKT India Ltd.	11,048	18,450
	Jubilant Ingrevia Ltd.	16,322	82,338
	Jubilant Pharmova Ltd.	12,752	57,371
*	Just Dial Ltd.	2,955	26,010
	Jyothy Labs Ltd.	29,185	126,875
	Kalpataru Projects International Ltd.	11,248	89,074
	Kalyani Steels Ltd.	5,570	30,643
	Kansai Nerolac Paints Ltd.	13,016	49,244
	Karnataka Bank Ltd.	66,443	183,286
	Karur Vysya Bank Ltd.	70,147	120,886
*	Kaveri Seed Co. Ltd.	2,664	19,851
	KCP Ltd.	12,677	19,923
	KEC International Ltd.	15,776	119,598
	KEI Industries Ltd.	6,721	193,652
	Kennametal India Ltd.	656	19,586
*	Kesoram Industries Ltd.	43,543	41,572
	Kewal Kiran Clothing Ltd.	1,817	16,580
	Kirloskar Brothers Ltd.	5,543	59,822
	Kirloskar Ferrous Industries Ltd.	6,216	35,340
	Kirloskar Oil Engines Ltd.	9,660	63,642
	KNR Constructions Ltd.	15,834	49,953
	Kolte-Patil Developers Ltd.	6,966	40,065
	Kovai Medical Center & Hospital	977	29,904
	KPIT Technologies Ltd.	15,845	233,223
	KPR Mill Ltd.	9,278	89,478
	KRBL Ltd.	9,467	40,961
	Krsnaa Diagnostics Ltd.	1,854	15,616
	KSB Ltd.	2,564	93,494
	L&T Finance Holdings Ltd.	125,185	199,705
	LA Opala RG Ltd.	3,233	16,394
	Lakshmi Machine Works Ltd.	280	44,433
Ω	Laurus Labs Ltd.	46,033	200,191
	LG Balakrishnan & Bros Ltd.	4,876	62,464
	LIC Housing Finance Ltd.	52,307	288,508
	Linde India Ltd.	771	55,407
	LT Foods Ltd.	25,353	50,116
	Lumax Auto Technologies Ltd.	4,144	17,471
	Lumax Industries Ltd.	360	9,254
	Lupin Ltd.	28,548	385,963
	LUX Industries Ltd.	482	7,858
	Maharashtra Scooters Ltd.	720	65,124
	Maharashtra Seamless Ltd.	9,160	78,934
	Mahindra & Mahindra Financial Services Ltd.	91,866	271,311
	Mahindra Lifespace Developers Ltd.	12,243	72,243
Ω	Mahindra Logistics Ltd.	2,332	9,794
	Maithan Alloys Ltd.	646	8,049
	Man Industries India Ltd.	4,449	12,053
	Man Infraconstruction Ltd.	20,147	36,352
	Manappuram Finance Ltd.	86,581	142,488
	Marksans Pharma Ltd.	51,545	65,478
Ω	MAS Financial Services Ltd.	2,939	31,329
	Mastek Ltd.	2,018	53,559
	Mayur Uniquoters Ltd.	2,174	13,615
	Mazagon Dock Shipbuilders Ltd.	3,955	93,553
	Meghmani Organics Ltd.	26,079	23,051

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Minda Corp. Ltd.	8,248	$31,998
Ω	Mishra Dhatu Nigam Ltd.	11,441	54,272
	MM Forgings Ltd.	1,219	12,670
	MOIL Ltd.	10,893	30,484
	Monte Carlo Fashions Ltd.	1,697	15,598
*	Morepen Laboratories Ltd.	76,735	30,890
	Motherson Sumi Wiring India Ltd.	169,443	122,171
	Motilal Oswal Financial Services Ltd.	5,968	74,619
	Mphasis Ltd.	9,515	242,760
	MRF Ltd.	327	426,256
	Mrs Bectors Food Specialities Ltd.	2,548	34,442
	Multi Commodity Exchange of India Ltd.	986	27,676
	Muthoot Finance Ltd.	17,422	273,576
	Natco Pharma Ltd.	11,479	110,064
	National Aluminium Co. Ltd.	131,702	146,538
	Nava Ltd.	19,142	95,022
	Navneet Education Ltd.	13,812	25,216
	NBCC India Ltd.	92,842	73,727
	NCC Ltd.	75,278	130,918
	NESCO Ltd.	3,096	24,051
	Neuland Laboratories Ltd.	1,011	46,980
	NIIT Learning Systems Ltd.	11,898	55,811
*	NIIT Ltd.	11,898	18,270
	Nilkamal Ltd.	1,015	29,177
Ω	Nippon Life India Asset Management Ltd.	18,020	84,665
	NMDC Ltd.	106,188	196,732
*††	NMDC Steel Ltd.	99,766	48,202
	NOCIL Ltd.	20,106	53,303
	NRB Bearings Ltd.	5,264	16,394
	Nucleus Software Exports Ltd.	803	14,903
	Nuvama Wealth Management Ltd.	1,020	35,822
	Oberoi Realty Ltd.	18,904	257,961
*	OnMobile Global Ltd.	7,752	10,168
	Oracle Financial Services Software Ltd.	3,395	157,969
	Orient Cement Ltd.	21,919	52,393
	Oriental Carbon & Chemicals Ltd.	1,456	13,104
	Oriental Hotels Ltd.	9,781	11,356
	Paisalo Digital Ltd.	37,330	34,468
	Panama Petrochem Ltd.	4,921	18,945
	Patanjali Foods Ltd.	663	10,935
*	Patel Engineering Ltd.	53,331	30,971
*	PC Jeweller Ltd.	55,461	19,595
	PCBL Ltd.	24,419	58,376
	Persistent Systems Ltd.	508	37,565
	Petronet LNG Ltd.	133,201	318,318
	Phoenix Mills Ltd.	13,797	301,801
	Piramal Enterprises Ltd.	17,803	208,590
*	Piramal Pharma Ltd.	63,957	79,879
*Ω	PNB Housing Finance Ltd.	14,588	129,305
	PNC Infratech Ltd.	9,087	36,155
	Polyplex Corp. Ltd.	2,859	35,099
	Poonawalla Fincorp Ltd.	25,761	109,163
	Power Finance Corp. Ltd.	221,346	656,446
	Power Mech Projects Ltd.	608	26,154
	Praj Industries Ltd.	6,095	39,243
*	Prakash Industries Ltd.	12,834	24,530
Ω	Prataap Snacks Ltd.	1,973	19,530
	Prestige Estates Projects Ltd.	21,865	200,449
*	Pricol Ltd.	18,565	78,971

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Prince Pipes & Fittings Ltd.	1,426	$10,839
*	Prism Johnson Ltd.	45,272	75,500
	Privi Speciality Chemicals Ltd.	741	10,935
	PSP Projects Ltd.	1,063	9,619
	PTC India Financial Services Ltd.	31,087	10,667
	PTC India Ltd.	49,707	83,836
	Punjab National Bank	305,158	267,294
	Puravankara Ltd.	7,743	13,010
Ω	Quess Corp. Ltd.	11,307	57,045
	Radico Khaitan Ltd.	2,124	31,115
	Rain Industries Ltd.	35,316	65,301
	Rajesh Exports Ltd.	12,110	65,678
	Rallis India Ltd.	10,770	28,099
	Ramco Cements Ltd.	16,711	199,375
	Ramco Industries Ltd.	6,510	16,733
*	Ramco Systems Ltd.	2,857	8,850
	Ramkrishna Forgings Ltd.	10,185	78,727
	Rane Holdings Ltd.	1,439	20,749
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	34,850
	Ratnamani Metals & Tubes Ltd.	4,182	138,541
	Raymond Ltd.	6,223	131,596
Ω	RBL Bank Ltd.	76,650	203,546
	REC Ltd.	223,482	773,003
	Redington Ltd.	94,584	161,877
*	Redtape Ltd.	3,030	18,562
*	Reliance Power Ltd.	456,424	93,791
	Repco Home Finance Ltd.	8,101	40,121
	Responsive Industries Ltd.	4,608	17,275
	Rhi Magnesita India Ltd.	3,748	30,990
	RITES Ltd.	7,490	40,952
	Rossari Biotech Ltd.	1,951	17,330
	Route Mobile Ltd.	81	1,510
	RSWM Ltd.	4,312	9,227
	Rupa & Co. Ltd.	2,488	7,482
	Sagar Cements Ltd.	4,388	12,949
	Samvardhana Motherson International Ltd.	252,967	279,384
	Sanghvi Movers Ltd.	2,032	17,933
	Sarda Energy & Minerals Ltd.	14,770	35,888
	Sasken Technologies Ltd.	747	10,315
*	Satin Creditcare Network Ltd.	4,026	11,730
	Savita Oil Technologies Ltd.	2,310	10,065
	Schaeffler India Ltd.	1,991	67,386
	Seshasayee Paper & Boards Ltd.	5,576	23,209
Ω	SH Kelkar & Co. Ltd.	5,846	10,085
	Shakti Pumps India Ltd.	935	11,621
	Sharda Cropchem Ltd.	3,090	15,105
*	Shilpa Medicare Ltd.	6,393	27,211
	Shipping Corp. of India Ltd.	25,479	42,656
	Shipping Corp. of India Ltd.	25,479	3,103
	Shree Cement Ltd.	56	17,313
	Shriram Finance Ltd.	42,671	965,745
*	SIS Ltd.	3,744	18,527
	Siyaram Silk Mills Ltd.	3,403	21,681
	SJS Enterprises Ltd.	1,210	9,813
	Sobha Ltd.	8,336	71,588
	Solar Industries India Ltd.	756	49,709
*	Solara Active Pharma Sciences Ltd.	2,319	8,502
	Somany Ceramics Ltd.	2,104	16,795
	South Indian Bank Ltd.	422,529	122,834

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Spandana Sphoorty Financial Ltd.	3,573	$38,182
	SRF Ltd.	58	1,524
*	Star Cement Ltd.	15,455	29,342
	Steel Authority of India Ltd.	206,149	207,836
	Sterlite Technologies Ltd.	22,270	37,193
	Strides Pharma Science Ltd.	13,715	78,769
	Styrenix Performance Materials Ltd.	507	8,436
	Subros Ltd.	4,472	19,783
	Sudarshan Chemical Industries Ltd.	2,581	14,692
	Sun TV Network Ltd.	15,404	117,149
	Sundaram Finance Ltd.	9,828	376,514
*	Sunflag Iron & Steel Co. Ltd.	4,493	9,226
	Sunteck Realty Ltd.	7,768	40,417
	Suprajit Engineering Ltd.	9,703	42,442
	Supreme Petrochem Ltd.	7,201	49,636
	Surya Roshni Ltd.	7,362	50,732
	Tamil Nadu Newsprint & Papers Ltd.	11,562	38,665
*	TARC Ltd.	9,361	11,519
	Tata Chemicals Ltd.	25,676	295,555
	Tata Coffee Ltd.	15,113	47,845
	Tata Consumer Products Ltd.	79,524	860,033
	Tata Motors Ltd.	8,782	66,420
	Tata Steel Ltd.	29,727	42,474
*Ω	TCNS Clothing Co. Ltd.	1,457	6,202
	TD Power Systems Ltd.	6,975	20,342
*	TeamLease Services Ltd.	717	20,072
	Techno Electric & Engineering Co. Ltd.	10,979	65,842
	Texmaco Rail & Engineering Ltd.	50,683	74,434
	Thermax Ltd.	1,054	35,788
	Thirumalai Chemicals Ltd.	15,759	37,625
	Thomas Cook India Ltd.	26,493	43,225
	Tide Water Oil Co. India Ltd.	415	5,769
	Time Technoplast Ltd.	25,514	48,896
	Tinplate Co. of India Ltd.	7,848	35,397
	Titagarh Rail System Ltd.	11,859	108,478
	Tourism Finance Corp. of India Ltd.	8,527	10,570
*	TransIndia Real Estate Ltd.	7,469	3,503
	Transport Corp. of India Ltd.	4,427	43,670
	Trident Ltd.	147,551	61,676
	Triveni Engineering & Industries Ltd.	10,691	45,804
*	Triveni Turbine Ltd.	8,371	36,186
	TTK Prestige Ltd.	2,415	23,148
	TV Today Network Ltd.	2,698	6,902
*	TV18 Broadcast Ltd.	68,802	34,151
	TVS Holdings Ltd.	898	58,324
	TVS Holdings Pvt Ltd.	898	11,015
	TVS Srichakra Ltd.	777	35,977
	Uflex Ltd.	6,902	35,167
*	Ugro Capital Ltd.	11,318	39,407
Ω	Ujjivan Small Finance Bank Ltd.	84,580	53,218
*	Unichem Laboratories Ltd.	3,734	19,506
	Union Bank of India Ltd.	178,021	216,600
	UPL Ltd.	78,979	512,902
	Usha Martin Ltd.	30,875	109,635
	UTI Asset Management Co. Ltd.	6,565	59,157
*	VA Tech Wabag Ltd.	5,913	34,188
	Vaibhav Global Ltd.	6,445	32,413
	Vakrangee Ltd.	84,583	17,975
	Vardhman Textiles Ltd.	16,925	75,213

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*Ω	Varroc Engineering Ltd.	5,366	$29,754
	Venky’s India Ltd.	752	17,702
	Vesuvius India Ltd.	1,292	55,629
	Vindhya Telelinks Ltd.	1,897	55,965
	VL E-Governance & IT Solutions Ltd.	8,458	3,032
*	Vodafone Idea Ltd.	1,094,486	155,813
	Voltamp Transformers Ltd.	496	28,565
	Voltas Ltd.	14,875	149,418
	VRL Logistics Ltd.	2,989	23,850
	VST Industries Ltd.	716	27,542
	VST Tillers Tractors Ltd.	516	21,754
	Welspun Corp. Ltd.	18,515	94,560
	Welspun Enterprises Ltd.	13,957	44,020
	Welspun India Ltd.	45,522	82,349
	West Coast Paper Mills Ltd.	7,697	67,848
	Whirlpool of India Ltd.	595	11,673
*	Wockhardt Ltd.	8,985	24,462
	Wonderla Holidays Ltd.	2,231	22,945
*	Yes Bank Ltd.	1,435,056	275,899
*	Zee Entertainment Enterprises Ltd.	151,424	469,743
	Zensar Technologies Ltd.	15,635	92,051
*	Zomato Ltd.	56,996	71,850
	Zydus Lifesciences Ltd.	38,491	266,314
	Zydus Wellnes Ltd.	2,934	54,172

TOTAL INDIA			46,987,416

INDONESIA — (2.0%)
	ABM Investama Tbk. PT	44,200	10,621
	Ace Hardware Indonesia Tbk. PT	1,061,800	53,464
	Adaro Energy Indonesia Tbk. PT	2,443,600	394,273
*	Adhi Karya Persero Tbk. PT	366,900	9,288
	AKR Corporindo Tbk. PT	236,300	22,173
*	Alam Sutera Realty Tbk. PT	2,601,900	27,181
	Aneka Tambang Tbk. PT	774,700	83,004
	Astra Agro Lestari Tbk. PT	90,200	40,008
	Astra Otoparts Tbk. PT	103,700	18,021
	Bank BTPN Syariah Tbk. PT	369,400	36,617
*	Bank China Construction Bank Indonesia Tbk. PT	2,218,500	10,895
*	Bank Mayapada International Tbk. PT	1,453,400	41,925
	Bank Maybank Indonesia Tbk. PT	2,806,500	43,826
*	Bank MNC Internasional Tbk. PT	3,182,200	12,817
*	Bank Neo Commerce Tbk. PT	650,800	9,196
	Bank OCBC Nisp Tbk. PT	547,400	38,259
*	Bank Pan Indonesia Tbk. PT	629,400	45,007
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	533,749	38,146
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	719,200	27,399
	Bank Syariah Indonesia Tbk. PT	1,671,313	157,913
	Bank Tabungan Negara Persero Tbk. PT	967,965	74,676
	BFI Finance Indonesia Tbk. PT	280,500	18,101
	BISI International Tbk. PT	273,900	26,908
	Blue Bird Tbk. PT	104,800	13,066
*	Buana Lintas Lautan Tbk. PT	988,600	4,727
*	Bukalapak.com Tbk. PT	9,186,300	121,622
	Bukit Asam Tbk. PT	564,200	88,070
*	Bumi Resources Minerals Tbk. PT	5,812,600	70,955
*	Bumi Serpong Damai Tbk. PT	1,015,200	64,204
	Catur Sentosa Adiprana Tbk. PT	229,400	8,100
	Ciputra Development Tbk. PT	1,788,800	124,824
	Dayamitra Telekomunikasi PT	1,889,400	73,708

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Delta Dunia Makmur Tbk. PT	1,421,800	$30,971
	Dharma Satya Nusantara Tbk. PT	248,300	8,913
	Elang Mahkota Teknologi Tbk. PT	3,924,100	123,636
	Elnusa Tbk. PT	809,300	22,034
	Erajaya Swasembada Tbk. PT	1,317,000	33,171
*	Gajah Tunggal Tbk. PT	227,100	12,576
	Gudang Garam Tbk. PT	80,000	117,256
	Harum Energy Tbk. PT	293,100	29,816
	Indah Kiat Pulp & Paper Tbk. PT	443,300	267,932
	Indika Energy Tbk. PT	390,600	44,639
	Indo Tambangraya Megah Tbk. PT	58,000	96,874
	Indocement Tunggal Prakarsa Tbk. PT	68,200	39,840
	Indofood Sukses Makmur Tbk. PT	686,600	287,448
	Indomobil Sukses Internasional Tbk. PT	184,300	15,897
*	Intiland Development Tbk. PT	737,400	9,195
	Japfa Comfeed Indonesia Tbk. PT	759,300	58,547
*	Kawasan Industri Jababeka Tbk. PT	1,823,500	15,157
*	Lippo Karawaci Tbk. PT	6,806,860	37,716
	Medco Energi Internasional Tbk. PT	1,673,840	134,568
	Media Nusantara Citra Tbk. PT	1,341,600	41,735
	Mitra Adiperkasa Tbk. PT	238,300	26,035
	Mitra Pinasthika Mustika Tbk. PT	162,600	10,236
*	MNC Land Tbk. PT	8,068,300	34,058
	Mulia Industrindo Tbk. PT	331,500	8,516
	Pabrik Kertas Tjiwi Kimia Tbk. PT	245,200	118,108
	Pakuwon Jati Tbk. PT	2,387,600	60,094
*	Panin Financial Tbk. PT	3,173,200	54,333
*	Paninvest Tbk. PT	273,700	17,160
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	585,500	33,727
*	PP Persero Tbk. PT	551,300	19,608
	Puradelta Lestari Tbk. PT	1,577,400	16,971
	Ramayana Lestari Sentosa Tbk. PT	191,200	5,997
*††	Rimo International Lestari Tbk. PT	3,228,000	0
	Salim Ivomas Pratama Tbk. PT	780,700	18,477
	Sampoerna Agro Tbk. PT	77,700	9,878
	Samudera Indonesia Tbk. PT	1,589,000	30,207
	Sawit Sumbermas Sarana Tbk. PT	563,100	40,586
	Semen Baturaja Tbk. PT	296,900	5,830
	Semen Indonesia Persero Tbk. PT	510,542	196,177
	Siloam International Hospitals Tbk. PT	134,500	20,332
*††	Sri Rejeki Isman Tbk. PT	1,753,600	3,022
	Summarecon Agung Tbk. PT	2,022,600	68,084
	Surya Citra Media Tbk. PT	2,994,300	28,473
	Surya Esa Perkasa Tbk. PT	1,053,800	39,806
*	Surya Semesta Internusa Tbk. PT	883,000	22,787
	Tempo Scan Pacific Tbk. PT	82,400	8,663
	Timah Tbk. PT	493,000	21,407
*††	Trada Alam Minera Tbk. PT	2,672,100	0
	Trias Sentosa Tbk. PT	209,300	6,752
*	Trimegah Sekuritas IndonesiaTbk PT	610,300	9,452
	Triputra Agro Persada PT	966,300	33,461
	Tunas Baru Lampung Tbk. PT	536,000	28,697
	Vale Indonesia Tbk. PT	394,200	122,852
*††	Waskita Karya Persero Tbk. PT	1,125,300	10,768
*	Wijaya Karya Persero Tbk. PT	568,600	13,738
*	Wintermar Offshore Marine Tbk. PT	309,700	8,399
	XL Axiata Tbk. PT	664,613	95,004

TOTAL INDONESIA			4,484,610

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (0.6%)
	A’ayan Leasing & Investment Co. KSCP	69,132	$34,404
*	Agility Public Warehousing Co. KSC	249,534	424,155
	Ahli United Bank KSCP	37,299	29,892
	Al Ahli Bank of Kuwait KSCP	139,520	96,485
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	41,586	22,308
*	Alimtiaz Investment Group KSC	53,942	9,082
	Arzan Financial Group for Financing & Investment KPSC	55,858	29,423
*	Asiya Capital Investments Co. KSCP	97,686	13,416
	Boubyan Petrochemicals Co. KSCP	36,164	71,639
	Burgan Bank SAK	147,029	77,446
	Commercial Facilities Co. SAKP	27,850	13,770
	Gulf Bank KSCP	289,531	221,745
	Gulf Cables & Electrical Industries Group Co. KSCP	5,110	19,486
	Kuwait Financial Centre SAK	8,462	2,598
	Kuwait Insurance Co. SAK	15,388	21,432
	Kuwait International Bank KSCP	83,571	39,699
	Mezzan Holding Co. KSCC	10,072	16,274
	National Industries Group Holding SAK	298,554	171,732
	National Investments Co. KSCP	50,538	30,377

TOTAL KUWAIT			1,345,363

MALAYSIA — (1.9%)
	Aeon Co. M Bhd.	96,000	21,774
	AEON Credit Service M Bhd.	11,700	27,902
#	AFFIN Bank Bhd.	85,520	36,260
	Ajinomoto Malaysia Bhd.	4,200	13,559
	Alliance Bank Malaysia Bhd.	147,400	106,151
	Allianz Malaysia Bhd.	10,500	35,307
#	AMMB Holdings Bhd.	255,000	204,572
#	Bank Islam Malaysia Bhd.	127,300	57,469
	Batu Kawan Bhd.	16,200	69,661
#*	Berjaya Corp. Bhd.	465,608	28,348
	Boustead Plantations Bhd.	115,000	35,255
*	Bumi Armada Bhd.	507,900	58,758
	Cahya Mata Sarawak Bhd.	118,100	27,530
	Chin Teck Plantations Bhd.	5,500	8,763
#*	Dagang NeXchange Bhd.	152,800	13,981
	Dayang Enterprise Holdings Bhd.	106,300	41,557
	Dialog Group Bhd.	97,300	43,901
	DRB-Hicom Bhd.	151,400	44,225
#	Duopharma Biotech Bhd.	117,952	29,462
	Eco World Development Group Bhd.	136,900	29,038
#*	Ekovest Bhd.	383,500	38,275
	FAR East Holdings Bhd.	1,400	1,067
#	Formosa Prosonic Industries Bhd.	21,800	13,094
	Gamuda Bhd.	278,212	271,049
	Genting Malaysia Bhd.	343,700	174,654
	Genting Plantations Bhd.	34,300	39,010
	Guan Chong Bhd.	51,600	23,511
	HAP Seng Consolidated Bhd.	68,800	70,918
	Hap Seng Plantations Holdings Bhd.	27,100	10,183
	Hartalega Holdings Bhd.	105,100	45,664
	Hengyuan Refining Co. Bhd.	18,000	12,021
#	Hiap Teck Venture Bhd.	218,100	19,023
#	Hibiscus Petroleum Bhd.	61,360	34,449
	Hong Leong Industries Bhd.	10,000	18,903
	IGB Bhd.	61,123	27,742
	IJM Corp. Bhd.	291,100	116,143
	IOI Properties Group Bhd.	252,700	98,132

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#*	JAKS Resources Bhd.	260,520	$10,659
	Jaya Tiasa Holdings Bhd.	113,300	20,454
	Keck Seng Malaysia Bhd.	19,600	18,305
	Kenanga Investment Bank Bhd.	89,400	15,955
	Kerjaya Prospek Group Bhd.	39,200	11,440
#	Kim Loong Resources Bhd.	29,200	11,531
#	Kossan Rubber Industries Bhd.	244,200	69,213
	KPJ Healthcare Bhd.	238,800	64,143
	Kretam Holdings Bhd.	133,900	17,287
	LBS Bina Group Bhd.	99,500	10,766
#	Leong Hup International Bhd.	128,600	16,877
#Ω	Lotte Chemical Titan Holding Bhd.	84,977	20,153
	Magni-Tech Industries Bhd.	19,900	8,231
#	Magnum Bhd.	74,114	16,640
	Mah Sing Group Bhd.	277,700	47,844
	Malayan Flour Mills Bhd.	227,800	30,609
	Malaysia Airports Holdings Bhd.	57,830	89,724
#	Malaysia Building Society Bhd.	368,973	56,214
	Malaysia Smelting Corp. Bhd.	17,900	8,005
#	Malaysian Resources Corp. Bhd.	291,800	26,366
	Matrix Concepts Holdings Bhd.	98,550	31,827
#	MBM Resources Bhd.	38,200	31,285
	Mega First Corp. Bhd.	74,000	53,729
	Mi Technovation Bhd.	70,500	25,349
#	MKH Bhd.	39,000	11,462
#	MNRB Holdings Bhd.	50,800	12,698
	MPHB Capital Bhd.	55,400	12,467
*	Muhibbah Engineering M Bhd.	69,100	10,012
	Oriental Holdings Bhd.	46,900	62,031
#	OSK Holdings Bhd.	194,800	48,225
	Panasonic Manufacturing Malaysia Bhd.	2,000	7,518
	Pantech Group Holdings Bhd.	62,800	11,470
	Petron Malaysia Refining & Marketing Bhd.	16,400	15,532
	RCE Capital Bhd.	49,100	25,677
#	Sarawak Oil Palms Bhd.	41,700	22,325
	Scientex Bhd.	87,100	66,695
	Sime Darby Property Bhd.	436,300	56,347
#	SKP Resources Bhd.	103,400	17,138
	SP Setia Bhd. Group	311,299	54,952
	Sunway Bhd.	363,223	141,029
#	Supermax Corp. Bhd.	185,586	30,786
#	Ta Ann Holdings Bhd.	59,700	41,954
	Thong Guan Industries Bhd.	28,400	10,852
#*	Top Glove Corp. Bhd.	509,800	77,601
*	Tropicana Corp. Bhd.	104,013	26,414
#	TSH Resources Bhd.	116,400	23,457
#	UEM Sunrise Bhd.	241,800	40,402
#	UMW Holdings Bhd.	74,200	75,542
	Unisem M Bhd.	85,800	53,300
	United Malacca Bhd.	28,200	30,045
	United Plantations Bhd.	10,300	36,508
	UOA Development Bhd.	29,700	10,538
*	Velesto Energy Bhd.	320,200	17,158
	VS Industry Bhd.	394,900	73,686
#	WCT Holdings Bhd.	129,750	14,046
	Yinson Holdings Bhd.	188,219	96,793
*	YNH Property Bhd.	32,000	34,238
	YTL Corp. Bhd.	577,426	177,128

TOTAL MALAYSIA			4,105,943

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (2.4%)
#	Alpek SAB de CV	60,630	$35,681
*	Axtel SAB de CV	75,248	3,130
Ω	Banco del Bajio SA	108,947	331,693
	Becle SAB de CV	72,541	128,352
*	Cemex SAB de CV	549,733	329,004
*	Cemex SAB de CV, Sponsored ADR	169,345	1,010,990
	Cia Minera Autlan SAB de CV, Class B	60,626	34,972
	Consorcio ARA SAB de CV	98,355	18,057
	Corp. Actinver SAB de CV	41,815	34,790
	Corporativo Fragua SAB de CV	8,077	217,276
	Cydsa SAB de CV	50,192	52,199
	El Puerto de Liverpool SAB de CV, Class C1	30,621	155,899
	GCC SAB de CV	15,006	133,888
	Genomma Lab Internacional SAB de CV, Class B	98,024	72,965
	Gentera SAB de CV	144,860	153,465
	Grupo Comercial Chedraui SA de CV	50,454	293,898
	Grupo Herdez SAB de CV	11,507	26,156
	Grupo Hotelero Santa Fe SAB de CV	50,240	10,715
	Grupo Industrial Saltillo SAB de CV	47,197	70,027
	Grupo KUO SAB De CV, Class B	21,555	43,937
#	Grupo Rotoplas SAB de CV	12,222	16,453
#	Grupo Televisa SAB	323,345	147,244
*Ω	Grupo Traxion SAB de CV	39,637	58,700
*	Hoteles City Express SAB de CV	47,518	14,338
*	Industrias CH SAB de CV, Class B	11,679	125,023
#*	Industrias Penoles SAB de CV	20,115	222,560
#	La Comer SAB de CV	60,217	120,107
	Medica Sur SAB de CV, Class B	20,670	48,726
	Megacable Holdings SAB de CV	99,897	195,871
*	Minera Frisco SAB de CV, Class A1	70,887	9,083
*Ω	Nemak SAB de CV	269,707	47,871
	Operadora De Sites Mexicanos SAB de CV, Class A	12,203	10,430
	Orbia Advance Corp. SAB de CV	119,036	193,188
*	Organizacion Cultiba SAB de CV	46,456	28,602
*	Organizacion Soriana SAB de CV, Class B	37,912	65,440
	Promotora y Operadora de Infraestructura SAB de CV	19,999	164,804
	Promotora y Operadora de Infraestructura SAB de CV, Class L	2,980	17,023
	Qualitas Controladora SAB de CV	27,870	230,377
	Regional SAB de CV	11,748	89,037
*	Vista Energy SAB de CV, ADR	9,340	254,235
	Vitro SAB de CV, Class A	24,646	28,502

TOTAL MEXICO			5,244,708

PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	135,600	21,622
	Alliance Global Group, Inc.	469,000	87,606
	Asia United Bank Corp.	8,110	6,364
	Belle Corp.	525,000	10,939
	China Banking Corp.	123,600	65,894
*	Converge Information & Communications Technology Solutions, Inc.	61,300	9,052
	Cosco Capital, Inc.	281,900	22,906
	DMCI Holdings, Inc.	395,300	63,918
	DoubleDragon Corp.	73,400	8,795
	Filinvest Development Corp.	121,800	11,506
	Filinvest Land, Inc.	1,703,000	18,320
	First Philippine Holdings Corp.	31,550	33,561
	Globe Telecom, Inc.	1,165	36,165
	GT Capital Holdings, Inc.	11,039	106,806
	LT Group, Inc.	216,100	33,731

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Megaworld Corp.	1,421,700	$49,660
	Metropolitan Bank & Trust Co.	232,040	213,964
	Petron Corp.	459,700	26,526
††	Philcomsat Holdings Corp.	9,064	12,086
	Philex Mining Corp.	326,000	16,660
*	Philippine National Bank	50,900	16,742
	Puregold Price Club, Inc.	100,100	47,817
	RFM Corp.	109,000	5,745
	Rizal Commercial Banking Corp.	113,800	46,960
	Robinsons Land Corp.	268,700	66,055
	San Miguel Corp.	36,530	67,664
	Security Bank Corp.	50,660	68,776
*	Shell Pilipinas Corp.	17,600	3,972
*	Top Frontier Investment Holdings, Inc.	3,090	5,173
	Union Bank of the Philippines	86,144	90,353
	Vista Land & Lifescapes, Inc.	717,200	20,236

TOTAL PHILIPPINES			1,295,574

POLAND — (1.0%)
	AB SA	2,333	37,007
#*	Agora SA	8,438	18,594
*	Alior Bank SA	18,231	287,006
	Apator SA	2,181	7,665
#	Arctic Paper SA	5,110	21,581
	ASBISc Enterprises PLC	7,050	48,197
	Asseco Poland SA	8,572	156,952
	Bank Handlowy w Warszawie SA	5,702	116,832
*	Bank Millennium SA	62,100	108,053
*	Bank Ochrony Srodowiska SA	9,478	20,863
*	BNPP Bank Polska SA	1,571	24,097
	Boryszew SA	19,241	27,521
#	Cognor Holding SA	35,478	69,986
	ComArch SA	717	25,557
*	Cyfrowy Polsat SA	26,801	83,564
	Develia SA	39,555	46,461
	Echo Investment SA	23,480	23,982
*	Enea SA	37,216	64,508
	Fabryki Mebli Forte SA	1,537	6,856
*	Grupa Azoty SA	7,205	37,699
	Inter Cars SA	1,305	176,719
*	Jastrzebska Spolka Weglowa SA	7,635	90,700
	KRUK SA	1,472	162,839
	Lubelski Wegiel Bogdanka SA	3,931	34,376
*	mBank SA	1,933	238,964
	Mirbud SA	7,385	13,674
*	NEWAG SA	2,123	10,479
	ORLEN SA	1,657	26,209
*	PKP Cargo SA	7,482	27,349
*	Polimex-Mostostal SA	16,823	17,437
	Stalexport Autostrady SA	16,406	10,046
*	Tauron Polska Energia SA	202,440	178,039
	VRG SA	42,918	31,185
	Warsaw Stock Exchange	2,575	23,914

TOTAL POLAND			2,274,911

QATAR — (1.0%)
	Aamal Co.	288,708	65,160
	Al Khaleej Takaful Group QSC	22,072	18,395

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
*	Baladna	111,628	$34,397
	Barwa Real Estate Co.	365,206	254,124
	Commercial Bank PSQC	187,494	264,101
	Doha Bank QPSC	434,645	180,979
	Doha Insurance Co. QSC	40,320	25,328
	Gulf International Services QSC	201,523	151,970
	Gulf Warehousing Co.	37,401	30,490
*	Lesha Bank LLC	294,373	111,578
	Mannai Corp. QSC	13,808	14,295
	Masraf Al Rayan QSC	639,624	369,096
*	Mazaya Real Estate Development QPSC	97,793	16,170
	Qatar Industrial Manufacturing Co. QSC	41,774	34,436
*	Qatar Insurance Co. SAQ	222,946	151,421
	Qatar National Cement Co. QSC	50,223	48,521
	Qatar Navigation QSC	101,179	250,854
*	Salam International Investment Ltd. QSC	139,423	22,853
	United Development Co. QSC	355,663	95,233
	Vodafone Qatar QSC	216,148	105,782

TOTAL QATAR			2,245,183

RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	16,505	0
*††	RusHydro PJSC, ADR	93,802	0
*††	Tatneft PJSC, Sponsored ADR	14,399	0
*††	VTB Bank PJSC, GDR	138,363	0

SAUDI ARABIA — (4.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	33,280	17,786
	Al Babtain Power & Telecommunication Co.	10,425	51,773
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,595	30,379
	Al Jouf Agricultural Development Co.	2,562	29,993
*	Al Jouf Cement Co.	8,531	26,338
*	Al Khaleej Training & Education Co.	6,476	33,628
*	AlAbdullatif Industrial Investment Co.	7,870	30,189
*	Al-Etihad Cooperative Insurance Co.	3,097	16,502
*	AlJazira Takaful Ta’awuni Co.	5,611	21,464
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	54,203
*	Alujain Corp.	6,757	68,215
	Arab National Bank	120,200	761,826
	Arabian Cement Co.	9,734	80,870
	Arriyadh Development Co.	17,211	91,831
*	Bank Al-Jazira	72,504	316,379
	Basic Chemical Industries Ltd.	2,738	21,843
	Bawan Co.	3,149	27,059
*	Chubb Arabia Cooperative Insurance Co.	2,171	10,798
	City Cement Co.	12,129	56,292
*	Dar Al Arkan Real Estate Development Co.	107,466	432,781
	Eastern Province Cement Co.	8,366	82,411
	Electrical Industries Co.	87,220	48,916
*	Emaar Economic City	82,232	160,405
	Etihad Etisalat Co.	69,362	852,628
	Fitaihi Holding Group	32,900	24,753
	Gulf Insurance Group	4,438	34,733
	Hail Cement Co.	11,665	35,463
	Herfy Food Services Co.	3,314	26,425
*	Jazan Energy & Development Co.	6,599	22,811
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	58,254
*	Methanol Chemicals Co.	5,127	25,336

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Middle East Paper Co.	3,399	$24,834
*	Middle East Specialized Cables Co.	4,602	19,657
	Mobile Telecommunications Co. Saudi Arabia	97,397	358,567
	Najran Cement Co.	16,879	47,984
*	Nama Chemicals Co.	2,180	17,475
*	National Agriculture Development Co.	5,080	62,024
	National Co. for Glass Industries	3,510	29,098
*	National Gypsum	5,302	28,501
*	National Industrialization Co., Class C	62,513	193,741
	Nayifat Finance Co.	5,026	17,352
	Northern Region Cement Co.	18,964	51,803
*	Rabigh Refining & Petrochemical Co.	78,765	211,797
	Sahara International Petrochemical Co.	66,578	573,464
	Saudi Ceramic Co.	9,495	60,297
	Saudi Chemical Co. Holding	105,700	112,746
*	Saudi Ground Services Co.	16,403	127,500
	Saudi Industrial Investment Group	65,744	420,516
	Saudi Industrial Services Co.	7,743	51,939
	Saudi Investment Bank	98,381	385,639
*	Saudi Kayan Petrochemical Co.	149,886	423,000
	Saudi Marketing Co.	3,087	16,457
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	73,328
*	Saudi Printing & Packaging Co., Class C	5,795	21,625
*	Saudi Public Transport Co.	10,417	45,083
*	Saudi Reinsurance Co.	8,310	38,177
	Savola Group	44,673	433,572
*	Seera Group Holding	33,818	212,659
	SHL Finance Co.	4,656	22,343
*	Sinad Holding Co.	15,831	43,032
	Southern Province Cement Co.	11,508	124,917
*	Tabuk Cement Co.	8,849	34,310
*	Umm Al-Qura Cement Co.	3,517	14,072
	United International Transportation Co.	6,599	118,377
	United Wire Factories Co.	1,128	7,348
*	Walaa Cooperative Insurance Co.	11,356	52,831
	Yamama Cement Co.	20,244	156,549
	Yanbu Cement Co.	12,614	108,491
	Yanbu National Petrochemical Co.	48,903	494,266
*	Zamil Industrial Investment Co.	8,237	43,987

TOTAL SAUDI ARABIA			8,831,642

SOUTH AFRICA — (2.6%)
	Adcock Ingram Holdings Ltd.	6,100	17,723
	Advtech Ltd.	15,224	17,338
	AECI Ltd.	18,205	107,903
	African Rainbow Minerals Ltd.	17,694	145,823
	Altron Ltd., Class A	27,408	12,566
	Aspen Pharmacare Holdings Ltd.	47,169	429,023
	Astral Foods Ltd.	2,769	21,720
	Barloworld Ltd.	31,236	131,622
*	Blue Label Telecoms Ltd.	90,389	15,722
*	Brait PLC	54,087	7,062
	Caxton & CTP Publishers & Printers Ltd.	18,917	11,033
	Curro Holdings Ltd.	20,708	11,289
	DataTec Ltd.	49,815	94,309
	Discovery Ltd.	72,788	501,896
	DRDGOLD Ltd.	43,581	38,232
	Exxaro Resources Ltd.	38,418	385,598
	Foschini Group Ltd.	38,927	210,568

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Grindrod Ltd.	120,704	$70,259
	Harmony Gold Mining Co. Ltd.	43,711	200,409
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	47,253	212,166
	Impala Platinum Holdings Ltd.	7,093	29,548
	Investec Ltd.	41,547	227,432
	Invicta Holdings Ltd.	10,262	14,864
*	KAP Ltd.	436,996	52,348
	Lewis Group Ltd.	10,591	22,047
	Life Healthcare Group Holdings Ltd.	27,385	27,294
	Merafe Resources Ltd.	159,565	9,998
*	Metair Investments Ltd.	31,298	24,759
	Momentum Metropolitan Holdings	191,696	215,862
	Motus Holdings Ltd.	26,855	133,397
	Mpact Ltd.	21,681	32,627
	Oceana Group Ltd.	14,664	54,484
	Old Mutual Ltd.	873,070	555,240
	Omnia Holdings Ltd.	28,516	88,591
Ω	Pepkor Holdings Ltd.	293,260	267,656
*	PPC Ltd.	226,567	33,869
	Raubex Group Ltd.	23,054	30,193
*	RCL Foods Ltd.	30,615	13,491
	Reunert Ltd.	30,131	94,998
	RFG Holdings Ltd.	6,432	3,626
	Sanlam Ltd.	8,664	30,396
	Sappi Ltd.	96,987	204,136
	Sibanye Stillwater Ltd.	340,415	434,217
*	Southern Sun Ltd.	109,934	27,574
	Super Group Ltd.	56,942	97,164
*	Telkom SA SOC Ltd.	54,440	63,788
	Thungela Resources Ltd.	18,400	164,301
*	Wilson Bayly Holmes-Ovcon Ltd.	11,192	70,893
*	Zeda Ltd.	33,706	19,444

TOTAL SOUTH AFRICA			5,686,498

SOUTH KOREA — (11.8%)
	ABco Electronics Co. Ltd.	3,431	35,537
	Advanced Process Systems Corp.	1,107	13,401
	Aekyung Industrial Co. Ltd.	897	15,063
*	Agabang&Company	4,166	11,202
*	Ajin Industrial Co. Ltd.	4,708	13,977
*	ALUKO Co. Ltd.	8,599	17,288
	Amorepacific Corp.	4,371	410,289
	Amorepacific Group	5,174	109,913
*	Amotech Co. Ltd.	897	4,700
*	Anam Electronics Co. Ltd.	8,891	11,402
*	Ananti, Inc.	15,837	78,203
*	Aprogen Biologics	103,818	25,108
	Asia Cement Co. Ltd.	2,690	20,673
	ASIA Holdings Co. Ltd.	91	11,532
	Asia Paper Manufacturing Co. Ltd.	1,081	31,442
	Avaco Co. Ltd.	2,775	29,087
	Baiksan Co. Ltd.	1,472	9,111
	BGF Co. Ltd.	4,573	11,267
	BH Co. Ltd.	4,119	57,396
*	Binex Co. Ltd.	4,641	25,491
	Binggrae Co. Ltd.	1,100	44,634
	BNK Financial Group, Inc.	46,213	232,597
	Boditech Med, Inc.	1,363	16,601
	Boryung	6,455	43,137

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Byucksan Corp.	8,914	$21,187
*	Cafe24 Corp.	1,595	14,694
*	CammSys Corp.	19,330	18,820
	Chemtronics Co. Ltd.	1,274	17,553
*	ChinHung International, Inc.	19,986	17,010
*	Choil Aluminum Co. Ltd.	9,133	13,659
	Chong Kun Dang Pharmaceutical Corp.	865	60,780
	Chongkundang Holdings Corp.	732	27,913
*††	Chorokbaem Media Co. Ltd.	5,074	15,216
	Chosun Refractories Co. Ltd.	895	12,141
	CJ CheilJedang Corp.	1,532	320,949
	CJ Corp.	2,217	138,288
*	CJ ENM Co. Ltd.	1,819	70,343
	CJ Freshway Corp.	1,674	26,012
	CJ Logistics Corp.	1,719	96,645
*	CMG Pharmaceutical Co. Ltd.	6,299	9,625
*	Com2uS Holdings Corp.	678	12,015
	Com2uSCorp.	1,617	50,442
*	Coreana Cosmetics Co. Ltd.	9,288	21,957
*	Cosmax, Inc.	1,250	125,681
	Coway Co. Ltd.	8,924	285,575
	COWELL FASHION Co. Ltd.	2,853	15,579
	CR Holdings Co. Ltd.	2,125	9,566
	Cuckoo Holdings Co. Ltd.	1,775	22,316
	Cuckoo Homesys Co. Ltd.	801	12,086
	D.I Corp.	3,646	17,382
	Dae Won Kang Up Co. Ltd.	8,318	31,349
	Daechang Forging Co. Ltd.	2,361	10,452
	Daedong Corp.	3,607	32,967
	Daeduck Co. Ltd.	4,415	19,636
	Daeduck Electronics Co. Ltd.	5,605	83,474
	Daehan Flour Mill Co. Ltd.	223	20,145
	Daehan New Pharm Co. Ltd.	1,199	7,369
	Daehan Steel Co. Ltd.	2,741	26,401
*	Dae-Il Corp.	2,910	11,071
	Daesang Corp.	3,678	54,226
	Daesang Holdings Co. Ltd.	4,994	24,404
*	Daesung Industrial Co. Ltd.	4,256	11,955
	Daewon Media Co. Ltd.	983	8,042
	Daewon Pharmaceutical Co. Ltd.	3,317	38,148
*	Daewoo Engineering & Construction Co. Ltd.	32,220	94,001
	Daewoong Co. Ltd.	4,595	50,772
	Daewoong Pharmaceutical Co. Ltd.	566	41,991
	Daihan Pharmaceutical Co. Ltd.	686	13,612
	Daishin Securities Co. Ltd.	5,660	58,747
	Daol Investment & Securities Co. Ltd.	10,955	31,084
	Daou Data Corp.	2,532	21,462
	Daou Technology, Inc.	4,209	50,946
*	Dasan Networks, Inc.	4,714	12,313
	DB Financial Investment Co. Ltd.	6,337	17,911
	DB HiTek Co. Ltd.	6,942	250,616
	DB Insurance Co. Ltd.	8,646	562,499
*	DB, Inc.	20,637	24,245
	Deutsch Motors, Inc.	4,732	17,223
	DGB Financial Group, Inc.	25,709	149,735
	DI Dong Il Corp.	3,004	59,190
	Digital Daesung Co. Ltd.	3,570	14,929
	DL Construction Co. Ltd.	2,109	19,315
	DL E&C Co. Ltd.	4,648	118,143

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DL Holdings Co. Ltd.	2,393	$75,365
	DMS Co. Ltd.	4,659	18,925
	DNF Co. Ltd.	1,629	21,919
	Dohwa Engineering Co. Ltd.	2,350	13,385
	Dong-A Socio Holdings Co. Ltd.	566	41,785
	Dong-A ST Co. Ltd.	745	30,703
*	Dongbang Transport Logistics Co. Ltd.	3,812	5,139
	DongKook Pharmaceutical Co. Ltd.	4,132	49,421
*	Dongkuk CM Co. Ltd.	419	2,139
	Dongkuk Holdings Co. Ltd.	2,133	13,631
	Dongkuk Industries Co. Ltd.	7,902	25,842
*	Dongkuk Steel Mill Co. Ltd.	6,644	52,012
	Dongsuh Cos., Inc.	2,669	34,127
	Dongsung Chemical Co. Ltd.	4,993	15,203
	Dongwha Pharm Co. Ltd.	3,593	25,810
	Dongwon Development Co. Ltd.	7,989	18,850
	Dongwon F&B Co. Ltd.	1,585	34,197
	Doosan Bobcat, Inc.	7,797	224,016
	Doosan Co. Ltd.	1,294	71,391
	Doosan Tesna, Inc.	1,946	64,920
	DoubleUGames Co. Ltd.	1,561	47,898
	Dreamtech Co. Ltd.	4,483	34,680
*	Duksan Hi-Metal Co. Ltd.	3,359	14,967
*	Duksan Techopia Co. Ltd.	1,046	14,429
	DY Corp.	2,421	9,829
*††	E Investment&Development Co. Ltd.	13,290	10,273
	Easy Holdings Co. Ltd.	10,216	19,513
	Echo Marketing, Inc.	1,407	10,453
	Ecoplastic Corp.	3,967	15,052
	Ecopro Co. Ltd.	105	48,287
*††	Ehwa Technologies Information Co. Ltd.	46,593	23,253
	Elentec Co. Ltd.	3,055	19,351
	E-MART, Inc.	3,106	167,454
*	EMKOREA Co. Ltd.	4,152	6,807
	EM-Tech Co. Ltd.	1,496	55,134
	ENF Technology Co. Ltd.	1,688	23,573
*	Enzychem Lifesciences Corp.	7,121	6,491
	Eugene Corp.	10,128	24,587
	Eugene Investment & Securities Co. Ltd.	15,368	45,966
	Eusu Holdings Co. Ltd.	1,669	7,420
	F&F Holdings Co. Ltd.	627	7,317
	FarmStory Co. Ltd.	12,835	15,476
	Fila Holdings Corp.	7,613	201,586
	Fine Semitech Corp.	1,920	24,871
	Fursys, Inc.	403	8,670
	Gabia, Inc.	2,000	21,610
*	GAEASOFT	1,361	6,019
	GC Cell Corp.	1,114	23,902
	Geumhwa PSC Co. Ltd.	840	16,048
	Global Standard Technology Co. Ltd.	1,033	15,551
	GOLFZON Co. Ltd.	528	34,108
	Golfzon Newdin Holdings Co. Ltd.	3,388	9,214
	Gradiant Corp.	2,087	16,707
	Green Cross Corp.	1,068	76,125
	Green Cross Holdings Corp.	3,664	36,791
	GS Engineering & Construction Corp.	13,169	128,897
*	GS Global Corp.	11,688	19,380
	GS Holdings Corp.	7,975	232,885
	GS Retail Co. Ltd.	6,642	119,659

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Gwangju Shinsegae Co. Ltd.	850	$18,962
	Haesung Industrial Co. Ltd.	2,850	15,039
	Han Kuk Carbon Co. Ltd.	6,875	58,167
	Hana Micron, Inc.	2,649	48,140
	Hana Pharm Co. Ltd.	689	6,870
*	Hancom, Inc.	4,787	41,574
	Handok, Inc.	1,372	11,800
	Handsome Co. Ltd.	2,572	35,561
	Hanil Cement Co. Ltd.	2,476	22,388
	Hanil Holdings Co. Ltd.	1,453	11,895
	Hanil Hyundai Cement Co. Ltd.	762	8,329
	Hanjin Transportation Co. Ltd.	2,072	29,047
	Hankook Tire & Technology Co. Ltd.	12,499	354,616
	HanmiGlobal Co. Ltd.	1,095	17,721
	Hannong Chemicals, Inc.	1,268	9,654
	Hansae Co. Ltd.	2,823	47,967
	Hansol Holdings Co. Ltd.	5,410	10,644
*	Hansol IONES Co. Ltd.	1,931	11,955
	Hansol Paper Co. Ltd.	3,482	25,781
	Hansol Technics Co. Ltd.	5,142	22,906
	Hanwha Aerospace Co. Ltd.	4,268	320,873
	Hanwha Corp.	7,084	116,689
*	Hanwha Galleria Corp.	10,851	8,121
*	Hanwha General Insurance Co. Ltd.	14,136	43,473
*	Hanwha Investment & Securities Co. Ltd.	24,210	41,306
*	Hanwha Life Insurance Co. Ltd.	46,158	94,853
*	Hanwha Solutions Corp.	16,997	362,040
	Hanwha Systems Co. Ltd.	10,603	100,006
	Hanyang Eng Co. Ltd.	2,207	23,022
	Harim Co. Ltd.	12,261	25,170
	Harim Holdings Co. Ltd.	8,483	41,643
	HB Technology Co. Ltd.	6,321	11,206
	HD Hyundai Co. Ltd.	9,001	383,374
	HD Hyundai Construction Equipment Co. Ltd.	2,054	67,795
	HD Hyundai Energy Solutions Co. Ltd.	558	9,053
	HD Hyundai Infracore Co. Ltd.	17,428	86,474
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,927	196,352
	HDC Holdings Co. Ltd.	6,580	30,242
	HDC Hyundai Development Co-Engineering & Construction, Class E	6,663	57,541
	Hecto Financial Co. Ltd.	738	7,666
	Hecto Innovation Co. Ltd.	1,657	15,914
*	HFR, Inc.	1,000	13,693
	Hite Jinro Co. Ltd.	4,936	77,788
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	12,583
	HK inno N Corp.	368	11,807
	HL Holdings Corp.	1,256	29,671
	HL Mando Co. Ltd.	5,959	145,120
	Home Center Holdings Co. Ltd.	9,904	7,949
	HS Industries Co. Ltd.	8,886	23,130
*	Hugel, Inc.	563	59,398
*	Humax Co. Ltd.	5,444	11,155
	Huons Co. Ltd.	738	22,162
	Huons Global Co. Ltd.	962	14,319
	Husteel Co. Ltd.	7,166	24,359
	Huvitz Co. Ltd.	1,517	16,338
	Hwa Shin Co. Ltd.	3,210	24,069
*	Hwail Pharm Co. Ltd.	7,550	11,160
	Hwaseung Enterprise Co. Ltd.	2,637	16,464
	Hy-Lok Corp.	1,868	32,814

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Corp.	1,689	$73,874
*	Hyosung Heavy Industries Corp.	1,256	159,307
	Hyosung TNC Corp.	404	107,077
	Hyundai Bioland Co. Ltd.	1,503	10,414
	Hyundai BNG Steel Co. Ltd.	1,368	14,371
	Hyundai Corp.	1,819	23,812
	Hyundai Department Store Co. Ltd.	2,653	105,071
	Hyundai Elevator Co. Ltd.	3,989	127,729
	Hyundai Engineering & Construction Co. Ltd.	13,017	322,832
	Hyundai Futurenet Co. Ltd.	10,757	25,804
	Hyundai GF Holdings	10,066	25,990
	Hyundai Glovis Co. Ltd.	1,367	173,487
*	Hyundai Green Food	5,344	44,855
	Hyundai Home Shopping Network Corp.	852	26,178
*	Hyundai Livart Furniture Co. Ltd.	1,826	10,794
	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	262,685
*	Hyundai Mipo Dockyard Co. Ltd.	776	39,989
	Hyundai Motor Securities Co. Ltd.	3,996	24,193
*	Hyundai Rotem Co. Ltd.	1,236	21,369
	Hyundai Steel Co.	15,107	367,378
	Hyundai Wia Corp.	3,549	147,737
	HyVision System, Inc.	3,097	42,635
	Iljin Diamond Co. Ltd.	676	6,004
	Iljin Electric Co. Ltd.	2,388	22,213
	Iljin Holdings Co. Ltd.	6,068	16,436
	Iljin Power Co. Ltd.	2,053	15,645
	Ilshin Spinning Co. Ltd.	3,440	21,876
	Ilsung Pharmaceuticals Co. Ltd.	690	9,994
	Ilyang Pharmaceutical Co. Ltd.	1,789	18,118
	iMarketKorea, Inc.	3,411	19,766
	InBody Co. Ltd.	2,353	37,668
	Innocean Worldwide, Inc.	1,175	38,028
	InnoWireless Co. Ltd.	626	10,134
	Innox Advanced Materials Co. Ltd.	2,129	42,249
*	Insun ENT Co. Ltd.	3,640	19,331
*	Insung Information Co. Ltd.	5,993	10,163
	Intelligent Digital Integrated Security Co. Ltd.	596	9,207
*	Interflex Co. Ltd.	1,742	12,415
	INTOPS Co. Ltd.	2,924	51,922
*	IS Dongseo Co. Ltd.	3,178	59,372
	ISU Chemical Co. Ltd.	1,074	9,484
*	ISU Specialty Chemical	264	22,472
*	ITEK, Inc.	1,854	9,833
*	Jahwa Electronics Co. Ltd.	1,689	26,439
	JB Financial Group Co. Ltd.	21,881	163,671
	JC Chemical Co. Ltd.	1,397	6,924
*	Jeju Semiconductor Corp.	5,651	16,730
	Jinsung T.E.C.	2,075	14,791
	JNK Heaters Co. Ltd.	2,980	11,155
*††	Jokwang ILI Co. Ltd.	21,669	8,808
	Jusung Engineering Co. Ltd.	7,268	132,918
	JVM Co. Ltd.	835	16,140
	JW Life Science Corp.	762	7,085
#*	Kakao Games Corp.	5,315	92,251
	Kangnam Jevisco Co. Ltd.	593	8,681
#	Kangwon Land, Inc.	16,682	181,643
	KC Co. Ltd.	2,037	22,947
	KC Tech Co. Ltd.	1,176	16,598
	KCC Corp.	676	119,209

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KCC Glass Corp.	2,091	$62,821
	KCTC	3,354	9,699
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	97,362
	KG Chemical Corp.	10,135	45,537
	KG Dongbusteel	1,268	6,646
	KG Eco Technology Service Co. Ltd.	2,653	21,972
	Kginicis Co. Ltd.	1,969	15,113
	KGMobilians Co. Ltd.	3,097	10,939
	KH Vatec Co. Ltd.	2,324	24,856
	KISCO Corp.	2,292	10,434
	KISCO Holdings Co. Ltd.	632	9,749
	KISWIRE Ltd.	1,692	23,687
	KIWOOM Securities Co. Ltd.	2,403	143,673
*	KNW Co. Ltd.	1,879	10,832
	Kolmar BNH Co. Ltd.	1,425	17,371
	Kolmar Korea Holdings Co. Ltd.	3,450	17,171
	Kolon Corp.	1,235	14,545
	Kolon Industries, Inc.	3,157	101,981
*	Kolon Mobility Group Corp.	2,584	5,082
	Kolon Plastic, Inc.	1,291	7,354
	Korea Alcohol Industrial Co. Ltd.	1,839	13,899
	Korea Asset In Trust Co. Ltd.	6,413	15,335
*	Korea Circuit Co. Ltd.	2,410	24,309
	Korea Electric Terminal Co. Ltd.	1,101	51,492
*	Korea Information & Communications Co. Ltd.	1,247	7,832
	Korea Investment Holdings Co. Ltd.	7,223	270,022
*	Korea Line Corp.	27,137	33,649
	Korea Petrochemical Ind Co. Ltd.	684	80,799
	Korea Real Estate Investment & Trust Co. Ltd.	35,976	31,134
	Korea United Pharm, Inc.	1,827	31,603
	Korean Reinsurance Co.	20,007	131,592
	KPX Chemical Co. Ltd.	249	7,840
	KSS LINE Ltd.	3,271	19,085
*	Kt alpha Co. Ltd.	1,749	6,989
	KT Skylife Co. Ltd.	3,494	15,258
*	Kumho HT, Inc.	17,209	8,299
	Kumho Petrochemical Co. Ltd.	3,240	304,516
*	Kumho Tire Co., Inc.	19,446	60,581
	KUMHOE&C Co. Ltd.	2,973	11,140
	Kumkang Kind Co. Ltd.	1,937	7,662
	Kwang Dong Pharmaceutical Co. Ltd.	6,444	35,250
	Kyeryong Construction Industrial Co. Ltd.	1,207	11,294
	Kyobo Securities Co. Ltd.	3,914	14,105
	Kyung Dong Navien Co. Ltd.	1,037	36,870
	Kyung-In Synthetic Corp.	5,504	14,718
*	LabGenomics Co. Ltd.	6,118	14,883
*	LB Semicon, Inc.	6,378	27,978
	LF Corp.	3,721	38,491
*	LG Display Co. Ltd.	41,695	377,286
	LG HelloVision Co. Ltd.	11,295	27,802
	LG Innotek Co. Ltd.	986	163,649
	LG Uplus Corp.	37,190	278,728
	LIG Nex1 Co. Ltd.	1,094	70,762
	LOT Vacuum Co. Ltd.	3,140	47,458
#	Lotte Chemical Corp.	2,839	308,307
	Lotte Chilsung Beverage Co. Ltd.	706	76,131
	Lotte Corp.	5,910	113,981
*	Lotte Data Communication Co.	385	7,983
#	Lotte Energy Materials Corp.	2,645	75,773

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LOTTE Fine Chemical Co. Ltd.	3,279	$136,207
*	Lotte Non-Life Insurance Co. Ltd.	18,648	33,095
	Lotte Rental Co. Ltd.	1,309	24,964
	Lotte Shopping Co. Ltd.	2,189	117,065
	Lotte Wellfood Co. Ltd.	520	43,957
	LS Corp.	3,430	199,429
	LS Electric Co. Ltd.	3,075	146,279
*	LVMC Holdings	9,266	14,377
	LX Hausys Ltd.	1,101	31,239
	LX Holdings Corp.	9,737	48,701
	LX International Corp.	4,931	91,066
	LX Semicon Co. Ltd.	1,255	67,035
	Macrogen, Inc.	1,322	15,813
	Maeil Dairies Co. Ltd.	624	20,922
	MAKUS, Inc.	1,504	9,738
*	Manho Rope & Wire Ltd.	336	11,730
	Mcnex Co. Ltd.	1,447	29,810
*	MDS Tech, Inc.	14,576	15,160
	Medytox, Inc.	231	35,340
	Meerecompany, Inc.	605	11,110
	MegaStudy Co. Ltd.	1,207	9,708
	MegaStudyEdu Co. Ltd.	1,081	49,689
	Meritz Financial Group, Inc.	8,096	301,330
*	Mgame Corp.	3,697	16,487
*	Mirae Asset Life Insurance Co. Ltd.	9,166	34,336
	Mirae Asset Securities Co. Ltd.	44,001	215,548
*	Mirae Asset Venture Investment Co. Ltd.	3,943	12,739
*	Mirae Corp.	3,390	7,581
	MK Electron Co. Ltd.	2,487	20,002
	Mobase Electronics Co. Ltd.	5,591	7,676
	MS Autotech Co. Ltd.	5,557	21,151
	Multicampus Co. Ltd.	323	7,424
*	Namsun Aluminum Co. Ltd.	10,461	14,890
*	Namuga Co. Ltd.	988	7,859
	Namyang Dairy Products Co. Ltd.	48	16,411
	Nasmedia Co. Ltd.	1,763	26,017
	Nature Holdings Co. Ltd.	1,012	16,244
	NeoPharm Co. Ltd.	1,577	28,998
*	Neowiz	1,943	39,825
*	Neowiz Holdings Corp.	697	10,325
*	Nepes Ark Corp.	483	6,270
*Ω	Netmarble Corp.	3,471	99,649
	New Power Plasma Co. Ltd.	3,767	13,695
	Nexen Corp.	3,941	11,421
	Nexen Tire Corp.	6,381	35,218
	NH Investment & Securities Co. Ltd., Class C	24,574	176,304
*	NHN Corp.	3,046	48,318
	NI Steel Co. Ltd.	1,214	5,132
	NICE Holdings Co. Ltd.	4,498	39,998
	Nice Information & Telecommunication, Inc.	1,071	16,203
	Nong Shim Holdings Co. Ltd.	465	22,559
	NongShim Co. Ltd.	597	196,350
	NOVAREX Co. Ltd.	566	5,281
	NPC	2,647	9,561
*	OCI Co. Ltd.	1,236	95,645
	OCI Holdings Co. Ltd.	2,324	167,914
	Orion Corp.	1,082	95,763
	Orion Holdings Corp.	4,507	52,999
*††	Osung Advanced Materials Co. Ltd.	10,387	10,783

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Ottogi Corp.	253	$70,178
	Paik Kwang Industrial Co. Ltd.	4,913	28,338
	Pan Ocean Co. Ltd.	48,477	154,768
*	Paradise Co. Ltd.	7,062	76,832
	Partron Co. Ltd.	8,571	55,197
	PHA Co. Ltd.	1,337	8,918
*	PharmGen Science, Inc.	3,682	14,814
	Poongsan Corp.	3,373	90,016
	Poongsan Holdings Corp.	918	21,844
	Posco International Corp.	6,441	240,250
	POSCO Steeleon Co. Ltd.	765	26,869
*	Power Logics Co. Ltd.	2,942	14,327
	Protec Co. Ltd.	413	13,064
	PSK, Inc.	3,246	41,516
*	RFTech Co. Ltd.	3,243	8,888
	S-1 Corp.	2,962	119,715
	Sajo Industries Co. Ltd.	276	7,992
	Sajodaerim Corp.	1,147	23,719
	Sam Young Electronics Co. Ltd.	2,074	12,170
	Sam Yung Trading Co. Ltd.	2,591	23,427
	Samick THK Co. Ltd.	1,192	8,809
	Samjin Pharmaceutical Co. Ltd.	1,495	23,361
*	Samkee Corp.	8,420	12,629
	Sammok S-Form Co. Ltd.	2,023	22,828
	SAMPYO Cement Co. Ltd.	9,240	21,176
	Samsung Card Co. Ltd.	5,410	125,652
*	Samsung Heavy Industries Co. Ltd.	22,060	111,833
	Samsung Securities Co. Ltd.	11,744	307,650
	SAMT Co. Ltd.	12,775	24,068
	Samyang Corp.	593	18,275
	Samyang Holdings Corp.	724	36,457
	Samyang Packaging Corp.	1,563	17,442
*	Sangsangin Co. Ltd.	7,820	24,500
	Saramin Co. Ltd.	591	8,357
	SD Biosensor, Inc.	5,690	40,657
	SeAH Besteel Holdings Corp.	2,148	34,700
	SeAH Steel Corp.	218	19,927
	SeAH Steel Holdings Corp.	380	56,423
	Sebang Co. Ltd.	2,050	16,134
	Sebang Global Battery Co. Ltd.	1,376	50,442
	Seegene, Inc.	2,639	37,383
	Sejong Industrial Co. Ltd.	2,070	8,046
	Sejong Telecom, Inc.	22,924	10,473
*	Sekonix Co. Ltd.	2,295	10,271
	Seobu T&D	3,906	21,308
	Seohan Co. Ltd.	19,101	12,859
	Seohee Construction Co. Ltd.	38,458	39,652
*	Seojin System Co. Ltd.	2,933	36,422
	Seoul Semiconductor Co. Ltd.	8,308	62,167
	Seoyon Co. Ltd.	4,738	23,296
	Seoyon E-Hwa Co. Ltd.	2,518	26,722
*	Sewon E&C Co. Ltd.	7,730	7,269
	SFA Engineering Corp.	2,968	61,401
*	SFA Semicon Co. Ltd.	13,031	45,822
	SGC Energy Co. Ltd.	1,829	36,560
	Shin Heung Energy & Electronics Co. Ltd.	287	7,792
	Shinil Electronics Co. Ltd.	15,276	20,871
	Shinsegae Information & Communication Co. Ltd.	990	8,288
	Shinsegae International, Inc.	2,225	25,703

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae, Inc.	1,172	$146,794
	Shinsung Delta Tech Co. Ltd.	3,016	86,386
*	Shinsung E&G Co. Ltd.	15,588	21,216
	Shinyoung Securities Co. Ltd.	785	32,567
	Simmtech Co. Ltd.	3,622	88,853
	Sindoh Co. Ltd.	830	19,643
	SK Chemicals Co. Ltd.	1,856	77,701
	SK D&D Co. Ltd.	2,069	42,119
	SK Discovery Co. Ltd.	2,070	56,754
	SK Gas Ltd.	546	59,890
	SK Networks Co. Ltd.	24,348	100,546
	SK Securities Co. Ltd.	69,495	29,717
	SL Corp.	3,275	72,356
	SNT Holdings Co. Ltd.	951	11,290
	SNT Motiv Co. Ltd.	1,479	44,337
	Solid, Inc.	14,983	65,234
	Songwon Industrial Co. Ltd.	2,633	33,482
	Soosan Heavy Industries Co. Ltd.	6,532	9,500
	Soulbrain Holdings Co. Ltd.	1,012	24,513
	Spigen Korea Co. Ltd.	593	13,402
	Ssangyong C&E Co. Ltd.	12,736	52,567
	STIC Investments, Inc.	7,866	36,176
	Suheung Co. Ltd.	793	16,681
	Sung Kwang Bend Co. Ltd.	2,934	29,382
*	Sungchang Enterprise Holdings Ltd.	12,418	16,247
	Sungshin Cement Co. Ltd.	4,536	27,881
	Sungwoo Hitech Co. Ltd.	8,732	51,174
	Sunjin Co. Ltd.	2,612	13,852
*	Sunny Electronics Corp.	12,423	21,274
*	Suprema, Inc.	1,563	22,396
	Systems Technology, Inc.	1,835	37,414
	Tae Kyung Industrial Co. Ltd.	3,102	15,298
	Taekwang Industrial Co. Ltd.	57	24,410
	Taekyung BK Co. Ltd.	5,002	23,448
*††	Taewoong Co. Ltd.	957	10,948
*	Taihan Fiberoptics Co. Ltd.	6,740	6,491
	TCC Steel	965	37,456
	TechWing, Inc.	7,950	51,304
	Telechips, Inc.	1,102	16,659
	TES Co. Ltd.	2,427	35,432
*	Theragen Etex Co. Ltd.	5,195	14,844
	TK Corp.	3,405	38,395
	TKG Huchems Co. Ltd.	4,631	75,067
*	Tongyang Life Insurance Co. Ltd.	9,098	29,597
	Tongyang, Inc.	53,338	39,289
	Toptec Co. Ltd.	1,441	7,714
	Tovis Co. Ltd.	1,651	20,841
	TS Corp.	6,440	14,538
	TSE Co. Ltd.	724	19,131
*	Tuksu Construction Co. Ltd.	2,157	11,212
	TY Holdings Co. Ltd.	4,623	17,991
	TYM Corp.	6,262	23,057
	Ubiquoss Holdings, Inc.	1,989	17,842
	Uju Electronics Co. Ltd.	1,365	12,957
*	Unid Btplus Co. Ltd.	1,295	7,234
	Unid Co. Ltd.	825	46,685
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	20,751
	Uniquest Corp.	2,237	8,410
	Value Added Technology Co. Ltd.	1,095	23,568

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*††	Vidente Co. Ltd.	4,562	$8,411
	Vieworks Co. Ltd.	1,285	28,128
	Vitzro Tech Co. Ltd.	1,803	10,015
	Webzen, Inc.	2,959	30,143
	Whanin Pharmaceutical Co. Ltd.	1,750	18,235
	Wins Co. Ltd.	1,422	12,663
	WiSoL Co. Ltd.	5,751	25,761
*	Wonik Holdings Co. Ltd.	8,665	19,132
	WONIK IPS Co. Ltd.	4,769	106,631
	Wonik Materials Co. Ltd.	1,147	22,270
	Woojin, Inc.	3,439	20,562
	Woongjin Thinkbig Co. Ltd.	8,778	15,851
*	Woori Technology Investment Co. Ltd.	8,023	24,564
*	Woosu AMS Co. Ltd.	4,962	8,138
	Y-entec Co. Ltd.	2,370	12,389
*	YIK Corp.	3,175	7,561
	Young Poong Corp.	78	27,193
	Young Poong Precision Corp.	3,427	29,903
	Youngone Corp.	4,082	164,094
	Youngone Holdings Co. Ltd.	1,334	77,394
	Yuanta Securities Korea Co. Ltd.	17,353	30,456
	Zeus Co. Ltd.	822	17,417
	Zinus, Inc.	1,967	27,747

TOTAL SOUTH KOREA			25,972,267

TAIWAN — (17.6%)
	Abico Avy Co. Ltd.	33,965	24,402
	Ability Enterprise Co. Ltd.	37,000	25,735
	AcBel Polytech, Inc.	77,989	91,979
	Acer, Inc.	479,000	506,248
	ACES Electronic Co. Ltd.	28,985	25,304
*	Acon Holding, Inc.	28,000	8,110
	Action Electronics Co. Ltd.	24,000	11,638
	ADATA Technology Co. Ltd.	35,818	108,135
	Advanced International Multitech Co. Ltd.	20,000	40,976
	Advanced Optoelectronic Technology, Inc.	34,000	18,583
*	Advanced Wireless Semiconductor Co.	2,000	6,964
	Advancetek Enterprise Co. Ltd.	49,000	52,927
	Aerospace Industrial Development Corp.	65,000	97,648
	AGV Products Corp.	144,000	51,944
	Alltek Technology Corp.	24,040	24,973
	Alpha Networks, Inc.	43,773	48,016
	Altek Corp.	59,000	61,562
	Ambassador Hotel	49,000	71,554
	Ampire Co. Ltd.	12,000	13,435
	AMPOC Far-East Co. Ltd.	19,000	41,294
	AmTRAN Technology Co. Ltd.	147,813	52,153
	Anji Technology Co. Ltd.	5,000	5,705
	Apacer Technology, Inc.	35,000	59,466
	APCB, Inc.	17,000	9,503
	Apex Biotechnology Corp.	13,000	10,712
	Apex International Co. Ltd.	22,000	31,720
	Arcadyan Technology Corp.	23,000	109,827
	Ardentec Corp.	65,000	130,816
	Asia Cement Corp.	369,000	455,669
	Asia Optical Co., Inc.	30,000	56,181
*	Asia Pacific Telecom Co. Ltd.	381,060	79,876
	Asia Polymer Corp.	83,742	60,927
	Asia Tech Image, Inc.	18,000	35,839

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ASROCK, Inc.	7,000	$39,183
	Aten International Co. Ltd.	4,000	9,819
	Audix Corp.	23,000	40,067
	AUO Corp.	1,048,000	507,279
	Avermedia Technologies	14,000	14,235
	Axiomtek Co. Ltd.	7,695	18,897
*	Bank of Kaohsiung Co. Ltd.	127,403	45,809
	Basso Industry Corp.	30,000	35,973
	BenQ Materials Corp.	17,000	18,129
	BES Engineering Corp.	197,000	71,161
	Bin Chuan Enterprise Co. Ltd.	11,000	7,371
	Bizlink Holding, Inc.	2,000	15,585
	Brighton-Best International Taiwan, Inc.	77,000	79,132
	Capital Futures Corp.	17,000	24,012
	Capital Securities Corp.	302,000	133,112
	Career Technology MFG. Co. Ltd.	77,180	47,998
	Caswell, Inc.	4,000	10,216
	Catcher Technology Co. Ltd.	93,000	521,720
	Cathay Real Estate Development Co. Ltd.	101,000	47,363
	Cayman Engley Industrial Co. Ltd.	4,000	6,842
	CCP Contact Probes Co. Ltd.	9,000	11,240
	Celxpert Energy Corp.	10,747	9,309
	Center Laboratories, Inc.	77,553	109,472
*	Central Reinsurance Co. Ltd.	58,674	40,705
	Chain Chon Industrial Co. Ltd.	26,000	10,444
	Chang Hwa Commercial Bank Ltd.	417,009	220,922
	Chang Wah Electromaterials, Inc.	29,000	27,043
	Channel Well Technology Co. Ltd.	27,000	68,271
	CHC Healthcare Group	13,000	24,317
	Chen Full International Co. Ltd.	12,000	13,714
#	Cheng Loong Corp.	169,000	147,650
	Cheng Mei Materials Technology Corp.	66,283	25,302
	Cheng Shin Rubber Industry Co. Ltd.	282,000	385,365
	Cheng Uei Precision Industry Co. Ltd.	74,000	87,939
	Chia Chang Co. Ltd.	17,000	21,778
	Chia Hsin Cement Corp.	79,560	43,772
	Chicony Electronics Co. Ltd.	23,000	88,544
	China Airlines Ltd.	476,000	285,341
	China Bills Finance Corp.	133,000	58,469
	China Chemical & Pharmaceutical Co. Ltd.	58,000	41,138
*	China Development Financial Holding Corp.	66,559	23,266
	China Electric Manufacturing Corp.	47,440	23,187
	China General Plastics Corp.	64,141	42,309
*	China Man-Made Fiber Corp.	235,912	57,750
	China Metal Products	64,000	69,298
	China Motor Corp.	40,200	107,782
*	China Petrochemical Development Corp.	540,120	169,367
	China Steel Structure Co. Ltd.	7,000	11,040
	China Wire & Cable Co. Ltd.	15,000	15,717
	Chinese Maritime Transport Ltd.	20,000	24,233
	Ching Feng Home Fashions Co. Ltd.	26,650	14,070
	Chin-Poon Industrial Co. Ltd.	79,000	84,989
	Chipbond Technology Corp.	107,000	224,755
	ChipMOS Technologies, Inc.	112,000	141,956
	Chong Hong Construction Co. Ltd.	27,000	60,161
	Chun YU Works & Co. Ltd.	13,650	9,229
	Chun Yuan Steel Industry Co. Ltd.	92,000	45,912
	Chung Hwa Pulp Corp.	100,000	64,370
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	6,000	10,007

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Precision Test Tech Co. Ltd.	1,000	$15,374
	Clevo Co.	73,000	70,489
*	CMC Magnetics Corp.	196,336	67,909
	Co.-Tech Development Corp.	12,000	21,708
	Compal Electronics, Inc.	784,000	681,950
	Compeq Manufacturing Co. Ltd.	168,000	274,695
	Compucase Enterprise	7,000	14,016
*	Concord Securities Co. Ltd.	89,510	35,845
	Continental Holdings Corp.	60,000	49,809
	Contrel Technology Co. Ltd.	61,000	31,514
	Coremax Corp.	16,731	37,102
	Coretronic Corp.	67,000	151,373
	Crowell Development Corp.	27,000	22,786
	CTCI Corp.	87,000	105,916
	CviLux Corp.	10,000	11,493
	Cyberlink Corp.	6,000	16,499
	CyberPower Systems, Inc.	9,450	57,236
*	CyberTAN Technology, Inc.	61,000	43,291
	DA CIN Construction Co. Ltd.	48,000	56,768
	Dafeng TV Ltd.	9,000	13,974
	Da-Li Development Co. Ltd.	80,143	78,535
	Darfon Electronics Corp.	37,000	49,653
	Darwin Precisions Corp.	59,000	25,244
	De Licacy Industrial Co. Ltd.	83,740	33,599
	Delpha Construction Co. Ltd.	58,000	48,286
	Depo Auto Parts Ind Co. Ltd.	17,000	68,442
	Dimerco Express Corp.	12,600	30,834
	D-Link Corp.	103,040	58,487
	Dynamic Holding Co. Ltd.	39,701	95,850
	Dynapack International Technology Corp.	16,000	38,751
	E&R Engineering Corp.	7,000	13,383
*	Eastern Media International Corp.	45,381	30,634
	Edimax Technology Co. Ltd.	45,000	18,941
	Edison Opto Corp.	15,000	10,895
	Edom Technology Co. Ltd.	20,900	15,029
	Elite Advanced Laser Corp.	23,000	41,111
	Elite Semiconductor Microelectronics Technology, Inc.	12,000	31,255
	Elitegroup Computer Systems Co. Ltd.	59,000	46,704
	Emerging Display Technologies Corp.	48,000	41,160
	Ennoconn Corp.	11,000	84,908
*	Ennostar, Inc.	110,975	141,621
	EnTie Commercial Bank Co. Ltd.	127,000	55,027
	Eson Precision Ind Co. Ltd.	20,000	35,048
	Eternal Materials Co. Ltd.	133,000	114,275
	Eva Airways Corp.	295,041	250,199
*	Everest Textile Co. Ltd.	92,326	21,143
	Evergreen International Storage & Transport Corp.	87,000	80,327
	Evergreen Steel Corp.	27,000	58,821
	Everlight Chemical Industrial Corp.	92,000	54,699
	Everlight Electronics Co. Ltd.	70,000	95,909
	Excelliance Mos Corp.	5,000	18,571
	Excelsior Medical Co. Ltd.	27,464	73,217
	Far Eastern Department Stores Ltd.	151,000	111,677
	Far Eastern International Bank	434,845	154,503
	Far Eastern New Century Corp.	486,000	442,800
	Farglory F T Z Investment Holding Co. Ltd.	24,000	34,504
	Farglory Land Development Co. Ltd.	48,000	88,473
	Feedback Technology Corp.	10,000	26,836
	Feng Hsin Steel Co. Ltd.	75,000	145,617

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	First Copper Technology Co. Ltd.	12,000	$10,499
	First Hotel	28,000	12,573
	First Insurance Co. Ltd.	27,000	14,045
*	First Steamship Co. Ltd.	184,010	45,943
	FIT Holding Co. Ltd.	18,000	18,053
	Fitipower Integrated Technology, Inc.	11,050	91,469
	Fittech Co. Ltd.	14,000	24,694
	FLEXium Interconnect, Inc.	46,000	118,643
	Flytech Technology Co. Ltd.	5,000	9,727
	Forcecon Tech Co. Ltd.	18,000	73,773
	Formosa Advanced Technologies Co. Ltd.	29,000	34,571
	Formosa Electronic Industries, Inc.	9,000	11,209
	Formosa Laboratories, Inc.	22,704	60,449
	Formosa Optical Technology Co. Ltd.	6,000	14,806
	Formosa Taffeta Co. Ltd.	132,000	102,672
	Formosan Rubber Group, Inc.	62,100	44,759
	Formosan Union Chemical	70,400	44,552
	Founding Construction & Development Co. Ltd.	45,000	26,799
	Foxconn Technology Co. Ltd.	154,000	249,870
	Foxsemicon Integrated Technology, Inc.	9,000	50,821
	Franbo Lines Corp.	19,997	9,838
	Froch Enterprise Co. Ltd.	31,000	16,609
	FSP Technology, Inc.	18,000	26,565
	Fu Hua Innovation Co. Ltd.	42,528	33,841
#	Fulgent Sun International Holding Co. Ltd.	23,000	91,386
	Fullerton Technology Co. Ltd.	18,000	10,718
	Fulltech Fiber Glass Corp.	65,787	34,297
	Fwusow Industry Co. Ltd.	33,990	19,684
	G Shank Enterprise Co. Ltd.	36,000	59,044
	Gallant Precision Machining Co. Ltd.	16,000	13,977
	Gamania Digital Entertainment Co. Ltd.	11,000	22,770
*	GCS Holdings, Inc.	10,000	10,690
	Gemtek Technology Corp.	74,000	74,728
#	General Interface Solution Holding Ltd.	38,000	65,518
	General Plastic Industrial Co. Ltd.	14,000	14,611
	Getac Holdings Corp.	56,000	125,575
	Giant Manufacturing Co. Ltd.	6,000	30,339
	Giantplus Technology Co. Ltd.	35,000	13,120
*	Gigasolar Materials Corp.	4,000	9,874
*	Gigastorage Corp.	23,000	11,884
	Global Brands Manufacture Ltd.	50,600	96,517
	Global Lighting Technologies, Inc.	5,000	7,323
*	Globe Union Industrial Corp.	48,910	20,774
	Gloria Material Technology Corp.	42,000	57,974
	GMI Technology, Inc.	18,180	10,685
	Goldsun Building Materials Co. Ltd., Class C	109,543	85,235
	Good Finance Securities Co. Ltd.	24,000	10,831
	Good Will Instrument Co. Ltd.	14,000	14,847
	Gordon Auto Body Parts	23,000	21,472
	Gourmet Master Co. Ltd.	13,000	39,060
	Grand Pacific Petrochemical	160,000	78,123
	Great China Metal Industry	26,000	18,959
	Great Wall Enterprise Co. Ltd.	59,000	92,624
	Greatek Electronics, Inc.	49,000	88,165
	GTM Holdings Corp.	24,000	21,724
	Hannstar Board Corp.	47,132	81,367
*	HannStar Display Corp.	413,000	141,511
*	HannsTouch Holdings Co.	75,194	21,176
	Hanpin Electron Co. Ltd.	14,000	16,515

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Harvatek Corp.	31,000	$25,007
	Hey Song Corp.	53,000	62,535
	Highwealth Construction Corp.	188,787	237,202
	Hiroca Holdings Ltd.	6,000	6,707
	Hitron Technology, Inc.	13,000	12,036
	Hiwin Technologies Corp.	2,000	12,120
	Ho Tung Chemical Corp.	176,000	45,643
	Hocheng Corp.	45,100	24,782
	Holy Stone Enterprise Co. Ltd.	19,950	58,493
	Hong Pu Real Estate Development Co. Ltd.	35,000	29,198
	Hong TAI Electric Industrial	58,000	43,714
	Hong YI Fiber Industry Co.	19,000	9,551
*	Horizon Securities Co. Ltd.	56,180	16,882
	Hota Industrial Manufacturing Co. Ltd.	27,000	51,674
	Hsin Kuang Steel Co. Ltd.	44,000	63,410
	Hsing TA Cement Co.	29,000	15,664
	HUA ENG Wire & Cable Co. Ltd.	37,000	22,029
	Hua Yu Lien Development Co. Ltd.	12,000	25,002
	Huaku Development Co. Ltd.	44,000	124,290
	Huang Hsiang Construction Corp.	8,000	9,514
	Hung Ching Development & Construction Co. Ltd.	31,000	21,670
	Hung Sheng Construction Ltd.	80,680	44,697
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	27,203
*	IBF Financial Holdings Co. Ltd.	428,212	151,980
	Ichia Technologies, Inc.	47,000	47,483
	I-Chiun Precision Industry Co. Ltd.	11,000	15,864
	IEI Integration Corp.	29,600	62,747
	Infortrend Technology, Inc.	52,000	30,082
	Info-Tek Corp.	14,000	22,387
	Innolux Corp.	1,474,804	555,952
	Inpaq Technology Co. Ltd.	19,954	40,597
	Integrated Service Technology, Inc.	19,000	49,448
	International CSRC Investment Holdings Co.	116,600	68,752
	Inventec Corp.	240,000	300,663
	Iron Force Industrial Co. Ltd.	6,000	15,677
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	24,970
	ITEQ Corp.	35,000	82,372
	Jarllytec Co. Ltd.	10,000	46,012
	Jean Co. Ltd.	18,000	10,681
	Jess-Link Products Co. Ltd.	13,000	33,552
	Jia Wei Lifestyle, Inc.	7,000	12,464
	Johnson Health Tech Co. Ltd.	13,000	26,482
	K Laser Technology, Inc.	27,000	19,096
	Kaimei Electronic Corp.	18,400	35,129
	Kedge Construction Co. Ltd.	9,108	20,476
	KEE TAI Properties Co. Ltd.	49,000	22,790
	Kenda Rubber Industrial Co. Ltd.	106,975	96,434
	Kerry TJ Logistics Co. Ltd.	37,000	42,366
	Kindom Development Co. Ltd.	53,900	56,809
	King Chou Marine Technology Co. Ltd.	8,000	9,693
	King Yuan Electronics Co. Ltd.	173,000	409,872
	King’s Town Bank Co. Ltd.	138,000	158,259
	Kinko Optical Co. Ltd.	9,455	7,548
	Kinpo Electronics	184,000	79,264
	Kinsus Interconnect Technology Corp.	44,000	129,539
	KS Terminals, Inc.	12,000	24,827
*	Kung Sing Engineering Corp.	75,900	21,595
	Kuo Toong International Co. Ltd.	29,399	32,361
*	Kuo Yang Construction Co. Ltd.	28,000	15,567

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kwong Lung Enterprise Co. Ltd.	23,000	$36,278
	KYE Systems Corp.	34,000	12,194
	L&K Engineering Co. Ltd.	30,000	118,210
	Laster Tech Corp. Ltd.	9,000	13,697
*	Lealea Enterprise Co. Ltd.	135,200	42,380
	LEE CHI Enterprises Co. Ltd.	19,000	8,397
	Lelon Electronics Corp.	14,000	23,612
	Leo Systems, Inc.	21,000	21,332
*	Li Peng Enterprise Co. Ltd.	119,000	27,938
	Lida Holdings Ltd.	18,000	19,181
	Lingsen Precision Industries Ltd.	77,000	50,375
	Lite-On Technology Corp.	25,000	77,838
*	Long Bon International Co. Ltd.	44,000	21,321
	Long Da Construction & Development Corp.	66,000	51,124
	Longchen Paper & Packaging Co. Ltd.	140,808	60,261
	Longwell Co.	23,000	44,873
	Lucky Cement Corp.	40,000	16,559
	Lumax International Corp. Ltd.	19,800	49,667
*	Lung Yen Life Service Corp.	33,000	36,248
	Macauto Industrial Co. Ltd.	6,000	13,547
	Macroblock, Inc.	4,000	12,376
	Macronix International Co. Ltd.	304,000	254,028
	Mayer Steel Pipe Corp.	30,000	25,908
	Meiloon Industrial Co.	22,400	13,140
*	Mercuries & Associates Holding Ltd.	83,517	32,483
*	Mercuries Life Insurance Co. Ltd.	532,657	82,948
	Merry Electronics Co. Ltd.	27,384	75,070
	METAAGE Corp.	8,000	14,972
	Mildef Crete, Inc.	7,000	17,054
	MIN AIK Technology Co. Ltd.	30,000	18,131
	Mirle Automation Corp.	38,000	43,274
#	Mitac Holdings Corp.	147,944	168,459
	MOSA Industrial Corp.	20,559	15,185
	MPI Corp.	13,000	76,194
	Namchow Holdings Co. Ltd.	20,000	30,257
	Nan Liu Enterprise Co. Ltd.	7,000	15,195
	Nan Pao Resins Chemical Co. Ltd.	6,000	36,887
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	14,565
	Nantex Industry Co. Ltd.	38,000	40,388
	Nanya Technology Corp.	18,000	36,086
	National Aerospace Fasteners Corp.	11,000	29,526
	New Best Wire Industrial Co. Ltd.	11,000	12,601
#	Nexcom International Co. Ltd.	16,000	20,041
	Nichidenbo Corp.	18,000	30,911
	Nien Hsing Textile Co. Ltd.	23,000	13,427
	Niko Semiconductor Co. Ltd.	9,280	16,472
	Nishoku Technology, Inc.	4,000	11,941
	O-Bank Co. Ltd.	208,909	60,185
	Optimax Technology Corp.	17,000	16,374
	Orient Semiconductor Electronics Ltd.	37,000	47,622
	Oriental Union Chemical Corp.	67,000	37,707
	O-TA Precision Industry Co. Ltd.	4,000	10,548
	Pacific Construction Co.	32,000	8,950
	Paiho Shih Holdings Corp.	10,500	6,612
	Pan Jit International, Inc.	40,000	74,018
	Pan-International Industrial Corp.	76,000	79,965
*	PChome Online, Inc.	38,575	53,046
	PCL Technologies, Inc.	7,000	16,339
	Pegatron Corp.	196,000	457,390

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*††	Pharmally International Holding Co. Ltd.	7,000	$0
	Phison Electronics Corp.	26,000	375,263
	Pixart Imaging, Inc.	19,000	75,534
	Pou Chen Corp.	356,000	317,325
	Powerchip Semiconductor Manufacturing Corp.	504,000	414,601
	Powertech Technology, Inc.	120,000	389,860
	President Securities Corp.	131,539	70,781
	Primax Electronics Ltd.	68,000	145,230
	Prince Housing & Development Corp.	218,000	71,640
	Promate Electronic Co. Ltd.	25,000	41,891
	Prosperity Dielectrics Co. Ltd.	13,000	17,870
	Qisda Corp.	235,000	308,482
	QST International Corp.	18,143	31,931
	Qualipoly Chemical Corp.	15,000	15,545
	Quang Viet Enterprise Co. Ltd.	9,000	30,711
	Quanta Storage, Inc.	33,000	70,022
	Quintain Steel Co. Ltd.	56,139	22,719
	Radiant Opto-Electronics Corp.	69,000	264,476
*	Radium Life Tech Co. Ltd.	141,320	38,138
	Rechi Precision Co. Ltd.	61,000	35,937
*	Rich Development Co. Ltd.	145,000	39,778
*	Ritek Corp.	142,121	34,645
	Ruentex Development Co. Ltd.	262,500	263,255
	Ruentex Industries Ltd.	114,071	201,912
	Sampo Corp.	43,200	37,340
	San Fang Chemical Industry Co. Ltd.	20,000	14,415
	San Far Property Ltd.	27,272	14,564
	Sanyang Motor Co. Ltd.	14,000	28,859
	Savior Lifetec Corp.	32,000	18,080
	ScinoPharm Taiwan Ltd.	13,000	10,645
	Senao International Co. Ltd.	10,000	11,103
	Sercomm Corp.	11,000	38,379
	Sesoda Corp.	27,776	26,056
	Shan-Loong Transportation Co. Ltd.	14,000	13,102
	Sheng Yu Steel Co. Ltd.	27,000	19,431
	ShenMao Technology, Inc.	16,000	29,063
	Shih Her Technologies, Inc.	7,000	15,631
	Shih Wei Navigation Co. Ltd.	84,708	46,468
	Shihlin Electric & Engineering Corp.	31,000	90,949
*	Shin Kong Financial Holding Co. Ltd.	2,479,698	666,166
	Shin Ruenn Development Co. Ltd.	15,000	22,980
	Shin Zu Shing Co. Ltd.	23,000	65,766
*	Shining Building Business Co. Ltd.	68,330	21,434
	Shinkong Insurance Co. Ltd.	38,000	78,250
	Shinkong Synthetic Fibers Corp.	201,000	93,400
	Shinkong Textile Co. Ltd.	27,000	36,746
	ShunSin Technology Holding Ltd.	6,000	23,014
*	Shuttle, Inc.	55,000	27,673
	Sigurd Microelectronics Corp.	72,726	133,533
	Silicon Integrated Systems Corp.	74,800	115,785
	Simplo Technology Co. Ltd.	28,000	288,475
	Sincere Navigation Corp.	48,410	32,444
	Singatron Enterprise Co. Ltd.	15,000	11,847
	Sinon Corp.	70,000	78,999
	Sinphar Pharmaceutical Co. Ltd.	11,000	10,867
	Sinyi Realty, Inc.	11,000	9,610
	Siward Crystal Technology Co. Ltd.	28,000	25,814
	Soft-World International Corp.	8,000	23,582
	Solar Applied Materials Technology Corp.	69,000	83,252

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Solomon Technology Corp.	48,000	$49,956
	Solteam, Inc.	9,598	12,350
	Sonix Technology Co. Ltd.	8,000	12,215
	Sports Gear Co. Ltd.	17,000	34,633
	St Shine Optical Co. Ltd.	8,000	44,876
	Standard Chemical & Pharmaceutical Co. Ltd.	8,000	14,934
	Standard Foods Corp.	44,000	51,266
	Sunplus Technology Co. Ltd.	56,000	52,261
	Sunrex Technology Corp.	30,000	45,845
	Sunspring Metal Corp.	14,177	9,784
	Supreme Electronics Co. Ltd.	78,219	134,365
	Swancor Holding Co. Ltd.	10,000	26,641
	Sweeten Real Estate Development Co. Ltd.	34,589	26,364
	Syncmold Enterprise Corp.	17,000	35,150
	Synmosa Biopharma Corp.	16,359	18,958
	Synnex Technology International Corp.	220,000	466,907
	Systex Corp.	22,000	68,149
	T3EX Global Holdings Corp.	10,000	22,545
	TA Chen Stainless Pipe	298,654	341,940
	Ta Ya Electric Wire & Cable	132,534	131,601
	Tah Hsin Industrial Corp.	5,720	12,524
	TA-I Technology Co. Ltd.	20,000	27,505
#	Taichung Commercial Bank Co. Ltd.	670,906	304,530
	Taiflex Scientific Co. Ltd.	39,000	50,046
	Taimide Tech, Inc.	9,000	10,654
	Tainan Spinning Co. Ltd.	207,000	90,770
	Tai-Saw Technology Co. Ltd.	22,000	17,970
	Taishin Financial Holding Co. Ltd.	647,636	345,427
	TaiSol Electronics Co. Ltd.	16,000	29,673
	Taisun Enterprise Co. Ltd.	22,000	13,667
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	24,930
	Taiwan Business Bank	1,134,699	447,372
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	14,922
	Taiwan Cogeneration Corp.	65,000	79,393
	Taiwan Fertilizer Co. Ltd.	132,000	241,859
	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	40,258
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	52,010
*	Taiwan Glass Industry Corp.	162,000	91,414
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	139,797
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	24,000	26,573
††	Taiwan Land Development Corp.	217,000	3,362
	Taiwan Navigation Co. Ltd.	66,000	55,990
	Taiwan Paiho Ltd.	47,000	83,371
	Taiwan PCB Techvest Co. Ltd.	53,000	69,419
	Taiwan Sanyo Electric Co. Ltd.	12,000	13,965
	Taiwan Shin Kong Security Co. Ltd.	51,510	63,546
	Taiwan Surface Mounting Technology Corp.	41,000	115,867
*	Taiwan TEA Corp.	91,000	55,691
	Taiwan Union Technology Corp.	54,000	178,228
	Taiwan-Asia Semiconductor Corp.	49,000	67,973
	Taiyen Biotech Co. Ltd.	15,000	15,389
*	Tatung Co. Ltd.	33,000	36,573
	TBI Motion Technology Co. Ltd.	9,000	8,582
	Te Chang Construction Co. Ltd.	13,000	26,256
	Teco Electric & Machinery Co. Ltd.	296,000	422,486
	Test Research, Inc.	19,000	35,274
	Test Rite International Co. Ltd.	46,000	28,446
	Thinking Electronic Industrial Co. Ltd.	9,000	38,058
	Thye Ming Industrial Co. Ltd.	22,400	37,869

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ton Yi Industrial Corp.	154,000	$74,725
	Tong Hsing Electronic Industries Ltd.	33,280	138,135
	Tong Yang Industry Co. Ltd.	87,000	197,361
	Tong-Tai Machine & Tool Co. Ltd.	18,000	9,587
	Top Union Electronics Corp.	33,334	31,800
	Topco Technologies Corp.	6,000	12,805
	Topkey Corp.	11,000	54,770
	Topoint Technology Co. Ltd.	17,000	13,952
	TPK Holding Co. Ltd.	61,000	60,463
	Transcend Information, Inc.	39,000	88,450
	Tripod Technology Corp.	70,000	358,373
	TSRC Corp.	97,000	68,620
*	Tul Corp.	6,000	16,864
	Tung Ho Steel Enterprise Corp.	77,850	156,270
	TXC Corp.	8,000	23,725
	TYC Brother Industrial Co. Ltd.	38,000	44,094
*	Tycoons Group Enterprise	63,954	23,235
*	Tyntek Corp.	52,000	28,966
	UDE Corp.	8,000	12,387
	U-Ming Marine Transport Corp.	69,000	94,561
	Union Bank of Taiwan	340,863	138,891
	Unitech Computer Co. Ltd.	19,000	18,960
	Unitech Printed Circuit Board Corp.	107,876	61,825
	United Orthopedic Corp.	11,000	22,634
	United Renewable Energy Co. Ltd.	197,000	90,750
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Universal Cement Corp.	70,040	54,861
	UPC Technology Corp.	149,316	68,144
*	UPI Semiconductor Corp.	5,000	37,329
	USI Corp.	120,000	71,425
	Utechzone Co. Ltd.	4,000	8,552
	Ve Wong Corp.	24,000	31,879
	Ventec International Group Co. Ltd., Class C	5,000	13,047
	Viking Tech Corp.	10,000	15,045
	Wafer Works Corp.	74,000	99,854
	Wah Lee Industrial Corp.	33,660	98,093
	Walsin Lihwa Corp.	448,607	477,444
	Walsin Technology Corp.	52,000	168,464
	Walton Advanced Engineering, Inc.	49,000	22,592
	Wan Hai Lines Ltd.	120,000	171,511
	Wei Chuan Foods Corp.	66,000	37,702
	Weikeng Industrial Co. Ltd.	69,946	58,156
	Well Shin Technology Co. Ltd.	9,000	13,512
	Win Semiconductors Corp.	46,000	206,175
	Winbond Electronics Corp.	546,000	423,107
	Winstek Semiconductor Co. Ltd.	6,000	15,672
	Wisdom Marine Lines Co. Ltd.	70,221	90,672
	Wistron Corp.	131,000	365,293
	Wistron NeWeb Corp.	44,000	173,822
	WPG Holdings Ltd.	295,000	652,784
#	WT Microelectronics Co. Ltd.	78,000	286,146
	WUS Printed Circuit Co. Ltd.	28,350	29,511
	Xxentria Technology Materials Corp.	20,900	45,880
	Ya Horng Electronic Co. Ltd.	7,000	10,491
#	Yang Ming Marine Transport Corp.	275,000	358,429
	YC INOX Co. Ltd.	70,973	57,508
	Yea Shin International Development Co. Ltd.	45,561	36,244
	Yem Chio Co. Ltd.	82,065	40,507
*	Yeong Guan Energy Technology Group Co. Ltd.	15,639	24,637

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	YFC-Boneagle Electric Co. Ltd.	14,596	$11,962
	YFY, Inc.	188,000	173,111
	Yi Jinn Industrial Co. Ltd.	23,000	12,353
	Yieh Phui Enterprise Co. Ltd.	174,069	83,104
	Yonyu Plastics Co. Ltd.	12,000	11,593
	Young Fast Optoelectronics Co. Ltd.	11,000	13,101
	Youngtek Electronics Corp.	21,000	37,100
	Yuanta Futures Co. Ltd.	25,944	47,039
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	33,582
	Yulon Motor Co. Ltd.	104,886	240,878
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	29,384
	YungShin Global Holding Corp.	20,000	27,304
	Zeng Hsing Industrial Co. Ltd.	7,520	24,835
	Zenitron Corp.	27,000	26,269
	Zhen Ding Technology Holding Ltd.	109,000	329,555
	Zig Sheng Industrial Co. Ltd.	68,000	20,900
*	Zinwell Corp.	56,000	41,218
	Zippy Technology Corp.	8,000	11,214
	Zyxel Group Corp.	35,930	60,782

TOTAL TAIWAN			38,810,191

THAILAND — (1.9%)
	AAPICO Hitech PCL	68,970	53,729
*	Absolute Clean Energy PCL	428,400	18,117
	Advanced Information Technology PCL, Class F	161,000	19,351
	AEON Thana Sinsap Thailand PCL	15,900	64,587
	Alucon PCL	900	4,407
	Amata Corp. PCL	119,300	78,997
	AP Thailand PCL	470,400	141,346
	Asia Plus Group Holdings PCL	195,300	14,888
	Asia Sermkij Leasing PCL, NVDR	43,200	24,399
	Bangchak Corp. PCL	189,300	217,253
*	Bangkok Airways PCL	71,400	27,016
	Bangkok Commercial Asset Management PCL	285,100	70,992
	Bangkok Insurance PCL	15,820	131,604
*	Bangkok Land PCL	2,058,700	39,522
	Bangkok Life Assurance PCL, NVDR	115,600	74,617
	Banpu PCL	1,205,200	254,838
*	Better World Green PCL	535,300	7,744
	Cal-Comp Electronics Thailand PCL, Class F	672,321	28,432
	CH Karnchang PCL	41,900	25,413
	CIMB Thai Bank PCL	129,100	2,155
	Dhipaya Group Holdings PCL	85,600	80,974
	Don Muang Tollway PCL	41,800	13,839
	Eastern Polymer Group PCL, Class F	73,800	13,552
	Eastern Water Resources Development & Management PCL, Class F	91,200	10,657
	Frasers Property Thailand PCL	79,285	32,868
	GFPT PCL	94,100	26,704
	Global Green Chemicals PCL, Class F	42,800	9,407
	Gunkul Engineering PCL	386,800	24,537
	Hana Microelectronics PCL	73,707	107,149
	ICC International PCL	9,300	10,609
	Ichitan Group PCL	52,400	22,306
	Index Livingmall PCL	26,600	16,726
	IRPC PCL	1,597,800	85,352
*	Italian-Thai Development PCL	664,700	22,932
	Jaymart Group Holdings PCL	46,600	21,263
	JMT Network Services PCL	72,100	59,176
	KGI Securities Thailand PCL	258,200	31,608

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Khon Kaen Sugar Industry PCL	300,000	$23,871
	Kiatnakin Phatra Bank PCL	35,100	48,096
	Lalin Property PCL	79,100	18,156
	Lanna Resources PCL	55,400	22,658
	LH Financial Group PCL	755,000	20,796
*	Loxley PCL	304,700	13,479
	LPN Development PCL	199,200	22,058
	Major Cineplex Group PCL	61,400	25,966
*	Master Ad PCL	1,012,300	13,519
	MBK PCL	90,110	40,113
	MCS Steel PCL	107,500	19,590
	Next Capital PCL	106,700	8,134
	Ngern Tid Lor PCL	146,900	78,472
	Noble Development PCL	116,100	11,176
	Northeast Rubber PCL	127,600	16,260
*	Nusasiri PCL	1,194,500	11,964
	Origin Property PCL, Class F	71,000	17,680
	Polyplex Thailand PCL	55,700	15,342
	Precious Shipping PCL	120,349	28,126
	Prima Marine PCL	103,800	17,472
	Property Perfect PCL	1,420,230	11,854
	Pruksa Holding PCL	104,600	36,378
	PTG Energy PCL	108,200	24,534
	Quality Houses PCL	903,750	56,323
*	Raimon Land PCL	646,700	8,097
	Ratchthani Leasing PCL	503,500	39,224
	Regional Container Lines PCL	38,500	20,995
	Rojana Industrial Park PCL	153,500	25,624
*	S Hotels & Resorts PCL	177,900	11,681
	Saha Pathana Inter-Holding PCL	22,100	41,504
	Saha Pathanapibul PCL	16,100	27,772
	Saha-Union PCL	21,500	18,095
	Sansiri PCL	1,986,600	84,566
	SC Asset Corp. PCL	297,500	27,977
	Siam City Cement PCL	13,000	48,285
	Siamgas & Petrochemicals PCL	137,400	30,391
	Singha Estate PCL	169,800	4,157
#	Sino-Thai Engineering & Construction PCL	207,400	49,336
	Somboon Advance Technology PCL	53,100	26,149
	SPCG PCL	96,900	34,778
	Sri Trang Agro-Industry PCL	181,451	72,697
	Sri Trang Gloves Thailand PCL	206,700	33,642
	Srisawad Corp. PCL	71,900	83,017
	Star Petroleum Refining PCL	270,900	55,774
	Stars Microelectronics Thailand PCL	104,200	13,974
*	STP & I PCL	174,900	13,430
	Supalai PCL	171,700	87,898
*	Super Energy Corp. PCL	2,236,200	26,753
	Susco PCL	78,400	9,859
	Tata Steel Thailand PCL	557,900	12,418
*	Thai Reinsurance PCL	381,800	8,286
	Thai Stanley Electric PCL, NVDR	4,800	23,838
	Thai Union Group PCL, Class F	384,400	144,381
	Thaicom PCL	118,200	41,107
	Thaifoods Group PCL, Class F	73,800	6,571
	Thanachart Capital PCL	53,000	72,254
	Thoresen Thai Agencies PCL	239,200	34,274
	Tipco Asphalt PCL	79,181	41,416
	Tisco Financial Group PCL	33,500	89,709

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TKS Technologies PCL	52,250	$9,595
	TMT Steel PCL	57,900	9,746
	TPI Polene PCL	1,008,400	38,717
	TPI Polene Power PCL	312,601	28,701
	Univanich Palm Oil PCL	72,000	16,526
	WHA Corp. PCL	1,213,300	168,783
	Workpoint Entertainment PCL	55,300	16,309
*	Xspring Capital PCL	484,400	11,860

TOTAL THAILAND			4,161,249

TURKEY — (1.6%)
*	Adese Alisveris Merkezleri Ticaret AS	299,922	20,551
	Aksa Akrilik Kimya Sanayii AS	10,176	31,872
	Aksa Enerji Uretim AS	23,710	29,336
*	Aksigorta AS	73,494	16,326
	Alarko Holding AS	45,997	164,511
*	Albaraka Turk Katilim Bankasi AS	207,057	30,435
*	Anadolu Anonim Turk Sigorta Sirketi	38,526	80,138
	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,053	130,602
	Anadolu Hayat Emeklilik AS	10,998	18,247
	Ayen Enerji AS	7,845	7,866
	Aygaz AS	14,660	71,136
	Bagfas Bandirma Gubre Fabrikalari AS	8,945	10,691
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,675	10,692
	Bera Holding AS	105,274	63,590
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,144	265,729
*	Bursa Cimento Fabrikasi AS	89,116	29,501
*	Cemas Dokum Sanayi AS	54,805	9,881
	Cemtas Celik Makina Sanayi Ve Ticaret AS	16,385	6,885
	Cimsa Cimento Sanayi VE Ticaret AS	69,895	90,544
	Coca-Cola Icecek AS	11,875	154,486
	Deva Holding AS	5,945	17,398
	Dogan Sirketler Grubu Holding AS	238,931	115,606
	Dogus Otomotiv Servis ve Ticaret AS	9,190	80,622
	EGE Gubre Sanayii AS	3,454	15,657
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	46,993	72,862
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,687	14,008
	Esenboga Elektrik Uretim AS	5,702	18,105
*	Global Yatirim Holding AS	66,232	28,131
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,552	25,466
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	50,861	48,465
	GSD Holding AS	257,244	34,824
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	19,100	15,255
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	25,407
*	Is Finansal Kiralama AS	66,301	28,540
	Is Yatirim Menkul Degerler AS, Class A	69,165	103,419
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,160	55,813
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	26,778	19,054
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	144,418	127,440
	Kervan Gida Sanayi Ve Ticaret AS	14,039	11,408
	Kordsa Teknik Tekstil AS	15,454	45,565
	Koza Altin Isletmeleri AS	26,852	20,850
*	Koza Anadolu Metal Madencilik Isletmeleri AS	26,709	49,650
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	16,863	56,847
	Naturel Yenilenebilir Enerji Ticaret AS	2,497	27,758
*	NET Holding AS	83,578	59,019
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	191,537	79,818
*	Parsan Makina Parcalari Sanayii AS	4,668	19,224
*	Pegasus Hava Tasimaciligi AS	6,120	152,487

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Peker Gayrimenkul Yatirim Ortakligi AS	85,830	$82,962
*	Petkim Petrokimya Holding AS	169,572	118,031
	Polisan Holding AS	34,532	18,296
*	RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS	16,584	7,643
	Sekerbank Turk AS	259,133	61,044
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	49,264
*	TAV Havalimanlari Holding AS	36,389	147,377
	Tekfen Holding AS	30,662	44,246
*	Tukas Gida Sanayi ve Ticaret AS	79,141	21,788
	Turkiye Petrol Rafinerileri AS	3	13
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	66,222
*	Ulker Biskuvi Sanayi AS	28,413	72,804
	Ulusoy Un Sanayi ve Ticaret AS	17,750	17,004
	Vakif Finansal Kiralama AS	111,331	18,986
	Vestel Beyaz Esya Sanayi ve Ticaret AS	51,990	30,826
*	Vestel Elektronik Sanayi ve Ticaret AS	27,153	58,546
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	18,533	19,595
	Ziraat Gayrimenkul Yatirim Ortakligi AS	90,035	15,480
*	Zorlu Enerji Elektrik Uretim AS	371,428	69,493

TOTAL TURKEY			3,531,337

UNITED ARAB EMIRATES — (2.6%)
	Abu Dhabi Commercial Bank PJSC	239,958	524,375
	Abu Dhabi National Hotels	757,030	198,102
	Abu Dhabi National Insurance Co. PSC	28,687	47,105
	Agthia Group PJSC	50,465	61,190
*	AL Seer Marine Supplies & Equipment Co. LLC	7,781	17,091
	Aldar Properties PJSC	383,104	542,688
	Amanat Holdings PJSC	183,087	49,596
*	Amlak Finance PJSC	113,599	24,609
	Aramex PJSC	18,278	11,461
*††	Bank of Sharjah	63,601	11,245
	Dana Gas PJSC	959,569	211,672
*	Deyaar Development PJSC	265,756	42,600
	Dubai Investments PJSC	384,377	236,197
	Dubai Islamic Bank PJSC	441,639	649,293
	Emaar Development PJSC	174,367	294,257
	Emaar Properties PJSC	1,176,208	2,142,796
*	EMSTEEL Building Materials PJSC	170,002	62,522
*	Eshraq Investments PJSC	292,261	34,645
*	Manazel PJSC	286,170	28,216
*	Multiply Group PJSC	190,065	176,116
	National Bank of Ras Al-Khaimah PSC	106,807	159,072
	Orascom Construction PLC	3,812	13,997
*	RAK Properties PJSC	262,778	76,608
	Ras Al Khaimah Ceramics	86,789	57,422
*	Shuaa Capital PSC	275,704	19,614
*	Union Properties PJSC	680,886	61,312

TOTAL UNITED ARAB EMIRATES			5,753,801

TOTAL COMMON STOCKS			217,866,079

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
*	Alpargatas SA	34,734	56,837
	Banco ABC Brasil SA, 6.373%	24,835	92,163
	Banco ABC Brasil SA	1,294	5,105
Ω	Banco BMG SA, 7.152%	24,962	11,437

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Banco do Estado do Rio Grande do Sul SA Class B, 8.640%	45,500	$98,369
Banco Pan SA, 3.575%	58,481	81,543
Banco Pine SA, 4.621%	13,900	9,677
Cia de Ferro Ligas da Bahia FERBASA, 6.731%	9,800	94,526
Eucatex SA Industria e Comercio, 6.424%	6,900	16,833
Marcopolo SA, 7.137%	102,594	106,628
Raizen SA, 6.241%	20,770	14,954
Randon SA Implementos e Participacoes, 4.690%	40,000	86,557
Schulz SA, 4.046%	15,200	22,129
Taurus Armas SA, 9.430%	19,900	58,416
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.974%	84,003	110,132

TOTAL BRAZIL		865,306

INDIA — (0.0%)
Sundaram Clayton Ltd.	104	13
* TVS Holdings Ltd.	104,168	13,019

TOTAL INDIA		13,032

PHILIPPINES — (0.0%)
Cebu Air, Inc., 6.000%	21,128	11,836

TOTAL PREFERRED STOCKS		890,174

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Diagnosticos da America SA Warrants 04/30/2025	583	266
* Grupo Casas Bahia SA Warrants 09/19/2024	85,327	677

TOTAL BRAZIL		943

KUWAIT — (0.0%)
* Gulf Bank KSCP Rights 11/12/2023	21,303	441

SOUTH KOREA — (0.0%)
* Ecoplastic Corp. Rights 11/07/2023	836	993

TAIWAN — (0.0%)
* Farglory F T Z Investment Holding Co. Ltd. Rights	836	166
* Winbond Electronics Corp. Rights 11/03/2023	21,950	1,997

TOTAL TAIWAN		2,163

THAILAND — (0.0%)
* Better World Green PCL Warrants 03/13/2024	89,216	0
* Cal-Comp Electronics Thailand PCL Rights 11/10/2023	528,646	294
* Nusasiri PCL Warrants 07/04/2025	238,900	532

TOTAL THAILAND		826

TOTAL RIGHTS/WARRANTS		5,366

TOTAL INVESTMENT SECURITIES (Cost $212,469,435)		218,761,619

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	149,200	1,725,801

TOTAL INVESTMENTS — (100.0%) (Cost $214,195,239)		$220,487,420

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2023, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	7	12/15/23	$1,572,183	$1,474,287	$(97,896)

Total Futures Contracts			$1,572,183	$1,474,287	$(97,896)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$8,218,809	$229,837	—		$8,448,646
Chile	—	640,197	—		640,197
China	2,425,609	44,004,187	$243,077		46,672,873
Colombia	113,840	—	—		113,840
Greece	—	1,259,830	—		1,259,830
India	848,412	46,090,802	48,202		46,987,416
Indonesia	—	4,470,820	13,790		4,484,610
Kuwait	1,074,442	270,921	—		1,345,363
Malaysia	—	4,105,943	—		4,105,943
Mexico	4,920,967	323,741	—		5,244,708
Philippines	—	1,283,488	12,086		1,295,574
Poland	—	2,274,911	—		2,274,911
Qatar	—	2,245,183	—		2,245,183
Saudi Arabia	16,457	8,815,185	—		8,831,642
South Africa	212,166	5,474,332	—		5,686,498
South Korea	12,141	25,872,434	87,692		25,972,267
Taiwan	—	38,806,829	3,362		38,810,191
Thailand	3,971,991	189,258	—		4,161,249
Turkey	—	3,531,337	—		3,531,337
United Arab Emirates	—	5,742,556	11,245		5,753,801
Preferred Stocks
Brazil	853,869	11,437	—		865,306
India	—	13,032	—		13,032
Philippines	—	11,836	—		11,836
Rights/Warrants
Brazil	—	943	—		943
Kuwait	—	441	—		441
South Korea	—	993	—		993
Taiwan	—	2,163	—		2,163
Thailand	—	826	—		826
Securities Lending Collateral	—	1,725,801	—		1,725,801
Futures Contracts**	(97,896)	—	—		(97,896)

TOTAL	$22,570,807	$197,399,263	$419,454	^	$220,389,524

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (97.2%)
BRAZIL — (5.6%)
*	AES Brasil Energia SA	30,806	$61,529
	Allied Tecnologia SA	8,800	9,931
	Allos SA	64,484	292,892
	Alper Consultoria e Corretora de Seguros SA	2,700	17,667
	Alupar Investimento SA	20,424	113,427
	Ambev SA, ADR	165,506	418,730
	Ambipar Participacoes e Empreendimentos SA	10,100	27,345
*	Anima Holding SA	75,700	39,038
	Arezzo Industria e Comercio SA	6,027	69,800
	Atacadao SA	71,300	126,853
	Auren Energia SA	41,087	109,364
	B3 SA — Brasil Bolsa Balcao	195,900	431,297
	Banco Bradesco SA	74,530	181,678
	Banco BTG Pactual SA	41,969	246,399
	Banco do Brasil SA	101,287	971,335
	Banco Santander Brasil SA	19,400	103,585
	BB Seguridade Participacoes SA	57,773	352,476
	Bemobi Mobile Tech SA	13,669	32,669
*	Blau Farmaceutica SA	4,900	14,773
	Boa Safra Sementes SA	13,300	33,318
	BrasilAgro — Co. Brasileira de Propriedades Agricolas	9,800	48,089
*	BRF SA	187,809	397,466
	Brisanet Participacoes SA	24,408	14,669
*	C&A Modas SA	36,200	37,049
	Caixa Seguridade Participacoes SA	25,231	54,148
	Camil Alimentos SA	25,900	35,395
	CCR SA	125,280	297,685
	Centrais Eletricas Brasileiras SA	74,689	516,123
	Cia Brasileira de Aluminio	42,100	31,731
*	Cia Brasileira de Distribuicao	40,679	29,208
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	31,000	358,897
	Cia de Saneamento de Minas Gerais Copasa MG	30,000	94,848
	Cia de Saneamento do Parana	42,900	185,070
	Cia de Saneamento do Parana	28,200	23,883
	Cia Energetica de Minas Gerais	30,549	93,312
	Cia Paranaense de Energia	56,729	88,439
	Cia Siderurgica Nacional SA, Sponsored ADR	28,507	65,851
	Cia Siderurgica Nacional SA	148,472	346,314
	Cielo SA	276,200	192,835
*	Clear Sale SA	8,825	6,599
*	Cogna Educacao SA	423,658	201,672
*	Construtora Tenda SA	22,060	49,618
	Cosan SA	60,887	190,206
	CPFL Energia SA	13,200	87,551
	Cruzeiro do Sul Educacional SA	40,000	29,910
	CSU Digital SA	7,400	23,484
	Cury Construtora e Incorporadora SA	27,700	80,983
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	65,400	233,361
Ω	Desktop — Sigmanet Comunicacao Multimidia SA	13,700	37,363
	Dexco SA	95,163	129,482
	Diagnosticos da America SA	39,079	75,108
	Dimed SA Distribuidora da Medicamentos	20,800	43,607
	Direcional Engenharia SA	20,592	70,903
	EcoRodovias Infraestrutura e Logistica SA	47,900	66,695
*	Eletromidia SA	3,500	10,517
*	Embraer SA	160,300	559,265
	Empreendimentos Pague Menos SA	44,246	26,328

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Enauta Participacoes SA	36,350	$125,667
	Energisa SA	26,300	243,138
*	Eneva SA	82,944	178,004
	Engie Brasil Energia SA	19,100	148,883
	Equatorial Energia SA	90,822	569,242
	Eternit SA	16,800	24,658
	Even Construtora e Incorporadora SA	35,200	44,334
	Ez Tec Empreendimentos e Participacoes SA	25,900	73,820
	Fleury SA	40,161	119,405
	Fras-Le SA	14,100	41,838
	Gerdau SA, Sponsored ADR	158,592	688,288
Ω	GPS Participacoes e Empreendimentos SA	50,952	162,303
	Grendene SA	53,500	65,791
	Grupo Casas Bahia SA	432,250	38,580
	Grupo De Moda Soma SA	110,879	116,339
*	Grupo Mateus SA	53,894	62,213
	Grupo SBF SA	16,000	22,214
*	Guararapes Confeccoes SA	24,500	22,985
* Ω	Hapvida Participacoes e Investimentos SA	542,814	397,279
	Helbor Empreendimentos SA	13,200	6,126
*	Hidrovias do Brasil SA	81,463	63,823
	Hypera SA	34,000	204,266
*	Infracommerce CXAAS SA	61,762	14,823
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,300	16,333
*	International Meal Co. Alimentacao SA, Class A	38,000	11,984
	Iochpe Maxion SA	40,900	91,506
	Irani Papel e Embalagem SA	24,000	51,411
*	IRB-Brasil Resseguros SA	19,312	155,857
	Itau Unibanco Holding SA	24,400	109,955
	Jalles Machado SA	36,349	59,551
	JBS SA	103,494	411,164
	JHSF Participacoes SA	92,900	79,048
	JSL SA	14,500	24,187
	Kepler Weber SA	25,500	53,511
	Klabin SA	187,718	796,780
	Lavvi Empreendimentos Imobiliarios SA	9,422	12,633
	Localiza Rent a Car SA	28,792	290,504
Ω	Locaweb Servicos de Internet SA	95,127	102,641
	LOG Commercial Properties e Participacoes SA	11,400	46,850
*	Log-in Logistica Intermodal SA	5,900	47,792
*	Lojas Quero-Quero SA	78,800	60,799
	Lojas Renner SA	198,779	483,370
	M Dias Branco SA	8,821	57,019
*	Magazine Luiza SA	274,870	72,510
	Mahle Metal Leve SA	7,417	53,607
	Marcopolo SA	32,400	26,348
* Ω	Meliuz SA	9,750	13,808
	Melnick Even Desenvolvimento Imobiliario SA	10,200	8,295
	Mills Estruturas e Servicos de Engenharia SA	23,645	48,727
	Minerva SA	53,700	80,629
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	10,900	7,783
*	Moura Dubeux Engenharia SA	8,800	17,856
	Movida Participacoes SA	39,543	68,627
*	MPM Corporeos SA	44,400	9,511
	MRV Engenharia e Participacoes SA	87,176	142,649
*	Multilaser Industrial SA	45,900	16,114
	Multiplan Empreendimentos Imobiliarios SA	38,575	189,289
*	Natura & Co. Holding SA	94,882	239,946
	Neoenergia SA	23,607	82,034

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Oceanpact Servicos Maritimos SA	19,500	$17,869
	Odontoprev SA	51,220	106,062
*	Omega Energia SA	63,602	95,876
*	Oncoclinicas do Brasil Servicos Medicos SA	13,700	25,760
*	Orizon Valorizacao de Residuos SA	4,856	33,210
	Pet Center Comercio e Participacoes SA	58,396	41,234
	Petroleo Brasileiro SA, Sponsored ADR	104,989	1,451,998
	Petroleo Brasileiro SA, Sponsored ADR	74,958	1,124,370
	Petroleo Brasileiro SA	382,402	2,870,053
	Petroreconcavo SA	35,739	147,018
	Plano & Plano Desenvolvimento Imobiliario SA	4,500	8,238
	Porto Seguro SA	47,500	237,512
	Portobello SA	12,500	11,554
	Positivo Tecnologia SA	23,400	29,101
*	PRIO SA	76,615	724,855
	Qualicorp Consultoria e Corretora de Seguros SA	38,100	21,688
	Raia Drogasil SA	120,261	615,408
Ω	Rede D’Or Sao Luiz SA	10,417	44,670
	Romi SA	12,670	28,824
	Rumo SA	24,189	107,038
	Santos Brasil Participacoes SA	64,649	94,888
	Sao Martinho SA	34,500	242,579
#	Sendas Distribuidora SA, ADR	11,479	124,203
	Sendas Distribuidora SA	74,628	161,934
* Ω	Ser Educacional SA	16,900	20,715
	SIMPAR SA	61,500	84,411
	Sinqia SA	4,600	25,045
	SLC Agricola SA	23,041	167,995
	Smartfit Escola de Ginastica e Danca SA	19,530	75,033
	Suzano SA	114,134	1,167,430
	Tegma Gestao Logistica SA	9,000	43,681
	Telefonica Brasil SA	11,700	104,985
#	Telefonica Brasil SA, ADR	14,442	128,678
	TIM SA	149,448	449,670
	TOTVS SA	26,715	134,111
	Transmissora Alianca de Energia Eletrica SA	50,800	340,464
	Tres Tentos Agroindustrial SA	12,730	27,850
	Trisul SA	19,800	18,261
	Tupy SA	19,900	96,268
	Ultrapar Participacoes SA	90,051	365,259
	Unifique Telecomunicacoes SA	26,600	17,991
	Unipar Carbocloro SA	5,250	69,518
	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	33,320
	Vale SA, Sponsored ADR, Class B	251,652	3,450,149
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	16,600	52,087
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	54,929	85,306
	Veste SA Estilo	6,410	15,880
	Vibra Energia SA	95,889	376,386
	Vittia Fertilizantes E Biologicos SA	6,896	12,515
	Vivara Participacoes SA	9,600	48,555
	Vulcabras Azaleia SA	17,800	63,232
	WEG SA	59,100	386,947
	Wilson Sons SA	40,000	106,868
	Wiz Co.	13,900	13,950
	YDUQS Participacoes SA	39,184	137,796
*	Zamp SA	49,800	62,722

TOTAL BRAZIL			32,511,437

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CAYMAN ISLANDS — (0.0%)
	Eastech Holding Ltd.	12,000	$21,846

CHILE — (0.7%)
	Aguas Andinas SA, Class A	420,500	122,690
	Banco de Chile, ADR	13,493	276,337
	Banco de Credito e Inversiones SA	7,193	172,064
#	Banco Santander Chile, ADR	2,056	35,774
	Banco Santander Chile	2,896,172	126,225
	Besalco SA	1,195	520
	CAP SA	13,773	75,326
	Cencosud SA	206,682	334,959
	Cencosud Shopping SA	36,191	52,546
	Cia Cervecerias Unidas SA	11,487	65,276
	Cia Sud Americana de Vapores SA	1,172,649	65,117
	Clinica Las Condes SA	383	7,500
	Colbun SA	1,028,127	149,225
	Embotelladora Andina SA, ADR, Class B	9,301	113,658
	Empresa Nacional de Telecomunicaciones SA	45,622	153,984
	Empresas CMPC SA	182,772	326,878
	Empresas Copec SA	22,694	150,240
*	Enel Americas SA	618,679	63,608
	Enel Chile SA	2,248,312	133,073
*	Engie Energia Chile SA	71,911	63,908
	Falabella SA	51,618	105,150
	Forus SA	8,390	12,658
	Grupo Security SA	419,258	96,065
	Instituto de Diagnostico SA	5,352	8,312
	Inversiones Aguas Metropolitanas SA	126,936	90,784
	Inversiones La Construccion SA	9,209	53,532
	Multiexport Foods SA	50,860	10,903
	Parque Arauco SA	80,705	110,330
	Plaza SA	32,420	39,337
	Ripley Corp. SA	271,846	45,583
	Salfacorp SA	113,001	45,176
	Sigdo Koppers SA	25,113	32,841
	SMU SA	769,573	133,330
	Sociedad Matriz SAAM SA	1,011,061	108,142
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,381	308,840
	SONDA SA	128,534	50,988
	Vina Concha y Toro SA	81,825	91,388

TOTAL CHILE			3,832,267

COLOMBIA — (0.2%)
	Almacenes Exito SA, BDR	33,508	115,975
	BAC Holding International Corp.	65,347	3,302
	Banco de Bogota SA	6,410	38,778
	Bancolombia SA, Sponsored ADR	5,371	136,316
	Bancolombia SA	10,510	74,944
	Celsia SA ESP	42,996	25,358
	Cementos Argos SA	60,623	69,755
	Corp. Financiera Colombiana SA	36,650	112,372
	Ecopetrol SA	144,324	84,960
	Grupo Argos SA	41,497	89,930
	Grupo Energia Bogota SA ESP	93,757	37,926
	Interconexion Electrica SA ESP	21,395	75,371
	Mineros SA	59,641	25,329

TOTAL COLOMBIA			890,316

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CZECH REPUBLIC — (0.2%)
	CEZ AS	11,125	$476,223
	Komercni Banka AS	7,643	224,005
Ω	Moneta Money Bank AS	40,181	155,347
	Philip Morris CR AS	55	37,867

TOTAL CZECH REPUBLIC			893,442

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	149,183	169,772

GREECE — (0.6%)
*	Aegean Airlines SA	7,691	84,180
*	Alpha Services & Holdings SA	217,856	326,116
	Athens Water Supply & Sewage Co. SA	5,637	33,496
	Autohellas Tourist & Trading SA	5,291	71,285
	Bank of Greece	4,230	61,350
*	Ellaktor SA	12,998	25,623
	ElvalHalcor SA	14,320	25,316
	Entersoft SA Software Development & Related Services Co.	2,134	13,690
	Epsilon Net SA	4,106	40,491
*	Eurobank Ergasias Services & Holdings SA, Class A	238,163	389,283
	Fourlis Holdings SA	9,989	42,859
	GEK Terna Holding Real Estate Construction SA	11,484	160,507
	Hellenic Exchanges — Athens Stock Exchange SA	5,987	30,703
	Hellenic Telecommunications Organization SA	12,909	180,938
	Helleniq Energy Holdings SA	11,694	85,860
	Holding Co. ADMIE IPTO SA	13,658	28,945
	Intracom Holdings SA	14,733	31,129
	JUMBO SA	9,341	245,767
*	LAMDA Development SA	14,135	91,003
	Motor Oil Hellas Corinth Refineries SA	12,687	302,174
	Mytilineos SA	6,754	250,198
*	National Bank of Greece SA	39,932	228,705
	OPAP SA	12,588	213,219
*	Piraeus Financial Holdings SA	56,799	168,360
	Piraeus Port Authority SA	1,874	41,830
*	Public Power Corp. SA	14,548	148,492
	Quest Holdings SA	4,763	26,489
	Sarantis SA	3,315	27,541
	Terna Energy SA	4,100	61,524
	Thrace Plastics Holding & Co.	6,640	27,895
	Titan Cement International SA	9,452	179,105

TOTAL GREECE			3,644,073

HUNGARY — (0.3%)
	Magyar Telekom Telecommunications PLC	62,017	96,440
	MOL Hungarian Oil & Gas PLC	73,972	588,826
*	Opus Global Nyrt	44,295	46,745
	OTP Bank Nyrt	23,163	862,127
	Richter Gedeon Nyrt	7,287	170,901

TOTAL HUNGARY			1,765,039

INDIA — (24.2%)
	360 ONE WAM Ltd.	27,224	171,758
*	3i Infotech Ltd.	19,679	8,601
	3M India Ltd.	279	100,000
	63 Moons Technologies Ltd.	5,294	16,697
	Aarti Drugs Ltd.	10,788	60,709
	Aarti Industries Ltd.	25,931	141,411

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Aarti Pharmalabs Ltd.	5,214	$24,160
*	Aavas Financiers Ltd.	9,428	159,972
	ABB India Ltd.	2,323	114,675
	ACC Ltd.	7,505	170,097
	Action Construction Equipment Ltd.	6,419	64,724
*	Adani Energy Solutions Ltd.	1,736	16,001
	Adani Enterprises Ltd.	1,184	32,682
*	Adani Green Energy Ltd.	5,143	56,052
	Adani Ports & Special Economic Zone Ltd.	27,506	259,404
	Adani Total Gas Ltd.	9,549	64,588
	ADF Foods Ltd.	6,180	17,742
*	Aditya Birla Capital Ltd.	100,767	208,581
	Advanced Enzyme Technologies Ltd.	10,985	40,886
	Aegis Logistics Ltd.	27,862	97,910
	Aether Industries Ltd.	1,292	13,942
*	Affle India Ltd.	1,032	13,056
	AGI Greenpac Ltd.	6,740	71,658
	Ahluwalia Contracts India Ltd.	5,662	46,301
	AIA Engineering Ltd.	7,328	310,273
	Ajanta Pharma Ltd.	8,360	177,211
	Akzo Nobel India Ltd.	1,600	46,352
	Alembic Ltd.	7,426	7,233
	Alembic Pharmaceuticals Ltd.	12,635	108,235
	Alkem Laboratories Ltd.	2,030	90,740
	Alkyl Amines Chemicals	1,783	45,806
	Allcargo Logistics Ltd.	17,001	52,293
	Allcargo Terminals Ltd.	17,001	7,882
*	Alok Industries Ltd.	81,464	17,025
	Amara Raja Energy & Mobility Ltd.	25,468	186,855
*	Amber Enterprises India Ltd.	3,066	107,870
	Ambika Cotton Mills Ltd.	566	10,307
	Ambuja Cements Ltd.	27,088	138,049
	Amrutanjan Health Care Ltd.	1,487	10,688
	Anant Raj Ltd.	32,411	94,390
	Andhra Paper Ltd.	3,141	20,678
	Andhra Sugars Ltd.	11,068	14,145
	Angel One Ltd.	5,484	170,404
	Apar Industries Ltd.	3,546	220,456
	Apcotex Industries Ltd.	3,776	22,024
	APL Apollo Tubes Ltd.	18,990	357,909
	Apollo Hospitals Enterprise Ltd.	8,831	513,686
	Apollo Pipes Ltd.	1,408	11,157
	Apollo Tyres Ltd.	86,000	394,347
	Arvind Fashions Ltd.	12,282	47,254
	Arvind Ltd.	43,513	102,011
	Asahi India Glass Ltd.	12,312	82,279
	Ashiana Housing Ltd.	5,563	14,511
	Ashok Leyland Ltd.	254,249	512,763
*	Ashoka Buildcon Ltd.	32,176	50,088
	Asian Paints Ltd.	23,946	863,514
	Astec Lifesciences Ltd.	994	14,621
* Ω	Aster DM Healthcare Ltd.	30,121	119,200
	Astra Microwave Products Ltd.	11,415	63,618
	Astral Ltd.	9,252	205,918
	AstraZeneca Pharma India Ltd.	404	22,562
	Atul Ltd.	2,202	165,711
Ω	AU Small Finance Bank Ltd.	17,200	138,376
	Aurobindo Pharma Ltd.	44,239	451,109
	Automotive Axles Ltd.	895	24,573

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Avadh Sugar & Energy Ltd.	1,874	$17,095
	Avanti Feeds Ltd.	11,816	57,158
* Ω	Avenue Supermarts Ltd.	4,257	185,821
	Axis Bank Ltd.	259,269	3,054,962
	Bajaj Auto Ltd.	5,254	335,532
	Bajaj Consumer Care Ltd.	20,761	57,928
	Bajaj Finance Ltd.	17,281	1,556,186
	Bajaj Finserv Ltd.	13,357	251,695
*	Bajaj Hindusthan Sugar Ltd.	244,013	78,012
	Bajaj Holdings & Investment Ltd.	2,572	213,472
	Balaji Amines Ltd.	2,625	64,445
	Balkrishna Industries Ltd.	9,367	287,370
	Balmer Lawrie & Co. Ltd.	14,152	22,819
	Balrampur Chini Mills Ltd.	26,840	133,193
	Banco Products India Ltd.	7,024	37,727
Ω	Bandhan Bank Ltd.	71,159	183,190
	Bank of Baroda	137,534	323,963
	Bank of India	74,780	85,955
	Bank of Maharashtra	216,966	108,821
	Bannari Amman Sugars Ltd.	618	19,302
	BASF India Ltd.	2,382	72,119
	Bata India Ltd.	10,756	202,255
	Bayer CropScience Ltd.	2,810	165,581
	BEML Ltd.	3,175	77,108
	Berger Paints India Ltd.	31,325	210,086
*	BF Utilities Ltd.	3,743	28,112
	Bhansali Engineering Polymers Ltd.	32,238	33,775
	Bharat Bijlee Ltd.	729	32,859
	Bharat Dynamics Ltd.	6,923	80,972
	Bharat Electronics Ltd.	372,598	598,056
	Bharat Forge Ltd.	30,951	380,647
	Bharat Heavy Electricals Ltd.	172,550	250,431
	Bharat Petroleum Corp. Ltd.	67,402	283,005
	Bharat Rasayan Ltd.	202	21,332
	Bharti Airtel Ltd.	246,721	2,708,603
	Birla Corp. Ltd.	5,614	85,594
	Birlasoft Ltd.	40,721	267,768
	BLS International Services Ltd.	10,761	33,784
	Blue Dart Express Ltd.	1,026	80,901
	Blue Star Ltd.	18,835	201,830
	Bombay Burmah Trading Co.	6,680	108,171
*	Bombay Dyeing & Manufacturing Co. Ltd.	21,410	40,963
*	Borosil Ltd.	2,575	11,987
*	Borosil Renewables Ltd.	9,173	44,947
	Bosch Ltd.	394	92,312
	Brigade Enterprises Ltd.	22,526	166,015
	Brightcom Group Ltd.	365,402	73,903
	Britannia Industries Ltd.	8,741	465,143
	BSE Ltd.	13,036	293,251
*	Camlin Fine Sciences Ltd.	20,902	36,135
	Can Fin Homes Ltd.	22,540	207,108
	Canara Bank	61,627	284,088
*	Capacit’e Infraprojects Ltd.	8,407	21,217
	Caplin Point Laboratories Ltd.	4,987	61,384
	Carborundum Universal Ltd.	16,922	216,082
	Care Ratings Ltd.	6,032	65,984
*	Cartrade Tech Ltd.	3,741	30,262
	Carysil Ltd.	1,894	14,302
	Castrol India Ltd.	71,323	116,688

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	CCL Products India Ltd.	12,865	$91,349
	CE Info Systems Ltd.	1,057	26,346
	Ceat Ltd.	5,838	147,558
*	Central Bank of India Ltd.	149,492	77,596
	Central Depository Services India Ltd.	10,039	175,437
	Century Enka Ltd.	2,562	13,924
	Century Plyboards India Ltd.	11,244	84,129
	Century Textiles & Industries Ltd.	10,720	139,688
	Cera Sanitaryware Ltd.	896	91,482
	CESC Ltd.	82,348	83,463
	CG Power & Industrial Solutions Ltd.	73,855	345,072
	Chambal Fertilisers & Chemicals Ltd.	46,650	161,685
	Chennai Petroleum Corp. Ltd.	10,451	72,492
	Cholamandalam Financial Holdings Ltd.	27,449	373,426
	Cholamandalam Investment & Finance Co. Ltd.	39,258	538,140
	CIE Automotive India Ltd.	33,533	185,698
	Cigniti Technologies Ltd.	4,386	54,490
	Cipla Ltd.	42,148	609,138
	City Union Bank Ltd.	86,766	144,183
	Coal India Ltd.	99,001	373,405
Ω	Cochin Shipyard Ltd.	7,649	87,259
* Ω	Coffee Day Enterprises Ltd.	33,733	19,368
	Coforge Ltd.	8,312	498,331
	Colgate-Palmolive India Ltd.	14,829	376,354
	Computer Age Management Services Ltd.	5,564	150,396
	Confidence Petroleum India Ltd.	21,653	20,155
	Container Corp. of India Ltd.	28,378	234,679
	Coromandel International Ltd.	36,000	450,985
	Cosmo First Ltd.	3,474	26,585
*	CreditAccess Grameen Ltd.	16,483	312,030
	CRISIL Ltd.	3,464	170,600
	Crompton Greaves Consumer Electricals Ltd.	95,717	324,652
*	CSB Bank Ltd.	20,769	82,575
	Cummins India Ltd.	11,614	234,555
	Cyient Ltd.	10,572	201,498
*	D B Realty Ltd.	29,471	60,616
	Dabur India Ltd.	33,722	214,183
	Dalmia Bharat Ltd.	8,158	206,303
	Dalmia Bharat Sugar & Industries Ltd.	2,751	14,835
	Datamatics Global Services Ltd.	2,902	23,611
	DB Corp. Ltd.	12,639	45,495
	DCB Bank Ltd.	65,892	90,906
	DCM Shriram Ltd.	9,594	106,680
	DCW Ltd.	52,366	33,627
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	20,879	161,380
	Deepak Nitrite Ltd.	12,651	302,207
	Delta Corp. Ltd.	30,113	46,232
*	DEN Networks Ltd.	40,999	22,864
	Dhampur Bio Organics Ltd.	7,837	14,832
	Dhampur Sugar Mills Ltd.	7,837	24,962
*	Dhani Services Ltd.	39,402	18,146
	Dhanuka Agritech Ltd.	2,606	24,813
	Digidrive Distributors Ltd.	287	349
Ω	Dilip Buildcon Ltd.	4,134	15,171
*	Dish TV India Ltd.	358,515	73,104
*	Dishman Carbogen Amcis Ltd.	7,756	13,213
	Divi’s Laboratories Ltd.	8,909	363,277
	Dixon Technologies India Ltd.	5,694	349,485
	DLF Ltd.	37,038	250,465

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dollar Industries Ltd.	2,778	$13,955
Ω	Dr Lal PathLabs Ltd.	5,890	171,806
#	Dr Reddy’s Laboratories Ltd., ADR	10,385	676,375
	Dr Reddy’s Laboratories Ltd.	7,288	470,090
	Dwarikesh Sugar Industries Ltd.	45,532	49,188
	Dynamatic Technologies Ltd.	811	38,990
	eClerx Services Ltd.	6,173	144,071
	Edelweiss Financial Services Ltd.	113,523	84,695
	Eicher Motors Ltd.	9,945	393,657
	EID Parry India Ltd.	23,155	128,172
	EIH Associated Hotels	1,285	6,945
	EIH Ltd.	35,396	95,117
	Electrosteel Castings Ltd.	97,469	99,876
	Elgi Equipments Ltd.	29,550	180,171
	Emami Ltd.	30,628	186,966
Ω	Endurance Technologies Ltd.	5,363	103,202
	Engineers India Ltd.	70,927	104,880
	Epigral Ltd.	1,888	20,403
	EPL Ltd.	42,195	91,983
Ω	Equitas Small Finance Bank Ltd.	67,604	75,037
* Ω	Eris Lifesciences Ltd.	7,581	78,272
	ESAB India Ltd.	817	56,500
	Escorts Kubota Ltd.	6,003	226,455
	Excel Industries Ltd.	960	9,866
	Exide Industries Ltd.	88,845	272,859
*	FDC Ltd.	11,277	48,828
	Federal Bank Ltd.	417,182	704,828
*	Federal-Mogul Goetze India Ltd.	2,297	9,389
	FIEM Industries Ltd.	1,410	29,725
	Filatex India Ltd.	31,384	18,004
	Fine Organic Industries Ltd.	1,323	70,514
	Finolex Cables Ltd.	13,286	143,093
	Finolex Industries Ltd.	43,107	98,885
	Firstsource Solutions Ltd.	87,519	163,894
	Force Motors Ltd.	844	34,474
	Fortis Healthcare Ltd.	83,734	324,872
*	FSN E-Commerce Ventures Ltd.	18,567	31,092
	Gabriel India Ltd.	18,367	74,087
	GAIL India Ltd.	403,400	580,907
	Galaxy Surfactants Ltd.	2,206	72,065
	Garden Reach Shipbuilders & Engineers Ltd.	7,102	63,178
	Garware Technical Fibres Ltd.	1,795	68,732
	Gateway Distriparks Ltd.	70,037	73,721
*	Gati Ltd.	4,856	8,393
*	GE T&D India Ltd.	6,995	33,233
Ω	General Insurance Corp. of India	5,062	13,875
	Genus Power Infrastructures Ltd.	24,860	73,483
	GHCL Ltd.	15,673	109,595
*	GHCL Textiles Ltd.	15,673	14,145
	GIC Housing Finance Ltd.	8,238	19,611
	Gillette India Ltd.	1,396	102,794
	GlaxoSmithKline Pharmaceuticals Ltd.	6,238	106,685
	Glenmark Pharmaceuticals Ltd.	38,332	345,679
	GMM Pfaudler Ltd.	4,688	97,732
*	GMR Airports Infrastructure Ltd.	296,263	194,391
	Godawari Power & Ispat Ltd.	12,508	92,786
	Godfrey Phillips India Ltd.	2,960	80,757
Ω	Godrej Agrovet Ltd.	7,519	42,039
*	Godrej Consumer Products Ltd.	21,552	257,065

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Godrej Industries Ltd.	15,411	$115,837
*	Godrej Properties Ltd.	9,866	197,022
	Goodyear India Ltd.	1,541	23,872
	Granules India Ltd.	38,800	151,823
	Graphite India Ltd.	17,386	97,031
	Grasim Industries Ltd.	16,670	378,228
	Grauer & Weil India Ltd.	9,458	13,436
	Gravita India Ltd.	2,759	32,912
	Great Eastern Shipping Co. Ltd.	31,357	300,239
	Greaves Cotton Ltd.	25,792	39,036
	Greenlam Industries Ltd.	4,322	25,072
	Greenpanel Industries Ltd.	13,176	55,940
	Greenply Industries Ltd.	9,817	19,070
	Grindwell Norton Ltd.	7,272	187,495
	Gujarat Alkalies & Chemicals Ltd.	4,897	42,130
	Gujarat Ambuja Exports Ltd.	18,801	73,858
	Gujarat Fluorochemicals Ltd.	3,812	126,920
	Gujarat Gas Ltd.	19,551	96,319
	Gujarat Industries Power Co. Ltd.	12,026	22,361
	Gujarat Mineral Development Corp. Ltd.	24,183	103,604
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	22,665	187,911
	Gujarat Pipavav Port Ltd.	64,083	93,540
	Gujarat State Fertilizers & Chemicals Ltd.	54,101	130,445
	Gujarat State Petronet Ltd.	85,444	274,119
	Gulf Oil Lubricants India Ltd.	3,309	24,850
	Happiest Minds Technologies Ltd.	10,175	100,206
*	Hathway Cable & Datacom Ltd.	80,086	17,416
	Hatsun Agro Product Ltd.	10,762	144,931
	Havells India Ltd.	13,687	205,384
	HBL Power Systems Ltd.	30,843	108,907
	HCL Technologies Ltd.	102,430	1,570,499
Ω	HDFC Asset Management Co. Ltd.	9,684	318,790
	HDFC Bank Ltd.	260,411	4,616,176
Ω	HDFC Life Insurance Co. Ltd.	13,194	98,418
*	HealthCare Global Enterprises Ltd.	3,224	14,382
	HEG Ltd.	3,443	67,477
	HeidelbergCement India Ltd.	16,155	36,594
	Heritage Foods Ltd.	14,554	39,013
	Hero MotoCorp Ltd.	19,801	735,672
	HFCL Ltd.	165,229	129,266
	HG Infra Engineering Ltd.	3,594	38,767
	Hikal Ltd.	7,828	25,858
	HIL Ltd.	1,452	48,549
	Himadri Speciality Chemical Ltd.	46,780	134,394
*	Himatsingka Seide Ltd.	7,918	14,597
	Hindalco Industries Ltd.	166,488	920,072
	Hinduja Global Solutions Ltd.	1,622	18,219
	Hindustan Aeronautics Ltd.	13,691	299,945
*	Hindustan Construction Co. Ltd.	202,019	62,185
	Hindustan Copper Ltd.	48,386	82,859
*	Hindustan Oil Exploration Co. Ltd.	8,756	17,297
*	Hindustan Petroleum Corp. Ltd.	55,807	166,098
	Hindustan Unilever Ltd.	26,030	776,823
	Hindware Home Innovation Ltd.	4,115	25,342
	Hle Glascoat Ltd.	660	4,175
	Honda India Power Products Ltd.	994	34,438
	Honeywell Automation India Ltd.	31	13,392
	Huhtamaki India Ltd.	3,847	13,027
	I G Petrochemicals Ltd.	1,965	11,462

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
#	ICICI Bank Ltd., Sponsored ADR	141,200	$3,133,228
	ICICI Bank Ltd.	47,152	519,295
Ω	ICICI Lombard General Insurance Co. Ltd.	18,181	301,235
Ω	ICICI Prudential Life Insurance Co. Ltd.	15,999	101,363
Ω	ICICI Securities Ltd.	13,101	101,044
	ICRA Ltd.	321	21,179
*	IDFC First Bank Ltd.	484,662	482,216
	IDFC Ltd.	280,852	387,146
*	IFB Industries Ltd.	1,544	16,315
	Igarashi Motors India Ltd.	1,653	11,692
	IIFL Finance Ltd.	58,547	436,585
	IIFL Securities Ltd.	22,855	27,653
*	India Cements Ltd.	29,459	73,860
	India Glycols Ltd.	1,786	14,379
	Indiabulls Housing Finance Ltd.	78,574	152,721
*	Indiabulls Real Estate Ltd.	131,739	115,406
	Indian Bank	37,174	187,150
Ω	Indian Energy Exchange Ltd.	77,128	116,735
	Indian Hotels Co. Ltd.	69,778	321,800
	Indian Metals & Ferro Alloys Ltd.	5,110	26,720
	Indian Oil Corp. Ltd.	180,279	194,853
*	Indian Overseas Bank	211,986	100,398
	Indian Railway Catering & Tourism Corp. Ltd.	24,037	192,242
Ω	Indian Railway Finance Corp. Ltd.	304,916	266,081
	Indo Count Industries Ltd.	17,425	59,397
	Indoco Remedies Ltd.	11,727	44,795
	Indraprastha Gas Ltd.	38,407	176,448
*	Indus Towers Ltd.	137,388	285,131
	IndusInd Bank Ltd.	38,362	664,427
	Infibeam Avenues Ltd.	224,277	51,242
	Info Edge India Ltd.	5,682	279,920
#	Infosys Ltd., Sponsored ADR	37,090	609,018
	Infosys Ltd.	280,524	4,619,669
	Ingersoll Rand India Ltd.	1,214	40,956
*	Inox Wind Ltd.	16,746	43,554
	Insecticides India Ltd.	3,433	21,180
	Intellect Design Arena Ltd.	13,851	113,463
* Ω	InterGlobe Aviation Ltd.	8,551	252,857
	IOL Chemicals & Pharmaceuticals Ltd.	8,289	41,926
	Ipca Laboratories Ltd.	28,393	336,185
	IRB Infrastructure Developers Ltd.	181,040	72,889
Ω	IRCON International Ltd.	40,912	68,164
	ISGEC Heavy Engineering Ltd.	5,016	40,576
	ITC Ltd.	317,242	1,633,207
	ITD Cementation India Ltd.	14,784	35,208
*	ITI Ltd.	15,882	51,366
	J Kumar Infraprojects Ltd.	8,558	41,568
*	Jagran Prakashan Ltd.	13,332	16,000
	Jai Corp. Ltd.	16,511	59,999
*	Jaiprakash Power Ventures Ltd.	596,972	68,493
	Jammu & Kashmir Bank Ltd.	73,987	94,747
	Jamna Auto Industries Ltd.	29,725	38,528
	JB Chemicals & Pharmaceuticals Ltd.	13,878	232,672
	JBM Auto Ltd.	4,666	67,230
	Jindal Saw Ltd.	39,507	211,108
	Jindal Stainless Ltd.	77,437	413,066
	Jindal Steel & Power Ltd.	73,130	556,824
*	Jio Financial Services Ltd.	37,849	99,170
	JK Cement Ltd.	7,742	292,173

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	JK Lakshmi Cement Ltd.	14,617	$120,684
	JK Paper Ltd.	23,603	108,237
	JK Tyre & Industries Ltd.	27,769	101,639
	JM Financial Ltd.	105,543	103,997
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	701	9,085
	JSW Energy Ltd.	80,655	373,159
	JSW Steel Ltd.	81,507	720,446
	JTEKT India Ltd.	15,736	26,278
	Jubilant Foodworks Ltd.	53,912	323,390
	Jubilant Ingrevia Ltd.	16,105	81,243
	Jubilant Pharmova Ltd.	17,092	76,896
*	Just Dial Ltd.	3,495	30,763
	Jyothy Labs Ltd.	22,760	98,944
	Kajaria Ceramics Ltd.	16,316	247,013
	Kalpataru Projects International Ltd.	18,119	143,487
	Kalyani Steels Ltd.	7,935	43,654
	Kansai Nerolac Paints Ltd.	17,589	66,548
	Karnataka Bank Ltd.	73,287	202,166
	Karur Vysya Bank Ltd.	98,227	169,277
*	Kaveri Seed Co. Ltd.	5,031	37,489
	KCP Ltd.	20,756	32,620
	KEC International Ltd.	23,190	175,804
	KEI Industries Ltd.	11,388	328,123
	Kennametal India Ltd.	1,194	35,648
*	Kesoram Industries Ltd.	54,788	52,309
	Kewal Kiran Clothing Ltd.	3,939	35,942
	Kirloskar Brothers Ltd.	6,645	71,715
	Kirloskar Ferrous Industries Ltd.	13,536	76,956
	Kirloskar Oil Engines Ltd.	19,701	129,795
	KNR Constructions Ltd.	36,634	115,573
	Kolte-Patil Developers Ltd.	5,002	28,769
	Kotak Mahindra Bank Ltd.	72,441	1,511,406
	Kovai Medical Center & Hospital	1,289	39,454
	KPIT Technologies Ltd.	31,346	461,382
	KPR Mill Ltd.	15,023	144,884
	KRBL Ltd.	14,165	61,287
* Ω	Krishna Institute of Medical Sciences Ltd.	573	13,046
	Krsnaa Diagnostics Ltd.	935	7,875
	KSB Ltd.	2,359	86,019
	L&T Finance Holdings Ltd.	179,519	286,382
Ω	L&T Technology Services Ltd.	3,114	156,518
	LA Opala RG Ltd.	7,381	37,427
	Lakshmi Machine Works Ltd.	613	97,277
	Larsen & Toubro Ltd.	51,192	1,797,771
Ω	Laurus Labs Ltd.	69,632	302,820
	LG Balakrishnan & Bros Ltd.	6,564	84,089
	LIC Housing Finance Ltd.	70,850	390,785
	Linde India Ltd.	1,228	88,249
	LT Foods Ltd.	41,631	82,293
Ω	LTIMindtree Ltd.	7,042	428,662
	Lumax Auto Technologies Ltd.	10,473	44,155
	Lumax Industries Ltd.	289	7,429
	Lupin Ltd.	19,953	269,760
	LUX Industries Ltd.	2,047	33,373
	Mahanagar Gas Ltd.	7,267	90,061
	Maharashtra Scooters Ltd.	629	56,893
	Maharashtra Seamless Ltd.	14,201	122,373
	Mahindra & Mahindra Financial Services Ltd.	128,421	379,271
	Mahindra & Mahindra Ltd.	111,067	1,953,686

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Mahindra Holidays & Resorts India Ltd.	11,332	$53,910
	Mahindra Lifespace Developers Ltd.	15,637	92,270
Ω	Mahindra Logistics Ltd.	6,315	26,523
	Maithan Alloys Ltd.	1,893	23,585
	Man Industries India Ltd.	4,311	11,679
	Man Infraconstruction Ltd.	18,171	32,787
	Manappuram Finance Ltd.	148,803	244,889
*	Mangalore Refinery & Petrochemicals Ltd.	34,582	43,227
	Marico Ltd.	60,020	385,714
	Marksans Pharma Ltd.	55,759	70,831
	Maruti Suzuki India Ltd.	4,715	588,663
Ω	MAS Financial Services Ltd.	3,870	41,253
	Mastek Ltd.	3,388	89,919
*	Max Financial Services Ltd.	7,519	82,344
	Max Healthcare Institute Ltd.	40,324	277,604
	Mayur Uniquoters Ltd.	2,691	16,852
	Mazagon Dock Shipbuilders Ltd.	1,706	40,354
	Meghmani Organics Ltd.	23,249	20,550
Ω	Metropolis Healthcare Ltd.	4,711	79,954
	Minda Corp. Ltd.	18,363	71,239
Ω	Mishra Dhatu Nigam Ltd.	10,136	48,081
	MM Forgings Ltd.	2,922	30,372
	MOIL Ltd.	16,185	45,293
	Monte Carlo Fashions Ltd.	2,815	25,875
*	Morepen Laboratories Ltd.	100,720	40,545
	Motherson Sumi Wiring India Ltd.	316,562	228,245
	Motilal Oswal Financial Services Ltd.	10,103	126,320
	Mphasis Ltd.	9,129	232,912
	MRF Ltd.	187	243,761
	Mrs Bectors Food Specialities Ltd.	4,995	67,519
	MSTC Ltd.	6,543	34,701
	Multi Commodity Exchange of India Ltd.	2,675	75,085
	Muthoot Finance Ltd.	21,994	345,370
	Narayana Hrudayalaya Ltd.	12,748	153,033
	Natco Pharma Ltd.	15,612	149,692
	National Aluminium Co. Ltd.	264,480	294,273
	National Fertilizers Ltd.	25,107	20,909
	Nava Ltd.	26,158	129,850
	Navin Fluorine International Ltd.	4,418	182,130
	Navneet Education Ltd.	25,996	47,459
	NBCC India Ltd.	112,474	89,317
	NCC Ltd.	93,504	162,615
	NELCO Ltd.	2,016	17,105
	NESCO Ltd.	4,450	34,570
	Nestle India Ltd.	2,904	846,234
	Neuland Laboratories Ltd.	2,015	93,635
	Newgen Software Technologies Ltd.	5,153	70,225
	NHPC Ltd.	223,798	135,899
	NIIT Learning Systems Ltd.	15,882	74,499
*	NIIT Ltd.	15,882	24,388
	Nilkamal Ltd.	1,454	41,796
Ω	Nippon Life India Asset Management Ltd.	21,625	101,603
	NLC India Ltd.	31,103	50,275
	NMDC Ltd.	71,848	133,111
* ††	NMDC Steel Ltd.	42,663	20,613
	NOCIL Ltd.	23,167	61,418
	Novartis India Ltd.	1,627	12,859
	NRB Bearings Ltd.	10,866	33,841
	NTPC Ltd.	273,751	777,058

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Nucleus Software Exports Ltd.	2,604	$48,328
	Nuvama Wealth Management Ltd.	1,261	44,286
	Oberoi Realty Ltd.	10,471	142,886
	Oil & Natural Gas Corp. Ltd.	200,260	447,617
	Oil India Ltd.	45,152	162,558
	One 97 Communications Ltd.	12,895	142,059
*	OnMobile Global Ltd.	11,261	14,771
	Oracle Financial Services Software Ltd.	5,105	237,536
	Orient Cement Ltd.	37,931	90,666
	Orient Electric Ltd.	20,033	52,382
	Orient Paper & Industries Ltd.	20,996	11,634
	Oriental Carbon & Chemicals Ltd.	869	7,821
*	Orissa Minerals Development Co. Ltd.	179	14,198
	Page Industries Ltd.	706	319,826
	Paisalo Digital Ltd.	46,973	43,372
	Panama Petrochem Ltd.	3,528	13,582
* Ω	Parag Milk Foods Ltd.	10,789	26,391
*	Patel Engineering Ltd.	95,981	55,740
*	PC Jeweller Ltd.	40,835	14,428
	PCBL Ltd.	49,255	117,748
	Persistent Systems Ltd.	6,386	472,225
	Petronet LNG Ltd.	172,275	411,695
	Pfizer Ltd.	2,170	102,595
	Phoenix Mills Ltd.	18,788	410,976
	PI Industries Ltd.	6,660	271,346
	Pidilite Industries Ltd.	8,272	244,429
	Piramal Enterprises Ltd.	28,042	328,556
*	Piramal Pharma Ltd.	112,904	141,012
	PNC Infratech Ltd.	31,628	125,840
	Poly Medicure Ltd.	2,842	47,897
	Polycab India Ltd.	4,730	279,229
	Polyplex Corp. Ltd.	4,164	51,120
	Poonawalla Fincorp Ltd.	39,726	168,340
	Power Finance Corp. Ltd.	320,262	949,801
	Power Grid Corp. of India Ltd.	291,759	706,854
	Power Mech Projects Ltd.	1,020	43,876
	Praj Industries Ltd.	25,040	161,222
*	Prakash Industries Ltd.	26,258	50,187
Ω	Prataap Snacks Ltd.	811	8,028
	Prestige Estates Projects Ltd.	35,404	324,568
*	Pricol Ltd.	18,906	80,421
	Prince Pipes & Fittings Ltd.	6,579	50,008
*	Prism Johnson Ltd.	23,821	39,726
	Procter & Gamble Health Ltd.	1,276	78,420
	Procter & Gamble Hygiene & Health Care Ltd.	943	198,241
	PSP Projects Ltd.	3,427	31,010
	PTC India Financial Services Ltd.	56,427	19,362
	PTC India Ltd.	64,716	109,151
	Punjab National Bank	163,804	143,479
	Puravankara Ltd.	12,185	20,474
*	PVR Inox Ltd.	5,841	112,014
Ω	Quess Corp. Ltd.	12,145	61,275
	Radico Khaitan Ltd.	13,568	198,763
	Rain Industries Ltd.	52,895	97,806
	Rajesh Exports Ltd.	12,610	68,390
	Rallis India Ltd.	17,088	44,583
	Ramco Cements Ltd.	21,115	251,918
	Ramco Industries Ltd.	2,424	6,230
*	Ramco Systems Ltd.	3,049	9,445

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ramkrishna Forgings Ltd.	16,995	$131,367
*	Ramky Infrastructure Ltd.	920	6,651
	Rashtriya Chemicals & Fertilizers Ltd.	50,898	77,884
	Ratnamani Metals & Tubes Ltd.	5,885	194,941
*	RattanIndia Power Ltd.	441,521	38,170
	Raymond Ltd.	9,178	194,085
Ω	RBL Bank Ltd.	105,720	280,742
	REC Ltd.	218,950	757,327
	Redington Ltd.	158,331	270,978
*	Redtape Ltd.	8,586	52,599
	Relaxo Footwears Ltd.	5,149	55,179
	Reliance Industrial Infrastructure Ltd.	2,313	27,877
	Reliance Industries Ltd.	37,849	1,041,264
Ω	Reliance Industries Ltd., GDR	44,787	2,445,370
Ω	Reliance Industries, Ltd., GDR	5,049	275,867
*	Reliance Infrastructure Ltd.	42,098	85,996
*	Reliance Power Ltd.	557,464	114,554
	Repco Home Finance Ltd.	13,730	67,999
	Rhi Magnesita India Ltd.	9,460	78,218
	Rico Auto Industries Ltd.	29,305	30,918
	RITES Ltd.	12,737	69,641
	Rossari Biotech Ltd.	2,615	23,228
	Route Mobile Ltd.	2,377	44,302
	RSWM Ltd.	7,090	15,172
	Rupa & Co. Ltd.	6,647	19,989
	Safari Industries India Ltd.	1,354	67,380
	Sagar Cements Ltd.	6,033	17,803
	Samvardhana Motherson International Ltd.	462,444	510,736
	Sandhar Technologies Ltd.	2,211	9,702
*	Sanghi Industries Ltd.	12,254	17,271
	Sanghvi Movers Ltd.	5,590	49,334
	Sanofi India Ltd.	1,674	151,514
	Sarda Energy & Minerals Ltd.	32,660	79,356
	Saregama India Ltd.	1,437	5,546
	Sasken Technologies Ltd.	1,618	22,343
*	Satin Creditcare Network Ltd.	6,906	20,121
	Savita Oil Technologies Ltd.	5,610	24,443
	SBI Cards & Payment Services Ltd.	31,422	282,867
Ω	SBI Life Insurance Co. Ltd.	10,555	173,624
	Schaeffler India Ltd.	3,708	125,499
*	Schneider Electric Infrastructure Ltd.	14,360	55,093
*	SEPC Ltd.	155,418	34,316
*	Sequent Scientific Ltd.	5,527	6,559
	Seshasayee Paper & Boards Ltd.	6,808	28,337
Ω	SH Kelkar & Co. Ltd.	5,169	8,917
	Shakti Pumps India Ltd.	1,210	15,039
	Shankara Building Products Ltd.	1,186	10,290
	Shanthi Gears Ltd.	2,894	15,775
	Sharda Cropchem Ltd.	5,564	27,199
	Sharda Motor Industries Ltd.	1,027	11,782
*	Sheela Foam Ltd.	2,254	29,179
*	Shilpa Medicare Ltd.	6,408	27,275
	Shipping Corp. of India Ltd.	31,983	53,545
	Shipping Corp. of India Ltd.	31,983	3,895
*	Shoppers Stop Ltd.	7,998	61,729
	Shree Cement Ltd.	617	190,752
*	Shree Renuka Sugars Ltd.	94,954	55,337
	Shriram Finance Ltd.	34,482	780,405
	Siemens Ltd.	2,953	118,507

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	SIS Ltd.	8,675	$42,929
	Siyaram Silk Mills Ltd.	4,904	31,244
	SJS Enterprises Ltd.	2,938	23,827
	SKF India Ltd.	3,869	227,872
	Snowman Logistics Ltd.	20,043	11,804
	Sobha Ltd.	10,650	91,460
	Solar Industries India Ltd.	3,191	209,817
*	Solara Active Pharma Sciences Ltd.	3,971	14,559
	Somany Ceramics Ltd.	5,457	43,560
	Sonata Software Ltd.	16,356	224,572
	South Indian Bank Ltd.	435,547	126,618
*	Spandana Sphoorty Financial Ltd.	4,574	48,879
	SRF Ltd.	24,788	651,454
*	Star Cement Ltd.	18,024	34,219
	State Bank of India	59,718	406,075
	State Bank of India, GDR	14,665	992,862
	Steel Authority of India Ltd.	219,489	221,285
	Sterlite Technologies Ltd.	42,604	71,152
	Strides Pharma Science Ltd.	16,085	92,380
*	Stylam Industries Ltd.	1,126	22,732
	Styrenix Performance Materials Ltd.	1,875	31,198
*	Subex Ltd.	65,054	23,286
	Subros Ltd.	3,200	14,156
	Sudarshan Chemical Industries Ltd.	6,416	36,522
	Sumitomo Chemical India Ltd.	13,090	58,638
	Sun Pharmaceutical Industries Ltd.	50,075	652,552
	Sun TV Network Ltd.	25,696	195,421
	Sundaram Finance Ltd.	10,342	396,206
	Sundram Fasteners Ltd.	20,023	301,774
*	Sunflag Iron & Steel Co. Ltd.	10,905	22,392
	Sunteck Realty Ltd.	10,075	52,420
	Suprajit Engineering Ltd.	15,853	69,343
	Supreme Industries Ltd.	8,849	460,199
	Supreme Petrochem Ltd.	16,374	112,866
	Surya Roshni Ltd.	12,112	83,464
	Suven Pharmaceuticals Ltd.	18,399	127,068
*	Suzlon Energy Ltd.	1,095,182	404,365
	Swan Energy Ltd.	3,878	18,018
	Swaraj Engines Ltd.	677	16,385
	Symphony Ltd.	1,691	17,139
Ω	Syngene International Ltd.	37,682	307,783
	Tamil Nadu Newsprint & Papers Ltd.	12,411	41,504
	Tamilnad Mercantile Bank Ltd.	5,093	33,142
	Tanla Platforms Ltd.	11,959	137,194
*	TARC Ltd.	9,686	11,919
	Tata Chemicals Ltd.	32,101	369,513
	Tata Coffee Ltd.	12,417	39,310
	Tata Communications Ltd.	15,021	299,528
	Tata Consultancy Services Ltd.	52,184	2,114,508
	Tata Consumer Products Ltd.	26,095	282,210
	Tata Elxsi Ltd.	4,520	415,279
	Tata Motors Ltd.	197,038	1,490,243
	Tata Power Co. Ltd.	123,154	354,328
	Tata Steel Ltd.	1,088,156	1,554,746
*	Tata Teleservices Maharashtra Ltd.	43,502	44,959
	TCI Express Ltd.	2,190	34,894
	TD Power Systems Ltd.	10,875	31,716
	Tech Mahindra Ltd.	64,042	872,657
	Techno Electric & Engineering Co. Ltd.	12,817	76,865

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tega Industries Ltd.	1,754	$19,214
* Ω	Tejas Networks Ltd.	9,328	95,727
	Texmaco Rail & Engineering Ltd.	58,399	85,766
	Thermax Ltd.	3,212	109,061
	Thirumalai Chemicals Ltd.	17,168	40,989
	Thomas Cook India Ltd.	23,094	37,679
Ω	Thyrocare Technologies Ltd.	1,222	8,000
	Tide Water Oil Co. India Ltd.	747	10,384
	Tilaknagar Industries Ltd.	12,399	31,258
	Time Technoplast Ltd.	38,252	73,307
	Timken India Ltd.	4,298	149,612
	Tinplate Co. of India Ltd.	5,334	24,058
	Titagarh Rail System Ltd.	10,409	95,214
	Titan Co. Ltd.	26,418	1,014,135
	Torrent Pharmaceuticals Ltd.	13,643	316,453
	Torrent Power Ltd.	20,839	182,029
	Tourism Finance Corp. of India Ltd.	11,644	14,434
*	TransIndia Real Estate Ltd.	17,001	7,974
	Transport Corp. of India Ltd.	6,236	61,515
	Trent Ltd.	14,566	377,959
	Trident Ltd.	274,533	114,753
	Triveni Engineering & Industries Ltd.	7,561	32,394
*	Triveni Turbine Ltd.	21,018	90,856
	TTK Prestige Ltd.	7,048	67,556
	Tube Investments of India Ltd.	13,344	505,490
	TV Today Network Ltd.	4,752	12,157
*	TV18 Broadcast Ltd.	76,723	38,083
	TVS Holdings Ltd.	1,504	97,683
	TVS Holdings Pvt Ltd.	1,504	18,449
	TVS Motor Co. Ltd.	17,548	335,584
	TVS Srichakra Ltd.	949	43,941
	Uflex Ltd.	9,118	46,458
*	Ugro Capital Ltd.	8,205	28,568
	Ujjivan Financial Services Ltd.	17,528	112,734
Ω	Ujjivan Small Finance Bank Ltd.	188,236	118,439
	UltraTech Cement Ltd.	6,671	676,555
*	Unichem Laboratories Ltd.	8,574	44,790
	Union Bank of India Ltd.	236,492	287,742
	United Breweries Ltd.	3,747	72,801
*	United Spirits Ltd.	21,400	264,949
	UNO Minda Ltd.	31,577	222,741
	UPL Ltd.	82,407	535,164
	Usha Martin Ltd.	31,694	112,543
	UTI Asset Management Co. Ltd.	8,909	80,278
*	VA Tech Wabag Ltd.	9,931	57,420
	Vaibhav Global Ltd.	6,758	33,987
	Vardhman Textiles Ltd.	29,055	129,118
* Ω	Varroc Engineering Ltd.	6,440	35,710
	Varun Beverages Ltd.	47,314	520,061
	Vedanta Ltd.	115,393	300,290
	Venky’s India Ltd.	1,664	39,170
	Vesuvius India Ltd.	1,583	68,159
	V-Guard Industries Ltd.	32,201	115,068
	Vimta Labs Ltd.	2,204	12,107
	Vinati Organics Ltd.	3,323	68,997
	Vindhya Telelinks Ltd.	1,703	50,242
	VIP Industries Ltd.	9,802	72,172
	VL E-Governance & IT Solutions Ltd.	12,405	4,448
*	V-Mart Retail Ltd.	2,185	43,081

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Vodafone Idea Ltd.	960,006	$136,668
	Voltamp Transformers Ltd.	932	53,674
	Voltas Ltd.	15,343	154,119
	VRL Logistics Ltd.	6,612	52,759
	VST Industries Ltd.	919	35,351
	VST Tillers Tractors Ltd.	669	28,204
	Welspun Corp. Ltd.	22,864	116,771
	Welspun Enterprises Ltd.	14,801	46,682
	Welspun India Ltd.	56,969	103,056
	West Coast Paper Mills Ltd.	14,157	124,792
	Westlife Foodworld Ltd.	10,592	100,962
	Whirlpool of India Ltd.	1,857	36,432
	Wipro Ltd.	148,410	683,272
*	Wockhardt Ltd.	14,037	38,216
	Wonderla Holidays Ltd.	2,852	29,332
*	Yes Bank Ltd.	1,263,455	242,907
*	Zee Entertainment Enterprises Ltd.	201,420	624,838
*	Zee Media Corp. Ltd.	82,632	13,209
	Zensar Technologies Ltd.	24,486	144,161
*	Zomato Ltd.	234,045	295,040
	Zydus Lifesciences Ltd.	26,779	185,280
	Zydus Wellnes Ltd.	3,658	67,540

TOTAL INDIA			139,413,668

INDONESIA — (2.7%)
	ABM Investama Tbk. PT	1,500	360
	Ace Hardware Indonesia Tbk. PT	1,481,400	74,592
	Adaro Energy Indonesia Tbk. PT	2,851,000	460,006
*	Adhi Karya Persero Tbk. PT	823,500	20,847
*	Adi Sarana Armada Tbk. PT	388,400	19,809
	AKR Corporindo Tbk. PT	2,391,000	224,355
*	Alam Sutera Realty Tbk. PT	3,039,900	31,757
	Aneka Tambang Tbk. PT	646,000	69,215
	Arwana Citramulia Tbk. PT	640,500	26,613
	Ashmore Asset Management Indonesia Tbk. PT	149,400	8,969
	Astra Agro Lestari Tbk. PT	126,100	55,931
	Astra International Tbk. PT	2,045,600	744,147
	Astra Otoparts Tbk. PT	250,300	43,497
*	Bank Amar Indonesia Tbk. PT	830,585	16,532
	Bank BTPN Syariah Tbk. PT	788,400	78,150
*	Bank Bukopin Tbk. PT	6,045,077	29,701
	Bank Central Asia Tbk. PT	3,191,500	1,758,263
*	Bank Jago Tbk. PT	507,800	50,418
	Bank Mandiri Persero Tbk. PT	3,999,500	1,428,830
*	Bank Mayapada International Tbk. PT	562,800	16,235
	Bank Maybank Indonesia Tbk. PT	1,456,300	22,741
*	Bank MNC Internasional Tbk. PT	2,771,900	11,164
	Bank Negara Indonesia Persero Tbk. PT	874,000	263,761
*	Bank Neo Commerce Tbk. PT	544,900	7,699
	Bank OCBC Nisp Tbk. PT	817,200	57,116
*	Bank Pan Indonesia Tbk. PT	983,200	70,306
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,053,790	75,312
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	809,600	30,843
	Bank Rakyat Indonesia Persero Tbk. PT	4,429,700	1,385,096
	Bank Syariah Indonesia Tbk. PT	1,681,449	158,871
	Bank Tabungan Negara Persero Tbk. PT	941,512	72,635
	Barito Pacific Tbk. PT	645,792	45,763
	BFI Finance Indonesia Tbk. PT	2,228,900	143,834
	BISI International Tbk. PT	429,800	42,223

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Blue Bird Tbk. PT	206,500	$25,745
*	Buana Lintas Lautan Tbk. PT	2,303,800	11,016
*	Bukalapak.com Tbk. PT	9,584,600	126,896
	Bukit Asam Tbk. PT	1,244,400	194,248
*	Bumi Resources Minerals Tbk. PT	11,595,600	141,549
*	Bumi Resources Tbk. PT	8,795,800	62,587
*	Bumi Serpong Damai Tbk. PT	1,851,600	117,101
*	Capital Financial Indonesia Tbk. PT	800,300	27,937
*	Cemindo Gemilang PT	358,600	21,221
*	Charoen Pokphand Indonesia Tbk. PT	575,800	210,276
Ω	Cikarang Listrindo Tbk. PT	286,600	12,810
	Ciputra Development Tbk. PT	2,124,100	148,221
	Clipan Finance Indonesia Tbk. PT	328,000	10,039
	Dayamitra Telekomunikasi PT	1,211,600	47,266
	Delta Dunia Makmur Tbk. PT	1,889,200	41,152
	Dharma Satya Nusantara Tbk. PT	824,300	29,589
	Elang Mahkota Teknologi Tbk. PT	1,668,100	52,557
	Elnusa Tbk. PT	655,800	17,855
	Erajaya Swasembada Tbk. PT	2,821,100	71,055
*	Gajah Tunggal Tbk. PT	182,200	10,090
	Garudafood Putra Putri Jaya Tbk. PT	2,126,100	56,202
	Gudang Garam Tbk. PT	68,100	99,814
	Harum Energy Tbk. PT	864,800	87,973
	Hexindo Adiperkasa Tbk. PT	58,700	20,508
	Impack Pratama Industri Tbk. PT	2,577,700	58,751
	Indah Kiat Pulp & Paper Tbk. PT	441,200	266,662
	Indika Energy Tbk. PT	655,000	74,856
	Indo Tambangraya Megah Tbk. PT	126,400	211,118
	Indocement Tunggal Prakarsa Tbk. PT	121,800	71,151
	Indofood CBP Sukses Makmur Tbk. PT	150,000	97,766
	Indofood Sukses Makmur Tbk. PT	713,400	298,667
	Indomobil Sukses Internasional Tbk. PT	208,900	18,019
	Indosat Tbk. PT	156,800	93,321
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,569,700	50,394
*	Intiland Development Tbk. PT	1,804,100	22,495
	Japfa Comfeed Indonesia Tbk. PT	1,351,000	104,172
	Jasa Marga Persero Tbk. PT	362,600	97,308
	Kalbe Farma Tbk. PT	1,635,400	173,932
*	Kapuas Prima Coal Tbk. PT	2,482,800	7,816
*	Kawasan Industri Jababeka Tbk. PT	1,924,500	15,997
*	Krakatau Steel Persero Tbk. PT	764,300	8,128
*	Lippo Karawaci Tbk. PT	5,253,300	29,108
*	M Cash Integrasi PT	13,600	5,697
	Map Aktif Adiperkasa PT	1,938,000	90,925
	Matahari Department Store Tbk. PT	220,800	27,651
	Mayora Indah Tbk. PT	583,300	104,719
*	MD Pictures Tbk. PT	300,000	45,541
	Medco Energi Internasional Tbk. PT	1,758,400	141,367
	Media Nusantara Citra Tbk. PT	2,163,700	67,309
	Medikaloka Hermina Tbk. PT	959,100	92,086
*	Mega Manunggal Property Tbk. PT	134,200	2,905
*	Merdeka Copper Gold Tbk. PT	610,742	85,660
*	Metro Healthcare Indonesia Tbk. PT	808,900	24,443
	Metrodata Electronics Tbk. PT	1,584,300	50,346
	Metropolitan Kentjana Tbk. PT	9,800	17,190
	Mitra Adiperkasa Tbk. PT	1,537,600	167,990
	Mitra Keluarga Karyasehat Tbk. PT	557,400	96,114
	Mitra Pinasthika Mustika Tbk. PT	391,100	24,621
*	MNC Digital Entertainment Tbk. PT	197,200	37,394

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	MNC Land Tbk. PT	7,912,200	$33,399
	Mulia Industrindo Tbk. PT	437,000	11,226
	Pabrik Kertas Tjiwi Kimia Tbk. PT	295,900	142,530
*	Pacific Strategic Financial Tbk. PT	512,800	35,187
	Pakuwon Jati Tbk. PT	4,626,700	116,451
*	Panin Financial Tbk. PT	3,083,600	52,799
*	Paninvest Tbk. PT	361,900	22,690
	Perusahaan Gas Negara Tbk. PT	1,734,400	137,128
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	736,200	42,407
*	PP Persero Tbk. PT	545,000	19,384
	Prodia Widyahusada Tbk. PT	26,200	10,585
	Puradelta Lestari Tbk. PT	1,689,800	18,180
	Ramayana Lestari Sentosa Tbk. PT	393,000	12,327
	Resource Alam Indonesia Tbk. PT	352,200	8,997
	Salim Ivomas Pratama Tbk. PT	483,600	11,445
	Samator Indo Gas Tbk. PT	65,000	6,446
	Samudera Indonesia Tbk. PT	2,328,000	44,256
*	Sarana Meditama Metropolitan Tbk. PT	494,600	10,707
	Sarana Menara Nusantara Tbk. PT	3,261,800	182,936
	Sariguna Primatirta Tbk. PT	407,000	16,402
	Sawit Sumbermas Sarana Tbk. PT	1,038,400	74,844
	Selamat Sempurna Tbk. PT	577,600	78,870
	Semen Indonesia Persero Tbk. PT	367,754	141,311
	Siloam International Hospitals Tbk. PT	599,400	90,608
	Sumber Alfaria Trijaya Tbk. PT	1,353,200	246,278
	Summarecon Agung Tbk. PT	2,898,800	97,578
	Surya Citra Media Tbk. PT	4,845,200	46,074
	Surya Esa Perkasa Tbk. PT	2,381,900	89,974
*	Surya Semesta Internusa Tbk. PT	786,800	20,304
	Telkom Indonesia Persero Tbk. PT	2,571,100	563,626
	Temas Tbk. PT	2,160,000	21,061
	Tempo Scan Pacific Tbk. PT	134,700	14,161
	Timah Tbk. PT	636,100	27,621
	Tower Bersama Infrastructure Tbk. PT	705,200	91,877
	Transcoal Pacific Tbk. PT	90,200	49,520
	Triputra Agro Persada PT	2,304,600	79,804
	Tunas Baru Lampung Tbk. PT	875,957	46,899
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	505,300	53,464
	Unilever Indonesia Tbk. PT	730,400	166,537
	United Tractors Tbk. PT	241,000	381,384
	Vale Indonesia Tbk. PT	230,700	71,898
* ††	Waskita Beton Precast Tbk. PT	1,218,000	3,834
* ††	Waskita Karya Persero Tbk. PT	2,217,700	21,221
*	Wijaya Karya Persero Tbk. PT	411,800	9,950
*	Wintermar Offshore Marine Tbk. PT	317,900	8,621
	XL Axiata Tbk. PT	2,124,004	303,617

TOTAL INDONESIA			15,707,335

KUWAIT — (0.7%)
	A’ayan Leasing & Investment Co. KSCP	167,584	83,399
*	Agility Public Warehousing Co. KSC	75,006	127,494
	Ahli United Bank KSCP	7,172	5,748
	Al Ahli Bank of Kuwait KSCP	104,585	72,326
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	54,843	29,420
	Al-Eid Food KSC	10,842	5,921
	Ali Alghanim Sons Automotive Co. KSCC	11,147	38,724
*	Alimtiaz Investment Group KSC	251,943	42,418
*	Arabi Group Holding KSC	26,587	46,137
	Arzan Financial Group for Financing & Investment KPSC	153,386	80,795

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
*	Asiya Capital Investments Co. KSCP	132,737	$18,230
	Boubyan Bank KSCP	21,377	40,481
	Boubyan Petrochemicals Co. KSCP	44,478	88,108
	Boursa Kuwait Securities Co. KPSC	17,930	100,413
	Burgan Bank SAK	60,995	32,129
	Combined Group Contracting Co. SAK	30,659	41,711
	Commercial Facilities Co. SAKP	100,111	49,497
	Commercial Real Estate Co. KSC	188,801	59,975
	Gulf Bank KSCP	212,917	163,068
	Gulf Cables & Electrical Industries Group Co. KSCP	23,161	88,318
	Heavy Engineering & Ship Building Co. KSCP, Class B	35,728	87,170
	Humansoft Holding Co. KSC	15,277	150,079
	Integrated Holding Co. KCSC	56,031	80,031
	Jazeera Airways Co. KSCP	15,818	74,630
	Kuwait Finance House KSCP	219,219	484,556
	Kuwait Insurance Co. SAK	11,843	16,495
	Kuwait International Bank KSCP	137,136	65,145
	Kuwait Real Estate Co. KSC	128,676	66,116
	Kuwait Telecommunications Co.	50,309	86,165
	Mabanee Co. KPSC	54,991	146,607
	Mezzan Holding Co. KSCC	21,855	35,313
	Mobile Telecommunications Co. KSCP	339,581	527,835
	National Bank of Kuwait SAKP	302,679	857,811
	National Industries Group Holding SAK	142,723	82,096
	National Investments Co. KSCP	128,169	77,038
	Salhia Real Estate Co. KSCP	58,247	75,479
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	53,336	29,990
*	Sultan Center Food Products Co. KSC	27,711	9,223
	Warba Bank KSCP	257,897	143,345

TOTAL KUWAIT			4,309,436

MALAYSIA — (2.1%)
	Aeon Co. M Bhd.	103,300	23,430
	AEON Credit Service M Bhd.	31,200	74,406
#	AFFIN Bank Bhd.	177,806	75,389
	Alliance Bank Malaysia Bhd.	231,500	166,715
	Allianz Malaysia Bhd.	13,900	46,740
	AMMB Holdings Bhd.	220,100	176,574
	Ancom Nylex Bhd.	98,400	24,783
	Apex Healthcare Bhd.	19,500	9,864
#	Astro Malaysia Holdings Bhd.	154,300	13,441
	Axiata Group Bhd.	401,200	183,565
#	Bank Islam Malaysia Bhd.	141,800	64,015
	Batu Kawan Bhd.	17,800	76,541
*	Berjaya Corp. Bhd.	666,700	40,592
#	Berjaya Food Bhd.	95,300	13,591
*	Bermaz Auto Bhd.	153,700	80,624
#	Boustead Plantations Bhd.	193,300	59,259
#	British American Tobacco Malaysia Bhd.	27,500	54,287
# *	Bumi Armada Bhd.	815,800	94,379
	Bursa Malaysia Bhd.	108,100	154,066
*	CAB Cakaran Corp. Bhd.	62,400	8,192
	Cahya Mata Sarawak Bhd.	170,800	39,814
	Carlsberg Brewery Malaysia Bhd., Class B	16,700	69,738
	CELCOMDIGI Bhd.	173,300	153,883
#	CIMB Group Holdings Bhd.	504,412	604,334
*	Coastal Contracts Bhd.	48,000	19,433
	CTOS Digital Bhd.	82,600	25,156
	D&O Green Technologies Bhd.	111,000	76,398

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Dagang NeXchange Bhd.	563,800	$51,588
	Datasonic Group Bhd.	240,800	21,753
	Dayang Enterprise Holdings Bhd.	142,800	55,826
	Dialog Group Bhd.	171,100	77,199
#	DRB-Hicom Bhd.	256,800	75,012
	Dufu Technology Corp. Bhd.	61,800	22,360
#	Duopharma Biotech Bhd.	97,044	24,240
	Eco World Development Group Bhd.	184,900	39,219
# *	Ekovest Bhd.	448,600	44,772
	FGV Holdings Bhd.	92,800	25,499
	Formosa Prosonic Industries Bhd.	33,000	19,821
	Fraser & Neave Holdings Bhd.	17,700	96,961
#	Frontken Corp. Bhd.	214,800	143,572
	Gamuda Bhd.	154,284	150,312
	Gas Malaysia Bhd.	30,100	20,789
*	Genetec Technology Bhd.	83,600	41,461
	Genting Bhd.	138,000	116,773
	Genting Malaysia Bhd.	211,500	107,475
	Genting Plantations Bhd.	66,000	75,063
	Globetronics Technology Bhd.	52,400	15,755
# *	Greatech Technology Bhd.	39,300	38,172
	Guan Chong Bhd.	59,400	27,064
#	HAP Seng Consolidated Bhd.	64,200	66,177
	Hap Seng Plantations Holdings Bhd.	78,500	29,497
	Hartalega Holdings Bhd.	173,400	75,338
#	Heineken Malaysia Bhd.	16,700	83,578
#	Hengyuan Refining Co. Bhd.	37,400	24,976
	Hextar Global Bhd.	236,600	36,042
#	Hiap Teck Venture Bhd.	329,500	28,740
	Hibiscus Petroleum Bhd.	165,000	92,635
#	Hong Leong Bank Bhd.	11,700	47,640
#	Hong Leong Financial Group Bhd.	16,300	60,058
	Hong Leong Industries Bhd.	10,000	18,903
	IHH Healthcare Bhd.	72,500	91,263
	IJM Corp. Bhd.	381,900	152,371
#	Inari Amertron Bhd.	219,000	131,303
#	IOI Corp. Bhd.	204,200	168,483
#	IOI Properties Group Bhd.	211,600	82,171
*	JAKS Resources Bhd.	248,000	10,146
	Jaya Tiasa Holdings Bhd.	80,700	14,568
	Kelington Group Bhd.	69,200	21,669
	Kenanga Investment Bank Bhd.	111,800	19,953
	Kerjaya Prospek Group Bhd.	76,800	22,414
	Kim Loong Resources Bhd.	27,400	10,820
	Kossan Rubber Industries Bhd.	306,600	86,898
	KPJ Healthcare Bhd.	381,500	102,473
#	Kuala Lumpur Kepong Bhd.	49,100	226,653
	Lagenda Properties Bhd.	49,100	12,168
	LBS Bina Group Bhd.	84,900	9,186
	Leong Hup International Bhd.	82,300	10,801
Ω	Lotte Chemical Titan Holding Bhd.	122,400	29,028
	LPI Capital Bhd.	34,600	86,986
#	Magnum Bhd.	186,600	41,894
#	Mah Sing Group Bhd.	278,300	47,947
	Malakoff Corp. Bhd.	245,900	30,456
	Malayan Banking Bhd.	219,100	414,878
	Malayan Flour Mills Bhd.	89,300	11,999
	Malaysia Airports Holdings Bhd.	85,310	132,359
	Malaysia Building Society Bhd.	612,400	93,301

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Malaysia Smelting Corp. Bhd.	63,100	$28,218
	Malaysian Pacific Industries Bhd.	14,600	78,919
#	Malaysian Resources Corp. Bhd.	536,400	48,467
	Matrix Concepts Holdings Bhd.	186,650	60,278
	Maxis Bhd.	148,400	123,393
#	MBM Resources Bhd.	29,000	23,751
	Mega First Corp. Bhd.	122,900	89,234
	MISC Bhd.	63,900	97,280
	MKH Bhd.	32,700	9,611
	MNRB Holdings Bhd.	51,100	12,773
Ω	MR DIY Group M Bhd.	280,200	87,053
*	Muhibbah Engineering M Bhd.	69,150	10,020
	My EG Services Bhd.	844,363	138,288
#	Nestle Malaysia Bhd.	5,400	140,336
*	Nylex Malaysia Bhd.	1,640	114
	Oriental Holdings Bhd.	45,800	60,577
	OSK Holdings Bhd.	140,700	34,832
	Padini Holdings Bhd.	77,600	64,319
	Pantech Group Holdings Bhd.	133,700	24,420
	Pentamaster Corp. Bhd.	31,400	32,982
	Perak Transit Bhd.	128,600	32,115
	Petron Malaysia Refining & Marketing Bhd.	9,400	8,903
#	Petronas Chemicals Group Bhd.	198,300	305,780
	Petronas Dagangan Bhd.	28,000	134,322
	Petronas Gas Bhd.	29,300	105,787
	PIE Industrial Bhd.	23,800	15,500
#	PPB Group Bhd.	42,500	135,420
	Press Metal Aluminium Holdings Bhd.	190,000	196,398
	Public Bank Bhd.	842,300	735,666
	QL Resources Bhd.	112,200	130,220
	RCE Capital Bhd.	48,600	25,416
	RHB Bank Bhd.	166,339	194,833
	Sam Engineering & Equipment M Bhd.	16,000	14,549
	Sarawak Oil Palms Bhd.	85,000	45,506
	Scientex Bhd.	145,600	111,490
#	Sime Darby Bhd.	266,800	128,229
	Sime Darby Plantation Bhd.	224,600	204,752
	Sime Darby Property Bhd.	603,500	77,940
#	SKP Resources Bhd.	181,200	30,033
#	SP Setia Bhd. Group	442,500	78,112
#	Sports Toto Bhd.	157,121	47,814
	Sunway Bhd.	223,200	86,662
	Sunway Construction Group Bhd.	48,800	19,569
#	Supermax Corp. Bhd.	329,800	54,710
	Syarikat Takaful Malaysia Keluarga Bhd.	80,500	62,176
#	Ta Ann Holdings Bhd.	52,100	36,613
	Telekom Malaysia Bhd.	70,246	74,779
#	Tenaga Nasional Bhd.	99,400	206,560
	Thong Guan Industries Bhd.	32,000	12,227
	TIME dotCom Bhd.	123,000	137,475
# *	Top Glove Corp. Bhd.	992,700	151,108
# *	Tropicana Corp. Bhd.	139,700	35,477
	TSH Resources Bhd.	183,900	37,060
	Uchi Technologies Bhd.	45,800	33,164
#	UEM Sunrise Bhd.	233,700	39,049
#	UMW Holdings Bhd.	85,300	86,843
	Unisem M Bhd.	114,600	71,190
#	United Plantations Bhd.	23,000	81,523
#	UOA Development Bhd.	32,600	11,567

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	UWC Bhd.	62,100	$47,628
*	Velesto Energy Bhd.	797,000	42,708
#	ViTrox Corp. Bhd.	40,200	58,001
	VS Industry Bhd.	328,400	61,278
*	Wasco Bhd.	97,700	19,899
	WCT Holdings Bhd.	117,700	12,742
	Wellcall Holdings Bhd.	44,800	14,488
	Westports Holdings Bhd.	50,900	35,885
	Yinson Holdings Bhd.	217,140	111,666
	YTL Corp. Bhd.	479,300	147,028
	YTL Power International Bhd.	166,500	73,790

TOTAL MALAYSIA			12,132,182

MEXICO — (3.0%)
#	Alpek SAB de CV	103,368	60,832
*	Alsea SAB de CV	88,182	292,685
#	America Movil SAB de CV, ADR	100,860	1,674,276
	America Movil SAB de CV, Class B	1,099,652	909,413
	Arca Continental SAB de CV	28,469	255,462
*	Axtel SAB de CV	59,792	2,487
Ω	Banco del Bajio SA	180,198	548,620
#	Becle SAB de CV	22,151	39,193
	Bolsa Mexicana de Valores SAB de CV	81,641	127,110
*	Cemex SAB de CV	35,600	21,306
*	Cemex SAB de CV, Sponsored ADR	85,312	509,313
	Cia Minera Autlan SAB de CV, Class B	74,569	43,015
	Coca-Cola Femsa SAB de CV	36,427	276,925
	Consorcio ARA SAB de CV	105,588	19,385
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	140,995	80,394
#	Corp. Inmobiliaria Vesta SAB de CV	107,592	337,415
	El Puerto de Liverpool SAB de CV, Class C1	27,734	141,201
	Fomento Economico Mexicano SAB de CV	79,731	901,457
	GCC SAB de CV	40,866	364,618
	Genomma Lab Internacional SAB de CV, Class B	171,830	127,903
	Gentera SAB de CV	275,191	291,539
	Gruma SAB de CV, Class B	25,633	446,463
	Grupo Aeroportuario del Centro Norte SAB de CV	49,697	380,976
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,561	531,037
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,441	16,824
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,128	243,885
	Grupo Aeroportuario del Sureste SAB de CV, Class B	3,811	82,439
	Grupo Bimbo SAB de CV, Class A	107,654	436,969
	Grupo Carso SAB de CV	43,282	277,424
	Grupo Comercial Chedraui SA de CV	40,434	235,530
#	Grupo Elektra SAB de CV	1,861	118,809
	Grupo Financiero Banorte SAB de CV, Class O	236,960	1,919,575
*	Grupo Financiero Inbursa SAB de CV, Class O	129,809	267,912
	Grupo Herdez SAB de CV	28,850	65,576
	Grupo Industrial Saltillo SAB de CV	47,090	69,868
	Grupo Mexico SAB de CV, Class B	263,029	1,092,295
	Grupo Rotoplas SAB de CV	42,789	57,601
#	Grupo Televisa SAB, Sponsored ADR	25,711	59,392
#	Grupo Televisa SAB	262,795	119,671
* Ω	Grupo Traxion SAB de CV	66,398	98,332
*	Hoteles City Express SAB de CV	68,246	20,592
# *	Industrias Penoles SAB de CV	19,152	211,905
	Kimberly-Clark de Mexico SAB de CV, Class A	164,011	300,567
#	La Comer SAB de CV	95,819	191,117
	Megacable Holdings SAB de CV	197,464	387,174

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
* Ω	Nemak SAB de CV	442,664	$78,569
	Operadora De Sites Mexicanos SAB de CV, Class A	49,950	42,694
	Orbia Advance Corp. SAB de CV	283,341	459,846
	Promotora y Operadora de Infraestructura SAB de CV	41,894	345,232
	Qualitas Controladora SAB de CV	18,936	156,527
	Regional SAB de CV	49,194	372,836
*	Sitios Latinoamerica SAB de CV	47,690	16,665
*	Vista Energy SAB de CV, ADR	12,243	333,254
	Wal-Mart de Mexico SAB de CV	217,622	779,765

TOTAL MEXICO			17,241,870

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	9,975
	Credicorp Ltd.	1,921	240,048
	Intercorp Financial Services, Inc.	1,040	19,531

TOTAL PERU			269,554

PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	186,300	29,707
	Aboitiz Equity Ventures, Inc.	97,600	78,795
	Aboitiz Power Corp.	103,200	65,442
	ACEN Corp.	374,987	35,093
	Alliance Global Group, Inc.	406,800	75,988
*	Atlas Consolidated Mining & Development Corp.	193,200	10,537
	Ayala Corp.	14,660	156,741
	Ayala Land, Inc.	123,400	60,719
*	AyalaLand Logistics Holdings Corp.	199,500	5,941
	Bank of the Philippine Islands	131,781	233,643
	BDO Unibank, Inc.	169,716	382,026
*	Bloomberry Resorts Corp.	726,700	116,601
*	Cebu Air, Inc.	26,100	15,183
	Century Pacific Food, Inc.	168,300	83,070
	China Banking Corp.	59,500	31,721
*	Converge Information & Communications Technology Solutions, Inc.	429,100	63,367
	Cosco Capital, Inc.	304,100	24,709
	D&L Industries, Inc.	414,100	46,678
*	DITO CME Holdings Corp.	460,000	22,959
	DMCI Holdings, Inc.	555,800	89,870
	DoubleDragon Corp.	74,100	8,879
	East West Banking Corp.	63,100	9,831
	Emperador, Inc.	70,100	25,694
	Filinvest Land, Inc.	820,000	8,821
	First Gen Corp.	64,400	20,524
	First Philippine Holdings Corp.	7,400	7,872
	Ginebra San Miguel, Inc.	10,750	32,164
	Global Ferronickel Holdings, Inc.	454,000	20,568
	Globe Telecom, Inc.	3,559	110,482
	GT Capital Holdings, Inc.	17,030	164,771
*	Integrated Micro-Electronics, Inc.	101,500	6,238
	International Container Terminal Services, Inc.	65,650	232,600
	JG Summit Holdings, Inc.	141,120	91,536
	Jollibee Foods Corp.	46,940	169,678
	Keepers Holdings, Inc.	406,000	9,879
	LT Group, Inc.	446,600	69,710
	MacroAsia Corp.	129,600	8,691
	Manila Electric Co.	14,500	90,768
	Megaworld Corp.	2,427,000	84,775
	Metropolitan Bank & Trust Co.	262,600	242,143

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
Ω	Monde Nissin Corp.	139,400	$20,164
	Nickel Asia Corp.	895,200	86,060
	Petron Corp.	604,000	34,852
	Philex Mining Corp.	244,200	12,479
*	Philippine National Bank	25,400	8,355
	PLDT, Inc., Sponsored ADR	6,960	151,867
	PLDT, Inc.	1,370	29,274
	Puregold Price Club, Inc.	228,900	109,343
	Robinsons Land Corp.	458,100	112,616
	Robinsons Retail Holdings, Inc.	88,390	63,857
	San Miguel Corp.	78,500	145,403
	San Miguel Food & Beverage, Inc.	99,140	89,019
	Security Bank Corp.	88,370	119,970
	Semirara Mining & Power Corp.	161,100	82,434
*	Shell Pilipinas Corp.	73,700	16,632
	SM Investments Corp.	6,560	92,714
	SM Prime Holdings, Inc.	267,400	141,476
	Synergy Grid & Development Phils, Inc.	172,000	22,451
	Union Bank of the Philippines	73,294	76,875
	Universal Robina Corp.	72,600	139,961
	Vista Land & Lifescapes, Inc.	439,000	12,386
	Wilcon Depot, Inc.	192,800	67,274

TOTAL PHILIPPINES			4,679,876

POLAND — (1.4%)
*	11 bit studios SA	100	14,469
	AB SA	2,183	34,628
*	Action SA	2,386	10,432
*	Alior Bank SA	27,038	425,653
* Ω	Allegro.eu SA	12,488	89,580
*	Amica SA	943	15,921
*	AmRest Holdings SE	14,814	93,961
	Arctic Paper SA	6,617	27,946
	ASBISc Enterprises PLC	10,011	68,440
	Asseco Poland SA	13,057	239,071
	Asseco South Eastern Europe SA	1,022	11,167
	Auto Partner SA	13,593	77,022
	Bank Handlowy w Warszawie SA	5,621	115,172
*	Bank Millennium SA	99,346	172,860
*	Bank Ochrony Srodowiska SA	4,752	10,460
	Bank Polska Kasa Opieki SA	13,590	412,962
	Benefit Systems SA	360	152,812
*	BNPP Bank Polska SA	242	3,712
	Boryszew SA	16,052	22,960
	Budimex SA	1,891	211,685
	Bumech SA	1,796	11,838
*	CCC SA	7,134	67,519
	CD Projekt SA	3,994	99,717
	Celon Pharma SA	1,503	5,417
*	CI Games SA	24,604	17,444
	Cognor Holding SA	53,555	105,646
	ComArch SA	700	24,952
	Creepy Jar SA	50	7,395
*	Cyfrowy Polsat SA	28,997	90,411
	Develia SA	46,707	54,862
* Ω	Dino Polska SA	2,757	261,240
	Dom Development SA	1,654	61,556
	Echo Investment SA	14,488	14,797
*	Enea SA	60,996	105,727

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Eurocash SA	14,818	$49,295
*	Grenevia SA	89,097	63,460
*	Grupa Azoty SA	13,363	69,919
	Grupa Kety SA	1,569	264,664
*	ING Bank Slaski SA	2,636	136,891
	Inter Cars SA	1,591	215,448
*	Jastrzebska Spolka Weglowa SA	12,924	153,531
	KGHM Polska Miedz SA	12,398	330,844
	KRUK SA	2,048	226,559
	LPP SA	103	331,810
	Lubelski Wegiel Bogdanka SA	3,626	31,709
*	mBank SA	586	72,443
	Mirbud SA	16,852	31,203
	Mo-BRUK SA	463	30,788
	Neuca SA	374	67,475
	Orange Polska SA	60,301	111,852
	ORLEN SA	66,572	1,052,764
*	Pepco Group NV	17,615	71,396
*	PGE Polska Grupa Energetyczna SA	82,249	142,843
*	PKP Cargo SA	10,488	38,337
	PlayWay SA	109	8,930
*	Polimex-Mostostal SA	22,675	23,502
*	Powszechna Kasa Oszczednosci Bank Polski SA	23,901	247,585
	Powszechny Zaklad Ubezpieczen SA	31,231	353,406
*	Santander Bank Polska SA	2,458	266,956
*	Selvita SA	2,243	33,445
	Stalexport Autostrady SA	14,168	8,676
*	Tauron Polska Energia SA	211,417	185,934
	TEN Square Games SA	581	11,000
	Text SA	2,478	66,763
	TIM SA	1,511	17,189
*	Torpol SA	2,839	13,874
	Unimot SA	419	9,982
	Votum SA	1,901	19,374
	Warsaw Stock Exchange	4,922	45,711
	Wirtualna Polska Holding SA	3,330	84,939
Ω	XTB SA	6,984	54,297
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	11,864

TOTAL POLAND			8,096,092

QATAR — (1.2%)
	Aamal Co.	374,730	84,575
	Al Khaleej Takaful Group QSC	35,655	29,716
	Al Meera Consumer Goods Co. QSC	21,215	75,081
*	Baladna	169,124	52,114
	Barwa Real Estate Co.	433,801	301,855
	Commercial Bank PSQC	299,683	422,129
	Doha Bank QPSC	492,245	204,962
	Doha Insurance Co. QSC	19,125	12,014
*	Estithmar Holding QPSC	53,496	29,682
	Gulf International Services QSC	287,763	217,004
	Gulf Warehousing Co.	86,700	70,679
	Industries Qatar QSC	50,301	168,978
*	Lesha Bank LLC	280,499	106,320
	Mannai Corp. QSC	43,427	44,957
	Masraf Al Rayan QSC	570,893	329,434
*	Mazaya Real Estate Development QPSC	171,488	28,356
	Medicare Group	43,087	63,784
	Mesaieed Petrochemical Holding Co.	217,248	95,031

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Ooredoo QPSC	129,998	$352,971
	Qatar Aluminum Manufacturing Co.	582,370	197,724
	Qatar Electricity & Water Co. QSC	37,361	169,751
	Qatar Fuel QSC	40,983	167,259
	Qatar Gas Transport Co. Ltd.	431,061	416,784
	Qatar Industrial Manufacturing Co. QSC	43,663	35,994
*	Qatar Insurance Co. SAQ	344,087	233,697
	Qatar International Islamic Bank QSC	79,957	203,284
	Qatar Islamic Bank SAQ	49,599	237,239
	Qatar Islamic Insurance Group	6,853	16,424
	Qatar National Bank QPSC	405,892	1,660,846
	Qatar National Cement Co. QSC	77,708	75,075
	Qatar Navigation QSC	132,401	328,263
*	Salam International Investment Ltd. QSC	267,318	43,816
	United Development Co. QSC	450,616	120,657
	Vodafone Qatar QSC	540,026	264,286
	Zad Holding Co.	9,043	33,520

TOTAL QATAR			6,894,261

RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	146,620	0
* ††	Lukoil PJSC, Sponsored ADR	14,097	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,184	0
* ††	MMC Norilsk Nickel PJSC, ADR	12,635	0
* ††	Mobile TeleSystems PJSC, ADR	18,324	0
* ††	Novatek PJSC, GDR	828	0
* ††	Novolipetsk Steel PJSC, GDR	4,909	0
* ††	PhosAgro PJSC, GDR	4,572	0
* ††	PhosAgro PJSC	29	0
* ††	Polyus PJSC, GDR	1,516	0
* ††	Rosneft Oil Co. PJSC, GDR	21,620	0
* ††	Rostelecom PJSC, Sponsored ADR	1,387	0
* ††	RusHydro PJSC, ADR	12,112	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	96,975	0
* ††	Severstal PAO, GDR	4,377	0
* ††	Tatneft PJSC, Sponsored ADR	7,288	0
* ††	VTB Bank PJSC, GDR	49,902	0

SAUDI ARABIA — (5.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	30,950	16,540
	Abdullah Al Othaim Markets Co.	86,244	299,663
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,404	9,106
	ACWA Power Co.	4,143	250,827
	Advanced Petrochemical Co.	17,462	173,854
*	Al Alamiya for Cooperative Insurance Co.	3,797	15,883
	Al Babtain Power & Telecommunication Co.	10,593	52,607
*	Al Gassim Investment Holding Co.	2,452	10,137
	Al Hammadi Holding	12,858	185,176
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,417	40,273
	Al Jouf Agricultural Development Co.	3,911	45,785
*	Al Jouf Cement Co.	10,046	31,015
*	Al Khaleej Training & Education Co.	7,024	36,473
	Al Masane Al Kobra Mining Co.	5,816	81,725
	Al Moammar Information Systems Co.	2,550	92,470
	Al Rajhi Bank	122,103	2,185,713
*	Al Rajhi Co. for Co-operative Insurance	570	22,615
*	Al Yamamah Steel Industries Co.	6,531	36,600
*	AlAbdullatif Industrial Investment Co.	6,507	24,961
	Alamar Foods	2,177	77,250

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Alandalus Property Co.	6,804	$38,178
	Alaseel Co.	33,900	38,714
	Aldrees Petroleum & Transport Services Co.	7,328	230,006
*	Al-Etihad Cooperative Insurance Co.	5,951	31,709
	Alinma Bank	75,453	662,223
*	AlJazira Takaful Ta’awuni Co.	11,900	45,522
	AlKhorayef Water & Power Technologies Co.	1,230	44,871
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,984	55,639
	Almarai Co. JSC	20,924	311,777
	Almunajem Foods Co.	3,009	49,902
*	Alujain Corp.	9,442	95,321
	Amlak International Finance Co.	4,412	14,402
	Arab National Bank	64,024	405,784
*	Arabia Insurance Cooperative Co.	9,492	31,912
	Arabian Cement Co.	11,248	93,448
	Arabian Centres Co. Ltd.	14,099	75,386
	Arabian Contracting Services Co.	2,920	156,988
	Arabian Internet & Communications Services Co.	2,993	249,818
*	Arabian Pipes Co.	1,162	29,824
*	Arabian Shield Cooperative Insurance Co.	11,435	55,968
	Arriyadh Development Co.	18,711	99,835
	Astra Industrial Group	7,542	183,053
	Ataa Educational Co.	2,838	46,589
	Baazeem Trading Co.	1,263	19,038
	Bank AlBilad	42,202	418,984
*	Bank Al-Jazira	119,520	521,538
	Banque Saudi Fransi	42,633	407,608
	Basic Chemical Industries Ltd.	1,463	11,671
*	Batic Investments & Logistic Co.	68,308	33,519
	Bawan Co.	6,695	57,530
	BinDawood Holding Co.	44,004	70,818
	Bupa Arabia for Cooperative Insurance Co.	7,804	443,115
*	Buruj Cooperative Insurance Co.	1,991	10,179
	City Cement Co.	15,595	72,379
	Co. for Cooperative Insurance	12,300	396,136
	Dallah Healthcare Co.	4,721	186,258
*	Dar Al Arkan Real Estate Development Co.	85,898	345,924
	Dr Sulaiman Al Habib Medical Services Group Co.	7,342	493,151
*	Dur Hospitality Co.	12,590	79,639
	East Pipes Integrated Co. for Industry	1,188	19,774
	Eastern Province Cement Co.	8,714	85,839
	Electrical Industries Co.	100,300	56,252
*	Emaar Economic City	154,250	300,887
	Etihad Etisalat Co.	72,940	896,611
*	Fawaz Abdulaziz Al Hokair & Co., Class C	10,826	56,047
	Fitaihi Holding Group	28,150	21,179
	Gulf Insurance Group	4,890	38,271
*	Gulf Union Cooperative Insurance Co.	7,214	24,357
	Hail Cement Co.	12,394	37,679
	Herfy Food Services Co.	6,415	51,151
	Jarir Marketing Co.	74,566	287,789
*	Jazan Energy & Development Co.	9,044	31,262
	L’Azurde Co. for Jewelry	8,716	28,361
	Leejam Sports Co. JSC	5,053	206,946
	Maharah Human Resources Co.	3,895	67,137
*	Malath Cooperative Insurance Co.	4,401	21,354
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	11,110	39,468
*	Methanol Chemicals Co.	10,354	51,167
*	Middle East Healthcare Co.	6,795	125,024

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Middle East Paper Co.	7,554	$55,192
*	Middle East Specialized Cables Co.	4,822	20,597
	Mobile Telecommunications Co. Saudi Arabia	143,333	527,681
	Mouwasat Medical Services Co.	9,293	247,895
	Nahdi Medical Co.	4,823	182,358
	Najran Cement Co.	23,442	66,642
*	Nama Chemicals Co.	4,507	36,128
*	National Agriculture Development Co.	12,798	156,256
	National Co. for Glass Industries	4,519	37,463
	National Co. for Learning & Education	1,736	45,620
	National Gas & Industrialization Co.	6,123	94,665
*	National Gypsum	2,758	14,826
*	National Industrialization Co., Class C	73,657	228,278
	National Medical Care Co.	3,607	117,898
*	National Metal Manufacturing & Casting Co.	2,983	12,663
	Nayifat Finance Co.	9,836	33,957
	Northern Region Cement Co.	17,452	47,673
	Qassim Cement Co.	5,090	85,217
*	Rabigh Refining & Petrochemical Co.	49,066	131,937
	Riyad Bank	112,132	794,041
	SABIC Agri-Nutrients Co.	26,472	945,131
	Sahara International Petrochemical Co.	60,822	523,885
	Saudi Airlines Catering Co.	7,526	209,529
*	Saudi Arabian Mining Co.	80,892	775,042
Ω	Saudi Arabian Oil Co.	167,293	1,486,290
	Saudi Automotive Services Co.	5,675	86,256
	Saudi Awwal Bank	69,143	617,385
	Saudi Basic Industries Corp.	44,468	913,784
	Saudi Cement Co.	14,999	198,684
	Saudi Ceramic Co.	9,878	62,730
	Saudi Chemical Co. Holding	105,570	112,607
*	Saudi Co. For Hardware CJSC	3,117	22,139
	Saudi Electricity Co.	51,111	242,662
*	Saudi Ground Services Co.	14,258	110,827
	Saudi Industrial Investment Group	32,580	208,390
	Saudi Industrial Services Co.	11,797	79,133
	Saudi Investment Bank	56,614	221,918
*	Saudi Kayan Petrochemical Co.	97,374	274,804
	Saudi Marketing Co.	4,184	22,305
	Saudi National Bank	157,643	1,410,612
*	Saudi Paper Manufacturing Co.	2,732	26,698
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,857	86,058
*	Saudi Printing & Packaging Co., Class C	3,811	14,221
*	Saudi Public Transport Co.	16,421	71,067
*	Saudi Real Estate Co.	26,791	85,466
*	Saudi Reinsurance Co.	11,247	51,669
*	Saudi Research & Media Group	7,003	263,127
*	Saudi Steel Pipe Co.	3,936	34,973
	Saudi Tadawul Group Holding Co.	1,024	45,422
	Saudi Telecom Co.	201,156	2,060,664
*	Saudi Vitrified Clay Pipe Co. Ltd.	1,786	19,057
	Saudia Dairy & Foodstuff Co.	2,362	188,863
	Savola Group	37,759	366,468
*	Seera Group Holding	35,122	220,859
	SHL Finance Co.	4,300	20,634
*	Sinad Holding Co.	19,735	53,644
	Southern Province Cement Co.	14,563	158,078
*	Tabuk Cement Co.	11,658	45,201
*	Takween Advanced Industries Co.	1,580	5,540

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Tanmiah Food Co.	737	$17,093
	Theeb Rent A Car Co.	3,914	63,708
*	Umm Al-Qura Cement Co.	6,178	24,720
	United Electronics Co.	7,284	155,564
	United International Transportation Co.	8,624	154,702
	United Wire Factories Co.	2,541	16,552
*	Walaa Cooperative Insurance Co.	13,717	63,815
*	Wataniya Insurance Co.	5,132	21,936
	Yamama Cement Co.	24,392	188,626
	Yanbu Cement Co.	15,487	133,201
	Yanbu National Petrochemical Co.	19,502	197,108
	Zahrat Al Waha For Trading Co., Class C	2,077	17,710
*	Zamil Industrial Investment Co.	6,599	35,240

TOTAL SAUDI ARABIA			29,118,368

SOUTH AFRICA — (3.9%)
	Absa Group Ltd.	96,954	884,670
	Adcock Ingram Holdings Ltd.	14,986	43,541
	Advtech Ltd.	124,530	141,818
	AECI Ltd.	36,479	216,215
	African Rainbow Minerals Ltd.	26,715	220,168
	Afrimat Ltd.	22,835	63,773
	Alexander Forbes Group Holdings Ltd.	90,998	31,190
	Altron Ltd., Class A	16,149	7,404
	Anglo American Platinum Ltd.	7,008	234,148
	Aspen Pharmacare Holdings Ltd.	40,956	372,513
	Astral Foods Ltd.	13,491	105,821
*	Aveng Ltd.	15,616	4,950
	AVI Ltd.	68,464	255,987
	Barloworld Ltd.	43,028	181,311
	Bid Corp. Ltd.	23,625	501,665
	Bidvest Group Ltd.	34,663	490,435
*	Blue Label Telecoms Ltd.	144,432	25,122
	Capitec Bank Holdings Ltd.	4,309	382,875
	Cashbuild Ltd.	3,765	31,137
	Caxton & CTP Publishers & Printers Ltd.	20,139	11,746
	City Lodge Hotels Ltd.	120,852	27,186
	Clicks Group Ltd.	28,328	417,427
	Coronation Fund Managers Ltd.	45,339	73,515
	Curro Holdings Ltd.	25,363	13,827
	DataTec Ltd.	48,467	91,757
Ω	Dis-Chem Pharmacies Ltd.	72,853	95,454
	Discovery Ltd.	40,702	280,653
	DRDGOLD Ltd.	50,000	43,863
	Exxaro Resources Ltd.	41,613	417,666
	Famous Brands Ltd.	13,697	42,181
	FirstRand Ltd.	428,942	1,414,091
	Foschini Group Ltd.	83,477	451,554
	Gold Fields Ltd., Sponsored ADR	92,937	1,210,040
	Grindrod Ltd.	136,747	79,597
	Harmony Gold Mining Co. Ltd.	1	5
	Harmony Gold Mining Co. Ltd., Sponsored ADR	108,126	485,486
	Hudaco Industries Ltd.	5,877	48,720
	Impala Platinum Holdings Ltd.	112,743	469,642
	Investec Ltd.	27,897	152,711
	Invicta Holdings Ltd.	5,930	8,590
	Italtile Ltd.	91,479	56,486
	JSE Ltd.	18,562	88,280
*	KAP Ltd.	794,852	95,216

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Kumba Iron Ore Ltd.	7,550	$200,000
	Lewis Group Ltd.	6,515	13,562
	Life Healthcare Group Holdings Ltd.	329,754	328,664
	Merafe Resources Ltd.	305,519	19,143
*	Metair Investments Ltd.	44,283	35,032
	Momentum Metropolitan Holdings	554,391	624,280
	Motus Holdings Ltd.	46,242	229,699
	Mpact Ltd.	18,342	27,602
	Mr Price Group Ltd.	45,500	328,978
	MTN Group Ltd.	207,329	1,012,997
*	MultiChoice Group	60,168	225,224
	Naspers Ltd., Class N	2,148	335,816
	Nedbank Group Ltd.	47,692	513,720
	NEPI Rockcastle NV	46,225	249,805
	Netcare Ltd.	270,421	187,423
	Ninety One Ltd.	45,986	89,883
	Oceana Group Ltd.	21,975	81,648
	Old Mutual Ltd.	511,886	325,541
	Omnia Holdings Ltd.	51,590	160,272
	OUTsurance Group Ltd.	16,389	35,482
Ω	Pepkor Holdings Ltd.	281,533	256,953
	Pick n Pay Stores Ltd.	63,042	84,535
*	PPC Ltd.	257,427	38,483
	PSG Financial Services Ltd.	195,240	151,623
	Raubex Group Ltd.	27,079	35,465
	Reunert Ltd.	46,910	147,899
	Sanlam Ltd.	99,799	350,127
	Santam Ltd.	7,345	107,811
	Sappi Ltd.	157,205	330,881
	Sasol Ltd.	64,243	812,014
	Shoprite Holdings Ltd.	44,002	563,974
	Sibanye Stillwater Ltd.	298,002	380,117
#	Sibanye Stillwater Ltd., ADR	52,104	264,688
*	Southern Sun Ltd.	157,268	39,447
	SPAR Group Ltd.	40,309	243,396
	Stadio Holdings Ltd.	45,933	11,358
	Standard Bank Group Ltd.	100,205	983,472
	Sun International Ltd.	42,558	85,645
	Super Group Ltd.	102,813	175,436
*	Telkom SA SOC Ltd.	88,061	103,181
	Thungela Resources Ltd.	37,281	332,897
	Tiger Brands Ltd.	34,675	321,026
	Transaction Capital Ltd.	112,146	29,144
	Truworths International Ltd.	75,214	305,016
	Tsogo Sun Limited	79,163	51,324
	Vodacom Group Ltd.	44,435	241,575
*	Wilson Bayly Holmes-Ovcon Ltd.	11,382	72,096
	Woolworths Holdings Ltd.	111,463	415,438
*	Zeda Ltd.	43,140	24,887

TOTAL SOUTH AFRICA			22,255,115

SOUTH KOREA — (15.6%)
	ABco Electronics Co. Ltd.	1,653	17,121
*	ABLBio, Inc.	5,250	62,066
*	ADTechnology Co. Ltd.	1,694	28,104
	Advanced Nano Products Co. Ltd.	189	16,821
	Advanced Process Systems Corp.	3,818	46,219
	Aekyung Chemical Co. Ltd.	2,611	21,074
	Aekyung Industrial Co. Ltd.	582	9,773

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	AfreecaTV Co. Ltd.	1,517	$75,537
*	Agabang&Company	2,509	6,747
	Ahnlab, Inc.	490	23,312
*	Ajin Industrial Co. Ltd.	6,722	19,956
	AK Holdings, Inc.	670	8,665
*	Alteogen, Inc.	1,275	59,142
*	ALUKO Co. Ltd.	13,867	27,879
*	Amicogen, Inc.	830	7,802
*	Aminologics Co. Ltd.	6,820	5,869
*	Amo Greentech Co. Ltd.	1,794	14,993
	Amorepacific Corp.	1,241	116,488
	Amorepacific Group	3,225	68,510
*	Amotech Co. Ltd.	1,617	8,476
*	Anam Electronics Co. Ltd.	6,817	8,742
*	Ananti, Inc.	14,100	69,625
*	Anterogen Co. Ltd.	349	3,310
*	Aprogen Biologics	96,635	23,371
*	Aprogen, Inc.	14,898	10,083
*	APTC Co. Ltd.	2,186	21,040
	Asia Cement Co. Ltd.	4,821	37,050
	ASIA Holdings Co. Ltd.	283	35,862
	Asia Pacific Satellite, Inc.	1,665	14,826
	Asia Paper Manufacturing Co. Ltd.	937	27,254
	Atinum Investment Co. Ltd.	13,565	25,571
	AUK Corp.	4,205	5,931
	Avaco Co. Ltd.	1,340	14,046
	Baiksan Co. Ltd.	3,564	22,058
	BGF Co. Ltd.	7,049	17,368
	BGF retail Co. Ltd.	1,078	110,238
	BH Co. Ltd.	4,862	67,750
*	BHI Co. Ltd.	4,074	20,892
*	Binex Co. Ltd.	4,432	24,343
	Binggrae Co. Ltd.	1,197	48,569
*	Bioneer Corp.	1,227	28,919
*	BNC Korea Co. Ltd.	7,174	16,653
	BNK Financial Group, Inc.	48,465	243,932
	Boditech Med, Inc.	2,266	27,598
	BoKwang Industry Co. Ltd.	3,237	12,149
	Boryung	8,452	56,483
*	Bukwang Pharmaceutical Co. Ltd.	4,963	20,932
	BYC Co. Ltd.	61	16,494
	Byucksan Corp.	7,190	17,089
*	Cafe24 Corp.	703	6,476
*	CammSys Corp.	13,155	12,808
	Cape Industries Ltd.	2,818	8,620
	Caregen Co. Ltd.	1,365	27,211
	Celltrion Healthcare Co. Ltd.	1,940	95,963
*	Celltrion Pharm, Inc.	1,332	62,667
	Celltrion, Inc.	9,194	1,021,024
*	Chabiotech Co. Ltd.	3,774	45,075
	Cheil Worldwide, Inc.	11,099	163,425
	Chemtronics Co. Ltd.	2,042	28,135
	Cheryong Electric Co. Ltd.	2,618	40,852
*	ChinHung International, Inc.	25,556	21,751
	Chips&Media, Inc.	1,531	38,824
*	Choil Aluminum Co. Ltd.	12,480	18,665
	Chong Kun Dang Pharmaceutical Corp.	1,171	82,247
	Chongkundang Holdings Corp.	712	27,151
* ††	Chorokbaem Media Co. Ltd.	3,355	10,061

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Chosun Refractories Co. Ltd.	492	$6,674
	Chunbo Co. Ltd.	228	16,787
*	CJ CGV Co. Ltd.	7,308	27,789
	CJ CheilJedang Corp.	1,643	344,203
	CJ Corp.	2,747	171,348
*	CJ ENM Co. Ltd.	3,698	143,007
	CJ Freshway Corp.	2,553	39,670
	CJ Logistics Corp.	1,842	103,560
*	CJ Seafood Corp.	3,549	6,862
*	CKD Bio Corp.	750	11,025
	Classys, Inc.	2,663	65,061
*	CMG Pharmaceutical Co. Ltd.	16,036	24,503
*	CoAsia Corp.	1,334	5,756
*	Com2uS Holdings Corp.	603	10,686
	Com2uSCorp.	2,002	62,453
*	ContentreeJoongAng Corp.	386	3,300
*	Corentec Co. Ltd.	1,315	10,273
*	Cosmax, Inc.	1,405	141,265
*	Cosmecca Korea Co. Ltd.	1,005	26,855
*	CosmoAM&T Co. Ltd.	1,439	149,818
# *	Cosmochemical Co. Ltd.	2,431	56,757
	Coway Co. Ltd.	10,284	329,096
#	COWELL FASHION Co. Ltd.	5,701	31,132
	Cowintech Co. Ltd.	849	18,465
	CR Holdings Co. Ltd.	1,168	5,258
*	Creative & Innovative System	1,792	11,975
	Creverse, Inc.	731	9,017
*	CrystalGenomics Invites Co. Ltd.	8,327	16,857
	CS Wind Corp.	1,074	36,443
*	CTC BIO, Inc.	2,105	14,770
	Cuckoo Holdings Co. Ltd.	1,504	18,909
	Cuckoo Homesys Co. Ltd.	2,287	34,506
*	Curexo, Inc.	1,919	18,706
	Cymechs, Inc.	857	9,240
	D.I Corp.	1,543	7,356
	Dae Won Kang Up Co. Ltd.	3,957	14,913
*	Daea TI Co. Ltd.	4,923	11,149
*	Daebo Magnetic Co. Ltd.	791	15,145
*	Daechang Co. Ltd.	11,506	10,297
	Daechang Forging Co. Ltd.	5,890	26,075
	Daedong Corp.	6,323	57,791
	Daeduck Co. Ltd.	7,633	33,948
	Daeduck Electronics Co. Ltd.	7,260	108,114
	Daehan Flour Mill Co. Ltd.	235	21,229
	Daehan New Pharm Co. Ltd.	1,459	8,967
	Daehan Steel Co. Ltd.	4,106	39,549
*	Dae-Il Corp.	7,717	29,359
	Daejoo Electronic Materials Co. Ltd.	371	19,045
	Daejung Chemicals & Metals Co. Ltd., Class C	664	7,815
	Daesang Corp.	5,902	87,014
	Daesang Holdings Co. Ltd.	1,402	6,851
	Daesung Energy Co. Ltd.	2,796	21,656
*	Daesung Industrial Co. Ltd.	3,351	9,413
	Daewon Media Co. Ltd.	1,970	16,117
	Daewon Pharmaceutical Co. Ltd.	5,307	61,035
*	Daewoo Engineering & Construction Co. Ltd.	38,916	113,536
	Daewoong Co. Ltd.	6,923	76,495
	Daewoong Pharmaceutical Co. Ltd.	789	58,535
	Daihan Pharmaceutical Co. Ltd.	1,266	25,121

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daishin Securities Co. Ltd.	5,855	$60,771
*	Danal Co. Ltd.	17,708	45,712
	Daol Investment & Securities Co. Ltd.	13,713	38,910
	Daou Data Corp.	4,396	37,262
	Daou Technology, Inc.	6,328	76,594
*	Dasan Networks, Inc.	6,308	16,476
*	Dawonsys Co. Ltd.	2,202	23,021
	DB Financial Investment Co. Ltd.	5,036	14,234
	DB HiTek Co. Ltd.	6,566	237,042
	DB Insurance Co. Ltd.	9,400	611,554
*	DB, Inc.	20,648	24,258
	Dentium Co. Ltd.	1,187	96,357
	Deutsch Motors, Inc.	5,727	20,844
*	Development Advance Solution Co. Ltd.	3,212	10,506
*	Devsisters Co. Ltd.	803	28,919
	DGB Financial Group, Inc.	39,132	227,914
	DI Dong Il Corp.	3,031	59,722
	Digital Daesung Co. Ltd.	3,688	15,422
*	DIO Corp.	1,064	18,462
	Display Tech Co. Ltd.	1,563	5,734
	DL Construction Co. Ltd.	2,405	22,027
	DL Holdings Co. Ltd.	2,985	94,009
	DMS Co. Ltd.	7,061	28,682
	DN Automotive Corp.	1,065	62,478
	DNF Co. Ltd.	1,988	26,749
	Dohwa Engineering Co. Ltd.	3,144	17,907
	Dong-A Hwasung Co. Ltd.	2,008	10,678
	Dong-A Socio Holdings Co. Ltd.	876	64,671
	Dong-A ST Co. Ltd.	1,270	52,339
*	Dongbang Transport Logistics Co. Ltd.	11,025	14,863
#	Dongjin Semichem Co. Ltd.	5,066	113,071
	Dongkoo Bio & Pharma Co. Ltd.	2,187	7,758
	DongKook Pharmaceutical Co. Ltd.	4,201	50,246
*	Dongkuk CM Co. Ltd.	1,262	6,448
	Dongkuk Holdings Co. Ltd.	3,399	21,721
	Dongkuk Industries Co. Ltd.	9,973	32,614
*	Dongkuk Steel Mill Co. Ltd.	5,731	44,864
*	Dongkuk Structures & Construction Co. Ltd.	2,952	5,994
	Dongsuh Cos., Inc.	2,954	37,771
	Dongsung Chemical Co. Ltd.	7,931	24,149
	Dongsung Finetec Co. Ltd.	3,745	31,559
*	Dongsung Pharmaceutical Co. Ltd.	2,125	9,932
*	Dongwha Enterprise Co. Ltd.	876	40,182
	Dongwha Pharm Co. Ltd.	5,228	37,555
	Dongwon Development Co. Ltd.	5,702	13,454
	Dongwon F&B Co. Ltd.	2,160	46,603
	Dongwon Industries Co. Ltd.	1,357	30,060
	Dongwon Systems Corp.	444	9,335
*	Dongwoon Anatech Co. Ltd.	1,284	15,035
	Dongyang E&P, Inc.	2,102	28,796
*	Dongyang Steel Pipe Co. Ltd.	12,368	6,741
	Doosan Bobcat, Inc.	9,073	260,676
	Doosan Co. Ltd.	1,277	70,453
*	Doosan Enerbility Co. Ltd.	25,319	252,278
*	Doosan Fuel Cell Co. Ltd.	1,508	18,408
	Doosan Tesna, Inc.	1,641	54,745
	DoubleUGames Co. Ltd.	1,885	57,839
#	Douzone Bizon Co. Ltd.	2,595	52,628
*	Dream Security Co. Ltd.	3,419	7,810

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dreamtech Co. Ltd.	8,046	$62,240
*	DSK Co. Ltd.	1,675	6,199
*	Duck Yang Industry Co. Ltd.	3,747	11,656
	Duckshin Housing Co. Ltd.	12,812	17,764
*	Duk San Neolux Co. Ltd.	1,056	30,292
*	Duksan Hi-Metal Co. Ltd.	4,008	17,859
	DY Corp.	2,172	8,818
	DY POWER Corp.	1,713	14,867
* ††	E Investment&Development Co. Ltd.	12,639	9,770
	E1 Corp.	759	33,044
	Easy Holdings Co. Ltd.	8,326	15,903
	Echo Marketing, Inc.	2,360	17,534
* ††	Eco Volt Co. Ltd.	3,420	2,615
*	Eco&Dream Co. Ltd.	660	9,356
	Ecoplastic Corp.	7,448	28,259
#	Ecopro BM Co. Ltd.	3,510	513,504
#	Ecopro Co. Ltd.	1,658	766,350
	Ecopro HN Co. Ltd.	2,161	92,581
	Elentec Co. Ltd.	4,594	29,099
	E-MART, Inc.	2,095	112,948
	EMRO, Inc.	860	35,264
	EM-Tech Co. Ltd.	1,387	51,117
*	Enchem Co. Ltd.	468	18,054
	ENF Technology Co. Ltd.	3,819	53,333
*	Enzychem Lifesciences Corp.	11,358	10,353
	Eo Technics Co. Ltd.	706	73,218
*	ESTsoft Corp.	1,446	14,213
*	Eubiologics Co. Ltd.	1,567	11,132
	Eugene Corp.	11,560	28,063
	Eugene Investment & Securities Co. Ltd.	11,264	33,691
	Eugene Technology Co. Ltd.	1,704	48,329
	Eusu Holdings Co. Ltd.	1,834	8,154
	Exicon Co. Ltd.	875	7,970
	F&F Co. Ltd.	2,144	148,631
	F&F Holdings Co. Ltd.	2,675	31,215
	FarmStory Co. Ltd.	9,682	11,674
	Fila Holdings Corp.	5,423	143,597
*	Fine M-Tec Co. Ltd.	2,190	13,099
	Fine Semitech Corp.	1,154	14,949
*	Fine Technix Co. Ltd.	1	1
*	Flask Co. Ltd.	16,391	14,740
	Foosung Co. Ltd.	5,347	39,687
	Fursys, Inc.	253	5,443
	Gabia, Inc.	1,031	11,140
*	GAEASOFT	3,256	14,399
*	GAMSUNG Corp. Co. Ltd.	11,618	32,777
	GC Cell Corp.	957	20,534
*	GemVax & Kael Co. Ltd.	1,307	13,778
*	GeneOne Life Science, Inc.	10,305	21,642
*	Genexine, Inc.	6,181	36,132
*	Genie Music Corp.	4,275	9,208
*	GENOLUTION, Inc.	2,468	6,746
	Geumhwa PSC Co. Ltd.	926	17,691
	Global Standard Technology Co. Ltd.	2,576	38,781
	GOLFZON Co. Ltd.	707	45,672
	Golfzon Newdin Holdings Co. Ltd.	3,368	9,160
	Gradiant Corp.	2,575	20,613
*	Grand Korea Leisure Co. Ltd.	3,814	44,138
	Green Cross Corp.	1,155	82,326

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Green Cross Holdings Corp.	4,228	$42,454
	GS Engineering & Construction Corp.	15,264	149,403
*	GS Global Corp.	13,382	22,189
	GS Holdings Corp.	9,789	285,857
	GS Retail Co. Ltd.	8,777	158,113
	Gwangju Shinsegae Co. Ltd.	360	8,031
	HAESUNG DS Co. Ltd.	2,562	84,300
	Haesung Industrial Co. Ltd.	3,320	17,519
	Han Kuk Carbon Co. Ltd.	3,712	31,406
	Hana Financial Group, Inc.	35,140	1,021,757
	Hana Materials, Inc.	1,268	44,794
#	Hana Micron, Inc.	7,375	134,025
	Hana Pharm Co. Ltd.	1,119	11,158
*	Hana Technology Co. Ltd.	263	12,818
*	Hanall Biopharma Co. Ltd.	1,468	31,842
*	Hancom, Inc.	3,601	31,274
	Handok, Inc.	1,224	10,528
	Handsome Co. Ltd.	4,762	65,840
	Hanil Cement Co. Ltd.	3,710	33,546
	Hanil Holdings Co. Ltd.	2,139	17,511
	Hanil Hyundai Cement Co. Ltd.	1,730	18,911
	Hanjin Kal Corp.	2,099	66,280
	Hanjin Transportation Co. Ltd.	1,464	20,524
	Hankook Shell Oil Co. Ltd.	110	18,661
	Hankook Tire & Technology Co. Ltd.	13,151	373,114
	Hanmi Pharm Co. Ltd.	827	172,810
	Hanmi Science Co. Ltd.	412	9,671
	Hanmi Semiconductor Co. Ltd.	4,048	158,610
	HanmiGlobal Co. Ltd.	1,255	20,310
	Hannong Chemicals, Inc.	1,442	10,979
	Hanon Systems	27,744	141,570
#	Hansae Co. Ltd.	4,405	74,847
	Hanshin Machinery Co.	5,550	16,698
	Hansol Chemical Co. Ltd.	1,109	123,759
	Hansol Holdings Co. Ltd.	4,690	9,228
*	Hansol IONES Co. Ltd.	2,896	17,930
	Hansol Paper Co. Ltd.	5,114	37,864
	Hansol Technics Co. Ltd.	7,244	32,270
	Hanssem Co. Ltd.	686	24,917
*	Hansung Cleantech Co. Ltd.	3,431	5,880
	Hanwha Aerospace Co. Ltd.	3,525	265,013
	Hanwha Corp.	5,555	91,503
*	Hanwha Galleria Corp.	32,339	24,204
*	Hanwha General Insurance Co. Ltd.	16,474	50,663
*	Hanwha Investment & Securities Co. Ltd.	32,306	55,120
*	Hanwha Life Insurance Co. Ltd.	68,734	141,246
# *	Hanwha Ocean Co. Ltd.	2,057	35,973
*	Hanwha Solutions Corp.	16,242	345,958
	Hanwha Systems Co. Ltd.	2,706	25,523
*	Hanyang Digitech Co. Ltd.	1,331	12,185
	Hanyang Eng Co. Ltd.	3,418	35,655
	Harim Co. Ltd.	22,149	45,469
	Harim Holdings Co. Ltd.	14,949	73,384
	HB SOLUTION Co. Ltd.	5,281	18,568
	HB Technology Co. Ltd.	17,460	30,953
	HD Hyundai Co. Ltd.	7,223	307,645
	HD Hyundai Construction Equipment Co. Ltd.	2,471	81,559
	HD Hyundai Electric Co. Ltd.	2,087	116,152
	HD Hyundai Energy Solutions Co. Ltd.	1,693	27,468

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	HD Hyundai Heavy Industries Co. Ltd.	578	$43,825
	HD Hyundai Infracore Co. Ltd.	21,898	108,654
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,218	215,873
	HDC Holdings Co. Ltd.	7,163	32,921
	HDC Hyundai Development Co-Engineering & Construction, Class E	8,691	75,055
*	Helixmith Co. Ltd.	7,814	23,613
# *	HFR, Inc.	1,239	16,966
	Hite Jinro Co. Ltd.	6,294	99,190
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,568	9,837
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	11,123
	HL Holdings Corp.	1,423	33,616
	HL Mando Co. Ltd.	7,112	173,200
*	HLB Biostep Co. Ltd.	2,130	3,969
# *	HLB Life Science Co. Ltd.	6,229	41,231
*	HLB Therapeutics Co. Ltd.	4,468	12,245
*	HLB, Inc.	3,497	75,346
	HMM Co. Ltd.	41,583	450,397
	Home Center Holdings Co. Ltd.	14,834	11,906
*	Homecast Co. Ltd.	5,233	18,393
	Hotel Shilla Co. Ltd.	4,000	185,083
	HS Industries Co. Ltd.	6,323	16,458
*	HSD Engine Co. Ltd.	3,339	18,992
*	Hugel, Inc.	870	91,787
*	Humasis Co. Ltd.	12,853	19,149
*	Humax Co. Ltd.	5,784	11,852
	Humedix Co. Ltd.	624	15,798
	Huons Co. Ltd.	1,119	33,603
	Huons Global Co. Ltd.	2,333	34,725
	Husteel Co. Ltd.	11,607	39,456
*	Huvis Corp.	1,760	5,532
	Huvitz Co. Ltd.	1,378	14,841
	Hwa Shin Co. Ltd.	4,260	31,942
*	Hwail Pharm Co. Ltd.	4,900	7,243
	Hwangkum Steel & Technology Co. Ltd.	3,346	17,129
	Hwaseung Enterprise Co. Ltd.	3,556	22,202
*	HYBE Co. Ltd.	254	41,367
	Hy-Lok Corp.	2,085	36,626
	Hyosung Advanced Materials Corp., Class C	366	97,061
	Hyosung Corp.	1,764	77,154
*	Hyosung Heavy Industries Corp.	752	95,381
	Hyosung TNC Corp.	475	125,895
*	Hyulim ROBOT Co. Ltd.	11,409	10,283
	Hyundai Autoever Corp.	366	35,336
	Hyundai Bioland Co. Ltd.	680	4,711
	Hyundai BNG Steel Co. Ltd.	2,374	24,938
	Hyundai Corp.	2,016	26,391
	Hyundai Corp. Holdings, Inc.	1,349	10,208
	Hyundai Department Store Co. Ltd.	2,976	117,863
	Hyundai Elevator Co. Ltd.	1,925	61,639
	Hyundai Engineering & Construction Co. Ltd.	8,334	206,690
	Hyundai Ezwel Co. Ltd.	2,078	9,538
	Hyundai Futurenet Co. Ltd.	3,560	8,540
	Hyundai GF Holdings	8,663	22,367
	Hyundai Glovis Co. Ltd.	3,592	455,864
*	Hyundai Green Food.	4,599	38,606
	Hyundai Home Shopping Network Corp.	1,355	41,634
*	Hyundai Livart Furniture Co. Ltd.	1,211	7,158
	Hyundai Marine & Fire Insurance Co. Ltd.	10,692	249,412
*	Hyundai Mipo Dockyard Co. Ltd.	1,303	67,147

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Mobis Co. Ltd.	3,743	$579,659
	Hyundai Motor Co.	18,211	2,294,297
	Hyundai Motor Securities Co. Ltd.	4,693	28,412
	Hyundai Pharmaceutical Co. Ltd.	2,220	6,543
*	Hyundai Rotem Co. Ltd.	1,938	33,506
	Hyundai Steel Co.	14,566	354,222
	Hyundai Wia Corp.	4,178	173,921
	HyVision System, Inc.	1,274	17,539
*	iA, Inc.	22,285	6,456
	ICD Co. Ltd.	1,365	7,048
*	Il Dong Pharmaceutical Co. Ltd.	725	8,660
	Iljin Diamond Co. Ltd.	1,775	15,766
	Iljin Electric Co. Ltd.	3,946	36,705
	Iljin Holdings Co. Ltd.	4,268	11,560
	Iljin Power Co. Ltd.	1,355	10,326
	Ilshin Spinning Co. Ltd.	4,566	29,036
	Ilsung Pharmaceuticals Co. Ltd.	1,470	21,292
	Ilyang Pharmaceutical Co. Ltd.	2,281	23,101
	iMarketKorea, Inc.	4,358	25,254
	InBody Co. Ltd.	2,313	37,027
	Incross Co. Ltd.	423	3,078
	Industrial Bank of Korea	38,092	315,248
*	Infinitt Healthcare Co. Ltd.	1,736	6,245
	Innocean Worldwide, Inc.	2,644	85,572
	InnoWireless Co. Ltd.	1,143	18,504
	Innox Advanced Materials Co. Ltd.	2,999	59,513
*	Innox Corp.	795	11,825
# *	Insun ENT Co. Ltd.	4,769	25,327
*	Insung Information Co. Ltd.	8,932	15,146
	Intellian Technologies, Inc.	442	23,186
	Intelligent Digital Integrated Security Co. Ltd.	1,117	17,256
*	Interflex Co. Ltd.	1,840	13,114
	Interojo Co. Ltd.	1,357	30,847
	INTOPS Co. Ltd.	4,045	71,828
*	iNtRON Biotechnology, Inc.	2,094	9,687
	Inzi Controls Co. Ltd.	4,570	25,162
*	IS Dongseo Co. Ltd.	4,458	83,285
	ISC Co. Ltd.	1,367	70,571
	i-SENS, Inc.	1,230	20,974
	ISU Chemical Co. Ltd.	2,477	21,866
*	ISU Specialty Chemical	608	51,814
	IsuPetasys Co. Ltd.	8,553	138,253
*	ITEK, Inc.	1,394	7,394
*	ITM Semiconductor Co. Ltd.	834	12,369
*	Jahwa Electronics Co. Ltd.	1,347	21,086
	JASTECH Ltd.	4,431	24,773
	JB Financial Group Co. Ltd.	17,523	131,073
	JC Chemical Co. Ltd.	5,916	29,323
*	Jeisys Medical, Inc.	7,809	60,960
*	Jeju Air Co. Ltd.	5,586	43,797
*	Jeju Semiconductor Corp.	8,553	25,321
*	Jin Air Co. Ltd.	4,207	34,977
	Jinsung T.E.C.	4,760	33,929
	JNK Heaters Co. Ltd.	2,133	7,984
*	JoyCity Corp.	3,436	6,024
	JS Corp.	1,365	17,461
	Jusung Engineering Co. Ltd.	8,449	154,516
	JVM Co. Ltd.	868	16,778
	JW Holdings Corp.	8,202	20,000

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JW Life Science Corp.	1,063	$9,884
	JW Pharmaceutical Corp.	2,754	53,537
	JYP Entertainment Corp.	3,436	261,547
*	K Car Co. Ltd.	1,663	11,584
	Kakao Corp.	4,208	118,606
# *	Kakao Games Corp.	1,695	29,420
	KakaoBank Corp.	3,575	48,381
*	Kangstem Biotech Co. Ltd.	2,186	2,205
	Kangwon Land, Inc.	9,793	106,632
	KAON Group Co. Ltd.	1,786	7,758
	KB Financial Group, Inc.	43,194	1,646,479
	KC Co. Ltd.	1,613	18,170
	KC Tech Co. Ltd.	2,107	29,737
	KCC Corp.	583	102,751
	KCC Glass Corp.	2,670	80,203
	KCTC	5,481	15,849
	KEC Corp.	29,068	27,031
	KEPCO Plant Service & Engineering Co. Ltd.	4,047	97,918
	KG Chemical Corp.	16,990	76,336
#	KG Dongbusteel	11,494	60,240
	KG Eco Technology Service Co. Ltd.	6,031	49,948
* ††	KG Mobility Co.	3,850	20,923
	Kginicis Co. Ltd.	4,372	33,558
	KGMobilians Co. Ltd.	4,218	14,899
#	KH Vatec Co. Ltd.	3,313	35,433
	Kia Corp.	34,884	1,992,973
*	Kib Plug Energy	23,309	14,133
	KidariStudio, Inc.	1,825	5,431
	KINX, Inc.	512	32,339
	KISCO Corp.	1,751	7,971
	KISCO Holdings Co. Ltd.	1,500	23,138
	KISWIRE Ltd.	3,062	42,885
	KIWOOM Securities Co. Ltd.	2,676	159,996
*	KMW Co. Ltd.	3,610	26,833
*	KNJ Co. Ltd.	870	10,377
	Koentec Co. Ltd.	4,885	26,087
	Koh Young Technology, Inc.	7,795	63,879
	Kolmar BNH Co. Ltd.	2,314	28,208
	Kolmar Korea Co. Ltd.	1,212	48,196
	Kolmar Korea Holdings Co. Ltd.	4,264	21,222
	Kolon Corp.	2,058	24,238
	Kolon Global Corp.	1,245	11,761
	Kolon Industries, Inc.	4,589	148,240
*	Kolon Life Science, Inc.	569	11,281
*	Kolon Mobility Group Corp.	4,131	8,124
	Kolon Plastic, Inc.	1,796	10,231
	KoMiCo Ltd.	973	31,950
*	KONA I Co. Ltd.	1,584	21,063
	Korea Aerospace Industries Ltd.	4,341	142,839
	Korea Alcohol Industrial Co. Ltd.	4,444	33,588
	Korea Asset In Trust Co. Ltd.	12,366	29,570
	Korea Cast Iron Pipe Industries Co. Ltd.	1,901	8,830
*	Korea Circuit Co. Ltd.	2,773	27,970
*	Korea Electric Power Corp., Sponsored ADR	22,118	134,699
*	Korea Electric Power Corp.	4,526	56,652
	Korea Electric Terminal Co. Ltd.	1,597	74,689
	Korea Electronic Power Industrial Development Co. Ltd.	1,696	8,798
*	Korea Gas Corp.	2,838	48,095
*	Korea Information & Communications Co. Ltd.	1,705	10,686

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Investment Holdings Co. Ltd.	4,833	$180,675
*	Korea Line Corp.	31,712	39,322
	Korea Movenex Co. Ltd.	5,386	35,651
	Korea Parts & Fasteners Co. Ltd.	2,318	8,096
	Korea Petrochemical Ind Co. Ltd.	859	101,471
	Korea Real Estate Investment & Trust Co. Ltd.	38,569	33,378
	Korea United Pharm, Inc.	2,448	42,345
	Korea Zinc Co. Ltd.	523	181,752
	Korean Air Lines Co. Ltd.	25,444	387,135
	Korean Reinsurance Co.	24,382	160,371
	Kortek Corp.	1,475	7,455
*	KOSES Co. Ltd.	1,922	12,442
	KPX Chemical Co. Ltd.	267	8,407
*	Krafton, Inc.	1,588	193,311
	KSS LINE Ltd.	3,929	22,924
*	Kt alpha Co. Ltd.	1,760	7,032
	KT Skylife Co. Ltd.	5,625	24,564
	KT&G Corp.	6,070	382,916
	KTCS Corp.	4,968	13,085
	Ktis Corp.	3,971	8,761
	Kukdo Chemical Co. Ltd.	314	9,097
	Kukdong Oil & Chemicals Co. Ltd.	7,190	27,996
*	Kum Yang Co. Ltd.	654	42,745
*	Kumho HT, Inc.	28,694	13,838
	Kumho Petrochemical Co. Ltd.	3,340	313,915
*	Kumho Tire Co., Inc.	26,698	83,174
	KUMHOE&C Co. Ltd.	4,642	17,394
	Kumkang Kind Co. Ltd.	2,884	11,408
	Kwang Dong Pharmaceutical Co. Ltd.	7,860	42,996
	Kyeryong Construction Industrial Co. Ltd.	2,344	21,932
	Kyobo Securities Co. Ltd.	3,015	10,865
	Kyongbo Pharmaceutical Co. Ltd.	1,496	7,032
	Kyung Dong Navien Co. Ltd.	1,437	51,092
	Kyungdong Pharm Co. Ltd.	2,400	11,212
	Kyung-In Synthetic Corp.	5,621	15,031
	L&C Bio Co. Ltd.	1,035	21,756
	L&F Co. Ltd.	1,489	144,839
*	LabGenomics Co. Ltd.	10,535	25,628
*	Lake Materials Co. Ltd.	8,272	69,557
*	LB Semicon, Inc.	11,116	48,762
	LEADCORP, Inc.	2,656	10,379
	Lee Ku Industrial Co. Ltd.	6,694	18,130
	LEENO Industrial, Inc.	1,349	138,054
	LF Corp.	4,409	45,608
	LG Chem Ltd.	1,667	546,346
	LG Corp.	6,277	359,289
*	LG Display Co. Ltd.	27,466	248,532
	LG Electronics, Inc.	17,788	1,319,567
	LG H&H Co. Ltd.	734	172,082
	LG HelloVision Co. Ltd.	10,052	24,742
	LG Innotek Co. Ltd.	2,446	405,969
	LG Uplus Corp.	43,416	325,390
	LIG Nex1 Co. Ltd.	1,889	122,185
	Lion Chemtech Co. Ltd.	3,258	7,891
	LOT Vacuum Co. Ltd.	1,947	29,427
	Lotte Chemical Corp.	1,422	154,425
	Lotte Chilsung Beverage Co. Ltd.	1,297	139,861
	Lotte Corp.	3,236	62,410
*	Lotte Data Communication Co.	676	14,017

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Lotte Energy Materials Corp.	1,380	$39,534
	LOTTE Fine Chemical Co. Ltd.	4,470	185,680
*	Lotte Non-Life Insurance Co. Ltd.	14,588	25,889
	Lotte Rental Co. Ltd.	3,520	67,131
	Lotte Shopping Co. Ltd.	1,409	75,351
	Lotte Wellfood Co. Ltd.	688	58,147
	LS Cable & System Asia Ltd.	2,162	17,943
	LS Corp.	3,097	180,067
	LS Electric Co. Ltd.	2,291	108,984
*	LVMC Holdings	30,546	47,393
	LX Hausys Ltd.	1,624	46,078
	LX Holdings Corp.	11,895	59,495
	LX International Corp.	7,451	137,605
	LX Semicon Co. Ltd.	2,036	108,752
	M.I.Tech Co. Ltd.	2,143	10,528
	Macquarie Korea Infrastructure Fund	38,204	340,418
	Macrogen, Inc.	1,286	15,382
	Maeil Dairies Co. Ltd.	726	24,342
	MAKUS, Inc.	3,327	21,541
*	Manho Rope & Wire Ltd.	286	9,985
	Mcnex Co. Ltd.	2,443	50,329
*	Medipost Co. Ltd.	4,195	21,700
	Medytox, Inc.	594	90,874
	Meerecompany, Inc.	533	9,788
	MegaStudy Co. Ltd.	1,099	8,839
	MegaStudyEdu Co. Ltd.	1,663	76,440
	Meritz Financial Group, Inc.	12,735	473,956
*	Mgame Corp.	2,503	11,162
*	MiCo Ltd.	4,582	26,893
*	Mirae Asset Life Insurance Co. Ltd.	18,304	68,568
	Mirae Asset Securities Co. Ltd.	33,553	164,366
*	Mirae Asset Venture Investment Co. Ltd.	2,643	8,539
	Miwon Commercial Co. Ltd.	251	30,656
	Miwon Specialty Chemical Co. Ltd.	221	23,006
	MK Electron Co. Ltd.	5,111	41,106
	MNTech Co. Ltd.	1,556	17,548
	Mobase Electronics Co. Ltd.	12,447	17,090
	Moorim P&P Co. Ltd.	2,932	6,656
	Motonic Corp.	1,465	8,918
	Motrex Co. Ltd.	3,195	33,903
	MS Autotech Co. Ltd.	9,190	34,979
	Multicampus Co. Ltd.	345	7,930
*	Myoung Shin Industrial Co. Ltd.	4,063	47,502
*	N2tech Co. Ltd.	19,675	8,717
	Namhae Chemical Corp.	3,990	21,007
*	Namsun Aluminum Co. Ltd.	24,969	35,541
*	Namuga Co. Ltd.	1,877	14,931
	Namyang Dairy Products Co. Ltd.	86	29,404
*	NanoenTek, Inc.	3,549	8,496
	Nasmedia Co. Ltd.	595	8,781
*	Nature & Environment Co. Ltd.	15,071	11,250
	Nature Holdings Co. Ltd.	2,830	45,425
	NAVER Corp.	1,783	249,269
	NCSoft Corp.	1,051	181,578
	NeoPharm Co. Ltd.	876	16,108
*	Neowiz	1,673	34,291
*	Neowiz Holdings Corp.	558	8,266
*	Nepes Ark Corp.	1,403	18,212
*	NEPES Corp.	4,192	49,535

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Neptune Co.	1,679	$8,405
* Ω	Netmarble Corp.	2,030	58,279
	New Power Plasma Co. Ltd.	3,857	14,022
	Nexen Corp.	3,235	9,375
	Nexen Tire Corp.	8,985	49,590
*	Next Entertainment World Co. Ltd.	1,627	4,917
	NEXTIN, Inc.	1,287	51,207
	NH Investment & Securities Co. Ltd., Class C	22,424	160,879
*	NHN Corp.	3,595	57,026
	NHN KCP Corp.	5,041	30,103
	NI Steel Co. Ltd.	4,723	19,965
	NICE Holdings Co. Ltd.	5,885	52,332
	Nice Information & Telecommunication, Inc.	1,579	23,888
	NICE Information Service Co. Ltd.	7,223	47,158
	NICE Total Cash Management Co. Ltd., Class C	2,475	10,369
	Nong Shim Holdings Co. Ltd.	533	25,858
	NongShim Co. Ltd.	338	111,167
	NOROO Paint & Coatings Co. Ltd.	2,120	14,309
	NOVAREX Co. Ltd.	2,787	26,004
	Oceanbridge Co. Ltd.	923	7,502
*	OCI Co. Ltd.	1,125	87,056
#	OCI Holdings Co. Ltd.	2,483	179,402
	OptoElectronics Solutions Co. Ltd.	883	7,525
	Orion Corp.	3,887	344,019
	Orion Holdings Corp.	5,958	70,061
* ††	Osung Advanced Materials Co. Ltd.	9,664	10,033
	Ottogi Corp.	492	136,473
	Paik Kwang Industrial Co. Ltd.	4,701	27,115
	Pan Ocean Co. Ltd.	57,953	185,021
	Pang Rim Co. Ltd.	5,498	8,180
	Pan-Pacific Co. Ltd.	13,551	16,903
*	Paradise Co. Ltd.	9,405	102,323
	Park Systems Corp.	687	71,446
	Partron Co. Ltd.	13,406	86,334
	Paseco Co. Ltd.	1,000	7,783
*	Pearl Abyss Corp.	692	25,352
	People & Technology, Inc.	2,687	98,521
	PHA Co. Ltd.	2,750	18,343
	PharmaResearch Co. Ltd.	1,064	91,871
*	PharmGen Science, Inc.	1,673	6,731
*	Pharmicell Co. Ltd.	4,555	20,918
* ††	PHC Co. Ltd.	24,311	5,868
	Philoptics Co. Ltd.	2,005	13,286
	PI Advanced Materials Co. Ltd.	1,884	34,266
	Poongsan Corp.	3,961	105,708
	Poongsan Holdings Corp.	1,388	33,027
#	Posco DX Co. Ltd.	5,440	198,467
	POSCO Future M Co. Ltd.	217	38,240
	POSCO Holdings, Inc.	3,916	1,198,787
	Posco International Corp.	6,759	252,112
	Posco M-Tech Co. Ltd.	1,400	22,131
	POSCO Steeleon Co. Ltd.	421	14,787
*	Power Logics Co. Ltd.	3,293	16,036
	Protec Co. Ltd.	642	20,308
	PSK, Inc.	2,904	37,142
	Pulmuone Co. Ltd.	2,957	21,942
*	Ray Co. Ltd.	777	11,210
	Rayence Co. Ltd.	1,013	6,778
	RFHIC Corp.	821	8,447

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	RFTech Co. Ltd.	6,418	$17,590
	S&S Tech Corp.	1,834	51,627
	S-1 Corp.	2,992	120,928
	Sajo Industries Co. Ltd.	304	8,802
	Sajodaerim Corp.	737	15,240
*	Sajodongaone Co. Ltd.	12,597	8,344
*	Sam Chun Dang Pharm Co. Ltd.	431	19,642
	Sam Young Electronics Co. Ltd.	2,072	12,158
	Sam Yung Trading Co. Ltd.	3,091	27,947
	Sambo Motors Co. Ltd.	4,739	18,323
*	Sambu Engineering & Construction Co. Ltd.	15,885	30,424
	Samchully Co. Ltd.	401	27,493
	SAMHWA Paints Industrial Co. Ltd.	1,542	6,893
	Samick THK Co. Ltd.	1,032	7,627
*	Samil Pharmaceutical Co. Ltd.	2,221	10,266
	Samjin Pharmaceutical Co. Ltd.	1,982	30,971
*	Samkee Corp.	7,045	10,567
	Samkee EV Co. Ltd.	328	658
	Sammok S-Form Co. Ltd.	925	10,438
	SAMPYO Cement Co. Ltd.	3,599	8,248
* Ω	Samsung Biologics Co. Ltd.	353	185,575
	Samsung C&T Corp.	5,615	443,954
#	Samsung Card Co. Ltd.	5,831	135,429
	Samsung Electro-Mechanics Co. Ltd.	6,864	634,653
	Samsung Electronics Co. Ltd.	304,870	15,174,867
	Samsung Electronics Co. Ltd., GDR	4,189	5,219,494
*	Samsung Engineering Co. Ltd.	23,953	422,163
	Samsung Fire & Marine Insurance Co. Ltd.	4,705	899,702
*	Samsung Heavy Industries Co. Ltd.	25,538	129,464
	Samsung Life Insurance Co. Ltd.	5,737	307,155
*	Samsung Pharmaceutical Co. Ltd.	6,144	11,697
	Samsung SDI Co. Ltd.	3,240	1,025,896
	Samsung SDS Co. Ltd.	2,694	276,148
	Samsung Securities Co. Ltd.	11,416	299,057
	SAMT Co. Ltd.	16,817	31,683
	Samwha Capacitor Co. Ltd.	1,512	36,531
	Samyang Corp.	586	18,059
	Samyang Foods Co. Ltd.	812	110,334
	Samyang Holdings Corp.	830	41,794
	Samyang Packaging Corp.	1,489	16,616
	Samyang Tongsang Co. Ltd.	397	13,728
	Sang-A Frontec Co. Ltd.	805	10,622
*	Sangbo Corp.	5,925	7,343
*	Sangsangin Co. Ltd.	8,599	26,941
	Sangsin Energy Display Precision Co. Ltd.	2,849	29,897
	Saramin Co. Ltd.	1,511	21,367
	Satrec Initiative Co. Ltd.	279	5,337
	SD Biosensor, Inc.	11,459	81,878
	SeAH Besteel Holdings Corp.	4,073	65,797
	SeAH Steel Corp.	468	42,778
	SeAH Steel Holdings Corp.	609	90,425
	Sebang Co. Ltd.	1,898	14,937
	Sebang Global Battery Co. Ltd.	1,270	46,556
	Seegene, Inc.	7,463	105,719
	Sejin Heavy Industries Co. Ltd.	2,142	7,001
	Sejong Industrial Co. Ltd.	5,980	23,243
*	Sekonix Co. Ltd.	2,674	11,967
	Seobu T&D.	7,754	42,300
	Seohan Co. Ltd.	16,327	10,992

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seohee Construction Co. Ltd.	27,909	$28,776
# *	Seojin System Co. Ltd.	6,575	81,648
	Seoul Auction Co. Ltd.	840	5,569
	Seoul City Gas Co. Ltd.	119	5,263
	Seoul Semiconductor Co. Ltd.	9,459	70,780
	Seoyon Co. Ltd.	3,783	18,601
	Seoyon E-Hwa Co. Ltd.	4,918	52,191
*	Sewon E&C Co. Ltd.	4,592	4,319
	SFA Engineering Corp.	3,554	73,524
*	SFA Semicon Co. Ltd.	12,986	45,664
	S-Fuelcell Co. Ltd.	447	4,633
	SGC Energy Co. Ltd.	2,154	43,057
	SH Energy & Chemical Co. Ltd.	13,146	7,278
	Shin Heung Energy & Electronics Co. Ltd.	572	15,530
	Shindaeyang Paper Co. Ltd.	4,097	16,619
	Shinhan Financial Group Co. Ltd.	49,645	1,276,086
	Shinsegae Food Co. Ltd.	207	5,510
	Shinsegae Information & Communication Co. Ltd.	640	5,358
	Shinsegae International, Inc.	3,478	40,177
	Shinsegae, Inc.	1,326	166,082
	Shinsung Delta Tech Co. Ltd.	3,591	102,856
*	Shinsung E&G Co. Ltd.	20,702	28,176
	Shinsung Tongsang Co. Ltd.	11,918	18,289
	Shinwon Corp.	6,571	6,625
	Shinyoung Securities Co. Ltd.	1,094	45,387
*	Showbox Corp.	3,873	7,850
	Simmtech Co. Ltd.	4,262	104,553
	Simmtech Holdings Co. Ltd.	7,337	13,055
	SIMPAC, Inc.	3,447	8,409
	Sindoh Co. Ltd.	945	22,365
*	SK Biopharmaceuticals Co. Ltd.	627	35,088
*	SK Bioscience Co. Ltd.	771	34,701
	SK Chemicals Co. Ltd.	1,501	62,839
	SK D&D Co. Ltd.	2,497	50,832
	SK Discovery Co. Ltd.	2,784	76,330
	SK Gas Ltd.	725	79,525
	SK Hynix, Inc.	58,019	5,038,492
* Ω	SK IE Technology Co. Ltd.	507	22,356
*	SK Innovation Co. Ltd.	8,859	807,095
	SK Networks Co. Ltd.	31,572	130,377
*	SK oceanplant Co. Ltd.	3,888	46,307
	SK Securities Co. Ltd.	75,436	32,257
	SK Telecom Co. Ltd.	8,774	319,961
	SK, Inc.	4,466	470,854
	SKC Co. Ltd.	1,135	66,377
	SL Corp.	4,049	89,456
	SM Entertainment Co. Ltd.	1,135	85,119
	SMCore, Inc.	1,819	6,839
	SNT Dynamics Co. Ltd.	2,938	28,570
	SNT Holdings Co. Ltd.	838	9,949
	SNT Motiv Co. Ltd.	2,270	68,050
*	SNU Precision Co. Ltd.	3,552	6,284
	S-Oil Corp.	6,410	316,350
*	Solborn, Inc.	2,404	6,849
	Solid, Inc.	11,862	51,645
*	SOLUM Co. Ltd.	6,920	148,677
	Solus Advanced Materials Co. Ltd.	1,291	21,026
	Songwon Industrial Co. Ltd.	4,658	59,232
*	Sonid, Inc.	8,445	14,878

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Soosan Heavy Industries Co. Ltd.	15,166	$22,058
	Soulbrain Co. Ltd.	515	88,932
	Soulbrain Holdings Co. Ltd.	1,690	40,942
	SPC Samlip Co. Ltd.	416	19,974
	SPG Co. Ltd.	1,223	24,606
	Spigen Korea Co. Ltd.	410	9,266
	Ssangyong C&E Co. Ltd.	23,914	98,703
	ST Pharm Co. Ltd.	941	47,489
	STIC Investments, Inc.	6,924	31,844
*	Straffic Co. Ltd.	6,177	16,250
*	Studio Dragon Corp.	2,294	83,263
*	STX Heavy Industries Co. Ltd.	3,750	27,828
	Sugentech, Inc.	6,240	27,776
	Suheung Co. Ltd.	1,349	28,377
	Sung Kwang Bend Co. Ltd.	5,171	51,784
*	Sungchang Enterprise Holdings Ltd.	5,726	7,492
	Sungshin Cement Co. Ltd.	4,045	24,863
	Sungwoo Hitech Co. Ltd.	14,216	83,313
	Sunjin Co. Ltd.	3,521	18,673
*	Suprema, Inc.	928	13,297
*	SY Co. Ltd.	6,706	29,038
*	Synergy Innovation Co. Ltd.	6,561	13,369
*	Synopex, Inc.	18,817	51,857
	Systems Technology, Inc.	2,209	45,040
*	T Scientific Co. Ltd.	6,460	13,949
	T&L Co. Ltd.	615	20,114
	Tae Kyung Industrial Co. Ltd.	2,222	10,958
	Taekwang Industrial Co. Ltd.	88	37,686
	Taekyung BK Co. Ltd.	4,661	21,849
*	Taihan Electric Wire Co. Ltd.	5,067	41,801
*	Taihan Fiberoptics Co. Ltd.	5,487	5,285
	TCC Steel	1,417	55,001
	TechWing, Inc.	9,961	64,281
	Telechips, Inc.	1,750	26,455
	TES Co. Ltd.	2,745	40,075
*	Theragen Etex Co. Ltd.	3,017	8,621
	TK Corp.	2,440	27,514
	TKG Huchems Co. Ltd.	5,815	94,259
	TLB Co. Ltd.	1,294	22,109
	Tokai Carbon Korea Co. Ltd.	924	56,900
*	Tongyang Life Insurance Co. Ltd.	15,134	49,232
	Tongyang, Inc.	32,625	24,032
*	Top Engineering Co. Ltd.	4,182	16,842
	Toptec Co. Ltd.	6,270	33,566
	Tovis Co. Ltd.	2,381	30,056
	TS Corp.	5,517	12,455
	TSE Co. Ltd.	504	13,318
	TY Holdings Co. Ltd.	5,448	21,202
	TYM Corp.	8,599	31,662
	UBCare Co. Ltd.	1,821	5,597
	Ubiquoss Holdings, Inc.	774	6,943
	Ubiquoss, Inc.	1,157	12,720
*	Ubivelox, Inc.	872	9,635
	Uju Electronics Co. Ltd.	1,489	14,134
	Uni-Chem Co. Ltd.	8,568	10,801
	Unick Corp.	2,433	8,693
*	Unid Btplus Co. Ltd.	1,313	7,334
	Unid Co. Ltd.	1,268	71,769
	Union Semiconductor Equipment & Materials Co. Ltd.	4,859	24,951

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Uniquest Corp.	1,908	$7,174
*	UniTest, Inc.	1,170	9,533
	Value Added Technology Co. Ltd.	1,943	41,820
	Viatron Technologies, Inc.	2,136	12,737
* ††	Vidente Co. Ltd.	14,607	26,931
	Vieworks Co. Ltd.	1,460	31,959
*	Vina Tech Co. Ltd.	320	9,573
	Vitzro Tech Co. Ltd.	1,284	7,132
	Vitzrocell Co. Ltd.	3,150	39,698
*	VT Co. Ltd.	4,643	59,729
*	Webcash Corp.	621	4,897
	Webzen, Inc.	4,151	42,286
*	Wemade Max Co. Ltd.	2,097	16,181
	Whanin Pharmaceutical Co. Ltd.	3,526	36,742
	Wins Co. Ltd.	1,231	10,962
	WiSoL Co. Ltd.	3,466	15,526
*	Won Tech Co. Ltd.	6,614	45,086
*	Wonik Holdings Co. Ltd.	7,724	17,054
	WONIK IPS Co. Ltd.	2,803	62,673
	Wonik Materials Co. Ltd.	2,408	46,753
	Wonik QnC Corp.	3,416	60,020
	Woojin, Inc.	2,507	14,989
*	Woongjin Co. Ltd.	9,328	7,935
	Woongjin Thinkbig Co. Ltd.	16,826	30,385
	Woori Financial Group, Inc.	95,414	842,767
*	Woori Technology Investment Co. Ltd.	17,795	54,483
*	Woori Technology, Inc.	17,393	16,531
	Woorison F&G Co. Ltd.	5,749	6,613
	Worldex Industry & Trading Co. Ltd., Class C	2,799	46,315
*	Wysiwyg Studios Co. Ltd.	6,324	11,047
	Y G-1 Co. Ltd.	5,037	19,772
	Y-entec Co. Ltd.	2,199	11,495
	YG Entertainment, Inc.	1,670	68,163
*	YG PLUS	3,007	9,352
*	YIK Corp.	4,133	9,842
	YMC Co. Ltd.	1,463	5,550
	Youlchon Chemical Co. Ltd.	1,117	23,285
	Young Poong Corp.	94	32,771
	Young Poong Paper Manufacturing Co. Ltd.	605	3,660
	Young Poong Precision Corp.	3,606	31,465
	Youngone Corp.	4,705	189,139
	Youngone Holdings Co. Ltd.	1,754	101,761
	Yuanta Securities Korea Co. Ltd.	19,822	34,790
	Yuhan Corp.	1,285	54,799
*	Yungjin Pharmaceutical Co. Ltd.	2,649	4,122
	Zeus Co. Ltd.	1,299	27,523
	Zinus, Inc.	3,030	42,753

TOTAL SOUTH KOREA			90,014,412

TAIWAN — (22.3%)
	91APP, Inc.	6,000	17,294
	ABC Taiwan Electronics Corp.	19,210	13,880
	Abico Avy Co. Ltd.	18,000	12,932
	Ability Enterprise Co. Ltd.	59,000	41,037
	Ability Opto-Electronics Technology Co. Ltd.	13,000	54,407
	AcBel Polytech, Inc.	68,890	81,248
	Accton Technology Corp.	42,000	650,759
	Acer, Inc.	353,000	373,081
	ACES Electronic Co. Ltd.	27,882	24,341

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Acon Holding, Inc.	60,000	$17,379
	Acter Group Corp. Ltd.	26,000	144,435
	Action Electronics Co. Ltd.	31,000	15,032
	Actron Technology Corp.	11,902	59,863
	ADATA Technology Co. Ltd.	62,953	190,056
	Addcn Technology Co. Ltd.	3,903	23,873
	Adlink Technology, Inc.	27,000	47,731
	Advanced Ceramic X Corp.	9,000	59,255
	Advanced Energy Solution Holding Co. Ltd.	2,000	38,083
	Advanced International Multitech Co. Ltd.	39,000	79,903
	Advanced Optoelectronic Technology, Inc.	18,000	9,838
	Advanced Power Electronics Corp.	11,000	28,289
*	Advanced Wireless Semiconductor Co.	27,000	94,008
	Advancetek Enterprise Co. Ltd.	55,000	59,408
	Advantech Co. Ltd.	25,498	261,858
	AEON Motor Co. Ltd.	9,000	9,820
	Aerospace Industrial Development Corp.	79,000	118,680
	AGV Products Corp.	104,000	37,515
	Airtac International Group	7,000	230,143
	Alchip Technologies Ltd.	6,000	492,098
	Alcor Micro Corp.	18,000	29,846
	Alexander Marine Co. Ltd.	5,000	56,192
*	ALI Corp.	44,000	32,471
	All Ring Tech Co. Ltd.	8,000	29,076
	Allied Circuit Co. Ltd.	6,000	22,857
	Allied Supreme Corp.	9,000	86,838
#	Allis Electric Co. Ltd.	43,260	68,079
	Alltek Technology Corp.	49,480	51,401
	Alltop Technology Co. Ltd.	8,000	44,521
	Alpha Networks, Inc.	50,000	54,846
	Altek Corp.	54,000	56,345
	Amazing Microelectronic Corp.	6,564	22,896
	Ambassador Hotel	53,000	77,395
	AMPACS Corp.	14,000	21,243
	Ampire Co. Ltd.	18,000	20,152
	AMPOC Far-East Co. Ltd.	18,000	39,121
	AmTRAN Technology Co. Ltd.	157,935	55,724
	Anji Technology Co. Ltd.	15,299	17,456
	Anpec Electronics Corp.	14,000	65,620
	AP Memory Technology Corp.	3,000	33,337
	Apac Opto Electronics, Inc.	17,000	47,278
	Apacer Technology, Inc.	26,000	44,175
	APCB, Inc.	19,000	10,621
	Apex Biotechnology Corp.	25,000	20,601
	Apex International Co. Ltd.	37,000	53,347
	Apogee Optocom Co. Ltd.	7,000	15,229
	Arcadyan Technology Corp.	35,000	167,127
	Ardentec Corp.	108,000	217,356
	Ares International Corp.	6,000	9,217
	Argosy Research, Inc.	13,000	46,981
	ASE Technology Holding Co. Ltd.	343,000	1,200,836
	Asia Cement Corp.	233,000	287,726
	Asia Optical Co., Inc.	52,000	97,380
*	Asia Pacific Telecom Co. Ltd.	351,000	73,575
	Asia Polymer Corp.	102,000	74,210
	Asia Tech Image, Inc.	9,000	17,919
	Asia Vital Components Co. Ltd.	43,331	382,877
	ASIX Electronics Corp.	10,000	36,799
	ASMedia Technology, Inc.	2,000	81,853

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ASolid Technology Co. Ltd.	9,000	$26,235
	ASPEED Technology, Inc.	4,200	335,654
	ASROCK, Inc.	7,000	39,183
	Asustek Computer, Inc.	45,000	471,831
	Aten International Co. Ltd.	19,000	46,639
	Audix Corp.	14,000	24,389
	AUO Corp.	722,200	349,577
	AURAS Technology Co. Ltd.	7,000	61,932
	Aurora Corp.	9,000	20,547
	Avalue Technology, Inc.	11,000	32,187
	Avermedia Technologies	22,000	22,369
	Axiomtek Co. Ltd.	18,893	46,396
*	Azurewave Technologies, Inc.	19,000	18,489
	Bafang Yunji International Co. Ltd., Class C	9,000	46,648
*	Bank of Kaohsiung Co. Ltd.	102,485	36,850
	Basso Industry Corp.	38,000	45,566
	BenQ Materials Corp.	55,000	58,652
	BES Engineering Corp.	296,000	106,922
	Billion Electric Co. Ltd.	13,000	14,420
	Bin Chuan Enterprise Co. Ltd.	17,000	11,392
	Bionime Corp.	5,000	12,304
	Bioteque Corp.	12,000	38,541
	Bizlink Holding, Inc.	27,183	211,826
	Bora Pharmaceuticals Co. Ltd.	6,494	130,078
	Brave C&H Supply Co. Ltd.	3,000	11,913
	Brighton-Best International Taiwan, Inc.	86,000	88,381
	Brillian Network & Automation Integrated System Co. Ltd.	3,000	11,759
	Browave Corp.	12,000	31,615
	C Sun Manufacturing Ltd.	27,600	37,859
*	Calin Technology Co. Ltd.	21,000	23,801
	Cameo Communications, Inc.	36,000	10,422
	Capital Futures Corp.	12,000	16,950
	Capital Securities Corp.	365,000	160,880
	Career Technology MFG. Co. Ltd.	102,000	63,433
	Carnival Industrial Corp.	28,000	10,255
	Castles Technology Co. Ltd.	16,024	64,469
	Caswell, Inc.	12,000	30,647
	Catcher Technology Co. Ltd.	64,000	359,033
	Cathay Financial Holding Co. Ltd.	533,358	723,793
	Cathay Real Estate Development Co. Ltd.	161,000	75,500
	Cayman Engley Industrial Co. Ltd.	7,000	11,973
	CCP Contact Probes Co. Ltd.	28,834	36,009
	Celxpert Energy Corp.	11,821	10,239
	Center Laboratories, Inc.	110,773	156,364
*	Central Reinsurance Co. Ltd.	80,105	55,572
	Chailease Holding Co. Ltd.	120,885	655,747
	Chain Chon Industrial Co. Ltd.	23,032	9,251
	Chaintech Technology Corp.	13,000	17,548
	Champion Building Materials Co. Ltd.	34,200	9,488
	Champion Microelectronic Corp.	10,000	20,863
	Chang Hwa Commercial Bank Ltd.	446,869	236,741
	Chang Wah Electromaterials, Inc.	87,000	81,128
	Chang Wah Technology Co. Ltd.	89,000	88,926
	Channel Well Technology Co. Ltd.	34,000	85,970
	Chant Sincere Co. Ltd.	19,000	38,560
	Charoen Pokphand Enterprise	41,800	116,870
	CHC Healthcare Group	29,000	54,246
	CHC Resources Corp.	7,000	11,934
	Chen Full International Co. Ltd.	25,000	28,571

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chenbro Micom Co. Ltd.	8,000	$44,861
	Cheng Loong Corp.	199,000	173,860
	Cheng Mei Materials Technology Corp.	152,962	58,390
	Cheng Shin Rubber Industry Co. Ltd.	344,000	470,091
	Cheng Uei Precision Industry Co. Ltd.	96,000	114,083
	Chenming Electronic Technology Corp.	25,000	32,714
	Chia Chang Co. Ltd.	24,000	30,746
	Chia Hsin Cement Corp.	113,220	62,292
	Chicony Electronics Co. Ltd.	107,000	411,922
	Chicony Power Technology Co. Ltd.	34,000	117,714
	Chief Telecom, Inc.	3,300	32,790
	Chieftek Precision Co. Ltd.	12,100	23,230
	Chien Kuo Construction Co. Ltd.	21,000	8,753
	China Airlines Ltd.	514,000	308,120
	China Bills Finance Corp.	173,000	76,054
	China Chemical & Pharmaceutical Co. Ltd.	50,000	35,464
*	China Development Financial Holding Corp.	1,282,000	448,134
	China Electric Manufacturing Corp.	60,000	29,326
	China General Plastics Corp.	91,000	60,026
*	China Man-Made Fiber Corp.	234,000	57,282
	China Metal Products	59,000	63,884
	China Motor Corp.	35,000	93,840
*	China Petrochemical Development Corp.	813,490	255,088
	China Steel Chemical Corp.	30,000	110,325
	China Steel Corp.	1,197,000	893,026
	China Steel Structure Co. Ltd.	15,000	23,657
	China Wire & Cable Co. Ltd.	12,000	12,574
	Chinese Maritime Transport Ltd.	18,000	21,809
	Ching Feng Home Fashions Co. Ltd.	20,500	10,823
	Chin-Poon Industrial Co. Ltd.	91,000	97,899
	Chipbond Technology Corp.	146,000	306,675
	ChipMOS Technologies, Inc.	169,000	214,201
	Chlitina Holding Ltd.	8,000	48,178
	Chong Hong Construction Co. Ltd.	47,000	104,725
	Chroma ATE, Inc.	32,000	216,243
	Chun YU Works & Co. Ltd.	23,750	16,058
	Chun Yuan Steel Industry Co. Ltd.	109,000	54,395
	Chung Hung Steel Corp.	207,000	137,880
	Chung Hwa Food Industrial Co. Ltd.	7,000	21,401
	Chung Hwa Pulp Corp.	88,000	56,646
	Chung-Hsin Electric & Machinery Manufacturing Corp.	79,000	228,110
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	15,000	25,017
	Chunghwa Precision Test Tech Co. Ltd.	4,000	61,494
	Chunghwa Telecom Co. Ltd., Sponsored ADR	12,682	451,860
	Chunghwa Telecom Co. Ltd.	41,000	146,638
	Cleanaway Co. Ltd.	18,000	96,164
	Clevo Co.	90,000	86,904
*	CMC Magnetics Corp.	231,800	80,175
	C-Media Electronics, Inc.	13,000	19,441
	Co.-Tech Development Corp.	46,000	83,212
	Collins Co. Ltd.	38,000	18,690
	Compal Electronics, Inc.	411,000	357,502
	Compeq Manufacturing Co. Ltd.	236,000	385,881
	Compucase Enterprise	22,000	44,050
#	Concord International Securities Co. Ltd.	22,440	10,566
*	Concord Securities Co. Ltd.	98,000	39,245
	Continental Holdings Corp.	111,000	92,146
	Contrel Technology Co. Ltd.	22,000	11,366
	Coremax Corp.	18,555	41,146

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Coretronic Corp.	76,000	$171,706
	Crowell Development Corp.	28,000	23,630
*	CSBC Corp. Taiwan	94,000	58,673
	CTBC Financial Holding Co. Ltd.	1,976,000	1,488,132
	CTCI Corp.	151,000	183,832
	Cub Elecparts, Inc.	8,000	32,467
	CviLux Corp.	10,000	11,493
	Cyberlink Corp.	9,000	24,748
	CyberPower Systems, Inc.	9,600	58,144
*	CyberTAN Technology, Inc.	67,000	47,550
	Cypress Technology Co. Ltd.	5,000	5,605
	DA CIN Construction Co. Ltd.	67,200	79,476
	Dadi Early-Childhood Education Group Ltd.	3,000	4,603
	Dah San Electric Wire & Cable Co. Ltd.	10,000	11,546
	Da-Li Development Co. Ltd.	77,700	76,141
	Darfon Electronics Corp.	64,000	85,887
	Darwin Precisions Corp.	111,000	47,493
	Daxin Materials Corp.	11,000	30,173
	De Licacy Industrial Co. Ltd.	57,240	22,967
	Delpha Construction Co. Ltd.	99,000	82,420
	Delta Electronics, Inc.	64,000	576,761
	Depo Auto Parts Ind Co. Ltd.	27,000	108,702
	DFI, Inc.	10,000	19,710
	Dimerco Data System Corp.	12,600	39,066
	Dimerco Express Corp.	43,052	105,356
	D-Link Corp.	112,000	63,573
	Draytek Corp.	16,000	17,810
	Drewloong Precision, Inc.	4,357	19,919
	Dyaco International, Inc.	40,273	39,320
	Dynamic Holding Co. Ltd.	55,000	132,786
	Dynapack International Technology Corp.	32,000	77,502
	E Ink Holdings, Inc.	36,000	187,312
	E&R Engineering Corp.	20,000	38,238
	E.Sun Financial Holding Co. Ltd.	1,086,778	800,780
*	Eastern Media International Corp.	54,680	36,911
	Eclat Textile Co. Ltd.	15,000	238,744
	ECOVE Environment Corp.	5,000	47,992
	Edimax Technology Co. Ltd.	40,000	16,837
	Edison Opto Corp.	22,084	16,040
	Edom Technology Co. Ltd.	42,000	30,202
	eGalax_eMPIA Technology, Inc.	14,560	26,922
	Egis Technology, Inc.	13,000	34,708
	Elan Microelectronics Corp.	30,000	133,734
	E-Lead Electronic Co. Ltd.	8,202	15,865
	E-LIFE MALL Corp.	17,000	44,120
	Elite Advanced Laser Corp.	36,000	64,348
	Elite Material Co. Ltd.	28,000	312,422
#	Elite Semiconductor Microelectronics Technology, Inc.	47,000	122,415
	Elitegroup Computer Systems Co. Ltd.	68,000	53,828
	eMemory Technology, Inc.	8,000	501,211
	Emerging Display Technologies Corp.	24,000	20,580
	Ennoconn Corp.	15,272	117,883
*	Ennostar, Inc.	154,000	196,528
	Episil Technologies, Inc.	38,000	80,424
	Episil-Precision, Inc.	25,086	44,457
	Eris Technology Corp.	3,390	22,070
	Eson Precision Ind Co. Ltd.	20,000	35,048
	Eternal Materials Co. Ltd.	228,950	196,717
	Eurocharm Holdings Co. Ltd.	8,000	42,640

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Eva Airways Corp.	429,000	$363,798
*	Everest Textile Co. Ltd.	98,000	22,443
	Evergreen Aviation Technologies Corp.	12,000	34,825
	Evergreen International Storage & Transport Corp.	123,000	113,566
#	Evergreen Marine Corp. Taiwan Ltd.	162,400	540,431
	Evergreen Steel Corp.	31,000	67,535
	Everlight Chemical Industrial Corp.	103,000	61,239
	Everlight Electronics Co. Ltd.	90,000	123,312
	Excel Cell Electronic Co. Ltd.	19,000	13,682
	Excelliance Mos Corp.	6,000	22,285
	Excelsior Medical Co. Ltd.	23,940	63,823
	Far Eastern Department Stores Ltd.	158,000	116,854
	Far Eastern International Bank	469,648	166,868
	Far Eastern New Century Corp.	505,000	460,112
	Far EasTone Telecommunications Co. Ltd.	191,000	447,403
	Faraday Technology Corp.	28,000	263,988
	Farglory F T Z Investment Holding Co. Ltd.	28,600	41,117
	Farglory Land Development Co. Ltd.	65,000	119,807
	Feedback Technology Corp.	13,000	34,887
	Feng Hsin Steel Co. Ltd.	78,000	151,442
	Feng TAY Enterprise Co. Ltd.	54,880	303,038
	First Copper Technology Co. Ltd.	6,000	5,249
	First Financial Holding Co. Ltd.	1,069,920	856,092
	First Hi-Tec Enterprise Co. Ltd.	18,000	60,903
	First Hotel	65,000	29,187
	First Insurance Co. Ltd.	46,000	23,929
*	First Steamship Co. Ltd.	207,000	51,684
	FIT Holding Co. Ltd.	41,000	41,120
	Fitipower Integrated Technology, Inc.	20,150	166,797
	Fittech Co. Ltd.	11,000	19,402
	FLEXium Interconnect, Inc.	79,000	203,757
	Flytech Technology Co. Ltd.	23,000	44,746
	FocalTech Systems Co. Ltd.	26,000	64,944
	Forcecon Tech Co. Ltd.	16,000	65,576
	Formosa Advanced Technologies Co. Ltd.	47,000	56,029
	Formosa Chemicals & Fibre Corp.	247,000	464,724
	Formosa International Hotels Corp.	17,000	106,160
	Formosa Laboratories, Inc.	22,000	58,575
	Formosa Oilseed Processing Co. Ltd.	10,500	17,278
	Formosa Optical Technology Co. Ltd.	4,000	9,870
	Formosa Petrochemical Corp.	31,000	75,734
	Formosa Plastics Corp.	180,000	428,071
	Formosa Sumco Technology Corp.	13,000	62,658
	Formosa Taffeta Co. Ltd.	170,000	132,229
	Formosan Rubber Group, Inc.	47,700	34,380
	Formosan Union Chemical	75,000	47,463
	Fortune Electric Co. Ltd.	9,000	62,591
	Forward Electronics Co. Ltd.	1	1
	Founding Construction & Development Co. Ltd.	34,000	20,248
	Foxconn Technology Co. Ltd.	96,000	155,763
	Foxsemicon Integrated Technology, Inc.	17,000	95,995
	Franbo Lines Corp.	59,663	29,351
	Froch Enterprise Co. Ltd.	56,000	30,003
	FSP Technology, Inc.	39,000	57,557
	Fu Chun Shin Machinery Manufacture Co. Ltd.	27,315	13,788
	Fu Hua Innovation Co. Ltd.	87,890	69,938
	Fubon Financial Holding Co. Ltd.	425,407	791,084
	Fulgent Sun International Holding Co. Ltd.	35,000	139,066
	Fulltech Fiber Glass Corp.	112,117	58,451

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Fusheng Precision Co. Ltd.	23,000	$143,799
	Fwusow Industry Co. Ltd.	51,500	29,824
	G Shank Enterprise Co. Ltd.	41,000	67,244
*	G Tech Optoelectronics Corp.	15,441	7,889
	Gallant Precision Machining Co. Ltd.	33,000	28,828
	Gamania Digital Entertainment Co. Ltd.	32,000	66,242
*	GCS Holdings, Inc.	9,000	9,621
	GEM Services, Inc.	16,000	32,295
	Gemtek Technology Corp.	77,000	77,758
	General Interface Solution Holding Ltd.	61,000	105,174
	General Plastic Industrial Co. Ltd.	10,000	10,436
	Generalplus Technology, Inc.	7,000	10,658
	Genius Electronic Optical Co. Ltd.	16,000	188,885
	GeoVision, Inc.	14,000	17,339
	Getac Holdings Corp.	101,000	226,484
	GFC Ltd.	13,000	31,987
#	Giant Manufacturing Co. Ltd.	36,015	182,112
	Giantplus Technology Co. Ltd.	83,000	31,114
	Gigabyte Technology Co. Ltd.	11,000	74,733
*	Gigasolar Materials Corp.	11,474	28,323
*	Gigastorage Corp.	71,000	36,686
	Global Brands Manufacture Ltd.	75,000	143,059
	Global Lighting Technologies, Inc.	18,000	26,363
	Global Mixed Mode Technology, Inc.	17,000	130,840
	Global PMX Co. Ltd.	7,000	24,688
	Global Unichip Corp.	10,000	446,930
	Globaltek Fabrication Co. Ltd.	12,000	18,547
	Globalwafers Co. Ltd.	30,000	440,997
*	Globe Union Industrial Corp.	58,566	24,875
	Gloria Material Technology Corp.	118,000	162,879
	GMI Technology, Inc.	20,452	12,020
	Gold Circuit Electronics Ltd.	42,800	234,195
	Goldsun Building Materials Co. Ltd., Class C	228,000	177,407
	Good Will Instrument Co. Ltd.	15,000	15,908
	Gordon Auto Body Parts	26,000	24,273
	Gourmet Master Co. Ltd.	26,000	78,120
*	Grand Fortune Securities Co. Ltd.	34,990	12,327
	Grand Pacific Petrochemical	211,000	103,025
	Grand Process Technology Corp.	3,000	41,231
	GrandTech CG Systems, Inc.	7,437	15,370
	Grape King Bio Ltd.	33,000	150,828
	Great China Metal Industry	13,000	9,480
	Great Taipei Gas Co. Ltd.	46,000	46,067
	Great Tree Pharmacy Co. Ltd.	12,946	135,676
	Great Wall Enterprise Co. Ltd.	134,100	210,524
	Greatek Electronics, Inc.	82,000	147,541
	Group Up Industrial Co. Ltd.	9,000	43,262
	GTM Holdings Corp.	25,000	22,629
	Gudeng Precision Industrial Co. Ltd.	5,000	52,057
*	Hai Kwang Enterprise Corp.	22,050	11,449
	Hannstar Board Corp.	76,000	131,203
*	HannStar Display Corp.	444,000	152,133
*	HannsTouch Holdings Co.	161,000	45,341
	Hanpin Electron Co. Ltd.	10,000	11,796
	Harvatek Corp.	44,000	35,494
	Heran Co. Ltd.	4,000	13,274
	Hey Song Corp.	61,000	71,974
	Hi-Clearance, Inc.	7,518	30,631
	Highlight Tech Corp.	19,000	27,721

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Highwealth Construction Corp.	105,942	$133,111
	HIM International Music, Inc.	7,000	20,703
	Hiroca Holdings Ltd.	9,000	10,060
	Hitron Technology, Inc.	19,000	17,591
	Hiwin Mikrosystem Corp.	7,000	13,635
	Hiwin Technologies Corp.	36,701	222,413
	Hiyes International Co. Ltd.	16,000	39,551
	Ho Tung Chemical Corp.	220,000	57,054
	Hocheng Corp.	58,960	32,397
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	22,552
	Holiday Entertainment Co. Ltd.	12,950	34,968
	Holtek Semiconductor, Inc.	35,000	66,720
	Holy Stone Enterprise Co. Ltd.	32,550	95,435
	Hon Hai Precision Industry Co. Ltd.	1,041,000	3,107,087
	Hong Pu Real Estate Development Co. Ltd.	42,000	35,037
	Hong TAI Electric Industrial	52,000	39,192
	Hong YI Fiber Industry Co.	13,000	6,535
*	Horizon Securities Co. Ltd.	57,240	17,201
	Hota Industrial Manufacturing Co. Ltd.	47,000	89,951
	Hotai Finance Co. Ltd.	19,800	76,130
	Hotai Motor Co. Ltd.	5,100	95,162
	Hotron Precision Electronic Industrial Co. Ltd.	18,919	20,326
	Hsin Kuang Steel Co. Ltd.	56,000	80,704
	Hsin Yung Chien Co. Ltd.	6,000	19,256
	Hsing TA Cement Co.	41,000	22,146
*	HTC Corp.	156,000	213,575
	Hu Lane Associate, Inc.	16,000	68,480
	HUA ENG Wire & Cable Co. Ltd.	78,000	46,439
*	Hua Jung Components Co. Ltd.	30,000	11,811
	Hua Nan Financial Holdings Co. Ltd., Class C	985,384	617,958
	Hua Yu Lien Development Co. Ltd.	7,000	14,585
	Huaku Development Co. Ltd.	66,000	186,435
	Huang Hsiang Construction Corp.	34,000	40,433
	Huikwang Corp.	14,000	14,425
	Hung Ching Development & Construction Co. Ltd.	21,000	14,679
	Hung Sheng Construction Ltd.	97,000	53,738
	Huxen Corp.	7,000	11,057
	Hwa Fong Rubber Industrial Co. Ltd.	40,000	17,034
	Hwacom Systems, Inc.	32,000	16,807
	Ibase Technology, Inc.	24,000	57,482
*	IBF Financial Holdings Co. Ltd.	609,032	216,156
	Ichia Technologies, Inc.	69,000	69,709
	I-Chiun Precision Industry Co. Ltd.	31,000	44,707
*	Ideal Bike Corp.	29,000	8,785
	IEI Integration Corp.	28,000	59,355
	Infortrend Technology, Inc.	51,000	29,503
	Info-Tek Corp.	21,000	33,580
	Ingentec Corp.	5,000	26,526
	Innodisk Corp.	13,620	125,799
	Innolux Corp.	941,122	354,772
	Inpaq Technology Co. Ltd.	25,205	51,280
	Insyde Software Corp.	5,000	23,313
	Intai Technology Corp.	7,000	24,864
	Integrated Service Technology, Inc.	11,000	28,628
	IntelliEPI, Inc.	6,000	10,204
	International CSRC Investment Holdings Co.	155,000	91,394
	International Games System Co. Ltd., Class C	12,000	231,299
	Inventec Corp.	207,000	259,322
	Iron Force Industrial Co. Ltd.	15,000	39,193

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	I-Sheng Electric Wire & Cable Co. Ltd.	27,000	$37,455
	ITE Technology, Inc.	21,000	105,875
	ITEQ Corp.	42,000	98,846
	J&V Energy Technology Co. Ltd.	12,000	30,060
	Jarllytec Co. Ltd.	9,000	41,411
	Jean Co. Ltd.	23,277	13,812
	Jentech Precision Industrial Co. Ltd.	7,299	130,163
	Jess-Link Products Co. Ltd.	18,000	46,457
	Jetway Information Co. Ltd.	17,000	18,395
	Jetwell Computer Co. Ltd.	9,000	19,322
	Jia Wei Lifestyle, Inc.	8,000	14,244
	Jih Lin Technology Co. Ltd.	9,000	19,776
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	18,461
	Jinan Acetate Chemical Co. Ltd.	4,820	144,917
	Johnson Health Tech Co. Ltd.	22,000	44,815
	Jourdeness Group Ltd.	6,000	11,545
	K Laser Technology, Inc.	47,000	33,241
	Kaimei Electronic Corp.	24,400	46,584
	Kaori Heat Treatment Co. Ltd.	10,000	65,043
	Kedge Construction Co. Ltd.	12,523	28,154
*	Keding Enterprises Co. Ltd.	6,000	23,484
	KEE TAI Properties Co. Ltd.	93,000	43,255
	Kenda Rubber Industrial Co. Ltd.	142,051	128,053
	Kent Industrial Co. Ltd.	12,000	8,694
	Kerry TJ Logistics Co. Ltd.	56,000	64,121
	Keystone Microtech Corp.	3,000	20,340
	KHGEARS International Ltd.	5,000	10,795
	Kindom Development Co. Ltd.	90,000	94,857
	King Chou Marine Technology Co. Ltd.	10,000	12,117
	King Slide Works Co. Ltd.	5,000	109,125
	King Yuan Electronics Co. Ltd.	235,000	556,762
	King’s Town Bank Co. Ltd.	175,000	200,691
*	King’s Town Construction Co. Ltd.	9,000	8,490
	Kinik Co.	15,000	75,601
	Kinko Optical Co. Ltd.	31,000	24,747
	Kinpo Electronics	269,000	115,880
	Kinsus Interconnect Technology Corp.	80,000	235,526
	KMC Kuei Meng International, Inc.	14,000	52,117
	KNH Enterprise Co. Ltd.	40,000	22,977
	Ko Ja Cayman Co. Ltd.	6,000	12,780
	KS Terminals, Inc.	36,000	74,480
	Kung Long Batteries Industrial Co. Ltd.	13,000	52,129
*	Kung Sing Engineering Corp.	50,000	14,226
	Kuo Toong International Co. Ltd.	64,000	70,447
*	Kuo Yang Construction Co. Ltd.	46,000	25,575
	Kwong Lung Enterprise Co. Ltd.	28,000	44,164
	KYE Systems Corp.	27,000	9,683
	L&K Engineering Co. Ltd.	47,000	185,195
	La Kaffa International Co. Ltd.	5,000	15,827
	LandMark Optoelectronics Corp.	19,000	55,229
	Lanner Electronics, Inc.	24,380	67,235
	Largan Precision Co. Ltd.	8,000	512,375
	Laser Tek Taiwan Co. Ltd.	13,300	11,892
	Laster Tech Corp. Ltd.	21,000	31,960
*	Lealea Enterprise Co. Ltd.	171,600	53,790
	LEE CHI Enterprises Co. Ltd.	39,000	17,235
	Lelon Electronics Corp.	21,000	35,418
	Lemtech Holdings Co. Ltd.	10,000	24,917
	Leo Systems, Inc.	20,000	20,316

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Leofoo Development Co. Ltd.	34,000	$17,533
*	Li Cheng Enterprise Co. Ltd.	15,000	9,227
*	Li Peng Enterprise Co. Ltd.	138,000	32,399
	Lian HWA Food Corp.	23,931	64,494
	Lien Hwa Industrial Holdings Corp.	78,538	150,280
	Lingsen Precision Industries Ltd.	86,000	56,263
	Lite-On Technology Corp.	183,000	569,772
	Liton Technology Corp.	8,000	8,502
*	Long Bon International Co. Ltd.	23,000	11,145
	Long Da Construction & Development Corp.	55,000	42,604
	Longchen Paper & Packaging Co. Ltd.	184,515	78,966
	Longwell Co.	27,000	52,677
	Lotes Co. Ltd.	15,207	388,324
	Lotus Pharmaceutical Co. Ltd.	14,000	109,260
	Lucky Cement Corp.	65,000	26,908
	Lumax International Corp. Ltd.	21,600	54,182
*	Lung Yen Life Service Corp.	42,000	46,134
	Lungteh Shipbuilding Co. Ltd.	6,000	14,736
	Luxe Green Energy Technology Co. Ltd.	21,000	19,214
#	LuxNet Corp.	12,000	57,531
	M31 Technology Corp.	2,200	59,599
	Macauto Industrial Co. Ltd.	13,000	29,352
	Machvision, Inc.	7,000	38,849
	Macroblock, Inc.	10,000	30,940
	Macronix International Co. Ltd.	329,000	274,918
	Makalot Industrial Co. Ltd.	24,000	268,619
	Marketech International Corp.	22,000	90,301
	Materials Analysis Technology, Inc.	12,622	80,482
	Maxigen Biotech, Inc.	13,650	19,798
	Mayer Steel Pipe Corp.	27,000	23,317
	Medeon Biodesign, Inc.	11,339	16,799
	MediaTek, Inc.	115,000	3,001,426
*	Medigen Biotechnology Corp.	11,000	17,730
	Mega Financial Holding Co. Ltd.	459,618	521,544
	Meiloon Industrial Co.	16,800	9,855
*	Mercuries & Associates Holding Ltd.	106,396	41,381
*	Mercuries Life Insurance Co. Ltd.	600,738	93,550
	Merida Industry Co. Ltd.	36,000	184,450
	Merry Electronics Co. Ltd.	41,000	112,396
	METAAGE Corp.	20,000	37,430
	Micro-Star International Co. Ltd.	94,000	481,217
	Mildef Crete, Inc.	16,000	38,980
	MIN AIK Technology Co. Ltd.	17,000	10,274
	Mirle Automation Corp.	35,000	39,857
#	Mitac Holdings Corp.	190,000	216,346
*	Mobiletron Electronics Co. Ltd.	11,000	17,859
	momo.com, Inc.	11,000	181,351
	MOSA Industrial Corp.	25,969	19,180
	Mosel Vitelic, Inc.	18,000	18,482
	Motech Industries, Inc.	72,000	60,748
	MPI Corp.	17,000	99,638
	MSSCORPS Co. Ltd.	7,000	27,188
	Nak Sealing Technologies Corp.	13,000	50,545
	Namchow Holdings Co. Ltd.	41,000	62,028
	Nan Liu Enterprise Co. Ltd.	10,000	21,708
	Nan Pao Resins Chemical Co. Ltd.	10,000	61,479
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	14,419
	Nan Ya Plastics Corp.	224,000	428,584
	Nan Ya Printed Circuit Board Corp.	41,000	300,944

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	$19,420
	Nantex Industry Co. Ltd.	57,000	60,582
	Nanya Technology Corp.	122,000	244,583
	National Aerospace Fasteners Corp.	7,000	18,789
	National Petroleum Co. Ltd.	21,000	41,610
	Netronix, Inc.	18,000	45,149
	New Best Wire Industrial Co. Ltd.	8,000	9,164
*	Newmax Technology Co. Ltd.	11,000	10,896
	Nexcom International Co. Ltd.	25,000	31,314
	Nichidenbo Corp.	37,000	63,539
	Nidec Chaun-Choung Technology Corp.	4,000	14,835
	Nien Hsing Textile Co. Ltd.	35,000	20,432
	Nien Made Enterprise Co. Ltd.	27,000	238,878
	Niko Semiconductor Co. Ltd.	15,080	26,767
	Nishoku Technology, Inc.	5,000	14,926
	Nova Technology Corp.	6,000	23,023
	Novatek Microelectronics Corp.	51,000	718,236
	Nuvoton Technology Corp.	37,000	145,997
	O-Bank Co. Ltd.	351,000	101,121
*	Ocean Plastics Co. Ltd.	45,000	48,238
	OFCO Industrial Corp.	23,000	14,153
	OK Biotech Co. Ltd.	23,571	17,279
	Oneness Biotech Co. Ltd.	9,102	55,158
	Optimax Technology Corp.	21,946	21,138
	Orient Semiconductor Electronics Ltd.	98,000	126,134
	Oriental Union Chemical Corp.	131,000	73,726
	O-TA Precision Industry Co. Ltd.	22,000	58,016
	Pacific Construction Co.	43,000	12,027
	Pacific Hospital Supply Co. Ltd.	16,000	40,969
	Paiho Shih Holdings Corp.	26,250	16,530
	Pan Asia Chemical Corp.	48,375	18,214
	Pan German Universal Motors Ltd.	4,000	37,697
	Pan Jit International, Inc.	59,000	109,177
	PAN RAM INTERNATIONAL Corp.	18,000	20,981
	Pan-International Industrial Corp.	102,000	107,321
	Panion & BF Biotech, Inc.	5,000	17,465
	Parade Technologies Ltd.	6,000	196,721
	Parpro Corp.	14,000	14,547
*	PChome Online, Inc.	35,268	48,498
	PCL Technologies, Inc.	20,281	47,340
	P-Duke Technology Co. Ltd.	10,000	29,160
	Pegatron Corp.	272,000	634,745
	Pegavision Corp.	6,514	74,776
*	PharmaEssentia Corp.	13,219	131,549
	Phison Electronics Corp.	18,000	259,798
	Phoenix Silicon International Corp.	37,780	57,160
*	Phytohealth Corp.	20,000	13,755
	Pixart Imaging, Inc.	28,000	111,314
	Planet Technology Corp.	8,000	29,947
	Plastron Precision Co. Ltd.	27,000	12,448
*	Polaris Group	6,000	13,580
	Polytronics Technology Corp.	14,000	22,366
	Posiflex Technology, Inc.	11,000	34,072
	Pou Chen Corp.	264,000	235,320
	Power Wind Health Industry, Inc.	5,000	18,153
	Powerchip Semiconductor Manufacturing Corp.	550,000	452,441
	Powertech Technology, Inc.	122,000	396,358
	Poya International Co. Ltd.	9,161	140,827
	President Chain Store Corp.	54,000	429,535

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	President Securities Corp.	171,000	$92,016
	Primax Electronics Ltd.	86,000	183,673
	Prince Housing & Development Corp.	202,000	66,382
	Princeton Technology Corp.	40,000	34,946
	Pro Hawk Corp.	2,000	9,255
	Promate Electronic Co. Ltd.	42,000	70,377
	Prosperity Dielectrics Co. Ltd.	23,000	31,617
	Qisda Corp.	165,000	216,594
	QST International Corp.	13,195	23,223
	Qualipoly Chemical Corp.	16,000	16,581
	Quang Viet Enterprise Co. Ltd.	12,000	40,948
	Quanta Computer, Inc.	81,000	478,249
	Quanta Storage, Inc.	51,000	108,216
	Quintain Steel Co. Ltd.	67,514	27,323
	Radiant Opto-Electronics Corp.	73,000	279,808
*	Radium Life Tech Co. Ltd.	163,000	43,989
	Rafael Microelectronics, Inc.	5,000	24,394
	Raydium Semiconductor Corp.	14,000	155,501
	Realtek Semiconductor Corp.	28,000	348,960
	Rechi Precision Co. Ltd.	99,000	58,324
*	Rexon Industrial Corp. Ltd.	22,000	27,093
*	Rich Development Co. Ltd.	109,000	29,902
	Right WAY Industrial Co. Ltd.	19,000	9,548
*	Ritek Corp.	177,000	43,148
	Rodex Fasteners Corp.	12,000	15,931
	Ruby Tech Corp.	9,000	22,546
	Ruentex Development Co. Ltd.	185,400	185,933
	Ruentex Engineering & Construction Co.	14,000	42,954
	Ruentex Industries Ltd.	89,619	158,630
	Run Long Construction Co. Ltd.	17,000	49,244
	Sakura Development Co. Ltd.	48,685	65,327
	Sampo Corp.	83,000	71,741
	San Fang Chemical Industry Co. Ltd.	40,000	28,830
	San Far Property Ltd.	22,000	11,749
	San Fu Chemical Co. Ltd.	11,000	41,797
	San Shing Fastech Corp.	22,000	36,574
	Sanitar Co. Ltd.	8,000	8,630
	Sanyang Motor Co. Ltd.	68,000	140,171
	Savior Lifetec Corp.	42,000	23,730
	SCI Pharmtech, Inc.	8,714	24,067
	ScinoPharm Taiwan Ltd.	36,000	29,479
	SciVision Biotech, Inc.	9,000	20,361
	SDI Corp.	32,000	99,839
	Sea Sonic Electronics Co. Ltd.	6,000	16,839
	Securitag Assembly Group Co.	4,000	12,120
	Senao International Co. Ltd.	18,000	19,986
	Senao Networks, Inc.	5,000	35,499
	Sensortek Technology Corp.	4,000	51,978
	Sercomm Corp.	54,000	188,408
	Sesoda Corp.	54,000	50,655
	Shanghai Commercial & Savings Bank Ltd.	260,881	345,665
	Shan-Loong Transportation Co. Ltd.	20,000	18,717
	Sharehope Medicine Co. Ltd.	22,048	21,909
	Sheng Yu Steel Co. Ltd.	37,000	26,628
	ShenMao Technology, Inc.	30,000	54,493
	Shieh Yih Machinery Industry Co. Ltd.	23,000	15,659
	Shih Her Technologies, Inc.	7,000	15,631
	Shih Wei Navigation Co. Ltd.	97,201	53,322
	Shihlin Electric & Engineering Corp.	25,000	73,346

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Shin Kong Financial Holding Co. Ltd.	1,447,000	$388,734
	Shin Ruenn Development Co. Ltd.	17,260	26,443
	Shin Zu Shing Co. Ltd.	34,000	97,219
	Shinfox Energy Co. Ltd.	12,000	36,825
*	Shining Building Business Co. Ltd.	85,000	26,663
	Shinkong Insurance Co. Ltd.	53,000	109,138
	Shinkong Synthetic Fibers Corp.	259,000	120,351
	Shinkong Textile Co. Ltd.	36,000	48,995
	Shiny Chemical Industrial Co. Ltd.	20,500	79,581
	ShunSin Technology Holding Ltd.	11,000	42,193
*	Shuttle, Inc.	88,000	44,277
	Sigurd Microelectronics Corp.	121,000	222,170
	Silergy Corp.	25,000	223,446
	Silicon Integrated Systems Corp.	135,900	210,364
*	Silicon Optronics, Inc.	4,000	11,295
	Simplo Technology Co. Ltd.	28,000	288,475
	Sinbon Electronics Co. Ltd.	19,000	162,702
	Sincere Navigation Corp.	75,000	50,265
	Singatron Enterprise Co. Ltd.	16,000	12,637
	Sinher Technology, Inc.	9,000	9,634
	Sinmag Equipment Corp.	12,000	53,452
	Sino-American Silicon Products, Inc.	84,000	425,241
	Sinon Corp.	82,000	92,542
	SinoPac Financial Holdings Co. Ltd.	1,213,162	669,078
	Sinphar Pharmaceutical Co. Ltd.	32,000	31,612
	Sinyi Realty, Inc.	54,000	47,176
	Sirtec International Co. Ltd.	24,000	20,871
	Sitronix Technology Corp.	23,000	203,312
	Siward Crystal Technology Co. Ltd.	34,000	31,346
	Soft-World International Corp.	17,000	50,112
	Solar Applied Materials Technology Corp.	94,000	113,415
	Solomon Technology Corp.	21,000	21,856
	Solteam, Inc.	16,465	21,185
	Solytech Enterprise Corp.	46,000	25,530
	Sonix Technology Co. Ltd.	17,000	25,957
	Southeast Cement Co. Ltd.	21,000	11,762
	Speed Tech Corp.	33,000	51,048
	Spirox Corp.	27,000	31,017
	Sporton International, Inc.	16,650	109,910
	Sports Gear Co. Ltd.	32,000	65,191
	St Shine Optical Co. Ltd.	12,000	67,315
	Standard Chemical & Pharmaceutical Co. Ltd.	18,000	33,603
	Standard Foods Corp.	77,000	89,715
	Stark Technology, Inc.	21,000	73,092
	Sun Yad Construction Co. Ltd.	26,686	8,400
	Sunjuice Holdings Co. Ltd.	1,000	6,887
	Sunko INK Co. Ltd.	30,000	15,748
	SunMax Biotechnology Co. Ltd.	8,000	47,850
	Sunny Friend Environmental Technology Co. Ltd.	15,119	48,325
	Sunonwealth Electric Machine Industry Co. Ltd.	43,000	116,109
	Sunplus Innovation Technology, Inc.	4,000	14,629
	Sunplus Technology Co. Ltd.	93,000	86,791
	Sunrex Technology Corp.	40,000	61,126
	Sunspring Metal Corp.	17,000	11,733
	Superior Plating Technology Co. Ltd.	7,000	12,687
	Supreme Electronics Co. Ltd.	97,693	167,817
	Swancor Holding Co. Ltd.	14,000	37,297
	Sweeten Real Estate Development Co. Ltd.	26,500	20,198
	Symtek Automation Asia Co. Ltd.	11,444	35,145

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Syncmold Enterprise Corp.	28,000	$57,893
	Synmosa Biopharma Corp.	33,879	39,261
	Synnex Technology International Corp.	137,000	290,756
	Syscom Computer Engineering Co.	14,000	20,827
*	Sysgration	31,000	30,775
	Systex Corp.	34,000	105,321
	T3EX Global Holdings Corp.	34,000	76,652
	TA Chen Stainless Pipe	304,116	348,194
	Ta Liang Technology Co. Ltd.	5,150	7,168
	Ta Ya Electric Wire & Cable	116,044	115,227
	Tah Hsin Industrial Corp.	5,720	12,524
	TA-I Technology Co. Ltd.	30,000	41,258
*	Tai Tung Communication Co. Ltd.	12,000	6,199
	Taichung Commercial Bank Co. Ltd.	384,146	174,367
	TaiDoc Technology Corp.	9,000	39,587
	Taiflex Scientific Co. Ltd.	39,000	50,046
	Taimide Tech, Inc.	26,000	30,778
	Tainan Enterprises Co. Ltd.	8,000	7,655
	Tainan Spinning Co. Ltd.	259,000	113,572
	Tai-Saw Technology Co. Ltd.	16,000	13,069
	Taishin Financial Holding Co. Ltd.	1,283,766	684,718
	TaiSol Electronics Co. Ltd.	13,000	24,109
	Taisun Enterprise Co. Ltd.	60,000	37,274
	Taita Chemical Co. Ltd.	34,000	17,336
	TAI-TECH Advanced Electronics Co. Ltd.	18,000	56,093
	Taiwan Business Bank	1,055,842	416,281
	Taiwan Cement Corp.	452,076	450,456
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	14,066
	Taiwan Cogeneration Corp.	96,301	117,625
	Taiwan Cooperative Financial Holding Co. Ltd.	643,507	499,726
	Taiwan Environment Scientific Co. Ltd.	11,000	20,873
	Taiwan FamilyMart Co. Ltd.	7,000	40,121
	Taiwan Fertilizer Co. Ltd.	108,000	197,884
	Taiwan Fire & Marine Insurance Co. Ltd.	59,000	43,986
	Taiwan FU Hsing Industrial Co. Ltd.	33,000	44,008
*	Taiwan Glass Industry Corp.	117,000	66,022
	Taiwan High Speed Rail Corp.	200,000	181,588
	Taiwan Hon Chuan Enterprise Co. Ltd.	66,000	205,035
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	36,000	39,859
	Taiwan Line Tek Electronic	14,420	17,146
	Taiwan Mask Corp.	43,000	90,725
	Taiwan Mobile Co. Ltd.	128,000	378,274
	Taiwan Navigation Co. Ltd.	48,000	40,720
	Taiwan Paiho Ltd.	74,000	131,265
	Taiwan PCB Techvest Co. Ltd.	72,000	94,305
	Taiwan Sakura Corp.	40,000	78,494
	Taiwan Sanyo Electric Co. Ltd.	28,000	32,585
	Taiwan Secom Co. Ltd.	56,000	203,969
	Taiwan Semiconductor Co. Ltd.	60,000	145,048
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,681,000	27,454,943
	Taiwan Shin Kong Security Co. Ltd.	61,000	75,253
	Taiwan Styrene Monomer	120,000	57,102
	Taiwan Surface Mounting Technology Corp.	77,000	217,603
	Taiwan Taxi Co. Ltd.	6,000	19,021
*	Taiwan TEA Corp.	119,000	72,826
	Taiwan Union Technology Corp.	65,000	214,533
	Taiwan-Asia Semiconductor Corp.	68,000	94,330
	Taiyen Biotech Co. Ltd.	27,000	27,700
*	Tang Eng Iron Works Co. Ltd.	20,000	20,749

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Tatung Co. Ltd.	170,000	$188,406
	TBI Motion Technology Co. Ltd.	30,000	28,605
	TCI Co. Ltd.	24,000	128,299
	Te Chang Construction Co. Ltd.	13,000	26,256
	Teco Electric & Machinery Co. Ltd.	163,000	232,653
	Tehmag Foods Corp.	5,000	44,378
	Test Research, Inc.	36,000	66,835
	Test Rite International Co. Ltd.	31,000	19,170
*	Tex-Ray Industrial Co. Ltd.	32,000	11,064
	Thermaltake Technology Co. Ltd.	12,000	13,760
	Thinking Electronic Industrial Co. Ltd.	16,000	67,659
	Thye Ming Industrial Co. Ltd.	24,000	40,574
	Tofu Restaurant Co. Ltd.	2,000	15,783
	Ton Yi Industrial Corp.	205,000	99,472
	Tong Hsing Electronic Industries Ltd.	47,970	199,108
	Tong Ming Enterprise Co. Ltd.	9,000	8,781
	Tong Yang Industry Co. Ltd.	92,000	208,704
	Tong-Tai Machine & Tool Co. Ltd.	52,000	27,696
	Top Union Electronics Corp.	29,815	28,443
	Topco Scientific Co. Ltd.	31,780	166,048
	Topco Technologies Corp.	10,000	21,341
	Topkey Corp.	18,000	89,624
	Topoint Technology Co. Ltd.	35,000	28,725
	TPK Holding Co. Ltd.	96,000	95,156
	Trade-Van Information Services Co.	6,000	12,301
	Transcend Information, Inc.	42,000	95,254
	Transcom, Inc.	5,500	26,806
	Tripod Technology Corp.	87,000	445,406
	Trusval Technology Co. Ltd.	5,000	10,326
	Tsann Kuen Enterprise Co. Ltd.	8,419	10,029
	TSC Auto ID Technology Co. Ltd.	5,498	39,495
	TSEC Corp.	85,000	74,738
	TSRC Corp.	142,000	100,454
	Ttet Union Corp.	7,000	30,437
	TTFB Co. Ltd.	6,536	47,768
	TTY Biopharm Co. Ltd.	38,000	98,321
*	Tul Corp.	9,000	25,295
	Tung Ho Steel Enterprise Corp.	132,000	264,967
	Tung Thih Electronic Co. Ltd.	15,000	61,603
	TURVO International Co. Ltd.	11,000	45,601
	TXC Corp.	60,000	177,935
	TYC Brother Industrial Co. Ltd.	42,000	48,735
*	Tycoons Group Enterprise	54,115	19,660
*	Tyntek Corp.	79,000	44,007
	UDE Corp.	11,000	17,032
	Ultra Chip, Inc.	9,000	24,462
	U-Ming Marine Transport Corp.	116,000	158,973
	Unic Technology Corp.	21,000	13,453
	Uniform Industrial Corp.	15,000	17,993
	Unimicron Technology Corp.	183,000	816,164
	Union Bank of Taiwan	280,007	114,094
*	Union Insurance Co. Ltd.	22,000	24,253
	Uni-President Enterprises Corp.	571,000	1,197,928
	Unitech Computer Co. Ltd.	13,000	12,973
	Unitech Printed Circuit Board Corp.	174,841	100,204
	United Integrated Services Co. Ltd.	32,000	237,579
#	United Microelectronics Corp., Sponsored ADR	33,330	237,310
	United Microelectronics Corp.	882,000	1,268,417
	United Orthopedic Corp.	23,000	47,325

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	United Radiant Technology	17,000	$9,357
	United Recommend International Co. Ltd.	11,070	29,713
	United Renewable Energy Co. Ltd.	305,000	140,501
	Univacco Technology, Inc.	17,000	14,122
	Universal Cement Corp.	90,640	70,997
	Universal Microwave Technology, Inc.	5,000	26,127
	Universal Vision Biotechnology Co. Ltd.	8,798	80,849
	UPC Technology Corp.	180,000	82,148
*	UPI Semiconductor Corp.	9,000	67,191
	Userjoy Technology Co. Ltd.	6,300	14,848
	USI Corp.	173,000	102,971
	U-Tech Media Corp.	25,000	11,815
	Utechzone Co. Ltd.	12,000	25,657
	UVAT Technology Co. Ltd.	9,000	13,710
	Value Valves Co. Ltd.	8,000	22,252
	Vanguard International Semiconductor Corp.	166,000	360,506
	Ventec International Group Co. Ltd., Class C	13,000	33,921
	VIA Labs, Inc.	4,000	25,031
	Via Technologies, Inc.	10,000	37,024
	Viking Tech Corp.	11,000	16,549
	Visco Vision, Inc.	9,000	51,621
	VisEra Technologies Co. Ltd.	10,000	63,488
	Visual Photonics Epitaxy Co. Ltd.	12,000	54,720
	Voltronic Power Technology Corp.	8,000	320,831
	Wafer Works Corp.	122,000	164,624
	Waffer Technology Corp.	11,907	39,991
	Wah Hong Industrial Corp.	21,000	25,093
	Wah Lee Industrial Corp.	42,000	122,398
	Walsin Lihwa Corp.	296,442	315,498
	Walsin Technology Corp.	61,000	197,621
	Walton Advanced Engineering, Inc.	69,000	31,814
	Wan Hai Lines Ltd.	147,400	210,673
	WEI Chih Steel Industrial Co. Ltd.	14,000	9,768
	Wei Chuan Foods Corp.	99,000	56,554
	Weikeng Industrial Co. Ltd.	102,000	84,807
	Well Shin Technology Co. Ltd.	25,000	37,533
	Wholetech System Hitech Ltd.	11,000	16,793
	Win Semiconductors Corp.	34,000	152,390
	Winbond Electronics Corp.	490,000	379,712
	Winmate, Inc.	6,000	20,966
	Winstek Semiconductor Co. Ltd.	14,000	36,568
	WinWay Technology Co. Ltd.	4,000	79,116
	Wisdom Marine Lines Co. Ltd.	113,000	145,909
	Wistron Corp.	255,000	711,068
	Wistron Information Technology & Services Corp.	10,659	35,933
	Wistron NeWeb Corp.	51,000	201,475
	Wiwynn Corp.	7,000	331,682
	Wonderful Hi-Tech Co. Ltd.	36,000	33,007
	Wowprime Corp.	14,293	105,589
	WPG Holdings Ltd.	252,000	557,633
	WT Microelectronics Co. Ltd.	57,000	209,107
	WUS Printed Circuit Co. Ltd.	33,000	34,352
	XinTec, Inc.	35,000	125,519
	Xxentria Technology Materials Corp.	38,500	84,517
	Yageo Corp.	24,836	404,915
#	Yang Ming Marine Transport Corp.	335,000	436,632
	Yankey Engineering Co. Ltd.	10,431	85,306
	YC INOX Co. Ltd.	86,000	69,684
	YCC Parts Manufacturing Co. Ltd.	11,000	20,090

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yea Shin International Development Co. Ltd.	36,702	$29,197
	Yem Chio Co. Ltd.	102,000	50,347
	Yen Sun Technology Corp.	14,000	16,697
*	Yeong Guan Energy Technology Group Co. Ltd.	20,000	31,508
	YFC-Boneagle Electric Co. Ltd.	23,000	18,849
	YFY, Inc.	185,000	170,348
	Yi Jinn Industrial Co. Ltd.	31,000	16,650
	Yieh Phui Enterprise Co. Ltd.	206,600	98,635
	Yonyu Plastics Co. Ltd.	12,000	11,593
	Young Fast Optoelectronics Co. Ltd.	15,000	17,866
	Youngtek Electronics Corp.	32,000	56,534
	Yuanta Financial Holding Co. Ltd.	1,126,302	846,210
	Yuanta Futures Co. Ltd.	14,000	25,383
	Yuen Foong Yu Consumer Products Co. Ltd.	33,000	38,214
	Yulon Finance Corp.	49,308	273,139
	Yulon Motor Co. Ltd.	72,864	167,338
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	13,562
	Yungshin Construction & Development Co. Ltd.	24,000	61,595
	YungShin Global Holding Corp.	53,000	72,355
	Yusin Holding Corp.	4,000	13,541
	Zeng Hsing Industrial Co. Ltd.	14,669	48,442
	Zenitron Corp.	47,000	45,728
	Zero One Technology Co. Ltd.	35,579	66,767
	Zhen Ding Technology Holding Ltd.	117,000	353,742
	Zig Sheng Industrial Co. Ltd.	75,000	23,051
*	Zinwell Corp.	57,000	41,954
	Zippy Technology Corp.	20,000	28,034
	Zyxel Group Corp.	47,895	81,023

TOTAL TAIWAN			128,969,553

THAILAND — (2.6%)
	AAPICO Hitech PCL	46,400	36,147
*	Absolute Clean Energy PCL	547,400	23,149
	Advanced Info Service PCL	68,300	418,057
	Advanced Information Technology PCL, Class F	185,950	22,350
	AEON Thana Sinsap Thailand PCL	17,500	71,086
*	Airports of Thailand PCL	158,300	293,984
	Allianz Ayudhya Capital PCL	9,200	9,343
	Amata Corp. PCL	204,000	135,082
	AP Thailand PCL	343,800	103,305
	Asia Plus Group Holdings PCL	335,500	25,576
	Asia Sermkij Leasing PCL, NVDR	30,000	16,944
	Asian Insulators PCL	64,800	7,608
	Asset World Corp. PCL	609,300	58,654
	Assetwise PCL	38,500	9,212
	B Grimm Power PCL	59,100	36,339
	Bangchak Corp. PCL	210,900	242,043
*	Bangkok Airways PCL	167,000	63,190
	Bangkok Bank PCL	66,200	290,088
	Bangkok Chain Hospital PCL	152,700	85,394
	Bangkok Commercial Asset Management PCL	363,300	90,465
	Bangkok Dusit Medical Services PCL, Class F	617,800	455,497
	Bangkok Expressway & Metro PCL	575,500	126,492
	Bangkok Insurance PCL	19,100	158,890
*	Bangkok Land PCL	2,949,300	56,619
	Bangkok Life Assurance PCL, NVDR	48,900	31,564
	Banpu PCL	1,118,600	236,527
	Banpu Power PCL	65,300	25,617
	BCPG PCL	149,800	36,885

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	BEC World PCL	300,000	$45,072
	Berli Jucker PCL	83,700	65,786
*	Better World Green PCL	857,700	12,409
	BG Container Glass PCL	65,500	16,037
*	Bound & Beyond PCL	54,600	18,077
	BTS Group Holdings PCL	391,700	81,190
	Bumrungrad Hospital PCL	47,100	340,711
	Cal-Comp Electronics Thailand PCL, Class F	708,987	29,983
	Carabao Group PCL, Class F	29,000	54,462
	Central Pattana PCL	85,000	147,805
*	Central Plaza Hotel PCL	38,100	47,701
	Central Retail Corp. PCL	164,600	168,298
	CH Karnchang PCL	82,300	49,917
	Charoen Pokphand Foods PCL	384,300	199,942
	Chayo Group PCL	94,860	14,648
#	Chularat Hospital PCL, Class F	817,500	71,873
	CK Power PCL	278,900	23,434
	Com7 PCL, Class F	122,600	91,244
*	Country Group Development PCL	1,753,500	15,124
*	Country Group Holdings PCL, Class F	655,000	13,303
	CP ALL PCL	161,700	248,562
	Delta Electronics Thailand PCL	137,900	303,098
*	Demco PCL	163,000	11,700
*	Demco PCL	32,600	0
	Diamond Building Products PCL	45,400	9,726
	Dohome PCL	72,500	22,188
	Don Muang Tollway PCL	61,000	20,196
	Dynasty Ceramic PCL	609,100	26,945
	Eastern Polymer Group PCL, Class F	202,900	37,258
	Eastern Water Resources Development & Management PCL, Class F	110,200	12,877
	Ekachai Medical Care PCL	84,000	17,878
	Electricity Generating PCL	21,800	73,996
	Energy Absolute PCL	130,600	152,610
*	Erawan Group PCL	464,200	67,158
	Forth Corp. PCL	31,800	19,730
	Forth Smart Service PCL	23,400	4,980
	Fortune Parts Industry PCL, Class F	107,900	7,085
	Frasers Property Thailand PCL	68,900	28,563
	GFPT PCL	128,100	36,353
	Global Green Chemicals PCL, Class F	58,600	12,880
	Global Power Synergy PCL, Class F	43,200	46,875
*	Green Tech Ventures PCL, Class F	3,513,400	16,618
	Gulf Energy Development PCL	109,300	131,522
	Gunkul Engineering PCL	823,100	52,213
	Hana Microelectronics PCL	90,400	131,415
	Heng Leasing & Capital PCL	223,300	12,363
	Home Product Center PCL	518,300	171,601
	Ichitan Group PCL	96,100	40,908
	Index Livingmall PCL	11,500	7,231
	Indorama Ventures PCL	167,100	110,183
	Intouch Holdings PCL, Class F	14,800	29,236
	IRPC PCL	1,292,800	69,060
*	Italian-Thai Development PCL	1,362,900	47,019
# *	Jasmine International PCL	725,300	41,570
	Jaymart Group Holdings PCL	87,500	39,925
	JMT Network Services PCL	44,700	36,688
	Karmarts PCL	116,500	34,358
	Kasikornbank PCL	24,900	91,100
	KCE Electronics PCL	92,400	130,467

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	KGI Securities Thailand PCL	357,500	$43,764
	Khon Kaen Sugar Industry PCL	448,000	35,648
	Kiatnakin Phatra Bank PCL	33,500	45,903
	Krung Thai Bank PCL	298,600	156,185
	Krungthai Card PCL	90,500	110,159
	Lalin Property PCL	77,200	17,720
	Land & Houses PCL	578,300	121,476
	Lanna Resources PCL	46,300	18,936
	LH Financial Group PCL	520,700	14,342
*	Loxley PCL	153,300	6,782
	LPN Development PCL	269,000	29,787
	Major Cineplex Group PCL	106,400	44,996
	MBK PCL	181,608	80,844
	MC Group PCL	82,900	28,139
	MCS Steel PCL	99,900	18,205
*	MDX PCL	62,800	5,207
	Mega Lifesciences PCL	58,100	65,871
	Minor International PCL	410,900	320,100
	MK Restaurants Group PCL	37,400	42,142
	Muangthai Capital PCL	72,600	73,726
	Netbay PCL	28,600	16,073
	Next Capital PCL	159,000	12,121
	Ngern Tid Lor PCL	169,362	90,471
	Noble Development PCL	212,600	20,466
	Northeast Rubber PCL	279,800	35,654
	NSL Foods PCL	40,500	20,395
*	Nusasiri PCL	759,400	7,606
	Origin Property PCL, Class F	243,000	60,509
	Osotspa PCL	90,500	59,171
	Plan B Media Pcl, Class F	338,888	76,843
*	Platinum Group PCL, Class F	364,500	29,207
	Polyplex Thailand PCL	61,000	16,802
	Praram 9 Hospital PCL	70,900	31,759
	Precious Shipping PCL	228,000	53,285
	Prima Marine PCL	286,300	48,191
*	Principal Capital PCL	128,900	15,564
	Property Perfect PCL	1,293,915	10,800
	Pruksa Holding PCL	141,600	49,245
*	PSG Corp. PCL	1,912,300	34,583
	PTG Energy PCL	264,900	60,066
	PTT Exploration & Production PCL	158,200	721,842
	PTT Global Chemical PCL	158,900	152,523
	PTT Oil & Retail Business PCL	191,900	97,705
	PTT PCL	1,041,600	963,572
	Quality Houses PCL	1,397,300	87,082
	R&B Food Supply PCL	41,000	12,434
*	Rabbit Holdings PCL, Class F	726,300	10,104
*	Raimon Land PCL	720,500	9,021
	Rajthanee Hospital PCL	21,200	15,336
	Ramkhamhaeng Hospital PCL, Class F	19,700	21,924
	Ratch Group PCL	75,900	68,102
	Ratchaphruek Hospital PCL, Class F	55,300	9,693
	Ratchthani Leasing PCL	458,900	35,749
	Regional Container Lines PCL	116,700	63,638
	Rojana Industrial Park PCL	195,800	32,685
	RS PCL	109,230	41,331
*	S Hotels & Resorts PCL	330,833	21,723
	Sabina PCL	36,200	24,575
	Sahamitr Pressure Container PCL	52,000	15,336

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Saha-Union PCL	31,400	$26,427
*	Samart Corp. PCL	111,900	13,574
	Sansiri PCL	3,392,900	144,429
	Sappe PCL	24,700	52,400
	SC Asset Corp. PCL	436,400	41,039
	SCB X PCL	36,100	98,932
	SCG Ceramics PCL	288,200	17,320
	SCG Packaging PCL	84,800	84,936
	Sena Development PCL	185,900	12,206
	Sermsang Power Corp. Co. Ltd.	66,066	10,569
	Siam Cement PCL	16,000	128,205
	Siam City Cement PCL	10,300	38,257
#	Siam Global House PCL	127,866	56,209
*	Siam Wellness Group Pcl, Class F	8,000	2,649
	Siamgas & Petrochemicals PCL	162,300	35,899
	Sikarin PCL, Class F	105,200	30,732
	Singer Thailand PCL	83,900	20,308
	Singha Estate PCL	408,100	9,992
	Sino-Thai Engineering & Construction PCL	235,500	56,021
	SISB PCL	21,400	17,415
	SNC Former PCL	42,900	11,578
	Somboon Advance Technology PCL	43,500	21,422
	SPCG PCL	143,200	51,395
	Sri Trang Agro-Industry PCL	199,700	80,008
	Sri Trang Gloves Thailand PCL	214,600	34,928
	Srinanaporn Marketing PCL	67,600	30,469
	Srisawad Capital 1969 PCL	246,400	24,405
	Srisawad Corp. PCL	145,500	167,997
	Srivichai Vejvivat PCL	49,900	10,274
	Star Petroleum Refining PCL	305,900	62,980
	Stars Microelectronics Thailand PCL	112,600	15,100
*	STP & I PCL	268,500	20,618
	Supalai PCL	198,600	101,669
*	Super Energy Corp. PCL	5,441,500	65,100
	Susco PCL	78,800	9,910
	SVI PCL	87,400	16,900
	Synnex Thailand PCL	32,400	8,338
*	Syntec Construction PCL	243,200	10,352
	Taokaenoi Food & Marketing PCL, Class F	103,800	29,746
	Tata Steel Thailand PCL	439,200	9,776
	Thai Oil PCL	147,679	193,112
	Thai Stanley Electric PCL, Class F	5,900	29,301
	Thai Union Group PCL, Class F	261,600	98,257
	Thai Vegetable Oil PCL	115,320	67,698
	Thaicom PCL	111,000	38,603
	Thaifoods Group PCL, Class F	274,800	24,466
	Thanachart Capital PCL	31,700	43,216
	Thonburi Healthcare Group PCL	62,600	108,419
	Thoresen Thai Agencies PCL	430,400	61,670
	Tipco Asphalt PCL	155,800	81,492
	Tisco Financial Group PCL	42,500	113,810
	TKS Technologies PCL	84,500	15,516
	TMBThanachart Bank PCL	1,830,774	85,063
	TMT Steel PCL	57,900	9,746
	TOA Paint Thailand PCL	40,700	24,459
	TPI Polene PCL	1,522,200	58,444
	TPI Polene Power PCL	700,800	64,343
	TQM Alpha PCL	40,000	33,943
	Triple i Logistics PCL	74,613	22,004

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	True Corp. PCL	1,443,890	$243,042
	TTCL PCL	108,200	11,198
	TTW PCL	169,300	42,628
	Union Auction PCL	36,100	9,994
	United Paper PCL	43,200	12,860
	Univanich Palm Oil PCL	157,900	36,243
	Vanachai Group PCL	101,000	10,397
	VGI PCL	305,610	16,325
	WHA Corp. PCL	993,300	138,179
	WHA Utilities & Power PCL	109,700	11,232
	WICE Logistics PCL	55,900	9,643
	Workpoint Entertainment PCL	39,100	11,531
*	Xspring Capital PCL	1,167,000	28,572
	YGGDRAZIL Group PCL	41,400	8,639

TOTAL THAILAND			14,904,905

TURKEY — (1.7%)
*	Adese Alisveris Merkezleri Ticaret AS	296,202	20,296
	Afyon Cimento Sanayi TAS	50,779	24,312
	Agesa Hayat ve Emeklilik AS	6,160	12,811
	Akbank TAS	395,154	411,653
	Akcansa Cimento AS	6,144	36,558
	Aksa Akrilik Kimya Sanayii AS	23,808	74,569
	Aksa Enerji Uretim AS	31,229	38,639
*	Aksigorta AS	108,727	24,153
	Alarko Holding AS	13,593	48,616
*	Albaraka Turk Katilim Bankasi AS	405,909	59,663
*	Alcatel-Lucent Teletas Telekomunikasyon AS	4,365	13,792
	Alkim Alkali Kimya AS	12,658	16,767
*	Anadolu Anonim Turk Sigorta Sirketi	30,260	62,944
	Anadolu Efes Biracilik Ve Malt Sanayii AS	26,171	92,246
	Anadolu Hayat Emeklilik AS	11,590	19,229
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS	4,179	33,522
	Arcelik AS	8,540	40,974
	ARD Grup Bilisim Teknolojileri AS	36,284	28,967
	Aselsan Elektronik Sanayi Ve Ticaret AS	64,442	94,109
*	Aydem Yenilenebilir Enerji AS, Class A	30,439	21,233
	Ayen Enerji AS	16,292	16,336
	Aygaz AS	13,679	66,375
	Bagfas Bandirma Gubre Fabrikalari AS	16,111	19,256
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,129	8,509
*	Baticim Bati Anadolu Cimento Sanayii AS	16,938	70,774
	Bera Holding AS	169,338	102,287
	BIM Birlesik Magazalar AS	32,567	313,205
*	Biotrend Cevre VE Enerji Yatirimlari AS	26,210	16,632
	Bogazici Beton Sanayi Ve Ticaret AS	24,607	33,270
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	6,595	215,187
	Borusan Yatirim ve Pazarlama AS	766	62,930
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	30,951
*	Bursa Cimento Fabrikasi AS	160,095	52,998
*	Can2 Termik AS	21,337	13,825
	Celebi Hava Servisi AS	735	26,723
*	Cemas Dokum Sanayi AS	191,078	34,450
	Cemtas Celik Makina Sanayi Ve Ticaret AS	33,666	14,147
	Cimsa Cimento Sanayi VE Ticaret AS	65,940	85,421
	Coca-Cola Icecek AS	11,914	154,993
	Deva Holding AS	9,169	26,834
	Dogan Sirketler Grubu Holding AS	225,304	109,012
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	45,532	19,981

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Dogus Otomotiv Servis ve Ticaret AS	10,802	$94,764
	Eczacibasi Yatirim Holding Ortakligi AS	4,420	41,187
	EGE Endustri VE Ticaret AS	185	57,876
	EGE Gubre Sanayii AS	5,068	22,974
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	19,929	30,900
Ω	Enerjisa Enerji AS	25,463	43,718
	Enka Insaat ve Sanayi AS	80,553	86,424
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	14,697
*	Eregli Demir ve Celik Fabrikalari TAS	75,682	101,317
	Esenboga Elektrik Uretim AS	2,971	9,434
	Ford Otomotiv Sanayi AS	4,299	119,455
	Galata Wind Enerji AS	25,085	23,749
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	10,300	21,753
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	9,260	28,104
*	Global Yatirim Holding AS	109,932	46,692
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,664	36,563
*	Goodyear Lastikleri TAS	24,063	17,769
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	71,531	68,161
	GSD Holding AS	193,884	26,247
*	Gubre Fabrikalari TAS	2,007	23,265
*	Hektas Ticaret TAS	18,512	14,364
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	47,935	38,286
	Info Yatirim AS	31,910	19,851
	Inveo Yatirim Holding AS	19,945	32,930
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	29,791	40,002
*	Is Finansal Kiralama AS	69,358	29,856
	Is Yatirim Menkul Degerler AS, Class A	92,488	138,293
*	Izmir Demir Celik Sanayi AS	242,619	51,325
	Jantsa Jant Sanayi Ve Ticaret AS	3,039	14,021
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	56,247	42,332
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	19,438	13,831
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	179,451	158,355
*	Karel Elektronik Sanayi ve Ticaret AS	17,399	18,444
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	20,452
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	253,656	21,935
*	Kerevitas Gida Sanayi ve Ticaret AS	26,993	10,536
	Kervan Gida Sanayi Ve Ticaret AS	23,372	18,992
	KOC Holding AS	75,858	366,931
	Kocaer Celik Sanayi Ve Ticaret AS	29,279	28,882
	Kontrolmatik Enerji Ve Muhendislik AS	4,739	43,895
*	Konya Cimento Sanayii AS	208	57,916
	Kordsa Teknik Tekstil AS	9,607	28,325
	Koza Altin Isletmeleri AS	31,563	24,507
*	Koza Anadolu Metal Madencilik Isletmeleri AS	40,893	76,016
	LDR Turizm AS	4,851	27,758
	Logo Yazilim Sanayi Ve Ticaret AS	16,104	36,391
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	27,648	93,205
*	Menderes Tekstil Sanayi ve Ticaret AS	26,505	8,975
	Migros Ticaret AS	14,486	172,803
* Ω	MLP Saglik Hizmetleri AS	16,011	86,498
*	NET Holding AS	44,398	31,352
	Nuh Cimento Sanayi AS	6,838	82,648
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	271,311	113,062
*	Otokar Otomotiv Ve Savunma Sanayi AS	1,736	24,458
*	Oyak Cimento Fabrikalari AS	36,631	92,123
*	Oyak Yatirim Menkul Degerler AS	18,344	30,938
*	Parsan Makina Parcalari Sanayii AS	4,929	20,298
*	Pegasus Hava Tasimaciligi AS	7,493	186,697
*	Peker Gayrimenkul Yatirim Ortakligi AS	59,810	57,811

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Petkim Petrokimya Holding AS	100,092	$69,669
	Pinar SUT Mamulleri Sanayii AS	6,392	16,755
	Polisan Holding AS	50,835	26,933
*	Qua Granite Hayal	73,435	14,307
*	Reysas Tasimacilik ve Lojistik Ticaret AS	63,648	70,195
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	75,349	83,945
*	Sasa Polyester Sanayi AS	15,140	22,930
	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	7,528	28,919
	Sekerbank Turk AS	380,691	89,680
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	38,980
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS	16,328	39,676
	Sok Marketler Ticaret AS	63,456	134,136
*	TAV Havalimanlari Holding AS	21,951	88,903
	Tekfen Holding AS	78,011	112,571
*	Teknosa Ic Ve Dis Ticaret AS	34,354	38,567
	Tofas Turk Otomobil Fabrikasi AS	9,990	84,937
*	Tukas Gida Sanayi ve Ticaret AS	53,456	14,717
*	Tumosan Motor ve Traktor Sanayi AS	6,241	21,342
*	Turk Hava Yollari AO	49,586	380,716
*	Turk Telekomunikasyon AS	86,749	58,900
	Turk Traktor ve Ziraat Makineleri AS	2,167	55,419
*	Turkcell Iletisim Hizmetleri AS	188,637	319,894
#	Turkiye Garanti Bankasi AS	77,409	128,674
	Turkiye Is Bankasi AS, Class C	274,853	204,302
	Turkiye Petrol Rafinerileri AS	121,038	607,253
	Turkiye Sigorta AS	45,055	59,496
*	Turkiye Sinai Kalkinma Bankasi AS	483,878	114,723
	Turkiye Sise ve Cam Fabrikalari AS	48,007	80,435
*	Turkiye Vakiflar Bankasi TAO, Class D	138,472	79,841
*	Ulker Biskuvi Sanayi AS	45,406	116,346
	Ulusoy Un Sanayi ve Ticaret AS	17,772	17,025
	Vakif Finansal Kiralama AS	122,418	20,877
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,305	23,422
	Vestel Beyaz Esya Sanayi ve Ticaret AS	119,734	70,993
*	Vestel Elektronik Sanayi ve Ticaret AS	33,317	71,837
	Yapi ve Kredi Bankasi AS	482,875	294,705
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	37,367	39,508
	Ziraat Gayrimenkul Yatirim Ortakligi AS	253,628	43,608
*	Zorlu Enerji Elektrik Uretim AS	435,648	81,508

TOTAL TURKEY			9,826,136

UNITED ARAB EMIRATES — (2.2%)
	Abu Dhabi Commercial Bank PJSC	320,746	700,920
	Abu Dhabi Islamic Bank PJSC	260,433	729,769
	Abu Dhabi National Hotels	782,910	204,874
	Abu Dhabi National Insurance Co. PSC	30,691	50,396
	Abu Dhabi National Oil Co. for Distribution PJSC	312,537	285,930
*	Abu Dhabi Ports Co. PJSC	131,009	212,915
	Abu Dhabi Ship Building Co. PJSC	17,840	19,362
	ADNOC Drilling Co. PJSC	203,814	202,018
	Agthia Group PJSC	88,167	106,905
	Air Arabia PJSC	539,670	385,143
*	Ajman Bank PJSC	255,745	142,705
*	AL Seer Marine Supplies & Equipment Co. LLC	30,024	65,948
	AL Yah Satellite Communications Co-PJSC-Yah Sat	199,979	138,304
	Aldar Properties PJSC	286,894	406,401
*	Alpha Dhabi Holding PJSC	14,620	75,103
	Amanat Holdings PJSC	249,243	67,517
*	Amlak Finance PJSC	236,419	51,216

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Apex Investment Co. PSC	151,138	$74,541
	Aramex PJSC	167,174	104,828
	Burjeel Holdings PLC	164,977	130,727
	Dana Gas PJSC	1,143,310	252,203
*	Deyaar Development PJSC	297,806	47,738
	Dubai Electricity & Water Authority PJSC	529,753	343,194
	Dubai Financial Market PJSC	295,352	105,329
	Dubai Investments PJSC	549,809	337,854
	Dubai Islamic Bank PJSC	518,723	762,621
	Emaar Development PJSC	339,783	573,408
	Emaar Properties PJSC	849,753	1,548,066
	Emirates Driving Co.	5,325	37,692
	Emirates Integrated Telecommunications Co. PJSC	178,939	262,059
	Emirates NBD Bank PJSC	229,242	1,058,243
	Emirates Telecommunications Group Co. PJSC	249,357	1,253,260
*	EMSTEEL Building Materials PJSC	410,822	151,088
*	Eshraq Investments PJSC	442,876	52,499
	Fertiglobe PLC	205,296	179,518
	First Abu Dhabi Bank PJSC	266,023	918,483
*	Ghitha Holding PJSC	5,043	52,733
*	Gulf Navigation Holding PJSC	43,065	84,509
*	Gulf Pharmaceutical Industries PSC	35,344	7,424
*	Islamic Arab Insurance Co.	69,707	11,209
*	Manazel PJSC	388,957	38,350
*	Multiply Group PJSC	281,354	260,705
	National Bank of Ras Al-Khaimah PSC	18,443	27,468
*	National Corp. for Tourism & Hotels	32,251	25,173
*	Palms Sports PrJSC	4,850	17,032
*	RAK Properties PJSC	303,401	88,451
	Ras Al Khaimah Ceramics	133,809	88,531
*	Shuaa Capital PSC	362,137	25,763
*	Taaleem Holdings PJSC	23,372	24,738
	TECOM Group PJSC	5,242	3,711
*	Union Properties PJSC	571,455	51,458

TOTAL UNITED ARAB EMIRATES			12,846,032

UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC	36,006	642,347

TOTAL COMMON STOCKS			561,049,334

PREFERRED STOCKS — (1.4%)
BRAZIL — (1.4%)
*	Alpargatas SA	54,927	89,879
	Banco ABC Brasil SA, 6.373%	19,700	73,107
	Banco ABC Brasil SA	1,026	4,048
Ω	Banco BMG SA, 7.152%	38,100	17,456
	Banco Bradesco SA, 7.205%	354,890	984,759
	Banco do Estado do Rio Grande do Sul SA Class B, 8.640%	45,300	97,936
	Banco Pan SA, 3.575%	71,418	99,582
*	Braskem SA Class A	10,277	32,757
	Centrais Eletricas Brasileiras SA Class B, 3.885%	17,400	132,698
	Centrais Eletricas de Santa Catarina SA, 9.337%	1,300	16,056
	Cia de Ferro Ligas da Bahia FERBASA, 6.731%	8,000	77,164
	Cia de Saneamento do Parana, 8.566%	163,948	141,779
	Cia Energetica de Minas Gerais, 9.413%	135,699	315,983
	Cia Energetica do Ceara Class A, 0.771%	1,701	13,475
	Cia Paranaense de Energia, 8.364%	147,500	245,455
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 5.014%	28,400	119,363

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Eucatex SA Industria e Comercio, 6.424%	11,500	$28,056
	Itau Unibanco Holding SA, 5.576%	269,200	1,432,031
	Marcopolo SA, 7.137%	106,700	110,896
	Petroleo Brasileiro SA, 10.467%	483,114	3,328,880
	Raizen SA, 6.241%	154,430	111,188
	Randon SA Implementos e Participacoes, 4.690%	45,900	99,324
	Schulz SA, 4.046%	40,500	58,962
	Taurus Armas SA, 9.430%	14,300	41,978
	Track & Field Co. SA, 1.546%	3,900	10,280
	Unipar Carbocloro SA Class B, 9.710%	9,710	136,971
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.974%	110,300	144,609

TOTAL BRAZIL			7,964,672

CHILE — (0.0%)
	Embotelladora Andina SA Class B, 8.280%	11,586	23,559
	Sociedad Quimica y Minera de Chile SA Class B, 13.497%	696	33,706

TOTAL CHILE			57,265

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 6.302%	400,618	44,773
	Grupo de Inversiones Suramericana SA, 9.625%	11,637	33,955

TOTAL COLOMBIA			78,728

INDIA — (0.0%)
	Sundaram Clayton Ltd.	175	22
*	TVS Holdings Ltd.	174,464	21,804

TOTAL INDIA			21,826

TOTAL PREFERRED STOCKS			8,122,491

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	357	163
*	Grupo Casas Bahia SA Warrants 09/19/2024	113,865	903
*	Localiza Rent a Car SA Rights 11/10/2023	211	293

TOTAL BRAZIL			1,359

KUWAIT — (0.0%)
*	Gulf Bank KSCP Rights 11/12/2023	16,522	342

MALAYSIA — (0.0%)
*	CAB Cakaran Corp. Bhd. Warrants 05/31/2028	20,800	1,004

SOUTH KOREA — (0.0%)
*	Amicogen, Inc. Rights 12/05/2023	326	847
*	CosmoAM&T Co. Ltd. Rights 11/07/2023	75	922
*	Ecoplastic Corp. Rights 11/07/2023	1,571	1,867
*	Hanwha Ocean Co. Ltd. Rights 11/09/2023	679	880
*	Medipost Co. Ltd. Rights 11/01/2023	2,251	1,800

TOTAL SOUTH KOREA			6,316

TAIWAN — (0.0%)
*	Concord International Securities Co. Ltd. Rights 11/24/2023	2,244	159
*	Farglory F T Z Investment Holding Co. Ltd. Rights	2,657	528
*	Gudeng Precision Industrial Co. Ltd. Rights 11/27/2023	246	273
*	Phoenix Silicon International Corp. Rights	2,493	292

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Tai Tung Communication Co. Ltd. Rights 11/01/2023	1,193	$15
*	Winbond Electronics Corp. Rights 11/03/2023	19,698	1,792

TOTAL TAIWAN			3,059

THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/2024	142,950	0
*	Cal-Comp Electronics Thailand PCL Rights 11/10/2023	557,476	310
*	Nusasiri PCL Warrants 07/04/2025	151,880	338

TOTAL THAILAND			648

TOTAL RIGHTS/WARRANTS			12,728

TOTAL INVESTMENT SECURITIES (Cost $591,526,785)			569,184,553

			Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@ §	The DFA Short Term Investment Fund	691,668	8,000,521

TOTAL INVESTMENTS — (100.0%) (Cost $599,527,308)			$577,185,074

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$32,050,220	$461,217	—	$32,511,437
Cayman Islands	—	21,846	—	21,846
Chile	770,549	3,061,718	—	3,832,267
Colombia	887,014	3,302	—	890,316
Czech Republic	—	893,442	—	893,442
Egypt	150,029	19,743	—	169,772
Greece	40,491	3,603,582	—	3,644,073
Hungary	—	1,765,039	—	1,765,039
India	8,617,790	130,775,265	$20,613	139,413,668
Indonesia	—	15,682,280	25,055	15,707,335
Kuwait	3,877,861	431,575	—	4,309,436
Malaysia	—	12,132,182	—	12,132,182
Mexico	17,241,870	—	—	17,241,870
Peru	269,554	—	—	269,554
Philippines	151,867	4,528,009	—	4,679,876
Poland	—	8,096,092	—	8,096,092
Qatar	—	6,894,261	—	6,894,261

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Saudi Arabia	$22,305	$29,096,063	—		$29,118,368
South Africa	1,960,214	20,294,901	—		22,255,115
South Korea	5,364,527	84,563,684	$86,201		90,014,412
Taiwan	689,170	128,280,383	—		128,969,553
Thailand	13,684,287	1,220,618	—		14,904,905
Turkey	—	9,826,136	—		9,826,136
United Arab Emirates	—	12,846,032	—		12,846,032
United Kingdom	642,347	—	—		642,347
Preferred Stocks
Brazil	7,947,216	17,456	—		7,964,672
Chile	—	57,265	—		57,265
Colombia	78,728	—	—		78,728
India	—	21,826	—		21,826
Rights/Warrants
Brazil	—	1,359	—		1,359
Kuwait	—	342	—		342
Malaysia	—	1,004	—		1,004
South Korea	—	6,316	—		6,316
Taiwan	—	3,059	—		3,059
Thailand	—	648	—		648
Securities Lending Collateral	—	8,000,521	—		8,000,521

TOTAL	$94,446,039	$482,607,166	$131,869	^	$577,185,074

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.8%)
	AT&T, Inc.	15,690,173	$241,628,664
*	Charter Communications, Inc., Class A	796	320,629
	Comcast Corp., Class A	12,265,715	506,451,372
	Electronic Arts, Inc.	265,395	32,853,247
#	Fox Corp., Class A	1,063,792	32,328,639
	Fox Corp., Class B	408,938	11,413,460
* »	GCI Liberty, Inc.	59,566	53,874
	Interpublic Group of Cos., Inc.	1,002,061	28,458,532
*	Liberty Broadband Corp., Class A	27,366	2,280,135
*	Liberty Broadband Corp., Class C	210,815	17,562,998
	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,260,621
*	Liberty Media Corp.-Liberty Formula One, Class C	85,292	5,517,539
	Liberty Media Corp.-Liberty Live, Class A	21,632	675,784
# *	Liberty Media Corp.-Liberty Live, Class C	55,630	1,772,928
	Liberty Media Corp.-Liberty SiriusXM, Class A	92,006	2,253,227
*	Liberty Media Corp.-Liberty SiriusXM, Class C	314,252	7,714,887
*	Meta Platforms, Inc., Class A	1,308,997	394,361,526
	News Corp., Class A	636,251	13,157,671
#	News Corp., Class B	64,856	1,390,513
# *	Sphere Entertainment Co.	8,266	272,034
*	Take-Two Interactive Software, Inc.	201,232	26,914,780
*	T-Mobile U.S., Inc.	1,545,488	222,333,904
	Verizon Communications, Inc.	9,824,027	345,118,068
*	Walt Disney Co.	272,683	22,248,206
*	Warner Bros Discovery, Inc.	1,363,412	13,552,315

TOTAL COMMUNICATION SERVICES			1,932,895,553

CONSUMER DISCRETIONARY — (5.4%)
*	Aptiv PLC	777,546	67,802,011
	Aramark	869,099	23,404,836
	Autoliv, Inc.	193,986	17,778,817
	BorgWarner, Inc.	1,102,997	40,700,589
# *	CarMax, Inc.	422,292	25,797,818
# *	Carnival Corp.	936,395	10,731,087
#	Dick’s Sporting Goods, Inc.	21,473	2,296,537
	DR Horton, Inc.	2,309,180	241,078,392
	eBay, Inc.	1,517,175	59,518,775
	Ford Motor Co.	8,696,546	84,791,324
	Garmin Ltd.	548,216	56,208,586
	General Motors Co.	4,264,358	120,254,896
	Gentex Corp.	861,186	24,698,814
	Genuine Parts Co.	23,365	3,010,814
#	Hyatt Hotels Corp., Class A	133,345	13,659,862
	Lear Corp.	212,416	27,563,100
	Lennar Corp., Class A	1,157,184	123,448,389
#	Lennar Corp., Class B	37,985	3,745,701
#	Lithia Motors, Inc.	1,494	361,862
	LKQ Corp.	1,699,192	74,628,513
	MGM Resorts International	1,454,296	50,784,016
*	Mohawk Industries, Inc.	4,405	354,074
*	NVR, Inc.	1,684	9,114,852
#	Penske Automotive Group, Inc.	104,673	14,976,613
	Phinia, Inc.	107,967	2,794,186
	PulteGroup, Inc.	1,956,203	143,956,979
#	Ralph Lauren Corp.	161,933	18,222,321

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# *	Rivian Automotive, Inc., Class A	486,887	$7,897,307
*	Royal Caribbean Cruises Ltd.	377,671	32,000,064
	Tapestry, Inc.	296,809	8,180,056
#	VF Corp.	370	5,450
#	Whirlpool Corp.	336,791	35,214,867

TOTAL CONSUMER DISCRETIONARY			1,344,981,508

CONSUMER STAPLES — (4.0%)
	Archer-Daniels-Midland Co.	1,168,931	83,660,392
*	BellRing Brands, Inc.	100,936	4,413,931
	Bunge Ltd.	609,659	64,611,661
	Campbell Soup Co.	292,636	11,825,421
	Casey’s General Stores, Inc.	8,429	2,291,929
	Conagra Brands, Inc.	565,530	15,472,901
	Constellation Brands, Inc., Class A	220,310	51,585,587
# *	Coty, Inc., Class A	255,459	2,393,651
*	Darling Ingredients, Inc.	375,248	16,619,734
*	Dollar Tree, Inc.	633,171	70,338,966
	General Mills, Inc.	1,966,785	128,313,053
#	Hormel Foods Corp.	651,465	21,205,186
	J M Smucker Co.	596,633	67,920,701
	Keurig Dr Pepper, Inc.	318,094	9,647,791
	Kraft Heinz Co.	115,564	3,635,644
	Kroger Co.	3,528,698	160,097,028
	Molson Coors Beverage Co., Class B	450,930	26,050,226
	Mondelez International, Inc., Class A	2,407,539	159,403,157
*	Performance Food Group Co.	36,172	2,089,295
	Seaboard Corp.	13	45,590
	Tyson Foods, Inc., Class A	1,396,069	64,707,798
*	U.S. Foods Holding Corp.	853,580	33,238,405

TOTAL CONSUMER STAPLES			999,568,047

ENERGY — (14.7%)
	Baker Hughes Co.	2,186,712	75,266,627
#	Chesapeake Energy Corp.	241,750	20,809,840
	Chevron Corp.	4,945,790	720,749,977
	ConocoPhillips	3,806,401	452,200,439
	Coterra Energy, Inc.	1,643,264	45,189,760
	Devon Energy Corp.	1,267,531	59,028,919
	Diamondback Energy, Inc.	454,573	72,877,143
	EOG Resources, Inc.	908,811	114,737,389
#	EQT Corp.	363,449	15,402,969
	Exxon Mobil Corp.	11,225,183	1,188,185,620
	HF Sinclair Corp.	287,753	15,935,761
	Kinder Morgan, Inc.	5,453,679	88,349,600
	Marathon Oil Corp.	1,708,418	46,656,895
	Marathon Petroleum Corp.	1,358,505	205,473,881
	Occidental Petroleum Corp.	1,487,423	91,937,616
	ONEOK, Inc.	3,810	248,412
	Ovintiv, Inc.	176,133	8,454,384
	Phillips 66	843,516	96,219,870
	Pioneer Natural Resources Co.	506,358	121,019,562
	Valero Energy Corp.	967,025	122,812,175
	Williams Cos., Inc.	2,733,342	94,026,965

TOTAL ENERGY			3,655,583,804

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (21.6%)
	Aflac, Inc.	1,432,922	111,925,537
	Allstate Corp.	570,003	$73,034,484
	Ally Financial, Inc.	2,236,022	54,089,372
	American Financial Group, Inc.	234,810	25,678,822
	American International Group, Inc.	1,904,953	116,792,668
*	Arch Capital Group Ltd.	787,910	68,296,039
	Assurant, Inc.	99,559	14,824,335
	Axis Capital Holdings Ltd.	3,443	196,595
	Bank of America Corp.	11,711,704	308,486,283
	Bank of New York Mellon Corp.	2,476,920	105,269,100
*	Berkshire Hathaway, Inc., Class B	1,808,906	617,433,885
	BlackRock, Inc.	2,239	1,370,895
	BOK Financial Corp.	6,114	400,589
	Capital One Financial Corp.	1,645,879	166,711,084
#	Carlyle Group, Inc.	71,690	1,974,343
	Charles Schwab Corp.	3,700	192,548
	Chubb Ltd.	623,230	133,757,623
	Cincinnati Financial Corp.	42,182	4,204,280
	Citigroup, Inc.	2,542,118	100,388,240
	Citizens Financial Group, Inc.	632,526	14,820,084
	CNA Financial Corp.	187,747	7,584,979
	Discover Financial Services	941,871	77,308,772
	East West Bancorp, Inc.	37,011	1,984,530
	Equitable Holdings, Inc.	10,374	275,637
	Everest Group Ltd.	93,060	36,816,397
#	F&G Annuities & Life, Inc.	8,261	253,530
	Fidelity National Financial, Inc.	246,833	9,648,702
	Fidelity National Information Services, Inc.	1,909,452	93,773,188
	Fifth Third Bancorp	3,530,714	83,713,229
#	First Citizens BancShares, Inc., Class A	9,353	12,914,061
*	Fiserv, Inc.	652,860	74,262,825
	Franklin Resources, Inc.	331,384	7,552,241
	Global Payments, Inc.	489,943	52,041,745
	Globe Life, Inc.	14,167	1,648,472
	Goldman Sachs Group, Inc.	858,462	260,637,648
	Hartford Financial Services Group, Inc.	2,087,475	153,325,039
	Huntington Bancshares, Inc.	3,673,080	35,445,222
	Intercontinental Exchange, Inc.	48,980	5,262,411
	Jefferies Financial Group, Inc.	302,462	9,733,227
	JPMorgan Chase & Co.	7,413,686	1,030,947,175
	KeyCorp	2,382,473	24,348,874
	Lincoln National Corp.	33,297	724,876
	Loews Corp.	619,986	39,685,304
	M&T Bank Corp.	291,082	32,819,495
*	Markel Group, Inc.	5,343	7,856,988
	MetLife, Inc.	891,263	53,484,693
	Morgan Stanley	2,664,369	188,690,613
	Northern Trust Corp.	255,346	16,829,855
	Old Republic International Corp.	457,385	12,523,201
	PNC Financial Services Group, Inc.	578,982	66,276,070
	Principal Financial Group, Inc.	1,433,986	97,052,172
	Prudential Financial, Inc.	1,221,749	111,716,729
	Raymond James Financial, Inc.	281,633	26,879,054
	Regions Financial Corp.	4,794,047	69,657,503
	Reinsurance Group of America, Inc.	26,955	4,028,964
	RenaissanceRe Holdings Ltd.	8,876	1,949,081
	State Street Corp.	746,385	48,238,863
	Synchrony Financial	1,420,881	39,855,712
	T Rowe Price Group, Inc.	163,100	14,760,550
	Travelers Cos., Inc.	1,017,317	170,339,558

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Truist Financial Corp.	3,479,840	$98,688,262
	U.S. Bancorp	2,723,000	86,809,240
	Unum Group	76,734	3,752,293
	W R Berkley Corp.	128,962	8,694,618
	Webster Financial Corp.	37,900	1,439,063
	Wells Fargo & Co.	5,729,127	227,847,381
	Willis Towers Watson PLC	68,957	16,266,267
	Zions Bancorp NA	50,451	1,556,413

TOTAL FINANCIALS			5,347,747,528

HEALTH CARE — (15.2%)
	Abbott Laboratories	584,152	55,231,572
*	Avantor, Inc.	907,487	15,817,498
	Baxter International, Inc.	88,704	2,876,671
	Becton Dickinson & Co.	490,704	124,040,157
*	Biogen, Inc.	548,033	130,179,759
*	BioMarin Pharmaceutical, Inc.	46,049	3,750,691
*	Bio-Rad Laboratories, Inc., Class A	28,517	7,850,160
*	Boston Scientific Corp.	677,008	34,656,040
	Bristol-Myers Squibb Co.	4,906,955	252,855,391
*	Centene Corp.	1,120,291	77,277,673
*	Charles River Laboratories International, Inc.	49,603	8,351,161
	Cigna Group	838,881	259,382,005
	Cooper Cos., Inc.	27,884	8,692,837
	CVS Health Corp.	3,323,279	229,339,484
	Danaher Corp.	1,102,700	211,740,454
*	DaVita, Inc.	1,999	154,383
	Elevance Health, Inc.	680,876	306,455,479
*	Envista Holdings Corp.	11,130	258,995
*	Fortrea Holdings, Inc.	288,104	8,182,154
*	GE HealthCare Technologies, Inc.	1,125,720	74,939,180
	Gilead Sciences, Inc.	2,673,847	210,003,943
*	Henry Schein, Inc.	245,863	15,976,178
*	Hologic, Inc.	568,784	37,636,437
	Humana, Inc.	391,825	205,194,834
*	Incyte Corp.	99,435	5,362,530
*	Jazz Pharmaceuticals PLC	196,947	25,016,208
	Laboratory Corp. of America Holdings	648,579	129,540,684
	Medtronic PLC	2,136,727	150,767,457
*	Moderna, Inc.	182,534	13,865,283
	Pfizer, Inc.	17,021,900	520,189,264
	Quest Diagnostics, Inc.	907,567	118,074,467
*	Regeneron Pharmaceuticals, Inc.	180,686	140,915,205
	Revvity, Inc.	131,820	10,921,287
	Royalty Pharma PLC, Class A	7,285	195,748
	STERIS PLC	160,082	33,614,018
	Thermo Fisher Scientific, Inc.	439,076	195,287,832
*	United Therapeutics Corp.	93,708	20,883,765
	Universal Health Services, Inc., Class B	400,415	50,408,244
	Viatris, Inc.	3,118,355	27,753,359
	Zimmer Biomet Holdings, Inc.	486,389	50,783,875

TOTAL HEALTH CARE			3,774,422,362

INDUSTRIALS — (12.6%)
	3M Co.	181,473	16,504,969
	AECOM	394,171	30,173,790
	AGCO Corp.	64,479	7,393,162
	AMETEK, Inc.	353,443	49,754,171

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Arcosa, Inc.	23,811	$1,644,626
*	Builders FirstSource, Inc.	607,115	65,884,120
*	CACI International, Inc., Class A	2,200	714,472
	Carlisle Cos., Inc.	315,528	80,172,510
#	Carrier Global Corp.	392,227	18,693,539
#	Concentrix Corp.	93,288	7,109,479
	CSX Corp.	416,340	12,427,749
	Cummins, Inc.	598,178	129,385,901
	Delta Air Lines, Inc.	2,409,410	75,294,063
	Dover Corp.	372,601	48,419,500
	Eaton Corp. PLC	433,555	90,140,420
	EMCOR Group, Inc.	4,371	903,267
	Emerson Electric Co.	115,561	10,281,462
	FedEx Corp.	613,891	147,395,229
	Fortive Corp.	435,187	28,409,007
	Fortune Brands Innovations, Inc.	429,088	23,943,110
	General Dynamics Corp.	442,778	106,846,759
	General Electric Co.	1,195,941	129,915,071
*	GXO Logistics, Inc.	309,136	15,614,459
	Howmet Aerospace, Inc.	370,635	16,345,004
	Huntington Ingalls Industries, Inc.	40,774	8,962,941
	IDEX Corp.	8,555	1,637,513
	Ingersoll Rand, Inc.	795,802	48,289,265
	Jacobs Solutions, Inc.	302,124	40,273,129
	Johnson Controls International PLC	1,794,060	87,944,821
	Knight-Swift Transportation Holdings, Inc.	2,950	144,226
	L3Harris Technologies, Inc.	345,199	61,932,153
	Leidos Holdings, Inc.	714,993	70,870,106
	ManpowerGroup, Inc.	2,452	171,566
*	Masterbrand, Inc.	149,907	1,665,467
	MDU Resources Group, Inc.	20,335	378,434
*	Middleby Corp.	28,436	3,209,571
	Norfolk Southern Corp.	774,793	147,822,757
	Northrop Grumman Corp.	100,661	47,454,615
	Oshkosh Corp.	2,394	210,026
	Otis Worldwide Corp.	1,058,492	81,726,167
	Owens Corning	520,448	59,003,190
	PACCAR, Inc.	2,024,474	167,079,839
	Parker-Hannifin Corp.	263,695	97,279,722
	Pentair PLC	935,192	54,353,359
	Quanta Services, Inc.	520,749	87,027,573
	Regal Rexnord Corp.	50,964	6,034,647
	Republic Services, Inc.	1,596,823	237,112,247
#	RTX Corp.	1,924,055	156,598,836
	Sensata Technologies Holding PLC	326,350	10,404,038
	Snap-on, Inc.	313,561	80,879,924
	Southwest Airlines Co.	1,630,889	36,254,662
	SS&C Technologies Holdings, Inc.	483,671	24,304,468
	Stanley Black & Decker, Inc.	368,499	31,340,840
	Textron, Inc.	1,104,443	83,937,668
	Trane Technologies PLC	344	65,467
	TransUnion	161,436	7,083,812
# *	U-Haul Holding Co.	84,288	4,140,227
#	U-Haul Holding Co., Non Voting	758,592	35,813,128
*	United Airlines Holdings, Inc.	961,760	33,671,218
	United Rentals, Inc.	279,926	113,725,536
*	Veralto Corp.	367,222	25,338,318
	Vestis Corp.	277,154	4,237,685
	Westinghouse Air Brake Technologies Corp.	323,458	34,293,017

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Xylem, Inc.	101,632	$9,506,657

TOTAL INDUSTRIALS			3,115,544,674

INFORMATION TECHNOLOGY — (8.0%)
*	Advanced Micro Devices, Inc.	1,474,438	145,232,143
*	Akamai Technologies, Inc.	238,970	24,692,770
	Amdocs Ltd.	718,388	57,585,982
	Analog Devices, Inc.	1,138,207	179,074,107
*	Arrow Electronics, Inc.	180,391	20,458,143
# *	Aspen Technology, Inc.	2,278	404,914
	Avnet, Inc.	5,178	239,897
*	Bill Holdings, Inc.	54,133	4,941,802
	Cognizant Technology Solutions Corp., Class A	2,224,899	143,439,238
	Corning, Inc.	4,090,721	109,467,694
	Dolby Laboratories, Inc., Class A	5,972	483,374
*	DXC Technology Co.	19,272	388,716
	Entegris, Inc.	15,594	1,372,896
*	EPAM Systems, Inc.	5,978	1,300,633
*	F5, Inc.	26,242	3,978,025
*	First Solar, Inc.	93,364	13,299,702
*	Flex Ltd.	1,489,660	38,314,055
# *	GLOBALFOUNDRIES, Inc.	125,926	6,248,448
	Hewlett Packard Enterprise Co.	6,350,484	97,670,444
	HP, Inc.	5,987,615	157,653,903
	Intel Corp.	6,785,602	247,674,473
#	Jabil, Inc.	173,288	21,279,766
	Juniper Networks, Inc.	671,999	18,090,213
*	Keysight Technologies, Inc.	83,631	10,207,164
	Marvell Technology, Inc.	1,003,660	47,392,825
	Microchip Technology, Inc.	2,564	182,788
	Micron Technology, Inc.	2,629,495	175,834,331
*	Okta, Inc.	60,388	4,070,755
*	Qorvo, Inc.	408,373	35,699,968
	Roper Technologies, Inc.	22,804	11,141,350
*	Salesforce, Inc.	740,360	148,686,499
	Skyworks Solutions, Inc.	430,654	37,354,928
	TD SYNNEX Corp.	93,788	8,598,484
	TE Connectivity Ltd.	1,177,690	138,790,766
*	Teledyne Technologies, Inc.	49,751	18,636,227
*	Trimble, Inc.	23,358	1,100,863
*	Twilio, Inc., Class A	108,045	5,538,387
# *	Unity Software, Inc.	155,553	3,946,380
*	Western Digital Corp.	852,349	34,221,812
*	Zoom Video Communications, Inc., Class A	167,277	10,033,274

TOTAL INFORMATION TECHNOLOGY			1,984,728,139

MATERIALS — (8.3%)
	Air Products & Chemicals, Inc.	344,448	97,285,893
#	Albemarle Corp.	489,084	62,006,070
	Amcor PLC	2,134,303	18,973,954
	Ball Corp.	325,155	15,656,213
#	Celanese Corp.	105,664	12,099,585
	CF Industries Holdings, Inc.	735,575	58,684,174
*	Cleveland-Cliffs, Inc.	374,016	6,275,988
	Corteva, Inc.	1,025,707	49,377,535
	Crown Holdings, Inc.	16,211	1,306,607
	Dow, Inc.	3,246,251	156,923,773
	DuPont de Nemours, Inc.	651,491	47,480,664

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Eastman Chemical Co.	720,826	$53,867,327
	Freeport-McMoRan, Inc.	4,433,625	149,767,852
	Huntsman Corp.	8,221	191,796
	International Flavors & Fragrances, Inc.	146,580	10,018,743
	International Paper Co.	1,863,473	62,854,944
	Linde PLC	645,421	246,654,089
	LyondellBasell Industries NV, Class A	1,427,212	128,791,611
	Martin Marietta Materials, Inc.	200,156	81,851,795
	Mosaic Co.	950,648	30,877,047
	Newmont Corp.	1,950,053	73,068,486
	Nucor Corp.	1,610,388	237,999,243
	Packaging Corp. of America	156,836	24,003,750
	PPG Industries, Inc.	327,889	40,254,933
	Reliance Steel & Aluminum Co.	434,112	110,429,411
	Royal Gold, Inc.	6,364	663,956
	Steel Dynamics, Inc.	1,454,295	154,896,960
	Vulcan Materials Co.	446,050	87,644,364
#	Westlake Corp.	370,962	42,794,176
	Westrock Co.	5,525	198,513

TOTAL MATERIALS			2,062,899,452

REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	1,121,914	77,793,517
*	Jones Lang LaSalle, Inc.	174,207	22,284,559
# *	Zillow Group, Inc., Class C	70,703	2,562,984

TOTAL REAL ESTATE			102,641,060

UTILITIES — (0.3%)
	NRG Energy, Inc.	783,934	33,223,123
	Vistra Corp.	1,325,043	43,355,407

TOTAL UTILITIES			76,578,530

TOTAL COMMON STOCKS Cost ($ 16,208,990,262)			24,397,590,657

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	219,849,716	219,849,716

SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	16,443,598	190,203,098

TOTAL INVESTMENTS — (100.0%) (Cost $ 16,619,043,076)			$24,807,643,471

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	844	12/15/23	$179,931,267	$177,756,950	$(2,174,317)

Total Futures Contracts			$179,931,267	$177,756,950	$(2,174,317)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,932,841,679	$53,874	—	$1,932,895,553
Consumer Discretionary	1,344,981,508	—	—	1,344,981,508
Consumer Staples	999,568,047	—	—	999,568,047
Energy	3,655,583,804	—	—	3,655,583,804
Financials	5,347,747,528	—	—	5,347,747,528
Health Care	3,774,422,362	—	—	3,774,422,362
Industrials	3,115,544,674	—	—	3,115,544,674
Information Technology	1,984,728,139	—	—	1,984,728,139
Materials	2,062,899,452	—	—	2,062,899,452
Real Estate	102,641,060	—	—	102,641,060
Utilities	76,578,530	—	—	76,578,530
Temporary Cash Investments	219,849,716	—	—	219,849,716
Securities Lending Collateral	—	190,203,098	—	190,203,098
Futures Contracts**	(2,174,317)	—	—	(2,174,317)

TOTAL	$24,615,212,182	$190,256,972	—	$24,805,469,154

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (2.0%)
	Akatsuki, Inc.	44,200	$612,446
*	AlphaPolis Co. Ltd.	11,900	177,246
	Amuse, Inc.	36,200	354,573
	Asahi Broadcasting Group Holdings Corp.	25,000	109,871
	Asahi Net, Inc.	109,100	443,215
	Ateam, Inc.	2,100	8,542
*	Atrae, Inc.	10,100	67,569
	Avex, Inc.	205,900	1,880,364
# *	Bengo4.com, Inc.	45,800	1,285,744
	Broadmedia Corp.	8,520	82,313
#	Bushiroad, Inc.	22,000	74,819
#	Carta Holdings, Inc.	15,800	124,730
#	Ceres, Inc.	13,300	82,808
*	COLOPL, Inc.	194,500	748,000
*	COOKPAD, Inc.	190,600	138,158
	Cross Marketing Group, Inc.	16,700	74,677
	Daiichikosho Co. Ltd.	207,200	3,062,718
	DeNA Co. Ltd.	407,100	3,977,025
	Digital Holdings, Inc.	46,900	322,859
	Direct Marketing MiX, Inc.	72,200	194,950
#	Drecom Co. Ltd.	3,500	15,131
	Fibergate, Inc.	34,200	257,878
#	Freebit Co. Ltd.	63,100	433,981
	Fuji Media Holdings, Inc.	140,300	1,393,419
*	GA Technologies Co. Ltd.	1,700	12,845
	Gakken Holdings Co. Ltd.	132,500	737,428
# *	giftee, Inc.	47,000	402,004
	Gree, Inc.	7,200	26,907
	GungHo Online Entertainment, Inc.	287,800	4,339,312
	Imagica Group, Inc.	100,900	396,141
	i-mobile Co. Ltd.	24,300	75,657
	Infocom Corp.	146,900	2,446,017
#	Intage Holdings, Inc.	54,400	601,976
#	IPS, Inc.	20,200	354,692
	ITmedia, Inc.	56,800	387,549
*	Japan Communications, Inc.	890,100	1,220,902
	J-Stream, Inc.	8,000	21,138
#	Kamakura Shinsho Ltd.	74,800	288,292
# *	KLab, Inc.	15,000	26,054
# *	LIFULL Co. Ltd.	392,800	572,407
	Macromill, Inc.	243,197	1,080,576
	MarkLines Co. Ltd.	72,900	1,341,555
	Marvelous, Inc.	178,200	818,384
#	Members Co. Ltd.	48,200	379,427
	MIXI, Inc.	251,400	3,807,715
# *	NexTone, Inc.	33,000	299,608
	Okinawa Cellular Telephone Co.	158,700	3,356,593
	Oricon, Inc.	23,100	112,688
*	Port, Inc.	13,400	161,202
*	PR Times Corp.	11,900	128,638
	Proto Corp.	156,700	1,280,276
*	Sharingtechnology, Inc.	79,700	326,082
	SKY Perfect JSAT Holdings, Inc.	910,500	4,214,197
	Toei Co. Ltd.	5,000	587,012
	Tohokushinsha Film Corp.	94,800	752,348

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Trenders, Inc.	4,300	$33,511
	TV Asahi Holdings Corp.	100,500	1,083,391
	Tv Tokyo Holdings Corp.	63,700	1,212,585
	Usen-Next Holdings Co. Ltd.	95,800	2,197,420
	ValueCommerce Co. Ltd.	101,700	845,413
#	V-Cube, Inc.	76,200	181,204
	Vector, Inc.	185,900	1,316,011
*	Vision, Inc.	187,900	1,671,452
	Wowow, Inc.	28,700	206,572
	Zenrin Co. Ltd.	196,650	1,156,919
	ZIGExN Co. Ltd.	260,700	832,317

TOTAL COMMUNICATION SERVICES			57,215,453

CONSUMER DISCRETIONARY — (14.6%)
	&Do Holdings Co. Ltd.	59,500	389,396
	Adastria Co. Ltd.	138,440	2,905,272
#	Adventure, Inc.	8,800	297,200
#	Aeon Fantasy Co. Ltd.	48,932	875,644
	Ahresty Corp.	128,600	633,192
	Ainavo Holdings Co. Ltd.	5,600	41,678
# *	Airtrip Corp.	91,800	1,100,272
	Aisan Industry Co. Ltd.	211,600	1,676,327
# *	Akebono Brake Industry Co. Ltd.	596,900	480,367
	Alleanza Holdings Co. Ltd.	80,800	538,155
#	Alpen Co. Ltd.	98,500	1,276,162
#	Alpha Corp.	31,700	295,365
	Amiyaki Tei Co. Ltd.	26,114	635,052
	AOKI Holdings, Inc.	218,400	1,430,579
	Aoyama Trading Co. Ltd.	235,200	2,359,129
	Arata Corp.	86,800	3,230,526
	ARCLANDS Corp.	221,676	2,374,497
	Asahi Co. Ltd.	99,500	856,006
	Ashimori Industry Co. Ltd.	26,599	364,078
	ASKUL Corp.	235,700	3,076,919
	Asti Corp.	19,400	459,818
*	Atsugi Co. Ltd.	18,000	51,534
	Aucnet, Inc.	66,500	774,252
#	Autobacs Seven Co. Ltd.	429,100	4,413,719
	Avantia Co. Ltd.	53,900	302,038
	Beauty Garage, Inc.	44,600	661,402
	Beenos, Inc.	8,100	76,736
	Belluna Co. Ltd.	299,300	1,216,136
	Benesse Holdings, Inc.	395,943	4,681,384
#	Bic Camera, Inc.	476,600	3,608,303
#	Bike O & Co. Ltd.	9,700	42,651
#	Bookoff Group Holdings Ltd.	66,600	458,556
#	BuySell Technologies Co. Ltd.	6,200	148,783
	Casio Computer Co. Ltd.	25,900	207,537
	Central Automotive Products Ltd.	80,500	1,802,930
#	Central Sports Co. Ltd.	40,968	652,567
	Chikaranomoto Holdings Co. Ltd.	69,100	864,360
#	Chiyoda Co. Ltd.	108,500	599,011
#	Chofu Seisakusho Co. Ltd.	113,200	1,613,385
	Chuo Spring Co. Ltd.	81,700	385,707
	Cleanup Corp.	117,400	546,999
#	Colowide Co. Ltd.	316,800	4,932,584
	Corona Corp.	95,400	573,839
	Create Restaurants Holdings, Inc.	694,000	4,809,767
*	CROOZ, Inc.	2,800	16,745

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Curves Holdings Co. Ltd.	218,500	$953,132
	Daido Metal Co. Ltd.	224,100	782,125
#	Daikoku Denki Co. Ltd.	54,600	1,594,150
	Daikyonishikawa Corp.	227,800	1,139,506
	Daimaruenawin Co. Ltd.	3,400	26,371
	Dainichi Co. Ltd.	53,300	251,568
	DCM Holdings Co. Ltd.	691,600	5,400,373
	DD GROUP Co. Ltd.	29,200	264,882
	Doshisha Co. Ltd.	130,800	1,947,199
	Doutor Nichires Holdings Co. Ltd.	186,086	2,686,838
	Eagle Industry Co. Ltd.	165,400	1,803,117
	EAT&HOLDINGS Co. Ltd.	34,400	455,275
#	EDION Corp.	510,200	5,088,622
	ES-Con Japan Ltd.	53,000	309,303
	Eslead Corp.	47,700	982,789
	Exedy Corp.	181,900	3,037,071
	FCC Co. Ltd.	220,300	2,614,084
#	Felissimo Corp.	20,600	123,153
#	First Juken Co. Ltd.	43,200	313,229
	FJ Next Holdings Co. Ltd.	106,600	744,824
	Food & Life Cos. Ltd.	473,500	7,980,732
	Foster Electric Co. Ltd.	115,400	686,766
#	F-Tech, Inc.	29,700	137,852
#	Fuji Corp.	72,800	820,887
	Fuji Corp. Ltd.	171,000	815,910
	Fuji Kyuko Co. Ltd.	102,800	2,901,657
	Fujibo Holdings, Inc.	61,600	1,404,476
	Fujikura Composites, Inc.	111,200	868,448
#	Fujishoji Co. Ltd.	51,100	431,180
*	Fujita Kanko, Inc.	13,300	365,535
	Fujitsu General Ltd.	21,500	382,371
	FuKoKu Co. Ltd.	66,400	643,976
	Furukawa Battery Co. Ltd.	88,000	518,916
	Furyu Corp.	113,100	1,191,681
	Futaba Industrial Co. Ltd.	299,600	1,476,162
	Gakkyusha Co. Ltd.	49,300	660,598
	Genki Sushi Co. Ltd.	66,200	1,151,715
#	Geo Holdings Corp.	156,700	2,449,754
#	Gift Holdings, Inc.	50,900	727,028
	GLOBERIDE, Inc.	106,198	1,370,514
#	Golf Digest Online, Inc.	4,900	22,790
	Greens Co. Ltd.	22,000	230,134
	GSI Creos Corp.	63,184	834,376
	G-Tekt Corp.	138,500	1,616,385
	Gunze Ltd.	94,300	2,827,697
#	Hagihara Industries, Inc.	77,700	830,110
#	Hamee Corp.	31,500	194,326
	Handsman Co. Ltd.	43,500	303,485
	Happinet Corp.	97,600	1,652,746
	Hard Off Corp. Co. Ltd.	58,800	571,248
	Heiwa Corp.	342,300	4,845,363
#	HI-LEX Corp.	127,500	1,117,414
	Himaraya Co. Ltd.	17,800	107,970
	H-One Co. Ltd.	100,900	515,701
	Honeys Holdings Co. Ltd.	116,940	1,182,357
#	Hoosiers Holdings Co. Ltd.	207,900	1,469,440
	Hotland Co. Ltd.	52,900	697,509
#	I K K Holdings, Inc.	5,800	24,903
#	IBJ, Inc.	117,900	505,487

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Ichibanya Co. Ltd.	31,658	$1,116,810
	Ichikoh Industries Ltd.	194,100	679,784
	IDOM, Inc.	332,100	1,998,470
	IJTT Co. Ltd.	128,380	568,404
#	Imasen Electric Industrial	37,400	143,506
# *	Istyle, Inc.	292,398	845,498
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	126,600	3,201,146
*	Jade Group, Inc.	42,000	406,441
	JANOME Corp.	95,700	456,937
	Japan Best Rescue System Co. Ltd.	60,700	241,589
	Japan Wool Textile Co. Ltd.	308,400	2,803,832
#	JINS Holdings, Inc.	80,400	2,219,425
# *	Joban Kosan Co. Ltd.	40,199	316,385
	Joshin Denki Co. Ltd.	106,200	1,686,975
	Joyful Honda Co. Ltd.	152,800	1,794,665
	JP-Holdings, Inc.	305,200	711,942
	JVCKenwood Corp.	997,100	4,285,280
# *	Kappa Create Co. Ltd.	20,500	215,392
	Kawai Musical Instruments Manufacturing Co. Ltd.	35,100	892,335
#	Keiyo Co. Ltd.	245,000	2,109,753
	KeyHolder, Inc.	3,600	20,772
	KFC Holdings Japan Ltd.	88,100	1,754,972
#	King Co. Ltd.	54,100	238,080
	Kintetsu Department Store Co. Ltd.	6,800	126,851
	Ki-Star Real Estate Co. Ltd.	55,199	1,555,083
*	KNT-CT Holdings Co. Ltd.	1,100	9,218
	Kohnan Shoji Co. Ltd.	152,900	3,963,620
#	Kojima Co. Ltd.	197,700	864,134
	Komatsu Matere Co. Ltd.	179,734	855,358
	KOMEDA Holdings Co. Ltd.	297,600	5,430,456
#	Komehyo Holdings Co. Ltd.	42,400	1,330,718
	Komeri Co. Ltd.	194,700	4,037,266
#	Konaka Co. Ltd.	129,706	335,021
	Koshidaka Holdings Co. Ltd.	178,800	1,272,095
#	Kotobukiya Co. Ltd.	5,400	72,700
	K’s Holdings Corp.	486,600	4,528,195
	KU Holdings Co. Ltd.	115,500	843,807
	Kurabo Industries Ltd.	91,800	1,374,365
	Kushikatsu Tanaka Holdings Co., Class C	2,100	23,920
	KYB Corp.	110,600	3,267,340
#	Kyoritsu Maintenance Co. Ltd.	179,000	6,846,028
	LEC, Inc.	142,200	964,037
	LITALICO, Inc.	112,700	1,514,261
	Look Holdings, Inc.	37,100	493,332
	Mamiya-Op Co. Ltd.	1,800	18,059
#	Mars Group Holdings Corp.	75,500	1,296,164
#	Maruzen CHI Holdings Co. Ltd.	101,100	219,207
	Matsuoka Corp.	6,800	72,032
# *	Media Do Co. Ltd.	49,200	425,287
	Meiwa Estate Co. Ltd.	73,200	564,524
#	Mikuni Corp.	143,700	410,017
	Mitsuba Corp.	191,988	884,351
	Mizuno Corp.	109,700	3,218,102
	Monogatari Corp.	188,900	5,115,515
	Morito Co. Ltd.	107,800	945,005
	MrMax Holdings Ltd.	142,525	585,283
	Murakami Corp.	31,800	646,593
	Musashi Seimitsu Industry Co. Ltd.	291,800	2,808,488

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nafco Co. Ltd.	54,200	$662,825
	Nagase Brothers, Inc.	600	7,443
	Nagawa Co. Ltd.	31,800	1,293,550
	Nakayamafuku Co. Ltd.	41,800	96,821
	New Art Holdings Co. Ltd.	36,134	417,603
#	Nextage Co. Ltd.	276,300	3,817,448
	NHK Spring Co. Ltd.	923,687	6,536,013
	Nichirin Co. Ltd.	61,160	1,212,248
#	Nihon House Holdings Co. Ltd.	222,000	511,853
	Nihon Plast Co. Ltd.	48,300	141,498
	Nihon Tokushu Toryo Co. Ltd.	75,300	584,752
#	Nippon Felt Co. Ltd.	84,000	229,600
	Nippon Seiki Co. Ltd.	281,900	2,007,094
	Nishikawa Rubber Co. Ltd.	38,500	341,428
	Nishimatsuya Chain Co. Ltd.	242,400	3,113,397
	Nissan Shatai Co. Ltd.	406,800	2,327,865
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	503,963
	NITTAN Corp.	22,400	45,430
	Nojima Corp.	392,300	3,493,917
	NOK Corp.	108,180	1,282,342
	NPR-RIKEN Corp.	130,298	1,476,840
	Ohashi Technica, Inc.	67,600	765,899
	Ohsho Food Service Corp.	67,800	3,134,032
	Onward Holdings Co. Ltd.	584,500	1,850,739
	Ootoya Holdings Co. Ltd.	2,100	71,704
#	Ozu Corp.	22,200	229,484
	Pacific Industrial Co. Ltd.	264,400	2,427,115
	PAL GROUP Holdings Co. Ltd.	262,200	3,391,509
	PALTAC Corp.	55,500	1,799,115
#	Paris Miki Holdings, Inc.	79,500	191,219
*	PIA Corp.	1,700	39,749
	Piolax, Inc.	168,500	2,488,517
	Press Kogyo Co. Ltd.	563,500	2,413,484
	Pressance Corp.	111,400	1,201,855
	QB Net Holdings Co. Ltd.	45,500	500,779
#	Raccoon Holdings, Inc.	102,800	487,106
#	Renaissance, Inc.	3,500	20,395
	Resorttrust, Inc.	514,664	7,406,083
#	Rhythm Co. Ltd.	34,000	536,045
	Riberesute Corp.	38,900	203,379
	Ride On Express Holdings Co. Ltd.	36,600	251,880
# *	Right On Co. Ltd.	84,225	240,867
	Ringer Hut Co. Ltd.	15,000	229,080
	Riso Kyoiku Co. Ltd.	654,700	1,098,627
#	Rock Field Co. Ltd.	94,800	982,592
	Roland Corp.	66,200	1,914,105
	Round One Corp.	1,185,300	4,299,695
#	Royal Holdings Co. Ltd.	36,800	627,179
	Sac’s Bar Holdings, Inc.	104,150	578,860
	Saizeriya Co. Ltd.	17,900	727,305
	San Holdings, Inc.	119,800	816,771
# *	Sanden Corp.	10,400	11,927
	Sangetsu Corp.	276,750	5,200,941
	Sankyo Seiko Co. Ltd.	232,800	1,207,648
	Sanoh Industrial Co. Ltd.	154,900	904,703
	Sanyo Shokai Ltd.	51,099	922,309
	Scroll Corp.	181,700	1,134,330
	Seiko Group Corp.	165,881	2,590,420
#	Seiren Co. Ltd.	265,200	3,933,959

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
# *	Senshukai Co. Ltd.	174,600	$464,674
	Seria Co. Ltd.	220,224	3,052,391
#	Shidax Corp.	133,200	644,172
	Shikibo Ltd.	62,826	444,607
	Shin-Nihon Tatemono Co. Ltd.	29,800	118,672
#	Shoei Co. Ltd.	308,400	4,109,047
#	Snow Peak, Inc.	164,500	1,101,022
	SNT Corp.	122,900	196,683
#	Soft99 Corp.	84,400	768,698
#	Sotoh Co. Ltd.	49,100	223,603
	Souken Ace Co. Ltd.	33,600	6,225
	SPK Corp.	48,600	577,432
#	Sprix, Inc.	34,300	182,222
	St. Marc Holdings Co. Ltd.	47,800	608,040
	Step Co. Ltd.	60,800	700,350
#	Suminoe Textile Co. Ltd.	9,000	131,334
	Sumitomo Riko Co. Ltd.	215,710	1,347,207
#	Suncall Corp.	115,600	372,938
	Syuppin Co. Ltd.	126,200	866,883
#	T RAD Co. Ltd.	33,400	460,569
	Tachikawa Corp.	63,600	588,764
	Tachi-S Co. Ltd.	180,140	1,976,439
#	Taiho Kogyo Co. Ltd.	91,001	470,892
#	Takasho Co. Ltd.	17,600	70,397
#	Take & Give Needs Co. Ltd.	19,168	119,396
#	Tama Home Co. Ltd.	92,400	2,087,801
	Tamron Co. Ltd.	105,700	2,877,481
#	Tbk Co. Ltd.	133,900	335,758
#	Tear Corp.	53,700	164,043
	Temairazu, Inc.	1,800	24,617
	T-Gaia Corp.	131,100	1,561,462
#	Tigers Polymer Corp.	61,000	263,464
	Toa Corp.	134,200	921,141
	Tokai Rika Co. Ltd.	321,100	5,038,797
	Token Corp.	44,650	2,343,245
	Tokyo Base Co. Ltd.	39,900	77,495
#	Tokyo Individualized Educational Institute, Inc.	106,500	354,270
	Tokyotokeiba Co. Ltd.	92,400	2,392,783
	Tomy Co. Ltd.	549,293	7,576,172
	Topre Corp.	213,900	2,304,862
#	Toridoll Holdings Corp.	235,700	5,703,743
	Torikizoku Holdings Co. Ltd.	8,500	167,285
	Tosho Co. Ltd.	14,900	96,594
	Toyo Tire Corp.	446,700	6,634,899
	TPR Co. Ltd.	141,762	1,661,727
#	Treasure Factory Co. Ltd.	56,700	447,546
	TS Tech Co. Ltd.	444,986	4,983,927
	TSI Holdings Co. Ltd.	288,595	1,540,771
	Tsuburaya Fields Holdings, Inc.	216,100	2,352,766
#	Tsutsumi Jewelry Co. Ltd.	36,000	549,059
#	Twinbird Corp.	9,200	30,722
	Unipres Corp.	220,897	1,556,969
	United Arrows Ltd.	43,400	553,955
*	Unitika Ltd.	347,200	452,635
	Universal Entertainment Corp.	113,600	1,620,414
#	Valuence Holdings, Inc.	4,100	42,124
*	Village Vanguard Co. Ltd.	36,600	271,648
	VT Holdings Co. Ltd.	474,400	1,597,509
	Wacoal Holdings Corp.	262,300	5,995,519

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Waseda Academy Co. Ltd.	43,600	$401,953
	Watami Co. Ltd.	17,400	130,576
#	Watts Co. Ltd.	48,500	176,927
	Weds Co. Ltd.	14,500	58,969
	World Co. Ltd.	94,100	972,443
	Xebio Holdings Co. Ltd.	151,996	978,243
	Yachiyo Industry Co. Ltd.	12,400	114,511
	Yagi & Co. Ltd.	18,600	175,921
	Yamae Group Holdings Co. Ltd.	14,100	336,644
	Yasunaga Corp.	19,600	93,844
	Yellow Hat Ltd.	217,900	2,636,358
	Yondoshi Holdings, Inc.	84,020	1,053,825
	Yonex Co. Ltd.	188,500	2,042,180
#	Yorozu Corp.	97,000	576,993
	Yoshinoya Holdings Co. Ltd.	333,700	7,798,729
	Yossix Holdings Co. Ltd.	9,900	184,969
	Yutaka Giken Co. Ltd.	8,700	112,134

TOTAL CONSUMER DISCRETIONARY			410,381,009

CONSUMER STAPLES — (8.4%)
	Aeon Hokkaido Corp.	183,400	1,067,103
	AFC-HD AMS Life Science Co. Ltd.	47,100	239,236
	Ain Holdings, Inc.	124,300	3,514,494
#	Albis Co. Ltd.	35,813	588,431
	Arcs Co. Ltd.	263,600	5,036,990
	Artnature, Inc.	111,500	595,524
	Axial Retailing, Inc.	107,000	2,740,557
	Axxzia, Inc.	4,800	30,715
	Belc Co. Ltd.	66,900	3,137,676
	Bourbon Corp.	54,800	825,368
	Bull-Dog Sauce Co. Ltd.	3,000	42,079
	Cawachi Ltd.	79,400	1,327,841
	C’BON COSMETICS Co. Ltd.	10,800	105,430
	Chubu Shiryo Co. Ltd.	138,700	998,679
	Chuo Gyorui Co. Ltd.	9,800	196,506
	Como Co. Ltd.	2,600	47,236
	Cota Co. Ltd.	124,950	1,347,338
	Create SD Holdings Co. Ltd.	144,100	3,090,197
	Daikokutenbussan Co. Ltd.	33,700	1,428,171
	Delica Foods Holdings Co. Ltd.	59,900	242,965
	DyDo Group Holdings, Inc.	56,600	2,190,523
	Ebara Foods Industry, Inc.	30,900	600,238
#	Eco’s Co. Ltd.	45,800	655,854
#	Ensuiko Sugar Refining Co. Ltd.	86,200	141,071
	Ezaki Glico Co. Ltd.	214,900	6,246,534
	Fancl Corp.	276,383	4,132,080
	Feed One Co. Ltd.	145,048	740,787
	Fuji Oil Holdings, Inc.	240,200	3,815,410
	Fujicco Co. Ltd.	112,400	1,450,326
#	Fujiya Co. Ltd.	68,900	1,137,305
#	G-7 Holdings, Inc.	141,300	1,079,012
	Genky DrugStores Co. Ltd.	50,300	1,915,457
	H2O Retailing Corp.	506,645	5,427,738
	HABA Laboratories, Inc.	15,000	230,513
	Hagoromo Foods Corp.	17,900	362,223
	Halows Co. Ltd.	56,100	1,576,043
	Heiwado Co. Ltd.	182,800	2,989,894
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	646,063
	Hokuto Corp.	139,200	1,670,564

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	House Foods Group, Inc.	34,100	$720,058
#	Ichimasa Kamaboko Co. Ltd.	38,800	183,794
	Imuraya Group Co. Ltd.	57,947	900,944
#	Inageya Co. Ltd.	39,100	414,370
*	I-NE Co. Ltd.	26,700	501,056
	Itochu-Shokuhin Co. Ltd.	35,100	1,523,100
	Itoham Yonekyu Holdings, Inc.	144,280	3,987,339
	Iwatsuka Confectionery Co. Ltd.	8,700	291,050
	JM Holdings Co. Ltd.	79,700	1,092,863
	J-Oil Mills, Inc.	116,900	1,372,484
	Kadoya Sesame Mills, Inc.	15,600	359,038
	Kagome Co. Ltd.	134,700	2,802,211
	Kakiyasu Honten Co. Ltd.	53,400	876,526
	Kameda Seika Co. Ltd.	66,800	1,805,488
#	Kaneko Seeds Co. Ltd.	44,700	421,387
	Kanemi Co. Ltd.	1,200	24,027
	Kanro, Inc.	5,300	79,779
	Kato Sangyo Co. Ltd.	148,900	4,186,628
	Kenko Mayonnaise Co. Ltd.	64,877	672,367
	Kibun Foods, Inc.	13,800	106,806
	Koike-ya, Inc.	300	16,678
	Kotobuki Spirits Co. Ltd.	277,900	3,690,227
	Kusuri No. Aoki Holdings Co. Ltd.	90,500	5,929,348
	Kyokuyo Co. Ltd.	56,899	1,447,839
#	Lacto Japan Co. Ltd.	47,000	619,092
	Life Corp.	87,700	2,067,315
	Mandom Corp.	216,800	1,988,637
	Marudai Food Co. Ltd.	111,400	1,231,687
	Maruha Nichiro Corp.	228,787	3,916,480
	Maxvalu Tokai Co. Ltd.	47,600	940,632
	Medical System Network Co. Ltd.	130,800	403,014
	Megmilk Snow Brand Co. Ltd.	266,000	4,287,377
#	Meito Sangyo Co. Ltd.	54,100	580,018
	Milbon Co. Ltd.	160,652	4,247,116
	Ministop Co. Ltd.	84,200	850,808
	Mitsubishi Shokuhin Co. Ltd.	99,700	2,628,884
	Mitsui DM Sugar Holdings Co. Ltd.	109,370	2,223,199
#	Miyoshi Oil & Fat Co. Ltd.	29,900	259,294
	Morinaga & Co. Ltd.	212,599	7,667,235
	Morinaga Milk Industry Co. Ltd.	167,000	6,513,824
	Morozoff Ltd.	37,400	929,643
#	MTG Co. Ltd.	24,700	234,356
	Nagatanien Holdings Co. Ltd.	69,000	1,043,247
	Nakamuraya Co. Ltd.	25,999	532,681
	Natori Co. Ltd.	65,000	858,877
#	Nichimo Co. Ltd.	16,300	424,551
	Nihon Chouzai Co. Ltd.	73,420	689,292
	Niitaka Co. Ltd.	12,960	179,518
	Nippn Corp.	327,800	4,992,167
	Nippon Beet Sugar Manufacturing Co. Ltd.	60,000	762,278
	Nishimoto Co. Ltd.	19,500	773,464
	Nisshin Oillio Group Ltd.	151,900	4,242,493
	Nissui Corp.	1,771,500	8,596,290
	Nitto Fuji Flour Milling Co. Ltd.	16,200	514,782
	Noevir Holdings Co. Ltd.	89,400	3,135,566
#	Oenon Holdings, Inc.	294,200	778,995
	OIE Sangyo Co. Ltd.	22,000	277,100
# *	Oisix ra daichi, Inc.	168,100	1,279,185
	Okuwa Co. Ltd.	168,800	946,903

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	OUG Holdings, Inc.	21,300	$336,761
	Pickles Holdings Co. Ltd.	56,900	450,220
	Pigeon Corp.	722,925	7,675,931
	Premium Water Holdings, Inc.	8,100	159,359
	Prima Meat Packers Ltd.	171,000	2,601,637
	Qol Holdings Co. Ltd.	152,400	1,759,166
#	Retail Partners Co. Ltd.	109,800	1,252,179
	Riken Vitamin Co. Ltd.	139,200	2,081,045
	Rokko Butter Co. Ltd.	76,700	707,741
	S Foods, Inc.	111,262	2,353,601
	S&B Foods, Inc.	41,698	1,093,764
#	Sagami Rubber Industries Co. Ltd.	56,000	325,277
	San-A Co. Ltd.	120,000	3,717,412
	Sapporo Holdings Ltd.	258,920	9,115,564
	Sato Foods Co. Ltd.	800	28,525
	Satudora Holdings Co. Ltd.	3,900	19,846
	Shinnihonseiyaku Co. Ltd.	45,600	447,461
	Shinobu Foods Products Co. Ltd.	1,600	10,802
#	Shoei Foods Corp.	25,200	714,126
	Showa Sangyo Co. Ltd.	114,300	2,286,860
	Soiken Holdings, Inc.	17,400	24,277
	ST Corp.	38,000	380,963
	Starzen Co. Ltd.	86,100	1,465,340
	STI Foods Holdings, Inc.	500	13,318
	Takara Holdings, Inc.	688,377	5,738,098
	Toho Co. Ltd.	49,900	1,011,110
	Torigoe Co. Ltd.	92,100	448,074
	Transaction Co. Ltd.	89,700	1,159,043
#	United Super Markets Holdings, Inc.	336,900	2,391,124
	Valor Holdings Co. Ltd.	216,000	3,381,354
	Warabeya Nichiyo Holdings Co. Ltd.	84,760	1,947,187
	Watahan & Co. Ltd.	87,600	771,865
	Wellneo Sugar Co. Ltd.	98,300	1,331,487
	Yaizu Suisankagaku Industry Co. Ltd.	57,700	455,847
	YAKUODO Holdings Co. Ltd.	64,600	1,189,896
#	YA-MAN Ltd.	191,300	1,346,862
	Yamatane Corp.	59,000	867,969
#	Yamaya Corp.	23,500	448,026
#	Yamazawa Co. Ltd.	11,800	97,015
#	Yaoko Co. Ltd.	67,800	3,490,499
#	Yokorei Co. Ltd.	296,900	2,282,945
	Yomeishu Seizo Co. Ltd.	43,800	539,713
*	Yoshimura Food Holdings KK	21,400	156,494
	Yuasa Funashoku Co. Ltd.	14,300	281,818
#	Yukiguni Maitake Co. Ltd.	67,200	398,644
	Yutaka Foods Corp.	3,900	45,017

TOTAL CONSUMER STAPLES			237,432,840

ENERGY — (0.8%)
#	BP Castrol KK	44,100	262,520
#	Fuji Oil Co. Ltd.	255,300	535,689
	Itochu Enex Co. Ltd.	346,100	3,401,961
	Japan Oil Transportation Co. Ltd.	6,100	115,907
	Japan Petroleum Exploration Co. Ltd.	215,300	7,372,216
	Mitsuuroko Group Holdings Co. Ltd.	195,200	1,678,369
*	Modec, Inc.	12,600	138,583
*	Nippon Coke & Engineering Co. Ltd.	949,100	698,405
	Sala Corp.	305,500	1,497,788
	San-Ai Obbli Co. Ltd.	380,000	4,103,047

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Sinanen Holdings Co. Ltd.	46,500	$1,249,926
	Toyo Kanetsu KK	48,100	1,058,050

TOTAL ENERGY			22,112,461

FINANCIALS — (10.0%)
	77 Bank Ltd.	351,052	7,824,613
	Advance Create Co. Ltd.	1,100	6,961
	AEON Financial Service Co. Ltd.	353,100	2,910,765
	Aichi Financial Group, Inc.	223,570	3,518,763
	Aiful Corp.	1,118,100	2,815,910
#	Aizawa Securities Group Co. Ltd.	200,800	1,551,081
	Akatsuki Corp.	144,000	393,355
	Akita Bank Ltd.	87,640	1,215,619
	Anicom Holdings, Inc.	159,000	576,273
#	Aozora Bank Ltd.	250,600	5,111,411
# *	Aruhi Corp.	50,500	273,928
	Asax Co. Ltd.	9,300	39,852
	Awa Bank Ltd.	197,700	3,284,443
	Bank of Iwate Ltd.	82,982	1,506,012
#	Bank of Kochi Ltd.	42,600	291,176
	Bank of Nagoya Ltd.	66,130	2,669,000
	Bank of Saga Ltd.	75,220	1,025,726
	Bank of the Ryukyus Ltd.	239,880	1,981,656
#	Bank of Toyama Ltd.	9,200	106,664
#	Casa, Inc.	25,900	140,406
	Chiba Kogyo Bank Ltd.	278,458	1,818,860
	Chugin Financial Group, Inc.	686,300	5,472,185
	Daishi Hokuetsu Financial Group, Inc.	238,700	6,233,165
	Daito Bank Ltd.	6,800	35,361
	eGuarantee, Inc.	213,300	2,463,837
	Ehime Bank Ltd.	202,873	1,502,011
#	Entrust, Inc.	54,900	306,962
	FIDEA Holdings Co. Ltd.	108,390	1,167,909
#	Financial Partners Group Co. Ltd.	241,100	2,290,229
*	Fintech Global, Inc.	24,600	9,337
	First Bank of Toyama Ltd.	311,400	2,036,262
#	First Brothers Co. Ltd.	13,900	104,803
	Fukui Bank Ltd.	117,300	1,264,095
	Fuyo General Lease Co. Ltd.	32,000	2,601,622
#	GMO Financial Gate, Inc.	19,200	1,076,406
#	GMO Financial Holdings, Inc.	243,300	1,105,742
	Gunma Bank Ltd.	2,072,540	10,015,697
	Hirogin Holdings, Inc.	1,509,400	9,597,788
#	Hirose Tusyo, Inc.	20,800	393,987
	Hokkoku Financial Holdings, Inc.	139,100	4,602,383
	Hokuhoku Financial Group, Inc.	688,853	8,042,412
	HS Holdings Co. Ltd.	137,296	917,652
	Hyakugo Bank Ltd.	1,361,409	5,147,425
	Hyakujushi Bank Ltd.	131,000	2,494,502
	Ichiyoshi Securities Co. Ltd.	178,800	830,954
	IwaiCosmo Holdings, Inc.	118,400	1,410,826
	Iyogin Holdings, Inc.	841,218	6,055,370
#	J Trust Co. Ltd.	67,841	215,206
	Jaccs Co. Ltd.	139,800	4,805,391
	JAFCO Group Co. Ltd.	527,200	5,678,375
	Japan Investment Adviser Co. Ltd.	69,300	741,459
	Japan Securities Finance Co. Ltd.	577,000	5,745,665
	Jimoto Holdings, Inc.	37,950	116,735
	J-Lease Co. Ltd.	31,900	401,361

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Juroku Financial Group, Inc.	188,800	$5,086,658
	Keiyo Bank Ltd.	585,846	2,658,090
	Kita-Nippon Bank Ltd.	43,506	670,065
	Kiyo Bank Ltd.	397,390	4,102,226
	Kyokuto Securities Co. Ltd.	135,800	941,507
	Kyushu Financial Group, Inc.	1,844,437	11,622,672
	Kyushu Leasing Service Co. Ltd.	34,000	210,397
	M&A Capital Partners Co. Ltd.	85,900	1,559,300
#	Marusan Securities Co. Ltd.	336,700	1,827,083
	Matsui Securities Co. Ltd.	626,100	3,113,960
	Mercuria Holdings Co. Ltd.	58,400	290,601
	Mito Securities Co. Ltd.	302,600	880,167
	Miyazaki Bank Ltd.	89,000	1,730,364
	Mizuho Leasing Co. Ltd.	173,100	5,507,135
#	Monex Group, Inc.	1,088,600	4,787,848
#	Money Partners Group Co. Ltd.	49,200	92,556
#	Mortgage Service Japan Ltd.	26,100	89,783
	Musashino Bank Ltd.	172,900	3,260,095
	Nanto Bank Ltd.	158,400	2,851,149
	NEC Capital Solutions Ltd.	60,200	1,241,124
	Nishi-Nippon Financial Holdings, Inc.	739,500	8,831,931
	North Pacific Bank Ltd.	1,701,800	4,382,460
	Ogaki Kyoritsu Bank Ltd.	210,400	2,938,295
	Oita Bank Ltd.	85,999	1,590,926
	Okasan Securities Group, Inc.	946,200	4,278,499
	Okinawa Financial Group, Inc.	121,060	2,019,163
	Orient Corp.	278,390	2,075,346
	Premium Group Co. Ltd.	185,900	1,993,911
	Procrea Holdings, Inc.	233,772	3,023,635
	Ricoh Leasing Co. Ltd.	95,200	2,847,225
	San ju San Financial Group, Inc.	117,893	1,535,558
	San-In Godo Bank Ltd.	937,900	6,460,024
	SBI Global Asset Management Co. Ltd.	145,400	518,996
	Senshu Ikeda Holdings, Inc.	1,298,928	3,052,678
	Shiga Bank Ltd.	279,100	7,380,889
	Shikoku Bank Ltd.	220,300	1,575,010
	Shimizu Bank Ltd.	58,200	643,616
	Sparx Group Co. Ltd.	115,060	1,101,493
#	Strike Co. Ltd.	51,700	1,265,238
	Suruga Bank Ltd.	883,900	3,776,750
	Taiko Bank Ltd.	41,800	410,270
	Tochigi Bank Ltd.	544,300	1,276,955
	Toho Bank Ltd.	1,186,500	2,293,792
	Tohoku Bank Ltd.	59,900	480,013
	Tokai Tokyo Financial Holdings, Inc.	1,150,174	3,906,582
	Tokyo Kiraboshi Financial Group, Inc.	165,038	4,871,230
	Tomato Bank Ltd.	25,600	199,575
	TOMONY Holdings, Inc.	871,143	2,935,600
#	Tottori Bank Ltd.	50,400	449,416
	Towa Bank Ltd.	199,900	897,069
	Toyo Securities Co. Ltd.	365,300	701,697
	Traders Holdings Co. Ltd.	13,720	57,151
	Tsukuba Bank Ltd.	420,100	834,997
*	UNIVA Oak Holdings Ltd.	51,500	30,691
#	Wellnet Corp.	59,600	214,347
	Yamagata Bank Ltd.	143,600	1,109,545
	Yamaguchi Financial Group, Inc.	1,237,672	11,358,673
	Yamanashi Chuo Bank Ltd.	151,126	1,886,448

TOTAL FINANCIALS			281,674,062

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (5.0%)
	Amvis Holdings, Inc.	115,400	$1,968,628
	As One Corp.	144,500	4,605,196
	ASKA Pharmaceutical Holdings Co. Ltd.	130,700	1,480,894
	Astena Holdings Co. Ltd.	194,800	696,083
	BML, Inc.	145,400	2,751,594
#	Carenet, Inc.	130,800	746,012
#	CellSource Co. Ltd.	21,100	251,462
	Charm Care Corp. KK	110,200	804,195
#	CMIC Holdings Co. Ltd.	63,200	716,565
	Create Medic Co. Ltd.	36,700	216,850
	Daiken Medical Co. Ltd.	103,800	365,538
	Daito Pharmaceutical Co. Ltd.	81,338	1,039,139
	Eiken Chemical Co. Ltd.	205,400	2,025,952
	Elan Corp.	189,200	935,207
	EM Systems Co. Ltd.	62,300	296,267
	FALCO HOLDINGS Co. Ltd.	53,300	714,550
	FINDEX, Inc.	92,700	511,180
	France Bed Holdings Co. Ltd.	136,055	1,070,070
	Fuji Pharma Co. Ltd.	95,200	735,406
	Fukuda Denshi Co. Ltd.	125,900	4,498,887
	Fuso Pharmaceutical Industries Ltd.	40,800	526,311
# *	GNI Group Ltd.	89,700	1,191,364
	H.U. Group Holdings, Inc.	330,400	5,552,711
	Hogy Medical Co. Ltd.	66,700	1,449,269
	Hoshi Iryo-Sanki Co. Ltd.	9,600	243,782
#	I’rom Group Co. Ltd.	38,400	438,048
*	Japan Hospice Holdings, Inc.	17,700	265,224
	Japan Lifeline Co. Ltd.	365,800	2,789,357
	Japan Medical Dynamic Marketing, Inc.	99,400	470,896
	JCR Pharmaceuticals Co. Ltd.	125,332	959,218
	Jeol Ltd.	252,800	7,137,389
	JMS Co. Ltd.	104,457	367,591
	Kaken Pharmaceutical Co. Ltd.	110,700	2,451,468
	Kanamic Network Co. Ltd.	134,400	408,336
	Kissei Pharmaceutical Co. Ltd.	174,100	3,682,382
	Koa Shoji Holdings Co. Ltd.	4,100	20,072
	Kyorin Pharmaceutical Co. Ltd.	246,846	2,911,658
#	Linical Co. Ltd.	66,700	253,671
	Mani, Inc.	400,600	5,449,510
	Medical Data Vision Co. Ltd.	149,300	663,315
	Medikit Co. Ltd.	2,000	35,332
#	Medius Holdings Co. Ltd.	68,500	349,665
*	Medley, Inc.	54,500	1,575,646
	MedPeer, Inc.	30,100	177,487
	Menicon Co. Ltd.	339,690	3,938,039
#	Mizuho Medy Co. Ltd.	22,400	444,502
	Mochida Pharmaceutical Co. Ltd.	60,098	1,324,292
	Nakanishi, Inc.	351,400	7,717,880
	Nihon Kohden Corp.	134,400	3,174,361
	Nipro Corp.	856,500	6,521,787
	Paramount Bed Holdings Co. Ltd.	253,000	4,310,526
*	PeptiDream, Inc.	272,993	1,990,072
	Pharma Foods International Co. Ltd.	60,200	532,014
	PHC Holdings Corp.	9,600	90,788
	Rion Co. Ltd.	51,800	762,615
	Sawai Group Holdings Co. Ltd.	168,900	5,382,739
	Seed Co. Ltd.	68,100	355,371
	Seikagaku Corp.	225,300	1,182,670
#	Shin Nippon Biomedical Laboratories Ltd.	134,300	1,496,757

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Ship Healthcare Holdings, Inc.	323,400	$4,993,006
	Shofu, Inc.	67,400	1,125,770
#	Software Service, Inc.	18,600	1,059,800
	Solasto Corp.	334,100	1,298,998
	St-Care Holding Corp.	81,600	455,926
	StemCell Institute	4,300	62,075
	Sumitomo Pharma Co. Ltd.	699,300	2,135,422
	Suzuken Co. Ltd.	47,900	1,467,168
	Takara Bio, Inc.	175,800	1,550,343
	Techno Medica Co. Ltd.	14,700	222,160
	Toho Holdings Co. Ltd.	299,200	6,744,894
	Tokai Corp.	123,400	1,559,714
	Torii Pharmaceutical Co. Ltd.	88,300	2,133,754
	Towa Pharmaceutical Co. Ltd.	166,300	3,056,986
#	Trans Genic, Inc.	51,100	89,249
	Tsumura & Co.	285,418	5,107,063
#	Value HR Co. Ltd.	92,800	787,940
	Vital KSK Holdings, Inc.	246,500	1,664,182
	Wakamoto Pharmaceutical Co. Ltd.	85,300	111,416
	WIN-Partners Co. Ltd.	86,500	642,392
	ZERIA Pharmaceutical Co. Ltd.	59,800	794,457

TOTAL HEALTH CARE			142,086,505

INDUSTRIALS — (28.5%)
#	Abalance Corp.	12,000	258,357
	Advan Group Co. Ltd.	144,200	964,383
	Aeon Delight Co. Ltd.	115,600	2,548,954
	Aichi Corp.	223,100	1,335,682
	Aida Engineering Ltd.	303,600	1,794,438
# *	Aidma Holdings, Inc.	5,500	64,168
	Airtech Japan Ltd.	2,000	18,203
#	AIT Corp.	21,900	239,602
	Ajis Co. Ltd.	28,900	435,541
	Alconix Corp.	141,600	1,282,393
	Alinco, Inc.	80,500	506,601
	Alps Logistics Co. Ltd.	110,100	1,151,977
	Altech Corp.	101,970	1,732,891
	Anest Iwata Corp.	220,200	1,636,936
	Asahi Diamond Industrial Co. Ltd.	294,200	1,680,876
	Asahi Kogyosha Co. Ltd.	51,400	811,556
	Asanuma Corp.	79,800	1,881,614
#	Asukanet Co. Ltd.	28,600	124,188
#	AZ-COM MARUWA Holdings, Inc.	191,700	2,630,841
	Bando Chemical Industries Ltd.	207,500	2,074,136
	Bell System24 Holdings, Inc.	213,400	2,188,984
	Benefit One, Inc.	391,500	2,807,201
#	Br Holdings Corp.	181,900	440,718
	Bunka Shutter Co. Ltd.	346,800	2,924,822
	Canare Electric Co. Ltd.	20,000	197,669
	Career Design Center Co. Ltd.	1,900	24,551
#	Careerlink Co. Ltd.	30,300	493,197
	Central Glass Co. Ltd.	179,300	3,398,180
	Central Security Patrols Co. Ltd.	52,300	892,403
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	906,284
# *	Chiyoda Corp.	897,400	2,109,729
	Chiyoda Integre Co. Ltd.	66,200	1,213,436
	Chori Co. Ltd.	67,600	1,308,419
	Chudenko Corp.	183,100	2,979,761
	Chugai Ro Co. Ltd.	33,500	478,685

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Chuo Warehouse Co. Ltd.	21,000	$149,489
	CKD Corp.	248,400	3,123,766
	CMC Corp.	30,200	264,862
	Copro-Holdings Co. Ltd.	9,300	69,720
	Cosel Co. Ltd.	146,800	1,093,211
	Creek & River Co. Ltd.	67,100	875,278
# *	CrowdWorks, Inc.	8,100	67,624
	CTI Engineering Co. Ltd.	69,200	2,081,130
	CTS Co. Ltd.	157,100	692,115
	Dai-Dan Co. Ltd.	178,400	1,751,990
	Daido Kogyo Co. Ltd.	38,800	189,102
	Daihatsu Diesel Manufacturing Co. Ltd.	108,000	598,490
	Daihen Corp.	123,600	3,895,627
	Daiho Corp.	69,700	1,780,268
	Dai-Ichi Cutter Kogyo KK	46,300	368,637
	Daiichi Jitsugyo Co. Ltd.	153,300	1,967,597
	Daiichi Kensetsu Corp.	35,200	376,828
#	Daiki Axis Co. Ltd.	41,900	202,506
	Daiseki Co. Ltd.	285,355	7,880,789
#	Daiseki Eco. Solution Co. Ltd.	8,259	52,953
	Daisue Construction Co. Ltd.	48,200	423,383
	Daiwa Industries Ltd.	174,500	1,496,363
	Denyo Co. Ltd.	96,400	1,361,786
	Dip Corp.	211,735	4,196,452
	DMG Mori Co. Ltd.	674,700	11,159,541
	DMW Corp.	4,800	114,144
	Duskin Co. Ltd.	261,100	5,692,672
	Ebara Jitsugyo Co. Ltd.	64,800	1,132,837
#	Eidai Co. Ltd.	184,700	261,799
	EJ Holdings, Inc.	30,100	321,860
	en Japan, Inc.	178,208	2,658,116
	Endo Lighting Corp.	54,600	428,304
#	Envipro Holdings, Inc.	34,400	144,539
	ERI Holdings Co. Ltd.	14,100	151,464
	EXEO Group, Inc.	493,200	10,243,644
#	F&M Co. Ltd.	44,400	600,648
# *	FDK Corp.	67,898	349,264
	Forum Engineering, Inc.	34,100	293,875
	Freund Corp.	67,856	355,150
	Fudo Tetra Corp.	97,080	1,294,566
	Fuji Corp.	375,000	5,646,693
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	56,463
	Fujikura Ltd.	631,500	4,535,504
	Fujisash Co. Ltd.	523,057	249,160
#	Fukuda Corp.	53,200	1,724,585
	Fukushima Galilei Co. Ltd.	79,400	2,628,552
	Fukuvi Chemical Industry Co. Ltd.	10,600	52,216
	Fukuyama Transporting Co. Ltd.	98,957	2,704,316
	FULLCAST Holdings Co. Ltd.	126,600	1,432,587
	Funai Soken Holdings, Inc.	241,570	3,970,422
	Furukawa Co. Ltd.	171,819	2,410,645
	Furukawa Electric Co. Ltd.	405,100	6,070,256
	Futaba Corp.	202,000	680,525
	Gakujo Co. Ltd.	5,600	62,458
	Gecoss Corp.	95,900	608,952
	Giken Ltd.	22,299	264,291
	Glory Ltd.	288,855	5,385,503
	gremz, Inc.	38,500	510,572
	GS Yuasa Corp.	393,683	6,351,327

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Hamakyorex Co. Ltd.	100,900	$2,525,983
	Hanwa Co. Ltd.	169,500	5,109,256
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	64,606
	Hazama Ando Corp.	1,150,400	8,904,120
	Helios Techno Holding Co. Ltd.	6,800	16,590
	Hibiya Engineering Ltd.	109,900	1,664,861
*	Hino Motors Ltd.	14,600	42,495
	Hirakawa Hewtech Corp.	70,800	677,532
#	Hirano Tecseed Co. Ltd.	56,700	731,455
#	Hirata Corp.	22,700	1,032,693
	Hisaka Works Ltd.	119,700	749,498
	Hitachi Zosen Corp.	1,026,379	5,354,188
	Hito Communications Holdings, Inc.	42,900	349,350
	Hokuetsu Industries Co. Ltd.	137,200	1,765,911
#	Hokuriku Electrical Construction Co. Ltd.	89,040	586,750
#	Hosokawa Micron Corp.	87,500	2,455,882
	Howa Machinery Ltd.	60,800	304,691
	Ichiken Co. Ltd.	28,197	378,185
	Ichinen Holdings Co. Ltd.	125,100	1,149,640
	Idec Corp.	187,600	3,366,215
#	Iino Kaiun Kaisha Ltd.	490,700	3,519,644
	Imura & Co. Ltd.	13,700	104,092
	Inaba Denki Sangyo Co. Ltd.	319,300	6,658,322
	Inaba Seisakusho Co. Ltd.	60,400	603,186
	Inabata & Co. Ltd.	280,200	5,849,739
	Insource Co. Ltd.	295,300	1,740,515
	Integrated Design & Engineering Holdings Co. Ltd.	74,200	1,647,053
#	Inui Global Logistics Co. Ltd.	80,380	649,197
#	IR Japan Holdings Ltd.	53,500	480,950
	Iseki & Co. Ltd.	97,249	705,246
	Ishii Iron Works Co. Ltd.	11,000	197,747
	Itoki Corp.	209,900	2,021,288
	Iwaki Co. Ltd.	56,100	677,126
	JAC Recruitment Co. Ltd.	107,500	1,715,910
*	Jamco Corp.	7,000	68,944
	Japan Elevator Service Holdings Co. Ltd.	375,300	4,973,533
#	Japan Foundation Engineering Co. Ltd.	119,000	340,505
	Japan Pulp & Paper Co. Ltd.	72,300	2,266,571
	Japan Steel Works Ltd.	80,500	1,306,089
	Japan Transcity Corp.	244,600	1,073,847
	JDC Corp.	79,900	320,755
	JK Holdings Co. Ltd.	87,140	553,903
#	Juki Corp.	168,100	663,312
	Kamei Corp.	148,700	1,540,804
	Kanaden Corp.	105,700	1,053,172
#	Kanagawa Chuo Kotsu Co. Ltd.	40,600	827,922
	Kaname Kogyo Co. Ltd.	1,300	6,667
#	Kanamoto Co. Ltd.	184,300	2,991,034
	Kandenko Co. Ltd.	625,600	5,797,014
	Kanematsu Corp.	492,625	6,657,119
	Katakura Industries Co. Ltd.	151,500	1,704,840
#	Kato Works Co. Ltd.	54,900	438,324
	Kawada Technologies, Inc.	32,300	1,424,837
	Kawata Manufacturing Co. Ltd.	20,200	141,260
	Keihin Co. Ltd.	4,500	53,542
	KFC Ltd.	8,700	74,476
	Kimura Chemical Plants Co. Ltd.	98,900	465,201
	Kimura Unity Co. Ltd.	47,000	407,346
#	King Jim Co. Ltd.	61,200	362,228

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Kitagawa Corp.	45,900	$431,085
	Kitano Construction Corp.	21,072	428,811
	Kitz Corp.	405,100	2,737,340
*	Kobe Electric Railway Co. Ltd.	35,799	655,200
	Koike Sanso Kogyo Co. Ltd.	7,000	159,299
	Kokuyo Co. Ltd.	454,525	7,045,125
	KOMAIHALTEC, Inc.	9,000	127,423
	Komatsu Wall Industry Co. Ltd.	49,300	948,135
	Komori Corp.	261,005	1,998,591
#	Kondotec, Inc.	114,200	858,674
	Konoike Transport Co. Ltd.	170,700	2,259,334
#	Kosaido Holdings Co. Ltd.	95,200	1,863,281
	Kozo Keikaku Engineering, Inc.	22,000	521,810
#	KPP Group Holdings Co. Ltd.	231,500	1,000,500
#	KRS Corp.	75,600	484,121
	Kumagai Gumi Co. Ltd.	209,600	5,252,813
	Kyodo Printing Co. Ltd.	37,800	801,312
	Kyokuto Boeki Kaisha Ltd.	66,000	783,448
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	2,419,113
	KYORITSU Co. Ltd.	125,100	139,718
	Kyudenko Corp.	216,100	6,455,117
	LIKE, Inc.	61,300	560,654
	Link & Motivation, Inc.	264,200	707,401
*	LTS, Inc.	3,200	62,840
	Mabuchi Motor Co. Ltd.	254,834	7,280,487
#	Maezawa Industries, Inc.	49,000	303,622
#	Maezawa Kasei Industries Co. Ltd.	82,700	811,483
	Maezawa Kyuso Industries Co. Ltd.	122,700	1,126,075
	Makino Milling Machine Co. Ltd.	145,100	6,054,773
#	Management Solutions Co. Ltd.	54,200	943,471
	Marufuji Sheet Piling Co. Ltd.	11,800	187,355
	MARUKA FURUSATO Corp.	45,807	841,177
#	Marumae Co. Ltd.	31,900	284,618
	Maruyama Manufacturing Co., Inc.	12,800	175,703
	Maruzen Co. Ltd.	65,800	950,553
	Maruzen Showa Unyu Co. Ltd.	79,400	2,004,514
	Matching Service Japan Co. Ltd.	54,400	410,141
	Matsuda Sangyo Co. Ltd.	75,682	1,318,099
	Matsui Construction Co. Ltd.	118,900	617,639
	Max Co. Ltd.	158,700	2,678,237
	Meidensha Corp.	216,410	3,390,465
#	Meiho Facility Works Ltd.	28,300	144,675
	Meiji Electric Industries Co. Ltd.	51,600	474,730
#	Meiji Shipping Group Co. Ltd.	81,700	351,384
	Meisei Industrial Co. Ltd.	216,000	1,458,818
	Meitec Group Holdings, Inc.	478,200	8,416,362
#	Meiwa Corp.	145,600	621,015
*	MetaReal Corp.	26,300	216,700
	METAWATER Co. Ltd.	114,300	1,440,959
#	Midac Holdings Co. Ltd.	30,100	351,328
	Mie Kotsu Group Holdings, Inc.	346,700	1,294,020
	Mirai Industry Co. Ltd.	4,600	96,616
	Mirait One Corp.	565,135	7,490,157
	Mitani Corp.	294,600	2,700,387
#	Mitani Sangyo Co. Ltd.	145,000	319,899
	Mitsubishi Kakoki Kaisha Ltd.	39,000	697,972
	Mitsubishi Logisnext Co. Ltd.	181,300	1,422,372
	Mitsubishi Logistics Corp.	174,800	4,572,754
	Mitsubishi Pencil Co. Ltd.	135,100	1,665,383

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Mitsuboshi Belting Ltd.	88,500	$2,554,897
	Mitsui E&S Co. Ltd.	302,581	829,531
#	Mitsui Matsushima Holdings Co. Ltd.	71,100	1,301,110
	Mitsui-Soko Holdings Co. Ltd.	125,200	3,566,144
	Miyaji Engineering Group, Inc.	75,035	1,514,762
	Mori-Gumi Co. Ltd.	69,500	150,895
	Morita Holdings Corp.	202,300	2,075,370
#	NAC Co. Ltd.	61,300	394,187
	Nachi-Fujikoshi Corp.	86,400	2,153,004
	Nadex Co. Ltd.	22,200	147,700
	Nagase & Co. Ltd.	584,600	8,856,159
	Naigai Trans Line Ltd.	41,700	653,705
#	Nakabayashi Co. Ltd.	110,400	377,480
	Nakakita Seisakusho Co. Ltd.	3,100	57,527
	Nakamoto Packs Co. Ltd.	33,300	357,990
	Nakanishi Manufacturing Co. Ltd.	5,700	60,361
#	Nakano Corp.	18,100	46,135
#	Namura Shipbuilding Co. Ltd.	246,528	1,299,494
	Nankai Electric Railway Co. Ltd.	1,900	36,388
	Narasaki Sangyo Co. Ltd.	25,400	400,202
	Nice Corp.	30,000	281,502
	Nichias Corp.	378,700	7,513,304
	Nichiban Co. Ltd.	68,100	827,496
	Nichiden Corp.	92,100	1,530,836
	Nichiha Corp.	159,280	3,145,141
	Nichireki Co. Ltd.	148,800	2,115,490
	Nihon Dengi Co. Ltd.	30,800	826,912
	Nihon Flush Co. Ltd.	116,200	683,676
#	Nihon M&A Center Holdings, Inc.	1,254,200	5,728,308
	Nikkiso Co. Ltd.	304,400	1,938,920
	Nikko Co. Ltd.	157,244	684,853
	Nikkon Holdings Co. Ltd.	369,900	7,848,810
	Nippi, Inc.	11,900	336,916
#	Nippon Air Conditioning Services Co. Ltd.	187,100	950,218
	Nippon Aqua Co. Ltd.	66,100	414,113
	Nippon Carbon Co. Ltd.	64,900	1,901,061
	Nippon Concept Corp.	39,500	465,489
	Nippon Densetsu Kogyo Co. Ltd.	224,600	3,061,976
	Nippon Dry-Chemical Co. Ltd.	11,300	163,879
	Nippon Filcon Co. Ltd.	15,700	49,794
	Nippon Hume Corp.	137,300	802,928
	Nippon Parking Development Co. Ltd.	1,161,400	1,644,385
#	Nippon Rietec Co. Ltd.	26,400	227,810
	Nippon Road Co. Ltd.	104,900	1,378,296
	Nippon Seisen Co. Ltd.	14,800	471,893
	Nippon Sharyo Ltd.	37,725	523,041
*	Nippon Sheet Glass Co. Ltd.	526,400	2,312,840
	Nippon Thompson Co. Ltd.	331,300	1,180,746
	Nippon Tungsten Co. Ltd.	6,699	107,134
	Nishimatsu Construction Co. Ltd.	190,100	4,577,025
	Nishi-Nippon Railroad Co. Ltd.	273,400	4,417,255
	Nishio Holdings Co. Ltd.	123,800	2,743,223
	Nissei ASB Machine Co. Ltd.	50,300	1,552,303
	Nissei Plastic Industrial Co. Ltd.	105,100	716,225
	Nisshinbo Holdings, Inc.	838,680	6,066,319
	Nissin Corp.	90,000	1,551,043
	Nisso Holdings Co. Ltd.	79,600	401,027
	Nitta Corp.	119,600	2,700,574
	Nitto Boseki Co. Ltd.	70,700	1,591,168

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nitto Kogyo Corp.	166,300	$3,801,071
	Nitto Kohki Co. Ltd.	65,000	815,364
	Nitto Seiko Co. Ltd.	170,378	658,756
	Nittoc Construction Co. Ltd.	117,600	819,836
#	Nittoku Co. Ltd.	5,200	76,248
	NJS Co. Ltd.	36,800	681,505
	Noda Corp.	116,900	967,201
	Nomura Micro Science Co. Ltd.	39,900	2,045,520
	Noritake Co. Ltd.	57,700	2,245,762
	Noritsu Koki Co. Ltd.	117,000	2,476,681
	Noritz Corp.	160,100	1,680,773
	NS Tool Co. Ltd.	105,300	755,170
#	NS United Kaiun Kaisha Ltd.	58,900	1,674,262
	NTN Corp.	2,350,700	4,187,653
	Obara Group, Inc.	72,300	1,735,023
#	Ochi Holdings Co. Ltd.	8,900	80,742
#	Odawara Engineering Co. Ltd.	8,500	121,766
	Ohba Co. Ltd.	76,500	463,698
	Ohmoto Gumi Co. Ltd.	12,300	194,565
	Oiles Corp.	139,970	1,772,452
	Okabe Co. Ltd.	205,100	952,560
	Okada Aiyon Corp.	42,800	554,311
	Okamoto Machine Tool Works Ltd.	25,299	962,576
	Okamura Corp.	368,200	5,241,942
	OKUMA Corp.	147,700	6,080,881
	Okumura Corp.	181,680	5,557,488
	Onoken Co. Ltd.	107,500	1,195,050
	Open Up Group, Inc.	173,700	2,154,551
	Organo Corp.	162,700	5,364,353
	Oriental Consultants Holdings Co. Ltd.	6,100	103,912
	Oriental Shiraishi Corp.	747,300	1,649,492
#	Origin Co. Ltd.	24,900	203,831
	OSG Corp.	514,200	5,867,321
	Outsourcing, Inc.	724,300	5,382,204
	Oyo Corp.	126,400	1,931,971
	Paraca, Inc.	35,900	469,728
*	Park24 Co. Ltd.	251,400	2,832,223
	Parker Corp.	34,000	169,758
	Pasco Corp.	11,200	119,246
	Pasona Group, Inc.	133,000	1,189,761
#	Pegasus Co. Ltd.	127,500	431,159
	Penta-Ocean Construction Co. Ltd.	442,200	2,599,661
	People Dreams & Technologies Group Co. Ltd.	23,700	258,959
	Pilot Corp.	132,000	4,479,483
	Prestige International, Inc.	638,800	2,592,953
	Pronexus, Inc.	104,900	816,979
	PS Mitsubishi Construction Co. Ltd.	203,300	1,099,824
#	Punch Industry Co. Ltd.	54,300	155,785
	Quick Co. Ltd.	77,000	1,033,424
	Raito Kogyo Co. Ltd.	282,600	3,657,938
	Raiznext Corp.	268,200	2,509,868
# *	Raksul, Inc.	172,100	1,446,304
	Rasa Corp.	63,200	712,800
	Rheon Automatic Machinery Co. Ltd.	98,100	858,220
	Rix Corp.	17,300	370,495
	Ryobi Ltd.	140,840	2,641,708
	S LINE GROUP Co. Ltd.	23,800	135,659
	Sakai Heavy Industries Ltd.	22,800	786,123
	Sakai Moving Service Co. Ltd.	140,800	2,403,172

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Sanix, Inc.	13,300	$28,807
	Sanki Engineering Co. Ltd.	268,900	3,125,555
	Sanko Gosei Ltd.	128,600	460,992
	Sanko Metal Industrial Co. Ltd.	15,700	477,658
	Sankyo Tateyama, Inc.	139,674	737,118
	Sankyu, Inc.	165,500	4,983,234
	Sansei Technologies, Inc.	64,500	465,278
	Sansha Electric Manufacturing Co. Ltd.	55,300	443,118
	Sanyo Denki Co. Ltd.	53,600	1,982,861
#	Sanyo Electric Railway Co. Ltd.	99,998	1,377,811
	Sanyo Engineering & Construction, Inc.	60,200	268,344
	Sanyo Industries Ltd.	9,900	132,007
	Sanyo Trading Co. Ltd.	138,600	1,222,747
	Sata Construction Co. Ltd.	86,199	351,346
	Sato Holdings Corp.	158,900	2,134,122
	Sato Shoji Corp.	86,800	850,190
	SBS Holdings, Inc.	117,700	2,089,572
#	SEC Carbon Ltd.	10,900	961,506
	Seibu Electric & Machinery Co. Ltd.	10,300	93,667
	Seika Corp.	44,500	637,220
	Seikitokyu Kogyo Co. Ltd.	40,230	427,980
	Sekisui Jushi Corp.	192,600	3,140,829
	Senko Group Holdings Co. Ltd.	688,500	4,743,612
#	Senshu Electric Co. Ltd.	77,500	1,594,426
	Shibaura Machine Co. Ltd.	120,800	2,991,242
	Shibusawa Warehouse Co. Ltd.	58,000	1,127,168
	Shibuya Corp.	93,100	1,519,833
	Shima Seiki Manufacturing Ltd.	150,930	1,539,875
#	Shimojima Co. Ltd.	48,800	376,179
	Shin Maint Holdings Co. Ltd.	14,600	154,499
	Shin Nippon Air Technologies Co. Ltd.	84,680	1,305,294
	Shinki Bus Co. Ltd.	1,900	42,245
	Shinmaywa Industries Ltd.	348,100	2,777,809
	Shinnihon Corp.	164,700	1,327,483
	Shinsho Corp.	30,000	1,085,629
	Shinwa Co. Ltd.	60,300	957,032
	Shinwa Co. Ltd.	24,800	122,089
	SHO-BOND Holdings Co. Ltd.	5,200	204,792
	SIGMAXYZ Holdings, Inc.	204,400	1,906,497
	Sinfonia Technology Co. Ltd.	135,800	1,423,957
	Sinko Industries Ltd.	122,500	1,796,264
	Sintokogio Ltd.	263,500	1,830,641
	SMS Co. Ltd.	276,500	4,387,476
	Soda Nikka Co. Ltd.	105,700	713,444
	Sodick Co. Ltd.	268,900	1,356,287
	Sotetsu Holdings, Inc.	275,500	4,863,114
#	Space Co. Ltd.	93,062	557,604
#	S-Pool, Inc.	396,700	917,253
	Star Micronics Co. Ltd.	213,900	2,571,535
#	Studio Alice Co. Ltd.	56,600	771,210
	Subaru Enterprise Co. Ltd.	6,300	537,155
	Sugimoto & Co. Ltd.	61,600	848,360
#	Sumiseki Holdings, Inc.	221,100	781,667
	Sumitomo Densetsu Co. Ltd.	109,300	1,919,724
	Sumitomo Mitsui Construction Co. Ltd.	844,240	2,239,806
	Sumitomo Warehouse Co. Ltd.	333,600	5,340,791
	Suzumo Machinery Co. Ltd.	4,400	29,331
	SWCC Corp.	157,200	2,185,756
	Tacmina Corp.	14,700	156,719

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tadano Ltd.	647,500	$4,867,981
	Taihei Dengyo Kaisha Ltd.	89,200	2,335,030
#	Taiheiyo Kouhatsu, Inc.	37,100	188,432
	Taikisha Ltd.	157,700	4,589,025
	Taisei Oncho Co. Ltd.	14,900	228,780
	Takamatsu Construction Group Co. Ltd.	90,100	1,640,455
	Takamiya Co. Ltd.	137,800	441,823
#	Takano Co. Ltd.	28,300	151,782
	Takaoka Toko Co. Ltd.	59,920	817,479
	Takara & Co. Ltd.	48,355	769,191
	Takara Standard Co. Ltd.	196,500	2,385,356
	Takasago Thermal Engineering Co. Ltd.	251,400	4,963,792
	Takashima & Co. Ltd.	74,800	444,797
#	Takatori Corp.	4,500	147,983
	Takeuchi Manufacturing Co. Ltd.	209,400	5,974,411
	Takigami Steel Construction Co. Ltd.	5,300	281,756
#	Takisawa Machine Tool Co. Ltd.	25,500	437,684
	Takuma Co. Ltd.	194,500	1,886,973
	Tanabe Engineering Corp.	39,500	360,945
	Tanseisha Co. Ltd.	230,049	1,292,638
# *	Tatsuta Electric Wire & Cable Co. Ltd.	179,300	818,049
	Techno Ryowa Ltd.	68,690	601,594
	Techno Smart Corp.	46,800	518,558
	TechnoPro Holdings, Inc.	7,700	152,543
	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,653,203
	Teikoku Sen-I Co. Ltd.	113,000	1,408,342
	Tekken Corp.	83,400	1,128,945
	Terasaki Electric Co. Ltd.	24,300	261,227
	Tess Holdings Co. Ltd.	91,800	289,721
	TKC Corp.	183,400	4,278,174
	Toa Corp.	82,100	2,041,761
	TOA ROAD Corp.	50,400	1,911,119
	Toba, Inc.	9,800	201,266
	Tobishima Corp.	110,670	1,015,519
	Tocalo Co. Ltd.	374,400	3,384,113
	Toda Corp.	767,300	4,261,112
	Toenec Corp.	54,000	1,471,831
	Togami Electric Manufacturing Co. Ltd.	17,800	258,726
	TOKAI Holdings Corp.	642,800	4,145,486
	Tokai Lease Co. Ltd.	12,600	107,659
	Tokyo Energy & Systems, Inc.	124,000	786,076
	Tokyo Keiki, Inc.	71,022	696,219
	Tokyo Sangyo Co. Ltd.	126,500	696,752
	Tokyu Construction Co. Ltd.	518,000	2,665,342
	Toli Corp.	255,900	571,129
	Tomoe Corp.	138,700	537,375
#	Tomoe Engineering Co. Ltd.	46,400	819,434
	Tonami Holdings Co. Ltd.	35,100	1,010,165
	Torishima Pump Manufacturing Co. Ltd.	118,300	1,496,866
	Totech Corp.	48,100	1,526,067
	Totetsu Kogyo Co. Ltd.	152,800	2,977,861
	Toukei Computer Co. Ltd.	6,810	274,447
	Toyo Construction Co. Ltd.	492,600	4,019,337
#	Toyo Denki Seizo KK.	13,950	85,987
*	Toyo Engineering Corp.	188,578	751,315
#	Toyo Logistics Co. Ltd.	17,020	161,683
	Toyo Machinery & Metal Co. Ltd.	96,500	397,152
	Toyo Tanso Co. Ltd.	87,200	2,947,372
#	Toyo Wharf & Warehouse Co. Ltd.	23,300	215,498

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Trancom Co. Ltd.	47,200	$2,168,465
	Transcosmos, Inc.	114,200	2,325,565
	TRE Holdings Corp.	54,000	421,518
	Trinity Industrial Corp.	36,000	233,707
	Trusco Nakayama Corp.	238,200	3,595,030
#	Tsubaki Nakashima Co. Ltd.	249,000	1,217,593
	Tsubakimoto Chain Co.	158,840	4,015,196
	Tsubakimoto Kogyo Co. Ltd.	28,400	944,848
	Tsugami Corp.	267,700	1,918,050
	Tsukishima Holdings Co. Ltd.	165,000	1,400,911
	Tsurumi Manufacturing Co. Ltd.	114,300	2,407,010
#	Ueki Corp.	60,800	578,929
	UEX Ltd.	2,900	21,613
	Union Tool Co.	46,900	1,110,749
	Ushio, Inc.	592,600	7,227,008
*	UT Group Co. Ltd.	178,700	2,207,267
# *	Visional, Inc.	122,200	5,989,655
	Wakachiku Construction Co. Ltd.	74,800	1,501,663
	Wakita & Co. Ltd.	217,200	2,174,470
	WDB Holdings Co. Ltd.	57,600	817,666
	Weathernews, Inc.	36,200	1,417,766
	Will Group, Inc.	96,500	695,234
	World Holdings Co. Ltd.	50,700	777,488
	Yahagi Construction Co. Ltd.	172,600	1,500,367
	YAMABIKO Corp.	217,528	2,066,473
	YAMADA Consulting Group Co. Ltd.	50,438	524,755
#	Yamashina Corp.	245,700	128,514
	Yamashin-Filter Corp.	9,300	18,466
	Yamato Corp.	108,400	659,046
	Yamaura Corp.	14,400	119,015
#	Yamazen Corp.	353,200	2,861,441
	Yasuda Logistics Corp.	99,100	714,534
	Yokogawa Bridge Holdings Corp.	198,600	3,282,755
	Yondenko Corp.	54,120	1,055,052
	Yuasa Trading Co. Ltd.	103,900	2,841,842
	Yuken Kogyo Co. Ltd.	5,100	75,931
	Yurtec Corp.	257,400	1,676,583
	Yushin Precision Equipment Co. Ltd.	31,700	139,730
	Zaoh Co. Ltd.	25,900	413,839
	Zenitaka Corp.	14,300	357,690
#	Zuiko Corp.	94,600	817,011

TOTAL INDUSTRIALS			805,235,275

INFORMATION TECHNOLOGY — (13.7%)
	A&D HOLON Holdings Co. Ltd.	140,600	1,421,957
*	Access Co. Ltd.	29,900	150,451
	Ad-sol Nissin Corp.	45,308	476,955
#	Adtec Plasma Technology Co. Ltd.	25,000	230,817
#	AGS Corp.	13,000	61,601
	Ai Holdings Corp.	240,500	3,723,028
*	AI inside, Inc.	1,500	50,584
	Aichi Tokei Denki Co. Ltd.	44,837	595,626
	Aiphone Co. Ltd.	66,800	1,329,111
*	Allied Telesis Holdings KK	191,200	125,530
	Alpha Systems, Inc.	25,320	462,759
	Alps Alpine Co. Ltd.	911,442	7,479,491
	Amano Corp.	291,800	5,960,397
	Anritsu Corp.	832,799	6,199,475
	AOI Electronics Co. Ltd.	27,700	324,962

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Argo Graphics, Inc.	102,600	$2,248,522
	Arisawa Manufacturing Co. Ltd.	207,900	1,470,342
	Asahi Intelligence Service Co. Ltd.	1,300	10,626
#	Atled Corp.	12,000	101,720
	Avant Group Corp.	127,700	1,079,724
	Base Co. Ltd.	22,700	637,106
	BrainPad, Inc.	86,500	468,511
	Business Brain Showa-Ota, Inc.	41,500	579,617
#	Business Engineering Corp.	9,200	206,589
	CAC Holdings Corp.	75,200	875,217
	Canon Electronics, Inc.	117,500	1,497,989
#	CDS Co. Ltd.	15,500	176,086
#	Celsys, Inc.	190,200	868,659
#	Change Holdings, Inc.	203,200	2,073,153
	Chino Corp.	45,000	608,925
	Citizen Watch Co. Ltd.	1,550,700	9,043,705
	CMK Corp.	275,600	1,214,361
	Computer Engineering & Consulting Ltd.	170,100	1,755,376
	Computer Institute of Japan Ltd.	227,278	822,452
	Comture Corp.	145,700	1,947,667
	Core Corp.	45,800	517,114
#	Cresco Ltd.	84,700	927,142
#	Cross Cat Co. Ltd.	8,200	55,118
	Cube System, Inc.	60,600	427,851
	Cyber Com Co. Ltd.	10,600	72,006
*	Cyber Security Cloud, Inc.	13,800	186,800
	Cyberlinks Co. Ltd.	26,700	124,784
	Cybozu, Inc.	167,200	2,083,226
	Daiko Denshi Tsushin Ltd.	23,100	99,251
#	Daishinku Corp.	148,696	720,331
	Daitron Co. Ltd.	55,600	1,063,025
	Daiwabo Holdings Co. Ltd.	574,800	10,925,050
	Dawn Corp.	3,100	37,547
	Densan System Holdings Co. Ltd.	43,600	787,640
	Dexerials Corp.	345,400	7,878,683
	Digital Arts, Inc.	72,500	1,999,830
	Digital Hearts Holdings Co. Ltd.	72,600	441,918
	Digital Information Technologies Corp.	61,700	650,281
	DKK Co. Ltd.	55,100	909,298
#	DKK-Toa Corp.	31,400	184,255
#	Double Standard, Inc.	36,100	334,619
	DTS Corp.	250,500	5,144,865
	Ebase Co. Ltd.	125,600	540,976
#	E-Guardian, Inc.	21,708	239,293
	Eizo Corp.	96,200	3,086,825
	Elecom Co. Ltd.	256,300	2,906,090
	Elematec Corp.	113,542	1,292,290
	Enomoto Co. Ltd.	29,100	296,554
#	Enplas Corp.	46,100	2,579,703
	ESPEC Corp.	116,100	1,708,147
#	Ferrotec Holdings Corp.	251,000	4,411,868
	Fixstars Corp.	130,200	856,605
	Focus Systems Corp.	53,700	352,747
#	Forval Corp.	51,100	388,818
	FTGroup Co. Ltd.	51,000	435,809
	Fuji Soft, Inc.	41,700	1,500,586
	Fukui Computer Holdings, Inc.	62,200	1,067,845
	Furuno Electric Co. Ltd.	155,900	1,710,658
#	Furuya Metal Co. Ltd.	18,200	1,177,403

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Future Corp.	289,100	$3,299,491
	GL Sciences, Inc.	44,500	671,728
	Glosel Co. Ltd.	113,200	337,594
#	GMO GlobalSign Holdings KK	24,200	408,313
	GMO internet group, Inc.	225,420	3,283,191
	Hagiwara Electric Holdings Co. Ltd., Class C	47,100	1,360,483
#	Hakuto Co. Ltd.	82,700	2,796,660
*	Hennge KK.	13,200	87,438
	Himacs Ltd.	960	8,757
	Hioki EE Corp.	60,900	2,647,078
	Hochiki Corp.	91,500	1,018,652
#	Hokuriku Electric Industry Co. Ltd.	21,839	195,693
	Horiba Ltd.	117,300	5,930,838
	Hosiden Corp.	304,400	3,577,684
*	Hotto Link, Inc.	55,800	108,593
	Icom, Inc.	54,900	1,271,121
	ID Holdings Corp.	79,450	757,918
	I’ll, Inc.	38,200	933,300
	Ines Corp.	123,100	1,210,678
#	I-Net Corp.	76,490	815,869
	Information Services International-Dentsu Ltd.	5,700	193,454
	Innotech Corp.	96,100	987,589
#	Intelligent Wave, Inc.	50,500	291,740
	Inter Action Corp.	34,200	232,636
	I-PEX, Inc.	71,000	690,781
	Iriso Electronics Co. Ltd.	126,400	2,984,103
	ISB Corp.	51,700	484,545
*	ITbook Holdings Co. Ltd.	44,600	91,046
	Itfor, Inc.	172,600	1,209,801
# *	Iwatsu Electric Co. Ltd.	53,100	270,367
	Japan Aviation Electronics Industry Ltd.	294,700	5,554,659
#	Japan Cash Machine Co. Ltd.	128,900	822,909
	Japan Electronic Materials Corp.	60,200	553,024
	Japan Material Co. Ltd.	429,600	6,033,052
	Japan System Techniques Co. Ltd.	34,700	471,343
	Jastec Co. Ltd.	71,600	734,315
	JBCC Holdings, Inc.	90,100	1,778,575
	JFE Systems, Inc.	10,000	213,226
# *	JIG-SAW, Inc.	20,800	510,625
	Justsystems Corp.	175,600	3,129,268
	Kaga Electronics Co. Ltd.	100,200	4,009,544
# *	Kaonavi, Inc.	11,600	158,223
	KEL Corp.	27,900	312,246
	Koa Corp.	193,600	1,865,610
*	Konica Minolta, Inc.	2,060,800	5,772,252
	KSK Co. Ltd.	3,000	50,397
	Kyosan Electric Manufacturing Co. Ltd.	214,900	688,176
#	Kyowa Electronic Instruments Co. Ltd.	106,600	264,676
#	LAC Co. Ltd.	89,400	430,690
	Marubun Corp.	106,400	777,457
	Maruwa Co. Ltd.	50,800	8,913,540
	Maxell Ltd.	242,000	2,588,374
	MCJ Co. Ltd.	428,700	3,084,227
	Megachips Corp.	102,600	2,645,304
	Meiko Electronics Co. Ltd.	129,300	2,681,935
	Melco Holdings, Inc.	35,600	812,266
	Micronics Japan Co. Ltd.	164,100	2,486,260
	MIMAKI ENGINEERING Co. Ltd.	113,200	554,726
	Mimasu Semiconductor Industry Co. Ltd.	107,681	1,746,161

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Miraial Co. Ltd.	40,000	$362,805
	Miroku Jyoho Service Co. Ltd.	111,000	1,136,814
	Mitsubishi Research Institute, Inc.	51,500	1,664,896
	Mitsui High-Tec, Inc.	65,200	2,752,910
	m-up Holdings, Inc.	175,500	1,421,169
#	Mutoh Holdings Co. Ltd.	7,400	96,624
	Nagano Keiki Co. Ltd.	86,800	1,346,671
	Naigai Tec Corp.	6,100	88,830
	NEC Networks & System Integration Corp.	240,408	3,253,597
	NET One Systems Co. Ltd.	492,716	7,520,285
#	NF Holdings Corp.	12,900	100,619
	Nichicon Corp.	294,200	2,458,867
	Nihon Dempa Kogyo Co. Ltd.	118,900	965,581
	Nihon Denkei Co. Ltd.	43,300	533,935
	Nippon Ceramic Co. Ltd.	8,900	154,841
*	Nippon Chemi-Con Corp.	110,100	933,488
	Nippon Computer Dynamics Co. Ltd.	36,200	215,816
#	Nippon Electric Glass Co. Ltd.	393,736	7,871,676
#	Nippon Information Development Co. Ltd.	12,600	144,915
#	Nippon Kodoshi Corp.	51,600	604,199
	Nippon Signal Company Ltd.	284,800	1,761,148
	Nissha Co. Ltd.	237,800	2,472,378
	Nohmi Bosai Ltd.	140,700	1,694,167
	NSD Co. Ltd.	482,660	8,397,741
	NSW, Inc.	48,600	876,208
#	Ohara, Inc.	47,000	392,833
	Oki Electric Industry Co. Ltd.	500,456	3,019,367
	Optex Group Co. Ltd.	185,100	2,080,824
*	Optim Corp.	86,500	472,011
	Optorun Co. Ltd.	110,200	1,274,817
	Oro Co. Ltd.	39,000	535,207
	Osaki Electric Co. Ltd.	205,040	871,765
	Oval Corp.	35,600	103,421
	PCI Holdings, Inc.	45,300	313,093
	Plus Alpha Consulting Co. Ltd.	69,000	1,110,018
	Pole To Win Holdings, Inc.	175,897	543,675
#	Pro-Ship, Inc.	51,100	441,606
	Restar Holdings Corp.	108,800	1,789,462
	Riken Keiki Co. Ltd.	87,100	3,568,869
	Riso Kagaku Corp.	53,700	836,235
	Roland DG Corp.	76,900	1,682,642
	Rorze Corp.	64,000	4,761,809
	RS Technologies Co. Ltd.	60,700	962,004
	RYODEN Corp.	92,900	1,446,236
#	Ryosan Co. Ltd.	118,000	3,718,501
	Saison Information Systems Co. Ltd.	27,400	344,629
#	Sakura Internet, Inc.	107,800	833,509
	Samco, Inc.	25,000	692,667
	Sanken Electric Co. Ltd.	108,800	5,411,302
	Sanshin Electronics Co. Ltd.	70,900	1,065,165
	Santec Holdings Corp.	11,800	194,473
	Satori Electric Co. Ltd.	73,880	908,926
#	Saxa Holdings, Inc.	21,300	314,286
	SB Technology Corp.	62,000	920,089
	Seikoh Giken Co. Ltd.	23,900	209,353
#	SEMITEC Corp.	32,000	414,059
	Shibaura Electronics Co. Ltd.	43,000	1,607,378
	Shibaura Mechatronics Corp.	72,400	3,127,346
	Shikino High-Tech Co. Ltd.	2,300	34,423

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Shindengen Electric Manufacturing Co. Ltd.	43,000	$813,459
	Shinko Shoji Co. Ltd.	231,100	1,795,308
#	Shizuki Electric Co., Inc.	107,400	311,579
	Showa Shinku Co. Ltd.	24,400	220,177
	Sigma Koki Co. Ltd.	26,700	253,408
	Siix Corp.	186,300	1,745,355
*	Simplex Holdings, Inc.	82,100	1,378,955
	SK-Electronics Co. Ltd.	49,000	923,803
# *	Smaregi, Inc.	6,500	130,552
	SMK Corp.	26,049	422,282
	Softcreate Holdings Corp.	96,400	1,091,512
	Soliton Systems KK	54,100	395,557
	Solxyz Co. Ltd.	29,700	80,234
	SRA Holdings	69,900	1,514,309
	Startia Holdings, Inc.	11,300	97,837
	Sumida Corp.	156,349	1,343,308
*	Sun*, Inc.	11,100	93,284
	Sun-Wa Technos Corp.	75,500	1,108,763
	Suzuden Corp.	2,100	29,700
	Suzuki Co. Ltd.	65,977	512,610
	System D, Inc.	1,100	9,491
*	System Information Co. Ltd.	61,800	382,275
	System Research Co. Ltd.	29,800	641,186
	System Support, Inc.	26,800	347,945
	Systems Engineering Consultants Co. Ltd.	6,600	158,090
	Systena Corp.	1,552,300	2,642,634
#	T&S, Inc.	11,700	155,315
	Tachibana Eletech Co. Ltd.	101,760	1,812,337
#	TAKEBISHI Corp.	52,200	625,184
#	Tamura Corp.	441,800	1,441,449
	Tazmo Co. Ltd.	21,200	365,984
	TDC Soft, Inc.	93,400	974,040
	TechMatrix Corp.	242,600	2,397,526
*	Techno Horizon Co. Ltd.	9,700	33,217
	Tecnos Japan, Inc.	46,100	208,089
	Teikoku Tsushin Kogyo Co. Ltd.	42,000	519,731
	Tera Probe, Inc.	1,600	47,423
#	TESEC Corp.	22,600	385,008
	Toho System Science Co. Ltd.	4,050	30,282
	Tokyo Electron Device Ltd.	125,400	3,218,206
	Tokyo Seimitsu Co. Ltd.	203,000	9,489,316
#	Tomen Devices Corp.	17,800	592,691
	Topcon Corp.	663,300	6,048,508
	Torex Semiconductor Ltd.	52,900	649,878
	Toshiba TEC Corp.	137,400	2,986,746
	Towa Corp.	114,400	3,923,932
	Toyo Corp.	149,600	1,285,621
	Tri Chemical Laboratories, Inc.	152,400	3,241,274
	Tsuzuki Denki Co. Ltd.	43,700	623,660
#	Ubicom Holdings, Inc.	19,900	152,708
	Uchida Yoko Co. Ltd.	46,900	2,158,476
	ULS Group, Inc.	13,800	424,112
	Ulvac, Inc.	200,200	6,884,710
	UNITED, Inc.	48,400	292,408
	User Local, Inc.	18,000	188,252
	V Technology Co. Ltd.	52,500	648,999
*	VALTES HOLDINGS Co. Ltd.	4,000	21,668
	VINX Corp.	25,600	199,830
	Wacom Co. Ltd.	399,500	1,377,313

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	WILLs, Inc.	34,200	$131,370
*	WingArc1st, Inc.	42,200	754,932
	Yamaichi Electronics Co. Ltd.	136,700	1,581,133
	Yashima Denki Co. Ltd.	119,500	967,591
	YE DIGITAL Corp.	19,500	103,204
	Yokowo Co. Ltd.	108,775	900,081

TOTAL INFORMATION TECHNOLOGY			385,320,140

MATERIALS — (12.8%)
	Achilles Corp.	68,700	700,633
	ADEKA Corp.	507,000	8,476,143
	Agro-Kanesho Co. Ltd.	2,300	20,552
	Aica Kogyo Co. Ltd.	203,100	4,666,336
	Aichi Steel Corp.	64,965	1,522,229
	Arakawa Chemical Industries Ltd.	95,500	642,553
#	Araya Industrial Co. Ltd.	12,200	253,531
	ARE Holdings, Inc.	470,200	5,952,641
	Asahi Printing Co. Ltd.	25,700	148,281
	Asahi Yukizai Corp.	87,600	2,145,154
	Asahipen Corp.	2,100	23,887
	Asia Pile Holdings Corp.	187,730	922,907
	C Uyemura & Co. Ltd.	68,300	3,708,357
	Carlit Holdings Co. Ltd.	122,213	787,513
	Chuetsu Pulp & Paper Co. Ltd.	32,800	294,965
	Chugoku Marine Paints Ltd.	237,000	2,143,810
	CI Takiron Corp.	281,800	1,084,796
	CK-San-Etsu Co. Ltd.	22,800	537,591
	Dai Nippon Toryo Co. Ltd.	118,200	753,419
	Daicel Corp.	703,900	5,985,734
	Daido Steel Co. Ltd.	156,900	6,155,107
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	107,100	659,123
	Daiki Aluminium Industry Co. Ltd.	170,400	1,410,556
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,000	1,101,457
	Daio Paper Corp.	363,500	2,986,564
	Denka Co. Ltd.	241,500	4,362,341
	DIC Corp.	341,600	5,386,470
	DKS Co. Ltd.	41,115	473,842
	Dowa Holdings Co. Ltd.	163,300	4,992,138
	Dynapac Co. Ltd.	8,500	85,110
	FP Corp.	73,100	1,407,661
	Fuji Seal International, Inc.	245,028	2,729,409
	Fujikura Kasei Co. Ltd.	138,000	399,463
	Fujimi, Inc.	264,700	5,283,899
	Fujimori Kogyo Co. Ltd.	98,500	2,485,457
	Fuso Chemical Co. Ltd.	112,800	3,065,001
	Godo Steel Ltd.	57,500	1,669,336
	Gun-Ei Chemical Industry Co. Ltd.	25,700	538,485
#	Hakudo Co. Ltd.	41,600	591,830
	Harima Chemicals Group, Inc.	81,900	437,776
	Hodogaya Chemical Co. Ltd.	35,300	704,876
	Hokkan Holdings Ltd.	53,741	562,363
	Hokko Chemical Industry Co. Ltd.	115,300	711,193
#	Hokuetsu Corp.	766,899	5,884,189
#	Ise Chemicals Corp.	11,600	564,333
#	Ishihara Chemical Co. Ltd.	72,000	760,613
	Ishihara Sangyo Kaisha Ltd.	186,950	1,751,395
	Ishizuka Glass Co. Ltd.	10,200	218,557
	Japan Pure Chemical Co. Ltd.	500	8,706
	JCU Corp.	128,600	2,805,146

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	JSP Corp.	79,400	$987,467
	Kaneka Corp.	199,700	4,887,016
	Kanto Denka Kogyo Co. Ltd.	261,700	1,382,904
	Katakura & Co.-op Agri Corp.	8,700	61,872
	KeePer Technical Laboratory Co. Ltd.	84,800	3,196,536
#	KEIWA, Inc.	51,200	451,820
	KH Neochem Co. Ltd.	196,842	2,981,704
#	Kimoto Co. Ltd.	172,900	213,244
	Koatsu Gas Kogyo Co. Ltd.	185,393	938,678
	Kohsoku Corp.	70,200	943,582
#	Konishi Co. Ltd.	166,100	2,464,004
#	Konoshima Chemical Co. Ltd.	37,500	316,201
	Krosaki Harima Corp.	30,100	1,905,936
#	Kumiai Chemical Industry Co. Ltd.	318,287	2,319,904
#	Kunimine Industries Co. Ltd.	40,000	256,583
	Kureha Corp.	98,450	5,846,836
	Kurimoto Ltd.	59,000	1,206,525
	Kuriyama Holdings Corp.	78,000	450,051
	Kyoei Steel Ltd.	135,500	1,718,874
#	Kyowa Leather Cloth Co. Ltd.	72,700	316,605
	Lintec Corp.	258,000	4,264,549
	Maeda Kosen Co. Ltd.	118,600	2,310,522
	Maruichi Steel Tube Ltd.	223,300	5,541,494
	MEC Co. Ltd.	95,700	2,174,330
#	Mipox Corp.	14,500	46,569
	Mitani Sekisan Co. Ltd.	66,000	1,989,898
	Mitsubishi Materials Corp.	310,400	4,988,008
	Mitsubishi Paper Mills Ltd.	192,600	743,836
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	579,088
	Mitsui Mining & Smelting Co. Ltd.	345,600	8,974,059
#	MORESCO Corp.	25,800	210,684
	Moriroku Holdings Co. Ltd.	13,500	213,826
	Mory Industries, Inc.	33,200	951,255
#	Nakayama Steel Works Ltd.	139,800	798,878
#	Nasu Denki Tekko Co. Ltd.	3,000	168,393
	Neturen Co. Ltd.	209,200	1,391,076
# *	New Japan Chemical Co. Ltd.	103,900	140,251
	Nicca Chemical Co. Ltd.	45,700	273,543
#	Nichia Steel Works Ltd.	40,400	81,188
	Nihon Kagaku Sangyo Co. Ltd.	81,300	640,135
	Nihon Nohyaku Co. Ltd.	211,300	902,786
	Nihon Parkerizing Co. Ltd.	520,200	3,775,391
# *	Nihon Yamamura Glass Co. Ltd.	58,200	650,061
	Nippon Carbide Industries Co., Inc.	46,200	516,115
	Nippon Chemical Industrial Co. Ltd.	44,700	565,751
	Nippon Concrete Industries Co. Ltd.	244,917	513,446
	Nippon Denko Co. Ltd.	579,214	1,116,111
#	Nippon Fine Chemical Co. Ltd.	82,800	1,367,531
	Nippon Kayaku Co. Ltd.	597,600	5,133,684
	Nippon Light Metal Holdings Co. Ltd.	351,190	3,851,893
*	Nippon Paper Industries Co. Ltd.	546,900	4,758,642
	Nippon Pillar Packing Co. Ltd.	113,500	2,832,967
	Nippon Shokubai Co. Ltd.	109,100	4,052,195
	Nippon Soda Co. Ltd.	141,400	5,069,579
	Nippon Yakin Kogyo Co. Ltd.	83,949	2,238,933
#	Nitta Gelatin, Inc.	72,500	327,026
	Nittetsu Mining Co. Ltd.	70,600	2,223,012
	Nozawa Corp.	47,500	265,423
	Oat Agrio Co. Ltd.	49,200	612,217

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Okamoto Industries, Inc.	69,600	$2,406,136
	Okura Industrial Co. Ltd.	44,300	801,094
	Osaka Organic Chemical Industry Ltd.	95,843	1,627,069
	Osaka Soda Co. Ltd.	85,499	5,021,405
	Osaka Steel Co. Ltd.	79,300	937,212
#	OSAKA Titanium Technologies Co. Ltd.	142,400	3,040,172
# *	Pacific Metals Co. Ltd.	89,041	728,707
	Pack Corp.	87,200	1,938,263
	Rasa Industries Ltd.	43,000	561,461
	Rengo Co. Ltd.	980,600	6,493,953
	Riken Technos Corp.	231,800	1,322,229
	Sakai Chemical Industry Co. Ltd.	93,300	1,277,364
	Sakata INX Corp.	249,600	2,086,427
	Sanyo Chemical Industries Ltd.	73,900	1,964,687
	Sanyo Special Steel Co. Ltd.	121,760	2,075,128
	Sekisui Kasei Co. Ltd.	142,800	415,462
	Shikoku Kasei Holdings Corp.	224,500	2,535,644
	Shinagawa Refractories Co. Ltd.	173,500	1,683,263
	Shin-Etsu Polymer Co. Ltd.	275,500	2,500,314
	SK Kaken Co. Ltd.	6,500	303,809
	Soken Chemical & Engineering Co. Ltd.	46,700	661,569
	Stella Chemifa Corp.	60,500	1,280,499
	Sumitomo Bakelite Co. Ltd.	171,900	7,649,191
	Sumitomo Osaka Cement Co. Ltd.	206,299	4,802,366
	Sumitomo Seika Chemicals Co. Ltd.	53,600	1,648,467
	T Hasegawa Co. Ltd.	120,700	2,528,714
	T&K Toka Co. Ltd.	123,200	1,175,820
	Taiheiyo Cement Corp.	478,091	8,193,349
	Taisei Lamick Co. Ltd.	36,900	726,506
	Taiyo Holdings Co. Ltd.	221,700	3,615,699
	Takasago International Corp.	82,700	1,765,424
#	Takemoto Yohki Co. Ltd.	35,900	184,100
# *	Tanaka Chemical Corp.	13,400	81,741
#	Taoka Chemical Co. Ltd.	15,100	70,557
	Tayca Corp.	92,400	1,036,368
	Teijin Ltd.	754,588	6,829,833
	Tenma Corp.	111,300	1,868,110
	Toagosei Co. Ltd.	685,100	6,285,469
	Toho Acetylene Co. Ltd.	12,700	134,826
	Toho Chemical Industry Co. Ltd.	47,000	155,604
#	Toho Titanium Co. Ltd.	201,000	2,622,206
	Toho Zinc Co. Ltd.	81,499	864,856
	Tohoku Steel Co. Ltd.	16,300	189,808
	Tokai Carbon Co. Ltd.	943,200	7,238,009
	Tokushu Tokai Paper Co. Ltd.	52,258	1,246,496
	Tokuyama Corp.	371,497	5,632,329
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	184,008
	Tokyo Rope Manufacturing Co. Ltd.	46,000	417,605
	Tokyo Steel Manufacturing Co. Ltd.	520,100	6,011,364
	Tokyo Tekko Co. Ltd.	61,900	1,520,180
	Tomoku Co. Ltd.	70,600	1,097,342
	Topy Industries Ltd.	80,500	1,296,863
#	Toyo Gosei Co. Ltd.	31,100	1,294,070
	Toyo Ink SC Holdings Co. Ltd.	226,000	3,839,278
	Toyobo Co. Ltd.	484,400	3,250,046
	TYK Corp.	113,300	244,421
	UACJ Corp.	194,941	3,968,068
	UBE Corp.	611,100	9,410,201
#	Ultrafabrics Holdings Co. Ltd.	12,900	111,951

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Valqua Ltd.	104,799	$2,585,431
	Vertex Corp.	126,294	1,142,959
	Wavelock Holdings Co. Ltd.	28,300	115,565
#	Wood One Co. Ltd.	8,797	61,983
# *	W-Scope Corp.	162,400	939,733
	Yodogawa Steel Works Ltd.	135,700	3,176,983
	Yotai Refractories Co. Ltd.	115,400	1,101,878
	Yushiro Chemical Industry Co. Ltd.	54,300	529,048

TOTAL MATERIALS			361,570,807

REAL ESTATE — (1.5%)
	AD Works Group Co. Ltd.	47,879	80,884
	Airport Facilities Co. Ltd.	143,970	535,062
#	Anabuki Kosan, Inc.	16,400	212,175
	Aoyama Zaisan Networks Co. Ltd.	95,100	667,483
	Apaman Co. Ltd.	75,900	224,740
	Arealink Co. Ltd.	47,573	864,180
	B-Lot Co. Ltd.	25,800	137,454
	Cosmos Initia Co. Ltd.	46,100	207,773
#	CRE, Inc.	38,300	399,301
	Dear Life Co. Ltd.	152,600	759,818
#	Goldcrest Co. Ltd.	91,970	1,311,522
#	Good Com Asset Co. Ltd.	97,600	563,243
	Grandy House Corp.	95,600	386,273
	Heiwa Real Estate Co. Ltd.	121,500	3,110,255
	Ichigo, Inc.	257,400	563,258
#	Japan Property Management Center Co. Ltd.	79,300	586,812
#	JINUSHI Co. Ltd.	77,900	1,031,960
	JSB Co. Ltd.	50,800	775,035
#	Katitas Co. Ltd.	258,200	3,446,306
	Keihanshin Building Co. Ltd.	197,400	1,811,251
	LA Holdings Co. Ltd.	10,000	308,506
# *	Leopalace21 Corp.	1,048,500	2,255,424
	Loadstar Capital KK	18,300	228,518
	Mirarth Holdings, Inc.	531,000	1,547,861
	Mugen Estate Co. Ltd.	56,900	385,840
	Nisshin Group Holdings Co. Ltd.	205,500	692,214
	Raysum Co. Ltd.	18,948	408,282
	Relo Group, Inc.	418,556	4,149,597
#	SAMTY Co. Ltd.	169,950	2,794,567
	Sankyo Frontier Co. Ltd.	23,700	605,624
	Sansei Landic Co. Ltd.	8,200	54,043
# *	SRE Holdings Corp.	27,300	418,325
#	Star Mica Holdings Co. Ltd.	144,400	579,449
	Starts Corp., Inc.	208,300	3,956,167
	Sun Frontier Fudousan Co. Ltd.	178,800	1,734,899
#	Sunnexta Group, Inc.	11,100	68,628
#	Tenpo Innovation Co. Ltd.	3,100	22,641
# *	TKP Corp.	49,700	676,319
	TOC Co. Ltd.	284,250	1,198,870
	Tokyo Rakutenchi Co. Ltd.	16,000	435,890
#	Tokyo Theatres Co., Inc.	47,099	331,277
	Tosei Corp.	187,900	2,220,354
	Urbanet Corp. Co. Ltd.	92,700	237,597

TOTAL REAL ESTATE			42,985,677

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (1.7%)
	Chugoku Electric Power Co., Inc.	452,000	$2,826,441
	EF-ON, Inc.	72,920	231,216
#	eRex Co. Ltd.	179,300	884,018
	Hiroshima Gas Co. Ltd.	322,200	850,806
	Hokkaido Electric Power Co., Inc.	987,500	4,154,136
	Hokkaido Gas Co. Ltd.	92,600	1,437,251
*	Hokuriku Electric Power Co.	1,015,900	5,039,104
#	Hokuriku Gas Co. Ltd.	10,100	228,392
	K&O Energy Group, Inc.	89,200	1,404,590
#	Kasumigaseki Capital Co. Ltd.	10,400	553,919
	Nippon Gas Co. Ltd.	676,700	10,170,459
	Okinawa Electric Power Co., Inc.	260,816	1,904,458
*	RENOVA, Inc.	214,500	1,543,060
	Saibu Gas Holdings Co. Ltd.	154,300	1,957,393
	Shikoku Electric Power Co., Inc.	776,800	5,303,963
	Shizuoka Gas Co. Ltd.	315,000	2,140,251
#	Toell Co. Ltd.	57,500	255,693
	Toho Gas Co. Ltd.	215,700	3,714,635
	West Holdings Corp.	131,303	2,897,285

TOTAL UTILITIES			47,497,070

TOTAL COMMON STOCKS Cost ($ 2,743,166,586)			2,793,511,299

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	2,508,802	29,019,314

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,772,186,608)			$2,822,530,613

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$57,215,453	—	$57,215,453
Consumer Discretionary	$1,476,840	408,904,169	—	410,381,009
Consumer Staples	—	237,432,840	—	237,432,840
Energy	—	22,112,461	—	22,112,461
Financials	—	281,674,062	—	281,674,062
Health Care	—	142,086,505	—	142,086,505
Industrials	—	805,235,275	—	805,235,275
Information Technology	—	385,320,140	—	385,320,140
Materials	—	361,570,807	—	361,570,807
Real Estate	—	42,985,677	—	42,985,677
Utilities	—	47,497,070	—	47,497,070
Securities Lending Collateral	—	29,019,314	—	29,019,314

TOTAL	$1,476,840	$2,821,053,773	—	$2,822,530,613

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (99.0%)
AUSTRALIA — (64.1%)
#	29Metals Ltd.	484,687	$190,960
*	3P Learning Ltd.	93,233	58,283
# *	4DMedical Ltd.	44,717	13,238
	A2B Australia Ltd.	511,111	496,928
	Accent Group Ltd.	2,637,289	3,149,976
* ††	ACN 603323182 Ltd.	1,687	0
#	Acrow Formwork & Construction Services Ltd.	418,199	231,954
#	Adairs Ltd.	913,638	724,262
*	Adbri Ltd.	2,282,227	2,867,136
*	Aeris Resources Ltd.	37,920	3,496
*	Ainsworth Game Technology Ltd.	557,129	368,249
# *	Alcidion Group Ltd.	643,486	39,595
*	Alkane Resources Ltd.	2,950,944	1,101,192
*	Alliance Aviation Services Ltd.	423,816	809,588
# *	Alligator Energy Ltd.	8,107,416	258,746
# *	Altech Batteries Ltd.	174,277	7,649
	Altium Ltd.	111,799	2,819,965
*	Alumina Ltd.	9,038,565	4,491,586
# *	AMA Group Ltd.	10,669,904	421,038
	AMP Ltd.	16,394,773	10,923,695
	Ansell Ltd.	667,276	9,015,436
*	Antipa Minerals Ltd.	3,268,084	28,779
	APM Human Services International Ltd.	80,377	106,850
# *	Appen Ltd.	1,035,304	595,546
# *	Arafura Rare Earths Ltd.	11,969,016	1,415,022
#	ARB Corp. Ltd.	516,706	9,641,932
# *	Archer Materials Ltd.	514,440	144,029
*	Ardea Resources Ltd.	232,320	77,409
# *	Ardent Leisure Group Ltd.	2,433,333	694,914
# *	Argosy Minerals Ltd.	2,371,384	242,123
#	ARN Media Ltd.	2,190,777	1,098,552
# *	Aroa Biosurgery Ltd.	265,147	130,380
	AUB Group Ltd.	653,490	11,222,709
# *	Audinate Group Ltd.	227,366	1,813,716
# *	Aura Energy Ltd.	259,286	48,659
# *	Aurelia Metals Ltd.	12,157,917	729,729
*	Aussie Broadband Ltd.	813,036	2,025,513
	Austal Ltd.	1,992,093	2,151,090
#	Austin Engineering Ltd.	845,694	139,772
*	Australian Agricultural Co. Ltd.	2,122,247	1,677,704
#	Australian Clinical Labs Ltd.	806,330	1,379,201
	Australian Ethical Investment Ltd.	384,890	952,568
#	Australian Finance Group Ltd.	1,734,974	1,421,303
# *	Australian Strategic Materials Ltd.	508,382	456,402
# *	Australian Vanadium Ltd.	16,823,179	278,608
#	Australian Vintage Ltd.	2,444,948	614,518
	Auswide Bank Ltd.	192,735	629,607
#	AVJennings Ltd.	7,433,443	1,134,639
# * ††	AVZ Minerals Ltd.	263,719	27,651
# *	Azure Minerals Ltd.	24,167	53,766
#	Baby Bunting Group Ltd.	807,525	873,981
#	Bank of Queensland Ltd.	3,124,152	10,152,388
# *	Bannerman Energy Ltd.	95,393	155,608
	Bapcor Ltd.	2,047,713	6,970,109
	Base Resources Ltd.	2,267,930	194,363
*	BCI Minerals Ltd.	2,716,101	483,269
	Beach Energy Ltd.	8,618,391	8,488,701

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Beacon Lighting Group Ltd.	478,014	$559,160
	Beacon Minerals Ltd.	2,446,902	41,633
	Bega Cheese Ltd.	1,637,591	2,901,570
#	Bell Financial Group Ltd.	734,391	456,255
*	Bellevue Gold Ltd.	8,798,707	8,001,775
	Bendigo & Adelaide Bank Ltd.	20,951	116,077
*	Berkeley Energia Ltd.	37,692	7,972
# *	Betmakers Technology Group Ltd.	2,293,199	115,658
# *	Bigtincan Holdings Ltd.	1,377,352	241,375
*	Black Cat Syndicate Ltd.	80,356	10,954
# *	Black Rock Mining Ltd.	2,703,893	197,232
*	Boral Ltd.	1,705,081	4,888,093
*	Boss Energy Ltd.	2,371,994	6,536,645
*	Botanix Pharmaceuticals Ltd.	220,516	19,651
#	Bravura Solutions Ltd.	2,892,526	1,269,755
#	Breville Group Ltd.	613,229	8,311,031
#	Brickworks Ltd.	380,798	5,935,109
# *	Bubs Australia Ltd.	968,640	101,587
# * ††	BWX Ltd.	744,883	35,439
*	Byron Energy Ltd.	275,427	13,992
# *	Calidus Resources Ltd.	1,056,671	129,936
	Calima Energy Ltd.	1,950,890	108,935
#	Capitol Health Ltd.	5,647,083	698,620
	Capral Ltd.	66,057	349,450
*	Capricorn Metals Ltd.	2,313,472	6,883,469
# *	Carnarvon Energy Ltd.	9,715,176	924,892
#	Cash Converters International Ltd.	2,674,589	347,635
# *	Catapult Group International Ltd.	510,098	292,551
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	417,943	1,175,137
*	Central Petroleum Ltd.	372,826	10,433
* ††	Centrebet International Ltd.	162,672	0
# *	Cettire Ltd.	14,046	22,943
	Challenger Ltd.	1,648,951	6,148,377
#	Champion Iron Ltd.	1,787,152	8,128,867
# *	City Chic Collective Ltd.	1,254,668	207,280
*	Clean Seas Seafood Ltd.	247,494	68,417
	ClearView Wealth Ltd.	156,351	52,118
#	Clinuvel Pharmaceuticals Ltd.	230,037	2,152,559
	Clover Corp. Ltd.	788,775	446,629
# *	Cobalt Blue Holdings Ltd.	650,479	95,182
	Cobram Estate Olives Ltd.	13,289	10,679
	Codan Ltd.	583,118	2,892,232
#	COG Financial Services Ltd.	11,590	9,561
# *	Cogstate Ltd.	285,806	266,802
	Collins Foods Ltd.	690,510	4,004,175
*	Comet Ridge Ltd.	2,030,633	203,457
*	Cooper Energy Ltd.	17,091,732	1,043,176
# *	Core Lithium Ltd.	2,708,158	622,712
Ω	Coronado Global Resources, Inc., CDI	446,831	491,526
	Corporate Travel Management Ltd.	706,323	7,474,030
	Costa Group Holdings Ltd.	2,778,963	5,481,214
#	Credit Corp. Group Ltd.	438,411	3,382,378
	CSR Ltd.	3,025,097	10,809,247
	Dalrymple Bay Infrastructure Ltd.	62,922	108,270
*	Danakali Ltd.	949,453	172,800
	Data#3 Ltd.	1,144,685	4,934,429
# *	De Grey Mining Ltd.	7,987,954	6,003,761
# *	Deep Yellow Ltd.	1,950,519	1,562,486

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Delta Lithium Ltd.	51,170	$19,114
	Deterra Royalties Ltd.	484,101	1,446,497
#	Dicker Data Ltd.	444,952	2,986,091
	Domain Holdings Australia Ltd.	1,617,881	3,506,981
	Domino’s Pizza Enterprises Ltd.	284,704	9,226,985
	Downer EDI Ltd.	4,102,725	9,867,275
# *	Dreadnought Resources Ltd.	5,829,110	118,792
#	Dropsuite Ltd.	52,173	8,126
	Duratec Ltd.	115,376	85,188
	Eagers Automotive Ltd.	877,469	7,216,825
*	Earlypay Ltd.	440,857	61,902
# *	Ecograf Ltd.	1,581,731	230,310
	Elanor Investor Group	430,686	326,617
	Elders Ltd.	931,171	3,513,773
# *	Electro Optic Systems Holdings Ltd.	80,313	45,546
*	Element 25 Ltd.	32,362	7,741
# *	Elevate Uranium Ltd.	172,343	42,169
# *	Elixir Energy Ltd.	2,250,692	95,966
#	Emeco Holdings Ltd.	1,996,391	728,608
# *	Emerald Resources NL	1,453,057	2,379,982
# *	EML Payments Ltd.	1,935,882	1,399,247
*	Energy Transition Minerals Ltd.	1,881,748	40,803
	Enero Group Ltd.	285,776	275,236
# *	EnviroSuite Ltd.	1,131,191	42,449
	EQT Holdings Ltd.	181,246	2,880,678
	Estia Health Ltd.	1,674,576	3,246,595
	Eureka Group Holdings Ltd.	37,142	10,481
# *	European Lithium Ltd.	3,882,196	160,623
	Euroz Hartleys Group Ltd.	329,402	176,931
	EVT Ltd.	647,336	4,292,281
*	Experience Co. Ltd.	102,579	13,984
	Fenix Resources Ltd.	819,300	120,093
*	Finbar Group Ltd.	337,695	139,524
# * ††	Firefinch Ltd.	1,569,275	37,330
*	FleetPartners Group Ltd.	2,053,330	3,243,365
	Fleetwood Ltd.	570,779	601,346
#	Flight Centre Travel Group Ltd.	991,677	11,788,395
# *	Frontier Digital Ventures Ltd.	1,085,135	272,494
	G8 Education Ltd.	4,502,786	2,721,091
# *	Galan Lithium Ltd.	1,727,819	694,102
# *	Genesis Minerals Ltd.	480,584	441,824
# *	Genetic Signatures Ltd.	171,373	54,313
# *	Genex Power Ltd.	1,098,842	111,510
	Gold Road Resources Ltd.	8,223,152	9,774,805
	GR Engineering Services Ltd.	314,754	421,312
	GrainCorp Ltd., Class A	1,378,921	6,094,342
	Grange Resources Ltd.	3,442,251	910,673
	GTN Ltd.	15,394	3,270
	GUD Holdings Ltd.	1,021,707	6,947,914
	GWA Group Ltd.	1,322,024	1,440,340
	Hansen Technologies Ltd.	1,184,216	3,910,525
#	Harvey Norman Holdings Ltd.	3,154,895	7,374,464
# *	Hastings Technology Metals Ltd.	50,199	25,394
	Healius Ltd.	3,351,677	3,862,598
	Healthia Ltd.	131,677	147,958
	Helia Group Ltd.	2,450,305	5,635,075
*	Helios Energy Ltd.	817,342	33,315
#	Helloworld Travel Ltd.	51,370	76,928
# *	Highfield Resources Ltd.	535,052	115,530

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Hillgrove Resources Ltd.	862,845	$32,327
	Horizon Oil Ltd.	2,497,765	246,898
*	Hot Chili Ltd.	169,686	115,275
	HUB24 Ltd.	477,073	9,211,187
#	Humm Group Ltd.	2,572,069	670,881
	Iluka Resources Ltd.	1,561,869	7,212,329
*	Image Resources NL	946,902	39,183
	Imdex Ltd.	3,204,625	3,361,356
# *	Immutep Ltd.	3,059,682	611,963
# *	Immutep Ltd., Sponsored ADR	7,245	13,693
*	ImpediMed Ltd.	417,437	30,419
# *	Imugene Ltd.	4,371,449	120,205
#	Infomedia Ltd.	3,041,237	2,766,969
	Inghams Group Ltd.	2,665,743	6,243,534
#	Insignia Financial Ltd.	3,456,544	4,546,054
	Integral Diagnostics Ltd.	1,300,867	2,203,389
*	Integrated Research Ltd.	461,651	92,407
# *	Investigator Resources Ltd.	686,170	18,892
	InvoCare Ltd.	908,018	7,307,553
# *	ioneer Ltd.	9,221,486	825,830
*	Ionic Rare Earths Ltd.	501,281	6,707
	IPD Group Ltd.	72,939	173,559
	IPH Ltd.	1,569,172	6,819,157
#	IRESS Ltd.	1,096,122	3,495,236
	IVE Group Ltd.	749,277	881,556
	JB Hi-Fi Ltd.	198,235	5,698,252
#	Johns Lyng Group Ltd.	1,261,685	4,911,768
	Jumbo Interactive Ltd.	208,843	1,841,895
#	Jupiter Mines Ltd.	5,869,315	708,056
*	Karoon Energy Ltd.	4,021,732	6,476,220
	Kelly Partners Group Holdings Ltd.	3,572	9,294
	Kelsian Group Ltd.	914,877	3,518,438
# *	Kogan.com Ltd.	454,627	1,268,696
# *	Lark Distilling Co. Ltd.	53,414	49,548
* ††	Lednium Technology Pty. Ltd.	195,019	0
	Lendlease Corp. Ltd.	785,747	3,111,943
*	Leo Lithium Ltd.	726,998	232,891
# *	Lepidico Ltd.	2,895,993	16,626
	Liberty Financial Group Ltd.	4,470	11,060
#	Lifestyle Communities Ltd.	591,766	5,887,029
#	Lindsay Australia Ltd.	284,724	174,810
	Link Administration Holdings Ltd.	2,909,717	2,208,746
*	Li-S Energy Ltd.	3,944	549
	Lovisa Holdings Ltd.	409,311	4,529,549
*	Lucapa Diamond Co. Ltd.	2,137,140	43,724
	Lycopodium Ltd.	74,416	433,258
#	MA Financial Group Ltd.	494,468	1,349,339
#	Maas Group Holdings Ltd.	87,097	189,893
# *	Mach7 Technologies Ltd.	42,643	18,823
	Macmahon Holdings Ltd.	5,977,758	589,158
*	Macquarie Technology Group Ltd.	28,125	1,114,726
#	Mader Group Ltd.	97,209	389,714
	Magellan Financial Group Ltd.	698,995	2,900,747
††	Mallee Resources Ltd.	49,485	5,023
	MaxiPARTS Ltd.	89,535	148,842
#	Mayne Pharma Group Ltd.	431,502	1,006,800
	McMillan Shakespeare Ltd.	580,286	6,184,254
#	McPherson’s Ltd.	653,702	163,326
# *	Medical Developments International Ltd.	167,262	85,016

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Megaport Ltd.	180,639	$1,104,755
*	Melbana Energy Ltd.	530,743	22,340
# *	Mesoblast Ltd.	2,543,526	582,252
# *	Metals X Ltd.	3,110,795	554,317
	Metcash Ltd.	4,615,181	10,807,985
#	Michael Hill International Ltd.	1,522,713	790,423
# *	Micro-X Ltd.	261,656	23,190
*	MMA Offshore Ltd.	1,613,757	1,298,727
	Monadelphous Group Ltd.	604,620	5,416,525
	Monash IVF Group Ltd.	2,250,892	1,860,109
*	Morning Star Gold NL	332,749	0
#	MotorCycle Holdings Ltd.	109,445	138,762
*	Mount Gibson Iron Ltd.	3,530,297	1,113,086
#	Myer Holdings Ltd.	4,392,297	1,399,059
	MyState Ltd.	698,807	1,292,283
*	Nanosonics Ltd.	1,546,047	3,689,762
	Navigator Global Investments Ltd.	1,074,364	803,800
# *	Neometals Ltd.	1,640,466	224,090
	Netwealth Group Ltd.	806,030	6,549,114
	New Hope Corp. Ltd.	3,051,610	11,230,195
*	New World Resources Ltd.	3,583,331	59,453
#	NextEd Group Ltd.	47,565	24,228
	nib holdings Ltd.	2,762,115	12,729,528
#	Nick Scali Ltd.	389,067	2,668,666
#	Nickel Industries Ltd.	9,323,125	4,438,638
	Nine Entertainment Co. Holdings Ltd.	7,806,987	9,199,665
# *	Novonix Ltd.	1,098,177	480,889
	NRW Holdings Ltd.	3,217,572	5,139,430
	Nufarm Ltd.	2,193,327	6,060,610
*	Nuix Ltd.	262,687	234,357
	Objective Corp. Ltd.	106,281	716,668
*	OFX Group Ltd.	1,814,828	1,777,513
#	OM Holdings Ltd.	676,887	199,281
# *	Omni Bridgeway Ltd.	1,852,640	1,789,290
	oOh!media Ltd.	2,618,980	2,172,903
*	Opthea Ltd.	1,065,718	223,068
*	Ora Banda Mining Ltd.	397,091	40,091
# *	OreCorp Ltd.	192,088	55,836
	Orora Ltd.	8,207,195	12,861,724
	Pacific Current Group Ltd.	333,540	1,923,670
#	Pacific Smiles Group Ltd.	272,678	204,409
*	Pact Group Holdings Ltd.	1,240,015	547,515
*	Paladin Energy Ltd.	16,031,454	9,660,647
# *	Panoramic Resources Ltd.	10,367,820	231,491
# *	Pantoro Ltd.	9,770,781	197,372
*	Paradigm Biopharmaceuticals Ltd.	47,760	18,632
#	Paragon Care Ltd.	348,680	39,929
# *	Peak Rare Earths Ltd.	28,342	7,339
	Peet Ltd.	1,364,417	1,021,639
# *	Peninsula Energy Ltd.	3,729,388	284,383
#	PeopleIN Ltd.	496,683	475,176
	Pepper Money Ltd.	217,431	171,411
*	Perenti Ltd.	4,319,024	2,920,425
	Perpetual Ltd.	638,190	7,802,171
	Perseus Mining Ltd.	7,999,202	8,546,820
#	Peter Warren Automotive Holdings Ltd.	341,518	518,397
*	PEXA Group Ltd.	685,069	4,751,599
#	Pinnacle Investment Management Group Ltd.	815,367	4,041,080
	Platinum Asset Management Ltd.	2,649,973	1,895,011

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	PointsBet Holdings Ltd.	616,994	$297,817
*	Poseidon Nickel Ltd.	13,403,271	135,256
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
# *	Praemium Ltd.	2,916,041	1,031,817
# *	Predictive Discovery Ltd.	1,997,557	297,633
	Premier Investments Ltd.	390,431	5,661,362
*	Prescient Therapeutics Ltd.	350,479	12,712
	Probiotec Ltd.	109,937	171,051
	Propel Funeral Partners Ltd.	232,098	658,240
# * ††	Province Resources Ltd.	889,179	8,461
	PSC Insurance Group Ltd.	698,470	1,974,313
	PWR Holdings Ltd.	618,964	3,856,995
	QANTM Intellectual Property Ltd.	112,211	66,398
	Qube Holdings Ltd.	382,135	647,994
#	Ramelius Resources Ltd.	5,705,170	5,925,514
*	ReadyTech Holdings Ltd.	260,516	595,191
*	Red 5 Ltd.	19,115,525	3,853,197
††	Red River Resources Ltd.	480,964	4,180
# *	Redbubble Ltd.	1,256,028	447,984
#	Regal Partners Ltd.	32,643	36,266
#	Regis Healthcare Ltd.	924,208	1,466,024
*	Regis Resources Ltd.	4,180,429	4,525,539
	Reject Shop Ltd.	181,592	598,900
	Reliance Worldwide Corp. Ltd.	4,522,177	10,079,750
#	Resimac Group Ltd.	124,613	71,130
# *	Resolute Mining Ltd.	12,003,363	2,711,068
# *	Retail Food Group Ltd.	13,948,578	425,832
*	Rex Minerals Ltd.	1,272,336	133,214
	Ridley Corp. Ltd.	1,892,845	2,659,657
*	RPMGlobal Holdings Ltd.	1,234,066	1,127,248
* ††	Salmat Ltd.	667,137	0
*	Sandfire Resources Ltd.	3,123,483	11,848,150
*	SciDev Ltd.	144,186	22,092
#	Select Harvests Ltd.	777,107	1,911,501
#	Servcorp Ltd.	348,243	663,205
#	Service Stream Ltd.	3,458,885	1,932,356
*	Seven West Media Ltd.	5,521,209	930,936
	SG Fleet Group Ltd.	455,768	733,464
	Shaver Shop Group Ltd.	677,094	440,466
*	Sheffield Resources Ltd.	249,376	93,452
	Shine Justice Ltd.	59,739	26,532
	Shriro Holdings Ltd.	24,206	12,961
# *	Sierra Rutile Holdings Ltd.	1,232,661	133,493
	Sigma Healthcare Ltd.	6,733,608	2,762,146
*	Silver Lake Resources Ltd.	5,913,260	3,889,468
# *	Silver Mines Ltd.	4,201,505	462,755
	Sims Ltd.	999,254	7,965,428
	SmartGroup Corp. Ltd.	843,443	4,611,288
#	Solvar Ltd.	1,262,432	893,778
	Southern Cross Electrical Engineering Ltd.	872,550	440,255
#	Southern Cross Media Group Ltd.	1,529,344	879,149
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	1,326,048	522,968
# *	St Barbara Ltd.	5,517,003	607,970
*	Stanmore Resources Ltd.	290,100	702,962
*	Star Entertainment Group Ltd.	12,793,618	4,321,898
*	Strandline Resources Ltd.	2,534,832	152,757
# *	Strike Energy Ltd.	5,292,841	1,314,352
# *	Sunland Group Ltd.	644,302	29,836

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Sunstone Metals Ltd.	5,925,496	$67,621
	Super Retail Group Ltd.	1,077,207	9,063,950
# *	Superloop Ltd.	2,512,181	971,780
	Symbio Holdings Ltd.	318,710	554,928
# *	Syrah Resources Ltd.	3,808,820	1,619,801
	Tabcorp Holdings Ltd.	13,480,179	6,651,512
	Technology One Ltd.	742,435	6,885,186
# *	Temple & Webster Group Ltd.	587,618	2,098,447
††	Ten Sixty Four Ltd.	1,044,721	139,171
#	Terracom Ltd.	2,443,852	575,966
	Tribune Resources Ltd.	14,725	29,583
*	Tuas Ltd.	147,115	194,395
# *	Tyro Payments Ltd.	2,114,954	1,163,729
#	Universal Store Holdings Ltd.	19,109	40,730
	Ventia Services Group Pty. Ltd.	1,718,841	3,004,150
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
Ω	Viva Energy Group Ltd.	6,590,681	11,867,968
# *	Viva Leisure Ltd.	84,215	77,779
# *	Volpara Health Technologies Ltd.	225,102	105,140
# *	Vulcan Energy Resources Ltd.	76,760	101,491
*	Wagners Holding Co. Ltd.	137,096	79,726
* ††	Walkabout Resources Ltd.	1,129,282	86,205
# *	Webjet Ltd.	2,302,818	8,948,714
*	West African Resources Ltd.	5,897,576	2,740,237
*	Westgold Resources Ltd.	2,847,042	3,726,480
# *	Widgie Nickel Ltd.	265,653	31,265
* ††	Wiluna Mining Corp. Ltd.	248,265	5,984
	XRF Scientific Ltd.	50,780	31,772
# *	Zip Co. Ltd.	2,318,238	424,077

TOTAL AUSTRALIA			771,605,484

CAYMAN ISLANDS — (0.0%)
	Chi Kan Holdings Ltd.	56,000	23,977

CHINA — (0.1%)
*	AustAsia Group Ltd.	180,602	37,793
*	Fountain SET Holdings Ltd.	2,152,000	110,090
*	Neo-Neon Holdings Ltd.	2,061,500	110,027
	PAX Global Technology Ltd.	33,000	22,778
	SIIC Environment Holdings Ltd.	3,574,020	508,580

TOTAL CHINA			789,268

HONG KONG — (21.0%)
*	Aceso Life Science Group Ltd.	7,436,400	148,805
	Aeon Credit Service Asia Co. Ltd.	1,074,000	738,881
# *	Aidigong Maternal & Child Health Ltd.	3,680,000	116,748
	Allied Group Ltd.	9,746,000	2,017,456
	Analogue Holdings Ltd.	842,000	142,038
	APAC Resources Ltd.	4,519,815	616,768
# *	Apollo Future Mobility Group Ltd.	11,672,000	40,341
	Asia Financial Holdings Ltd.	1,626,908	659,496
*	Asia Standard International Group Ltd.	10,846,917	613,756
	ASMPT Ltd.	1,562,400	13,232,824
	Associated International Hotels Ltd.	952,000	792,191
	Bank of East Asia Ltd.	3,523,577	4,184,710
	Best Mart 360 Holdings Ltd.	984,000	226,432
*	Blue River Holdings Ltd.	220,000	12,644
*	BOCOM International Holdings Co. Ltd.	2,371,000	98,543

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Bright Smart Securities & Commodities Group Ltd.	1,166,000	$201,426
* ††	Brightoil Petroleum Holdings Ltd.	9,034,000	0
	Build King Holdings Ltd.	630,000	87,725
* ††	Burwill Holdings Ltd.	37,300,960	0
	Cafe de Coral Holdings Ltd.	2,544,000	3,204,129
*	Central Wealth Group Holdings Ltd.	13,664,000	36,732
*	Century City International Holdings Ltd.	7,111,460	236,807
	Chen Hsong Holdings	1,296,000	250,141
	Cheuk Nang Holdings Ltd.	771,714	171,248
	Chevalier International Holdings Ltd.	820,989	612,322
	China Baoli Technologies Holdings Ltd.	11,475	971
*	China Best Group Holding Ltd.	1,574,997	39,968
*	China Energy Development Holdings Ltd.	49,560,000	513,052
	China Motor Bus Co. Ltd.	80,000	615,203
* ††	China Solar	1,669,500	0
# *	China Star Entertainment Ltd.	10,110,000	1,035,443
*	Chinese Estates Holdings Ltd.	2,912,000	566,021
	Chinney Investments Ltd.	1,180,000	159,854
	Chow Sang Sang Holdings International Ltd.	2,104,000	2,418,598
	Chuang’s China Investments Ltd.	8,281,407	148,619
	Chuang’s Consortium International Ltd.	7,519,043	442,199
	CITIC Telecom International Holdings Ltd.	11,402,125	4,347,263
	CK Life Sciences International Holdings, Inc.	17,214,000	1,541,159
*	CMBC Capital Holdings Ltd.	440,999	25,646
# *	C-Mer Eye Care Holdings Ltd.	2,744,000	1,341,030
	CN Logistics International Holdings Ltd.	33,000	25,417
	CNT Group Ltd.	7,979,264	354,221
	Convenience Retail Asia Ltd.	1,026,000	87,840
# ††	Convoy, Inc.	32,922,000	131,684
# *	Cowell e Holdings, Inc.	1,300,000	3,118,834
Ω	Crystal International Group Ltd.	378,500	114,725
# *	CSC Holdings Ltd.	83,051,250	310,257
	CSI Properties Ltd.	47,316,383	634,830
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,380,716	2,217,919
	Dah Sing Financial Holdings Ltd.	1,278,944	2,894,949
	Dickson Concepts International Ltd.	1,591,000	789,535
*	Digital Domain Holdings Ltd.	581,000	14,042
	Dynamic Holdings Ltd.	230,000	265,807
	Eagle Nice International Holdings Ltd.	2,022,000	1,163,686
	EC Healthcare	2,109,097	660,201
* ††	EcoGreen International Group Ltd.	1,994,640	90,820
	Emperor International Holdings Ltd.	10,584,753	582,554
	Emperor Watch & Jewellery Ltd.	25,160,000	550,072
*	ENM Holdings Ltd.	12,820,000	466,068
*	Esprit Holdings Ltd.	10,905,325	461,076
*	Eternity Investment Ltd.	820,000	5,646
	EuroEyes International Eye Clinic Ltd., Class C	331,000	186,233
	Fairwood Holdings Ltd.	792,100	1,086,265
	Far East Consortium International Ltd.	12,607,629	2,594,432
	First Pacific Co. Ltd.	13,068,000	4,947,091
* Ω	FIT Hon Teng Ltd.	3,798,000	509,342
* Ω	Fosun Tourism Group	272,800	234,254
	Four Seas Mercantile Holdings Ltd.	610,000	204,583
* Ω	Frontage Holdings Corp.	2,860,000	711,639
	FSE Lifestyle Services Ltd.	670,000	499,609
	Get Nice Financial Group Ltd.	2,438,600	199,213
	Giordano International Ltd.	7,534,000	2,146,938
	Glorious Sun Enterprises Ltd.	3,932,000	412,616

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Gold Fin Holdings	9,580,000	$0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	204,856
	Golden Resources Development International Ltd.	4,216,500	323,688
* ††	Good Resources Holdings, Ltd.	6,860,000	0
*	GR Life Style Company Ltd.	2,224,000	136,007
	Great Eagle Holdings Ltd.	1,207,472	1,967,794
*	Greentech Technology International Ltd.	2,594,000	148,996
	G-Resources Group Ltd.	2,582,810	600,260
	Guoco Group Ltd.	2,000	15,023
	Guotai Junan International Holdings Ltd.	17,445,797	1,383,360
# *	Haitong International Securities Group Ltd.	12,514,640	2,258,161
	Hang Lung Group Ltd.	3,254,000	4,334,114
	Hanison Construction Holdings Ltd.	2,713,649	293,247
	Hao Tian International Construction Investment Group Ltd.	808,000	100,522
*	Harbour Centre Development Ltd.	936,500	854,675
	HK Electric Investments & HK Electric Investments Ltd.	883,500	490,108
	HKBN Ltd.	4,321,500	1,497,056
	HKR International Ltd.	7,039,769	1,457,158
	Hon Kwok Land Investment Co. Ltd.	388,800	83,831
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	141,449
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	586,933
*	Hong Kong Technology Venture Co. Ltd.	2,193,000	785,364
*	Hongkong & Shanghai Hotels Ltd.	3,607,989	2,780,203
	Hongkong Chinese Ltd.	5,038,000	225,615
Ω	Honma Golf Ltd.	1,123,000	465,883
* ††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	405,480
	Hutchison Telecommunications Hong Kong Holdings Ltd.	9,994,000	1,342,570
	Hysan Development Co. Ltd.	3,167,000	5,829,675
*	IGG, Inc.	5,126,000	1,803,200
*	Imagi International Holdings Ltd.	28,984	7,753
Ω	Impro Precision Industries Ltd.	386,000	104,039
	International Housewares Retail Co. Ltd.	1,970,000	538,877
*	IPE Group Ltd.	3,145,000	181,138
*	IRC Ltd.	26,098,266	300,849
*	ITC Properties Group Ltd.	5,543,292	488,008
	Jacobson Pharma Corp. Ltd.	3,580,000	297,516
	JBM Healthcare Ltd.	911,110	137,334
	Johnson Electric Holdings Ltd.	2,030,054	2,518,289
	K Wah International Holdings Ltd.	1,912,000	513,397
*	Kader Holdings Co. Ltd.	14,000	740
	Karrie International Holdings Ltd.	2,932,000	210,106
	Keck Seng Investments Hong Kong Ltd.	856,600	213,807
	Kerry Logistics Network Ltd.	3,741,500	3,173,326
	Kerry Properties Ltd.	3,037,000	5,110,623
	Kingmaker Footwear Holdings Ltd.	1,878,955	225,951
	Kowloon Development Co. Ltd.	3,000,000	2,643,563
	KRP Development Holdings Ltd.	733,000	87,445
*	KuangChi Science Ltd.	3,714,000	64,070
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,280
*	Lai Sun Development Co. Ltd.	2,556,894	301,407
*	Lai Sun Garment International Ltd.	1,497,442	196,329
	Lam Soon Hong Kong Ltd.	326,310	339,374
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	351,401
	Lippo China Resources Ltd.	856,200	96,370
*	Lippo Ltd.	1,161,700	167,723
	Liu Chong Hing Investment Ltd.	1,531,200	1,061,592
	L’Occitane International SA	1,675,750	4,307,061
	Luk Fook Holdings International Ltd.	3,378,000	8,380,129

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Lung Kee Bermuda Holdings	1,491,875	$291,790
*	Magnificent Hotel Investment Ltd.	13,170,000	150,123
	Man Wah Holdings Ltd.	6,096,400	3,786,288
*	Mason Group Holdings Ltd.	111,713,399	471,109
* ††	Master Glory GP	972,981	0
	Matrix Holdings Ltd.	1,067,414	261,876
#	MECOM Power & Construction Ltd.	9,701,999	526,893
	Melbourne Enterprises Ltd.	39,500	644,070
* ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	218,995
	Miramar Hotel & Investment	1,170,000	1,481,018
	Modern Dental Group Ltd.	2,158,000	931,169
*	Mongolian Mining Corp.	1,104,000	452,788
*	NagaCorp Ltd.	5,391,359	2,315,884
	Nameson Holdings Ltd.	7,692,000	432,713
	Nanyang Holdings Ltd.	133,500	409,258
	National Electronics Holdings	2,668,600	261,011
* ††	National United Resources Holdings Ltd.	1,828,000	21,126
*	NEW Concepts Holdings Ltd.	884,000	79,339
*	New Times Energy Corp. Ltd.	994,000	10,446
#	New World Development Co. Ltd.	1,654,000	3,035,617
* ††	NewOcean Energy Holdings Ltd.	7,246,000	6,482
#	Nissin Foods Co. Ltd.	1,561,000	1,191,991
	NWS Holdings Ltd.	6,279,000	7,429,555
	Oriental Watch Holdings	2,759,611	1,330,440
# *	Oshidori International Holdings Ltd.	20,024,400	562,684
* ††	Pacific Andes International Holdings Ltd.	19,435,067	0
	Pacific Basin Shipping Ltd.	28,378,000	8,211,841
*	Pacific Century Premium Developments Ltd.	457,240	15,483
	Pacific Textiles Holdings Ltd.	4,943,000	941,927
*	Paliburg Holdings Ltd.	3,180,830	378,999
*	Paradise Entertainment Ltd.	456,000	58,341
	PC Partner Group Ltd.	1,108,000	443,863
	PCCW Ltd.	18,348,545	8,980,462
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	178,469
	Perfect Medical Health Management Ltd.	2,611,000	1,226,455
	Pico Far East Holdings Ltd.	5,010,000	878,548
	Playmates Holdings Ltd.	7,082,000	525,332
	Plover Bay Technologies Ltd.	2,224,000	634,972
	Pokfulam Development Co. Ltd.	62,000	48,334
*	PT International Development Co. Ltd.	12,343,725	97,728
	Public Financial Holdings Ltd.	2,848,000	645,012
* ††	Pyxis Group Ltd.	1,936,000	0
# *	Realord Group Holdings Ltd.	290,000	213,863
*	Regal Hotels International Holdings Ltd.	2,897,800	1,000,717
# Ω	Regina Miracle International Holdings Ltd.	1,983,000	591,126
*	Sa Sa International Holdings Ltd.	406,000	53,004
	Safety Godown Co. Ltd.	1,200,000	309,052
* Ω	Samsonite International SA	3,780,000	11,707,104
	SAS Dragon Holdings Ltd.	2,168,000	946,783
#	SEA Holdings Ltd.	1,657,523	397,133
*	Shangri-La Asia Ltd.	4,470,000	2,851,757
*	Shun Ho Property Investments Ltd.	1,172,757	139,286
*	Shun Tak Holdings Ltd.	8,549,419	1,115,131
	Singamas Container Holdings Ltd.	8,400,000	580,641
	SITC International Holdings Co. Ltd.	1,993,000	3,070,026
# *	SJM Holdings Ltd.	12,624,750	4,381,839
	SmarTone Telecommunications Holdings Ltd.	1,769,981	923,237

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
# *	Solomon Systech International Ltd.	8,926,000	$365,482
	Soundwill Holdings Ltd.	600,500	440,300
*	South China Holdings Co. Ltd.	17,774,503	104,795
	Stella International Holdings Ltd.	2,686,000	3,033,224
	Sun Hung Kai & Co. Ltd.	4,836,429	1,614,225
*	Suncorp Technologies Ltd.	210,000	6,183
	SUNeVision Holdings Ltd.	2,891,000	1,075,324
	TAI Cheung Holdings Ltd.	2,329,000	951,671
	Tai Hing Group Holdings Ltd.	221,000	24,287
	Tai Sang Land Development Ltd.	798,910	299,172
#	Tan Chong International Ltd.	1,176,000	243,035
	Tao Heung Holdings Ltd.	1,396,000	139,301
# *	Television Broadcasts Ltd.	1,566,000	723,439
	Texhong International Group Ltd.	385,000	209,906
	Texwinca Holdings Ltd.	4,160,000	553,006
*	Theme International Holdings Ltd.	6,910,000	512,655
	Tian Teck Land Ltd.	1,024,000	338,871
*	TOM Group Ltd.	416,000	35,736
*	Tongda Group Holdings Ltd.	640,000	8,927
	Town Health International Medical Group Ltd.	6,486,115	265,472
	Tradelink Electronic Commerce Ltd.	6,126,000	689,827
	Transport International Holdings Ltd.	1,662,531	2,041,951
	United Laboratories International Holdings Ltd.	5,350,000	5,461,189
*	Universal Technologies Holdings Ltd.	1,730,000	41,012
††	Untrade.Genting Hk	5,824,000	57,903
* ††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	49,402
	Value Partners Group Ltd.	4,982,000	1,721,961
	Vedan International Holdings Ltd.	3,576,000	200,429
	Vesync Co. Ltd.	18,000	11,315
	Vitasoy International Holdings Ltd.	3,579,000	4,415,331
* Ω	VPower Group International Holdings Ltd., Class H	2,510,397	138,686
	VSTECS Holdings Ltd.	5,087,600	2,572,542
	VTech Holdings Ltd.	1,112,100	6,471,112
*	Wai Kee Holdings Ltd.	5,024,738	820,044
	Wang On Group Ltd.	41,740,000	217,921
# *	Wealthink AI-Innovation Capital Ltd.	7,296,000	113,715
	Wing On Co. International Ltd.	759,000	1,169,239
	Wing Tai Properties Ltd.	2,187,331	807,792
*	YT Realty Group Ltd.	1,968,124	93,223
	YTO International Express & Supply Chain Technology Ltd.	810,000	133,905
	Yue Yuen Industrial Holdings Ltd.	3,143,000	3,674,740
*	Yunfeng Financial Group Ltd.	612,000	71,174
*	Zensun Enterprises Ltd.	1,154,000	24,654
*	Zhaobangji Lifestyle Holdings Ltd.	2,104,000	61,383

TOTAL HONG KONG			252,706,903

NEW ZEALAND — (3.2%)
	AFT Pharmaceuticals Ltd.	34,226	66,752
	Air New Zealand Ltd.	6,123,616	2,389,933
	Arvida Group Ltd.	1,271,718	838,989
#	Briscoe Group Ltd.	34,115	89,236
	Channel Infrastructure NZ Ltd.	929,815	775,210
#	Chorus Ltd.	1,335,499	5,586,108
#	Colonial Motor Co. Ltd.	115,937	598,024
	Comvita Ltd.	50,282	89,380
	Delegat Group Ltd.	6,400	30,387
# *	Eroad Ltd.	39,322	14,919
#	Freightways Group Ltd.	857,962	3,725,934

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Genesis Energy Ltd.	13,727	$18,480
# *	Gentrack Group Ltd.	71,302	203,475
	Hallenstein Glasson Holdings Ltd.	307,057	1,029,849
	Heartland Group Holdings Ltd.	2,629,410	2,346,112
#	Investore Property Ltd.	714,035	474,277
	KMD Brands Ltd.	2,463,781	1,191,778
#	Manawa Energy Ltd.	237,979	591,941
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	372,438
#	Napier Port Holdings Ltd.	46,155	60,072
	NZME Ltd.	945,851	474,432
#	NZX Ltd.	1,660,742	968,269
	Oceania Healthcare Ltd.	1,714,162	679,969
# *	Pacific Edge Ltd.	1,413,438	82,330
#	PGG Wrightson Ltd.	124,704	232,023
	Rakon Ltd.	187,210	76,486
#	Restaurant Brands New Zealand Ltd.	145,379	318,600
* ††	RPNZ Ltd.	274,180	0
#	Sanford Ltd.	352,347	772,808
	Scales Corp. Ltd.	436,710	725,481
	Scott Technology Ltd.	53,845	115,030
*	Serko Ltd.	125,518	307,416
#	Skellerup Holdings Ltd.	783,212	2,063,027
	SKY Network Television Ltd.	419,328	703,925
	SKYCITY Entertainment Group Ltd.	3,449,340	3,759,761
	Steel & Tube Holdings Ltd.	575,667	365,872
	Summerset Group Holdings Ltd.	689,889	3,917,883
*	Synlait Milk Ltd.	346,641	269,198
#	Tourism Holdings Ltd.	566,167	1,070,844
	TOWER Ltd.	1,895,126	706,131
#	Turners Automotive Group Ltd.	114,260	273,425
# *	Vista Group International Ltd.	536,214	407,043
	Warehouse Group Ltd.	396,236	396,819

TOTAL NEW ZEALAND			39,180,066

SINGAPORE — (10.6%)
* ††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	787,400	1,990,419
#	Amara Holdings Ltd.	916,000	294,436
# *	Avarga Ltd.	2,626,500	337,339
	Aztech Global Ltd.	525,200	345,103
*	Banyan Tree Holdings Ltd.	927,000	261,456
* ††	Best World International Ltd.	526,383	649,752
#	Bonvests Holdings Ltd.	950,000	729,655
	Boustead Singapore Ltd.	2,032,082	1,209,467
	BRC Asia Ltd.	26,900	31,636
#	Bukit Sembawang Estates Ltd.	1,176,003	3,108,636
	Bund Center Investment Ltd.	659,825	202,416
#	Capitaland India Trust	4,801,421	3,365,526
	Centurion Corp. Ltd.	1,377,400	387,868
	China Aviation Oil Singapore Corp. Ltd.	2,137,499	1,256,891
	China Sunsine Chemical Holdings Ltd.	3,215,400	937,946
	Chuan Hup Holdings Ltd.	3,341,700	463,952
	Civmec Ltd.	162,700	93,908
	ComfortDelGro Corp. Ltd.	9,516,700	9,191,833
# *	COSCO Shipping International Singapore Co. Ltd.	5,043,900	431,274
*	Creative Technology Ltd.	285,050	300,927
	CSE Global Ltd.	2,661,460	797,867
*	Dasin Retail Trust	296,700	12,183
	Del Monte Pacific Ltd.	2,336,864	276,751

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Delfi Ltd.	1,141,900	$1,027,372
	DFI Retail Group Holdings Ltd.	49,700	106,011
* ††	DMX Technologies Group Ltd.	2,096,000	0
	Dyna-Mac Holdings Ltd.	1,352,800	307,113
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	1,191,395	887,786
	First Resources Ltd.	2,368,700	2,615,340
#	First Sponsor Group Ltd.	484,727	425,500
	Food Empire Holdings Ltd.	1,334,200	1,071,739
	Fraser & Neave Ltd.	328,300	246,887
	Frasers Property Ltd.	13,400	7,438
	Frencken Group Ltd.	1,072,000	816,908
#	Fu Yu Corp. Ltd.	3,673,300	316,033
*	Gallant Venture Ltd.	5,386,600	514,846
	Geo Energy Resources Ltd.	2,262,900	486,445
	Golden Agri-Resources Ltd.	30,691,400	6,055,496
	GP Industries Ltd.	181,509	82,344
	Grand Venture Technology Ltd.	34,200	12,239
	GuocoLand Ltd.	1,654,914	1,824,520
	Haw Par Corp. Ltd.	426,900	2,982,387
	Hiap Hoe Ltd.	498,000	234,696
#	Ho Bee Land Ltd.	1,438,100	1,901,183
	Hong Fok Corp. Ltd.	2,519,194	1,599,839
	Hong Leong Asia Ltd.	1,675,100	765,208
	Hong Leong Finance Ltd.	1,033,800	1,851,869
	Hotel Grand Central Ltd.	1,496,154	872,193
#	Hour Glass Ltd.	1,390,232	1,674,610
#	HRnetgroup Ltd.	343,300	172,873
	Hutchison Port Holdings Trust	22,500,600	3,534,259
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	710,200	3,428,257
	Indofood Agri Resources Ltd.	2,701,700	597,075
	InnoTek Ltd.	336,600	93,603
	ISDN Holdings Ltd.	555,296	131,852
#	Japfa Ltd.	2,442,110	330,384
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,631,587	6,302,268
#	KSH Holdings Ltd.	1,278,300	279,841
	Low Keng Huat Singapore Ltd.	949,800	257,823
#	Mandarin Oriental International Ltd.	1,452,700	2,178,536
*	Marco Polo Marine Ltd.	7,193,300	268,119
	Metro Holdings Ltd.	2,946,592	1,140,452
	Mewah International, Inc.	89,000	18,306
	Micro-Mechanics Holdings Ltd.	131,000	172,535
# * ††	Midas Holdings Ltd.	8,576,553	0
# *	mm2 Asia Ltd.	5,969,400	130,715
#	Nanofilm Technologies International Ltd.	934,000	635,903
	Netlink NBN Trust	3,200,800	1,940,826
	NSL Ltd.	409,900	214,378
# *	Oceanus Group Ltd.	4,959,300	36,196
#	OUE Ltd.	1,933,600	1,455,706
#	Oxley Holdings Ltd.	6,837,741	500,469
	Pacific Century Regional Developments Ltd.	179,000	36,635
	Pan-United Corp. Ltd.	1,866,350	503,449
	Propnex Ltd.	877,500	516,294
	PSC Corp. Ltd.	1,339,819	312,435
#	Q&M Dental Group Singapore Ltd.	1,136,160	186,989
	QAF Ltd.	1,422,180	846,769

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Raffles Education Ltd.	2,803,923	$108,526
	Raffles Medical Group Ltd.	5,953,032	5,179,849
	Riverstone Holdings Ltd.	671,300	289,551
	Samudera Shipping Line Ltd.	83,000	37,317
*	SATS Ltd.	3,176,867	5,714,940
#	SBS Transit Ltd.	741,200	1,343,629
	Sheng Siong Group Ltd.	3,683,200	4,170,047
	SHS Holdings Ltd.	1,657,000	156,324
	SIA Engineering Co. Ltd.	1,687,800	2,824,652
	Silverlake Axis Ltd.	973,300	192,009
	Sinarmas Land Ltd.	7,118,700	896,400
	Sing Holdings Ltd.	1,470,400	354,911
	Sing Investments & Finance Ltd.	526,012	376,972
	Singapore Land Group Ltd.	140,969	203,786
	Singapore Post Ltd.	6,333,300	2,080,083
#	Singapore Shipping Corp. Ltd.	1,642,504	285,446
	Stamford Land Corp. Ltd.	5,219,418	1,409,733
	StarHub Ltd.	4,199,600	3,161,909
	Straco Corp. Ltd.	130,000	39,969
	Straits Trading Co. Ltd.	468,700	657,545
# * ††	Swiber Holdings Ltd.	2,894,600	0
* ††	Swiber Holdings Ltd.	2,895,250	0
	Thomson Medical Group Ltd.	3,883,000	153,542
	Tiong Woon Corp. Holding Ltd.	26,600	9,704
#	Tuan Sing Holdings Ltd.	4,314,132	850,739
	UMS Holdings Ltd.	2,640,868	2,414,928
	United Overseas Insurance Ltd.	168,150	735,413
	UOB-Kay Hian Holdings Ltd.	2,689,873	2,576,932
	Valuetronics Holdings Ltd.	2,605,350	960,049
	Venture Corp. Ltd.	586,700	5,009,433
#	Vicom Ltd.	557,500	525,538
	Wee Hur Holdings Ltd.	2,614,200	335,150
	Wing Tai Holdings Ltd.	2,992,567	2,951,423
#	Yeo Hiap Seng Ltd.	228,759	103,952

TOTAL SINGAPORE			127,696,591

TOTAL COMMON STOCKS			1,192,002,289

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	AVJennings Ltd. Rights 11/01/2023	2,025,461	0
*	European Lithium Ltd. Warrants 03/31/2025	323,975	1,336
*	Highfield Resources Ltd. Warrants 06/19/2024	11,353	0
# *	PointsBet Holdings Ltd. Warrants 07/08/2024	6,189	0

TOTAL AUSTRALIA			1,336

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	4,459,201	0

TOTAL RIGHTS/WARRANTS			1,336

TOTAL INVESTMENT SECURITIES (Cost $1,516,440,464)			1,192,003,625

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	1,022,740	$11,830,034

TOTAL INVESTMENTS — (100.0%) (Cost $1,528,270,413)			$1,203,833,659

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$13,693	$771,242,347	$349,444	$771,605,484
Cayman Islands	—	23,977	—	23,977
China	—	789,268	—	789,268
Hong Kong	—	252,398,888	308,015	252,706,903
New Zealand	—	39,180,066	—	39,180,066
Singapore	—	127,046,839	649,752	127,696,591
Rights/Warrants
Australia	—	1,336	—	1,336
Securities Lending Collateral	—	11,830,034	—	11,830,034

TOTAL	$13,693	$1,202,512,755	$1,307,211^	$1,203,833,659

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (4.0%)
	4imprint Group PLC	165,738	$10,143,389
*	Ascential PLC	1,864,943	5,941,521
	Bloomsbury Publishing PLC	346,700	1,679,045
	Centaur Media PLC	254,249	118,951
# *	Frontier Developments PLC	55,575	162,929
	Future PLC	221,127	2,387,619
	Gamma Communications PLC	229,044	2,918,322
*	Helios Towers PLC	2,184,920	1,611,595
	ITV PLC	14,659,552	11,414,423
	Moneysupermarket.com Group PLC	3,209,924	10,129,507
	Next 15 Group PLC	171,356	1,316,491
	Reach PLC	1,866,123	1,734,310
*	S4 Capital PLC	449,207	347,102
	STV Group PLC	4,918	11,046
*	Tremor International Ltd.	169,671	285,099
*	Tremor International Ltd., ADR	2,906	9,735

TOTAL COMMUNICATION SERVICES			50,211,084

CONSUMER DISCRETIONARY — (19.0%)
*	888 Holdings PLC	592,021	589,707
# *	ASOS PLC	68,338	330,136
* Ω	Aston Martin Lagonda Global Holdings PLC	531,326	1,417,589
*	Auction Technology Group PLC	74,186	505,926
	Bellway PLC	596,527	15,180,838
# *	boohoo Group PLC	2,284,135	874,005
*	Card Factory PLC	1,239,810	1,463,369
	Coats Group PLC	5,996,481	4,927,350
	Crest Nicholson Holdings PLC	1,200,209	2,336,055
	Currys PLC	5,356,669	2,917,361
#* Ω	Deliveroo PLC	1,291,341	2,043,173
	DFS Furniture PLC	1,131,072	1,415,161
	Domino’s Pizza Group PLC	3,097,499	12,924,628
	Dowlais Group PLC	346,686	422,085
	Dr Martens PLC	929,949	1,318,489
	Dunelm Group PLC	690,244	8,186,247
*	Frasers Group PLC	892,504	8,722,423
	Fuller Smith & Turner PLC, Class A	151,287	1,036,782
	Games Workshop Group PLC	177,416	21,331,156
	Greggs PLC	601,854	17,359,651
* Ω	Gym Group PLC	942,085	1,157,099
	Halfords Group PLC	1,166,591	2,850,950
	Headlam Group PLC	486,598	1,071,351
	Henry Boot PLC	546,682	1,148,978
	Hollywood Bowl Group PLC	348,696	1,059,605
* Ω	Hostelworld Group PLC	120,968	158,598
	Inchcape PLC	2,145,919	17,397,976
*	J D Wetherspoon PLC	523,461	4,023,395
* Ω	Just Eat Takeaway.com NV	44,864	545,850
# *	Marston’s PLC	3,266,119	1,154,545
	Me Group International PLC	1,538,043	2,624,408
*	Mitchells & Butlers PLC	1,891,144	4,773,414
	MJ Gleeson PLC	240,572	1,178,724
*	Moonpig Group PLC	85,379	171,331
*	Motorpoint group PLC	51,520	49,589
# *	N Brown Group PLC	897,080	207,135

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
* Ω	On the Beach Group PLC	203,638	$235,644
*	Pendragon PLC	5,317,511	2,080,603
	Persimmon PLC	978,415	12,116,690
	Pets at Home Group PLC	2,876,399	9,834,326
*	Playtech PLC	1,630,058	7,784,061
	PPHE Hotel Group Ltd.	15,424	192,356
*	Rank Group PLC	1,056,418	865,364
	Redrow PLC	1,640,617	9,722,304
*	Restaurant Group PLC	1,520,755	1,256,619
	Smiths News PLC	43,375	25,092
*	SSP Group PLC	3,518,178	7,699,824
# * ††	Studio Retail Group PLC	220,669	0
*	Superdry PLC	159,748	68,159
	Taylor Wimpey PLC	4,856,806	6,559,809
*	THG PLC	1,518,242	1,296,138
Ω	TI Fluid Systems PLC	643,056	967,148
	Topps Tiles PLC	786,772	452,634
	Vertu Motors PLC	1,399,819	1,294,966
	Victorian Plumbing Group PLC	3,642	3,391
	Videndum PLC	218,073	821,250
	Vistry Group PLC	1,581,400	13,630,585
* Ω	Watches of Switzerland Group PLC	714,518	4,362,542
	WH Smith PLC	558,242	7,884,774
	Wickes Group PLC	1,786,372	2,787,511
	Young & Co.’s Brewery PLC, Class A	17,594	221,921

TOTAL CONSUMER DISCRETIONARY			237,038,790

CONSUMER STAPLES — (8.3%)
	AG Barr PLC	742,960	4,440,107
	Anglo-Eastern Plantations PLC	126,037	1,076,234
Ω	Bakkavor Group PLC	748,477	802,313
	Britvic PLC	1,626,728	16,593,568
	C&C Group PLC	1,962,239	3,324,772
	Carr’s Group PLC	349,511	553,478
	Cranswick PLC	366,623	15,588,013
	Fevertree Drinks PLC	355,320	4,342,995
*	Greencore Group PLC	2,583,367	2,830,130
	Hilton Food Group PLC	363,508	2,890,481
	Kitwave Group PLC	10,016	30,471
*	Marks & Spencer Group PLC	9,096,384	24,019,747
*	McBride PLC	895,746	469,673
	MP Evans Group PLC	7,544	68,142
*	Naked Wines PLC	29,665	15,986
	Nichols PLC	2,884	32,580
	Premier Foods PLC	4,712,428	6,706,630
	PZ Cussons PLC	1,515,583	2,467,820
	Tate & Lyle PLC	2,193,476	16,830,969

TOTAL CONSUMER STAPLES			103,084,109

ENERGY — (3.0%)
	Capricorn Energy PLC	1,269,828	2,410,956
	Diversified Energy Co. PLC	3,663,941	2,980,670
#	Energean PLC	519,729	5,381,733
*	EnQuest PLC	9,259,979	1,820,615
	Genel Energy PLC	1,437,818	1,430,003
	Gulf Keystone Petroleum Ltd.	1,219,086	1,796,212
	Harbour Energy PLC	2,257,030	6,976,119
	Hunting PLC	704,915	2,481,714

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	John Wood Group PLC	3,471,348	$6,011,596
*	Pantheon Resources PLC	88,116	29,501
# *	Petrofac Ltd.	980,798	560,993
	Pharos Energy PLC	1,649,824	452,022
# * ††	Savannah Energy PLC	388,799	124,048
	Serica Energy PLC	1,114,079	3,155,638
# *	Tullow Oil PLC	6,021,899	2,436,043

TOTAL ENERGY			38,047,863

FINANCIALS — (20.1%)
	abrdn PLC	3,170,244	6,052,298
	AJ Bell PLC	1,075,920	3,313,327
	Ashmore Group PLC	2,370,283	4,890,269
	Bank of Georgia Group PLC	269,724	10,920,373
	Beazley PLC	3,110,587	19,485,841
Ω	Bridgepoint Group PLC	348,257	770,420
	Brooks Macdonald Group PLC	628	13,643
	Burford Capital Ltd.	974,033	12,043,015
	Chesnara PLC	971,555	2,987,657
	Close Brothers Group PLC	934,202	9,069,257
Ω	CMC Markets PLC	760,940	872,854
*	Direct Line Insurance Group PLC	5,736,832	10,577,314
* Ω	Funding Circle Holdings PLC	104,248	43,167
*	Georgia Capital PLC	32,826	368,003
	H&T Group PLC	2,590	15,387
	Hargreaves Lansdown PLC	977,968	8,422,697
	Hiscox Ltd.	1,481,388	16,914,945
	IG Group Holdings PLC	1,557,868	12,102,444
	Impax Asset Management Group PLC	241,186	1,131,728
	IntegraFin Holdings PLC	710,511	1,891,205
	Intermediate Capital Group PLC	373,635	5,948,638
	International Personal Finance PLC	1,140,271	1,814,838
	IP Group PLC	5,333,136	2,846,937
	Jupiter Fund Management PLC	2,258,180	2,157,175
	Just Group PLC	6,211,702	5,714,285
	Lancashire Holdings Ltd.	1,629,727	11,253,076
	Liontrust Asset Management PLC	166,121	1,133,043
	Man Group PLC	7,541,211	20,162,454
# *	Metro Bank Holdings PLC	164,184	85,748
* Ω	Network International Holdings PLC	232,907	1,102,146
	Ninety One PLC	1,924,432	3,702,222
	OSB Group PLC	2,134,752	7,794,075
	Paragon Banking Group PLC	1,921,607	10,365,204
	PayPoint PLC	349,356	2,266,025
	Plus500 Ltd.	531,015	9,109,342
	Polar Capital Holdings PLC	276,446	1,403,122
Ω	Quilter PLC	7,289,245	7,093,233
	Rathbones Group PLC	354,895	6,473,971
	Record PLC	18,948	15,296
	S&U PLC	30,393	786,792
Ω	Sabre Insurance Group PLC	418,536	747,780
*	Saga PLC	563,917	756,035
	St. James’s Place PLC	118,722	925,531
	TBC Bank Group PLC	133,932	4,377,031
	TP ICAP Group PLC	4,057,831	7,769,730
	Vanquis Banking Group PLC	1,270,872	1,786,522
	Virgin Money U.K. PLC	6,394,358	11,617,099
††	Waterloo Investment Holdings Ltd.	4,000	1,040

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	XPS Pensions Group PLC	24,074	$62,375

TOTAL FINANCIALS			251,156,609

HEALTH CARE — (3.0%)
* ††	4d pharma PLC	42,478	0
	Advanced Medical Solutions Group PLC	494,513	1,164,284
#	Alliance Pharma PLC	2,234,721	1,090,795
	CVS Group PLC	409,334	7,308,300
	EKF Diagnostics Holdings PLC	79,384	25,835
*	Ergomed PLC	63,132	1,028,347
	Hikma Pharmaceuticals PLC	277,193	6,422,430
*	Indivior PLC	766,956	14,704,637
* Ω	Integrated Diagnostics Holdings PLC	1,249,693	478,510
	NIOX Group PLC	202,629	162,536
*	PureTech Health PLC	439,515	814,255
Ω	Spire Healthcare Group PLC	1,873,527	4,862,725
*	Trellus Health PLC	1,632	104

TOTAL HEALTH CARE			38,062,758

INDUSTRIALS — (24.2%)
	Ashtead Technology Holdings PLC	14,059	82,179
	Avon Rubber PLC	170,724	1,773,125
*	Babcock International Group PLC	2,641,605	12,568,828
	Balfour Beatty PLC	3,585,302	13,512,546
	Begbies Traynor Group PLC	60,262	85,375
	Bodycote PLC	1,179,851	8,252,234
#	Braemar PLC	83,994	237,871
*	Capita PLC	8,872,860	1,809,738
*	Ceres Power Holdings PLC	16,384	39,463
	Chemring Group PLC	2,003,389	6,822,236
	Clarkson PLC	211,472	6,804,396
	Costain Group PLC	237,261	146,528
*	De La Rue PLC	416,200	295,439
# *	Dialight PLC	89,929	175,630
	Diploma PLC	428,815	14,867,363
	DiscoverIE Group PLC	569,481	4,279,775
*	easyJet PLC	966,101	4,309,751
*	Esken Ltd.	1,707,178	62,283
	Firstgroup PLC	2,877,636	5,537,724
	Galliford Try Holdings PLC	572,910	1,507,758
	Genuit Group PLC	1,344,851	4,339,054
	Goodwin PLC	246	15,285
	Grafton Group PLC	1,489,341	14,019,677
	Hays PLC	9,150,271	10,722,745
	Howden Joinery Group PLC	1,391,766	10,808,598
	IMI PLC	338,732	6,049,428
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	International Distributions Services PLC	3,240,163	9,959,380
*	James Fisher & Sons PLC	197,224	713,437
	James Halstead PLC	150,235	350,228
	JET2 PLC	813,756	9,944,724
	Johnson Service Group PLC	908,906	1,415,730
	Keller Group PLC	503,791	4,760,454
*	Kier Group PLC	1,841,939	2,258,113
	Learning Technologies Group PLC	227,809	171,301
# Ω	Luceco PLC	278,939	380,010
	Mears Group PLC	776,469	2,430,332
	Mitie Group PLC	7,951,370	9,543,633

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Mobico Group PLC	3,074,618	$2,342,311
	Morgan Advanced Materials PLC	1,921,125	5,263,625
	Morgan Sindall Group PLC	272,074	6,231,001
	Norcros PLC	155,422	269,188
	Pagegroup PLC	1,966,206	9,010,494
	Porvair PLC	18,060	118,625
	QinetiQ Group PLC	3,297,003	13,291,365
	Redde Northgate PLC	1,483,738	6,069,154
	Renew Holdings PLC	83,296	724,077
*	Renewi PLC	472,689	3,376,796
	Ricardo PLC	311,573	1,666,175
	Robert Walters PLC	391,393	1,797,532
	Rotork PLC	4,407,598	15,761,223
	RS Group PLC	765,434	6,316,685
	RWS Holdings PLC	351,916	890,116
	Senior PLC	2,533,474	4,810,337
	Serco Group PLC	5,743,194	9,978,356
	Severfield PLC	1,107,512	831,473
*	SIG PLC	4,334,059	1,437,717
	Smart Metering Systems PLC	562,619	4,379,301
	Speedy Hire PLC	2,636,486	968,671
	SThree PLC	890,359	3,801,037
	TClarke PLC	64,836	95,334
	Travis Perkins PLC	1,117,269	10,066,748
	Trifast PLC	524,611	427,409
	Tyman PLC	1,052,344	3,110,581
	Vesuvius PLC	1,526,317	7,489,485
	Volex PLC	513,479	1,765,611
	Volution Group PLC	815,772	3,598,637
	Vp PLC	153,784	933,917
	Wilmington PLC	334,384	1,328,913
	Wincanton PLC	669,436	2,057,978
	XP Power Ltd.	53,020	708,013

TOTAL INDUSTRIALS			301,970,256

INFORMATION TECHNOLOGY — (6.4%)
*	accesso Technology Group PLC	14,495	97,789
Ω	Alfa Financial Software Holdings PLC	22,791	41,568
*	Alphawave IP Group PLC	37,770	45,020
	Bytes Technology Group PLC	766,285	4,586,772
	Computacenter PLC	501,247	15,677,786
*	Darktrace PLC	453,357	1,934,585
	dotdigital group PLC	448,931	393,493
	FDM Group Holdings PLC	463,022	2,456,472
*	Fund Technologies PLC	36,516	382,027
	GB Group PLC	256,526	745,467
	Gooch & Housego PLC	4,922	29,960
	IDOX PLC	140,149	105,560
	iomart Group PLC	307,631	561,121
# *	IQE PLC	2,591,373	430,146
	Kainos Group PLC	464,500	6,343,185
	Keywords Studios PLC	12,983	206,156
*	Kin & Carta PLC	271,302	354,497
	NCC Group PLC	1,588,590	2,061,658
	Oxford Instruments PLC	347,880	7,632,008
	Renishaw PLC	88,143	3,311,697
*	RM PLC	313,272	197,663
	Softcat PLC	689,548	10,622,540
	Spectris PLC	361,445	13,657,892

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Spirent Communications PLC	3,744,181	$4,436,112
#	Strix Group PLC	236,656	167,087
	Team Internet Group PLC	171,556	258,024
	TT Electronics PLC	1,095,094	2,103,237
*	Xaar PLC	553,856	1,137,624

TOTAL INFORMATION TECHNOLOGY			79,977,146

MATERIALS — (5.7%)
*	Accsys Technologies PLC	9,505	7,368
	Breedon Group PLC	729,837	2,779,468
	Capital Ltd.	59,308	56,620
	Castings PLC	172,368	776,048
	Centamin PLC	8,174,090	8,192,669
	Central Asia Metals PLC	780,942	1,551,320
	DS Smith PLC	2,150,191	7,457,869
	Ecora Resources PLC	1,133,180	1,183,364
*	Elementis PLC	3,515,118	5,060,373
	Essentra PLC	1,588,859	2,870,968
*	Ferrexpo PLC	384	353
Ω	Forterra PLC	1,278,209	2,095,468
*	Gem Diamonds Ltd.	413,552	55,145
	Hill & Smith PLC	550,246	11,030,269
*	Hochschild Mining PLC	1,741,228	1,983,623
Ω	Ibstock PLC	2,251,342	3,351,933
	Johnson Matthey PLC	354,195	6,438,977
	Marshalls PLC	422,761	1,063,374
	Pan African Resources PLC	6,037,485	1,188,313
*	Petra Diamonds Ltd.	17,531	9,543
	RHI Magnesita NV	133,213	4,158,182
*	SolGold PLC	1,728,262	200,791
# *	Synthomer PLC	751,394	1,735,925
	Victrex PLC	485,137	8,127,884
	Zotefoams PLC	106,928	371,764

TOTAL MATERIALS			71,747,611

REAL ESTATE — (2.8%)
	Foxtons Group PLC	1,376,249	628,696
	Grainger PLC	4,251,088	11,765,849
	Harworth Group PLC	30,381	36,577
	Helical PLC	195,992	457,789
*	IWG PLC	3,907,724	6,270,019
	LSL Property Services PLC	474,846	1,363,245
*	Phoenix Spree Deutschland Ltd.	15,813	30,019
	Savills PLC	971,680	9,308,536
	Sirius Real Estate Ltd.	4,220,347	4,100,699
	Watkin Jones PLC	1,032,515	445,325

TOTAL REAL ESTATE			34,406,754

UTILITIES — (2.6%)
	Drax Group PLC	2,467,126	12,675,532
	Pennon Group PLC	1,364,308	12,065,996
	Telecom Plus PLC	426,170	7,989,073

TOTAL UTILITIES			32,730,601

TOTAL COMMON STOCKS Cost ($1,353,648,625)			1,238,433,581

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	1,003,030	$11,602,045

TOTAL INVESTMENTS — (100.0%) (Cost $1,365,250,747)			$1,250,035,626

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$9,735	$50,201,349	—		$50,211,084
Consumer Discretionary	—	237,038,790	—		237,038,790
Consumer Staples	—	103,084,109	—		103,084,109
Energy	—	37,923,815	$124,048		38,047,863
Financials	—	251,155,569	1,040		251,156,609
Health Care	—	38,062,758	—		38,062,758
Industrials	—	301,970,256	—		301,970,256
Information Technology	—	79,977,146	—		79,977,146
Materials	—	71,747,611	—		71,747,611
Real Estate	—	34,406,754	—		34,406,754
Utilities	—	32,730,601	—		32,730,601
Securities Lending Collateral	—	11,602,045	—		11,602,045

TOTAL	$9,735	$1,249,900,803	$125,088	^	$1,250,035,626

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	82,296	$1,310,231
	ANDRITZ AG	438,579	20,187,397
	AT&S Austria Technologie & Systemtechnik AG	182,315	4,577,205
Ω	BAWAG Group AG	434,580	19,356,361
	CA Immobilien Anlagen AG	127,238	4,302,325
	DO & Co. AG	45,371	5,301,242
*	Eurotelesites AG	289,656	974,623
	EVN AG	246,314	6,692,209
*	FACC AG	120,351	734,607
*	Immofinanz AG	43,214	869,947
*	Immofinanz AG	681,827	0
	Josef Manner & Comp AG	870	102,641
*	Kapsch TrafficCom AG	29,728	280,150
# *	Lenzing AG	112,408	4,376,859
	Mayr Melnhof Karton AG	56,879	6,691,732
	Oberbank AG	45,418	3,056,580
	Oesterreichische Post AG	115,391	3,678,437
	Palfinger AG	97,003	2,340,552
	POLYTEC Holding AG	106,063	448,981
	Porr Ag	104,459	1,251,429
*	Raiffeisen Bank International AG	250,707	3,632,180
*	Rosenbauer International AG	20,672	667,141
	Schoeller-Bleckmann Oilfield Equipment AG	60,467	3,055,586
	Semperit AG Holding	55,998	907,560
	Telekom Austria AG	1,158,627	8,090,466
	UBM Development AG	21,002	450,306
	UNIQA Insurance Group AG	912,497	7,367,827
	Vienna Insurance Group AG Wiener Versicherung Gruppe	289,761	7,779,644
	voestalpine AG	615,510	15,369,898
	Wienerberger AG	650,153	15,751,221
	Zumtobel Group AG	155,917	950,784

TOTAL AUSTRIA			150,556,121

BELGIUM — (3.8%)
	Ackermans & van Haaren NV	171,688	25,487,591
	Ageas SA	22,484	863,674
*	AGFA-Gevaert NV	944,244	1,523,488
#	Atenor	22,121	314,920
	Azelis Group NV	49,961	852,104
	Barco NV	464,377	7,130,000
	Bekaert SA	250,767	10,153,658
# * Ω	Biocartis Group NV	357,370	109,659
	bpost SA	396,434	2,149,644
	Cie d’Entreprises CFE	49,898	350,219
	Colruyt Group NV	301,203	12,465,435
	Deceuninck NV	480,813	1,150,823
	Deme Group NV	51,853	4,797,698
	Econocom Group SA	559,585	1,372,943
*	Euronav NV	1,347,567	24,118,848
	EVS Broadcast Equipment SA	69,287	1,952,496
	Fagron	363,843	6,394,197
*	Galapagos NV	216,483	7,202,662
	Gimv NV	127,837	4,943,365
	Greenyard NV	2,890	16,592
#	Immobel SA	23,226	645,737
	Ion Beam Applications	123,212	1,212,394
	Jensen-Group NV	20,961	690,633

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Kinepolis Group NV	92,649	$4,570,009
	Lotus Bakeries NV	2,237	16,572,487
	Melexis NV	123,482	9,090,203
# *	Ontex Group NV	392,559	2,872,328
	Proximus SADP	851,860	7,060,657
#	Recticel SA	272,024	2,447,035
	Roularta Media Group NV	13,567	170,870
	Shurgard Self Storage Ltd.	14,610	546,775
	Sipef NV	38,999	2,163,539
	Tessenderlo Group SA	198,968	5,792,434
	Umicore SA	261,142	6,213,308
	Van de Velde NV	47,376	1,602,056
	VGP NV	38,039	3,096,632
	Viohalco SA	498,361	2,563,145
	What’s Cooking BV	3,904	271,986

TOTAL BELGIUM			180,932,244

DENMARK — (6.4%)
*	ALK-Abello AS	855,243	9,493,555
	Alm Brand AS	6,053,840	8,761,672
# *	Ambu AS, Class B	501,963	4,954,007
# *	Bang & Olufsen AS	599,792	733,564
	BankNordik P	10,800	242,709
# *	Bavarian Nordic AS	448,836	8,555,005
*	Brodrene Hartmann AS	16,148	803,957
#	cBrain AS	18,289	473,164
	Chemometec AS	93,443	3,865,671
	Columbus AS	490,087	423,731
	D/S Norden AS	200,319	11,381,392
	Dfds AS	206,159	5,955,350
#	Djurslands Bank AS	6,232	401,112
	FLSmidth & Co. AS	319,467	11,980,950
#	Fluegger Group AS	4,198	177,939
*	GN Store Nord AS	596,602	9,955,194
#	GronlandsBANKEN AS	1,125	98,128
	H Lundbeck AS	1,473,251	7,700,740
	H Lundbeck AS, Class A	14,791	66,910
# *	H+H International AS, Class B	98,099	1,110,878
*	Harboes Bryggeri AS, Class B	5,094	45,456
	ISS AS	912,942	13,212,537
	Jeudan AS	40,046	1,300,140
*	Jyske Bank AS	437,851	30,857,271
	Lan & Spar Bank	4,895	464,683
	Matas AS	279,854	3,643,718
# * Ω	Netcompany Group AS	170,330	5,329,427
*	Nilfisk Holding AS	116,460	1,872,237
*	NKT AS	354,659	17,831,977
# * Ω	NNIT AS	71,567	822,144
	North Media AS	5,372	43,530
# *	NTG Nordic Transport Group AS, Class A	22,282	884,398
#	Parken Sport & Entertainment AS	11,952	210,050
	Per Aarsleff Holding AS	133,648	5,845,801
	Ringkjoebing Landbobank AS	197,625	26,935,971
	Rockwool AS, Class A	649	143,722
	Rockwool AS, Class B	14,572	3,242,601
	Royal Unibrew AS	312,981	22,640,649
# *	RTX AS	51,335	542,517
Ω	Scandinavian Tobacco Group AS, Class A	452,246	6,715,160
	Schouw & Co. AS	91,984	5,676,568

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Solar AS, Class B	36,817	$2,197,084
	SP Group AS	4,788	135,816
	Spar Nord Bank AS	609,820	9,239,750
	Sparekassen Sjaelland-Fyn AS	1,651	48,468
	Sydbank AS	461,164	20,032,806
*	TCM Group AS	2,578	14,388
#	Tivoli AS	9,878	1,016,803
	Topdanmark AS	363,470	16,292,211
	TORM PLC, Class A	207,430	6,330,379
	UIE PLC	103,360	2,638,818
*	Zealand Pharma AS	263,849	10,959,962

TOTAL DENMARK			304,302,670

FINLAND — (5.1%)
	Aktia Bank OYJ	344,733	3,256,290
#	Alandsbanken Abp, Class B	23,036	775,100
	Alma Media OYJ	135,302	1,250,312
	Apetit OYJ	21,105	273,450
	Aspo OYJ	106,324	663,562
	Atria OYJ	98,413	1,084,905
#	Bittium OYJ	204,447	910,571
	Cargotec OYJ, Class B	267,368	10,553,584
	Caverion OYJ	167,428	1,512,287
	Citycon OYJ	470,817	2,490,371
	Digia OYJ	87,143	461,207
Ω	Enento Group OYJ	6,393	113,773
# *	Finnair OYJ	4,568,940	278,737
	Fiskars OYJ Abp	215,530	3,301,149
	F-Secure OYJ	707,315	1,274,559
	Glaston OYJ Abp	9,217	6,991
#	Gofore OYJ	574	13,305
	Harvia OYJ	69,184	1,704,811
# *	HKScan OYJ, Class A	234,984	186,565
	Huhtamaki OYJ	631,957	21,724,252
	Ilkka OYJ	58,887	183,254
	Kamux Corp.	59,097	319,258
	Kemira OYJ	741,189	12,000,631
	Kesko OYJ, Class B	91,324	1,544,425
	Kojamo OYJ	623,549	5,326,872
	Konecranes OYJ	400,235	13,122,998
#	Lassila & Tikanoja OYJ	196,355	1,946,348
	Marimekko OYJ	49,819	574,912
	Metsa Board OYJ, Class B	1,192,468	9,028,962
	Musti Group OYJ	76,668	1,512,635
#	Nokian Renkaat OYJ	760,671	5,752,622
	Olvi OYJ, Class A	95,777	2,835,278
	Oma Saastopankki OYJ	8,486	186,827
	Oriola OYJ, Class A	6,054	6,832
	Oriola OYJ, Class B	808,151	789,764
	Orion OYJ, Class B	629,985	25,064,275
#	Outokumpu OYJ	2,082,311	8,544,305
*	Pihlajalinna OYJ	80,774	629,755
	Ponsse OYJ	71,199	1,871,282
	Puuilo OYJ	8,632	72,283
*	QT Group OYJ	67,728	3,961,789
	Raisio OYJ, Class V	800,989	1,680,834
	Rapala VMC OYJ	116,693	345,607
	Revenio Group OYJ	130,109	3,027,270
	Sanoma OYJ	509,594	3,945,528

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Taaleri OYJ	8,120	$72,496
#	Talenom OYJ	7,120	38,637
*	Teleste OYJ	52,966	171,071
Ω	Terveystalo OYJ	347,222	2,401,510
	TietoEVRY OYJ	608,364	12,763,195
	Tokmanni Group Corp.	324,373	4,380,201
	Uponor OYJ	366,871	11,115,304
	Vaisala OYJ, Class A	125,217	4,267,109
#	Valmet OYJ	886,762	19,900,132
#	Verkkokauppa.com OYJ	13,945	35,891
#	Viking Line Abp	11,073	223,290
	Wartsila OYJ Abp	2,378,105	28,379,105
# *	WithSecure OYJ	607,336	547,027
#	YIT OYJ	701,775	1,248,765

TOTAL FINLAND			241,654,060

FRANCE — (11.3%)
	ABC arbitrage	129,171	661,218
*	Air France-KLM	213,395	2,413,703
	AKWEL SADIR	62,053	954,500
Ω	ALD SA	212,268	1,427,789
	Alstom SA	223,560	3,027,553
	Altamir	136,094	3,644,117
	Alten SA	152,202	17,979,316
	Arkema SA	104,074	9,752,023
	Assystem SA	61,561	2,460,223
# *	Atos SE	463,767	3,251,836
	Aubay	41,362	1,386,177
#	Axway Software SA	39,509	952,889
*	Bastide le Confort Medical	18,680	412,523
	Beneteau SACA	259,753	3,134,207
*	Bigben Interactive	98,829	292,367
	Boiron SA	33,957	1,416,609
	Bonduelle SCA	99,470	1,053,556
* ††	Bourbon Corp. SA	28,851	0
	Catana Group	47,853	289,271
# *	Cegedim SA	39,170	712,906
*	CGG SA	4,872,542	3,447,673
#	Chargeurs SA	108,477	841,960
	Cie des Alpes	126,103	1,771,626
	Cie Plastic Omnium SE	352,509	3,963,616
# *	Claranova SE	66,462	96,199
#	Clariane SE	461,522	1,744,049
	Coface SA	753,718	9,093,824
	Derichebourg SA	681,103	2,952,416
*	Ekinops SAS	7,393	34,056
	Electricite de Strasbourg SA	21,112	2,111,732
# * Ω	Elior Group SA	729,316	1,383,805
	Elis SA	1,272,724	20,872,644
	Equasens	9,529	652,868
	Eramet SA	64,108	4,439,375
	Esso SA Francaise	4,117	252,661
	Etablissements Maurel et Prom SA	380,871	2,267,095
	Eurazeo SE	188,864	10,647,521
*	Euroapi SA	48,641	254,883
Ω	Euronext NV	38,924	2,714,504
#	Eutelsat Communications SACA	1,169,230	4,992,935
*	Exclusive Networks SA	1,811	28,799
	Exel Industries SA, Class A	10,459	495,934

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Fnac Darty SA	82,405	$1,936,345
*	Forvia SE	926,946	15,619,639
*	Gaumont SA	10,715	1,101,977
	Gaztransport Et Technigaz SA	171,206	21,898,963
#	GEA	2,433	260,050
# *	Genfit SA	11,113	35,894
	GL Events SACA	54,859	937,303
	Groupe Crit SA	22,187	1,455,793
	Groupe SFPI	21,754	34,471
#	Guerbet	35,476	649,446
*	Haulotte Group SA	73,020	164,732
*	HEXAOM SA	375	5,755
# *	ID Logistics Group SACA	15,507	4,201,715
	Imerys SA	222,582	5,901,831
	Infotel SA	637	29,264
	Interparfums SA	8,268	390,563
	IPSOS SA	294,938	14,333,252
	Jacquet Metals SACA	92,263	1,464,908
*	JCDecaux SE	277,905	4,347,624
	Kaufman & Broad SA	110,919	2,951,207
Ω	La Francaise des Jeux SAEM	87,105	2,809,740
	Laurent-Perrier	13,997	1,747,988
	Lectra	86,544	2,193,218
	Linedata Services	3,353	183,850
	LISI SA	43,979	1,018,110
#	LNA Sante SA	32,778	703,055
Ω	Maisons du Monde SA	170,760	858,685
	Manitou BF SA	66,457	1,402,691
	Mersen SA	151,570	5,032,512
	Metropole Television SA	175,687	2,202,052
# *	Nacon SA	63,214	97,071
Ω	Neoen SA	116,136	3,066,793
	Nexans SA	195,817	13,871,514
#	Nexity SA	246,728	3,447,399
	NRJ Group	87,189	594,291
	Oeneo SA	100,885	1,388,346
*	Pierre Et Vacances SA	7,920	10,631
*	Plastiques Du Val De Loire	14,341	35,820
*	Prodways Group SA	7,107	6,996
	Quadient SA	220,557	4,611,238
# * ††	Recylex SA	102,008	0
	Rexel SA	1,427,474	29,152,980
	Robertet SA	233	189,743
	Rubis SCA	607,100	13,218,111
	Samse SACA	7,930	1,317,928
	Savencia SA	35,032	2,053,869
	SCOR SE	850,826	25,400,939
	SEB SA	109,287	10,806,988
	Seche Environnement SACA	21,328	2,198,014
	SES SA	2,074,450	12,103,364
# *	SES-imagotag SA	5,022	502,798
* Ω	SMCP SA	78,239	278,132
	Societe BIC SA	148,190	9,301,616
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,145,260
	Societe pour l’Informatique Industrielle	57,629	2,741,518
*	SOITEC	147,840	22,066,351
	Sopra Steria Group SACA	120,549	21,642,911
	SPIE SA	860,805	22,637,026
* Ω	SRP Groupe SA	56,827	61,365

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Stef SA	25,714	$2,765,266
	Sword Group	37,845	1,375,550
	Synergie SE	67,143	2,106,396
	Technip Energies NV	627,516	13,748,718
	Television Francaise 1 SA	398,119	2,808,697
	TFF Group	8,941	394,249
#	Thermador Groupe	37,455	2,662,055
#	Tikehau Capital SCA	34,883	719,772
	Totalenergies EP Gabon	4,026	677,335
	Trigano SA	58,069	7,625,433
*	Ubisoft Entertainment SA	461,627	13,162,730
	Valeo SE	1,236,491	16,337,865
*	Vallourec SACA	810,039	9,728,879
# *	Vantiva SA	81,942	11,204
Ω	Verallia SA	378,741	12,315,296
	Vetoquinol SA	11,628	980,512
	Vicat SACA	110,196	3,383,386
	VIEL & Cie SA	156,945	1,318,283
	Virbac SACA	25,458	7,309,711
# *	Voltalia SA	29,778	249,027
	Vranken-Pommery Monopole SA	16,787	275,481
	Wavestone	10,092	459,072
* Ω	Worldline SA	17,363	220,786
* Ω	X-Fab Silicon Foundries SE	213,269	1,932,266

TOTAL FRANCE			535,672,572

GERMANY — (14.1%)
	1&1 AG	258,581	4,447,919
#	7C Solarparken AG	149,120	511,067
#	Adesso SE	8,492	802,836
*	Adtran Networks SE	3,098	65,534
	AIXTRON SE	241,711	6,792,262
	All for One Group SE	4,503	174,498
#	Allgeier SE	51,086	1,153,590
#	Amadeus Fire AG	10,334	1,193,307
# *	Aroundtown SA	2,305,610	5,210,273
	Atoss Software AG	17,646	3,728,187
	Aurubis AG	205,349	16,928,337
#* Ω	Auto1 Group SE	191,222	1,125,579
#	Basler AG	87,154	720,421
#	BayWa AG	104,518	3,489,053
	BayWa AG	124	6,059
#	Bechtle AG	434,992	19,441,013
Ω	Befesa SA	164,395	4,809,119
	Bertrandt AG	35,244	1,699,669
	Bijou Brigitte AG	25,004	919,256
	Bilfinger SE	191,469	7,027,040
*	Borussia Dortmund GmbH & Co. KGaA	566,729	2,230,531
#	BRANICKS Group AG	375,149	1,552,376
#	CANCOM SE	240,915	6,014,757
*	Ceconomy AG	1,006,963	1,915,971
	CENIT AG	57,781	725,822
	Cewe Stiftung & Co. KGAA	45,914	4,166,925
	CompuGroup Medical SE & Co. KgaA	185,237	6,792,069
	CropEnergies AG	189,660	1,633,057
	CTS Eventim AG & Co. KGaA	322,671	19,536,483
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	591,917
#	Dermapharm Holding SE	87,786	3,397,458
	Deutsche Beteiligungs AG	102,729	3,049,857

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche EuroShop AG	544	$9,883
# Ω	Deutsche Pfandbriefbank AG	922,016	6,166,778
	Deutz AG	674,170	2,732,281
	DMG Mori AG	2,019	92,251
# *	Dr Hoenle AG	33,927	642,064
	Draegerwerk AG & Co. KGaA	19,859	894,571
	Duerr AG	356,390	7,332,909
Ω	DWS Group GmbH & Co. KGaA	60,935	1,788,688
	Eckert & Ziegler Strahlen- und Medizintechnik AG	107,961	4,258,990
	EDAG Engineering Group AG	52,139	690,150
#	Elmos Semiconductor SE	19,184	1,258,866
	ElringKlinger AG	186,081	1,050,050
# *	Encavis AG	572,002	7,469,549
	Energiekontor AG	17,314	1,279,911
*	Evotec SE	116,296	2,010,762
	Fabasoft AG	509	9,439
	Fielmann Group AG	155,117	6,681,461
# *	flatexDEGIRO AG	271,411	2,752,920
*	Fraport AG Frankfurt Airport Services Worldwide	236,722	11,764,958
	Freenet AG	931,981	23,656,380
	FUCHS SE	144,455	4,851,402
	GEA Group AG	223,825	7,654,907
	Gerresheimer AG	239,432	22,332,589
	Gesco SE	55,404	1,226,106
	GFT Technologies SE	153,954	4,606,967
# *	Global Fashion Group SA	35,178	8,330
*	Grand City Properties SA	558,133	4,990,874
	GRENKE AG	31,675	678,801
	H&R GmbH & Co. KGaA	71,674	358,844
#	Hamburger Hafen und Logistik AG	135,475	2,405,596
	Hawesko Holding SE	313	10,298
# *	Heidelberger Druckmaschinen AG	1,768,422	2,121,362
*	HelloFresh SE	873,186	19,099,364
	Hensoldt AG	193,627	5,737,595
*	Highlight Communications AG	98,406	286,822
	HOCHTIEF AG	119,867	12,417,283
	Hornbach Holding AG & Co. KGaA	55,236	3,297,807
	Hugo Boss AG	412,000	24,095,810
*	Hypoport SE	601	73,571
	Indus Holding AG	134,939	2,627,490
	Init Innovation in Traffic Systems SE	37,723	1,030,421
Ω	Instone Real Estate Group SE	54,151	309,045
#	IVU Traffic Technologies AG	51,403	759,504
	Jenoptik AG	390,966	9,286,690
Ω	JOST Werke SE	11,658	534,946
	K+S AG	1,091,009	18,341,182
	KION Group AG	258,305	7,925,333
	Kloeckner & Co. SE	2,156	13,385
	Kloeckner & Co. SE	482,181	4,922,158
	Knaus Tabbert AG	2,082	95,315
*	Koenig & Bauer AG	88,269	1,007,110
	Kontron AG	341,210	6,877,564
	Krones AG	112,354	10,951,469
	KSB SE & Co. KGaA	3,293	2,077,151
	KWS Saat SE & Co. KGaA	83,735	4,741,820
	Lanxess AG	572,100	13,109,426
*	LEG Immobilien SE	268,974	16,814,006
	Leifheit AG	59,026	979,802
# *	Manz AG	25,270	225,060

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Mediclin AG	78,748	$218,281
*	Medigene AG	116,971	187,755
*	Medios AG	743	11,699
*	METRO AG	891,204	5,664,157
	MLP SE	452,720	2,193,148
	Mutares SE & Co. KGaA	3,313	99,813
# *	Nagarro SE	55,323	3,906,182
	Nemetschek SE	65,968	4,929,349
	New Work SE	18,882	1,351,428
	Nexus AG	85,515	4,172,521
# *	Nordex SE	470,437	4,962,877
	Norma Group SE	208,539	3,679,145
#	OHB SE	39,251	1,775,471
	Patrizia SE	277,723	2,247,728
	Pfeiffer Vacuum Technology AG	47,911	7,404,088
	PNE AG	122,069	1,550,482
#	ProSiebenSat.1 Media SE	1,111,874	6,236,690
	PSI Software SE	54,181	1,277,916
# *	PVA TePla AG	94,652	1,439,087
	PWO AG	8,558	269,090
*	q.beyond AG	644,117	388,616
*	R Stahl AG	14,952	364,977
	Rational AG	1,301	741,933
* Ω	Redcare Pharmacy NV	16,410	1,837,512
	RTL Group SA	45,122	1,578,188
	SAF-Holland SE	265,527	3,550,020
	Salzgitter AG	238,175	5,951,263
	Schloss Wachenheim AG	6,929	121,680
Ω	Scout24 SE	253,054	15,567,903
#	Secunet Security Networks AG	8,631	1,172,764
# *	SGL Carbon SE	341,797	2,104,801
	Siltronic AG	117,393	10,086,802
#	Sixt SE	95,986	8,281,613
# *	SMA Solar Technology AG	86,040	5,286,273
	Stabilus SE	168,558	10,702,748
#	STRATEC SE	29,220	1,347,909
	Stroeer SE & Co. KGaA	211,355	9,681,949
	Suedzucker AG	522,952	7,922,116
	SUESS MicroTec SE	145,048	2,512,056
	Surteco Group SE	47,139	768,391
	Synlab AG	35,702	374,646
*	TAG Immobilien AG	1,153,836	12,616,033
	Takkt AG	237,111	3,037,772
* Ω	TeamViewer SE	842,344	12,960,432
	Technotrans SE	46,673	816,969
	Telefonica Deutschland Holding AG	1,352,089	2,298,653
	thyssenkrupp AG	3,151,431	21,964,393
	United Internet AG	204,385	4,255,999
#	VERBIO Vereinigte BioEnergie AG	163,265	5,525,050
*	Vitesco Technologies Group AG, Class A	68,337	6,683,759
	Vossloh AG	71,024	2,758,858
	Wacker Chemie AG	60,392	7,411,496
	Wacker Neuson SE	200,671	3,682,390
	Washtec AG	80,844	2,561,160
*	Westwing Group SE	41,567	315,724
	Wuestenrot & Wuerttembergische AG	192,977	2,682,386
	Zeal Network SE	33,521	1,083,031

TOTAL GERMANY			667,853,480

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	$0
IRELAND — (1.0%)
	Bank of Ireland Group PLC	1,812,632	16,244,295
	Cairn Homes PLC	1,992,482	2,352,927
	Dalata Hotel Group PLC	438,676	1,863,518
	FBD Holdings PLC	142,812	1,841,086
	Glanbia PLC	1,136,976	17,494,998
* Ω	Glenveagh Properties PLC	1,171,628	1,130,984
	Irish Continental Group PLC	820,853	3,765,714
*	Permanent TSB Group Holdings PLC	273,432	543,074

TOTAL IRELAND			45,236,596

ISRAEL — (1.9%)
	Adgar Investment & Development Ltd.	105,459	106,270
*	Afcon Holdings Ltd.	3,064	71,260
# *	AFI Properties Ltd.	100,052	2,701,221
	Africa Israel Residences Ltd.	15,071	639,060
# *	Allot Ltd.	189,485	339,817
	Alony Hetz Properties & Investments Ltd.	70,717	344,974
#	Alrov Properties & Lodgings Ltd.	49,832	1,408,520
	Arad Ltd.	28,968	408,378
# *	Argo Properties NV	2,449	30,113
*	Ashdod Refinery Ltd.	61,298	1,203,672
	Ashtrom Group Ltd.	9,836	105,972
	Atreyu Capital Markets Ltd.	828	8,821
#	AudioCodes Ltd.	27,040	209,492
#	Aura Investments Ltd.	403,207	838,521
#	Automatic Bank Services Ltd.	11,760	36,544
*	Avgol Industries 1953 Ltd.	468,925	165,699
# *	Azorim-Investment Development & Construction Co. Ltd.	522,253	1,637,233
	Bet Shemesh Engines Holdings 1997 Ltd.	31,866	730,310
#	Blue Square Real Estate Ltd.	36,270	1,777,351
*	Brack Capital Properties NV	17,186	974,099
#	Carasso Motors Ltd.	143,006	420,261
*	Cellcom Israel Ltd.	502,891	1,238,244
*	Ceragon Networks Ltd.	266,244	452,615
*	Clal Insurance Enterprises Holdings Ltd.	327,961	4,096,922
# *	Compugen Ltd.	113,943	84,015
	Danel Adir Yeoshua Ltd.	23,788	1,707,860
	Delek Automotive Systems Ltd.	262,734	1,214,522
	Delta Galil Ltd.	71,511	2,262,917
	Dor Alon Energy in Israel 1988 Ltd.	17,532	268,928
*	Doral Group Renewable Energy Resources Ltd.	5,383	7,234
*	El Al Israel Airlines	29,886	21,292
#	Electra Consumer Products 1970 Ltd.	43,442	630,148
#	Electra Real Estate Ltd.	49,164	396,424
*	Ellomay Capital Ltd.	2,597	29,068
*	Equital Ltd.	130,530	2,840,319
	FMS Enterprises Migun Ltd.	19,186	596,822
	Formula Systems 1985 Ltd.	64,490	3,655,642
	Formula Systems 1985 Ltd., Sponsored ADR	640	36,000
	Fox Wizel Ltd.	46,696	2,651,349
	Gav-Yam Lands Corp. Ltd.	396,533	2,243,214
*	Gilat Satellite Networks Ltd.	227,148	1,360,045
# *	Hagag Group Real Estate Development	24,932	53,162
	Harel Insurance Investments & Financial Services Ltd.	47,032	302,075
	Hilan Ltd.	107,013	4,602,788
#	IDI Insurance Co. Ltd.	46,772	914,072

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	IES Holdings Ltd.	1,354	$65,435
	Ilex Medical Ltd.	4,067	61,827
#	Inrom Construction Industries Ltd.	394,161	936,358
	Isracard Ltd.	204,706	638,361
	Israel Canada T.R Ltd.	220,206	463,341
#	Israel Land Development Co. Ltd.	82,912	518,168
	Isras Investment Co. Ltd.	6,390	1,080,659
#	Issta Ltd.	16,875	221,224
# *	Kamada Ltd.	203,071	875,533
	Kardan Real Estate Enterprise & Development Ltd.	24,718	20,650
	Kenon Holdings Ltd.	12,461	227,858
	Kerur Holdings Ltd.	33,018	621,129
	Klil Industries Ltd.	5,696	233,659
	Kvutzat Acro Ltd.	1,195	9,662
	Lahav L.R. Real Estate Ltd.	9,407	7,247
	Lapidoth Capital Ltd.	682	9,226
	Levinstein Properties Ltd.	377	4,708
	M Yochananof & Sons Ltd.	5,479	196,802
#	Magic Software Enterprises Ltd.	147,260	1,467,225
#	Malam—Team Ltd.	10,222	141,531
#	Matrix IT Ltd.	220,574	3,727,470
	Max Stock Ltd.	12,931	19,827
#	Maytronics Ltd.	183,986	1,711,640
	Mediterranean Towers Ltd.	411,348	714,477
#	Mega Or Holdings Ltd.	90,058	1,235,588
*	Mehadrin Ltd.	1,666	51,598
	Meitav Investment House Ltd.	154,313	452,475
	Menora Mivtachim Holdings Ltd.	186,995	3,724,852
	Meshulam Levinstein Contracting & Engineering Ltd.	310	16,979
#	Migdal Insurance & Financial Holdings Ltd.	2,103,654	1,978,306
*	Mivtach Shamir Holdings Ltd.	30,255	632,966
	Mizrahi Tefahot Bank Ltd.	1	32
#	Naphtha Israel Petroleum Corp. Ltd.	193,707	743,832
	Nawi Brothers Ltd.	68,328	354,550
*	Neto Malinda Trading Ltd.	4,663	42,384
# *	Neto ME Holdings Ltd.	10,963	138,319
	Next Vision Stabilized Systems Ltd.	2,091	13,708
#	Novolog Ltd.	200,415	70,595
	Oil Refineries Ltd.	11,453,897	3,142,689
	One Software Technologies Ltd.	51,647	524,463
	Palram Industries 1990 Ltd.	1,112	7,985
*	Partner Communications Co. Ltd.	756,721	2,748,743
*	Paz Oil Co. Ltd.	62,211	4,423,137
*	Perion Network Ltd.	43,156	1,111,353
	Plasson Industries Ltd.	20,677	702,804
	Prashkovsky Investments & Construction Ltd.	10,063	183,295
# *	Priortech Ltd.	9,623	269,615
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	53,462	2,887,008
	Retailors Ltd.	1,584	27,439
# *	Scope Metals Group Ltd.	47,550	1,224,937
*	Shikun & Binui Ltd.	26,345	59,484
*	Shufersal Ltd.	14,593	61,606
	Summit Real Estate Holdings Ltd.	215,385	2,064,414
	Suny Cellular Communication Ltd.	312,529	63,019
	Tadiran Group Ltd.	16,406	845,530
Ω	Tamar Petroleum Ltd.	38,322	136,083
*	Tel Aviv Stock Exchange Ltd.	23,538	104,711
*	Tera Light Ltd.	45,638	67,252
	Tiv Taam Holdings 1 Ltd.	39,749	58,443

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Victory Supermarket Chain Ltd.	5,213	$39,996
#	YH Dimri Construction & Development Ltd.	19,889	1,068,088

TOTAL ISRAEL			91,075,560

ITALY — (10.6%)
	A2A SpA	10,113,042	18,982,106
	ACEA SpA	278,123	3,348,901
# *	Aeffe SpA.	177,250	139,773
	Amplifon SpA	232,682	6,576,395
Ω	Anima Holding SpA	1,683,882	6,881,796
#	Aquafil SpA	83,333	213,057
	Arnoldo Mondadori Editore SpA	1,088,121	2,384,542
	Ascopiave SpA	432,784	962,348
# *	Avio SpA	88,134	683,700
	Azimut Holding SpA	751,074	15,825,803
	Banca Generali SpA	447,354	14,511,910
	Banca IFIS SpA	241,396	4,128,294
	Banca Mediolanum SpA	613,258	5,007,590
*	Banca Monte dei Paschi di Siena SpA	1,334,776	3,613,924
	Banca Popolare di Sondrio SPA	2,712,497	14,800,006
#	Banca Profilo SpA	1,711,765	367,947
# Ω	Banca Sistema SpA	335,410	389,947
	Banco BPM SpA	9,876,720	50,532,629
	Banco di Desio e della Brianza SpA	241,954	842,970
Ω	BFF Bank SpA	635,456	6,109,215
	Biesse SpA	31,210	330,633
#	BPER Banca	6,542,561	21,290,464
	Brembo SpA	897,118	9,652,715
	Brunello Cucinelli SpA	248,717	20,006,230
	Buzzi SpA	635,851	16,836,826
	Cairo Communication SpA	380,269	653,071
Ω	Carel Industries SpA	63,242	1,318,413
	Cementir Holding NV	367,803	3,060,067
*	CIR SpA-Compagnie Industriali	2,514,714	1,026,384
	Credito Emiliano SpA	555,182	4,501,748
	d’Amico International Shipping SA	279,975	1,471,141
	Danieli & C Officine Meccaniche SpA	121,060	2,446,059
	Danieli & C Officine Meccaniche SpA	106,476	2,817,157
	Datalogic SpA	26,182	157,055
	De’ Longhi SpA	292,440	6,543,388
	DiaSorin SpA	21,478	1,924,909
#	Digital Bros SpA	34,830	404,284
# Ω	doValue SpA	91,134	313,667
	Elica SpA	166,709	307,346
	Emak SpA	387,311	364,556
Ω	Enav SpA	615,020	2,049,834
	Equita Group SpA	5,497	20,657
	ERG SpA	312,196	7,670,907
	Esprinet SpA	220,835	1,043,986
# *	Eurotech SpA	207,209	433,659
	Fila SpA	148,509	1,115,089
# *	Fincantieri SpA	2,290,874	1,221,504
# * ††	Finmatica SpA	5,960	0
	FNM SpA	1,412,345	611,300
	Gefran SpA	35,925	281,362
# *	Geox SpA	356,231	237,110
	GPI SpA	16,644	131,961
	Gruppo MutuiOnline SpA	147,647	4,156,583
	Hera SpA	5,499,110	15,469,501

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	IMMSI SpA	1,037,733	$521,785
	Intercos SpA	1,841	26,272
	Interpump Group SpA	410,162	17,150,637
	Iren SpA	4,373,561	8,764,318
	Italgas SpA	3,498,389	17,778,134
	Italmobiliare SpA	77,892	1,969,305
*	Iveco Group NV	1,167,984	9,843,509
	IVS Group SA	119,008	661,671
	Leonardo SpA	2,654,010	40,108,685
	LU-VE SpA	5,064	94,449
	Maire Tecnimont SpA	1,232,552	5,731,404
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	1,036,468	1,881,130
*	Newlat Food SpA	22,549	140,382
	Openjobmetis SpA agenzia per il lavoro	63,079	608,243
	Orsero SpA	25,504	398,808
Ω	OVS SpA	1,565,745	2,772,964
	Pharmanutra SpA	4,391	224,594
	Piaggio & C SpA	1,288,486	3,464,867
Ω	Pirelli & C SpA	2,472,729	11,016,712
Ω	RAI Way SpA	612,982	3,045,690
	Reply SpA	147,826	13,948,605
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	709,285
*	Sabaf SpA	61,986	944,750
*	Safilo Group SpA	204,731	167,345
*	Saipem SpA	2	3
	Salvatore Ferragamo SpA	214,047	2,618,854
	Sanlorenzo SpA	11,197	398,449
	Saras SpA	3,465,967	5,038,130
	Sesa SpA	52,251	5,277,995
*	Sogefi SpA	351,319	580,645
	SOL SpA	231,248	6,654,867
#	Spaxs SpA	217,376	1,107,856
	Tamburi Investment Partners SpA	855,369	7,173,041
Ω	Technogym SpA	918,805	6,916,601
*	Technoprobe SpA	41,380	301,564
# *	Telecom Italia SpA	50,212,502	12,983,079
# *	Tesmec SpA	313,747	35,918
	Tinexta Spa	63,796	1,099,455
*	Tod’s SpA	22,919	767,814
	TXT e-solutions SpA	46,149	743,328
# Ω	Unieuro SpA	107,926	1,000,393
	Unipol Gruppo SpA	3,090,802	16,744,671
	UnipolSai Assicurazioni SpA	324,300	768,640
#	Webuild SpA	1,420,157	2,557,638
	Wiit SpA	5,454	85,430
	Zignago Vetro SpA	190,091	2,486,778

TOTAL ITALY			503,487,112

NETHERLANDS — (4.9%)
	Aalberts NV	673,240	21,020,076
	Acomo NV	46,336	946,755
*	AFC Ajax NV	13,955	160,605
# * Ω	Alfen NV	73,700	2,323,392
	Allfunds Group PLC	185,060	947,160
	AMG Critical Materials NV	202,999	5,294,117
	APERAM SA	309,044	8,563,676
	Arcadis NV	526,995	22,273,333
	ASR Nederland NV	215,369	8,037,240

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Avantium NV	12,128	$40,455
Ω	B&S Group SARL	12,884	46,589
# * Ω	Basic-Fit NV	291,843	7,465,747
	BE Semiconductor Industries NV	392,853	40,581,596
	Beter Bed Holding NV	27,380	174,565
	Brunel International NV	155,926	2,173,919
	Corbion NV	377,736	6,541,906
Ω	CTP NV	112,792	1,644,434
# *	Ebusco Holding NV	2,604	15,960
#	Flow Traders Ltd.	197,621	3,612,105
	ForFarmers NV	226,237	555,389
*	Fugro NV	646,252	10,674,121
	IMCD NV	5,046	607,516
*	InPost SA	294,810	2,917,084
	Kendrion NV	88,118	1,070,419
	Koninklijke BAM Groep NV	1,671,364	3,453,691
	Koninklijke Heijmans NV, CVA	145,097	1,666,711
	Koninklijke Vopak NV	336,864	11,358,079
* Ω	Lucas Bols NV	24,022	441,261
#	MFE-MediaForEurope NV, Class B	434,390	1,152,708
	Nedap NV	33,400	2,015,137
#	OCI NV	360,887	8,408,949
*	Pharming Group NV	3,361,569	3,974,725
	PostNL NV	2,055,174	3,829,581
	SBM Offshore NV	954,640	11,889,526
# *	SIF Holding NV	40,013	385,518
Ω	Signify NV	743,928	19,284,717
	Sligro Food Group NV	133,784	2,282,384
* ††	SRH NV	705,718	0
	TKH Group NV	268,330	9,815,231
*	TomTom NV	437,123	2,618,855
	Van Lanschot Kempen NV	164,832	4,429,707
*	Vivoryon Therapeutics NV	5,400	44,831

TOTAL NETHERLANDS			234,739,770

NORWAY — (2.0%)
	2020 Bulkers Ltd.	81,564	736,422
	ABG Sundal Collier Holding ASA	1,989,504	901,832
	AF Gruppen ASA	2,145	22,352
# *	Akastor ASA	798,560	751,881
*	Aker BioMarine ASA	16,523	54,719
# *	Aker Carbon Capture ASA	319,774	304,007
	Aker Solutions ASA	331,356	1,323,188
	AMSC ASA	262,021	584,484
*	ArcticZymes Technologies ASA	77,341	201,730
	Atea ASA	374,402	3,895,659
*	Atlantic Sapphire ASA	146	17
	Austevoll Seafood ASA	78,636	537,443
Ω	Avance Gas Holding Ltd.	46,191	615,264
*	Axactor ASA	728,395	344,561
	B2 Impact ASA	1,209,425	773,641
	Belships ASA	352,180	552,398
*	BLUENORD ASA	21,277	1,130,627
	Bonheur ASA	140,709	2,434,323
	Borregaard ASA	460,313	6,247,149
	Bouvet ASA	68,110	328,530
*	BW Energy Ltd.	427,250	1,070,484
Ω	BW LPG Ltd.	635,864	9,000,944
	BW Offshore Ltd.	539,364	1,127,171

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
# *	Cadeler AS	111,881	$354,673
# * Ω	Crayon Group Holding ASA	279,904	1,617,706
#	DNO ASA	3,077,532	3,137,453
Ω	Elkem ASA	303,352	469,557
Ω	Elmera Group ASA	3,533	7,546
	Elopak ASA	13,129	26,804
Ω	Europris ASA	1,154,131	6,541,422
	FLEX LNG Ltd.	162,526	4,982,161
	Golden Ocean Group Ltd.	13,613	100,722
	Gram Car Carriers ASA	1,576	28,943
	Grieg Seafood ASA	282,235	1,874,553
# *	Hexagon Composites ASA	685,189	1,615,112
# *	Hexagon Purus ASA	235,168	216,456
	Hoegh Autoliners ASA	39,226	317,166
*	Kahoot! ASA	468,064	1,466,187
Ω	Kid ASA	37,355	304,149
	Kitron ASA	602,000	1,590,052
Ω	Klaveness Combination Carriers ASA	2,957	20,176
*	Kongsberg Automotive ASA	4,012,476	713,069
*	LINK Mobility Group Holding ASA	111,108	114,711
	Medistim ASA	2,163	37,378
*	Morrow Bank ASA	33,724	10,439
	MPC Container Ships ASA	1,574,699	2,225,967
Ω	Multiconsult ASA	2,534	29,357
*	NEL ASA	393,695	258,878
# * Ω	Norske Skog ASA	321,175	1,173,320
*	Northern Ocean Ltd.	64,314	78,292
# *	Norwegian Air Shuttle ASA	842,208	605,323
*	NRC Group ASA	38,228	39,955
# *	Nykode Therapeutics ASA	78,600	120,852
	Odfjell Drilling Ltd.	636,267	2,227,147
	Odfjell SE, Class A	138,332	1,468,647
	Odfjell Technology Ltd.	97,767	485,930
*	OKEA ASA	153,920	532,810
Ω	Okeanis Eco Tankers Corp.	31,982	922,220
	Olav Thon Eiendomsselskap ASA	68,497	990,531
*	Otello Corp. ASA	13,451	8,936
	Panoro Energy ASA	138,905	385,552
	Pareto Bank ASA	50,023	232,953
*	Pexip Holding ASA	11,528	18,809
*	PGS ASA	4,572,025	4,154,765
# *	PhotoCure ASA	39,051	201,906
# * Ω	poLight ASA	5,744	5,608
	Protector Forsikring ASA	436,859	6,842,468
	Rana Gruber ASA, Class A	3,253	18,072
*	REC Silicon ASA	1,933,238	2,517,376
*	Salmon Evolution ASA	37,154	20,069
Ω	Scatec ASA	234,901	1,187,085
*	SD Standard ETC PLC	271,994	46,937
#	Selvaag Bolig ASA	308,324	734,139
* Ω	Shelf Drilling Ltd.	385,236	1,036,078
*	Siem Offshore, Inc.	10,249	23,455
# *	Solstad Offshore ASA	37,831	80,669
	Sparebank 1 Oestlandet	29,484	327,549
	SpareBank 1 Sorost-Norge	1,788	9,508
	Stolt-Nielsen Ltd.	57,789	1,903,243
# *	Ultimovacs ASA	33,935	301,485
	Veidekke ASA	638,830	5,511,962
*	Volue ASA	168	282

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Vow ASA	9,797	$8,379
	Wilh Wilhelmsen Holding ASA, Class A	68,812	1,934,839
# * Ω	XXL ASA	3,396,119	221,304

TOTAL NORWAY			97,377,918

PORTUGAL — (1.1%)
	Altri SGPS SA	472,047	2,283,294
*	Banco Comercial Portugues SA, Class R	49,853,259	15,300,750
	Corticeira Amorim SGPS SA	119,968	1,165,231
	CTT-Correios de Portugal SA	543,551	2,073,577
# *	Greenvolt-Energias Renovaveis SA	156,250	1,044,054
	Ibersol SGPS SA	52,494	372,246
	Mota-Engil SGPS SA	733,051	2,378,745
	Navigator Co. SA	1,800,047	7,165,709
	NOS SGPS SA	1,250,235	4,570,362
	REN - Redes Energeticas Nacionais SGPS SA	2,925,105	7,615,332
	Semapa-Sociedade de Investimento e Gestao	881	12,462
	Sonae SGPS SA	6,718,077	6,609,112

TOTAL PORTUGAL			50,590,874

SPAIN — (6.4%)
	Acerinox SA	1,095,358	10,671,894
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	30,616	488,657
	Alantra Partners SA	66,263	620,461
	Almirall SA	491,170	4,471,829
# *	Amper SA	5,458,953	590,279
	Applus Services SA	874,505	9,213,760
	Atresmedia Corp. de Medios de Comunicacion SA	552,840	2,071,532
	Azkoyen SA	67,253	408,433
	Banco de Sabadell SA	36,362,876	45,213,373
	Bankinter SA	4,245,482	26,846,128
	Cia de Distribucion Integral Logista Holdings SA	418,609	10,279,024
	CIE Automotive SA	374,936	9,559,703
	Construcciones y Auxiliar de Ferrocarriles SA	118,448	3,538,208
*	Distribuidora Internacional de Alimentacion SA	4,617,030	59,688
#	Ebro Foods SA	524,137	8,922,748
*	eDreams ODIGEO SA	437,200	2,803,188
	Elecnor SA	203,311	3,416,423
#	Enagas SA	1,457,648	24,384,537
	Ence Energia y Celulosa SA	831,813	2,488,314
	Ercros SA	605,801	1,868,923
	Faes Farma SA	1,874,864	5,889,149
	Fluidra SA	517,281	9,120,025
	Fomento de Construcciones y Contratas SA	63,417	804,570
Ω	Gestamp Automocion SA	830,367	3,055,572
Ω	Global Dominion Access SA	666,344	2,167,743
# *	Grenergy Renovables SA	7,453	177,123
*	Grifols SA	242,623	2,722,547
	Grupo Catalana Occidente SA	268,886	8,613,375
#	Grupo Empresarial San Jose SA	151,317	572,290
	Iberpapel Gestion SA	47,911	816,026
	Indra Sistemas SA	876,621	12,308,792
#	Laboratorio Reig Jofre SA	15,086	38,328
	Laboratorios Farmaceuticos Rovi SA	127,768	6,832,926
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,562,657	3,071,110
	Mapfre SA	4,039,315	8,396,607
# *	Melia Hotels International SA	622,154	3,461,353

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
# Ω	Metrovacesa SA	27,648	$224,173
#	Miquel y Costas & Miquel SA	185,363	2,102,426
Ω	Neinor Homes SA	102,557	1,057,472
# *	Obrascon Huarte Lain SA	1,640,095	675,497
# *	Oryzon Genomics SA	35,547	75,893
#	Pharma Mar SA	47,048	1,604,345
	Prim SA	40,283	448,899
*	Promotora de Informaciones SA, Class A	1,330,083	482,556
Ω	Prosegur Cash SA	445,278	242,432
	Prosegur Compania de Seguridad SA	1,128,741	1,687,767
	Realia Business SA	1,667,905	1,861,491
	Renta 4 Banco SA	442	4,821
	Sacyr SA	2,977,673	8,598,271
*	Solaria Energia y Medio Ambiente SA	511,046	7,665,987
*	Soltec Power Holdings SA	58,317	163,155
Ω	Talgo SA	548,128	2,081,272
*	Tecnicas Reunidas SA	283,859	2,503,484
	Tubacex SA	712,576	2,120,245
# *	Tubos Reunidos SA	34,204	22,859
Ω	Unicaja Banco SA	7,975,400	8,309,694
	Vidrala SA	129,562	9,629,689
	Viscofan SA	269,301	15,567,217
	Vocento SA	352,577	232,724

TOTAL SPAIN			303,327,007

SWEDEN — (5.4%)
Ω	AcadeMedia AB	462,128	1,915,859
	AddLife AB, Class B	324,503	2,119,748
	Addnode Group AB	453,006	2,823,660
	AFRY AB	404,356	4,248,602
Ω	Alimak Group AB	414,894	2,443,686
	Alleima AB	155,198	944,722
	Alligo AB, Class B	145,486	1,143,722
Ω	Ambea AB	245,069	910,039
*	Annehem Fastigheter AB, Class B	142,899	197,129
	AQ Group AB	2,224	90,093
	Arise AB	10,971	30,649
	Arjo AB, Class B	1,118,938	3,742,209
	Atrium Ljungberg AB, Class B	108,976	1,675,809
* Ω	Attendo AB	672,646	2,130,076
	Beijer Alma AB	289,029	4,598,838
	Bergman & Beving AB	207,826	2,786,380
*	Besqab AB	65,886	146,525
	Betsson AB, Class B	887,419	8,931,289
*	Better Collective AS	90,851	2,195,572
# *	BHG Group AB	403,966	357,881
	Bilia AB, Class A	585,208	5,437,715
*	BioInvent International AB	39,595	52,803
	Biotage AB	247,060	2,523,773
	Bjorn Borg AB	13,009	45,973
# *	Bonava AB, Class B	518,486	812,070
* Ω	Boozt AB	42,875	299,857
Ω	Bravida Holding AB	605,044	3,785,696
	Bufab AB	221,768	5,272,214
	Bulten AB	92,106	514,795
	Bure Equity AB	350,573	7,009,317
*	Byggmax Group AB	364,587	928,668
*	Camurus AB	20,074	601,644
	Catella AB	89,746	197,225

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Catena AB	189,397	$6,274,025
# *	Catena Media PLC	330,046	511,993
*	Cavotec SA	79,682	99,588
	Cellavision AB	46,096	559,857
	Cibus Nordic Real Estate AB publ	65,546	615,144
	Clas Ohlson AB, Class B	251,821	2,645,083
	Cloetta AB, Class B	1,352,966	2,169,972
	Concentric AB	339,818	4,774,509
Ω	Coor Service Management Holding AB	466,542	1,607,634
	Corem Property Group AB, Class B	3,766,156	2,431,278
	Dedicare AB, Class B	4,184	36,543
	Dios Fastigheter AB	770,250	4,169,698
Ω	Dometic Group AB	173,379	1,069,889
# * Ω	Dustin Group AB	495,393	557,697
	Eastnine AB	126,421	1,714,174
	Elanders AB, Class B	74,315	556,313
	Electrolux Professional AB, Class B	518,935	2,099,416
* Ω	Eltel AB	206,068	121,056
# *	Enea AB	97,590	416,419
	Eolus Vind AB, Class B	37,209	287,585
	Ependion AB	93,898	872,330
	Ework Group AB	38,753	395,740
	Fagerhult Group AB	321,594	1,626,934
#	FastPartner AB, Class A	25,133	87,454
	FastPartner AB, Class D	35	160
	Fenix Outdoor International AG	19,801	1,174,967
*	Fingerprint Cards AB, Class B	201,556	17,044
#	G5 Entertainment AB	36,503	472,774
	Granges AB	828,803	7,979,503
	Hanza AB	51,411	323,056
	Heba Fastighets AB, Class B	271,164	544,817
	Hemnet Group AB	59,260	1,029,268
#	Hexatronic Group AB	188,356	439,880
	HMS Networks AB	139,598	4,630,314
* Ω	Hoist Finance AB	338,610	952,390
*	Humana AB	135,681	344,444
	IAR Systems Group AB	1,213	10,258
	Instalco AB	649,590	1,818,502
*	International Petroleum Corp.	483,334	5,126,559
#	Intrum AB	132,234	679,193
	INVISIO AB	2,232	33,643
	Inwido AB	484,214	4,948,151
	JM AB	434,346	4,635,154
# *	Karnov Group AB	99,037	435,742
# *	K-fast Holding AB	9,734	11,713
	KNOW IT AB	162,436	2,039,230
	Lagercrantz Group AB, Class B	722,843	6,598,404
#	Lime Technologies AB	15,846	406,313
	Lindab International AB	580,067	8,938,475
	Loomis AB	277,796	7,216,371
# *	Maha Energy AB	148,058	127,394
*	Medcap AB	6,593	168,146
	MEKO AB	245,211	1,974,314
	MIPS AB	75,592	1,864,077
*	Modern Times Group MTG AB, Class B	539,225	4,328,683
	Momentum Group AB	138,562	1,202,176
Ω	Munters Group AB	195,522	2,387,071
	Mycronic AB	418,095	9,159,135
	NCAB Group AB	214,959	1,028,896

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	NCC AB, Class B	410,725	$4,207,580
	Nederman Holding AB	35,584	500,632
*	Net Insight AB, Class B	1,794,044	625,202
#	New Wave Group AB, Class B	831,248	5,428,485
	Nilorngruppen AB, Class B	7,191	36,937
*	Nobia AB	820,940	610,502
	Nolato AB, Class B	1,479,583	6,544,453
	Nordic Paper Holding AB	19,901	68,134
	Nordic Waterproofing Holding AB	83,900	1,212,766
*	Norion Bank AB	297,871	962,707
*	Note AB	58,972	772,990
	NP3 Fastigheter AB	175,554	2,345,982
	Nyfosa AB	1,209,815	5,854,603
	OEM International AB, Class B	303,865	1,975,457
*	Orron Energy ab	670,464	418,866
# *	Ovzon AB	1,938	1,363
*	OX2 AB, Class A	95,981	388,136
	Pandox AB	22,417	220,651
	Peab AB, Class B	429,717	1,601,846
	Platzer Fastigheter Holding AB, Class B	262,984	1,380,949
	Prevas AB, Class B	8,542	71,251
#	Pricer AB, Class B	757,103	443,019
	Proact IT Group AB	191,163	1,327,805
	Ratos AB, Class B	1,292,440	3,600,384
*	RaySearch Laboratories AB	154,265	1,151,594
	Rejlers AB	948	9,939
Ω	Resurs Holding AB	642,927	1,254,291
	Rottneros AB	672,020	709,805
	Scandi Standard AB	369,860	1,850,301
* Ω	Scandic Hotels Group AB	1,031,725	3,477,377
*	Sdiptech AB, Class B	50,178	986,435
	Sensys Gatso Group AB	43,904	237,289
# * Ω	Sinch AB	1,333,081	2,112,577
	SkiStar AB	316,007	3,006,402
	Solid Forsakring AB	86,686	452,441
*	Stendorren Fastigheter AB	6,293	71,212
*	Stillfront Group AB	1,542,842	1,597,114
	Storskogen Group AB, Class B	1,186,699	703,099
	Systemair AB	367,451	2,018,167
	Tethys Oil AB	138,699	709,428
*	TF Bank AB	5,604	70,638
	Troax Group AB	226,249	3,626,523
# *	Truecaller AB, Class B	129,971	314,537
	VBG Group AB, Class B	33,652	700,076
# *	Viaplay Group AB	99,654	213,717
	Vitec Software Group AB, Class B	53,644	2,140,932
	Vitrolife AB	54,063	704,831
	Volati AB	5,223	39,269
	XANO Industri AB, Class B	5,023	37,388

TOTAL SWEDEN			258,456,868

SWITZERLAND — (18.7%)
	Accelleron Industries AG	117,784	2,909,162
	Adecco Group AG	573,691	21,710,502
	Allreal Holding AG	123,491	19,816,056
	ALSO Holding AG	46,377	11,830,374
*	Aluflexpack AG	721	7,519
# *	ams-OSRAM AG	1,424,857	5,084,447
	APG SGA SA	8,287	1,541,663

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Arbonia AG	322,452	$2,762,156
*	Aryzta AG	6,280,030	11,510,091
	Ascom Holding AG	205,529	2,127,771
# *	Autoneum Holding AG	25,834	2,933,006
	Baloise Holding AG	98,975	14,211,409
	Banque Cantonale de Geneve	9,563	2,361,386
	Banque Cantonale du Jura SA	3,848	214,021
	Banque Cantonale Vaudoise	120,220	13,588,979
	Barry Callebaut AG	834	1,264,509
*	Basilea Pharmaceutica AG	25,161	979,327
	Belimo Holding AG	65,574	27,607,771
	Bell Food Group AG	14,593	4,347,323
	Bellevue Group AG	51,229	1,118,527
#	Berner Kantonalbank AG	31,172	8,164,459
	BKW AG	161,471	27,144,558
	Bossard Holding AG, Class A	43,355	8,948,879
	Bucher Industries AG	54,010	19,279,744
	Burckhardt Compression Holding AG	12,534	6,353,746
	Burkhalter Holding AG	25,273	2,363,966
	Bystronic AG	8,535	4,079,540
	Calida Holding AG	38,044	1,069,484
	Carlo Gavazzi Holding AG	3,115	1,058,821
	Cembra Money Bank AG	195,981	13,512,966
# *	Cicor Technologies Ltd.	15,422	741,011
	Cie Financiere Tradition SA	10,123	1,290,263
	Clariant AG	1,263,131	17,946,464
	Coltene Holding AG	26,363	1,848,836
	Comet Holding AG	41,757	8,212,981
	COSMO Pharmaceuticals NV	12,034	457,508
	Daetwyler Holding AG	20,938	3,704,699
	DKSH Holding AG	234,221	14,342,704
# *	DocMorris AG	4,404	183,119
	dormakaba Holding AG	23,141	10,577,569
*	Dufry AG	554,235	19,428,293
	EFG International AG	675,403	8,116,546
	Emmi AG	15,822	14,939,355
	Energiedienst Holding AG	83,637	3,696,332
	Feintool International Holding AG	39,987	877,515
	Flughafen Zurich AG	145,858	27,255,287
	Forbo Holding AG	8,407	9,271,544
	Fundamenta Real Estate AG	3,191	59,483
Ω	Galenica AG	285,324	21,555,903
*	GAM Holding AG	1,195,762	563,879
	Georg Fischer AG	626,442	32,506,926
# *	Gurit Holding AG, Class BR	28,958	2,257,364
	Helvetia Holding AG	262,788	35,327,584
	Hiag Immobilien Holding AG	23,092	1,986,372
# *	HOCHDORF Holding AG	6,697	144,486
	Huber & Suhner AG	108,834	7,453,003
	Hypothekarbank Lenzburg AG	6	26,940
	Implenia AG	92,067	2,863,757
*	Ina Invest Holding AG	28,549	555,149
	Inficon Holding AG	14,881	16,106,966
	Interroll Holding AG	4,923	12,978,854
	Intershop Holding AG	10,830	7,186,037
	Investis Holding SA	5,933	614,907
	Jungfraubahn Holding AG	18,429	3,128,092
	Kardex Holding AG	49,410	9,552,754
	Komax Holding AG	22,696	4,505,768

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
# *	Kudelski SA	217,692	$318,274
	Landis+Gyr Group AG	94,470	7,008,912
	LEM Holding SA	3,935	7,967,377
	Liechtensteinische Landesbank AG	64,467	4,465,785
	Luzerner Kantonalbank AG	118,337	9,303,597
Ω	Medacta Group SA	11,172	1,282,856
Ω	Medmix AG	143,988	2,993,023
	Meier Tobler Group AG	45,826	1,577,290
	Metall Zug AG, Class B	1,147	1,643,871
	Mikron Holding AG	8,692	132,650
	Mobilezone Holding AG	305,440	4,642,830
	Mobimo Holding AG	62,895	17,372,390
	Novavest Real Estate AG	1,614	65,316
	OC Oerlikon Corp. AG	1,147,954	4,573,125
# *	Orascom Development Holding AG	93,520	511,796
#	Orell Fuessli AG	5,028	387,073
	Orior AG	39,151	3,198,219
# *	Phoenix Mecano AG	4,329	1,753,027
	Plazza AG, Class A	6,993	2,323,072
* Ω	PolyPeptide Group AG	10,683	200,597
	PSP Swiss Property AG	337,750	41,556,493
	Rieter Holding AG	14,876	1,263,415
	Romande Energie Holding SA	66,750	4,158,222
	Schaffner Holding AG	3,129	1,703,625
	Schweiter Technologies AG	6,291	3,521,701
# *	Schweizerische Nationalbank	23	111,478
* Ω	Sensirion Holding AG	27,322	2,045,883
	SFS Group AG	124,943	12,499,664
	Siegfried Holding AG	32,647	25,889,674
	SIG Group AG	50,085	1,104,208
	SKAN Group AG	3,239	244,446
	Softwareone Holding AG	186,444	3,673,482
	St Galler Kantonalbank AG	17,652	9,583,135
#	Stadler Rail AG	80,864	2,735,970
	Sulzer AG	139,983	11,552,971
	Swiss Prime Site AG	182,651	16,977,028
# *	Swiss Steel Holding AG	3,362,368	369,629
	Swissquote Group Holding SA	82,376	15,822,256
	Temenos AG	344,252	24,801,829
	Thurgauer Kantonalbank	3,152	424,519
#	Tornos Holding AG	26,632	167,341
	TX Group AG	18,616	1,730,565
	u-blox Holding AG	46,477	4,396,301
	Valiant Holding AG	111,863	12,196,587
Ω	VAT Group AG	71,846	25,477,992
	Vaudoise Assurances Holding SA	6,822	3,178,731
	Vetropack Holding AG	67,815	2,658,677
#	Von Roll Holding AG	378,198	357,555
	Vontobel Holding AG	219,528	12,841,958
	VP Bank AG, Class A	22,604	2,048,031
	VZ Holding AG	91,061	8,956,416
*	V-ZUG Holding AG	11,004	709,345
	Walliser Kantonalbank	19,368	2,323,251
	Warteck Invest AG	58	124,258
	Ypsomed Holding AG	9,667	2,664,230
	Zehnder Group AG	82,191	4,259,679
	Zug Estates Holding AG, Class B	1,193	1,975,187
	Zuger Kantonalbank AG	704	6,083,846

TOTAL SWITZERLAND			886,077,070

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	161,683	$1,069,621
	Noble Corp. PLC	7,814	362,064

TOTAL UNITED STATES			1,431,685

TOTAL COMMON STOCKS			4,552,771,607

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA, 0.401%	59,924	3,022,009
	FUCHS SE, 2.791%	471,126	19,134,805
	Jungheinrich AG, 2.686%	346,549	9,303,107
	Sixt SE, 11.166%	118,586	6,832,588
	STO SE & Co. KGaA, 4.105%	16,969	2,207,413
	Villeroy & Boch AG, 6.857%	41,086	769,418

TOTAL GERMANY			41,269,340

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG Rights	497,492	0
* ††	S Immo AG Rights	346,922	0
*	Strabag SE Rights	107,907	0

FINLAND — (0.0%)
*	Finnair Oyj Rights 11/17/2023	4,568,940	1,801,296

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/2030	116,038	0

NORWAY — (0.0%)
# *	Atlantic Sapphire ASA Rights 11/03/2023	164	0

SPAIN — (0.0%)
*	Vidrala SA Rights 11/08/2023	129,561	477,756

TOTAL RIGHTS/WARRANTS			2,279,052

TOTAL INVESTMENT SECURITIES (Cost $4,294,866,091)			4,596,319,999

			Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@ §	The DFA Short Term Investment Fund	13,062,502	151,093,958

TOTAL INVESTMENTS — (100.0%) (Cost $4,445,959,349)			$4,747,413,957

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$974,623	$149,581,498	—	$150,556,121
Belgium	792,151	180,140,093	—	180,932,244
Denmark	—	304,302,670	—	304,302,670
Finland	—	241,654,060	—	241,654,060
France	—	535,672,572	—	535,672,572
Germany	1,775,471	666,078,009	—	667,853,480
Ireland	—	45,236,596	—	45,236,596
Israel	1,713,493	89,362,067	—	91,075,560
Italy	—	503,487,112	—	503,487,112
Netherlands	—	234,739,770	—	234,739,770
Norway	—	97,377,918	—	97,377,918
Portugal	—	50,590,874	—	50,590,874
Spain	—	303,327,007	—	303,327,007
Sweden	—	258,456,868	—	258,456,868
Switzerland	—	886,077,070	—	886,077,070
United States	—	1,431,685	—	1,431,685
Preferred Stocks
Germany	—	41,269,340	—	41,269,340
Rights/Warrants
Finland	—	1,801,296	—	1,801,296
Spain	—	477,756	—	477,756
Securities Lending Collateral	—	151,093,958	—	151,093,958

TOTAL	$5,255,738	$4,742,158,219	—	$4,747,413,957

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (3.9%)
	Ambev SA, ADR	1,682,326	$4,256,285
	Atacadao SA	477,889	850,233
	B3 SA—Brasil Bolsa Balcao	2,272,571	5,003,330
	Banco Bradesco SA	642,776	1,566,860
	Banco BTG Pactual SA	559,439	3,284,454
	Banco do Brasil SA	402,150	3,856,588
	Banco Santander Brasil SA	145,083	774,658
	BB Seguridade Participacoes SA	353,143	2,154,545
	Caixa Seguridade Participacoes SA	324,395	696,178
	CCR SA	1,018,248	2,419,519
	Centrais Eletricas Brasileiras SA	390,260	2,696,813
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	167,200	1,935,729
	Cia Energetica de Minas Gerais	215,832	659,258
	Cia Paranaense de Energia	294,635	459,331
	Cia Paranaense de Energia, Sponsored ADR	17,400	141,984
	Cia Paranaense de Energia, Class B	39,800	325,947
	Cia Siderurgica Nacional SA, Sponsored ADR	290,091	670,110
	Cosan SA	936,053	2,924,150
	CPFL Energia SA	123,300	817,802
	Energisa SA	228,135	2,109,064
*	Eneva SA	610,974	1,311,199
	Engie Brasil Energia SA	144,576	1,126,957
	Equatorial Energia SA	697,667	4,372,743
	Gerdau SA, Sponsored ADR	918,746	3,987,358
* Ω	Hapvida Participacoes e Investimentos SA	4,321,209	3,162,645
	Hypera SA	329,591	1,980,128
	Itau Unibanco Holding SA	217,203	978,798
	JBS SA	924,836	3,674,213
	Klabin SA	1,379,545	5,855,559
	Localiza Rent a Car SA	248,213	2,504,407
	Lojas Renner SA	106,467	258,895
*	Magazine Luiza SA	721,300	190,277
*	Natura & Co. Holding SA	900,110	2,276,274
	Neoenergia SA	166,742	579,426
	Petroleo Brasileiro SA, Sponsored ADR	511,889	7,079,425
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,418,245
	Petroleo Brasileiro SA	2,733,556	20,516,241
	Porto Seguro SA	177,474	887,414
*	PRIO SA	463,979	4,389,706
	Raia Drogasil SA	685,564	3,508,217
Ω	Rede D’Or Sao Luiz SA	209,905	900,113
	Rumo SA	407,506	1,803,235
	Sendas Distribuidora SA, ADR	19,967	216,043
	Sendas Distribuidora SA	848,688	1,841,552
	Suzano SA	881,391	9,015,388
	Telefonica Brasil SA	217,562	1,952,200
	TIM SA	1,199,532	3,609,243
	TOTVS SA	323,491	1,623,951
	Ultrapar Participacoes SA	756,653	3,069,084
	Vale SA	1,834,275	25,103,376
	Vale SA, Sponsored ADR, Class B	332,417	4,557,430
	Vibra Energia SA	894,453	3,510,929
	WEG SA	735,311	4,814,324

TOTAL BRAZIL			171,677,833

CHILE — (0.5%)
	Banco de Chile, ADR	126,043	2,581,367

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Banco de Credito e Inversiones SA	57,235	$1,369,123
	Banco Santander Chile, ADR	86,304	1,501,690
	Banco Santander Chile	814,687	35,507
	Cencosud SA	1,474,078	2,388,961
	Cencosud Shopping SA	386,028	560,475
	Cia Cervecerias Unidas SA	36,262	205,958
	Cia Cervecerias Unidas SA, Sponsored ADR	6,740	75,825
	Cia Sud Americana de Vapores SA	15,065,911	836,607
	Colbun SA	1,030,681	149,596
	Embotelladora Andina SA, ADR, Class B	7,205	88,045
	Empresas CMPC SA	1,220,875	2,183,467
	Empresas Copec SA	184,965	1,224,516
*	Enel Americas SA	5,601,982	575,946
	Enel Chile SA	18,800,187	1,112,744
	Falabella SA	526,392	1,072,303
	Plaza SA	226,808	275,198
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	4,323,088

TOTAL CHILE			20,560,416

CHINA — (25.7%)
*	360 Security Technology, Inc., Class A	266,700	327,701
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	110,763	313,300
	Accelink Technologies Co. Ltd., Class A	45,400	167,292
	ADAMA Ltd., Class A	40,900	41,492
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	193,199
	AECC Aviation Power Co. Ltd., Class A	79,700	385,382
	Agricultural Bank of China Ltd., Class H	14,534,000	5,368,226
	Aier Eye Hospital Group Co. Ltd., Class A	382,105	955,311
*	Air China Ltd., Class H	630,000	428,594
*	Alibaba Group Holding Ltd., Sponsored ADR	706,990	58,354,955
*	Alibaba Group Holding Ltd.	3,987,600	41,052,633
# *	Alibaba Health Information Technology Ltd.	2,118,000	1,247,668
	Aluminum Corp. of China Ltd., Class H	7,864,000	4,206,694
*	Amlogic Shanghai Co. Ltd., Class A	8,799	72,291
	Angel Yeast Co. Ltd., Class A	74,500	356,207
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	171,179
	Anhui Conch Cement Co. Ltd., Class H	1,124,000	2,797,292
	Anhui Guangxin Agrochemical Co. Ltd., Class A	98,308	223,675
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	446,519
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	76,664	263,351
	Anhui Kouzi Distillery Co. Ltd., Class A	33,300	228,526
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	398,407
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,100	23,093
	Anjoy Foods Group Co. Ltd., Class A	12,900	227,840
	Anker Innovations Technology Co. Ltd., Class A	10,400	133,210
	ANTA Sports Products Ltd.	667,400	7,547,953
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	321,525
*	Asia—Potash International Investment Guangzhou Co. Ltd., Class A	103,174	402,198
	Asymchem Laboratories Tianjin Co. Ltd., Class A	29,070	599,891
	Autobio Diagnostics Co. Ltd., Class A	12,600	76,556
	Avary Holding Shenzhen Co. Ltd., Class A	201,376	590,090
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	149,222
	Avicopter PLC, Class A	37,004	192,073
*	Baidu, Inc., Sponsored ADR	2,292	240,660
*	Baidu, Inc., Class A	1,330,750	17,471,152
	Bank of Beijing Co. Ltd., Class A	697,408	434,835
	Bank of Changsha Co. Ltd., Class A	401,784	403,594
	Bank of Chengdu Co. Ltd., Class A	371,850	628,450
	Bank of China Ltd., Class H	43,912,181	15,340,063

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Communications Co. Ltd., Class H	4,931,515	$2,917,019
	Bank of Guiyang Co. Ltd., Class A	426,923	304,046
	Bank of Hangzhou Co. Ltd., Class A	242,404	354,540
	Bank of Jiangsu Co. Ltd., Class A	657,870	620,632
	Bank of Nanjing Co. Ltd., Class A	454,780	487,426
	Bank of Ningbo Co. Ltd., Class A	275,742	941,661
	Bank of Shanghai Co. Ltd., Class A	458,383	380,367
	Bank of Suzhou Co. Ltd., Class A	415,260	356,520
	Baoshan Iron & Steel Co. Ltd., Class A	745,700	637,892
	Baowu Magnesium Technology Co. Ltd., Class A	60,200	156,699
*	BeiGene Ltd.	202,000	2,899,887
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	308,609
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	219,552
	Beijing Dabeinong Technology Group Co. Ltd., Class A	306,761	293,103
	Beijing Easpring Material Technology Co. Ltd., Class A	49,500	298,461
	Beijing Enlight Media Co. Ltd., Class A	153,706	164,362
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	9,051	149,070
	Beijing Kingsoft Office Software, Inc., Class A	7,538	296,490
	Beijing New Building Materials PLC, Class A	126,703	423,623
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	450,594
	Beijing Originwater Technology Co. Ltd., Class A	370,349	256,140
*	Beijing Shiji Information Technology Co. Ltd., Class A	69,628	100,429
	Beijing Shougang Co. Ltd., Class A	441,600	234,061
*	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	150,644
*	Beijing Sinnet Technology Co. Ltd., Class A	131,788	182,993
	Beijing Tiantan Biological Products Corp. Ltd., Class A	49,916	196,931
	Beijing Tongrentang Co. Ltd., Class A	36,400	255,436
	Beijing Ultrapower Software Co. Ltd., Class A	42,100	48,822
	Beijing United Information Technology Co. Ltd., Class A	69,969	360,187
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,180	198,975
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	262,698
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	726,549
	Bethel Automotive Safety Systems Co. Ltd., Class A	13,800	142,805
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	201,326
	BGI Genomics Co. Ltd., Class A	34,100	229,417
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,700	109,049
# *	Bilibili, Inc., Class Z	12,880	172,820
	Bloomage Biotechnology Corp. Ltd., Class A	16,224	169,579
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	140,600	136,813
	BOC International China Co. Ltd., Class A	150,900	224,885
	BOE Technology Group Co. Ltd., Class A	1,654,300	886,689
	Bosideng International Holdings Ltd.	278,000	109,763
*	BTG Hotels Group Co. Ltd., Class A	92,300	210,713
#	BYD Co. Ltd., Class H	533,886	16,235,529
	BYD Electronic International Co. Ltd.	965,000	4,028,404
	By-health Co. Ltd., Class A	124,793	312,444
	Caitong Securities Co. Ltd., Class A	306,090	332,284
	Canmax Technologies Co. Ltd., Class A	105,070	390,764
	CECEP Solar Energy Co. Ltd., Class A	327,700	257,117
	CECEP Wind-Power Corp., Class A	634,660	275,064
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,300	100,390
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,177,266
	Changchun High & New Technology Industry Group, Inc., Class A	34,400	732,152
	Changjiang Securities Co. Ltd., Class A	401,270	312,087
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	221,920
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	314,598
	Chengxin Lithium Group Co. Ltd., Class A	114,429	367,493
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	184,537
	China Baoan Group Co. Ltd., Class A	203,234	287,083

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	$681,576
	China CITIC Bank Corp. Ltd., Class H	8,861,928	3,953,377
	China Coal Energy Co. Ltd., Class H	3,918,777	3,078,068
	China Construction Bank Corp., Class H	59,766,590	33,801,467
	China CSSC Holdings Ltd., Class A	82,717	292,658
# *	China Eastern Airlines Corp. Ltd., Class H	972,000	333,102
	China Energy Engineering Corp. Ltd., Class A	2,502,824	745,902
#	China Energy Engineering Corp. Ltd., Class H	1,632,000	177,515
	China Everbright Bank Co. Ltd., Class H	3,689,000	1,052,274
Ω	China Feihe Ltd.	233,000	144,780
	China Galaxy Securities Co. Ltd., Class H	4,690,500	2,400,637
	China Gas Holdings Ltd.	1,517,800	1,364,512
	China Great Wall Securities Co. Ltd., Class A	196,900	224,930
	China Greatwall Technology Group Co. Ltd., Class A	182,800	274,692
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	114,800	172,151
#	China Hongqiao Group Ltd.	4,154,000	3,889,031
# Ω	China International Capital Corp. Ltd., Class H	1,471,600	2,343,900
	China International Marine Containers Group Co. Ltd., Class H	507,730	267,747
	China Jushi Co. Ltd., Class A	477,798	756,171
	China Life Insurance Co. Ltd., Class H	4,368,000	5,916,012
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	1,188,525
	China Meheco Co. Ltd., Class A	107,311	175,352
	China Mengniu Dairy Co. Ltd.	3,395,000	11,085,139
	China Merchants Bank Co. Ltd., Class H	2,884,554	10,941,953
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	698,485
	China Merchants Port Holdings Co. Ltd.	415,950	529,477
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	24,087
Ω	China Merchants Securities Co. Ltd., Class H	486,460	402,539
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	491,535
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,601,995
	China National Accord Medicines Corp. Ltd., Class A	44,000	173,194
	China National Building Material Co. Ltd., Class H	818,000	389,364
	China National Chemical Engineering Co. Ltd., Class A	411,600	393,934
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,038,072
	China National Software & Service Co. Ltd., Class A	9,800	46,068
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	144,800	413,722
	China Oilfield Services Ltd., Class H	2,850,000	3,369,611
	China Overseas Land & Investment Ltd.	3,856,000	7,276,691
	China Pacific Insurance Group Co. Ltd., Class H	2,660,800	6,554,530
	China Petroleum & Chemical Corp., Class H	17,202,800	8,798,161
	China Railway Group Ltd., Class H	3,976,000	1,876,529
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	601,272
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	75,406
	China Resources Beer Holdings Co. Ltd.	859,611	4,548,775
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	135,715
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	233,927
	China Resources Gas Group Ltd.	1,754,600	5,186,814
	China Resources Land Ltd.	3,998,666	14,967,431
	China Resources Microelectronics Ltd., Class A	34,684	252,196
Ω	China Resources Mixc Lifestyle Services Ltd.	566,000	2,208,201
	China Resources Power Holdings Co. Ltd.	1,598,517	3,097,750
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	44,358	261,412
	China Shenhua Energy Co. Ltd., Class H	2,674,500	8,197,263
	China South Publishing & Media Group Co. Ltd., Class A	126,500	195,706
*	China Southern Airlines Co. Ltd., Class H	1,236,000	584,860
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	166,300	123,642
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,242,842
	China State Construction International Holdings Ltd.	140,000	149,960

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	$702,298
Ω	China Tower Corp. Ltd., Class H	70,956,000	6,616,696
*	China TransInfo Technology Co. Ltd., Class A	107,300	169,115
	China Vanke Co. Ltd., Class H	2,072,220	1,938,677
	China World Trade Center Co. Ltd., Class A	29,700	80,539
	China Yangtze Power Co. Ltd., Class A	748,847	2,310,119
	China Zhenhua Group Science & Technology Co. Ltd., Class A	28,400	259,813
	China Zheshang Bank Co. Ltd., Class H	1,645,499	408,084
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	92,100	145,704
	Chongqing Brewery Co. Ltd., Class A	21,500	230,679
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	614,483
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	93,200	196,807
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	997,183
	Chongqing Zhifei Biological Products Co. Ltd., Class A	119,870	1,027,376
	Chow Tai Seng Jewellery Co. Ltd., Class A	126,400	255,035
	CITIC Ltd.	4,739,000	4,027,856
	CITIC Securities Co. Ltd., Class H	1,731,800	3,369,835
	CMOC Group Ltd., Class H	3,243,966	1,934,737
	CNGR Advanced Material Co. Ltd., Class A	25,000	185,965
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	136,232
	CNOOC Energy Technology & Services Ltd., Class A	655,100	272,532
	Contemporary Amperex Technology Co. Ltd., Class A	191,436	4,860,905
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,854,000	1,966,226
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,706,299	4,786,481
	CRRC Corp. Ltd., Class H	2,592,000	1,079,889
Ω	CSC Financial Co. Ltd., Class H	595,000	535,788
	CSPC Pharmaceutical Group Ltd.	16,771,200	14,649,127
	Daqin Railway Co. Ltd., Class A	643,060	633,800
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	80,412	261,738
	Datang International Power Generation Co. Ltd., Class H	950,000	143,375
*	Deppon Logistics Co. Ltd., Class A	78,900	161,270
	DHC Software Co. Ltd., Class A	257,400	221,800
	Digital China Group Co. Ltd., Class A	47,500	202,201
	Do-Fluoride New Materials Co. Ltd., Class A	122,892	268,793
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	270,315
	Dongfang Electric Corp. Ltd., Class H	305,200	292,811
	Dongxing Securities Co. Ltd., Class A	282,318	308,735
	East Money Information Co. Ltd., Class A	544,473	1,136,067
	Ecovacs Robotics Co. Ltd., Class A	23,500	138,725
	ENN Energy Holdings Ltd.	629,000	4,764,764
	ENN Natural Gas Co. Ltd., Class A	244,700	577,489
	Eoptolink Technology, Inc.Ltd., Class A	10,100	43,557
	Eve Energy Co. Ltd., Class A	48,205	305,751
# Ω	Everbright Securities Co. Ltd., Class H	412,600	280,241
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	301,907
*	FAW Jiefang Group Co. Ltd., Class A	165,700	208,789
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	80,600	198,104
	First Capital Securities Co. Ltd., Class A	320,000	255,897
#	Flat Glass Group Co. Ltd., Class H	436,000	783,003
	Focus Media Information Technology Co. Ltd., Class A	727,597	687,774
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	186,467	959,655
	Fosun International Ltd.	856,222	512,997
	Founder Securities Co. Ltd., Class A	411,200	426,169
	Foxconn Industrial Internet Co. Ltd., Class A	389,600	784,979
	Fujian Funeng Co. Ltd., Class A	151,970	177,928
	Fujian Sunner Development Co. Ltd., Class A	97,163	238,972
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	783,200	3,570,680
Ω	Ganfeng Lithium Group Co. Ltd., Class H	705,799	2,535,070
	Gaona Aero Material Co. Ltd., Class A	40,880	120,938

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	G-bits Network Technology Xiamen Co. Ltd., Class A	3,000	$109,144
	GCL Energy Technology Co. Ltd., Class A	130,300	207,137
	GD Power Development Co. Ltd., Class A	524,300	260,811
	Geely Automobile Holdings Ltd.	10,501,000	11,922,045
	GEM Co. Ltd., Class A	275,176	220,493
	Gemdale Corp., Class A	289,000	203,946
	GF Securities Co. Ltd., Class H	1,027,600	1,337,896
	Giant Network Group Co. Ltd., Class A	85,600	138,212
	GigaDevice Semiconductor, Inc., Class A	22,974	336,477
	Ginlong Technologies Co. Ltd., Class A	18,825	172,705
	Glarun Technology Co. Ltd., Class A	69,600	135,953
	GoerTek, Inc., Class A	178,900	441,663
	Goke Microelectronics Co. Ltd., Class A	5,600	51,072
	Gongniu Group Co. Ltd., Class A	6,216	89,832
	GoodWe Technologies Co. Ltd., Class A	10,840	173,137
*	Gotion High-tech Co. Ltd., Class A	83,100	258,705
#	Great Wall Motor Co. Ltd., Class H	1,308,500	1,829,142
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	743,637
	GRG Banking Equipment Co. Ltd., Class A	142,000	226,597
	Guangdong Haid Group Co. Ltd., Class A	71,300	438,900
	Guangdong HEC Technology Holding Co. Ltd., Class A	235,900	229,469
	Guangdong Hongda Holdings Group Co. Ltd., Class A	25,700	75,634
	Guangdong Investment Ltd.	1,342,000	915,756
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	88,345
	Guanghui Energy Co. Ltd., Class A	771,700	792,215
	Guangzhou Automobile Group Co. Ltd., Class H	2,909,162	1,362,936
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	230,000	611,870
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	39,800	167,792
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	352,617
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	30,301	256,429
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	195,297
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	83,340	317,076
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	234,515
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	110,313
	Guosen Securities Co. Ltd., Class A	186,700	245,232
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	412,743
	Guoyuan Securities Co. Ltd., Class A	308,740	292,178
*	H World Group Ltd., ADR	86,463	3,256,197
*	H World Group Ltd.	485,500	1,824,962
Ω	Haidilao International Holding Ltd.	460,000	1,151,750
	Haier Smart Home Co. Ltd., Class A	258,200	784,497
	Haier Smart Home Co. Ltd., Class H	3,017,200	8,606,047
	Hainan Drinda New Energy Technology Co. Ltd., Class A	17,400	207,673
*	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	92,398
	Haitong Securities Co. Ltd., Class H	2,434,800	1,398,027
	Hang Zhou Great Star Industrial Co. Ltd., Class A	103,300	279,866
	Hangcha Group Co. Ltd., Class A	73,700	221,595
	Hangjin Technology Co. Ltd., Class A	47,700	237,724
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	269,878
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	26,794	149,622
	Hangzhou First Applied Material Co. Ltd., Class A	63,435	221,636
	Hangzhou Lion Electronics Co. Ltd., Class A	42,968	189,015
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	81,500	367,815
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	252,771
	Hangzhou Silan Microelectronics Co. Ltd., Class A	62,422	207,261
	Hangzhou Tigermed Consulting Co. Ltd., Class A	9,700	88,496
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	79,100	444,485
	Han’s Laser Technology Industry Group Co. Ltd., Class A	110,517	324,420
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	1,734,736

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Haohua Chemical Science & Technology Co. Ltd., Class A	15,000	$63,048
	Harbin Boshi Automation Co. Ltd., Class A	57,200	102,488
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	43,600	141,793
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	7,700	102,394
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	223,659
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	304,383
	Henan Shenhuo Coal & Power Co. Ltd., Class A	243,000	546,230
	Henan Shuanghui Investment & Development Co. Ltd., Class A	178,429	638,628
	Hengan International Group Co. Ltd.	36,500	122,249
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	237,176
*	Hengli Petrochemical Co. Ltd., Class A	262,200	525,255
	Hengtong Optic-electric Co. Ltd., Class A	143,100	258,010
*	Hengyi Petrochemical Co. Ltd., Class A	294,988	289,986
	Hesteel Co. Ltd., Class A	1,383,853	423,681
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	495,141
	Hongta Securities Co. Ltd., Class A	18,120	19,323
	Hoyuan Green Energy Co. Ltd., Class A	67,600	345,199
#* Ω	Hua Hong Semiconductor Ltd.	872,000	2,146,936
	Huadian Power International Corp. Ltd., Class H	1,134,000	455,330
	Huadong Medicine Co. Ltd., Class A	70,000	411,242
	Huafon Chemical Co. Ltd., Class A	349,483	346,542
	Huagong Tech Co. Ltd., Class A	30,400	117,476
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	536,983
	Hualan Biological Engineering, Inc., Class A	78,500	251,860
# *	Huaneng Power International, Inc., Class H	2,260,000	1,057,571
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,781,824
	Huaxi Securities Co. Ltd., Class A	251,400	272,393
	Huaxia Bank Co. Ltd., Class A	644,456	493,365
	Huayu Automotive Systems Co. Ltd., Class A	199,300	477,972
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	126,966
	Hubei Dinglong Co. Ltd., Class A	44,900	147,476
	Hubei Energy Group Co. Ltd., Class A	227,983	133,981
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	25,700	139,146
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	377,319
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	163,400	438,936
	Huizhou Desay Sv Automotive Co. Ltd., Class A	19,300	331,304
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	451,419
	Hunan Valin Steel Co. Ltd., Class A	694,400	553,226
	Hundsun Technologies, Inc., Class A	41,729	177,693
	IEIT Systems Co. Ltd., Class A	59,084	237,390
	Iflytek Co. Ltd., Class A	66,700	416,045
	IKD Co. Ltd., Class A	73,300	213,458
	Imeik Technology Development Co. Ltd., Class A	4,700	211,897
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	14,748,359
	Industrial Bank Co. Ltd., Class A	643,039	1,325,883
	Industrial Securities Co. Ltd., Class A	652,548	556,755
	Infore Environment Technology Group Co. Ltd., Class A	82,224	54,845
	Ingenic Semiconductor Co. Ltd., Class A	18,000	181,780
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	307,070
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	557,142
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	203,056	259,639
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	761,503	416,425
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,100	147,364
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	295,700	1,108,522
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	365,272
* Ω	Innovent Biologics, Inc.	537,000	3,164,626
	JA Solar Technology Co. Ltd., Class A	135,804	416,019
	Jason Furniture Hangzhou Co. Ltd., Class A	71,180	360,312

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JCET Group Co. Ltd., Class A	185,200	$781,577
* Ω	JD Health International, Inc.	543,050	2,466,684
	JD.com, Inc., ADR	124,763	3,171,475
	JD.com, Inc., Class A	1,150,871	14,631,204
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	312,267
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	269,614
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	927,325
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	86,423
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	447,798
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	1,047,385
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	118,502
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	56,412	451,032
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	162,440
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	113,903
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	257,675
	Jiangsu Pacific Quartz Co. Ltd., Class A	13,168	165,541
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	44,800	64,855
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	945,292
	Jiangsu Yangnong Chemical Co. Ltd., Class A	44,856	414,116
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	145,767
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	388,108
	Jiangsu Zhongtian Technology Co. Ltd., Class A	229,900	440,302
	Jiangxi Copper Co. Ltd., Class H	1,321,000	1,867,835
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	88,000	193,447
	Jinduicheng Molybdenum Co. Ltd., Class A	25,500	35,003
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	19,100	30,787
	JiuGui Liquor Co. Ltd., Class A	11,500	120,134
	Jizhong Energy Resources Co. Ltd., Class A	535,300	469,853
	JL Mag Rare-Earth Co. Ltd., Class A	74,560	168,654
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	315,123
	Joinn Laboratories China Co. Ltd., Class A	9,534	34,930
	Jointown Pharmaceutical Group Co. Ltd., Class A	376,299	366,183
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,800	132,284
	Juewei Food Co. Ltd., Class A	46,744	225,693
*	Juneyao Airlines Co. Ltd., Class A	70,540	140,645
	Keboda Technology Co. Ltd., Class A	6,200	57,409
	Kingsoft Corp. Ltd.	419,000	1,462,091
	Konfoong Materials International Co. Ltd., Class A	9,500	80,537
	Kuang-Chi Technologies Co. Ltd., Class A	51,300	98,118
	Kunlun Energy Co. Ltd.	7,170,000	5,973,352
*	Kunlun Tech Co. Ltd., Class A	28,500	122,643
	Kweichow Moutai Co. Ltd., Class A	55,993	12,895,393
*	KWG Living Group Holdings Ltd.	258,250	15,656
	Lao Feng Xiang Co. Ltd., Class A	41,600	353,994
	LB Group Co. Ltd., Class A	174,800	444,873
	Lenovo Group Ltd.	11,967,278	13,926,695
	Lens Technology Co. Ltd., Class A	362,600	647,759
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	284,885
	Levima Advanced Materials Corp., Class A	33,700	87,637
	Leyard Optoelectronic Co. Ltd., Class A	142,800	119,766
*	Li Auto, Inc., ADR	112,566	3,805,856
*	Li Auto, Inc., Class A	135,900	2,298,562
	Li Ning Co. Ltd.	3,112,000	9,536,422
	Lingyi iTech Guangdong Co., Class A	512,118	425,680
Ω	Longfor Group Holdings Ltd.	3,631,500	5,286,593
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	1,108,655
	Longshine Technology Group Co. Ltd., Class A	59,002	150,846
	Luxi Chemical Group Co. Ltd., Class A	236,400	366,931
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,383,962

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Luzhou Laojiao Co. Ltd., Class A	66,129	$1,936,860
	Mango Excellent Media Co. Ltd., Class A	135,592	468,666
	Maxscend Microelectronics Co. Ltd., Class A	13,700	282,643
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	242,414
* Ω	Meituan, Class B	1,414,140	20,045,441
	Metallurgical Corp. of China Ltd., Class H	4,641,000	920,292
	Ming Yang Smart Energy Group Ltd., Class A	138,104	263,998
	MINISO Group Holding Ltd.	284,000	1,826,171
	Montage Technology Co. Ltd., Class A	27,314	205,905
	Muyuan Foods Co. Ltd., Class A	287,257	1,481,333
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	348,272
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	128,646	222,476
	NARI Technology Co. Ltd., Class A	299,642	925,152
	NAURA Technology Group Co. Ltd., Class A	11,700	410,331
*	NavInfo Co. Ltd., Class A	134,350	183,758
	NetEase, Inc., ADR	193,704	20,710,832
	NetEase, Inc.	159,100	3,404,986
	New China Life Insurance Co. Ltd., Class H	1,010,500	2,216,693
*	New Hope Liuhe Co. Ltd., Class A	198,866	275,966
	Newland Digital Technology Co. Ltd., Class A	58,300	136,349
	Ninestar Corp., Class A	84,651	283,949
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	3,600	13,293
	Ningbo Joyson Electronic Corp., Class A	126,400	325,928
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	179,299
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	49,742	301,313
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	241,343
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	385,535
	Ningbo Xusheng Group Co. Ltd., Class A	36,400	88,012
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	106,007
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	631,535
*	NIO, Inc., ADR	189,636	1,384,343
# *	NIO, Inc., Class A	324,150	2,373,176
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	170,213
*	Offcn Education Technology Co. Ltd., Class A	280,212	151,350
	Offshore Oil Engineering Co. Ltd., Class A	334,000	283,761
*	OFILM Group Co. Ltd., Class A	114,200	159,370
	Oppein Home Group, Inc., Class A	28,195	335,497
	Orient Overseas International Ltd.	224,500	2,830,898
Ω	Orient Securities Co. Ltd., Class H	898,800	418,731
	Ovctek China, Inc., Class A	43,852	151,216
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	224,521
*	PDD Holdings, Inc., ADR	122,979	12,472,530
	People.cn Co. Ltd., Class A	36,600	162,261
	People’s Insurance Co. Group of China Ltd. , Class H	7,081,000	2,336,442
	Perfect World Co. Ltd., Class A	131,785	216,302
	PetroChina Co. Ltd., Class H	17,336,000	11,315,472
Ω	Pharmaron Beijing Co. Ltd., Class H	118,425	282,696
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,223,445
	Ping An Bank Co. Ltd., Class A	722,500	1,033,376
	Ping An Insurance Group Co. of China Ltd., Class H	4,658,000	23,627,589
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	360,800	493,574
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	675,246
Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	2,036,586
	Power Construction Corp. of China Ltd., Class A	583,011	419,215
	Pylon Technologies Co. Ltd., Class A	14,877	231,630
	Qianhe Condiment & Food Co. Ltd., Class A	34,260	83,111
Ω	Qingdao Port International Co. Ltd., Class H	69,000	34,469
*	Qingdao Rural Commercial Bank Corp., Class A	691,706	256,294
*	Qingdao Sentury Tire Co. Ltd., Class A	53,900	224,210

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	$192,161
*	Qinghai Salt Lake Industry Co. Ltd., Class A	161,100	372,971
	Raytron Technology Co. Ltd., Class A	17,317	111,513
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	111,709
	Risen Energy Co. Ltd., Class A	84,004	203,976
	Rockchip Electronics Co. Ltd., Class A	9,500	84,646
	Rongsheng Petrochemical Co. Ltd., Class A	453,094	705,684
*	Sai Micro Electronics, Inc., Class A	41,400	136,368
	SAIC Motor Corp. Ltd., Class A	236,045	468,654
	Sailun Group Co. Ltd., Class A	260,200	399,527
	Sanan Optoelectronics Co. Ltd., Class A	86,000	175,029
*	Sangfor Technologies, Inc., Class A	11,800	135,363
	Sany Heavy Industry Co. Ltd., Class A	286,434	566,346
*	Satellite Chemical Co. Ltd., Class A	345,661	768,225
	SDIC Power Holdings Co. Ltd., Class A	251,000	418,658
	Sealand Securities Co. Ltd., Class A	328,190	161,980
*	Seazen Holdings Co. Ltd., Class A	173,200	281,251
*	Seres Group Co. Ltd., Class A	57,600	642,869
	SF Holding Co. Ltd., Class A	232,461	1,247,222
	SG Micro Corp., Class A	13,715	168,170
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,712,650
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	546,450	602,555
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	216,441
# Ω	Shandong Gold Mining Co. Ltd., Class H	488,250	914,701
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	388,610
	Shandong Hi-speed Co. Ltd., Class A	59,700	54,086
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	614,183
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	356,352
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	385,632
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	202,876
	Shandong Publishing & Media Co. Ltd., Class A	123,900	139,834
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	451,179
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	9,000	84,957
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,326,400	2,159,345
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	125,387
	Shanghai Baosight Software Co. Ltd., Class A	74,599	434,993
	Shanghai Construction Group Co. Ltd., Class A	770,676	277,120
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	630,322
	Shanghai Electric Power Co. Ltd., Class A	119,200	142,382
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	411,000	948,362
*	Shanghai International Airport Co. Ltd., Class A	31,700	161,262
	Shanghai International Port Group Co. Ltd., Class A	38,400	26,245
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	52,200	234,365
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	211,577
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	129,370
	Shanghai M&G Stationery, Inc., Class A	45,969	243,540
	Shanghai Moons’ Electric Co. Ltd., Class A	13,000	117,169
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,454,800
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	822,766
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	75,256	257,428
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	382,544
	Shanghai Rural Commercial Bank Co. Ltd., Class A	294,300	239,756
	Shanghai Stonehill Technology Co. Ltd., Class A	405,200	155,231
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	273,016
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	282,159	250,650
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	366,756
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	631,030	746,346
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	332,530	865,076
*	Shanxi Meijin Energy Co. Ltd., Class A	464,717	445,568

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Securities Co. Ltd., Class A	216,280	$166,118
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	287,902
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,874,779
	Shede Spirits Co. Ltd., Class A	13,900	218,851
	Shenghe Resources Holding Co. Ltd., Class A	162,900	238,144
	Shengyi Technology Co. Ltd., Class A	162,200	390,005
	Shennan Circuits Co. Ltd., Class A	31,982	304,232
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	259,792
	Shenzhen Capchem Technology Co. Ltd., Class A	42,140	254,281
	Shenzhen Dynanonic Co. Ltd., Class A	9,044	97,268
	Shenzhen Energy Group Co. Ltd., Class A	235,019	198,480
	Shenzhen Envicool Technology Co. Ltd., Class A	17,500	61,361
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	211,811
	Shenzhen Gas Corp. Ltd., Class A	150,500	139,569
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	334,773
	Shenzhen Kaifa Technology Co. Ltd., Class A	86,300	202,998
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	41,240	170,996
	Shenzhen Kedali Industry Co. Ltd., Class A	17,166	213,205
	Shenzhen Kinwong Electronic Co. Ltd., Class A	84,764	256,427
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	50,700	180,837
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	1,941,462
	Shenzhen MTC Co. Ltd., Class A	411,800	301,766
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	203,058
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	566,280	279,849
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	158,029
	Shenzhen SC New Energy Technology Corp., Class A	12,566	125,422
	Shenzhen SED Industry Co. Ltd., Class A	30,800	80,690
	Shenzhen Senior Technology Material Co. Ltd., Class A	25,101	52,728
	Shenzhen Sunlord Electronics Co. Ltd., Class A	59,300	236,684
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	246,102
	Shenzhen Transsion Holdings Co. Ltd., Class A	26,512	487,197
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	102,671	368,557
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	232,673
	Shenzhou International Group Holdings Ltd.	604,600	5,938,665
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	153,056	464,962
*	Siasun Robot & Automation Co. Ltd., Class A	65,000	99,836
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	300,621
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,111,800	361,840
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	485,660
*	Sichuan New Energy Power Co. Ltd., Class A	41,100	65,842
	Sichuan Road & Bridge Group Co. Ltd., Class A	370,440	390,398
	Sichuan Swellfun Co. Ltd., Class A	23,700	198,058
	Sichuan Yahua Industrial Group Co. Ltd., Class A	69,300	133,471
	Sieyuan Electric Co. Ltd., Class A	49,100	330,920
	Sino Biopharmaceutical Ltd.	16,293,500	6,329,682
	Sinoma International Engineering Co., Class A	254,900	343,716
	Sinoma Science & Technology Co. Ltd., Class A	190,294	449,861
	Sinomine Resource Group Co. Ltd., Class A	67,100	343,032
	Sinopharm Group Co. Ltd., Class H	2,432,000	5,815,598
	Sinosoft Co. Ltd., Class A	37,280	156,017
	Sinotruk Jinan Truck Co. Ltd., Class A	65,600	132,226
*	Skshu Paint Co. Ltd., Class A	16,707	135,992
# Ω	Smoore International Holdings Ltd.	1,053,000	811,503
	Songcheng Performance Development Co. Ltd., Class A	85,200	127,941
	Sonoscape Medical Corp., Class A	15,300	100,881
	SooChow Securities Co. Ltd., Class A	334,850	367,147
	Southwest Securities Co. Ltd., Class A	707,636	396,619
	SPIC Industry-Finance Holdings Co. Ltd., Class A	71,500	40,673
	StarPower Semiconductor Ltd., Class A	4,300	101,220

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	State Grid Information & Communication Co. Ltd., Class A	75,800	$142,987
*	STO Express Co. Ltd., Class A	94,000	122,863
	Sungrow Power Supply Co. Ltd., Class A	46,800	539,307
	Sunny Optical Technology Group Co. Ltd.	837,800	7,019,027
	Sunresin New Materials Co. Ltd., Class A	21,875	162,560
	Sunwoda Electronic Co. Ltd., Class A	101,700	223,991
	Suofeiya Home Collection Co. Ltd., Class A	27,570	67,850
	SUPCON Technology Co. Ltd., Class A	7,794	46,505
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	152,400	390,285
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,461	123,192
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	156,444
	Taiji Computer Corp. Ltd., Class A	28,500	111,742
*	Talkweb Information System Co. Ltd., Class A	44,100	102,189
	Tangshan Jidong Cement Co. Ltd., Class A	321,700	314,518
	TangShan Port Group Co. Ltd., Class A	531,500	258,711
	TBEA Co. Ltd., Class A	282,620	540,865
*	TCL Technology Group Corp., Class A	645,098	346,874
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	179,250	452,541
	Tencent Holdings Ltd.	3,804,300	140,792,312
*	Tencent Music Entertainment Group, ADR	730,433	5,302,944
	Thunder Software Technology Co. Ltd., Class A	13,300	127,791
	Tian Di Science & Technology Co. Ltd., Class A	466,820	329,210
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	204,820
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	46,100	188,062
*	Tianma Microelectronics Co. Ltd., Class A	161,455	216,310
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	376,153
	Tianshui Huatian Technology Co. Ltd., Class A	233,700	285,416
	Tingyi Cayman Islands Holding Corp.	2,448,000	3,249,260
*	Titan Wind Energy Suzhou Co. Ltd., Class A	142,000	258,984
	TongFu Microelectronics Co. Ltd., Class A	167,000	468,870
*	Tongkun Group Co. Ltd., Class A	157,809	311,715
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	429,199
	Tongwei Co. Ltd., Class A	228,800	854,633
*	Topchoice Medical Corp., Class A	13,300	162,965
	TravelSky Technology Ltd., Class H	183,000	289,091
	Trina Solar Co. Ltd., Class A	72,422	295,717
*	Trip.com Group Ltd., ADR	329,607	11,206,638
*	Trip.com Group Ltd.	99,700	3,397,937
	Tsingtao Brewery Co. Ltd., Class H	574,000	4,352,944
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	389,702
*	Unisplendour Corp. Ltd., Class A	98,960	265,533
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	219,251
	Valiant Co. Ltd., Class A	56,000	131,493
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	170,584
*	Vipshop Holdings Ltd., ADR	534,579	7,623,097
	Walvax Biotechnology Co. Ltd., Class A	54,200	172,541
	Wangsu Science & Technology Co. Ltd., Class A	165,500	158,726
	Wanhua Chemical Group Co. Ltd., Class A	185,000	2,244,062
	Want Want China Holdings Ltd.	6,370,000	3,958,060
	Wanxiang Qianchao Co. Ltd., Class A	217,200	153,562
	Weichai Power Co. Ltd., Class H	2,380,800	3,563,631
	Weihai Guangwei Composites Co. Ltd., Class A	71,426	250,151
	Wens Foodstuffs Group Co. Ltd., Class A	344,480	884,700
	Western Securities Co. Ltd., Class A	238,600	217,181
	Western Superconducting Technologies Co. Ltd., Class A	29,292	183,664
	Wharf Holdings Ltd.	923,000	2,342,063
	Will Semiconductor Co. Ltd. Shanghai, Class A	27,921	421,255
*	Wingtech Technology Co. Ltd., Class A	85,948	585,023
	Winner Medical Co. Ltd., Class A	39,997	219,661

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wolong Electric Group Co. Ltd., Class A	143,200	$219,872
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	384,403
	Wuhan DR Laser Technology Corp. Ltd., Class A	11,416	102,831
	Wuhan Guide Infrared Co. Ltd., Class A	138,893	150,457
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	115,341
	Wuhu Token Science Co. Ltd., Class A	57,430	50,724
	Wuliangye Yibin Co. Ltd., Class A	174,006	3,709,187
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	426,299
# Ω	WuXi AppTec Co. Ltd., Class H	189,760	2,280,259
	Wuxi Autowell Technology Co. Ltd., Class A	10,020	187,188
* Ω	Wuxi Biologics Cayman, Inc.	1,311,500	8,154,564
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	62,000	237,698
	XCMG Construction Machinery Co. Ltd., Class A	472,203	369,820
	Xiamen C & D, Inc., Class A	197,100	263,368
	Xiamen Faratronic Co. Ltd., Class A	12,100	165,111
	Xiamen ITG Group Corp. Ltd., Class A	163,430	153,503
	Xiamen Tungsten Co. Ltd., Class A	157,480	364,961
	Xiamen Xiangyu Co. Ltd., Class A	213,900	187,498
	Xi’an Triangle Defense Co. Ltd., Class A	14,584	57,236
	Xiangcai Co. Ltd., Class A	98,400	109,500
* Ω	Xiaomi Corp., Class B	10,152,800	18,204,201
*	Xinfengming Group Co. Ltd., Class A	153,500	264,332
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	88,478
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	191,600	175,379
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	137,303
	Xinyi Solar Holdings Ltd.	7,595,103	4,469,786
*	XPeng, Inc., Class A	622,400	4,522,841
	Xuji Electric Co. Ltd., Class A	90,600	212,892
Ω	Yadea Group Holdings Ltd.	1,260,000	2,299,951
	Yangling Metron New Material, Inc., Class A	56,940	310,553
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	271,025
	Yankuang Energy Group Co. Ltd., Class H	3,571,000	6,201,961
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	31,645
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	97,155	379,877
	Yealink Network Technology Corp. Ltd., Class A	63,476	289,585
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	175,260
	Yifeng Pharmacy Chain Co. Ltd., Class A	55,167	247,122
	Yintai Gold Co. Ltd., Class A	195,817	362,276
	YongXing Special Materials Technology Co. Ltd., Class A	44,870	306,875
	Yonyou Network Technology Co. Ltd., Class A	83,500	187,020
	Youngor Group Co. Ltd., Class A	340,604	314,312
	YTO Express Group Co. Ltd., Class A	347,700	645,670
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	180,512
	Yum China Holdings, Inc.	281,932	14,811,744
	Yunda Holding Co. Ltd., Class A	358,790	447,190
	Yunnan Aluminium Co. Ltd., Class A	373,200	709,416
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	380,344
	Yunnan Copper Co. Ltd., Class A	308,200	464,698
	Yunnan Energy New Material Co. Ltd., Class A	36,162	331,909
	Yunnan Tin Co. Ltd., Class A	202,000	390,193
	Zangge Mining Co. Ltd., Class A	103,900	317,968
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	857,226
	Zhefu Holding Group Co. Ltd., Class A	607,423	307,171
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	367,641
	Zhejiang Cfmoto Power Co. Ltd., Class A	5,600	76,182
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	345,974
	Zhejiang Chint Electrics Co. Ltd., Class A	144,821	457,601
	Zhejiang Dahua Technology Co. Ltd., Class A	109,713	306,239
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	211,271

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co. Ltd., Class A	143,800	$212,169
	Zhejiang HangKe Technology, Inc. Co., Class A	6,731	22,610
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	200,640	443,629
	Zhejiang Huayou Cobalt Co. Ltd., Class A	72,211	363,425
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	321,119
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,300	41,246
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	223,436
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	71,600	290,967
	Zhejiang Juhua Co. Ltd., Class A	174,900	362,089
	Zhejiang NHU Co. Ltd., Class A	300,188	663,734
	Zhejiang Semir Garment Co. Ltd., Class A	245,100	204,485
	Zhejiang Supor Co. Ltd., Class A	38,403	263,327
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	187,803	460,640
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	62,534	140,949
	Zheshang Securities Co. Ltd., Class A	270,063	371,932
	Zhongji Innolight Co. Ltd., Class A	20,527	247,285
	Zhongjin Gold Corp. Ltd., Class A	428,700	637,320
	Zhongsheng Group Holdings Ltd.	1,386,000	3,200,683
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	542,300	1,750,201
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	297,261
	Zijin Mining Group Co. Ltd., Class H	5,099,000	7,887,698
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,785,800	928,403
	ZTE Corp., Class H	535,885	1,190,874
	ZTO Express Cayman, Inc., ADR	260,448	6,138,759
	ZTO Express Cayman, Inc.	10,600	248,279

TOTAL CHINA			1,132,191,971

COLOMBIA — (0.1%)
	BAC Holding International Corp.	1,290,635	65,222
	Banco de Bogota SA	3,890	23,533
	Bancolombia SA, Sponsored ADR	62,399	1,583,687
	Bancolombia SA	109,898	783,651
	Ecopetrol SA	1,352,199	796,010
	Grupo Argos SA	220,329	477,486
	Grupo Energia Bogota SA ESP	372,477	150,674
	Grupo Nutresa SA	1,014	12,012
	Interconexion Electrica SA ESP	157,003	553,096

TOTAL COLOMBIA			4,445,371

CZECH REPUBLIC — (0.2%)
	CEZ AS	106,811	4,572,212
	Komercni Banka AS.	71,546	2,096,909
Ω	Moneta Money Bank AS	450,001	1,739,782
	Philip Morris CR AS	45	30,982

TOTAL CZECH REPUBLIC			8,439,885

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	1,466,327	1,668,825

GREECE — (0.5%)
*	Alpha Services & Holdings SA	2,202,659	3,297,232
*	Eurobank Ergasias Services & Holdings SA, Class A	1,471,096	2,404,542
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	136,397	1,911,793
	Helleniq Energy Holdings SA	91,718	673,412
	JUMBO SA	96,587	2,541,258
	Motor Oil Hellas Corinth Refineries SA	102,332	2,437,301
	Mytilineos SA	67,692	2,507,610

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
*	National Bank of Greece SA	286,179	$1,639,047
	OPAP SA	113,020	1,914,365
*	Piraeus Financial Holdings SA	506,375	1,500,969
*	Public Power Corp. SA	82,491	841,990
	Terna Energy SA	39,019	585,512

TOTAL GREECE			22,255,031

HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0

HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	832,401	6,626,015
	OTP Bank Nyrt	113,855	4,237,683
	Richter Gedeon Nyrt	95,766	2,245,987

TOTAL HUNGARY			13,109,685

INDIA — (16.9%)
	3M India Ltd.	310	111,111
	Aarti Industries Ltd.	93,252	508,536
*	Aarti Pharmalabs Ltd.	45,595	211,280
	ABB India Ltd.	22,884	1,129,668
	ACC Ltd.	72,319	1,639,078
*	Adani Energy Solutions Ltd.	70,670	651,387
	Adani Enterprises Ltd.	47,602	1,313,944
*	Adani Green Energy Ltd.	67,313	733,630
	Adani Ports & Special Economic Zone Ltd.	377,815	3,563,106
*	Adani Power Ltd.	716,345	3,138,580
	Adani Total Gas Ltd.	76,045	514,358
*	Aditya Birla Capital Ltd.	775,396	1,605,021
	AIA Engineering Ltd.	13,588	575,325
	Alkem Laboratories Ltd.	17,972	803,340
	Ambuja Cements Ltd.	409,686	2,087,883
	APL Apollo Tubes Ltd.	124,718	2,350,589
	Apollo Hospitals Enterprise Ltd.	68,554	3,987,687
	Ashok Leyland Ltd.	1,758,099	3,545,688
	Asian Paints Ltd.	220,693	7,958,389
	Astral Ltd.	135,420	3,013,993
Ω	AU Small Finance Bank Ltd.	165,427	1,330,882
	Aurobindo Pharma Ltd.	292,903	2,986,758
* Ω	Avenue Supermarts Ltd.	53,575	2,338,587
	Axis Bank Ltd.	1,479,255	17,430,034
	Bajaj Auto Ltd.	56,952	3,637,082
	Bajaj Finance Ltd.	139,763	12,585,919
	Bajaj Finserv Ltd.	159,010	2,996,331
	Bajaj Holdings & Investment Ltd.	35,975	2,985,868
	Balkrishna Industries Ltd.	110,491	3,389,753
Ω	Bandhan Bank Ltd.	623,151	1,604,224
	Bank of Baroda	970,898	2,286,964
	Bank of India	261,403	300,466
	Berger Paints India Ltd.	254,104	1,704,199
	Bharat Electronics Ltd.	4,884,542	7,840,168
	Bharat Forge Ltd.	273,929	3,368,885
	Bharat Heavy Electricals Ltd.	741,462	1,076,124
	Bharat Petroleum Corp. Ltd.	386,563	1,623,083
	Bharti Airtel Ltd.	1,469,776	16,135,794
	Biocon Ltd.	51,310	135,560
	Bosch Ltd.	4,746	1,111,958
	Britannia Industries Ltd.	54,714	2,911,547

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Canara Bank	404,587	$1,865,064
	CG Power & Industrial Solutions Ltd.	580,808	2,713,703
	Cholamandalam Investment & Finance Co. Ltd.	318,003	4,359,116
	Cipla Ltd.	490,971	7,095,689
	Coal India Ltd.	649,232	2,448,728
	Colgate-Palmolive India Ltd.	122,914	3,119,512
	Container Corp. of India Ltd.	293,158	2,424,336
	Coromandel International Ltd.	60,562	758,682
	Cummins India Ltd.	81,546	1,646,890
	Dabur India Ltd.	338,762	2,151,619
	Dalmia Bharat Ltd.	53,653	1,356,803
	Deepak Nitrite Ltd.	86,786	2,073,143
	Divi’s Laboratories Ltd.	77,321	3,152,870
	DLF Ltd.	478,113	3,233,177
	Dr Reddy’s Laboratories Ltd., ADR	102,286	6,661,887
	Dr Reddy’s Laboratories Ltd.	33,811	2,180,873
	Eicher Motors Ltd.	83,146	3,291,201
	Escorts Kubota Ltd.	9,138	344,719
	Federal Bank Ltd.	291,748	492,907
*	FSN E-Commerce Ventures Ltd.	44,049	73,764
	GAIL India Ltd.	2,185,978	3,147,864
	GAIL India Ltd., GDR	137,335	1,200,601
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	412,356
*	GMR Airports Infrastructure Ltd.	761,651	499,753
*	Godrej Consumer Products Ltd.	200,135	2,387,139
*	Godrej Properties Ltd.	98,262	1,962,276
	Grasim Industries Ltd.	235,894	5,352,223
	Gujarat Fluorochemicals Ltd.	15,556	517,936
	Gujarat Gas Ltd.	39,922	196,678
	Havells India Ltd.	123,761	1,857,134
	HCL Technologies Ltd.	630,703	9,670,198
Ω	HDFC Asset Management Co. Ltd.	65,319	2,150,255
	HDFC Bank Ltd.	1,841,080	32,635,910
Ω	HDFC Life Insurance Co. Ltd.	302,310	2,255,021
	Hero MotoCorp Ltd.	161,029	5,982,750
	Hindalco Industries Ltd.	1,519,706	8,398,439
	Hindustan Aeronautics Ltd.	147,012	3,220,762
*	Hindustan Petroleum Corp. Ltd.	547,972	1,630,924
	Hindustan Unilever Ltd.	440,646	13,150,373
	Honeywell Automation India Ltd.	641	276,914
	ICICI Bank Ltd., Sponsored ADR	649,989	14,423,245
	ICICI Bank Ltd.	1,390,129	15,309,796
Ω	ICICI Lombard General Insurance Co. Ltd.	167,253	2,771,162
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,150,939
*	IDFC First Bank Ltd.	3,319,317	3,302,566
	Indian Bank	148,926	749,756
	Indian Hotels Co. Ltd.	537,609	2,479,327
	Indian Oil Corp. Ltd.	1,227,595	1,326,834
*	Indian Overseas Bank	329,626	156,113
	Indian Railway Catering & Tourism Corp. Ltd.	293,699	2,348,935
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	1,155,447
	Indraprastha Gas Ltd.	248,390	1,141,145
*	Indus Towers Ltd.	1,229,664	2,552,012
	IndusInd Bank Ltd.	321,664	5,571,194
	Info Edge India Ltd.	58,077	2,861,123
	Infosys Ltd., Sponsored ADR	429,715	7,055,920
	Infosys Ltd.	1,779,532	29,305,332
* Ω	InterGlobe Aviation Ltd.	44,987	1,330,284
	ITC Ltd.	1,903,270	9,798,305

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Steel & Power Ltd.	650,292	$4,951,430
*	Jio Financial Services Ltd.	1,374,995	3,602,686
	JSW Energy Ltd.	465,178	2,152,198
	JSW Steel Ltd.	780,793	6,901,480
	Jubilant Foodworks Ltd.	480,298	2,881,055
	Kansai Nerolac Paints Ltd.	136,203	515,323
	Kotak Mahindra Bank Ltd.	438,632	9,151,592
	KPIT Technologies Ltd.	11,527	169,666
	L&T Finance Holdings Ltd.	132,741	211,759
Ω	L&T Technology Services Ltd.	25,917	1,302,658
	Larsen & Toubro Ltd.	312,497	10,974,332
	Linde India Ltd.	5,792	416,237
Ω	LTIMindtree Ltd.	54,077	3,291,764
	Lupin Ltd.	226,834	3,066,749
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,369,445
	Mahindra & Mahindra Ltd.	967,659	17,021,272
	Marico Ltd.	535,354	3,440,409
	Maruti Suzuki India Ltd.	41,842	5,223,931
*	Max Financial Services Ltd.	54,912	601,365
	Max Healthcare Institute Ltd.	462,071	3,181,058
	Motherson Sumi Wiring India Ltd.	1,855,705	1,337,988
	Mphasis Ltd.	110,209	2,811,811
	MRF Ltd.	2,139	2,788,264
	Muthoot Finance Ltd.	242,710	3,811,251
	Nestle India Ltd.	20,232	5,895,663
	NHPC Ltd.	1,368,368	830,930
	NMDC Ltd.	1,435,468	2,659,459
* ††	NMDC Steel Ltd.	1,251,805	604,812
	NTPC Ltd.	1,678,002	4,763,108
	Oberoi Realty Ltd.	101,713	1,387,962
	Oil & Natural Gas Corp. Ltd.	1,039,190	2,322,779
	One 97 Communications Ltd.	115,063	1,267,602
	Oracle Financial Services Software Ltd.	32,810	1,526,649
	Page Industries Ltd.	7,482	3,389,430
	Patanjali Foods Ltd.	1,453	23,965
	Persistent Systems Ltd.	53,578	3,961,929
	Petronet LNG Ltd.	1,564,099	3,737,812
	Phoenix Mills Ltd.	1,031	22,552
	PI Industries Ltd.	68,216	2,779,295
	Pidilite Industries Ltd.	83,120	2,456,114
*	Piramal Pharma Ltd.	467,098	583,384
	Polycab India Ltd.	38,883	2,295,408
	Poonawalla Fincorp Ltd.	66,198	280,516
	Power Finance Corp. Ltd.	1,781,182	5,282,445
	Power Grid Corp. of India Ltd.	1,905,294	4,616,009
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	2,138,399
	Punjab National Bank	1,858,882	1,628,230
	REC Ltd.	1,954,705	6,761,140
	Reliance Industries Ltd.	1,374,995	37,827,485
	Samvardhana Motherson International Ltd.	3,661,067	4,043,381
	SBI Cards & Payment Services Ltd.	189,655	1,707,310
Ω	SBI Life Insurance Co. Ltd.	140,554	2,312,036
	Schaeffler India Ltd.	25,819	873,856
	Shree Cement Ltd.	5,296	1,637,317
	Shriram Finance Ltd.	254,074	5,750,298
	Siemens Ltd.	25,712	1,031,847
	Solar Industries India Ltd.	20,366	1,339,118
	SRF Ltd.	163,573	4,298,865
	State Bank of India	981,059	6,671,087

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	State Bank of India, GDR	3,115	$210,885
	Steel Authority of India Ltd.	1,548,994	1,561,669
	Sun Pharmaceutical Industries Ltd.	438,723	5,716,964
	Sundaram Finance Holdings Ltd.	40,687	60,980
	Sundaram Finance Ltd.	12,787	489,875
	Supreme Industries Ltd.	43,336	2,253,722
*	Suzlon Energy Ltd.	5,849,480	2,159,756
Ω	Syngene International Ltd.	22,323	182,332
	Tata Chemicals Ltd.	90,622	1,043,145
	Tata Communications Ltd.	108,655	2,166,645
	Tata Consultancy Services Ltd.	551,248	22,336,702
	Tata Consumer Products Ltd.	353,884	3,827,152
	Tata Elxsi Ltd.	32,921	3,024,645
	Tata Motors Ltd.	1,173,573	8,875,996
	Tata Power Co. Ltd.	816,496	2,349,151
	Tata Steel Ltd.	11,675,250	16,681,472
	Tech Mahindra Ltd.	623,287	8,493,107
	Thermax Ltd.	2,880	97,788
	Titan Co. Ltd.	188,444	7,233,995
	Torrent Pharmaceuticals Ltd.	137,581	3,191,228
	Torrent Power Ltd.	1,947	17,007
	Trent Ltd.	137,527	3,568,557
	Tube Investments of India Ltd.	94,287	3,571,728
	TVS Motor Co. Ltd.	167,179	3,197,096
	UltraTech Cement Ltd.	56,447	5,724,700
	Union Bank of India Ltd.	1,384,575	1,684,624
	United Breweries Ltd.	45,973	893,215
*	United Spirits Ltd.	236,027	2,922,207
	UNO Minda Ltd.	106,245	749,441
	UPL Ltd.	1,025,813	6,661,788
	Varun Beverages Ltd.	313,667	3,447,733
	Vedanta Ltd.	1,321,724	3,439,558
*	Vodafone Idea Ltd.	4,069,487	579,341
	Voltas Ltd.	106,939	1,074,194
	Wipro Ltd.	1,126,310	5,185,474
*	Yes Bank Ltd.	8,582,206	1,649,985
*	Zomato Ltd.	3,519,490	4,436,712
	Zydus Lifesciences Ltd.	252,848	1,749,423

TOTAL INDIA			744,756,310

INDONESIA — (2.0%)
	Adaro Energy Indonesia Tbk. PT	27,812,400	4,487,507
	Aneka Tambang Tbk. PT	8,145,300	872,715
	Astra International Tbk. PT	19,692,910	7,163,878
	Bank Central Asia Tbk. PT	28,212,600	15,542,902
*	Bank Jago Tbk. PT	1,256,300	124,735
	Bank Mandiri Persero Tbk. PT	22,586,068	8,068,919
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	3,562,725
	Bank Rakyat Indonesia Persero Tbk. PT	31,428,776	9,827,272
	Bank Syariah Indonesia Tbk. PT	10,831,923	1,023,447
	Barito Pacific Tbk. PT	12,994,656	920,849
	Bukit Asam Tbk. PT	6,632,200	1,035,273
*	Bumi Resources Tbk. PT	83,621,200	595,014
*	Capital Financial Indonesia Tbk. PT	5,193,000	181,281
*	Charoen Pokphand Indonesia Tbk. PT	4,731,200	1,727,780
	Dayamitra Telekomunikasi PT	2,347,400	91,575
	Elang Mahkota Teknologi Tbk. PT	4,000,100	126,030
*	GoTo Gojek Tokopedia Tbk. PT	10,149,900	38,400
	Gudang Garam Tbk. PT	458,300	671,729

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Indah Kiat Pulp & Paper Tbk. PT	3,417,500	$2,065,545
	Indo Tambangraya Megah Tbk. PT	632,000	1,055,591
	Indocement Tunggal Prakarsa Tbk. PT	1,423,200	831,382
	Indofood CBP Sukses Makmur Tbk. PT	1,193,300	777,760
	Indofood Sukses Makmur Tbk. PT	5,697,800	2,385,404
	Indosat Tbk. PT	1,204,300	716,750
	Kalbe Farma Tbk. PT	11,571,700	1,230,703
	Mayora Indah Tbk. PT	3,692,025	662,826
	Medco Energi Internasional Tbk. PT	7,030,800	565,242
*	Merdeka Copper Gold Tbk. PT	5,723,395	802,739
	Mitra Keluarga Karyasehat Tbk. PT	4,953,600	854,158
*	MNC Digital Entertainment Tbk. PT	387,300	73,441
	Perusahaan Gas Negara Tbk. PT	2,712,100	214,428
	Sarana Menara Nusantara Tbk. PT	23,708,700	1,329,684
	Semen Indonesia Persero Tbk. PT	4,306,129	1,654,642
	Sinar Mas Agro Resources & Technology Tbk. PT	944,300	254,401
	Sumber Alfaria Trijaya Tbk. PT	10,728,700	1,952,588
	Telkom Indonesia Persero Tbk. PT	22,978,700	5,037,292
	Tower Bersama Infrastructure Tbk. PT	5,424,400	706,715
	Transcoal Pacific Tbk. PT	973,200	534,284
	Unilever Indonesia Tbk. PT	4,594,500	1,047,585
	United Tractors Tbk. PT	2,925,996	4,630,412
	Vale Indonesia Tbk. PT	2,721,600	848,186
	XL Axiata Tbk. PT	3,617,939	517,169

TOTAL INDONESIA			86,810,958

KUWAIT — (0.4%)
*	Agility Public Warehousing Co. KSC	964,285	1,639,082
	Al Ahli Bank of Kuwait KSCP	47,078	32,557
	Boubyan Bank KSCP	533,805	1,010,857
	Burgan Bank SAK	347,135	182,850
	Gulf Bank KSCP	1,367,669	1,047,463
	Kuwait Finance House KSCP	2,989,291	6,607,449
	Kuwait Telecommunications Co.	264,640	453,253
	Mabanee Co. KPSC	308,354	822,078
	Mobile Telecommunications Co. KSCP	880,533	1,368,675
	National Bank of Kuwait SAKP	1,836,165	5,203,803
	National Industries Group Holding SAK	55,839	32,119
	Warba Bank KSCP	553,754	307,790

TOTAL KUWAIT			18,707,976

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	754,000	542,995
#	AMMB Holdings Bhd.	2,141,259	1,717,809
	Axiata Group Bhd.	2,927,932	1,339,646
	Bank Islam Malaysia Bhd.	152,155	68,690
	Batu Kawan Bhd.	124,700	536,215
	Bursa Malaysia Bhd.	349,100	497,545
#	Carlsberg Brewery Malaysia Bhd., Class B	149,300	623,466
	CELCOMDIGI Bhd.	1,985,320	1,762,885
	CIMB Group Holdings Bhd.	3,067,470	3,675,126
	D&O Green Technologies Bhd.	354,500	243,993
#	Dialog Group Bhd.	2,206,018	995,335
	FGV Holdings Bhd.	168,700	46,355
#	Fraser & Neave Holdings Bhd.	137,200	751,584
#	Gamuda Bhd.	2,136,513	2,081,508
	Genting Bhd.	1,808,100	1,529,984
#	Genting Malaysia Bhd.	2,150,900	1,092,995

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Genting Plantations Bhd.	150,600	$171,281
# *	Greatech Technology Bhd.	187,500	182,119
#	HAP Seng Consolidated Bhd.	696,400	717,842
	Hartalega Holdings Bhd.	1,492,400	648,415
#	Heineken Malaysia Bhd.	143,700	719,172
#	Hong Leong Bank Bhd.	259,166	1,055,271
#	Hong Leong Financial Group Bhd.	243,883	898,601
#	IHH Healthcare Bhd.	712,300	896,639
	IJM Corp. Bhd.	2,122,200	846,716
#	Inari Amertron Bhd.	2,740,900	1,643,327
#	IOI Corp. Bhd.	1,534,905	1,266,435
	IOI Properties Group Bhd.	1,450,429	563,251
	Kuala Lumpur Kepong Bhd.	392,146	1,810,205
	Malayan Banking Bhd.	2,464,719	4,667,084
#	Malaysia Airports Holdings Bhd.	657,450	1,020,039
	Malaysian Pacific Industries Bhd.	69,400	375,134
	Maxis Bhd.	1,355,100	1,126,750
	MISC Bhd.	629,598	958,485
# Ω	MR DIY Group M Bhd.	1,331,750	413,753
	My EG Services Bhd.	5,511,168	902,610
#	Nestle Malaysia Bhd.	43,200	1,122,686
#	Petronas Chemicals Group Bhd.	1,465,800	2,260,271
	Petronas Dagangan Bhd.	172,900	829,437
	Petronas Gas Bhd.	360,800	1,302,665
*	PMB Technology Bhd.	8,800	5,637
	PPB Group Bhd.	495,880	1,580,047
#	Press Metal Aluminium Holdings Bhd.	1,958,700	2,024,661
	Public Bank Bhd.	8,022,870	7,007,188
	QL Resources Bhd.	818,185	949,587
	RHB Bank Bhd.	1,699,417	1,990,531
	Scientex Bhd.	290,600	222,522
	Sime Darby Bhd.	3,545,261	1,703,914
#	Sime Darby Plantation Bhd.	1,349,221	1,229,990
#	Sunway Bhd.	1,590,282	617,458
	Telekom Malaysia Bhd.	517,329	550,710
#	Tenaga Nasional Bhd.	985,950	2,048,868
	TIME dotCom Bhd.	1,129,700	1,262,643
*	Top Glove Corp. Bhd.	5,149,500	783,852
#	United Plantations Bhd.	145,900	517,137
#	ViTrox Corp. Bhd.	269,200	388,405
	Westports Holdings Bhd.	629,300	443,660
#	Yinson Holdings Bhd.	1,595,740	820,621
	YTL Corp. Bhd.	3,170,712	972,631
#	YTL Power International Bhd.	1,223,900	542,413

TOTAL MALAYSIA.			69,566,794

MEXICO — (2.4%)
	Alfa SAB de CV, Class A	3,153,021	1,958,724
	America Movil SAB de CV, Class B	16,845,136	13,930,943
	Arca Continental SAB de CV	296,905	2,664,224
#	Becle SAB de CV	386,428	683,735
*	Cemex SAB de CV	11,931,285	7,140,638
*	Cemex SAB de CV, Sponsored ADR	66,225	395,363
	Coca-Cola Femsa SAB de CV	384,690	2,924,489
*	Controladora AXTEL SAB de CV	3,493,876	44,572
	El Puerto de Liverpool SAB de CV, Class C1	195,263	994,131
	Fomento Economico Mexicano SAB de CV	808,793	9,144,399
	Gruma SAB de CV, Class B	230,560	4,015,777
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	13,894	1,617,678

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	239,840	$2,800,151
	Grupo Aeroportuario del Sureste SAB de CV, ADR	16,899	3,653,733
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	64,679
	Grupo Bimbo SAB de CV, Class A	745,854	3,027,433
	Grupo Carso SAB de CV	732,512	4,695,163
	Grupo Comercial Chedraui SA de CV	258,877	1,507,974
#	Grupo Elektra SAB de CV	30,365	1,938,550
	Grupo Financiero Banorte SAB de CV, Class O	1,486,046	12,038,217
*	Grupo Financiero Inbursa SAB de CV, Class O	1,905,344	3,932,434
	Grupo Mexico SAB de CV, Class B	2,030,191	8,430,884
# *	Industrias Penoles SAB de CV	178,764	1,977,916
	Kimberly-Clark de Mexico SAB de CV, Class A	1,754,900	3,216,035
	Orbia Advance Corp. SAB de CV	2,004,707	3,253,521
*	Organizacion Soriana SAB de CV, Class B	310,641	536,200
*	Sitios Latinoamerica SAB de CV	738,062	257,906
	Wal-Mart de Mexico SAB de CV	2,505,757	8,978,418

TOTAL MEXICO			105,823,887

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	83,562
	Cia de Minas Buenaventura SAA, ADR	53,274	431,519
	Credicorp Ltd.	32,087	4,009,592

TOTAL PERU			4,524,673

PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	634,740
	Aboitiz Power Corp.	1,003,100	636,096
	ACEN Corp.	4,622,179	432,563
	Alliance Global Group, Inc.	130,000	24,283
	Ayala Corp.	131,802	1,409,195
	Ayala Land, Inc.	2,952,618	1,452,839
	Bank of the Philippine Islands	1,531,782	2,715,792
	BDO Unibank, Inc.	1,864,754	4,197,511
*	Bloomberry Resorts Corp.	648,400	104,037
	DMCI Holdings, Inc.	2,464,500	398,498
	Emperador, Inc.	1,154,200	423,051
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	32,897	1,021,219
	International Container Terminal Services, Inc.	610,640	2,163,512
	JG Summit Holdings, Inc.	2,332,219	1,512,769
	Jollibee Foods Corp.	316,390	1,143,685
	Manila Electric Co.	109,980	688,462
	Metropolitan Bank & Trust Co.	2,790,068	2,572,718
Ω	Monde Nissin Corp.	1,131,100	163,615
	PLDT, Inc.	68,405	1,461,682
	San Miguel Corp.	1,213,110	2,247,009
	San Miguel Food & Beverage, Inc.	85,800	77,041
	Semirara Mining & Power Corp.	563,300	288,238
	SM Investments Corp.	102,383	1,447,008
	SM Prime Holdings, Inc.	4,187,410	2,215,474
	Union Bank of the Philippines	132,857	139,349
	Universal Robina Corp.	573,030	1,104,706

TOTAL PHILIPPINES			30,675,092

POLAND — (1.1%)
*	Alior Bank SA	25,188	396,528
* Ω	Allegro.eu SA	152,856	1,096,479
	Asseco Poland SA	31,686	580,164

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
#	Bank Handlowy w Warszawie SA	27,699	$567,542
*	Bank Millennium SA	323,762	563,338
	Bank Polska Kasa Opieki SA	160,266	4,870,031
	Budimex SA	12,588	1,409,144
	CD Projekt SA	53,315	1,331,099
*	Cyfrowy Polsat SA	282,531	880,916
* Ω	Dino Polska SA	30,321	2,873,076
*	ING Bank Slaski SA	23,288	1,209,374
	Inter Cars SA	4,323	585,406
	KGHM Polska Miedz SA	117,906	3,146,355
	KRUK SA	19,404	2,146,559
	LPP SA	671	2,161,600
*	mBank SA	12,608	1,558,643
	Orange Polska SA	653,211	1,211,637
	ORLEN SA	537,177	8,494,870
*	Pepco Group NV	112,921	457,682
*	PGE Polska Grupa Energetyczna SA	880,690	1,529,509
*	Powszechna Kasa Oszczednosci Bank Polski SA	380,602	3,942,566
	Powszechny Zaklad Ubezpieczen SA	327,857	3,709,989
*	Santander Bank Polska SA	16,706	1,814,433
*	Tauron Polska Energia SA	165,670	145,701

TOTAL POLAND			46,682,641

QATAR — (0.8%)
	Barwa Real Estate Co.	242,593	168,806
	Commercial Bank PSQC	1,961,650	2,763,149
	Industries Qatar QSC	491,115	1,649,825
	Masraf Al Rayan QSC	5,313,337	3,066,067
	Mesaieed Petrochemical Holding Co.	3,448,812	1,508,614
	Ooredoo QPSC	1,362,199	3,698,650
	Qatar Electricity & Water Co. QSC	382,308	1,737,030
	Qatar Fuel QSC	385,631	1,573,831
	Qatar Gas Transport Co. Ltd.	3,100,809	2,998,108
	Qatar International Islamic Bank QSC	796,197	2,024,266
	Qatar Islamic Bank SAQ	727,340	3,478,966
	Qatar National Bank QPSC	3,144,150	12,865,365
	Qatar Navigation QSC	79,171	196,290

TOTAL QATAR			37,728,967

RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	Novolipetsk Steel PJSC, GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC, GDR	90,265	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rosneft Oil Co. PJSC, GDR	275,526	0
* ††	Rostelecom PJSC, Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	Tatneft PJSC, Sponsored ADR	122,269	0
* ††	VTB Bank PJSC, GDR	1,705,908	0

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (4.0%)
	Abdullah Al Othaim Markets Co.	358,570	$1,245,885
	ACWA Power Co.	33,160	2,007,585
	Advanced Petrochemical Co.	82,934	825,700
	Al Rajhi Bank	1,034,714	18,521,965
	Alinma Bank	792,555	6,955,958
	Almarai Co. JSC	141,581	2,109,622
	Arab National Bank	674,523	4,275,121
	Arabian Internet & Communications Services Co.	22,309	1,862,076
	Bank AlBilad	456,377	4,530,936
*	Bank Al-Jazira	473,561	2,066,433
	Banque Saudi Fransi	491,263	4,696,898
	Bupa Arabia for Cooperative Insurance Co.	68,848	3,909,223
	Co. for Cooperative Insurance	56,666	1,824,994
*	Dar Al Arkan Real Estate Development Co.	616,669	2,483,417
	Dr Sulaiman Al Habib Medical Services Group Co.	43,103	2,895,165
	Etihad Etisalat Co.	825,705	10,149,929
	Jarir Marketing Co.	724,740	2,797,146
	Mobile Telecommunications Co. Saudi Arabia	664,405	2,446,008
	Mouwasat Medical Services Co.	105,608	2,817,140
	Nahdi Medical Co.	22,012	832,278
*	Rabigh Refining & Petrochemical Co.	487,229	1,310,148
	Riyad Bank	1,187,499	8,409,042
	SABIC Agri-Nutrients Co.	150,784	5,383,449
	Sahara International Petrochemical Co.	551,325	4,748,790
*	Saudi Arabian Mining Co.	724,060	6,937,360
Ω	Saudi Arabian Oil Co.	1,399,216	12,431,128
	Saudi Awwal Bank	774,741	6,917,745
	Saudi Basic Industries Corp.	417,359	8,576,413
	Saudi Electricity Co.	366,509	1,740,090
	Saudi Industrial Investment Group	401,230	2,566,371
	Saudi Investment Bank	428,901	1,681,227
*	Saudi Kayan Petrochemical Co.	972,107	2,743,428
	Saudi National Bank	1,275,520	11,413,538
*	Saudi Research & Media Group	42,250	1,587,479
	Saudi Tadawul Group Holding Co.	23,963	1,062,932
	Saudi Telecom Co.	1,236,802	12,669,933
	Savola Group	350,454	3,401,316
	Yanbu National Petrochemical Co.	267,708	2,705,743

TOTAL SAUDI ARABIA			175,539,611

SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	599,222	5,467,681
	Anglo American Platinum Ltd.	30,706	1,025,936
	Aspen Pharmacare Holdings Ltd.	422,830	3,845,831
	Bid Corp. Ltd.	213,780	4,539,508
	Bidvest Group Ltd.	382,266	5,408,554
	Capitec Bank Holdings Ltd.	41,839	3,717,590
	Clicks Group Ltd.	295,205	4,349,993
	Discovery Ltd.	488,952	3,371,479
	Exxaro Resources Ltd.	326,361	3,275,655
	FirstRand Ltd.	3,129,789	10,317,959
	Gold Fields Ltd., Sponsored ADR	625,259	8,140,872
	Harmony Gold Mining Co. Ltd., Sponsored ADR	159,542	716,344
	Impala Platinum Holdings Ltd.	925,071	3,853,467
	Investec Ltd.	310,146	1,697,767
	Kumba Iron Ore Ltd.	46,335	1,227,420
	Mr Price Group Ltd.	110,396	798,195
	MTN Group Ltd.	1,300,541	6,354,365
*	MultiChoice Group	321,877	1,204,869

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Naspers Ltd., Class N	44,050	$6,886,730
	Nedbank Group Ltd.	504,244	5,431,520
	NEPI Rockcastle NV	461,225	2,492,515
	Ninety One Ltd.	225,714	441,174
	Northam Platinum Holdings Ltd.	303,245	1,832,226
	Old Mutual Ltd.	5,906,615	3,756,392
	OUTsurance Group Ltd.	148,919	322,408
Ω	Pepkor Holdings Ltd.	2,392,047	2,183,203
	Sanlam Ltd.	1,304,700	4,577,303
	Sasol Ltd.	49,319	623,379
	Sasol Ltd., Sponsored ADR	384,657	4,812,059
	Shoprite Holdings Ltd.	295,830	3,791,653
	Sibanye Stillwater Ltd.	3,241,131	4,134,229
	Sibanye Stillwater Ltd., ADR	296,437	1,505,900
	Standard Bank Group Ltd.	757,414	7,433,716
	Vodacom Group Ltd.	363,401	1,975,664
	Woolworths Holdings Ltd.	1,130,428	4,213,265

TOTAL SOUTH AFRICA			125,726,821

SOUTH KOREA — (12.3%)
	Advanced Nano Products Co. Ltd.	1,547	137,685
# *	Alteogen, Inc.	18,171	842,895
	Amorepacific Corp.	10,827	1,016,288
	Amorepacific Group	32,258	685,267
#	BGF retail Co. Ltd.	9,471	968,519
	BNK Financial Group, Inc.	332,888	1,675,477
	Caregen Co. Ltd.	10,696	213,225
	Celltrion Healthcare Co. Ltd.	28,780	1,423,619
# *	Celltrion Pharm, Inc.	11,254	529,474
	Celltrion, Inc.	56,662	6,292,502
	Cheil Worldwide, Inc.	71,063	1,046,356
	CJ CheilJedang Corp.	16,750	3,509,068
	CJ Corp.	29,487	1,839,291
*	CJ ENM Co. Ltd.	3,160	122,201
	CJ Logistics Corp.	14,631	822,578
	Classys, Inc.	17,370	424,376
*	CosmoAM&T Co. Ltd.	14,102	1,468,195
*	Cosmochemical Co. Ltd.	4,592	107,189
	Coway Co. Ltd.	70,066	2,242,167
	CS Wind Corp.	16,801	570,093
	Daejoo Electronic Materials Co. Ltd.	3,936	202,046
# *	Daewoo Engineering & Construction Co. Ltd.	286,162	834,868
	DB HiTek Co. Ltd.	45,779	1,652,686
	DB Insurance Co. Ltd.	79,210	5,153,314
	DL E&C Co. Ltd.	57,621	1,464,554
#	Dongjin Semichem Co. Ltd.	30,624	683,517
*	Dongkuk CM Co. Ltd.	7,572	38,699
	Dongkuk Holdings Co. Ltd.	6,863	43,858
#	Dongsuh Cos., Inc.	12,744	162,948
	Dongwon Industries Co. Ltd.	8,705	192,828
	Doosan Bobcat, Inc.	91,413	2,626,387
	Doosan Co. Ltd.	4,825	266,200
*	Doosan Enerbility Co. Ltd.	206,676	2,059,314
*	Doosan Fuel Cell Co. Ltd.	22,430	273,810
#	Ecopro BM Co. Ltd.	24,638	3,604,473
#	Ecopro Co. Ltd.	10,539	4,869,568
	E-MART, Inc.	20,339	1,096,535
	Eo Technics Co. Ltd.	2,200	228,157
	F&F Co. Ltd.	17,453	1,209,915

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Fila Holdings Corp.	50,748	$1,343,766
	Green Cross Corp.	3,210	228,802
	GS Holdings Corp.	91,789	2,680,410
	GS Retail Co. Ltd.	84,736	1,526,472
	Hana Financial Group, Inc.	408,580	11,880,183
#	Hanjin Kal Corp.	14,952	472,141
	Hankook Tire & Technology Co. Ltd.	89,850	2,549,181
	Hanmi Pharm Co. Ltd.	6,176	1,291,317
#	Hanmi Science Co. Ltd.	7,766	182,503
	Hanmi Semiconductor Co. Ltd.	29,634	1,161,131
	Hanon Systems	189,149	965,176
#	Hansol Chemical Co. Ltd.	9,131	1,018,978
	Hanwha Aerospace Co. Ltd.	28,585	2,149,049
	Hanwha Corp.	49,305	812,159
*	Hanwha Life Insurance Co. Ltd.	349,192	717,575
# *	Hanwha Ocean Co. Ltd.	26,054	455,639
*	Hanwha Solutions Corp.	85,157	1,813,864
	Hanwha Systems Co. Ltd.	18,409	173,631
	HD Hyundai Co. Ltd.	55,777	2,375,675
	HD Hyundai Electric Co. Ltd.	19,156	1,066,131
*	HD Hyundai Heavy Industries Co. Ltd.	1,807	137,008
	HD Hyundai Infracore Co. Ltd.	160,823	797,972
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,502	2,582,831
#	Hite Jinro Co. Ltd.	24,304	383,017
	HL Mando Co. Ltd.	61,636	1,501,033
# *	HLB, Inc.	75,771	1,632,549
	HMM Co. Ltd.	398,652	4,317,914
#	Hotel Shilla Co. Ltd.	31,789	1,470,902
*	HYBE Co. Ltd.	4,789	779,954
#	Hyosung Corp.	5,270	230,492
*	Hyosung Heavy Industries Corp.	545	69,126
	Hyosung TNC Corp.	1,689	447,655
	Hyundai Autoever Corp.	4,121	397,873
	Hyundai Department Store Co. Ltd.	4,142	164,042
#	Hyundai Elevator Co. Ltd.	15,545	497,756
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,103,279
	Hyundai Glovis Co. Ltd.	25,662	3,256,786
	Hyundai Marine & Fire Insurance Co. Ltd.	92,738	2,163,295
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	814,882
	Hyundai Mobis Co. Ltd.	28,215	4,369,509
	Hyundai Motor Co.	76,544	9,643,328
# *	Hyundai Rotem Co. Ltd.	47,080	813,958
	Hyundai Steel Co.	109,899	2,672,567
	Hyundai Wia Corp.	14,329	596,483
	Industrial Bank of Korea	329,755	2,729,043
#	ISC Co. Ltd.	2,191	113,109
	IsuPetasys Co. Ltd.	26,064	421,305
	JB Financial Group Co. Ltd.	90,572	677,483
	JYP Entertainment Corp.	27,914	2,124,805
	Kakao Corp.	86,689	2,443,399
# *	Kakao Games Corp.	22,186	385,074
#	KakaoBank Corp.	39,992	541,222
	Kangwon Land, Inc.	80,387	875,299
	KB Financial Group, Inc.	224,191	8,545,754
	KB Financial Group, Inc., ADR	13,649	520,846
	KCC Corp.	4,724	832,602
	KEPCO Engineering & Construction Co., Inc.	6,591	255,990
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	317,878
	Kia Corp.	207,178	11,836,374

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	KIWOOM Securities Co. Ltd.	24,961	$1,492,394
	Kolon Industries, Inc.	4,690	151,502
#	Korea Aerospace Industries Ltd.	40,480	1,331,982
*	Korea Electric Power Corp.	93,653	1,172,247
*	Korea Gas Corp.	24,489	415,007
	Korea Investment Holdings Co. Ltd.	51,532	1,926,452
	Korea Zinc Co. Ltd.	5,317	1,847,755
	Korean Air Lines Co. Ltd.	231,801	3,526,892
*	Krafton, Inc.	11,316	1,377,520
	KT Corp., Sponsored ADR	82,100	991,768
	KT&G Corp.	54,538	3,440,436
# *	Kum Yang Co. Ltd.	11,179	730,659
	Kumho Petrochemical Co. Ltd.	27,384	2,573,727
	L&F Co. Ltd.	10,156	987,903
#	LEENO Industrial, Inc.	10,832	1,108,527
	LG Chem Ltd.	19,251	6,309,362
	LG Corp.	73,098	4,184,057
*	LG Display Co. Ltd., ADR	308,074	1,367,849
*	LG Display Co. Ltd.	136,291	1,233,259
	LG Electronics, Inc.	168,961	12,534,032
	LG H&H Co. Ltd.	5,836	1,368,216
	LG Innotek Co. Ltd.	17,310	2,872,982
	LG Uplus Corp.	431,096	3,230,939
#	LIG Nex1 Co. Ltd.	10,665	689,837
	Lotte Chemical Corp.	18,445	2,003,070
	Lotte Chilsung Beverage Co. Ltd.	1,353	145,900
#	Lotte Corp.	34,062	656,925
#	Lotte Energy Materials Corp.	13,179	377,548
#	LOTTE Fine Chemical Co. Ltd.	19,897	826,506
	Lotte Shopping Co. Ltd.	12,790	683,991
	LS Corp.	20,418	1,187,153
	LS Electric Co. Ltd.	18,630	886,238
	LX International Corp.	7,072	130,606
	LX Semicon Co. Ltd.	4,493	239,991
	Macquarie Korea Infrastructure Fund	313,238	2,791,118
	Medytox, Inc.	2,010	307,503
	Meritz Financial Group, Inc.	104,754	3,898,701
	Mirae Asset Securities Co. Ltd.	333,586	1,634,136
	NAVER Corp.	38,269	5,350,126
	NCSoft Corp.	10,513	1,816,298
#* Ω	Netmarble Corp.	21,359	613,198
	NH Investment & Securities Co. Ltd., Class C	177,468	1,273,231
	NongShim Co. Ltd.	2,574	846,576
*	OCI Co. Ltd.	8,614	666,574
#	OCI Holdings Co. Ltd.	6,892	497,962
	Orion Corp.	24,577	2,175,223
	Ottogi Corp.	466	129,261
	Pan Ocean Co. Ltd.	528,083	1,685,961
# *	Paradise Co. Ltd.	24,370	265,138
*	Pearl Abyss Corp.	18,229	667,831
#	Posco DX Co. Ltd.	34,123	1,244,909
#	POSCO Future M Co. Ltd.	8,327	1,467,409
	POSCO Holdings, Inc.	31,556	9,660,086
	Posco International Corp.	36,221	1,351,048
# *	Rainbow Robotics	3,386	355,260
	S-1 Corp.	21,407	865,207
# *	Sam Chun Dang Pharm Co. Ltd.	5,104	232,604
* Ω	Samsung Biologics Co. Ltd.	5,598	2,942,907
	Samsung C&T Corp.	59,978	4,742,219

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Samsung Card Co. Ltd.	26,138	$607,076
	Samsung Electro-Mechanics Co. Ltd.	43,089	3,984,054
	Samsung Electronics Co. Ltd.	3,140,501	156,318,054
*	Samsung Engineering Co. Ltd.	115,498	2,035,609
	Samsung Fire & Marine Insurance Co. Ltd.	46,477	8,887,445
*	Samsung Heavy Industries Co. Ltd.	214,336	1,086,572
	Samsung Life Insurance Co. Ltd.	63,894	3,420,841
	Samsung SDI Co. Ltd.	27,995	8,864,187
	Samsung SDS Co. Ltd.	24,988	2,561,392
	Samsung Securities Co. Ltd.	88,920	2,329,378
#	SFA Engineering Corp.	10,979	227,130
	Shinhan Financial Group Co. Ltd.	375,935	9,663,127
	Shinhan Financial Group Co. Ltd., ADR	46,849	1,194,181
	Shinsegae, Inc.	10,056	1,259,520
*	SK Biopharmaceuticals Co. Ltd.	9,334	522,354
# *	SK Bioscience Co. Ltd.	11,921	536,532
	SK Hynix, Inc.	384,567	33,396,605
* Ω	SK IE Technology Co. Ltd.	8,052	355,052
*	SK Innovation Co. Ltd.	57,169	5,208,400
	SK Networks Co. Ltd.	242,361	1,000,834
	SK Telecom Co. Ltd.	55,517	2,024,535
	SK, Inc.	40,728	4,293,951
#	SKC Co. Ltd.	12,904	754,648
#	SL Corp.	24,615	543,828
	SM Entertainment Co. Ltd.	9,331	699,774
	S-Oil Corp.	68,687	3,389,880
	Solus Advanced Materials Co. Ltd.	5,507	89,690
	Soulbrain Co. Ltd.	4,534	782,977
#	Ssangyong C&E Co. Ltd.	149,934	618,838
	ST Pharm Co. Ltd.	3,410	172,089
*	Studio Dragon Corp.	791	28,710
# *	Taihan Electric Wire Co. Ltd.	19,467	160,593
#	Wemade Co. Ltd.	6,379	186,460
#	WONIK IPS Co. Ltd.	21,433	479,222
	Woori Financial Group, Inc.	882,538	7,795,238
	Youngone Corp.	41,496	1,668,118
	Yuhan Corp.	18,202	775,918

TOTAL SOUTH KOREA			541,334,849

TAIWAN — (16.8%)
	Accton Technology Corp.	342,000	5,299,037
#	Acer, Inc.	3,398,811	3,592,154
#	Advanced Energy Solution Holding Co. Ltd.	33,000	628,366
	Advantech Co. Ltd.	175,089	1,798,117
	Airtac International Group.	61,602	2,025,325
#	Alchip Technologies Ltd.	30,000	2,460,491
#	Alexander Marine Co. Ltd.	18,000	202,290
	AP Memory Technology Corp.	18,000	200,025
	ASE Technology Holding Co. Ltd.	2,903,782	10,166,080
	Asia Cement Corp.	2,725,758	3,365,970
#	Asia Vital Components Co. Ltd.	298,000	2,633,192
#	ASMedia Technology, Inc.	19,000	777,602
	ASPEED Technology, Inc.	31,300	2,501,424
	Asustek Computer, Inc.	627,180	6,576,062
	AUO Corp.	7,868,498	3,808,706
	Bizlink Holding, Inc.	57,551	448,471
	Bora Pharmaceuticals Co. Ltd.	53,255	1,066,725
	Catcher Technology Co. Ltd.	760,429	4,265,924
	Cathay Financial Holding Co. Ltd.	4,347,393	5,899,626

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chailease Holding Co. Ltd.	1,343,356	$7,287,100
	Chang Hwa Commercial Bank Ltd.	4,967,946	2,631,909
	Cheng Shin Rubber Industry Co. Ltd.	2,472,965	3,379,412
	Chicony Electronics Co. Ltd.	810,497	3,120,205
#	China Airlines Ltd.	4,355,536	2,610,951
*	China Development Financial Holding Corp.	13,997,045	4,892,788
	China Motor Corp.	139,000	372,678
	China Steel Corp.	10,174,932	7,591,046
#	Chipbond Technology Corp.	939,000	1,972,384
	Chroma ATE, Inc.	328,000	2,216,492
	Chung-Hsin Electric & Machinery Manufacturing Corp.	480,000	1,385,983
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	3,960,666
	Chunghwa Telecom Co. Ltd.	683,000	2,442,777
#	Compal Electronics, Inc.	5,016,541	4,363,560
	Compeq Manufacturing Co. Ltd.	859,000	1,404,543
	CTBC Financial Holding Co. Ltd.	16,115,175	12,136,388
	Delta Electronics, Inc.	763,486	6,880,449
#	E Ink Holdings, Inc.	343,000	1,784,670
	E.Sun Financial Holding Co. Ltd.	10,308,774	7,595,905
	Eclat Textile Co. Ltd.	142,402	2,266,504
#	Elite Material Co. Ltd.	219,000	2,443,590
	eMemory Technology, Inc.	54,000	3,383,177
	Eternal Materials Co. Ltd.	768,161	660,015
	Eva Airways Corp.	4,170,758	3,536,860
#	Evergreen Marine Corp. Taiwan Ltd.	1,662,289	5,531,727
	Far Eastern International Bank	488,111	173,428
	Far Eastern New Century Corp.	3,841,085	3,499,659
	Far EasTone Telecommunications Co. Ltd.	1,765,000	4,134,378
	Faraday Technology Corp.	132,000	1,244,513
	Farglory Land Development Co. Ltd.	48,000	88,473
	Feng TAY Enterprise Co. Ltd.	352,666	1,947,359
	First Financial Holding Co. Ltd.	9,962,974	7,971,833
	Formosa Chemicals & Fibre Corp.	3,067,518	5,771,458
	Formosa Petrochemical Corp.	487,000	1,189,758
	Formosa Plastics Corp.	2,303,153	5,477,292
	Formosa Sumco Technology Corp.	91,000	438,609
	Formosa Taffeta Co. Ltd.	699,000	543,695
#	Fortune Electric Co. Ltd.	39,000	271,227
	Foxconn Technology Co. Ltd.	1,025,627	1,664,111
	Fubon Financial Holding Co. Ltd.	3,896,812	7,246,489
	Genius Electronic Optical Co. Ltd.	112,695	1,330,403
#	Giant Manufacturing Co. Ltd.	408,810	2,067,176
	Gigabyte Technology Co. Ltd.	159,000	1,080,236
#	Global Unichip Corp.	58,000	2,592,196
	Globalwafers Co. Ltd.	286,000	4,204,172
#	Gold Circuit Electronics Ltd.	373,000	2,040,996
#	Great Wall Enterprise Co. Ltd.	293,000	459,981
	Highwealth Construction Corp.	1,218,768	1,531,327
	Hiwin Technologies Corp.	382,291	2,316,736
	Hon Hai Precision Industry Co. Ltd.	5,925,322	17,685,388
	Hotai Finance Co. Ltd.	220,400	847,432
	Hotai Motor Co. Ltd.	99,960	1,865,166
*	HTC Corp.	191,000	261,492
	Hua Nan Financial Holdings Co. Ltd., Class C	7,152,500	4,485,503
	Innolux Corp.	10,267,469	3,870,496
	International Games System Co. Ltd., Class C	146,000	2,814,137
#	Inventec Corp.	2,220,550	2,781,825
	Jentech Precision Industrial Co. Ltd.	50,000	891,649
#	Jinan Acetate Chemical Co. Ltd.	32,538	978,280

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	King Slide Works Co. Ltd.	24,000	$523,801
	King Yuan Electronics Co. Ltd.	1,733,000	4,105,824
	King’s Town Bank Co. Ltd.	329,000	377,299
	Largan Precision Co. Ltd.	77,860	4,986,686
#	Lien Hwa Industrial Holdings Corp.	926,685	1,773,181
	Lite-On Technology Corp.	1,388,410	4,322,829
	Lotes Co. Ltd.	88,700	2,265,031
#	Lotus Pharmaceutical Co. Ltd.	105,000	819,452
	Macronix International Co. Ltd.	2,734,074	2,284,640
	Makalot Industrial Co. Ltd.	187,000	2,092,987
	MediaTek, Inc.	759,995	19,835,377
	Mega Financial Holding Co. Ltd.	5,607,076	6,362,541
	Merida Industry Co. Ltd.	202,287	1,036,441
	Micro-Star International Co. Ltd.	878,000	4,494,771
	Mitac Holdings Corp.	16,000	18,219
#	momo.com, Inc.	89,100	1,468,940
	Nan Ya Plastics Corp.	2,002,599	3,831,616
#	Nan Ya Printed Circuit Board Corp.	384,000	2,818,598
#	Nanya Technology Corp.	1,244,010	2,493,964
	Nien Made Enterprise Co. Ltd.	180,000	1,592,522
	Novatek Microelectronics Corp.	349,000	4,914,991
#	Nuvoton Technology Corp.	211,000	832,577
#	Oneness Biotech Co. Ltd.	160,423	972,158
#	Parade Technologies Ltd.	62,000	2,032,786
	Pegatron Corp.	1,946,345	4,542,034
*	PharmaEssentia Corp.	179,869	1,789,971
	Phison Electronics Corp.	169,000	2,439,210
*	Polaris Group.	142,000	321,385
	Pou Chen Corp.	2,506,487	2,234,188
	Powerchip Semiconductor Manufacturing Corp.	4,114,000	3,384,260
	Powertech Technology, Inc.	1,161,819	3,774,556
	Poya International Co. Ltd.	53,430	821,350
	President Chain Store Corp.	347,831	2,766,769
	Qisda Corp.	1,617,000	2,122,621
	Quanta Computer, Inc.	1,110,000	6,553,779
#	Radiant Opto-Electronics Corp.	584,000	2,238,462
	Realtek Semiconductor Corp.	204,950	2,554,264
	Ruentex Development Co. Ltd.	1,531,101	1,535,505
	Ruentex Industries Ltd.	715,214	1,265,966
#	Sanyang Motor Co. Ltd.	480,000	989,444
	Shanghai Commercial & Savings Bank Ltd.	3,038,718	4,026,276
	Shihlin Electric & Engineering Corp.	141,000	413,671
*	Shin Kong Financial Holding Co. Ltd.	13,833,712	3,716,401
	Silergy Corp.	357,000	3,190,808
	Simplo Technology Co. Ltd.	216,000	2,225,376
	Sinbon Electronics Co. Ltd.	178,000	1,524,262
#	Sino-American Silicon Products, Inc.	758,000	3,837,296
	SinoPac Financial Holdings Co. Ltd.	9,849,762	5,432,299
	Standard Foods Corp.	347,418	404,787
	Synnex Technology International Corp.	1,370,343	2,908,287
#	TA Chen Stainless Pipe	2,423,787	2,775,086
	Taichung Commercial Bank Co. Ltd.	3,482,151	1,580,578
	Taishin Financial Holding Co. Ltd.	10,808,066	5,764,663
	Taiwan Business Bank	7,957,784	3,137,472
#	Taiwan Cement Corp.	5,147,701	5,129,252
	Taiwan Cooperative Financial Holding Co. Ltd.	7,386,083	5,735,788
	Taiwan FamilyMart Co. Ltd.	48,000	275,118
	Taiwan Fertilizer Co. Ltd.	723,000	1,324,726
# *	Taiwan Glass Industry Corp.	1,200,375	677,355

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan High Speed Rail Corp.	1,290,000	$1,171,244
	Taiwan Mobile Co. Ltd.	1,040,300	3,074,363
	Taiwan Secom Co. Ltd.	197,670	719,973
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	222,135,277
*	Tatung Co. Ltd.	1,748,000	1,937,252
	Teco Electric & Machinery Co. Ltd.	1,579,000	2,253,732
	Tripod Technology Corp.	623,870	3,193,970
	Tung Ho Steel Enterprise Corp.	135,040	271,069
#	Unimicron Technology Corp.	1,861,000	8,299,895
	Union Bank of Taiwan	908,700	370,266
	Uni-President Enterprises Corp.	4,367,033	9,161,806
#	United Microelectronics Corp.	7,349,000	10,568,700
#	Vanguard International Semiconductor Corp.	1,550,000	3,366,168
#	Via Technologies, Inc.	67,000	248,061
	VisEra Technologies Co. Ltd.	117,000	742,807
	Voltronic Power Technology Corp.	75,224	3,016,777
	Walsin Lihwa Corp.	2,911,818	3,098,996
	Walsin Technology Corp.	395,000	1,279,679
#	Wan Hai Lines Ltd.	1,101,747	1,574,685
#	Win Semiconductors Corp.	373,034	1,671,965
	Winbond Electronics Corp.	4,548,407	3,524,659
* ††	Wintek Corp.	604,760	0
	Wistron Corp.	2,695,699	7,516,957
	Wistron NeWeb Corp.	296,000	1,169,348
	Wiwynn Corp.	53,000	2,511,306
	WPG Holdings Ltd.	1,859,039	4,113,732
#	WT Microelectronics Co. Ltd.	194,000	711,696
#	Yageo Corp.	316,055	5,152,814
#	Yang Ming Marine Transport Corp.	3,199,000	4,169,509
#	YFY, Inc.	1,334,000	1,228,350
	Yuanta Financial Holding Co. Ltd.	8,914,591	6,697,683
#	Yulon Finance Corp.	435,023	2,409,784
#	Yulon Motor Co. Ltd.	668,496	1,535,251
	Zhen Ding Technology Holding Ltd.	971,700	2,937,875

TOTAL TAIWAN			740,840,384

THAILAND — (2.2%)
	Advanced Info Service PCL	733,300	4,488,447
	AEON Thana Sinsap Thailand PCL	158,300	643,022
*	Airports of Thailand PCL	1,898,400	3,525,581
	AP Thailand PCL	3,278,700	985,184
	Asset World Corp. PCL	5,732,900	551,877
	B Grimm Power PCL	486,900	299,381
	Bangchak Corp. PCL	1,987,700	2,281,217
	Bangkok Bank PCL	529,400	2,319,830
	Bangkok Bank PCL, NVDR	126,700	555,199
	Bangkok Chain Hospital PCL	1,275,700	713,405
	Bangkok Commercial Asset Management PCL	144,301	35,932
	Bangkok Dusit Medical Services PCL, Class F	4,441,500	3,274,668
	Bangkok Expressway & Metro PCL	3,479,999	764,888
	Bangkok Life Assurance PCL, NVDR	618,200	399,033
	Banpu PCL	14,018,766	2,964,252
	Banpu Power PCL	603,200	236,631
	Berli Jucker PCL	1,078,600	847,755
# *	Beyond Securities PCL	784,700	89,512
	BTS Group Holdings PCL	5,069,500	1,050,783
	Bumrungrad Hospital PCL	255,900	1,851,123
	Carabao Group PCL, Class F	247,000	463,866
	Central Pattana PCL	882,500	1,534,569

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Central Plaza Hotel PCL	262,600	$328,775
	Central Retail Corp. PCL	1,073,050	1,097,158
#	CH Karnchang PCL	1,238,600	751,241
	Charoen Pokphand Foods PCL	3,633,123	1,890,225
#	Chularat Hospital PCL, Class F	5,003,300	439,881
	Com7 PCL, Class F	1,057,300	786,890
	CP ALL PCL	2,280,200	3,505,072
	Delta Electronics Thailand PCL	1,481,200	3,255,611
	Electricity Generating PCL	167,500	568,547
	Energy Absolute PCL	1,002,700	1,171,688
#	Global Power Synergy PCL, Class F	282,900	306,965
	Gulf Energy Development PCL	1,161,100	1,397,164
	Hana Microelectronics PCL	680,700	989,541
	Home Product Center PCL	3,733,413	1,236,075
	Indorama Ventures PCL	1,713,400	1,129,793
	Intouch Holdings PCL, Class F	341,400	674,394
	IRPC PCL	13,159,200	702,947
	JMT Network Services PCL	445,153	365,362
	Kasikornbank PCL	135,100	494,280
	Kasikornbank PCL, NVDR	5,500	20,122
	KCE Electronics PCL	1,016,100	1,434,710
	Kiatnakin Phatra Bank PCL	304,700	417,513
	Krung Thai Bank PCL	1,429,987	747,966
#	Krungthai Card PCL	660,700	804,219
	Land & Houses PCL	6,942,300	1,458,284
	MBK PCL	225,100	100,205
	Mega Lifesciences PCL	451,400	511,777
	Minor International PCL	2,438,883	1,899,944
	MK Restaurants Group PCL	299,100	337,026
	Muangthai Capital PCL	1,112,600	1,129,857
	Ngern Tid Lor PCL	1,843,287	984,659
#	Osotspa PCL	1,167,500	763,337
	Plan B Media Pcl, Class F	2,571,100	583,000
*	PSG Corp. PCL	7,016,500	126,889
	PTT Exploration & Production PCL	1,189,455	5,427,297
	PTT Global Chemical PCL	1,601,325	1,537,058
	PTT Oil & Retail Business PCL	1,302,700	663,265
	PTT PCL	6,973,400	6,451,013
	Ramkhamhaeng Hospital PCL, Class F	50,000	55,644
	Ratch Group PCL	792,000	710,635
	SCB X PCL	355,366	973,876
	SCG Packaging PCL	837,600	838,940
	SCGJWD Logistics PCL	113,200	36,534
	Siam Cement PCL	336,200	2,693,903
	Siam City Cement PCL	110,389	410,014
#	Siam Global House PCL	1,311,345	576,455
	SISB PCL	198,800	161,783
	Srisawad Corp. PCL	841,072	971,120
	Star Petroleum Refining PCL	2,501,300	514,979
	Supalai PCL	1,764,100	903,094
	Thai Oil PCL	1,464,317	1,914,806
	Thai Union Group PCL, Class F	2,704,940	1,015,975
	Thanachart Capital PCL	314,900	429,300
	Thonburi Healthcare Group PCL	432,700	749,407
	Tisco Financial Group PCL	239,500	641,354
	TMBThanachart Bank PCL	24,342,397	1,131,023
	TOA Paint Thailand PCL	732,000	439,903
	True Corp. PCL	13,693,286	2,304,914
	TTW PCL	1,073,800	270,373

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Vibhavadi Medical Center PCL	214,800	$11,893
	WHA Corp. PCL	9,104,200	1,266,495

TOTAL THAILAND			95,388,325

TURKEY — (0.9%)
	Akbank TAS	2,613,434	2,722,554
	Aksa Enerji Uretim AS	237,721	294,130
	Alarko Holding AS	118,668	424,424
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,644	823,535
	Arcelik AS	76,332	366,232
	Aselsan Elektronik Sanayi Ve Ticaret AS	389,028	568,126
	BIM Birlesik Magazalar AS	255,274	2,455,036
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	5,514	179,915
	Borusan Yatirim ve Pazarlama AS	2,542	208,835
	Coca-Cola Icecek AS	71,761	933,563
	Dogan Sirketler Grubu Holding AS	1,113,296	538,663
	Dogus Otomotiv Servis ve Ticaret AS	74,233	651,234
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,173	14,223
Ω	Enerjisa Enerji AS	161,809	277,813
	Enka Insaat ve Sanayi AS	775,859	832,410
*	Eregli Demir ve Celik Fabrikalari TAS	671,014	898,299
	Ford Otomotiv Sanayi AS	45,341	1,259,880
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	103,483	314,073
# *	Gubre Fabrikalari TAS	23,608	273,657
*	Hektas Ticaret TAS	342,812	265,997
	Is Yatirim Menkul Degerler AS, Class A	540,992	808,921
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	147,117	110,721
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	95,093	83,914
	KOC Holding AS	472,649	2,286,241
	Kontrolmatik Enerji Ve Muhendislik AS	55,851	517,315
	Koza Altin Isletmeleri AS	289,252	224,592
	Migros Ticaret AS	59,911	714,678
	Nuh Cimento Sanayi AS	17,481	211,285
*	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	473,399
*	Oyak Cimento Fabrikalari AS	147,377	370,638
*	Pegasus Hava Tasimaciligi AS	45,428	1,131,895
*	Petkim Petrokimya Holding AS	1,033,711	719,518
*	Sasa Polyester Sanayi AS	266,173	403,133
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,761	61,334
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS	61,755	150,060
	Sok Marketler Ticaret AS	133,688	282,596
*	TAV Havalimanlari Holding AS	190,894	773,129
	Tofas Turk Otomobil Fabrikasi AS	84,552	718,881
*	Turk Hava Yollari AO	306,328	2,351,951
*	Turk Telekomunikasyon AS	280,668	190,566
	Turk Traktor ve Ziraat Makineleri AS	27,231	696,404
*	Turkcell Iletisim Hizmetleri AS	1,462,624	2,480,346
#	Turkiye Garanti Bankasi AS	369,940	614,938
	Turkiye Is Bankasi AS, Class C	2,062,152	1,532,826
	Turkiye Petrol Rafinerileri AS	622,493	3,123,069
	Turkiye Sise ve Cam Fabrikalari AS	597,215	1,000,620
*	Turkiye Vakiflar Bankasi TAO, Class D	723,445	417,130
	Yapi ve Kredi Bankasi AS	2,835,254	1,730,391

TOTAL TURKEY			38,483,090

UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	2,885,004	6,304,540
	Abu Dhabi Islamic Bank PJSC	1,503,232	4,212,264

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
Abu Dhabi National Oil Co. for Distribution PJSC	2,602,586	$2,381,022
ADNOC Drilling Co. PJSC	946,540	938,199
Aldar Properties PJSC	3,592,854	5,089,474
* Alpha Dhabi Holding PJSC	343,700	1,765,583
Dubai Electricity & Water Authority PJSC	2,730,546	1,768,950
Dubai Islamic Bank PJSC	4,822,301	7,089,695
Emaar Properties PJSC	6,790,733	12,371,246
Emirates Integrated Telecommunications Co. PJSC	109,941	161,011
Emirates NBD Bank PJSC	2,055,943	9,490,787
Emirates Telecommunications Group Co. PJSC	1,840,642	9,251,002
Fertiglobe PLC	1,249,491	1,092,597
First Abu Dhabi Bank PJSC	2,347,258	8,104,253
* International Holding Co. PJSC	24,261	2,639,269
* Multiply Group PJSC	2,632,530	2,439,322

TOTAL UNITED ARAB EMIRATES		75,099,214

UNITED KINGDOM — (0.1%)
Anglogold Ashanti PLC	234,046	4,175,381

UNITED STATES — (0.0%)
Sempra	19,176	1,398,665

TOTAL COMMON STOCKS		4,317,612,655

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Banco Bradesco SA, 7.205%	2,373,138	6,585,055
* Braskem SA Class A	52,662	167,854
Centrais Eletricas Brasileiras SA Class B, 3.885%	103,746	791,200
Cia Energetica de Minas Gerais, 9.413%	1,094,369	2,548,300
Cia Paranaense de Energia, 8.364%	944,366	1,571,524
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 5.014%	122,300	514,015
Gerdau SA, 14.599%	474,363	2,048,274
Itau Unibanco Holding SA, 5.576%	2,238,947	11,910,261
Petroleo Brasileiro SA, 10.467%	2,952,047	20,340,975
Raizen SA, 6.241%	957,990	689,741

TOTAL BRAZIL		47,167,199

CHILE — (0.0%)
Embotelladora Andina SA Class B, 8.280%	278,736	566,774

COLOMBIA — (0.0%)
Banco Davivienda SA, 6.313%	15,931	61,928
Grupo Aval Acciones y Valores SA, 6.302%	1,051,967	117,567
Grupo de Inversiones Suramericana SA, 9.625%	84,488	246,526

TOTAL COLOMBIA		426,021

SOUTH KOREA — (0.0%)
* Hanwha Solutions Corp.	409	5,937

TOTAL PREFERRED STOCKS		48,165,931

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Localiza Rent a Car SA Rights 11/10/2023	83	115

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
KUWAIT — (0.0%)
*	Gulf Bank KSCP Rights 11/12/2023	98,764	$2,043

SOUTH KOREA — (0.0%)
*	CosmoAM&T Co. Ltd. Rights 11/07/2023	738	9,071
*	Hanwha Ocean Co. Ltd. Rights 11/09/2023	8,600	11,144

TOTAL SOUTH KOREA			20,215

TAIWAN — (0.0%)
*	Winbond Electronics Corp. Rights 11/03/2023	182,851	16,630

TOTAL RIGHTS/WARRANTS			39,003

TOTAL INVESTMENT SECURITIES (Cost $2,983,451,891)			4,365,817,589

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	3,587,676	41,498,653
TOTAL INVESTMENTS — (100.0%) (Cost $3,024,951,072)			$4,407,316,242

ADR American Depositary Receipt

GDR Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	12/15/23	$30,915,005	$28,954,800	$(1,960,205)
S&P 500® E-Mini Index	9	12/15/23	1,944,443	1,895,513	(48,930)

Total Futures Contracts			$32,859,448	$30,850,313	$(2,009,135)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,677,833	—	—	$171,677,833
Chile	8,570,015	$11,990,401	—	20,560,416
China	146,289,624	985,902,347	—	1,132,191,971
Colombia	4,380,149	65,222	—	4,445,371
Czech Republic	—	8,439,885	—	8,439,885
Egypt	139,222	1,529,603	—	1,668,825

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Greece	—	$22,255,031	—		$22,255,031
Hungary	—	13,109,685	—		13,109,685
India	$31,954,623	712,196,875	$604,812		744,756,310
Indonesia	—	86,810,958	—		86,810,958
Kuwait	16,196,403	2,511,573	—		18,707,976
Malaysia	—	69,566,794	—		69,566,794
Mexico	105,823,887	—	—		105,823,887
Peru	4,524,673	—	—		4,524,673
Philippines	—	30,675,092	—		30,675,092
Poland	—	46,682,641	—		46,682,641
Qatar	—	37,728,967	—		37,728,967
Saudi Arabia	—	175,539,611	—		175,539,611
South Africa	15,175,175	110,551,646	—		125,726,821
South Korea	4,074,644	537,260,205	—		541,334,849
Taiwan	3,960,666	736,879,718	—		740,840,384
Thailand	86,922,062	8,466,263	—		95,388,325
Turkey	—	38,483,090	—		38,483,090
United Arab Emirates	—	75,099,214	—		75,099,214
United Kingdom	4,175,381	—	—		4,175,381
United States	—	1,398,665	—		1,398,665
Preferred Stocks
Brazil	47,167,199	—	—		47,167,199
Chile	—	566,774	—		566,774
Colombia	426,021	—	—		426,021
South Korea	—	5,937	—		5,937
Rights/Warrants
Brazil	—	115	—		115
Kuwait	—	2,043	—		2,043
South Korea	—	20,215	—		20,215
Taiwan	—	16,630	—		16,630
Securities Lending Collateral	—	41,498,653	—		41,498,653
Futures Contracts**	(2,009,135)	—	—		(2,009,135)

TOTAL	$649,448,442	$3,755,253,853	$604,812	^	$4,405,307,107

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	Areconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (4.6%)
*	AES Brasil Energia SA	742,446	$1,482,904
	Allied Tecnologia SA	28,000	31,600
	Allos SA	1,147,673	5,212,815
	Alper Consultoria e Corretora de Seguros SA	26,500	173,399
	Alupar Investimento SA	472,761	2,625,538
	Ambipar Participacoes e Empreendimentos SA	44,038	119,228
*	Anima Holding SA	929,773	479,478
	Arezzo Industria e Comercio SA	203,454	2,356,261
	Auren Energia SA	946,804	2,520,179
	Bemobi Mobile Tech SA	180,537	431,491
*	Blau Farmaceutica SA	59,300	178,779
	Boa Safra Sementes SA	49,114	123,035
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	192,152	942,895
*	BRF SA	1,984,187	4,199,192
	Brisanet Participacoes SA	194,326	116,786
*	C&A Modas SA	312,520	319,850
	Camil Alimentos SA	408,408	558,126
	Cia Brasileira de Aluminio	435,877	328,523
*	Cia Brasileira de Distribuicao	551,126	395,711
	Cia de Saneamento de Minas Gerais Copasa MG	652,274	2,062,230
	Cia de Saneamento do Parana	1,043,709	4,502,538
	Cia de Saneamento do Parana	555,096	470,126
	Cia Siderurgica Nacional SA	1,275,850	2,975,950
	Cielo SA	3,733,592	2,606,683
*	Clear Sale SA	102,303	76,498
	CM Hospitalar SA	36,898	108,972
*	Cogna Educacao SA	6,422,353	3,057,202
*	Construtora Tenda SA	167,226	376,128
	Cruzeiro do Sul Educacional SA	258,997	193,667
	CSU Digital SA	83,114	263,762
	Cury Construtora e Incorporadora SA	462,501	1,352,162
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	969,968	3,461,045
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	30,936	84,370
	Dexco SA	1,176,010	1,600,125
	Diagnosticos da America SA	148,074	284,591
	Dimed SA Distribuidora da Medicamentos	280,832	588,763
	Direcional Engenharia SA	394,136	1,357,108
	EcoRodovias Infraestrutura e Logistica SA	835,278	1,163,019
*	Eletromidia SA	12,068	36,263
*	Embraer SA	1,171,209	4,086,194
*	Embraer SA, Sponsored ADR	338,004	4,711,776
	Empreendimentos Pague Menos SA	377,284	224,496
	Enauta Participacoes SA	396,624	1,371,182
	Eternit SA	146,700	215,318
	Even Construtora e Incorporadora SA	318,794	401,516
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,042,479
	Fleury SA	961,342	2,858,236
	Fras-Le SA	159,099	472,082
	Gafisa SA, ADR	7,812	13,788
Ω	GPS Participacoes e Empreendimentos SA	909,348	2,896,639
	Grendene SA	760,679	935,431
	Grupo Casas Bahia SA	5,945,971	530,706
	Grupo De Moda Soma SA	1,608,896	1,688,116
*	Grupo Mateus SA	1,594,576	1,840,717
	Grupo SBF SA	315,224	437,659
*	Guararapes Confeccoes SA	309,431	290,298
*	Hidrovias do Brasil SA	1,575,529	1,234,361

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Hospital Mater Dei SA	7,600	$10,612
* ††	Hua Han Health Industry Holdings Ltd.	20,183,698	0
*	Infracommerce CXAAS SA	238,360	57,206
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	236,400	897,914
*	International Meal Co. Alimentacao SA, Class A	623,142	196,518
	Iochpe Maxion SA	422,811	945,963
	Irani Papel e Embalagem SA	272,617	583,977
*	IRB-Brasil Resseguros SA	213,419	1,722,420
	Jalles Machado SA	262,872	430,669
	JHSF Participacoes SA	1,145,706	974,876
	JSL SA	200,436	334,342
	Kepler Weber SA	413,924	868,610
	Lavvi Empreendimentos Imobiliarios SA	293,400	393,392
	Localiza Rent a Car SA	28	283
Ω	Locaweb Servicos de Internet SA	1,315,278	1,419,172
	LOG Commercial Properties e Participacoes SA	163,072	670,173
*	Log-in Logistica Intermodal SA	182,871	1,481,321
*	Lojas Quero-Quero SA	550,779	424,958
	Lojas Renner SA	2,011,986	4,892,537
	LPS Brasil-Consultoria de Imoveis SA	115,700	42,225
	M Dias Branco SA	220,569	1,425,764
	Mahle Metal Leve SA	135,512	979,433
	Marcopolo SA	518,000	421,243
	Marfrig Global Foods SA	348,283	446,255
* Ω	Meliuz SA	149,880	212,256
	Melnick Even Desenvolvimento Imobiliario SA	73,800	60,015
	Mills Estruturas e Servicos de Engenharia SA	596,720	1,229,716
	Minerva SA	910,248	1,366,704
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	49,600	35,416
*	Moura Dubeux Engenharia SA	178,200	361,578
	Movida Participacoes SA	470,547	816,638
*	MPM Corporeos SA	158,867	34,031
	MRV Engenharia e Participacoes SA	1,282,372	2,098,392
*	Multilaser Industrial SA	481,420	169,011
	Multiplan Empreendimentos Imobiliarios SA	869,419	4,266,262
*	Natura & Co. Holding SA	286,008	723,281
*	Oceanpact Servicos Maritimos SA	43,800	40,136
	Odontoprev SA	994,990	2,060,335
*	Omega Energia SA	959,677	1,446,630
*	Oncoclinicas do Brasil Servicos Medicos SA	70,915	133,341
*	Orizon Valorizacao de Residuos SA	123,107	841,916
	Pet Center Comercio e Participacoes SA	1,089,437	769,256
	Petroreconcavo SA	378,355	1,556,420
	Plano & Plano Desenvolvimento Imobiliario SA	140,177	256,624
	Porto Seguro SA	499,833	2,499,289
	Portobello SA	202,139	186,834
	Positivo Tecnologia SA	267,080	332,145
*	PRIO SA	202,468	1,915,556
	Qualicorp Consultoria e Corretora de Seguros SA	480,943	273,775
	Romi SA	167,346	380,713
	Santos Brasil Participacoes SA	1,512,578	2,220,078
*	Sao Carlos Empreendimentos e Participacoes SA	86,509	426,904
	Sao Martinho SA	710,576	4,996,265
#	Sendas Distribuidora SA, ADR	40,533	438,567
	Sendas Distribuidora SA	778,850	1,690,012
* Ω	Ser Educacional SA	45,110	55,294
	SIMPAR SA	1,499,112	2,057,590
	Sinqia SA	83,881	456,693
	SLC Agricola SA	400,466	2,919,843

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Smartfit Escola de Ginastica e Danca SA	413,701	$1,589,406
*	SYN prop e tech SA	26,500	19,710
	Tegma Gestao Logistica SA	119,259	578,820
	TOTVS SA	1,646,258	8,264,352
	Transmissora Alianca de Energia Eletrica SA	1,269,523	8,508,391
	Tres Tentos Agroindustrial SA	253,677	554,977
	Trisul SA	270,182	249,189
	Tupy SA	259,272	1,254,256
	Ultrapar Participacoes SA	1,899,071	7,702,881
	Unipar Carbocloro SA	23,190	307,069
	Usinas Siderurgicas de Minas Gerais SA Usiminas	279,562	368,184
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	205,650	645,288
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	954,778	1,482,801
	Vibra Energia SA	937,998	3,681,853
	Vittia Fertilizantes E Biologicos SA	31,908	57,908
	Vivara Participacoes SA	329,893	1,668,522
	Vulcabras Azaleia SA	419,685	1,490,863
	Wilson Sons SA	392,984	1,049,932
	Wiz Co.	232,044	232,884
	YDUQS Participacoes SA	951,937	3,347,616
*	Zamp SA	722,529	910,013
TOTAL BRAZIL			177,380,280
CAYMAN ISLANDS — (0.0%)
	Cosmopolitan International Holdings Ltd.	381,000	170,410
CHILE — (0.7%)
	Aguas Andinas SA, Class A	5,245,019	1,530,348
	Besalco SA	1,994,272	867,966
	Camanchaca SA	1,471,136	79,791
	CAP SA	148,607	812,748
	Cementos BIO BIO SA	352,724	260,045
	Cencosud Shopping SA	30,918	44,890
	Cia Cervecerias Unidas SA	17,432	99,009
	Clinica Las Condes SA	694	13,590
	Colbun SA	12,463,621	1,809,005
	Cristalerias de Chile SA	130,323	426,541
	Embotelladora Andina SA, ADR, Class B	43,709	534,124
	Empresa Nacional de Telecomunicaciones SA	458,824	1,548,624
	Empresas Hites SA	8,691	923
	Empresas Lipigas SA	6,383	20,333
	Empresas Tricot SA	42,114	12,632
*	Engie Energia Chile SA	1,345,377	1,195,656
	Forus SA	340,435	513,609
	Grupo Security SA	3,951,873	905,495
	Instituto de Diagnostico SA	2,928	4,548
	Inversiones Aguas Metropolitanas SA	1,113,963	796,704
	Inversiones La Construccion SA	78,273	455,000
	Masisa SA	930,369	18,388
	Multiexport Foods SA	3,175,787	680,816
	Parque Arauco SA	1,906,649	2,606,534
	PAZ Corp. SA	1,106,246	589,241
	Plaza SA	39,231	47,601
	Ripley Corp. SA	2,155,055	361,361
	Salfacorp SA	1,292,969	516,908
	Sigdo Koppers SA	1,119,387	1,463,860
	SMU SA	5,878,831	1,018,520
	Sociedad Matriz SAAM SA	34,841,944	3,726,650

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Socovesa SA	1,763,444	$177,302
	SONDA SA	1,171,292	464,639
	Vina Concha y Toro SA	1,630,183	1,820,709
TOTAL CHILE			25,424,110
CHINA — (20.8%)
	361 Degrees International Ltd.	3,755,000	1,827,947
Ω	3SBio, Inc.	5,451,500	4,849,883
*	5I5J Holding Group Co. Ltd., Class A	601,200	197,642
* ††	A Metaverse Co.	550,000	2,038
	AAC Technologies Holdings, Inc.	2,334,000	4,201,284
	Addsino Co. Ltd., Class A	317,000	368,304
	Advanced Technology & Materials Co. Ltd., Class A	267,300	346,503
	Aerospace Hi-Tech Holdings Group Ltd., Class A	279,103	369,594
# *	Agile Group Holdings Ltd.	4,656,000	446,164
	Ajisen China Holdings Ltd.	1,634,000	172,731
# Ω	AK Medical Holdings Ltd.	1,812,000	1,764,009
# *	Alibaba Pictures Group Ltd.	40,890,000	2,612,576
* Ω	A-Living Smart City Services Co. Ltd.	2,396,500	1,129,925
# * Ω	Alliance International Education Leasing Holdings Ltd.	2,138,000	387,599
	Allmed Medical Products Co. Ltd., Class A	120,500	167,610
	Amoy Diagnostics Co. Ltd., Class A	95,269	282,947
	An Hui Wenergy Co. Ltd., Class A	614,902	532,384
	Angang Steel Co. Ltd., Class H	4,624,999	1,016,834
	Anhui Anke Biotechnology Group Co. Ltd., Class A	285,100	409,767
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	439,795
	Anhui Expressway Co. Ltd., Class H	1,738,000	1,673,297
*	Anhui Genuine New Materials Co. Ltd., Class A	91,300	106,572
	Anhui Guangxin Agrochemical Co. Ltd., Class A	20,000	45,505
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	160,429	205,527
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	221,400	189,707
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	461,835
	Anhui Jinhe Industrial Co. Ltd., Class A	121,800	362,535
*	Anhui Tatfook Technology Co. Ltd., Class A	170,000	262,320
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	142,920	169,215
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	323,100	321,483
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	276,500	487,420
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	20,252	537,643
*	Anton Oilfield Services Group	6,764,000	420,121
*	Aoshikang Technology Co. Ltd., Class A	82,400	353,445
*	Aotecar New Energy Technology Co. Ltd., Class A	809,100	295,537
*	Aowei Holdings Ltd.	1,451,000	123,303
	ApicHope Pharmaceutical Co. Ltd., Class A	142,770	559,077
	APT Satellite Holdings Ltd.	652,000	182,619
* Ω	Archosaur Games, Inc.	609,000	159,482
*	Art Group Holdings Ltd.	320,000	13,067
* Ω	Ascletis Pharma, Inc.	713,000	170,394
	Asia Cement China Holdings Corp.	1,711,000	530,390
# Ω	AsiaInfo Technologies Ltd.	675,200	698,313
*	Autel Intelligent Technology Corp. Ltd., Class A	39,792	151,284
	AviChina Industry & Technology Co. Ltd., Class H	8,269,000	3,747,649
	Bafang Electric Suzhou Co. Ltd., Class A	25,480	166,316
Ω	BAIC Motor Corp. Ltd., Class H	5,933,000	1,731,484
	Bank of Chongqing Co. Ltd., Class H	2,142,000	1,106,182
*	Bank of Tianjin Co. Ltd., Class H	41,500	9,216
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	811,910	90,315
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	89,702	62,624
	Baowu Magnesium Technology Co. Ltd., Class A	164,900	429,232
*	Baoye Group Co. Ltd., Class H	1,132,000	566,222

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Baozun, Inc., Sponsored ADR	121,692	$367,510
	BBMG Corp., Class H	7,209,000	710,352
	Bear Electric Appliance Co. Ltd., Class A	38,147	284,252
	Befar Group Co. Ltd., Class A	179,400	110,846
	Beibuwan Port Co. Ltd., Class A	278,581	281,491
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	70,920	335,031
	Beijing Capital Development Co. Ltd., Class A	532,676	270,652
*	Beijing Capital International Airport Co. Ltd., Class H	6,328,000	2,330,839
	Beijing Career International Co. Ltd., Class A	46,000	189,372
	Beijing Certificate Authority Co. Ltd., Class A	67,587	250,819
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	187,750	346,442
	Beijing Dahao Technology Corp. Ltd., Class A	139,800	231,418
	Beijing Energy International Holding Co. Ltd.	19,934,000	514,785
	Beijing Enterprises Holdings Ltd.	1,690,500	5,632,509
	Beijing Enterprises Water Group Ltd.	13,512,000	2,851,102
* ††	Beijing Gas Blue Sky Holdings Ltd.	1,200,000	11,220
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	395,868	425,318
*	Beijing Haixin Energy Technology Co. Ltd., Class A	565,000	270,704
*	Beijing Health Holdings Ltd.	17,802,000	178,938
*	Beijing Hezong Science & Technology Co. Ltd., Class A	239,500	134,407
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	9,961	164,057
*	Beijing Hualian Department Store Co. Ltd., Class A	177,200	42,423
*	Beijing Jetsen Technology Co. Ltd., Class A	453,500	301,586
	Beijing Jingneng Clean Energy Co. Ltd., Class H	4,650,000	963,349
*	Beijing Jingyuntong Technology Co. Ltd., Class A	483,800	305,580
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	30,754	164,364
*	Beijing Leike Defense Technology Co. Ltd., Class A	312,407	247,844
*	Beijing North Star Co. Ltd., Class H	2,396,000	242,052
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	633,200	194,922
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	277,454	395,321
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	214,101
*	Beijing Shunxin Agriculture Co. Ltd., Class A	91,400	284,481
*	Beijing Sinnet Technology Co. Ltd., Class A	284,700	395,318
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	380,714
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	82,600	58,540
	Beijing Strong Biotechnologies, Inc., Class A	91,900	232,096
*	Beijing Thunisoft Corp. Ltd., Class A	52,900	61,226
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	890,000	1,336,763
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	693,000	170,973
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	121,155
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	51,200	385,664
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	263,657	374,231
*	Beken Corp., Class A	30,400	122,237
*	Bengang Steel Plates Co. Ltd., Class A	401,600	212,992
*	Bestway Marine & Energy Technology Co. Ltd., Class A	94,000	54,756
*	Billion Industrial Holdings Ltd.	44,000	22,226
	Binhai Investment Co. Ltd.	250,000	51,449
	Binjiang Service Group Co. Ltd.	110,500	240,809
	Black Peony Group Co. Ltd., Class A	264,549	210,191
Ω	Blue Moon Group Holdings Ltd.	1,540,500	421,820
	Blue Sail Medical Co. Ltd., Class A	252,600	241,232
Ω	BOC Aviation Ltd.	557,600	3,429,285
	BOE Varitronix Ltd.	1,052,000	894,707
*	Bohai Leasing Co. Ltd., Class A	1,179,200	385,409
	Bosideng International Holdings Ltd.	11,634,000	4,593,444
	Bright Dairy & Food Co. Ltd., Class A	303,700	391,921
	BrightGene Bio-Medical Technology Co. Ltd., Class A	101,648	534,648

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
††	Brilliance China Automotive Holdings Ltd.	9,658,000	$4,440,113
	B-Soft Co. Ltd., Class A	344,348	338,896
# *	Burning Rock Biotech Ltd., ADR	5,945	5,670
	BYD Electronic International Co. Ltd.	1,315,500	5,491,571
	C C Land Holdings Ltd.	11,910,015	1,918,095
	C&D International Investment Group Ltd.	2,274,373	5,116,814
	C&S Paper Co. Ltd., Class A	239,078	354,927
	Cabbeen Fashion Ltd.	838,000	53,616
	Camel Group Co. Ltd., Class A	275,435	310,086
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	423,800	240,964
	Canny Elevator Co. Ltd., Class A	44,200	47,304
# * Ω	CanSino Biologics, Inc., Class H	18,800	59,357
	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,198,422
	Capital Environment Holdings Ltd.	15,260,000	218,350
	Castech, Inc., Class A	135,800	476,100
	CCS Supply Chain Management Co. Ltd., Class A	47,900	38,170
	Central China Management Co. Ltd.	1,270,626	56,776
	Central China New Life Ltd.	828,000	228,771
	Central China Securities Co. Ltd., Class H	3,247,000	477,897
	CETC Digital Technology Co. Ltd., Class A	140,100	442,934
	CETC Potevio Science&Technology Co. Ltd., Class A	107,800	338,820
*	CGN Mining Co. Ltd.	5,675,000	931,461
#	CGN New Energy Holdings Co. Ltd.	4,990,000	1,301,478
	CGN Nuclear Technology Development Co. Ltd., Class A	237,100	235,398
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	292,725
	Changzhou Qianhong Biopharma Co. Ltd., Class A	48,300	35,637
	Chaowei Power Holdings Ltd.	1,665,000	276,683
*	Chen Lin Education Group Holdings Ltd.	372,000	91,261
	Cheng De Lolo Co. Ltd., Class A	256,650	295,823
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	163,215
*	Chengdu CORPRO Technology Co. Ltd., Class A	120,100	341,216
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	113,900	211,118
	Chengdu Galaxy Magnets Co. Ltd., Class A	11,400	27,329
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	217,725
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	193,295	469,174
	Chengdu Kanghua Biological Products Co. Ltd., Class A	32,700	314,371
	Chengdu Leejun Industrial Co. Ltd., Class A	133,700	127,970
	Chengdu Wintrue Holding Co. Ltd., Class A	256,900	293,284
	Chengdu Xingrong Environment Co. Ltd., Class A	913,299	717,463
*	Chengtun Mining Group Co. Ltd., Class A	881,000	548,393
	Chenguang Biotech Group Co. Ltd., Class A	95,000	175,550
	Chengzhi Co. Ltd., Class A	295,000	337,747
	China Aerospace International Holdings Ltd.	8,284,500	354,629
*	China Agri-Products Exchange Ltd.	45,605	500
	China Aircraft Leasing Group Holdings Ltd.	1,416,000	647,824
*	China Anchu Energy Storage Group Ltd.	1,929,000	135,546
	China BlueChemical Ltd., Class H	5,156,000	1,206,602
* Ω	China Bohai Bank Co. Ltd., Class H	4,142,500	608,776
*	China Boton Group Co. Ltd.	182,000	27,164
	China CAMC Engineering Co. Ltd., Class A	332,197	399,112
	China Cinda Asset Management Co. Ltd., Class H	30,720,000	2,987,302
	China Communications Services Corp. Ltd., Class H	8,814,000	3,605,157
*	China Conch Environment Protection Holdings Ltd.	4,071,000	1,001,398
#	China Conch Venture Holdings Ltd.	4,852,000	4,018,296
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	1,880,142
*	China Daye Non-Ferrous Metals Mining Ltd.	7,294,000	57,542
	China Design Group Co. Ltd., Class A	171,500	179,482
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	214,000	30,037
# * ††	China Dili Group.	12,625,699	199,746

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Dongxiang Group Co. Ltd.	8,517,985	$283,474
# Ω	China East Education Holdings Ltd.	1,231,000	473,040
	China Education Group Holdings Ltd.	3,064,000	2,545,471
	China Electronics Huada Technology Co. Ltd.	2,622,000	426,651
	China Electronics Optics Valley Union Holding Co. Ltd.	7,892,000	353,015
	China Everbright Environment Group Ltd.	12,337,000	4,211,561
Ω	China Everbright Greentech Ltd.	1,802,000	182,244
	China Everbright Ltd.	3,076,000	1,829,928
Ω	China Feihe Ltd.	9,856,000	6,124,242
*	China Financial Services Holdings Ltd.	126,200	4,336
	China Foods Ltd.	4,316,000	1,494,609
	China Gas Holdings Ltd.	7,812,400	7,023,397
	China Glass Holdings Ltd.	3,378,000	324,294
#	China Gold International Resources Corp. Ltd.	776,600	3,295,356
*	China Grand Automotive Services Group Co. Ltd., Class A	1,005,900	264,129
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	71,908
	China Hanking Holdings Ltd.	2,121,000	192,260
	China Harmony Auto Holding Ltd.	2,108,000	183,296
	China Harzone Industry Corp. Ltd., Class A	51,900	53,668
*	China High Speed Railway Technology Co. Ltd., Class A	655,400	211,507
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,554,000	363,470
* †† Ω	China Huarong Asset Management Co. Ltd., Class H	2,576,000	115,334
# ††	China Huiyuan Juice Group Ltd.	3,902,101	174,828
	China International Marine Containers Group Co. Ltd., Class H	3,024,080	1,594,724
#	China Jinmao Holdings Group Ltd.	19,794,757	2,427,961
	China Kepei Education Group Ltd.	1,184,000	311,992
	China Kings Resources Group Co. Ltd., Class A	114,940	487,104
	China Lesso Group Holdings Ltd.	4,093,000	2,197,828
	China Lilang Ltd.	1,561,000	754,464
* Ω	China Literature Ltd.	1,291,600	4,349,437
*	China Longevity Group Co. Ltd.	1,076,350	35,350
* ††	China Maple Leaf Educational Systems Ltd.	7,090,000	60,705
	China Medical System Holdings Ltd.	5,196,500	8,309,710
#	China Meidong Auto Holdings Ltd.	1,584,000	849,485
	China Merchants Land Ltd.	4,634,000	186,803
	China Merchants Port Holdings Co. Ltd.	4,896,107	6,232,419
	China Merchants Property Operation & Service Co. Ltd., Class A	144,100	262,946
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,560,000	1,080,370
	China National Accord Medicines Corp. Ltd., Class A	80,000	314,898
	China National Building Material Co. Ltd., Class H	12,606,000	6,000,398
Ω	China New Higher Education Group Ltd.	1,994,000	497,827
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	507,700	316,407
	China Nonferrous Mining Corp. Ltd.	3,255,000	1,973,711
*	China Oil & Gas Group Ltd.	16,818,000	527,202
	China Oriental Group Co. Ltd.	3,576,000	549,665
	China Overseas Grand Oceans Group Ltd.	6,960,434	2,372,623
	China Overseas Property Holdings Ltd.	4,865,000	4,225,161
#	China Power International Development Ltd.	16,804,333	6,530,760
	China Publishing & Media Co. Ltd., Class A	157,315	182,007
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,714,000	536,760
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	182,936
# *	China Rare Earth Holdings Ltd.	5,364,799	246,867
	China Reinsurance Group Corp., Class H	19,613,000	1,104,145
# * †† Ω	China Renaissance Holdings Ltd.	773,400	269,817
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	84,000	351,852
	China Resources Cement Holdings Ltd.	8,288,000	2,131,082
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	175,900	412,302

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Medical Holdings Co. Ltd.	2,751,000	$1,622,478
Ω	China Resources Pharmaceutical Group Ltd.	5,125,500	3,183,941
#	China Risun Group Ltd.	3,815,000	1,559,819
# *	China Ruyi Holdings Ltd.	17,892,000	4,120,107
*	China Sanjiang Fine Chemicals Co. Ltd.	2,366,000	302,856
	China Science Publishing & Media Ltd., Class A	21,900	77,828
*	China Shanshui Cement Group Ltd.	30,000	2,450
# Ω	China Shengmu Organic Milk Ltd.	9,923,000	380,143
	China Shineway Pharmaceutical Group Ltd.	1,052,200	933,162
*	China Silver Group Ltd.	5,012,000	120,939
#	China South City Holdings Ltd.	18,054,000	957,729
	China State Construction Development Holdings Ltd.	794,000	228,207
	China State Construction International Holdings Ltd.	3,540,000	3,791,834
# *	China Sunshine Paper Holdings Co. Ltd.	1,828,000	593,918
	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	2,178,703
	China Taiping Insurance Holdings Co. Ltd.	4,839,600	4,470,707
	China Testing & Certification International Group Co. Ltd., Class A	217,992	292,397
# *	China Tianrui Group Cement Co. Ltd., Class C	256,000	190,741
*	China Tianying, Inc., Class A	657,100	531,189
#	China Tobacco International HK Co. Ltd.	479,000	620,060
	China Traditional Chinese Medicine Holdings Co. Ltd.	9,954,000	4,904,792
	China Travel International Investment Hong Kong Ltd.	9,487,900	1,687,872
	China Tungsten & Hightech Materials Co. Ltd., Class A	295,840	360,270
	China Water Affairs Group Ltd.	3,782,000	2,393,354
	China West Construction Group Co. Ltd., Class A	240,900	221,873
	China XLX Fertiliser Ltd.	1,865,000	811,079
	China Yongda Automobiles Services Holdings Ltd.	2,866,500	1,100,884
* Ω	China Yuhua Education Corp. Ltd.	5,266,000	404,226
# *	China ZhengTong Auto Services Holdings Ltd.	4,214,000	236,940
	China Zhongwang Holdings Ltd.	8,794,400	354,012
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	105,400	117,881
	Chinasoft International Ltd.	9,242,000	6,705,229
# *	Chindata Group Holdings Ltd., ADR	41,217	366,007
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	234,100	370,351
	Chongqing Department Store Co. Ltd., Class A	99,800	368,618
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	176,100	294,141
	Chongqing Gas Group Corp. Ltd., Class A	245,800	225,392
*	Chongqing Iron & Steel Co. Ltd., Class H	450,000	46,021
	Chongqing Machinery & Electric Co. Ltd., Class H	3,360,000	236,562
	Chongqing Rural Commercial Bank Co. Ltd., Class H	7,096,000	2,686,412
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	231,826	246,535
	Chongqing Zaisheng Technology Corp. Ltd., Class A	228,220	137,919
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	342,513
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	283,310	216,950
	CIFI Ever Sunshine Services Group Ltd.	2,626,000	433,091
	CIMC Enric Holdings Ltd.	2,856,000	2,423,872
Ω	CIMC Vehicles Group Co. Ltd., Class H	239,500	173,830
	CITIC Resources Holdings Ltd.	9,324,600	387,538
	City Development Environment Co. Ltd., Class A	161,100	242,205
*	Citychamp Watch & Jewellery Group Ltd.	7,168,000	1,124,684
*	CMGE Technology Group Ltd.	4,176,000	700,508
	CMST Development Co. Ltd., Class A	585,300	409,082
# *	CNFinance Holdings Ltd., ADR	46,226	116,027
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	289,140	316,015
	COFCO Biotechnology Co. Ltd., Class A	365,800	341,126
*	COFCO Joycome Foods Ltd.	8,445,000	1,965,524
	COFCO Sugar Holding Co. Ltd., Class A	210,800	247,215
	Comba Telecom Systems Holdings Ltd.	6,422,001	730,291

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Concord New Energy Group Ltd.	25,104,964	$2,055,827
	Consun Pharmaceutical Group Ltd.	2,208,000	1,298,705
	Contec Medical Systems Co. Ltd., Class A	55,900	167,106
*	Continental Aerospace Technologies Holding Ltd.	17,219,722	156,537
	COSCO SHIPPING Development Co. Ltd., Class H	13,503,000	1,380,805
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	1,276,279
	COSCO SHIPPING Ports Ltd.	5,541,121	3,342,912
	CPMC Holdings Ltd.	2,382,000	1,827,246
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	263,581
# *	Crazy Sports Group Ltd.	10,687,579	147,595
	Crystal Clear Electronic Material Co. Ltd., Class A	270,099	392,100
	CSG Holding Co. Ltd., Class A	344,300	254,517
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	149,080	616,093
	CSSC Hong Kong Shipping Co. Ltd.	3,404,000	600,874
	CTS International Logistics Corp. Ltd., Class A	305,720	302,652
* ††	CWT International Ltd.	24,080,000	70,776
*	Da Ming International Holdings Ltd.	880,000	130,260
	Daan Gene Co. Ltd., Class A	294,060	391,815
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	476,300	297,668
	Dalipal Holdings Ltd.	1,198,000	682,514
	Datang International Power Generation Co. Ltd., Class H	8,602,000	1,298,221
	Dawnrays Pharmaceutical Holdings Ltd.	3,551,886	509,626
	Dazzle Fashion Co. Ltd., Class A	35,628	68,483
	DBG Technology Co. Ltd., Class A	195,083	812,612
	DeHua TB New Decoration Materials Co. Ltd., Class A	193,916	251,908
*	Deppon Logistics Co. Ltd., Class A	87,500	178,849
	Dian Diagnostics Group Co. Ltd., Class A	135,159	425,017
	Digital China Holdings Ltd.	2,073,500	569,068
	Digital China Information Service Group Co. Ltd., Class A	249,064	415,503
	Dongfang Electronics Co. Ltd., Class A	276,400	285,799
	Dongfeng Motor Group Co. Ltd., Class H	8,868,000	3,903,908
	Dongguan Aohai Technology Co. Ltd., Class A	64,200	336,173
	Dongguan Development Holdings Co. Ltd., Class A	234,900	289,762
	Dongyue Group Ltd.	5,335,000	4,249,589
*	DouYu International Holdings Ltd., ADR	456,137	393,053
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,206,000	357,817
# * Ω	East Buy Holding Ltd.	1,215,000	4,956,596
	East Group Co. Ltd., Class A	579,400	507,936
	E-Commodities Holdings Ltd.	3,824,000	660,388
	Edan Instruments, Inc., Class A	141,500	207,013
	Edifier Technology Co. Ltd., Class A	143,600	319,847
	Edvantage Group Holdings Ltd.	873,516	274,474
	EEKA Fashion Holdings Ltd.	660,500	1,201,987
	EIT Environmental Development Group Co. Ltd., Class A	31,978	65,813
	Electric Connector Technology Co. Ltd., Class A	85,813	488,039
	Elion Energy Co. Ltd., Class A	780,761	292,538
	Era Co. Ltd., Class A	306,500	222,437
	Essex Bio-technology Ltd.	871,000	311,464
	Eternal Asia Supply Chain Management Ltd., Class A	640,400	383,527
#	EVA Precision Industrial Holdings Ltd.	3,272,435	326,475
*	EverChina International Holdings Co. Ltd.	13,660,000	207,753
#* Ω	Everest Medicines Ltd.	447,500	1,590,346
*	Fangda Special Steel Technology Co. Ltd., Class A	575,000	390,532
# *	Fanhua, Inc., Sponsored ADR	153,245	1,006,820
	Far East Horizon Ltd.	4,321,000	3,040,413
	FAWER Automotive Parts Co. Ltd., Class A	398,800	286,830
	Fibocom Wireless, Inc., Class A	160,420	455,262
*	FIH Mobile Ltd.	10,029,000	744,382
	Financial Street Holdings Co. Ltd., Class A	607,398	341,789

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	FinVolution Group, ADR	376,583	$1,781,238
	First Tractor Co. Ltd., Class H	1,033,176	523,178
	Foryou Corp., Class A	89,700	408,086
	Fosun International Ltd.	5,134,500	3,076,287
*	Founder Holdings Ltd.	160,000	9,816
	Fu Shou Yuan International Group Ltd.	4,353,000	2,922,450
#	Fufeng Group Ltd.	6,291,600	3,267,683
# * ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	208,792	406,132
	Fujian Longking Co. Ltd., Class A	20,300	41,144
	Fujian Star-net Communication Co. Ltd., Class A	134,073	331,190
*	Fullshare Holdings Ltd.	41,672,500	69,347
	Fulu Holdings Ltd.	243,500	91,027
*	Funshine Culture Group Co. Ltd., Class A	24,400	163,911
*	Fusen Pharmaceutical Co. Ltd.	141,000	27,121
	Gansu Energy Chemical Co. Ltd., Class A	214,700	94,331
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	181,333	269,084
	Gansu Shangfeng Cement Co. Ltd., Class A	235,561	281,153
*	GCL New Energy Holdings Ltd.	1,322,100	72,728
*	GDS Holdings Ltd., Class A	2,922,100	3,722,587
	Gemdale Properties & Investment Corp. Ltd.	18,690,000	553,694
Ω	Genertec Universal Medical Group Co. Ltd.	2,784,000	1,413,687
*	Genimous Technology Co. Ltd., Class A	300,115	330,965
	Geovis Technology Co. Ltd., Class A	38,985	262,865
	GEPIC Energy Development Co. Ltd., Class A	373,900	286,347
	Getein Biotech, Inc., Class A	128,496	200,732
*	Glorious Property Holdings Ltd.	11,042,501	14,001
*	Glory Health Industry Ltd.	3,428,000	34,343
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	296,811
	GoldenHome Living Co. Ltd., Class A	38,792	138,500
	Goldenmax International Group Ltd., Class A	183,600	243,410
	Goldlion Holdings Ltd.	211,962	27,694
	Goldpac Group Ltd.	1,007,000	180,210
	Goldwind Science & Technology Co. Ltd., Class H	2,274,400	1,085,172
# *	GOME Retail Holdings Ltd.	34,090,000	156,922
*	Gosuncn Technology Group Co. Ltd., Class A	48,600	28,886
*	Grand Baoxin Auto Group Ltd.	1,851,992	45,659
	Grand Pharmaceutical Group Ltd., Class L	3,932,500	2,113,996
	Grandblue Environment Co. Ltd., Class A	54,900	133,505
*	Grandjoy Holdings Group Co. Ltd., Class A	387,500	184,225
*	Greatview Aseptic Packaging Co. Ltd.	2,495,000	635,368
*	Gree Real Estate Co. Ltd., Class A	408,600	398,001
	Greentown China Holdings Ltd.	3,230,648	3,134,183
Ω	Greentown Management Holdings Co. Ltd.	2,049,000	1,510,008
	Greentown Service Group Co. Ltd.	4,890,000	1,907,235
	GRG Metrology & Test Group Co. Ltd., Class A	132,900	255,548
	Grinm Advanced Materials Co. Ltd., Class A	153,300	262,996
	Guangdong Advertising Group Co. Ltd., Class A	355,200	245,525
	Guangdong Aofei Data Technology Co. Ltd., Class A	228,139	275,875
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	528,800	349,869
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	353,600	361,292
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	287,001
	Guangdong Dongpeng Holdings Co. Ltd., Class A	203,200	250,111
	Guangdong Dowstone Technology Co. Ltd., Class A	142,600	222,654
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	106,800	321,758
	Guangdong Hongda Holdings Group Co. Ltd., Class A	90,300	265,748
	Guangdong Hybribio Biotech Co. Ltd., Class A	157,856	198,358
#	Guangdong Investment Ltd.	8,462,000	5,774,314

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	54,800	$366,765
	Guangdong Land Holdings Ltd.	1,456,800	111,684
	Guangdong Provincial Expressway Development Co. Ltd., Class A	377,087	416,767
*	Guangdong Shirongzhaoye Co. Ltd., Class A	157,500	143,024
	Guangdong South New Media Co. Ltd., Class A	56,100	278,572
	Guangdong Tapai Group Co. Ltd., Class A	289,700	298,610
	Guangdong Topstar Technology Co. Ltd., Class A	18,800	37,391
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	179,030	410,503
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	585,200	232,129
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	167,803	420,923
*	Guangshen Railway Co. Ltd., Class H	4,742,000	848,089
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	433,642
	Guangxi LiuYao Group Co. Ltd., Class A	42,080	119,323
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	86,900	31,720
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	456,000	1,213,099
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	84,400	355,821
	Guangzhou Jet Biofiltration Co. Ltd., Class A	11,490	27,825
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	188,633
	Guangzhou Restaurant Group Co. Ltd., Class A	121,741	353,583
	Guangzhou Wondfo Biotech Co. Ltd., Class A	109,300	393,162
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	34,700	68,922
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	286,300	329,302
	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	182,600	257,658
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	483,496	402,553
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	472,400	314,983
	Guizhou Zhenhua E-chem, Inc., Class A	106,771	339,737
*	Guolian Securities Co. Ltd., Class H	1,395,500	605,608
*	Guosheng Financial Holding, Inc., Class A	92,900	126,159
# * Ω	Haichang Ocean Park Holdings Ltd.	10,334,000	1,321,074
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	6,920	16,137
	Hainan Haide Capital Management Co. Ltd., Class A	58,200	95,607
# *	Hainan Meilan International Airport Co. Ltd., Class H	663,000	537,667
	Hainan Poly Pharm Co. Ltd., Class A	103,800	449,420
	Hainan Strait Shipping Co. Ltd., Class A	474,150	366,619
	Haitian International Holdings Ltd.	2,453,000	5,851,832
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,290,000	263,314
	Hand Enterprise Solutions Co. Ltd., Class A	232,000	264,091
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	275,672
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	57,900	191,156
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	29,539	160,638
	Hangzhou Onechance Tech Corp., Class A	55,570	180,473
* Ω	Harbin Bank Co. Ltd., Class H	1,742,000	52,773
	Harbin Boshi Automation Co. Ltd., Class A	272,200	487,715
	Harbin Electric Co. Ltd., Class H	2,083,413	599,285
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	254,572
# * ††	Harmonicare Medical Holdings Ltd.	2,321,000	0
	HBIS Resources Co. Ltd., Class A	151,000	337,906
#* Ω	HBM Holdings Ltd.	1,129,000	204,019
	Health & Happiness H&H International Holdings Ltd.	743,500	840,594
*	Healthcare Co. Ltd., Class A	16,300	22,599
	Hefei Urban Construction Development Co. Ltd., Class A	241,200	226,510
	Hello Group, Inc., Sponsored ADR	461,594	3,268,086
	Henan Lingrui Pharmaceutical Co., Class A	160,300	346,640
	Henan Mingtai Al Industrial Co. Ltd., Class A	220,200	369,837
	Henan Pinggao Electric Co. Ltd., Class A	214,600	317,892
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,600	20,594
*	Henan Yicheng New Energy Co. Ltd., Class A	532,700	347,466
	Henan Yuguang Gold & Lead Co. Ltd., Class A	254,900	215,209
*	Henan Yuneng Holdings Co. Ltd., Class A	356,500	236,405

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Zhongyuan Expressway Co. Ltd., Class A	329,223	$160,615
	Hengan International Group Co. Ltd.	2,167,000	7,257,928
*	Hengdeli Holdings Ltd.	12,009,399	214,790
	Hexing Electrical Co. Ltd., Class A	181,690	563,907
*	Hi Sun Technology China Ltd.	6,168,000	401,946
	Hisense Home Appliances Group Co. Ltd., Class H	1,502,000	4,134,375
*	Holitech Technology Co. Ltd., Class A	754,000	340,028
	Homeland Interactive Technology Ltd.	50,000	14,250
*	Hongda Xingye Co. Ltd., Class A	801,900	151,565
*	Honghua Group Ltd.	7,898,000	119,244
* Ω	Honworld Group Ltd.	1,105,500	69,046
* Ω	Hope Education Group Co. Ltd.	9,490,000	558,987
*	Hopson Development Holdings Ltd.	4,119,115	2,411,880
# * Ω	Hua Hong Semiconductor Ltd.	1,861,000	4,581,936
*	Hua Yin International Holdings Ltd.	960,000	19,386
	Huaan Securities Co. Ltd., Class A	195,566	129,130
	Huabao Flavours & Fragrances Co. Ltd., Class A	67,886	206,626
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	430,900	309,979
*	Huafu Fashion Co. Ltd., Class A	430,752	210,853
# *	Huanxi Media Group Ltd.	1,820,000	167,372
	Huapont Life Sciences Co. Ltd., Class A	468,600	311,335
	Huaxin Cement Co. Ltd., Class H	220,300	210,087
#	Huazhong In-Vehicle Holdings Co. Ltd.	1,984,000	615,871
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	545,769	232,730
	Huishang Bank Corp. Ltd., Class H	34,000	10,257
	Hunan Aihua Group Co. Ltd., Class A	94,287	294,930
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	501,400	239,215
	Hunan Gold Corp. Ltd., Class A	289,800	461,960
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	342,000	265,297
	Hunan Zhongke Electric Co. Ltd., Class A	153,100	223,537
*	HUYA, Inc., ADR.	281,056	879,705
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,068,800	6,453,486
*	Hytera Communications Corp. Ltd., Class A	445,900	383,847
*	HyUnion Holding Co. Ltd., Class A	272,100	253,261
*	IAT Automobile Technology Co. Ltd., Class A	129,500	279,320
* Ω	iDreamSky Technology Holdings Ltd.	99,200	32,269
Ω	IMAX China Holding, Inc.	386,000	355,902
	Infore Environment Technology Group Co. Ltd., Class A	358,700	239,259
# Ω	Ingdan, Inc.	1,853,000	295,299
*	Inkeverse Group Ltd.	497,000	44,588
*	INKON Life Technology Co. Ltd., Class A	77,600	109,116
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	146,400	71,829
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	266,600	341,332
* Ω	InnoCare Pharma Ltd.	1,453,000	1,147,060
	Innuovo Technology Co. Ltd., Class A	364,600	302,589
	Inspur Digital Enterprise Technology Ltd.	1,842,000	480,922
	Intco Medical Technology Co. Ltd., Class A	145,227	438,185
#	Intron Technology Holdings Ltd.	811,000	294,593
# *	iQIYI, Inc., ADR.	784,425	3,655,421
	IVD Medical Holding Ltd.	291,000	67,354
	Jack Technology Co. Ltd., Class A	117,400	335,950
# * Ω	Jacobio Pharmaceuticals Group Co. Ltd.	514,800	251,794
	Jade Bird Fire Co. Ltd., Class A	151,784	334,601
	Jafron Biomedical Co. Ltd., Class A	7,600	24,579
	Jenkem Technology Co. Ltd., Class A	14,415	244,423
	JH Educational Technology, Inc.	1,052,000	121,650
	Jiajiayue Group Co. Ltd., Class A	136,899	206,667
	Jiangling Motors Corp. Ltd., Class A	152,600	339,772
	Jiangsu Azure Corp., Class A	243,600	307,993

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	6,494	$46,951
*	Jiangsu Canlon Building Materials Co. Ltd., Class A	26,000	43,985
	Jiangsu Cnano Technology Co. Ltd., Class A	78,960	315,396
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	131,200	242,843
	Jiangsu Expressway Co. Ltd., Class H	1,498,000	1,361,896
	Jiangsu Guomao Reducer Co. Ltd., Class A	118,800	255,697
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	446,209
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	38,700	343,127
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	136,800	185,152
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	139,100	184,480
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	791,520	397,078
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	121,700	292,349
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	82,740	189,779
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	144,820	334,862
	Jiangsu Linyang Energy Co. Ltd., Class A	415,500	378,398
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	192,952	279,328
	Jiangsu Shagang Co. Ltd., Class A	515,400	283,209
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	258,600	311,263
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	105,157	243,964
	Jiangsu Sopo Chemical Co., Class A	213,701	215,179
	Jiangsu ToLand Alloy Co. Ltd., Class A	72,735	307,780
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	690,310	397,118
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	115,700	41,114
	Jiangxi Bank Co. Ltd., Class H	325,000	31,615
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	95,400	137,856
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,600	20,536
	Jiangxi Wannianqing Cement Co. Ltd., Class A	200,030	202,328
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	6,000	22,580
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	541,124
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	299,034	234,150
	Jiayou International Logistics Co. Ltd., Class A	94,056	222,349
*	Jilin Chemical Fibre, Class A	532,702	221,373
	Jilin Electric Power Co. Ltd., Class A	584,300	373,893
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	34,772
#	Jinchuan Group International Resources Co. Ltd.	7,895,000	480,729
	Jingjin Equipment, Inc., Class A	92,400	290,410
	Jinhui Liquor Co. Ltd., Class A	111,000	417,032
# *	Jinke Smart Services Group Co. Ltd., Class H	239,700	239,230
# *	JinkoSolar Holding Co. Ltd., ADR	141,757	4,619,861
	Jinmao Property Services Co. Ltd.	122,779	33,388
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	260,220	419,446
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	225,213
	Jinneng Science&Technology Co. Ltd., Class A	214,500	241,579
	Jinyu Bio-Technology Co. Ltd., Class A	44,400	56,763
Ω	Jiumaojiu International Holdings Ltd.	3,046,000	3,314,405
	Jiuzhitang Co. Ltd., Class A	287,600	416,775
	JNBY Design Ltd.	642,000	782,084
	Joinn Laboratories China Co. Ltd., Class A	99,000	362,710
	Jointo Energy Investment Co. Ltd. Hebei, Class A	676,496	491,267
	Joy City Property Ltd.	15,908,000	502,185
*	Joy Spreader Group, Inc.	3,229,000	81,714
	Joyoung Co. Ltd., Class A	158,340	288,972
# Ω	JS Global Lifestyle Co. Ltd.	4,529,500	713,354
	JSTI Group, Class A	316,688	241,232
	Ju Teng International Holdings Ltd.	3,672,000	527,758
# * Ω	JW Cayman Therapeutics Co. Ltd.	467,500	127,355
*	JY Grandmark Holdings Ltd.	431,000	63,198
	Kaishan Group Co. Ltd., Class A	216,100	415,785
* Ω	Kangda International Environmental Co. Ltd.	467,000	13,977

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kangji Medical Holdings Ltd.	886,500	$728,159
*	Kasen International Holdings Ltd.	2,239,000	72,161
	Kehua Data Co. Ltd., Class A	102,200	391,019
	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	241,555
*	Kidswant Children Products Co. Ltd., Class A	150,900	177,996
	Kinetic Development Group Ltd.	2,032,000	122,098
	Kingboard Holdings Ltd.	2,602,421	6,337,610
#	Kingboard Laminates Holdings Ltd.	3,720,000	3,488,583
	KingClean Electric Co. Ltd., Class A	73,640	231,352
# *	Kingsoft Cloud Holdings Ltd.	2,408,000	769,064
	Kingsoft Corp. Ltd.	3,176,200	11,083,278
#* Ω	Kintor Pharmaceutical Ltd.	517,000	173,157
*	Ko Yo Chemical Group Ltd.	808,000	8,593
*	Konka Group Co. Ltd., Class A	373,684	216,102
	KPC Pharmaceuticals, Inc., Class A	259,500	757,350
	Kunlun Energy Co. Ltd.	8,932,000	7,441,280
	Kunshan Dongwei Technology Co. Ltd., Class A	42,256	300,681
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	87,520	407,485
# *	KWG Group Holdings Ltd.	4,971,450	477,321
*	KWG Living Group Holdings Ltd.	3,815,225	231,291
*	Lakala Payment Co. Ltd., Class A	162,100	384,229
*	Lancy Co. Ltd., Class A	115,100	342,599
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	16,100	11,947
	Laobaixing Pharmacy Chain JSC, Class A	143,900	499,344
	Lee & Man Chemical Co. Ltd.	780,785	307,319
	Lee & Man Paper Manufacturing Ltd.	4,258,000	1,212,718
	Lee’s Pharmaceutical Holdings Ltd.	1,146,000	178,495
Ω	Legend Holdings Corp., Class H	1,781,100	1,588,190
*	Leo Group Co. Ltd., Class A	1,533,542	463,220
	LexinFintech Holdings Ltd., ADR	277,676	506,759
	Leyard Optoelectronic Co. Ltd., Class A	515,300	432,180
	Lianhe Chemical Technology Co. Ltd., Class A	220,700	234,932
*	Liao Ning Oxiranchem, Inc., Class A	173,300	168,543
	Liaoning Port Co. Ltd., Class H	650,000	53,166
	Lier Chemical Co. Ltd., Class A	168,180	277,226
*	Lifestyle China Group Ltd.	287,500	29,850
*	Lifetech Scientific Corp.	14,894,000	4,576,153
*	Lingyuan Iron & Steel Co. Ltd., Class A	362,302	113,430
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	134,615
	Livzon Pharmaceutical Group, Inc., Class H	641,903	1,898,367
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	134,100	408,551
#	LK Technology Holdings Ltd.	1,704,000	1,465,725
	Loncin Motor Co. Ltd., Class A	261,400	198,375
	Longhua Technology Group Luoyang Co. Ltd., Class A	209,700	206,576
	Lonking Holdings Ltd.	7,507,000	1,159,687
	Luenmei Quantum Co. Ltd., Class A	311,012	249,997
	Luolai Lifestyle Technology Co. Ltd., Class A	126,340	172,430
	Luoniushan Co. Ltd., Class A	204,728	162,841
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	276,300	225,350
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	75,600	381,913
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	183,000	273,466
# * Ω	Luye Pharma Group Ltd.	6,628,000	3,211,311
# *	LVGEM China Real Estate Investment Co. Ltd.	1,136,000	127,355
	Maanshan Iron & Steel Co. Ltd., Class H	4,134,048	681,761
	Maccura Biotechnology Co. Ltd., Class A	148,861	320,105
* Ω	Maoyan Entertainment	1,122,400	1,348,708
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	101,325	316,949
Ω	Meitu, Inc.	5,517,500	2,213,192
	M-Grass Ecology & Environment Group Co. Ltd., Class A	402,300	232,292

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Midea Real Estate Holding Ltd.	674,400	$461,363
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	34,400	305,753
	Min Xin Holdings Ltd.	568,000	205,209
# *	Ming Yuan Cloud Group Holdings Ltd.	2,420,000	1,011,885
*	Mingfa Group International Co. Ltd.	3,979,000	92,255
	MINISO Group Holding Ltd.	86,400	555,567
*	Minmetals Land Ltd.	6,848,000	270,920
	Minth Group Ltd.	2,797,000	6,243,537
	MLS Co. Ltd., Class A	322,200	408,735
*	MMG Ltd.	10,138,999	2,989,821
* Ω	Mobvista, Inc.	592,000	238,076
	Monalisa Group Co. Ltd., Class A	93,400	192,976
* ††	Nan Hai Corp. Ltd.	24,100,000	20,327
*	NanJi E-Commerce Co. Ltd., Class A	593,800	277,033
	Nanjing Hanrui Cobalt Co. Ltd., Class A	67,100	279,920
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	22,663
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	161,500	169,983
	Nantong Jianghai Capacitor Co. Ltd., Class A	185,880	436,623
	NetDragon Websoft Holdings Ltd.	834,500	1,482,754
	New Hope Dairy Co. Ltd., Class A	117,400	213,840
* Ω	New Horizon Health Ltd.	172,000	418,226
*	New World Department Store China Ltd.	1,460,462	93,297
*	Newborn Town, Inc.	618,000	182,786
	Nexteer Automotive Group Ltd.	2,954,000	1,424,040
	Nine Dragons Paper Holdings Ltd.	5,521,000	3,142,990
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	39,900	147,326
	Ningbo Huaxiang Electronic Co. Ltd., Class A	192,238	341,260
	Ningbo Yunsheng Co. Ltd., Class A	187,000	177,561
# *	Niu Technologies, Sponsored ADR	109,628	236,796
#	Noah Holdings Ltd., Sponsored ADR	82,475	943,514
	Norinco International Cooperation Ltd., Class A	234,986	365,898
	North Huajin Chemical Industries Co. Ltd., Class A	401,100	321,099
	Northeast Pharmaceutical Group Co. Ltd., Class A	94,503	70,484
	Northking Information Technology Co. Ltd., Class A	111,452	283,022
	NSFOCUS Technologies Group Co. Ltd., Class A	170,312	213,145
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	152,680	166,364
* Ω	Ocumension Therapeutics	623,000	613,394
	Olympic Circuit Technology Co. Ltd., Class A	123,835	301,421
	Opple Lighting Co. Ltd., Class A	87,030	232,247
	ORG Technology Co. Ltd., Class A	627,920	383,732
*	Orient Group, Inc., Class A	847,900	260,865
*	Oriental Energy Co. Ltd., Class A	345,700	497,390
*	Overseas Chinese Town Asia Holdings Ltd.	128,183	5,396
	Pacific Online Ltd.	1,650,365	98,152
*	Pacific Securities Co. Ltd., Class A	64,271	33,040
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	157,858	516,848
	PAX Global Technology Ltd.	2,495,000	1,722,185
*	PCI Technology Group Co. Ltd., Class A	453,340	354,793
* Ω	Peijia Medical Ltd.	1,283,000	1,214,877
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	303,794
	Perennial Energy Holdings Ltd.	1,325,000	140,622
	PharmaBlock Sciences Nanjing, Inc., Class A	46,600	287,737
Ω	Pharmaron Beijing Co. Ltd., Class H	216,700	517,291
	PhiChem Corp., Class A	130,926	317,147
*	Phoenix Media Investment Holdings Ltd.	396,000	10,411
# * Ω	Ping An Healthcare & Technology Co. Ltd.	1,708,800	3,991,636
	PNC Process Systems Co. Ltd., Class A	92,400	352,238
	Poly Property Group Co. Ltd.	7,050,500	1,451,102
	Poly Property Services Co. Ltd., Class H	470,000	1,844,517

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Pony Testing International Group Co. Ltd., Class A	106,370	$194,317
# Ω	Pop Mart International Group Ltd.	1,315,800	3,632,282
	Pou Sheng International Holdings Ltd.	7,560,806	646,939
#	Prinx Chengshan Holdings Ltd.	149,000	124,144
# *	Productive Technologies Co. Ltd.	1,938,000	185,865
	PW Medtech Group Ltd.	1,342,000	128,381
# *	Q Technology Group Co. Ltd.	1,578,000	797,758
	Qianhe Condiment & Food Co. Ltd., Class A	94,800	229,975
	Qifu Technology, Inc., ADR	333,582	4,933,678
	Qingdao East Steel Tower Stock Co. Ltd., Class A	291,200	283,892
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	116,722	232,159
	Qingdao Gon Technology Co. Ltd., Class A	68,700	197,626
	Qingdao Haier Biomedical Co. Ltd., Class A	69,243	345,843
	Qingdao Hanhe Cable Co. Ltd., Class A	822,100	432,489
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	98,514	220,867
Ω	Qingdao Port International Co. Ltd., Class H	439,000	219,301
*	Qingdao Rural Commercial Bank Corp., Class A	551,400	204,307
	Qingdao Topscomm Communication, Inc., Class A	159,100	195,734
*	Qingling Motors Co. Ltd., Class H	2,760,000	197,835
	Qinhuangdao Port Co. Ltd., Class H	2,156,500	355,803
	QuakeSafe Technologies Co. Ltd., Class A	57,100	146,869
*	Qudian, Inc., Sponsored ADR	96,525	162,162
	Quectel Wireless Solutions Co. Ltd., Class A	56,000	365,816
# *	Radiance Holdings Group Co. Ltd.	90,000	37,373
	Rainbow Digital Commercial Co. Ltd., Class A	296,050	218,996
# Ω	Red Star Macalline Group Corp. Ltd., Class H	1,475,520	465,702
# * †† Ω	Redco Properties Group Ltd.	5,362,000	685,218
	Renhe Pharmacy Co. Ltd., Class A	409,700	386,959
	Rianlon Corp., Class A	50,450	218,221
	Richinfo Technology Co. Ltd., Class A	43,700	133,906
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	265,227
	Riyue Heavy Industry Co. Ltd., Class A	173,600	334,023
*	Road King Infrastructure Ltd.	375,000	72,812
	Rongan Property Co. Ltd., Class A	458,000	174,004
*	Roshow Technology Co. Ltd., Class A	408,600	375,767
	Ruida Futures Co. Ltd., Class A	68,700	145,399
	Runjian Co. Ltd., Class A	30,200	172,087
	Sanquan Food Co. Ltd., Class A	126,500	252,901
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	376,339
	Sansure Biotech, Inc., Class A	114,174	261,101
*	Sanxiang Impression Co. Ltd., Class A	36,100	17,927
	Sany Heavy Equipment International Holdings Co. Ltd.	4,208,000	5,527,695
# *	Seazen Group Ltd.	7,922,571	1,285,748
#	S-Enjoy Service Group Co. Ltd.	851,000	409,029
*	Shaanxi Construction Machinery Co. Ltd., Class A	33,100	18,269
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	267,690	260,941
	Shandong Bohui Paper Industrial Co. Ltd., Class A	311,403	295,940
*	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	483,699
	Shandong Dawn Polymer Co. Ltd., Class A	100,100	185,755
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	262,400	305,352
	Shandong Head Group Co. Ltd., Class A	79,160	183,320
	Shandong Hi-Speed New Energy Group Ltd.	1,223,371	398,126
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	363,600	289,839
*	Shandong Humon Smelting Co. Ltd., Class A	230,600	366,822
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	68,200	171,564
*	Shandong Longda Meishi Co. Ltd., Class A	85,731	88,476
	Shandong Pharmaceutical Glass Co. Ltd., Class A	58,843	222,306
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,160,000	6,645,852
	Shandong Xiantan Co. Ltd., Class A	46,800	46,564

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	$422,018
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	214,300	298,796
	Shanghai AJ Group Co. Ltd., Class A	395,200	281,565
	Shanghai AtHub Co. Ltd., Class A	109,060	296,138
	Shanghai Baolong Automotive Corp., Class A	45,200	396,103
	Shanghai Belling Co. Ltd., Class A	91,046	196,108
	Shanghai Chinafortune Co. Ltd., Class A	130,300	219,181
	Shanghai Environment Group Co. Ltd., Class A	48,200	62,385
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	856,000	1,618,037
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	833,000	270,561
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	48,900	315,074
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	21,500	74,573
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	98,000	313,598
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	102,600	539,818
	Shanghai Industrial Holdings Ltd.	1,465,000	1,792,606
	Shanghai Industrial Urban Development Group Ltd.	4,993,000	220,235
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	275,383
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	98,000	353,619
	Shanghai Liangxin Electrical Co. Ltd., Class A	247,265	320,758
	Shanghai Maling Aquarius Co. Ltd., Class A	41,700	39,780
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,400	67,384
	Shanghai Medicilon, Inc., Class A	27,711	271,356
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,743	418,451
	Shanghai Pioneer Holding Ltd.	1,781,000	439,114
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	347,945
	Shanghai QiFan Cable Co. Ltd., Class A	60,400	159,488
	Shanghai Runda Medical Technology Co. Ltd., Class A	110,100	297,212
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	209,733	295,075
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	81,500	408,802
	Shanghai Stonehill Technology Co. Ltd., Class A	742,100	284,296
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	160,800	218,785
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	269,964
	Shanghai Wanye Enterprises Co. Ltd., Class A	149,800	370,677
	Shanghai Yaoji Technology Co. Ltd., Class A	51,400	163,184
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	26,000	50,725
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	253,816
	Shanxi Blue Flame Holding Co. Ltd., Class A	370,000	392,316
	Shanxi Coking Co. Ltd., Class A	489,417	338,559
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	226,750	283,029
*	Shanying International Holding Co. Ltd., Class A	1,075,215	321,978
*	Shengda Resources Co. Ltd., Class A	221,907	385,908
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	29,540	657,071
	Shenzhen Agricultural Products Group Co. Ltd., Class A	420,332	376,852
*	Shenzhen Airport Co. Ltd., Class A	506,600	468,604
	Shenzhen Aisidi Co. Ltd., Class A	301,700	320,662
	Shenzhen Center Power Tech Co. Ltd., Class A	86,400	169,888
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	156,906
	Shenzhen Changhong Technology Co. Ltd., Class A	123,800	315,909
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	194,220
	Shenzhen Das Intellitech Co. Ltd., Class A	532,611	230,147
	Shenzhen Desay Battery Technology Co., Class A	73,688	321,233
	Shenzhen Envicool Technology Co. Ltd., Class A	89,418	313,528
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	291,318	462,901
	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	2,115,991
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	63,700	176,356
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,800	245,887
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	120,400	228,359
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	252,853
	Shenzhen Heungkong Holding Co. Ltd., Class A	623,760	162,001

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Huaqiang Industry Co. Ltd., Class A	170,300	$267,079
	Shenzhen International Holdings Ltd.	4,863,792	3,205,840
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	5,738
	Shenzhen Investment Ltd.	10,139,720	1,490,395
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	74,934	109,833
	Shenzhen Jinjia Group Co. Ltd., Class A	350,400	281,595
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	179,300	136,980
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	89,500	142,894
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	114,000	291,562
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	97,700	348,477
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	33,600	48,358
	Shenzhen Leaguer Co. Ltd., Class A	291,900	308,372
	Shenzhen Megmeet Electrical Co. Ltd., Class A	81,028	287,010
	Shenzhen Microgate Technology Co. Ltd., Class A	212,700	320,294
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	567,300	238,862
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	861,500	368,384
	Shenzhen Senior Technology Material Co. Ltd., Class A	206,046	432,830
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,208	185,178
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	263,000	362,878
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	219,887
	Shenzhen Topband Co. Ltd., Class A	241,575	309,583
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	10,000	47,849
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	321,000	313,429
*	Shenzhen World Union Group, Inc., Class A	514,900	179,820
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	415,968	280,340
	Shenzhen Yinghe Technology Co. Ltd., Class A	107,500	292,699
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	188,100	222,492
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	524,059
* ††	Shimao Group Holdings Ltd.	443,000	31,278
	Shinghwa Advanced Material Group Co. Ltd., Class A	48,900	347,410
	Shinva Medical Instrument Co. Ltd., Class A	65,980	217,704
	Shoucheng Holdings Ltd.	9,267,600	1,517,901
	Shougang Fushan Resources Group Ltd.	5,795,128	1,903,285
*	Shouhang High-Tech Energy Co. Ltd., Class A	157,700	58,501
	Shui On Land Ltd.	12,110,643	1,067,589
	Sichuan Chengfei Integration Technology Corp., Class A	93,300	245,126
	Sichuan Development Lomon Co. Ltd., Class A	415,400	405,265
	Sichuan Expressway Co. Ltd., Class H	3,604,000	1,037,181
	Sichuan Furong Technology Co. Ltd., Class A	113,791	220,367
*	Sichuan Haite High-tech Co. Ltd., Class A	175,576	229,791
*	Sichuan Hexie Shuangma Co. Ltd., Class A	160,738	335,722
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	249,505
*	Sichuan Lutianhua Co. Ltd., Class A	393,200	230,091
*	Sichuan New Energy Power Co. Ltd., Class A	29,700	47,579
	Sichuan Teway Food Group Co. Ltd., Class A	225,900	455,278
	Sichuan Yahua Industrial Group Co. Ltd., Class A	97,200	187,206
	Sihuan Pharmaceutical Holdings Group Ltd.	14,528,000	1,227,000
	SIIC Environment Holdings Ltd.	128,000	18,480
*	Silver Grant International Holdings Group Ltd.	5,726,000	175,484
Ω	Simcere Pharmaceutical Group Ltd.	2,538,000	2,213,652
	Sino Wealth Electronic Ltd., Class A	75,005	254,859
	Sinocare, Inc., Class A	115,900	477,197
	Sinofert Holdings Ltd.	6,903,327	785,274
	Sinofibers Technology Co. Ltd., Class A	67,700	289,218
††	Sino-I Technology Ltd.	3,950,000	1,918
*	Sinolink Worldwide Holdings Ltd.	12,129,440	173,952
	Sinomach Automobile Co. Ltd., Class A	50,100	50,058
	Sinopec Engineering Group Co. Ltd., Class H	4,858,000	2,427,848
	Sinopec Kantons Holdings Ltd.	3,304,000	1,300,760

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Service Corp., Class H	8,904,000	$626,269
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	10,982,000	1,474,104
	Sino-Platinum Metals Co. Ltd., Class A	187,584	373,794
	Sinoseal Holding Co. Ltd., Class A	39,200	207,892
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	265,613
	Sinotrans Ltd., Class H	7,927,000	2,605,304
	Sinotruk Hong Kong Ltd.	2,274,000	4,283,083
	Skyworth Digital Co. Ltd., Class A	186,000	306,897
	Skyworth Group Ltd.	4,552,467	1,645,014
Ω	Smoore International Holdings Ltd.	1,834,000	1,413,386
	Sobute New Materials Co. Ltd., Class A	109,605	176,838
*	SOHO China Ltd.	6,788,000	702,859
*	Sohu.com Ltd., ADR	10,500	86,415
	Solargiga Energy Holdings Ltd.	5,196,000	102,538
# * ††	South Manganese Investment Ltd.	2,312,000	54,954
*	So-Young International, Inc., ADR	83,482	76,820
	SSY Group Ltd.	5,589,152	3,065,781
	State Grid Information & Communication Co. Ltd., Class A	110,500	208,444
*	STO Express Co. Ltd., Class A	256,445	335,187
	Sumavision Technologies Co. Ltd., Class A	377,200	287,485
	Sun Art Retail Group Ltd.	7,237,500	1,527,908
	Sun Create Electronics Co. Ltd., Class A	37,988	107,797
# *	Sun King Technology Group Ltd.	4,158,000	793,105
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	408,694
	Suning Universal Co. Ltd., Class A	705,300	264,970
* †† Ω	Sunshine 100 China Holdings Ltd.	170,000	1,260
*	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	219,084
	Suofeiya Home Collection Co. Ltd., Class A	48,800	120,097
	Suplet Power Co. Ltd., Class A	117,110	263,144
	Suzhou Anjie Technology Co. Ltd., Class A	162,399	318,114
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	325,772
	Suzhou Good-Ark Electronics Co. Ltd., Class A	196,400	316,727
	Suzhou Secote Precision Electronic Co. Ltd., Class A	51,900	384,209
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	136,800	183,375
#	SY Holdings Group Ltd.	1,246,000	798,968
	Symphony Holdings Ltd.	7,140,000	774,698
	SYoung Group Co. Ltd., Class A	44,200	88,879
	T&S Communications Co. Ltd., Class A	15,137	65,436
	Tangrenshen Group Co. Ltd., Class A	337,227	310,157
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	376,326	297,333
*	Tansun Technology Co. Ltd., Class A	27,625	52,045
	Tayho Advanced Materials Group Co. Ltd., Class A	139,900	296,862
	TCL Electronics Holdings Ltd.	3,148,347	1,095,068
*	Tech-Bank Food Co. Ltd., Class A	433,100	233,101
	Telling Telecommunication Holding Co. Ltd., Class A	251,700	304,110
	Tenfu Cayman Holdings Co. Ltd.	306,000	170,389
	Three Squirrels, Inc., Class A	66,300	165,728
	Three’s Co. Media Group Co. Ltd., Class A	35,729	293,899
	Tian An China Investment Co. Ltd.	1,551,000	750,283
#	Tian Lun Gas Holdings Ltd.	778,000	378,014
††	Tian Shan Development Holding Ltd.	1,844,000	87,190
	Tiande Chemical Holdings Ltd.	236,000	43,471
	Tiangong International Co. Ltd.	4,550,000	1,337,420
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	556,870
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	671,700	413,575
	Tianjin Development Holdings Ltd.	1,380,000	261,873
	Tianjin Port Development Holdings Ltd.	8,676,800	577,299
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	88,935	211,711
	Tianjin Teda Co. Ltd., Class A	244,600	135,340

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	304,700	$266,297
#	Tianneng Power International Ltd.	2,774,048	2,504,907
††	Tianyun International Holdings Ltd.	1,794,000	673,484
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	136,290
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	53,600	369,747
*	Tibet Summit Resources Co. Ltd., Class A	181,100	349,020
# *	Tibet Water Resources Ltd.	9,150,000	257,090
	Tofflon Science & Technology Group Co. Ltd., Class A	165,800	429,862
	Toly Bread Co. Ltd., Class A	289,900	346,400
	Tomson Group Ltd.	1,184,064	251,388
	Tong Ren Tang Technologies Co. Ltd., Class H	2,290,000	1,746,428
*	Tongcheng Travel Holdings Ltd.	3,499,200	6,685,049
*	Tongdao Liepin Group	689,800	506,815
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	492,280	275,324
	Tongyu Heavy Industry Co. Ltd., Class A	957,253	324,547
	Top Spring International Holdings Ltd.	1,342,000	89,254
*	Topsec Technologies Group, Inc., Class A	252,627	324,644
Ω	Topsports International Holdings Ltd.	5,627,000	4,731,979
	Towngas Smart Energy Co. Ltd.	3,280,818	1,359,042
*	TPV Technology Co. Ltd., Class A	1,095,200	417,030
	Transfar Zhilian Co. Ltd., Class A	565,141	383,222
	TravelSky Technology Ltd., Class H	3,171,000	5,009,333
*	Trigiant Group Ltd.	4,284,000	178,525
*	Triumph New Energy Co. Ltd., Class H	784,000	393,640
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	Truking Technology Ltd., Class A	109,900	169,088
	Truly International Holdings Ltd.	5,339,573	548,030
Ω	Tsaker New Energy Tech Co. Ltd.	1,314,500	186,356
*	Tuniu Corp., Sponsored ADR	148,809	130,654
	Unilumin Group Co. Ltd., Class A	261,400	229,038
	Uni-President China Holdings Ltd.	4,927,000	3,353,268
	United Energy Group Ltd.	29,148,900	4,654,243
# *	United Strength Power Holdings Ltd.	200,000	139,798
	Valiant Co. Ltd., Class A	151,651	356,091
	Vats Liquor Chain Store Management JSC Ltd., Class A	98,865	272,213
Ω	VCredit Holdings Ltd.	159,400	46,230
# * Ω	Venus MedTech Hangzhou, Inc., Class H	743,500	421,755
#	Vinda International Holdings Ltd.	1,183,000	2,923,464
# *	Vipshop Holdings Ltd., ADR	125,030	1,782,928
# * Ω	Viva Biotech Holdings	3,217,000	527,350
*	Vnet Group, Inc., ADR	396,255	1,273,960
	Wangneng Environment Co. Ltd., Class A	107,745	219,078
	Wangsu Science & Technology Co. Ltd., Class A	419,100	401,946
	Wanguo International Mining Group Ltd.	156,000	62,274
	Wanxiang Qianchao Co. Ltd., Class A	396,900	280,612
	Wasion Holdings Ltd.	1,858,000	687,036
	Wasu Media Holding Co. Ltd., Class A	244,000	242,205
	Weibo Corp., Sponsored ADR	4,978	58,890
#	Weibo Corp., Class A	31,420	370,739
	Weifu High-Technology Group Co. Ltd., Class A	173,100	382,159
*	Weiqiao Textile Co., Class H	1,206,000	246,520
	Wellhope Foods Co. Ltd., Class A	215,480	259,655
	West China Cement Ltd.	7,366,000	669,142
	Wharf Holdings Ltd.	158,000	400,916
	Winall Hi-Tech Seed Co. Ltd., Class A	192,753	240,432
	Windey Energy Technology Group Co. Ltd., Class A	156,850	227,519
	Wolong Electric Group Co. Ltd., Class A	340,600	522,964
	Wuhan DR Laser Technology Corp. Ltd., Class A	56,840	511,995
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	164,900	251,772

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Wuhan P&S Information Technology Co. Ltd., Class A	52,200	$39,757
	Wuhu Token Science Co. Ltd., Class A	482,600	426,251
	Wuling Motors Holdings Ltd.	1,010,000	68,579
	Wushang Group Co. Ltd., Class A	193,082	227,739
*	Wuxi Boton Technology Co. Ltd., Class A	97,452	213,970
	Wuxi NCE Power Co. Ltd., Class A	9,100	48,130
*	Wuxi Taiji Industry Co. Ltd., Class A	465,900	412,052
	Wuxi Xinje Electric Co. Ltd., Class A	33,300	163,069
	XGD, Inc., Class A	72,300	230,019
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	2,041,000	759,023
	Xiamen Bank Co. Ltd., Class A	475,700	344,760
	Xiamen Intretech, Inc., Class A	152,770	364,683
	Xiamen ITG Group Corp. Ltd., Class A	376,800	353,914
	Xiamen Kingdomway Group Co., Class A	144,400	361,005
	Xiamen Xiangyu Co. Ltd., Class A	194,400	170,405
	Xi’an Triangle Defense Co. Ltd., Class A	79,900	313,571
	Xiandai Investment Co. Ltd., Class A	421,994	233,634
	Xianhe Co. Ltd., Class A	129,200	317,062
	Xilinmen Furniture Co. Ltd., Class A	115,900	304,213
*	Xinfengming Group Co. Ltd., Class A	304,400	524,186
	Xingda International Holdings Ltd.	5,111,456	863,240
	Xingfa Aluminium Holdings Ltd.	481,000	393,909
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,693,103	1,423,283
	Xinhuanet Co. Ltd., Class A	106,200	370,251
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	99,088	368,919
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,177,000	121,908
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	285,300	261,146
# *	Xinte Energy Co. Ltd., Class H	1,127,600	1,713,552
	Xinxiang Richful Lube Additive Co. Ltd., Class A	61,590	357,268
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	695,500	389,931
#	Xinyi Energy Holdings Ltd.	7,403,772	1,296,930
	Xinyu Iron & Steel Co. Ltd., Class A	586,200	326,075
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	43,500	74,759
#	Xtep International Holdings Ltd.	4,926,718	4,479,041
*	Xunlei Ltd., ADR.	205,973	292,482
Ω	Yadea Group Holdings Ltd.	3,806,000	6,947,313
*	Yanchang Petroleum International Ltd.	247,000	12,624
# Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	539,000	650,240
	Yankershop Food Co. Ltd., Class A	46,192	497,598
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	42,300	159,353
	Yantai China Pet Foods Co. Ltd., Class A	70,300	235,460
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	191,613	482,022
	Yantai Eddie Precision Machinery Co. Ltd., Class A	142,392	318,150
*	YanTai Shuangta Food Co. Ltd., Class A	276,200	175,249
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	40,450	169,196
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	144,500	235,967
*	Yeahka Ltd.	618,800	1,131,697
	Yeebo International Holdings Ltd.	232,000	83,298
	YGSOFT, Inc., Class A	374,832	297,467
	Yibin Tianyuan Group Co. Ltd., Class A	289,200	217,427
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	818,800	867,956
*	Yifan Pharmaceutical Co. Ltd., Class A	255,900	483,286
#	Yihai International Holding Ltd.	1,674,000	3,046,511
	Yip’s Chemical Holdings Ltd.	842,000	157,129
*	Yiren Digital Ltd., Sponsored ADR	236,427	522,504
Ω	Yixin Group Ltd.	2,122,500	168,303
	Yixintang Pharmaceutical Group Co. Ltd., Class A	135,200	392,985
	Yonfer Agricultural Technology Co. Ltd., Class A	328,500	521,383
	Yotrio Group Co. Ltd., Class A	545,900	236,547

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Youzu Interactive Co. Ltd., Class A	109,900	$165,805
	Yuexiu Property Co. Ltd.	5,505,456	5,726,543
	Yuexiu Transport Infrastructure Ltd.	3,372,018	1,742,563
	Yusys Technologies Co. Ltd., Class A	129,900	296,765
	ZBOM Home Collection Co. Ltd., Class A	140,823	374,130
	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	4,794,106
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	75,722	162,840
	Zhejiang Communications Technology Co. Ltd., Class A	648,480	339,205
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	252,959	181,153
	Zhejiang Crystal-Optech Co. Ltd., Class A	274,198	517,113
	Zhejiang Expressway Co. Ltd., Class H	5,184,000	3,902,179
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	132,400	192,704
# * ††	Zhejiang Glass Co. Ltd., Class H	445,000	0
	Zhejiang HangKe Technology, Inc. Co., Class A	94,694	318,086
	Zhejiang Hangmin Co. Ltd., Class A	130,400	151,372
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	424,556
	Zhejiang Huace Film & Television Co. Ltd., Class A	481,200	369,956
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	330,441
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	77,431	211,575
*	Zhejiang Jingu Co. Ltd., Class A	346,600	369,638
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	519,914
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	585,600	369,892
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	187,167	519,501
	Zhejiang Medicine Co. Ltd., Class A	230,700	342,009
	Zhejiang Meida Industrial Co. Ltd., Class A	155,940	225,938
*	Zhejiang Narada Power Source Co. Ltd., Class A	209,300	383,317
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	717,361	360,920
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	50,142	269,487
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	129,100	222,738
	Zhejiang Runtu Co. Ltd., Class A	282,434	257,997
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	75,300	291,230
	Zhejiang Semir Garment Co. Ltd., Class A	457,200	381,439
	Zhejiang Shibao Co. Ltd., Class H	944,000	249,130
	Zhejiang Southeast Space Frame Co. Ltd., Class A	286,200	224,671
	Zhejiang Tiantie Industry Co. Ltd., Class A	234,341	178,030
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,605	264,098
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	499,920	347,404
*	Zhejiang Wanliyang Co. Ltd., Class A	306,670	332,140
	Zhejiang Wanma Co. Ltd., Class A	253,800	365,163
	Zhejiang Wansheng Co. Ltd., Class A	91,900	142,523
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	88,100	348,531
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	355,612
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	246,600	329,655
	Zhejiang Yasha Decoration Co. Ltd., Class A	311,500	217,361
	Zhejiang Yinlun Machinery Co. Ltd., Class A	132,900	319,292
	Zhejiang Yongtai Technology Co. Ltd., Class A	193,598	336,296
	Zhende Medical Co. Ltd., Class A	11,600	40,852
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	958,972
*	Zhihu, Inc.	72,800	137,293
*	Zhong An Group Ltd.	6,077,800	87,682
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,175,200	5,961,389
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	557,400	387,200
	Zhongshan Public Utilities Group Co. Ltd., Class A	356,700	355,829
* ††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	59,900
*	Zhongyu Energy Holdings Ltd.	2,066,306	1,452,272
	Zhongyuan Environment-Protection Co. Ltd., Class A	20,400	19,998
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,390,000	1,118,621
# *	Zhuguang Holdings Group Co. Ltd.	6,686,000	345,772
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	68,700	307,452

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,370,200	$712,341

TOTAL CHINA			801,923,728

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	585,426	2,026,218
	Banco de Bogota SA	1,739	10,520
	Bolsa de Valores de Colombia.	60,097	125,786
	Celsia SA ESP	1,536,823	906,375
	Cementos Argos SA	500,751	576,180
*	CEMEX Latam Holdings SA	765,979	473,433
	Corp. Financiera Colombiana SA	260,400	798,410
	Grupo Argos SA	142,417	308,639
	Grupo Aval Acciones y Valores SA, ADR	4,190	9,595
	Grupo Energia Bogota SA ESP	32,023	12,954
	Mineros SA	170,652	72,473
	Promigas SA ESP	10,240	10,571

TOTAL COLOMBIA			5,331,154

GREECE — (0.4%)
*	Aegean Airlines SA	137,813	1,508,400
	Athens Water Supply & Sewage Co. SA	99,492	591,206
	Autohellas Tourist & Trading SA	61,105	823,264
	Avax SA	127,608	179,563
	Bank of Greece	109,504	1,588,202
*	Ellaktor SA	85,159	167,872
	ElvalHalcor SA	146,093	258,273
	Epsilon Net SA	27,566	271,842
	Fourlis Holdings SA	123,265	528,879
	GEK Terna Holding Real Estate Construction SA	248,100	3,467,588
	Hellenic Exchanges - Athens Stock Exchange SA	149,524	766,812
	Holding Co. ADMIE IPTO SA	305,384	647,198
	Ideal Holdings SA	10,905	67,170
	Intracom Holdings SA	141,263	298,471
*	Intracom SA Technical & Steel Constructions.	124,770	397,334
*	LAMDA Development SA	159,240	1,025,204
	Piraeus Port Authority SA	25,327	565,329
	Quest Holdings SA	67,291	374,233
	Sarantis SA	131,589	1,093,237
	Terna Energy SA	43,165	647,726
	Thrace Plastics Holding & Co.	15,799	66,373
	Titan Cement International SA	93,028	1,742,270

TOTAL GREECE.			17,076,446

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
* ††	CTEG	18,320,000	0
# * ††	DBA Telecommunication (Asia) Holdings Ltd.	876,000	0
	Gushengtang Holdings Ltd.	18,400	110,224
*	Kai Yuan Holdings Ltd.	8,620,000	21,031
* ††	Long Well International Holdings Ltd.	15,232,000	0
	MediCare International Ltd.	6,950,000	38,279
*	Sinic Holdings Group Co. Ltd.	235,000	0
# * ††	Tenwow International Holdings Ltd.	4,023,000	0
*	Tongda Group Holdings Ltd.	2,455,000	34,244
††	Untrade.Ch Wood Opti.	1,748,000	37,707
	Untrade.Chinaproperties	2,045,000	20,332

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
* ††	Untrade.Lumena Newmat	363,249	$0

TOTAL HONG KONG			261,817

HUNGARY — (0.1%)
*	4iG Nyrt	13,520	30,319
	Magyar Telekom Telecommunications PLC	566,746	881,325
# *	Opus Global Nyrt	599,684	632,853
	Richter Gedeon Nyrt	36,999	867,733

TOTAL HUNGARY			2,412,230

INDIA — (21.6%)
	360 ONE WAM Ltd.	655,718	4,136,957
*	3i Infotech Ltd.	111,462	48,718
	3M India Ltd.	2,743	983,156
	63 Moons Technologies Ltd.	3,498	11,033
	Aarti Drugs Ltd.	113,702	639,854
	Aarti Industries Ltd.	481,467	2,625,608
*	Aarti Pharmalabs Ltd.	113,222	524,652
*	Aavas Financiers Ltd.	75,483	1,280,775
	Abbott India Ltd.	15,291	4,125,863
	Accelya Solutions India Ltd.	3,300	54,550
	Action Construction Equipment Ltd.	93,884	946,651
	ADF Foods Ltd.	14,720	42,260
*	Aditya Birla Capital Ltd.	136,069	281,654
	Advanced Enzyme Technologies Ltd.	165,793	617,080
	Aegis Logistics Ltd.	508,694	1,787,601
	Aether Industries Ltd.	8,561	92,381
*	Affle India Ltd.	56,365	713,063
	AGI Greenpac Ltd.	39,239	417,181
	Agro Tech Foods Ltd.	54,802	504,640
	Ahluwalia Contracts India Ltd.	51,632	422,219
	AIA Engineering Ltd.	171,273	7,251,816
	Ajanta Pharma Ltd.	150,105	3,181,847
	Akzo Nobel India Ltd.	42,912	1,243,164
	Alembic Ltd.	269,593	262,596
	Alembic Pharmaceuticals Ltd.	194,229	1,663,814
	Alkyl Amines Chemicals	48,225	1,238,906
	Allcargo Logistics Ltd.	222,827	685,383
	Allcargo Terminals Ltd.	216,315	100,287
*	Alok Industries Ltd.	985,996	206,063
	Amara Raja Energy & Mobility Ltd.	262,143	1,923,300
*	Amber Enterprises India Ltd.	50,515	1,777,253
	Ambika Cotton Mills Ltd.	2,332	42,465
	Amrutanjan Health Care Ltd.	20,177	145,031
	Anant Raj Ltd.	386,981	1,126,999
	Andhra Paper Ltd.	12,953	85,273
	Andhra Sugars Ltd.	165,885	212,002
	Angel One Ltd.	82,137	2,552,243
	Apar Industries Ltd.	43,907	2,729,710
	Apcotex Industries Ltd.	31,873	185,904
	APL Apollo Tubes Ltd.	287,365	5,416,035
	Apollo Pipes Ltd.	26,573	210,555
	Apollo Tyres Ltd.	1,117,624	5,124,781
	Aptech Ltd.	9,093	29,206
	Arvind Fashions Ltd.	194,433	748,072
	Arvind Ltd.	541,245	1,268,880
	Arvind SmartSpaces Ltd.	33,199	128,276
	Asahi India Glass Ltd.	338,721	2,263,627

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ashiana Housing Ltd.	72,484	$189,073
*	Ashoka Buildcon Ltd.	402,491	626,554
	Astec Lifesciences Ltd.	723	10,635
* Ω	Aster DM Healthcare Ltd.	293,085	1,159,851
	Astra Microwave Products Ltd.	162,812	907,378
	AstraZeneca Pharma India Ltd.	3,940	220,036
	Atul Ltd.	54,180	4,077,301
Ω	AU Small Finance Bank Ltd.	48,653	391,420
	AurionPro Solutions Ltd.	8,056	153,009
	Aurobindo Pharma Ltd.	176,533	1,800,122
	Automotive Axles Ltd.	16,733	459,412
	Avadh Sugar & Energy Ltd.	13,696	124,941
	Avanti Feeds Ltd.	154,700	748,335
	Bajaj Consumer Care Ltd.	289,201	806,932
	Bajaj Electricals Ltd.	14,194	174,463
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	774,852
	Bajaj Holdings & Investment Ltd.	25,387	2,107,081
	Balaji Amines Ltd.	42,308	1,038,683
	Balmer Lawrie & Co. Ltd.	230,549	371,738
	Balrampur Chini Mills Ltd.	400,664	1,988,293
	Banco Products India Ltd.	54,696	293,777
	Bank of India	839,490	964,941
	Bank of Maharashtra	1,614,113	809,575
	Bannari Amman Sugars Ltd.	12,765	398,681
	BASF India Ltd.	45,092	1,365,231
	Bata India Ltd.	194,896	3,664,818
	Bayer CropScience Ltd.	22,160	1,305,790
	BEML Ltd.	65,577	1,592,594
*	BF Utilities Ltd.	59,511	446,960
	Bhansali Engineering Polymers Ltd.	380,632	398,785
	Bharat Bijlee Ltd.	7,198	324,439
	Bharat Dynamics Ltd.	127,792	1,494,668
	Bharat Electronics Ltd.	1,609,962	2,584,146
	Bharat Heavy Electricals Ltd.	3,064,501	4,447,675
	Bharat Rasayan Ltd.	3,159	333,607
	Biocon Ltd.	1,199,536	3,169,144
	Birla Corp. Ltd.	92,209	1,405,868
	Birlasoft Ltd.	579,755	3,812,284
*	Black Box Ltd.	29,029	84,780
	BLS International Services Ltd.	87,785	275,597
	Blue Dart Express Ltd.	17,288	1,363,169
	Blue Star Ltd.	296,632	3,178,616
	Bombay Burmah Trading Co.	59,813	968,563
*	Bombay Dyeing & Manufacturing Co. Ltd.	256,351	490,472
*	Borosil Ltd.	24,794	115,420
*	Borosil Renewables Ltd.	98,668	483,463
	Brigade Enterprises Ltd.	342,612	2,525,026
	Brightcom Group Ltd.	2,221,064	449,211
	BSE Ltd.	221,938	4,992,601
	Can Fin Homes Ltd.	254,604	2,339,418
*	Capacit’e Infraprojects Ltd.	76,517	193,113
	Caplin Point Laboratories Ltd.	72,924	897,612
	Carborundum Universal Ltd.	262,916	3,357,251
	Care Ratings Ltd.	72,893	797,378
*	Cartrade Tech Ltd.	31,970	258,617
	Carysil Ltd.	18,432	139,187
	Castrol India Ltd.	1,016,603	1,663,209
	CCL Products India Ltd.	277,709	1,971,895
	CE Info Systems Ltd.	10,315	257,106

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ceat Ltd.	79,704	$2,014,549
*	Central Bank of India Ltd.	955,988	496,220
	Central Depository Services India Ltd.	186,815	3,264,697
	Century Enka Ltd.	24,543	133,386
	Century Plyboards India Ltd.	201,965	1,511,133
	Century Textiles & Industries Ltd.	148,574	1,936,007
	Cera Sanitaryware Ltd.	18,768	1,916,223
	CESC Ltd.	2,101,996	2,130,449
	CG Power & Industrial Solutions Ltd.	301,702	1,409,639
*	Chalet Hotels Ltd.	13,713	90,216
	Chambal Fertilisers & Chemicals Ltd.	522,186	1,809,853
	Chennai Petroleum Corp. Ltd.	157,831	1,094,768
* ††	Chennai Super Kings Cricket Ltd.	1,658,632	0
	Cholamandalam Financial Holdings Ltd.	389,121	5,293,736
	CIE Automotive India Ltd.	439,069	2,431,460
	Cigniti Technologies Ltd.	24,650	306,242
	City Union Bank Ltd.	1,240,859	2,061,987
Ω	Cochin Shipyard Ltd.	144,333	1,646,529
* Ω	Coffee Day Enterprises Ltd.	414,128	237,773
	Coforge Ltd.	116,666	6,994,499
	Computer Age Management Services Ltd.	83,416	2,254,757
	Confidence Petroleum India Ltd.	147,265	137,080
	Coromandel International Ltd.	375,411	4,702,911
	Cosmo First Ltd.	18,188	139,203
*	CreditAccess Grameen Ltd.	119,420	2,260,673
	CRISIL Ltd.	57,935	2,853,261
	Crompton Greaves Consumer Electricals Ltd.	1,633,503	5,540,502
*	CSB Bank Ltd.	152,631	606,839
	Cummins India Ltd.	123,956	2,503,396
	Cyient Ltd.	175,072	3,336,801
*	D B Realty Ltd.	178,250	366,626
	Dalmia Bharat Ltd.	79,987	2,022,750
	Dalmia Bharat Sugar & Industries Ltd.	23,695	127,779
	Datamatics Global Services Ltd.	10,803	87,895
	DB Corp. Ltd.	145,648	524,266
	DCB Bank Ltd.	827,047	1,141,012
	DCM Shriram Ltd.	130,253	1,448,346
	DCW Ltd.	319,843	205,388
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,448,587
	Deepak Nitrite Ltd.	190,701	4,555,463
	Delta Corp. Ltd.	446,857	686,053
*	DEN Networks Ltd.	233,564	130,252
	Dhampur Bio Organics Ltd.	121,578	230,096
	Dhampur Sugar Mills Ltd.	99,655	317,422
*	Dhani Services Ltd.	859,442	395,796
	Dhanuka Agritech Ltd.	38,364	365,282
	Digidrive Distributors Ltd.	13,851	16,813
Ω	Dilip Buildcon Ltd.	134,731	494,428
*	Dish TV India Ltd.	3,334,646	679,957
*	Dishman Carbogen Amcis Ltd.	194,853	331,953
	Dixon Technologies India Ltd.	107,580	6,603,013
	Dollar Industries Ltd.	20,031	100,624
Ω	Dr Lal PathLabs Ltd.	127,489	3,718,750
	Dwarikesh Sugar Industries Ltd.	184,247	199,042
	Dynamatic Technologies Ltd.	5,921	284,658
	eClerx Services Ltd.	91,620	2,138,316
	Edelweiss Financial Services Ltd.	1,674,626	1,249,370
	EID Parry India Ltd.	250,294	1,385,473
	EIH Associated Hotels	7,709	41,665

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	EIH Ltd.	581,003	$1,561,286
	Electrosteel Castings Ltd.	1,333,553	1,366,483
	Elgi Equipments Ltd.	530,070	3,231,926
	Emami Ltd.	559,872	3,417,683
Ω	Endurance Technologies Ltd.	59,557	1,146,077
	Engineers India Ltd.	737,796	1,090,986
	Epigral Ltd.	47,103	509,022
	EPL Ltd.	401,706	875,695
Ω	Equitas Small Finance Bank Ltd.	1,629,321	1,808,463
* Ω	Eris Lifesciences Ltd.	110,810	1,144,083
	ESAB India Ltd.	10,199	705,319
	Escorts Kubota Ltd.	65,710	2,478,825
	Everest Industries Ltd.	6,837	97,073
	Excel Industries Ltd.	6,167	63,383
	Exide Industries Ltd.	1,110,214	3,409,666
*	FDC Ltd.	169,618	734,421
	Federal Bank Ltd.	5,124,938	8,658,566
*	Federal-Mogul Goetze India Ltd.	26,987	110,311
	FIEM Industries Ltd.	9,641	203,248
	Fine Organic Industries Ltd.	14,215	757,640
*	Fino Payments Bank Ltd.	13,562	48,361
	Finolex Cables Ltd.	264,201	2,845,508
	Finolex Industries Ltd.	938,171	2,152,115
	Firstsource Solutions Ltd.	1,067,513	1,999,098
	Force Motors Ltd.	12,314	502,983
	Fortis Healthcare Ltd.	1,671,935	6,486,796
	Gabriel India Ltd.	222,859	898,945
	Galaxy Surfactants Ltd.	21,995	718,523
	Ganesh Housing Corp. Ltd.	26,347	119,340
	Garden Reach Shipbuilders & Engineers Ltd.	76,119	677,142
	Garware Technical Fibres Ltd.	35,647	1,364,955
	Gateway Distriparks Ltd.	989,201	1,041,240
*	Gati Ltd.	144,447	249,646
*	GE T&D India Ltd.	57,451	272,949
	Genus Power Infrastructures Ltd.	219,641	649,229
	GHCL Ltd.	188,128	1,315,509
*	GHCL Textiles Ltd.	185,148	167,096
	GIC Housing Finance Ltd.	94,840	225,769
	Gillette India Ltd.	18,742	1,380,057
	GlaxoSmithKline Pharmaceuticals Ltd.	78,084	1,335,424
	Glenmark Pharmaceuticals Ltd.	486,775	4,389,752
	GMM Pfaudler Ltd.	64,920	1,353,409
*	GMR Airports Infrastructure Ltd.	5,965,711	3,914,371
	Godawari Power & Ispat Ltd.	111,203	824,919
	Godfrey Phillips India Ltd.	47,463	1,294,929
Ω	Godrej Agrovet Ltd.	48,105	268,957
*	Godrej Industries Ltd.	181,968	1,367,760
*	Godrej Properties Ltd.	4,185	83,574
	Goodyear India Ltd.	11,757	182,134
	Granules India Ltd.	450,840	1,764,120
	Graphite India Ltd.	219,350	1,224,185
	Grauer & Weil India Ltd.	142,704	202,723
	Gravita India Ltd.	46,021	548,986
	Great Eastern Shipping Co. Ltd.	315,488	3,020,752
	Greaves Cotton Ltd.	294,290	445,411
	Greenlam Industries Ltd.	44,163	256,192
	Greenpanel Industries Ltd.	123,685	525,121
	Greenply Industries Ltd.	97,847	190,073
	Grindwell Norton Ltd.	115,976	2,990,228

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	GTL Infrastructure Ltd.	4,747,979	$54,028
	Gujarat Alkalies & Chemicals Ltd.	102,704	883,579
	Gujarat Ambuja Exports Ltd.	243,558	956,796
	Gujarat Fluorochemicals Ltd.	82,041	2,731,548
	Gujarat Gas Ltd.	13,214	65,100
	Gujarat Industries Power Co. Ltd.	176,262	327,737
	Gujarat Mineral Development Corp. Ltd.	235,508	1,008,958
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	242,279	2,008,690
	Gujarat Pipavav Port Ltd.	932,031	1,360,458
	Gujarat State Fertilizers & Chemicals Ltd.	670,003	1,615,468
	Gujarat State Petronet Ltd.	856,449	2,747,631
	Gulf Oil Lubricants India Ltd.	50,156	376,661
	Happiest Minds Technologies Ltd.	108,055	1,064,152
*	Hathway Cable & Datacom Ltd.	1,222,690	265,895
	Hatsun Agro Product Ltd.	130,161	1,752,868
	HBL Power Systems Ltd.	305,656	1,079,273
*	HealthCare Global Enterprises Ltd.	71,139	317,343
	HEG Ltd.	39,034	764,998
	HeidelbergCement India Ltd.	215,431	487,987
	Heritage Foods Ltd.	117,371	314,618
	Hester Biosciences Ltd.	9,221	183,548
	HFCL Ltd.	2,094,768	1,638,825
	HG Infra Engineering Ltd.	48,180	519,699
	Hikal Ltd.	168,926	558,013
	HIL Ltd.	14,909	498,495
	Himadri Speciality Chemical Ltd.	640,903	1,841,248
*	Himatsingka Seide Ltd.	28,673	52,860
	Hinduja Global Solutions Ltd.	30,211	339,344
*	Hindustan Construction Co. Ltd.	3,109,623	957,198
	Hindustan Copper Ltd.	654,730	1,121,202
*	Hindustan Oil Exploration Co. Ltd.	190,919	377,148
	Hindware Home Innovation Ltd.	35,494	218,585
	Hitachi Energy India Ltd.	14,159	705,524
	Hle Glascoat Ltd.	21,533	136,201
	Honda India Power Products Ltd.	12,211	423,057
	Huhtamaki India Ltd.	86,236	292,021
	I G Petrochemicals Ltd.	9,083	52,984
Ω	ICICI Securities Ltd.	192,071	1,481,383
	ICRA Ltd.	7,410	488,903
	IDFC Ltd.	3,603,867	4,967,818
*	IFB Industries Ltd.	33,304	351,917
	Igarashi Motors India Ltd.	2,487	17,591
	IIFL Finance Ltd.	537,294	4,006,606
	IIFL Securities Ltd.	183,211	221,673
*	India Cements Ltd.	452,484	1,134,467
	India Glycols Ltd.	47,953	386,073
	Indiabulls Housing Finance Ltd.	1,087,574	2,113,867
*	Indiabulls Real Estate Ltd.	1,355,104	1,187,094
Ω	IndiaMart InterMesh Ltd.	4,196	133,585
	Indian Bank	256,779	1,292,735
Ω	Indian Energy Exchange Ltd.	1,060,324	1,604,824
	Indian Metals & Ferro Alloys Ltd.	2,364	12,361
	Indo Count Industries Ltd.	189,824	647,057
	Indoco Remedies Ltd.	113,141	432,179
	Indraprastha Gas Ltd.	536,755	2,465,941
	Infibeam Avenues Ltd.	3,341,715	763,497
	Ingersoll Rand India Ltd.	22,602	762,519
*	Inox Wind Ltd.	256,431	666,940
	Insecticides India Ltd.	12,482	77,018

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Intellect Design Arena Ltd.	224,382	$1,838,070
	IOL Chemicals & Pharmaceuticals Ltd.	63,494	321,155
	Ipca Laboratories Ltd.	422,563	5,003,328
	IRB Infrastructure Developers Ltd.	4,233,700	1,704,532
Ω	IRCON International Ltd.	843,731	1,405,746
	ISGEC Heavy Engineering Ltd.	47,152	381,429
	ITD Cementation India Ltd.	240,706	573,248
*	ITI Ltd.	188,064	608,236
	J Kumar Infraprojects Ltd.	94,348	458,271
*	Jagran Prakashan Ltd.	224,979	270,002
	Jai Corp. Ltd.	136,895	497,458
*	Jaiprakash Power Ventures Ltd.	9,087,601	1,042,653
	Jammu & Kashmir Bank Ltd.	877,546	1,123,771
	Jamna Auto Industries Ltd.	584,889	758,106
	JB Chemicals & Pharmaceuticals Ltd.	279,618	4,687,935
	JBM Auto Ltd.	73,785	1,063,137
	Jindal Poly Films Ltd.	54,125	407,897
	Jindal Saw Ltd.	585,377	3,127,992
	Jindal Stainless Ltd.	1,250,402	6,669,960
	JK Cement Ltd.	120,851	4,560,763
	JK Lakshmi Cement Ltd.	181,571	1,499,120
	JK Paper Ltd.	257,854	1,182,450
	JK Tyre & Industries Ltd.	318,098	1,164,290
	JM Financial Ltd.	1,439,894	1,418,797
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	29,643	384,185
	JTEKT India Ltd.	162,164	270,806
	Jubilant Foodworks Ltd.	623,101	3,737,655
	Jubilant Ingrevia Ltd.	433,705	2,187,864
	Jubilant Pharmova Ltd.	264,518	1,190,056
*	Just Dial Ltd.	49,938	439,557
	Jyothy Labs Ltd.	475,110	2,065,437
	Kajaria Ceramics Ltd.	284,540	4,307,735
	Kalpataru Projects International Ltd.	277,203	2,195,207
	Kalyani Steels Ltd.	73,704	405,482
	Kansai Nerolac Paints Ltd.	174,539	660,365
	Karnataka Bank Ltd.	801,311	2,210,462
	Karur Vysya Bank Ltd.	1,532,645	2,641,246
*	Kaveri Seed Co. Ltd.	80,593	600,551
	KCP Ltd.	138,614	217,848
	KEC International Ltd.	358,491	2,717,734
	KEI Industries Ltd.	207,523	5,979,370
	Kennametal India Ltd.	14,680	438,286
*	Kesoram Industries Ltd.	577,676	551,534
	Kewal Kiran Clothing Ltd.	24,568	224,175
	Kirloskar Brothers Ltd.	62,533	674,879
	Kirloskar Ferrous Industries Ltd.	100,528	571,530
	Kirloskar Industries Ltd.	264	9,796
	Kirloskar Oil Engines Ltd.	224,138	1,476,677
	KNR Constructions Ltd.	395,031	1,246,245
	Kolte-Patil Developers Ltd.	59,333	341,255
	KPIT Technologies Ltd.	686,673	10,107,153
	KPR Mill Ltd.	418,680	4,037,800
	KRBL Ltd.	147,046	636,220
* Ω	Krishna Institute of Medical Sciences Ltd.	35,480	807,817
	Krsnaa Diagnostics Ltd.	12,943	109,017
	KSB Ltd.	46,631	1,700,366
	L&T Finance Holdings Ltd.	2,239,506	3,572,631
	LA Opala RG Ltd.	117,842	597,551
	Lakshmi Machine Works Ltd.	12,051	1,912,368

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Laurus Labs Ltd.	938,945	$4,083,341
	LG Balakrishnan & Bros Ltd.	51,169	655,504
	LIC Housing Finance Ltd.	911,792	5,029,137
	Linde India Ltd.	73,804	5,303,861
	LT Foods Ltd.	489,233	967,076
	Lumax Auto Technologies Ltd.	75,328	317,587
	Lumax Industries Ltd.	3,899	100,229
	Lupin Ltd.	100,957	1,364,918
	LUX Industries Ltd.	25,885	422,019
	Mahanagar Gas Ltd.	185,306	2,296,523
	Maharashtra Scooters Ltd.	3,724	336,834
	Maharashtra Seamless Ltd.	190,203	1,639,021
	Mahindra & Mahindra Financial Services Ltd.	1,596,677	4,715,526
*	Mahindra Holidays & Resorts India Ltd.	243,490	1,158,366
	Mahindra Lifespace Developers Ltd.	304,779	1,798,418
Ω	Mahindra Logistics Ltd.	26,923	113,078
	Maithan Alloys Ltd.	14,578	181,631
	Man Industries India Ltd.	5,439	14,735
	Man Infraconstruction Ltd.	287,717	519,139
	Manappuram Finance Ltd.	1,764,454	2,903,805
	Mangalam Cement Ltd.	22,675	107,975
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	800,490
	Marksans Pharma Ltd.	647,499	822,522
Ω	MAS Financial Services Ltd.	43,147	459,935
	Mastek Ltd.	50,657	1,344,457
	Max Estates Ltd.	61,388	198,264
*	Max Financial Services Ltd.	43,629	477,800
	Mayur Uniquoters Ltd.	55,428	347,114
	Mazagon Dock Shipbuilders Ltd.	10,571	250,051
	Meghmani Organics Ltd.	418,337	369,766
Ω	Metropolis Healthcare Ltd.	81,197	1,378,049
	Minda Corp. Ltd.	188,825	732,546
Ω	Mishra Dhatu Nigam Ltd.	147,449	699,444
	MM Forgings Ltd.	16,541	171,928
	MOIL Ltd.	185,346	518,685
	Monte Carlo Fashions Ltd.	21,677	199,248
*	Morepen Laboratories Ltd.	1,033,156	415,899
	Motherson Sumi Wiring India Ltd.	2,847,277	2,052,924
	Motilal Oswal Financial Services Ltd.	124,800	1,560,397
	MPS Ltd.	887	15,772
	Mrs Bectors Food Specialities Ltd.	54,725	739,739
	MSTC Ltd.	113,309	600,938
	Multi Commodity Exchange of India Ltd.	7,409	207,964
	Narayana Hrudayalaya Ltd.	212,281	2,548,324
	Natco Pharma Ltd.	321,544	3,083,059
	National Aluminium Co. Ltd.	2,548,305	2,835,367
	National Fertilizers Ltd.	169,354	141,038
	Nava Ltd.	174,210	864,793
	Navin Fluorine International Ltd.	89,188	3,676,736
	Navneet Education Ltd.	316,145	577,162
	NBCC India Ltd.	710,314	564,071
	NCC Ltd.	1,200,069	2,087,070
	NCL Industries Ltd.	16,947	41,952
	NELCO Ltd.	34,857	295,755
	Neogen Chemicals Ltd.	8,605	164,755
	NESCO Ltd.	78,881	612,791
	Neuland Laboratories Ltd.	18,322	851,405
	Newgen Software Technologies Ltd.	66,616	907,840
	NIIT Learning Systems Ltd.	297,159	1,393,913

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	NIIT Ltd.	297,159	$456,312
	Nilkamal Ltd.	20,926	601,532
Ω	Nippon Life India Asset Management Ltd.	305,811	1,436,826
	NLC India Ltd.	676,311	1,093,195
	NOCIL Ltd.	318,165	843,486
	Novartis India Ltd.	790	6,244
	NRB Bearings Ltd.	156,167	486,370
	Nucleus Software Exports Ltd.	28,161	522,645
	Nuvama Wealth Management Ltd.	18,417	646,795
	Oberoi Realty Ltd.	129,975	1,773,621
	Oil India Ltd.	850,990	3,063,774
	Oracle Financial Services Software Ltd.	49,746	2,314,681
	Orient Cement Ltd.	376,080	898,940
	Orient Electric Ltd.	335,916	878,349
	Orient Paper & Industries Ltd.	330,250	182,991
	Oriental Carbon & Chemicals Ltd.	13,532	121,785
	Oriental Hotels Ltd.	130,729	151,784
*	Orissa Minerals Development Co. Ltd.	3,793	300,861
	Paisalo Digital Ltd.	578,670	534,304
	Panama Petrochem Ltd.	50,945	196,131
* Ω	Parag Milk Foods Ltd.	149,906	366,685
*	Patel Engineering Ltd.	758,714	440,613
*	PC Jeweller Ltd.	398,654	140,850
	PCBL Ltd.	547,454	1,308,733
	Persistent Systems Ltd.	159,198	11,772,203
	Petronet LNG Ltd.	179,070	427,933
	Pfizer Ltd.	35,000	1,654,758
	Phoenix Mills Ltd.	348,097	7,614,407
	Piramal Enterprises Ltd.	335,386	3,929,573
*	Piramal Pharma Ltd.	1,363,426	1,702,858
* Ω	PNB Housing Finance Ltd.	366,993	3,252,950
	PNC Infratech Ltd.	305,822	1,216,792
	Poly Medicure Ltd.	73,608	1,240,540
	Polyplex Corp. Ltd.	53,588	657,877
	Poonawalla Fincorp Ltd.	402,412	1,705,232
	Power Finance Corp. Ltd.	48,635	144,237
	Power Mech Projects Ltd.	15,672	674,143
	Praj Industries Ltd.	412,023	2,652,835
*	Prakash Industries Ltd.	291,132	556,439
Ω	Prataap Snacks Ltd.	8,396	83,107
	Precision Camshafts Ltd.	9,096	27,654
	Prestige Estates Projects Ltd.	488,017	4,473,928
*	Pricol Ltd.	162,058	689,354
	Prince Pipes & Fittings Ltd.	112,911	858,256
*	Prism Johnson Ltd.	453,488	756,276
	Privi Speciality Chemicals Ltd.	4,920	72,603
	Procter & Gamble Health Ltd.	29,018	1,783,384
	PSP Projects Ltd.	29,571	267,577
	PTC India Financial Services Ltd.	487,922	167,420
	PTC India Ltd.	682,213	1,150,626
*	PVR Inox Ltd.	186,537	3,577,264
Ω	Quess Corp. Ltd.	136,431	688,330
	Radico Khaitan Ltd.	86,776	1,271,213
	Rain Industries Ltd.	560,564	1,036,514
	Rajesh Exports Ltd.	193,734	1,050,708
	Rallis India Ltd.	276,838	722,271
	Ramco Cements Ltd.	304,449	3,632,313
	Ramco Industries Ltd.	116,298	298,923
*	Ramco Systems Ltd.	7,706	23,871

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ramkrishna Forgings Ltd.	194,449	$1,503,038
*	Ramky Infrastructure Ltd.	8,084	58,438
	Rane Holdings Ltd.	10,752	155,032
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	743,536
	Ratnamani Metals & Tubes Ltd.	91,698	3,037,758
*	RattanIndia Power Ltd.	3,271,793	282,852
	Raymond Ltd.	133,010	2,812,731
Ω	RBL Bank Ltd.	1,414,364	3,755,877
	REC Ltd.	2,883,444	9,973,561
	Redington Ltd.	1,941,308	3,322,479
*	Redtape Ltd.	64,179	393,166
	Relaxo Footwears Ltd.	151,015	1,618,347
	Reliance Industrial Infrastructure Ltd.	30,016	361,767
*	Reliance Infrastructure Ltd.	568,950	1,162,225
*	Reliance Power Ltd.	7,901,815	1,623,749
	Repco Home Finance Ltd.	130,945	648,515
*	Restaurant Brands Asia Ltd.	7,145	9,552
	Rhi Magnesita India Ltd.	97,885	809,344
	Rico Auto Industries Ltd.	241,078	254,348
	RITES Ltd.	148,652	812,769
	Rossari Biotech Ltd.	25,892	229,984
	Route Mobile Ltd.	11,245	209,581
*	RPSG Ventures Ltd.	962	6,273
	RSWM Ltd.	66,991	143,354
	Rupa & Co. Ltd.	54,355	163,459
	Safari Industries India Ltd.	19,615	976,113
	Sagar Cements Ltd.	64,282	189,692
	Sandhar Technologies Ltd.	11,788	51,725
*	Sanghi Industries Ltd.	71,106	100,218
	Sanghvi Movers Ltd.	37,615	331,969
	Sanofi India Ltd.	29,367	2,658,009
	Sarda Energy & Minerals Ltd.	223,926	544,090
	Saregama India Ltd.	53,821	207,720
	Sasken Technologies Ltd.	14,843	204,969
*	Satin Creditcare Network Ltd.	62,972	183,472
	Savita Oil Technologies Ltd.	45,238	197,104
	Schaeffler India Ltd.	49,872	1,687,942
*	Schneider Electric Infrastructure Ltd.	184,071	706,199
*	SEPC Ltd.	464,315	102,521
*	Sequent Scientific Ltd.	244,159	289,761
	Seshasayee Paper & Boards Ltd.	74,280	309,173
Ω	SH Kelkar & Co. Ltd.	112,725	194,462
	Shakti Pumps India Ltd.	7,950	98,809
	Shankara Building Products Ltd.	21,255	184,416
	Shanthi Gears Ltd.	29,927	163,126
	Sharda Cropchem Ltd.	84,617	413,636
	Sharda Motor Industries Ltd.	9,585	109,958
*	Sheela Foam Ltd.	10,325	133,660
*	Shilpa Medicare Ltd.	113,879	484,715
	Shipping Corp. of India Ltd.	451,179	755,355
	Shipping Corp. of India Ltd.	469,725	57,207
*	Shoppers Stop Ltd.	123,225	951,057
*	Shree Renuka Sugars Ltd.	1,737,947	1,012,830
*	SIS Ltd.	64,310	318,243
	Siyaram Silk Mills Ltd.	26,830	170,939
	SJS Enterprises Ltd.	3,466	28,109
	SKF India Ltd.	79,225	4,666,110
	Skipper Ltd.	19,548	53,769
	Snowman Logistics Ltd.	17,529	10,323

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sobha Ltd.	113,651	$976,015
	Solar Industries India Ltd.	97,125	6,386,222
*	Solara Active Pharma Sciences Ltd.	24,205	88,745
	Somany Ceramics Ltd.	21,886	174,704
	Sonata Software Ltd.	268,088	3,680,853
	South Indian Bank Ltd.	4,340,603	1,261,858
	SP Apparels Ltd.	4,719	32,532
*	Spandana Sphoorty Financial Ltd.	49,631	530,375
*	Star Cement Ltd.	226,872	430,720
	Sterlite Technologies Ltd.	539,079	900,305
	Strides Pharma Science Ltd.	193,168	1,109,415
*	Stylam Industries Ltd.	10,286	207,655
	Styrenix Performance Materials Ltd.	6,546	108,920
*	Subex Ltd.	1,122,066	401,643
	Subros Ltd.	89,803	397,267
	Sudarshan Chemical Industries Ltd.	106,961	608,851
	Sumitomo Chemical India Ltd.	179,952	806,119
	Sun TV Network Ltd.	275,300	2,093,693
	Sundaram Finance Holdings Ltd.	80,225	120,238
	Sundaram Finance Ltd.	131,335	5,031,495
	Sundram Fasteners Ltd.	314,991	4,747,346
*	Sunflag Iron & Steel Co. Ltd.	74,248	152,460
	Sunteck Realty Ltd.	151,674	789,162
	Suprajit Engineering Ltd.	227,193	993,770
	Supreme Industries Ltd.	197,528	10,272,595
	Supreme Petrochem Ltd.	296,898	2,046,511
	Surya Roshni Ltd.	102,102	703,585
	Suven Pharmaceuticals Ltd.	678,550	4,686,250
*	Suzlon Energy Ltd.	23,338,088	8,616,933
	Swan Energy Ltd.	76,621	355,992
	Swaraj Engines Ltd.	19,779	478,691
	Symphony Ltd.	47,359	480,010
Ω	Syngene International Ltd.	462,097	3,774,364
	Tamil Nadu Newsprint & Papers Ltd.	86,283	288,540
	Tanla Platforms Ltd.	186,655	2,141,317
*	TARC Ltd.	153,004	188,282
	Tasty Bite Eatables Ltd.	101	19,025
	Tata Chemicals Ltd.	446,079	5,134,790
	Tata Coffee Ltd.	123,118	389,769
	Tata Metaliks Ltd.	56,536	609,151
*	Tata Steel Long Products Ltd.	44,261	414,387
	TCI Express Ltd.	56,605	901,895
* Ω	TCNS Clothing Co. Ltd.	4,612	19,632
	TD Power Systems Ltd.	154,837	451,570
*	TeamLease Services Ltd.	8,181	229,026
	Techno Electric & Engineering Co. Ltd.	198,034	1,187,629
* Ω	Tejas Networks Ltd.	161,197	1,654,257
	Texmaco Rail & Engineering Ltd.	584,579	858,527
	Thermax Ltd.	21,793	739,961
	Thirumalai Chemicals Ltd.	138,878	331,571
	Thomas Cook India Ltd.	332,718	542,848
Ω	Thyrocare Technologies Ltd.	51,815	339,203
	Tide Water Oil Co. India Ltd.	20,475	284,610
	Tilaknagar Industries Ltd.	216,288	545,256
	Time Technoplast Ltd.	390,193	747,776
	Timken India Ltd.	85,158	2,964,326
	Tinplate Co. of India Ltd.	109,549	494,101
	Titagarh Rail System Ltd.	141,780	1,296,904
	Torrent Power Ltd.	548,669	4,792,632

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tourism Finance Corp. of India Ltd.	138,784	$172,040
	Transformers & Rectifiers India Ltd.	9,390	19,053
*	TransIndia Real Estate Ltd.	216,315	101,456
	Transport Corp. of India Ltd.	98,187	968,571
	Trident Ltd.	4,096,218	1,712,197
	Triveni Engineering & Industries Ltd.	253,714	1,086,993
*	Triveni Turbine Ltd.	387,061	1,673,180
	TTK Prestige Ltd.	144,049	1,380,728
	Tube Investments of India Ltd.	249,568	9,453,997
	TV Today Network Ltd.	80,104	204,922
*	TV18 Broadcast Ltd.	1,464,153	726,758
	TVS Holdings Ltd.	12,440	807,962
	TVS Holdings Pvt Ltd.	12,106	148,499
	TVS Srichakra Ltd.	12,076	559,147
	Uflex Ltd.	110,987	565,497
	Ugar Sugar Works Ltd.	140,911	161,739
*	Ugro Capital Ltd.	83,237	289,813
	Ujjivan Financial Services Ltd.	248,978	1,601,343
Ω	Ujjivan Small Finance Bank Ltd.	1,931,764	1,215,480
*	Unichem Laboratories Ltd.	96,528	504,253
	UNO Minda Ltd.	452,664	3,193,043
	Usha Martin Ltd.	434,267	1,542,052
	UTI Asset Management Co. Ltd.	89,311	804,772
*	VA Tech Wabag Ltd.	109,564	633,488
	Vaibhav Global Ltd.	248,778	1,251,135
	Vakrangee Ltd.	229,078	48,682
	Vardhman Textiles Ltd.	472,904	2,101,539
* Ω	Varroc Engineering Ltd.	107,533	596,266
	Varun Beverages Ltd.	412,600	4,535,175
	Venky’s India Ltd.	17,968	422,964
	Vesuvius India Ltd.	18,323	788,926
	V-Guard Industries Ltd.	563,511	2,013,661
	Vimta Labs Ltd.	17,648	96,945
	Vinati Organics Ltd.	93,108	1,933,247
	Vindhya Telelinks Ltd.	17,609	519,499
	VIP Industries Ltd.	135,699	999,148
	VL E-Governance & IT Solutions Ltd.	136,960	49,103
*	V-Mart Retail Ltd.	9,072	178,871
*	Vodafone Idea Ltd.	1,040,769	148,166
	Voltamp Transformers Ltd.	12,992	748,209
	Voltas Ltd.	292,689	2,940,038
	VRL Logistics Ltd.	106,773	851,965
	VST Industries Ltd.	18,750	721,246
	VST Tillers Tractors Ltd.	13,719	578,377
	Welspun Corp. Ltd.	393,665	2,010,521
	Welspun Enterprises Ltd.	232,271	732,578
	Welspun India Ltd.	1,254,736	2,269,797
	West Coast Paper Mills Ltd.	115,874	1,021,411
	Westlife Foodworld Ltd.	159,939	1,524,523
	Whirlpool of India Ltd.	38,693	759,112
*	Wockhardt Ltd.	165,786	451,351
	Wonderla Holidays Ltd.	34,714	357,025
*	Zee Entertainment Enterprises Ltd.	2,602,393	8,073,057
	Zensar Technologies Ltd.	350,115	2,061,303
	Zydus Wellnes Ltd.	29,306	541,092

TOTAL INDIA			833,339,367

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (2.0%)
	ABM Investama Tbk. PT	572,700	$137,610
	Ace Hardware Indonesia Tbk. PT	19,988,600	1,006,471
*	Adhi Karya Persero Tbk. PT	5,882,888	148,924
*	Adi Sarana Armada Tbk. PT	3,734,500	190,469
*	Agung Semesta Sejahtera Tbk. PT	14,642,700	10,119
	AKR Corporindo Tbk. PT	23,912,200	2,243,757
*	Alam Sutera Realty Tbk. PT	25,534,400	266,750
*	Allo Bank Indonesia Tbk. PT	111,700	8,401
* ††	Armidian Karyatama Tbk. PT	844,800	0
	Arwana Citramulia Tbk. PT	11,813,800	490,859
	Ashmore Asset Management Indonesia Tbk. PT	4,200	252
	Astra Agro Lestari Tbk. PT	1,174,900	521,124
	Astra Otoparts Tbk. PT	2,355,600	409,352
*	Asuransi Maximus Graha Persada Tbk. PT	6,101,000	21,494
* ††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Amar Indonesia Tbk. PT	9,530,328	189,688
	Bank BTPN Syariah Tbk. PT	5,648,700	559,928
*	Bank Bukopin Tbk. PT	89,835,682	441,389
*	Bank Ganesha Tbk. PT	7,053,300	31,910
*	Bank Ina Perdana PT	4,559,900	1,188,273
*	Bank Jago Tbk. PT	8,092,700	803,507
*	Bank Mayapada International Tbk. PT	934,600	26,960
	Bank Maybank Indonesia Tbk. PT	16,074,000	251,010
*	Bank MNC Internasional Tbk. PT	34,524,800	139,052
*	Bank Nationalnobu Tbk. PT	1,080,304	49,591
*	Bank Neo Commerce Tbk. PT	9,654,200	136,413
	Bank OCBC Nisp Tbk. PT	6,711,200	469,061
*	Bank Pan Indonesia Tbk. PT	12,406,800	887,176
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	9,034,212	645,651
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	12,456,900	474,561
*	Bank Raya Indonesia Tbk. PT	641,400	9,055
	Bank Tabungan Negara Persero Tbk. PT	13,997,625	1,079,880
	BFI Finance Indonesia Tbk. PT	19,975,500	1,289,047
*	Bintang Oto Global Tbk. PT	7,099,600	549,651
	BISI International Tbk. PT	8,589,500	843,823
	Blue Bird Tbk. PT	1,347,300	167,971
*	Buana Lintas Lautan Tbk. PT	21,081,200	100,808
*	Bukalapak.com Tbk. PT	122,575,000	1,622,834
	Bukit Asam Tbk. PT	8,210,500	1,281,642
*	Bumi Resources Minerals Tbk. PT	140,377,700	1,713,612
*	Bumi Serpong Damai Tbk. PT	16,572,000	1,048,062
*	Bumi Teknokultura Unggul Tbk. PT	65,924,600	207,506
*	Capital Financial Indonesia Tbk. PT	3,186,000	111,219
	Catur Sentosa Adiprana Tbk. PT	2,986,100	105,436
*	Cemindo Gemilang PT	4,965,800	293,867
Ω	Cikarang Listrindo Tbk. PT	4,462,100	199,444
	Ciputra Development Tbk. PT	28,744,020	2,005,777
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,421,309
*	City Retail Developments Tbk. PT	12,056,400	105,874
	Delta Dunia Makmur Tbk. PT	15,329,000	333,912
	Dharma Satya Nusantara Tbk. PT	5,886,600	211,308
*	Digital Mediatama Maxima Tbk. PT	549,900	10,186
	Elang Mahkota Teknologi Tbk. PT	8,917,800	280,972
	Elnusa Tbk. PT	10,521,900	286,474
	Erajaya Swasembada Tbk. PT	27,567,400	694,336
*	Gajah Tunggal Tbk. PT	4,584,000	253,851
	Garudafood Putra Putri Jaya Tbk. PT	14,879,700	393,332
* ††	Hanson International Tbk. PT	483,480,300	0
	Harum Energy Tbk. PT	6,043,000	614,734
	Hexindo Adiperkasa Tbk. PT	554,100	193,583

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Impack Pratama Industri Tbk. PT	22,142,700	$504,676
	Indika Energy Tbk. PT	5,804,300	663,338
	Indo Tambangraya Megah Tbk. PT	844,800	1,411,017
	Indocement Tunggal Prakarsa Tbk. PT	1,691,200	987,938
	Indomobil Sukses Internasional Tbk. PT	684,500	59,042
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,878,846	702,401
* ††	Inti Agri Resources Tbk. PT	92,782,800	0
*	Intiland Development Tbk. PT	3,461,300	43,158
	Japfa Comfeed Indonesia Tbk. PT	13,524,600	1,042,841
	Jasa Marga Persero Tbk. PT	5,220,000	1,400,855
	Jaya Real Property Tbk. PT	10,463,000	457,874
*	Kapuas Prima Coal Tbk. PT	22,780,900	71,716
*	Kawasan Industri Jababeka Tbk. PT	80,793,657	671,574
*	Krakatau Steel Persero Tbk. PT	8,677,102	92,280
*	Lippo Karawaci Tbk. PT	89,240,540	494,466
*	M Cash Integrasi PT	360,200	150,887
	Map Aktif Adiperkasa PT	14,417,300	676,415
	Matahari Department Store Tbk. PT	2,604,400	326,154
*	MD Pictures Tbk. PT	6,208,800	942,516
	Medco Energi Internasional Tbk. PT	20,146,306	1,619,664
	Media Nusantara Citra Tbk. PT	16,924,500	526,494
	Medikaloka Hermina Tbk. PT	15,215,300	1,460,859
*	Mega Manunggal Property Tbk. PT	4,769,600	103,254
*	Metro Healthcare Indonesia Tbk. PT	52,627,700	1,590,261
	Metrodata Electronics Tbk. PT	15,657,100	497,555
	Metropolitan Kentjana Tbk. PT	72,600	127,349
	Mitra Adiperkasa Tbk. PT	27,423,200	2,996,112
	Mitra Keluarga Karyasehat Tbk. PT	2,750,300	474,239
	Mitra Pinasthika Mustika Tbk. PT	4,596,400	289,358
*	MNC Land Tbk. PT	29,086,600	122,782
	Mulia Industrindo Tbk. PT	3,194,000	82,052
*	NFC Indonesia Tbk. PT	86,200	35,867
	Nippon Indosari Corpindo Tbk. PT	12,947,889	1,054,484
	Pabrik Kertas Tjiwi Kimia Tbk. PT	3,583,800	1,726,251
*	Pacific Strategic Financial Tbk. PT	20,982,800	1,439,805
	Pakuwon Jati Tbk. PT	35,341,000	889,508
*	Panin Financial Tbk. PT	49,629,800	849,790
*	Paninvest Tbk. PT	4,828,600	302,737
	Perusahaan Gas Negara Tbk. PT	27,080,300	2,141,063
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	8,616,100	496,313
* ††	Pool Advista Indonesia Tbk. PT	10,473,500	6,181
*	PP Persero Tbk. PT	6,944,514	246,998
	Prodia Widyahusada Tbk. PT	323,000	130,498
	Puradelta Lestari Tbk. PT	21,336,100	229,549
*	Quantum Clovera Investama Tbk. PT	5,504,400	17,326
	Ramayana Lestari Sentosa Tbk. PT	4,657,300	146,077
	Resource Alam Indonesia Tbk. PT	837,200	21,386
* ††	Rimo International Lestari Tbk. PT	211,251,900	0
	Rukun Raharja Tbk. PT	650,300	38,478
	Salim Ivomas Pratama Tbk. PT	7,152,900	169,286
	Samator Indo Gas Tbk. PT	17,200	1,706
	Samindo Resources Tbk. PT	106,600	11,749
	Sampoerna Agro Tbk. PT	1,404,800	178,592
	Samudera Indonesia Tbk. PT	16,962,300	322,459
*	Sarana Meditama Metropolitan Tbk. PT	3,942,100	85,338
	Sariguna Primatirta Tbk. PT	5,940,900	239,417
	Sawit Sumbermas Sarana Tbk. PT	8,446,400	608,787
* ††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,780,825

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Semen Baturaja Tbk. PT	6,838,100	$134,283
	Siloam International Hospitals Tbk. PT	11,618,000	1,756,227
	Sinar Mas Agro Resources & Technology Tbk. PT	898,460	242,051
* ††	Sri Rejeki Isman Tbk. PT	35,353,931	60,926
	Steel Pipe Industry of Indonesia PT	2,261,200	41,575
	Summarecon Agung Tbk. PT	25,711,446	865,488
* ††	Surabaya Agung Industri Pulp & Kertas Tbk. PT	64,500	0
	Surya Citra Media Tbk. PT	46,129,500	438,651
	Surya Esa Perkasa Tbk. PT	17,573,200	663,808
*	Surya Permata Andalan Tbk. PT	4,325,500	132,883
*	Surya Semesta Internusa Tbk. PT	11,719,600	302,434
* ††	Suryainti Permata Tbk. PT	7,252,000	0
	Temas Tbk. PT	13,193,400	128,642
	Tempo Scan Pacific Tbk. PT	1,765,600	185,621
	Timah Tbk. PT	8,208,514	356,435
* ††	Trada Alam Minera Tbk. PT	180,020,800	0
	Transcoal Pacific Tbk. PT	2,100,700	1,153,278
	Trias Sentosa Tbk. PT	32,818,400	1,058,716
*	Trimegah Sekuritas IndonesiaTbk PT	2,930,400	45,384
	Triputra Agro Persada PT	9,425,000	326,370
	Tunas Baru Lampung Tbk. PT	9,611,428	514,597
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	15,164,100	1,604,447
	Unggul Indah Cahaya Tbk. PT	48,239	24,530
* ††	Waskita Beton Precast Tbk. PT	28,238,300	88,887
* ††	Waskita Karya Persero Tbk. PT	30,184,766	288,831
*	Wijaya Karya Persero Tbk. PT	7,808,907	188,674
*	Wintermar Offshore Marine Tbk. PT	1,483,300	40,226
	XL Axiata Tbk. PT	11,580,879	1,655,437

TOTAL INDONESIA			75,237,255

KUWAIT — (0.4%)
	A’ayan Leasing & Investment Co. KSCP	1,285,012	639,495
	Al Ahli Bank of Kuwait KSCP	870,188	601,778
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	298,880	160,330
	Al-Eid Food KSC	299,976	163,826
	Ali Alghanim Sons Automotive Co. KSCC	16,413	57,017
*	Alimtiaz Investment Group KSC	911,735	153,503
*	Arabi Group Holding KSC	335,257	581,784
	Arzan Financial Group for Financing & Investment KPSC	1,425,117	750,668
*	Asiya Capital Investments Co. KSCP	1,649,688	226,569
	Boubyan Petrochemicals Co. KSCP	469,808	930,659
	Boursa Kuwait Securities Co. KPSC	208,920	1,170,006
	Combined Group Contracting Co. SAK	202,267	275,180
	Commercial Facilities Co. SAKP	28,413	14,048
	Commercial Real Estate Co. KSC	2,460,691	781,664
	Gulf Cables & Electrical Industries Group Co. KSCP	118,596	452,232
	Heavy Engineering & Ship Building Co. KSCP, Class B	129,008	314,755
	Humansoft Holding Co. KSC	200,918	1,973,795
	Integrated Holding Co. KCSC	313,285	447,478
	Jazeera Airways Co. KSCP	172,712	814,864
	Kuwait Cement Co. KSC	25,028	11,970
	Kuwait Financial Centre SAK	23,180	7,116
	Kuwait Insurance Co. SAK	18,311	25,503
	Kuwait International Bank KSCP	1,734,790	824,088
	Kuwait Real Estate Co. KSC	2,201,281	1,131,051
	Mezzan Holding Co. KSCC	239,144	386,402
	National Industries Group Holding SAK	2,401,289	1,381,255
	National Investments Co. KSCP	1,129,151	678,695
	Salhia Real Estate Co. KSCP	679,375	880,366

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Securities House KSC	233,476	$39,158
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	502,944	282,799
	Warba Bank KSCP	1,821,882	1,012,647

TOTAL KUWAIT			17,170,701

MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	852,713
#	Aeon Co. M Bhd.	1,014,100	230,013
	AEON Credit Service M Bhd.	312,000	744,057
#	AFFIN Bank Bhd.	1,663,843	705,463
	Ajinomoto Malaysia Bhd.	52,700	170,127
	Alliance Bank Malaysia Bhd.	2,237,400	1,611,270
	Allianz Malaysia Bhd.	134,100	450,920
#	AME Elite Consortium Bhd.	83,800	25,497
	Ancom Nylex Bhd.	1,238,000	311,799
# *	Ann Joo Resources Bhd.	353,150	80,084
#	Astro Malaysia Holdings Bhd.	2,239,200	195,051
#	Bank Islam Malaysia Bhd.	1,088,700	491,489
*	Berjaya Corp. Bhd.	6,581,328	400,701
#	Berjaya Food Bhd.	1,424,600	203,166
# *	Berjaya Land Bhd.	2,413,200	141,744
# *	Bermaz Auto Bhd.	1,284,600	673,842
#	Boustead Plantations Bhd.	1,381,699	423,578
#	British American Tobacco Malaysia Bhd.	284,900	562,410
*	Bumi Armada Bhd.	6,513,300	753,517
	Bursa Malaysia Bhd.	1,494,300	2,129,709
#	Cahya Mata Sarawak Bhd.	1,514,600	353,061
	Carlsberg Brewery Malaysia Bhd., Class B	368,100	1,537,158
* ††	Carotech Bhd.	230,650	0
	CB Industrial Product Holding Bhd.	599,440	135,789
	CTOS Digital Bhd.	942,900	287,160
#	D&O Green Technologies Bhd.	1,159,400	797,985
# *	Dagang NeXchange Bhd.	1,927,400	176,357
	Datasonic Group Bhd.	987,200	89,178
	Dayang Enterprise Holdings Bhd.	1,351,175	528,223
#	DRB-Hicom Bhd.	2,403,300	702,014
#	Dufu Technology Corp. Bhd.	535,900	193,896
#	Duopharma Biotech Bhd.	1,073,438	268,125
	Dutch Lady Milk Industries Bhd.	79,100	375,057
	Eco World Development Group Bhd.	2,221,100	471,117
*	Ecofirst Consolidated Bhd.	402,200	29,583
# *	Ekovest Bhd.	4,481,750	447,300
	FAR East Holdings Bhd.	258,300	196,773
#	Formosa Prosonic Industries Bhd.	187,500	112,617
	Frontken Corp. Bhd.	2,418,050	1,616,218
#	Gas Malaysia Bhd.	531,500	367,087
# *	Genetec Technology Bhd.	97,600	48,405
	Genting Plantations Bhd.	194,400	221,096
	Globetronics Technology Bhd.	1,231,872	370,391
* ††	Golden Plus Holding Bhd.	216,000	0
#	Guan Chong Bhd.	979,000	446,062
	Hap Seng Plantations Holdings Bhd.	227,100	85,335
#	Hengyuan Refining Co. Bhd.	301,200	201,146
#	Hextar Global Bhd.	528,600	80,524
#	Hiap Teck Venture Bhd.	3,401,900	296,720
#	Hibiscus Petroleum Bhd.	1,362,520	764,955
	Hong Leong Capital Bhd.	69,400	67,913
	Hong Leong Industries Bhd.	350,400	662,353
	IGB Bhd.	999,381	453,598

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	IJM Corp. Bhd.	2,798,600	$1,116,586
	IOI Properties Group Bhd.	60,100	23,339
*	Iskandar Waterfront City Bhd.	1,196,100	154,626
# *	JAKS Resources Bhd.	4,337,380	177,453
	Jaya Tiasa Holdings Bhd.	1,010,527	182,427
	Keck Seng Malaysia Bhd.	289,650	270,519
	Kelington Group Bhd.	117,400	36,762
#	Kenanga Investment Bank Bhd.	298,700	53,310
	Kerjaya Prospek Group Bhd.	609,690	177,936
#	Kim Loong Resources Bhd.	838,580	331,153
	Kossan Rubber Industries Bhd.	2,868,400	812,979
#	KPJ Healthcare Bhd.	4,463,300	1,198,873
#	Kretam Holdings Bhd.	1,548,200	199,881
# *	KSL Holdings Bhd.	790,818	179,583
	Kumpulan Fima Bhd.	68,750	25,682
	LBS Bina Group Bhd.	2,657,916	287,583
#	Leong Hup International Bhd.	617,100	80,988
	Lii Hen Industries Bhd.	293,600	59,480
# Ω	Lotte Chemical Titan Holding Bhd.	1,105,697	262,224
#	LPI Capital Bhd.	382,424	961,429
	Magni-Tech Industries Bhd.	612,433	253,302
#	Magnum Bhd.	1,830,463	410,967
#	Mah Sing Group Bhd.	3,024,787	521,128
#	Malakoff Corp. Bhd.	4,685,100	580,278
	Malayan Flour Mills Bhd.	1,660,575	223,127
#	Malaysia Building Society Bhd.	2,906,690	442,843
#	Malaysia Smelting Corp. Bhd.	261,700	117,031
	Malaysian Pacific Industries Bhd.	48,100	259,999
#	Malaysian Resources Corp. Bhd.	4,391,266	396,774
	Matrix Concepts Holdings Bhd.	2,557,137	825,822
#	MBM Resources Bhd.	483,896	396,305
#	Mega First Corp. Bhd.	1,538,100	1,116,767
	Mi Technovation Bhd.	108,600	39,049
#	MKH Bhd.	1,225,634	360,221
	MNRB Holdings Bhd.	667,088	166,749
#	MPHB Capital Bhd.	790,700	177,931
	Muda Holdings Bhd.	176,500	52,251
*	Muhibbah Engineering M Bhd.	1,359,125	196,932
	My EG Services Bhd.	4,045,012	662,485
*	Nylex Malaysia Bhd.	4,205	292
	Oriental Holdings Bhd.	656,000	867,647
#	OSK Holdings Bhd.	4,054,255	1,003,687
	Padini Holdings Bhd.	1,331,800	1,103,872
	Panasonic Manufacturing Malaysia Bhd.	25,084	94,295
	Pantech Group Holdings Bhd.	1,007,619	184,036
	Paramount Corp. Bhd.	759,955	146,721
	Pentamaster Corp. Bhd.	187,100	196,524
	Perak Transit Bhd.	632,500	157,954
#	Petron Malaysia Refining & Marketing Bhd.	165,500	156,743
#	PIE Industrial Bhd.	66,900	43,571
*	PMB Technology Bhd.	49,300	31,579
	Power Root Bhd.	21,700	8,971
#	Ranhill Utilities Bhd.	1,582,238	192,695
	RCE Capital Bhd.	415,900	217,497
#	Sam Engineering & Equipment M Bhd.	330,200	300,245
*	Sapura Energy Bhd.	13,232,800	138,813
#	Sarawak Oil Palms Bhd.	830,255	444,492
	Scientex Bhd.	1,427,872	1,093,367
	SEG International Bhd.	145,885	20,056

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
# *	Shangri-La Hotels Malaysia Bhd.	117,700	$53,641
#	Sime Darby Property Bhd.	6,050,300	781,376
#	SKP Resources Bhd.	2,377,824	394,111
	SP Setia Bhd. Group	4,475,500	790,038
#	Sports Toto Bhd.	1,861,350	566,434
* ††	Sumatec Resources Bhd.	6,536,100	0
	Sunway Construction Group Bhd.	372,436	149,345
	Suria Capital Holdings Bhd.	269,560	89,449
	Syarikat Takaful Malaysia Keluarga Bhd.	731,957	565,340
#	Ta Ann Holdings Bhd.	494,189	347,286
	Taliworks Corp. Bhd.	476,616	79,575
#	Thong Guan Industries Bhd.	506,100	193,384
	TMC Life Sciences Bhd.	306,800	38,001
*	Tropicana Corp. Bhd.	1,889,890	479,942
#	TSH Resources Bhd.	1,381,600	278,420
#	Uchi Technologies Bhd.	887,200	642,422
#	UEM Edgenta Bhd.	538,000	115,217
#	UEM Sunrise Bhd.	3,165,600	528,941
#	UMW Holdings Bhd.	1,039,100	1,057,896
#	Unisem M Bhd.	753,100	467,831
	United Malacca Bhd.	398,850	424,943
	UOA Development Bhd.	4,792,499	1,700,415
	UWC Bhd.	675,200	517,849
# *	Velesto Energy Bhd.	8,441,608	452,351
	VS Industry Bhd.	6,082,400	1,134,941
*	Wasco Bhd.	70,500	14,359
#	WCT Holdings Bhd.	2,001,993	216,729
#	Wellcall Holdings Bhd.	883,400	285,695
*	YNH Property Bhd.	2,935,116	3,140,430

TOTAL MALAYSIA			59,242,538

MEXICO — (2.9%)
	Alfa SAB de CV, Class A	600,749	373,198
#	Alpek SAB de CV	857,829	504,829
*	Alsea SAB de CV	1,253,320	4,159,891
*	Axtel SAB de CV	6,155,647	256,073
Ω	Banco del Bajio SA	2,520,069	7,672,449
	Bolsa Mexicana de Valores SAB de CV	1,213,492	1,889,329
	Consorcio ARA SAB de CV	4,940,540	907,049
*	Controladora AXTEL SAB de CV	858,225	10,949
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,944,272	1,108,609
#	Corp. Actinver SAB de CV	179,820	149,609
#	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	5,053,253
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	960,372	894,905
	Corp. Moctezuma SAB de CV	838,557	3,038,601
	Corporativo Fragua SAB de CV	3	81
*	Corpovael SA de CV	73,341	12,041
	Cydsa SAB de CV	10,875	11,310
# * ††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR.	3,187	1,326
	GCC SAB de CV	538,452	4,804,226
	Genomma Lab Internacional SAB de CV, Class B	1,654,993	1,231,905
	Gentera SAB de CV	2,901,196	3,073,540
	Gruma SAB de CV, Class B	40,411	703,858
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	4,445,457
	Grupo Comercial Chedraui SA de CV	1,708,398	9,951,520
#	Grupo Herdez SAB de CV	1,417,024	3,220,902
	Grupo Hotelero Santa Fe SAB de CV	618,935	131,999
	Grupo Industrial Saltillo SAB de CV	1,056,936	1,568,198

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo KUO SAB De CV, Class B	713,687	$1,454,767
*	Grupo Pochteca SAB de CV	336,841	135,828
*	Grupo Posadas SAB de CV	91,049	134,839
	Grupo Rotoplas SAB de CV	776,001	1,044,625
*	Grupo Simec SAB de CV, Class B	945,472	10,042,592
#	Grupo Televisa SAB	245,514	111,802
* Ω	Grupo Traxion SAB de CV	356,102	527,368
*	Hoteles City Express SAB de CV	932,557	281,386
*	Industrias CH SAB de CV, Class B	1,689,942	18,090,787
#	La Comer SAB de CV	2,986,626	5,957,018
	Megacable Holdings SAB de CV	1,985,440	3,892,912
# *	Minera Frisco SAB de CV, Class A1	5,327,018	682,534
* Ω	Nemak SAB de CV	2,997,040	531,950
	Operadora De Sites Mexicanos SAB de CV, Class A	451,353	385,787
	Orbia Advance Corp. SAB de CV	678,444	1,101,074
*	Organizacion Cultiba SAB de CV	1,101,402	678,105
*	Organizacion Soriana SAB de CV, Class B	358,274	618,420
	Promotora y Operadora de Infraestructura SAB de CV	527,348	4,345,670
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	44,780
	Qualitas Controladora SAB de CV	400,941	3,314,229
	Regional SAB de CV	505,137	3,828,383
* ††	San Luis Rassini	3,300	0
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Corp. SA	4,642	0
*	Vista Energy SAB de CV, ADR	2,874	78,230
	Vitro SAB de CV, Class A	704,098	814,268

TOTAL MEXICO			113,272,461

PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	3,491,200	556,693
	A Soriano Corp.	2,931,411	569,228
††	ACR Mining Corp.	48,205	2,851
	Alliance Global Group, Inc.	6,835,000	1,276,734
	Alsons Consolidated Resources, Inc.	2,780,000	27,000
	Apex Mining Co., Inc.	5,852,000	264,764
*	AyalaLand Logistics Holdings Corp.	2,980,100	88,753
	Belle Corp.	12,306,400	256,426
*	Bloomberry Resorts Corp.	8,846,300	1,419,411
*	Cebu Air, Inc.	250,120	145,498
*	Cebu Holdings, Inc.	3,180,400	296,600
* Ω	CEMEX Holdings Philippines, Inc.	208,799	2,988
	Century Pacific Food, Inc.	2,790,500	1,377,336
	China Banking Corp.	6,278,014	3,346,960
	COL Financial Group, Inc.	922,000	46,149
*	Converge Information & Communications Technology Solutions, Inc.	3,379,100	499,003
	Cosco Capital, Inc.	6,881,600	559,157
	D&L Industries, Inc.	6,538,700	737,057
*	DITO CME Holdings Corp.	1,354,100	67,583
	DMCI Holdings, Inc.	5,114,700	827,022
	DoubleDragon Corp.	1,080,890	129,521
	East West Banking Corp.	635,100	98,945
	Filinvest Development Corp.	3,169,422	299,404
	Filinvest Land, Inc.	53,722,577	577,920
	First Gen Corp.	235,300	74,988
	First Philippine Holdings Corp.	1,596,210	1,697,949
	Global Ferronickel Holdings, Inc.	4,072,911	184,522
	Global-Estate Resorts, Inc.	1,172,000	16,419
	GT Capital Holdings, Inc.	150,160	1,452,847
*	Integrated Micro-Electronics, Inc.	1,967,414	120,919

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Keepers Holdings, Inc.	378,000	$9,197
	LT Group, Inc.	3,026,800	472,452
	Manila Water Co., Inc.	7,255,700	2,163,152
	Max’s Group, Inc.	473,200	33,324
	Megaworld Corp.	12,599,000	440,081
Ω	Monde Nissin Corp.	201,700	29,176
	Nickel Asia Corp.	10,067,100	967,795
	Petron Corp.	6,813,800	393,170
††	Philcomsat Holdings Corp.	316,021	421,399
	Philex Mining Corp.	3,618,300	184,908
*	Philippine National Bank	767,726	252,527
* ††	Philippine National Construction Corp.	173,000	2,802
	Philippine Savings Bank	474,907	459,886
*	Philippine Seven Corp.	10,510	14,103
	Philippine Stock Exchange, Inc.	49,642	147,763
* ††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	98,181
	Premium Leisure Corp.	11,228,000	116,757
	Puregold Price Club, Inc.	1,732,390	827,543
	RFM Corp.	7,485,068	394,541
	Rizal Commercial Banking Corp.	2,651,952	1,094,341
	Robinsons Land Corp.	6,341,951	1,559,059
	Robinsons Retail Holdings, Inc.	661,040	477,566
	Security Bank Corp.	682,310	926,297
	Semirara Mining & Power Corp.	653,000	334,137
	Shakey’s Pizza Asia Ventures, Inc.	274,900	44,866
*	Shell Pilipinas Corp.	933,790	210,729
	Synergy Grid & Development Phils, Inc.	365,700	47,734
*	Top Frontier Investment Holdings, Inc.	2,580	4,319
	Union Bank of the Philippines	1,882,999	1,975,004
	Vista Land & Lifescapes, Inc.	16,198,200	457,034
	Vistamalls, Inc.	589,600	25,081
	Wilcon Depot, Inc.	2,969,100	1,036,011

TOTAL PHILIPPINES			32,641,582

POLAND — (1.3%)
*	11 bit studios SA	5,157	746,177
	AB SA	2,202	34,929
*	Agora SA	78,455	172,883
*	Alior Bank SA	157,405	2,477,987
*	Amica SA	11,385	192,215
*	AmRest Holdings SE	112,625	714,351
	Apator SA	44,940	157,941
	Arctic Paper SA	20,701	87,426
	ASBISc Enterprises PLC	71,933	491,770
	Asseco Poland SA	66,189	1,211,906
	Auto Partner SA	29,783	168,759
	Bank Handlowy w Warszawie SA	11,151	228,480
*	Bank Millennium SA	993,404	1,728,499
*	Bank Ochrony Srodowiska SA	63,177	139,064
	Benefit Systems SA	2,739	1,162,644
	Boryszew SA	143,028	204,579
#	Budimex SA	44,572	4,989,545
# *	CCC SA	84,621	800,892
	Celon Pharma SA	21,330	76,871
# *	CI Games SA	330,588	234,378
#	Cognor Holding SA	256,934	506,845
	ComArch SA	7,770	276,961
	Develia SA	1,491,512	1,751,924

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Dom Development SA	15,579	$579,796
	Echo Investment SA	22,550	23,032
*	Enea SA	559,136	969,172
	Eurocash SA	182,660	607,657
	Fabryki Mebli Forte SA	48,823	217,781
	Globe Trade Centre SA	449,774	561,299
*	Grenevia SA	642,809	457,844
*	Grupa Azoty SA	107,336	561,611
#	Grupa Kety SA	53,775	9,070,956
	Inter Cars SA	33,276	4,506,126
*	Jastrzebska Spolka Weglowa SA	94,546	1,123,162
	KRUK SA	64,574	7,143,470
# *	Lubawa SA	30,768	16,599
	Lubelski Wegiel Bogdanka SA	25,724	224,951
	Mirbud SA	77,490	143,480
	Mo-BRUK SA	2,287	152,079
	Neuca SA	2,310	416,755
*	NEWAG SA	522	2,576
*	PKP Cargo SA	67,694	247,446
	PlayWay SA	2,668	218,579
*	Polimex-Mostostal SA	110,872	114,917
	Stalexport Autostrady SA	217,280	133,054
	Synektik SA	3,629	54,189
*	Tauron Polska Energia SA	2,405,636	2,115,677
	TEN Square Games SA	6,492	122,914
	Text SA	28,772	775,178
	TIM SA	15,749	179,162
# *	Torpol SA	23,490	114,797
	VRG SA	873,743	634,874
	Warsaw Stock Exchange	44,450	412,808
	Wawel SA	365	61,507
	Wirtualna Polska Holding SA	8,066	205,742
Ω	XTB SA	81,174	631,090
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	6,862
# *	Zespol Elektrowni Patnow Adamow Konin SA	58,452	272,273

TOTAL POLAND			51,636,441

QATAR — (0.8%)
	Aamal Co.	5,648,983	1,274,949
	Al Khaleej Takaful Group QSC	546,460	455,432
	Al Meera Consumer Goods Co. QSC	256,746	908,634
	Alijarah Holding Co. QPSC	550,069	103,814
*	Baladna	1,778,789	548,112
	Barwa Real Estate Co.	4,858,169	3,380,500
	Doha Bank QPSC	5,447,971	2,268,439
	Doha Insurance Co. QSC	178,039	111,841
*	Estithmar Holding QPSC	2,663,854	1,478,012
	Gulf International Services QSC	2,627,664	1,981,540
	Gulf Warehousing Co.	748,164	609,917
*	Lesha Bank LLC	3,400,379	1,288,871
	Mannai Corp. QSC	532,158	550,905
*	Mazaya Real Estate Development QPSC	1,716,638	283,847
	Medicare Group	590,839	874,645
	Qatar Aluminum Manufacturing Co.	6,598,083	2,240,159
*	Qatar Insurance Co. SAQ	3,545,099	2,407,765
	Qatar International Islamic Bank QSC	291,121	740,151
	Qatar Islamic Insurance Group	13,547	32,466
	Qatar National Cement Co. QSC	634,585	613,084
	Qatar Navigation QSC	1,377,653	3,415,631

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
*	Salam International Investment Ltd. QSC	2,225,787	$364,829
	United Development Co. QSC	4,725,999	1,265,438
	Vodafone Qatar QSC	5,249,972	2,569,311
*	Widam Food Co.	228,566	137,161
	Zad Holding Co.	7,892	29,254

TOTAL QATAR			29,934,707

RUSSIA — (0.0%)
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC, GDR	120,928	0
* ††	PhosAgro PJSC	779	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VTB Bank PJSC, GDR	27,705	0

SAUDI ARABIA — (4.2%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	522,760	279,375
	Abdullah Al Othaim Markets Co.	1,244,508	4,324,159
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	31,236	202,597
	Advanced Petrochemical Co.	43,435	432,443
*	Al Alamiya for Cooperative Insurance Co.	64,325	269,082
	Al Babtain Power & Telecommunication Co.	120,559	598,721
*	Al Gassim Investment Holding Co.	50,411	208,409
	Al Hammadi Holding	252,667	3,638,813
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	507,910
	Al Jouf Agricultural Development Co.	47,802	559,606
*	Al Jouf Cement Co.	173,581	535,892
*	Al Khaleej Training & Education Co.	180,447	937,002
	Al Masane Al Kobra Mining Co.	92,221	1,295,860
	Al Moammar Information Systems Co.	65,812	2,386,513
*	Al Rajhi Co. for Co-operative Insurance	4,591	182,147
*	Al Yamamah Steel Industries Co.	76,456	428,462
*	AlAbdullatif Industrial Investment Co.	119,086	456,809
	Alamar Foods	28,647	1,016,526
	Alandalus Property Co.	194,116	1,089,203
	Alaseel Co.	479,940	548,097
*	Al-Baha Development & Investment Co.	5,708,600	212,946
	Aldrees Petroleum & Transport Services Co.	127,998	4,017,505
*	Al-Etihad Cooperative Insurance Co.	73,201	390,040
*	AlJazira Takaful Ta’awuni Co.	115,236	440,819
	AlKhorayef Water & Power Technologies Co.	29,548	1,077,923
*	Allianz Saudi Fransi Cooperative Insurance Co.	129,675	555,679
	Almunajem Foods Co.	40,248	667,486
*	Alujain Corp.	82,243	830,280
*	Amana Cooperative Insurance Co.	47,955	135,319
	Amlak International Finance Co.	26,555	86,685
*	Anaam International Holding Group Co.	280,914	67,429
*	Arabia Insurance Cooperative Co.	94,706	318,403
	Arabian Cement Co.	185,419	1,540,461
	Arabian Centres Co. Ltd.	354,997	1,898,142
	Arabian Contracting Services Co.	43,611	2,344,656
*	Arabian Pipes Co.	16,683	428,191
*	Arabian Shield Cooperative Insurance Co.	53,274	260,749
	Arriyadh Development Co.	295,210	1,575,126
	Astra Industrial Group	150,962	3,664,023
	Ataa Educational Co.	30,082	493,825
	Baazeem Trading Co.	9,007	135,770
*	Bank Al-Jazira	1,426,073	6,222,820

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Basic Chemical Industries Ltd.	40,220	$320,866
*	Batic Investments & Logistic Co.	369,133	181,136
	Bawan Co.	90,760	779,904
	BinDawood Holding Co.	510,295	821,250
*	Buruj Cooperative Insurance Co.	48,801	249,484
*	Chubb Arabia Cooperative Insurance Co.	40,251	200,196
	City Cement Co.	252,917	1,173,823
	Co. for Cooperative Insurance	241,112	7,765,292
	Dallah Healthcare Co.	120,222	4,743,136
*	Dar Al Arkan Real Estate Development Co.	1,733,568	6,981,333
*	Dur Hospitality Co.	117,535	743,472
	East Pipes Integrated Co. for Industry	21,387	355,983
	Eastern Province Cement Co.	116,026	1,142,937
	Electrical Industries Co.	1,772,460	994,064
*	Emaar Economic City	1,257,090	2,452,136
*	Fawaz Abdulaziz Al Hokair & Co., Class C	140,758	728,714
	Fitaihi Holding Group	510,587	384,146
*	Gulf General Cooperative Insurance Co.	84,715	162,248
	Gulf Insurance Group	65,482	512,480
*	Gulf Union Cooperative Insurance Co.	50,220	169,562
	Hail Cement Co.	156,364	475,364
*	Halwani Brothers Co.	6,135	72,013
	Herfy Food Services Co.	68,286	544,485
*	Jazan Energy & Development Co.	90,932	314,325
	L’Azurde Co. for Jewelry	83,263	270,931
	Leejam Sports Co. JSC	78,537	3,216,494
	Maharah Human Resources Co.	95,109	1,639,363
*	Malath Cooperative Insurance Co.	84,556	410,277
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	166,290	590,741
*	Methanol Chemicals Co.	131,270	648,707
*	Middle East Healthcare Co.	110,503	2,033,191
	Middle East Paper Co.	122,352	893,942
*	Middle East Specialized Cables Co.	50,327	214,972
	Mobile Telecommunications Co. Saudi Arabia	1,467,319	5,401,938
	Najran Cement Co.	268,731	763,957
*	Nama Chemicals Co.	39,377	315,648
	Naseej International Trading Co.	9,376	98,875
*	National Agriculture Development Co.	185,327	2,262,737
	National Co. for Glass Industries	63,808	528,979
	National Co. for Learning & Education	41,585	1,092,797
	National Gas & Industrialization Co.	116,492	1,801,027
*	National Gypsum	51,252	275,506
*	National Industrialization Co., Class C	1,038,732	3,219,242
	National Medical Care Co.	83,989	2,745,255
*	National Metal Manufacturing & Casting Co.	19,775	83,945
	Nayifat Finance Co.	110,357	380,992
	Northern Region Cement Co.	342,144	934,625
	Qassim Cement Co.	70,809	1,185,488
*	Raydan Food Co.	24,476	157,875
	Saudi Airlines Catering Co.	151,169	4,208,651
*	Saudi Arabian Amiantit Co.	6,257	62,506
*	Saudi Arabian Cooperative Insurance Co.	21,323	71,330
	Saudi Automotive Services Co.	117,378	1,784,061
	Saudi Cement Co.	253,076	3,352,362
	Saudi Ceramic Co.	124,572	791,085
	Saudi Chemical Co. Holding	1,617,370	1,725,178
*	Saudi Co. For Hardware CJSC	3,324	23,609
*	Saudi Ground Services Co.	303,679	2,360,481
*	Saudi Industrial Development Co.	23,922	64,819

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Industrial Investment Group	9,992	$63,911
	Saudi Industrial Services Co.	127,131	852,779
	Saudi Investment Bank	230,565	903,780
	Saudi Marketing Co.	67,912	362,043
*	Saudi Paper Manufacturing Co.	67,752	662,096
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	171,434	1,358,865
*	Saudi Printing & Packaging Co., Class C	81,990	305,961
*	Saudi Public Transport Co.	248,132	1,073,874
*	Saudi Real Estate Co.	493,378	1,573,909
*	Saudi Reinsurance Co.	192,614	884,880
*	Saudi Research & Media Group	97,521	3,664,203
*	Saudi Vitrified Clay Pipe Co. Ltd.	18,151	193,675
	Saudia Dairy & Foodstuff Co.	49,883	3,988,583
	Savola Group	51,934	504,043
*	Scientific & Medical Equipment House Co.	13,112	144,628
*	Seera Group Holding	565,462	3,555,814
	SHL Finance Co.	37,569	180,282
*	Sinad Holding Co.	200,840	545,922
	Southern Province Cement Co.	174,170	1,890,579
*	Tabuk Agriculture	51,454	190,163
*	Tabuk Cement Co.	166,422	645,263
*	Takween Advanced Industries Co.	53,384	187,197
	Tanmiah Food Co.	12,034	279,109
	Theeb Rent A Car Co.	68,167	1,109,555
*	Umm Al-Qura Cement Co.	88,761	355,153
	United Electronics Co.	143,822	3,071,591
	United International Transportation Co.	124,963	2,241,661
	United Wire Factories Co.	45,475	296,223
*	Walaa Cooperative Insurance Co.	159,591	742,461
*	Wataniya Insurance Co.	49,099	209,863
	Yamama Cement Co.	382,705	2,959,495
	Yanbu Cement Co.	262,521	2,257,893
	Zahrat Al Waha For Trading Co., Class C	31,564	269,133
*	Zamil Industrial Investment Co.	123,209	657,959

TOTAL SAUDI ARABIA			163,324,384

SINGAPORE — (0.0%)
* ††	Tech-Pro, Inc.	43,862,000	0

SOUTH AFRICA — (2.7%)
	Adcock Ingram Holdings Ltd.	173,494	504,076
	Advtech Ltd.	2,578,964	2,936,996
	AECI Ltd.	320,502	1,899,653
	African Rainbow Minerals Ltd.	299,318	2,466,789
	Afrimat Ltd.	227,419	635,132
	Alexander Forbes Group Holdings Ltd.	1,437,620	492,746
	Altron Ltd., Class A	829,938	380,505
	Astral Foods Ltd.	109,928	862,259
	AVI Ltd.	992,267	3,710,093
	Barloworld Ltd.	600,452	2,530,177
*	Blue Label Telecoms Ltd.	1,181,745	205,551
*	Brait PLC	2,378,482	310,534
	Cashbuild Ltd.	50,175	414,954
	Caxton & CTP Publishers & Printers Ltd.	343,385	200,281
	City Lodge Hotels Ltd.	1,058,420	238,093
	Coronation Fund Managers Ltd.	573,116	929,286
	Curro Holdings Ltd.	399,634	217,865
	DataTec Ltd.	1,898,804	3,594,776
Ω	Dis-Chem Pharmacies Ltd.	1,065,344	1,395,846

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	DRDGOLD Ltd.	1,386,609	$1,216,409
	Famous Brands Ltd.	198,212	610,411
#	Foschini Group Ltd.	896,107	4,847,327
	Grindrod Ltd.	1,626,252	946,607
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,802,955	8,095,268
	Hudaco Industries Ltd.	103,703	859,690
	Italtile Ltd.	928,768	573,486
	JSE Ltd.	251,093	1,194,181
*	KAP Ltd.	6,907,202	827,416
*	Lesaka Technologies, Inc.	776	3,545
	Lewis Group Ltd.	365,127	760,061
	Life Healthcare Group Holdings Ltd.	3,961,630	3,948,533
	Merafe Resources Ltd.	3,205,125	200,830
*	Metair Investments Ltd.	574,445	454,435
#	MiX Telematics Ltd.	37,895	7,739
	MiX Telematics Ltd., Sponsored ADR	27,358	138,979
	Momentum Metropolitan Holdings	3,489,911	3,929,865
	Motus Holdings Ltd.	391,698	1,945,690
	Mpact Ltd.	651,431	980,305
	Mr Price Group Ltd.	693,320	5,012,907
*	MultiChoice Group	414,901	1,553,082
	Netcare Ltd.	3,573,872	2,476,980
	Ninety One Ltd.	564,251	1,102,869
	Northam Platinum Holdings Ltd.	76,106	459,838
	Oceana Group Ltd.	256,970	954,767
	Omnia Holdings Ltd.	646,997	2,009,999
	Pick n Pay Stores Ltd.	1,008,415	1,352,223
*	PPC Ltd.	3,593,192	537,144
	PSG Financial Services Ltd.	1,798,321	1,396,572
	Raubex Group Ltd.	649,884	851,136
*	RCL Foods Ltd.	535,302	235,884
	Reunert Ltd.	598,725	1,887,671
	RFG Holdings Ltd.	343,641	193,710
	Santam Ltd.	141,557	2,077,795
	Sappi Ltd.	1,655,922	3,485,338
*	Southern Sun Ltd.	92,144	23,112
#	SPAR Group Ltd.	545,483	3,293,760
	Spur Corp. Ltd.	216,642	313,474
	Sun International Ltd.	802,125	1,614,230
	Super Group Ltd.	1,609,612	2,746,585
*	Telkom SA SOC Ltd.	802,659	940,478
	Thungela Resources Ltd.	258,849	2,311,366
	Tiger Brands Ltd.	396,132	3,667,446
#	Transaction Capital Ltd.	1,531,274	397,938
*	Trencor Ltd.	903,601	343,190
	Truworths International Ltd.	992,642	4,025,464
	Tsogo Sun Limited	1,361,429	882,656
*	Wilson Bayly Holmes-Ovcon Ltd.	216,345	1,370,384
*	Zeda Ltd.	519,901	299,920

TOTAL SOUTH AFRICA			103,284,307

SOUTH KOREA — (10.7%)
*	3S Korea Co. Ltd.	154,715	240,698
	ABco Electronics Co. Ltd.	34,238	354,619
# *	ABLBio, Inc.	75,501	892,585
	Able C&C Co. Ltd.	1,711	10,501
# *	Abpro Bio Co. Ltd.	630,240	252,964
*	Ace Technologies Corp.	48,487	63,069
*	ADTechnology Co. Ltd.	32,888	545,615

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Advanced Nano Products Co. Ltd.	26,011	$2,315,006
	Advanced Process Systems Corp.	37,400	452,749
	Aekyung Chemical Co. Ltd.	21,094	170,258
	Aekyung Industrial Co. Ltd.	21,735	364,991
	AfreecaTV Co. Ltd.	27,378	1,363,248
*	Agabang&Company	67,415	181,278
#	Ahnlab, Inc.	20,292	965,407
*	Ajin Industrial Co. Ltd.	88,562	262,921
*	AJU Steel Co. Ltd.	1,840	8,709
	AK Holdings, Inc.	13,576	175,575
*	ALUKO Co. Ltd.	165,011	331,752
# *	Amicogen, Inc.	47,647	447,860
*	Aminologics Co. Ltd.	208,483	179,408
*	Amo Greentech Co. Ltd.	25,182	210,452
*	Amotech Co. Ltd.	37,147	194,655
*	Anam Electronics Co. Ltd.	186,008	238,543
# *	Ananti, Inc.	209,378	1,033,901
*	Anterogen Co. Ltd.	18,586	176,262
*	APRO Co. Ltd.	10,152	91,516
*	Aprogen Biologics	813,427	196,726
*	Aprogen, Inc.	268,248	181,545
*	APS, Inc.	44,932	198,322
*	APTC Co. Ltd.	43,343	417,174
* ††	Arion Technology, Inc.	51,658	0
	Asia Cement Co. Ltd.	54,970	422,456
	ASIA Holdings Co. Ltd.	3,528	447,035
	Asia Pacific Satellite, Inc.	19,738	175,754
	Asia Paper Manufacturing Co. Ltd.	16,637	483,911
*	Asiana Airlines, Inc.	82,372	681,253
*	ASTORY Co. Ltd.	6,845	63,553
	Atinum Investment Co. Ltd.	122,830	231,546
	Avaco Co. Ltd.	35,579	372,935
*	Avatec Co. Ltd.	7,666	72,934
	Baiksan Co. Ltd.	51,917	321,325
*	Barunson Entertainment & Arts Corp.	89,960	41,004
*	Beno Tnr, Inc.	30,948	90,147
	BGF Co. Ltd.	103,379	254,716
	BGFecomaterials Co. Ltd.	82,075	234,391
#	BH Co. Ltd.	84,813	1,181,831
*	BHI Co. Ltd.	39,293	201,502
# *	Binex Co. Ltd.	87,903	482,805
	Binggrae Co. Ltd.	14,995	608,436
*	Biodyne Co. Ltd.	8,207	286,576
# *	Bioneer Corp.	67,535	1,591,728
*	Biosolution Co. Ltd.	2,671	21,134
*	Biotoxtech Co. Ltd.	34,878	148,837
	BIT Computer Co. Ltd.	29,596	106,813
# *	BNC Korea Co. Ltd.	162,737	377,761
	Boditech Med, Inc.	46,262	563,442
#	BoKwang Industry Co. Ltd.	47,681	178,959
	Bookook Securities Co. Ltd.	11,124	173,870
#	Boryung	107,363	717,485
*	Bosung Power Technology Co. Ltd.	153,092	308,723
	Brand X Co. Ltd.	13,892	43,534
*	Bridge Biotherapeutics, Inc.	3,528	9,149
* ††	Bucket Studio Co. Ltd.	55,178	17,650
*	Bukwang Pharmaceutical Co. Ltd.	163,821	690,945
*	BusinessOn Communication Co. Ltd.	7,076	77,222
	BYC Co. Ltd.	1,007	272,290

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Byucksan Corp.	139,530	$331,633
	C&C International Corp.	1,936	83,833
# *	Cafe24 Corp.	42,602	392,467
*	CammSys Corp.	198,279	193,044
*	Cellumed Co. Ltd.	54,302	99,317
# *	Chabiotech Co. Ltd.	32,158	384,083
	Chemtronics Co. Ltd.	39,956	550,519
*	Chemtros Co. Ltd.	53,634	207,843
	Cheryong Electric Co. Ltd.	38,769	604,964
*	ChinHung International, Inc.	225,900	192,263
	Chinyang Holdings Corp.	45,978	107,843
	Chips&Media, Inc.	18,591	471,446
*	Choil Aluminum Co. Ltd.	240,574	359,802
*	Chokwang Leather Co. Ltd.	607	22,313
	Chong Kun Dang Pharmaceutical Corp.	20,308	1,427,005
	Chongkundang Holdings Corp.	11,961	456,112
	Choong Ang Vaccine Laboratory	21,922	168,543
* ††	Chorokbaem Media Co. Ltd.	49,739	149,156
	Chosun Refractories Co. Ltd.	18,242	247,444
#	Chunbo Co. Ltd.	4,060	298,935
*	CJ Bioscience, Inc.	259	2,445
*	CJ CGV Co. Ltd.	125,808	478,422
*	CJ ENM Co. Ltd.	32,674	1,263,546
	CJ Freshway Corp.	19,056	296,104
	CJ Logistics Corp.	18,162	1,021,096
*	CJ Seafood Corp.	332	642
*	CKD Bio Corp.	10,942	160,842
#	Classys, Inc.	41,875	1,023,070
	CLIO Cosmetics Co. Ltd.	13,245	272,455
*	CMG Pharmaceutical Co. Ltd.	327,955	501,124
*	CoAsia Corp.	3,644	15,722
*	Com2uS Holdings Corp.	13,428	237,959
	Com2uSCorp.	26,297	820,337
*	ContentreeJoongAng Corp.	19,169	163,885
*	Coreana Cosmetics Co. Ltd.	87,448	206,733
*	Corentec Co. Ltd.	17,931	140,084
# *	Cosmax, Inc.	27,708	2,785,884
*	Cosmecca Korea Co. Ltd.	16,670	445,450
# *	Cosmochemical Co. Ltd.	50,450	1,177,627
#	COWELL FASHION Co. Ltd.	77,852	425,128
	Cowintech Co. Ltd.	15,381	334,525
	CR Holdings Co. Ltd.	37,887	170,560
# *	Creative & Innovative System	187,522	1,253,101
#	Creverse, Inc.	5,127	63,246
*	CrystalGenomics Invites Co. Ltd.	163,861	331,709
*	CS Bearing Co. Ltd.	21,387	143,312
*	CTC BIO, Inc.	74,245	520,948
	Cuckoo Holdings Co. Ltd.	26,747	336,277
#	Cuckoo Homesys Co. Ltd.	25,991	392,152
*	Curexo, Inc.	42,724	416,455
	Cymechs, Inc.	19,555	210,836
	D.I Corp.	83,231	396,790
*	DA Technology Co. Ltd.	39,677	87,515
	Dae Hwa Pharmaceutical Co. Ltd.	38,577	279,987
	Dae Won Kang Up Co. Ltd.	141,255	532,368
* ††	Dae Yu Co. Ltd.	4,904	3,134
*	Daea TI Co. Ltd.	236,199	534,923
*	Daebo Magnetic Co. Ltd.	9,347	178,966
*	Daechang Co. Ltd.	131,727	117,888

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daechang Forging Co. Ltd.	20,949	$92,742
	Daedong Corp.	53,430	488,338
	Daeduck Co. Ltd.	2,158	9,598
	Daeduck Electronics Co. Ltd.	113,503	1,690,259
	Daehan Flour Mill Co. Ltd.	3,306	298,656
	Daehan New Pharm Co. Ltd.	32,177	197,755
	Daehan Steel Co. Ltd.	34,780	334,999
*	Daeho AL Co. Ltd.	26,529	20,255
*	Dae-Il Corp.	74,654	284,016
#	Daejoo Electronic Materials Co. Ltd.	35,811	1,838,283
#	Daesang Corp.	81,947	1,208,161
	Daesang Holdings Co. Ltd.	46,079	225,172
	Daesung Energy Co. Ltd.	28,072	217,431
	Daesung Holdings Co. Ltd.	4,812	35,128
*	Daesung Industrial Co. Ltd.	72,040	202,356
*	Daesung Private Equity, Inc.	4,946	7,042
	Daewon Media Co. Ltd.	29,987	245,330
	Daewon Pharmaceutical Co. Ltd.	69,246	796,390
	Daewon San Up Co. Ltd.	17,780	71,436
*	Daewoo Engineering & Construction Co. Ltd.	90,980	265,431
	Daewoong Co. Ltd.	62,362	689,061
	Daewoong Pharmaceutical Co. Ltd.	13,972	1,036,561
* ††	Dahaam E-Tec Co. Ltd.	2,100	20,351
	Daihan Pharmaceutical Co. Ltd.	19,365	384,262
	Daishin Securities Co. Ltd.	112,901	1,171,839
# *	Danal Co. Ltd.	181,091	467,473
	Daol Investment & Securities Co. Ltd.	132,568	376,152
#	Daou Data Corp.	46,710	395,925
	Daou Technology, Inc.	91,181	1,103,657
*	Dasan Networks, Inc.	101,990	266,395
# *	Dawonsys Co. Ltd.	100,153	1,047,067
	DB Financial Investment Co. Ltd.	107,325	303,353
*	DB, Inc.	336,574	395,425
	DCM Corp.	4,798	38,455
*	Dentis Co. Ltd.	37,951	244,722
	Dentium Co. Ltd.	22,411	1,819,262
	Deutsch Motors, Inc.	93,981	342,056
# *	Devsisters Co. Ltd.	15,090	543,453
*	Dexter Studios Co. Ltd.	58,162	282,090
	DGB Financial Group, Inc.	585,612	3,410,741
	DI Dong Il Corp.	51,383	1,012,435
	Digital Daesung Co. Ltd.	54,516	227,969
	Digital Imaging Technology Co. Ltd., Class C	10,762	121,135
*	DIO Corp.	36,393	631,489
	Display Tech Co. Ltd.	29,586	108,547
*	DK Tech Co. Ltd.	9,051	53,510
	DL Construction Co. Ltd.	26,871	246,109
#	DL Holdings Co. Ltd.	40,824	1,285,706
* ††	DMOA Co. Ltd.	414,534	98,657
	DMS Co. Ltd.	65,444	265,836
	DN Automotive Corp.	2,066	121,201
	DNF Co. Ltd.	32,812	441,500
	Dohwa Engineering Co. Ltd.	49,605	282,529
	Dong Ah Tire & Rubber Co. Ltd.	15,897	136,010
	Dong-A Hwasung Co. Ltd.	7,271	38,665
	Dong-A Socio Holdings Co. Ltd.	10,582	781,198
	Dong-A ST Co. Ltd.	15,533	640,139
	Dong-Ah Geological Engineering Co. Ltd.	3,089	28,615
*	Dongbang Transport Logistics Co. Ltd.	86,581	116,724

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongil Industries Co. Ltd.	815	$29,799
#	Dongjin Semichem Co. Ltd.	54,642	1,219,590
	Dongkoo Bio & Pharma Co. Ltd.	21,999	78,033
#	DongKook Pharmaceutical Co. Ltd.	90,389	1,081,104
*	Dongkuk CM Co. Ltd.	5,257	26,870
	Dongkuk Holdings Co. Ltd.	38,947	248,890
	Dongkuk Industries Co. Ltd.	106,036	346,766
*	Dongkuk Steel Mill Co. Ltd.	108,638	850,413
# *	Dongkuk Structures & Construction Co. Ltd.	93,874	190,601
#	Dongsuh Cos., Inc.	14,928	190,873
	Dongsung Chemical Co. Ltd.	93,584	284,956
	Dongsung Finetec Co. Ltd.	66,416	559,684
# *	Dongwha Enterprise Co. Ltd.	17,954	823,557
	Dongwha Pharm Co. Ltd.	73,874	530,666
	Dongwon Development Co. Ltd.	124,021	292,622
	Dongwon F&B Co. Ltd.	23,875	515,118
	Dongwon Industries Co. Ltd.	1,014	22,462
#	Dongwon Systems Corp.	19,024	399,982
*	Dongwoon Anatech Co. Ltd.	28,356	332,043
	Dongyang E&P, Inc.	19,653	269,231
*	Dongyang Steel Pipe Co. Ltd.	298,877	162,903
	Doosan Co. Ltd.	21,089	1,163,502
# *	Doosan Fuel Cell Co. Ltd.	114,875	1,402,286
#	Doosan Tesna, Inc.	20,410	680,888
	DoubleUGames Co. Ltd.	35,018	1,074,494
#	Douzone Bizon Co. Ltd.	40,546	822,299
*	Dream Security Co. Ltd.	88,257	201,602
	Dreamtech Co. Ltd.	100,119	774,508
# *	DRTECH Corp.	183,856	515,651
*	DSK Co. Ltd.	6,892	25,508
*	Duck Yang Industry Co. Ltd.	51,906	161,465
	Duckshin Housing Co. Ltd.	75,827	105,133
# *	Duk San Neolux Co. Ltd.	38,011	1,090,361
*	Duksan Hi-Metal Co. Ltd.	38,100	169,771
*	Duksan Techopia Co. Ltd.	16,169	223,036
	Duksung Co. Ltd.	2,357	8,927
	DY Corp.	62,461	253,581
	DY POWER Corp.	24,026	208,521
	DYPNF Co. Ltd.	5,500	75,144
* ††	E Investment&Development Co. Ltd.	74,253	57,399
	E1 Corp.	13,023	566,964
	Easy Bio, Inc.	87,948	204,332
#	Easy Holdings Co. Ltd.	119,072	227,428
	Echo Marketing, Inc.	50,352	374,090
*	Eco&Dream Co. Ltd.	19,773	280,288
	Ecoplastic Corp.	63,236	239,929
#	Ecopro HN Co. Ltd.	33,131	1,419,393
	e-Credible Co. Ltd.	6,468	66,181
*	EG Corp.	21,760	168,703
* ††	Ehwa Technologies Information Co. Ltd.	455,538	227,339
	Elentec Co. Ltd.	47,311	299,671
*	EMKOREA Co. Ltd.	113,508	186,084
	EMRO, Inc.	12,522	513,462
#	EM-Tech Co. Ltd.	42,707	1,573,945
*	Enchem Co. Ltd.	18,629	718,647
#	ENF Technology Co. Ltd.	36,612	511,291
#	Eo Technics Co. Ltd.	31,038	3,218,885
*	ESTsoft Corp.	18,919	185,954
*	E-TRON Co. Ltd.	1,594,702	236,156

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Eubiologics Co. Ltd.	76,572	$543,979
#	Eugene Corp.	163,463	396,826
	Eugene Investment & Securities Co. Ltd.	243,208	727,433
#	Eugene Technology Co. Ltd.	48,507	1,375,765
	Eusu Holdings Co. Ltd.	53,919	239,720
*	Eutilex Co. Ltd.	42,134	74,207
*	EV Advanced Material Co. Ltd.	130,754	307,336
*	Exem Co. Ltd.	166,622	249,105
	Exicon Co. Ltd.	11,282	102,758
	F&F Holdings Co. Ltd.	5,197	60,644
	FarmStory Co. Ltd.	207,000	249,590
	Fasoo Co. Ltd.	3,294	15,631
#	Fine Semitech Corp.	39,942	517,402
*	Firstec Co. Ltd.	96,567	238,803
*	Flask Co. Ltd.	90,446	81,335
#	Foosung Co. Ltd.	168,123	1,247,870
	Fursys, Inc.	12,182	262,076
*	FutureChem Co. Ltd.	9,585	59,712
	Gabia, Inc.	43,120	465,904
*	GAEASOFT	28,220	124,799
	Galaxia Moneytree Co. Ltd.	61,913	197,383
*	GAMSUNG Corp. Co. Ltd.	182,717	515,483
	Gaon Cable Co. Ltd.	3,241	38,208
#	GC Cell Corp.	24,068	516,410
# *	GemVax & Kael Co. Ltd.	35,492	374,133
	Gemvaxlink Co. Ltd.	194,256	146,102
	Gencurix, Inc.	2,515	8,283
*	GeneOne Life Science, Inc.	214,850	451,225
# *	Genexine, Inc.	98,031	573,014
*	Genie Music Corp.	39,828	85,784
*	Genome & Co.	12,930	109,444
*	Genomictree, Inc.	30,768	330,132
	Geumhwa PSC Co. Ltd.	6,842	130,716
*	Giantstep, Inc.	19,630	131,521
*	Gigalane Co. Ltd.	163,449	145,425
	Global Standard Technology Co. Ltd.	16,924	254,783
*	Global Tax Free Co. Ltd.	93,886	387,604
#	GOLFZON Co. Ltd.	13,009	840,398
	Golfzon Newdin Holdings Co. Ltd.	68,106	185,219
# * ††	Good People Co. Ltd.	112,659	7,841
	Gradiant Corp.	33,379	267,185
# *	Grand Korea Leisure Co. Ltd.	96,422	1,115,866
	Green Chemical Co. Ltd.	12,366	53,295
#	Green Cross Corp.	15,863	1,130,682
#	Green Cross Holdings Corp.	81,133	814,663
	GS Engineering & Construction Corp.	202,780	1,984,790
*	GS Global Corp.	133,558	221,451
	Gwangju Shinsegae Co. Ltd.	9,662	215,541
	HAESUNG DS Co. Ltd.	39,467	1,298,616
	Haesung Industrial Co. Ltd.	14,187	74,861
	Han Kuk Carbon Co. Ltd.	101,139	855,701
#	Hana Materials, Inc.	21,077	744,583
#	Hana Micron, Inc.	104,922	1,906,731
	Hana Pharm Co. Ltd.	2,755	27,471
*	Hana Technology Co. Ltd.	15,865	773,228
# *	Hanall Biopharma Co. Ltd.	64,871	1,407,104
*	Hancom, Inc.	48,360	419,998
	Handok, Inc.	26,292	226,135
	Handsome Co. Ltd.	45,295	626,250

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Hanil Cement Co. Ltd.	39,603	$358,090
	Hanil Holdings Co. Ltd.	42,979	351,848
	Hanil Hyundai Cement Co. Ltd.	8,926	97,570
	Hanjin Transportation Co. Ltd.	24,703	346,306
*	Hankook Cosmetics Co. Ltd.	2,124	10,803
	Hankook Shell Oil Co. Ltd.	2,503	424,633
	HanmiGlobal Co. Ltd.	23,691	383,406
	Hannong Chemicals, Inc.	22,149	168,638
#	Hansae Co. Ltd.	46,542	790,810
	Hansae Yes24 Holdings Co. Ltd.	9,629	33,793
	Hanshin Machinery Co.	91,455	275,153
	Hansol Holdings Co. Ltd.	98,877	194,541
*	Hansol IONES Co. Ltd.	71,025	439,733
	Hansol Paper Co. Ltd.	48,916	362,169
	Hansol Technics Co. Ltd.	83,619	372,498
#	Hanssem Co. Ltd.	10,773	391,295
*	Hansung Cleantech Co. Ltd.	111,656	191,368
*	Hanwha Galleria Corp.	309,287	231,479
*	Hanwha General Insurance Co. Ltd.	189,206	581,876
*	Hanwha Investment & Securities Co. Ltd.	386,884	660,091
*	Hanyang Digitech Co. Ltd.	10,693	97,892
	Hanyang Eng Co. Ltd.	36,442	380,145
	Hanyang Securities Co. Ltd.	27,737	190,755
	Harim Co. Ltd.	152,048	312,136
	Harim Holdings Co. Ltd.	147,068	721,947
	HB SOLUTION Co. Ltd.	110,496	388,501
	HB Technology Co. Ltd.	174,261	308,932
	HD Hyundai Construction Equipment Co. Ltd.	41,128	1,357,489
	HD Hyundai Electric Co. Ltd.	48,457	2,696,885
	HD Hyundai Energy Solutions Co. Ltd.	16,324	264,849
	HDC Holdings Co. Ltd.	44,038	202,398
	HDC Hyundai Development Co-Engineering & Construction, Class E	106,828	922,562
	HDC Hyundai Engineering Plastics Co. Ltd.	10,107	30,479
	Hecto Financial Co. Ltd.	8,753	90,920
	Hecto Innovation Co. Ltd.	25,753	247,334
	Heerim Architects & Planners	19,190	115,290
# *	Helixmith Co. Ltd.	115,106	347,844
*	Heungkuk Fire & Marine Insurance Co. Ltd.	42,678	96,547
# *	HFR, Inc.	24,379	333,822
#	Hite Jinro Co. Ltd.	95,659	1,507,529
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	90,531	194,960
*	HJ Shipbuilding & Construction Co. Ltd.	79,625	198,053
#	HK inno N Corp.	27,102	869,541
	HL Holdings Corp.	18,795	444,006
*	HLB Biostep Co. Ltd.	109,299	203,687
*	HLB Global Co. Ltd.	75,129	194,687
# *	HLB Life Science Co. Ltd.	145,067	960,230
*	HLB PANAGENE Co. Ltd.	66,604	177,024
*	Hlb Pharma Ceutical Co. Ltd.	12,329	109,453
*	HLB Therapeutics Co. Ltd.	182,312	499,628
	Home Center Holdings Co. Ltd.	233,830	187,678
*	Homecast Co. Ltd.	100,408	352,915
	HS Industries Co. Ltd.	98,748	257,034
*	HSD Engine Co. Ltd.	128,636	731,661
# *	Hugel, Inc.	10,882	1,148,077
# *	Humasis Co. Ltd.	143,067	213,144
*	Humax Co. Ltd.	72,222	147,987
	Humedix Co. Ltd.	20,261	512,956
	Huons Co. Ltd.	30,307	910,095

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Global Co. Ltd.	20,990	$312,424
	Husteel Co. Ltd.	49,113	166,949
*	Huvis Corp.	24,268	76,281
	Huvitz Co. Ltd.	34,081	367,058
	Hwa Shin Co. Ltd.	51,695	387,613
*	Hwail Pharm Co. Ltd.	130,066	192,264
	Hwangkum Steel & Technology Co. Ltd.	26,421	135,256
	Hwaseung Enterprise Co. Ltd.	57,409	358,433
	HwaSung Industrial Co. Ltd.	2,331	16,841
	Hy-Lok Corp.	25,144	441,694
	Hyosung Advanced Materials Corp., Class C	4,356	1,155,188
#	Hyosung Corp.	26,240	1,147,688
*	Hyosung Heavy Industries Corp.	13,740	1,742,740
	Hyosung TNC Corp.	7,382	1,956,536
*	Hyulim ROBOT Co. Ltd.	400,177	360,668
	Hyundai Bioland Co. Ltd.	33,411	231,493
	Hyundai BNG Steel Co. Ltd.	31,868	334,767
	Hyundai Corp.	21,340	279,360
	Hyundai Department Store Co. Ltd.	46,479	1,840,779
#	Hyundai Elevator Co. Ltd.	35,937	1,150,713
	Hyundai Ezwel Co. Ltd.	68,014	312,183
	Hyundai Futurenet Co. Ltd.	99,460	238,584
	Hyundai GF Holdings	307,547	794,068
*	Hyundai Green Food	7,889	66,221
	Hyundai Home Shopping Network Corp.	19,930	612,366
*	Hyundai Livart Furniture Co. Ltd.	37,796	223,414
	Hyundai Motor Securities Co. Ltd.	56,759	343,632
	Hyundai Pharmaceutical Co. Ltd.	80,385	236,903
	Hyundai Wia Corp.	47,615	1,982,103
	HyVision System, Inc.	41,577	572,370
	i3system, Inc.	16,948	336,366
*	iA, Inc.	880,017	254,953
	ICD Co. Ltd.	40,757	210,448
*	Icure Pharm, Inc.	13,451	18,002
*	Il Dong Pharmaceutical Co. Ltd.	36,670	438,036
	Iljin Diamond Co. Ltd.	3,684	32,722
	Iljin Electric Co. Ltd.	62,223	578,794
	Iljin Holdings Co. Ltd.	66,086	179,001
	Iljin Power Co. Ltd.	28,946	220,591
	Ilshin Spinning Co. Ltd.	45,154	287,146
	Ilsung Pharmaceuticals Co. Ltd.	20,685	299,615
	Ilyang Pharmaceutical Co. Ltd.	40,857	413,779
	iMarketKorea, Inc.	56,029	324,679
	InBody Co. Ltd.	39,563	633,341
	Incross Co. Ltd.	24,583	179,071
*	Infinitt Healthcare Co. Ltd.	25,920	93,250
	Innocean Worldwide, Inc.	29,568	956,952
*	Innometry Co. Ltd.	2,228	16,998
	InnoWireless Co. Ltd.	19,517	315,965
#	Innox Advanced Materials Co. Ltd.	42,455	842,493
*	Innox Corp.	2,000	29,749
*	Inscobee, Inc.	286,035	248,863
# *	Insun ENT Co. Ltd.	107,394	570,342
*	Insung Information Co. Ltd.	70,630	119,770
#	Intellian Technologies, Inc.	21,427	1,123,976
	Intelligent Digital Integrated Security Co. Ltd.	23,189	358,231
*	Interflex Co. Ltd.	40,524	288,814
	Interojo Co. Ltd.	31,618	718,735
#	INTOPS Co. Ltd.	38,974	692,068

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	iNtRON Biotechnology, Inc.	82,171	$380,146
	Inzi Controls Co. Ltd.	7,211	39,703
# *	IS Dongseo Co. Ltd.	50,489	943,248
#	ISC Co. Ltd.	32,562	1,680,998
	i-SENS, Inc.	71,954	1,226,974
*	ISU Abxis Co. Ltd.	303	1,272
	ISU Chemical Co. Ltd.	51,301	452,845
*	ISU Specialty Chemical	11,891	1,013,614
	IsuPetasys Co. Ltd.	117,749	1,903,326
*	ITEK, Inc.	37,024	196,371
# *	ITM Semiconductor Co. Ltd.	6,803	100,894
*	Jahwa Electronics Co. Ltd.	38,252	598,789
	JASTECH Ltd.	16,616	92,899
#	JB Financial Group Co. Ltd.	318,081	2,379,264
	JC Chemical Co. Ltd.	34,668	171,836
	Jeil Pharmaceutical Co. Ltd.	9,855	109,409
*	Jeisys Medical, Inc.	144,955	1,131,579
*	Jeju Air Co. Ltd.	88,222	691,707
*	Jeju Semiconductor Corp.	98,093	290,403
*	Jin Air Co. Ltd.	57,394	477,179
	Jinsung T.E.C.	36,955	263,414
	JLS Co. Ltd.	30,368	161,065
	JNK Heaters Co. Ltd.	62,635	234,459
*	JNTC Co. Ltd.	14,352	113,250
*	JoyCity Corp.	102,173	179,140
#	Jusung Engineering Co. Ltd.	117,736	2,153,172
	JVM Co. Ltd.	18,939	366,083
	JW Holdings Corp.	185,773	452,985
	JW Life Science Corp.	28,941	269,090
	JW Pharmaceutical Corp.	50,601	983,668
*	JW Shinyak Corp.	88,693	147,136
# *	K Car Co. Ltd.	21,620	150,595
	Kangnam Jevisco Co. Ltd.	10,241	149,913
*	Kangstem Biotech Co. Ltd.	65,026	65,593
	KAON Group Co. Ltd.	45,623	198,184
	KC Co. Ltd.	27,573	310,610
	KC Tech Co. Ltd.	37,495	529,194
	KCC Glass Corp.	30,162	906,028
	KCTC	25,319	73,215
	KEC Corp.	456,631	424,629
*	Kencoa Aerospace Co.	21,517	175,606
	KEPCO Plant Service & Engineering Co. Ltd.	65,626	1,587,839
*	KEYEAST Co. Ltd.	43,850	201,162
	KG Chemical Corp.	81,920	368,067
#	KG Dongbusteel	15,589	81,702
	KG Eco Technology Service Co. Ltd.	62,240	515,462
* ††	KG Mobility Co.	51,059	277,488
#	Kginicis Co. Ltd.	53,448	410,248
	KGMobilians Co. Ltd.	57,542	203,252
#	KH Vatec Co. Ltd.	58,229	622,775
*	Kib Plug Energy	547,931	332,224
	KidariStudio, Inc.	28,757	85,585
	KINX, Inc.	11,074	699,467
	KISCO Corp.	60,091	273,546
	KISCO Holdings Co. Ltd.	31,963	493,046
	KISWIRE Ltd.	40,005	560,213
# *	KMW Co. Ltd.	73,575	546,875
*	KNJ Co. Ltd.	16,518	197,025
*	KNW Co. Ltd.	16,985	97,917

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KoBioLabs, Inc.	21,173	$110,384
#	Koentec Co. Ltd.	82,232	439,143
#	Koh Young Technology, Inc.	201,764	1,653,440
#	Kolmar BNH Co. Ltd.	37,255	454,149
	Kolmar Korea Co. Ltd.	48,179	1,915,853
	Kolmar Korea Holdings Co. Ltd.	60,369	300,459
	Kolon Corp.	21,066	248,107
	Kolon Global Corp.	2,895	27,343
	Kolon Industries, Inc.	59,622	1,925,986
*	Kolon Life Science, Inc.	3,090	61,262
	Kolon Plastic, Inc.	49,059	279,469
	KoMiCo Ltd.	21,663	711,347
*	KONA I Co. Ltd.	21,596	287,171
	Korea Alcohol Industrial Co. Ltd.	47,508	359,072
	Korea Asset In Trust Co. Ltd.	200,350	479,084
	Korea Cast Iron Pipe Industries Co. Ltd.	31,881	148,082
*	Korea Circuit Co. Ltd.	42,486	428,538
	Korea Electric Terminal Co. Ltd.	21,069	985,361
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	322,625
	Korea Export Packaging Industrial Co. Ltd.	56,210	112,428
# *	Korea Information & Communications Co. Ltd.	36,899	231,258
	Korea Information Certificate Authority, Inc.	8,199	25,864
*	Korea Line Corp.	534,830	663,179
	Korea Movenex Co. Ltd.	71,212	471,366
#	Korea Petrochemical Ind Co. Ltd.	11,127	1,314,402
	Korea Real Estate Investment & Trust Co. Ltd.	493,546	427,120
	Korea United Pharm, Inc.	35,429	612,842
	Korean Reinsurance Co.	313,578	2,062,538
	Kortek Corp.	30,958	156,477
*	KOSES Co. Ltd.	22,051	142,747
	Kossen Co. Ltd.	30,326	99,114
*	KPS Corp.	14,925	67,330
	KPX Chemical Co. Ltd.	5,845	184,040
	KSIGN Co. Ltd.	102,800	92,835
	KSS LINE Ltd.	53,011	309,294
*	Kt alpha Co. Ltd.	48,777	194,898
	KT Skylife Co. Ltd.	65,611	286,521
	KTCS Corp.	108,800	286,562
	Kukdo Chemical Co. Ltd.	6,478	187,669
	Kukdong Oil & Chemicals Co. Ltd.	39,533	153,933
* ††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	84,725
*	Kukjeon Pharmaceutical Co. Ltd.	20,770	90,426
*	Kumho HT, Inc.	255,774	123,348
# *	Kumho Tire Co., Inc.	370,177	1,153,231
	KUMHOE&C Co. Ltd.	60,792	227,793
	Kumkang Kind Co. Ltd.	52,507	207,702
	Kwang Dong Pharmaceutical Co. Ltd.	142,897	781,679
	Kwang Myung Electric Co. Ltd.	36,134	55,724
	KX Innovation Co. Ltd.	69,335	238,241
	Kyeryong Construction Industrial Co. Ltd.	21,408	200,308
	Kyobo Securities Co. Ltd.	58,656	211,377
	Kyongbo Pharmaceutical Co. Ltd.	36,171	170,028
	Kyung Dong Navien Co. Ltd.	24,721	878,949
	Kyungbang Co. Ltd.	29,011	171,336
	KyungDong City Gas Co. Ltd.	13,575	194,039
	KyungDong Invest Co. Ltd.	1,286	71,671
	Kyungdong Pharm Co. Ltd.	57,017	266,374
	Kyung-In Synthetic Corp.	101,373	271,077
#	L&C Bio Co. Ltd.	34,106	716,929

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	LabGenomics Co. Ltd.	160,572	$390,620
# *	Lake Materials Co. Ltd.	115,339	969,849
	LaonPeople, Inc.	18,410	74,314
# *	LB Semicon, Inc.	114,801	503,588
	LEADCORP, Inc.	40,464	158,126
	Lee Ku Industrial Co. Ltd.	36,342	98,430
	LF Corp.	49,088	507,784
	LG HelloVision Co. Ltd.	105,600	259,927
	LIG Nex1 Co. Ltd.	22,364	1,446,555
	LOT Vacuum Co. Ltd.	42,497	642,300
	Lotte Chilsung Beverage Co. Ltd.	11,100	1,196,959
*	Lotte Data Communication Co.	6,698	138,883
#	LOTTE Fine Chemical Co. Ltd.	50,620	2,102,716
	LOTTE Himart Co. Ltd.	34,338	242,547
*	Lotte Non-Life Insurance Co. Ltd.	155,474	275,920
	Lotte Rental Co. Ltd.	20,440	389,817
#	Lotte Wellfood Co. Ltd.	7,901	667,722
	LS Cable & System Asia Ltd.	35,473	294,395
	LS Electric Co. Ltd.	20,934	995,841
	LS Marine Solution Co. Ltd.	48,109	355,036
*	LVMC Holdings	330,137	512,222
	LX Hausys Ltd.	18,750	531,994
	LX Holdings Corp.	51,193	256,050
#	LX International Corp.	87,810	1,621,679
	LX Semicon Co. Ltd.	28,944	1,546,029
	M.I.Tech Co. Ltd.	33,780	165,944
# *	M2N Co. Ltd.	43,168	94,188
	Macrogen, Inc.	8,522	101,933
	Maeil Dairies Co. Ltd.	4,652	155,978
	MAKUS, Inc.	1,297	8,397
	Mcnex Co. Ltd.	44,126	909,062
*	MDS Tech, Inc.	196,061	203,919
*	ME2ON Co. Ltd.	79,885	158,514
*	Medipost Co. Ltd.	45,154	233,571
#	Medytox, Inc.	13,502	2,065,627
	Meerecompany, Inc.	18,287	335,829
	MegaStudy Co. Ltd.	23,468	188,755
#	MegaStudyEdu Co. Ltd.	26,459	1,216,198
	META BIOMED Co. Ltd.	6,041	16,465
*	Mgame Corp.	53,290	237,644
	Mi Chang Oil Industrial Co. Ltd.	981	52,627
*	MiCo Ltd.	109,143	640,596
*	Mirae Asset Life Insurance Co. Ltd.	126,643	474,413
*	Mirae Asset Venture Investment Co. Ltd.	45,048	145,541
*	Mirae Corp.	38,736	86,628
	Miwon Chemicals Co. Ltd.	3,654	180,454
	Miwon Commercial Co. Ltd.	5,072	619,465
	Miwon Specialty Chemical Co. Ltd.	5,925	616,759
	MK Electron Co. Ltd.	61,246	492,581
#	MNTech Co. Ltd.	63,871	720,325
	Mobase Electronics Co. Ltd.	94,135	129,246
*	Mobile Appliance, Inc.	65,843	133,056
*	Modetour Network, Inc.	15,274	180,789
	Moorim P&P Co. Ltd.	60,100	136,433
	Motonic Corp.	36,595	222,778
	Motrex Co. Ltd.	46,392	492,275
*	mPlus Corp.	1,497	12,135
	MS Autotech Co. Ltd.	105,966	403,326
	Muhak Co. Ltd.	24,365	97,854

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Multicampus Co. Ltd.	7,724	$177,534
# *	Myoung Shin Industrial Co. Ltd.	94,118	1,100,363
*	N2tech Co. Ltd.	56,550	25,055
*	Naintech Co. Ltd.	64,149	153,660
	Namhae Chemical Corp.	72,723	382,871
*	Namsun Aluminum Co. Ltd.	308,560	439,209
*	Namuga Co. Ltd.	34,517	274,580
	Namyang Dairy Products Co. Ltd.	990	338,483
*	NanoenTek, Inc.	62,603	149,859
	Nasmedia Co. Ltd.	14,818	218,671
*	Nature & Environment Co. Ltd.	263,818	196,924
#	Nature Holdings Co. Ltd.	22,214	356,559
	NeoPharm Co. Ltd.	14,725	270,766
*	Neowiz	43,589	893,426
*	Neowiz Holdings Corp.	16,632	246,367
*	Nepes Ark Corp.	11,540	149,796
# *	NEPES Corp.	63,301	747,998
*	Neptune Co.	31,259	156,482
	New Power Plasma Co. Ltd.	23,890	86,849
	Nexen Corp.	108,320	313,910
	Nexen Tire Corp.	115,978	640,107
# *	Nexon Games Co. Ltd.	54,180	604,563
*	Next Entertainment World Co. Ltd.	58,362	176,361
	NEXTIN, Inc.	19,082	759,238
*	NHN Corp.	47,844	758,933
	NHN KCP Corp.	80,285	479,436
	NI Steel Co. Ltd.	22,719	96,038
	NICE Holdings Co. Ltd.	57,533	511,607
	Nice Information & Telecommunication, Inc.	16,798	254,134
	NICE Information Service Co. Ltd.	140,132	914,897
	NICE Total Cash Management Co. Ltd., Class C	42,408	177,666
	Nong Shim Holdings Co. Ltd.	6,695	324,803
	NOROO Paint & Coatings Co. Ltd.	32,992	222,675
	NOVAREX Co. Ltd.	17,413	162,471
*	NP, Inc.	12,138	21,875
	NPC	58,198	210,207
*	NUVOTEC Co. Ltd.	153,125	90,348
	Obigo, Inc.	2,771	17,781
	Oceanbridge Co. Ltd.	18,321	148,906
*	OCI Co. Ltd.	14,967	1,158,186
	OCI Holdings Co. Ltd.	23,523	1,699,587
	ONEJOON Co. Ltd.	26,328	295,207
	OptoElectronics Solutions Co. Ltd.	24,003	204,551
*	Orbitech Co. Ltd.	72,941	175,073
#	Orion Holdings Corp.	76,362	897,956
* ††	Osung Advanced Materials Co. Ltd.	213,179	221,311
#	Ottogi Corp.	4,558	1,264,316
	Paik Kwang Industrial Co. Ltd.	98,951	570,751
*	Pan Entertainment Co. Ltd.	28,589	74,766
*	Paradise Co. Ltd.	139,659	1,519,446
#	Park Systems Corp.	13,163	1,368,906
#	Partron Co. Ltd.	145,255	935,435
	Paseco Co. Ltd.	16,834	131,021
	People & Technology, Inc.	29,274	1,073,359
	PHA Co. Ltd.	27,238	181,687
#	PharmaResearch Co. Ltd.	21,943	1,894,672
*	PharmGen Science, Inc.	51,788	208,366
*	Pharmicell Co. Ltd.	174,676	802,183
* ††	PHC Co. Ltd.	94,841	22,893

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Philoptics Co. Ltd.	44,336	$293,780
#	PI Advanced Materials Co. Ltd.	53,939	981,045
	PIMS, Inc.	1,283	3,415
	Poongsan Corp.	62,942	1,679,749
	Poongsan Holdings Corp.	24,968	594,106
#	Posco M-Tech Co. Ltd.	72,480	1,145,764
	POSCO Steeleon Co. Ltd.	7,689	270,060
*	Power Logics Co. Ltd.	90,835	442,343
	Protec Co. Ltd.	14,082	445,454
#	PSK, Inc.	61,581	787,611
	Pulmuone Co. Ltd.	38,753	287,562
*	RaonSecure Co. Ltd.	105,637	165,728
*	Ray Co. Ltd.	22,536	325,124
	Remed Co. Ltd.	7,445	88,866
	Reyon Pharmaceutical Co. Ltd.	26,643	279,677
#	RFHIC Corp.	56,985	586,309
*	RFTech Co. Ltd.	72,758	199,405
*	Robostar Co. Ltd.	25,367	447,413
*	Robotis Co. Ltd.	9,626	150,523
	Rsupport Co. Ltd.	59,819	156,456
#	S&S Tech Corp.	51,338	1,445,148
	Sajo Industries Co. Ltd.	8,592	248,781
	Sajodaerim Corp.	2,580	53,351
# *	Sam Chun Dang Pharm Co. Ltd.	45,034	2,052,332
	Sam Young Electronics Co. Ltd.	35,188	206,478
	Sam Yung Trading Co. Ltd.	63,330	572,592
	Sambo Motors Co. Ltd.	9,390	36,306
*	Sambu Engineering & Construction Co. Ltd.	490,794	939,990
	Samchully Co. Ltd.	5,441	373,040
	Samho Development Co. Ltd.	33,380	80,868
	SAMHWA Paints Industrial Co. Ltd.	37,979	169,776
	Samick Musical Instruments Co. Ltd.	49,426	37,858
	Samick THK Co. Ltd.	31,605	233,575
# *	Samil Pharmaceutical Co. Ltd.	28,019	129,509
	Samji Electronics Co. Ltd.	12,079	66,301
	Samjin Pharmaceutical Co. Ltd.	27,872	435,525
*	Samkee Corp.	48,012	72,012
	Sammok S-Form Co. Ltd.	17,220	194,311
#	SAMPYO Cement Co. Ltd.	104,932	240,481
*	Samsung Pharmaceutical Co. Ltd.	188,374	358,636
	Samsung Publishing Co. Ltd.	13,398	146,460
	SAMT Co. Ltd.	211,277	398,041
	Samwha Capacitor Co. Ltd.	28,488	688,298
	Samyang Corp.	10,673	328,922
	Samyang Foods Co. Ltd.	13,290	1,805,831
	Samyang Holdings Corp.	14,003	705,110
	Samyang Packaging Corp.	3,255	36,323
	Samyang Tongsang Co. Ltd.	4,968	171,794
*	Samyoung Co. Ltd.	53,673	198,890
#	Sang-A Frontec Co. Ltd.	35,089	462,990
*	Sangbo Corp.	112,085	138,902
# *	Sangsangin Co. Ltd.	124,136	388,917
#	Sangsin Energy Display Precision Co. Ltd.	30,989	325,198
	Saramin Co. Ltd.	27,154	383,984
	Satrec Initiative Co. Ltd.	23,461	448,810
	SAVEZONE I&C Corp.	11,160	19,893
*	SBI Investment Korea Co. Ltd.	304,100	158,396
*	SBW	881,230	175,522
*	S-Connect Co. Ltd.	187,609	243,347

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	SD Biosensor, Inc.	120,400	$860,295
*	SDN Co. Ltd.	138,841	114,721
	SeAH Besteel Holdings Corp.	47,085	760,627
	SeAH Holdings Corp.	3,283	258,632
	SeAH Steel Corp.	3,625	331,366
	SeAH Steel Holdings Corp.	6,212	922,365
	Sebang Co. Ltd.	34,190	269,079
	Sebang Global Battery Co. Ltd.	21,213	777,631
#	Seegene, Inc.	110,267	1,562,009
	Segyung Hitech Co. Ltd.	2,113	15,968
	Sejin Heavy Industries Co. Ltd.	51,963	169,827
	Sejong Industrial Co. Ltd.	42,372	164,691
*	Sekonix Co. Ltd.	19,943	89,250
*	Selvas AI, Inc.	66,898	834,705
	SEMCNS Co. Ltd.	42,418	146,244
	Sempio Foods Co.	8,661	166,217
#	Seobu T&D	90,253	492,357
	Seohan Co. Ltd.	275,621	185,557
	Seohee Construction Co. Ltd.	11,969	12,341
# *	Seojin System Co. Ltd.	55,762	692,446
	Seoul Auction Co. Ltd.	35,052	232,368
	Seoul City Gas Co. Ltd.	3,309	146,359
	Seoul Semiconductor Co. Ltd.	137,917	1,032,007
	Seoulin Bioscience Co. Ltd.	13,722	80,155
	Seoyon Co. Ltd.	56,279	276,719
	Seoyon E-Hwa Co. Ltd.	37,029	392,962
*	Sewon E&C Co. Ltd.	103,618	97,438
	SFA Engineering Corp.	60,477	1,251,127
# *	SFA Semicon Co. Ltd.	212,634	747,700
	S-Fuelcell Co. Ltd.	8,025	83,182
	SGC Energy Co. Ltd.	20,815	416,077
	Shin Heung Energy & Electronics Co. Ltd.	8,995	244,214
	Shindaeyang Paper Co. Ltd.	31,268	126,837
	Shinil Electronics Co. Ltd.	232,011	316,991
	Shinsegae Information & Communication Co. Ltd.	6,443	53,942
#	Shinsegae International, Inc.	44,906	518,744
	Shinsung Delta Tech Co. Ltd.	44,703	1,280,416
*	Shinsung E&G Co. Ltd.	556,749	757,761
#	Shinsung Tongsang Co. Ltd.	122,206	187,531
	Shinyoung Securities Co. Ltd.	17,134	710,834
*	Showbox Corp.	88,149	178,666
#	Simmtech Co. Ltd.	65,374	1,603,716
	SIMPAC, Inc.	36,363	88,710
	Sindoh Co. Ltd.	11,968	283,239
#	SK Chemicals Co. Ltd.	20,468	856,888
	SK D&D Co. Ltd.	28,197	574,012
	SK Discovery Co. Ltd.	41,959	1,150,407
	SK Gas Ltd.	7,286	799,197
#	SK Networks Co. Ltd.	459,732	1,898,471
*	SK oceanplant Co. Ltd.	79,243	943,795
	SK Securities Co. Ltd.	1,024,677	438,162
#	SL Corp.	57,779	1,276,533
*	SM Culture & Contents Co. Ltd.	140,860	192,874
	SMCore, Inc.	48,764	183,330
	SMEC Co. Ltd.	35,679	94,343
	SNT Dynamics Co. Ltd.	41,013	398,824
	SNT Holdings Co. Ltd.	24,371	289,334
#	SNT Motiv Co. Ltd.	32,114	962,709
	Solid, Inc.	172,396	750,586

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SOLUM Co. Ltd.	127,659	$2,742,766
	Solus Advanced Materials Co. Ltd.	52,073	848,087
	Songwon Industrial Co. Ltd.	42,127	535,693
*	Sonid, Inc.	59,636	105,067
*	Sonokong Co. Ltd.	20,127	32,814
	Soosan Heavy Industries Co. Ltd.	72,251	105,084
#	Soulbrain Co. Ltd.	8,535	1,473,816
#	Soulbrain Holdings Co. Ltd.	18,254	442,227
	SPC Samlip Co. Ltd.	7,096	340,711
	SPG Co. Ltd.	39,138	787,421
	Spigen Korea Co. Ltd.	11,515	260,246
	ST Pharm Co. Ltd.	34,762	1,754,300
	STIC Investments, Inc.	123,274	566,944
*	Straffic Co. Ltd.	63,434	166,883
# *	Studio Dragon Corp.	35,379	1,284,108
*	STX Heavy Industries Co. Ltd.	49,902	370,308
	Sugentech, Inc.	31,160	138,702
	Suheung Co. Ltd.	21,759	457,714
*	SU-Holdings Co. Ltd.	82,377	48,257
*	Sukgyung AT Co. Ltd.	8,345	287,336
#	Sun Kwang Co. Ltd.	8,758	109,113
	Sung Kwang Bend Co. Ltd.	51,596	516,700
*	Sungchang Enterprise Holdings Ltd.	214,939	281,216
	Sungshin Cement Co. Ltd.	55,635	341,967
	Sungwoo Hitech Co. Ltd.	185,738	1,088,519
	Sunjin Co. Ltd.	41,013	217,504
*	Sunny Electronics Corp.	114,605	196,254
*	Suprema, Inc.	15,179	217,495
	SV Investment Corp.	103,041	132,852
*	SY Co. Ltd.	101,112	437,837
*	Synergy Innovation Co. Ltd.	110,139	224,428
*	Synopex, Inc.	232,879	641,769
	Systems Technology, Inc.	37,695	768,577
*	T Scientific Co. Ltd.	111,954	241,742
	T&L Co. Ltd.	12,428	406,476
	Tae Kyung Industrial Co. Ltd.	44,125	217,607
#	Taekwang Industrial Co. Ltd.	907	388,423
	Taekyung BK Co. Ltd.	35,717	167,431
* ††	Taewoong Co. Ltd.	56,071	641,452
	Taeyoung Engineering & Construction Co. Ltd.	85,762	228,646
# *	Taihan Electric Wire Co. Ltd.	157,804	1,301,800
*	Taihan Fiberoptics Co. Ltd.	183,289	176,528
	TCC Steel	50,924	1,976,612
	TechWing, Inc.	97,261	627,655
*	Telcon RF Pharmaceutical, Inc.	273,719	139,761
	Telechips, Inc.	35,218	532,401
*	TERA SCIENCE Co. Ltd.	52,335	72,686
#	TES Co. Ltd.	49,921	728,809
*	Theragen Etex Co. Ltd.	89,722	256,374
*	Thinkware Systems Corp.	25,266	263,678
	TK Corp.	47,666	537,488
	TKG Huchems Co. Ltd.	67,020	1,086,371
	TLB Co. Ltd.	21,223	362,617
#	Tokai Carbon Korea Co. Ltd.	19,332	1,190,463
*	Tongyang Life Insurance Co. Ltd.	130,556	424,709
	Tongyang, Inc.	429,336	316,253
*	Top Engineering Co. Ltd.	36,505	147,012
	Toptec Co. Ltd.	72,386	387,513
	Tovis Co. Ltd.	53,529	675,702

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TS Corp.	140,490	$317,158
*	TS Nexgen Co. Ltd.	10,842	3,956
#	TSE Co. Ltd.	8,349	220,618
*	Tuksu Construction Co. Ltd.	35,785	186,009
	TY Holdings Co. Ltd.	67,065	260,993
	TYM Corp.	111,606	410,942
	UBCare Co. Ltd.	94,062	289,110
	Ubiquoss Holdings, Inc.	32,753	293,805
	Ubiquoss, Inc.	26,517	291,523
	Uju Electronics Co. Ltd.	19,860	188,515
	Uni-Chem Co. Ltd.	155,749	196,340
*	Unid Btplus Co. Ltd.	22,877	127,782
	Unid Co. Ltd.	13,873	785,495
	Union Materials Corp.	55,124	100,716
	Union Semiconductor Equipment & Materials Co. Ltd.	81,568	418,859
	Uniquest Corp.	46,639	175,348
*	Unison Co. Ltd.	299,302	241,115
# *	UniTest, Inc.	56,615	461,279
	V One Tech Co. Ltd.	15,671	92,054
	Value Added Technology Co. Ltd.	27,544	592,838
*	Very Good Tour Co. Ltd.	7,168	39,695
	Viatron Technologies, Inc.	33,511	199,831
*	VICTEK Co. Ltd.	69,996	239,420
* ††	Vidente Co. Ltd.	57,951	106,844
	Vieworks Co. Ltd.	29,404	643,646
*	Vina Tech Co. Ltd.	10,166	304,137
	Vitzro Tech Co. Ltd.	19,888	110,475
	Vitzrocell Co. Ltd.	48,568	612,082
*	VT Co. Ltd.	54,440	700,328
*	Webcash Corp.	15,944	125,723
	Webzen, Inc.	51,356	523,166
*	Wellbiotec Co. Ltd.	99,963	112,567
*	Wemade Max Co. Ltd.	22,923	176,881
	Whanin Pharmaceutical Co. Ltd.	44,496	463,656
#	Winix, Inc.	33,641	228,024
	Wins Co. Ltd.	28,513	253,918
	WiSoL Co. Ltd.	60,446	270,764
*	Won Tech Co. Ltd.	97,103	661,932
*	WONIK CUBE Corp.	17,509	18,432
# *	Wonik Holdings Co. Ltd.	131,310	289,923
#	WONIK IPS Co. Ltd.	74,336	1,662,085
#	Wonik Materials Co. Ltd.	23,021	446,971
#	Wonik QnC Corp.	52,975	930,787
	Woojin, Inc.	34,048	203,574
	Woongjin Thinkbig Co. Ltd.	72,625	131,147
# *	Woori Technology Investment Co. Ltd.	101,045	309,369
*	Woori Technology, Inc.	530,147	503,879
* ††	Wooriro Co. Ltd.	16,683	24,686
	Woory Industrial Co. Ltd.	18,955	198,244
*	Woosu AMS Co. Ltd.	99,986	163,988
	Worldex Industry & Trading Co. Ltd., Class C	40,391	668,352
# *	Wysiwyg Studios Co. Ltd.	268,906	469,716
	Y G-1 Co. Ltd.	31,576	123,949
*	Y2 Solution Co. Ltd.	17,797	40,060
	Y-entec Co. Ltd.	25,880	135,283
	YG Entertainment, Inc.	38,975	1,590,808
*	YG PLUS	95,759	297,827
*	YIK Corp.	94,783	225,704
	YMC Co. Ltd.	36,283	137,640

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	YMT Co. Ltd.	20,730	$163,993
*	Youil Energy Tech Co. Ltd.	5,255	38,030
#	Youlchon Chemical Co. Ltd.	35,492	739,872
#	Young Poong Corp.	1,052	366,757
	Young Poong Paper Manufacturing Co. Ltd.	37,024	223,973
	Young Poong Precision Corp.	37,751	329,402
	Youngone Holdings Co. Ltd.	21,971	1,274,681
	YTN Co. Ltd.	67,542	270,827
	Yuanta Securities Korea Co. Ltd.	261,720	459,346
	YuHwa Securities Co. Ltd.	96,255	154,336
*	Yungjin Pharmaceutical Co. Ltd.	134,767	209,697
	Zeus Co. Ltd.	22,017	466,500
	Zinus, Inc.	33,159	467,872

TOTAL SOUTH KOREA			411,472,340

TAIWAN — (17.2%)
	104 Corp.	1,000	6,153
	91APP, Inc.	103,000	296,879
#	ABC Taiwan Electronics Corp.	277,954	200,838
	Abico Avy Co. Ltd.	324,841	233,377
#	Ability Enterprise Co. Ltd.	583,293	405,701
#	Ability Opto-Electronics Technology Co. Ltd.	262,776	1,099,763
#	AcBel Polytech, Inc.	1,594,356	1,880,357
	Acer E-Enabling Service Business, Inc.	9,000	71,513
#	ACES Electronic Co. Ltd.	350,822	306,269
*	Acon Holding, Inc.	832,560	241,146
	Acter Group Corp. Ltd.	360,980	2,005,319
#	Action Electronics Co. Ltd.	732,000	354,953
	Actron Technology Corp.	163,151	820,587
	ADATA Technology Co. Ltd.	931,141	2,811,132
	Addcn Technology Co. Ltd.	122,720	750,618
#	Adlink Technology, Inc.	98,000	173,246
	Advanced Ceramic X Corp.	163,000	1,073,172
#	Advanced International Multitech Co. Ltd.	395,000	809,278
	Advanced Optoelectronic Technology, Inc.	400,000	218,622
#	Advanced Power Electronics Corp.	138,000	354,892
*	Advanced Wireless Semiconductor Co.	252,000	877,412
#	Advancetek Enterprise Co. Ltd.	1,051,519	1,135,785
	AEON Motor Co. Ltd.	23,359	25,488
#	Aerospace Industrial Development Corp.	2,123,000	3,189,349
#	AGV Products Corp.	1,543,433	556,752
#	AIC, Inc.	8,000	104,468
	Alcor Micro Corp.	10,000	16,581
#	Alexander Marine Co. Ltd.	51,000	573,156
# *	ALI Corp.	539,775	398,345
#	All Ring Tech Co. Ltd.	39,000	141,745
#	Allied Circuit Co. Ltd.	113,000	430,467
#	Allied Supreme Corp.	104,000	1,003,466
#	Allis Electric Co. Ltd.	692,556	1,089,887
#	Alltek Technology Corp.	554,423	575,947
#	Alltop Technology Co. Ltd.	111,774	622,035
	Alpha Networks, Inc.	1,082,158	1,187,042
#	Altek Corp.	898,945	937,987
	Amazing Microelectronic Corp.	278,352	970,914
	Ambassador Hotel	1,111,000	1,622,378
	AMPACS Corp.	65,000	98,629
#	Ampire Co. Ltd.	317,000	354,900
	AMPOC Far-East Co. Ltd.	346,444	752,956
	AmTRAN Technology Co. Ltd.	2,140,398	755,196

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Amulaire Thermal Technology, Inc.	32,000	$33,294
#	Anji Technology Co. Ltd.	67,317	76,808
#	Anpec Electronics Corp.	197,007	923,399
#	Apac Opto Electronics, Inc.	147,000	408,819
#	Apacer Technology, Inc.	345,325	586,719
	APAQ Technology Co. Ltd.	484	927
	APCB, Inc.	321,000	179,435
#	Apex Biotechnology Corp.	264,483	217,940
	Apex International Co. Ltd.	485,470	699,957
#	Apex Science & Engineering	455,054	156,047
	Arcadyan Technology Corp.	473,055	2,258,870
#	Ardentec Corp.	1,376,274	2,769,833
	Ares International Corp.	25,000	38,403
	Argosy Research, Inc.	185,396	670,008
	Asia Electronic Material Co. Ltd.	83,000	42,366
	Asia Optical Co., Inc.	851,000	1,593,655
*	Asia Pacific Telecom Co. Ltd.	6,978,999	1,462,898
#	Asia Polymer Corp.	1,354,996	985,829
#	Asia Tech Image, Inc.	198,000	394,228
	Asia Vital Components Co. Ltd.	491,549	4,343,431
#	ASIX Electronics Corp.	111,000	408,468
#	ASolid Technology Co. Ltd.	58,000	169,070
	ASROCK, Inc.	126,000	705,290
#	Aten International Co. Ltd.	350,479	860,324
	Audix Corp.	279,600	487,075
#	AURAS Technology Co. Ltd.	229,148	2,027,366
	Aurora Corp.	262,349	598,940
	Avalue Technology, Inc.	164,000	479,883
	Avermedia Technologies	36,000	36,604
	Awea Mechantronic Co. Ltd.	53,210	48,441
#	Axiomtek Co. Ltd.	218,766	537,235
# *	Azurewave Technologies, Inc.	345,000	335,714
#	Bafang Yunji International Co. Ltd., Class C	81,000	419,835
# *	Bank of Kaohsiung Co. Ltd.	2,590,794	931,549
	Basso Industry Corp.	472,900	567,053
	BenQ Materials Corp.	556,000	592,922
	BES Engineering Corp.	4,748,750	1,715,353
#	Bin Chuan Enterprise Co. Ltd.	288,070	193,037
	Bionime Corp.	133,000	327,288
# *	Biostar Microtech International Corp.	631,975	462,300
#	Bioteque Corp.	227,308	730,059
	Bon Fame Co. Ltd.	32,000	81,154
#	Brave C&H Supply Co. Ltd.	75,000	297,829
	Bright Led Electronics Corp.	375,520	190,957
	Brighten Optix Corp.	9,000	50,297
	Brighton-Best International Taiwan, Inc.	1,469,318	1,509,999
#	Brillian Network & Automation Integrated System Co. Ltd.	28,000	109,753
#	Browave Corp.	197,000	519,014
#	C Sun Manufacturing Ltd.	530,969	728,333
# *	Calin Technology Co. Ltd.	38,000	43,069
	Cameo Communications, Inc.	745,645	215,855
	Capital Futures Corp.	335,895	474,440
	Capital Securities Corp.	5,907,501	2,603,833
#	Career Technology MFG. Co. Ltd.	1,437,459	893,949
#	Carnival Industrial Corp.	302,353	110,736
	Castles Technology Co. Ltd.	188,859	759,827
#	Caswell, Inc.	82,000	209,420
	Cathay Chemical Works	30,000	35,899
	Cathay Real Estate Development Co. Ltd.	1,673,700	784,870

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Cayman Engley Industrial Co. Ltd.	145,099	$248,184
#	CCP Contact Probes Co. Ltd.	159,844	199,619
#	Celxpert Energy Corp.	300,919	260,649
#	Center Laboratories, Inc.	1,687,031	2,381,364
*	Central Reinsurance Co. Ltd.	832,905	577,821
#	Chain Chon Industrial Co. Ltd.	453,484	182,153
*	ChainQui Construction Development Co. Ltd.	451,080	211,653
	Chaintech Technology Corp.	59,000	79,642
#	Champion Building Materials Co. Ltd.	701,465	194,611
	Champion Microelectronic Corp.	23,000	47,984
	Chang Wah Electromaterials, Inc.	1,332,350	1,242,424
#	Chang Wah Technology Co. Ltd.	1,180,425	1,179,440
#	Channel Well Technology Co. Ltd.	680,000	1,719,406
#	Chant Sincere Co. Ltd.	132,000	267,889
	Charoen Pokphand Enterprise	634,483	1,773,979
	CHC Healthcare Group.	338,000	632,250
#	CHC Resources Corp.	346,282	590,364
#	Chen Full International Co. Ltd.	342,000	390,849
#	Chenbro Micom Co. Ltd.	189,000	1,059,845
#	Chenfull Precision Co. Ltd.	29,000	90,577
#	Cheng Loong Corp.	2,760,383	2,411,655
#	Cheng Mei Materials Technology Corp.	1,271,524	485,381
	Cheng Uei Precision Industry Co. Ltd.	1,061,331	1,261,251
#	Chenming Electronic Technology Corp.	287,437	376,131
	Chia Chang Co. Ltd.	378,000	484,250
#	Chia Hsin Cement Corp.	1,760,643	968,672
#	Chicony Power Technology Co. Ltd.	469,454	1,625,326
	Chief Telecom, Inc.	42,900	426,267
#	Chieftek Precision Co. Ltd.	248,847	477,748
	Chien Kuo Construction Co. Ltd.	406,249	169,335
	Chien Shing Harbour Service Co. Ltd.	16,000	18,879
	Chime Ball Technology Co. Ltd.	1,840	2,147
	China Bills Finance Corp.	2,632,000	1,157,079
	China Chemical & Pharmaceutical Co. Ltd.	858,000	608,561
	China Ecotek Corp.	145,000	230,704
#	China Electric Manufacturing Corp.	798,959	390,510
#	China Fineblanking Technology Co. Ltd.	70,593	68,097
#	China General Plastics Corp.	1,457,461	961,376
	China Glaze Co. Ltd.	235,002	100,944
# *	China Man-Made Fiber Corp.	4,555,390	1,115,141
	China Metal Products	1,069,603	1,158,146
	China Motor Corp.	567,600	1,521,812
# *	China Petrochemical Development Corp.	11,234,553	3,522,851
	China Steel Chemical Corp.	569,554	2,094,540
#	China Steel Structure Co. Ltd.	282,000	444,751
#	China Wire & Cable Co. Ltd.	252,160	264,213
#	Chinese Maritime Transport Ltd.	287,594	348,458
	Ching Feng Home Fashions Co. Ltd.	459,619	242,666
#	Chin-Poon Industrial Co. Ltd.	1,467,207	1,578,438
	Chipbond Technology Corp.	2,259,000	4,745,064
	ChipMOS Technologies, Inc.	1,896,076	2,403,201
#	Chlitina Holding Ltd.	172,000	1,035,821
	Chong Hong Construction Co. Ltd.	663,666	1,478,774
	Chun YU Works & Co. Ltd.	526,050	355,666
	Chun Yuan Steel Industry Co. Ltd.	1,806,529	901,531
#	Chung Hung Steel Corp.	2,311,979	1,539,977
	Chung Hwa Food Industrial Co. Ltd.	126,535	386,845
#	Chung Hwa Pulp Corp.	1,434,405	923,333
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	578,375	1,670,037

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	$231,824
#	Chunghwa Precision Test Tech Co. Ltd.	56,000	860,917
	Chyang Sheng Dyeing & Finishing Co. Ltd.	304,000	157,758
#	Cleanaway Co. Ltd.	286,000	1,527,931
#	Clevo Co.	1,475,200	1,424,457
# *	CMC Magnetics Corp.	2,651,108	916,964
	C-Media Electronics, Inc.	71,000	106,177
#	Co.-Tech Development Corp.	795,533	1,439,093
	CoAsia Electronics Corp.	107,827	36,912
#	Collins Co. Ltd.	351,431	172,846
#	Compeq Manufacturing Co. Ltd.	2,636,000	4,310,099
#	Compucase Enterprise	278,000	556,634
*	Concord Securities Co. Ltd.	1,640,796	657,078
#	Continental Holdings Corp.	1,312,320	1,089,413
#	Contrel Technology Co. Ltd.	513,000	265,024
#	Coremax Corp.	276,215	612,518
	Coretronic Corp.	1,206,200	2,725,162
	Cowealth Medical Holding Co. Ltd.	20,972	15,822
	Crowell Development Corp.	63,000	53,168
*	CSBC Corp. Taiwan	760,677	474,803
#	CTCI Corp.	1,926,000	2,344,771
	Cub Elecparts, Inc.	25,000	101,459
	CviLux Corp.	227,040	260,933
	Cyberlink Corp.	34,000	93,493
#	CyberPower Systems, Inc.	223,650	1,354,574
*	CyberTAN Technology, Inc.	1,228,779	872,059
#	Cypress Technology Co. Ltd.	133,489	149,629
	Cystech Electronics Corp.	20,750	46,134
	DA CIN Construction Co. Ltd.	881,368	1,042,374
	Dadi Early-Childhood Education Group Ltd.	21,357	32,769
	Dafeng TV Ltd.	304,870	473,346
#	Da-Li Development Co. Ltd.	1,484,434	1,454,645
	Darfon Electronics Corp.	783,550	1,051,509
#	Darwin Precisions Corp.	1,153,635	493,595
	Davicom Semiconductor, Inc.	44,888	51,631
#	Daxin Materials Corp.	229,200	628,686
#	De Licacy Industrial Co. Ltd.	1,101,881	442,113
	Delpha Construction Co. Ltd.	485,000	403,774
	Depo Auto Parts Ind Co. Ltd.	340,000	1,368,844
	DFI, Inc.	9,000	17,739
#	Dimerco Data System Corp.	208,612	646,804
	Dimerco Express Corp.	462,945	1,132,911
	D-Link Corp.	1,746,855	991,538
	Donpon Precision, Inc.	104,000	87,265
#	Dr Wu Skincare Co. Ltd.	57,000	225,137
	Draytek Corp.	207,000	230,419
	Drewloong Precision, Inc.	38,128	174,315
	Dyaco International, Inc.	212,545	207,516
#	Dynamic Holding Co. Ltd.	732,707	1,768,971
	Dynapack International Technology Corp.	492,000	1,191,597
#	E&R Engineering Corp.	126,000	240,902
*	Eastern Media International Corp.	693,765	468,318
	ECOVE Environment Corp.	113,000	1,084,619
#	Edimax Technology Co. Ltd.	599,108	252,176
#	Edison Opto Corp.	262,749	190,836
#	Edom Technology Co. Ltd.	732,964	527,063
#	eGalax_eMPIA Technology, Inc.	199,777	369,391
#	Egis Technology, Inc.	173,000	461,879
#	Elan Microelectronics Corp.	907,400	4,045,004

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	E-Lead Electronic Co. Ltd.	197,873	$382,736
	E-LIFE MALL Corp.	295,000	765,607
#	Elite Advanced Laser Corp.	531,226	949,540
	Elite Semiconductor Microelectronics Technology, Inc.	919,200	2,394,131
	Elitegroup Computer Systems Co. Ltd.	875,254	692,841
#	Emerging Display Technologies Corp.	462,000	396,167
	Ennoconn Corp.	204,938	1,581,901
*	Ennostar, Inc.	1,978,462	2,524,826
	EnTie Commercial Bank Co. Ltd.	2,146,603	930,089
#	Episil Technologies, Inc.	782,000	1,655,034
#	Episil-Precision, Inc.	300,000	531,652
#	Eris Technology Corp.	42,940	279,553
	Eson Precision Ind Co. Ltd.	272,000	476,651
	Eternal Materials Co. Ltd.	2,972,985	2,554,431
	Etron Technology, Inc.	32,661	41,342
	Eurocharm Holdings Co. Ltd.	102,000	543,657
	Ever Supreme Bio Technology Co. Ltd.	94,569	582,786
# *	Everest Textile Co. Ltd.	999,762	228,953
	Evergreen International Storage & Transport Corp.	1,771,000	1,635,162
	Evergreen Steel Corp.	351,000	764,674
#	Everlight Chemical Industrial Corp.	1,584,606	942,134
	Everlight Electronics Co. Ltd.	1,289,000	1,766,105
*	Everspring Industry Co. Ltd.	209,800	97,994
#	Excelliance Mos Corp.	73,000	271,135
#	Excelsior Medical Co. Ltd.	397,129	1,058,723
#	EZconn Corp.	159,800	360,062
	Far Eastern Department Stores Ltd.	3,391,000	2,507,918
#	Far Eastern International Bank	8,313,246	2,953,739
	Faraday Technology Corp.	424,000	3,997,526
#	Farglory F T Z Investment Holding Co. Ltd.	387,152	556,594
#	Farglory Land Development Co. Ltd.	845,000	1,557,494
*	Federal Corp.	1,194,238	644,726
#	Feedback Technology Corp.	100,200	268,896
	Feng Hsin Steel Co. Ltd.	1,642,100	3,188,244
	FineTek Co. Ltd.	4,440	11,919
#	Firich Enterprises Co. Ltd.	173,514	172,868
	First Copper Technology Co. Ltd.	18,000	15,748
#	First Hi-Tec Enterprise Co. Ltd.	184,580	624,523
#	First Hotel	713,350	320,320
#	First Insurance Co. Ltd.	900,179	468,266
# *	First Steamship Co. Ltd.	2,251,612	562,181
#	FIT Holding Co. Ltd.	485,456	486,874
	Fitipower Integrated Technology, Inc.	220,350	1,824,003
	Fittech Co. Ltd.	156,000	275,159
#	FLEXium Interconnect, Inc.	1,097,087	2,829,603
#	Flytech Technology Co. Ltd.	369,309	718,484
	FocalTech Systems Co. Ltd.	72,000	179,845
	FOCI Fiber Optic Communications, Inc.	135,576	277,578
#	Forcecon Tech Co. Ltd.	168,000	688,551
*	Forest Water Environment Engineering Co. Ltd.	20,132	16,712
	Formosa Advanced Technologies Co. Ltd.	589,000	702,149
#	Formosa International Hotels Corp.	179,329	1,119,853
#	Formosa Laboratories, Inc.	286,089	761,710
	Formosa Oilseed Processing Co. Ltd.	233,695	384,546
#	Formosa Optical Technology Co. Ltd.	128,000	315,854
	Formosa Taffeta Co. Ltd.	1,478,000	1,149,615
	Formosan Rubber Group, Inc.	664,956	479,274
#	Formosan Union Chemical.	1,117,733	707,342
#	Fortune Electric Co. Ltd.	77,000	535,499

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Founding Construction & Development Co. Ltd.	663,623	$395,203
	Foxsemicon Integrated Technology, Inc.	248,027	1,400,551
#	Franbo Lines Corp.	53,328	26,235
#	Froch Enterprise Co. Ltd.	581,189	311,387
	FSP Technology, Inc.	560,427	827,095
	Fu Hua Innovation Co. Ltd.	744,037	592,060
#	Fulgent Sun International Holding Co. Ltd.	443,748	1,763,145
	Fullerton Technology Co. Ltd.	305,600	181,962
#	Fulltech Fiber Glass Corp.	1,329,052	692,886
	Fusheng Precision Co. Ltd.	273,000	1,706,836
#	Fwusow Industry Co. Ltd.	774,702	448,638
	G Shank Enterprise Co. Ltd.	558,281	915,638
*	G Tech Optoelectronics Corp.	16,084	8,218
	Gallant Precision Machining Co. Ltd.	163,000	142,393
#	Gamania Digital Entertainment Co. Ltd.	384,000	794,898
# *	GCS Holdings, Inc.	269,000	287,553
#	GEM Services, Inc.	207,570	418,966
#	Gemtek Technology Corp.	1,310,219	1,323,113
	General Interface Solution Holding Ltd.	769,000	1,325,884
#	General Plastic Industrial Co. Ltd.	221,357	231,016
#	Generalplus Technology, Inc.	195,000	296,893
	Genius Electronic Optical Co. Ltd.	238,917	2,820,497
	Genmont Biotech, Inc.	206,000	145,171
	Genovate Biotechnology Co. Ltd.	66,000	52,763
	GeoVision, Inc.	215,096	266,402
	Getac Holdings Corp.	1,336,360	2,996,673
#	GFC Ltd.	229,600	564,931
#	Giantplus Technology Co. Ltd.	961,900	360,580
*	Gigasolar Materials Corp.	85,400	210,808
# *	Gigastorage Corp.	774,965	400,427
#	Global Brands Manufacture Ltd.	858,730	1,637,992
	Global Lighting Technologies, Inc.	284,000	415,954
	Global Mixed Mode Technology, Inc.	222,000	1,708,612
#	Global PMX Co. Ltd.	168,000	592,521
# *	Globe Union Industrial Corp.	763,230	324,176
	Gloria Material Technology Corp.	1,197,547	1,653,006
	GMI Technology, Inc.	16,000	9,404
	Gold Circuit Electronics Ltd.	550,104	3,010,081
	Goldsun Building Materials Co. Ltd., Class C	3,148,587	2,449,916
#	Good Will Instrument Co. Ltd.	238,869	253,327
#	Gordon Auto Body Parts	315,000	294,079
	Gourmet Master Co. Ltd.	274,000	823,260
# *	Grand Fortune Securities Co. Ltd.	1,013,683	357,123
*	Grand Ocean Retail Group Ltd.	304,000	110,549
	Grand Pacific Petrochemical	3,378,000	1,649,377
#	Grand Process Technology Corp.	79,000	1,085,740
#	GrandTech CG Systems, Inc.	204,797	423,264
	Grape King Bio Ltd.	408,000	1,864,781
	Great China Metal Industry	527,000	384,286
	Great Taipei Gas Co. Ltd.	1,444,000	1,446,104
#	Great Tree Pharmacy Co. Ltd.	202,406	2,121,241
	Great Wall Enterprise Co. Ltd.	2,343,001	3,678,276
	Greatek Electronics, Inc.	1,006,000	1,810,077
* ††	Green Energy Technology, Inc.	1,570,850	0
#	Green World FinTech Service Co. Ltd.	14,700	177,293
#	Group Up Industrial Co. Ltd.	93,000	447,037
	GTM Holdings Corp.	431,150	390,260
#	Gudeng Precision Industrial Co. Ltd.	124,000	1,291,025
*	Hai Kwang Enterprise Corp.	52,500	27,260

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Hannstar Board Corp.	1,155,954	$1,995,589
*	HannStar Display Corp.	5,875,505	2,013,195
# *	HannsTouch Holdings Co.	1,789,782	504,043
#	Hanpin Electron Co. Ltd.	170,000	200,536
#	Harvatek Corp.	562,949	454,126
	Heran Co. Ltd.	6,000	19,911
	Hey Song Corp.	1,478,750	1,744,777
#	Hi-Clearance, Inc.	106,290	433,067
	Highlight Tech Corp.	321,281	468,750
	Hi-Lai Foods Co. Ltd.	17,000	73,047
	HIM International Music, Inc.	60,710	179,555
#	Hiroca Holdings Ltd.	187,448	209,523
#	Hitron Technology, Inc.	472,557	437,502
	Hiyes International Co. Ltd.	16,700	41,281
#	Ho Tung Chemical Corp.	3,072,684	796,857
#	Hocheng Corp.	783,734	430,648
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	132,673
#	Holiday Entertainment Co. Ltd.	162,430	438,592
#	Holtek Semiconductor, Inc.	632,000	1,204,765
	Holy Stone Enterprise Co. Ltd.	540,655	1,585,180
	Hong Pu Real Estate Development Co. Ltd.	756,185	630,825
	Hong TAI Electric Industrial	887,000	668,528
	Hong YI Fiber Industry Co.	353,652	177,768
# *	Horizon Securities Co. Ltd.	1,136,320	341,466
#	Hota Industrial Manufacturing Co. Ltd.	543,299	1,039,792
	Hotron Precision Electronic Industrial Co. Ltd.	75,667	81,296
#	Hsin Kuang Steel Co. Ltd.	419,000	603,836
	Hsin Yung Chien Co. Ltd.	157,255	504,693
	Hsing TA Cement Co.	488,162	263,680
*	HTC Corp.	1,791,000	2,452,005
#	Hu Lane Associate, Inc.	276,737	1,184,442
#	HUA ENG Wire & Cable Co. Ltd.	1,162,565	692,158
	Hua Yu Lien Development Co. Ltd.	70,000	145,846
	Huaku Development Co. Ltd.	836,816	2,363,815
#	Huang Hsiang Construction Corp.	205,800	244,739
	Hung Ching Development & Construction Co. Ltd.	598,000	418,016
#	Hung Sheng Construction Ltd.	1,184,251	656,080
	Huxen Corp.	119,244	188,356
	Hwa Fong Rubber Industrial Co. Ltd.	717,812	305,680
#	Hwacom Systems, Inc.	362,000	190,132
#	Ibase Technology, Inc.	132,000	316,151
*	IBF Financial Holdings Co. Ltd.	8,929,826	3,169,356
	IC Plus Corp.	56,000	79,604
#	Ichia Technologies, Inc.	673,000	679,913
#	I-Chiun Precision Industry Co. Ltd.	580,567	837,273
#	IEI Integration Corp.	388,832	824,253
#	Infortrend Technology, Inc.	695,163	402,147
#	Info-Tek Corp.	236,000	377,378
#	Ingentec Corp.	50,830	269,667
	Innodisk Corp.	268,705	2,481,860
#	Inpaq Technology Co. Ltd.	367,524	747,739
#	Insyde Software Corp.	97,000	452,276
	Intai Technology Corp.	135,400	480,941
#	Integrated Service Technology, Inc.	215,326	560,387
	IntelliEPI, Inc.	54,000	91,838
	International CSRC Investment Holdings Co.	2,493,363	1,470,187
	Iron Force Industrial Co. Ltd.	135,393	353,766
	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	678,355
	ITE Technology, Inc.	446,095	2,249,072

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ITEQ Corp.	766,040	$1,802,860
	J&V Energy Technology Co. Ltd.	12,000	30,060
#	Jarllytec Co. Ltd.	164,000	754,599
	Jess-Link Products Co. Ltd.	310,925	802,472
	Jetway Information Co. Ltd.	46,000	49,774
	Jetwell Computer Co. Ltd.	10,000	21,469
	Jia Wei Lifestyle, Inc.	52,000	92,587
	Jih Lin Technology Co. Ltd.	178,000	391,126
	Jiin Yeeh Ding Enterprise Co. Ltd.	27,200	41,846
#	Jinan Acetate Chemical Co. Ltd.	76,996	2,314,945
	Johnson Health Tech Co. Ltd.	37,000	75,371
	Joinsoon Electronics Manufacturing Co. Ltd.	82,000	63,003
#	Jourdeness Group Ltd.	111,000	213,574
	JPP Holding Co. Ltd.	14,000	54,155
#	K Laser Technology, Inc.	586,000	414,452
	Kaimei Electronic Corp.	278,183	531,102
#	Kaori Heat Treatment Co. Ltd.	254,197	1,653,380
	Kaulin Manufacturing Co. Ltd.	144,330	58,119
	Kedge Construction Co. Ltd.	15,525	34,903
*	Keding Enterprises Co. Ltd.	5,000	19,570
	KEE TAI Properties Co. Ltd.	1,306,473	607,648
	Kenda Rubber Industrial Co. Ltd.	1,850,155	1,667,841
	Kenmec Mechanical Engineering Co. Ltd.	328,000	507,747
#	Kerry TJ Logistics Co. Ltd.	732,000	838,152
#	Key Ware Electronics Co. Ltd.	305,666	100,490
#	Keystone Microtech Corp.	38,000	257,637
	Kindom Development Co. Ltd.	1,280,900	1,350,025
	King Chou Marine Technology Co. Ltd.	234,920	284,646
	King Slide Works Co. Ltd.	189,000	4,124,934
	King Yuan Electronics Co. Ltd.	2,765,979	6,553,158
	King’s Town Bank Co. Ltd.	2,885,701	3,309,337
# *	King’s Town Construction Co. Ltd.	333,074	314,188
	Kinik Co.	318,000	1,602,738
#	Kinko Optical Co. Ltd.	412,103	328,977
#	Kinpo Electronics	3,726,157	1,605,162
#	Kinsus Interconnect Technology Corp.	658,000	1,937,200
#	KMC Kuei Meng International, Inc.	205,253	764,089
#	KNH Enterprise Co. Ltd.	589,020	338,346
	Ko Ja Cayman Co. Ltd.	13,000	27,689
#	KS Terminals, Inc.	389,482	805,793
	Kung Long Batteries Industrial Co. Ltd.	248,000	994,459
*	Kung Sing Engineering Corp.	1,126,290	320,455
#	Kuo Toong International Co. Ltd.	662,648	729,402
*	Kuo Yang Construction Co. Ltd.	691,899	384,677
	Kwong Fong Industries Corp.	313,691	101,173
	Kwong Lung Enterprise Co. Ltd.	316,000	498,424
#	KYE Systems Corp.	772,672	277,117
	L&K Engineering Co. Ltd.	545,048	2,147,666
#	La Kaffa International Co. Ltd.	80,701	255,453
*	LAN FA Textile	805,933	244,394
#	LandMark Optoelectronics Corp.	276,300	803,144
*	Lang, Inc.	12,000	11,817
#	Lanner Electronics, Inc.	295,650	815,338
#	Laser Tek Taiwan Co. Ltd.	254,128	227,222
	Laster Tech Corp. Ltd.	107,091	162,982
	Leadtrend Technology Corp.	14,725	30,627
# *	Lealea Enterprise Co. Ltd.	2,497,967	783,013
*	Leatec Fine Ceramics Co. Ltd.	23,000	15,499
#	LEE CHI Enterprises Co. Ltd.	648,000	286,371

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Lelon Electronics Corp.	317,327	$535,194
#	Lemtech Holdings Co. Ltd.	108,055	269,240
*	Leofoo Development Co. Ltd.	93,278	48,102
# *	Li Cheng Enterprise Co. Ltd.	282,108	173,543
# *	Li Peng Enterprise Co. Ltd.	1,735,897	407,545
#	Lian HWA Food Corp.	342,392	922,749
	Lida Holdings Ltd.	189,400	201,826
	Lingsen Precision Industries Ltd.	1,273,506	833,149
	Lintes Technology Co. Ltd.	16,000	65,185
	Liton Technology Corp.	89,000	94,584
*	Long Bon International Co. Ltd.	694,274	336,417
	Longchen Paper & Packaging Co. Ltd.	2,508,637	1,073,604
	Longwell Co.	400,000	780,402
	Lu Hai Holding Corp.	110,102	102,957
#	Lucky Cement Corp.	540,000	223,546
	Lumax International Corp. Ltd.	303,832	762,148
*	Lung Yen Life Service Corp.	463,000	508,573
	Lungteh Shipbuilding Co. Ltd.	91,000	223,498
#	M3 Technology, Inc.	43,000	157,187
	M31 Technology Corp.	63,800	1,728,381
#	Macauto Industrial Co. Ltd.	172,000	388,346
#	Machvision, Inc.	135,398	751,431
	Macroblock, Inc.	81,000	250,613
	Makalot Industrial Co. Ltd.	572,481	6,407,462
#	Marketech International Corp.	227,000	931,739
#	Materials Analysis Technology, Inc.	188,320	1,200,795
	Maxigen Biotech, Inc.	12,600	18,275
#	Mayer Steel Pipe Corp.	538,567	465,104
	Maywufa Co. Ltd.	69,322	45,807
#	Mechema Chemicals International Corp.	164,000	387,803
*	Medigen Biotechnology Corp.	62,000	99,935
	Meiloon Industrial Co.	266,184	156,140
# *	Mercuries & Associates Holding Ltd.	1,697,367	660,167
*	Mercuries Life Insurance Co. Ltd.	8,134,240	1,266,702
#	Merida Industry Co. Ltd.	201,000	1,029,847
	Merry Electronics Co. Ltd.	520,914	1,428,022
#	METAAGE Corp.	96,000	179,662
#	Mildef Crete, Inc.	193,000	470,201
#	MIN AIK Technology Co. Ltd.	398,452	240,817
#	Mirle Automation Corp.	602,098	685,656
#	Mitac Holdings Corp.	2,861,918	3,258,767
# *	Mobiletron Electronics Co. Ltd.	155,800	252,954
#	MOSA Industrial Corp.	163,391	120,678
#	Mosel Vitelic, Inc.	169,000	173,526
	Motech Industries, Inc.	204,000	172,119
	MPI Corp.	228,000	1,336,322
	MSSCORPS Co. Ltd.	79,000	306,832
#	Nak Sealing Technologies Corp.	173,954	676,345
#	Namchow Holdings Co. Ltd.	573,000	866,873
	Nan Liu Enterprise Co. Ltd.	97,000	210,563
#	Nan Pao Resins Chemical Co. Ltd.	25,000	153,698
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	517,317	205,306
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	365,744
	Nantex Industry Co. Ltd.	927,606	985,894
#	National Aerospace Fasteners Corp.	74,000	198,627
#	National Petroleum Co. Ltd.	227,824	451,412
#	Netronix, Inc.	209,000	524,234
	New Best Wire Industrial Co. Ltd.	195,600	224,062
*	New Era Electronics Co. Ltd.	34,000	23,013

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Newmax Technology Co. Ltd.	118,000	$116,886
#	Nexcom International Co. Ltd.	429,094	537,457
#	Nichidenbo Corp.	656,417	1,127,250
	Nidec Chaun-Choung Technology Corp.	110,000	407,956
	Nien Hsing Textile Co. Ltd.	426,345	248,891
#	Niko Semiconductor Co. Ltd.	220,400	391,215
#	Nishoku Technology, Inc.	132,400	395,236
#	Nova Technology Corp.	84,000	322,320
	Nuvoton Technology Corp.	202,000	797,065
	O-Bank Co. Ltd.	2,729,071	786,230
*	Ocean Plastics Co. Ltd.	764,200	819,196
#	OK Biotech Co. Ltd.	215,130	157,704
#	Optimax Technology Corp.	164,000	157,962
	Orient Semiconductor Electronics Ltd.	1,061,599	1,366,367
	Oriental Union Chemical Corp.	1,655,267	931,573
#	O-TA Precision Industry Co. Ltd.	216,227	570,208
	Pacific Construction Co.	1,004,921	281,066
#	Pacific Hospital Supply Co. Ltd.	255,209	653,474
	Paiho Shih Holdings Corp.	481,283	303,074
#	Pan German Universal Motors Ltd.	32,000	301,577
#	Pan Jit International, Inc.	988,486	1,829,148
	Pan-International Industrial Corp.	1,321,747	1,390,703
#	Panion & BF Biotech, Inc.	203,449	710,663
	Paragon Technologies Co. Ltd.	163,246	156,069
#	Parpro Corp.	208,000	216,120
# *	PChome Online, Inc.	354,383	487,326
#	PCL Technologies, Inc.	196,400	458,434
#	P-Duke Technology Co. Ltd.	214,633	625,867
#	Pegavision Corp.	112,913	1,296,164
* ††	Pharmally International Holding Co. Ltd.	441,605	0
#	Phoenix Silicon International Corp.	335,160	507,088
*	Phytohealth Corp.	161,000	110,729
	Pixart Imaging, Inc.	504,150	2,004,249
#	Planet Technology Corp.	160,000	598,938
#	Plastron Precision Co. Ltd.	444,460	204,919
*	Plotech Co. Ltd.	61,800	32,008
#	Polytronics Technology Corp.	228,124	364,443
	Posiflex Technology, Inc.	92,457	286,385
#	Power Wind Health Industry, Inc.	119,314	433,187
	Powertip Technology Corp.	58,000	26,976
	Poya International Co. Ltd.	151,913	2,335,275
	President Securities Corp.	2,818,193	1,516,476
	Primax Electronics Ltd.	1,333,000	2,846,928
#	Prince Housing & Development Corp.	3,656,644	1,201,663
	Princeton Technology Corp.	180,000	157,256
#	Pro Hawk Corp.	81,000	374,836
* ††	Prodisc Technology, Inc.	1,707,199	0
#	Progate Group Corp.	36,000	213,662
	Prolific Technology, Inc.	40,000	31,955
#	Promate Electronic Co. Ltd.	622,000	1,042,243
#	Prosperity Dielectrics Co. Ltd.	366,559	503,884
	QST International Corp.	121,612	214,032
	Qualipoly Chemical Corp.	308,048	319,241
#	Quang Viet Enterprise Co. Ltd.	154,000	525,495
#	Quanta Storage, Inc.	548,000	1,162,789
#	Quintain Steel Co. Ltd.	1,002,039	405,521
#	Radiant Opto-Electronics Corp.	1,201,000	4,603,411
*	Radium Life Tech Co. Ltd.	1,929,242	520,647
#	Rafael Microelectronics, Inc.	76,821	374,800

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Raydium Semiconductor Corp.	166,000	$1,843,797
#	Rechi Precision Co. Ltd.	880,181	518,540
*	Rexon Industrial Corp. Ltd.	50,000	61,575
# *	Rich Development Co. Ltd.	1,752,036	480,639
*	Ritek Corp.	2,008,867	489,705
* ††	Roo Hsing Co. Ltd.	878,000	93,815
	Ruby Tech Corp.	12,000	30,061
#	Ruentex Engineering & Construction Co.	199,540	612,216
	Run Long Construction Co. Ltd.	22,000	63,728
	Sakura Development Co. Ltd.	389,555	522,719
#	Sampo Corp.	1,267,861	1,095,873
#	San Fang Chemical Industry Co. Ltd.	686,647	494,899
#	San Far Property Ltd.	573,510	306,280
#	San Fu Chemical Co. Ltd.	69,000	262,181
#	San Shing Fastech Corp.	445,875	741,241
	Sanitar Co. Ltd.	186,000	200,642
	Savior Lifetec Corp.	671,000	379,114
	SCI Pharmtech, Inc.	11,982	33,093
#	Scientech Corp.	190,000	1,067,302
	ScinoPharm Taiwan Ltd.	554,000	453,656
	SDI Corp.	398,000	1,241,750
#	Sea Sonic Electronics Co. Ltd.	87,000	244,162
#	Securitag Assembly Group Co.	37,000	112,107
#	Senao International Co. Ltd.	310,541	344,797
#	Senao Networks, Inc.	81,000	575,090
#	Sensortek Technology Corp.	30,000	389,835
#	Sercomm Corp.	818,000	2,854,029
#	Sesoda Corp.	616,803	578,598
#	Shan-Loong Transportation Co. Ltd.	262,000	245,198
#	Sharehope Medicine Co. Ltd.	309,300	307,347
	Sheng Yu Steel Co. Ltd.	328,980	236,754
#	ShenMao Technology, Inc.	355,891	646,449
#	Shieh Yih Machinery Industry Co. Ltd.	166,000	113,015
#	Shih Her Technologies, Inc.	173,000	386,303
	Shih Wei Navigation Co. Ltd.	966,842	530,381
	Shin Hai Gas Corp.	1,245	2,070
	Shin Hsiung Natural Gas Co. Ltd.	31,735	58,458
#	Shin Ruenn Development Co. Ltd.	167,000	255,847
#	Shin Zu Shing Co. Ltd.	584,943	1,672,580
#	Shinfox Energy Co. Ltd.	219,000	672,055
# *	Shining Building Business Co. Ltd.	1,272,814	399,261
	Shinkong Insurance Co. Ltd.	695,131	1,431,414
#	Shinkong Synthetic Fibers Corp.	4,198,395	1,950,899
	Shinkong Textile Co. Ltd.	788,542	1,073,188
	Shiny Chemical Industrial Co. Ltd.	394,467	1,531,316
#	ShunSin Technology Holding Ltd.	55,000	210,964
# *	Shuttle, Inc.	1,355,152	681,839
	Sigurd Microelectronics Corp.	1,466,907	2,693,408
	Silicon Integrated Systems Corp.	358,000	554,159
#	Simplo Technology Co. Ltd.	140,000	1,442,373
	Sincere Navigation Corp.	869,139	582,492
#	Singatron Enterprise Co. Ltd.	149,000	117,684
	Sinher Technology, Inc.	173,000	185,191
	Sinmag Equipment Corp.	169,056	753,034
	Sinon Corp.	1,362,510	1,537,680
	Sinopower Semiconductor, Inc.	13,200	39,276
#	Sinphar Pharmaceutical Co. Ltd.	223,938	221,221
	Sinyi Realty, Inc.	834,660	729,189
	Sirtec International Co. Ltd.	241,600	210,098

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sitronix Technology Corp.	366,879	$3,243,075
#	Siward Crystal Technology Co. Ltd.	517,000	476,645
	Soft-World International Corp.	246,000	725,147
	Solar Applied Materials Technology Corp.	1,527,372	1,842,841
#	Solomon Technology Corp.	420,000	437,120
#	Solteam, Inc.	233,607	300,579
	Solytech Enterprise Corp.	119,000	66,044
	Sonix Technology Co. Ltd.	549,000	838,248
	Southeast Cement Co. Ltd.	579,700	324,692
#	Speed Tech Corp.	321,000	496,560
#	Spirox Corp.	298,824	343,281
	Sporton International, Inc.	265,231	1,750,843
	Sports Gear Co. Ltd.	66,000	134,457
#	St Shine Optical Co. Ltd.	167,000	936,796
	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	538,707
	Standard Foods Corp.	978,000	1,139,497
#	Stark Technology, Inc.	345,688	1,203,185
#	Sun Yad Construction Co. Ltd.	233,512	73,502
	Sunjuice Holdings Co. Ltd.	16,000	110,188
	Sunko INK Co. Ltd.	483,400	253,749
#	SunMax Biotechnology Co. Ltd.	96,000	574,199
	Sunny Friend Environmental Technology Co. Ltd.	252,998	808,659
#	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	1,794,257
	Sunplus Innovation Technology, Inc.	22,000	80,461
#	Sunplus Technology Co. Ltd.	1,763,000	1,645,293
	Sunrex Technology Corp.	298,612	456,328
	Sunspring Metal Corp.	328,069	226,416
	Superior Plating Technology Co. Ltd.	14,000	25,374
#	Supreme Electronics Co. Ltd.	1,750,184	3,006,465
	Swancor Holding Co. Ltd.	176,000	468,874
#	Sweeten Real Estate Development Co. Ltd.	728,712	555,423
#	Symtek Automation Asia Co. Ltd.	188,398	578,582
#	Syncmold Enterprise Corp.	311,750	644,582
	Syngen Biotech Co. Ltd.	17,000	83,533
	Synmosa Biopharma Corp.	142,076	164,648
#	Syscom Computer Engineering Co.	54,000	80,332
# *	Sysgration	291,000	288,892
#	Systex Corp.	475,388	1,472,596
#	T3EX Global Holdings Corp.	224,000	504,999
#	Ta Liang Technology Co. Ltd.	142,140	197,837
#	Ta Ya Electric Wire & Cable	1,647,685	1,636,080
#	Ta Yih Industrial Co. Ltd.	106,000	115,221
	Tah Hsin Industrial Corp.	221,092	484,066
#	TAI Roun Products Co. Ltd.	201,000	83,812
	TA-I Technology Co. Ltd.	397,788	547,063
*	Tai Tung Communication Co. Ltd.	345,267	178,348
	Taichung Commercial Bank Co. Ltd.	13,545,371	6,148,358
	TaiDoc Technology Corp.	185,470	815,806
#	Taiflex Scientific Co. Ltd.	657,340	843,522
#	Taimide Tech, Inc.	385,262	456,056
	Tainan Enterprises Co. Ltd.	250,370	239,585
	Tainan Spinning Co. Ltd.	4,077,044	1,787,798
#	Tai-Saw Technology Co. Ltd.	235,120	192,049
#	TaiSol Electronics Co. Ltd.	124,000	229,963
	Taisun Enterprise Co. Ltd.	429,648	266,909
#	Taita Chemical Co. Ltd.	948,828	483,792
	TAI-TECH Advanced Electronics Co. Ltd.	77,000	239,953
	Taiwan Chinsan Electronic Industrial Co. Ltd.	361,113	390,737
	Taiwan Cogeneration Corp.	1,166,845	1,425,216

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Environment Scientific Co. Ltd.	29,365	$55,722
	Taiwan FamilyMart Co. Ltd.	25,000	143,290
#	Taiwan Fertilizer Co. Ltd.	498,000	912,467
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	716,694
	Taiwan FU Hsing Industrial Co. Ltd.	620,000	826,822
*	Taiwan Glass Industry Corp.	318,000	179,443
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	2,750,788
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	569,120	630,133
* ††	Taiwan Kolin Co. Ltd.	1,356,000	0
††	Taiwan Land Development Corp.	2,845,991	44,092
	Taiwan Line Tek Electronic	148,510	176,589
#	Taiwan Mask Corp.	478,000	1,008,525
	Taiwan Navigation Co. Ltd.	730,777	619,948
#	Taiwan Paiho Ltd.	915,287	1,623,588
	Taiwan PCB Techvest Co. Ltd.	954,238	1,249,852
#	Taiwan Sakura Corp.	715,803	1,404,654
	Taiwan Sanyo Electric Co. Ltd.	426,400	496,225
	Taiwan Secom Co. Ltd.	327,000	1,191,032
#	Taiwan Semiconductor Co. Ltd.	665,000	1,607,616
	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,613,102
	Taiwan Steel Union Co. Ltd.	18,000	48,199
#	Taiwan Styrene Monomer	1,787,209	850,447
	Taiwan Surface Mounting Technology Corp.	856,388	2,420,167
	Taiwan Taxi Co. Ltd.	85,888	272,277
# *	Taiwan TEA Corp.	1,590,897	973,608
#	Taiwan Union Technology Corp.	749,000	2,472,083
#	Taiwan-Asia Semiconductor Corp.	1,059,804	1,470,169
	Taiyen Biotech Co. Ltd.	383,883	393,839
#	TCI Co. Ltd.	275,746	1,474,080
#	Te Chang Construction Co. Ltd.	258,206	521,493
#	Tehmag Foods Corp.	116,380	1,032,934
	Ten Ren Tea Co. Ltd.	140,980	151,164
#	Tera Autotech Corp.	91,885	78,649
#	Test Research, Inc.	562,821	1,044,890
	Test Rite International Co. Ltd.	1,117,495	691,058
	Thermaltake Technology Co. Ltd.	75,000	86,000
#	Thinking Electronic Industrial Co. Ltd.	241,204	1,019,972
#	Thye Ming Industrial Co. Ltd.	391,135	661,241
	Tofu Restaurant Co. Ltd.	6,000	47,350
	Ton Yi Industrial Corp.	2,548,644	1,236,678
#	Tong Hsing Electronic Industries Ltd.	580,681	2,410,222
	Tong Yang Industry Co. Ltd.	1,121,741	2,544,689
#	Tong-Tai Machine & Tool Co. Ltd.	543,892	289,683
	Top Union Electronics Corp.	212,475	202,697
#	Topco Scientific Co. Ltd.	566,356	2,959,160
#	Topco Technologies Corp.	182,720	389,945
#	Topkey Corp.	222,000	1,105,367
	Topoint Technology Co. Ltd.	428,898	352,008
#	TPK Holding Co. Ltd.	1,025,000	1,015,985
#	Trade-Van Information Services Co.	255,000	522,796
	Transart Graphics Co. Ltd.	18,000	28,167
	Transcend Information, Inc.	611,000	1,385,723
	Transcom, Inc.	124,300	605,806
	Tripod Technology Corp.	284,000	1,453,969
	Tsann Kuen Enterprise Co. Ltd.	172,059	204,966
#	TSC Auto ID Technology Co. Ltd.	108,296	777,947
	TSEC Corp.	1,401,584	1,232,365
	TSRC Corp.	1,734,200	1,226,817
	Ttet Union Corp.	153,000	665,275

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	TTFB Co. Ltd.	44,091	$322,239
	TTY Biopharm Co. Ltd.	620,979	1,606,718
# *	Tul Corp.	40,000	112,424
	Tung Ho Steel Enterprise Corp.	1,636,630	3,285,244
	Tung Thih Electronic Co. Ltd.	192,000	788,524
#	TURVO International Co. Ltd.	131,922	546,887
	TXC Corp.	1,004,053	2,977,608
	TYC Brother Industrial Co. Ltd.	768,980	892,296
*	Tycoons Group Enterprise	1,191,779	432,981
# *	Tyntek Corp.	1,029,039	573,222
#	UDE Corp.	251,000	388,646
	Ultra Chip, Inc.	166,000	451,189
#	U-Ming Marine Transport Corp.	1,358,000	1,861,078
	Unictron Technologies Corp.	23,000	71,774
#	Uniform Industrial Corp.	78,000	93,564
	Union Bank of Taiwan	7,970,310	3,247,649
#	Unitech Computer Co. Ltd.	341,804	341,088
#	Unitech Printed Circuit Board Corp.	1,984,648	1,137,434
#	United Integrated Services Co. Ltd.	552,951	4,105,290
	United Orthopedic Corp.	230,935	475,176
#	United Radiant Technology	287,000	157,974
	United Recommend International Co. Ltd.	69,310	186,035
	United Renewable Energy Co. Ltd.	3,873,437	1,784,336
* ††	Unity Opto Technology Co. Ltd.	2,760,500	0
	Univacco Technology, Inc.	32,000	26,583
#	Universal Cement Corp.	1,592,825	1,247,637
*	Universal Microelectronics Co. Ltd.	73,000	53,532
#	Universal Microwave Technology, Inc.	57,000	297,842
	Universal Vision Biotechnology Co. Ltd.	131,652	1,209,819
	UPC Technology Corp.	2,742,124	1,251,439
	Userjoy Technology Co. Ltd.	186,466	439,476
	USI Corp.	2,776,156	1,652,397
#	Utechzone Co. Ltd.	189,000	404,092
	Value Valves Co. Ltd.	7,000	19,471
	Ve Wong Corp.	556,696	739,467
#	Ventec International Group Co. Ltd., Class C	167,000	435,760
	VIA Labs, Inc.	11,000	68,835
#	Viking Tech Corp.	140,000	210,626
#	Visco Vision, Inc.	68,000	390,026
	Visual Photonics Epitaxy Co. Ltd.	522,772	2,383,826
#	Vivotek, Inc.	127,704	526,283
#	Wafer Works Corp.	1,542,251	2,081,077
#	Waffer Technology Corp.	319,512	1,073,168
	Wah Hong Industrial Corp.	144,021	172,094
	Wah Lee Industrial Corp.	598,300	1,743,590
	Walsin Technology Corp.	724,000	2,345,538
	Walton Advanced Engineering, Inc.	1,075,197	495,738
#	WAN HWA Enterprise Co.	374,238	139,182
*	We&Win Diversification Co. Ltd.	95,000	74,543
	WEI Chih Steel Industrial Co. Ltd.	43,000	30,002
#	Wei Chuan Foods Corp.	978,000	558,682
#	Weikeng Industrial Co. Ltd.	1,269,459	1,055,482
	Well Shin Technology Co. Ltd.	319,000	478,925
	WELLELL, Inc.	10,500	8,817
#	Wha Yu Industrial Co. Ltd.	305,000	174,849
#	Wholetech System Hitech Ltd.	207,000	316,021
#	Winmate, Inc.	130,000	454,255
	Winstek Semiconductor Co. Ltd.	234,000	611,210
* ††	Wintek Corp.	5,447,000	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	WinWay Technology Co. Ltd.	50,000	$988,950
#	Wisdom Marine Lines Co. Ltd.	1,321,241	1,706,030
#	Wistron Information Technology & Services Corp.	87,901	296,325
	Wistron NeWeb Corp.	895,155	3,536,309
	Wowprime Corp.	225,400	1,665,129
	WT Microelectronics Co. Ltd.	1,038,450	3,809,594
#	WUS Printed Circuit Co. Ltd.	599,737	624,299
*	XAC Automation Corp.	139,000	90,615
	XinTec, Inc.	459,000	1,646,089
	Xxentria Technology Materials Corp.	535,927	1,176,486
#	Yankey Engineering Co. Ltd.	66,502	543,861
#	Yao Sheng Electronic Co. Ltd.	24,147	49,904
#	YC INOX Co. Ltd.	1,267,609	1,027,118
	Yea Shin International Development Co. Ltd.	784,799	624,317
#	Yem Chio Co. Ltd.	1,348,518	665,626
	Yen Sun Technology Corp.	15,000	17,890
# *	Yeong Guan Energy Technology Group Co. Ltd.	268,987	423,758
	YFC-Boneagle Electric Co. Ltd.	275,687	225,930
#	YFY, Inc.	1,099,212	1,012,157
#	Yi Jinn Industrial Co. Ltd.	669,284	359,465
#	Yieh Phui Enterprise Co. Ltd.	3,414,651	1,630,224
	Yonyu Plastics Co. Ltd.	267,600	258,531
	Young Fast Optoelectronics Co. Ltd.	335,872	400,039
*	Young Optics, Inc.	11,000	18,753
#	Youngtek Electronics Corp.	357,666	631,883
	Yuanta Futures Co. Ltd.	342,827	621,575
	Yuen Chang Stainless Steel Co. Ltd., Class C	60,000	29,036
	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	162,120
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	567,034
#	Yungshin Construction & Development Co. Ltd.	377,000	967,554
	YungShin Global Holding Corp.	758,015	1,034,838
	Yusin Holding Corp.	28,721	97,227
#	Zeng Hsing Industrial Co. Ltd.	225,726	745,415
#	Zenitron Corp.	654,000	636,300
#	Zero One Technology Co. Ltd.	522,226	979,985
*	Zhong Yang Technology Co. Ltd.	16,819	20,127
#	Zig Sheng Industrial Co. Ltd.	1,224,732	376,422
# *	Zinwell Corp.	800,586	589,264
#	Zippy Technology Corp.	409,948	574,624
	Zyxel Group Corp.	859,225	1,453,534

TOTAL TAIWAN			662,127,748

THAILAND — (1.7%)
	AAPICO Hitech PCL, NVDR	44,370	34,565
	AAPICO Hitech PCL	802,032	624,801
*	Absolute Clean Energy PCL	5,527,500	233,757
	Advanced Information Technology PCL, Class F	4,783,300	574,914
	After You PCL	945,700	247,328
*	AJ Plast PCL	146,688	26,120
	Allianz Ayudhya Capital PCL	195,200	198,228
	Alucon PCL	1,700	8,324
	Amata Corp. PCL	2,743,310	1,816,534
	AP Thailand PCL	4,768,116	1,432,723
	Asia Plus Group Holdings PCL	7,797,100	594,395
	Asia Sermkij Leasing PCL, NVDR	1,307,600	738,521
	Asian Insulators PCL	507,850	59,627
	Asphere Innovations PCL	558,596	108,013
*	Bangkok Airways PCL	1,330,500	503,437
	Bangkok Commercial Asset Management PCL	916,200	228,142

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bangkok Insurance PCL	192,481	$1,601,219
*	Bangkok Land PCL	40,183,170	771,410
	BCPG PCL	2,919,000	718,736
	BEC World PCL	2,019,133	303,354
*	Better World Green PCL	10,303,633	149,068
	BG Container Glass PCL	57,300	14,029
*	Bound & Beyond PCL	74,300	24,600
	Business Online PCL	180,800	48,290
	Cal-Comp Electronics Thailand PCL, Class F	9,982,652	422,164
	CH Karnchang PCL	2,133,300	1,293,898
	Charoong Thai Wire & Cable PCL, Class F	417,700	52,064
	Chayo Group PCL	171,504	26,483
	Chularat Hospital PCL, Class F	9,488,400	834,203
	CIMB Thai Bank PCL	1,144,300	19,102
	CK Power PCL	4,197,600	352,695
*	Demco PCL	121,560	0
#	Dhipaya Group Holdings PCL	2,171,100	2,053,764
	Diamond Building Products PCL	166,700	35,712
	Don Muang Tollway PCL	215,200	71,249
	Dynasty Ceramic PCL	12,811,500	566,746
	Eastern Polymer Group PCL, Class F	2,120,387	389,360
	Eastern Water Resources Development & Management PCL, Class F	2,027,600	236,932
	Ekachai Medical Care PCL	1,084,021	230,723
*	Erawan Group PCL	3,568,600	516,289
#	Exotic Food PCL, Class F	382,700	330,074
	Forth Corp. PCL	549,300	340,805
	Forth Smart Service PCL	778,351	165,664
	GFPT PCL	1,538,800	436,691
	Global Green Chemicals PCL, Class F	1,314,600	288,943
*	Green Tech Ventures PCL, Class F	13,259,934	62,717
* ††	Group Lease PCL, NVDR	1,644,700	5,578
	Gunkul Engineering PCL	8,740,500	554,451
	Haad Thip PCL	456,400	198,090
	Hana Microelectronics PCL	787,700	1,145,088
	ICC International PCL	204,600	233,389
	Ichitan Group PCL	1,568,200	667,551
	Index Livingmall PCL	361,000	226,990
	Interlink Communication PCL	452,600	89,406
*	IT City PCL	152,900	13,102
*	Italian-Thai Development PCL	10,308,376	355,634
* ††	ITV PLC	2,785,600	0
*	Jasmine International PCL	9,749,431	558,777
	Jaymart Group Holdings PCL	1,147,900	523,769
	Jubilee Enterprise PCL	267,500	135,452
	Karmarts PCL	1,751,400	516,515
	KGI Securities Thailand PCL	502,000	61,454
	Khon Kaen Sugar Industry PCL	6,254,237	497,659
	Lalin Property PCL	495,500	113,734
	Lanna Resources PCL	609,350	249,216
	LH Financial Group PCL	20,937,239	576,695
*	Loxley PCL	4,652,776	205,826
#	LPN Development PCL	2,956,602	327,392
	Major Cineplex Group PCL	721,400	305,078
*	Master Ad PCL	3,883,000	51,856
	MBK PCL	3,654,355	1,626,756
	MC Group PCL	783,000	265,775
	MCS Steel PCL	1,043,700	190,199
	Mega Lifesciences PCL	622,600	705,876
*	Millcon Steel PCL	5,433,354	55,932

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Modernform Group PCL	1,578,500	$117,699
	Muang Thai Insurance PCL	61,288	192,684
	Netbay PCL	258,600	145,335
	Next Capital PCL	559,200	42,629
	Noble Development PCL	2,211,200	212,861
	Nonthavej Hospital PCL	3,300	3,397
	Northeast Rubber PCL	2,561,112	326,352
*	Nusasiri PCL	6,952,100	69,632
	Origin Property PCL, Class F	2,459,750	612,500
	Plan B Media Pcl, Class F	5,295,156	1,200,682
*	Platinum Group PCL, Class F	3,335,800	267,291
	Polyplex Thailand PCL	1,079,650	297,379
	Praram 9 Hospital PCL	544,200	243,768
	Precious Shipping PCL	1,973,031	461,110
	Premier Marketing PCL	1,245,400	287,593
	Prima Marine PCL	2,655,466	446,980
*	Principal Capital PCL	1,440,600	173,950
	Property Perfect PCL	22,724,846	189,677
	Pruksa Holding PCL	2,053,900	714,301
	PTG Energy PCL	2,690,600	610,096
	Quality Houses PCL	27,896,326	1,738,548
	R&B Food Supply PCL	838,100	254,164
*	Rabbit Holdings PCL, Class F	42,284,431	588,223
*	Raimon Land PCL	6,123,100	76,661
	Rajthanee Hospital PCL	505,200	365,450
	Ratchaphruek Hospital PCL, Class F	146,400	25,661
	Ratchthani Leasing PCL	7,260,155	565,582
	Regional Container Lines PCL	958,900	522,903
	Rojana Industrial Park PCL	2,767,654	462,014
	RS PCL	2,093,080	791,984
	S 11 Group PCL	282,500	28,924
*	S Hotels & Resorts PCL	3,032,541	199,118
	Sabina PCL	419,600	284,851
	Saha Pathana Inter-Holding PCL	692,300	1,300,139
	Sahamitr Pressure Container PCL	656,393	193,580
	Saha-Union PCL	753,300	633,994
*	Samart Corp. PCL	1,268,300	153,851
	Sansiri PCL	35,872,610	1,527,025
	Sappe PCL	407,400	864,276
	SC Asset Corp. PCL	5,244,915	493,227
	SCG Ceramics PCL	2,696,100	162,025
	SCGJWD Logistics PCL	56,000	18,073
*	SEN X PCL	835,300	13,014
	Sena Development PCL	2,107,633	138,388
	Sermsang Power Corp. Co. Ltd.	1,594,706	255,117
*	Siam Wellness Group Pcl, Class F	216,100	71,547
	Siamgas & Petrochemicals PCL	2,078,300	459,692
	Sikarin PCL, Class F	65,000	18,989
	Singer Thailand PCL	408,900	98,976
	Singha Estate PCL	6,603,154	161,669
	Sino-Thai Engineering & Construction PCL	2,694,735	641,023
	SISB PCL	337,900	274,983
# * ††	SMI Holdings Group Ltd.	6,033,814	0
	SNC Former PCL	485,400	130,998
	Somboon Advance Technology PCL	884,037	435,347
	SPCG PCL	1,347,000	483,447
	Sri Trang Agro-Industry PCL	2,221,892	890,179
	Sri Trang Gloves Thailand PCL	2,125,400	345,930
	Srinanaporn Marketing PCL	670,900	302,388

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Srivichai Vejvivat PCL	640,600	$131,890
	Stars Microelectronics Thailand PCL	1,193,300	160,025
*	STP & I PCL	2,791,364	214,347
*	Super Energy Corp. PCL	40,698,191	486,895
	Susco PCL	1,816,400	228,424
	SVI PCL	1,049,400	202,917
	Synnex Thailand PCL	599,140	154,192
	TAC Consumer PCL, Class F	849,400	102,091
	Taokaenoi Food & Marketing PCL, Class F	1,566,780	448,990
	Tata Steel Thailand PCL	692,600	15,416
	Thai Nakarin Hospital PCL	297,800	289,991
*	Thai Reinsurance PCL	8,213,800	178,250
	Thai Solar Energy PCL, Class F	2,694,679	128,202
	Thai Stanley Electric PCL, Class F	134,700	668,956
	Thai Vegetable Oil PCL	1,876,482	1,101,586
	Thai Wacoal PCL	71,900	67,264
	Thai Wah PCL, Class F	1,533,100	171,470
	Thaicom PCL	2,181,700	758,747
#	Thaifoods Group PCL, Class F	2,861,600	254,771
	Thaire Life Assurance PCL, Class F	224,935	19,776
	Thitikorn PCL	280,400	41,347
	Thoresen Thai Agencies PCL	3,560,578	510,175
	Tipco Asphalt PCL	1,651,964	864,072
	TIPCO Foods PCL	620,682	158,009
	TKS Technologies PCL	938,543	172,341
	TMT Steel PCL	964,000	162,265
	TPI Polene PCL	15,805,900	606,862
	TPI Polene Power PCL	6,524,702	599,055
	TQM Alpha PCL	546,876	464,067
	Triple i Logistics PCL	826,353	243,704
	TTCL PCL	707,340	73,209
	TTW PCL	2,780,400	700,080
	Union Auction PCL	788,500	218,281
*	Unique Engineering & Construction PCL	736,170	56,940
	United Paper PCL	1,084,800	322,943
	Univanich Palm Oil PCL	1,335,500	306,542
	Vanachai Group PCL	1,592,659	163,952
	VGI PCL	2,310,600	123,429
††	Vinythai PCL	16,237	1,035
	WHA Utilities & Power PCL	3,073,000	314,631
	WICE Logistics PCL	812,000	140,068
	Workpoint Entertainment PCL	498,440	146,998
*	Xspring Capital PCL	14,785,800	362,009
	YGGDRAZIL Group PCL	321,800	67,149

TOTAL THAILAND			65,434,892

TURKEY — (2.0%)
	Adel Kalemcilik Ticaret ve Sanayi AS	6,312	111,900
*	Adese Alisveris Merkezleri Ticaret AS	3,642,293	249,571
	Afyon Cimento Sanayi TAS	758,071	362,951
	Agesa Hayat ve Emeklilik AS	52,014	108,175
	Akcansa Cimento AS	119,209	709,309
	Aksa Akrilik Kimya Sanayii AS	402,215	1,259,777
*	Aksigorta AS	1,457,492	323,768
*	Albaraka Turk Katilim Bankasi AS	3,396,556	499,247
	Alkim Alkali Kimya AS	191,634	253,847
	Altinyag Kombinalari AS	514,595	159,051
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	1,365,111
	Anadolu Hayat Emeklilik AS	202,753	336,393

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS	18,877	$151,422
	ARD Grup Bilisim Teknolojileri AS	425,980	340,077
	Arena Bilgisayar Sanayi ve Ticaret AS	2,781	2,490
*	Aydem Yenilenebilir Enerji AS, Class A	548,593	382,673
	Ayen Enerji AS	77,306	77,514
	Aygaz AS	201,864	979,513
	Bagfas Bandirma Gubre Fabrikalari AS	169,586	202,686
*	Banvit Bandirma Vitaminli Yem Sanayii AS	8,204	32,790
*	Baticim Bati Anadolu Cimento Sanayii AS	200,482	837,703
	Bera Holding AS	2,181,858	1,317,934
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	156,505	244,767
*	Biotrend Cevre VE Enerji Yatirimlari AS	640,925	406,703
	Bogazici Beton Sanayi Ve Ticaret AS	232,497	314,353
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	90,214	2,943,573
	Borusan Yatirim ve Pazarlama AS	3,835	315,059
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	709	247,765
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	73,524	211,039
*	Bursa Cimento Fabrikasi AS	2,021,576	669,219
	Celebi Hava Servisi AS	6,362	231,307
*	Cemas Dokum Sanayi AS	1,927,018	347,425
	Cemtas Celik Makina Sanayi Ve Ticaret AS	501,461	210,720
	Cimsa Cimento Sanayi VE Ticaret AS	1,354,087	1,754,132
	Deva Holding AS	102,907	301,165
	Dogan Sirketler Grubu Holding AS	3,025,654	1,463,948
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	635,533	278,899
	Eczacibasi Yatirim Holding Ortakligi AS	76,701	714,722
	EGE Endustri VE Ticaret AS	3,476	1,087,437
	EGE Gubre Sanayii AS	41,962	190,220
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	758,160
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	341,390
	Escar Turizm Tasimacilik Ticaret AS	26,085	156,593
	Esenboga Elektrik Uretim AS	63,375	201,233
	Europap Tezol Kagit Sanayi VE Ticaret AS	285,408	181,905
*	Europen Endustri Insaat Sanayi VE Ticaret AS	289,567	153,238
	Galata Wind Enerji AS	446,347	422,582
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	252,053	532,308
*	Gersan Elektrik Ticaret ve Sanayi AS	154,162	156,413
*	Global Yatirim Holding AS	1,488,949	632,413
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	24,726	246,741
*	Goodyear Lastikleri TAS	268,622	198,356
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	616,523
	GSD Holding AS	1,840,955	249,219
*	Hitit Bilgisayar Hizmetleri AS	12,164	25,229
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	477,939	381,733
	Info Yatirim AS	67,223	41,820
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	300,257	403,167
*	Is Finansal Kiralama AS	985,819	424,356
	Is Yatirim Menkul Degerler AS, Class A	1,664,797	2,489,296
*	Izmir Demir Celik Sanayi AS	2,040,105	431,573
	Jantsa Jant Sanayi Ve Ticaret AS	27,523	126,985
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	351,760	321,267
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	755,481	568,580
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	258,839	184,181
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,400,736	2,118,504
*	Karel Elektronik Sanayi ve Ticaret AS	238,054	252,354
*	Karsan Otomotiv Sanayii Ve Ticaret AS	919,275	309,551
	Kartonsan Karton Sanayi ve Ticaret AS	32,600	94,342
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	3,217,433	278,228
*	Kerevitas Gida Sanayi ve Ticaret AS	561,617	219,213

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Kervan Gida Sanayi Ve Ticaret AS	180,782	$146,899
*	Konya Cimento Sanayii AS	2,458	684,406
	Konya Kagit Sanayi VE Ticaret AS	29,284	50,755
	Kordsa Teknik Tekstil AS	178,590	526,554
*	Koza Anadolu Metal Madencilik Isletmeleri AS	683,786	1,271,094
	LDR Turizm AS	49,687	284,314
	Logo Yazilim Sanayi Ve Ticaret AS	215,241	486,385
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	504,400	1,700,395
*	Menderes Tekstil Sanayi ve Ticaret AS	210,017	71,116
	Migros Ticaret AS	300,655	3,586,512
* Ω	MLP Saglik Hizmetleri AS	338,316	1,827,720
	Naturel Yenilenebilir Enerji Ticaret AS	20,176	224,284
*	NET Holding AS	569,393	402,078
	Nuh Cimento Sanayi AS	230,473	2,785,622
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	3,103,877	1,293,459
	Orge Enerji Elektrik Taahhut AS	55,619	97,989
*	Otokar Otomotiv Ve Savunma Sanayi AS	115,545	1,627,895
*	Oyak Cimento Fabrikalari AS	537,603	1,352,015
*	Oyak Yatirim Menkul Degerler AS	113,221	190,954
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	90,062	182,893
	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS, Class B	9,795	7,640
*	Parsan Makina Parcalari Sanayii AS	67,138	276,484
*	Peker Gayrimenkul Yatirim Ortakligi AS	1,291,788	1,248,620
	Penta Teknoloji Urunleri Dagitim Ticaret AS	12,641	9,162
	Pinar SUT Mamulleri Sanayii AS	29,045	76,132
	Polisan Holding AS	611,674	324,075
	Politeknik Metal Sanayi ve Ticaret AS	255	82,264
*	Qua Granite Hayal.	1,328,615	258,852
# *	Reysas Tasimacilik ve Lojistik Ticaret AS	1,408,704	1,553,607
*	RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS	67,152	30,946
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,620,353	1,805,197
*	Sasa Polyester Sanayi AS	2,497,770	3,783,002
	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	62,848	241,431
	Sekerbank Turk AS	3,617,937	852,279
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	704,115
	Sok Marketler Ticaret AS	827,810	1,749,862
*	Tat Gida Sanayi AS	31,241	43,529
	Tekfen Holding AS	606,459	875,129
*	Teknosa Ic Ve Dis Ticaret AS	425,506	477,681
*	Tukas Gida Sanayi ve Ticaret AS	881,591	242,706
*	Tumosan Motor ve Traktor Sanayi AS	47,923	163,882
*	Turcas Petrol AS	410,905	368,135
	Turk Traktor ve Ziraat Makineleri AS	23,992	613,570
	Turkiye Sigorta AS	228,371	301,567
*	Turkiye Sinai Kalkinma Bankasi AS	4,705,310	1,115,583
*	Ulker Biskuvi Sanayi AS	475,548	1,218,521
	Ulusoy Un Sanayi ve Ticaret AS	105,649	101,211
	Vakif Finansal Kiralama AS	1,192,411	203,349
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	39,862	127,807
	Vestel Beyaz Esya Sanayi ve Ticaret AS	944,097	559,779
*	Vestel Elektronik Sanayi ve Ticaret AS	315,042	679,281
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	362,255	383,013
	Yayla Agro Gida Sanayi VE Nakliyat AS	441,491	271,532
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,692,521	291,009
*	Zorlu Enerji Elektrik Uretim AS	4,720,490	883,184

TOTAL TURKEY			76,231,283

UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Islamic Bank PJSC	4,054,847	11,362,242

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Hotels	4,359,030	$1,140,684
	Abu Dhabi National Insurance Co. PSC	107,433	176,409
*	Abu Dhabi Ports Co. PJSC	1,238,101	2,012,150
	Abu Dhabi Ship Building Co. PJSC	238,479	258,830
	Agthia Group PJSC	884,455	1,072,430
	Air Arabia PJSC	7,242,142	5,168,458
*	Ajman Bank PJSC	4,183,966	2,334,649
*	AL Seer Marine Supplies & Equipment Co. LLC	487,771	1,071,389
	AL Yah Satellite Communications Co-PJSC-Yah Sat	1,779,531	1,230,714
	Aldar Properties PJSC	18,000	25,498
	Amanat Holdings PJSC	3,761,225	1,018,866
*	Amlak Finance PJSC	2,616,388	566,789
*	Apex Investment Co. PSC	4,683,972	2,310,130
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,267,198	1,421,670
	Burjeel Holdings PLC	1,253,400	993,185
	Dana Gas PJSC	12,344,894	2,723,167
*	Deyaar Development PJSC	4,912,920	787,537
	Dubai Financial Market PJSC	4,888,268	1,743,260
	Dubai Investments PJSC	5,661,475	3,478,943
	Emaar Development PJSC	2,871,694	4,846,189
	Emirates Integrated Telecommunications Co. PJSC	776,127	1,136,652
*	EMSTEEL Building Materials PJSC	5,836,998	2,146,671
*	Eshraq Investments PJSC	4,600,852	545,387
	Fertiglobe PLC	3,127,584	2,734,864
*	Ghitha Holding PJSC	54,292	567,716
*	Gulf Navigation Holding PJSC	1,104,805	2,168,029
*	Gulf Pharmaceutical Industries PSC	67,736	14,228
*	Islamic Arab Insurance Co.	81,388	13,088
*	Manazel PJSC	4,162,060	410,368
*	Multiply Group PJSC	2,609,999	2,418,445
*	Palms Sports PrJSC	87,683	307,917
*	RAK Properties PJSC	4,389,428	1,279,654
	Ras Al Khaimah Ceramics	1,082,716	716,352
*	Shuaa Capital PSC	2,596,327	184,706
*	Union Properties PJSC	8,352,089	752,086

TOTAL UNITED ARAB EMIRATES			61,139,352

UNITED STATES — (0.0%)
* ††	Rexlot Holdings	98,652,252	0

TOTAL COMMON STOCKS			3,785,469,533

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
*	Alpargatas SA	589,466	964,565
	Banco ABC Brasil SA, 6.373%	306,970	1,139,170
	Banco ABC Brasil SA	15,695	61,918
Ω	Banco BMG SA, 7.152%	238,649	109,343
	Banco do Estado do Rio Grande do Sul SA Class B, 8.640%	708,161	1,531,007
	Banco Pan SA, 3.575%	928,037	1,294,015
	Banco Pine SA, 4.621%	46,090	32,087
	Centrais Eletricas de Santa Catarina SA, 9.337%	59,700	737,347
	Cia de Ferro Ligas da Bahia FERBASA, 6.731%	166,103	1,602,140
	Cia de Saneamento do Parana, 8.566%	4,195,627	3,628,290
	Cia Energetica do Ceara Class A, 0.771%	69,567	551,100
	Cia Paranaense de Energia, 8.364%	1,120,653	1,864,884
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 5.014%	549,278	2,308,564
	Eucatex SA Industria e Comercio, 6.424%	196,878	480,309

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Grazziotin SA, 8.054%	7,807	$39,641
	Marcopolo SA, 7.137%	1,801,511	1,872,349
	Randon SA Implementos e Participacoes, 4.690%	628,787	1,360,652
	Schulz SA, 4.046%	370,405	539,252
	Taurus Armas SA, 9.430%	180,574	530,073
	Track & Field Co. SA, 1.546%	148,500	391,444
	Unipar Carbocloro SA Class B, 9.710%	260,649	3,676,767
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.974%	1,439,921	1,887,812

TOTAL BRAZIL			26,602,729

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.848%	482,743	636,647
	Embotelladora Andina SA Class B, 8.280%	112,369	228,488

TOTAL CHILE			865,135

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 6.302%	343,231	38,359

INDIA — (0.0%)
	Sundaram Clayton Ltd.	1,268	158
*	TVS Holdings Ltd.	1,268,228	158,504

TOTAL INDIA			158,662

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	435,739	244,095

TOTAL PREFERRED STOCKS			27,908,980

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	1,356	618
*	Grupo Casas Bahia SA Warrants 09/19/2024	1,566,315	12,427

TOTAL BRAZIL			13,045

SOUTH KOREA — (0.0%)
*	Amicogen, Inc. Rights 12/05/2023	18,763	48,764
*	Ecoplastic Corp. Rights 11/07/2023	13,341	15,855
*	Medipost Co. Ltd. Rights 11/01/2023	24,235	19,380

TOTAL SOUTH KOREA			83,999

TAIWAN — (0.0%)
*	Farglory F T Z Investment Holding Co. Ltd. Rights	35,969	7,153
*	Gudeng Precision Industrial Co. Ltd. Rights 11/27/2023	6,095	6,765
*	Ingentec Corp. Rights 11/13/2023	4,510	5,770
*	Phoenix Silicon International Corp. Rights	35,135	4,117
*	Tai Tung Communication Co. Ltd. Rights 11/01/2023	34,316	423

TOTAL TAIWAN			24,228

THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/2024	2,335,733	0
*	Cal-Comp Electronics Thailand PCL Rights 11/10/2023	9,120,963	5,075
*	Millcon Steel PCL Warrants 12/13/2024	1,358,338	1,890

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
	THAILAND — (Continued)
*	Nusasiri PCL Warrants 07/04/2025	1,235,220	$2,749

	TOTAL THAILAND		9,714

	TOTAL RIGHTS/WARRANTS		130,986

	MUTUAL FUNDS — (0.0%)
	UNITED STATES — (0.0%)
	BRPR Corporate Offices Fundo de Investimento Imobiliario	629	7,839

	TOTAL INVESTMENT SECURITIES (Cost $ 3,457,278,740)		3,813,517,338

			Value†
	SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	4,017,185	46,466,777

	TOTAL INVESTMENTS — (100.0%) (Cost $ 3,503,745,702)		$3,859,984,115

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	565	12/15/23	$27,725,462	$25,967,400	$(1,758,062)
S&P 500® E-Mini Index	4	12/15/23	901,944	842,450	(59,494)

Total Futures Contracts			$28,627,406	$26,809,850	$(1,817,556)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,278,992	$6,101,288	—	$177,380,280
Cayman Islands	170,410	—	—	170,410
Chile	534,124	24,889,986	—	25,424,110
China	27,466,960	767,496,662	$6,960,106	801,923,728
Colombia	4,857,721	473,433	—	5,331,154
Greece	271,842	16,804,604	—	17,076,446
Hong Kong	—	224,110	37,707	261,817
Hungary	—	2,412,230	—	2,412,230

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
India	$2,882,984	$830,456,383	—		$833,339,367
Indonesia	207,506	74,584,924	$444,825		75,237,255
Kuwait	16,105,498	1,065,203	—		17,170,701
Malaysia	—	59,242,538	—		59,242,538
Mexico	108,181,957	5,090,504	—		113,272,461
Philippines	—	32,214,530	427,052		32,641,582
Poland	—	51,636,441	—		51,636,441
Qatar	—	29,934,707	—		29,934,707
Saudi Arabia	362,043	162,962,341	—		163,324,384
South Africa	8,234,247	95,050,060	—		103,284,307
South Korea	471,417	409,039,997	1,960,926		411,472,340
Taiwan	—	661,989,841	137,907		662,127,748
Thailand	61,807,779	3,620,500	6,613		65,434,892
Turkey	—	76,231,283	—		76,231,283
United Arab Emirates	—	61,139,352	—		61,139,352
Preferred Stocks
Brazil	26,493,386	109,343	—		26,602,729
Chile	—	865,135	—		865,135
Colombia	38,359	—	—		38,359
India	—	158,662	—		158,662
Philippines	—	244,095	—		244,095
Rights/Warrants
Brazil	—	13,045	—		13,045
South Korea	—	83,999	—		83,999
Taiwan	—	24,228	—		24,228
Thailand	—	9,714	—		9,714
Mutual Funds	7,839	—	—		7,839
Securities Lending Collateral	—	46,466,777	—		46,466,777
Futures Contracts**	(1,817,556)	—	—		(1,817,556)

TOTAL	$427,555,508	$3,420,635,915	$9,975,136	^	$3,858,166,559

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (97.9%)
BRAZIL — (4.3%)
*	Allianca Saude e Participacoes SA	10,802	$20,889
*	Anima Holding SA	405,400	209,062
	Atacadao SA	1,115,768	1,985,112
	Banco Bradesco SA, ADR	1,008,174	2,812,806
	Banco Bradesco SA	3,830,236	9,336,758
	Banco do Brasil SA	2,702,352	25,915,351
	Banco Santander Brasil SA	1,048,219	5,596,877
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	179,815	882,357
*	BRF SA	2,222,385	4,703,297
*	C&A Modas SA	297,100	304,068
	Camil Alimentos SA	637,291	870,915
	Cia Brasileira de Aluminio	178,800	134,763
*	Cia Brasileira de Distribuicao	866,358	622,049
	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	1,730,158
	Cia Siderurgica Nacional SA	2,224,837	5,189,484
*	Cogna Educacao SA	4,847,861	2,307,704
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,704,604	6,082,377
	Dexco SA	1,287,922	1,752,396
	Diagnosticos da America SA	15,700	30,175
*	Embraer SA	2,588,587	9,031,238
*	Embraer SA, Sponsored ADR	170,040	2,370,358
	Empreendimentos Pague Menos SA	94,109	55,998
	Enauta Participacoes SA	633,561	2,190,305
	Eternit SA	140,300	205,925
	Even Construtora e Incorporadora SA	668,356	841,783
	Ez Tec Empreendimentos e Participacoes SA	386,153	1,100,614
*	Gafisa SA	39,777	40,946
	Gafisa SA, ADR	18,331	32,355
	Gerdau SA, Sponsored ADR	4,617,515	20,040,014
	Grupo Casas Bahia SA	9,920,272	885,431
	Grupo De Moda Soma SA	1,189,687	1,248,266
*	Guararapes Confeccoes SA	458,800	430,431
* Ω	Hapvida Participacoes e Investimentos SA	13,879,894	10,158,538
* ††	Hua Han Health Industry Holdings Ltd.	17,852,160	0
*	International Meal Co. Alimentacao SA, Class A	714,142	225,217
	Iochpe Maxion SA	897,390	2,007,747
*	IRB-Brasil Resseguros SA	207,357	1,673,494
	Jalles Machado SA	93,438	153,081
	JBS SA	3,264,948	12,971,073
	JHSF Participacoes SA	2,062,505	1,754,975
	Lavvi Empreendimentos Imobiliarios SA	170,000	227,937
*	Moura Dubeux Engenharia SA	27,000	54,785
	Movida Participacoes SA	258,069	447,881
	MRV Engenharia e Participacoes SA	1,419,447	2,322,693
*	Multilaser Industrial SA	132,000	46,341
*	Natura & Co. Holding SA	3,325,538	8,409,899
# *	Natura & Co. Holding SA, ADR	49,497	247,485
	Petroleo Brasileiro SA, Sponsored ADR	9,391,055	129,878,291
#	Petroleo Brasileiro SA, Sponsored ADR	3,971,518	59,572,770
	Petroleo Brasileiro SA	11,148,884	83,676,059
	Positivo Tecnologia SA	385,008	478,802
	Qualicorp Consultoria e Corretora de Seguros SA	95,400	54,306
	Romi SA	282,009	641,572
*	Sao Carlos Empreendimentos e Participacoes SA	60,300	297,568
* Ω	Ser Educacional SA	42,900	52,585
	TIM SA	2,352,879	7,079,521
	Trisul SA	403,505	372,152

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Tupy SA	388,884	$1,881,268
	Ultrapar Participacoes SA	472,611	1,916,972
	Usinas Siderurgicas de Minas Gerais SA Usiminas	512,648	675,159
	Vale SA	116,849	1,599,168
	Vale SA, Sponsored ADR, Class B	6,867	94,147
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	174,237	546,721
	Vibra Energia SA	622,034	2,441,623
	YDUQS Participacoes SA	218,700	769,088
*	Zamp SA	59,200	74,561

TOTAL BRAZIL			441,763,741

CAYMAN ISLANDS — (0.0%)
	Eastech Holding Ltd.	23,000	41,872

CHILE — (0.5%)
	Banco de Credito e Inversiones SA	38,444	919,622
	Besalco SA	530,992	231,103
	Camanchaca SA	1,334,309	72,370
	CAP SA	564,938	3,089,707
	Cementos BIO BIO SA	665,307	490,495
	Cencosud SA	4,424,023	7,169,784
	Cia Sud Americana de Vapores SA	46,849,671	2,601,552
	Cristalerias de Chile SA	264,624	866,101
	Empresa Nacional de Telecomunicaciones SA	714,381	2,411,181
	Empresas CMPC SA	4,198,444	7,508,683
	Empresas Copec SA	1,591,396	10,535,451
	Empresas Hites SA	1,783,807	189,406
*	Enel Americas SA	31,194,929	3,207,188
	Falabella SA	1,358,030	2,766,417
	Grupo Security SA	4,213,159	965,363
	Inversiones Aguas Metropolitanas SA	2,219,249	1,587,203
	Masisa SA	9,452,384	186,818
	PAZ Corp. SA	1,562,812	832,431
	Ripley Corp. SA	575,325	96,471
	Salfacorp SA	2,712,464	1,084,400
	Sigdo Koppers SA	187,924	245,754
	SMU SA	2,906,860	503,620
	Sociedad Matriz SAAM SA	44,535,462	4,763,457
	Socovesa SA	3,702,080	372,219
	SONDA SA	233,491	92,623
	Vina Concha y Toro SA	636,185	710,538

TOTAL CHILE			53,499,957

CHINA — (25.7%)
*	360 Security Technology, Inc., Class A	484,433	595,235
	361 Degrees International Ltd.	4,980,000	2,424,281
Ω	3SBio, Inc.	5,535,500	4,924,613
*	5I5J Holding Group Co. Ltd., Class A	1,102,800	362,542
* ††	A Metaverse Co.	270,000	1,001
#	AAC Technologies Holdings, Inc.	3,635,500	6,544,030
	ADAMA Ltd., Class A	191,800	194,575
	Addsino Co. Ltd., Class A	533,100	619,378
	Advanced Technology & Materials Co. Ltd., Class A	308,500	399,910
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	693,515
	AECC Aviation Power Co. Ltd., Class A	267,307	1,292,537
	Aerospace Hi-Tech Holdings Group Ltd., Class A	348,523	461,521
# *	Agile Group Holdings Ltd.	6,776,999	649,410

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Agricultural Bank of China Ltd., Class H	93,468,000	$34,523,002
	Aisino Corp., Class A	596,467	904,859
	Ajisen China Holdings Ltd.	3,383,000	357,619
*	Alibaba Group Holding Ltd.	12,917,900	132,990,722
# *	Alibaba Pictures Group Ltd.	41,200,000	2,632,383
* Ω	A-Living Smart City Services Co. Ltd.	2,959,000	1,395,137
	Allmed Medical Products Co. Ltd., Class A	87,600	121,848
	Aluminum Corp. of China Ltd., Class H	18,350,000	9,815,975
	Angang Steel Co. Ltd., Class H	8,213,632	1,805,816
	Anhui Conch Cement Co. Ltd., Class H	4,681,500	11,650,822
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	375,474
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	592,660
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	639,708
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	195,291
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	338,500	290,044
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	595,438
	Anhui Jinhe Industrial Co. Ltd., Class A	213,500	635,478
*	Anhui Tatfook Technology Co. Ltd., Class A	204,100	314,939
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	28,680	33,957
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	416,600	414,515
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	443,604	781,994
*	Anton Oilfield Services Group	15,688,000	974,403
*	Aoshikang Technology Co. Ltd., Class A	95,600	410,065
*	Aotecar New Energy Technology Co. Ltd., Class A	905,900	330,894
	APT Satellite Holdings Ltd.	154,000	43,134
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	208,277	811,916
	Asia Cement China Holdings Corp.	2,825,500	875,872
Ω	AsiaInfo Technologies Ltd.	632,000	653,635
	Avary Holding Shenzhen Co. Ltd., Class A	697,181	2,042,943
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,042,900	930,259
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	5,877,767
Ω	BAIC Motor Corp. Ltd., Class H	9,775,500	2,852,878
*	Baidu, Inc., Sponsored ADR	624,224	65,543,520
Ω	BAIOO Family Interactive Ltd.	1,124,000	35,952
	Bank of Beijing Co. Ltd., Class A	4,898,822	3,054,422
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,379,789
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,318,984
	Bank of China Ltd., Class H	287,427,817	100,408,607
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,575,871
	Bank of Communications Co. Ltd., Class H	27,933,574	16,522,868
	Bank of Guiyang Co. Ltd., Class A	1,238,651	882,141
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	2,709,472
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	4,927,940
	Bank of Nanjing Co. Ltd., Class A	3,569,531	3,825,768
	Bank of Ningbo Co. Ltd., Class A	2,278,081	7,779,666
	Bank of Shanghai Co. Ltd., Class A	3,354,147	2,783,277
	Bank of Suzhou Co. Ltd., Class A	1,286,708	1,104,698
*	Bank of Tianjin Co. Ltd., Class H	29,000	6,440
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	487,143	54,189
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,364,540
*	Baoye Group Co. Ltd., Class H	1,561,120	780,866
*	Baozun, Inc., Class A	47,900	47,057
	BBMG Corp., Class H	12,954,000	1,276,446
	Befar Group Co. Ltd., Class A	254,600	157,310
	Beibuwan Port Co. Ltd., Class A	312,900	316,169
	Beijing Capital Development Co. Ltd., Class A	389,880	198,098
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,206,989
*	Beijing Capital International Airport Co. Ltd., Class H	9,724,000	3,581,713
	Beijing Dabeinong Technology Group Co. Ltd., Class A	764,000	729,985

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	173,221	$1,044,440
	Beijing Energy International Holding Co. Ltd.	4,182,000	107,998
	Beijing Enlight Media Co. Ltd., Class A	387,100	413,937
	Beijing Enterprises Holdings Ltd.	2,882,000	9,602,420
	Beijing Enterprises Water Group Ltd.	17,994,000	3,796,827
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	459,128	493,284
*	Beijing Health Holdings Ltd.	3,048,000	30,637
*	Beijing Hezong Science & Technology Co. Ltd., Class A	208,000	116,729
*	Beijing Jetsen Technology Co. Ltd., Class A	832,100	553,362
*	Beijing Jingyuntong Technology Co. Ltd., Class A	1,013,000	639,836
	Beijing New Building Materials PLC, Class A	465,110	1,555,063
*	Beijing North Star Co. Ltd., Class H	5,166,000	521,887
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	57,400	81,784
	Beijing Originwater Technology Co. Ltd., Class A	753,163	520,902
	Beijing Shougang Co. Ltd., Class A	1,194,166	632,942
*	Beijing Shunxin Agriculture Co. Ltd., Class A	91,822	285,795
*	Beijing Sinnet Technology Co. Ltd., Class A	241,828	335,788
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	158,209
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	117,436
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	790,553
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	396,102	562,222
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	4,444,027
*	Bengang Steel Plates Co. Ltd., Class A	746,400	395,860
	Best Pacific International Holdings Ltd., Class H	396,000	51,624
	Bestsun Energy Co. Ltd., Class A	173,200	100,115
	BGI Genomics Co. Ltd., Class A	117,100	787,820
	Black Peony Group Co. Ltd., Class A	151,800	120,609
Ω	BOC Aviation Ltd.	292,500	1,798,899
	BOC International China Co. Ltd., Class A	442,600	659,603
	BOE Technology Group Co. Ltd., Class A	8,021,226	4,299,299
	BOE Varitronix Ltd.	240,000	204,116
*	Bohai Leasing Co. Ltd., Class A	2,291,900	749,084
	Bright Dairy & Food Co. Ltd., Class A	630,905	814,174
	Bright Real Estate Group Co. Ltd., Class A	171,200	52,188
††	Brilliance China Automotive Holdings Ltd.	16,650,000	7,654,574
*	BTG Hotels Group Co. Ltd., Class A	286,313	653,629
	BYD Electronic International Co. Ltd.	2,284,000	9,534,586
	C C Land Holdings Ltd.	15,072,429	2,427,398
	C&D International Investment Group Ltd.	741,698	1,668,649
	Cabbeen Fashion Ltd.	859,000	54,960
	Caitong Securities Co. Ltd., Class A	997,510	1,082,874
	Camel Group Co. Ltd., Class A	362,820	408,464
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	448,300	254,894
	Canmax Technologies Co. Ltd., Class A	254,416	946,195
	Capital Environment Holdings Ltd.	12,116,000	173,364
	Carrianna Group Holdings Co. Ltd.	3,478,391	139,912
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,027,761
	CECEP Wind-Power Corp., Class A	2,054,970	890,631
	Central China Management Co. Ltd.	7,334,350	327,725
	Central China New Life Ltd.	110,000	30,392
*	Central China Real Estate Ltd.	1,409,836	16,329
#	CGN New Energy Holdings Co. Ltd.	6,484,000	1,691,139
	CGN Nuclear Technology Development Co. Ltd., Class A	249,800	248,007
	Changchun Faway Automobile Components Co. Ltd., Class A	175,420	220,547
	Changjiang Securities Co. Ltd., Class A	1,260,190	980,110
	Chaowei Power Holdings Ltd.	3,239,000	538,244
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	340,031

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	$201,704
	Chengdu Wintrue Holding Co. Ltd., Class A	338,300	386,212
*	Chengtun Mining Group Co. Ltd., Class A	50,764	31,599
	Chenguang Biotech Group Co. Ltd., Class A	40,200	74,285
	Chengxin Lithium Group Co. Ltd., Class A	270,700	869,364
	Chengzhi Co. Ltd., Class A	306,611	351,041
	China Aerospace International Holdings Ltd.	12,534,000	536,534
	China Aircraft Leasing Group Holdings Ltd.	896,000	409,923
	China BlueChemical Ltd., Class H	9,122,878	2,134,927
# * Ω	China Bohai Bank Co. Ltd., Class H	957,000	140,639
# *	China Boton Group Co. Ltd.	262,000	39,104
	China CAMC Engineering Co. Ltd., Class A	439,100	527,548
	China Cinda Asset Management Co. Ltd., Class H	35,063,000	3,409,628
	China CITIC Bank Corp. Ltd., Class H	33,541,112	14,962,960
	China Coal Energy Co. Ltd., Class H	10,805,000	8,486,965
	China Communications Services Corp. Ltd., Class H	13,261,071	5,424,125
# *	China Conch Environment Protection Holdings Ltd.	784,000	192,851
#	China Conch Venture Holdings Ltd.	5,507,000	4,560,750
	China Construction Bank Corp., Class H	393,120,101	222,332,181
	China CSSC Holdings Ltd., Class A	375,700	1,329,252
	China Design Group Co. Ltd., Class A	48,100	50,339
# * ††	China Dili Group	4,137,899	65,464
	China Dongxiang Group Co. Ltd.	4,834,000	160,873
	China Education Group Holdings Ltd.	550,000	456,922
	China Electronics Huada Technology Co. Ltd.	160,000	26,035
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	139,202
	China Energy Engineering Corp. Ltd., Class A	6,490,514	1,934,331
	China Energy Engineering Corp. Ltd., Class H	3,658,000	397,887
	China Everbright Bank Co. Ltd., Class H	12,961,000	3,697,080
# Ω	China Everbright Greentech Ltd	3,443,000	348,206
	China Everbright Ltd.	5,485,869	3,263,572
Ω	China Feihe Ltd.	3,880,000	2,410,923
*	China Financial Services Holdings Ltd.	94,200	3,236
	China Foods Ltd.	2,550,000	883,052
	China Galaxy Securities Co. Ltd., Class H	12,507,000	6,401,187
	China Gas Holdings Ltd.	12,467,800	11,208,631
	China Glass Holdings Ltd.	4,496,000	431,625
	China Gold International Resources Corp. Ltd.	334,500	1,419,388
	China Great Wall Securities Co. Ltd., Class A	427,300	488,129
	China Greatwall Technology Group Co. Ltd., Class A	353,300	530,902
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	676,607
	China Hanking Holdings Ltd.	911,000	82,578
	China Harmony Auto Holding Ltd.	4,980,500	433,068
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	231,257
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,942,000	454,220
#	China Hongqiao Group Ltd.	11,456,000	10,725,261
# *†† Ω	China Huarong Asset Management Co. Ltd., Class H	32,996,000	1,477,318
††	China Huiyuan Juice Group Ltd.	4,182,433	187,388
	China International Marine Containers Group Co. Ltd., Class H	4,642,920	2,448,407
#	China Isotope & Radiation Corp.	8,000	12,858
#	China Jinmao Holdings Group Ltd.	33,417,750	4,098,914
	China Jushi Co. Ltd., Class A	1,384,441	2,191,039
	China Kepei Education Group Ltd.	1,630,000	429,516
	China Lesso Group Holdings Ltd.	6,345,000	3,407,090
	China Lilang Ltd.	1,796,000	868,044
*	China Longevity Group Co. Ltd.	1,152,649	37,856
* ††	China Maple Leaf Educational Systems Ltd.	7,422,000	63,547
	China Medical System Holdings Ltd.	3,628,000	5,801,525
	China Meheco Co. Ltd., Class A	425,320	694,997

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Meidong Auto Holdings Ltd.	352,000	$188,774
	China Merchants Bank Co. Ltd., Class H	15,854,500	60,140,735
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	409,000	521,565
	China Merchants Land Ltd.	11,372,000	458,422
	China Merchants Port Holdings Co. Ltd.	7,044,291	8,966,915
	China Merchants Property Operation & Service Co. Ltd., Class A	175,700	320,607
Ω	China Merchants Securities Co. Ltd., Class H	573,220	474,331
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,390,510	2,097,397
# * ††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	18,898,400	6,282,975
	China Modern Dairy Holdings Ltd.	10,563,000	1,080,677
	China National Accord Medicines Corp. Ltd., Class A	209,307	823,878
	China National Building Material Co. Ltd., Class H	20,975,250	9,984,122
	China National Chemical Engineering Co. Ltd., Class A	1,518,600	1,453,420
	China National Medicines Corp. Ltd., Class A	258,300	1,016,387
	China National Nuclear Power Co. Ltd., Class A	6,406,843	6,498,756
Ω	China New Higher Education Group Ltd.	2,511,000	626,903
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	600,500	374,242
	China Nonferrous Mining Corp. Ltd.	741,000	449,315
*	China Oil & Gas Group Ltd.	18,900,000	592,468
	China Oilfield Services Ltd., Class H	6,294,000	7,441,520
	China Oriental Group Co. Ltd.	6,382,000	980,973
	China Overseas Grand Oceans Group Ltd.	10,946,742	3,731,447
	China Overseas Land & Investment Ltd.	12,609,000	23,794,553
	China Pacific Insurance Group Co. Ltd., Class H	7,156,200	17,628,355
	China Petroleum & Chemical Corp., Class H	95,493,575	48,839,016
	China Railway Group Ltd., Class H	15,465,000	7,298,923
Ω	China Railway Signal & Communication Corp. Ltd., Class H	6,029,000	1,888,055
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	251,786
*	China Rare Earth Holdings Ltd.	3,822,600	175,901
	China Reinsurance Group Corp., Class H	24,824,000	1,397,507
# * †† Ω	China Renaissance Holdings Ltd.	192,200	67,053
#	China Resources Cement Holdings Ltd.	13,460,000	3,460,952
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	814,246
	China Resources Gas Group Ltd.	2,786,200	8,236,351
#	China Resources Land Ltd.	15,272,000	57,164,716
	China Resources Medical Holdings Co. Ltd.	4,937,000	2,911,733
Ω	China Resources Pharmaceutical Group Ltd.	8,926,500	5,545,107
#	China Risun Group Ltd.	2,704,000	1,105,570
*	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	545,422
# *	China SCE Group Holdings Ltd.	6,432,000	143,022
# Ω	China Shengmu Organic Milk Ltd.	729,000	27,927
	China Shenhua Energy Co. Ltd., Class H	14,249,500	43,674,296
	China Shineway Pharmaceutical Group Ltd.	1,750,000	1,552,018
# *	China Shuifa Singyes Energy Holdings Ltd.	926,000	47,330
*	China Silver Group Ltd.	8,162,000	196,948
#	China South City Holdings Ltd.	26,638,000	1,413,093
	China South Publishing & Media Group Co. Ltd., Class A	602,000	931,346
	China Starch Holdings Ltd.	13,595,000	234,909
	China State Construction Engineering Corp. Ltd., Class A	13,504,506	9,557,524
	China State Construction International Holdings Ltd.	648,000	694,098
*	China Sunshine Paper Holdings Co. Ltd.	2,001,000	650,126
	China Taiping Insurance Holdings Co. Ltd.	8,050,600	7,436,952
*	China Tianrui Group Cement Co. Ltd., Class C	45,000	33,529
*	China Tianying, Inc., Class A	948,700	766,914
Ω	China Tower Corp. Ltd., Class H	167,822,000	15,649,518
	China Traditional Chinese Medicine Holdings Co. Ltd.	15,456,000	7,615,879

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China TransInfo Technology Co. Ltd., Class A	178,482	$281,304
	China Travel International Investment Hong Kong Ltd.	13,015,631	2,315,446
	China Tungsten & Hightech Materials Co. Ltd., Class A	393,552	479,263
	China Vanke Co. Ltd., Class H	7,556,105	7,069,158
	China West Construction Group Co. Ltd., Class A	394,200	363,064
Ω	China Xinhua Education Group Ltd.	294,000	22,486
	China XLX Fertiliser Ltd.	2,216,000	963,727
	China Yongda Automobiles Services Holdings Ltd.	5,064,000	1,944,838
# * Ω	China Yuhua Education Corp. Ltd.	470,000	36,078
#	China Zheshang Bank Co. Ltd., Class H	1,029,800	255,391
	China Zhongwang Holdings Ltd.	13,622,954	548,383
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	108,262
	Chinasoft International Ltd.	7,386,000	5,358,670
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	356,500	563,991
	Chongqing Changan Automobile Co. Ltd., Class A	2,578,342	5,335,763
	Chongqing Department Store Co. Ltd., Class A	140,984	520,734
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	81,611
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	71,954
	Chongqing Rural Commercial Bank Co. Ltd., Class H	13,077,000	4,950,705
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	578,197
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	423,300	369,732
	Chow Tai Seng Jewellery Co. Ltd., Class A	185,700	374,683
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	53,888
	CIFI Ever Sunshine Services Group Ltd.	698,000	115,117
	CIMC Enric Holdings Ltd.	3,668,000	3,113,012
Ω	CIMC Vehicles Group Co. Ltd., Class H	37,500	27,218
	Cinda Real Estate Co. Ltd., Class A	783,100	417,339
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	315,411
	CITIC Ltd.	17,848,483	15,170,103
	CITIC Resources Holdings Ltd.	15,150,000	629,647
	CITIC Securities Co. Ltd., Class H	5,156,825	10,034,444
	City Development Environment Co. Ltd., Class A	50,400	75,773
*	Citychamp Watch & Jewellery Group Ltd.	476,000	74,686
*	CMGE Technology Group Ltd.	74,000	12,413
	CMOC Group Ltd., Class H	3,837,000	2,288,428
	CMST Development Co. Ltd., Class A	759,700	530,974
*	CNFinance Holdings Ltd., ADR	5,312	13,333
	CNGR Advanced Material Co. Ltd., Class A	19,600	145,796
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	465,248
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	883,161
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	586,677	641,207
	COFCO Biotechnology Co. Ltd., Class A	629,700	587,226
*	COFCO Joycome Foods Ltd.	2,398,000	558,120
	Comba Telecom Systems Holdings Ltd.	634,000	72,097
	Concord New Energy Group Ltd.	35,720,000	2,925,085
	Consun Pharmaceutical Group Ltd.	2,094,000	1,231,652
*	Coolpad Group Ltd.	13,182,079	97,736
	COSCO SHIPPING Development Co. Ltd., Class H	14,221,000	1,454,227
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,280,000	2,418,013
	COSCO SHIPPING Holdings Co. Ltd., Class H	14,007,500	14,246,148
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,516,000	1,330,388
	COSCO SHIPPING Ports Ltd.	9,744,389	5,878,709
	CPMC Holdings Ltd.	4,066,000	3,119,053
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	356,783
# *	Crazy Sports Group Ltd.	8,236,000	113,738
	CRRC Corp. Ltd., Class H	1,377,000	573,691
	CSG Holding Co. Ltd., Class A	632,849	467,822
	CSSC Hong Kong Shipping Co. Ltd.	916,000	161,692

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CTS International Logistics Corp. Ltd., Class A	433,870	$429,516
	Daan Gene Co. Ltd., Class A	484,033	644,941
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	387,269
	Daqin Railway Co. Ltd., Class A	6,249,361	6,159,369
	Dashang Co. Ltd., Class A	178,708	418,330
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	98,141
	Dazhong Transportation Group Co. Ltd., Class A	359,539	149,896
	Dazzle Fashion Co. Ltd., Class A	16,100	30,947
	DBG Technology Co. Ltd., Class A	298,278	1,242,468
	DHC Software Co. Ltd., Class A	820,400	706,934
	Dian Diagnostics Group Co. Ltd., Class A	158,900	499,672
	Digital China Group Co. Ltd., Class A	90,100	383,543
	Digital China Holdings Ltd.	3,497,000	959,745
	Digital China Information Service Group Co. Ltd., Class A	316,700	528,338
	Dong-E-E-Jiao Co. Ltd., Class A	124,013	786,711
	Dongfang Electric Corp. Ltd., Class H	973,200	933,695
	Dongfeng Motor Group Co. Ltd., Class H	12,524,000	5,513,367
	Dongguan Aohai Technology Co. Ltd., Class A	5,400	28,276
	Dongguan Development Holdings Co. Ltd., Class A	308,200	380,181
	Dongxing Securities Co. Ltd., Class A	763,900	835,380
	Dongyue Group Ltd.	6,472,000	5,155,265
	Dynagreen Environmental Protection Group Co. Ltd., Class H	638,000	189,293
	E-Commodities Holdings Ltd.	5,880,000	1,015,451
	Edvantage Group Holdings Ltd.	351,596	110,478
	EIT Environmental Development Group Co. Ltd., Class A	840	1,729
	Elion Energy Co. Ltd., Class A	807,498	302,556
	ENN Natural Gas Co. Ltd., Class A	219,900	518,961
	Era Co. Ltd., Class A	302,300	219,389
	Essex Bio-technology Ltd.	207,000	74,022
	Eternal Asia Supply Chain Management Ltd., Class A	363,800	217,875
#	EVA Precision Industrial Holdings Ltd.	4,192,000	418,215
*	Everbright Jiabao Co. Ltd., Class A	332,766	123,628
# Ω	Everbright Securities Co. Ltd., Class H	727,200	493,920
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	738,463
*	Fangda Special Steel Technology Co. Ltd., Class A	738,170	501,354
#	Far East Horizon Ltd.	7,898,000	5,557,321
*	FAW Jiefang Group Co. Ltd., Class A	724,752	913,218
	FAWER Automotive Parts Co. Ltd., Class A	470,012	338,048
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	312,178	767,291
*	FIH Mobile Ltd.	4,468,000	331,628
	Financial Street Holdings Co. Ltd., Class A	299,830	168,717
	FinVolution Group, ADR	239,660	1,133,592
	First Capital Securities Co. Ltd., Class A	539,800	431,667
	Fosun International Ltd.	9,712,683	5,819,261
	Founder Securities Co. Ltd., Class A	1,689,907	1,751,425
	Foxconn Industrial Internet Co. Ltd., Class A	1,612,993	3,249,910
	Fu Shou Yuan International Group Ltd.	2,126,000	1,427,321
#	Fufeng Group Ltd.	8,982,000	4,665,002
	Fujian Funeng Co. Ltd., Class A	644,857	755,006
	Fujian Star-net Communication Co. Ltd., Class A	188,271	465,071
	Fujian Sunner Development Co. Ltd., Class A	371,798	914,435
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	380,477
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	399,457
	GCL Energy Technology Co. Ltd., Class A	367,800	584,690
	GCL Technology Holdings Ltd.	28,393,000	4,181,366
*	GDS Holdings Ltd., Class A	1,723,600	2,195,767
	Geely Automobile Holdings Ltd.	23,097,000	26,222,596
	GEM Co. Ltd., Class A	1,341,600	1,074,996
	Gemdale Corp., Class A	1,042,554	735,725

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Gemdale Properties & Investment Corp. Ltd.	33,144,000	$981,895
Ω	Genertec Universal Medical Group Co. Ltd.	5,172,500	2,626,544
	GF Securities Co. Ltd., Class H	2,865,000	3,730,120
	Giant Network Group Co. Ltd., Class A	283,200	457,261
*	Glorious Property Holdings Ltd.	11,363,000	14,408
*	Glory Health Industry Ltd.	2,648,000	26,529
	GoerTek, Inc., Class A	826,631	2,040,760
	Goldcard Smart Group Co. Ltd., Class A	156,680	264,560
	GoldenHome Living Co. Ltd., Class A	68,570	244,817
	Goldenmax International Group Ltd., Class A	263,500	349,338
	Goldlion Holdings Ltd.	1,887,000	246,545
	Goldpac Group Ltd.	1,296,000	231,929
	Goldwind Science & Technology Co. Ltd., Class H	2,934,000	1,399,883
*	Gotion High-tech Co. Ltd., Class A	307,483	957,251
*	Grand Baoxin Auto Group Ltd.	5,086,500	125,401
	Grand Pharmaceutical Group Ltd., Class L	3,642,500	1,958,100
*	Grandjoy Holdings Group Co. Ltd., Class A	904,100	429,827
*	Greattown Holdings Ltd., Class A	299,300	130,936
*	Greatview Aseptic Packaging Co. Ltd.	2,172,000	553,114
	Gree Electric Appliances, Inc. of Zhuhai, Class A	985,500	4,570,825
*	Greenland Hong Kong Holdings Ltd.	7,597,575	247,827
	Greentown China Holdings Ltd.	4,946,591	4,798,889
	Greentown Service Group Co. Ltd.	592,000	230,896
	GRG Banking Equipment Co. Ltd., Class A	289,500	461,970
	Guangdong Advertising Group Co. Ltd., Class A	394,637	272,785
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	378,740
	Guangdong Dongpeng Holdings Co. Ltd., Class A	195,700	240,879
	Guangdong HEC Technology Holding Co. Ltd., Class A	965,600	939,277
	Guangdong Hybribio Biotech Co. Ltd., Class A	119,400	150,035
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	313,509
*	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	148,290
	Guangdong South New Media Co. Ltd., Class A	29,400	145,989
	Guangdong Tapai Group Co. Ltd., Class A	353,173	364,035
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	586,841
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	306,860
	Guanghui Energy Co. Ltd., Class A	2,236,238	2,295,686
*	Guangshen Railway Co. Ltd., Class H	1,216,000	217,477
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	401,665
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	433,315
	Guangzhou Automobile Group Co. Ltd., Class H	9,030,000	4,230,535
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	27,300	39,520
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	648,000	1,723,878
	Guangzhou Haige Communications Group, Inc. Co., Class A	224,400	356,346
	Guangzhou KDT Machinery Co. Ltd., Class A	49,200	121,320
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	852,956	765,219
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	218,300	253,755
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	793,317
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	376,060
	Guosen Securities Co. Ltd., Class A	1,426,327	1,873,496
*	Guosheng Financial Holding, Inc., Class A	257,924	350,264
Ω	Guotai Junan Securities Co. Ltd., Class H	1,397,800	1,560,119
	Guoyuan Securities Co. Ltd., Class A	915,650	866,531
	Haier Smart Home Co. Ltd., Class A	1,220,096	3,707,053
*	Hainan Meilan International Airport Co. Ltd., Class H	119,000	96,504
	Haitian International Holdings Ltd.	1,575,000	3,757,291
	Haitong Securities Co. Ltd., Class H	9,292,800	5,335,793
	Hang Zhou Great Star Industrial Co. Ltd., Class A	329,000	891,344
	Hangcha Group Co. Ltd., Class A	207,500	623,895
	Hangxiao Steel Structure Co. Ltd., Class A	701,322	330,934

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	717,400	$821,079
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,100	11,420
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	473,230
	Han’s Laser Technology Industry Group Co. Ltd., Class A	461,214	1,353,882
* Ω	Harbin Bank Co. Ltd., Class H	1,611,000	48,804
	Harbin Electric Co. Ltd., Class H	3,817,474	1,098,080
	HBIS Resources Co. Ltd., Class A	162,900	364,536
	Health & Happiness H&H International Holdings Ltd.	594,000	671,571
*	Hebei Construction Group Corp. Ltd., Class H	322,500	29,264
	Hefei Urban Construction Development Co. Ltd., Class A	191,329	179,676
	Hello Group, Inc., Sponsored ADR	186,735	1,322,084
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	526,370
	Henan Shenhuo Coal & Power Co. Ltd., Class A	570,300	1,281,955
*	Henan Yicheng New Energy Co. Ltd., Class A	617,040	402,479
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	259,116
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	296,815
	Hengan International Group Co. Ltd.	2,720,500	9,111,764
*	Hengdeli Holdings Ltd.	14,156,000	253,183
*	Hengli Petrochemical Co. Ltd., Class A	1,657,374	3,320,151
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,179,180
*	Hengyi Petrochemical Co. Ltd., Class A	915,641	900,116
	Hesteel Co. Ltd., Class A	3,844,300	1,176,974
	Hexing Electrical Co. Ltd., Class A	202,190	627,532
*	Hi Sun Technology China Ltd.	9,864,000	642,801
*	Hongda Xingye Co. Ltd., Class A	216,456	40,912
*	Honghua Group Ltd.	15,729,000	237,477
*	Hongli Zhihui Group Co. Ltd., Class A	72,500	81,911
* Ω	Honworld Group Ltd.	1,002,500	62,613
#* Ω	Hope Education Group Co. Ltd.	6,644,000	391,350
*	Hopson Development Holdings Ltd.	6,102,462	3,573,196
* Ω	Hua Hong Semiconductor Ltd.	2,386,000	5,874,529
	Huabao Flavours & Fragrances Co. Ltd., Class A	78,204	238,031
	Huafon Chemical Co. Ltd., Class A	1,592,348	1,578,947
*	Huafu Fashion Co. Ltd., Class A	458,898	224,630
	Huaibei Mining Holdings Co. Ltd., Class A	856,600	1,716,983
	Huapont Life Sciences Co. Ltd., Class A	604,400	401,560
Ω	Huatai Securities Co. Ltd., Class H	4,600,200	6,022,591
	Huaxi Securities Co. Ltd., Class A	598,255	648,212
	Huaxia Bank Co. Ltd., Class A	4,263,587	3,263,997
	Huaxin Cement Co. Ltd., Class A	624,228	1,271,328
	Huayu Automotive Systems Co. Ltd., Class A	1,157,145	2,775,128
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	283,294	1,049,528
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	406,300	1,091,431
	Huishang Bank Corp. Ltd., Class H	1,603,900	483,858
	Humanwell Healthcare Group Co. Ltd., Class A	204,700	654,430
	Hunan Aihua Group Co. Ltd., Class A	97,600	305,293
	Hunan Gold Corp. Ltd., Class A	391,600	624,236
	Hunan Valin Steel Co. Ltd., Class A	2,598,080	2,069,882
	Hunan Zhongke Electric Co. Ltd., Class A	203,000	296,395
*	Hytera Communications Corp. Ltd., Class A	591,700	509,357
*	IBO Technology Co. Ltd.	12,000	237
* Ω	iDreamSky Technology Holdings Ltd.	286,000	93,035
Ω	IMAX China Holding, Inc.	76,600	70,627
	Industrial & Commercial Bank of China Ltd., Class H	225,953,996	108,287,209
	Industrial Bank Co. Ltd., Class A	7,237,953	14,923,943
	Industrial Securities Co. Ltd., Class A	2,239,692	1,910,910
	Infore Environment Technology Group Co. Ltd., Class A	701,856	468,151
# Ω	Ingdan, Inc.	1,339,000	213,386
*	Inkeverse Group Ltd.	1,693,000	151,885

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	$1,840,778
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	1,533,466
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	432,528
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	1,827,969
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	702,779
	Inspur Digital Enterprise Technology Ltd.	224,000	58,483
	Intco Medical Technology Co. Ltd., Class A	214,573	647,418
	Intron Technology Holdings Ltd.	182,000	66,111
	JCET Group Co. Ltd., Class A	687,546	2,901,566
	JD.com, Inc., Class A	736,400	9,361,969
	JH Educational Technology, Inc.	104,000	12,026
	Jiangling Motors Corp. Ltd., Class A	245,529	546,684
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	13,243	95,745
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	920,462	925,793
	Jiangsu Eastern Shenghong Co. Ltd., Class A	838,957	1,220,431
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	584,583
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	55,400	73,474
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,074,820	539,200
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	126,540	292,594
	Jiangsu Linyang Energy Co. Ltd., Class A	686,100	624,835
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	460,561	666,734
	Jiangsu Shagang Co. Ltd., Class A	629,500	345,907
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	361,761	435,432
	Jiangsu Sopo Chemical Co., Class A	78,029	78,569
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	565,471
	Jiangsu Zhongtian Technology Co. Ltd., Class A	880,300	1,685,939
	Jiangxi Copper Co. Ltd., Class H	3,769,000	5,329,198
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	229,082
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	280,400	219,559
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	286,556	629,925
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	12,253
#	Jinchuan Group International Resources Co. Ltd.	1,833,000	111,612
	Jinmao Property Services Co. Ltd.	458,891	124,788
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,080,956
	Jinneng Science&Technology Co. Ltd., Class A	386,533	435,330
	Jizhong Energy Resources Co. Ltd., Class A	1,280,000	1,123,504
	JNBY Design Ltd.	384,000	467,789
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	771,916	1,250,926
	Jointown Pharmaceutical Group Co. Ltd., Class A	1,220,251	1,187,448
	Joy City Property Ltd.	20,316,000	641,337
	Joyoung Co. Ltd., Class A	79,500	145,088
	JSTI Group, Class A	398,875	303,837
	Ju Teng International Holdings Ltd.	5,890,249	846,576
*	Jutal Offshore Oil Services Ltd.	590,000	36,877
*	Kaiser China Cultural Co. Ltd., Class A	41,200	25,577
* Ω	Kangda International Environmental Co. Ltd.	3,759,000	112,503
*	Kasen International Holdings Ltd.	2,592,000	83,538
*	Keeson Technology Corp. Ltd., Class A	14,200	21,769
	Keshun Waterproof Technologies Co. Ltd., Class A	347,400	322,954
	Kinetic Development Group Ltd.	296,000	17,786
	Kingboard Holdings Ltd.	3,880,345	9,449,705
#	Kingboard Laminates Holdings Ltd.	4,735,500	4,440,910
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	632,605
	Kingsoft Corp. Ltd.	880,800	3,073,532
	KPC Pharmaceuticals, Inc., Class A	182,100	531,458
	Kunlun Energy Co. Ltd.	19,424,000	16,182,202
*	KWG Group Holdings Ltd.	1,701,000	163,317
# *	KWG Living Group Holdings Ltd.	5,782,250	350,538

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lao Feng Xiang Co. Ltd., Class A	95,454	$812,263
	LB Group Co. Ltd., Class A	889,133	2,262,877
	Lee & Man Chemical Co. Ltd.	254,000	99,975
	Lee & Man Paper Manufacturing Ltd.	7,436,000	2,117,842
	Lee’s Pharmaceutical Holdings Ltd.	1,039,500	161,907
Ω	Legend Holdings Corp., Class H	2,595,200	2,314,115
	Lenovo Group Ltd.	3,030,000	3,526,106
	Lens Technology Co. Ltd., Class A	1,553,261	2,774,791
*	Leo Group Co. Ltd., Class A	2,336,500	705,760
	Lepu Medical Technology Beijing Co. Ltd., Class A	111,600	262,804
	LexinFintech Holdings Ltd., ADR	224,980	410,588
	Leyard Optoelectronic Co. Ltd., Class A	669,100	561,172
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	298,056
*	Liao Ning Oxiranchem, Inc., Class A	167,700	163,096
	Liaoning Cheng Da Co. Ltd., Class A	400,300	669,687
	Lier Chemical Co. Ltd., Class A	264,760	436,427
*	Lingbao Gold Group Co. Ltd., Class H	132,000	20,303
	Lingyi iTech Guangdong Co., Class A	1,546,165	1,285,196
*	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	132,869
	Livzon Pharmaceutical Group, Inc., Class H	285,500	844,339
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	92,600	282,116
*	Long Yuan Construction Group Co. Ltd., Class A	367,100	221,334
Ω	Longfor Group Holdings Ltd.	8,453,000	12,305,540
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	68,169
	Lonking Holdings Ltd.	11,218,000	1,732,964
	Luenmei Quantum Co. Ltd., Class A	658,903	529,638
	Luoniushan Co. Ltd., Class A	661,991	526,550
	Luxi Chemical Group Co. Ltd., Class A	683,600	1,061,058
#* Ω	Luye Pharma Group Ltd.	8,612,500	4,172,815
*	LVGEM China Real Estate Investment Co. Ltd.	94,000	10,538
#	Maanshan Iron & Steel Co. Ltd., Class H	1,895,775	312,639
	Maccura Biotechnology Co. Ltd., Class A	183,900	395,452
	Mango Excellent Media Co. Ltd., Class A	327,194	1,130,927
* Ω	Maoyan Entertainment	851,400	1,023,066
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	349,402
	Metallurgical Corp. of China Ltd., Class H	13,278,000	2,632,976
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	213,410
Ω	Midea Real Estate Holding Ltd.	562,600	384,880
	Min Xin Holdings Ltd.	708,418	255,939
	Ming Yang Smart Energy Group Ltd., Class A	767,500	1,467,143
*	Mingfa Group International Co. Ltd.	608,000	14,097
*	Minmetals Land Ltd.	9,789,205	387,280
Ω	Minsheng Education Group Co. Ltd.	1,078,000	32,902
	Minth Group Ltd.	2,852,000	6,366,309
	MLS Co. Ltd., Class A	513,262	651,112
*	MMG Ltd.	12,944,000	3,816,969
	MYS Group Co. Ltd., Class A	393,300	189,349
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	849,173
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	440,377
*	NavInfo Co. Ltd., Class A	404,200	552,847
	NetDragon Websoft Holdings Ltd.	1,115,500	1,982,040
	New China Life Insurance Co. Ltd., Class H	2,965,200	6,504,638
*	New Hope Liuhe Co. Ltd., Class A	748,864	1,039,196
*	New World Department Store China Ltd.	2,778,000	177,464
	Newland Digital Technology Co. Ltd., Class A	240,160	561,675
	Nexteer Automotive Group Ltd.	4,938,000	2,380,471
	Nine Dragons Paper Holdings Ltd.	8,986,000	5,115,543
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	646,801
	Ningbo Joyson Electronic Corp., Class A	370,841	956,230

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	329,600	$735,862
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	640,095
	Ningxia Baofeng Energy Group Co. Ltd., Class A	480,400	947,204
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	51,202
	Noah Holdings Ltd., Sponsored ADR	26,604	304,350
	North Huajin Chemical Industries Co. Ltd., Class A	534,019	427,507
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	338,929
	Northeast Securities Co. Ltd., Class A	583,400	601,132
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,010,666
	Opple Lighting Co. Ltd., Class A	42,600	113,682
	ORG Technology Co. Ltd., Class A	823,720	503,388
	Orient Overseas International Ltd.	267,500	3,373,119
Ω	Orient Securities Co. Ltd., Class H	2,368,000	1,103,199
*	Oriental Energy Co. Ltd., Class A	546,180	785,839
	Oriental Pearl Group Co. Ltd., Class A	912,860	921,416
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	156,504
	PAX Global Technology Ltd.	4,285,000	2,957,741
	People’s Insurance Co. Group of China Ltd. , Class H	21,836,000	7,204,991
	PetroChina Co. Ltd., Class H	105,708,000	68,997,223
	PhiChem Corp., Class A	155,300	376,189
	PICC Property & Casualty Co. Ltd., Class H	24,635,000	28,132,063
	Ping An Bank Co. Ltd., Class A	6,675,613	9,547,979
	Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	130,088,697
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,299,878
*	Poly Culture Group Co. Ltd., Class H	402,000	443,200
	Poly Property Group Co. Ltd.	10,173,870	2,093,940
Ω	Postal Savings Bank of China Co. Ltd., Class H	29,907,000	13,650,418
	Pou Sheng International Holdings Ltd.	9,206,000	787,710
	Power Construction Corp. of China Ltd., Class A	4,101,720	2,949,346
#	Prinx Chengshan Holdings Ltd.	214,000	178,300
	PW Medtech Group Ltd.	1,439,000	137,661
# *	Q Technology Group Co. Ltd.	2,050,000	1,036,377
	Qifu Technology, Inc., ADR	188,279	2,784,646
	Qingdao East Steel Tower Stock Co. Ltd., Class A	291,200	283,892
	Qingdao Gon Technology Co. Ltd., Class A	36,435	104,811
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	586,472
Ω	Qingdao Port International Co. Ltd., Class H	643,000	321,208
*	Qingdao Rural Commercial Bank Corp., Class A	1,513,500	560,788
*	Qingdao Sentury Tire Co. Ltd., Class A	178,100	740,851
	Qingdao TGOOD Electric Co. Ltd., Class A	176,300	434,334
*	Qingling Motors Co. Ltd., Class H	5,326,000	381,765
	Qinhuangdao Port Co. Ltd., Class H	845,000	139,417
*	Qudian, Inc., Sponsored ADR	319,605	536,936
# *	Radiance Holdings Group Co. Ltd.	783,000	325,143
	Rainbow Digital Commercial Co. Ltd., Class A	496,976	367,626
# Ω	Red Star Macalline Group Corp. Ltd., Class H	1,908,097	602,232
#*††Ω	Redco Properties Group Ltd.	3,306,000	422,479
	Renhe Pharmacy Co. Ltd., Class A	672,100	634,794
	Rianlon Corp., Class A	22,300	96,459
	Risen Energy Co. Ltd., Class A	19,600	47,592
	Riyue Heavy Industry Co. Ltd., Class A	195,809	376,756
	Rongan Property Co. Ltd., Class A	1,161,156	441,149
	Rongsheng Petrochemical Co. Ltd., Class A	1,743,936	2,716,142
	SAIC Motor Corp. Ltd., Class A	1,450,573	2,880,033
	Sailun Group Co. Ltd., Class A	569,900	875,059
	Sanan Optoelectronics Co. Ltd., Class A	290,000	590,216
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	637,675
	Sansure Biotech, Inc., Class A	190,429	435,486
	Sany Heavy Equipment International Holdings Co. Ltd.	753,000	989,153

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sany Heavy Industry Co. Ltd., Class A	1,634,242	$3,231,275
*	Satellite Chemical Co. Ltd., Class A	892,331	1,983,189
	Sealand Securities Co. Ltd., Class A	1,406,195	694,034
# *	Seazen Group Ltd.	9,334,857	1,514,947
*	Seazen Holdings Co. Ltd., Class A	608,815	988,624
#	S-Enjoy Service Group Co. Ltd.	129,000	62,003
	SF Holding Co. Ltd., Class A	474,358	2,545,071
	Shaanxi Coal Industry Co. Ltd., Class A	3,660,550	9,024,383
*	Shaanxi Construction Machinery Co. Ltd., Class A	221,930	122,494
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,599,756
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	361,986
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	340,209	806,520
*	Shandong Chenming Paper Holdings Ltd., Class H	2,035,727	596,865
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	28,900	127,046
	Shandong Hi-Speed New Energy Group Ltd.	97,600	31,762
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	285,400	227,503
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	544,799	2,396,035
*	Shandong Humon Smelting Co. Ltd., Class A	275,500	438,246
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	101,700	255,837
	Shandong Linglong Tyre Co. Ltd., Class A	343,587	940,384
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,306,411
	Shandong Publishing & Media Co. Ltd., Class A	363,633	410,398
	Shandong Sun Paper Industry JSC Ltd., Class A	1,046,881	1,779,359
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,496,400	5,101,713
	Shanghai AJ Group Co. Ltd., Class A	709,952	505,815
	Shanghai Construction Group Co. Ltd., Class A	1,619,329	582,278
*	Shanghai Electric Group Co. Ltd., Class H	9,162,000	1,931,440
	Shanghai Environment Group Co. Ltd., Class A	300,489	388,919
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	208,500	481,104
	Shanghai Industrial Development Co. Ltd., Class A	291,990	151,124
	Shanghai Industrial Holdings Ltd.	2,414,918	2,954,947
	Shanghai Industrial Urban Development Group Ltd.	15,578,501	687,148
	Shanghai International Port Group Co. Ltd., Class A	89,716	61,318
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	977,645
	Shanghai Lingang Holdings Corp. Ltd., Class A	364,760	534,970
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	563,609
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	300,815
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,299,900	4,800,695
	Shanghai Pudong Construction Co. Ltd., Class A	244,593	217,109
	Shanghai Pudong Development Bank Co. Ltd., Class A	6,948,728	6,478,599
	Shanghai QiFan Cable Co. Ltd., Class A	60,300	159,224
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,563,662	1,493,183
	Shanghai Runda Medical Technology Co. Ltd., Class A	151,137	407,990
	Shanghai Stonehill Technology Co. Ltd., Class A	1,491,000	571,198
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	247,494
	Shanghai Tunnel Engineering Co. Ltd., Class A	940,434	723,861
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	229,976	336,871
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	19,200	37,459
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	937,418
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	115,000	377,254
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	301,189
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	283,210
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,899,935	2,247,132
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,115,580	2,902,179
*	Shanxi Meijin Energy Co. Ltd., Class A	1,144,973	1,097,794
	Shanxi Securities Co. Ltd., Class A	888,260	682,245
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	852,586
*	Shanying International Holding Co. Ltd., Class A	1,447,600	433,490
	Shenghe Resources Holding Co. Ltd., Class A	501,193	732,695

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
* Ω	Shengjing Bank Co. Ltd., Class H	481,000	$115,410
	Shenguan Holdings Group Ltd.	3,610,000	129,115
	Shengyi Technology Co. Ltd., Class A	510,110	1,226,543
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	4,568,800	847,813
	Shenzhen Agricultural Products Group Co. Ltd., Class A	659,326	591,125
*	Shenzhen Airport Co. Ltd., Class A	492,100	455,192
	Shenzhen Aisidi Co. Ltd., Class A	405,800	431,304
	Shenzhen Cereals Holdings Co. Ltd., Class A	237,540	235,449
	Shenzhen Gas Corp. Ltd., Class A	489,200	453,670
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	344,217
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	166,297
	Shenzhen Huaqiang Industry Co. Ltd., Class A	181,500	284,644
#	Shenzhen International Holdings Ltd.	7,178,489	4,731,512
	Shenzhen Investment Ltd.	15,950,414	2,344,485
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	370,704
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	172,657
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	530,308
	Shenzhen Kinwong Electronic Co. Ltd., Class A	269,240	814,502
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	107,900	155,292
	Shenzhen Leaguer Co. Ltd., Class A	218,600	230,936
	Shenzhen Microgate Technology Co. Ltd., Class A	224,200	337,611
	Shenzhen MTC Co. Ltd., Class A	1,254,928	919,609
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	857,448	361,029
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	617,000	263,834
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	951,886
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	351,808	485,412
	Shenzhen Sunway Communication Co. Ltd., Class A	230,000	823,922
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	419,066
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	375,041
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	718,800	484,432
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	300,694	1,079,398
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	295,543
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	669,803
* ††	Shimao Group Holdings Ltd.	978,535	69,090
	Shoucheng Holdings Ltd.	8,895,683	1,456,987
	Shougang Fushan Resources Group Ltd.	10,162,277	3,337,581
	Shui On Land Ltd.	20,477,303	1,805,135
	Sichuan Development Lomon Co. Ltd., Class A	651,400	635,506
*	Sichuan Haite High-tech Co. Ltd., Class A	39,800	52,089
	Sichuan Hebang Biotechnology Co. Ltd., Class A	2,960,500	963,507
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	317,843
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	288,455	1,083,450
*	Sichuan Lutianhua Co. Ltd., Class A	412,400	241,326
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,207,798	2,326,744
	Sichuan Yahua Industrial Group Co. Ltd., Class A	365,800	704,526
	Sihuan Pharmaceutical Holdings Group Ltd.	658,000	55,573
*	Silver Grant International Holdings Group Ltd.	6,302,804	193,162
	Sino Biopharmaceutical Ltd.	793,000	308,064
	Sinochem International Corp., Class A	575,231	390,840
#	Sinofert Holdings Ltd.	12,342,000	1,403,938
*	Sinolink Worldwide Holdings Ltd.	16,481,714	236,369
	Sinoma International Engineering Co., Class A	473,500	638,484
	Sinoma Science & Technology Co. Ltd., Class A	621,062	1,468,209
	Sinomine Resource Group Co. Ltd., Class A	36,300	185,575
	Sinopec Engineering Group Co. Ltd., Class H	8,177,000	4,086,562
	Sinopec Kantons Holdings Ltd.	5,664,000	2,229,874
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	2,237,599
	Sinopharm Group Co. Ltd., Class H	7,101,600	16,981,928
	Sino-Platinum Metals Co. Ltd., Class A	116,900	232,944

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinosteel Engineering & Technology Co. Ltd., Class A	181,300	$152,729
	Sinotrans Ltd., Class H	11,250,000	3,697,448
	Sinotruk Hong Kong Ltd.	3,891,335	7,329,336
	Sinotruk Jinan Truck Co. Ltd., Class A	315,558	636,054
	Skyworth Group Ltd.	7,025,114	2,538,493
	Sobute New Materials Co. Ltd., Class A	129,500	208,937
*	SOHO China Ltd.	11,467,888	1,187,434
	SooChow Securities Co. Ltd., Class A	1,078,430	1,182,447
# * ††	South Manganese Investment Ltd.	1,336,000	31,756
	Southwest Securities Co. Ltd., Class A	910,400	510,265
	SPIC Industry-Finance Holdings Co. Ltd., Class A	292,100	166,164
*	SPT Energy Group, Inc.	4,862,000	158,727
	SSY Group Ltd.	2,578,000	1,414,093
*	STO Express Co. Ltd., Class A	514,500	672,478
	Sumavision Technologies Co. Ltd., Class A	269,300	205,249
	Sun Art Retail Group Ltd.	4,275,000	902,495
	Suning Universal Co. Ltd., Class A	1,358,605	510,406
*†† Ω	Sunshine 100 China Holdings Ltd.	112,000	830
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	256,086
	Sunwoda Electronic Co. Ltd., Class A	384,600	847,070
	Suzhou Anjie Technology Co. Ltd., Class A	195,900	383,737
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	534,200	1,368,047
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	431,859
	Tangshan Jidong Cement Co. Ltd., Class A	761,444	744,445
	TangShan Port Group Co. Ltd., Class A	1,646,190	801,294
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	521,541
	TBEA Co. Ltd., Class A	1,814,098	3,471,736
	TCL Electronics Holdings Ltd.	4,884,666	1,699,000
*	TCL Technology Group Corp., Class A	4,257,698	2,289,392
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	573,500	1,447,878
	Ten Pao Group Holdings Ltd.	304,000	39,822
*	Tencent Music Entertainment Group, ADR	1,008,265	7,320,004
	Tian An China Investment Co. Ltd.	4,049,000	1,958,669
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	834,626
	Tiangong International Co. Ltd.	4,966,000	1,459,698
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	8,189
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	609,687
	Tianjin Port Development Holdings Ltd.	16,373,657	1,089,398
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	42,400	100,934
	Tianjin Teda Co. Ltd., Class A	134,611	74,482
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	228,400	199,613
*	Tianma Microelectronics Co. Ltd., Class A	825,024	1,105,331
#	Tianneng Power International Ltd.	4,030,000	3,639,005
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	1,233,529
	Tianshui Huatian Technology Co. Ltd., Class A	1,018,076	1,243,370
††	Tianyun International Holdings Ltd.	744,000	279,304
*	Titan Wind Energy Suzhou Co. Ltd., Class A	203,500	371,149
	Tomson Group Ltd.	3,532,757	750,037
	Tong Ren Tang Technologies Co. Ltd., Class H	2,407,000	1,835,656
	TongFu Microelectronics Co. Ltd., Class A	480,800	1,349,895
*	Tongkun Group Co. Ltd., Class A	547,222	1,080,911
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	656,500	367,169
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	1,517,103
	Tongwei Co. Ltd., Class A	825,114	3,082,036
	Tongyu Heavy Industry Co. Ltd., Class A	1,192,100	404,169
	Top Spring International Holdings Ltd.	146,000	9,710
*	Topsec Technologies Group, Inc., Class A	28,515	36,644
	Transfar Zhilian Co. Ltd., Class A	1,128,500	765,236
*	Trigiant Group Ltd.	4,254,000	177,274

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Trina Solar Co. Ltd., Class A	505,986	$2,066,069
*	Trip.com Group Ltd., ADR	1,314,289	44,685,826
*	Trip.com Group Ltd.	19,800	674,816
* ††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	167,700	258,017
	Truly International Holdings Ltd.	3,992,000	409,721
	Unilumin Group Co. Ltd., Class A	406,300	355,999
	Uni-President China Holdings Ltd.	2,071,000	1,409,502
*	Unisplendour Corp. Ltd., Class A	872,664	2,341,562
	United Energy Group Ltd.	10,248,000	1,636,312
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	506,737	1,006,464
	Valiant Co. Ltd., Class A	147,046	345,278
	Victory Giant Technology Huizhou Co. Ltd., Class A	170,431	474,272
#	Vinda International Holdings Ltd.	858,000	2,120,315
*	Vipshop Holdings Ltd., ADR	1,407,270	20,067,670
* Ω	Viva Biotech Holdings	410,000	67,210
*	Vnet Group, Inc., ADR	407,681	1,310,694
	Wangneng Environment Co. Ltd., Class A	130,540	265,428
	Wangsu Science & Technology Co. Ltd., Class A	577,700	554,054
	Wanxiang Qianchao Co. Ltd., Class A	1,053,660	744,947
	Wasion Holdings Ltd.	2,834,000	1,047,933
	Wasu Media Holding Co. Ltd., Class A	497,586	493,925
	Weibo Corp., Sponsored ADR	123,100	1,456,273
	Weibo Corp., Class A	1,100	12,979
	Weichai Power Co. Ltd., Class H	7,564,000	11,321,954
	Weifu High-Technology Group Co. Ltd., Class A	229,800	507,338
*	Weiqiao Textile Co., Class H	3,099,500	633,573
	Wellhope Foods Co. Ltd., Class A	352,688	424,991
	West China Cement Ltd.	11,940,000	1,084,653
	Western Securities Co. Ltd., Class A	968,948	881,964
#	Wharf Holdings Ltd.	2,011,000	5,102,804
	Windey Energy Technology Group Co. Ltd., Class A	182,430	264,624
*	Wingtech Technology Co. Ltd., Class A	278,000	1,892,264
	Winner Medical Co. Ltd., Class A	51,660	283,713
	Wolong Electric Group Co. Ltd., Class A	443,900	681,573
	Wuchan Zhongda Group Co. Ltd., Class A	1,831,400	1,144,244
	Wuhu Token Science Co. Ltd., Class A	1,055,600	932,346
	Wushang Group Co. Ltd., Class A	309,900	365,526
*	Wuxi Taiji Industry Co. Ltd., Class A	411,647	364,070
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,228,694
	Xiamen Bank Co. Ltd., Class A	569,300	412,595
	Xiamen C & D, Inc., Class A	868,100	1,159,967
	Xiamen ITG Group Corp. Ltd., Class A	611,502	574,360
	Xiamen Tungsten Co. Ltd., Class A	299,740	694,649
	Xiamen Xiangyu Co. Ltd., Class A	671,801	588,880
	Xiandai Investment Co. Ltd., Class A	184,100	101,926
	Xiangcai Co. Ltd., Class A	226,000	251,494
* Ω	Xiaomi Corp., Class B	23,429,000	42,008,729
	Xilinmen Furniture Co. Ltd., Class A	97,400	255,655
*	Xinfengming Group Co. Ltd., Class A	420,160	723,528
	Xingda International Holdings Ltd.	7,644,215	1,290,980
	Xingfa Aluminium Holdings Ltd.	447,000	366,065
	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	914,798
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,536,682
	Xinjiang Tianshan Cement Co. Ltd., Class A	469,700	457,689
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	125,119
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	671,300	614,467
# *	Xinte Energy Co. Ltd., Class H	1,556,400	2,365,176
*	Xinxiang Chemical Fiber Co. Ltd., Class A	161,070	73,975

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	$779,078
	Xinyi Energy Holdings Ltd.	3,621,026	634,301
	Xinyu Iron & Steel Co. Ltd., Class A	1,099,800	611,767
*	XPeng, Inc., Class A	661,300	4,805,518
	Xuji Electric Co. Ltd., Class A	233,200	547,974
*	Yanchang Petroleum International Ltd.	101,000	5,162
	Yankuang Energy Group Co. Ltd., Class H	5,550,999	9,640,739
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	142,501	536,831
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	405,403	1,585,129
	Yibin Tianyuan Group Co. Ltd., Class A	181,690	136,599
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,494,000	1,583,691
*	Yifan Pharmaceutical Co. Ltd., Class A	89,100	168,272
	Yintai Gold Co. Ltd., Class A	92,074	170,344
	Yip’s Chemical Holdings Ltd.	842,000	157,129
*	Yiren Digital Ltd., Sponsored ADR	131,369	290,325
Ω	Yixin Group Ltd.	485,000	38,458
	Yixintang Pharmaceutical Group Co. Ltd., Class A	228,663	664,653
	Yonfer Agricultural Technology Co. Ltd., Class A	435,300	690,892
	YongXing Special Materials Technology Co. Ltd., Class A	57,210	391,270
	Yotrio Group Co. Ltd., Class A	629,200	272,642
	Youngor Group Co. Ltd., Class A	1,239,313	1,143,646
	YTO Express Group Co. Ltd., Class A	1,174,363	2,180,761
	Yuexiu Property Co. Ltd.	8,006,357	8,327,875
	Yunda Holding Co. Ltd., Class A	932,989	1,162,862
	Yunnan Aluminium Co. Ltd., Class A	1,180,130	2,243,310
	Yunnan Copper Co. Ltd., Class A	660,600	996,040
	Yunnan Energy New Material Co. Ltd., Class A	190,700	1,750,317
	Yunnan Tin Co. Ltd., Class A	466,300	900,727
	Zhefu Holding Group Co. Ltd., Class A	1,567,740	792,799
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,164,754	934,144
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	723,167
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	2,462,572
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	444,794
	Zhejiang Crystal-Optech Co. Ltd., Class A	400,600	755,497
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,629,050
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	126,864	184,646
# * ††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	960,021
	Zhejiang Hangmin Co. Ltd., Class A	477,181	553,925
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	402,700	396,836
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	344,149
	Zhejiang Huayou Cobalt Co. Ltd., Class A	263,931	1,328,319
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	540,095
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	80,557
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	96,700	264,226
*	Zhejiang Jingu Co. Ltd., Class A	389,500	415,389
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	734,541
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	242,000	671,696
	Zhejiang Juhua Co. Ltd., Class A	510,398	1,056,658
	Zhejiang Longsheng Group Co. Ltd., Class A	1,137,433	1,383,793
	Zhejiang Medicine Co. Ltd., Class A	382,817	567,521
*	Zhejiang Narada Power Source Co. Ltd., Class A	104,000	190,468
	Zhejiang NHU Co. Ltd., Class A	1,002,676	2,216,977
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	274,200	137,956
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	14,532	78,102
	Zhejiang Runtu Co. Ltd., Class A	378,930	346,145
	Zhejiang Semir Garment Co. Ltd., Class A	747,199	623,384
	Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	256,465
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	920,600	639,742

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	$396,550
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	325,419
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	380,828	509,090
	Zhejiang Yinlun Machinery Co. Ltd., Class A	130,100	312,565
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,255,200	1,184,280
	Zheshang Securities Co. Ltd., Class A	999,300	1,376,242
*	Zhong An Group Ltd.	15,060,600	217,274
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	2,239,023
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	767,500	533,147
	Zhongsheng Group Holdings Ltd.	880,000	2,032,180
	Zhongtai Securities Co. Ltd., Class A	1,037,500	1,015,524
* ††	Zhongtian Financial Group Co. Ltd., Class A	926,500	37,981
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	160,282
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	600,699
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	654,200	2,111,343
	Zhuzhou Kibing Group Co. Ltd., Class A	884,646	965,027
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,619,800	2,401,745

TOTAL CHINA			2,617,079,105

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	866,358	2,998,551
	BAC Holding International Corp.	41,257	2,085
	Bancolombia SA, Sponsored ADR	39,549	1,003,754
	Bancolombia SA	50,766	361,998
	Cementos Argos SA	442,467	509,117
	Corp. Financiera Colombiana SA	45,324	138,967
	Grupo Argos SA	1,415,756	3,068,159
	Mineros SA	128,115	54,408

TOTAL COLOMBIA			8,137,039

CZECH REPUBLIC — (0.1%)
	CEZ AS	48,626	2,081,512
	Komercni Banka AS	245,766	7,203,044
Ω	Moneta Money Bank AS	542,815	2,098,617

TOTAL CZECH REPUBLIC			11,383,173

GREECE — (0.5%)
*	Alpha Services & Holdings SA	5,957,345	8,917,744
	Autohellas Tourist & Trading SA	18,721	252,227
	Bank of Greece	50,963	739,147
*	Eurobank Ergasias Services & Holdings SA, Class A	5,886,190	9,621,117
	Fourlis Holdings SA	61,713	264,785
	Helleniq Energy Holdings SA	172,741	1,268,299
	Intracom Holdings SA	283,664	599,346
	JUMBO SA	7,085	186,410
	Motor Oil Hellas Corinth Refineries SA	109,001	2,596,141
	Mytilineos SA	203,339	7,532,571
*	National Bank of Greece SA	1,478,632	8,468,644
*	Piraeus Financial Holdings SA	1,220,386	3,617,402
	Titan Cement International SA	101,687	1,904,440

TOTAL GREECE			45,968,273

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	6,152,000	0
* ††	CECEP COSTIN New Materials Group Ltd.	132,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	0
* ††	CTEG	9,748,000	0

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Kai Yuan Holdings Ltd.	11,080,000	$27,033
* ††	Tenwow International Holdings Ltd.	2,984,000	0
*	Tongda Group Holdings Ltd.	5,735,000	79,996
††	Untrade.Ch Wood Opti	88,000	1,898
	Untrade.Chinaproperties	3,380,000	33,605
* ††	Untrade.Lumena Newmat	1,315,048	0

TOTAL HONG KONG			142,532

HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,741,643	21,823,816
	OTP Bank Nyrt	11,590	431,380

TOTAL HUNGARY			22,255,196

INDIA — (17.9%)
	360 ONE WAM Ltd.	380,138	2,398,309
	Aarti Drugs Ltd.	10,733	60,400
	ACC Ltd.	276,564	6,268,200
*	Aditya Birla Capital Ltd.	2,750,825	5,694,037
	Advanced Enzyme Technologies Ltd.	3,682	13,704
	AGI Greenpac Ltd.	39,925	424,475
	Alembic Ltd.	378,534	368,709
	Alembic Pharmaceuticals Ltd.	110,023	942,485
	Allcargo Logistics Ltd.	406,354	1,249,885
	Allcargo Terminals Ltd.	406,354	188,392
	Amara Raja Energy & Mobility Ltd.	150,393	1,103,409
	Ambuja Cements Ltd.	1,927,880	9,825,057
	Anant Raj Ltd.	44,114	128,473
	Andhra Sugars Ltd.	128,052	163,651
	Apar Industries Ltd.	13,972	868,643
	Apollo Tyres Ltd.	1,942,429	8,906,862
	Arvind Ltd.	917,465	2,150,881
*	Ashoka Buildcon Ltd.	159,243	247,892
* Ω	Aster DM Healthcare Ltd.	207,797	822,333
	Astra Microwave Products Ltd.	4,668	26,016
	Aurobindo Pharma Ltd.	1,264,242	12,891,587
	Avadh Sugar & Energy Ltd.	2,336	21,310
	Avanti Feeds Ltd.	21,703	104,985
	Axis Bank Ltd.	10,198,375	120,167,264
	Bajaj Consumer Care Ltd.	69,062	192,698
*	Bajaj Hindusthan Sugar Ltd.	69,831	22,325
	Bajaj Holdings & Investment Ltd.	196,382	16,299,397
	Balmer Lawrie & Co. Ltd.	400,330	645,493
	Balrampur Chini Mills Ltd.	725,111	3,598,359
	Banco Products India Ltd.	54,069	290,410
Ω	Bandhan Bank Ltd.	1,211,428	3,118,669
	Bank of Baroda	4,069,275	9,585,236
	Bank of India	1,033,756	1,188,237
	Bank of Maharashtra	1,853,921	929,853
	BEML Ltd.	85,018	2,064,735
	Bhansali Engineering Polymers Ltd.	48,508	50,822
	Bharat Bijlee Ltd.	2,912	131,254
	Bharat Electronics Ltd.	7,770,155	12,471,859
	Bharat Heavy Electricals Ltd.	4,379,773	6,356,600
	Birla Corp. Ltd.	162,296	2,474,453
	Birlasoft Ltd.	366,333	2,408,889
	Bodal Chemicals Ltd.	45,065	40,599
	Bombay Burmah Trading Co.	25,062	405,834
	Brigade Enterprises Ltd.	39,746	292,929

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	BSE Ltd.	105,986	$2,384,205
*	Camlin Fine Sciences Ltd.	47,294	81,762
	Can Fin Homes Ltd.	112,407	1,032,847
	Canara Bank	1,292,841	5,959,736
*	Capacit’e Infraprojects Ltd.	52,067	131,406
	Caplin Point Laboratories Ltd.	7,420	91,332
	Ceat Ltd.	144,694	3,657,197
*	Central Bank of India Ltd.	466,247	242,013
	Century Enka Ltd.	32,855	178,560
	Century Textiles & Industries Ltd.	89,031	1,160,126
	CG Power & Industrial Solutions Ltd.	1,525,063	7,125,534
	Chambal Fertilisers & Chemicals Ltd.	931,126	3,227,204
* ††	Chennai Super Kings Cricket Ltd.	5,080,767	0
	Cholamandalam Financial Holdings Ltd.	423,629	5,763,194
	CIE Automotive India Ltd.	370,717	2,052,943
	Cigniti Technologies Ltd.	4,594	57,074
	Cipla Ltd.	789,429	11,409,111
	City Union Bank Ltd.	1,270,222	2,110,779
Ω	Cochin Shipyard Ltd.	136,354	1,555,506
	Container Corp. of India Ltd.	312,168	2,581,544
	Coromandel International Ltd.	3,673	46,013
	Cosmo First Ltd.	7,049	53,950
*	CSB Bank Ltd.	90,064	358,082
	Cyient Ltd.	147,084	2,803,361
	Dalmia Bharat Ltd.	313,123	7,918,406
	Dalmia Bharat Sugar & Industries Ltd.	29,477	158,960
	DB Corp. Ltd.	129,970	467,832
	DCB Bank Ltd.	1,048,996	1,447,217
	DCM Shriram Ltd.	219,859	2,444,719
	DCW Ltd.	318,812	204,725
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	2,391,523
	Delta Corp. Ltd.	336,051	515,934
*	DEN Networks Ltd.	357,048	199,115
	Dhampur Bio Organics Ltd.	96,163	181,996
	Dhampur Sugar Mills Ltd.	164,532	524,068
Ω	Dilip Buildcon Ltd.	17,125	62,844
*	Dish TV India Ltd.	1,175,913	239,777
*	Dishman Carbogen Amcis Ltd.	321,072	546,981
	DLF Ltd.	1,774,933	12,002,754
	Dr Reddy’s Laboratories Ltd., ADR	71,016	4,625,272
	Dr Reddy’s Laboratories Ltd.	2,765	178,348
	Dwarikesh Sugar Industries Ltd.	216,856	234,269
	eClerx Services Ltd.	17,658	412,131
	EID Parry India Ltd.	507,826	2,811,011
	Electrosteel Castings Ltd.	905,668	928,032
	Engineers India Ltd.	597,063	882,883
	EPL Ltd.	116,279	253,481
Ω	Equitas Small Finance Bank Ltd.	325,660	361,466
	Escorts Kubota Ltd.	71,108	2,682,458
	Everest Industries Ltd.	8,915	126,577
	Everest Kanto Cylinder Ltd.	22,567	31,081
	Excel Industries Ltd.	8,306	85,365
	Exide Industries Ltd.	801,069	2,460,227
*	FDC Ltd.	119,390	516,941
	Federal Bank Ltd.	9,464,464	15,990,180
	FIEM Industries Ltd.	17,260	363,868
	Filatex India Ltd.	576,966	330,978
	Finolex Cables Ltd.	360,904	3,887,023
	Finolex Industries Ltd.	783,938	1,798,313

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Firstsource Solutions Ltd.	1,699,392	$3,182,398
	Force Motors Ltd.	8,527	348,297
	Fortis Healthcare Ltd.	1,023,248	3,970,011
	Gabriel India Ltd.	229,139	924,277
	GAIL India Ltd.	10,789,667	15,537,393
	Gateway Distriparks Ltd.	1,300,508	1,368,924
Ω	General Insurance Corp. of India	139,344	381,946
	Genus Power Infrastructures Ltd.	97,038	286,831
	GHCL Ltd.	319,929	2,237,144
*	GHCL Textiles Ltd.	319,929	288,736
	GIC Housing Finance Ltd.	54,860	130,595
	Glenmark Pharmaceuticals Ltd.	864,022	7,791,777
	Godawari Power & Ispat Ltd.	56,804	421,380
	Godfrey Phillips India Ltd.	82,657	2,255,124
*	Godrej Industries Ltd.	12,983	97,587
	Granules India Ltd.	851,817	3,333,129
	Graphite India Ltd.	87,286	487,140
	Grasim Industries Ltd.	964,640	21,886,871
	Grauer & Weil India Ltd.	41,217	58,552
	Great Eastern Shipping Co. Ltd.	503,782	4,823,640
	Greenpanel Industries Ltd.	8,423	35,761
	Gujarat Alkalies & Chemicals Ltd.	122,273	1,051,934
	Gujarat Ambuja Exports Ltd.	320,377	1,258,572
	Gujarat Fluorochemicals Ltd.	81,735	2,721,360
	Gujarat Mineral Development Corp. Ltd.	465,476	1,994,181
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	390,910	3,240,963
	Gujarat Pipavav Port Ltd.	753,876	1,100,410
	Gujarat State Fertilizers & Chemicals Ltd.	1,098,200	2,647,910
	Gujarat State Petronet Ltd.	1,318,554	4,230,141
*	Hathway Cable & Datacom Ltd.	1,645,904	357,930
	HBL Power Systems Ltd.	107,935	381,119
	HDFC Bank Ltd.	3,924,781	69,572,642
	HEG Ltd.	38,504	754,611
	HeidelbergCement India Ltd.	332,100	752,261
	Heritage Foods Ltd.	26,682	71,522
	Hero MotoCorp Ltd.	272,541	10,125,782
	HFCL Ltd.	1,517,967	1,187,569
	HG Infra Engineering Ltd.	13,314	143,613
	Hikal Ltd.	207,988	687,050
	HIL Ltd.	19,540	653,337
	Himadri Speciality Chemical Ltd.	751,378	2,158,632
*	Himatsingka Seide Ltd.	105,201	193,943
	Hindalco Industries Ltd.	7,802,509	43,119,455
	Hinduja Global Solutions Ltd.	90,207	1,013,248
	Hindustan Aeronautics Ltd.	285,268	6,249,695
	Huhtamaki India Ltd.	14,023	47,486
	I G Petrochemicals Ltd.	6,631	38,680
	ICICI Bank Ltd., Sponsored ADR	3,095,733	68,694,312
	ICICI Bank Ltd.	726,431	8,000,344
*	IDFC First Bank Ltd.	10,321,772	10,269,683
	IDFC Ltd.	3,895,441	5,369,743
	IIFL Finance Ltd.	647,553	4,828,808
	IIFL Securities Ltd.	1,373,833	1,662,243
*	India Cements Ltd.	444,625	1,114,763
	India Glycols Ltd.	71,166	572,962
	India Nippon Electricals Ltd.	6,634	39,485
	Indiabulls Housing Finance Ltd.	1,917,170	3,726,313
	Indian Bank	544,017	2,738,808
*	Indian Overseas Bank	1,190,933	564,033

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Indian Railway Finance Corp. Ltd.	6,030,028	$5,262,026
	Indo Count Industries Ltd.	254,848	868,705
	Indoco Remedies Ltd.	9,903	37,828
*	Indus Towers Ltd.	1,391,870	2,888,650
	IndusInd Bank Ltd.	1,591,931	27,572,113
	Infibeam Avenues Ltd.	5,141,087	1,174,608
	Info Edge India Ltd.	67,098	3,305,537
	Insecticides India Ltd.	2,483	15,318
	IOL Chemicals & Pharmaceuticals Ltd.	91,980	465,238
	Ipca Laboratories Ltd.	38,656	457,704
Ω	IRCON International Ltd.	839,889	1,399,345
	ISGEC Heavy Engineering Ltd.	2,418	19,560
	ITD Cementation India Ltd.	283,266	674,605
	J Kumar Infraprojects Ltd.	202,447	983,334
*	Jagran Prakashan Ltd.	450,732	540,933
	Jai Corp. Ltd.	183,191	665,691
	Jammu & Kashmir Bank Ltd.	1,448,162	1,854,493
	JB Chemicals & Pharmaceuticals Ltd.	40,294	675,549
	Jindal Poly Films Ltd.	54,978	414,325
	Jindal Saw Ltd.	934,025	4,991,011
	Jindal Stainless Ltd.	688,606	3,673,196
	Jindal Steel & Power Ltd.	2,350,467	17,896,841
*	Jio Financial Services Ltd.	11,255,226	29,490,324
	JK Lakshmi Cement Ltd.	242,018	1,998,193
	JK Paper Ltd.	443,447	2,033,531
	JK Tyre & Industries Ltd.	567,910	2,078,643
	JM Financial Ltd.	2,405,311	2,370,068
	JSW Energy Ltd.	1,906,183	8,819,170
	JSW Steel Ltd.	4,041,124	35,719,760
	Jubilant Ingrevia Ltd.	258,072	1,301,868
	Jubilant Pharmova Ltd.	444,607	2,000,269
	Kalpataru Projects International Ltd.	421,283	3,336,195
	Kalyani Steels Ltd.	85,498	470,367
	Karnataka Bank Ltd.	1,019,469	2,812,264
	Karur Vysya Bank Ltd.	2,422,829	4,175,322
*	Kaveri Seed Co. Ltd.	89,790	669,084
	KCP Ltd.	60,061	94,393
	KEC International Ltd.	87,065	660,043
*	Kiri Industries Ltd.	1,368	4,452
	Kirloskar Brothers Ltd.	9,242	99,743
	Kirloskar Ferrous Industries Ltd.	22,923	130,324
	Kirloskar Oil Engines Ltd.	317,117	2,089,246
	Kitex Garments Ltd.	28,810	70,108
	KNR Constructions Ltd.	427,290	1,348,016
	Kolte-Patil Developers Ltd.	110,452	635,266
	KPIT Technologies Ltd.	123,674	1,820,360
	KRBL Ltd.	186,853	808,452
	Krsnaa Diagnostics Ltd.	4,378	36,875
	L&T Finance Holdings Ltd.	4,068,555	6,490,470
	Larsen & Toubro Ltd.	2,234,738	78,479,974
	LG Balakrishnan & Bros Ltd.	49,453	633,521
	LIC Housing Finance Ltd.	1,813,830	10,004,475
	LT Foods Ltd.	920,767	1,820,098
	Lumax Auto Technologies Ltd.	34,557	145,694
	Lupin Ltd.	628,073	8,491,418
	LUX Industries Ltd.	3,036	49,498
	Maharashtra Seamless Ltd.	300,155	2,586,502
	Mahindra & Mahindra Financial Services Ltd.	3,322,250	9,811,726
	Mahindra & Mahindra Ltd.	3,728,125	65,578,299

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Mahindra Lifespace Developers Ltd.	99,924	$589,624
	Maithan Alloys Ltd.	16,659	207,558
	Manappuram Finance Ltd.	2,320,125	3,818,286
	Marksans Pharma Ltd.	1,230,067	1,562,561
Ω	MAS Financial Services Ltd.	6,085	64,864
	Max Estates Ltd.	16,842	54,394
	Mayur Uniquoters Ltd.	21,970	137,586
	Mazagon Dock Shipbuilders Ltd.	6,431	152,122
	Meghmani Organics Ltd.	808,679	714,786
	Minda Corp. Ltd.	56,052	217,453
Ω	Mishra Dhatu Nigam Ltd.	21,931	104,033
	MOIL Ltd.	323,328	904,824
	Monte Carlo Fashions Ltd.	30,939	284,381
*	Morepen Laboratories Ltd.	305,950	123,161
	Motilal Oswal Financial Services Ltd.	18,528	231,659
	MRF Ltd.	6,712	8,749,330
	Muthoot Finance Ltd.	121,083	1,901,354
	Natco Pharma Ltd.	23,885	229,016
	National Aluminium Co. Ltd.	4,348,995	4,838,902
	National Fertilizers Ltd.	369,527	307,742
	Nava Ltd.	507,459	2,519,068
	Navneet Education Ltd.	86,741	158,357
	NCC Ltd.	2,062,919	3,587,674
	NCL Industries Ltd.	12,157	30,094
	NESCO Ltd.	24,121	187,385
	Neuland Laboratories Ltd.	6,532	303,536
	NIIT Learning Systems Ltd.	437,883	2,054,021
*	NIIT Ltd.	437,883	672,405
	Nilkamal Ltd.	35,747	1,027,571
	NMDC Ltd.	2,233,783	4,138,479
* ††	NMDC Steel Ltd.	2,233,783	1,079,257
	NOCIL Ltd.	369,373	979,244
	NRB Bearings Ltd.	85,234	265,455
	Nucleus Software Exports Ltd.	24,787	460,027
	Oberoi Realty Ltd.	445,028	6,072,791
*	OnMobile Global Ltd.	27,413	35,958
	Orient Cement Ltd.	636,362	1,521,090
	Oriental Hotels Ltd.	14,714	17,084
	Panama Petrochem Ltd.	55,120	212,204
* Ω	Parag Milk Foods Ltd.	67,277	164,566
*	Patel Engineering Ltd.	699,355	406,141
	PCBL Ltd.	1,018,571	2,434,977
	Petronet LNG Ltd.	3,965,707	9,477,066
	Piramal Enterprises Ltd.	342,965	4,018,373
*	Piramal Pharma Ltd.	1,687,208	2,107,247
* Ω	PNB Housing Finance Ltd.	286,117	2,536,082
	PNC Infratech Ltd.	378,425	1,505,662
	Polyplex Corp. Ltd.	96,705	1,187,206
	Power Finance Corp. Ltd.	6,354,839	18,846,518
	Power Mech Projects Ltd.	6,909	297,196
*	Prakash Industries Ltd.	444,157	848,915
	Prestige Estates Projects Ltd.	653,042	5,986,805
*	Pricol Ltd.	180,384	767,308
	PTC India Financial Services Ltd.	1,159,942	398,009
	PTC India Ltd.	1,090,055	1,838,496
	Punjab National Bank	6,093,734	5,337,618
Ω	Quess Corp. Ltd.	33,800	170,532
	Rain Industries Ltd.	975,589	1,803,918
	Rajesh Exports Ltd.	368,708	1,999,672

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Rallis India Ltd.	368,604	$961,689
	Ramco Cements Ltd.	124,692	1,487,672
	Ramco Industries Ltd.	78,099	200,739
	Ramkrishna Forgings Ltd.	77,635	600,097
	Rane Holdings Ltd.	1,527	22,018
	Rashtriya Chemicals & Fertilizers Ltd.	953,874	1,459,614
	Raymond Ltd.	176,695	3,736,527
Ω	RBL Bank Ltd.	1,253,163	3,327,804
	REC Ltd.	7,646,370	26,448,075
	Redington Ltd.	3,602,635	6,165,781
*	Redtape Ltd.	93,391	572,121
	Reliance Industries Ltd.	11,159,703	307,014,572
*	Reliance Power Ltd.	8,732,244	1,794,394
	Repco Home Finance Ltd.	193,967	960,636
	Rico Auto Industries Ltd.	124,266	131,106
	RITES Ltd.	59,631	326,038
	RSWM Ltd.	46,984	100,541
	Rupa & Co. Ltd.	14,398	43,298
	Sagar Cements Ltd.	15,384	45,397
	Samvardhana Motherson International Ltd.	5,361,206	5,921,061
*	Sanghi Industries Ltd.	14,900	21,000
	Sanghvi Movers Ltd.	26,527	234,113
	Sarda Energy & Minerals Ltd.	174,620	424,287
	Sasken Technologies Ltd.	7,289	100,655
*	Satin Creditcare Network Ltd.	12,537	36,527
	Savita Oil Technologies Ltd.	15,655	68,210
	Seshasayee Paper & Boards Ltd.	78,768	327,853
Ω	SH Kelkar & Co. Ltd.	56,839	98,053
	Shankara Building Products Ltd.	5,132	44,527
	Sharda Cropchem Ltd.	52,923	258,705
*	Shilpa Medicare Ltd.	2,879	12,254
	Shipping Corp. of India Ltd.	839,608	1,405,655
	Shipping Corp. of India Ltd.	839,608	102,255
	Shriram Finance Ltd.	877,901	19,868,975
	Siyaram Silk Mills Ltd.	30,146	192,066
	Sobha Ltd.	231,253	1,985,960
	Somany Ceramics Ltd.	6,642	53,019
	South Indian Bank Ltd.	4,961,219	1,442,278
*	Spandana Sphoorty Financial Ltd.	30,589	326,885
*	Star Cement Ltd.	34,342	65,199
	State Bank of India	7,741,976	52,644,536
	State Bank of India, GDR	19,590	1,326,243
	Steel Authority of India Ltd.	5,294,172	5,337,492
	Strides Pharma Science Ltd.	328,728	1,887,969
	Sun Pharmaceutical Industries Ltd.	1,910,692	24,898,051
	Sun TV Network Ltd.	326,890	2,486,041
*	Sunflag Iron & Steel Co. Ltd.	28,711	58,955
	Sunteck Realty Ltd.	224,123	1,166,115
	Surya Roshni Ltd.	147,734	1,018,035
	Tamil Nadu Newsprint & Papers Ltd.	40,714	136,152
*	TARC Ltd.	263,704	324,505
	Tata Chemicals Ltd.	757,897	8,724,109
	Tata Coffee Ltd.	314,920	996,979
	Tata Consumer Products Ltd.	734,817	7,946,836
	Tata Metaliks Ltd.	1,879	20,245
	Tata Steel Ltd.	30,487,674	43,560,463
	TD Power Systems Ltd.	29,730	86,705
	Tech Mahindra Ltd.	167,414	2,281,237
	Techno Electric & Engineering Co. Ltd.	100,353	601,827

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
* ††	Teledata Marine Solutions Ltd.	267,258	$0
	Texmaco Rail & Engineering Ltd.	310,000	455,273
	Thirumalai Chemicals Ltd.	144,596	345,223
	Tide Water Oil Co. India Ltd.	12,468	173,309
	Time Technoplast Ltd.	700,810	1,343,050
	Tinplate Co. of India Ltd.	177,942	802,575
	Titagarh Rail System Ltd.	44,875	410,485
*	TransIndia Real Estate Ltd.	406,354	190,588
	Transport Corp. of India Ltd.	129,526	1,277,716
	Trident Ltd.	569,558	238,072
	Triveni Engineering & Industries Ltd.	479,523	2,054,433
	Tube Investments of India Ltd.	182,079	6,897,416
	TV Today Network Ltd.	55,663	142,397
*	TV18 Broadcast Ltd.	1,616,955	802,604
	TVS Holdings Ltd.	2,169	140,874
	TVS Holdings Pvt Ltd.	2,169	26,606
	TVS Srichakra Ltd.	7,003	324,255
	Uflex Ltd.	197,481	1,006,198
	Ujjivan Financial Services Ltd.	79,056	508,462
*	Unichem Laboratories Ltd.	148,098	773,650
	Union Bank of India Ltd.	852,360	1,037,073
	UPL Ltd.	1,488,493	9,666,503
	Usha Martin Ltd.	466,300	1,655,799
	UTI Asset Management Co. Ltd.	10,556	95,119
*	VA Tech Wabag Ltd.	167,419	968,000
	Vakrangee Ltd.	91,871	19,524
	Vardhman Textiles Ltd.	720,669	3,202,582
* Ω	Varroc Engineering Ltd.	60,475	335,331
	Vedanta Ltd.	2,085,561	5,427,312
	Venky’s India Ltd.	10,325	243,049
	Vindhya Telelinks Ltd.	23,855	703,767
	Visaka Industries Ltd.	11,915	12,225
	VL E-Governance & IT Solutions Ltd.	9,187	3,294
*	Vodafone Idea Ltd.	4,085,048	581,556
	Voltamp Transformers Ltd.	1,791	103,144
	Welspun Corp. Ltd.	712,250	3,637,594
	Welspun Enterprises Ltd.	425,978	1,343,526
	Welspun India Ltd.	1,450,693	2,624,279
	West Coast Paper Mills Ltd.	193,782	1,708,158
	Wipro Ltd.	4,641,341	21,368,489
*	Wockhardt Ltd.	57,359	156,159
*	Yes Bank Ltd.	20,413,661	3,924,660
*	Zee Entertainment Enterprises Ltd.	3,660,922	11,356,791
	Zensar Technologies Ltd.	423,215	2,491,680
*	Zomato Ltd.	7,259,083	9,150,888
	Zydus Lifesciences Ltd.	274,482	1,899,106
	Zydus Wellnes Ltd.	11,732	216,614

TOTAL INDIA			1,816,502,723

INDONESIA — (1.7%)
	ABM Investama Tbk. PT	492,900	118,436
	Ace Hardware Indonesia Tbk. PT	24,930,800	1,255,322
	Adaro Energy Indonesia Tbk. PT	81,977,800	13,227,047
*	Adhi Karya Persero Tbk. PT	7,282,600	184,358
*	Adi Sarana Armada Tbk. PT	2,725,700	139,018
*	Alam Sutera Realty Tbk. PT	39,430,800	411,921
	Aneka Tambang Tbk. PT	18,081,100	1,937,269
	Astra Agro Lestari Tbk. PT	2,837,066	1,258,373
	Astra International Tbk. PT	76,166,100	27,707,670

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Astra Otoparts Tbk. PT	646,300	$112,313
* ††	Bakrie Telecom Tbk. PT	160,430,200	0
*	Bank Capital Indonesia Tbk. PT	15,302,200	126,205
	Bank Mandiri Persero Tbk. PT	40,221,924	14,369,365
	Bank Negara Indonesia Persero Tbk. PT	38,738,982	11,690,905
	Bank OCBC Nisp Tbk. PT	927,600	64,832
*	Bank Pan Indonesia Tbk. PT	47,387,801	3,388,570
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	17,941,684	1,282,245
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	19,489,500	742,477
	Bank Tabungan Negara Persero Tbk. PT	33,890,015	2,614,526
*	Bekasi Fajar Industrial Estate Tbk. PT	13,160,500	110,183
	BISI International Tbk. PT	10,049,400	987,242
	Blue Bird Tbk. PT	497,500	62,024
*	Buana Lintas Lautan Tbk. PT	32,672,400	156,235
*	Bukalapak.com Tbk. PT	5,666,400	75,020
	Bukit Asam Tbk. PT	22,579,100	3,524,551
*	Bumi Resources Minerals Tbk. PT	13,596,800	165,978
*	Bumi Resources Tbk. PT	38,978,000	277,352
*	Bumi Serpong Damai Tbk. PT	16,787,300	1,061,678
	Ciputra Development Tbk. PT	58,496,278	4,081,910
*	City Retail Developments Tbk. PT	1,000,000	8,782
	Dayamitra Telekomunikasi PT	2,162,800	84,373
	Delta Dunia Makmur Tbk. PT	23,546,000	512,903
	Dharma Satya Nusantara Tbk. PT	8,751,700	314,155
	Elang Mahkota Teknologi Tbk. PT	10,516,700	331,348
	Elnusa Tbk. PT	15,056,100	409,924
	Erajaya Swasembada Tbk. PT	51,296,600	1,292,000
*	Gajah Tunggal Tbk. PT	8,135,800	450,541
	Gudang Garam Tbk. PT	890,100	1,304,618
* ††	Hanson International Tbk. PT	37,319,300	0
	Harum Energy Tbk. PT	3,498,100	355,850
	Indah Kiat Pulp & Paper Tbk. PT	14,843,400	8,971,386
	Indika Energy Tbk. PT	11,304,900	1,291,968
	Indo Tambangraya Megah Tbk. PT	2,252,600	3,762,379
	Indocement Tunggal Prakarsa Tbk. PT	1,629,000	951,603
	Indofood Sukses Makmur Tbk. PT	24,262,000	10,157,374
	Indomobil Sukses Internasional Tbk. PT	252,400	21,771
*	Integra Indocabinet Tbk. PT	4,584,200	96,958
*	Intiland Development Tbk. PT	16,318,400	203,472
	Japfa Comfeed Indonesia Tbk. PT	29,403,550	2,267,219
	Jaya Real Property Tbk. PT	43,375,300	1,898,157
*	Kawasan Industri Jababeka Tbk. PT	149,763,656	1,244,867
	KMI Wire & Cable Tbk. PT	10,201,300	210,660
*	Krakatau Steel Persero Tbk. PT	3,578,500	38,057
*	Lippo Cikarang Tbk. PT	2,408,310	136,457
*	Lippo Karawaci Tbk. PT	220,161,662	1,219,877
*	Malindo Feedmill Tbk. PT	6,123,100	171,176
	Medco Energi Internasional Tbk. PT	41,795,832	3,360,179
	Media Nusantara Citra Tbk. PT	34,716,400	1,079,971
	Metrodata Electronics Tbk. PT	5,280,550	167,807
	Mitra Pinasthika Mustika Tbk. PT	4,852,200	305,461
	Mulia Industrindo Tbk. PT	1,679,400	43,143
*	Multipolar Tbk. PT	10,396,600	48,459
* ††	Omni Inovasi Indonesia Tbk. PT	6,628,800	15,649
	Pabrik Kertas Tjiwi Kimia Tbk. PT	4,558,300	2,195,650
	Pakuwon Jati Tbk. PT	12,571,800	316,423
*	Panin Financial Tbk. PT	65,059,000	1,113,978
*	Paninvest Tbk. PT	9,027,200	565,976
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	17,633,584	1,015,746

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	PP Persero Tbk. PT	4,882,900	$173,672
	Puradelta Lestari Tbk. PT	2,516,000	27,069
	Ramayana Lestari Sentosa Tbk. PT	10,387,700	325,813
	Salim Ivomas Pratama Tbk. PT	22,834,800	540,425
	Samator Indo Gas Tbk. PT	380,600	37,741
	Sampoerna Agro Tbk. PT	8,192,041	1,041,453
	Samudera Indonesia Tbk. PT	5,703,500	108,425
*	Sarana Meditama Metropolitan Tbk. PT	563,000	12,188
	Sawit Sumbermas Sarana Tbk. PT	3,164,600	228,093
	Semen Indonesia Persero Tbk. PT	12,747,351	4,898,205
	Siloam International Hospitals Tbk. PT	6,493,900	981,646
	Sinar Mas Agro Resources & Technology Tbk. PT	1,174,500	316,418
* ††	Sri Rejeki Isman Tbk. PT	63,289,500	109,068
	Steel Pipe Industry of Indonesia PT	695,900	12,795
	Summarecon Agung Tbk. PT	21,875,200	736,354
	Surya Citra Media Tbk. PT	5,514,900	52,442
	Surya Esa Perkasa Tbk. PT	3,064,200	115,747
*	Surya Semesta Internusa Tbk. PT	25,894,300	668,225
* ††	Suryainti Permata Tbk. PT	17,378,000	0
	Tempo Scan Pacific Tbk. PT	917,400	96,448
	Timah Tbk. PT	8,284,800	359,747
* ††	Trada Alam Minera Tbk. PT	188,544,700	0
	Trias Sentosa Tbk. PT	336,500	10,855
	Triputra Agro Persada PT	1,841,500	63,768
	Tunas Baru Lampung Tbk. PT	20,560,800	1,100,827
	Unggul Indah Cahaya Tbk. PT	288,335	146,618
	United Tractors Tbk. PT	9,294,100	14,707,988
	Vale Indonesia Tbk. PT	9,453,400	2,946,149
* ††	Waskita Beton Precast Tbk. PT	22,419,100	70,570
* ††	Waskita Karya Persero Tbk. PT	25,152,582	240,679
	Wijaya Karya Beton Tbk. PT	18,377,300	158,477
*	Wijaya Karya Persero Tbk. PT	17,873,100	431,839
*	Wintermar Offshore Marine Tbk. PT	566,000	15,349
	XL Axiata Tbk. PT	27,641,503	3,951,234

TOTAL INDONESIA			173,755,669

KUWAIT — (0.2%)
	A’ayan Leasing & Investment Co. KSCP	2,647,486	1,317,540
*	Agility Public Warehousing Co. KSC	2,984,981	5,073,841
	Ahli United Bank KSCP	66,212	53,064
	Al Ahli Bank of Kuwait KSCP	513,355	355,010
	Al-Eid Food KSC	39,469	21,555
	Arzan Financial Group for Financing & Investment KPSC	2,315,113	1,219,465
*	Asiya Capital Investments Co. KSCP	893,372	122,696
	Boubyan Petrochemicals Co. KSCP	296,991	588,319
	Burgan Bank SAK	948,107	499,407
	Combined Group Contracting Co. SAK	258,763	352,041
	Gulf Bank KSCP	4,169,592	3,193,386
	Gulf Cables & Electrical Industries Group Co. KSCP	8,643	32,958
	Heavy Engineering & Ship Building Co. KSCP, Class B	45,014	109,826
	Integrated Holding Co. KCSC	293,266	418,884
	Kuwait Finance House KSCP	492,519	1,088,651
	Kuwait International Bank KSCP	1,401,522	665,774
	Mezzan Holding Co. KSCC	342,272	553,033
	Mobile Telecommunications Co. KSCP	2,231,678	3,468,855
	National Industries Group Holding SAK	1,639,271	942,932
	National Investments Co. KSCP	151,444	91,028

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Warba Bank KSCP	1,900,108	$1,056,127

TOTAL KUWAIT			21,224,392

MALAYSIA — (1.8%)
	Aeon Co. M Bhd	1,758,700	398,899
#	AFFIN Bank Bhd	8,112,759	3,439,778
	Alliance Bank Malaysia Bhd	5,120,300	3,687,399
	Allianz Malaysia Bhd	93,300	313,727
	AMMB Holdings Bhd	7,516,262	6,029,864
	Axiata Group Bhd	309,600	141,654
	Bank Islam Malaysia Bhd	1,520,407	686,382
	Batu Kawan Bhd	1,621,150	6,971,015
# *	Berjaya Assets Bhd	604,700	36,917
*	Berjaya Corp. Bhd	12,296,429	748,661
# *	Berjaya Land Bhd	5,491,800	322,573
#	Boustead Plantations Bhd	2,996,900	918,740
# *	Bumi Armada Bhd	13,388,700	1,548,925
	Cahya Mata Sarawak Bhd	2,178,700	507,866
	CB Industrial Product Holding Bhd	1,285,500	291,200
	CIMB Group Holdings Bhd	24,930,756	29,869,458
# *	Coastal Contracts Bhd	18,700	7,571
#	CSC Steel Holdings Bhd	821,256	201,854
# *	Dagang NeXchange Bhd	162,900	14,905
	Dayang Enterprise Holdings Bhd	340,600	133,153
#	DRB-Hicom Bhd	4,774,600	1,394,681
	Eco World Development Group Bhd	4,326,900	917,778
# *	Ekovest Bhd	7,842,200	782,689
	Gadang Holdings Bhd	2,586,100	176,506
	Gamuda Bhd	6,029,007	5,873,789
	Genting Bhd	6,998,500	5,922,013
#	Genting Malaysia Bhd	7,868,200	3,998,283
	Genting Plantations Bhd	82,800	94,171
	George Kent Malaysia Bhd	1,855,600	181,243
	HAP Seng Consolidated Bhd	324,482	334,473
#	Hengyuan Refining Co. Bhd	634,000	423,394
	Hiap Teck Venture Bhd	6,366,200	555,272
	Hibiscus Petroleum Bhd	1,251,400	702,570
#	Hong Leong Financial Group Bhd	1,453,534	5,355,632
	Hong Leong Industries Bhd	129,100	244,035
	IGB Bhd	3,022,296	1,371,757
#	IJM Corp. Bhd	13,018,318	5,194,053
	Insas Bhd	2,517,100	454,285
#	IOI Properties Group Bhd	4,986,225	1,936,319
*	Iskandar Waterfront City Bhd	1,951,300	252,255
# *	JAKS Resources Bhd	6,225,780	254,711
#	Jaya Tiasa Holdings Bhd	2,431,633	438,974
	Keck Seng Malaysia Bhd	732,600	684,214
# *	KNM Group Bhd	11,856,690	247,934
#	Kossan Rubber Industries Bhd	935,700	265,202
# *	KSL Holdings Bhd	1,650,051	374,702
#	Kumpulan Fima Bhd	575,200	214,872
	Land & General Bhd	11,345,220	285,965
#	LBS Bina Group Bhd	3,741,134	404,785
# Ω	Lotte Chemical Titan Holding Bhd	955,993	226,720
#	Magnum Bhd	4,548,645	1,021,239
#	Mah Sing Group Bhd	6,587,962	1,135,013
	Malayan Banking Bhd	9,729,712	18,423,757
#	Malayan Flour Mills Bhd	3,257,475	437,699
#	Malaysia Building Society Bhd	9,653,843	1,470,792

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Malaysian Resources Corp. Bhd	9,629,347	$870,063
	Matrix Concepts Holdings Bhd	1,342,450	433,542
#	MBM Resources Bhd	769,903	630,542
	Mega First Corp. Bhd	370,400	268,936
	MISC Bhd	3,931,404	5,985,078
#	MKH Bhd	1,882,878	553,389
#	MNRB Holdings Bhd	1,983,779	495,876
	MPHB Capital Bhd	178,400	40,145
	Muda Holdings Bhd	280,700	83,099
# *	Muhibbah Engineering M Bhd	2,526,000	366,007
*	OCK Group Bhd	204,300	16,941
	Oriental Holdings Bhd	2,554,379	3,378,504
	OSK Holdings Bhd	6,539,006	1,618,821
	Pantech Group Holdings Bhd	2,022,394	369,380
#	Paramount Corp. Bhd	1,807,455	348,958
#	Petron Malaysia Refining & Marketing Bhd	247,800	234,688
# *	Pos Malaysia Bhd	1,777,400	190,304
#	PPB Group Bhd	1,952,239	6,220,517
#	RHB Bank Bhd	7,433,092	8,706,396
*	Sapura Energy Bhd	39,709,700	416,558
#	Sarawak Oil Palms Bhd	1,041,700	557,693
	Sime Darby Bhd	13,651,000	6,560,906
	Sime Darby Property Bhd	7,330,900	946,761
	SP Setia Bhd. Group	8,294,573	1,464,201
* ††	Sumatec Resources Bhd	2,855,100	0
	Sunway Bhd	6,852,886	2,660,768
	Suria Capital Holdings Bhd	793,880	263,436
#	Ta Ann Holdings Bhd	878,826	617,586
	Tan Chong Motor Holdings Bhd	658,600	139,593
*	Top Glove Corp. Bhd	9,001,200	1,370,155
# *	Tropicana Corp. Bhd	4,993,061	1,268,000
	TSH Resources Bhd	278,100	56,043
#	UEM Edgenta Bhd	1,204,400	257,932
#	UEM Sunrise Bhd	3,598,745	601,315
	UMW Holdings Bhd	84,600	86,130
	United Malacca Bhd	902,000	961,009
#	UOA Development Bhd	9,677,999	3,433,828
*	Velesto Energy Bhd	14,367,928	769,918
*	Wasco Bhd	447,780	91,201
#	WCT Holdings Bhd	4,268,224	462,063
#	Yinson Holdings Bhd	916,980	471,564
*	YNH Property Bhd	2,049,750	2,193,132
#	YTL Corp. Bhd	11,794,921	3,618,148

TOTAL MALAYSIA			178,401,444

MEXICO — (2.9%)
	Alfa SAB de CV, Class A	23,173,117	14,395,635
#	Alpek SAB de CV	1,714,722	1,009,108
	Arca Continental SAB de CV	23,788	213,457
Ω	Banco del Bajio SA	1,512,528	4,604,951
*	Cemex SAB de CV	2,064,609	1,235,628
*	Cemex SAB de CV, Sponsored ADR	3,267,721	19,508,291
	Coca-Cola Femsa SAB de CV	761,364	5,788,039
	Consorcio ARA SAB de CV	3,207,049	588,792
*	Controladora AXTEL SAB de CV	23,823,748	303,925
	Corp. Actinver SAB de CV	89,268	74,270
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	815,461	759,873
#	Cydsa SAB de CV	5,874	6,109
	Dine SAB de CV	993,764	1,271,350

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	El Puerto de Liverpool SAB de CV, Class C1	547,480	$2,787,353
	Fomento Economico Mexicano SAB de CV	407,748	4,610,092
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	81,239	9,213,315
	GCC SAB de CV	520,672	4,645,587
	Genomma Lab Internacional SAB de CV, Class B	1,481,559	1,102,808
	Gentera SAB de CV	3,252,884	3,446,119
	Grupo Carso SAB de CV	2,298,841	14,734,820
	Grupo Comercial Chedraui SA de CV	1,285,019	7,485,312
#	Grupo Elektra SAB de CV	6,915	441,465
	Grupo Financiero Banorte SAB de CV, Class O	6,941,553	56,232,397
*	Grupo Financiero Inbursa SAB de CV, Class O	5,823,829	12,019,783
*	Grupo Gigante SAB de CV	471,076	794,315
	Grupo Industrial Saltillo SAB de CV	1,352,696	2,007,023
	Grupo KUO SAB De CV, Class B	1,904,343	3,881,780
	Grupo Mexico SAB de CV, Class B	9,956,499	41,346,890
*	Grupo Pochteca SAB de CV	67,810	27,344
*	Grupo Posadas SAB de CV	95,956	142,106
*	Grupo Simec SAB de CV, Class B	689,708	7,325,924
	Grupo Televisa SAB, Sponsored ADR	713,059	1,647,166
* Ω	Grupo Traxion SAB de CV	85,118	126,055
*	Hoteles City Express SAB de CV	259,134	78,190
*	Industrias CH SAB de CV, Class B	1,839,785	19,694,853
# *	Industrias Penoles SAB de CV	519,156	5,744,148
	La Comer SAB de CV	3,014,480	6,012,574
	Megacable Holdings SAB de CV	1,065,091	2,088,356
*	Minera Frisco SAB de CV, Class A1	12,021,781	1,540,314
* Ω	Nemak SAB de CV	8,698,292	1,543,876
	Orbia Advance Corp. SAB de CV	4,119,110	6,685,072
*	Organizacion Cultiba SAB de CV	157,421	96,920
# *	Organizacion Soriana SAB de CV, Class B	13,628,251	23,523,832
	Promotora y Operadora de Infraestructura SAB de CV	574,258	4,732,237
	Regional SAB de CV	70,902	537,359
*	Vista Energy SAB de CV, ADR	3,552	96,685
	Vitro SAB de CV, Class A	927,658	1,072,809

TOTAL MEXICO			297,224,307

PHILIPPINES — (0.9%)
††	ACR Mining Corp.	105,455	6,238
	AllHome Corp.	1,554,000	41,162
	Alliance Global Group, Inc.	16,970,806	3,170,036
	Alsons Consolidated Resources, Inc.	3,162,000	30,710
	Apex Mining Co., Inc.	2,152,000	97,364
*	Atlas Consolidated Mining & Development Corp.	4,214,600	229,873
	Ayala Corp.	237,470	2,538,972
	Ayala Land, Inc.	1,074,900	528,906
	Bank of the Philippine Islands	2,984,222	5,290,913
	BDO Unibank, Inc.	6,379,537	14,360,165
	Belle Corp.	4,041,000	84,201
*	Cebu Air, Inc.	8,930	5,195
* Ω	CEMEX Holdings Philippines, Inc.	159,480	2,282
	China Banking Corp.	7,846,432	4,183,121
	Cosco Capital, Inc.	13,204,600	1,072,926
	DMCI Holdings, Inc.	10,223,900	1,653,155
	East West Banking Corp.	2,667,000	415,506
	Filinvest Development Corp.	384,400	36,313
	Filinvest Land, Inc.	73,198,031	787,427
	First Philippine Holdings Corp.	3,175,100	3,377,475
* ††	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,391,116	425,462

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	GT Capital Holdings, Inc.	116,817	$1,130,243
*	Integrated Micro-Electronics, Inc.	2,128,500	130,819
	JG Summit Holdings, Inc.	10,053,957	6,521,393
	LT Group, Inc.	9,164,300	1,430,452
	Megaworld Corp.	46,669,300	1,630,150
	Metropolitan Bank & Trust Co.	8,138,062	7,504,095
	Petron Corp.	14,705,900	848,560
††	Philcomsat Holdings Corp.	497,957	664,001
	Philex Mining Corp.	4,703,000	240,340
*	Philippine National Bank	3,173,985	1,044,013
* ††	Philippine National Construction Corp.	398,900	6,461
	Philippine Savings Bank	1,950,769	1,889,067
* ††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	133,027
	Premium Leisure Corp.	6,804,000	70,753
	Puregold Price Club, Inc.	815,100	389,364
	RFM Corp.	762,400	40,186
	Rizal Commercial Banking Corp.	4,608,906	1,901,888
	Robinsons Land Corp.	12,082,608	2,970,300
	Robinsons Retail Holdings, Inc.	799,160	577,350
	San Miguel Corp.	4,864,616	9,010,591
	Security Bank Corp.	1,430,944	1,942,635
*	Shell Pilipinas Corp.	112,730	25,440
*	Top Frontier Investment Holdings, Inc.	526,832	882,006
	Union Bank of the Philippines	6,880,418	7,216,602
	Vista Land & Lifescapes, Inc.	46,966,968	1,325,177

TOTAL PHILIPPINES			87,862,315

POLAND — (1.0%)
*	Agora SA	230,402	507,713
*	Alior Bank SA	407,525	6,415,564
*	Amica SA	9,232	155,866
#	Arctic Paper SA	10,901	46,038
	Asseco Poland SA	72,905	1,334,875
	Bank Handlowy w Warszawie SA	8,741	179,100
*	Bank Millennium SA	1,435,443	2,497,636
	Bank Polska Kasa Opieki SA	298,511	9,070,906
#	Boryszew SA	290,767	415,896
#	Cognor Holding SA	28,557	56,333
# *	Cyfrowy Polsat SA	660,904	2,060,662
	Develia SA	1,336,579	1,569,940
*	Enea SA	865,304	1,499,865
*	Grenevia SA	115,828	82,499
*	Grupa Azoty SA	28,856	150,980
*	Jastrzebska Spolka Weglowa SA	280,580	3,333,159
	KGHM Polska Miedz SA	501,152	13,373,382
#	Lubelski Wegiel Bogdanka SA	25,099	219,485
*	mBank SA	24,628	3,044,595
	ORLEN SA	2,543,352	40,220,351
*	PGE Polska Grupa Energetyczna SA	3,181,321	5,525,051
*	PKP Cargo SA	139,836	511,150
*	Powszechna Kasa Oszczednosci Bank Polski SA	77,411	801,882
*	Santander Bank Polska SA	8,183	888,731
	Stalexport Autostrady SA	176,122	107,851
*	Tauron Polska Energia SA	5,160,346	4,538,354

TOTAL POLAND			98,607,864

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
QATAR — (0.7%)
	Aamal Co.	6,832,725	$1,542,115
	Al Khaleej Takaful Group QSC	588,658	490,601
	Alijarah Holding Co. QPSC	1,962,869	370,452
*	Baladna	5,068,644	1,561,840
	Barwa Real Estate Co.	6,921,171	4,816,015
	Commercial Bank PSQC	7,440,194	10,480,139
	Doha Bank QPSC	7,558,791	3,147,347
	Doha Insurance Co. QSC	63,045	39,604
	Gulf International Services QSC	6,287,158	4,741,191
	Gulf Warehousing Co.	886,842	722,969
*	Lesha Bank LLC	1,273,329	482,639
	Masraf Al Rayan QSC	15,129,920	8,730,737
*	Mazaya Real Estate Development QPSC	3,976,974	657,594
	Medicare Group	33,315	49,318
	Mesaieed Petrochemical Holding Co.	10,002,202	4,375,264
	Ooredoo QPSC	3,550,263	9,639,693
	Qatar Aluminum Manufacturing Co.	1,709,059	580,254
	Qatar Fuel QSC	504,369	2,058,423
	Qatar Industrial Manufacturing Co. QSC	47,636	39,269
*	Qatar Insurance Co. SAQ	3,130,088	2,125,897
	Qatar National Cement Co. QSC	574,051	554,601
	Qatar Navigation QSC	1,865,164	4,624,323
*	Salam International Investment Ltd. QSC	5,738,848	940,654
	United Development Co. QSC	9,476,366	2,537,402
	Vodafone Qatar QSC	7,116,855	3,482,955

TOTAL QATAR			68,791,296

RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	9,648,397	0
* ††	Lukoil PJSC, Sponsored ADR	919,241	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
* ††	Rosneft Oil Co. PJSC, GDR	1,520,319	0
* ††	RusHydro PJSC, ADR	4,402,355	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
* ††	VTB Bank PJSC, GDR	5,107,496	0

SAUDI ARABIA — (3.7%)
	Al Babtain Power & Telecommunication Co.	224,875	1,116,775
*	Al Hassan Ghazi Ibrahim Shaker Co.	86,701	470,765
*	Al Jouf Cement Co.	372,442	1,149,831
*	Al Khaleej Training & Education Co.	113,723	590,526
*	AlAbdullatif Industrial Investment Co.	56,817	217,948
*	Al-Etihad Cooperative Insurance Co.	152,177	810,850
*	AlJazira Takaful Ta’awuni Co.	252,086	964,318
*	Allianz Saudi Fransi Cooperative Insurance Co.	135,143	579,110
*	Alujain Corp.	19,105	192,874
	Amlak International Finance Co.	4,912	16,034
	Arab National Bank	2,270,979	14,393,444
	Arabian Cement Co.	362,707	3,013,369
	Arriyadh Development Co.	190,908	1,018,611
	Astra Industrial Group	66,708	1,619,081
*	Bank Al-Jazira	2,336,942	10,197,493
	Banque Saudi Fransi	1,899,436	18,160,248
	Basic Chemical Industries Ltd.	70,641	563,558
*	Buruj Cooperative Insurance Co.	28,096	143,634
	City Cement Co.	464,766	2,157,043
*	Dar Al Arkan Real Estate Development Co.	2,254,833	9,080,544
*	Dur Hospitality Co.	281,135	1,778,330
	Eastern Province Cement Co.	299,249	2,947,811

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Emaar Economic City	1,409,305	$2,749,053
	Etihad Etisalat Co.	1,928,223	23,702,566
	Gulf Insurance Group	116,422	911,151
	Hail Cement Co.	324,890	987,702
*	Jazan Energy & Development Co.	150,160	519,058
	L’Azurde Co. for Jewelry	36,569	118,993
*	Methanol Chemicals Co.	197,004	973,550
	Middle East Paper Co.	5,207	38,044
*	Middle East Specialized Cables Co.	63,395	270,792
	Mobile Telecommunications Co. Saudi Arabia	2,571,371	9,466,508
	Najran Cement Co.	528,846	1,503,421
	National Co. for Glass Industries	62,974	522,065
*	National Gypsum	29,938	160,932
*	National Industrialization Co., Class C	1,491,859	4,623,575
	Nayifat Finance Co.	20,204	69,751
	Northern Region Cement Co.	616,161	1,683,150
*	Rabigh Refining & Petrochemical Co.	1,245,042	3,347,892
	Riyad Bank	1,706,831	12,086,590
	Sahara International Petrochemical Co.	1,991,848	17,156,609
	Saudi Awwal Bank	3,398,651	30,346,916
	Saudi Basic Industries Corp.	3,683,121	75,685,362
	Saudi Ceramic Co.	233,333	1,481,764
	Saudi Chemical Co. Holding	2,499,201	2,665,789
	Saudi Industrial Investment Group	1,364,135	8,725,360
	Saudi Industrial Services Co.	279,157	1,872,550
	Saudi Investment Bank	1,421,028	5,570,214
*	Saudi Kayan Petrochemical Co.	3,707,218	10,462,311
	Saudi Marketing Co.	115,490	615,684
	Saudi National Bank	7,279,260	65,135,874
*	Saudi Reinsurance Co.	85,898	394,620
	Savola Group	385,639	3,742,803
*	Seera Group Holding	807,306	5,076,610
	SHL Finance Co.	3,598	17,266
*	Sinad Holding Co.	369,414	1,004,138
	Southern Province Cement Co.	1,815	19,701
*	Tabuk Cement Co.	313,915	1,217,134
*	Umm Al-Qura Cement Co.	177,305	709,438
	United International Transportation Co.	11,115	199,388
	Yamama Cement Co.	702,169	5,429,940
	Yanbu Cement Co.	28,562	245,656
	Yanbu National Petrochemical Co.	600,169	6,065,949
*	Zamil Industrial Investment Co.	145,468	776,826

TOTAL SAUDI ARABIA			379,534,892

SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	3,603,572	32,881,273
	Adcock Ingram Holdings Ltd.	39,417	114,524
	Advtech Ltd.	74,600	84,957
	AECI Ltd.	658,150	3,900,932
	African Rainbow Minerals Ltd.	387,032	3,189,672
	Alexander Forbes Group Holdings Ltd.	2,296,660	787,183
	Altron Ltd., Class A	134,145	61,502
	Anglo American Platinum Ltd.	5,821	194,489
	Aspen Pharmacare Holdings Ltd.	1,214,818	11,049,320
	Astral Foods Ltd.	179,116	1,404,959
	Barloworld Ltd.	1,215,034	5,119,895
*	Blue Label Telecoms Ltd.	2,430,088	422,686
# *	Brait PLC	5,322,564	694,913
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	747,025

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	DataTec Ltd.	3,964,348	$7,505,220
	Discovery Ltd.	258,519	1,782,570
	DRDGOLD Ltd.	857,535	752,277
	Exxaro Resources Ltd.	980,241	9,838,586
	Foschini Group Ltd.	671,637	3,633,098
	Gold Fields Ltd., Sponsored ADR	711,550	9,264,381
	Grindrod Ltd.	140,868	81,996
#	Harmony Gold Mining Co. Ltd.	573,795	2,630,775
	Harmony Gold Mining Co. Ltd., Sponsored ADR	277,875	1,247,659
	Hudaco Industries Ltd.	161,173	1,336,112
	Impala Platinum Holdings Ltd.	4,059,147	16,908,741
	Investec Ltd.	948,409	5,191,675
*	KAP Ltd.	8,682,242	1,040,049
	Lewis Group Ltd.	831,398	1,730,667
	Life Healthcare Group Holdings Ltd.	1,938,240	1,931,832
	Merafe Resources Ltd.	8,130,071	509,422
*	Metair Investments Ltd.	1,108,694	877,071
	Momentum Metropolitan Holdings	5,912,789	6,658,182
	Motus Holdings Ltd.	449,240	2,231,520
	Mpact Ltd.	1,846,736	2,779,057
	MTN Group Ltd.	1,769,358	8,644,976
	Nedbank Group Ltd.	1,726,016	18,591,975
	Oceana Group Ltd.	170,496	633,475
	Old Mutual Ltd.	17,961,165	11,422,648
	Omnia Holdings Ltd.	1,060,632	3,295,020
Ω	Pepkor Holdings Ltd.	5,619,937	5,129,273
*	PPC Ltd.	6,609,462	988,045
	Raubex Group Ltd.	1,283,198	1,680,570
*	RCL Foods Ltd.	159,113	70,114
	Reunert Ltd.	855,015	2,695,707
	RFG Holdings Ltd.	23,326	13,149
	Sappi Ltd.	3,181,243	6,695,790
	Sasol Ltd.	2,278,774	28,803,094
	Sibanye Stillwater Ltd.	5,264,531	6,715,180
#	Sibanye Stillwater Ltd., ADR	1,276,695	6,485,611
	Standard Bank Group Ltd.	3,236,588	31,765,825
	Super Group Ltd.	2,297,774	3,920,841
*	Telkom SA SOC Ltd.	1,534,994	1,798,557
	Thungela Resources Ltd.	70,227	627,085
*	Trencor Ltd.	1,135,741	431,357
*	Wilson Bayly Holmes-Ovcon Ltd.	281,978	1,786,120
*	Zeda Ltd.	1,219,983	703,782

TOTAL SOUTH AFRICA			281,482,414

SOUTH KOREA — (11.8%)
	Advanced Process Systems Corp.	4,230	51,207
	Aekyung Chemical Co. Ltd.	5,153	41,592
*	Agabang&Company	17,128	46,057
	AJ Networks Co. Ltd.	64,478	185,508
*	Ajin Industrial Co. Ltd.	191,527	568,602
	AK Holdings, Inc.	12,344	159,642
#	Amorepacific Group	71,293	1,514,499
*	Amotech Co. Ltd.	2,225	11,659
*	Ananti, Inc.	63,105	311,610
	Asia Cement Co. Ltd.	83,810	644,097
	ASIA Holdings Co. Ltd.	4,097	519,192
	Asia Paper Manufacturing Co. Ltd.	25,121	730,680
	AUK Corp.	113,262	159,754
	Aurora World Corp.	19,282	95,715

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Baiksan Co. Ltd.	12,777	$79,080
*	Barunson Entertainment & Arts Corp.	76,043	34,661
	BGF Co. Ltd.	108,329	266,913
	BGFecomaterials Co. Ltd.	12,553	35,849
	Binggrae Co. Ltd.	16,369	664,187
*	BioSmart Co. Ltd.	54,215	144,421
	Bixolon Co. Ltd.	27,536	115,648
	BNK Financial Group, Inc.	944,501	4,753,824
	Bookook Securities Co. Ltd.	20,358	318,198
	BYC Co. Ltd.	752	203,338
	Byucksan Corp.	196,118	466,130
*	ChinHung International, Inc.	17,489	14,885
	Chinyang Holdings Corp.	83,349	195,497
	Chongkundang Holdings Corp.	8,612	328,399
* ††	Chorokbaem Media Co. Ltd.	33,099	99,257
	Chosun Refractories Co. Ltd.	24,614	333,885
#	CJ CheilJedang Corp.	39,967	8,372,950
	CJ Corp.	73,717	4,598,198
*	CJ ENM Co. Ltd.	43,688	1,689,472
	CJ Freshway Corp.	2,997	46,569
	CJ Logistics Corp.	25,997	1,461,592
#	Com2uSCorp.	24,035	749,774
*	Comtec Systems Co. Ltd.	330,288	158,059
	CR Holdings Co. Ltd.	58,435	263,060
	Cuckoo Holdings Co. Ltd.	5,600	70,406
	Cuckoo Homesys Co. Ltd.	5,966	90,015
	Dae Hyun Co. Ltd.	150,199	226,821
	Dae Won Kang Up Co. Ltd.	215,821	813,396
* ††	Dae Yu Co. Ltd.	22,377	14,299
# *	Daechang Co. Ltd.	239,534	214,368
	Daechang Forging Co. Ltd.	23,600	104,478
	Daedong Corp.	65,009	594,167
	Daehan Flour Mill Co. Ltd.	5,781	522,240
	Daehan Steel Co. Ltd.	69,851	672,801
#	Daesang Corp.	116,435	1,716,625
	Daesang Holdings Co. Ltd.	69,236	338,332
*	Daesung Industrial Co. Ltd.	9,856	27,685
	Daewon San Up Co. Ltd.	61,406	246,716
*	Daewoo Engineering & Construction Co. Ltd.	1,044,086	3,046,085
#	Daewoong Co. Ltd.	18,999	209,927
* ††	Dahaam E-Tec Co. Ltd.	3,535	34,257
	Daihan Pharmaceutical Co. Ltd.	14,428	286,296
	Daishin Securities Co. Ltd.	167,158	1,734,992
	Daol Investment & Securities Co. Ltd.	186,184	528,284
	Daou Data Corp.	10,912	92,493
	Daou Technology, Inc.	131,192	1,587,951
*	Dasan Networks, Inc.	12,426	32,456
	DB Financial Investment Co. Ltd.	171,696	485,297
	DB Insurance Co. Ltd.	156,903	10,207,935
*	DB, Inc.	57,306	67,326
	Deutsch Motors, Inc.	69,902	254,417
	Device ENG Co. Ltd.	2,161	20,796
	DGB Financial Group, Inc.	872,289	5,080,415
	DI Dong Il Corp.	31,247	615,681
	Display Tech Co. Ltd.	36,701	134,651
	DL Construction Co. Ltd.	7,274	66,622
	DL E&C Co. Ltd.	231,235	5,877,353
#	DL Holdings Co. Ltd.	68,570	2,159,534
	DMS Co. Ltd.	60,802	246,980

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DN Automotive Corp.	1,890	$110,876
	Dong A Eltek Co. Ltd.	36,986	141,023
	Dong-A Socio Holdings Co. Ltd.	6,683	493,376
	Dong-A ST Co. Ltd.	1,603	66,062
	Dong-Ah Geological Engineering Co. Ltd.	8,041	74,488
*	Dongbang Transport Logistics Co. Ltd.	18,374	24,771
	Dongbu Corp.	36,803	155,109
*	Dongkuk CM Co. Ltd.	108,073	552,366
	Dongkuk Holdings Co. Ltd.	59,977	383,281
	Dongkuk Industries Co. Ltd.	55,343	180,987
*	Dongkuk Steel Mill Co. Ltd.	186,823	1,462,449
	Dongsung Chemical Co. Ltd.	159,407	485,382
	Dongwha Pharm Co. Ltd.	56,374	404,957
	Dongwon Development Co. Ltd.	229,359	541,161
	Dongwon F&B Co. Ltd.	15,560	335,716
	Dongwon Industries Co. Ltd.	24,891	551,371
#	Dongyang E&P, Inc.	28,974	396,921
	Doosan Bobcat, Inc.	233,044	6,695,589
	Doosan Co. Ltd.	28,833	1,590,746
	DoubleUGames Co. Ltd.	20,931	642,248
	Dreamtech Co. Ltd.	24,619	190,447
*	Duksan Hi-Metal Co. Ltd.	31,358	139,729
	DY Corp.	89,127	361,840
	DY POWER Corp.	23,114	200,606
	Eagon Industrial Ltd.	37,684	186,860
	Easy Holdings Co. Ltd.	239,082	456,648
	EBEST Investment & Securities Co. Ltd.	3,604	10,077
* ††	Eco Volt Co. Ltd.	44,453	33,985
	Ecoplastic Corp.	7,162	27,174
	Elentec Co. Ltd.	4,867	30,828
	E-MART, Inc.	60,575	3,265,776
	ENF Technology Co. Ltd.	5,044	70,440
	Estechpharma Co. Ltd.	22,481	101,155
#	Eugene Corp.	285,673	693,506
	Eugene Investment & Securities Co. Ltd.	276,229	826,199
	Eusu Holdings Co. Ltd.	64,565	287,052
	Fila Holdings Corp.	65,137	1,724,775
	Fursys, Inc.	20,360	438,012
*	GAEASOFT	9,468	41,871
	Gaon Cable Co. Ltd.	13,401	157,986
	Gemvaxlink Co. Ltd.	117,017	88,010
	Geumhwa PSC Co. Ltd.	976	18,646
	Global Standard Technology Co. Ltd.	1,389	20,911
	Golfzon Newdin Holdings Co. Ltd.	125,101	340,220
	Gradiant Corp.	4,076	32,627
	Green Cross Holdings Corp.	8,748	87,839
#	GS Engineering & Construction Corp.	214,489	2,099,397
*	GS Global Corp.	240,697	399,096
	GS Holdings Corp.	249,541	7,287,061
	GS Retail Co. Ltd.	126,681	2,282,086
	Gwangju Shinsegae Co. Ltd.	19,015	424,189
	Haitai Confectionery & Foods Co. Ltd.	12,558	46,920
	Hana Financial Group, Inc.	1,106,230	32,165,577
	Handok, Inc.	19,195	165,095
#	Handsome Co. Ltd.	77,889	1,076,896
	Hanil Cement Co. Ltd.	3,609	32,633
	Hanil Holdings Co. Ltd.	81,808	669,722
	Hanjin Transportation Co. Ltd.	45,583	639,019
	Hankook Tire & Technology Co. Ltd.	258,952	7,346,862

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hanshin Construction Co. Ltd.	31,766	$164,584
	Hansol Holdings Co. Ltd.	183,549	361,133
*	Hansol HomeDeco Co. Ltd.	394,971	248,209
	Hansol Paper Co. Ltd.	87,967	651,304
	Hansol Technics Co. Ltd.	152,097	677,547
	Hanwha Corp.	160,503	2,643,827
*	Hanwha Galleria Corp.	338,132	253,067
*	Hanwha General Insurance Co. Ltd.	85,465	262,835
*	Hanwha Investment & Securities Co. Ltd.	574,779	980,672
*	Hanwha Life Insurance Co. Ltd.	1,322,367	2,717,409
# *	Hanwha Solutions Corp.	299,817	6,386,173
	Hanyang Eng Co. Ltd.	53,693	560,099
	Hanyang Securities Co. Ltd.	48,595	334,202
	Harim Co. Ltd.	38,639	79,321
	Harim Holdings Co. Ltd.	217,823	1,069,279
	HB Technology Co. Ltd.	97,773	173,333
	HD Hyundai Co. Ltd.	176,492	7,517,212
	HD Hyundai Construction Equipment Co. Ltd.	67,332	2,222,390
	HD Hyundai Energy Solutions Co. Ltd.	3,228	52,373
#	HD Hyundai Infracore Co. Ltd.	342,785	1,700,831
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	129,727	8,702,480
	HDC Holdings Co. Ltd.	14,787	67,961
	HDC Hyundai Development Co-Engineering & Construction, Class E	108,252	934,860
	HDC Hyundai Engineering Plastics Co. Ltd.	60,620	182,810
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	184,859
	Hitejinro Holdings Co. Ltd.	41,023	257,918
*	HL D&I Halla Corp.	124,417	187,610
	HL Holdings Corp.	32,020	756,429
	HL Mando Co. Ltd.	70,464	1,716,020
#	HMM Co. Ltd.	993,997	10,766,265
	HS Industries Co. Ltd.	25,835	67,247
*	Huneed Technologies	2,929	18,699
	Huons Global Co. Ltd.	19,207	285,885
	Husteel Co. Ltd.	14,673	49,878
*	Huvis Corp.	55,058	173,062
	Hwa Shin Co. Ltd.	17,871	133,998
	Hwangkum Steel & Technology Co. Ltd.	48,647	249,036
	Hwaseung Enterprise Co. Ltd.	6,489	40,514
	HwaSung Industrial Co. Ltd.	34,966	252,615
	Hy-Lok Corp.	39,093	686,730
#	Hyosung Corp.	27,435	1,199,953
*	Hyosung Heavy Industries Corp.	2,255	286,017
	Hyundai BNG Steel Co. Ltd.	48,669	511,259
	Hyundai Corp.	35,993	471,180
	Hyundai Corp. Holdings, Inc.	31,933	241,630
	Hyundai Department Store Co. Ltd.	70,386	2,787,604
	Hyundai Engineering & Construction Co. Ltd.	257,439	6,384,687
	Hyundai Futurenet Co. Ltd.	104,556	250,809
	Hyundai GF Holdings	545,074	1,407,349
	Hyundai Glovis Co. Ltd.	65,045	8,254,915
*	Hyundai Green Food	1,499	12,583
	Hyundai Home Shopping Network Corp.	31,878	979,478
*	Hyundai Livart Furniture Co. Ltd.	68,316	403,819
	Hyundai Marine & Fire Insurance Co. Ltd.	238,168	5,555,735
	Hyundai Mobis Co. Ltd.	146,327	22,660,896
	Hyundai Motor Co.	482,676	60,809,506
	Hyundai Motor Securities Co. Ltd.	109,849	665,051
	Hyundai Steel Co.	347,546	8,451,760
	Hyundai Wia Corp.	71,583	2,979,836

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	IDIS Holdings Co. Ltd.	25,924	$218,575
	Iljin Electric Co. Ltd.	37,569	349,464
	Iljin Holdings Co. Ltd.	91,947	249,048
	Ilshin Spinning Co. Ltd.	78,231	497,491
	Ilsung Pharmaceuticals Co. Ltd.	29,215	423,169
	iMarketKorea, Inc.	88,543	513,092
	Industrial Bank of Korea	1,115,796	9,234,298
	Innocean Worldwide, Inc.	24,894	805,680
#	INTOPS Co. Ltd.	44,013	781,547
	Inzi Controls Co. Ltd.	8,200	45,148
*	IS Dongseo Co. Ltd.	61,006	1,139,729
	JASTECH Ltd.	17,210	96,220
	JB Financial Group Co. Ltd.	558,592	4,178,298
	JC Chemical Co. Ltd.	27,149	134,567
	Jinsung T.E.C.	6,256	44,593
	Kangnam Jevisco Co. Ltd.	19,813	290,032
#	Kangwon Land, Inc.	73,681	802,280
	KAON Group Co. Ltd.	13,479	58,552
	KB Financial Group, Inc., ADR	1,859,247	70,948,865
	KC Co. Ltd.	39,745	447,728
	KC Tech Co. Ltd.	15,033	212,169
	KCC Corp.	16,696	2,942,563
	KCC Glass Corp.	59,922	1,799,961
	KCTC	7,171	20,736
	KG Chemical Corp.	52,148	234,301
	KG Eco Technology Service Co. Ltd.	24,292	201,183
* ††	KG Mobility Co.	14,301	77,721
#	Kginicis Co. Ltd.	39,007	299,404
	KGMobilians Co. Ltd.	12,054	42,578
	Kia Corp.	1,118,017	63,873,904
	KISCO Corp.	58,802	267,678
	KISCO Holdings Co. Ltd.	32,652	503,674
	KISWIRE Ltd.	58,470	818,779
#	KIWOOM Securities Co. Ltd.	76,502	4,573,982
	Kolmar Korea Holdings Co. Ltd.	49,584	246,781
	Kolon Corp.	38,037	447,985
	Kolon Global Corp.	20,943	197,842
#	Kolon Industries, Inc.	94,021	3,037,186
*	Kolon Mobility Group Corp.	75,401	148,289
	Komelon Corp.	29,152	182,248
	Kook Soon Dang Brewery Co. Ltd.	26,660	94,920
	Korea Alcohol Industrial Co. Ltd.	70,875	535,682
	Korea Asset In Trust Co. Ltd.	256,587	613,560
*	Korea Circuit Co. Ltd.	29,784	300,419
	Korea Electric Terminal Co. Ltd.	31,731	1,484,005
	Korea Export Packaging Industrial Co. Ltd.	18,130	36,263
	Korea Investment Holdings Co. Ltd.	149,319	5,582,082
*	Korea Line Corp.	871,544	1,080,698
	Korea Movenex Co. Ltd.	134,001	886,979
#	Korea Petrochemical Ind Co. Ltd.	18,759	2,215,949
	Korea Real Estate Investment & Trust Co. Ltd.	742,948	642,955
	Korea United Pharm, Inc.	5,533	95,708
#	Korea Zinc Co. Ltd.	6,272	2,179,635
	Korean Air Lines Co. Ltd.	475,142	7,229,368
	Korean Reinsurance Co.	545,536	3,588,234
	Kortek Corp.	52,428	264,997
	KPX Chemical Co. Ltd.	12,798	402,967
	KSS LINE Ltd.	82,545	481,611
	KT Skylife Co. Ltd.	111,351	486,266

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KTCS Corp.	33,683	$88,716
	Ktis Corp.	138,562	305,692
	Kukdo Chemical Co. Ltd.	3,664	106,147
	Kukdong Oil & Chemicals Co. Ltd.	26,930	104,860
*	Kumho HT, Inc.	168,166	81,098
	Kumho Petrochemical Co. Ltd.	50,295	4,727,053
# *	Kumho Tire Co., Inc.	334,738	1,042,826
	KUMHOE&C Co. Ltd.	7,074	26,507
	Kumkang Kind Co. Ltd.	96,105	380,162
	Kwang Dong Pharmaceutical Co. Ltd.	88,955	486,604
*	KX Hitech Co. Ltd.	81,334	62,370
	Kyeryong Construction Industrial Co. Ltd.	39,211	366,885
	Kyobo Securities Co. Ltd.	108,288	390,234
	Kyungbang Co. Ltd.	61,163	361,222
	Kyungdong Pharm Co. Ltd.	14,689	68,625
	Kyung-In Synthetic Corp.	6,399	17,111
*	LB Semicon, Inc.	13,988	61,360
	LEADCORP, Inc.	81,748	319,456
	LF Corp.	98,637	1,020,337
	LG Chem Ltd.	12,349	4,047,287
	LG Corp.	286,875	16,420,441
*	LG Display Co. Ltd., ADR	2,590,012	11,499,653
	LG Electronics, Inc.	538,144	39,921,129
	LG HelloVision Co. Ltd.	155,009	381,543
	LG Uplus Corp.	1,141,523	8,555,384
	Lotte Chemical Corp.	60,689	6,590,638
	Lotte Chilsung Beverage Co. Ltd.	9,787	1,055,373
#	Lotte Corp.	93,211	1,797,683
*	Lotte Data Communication Co.	2,794	57,933
#	LOTTE Fine Chemical Co. Ltd.	84,305	3,501,964
	LOTTE Himart Co. Ltd.	38,788	273,979
*	Lotte Non-Life Insurance Co. Ltd.	340,947	605,080
	Lotte Rental Co. Ltd.	3,972	75,751
	Lotte Shopping Co. Ltd.	38,263	2,046,248
#	Lotte Wellfood Co. Ltd.	8,218	694,549
	LS Corp.	63,826	3,711,002
*	Lumens Co. Ltd.	190,857	181,194
*	LVMC Holdings	327,548	508,205
	LX Hausys Ltd.	28,062	796,203
	LX Holdings Corp.	153,703	768,768
#	LX International Corp.	149,044	2,752,551
	Maeil Dairies Co. Ltd.	6,841	229,373
	MegaStudy Co. Ltd.	43,791	352,215
	Meritz Financial Group, Inc.	87,632	3,261,438
	Mi Chang Oil Industrial Co. Ltd.	4,014	215,335
*	Mirae Asset Life Insurance Co. Ltd.	325,842	1,220,626
	Mirae Asset Securities Co. Ltd.	1,019,702	4,995,213
	MK Electron Co. Ltd.	88,121	708,728
	Mobase Electronics Co. Ltd.	16,407	22,527
	Moorim P&P Co. Ltd.	125,039	283,851
	Moorim Paper Co. Ltd.	105,332	163,016
	Motonic Corp.	51,452	313,223
	MS Autotech Co. Ltd.	11,058	42,089
	Muhak Co. Ltd.	20,838	83,689
	Nam Hwa Construction Co. Ltd.	23,163	106,845
	Namyang Dairy Products Co. Ltd.	1,824	623,625
	Nature Holdings Co. Ltd.	7,642	122,663
*	Neowiz Holdings Corp.	19,890	294,628
*	Nepes Ark Corp.	1,099	14,266

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#* Ω	Netmarble Corp.	52,212	$1,498,960
	Nexen Corp.	120,151	348,196
	Nexen Tire Corp.	195,924	1,081,346
	NH Investment & Securities Co. Ltd., Class C	507,699	3,642,451
*	NHN Corp.	87,669	1,390,664
	NI Steel Co. Ltd.	17,889	75,621
	NICE Holdings Co. Ltd.	15,181	134,996
	Nice Information & Telecommunication, Inc.	11,567	174,995
	NICE Total Cash Management Co. Ltd., Class C	7,446	31,195
	Nong Shim Holdings Co. Ltd.	11,334	549,861
#	Nong Woo Bio Co. Ltd.	21,556	119,289
	NongShim Co. Ltd.	8,019	2,637,410
	NOROO Paint & Coatings Co. Ltd.	54,335	366,726
	NOVAREX Co. Ltd.	19,084	178,062
	NPC	66,175	239,020
*	OCI Co. Ltd.	25,583	1,979,681
#	OCI Holdings Co. Ltd.	56,461	4,079,428
	OPTUS Pharmaceutical Co. Ltd.	21,387	76,340
#	Orion Holdings Corp.	129,555	1,523,462
* ††	Osung Advanced Materials Co. Ltd.	213,691	221,843
#	Ottogi Corp.	3,246	900,388
#	Pan Ocean Co. Ltd.	1,286,716	4,107,977
	Partron Co. Ltd.	103,692	667,771
	PHA Co. Ltd.	46,943	313,126
#	Poongsan Corp.	88,816	2,370,255
	Poongsan Holdings Corp.	28,395	675,650
	POSCO Holdings, Inc., Sponsored ADR	787,409	60,244,662
	POSCO Holdings, Inc.	58,373	17,869,444
	Rayence Co. Ltd.	15,304	102,397
*	RFTech Co. Ltd.	49,408	135,411
	Sajo Industries Co. Ltd.	12,362	357,941
	Sajodaerim Corp.	10,562	218,410
	Sam Young Electronics Co. Ltd.	66,503	390,230
	Sambo Corrugated Board Co. Ltd.	31,268	197,141
	Sambo Motors Co. Ltd.	51,326	198,451
	Samho Development Co. Ltd.	108,856	263,720
	SAMHWA Paints Industrial Co. Ltd.	68,665	306,950
	Samick Musical Instruments Co. Ltd.	299,467	229,379
	Samji Electronics Co. Ltd.	15,508	85,123
*	Samjin LND Co. Ltd.	82,899	100,471
*	Samkee Corp.	38,245	57,362
	Sammok S-Form Co. Ltd.	26,629	300,482
#	SAMPYO Cement Co. Ltd.	165,855	380,104
	Samsung C&T Corp.	214,285	16,942,590
#	Samsung Card Co. Ltd.	106,008	2,462,119
	Samsung Electronics Co. Ltd.	3,630,212	180,693,359
	Samsung Fire & Marine Insurance Co. Ltd.	87,926	16,813,424
	Samsung Life Insurance Co. Ltd.	208,367	11,155,826
	Samsung SDS Co. Ltd.	25,676	2,631,916
	Samsung Securities Co. Ltd.	218,225	5,716,695
	SAMT Co. Ltd.	116,800	220,048
	Samyang Corp.	15,049	463,783
	Samyang Holdings Corp.	20,956	1,055,235
	Samyang Packaging Corp.	1,251	13,960
	Samyang Tongsang Co. Ltd.	7,531	260,423
# *	Sangsangin Co. Ltd.	31,964	100,143
	SAVEZONE I&C Corp.	83,806	149,389
	SeAH Besteel Holdings Corp.	84,469	1,364,541
	SeAH Holdings Corp.	4,354	343,004

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Steel Corp.	5,976	$546,247
	SeAH Steel Holdings Corp.	8,469	1,257,488
	Sebang Co. Ltd.	51,264	403,453
	Sebang Global Battery Co. Ltd.	30,660	1,123,941
	Seegene, Inc.	28,464	403,212
	Segyung Hitech Co. Ltd.	14,098	106,540
	Sejong Industrial Co. Ltd.	91,161	354,324
	Sempio Co.	1,814	63,184
	Seohan Co. Ltd.	460,494	310,020
*	Seojin System Co. Ltd.	4,669	57,979
	Seoul Semiconductor Co. Ltd.	33,946	254,012
	SEOWONINTECH Co. Ltd.	6,241	25,699
	Seoyon Co. Ltd.	61,121	300,528
	Seoyon E-Hwa Co. Ltd.	81,828	868,380
	SGC e Tec E&C Co. Ltd.	11,889	161,877
	SGC Energy Co. Ltd.	17,739	354,590
	Shin Heung Energy & Electronics Co. Ltd.	1,618	43,929
#	Shindaeyang Paper Co. Ltd.	79,366	321,943
	Shinhan Financial Group Co. Ltd.	709,922	18,247,986
	Shinhan Financial Group Co. Ltd., ADR	1,007,399	25,678,600
	Shinsegae Engineering & Construction Co. Ltd.	13,456	126,710
	Shinsegae Food Co. Ltd.	2,444	65,053
	Shinsegae Information & Communication Co. Ltd.	6,640	55,591
#	Shinsegae International, Inc.	32,143	371,309
#	Shinsegae, Inc.	33,139	4,150,683
	Shinsung Tongsang Co. Ltd.	11,144	17,101
	Shinyoung Securities Co. Ltd.	25,871	1,073,304
*	Signetics Corp.	72,547	54,075
	Silla Co. Ltd.	36,116	223,307
	Simmtech Holdings Co. Ltd.	23,148	41,188
	SIMPAC, Inc.	112,228	273,792
	Sindoh Co. Ltd.	25,367	600,344
	Sinil Pharm Co. Ltd.	28,347	135,714
#	SK Chemicals Co. Ltd.	6,802	284,764
	SK D&D Co. Ltd.	2,764	56,267
	SK Discovery Co. Ltd.	54,980	1,507,416
	SK Gas Ltd.	6,258	686,436
	SK Hynix, Inc.	499,444	43,372,765
*	SK Innovation Co. Ltd.	209,073	19,047,498
#	SK Networks Co. Ltd.	628,706	2,596,252
	SK Securities Co. Ltd.	1,783,971	762,843
	SK, Inc.	133,375	14,061,841
#	SL Corp.	64,147	1,417,223
	SNT Dynamics Co. Ltd.	49,889	485,137
	SNT Holdings Co. Ltd.	35,428	420,604
	SNT Motiv Co. Ltd.	42,825	1,283,801
	S-Oil Corp.	150,990	7,451,745
*	Solborn, Inc.	19,961	56,867
	Songwon Industrial Co. Ltd.	42,555	541,135
#	Soulbrain Holdings Co. Ltd.	14,138	342,508
	Spigen Korea Co. Ltd.	7,426	167,832
	Sugentech, Inc.	23,287	103,657
	Suheung Co. Ltd.	12,964	272,706
	Sung Kwang Bend Co. Ltd.	91,464	915,951
*	Sungchang Enterprise Holdings Ltd.	256,533	335,636
	Sungshin Cement Co. Ltd.	89,238	548,512
	Sungwoo Hitech Co. Ltd.	306,796	1,797,980
	Sunjin Co. Ltd.	49,238	261,123
*	Suprema, Inc.	3,215	46,067

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SurplusGLOBAL, Inc.	4,256	$9,193
	Systems Technology, Inc.	7,795	158,935
	Tae Kyung Industrial Co. Ltd.	64,197	316,594
#	Taekwang Industrial Co. Ltd.	1,637	701,045
* ††	Taewoong Co. Ltd.	82,505	943,857
	Taeyoung Engineering & Construction Co. Ltd.	102,807	274,089
*	Thinkware Systems Corp.	15,806	164,953
	TK Corp.	35,200	396,920
	TKG Huchems Co. Ltd.	4,456	72,230
*	Tongyang Life Insurance Co. Ltd.	229,091	745,252
	Tongyang, Inc.	243,708	179,518
*	Top Engineering Co. Ltd.	67,035	269,962
	Tovis Co. Ltd.	27,256	344,055
	TS Corp.	219,521	495,571
	TY Holdings Co. Ltd.	127,479	496,103
	TYM Corp.	19,399	71,429
	Uju Electronics Co. Ltd.	11,348	107,718
*	Unid Btplus Co. Ltd.	31,596	176,483
	Unid Co. Ltd.	19,927	1,128,344
	Uniquest Corp.	27,217	102,328
	Viatron Technologies, Inc.	23,585	140,640
	Vitzro Tech Co. Ltd.	9,673	53,732
	Webzen, Inc.	3,005	30,612
	Whanin Pharmaceutical Co. Ltd.	28,020	291,973
*	WillBes & Co.	5,971	2,025
	WiSoL Co. Ltd.	74,300	332,823
*	WONIK CUBE Corp.	25,551	26,898
*	Wonik Holdings Co. Ltd.	217,978	481,280
#	Wonik Materials Co. Ltd.	14,917	289,625
	Woongjin Thinkbig Co. Ltd.	113,256	204,519
*	Wooree Bio Co. Ltd.	29,640	53,668
	Woori Financial Group, Inc.	2,109,635	18,633,880
# *	Woori Technology Investment Co. Ltd.	30,291	92,742
	Woorison F&G Co. Ltd.	86,772	99,819
	Y G-1 Co. Ltd.	76,255	299,333
	Y-entec Co. Ltd.	43,424	226,991
	Yoosung Enterprise Co. Ltd.	98,733	208,622
#	Young Poong Corp.	1,950	679,824
	Young Poong Precision Corp.	53,659	468,210
	Youngone Corp.	119,395	4,799,618
	Youngone Holdings Co. Ltd.	26,091	1,513,709
	Yuanta Securities Korea Co. Ltd.	473,188	830,495
	YuHwa Securities Co. Ltd.	130,435	209,141
	Yuyu Pharma, Inc.	30,382	97,436
	Zinus, Inc.	5,733	80,892

TOTAL SOUTH KOREA			1,202,008,563

TAIWAN — (16.6%)
	ABC Taiwan Electronics Corp.	14,690	10,614
	Abico Avy Co. Ltd.	647,364	465,088
#	Ability Enterprise Co. Ltd.	1,079,330	750,713
#	Acer, Inc.	12,869,109	13,601,175
#	ACES Electronic Co. Ltd.	564,778	493,053
*	Acon Holding, Inc.	45,000	13,034
	Acter Group Corp. Ltd.	52,000	288,871
	Action Electronics Co. Ltd.	85,000	41,217
#	Advanced International Multitech Co. Ltd.	463,000	948,597
	Advanced Optoelectronic Technology, Inc.	543,000	296,779
	AEON Motor Co. Ltd.	67,000	73,105

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	AGV Products Corp.	1,831,211	$660,560
	Airmate Cayman International Co. Ltd.	53,084	27,906
*	ALI Corp.	162,000	119,553
	Alltek Technology Corp.	219,120	227,627
#	Alpha Networks, Inc.	1,013,086	1,111,276
	Altek Corp.	1,387,365	1,447,620
	Ambassador Hotel	1,397,000	2,040,019
	Ampire Co. Ltd.	17,000	19,032
#	AMPOC Far-East Co. Ltd.	354,000	769,378
	AmTRAN Technology Co. Ltd.	3,554,388	1,254,093
	Anji Technology Co. Ltd.	22,000	25,102
	Apacer Technology, Inc.	534,210	907,641
#	APCB, Inc.	740,000	413,651
	Apex Biotechnology Corp.	59,000	48,617
	Apex International Co. Ltd.	662,263	954,859
	Apex Science & Engineering	94,386	32,367
	Arcadyan Technology Corp.	422,000	2,015,079
	Ardentec Corp.	2,214,058	4,455,923
	Argosy Research, Inc.	25,000	90,348
	ASE Technology Holding Co. Ltd.	14,047,000	49,178,252
	Asia Cement Corp.	7,915,589	9,774,760
	Asia Electronic Material Co. Ltd.	144,000	73,502
	Asia Optical Co., Inc.	247,000	462,553
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,077,670
*	Asia Plastic Recycling Holding Ltd.	671,942	145,380
#	Asia Polymer Corp.	2,200,530	1,600,999
	Asia Tech Image, Inc.	68,000	135,391
	Asia Vital Components Co. Ltd.	427,487	3,777,370
	ASolid Technology Co. Ltd.	16,000	46,640
	Asustek Computer, Inc.	2,322,000	24,346,467
	Aten International Co. Ltd.	7,000	17,183
	Audix Corp.	399,332	695,653
	AUO Corp., ADR	3,064,962	14,527,920
	AVer Information, Inc.	129,000	186,939
	Avermedia Technologies	109,600	111,440
*	Azurewave Technologies, Inc.	37,000	36,004
# *	Bank of Kaohsiung Co. Ltd.	3,004,720	1,080,381
	Basso Industry Corp.	255,000	305,770
#	BenQ Materials Corp.	195,000	207,949
#	BES Engineering Corp.	7,377,443	2,664,895
#	Bin Chuan Enterprise Co. Ltd.	239,000	160,155
# *	Biostar Microtech International Corp.	901,055	659,137
	Bizlink Holding, Inc.	192,000	1,496,176
#	Bright Led Electronics Corp.	539,000	274,089
	Brighton-Best International Taiwan, Inc.	92,000	94,547
	C Sun Manufacturing Ltd.	18,540	25,431
	Cameo Communications, Inc.	1,053,712	305,036
	Capital Securities Corp.	9,159,158	4,037,056
#	Career Technology MFG. Co. Ltd.	1,606,085	998,817
#	Carnival Industrial Corp.	691,007	253,079
	Caswell, Inc.	10,000	25,539
	Catcher Technology Co. Ltd.	2,080,000	11,668,575
	Cathay Chemical Works	284,000	339,840
	Cathay Financial Holding Co. Ltd.	23,968,201	32,526,032
#	Cathay Real Estate Development Co. Ltd.	2,926,694	1,372,453
#	Cayman Engley Industrial Co. Ltd.	110,000	188,149
	CCP Contact Probes Co. Ltd.	19,000	23,728
#	Celxpert Energy Corp.	450,304	390,042
	Center Laboratories, Inc.	297,214	419,539

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
# *	Central Reinsurance Co. Ltd.	1,026,148	$711,882
#	Chain Chon Industrial Co. Ltd.	673,419	270,495
*	ChainQui Construction Development Co. Ltd.	571,393	268,106
	Champion Building Materials Co. Ltd.	1,207,445	334,987
	Chang Hwa Commercial Bank Ltd.	16,206,252	8,585,719
	Chang Wah Electromaterials, Inc.	44,000	41,030
	Charoen Pokphand Enterprise	99,600	278,476
	CHC Healthcare Group	551,000	1,030,680
	CHC Resources Corp.	17,000	28,983
#	Chen Full International Co. Ltd.	281,000	321,136
#	Cheng Loong Corp.	4,361,659	3,810,637
#	Cheng Mei Materials Technology Corp.	1,535,880	586,293
	Cheng Shin Rubber Industry Co. Ltd.	6,726,000	9,191,367
	Cheng Uei Precision Industry Co. Ltd.	2,096,635	2,491,573
#	Chenming Electronic Technology Corp.	385,000	503,799
	Chia Chang Co. Ltd.	635,000	813,489
#	Chia Hsin Cement Corp.	2,597,114	1,428,883
	Chian Hsing Forging Industrial Co. Ltd.	45,100	42,497
	Chicony Electronics Co. Ltd.	132,000	508,166
	Chien Kuo Construction Co. Ltd.	857,797	357,553
	Chien Shing Harbour Service Co. Ltd.	24,496	28,903
#	China Airlines Ltd.	13,804,353	8,275,097
	China Bills Finance Corp.	3,514,000	1,544,823
#	China Chemical & Pharmaceutical Co. Ltd.	1,198,264	849,903
	China Container Terminal Corp.	82,000	50,676
# *	China Development Financial Holding Corp.	57,705,205	20,171,352
#	China Electric Manufacturing Corp.	1,100,432	537,863
#	China General Plastics Corp.	1,108,585	731,249
#	China Glaze Co. Ltd.	602,799	258,931
# *	China Man-Made Fiber Corp.	6,929,014	1,696,195
	China Metal Products	1,402,969	1,519,109
	China Motor Corp.	1,050,099	2,815,457
*	China Petrochemical Development Corp.	19,537,068	6,126,294
	China Steel Corp.	50,221,320	37,467,800
#	China Wire & Cable Co. Ltd.	434,600	455,374
#	Chinese Maritime Transport Ltd.	388,270	470,441
	Ching Feng Home Fashions Co. Ltd.	42,025	22,188
	Chin-Poon Industrial Co. Ltd.	2,049,815	2,205,214
	Chipbond Technology Corp.	2,302,000	4,835,387
	ChipMOS Technologies, Inc.	2,725,085	3,453,937
	ChipMOS Technologies, Inc., ADR	24,284	607,094
	Chong Hong Construction Co. Ltd.	97,000	216,135
	Chun YU Works & Co. Ltd.	834,750	564,380
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,159,914
#	Chung Hwa Chemical Industrial Works Ltd.	57,000	49,701
#	Chung Hwa Pulp Corp.	1,942,353	1,250,302
* ††	Chung Shing Textile Co.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	50,000	83,390
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	86,663
	Clevo Co.	1,297,000	1,252,386
*	CMC Magnetics Corp.	5,117,019	1,769,873
#	CoAsia Electronics Corp.	320,663	109,772
#	Collins Co. Ltd.	641,224	315,377
#	Compal Electronics, Inc.	16,126,332	14,027,240
#	Compeq Manufacturing Co. Ltd.	5,127,000	8,383,110
#	Compucase Enterprise	57,000	114,130
# *	Concord Securities Co. Ltd.	2,251,489	901,638
#	Continental Holdings Corp.	2,142,540	1,778,615
#	Contrel Technology Co. Ltd.	714,000	368,864

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Coretronic Corp.	1,639,800	$3,704,793
#	Coxon Precise Industrial Co. Ltd.	434,000	189,470
	CTBC Financial Holding Co. Ltd.	76,433,073	57,561,980
	CTCI Corp.	189,000	230,094
	CviLux Corp.	109,000	125,272
	Cyberlink Corp.	8,000	21,998
# *	CyberTAN Technology, Inc.	799,000	567,046
	DA CIN Construction Co. Ltd.	1,298,063	1,535,189
	Da-Li Development Co. Ltd.	31,500	30,868
	Darfon Electronics Corp.	433,000	581,078
#	Darwin Precisions Corp.	2,051,635	877,814
	De Licacy Industrial Co. Ltd.	103,880	41,680
#	Depo Auto Parts Ind Co. Ltd.	538,000	2,165,994
	Dimerco Express Corp.	27,000	66,074
	D-Link Corp.	2,996,068	1,700,607
	Dyaco International, Inc.	34,117	33,310
	Dynamic Holding Co. Ltd.	977,873	2,360,874
	Dynapack International Technology Corp.	750,000	1,816,459
	E.Sun Financial Holding Co. Ltd.	29,487,630	21,727,632
*	Eastern Media International Corp.	40,000	27,002
#	Edimax Technology Co. Ltd.	982,902	413,723
#	Edison Opto Corp.	577,250	419,260
#	Edom Technology Co. Ltd.	988,350	710,707
#	Elite Advanced Laser Corp.	103,000	184,107
	Elitegroup Computer Systems Co. Ltd.	1,627,395	1,288,228
	Emerging Display Technologies Corp.	39,000	33,443
††	ENG Electric Co. Ltd.	239,997	1,013
	Ennoconn Corp.	204,599	1,579,284
# *	Ennostar, Inc.	2,645,210	3,375,700
#	EnTie Commercial Bank Co. Ltd.	2,417,232	1,047,348
*	Epileds Technologies, Inc.	79,000	35,273
	Eson Precision Ind Co. Ltd.	266,000	466,137
	Eternal Materials Co. Ltd.	2,005,487	1,723,143
#	Eva Airways Corp.	11,359,355	9,632,889
*	Everest Textile Co. Ltd.	2,226,813	509,957
	Evergreen International Storage & Transport Corp.	2,563,000	2,366,414
#	Evergreen Marine Corp. Taiwan Ltd.	3,931,658	13,083,681
	Evergreen Steel Corp.	169,000	368,177
#	Everlight Chemical Industrial Corp.	849,950	505,341
	Everlight Electronics Co. Ltd.	2,272,000	3,112,948
*	Everspring Industry Co. Ltd.	45,000	21,019
	Excel Cell Electronic Co. Ltd.	37,000	26,644
#	Excelsior Medical Co. Ltd.	554,665	1,478,705
	Far Eastern Department Stores Ltd.	4,119,445	3,046,661
	Far Eastern International Bank	12,877,978	4,575,612
	Far Eastern New Century Corp.	13,226,528	12,050,849
	Farcent Enterprise Co. Ltd.	11,000	19,058
	Farglory F T Z Investment Holding Co. Ltd.	62,000	89,135
	Farglory Land Development Co. Ltd.	1,437,264	2,649,148
#	Feedback Technology Corp.	115,000	308,613
	Feng Hsin Steel Co. Ltd.	28,000	54,364
	First Financial Holding Co. Ltd.	28,967,955	23,178,590
#	First Hi-Tec Enterprise Co. Ltd.	11,000	37,218
	First Hotel	890,857	400,027
	First Insurance Co. Ltd.	1,382,064	718,939
# *	First Steamship Co. Ltd.	3,419,042	853,664
#	FIT Holding Co. Ltd.	254,150	254,892
	Fitipower Integrated Technology, Inc.	186,550	1,544,215
	Fittech Co. Ltd.	127,000	224,008

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	FLEXium Interconnect, Inc.	1,453,000	$3,747,572
#	Forcecon Tech Co. Ltd.	135,000	553,300
*	Forest Water Environment Engineering Co. Ltd.	21,400	17,764
#	Formosa Advanced Technologies Co. Ltd.	968,000	1,153,956
	Formosa Chemicals & Fibre Corp.	7,119,000	13,394,219
#	Formosa Laboratories, Inc.	530,478	1,412,393
	Formosa Plastics Corp.	9,924,000	23,600,971
#	Formosa Taffeta Co. Ltd.	3,107,511	2,417,078
	Formosan Rubber Group, Inc.	1,162,761	838,072
#	Formosan Union Chemical	1,809,843	1,145,335
#	Founding Construction & Development Co. Ltd.	1,012,418	602,919
	Foxconn Technology Co. Ltd.	3,210,142	5,208,554
	Foxsemicon Integrated Technology, Inc.	57,000	321,866
	Franbo Lines Corp.	209,392	103,011
#	Froch Enterprise Co. Ltd.	1,037,734	555,993
	FSP Technology, Inc.	793,292	1,170,765
	Fu Chun Shin Machinery Manufacture Co. Ltd.	121,097	61,125
#	Fu Hua Innovation Co. Ltd.	1,354,890	1,078,141
	Fubon Financial Holding Co. Ltd.	29,813,365	55,440,762
#	Fulgent Sun International Holding Co. Ltd.	220,000	874,127
	Fullerton Technology Co. Ltd.	529,200	315,099
#	Fulltech Fiber Glass Corp.	2,075,964	1,082,280
#	Fwusow Industry Co. Ltd.	1,241,194	718,788
#	G Shank Enterprise Co. Ltd.	761,902	1,249,598
	Gamania Digital Entertainment Co. Ltd.	148,000	306,367
#	Gemtek Technology Corp.	1,877,962	1,896,443
#	General Interface Solution Holding Ltd.	1,018,000	1,755,201
	Getac Holdings Corp.	785,065	1,760,441
#	Giant Manufacturing Co. Ltd.	99,000	500,600
#	Giantplus Technology Co. Ltd.	1,722,100	645,550
	Gigabyte Technology Co. Ltd.	371,287	2,522,501
#	Global Brands Manufacture Ltd.	1,520,154	2,899,629
#	Global Lighting Technologies, Inc.	160,000	234,340
	Global Mixed Mode Technology, Inc.	29,000	223,197
	Global PMX Co. Ltd.	10,000	35,269
	Global View Co. Ltd.	53,000	48,411
# *	Globe Union Industrial Corp.	1,309,126	556,041
#	Gloria Material Technology Corp.	1,886,116	2,603,457
	GMI Technology, Inc.	60,221	35,393
	Goldsun Building Materials Co. Ltd., Class C	5,138,171	3,998,011
#	Good Will Instrument Co. Ltd.	172,746	183,202
#	Gordon Auto Body Parts	62,000	57,882
	Gourmet Master Co. Ltd.	200,000	600,920
# *	Grand Fortune Securities Co. Ltd.	950,929	335,015
#	Grand Pacific Petrochemical	4,778,000	2,332,956
	Great China Metal Industry	842,000	613,983
	Great Wall Enterprise Co. Ltd.	1,955,236	3,069,524
	Greatek Electronics, Inc.	499,000	897,842
* ††	Green Energy Technology, Inc.	1,424,880	0
#	GTM Holdings Corp.	622,900	563,825
#	Hannstar Board Corp.	1,693,488	2,923,564
*	HannStar Display Corp.	5,060,435	1,733,917
# *	HannsTouch Holdings Co.	3,034,001	854,443
	Hanpin Electron Co. Ltd.	286,000	337,373
#	Harvatek Corp.	824,553	665,160
	Heran Co. Ltd.	10,000	33,184
	Hey Song Corp.	1,745,500	2,059,515
	Hi-Clearance, Inc.	4,296	17,504
	Highlight Tech Corp.	30,000	43,770

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Highwealth Construction Corp.	2,427,055	$3,049,485
#	Hiroca Holdings Ltd.	346,000	386,747
	Hitron Technology, Inc.	179,000	165,722
	Hiwin Technologies Corp.	172,000	1,042,344
#	Ho Tung Chemical Corp.	4,467,475	1,158,576
#	Hocheng Corp.	1,108,066	608,863
#	Holdings-Key Electric Wire & Cable Co. Ltd.	49,699	40,028
	Holy Stone Enterprise Co. Ltd.	282,800	829,159
	Hon Hai Precision Industry Co. Ltd.	44,889,192	133,981,382
	Hong Pu Real Estate Development Co. Ltd.	1,038,655	866,468
#	Hong TAI Electric Industrial	1,260,000	949,657
#	Hong YI Fiber Industry Co.	753,000	378,506
*	Horizon Securities Co. Ltd.	145,820	43,819
	Hota Industrial Manufacturing Co. Ltd.	76,000	145,452
	Hsin Kuang Steel Co. Ltd.	234,000	337,226
	Hsing TA Cement Co.	862,614	465,939
*	HTC Corp.	70,000	95,835
#	HUA ENG Wire & Cable Co. Ltd.	166,035	98,853
	Hua Nan Financial Holdings Co. Ltd., Class C	24,418,692	15,313,544
	Huaku Development Co. Ltd.	850,000	2,401,057
	Huang Hsiang Construction Corp.	127,000	151,030
#	Hung Ching Development & Construction Co. Ltd.	857,468	599,390
#	Hung Sheng Construction Ltd.	1,724,269	955,252
	Huxen Corp.	173,281	273,712
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	26,403
#	Hwacom Systems, Inc.	345,000	181,203
*	IBF Financial Holdings Co. Ltd.	13,653,796	4,845,977
#	Ichia Technologies, Inc.	961,260	971,134
*	Ideal Bike Corp.	94,000	28,475
#	IEI Integration Corp.	258,200	547,337
	Infortrend Technology, Inc.	1,013,000	586,014
	Innolux Corp.	29,525,854	11,130,269
	Inpaq Technology Co. Ltd.	338,930	689,564
#	Integrated Service Technology, Inc.	146,570	381,449
	IntelliEPI, Inc.	5,000	8,504
#	International CSRC Investment Holdings Co.	3,996,166	2,356,300
#	Inventec Corp.	7,051,277	8,833,584
	Iron Force Industrial Co. Ltd.	58,000	151,547
	ITE Technology, Inc.	573,479	2,891,302
	ITEQ Corp.	249,000	586,017
#	Jarllytec Co. Ltd.	252,000	1,159,505
	Jean Co. Ltd.	470,445	279,148
#	Jess-Link Products Co. Ltd.	385,500	994,943
	Jiin Yeeh Ding Enterprise Co. Ltd.	54,000	83,076
*	Jinli Group Holdings Ltd.	760,532	245,495
	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	35,343
	K Laser Technology, Inc.	785,601	555,620
	Kaimei Electronic Corp.	160,400	306,233
#	Kaulin Manufacturing Co. Ltd.	565,656	227,781
	Kedge Construction Co. Ltd.	27,324	61,429
	KEE TAI Properties Co. Ltd.	1,141,000	530,685
	Kenda Rubber Industrial Co. Ltd.	1,045,409	942,395
	Kerry TJ Logistics Co. Ltd.	76,000	87,021
	Kindom Development Co. Ltd.	1,887,000	1,988,833
	King Chou Marine Technology Co. Ltd.	268,100	324,849
	King Yuan Electronics Co. Ltd.	5,317,805	12,598,945
	King’s Town Bank Co. Ltd.	4,347,012	4,985,175
*	King’s Town Construction Co. Ltd.	437,380	412,579
#	Kinko Optical Co. Ltd.	681,756	544,239

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Kinpo Electronics	5,886,375	$2,535,745
#	Kinsus Interconnect Technology Corp.	1,496,000	4,404,333
#	Ko Ja Cayman Co. Ltd.	95,000	202,342
#	KS Terminals, Inc.	168,000	347,573
# *	Kung Sing Engineering Corp.	2,331,875	663,472
#	Kuo Toong International Co. Ltd.	1,052,808	1,158,866
*	Kuo Yang Construction Co. Ltd.	199,000	110,638
	Kwong Fong Industries Corp.	481,649	155,343
	Kwong Lung Enterprise Co. Ltd.	163,000	257,099
#	KYE Systems Corp.	1,182,909	424,248
#	L&K Engineering Co. Ltd.	780,000	3,073,453
*	LAN FA Textile	985,713	298,911
#	Largan Precision Co. Ltd.	330,000	21,135,453
	Laster Tech Corp. Ltd.	131,000	199,370
# *	Lealea Enterprise Co. Ltd.	3,846,898	1,205,848
#	LEE CHI Enterprises Co. Ltd.	891,900	394,158
#	Lelon Electronics Corp.	130,000	219,254
# *	Li Peng Enterprise Co. Ltd.	2,332,381	547,584
	Lida Holdings Ltd.	316,680	337,456
	Lien Hwa Industrial Holdings Corp.	1,915,465	3,665,178
	Lingsen Precision Industries Ltd.	1,924,480	1,259,027
	Lite-On Technology Corp.	5,686,738	17,705,716
	Liton Technology Corp.	52,000	55,263
# *	Long Bon International Co. Ltd.	855,880	414,724
	Long Da Construction & Development Corp.	129,000	99,925
	Longchen Paper & Packaging Co. Ltd.	4,181,859	1,789,681
	Longwell Co.	272,000	530,673
	Lu Hai Holding Corp.	51,700	48,345
#	Lucky Cement Corp.	726,000	300,545
*	Lung Yen Life Service Corp.	71,000	77,988
#	Macauto Industrial Co. Ltd.	83,000	187,399
	Machvision, Inc.	6,000	33,299
	Macronix International Co. Ltd.	9,654,605	8,067,555
	Mayer Steel Pipe Corp.	597,456	515,961
	Maywufa Co. Ltd.	182,070	120,309
	Mega Financial Holding Co. Ltd.	22,082,875	25,058,197
*	Mercuries & Associates Holding Ltd.	2,481,771	965,251
*	Mercuries Life Insurance Co. Ltd.	4,429,762	689,823
	Merry Electronics Co. Ltd.	181,000	496,189
	Micro-Star International Co. Ltd.	44,000	225,250
	Mildef Crete, Inc.	6,000	14,618
#	MIN AIK Technology Co. Ltd.	458,600	277,169
	Mirle Automation Corp.	79,000	89,963
#	Mitac Holdings Corp.	2,644,682	3,011,408
#	MOSA Industrial Corp.	277,007	204,593
	MPI Corp.	322,000	1,887,262
	Namchow Holdings Co. Ltd.	330,000	499,246
	Nan Pao Resins Chemical Co. Ltd.	38,000	233,621
*	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	302,309
	Nan Ya Plastics Corp.	14,937,000	28,579,285
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	56,642
	Nantex Industry Co. Ltd.	128,000	136,043
#	Nanya Technology Corp.	5,929,000	11,886,331
*	New Era Electronics Co. Ltd.	168,000	113,712
	Nexcom International Co. Ltd.	16,000	20,041
	Nichidenbo Corp.	65,000	111,623
#	Nien Hsing Textile Co. Ltd.	647,061	377,741
	Niko Semiconductor Co. Ltd.	100,520	178,425
	Nishoku Technology, Inc.	194,000	579,122

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	O-Bank Co. Ltd.	2,696,604	$776,877
*	Ocean Plastics Co. Ltd.	80,000	85,757
#	Orient Semiconductor Electronics Ltd.	1,299,670	1,672,784
	Oriental Union Chemical Corp.	40,000	22,512
	O-TA Precision Industry Co. Ltd.	6,000	15,822
	Pacific Construction Co.	1,755,452	490,981
	Paiho Shih Holdings Corp.	143,850	90,586
	Pan German Universal Motors Ltd.	10,000	94,243
	Pan Jit International, Inc.	371,100	686,703
	Pan-International Industrial Corp.	2,067,444	2,175,304
# *	PChome Online, Inc.	257,061	353,495
#	PCL Technologies, Inc.	66,000	154,056
	Pegatron Corp.	9,540,998	22,265,087
	Phison Electronics Corp.	118,000	1,703,117
	Pixart Imaging, Inc.	351,000	1,395,401
	Plastron Precision Co. Ltd.	125,156	57,703
*	Plotech Co. Ltd.	522,000	270,359
	Posiflex Technology, Inc.	14,000	43,365
	Pou Chen Corp.	8,449,550	7,531,610
#	Powerchip Semiconductor Manufacturing Corp.	11,295,000	9,291,496
	Powertech Technology, Inc.	1,463,000	4,753,043
	Powertip Technology Corp.	56,000	26,046
	President Securities Corp.	4,203,263	2,261,785
	Primax Electronics Ltd.	1,335,000	2,851,200
	Prince Housing & Development Corp.	5,765,018	1,894,526
* ††	Prodisc Technology, Inc.	6,185,157	0
#	Promate Electronic Co. Ltd.	181,000	303,289
#	Prosperity Dielectrics Co. Ltd.	120,000	164,956
	Qisda Corp.	6,794,171	8,918,645
	QST International Corp.	18,143	31,931
	Qualipoly Chemical Corp.	290,593	301,152
	Quang Viet Enterprise Co. Ltd.	25,000	85,308
	Quanta Computer, Inc.	297,000	1,753,579
	Quanta Storage, Inc.	488,000	1,035,476
#	Quintain Steel Co. Ltd.	1,403,247	567,888
#	Radiant Opto-Electronics Corp.	1,869,000	7,163,843
*	Radium Life Tech Co. Ltd.	3,668,226	989,949
	Rechi Precision Co. Ltd.	239,000	140,802
*	Rexon Industrial Corp. Ltd.	35,000	43,103
*	Rich Development Co. Ltd.	2,783,054	763,480
*	Ritek Corp.	3,656,449	891,340
* ††	Roo Hsing Co. Ltd.	739,000	78,963
	Ruentex Development Co. Ltd.	1,709,900	1,714,819
#	Ruentex Industries Ltd.	2,581,385	4,569,186
	Sampo Corp.	1,851,340	1,600,201
	San Fang Chemical Industry Co. Ltd.	69,000	49,732
#	San Far Property Ltd.	1,393,560	744,223
#	Sanyang Motor Co. Ltd.	2,379,624	4,905,219
	Scan-D Corp.	33,000	41,960
	Sea Sonic Electronics Co. Ltd.	12,000	33,677
	Senao International Co. Ltd.	33,000	36,640
	Sercomm Corp.	60,000	209,342
#	Sesoda Corp.	787,279	738,515
	Shanghai Commercial & Savings Bank Ltd.	4,085,566	5,413,341
	Shan-Loong Transportation Co. Ltd.	436,000	408,040
#	Sharehope Medicine Co. Ltd.	198,345	197,093
#	Sheng Yu Steel Co. Ltd.	611,000	439,714
	ShenMao Technology, Inc.	143,000	259,749
#	Shih Her Technologies, Inc.	260,000	580,572

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Shih Wei Navigation Co. Ltd.	1,390,271	$762,662
	Shihlin Electric & Engineering Corp.	961,000	2,819,420
	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	37,522
*	Shin Kong Financial Holding Co. Ltd.	42,065,909	11,300,928
	Shin Zu Shing Co. Ltd.	879,842	2,515,811
*	Shining Building Business Co. Ltd.	1,544,368	484,443
	Shinkong Insurance Co. Ltd.	1,019,412	2,099,174
	Shinkong Synthetic Fibers Corp.	6,366,754	2,958,486
# *	Shuttle, Inc.	1,693,015	851,833
#	Sigurd Microelectronics Corp.	2,351,231	4,317,127
	Silitech Technology Corp.	26,878	30,502
	Simplo Technology Co. Ltd.	96,000	989,056
	Sincere Navigation Corp.	1,484,242	994,731
	Singatron Enterprise Co. Ltd.	56,000	44,230
	Sinher Technology, Inc.	303,000	324,353
	Sinmag Equipment Corp.	13,000	57,907
	Sinon Corp.	1,847,877	2,085,447
	SinoPac Financial Holdings Co. Ltd.	40,385,351	22,273,157
	Sinyi Realty, Inc.	77,000	67,270
#	Sirtec International Co. Ltd.	476,200	414,109
#	Siward Crystal Technology Co. Ltd.	722,875	666,450
#	Soft-World International Corp.	44,000	129,701
#	Solar Applied Materials Technology Corp.	222,000	267,853
#	Solomon Technology Corp.	434,000	451,690
	Solteam, Inc.	62,742	80,729
#	Southeast Cement Co. Ltd.	901,700	505,045
#	Spirox Corp.	356,563	409,610
	Sports Gear Co. Ltd.	5,000	10,186
	St Shine Optical Co. Ltd.	10,000	56,096
	Sun Yad Construction Co. Ltd.	180,813	56,914
	Sunplus Technology Co. Ltd.	416,000	388,226
	Sunrex Technology Corp.	494,108	755,077
#	Sunspring Metal Corp.	580,569	400,678
	Supreme Electronics Co. Ltd.	2,042,507	3,508,617
	Swancor Holding Co. Ltd.	90,000	239,765
	Sweeten Real Estate Development Co. Ltd.	913,840	696,527
#	Syncmold Enterprise Corp.	136,000	281,197
	Synnex Technology International Corp.	4,727,550	10,033,307
	Systex Corp.	52,000	161,079
	T3EX Global Holdings Corp.	118,000	266,026
#	TA Chen Stainless Pipe	2,287,392	2,618,922
#	Tah Hsin Industrial Corp.	324,701	710,910
	TA-I Technology Co. Ltd.	172,500	237,233
*	Tai Tung Communication Co. Ltd.	508,535	262,684
	Taichung Commercial Bank Co. Ltd.	26,492,629	12,025,228
#	TaiDoc Technology Corp.	135,000	593,809
#	Taiflex Scientific Co. Ltd.	967,960	1,242,121
#	Taimide Tech, Inc.	199,000	235,567
	Tainan Enterprises Co. Ltd.	338,183	323,615
#	Tainan Spinning Co. Ltd.	6,079,485	2,665,876
	Tai-Saw Technology Co. Ltd.	158,000	129,057
	Taishin Financial Holding Co. Ltd.	39,752,670	21,202,751
#	Taita Chemical Co. Ltd.	607,394	309,701
	TAI-TECH Advanced Electronics Co. Ltd.	75,000	233,720
	Taiwan Business Bank	23,281,281	9,178,983
#	Taiwan Cement Corp.	19,141,110	19,072,511
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	367,338
	Taiwan Cooperative Financial Holding Co. Ltd.	27,253,278	21,163,997
	Taiwan Fertilizer Co. Ltd.	2,413,000	4,421,251

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	$956,499
	Taiwan FU Hsing Industrial Co. Ltd.	661,000	881,499
# *	Taiwan Glass Industry Corp.	3,675,982	2,074,307
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,290,932	4,010,399
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	731,000	809,368
* ††	Taiwan Kolin Co. Ltd.	5,797,000	0
††	Taiwan Land Development Corp.	4,185,322	64,841
	Taiwan Navigation Co. Ltd.	1,131,000	959,473
	Taiwan Paiho Ltd.	683,000	1,211,545
	Taiwan PCB Techvest Co. Ltd.	1,421,946	1,862,452
	Taiwan Shin Kong Security Co. Ltd.	134,390	165,791
	Taiwan Steel Union Co. Ltd.	8,000	21,422
#	Taiwan Styrene Monomer	477,000	226,981
	Taiwan Surface Mounting Technology Corp.	1,330,991	3,761,403
# *	Taiwan TEA Corp.	2,838,092	1,736,875
#	Taiwan Union Technology Corp.	855,000	2,821,937
	Taiyen Biotech Co. Ltd.	569,217	583,980
# *	Tatung Co. Ltd.	4,848,000	5,372,883
	TBI Motion Technology Co. Ltd.	9,000	8,582
	Te Chang Construction Co. Ltd.	16,260	32,841
	Teco Electric & Machinery Co. Ltd.	5,602,725	7,996,861
	Tera Autotech Corp.	24,863	21,281
	Test Research, Inc.	77,000	142,952
	Test Rite International Co. Ltd.	1,140,266	705,140
*	Tex-Ray Industrial Co. Ltd.	359,000	124,127
	Thinking Electronic Industrial Co. Ltd.	44,000	186,061
	Thye Ming Industrial Co. Ltd.	90,600	153,166
#	Ting Sin Co. Ltd.	65,698	22,934
	Ton Yi Industrial Corp.	3,904,600	1,894,629
#	Tong Hsing Electronic Industries Ltd.	883,480	3,667,041
	Tong Ming Enterprise Co. Ltd.	16,000	15,611
	Tong Yang Industry Co. Ltd.	1,958,000	4,441,756
#	Tong-Tai Machine & Tool Co. Ltd.	995,447	530,186
	Top Union Electronics Corp.	197,973	188,862
	Topco Technologies Corp.	18,000	38,414
	Topkey Corp.	78,000	388,372
#	Topoint Technology Co. Ltd.	663,459	544,519
	Toung Loong Textile Manufacturing	104,040	69,639
	TPK Holding Co. Ltd.	1,941,000	1,923,929
	Transcend Information, Inc.	76,000	172,365
	Tripod Technology Corp.	1,791,000	9,169,220
#	Tsann Kuen Enterprise Co. Ltd.	181,182	215,833
	TSC Auto ID Technology Co. Ltd.	2,199	15,797
	TSRC Corp.	435,000	307,730
	TST Group Holding Ltd.	6,000	23,929
	Tung Ho Steel Enterprise Corp.	2,960,593	5,942,865
	Tung Ho Textile Co. Ltd.	23,000	12,346
	TXC Corp.	1,165,000	3,454,910
	TYC Brother Industrial Co. Ltd.	883,723	1,025,439
# *	Tycoons Group Enterprise	1,678,515	609,815
*	Tyntek Corp.	1,448,097	806,656
#	UDE Corp.	353,000	546,582
#	U-Ming Marine Transport Corp.	1,890,000	2,590,160
#	Unic Technology Corp.	219,000	140,299
#	Union Bank of Taiwan	12,016,836	4,896,480
	Unitech Computer Co. Ltd.	477,739	476,739
#	Unitech Printed Circuit Board Corp.	3,306,346	1,894,920
#	United Microelectronics Corp.	42,425,681	61,012,968
	United Orthopedic Corp.	140,000	288,066

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	United Radiant Technology	20,000	$11,009
	United Renewable Energy Co. Ltd.	450,000	207,297
* ††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	46,000	38,213
#	Universal Cement Corp.	2,278,960	1,785,077
	Universal, Inc.	97,000	66,462
#	UPC Technology Corp.	3,688,598	1,683,387
	USI Corp.	4,178,827	2,487,282
#	Usun Technology Co. Ltd.	128,100	112,937
	U-Tech Media Corp.	125,000	59,074
	Utechzone Co. Ltd.	11,000	23,519
	Ve Wong Corp.	912,806	1,212,492
	Ventec International Group Co. Ltd., Class C	9,000	23,484
*	Victory New Materials Ltd. Co.	626,687	215,674
	Viking Tech Corp.	69,000	103,809
	Wafer Works Corp.	515,000	694,929
#	Wah Hong Industrial Corp.	406,516	485,755
	Wah Lee Industrial Corp.	862,100	2,512,367
	Walsin Lihwa Corp.	10,694,972	11,382,469
	Walsin Technology Corp.	1,456,000	4,716,993
#	Walton Advanced Engineering, Inc.	1,262,853	582,261
#	Wan Hai Lines Ltd.	2,713,000	3,877,586
	Wei Chuan Foods Corp.	466,000	266,202
#	Weikeng Industrial Co. Ltd.	2,081,490	1,730,639
	Well Shin Technology Co. Ltd.	444,080	666,712
#	WELLELL, Inc.	134,000	112,528
#	Wha Yu Industrial Co. Ltd.	238,000	136,440
	Win Semiconductors Corp.	186,000	833,665
	Winbond Electronics Corp.	16,131,572	12,500,703
	Winmate, Inc.	28,000	97,839
#	Winstek Semiconductor Co. Ltd.	247,000	645,166
* ††	Wintek Corp.	20,783,484	0
	Wisdom Marine Lines Co. Ltd.	1,926,364	2,487,385
#	Wistron Corp.	7,017,343	19,567,861
	Wistron Information Technology & Services Corp.	10,659	35,933
	Wistron NeWeb Corp.	454,000	1,793,527
	WPG Holdings Ltd.	7,842,284	17,353,621
#	WT Microelectronics Co. Ltd.	2,114,751	7,758,046
#	WUS Printed Circuit Co. Ltd.	844,668	879,261
	Xxentria Technology Materials Corp.	127,400	279,673
	Ya Horng Electronic Co. Ltd.	22,000	32,971
#	Yageo Corp.	1,087,019	17,722,252
#	Yang Ming Marine Transport Corp.	7,544,000	9,832,690
#	YC INOX Co. Ltd.	1,861,446	1,508,292
	YCC Parts Manufacturing Co. Ltd.	21,000	38,354
#	Yea Shin International Development Co. Ltd.	1,067,990	849,599
	Yem Chio Co. Ltd.	2,519,746	1,243,742
#	Yen Sun Technology Corp.	100,000	119,267
# *	Yeong Guan Energy Technology Group Co. Ltd.	386,820	609,390
	YFC-Boneagle Electric Co. Ltd.	35,449	29,051
#	YFY, Inc.	4,577,847	4,215,291
#	Yi Jinn Industrial Co. Ltd.	1,140,142	612,358
*	Yieh Hsing Enterprise Co. Ltd.	216,000	61,835
#	Yieh Phui Enterprise Co. Ltd.	3,778,178	1,803,780
#	Young Fast Optoelectronics Co. Ltd.	432,000	514,532
	Youngtek Electronics Corp.	596,047	1,053,027
	Yuanta Financial Holding Co. Ltd.	38,528,131	28,946,835
#	Yuen Chang Stainless Steel Co. Ltd., Class C	161,000	77,914
#	Yulon Motor Co. Ltd.	3,055,350	7,016,839

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	$485,253
	YungShin Global Holding Corp.	184,000	251,196
#	Zeng Hsing Industrial Co. Ltd.	121,358	400,761
#	Zenitron Corp.	940,000	914,560
	Zero One Technology Co. Ltd.	665,391	1,248,642
#	Zhen Ding Technology Holding Ltd.	3,471,000	10,494,353
#	Zig Sheng Industrial Co. Ltd.	1,985,352	610,200
*	Zinwell Corp.	809,000	595,457
	Zippy Technology Corp.	63,000	88,307
#	Zyxel Group Corp.	1,288,793	2,180,226

TOTAL TAIWAN			1,688,222,194

THAILAND — (2.1%)
	AAPICO Hitech PCL, NVDR	85,550	66,645
	AAPICO Hitech PCL	1,078,747	840,368
*	Absolute Clean Energy PCL	333,200	14,091
	AP Thailand PCL	11,783,730	3,540,774
	Asia Green Energy PCL	183,370	9,693
	Bangchak Corp. PCL	5,827,100	6,687,567
	Bangkok Bank PCL	3,293,353	14,431,470
	Bangkok Bank PCL, NVDR	259,600	1,137,567
	Bangkok Commercial Asset Management PCL	2,244,200	558,826
	Bangkok Insurance PCL	181,628	1,510,935
*	Bangkok Land PCL	60,002,696	1,151,891
	Bangkok Life Assurance PCL, NVDR	385,900	249,089
*	Bangkok Ranch PCL	2,100,500	143,764
#	Banpu PCL	29,652,733	6,270,036
	Berli Jucker PCL	3,580,300	2,814,036
	BG Container Glass PCL	161,900	39,639
	Cal-Comp Electronics Thailand PCL, Class F	18,481,921	781,596
	Charoen Pokphand Foods PCL	16,623,600	8,648,851
*	Country Group Development PCL	12,272,400	105,848
*	Country Group Holdings PCL, Class F	1,781,200	36,177
*	Demco PCL	1,585,700	113,824
*	Demco PCL	317,140	0
	Eastern Water Resources Development & Management PCL, Class F	752,100	87,885
	GFPT PCL	1,937,000	549,695
	Global Green Chemicals PCL, Class F	503,800	110,733
	ICC International PCL	2,067,400	2,358,306
	Indorama Ventures PCL	3,939,523	2,597,668
	Interlink Communication PCL	142,500	28,149
	Interlink Telecom PCL	2,081,000	126,218
	IRPC PCL	36,505,400	1,950,069
*	Italian-Thai Development PCL	24,735,500	853,364
	Kasikornbank PCL	66,100	241,835
	Kasikornbank PCL, NVDR	843,501	3,086,051
	Khon Kaen Sugar Industry PCL	8,302,207	660,619
	Kiatnakin Phatra Bank PCL	834,400	1,143,332
	Krung Thai Bank PCL	9,614,300	5,028,833
	Lalin Property PCL	204,200	46,871
	Lanna Resources PCL	386,600	158,114
	LH Financial Group PCL	6,930,046	190,881
#	LPN Development PCL	6,633,702	734,566
	MCS Steel PCL	252,300	45,978
*	Millcon Steel PCL	6,680,850	68,774
*	Nawarat Patanakarn PCL	3,182,100	38,955
	Northeast Rubber PCL	2,094,488	266,892
	Origin Property PCL, Class F	668,300	166,413
	Polyplex Thailand PCL	1,537,425	423,468

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Power Solution Technologies PCL, Class F	3,438,240	$86,093
	Precious Shipping PCL	3,636,850	849,956
	Property Perfect PCL	44,279,235	369,584
	Pruksa Holding PCL	3,613,900	1,256,834
	PTT Exploration & Production PCL	4,457,400	20,338,418
	PTT Global Chemical PCL	6,147,241	5,900,530
	PTT PCL	46,991,800	43,471,582
	Quality Houses PCL	23,818,847	1,484,433
	Regional Container Lines PCL	789,100	430,308
	Rojana Industrial Park PCL	3,265,173	545,066
*	S Hotels & Resorts PCL	2,784,826	182,853
	Saha Pathana Inter-Holding PCL	2,248,100	4,221,931
	Saha Pathanapibul PCL	1,052,533	1,815,596
	Saha-Union PCL	1,568,500	1,320,084
	Sansiri PCL	66,481,166	2,829,970
	SC Asset Corp. PCL	8,191,953	770,364
	SCB X PCL	2,709,600	7,425,627
	Sena Development PCL	1,331,366	87,418
	Siam Cement PCL	1,713,200	13,727,526
	Siam City Cement PCL	191,589	711,612
	Siamgas & Petrochemicals PCL	444,700	98,362
	Singha Estate PCL	547,000	13,392
#	Sino-Thai Engineering & Construction PCL	3,262,278	776,030
	SNC Former PCL	95,000	25,638
	Somboon Advance Technology PCL	1,292,800	636,643
	SPCG PCL	1,807,900	648,867
	Sri Trang Agro-Industry PCL	4,460,557	1,787,077
	Sri Trang Gloves Thailand PCL	936,500	152,425
	Srithai Superware PCL	5,665,600	176,545
	Star Petroleum Refining PCL	5,157,987	1,061,949
*	STP & I PCL	4,705,400	361,324
	Supalai PCL	6,428,200	3,290,781
*	Super Energy Corp. PCL	91,283,809	1,092,079
	Susco PCL	912,000	114,690
*	Syntec Construction PCL	5,229,800	222,622
	Tata Steel Thailand PCL	2,480,900	55,219
	Thai Oil PCL	3,665,574	4,793,266
	Thai Stanley Electric PCL, NVDR	19,100	94,856
	Thai Stanley Electric PCL, Class F	170,100	844,762
	Thai Union Group PCL, Class F	10,353,400	3,888,736
	Thai Wacoal PCL	69,500	65,019
	Thai Wah PCL, Class F	204,900	22,917
	Thanachart Capital PCL	797,000	1,086,541
	Thitikorn PCL	1,125,800	166,008
#	Thoresen Thai Agencies PCL	6,998,776	1,002,815
	TKS Technologies PCL	139,600	25,634
	TMBThanachart Bank PCL	75,230,296	3,495,433
	TPI Polene PCL	33,681,040	1,293,172
	TPI Polene Power PCL	7,369,358	676,605
	True Corp. PCL	24,681,178	4,154,445
	TTCL PCL	150,400	15,566
*	Unique Engineering & Construction PCL	979,600	75,768
	Univentures PCL	2,173,700	124,583
	WHA Corp. PCL	446,600	62,127

TOTAL THAILAND			210,344,037

TURKEY — (1.0%)
	Akbank TAS	15,858,240	16,520,381
	Aksa Enerji Uretim AS	93,326	115,471

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Alarko Holding AS	160,880	$575,398
*	Albaraka Turk Katilim Bankasi AS	7,059,701	1,037,678
*	Anadolu Anonim Turk Sigorta Sirketi	608,606	1,265,967
	Anadolu Efes Biracilik Ve Malt Sanayii AS	609,446	2,148,136
	Bera Holding AS	1,352,723	817,101
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	41,490	1,353,768
	Dogan Sirketler Grubu Holding AS	3,974,260	1,922,927
	Enka Insaat ve Sanayi AS	3,990,881	4,281,767
# *	Eregli Demir ve Celik Fabrikalari TAS	3,716,492	4,975,335
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	966,033	920,517
	GSD Holding AS	3,960,272	536,122
	KOC Holding AS	3,107,089	15,029,240
	Kordsa Teknik Tekstil AS	41,542	122,482
*	Menderes Tekstil Sanayi ve Ticaret AS	51,336	17,384
	Pinar SUT Mamulleri Sanayii AS	8,063	21,135
	Sekerbank Turk AS	5,078,228	1,196,281
*	TAV Havalimanlari Holding AS	545,774	2,210,409
	Tekfen Holding AS	675,012	974,052
*	Turk Hava Yollari AO	2,039,999	15,662,890
#	Turkiye Garanti Bankasi AS	2,472,034	4,109,173
#	Turkiye Is Bankasi AS, Class C	12,531,118	9,314,555
*	Turkiye Sinai Kalkinma Bankasi AS	6,227,331	1,476,439
	Turkiye Sise ve Cam Fabrikalari AS	2,955,316	4,951,560
# *	Turkiye Vakiflar Bankasi TAO, Class D	3,938,994	2,271,179
*	Vestel Elektronik Sanayi ve Ticaret AS	511,731	1,103,373
	Yapi ve Kredi Bankasi AS	15,981,002	9,753,409
*	Zorlu Enerji Elektrik Uretim AS	6,323,282	1,183,060

TOTAL TURKEY			105,867,189

UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	12,293,935	26,865,682
	Agthia Group PJSC	616,036	746,963
*	AL Seer Marine Supplies & Equipment Co. LLC	18,413	40,444
	Aldar Properties PJSC	11,494,670	16,282,827
	Amanat Holdings PJSC	3,264,535	884,319
*	Amlak Finance PJSC	2,513,517	544,504
	Dana Gas PJSC	16,187,077	3,570,716
*	Deyaar Development PJSC	4,497,156	720,891
	Dubai Investments PJSC	7,340,116	4,510,458
	Dubai Islamic Bank PJSC	1,237,404	1,819,218
	Emaar Development PJSC	4,782,342	8,070,544
	Emaar Properties PJSC	24,247,455	44,173,615
	Emirates NBD Bank PJSC	5,580,590	25,761,509
*	EMSTEEL Building Materials PJSC	347,238	127,704
*	Eshraq Investments PJSC	3,371,519	399,661
*	Islamic Arab Insurance Co.	178,521	28,707
*	Manazel PJSC	1,193,679	117,694
*	RAK Properties PJSC	3,217,238	937,924
	Ras Al Khaimah Ceramics	826,296	546,698
*	Shuaa Capital PSC	1,996,407	142,027
*	Union Properties PJSC	3,928,839	353,783

TOTAL UNITED ARAB EMIRATES			136,645,888

UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC	702,492	12,532,457

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	UNITED STATES — (0.0%)
* ††	Rexlot Holdings	67,831,618	$0

	TOTAL COMMON STOCKS		9,959,278,532

	PREFERRED STOCKS — (0.9%)
	BRAZIL — (0.8%)
	Banco ABC Brasil SA, 6.373%	538,176	1,997,178
*	Banco ABC Brasil SA	29,250	115,393
Ω	Banco BMG SA, 7.152%	147,500	67,581
	Banco Bradesco SA, 7.205%	11,182,310	31,029,011
	Banco do Estado do Rio Grande do Sul SA Class B, 8.640%	1,097,345	2,372,403
	Banco Pan SA, 3.575%	819,150	1,142,188
	Eucatex SA Industria e Comercio, 6.424%	297,328	725,370
	Gerdau SA, 14.599%	454,461	1,962,338
	Grazziotin SA, 8.054%	6,731	34,177
	Marcopolo SA, 7.137%	2,325,050	2,416,475
	Petroleo Brasileiro SA, 10.467%	5,630,679	38,797,994
	Randon SA Implementos e Participacoes, 4.690%	370,718	802,208
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.974%	1,493,049	1,957,466

	TOTAL BRAZIL		83,419,782

	COLOMBIA — (0.1%)
	Grupo Argos SA, 8.558%	374,078	590,745
	Grupo Aval Acciones y Valores SA, 6.302%	148,826	16,633
	Grupo de Inversiones Suramericana SA, 9.625%	829,737	2,421,074

	TOTAL COLOMBIA		3,028,452

	INDIA — (0.0%)
*	Sundaram Clayton Ltd.	251	31
*	TVS Holdings Ltd.	251,604	31,446

	TOTAL INDIA		31,477

	PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	489,494

	TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	4,382,167	894,664

	TOTAL PREFERRED STOCKS		87,863,869

	RIGHTS/WARRANTS — (0.0%)
	BRAZIL — (0.0%)
*	Grupo Casas Bahia SA Warrants 09/19/2024	2,613,244	20,733

	KUWAIT — (0.0%)
*	Gulf Bank KSCP Rights 11/12/2023	305,802	6,324

	TAIWAN — (0.0%)
*	Farglory F T Z Investment Holding Co. Ltd. Rights	5,760	1,146
*	Tai Tung Communication Co. Ltd. Rights 11/01/2023	50,543	623
*	Winbond Electronics Corp. Rights 11/03/2023	648,506	58,982

	TOTAL TAIWAN		60,751

	THAILAND — (0.0%)
*	Cal-Comp Electronics Thailand PCL Rights 11/10/2023	14,532,334	8,086

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Millcon Steel PCL Warrants 12/13/2024	1,670,212	$2,324

TOTAL THAILAND			10,410

TOTAL RIGHTS/WARRANTS			98,218

TOTAL INVESTMENT SECURITIES (Cost $ 9,279,218,045)			10,047,240,619

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	10,694,234	123,700,201

TOTAL INVESTMENTS — (100.0%) (Cost $ 9,402,920,240)			$10,170,940,820

ADR American Depositary Receipt

GDR Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/15/23	$31,896,217	$29,874,000	$(2,022,217)
S&P 500® E-Mini Index	204	12/15/23	44,484,376	42,964,950	(1,519,426)

Total Futures Contracts			$76,380,593	$72,838,950	$(3,541,643)

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$440,372,660	$1,391,081	—	$441,763,741
Cayman Islands	—	41,872	—	41,872
Chile	—	53,499,957	—	53,499,957
China	147,179,841	2,459,541,479	$10,357,785	2,617,079,105
Colombia	8,134,954	2,085	—	8,137,039
Czech Republic	—	11,383,173	—	11,383,173
Greece	—	45,968,273	—	45,968,273
Hong Kong	—	140,634	1,898	142,532
Hungary	—	22,255,196	—	22,255,196
India	107,198,961	1,708,224,505	1,079,257	1,816,502,723
Indonesia	—	173,319,703	435,966	173,755,669
Kuwait	17,322,319	3,902,073	—	21,224,392
Malaysia	—	178,401,444	—	178,401,444

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Mexico	$291,033,142	$6,191,165	—	$297,224,307
Philippines	—	87,185,615	$676,700	87,862,315
Poland	—	98,607,864	—	98,607,864
Qatar	—	68,791,296	—	68,791,296
Saudi Arabia	615,684	378,919,208	—	379,534,892
South Africa	16,997,651	264,484,763	—	281,482,414
South Korea	168,705,665	1,031,877,679	1,425,219	1,202,008,563
Taiwan	15,135,014	1,672,942,363	144,817	1,688,222,194
Thailand	198,740,181	11,603,856	—	210,344,037
Turkey	—	105,867,189	—	105,867,189
United Arab Emirates	—	136,645,888	—	136,645,888
United Kingdom	12,532,457	—	—	12,532,457
Preferred Stocks
Brazil	83,352,201	67,581	—	83,419,782
Colombia	3,028,452	—	—	3,028,452
India	—	31,477	—	31,477
Philippines	—	489,494	—	489,494
Taiwan	—	894,664	—	894,664
Rights/Warrants
Brazil	—	20,733	—	20,733
Kuwait	—	6,324	—	6,324
Taiwan	—	60,751	—	60,751
Thailand	—	10,410	—	10,410
Securities Lending Collateral	—	123,700,201	—	123,700,201
Futures Contracts**	(3,541,643)	—	—	(3,541,643)

TOTAL	$1,506,807,539	$8,646,469,996	$14,121,642^	$10,167,399,177

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (96.5%)
COMMUNICATION SERVICES — (7.6%)
*	Alphabet, Inc., Class A	144,281	$17,902,386
*	Alphabet, Inc., Class C	129,463	16,221,714
*	AMC Networks, Inc., Class A	2,643	31,187
*	Anterix, Inc.	1,929	58,815
	AT&T, Inc.	275,027	4,235,416
	Atlanta Braves Holdings, Inc., Class A	363	13,761
*	Atlanta Braves Holdings, Inc., Class C	5,636	196,020
	ATN International, Inc.	3,463	107,180
*	Bandwidth, Inc., Class A	1,697	18,005
*	Boston Omaha Corp., Class A	4,862	69,186
*	Bumble, Inc., Class A	352	4,731
	Cable One, Inc.	630	346,418
#*	Cardlytics, Inc.	1,980	24,532
*	Cargurus, Inc.	12,627	217,563
*	Cars.com, Inc.	8,924	135,913
*	Charter Communications, Inc., Class A	5,144	2,072,003
*	Cinemark Holdings, Inc.	13,886	228,980
	Cogent Communications Holdings, Inc.	6,482	421,200
	Comcast Corp., Class A	192,336	7,941,553
*	Consolidated Communications Holdings, Inc.	11,459	47,784
*	Daily Journal Corp.	107	31,125
*	DHI Group, Inc.	18,567	50,874
#*	DISH Network Corp., Class A	22,673	111,098
*	EchoStar Corp., Class A	6,530	90,506
	Electronic Arts, Inc.	9,962	1,233,196
#	Endeavor Group Holdings, Inc., Class A	12,377	281,701
	Entravision Communications Corp., Class A	9,205	32,954
*	Eventbrite, Inc., Class A	3,903	32,317
*	EW Scripps Co., Class A	11,745	64,245
*	FG Group Holdings, Inc.	1,900	2,660
	Fox Corp., Class A	21,922	666,210
	Fox Corp., Class B	14,691	410,026
#*	Frontier Communications Parent, Inc.	23,631	423,467
*»	GCI Liberty, Inc.	11,519	10,418
*	Gogo, Inc.	22,828	239,694
	Gray Television, Inc.	9,257	60,356
*	IDT Corp., Class B	3,200	89,760
*	iHeartMedia, Inc., Class A	5,533	13,003
*	IMAX Corp.	8,607	156,733
*	Integral Ad Science Holding Corp.	13,137	150,813
	Interpublic Group of Cos., Inc.	38,707	1,099,279
	Iridium Communications, Inc.	17,980	666,159
	John Wiley & Sons, Inc., Class A	6,317	191,216
	John Wiley & Sons, Inc., Class B	312	9,089
*	Liberty Broadband Corp., Class A	1,324	110,316
*	Liberty Broadband Corp., Class C	7,951	662,398
*	Liberty Latin America Ltd., Class A	22,700	155,041
*	Liberty Latin America Ltd., Class C	25,106	171,976
	Liberty Media Corp.-Liberty Formula One, Class A	1,305	75,103
*	Liberty Media Corp.-Liberty Formula One, Class C	14,254	922,091
	Liberty Media Corp.-Liberty Live, Class A	1,829	57,138
*	Liberty Media Corp.-Liberty Live, Class C	4,562	145,391
	Liberty Media Corp.-Liberty SiriusXM, Class A	7,097	173,806
*	Liberty Media Corp.-Liberty SiriusXM, Class C	12,890	316,449
#*	Lions Gate Entertainment Corp., Class A	39,115	307,444

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lions Gate Entertainment Corp., Class B	19,401	$144,731
*	Live Nation Entertainment, Inc.	8,075	646,161
#*	Lumen Technologies, Inc.	5,310	7,753
*	Madison Square Garden Entertainment Corp.	4,462	136,002
*	Madison Square Garden Sports Corp.	2,119	356,289
#*	Magnite, Inc.	27,185	180,508
#	Marcus Corp.	2,700	41,958
*	Match Group, Inc.	9,505	328,873
*	Meta Platforms, Inc., Class A	83,090	25,032,524
*	Netflix, Inc.	6,157	2,534,775
	New York Times Co., Class A	15,447	622,669
	News Corp., Class A	33,436	691,456
#	News Corp., Class B	15,297	327,968
	Nexstar Media Group, Inc.	6,119	857,149
	Omnicom Group, Inc.	20,901	1,565,694
*	Ooma, Inc.	2,349	25,628
	Paramount Global, Class A	1,096	15,234
#	Paramount Global, Class B	25,579	278,300
*	Pinterest, Inc., Class A	7,346	219,498
*	Playtika Holding Corp.	3,670	30,828
*	PubMatic, Inc., Class A	3,759	42,364
*	QuinStreet, Inc.	6,390	72,271
*	Reading International, Inc., Class A	4,944	9,097
#*	Roku, Inc.	7,300	434,861
	Scholastic Corp.	5,578	205,828
	Shenandoah Telecommunications Co.	9,059	214,336
	Shutterstock, Inc.	4,844	197,054
#	Sinclair, Inc.	3,182	34,588
#	Sirius XM Holdings, Inc.	48,463	207,422
#*	Snap, Inc., Class A	27,434	274,614
#*	Sphere Entertainment Co.	4,462	146,844
	Spok Holdings, Inc.	2,587	38,572
*	Stagwell, Inc., Class A	8,049	33,162
*	Take-Two Interactive Software, Inc.	8,537	1,141,824
*	TechTarget, Inc.	1,775	44,694
	TEGNA, Inc.	34,128	495,197
	Telephone & Data Systems, Inc.	17,703	322,018
*	Thryv Holdings, Inc.	4,477	78,034
	TKO Group Holdings, Inc.	5,446	446,463
*	T-Mobile U.S., Inc.	22,150	3,186,499
	Townsquare Media, Inc., Class A	1,300	11,180
*	Trade Desk, Inc., Class A	4,976	353,097
*	Travelzoo	2,000	14,060
*	TripAdvisor, Inc.	16,213	239,304
*	U.S. Cellular Corp.	6,507	273,489
	Verizon Communications, Inc.	202,221	7,104,024
*	Vimeo, Inc.	14,241	43,862
*	Walt Disney Co.	46,713	3,811,314
*	Warner Bros Discovery, Inc.	54,857	545,279
#	Warner Music Group Corp., Class A	6,383	199,788
*	WideOpenWest, Inc.	11,172	78,651
*	Yelp, Inc.	9,440	398,274
*	Zedge, Inc., Class B	300	576
*	Ziff Davis, Inc.	7,345	444,079
#*	ZoomInfo Technologies, Inc., Class A	20,595	266,911

TOTAL COMMUNICATION SERVICES			114,962,027

CONSUMER DISCRETIONARY — (11.8%)
*	1-800-Flowers.com, Inc., Class A	5,186	38,947

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Aaron’s Co., Inc.	4,332	$32,100
*	Abercrombie & Fitch Co., Class A	10,546	641,408
	Academy Sports & Outdoors, Inc.	9,579	429,522
#	Acushnet Holdings Corp.	10,245	522,085
*	Adient PLC	12,760	429,884
	ADT, Inc.	31,062	175,811
*	Adtalem Global Education, Inc.	9,323	482,931
#	Advance Auto Parts, Inc.	7,564	393,555
*	Amazon.com, Inc.	245,459	32,668,138
*	American Axle & Manufacturing Holdings, Inc.	18,883	127,460
	American Eagle Outfitters, Inc.	27,268	476,372
#*	America’s Car-Mart, Inc.	1,100	73,678
*	Aptiv PLC	13,117	1,143,802
	Aramark	25,829	695,575
	Ark Restaurants Corp.	120	1,843
#	Arko Corp.	20,286	153,159
*	Asbury Automotive Group, Inc.	3,077	588,845
	Autoliv, Inc.	13,399	1,228,018
*	AutoNation, Inc.	9,748	1,268,020
*	AutoZone, Inc.	251	621,760
*	Barnes & Noble Education, Inc.	189	193
	Bassett Furniture Industries, Inc.	1,200	18,468
	Bath & Body Works, Inc.	5,861	173,779
*	Beazer Homes USA, Inc.	4,142	100,195
	Best Buy Co., Inc.	24,808	1,657,671
	Bloomin’ Brands, Inc.	15,290	356,869
*	Booking Holdings, Inc.	1,537	4,287,554
*	Boot Barn Holdings, Inc.	4,393	305,313
	BorgWarner, Inc.	28,072	1,035,857
*	Bright Horizons Family Solutions, Inc.	7,018	519,753
*	Brinker International, Inc.	4,855	164,682
	Brunswick Corp.	11,366	789,596
	Buckle, Inc.	9,102	307,375
	Build-A-Bear Workshop, Inc.	2,800	69,440
*	Burlington Stores, Inc.	3,104	375,677
	Caleres, Inc.	5,590	142,992
#	Camping World Holdings, Inc., Class A	5,873	98,373
*	Capri Holdings Ltd.	18,609	952,409
*	CarMax, Inc.	10,908	666,370
#*	Carnival Corp.	42,176	483,337
	Carriage Services, Inc.	2,352	50,803
*	Carrols Restaurant Group, Inc.	7,099	40,819
	Carter’s, Inc.	6,367	427,608
	Cato Corp., Class A	3,700	26,381
*	Cavco Industries, Inc.	1,219	304,153
	Century Communities, Inc.	5,591	343,846
#	Cheesecake Factory, Inc.	8,689	269,967
*	Chegg, Inc.	3,186	23,991
*	Chico’s FAS, Inc.	23,800	178,024
*	Chipotle Mexican Grill, Inc.	913	1,773,229
#	Choice Hotels International, Inc.	5,184	572,832
#*	Citi Trends, Inc.	1,812	43,669
#	Columbia Sportswear Co.	7,858	579,920
*	Conn’s, Inc.	4,758	14,036
*	Container Store Group, Inc.	6,390	11,822
*	Coursera, Inc.	13,792	239,153
#	Cracker Barrel Old Country Store, Inc.	2,569	170,479
	Crown Crafts, Inc.	1,422	5,987
	Dana, Inc.	41,557	477,074

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Darden Restaurants, Inc.	9,426	$1,371,766
*	Dave & Buster’s Entertainment, Inc.	6,663	232,805
*	Deckers Outdoor Corp.	2,840	1,695,650
*	Denny’s Corp.	5,995	51,677
	Designer Brands, Inc., Class A	8,359	84,509
#*	Destination XL Group, Inc.	4,848	20,168
#	Dick’s Sporting Goods, Inc.	9,757	1,043,511
#	Dillard’s, Inc., Class A	2,000	620,900
#	Dine Brands Global, Inc.	1,571	77,435
	Domino’s Pizza, Inc.	1,402	475,264
*	DoorDash, Inc., Class A	15,270	1,144,486
*	Dorman Products, Inc.	4,567	283,976
	DR Horton, Inc.	32,484	3,391,330
	eBay, Inc.	37,899	1,486,778
*	El Pollo Loco Holdings, Inc.	4,262	35,588
#*	Envela Corp.	5,655	22,168
	Escalade, Inc.	1,450	24,708
	Ethan Allen Interiors, Inc.	4,083	107,220
*	Etsy, Inc.	7,486	466,378
*	Expedia Group, Inc.	8,327	793,480
#*	Figs, Inc., Class A	16,422	90,485
#*	First Watch Restaurant Group, Inc.	5,498	91,872
#*	Five Below, Inc.	4,817	838,062
	Flexsteel Industries, Inc.	1,153	22,264
#*	Floor & Decor Holdings, Inc., Class A	7,337	604,569
#	Foot Locker, Inc.	10,819	227,091
	Ford Motor Co.	142,885	1,393,129
*	Fox Factory Holding Corp.	3,696	301,113
*	Frontdoor, Inc.	9,721	281,229
#*	Funko, Inc., Class A	576	4,441
#*	GameStop Corp., Class A	11,252	154,940
	Gap, Inc.	45,039	576,499
	Garmin Ltd.	9,577	981,930
*	Garrett Motion, Inc.	2,775	19,591
	General Motors Co.	59,855	1,687,911
*	Genesco, Inc.	3,112	85,300
	Gentex Corp.	32,760	939,557
*	Gentherm, Inc.	4,760	191,447
	Genuine Parts Co.	12,964	1,670,541
*	G-III Apparel Group Ltd.	11,828	302,205
*	Good Times Restaurants, Inc.	4,704	12,560
*	Goodyear Tire & Rubber Co.	44,053	524,231
*	GoPro, Inc., Class A	18,677	46,879
	Graham Holdings Co., Class B	645	373,274
*	Grand Canyon Education, Inc.	6,048	715,660
*	Green Brick Partners, Inc.	5,861	226,821
	Group 1 Automotive, Inc.	3,118	786,765
	Guess?, Inc.	9,401	202,121
#	H&R Block, Inc.	18,512	759,918
	Hamilton Beach Brands Holding Co., Class A	1,000	12,320
	Hanesbrands, Inc.	11,328	47,464
	Harley-Davidson, Inc.	21,805	585,464
#	Hasbro, Inc.	10,585	477,913
	Haverty Furniture Cos., Inc.	3,679	95,838
#*	Helen of Troy Ltd.	3,202	314,821
	Hibbett, Inc.	2,831	130,424
#*	Hilton Grand Vacations, Inc.	5,283	189,924
	Hilton Worldwide Holdings, Inc.	5,579	845,386
	Home Depot, Inc.	28,740	8,181,991

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hooker Furnishings Corp.	1,478	$24,712
#	Hyatt Hotels Corp., Class A	3,805	389,784
	Installed Building Products, Inc.	4,932	550,756
*	iRobot Corp.	1,136	37,408
	Jack in the Box, Inc.	1,903	120,232
	Jerash Holdings U.S., Inc.	1,557	4,873
	Johnson Outdoors, Inc., Class A	1,404	66,760
	KB Home	13,011	575,086
#	Kohl’s Corp.	2,100	47,355
#	Kontoor Brands, Inc.	7,419	344,613
#	Krispy Kreme, Inc.	12,450	160,978
#*	Kura Sushi USA, Inc., Class A	452	25,827
	Lakeland Industries, Inc.	1,000	14,610
*	Latham Group, Inc.	5,100	11,679
	Laureate Education, Inc.	25,916	366,452
	La-Z-Boy, Inc.	7,281	212,896
#	LCI Industries	3,843	416,927
	Lear Corp.	7,499	973,070
*	Legacy Housing Corp.	2,318	42,906
	Leggett & Platt, Inc.	17,506	410,166
	Lennar Corp., Class A	18,892	2,015,399
#	Lennar Corp., Class B	1,637	161,425
#	Levi Strauss & Co., Class A	5,853	80,011
*	LGI Homes, Inc.	5,999	566,965
*	Life Time Group Holdings, Inc.	19,907	235,301
*	Lincoln Educational Services Corp.	3,900	33,345
	Lithia Motors, Inc.	3,977	963,269
*	Live Ventures, Inc.	401	11,104
	LKQ Corp.	14,452	634,732
	Lowe’s Cos., Inc.	7,518	1,432,705
*	Lululemon Athletica, Inc.	4,613	1,815,123
*	M/I Homes, Inc.	696	57,121
#	Macy’s, Inc.	57,380	698,888
*	Malibu Boats, Inc., Class A	4,121	179,758
	Marine Products Corp.	5,029	48,982
*	MarineMax, Inc.	3,867	105,878
	Marriott International, Inc., Class A	10,789	2,034,374
	Marriott Vacations Worldwide Corp.	5,421	487,131
*	MasterCraft Boat Holdings, Inc.	2,329	47,605
*	Mattel, Inc.	39,792	759,231
	McDonald’s Corp.	9,488	2,487,469
	MDC Holdings, Inc.	11,761	446,330
	Meritage Homes Corp.	5,126	584,467
*	Modine Manufacturing Co.	7,286	287,797
*	Mohawk Industries, Inc.	6,752	542,726
	Monro, Inc.	5,228	129,759
*	Motorcar Parts of America, Inc.	2,723	19,660
	Movado Group, Inc.	2,400	66,864
	Murphy USA, Inc.	3,769	1,366,979
	Nathan’s Famous, Inc.	600	39,276
*	National Vision Holdings, Inc.	2,504	38,912
	NIKE, Inc., Class B	40,070	4,117,994
#	Nordstrom, Inc.	16,105	225,148
*	NVR, Inc.	340	1,840,291
*	ODP Corp.	8,195	368,119
*	Ollie’s Bargain Outlet Holdings, Inc.	7,765	599,769
*	OneSpaWorld Holdings Ltd.	11,891	124,618
*	O’Reilly Automotive, Inc.	937	871,822
	Oxford Industries, Inc.	2,746	231,762

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Papa John’s International, Inc.	3,244	$210,925
	Patrick Industries, Inc.	3,766	283,015
	Penske Automotive Group, Inc.	9,878	1,413,344
	Perdoceo Education Corp.	10,364	187,485
	PetMed Express, Inc.	3,666	25,259
	Phinia, Inc.	5,614	145,290
*	Planet Fitness, Inc., Class A	5,527	305,477
*	Playa Hotels & Resorts NV	28,625	206,959
	Polaris, Inc.	8,800	760,496
#	Pool Corp.	2,678	845,632
	PulteGroup, Inc.	31,502	2,318,232
	PVH Corp.	9,738	724,020
#	Ralph Lauren Corp.	5,141	578,517
#*	RH	2,772	604,185
#*	Rivian Automotive, Inc., Class A	133	2,157
	Rocky Brands, Inc.	402	4,937
	Ross Stores, Inc.	13,875	1,609,084
*	Royal Caribbean Cruises Ltd.	2,221	188,185
*	Sally Beauty Holdings, Inc.	2,185	18,572
*	SeaWorld Entertainment, Inc.	7,087	305,308
	Service Corp. International	23,706	1,290,081
*	Shake Shack, Inc., Class A	3,578	200,511
#	Shoe Carnival, Inc.	4,460	102,045
#	Signet Jewelers Ltd.	8,025	560,386
#*	Six Flags Entertainment Corp.	8,881	176,732
*	Skechers USA, Inc., Class A	15,605	752,473
*	Skyline Champion Corp.	7,662	449,223
*	Sleep Number Corp.	1,758	28,603
*	Solo Brands, Inc., Class A	5,272	20,297
	Sonic Automotive, Inc., Class A	4,084	195,419
*	Sonos, Inc.	6,642	71,601
#*	Sportsman’s Warehouse Holdings, Inc.	2,963	15,082
	Standard Motor Products, Inc.	3,872	135,249
	Starbucks Corp.	13,795	1,272,451
	Steven Madden Ltd.	10,477	343,541
*	Stoneridge, Inc.	5,645	91,844
	Strategic Education, Inc.	6,373	524,562
*	Stride, Inc.	7,870	432,693
	Superior Group of Cos., Inc.	1,686	13,488
*	Sweetgreen, Inc., Class A	10,553	109,012
*	Sypris Solutions, Inc.	4,022	7,481
	Tapestry, Inc.	37,120	1,023,027
*	Taylor Morrison Home Corp.	19,866	761,265
	Tempur Sealy International, Inc.	20,657	824,834
*	Tesla, Inc.	33,825	6,793,413
	Texas Roadhouse, Inc.	9,493	963,919
#	Thor Industries, Inc.	6,532	574,359
*	Tilly’s, Inc., Class A	1,998	16,184
	TJX Cos., Inc.	46,971	4,136,736
	Toll Brothers, Inc.	12,854	908,906
*	TopBuild Corp.	4,648	1,063,276
*	Topgolf Callaway Brands Corp.	34,797	425,219
#	Tractor Supply Co.	8,651	1,665,837
	Travel & Leisure Co.	8,926	303,752
*	Tri Pointe Homes, Inc.	18,514	463,961
*	Ulta Beauty, Inc.	3,770	1,437,539
*	Under Armour, Inc., Class A	1,600	10,960
*	Under Armour, Inc., Class C	34,811	223,835
*	Unifi, Inc.	2,302	15,469

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Universal Electronics, Inc.	2,569	$20,167
	Upbound Group, Inc.	8,566	223,230
*	Urban Outfitters, Inc.	15,120	523,454
	Vail Resorts, Inc.	4,660	989,085
	Valvoline, Inc.	18,186	539,579
*	Victoria’s Secret & Co.	1,953	34,920
*	Visteon Corp.	3,795	436,918
*	VOXX International Corp.	2,097	19,229
*	Warby Parker, Inc., Class A	8,501	110,343
	Wendy’s Co.	29,829	567,348
	Weyco Group, Inc.	1,047	30,279
#	Whirlpool Corp.	5,342	558,560
#	Williams-Sonoma, Inc.	9,135	1,372,442
#	Wingstop, Inc.	2,860	522,722
	Winmark Corp.	400	161,328
	Winnebago Industries, Inc.	5,225	302,789
	Wolverine World Wide, Inc.	5,304	42,697
	Wyndham Hotels & Resorts, Inc.	11,951	865,252
*	XPEL, Inc.	2,485	115,055
#*	YETI Holdings, Inc.	9,127	388,080
	Yum! Brands, Inc.	10,390	1,255,735
*	Zumiez, Inc.	4,107	67,478

TOTAL CONSUMER DISCRETIONARY			178,520,589

CONSUMER STAPLES — (5.4%)
	Albertsons Cos., Inc., Class A	42,004	911,487
	Alico, Inc.	1,900	46,436
	Andersons, Inc.	5,770	289,250
	Archer-Daniels-Midland Co.	21,451	1,535,248
	B&G Foods, Inc.	2,400	19,368
*	BellRing Brands, Inc.	15,500	677,815
*	BJ’s Wholesale Club Holdings, Inc.	16,436	1,119,620
	Bunge Ltd.	15,306	1,622,130
	Calavo Growers, Inc.	2,336	59,194
	Cal-Maine Foods, Inc.	6,197	280,786
	Campbell Soup Co.	23,951	967,860
	Casey’s General Stores, Inc.	5,347	1,453,903
*	Central Garden & Pet Co.	1,889	82,417
*	Central Garden & Pet Co., Class A	8,180	324,664
#*	Chefs’ Warehouse, Inc.	5,711	108,680
	Clorox Co.	7,069	832,021
	Coca-Cola Co.	139,027	7,853,635
	Coca-Cola Consolidated, Inc.	1,454	925,340
	Colgate-Palmolive Co.	9,824	737,979
	Conagra Brands, Inc.	27,493	752,208
	Costco Wholesale Corp.	12,609	6,965,716
*	Coty, Inc., Class A	61,175	573,210
*	Darling Ingredients, Inc.	13,780	610,316
	Dollar General Corp.	12,709	1,512,879
*	Dollar Tree, Inc.	12,107	1,344,967
	Edgewell Personal Care Co.	9,078	316,822
*	elf Beauty, Inc.	7,804	722,885
#	Energizer Holdings, Inc.	8,442	266,598
	Estee Lauder Cos., Inc., Class A	301	38,790
	Flowers Foods, Inc.	27,084	593,952
	Fresh Del Monte Produce, Inc.	9,104	227,600
*	Fresh Market, Inc.	3,200	0
#*	Freshpet, Inc.	4,593	263,638
	General Mills, Inc.	24,758	1,615,212

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Grocery Outlet Holding Corp.	12,055	$333,562
*	Hain Celestial Group, Inc.	15,571	172,060
#*	Herbalife Ltd.	7,558	107,702
	Hormel Foods Corp.	23,828	775,601
*	Hostess Brands, Inc.	20,902	698,127
	Ingles Markets, Inc., Class A	2,804	224,937
	Ingredion, Inc.	8,097	757,717
	Inter Parfums, Inc.	4,043	513,906
	J & J Snack Foods Corp.	2,427	380,092
	J M Smucker Co.	7,664	872,470
	John B Sanfilippo & Son, Inc.	1,772	181,205
	Kellanova	25,926	1,308,485
	Kenvue, Inc.	51,200	952,320
	Keurig Dr Pepper, Inc.	20,925	634,655
	Kimberly-Clark Corp.	12,191	1,458,531
	Kraft Heinz Co.	23,346	734,465
	Kroger Co.	79,338	3,599,565
	Lamb Weston Holdings, Inc.	9,246	830,291
	Lancaster Colony Corp.	3,245	548,957
	Lifevantage Corp.	1,400	10,514
*	Lifeway Foods, Inc.	2,012	21,468
	Limoneira Co.	1,403	20,049
	McCormick & Co., Inc.	11,409	729,035
	McCormick & Co., Inc.	180	11,565
	Medifast, Inc.	1,536	106,230
*	Monster Beverage Corp.	10,435	533,229
*	National Beverage Corp.	8,165	378,693
*	Natural Alternatives International, Inc.	920	5,566
	Natural Grocers by Vitamin Cottage, Inc., Class C	2,161	27,164
*	Nature’s Sunshine Products, Inc.	1,300	23,270
	Nu Skin Enterprises, Inc., Class A	5,215	99,033
	Oil-Dri Corp. of America	877	50,235
	PepsiCo, Inc.	61,706	10,075,356
*	Pilgrim’s Pride Corp.	13,041	332,546
*	Post Holdings, Inc.	9,291	745,881
	PriceSmart, Inc.	4,237	264,770
	Reynolds Consumer Products, Inc.	12,124	308,313
	Seaboard Corp.	132	462,917
*	Seneca Foods Corp., Class A	1,000	54,650
*»	Seneca Foods Corp., Class B	301	16,284
*	Simply Good Foods Co.	14,479	539,922
#*	Sovos Brands, Inc.	10,583	229,757
	SpartanNash Co.	5,706	128,328
	Spectrum Brands Holdings, Inc.	8,871	668,164
*	Sprouts Farmers Market, Inc.	18,120	761,402
	Sysco Corp.	25,430	1,690,841
	Target Corp.	23,431	2,595,920
	Tootsie Roll Industries, Inc.	3,732	116,103
*	TreeHouse Foods, Inc.	9,400	391,886
	Tyson Foods, Inc., Class A	16,052	744,010
*	U.S. Foods Holding Corp.	25,461	991,451
*	United Natural Foods, Inc.	4,661	67,957
	United-Guardian, Inc.	3,800	22,610
*	USANA Health Sciences, Inc.	2,497	113,738
#	Utz Brands, Inc.	7,089	86,415
	Village Super Market, Inc., Class A	770	18,842
*	Vital Farms, Inc.	1,229	13,593
#	Walgreens Boots Alliance, Inc.	15,622	329,312
	Walmart, Inc.	40,579	6,631,014

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	WD-40 Co.	1,807	$382,000
	Weis Markets, Inc.	4,404	286,700
*	WK Kellogg Co.	6,481	64,940

TOTAL CONSUMER STAPLES			81,888,947

ENERGY — (3.4%)
	Adams Resources & Energy, Inc.	99	3,152
	Archrock, Inc.	27,974	354,431
	Baker Hughes Co.	55,192	1,899,709
*	Bristow Group, Inc.	4,047	105,789
	Cactus, Inc., Class A	5,509	258,592
#*	Centrus Energy Corp., Class A	1,247	66,178
	ChampionX Corp.	32,410	998,228
	Cheniere Energy, Inc.	14,519	2,416,252
#	Chord Energy Corp.	1,737	287,161
*	Clean Energy Fuels Corp.	31,215	108,940
#	Core Laboratories, Inc.	4,348	93,134
	CVR Energy, Inc.	14,653	479,886
	Delek U.S. Holdings, Inc.	11,114	292,854
	DHT Holdings, Inc.	30,018	333,800
*	DMC Global, Inc.	2,624	49,725
	Dorian LPG Ltd.	892	28,517
*	Dril-Quip, Inc.	5,997	129,895
#	EnLink Midstream LLC	65,505	805,056
	Epsilon Energy Ltd.	14,303	81,670
	Equitrans Midstream Corp.	2,019	17,909
#	Evolution Petroleum Corp.	4,751	30,549
	Excelerate Energy, Inc., Class A	1,140	16,211
*	Expro Group Holdings NV	10,374	163,390
*	Green Plains, Inc.	9,301	273,263
*	Gulf Island Fabrication, Inc.	11,379	44,833
	Halliburton Co.	79,130	3,112,974
*	Helix Energy Solutions Group, Inc.	26,227	257,025
	Helmerich & Payne, Inc.	17,160	679,021
	HF Sinclair Corp.	30,030	1,663,061
	Kinder Morgan, Inc.	115,916	1,877,839
	Liberty Energy, Inc.	28,911	569,547
	Marathon Petroleum Corp.	33,181	5,018,626
	Matador Resources Co.	14,072	868,102
	Mexco Energy Corp.	1,500	19,138
#*	Nabors Industries Ltd.	1,480	144,507
*	Natural Gas Services Group, Inc.	200	2,936
#	New Fortress Energy, Inc.	2,455	74,386
*	Newpark Resources, Inc.	5,878	40,676
	Noble Corp. PLC	3,613	168,691
#	Nordic American Tankers Ltd.	42,028	192,909
	NOV, Inc.	44,272	883,669
	Occidental Petroleum Corp.	53,303	3,294,658
*	Oceaneering International, Inc.	27,344	601,295
*	Oil States International, Inc.	9,683	70,299
	ONEOK, Inc.	38,245	2,493,574
*	Overseas Shipholding Group, Inc., Class A	7,143	34,929
#*	Par Pacific Holdings, Inc.	8,988	294,986
	Patterson-UTI Energy, Inc.	57,237	726,910
	PBF Energy, Inc., Class A	18,019	856,443
#	Permian Resources Corp.	19,726	287,408
	Phillips 66	20,069	2,289,271
	PHX Minerals, Inc.	8,160	28,234
*	ProPetro Holding Corp.	28,107	294,561

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	REX American Resources Corp.	2,655	$100,917
#	RPC, Inc.	28,574	237,736
	Schlumberger NV	58,966	3,282,048
	Select Water Solutions, Inc., Class A	15,838	117,835
#	Sitio Royalties Corp., Class A	8,301	205,201
	Solaris Oilfield Infrastructure, Inc., Class A	4,135	38,207
	Targa Resources Corp.	22,681	1,896,358
	TechnipFMC PLC	63,942	1,376,032
*	TETRA Technologies, Inc.	21,597	102,370
	Texas Pacific Land Corp.	477	880,518
*	Tidewater, Inc.	6,607	451,588
*	Transocean Ltd.	112,226	742,936
*	U.S. Silica Holdings, Inc.	12,097	146,011
*	Valaris Ltd.	8,726	576,265
	Valero Energy Corp.	27,724	3,520,948
	Vitesse Energy, Inc.	2,865	67,872
*	Weatherford International PLC	6,899	642,228
	Williams Cos., Inc.	32,638	1,122,747
	World Kinect Corp.	10,379	192,011

TOTAL ENERGY			51,884,627

FINANCIALS — (16.5%)
	1st Source Corp.	4,346	198,265
#*	Acacia Research Corp.	3,887	13,954
	ACNB Corp.	303	10,426
	Affiliated Managers Group, Inc.	5,675	696,663
#*	Affirm Holdings, Inc.	26,764	471,314
	Aflac, Inc.	23,560	1,840,272
	Alerus Financial Corp.	869	15,042
	Allstate Corp.	16,059	2,057,640
	Ally Financial, Inc.	35,484	858,358
	Amalgamated Financial Corp.	2,350	42,864
#	A-Mark Precious Metals, Inc.	3,926	106,316
*	Ambac Financial Group, Inc.	6,979	84,655
	Amerant Bancorp, Inc.	2,594	47,289
*	American Equity Investment Life Holding Co.	15,947	844,553
	American Express Co.	32,460	4,740,134
	American Financial Group, Inc.	9,291	1,016,064
	American International Group, Inc.	31,687	1,942,730
	American National Bankshares, Inc.	1,300	49,608
	Ameriprise Financial, Inc.	8,873	2,791,180
	Ameris Bancorp.	11,297	421,378
	AMERISAFE, Inc.	2,385	121,563
	AmeriServ Financial, Inc.	300	765
#	Ames National Corp.	500	8,460
	Aon PLC, Class A	5,340	1,652,196
	Apollo Global Management, Inc.	6,579	509,478
*	Arch Capital Group Ltd.	21,896	1,897,945
	Ares Management Corp., Class A	3,884	382,924
	Argo Group International Holdings Ltd.	5,421	161,763
#	Arrow Financial Corp.	2,582	55,022
	Arthur J Gallagher & Co.	5,871	1,382,562
	Artisan Partners Asset Management, Inc., Class A	9,113	300,729
*	AssetMark Financial Holdings, Inc.	5,482	131,075
	Associated Banc-Corp	24,485	396,902
	Assurant, Inc.	5,558	827,586
	Assured Guaranty Ltd.	12,032	750,797
	Atlantic Union Bankshares Corp.	21,608	622,526
*	Atlanticus Holdings Corp.	1,700	49,742

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	AvidXchange Holdings, Inc.	19,523	$168,679
	Axis Capital Holdings Ltd.	14,024	800,770
#*	Axos Financial, Inc.	10,344	372,694
#	B Riley Financial, Inc.	2,071	74,991
#	Banc of California, Inc.	11,134	124,812
	BancFirst Corp.	5,329	432,235
*	Bancorp, Inc.	11,054	394,075
	Bank of America Corp.	191,203	5,036,287
#	Bank of Hawaii Corp.	6,432	317,676
	Bank of Marin Bancorp.	2,687	45,142
	Bank of New York Mellon Corp.	36,454	1,549,295
	Bank of NT Butterfield & Son Ltd.	8,767	221,454
	Bank OZK	18,352	657,185
	Bank7 Corp.	1,736	36,352
	BankFinancial Corp.	2,924	24,562
	BankUnited, Inc.	11,928	260,150
	Bankwell Financial Group, Inc.	700	17,129
	Banner Corp.	5,895	248,828
	Bar Harbor Bankshares	1,390	34,778
	BayCom Corp.	742	14,692
	BCB Bancorp, Inc.	2,723	27,992
	Berkshire Hills Bancorp, Inc.	7,333	143,800
	BGC Group, Inc., Class A	49,135	288,422
	BlackRock, Inc.	3,651	2,235,434
	Blackstone, Inc.	2,889	266,799
*	Block, Inc.	1,495	60,174
#*	Blue Foundry Bancorp.	2,607	19,683
	BOK Financial Corp.	7,145	468,140
	Bread Financial Holdings, Inc.	7,310	197,589
*	Bridgewater Bancshares, Inc.	3,552	34,206
*	Brighthouse Financial, Inc.	13,022	589,897
	Brightsphere Investment Group, Inc.	5,920	92,707
	Brookline Bancorp, Inc.	16,311	132,772
	Brown & Brown, Inc.	14,333	994,997
#*	BRP Group, Inc., Class A	3,158	66,097
	Business First Bancshares, Inc.	2,624	51,273
	Byline Bancorp, Inc.	5,176	98,189
	C&F Financial Corp.	500	26,330
	Cadence Bank	25,145	532,571
	Cambridge Bancorp.	1,106	59,403
	Camden National Corp.	3,149	91,825
*	Cannae Holdings, Inc.	13,034	213,106
*	Cantaloupe, Inc.	8,673	57,068
	Capital Bancorp, Inc.	758	15,494
	Capital City Bank Group, Inc.	2,300	65,711
	Capital One Financial Corp.	22,316	2,260,388
	Capitol Federal Financial, Inc.	18,325	95,290
	Capstar Financial Holdings, Inc.	2,712	41,168
	Carlyle Group, Inc.	970	26,714
*	Carter Bankshares, Inc.	867	9,762
	Cass Information Systems, Inc.	1,795	67,869
	Cathay General Bancorp.	11,277	382,403
	Cboe Global Markets, Inc.	6,285	1,030,049
	Central Pacific Financial Corp.	4,075	64,303
	Central Valley Community Bancorp.	1,231	19,413
#	CF Bankshares, Inc.	840	12,810
	Charles Schwab Corp.	49,371	2,569,267
	Chemung Financial Corp.	400	16,512
	Chubb Ltd.	11,212	2,406,319

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Cincinnati Financial Corp.	8,325	$829,753
	Citigroup, Inc.	52,836	2,086,494
	Citizens & Northern Corp.	1,891	34,227
	Citizens Community Bancorp, Inc.	816	7,197
	Citizens Financial Group, Inc.	26,665	624,761
#	Citizens Holding Co.	160	1,602
#*	Citizens, Inc.	3,580	10,704
#	City Holding Co.	2,529	229,583
	Civista Bancshares, Inc.	1,487	21,680
	CME Group, Inc.	6,383	1,362,515
	CNA Financial Corp.	4,431	179,012
	CNB Financial Corp.	2,238	40,687
	CNO Financial Group, Inc.	2,154	49,930
*	Coastal Financial Corp.	1,694	62,966
	Codorus Valley Bancorp, Inc.	633	12,419
#	Cohen & Steers, Inc.	6,215	324,672
*	Coinbase Global, Inc., Class A	1,360	104,883
	Colony Bankcorp, Inc.	838	8,338
	Columbia Banking System, Inc.	35,325	694,843
#*	Columbia Financial, Inc.	16,862	271,478
	Comerica, Inc.	13,460	530,324
	Commerce Bancshares, Inc.	14,099	618,382
#	Community Bank System, Inc.	8,896	355,395
	Community Trust Bancorp, Inc.	2,916	109,525
	Community West Bancshares	700	8,827
	ConnectOne Bancorp, Inc.	7,521	122,517
*	Consumer Portfolio Services, Inc.	4,008	37,074
	Crawford & Co., Class A	2,549	23,323
	Crawford & Co., Class B	3,450	28,186
#*	Credit Acceptance Corp.	2,294	923,174
*	CrossFirst Bankshares, Inc.	2,901	30,693
	Cullen/Frost Bankers, Inc.	6,459	587,704
*	Customers Bancorp, Inc.	5,789	232,776
#	CVB Financial Corp.	23,736	370,756
	Diamond Hill Investment Group, Inc.	720	113,112
	Dime Community Bancshares, Inc.	7,879	144,895
	Discover Financial Services	24,972	2,049,702
	Donegal Group, Inc., Class A	3,167	44,718
*	Donnelley Financial Solutions, Inc.	5,910	321,681
	Eagle Bancorp Montana, Inc.	758	8,861
	Eagle Bancorp, Inc.	4,203	81,874
	East West Bancorp, Inc.	16,498	884,623
	Eastern Bankshares, Inc.	23,994	264,174
	Employers Holdings, Inc.	4,714	179,132
	Enact Holdings, Inc.	727	20,036
*	Encore Capital Group, Inc.	7,140	269,035
*	Enova International, Inc.	6,877	274,255
*	Enstar Group Ltd.	3,348	793,376
	Enterprise Bancorp, Inc.	1,259	33,124
	Enterprise Financial Services Corp.	6,138	213,418
	Equitable Holdings, Inc.	46,606	1,238,321
	Equity Bancshares, Inc., Class A	2,425	58,685
	Erie Indemnity Co., Class A	1,585	437,761
	Esquire Financial Holdings, Inc.	1,120	51,296
	ESSA Bancorp, Inc.	1,600	26,640
	Essent Group Ltd.	16,067	759,005
*	Euronet Worldwide, Inc.	5,482	421,237
	Evans Bancorp, Inc.	622	15,376
	Evercore, Inc., Class A	5,709	743,198

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Everest Group Ltd.	2,587	$1,023,469
	EVERTEC, Inc.	11,376	361,529
#*	EZCORP, Inc., Class A	8,301	68,068
#	F&G Annuities & Life, Inc.	2,409	73,932
	FactSet Research Systems, Inc.	1,767	763,150
#	Farmers & Merchants Bancorp, Inc.	978	17,037
	Farmers National Banc Corp.	4,026	45,454
	FB Financial Corp.	8,032	235,900
	Federal Agricultural Mortgage Corp., Class C	1,582	235,022
	Federated Hermes, Inc.	15,549	492,903
	Fidelity National Financial, Inc.	32,722	1,279,103
	Fidelity National Information Services, Inc.	35,813	1,758,776
	Fifth Third Bancorp	41,404	981,689
	Financial Institutions, Inc.	2,921	46,269
	First American Financial Corp.	12,730	654,831
	First Bancorp	7,528	218,463
	First BanCorp	37,338	498,462
	First Bancorp, Inc.	1,481	34,700
	First Bancshares, Inc.	3,517	85,182
	First Bank	916	10,131
	First Busey Corp.	9,676	192,165
	First Business Financial Services, Inc.	989	30,362
	First Citizens BancShares, Inc., Class A	1,176	1,623,750
	First Commonwealth Financial Corp.	19,240	234,343
	First Community Bankshares, Inc.	3,590	117,213
	First Community Corp.	2,429	42,993
	First Financial Bancorp	29,417	544,214
	First Financial Bankshares, Inc.	15,209	365,776
	First Financial Corp.	2,421	83,307
	First Financial Northwest, Inc.	1,800	19,512
#	First Foundation, Inc.	5,470	24,834
	First Guaranty Bancshares, Inc.	1,579	16,579
	First Hawaiian, Inc.	21,301	381,927
	First Horizon Corp.	77,227	830,190
	First Internet Bancorp	637	10,428
	First Interstate BancSystem, Inc., Class A	13,679	315,575
	First Merchants Corp.	10,327	282,030
	First Mid Bancshares, Inc.	2,802	76,551
	First National Corp.	673	12,720
	First Northwest Bancorp	1,283	16,666
	First of Long Island Corp.	3,590	38,557
#	First Savings Financial Group, Inc.	516	7,637
	First U.S. Bancshares, Inc.	1,038	8,922
	First United Corp.	1,505	24,652
*	First Western Financial, Inc.	1,204	16,097
	FirstCash Holdings, Inc.	6,303	686,523
*	Fiserv, Inc.	16,352	1,860,040
*	FleetCor Technologies, Inc.	7,622	1,716,246
	Flushing Financial Corp.	5,263	64,945
*	Flywire Corp.	8,372	225,123
	FNB Corp.	72,414	774,106
	FNCB Bancorp, Inc.	1,605	9,052
#	Franklin Financial Services Corp.	385	12,320
	Franklin Resources, Inc.	25,298	576,541
	FS Bancorp, Inc.	850	24,539
	Fulton Financial Corp.	28,803	374,151
#*	FVCBankcorp, Inc.	1,089	11,892
*	Genworth Financial, Inc., Class A	61,800	370,182
	German American Bancorp, Inc.	5,088	139,055

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Glacier Bancorp, Inc.	14,177	$428,004
#	Glen Burnie Bancorp	200	1,062
	Global Payments, Inc.	13,817	1,467,642
	Globe Life, Inc.	11,950	1,390,502
	Goldman Sachs Group, Inc.	9,134	2,773,174
	Great Southern Bancorp, Inc.	2,505	124,549
*	Green Dot Corp., Class A	8,879	99,267
	Greene County Bancorp, Inc.	1,200	28,440
#	Greenhill & Co., Inc.	4,627	68,526
*	Greenlight Capital Re Ltd., Class A	1,513	16,870
	Guaranty Bancshares, Inc.	1,320	37,660
	Hamilton Lane, Inc., Class A	4,429	372,567
	Hancock Whitney Corp.	13,378	460,605
	Hanmi Financial Corp.	7,821	114,812
	Hanover Insurance Group, Inc.	5,119	599,998
	HarborOne Bancorp, Inc.	7,463	73,436
	Hartford Financial Services Group, Inc.	30,878	2,267,989
#	Hawthorn Bancshares, Inc.	933	16,281
	HBT Financial, Inc.	1,046	18,828
#	HCI Group, Inc.	1,645	97,006
	Heartland Financial USA, Inc.	5,901	161,687
#	Hennessy Advisors, Inc.	90	594
	Heritage Commerce Corp.	8,432	68,974
	Heritage Financial Corp.	5,691	92,593
*	Heritage Global, Inc.	5,352	16,538
	Hilltop Holdings, Inc.	12,037	332,462
#	Hingham Institution For Savings The	290	43,088
	HMN Financial, Inc.	237	4,313
	Home Bancorp, Inc.	1,154	39,548
	Home BancShares, Inc.	28,230	577,303
#	Home Federal Bancorp, Inc. of Louisiana	261	3,208
	HomeStreet, Inc.	4,364	21,078
	HomeTrust Bancshares, Inc.	3,038	62,613
	Hope Bancorp, Inc.	30,558	267,688
	Horace Mann Educators Corp.	8,332	264,374
	Horizon Bancorp, Inc.	6,336	60,129
	Houlihan Lokey, Inc.	6,426	645,942
	Huntington Bancshares, Inc.	87,517	844,539
*	I3 Verticals, Inc., Class A	2,726	51,112
	Independent Bank Corp.	7,768	379,078
	Independent Bank Corp.	4,359	86,962
	Independent Bank Group, Inc.	7,108	251,268
	Interactive Brokers Group, Inc., Class A	2,320	185,762
	Intercontinental Exchange, Inc.	11,802	1,268,007
	International Bancshares Corp.	10,585	463,941
*	International Money Express, Inc.	7,334	117,051
	Invesco Ltd.	33,372	432,835
	Investors Title Co.	166	23,872
	Jack Henry & Associates, Inc.	7,542	1,063,347
	Jackson Financial, Inc., Class A	4,910	180,246
	James River Group Holdings Ltd.	4,799	65,986
	Janus Henderson Group PLC	21,256	490,376
	Jefferies Financial Group, Inc.	24,349	783,551
	JPMorgan Chase & Co.	112,899	15,699,735
	Kearny Financial Corp.	12,045	83,592
	Kemper Corp.	9,402	374,952
	Kentucky First Federal Bancorp	27	120
	KeyCorp	61,874	632,352
	Kinsale Capital Group, Inc.	1,819	607,382

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	KKR & Co., Inc.	15,755	$872,827
	Lake Shore Bancorp, Inc.	170	1,663
	Lakeland Bancorp, Inc.	7,976	89,969
#	Lakeland Financial Corp.	4,557	224,432
	Landmark Bancorp, Inc.	661	11,032
	LCNB Corp.	700	9,793
*	LendingClub Corp.	14,278	74,103
	Lincoln National Corp.	17,273	376,033
	Live Oak Bancshares, Inc.	7,042	203,162
	Loews Corp.	14,070	900,621
	LPL Financial Holdings, Inc.	9,125	2,048,745
	Luther Burbank Corp.	5,459	44,436
	M&T Bank Corp.	9,279	1,046,207
	Macatawa Bank Corp.	4,300	39,259
*	Maiden Holdings Ltd.	26,100	42,804
#	MainStreet Bancshares, Inc.	550	10,604
*	Markel Group, Inc.	744	1,094,067
	MarketAxess Holdings, Inc.	2,218	474,097
*	Marqeta, Inc., Class A	52,260	270,184
	Marsh & McLennan Cos., Inc.	21,206	4,021,718
	Mastercard, Inc., Class A	33,869	12,746,598
#*	MBIA, Inc.	10,125	69,660
	Mercantile Bank Corp.	2,926	96,382
	Merchants Bancorp	4,986	149,032
	Mercury General Corp.	7,944	245,311
	Meridian Corp.	2,200	22,000
	MetLife, Inc.	17,205	1,032,472
	Metrocity Bankshares, Inc.	1,782	35,711
*	Metropolitan Bank Holding Corp.	506	16,399
	MGIC Investment Corp.	47,115	793,417
	Mid Penn Bancorp, Inc.	1,037	19,765
	Middlefield Banc Corp.	507	12,928
	Midland States Bancorp, Inc.	3,115	67,969
	MidWestOne Financial Group, Inc.	1,517	30,219
#	Moelis & Co., Class A	8,005	333,328
	Moody’s Corp.	3,828	1,179,024
	Morgan Stanley	47,540	3,366,783
#	Morningstar, Inc.	3,286	832,147
*	Mr Cooper Group, Inc.	14,074	795,603
	MSCI, Inc.	1,349	636,121
	MVB Financial Corp.	1,500	29,475
	Nasdaq, Inc.	26,124	1,295,750
	National Bank Holdings Corp., Class A	7,228	225,369
#	National Bankshares, Inc.	518	12,173
	National Western Life Group, Inc., Class A	548	262,437
	Navient Corp.	26,284	418,178
	NBT Bancorp, Inc.	8,266	276,663
*	NCR Atleos Corp.	12,026	265,294
	Nelnet, Inc., Class A	4,287	363,580
*	NerdWallet, Inc., Class A	2,078	22,401
	New York Community Bancorp, Inc.	108,293	1,026,618
*	NI Holdings, Inc.	1,752	22,233
#*	Nicholas Financial, Inc.	801	3,765
#	Nicolet Bankshares, Inc.	1,796	130,785
*	NMI Holdings, Inc., Class A	9,763	267,018
	Northeast Bank	772	36,855
	Northern Trust Corp.	11,467	755,790
	Northfield Bancorp, Inc.	8,607	74,020
	Northrim BanCorp, Inc.	900	37,539

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Northwest Bancshares, Inc.	21,190	$220,800
#	Oak Valley Bancorp	1,680	41,916
	OceanFirst Financial Corp.	12,060	152,680
*	Ocwen Financial Corp.	1,900	45,676
	OFG Bancorp	9,654	285,951
	Old National Bancorp	39,986	547,808
	Old Republic International Corp.	33,486	916,847
	Old Second Bancorp, Inc.	4,090	55,460
	OneMain Holdings, Inc.	19,132	687,413
	OP Bancorp	1,874	15,835
*	Open Lending Corp., Class A	5,948	35,629
	Oppenheimer Holdings, Inc., Class A	2,756	96,653
*	OptimumBank Holdings, Inc.	2,800	8,848
	Origin Bancorp, Inc.	3,105	91,877
	Orrstown Financial Services, Inc.	909	19,189
*	Oscar Health, Inc., Class A	14,588	74,691
	Pacific Premier Bancorp, Inc.	15,519	294,861
	PacWest Bancorp	17,440	123,475
*	Palomar Holdings, Inc.	2,522	126,302
#	Park National Corp.	2,477	251,143
	Parke Bancorp, Inc.	1,446	24,351
	Pathward Financial, Inc.	5,963	270,064
*	Paymentus Holdings, Inc., Class A	1,781	25,931
*	Payoneer Global, Inc.	7,917	45,839
*	PayPal Holdings, Inc.	9,628	498,730
	PCB Bancorp	783	12,043
	Peapack-Gladstone Financial Corp.	2,762	64,548
#	Penns Woods Bancorp, Inc.	1,243	26,202
	PennyMac Financial Services, Inc.	6,402	430,214
	Peoples Bancorp of North Carolina, Inc.	800	18,000
	Peoples Bancorp, Inc.	4,234	116,774
	Peoples Financial Services Corp.	400	15,684
	Pinnacle Financial Partners, Inc.	9,851	614,308
	Piper Sandler Cos	2,600	363,610
#	PJT Partners, Inc., Class A	1,669	130,783
	Plumas Bancorp	618	21,105
	PNC Financial Services Group, Inc.	10,831	1,239,825
#*	Ponce Financial Group, Inc.	1,534	11,935
	Popular, Inc.	9,157	595,571
*	PRA Group, Inc.	7,470	91,956
	Preferred Bank	2,495	148,627
	Premier Financial Corp.	6,036	104,725
	Primerica, Inc.	6,170	1,179,457
	Primis Financial Corp.	3,254	30,457
#	Princeton Bancorp, Inc.	613	18,390
	Principal Financial Group, Inc.	20,523	1,388,997
	ProAssurance Corp.	4,000	68,000
*	PROG Holdings, Inc.	7,851	215,039
	Progressive Corp.	11,255	1,779,303
	Prosperity Bancshares, Inc.	9,903	540,110
*	Provident Bancorp, Inc.	1,022	9,913
	Provident Financial Holdings, Inc.	1,300	15,535
	Provident Financial Services, Inc.	12,942	181,835
	Prudential Financial, Inc.	21,111	1,930,390
	QCR Holdings, Inc.	2,265	107,474
	Radian Group, Inc.	23,625	598,657
	Raymond James Financial, Inc.	12,625	1,204,930
	RBB Bancorp	2,116	24,482
	Red River Bancshares, Inc.	800	37,184

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Regional Management Corp.	1,515	$37,663
	Regions Financial Corp.	66,871	971,636
	Reinsurance Group of America, Inc.	6,270	937,177
	RenaissanceRe Holdings Ltd.	4,050	889,339
	Renasant Corp.	10,906	265,997
*	Repay Holdings Corp.	4,541	27,201
	Republic Bancorp, Inc., Class A	3,438	151,925
*	Rhinebeck Bancorp, Inc.	1,100	7,018
	Richmond Mutual BanCorp, Inc.	807	7,917
	Riverview Bancorp, Inc.	100	535
	RLI Corp.	6,286	837,547
	S&P Global, Inc.	6,057	2,115,771
	S&T Bancorp, Inc.	7,189	185,189
	Safety Insurance Group, Inc.	2,330	175,146
	Sandy Spring Bancorp, Inc.	8,920	182,414
	SB Financial Group, Inc.	1,000	13,970
	Seacoast Banking Corp. of Florida	7,469	150,948
*	Security National Financial Corp., Class A	3,437	23,750
	SEI Investments Co.	15,022	806,081
	Selective Insurance Group, Inc.	8,832	919,500
#	ServisFirst Bancshares, Inc.	7,036	331,818
#*	Shift4 Payments, Inc., Class A	622	27,691
	Shore Bancshares, Inc.	2,792	28,646
	Sierra Bancorp	1,944	34,214
	Silvercrest Asset Management Group, Inc., Class A	800	14,200
	Simmons First National Corp., Class A	34,595	491,595
*	SiriusPoint Ltd.	4,320	42,552
	SLM Corp.	41,993	545,909
	SmartFinancial, Inc.	1,389	28,961
#	Sound Financial Bancorp, Inc.	600	22,020
	South Plains Financial, Inc.	760	20,383
*	Southern First Bancshares, Inc.	700	18,900
	Southern Missouri Bancorp, Inc.	1,213	49,066
#	Southside Bancshares, Inc.	5,693	152,003
	SouthState Corp.	9,575	632,907
	State Street Corp.	17,636	1,139,815
	Stellar Bancorp, Inc.	8,225	178,811
	StepStone Group, Inc., Class A	5,383	152,339
*	Sterling Bancorp, Inc.	3,844	21,296
	Stewart Information Services Corp.	3,962	173,021
	Stifel Financial Corp.	11,171	636,747
#	Stock Yards Bancorp, Inc.	4,151	162,346
*	StoneX Group, Inc.	3,467	330,474
	Summit Financial Group, Inc.	1,249	26,853
	Summit State Bank	441	5,623
#*	SWK Holdings Corp.	730	11,782
	Synchrony Financial	34,518	968,230
	Synovus Financial Corp.	16,274	424,263
	T Rowe Price Group, Inc.	11,607	1,050,433
	Territorial Bancorp, Inc.	1,300	10,036
*	Texas Capital Bancshares, Inc.	7,060	388,724
#	TFS Financial Corp.	20,144	238,908
	Timberland Bancorp, Inc.	500	14,095
	Tiptree, Inc.	5,339	80,672
	Tompkins Financial Corp.	2,533	126,853
	Towne Bank	12,538	300,160
	Tradeweb Markets, Inc., Class A	4,604	414,406
	Travelers Cos., Inc.	19,156	3,207,481
	TriCo Bancshares	5,850	189,247

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Triumph Financial, Inc.	3,989	$248,315
	Truist Financial Corp.	48,345	1,371,064
	TrustCo Bank Corp.	2,732	69,748
	Trustmark Corp.	10,221	205,544
	U.S. Bancorp	43,377	1,382,859
	UMB Financial Corp.	7,738	485,327
#	Union Bankshares, Inc.	320	8,637
	United Bancorp, Inc.	685	6,912
	United Bancshares, Inc.	436	7,530
	United Bankshares, Inc.	42,261	1,201,903
	United Community Banks, Inc.	15,410	340,407
	United Fire Group, Inc.	3,989	80,338
	United Security Bancshares	402	3,124
	Unity Bancorp, Inc.	471	11,332
	Universal Insurance Holdings, Inc.	4,600	72,036
	Univest Financial Corp.	4,401	73,321
	Unum Group	32,096	1,569,494
	Valley National Bancorp	63,969	497,679
	Value Line, Inc.	213	8,722
#*	Velocity Financial, Inc.	1,227	14,172
	Veritex Holdings, Inc.	6,076	104,629
	Victory Capital Holdings, Inc., Class A	3,797	111,860
	Virtu Financial, Inc., Class A	15,467	285,985
#	Virtus Investment Partners, Inc.	1,153	212,417
	Visa, Inc., Class A	60,057	14,119,401
	Voya Financial, Inc.	12,824	856,258
	W R Berkley Corp.	14,985	1,010,289
	WaFd, Inc.	11,219	276,885
#	Walker & Dunlop, Inc.	5,376	348,365
	Washington Trust Bancorp, Inc.	2,152	49,905
	Waterstone Financial, Inc.	4,026	43,481
	Webster Financial Corp.	18,016	684,068
	Wells Fargo & Co.	99,638	3,962,603
	WesBanco, Inc.	10,190	248,534
	West BanCorp, Inc.	1,799	29,558
	Westamerica BanCorp	4,137	195,432
	Western Alliance Bancorp	11,765	483,541
	Western New England Bancorp, Inc.	3,241	23,238
	Western Union Co.	39,439	445,266
	Westwood Holdings Group, Inc.	850	7,726
*	WEX, Inc.	4,644	773,133
	White Mountains Insurance Group Ltd.	520	743,990
	Willis Towers Watson PLC	5,910	1,394,110
	Wintrust Financial Corp.	8,704	650,102
#	WisdomTree, Inc.	11,022	68,336
#*	World Acceptance Corp.	1,196	117,950
	WSFS Financial Corp.	9,479	335,557
	Zions Bancorp NA	19,016	586,644

TOTAL FINANCIALS			248,184,139

HEALTH CARE — (5.5%)
*	4D Molecular Therapeutics, Inc.	4,978	53,464
*	Acadia Healthcare Co., Inc.	11,333	833,089
*	Accolade, Inc.	13,407	87,146
#*	Accuray, Inc.	19,974	52,731
††	Achillion Pharmaceuticals, Inc.	21,184	5,720
*	Addus HomeCare Corp.	2,188	172,633
*	ADMA Biologics, Inc.	23,308	78,781
*	Agiliti, Inc.	5,742	32,327

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Agios Pharmaceuticals, Inc.	9,351	$196,465
††	Albireo Pharma, Inc.	2,691	14,558
*	Aldeyra Therapeutics, Inc.	10,663	18,234
#*	Alector, Inc.	5,690	29,588
*	Align Technology, Inc.	1,656	305,681
*	Alkermes PLC	18,911	457,457
*	Alnylam Pharmaceuticals, Inc.	868	131,762
*	Amedisys, Inc.	3,620	331,194
*	American Shared Hospital Services	2,300	5,382
*	AMN Healthcare Services, Inc.	7,401	561,440
*	AnaptysBio, Inc.	3,897	63,560
*	AngioDynamics, Inc.	5,619	34,838
*	Anika Therapeutics, Inc.	2,097	40,892
#*	Apollo Medical Holdings, Inc.	6,011	187,603
*	Arcturus Therapeutics Holdings, Inc.	1,038	19,826
*	Arcus Biosciences, Inc.	4,209	66,123
#*	Arrowhead Pharmaceuticals, Inc.	1,545	37,992
*	Artivion, Inc.	5,963	75,969
*	Arvinas, Inc.	3,003	48,408
*	AtriCure, Inc.	8,011	277,501
	Atrion Corp.	237	81,049
*	Avanos Medical, Inc.	8,252	151,507
*	Avantor, Inc.	31,512	549,254
*	Avid Bioservices, Inc.	4,868	29,938
#*	Avidity Biosciences, Inc.	9,246	47,617
#*	Axonics, Inc.	3,944	201,972
#*	Azenta, Inc.	8,408	382,144
	Baxter International, Inc.	12,493	405,148
*	BioLife Solutions, Inc.	1,059	10,696
*	Boston Scientific Corp.	40,160	2,055,790
#*	Brookdale Senior Living, Inc.	32,055	125,335
	Bruker Corp.	17,862	1,018,134
	Cardinal Health, Inc.	15,043	1,368,913
*	Castle Biosciences, Inc.	2,324	36,301
*	Catalyst Pharmaceuticals, Inc.	11,568	143,559
	Cencora, Inc.	10,494	1,942,964
*	Certara, Inc.	13,073	159,360
	Chemed Corp.	1,762	991,389
»	Chinook Therapeutics, Inc.	7,288	2,842
#*	Cogent Biosciences, Inc.	8,449	68,944
#*	Collegium Pharmaceutical, Inc.	5,115	111,302
*	Computer Programs & Systems, Inc.	2,070	29,166
#	CONMED Corp.	3,699	360,505
††	Contra Abiomed, Inc.	1,121	17,499
*	CorVel Corp.	2,976	577,165
*	Crinetics Pharmaceuticals, Inc.	6,887	201,720
#*»	CRISPR Therapeutics AG	20,342	791,914
*	Cross Country Healthcare, Inc.	7,273	168,443
#*	CryoPort, Inc.	2,698	26,171
*	Cullinan Oncology, Inc.	1,192	11,121
	CVS Health Corp.	50,222	3,465,820
#*	Cymabay Therapeutics, Inc.	3,800	62,244
*	Cytek Biosciences, Inc.	1,191	5,014
*	DaVita, Inc.	13,346	1,030,712
*	Deciphera Pharmaceuticals, Inc.	9,091	109,001
*	Definitive Healthcare Corp., Class A	4,402	25,356
*	Denali Therapeutics, Inc.	12,877	242,474
	DENTSPLY SIRONA, Inc.	20,308	617,566
*	Dexcom, Inc.	3,382	300,423

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Doximity, Inc., Class A	8,334	$170,264
*	Dynavax Technologies Corp.	13,410	190,556
*	Dyne Therapeutics, Inc.	7,900	55,695
*	Edgewise Therapeutics, Inc.	2,800	17,920
*	Edwards Lifesciences Corp.	9,138	582,273
*	Elanco Animal Health, Inc.	50,192	442,192
*	Electromed, Inc.	2,532	26,662
	Elevance Health, Inc.	7,193	3,237,497
*	Enanta Pharmaceuticals, Inc.	2,910	26,248
	Encompass Health Corp.	13,306	832,423
*	Enhabit, Inc.	6,653	49,033
*	Enovis Corp.	5,651	259,381
	Ensign Group, Inc.	8,218	793,859
*	Envista Holdings Corp.	37,782	879,187
*	Erasca, Inc.	6,683	15,438
*	Evolent Health, Inc., Class A	12,175	297,435
#*	Exact Sciences Corp.	9,427	580,609
*	Exelixis, Inc.	29,289	603,061
*	FONAR Corp.	1,170	15,854
*	Fortrea Holdings, Inc.	6,933	196,897
*	Fulgent Genetics, Inc.	3,943	94,395
*	GE HealthCare Technologies, Inc.	21,497	1,431,055
#*	Generation Bio Co.	3,669	3,443
*	Glaukos Corp.	4,247	289,645
*	Globus Medical, Inc., Class A	11,943	545,915
*	GoodRx Holdings, Inc., Class A	9,207	45,391
*	Haemonetics Corp.	5,420	461,947
*	Halozyme Therapeutics, Inc.	14,647	496,094
*	Harmony Biosciences Holdings, Inc.	11,045	259,999
#*	Harrow, Inc.	3,630	52,036
*	Health Catalyst, Inc.	9,328	69,867
*	HealthEquity, Inc.	7,876	564,552
	HealthStream, Inc.	4,637	117,780
*	Henry Schein, Inc.	11,488	746,490
*	Hims & Hers Health, Inc.	16,469	98,485
*	Hologic, Inc.	13,705	906,860
	Humana, Inc.	4,268	2,235,109
#*	ICU Medical, Inc.	825	80,900
*	Ideaya Biosciences, Inc.	6,530	177,420
*	IDEXX Laboratories, Inc.	4,268	1,704,938
*	ImmuCell Corp.	1,406	7,100
*	ImmunoGen, Inc.	12,882	191,427
*	Immunovant, Inc.	10,500	347,025
*	Incyte Corp.	7,236	390,237
*	Innoviva, Inc.	12,963	160,871
*	Insulet Corp.	490	64,959
*	Integer Holdings Corp.	5,238	425,168
*	Integra LifeSciences Holdings Corp.	13,335	479,527
*	Intellia Therapeutics, Inc.	4,713	118,061
*	Intuitive Surgical, Inc.	2,851	747,589
*	Iovance Biotherapeutics, Inc.	26,559	101,455
*	IQVIA Holdings, Inc.	16,343	2,955,305
	iRadimed Corp.	1,040	42,370
#*	iTeos Therapeutics, Inc.	3,190	32,091
#*	KalVista Pharmaceuticals, Inc.	5,292	44,929
#*	Krystal Biotech, Inc.	3,235	378,074
*	Kura Oncology, Inc.	14,291	120,759
#*	Kymera Therapeutics, Inc.	11,594	135,302
	Laboratory Corp. of America Holdings	6,933	1,384,728

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Lantheus Holdings, Inc.	9,146	$590,832
#	LeMaitre Vascular, Inc.	2,609	126,745
*	LENSAR, Inc.	1,586	3,410
#*	LifeStance Health Group, Inc.	13,674	79,719
*	Ligand Pharmaceuticals, Inc.	2,957	154,622
*	LivaNova PLC	7,169	351,639
#*	Masimo Corp.	2,518	204,285
	McKesson Corp.	2,031	924,836
#*	Medpace Holdings, Inc.	3,331	808,334
	Medtronic PLC	34,876	2,460,851
*	Merit Medical Systems, Inc.	7,916	544,146
#	Mesa Laboratories, Inc.	572	53,671
*	Mettler-Toledo International, Inc.	843	830,524
*	ModivCare, Inc.	2,214	93,519
#*	Molina Healthcare, Inc.	4,260	1,418,367
*	Myriad Genetics, Inc.	18,382	286,392
	National HealthCare Corp.	2,673	180,053
	National Research Corp.	2,585	109,242
*	Nautilus Biotechnology, Inc.	5,154	13,194
#*	NeoGenomics, Inc.	26,304	368,782
*	Neurocrine Biosciences, Inc.	3,855	427,674
#*	NextGen Healthcare, Inc.	7,770	185,858
#*	Nurix Therapeutics, Inc.	10,865	60,735
#*	Nuvalent, Inc., Class A	2,321	120,901
#*	Olema Pharmaceuticals, Inc.	9,000	119,610
*	OmniAb, Inc.	16,063	73,087
*»	OmniAb, Inc.	977	0
*»	OmniAb, Inc.	977	0
*	Omnicell, Inc.	3,092	109,890
††	Opiant Pharmaceuticals, Inc.	1,079	259
*	Option Care Health, Inc.	19,327	535,938
*	OraSure Technologies, Inc.	7,089	36,579
*	Organogenesis Holdings, Inc.	15,625	35,000
*	Orthofix Medical, Inc.	2,977	32,866
*	OrthoPediatrics Corp.	2,531	61,908
*	Owens & Minor, Inc.	10,182	145,908
*	Pacira BioSciences, Inc.	8,856	250,271
	Patterson Cos., Inc.	11,256	342,858
#*††	PDL BioPharma, Inc.	20,904	33,655
*	Pediatrix Medical Group, Inc.	16,300	186,798
*	Pennant Group, Inc.	4,190	45,545
*	Penumbra, Inc.	1,029	196,693
*	PetIQ, Inc.	3,775	70,857
*	PMV Pharmaceuticals, Inc.	3,100	4,681
	Premier, Inc., Class A	28,622	550,115
*	Prestige Consumer Healthcare, Inc.	8,493	504,144
#*	Protagonist Therapeutics, Inc.	3,345	48,636
*	Prothena Corp. PLC	5,964	217,447
#	Psychemedics Corp.	2,234	5,451
*	Pulmonx Corp.	1,931	16,974
*	Quanterix Corp.	3,667	79,647
	Quest Diagnostics, Inc.	7,759	1,009,446
*	R1 RCM, Inc.	29,952	353,134
*	RadNet, Inc.	7,245	195,325
*	RAPT Therapeutics, Inc.	2,000	26,300
#*	Relay Therapeutics, Inc.	23,989	158,327
*	Repligen Corp.	3,676	494,643
#*	Replimune Group, Inc.	9,525	138,779
	ResMed, Inc.	6,268	885,167

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Rocket Pharmaceuticals, Inc.	5,094	$92,201
	Royalty Pharma PLC, Class A	14,326	384,940
*	Sage Therapeutics, Inc.	18,101	339,032
#*	Schrodinger, Inc.	15,639	339,366
*	Seagen, Inc.	3,503	745,473
	Select Medical Holdings Corp.	19,138	435,007
*	SI-BONE, Inc.	1,459	24,818
#	SIGA Technologies, Inc.	9,731	49,628
#*	Sotera Health Co.	16,076	203,522
#*	SpringWorks Therapeutics, Inc.	5,558	127,278
*	STAAR Surgical Co.	1,031	43,116
	STERIS PLC	5,494	1,153,630
††	Strongbridge Biopharma	6,381	1,835
	Stryker Corp.	5,471	1,478,374
*	Surmodics, Inc.	898	26,455
*	Sutro Biopharma, Inc.	4,200	11,550
*	Tactile Systems Technology, Inc.	1,295	14,141
#*	Tarsus Pharmaceuticals, Inc.	2,875	40,940
#*	Teladoc Health, Inc.	18,830	311,448
	Teleflex, Inc.	3,043	562,194
#*	Twist Bioscience Corp.	7,835	123,480
	U.S. Physical Therapy, Inc.	1,590	133,735
*	UFP Technologies, Inc.	1,356	211,428
*	United Therapeutics Corp.	4,505	1,003,984
	Utah Medical Products, Inc.	296	23,538
*	Vanda Pharmaceuticals, Inc.	4,700	20,586
*	Varex Imaging Corp.	3,947	71,243
*	Veeva Systems, Inc., Class A	4,039	778,356
*	Veracyte, Inc.	9,230	191,246
*	Veradigm, Inc.	23,232	306,430
#*	Vericel Corp.	2,712	95,408
*	Waters Corp.	3,641	868,488
	West Pharmaceutical Services, Inc.	2,890	919,858
*	Xencor, Inc.	11,236	194,945
*	Xenon Pharmaceuticals, Inc.	3,723	115,413
#*	Zentalis Pharmaceuticals, Inc.	7,373	120,622
	Zimmer Biomet Holdings, Inc.	9,586	1,000,874
*	Zimvie, Inc.	958	6,763
	Zoetis, Inc.	16,395	2,574,015

TOTAL HEALTH CARE			82,438,247

INDUSTRIALS — (15.1%)
#*	3D Systems Corp.	8,103	30,224
	3M Co.	19,342	1,759,155
	A O Smith Corp.	17,385	1,212,778
	AAON, Inc.	8,920	485,962
*	AAR Corp.	5,387	319,772
	ABM Industries, Inc.	11,937	469,602
	ACCO Brands Corp.	18,062	91,394
	Acme United Corp.	700	23,450
	Acuity Brands, Inc.	3,901	631,845
*	ACV Auctions, Inc., Class A	5,775	76,981
	Advanced Drainage Systems, Inc.	8,712	930,703
	AECOM	9,666	739,932
	AGCO Corp.	11,396	1,306,665
	Air Lease Corp.	25,058	867,759
#*	Air T, Inc.	601	14,033
*	Air Transport Services Group, Inc.	11,598	226,973
	Alamo Group, Inc.	1,643	263,373

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Alaska Air Group, Inc.	14,530	$459,584
	Albany International Corp., Class A	4,589	374,508
*	Alight, Inc., Class A	21,407	142,142
	Allegiant Travel Co.	2,402	160,021
	Allegion PLC	9,295	914,256
	Allient, Inc.	2,437	67,261
	Allison Transmission Holdings, Inc.	16,872	850,686
#*	Ameresco, Inc., Class A	2,313	60,485
#*	American Airlines Group, Inc.	39,693	442,577
#*	American Superconductor Corp.	2,980	18,670
*	American Woodmark Corp.	2,938	197,522
	AMETEK, Inc.	11,753	1,654,470
*	API Group Corp.	22,249	575,582
	Apogee Enterprises, Inc.	3,734	160,263
	Applied Industrial Technologies, Inc.	5,339	819,590
	ARC Document Solutions, Inc.	25,800	71,724
	ArcBest Corp.	4,841	527,088
	Arcosa, Inc.	8,034	554,908
	Argan, Inc.	2,682	122,675
	Armstrong World Industries, Inc.	7,394	561,131
*	Array Technologies, Inc.	11,446	198,359
#*	Art’s-Way Manufacturing Co., Inc.	3,212	6,296
*	ASGN, Inc.	6,678	557,346
	Astec Industries, Inc.	4,397	176,056
*	Astronics Corp.	3,705	56,798
*	Astronics Corp., Class B	835	12,108
*	Asure Software, Inc.	4,001	33,848
#*	Atkore, Inc.	6,451	801,730
	Automatic Data Processing, Inc.	17,797	3,883,661
*	Avis Budget Group, Inc.	2,629	428,001
*	AZEK Co., Inc.	13,560	355,272
	AZZ, Inc.	3,732	176,412
	Barnes Group, Inc.	8,640	179,626
	Barrett Business Services, Inc.	1,545	141,306
*	Beacon Roofing Supply, Inc.	11,328	806,214
#*	Blue Bird Corp.	3,546	64,573
*	BlueLinx Holdings, Inc.	1,302	92,585
	Boise Cascade Co.	6,896	646,500
	Booz Allen Hamilton Holding Corp.	13,944	1,672,304
	Brady Corp., Class A	6,607	339,996
*	BrightView Holdings, Inc.	7,540	50,820
	Brink’s Co.	6,787	453,779
	Broadridge Financial Solutions, Inc.	6,861	1,170,761
*	Builders FirstSource, Inc.	27,945	3,032,591
*	CACI International, Inc., Class A	2,544	826,189
	Carlisle Cos., Inc.	5,013	1,273,753
#	Carrier Global Corp.	27,107	1,291,920
*	Casella Waste Systems, Inc., Class A	7,220	544,749
	Caterpillar, Inc.	22,679	5,126,588
*	CBIZ, Inc.	8,891	461,976
*	CECO Environmental Corp.	4,856	78,570
#*	Ceridian HCM Holding, Inc.	12,178	779,514
#	CH Robinson Worldwide, Inc.	14,899	1,219,185
#*	Chart Industries, Inc.	3,067	356,477
*	Cimpress PLC	3,000	179,010
	Cintas Corp.	3,246	1,646,112
	Civeo Corp.	743	14,860
#*	Clarivate PLC	17,039	108,709
*	Clean Harbors, Inc.	8,883	1,365,051

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Columbus McKinnon Corp.	4,597	$140,530
	Comfort Systems USA, Inc.	5,828	1,059,822
*	Commercial Vehicle Group, Inc.	4,608	32,118
	CompX International, Inc.	811	15,263
	Concentrix Corp.	7,294	555,876
*	Concrete Pumping Holdings, Inc.	2,727	19,171
*	Conduent, Inc.	29,814	95,107
*	Construction Partners, Inc., Class A	4,406	169,411
	Copa Holdings SA, Class A	4,105	335,173
*	Copart, Inc.	54,476	2,370,796
#*	Core & Main, Inc., Class A	16,666	501,313
#††	Costa Communications, Inc.	99	245
	Covenant Logistics Group, Inc.	2,890	114,112
	CRA International, Inc.	1,211	117,600
	Crane Co.	7,858	764,819
#	CSG Systems International, Inc.	5,476	256,605
	CSW Industrials, Inc.	2,635	467,080
	CSX Corp.	106,116	3,167,563
	Cummins, Inc.	9,418	2,037,113
	Curtiss-Wright Corp.	5,799	1,152,899
*	Daseke, Inc.	2,900	12,876
	Deere & Co.	13,655	4,988,991
	Delta Air Lines, Inc.	65,739	2,054,344
	Deluxe Corp.	9,272	158,088
*	Distribution Solutions Group, Inc.	1,546	46,612
*	DLH Holdings Corp.	1,100	15,048
	Donaldson Co., Inc.	17,549	1,011,875
	Douglas Dynamics, Inc.	4,778	116,010
	Dover Corp.	10,318	1,340,824
	Dun & Bradstreet Holdings, Inc.	43,764	383,373
*	DXP Enterprises, Inc.	2,519	82,119
*	Dycom Industries, Inc.	4,836	411,930
	Eastern Co.	312	5,070
	Eaton Corp. PLC	12,551	2,609,478
	EMCOR Group, Inc.	5,566	1,150,214
	Emerson Electric Co.	11,404	1,014,614
#	Encore Wire Corp.	3,096	553,658
*	Energy Recovery, Inc.	4,025	61,180
	Enerpac Tool Group Corp.	8,520	241,116
	EnerSys	6,282	537,614
	Eneti, Inc.	3,774	38,306
	Ennis, Inc.	3,943	84,222
	EnPro Industries, Inc.	3,788	420,695
*	Enviri Corp.	12,092	69,408
	Equifax, Inc.	5,520	936,026
	Esab Corp.	5,184	328,147
	ESCO Technologies, Inc.	4,269	415,032
	EVI Industries, Inc.	463	11,913
*	ExlService Holdings, Inc.	15,847	413,765
	Expeditors International of Washington, Inc.	14,698	1,605,757
	Exponent, Inc.	6,414	470,082
	Fastenal Co.	33,210	1,937,471
	Federal Signal Corp.	8,906	516,904
	FedEx Corp.	11,680	2,804,368
	Ferguson PLC	16,196	2,432,639
#	First Advantage Corp.	8,639	112,393
	Flowserve Corp.	17,133	629,124
*	Fluor Corp.	17,180	571,922
*	Forrester Research, Inc.	3,647	84,610

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Fortive Corp.	18,985	$1,239,341
	Fortune Brands Innovations, Inc.	12,787	713,515
	Forward Air Corp.	3,871	249,331
*	Franklin Covey Co.	2,340	92,219
	Franklin Electric Co., Inc.	6,549	567,929
*	FTI Consulting, Inc.	4,598	975,971
*	Gates Industrial Corp. PLC	36,420	397,706
	GATX Corp.	5,801	606,669
*	Gencor Industries, Inc.	1,048	14,882
*	Generac Holdings, Inc.	5,104	429,093
	Genpact Ltd.	21,889	734,157
*	Gibraltar Industries, Inc.	5,712	347,632
	Global Industrial Co.	5,216	166,651
*	GMS, Inc.	6,537	382,284
	Gorman-Rupp Co.	3,516	103,898
	Graco, Inc.	12,465	926,773
#	Granite Construction, Inc.	9,618	389,337
*	Great Lakes Dredge & Dock Corp.	8,897	67,617
	Greenbrier Cos., Inc.	5,318	183,950
	Griffon Corp.	9,266	370,084
*	GXO Logistics, Inc.	12,803	646,680
	H&E Equipment Services, Inc.	6,393	260,323
#*	Hawaiian Holdings, Inc.	10,833	45,607
#*	Hayward Holdings, Inc.	11,681	122,651
#	Healthcare Services Group, Inc.	8,187	77,777
	Heartland Express, Inc.	12,593	146,834
	HEICO Corp.	2,376	376,382
	HEICO Corp., Class A	3,446	438,090
	Heidrick & Struggles International, Inc.	2,552	62,116
	Helios Technologies, Inc.	4,776	247,015
	Herc Holdings, Inc.	4,935	527,009
#*	Hertz Global Holdings, Inc.	306	2,580
	Hexcel Corp.	11,394	705,516
	Hillenbrand, Inc.	9,788	372,238
	HireQuest, Inc.	1,219	18,578
	HNI Corp.	6,420	222,710
	Honeywell International, Inc.	29,101	5,333,049
	Howmet Aerospace, Inc.	22,815	1,006,142
*	Hub Group, Inc., Class A	5,939	408,306
	Hubbell, Inc.	5,602	1,513,100
*	Hudson Technologies, Inc.	6,390	82,303
	Hurco Cos., Inc.	876	17,520
*	Huron Consulting Group, Inc.	5,037	500,476
	Hyster-Yale Materials Handling, Inc.	1,412	56,494
	ICF International, Inc.	2,339	296,421
	IDEX Corp.	3,028	579,589
*	IES Holdings, Inc.	2,523	157,006
	Illinois Tool Works, Inc.	11,263	2,524,264
	Ingersoll Rand, Inc.	22,336	1,355,349
#*	Innodata, Inc.	4,000	30,000
*	Innovative Solutions & Support, Inc.	400	2,916
	Insperity, Inc.	4,225	447,174
	Insteel Industries, Inc.	2,607	72,761
	Interface, Inc.	7,820	69,520
	ITT, Inc.	9,145	853,686
	Jacobs Solutions, Inc.	5,660	754,478
*	Janus International Group, Inc.	7,952	74,431
	JB Hunt Transport Services, Inc.	9,917	1,704,435
*	JELD-WEN Holding, Inc.	15,474	175,320

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	JetBlue Airways Corp.	56,712	$213,237
	John Bean Technologies Corp.	4,296	446,870
	Johnson Controls International PLC	47,356	2,321,391
	Kadant, Inc.	1,782	392,040
	Kaman Corp.	3,967	73,826
	KBR, Inc.	11,824	687,566
	Kelly Services, Inc., Class A	6,650	118,703
#	Kennametal, Inc.	24,001	554,663
#	Kforce, Inc.	3,986	243,305
*	Kirby Corp.	9,704	724,889
	Knight-Swift Transportation Holdings, Inc.	19,235	940,399
	Korn Ferry	8,932	406,585
*	L B Foster Co., Class A	876	17,187
	Landstar System, Inc.	5,285	870,862
	Lennox International, Inc.	2,316	858,171
	Lincoln Electric Holdings, Inc.	6,532	1,141,794
	Lindsay Corp.	1,133	141,534
*	Liquidity Services, Inc.	3,459	66,655
*	LS Starrett Co., Class A	1,800	18,126
	LSI Industries, Inc.	3,205	47,690
	Luxfer Holdings PLC	1,400	11,578
*	Manitex International, Inc.	2,502	10,033
*	Manitowoc Co., Inc.	5,633	72,102
	ManpowerGroup, Inc.	7,780	544,367
	Marten Transport Ltd.	11,811	207,637
	Masco Corp.	8,924	464,851
*	Masonite International Corp.	2,947	233,226
*	MasTec, Inc.	11,837	703,591
*	Mastech Digital, Inc.	3,000	26,250
*	Masterbrand, Inc.	24,063	267,340
*	Matrix Service Co.	1,886	21,972
	Matson, Inc.	7,726	672,548
	Matthews International Corp., Class A	5,177	183,473
	Maximus, Inc.	8,637	645,357
#*	Mayville Engineering Co., Inc.	932	11,268
	McGrath RentCorp.	4,273	429,864
*	Mercury Systems, Inc.	6,988	251,428
*	Middleby Corp.	5,923	668,529
	Miller Industries, Inc.	1,300	47,281
	MillerKnoll, Inc.	10,455	245,693
*	Mistras Group, Inc.	2,600	14,222
*	Montrose Environmental Group, Inc.	1,662	38,425
	Moog, Inc., Class A	4,615	535,571
*	MRC Global, Inc.	16,961	178,260
	MSA Safety, Inc.	3,471	548,001
	MSC Industrial Direct Co., Inc., Class A	6,274	594,462
	Mueller Industries, Inc.	20,100	757,971
	Mueller Water Products, Inc., Class A	22,826	282,358
*	MYR Group, Inc.	2,344	271,506
	NL Industries, Inc.	7,700	38,346
	Nordson Corp.	3,283	697,933
*	Northwest Pipe Co.	1,465	39,936
*	NOW, Inc.	18,221	200,795
*	NV5 Global, Inc.	1,720	162,282
	nVent Electric PLC	17,239	829,713
	Old Dominion Freight Line, Inc.	3,963	1,492,704
	Omega Flex, Inc.	981	71,682
*	OPENLANE, Inc.	19,685	264,370
	Oshkosh Corp.	7,089	621,918

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Otis Worldwide Corp.	14,948	$1,154,135
	Owens Corning	15,111	1,713,134
	P&F Industries, Inc., Class A	254	3,236
	PACCAR, Inc.	26,651	2,199,507
*	PAM Transportation Services, Inc.	3,004	51,879
	Pangaea Logistics Solutions Ltd.	3,295	19,078
	Park Aerospace Corp.	1,437	21,095
	Parker-Hannifin Corp.	4,062	1,498,512
	Park-Ohio Holdings Corp.	1,783	40,438
*	Parsons Corp.	12,580	711,399
	Paychex, Inc.	15,012	1,667,083
	Paycom Software, Inc.	1,952	478,181
#*	Paycor HCM, Inc.	7,417	160,059
*	Paylocity Holding Corp.	2,281	409,211
	Pentair PLC	16,545	961,595
*	Performant Financial Corp.	10,905	25,409
*	Perma-Pipe International Holdings, Inc.	300	1,983
*	PGT Innovations, Inc.	9,093	272,244
*	Pioneer Power Solutions, Inc.	7,618	41,442
#	Pitney Bowes, Inc.	15,585	50,340
#*	Plug Power, Inc.	27,969	164,737
	Powell Industries, Inc.	1,301	99,722
	Preformed Line Products Co.	889	120,326
	Primoris Services Corp.	8,827	265,340
*	Proto Labs, Inc.	3,448	81,407
	Quanex Building Products Corp.	5,988	160,778
	Quanta Services, Inc.	8,825	1,474,834
*	Radiant Logistics, Inc.	4,889	28,650
*	RBC Bearings, Inc.	1,865	410,002
#*	RCM Technologies, Inc.	6,684	132,477
	Regal Rexnord Corp.	8,462	1,001,985
	Republic Services, Inc.	10,702	1,589,140
*	Resideo Technologies, Inc.	24,305	351,936
	Resources Connection, Inc.	5,098	68,670
	REV Group, Inc.	10,564	150,431
	Robert Half, Inc.	15,436	1,154,150
	Rockwell Automation, Inc.	6,875	1,806,819
	Rollins, Inc.	17,303	650,766
	Rush Enterprises, Inc., Class A	10,810	384,620
	Rush Enterprises, Inc., Class B	2,925	118,287
*	RXO, Inc.	15,203	266,205
	Ryder System, Inc.	8,414	820,702
*	Saia, Inc.	3,511	1,258,658
	Schneider National, Inc., Class B	12,728	322,400
	Science Applications International Corp.	7,590	829,132
	Sensata Technologies Holding PLC	17,075	544,351
#*	Shoals Technologies Group, Inc., Class A	567	8,709
	Shyft Group, Inc.	4,649	51,046
*	SIFCO Industries, Inc.	1,584	6,922
	Simpson Manufacturing Co., Inc.	5,786	770,579
#*	SiteOne Landscape Supply, Inc.	4,790	659,918
*	SkyWest, Inc.	3,879	163,577
	Snap-on, Inc.	4,484	1,156,603
	Southwest Airlines Co.	31,540	701,134
*	SP Plus Corp.	2,918	147,447
#	Spirit Airlines, Inc.	9,853	113,112
*	SPX Technologies, Inc.	6,066	486,008
	SS&C Technologies Holdings, Inc.	14,012	704,103
	Standex International Corp.	1,553	222,964

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Stanley Black & Decker, Inc.	8,635	$734,407
	Steelcase, Inc., Class A	13,557	147,907
*	Stericycle, Inc.	12,165	501,685
#*	Sterling Check Corp.	3,380	37,788
*	Sterling Infrastructure, Inc.	2,955	215,272
#*	Sunrun, Inc.	24,809	239,407
*	Taylor Devices, Inc.	1,040	23,028
	Tecnoglass, Inc.	7,542	246,473
	Tennant Co.	3,041	225,703
	Terex Corp.	9,959	456,122
	Tetra Tech, Inc.	4,303	649,366
#	Textainer Group Holdings Ltd.	11,553	567,483
*	Thermon Group Holdings, Inc.	5,028	134,197
	Timken Co.	10,179	703,572
*	Titan International, Inc.	9,194	104,444
*	Titan Machinery, Inc.	4,124	102,440
	Toro Co.	13,510	1,092,148
	Trane Technologies PLC	7,866	1,496,978
*	Transcat, Inc.	303	27,276
*	TransDigm Group, Inc.	1,444	1,195,762
	TransUnion	9,178	402,731
*	Trex Co., Inc.	12,548	705,323
*	TriNet Group, Inc.	5,230	537,383
	Trinity Industries, Inc.	16,456	342,778
*	Triumph Group, Inc.	2,654	19,799
*	TrueBlue, Inc.	6,368	70,494
	TTEC Holdings, Inc.	7,261	149,431
*	Tutor Perini Corp.	11,511	82,994
*	Twin Disc, Inc.	300	4,122
*	Uber Technologies, Inc.	11,351	491,271
	UFP Industries, Inc.	10,160	966,927
#*	U-Haul Holding Co.	2,403	118,035
	U-Haul Holding Co., Non Voting	19,666	928,432
*	Ultralife Corp.	900	6,678
	UniFirst Corp.	1,931	317,514
	Union Pacific Corp.	29,358	6,095,014
*	United Airlines Holdings, Inc.	15,737	550,952
	United Parcel Service, Inc., Class B	33,849	4,781,171
	United Rentals, Inc.	8,192	3,328,164
	Universal Logistics Holdings, Inc.	3,206	71,750
*	Upwork, Inc.	2,065	21,579
#*	V2X, Inc.	1,615	82,478
	Valmont Industries, Inc.	2,887	568,479
	Verisk Analytics, Inc.	11,085	2,520,286
	Veritiv Corp.	2,207	373,888
*	Verra Mobility Corp.	19,952	394,451
	Vertiv Holdings Co., Class A	16,546	649,761
	Vestis Corp.	12,914	197,455
*	Viad Corp.	1,680	40,706
*	Vicor Corp.	1,482	57,413
*	Virco Mfg. Corp.	4,104	24,993
	VSE Corp.	2,064	111,043
	Wabash National Corp.	9,266	191,714
	Waste Management, Inc.	18,736	3,078,887
#	Watsco, Inc.	3,818	1,332,062
	Watts Water Technologies, Inc., Class A	3,258	563,667
	Werner Enterprises, Inc.	11,037	400,864
	WESCO International, Inc.	7,623	977,269
	Westinghouse Air Brake Technologies Corp.	10,703	1,134,732

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Wilhelmina International, Inc.	5,495	$23,354
*	Willdan Group, Inc.	657	11,589
*	Willis Lease Finance Corp.	856	38,246
*	WillScot Mobile Mini Holdings Corp.	24,125	950,766
	Woodward, Inc.	5,727	714,157
	WW Grainger, Inc.	3,769	2,750,729
*	XPO, Inc.	15,203	1,152,539
	Xylem, Inc.	12,883	1,205,076

TOTAL INDUSTRIALS			227,105,215

INFORMATION TECHNOLOGY — (25.2%)
	A10 Networks, Inc.	9,966	108,330
	Accenture PLC, Class A	28,651	8,511,926
*	ACI Worldwide, Inc.	15,333	312,333
	Adeia, Inc.	16,257	137,047
*	Adobe, Inc.	17,884	9,515,361
	Advanced Energy Industries, Inc.	4,534	395,637
*	Advanced Micro Devices, Inc.	33,142	3,264,487
*	Agilysys, Inc.	1,206	103,463
*	Akamai Technologies, Inc.	8,710	900,004
*	Alarm.com Holdings, Inc.	4,275	218,581
*	Alithya Group, Inc., Class A	6,866	9,406
*	Alkami Technology, Inc.	7,875	141,356
*	Allegro MicroSystems, Inc.	10,582	274,709
*	Alpha & Omega Semiconductor Ltd.	4,851	115,066
*	Altair Engineering, Inc., Class A	2,131	132,378
*	Ambarella, Inc.	8,657	389,478
	Amdocs Ltd.	12,531	1,004,485
	American Software, Inc., Class A	3,966	43,507
	Amkor Technology, Inc.	39,490	823,761
	Amphenol Corp., Class A	14,478	1,166,203
*	Amtech Systems, Inc.	531	3,805
	Analog Devices, Inc.	12,059	1,897,242
*	ANSYS, Inc.	3,009	837,284
	Apple, Inc.	440,905	75,293,347
	Applied Materials, Inc.	41,905	5,546,127
*	AppLovin Corp., Class A	3,165	115,333
*	Arista Networks, Inc.	9,560	1,915,537
*	Arlo Technologies, Inc.	6,293	53,428
*	Arrow Electronics, Inc.	9,521	1,079,777
*	Aspen Technology, Inc.	2,811	499,655
*	AstroNova, Inc.	760	10,321
*	Atlassian Corp., Class A	622	112,358
#*	Aurora Innovation, Inc.	68,022	119,038
*	Autodesk, Inc.	7,230	1,428,865
#*	AvePoint, Inc.	6,126	45,884
*	Aviat Networks, Inc.	1,998	53,347
	Avnet, Inc.	15,306	709,127
*	Axcelis Technologies, Inc.	5,425	691,687
*	AXT, Inc.	5,700	11,343
	Badger Meter, Inc.	2,960	410,108
	Bel Fuse, Inc., Class B	1,646	89,180
	Belden, Inc.	7,461	528,985
	Benchmark Electronics, Inc.	5,652	136,835
#	Bentley Systems, Inc., Class B	12,191	592,970
#*	Bill Holdings, Inc.	7,184	655,827
	BK Technologies Corp.	220	2,772
*	Blackbaud, Inc.	5,356	350,282
*	Box, Inc., Class A	14,613	363,279

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Broadcom, Inc.	20,802	$17,502,179
*	Cadence Design Systems, Inc.	3,315	795,103
*	Calix, Inc.	8,048	266,550
*	Cambium Networks Corp.	2,600	12,948
*	CCC Intelligent Solutions Holdings, Inc.	17,588	189,423
	CDW Corp.	8,337	1,670,735
*	Cerence, Inc.	7,625	116,739
*	CEVA, Inc.	3,198	54,910
*	Ciena Corp.	15,108	637,558
*	Cirrus Logic, Inc.	7,759	519,310
	Cisco Systems, Inc.	178,077	9,283,154
#*	Cleanspark, Inc.	3,215	13,181
#*	Clearfield, Inc.	1,082	25,990
	Climb Global Solutions, Inc.	200	8,896
	Cognex Corp.	10,718	385,741
	Cognizant Technology Solutions Corp., Class A	26,175	1,687,502
*	Cognyte Software Ltd.	4,600	19,228
*	Cohu, Inc.	7,663	230,963
*	CommVault Systems, Inc.	1,597	104,364
*	Computer Task Group, Inc.	1,200	12,456
	Comtech Telecommunications Corp.	4,100	50,020
*	Consensus Cloud Solutions, Inc.	2,448	52,852
*	Corsair Gaming, Inc.	6,008	76,842
#*	CPS Technologies Corp.	10,220	26,674
	Crane NXT Co.	7,858	408,616
*	Credo Technology Group Holding Ltd.	4,797	68,213
#*	CS Disco, Inc.	2,200	12,342
	CTS Corp.	5,074	189,818
*	Data I/O Corp.	2,012	6,358
	Dell Technologies, Inc., Class C	10,159	679,739
#*	Digi International, Inc.	5,090	128,166
*»	Digital Turbine, Inc.	9,959	47,206
*	Diodes, Inc.	6,214	404,407
*	DocuSign, Inc.	762	29,627
	Dolby Laboratories, Inc., Class A	5,761	466,295
*	DoubleVerify Holdings, Inc.	15,698	436,875
*	Dropbox, Inc., Class A	18,219	479,160
*	DXC Technology Co.	31,884	643,100
*	Dynatrace, Inc.	5,772	258,066
*	E2open Parent Holdings, Inc.	36,888	106,606
#	Ebix, Inc.	3,951	24,062
*	eGain Corp.	1,800	10,836
*	EngageSmart, Inc.	6,345	143,714
*	Enphase Energy, Inc.	6,382	507,880
	Entegris, Inc.	7,501	660,388
*	Envestnet, Inc.	12,196	451,252
*	EPAM Systems, Inc.	2,284	496,930
*	ePlus, Inc.	4,618	288,625
*	Everbridge, Inc.	1,467	30,235
#*	Extreme Networks, Inc.	14,330	295,485
*	F5, Inc.	6,242	946,225
*	Fabrinet	4,857	752,835
*	Fair Isaac Corp.	1,131	956,679
#*	FARO Technologies, Inc.	2,355	30,309
*	Fastly, Inc., Class A	10,783	158,187
*	First Solar, Inc.	6,484	923,646
*	Flex Ltd.	26,168	673,041
*	FormFactor, Inc.	10,578	358,383
*	Fortinet, Inc.	11,838	676,778

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Frequency Electronics, Inc.	400	$2,956
*	Freshworks, Inc., Class A	8,574	153,818
*	Gartner, Inc.	3,429	1,138,565
	Gen Digital, Inc.	53,331	888,494
*	Globant SA	4,201	715,388
*	GoDaddy, Inc., Class A	7,440	544,831
*	Grid Dynamics Holdings, Inc.	2,938	29,791
*	Guidewire Software, Inc.	4,215	379,898
	Hackett Group, Inc.	6,384	142,299
#*	Harmonic, Inc.	12,292	132,631
*	HashiCorp, Inc., Class A	19,476	383,482
	Hewlett Packard Enterprise Co.	83,388	1,282,507
	HP, Inc.	31,351	825,472
*	HubSpot, Inc.	457	193,663
*	Ichor Holdings Ltd.	5,445	132,096
*	Identiv, Inc.	2,636	16,053
#*	Infinera Corp.	10,324	30,249
*	Informatica, Inc., Class A	6,012	115,310
	Information Services Group, Inc.	6,970	28,298
#*	Insight Enterprises, Inc.	5,631	806,922
	Intel Corp.	124,198	4,533,227
#	InterDigital, Inc.	6,851	515,538
	International Business Machines Corp.	43,893	6,348,684
*	inTEST Corp.	5,747	74,309
	Intuit, Inc.	4,100	2,029,295
*	IPG Photonics Corp.	5,990	514,541
*	Issuer Direct Corp.	1,000	17,440
*	Iteris, Inc.	7,387	32,651
*	Itron, Inc.	7,757	444,321
#	Jabil, Inc.	21,319	2,617,973
#*	Jamf Holding Corp.	13,130	210,868
*	JFrog Ltd.	8,216	184,778
	Juniper Networks, Inc.	34,169	919,829
*	Keysight Technologies, Inc.	11,693	1,427,131
*	Kimball Electronics, Inc.	4,412	115,594
	KLA Corp.	6,760	3,175,172
*	Knowles Corp.	25,917	336,662
	Kulicke & Soffa Industries, Inc.	10,024	417,099
*	KVH Industries, Inc.	2,284	10,689
*	Kyndryl Holdings, Inc.	5,439	79,573
	Lam Research Corp.	6,419	3,775,784
*	Lattice Semiconductor Corp.	6,955	386,768
*	LGL Group, Inc.	276	1,256
	Littelfuse, Inc.	2,767	599,526
*	LiveRamp Holdings, Inc.	9,464	261,774
*	Lumentum Holdings, Inc.	8,058	315,954
*	MACOM Technology Solutions Holdings, Inc.	7,462	526,369
*	Magnachip Semiconductor Corp.	3,475	25,680
*	Manhattan Associates, Inc.	6,275	1,223,499
	Marvell Technology, Inc.	36,493	1,723,199
*	Matterport, Inc.	33,396	68,128
*	MaxLinear, Inc.	4,581	69,631
	Methode Electronics, Inc.	6,969	159,381
	Microchip Technology, Inc.	32,445	2,313,004
	Micron Technology, Inc.	33,372	2,231,586
	Microsoft Corp.	248,602	84,054,835
#*	Mitek Systems, Inc.	6,206	66,280
*	MongoDB, Inc.	607	209,166
	Monolithic Power Systems, Inc.	1,329	587,072

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Motorola Solutions, Inc.	3,296	$917,804
*	M-Tron Industries, Inc.	138	3,326
*	N-able, Inc.	13,983	181,220
	Napco Security Technologies, Inc.	1,980	36,373
*	Navitas Semiconductor Corp.	5,149	26,981
#*	nCino, Inc.	9,685	272,148
*	NCR Voyix Corp.	24,052	367,755
	NetApp, Inc.	17,550	1,277,289
*	NETGEAR, Inc.	5,417	68,471
*	NetScout Systems, Inc.	11,956	260,999
#*	NetSol Technologies, Inc.	4,411	7,719
	Network-1 Technologies, Inc.	3,500	7,875
*	nLight, Inc.	2,638	21,975
*	Nortech Systems, Inc.	3,549	27,576
*	Novanta, Inc.	3,194	421,800
#	NVE Corp.	473	32,164
	NVIDIA Corp.	45,685	18,630,343
	NXP Semiconductors NV	12,216	2,106,405
*	Okta, Inc.	15,304	1,031,643
*	Olo, Inc., Class A	9,911	50,645
*	ON Semiconductor Corp.	43,581	2,729,914
	ON24, Inc.	5,345	32,872
*	OneSpan, Inc.	4,122	32,564
*	Onto Innovation, Inc.	7,022	789,062
*	Optical Cable Corp.	2,889	7,598
	Oracle Corp.	63,773	6,594,128
*	OSI Systems, Inc.	2,831	295,188
#*	Palantir Technologies, Inc., Class A	46,325	685,610
#*	Palo Alto Networks, Inc.	1,962	476,805
#*	PAR Technology Corp.	709	20,696
	PC Connection, Inc.	4,626	247,861
	PCTEL, Inc.	700	4,795
*	PDF Solutions, Inc.	3,755	99,620
*	Perficient, Inc.	4,475	260,400
*	Photronics, Inc.	9,051	166,176
*	Plexus Corp.	4,564	448,732
	Power Integrations, Inc.	5,310	368,142
#*	PowerSchool Holdings, Inc., Class A	14,675	292,326
*	Procore Technologies, Inc.	5,803	354,505
	Progress Software Corp.	6,898	354,419
*	PTC, Inc.	5,560	780,735
*	Pure Storage, Inc., Class A	11,575	391,351
*	Q2 Holdings, Inc.	6,006	180,360
*	Qorvo, Inc.	8,781	767,635
	QUALCOMM, Inc.	51,008	5,559,362
*	Qualys, Inc.	3,722	569,280
*	Rambus, Inc.	17,769	965,390
*	RF Industries Ltd.	4,019	11,896
#*	Ribbon Communications, Inc.	18,693	35,143
	Richardson Electronics Ltd.	900	10,323
#*	Rimini Street, Inc.	6,715	14,572
#*	Riot Platforms, Inc.	24,014	234,857
*	Rogers Corp.	2,776	341,143
	Roper Technologies, Inc.	2,360	1,153,025
*	Salesforce, Inc.	16,660	3,345,828
*	Sanmina Corp.	10,807	549,752
	Sapiens International Corp. NV	6,295	160,522
*	ScanSource, Inc.	6,325	192,280
	Seagate Technology Holdings PLC	11,231	766,516

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Semtech Corp.	8,173	$114,095
#*	SentinelOne, Inc., Class A	18,230	284,935
*	ServiceNow, Inc.	840	488,754
#*	SigmaTron International, Inc.	1,880	5,565
*	Silicon Laboratories, Inc.	3,684	339,591
*	SiTime Corp.	1,270	126,746
	Skyworks Solutions, Inc.	11,053	958,737
*	SMART Global Holdings, Inc.	6,946	95,160
#*	SolarEdge Technologies, Inc.	1,447	109,900
*	SolarWinds Corp.	16,866	155,336
#*	SoundThinking, Inc.	600	9,054
*	Splunk, Inc.	1,241	182,626
*	Sprinklr, Inc., Class A	5,977	81,227
*	SPS Commerce, Inc.	1,755	281,397
*	Stratasys Ltd.	12,231	124,389
*	Super Micro Computer, Inc.	7,652	1,832,424
*	Synaptics, Inc.	5,180	433,359
*	Synopsys, Inc.	1,621	760,962
#	Taitron Components, Inc., Class A	1,898	6,453
	TD SYNNEX Corp.	9,963	913,408
	TE Connectivity Ltd.	14,289	1,683,959
*	Teledyne Technologies, Inc.	2,206	826,346
*	Teradata Corp.	11,043	471,757
	Teradyne, Inc.	11,001	916,053
	Texas Instruments, Inc.	34,063	4,837,287
*	Trimble, Inc.	11,115	523,850
*	Trio-Tech International	100	681
*	TTM Technologies, Inc.	21,137	242,864
*	Twilio, Inc., Class A	15,037	770,797
*	Tyler Technologies, Inc.	1,127	420,258
#*	UiPath, Inc., Class A	38,652	600,266
*	Ultra Clean Holdings, Inc.	8,922	212,879
#*	Unity Software, Inc.	22,552	572,144
	Universal Display Corp.	3,641	506,754
*	Veeco Instruments, Inc.	8,733	209,068
*	Verint Systems, Inc.	8,238	154,957
*	VeriSign, Inc.	4,029	804,430
#*	Viasat, Inc.	8,850	163,194
*	Viavi Solutions, Inc.	29,483	229,378
	Vishay Intertechnology, Inc.	22,767	506,338
*	Vishay Precision Group, Inc.	1,676	50,146
*	VMware, Inc., Class A	2,091	304,554
	Vontier Corp.	25,529	754,637
*	Western Digital Corp.	18,173	729,646
#*	Wolfspeed, Inc.	5,199	175,934
*	Workday, Inc., Class A	1,069	226,318
	Xerox Holdings Corp.	18,300	234,972
*	Xperi, Inc.	4,462	37,882
*	Yext, Inc.	4,723	28,480
*	Zebra Technologies Corp., Class A	3,423	716,879
*	Zoom Video Communications, Inc., Class A	7,405	444,152
*	Zscaler, Inc.	501	79,504

TOTAL INFORMATION TECHNOLOGY			379,944,028

MATERIALS — (4.5%)
	Albemarle Corp.	6,834	866,415
*	Alto Ingredients, Inc.	10,500	43,680
	Amcor PLC	102,787	913,776
	American Vanguard Corp.	4,707	44,058

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	AptarGroup, Inc.	7,061	$863,348
	Ashland, Inc.	8,244	631,738
*	ATI, Inc.	9,752	368,333
	Avery Dennison Corp.	8,103	1,410,489
	Avient Corp.	12,540	396,515
*	Axalta Coating Systems Ltd.	33,036	866,534
	Balchem Corp.	3,124	363,134
	Ball Corp.	21,046	1,013,365
	Berry Global Group, Inc.	21,077	1,159,235
#*	Bioceres Crop Solutions Corp.	1,800	19,872
	Carpenter Technology Corp.	6,731	422,168
#	Celanese Corp.	6,992	800,654
	Chemours Co.	21,659	522,199
*	Clearwater Paper Corp.	2,420	81,820
#*	Coeur Mining, Inc.	52,426	131,589
	Commercial Metals Co.	17,936	758,513
	Compass Minerals International, Inc.	2,492	61,403
*	Core Molding Technologies, Inc.	1,483	37,935
	Corteva, Inc.	28,402	1,367,272
	Crown Holdings, Inc.	16,544	1,333,446
	Dow, Inc.	51,463	2,487,721
	DuPont de Nemours, Inc.	25,522	1,860,043
	Eastman Chemical Co.	12,649	945,260
	Ecolab, Inc.	4,645	779,152
*	Ecovyst, Inc.	20,478	188,398
	Element Solutions, Inc.	39,809	725,718
#	Flexible Solutions International, Inc.	3,105	6,179
	FMC Corp.	8,230	437,836
	Fortitude Gold Corp.	2,144	12,650
	Freeport-McMoRan, Inc.	52,074	1,759,060
	FutureFuel Corp.	5,733	37,551
#*	Gatos Silver, Inc.	4,319	21,034
	Graphic Packaging Holding Co.	47,460	1,020,865
	Greif, Inc., Class A	4,024	255,524
	Greif, Inc., Class B	2,718	174,115
	Hawkins, Inc.	3,498	200,890
	Haynes International, Inc.	1,922	82,694
	HB Fuller Co.	8,435	557,975
	Hecla Mining Co.	75,093	305,629
	Huntsman Corp.	24,458	570,605
#††	Ikonics Corp.	1,200	780
*	Ingevity Corp.	6,013	242,204
	Innospec, Inc.	3,617	354,466
#	International Flavors & Fragrances, Inc.	10,751	734,831
	International Paper Co.	26,362	889,190
*	Intrepid Potash, Inc.	1,065	21,183
	Kaiser Aluminum Corp.	1,125	63,900
	Koppers Holdings, Inc.	2,809	102,725
#	Kronos Worldwide, Inc.	5,041	34,783
	Linde PLC	14,927	5,704,502
#*	Livent Corp.	19,226	280,507
	Louisiana-Pacific Corp.	14,189	727,612
*	LSB Industries, Inc.	13,346	121,582
	LyondellBasell Industries NV, Class A	28,407	2,563,448
	Martin Marietta Materials, Inc.	3,043	1,244,404
	Materion Corp.	3,754	364,063
#	Mercer International, Inc.	9,632	76,478
	Minerals Technologies, Inc.	5,497	297,168
	Mosaic Co.	28,502	925,745

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#*	MP Materials Corp.	13,414	$219,990
	Myers Industries, Inc.	5,581	93,593
	NewMarket Corp.	1,553	748,779
	Newmont Corp.	44,347	1,661,682
	Nexa Resources SA	8,788	52,640
	Northern Technologies International Corp.	1,079	13,477
	Nucor Corp.	21,412	3,164,479
*	O-I Glass, Inc.	25,029	386,698
	Packaging Corp. of America	9,177	1,404,540
	Pactiv Evergreen, Inc.	2,256	19,447
#*	Piedmont Lithium, Inc.	1,088	29,887
	PPG Industries, Inc.	10,700	1,313,639
#	Quaker Chemical Corp.	1,697	243,893
*	Rayonier Advanced Materials, Inc.	15,838	43,871
	Reliance Steel & Aluminum Co.	7,747	1,970,682
††	Resolute Forest Products, Inc.	12,553	6,684
	Royal Gold, Inc.	5,346	557,748
	RPM International, Inc.	13,886	1,267,375
	Ryerson Holding Corp.	5,064	147,109
	Schnitzer Steel Industries, Inc., Class A	5,467	124,156
	Sealed Air Corp.	14,460	445,223
	Sensient Technologies Corp.	6,028	340,100
	Sherwin-Williams Co.	9,846	2,345,416
#	Silgan Holdings, Inc.	18,127	726,168
	Sonoco Products Co.	14,729	763,110
#	Southern Copper Corp.	5,806	411,645
	Steel Dynamics, Inc.	27,949	2,976,848
	Stepan Co.	3,841	287,307
*	Summit Materials, Inc., Class A	14,945	491,691
	Sylvamo Corp.	5,906	261,636
*	TimkenSteel Corp.	7,002	142,351
	Tredegar Corp.	4,800	21,504
	TriMas Corp.	7,022	170,003
	Trinseo PLC	3,565	22,067
	Tronox Holdings PLC	25,169	269,057
	U.S. Lime & Minerals, Inc.	600	118,794
	Vulcan Materials Co.	6,953	1,366,195
	Westlake Corp.	304	35,069
	Westrock Co.	26,523	952,971
	Worthington Industries, Inc.	9,015	555,504

TOTAL MATERIALS			67,828,989

REAL ESTATE — (0.5%)
#*	AMREP Corp.	1,504	25,102
*	Anywhere Real Estate, Inc.	15,400	71,918
*	CBRE Group, Inc., Class A	16,592	1,150,489
#*	Compass, Inc., Class A	59,668	118,143
*	CoStar Group, Inc.	15,966	1,172,064
#*	Cushman & Wakefield PLC	49,537	365,088
	Douglas Elliman, Inc.	6,720	11,894
*	Forestar Group, Inc.	6,507	154,541
*	FRP Holdings, Inc.	1,450	77,995
*	Howard Hughes Holdings, Inc.	8,275	548,881
*	Jones Lang LaSalle, Inc.	5,248	671,324
	Kennedy-Wilson Holdings, Inc.	40,201	517,387
	Marcus & Millichap, Inc.	6,899	198,001
	Newmark Group, Inc., Class A	24,576	139,346
*	Opendoor Technologies, Inc.	86,505	164,359
*	Rafael Holdings, Inc., Class B	1,879	3,345

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
	RE/MAX Holdings, Inc., Class A	4,713	$50,712
	RMR Group, Inc., Class A	2,582	58,147
	St. Joe Co.	7,837	365,518
*	Stratus Properties, Inc.	889	22,821
*	Tejon Ranch Co.	3,436	53,327
*	Zillow Group, Inc., Class A	5,612	199,394
*	Zillow Group, Inc., Class C	15,736	570,430

TOTAL REAL ESTATE			6,710,226

UTILITIES — (1.0%)
	American States Water Co.	4,161	324,766
	American Water Works Co., Inc.	6,942	816,726
#	Artesian Resources Corp., Class A	900	35,370
	Atmos Energy Corp.	6,376	686,440
#	Avangrid, Inc.	4,875	145,616
#	Brookfield Renewable Corp., Class A	13,254	301,661
#	California Water Service Group	4,692	228,407
	CenterPoint Energy, Inc.	15,599	419,301
	Chesapeake Utilities Corp.	1,966	174,207
	Clearway Energy, Inc., Class A	4,357	88,752
	Clearway Energy, Inc., Class C	7,141	155,031
	Consolidated Edison, Inc.	11,925	1,046,896
#	Consolidated Water Co. Ltd.	959	28,310
	Constellation Energy Corp.	12,615	1,424,486
	Edison International	12,623	796,006
	Essential Utilities, Inc.	13,988	468,039
	Eversource Energy	11,606	624,287
	Exelon Corp.	28,433	1,107,181
	Genie Energy Ltd., Class B	1,601	31,764
	Global Water Resources, Inc.	1,500	15,795
	Middlesex Water Co.	1,498	95,168
#*	Montauk Renewables, Inc.	3,468	34,888
	New Jersey Resources Corp.	14,903	604,764
	Northwest Natural Holding Co.	2,744	100,732
	NRG Energy, Inc.	16,666	706,305
#	ONE Gas, Inc.	3,622	218,769
#	Ormat Technologies, Inc.	7,776	478,535
*	PG&E Corp.	46,929	764,943
	PNM Resources, Inc.	3,041	128,513
	Public Service Enterprise Group, Inc.	14,972	923,024
#*	Pure Cycle Corp.	3,694	35,315
	RGC Resources, Inc.	150	2,346
	Sempra	11,268	789,098
	SJW Group	2,694	168,321
#	Southwest Gas Holdings, Inc.	4,256	249,444
#	Spire, Inc.	4,326	240,655
#*	Sunnova Energy International, Inc.	12,870	117,503
	UGI Corp.	9,363	194,750
	Unitil Corp.	1,532	69,966
	York Water Co.	1,162	41,913

TOTAL UTILITIES			14,883,993

TOTAL COMMON STOCKS			1,454,351,027

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%.	1,025	22,222

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	3,380	$90,111

	TOTAL PREFERRED STOCKS		112,333

	TOTAL INVESTMENT SECURITIES (Cost $812,833,547)		1,454,463,360

	TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	3,214,447	3,214,447

	SECURITIES LENDING COLLATERAL — (3.3%)
@»§	The DFA Short Term Investment Fund	4,293,912	49,667,684

	TOTAL INVESTMENTS — (100.0%) (Cost $865,716,202)		$1,507,345,491

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$114,951,609	$10,418	—		$114,962,027
Consumer Discretionary	178,520,589	—	—		178,520,589
Consumer Staples	81,872,663	16,284	—		81,888,947
Energy	51,884,627	—	—		51,884,627
Financials	248,184,139	—	—		248,184,139
Health Care	81,569,965	794,756	$73,526		82,438,247
Industrials	227,104,970	—	245		227,105,215
Information Technology	379,896,822	47,206	—		379,944,028
Materials	67,821,525	—	7,464		67,828,989
Real Estate	6,710,226	—	—		6,710,226
Utilities	14,883,993	—	—		14,883,993
Preferred Stocks
Communication Services	22,222	—	—		22,222
Industrials	90,111	—	—		90,111
Temporary Cash Investments	3,214,447	—	—		3,214,447
Securities Lending Collateral	—	49,667,684	—		49,667,684

TOTAL	$1,456,727,908	$50,536,348	$81,235	^	$1,507,345,491

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (9.1%)
*	Alphabet, Inc., Class A	738,387	$91,619,059
*	Alphabet, Inc., Class C	682,120	85,469,636
*	Altice USA, Inc., Class A	56,290	162,678
*	AMC Networks, Inc., Class A	11,720	138,296
*	Angi, Inc.	11,359	18,288
	AT&T, Inc.	47,249	727,635
*	Atlanta Braves Holdings, Inc., Class C	10,144	352,808
	ATN International, Inc.	2,915	90,219
*	Boston Omaha Corp., Class A	12,683	180,479
*	Bumble, Inc., Class A	31,032	417,070
	Cable One, Inc.	1,502	825,905
*	Cargurus, Inc.	24,707	425,702
*	Cars.com, Inc.	38,098	580,233
*	Charter Communications, Inc., Class A	15,147	6,101,212
*	Cinemark Holdings, Inc.	17,670	291,378
	Cogent Communications Holdings, Inc.	2,374	154,263
	Comcast Corp., Class A	733,926	30,303,805
*	Consolidated Communications Holdings, Inc.	4,371	18,227
*	Daily Journal Corp.	490	142,536
#*	DISH Network Corp., Class A	61,709	302,374
	Electronic Arts, Inc.	41,825	5,177,517
	Entravision Communications Corp., Class A	22,631	81,019
*	Eventbrite, Inc., Class A	10,933	90,525
#*	EverQuote, Inc., Class A	3,400	29,206
*	EW Scripps Co., Class A	32,768	179,241
	Fox Corp., Class A	65,301	1,984,497
	Fox Corp., Class B	50,306	1,404,040
*»	GCI Liberty, Inc.	12,454	11,264
	Gray Television, Inc.	44,374	289,318
*	IDT Corp., Class B	7,865	220,613
*	iHeartMedia, Inc., Class A	43,767	102,852
*	Integral Ad Science Holding Corp.	30,967	355,501
	Interpublic Group of Cos., Inc.	169,705	4,819,622
	Iridium Communications, Inc.	43,710	1,619,456
	John Wiley & Sons, Inc., Class A	22,788	689,793
	John Wiley & Sons, Inc., Class B	200	5,826
*	Liberty Broadband Corp., Class A	2,289	190,719
*	Liberty Broadband Corp., Class C	18,964	1,579,891
	Liberty Media Corp.-Liberty Formula One, Class A	3,430	197,397
*	Liberty Media Corp.-Liberty Formula One, Class C	27,819	1,799,611
	Liberty Media Corp.-Liberty Live, Class A	5,315	166,041
*	Liberty Media Corp.-Liberty Live, Class C	12,804	408,063
	Liberty Media Corp.-Liberty SiriusXM, Class A	20,678	506,404
*	Liberty Media Corp.-Liberty SiriusXM, Class C	46,456	1,140,495
#*	Lions Gate Entertainment Corp., Class A	8,322	65,411
*	Lions Gate Entertainment Corp., Class B	1,096	8,176
*	Live Nation Entertainment, Inc.	22,695	1,816,054
*	Madison Square Garden Entertainment Corp.	9,147	278,801
*	Madison Square Garden Sports Corp.	3,176	534,013
#*	Magnite, Inc.	90,177	598,775
*	Match Group, Inc.	73,702	2,550,089
*	Meta Platforms, Inc., Class A	482,884	145,478,463
*	Netflix, Inc.	42,854	17,642,563
	New York Times Co., Class A	49,129	1,980,390
	News Corp., Class A	93,525	1,934,097

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	News Corp., Class B	46,998	$1,007,637
	Nexstar Media Group, Inc.	19,205	2,690,236
	Omnicom Group, Inc.	79,884	5,984,110
	Paramount Global, Class A	1,311	18,223
#	Paramount Global, Class B	150,755	1,640,214
*	Pinterest, Inc., Class A	22,609	675,557
*	Playtika Holding Corp.	34,041	285,944
*	PubMatic, Inc., Class A	25,957	292,535
*	QuinStreet, Inc.	28,700	324,597
#*	ROBLOX Corp., Class A	38,058	1,210,625
	Scholastic Corp.	17,695	652,946
	Shenandoah Telecommunications Co.	5,787	136,920
	Shutterstock, Inc.	23,133	941,050
#	Sinclair, Inc.	25,764	280,055
#	Sirius XM Holdings, Inc.	208,535	892,530
#*	Snap, Inc., Class A	59,047	591,060
#*	Sphere Entertainment Co.	9,147	301,028
*	Spotify Technology SA	21,828	3,596,381
*	Stagwell, Inc., Class A	78,873	324,957
*	Take-Two Interactive Software, Inc.	30,085	4,023,869
*	TechTarget, Inc.	6,809	171,451
	TEGNA, Inc.	67,798	983,749
*	Thryv Holdings, Inc.	23,950	417,449
	TKO Group Holdings, Inc.	9,617	788,402
*	T-Mobile U.S., Inc.	5,088	731,960
	Townsquare Media, Inc., Class A	1,712	14,723
*	Trade Desk, Inc., Class A	20,170	1,431,263
*	Travelzoo	800	5,624
*	TripAdvisor, Inc.	34,980	516,305
*	TrueCar, Inc.	6,841	12,519
	Verizon Communications, Inc.	635,494	22,324,904
*	Vimeo, Inc.	9,213	28,376
*	Walt Disney Co.	187,908	15,331,414
*	Warner Bros Discovery, Inc.	310,415	3,085,525
	Warner Music Group Corp., Class A	14,501	453,881
*	WideOpenWest, Inc.	43,589	306,867
*	Yelp, Inc.	23,492	991,128
*	Zedge, Inc., Class B	148	284
*	Ziff Davis, Inc.	20,674	1,249,950
*	ZoomInfo Technologies, Inc., Class A	102,399	1,327,091

TOTAL COMMUNICATION SERVICES			490,300,885

CONSUMER DISCRETIONARY — (12.3%)
*	1-800-Flowers.com, Inc., Class A	16,230	121,887
#*	2U, Inc.	23,275	49,343
	Aaron’s Co., Inc.	9,065	67,172
*	Abercrombie & Fitch Co., Class A	23,151	1,408,044
	Academy Sports & Outdoors, Inc.	27,472	1,231,844
#	Acushnet Holdings Corp.	27,826	1,418,013
*	Adient PLC	27,499	926,441
#	ADT, Inc.	172,416	975,875
*	Adtalem Global Education, Inc.	7,634	395,441
#	Advance Auto Parts, Inc.	15,860	825,196
*	Airbnb, Inc., Class A	51,613	6,105,302
*	Amazon.com, Inc.	825,864	109,914,240
	American Eagle Outfitters, Inc.	81,215	1,418,826
#*	America’s Car-Mart, Inc.	3,515	235,435
*	Aptiv PLC	37,641	3,282,295
	Aramark	61,393	1,653,313

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Arko Corp.	39,867	$300,996
*	Asbury Automotive Group, Inc.	12,544	2,400,545
	Autoliv, Inc.	20,475	1,876,534
*	AutoNation, Inc.	29,230	3,802,238
*	AutoZone, Inc.	2,759	6,834,402
	Bassett Furniture Industries, Inc.	1,000	15,390
	Bath & Body Works, Inc.	64,995	1,927,102
*	Beazer Homes USA, Inc.	16,885	408,448
	Best Buy Co., Inc.	80,094	5,351,881
#	Big Lots, Inc.	8,782	40,046
*	Biglari Holdings, Inc., Class A	4	2,939
*	BJ’s Restaurants, Inc.	5,090	130,915
	Bloomin’ Brands, Inc.	13,734	320,552
*	Booking Holdings, Inc.	6,994	19,510,183
*	Boot Barn Holdings, Inc.	10,800	750,600
	BorgWarner, Inc.	78,662	2,902,628
*	Bright Horizons Family Solutions, Inc.	8,118	601,219
*	Brinker International, Inc.	3,076	104,338
	Brunswick Corp.	26,016	1,807,332
	Buckle, Inc.	27,372	924,352
*	Burlington Stores, Inc.	11,293	1,366,792
	Caleres, Inc.	28,300	723,914
#	Camping World Holdings, Inc., Class A	14,706	246,326
*	Capri Holdings Ltd.	58,450	2,991,471
*	CarMax, Inc.	52,761	3,223,169
*	CarParts.com, Inc.	14,000	39,620
	Carriage Services, Inc.	400	8,640
#	Carter’s, Inc.	18,907	1,269,794
*	Carvana Co., Class A	18,724	505,548
	Cato Corp., Class A	7,874	56,142
*	Cavco Industries, Inc.	3,956	987,062
	Century Communities, Inc.	26,771	1,646,416
#	Cheesecake Factory, Inc.	16,100	500,227
*	Chegg, Inc.	58,923	443,690
*	Chewy, Inc., Class A	12,822	247,849
*	Chico’s FAS, Inc.	61,225	457,963
#*	Children’s Place, Inc.	5,764	157,761
*	Chipotle Mexican Grill, Inc.	2,507	4,869,095
	Choice Hotels International, Inc.	1,100	121,550
*	Chuy’s Holdings, Inc.	6,014	202,431
*	Citi Trends, Inc.	4,712	113,559
#	Columbia Sportswear Co.	22,733	1,677,695
*	Conn’s, Inc.	10,463	30,866
*	Container Store Group, Inc.	5,742	10,623
#	Cracker Barrel Old Country Store, Inc.	1,906	126,482
*	Crocs, Inc.	4,132	369,070
	Crown Crafts, Inc.	1,603	6,749
*	Culp, Inc.	400	2,188
	Dana, Inc.	39,627	454,918
*	Dave & Buster’s Entertainment, Inc.	2,953	103,178
*	Deckers Outdoor Corp.	12,264	7,322,344
*	Denny’s Corp.	6,774	58,392
	Designer Brands, Inc., Class A	23,730	239,910
*	Destination XL Group, Inc.	11,516	47,907
#	Dick’s Sporting Goods, Inc.	28,313	3,028,075
#	Dillard’s, Inc., Class A	6,066	1,883,190
	Dine Brands Global, Inc.	2,815	138,751
	Domino’s Pizza, Inc.	1,212	410,856
*	DoorDash, Inc., Class A	60,959	4,568,877

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dorman Products, Inc.	6,159	$382,967
	DR Horton, Inc.	122,070	12,744,108
*	DraftKings, Inc., Class A	36,786	1,016,029
*	Duluth Holdings, Inc., Class B	2,885	14,512
	eBay, Inc.	148,879	5,840,523
*	El Pollo Loco Holdings, Inc.	8,900	74,315
	Escalade, Inc.	1,044	17,790
	Ethan Allen Interiors, Inc.	10,184	267,432
*	Etsy, Inc.	34,653	2,158,882
*	Everi Holdings, Inc.	14,851	160,242
*	Expedia Group, Inc.	40,859	3,893,454
#*	Figs, Inc., Class A	33,945	187,037
*	Five Below, Inc.	14,838	2,581,515
	Flexsteel Industries, Inc.	1,661	32,074
#*	Floor & Decor Holdings, Inc., Class A	25,162	2,073,349
#	Foot Locker, Inc.	89,028	1,868,698
	Ford Motor Co.	601,712	5,866,692
*	Fossil Group, Inc.	8,725	13,611
*	Fox Factory Holding Corp.	4,772	388,775
*	Frontdoor, Inc.	18,224	527,220
#*	Funko, Inc., Class A	10,642	82,050
#*	GameStop Corp., Class A	36,995	509,421
	Gap, Inc.	125,447	1,605,722
	Garmin Ltd.	27,451	2,814,551
	General Motors Co.	166,897	4,706,495
*	Genesco, Inc.	5,487	150,399
	Gentex Corp.	51,510	1,477,307
*	Gentherm, Inc.	9,394	377,827
	Genuine Parts Co.	44,561	5,742,130
*	G-III Apparel Group Ltd.	20,911	534,276
*	GoPro, Inc., Class A	45,451	114,082
	Graham Holdings Co., Class B	741	428,832
*	Green Brick Partners, Inc.	19,788	765,796
	Group 1 Automotive, Inc.	10,400	2,624,232
	Guess?, Inc.	39,648	852,432
	H&R Block, Inc.	28,812	1,182,733
	Hamilton Beach Brands Holding Co., Class A	2,900	35,728
	Hanesbrands, Inc.	97,553	408,747
	Harley-Davidson, Inc.	59,826	1,606,328
#	Hasbro, Inc.	56,957	2,571,609
	Haverty Furniture Cos., Inc.	9,089	236,768
#*	Helen of Troy Ltd.	7,531	740,448
	Hibbett, Inc.	7,948	366,164
*	Hilton Grand Vacations, Inc.	3,575	128,521
	Home Depot, Inc.	163,348	46,503,542
	Hooker Furnishings Corp.	4,239	70,876
*	Hovnanian Enterprises, Inc., Class A	1,200	83,376
	Installed Building Products, Inc.	15,704	1,753,666
	International Game Technology PLC	41,844	1,063,674
*	iRobot Corp.	9,694	319,223
	Jack in the Box, Inc.	3,060	193,331
	Johnson Outdoors, Inc., Class A	4,369	207,746
	KB Home	49,972	2,208,762
#	Kohl’s Corp.	50,405	1,136,633
#	Kontoor Brands, Inc.	18,995	882,318
	Lakeland Industries, Inc.	1,175	17,167
*	Lands’ End, Inc.	28,308	177,774
	Las Vegas Sands Corp.	8,669	411,431
	La-Z-Boy, Inc.	19,269	563,426

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lazydays Holdings, Inc.	3,490	$22,022
#	LCI Industries	10,744	1,165,617
	Lear Corp.	20,731	2,690,055
	Leggett & Platt, Inc.	11,650	272,960
	Lennar Corp., Class A	75,294	8,032,364
#	Lennar Corp., Class B	6,491	640,078
#*	Leslie’s, Inc.	44,212	218,407
#	Levi Strauss & Co., Class A	19,663	268,793
*	LGI Homes, Inc.	13,820	1,306,128
*	Life Time Group Holdings, Inc.	24,503	289,625
	Lifetime Brands, Inc.	8,691	46,410
#*	Light & Wonder, Inc.	8,548	624,944
*	Lincoln Educational Services Corp.	4,082	34,901
	Lithia Motors, Inc.	19,978	4,838,871
	LKQ Corp.	61,522	2,702,046
#*	LL Flooring Holdings, Inc.	6,809	22,061
#*	Lovesac Co.	17,623	290,075
	Lowe’s Cos., Inc.	72,747	13,863,396
*	Lululemon Athletica, Inc.	29,526	11,617,890
*	M/I Homes, Inc.	4,720	387,370
#	Macy’s, Inc.	146,492	1,784,273
*	Malibu Boats, Inc., Class A	11,567	504,553
	Marine Products Corp.	15,321	149,227
*	MarineMax, Inc.	9,769	267,475
*	MasterCraft Boat Holdings, Inc.	14,511	296,605
*	Mattel, Inc.	116,913	2,230,700
	McDonald’s Corp.	66,182	17,350,935
	MDC Holdings, Inc.	34,275	1,300,736
	Meritage Homes Corp.	7,013	799,622
	MGM Resorts International	8,144	284,388
*	Modine Manufacturing Co.	13,597	537,081
	Monro, Inc.	25,034	621,344
*	Motorcar Parts of America, Inc.	1,259	9,090
	Movado Group, Inc.	6,505	181,229
	Murphy USA, Inc.	12,509	4,536,889
	Nathan’s Famous, Inc.	200	13,092
*	National Vision Holdings, Inc.	26,510	411,965
	Newell Brands, Inc.	138,193	928,657
	NIKE, Inc., Class B	214,659	22,060,505
#	Nordstrom, Inc.	55,403	774,534
*	NVR, Inc.	1,342	7,263,736
*	ODP Corp.	17,516	786,819
*	Ollie’s Bargain Outlet Holdings, Inc.	18,614	1,437,745
*	OneSpaWorld Holdings Ltd.	18,352	192,329
#*	OneWater Marine, Inc., Class A	1,092	24,712
*	O’Reilly Automotive, Inc.	8,979	8,354,421
#*	Overstock.com, Inc.	13,014	203,018
	Oxford Industries, Inc.	6,487	547,503
#	Papa John’s International, Inc.	6,127	398,378
	Patrick Industries, Inc.	1,747	131,287
#*	Penn Entertainment, Inc.	17,714	349,497
	Penske Automotive Group, Inc.	36,841	5,271,210
	PetMed Express, Inc.	3,207	22,096
	Phinia, Inc.	15,732	407,144
*	Planet Fitness, Inc., Class A	19,850	1,097,109
*	PlayAGS, Inc.	2,600	18,564
	Polaris, Inc.	27,720	2,395,562
	Pool Corp.	7,208	2,276,070
*	Portillo’s, Inc., Class A	7,769	116,147

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PulteGroup, Inc.	85,827	$6,316,009
	PVH Corp.	23,408	1,740,385
#*	QuantumScape Corp.	12,361	64,524
	Ralph Lauren Corp.	15,762	1,773,698
	RCI Hospitality Holdings, Inc.	2,033	110,819
#*	Revolve Group, Inc.	18,410	253,138
#*	RH	5,055	1,101,788
#*	Rivian Automotive, Inc., Class A	129,474	2,100,068
	Rocky Brands, Inc.	2,430	29,840
	Ross Stores, Inc.	75,466	8,751,792
*	Sally Beauty Holdings, Inc.	53,031	450,763
	Service Corp. International.	37,721	2,052,777
*	Shake Shack, Inc., Class A	3,930	220,237
	Shoe Carnival, Inc.	11,453	262,045
	Signet Jewelers Ltd.	23,499	1,640,935
*	Six Flags Entertainment Corp.	12,610	250,939
*	Skechers USA, Inc., Class A	30,771	1,483,778
*	Skyline Champion Corp.	25,852	1,515,703
*	Sleep Number Corp.	6,945	112,995
*	Solo Brands, Inc., Class A	3,601	13,864
	Sonic Automotive, Inc., Class A	11,575	553,864
*	Sonos, Inc.	35,916	387,174
#*	Sportsman’s Warehouse Holdings, Inc.	8,400	42,756
	Standard Motor Products, Inc.	15,244	532,473
	Starbucks Corp.	60,374	5,568,898
	Steven Madden Ltd.	21,062	690,623
*	Stitch Fix, Inc., Class A	29,960	98,269
*	Stoneridge, Inc.	8,307	135,155
	Superior Group of Cos., Inc.	2,597	20,776
	Tapestry, Inc.	124,113	3,420,554
*	Taylor Morrison Home Corp.	85,510	3,276,743
	Tempur Sealy International, Inc.	54,041	2,157,857
*	Tesla, Inc.	332,058	66,690,529
	Texas Roadhouse, Inc.	8,309	843,696
#	Thor Industries, Inc.	25,440	2,236,939
*	Tile Shop Holdings, Inc.	2,540	13,945
*	Tilly’s, Inc., Class A	9,904	80,222
	TJX Cos., Inc.	170,315	14,999,642
	Toll Brothers, Inc.	56,111	3,967,609
*	TopBuild Corp.	17,025	3,894,639
*	Topgolf Callaway Brands Corp.	132,118	1,614,482
#	Tractor Supply Co.	25,064	4,826,324
	Travel & Leisure Co.	12,488	424,967
*	Tri Pointe Homes, Inc.	74,908	1,877,194
*	Ulta Beauty, Inc.	14,001	5,338,721
*	Under Armour, Inc., Class A	71,494	489,734
*	Under Armour, Inc., Class C	77,263	496,801
*	Universal Electronics, Inc.	3,365	26,415
*	Universal Technical Institute, Inc.	2,800	24,444
	Upbound Group, Inc.	21,327	555,782
*	Urban Outfitters, Inc.	55,299	1,914,451
	Vail Resorts, Inc.	1,884	399,879
	Valvoline, Inc.	62,444	1,852,713
*	Vera Bradley, Inc.	19,800	144,936
#	VF Corp.	97,011	1,428,972
#*	Victoria’s Secret & Co.	24,215	432,964
*	Visteon Corp.	9,352	1,076,696
*	Vizio Holding Corp., Class A	64,173	326,641
*	VOXX International Corp.	7,000	64,190

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Wayfair, Inc., Class A	32,019	$1,364,330
	Wendy’s Co.	45,154	858,829
	Weyco Group, Inc.	1,334	38,579
	Whirlpool Corp.	17,219	1,800,419
#	Williams-Sonoma, Inc.	31,963	4,802,121
	Wingstop, Inc.	6,721	1,228,397
	Winmark Corp.	1,315	530,366
	Winnebago Industries, Inc.	13,995	811,010
	Wolverine World Wide, Inc.	16,196	130,378
	Wynn Resorts Ltd.	4,093	359,284
#*	YETI Holdings, Inc.	48,148	2,047,253
	Yum! Brands, Inc.	33,004	3,988,863
*	Zumiez, Inc.	11,415	187,548

TOTAL CONSUMER DISCRETIONARY			663,457,568

CONSUMER STAPLES — (6.0%)
	Albertsons Cos., Inc., Class A	41,338	897,035
	Andersons, Inc.	9,289	465,658
	B&G Foods, Inc.	4,822	38,914
#*	Beauty Health Co.	93,493	378,647
*	BellRing Brands, Inc.	46,495	2,033,226
*	BJ’s Wholesale Club Holdings, Inc.	45,133	3,074,460
*	Boston Beer Co., Inc. , Class A	1,743	582,075
#	Brown-Forman Corp., Class A	11,275	647,410
#	Brown-Forman Corp., Class B	47,065	2,643,170
	Calavo Growers, Inc.	4,029	102,095
	Campbell Soup Co.	27,744	1,121,135
	Casey’s General Stores, Inc.	15,950	4,336,964
*	Celsius Holdings, Inc.	7,528	1,144,934
*	Central Garden & Pet Co.	2,583	112,696
*	Central Garden & Pet Co., Class A	9,918	393,645
*	Chefs’ Warehouse, Inc.	15,442	293,861
	Church & Dwight Co., Inc.	44,430	4,040,464
	Clorox Co.	17,821	2,097,532
	Coca-Cola Co.	581,190	32,831,423
	Coca-Cola Consolidated, Inc.	3,753	2,388,447
	Colgate-Palmolive Co.	96,383	7,240,291
	Constellation Brands, Inc., Class A	16,795	3,932,549
	Costco Wholesale Corp.	75,825	41,888,763
*	Coty, Inc., Class A	335,750	3,145,977
*	Darling Ingredients, Inc.	24,005	1,063,181
	Dollar General Corp.	34,986	4,164,733
*	Dollar Tree, Inc.	39,112	4,344,952
*	Duckhorn Portfolio, Inc.	27,257	284,291
	Edgewell Personal Care Co.	22,005	767,974
*	elf Beauty, Inc.	17,014	1,576,007
#	Energizer Holdings, Inc.	13,561	428,256
	Estee Lauder Cos., Inc., Class A	42,739	5,507,775
	Flowers Foods, Inc.	42,641	935,117
*	Fresh Market, Inc.	1,517	0
#*	Freshpet, Inc.	3,803	218,292
	General Mills, Inc.	88,400	5,767,216
*	Grocery Outlet Holding Corp.	29,683	821,329
*	Hain Celestial Group, Inc.	40,275	445,039
#*	Herbalife Ltd.	38,654	550,819
*	Hostess Brands, Inc.	45,830	1,530,722
	Ingles Markets, Inc., Class A	6,895	553,117
	Inter Parfums, Inc.	10,682	1,357,789
	J & J Snack Foods Corp.	1,914	299,752

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	J M Smucker Co.	24,158	$2,750,147
	John B Sanfilippo & Son, Inc.	1,549	158,401
	Kellanova	49,302	2,488,272
	Kenvue, Inc.	546,594	10,166,648
	Keurig Dr Pepper, Inc.	70,028	2,123,949
	Kraft Heinz Co.	101,455	3,191,774
	Kroger Co.	234,479	10,638,312
	Lamb Weston Holdings, Inc.	15,234	1,368,013
	Lancaster Colony Corp.	4,727	799,667
	Lifevantage Corp.	2,374	17,829
	McCormick & Co., Inc.	51,157	3,268,932
	McCormick & Co., Inc.	400	25,700
	Medifast, Inc.	2,326	160,866
*	Monster Beverage Corp.	84,418	4,313,760
*	National Beverage Corp.	18,821	872,918
*	Natural Alternatives International, Inc.	1,014	6,135
	Natural Grocers by Vitamin Cottage, Inc., Class C	2,440	30,671
	Natural Health Trends Corp.	187	1,043
*	Nature’s Sunshine Products, Inc.	900	16,110
	Nu Skin Enterprises, Inc., Class A	47,658	905,025
	Oil-Dri Corp. of America	489	28,010
	PepsiCo, Inc.	121,503	19,839,010
*	Performance Food Group Co.	49,651	2,867,842
*	Post Holdings, Inc.	14,585	1,170,884
	PriceSmart, Inc.	11,338	708,512
	Procter & Gamble Co.	279,145	41,880,124
*	Seneca Foods Corp., Class A	504	27,544
*	Simply Good Foods Co.	16,095	600,183
#*	Sovos Brands, Inc.	1,774	38,514
	SpartanNash Co.	16,618	373,739
	Spectrum Brands Holdings, Inc.	29,095	2,191,435
*	Sprouts Farmers Market, Inc.	58,387	2,453,422
	Sysco Corp.	102,321	6,803,323
	Target Corp.	74,127	8,212,530
	Tootsie Roll Industries, Inc.	7,207	224,210
*	TreeHouse Foods, Inc.	6,481	270,193
*	U.S. Foods Holding Corp.	73,838	2,875,252
*	United Natural Foods, Inc.	50,592	737,631
	United-Guardian, Inc.	1,797	10,692
*	USANA Health Sciences, Inc.	7,047	320,991
	Village Super Market, Inc., Class A	2,601	63,646
*	Vital Farms, Inc.	7,632	84,410
#	Walgreens Boots Alliance, Inc.	215,339	4,539,346
	Walmart, Inc.	218,126	35,643,970
#	Weis Markets, Inc.	12,018	782,372
*	Willamette Valley Vineyards, Inc.	304	1,611
*	WK Kellogg Co.	12,325	123,497

TOTAL CONSUMER STAPLES			322,624,797

ENERGY — (2.6%)
	Adams Resources & Energy, Inc.	101	3,216
	Archrock, Inc.	171,289	2,170,232
	Baker Hughes Co.	232,232	7,993,425
	Cactus, Inc., Class A	16,888	792,723
#*	Centrus Energy Corp., Class A	6,752	358,329
	ChampionX Corp.	125,756	3,873,285
	Cheniere Energy, Inc.	10,634	1,769,710
*	Clean Energy Fuels Corp.	43,049	150,241
	Core Laboratories, Inc.	22,033	471,947

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	CVR Energy, Inc.	58,856	$1,927,534
	Delek U.S. Holdings, Inc.	40,759	1,074,000
*	DMC Global, Inc.	7,575	143,546
*	Dril-Quip, Inc.	26,323	570,156
	EnLink Midstream LLC	64,307	790,333
*	Expro Group Holdings NV	51,234	806,935
*	Forum Energy Technologies, Inc.	10,231	222,729
*	Geospace Technologies Corp.	3,600	43,164
*	Green Plains, Inc.	10,200	299,676
	Halliburton Co.	308,240	12,126,162
*	Helix Energy Solutions Group, Inc.	125,835	1,233,183
	Helmerich & Payne, Inc.	35,043	1,386,651
	HF Sinclair Corp.	87,415	4,841,043
	Liberty Energy, Inc.	112,894	2,224,012
	Marathon Petroleum Corp.	114,034	17,247,642
#*	Nabors Industries Ltd.	2,125	207,485
*	Natural Gas Services Group, Inc.	14,200	208,456
*	Newpark Resources, Inc.	88,168	610,122
#*	Nine Energy Service, Inc.	3,667	12,908
	NOV, Inc.	195,609	3,904,356
*	Oceaneering International, Inc.	78,931	1,735,693
*	Oil States International, Inc.	64,778	470,288
	ONEOK, Inc.	54,026	3,522,495
	Patterson-UTI Energy, Inc.	186,853	2,373,033
	PBF Energy, Inc., Class A	61,141	2,906,032
	Phillips 66	82,330	9,391,383
*	ProPetro Holding Corp.	76,296	799,582
*	REX American Resources Corp.	10,758	408,912
#	RPC, Inc.	127,138	1,057,788
	Schlumberger NV.	328,618	18,290,878
	Select Water Solutions, Inc., Class A	65,163	484,813
	Solaris Oilfield Infrastructure, Inc., Class A	15,130	139,801
	TechnipFMC PLC	273,545	5,886,688
*	TETRA Technologies, Inc.	35,998	170,630
	Texas Pacific Land Corp.	2,022	3,732,511
*	Tidewater, Inc.	17,914	1,224,422
#*	Transocean Ltd.	237,635	1,573,144
*	U.S. Silica Holdings, Inc.	10,175	122,812
*	Valaris Ltd.	9,586	633,059
	Valero Energy Corp.	121,413	15,419,451
*	Weatherford International PLC	30,708	2,858,608
	World Kinect Corp.	46,560	861,360

TOTAL ENERGY			141,526,584

FINANCIALS — (15.7%)
	1st Source Corp.	11,484	523,900
#*	Acacia Research Corp.	4,456	15,997
	ACNB Corp.	674	23,192
	Affiliated Managers Group, Inc.	19,859	2,437,891
#*	Affirm Holdings, Inc.	21,483	378,316
	Aflac, Inc.	130,944	10,228,036
	Allstate Corp.	51,812	6,638,672
	Ally Financial, Inc.	144,750	3,501,502
#	A-Mark Precious Metals, Inc.	12,498	338,446
*	Ambac Financial Group, Inc.	26,507	321,530
	Amerant Bancorp, Inc.	17,767	323,892
*	American Equity Investment Life Holding Co.	58,923	3,120,562
	American Express Co.	98,561	14,392,863
	American Financial Group, Inc.	37,198	4,067,973

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	American International Group, Inc.	189,889	$11,642,095
	American National Bankshares, Inc.	1,300	49,608
	Ameriprise Financial, Inc.	31,775	9,995,462
	Ameris Bancorp	26,452	986,660
	AMERISAFE, Inc.	12,213	622,497
	AmeriServ Financial, Inc.	3,000	7,650
	Aon PLC, Class A	24,485	7,575,659
	Apollo Global Management, Inc.	93,248	7,221,125
*	Arch Capital Group Ltd.	109,663	9,505,589
	Ares Management Corp., Class A	19,661	1,938,378
	Argo Group International Holdings Ltd.	22,504	671,519
	Arrow Financial Corp.	3,205	68,299
	Arthur J Gallagher & Co.	14,220	3,348,668
	Artisan Partners Asset Management, Inc., Class A	26,761	883,113
*	AssetMark Financial Holdings, Inc.	15,779	377,276
	Associated Banc-Corp	59,848	970,136
	Associated Capital Group, Inc., Class A	670	22,539
	Assurant, Inc.	18,171	2,705,662
	Assured Guaranty Ltd.	36,145	2,255,448
#	Atlantic Union Bankshares Corp.	40,511	1,167,122
*	Atlanticus Holdings Corp.	6,885	201,455
*	Avantax, Inc.	3,816	98,491
#*	AvidXchange Holdings, Inc.	25,467	220,035
	Axis Capital Holdings Ltd.	54,623	3,118,973
*	Axos Financial, Inc.	26,620	959,119
#	B Riley Financial, Inc.	9,799	354,822
#	Banc of California, Inc.	21,283	238,582
	BancFirst Corp.	11,358	921,247
*	Bancorp, Inc.	33,743	1,202,938
	Bank of America Corp.	593,476	15,632,158
#	Bank of Hawaii Corp.	14,004	691,658
	Bank of Marin Bancorp	4,276	71,837
	Bank of New York Mellon Corp.	82,506	3,506,505
	Bank OZK	36,765	1,316,555
	BankFinancial Corp.	1,550	13,020
	BankUnited, Inc.	36,351	792,815
	Bankwell Financial Group, Inc.	459	11,232
	Banner Corp.	26,810	1,131,650
	Bar Harbor Bankshares	3,704	92,674
	Berkshire Hills Bancorp, Inc.	13,261	260,048
	BGC Group, Inc., Class A	122,947	721,699
	BlackRock, Inc.	15,683	9,602,387
	Blackstone, Inc.	73,635	6,800,192
*	Block, Inc.	106,104	4,270,686
	BOK Financial Corp.	21,201	1,389,090
	Bread Financial Holdings, Inc.	21,777	588,632
*	Bridgewater Bancshares, Inc.	1,630	15,697
*	Brighthouse Financial, Inc.	35,415	1,604,299
	Brightsphere Investment Group, Inc.	13,581	212,678
	Brookline Bancorp, Inc.	74,346	605,176
	Brown & Brown, Inc.	37,996	2,637,682
#*	BRP Group, Inc., Class A	2,474	51,781
	Business First Bancshares, Inc.	925	18,075
	Byline Bancorp, Inc.	12,751	241,886
	C&F Financial Corp.	202	10,637
	Cadence Bank	66,730	1,413,341
	Cambridge Bancorp	1,841	98,880
	Camden National Corp.	5,650	164,754
*	Cannae Holdings, Inc.	15,701	256,711

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Cantaloupe, Inc.	4,100	$26,978
	Capital City Bank Group, Inc.	7,273	207,790
	Capital One Financial Corp.	62,410	6,321,509
	Capitol Federal Financial, Inc.	69,311	360,417
	Capstar Financial Holdings, Inc.	4,817	73,122
	Carlyle Group, Inc.	67,615	1,862,117
	Cass Information Systems, Inc.	3,680	139,141
	Cathay General Bancorp	31,475	1,067,317
	Cboe Global Markets, Inc.	16,943	2,776,788
	Central Pacific Financial Corp.	8,622	136,055
	Central Valley Community Bancorp	1,512	23,844
#	CF Bankshares, Inc.	1,038	15,830
	Charles Schwab Corp.	176,457	9,182,822
	Chemung Financial Corp.	900	37,152
	Chubb Ltd.	66,669	14,308,501
	Cincinnati Financial Corp.	31,705	3,160,037
	Citigroup, Inc.	140,902	5,564,220
	Citizens & Northern Corp.	1,544	27,946
	Citizens Financial Group, Inc.	84,994	1,991,409
#*	Citizens, Inc.	4,745	14,188
#	City Holding Co.	5,664	514,178
	Civista Bancshares, Inc.	2,072	30,210
	CME Group, Inc.	14,925	3,185,890
	CNA Financial Corp.	12,288	496,435
	CNB Financial Corp.	2,020	36,724
	CNO Financial Group, Inc.	10,578	245,198
*	Coastal Financial Corp.	1,753	65,159
	Codorus Valley Bancorp, Inc.	849	16,657
#	Cohen & Steers, Inc.	15,222	795,197
*	Coinbase Global, Inc., Class A	17,523	1,351,374
	Colony Bankcorp, Inc.	989	9,841
	Columbia Banking System, Inc.	88,586	1,742,487
#*	Columbia Financial, Inc.	45,214	727,945
	Comerica, Inc.	8,693	342,504
	Commerce Bancshares, Inc.	30,698	1,346,414
	Community Bank System, Inc.	15,527	620,304
	Community Trust Bancorp, Inc.	9,403	353,177
	Community West Bancshares	1,400	17,654
	ConnectOne Bancorp, Inc.	20,355	331,583
*	Consumer Portfolio Services, Inc.	2,632	24,346
	Crawford & Co., Class A	2,485	22,738
	Crawford & Co., Class B	33,605	274,553
#*	Credit Acceptance Corp.	4,908	1,975,126
*	CrossFirst Bankshares, Inc.	23,512	248,757
	Cullen/Frost Bankers, Inc.	17,570	1,598,694
*	Customers Bancorp, Inc.	15,155	609,383
	CVB Financial Corp.	38,027	593,982
	Diamond Hill Investment Group, Inc.	1,753	275,396
	Dime Community Bancshares, Inc.	32,475	597,215
	Discover Financial Services	92,239	7,570,977
	Donegal Group, Inc., Class A	14,292	201,803
*	Donnelley Financial Solutions, Inc.	13,002	707,699
	Eagle Bancorp, Inc.	24,950	486,026
	East West Bancorp, Inc.	37,101	1,989,356
	Eastern Bankshares, Inc.	32,108	353,509
*	eHealth, Inc.	11,013	94,492
	Employers Holdings, Inc.	16,115	612,370
*	Encore Capital Group, Inc.	14,337	540,218
*	Enova International, Inc.	17,477	696,983

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Enstar Group Ltd.	8,226	$1,949,315
	Enterprise Bancorp, Inc.	181	4,762
	Enterprise Financial Services Corp.	10,400	361,608
	Equitable Holdings, Inc.	144,228	3,832,138
	Equity Bancshares, Inc., Class A	7,700	186,340
#	Erie Indemnity Co., Class A	13,648	3,769,441
	Esquire Financial Holdings, Inc.	910	41,678
	ESSA Bancorp, Inc.	1,868	31,102
	Essent Group Ltd.	48,964	2,313,059
*	Euronet Worldwide, Inc.	13,691	1,052,016
	Evercore, Inc., Class A	21,277	2,769,840
	Everest Group Ltd.	11,093	4,388,613
	EVERTEC, Inc.	19,414	616,977
#*	EZCORP, Inc., Class A	7,270	59,614
#	F&G Annuities & Life, Inc.	14,226	436,596
	FactSet Research Systems, Inc.	4,781	2,064,866
	Farmers National Banc Corp.	1,526	17,229
	FB Financial Corp.	24,306	713,867
	Federal Agricultural Mortgage Corp., Class C	5,226	776,375
	Federated Hermes, Inc.	40,234	1,275,418
	Fidelity National Financial, Inc.	209,213	8,178,136
	Fidelity National Information Services, Inc.	66,714	3,276,325
	Fifth Third Bancorp	66,107	1,567,397
	Financial Institutions, Inc.	3,311	52,446
	First American Financial Corp.	58,614	3,015,104
	First Bancorp	15,842	459,735
	First BanCorp	90,917	1,213,742
	First Bancorp, Inc.	1,624	38,050
	First Bancshares, Inc.	10,312	249,757
	First Bank	1,606	17,762
	First Busey Corp.	25,205	500,571
	First Business Financial Services, Inc.	1,369	42,028
	First Capital, Inc.	400	9,600
	First Citizens BancShares, Inc., Class A	3,014	4,161,550
	First Commonwealth Financial Corp.	45,475	553,886
	First Community Bankshares, Inc.	6,768	220,975
	First Community Corp.	1,506	26,656
	First Financial Bancorp	54,503	1,008,306
	First Financial Bankshares, Inc.	35,617	856,589
	First Financial Corp.	3,083	106,086
	First Financial Northwest, Inc.	1,300	14,092
	First Foundation, Inc.	16,008	72,676
	First Hawaiian, Inc.	47,843	857,825
	First Horizon Corp.	74,696	802,982
	First Internet Bancorp	909	14,880
	First Interstate BancSystem, Inc., Class A	30,595	705,827
	First Merchants Corp.	16,791	458,562
	First Mid Bancshares, Inc.	350	9,562
	First Northwest Bancorp	817	10,613
	First of Long Island Corp.	12,744	136,871
	First Savings Financial Group, Inc.	714	10,567
	First United Corp.	402	6,585
*	First Western Financial, Inc.	900	12,033
	FirstCash Holdings, Inc.	15,361	1,673,120
*	Fiserv, Inc.	53,932	6,134,765
*	FleetCor Technologies, Inc.	18,187	4,095,167
	Flushing Financial Corp.	19,193	236,842
	FNB Corp.	162,754	1,739,840
	Franklin Financial Services Corp.	387	12,384

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Franklin Resources, Inc.	72,665	$1,656,035
	FS Bancorp, Inc.	1,212	34,990
	Fulton Financial Corp.	69,584	903,896
*	Genworth Financial, Inc., Class A	310,878	1,862,159
	German American Bancorp, Inc.	17,033	465,512
#	Glacier Bancorp, Inc.	37,241	1,124,306
	Global Payments, Inc.	44,855	4,764,498
	Globe Life, Inc.	33,528	3,901,318
	Goldman Sachs Group, Inc.	39,495	11,991,077
#*	Goosehead Insurance, Inc., Class A	896	58,124
	Great Southern Bancorp, Inc.	5,348	265,903
*	Green Dot Corp., Class A	22,267	248,945
	Greene County Bancorp, Inc.	6,632	157,178
	Greenhill & Co., Inc.	3,044	45,082
*	Greenlight Capital Re Ltd., Class A	23,678	264,010
	Guaranty Bancshares, Inc.	581	16,576
	Hamilton Lane, Inc., Class A	10,728	902,439
	Hancock Whitney Corp.	25,126	865,088
	Hanmi Financial Corp.	11,684	171,521
	Hanover Insurance Group, Inc.	18,335	2,149,045
	HarborOne Bancorp, Inc.	17,022	167,496
	Hartford Financial Services Group, Inc.	150,635	11,064,141
	Hawthorn Bancshares, Inc.	713	12,442
#	HCI Group, Inc.	3,180	187,525
	Heartland Financial USA, Inc.	34,070	933,518
#	Hennessy Advisors, Inc.	1,267	8,362
	Heritage Commerce Corp.	21,289	174,144
	Heritage Financial Corp.	12,893	209,769
	Hilltop Holdings, Inc.	10,662	294,484
#	Hingham Institution For Savings The	585	86,919
	HMN Financial, Inc.	600	10,920
	Home Bancorp, Inc.	196	6,717
	Home BancShares, Inc.	64,598	1,321,029
	HomeStreet, Inc.	7,899	38,152
	HomeTrust Bancshares, Inc.	2,385	49,155
	Hope Bancorp, Inc.	59,079	517,532
	Horace Mann Educators Corp.	22,657	718,907
	Horizon Bancorp, Inc.	18,244	173,136
	Houlihan Lokey, Inc.	17,924	1,801,720
	Huntington Bancshares, Inc.	21,955	211,866
*	I3 Verticals, Inc., Class A	1,278	23,963
	IF Bancorp, Inc.	1,300	18,200
	Independent Bank Corp.	16,314	796,123
	Independent Bank Corp.	6,401	127,700
	Independent Bank Group, Inc.	32,773	1,158,526
	Interactive Brokers Group, Inc., Class A	8,838	707,659
	Intercontinental Exchange, Inc.	31,077	3,338,913
	International Bancshares Corp.	24,898	1,091,279
*	International Money Express, Inc.	13,736	219,227
	Invesco Ltd.	120,175	1,558,670
	Investors Title Co.	254	36,528
	Jack Henry & Associates, Inc.	7,460	1,051,785
#	Jackson Financial, Inc., Class A	14,027	514,931
	James River Group Holdings Ltd.	21,155	290,881
	Janus Henderson Group PLC	84,862	1,957,766
	Jefferies Financial Group, Inc.	25,833	831,306
	JPMorgan Chase & Co.	320,139	44,518,529
	Kearny Financial Corp.	33,320	231,241
	Kemper Corp.	30,748	1,226,230

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	KeyCorp.	101,323	$1,035,521
	Kinsale Capital Group, Inc.	5,810	1,940,017
	KKR & Co., Inc.	53,126	2,943,180
	Lake Shore Bancorp, Inc.	663	6,484
	Lakeland Bancorp, Inc.	20,224	228,127
	Lakeland Financial Corp.	11,337	558,347
	Landmark Bancorp, Inc.	526	8,779
	Lazard Ltd., Class A	27,857	773,589
*	LendingClub Corp.	45,786	237,629
*	LendingTree, Inc.	2,645	34,993
	Lincoln National Corp.	70,131	1,526,752
	Live Oak Bancshares, Inc.	19,321	557,411
	Loews Corp.	5,495	351,735
	LPL Financial Holdings, Inc.	35,103	7,881,326
	Luther Burbank Corp.	1,713	13,944
	M&T Bank Corp.	23,493	2,648,836
	Macatawa Bank Corp.	3,313	30,248
	Magyar Bancorp, Inc.	1,343	12,087
*	Maiden Holdings Ltd.	26,869	44,065
#	MainStreet Bancshares, Inc.	515	9,929
*	Markel Group, Inc.	2,439	3,586,598
	MarketAxess Holdings, Inc.	6,426	1,373,558
*	Marqeta, Inc., Class A	66,492	343,764
	Marsh & McLennan Cos., Inc.	44,447	8,429,374
	Mastercard, Inc., Class A	125,721	47,315,098
*	MBIA, Inc.	3,063	21,073
	Mercantile Bank Corp.	5,391	177,580
	Merchants Bancorp	19,746	590,208
	Mercury General Corp.	29,879	922,664
	Meridian Corp.	2,100	21,000
	MetLife, Inc.	124,221	7,454,502
*	Metropolitan Bank Holding Corp.	2,400	77,784
	MGIC Investment Corp.	163,819	2,758,712
	Mid Penn Bancorp, Inc.	12,010	228,911
	Middlefield Banc Corp.	954	24,327
	Midland States Bancorp, Inc.	11,651	254,225
	MidWestOne Financial Group, Inc.	5,831	116,154
#	Moelis & Co., Class A	26,479	1,102,586
	Moody’s Corp.	25,796	7,945,168
	Morgan Stanley	195,438	13,840,919
#	Morningstar, Inc.	12,452	3,153,344
*	Mr Cooper Group, Inc.	33,693	1,904,665
	MSCI, Inc.	13,240	6,243,322
	MVB Financial Corp.	945	18,569
	Nasdaq, Inc.	48,186	2,390,026
	National Bank Holdings Corp., Class A	17,916	558,621
#	National Bankshares, Inc.	507	11,915
	National Western Life Group, Inc., Class A	1,264	605,330
	Navient Corp.	97,570	1,552,339
	NBT Bancorp, Inc.	14,394	481,767
*	NCR Atleos Corp.	33,343	735,547
	Nelnet, Inc., Class A	13,645	1,157,232
	New York Community Bancorp, Inc.	499,867	4,738,739
*	NI Holdings, Inc.	1,652	20,964
*	Nicholas Financial, Inc.	2,510	11,797
	Nicolet Bankshares, Inc.	5,154	375,314
*	NMI Holdings, Inc., Class A	44,940	1,229,109
	Northeast Bank	1,100	52,514
	Northern Trust Corp.	36,686	2,417,974

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	32,316	$277,918
	Northrim BanCorp, Inc.	383	15,975
	Northwest Bancshares, Inc.	71,981	750,042
#	Norwood Financial Corp.	600	15,366
	Oak Valley Bancorp	817	20,384
	OceanFirst Financial Corp.	56,329	713,125
*	Ocwen Financial Corp.	3,051	73,346
	OFG Bancorp	21,592	639,555
	Ohio Valley Banc Corp.	243	5,808
	Old National Bancorp	117,993	1,616,504
	Old Republic International Corp.	160,655	4,398,734
	Old Second Bancorp, Inc.	1,641	22,252
	OneMain Holdings, Inc.	60,968	2,190,580
*	Open Lending Corp., Class A	33,122	198,401
	Oppenheimer Holdings, Inc., Class A	4,778	167,564
	Origin Bancorp, Inc.	5,668	167,716
	Orrstown Financial Services, Inc.	1,386	29,258
*	Oscar Health, Inc., Class A	31,032	158,884
	Pacific Premier Bancorp, Inc.	68,140	1,294,660
	PacWest Bancorp	44,953	318,267
*	Palomar Holdings, Inc.	7,865	393,879
#	Park National Corp.	5,366	544,059
#	Parke Bancorp, Inc.	661	11,131
	Pathfinder Bancorp, Inc.	900	11,538
	Pathward Financial, Inc.	11,998	543,389
*	PayPal Holdings, Inc.	196,248	10,165,646
#*	Paysafe Ltd.	8,377	81,424
	PCB Bancorp	653	10,043
	Peapack-Gladstone Financial Corp.	9,037	211,195
	Penns Woods Bancorp, Inc.	853	17,981
	PennyMac Financial Services, Inc.	21,180	1,423,296
	Peoples Bancorp of North Carolina, Inc.	1,287	28,958
	Peoples Bancorp, Inc.	12,611	347,811
	Peoples Financial Services Corp.	500	19,605
	Pinnacle Financial Partners, Inc.	21,604	1,347,225
	Piper Sandler Cos	7,407	1,035,869
#	PJT Partners, Inc., Class A	4,492	351,993
	Plumas Bancorp	646	22,061
	PNC Financial Services Group, Inc.	25,843	2,958,248
#*	Ponce Financial Group, Inc.	1,223	9,515
	Popular, Inc.	31,365	2,039,980
*	PRA Group, Inc.	32,403	398,881
	Preferred Bank	6,166	367,309
	Premier Financial Corp.	33,025	572,984
	Primerica, Inc.	19,688	3,763,558
	Princeton Bancorp, Inc.	708	21,240
	Principal Financial Group, Inc.	89,290	6,043,147
	ProAssurance Corp.	30,967	526,439
*	PROG Holdings, Inc.	18,130	496,581
	Progressive Corp.	56,179	8,881,338
	Prosperity Bancshares, Inc.	26,448	1,442,474
*	Provident Bancorp, Inc.	1,077	10,447
	Provident Financial Holdings, Inc.	990	11,831
	Provident Financial Services, Inc.	45,960	645,738
	Prudential Financial, Inc.	160,801	14,703,643
	QCR Holdings, Inc.	7,184	340,881
	Radian Group, Inc.	77,752	1,970,236
	Raymond James Financial, Inc.	48,246	4,604,598
	Regional Management Corp.	1,439	35,774

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	96,306	$1,399,326
	Reinsurance Group of America, Inc.	21,490	3,212,110
	RenaissanceRe Holdings Ltd.	18,543	4,071,857
	Renasant Corp.	44,764	1,091,794
*	Repay Holdings Corp.	8,421	50,442
	Republic Bancorp, Inc., Class A	2,336	103,228
	Richmond Mutual BanCorp, Inc.	1,351	13,253
	RLI Corp.	20,908	2,785,782
*	Robinhood Markets, Inc., Class A	217,453	1,987,520
	S&P Global, Inc.	29,908	10,447,163
	S&T Bancorp, Inc.	17,418	448,688
	Safety Insurance Group, Inc.	8,226	618,348
	Sandy Spring Bancorp, Inc.	34,616	707,897
	SB Financial Group, Inc.	1,702	23,777
	Seacoast Banking Corp. of Florida	18,946	382,899
*	Security National Financial Corp., Class A	1,097	7,580
	SEI Investments Co.	52,186	2,800,301
	Selective Insurance Group, Inc.	26,664	2,775,989
#	ServisFirst Bancshares, Inc.	16,346	770,877
#*	Shift4 Payments, Inc., Class A	4,150	184,758
	Shore Bancshares, Inc.	3,170	32,524
	Sierra Bancorp	1,779	31,310
	Silvercrest Asset Management Group, Inc., Class A	953	16,916
	Simmons First National Corp., Class A	91,491	1,300,087
*	SiriusPoint Ltd.	104,416	1,028,498
	SLM Corp.	138,971	1,806,623
	SmartFinancial, Inc.	1,880	39,198
	Sound Financial Bancorp, Inc.	200	7,340
*	Southern First Bancshares, Inc.	700	18,900
	Southern Missouri Bancorp, Inc.	700	28,315
#	Southside Bancshares, Inc.	12,709	339,330
	SouthState Corp.	31,029	2,051,017
	State Street Corp.	38,481	2,487,027
	Stellar Bancorp, Inc.	14,412	313,317
	StepStone Group, Inc., Class A	2,191	62,005
	Stewart Information Services Corp.	15,213	664,352
	Stifel Financial Corp.	32,104	1,829,928
#	Stock Yards Bancorp, Inc.	8,129	317,925
*	StoneX Group, Inc.	7,674	731,486
	Summit State Bank	922	11,756
	Synchrony Financial	157,018	4,404,355
	Synovus Financial Corp.	40,986	1,068,505
	T Rowe Price Group, Inc.	42,877	3,880,368
*	Texas Capital Bancshares, Inc.	19,486	1,072,899
#	TFS Financial Corp.	49,800	590,628
*	Third Coast Bancshares, Inc.	659	10,221
	Timberland Bancorp, Inc.	618	17,421
	Tiptree, Inc.	18,783	283,811
#*	Toast, Inc., Class A	71,356	1,140,982
	Tompkins Financial Corp.	6,386	319,811
	Towne Bank	31,019	742,595
	Tradeweb Markets, Inc., Class A	5,958	536,280
	Travelers Cos., Inc.	100,687	16,859,031
	TriCo Bancshares	12,153	393,150
*	Triumph Financial, Inc.	9,377	583,718
	Truist Financial Corp.	59,178	1,678,288
	TrustCo Bank Corp.	14,125	360,611
	Trustmark Corp.	42,990	864,529
	U.S. Bancorp	70,643	2,252,099

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	UMB Financial Corp.	19,051	$1,194,879
	United Bancorp, Inc.	1,200	12,108
	United Bancshares, Inc.	300	5,181
	United Bankshares, Inc.	106,071	3,016,659
	United Community Banks, Inc.	41,110	908,120
	United Fire Group, Inc.	17,383	350,094
	United Security Bancshares	442	3,434
	Unity Bancorp, Inc.	600	14,436
	Universal Insurance Holdings, Inc.	17,456	273,361
	Univest Financial Corp.	13,273	221,128
	Unum Group	90,874	4,443,739
	Valley National Bancorp	160,043	1,245,135
	Value Line, Inc.	245	10,033
	Veritex Holdings, Inc.	18,594	320,189
	Victory Capital Holdings, Inc., Class A	13,120	386,515
	Virtu Financial, Inc., Class A	34,775	642,990
	Virtus Investment Partners, Inc.	3,674	676,861
#	Visa, Inc., Class A	235,534	55,374,043
	Voya Financial, Inc.	47,539	3,174,179
	W R Berkley Corp.	99,418	6,702,762
	WaFd, Inc.	31,040	766,067
	Walker & Dunlop, Inc.	17,921	1,161,281
	Washington Trust Bancorp, Inc.	7,092	164,463
	Waterstone Financial, Inc.	8,901	96,131
	Webster Financial Corp.	55,147	2,093,932
	Wells Fargo & Co.	250,927	9,979,367
	WesBanco, Inc.	47,751	1,164,647
	West BanCorp, Inc.	2,622	43,079
	Westamerica BanCorp	13,810	652,384
	Western Alliance Bancorp	29,295	1,204,025
	Western New England Bancorp, Inc.	2,300	16,491
	Western Union Co.	89,723	1,012,973
*	WEX, Inc.	12,936	2,153,585
	White Mountains Insurance Group Ltd.	1,380	1,974,435
	Willis Towers Watson PLC	23,433	5,527,610
	Wintrust Financial Corp.	20,536	1,533,834
#	WisdomTree, Inc.	69,753	432,469
#*	World Acceptance Corp.	3,007	296,550
	WSFS Financial Corp.	24,165	855,441
	WVS Financial Corp.	100	1,225
	Zions Bancorp NA	42,923	1,324,175

TOTAL FINANCIALS			847,686,283

HEALTH CARE — (13.7%)
*	10X Genomics, Inc., Class A	12,691	447,738
*	4D Molecular Therapeutics, Inc.	7,780	83,557
	Abbott Laboratories	97,794	9,246,423
	AbbVie, Inc.	269,102	37,991,820
*	Acadia Healthcare Co., Inc.	19,826	1,457,409
*	Accolade, Inc.	42,594	276,861
#*	Accuray, Inc.	46,485	122,720
††	Achillion Pharmaceuticals, Inc.	15,963	4,310
#*	Adaptive Biotechnologies Corp.	68,782	305,392
*	Addus HomeCare Corp.	2,823	222,735
	Agilent Technologies, Inc.	42,082	4,350,016
*	Agiliti, Inc.	33,976	191,285
#*	agilon health, Inc.	14,684	264,312
*	Agios Pharmaceuticals, Inc.	14,637	307,523
††	Albireo Pharma, Inc.	3,349	18,118

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Alector, Inc.	6,796	$35,339
*	Align Technology, Inc.	9,557	1,764,127
*	Allakos, Inc.	5,521	10,545
#*	Allogene Therapeutics, Inc.	19,929	56,200
*	Alnylam Pharmaceuticals, Inc.	8,297	1,259,485
*	Amedisys, Inc.	6,299	576,296
*	American Well Corp., Class A	26,956	31,539
	Amgen, Inc.	87,600	22,399,320
*	AMN Healthcare Services, Inc.	21,352	1,619,763
*	Amphastar Pharmaceuticals, Inc.	11,078	501,501
*	AnaptysBio, Inc.	12,900	210,399
*	AngioDynamics, Inc.	23,477	145,557
*	ANI Pharmaceuticals, Inc.	589	36,365
*	Anika Therapeutics, Inc.	5,680	110,760
#*	Apollo Medical Holdings, Inc.	12,723	397,085
*	Arcturus Therapeutics Holdings, Inc.	4,218	80,564
*	Arcus Biosciences, Inc.	30,906	485,533
*	Artivion, Inc.	22,598	287,899
*	AtriCure, Inc.	13,771	477,027
	Atrion Corp.	613	209,634
*	Avanos Medical, Inc.	36,066	662,172
*	Avantor, Inc.	107,559	1,874,753
*	Avid Bioservices, Inc.	7,906	48,622
#*	Avidity Biosciences, Inc.	14,097	72,600
*	Axogen, Inc.	9,935	37,356
#*	Axonics, Inc.	13,507	691,693
#*	Azenta, Inc.	15,551	706,793
#*	Beam Therapeutics, Inc.	12,078	255,329
	Becton Dickinson & Co.	15,984	4,040,436
*	Biogen, Inc.	29,025	6,894,598
*	BioLife Solutions, Inc.	3,279	33,118
*	BioMarin Pharmaceutical, Inc.	17,937	1,460,969
*	Bio-Rad Laboratories, Inc., Class A	5,862	1,613,691
	Bio-Techne Corp.	21,336	1,165,586
#*	Bluebird Bio, Inc.	26,792	79,036
*	Boston Scientific Corp.	122,785	6,285,364
	Bristol-Myers Squibb Co.	411,282	21,193,361
	Bruker Corp.	45,795	2,610,315
	Cardinal Health, Inc.	68,878	6,267,898
*	Castle Biosciences, Inc.	13,600	212,432
*	Catalent, Inc.	16,040	551,616
*	Catalyst Pharmaceuticals, Inc.	22,500	279,225
*	Celldex Therapeutics, Inc.	3,355	78,910
	Cencora, Inc.	49,082	9,087,532
*	Centene Corp.	126,066	8,696,033
*	Certara, Inc.	46,337	564,848
*	Charles River Laboratories International, Inc.	7,893	1,328,865
	Chemed Corp.	2,171	1,221,513
»	Chinook Therapeutics, Inc.	11,306	4,409
	Cigna Group	68,560	21,198,752
*	Cogent Biosciences, Inc.	7,449	60,784
#*	Collegium Pharmaceutical, Inc.	5,728	124,641
*	Computer Programs & Systems, Inc.	7,089	99,884
#	CONMED Corp.	8,123	791,668
††	Contra Abiomed, Inc.	5,835	91,084
	Cooper Cos., Inc.	3,980	1,240,765
*	Corcept Therapeutics, Inc.	6,953	195,240
*	CorVel Corp.	8,012	1,553,847
*	Crinetics Pharmaceuticals, Inc.	2,525	73,957

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*»	CRISPR Therapeutics AG	30,764	$1,197,643
*	Cross Country Healthcare, Inc.	27,056	626,617
#*	CryoPort, Inc.	18,126	175,822
#*	Cue Biopharma, Inc.	13,497	28,344
	CVS Health Corp.	249,508	17,218,547
#*	Cymabay Therapeutics, Inc.	8,753	143,374
	Danaher Corp.	70,075	13,455,801
*	DaVita, Inc.	23,310	1,800,231
*	Deciphera Pharmaceuticals, Inc.	37,725	452,323
*	Denali Therapeutics, Inc.	19,832	373,437
	DENTSPLY SIRONA, Inc.	62,467	1,899,621
*	Dexcom, Inc.	22,754	2,021,238
*	Doximity, Inc., Class A	34,631	707,511
*	Dynavax Technologies Corp.	31,261	444,219
*	Dyne Therapeutics, Inc.	4,978	35,095
*	Eagle Pharmaceuticals, Inc.	6,161	84,591
*	Editas Medicine, Inc.	20,664	138,036
*	Edwards Lifesciences Corp.	52,365	3,336,698
*	Elanco Animal Health, Inc.	47,316	416,854
*	Electromed, Inc.	2,300	24,219
	Elevance Health, Inc.	44,081	19,840,417
	Eli Lilly & Co.	76,168	42,191,740
	Embecta Corp.	24,133	364,891
#*	Emergent BioSolutions, Inc.	13,585	28,393
	Encompass Health Corp.	17,304	1,082,538
*	Enovis Corp.	5,566	255,479
*	Envista Holdings Corp.	100,232	2,332,399
*	Evolent Health, Inc., Class A	32,987	805,872
#*	Exact Sciences Corp.	5,094	313,739
*	Exelixis, Inc.	15,512	319,392
#*	Fate Therapeutics, Inc.	572	1,035
*	FONAR Corp.	776	10,515
*	Fortrea Holdings, Inc.	20,313	576,889
*	Fulgent Genetics, Inc.	5,206	124,632
*	GE HealthCare Technologies, Inc.	79,348	5,282,196
*	Generation Bio Co.	3,623	3,399
	Gilead Sciences, Inc.	260,829	20,485,510
*	Glaukos Corp.	9,932	677,362
*	Globus Medical, Inc., Class A	25,743	1,176,713
*	GoodRx Holdings, Inc., Class A	31,024	152,948
*	Haemonetics Corp.	14,275	1,216,658
*	Halozyme Therapeutics, Inc.	18,566	628,830
*	Harvard Bioscience, Inc.	3,317	14,562
	HCA Healthcare, Inc.	12,611	2,851,852
*	Health Catalyst, Inc.	37,632	281,864
*	HealthEquity, Inc.	26,202	1,878,159
	HealthStream, Inc.	14,850	377,190
*	Henry Schein, Inc.	46,308	3,009,094
*	Hims & Hers Health, Inc.	65,864	393,867
*	Hologic, Inc.	59,418	3,931,689
	Humana, Inc.	20,840	10,913,700
*	ICU Medical, Inc.	2,192	214,948
*	Ideaya Biosciences, Inc.	10,150	275,776
*	IDEXX Laboratories, Inc.	8,338	3,330,781
#*	IGM Biosciences, Inc.	500	1,970
*	Illumina, Inc.	20,487	2,241,688
*	Immunovant, Inc.	5,583	184,518
*	Inari Medical, Inc.	4,868	295,536
*	Incyte Corp.	29,206	1,575,080

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	InfuSystem Holdings, Inc.	2,116	$20,271
*	Innoviva, Inc.	14,687	182,266
*	Inogen, Inc.	5,653	25,269
*	Insulet Corp.	5,964	790,647
*	Integer Holdings Corp.	13,826	1,122,256
*	Integra LifeSciences Holdings Corp.	18,636	670,151
*	Intellia Therapeutics, Inc.	18,757	469,863
*	Intuitive Surgical, Inc.	21,266	5,576,371
*	Iovance Biotherapeutics, Inc.	45,109	172,316
*	IQVIA Holdings, Inc.	49,072	8,873,690
	iRadimed Corp.	1,652	67,302
*	Ironwood Pharmaceuticals, Inc.	54,216	486,318
*	iTeos Therapeutics, Inc.	1,000	10,060
*	Jazz Pharmaceuticals PLC	4,101	520,909
	Johnson & Johnson	371,166	55,058,764
#*	Joint Corp.	1,721	13,441
#*	KalVista Pharmaceuticals, Inc.	3,623	30,759
*	Keros Therapeutics, Inc.	1,500	42,810
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	105,850
#*	Krystal Biotech, Inc.	7,585	886,459
*	Kura Oncology, Inc.	20,928	176,842
*	Kymera Therapeutics, Inc.	18,248	212,954
	Laboratory Corp. of America Holdings	20,313	4,057,115
*	Lantheus Holdings, Inc.	22,886	1,478,436
	LeMaitre Vascular, Inc.	5,455	265,004
*	LENSAR, Inc.	1,319	2,836
*	LivaNova PLC	13,536	663,941
#*	MacroGenics, Inc.	13,803	72,052
*	Maravai LifeSciences Holdings, Inc., Class A	26,030	178,566
#*	Masimo Corp.	13,430	1,089,576
	McKesson Corp.	22,124	10,074,385
*	Medpace Holdings, Inc.	8,275	2,008,094
	Medtronic PLC	142,929	10,085,070
	Merck & Co., Inc.	239,922	24,639,989
*	Merit Medical Systems, Inc.	17,637	1,212,367
*	Merrimack Pharmaceuticals, Inc.	2,200	26,906
	Mesa Laboratories, Inc.	2,273	213,276
*	Mettler-Toledo International, Inc.	3,222	3,174,314
*	Mirati Therapeutics, Inc.	8,088	449,127
*	Moderna, Inc.	54,518	4,141,187
*	ModivCare, Inc.	2,046	86,423
#*	Molina Healthcare, Inc.	18,112	6,030,390
*	Myriad Genetics, Inc.	8,399	130,856
	National Research Corp.	4,399	185,902
#*	NeoGenomics, Inc.	50,394	706,524
*	Neurocrine Biosciences, Inc.	3,175	352,234
*	NextGen Healthcare, Inc.	28,664	685,643
*	Nurix Therapeutics, Inc.	9,934	55,531
#*	Nuvalent, Inc., Class A	3,499	182,263
*	Olema Pharmaceuticals, Inc.	22,500	299,025
*	Omnicell, Inc.	10,710	380,633
#*	OptimizeRx Corp.	4,481	36,117
*	Option Care Health, Inc.	50,018	1,386,999
*	OraSure Technologies, Inc.	11,284	58,225
	Organon & Co.	57,298	847,437
*	Orthofix Medical, Inc.	120	1,325
#*	Outset Medical, Inc.	25,347	89,728
*	Owens & Minor, Inc.	36,039	516,439
#*	Pacific Biosciences of California, Inc.	72,304	446,839

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Patterson Cos., Inc.	26,840	$817,546
#*††	PDL BioPharma, Inc.	17,391	28,000
*	Pediatrix Medical Group, Inc.	42,260	484,300
*	Pennant Group, Inc.	2,661	28,925
*	Penumbra, Inc.	6,035	1,153,590
	Perrigo Co. PLC	61,888	1,710,584
*	PetIQ, Inc.	12,400	232,748
	Pfizer, Inc.	1,278,516	39,071,449
*	Phreesia, Inc.	1,985	27,115
*	PMV Pharmaceuticals, Inc.	6,785	10,245
	Premier, Inc., Class A	77,820	1,495,700
*	Prestige Consumer Healthcare, Inc.	6,317	374,977
*	Pro-Dex, Inc.	1,452	25,439
*	Progyny, Inc.	5,729	176,797
*	Protagonist Therapeutics, Inc.	8,401	122,151
*	Prothena Corp. PLC	13,169	480,142
	Psychemedics Corp.	600	1,464
*	Pulmonx Corp.	3,685	32,391
*	Quanterix Corp.	5,706	123,934
	Quest Diagnostics, Inc.	15,721	2,045,302
*	R1 RCM, Inc.	52,809	622,618
*	RadNet, Inc.	16,545	446,053
*	Regeneron Pharmaceuticals, Inc.	18,147	14,152,664
*	REGENXBIO, Inc.	16,403	211,435
#*	Relay Therapeutics, Inc.	32,466	214,276
*	Repligen Corp.	13,325	1,793,012
#*	Replimune Group, Inc.	18,165	264,664
	ResMed, Inc.	19,939	2,815,786
*	REVOLUTION Medicines, Inc.	12,874	254,905
	Revvity, Inc.	28,465	2,358,325
*	Rhythm Pharmaceuticals, Inc.	8,744	202,074
*	Rocket Pharmaceuticals, Inc.	10,114	183,063
*	Sage Therapeutics, Inc.	18,620	348,753
*	Sarepta Therapeutics, Inc.	809	54,454
#*	Schrodinger, Inc.	28,465	617,690
*	Seagen, Inc.	16,197	3,446,884
*	Shockwave Medical, Inc.	3,170	653,844
*	SI-BONE, Inc.	4,400	74,844
#	SIGA Technologies, Inc.	8,665	44,192
#	Simulations Plus, Inc.	4,415	155,717
#*	Sotera Health Co.	6,696	84,771
#*	SpringWorks Therapeutics, Inc.	10,180	233,122
	STERIS PLC	6,981	1,465,870
#*	Stoke Therapeutics, Inc.	8,057	30,697
	Stryker Corp.	31,892	8,617,856
*	Supernus Pharmaceuticals, Inc.	4,453	106,204
*	Surmodics, Inc.	3,112	91,680
*	Sutro Biopharma, Inc.	6,100	16,775
#*	Teladoc Health, Inc.	73,201	1,210,745
	Teleflex, Inc.	11,017	2,035,391
	Thermo Fisher Scientific, Inc.	36,770	16,354,193
*	Twist Bioscience Corp.	16,904	266,407
	U.S. Physical Therapy, Inc.	3,880	326,347
*	United Therapeutics Corp.	3,683	820,793
	UnitedHealth Group, Inc.	174,757	93,592,859
	Utah Medical Products, Inc.	407	32,365
*	Varex Imaging Corp.	10,300	185,915
*	Veeva Systems, Inc., Class A	12,029	2,318,109
*	Veracyte, Inc.	7,066	146,408

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Veradigm, Inc.	70,922	$935,461
*	Vericel Corp.	5,917	208,160
*	Vertex Pharmaceuticals, Inc.	27,818	10,073,176
	Viatris, Inc.	7,799	69,411
#*	Viking Therapeutics, Inc.	15,705	154,066
*	Vir Biotechnology, Inc.	13,600	107,848
*	Waters Corp.	11,045	2,634,564
*	Xencor, Inc.	38,272	664,019
*	Xenon Pharmaceuticals, Inc.	1,930	59,830
#*	Zentalis Pharmaceuticals, Inc.	1,408	23,035
	Zimmer Biomet Holdings, Inc.	33,671	3,515,589
*	Zimvie, Inc.	2,594	18,314
	Zoetis, Inc.	11,555	1,814,135

TOTAL HEALTH CARE			741,057,403

INDUSTRIALS — (12.9%)
*	3D Systems Corp.	52,529	195,933
	3M Co.	65,052	5,916,479
	A O Smith Corp.	38,757	2,703,688
	AAON, Inc.	21,741	1,184,450
*	AAR Corp.	12,924	767,169
	ABM Industries, Inc.	38,932	1,531,585
	ACCO Brands Corp.	60,624	306,757
	Acme United Corp.	500	16,750
	Acuity Brands, Inc.	10,503	1,701,171
*	ACV Auctions, Inc., Class A	23,660	315,388
	Advanced Drainage Systems, Inc.	12,176	1,300,762
	AECOM	48,227	3,691,777
*	AeroVironment, Inc.	6,652	762,718
	AGCO Corp.	39,019	4,473,919
	Air Lease Corp.	78,701	2,725,416
	Alamo Group, Inc.	4,755	762,227
	Albany International Corp., Class A	10,339	843,766
*	Alight, Inc., Class A	55,977	371,687
	Allegion PLC	25,848	2,542,409
	Allient, Inc.	2,700	74,520
	Allison Transmission Holdings, Inc.	50,036	2,522,815
	Alta Equipment Group, Inc.	6,300	57,897
#*	Ameresco, Inc., Class A	6,493	169,792
#*	American Superconductor Corp.	9,413	58,972
*	American Woodmark Corp.	3,600	242,028
	AMETEK, Inc.	29,818	4,197,480
*	API Group Corp.	99,820	2,582,343
	Apogee Enterprises, Inc.	8,543	366,666
	Applied Industrial Technologies, Inc.	13,457	2,065,784
	ArcBest Corp.	6,940	755,627
	Arcosa, Inc.	8,448	583,503
	Argan, Inc.	6,356	290,723
	Armstrong World Industries, Inc.	7,400	561,586
*	Array Technologies, Inc.	5,449	94,431
*	ASGN, Inc.	24,679	2,059,709
	Astec Industries, Inc.	9,809	392,752
*	Astronics Corp.	12,713	194,890
*	Astronics Corp., Class B	988	14,326
*	Asure Software, Inc.	1,020	8,629
*	Atkore, Inc.	21,145	2,627,901
	Automatic Data Processing, Inc.	79,540	17,357,219
*	AZEK Co., Inc.	27,132	710,858
	AZZ, Inc.	10,432	493,121

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Barnes Group, Inc.	17,289	$359,438
	Barrett Business Services, Inc.	4,200	384,132
*	Beacon Roofing Supply, Inc.	40,242	2,864,023
	BGSF, Inc.	2,055	19,050
*	Blue Bird Corp.	7,351	133,862
*	BlueLinx Holdings, Inc.	5,699	405,256
	Boise Cascade Co.	19,523	1,830,281
	Booz Allen Hamilton Holding Corp.	49,128	5,891,921
	Brady Corp., Class A	5,547	285,449
*	BrightView Holdings, Inc.	24,550	165,467
	Brink’s Co.	14,105	943,060
	Broadridge Financial Solutions, Inc.	26,587	4,536,806
*	Builders FirstSource, Inc.	86,070	9,340,316
	BWX Technologies, Inc.	31,813	2,363,070
*	CACI International, Inc., Class A	11,545	3,749,354
	Carlisle Cos., Inc.	12,977	3,297,326
	Carrier Global Corp.	235,419	11,220,070
	Caterpillar, Inc.	96,606	21,837,786
*	CBIZ, Inc.	17,662	917,718
*	CECO Environmental Corp.	6,415	103,795
#*	Ceridian HCM Holding, Inc.	27,171	1,739,216
#	CH Robinson Worldwide, Inc.	52,633	4,306,958
#*	Chart Industries, Inc.	10,560	1,227,389
*	Cimpress PLC	6,169	368,104
	Cintas Corp.	10,238	5,191,895
	Civeo Corp.	1,011	20,220
#*	Clarivate PLC	168,348	1,074,060
*	Clean Harbors, Inc.	7,000	1,075,690
	Columbus McKinnon Corp.	15,161	463,472
	Comfort Systems USA, Inc.	21,453	3,901,228
*	Commercial Vehicle Group, Inc.	4,998	34,836
	Concentrix Corp.	17,435	1,328,721
*	Conduent, Inc.	143,571	457,991
*	Construction Partners, Inc., Class A	13,366	513,923
	Copa Holdings SA, Class A	1,674	136,682
*	Copart, Inc.	173,656	7,557,509
#*	Core & Main, Inc., Class A	30,548	918,884
	Covenant Logistics Group, Inc.	3,969	156,716
	CRA International, Inc.	3,712	360,472
	Crane Co.	19,929	1,939,690
	CSG Systems International, Inc.	13,407	628,252
	CSW Industrials, Inc.	2,666	472,575
	CSX Corp.	144,592	4,316,071
	Cummins, Inc.	31,008	6,707,030
	Curtiss-Wright Corp.	14,543	2,891,294
*	Daseke, Inc.	17,521	77,793
	Deere & Co.	44,435	16,234,772
	Deluxe Corp.	14,464	246,611
*	Distribution Solutions Group, Inc.	1,758	53,004
*	DLH Holdings Corp.	1,775	24,282
	Donaldson Co., Inc.	41,807	2,410,592
	Douglas Dynamics, Inc.	9,728	236,196
	Dover Corp.	32,492	4,222,335
*	Driven Brands Holdings, Inc.	14,793	168,344
*	Ducommun, Inc.	4,599	220,016
	Dun & Bradstreet Holdings, Inc.	123,099	1,078,347
*	DXP Enterprises, Inc.	8,736	284,794
*	Dycom Industries, Inc.	11,258	958,956
	Eastern Co.	406	6,598

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Eaton Corp. PLC	48,798	$10,145,592
	EMCOR Group, Inc.	21,238	4,388,833
	Emerson Electric Co.	53,871	4,792,903
	Encore Wire Corp.	9,446	1,689,228
*	Energy Recovery, Inc.	15,444	234,749
	Enerpac Tool Group Corp.	19,790	560,057
	EnerSys	12,751	1,091,231
	Ennis, Inc.	9,841	210,204
	EnPro Industries, Inc.	7,949	882,816
*	Enviri Corp.	18,453	105,920
	Equifax, Inc.	37,994	6,442,643
	Esab Corp.	13,512	855,310
	ESCO Technologies, Inc.	10,261	997,574
	EVI Industries, Inc.	546	14,049
*	ExlService Holdings, Inc.	44,315	1,157,065
	Expeditors International of Washington, Inc.	74,296	8,116,838
	Exponent, Inc.	17,890	1,311,158
	Fastenal Co.	120,564	7,033,704
	Federal Signal Corp.	20,957	1,216,344
	FedEx Corp.	31,108	7,469,031
	Ferguson PLC	49,647	7,456,979
#	First Advantage Corp.	12,263	159,542
	Flowserve Corp.	50,725	1,862,622
*	Fluor Corp.	80,455	2,678,347
*	Forrester Research, Inc.	6,479	150,313
	Fortive Corp.	62,984	4,111,596
	Fortune Brands Innovations, Inc.	54,020	3,014,316
	Forward Air Corp.	5,320	342,661
*	Franklin Covey Co.	1,000	39,410
	Franklin Electric Co., Inc.	16,186	1,403,650
*	FTI Consulting, Inc.	11,305	2,399,599
*	Gates Industrial Corp. PLC	50,501	551,471
	GATX Corp.	12,483	1,305,472
*	Gencor Industries, Inc.	1,295	18,389
*	Generac Holdings, Inc.	11,397	958,146
	General Dynamics Corp.	36,473	8,801,300
	General Electric Co.	67,008	7,279,079
	Genpact Ltd.	65,648	2,201,834
*	Gibraltar Industries, Inc.	11,471	698,125
	Global Industrial Co.	13,866	443,019
*	GMS, Inc.	23,585	1,379,251
	Gorman-Rupp Co.	10,775	318,401
	Graco, Inc.	41,819	3,109,243
#	GrafTech International Ltd.	65,197	224,930
*	Graham Corp.	400	6,236
	Granite Construction, Inc.	11,223	454,307
*	Great Lakes Dredge & Dock Corp.	24,151	183,548
	Greenbrier Cos., Inc.	8,814	304,876
	Griffon Corp.	11,346	453,159
*	GXO Logistics, Inc.	30,006	1,515,603
	H&E Equipment Services, Inc.	18,812	766,025
#*	Hayward Holdings, Inc.	17,796	186,858
	Healthcare Services Group, Inc.	14,378	136,591
	Heartland Express, Inc.	21,648	252,416
	HEICO Corp.	6,380	1,010,656
	HEICO Corp., Class A	10,599	1,347,451
	Heidrick & Struggles International, Inc.	13,193	321,118
	Helios Technologies, Inc.	10,966	567,162
	Herc Holdings, Inc.	13,754	1,468,790

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hexcel Corp.	22,960	$1,421,683
	Hillenbrand, Inc.	30,207	1,148,772
#	HNI Corp.	27,994	971,112
	Honeywell International, Inc.	56,806	10,410,268
	Howmet Aerospace, Inc.	44,416	1,958,746
*	Hub Group, Inc., Class A	15,279	1,050,431
	Hubbell, Inc.	15,791	4,265,149
*	Hudson Technologies, Inc.	5,879	75,722
	Huntington Ingalls Industries, Inc.	15,881	3,490,961
	Hurco Cos., Inc.	600	12,000
*	Huron Consulting Group, Inc.	15,259	1,516,134
	Hyster-Yale Materials Handling, Inc.	4,600	184,046
	ICF International, Inc.	11,598	1,469,815
	IDEX Corp.	13,064	2,500,580
*	IES Holdings, Inc.	5,100	317,373
	Illinois Tool Works, Inc.	44,756	10,030,715
	Ingersoll Rand, Inc.	57,396	3,482,789
	Insperity, Inc.	15,143	1,602,735
	Insteel Industries, Inc.	8,702	242,873
	Interface, Inc.	26,096	231,993
	ITT, Inc.	34,285	3,200,505
	Jacobs Solutions, Inc.	37,892	5,051,004
	JB Hunt Transport Services, Inc.	16,190	2,782,575
*	JELD-WEN Holding, Inc.	23,982	271,716
	John Bean Technologies Corp.	14,222	1,479,372
	Johnson Controls International PLC	85,739	4,202,926
	Kadant, Inc.	3,538	778,360
	Kaman Corp.	10,382	193,209
	KBR, Inc.	70,863	4,120,683
	Kelly Services, Inc., Class A	41,047	732,689
	Kennametal, Inc.	23,829	550,688
	Kforce, Inc.	10,203	622,791
*	Kirby Corp.	13,118	979,915
	Knight-Swift Transportation Holdings, Inc.	26,733	1,306,976
	Korn Ferry	38,795	1,765,948
*	Kratos Defense & Security Solutions, Inc.	47,526	810,318
*	L B Foster Co., Class A	958	18,796
	L3Harris Technologies, Inc.	25,261	4,532,076
	Landstar System, Inc.	8,219	1,354,327
	Leidos Holdings, Inc.	40,662	4,030,417
	Lennox International, Inc.	8,078	2,993,222
	Lincoln Electric Holdings, Inc.	15,261	2,667,623
	Lindsay Corp.	2,870	358,520
*	Liquidity Services, Inc.	12,769	246,059
	LSI Industries, Inc.	1,800	26,784
*	Manitex International, Inc.	3,706	14,861
*	Manitowoc Co., Inc.	25,263	323,366
	ManpowerGroup, Inc.	28,144	1,969,236
	Marten Transport Ltd.	18,264	321,081
	Masco Corp.	36,846	1,919,308
*	Masonite International Corp.	5,689	450,227
*	MasTec, Inc.	29,617	1,760,434
*	Masterbrand, Inc.	54,020	600,162
*	Matrix Service Co.	7,677	89,437
	Matson, Inc.	7,707	670,894
	Matthews International Corp., Class A	16,082	569,946
	Maximus, Inc.	23,155	1,730,142
#*	Mayville Engineering Co., Inc.	2,139	25,861
	McGrath RentCorp.	13,124	1,320,274

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Mercury Systems, Inc.	21,123	$760,006
*	Middleby Corp.	19,200	2,167,104
	Miller Industries, Inc.	3,803	138,315
	MillerKnoll, Inc.	33,151	779,049
*	Mistras Group, Inc.	3,871	21,174
*	Montrose Environmental Group, Inc.	7,569	174,995
	Moog, Inc., Class A	11,052	1,282,585
*	MRC Global, Inc.	47,330	497,438
	MSA Safety, Inc.	12,027	1,898,823
#	MSC Industrial Direct Co., Inc., Class A	20,705	1,961,799
	Mueller Industries, Inc.	14,014	528,468
	Mueller Water Products, Inc., Class A	34,298	424,266
*	MYR Group, Inc.	7,511	869,999
	Nordson Corp.	11,289	2,399,929
	Northrop Grumman Corp.	16,085	7,582,952
*	Northwest Pipe Co.	1,100	29,986
*	NOW, Inc.	52,422	577,690
*	NV5 Global, Inc.	4,791	452,031
	nVent Electric PLC	59,476	2,862,580
	Old Dominion Freight Line, Inc.	10,571	3,981,673
	Omega Flex, Inc.	391	28,570
*	OPENLANE, Inc.	61,621	827,570
	Oshkosh Corp.	24,608	2,158,860
	Otis Worldwide Corp.	54,344	4,195,900
	PACCAR, Inc.	128,694	10,621,116
*	PAM Transportation Services, Inc.	6,042	104,345
	Park Aerospace Corp.	14,265	209,410
	Parker-Hannifin Corp.	22,314	8,231,858
	Park-Ohio Holdings Corp.	3,500	79,380
*	Parsons Corp.	51,875	2,933,531
	Paychex, Inc.	59,905	6,652,450
	Paycom Software, Inc.	7,995	1,958,535
#*	Paycor HCM, Inc.	9,552	206,132
*	Paylocity Holding Corp.	8,247	1,479,512
	Pentair PLC	53,787	3,126,100
*	PGT Innovations, Inc.	15,776	472,333
	Pitney Bowes, Inc.	84,697	273,571
#*	Plug Power, Inc.	72,728	428,368
	Powell Industries, Inc.	8,550	655,358
	Preformed Line Products Co.	1,265	171,218
	Primoris Services Corp.	25,253	759,105
*	Proto Labs, Inc.	12,989	306,670
*	Quad/Graphics, Inc.	7,409	36,230
	Quanex Building Products Corp.	7,566	203,147
	Quanta Services, Inc.	27,412	4,581,093
*	Radiant Logistics, Inc.	10,535	61,735
#*	RBC Bearings, Inc.	3,798	834,952
#*	RCM Technologies, Inc.	4,300	85,226
	Regal Rexnord Corp.	15,264	1,807,410
*	Resideo Technologies, Inc.	62,423	903,885
	Resources Connection, Inc.	16,615	223,804
	REV Group, Inc.	27,233	387,798
	Robert Half, Inc.	66,571	4,977,514
	Rockwell Automation, Inc.	21,413	5,627,551
	Rollins, Inc.	38,571	1,450,655
#	RTX Corp.	175,840	14,311,618
	Rush Enterprises, Inc., Class A	31,770	1,130,377
#	Rush Enterprises, Inc., Class B	9,332	377,386
*	RXO, Inc.	28,710	502,712

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	13,664	$1,332,787
*	Saia, Inc.	6,443	2,309,751
#	Schneider National, Inc., Class B	24,897	630,641
	Science Applications International Corp.	33,243	3,631,465
	Sensata Technologies Holding PLC	42,595	1,357,929
#*	Shoals Technologies Group, Inc., Class A	23,318	358,164
	Shyft Group, Inc.	9,151	100,478
	Simpson Manufacturing Co., Inc.	459	61,130
*	SiteOne Landscape Supply, Inc.	15,733	2,167,535
	Snap-on, Inc.	11,496	2,965,278
*	SP Plus Corp.	7,147	361,138
*	SPX Technologies, Inc.	14,335	1,148,520
	SS&C Technologies Holdings, Inc.	52,452	2,635,713
	Standex International Corp.	4,182	600,410
	Stanley Black & Decker, Inc.	27,187	2,312,254
	Steelcase, Inc., Class A	43,039	469,555
*	Stericycle, Inc.	22,332	920,972
*	Sterling Infrastructure, Inc.	12,473	908,658
#*	Sunrun, Inc.	68,635	662,328
	Tecnoglass, Inc.	8,988	293,728
	Tennant Co.	5,214	386,983
	Terex Corp.	25,302	1,158,832
	Tetra Tech, Inc.	14,065	2,122,549
	Textainer Group Holdings Ltd.	34,340	1,686,781
	Textron, Inc.	40,523	3,079,748
*	Thermon Group Holdings, Inc.	12,875	343,634
#	Timken Co.	24,186	1,671,736
*	Titan International, Inc.	40,500	460,080
*	Titan Machinery, Inc.	12,204	303,147
	Toro Co.	31,583	2,553,170
#*	TPI Composites, Inc.	1,309	3,024
	Trane Technologies PLC	38,759	7,376,225
*	Transcat, Inc.	923	83,088
*	TransDigm Group, Inc.	6,038	5,000,007
	TransUnion	35,258	1,547,121
*	Trex Co., Inc.	18,825	1,058,153
*	TriNet Group, Inc.	16,078	1,652,014
	Trinity Industries, Inc.	49,407	1,029,148
*	Triumph Group, Inc.	38,819	289,590
*	TrueBlue, Inc.	26,951	298,348
	TTEC Holdings, Inc.	16,398	337,471
*	Tutor Perini Corp.	27,914	201,260
*	Twin Disc, Inc.	3,200	43,968
*	Uber Technologies, Inc.	96,639	4,182,536
	UFP Industries, Inc.	15,953	1,518,247
#*	U-Haul Holding Co.	9,888	485,699
	U-Haul Holding Co., Non Voting	86,917	4,103,352
*	Ultralife Corp.	1,376	10,210
	UniFirst Corp.	5,617	923,603
	Union Pacific Corp.	3,419	709,819
	United Parcel Service, Inc., Class B	69,974	9,883,827
	United Rentals, Inc.	23,892	9,706,603
	Universal Logistics Holdings, Inc.	7,757	173,602
*	V2X, Inc.	3,988	203,667
	Valmont Industries, Inc.	4,853	955,604
*	Veralto Corp.	23,358	1,611,702
	Verisk Analytics, Inc.	53,470	12,156,939
	Veritiv Corp.	4,463	756,077
*	Verra Mobility Corp.	74,744	1,477,689

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Vertiv Holdings Co., Class A	32,352	$1,270,463
	Vestis Corp.	30,696	469,342
*	Viad Corp.	2,443	59,194
*	Vicor Corp.	3,380	130,941
	VSE Corp.	5,608	301,710
	Wabash National Corp.	16,346	338,199
#	Watsco, Inc.	9,649	3,366,440
	Watts Water Technologies, Inc., Class A	9,849	1,703,975
	Werner Enterprises, Inc.	17,025	618,348
	WESCO International, Inc.	27,404	3,513,193
	Westinghouse Air Brake Technologies Corp.	37,639	3,990,487
*	Willdan Group, Inc.	8,900	156,996
*	Willis Lease Finance Corp.	474	21,178
*	WillScot Mobile Mini Holdings Corp.	78,050	3,075,950
	Woodward, Inc.	13,450	1,677,215
	WW Grainger, Inc.	18,655	13,614,979
*	XPO, Inc.	28,710	2,176,505
	Xylem, Inc.	40,255	3,765,453

TOTAL INDUSTRIALS			696,879,788

INFORMATION TECHNOLOGY — (21.3%)
	A10 Networks, Inc.	19,143	208,084
	Accenture PLC, Class A	88,943	26,424,076
*	ACI Worldwide, Inc.	40,380	822,541
	Adeia, Inc.	45,448	383,127
*	Adobe, Inc.	52,437	27,899,630
	Advanced Energy Industries, Inc.	6,787	592,234
*	Advanced Micro Devices, Inc.	152,977	15,068,235
*	Agilysys, Inc.	5,872	503,759
*	Airgain, Inc.	869	2,876
*	Akamai Technologies, Inc.	18,859	1,948,700
*	Alarm.com Holdings, Inc.	12,390	633,501
*	Alithya Group, Inc., Class A	5,238	7,176
*	Alkami Technology, Inc.	1,920	34,464
*	Allegro MicroSystems, Inc.	24,017	623,481
*	Altair Engineering, Inc., Class A	5,164	320,788
	Amdocs Ltd.	34,245	2,745,079
	American Software, Inc., Class A	10,000	109,700
	Amkor Technology, Inc.	40,886	852,882
	Amphenol Corp., Class A	48,137	3,877,435
*	Amtech Systems, Inc.	2,892	20,721
	Analog Devices, Inc.	30,539	4,804,701
*	ANSYS, Inc.	9,506	2,645,140
*	Appfolio, Inc., Class A	3,060	573,964
	Apple, Inc.	1,647,860	281,405,052
	Applied Materials, Inc.	122,619	16,228,625
*	AppLovin Corp., Class A	50,092	1,825,352
*	Arista Networks, Inc.	27,089	5,427,823
*	Arlo Technologies, Inc.	29,474	250,234
*	Arrow Electronics, Inc.	31,698	3,594,870
*	Aspen Technology, Inc.	11,634	2,067,944
*	Atlassian Corp., Class A	3,158	570,461
*	Autodesk, Inc.	30,824	6,091,747
*	Aviat Networks, Inc.	3,288	87,790
*	Avid Technology, Inc.	3,574	96,569
	Avnet, Inc.	51,032	2,364,313
*	Axcelis Technologies, Inc.	3,800	484,500
	Badger Meter, Inc.	4,664	646,197
	Bel Fuse, Inc., Class B	1,962	106,301

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Belden, Inc.	6,879	$487,721
	Benchmark Electronics, Inc.	15,479	374,747
#	Bentley Systems, Inc., Class B	19,807	963,412
*	Bill Holdings, Inc.	21,164	1,932,062
*	Blackbaud, Inc.	13,856	906,182
*	Box, Inc., Class A	43,941	1,092,373
*	Brightcove, Inc.	4,594	14,150
	Broadcom, Inc.	74,752	62,894,090
*	Cadence Design Systems, Inc.	28,832	6,915,355
*	Calix, Inc.	17,025	563,868
*	Cambium Networks Corp.	7,569	37,694
*	CCC Intelligent Solutions Holdings, Inc.	48,853	526,147
	CDW Corp.	23,351	4,679,540
*	Cerence, Inc.	29,915	457,999
*	Ciena Corp.	46,874	1,978,083
*	Cirrus Logic, Inc.	16,433	1,099,861
	Cisco Systems, Inc.	538,922	28,094,004
#*	Clearfield, Inc.	2,900	69,658
*	Cloudflare, Inc., Class A	1,245	70,579
	Cognex Corp.	22,425	807,076
	Cognizant Technology Solutions Corp., Class A	97,526	6,287,501
*	Cognyte Software Ltd.	11,933	49,880
*	Cohu, Inc.	16,220	488,871
*	CommVault Systems, Inc.	9,409	614,878
*	Computer Task Group, Inc.	2,600	26,988
	Comtech Telecommunications Corp.	16,490	201,178
#*	Confluent, Inc., Class A	26,232	758,367
*	Consensus Cloud Solutions, Inc.	5,537	119,544
*	Corsair Gaming, Inc.	7,782	99,532
	Crane NXT Co.	19,929	1,036,308
*	Credo Technology Group Holding Ltd.	6,402	91,036
*	Crowdstrike Holdings, Inc., Class A	5,896	1,042,236
*	Daktronics, Inc.	27,724	266,705
*	Datadog, Inc., Class A	12,787	1,041,757
	Dell Technologies, Inc., Class C	37,645	2,518,827
*	Digi International, Inc.	28,450	716,371
*»	Digital Turbine, Inc.	25,058	118,775
#*	DigitalOcean Holdings, Inc.	11,515	235,597
*	DocuSign, Inc.	11,679	454,080
	Dolby Laboratories, Inc., Class A	13,478	1,090,909
*	DoubleVerify Holdings, Inc.	19,217	534,809
*	Dropbox, Inc., Class A	60,938	1,602,669
*	DXC Technology Co.	86,762	1,749,990
*	Dynatrace, Inc.	37,766	1,688,518
*	E2open Parent Holdings, Inc.	22,564	65,210
#	Ebix, Inc.	21,221	129,236
*	eGain Corp.	5,400	32,508
*	EngageSmart, Inc.	20,363	461,222
	Entegris, Inc.	3,617	318,441
*	Envestnet, Inc.	16,573	613,201
*	EPAM Systems, Inc.	6,964	1,515,157
*	ePlus, Inc.	10,129	633,063
*	Everbridge, Inc.	7,074	145,795
*	Extreme Networks, Inc.	33,960	700,255
*	F5, Inc.	16,825	2,550,502
*	Fabrinet	3,800	589,000
*	Fair Isaac Corp.	4,835	4,089,781
*	FARO Technologies, Inc.	8,629	111,055
*	Fastly, Inc., Class A	59,291	869,799

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Flex Ltd.	115,328	$2,966,236
*	FormFactor, Inc.	24,905	843,781
*	Fortinet, Inc.	90,979	5,201,269
	Frequency Electronics, Inc.	1,723	12,733
*	Freshworks, Inc., Class A	27,482	493,027
*	Gartner, Inc.	15,549	5,162,890
	Gen Digital, Inc.	140,877	2,347,011
*	Globant SA	16,404	2,793,437
*	GoDaddy, Inc., Class A	29,862	2,186,794
*	Grid Dynamics Holdings, Inc.	12,934	131,151
*	Guidewire Software, Inc.	13,703	1,235,051
	Hackett Group, Inc.	10,466	233,287
#*	Harmonic, Inc.	31,429	339,119
*	HashiCorp, Inc., Class A	24,572	483,823
	Hewlett Packard Enterprise Co.	247,770	3,810,703
	HP, Inc.	155,240	4,087,469
*	HubSpot, Inc.	3,347	1,418,358
*	Ichor Holdings Ltd.	2,900	70,354
*	Identiv, Inc.	2,402	14,628
	Immersion Corp.	17,100	109,269
#*	indie Semiconductor, Inc., Class A	9,228	45,125
#*	Infinera Corp.	15,658	45,878
*	Informatica, Inc., Class A	12,363	237,122
	Information Services Group, Inc.	10,339	41,976
*	Insight Enterprises, Inc.	15,303	2,192,920
	Intel Corp.	144,256	5,265,344
	InterDigital, Inc.	14,728	1,108,282
	International Business Machines Corp.	164,167	23,745,115
*	Intevac, Inc.	1,900	6,099
	Intuit, Inc.	28,354	14,033,812
*	Iteris, Inc.	2,900	12,818
*	Itron, Inc.	15,418	883,143
	Jabil, Inc.	28,489	3,498,449
#*	Jamf Holding Corp.	19,352	310,793
*	JFrog Ltd.	15,475	348,033
	Juniper Networks, Inc.	80,116	2,156,723
*	Keysight Technologies, Inc.	19,330	2,359,227
*	Kimball Electronics, Inc.	1,207	31,623
	KLA Corp.	23,419	10,999,904
*	Knowles Corp.	5,403	70,185
	Kulicke & Soffa Industries, Inc.	16,980	706,538
*	KVH Industries, Inc.	1,119	5,237
*	Kyndryl Holdings, Inc.	48,271	706,205
	Lam Research Corp.	21,505	12,649,671
*	Lantronix, Inc.	3,255	14,875
#*	Lattice Semiconductor Corp.	13,590	755,740
*	LGL Group, Inc.	400	1,820
*	LiveRamp Holdings, Inc.	21,184	585,949
*	Lumentum Holdings, Inc.	13,312	521,964
*	Luna Innovations, Inc.	2,774	15,756
*	Magnachip Semiconductor Corp.	3,441	25,429
*	Manhattan Associates, Inc.	12,444	2,426,331
	Marvell Technology, Inc.	89,246	4,214,196
*	MaxLinear, Inc.	21,271	323,319
	Methode Electronics, Inc.	3,283	75,082
	Microsoft Corp.	559,167	189,059,954
#*	Mitek Systems, Inc.	11,112	118,676
	MKS Instruments, Inc.	9,931	652,069
*	Model N, Inc.	3,029	72,999

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MongoDB, Inc.	4,024	$1,386,630
	Monolithic Power Systems, Inc.	5,010	2,213,117
	Motorola Solutions, Inc.	18,324	5,102,501
*	M-Tron Industries, Inc.	200	4,820
*	N-able, Inc.	41,202	533,978
	Napco Security Technologies, Inc.	5,808	106,693
*	NCR Voyix Corp.	66,686	1,019,629
	NetApp, Inc.	48,439	3,525,390
*	NETGEAR, Inc.	16,004	202,291
*	NetScout Systems, Inc.	35,186	768,110
*	Novanta, Inc.	5,473	722,764
*	Nutanix, Inc., Class A	36,058	1,304,939
	NVIDIA Corp.	265,400	108,230,120
*	Okta, Inc.	32,494	2,190,421
*	Olo, Inc., Class A	41,918	214,201
	ON24, Inc.	11,470	70,541
*	OneSpan, Inc.	27,796	219,588
*	Onto Innovation, Inc.	11,356	1,276,074
	Oracle Corp.	197,919	20,464,825
*	OSI Systems, Inc.	5,992	624,786
#*	Palantir Technologies, Inc., Class A	104,386	1,544,913
#*	Palo Alto Networks, Inc.	31,633	7,687,452
#*	PAR Technology Corp.	2,565	74,872
	PC Connection, Inc.	12,067	646,550
	PCTEL, Inc.	8,847	60,602
*	PDF Solutions, Inc.	9,700	257,341
*	Perficient, Inc.	7,464	434,330
*	Photronics, Inc.	20,910	383,908
*	Plexus Corp.	5,430	533,878
	Power Integrations, Inc.	13,516	937,064
#*	PowerSchool Holdings, Inc., Class A	33,298	663,296
*	Procore Technologies, Inc.	12,435	759,654
	Progress Software Corp.	20,683	1,062,693
*	PTC, Inc.	18,579	2,608,863
*	Pure Storage, Inc., Class A	52,181	1,764,240
*	Q2 Holdings, Inc.	4,086	122,703
	QUALCOMM, Inc.	204,712	22,311,561
*	Qualys, Inc.	10,551	1,613,775
*	Rambus, Inc.	24,838	1,349,449
*	RF Industries Ltd.	1,338	3,960
*	Ribbon Communications, Inc.	39,581	74,412
	Richardson Electronics Ltd.	500	5,735
*	Rimini Street, Inc.	8,000	17,360
	Roper Technologies, Inc.	10,925	5,337,627
*	Salesforce, Inc.	69,881	14,034,201
	Sapiens International Corp. NV	13,958	355,929
*	ScanSource, Inc.	14,545	442,168
*	SecureWorks Corp., Class A	1,149	6,756
*	Semtech Corp.	3,182	44,421
#*	SentinelOne, Inc., Class A	41,547	649,380
*	ServiceNow, Inc.	8,494	4,942,234
#*	SigmaTron International, Inc.	497	1,471
*	Silicon Laboratories, Inc.	8,571	790,075
*	SiTime Corp.	2,366	236,127
	Skyworks Solutions, Inc.	6,505	564,244
*	Snowflake, Inc., Class A	5,978	867,587
#*	SolarEdge Technologies, Inc.	958	72,760
*	SolarWinds Corp.	53,126	489,290
#*	SoundThinking, Inc.	2,086	31,478

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Splunk, Inc.	9,233	$1,358,728
*	SPS Commerce, Inc.	6,903	1,106,827
*	Squarespace, Inc., Class A	2,996	85,116
*	Stratasys Ltd.	57,076	580,463
*	Super Micro Computer, Inc.	19,450	4,657,692
*	Synaptics, Inc.	8,811	737,128
*	Synopsys, Inc.	12,955	6,081,595
	TD SYNNEX Corp.	24,685	2,263,121
	TE Connectivity Ltd.	14,607	1,721,435
*	Teledyne Technologies, Inc.	6,892	2,581,674
*	Teradata Corp.	28,040	1,197,869
	Teradyne, Inc.	37,120	3,090,982
*	TransAct Technologies, Inc.	300	1,758
*	Trimble, Inc.	41,381	1,950,287
*	Turtle Beach Corp.	7,085	58,451
*	Twilio, Inc., Class A	38,614	1,979,354
*	Tyler Technologies, Inc.	5,455	2,034,170
#*	UiPath, Inc., Class A	108,428	1,683,887
*	Unisys Corp.	27,940	77,673
#*	Unity Software, Inc.	36,580	928,035
	Universal Display Corp.	10,772	1,499,247
*	Upland Software, Inc.	5,855	19,556
*	Varonis Systems, Inc., Class B	6,877	231,342
*	Verint Systems, Inc.	34,632	651,428
*	VeriSign, Inc.	11,886	2,373,159
#*	Viasat, Inc.	15,788	291,131
*	Viavi Solutions, Inc.	69,486	540,601
*	Vishay Precision Group, Inc.	335	10,023
*	VMware, Inc., Class A	27,689	4,032,903
	Vontier Corp.	60,322	1,783,118
*	Workday, Inc., Class A	9,527	2,016,961
	Xerox Holdings Corp.	49,891	640,600
*	Xperi, Inc.	4,459	37,857
*	Zebra Technologies Corp., Class A	6,311	1,321,713
*	Zoom Video Communications, Inc., Class A	27,323	1,638,834
*	Zscaler, Inc.	6,657	1,056,399

TOTAL INFORMATION TECHNOLOGY			1,152,525,889

MATERIALS — (3.0%)
	Albemarle Corp.	18,782	2,381,182
	Amcor PLC	408,045	3,627,520
	American Vanguard Corp.	18,721	175,229
	AptarGroup, Inc.	26,980	3,298,845
	Ashland, Inc.	20,925	1,603,483
*	ATI, Inc.	43,216	1,632,268
	Avery Dennison Corp.	25,352	4,413,023
	Avient Corp.	48,933	1,547,261
*	Axalta Coating Systems Ltd.	120,982	3,173,358
	Balchem Corp.	10,731	1,247,371
	Ball Corp.	75,649	3,642,499
	Berry Global Group, Inc.	67,658	3,721,190
#*	Bioceres Crop Solutions Corp.	1,600	17,664
	Carpenter Technology Corp.	7,921	496,805
#	Celanese Corp.	16,623	1,903,500
*	Clearwater Paper Corp.	3,528	119,282
#*	Coeur Mining, Inc.	78,459	196,932
	Commercial Metals Co.	49,157	2,078,850
	Compass Minerals International, Inc.	9,076	223,633
	Corteva, Inc.	117,661	5,664,201

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Crown Holdings, Inc.	53,890	$4,343,534
	Dow, Inc.	56,313	2,722,170
	DuPont de Nemours, Inc.	74,817	5,452,663
	Eastman Chemical Co.	4,501	336,360
	Ecolab, Inc.	31,027	5,204,469
	Element Solutions, Inc.	146,782	2,675,836
	FMC Corp.	37,642	2,002,554
*	Glatfelter Corp.	2,686	4,647
	Graphic Packaging Holding Co.	107,332	2,308,711
	Greif, Inc., Class A	13,296	844,296
	Greif, Inc., Class B	1,339	85,776
	Hawkins, Inc.	8,004	459,670
	Haynes International, Inc.	4,632	199,292
	HB Fuller Co.	22,634	1,497,239
#	Hecla Mining Co.	266,789	1,085,831
	Huntsman Corp.	71,820	1,675,561
*	Ingevity Corp.	10,768	433,735
	Innospec, Inc.	11,478	1,124,844
#	International Flavors & Fragrances, Inc.	44,004	3,007,673
	International Paper Co.	34,582	1,166,451
*	Intrepid Potash, Inc.	3,405	67,725
	Koppers Holdings, Inc.	7,005	256,173
#	Kronos Worldwide, Inc.	14,098	97,276
#*	Livent Corp.	41,022	598,511
	Louisiana-Pacific Corp.	23,804	1,220,669
*	LSB Industries, Inc.	19,989	182,100
	LyondellBasell Industries NV, Class A	38,036	3,432,369
	Martin Marietta Materials, Inc.	6,116	2,501,077
	Materion Corp.	5,029	487,712
#	Mercer International, Inc.	40,641	322,690
	Minerals Technologies, Inc.	19,030	1,028,762
	Mosaic Co.	69,703	2,263,953
#*	MP Materials Corp.	32,636	535,230
	Myers Industries, Inc.	11,436	191,782
	NewMarket Corp.	4,416	2,129,174
	Newmont Corp.	82,415	3,088,090
	Northern Technologies International Corp.	2,004	25,030
	Nucor Corp.	89,142	13,174,296
	Packaging Corp. of America	18,668	2,857,137
#*	Piedmont Lithium, Inc.	1,514	41,590
	PPG Industries, Inc.	46,750	5,739,498
#	Quaker Chemical Corp.	2,069	297,357
*	Ranpak Holdings Corp.	36,015	113,807
	Reliance Steel & Aluminum Co.	34,713	8,830,293
††	Resolute Forest Products, Inc.	1,960	1,044
	Royal Gold, Inc.	26,906	2,807,103
	RPM International, Inc.	37,574	3,429,379
	Ryerson Holding Corp.	30,188	876,961
	Schnitzer Steel Industries, Inc., Class A	14,549	330,408
	Sealed Air Corp.	37,703	1,160,875
	Sensient Technologies Corp.	12,748	719,242
	Sherwin-Williams Co.	53,394	12,718,985
	Silgan Holdings, Inc.	48,162	1,929,370
	Sonoco Products Co.	41,200	2,134,572
	Steel Dynamics, Inc.	43,275	4,609,220
	Stepan Co.	11,634	870,223
	Sylvamo Corp.	3,221	142,690
*	TimkenSteel Corp.	11,300	229,729
	TriMas Corp.	8,095	195,980

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Trinseo PLC	25,000	$154,750
	Vulcan Materials Co.	16,633	3,268,218
	Westrock Co.	25,627	920,778
	Worthington Industries, Inc.	23,049	1,420,279

TOTAL MATERIALS			165,197,515

REAL ESTATE — (0.3%)
*	Anywhere Real Estate, Inc.	30,008	140,137
*	CBRE Group, Inc., Class A	64,518	4,473,678
*	CoStar Group, Inc.	70,618	5,184,067
#*	Cushman & Wakefield PLC	93,135	686,405
*	Five Point Holdings LLC, Class A	2,194	5,332
*	Forestar Group, Inc.	10,714	254,458
*	FRP Holdings, Inc.	513	27,594
*	Howard Hughes Holdings, Inc.	12,620	837,085
*	Jones Lang LaSalle, Inc.	17,910	2,291,047
	Kennedy-Wilson Holdings, Inc.	16,283	209,562
	Marcus & Millichap, Inc.	13,033	374,047
*	Maui Land & Pineapple Co., Inc.	7,404	108,395
	Newmark Group, Inc., Class A	41,050	232,754
*	Opendoor Technologies, Inc.	19,656	37,346
*	Rafael Holdings, Inc., Class B	781	1,390
	RE/MAX Holdings, Inc., Class A	6,670	71,769
	RMR Group, Inc., Class A	4,376	98,548
	St. Joe Co.	3,317	154,705
*	Stratus Properties, Inc.	321	8,240
*	Zillow Group, Inc., Class A	15,795	561,196
*	Zillow Group, Inc., Class C	42,797	1,551,391

TOTAL REAL ESTATE			17,309,146

UTILITIES — (0.9%)
	American States Water Co.	16,212	1,265,347
	American Water Works Co., Inc.	39,837	4,686,823
	Atmos Energy Corp.	19,892	2,141,573
	Avangrid, Inc.	17,764	530,611
#	Brookfield Renewable Corp., Class A	65,411	1,488,754
#	California Water Service Group	24,812	1,207,848
	Chesapeake Utilities Corp.	3,888	344,516
	Clearway Energy, Inc., Class A	5,815	118,451
	Clearway Energy, Inc., Class C	10,478	227,477
	Consolidated Edison, Inc.	54,591	4,792,544
	Consolidated Water Co. Ltd.	2,963	87,468
	Constellation Energy Corp.	34,829	3,932,891
	Edison International	65,841	4,151,933
	Essential Utilities, Inc.	67,432	2,256,275
	Eversource Energy	73,375	3,946,841
	Exelon Corp.	72,515	2,823,734
	Genie Energy Ltd., Class B	2,902	57,576
	Global Water Resources, Inc.	1,296	13,647
	Middlesex Water Co.	7,528	478,254
	New Jersey Resources Corp.	52,146	2,116,085
	Northwest Natural Holding Co.	17,207	631,669
#	ONE Gas, Inc.	18,334	1,107,374
#	Ormat Technologies, Inc.	29,892	1,839,554
*	Pure Cycle Corp.	16,610	158,792
	Sempra	13,931	975,588
	SJW Group	15,217	950,758
#	Southwest Gas Holdings, Inc.	24,550	1,438,875

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
#	Spire, Inc.	17,762	$988,100
#*	Sunnova Energy International, Inc.	126,970	1,159,236
	UGI Corp.	71,703	1,491,422
	Unitil Corp.	4,502	205,606
	York Water Co.	1,961	70,733

	TOTAL UTILITIES		47,686,355

	TOTAL COMMON STOCKS		5,286,252,213

	PREFERRED STOCKS — (0.0%)
	INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	4,748	126,582

	RIGHTS/WARRANTS — (0.0%)
	CONSUMER DISCRETIONARY — (0.0%)
#*»	Lazydays Holdings, Inc. Rights 11/14/2023	3,490	0

	TOTAL INVESTMENT SECURITIES (Cost $3,601,873,731)		5,286,378,795

	TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	10,220,778	10,220,778

	SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	9,534,864	110,289,773

	TOTAL INVESTMENTS — (100.0%) (Cost $3,722,385,014)		$5,406,889,346

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security
Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$490,289,621	$11,264	—	$490,300,885
Consumer Discretionary	663,457,568	—	—	663,457,568
Consumer Staples	322,624,797	—	—	322,624,797
Energy	141,526,584	—	—	141,526,584
Financials	847,686,283	—	—	847,686,283
Health Care	739,713,839	1,202,052	$141,512	741,057,403
Industrials	696,879,788	—	—	696,879,788
Information Technology	1,152,407,114	118,775	—	1,152,525,889
Materials	165,196,471	—	1,044	165,197,515
Real Estate	17,309,146	—	—	17,309,146
Utilities	47,686,355	—	—	47,686,355
Preferred Stocks
Industrials	126,582	—	—	126,582
Temporary Cash Investments	10,220,778	—	—	10,220,778
Securities Lending Collateral	—	110,289,773	—	110,289,773

TOTAL	$5,295,124,926	$111,621,864	$142,556^	$5,406,889,346

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (3.8%)
# *	Advantage Solutions, Inc.	14,211	$32,685
*	AMC Networks, Inc., Class A	4,416	52,109
*	Angi, Inc.	18,971	30,543
	ATN International, Inc.	5,817	180,036
*	Bandwidth, Inc., Class A	8,921	94,652
*	Boston Omaha Corp., Class A	9,176	130,574
*	Bumble, Inc., Class A	25,156	338,097
	Cable One, Inc.	1,007	553,719
*	Cardlytics, Inc.	1,282	15,884
*	Cargurus, Inc.	8,937	153,985
*	Cars.com, Inc.	22,316	339,873
*	Consolidated Communications Holdings, Inc.	20,375	84,964
*	Cumulus Media, Inc., Class A	4,400	19,844
*	Daily Journal Corp.	335	97,448
*	DHI Group, Inc.	10,038	27,504
*	EchoStar Corp., Class A	12,237	169,605
	Entravision Communications Corp., Class A	19,330	69,201
*	EW Scripps Co., Class A	17,618	96,370
*	Frontier Communications Parent, Inc.	29,180	522,906
# *	Gannett Co., Inc.	43,942	102,824
* »	GCI Liberty, Inc.	4,474	4,046
	Gray Television, Inc.	5,502	35,873
*	iHeartMedia, Inc., Class A	4,721	11,094
*	Integral Ad Science Holding Corp.	23,228	266,657
	John Wiley & Sons, Inc., Class A	9,430	285,446
*	Liberty Latin America Ltd., Class A	13,142	89,760
*	Liberty Latin America Ltd., Class C	51,736	354,392
	Liberty Media Corp.-Liberty Live, Class A	2,178	68,041
*	Liberty Media Corp.-Liberty Live, Class C	1,982	63,166
	Liberty Media Corp.-Liberty SiriusXM, Class A	8,713	213,381
*	Liberty Media Corp.-Liberty SiriusXM, Class C	7,930	194,681
*	Lions Gate Entertainment Corp., Class A	11,192	87,969
*	Lions Gate Entertainment Corp., Class B	17,310	129,133
*	Madison Square Garden Entertainment Corp.	6,162	187,818
*	Magnite, Inc.	38,705	257,001
#	Marcus Corp.	9,257	143,854
	News Corp., Class A	44,818	926,836
	News Corp., Class B	12,940	277,434
	Nexstar Media Group, Inc.	9,308	1,303,865
# *	Nextdoor Holdings, Inc.	13,367	24,328
	Paramount Global, Class A	4,246	59,019
	Paramount Global, Class B	42,267	459,865
*	Playstudios, Inc.	18,693	52,901
*	PubMatic, Inc., Class A	9,247	104,214
*	QuinStreet, Inc.	7,926	89,643
	Saga Communications, Inc., Class A	900	17,460
	Scholastic Corp.	10,451	385,642
	Shenandoah Telecommunications Co.	11,701	276,846
#	Sinclair, Inc.	11,616	126,266
*	Sphere Entertainment Co.	7,387	243,106
	TEGNA, Inc.	59,432	862,358
	Telephone & Data Systems, Inc.	23,296	423,754
*	Thryv Holdings, Inc.	8,806	153,489
	Townsquare Media, Inc., Class A	2,465	21,199
*	TripAdvisor, Inc.	14,201	209,607

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	TrueCar, Inc.	13,232	$24,215
*	U.S. Cellular Corp.	15,565	654,197
*	Urban One, Inc.	10,394	55,192
*	WideOpenWest, Inc.	6,256	44,042
*	Yelp, Inc.	2,367	99,864
*	Ziff Davis, Inc.	8,382	506,776

TOTAL COMMUNICATION SERVICES			12,907,253

CONSUMER DISCRETIONARY — (16.2%)
*	1-800-Flowers.com, Inc., Class A	10,859	81,551
*	1stdibs.com, Inc.	5,318	22,389
	Aaron’s Co., Inc.	9,586	71,032
*	Abercrombie & Fitch Co., Class A	14,721	895,331
	Academy Sports & Outdoors, Inc.	21,145	948,142
*	Adient PLC	21,740	732,421
	ADT, Inc.	64,513	365,144
*	Adtalem Global Education, Inc.	15,236	789,225
*	American Axle & Manufacturing Holdings, Inc.	40,610	274,117
	American Eagle Outfitters, Inc.	48,061	839,626
*	America’s Car-Mart, Inc.	1,770	118,555
	Aramark	2,749	74,031
*	Asbury Automotive Group, Inc.	5,412	1,035,694
	Autoliv, Inc.	4,627	424,065
*	Bally’s Corp.	6,272	57,201
	Bassett Furniture Industries, Inc.	2,964	45,616
*	Beazer Homes USA, Inc.	10,913	263,985
*	Biglari Holdings, Inc., Class B	611	90,287
*	BJ’s Restaurants, Inc.	7,274	187,087
*	Boot Barn Holdings, Inc.	4,261	296,139
	BorgWarner, Inc.	51,783	1,910,793
	Brunswick Corp.	13,002	903,249
*	Caesars Entertainment, Inc.	1,865	74,395
	Caleres, Inc.	7,880	201,570
*	Capri Holdings Ltd.	4,463	228,416
*	CarParts.com, Inc.	11,817	33,442
	Carriage Services, Inc.	2,541	54,886
*	Carrols Restaurant Group, Inc.	19,900	114,425
	Cato Corp., Class A	6,492	46,288
*	Cavco Industries, Inc.	1,879	468,829
*	Century Casinos, Inc.	5,510	24,134
	Century Communities, Inc.	9,462	581,913
*	Chegg, Inc.	27,626	208,024
*	Chico’s FAS, Inc.	27,697	207,174
*	Chuy’s Holdings, Inc.	5,799	195,194
*	Citi Trends, Inc.	2,972	71,625
	Columbia Sportswear Co.	11,112	820,066
*	Container Store Group, Inc.	11,305	20,914
*	Culp, Inc.	4,000	21,880
	Dana, Inc.	41,509	476,523
	Designer Brands, Inc., Class A	15,098	152,641
*	Destination XL Group, Inc.	11,708	48,705
*	Dorman Products, Inc.	6,099	379,236
*	Duluth Holdings, Inc., Class B	5,582	28,077
*	El Pollo Loco Holdings, Inc.	8,742	72,996
	Escalade, Inc.	2,840	48,394
	Ethan Allen Interiors, Inc.	8,291	217,722
# *	Figs, Inc., Class A	6,112	33,677
*	First Watch Restaurant Group, Inc.	9,339	156,055
	Flexsteel Industries, Inc.	1,899	36,670

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Foot Locker, Inc.	15,503	$325,408
*	Fossil Group, Inc.	985	1,537
# *	Full House Resorts, Inc.	2,414	9,053
	Gap, Inc.	79,349	1,015,667
*	Genesco, Inc.	3,780	103,610
*	Gentherm, Inc.	5,636	226,680
*	G-III Apparel Group Ltd.	14,998	383,199
*	Goodyear Tire & Rubber Co.	74,489	886,419
*	GoPro, Inc., Class A	29,429	73,867
	Graham Holdings Co., Class B	1,065	616,337
*	Green Brick Partners, Inc.	12,789	494,934
	Group 1 Automotive, Inc.	4,074	1,027,992
# *	GrowGeneration Corp.	20,280	41,371
	Guess?, Inc.	9,373	201,519
	Hamilton Beach Brands Holding Co., Class A	3,030	37,330
	Harley-Davidson, Inc.	38,852	1,043,176
	Haverty Furniture Cos., Inc.	4,883	127,202
# *	Helen of Troy Ltd.	4,180	410,978
	Hibbett, Inc.	3,165	145,812
*	Hilton Grand Vacations, Inc.	21,923	788,132
	Hooker Furnishings Corp.	3,752	62,733
*	Hovnanian Enterprises, Inc., Class A	1,393	96,786
*	JAKKS Pacific, Inc.	671	11,253
	Johnson Outdoors, Inc., Class A	3,050	145,027
	KB Home	15,696	693,763
#	Kohl’s Corp.	26,513	597,868
#	Krispy Kreme, Inc.	4,591	59,362
	Lakeland Industries, Inc.	2,662	38,892
*	Lands’ End, Inc.	8,069	50,673
*	Landsea Homes Corp.	8,705	64,765
*	Latham Group, Inc.	11,490	26,312
	Laureate Education, Inc.	33,957	480,152
	La-Z-Boy, Inc.	12,947	378,570
	LCI Industries	5,011	543,643
	Lear Corp.	3,921	508,789
*	Legacy Housing Corp.	6,100	112,911
	Leggett & Platt, Inc.	19,144	448,544
#	Levi Strauss & Co., Class A	12,639	172,775
*	LGI Homes, Inc.	6,773	640,116
*	Life Time Group Holdings, Inc.	30,754	363,512
	Lifetime Brands, Inc.	6,271	33,487
*	Lincoln Educational Services Corp.	9,167	78,378
	Lithia Motors, Inc.	5,861	1,419,593
# *	Lovesac Co.	2,772	45,627
	Macy’s, Inc.	56,587	689,230
*	Malibu Boats, Inc., Class A	3,900	170,118
*	MarineMax, Inc.	6,102	167,073
	Marriott Vacations Worldwide Corp.	10,638	955,931
*	MasterCraft Boat Holdings, Inc.	4,007	81,903
	MDC Holdings, Inc.	20,760	787,842
# *	Mister Car Wash, Inc.	10,586	55,047
*	Modine Manufacturing Co.	14,884	587,918
*	Mohawk Industries, Inc.	17,463	1,403,676
	Monarch Casino & Resort, Inc.	1,391	83,724
	Monro, Inc.	7,552	187,441
*	Motorcar Parts of America, Inc.	4,100	29,602
	Movado Group, Inc.	5,203	144,956
*	National Vision Holdings, Inc.	19,978	310,458
	Newell Brands, Inc.	4,387	29,481

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	ODP Corp.	12,767	$573,494
*	OneSpaWorld Holdings Ltd.	15,698	164,515
# *	OneWater Marine, Inc., Class A	2,305	52,162
# *	Overstock.com, Inc.	13,634	212,690
	Oxford Industries, Inc.	2,628	221,803
	Patrick Industries, Inc.	6,092	457,814
*	Penn Entertainment, Inc.	17,997	355,081
	Penske Automotive Group, Inc.	13,166	1,883,791
	Perdoceo Education Corp.	20,573	372,166
	PetMed Express, Inc.	3,703	25,514
	Phinia, Inc.	10,356	268,013
*	Playa Hotels & Resorts NV	50,237	363,214
	PVH Corp.	15,901	1,182,239
	Ralph Lauren Corp.	2,156	242,615
	RCI Hospitality Holdings, Inc.	1,296	70,645
	Rocky Brands, Inc.	167	2,051
*	Sally Beauty Holdings, Inc.	24,318	206,703
	Shoe Carnival, Inc.	9,081	207,773
#	Signet Jewelers Ltd.	9,278	647,883
*	Skechers USA, Inc., Class A	6,104	294,335
*	Skyline Champion Corp.	1,450	85,013
# *	Solid Power, Inc.	17,626	23,266
*	Solo Brands, Inc., Class A	11,956	46,031
	Sonic Automotive, Inc., Class A	7,204	344,711
*	Sonos, Inc.	25,778	277,887
# *	Sportsman’s Warehouse Holdings, Inc.	10,817	55,059
	Standard Motor Products, Inc.	7,147	249,645
	Steven Madden Ltd.	11,230	368,232
*	Stitch Fix, Inc., Class A	22,126	72,573
*	Stoneridge, Inc.	6,961	113,255
	Strategic Education, Inc.	6,226	512,462
*	Strattec Security Corp.	1,038	23,615
*	Stride, Inc.	8,373	460,348
	Superior Group of Cos., Inc.	3,288	26,304
*	Taylor Morrison Home Corp.	28,582	1,095,262
#	Thor Industries, Inc.	12,652	1,112,490
*	Tile Shop Holdings, Inc.	5,840	32,062
*	Tilly’s, Inc., Class A	7,075	57,307
	Toll Brothers, Inc.	24,849	1,757,073
*	Topgolf Callaway Brands Corp.	68,152	832,817
*	Traeger, Inc.	6,567	17,271
*	Tri Pointe Homes, Inc.	27,021	677,146
*	Under Armour, Inc., Class A	46,411	317,915
*	Under Armour, Inc., Class C	53,766	345,715
*	Unifi, Inc.	2,755	18,514
*	Universal Electronics, Inc.	497	3,901
*	Universal Technical Institute, Inc.	10,892	95,087
	Upbound Group, Inc.	10,131	264,014
*	Urban Outfitters, Inc.	25,412	879,763
*	Vera Bradley, Inc.	12,026	88,030
*	VOXX International Corp.	7,772	71,269
	Weyco Group, Inc.	3,084	89,189
	Winnebago Industries, Inc.	8,937	517,899
*	Zumiez, Inc.	3,869	63,568

TOTAL CONSUMER DISCRETIONARY			54,966,899

CONSUMER STAPLES — (3.8%)
	Andersons, Inc.	10,801	541,454
	Calavo Growers, Inc.	3,398	86,105

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co.	3,200	$139,616
*	Central Garden & Pet Co., Class A	10,637	422,183
*	Chefs’ Warehouse, Inc.	5,601	106,587
*	Darling Ingredients, Inc.	11,090	491,176
*	Duckhorn Portfolio, Inc.	27,567	287,524
	Edgewell Personal Care Co.	14,529	507,062
	Fresh Del Monte Produce, Inc.	16,666	416,650
*	Grocery Outlet Holding Corp.	19,510	539,842
*	Hain Celestial Group, Inc.	10,142	112,069
*	Hostess Brands, Inc.	27,955	933,697
	Ingles Markets, Inc., Class A	4,955	397,490
	Ingredion, Inc.	9,545	893,221
	Lifevantage Corp.	2,900	21,779
*	Mission Produce, Inc.	5,157	48,527
	Natural Grocers by Vitamin Cottage, Inc., Class C	6,617	83,176
*	Nature’s Sunshine Products, Inc.	5,004	89,572
	Nu Skin Enterprises, Inc., Class A	22,165	420,913
	Oil-Dri Corp. of America	2,079	119,085
*	Performance Food Group Co.	9,418	543,984
*	Post Holdings, Inc.	14,724	1,182,043
	PriceSmart, Inc.	6,518	407,310
*	Seneca Foods Corp., Class A	1,485	81,155
*	Simply Good Foods Co.	7,982	297,649
	SpartanNash Co.	12,250	275,503
	Spectrum Brands Holdings, Inc.	8,388	631,784
	Tootsie Roll Industries, Inc.	4,314	134,209
*	TreeHouse Foods, Inc.	15,420	642,860
*	U.S. Foods Holding Corp.	21,537	838,651
*	United Natural Foods, Inc.	10,397	151,588
*	USANA Health Sciences, Inc.	3,742	170,448
	Utz Brands, Inc.	15,727	191,712
	Village Super Market, Inc., Class A	3,681	90,074
*	Vital Farms, Inc.	6,719	74,312
	Weis Markets, Inc.	8,621	561,227
*	Whole Earth Brands, Inc.	2,362	8,361

TOTAL CONSUMER STAPLES			12,940,598

ENERGY — (4.5%)
*	Antero Resources Corp.	2,663	78,399
	Archrock, Inc.	44,368	562,143
*	Bristow Group, Inc.	4,170	109,004
*	Clean Energy Fuels Corp.	77,520	270,545
	Delek U.S. Holdings, Inc.	17,167	452,350
*	DMC Global, Inc.	3,750	71,062
*	Dril-Quip, Inc.	11,409	247,119
*	Expro Group Holdings NV	19,250	303,187
*	Forum Energy Technologies, Inc.	3,021	65,767
*	Geospace Technologies Corp.	3,758	45,058
*	Helix Energy Solutions Group, Inc.	55,755	546,399
	Helmerich & Payne, Inc.	1,586	62,758
	HF Sinclair Corp.	40,798	2,259,393
# *	Independence Contract Drilling, Inc.	2,563	6,843
*	Nabors Industries Ltd.	1,998	195,085
*	Natural Gas Services Group, Inc.	4,461	65,487
*	Newpark Resources, Inc.	31,317	216,714
#	Northern Oil & Gas, Inc.	16,711	640,700
	NOV, Inc.	58,578	1,169,217
*	Oil States International, Inc.	20,951	152,104
	Patterson-UTI Energy, Inc.	70,048	889,610

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Profire Energy, Inc.	13,809	$25,547
*	ProPetro Holding Corp.	41,621	436,188
	Range Resources Corp.	26,378	945,388
	Ranger Energy Services, Inc.	1,079	12,527
*	REX American Resources Corp.	5,681	215,935
	RPC, Inc.	47,481	395,042
*	Seadrill Ltd.	6,628	261,939
	Select Water Solutions, Inc., Class A	39,531	294,111
	Sitio Royalties Corp., Class A	9,676	239,191
	Solaris Oilfield Infrastructure, Inc., Class A	6,960	64,310
	TechnipFMC PLC	86,764	1,867,161
# *	Transocean Ltd.	193,492	1,280,917
*	U.S. Silica Holdings, Inc.	27,754	334,991
	World Kinect Corp.	22,121	409,238

TOTAL ENERGY			15,191,429

FINANCIALS — (28.1%)
	1st Source Corp.	5,639	257,251
# *	Acacia Research Corp.	3,396	12,192
	ACNB Corp.	1,876	64,553
	Affiliated Managers Group, Inc.	7,249	889,887
	Alerus Financial Corp.	4,356	75,402
	Ally Financial, Inc.	50,877	1,230,715
	Amalgamated Financial Corp.	6,562	119,691
#	A-Mark Precious Metals, Inc.	6,700	181,436
*	Ambac Financial Group, Inc.	13,700	166,181
	Amerant Bancorp, Inc.	7,261	132,368
*	American Equity Investment Life Holding Co.	23,300	1,233,968
	American Financial Group, Inc.	2,193	239,826
	American National Bankshares, Inc.	2,683	102,383
	Ameris Bancorp	15,570	580,761
#	Ames National Corp.	2,367	40,050
	Argo Group International Holdings Ltd.	2,970	88,625
	Arrow Financial Corp.	1,812	38,614
*	AssetMark Financial Holdings, Inc.	10,141	242,471
	Associated Banc-Corp	36,898	598,117
	Associated Capital Group, Inc., Class A	306	10,294
	Assured Guaranty Ltd.	13,489	841,714
	Atlantic Union Bankshares Corp.	20,288	584,497
*	Atlanticus Holdings Corp.	4,225	123,624
	Axis Capital Holdings Ltd.	20,660	1,179,686
*	Axos Financial, Inc.	15,445	556,483
#	Banc of California, Inc.	10,993	123,232
	BancFirst Corp.	4,506	365,482
	Bank of Marin Bancorp	3,757	63,118
	Bank of NT Butterfield & Son Ltd.	6,684	168,838
	Bank OZK	25,815	924,435
	Bank7 Corp.	779	16,312
	BankFinancial Corp.	3,100	26,040
	BankUnited, Inc.	17,613	384,140
	Bankwell Financial Group, Inc.	1,826	44,682
	Banner Corp.	6,778	286,099
	Bar Harbor Bankshares	4,147	103,758
	BayCom Corp.	3,607	71,419
	BCB Bancorp, Inc.	5,064	52,058
	Berkshire Hills Bancorp, Inc.	12,095	237,183
*	Blue Foundry Bancorp	4,624	34,911
	BOK Financial Corp.	12,691	831,514
	Bread Financial Holdings, Inc.	11,901	321,684

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Bridgewater Bancshares, Inc.	3,669	$35,332
*	Brighthouse Financial, Inc.	15,826	716,918
	Brookline Bancorp, Inc.	21,881	178,111
	Business First Bancshares, Inc.	5,554	108,525
	Byline Bancorp, Inc.	9,356	177,483
	C&F Financial Corp.	728	38,336
	Cadence Bank	41,688	882,952
	Cambridge Bancorp	1,384	74,335
	Camden National Corp.	3,550	103,518
*	Cannae Holdings, Inc.	2,799	45,764
	Capital Bancorp, Inc.	1,866	38,141
	Capital City Bank Group, Inc.	5,210	148,850
	Capitol Federal Financial, Inc.	9,480	49,296
	Capstar Financial Holdings, Inc.	3,956	60,052
*	Carter Bankshares, Inc.	6,178	69,564
	Cass Information Systems, Inc.	3,169	119,820
	Cathay General Bancorp	19,433	658,973
	Central Pacific Financial Corp.	6,595	104,069
	Central Valley Community Bancorp	3,231	50,953
	Chemung Financial Corp.	687	28,359
	Citizens & Northern Corp.	3,770	68,237
	City Holding Co.	1,843	167,308
	Civista Bancshares, Inc.	2,977	43,405
	CNB Financial Corp.	4,521	82,192
	CNO Financial Group, Inc.	21,516	498,741
*	Coastal Financial Corp.	2,592	96,345
	Codorus Valley Bancorp, Inc.	2,623	51,463
	Colony Bankcorp, Inc.	4,760	47,362
	Columbia Banking System, Inc.	13,830	272,036
# *	Columbia Financial, Inc.	13,551	218,171
	Comerica, Inc.	26,709	1,052,335
	Commerce Bancshares, Inc.	9,650	423,249
	Community Bank System, Inc.	7,427	296,709
	Community Trust Bancorp, Inc.	4,858	182,466
	ConnectOne Bancorp, Inc.	11,070	180,330
*	Consumer Portfolio Services, Inc.	5,067	46,870
*	CrossFirst Bankshares, Inc.	12,402	131,213
	Cullen/Frost Bankers, Inc.	10,746	977,779
*	Customers Bancorp, Inc.	6,486	260,802
	CVB Financial Corp.	33,015	515,694
	Dime Community Bancshares, Inc.	10,011	184,102
	Donegal Group, Inc., Class A	7,840	110,701
	Eagle Bancorp Montana, Inc.	1,400	16,366
	Eagle Bancorp, Inc.	2,721	53,005
	East West Bancorp, Inc.	19,629	1,052,507
	Eastern Bankshares, Inc.	33,415	367,899
*	eHealth, Inc.	8,612	73,891
	Employers Holdings, Inc.	7,389	280,782
	Enact Holdings, Inc.	11,990	330,444
*	Encore Capital Group, Inc.	6,530	246,050
*	Enova International, Inc.	9,073	361,831
*	Enstar Group Ltd.	3,148	745,982
	Enterprise Bancorp, Inc.	2,368	62,302
	Enterprise Financial Services Corp.	9,682	336,643
	Equity Bancshares, Inc., Class A	4,772	115,482
	Esquire Financial Holdings, Inc.	1,620	74,196
	Essent Group Ltd.	23,911	1,129,556
	Evans Bancorp, Inc.	1,450	35,844
# *	EZCORP, Inc., Class A	16,554	135,743

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	F&G Annuities & Life, Inc.	1,321	$40,541
	Farmers National Banc Corp.	9,510	107,368
	FB Financial Corp.	8,823	259,132
	Federal Agricultural Mortgage Corp., Class C	1,692	251,364
	Fidelity National Financial, Inc.	19,749	771,988
	Financial Institutions, Inc.	4,235	67,082
	First American Financial Corp.	23,498	1,208,737
	First Bancorp	9,883	286,805
	First BanCorp	40,277	537,698
	First Bancorp, Inc.	2,300	53,889
	First Bancshares, Inc.	6,082	147,306
	First Bank	5,876	64,989
	First Busey Corp.	12,960	257,386
	First Business Financial Services, Inc.	2,501	76,781
	First Citizens BancShares, Inc., Class A	846	1,168,106
	First Commonwealth Financial Corp.	25,755	313,696
	First Community Bankshares, Inc.	4,987	162,826
	First Community Corp.	600	10,620
	First Financial Bancorp	25,997	480,944
	First Financial Corp.	2,856	98,275
	First Hawaiian, Inc.	26,895	482,227
	First Horizon Corp.	74,501	800,886
	First Internet Bancorp	2,330	38,142
	First Interstate BancSystem, Inc., Class A	18,836	434,547
	First Merchants Corp.	11,719	320,046
	First Mid Bancshares, Inc.	4,406	120,372
	First Northwest Bancorp	1,286	16,705
	First of Long Island Corp.	5,557	59,682
*	First Western Financial, Inc.	1,560	20,857
	FirstCash Holdings, Inc.	126	13,724
	Five Star Bancorp.	1,173	22,838
	Flushing Financial Corp.	8,143	100,485
	FNB Corp.	80,047	855,702
	FS Bancorp, Inc.	2,327	67,180
	Fulton Financial Corp.	38,863	504,830
# *	FVCBankcorp, Inc.	731	7,983
*	Genworth Financial, Inc., Class A	110,404	661,320
	German American Bancorp, Inc.	6,638	181,417
#	Glacier Bancorp, Inc.	1,151	34,749
	Great Southern Bancorp, Inc.	3,335	165,816
*	Green Dot Corp., Class A	12,899	144,211
*	Greenlight Capital Re Ltd., Class A	7,969	88,854
	Guaranty Bancshares, Inc.	2,732	77,944
	Hancock Whitney Corp.	19,027	655,100
	Hanmi Financial Corp.	6,178	90,693
	HarborOne Bancorp, Inc.	11,945	117,539
	HBT Financial, Inc.	3,457	62,226
	Heartland Financial USA, Inc.	10,107	276,932
	Heritage Commerce Corp.	13,437	109,915
	Heritage Financial Corp.	9,125	148,464
*	Heritage Insurance Holdings, Inc.	5,200	30,732
#	Hingham Institution For Savings The	293	43,534
	Home Bancorp, Inc.	2,324	79,643
	Home BancShares, Inc.	46,188	944,545
	HomeTrust Bancshares, Inc.	3,299	67,992
	Hope Bancorp, Inc.	25,287	221,514
	Horace Mann Educators Corp.	7,720	244,956
	Horizon Bancorp, Inc.	10,561	100,224
	Independent Bank Corp.	10,458	510,350

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Corp.	6,289	$125,466
	Independent Bank Group, Inc.	14,704	519,786
	International Bancshares Corp.	14,332	628,172
	Invesco Ltd.	82,884	1,075,005
	Investar Holding Corp.	2,295	21,757
	Investors Title Co.	499	71,761
	Jackson Financial, Inc., Class A	18,669	685,339
	James River Group Holdings Ltd.	7,977	109,684
	Janus Henderson Group PLC	35,256	813,356
	Jefferies Financial Group, Inc.	35,304	1,136,083
	Kearny Financial Corp.	16,366	113,580
	Kemper Corp.	13,896	554,172
	KeyCorp	4,810	49,158
	Lakeland Bancorp, Inc.	15,301	172,595
	Lakeland Financial Corp.	3,700	182,225
	LCNB Corp.	2,465	34,485
*	LendingClub Corp.	2,199	11,413
*	LendingTree, Inc.	2,227	29,463
	Live Oak Bancshares, Inc.	7,833	225,982
	Luther Burbank Corp.	9,464	77,037
	Macatawa Bank Corp.	10,179	92,934
#	MainStreet Bancshares, Inc.	866	16,696
	Mercantile Bank Corp.	4,297	141,543
	Merchants Bancorp	9,013	269,399
	Mercury General Corp.	11,290	348,635
	Meridian Corp.	1,862	18,620
	Metrocity Bankshares, Inc.	3,171	63,547
# *	Metropolitan Bank Holding Corp.	1,640	53,152
	MGIC Investment Corp.	60,822	1,024,242
	Mid Penn Bancorp, Inc.	3,685	70,236
	Midland States Bancorp, Inc.	5,033	109,820
	MidWestOne Financial Group, Inc.	4,605	91,732
*	Mr Cooper Group, Inc.	10,331	584,011
	MVB Financial Corp.	2,600	51,090
	National Bank Holdings Corp., Class A	7,887	245,917
	National Bankshares, Inc.	833	19,576
	National Western Life Group, Inc., Class A	877	419,995
	Navient Corp.	31,054	494,069
	NBT Bancorp, Inc.	9,615	321,814
*	NCR Atleos Corp.	10,267	226,490
	Nelnet, Inc., Class A	6,405	543,208
*	NerdWallet, Inc., Class A	2,356	25,398
	New York Community Bancorp, Inc.	159,366	1,510,790
	Nicolet Bankshares, Inc.	3,733	271,837
*	NMI Holdings, Inc., Class A	22,575	617,426
	Northeast Bank	2,260	107,892
#	Northeast Community Bancorp, Inc.	2,108	32,126
	Northfield Bancorp, Inc.	12,842	110,441
	Northrim BanCorp, Inc.	1,563	65,193
	Northwest Bancshares, Inc.	29,297	305,275
	Norwood Financial Corp.	406	10,398
	OceanFirst Financial Corp.	14,003	177,278
*	Ocwen Financial Corp.	2,286	54,955
	OFG Bancorp	12,504	370,368
	Old National Bancorp	58,841	806,122
	Old Republic International Corp.	63,596	1,741,258
	Old Second Bancorp, Inc.	8,365	113,429
	OneMain Holdings, Inc.	18,798	675,412
	OP Bancorp	4,129	34,890

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Oportun Financial Corp.	2,099	$12,279
	Oppenheimer Holdings, Inc., Class A	2,246	78,767
	Orange County Bancorp, Inc.	444	19,580
	Origin Bancorp, Inc.	6,286	186,003
	Orrstown Financial Services, Inc.	3,080	65,019
*	Oscar Health, Inc., Class A	44,092	225,751
	Pacific Premier Bancorp, Inc.	18,690	355,110
	PacWest Bancorp	25,239	178,692
#	Park National Corp.	2,079	210,790
	Parke Bancorp, Inc.	2,375	39,995
	Pathward Financial, Inc.	4,654	210,780
*	Paysafe Ltd.	13,319	129,461
	PCB Bancorp	3,867	59,474
	Peapack-Gladstone Financial Corp.	4,995	116,733
	Penns Woods Bancorp, Inc.	542	11,425
	PennyMac Financial Services, Inc.	11,920	801,024
	Peoples Bancorp of North Carolina, Inc.	700	15,750
	Peoples Bancorp, Inc.	8,185	225,742
	Peoples Financial Services Corp.	1,223	47,954
	Pinnacle Financial Partners, Inc.	14,023	874,474
	Piper Sandler Cos	1,945	272,008
# *	Ponce Financial Group, Inc.	7,900	61,462
	Popular, Inc.	16,467	1,071,014
*	PRA Group, Inc.	7,441	91,599
	Preferred Bank	3,603	214,631
	Premier Financial Corp.	9,385	162,830
	Primis Financial Corp.	6,655	62,291
	Princeton Bancorp, Inc.	25	750
	ProAssurance Corp.	11,513	195,721
*	PROG Holdings, Inc.	7,072	193,702
	Prosperity Bancshares, Inc.	17,770	969,176
*	Provident Bancorp, Inc.	2,278	22,097
	Provident Financial Services, Inc.	17,917	251,734
	QCR Holdings, Inc.	4,338	205,838
	Radian Group, Inc.	31,438	796,639
	RBB Bancorp	4,729	54,715
	Red River Bancshares, Inc.	888	41,274
	Regional Management Corp.	2,260	56,184
	Reinsurance Group of America, Inc.	5,130	766,781
	Renasant Corp.	13,178	321,411
*	Repay Holdings Corp.	21,002	125,802
	Republic Bancorp, Inc., Class A	4,245	187,587
	Richmond Mutual BanCorp, Inc.	550	5,396
	Riverview Bancorp, Inc.	4,900	26,215
# *	Root, Inc., Class A	1,975	17,854
	S&T Bancorp, Inc.	9,881	254,535
	Safety Insurance Group, Inc.	3,227	242,574
	Sandy Spring Bancorp, Inc.	11,185	228,733
	Seacoast Banking Corp. of Florida	20,160	407,434
*	Security National Financial Corp., Class A	2,707	18,705
	ServisFirst Bancshares, Inc.	7,464	352,002
	Shore Bancshares, Inc.	7,289	74,785
	Sierra Bancorp	4,635	81,576
	Simmons First National Corp., Class A	40,214	571,441
*	SiriusPoint Ltd.	42,599	419,600
	SLM Corp.	29,999	389,987
	SmartFinancial, Inc.	4,132	86,152
	South Plains Financial, Inc.	3,123	83,759
*	Southern First Bancshares, Inc.	2,262	61,074

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Southern Missouri Bancorp, Inc.	2,534	$102,500
	Southside Bancshares, Inc.	5,695	152,056
	SouthState Corp.	18,392	1,215,711
	Stellar Bancorp, Inc.	9,205	200,117
	Stewart Information Services Corp.	6,712	293,113
	Stifel Financial Corp.	1,892	107,844
	Stock Yards Bancorp, Inc.	3,787	148,110
*	StoneX Group, Inc.	4,090	389,859
	Summit Financial Group, Inc.	2,814	60,501
	Synovus Financial Corp.	27,714	722,504
	Territorial Bancorp, Inc.	1,638	12,645
*	Texas Capital Bancshares, Inc.	13,335	734,225
	TFS Financial Corp.	24,338	288,649
*	Third Coast Bancshares, Inc.	115	1,784
	Timberland Bancorp, Inc.	2,200	62,018
	Tiptree, Inc.	10,446	157,839
	Tompkins Financial Corp.	3,871	193,860
	Towne Bank	16,686	399,463
	TriCo Bancshares	6,714	217,198
*	Triumph Financial, Inc.	3,826	238,168
	TrustCo Bank Corp.	5,345	136,458
	Trustmark Corp.	11,667	234,623
	UMB Financial Corp.	5,860	367,539
	United Bankshares, Inc.	30,805	876,094
	United Community Banks, Inc.	26,719	590,223
	United Fire Group, Inc.	7,194	144,887
	Unity Bancorp, Inc.	2,451	58,971
	Universal Insurance Holdings, Inc.	7,418	116,166
	Univest Financial Corp.	7,310	121,785
	Unum Group	41,877	2,047,785
	Valley National Bancorp	109,775	854,049
	Veritex Holdings, Inc.	10,667	183,686
	Victory Capital Holdings, Inc., Class A	8,665	255,271
#	Virginia National Bankshares Corp.	813	24,983
	Virtu Financial, Inc., Class A	12,791	236,506
	Virtus Investment Partners, Inc.	1,211	223,103
	WaFd, Inc.	15,571	384,292
	Walker & Dunlop, Inc.	4,779	309,679
	Washington Trust Bancorp, Inc.	2,913	67,552
	Waterstone Financial, Inc.	5,714	61,711
	Webster Financial Corp.	30,758	1,167,881
	WesBanco, Inc.	21,690	529,019
	West BanCorp, Inc.	3,070	50,440
	Westamerica BanCorp	3,878	183,197
	Western Alliance Bancorp	21,684	891,212
	Western New England Bancorp, Inc.	5,200	37,284
	Westwood Holdings Group, Inc.	546	4,963
	White Mountains Insurance Group Ltd.	584	835,558
	Wintrust Financial Corp.	13,835	1,033,336
	WisdomTree, Inc.	19,900	123,380
# *	World Acceptance Corp.	1,270	125,247
	WSFS Financial Corp.	14,092	498,857
	Zions Bancorp NA	33,088	1,020,765

TOTAL FINANCIALS			95,631,757

HEALTH CARE — (7.3%)
*	AdaptHealth Corp.	19,632	143,903
*	Addus HomeCare Corp.	4,928	388,819
*	Agios Pharmaceuticals, Inc.	18,153	381,395

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
# *	Allogene Therapeutics, Inc.	12,658	$35,696
*	Amedisys, Inc.	5,253	480,597
*	American Well Corp., Class A	22,047	25,795
*	AngioDynamics, Inc.	10,002	62,012
*	ANI Pharmaceuticals, Inc.	2,976	183,738
*	Anika Therapeutics, Inc.	4,915	95,842
*	Arcturus Therapeutics Holdings, Inc.	6,132	117,121
*	Artivion, Inc.	7,220	91,983
*	Avanos Medical, Inc.	12,817	235,320
*	Avidity Biosciences, Inc.	9,060	46,659
*	Azenta, Inc.	15,000	681,750
#	Bionano Genomics, Inc.	9,399	12,971
*	Bio-Rad Laboratories, Inc., Class A	559	153,881
*	Bluebird Bio, Inc.	34,681	102,309
*	Brookdale Senior Living, Inc.	73,227	286,318
# *	CareDx, Inc.	12,961	70,119
*	Castle Biosciences, Inc.	6,351	99,203
*	Catalent, Inc.	10,355	356,108
*	Certara, Inc.	18,521	225,771
*	Computer Programs & Systems, Inc.	4,455	62,771
*	Cross Country Healthcare, Inc.	7,553	174,927
# *	CryoPort, Inc.	9,061	87,892
*	Cullinan Oncology, Inc.	13,623	127,103
# *	Cytek Biosciences, Inc.	7,383	31,082
*	Definitive Healthcare Corp., Class A	23,583	135,838
*	Dynavax Technologies Corp.	4,682	66,531
*	Eagle Pharmaceuticals, Inc.	1,524	20,924
# *	Edgewise Therapeutics, Inc.	7,219	46,202
*	Editas Medicine, Inc.	29,060	194,121
*	Elanco Animal Health, Inc.	92,648	816,229
*	Electromed, Inc.	666	7,013
*	Enhabit, Inc.	18,199	134,127
*	Enovis Corp.	14,224	652,882
*	Envista Holdings Corp.	49,899	1,161,150
*	EQRx, Inc.	129,396	282,083
*	Erasca, Inc.	16,717	38,616
*	FONAR Corp.	1,044	14,146
*	Fulcrum Therapeutics, Inc.	18,956	69,000
*	Fulgent Genetics, Inc.	10,514	251,705
*	Generation Bio Co.	10,700	10,040
*	Globus Medical, Inc., Class A	5,688	259,998
*	GoodRx Holdings, Inc., Class A	16,690	82,282
*	Harvard Bioscience, Inc.	12,609	55,353
*	Health Catalyst, Inc.	13,227	99,070
	HealthStream, Inc.	6,475	164,465
*	ICU Medical, Inc.	973	95,412
*	Ikena Oncology, Inc.	4,438	17,885
*	Innoviva, Inc.	23,400	290,394
*	Integer Holdings Corp.	7,867	638,564
*	Integra LifeSciences Holdings Corp.	8,318	299,115
*	Ironwood Pharmaceuticals, Inc.	19,741	177,077
*	iTeos Therapeutics, Inc.	10,710	107,743
# *	KalVista Pharmaceuticals, Inc.	4,018	34,113
*	Kodiak Sciences, Inc.	11,107	16,105
*	Kura Oncology, Inc.	19,235	162,536
*	Larimar Therapeutics, Inc.	3,913	11,465
*	LENSAR, Inc.	858	1,845
# *	LifeStance Health Group, Inc.	4,077	23,769
*	Ligand Pharmaceuticals, Inc.	3,614	188,976

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	LivaNova PLC	6,803	$333,687
*	MaxCyte, Inc.	26,638	78,848
	Mesa Laboratories, Inc.	75	7,037
*	Myriad Genetics, Inc.	18,089	281,827
	National HealthCare Corp.	4,992	336,261
*	Nautilus Biotechnology, Inc.	3,527	9,029
*	NextGen Healthcare, Inc.	8,239	197,077
*	Nurix Therapeutics, Inc.	7,163	40,041
*	Olema Pharmaceuticals, Inc.	11,243	149,419
*	OmniAb, Inc.	16,864	76,731
* »	OmniAb, Inc.	907	0
* »	OmniAb, Inc.	907	0
*	Omnicell, Inc.	6,333	225,075
# *	OPKO Health, Inc.	18,975	23,719
*	OraSure Technologies, Inc.	25,779	133,020
*	Organogenesis Holdings, Inc.	29,265	65,554
*	ORIC Pharmaceuticals, Inc.	2,838	19,015
*	Orthofix Medical, Inc.	3,372	37,227
*	OrthoPediatrics Corp.	3,821	93,462
*	Owens & Minor, Inc.	20,351	291,630
*	Pacira BioSciences, Inc.	17,086	482,850
	Patterson Cos., Inc.	15,278	465,368
* ††	PDL BioPharma, Inc.	11,311	18,211
*	Pediatrix Medical Group, Inc.	23,115	264,898
*	Pennant Group, Inc.	6,371	69,253
	Perrigo Co. PLC	47,723	1,319,064
*	PetIQ, Inc.	6,435	120,785
	Phibro Animal Health Corp., Class A	5,400	58,968
*	Poseida Therapeutics, Inc.	10,334	20,875
*	Prelude Therapeutics, Inc.	6,582	11,124
	Premier, Inc., Class A	39,126	752,002
*	Prestige Consumer Healthcare, Inc.	9,000	534,240
*	Pyxis Oncology, Inc.	4,954	8,273
*	Quanterix Corp.	2,488	54,039
*	QuidelOrtho Corp.	6,109	373,138
*	REGENXBIO, Inc.	2,412	31,091
*	Sage Therapeutics, Inc.	20,661	386,981
*	SCYNEXIS, Inc.	5,000	9,450
	Select Medical Holdings Corp.	24,643	560,135
*	Semler Scientific, Inc.	800	23,336
#	SIGA Technologies, Inc.	13,302	67,840
# *	SomaLogic, Inc.	26,168	58,355
*	Supernus Pharmaceuticals, Inc.	10,930	260,680
# *	Surgery Partners, Inc.	12,164	281,353
*	Sutro Biopharma, Inc.	9,700	26,675
*	Tactile Systems Technology, Inc.	4,369	47,709
*	Taro Pharmaceutical Industries Ltd.	7,103	241,218
*	Teladoc Health, Inc.	38,541	637,468
*	Tenaya Therapeutics, Inc.	201	366
	Tourmaline Bio, Inc.	377	6,217
*	Twist Bioscience Corp.	7,424	117,002
	U.S. Physical Therapy, Inc.	800	67,288
	Universal Health Services, Inc., Class B	16,077	2,023,933
	Utah Medical Products, Inc.	718	57,095
*	Vanda Pharmaceuticals, Inc.	17,253	75,568
*	Varex Imaging Corp.	14,900	268,945
*	Veracyte, Inc.	18,518	383,693
*	Veradigm, Inc.	38,912	513,249
*	Voyager Therapeutics, Inc.	7,723	50,740

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Xencor, Inc.	6,306	$109,409
# *	XOMA Corp.	662	12,479
*	Zimvie, Inc.	5,631	39,755
# *	Zymeworks, Inc.	3,764	26,423

TOTAL HEALTH CARE			24,724,059

INDUSTRIALS — (18.0%)
*	3D Systems Corp.	5,391	20,108
*	AAR Corp.	10,315	612,298
	ABM Industries, Inc.	17,763	698,796
	ACCO Brands Corp.	34,849	176,336
	Acme United Corp.	800	26,800
	Acuity Brands, Inc.	5,576	903,145
*	AerSale Corp.	3,512	53,698
	AGCO Corp.	12,422	1,424,307
	Air Lease Corp.	37,005	1,281,483
	Alamo Group, Inc.	3,558	570,347
*	Alight, Inc., Class A	122,791	815,332
	Allient, Inc.	4,747	131,017
	Alta Equipment Group, Inc.	6,851	62,961
# *	Ameresco, Inc., Class A	8,612	225,204
# *	American Superconductor Corp.	8,401	52,632
*	American Woodmark Corp.	4,932	331,578
	Apogee Enterprises, Inc.	6,087	261,254
	ARC Document Solutions, Inc.	15,000	41,700
	ArcBest Corp.	7,233	787,529
	Arcosa, Inc.	13,644	942,391
	Argan, Inc.	3,568	163,200
*	ASGN, Inc.	11,523	961,710
	Astec Industries, Inc.	6,477	259,339
*	Astronics Corp.	8,264	126,687
*	Asure Software, Inc.	5,807	49,127
	AZZ, Inc.	6,573	310,706
	Barnes Group, Inc.	15,349	319,106
*	Beacon Roofing Supply, Inc.	14,420	1,026,271
	BGSF, Inc.	1,600	14,832
*	BlueLinx Holdings, Inc.	2,911	207,001
	Boise Cascade Co.	11,682	1,095,187
	Brady Corp., Class A	9,439	485,731
*	BrightView Holdings, Inc.	27,214	183,422
*	Broadwind, Inc.	3,704	9,704
*	CACI International, Inc., Class A	1,880	610,549
*	CECO Environmental Corp.	12,455	201,522
	Civeo Corp.	3,828	76,560
	Columbus McKinnon Corp.	9,005	275,283
*	Commercial Vehicle Group, Inc.	8,639	60,214
	Concentrix Corp.	5,579	425,176
*	Concrete Pumping Holdings, Inc.	11,409	80,205
*	Conduent, Inc.	67,731	216,062
	Covenant Logistics Group, Inc.	2,908	114,822
	Deluxe Corp.	14,142	241,121
*	Distribution Solutions Group, Inc.	2,740	82,611
	Douglas Dynamics, Inc.	962	23,357
*	Ducommun, Inc.	5,134	245,611
	Dun & Bradstreet Holdings, Inc.	106,885	936,313
*	DXP Enterprises, Inc.	5,281	172,161
	Eastern Co.	1,042	16,933
	Encore Wire Corp.	4,821	862,139
	EnerSys	5,781	494,738

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Eneti, Inc.	9,339	$94,791
	Ennis, Inc.	8,289	177,053
	EnPro Industries, Inc.	5,896	654,810
*	Enviri Corp.	16,990	97,523
	Esab Corp.	7,224	457,279
	ESCO Technologies, Inc.	6,001	583,417
	EVI Industries, Inc.	201	5,172
	First Advantage Corp.	26,743	347,926
*	Forrester Research, Inc.	2,985	69,252
	Forward Air Corp.	1,250	80,512
	FTAI Infrastructure, Inc.	17,250	52,785
*	Gates Industrial Corp. PLC	69,398	757,826
	GATX Corp.	7,270	760,297
*	Gencor Industries, Inc.	1,912	27,150
*	Gibraltar Industries, Inc.	7,051	429,124
*	GMS, Inc.	7,516	439,536
	Gorman-Rupp Co.	3,154	93,201
*	Graham Corp.	3,300	51,447
	Granite Construction, Inc.	13,630	551,742
*	Great Lakes Dredge & Dock Corp.	22,171	168,500
	Greenbrier Cos., Inc.	9,305	321,860
*	Hayward Holdings, Inc.	28,986	304,353
	Healthcare Services Group, Inc.	13,935	132,382
	Heartland Express, Inc.	23,985	279,665
	Heidrick & Struggles International, Inc.	7,441	181,114
	Helios Technologies, Inc.	5,013	259,272
# *	Hertz Global Holdings, Inc.	49,267	415,321
	Hillenbrand, Inc.	12,465	474,044
*	Hillman Solutions Corp.	39,075	256,332
*	HireRight Holdings Corp.	9,685	89,199
	HNI Corp.	9,979	346,172
*	Hub Group, Inc., Class A	7,378	507,237
*	Hudson Global, Inc.	783	11,487
*	Hudson Technologies, Inc.	8,682	111,824
	Huntington Ingalls Industries, Inc.	1,844	405,348
	Hurco Cos., Inc.	2,372	47,440
	Hyster-Yale Materials Handling, Inc.	2,487	99,505
*	IES Holdings, Inc.	3,581	222,846
	Insteel Industries, Inc.	6,591	183,955
	Interface, Inc.	18,398	163,558
*	JELD-WEN Holding, Inc.	15,620	176,975
	Kaman Corp.	8,312	154,686
	Kelly Services, Inc., Class A	9,787	174,698
	Kennametal, Inc.	27,887	644,469
*	Kirby Corp.	9,242	690,377
	Knight-Swift Transportation Holdings, Inc.	32,720	1,599,681
	Korn Ferry	15,978	727,319
*	Kratos Defense & Security Solutions, Inc.	17,442	297,386
*	L B Foster Co., Class A	3,570	70,043
*	Limbach Holdings, Inc.	2,320	69,136
*	Liquidity Services, Inc.	5,467	105,349
	LSI Industries, Inc.	6,900	102,672
	Luxfer Holdings PLC	6,450	53,341
*	Manitowoc Co., Inc.	10,482	134,170
	ManpowerGroup, Inc.	15,031	1,051,719
	Marten Transport Ltd.	14,406	253,257
*	Masonite International Corp.	3,795	300,336
*	Mastech Digital, Inc.	560	4,900
*	Masterbrand, Inc.	35,086	389,805

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Matrix Service Co.	9,360	$109,044
	Matson, Inc.	10,993	956,941
	Matthews International Corp., Class A	9,237	327,359
	Maximus, Inc.	6,026	450,263
# *	Mayville Engineering Co., Inc.	5,087	61,502
	McGrath RentCorp.	4,406	443,244
*	Mercury Systems, Inc.	15,542	559,201
*	Middleby Corp.	768	86,684
	Miller Industries, Inc.	3,650	132,750
	MillerKnoll, Inc.	19,276	452,986
*	Mistras Group, Inc.	10,831	59,246
*	Montrose Environmental Group, Inc.	503	11,629
*	MRC Global, Inc.	17,929	188,434
	Mueller Industries, Inc.	23,333	879,887
	Mueller Water Products, Inc., Class A	21,748	269,023
	NL Industries, Inc.	5,312	26,454
*	Northwest Pipe Co.	2,991	81,535
*	NOW, Inc.	34,084	375,606
*	NV5 Global, Inc.	2,292	216,250
*	OPENLANE, Inc.	33,467	449,462
*	Orion Group Holdings, Inc.	9,300	44,640
	Oshkosh Corp.	1,946	170,723
*	PAM Transportation Services, Inc.	3,504	60,514
	Park Aerospace Corp.	4,183	61,406
	Park-Ohio Holdings Corp.	3,791	85,980
# *	Planet Labs PBC	58,284	125,893
	Powell Industries, Inc.	3,447	264,213
	Preformed Line Products Co.	1,615	218,590
	Primoris Services Corp.	16,168	486,010
*	Proto Labs, Inc.	8,055	190,179
*	Quad/Graphics, Inc.	14,200	69,438
	Quanex Building Products Corp.	10,484	281,495
*	Radiant Logistics, Inc.	14,977	87,765
	Regal Rexnord Corp.	13,105	1,551,763
*	Resideo Technologies, Inc.	41,002	593,709
	Resources Connection, Inc.	11,739	158,124
	REV Group, Inc.	16,236	231,201
	Rush Enterprises, Inc., Class A	13,602	483,959
	Rush Enterprises, Inc., Class B	3,723	150,558
	Ryder System, Inc.	9,770	952,966
	Schneider National, Inc., Class B	23,825	603,487
	Sensata Technologies Holding PLC	26,060	830,793
	Shyft Group, Inc.	912	10,014
	Steelcase, Inc., Class A	24,785	270,404
*	Stericycle, Inc.	2,803	115,596
# *	Sterling Check Corp.	12,076	135,010
*	Sterling Infrastructure, Inc.	6,561	477,969
# *	Sunrun, Inc.	28,607	276,058
# *	TaskUS, Inc., Class A	4,974	46,159
	Tennant Co.	2,977	220,953
	Terex Corp.	9,290	425,482
	Textainer Group Holdings Ltd.	13,951	685,273
*	Thermon Group Holdings, Inc.	10,515	280,645
	Timken Co.	13,233	914,665
*	Titan International, Inc.	13,128	149,134
*	Titan Machinery, Inc.	7,410	184,064
	Trinity Industries, Inc.	16,012	333,530
*	TrueBlue, Inc.	10,411	115,250
	TTEC Holdings, Inc.	7,241	149,020

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Tutor Perini Corp.	16,789	$121,049
	UFP Industries, Inc.	9,050	861,288
# *	U-Haul Holding Co.	3,356	164,847
	U-Haul Holding Co., Non Voting	23,965	1,131,388
*	Ultralife Corp.	3,073	22,802
	UniFirst Corp.	3,482	572,545
	Universal Logistics Holdings, Inc.	6,352	142,158
*	V2X, Inc.	1,822	93,050
	Veritiv Corp.	1,277	216,337
	Vestis Corp.	1,374	21,008
*	Virco Mfg. Corp.	2,012	12,253
*	VirTra, Inc.	1,814	8,580
	VSE Corp.	3,708	199,490
	Wabash National Corp.	10,149	209,983
	WESCO International, Inc.	9,720	1,246,104
*	Willdan Group, Inc.	4,998	88,165
*	Willis Lease Finance Corp.	823	36,772

TOTAL INDUSTRIALS			61,256,843

INFORMATION TECHNOLOGY — (8.9%)
# *	908 Devices, Inc.	7,209	42,749
*	ACI Worldwide, Inc.	26,466	539,112
*	Alpha & Omega Semiconductor Ltd.	10,205	242,063
	American Software, Inc., Class A	5,694	62,463
	Amkor Technology, Inc.	64,675	1,349,120
*	Amtech Systems, Inc.	4,841	34,686
*	Arrow Electronics, Inc.	15,598	1,768,969
*	AstroNova, Inc.	670	9,099
*	Aviat Networks, Inc.	2,896	77,323
	Avnet, Inc.	33,784	1,565,213
*	AXT, Inc.	9,407	18,720
	Bel Fuse, Inc., Class B	3,300	178,794
	Benchmark Electronics, Inc.	12,099	292,917
*	Brightcove, Inc.	676	2,082
*	Cerence, Inc.	10,825	165,731
*	CEVA, Inc.	4,328	74,312
*	Cirrus Logic, Inc.	4,976	333,044
# *	Cleanspark, Inc.	56,312	230,879
	Climb Global Solutions, Inc.	390	17,347
*	Coherent Corp.	2,117	62,663
*	Cohu, Inc.	11,484	346,128
*	Computer Task Group, Inc.	3,298	34,233
	Comtech Telecommunications Corp.	6,636	80,959
*	Consensus Cloud Solutions, Inc.	106	2,289
*	Corsair Gaming, Inc.	17,068	218,300
	CSP, Inc.	262	5,463
	CTS Corp.	6,069	227,041
*	Daktronics, Inc.	13,790	132,660
*	Digi International, Inc.	8,391	211,285
* »	Digital Turbine, Inc.	15,892	75,328
*	Diodes, Inc.	8,757	569,906
*	DXC Technology Co.	75,150	1,515,775
*	E2open Parent Holdings, Inc.	39,000	112,710
# *	Eastman Kodak Co.	5,963	22,182
#	Ebix, Inc.	10,834	65,979
*	ePlus, Inc.	5,123	320,187
*	EverCommerce, Inc.	8,610	82,484
*	Fabrinet	838	129,890
*	FARO Technologies, Inc.	3,536	45,508

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Flex Ltd.	45,756	$1,176,844
*	FormFactor, Inc.	10,659	361,127
*	Grid Dynamics Holdings, Inc.	12,736	129,143
*	Ichor Holdings Ltd.	10,822	262,542
*	Identiv, Inc.	4,452	27,113
	Immersion Corp.	10,431	66,654
	Information Services Group, Inc.	10,453	42,439
*	inTEST Corp.	3,000	38,790
*	Intevac, Inc.	6,900	22,149
*	IPG Photonics Corp.	130	11,167
*	Issuer Direct Corp.	552	9,627
*	Itron, Inc.	8,421	482,355
	Juniper Networks, Inc.	14,319	385,467
*	Kimball Electronics, Inc.	8,898	233,128
*	Knowles Corp.	32,672	424,409
	Kulicke & Soffa Industries, Inc.	10,470	435,657
*	KVH Industries, Inc.	7,101	33,233
*	Kyndryl Holdings, Inc.	52,166	763,189
*	Lantronix, Inc.	5,605	25,615
	Littelfuse, Inc.	2,290	496,174
*	LiveRamp Holdings, Inc.	15,185	420,017
*	Lumentum Holdings, Inc.	13,885	544,431
*	Luna Innovations, Inc.	7,944	45,122
*	Magnachip Semiconductor Corp.	13,933	102,965
*	Matterport, Inc.	107,847	220,008
*	MaxLinear, Inc.	3,731	56,711
*	MeridianLink, Inc.	9,968	163,675
	Methode Electronics, Inc.	9,177	209,878
*	Mirion Technologies, Inc.	8,741	60,575
*	Mitek Systems, Inc.	8,516	90,951
*	NCR Voyix Corp.	20,534	313,965
*	NETGEAR, Inc.	9,062	114,544
*	NetScout Systems, Inc.	22,322	487,289
*	nLight, Inc.	6,600	54,978
*	Olo, Inc., Class A	25,891	132,303
	ON24, Inc.	14,740	90,651
*	Onto Innovation, Inc.	5,758	647,026
*	OSI Systems, Inc.	2,189	228,247
	PC Connection, Inc.	7,291	390,652
	PCTEL, Inc.	2,500	17,125
*	Photronics, Inc.	18,777	344,746
*	Plexus Corp.	4,807	472,624
*	Qorvo, Inc.	4,690	410,000
*	Ribbon Communications, Inc.	26,257	49,363
	Richardson Electronics Ltd.	4,279	49,080
# *	Riot Platforms, Inc.	45,357	443,591
*	Rogers Corp.	3,372	414,385
*	Sanmina Corp.	17,147	872,268
	Sapiens International Corp. NV	2,491	63,521
*	ScanSource, Inc.	9,180	279,072
*	SecureWorks Corp., Class A	3,206	18,851
*	Silicon Laboratories, Inc.	1,256	115,778
*	SMART Global Holdings, Inc.	11,255	154,194
# *	SmartRent, Inc.	4,219	10,168
*	SolarWinds Corp.	40,421	372,277
*	Stratasys Ltd.	24,680	250,996
	TD SYNNEX Corp.	18,648	1,709,649
*	TransAct Technologies, Inc.	1,945	11,398
*	TTM Technologies, Inc.	36,410	418,351

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ultra Clean Holdings, Inc.	20,125	$480,182
*	Upland Software, Inc.	3,198	10,681
*	Veeco Instruments, Inc.	9,115	218,213
*	Verint Systems, Inc.	10,161	191,128
# *	Viasat, Inc.	16,426	302,895
*	Viavi Solutions, Inc.	39,209	305,046
	Vishay Intertechnology, Inc.	32,864	730,895
*	Vishay Precision Group, Inc.	4,379	131,020
	Xerox Holdings Corp.	39,358	505,357

TOTAL INFORMATION TECHNOLOGY			30,419,257

MATERIALS — (5.7%)
*	Alto Ingredients, Inc.	24,050	100,048
	American Vanguard Corp.	9,347	87,488
	Ashland, Inc.	12,657	969,906
# *	Aspen Aerogels, Inc.	9,802	75,671
	Avient Corp.	27,612	873,091
	Berry Global Group, Inc.	15,699	863,445
	Carpenter Technology Corp.	8,828	553,692
*	Coeur Mining, Inc.	89,507	224,663
	Commercial Metals Co.	27,925	1,180,948
	Compass Minerals International, Inc.	10,519	259,188
# *	Gatos Silver, Inc.	20,379	99,246
*	Glatfelter Corp.	2,096	3,626
	Greif, Inc., Class A	5,846	371,221
	Greif, Inc., Class B	3,492	223,698
	Hawkins, Inc.	4,044	232,247
	Haynes International, Inc.	3,802	163,581
	HB Fuller Co.	10,154	671,687
	Hecla Mining Co.	148,457	604,220
	Huntsman Corp.	51,743	1,207,164
*	Ingevity Corp.	6,542	263,512
	Innospec, Inc.	5,071	496,958
	International Paper Co.	17,895	603,598
*	Intrepid Potash, Inc.	3,806	75,701
*	Knife River Corp.	1,050	52,836
	Koppers Holdings, Inc.	4,439	162,334
#	Kronos Worldwide, Inc.	16,484	113,740
# *	Livent Corp.	32,084	468,106
	Louisiana-Pacific Corp.	2,719	139,430
*	LSB Industries, Inc.	20,874	190,162
	Materion Corp.	4,246	411,777
	Mercer International, Inc.	18,683	148,343
	Minerals Technologies, Inc.	8,755	473,295
# *	MP Materials Corp.	26,973	442,357
	Myers Industries, Inc.	7,718	129,431
	Olympic Steel, Inc.	3,357	170,435
	Pactiv Evergreen, Inc.	17,381	149,824
*	Perimeter Solutions SA	2,255	7,216
	Quaker Chemical Corp.	1,619	232,683
	Ryerson Holding Corp.	11,685	339,449
	Schnitzer Steel Industries, Inc., Class A	8,812	200,121
	Sensient Technologies Corp.	8,113	457,736
	Silgan Holdings, Inc.	16,595	664,796
	Sonoco Products Co.	14,882	771,036
	Stepan Co.	5,971	446,631
	Sylvamo Corp.	5,954	263,762
*	TimkenSteel Corp.	14,090	286,450
	TriMas Corp.	9,868	238,904

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Westrock Co.	37,192	$1,336,309
	Worthington Industries, Inc.	11,339	698,709

TOTAL MATERIALS			19,200,471

REAL ESTATE — (1.4%)
*	Anywhere Real Estate, Inc.	28,467	132,941
*	Cushman & Wakefield PLC	47,465	349,817
	Douglas Elliman, Inc.	5,365	9,496
*	Five Point Holdings LLC, Class A	18,171	44,156
*	Forestar Group, Inc.	10,863	257,996
*	FRP Holdings, Inc.	2,454	132,001
*	Howard Hughes Holdings, Inc.	14,676	973,459
*	Jones Lang LaSalle, Inc.	9,707	1,241,720
	Kennedy-Wilson Holdings, Inc.	39,889	513,371
	Marcus & Millichap, Inc.	17,230	494,501
	Newmark Group, Inc., Class A	36,939	209,444
*	Opendoor Technologies, Inc.	143,087	271,865
	RE/MAX Holdings, Inc., Class A	5,853	62,978
*	Stratus Properties, Inc.	1,919	49,261
*	Tejon Ranch Co.	8,432	130,865

TOTAL REAL ESTATE			4,873,871

UTILITIES — (0.3%)
# *	Altus Power, Inc.	14,388	76,401
	New Jersey Resources Corp.	19,776	802,510
#	Ormat Technologies, Inc.	582	35,816
# *	Sunnova Energy International, Inc.	5,515	50,352

TOTAL UTILITIES			965,079

TOTAL COMMON STOCKS Cost ($329,384,620)			333,077,516

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	1,232,479	1,232,479

SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	496,005	5,737,289

TOTAL INVESTMENTS — (100.0%) (Cost $336,354,507)			$340,047,284

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,903,207	$4,046	—	$12,907,253
Consumer Discretionary	54,966,899	—	—	54,966,899
Consumer Staples	12,940,598	—	—	12,940,598
Energy	15,191,429	—	—	15,191,429
Financials	95,631,757	—	—	95,631,757
Health Care	24,705,848	—	$18,211	24,724,059
Industrials	61,256,843	—	—	61,256,843
Information Technology	30,343,929	75,328	—	30,419,257
Materials	19,200,471	—	—	19,200,471
Real Estate	4,873,871	—	—	4,873,871
Utilities	965,079	—	—	965,079
Temporary Cash Investments	1,232,479	—	—	1,232,479
Securities Lending Collateral	—	5,737,289	—	5,737,289

TOTAL	$334,212,410	$5,816,663	$18,211^	$340,047,284

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (95.6%)
AUSTRALIA — (4.8%)
	A2B Australia Ltd.	60,856	$59,167
	Accent Group Ltd.	167,164	199,661
#	Acrow Formwork & Construction Services Ltd.	30,506	16,920
*	Ainsworth Game Technology Ltd.	22,621	14,952
*	Alkane Resources Ltd.	157,526	58,783
*	Allkem Ltd.	91,876	561,426
	ALS Ltd.	115,890	793,134
	Altium Ltd.	41,278	1,041,177
#*	AMA Group Ltd.	462,509	18,251
	AMP Ltd.	1,154,117	768,978
	Ampol Ltd.	151,734	3,076,824
	ANZ Group Holdings Ltd.	255,231	4,024,732
#*	Appen Ltd.	64,092	36,868
#*	Arafura Rare Earths Ltd.	192,712	22,783
#	ARB Corp. Ltd.	19,153	357,402
#*	Ardent Leisure Group Ltd.	69,563	19,866
	Aristocrat Leisure Ltd.	189,800	4,665,300
#	ARN Media Ltd.	113,080	56,703
	Atlas Arteria Ltd.	234,015	791,116
#*	Audinate Group Ltd.	5,116	40,811
#*	Aurelia Metals Ltd.	532,990	31,991
*	Aussie Broadband Ltd.	29,490	73,470
	Austal Ltd.	147,496	159,268
#	Austin Engineering Ltd.	59,853	9,892
#	Australian Clinical Labs Ltd.	45,161	77,246
	Australian Ethical Investment Ltd.	29,437	72,854
#	Australian Finance Group Ltd.	92,759	75,989
#*	Australian Strategic Materials Ltd.	10,596	9,513
#	Australian Vintage Ltd.	75,851	19,064
	Auswide Bank Ltd.	7,707	25,176
	Autosports Group Ltd.	7,525	11,846
#*††	AVZ Minerals Ltd.	69,347	7,271
#	Baby Bunting Group Ltd.	51,599	55,845
#	Bank of Queensland Ltd.	254,926	828,419
	Bapcor Ltd.	146,544	498,814
	Base Resources Ltd.	129,722	11,117
#	Beacon Lighting Group Ltd.	38,686	45,253
*	Bellevue Gold Ltd.	210,672	191,591
	Brambles Ltd.	362,865	3,028,381
#	Bravura Solutions Ltd.	193,511	84,947
	Breville Group Ltd.	37,793	512,205
#*††	BWX Ltd.	51,883	2,468
	Capitol Health Ltd.	292,175	36,146
	Capral Ltd.	4,914	25,996
*	Capricorn Metals Ltd.	95,595	284,432
	carsales.com Ltd.	66,175	1,166,484
#*	Catapult Group International Ltd.	40,885	23,448
	Cedar Woods Properties Ltd.	34,845	97,974
	Challenger Ltd.	324,239	1,208,977
	Champion Iron Ltd.	205,533	934,868
#	Clover Corp. Ltd.	30,399	17,213
	Cochlear Ltd.	13,629	2,088,973
	Codan Ltd.	40,974	203,229
#*	Cogstate Ltd.	11,856	11,068
	Coles Group Ltd.	161,636	1,568,788
	Commonwealth Bank of Australia	107,971	6,641,928
	Computershare Ltd.	176,357	2,783,256

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	CSL Ltd.	27,241	$4,026,005
	CSR Ltd.	221,382	791,040
	Data#3 Ltd.	58,341	251,492
#*	De Grey Mining Ltd.	148,676	111,745
	Deterra Royalties Ltd.	96,256	287,614
	Dicker Data Ltd.	20,846	139,898
	Domain Holdings Australia Ltd.	71,529	155,049
#	Domino’s Pizza Enterprises Ltd.	10,146	328,822
	Downer EDI Ltd.	169,956	408,753
	Eagers Automotive Ltd.	77,781	639,718
*	Earlypay Ltd.	97,232	13,653
	Elanor Investor Group	9,659	7,325
	Elders Ltd.	80,561	303,997
#	Emeco Holdings Ltd.	163,382	59,628
	Endeavour Group Ltd.	245,733	771,956
	Enero Group Ltd.	18,021	17,356
	EQT Holdings Ltd.	6,000	95,362
	Evolution Mining Ltd.	560,375	1,253,344
*	FleetPartners Group Ltd.	137,030	216,448
	Fleetwood Ltd.	63,521	66,923
#	Flight Centre Travel Group Ltd.	36,709	436,372
	Fortescue Metals Group Ltd.	385,631	5,485,915
#*	Frontier Digital Ventures Ltd.	37,508	9,419
#*	Genesis Minerals Ltd.	66,552	61,184
	GR Engineering Services Ltd.	24,907	33,339
	GrainCorp Ltd., Class A	105,630	466,847
	Grange Resources Ltd.	114,446	30,278
	GUD Holdings Ltd.	52,053	353,976
	GWA Group Ltd.	109,455	119,251
	Hansen Technologies Ltd.	85,971	283,894
#	Harvey Norman Holdings Ltd.	154,894	362,060
#*	Hastings Technology Metals Ltd.	7,201	3,643
	Healius Ltd.	356,043	410,317
	Helia Group Ltd.	256,449	589,767
*	Hot Chili Ltd.	5,149	3,498
	HUB24 Ltd.	12,509	241,520
#	Humm Group Ltd.	151,035	39,395
	IDP Education Ltd.	77,909	1,076,419
	IGO Ltd.	207,731	1,257,888
	Iluka Resources Ltd.	44,776	206,765
	Imdex Ltd.	338,783	355,352
#*	Immutep Ltd., Sponsored ADR	4,300	8,127
	Infomedia Ltd.	194,198	176,685
	Insignia Financial Ltd.	293,887	386,521
	Insurance Australia Group Ltd.	513,577	1,852,749
	Integral Diagnostics Ltd.	35,672	60,421
	InvoCare Ltd.	24,160	194,435
#*	ioneer Ltd.	107,905	9,663
	IPH Ltd.	79,081	343,663
#	IRESS Ltd.	113,219	361,025
	IVE Group Ltd.	45,812	53,900
*	James Hardie Industries PLC, CDI	107,961	2,693,563
	JB Hi-Fi Ltd.	60,679	1,744,214
	Johns Lyng Group Ltd.	62,513	243,365
	Jumbo Interactive Ltd.	3,096	27,305
	Jupiter Mines Ltd.	167,332	20,186
#*	Kogan.com Ltd.	19,588	54,663
	Lendlease Corp. Ltd.	220,239	872,254
	Lifestyle Communities Ltd.	43,642	434,161

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Link Administration Holdings Ltd.	568,976	$431,906
#*	Liontown Resources Ltd.	60,941	62,641
	Lottery Corp. Ltd.	416,983	1,203,650
	Lovisa Holdings Ltd.	22,573	249,799
	Lycopodium Ltd.	10,926	63,612
#*	Lynas Rare Earths Ltd.	419,310	1,886,219
	MA Financial Group Ltd.	19,340	52,776
	Macmahon Holdings Ltd.	475,764	46,891
	Macquarie Group Ltd.	32,438	3,334,321
*	Macquarie Technology Group Ltd.	2,653	105,151
#	Mader Group Ltd.	4,543	18,213
	Magellan Financial Group Ltd.	103,552	429,729
	MaxiPARTS Ltd.	3,507	5,830
	McMillan Shakespeare Ltd.	53,003	564,866
	McPherson’s Ltd.	79,250	19,800
	Medibank Pvt Ltd.	951,996	2,077,520
#*	Megaport Ltd.	15,380	94,061
#*	Mesoblast Ltd.	113,110	25,893
#*	Metals X Ltd.	132,918	23,685
	Metcash Ltd.	783,002	1,833,660
	Michael Hill International Ltd.	39,511	20,585
	Mineral Resources Ltd.	52,263	1,926,269
*	MMA Offshore Ltd.	95,018	76,469
	Monadelphous Group Ltd.	37,711	337,836
	Monash IVF Group Ltd.	122,611	101,324
*	Mount Gibson Iron Ltd.	54,028	17,035
	Myer Holdings Ltd.	152,902	48,703
	MyState Ltd.	41,341	76,451
*	Nanosonics Ltd.	37,297	89,012
	National Australia Bank Ltd.	248,994	4,460,539
#	Navigator Global Investments Ltd.	59,914	44,825
	Netwealth Group Ltd.	46,866	380,793
	Newcrest Mining Ltd.	4,173	62,502
*	NEXTDC Ltd.	75,169	564,433
	nib holdings Ltd.	318,198	1,466,452
	Northern Star Resources Ltd.	88,492	648,008
#*	Novonix Ltd.	24,110	10,558
	Nufarm Ltd.	235,750	651,425
	Objective Corp. Ltd.	7,562	50,992
*	Omni Bridgeway Ltd.	52,908	51,099
	oOh!media Ltd.	271,984	225,658
	Orica Ltd.	60,181	562,326
	Orora Ltd.	781,572	1,224,823
#	Pacific Current Group Ltd.	18,366	105,925
*	Pact Group Holdings Ltd.	95,712	42,261
#*	Pantoro Ltd.	313,645	6,336
	Peet Ltd.	185,175	138,654
#	PeopleIN Ltd.	14,276	13,658
#*	Perenti Ltd.	541,518	366,162
	Perpetual Ltd.	40,674	497,258
	Perseus Mining Ltd.	462,243	493,888
*	PEXA Group Ltd.	55,603	385,659
#	Pilbara Minerals Ltd.	560,030	1,315,508
#	Pinnacle Investment Management Group Ltd.	25,236	125,073
	Platinum Asset Management Ltd.	248,522	177,720
	PointsBet Holdings Ltd.	36,380	17,560
#*	Praemium Ltd.	78,103	27,636
	Premier Investments Ltd.	38,353	556,130
	Pro Medicus Ltd.	31,434	1,497,293

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	PSC Insurance Group Ltd.	9,476	$26,785
	PWR Holdings Ltd.	14,264	88,884
	QBE Insurance Group Ltd.	257,934	2,557,701
	Ramelius Resources Ltd.	217,322	225,715
	Ramsay Health Care Ltd.	38,179	1,182,178
	REA Group Ltd.	12,179	1,118,089
*	ReadyTech Holdings Ltd.	14,937	34,126
*	Red 5 Ltd.	590,752	119,080
#*	Redbubble Ltd.	58,802	20,973
	Reece Ltd.	42,025	468,567
*	Regis Resources Ltd.	93,785	101,527
	Reject Shop Ltd.	6,652	21,939
	Reliance Worldwide Corp. Ltd.	245,061	546,231
*	Resolute Mining Ltd.	454,780	102,716
*	Retail Food Group Ltd.	1,226,658	37,448
	Rio Tinto Ltd.	23,380	1,746,441
*	RPMGlobal Holdings Ltd.	20,564	18,784
*	Sandfire Resources Ltd.	281,072	1,066,176
	SEEK Ltd.	62,270	821,508
	Service Stream Ltd.	281,340	157,175
	Seven Group Holdings Ltd.	47,953	847,407
*	Seven West Media Ltd.	342,179	57,695
	SG Fleet Group Ltd.	36,966	59,489
	Shaver Shop Group Ltd.	14,608	9,503
#*	Sierra Rutile Holdings Ltd.	71,525	7,746
	Sigma Healthcare Ltd.	1,187,233	487,007
*	Silver Lake Resources Ltd.	362,072	238,154
	Sims Ltd.	116,910	931,933
	Sims Ltd., Sponsored ADR	819	6,482
	SmartGroup Corp. Ltd.	58,666	320,740
#	Solvar Ltd.	67,212	47,585
	Sonic Healthcare Ltd.	146,513	2,682,808
	Southern Cross Electrical Engineering Ltd.	30,707	15,494
#	Southern Cross Media Group Ltd.	119,462	68,673
	SRG Global Ltd.	65,360	25,777
*	St Barbara Ltd.	265,500	29,258
	Steadfast Group Ltd.	209,554	720,602
	Suncorp Group Ltd.	190,000	1,617,209
	Super Retail Group Ltd.	66,209	557,103
#	Symbio Holdings Ltd.	16,103	28,038
	Tabcorp Holdings Ltd.	1,347,786	665,037
	Technology One Ltd.	177,456	1,645,690
#*	Temple & Webster Group Ltd.	18,866	67,373
*	Trajan Group Holdings Ltd.	11,277	9,472
	Transurban Group	214,972	1,618,414
	Treasury Wine Estates Ltd.	183,643	1,409,576
*	Tuas Ltd.	30,977	40,932
*	Tyro Payments Ltd.	21,482	11,820
	Ventia Services Group Pty. Ltd.	17,405	30,420
Ω	Viva Energy Group Ltd.	584,084	1,051,772
*	Webjet Ltd.	43,518	169,110
	Wesfarmers Ltd.	101,985	3,281,247
*	West African Resources Ltd.	186,197	86,514
*	Westgold Resources Ltd.	156,501	204,843
	Westpac Banking Corp.	271,811	3,569,360
	WiseTech Global Ltd.	22,809	849,208
	Woolworths Group Ltd.	166,101	3,718,132
	Worley Ltd.	113,598	1,187,493

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Xero Ltd.	14,637	$1,000,691

TOTAL AUSTRALIA			142,093,292

AUSTRIA — (0.3%)
	Addiko Bank AG	3,827	51,365
	ANDRITZ AG	28,047	1,290,978
Ω	BAWAG Group AG	22,709	1,011,468
	CA Immobilien Anlagen AG	8,806	297,759
	DO & Co. AG	1,357	158,555
	Erste Group Bank AG	48,969	1,753,544
*	Eurotelesites AG	9,318	31,353
	EVN AG	6,303	171,249
*	FACC AG	2,711	16,548
*	Immofinanz AG	6,046	121,713
*	Immofinanz AG	25,524	0
*	Kapsch TrafficCom AG	705	6,644
*	Lenzing AG	1,460	56,848
	Mayr Melnhof Karton AG	2,688	316,239
	Oesterreichische Post AG	11,070	352,890
	Palfinger AG	5,570	134,397
	Porr Ag	7,322	87,718
*	Raiffeisen Bank International AG	27,193	393,965
*	Rosenbauer International AG	1,549	49,990
	Schoeller-Bleckmann Oilfield Equipment AG	5,527	279,297
	Strabag SE	442	17,475
	Telekom Austria AG	37,274	260,277
	UBM Development AG	2,066	44,297
	UNIQA Insurance Group AG	61,131	493,594
	Verbund AG	12,584	1,093,383
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	433,173
	voestalpine AG	8,475	211,629
	Wienerberger AG	13,247	320,934
	Zumtobel Group AG	11,802	71,969

TOTAL AUSTRIA			9,529,251

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	10,436	1,549,255
	Ageas SA	91,903	3,530,254
	Anheuser-Busch InBev SA	57,765	3,286,716
*	Argenx SE, ADR	126	59,166
*	Argenx SE	2,483	1,167,958
	Azelis Group NV	22,054	376,139
	Barco NV	12,178	186,980
	Bekaert SA	19,494	789,320
	bpost SA	42,897	232,607
	Cie d’Entreprises CFE	3,294	23,119
	Colruyt Group NV	46,276	1,915,155
	Deceuninck NV	16,709	39,993
	D’ieteren Group	2,276	338,079
	Econocom Group SA	77,365	189,815
	Elia Group SA	11,919	1,131,781
	EVS Broadcast Equipment SA	2,905	81,862
	Fagron	26,872	472,250
*	Galapagos NV	13,731	456,848
	Gimv NV	10,548	407,884
	Greenyard NV	5,108	29,326
#	Immobel SA	2,561	71,202
	Ion Beam Applications	6,811	67,019

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	KBC Group NV	98,973	$5,446,964
	Lotus Bakeries NV	143	1,059,395
	Melexis NV	7,026	517,223
*	Ontex Group NV	21,609	158,112
*	Orange Belgium SA	11,895	170,457
	Proximus SADP	82,479	683,629
	Recticel SA	20,914	188,135
	Roularta Media Group NV	1,354	17,053
	Shurgard Self Storage Ltd.	9,197	344,195
	Solvay SA	10,485	1,108,428
	Tessenderlo Group SA	5,181	150,830
	UCB SA	22,098	1,616,248
	Umicore SA	159,203	3,787,890
	Van de Velde NV	2,854	96,510
	VGP NV	4,080	332,140

TOTAL BELGIUM			32,079,937

CANADA — (8.9%)
*	5N Plus, Inc.	20,597	49,014
	Acadian Timber Corp.	4,200	47,005
	ADENTRA, Inc.	5,850	107,150
#	Aecon Group, Inc.	18,617	136,934
	Ag Growth International, Inc.	5,100	178,992
	AGF Management Ltd., Class B	3,000	14,105
	Agnico Eagle Mines Ltd.	120,669	5,660,404
*	Aimia, Inc.	19,431	44,978
#	AirBoss of America Corp.	10,023	27,248
	Alamos Gold, Inc., Class A	161,727	2,002,221
	Alimentation Couche-Tard, Inc.	143,939	7,835,554
	AltaGas Ltd.	84,986	1,578,684
	Altus Group Ltd.	9,257	314,408
	Amerigo Resources Ltd.	13,500	11,487
	Andlauer Healthcare Group, Inc.	8,285	232,046
	Andrew Peller Ltd., Class A	11,700	31,301
#*	Argonaut Gold, Inc.	108,800	39,228
*	Aritzia, Inc.	48,611	756,113
*	Ascot Resources Ltd.	48,000	13,499
	Atco Ltd., Class I	26,256	673,085
*	ATS Corp.	31,401	1,057,456
#	Aura Minerals, Inc.	2,700	18,146
*	AutoCanada, Inc.	2,455	42,435
	B2Gold Corp.	433,058	1,390,539
	Badger Infrastructure Solution	12,335	326,710
#*	Ballard Power Systems, Inc.	54,599	181,832
#	Bank of Montreal	111,273	8,407,303
	Bank of Nova Scotia	184,366	7,463,596
*	Bausch Health Cos., Inc.	55,248	376,791
	BCE, Inc.	15,161	562,928
	Bird Construction, Inc.	24,125	185,450
	Black Diamond Group Ltd.	1,800	8,151
#*	BlackBerry Ltd.	57,500	205,850
	BMTC Group, Inc.	1,803	17,552
*	Bombardier, Inc., Class A	800	25,718
#*	Bombardier, Inc., Class B	28,408	911,391
	Boralex, Inc., Class A	23,415	435,797
	Boyd Group Services, Inc.	5,946	1,013,746
	Bridgemarq Real Estate Services	1,000	8,112
#	Brookfield Corp., Class A	257,125	7,495,194
#	Brookfield Infrastructure Corp., Class A	26,422	680,376

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	BRP, Inc.	13,287	$898,128
*	CAE, Inc.	53,760	1,121,534
*	Calfrac Well Services Ltd.	11,600	43,079
	Calian Group Ltd.	3,100	111,034
#	Cameco Corp.	51,264	2,097,209
	Canaccord Genuity Group, Inc.	29,849	154,330
#*	Canada Goose Holdings, Inc.	8,922	98,975
#	Canadian Imperial Bank of Commerce	157,286	5,547,424
#	Canadian Tire Corp. Ltd., Class A	30,103	2,903,607
#	Canadian Utilities Ltd., Class A	42,400	897,073
	Canadian Western Bank	21,679	429,594
*	Canfor Corp.	25,500	260,746
*	Capstone Copper Corp.	66,109	225,011
	Cascades, Inc.	41,397	335,534
	CCL Industries, Inc., Class B	65,615	2,565,455
*	Celestica, Inc.	28,848	673,520
	Centerra Gold, Inc.	92,598	470,751
	CES Energy Solutions Corp.	159,571	417,698
*	CGI, Inc.	58,246	5,617,722
	CI Financial Corp.	78,070	707,655
	Cogeco Communications, Inc.	7,925	312,142
	Cogeco, Inc.	2,829	96,167
*	Colabor Group, Inc.	30,300	25,564
	Colliers International Group, Inc.	16,933	1,536,186
	Computer Modelling Group Ltd.	39,623	261,725
	Constellation Software, Inc.	3,758	7,533,642
	Corby Spirit & Wine Ltd.	5,600	53,224
#	Corus Entertainment, Inc., Class B	88,190	40,701
	Definity Financial Corp.	5,043	139,426
*	Denison Mines Corp.	64,125	102,655
*	dentalcorp Holdings Ltd.	3,200	12,692
*	Descartes Systems Group, Inc.	15,220	1,099,076
	Dollarama, Inc.	45,572	3,112,074
	Doman Building Materials Group Ltd.	38,876	188,948
*	Dorel Industries, Inc., Class B	7,028	27,367
	DREAM Unlimited Corp., Class A	19,224	234,694
	Dundee Precious Metals, Inc.	47,286	309,955
	Dye & Durham Ltd.	2,768	16,148
	Dynacor Group, Inc.	4,300	10,233
	ECN Capital Corp.	32,404	44,864
	E-L Financial Corp. Ltd.	600	368,061
*	Eldorado Gold Corp.	89,365	966,299
	Element Fleet Management Corp.	160,544	2,171,845
	Empire Co. Ltd., Class A	79,878	2,188,833
#	Enbridge, Inc.	204,126	6,540,403
#	Endeavour Mining PLC	84,883	1,736,519
#*	Endeavour Silver Corp.	23,204	49,776
	Enghouse Systems Ltd.	18,286	429,344
*	Ensign Energy Services, Inc.	36,414	66,697
	EQB, Inc.	13,200	655,074
#*	Equinox Gold Corp.	113,545	499,435
#*	ERO Copper Corp.	28,156	382,113
	Evertz Technologies Ltd.	12,330	111,586
	Exchange Income Corp.	2,600	79,964
	Extendicare, Inc.	18,000	76,063
	Fairfax Financial Holdings Ltd.	5,275	4,389,766
#	Fiera Capital Corp.	33,139	111,359
	Finning International, Inc.	84,789	2,272,046
#	First Majestic Silver Corp.	99,255	511,153

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	First National Financial Corp.	7,443	$185,706
	First Quantum Minerals Ltd.	45,769	530,382
	FirstService Corp.	15,852	2,242,719
*	Fission Uranium Corp.	18,500	12,407
*	Foraco International SA	33,964	44,575
#*	Fortuna Silver Mines, Inc.	66,851	187,683
#*	Galiano Gold, Inc.	10,852	5,634
*	GDI Integrated Facility Services, Inc.	5,000	134,812
	George Weston Ltd.	31,211	3,385,440
	Gibson Energy, Inc.	95,742	1,454,685
	goeasy Ltd.	4,013	318,320
	GoldMoney, Inc.	2,660	16,266
	Great-West Lifeco, Inc.	103,837	2,876,811
*	GreenFirst Forest Products, Inc., Class I	2,900	2,008
*	H2O Innovation, Inc.	6,800	20,693
*	Haivision Systems, Inc.	3,000	7,745
	Hammond Power Solutions, Inc.	2,547	130,238
*	Heroux-Devtek, Inc.	10,559	116,497
	Hudbay Minerals, Inc.	112,551	490,952
Ω	Hydro One Ltd.	73,989	1,918,619
	iA Financial Corp., Inc.	55,765	3,244,765
*	IAMGOLD Corp.	140,740	359,619
	IGM Financial, Inc.	41,133	926,030
*	Imperial Metals Corp.	2,530	3,831
	Information Services Corp.	6,943	102,386
	Innergex Renewable Energy, Inc.	48,871	300,961
	Intact Financial Corp.	35,218	4,948,170
*	Interfor Corp.	31,142	384,236
*	Ivanhoe Mines Ltd., Class A	24,230	178,569
Ω	Jamieson Wellness, Inc.	10,569	173,540
*	K92 Mining, Inc.	30,041	108,314
*	Karora Resources, Inc.	34,088	101,520
	K-Bro Linen, Inc.	3,622	82,587
#	Keyera Corp.	22,036	512,465
*	Kinaxis, Inc.	5,860	572,245
	Kinross Gold Corp.	267,711	1,396,294
#	KP Tissue, Inc.	2,300	15,657
	Labrador Iron Ore Royalty Corp.	27,400	602,632
#*	Laramide Resources Ltd.	9,500	4,247
	Laurentian Bank of Canada	37,411	685,228
*	Lightspeed Commerce, Inc.	84,018	1,046,864
	Linamar Corp.	12,776	552,406
	Loblaw Cos. Ltd.	39,205	3,206,499
	Logistec Corp., Class B	700	31,927
#*	Lucara Diamond Corp.	91,530	22,441
	Lundin Gold, Inc.	32,101	387,041
	Lundin Mining Corp.	352,498	2,201,286
#*	MAG Silver Corp.	5,500	55,055
	Magellan Aerospace Corp.	4,606	24,379
#	Magna International, Inc.	64,977	3,124,533
*	Major Drilling Group International, Inc.	33,043	174,895
*	Mandalay Resources Corp.	5,600	6,784
	Manulife Financial Corp.	146,014	2,543,564
*	MDA Ltd.	7,647	63,249
	Melcor Developments Ltd.	8,127	65,754
	Metro, Inc.	62,868	3,193,365
	Morguard Corp.	1,153	84,400
	National Bank of Canada	103,059	6,407,606
	Neo Performance Materials, Inc.	9,400	46,432

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	New Gold, Inc.	225,998	$275,419
	NFI Group, Inc.	5,327	49,784
	North American Construction Group Ltd.	22,994	473,906
	North West Co., Inc.	25,905	660,538
	Northland Power, Inc.	44	618
	Nutrien Ltd.	42,331	2,273,175
	OceanaGold Corp.	384,230	642,808
	Onex Corp.	26,434	1,481,486
#	Open Text Corp.	65,447	2,185,862
*	Orla Mining Ltd.	4,689	14,442
	Osisko Gold Royalties Ltd.	66,826	816,629
#*	Osisko Mining, Inc.	37,404	72,556
	Pan American Silver Corp.	140,071	2,046,431
	Park Lawn Corp.	5,800	68,216
	Parkland Corp.	133,534	4,041,408
	Pason Systems, Inc.	43,730	419,089
	Pembina Pipeline Corp.	83,728	2,577,080
	PHX Energy Services Corp.	29,100	154,445
	Polaris Renewable Energy, Inc.	11,000	103,515
#	Pollard Banknote Ltd.	2,429	48,606
*	Precision Drilling Corp.	3,642	211,261
	Premium Brands Holdings Corp.	14,551	936,804
	Pulse Seismic, Inc.	6,600	8,710
#	Quarterhill, Inc.	26,800	28,989
	Quebecor, Inc., Class B	74,238	1,531,602
	RB Global, Inc.	32,117	2,100,619
#	Restaurant Brands International, Inc.	58,416	3,925,390
#	Richelieu Hardware Ltd.	27,450	821,075
	Rogers Communications, Inc., Class B	88,488	3,278,922
	Royal Bank of Canada	201,082	16,061,522
	Russel Metals, Inc.	31,041	773,367
#	Savaria Corp.	11,100	99,254
*	Seabridge Gold, Inc.	5,203	57,025
	Secure Energy Services, Inc.	156,960	871,528
*	Shawcor Ltd.	43,530	455,782
*	Shopify, Inc., Class A	92,252	4,353,550
	SNC-Lavalin Group, Inc.	66,115	1,836,488
*	SNDL, Inc.	4,981	7,172
	Softchoice Corp.	1,533	18,340
Ω	Spin Master Corp.	23,665	565,707
#	Sprott, Inc.	3,670	106,514
#	SSR Mining, Inc.	76,398	1,060,404
	Stantec, Inc.	42,412	2,594,847
	Stella-Jones, Inc.	32,643	1,709,888
	Sun Life Financial, Inc.	86,816	3,964,936
	Superior Plus Corp.	61,295	411,948
	Supremex, Inc.	7,100	21,504
	Sylogist Ltd.	2,300	12,008
*	Taiga Building Products Ltd.	5,000	9,951
#*	Taseko Mines Ltd.	61,000	65,379
	TELUS Corp.	9,416	151,824
	TELUS Corp.	13,917	224,394
*	TELUS International CDA, Inc.	900	5,763
	TerraVest Industries, Inc.	7,060	166,681
	TFI International, Inc.	15,711	1,738,037
#	Thomson Reuters Corp.	18,852	2,259,970
#	Tidewater Midstream & Infrastructure Ltd.	113,657	82,779
	Timbercreek Financial Corp.	34,530	143,673
	TMX Group Ltd.	44,600	928,825

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Torex Gold Resources, Inc.	32,393	$312,309
	Toromont Industries Ltd.	33,520	2,523,518
	Toronto-Dominion Bank	202,291	11,297,517
	Total Energy Services, Inc.	24,909	148,726
	Transcontinental, Inc., Class A	44,098	324,673
	Trican Well Service Ltd.	110,854	374,909
	Tricon Residential, Inc.	61,252	405,930
	Triple Flag Precious Metals Corp.	5,911	75,663
*	Trisura Group Ltd.	8,852	194,626
*	Victoria Gold Corp.	5,785	24,154
*	Viemed Healthcare, Inc.	9,359	59,055
*	Vitalhub Corp.	5,100	10,242
	Wajax Corp.	10,700	230,396
	Wall Financial Corp.	300	3,894
*	Well Health Technologies Corp.	3,930	10,486
*	Wesdome Gold Mines Ltd.	36,502	195,309
	West Fraser Timber Co. Ltd.	41,604	2,807,575
	Western Forest Products, Inc.	192,961	100,185
#	Wheaton Precious Metals Corp.	61,224	2,586,714
#*	WildBrain Ltd.	18,132	17,782
	Winpak Ltd.	11,100	302,243
	WSP Global, Inc.	27,996	3,663,958
#	Yellow Pages Ltd.	4,252	35,659

TOTAL CANADA			264,646,363

CHINA — (0.0%)
	China Gold International Resources Corp. Ltd.	34,632	147,344
*	Fountain SET Holdings Ltd.	74,000	3,785
*††	Hanfeng Evergreen, Inc.	2,300	0

TOTAL CHINA			151,129

DENMARK — (4.2%)
*	ALK-Abello AS	42,500	471,768
	Alm Brand AS	365,365	528,790
#*	Ambu AS, Class B	27,387	270,290
*	Bang & Olufsen AS	44,123	53,964
#*	Bavarian Nordic AS	35,084	668,716
*	Brodrene Hartmann AS	739	36,792
	Carlsberg AS, Class B	12,475	1,486,685
	cBrain AS	2,697	69,775
	Chemometec AS	4,426	183,100
	Chr Hansen Holding AS	47,851	3,265,337
	Coloplast AS, Class B	27,047	2,820,577
	Columbus AS	33,734	29,167
	Danske Bank AS	143,115	3,357,294
*	Demant AS	39,254	1,497,914
	DSV AS	31,410	4,693,901
	FLSmidth & Co. AS	25,906	971,551
	Fluegger Group AS	455	19,286
*	Genmab AS	9,755	2,757,571
*	GN Store Nord AS	58,710	979,664
	H Lundbeck AS	139,870	731,106
	H Lundbeck AS, Class A	18,301	82,789
#*	H+H International AS, Class B	7,825	88,611
*	Huscompagniet AS	1,302	7,420
	ISS AS	80,337	1,162,676
*	Jyske Bank AS	21,728	1,531,267
	Matas AS	18,155	236,379

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
#*Ω	Netcompany Group AS	24,081	$753,466
*	Nilfisk Holding AS	5,922	95,203
*	NKT AS	22,631	1,137,869
*Ω	NNIT AS	3,672	42,183
	North Media AS	2,886	23,385
	Novo Nordisk AS, Sponsored ADR	22,898	2,211,260
	Novo Nordisk AS, Class B	719,894	69,452,643
	Novozymes AS, Class B	66,220	2,976,122
#*	NTG Nordic Transport Group AS, Class A	3,332	132,251
Ω	Orsted AS	23,374	1,129,411
	Pandora AS	52,533	5,958,319
	Parken Sport & Entertainment AS	758	13,321
	Per Aarsleff Holding AS	7,791	340,781
	Ringkjoebing Landbobank AS	16,997	2,316,738
	Royal Unibrew AS	18,827	1,361,921
*	RTX AS	2,621	27,699
	Schouw & Co. AS	3,035	187,298
	Solar AS, Class B	3,891	232,199
	SP Group AS	2,479	70,319
	Spar Nord Bank AS	35,908	544,064
	Sparekassen Sjaelland-Fyn AS	4,139	121,508
	Sydbank AS	24,097	1,046,765
*	TCM Group AS	3,151	17,586
	Tivoli AS	528	54,350
	Topdanmark AS	22,501	1,008,587
	Tryg AS	118,419	2,312,434
*	Vestas Wind Systems AS	138,937	3,011,427
*	Zealand Pharma AS	7,258	301,488

TOTAL DENMARK			124,882,987

FINLAND — (1.8%)
	Aktia Bank OYJ	23,868	225,453
	Alma Media OYJ	17,155	158,528
#	Anora Group OYJ	9,982	43,245
	Aspo OYJ	10,737	67,009
#	Bittium OYJ	2,881	12,831
	Cargotec OYJ, Class B	20,036	790,864
	Caverion OYJ	15,878	143,417
	Citycon OYJ	8,489	44,902
	Digia OYJ	6,198	32,803
	Elisa OYJ	51,334	2,177,864
Ω	Enento Group OYJ	6,228	110,836
#	Enersense International OYJ	1,285	5,554
	eQ OYJ	600	9,294
	Evli OYJ, Class B	498	9,410
	Fiskars OYJ Abp	6,430	98,485
	F-Secure OYJ	29,373	52,929
	Glaston OYJ Abp	6,908	5,240
#	Gofore OYJ	1,109	25,705
	Harvia OYJ	5,142	126,708
	Huhtamaki OYJ	46,715	1,605,882
#	Ilkka OYJ	2,760	8,589
*	Incap OYJ	1,295	8,163
	Kamux Corp.	12,213	65,978
	Kemira OYJ	51,885	840,073
	Kesko OYJ, Class A	61,177	1,054,568
	Kesko OYJ, Class B	200,092	3,383,854
	Kojamo OYJ	27,323	233,416
	Kone OYJ, Class B	86,045	3,726,038

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Konecranes OYJ	35,033	$1,148,670
#	Lassila & Tikanoja OYJ	25,784	255,581
*	Mandatum OYJ	97,317	376,051
	Marimekko OYJ	15,410	177,832
	Metsa Board OYJ, Class A	133	1,151
	Metsa Board OYJ, Class B	68,144	515,963
	Metso OYJ	353,718	3,116,407
	Musti Group OYJ	13,200	260,432
	Neste OYJ	102,632	3,449,248
#	NoHo Partners OYJ	1,829	14,301
	Nokia OYJ	571,627	1,903,856
#	Nokia OYJ, Sponsored ADR	68,512	226,775
#	Nokian Renkaat OYJ	6,878	52,015
	Nordea Bank Abp.	546,262	5,755,121
	Olvi OYJ, Class A	3,602	106,630
	Oriola OYJ, Class A	17,876	20,173
	Oriola OYJ, Class B	80,101	78,279
	Orion OYJ, Class A	10,006	397,194
	Orion OYJ, Class B	41,644	1,656,828
#	Outokumpu OYJ	172,295	706,975
*	Pihlajalinna OYJ	8,421	65,654
	Ponsse OYJ	5,991	157,458
	Puuilo OYJ	3,879	32,482
*	QT Group OYJ	6,464	378,115
	Raisio OYJ, Class V	66,133	138,777
	Rapala VMC OYJ	2,115	6,264
	Revenio Group OYJ	7,790	181,251
	Sampo OYJ, Class A	97,317	3,827,362
	Sanoma OYJ	43,245	334,824
	Scanfil OYJ	7,835	63,261
	Stora Enso OYJ, Class R	208,341	2,503,924
	Taaleri OYJ	2,079	18,561
	Talenom OYJ	4,208	22,835
#*	Tecnotree OYJ	22,408	8,340
*	Teleste OYJ	2,478	8,004
Ω	Terveystalo OYJ	65,640	453,989
	TietoEVRY OYJ	73,996	1,552,402
	Tokmanni Group Corp.	23,971	323,695
	UPM-Kymmene OYJ	65,156	2,194,188
	Uponor OYJ	27,251	825,639
	Vaisala OYJ, Class A	10,898	371,379
	Valmet OYJ	71,617	1,607,182
#	Verkkokauppa.com OYJ	4,781	12,305
	Wartsila OYJ Abp	102,625	1,224,677
#*	WithSecure OYJ	21,405	19,279
	YIT OYJ	56,931	101,305

TOTAL FINLAND			51,720,272

FRANCE — (9.3%)
	ABC arbitrage	8,971	45,922
	Aeroports de Paris SA	10,643	1,195,196
	Airbus SE	113,134	15,168,571
	AKWEL SADIR	2,084	32,056
Ω	ALD SA	140,710	946,465
	Alstom SA	93,289	1,263,363
	Altamir	2,530	67,744
	Alten SA	14,792	1,747,349
Ω	Amundi SA	28,934	1,511,492
	Arkema SA	29,416	2,756,361

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Assystem SA	1,932	$77,210
#*	Atos SE	38,461	269,680
	Aubay	2,680	89,816
	AXA SA	233,856	6,929,253
	Axway Software SA	5,522	133,181
*	Bastide le Confort Medical	1,130	24,955
	Beneteau SACA	17,564	211,929
*	Bigben Interactive	7,028	20,791
	BioMerieux	9,752	936,313
	BNP Paribas SA	151,420	8,707,256
	Boiron SA	1,876	78,262
	Bouygues SA	79,867	2,809,642
	Bureau Veritas SA	144,805	3,298,336
	Capgemini SE	58,760	10,384,585
	Carrefour SA	325,243	5,701,985
	Catana Group	13,147	79,474
	CBo Territoria	19,983	74,636
#*	Cegedim SA	4,449	80,973
*	CGG SA	495,044	350,279
	Cie de Saint-Gobain SA	23,908	1,301,412
	Cie des Alpes	7,941	111,563
	Cie Plastic Omnium SE	14,920	167,761
#*	Claranova SE	24,407	35,328
#	Clariane SE	17,758	67,106
	Coface SA	53,480	645,252
	Credit Agricole SA	191,991	2,318,271
	Danone SA	35,412	2,106,676
	Dassault Aviation SA	4,499	894,353
	Dassault Systemes SE	78,477	3,232,732
	Derichebourg SA	44,483	192,823
	Edenred SE	41,805	2,225,341
	Eiffage SA	41,730	3,787,021
#*Ω	Elior Group SA	49,414	93,758
	Elis SA	51,341	841,991
	Equasens	2,017	138,192
	EssilorLuxottica SA	12,599	2,281,470
	Eurofins Scientific SE	41,523	2,106,701
Ω	Euronext NV	28,508	1,988,107
#	Eutelsat Communications SACA	93,871	400,855
*	Exclusive Networks SA	348	5,534
	Exel Industries SA, Class A	353	16,738
#	Fnac Darty SA	10,968	257,725
*	Forvia SE	43,818	738,491
	Gaztransport Et Technigaz SA	20,354	2,603,481
	Getlink SE	107,416	1,734,628
	GL Events SACA	4,130	70,564
	Groupe Crit SA	1,898	124,537
	Groupe SFPI	8,310	13,168
	Guerbet	1,951	35,716
*	Haulotte Group SA	9,012	20,331
	Hermes International SCA	7,917	14,771,737
*	HEXAOM SA	363	5,570
*	ID Logistics Group SACA	749	202,946
	Imerys SA	5,808	154,001
	Infotel SA	2,778	127,624
	Interparfums SA	1,653	78,084
	Ipsen SA	21,587	2,551,420
	IPSOS SA	21,861	1,062,390
	Jacquet Metals SACA	7,542	119,748

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	JCDecaux SE	32,150	$502,964
	Kaufman & Broad SA	10,592	281,820
	Kering SA	13,378	5,440,853
Ω	La Francaise des Jeux SAEM	72,784	2,347,789
	Lacroix Group SA	641	17,979
	Laurent-Perrier	972	121,386
	Lectra	10,147	257,148
	Legrand SA	44,084	3,813,546
	Linedata Services	233	12,776
	LISI SA	2,079	48,129
	L’Oreal SA	50,782	21,345,221
*	Lumibird	1,274	18,266
	LVMH Moet Hennessy Louis Vuitton SE	56,840	40,693,480
Ω	Maisons du Monde SA	14,878	74,816
	Manitou BF SA	4,378	92,405
	Metropole Television SA	16,325	204,617
#*	Nacon SA	4,654	7,147
Ω	Neoen SA	32,403	855,663
	Nexans SA	11,733	831,156
	Nexity SA	29,792	416,268
	NRJ Group	1,390	9,474
	Oeneo SA	5,443	74,905
	Orange SA	696,658	8,194,120
	Pernod Ricard SA	16,928	3,006,012
*	Pierre Et Vacances SA	7,107	9,540
	Publicis Groupe SA	49,553	3,773,129
	Quadient SA	15,198	317,748
#*††	Recylex SA	633	0
	Renault SA	68,247	2,394,393
	Rexel SA	142,020	2,900,442
	Robertet SA	112	91,207
	Rubis SCA	51,333	1,117,650
	Safran SA	41,200	6,436,242
	Samse SACA	200	33,239
	Sanofi SA	101,017	9,172,973
	Sartorius Stedim Biotech	4,177	782,030
	Schneider Electric SE	48,933	7,528,790
	SCOR SE	113,843	3,398,720
	SEB SA	9,750	964,141
	SES SA	165,187	963,782
*	SES-imagotag SA	1,376	137,764
*Ω	SMCP SA	20,526	72,968
	Societe BIC SA	9,747	611,801
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	46,099
	Societe Generale SA	144,733	3,252,407
	Societe pour l’Informatique Industrielle	3,918	186,386
*	SOITEC	3,847	574,199
	Sopra Steria Group SACA	8,190	1,470,402
	SPIE SA	58,002	1,525,308
	Stef SA	917	98,614
	STMicroelectronics NV	24,875	944,752
	Sword Group	4,445	161,562
	Synergie SE	4,886	153,283
	Technip Energies NV	91,651	2,008,050
	Teleperformance SE	12,431	1,430,083
#	Television Francaise 1 SA	25,710	181,382
	Thales SA	25,137	3,709,657
	Thermador Groupe	4,406	313,150
	Tikehau Capital SCA	9,721	200,582

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Trigano SA	2,268	$297,826
*	Ubisoft Entertainment SA	47,319	1,349,243
	Valeo SE	59,409	784,976
*	Vallourec SACA	69,223	831,394
#*	Vantiva SA	23,597	3,227
	Vinci SA	67,010	7,409,592
	Virbac SACA	1,494	428,970
	Vivendi SE	257,984	2,313,468
*	Voltalia SA	11,183	93,521
	Vranken-Pommery Monopole SA	1,133	18,593
	Wavestone	5,088	231,446
*Ω	Worldline SA	90,472	1,150,435

TOTAL FRANCE			275,167,327

GERMANY — (6.5%)
	7C Solarparken AG	25,419	87,117
*	About You Holding SE	2,117	8,814
	Adesso SE	1,263	119,404
	adidas AG	30,568	5,435,228
*	Adtran Networks SE	1,236	26,146
	All for One Group SE	1,306	50,610
#	Allgeier SE	3,172	71,628
	Allianz SE	48,531	11,368,022
	AlzChem Group AG	138	3,229
	Amadeus Fire AG	3,640	420,325
#*	Aroundtown SA	347,904	786,201
	Atoss Software AG	2,495	527,135
Ω	Aumann AG	766	10,222
	Aurubis AG	16,913	1,394,255
#*Ω	Auto1 Group SE	23,549	138,615
	Basler AG	2,142	17,706
	Bayerische Motoren Werke AG	67,778	6,303,646
#	BayWa AG	7,917	264,288
	Bechtle AG	46,174	2,063,646
	Beiersdorf AG	12,352	1,624,535
	Bertrandt AG	2,343	112,993
	Bijou Brigitte AG	1,981	72,830
	Bilfinger SE	12,322	452,226
*	Borussia Dortmund GmbH & Co. KGaA	40,566	159,660
#	BRANICKS Group AG	22,026	91,144
	Brenntag SE	87,901	6,536,459
	CANCOM SE	10,166	253,807
	Carl Zeiss Meditec AG	8,980	779,756
*	Ceconomy AG	84,400	160,590
	CENIT AG	3,758	47,206
	Cewe Stiftung & Co. KGAA	3,729	338,425
*	Cherry SE	1,260	3,055
	Commerzbank AG	259,192	2,795,535
	CompuGroup Medical SE & Co. KgaA	13,885	509,120
	Continental AG	12,899	842,162
*Ω	Covestro AG	92,784	4,700,638
	CropEnergies AG	3,752	32,306
	CTS Eventim AG & Co. KGaA	22,428	1,357,929
	Daimler Truck Holding AG	117,058	3,677,988
*Ω	Delivery Hero SE	35,691	912,123
	Dermapharm Holding SE	4,370	169,126
	Deutsche Beteiligungs AG	6,612	196,300
	Deutsche Boerse AG	34,351	5,654,055
	Deutsche EuroShop AG	609	11,063

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#Ω	Deutsche Pfandbriefbank AG	34,408	$230,133
	Deutsche Post AG	105,096	4,103,315
	Deutsche Telekom AG, Sponsored ADR	2,413	52,459
	Deutsche Telekom AG	353,124	7,664,085
	Deutsche Wohnen SE	9,457	203,499
	Deutz AG	27,374	110,942
*	DFV Deutsche Familienversicherung AG	1,942	13,401
	DMG Mori AG	1,227	56,063
*	Dr Hoenle AG	1,006	19,038
	Draegerwerk AG & Co. KGaA	1,079	48,605
	Duerr AG	22,581	464,616
Ω	DWS Group GmbH & Co. KGaA	13,334	391,407
	E.ON SE	395,123	4,701,222
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,565	101,188
	ElringKlinger AG	8,199	46,267
*	Encavis AG	53,930	704,251
	Energiekontor AG	2,603	192,423
	Evonik Industries AG	71,975	1,324,691
*	Evotec SE	1,204	20,817
	Fabasoft AG	1,372	25,442
	Fielmann Group AG	6,642	286,095
*	flatexDEGIRO AG	15,046	152,611
	FORTEC Elektronik AG	383	9,319
*	Fraport AG Frankfurt Airport Services Worldwide	7,797	387,507
	Freenet AG	60,475	1,535,031
	Fresenius Medical Care AG & Co. KGaA	41,644	1,383,670
	Fresenius SE & Co. KGaA	55,591	1,429,982
	FUCHS SE	19,306	648,376
	GEA Group AG	79,115	2,705,766
	Gesco SE	3,348	74,092
	GFT Technologies SE	9,787	292,869
*	Grand City Properties SA	26,721	238,942
#	GRENKE AG	8,894	190,600
	H&R GmbH & Co. KGaA	8,388	41,995
#	Hamburger Hafen und Logistik AG	7,861	139,586
	Hannover Rueck SE	19,551	4,317,122
	Hawesko Holding SE	1,210	39,809
#*	Heidelberger Druckmaschinen AG	91,729	110,036
	Hella GmbH & Co. KGaA	1,285	97,859
*	HelloFresh SE	95,152	2,081,278
	Henkel AG & Co. KGaA	21,117	1,334,602
	Hensoldt AG	22,514	667,139
	HOCHTIEF AG	7,206	746,485
	Hornbach Holding AG & Co. KGaA	4,368	260,787
	Hugo Boss AG	28,549	1,669,688
*	Hypoport SE	166	20,321
	Indus Holding AG	10,640	207,179
	Infineon Technologies AG	119,228	3,482,675
Ω	Instone Real Estate Group SE	22,434	128,033
	IVU Traffic Technologies AG	3,842	56,767
	Jenoptik AG	16,353	388,436
Ω	JOST Werke SE	6,051	277,660
*	Katek SE	50	547
	KION Group AG	33,411	1,025,119
	Kloeckner & Co. SE	36,269	370,238
	Knaus Tabbert AG	712	32,596
	Knorr-Bremse AG	30,175	1,685,409
*	Koenig & Bauer AG	6,934	79,114
	Kontron AG	12,351	248,952

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Krones AG	5,955	$580,451
	KWS Saat SE & Co. KGaA	1,786	101,139
	Lanxess AG	34,586	792,523
	Leifheit AG	3,048	50,595
*	LPKF Laser & Electronics SE	3,567	27,122
#*	Manz AG	596	5,308
#*	Medios AG	4,201	66,147
	Mercedes-Benz Group AG	185,781	10,930,286
*	METRO AG	65,898	418,823
	MLP SE	30,396	147,250
	MTU Aero Engines AG	20,267	3,809,318
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,614	6,266,022
	Mutares SE & Co. KGaA	2,544	76,644
#*	Nagarro SE	3,729	263,293
	Nemetschek SE	27,022	2,019,174
	New Work SE	1,058	75,723
	Nexus AG	4,699	229,278
*	Nordex SE	17,517	184,796
	Norma Group SE	8,633	152,308
	OHB SE	2,457	111,139
	Patrizia SE	26,565	215,002
	Pfeiffer Vacuum Technology AG	1,776	274,460
	PNE AG	7,350	93,357
#	ProSiebenSat.1 Media SE	83,505	468,394
	PSI Software SE	3,733	88,047
#	Puma SE	60,945	3,453,639
*	PVA TePla AG	4,197	63,811
*	QIAGEN NV	67,574	2,526,552
	Rational AG	3,119	1,778,699
*Ω	Redcare Pharmacy NV	497	55,652
	Rheinmetall AG	14,088	4,044,572
	RTL Group SA	17,342	606,554
	SAF-Holland SE	6,396	85,513
	Salzgitter AG	1,938	48,425
	SAP SE, Sponsored ADR	1,458	195,372
	SAP SE	79,831	10,707,918
Ω	Scout24 SE	7,312	449,835
#	Secunet Security Networks AG	707	96,066
	Siemens AG	111,456	14,790,083
#*	Siemens Energy AG	132,970	1,182,227
Ω	Siemens Healthineers AG	26,737	1,315,374
	Sixt SE	8,327	718,448
#*	SMA Solar Technology AG	5,600	344,062
	Stabilus SE	12,045	764,809
	Stemmer Imaging AG	511	14,054
#	STRATEC SE	2,751	126,903
	Stroeer SE & Co. KGaA	12,716	582,507
	SUESS MicroTec SE	7,059	122,253
	Surteco Group SE	706	11,508
	Symrise AG	25,880	2,644,659
	Synlab AG	1,211	12,708
*	TAG Immobilien AG	54,788	599,052
	Takkt AG	13,480	172,700
*	Talanx AG	24,079	1,517,440
*Ω	TeamViewer SE	79,652	1,225,538
	Technotrans SE	943	16,506
	thyssenkrupp AG	70,329	490,169
	United Internet AG	29,274	609,585
	USU Software AG	451	8,355

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	VERBIO Vereinigte BioEnergie AG	13,879	$469,679
*	Vitesco Technologies Group AG, Class A	4,912	480,422
	Volkswagen AG	6,315	730,013
	Vonovia SE	26,479	609,602
	Vossloh AG	3,228	125,388
	Wacker Chemie AG	4,847	594,839
	Wacker Neuson SE	13,285	243,785
	Washtec AG	4,609	146,014
*	Westwing Group SE	3,418	25,962
	Wuestenrot & Wuerttembergische AG	14,275	198,423
*Ω	Zalando SE	21,584	504,860
	Zeal Network SE	1,900	61,387

TOTAL GERMANY.			192,923,945

HONG KONG — (1.4%)
	Aeon Credit Service Asia Co. Ltd.	18,000	12,383
	AIA Group Ltd.	1,762,200	15,302,597
*	Aidigong Maternal & Child Health Ltd.	728,000	23,096
	Analogue Holdings Ltd.	192,000	32,389
	APAC Resources Ltd.	80,000	10,917
#*	Apollo Future Mobility Group Ltd.	1,728,000	5,972
*	Asia Standard International Group Ltd.	80,000	4,527
	ASMPT Ltd.	69,700	590,328
	Best Mart 360 Holdings Ltd.	48,000	11,045
	BOC Hong Kong Holdings Ltd.	512,000	1,354,004
*	BOCOM International Holdings Co. Ltd.	343,000	14,256
	Bright Smart Securities & Commodities Group Ltd.	48,000	8,292
*††	Brightoil Petroleum Holdings Ltd.	229,000	0
	Chen Hsong Holdings	46,000	8,878
*	China Star Entertainment Ltd.	130,000	13,314
*	Chinese Estates Holdings Ltd.	140,000	27,213
	Chow Sang Sang Holdings International Ltd.	197,000	226,456
	Chow Tai Fook Jewellery Group Ltd.	554,000	782,317
	Chuang’s China Investments Ltd.	190,000	3,410
	Chuang’s Consortium International Ltd.	92,000	5,411
	CITIC Telecom International Holdings Ltd.	444,000	169,283
	CK Asset Holdings Ltd.	273,823	1,368,656
*	C-Mer Eye Care Holdings Ltd.	148,000	72,330
#††	Convoy, Inc.	528,000	2,112
*	CSC Holdings Ltd.	12,550,000	46,883
	CSI Properties Ltd.	690,000	9,257
*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	108,000	70,853
	Dah Sing Financial Holdings Ltd.	43,600	98,691
	Dickson Concepts International Ltd.	63,000	31,264
*	Digital Domain Holdings Ltd.	290,000	7,009
	Dynamic Holdings Ltd.	24,000	27,736
	EC Healthcare	238,000	74,500
	Emperor International Holdings Ltd.	402,000	22,125
	Emperor Watch & Jewellery Ltd.	490,000	10,713
	Energy International Investments Holdings Ltd.	88,000	10,534
*	ENM Holdings Ltd.	376,000	13,669
*	Esprit Holdings Ltd.	1,098,100	46,428
	EuroEyes International Eye Clinic Ltd., Class C	26,000	14,629
	Far East Consortium International Ltd.	489,043	100,637
*Ω	FIT Hon Teng Ltd.	345,000	46,267
	FSE Lifestyle Services Ltd.	50,000	37,284
	Giordano International Ltd.	560,000	159,581
	Glorious Sun Enterprises Ltd.	129,000	13,537

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Gold Fin Holdings	44,000	$0
	Great Eagle Holdings Ltd.	113,693	185,283
*	Greentech Technology International Ltd.	432,000	24,814
	G-Resources Group Ltd.	130,050	30,224
	Guoco Group Ltd.	10,000	75,117
	Guotai Junan International Holdings Ltd.	265,000	21,013
*	Haitong International Securities Group Ltd.	1,268,383	228,869
	Hang Lung Properties Ltd.	290,000	381,192
	Hang Seng Bank Ltd.	73,900	844,905
	Hanison Construction Holdings Ltd.	137,806	14,892
	Henderson Land Development Co. Ltd.	15,740	41,183
	HKBN Ltd.	332,000	115,012
	HKR International Ltd.	342,800	70,956
	HKT Trust & HKT Ltd.	559,000	579,004
	Hon Kwok Land Investment Co. Ltd.	26,000	5,606
	Hong Kong Ferry Holdings Co. Ltd.	92,000	53,607
*	Hong Kong Technology Venture Co. Ltd.	163,000	58,374
	Hongkong Chinese Ltd.	58,000	2,597
Ω	Honma Golf Ltd.	11,500	4,771
	Hysan Development Co. Ltd.	122,000	224,572
*	IGG, Inc.	382,000	134,378
*	Imagi International Holdings Ltd.	56,000	14,980
Ω	Impro Precision Industries Ltd.	96,000	25,875
	International Housewares Retail Co. Ltd.	169,000	46,228
*	ITC Properties Group Ltd.	49,758	4,380
	K Wah International Holdings Ltd.	572,000	153,589
	Karrie International Holdings Ltd.	132,000	9,459
	Kerry Logistics Network Ltd.	128,000	108,562
	Kerry Properties Ltd.	250,500	421,538
	Kowloon Development Co. Ltd.	222,000	195,624
	KRP Development Holdings Ltd.	33,000	3,937
*	Lai Sun Development Co. Ltd.	55,350	6,525
	Liu Chong Hing Investment Ltd.	96,000	66,557
	L’Occitane International SA	312,750	803,839
	Luk Fook Holdings International Ltd.	167,000	414,293
	Lung Kee Bermuda Holdings.	44,000	8,606
	Man Wah Holdings Ltd.	454,000	281,966
#	MECOM Power & Construction Ltd.	864,750	46,963
*	Midland Holdings Ltd.	251,026	18,943
	Modern Dental Group Ltd.	116,000	50,054
	MTR Corp. Ltd.	79,500	297,186
*	NagaCorp Ltd.	377,140	162,002
*	NEW Concepts Holdings Ltd.	256,000	22,976
	New Focus Auto Tech Holdings Ltd.	1,520,000	48,409
	New World Development Co. Ltd.	313,000	574,455
*††	NewOcean Energy Holdings Ltd.	550,000	492
	NWS Holdings Ltd.	455,242	538,660
	Oriental Watch Holdings	162,476	78,331
*	Pacific Century Premium Developments Ltd.	162,000	5,485
	PC Partner Group Ltd.	72,000	28,843
	Pentamaster International Ltd.	126,000	14,508
	Perfect Medical Health Management Ltd.	183,000	85,960
	Pico Far East Holdings Ltd.	406,000	71,196
	Playmates Holdings Ltd.	90,000	6,676
	Playmates Toys Ltd.	96,000	8,960
	Plover Bay Technologies Ltd.	80,000	22,841
	Power Assets Holdings Ltd.	201,500	963,336
	PRADA SpA	152,700	919,873
*	PT International Development Co. Ltd.	585,000	4,632

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Sa Sa International Holdings Ltd.	66,000	$8,616
*Ω	Samsonite International SA	578,700	1,792,302
*	Shun Tak Holdings Ltd.	94,000	12,261
	Singamas Container Holdings Ltd.	410,000	28,341
	Sino Land Co. Ltd.	622,227	621,186
	Soundwill Holdings Ltd.	11,500	8,432
	Sun Hung Kai Properties Ltd.	157,707	1,619,446
*	Suncorp Technologies Ltd.	290,000	8,538
	Swire Pacific Ltd., Class A	62,000	396,046
	Swire Pacific Ltd., Class B	77,500	79,569
	Swire Properties Ltd.	77,600	150,250
	TAI Cheung Holdings Ltd.	170,000	69,465
	Tai Hing Group Holdings Ltd.	112,000	12,309
	Techtronic Industries Co. Ltd.	304,000	2,775,376
*	Television Broadcasts Ltd.	118,200	54,604
#*	Theme International Holdings Ltd.	2,880,000	213,668
	Town Health International Medical Group Ltd.	952,000	38,965
	Tradelink Electronic Commerce Ltd.	224,000	25,224
	United Laboratories International Holdings Ltd.	252,000	257,237
	Value Partners Group Ltd.	387,000	133,761
	Vesync Co. Ltd.	24,000	15,087
	VSTECS Holdings Ltd.	286,400	144,818
	VTech Holdings Ltd.	48,500	282,213
*	Wai Kee Holdings Ltd.	120,000	19,584
	Wang On Group Ltd.	2,940,000	15,349
	Wharf Real Estate Investment Co. Ltd.	206,000	720,596
	Wing Tai Properties Ltd.	18,000	6,647
*	Xingye Alloy Materials Group Ltd.	73,000	9,850
	YTO International Express & Supply Chain Technology Ltd.	82,000	13,556
*	Yunfeng Financial Group Ltd.	28,000	3,256
*	Zhaobangji Lifestyle Holdings Ltd.	376,000	10,970

TOTAL HONG KONG			40,071,413

IRELAND — (0.6%)
	AIB Group PLC	414,063	1,797,664
	Bank of Ireland Group PLC	414,757	3,716,935
	Cairn Homes PLC	358,413	423,251
	FBD Holdings PLC	11,875	147,112
*	Flutter Entertainment PLC	23,581	3,704,679
	Glanbia PLC	53,937	849,456
*Ω	Glenveagh Properties PLC	277,630	267,999
	Kerry Group PLC, Class A	9,837	759,848
	Kingspan Group PLC	31,753	2,136,940
*	Permanent TSB Group Holdings PLC	12,093	24,018
	Smurfit Kappa Group PLC	126,941	4,137,760

TOTAL IRELAND			17,965,662

ISRAEL — (0.6%)
#*	Afcon Holdings Ltd.	885	20,583
#*	AFI Properties Ltd.	6,869	185,440
	Africa Israel Residences Ltd.	1,238	52,495
*	Airport City Ltd.	15,757	207,492
*	Allot Ltd.	5,136	9,211
#	Alony Hetz Properties & Investments Ltd.	35,898	175,119
	Arad Ltd.	4,385	61,818
*	Ashdod Refinery Ltd.	6,184	121,440
#	Ashtrom Group Ltd.	9,421	101,503
	Atreyu Capital Markets Ltd.	794	8,459

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	AudioCodes Ltd.	7,806	$61,355
	Automatic Bank Services Ltd.	3,721	11,563
*	Avgol Industries 1953 Ltd.	36,631	12,944
*	Azorim-Investment Development & Construction Co. Ltd.	25,722	80,637
	Azrieli Group Ltd.	4,468	192,379
	Bank Leumi Le-Israel BM	185,276	1,193,347
	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	45,997
	Bezeq The Israeli Telecommunication Corp. Ltd.	377,908	465,015
*	Big Shopping Centers Ltd.	954	66,868
	Blue Square Real Estate Ltd.	1,444	70,760
	Carasso Motors Ltd.	14,778	43,429
*	Clal Insurance Enterprises Holdings Ltd.	26,674	333,214
*	Compugen Ltd.	10,549	7,778
	Danel Adir Yeoshua Ltd.	2,526	181,354
	Delta Galil Ltd.	4,359	137,938
#	Delta Israel Brands Ltd.	1,130	9,861
	Direct Finance of Direct Group 2006 Ltd.	128	9,732
	Dor Alon Energy in Israel 1988 Ltd.	1,328	20,370
	E&M Computing Ltd.	5,670	8,731
	Elbit Systems Ltd.	1,879	350,471
	Electra Consumer Products 1970 Ltd.	4,620	67,015
	Electra Ltd.	663	210,036
	Electra Real Estate Ltd.	5,625	45,356
*	Ellomay Capital Ltd.	1,542	17,260
	Energix-Renewable Energies Ltd.	97,434	237,083
*	Enlight Renewable Energy Ltd.	24,191	325,940
	FMS Enterprises Migun Ltd.	2,021	62,868
	Formula Systems 1985 Ltd.	3,228	182,981
	Formula Systems 1985 Ltd., Sponsored ADR	1,529	86,006
	Fox Wizel Ltd.	3,912	222,119
	Gav-Yam Lands Corp. Ltd.	23,617	133,600
*	Gilat Satellite Networks Ltd.	7,921	47,427
#*	Hagag Group Real Estate Development	10,016	21,357
	Hamat Group Ltd.	6,948	16,606
	Harel Insurance Investments & Financial Services Ltd.	57,285	367,928
	Hilan Ltd.	5,191	223,273
	Hiper Global Ltd.	5,670	16,266
	ICL Group Ltd.	129,016	627,518
	IDI Insurance Co. Ltd.	3,770	73,678
*	IES Holdings Ltd.	1,083	52,338
	Ilex Medical Ltd.	2,010	30,556
	Inrom Construction Industries Ltd.	35,497	84,326
	Isracard Ltd.	70,682	220,417
	Israel Canada T.R Ltd.	19,869	41,807
	Israel Discount Bank Ltd., Class A	378,711	1,664,561
	Israel Land Development Co. Ltd.	4,742	29,636
	Israel Shipyards Industries Ltd.	450	9,958
	Isras Investment Co. Ltd.	699	118,213
*	Kamada Ltd.	6,587	27,953
	Klil Industries Ltd.	267	10,953
	M Yochananof & Sons Ltd.	2,246	80,675
	Magic Software Enterprises Ltd.	6,472	64,832
	Malam - Team Ltd.	2,870	39,737
	Matrix IT Ltd.	13,031	220,210
	Maytronics Ltd.	9,928	92,361
	Mega Or Holdings Ltd.	5,911	81,098
	Melisron Ltd.	3,104	168,247
	MENIF - Financial Services Ltd.	4,631	9,225
	Menora Mivtachim Holdings Ltd.	10,987	218,856

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Meshulam Levinstein Contracting & Engineering Ltd.	498	$27,277
	Migdal Insurance & Financial Holdings Ltd.	177,504	166,927
	Mivne Real Estate KD Ltd.	124,198	267,984
*	Mivtach Shamir Holdings Ltd.	1,600	33,474
	Mizrahi Tefahot Bank Ltd.	25,737	796,601
*	Nice Ltd.	528	80,940
#*	Nice Ltd., Sponsored ADR	4,410	680,683
*	Nova Ltd.	3,694	353,726
#	Novolog Ltd.	129,670	45,675
	Oil Refineries Ltd.	1,016,093	278,793
	One Software Technologies Ltd.	14,338	145,599
*	OY Nofar Energy Ltd.	585	10,425
	Palram Industries 1990 Ltd.	1,658	11,906
*	Partner Communications Co. Ltd.	29,829	108,352
*	Paz Oil Co. Ltd.	6,184	439,706
*	Perion Network Ltd.	11,017	283,710
	Phoenix Holdings Ltd.	73,547	624,486
	Plasson Industries Ltd.	1,135	38,578
	Pluri, Inc.	5,947	2,843
	Polyram Plastic Industries Ltd.	4,587	10,496
	Prashkovsky Investments & Construction Ltd.	4,675	85,154
*	Priortech Ltd.	1,051	29,447
	Qualitau Ltd.	725	9,808
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	205,636
	Rapac Communication & Infrastructure Ltd.	1,869	10,136
	Retailors Ltd.	3,665	63,487
	Sano-Brunos Enterprises Ltd.	978	59,264
*	Scope Metals Group Ltd.	3,768	97,068
	Shapir Engineering & Industry Ltd.	20,911	112,069
*	Shikun & Binui Ltd.	48,528	109,570
*	Shufersal Ltd.	54,774	231,235
	Summit Real Estate Holdings Ltd.	10,702	102,576
	Suny Cellular Communication Ltd.	47,494	9,577
	Tadiran Group Ltd.	1,256	64,732
	Telsys Ltd.	479	28,677
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	55,380	475,160
#	Victory Supermarket Chain Ltd.	3,518	26,991
	YD More Investments Ltd.	9,397	14,640
	YH Dimri Construction & Development Ltd.	3,362	180,548

TOTAL ISRAEL			16,821,535

ITALY — (2.1%)
	A2A SpA	277,251	520,398
	ACEA SpA	27,501	331,142
	Amplifon SpA	56,962	1,609,942
Ω	Anima Holding SpA	91,154	372,534
	Arnoldo Mondadori Editore SpA	81,401	178,385
	Ascopiave SpA	41,478	92,231
	Assicurazioni Generali SpA	174,958	3,475,303
*	Avio SpA	4,827	37,445
	Azimut Holding SpA	68,448	1,442,261
	Banca Generali SpA	29,500	956,963
	Banca IFIS SpA	9,820	167,939
	Banca Mediolanum SpA	81,488	665,394
	BasicNet SpA	14,461	69,313
Ω	BFF Bank SpA	54,355	522,564
	Biesse SpA	2,682	28,413
	BPER Banca	452,881	1,473,742
	Brunello Cucinelli SpA	13,427	1,080,037

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Cairo Communication SpA	29,772	$51,130
Ω	Carel Industries SpA	17,287	360,384
	Cembre SpA	365	12,404
*	CIR SpA-Compagnie Industriali	136,243	55,608
	Credito Emiliano SpA	22,111	179,289
	Datalogic SpA	3,188	19,124
	Davide Campari-Milano NV	81,526	901,169
	De’ Longhi SpA	6,671	149,265
	DiaSorin SpA	4,286	384,121
#	Digital Bros SpA	2,171	25,200
	Elica SpA	6,100	11,246
	Emak SpA	29,507	27,773
Ω	Enav SpA	38,380	127,919
	Enel SpA	630,087	3,999,528
	Esprinet SpA	14,964	70,742
*	Eurotech SpA	3,709	7,762
	Ferrari NV	19,385	5,856,352
*	Fiera Milano SpA	4,147	8,660
	Fila SpA	4,512	33,879
#*	Fincantieri SpA	63,031	33,608
	FinecoBank Banca Fineco SpA	223,894	2,641,198
*	Garofalo Health Care SpA	4,444	21,007
	Gefran SpA	856	6,704
#*	Geox SpA	18,566	12,358
	GPI SpA	959	7,603
	Gruppo MutuiOnline SpA	7,943	223,613
	Hera SpA	313,560	882,073
	IMMSI SpA	75,654	38,040
	Interpump Group SpA	14,379	601,248
	Intesa Sanpaolo SpA	1,577,163	4,109,756
	Iren SpA	80,792	161,902
	Italgas SpA	274,328	1,394,082
	Italian Sea Group SPA.	2,613	19,230
	Italmobiliare SpA	3,302	83,483
*	Iveco Group NV	76,049	640,924
	IVS Group SA	5,927	32,953
	Leonardo SpA	144,403	2,182,288
	LU-VE SpA	2,541	47,392
	Maire Tecnimont SpA	67,483	313,798
#	Mediobanca Banca di Credito Finanziario SpA	206,799	2,470,306
	MFE-MediaForEurope NV, Class A	107,565	195,224
	Moncler SpA	57,345	2,978,337
*Ω	Nexi SpA	193,488	1,124,322
	Openjobmetis SpA agenzia per il lavoro	1,095	10,559
Ω	OVS SpA	120,049	212,609
	Pharmanutra SpA	1,835	93,858
	Piaggio & C SpA	84,642	227,611
Ω	Piovan SpA	3,441	31,014
	Prysmian SpA	39,852	1,492,338
	Recordati Industria Chimica e Farmaceutica SpA	25,432	1,176,341
	Reply SpA	8,105	764,774
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	45,341
	SAES Getters SpA	389	13,632
#*	Safilo Group SpA	45,604	37,276
	Salcef Group SpA	592	14,055
	Salvatore Ferragamo SpA	17,294	211,591
	Sanlorenzo SpA	4,592	163,408
	Saras SpA	78,580	114,224
	Sesa SpA	4,434	447,889

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Snam SpA	315,736	$1,447,820
	SOL SpA	9,906	285,075
	Spaxs SpA	14,523	74,016
	Stellantis NV	303,873	5,676,348
	Tamburi Investment Partners SpA	25,548	214,243
Ω	Technogym SpA	47,176	355,133
*	Technoprobe SpA	21,884	159,483
#*	Telecom Italia SpA	4,017,249	1,038,711
*	Telecom Italia SpA	882,673	229,856
	Tenaris SA, ADR	21,251	665,581
	Tenaris SA	200	3,168
	Terna - Rete Elettrica Nazionale.	135,631	1,038,531
	Tinexta Spa	5,872	101,198
*	Tod’s SpA	2,469	82,714
	TXT e-solutions SpA	2,388	38,464
#Ω	Unieuro SpA	9,248	85,722
	Unipol Gruppo SpA	168,219	911,338
	UnipolSai Assicurazioni SpA	160,989	381,568
	Webuild SpA	12,528	22,562

TOTAL ITALY			63,395,061

JAPAN — (20.6%)
	&Do Holdings Co. Ltd.	2,700	17,670
	A&D HOLON Holdings Co. Ltd.	8,800	88,999
	ABC-Mart, Inc.	14,800	229,238
*	Access Co. Ltd.	4,500	22,643
	Achilles Corp.	7,700	78,528
	AD Works Group Co. Ltd.	7,600	12,839
	Adastria Co. Ltd.	11,900	249,731
	ADEKA Corp.	50,300	840,927
	Ad-sol Nissin Corp.	3,900	41,055
#	Adtec Plasma Technology Co. Ltd.	2,400	22,158
	Advan Group Co. Ltd.	6,400	42,802
	Advance Create Co. Ltd.	1,800	11,391
	Advanced Media, Inc.	6,100	55,735
	Advantest Corp.	148,800	3,832,882
	Aeon Co. Ltd.	107,799	2,268,050
	Aeon Delight Co. Ltd.	12,200	269,007
#	Aeon Fantasy Co. Ltd.	2,500	44,738
	AEON Financial Service Co. Ltd.	31,600	260,493
#	Aeon Hokkaido Corp.	17,000	98,914
	Aeon Kyushu Co. Ltd.	1,900	29,155
	Aeon Mall Co. Ltd.	16,700	189,901
#	Agro-Kanesho Co. Ltd.	4,400	39,316
	Ai Holdings Corp.	7,600	117,651
	Aica Kogyo Co. Ltd.	14,400	330,848
	Aichi Corp.	13,000	77,830
	Aichi Financial Group, Inc.	2,898	45,612
	Aichi Steel Corp.	4,500	105,442
	Aichi Tokei Denki Co. Ltd.	3,600	47,823
	Aida Engineering Ltd.	26,500	156,629
	Aiful Corp.	69,800	175,790
	Ain Holdings, Inc.	11,300	319,499
	Aiphone Co. Ltd.	3,600	71,629
	Air Water, Inc.	57,300	722,479
	Airtech Japan Ltd.	2,700	24,575
#*	Airtrip Corp.	5,500	65,920
	Aisan Industry Co. Ltd.	14,500	114,871
	AIT Corp.	8,400	91,902

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ajis Co. Ltd.	2,400	$36,169
	Akatsuki, Inc.	2,500	34,641
*	Akebono Brake Industry Co. Ltd.	30,700	24,706
	Albis Co. Ltd.	3,200	52,578
	Alfresa Holdings Corp.	96,100	1,522,280
	Alinco, Inc.	5,700	35,871
#	Alleanza Holdings Co. Ltd.	5,900	39,296
	Alpen Co. Ltd.	6,900	89,396
	Alpha Systems, Inc.	1,500	27,415
	Alps Alpine Co. Ltd.	53,616	439,985
	Alps Logistics Co. Ltd.	4,700	49,176
	Altech Corp.	13,900	236,218
	Amada Co. Ltd.	114,800	1,113,612
	Amano Corp.	12,900	263,499
	Amiyaki Tei Co. Ltd.	1,600	38,910
	Amvis Holdings, Inc.	7,600	129,650
	Anabuki Kosan, Inc.	2,300	29,756
	Anest Iwata Corp.	17,000	126,376
	Anicom Holdings, Inc.	16,100	58,352
	Anritsu Corp.	38,900	289,577
	Aoyama Trading Co. Ltd.	8,900	89,270
	Aoyama Zaisan Networks Co. Ltd.	15,000	105,281
#	Aozora Bank Ltd.	25,500	520,116
	Arakawa Chemical Industries Ltd.	9,100	61,228
	Arata Corp.	6,200	230,752
	ARCLANDS Corp.	6,919	74,113
	Arcs Co. Ltd.	17,923	342,481
	Ardepro Co. Ltd.	1,330	3,375
	ARE Holdings, Inc.	51,900	657,044
	Arealink Co. Ltd.	5,400	98,093
	Argo Graphics, Inc.	5,600	122,726
	Artnature, Inc.	6,400	34,183
*	Aruhi Corp.	5,500	29,834
	As One Corp.	13,600	433,430
	Asahi Broadcasting Group Holdings Corp.	4,000	17,579
	Asahi Co. Ltd.	6,200	53,339
	Asahi Diamond Industrial Co. Ltd.	14,700	83,987
	Asahi Group Holdings Ltd.	38,500	1,392,560
	Asahi Intelligence Service Co. Ltd.	700	5,722
	Asahi Kasei Corp.	361,100	2,219,964
	Asahi Kogyosha Co. Ltd.	5,600	88,418
	Asahi Net, Inc.	7,400	30,062
	Asahi Yukizai Corp.	9,500	232,637
	Asanuma Corp.	5,000	117,896
	Asia Pile Holdings Corp.	700	3,441
	Asics Corp.	37,400	1,184,719
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	82,713
	ASKUL Corp.	21,200	276,753
	Astellas Pharma, Inc.	212,900	2,693,157
#	Astena Holdings Co. Ltd.	18,000	64,320
	Asti Corp.	500	11,851
	Ateam, Inc.	1,600	6,508
	Aucnet, Inc.	6,400	74,514
	Autobacs Seven Co. Ltd.	46,000	473,156
	Avant Group Corp.	8,900	75,251
	Avantia Co. Ltd.	5,600	31,381
	Awa Bank Ltd.	8,100	134,567
	Axial Retailing, Inc.	5,100	130,625
	Azbil Corp.	17,200	508,237

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AZ-COM MARUWA Holdings, Inc.	11,400	$156,451
	Bandai Namco Holdings, Inc.	95,700	1,982,760
	Bando Chemical Industries Ltd.	8,500	84,965
	Bank of Iwate Ltd.	1,400	25,408
	Bank of Nagoya Ltd.	1,335	53,881
	Bank of the Ryukyus Ltd.	9,900	81,784
	Baroque Japan Ltd.	600	3,123
	Base Co. Ltd.	1,000	28,066
	BayCurrent Consulting, Inc.	47,400	1,190,060
	Beaglee, Inc.	1,200	8,575
	Beauty Garage, Inc.	3,800	56,353
	Beenos, Inc.	3,700	35,052
	Belc Co. Ltd.	4,700	220,435
	Bell System24 Holdings, Inc.	19,100	195,921
	Belluna Co. Ltd.	21,500	87,360
	Benefit One, Inc.	37,600	269,606
	Benesse Holdings, Inc.	44,800	529,687
#*	Bengo4.com, Inc.	3,100	87,026
#	Bic Camera, Inc.	31,800	240,755
	BIPROGY, Inc.	42,800	1,067,530
	BML, Inc.	7,508	142,084
#	Bookoff Group Holdings Ltd.	2,900	19,967
	Br Holdings Corp.	8,900	21,563
	BrainPad, Inc.	7,200	38,997
	Brother Industries Ltd.	45,200	705,131
	Bunka Shutter Co. Ltd.	27,200	229,398
	Bushiroad, Inc.	2,000	6,802
	Business Brain Showa-Ota, Inc.	5,400	75,420
	Business Engineering Corp.	2,400	53,893
#	BuySell Technologies Co. Ltd.	500	11,999
	C Uyemura & Co. Ltd.	7,300	396,354
	CAC Holdings Corp.	5,100	59,356
	Canon Electronics, Inc.	2,500	31,872
	Canon Marketing Japan, Inc.	17,700	424,456
	Canon, Inc., Sponsored ADR	14,250	336,015
#	Canon, Inc.	41,700	985,816
	Capcom Co. Ltd.	38,600	1,242,508
	Career Design Center Co. Ltd.	1,900	24,551
#	Careerlink Co. Ltd.	4,900	79,758
#	Carenet, Inc.	13,100	74,715
	Carlit Holdings Co. Ltd.	10,600	68,304
	Carta Holdings, Inc.	1,500	11,841
	Casio Computer Co. Ltd.	14,200	113,785
	Cawachi Ltd.	6,000	100,341
	CDS Co. Ltd.	300	3,408
	CE Holdings Co. Ltd.	1,900	6,708
#	CellSource Co. Ltd.	2,000	23,835
#	Celsys, Inc.	16,700	76,270
	Central Automotive Products Ltd.	4,800	107,504
	Central Japan Railway Co.	44,275	996,559
	Central Security Patrols Co. Ltd.	3,900	66,546
	Central Sports Co. Ltd.	1,100	17,522
#	Ceres, Inc.	1,400	8,717
#	Change Holdings, Inc.	19,000	193,848
	Charm Care Corp. KK	7,900	57,651
	Chikaranomoto Holdings Co. Ltd.	1,800	22,516
	Chilled & Frozen Logistics Holdings Co. Ltd.	3,700	34,043
	Chino Corp.	3,100	41,948
	Chiyoda Co. Ltd.	8,300	45,823

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Chiyoda Corp.	54,200	$127,421
	Chiyoda Integre Co. Ltd.	2,700	49,491
	Chofu Seisakusho Co. Ltd.	5,400	76,964
	Chudenko Corp.	14,100	229,463
	Chuetsu Pulp & Paper Co. Ltd.	3,700	33,273
	Chugai Pharmaceutical Co. Ltd.	108,800	3,226,634
	Chugai Ro Co. Ltd.	3,400	48,583
	Chugin Financial Group, Inc.	37,300	297,410
	Chugoku Marine Paints Ltd.	23,700	214,381
	CI Takiron Corp.	21,900	84,305
	Citizen Watch Co. Ltd.	68,500	399,493
	CKD Corp.	20,800	261,571
	CK-San-Etsu Co. Ltd.	1,800	42,441
	Cleanup Corp.	7,400	34,479
	CMIC Holdings Co. Ltd.	4,200	47,620
	Coca-Cola Bottlers Japan Holdings, Inc.	33,300	446,505
*	COLOPL, Inc.	17,600	67,685
#	Colowide Co. Ltd.	14,200	221,094
	Computer Engineering & Consulting Ltd.	8,000	82,557
#	Computer Institute of Japan Ltd.	11,040	39,951
	COMSYS Holdings Corp.	37,521	771,816
	Comture Corp.	10,400	139,024
*	COOKPAD, Inc.	11,600	8,408
	Core Corp.	2,600	29,356
	Corona Corp.	6,600	39,700
	Cosel Co. Ltd.	13,300	99,044
#	Cosmos Pharmaceutical Corp.	9,100	947,015
	Cota Co. Ltd.	2,236	24,111
	CRE, Inc.	8,400	87,575
	Create Restaurants Holdings, Inc.	24,300	168,411
	Create SD Holdings Co. Ltd.	13,100	280,927
	Creek & River Co. Ltd.	9,000	117,399
	Cresco Ltd.	7,100	77,718
	Cross Marketing Group, Inc.	3,700	16,545
	CTI Engineering Co. Ltd.	6,700	201,497
	CTS Co. Ltd.	8,700	38,328
	Cube System, Inc.	2,900	20,475
	Curves Holdings Co. Ltd.	10,400	45,366
*	Cyber Security Cloud, Inc.	700	9,475
	CyberAgent, Inc.	125,954	661,189
	Cybozu, Inc.	11,300	140,792
	Dai Nippon Printing Co. Ltd.	20,900	545,224
	Dai Nippon Toryo Co. Ltd.	14,600	93,062
	Dai-Dan Co. Ltd.	17,400	170,878
	Daido Steel Co. Ltd.	13,900	545,290
	Daifuku Co. Ltd.	63,600	1,050,856
	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	52,645
	Daihen Corp.	7,800	245,841
	Daiho Corp.	3,700	94,505
	Dai-Ichi Cutter Kogyo KK	3,000	23,886
	Daiichi Jitsugyo Co. Ltd.	10,200	130,916
	Daiichi Kensetsu Corp.	2,300	24,622
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,000	55,388
	Dai-ichi Life Holdings, Inc.	134,900	2,849,765
	Daiichi Sankyo Co. Ltd.	68,100	1,755,903
	Daiichikosho Co. Ltd.	18,000	266,066
#	Daiken Medical Co. Ltd.	4,300	15,143
	Daiki Aluminium Industry Co. Ltd.	3,900	32,284
	Daikin Industries Ltd.	29,700	4,282,113

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daikoku Denki Co. Ltd.	1,000	$29,197
	Daikokutenbussan Co. Ltd.	2,800	118,661
	Dainichi Co. Ltd.	5,700	26,903
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,400	121,740
	Daiseki Co. Ltd.	8,480	234,196
	Daishi Hokuetsu Financial Group, Inc.	8,500	221,960
	Daisue Construction Co. Ltd.	4,800	42,163
	Daito Pharmaceutical Co. Ltd.	1,760	22,485
	Daito Trust Construction Co. Ltd.	24,800	2,660,206
	Daiwa House Industry Co. Ltd.	116,300	3,198,908
	Daiwa Industries Ltd.	13,400	114,907
	Daiwa Securities Group, Inc.	132,900	766,364
	Daiwabo Holdings Co. Ltd.	37,800	718,453
	DCM Holdings Co. Ltd.	54,000	421,660
#	Dear Life Co. Ltd.	22,000	109,541
	Delica Foods Holdings Co. Ltd.	2,200	8,924
	DeNA Co. Ltd.	46,700	456,220
	Denka Co. Ltd.	11,100	200,505
	Densan System Holdings Co. Ltd.	3,700	66,841
	Denso Corp.	104,800	1,547,512
	Dentsu Group, Inc.	45,400	1,318,687
	Denyo Co. Ltd.	8,200	115,837
	Dexerials Corp.	17,100	390,056
	DIC Corp.	41,800	659,117
	Digital Arts, Inc.	5,100	140,678
	Digital Hearts Holdings Co. Ltd.	5,000	30,435
#	Digital Holdings, Inc.	6,500	44,746
	Digital Information Technologies Corp.	1,800	18,971
	Dip Corp.	21,100	418,188
	Direct Marketing MiX, Inc.	10,500	28,351
	Disco Corp.	10,600	1,871,949
	DKK Co. Ltd.	4,300	70,962
#	DKK-Toa Corp.	1,600	9,389
	DKS Co. Ltd.	5,100	58,776
	DMG Mori Co. Ltd.	74,600	1,233,884
	DMW Corp.	300	7,134
	Doshisha Co. Ltd.	10,300	153,334
	Double Standard, Inc.	1,000	9,269
	Doutor Nichires Holdings Co. Ltd.	8,200	118,397
	Dowa Holdings Co. Ltd.	27,800	849,856
	DTS Corp.	18,800	386,122
	Duskin Co. Ltd.	17,500	381,546
	DyDo Group Holdings, Inc.	3,300	127,716
	Eagle Industry Co. Ltd.	8,400	91,573
	East Japan Railway Co.	18,500	960,840
	EAT&HOLDINGS Co. Ltd.	2,200	29,116
	Ebara Corp.	35,000	1,549,924
	Ebara Foods Industry, Inc.	1,900	36,908
	Ebara Jitsugyo Co. Ltd.	3,200	55,943
	Ebase Co. Ltd.	6,500	27,996
	Eco’s Co. Ltd.	4,400	63,008
	EDION Corp.	34,000	339,108
	EF-ON, Inc.	4,900	15,537
	eGuarantee, Inc.	16,300	188,282
#	E-Guardian, Inc.	2,151	23,711
	Eiken Chemical Co. Ltd.	8,900	87,785
	Eisai Co. Ltd.	16,100	852,951
	Eizo Corp.	7,700	247,074
	EJ Holdings, Inc.	5,000	53,465

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Elan Corp.	11,200	$55,361
	Elecom Co. Ltd.	13,300	150,804
	Elematec Corp.	9,400	106,987
	EM Systems Co. Ltd.	10,300	48,982
	en Japan, Inc.	18,200	271,468
	Endo Lighting Corp.	4,900	38,438
#	Enplas Corp.	1,300	72,747
#	eRex Co. Ltd.	12,500	61,630
	ERI Holdings Co. Ltd.	800	8,594
	ES-Con Japan Ltd.	13,100	76,450
	Eslead Corp.	4,000	82,414
	ESPEC Corp.	4,200	61,793
	EXEO Group, Inc.	58,300	1,210,877
	Ezaki Glico Co. Ltd.	16,100	467,981
	F&M Co. Ltd.	3,000	40,584
	FALCO HOLDINGS Co. Ltd.	4,200	56,306
	Fancl Corp.	24,000	358,813
	FANUC Corp.	75,500	1,873,638
	Fast Fitness Japan, Inc.	2,400	19,258
	Fast Retailing Co. Ltd.	33,900	7,505,338
	FCC Co. Ltd.	16,600	196,976
*	FDK Corp.	4,100	21,090
	Ferrotec Holdings Corp.	10,900	191,591
	Fibergate, Inc.	3,100	23,375
	Financial Partners Group Co. Ltd.	31,900	303,021
	FINDEX, Inc.	5,100	28,123
#	First Juken Co. Ltd.	3,400	24,652
	Fixstars Corp.	10,300	67,765
	FJ Next Holdings Co. Ltd.	8,800	61,486
	Focus Systems Corp.	3,300	21,677
	Food & Life Cos. Ltd.	24,200	407,885
	Forum Engineering, Inc.	2,600	22,407
#	Forval Corp.	2,800	21,305
	Foster Electric Co. Ltd.	6,000	35,707
	FP Corp.	25,700	494,896
	France Bed Holdings Co. Ltd.	12,845	101,026
	F-Tech, Inc.	3,400	15,781
	FTGroup Co. Ltd.	3,600	30,763
	Fudo Tetra Corp.	5,200	69,342
	Fuji Co. Ltd.	2,900	36,661
	Fuji Corp.	23,200	349,342
#	Fuji Corp.	5,500	62,018
	Fuji Corp. Ltd.	11,500	54,871
	Fuji Die Co. Ltd.	1,600	6,868
	Fuji Electric Co. Ltd.	15,200	578,734
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	56,463
	Fuji Media Holdings, Inc.	18,381	182,555
	Fuji Oil Co. Ltd.	21,900	45,952
	Fuji Seal International, Inc.	20,400	227,239
	Fuji Soft, Inc.	17,800	640,538
	FUJIFILM Holdings Corp.	20,000	1,093,955
	Fujikura Kasei Co. Ltd.	16,600	48,051
	Fujikura Ltd.	110,000	790,032
	Fujimi, Inc.	24,000	479,084
	Fujimori Kogyo Co. Ltd.	7,800	196,818
	Fujishoji Co. Ltd.	2,500	21,095
	Fujitsu General Ltd.	1,100	19,563
	Fujitsu Ltd.	18,400	2,383,673
	Fujiya Co. Ltd.	1,300	21,459

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fukuda Corp.	3,400	$110,218
	Fukuda Denshi Co. Ltd.	4,800	171,522
	Fukui Computer Holdings, Inc.	5,000	85,840
	Fukushima Galilei Co. Ltd.	3,900	129,110
	Fukuyama Transporting Co. Ltd.	6,400	174,900
	FULLCAST Holdings Co. Ltd.	13,400	151,632
#	Fumakilla Ltd.	1,700	11,906
	Funai Soken Holdings, Inc.	20,050	329,540
	Furukawa Co. Ltd.	15,100	211,855
	Furukawa Electric Co. Ltd.	17,500	262,230
	Furuno Electric Co. Ltd.	10,400	114,117
	Furyu Corp.	10,100	106,419
	Fuso Chemical Co. Ltd.	9,400	255,417
	Fuso Pharmaceutical Industries Ltd.	2,000	25,800
	Futaba Corp.	11,500	38,743
	Futaba Industrial Co. Ltd.	20,200	99,528
	Future Corp.	18,000	205,434
	Fuyo General Lease Co. Ltd.	12,600	1,024,389
*	GA Technologies Co. Ltd.	4,400	33,245
	Gakken Holdings Co. Ltd.	5,200	28,941
	Gakkyusha Co. Ltd.	3,400	45,558
	Gecoss Corp.	7,500	47,624
#	Genki Sushi Co. Ltd.	5,200	90,467
	Genky DrugStores Co. Ltd.	4,300	163,747
	Geo Holdings Corp.	6,800	106,307
#	Gift Holdings, Inc.	2,000	28,567
	Giken Ltd.	3,600	42,668
	GL Sciences, Inc.	1,000	15,095
	GLOBERIDE, Inc.	10,500	135,505
	Glory Ltd.	24,300	453,057
	GMO Financial Gate, Inc.	1,100	61,669
#	GMO Financial Holdings, Inc.	15,800	71,807
#	GMO GlobalSign Holdings KK	2,700	45,556
	GMO internet group, Inc.	30,462	443,672
	GMO Payment Gateway, Inc.	15,100	603,083
#*	GNI Group Ltd.	3,300	43,829
	Gokurakuyu Holdings Co. Ltd.	5,600	14,263
	Goldcrest Co. Ltd.	7,500	106,952
	Goldwin, Inc.	15,000	947,353
	Good Com Asset Co. Ltd.	4,800	27,700
	Grandy House Corp.	7,300	29,496
	Gree, Inc.	6,500	24,291
	gremz, Inc.	5,400	71,613
	GSI Creos Corp.	3,600	47,540
	G-Tekt Corp.	5,500	64,189
	Gun-Ei Chemical Industry Co. Ltd.	2,100	44,001
	GungHo Online Entertainment, Inc.	25,710	387,643
	Gunma Bank Ltd.	94,000	454,262
*	Gunosy, Inc.	3,300	15,365
	H.U. Group Holdings, Inc.	23,900	401,664
	H2O Retailing Corp.	25,260	270,613
#	Hagihara Industries, Inc.	6,700	71,580
	Hagiwara Electric Holdings Co. Ltd., Class C	1,100	31,773
#	Hakudo Co. Ltd.	3,100	44,103
	Hakuhodo DY Holdings, Inc.	103,900	843,169
	Halows Co. Ltd.	3,900	109,565
	Hamakyorex Co. Ltd.	4,200	105,145
	Hamamatsu Photonics KK	16,500	612,860
	Handsman Co. Ltd.	300	2,093

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hankyu Hanshin Holdings, Inc.	21,300	$670,175
	Hanwa Co. Ltd.	24,300	732,477
	Happinet Corp.	11,900	201,513
	Hard Off Corp. Co. Ltd.	4,300	41,775
#	Harima Chemicals Group, Inc.	7,600	40,624
	Haseko Corp.	126,200	1,553,123
#	Hashimoto Sogyo Holdings Co. Ltd.	4,800	38,097
	Hazama Ando Corp.	59,100	457,435
#	Heiwa Corp.	14,600	206,668
	Heiwa Real Estate Co. Ltd.	6,900	176,632
	Heiwado Co. Ltd.	11,700	191,366
#*	Hennge KK	4,600	30,471
	Hibino Corp.	900	8,502
	Hibiya Engineering Ltd.	9,700	146,944
	Hikari Tsushin, Inc.	3,400	490,528
	Himacs Ltd.	2,480	22,623
	Hioki EE Corp.	4,200	182,557
	Hirakawa Hewtech Corp.	4,700	44,977
#	Hirano Tecseed Co. Ltd.	4,200	54,182
#	Hirata Corp.	3,000	136,479
	Hirose Electric Co. Ltd.	3,225	365,389
	Hirose Tusyo, Inc.	1,400	26,518
	Hiroshima Gas Co. Ltd.	26,300	69,448
	Hisaka Works Ltd.	8,100	50,718
	Hisamitsu Pharmaceutical Co., Inc.	8,500	271,111
	Hitachi Construction Machinery Co. Ltd.	33,000	852,579
	Hitachi Ltd.	116,500	7,384,536
	Hitachi Ltd., ADR	900	114,786
	Hitachi Zosen Corp.	85,200	444,453
	Hito Communications Holdings, Inc.	4,100	33,388
	Hochiki Corp.	4,700	52,324
	Hodogaya Chemical Co. Ltd.	3,500	69,889
	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	38,006
	Hokkaido Gas Co. Ltd.	7,400	114,856
	Hokkan Holdings Ltd.	4,700	49,182
	Hokko Chemical Industry Co. Ltd.	10,800	66,616
#	Hokuetsu Corp.	56,100	430,439
#	Hokuetsu Industries Co. Ltd.	9,300	119,701
	Hokuhoku Financial Group, Inc.	35,200	410,963
	Hokuriku Electric Industry Co. Ltd.	1,800	16,129
	Hokuriku Electrical Construction Co. Ltd.	7,319	48,230
	Honda Motor Co. Ltd., Sponsored ADR	25,574	786,400
	Honda Motor Co. Ltd.	330,900	3,391,319
	H-One Co. Ltd.	6,200	31,688
	Honeys Holdings Co. Ltd.	8,600	86,953
	Hoosiers Holdings Co. Ltd.	13,800	97,539
	Horiba Ltd.	18,100	915,159
	Hoshizaki Corp.	15,600	503,796
	Hosiden Corp.	7,400	86,974
	Hosokawa Micron Corp.	5,000	140,336
	Hotland Co. Ltd.	5,300	69,883
#	House Foods Group, Inc.	12,300	259,728
	Hulic Co. Ltd.	137,300	1,258,784
	Hyakujushi Bank Ltd.	4,000	76,168
	IBJ, Inc.	7,000	30,012
	Ichigo, Inc.	60,000	131,296
	Ichiken Co. Ltd.	2,500	33,531
	Ichinen Holdings Co. Ltd.	10,700	98,331
	Icom, Inc.	3,400	78,722

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ID Holdings Corp.	7,399	$70,583
	Idec Corp.	14,000	251,210
	IDOM, Inc.	34,200	205,804
	IHI Corp.	64,700	1,241,734
	Iida Group Holdings Co. Ltd.	37,820	587,238
	IJTT Co. Ltd.	3,900	17,267
	I’ll, Inc.	3,300	80,625
	Imagica Group, Inc.	6,500	25,519
	i-mobile Co. Ltd.	7,200	22,417
	Inaba Denki Sangyo Co. Ltd.	18,400	383,693
	Inaba Seisakusho Co. Ltd.	4,300	42,942
	Inageya Co. Ltd.	3,200	33,913
*	I-NE Co. Ltd.	2,400	45,039
	Ines Corp.	8,300	81,630
	I-Net Corp.	2,600	27,733
	Infocom Corp.	12,200	203,141
	Information Services International-Dentsu Ltd.	11,000	373,332
	INFRONEER Holdings, Inc.	62,080	654,873
	Innotech Corp.	2,000	20,553
	Insource Co. Ltd.	14,400	84,874
#	Intage Holdings, Inc.	4,000	44,263
	Integrated Design & Engineering Holdings Co. Ltd.	5,100	113,207
#	Intelligent Wave, Inc.	3,200	18,486
	Internet Initiative Japan, Inc.	37,500	605,947
#	Inui Global Logistics Co. Ltd.	4,700	37,960
#	IPS, Inc.	3,000	52,677
#	IR Japan Holdings Ltd.	4,788	43,043
	I’rom Group Co. Ltd.	2,700	30,800
	ISB Corp.	4,700	44,050
#	Ise Chemicals Corp.	900	43,784
	Iseki & Co. Ltd.	8,500	61,642
	Ishihara Chemical Co. Ltd.	7,100	75,005
	Ishihara Sangyo Kaisha Ltd.	4,100	38,410
	Ishii Iron Works Co. Ltd.	500	8,988
*	Istyle, Inc.	19,500	56,386
	Isuzu Motors Ltd.	221,100	2,465,409
	Itfor, Inc.	15,000	105,139
	ITmedia, Inc.	6,200	42,303
	Ito En Ltd.	34,591	1,124,050
	Itochu Enex Co. Ltd.	40,000	393,177
	Itochu-Shokuhin Co. Ltd.	2,700	117,162
	Itoki Corp.	17,500	168,521
	Iwaki Co. Ltd.	4,300	51,901
	Iwatani Corp.	29,700	1,420,506
*	Iwatsu Electric Co. Ltd.	1,800	9,165
	Izumi Co. Ltd.	8,500	214,927
	J Front Retailing Co. Ltd.	63,500	605,364
	JAC Recruitment Co. Ltd.	10,500	167,600
	Jaccs Co. Ltd.	8,900	305,923
*	Jade Group, Inc.	2,200	21,290
	JAFCO Group Co. Ltd.	28,500	306,968
	JANOME Corp.	3,900	18,621
	Japan Airport Terminal Co. Ltd.	5,400	237,487
	Japan Aviation Electronics Industry Ltd.	11,500	216,758
	Japan Best Rescue System Co. Ltd.	5,200	20,696
	Japan Cash Machine Co. Ltd.	6,000	38,305
#*	Japan Communications, Inc.	51,700	70,914
	Japan Electronic Materials Corp.	4,500	41,339
	Japan Elevator Service Holdings Co. Ltd.	23,600	312,751

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Foundation Engineering Co. Ltd.	11,300	$32,334
*	Japan Hospice Holdings, Inc.	600	8,991
	Japan Lifeline Co. Ltd.	27,700	211,223
	Japan Material Co. Ltd.	20,700	290,699
	Japan Medical Dynamic Marketing, Inc.	8,100	38,373
	Japan Post Bank Co. Ltd.	161,300	1,495,122
	Japan Post Insurance Co. Ltd.	50,600	974,357
	Japan Pulp & Paper Co. Ltd.	2,300	72,104
	Japan Pure Chemical Co. Ltd.	1,900	33,084
	Japan Securities Finance Co. Ltd.	39,200	390,347
	Japan Steel Works Ltd.	5,200	84,368
	Japan System Techniques Co. Ltd.	3,400	46,184
	Japan Wool Textile Co. Ltd.	18,100	164,557
	Jastec Co. Ltd.	2,900	29,742
	JBCC Holdings, Inc.	3,500	69,090
	JCU Corp.	12,600	274,843
	JDC Corp.	15,700	63,027
	Jeol Ltd.	21,000	592,900
	JFE Systems, Inc.	2,800	59,703
	JGC Holdings Corp.	73,300	902,835
#*	JIG-SAW, Inc.	1,500	36,824
	JINS Holdings, Inc.	4,600	126,982
#	JINUSHI Co. Ltd.	4,400	58,288
	JK Holdings Co. Ltd.	5,600	35,596
	J-Lease Co. Ltd.	1,100	13,840
	JM Holdings Co. Ltd.	5,400	74,046
	Joshin Denki Co. Ltd.	7,400	117,548
	Joyful Honda Co. Ltd.	19,300	226,682
	JP-Holdings, Inc.	40,700	94,941
	JSP Corp.	6,500	80,838
	JSR Corp.	26,400	706,621
	JTEKT Corp.	48,000	395,758
#	Juki Corp.	10,400	41,038
	Justsystems Corp.	16,300	290,473
	JVCKenwood Corp.	83,620	359,377
	Kadokawa Corp.	21,603	416,131
	Kaga Electronics Co. Ltd.	8,300	332,128
	Kajima Corp.	99,101	1,637,889
	Kakaku.com, Inc.	49,800	480,295
	Kaken Pharmaceutical Co. Ltd.	5,000	110,726
#	Kamakura Shinsho Ltd.	6,300	24,281
	Kamigumi Co. Ltd.	34,800	705,972
	Kanaden Corp.	10,000	99,638
	Kanamic Network Co. Ltd.	2,300	6,988
#	Kanamoto Co. Ltd.	13,600	220,717
	Kandenko Co. Ltd.	47,700	442,004
	Kaneka Corp.	21,100	516,355
	Kaneko Seeds Co. Ltd.	4,700	44,307
	Kanematsu Corp.	34,500	466,218
	Kanemi Co. Ltd.	1,000	20,022
	Kanro, Inc.	1,600	24,084
	Kansai Paint Co. Ltd.	36,100	528,313
	Kanto Denka Kogyo Co. Ltd.	12,400	65,525
	Kao Corp.	40,100	1,463,004
*	Kaonavi, Inc.	600	8,184
	Katakura Industries Co. Ltd.	6,900	77,646
	Katitas Co. Ltd.	30,500	407,097
	Kato Sangyo Co. Ltd.	11,000	309,288
#	Kato Works Co. Ltd.	3,900	31,138

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kawada Technologies, Inc.	1,400	$61,758
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	40,676
	Kawasaki Heavy Industries Ltd.	69,333	1,530,306
	KDDI Corp.	307,000	9,183,820
	KeePer Technical Laboratory Co. Ltd.	7,100	267,634
	Keihan Holdings Co. Ltd.	11,000	269,037
	Keihanshin Building Co. Ltd.	9,000	82,580
	Keikyu Corp.	51,600	437,486
	Keio Corp.	13,818	410,042
	Keisei Electric Railway Co. Ltd.	12,292	463,035
#	KEIWA, Inc.	1,600	14,119
	Keiyo Bank Ltd.	26,200	118,874
	Keiyo Co. Ltd.	15,600	134,335
	KEL Corp.	1,000	11,192
	Kewpie Corp.	21,900	380,113
	Keyence Corp.	26,200	10,142,503
	KH Neochem Co. Ltd.	8,000	121,182
	Kikkoman Corp.	20,100	1,143,585
	Kimoto Co. Ltd.	12,900	15,910
	Kimura Chemical Plants Co. Ltd.	4,600	21,637
	Kinden Corp.	40,000	605,898
	King Jim Co. Ltd.	4,300	25,451
	Kintetsu Department Store Co. Ltd.	1,600	29,847
	Kintetsu Group Holdings Co. Ltd.	12,700	357,337
	Kirin Holdings Co. Ltd.	80,000	1,124,265
	Kissei Pharmaceutical Co. Ltd.	5,800	122,676
	Ki-Star Real Estate Co. Ltd.	5,500	154,948
*	Kitagawa Corp.	2,700	25,358
	Kitano Construction Corp.	1,200	24,420
	Kitz Corp.	23,100	156,091
	Kiyo Bank Ltd.	15,000	154,844
	Koa Shoji Holdings Co. Ltd.	1,600	7,833
	Kobayashi Pharmaceutical Co. Ltd.	14,400	594,479
#	Kobe Bussan Co. Ltd.	27,101	670,697
#*	Kobe Electric Railway Co. Ltd.	900	16,472
	Koei Tecmo Holdings Co. Ltd.	29,000	378,672
	Kohnan Shoji Co. Ltd.	10,700	277,376
	Kohsoku Corp.	6,000	80,648
	Koito Manufacturing Co. Ltd.	32,700	489,935
	Kojima Co. Ltd.	11,500	50,266
	Kokuyo Co. Ltd.	32,500	503,749
	KOMAIHALTEC, Inc.	2,400	33,979
	Komatsu Ltd.	135,600	3,115,598
	Komatsu Matere Co. Ltd.	11,300	53,777
	Komatsu Wall Industry Co. Ltd.	2,600	50,003
	KOMEDA Holdings Co. Ltd.	17,100	312,032
	Komehyo Holdings Co. Ltd.	3,100	97,293
	Komeri Co. Ltd.	9,100	188,696
	Komori Corp.	21,600	165,397
#	Konaka Co. Ltd.	8,100	20,922
	Konami Group Corp.	22,500	1,165,547
	Kondotec, Inc.	5,200	39,099
*	Konica Minolta, Inc.	111,000	310,908
	Konishi Co. Ltd.	20,000	296,689
	Konoike Transport Co. Ltd.	6,500	86,032
#	Konoshima Chemical Co. Ltd.	3,700	31,199
#	Kosaido Holdings Co. Ltd.	2,800	54,802
	Kose Corp.	5,100	337,880
	Koshidaka Holdings Co. Ltd.	7,700	54,783

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kotobuki Spirits Co. Ltd.	33,500	$444,846
#	Kotobukiya Co. Ltd.	1,200	16,155
	Kozo Keikaku Engineering, Inc.	1,800	42,694
	KPP Group Holdings Co. Ltd.	9,600	41,489
	Krosaki Harima Corp.	1,800	113,976
#	KRS Corp.	4,200	26,896
	K’s Holdings Corp.	64,076	596,278
	KU Holdings Co. Ltd.	5,300	38,720
	Kubota Corp.	95,400	1,283,058
*	Kufu Co., Inc.	8,600	17,382
	Kumagai Gumi Co. Ltd.	15,400	385,941
#	Kumiai Chemical Industry Co. Ltd.	7,800	56,852
#	Kunimine Industries Co. Ltd.	3,100	19,885
	Kurabo Industries Ltd.	3,800	56,891
	Kuraray Co. Ltd.	47,600	544,600
	Kureha Corp.	7,100	421,661
	Kurimoto Ltd.	5,200	106,338
	Kurita Water Industries Ltd.	38,700	1,175,838
	Kuriyama Holdings Corp.	9,700	55,968
	Kusuri No. Aoki Holdings Co. Ltd.	9,800	642,073
	Kyocera Corp.	21,900	1,079,482
	Kyodo Printing Co. Ltd.	2,600	55,117
	Kyokuto Boeki Kaisha Ltd.	6,600	78,345
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	196,111
	Kyokuyo Co. Ltd.	5,700	145,041
	Kyorin Pharmaceutical Co. Ltd.	12,900	152,161
	Kyosan Electric Manufacturing Co. Ltd.	21,800	69,810
	Kyoto Financial Group, Inc.	10,800	612,293
	Kyowa Electronic Instruments Co. Ltd.	3,500	8,690
	Kyowa Kirin Co. Ltd.	22,000	345,054
	Kyowa Leather Cloth Co. Ltd.	5,700	24,823
	Kyudenko Corp.	16,900	504,819
	Kyushu Leasing Service Co. Ltd.	4,700	29,084
	Kyushu Railway Co.	26,200	535,693
	LA Holdings Co. Ltd.	1,700	52,446
	LAC Co. Ltd.	6,900	33,241
	Lasertec Corp.	15,300	2,527,257
*	Leopalace21 Corp.	98,200	211,238
	Life Corp.	8,900	209,796
#*	LIFENET INSURANCE Co.	5,900	37,700
*	LIFULL Co. Ltd.	26,300	38,326
	LIKE, Inc.	3,700	33,840
#	Link & Motivation, Inc.	13,000	34,808
	Lintec Corp.	23,800	393,396
	Lion Corp.	42,900	411,698
	Lixil Corp.	60,800	666,676
	Loadstar Capital KK	1,200	14,985
	Look Holdings, Inc.	1,900	25,265
	LY Corp.	241,000	614,426
	M&A Capital Partners Co. Ltd.	6,862	124,562
	M3, Inc.	154,870	2,385,182
	Mabuchi Motor Co. Ltd.	12,600	359,976
	Macnica Holdings, Inc.	27,400	1,113,246
	Macromill, Inc.	16,900	75,090
	Maeda Kosen Co. Ltd.	5,100	99,356
	Maezawa Industries, Inc.	4,100	25,405
#	Maezawa Kasei Industries Co. Ltd.	4,500	44,156
	Maezawa Kyuso Industries Co. Ltd.	7,400	67,913
	Mainichi Comnet Co. Ltd.	3,000	14,445

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Makino Milling Machine Co. Ltd.	10,600	$442,320
	Makita Corp.	38,100	984,764
#	Management Solutions Co. Ltd.	4,400	76,592
	Mandom Corp.	12,900	118,328
	Mani, Inc.	22,100	300,634
	MarkLines Co. Ltd.	3,900	71,770
	Maruha Nichiro Corp.	29,100	498,147
	Maruichi Steel Tube Ltd.	12,600	312,686
	MARUKA FURUSATO Corp.	7,141	131,134
#	Marumae Co. Ltd.	1,800	16,060
	Marusan Securities Co. Ltd.	20,200	109,614
	Maruyama Manufacturing Co., Inc.	700	9,609
#	Maruzen CHI Holdings Co. Ltd.	9,400	20,381
	Maruzen Co. Ltd.	4,500	65,007
	Maruzen Showa Unyu Co. Ltd.	3,400	85,836
	Marvelous, Inc.	12,200	56,029
	Matching Service Japan Co. Ltd.	3,600	27,142
	Matsuda Sangyo Co. Ltd.	5,600	97,531
	Matsui Construction Co. Ltd.	10,300	53,505
	Matsui Securities Co. Ltd.	37,300	185,515
	MatsukiyoCocokara & Co.	47,460	832,533
	Max Co. Ltd.	10,000	168,761
	Maxell Ltd.	11,600	124,071
	Maxvalu Tokai Co. Ltd.	4,000	79,045
	Mazda Motor Corp.	206,100	1,992,160
#	McDonald’s Holdings Co. Japan Ltd.	3,200	124,505
	MCJ Co. Ltd.	25,100	180,579
	MEC Co. Ltd.	10,500	238,563
*	Media Do Co. Ltd.	4,300	37,169
	Medical Data Vision Co. Ltd.	14,300	63,532
	Medical System Network Co. Ltd.	18,000	55,461
	Medikit Co. Ltd.	1,500	26,499
	Medipal Holdings Corp.	92,100	1,548,476
	Medius Holdings Co. Ltd.	6,200	31,649
*	Medley, Inc.	3,200	92,515
	MedPeer, Inc.	900	5,307
	Megachips Corp.	3,300	85,083
	Megmilk Snow Brand Co. Ltd.	14,068	226,747
	Meidensha Corp.	15,400	241,270
	Meiji Electric Industries Co. Ltd.	3,900	35,881
	MEIJI Holdings Co. Ltd.	29,700	731,036
	Meisei Industrial Co. Ltd.	21,400	144,531
	Meitec Group Holdings, Inc.	36,300	638,883
#	Meiwa Corp.	9,600	40,946
	Meiwa Estate Co. Ltd.	4,200	32,391
	Melco Holdings, Inc.	1,700	38,788
#	Members Co. Ltd.	2,600	20,467
	Menicon Co. Ltd.	18,400	213,312
*	Mercari, Inc.	65,600	1,316,556
	Mercuria Holdings Co. Ltd.	3,100	15,426
*	MetaReal Corp.	2,100	17,303
	METAWATER Co. Ltd.	5,400	68,077
	Micronics Japan Co. Ltd.	13,800	209,082
	Milbon Co. Ltd.	13,100	346,321
	MIMAKI ENGINEERING Co. Ltd.	4,800	23,522
	Minebea Mitsumi, Inc.	60,300	945,461
	Mirai Industry Co. Ltd.	2,400	50,409
	Mirait One Corp.	58,000	768,717
	Mirarth Holdings, Inc.	49,500	144,292

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Miroku Jyoho Service Co. Ltd.	9,800	$100,367
	MISUMI Group, Inc.	71,600	1,083,928
	Mitani Corp.	11,200	102,662
	Mitani Sangyo Co. Ltd.	12,600	27,798
	Mitani Sekisan Co. Ltd.	700	21,105
	Mitsuba Corp.	8,400	38,693
	Mitsubishi Chemical Group Corp.	226,200	1,279,976
	Mitsubishi Electric Corp.	190,600	2,185,516
	Mitsubishi Estate Co. Ltd.	138,900	1,777,964
	Mitsubishi Gas Chemical Co., Inc.	60,000	810,952
	Mitsubishi HC Capital, Inc.	210,800	1,389,642
	Mitsubishi Heavy Industries Ltd.	41,800	2,152,895
	Mitsubishi Kakoki Kaisha Ltd.	1,500	26,845
	Mitsubishi Logisnext Co. Ltd.	22,300	174,952
	Mitsubishi Logistics Corp.	19,999	523,172
	Mitsubishi Motors Corp.	299,800	979,317
	Mitsubishi Pencil Co. Ltd.	13,300	163,950
	Mitsubishi Research Institute, Inc.	2,800	90,519
	Mitsubishi Shokuhin Co. Ltd.	7,900	208,307
	Mitsubishi UFJ Financial Group, Inc.	1,002,600	8,410,959
	Mitsuboshi Belting Ltd.	5,600	161,666
	Mitsui Chemicals, Inc.	55,800	1,406,409
	Mitsui E&S Co. Ltd.	25,800	70,731
	Mitsui Fudosan Co. Ltd.	100,600	2,180,491
	Mitsui Mining & Smelting Co. Ltd.	24,800	643,972
	Mitsui-Soko Holdings Co. Ltd.	7,700	219,324
	Mitsuuroko Group Holdings Co. Ltd.	21,100	181,422
	Miura Co. Ltd.	12,200	236,546
	MIXI, Inc.	15,700	237,793
	Miyaji Engineering Group, Inc.	3,600	72,675
	Miyazaki Bank Ltd.	2,400	46,661
	Mizuho Financial Group, Inc.	150,871	2,561,554
	Mizuho Financial Group, Inc., ADR	8,184	28,153
	Mizuho Leasing Co. Ltd.	13,300	423,136
#	Mizuho Medy Co. Ltd.	700	13,891
	Mizuno Corp.	8,900	261,086
	Mochida Pharmaceutical Co. Ltd.	9,200	202,727
*	Modec, Inc.	10,200	112,186
#	Monex Group, Inc.	60,700	266,969
	Monogatari Corp.	5,700	154,359
	MonotaRO Co. Ltd.	56,200	449,149
#	MORESCO Corp.	2,300	18,782
	Morinaga & Co. Ltd.	13,600	490,475
	Morinaga Milk Industry Co. Ltd.	10,300	401,751
	Moriroku Holdings Co. Ltd.	1,200	19,007
	Morita Holdings Corp.	13,200	135,417
	Morito Co. Ltd.	7,100	62,241
	Morozoff Ltd.	600	14,914
	MrMax Holdings Ltd.	11,600	47,636
	MS&AD Insurance Group Holdings, Inc.	50,952	1,866,907
	Mugen Estate Co. Ltd.	5,700	38,652
	m-up Holdings, Inc.	13,200	106,891
	Murakami Corp.	1,300	26,433
	Nabtesco Corp.	30,300	536,664
#	NAC Co. Ltd.	3,600	23,150
	Nachi-Fujikoshi Corp.	4,100	102,168
	Nafco Co. Ltd.	6,100	74,598
	Nagano Keiki Co. Ltd.	4,800	74,470
	Nagase & Co. Ltd.	53,900	816,536

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nagase Brothers, Inc.	800	$9,924
	Nagatanien Holdings Co. Ltd.	1,700	25,703
	Nagawa Co. Ltd.	600	24,407
	Nagoya Railroad Co. Ltd.	63,300	886,123
	Nakabayashi Co. Ltd.	10,000	34,192
	Nakamoto Packs Co. Ltd.	1,600	17,201
	Nakanishi, Inc.	28,500	625,952
	Nakano Corp.	6,500	16,568
	Nakano Refrigerators Co. Ltd.	400	17,793
	Nakayamafuku Co. Ltd.	4,800	11,118
#	Namura Shipbuilding Co. Ltd.	16,000	84,339
	Nankai Electric Railway Co. Ltd.	19,800	379,205
	Nanto Bank Ltd.	4,400	79,199
	Nanyo Corp.	1,200	16,081
#	Nasu Denki Tekko Co. Ltd.	500	28,065
	Natori Co. Ltd.	3,300	43,605
	NEC Capital Solutions Ltd.	6,000	123,700
	NEC Corp.	43,000	2,070,476
	NEC Networks & System Integration Corp.	37,500	507,512
	NET One Systems Co. Ltd.	50,300	767,725
	New Art Holdings Co. Ltd.	2,600	30,048
	New Cosmos Electric Co. Ltd.	200	2,774
*	New Japan Chemical Co. Ltd.	5,000	6,749
	Nexon Co. Ltd.	34,500	633,049
#	Nextage Co. Ltd.	19,700	272,181
*	NexTone, Inc.	1,300	11,803
	NHK Spring Co. Ltd.	83,400	590,139
	Nicca Chemical Co. Ltd.	3,100	18,555
#	Nice Corp.	3,400	31,904
	Nichias Corp.	15,000	297,596
	Nichiden Corp.	6,300	104,715
	Nichirin Co. Ltd.	3,430	67,986
	NIDEC Corp.	31,900	1,170,125
	NIDEC Corp., Sponsored ADR	1,451	13,248
	Nifco, Inc.	56,100	1,315,669
	Nihon Chouzai Co. Ltd.	6,400	60,085
	Nihon Dempa Kogyo Co. Ltd.	5,200	42,229
	Nihon Dengi Co. Ltd.	2,200	59,065
	Nihon Flush Co. Ltd.	8,200	48,246
#	Nihon House Holdings Co. Ltd.	14,000	32,279
	Nihon Kagaku Sangyo Co. Ltd.	8,000	62,990
	Nihon Kohden Corp.	21,500	507,803
#	Nihon M&A Center Holdings, Inc.	168,900	771,417
	Nihon Nohyaku Co. Ltd.	7,300	31,189
	Nihon Parkerizing Co. Ltd.	43,700	317,156
	Nihon Tokushu Toryo Co. Ltd.	5,600	43,488
	Nihon Trim Co. Ltd.	1,200	23,348
#*	Nihon Yamamura Glass Co. Ltd.	3,300	36,859
	Nikkiso Co. Ltd.	21,800	138,858
	Nikko Co. Ltd.	13,500	58,797
	Nikkon Holdings Co. Ltd.	14,600	309,794
	Nikon Corp.	49,800	472,821
	Nintendo Co. Ltd.	280,000	11,568,037
	Nippi, Inc.	600	16,987
	Nippn Corp.	7,100	108,128
	Nippon Air Conditioning Services Co. Ltd.	4,500	22,854
	Nippon Aqua Co. Ltd.	4,300	26,939
	Nippon Avionics Co. Ltd.	600	28,171
	Nippon Carbide Industries Co., Inc.	2,900	32,397

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Care Supply Co. Ltd.	1,200	$13,459
	Nippon Chemical Industrial Co. Ltd.	3,300	41,767
	Nippon Densetsu Kogyo Co. Ltd.	14,900	203,132
	Nippon Dry-Chemical Co. Ltd.	2,100	30,455
	Nippon Express Holdings, Inc.	31,500	1,618,954
	Nippon Felt Co. Ltd.	2,900	7,927
#	Nippon Filcon Co. Ltd.	3,100	9,832
#	Nippon Fine Chemical Co. Ltd.	5,100	84,232
	Nippon Gas Co. Ltd.	66,500	999,461
	Nippon Kayaku Co. Ltd.	68,600	589,308
	Nippon Light Metal Holdings Co. Ltd.	29,860	327,508
	Nippon Paint Holdings Co. Ltd.	109,000	732,819
	Nippon Parking Development Co. Ltd.	78,100	110,579
	Nippon Pillar Packing Co. Ltd.	10,800	269,569
#	Nippon Rietec Co. Ltd.	7,800	67,308
	Nippon Seiki Co. Ltd.	12,700	90,422
	Nippon Seisen Co. Ltd.	1,000	31,885
	Nippon Sharyo Ltd.	3,700	51,299
	Nippon Shinyaku Co. Ltd.	23,200	940,901
	Nippon Shokubai Co. Ltd.	7,900	293,422
	Nippon Signal Company Ltd.	12,900	79,771
	Nippon Soda Co. Ltd.	11,100	397,966
	Nippon Telegraph & Telephone Corp.	3,116,100	3,666,948
	Nippon Thompson Co. Ltd.	19,900	70,923
	Nipro Corp.	39,900	303,817
	Nishimatsu Construction Co. Ltd.	13,100	315,408
#	Nishimatsuya Chain Co. Ltd.	15,500	199,083
	Nishimoto Co. Ltd.	1,700	67,430
	Nishi-Nippon Railroad Co. Ltd.	11,400	184,187
	Nishio Holdings Co. Ltd.	8,200	181,700
	Nissan Chemical Corp.	31,600	1,288,811
	Nissan Motor Co. Ltd.	201,400	774,983
	Nissan Shatai Co. Ltd.	26,700	152,788
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	16,052
	Nissei ASB Machine Co. Ltd.	2,700	83,324
	Nissei Plastic Industrial Co. Ltd.	5,900	40,207
	Nisshin Group Holdings Co. Ltd.	19,600	66,021
	Nisshin Oillio Group Ltd.	8,800	245,780
	Nisshin Seifun Group, Inc.	28,080	423,553
	Nisshinbo Holdings, Inc.	34,604	250,297
	Nissin Corp.	7,900	136,147
	Nisso Holdings Co. Ltd.	11,600	58,441
	Nissui Corp.	98,700	478,947
	Nitori Holdings Co. Ltd.	9,200	996,312
	Nitta Corp.	5,100	115,158
	Nitta Gelatin, Inc.	7,100	32,026
	Nitto Denko Corp.	47,400	3,067,053
	Nitto Kogyo Corp.	10,900	249,138
	Nitto Kohki Co. Ltd.	4,900	61,466
	Nitto Seiko Co. Ltd.	10,500	40,598
	Nittoc Construction Co. Ltd.	6,500	45,314
	NJS Co. Ltd.	3,300	61,113
	Noevir Holdings Co. Ltd.	6,100	213,948
	Nohmi Bosai Ltd.	3,000	36,123
	Nojima Corp.	30,800	274,312
	Nomura Holdings, Inc.	411,000	1,587,860
	Nomura Holdings, Inc., Sponsored ADR	77,706	300,722
	Nomura Micro Science Co. Ltd.	3,700	189,685
	Nomura Real Estate Holdings, Inc.	36,100	843,154

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nomura Research Institute Ltd.	64,966	$1,705,353
	Noritake Co. Ltd.	2,200	85,627
	Noritsu Koki Co. Ltd.	8,500	179,930
	Noritz Corp.	11,900	124,929
	NS Solutions Corp.	11,900	345,570
	NS Tool Co. Ltd.	3,800	27,252
	NSD Co. Ltd.	23,000	400,174
	NSK Ltd.	72,200	388,611
	NSW, Inc.	3,100	55,890
	NTN Corp.	112,600	200,591
	NTT Data Group Corp.	102,500	1,263,815
	Oat Agrio Co. Ltd.	5,000	62,217
	Obara Group, Inc.	3,300	79,192
	Obayashi Corp.	151,400	1,296,863
	OBIC Business Consultants Co. Ltd.	6,300	270,649
	Obic Co. Ltd.	13,700	2,025,083
	Ocean System Corp.	1,000	6,585
#	Ochi Holdings Co. Ltd.	1,800	16,330
	Odakyu Electric Railway Co. Ltd.	25,600	364,450
	Oenon Holdings, Inc.	11,900	31,509
#	Ohashi Technica, Inc.	2,500	28,325
	Ohba Co. Ltd.	4,500	27,276
	Ohmoto Gumi Co. Ltd.	1,500	23,727
	Oiles Corp.	5,300	67,114
#*	Oisix ra daichi, Inc.	11,300	85,989
	Oita Bank Ltd.	2,900	53,648
	Oji Holdings Corp.	121,200	518,358
	Okabe Co. Ltd.	12,800	59,448
	Okamoto Industries, Inc.	3,700	127,912
	Okamoto Machine Tool Works Ltd.	1,100	41,853
	Okamura Corp.	24,100	343,104
	Okasan Securities Group, Inc.	64,600	292,106
	Oki Electric Industry Co. Ltd.	25,000	150,831
	Okinawa Financial Group, Inc.	4,980	83,062
	OKUMA Corp.	10,600	436,407
	Okumura Corp.	14,600	446,606
	Okura Industrial Co. Ltd.	4,000	72,334
	Okuwa Co. Ltd.	9,400	52,730
	Olba Healthcare Holdings, Inc.	800	9,774
	Olympus Corp.	195,900	2,616,313
	Omron Corp.	14,000	501,581
	Ono Pharmaceutical Co. Ltd.	92,000	1,588,792
	Onoken Co. Ltd.	10,300	114,502
	Onward Holdings Co. Ltd.	40,800	129,188
#	Ootoya Holdings Co. Ltd.	800	27,316
	Open House Group Co. Ltd.	59,600	1,964,436
	Open Up Group, Inc.	31,900	395,683
*	Optim Corp.	7,000	38,197
	Optorun Co. Ltd.	5,600	64,782
	Oracle Corp.	8,700	617,175
	Organo Corp.	9,600	316,520
	Oricon, Inc.	5,900	28,782
	Orient Corp.	12,430	92,663
	Oriental Consultants Holdings Co. Ltd.	2,100	35,773
	Oriental Land Co. Ltd.	77,500	2,506,765
	Oriental Shiraishi Corp.	40,000	88,291
	Oro Co. Ltd.	2,200	30,191
	Osaka Gas Co. Ltd.	41,900	790,141
	Osaka Organic Chemical Industry Ltd.	5,893	100,042

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Osaka Soda Co. Ltd.	2,800	$164,446
	OSAKA Titanium Technologies Co. Ltd.	500	10,675
	Osaki Electric Co. Ltd.	9,400	39,966
	OSG Corp.	31,700	361,715
	Otsuka Corp.	36,100	1,447,415
	OUG Holdings, Inc.	1,000	15,810
	Outsourcing, Inc.	69,200	514,219
	Oyo Corp.	9,900	151,317
	Ozu Corp.	1,500	15,506
	Pacific Industrial Co. Ltd.	10,500	96,387
	Pack Corp.	8,900	197,827
	PAL GROUP Holdings Co. Ltd.	16,600	214,718
	PALTAC Corp.	14,000	453,831
	Pan Pacific International Holdings Corp.	63,400	1,227,795
	Panasonic Holdings Corp.	170,100	1,492,371
	Paraca, Inc.	900	11,776
	Paramount Bed Holdings Co. Ltd.	9,600	163,561
*	Park24 Co. Ltd.	33,800	380,784
	Parker Corp.	7,900	39,444
	Pasco Corp.	2,100	22,359
	Pasona Group, Inc.	17,600	157,442
	PCI Holdings, Inc.	2,900	20,043
#	Pegasus Co. Ltd.	7,900	26,715
	Penta-Ocean Construction Co. Ltd.	90,000	529,103
	People Dreams & Technologies Group Co. Ltd.	3,600	39,335
*	PeptiDream, Inc.	21,100	153,815
	Persol Holdings Co. Ltd.	1,415,000	2,121,672
#	PHC Holdings Corp.	6,700	63,363
*	PIA Corp.	900	21,043
	Pigeon Corp.	51,400	545,759
	Pilot Corp.	12,300	417,406
	Plus Alpha Consulting Co. Ltd.	2,800	45,044
	Pola Orbis Holdings, Inc.	28,600	287,279
	Pole To Win Holdings, Inc.	14,300	44,199
	Premium Group Co. Ltd.	13,500	144,797
	Press Kogyo Co. Ltd.	20,000	85,660
	Pressance Corp.	11,500	124,069
	Prestige International, Inc.	50,500	204,985
	Procrea Holdings, Inc.	10,125	130,958
	Pronexus, Inc.	4,500	35,047
	Pro-Ship, Inc.	5,300	45,803
	Proto Corp.	10,400	84,970
	PS Mitsubishi Construction Co. Ltd.	15,100	81,689
#	Punch Industry Co. Ltd.	8,400	24,099
	QB Net Holdings Co. Ltd.	3,500	38,521
	Qol Holdings Co. Ltd.	18,700	215,856
	Quick Co. Ltd.	9,900	132,869
#	Raccoon Holdings, Inc.	9,600	45,489
	Raito Kogyo Co. Ltd.	15,900	205,808
	Raiznext Corp.	5,500	51,470
*	Raksul, Inc.	20,400	171,439
	Rakus Co. Ltd.	32,400	403,400
	Rakuten Group, Inc.	118,100	436,842
	Rasa Corp.	2,500	28,196
	Rasa Industries Ltd.	4,800	62,675
	Raysum Co. Ltd.	1,444	31,115
	Recruit Holdings Co. Ltd.	375,900	10,778,067
	Relo Group, Inc.	56,844	563,556
#	Renaissance, Inc.	1,500	8,741

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rengo Co. Ltd.	95,500	$632,442
*	RENOVA, Inc.	27,200	195,670
	Resonac Holdings Corp.	63,900	1,035,897
	Restar Holdings Corp.	1,400	23,026
	Retail Partners Co. Ltd.	6,900	78,689
	Rheon Automatic Machinery Co. Ltd.	3,700	32,369
#	Rhythm Co. Ltd.	1,800	28,379
	Riberesute Corp.	2,000	10,456
	Ricoh Co. Ltd.	71,700	581,136
	Ricoh Leasing Co. Ltd.	9,700	290,106
	Riken Keiki Co. Ltd.	5,400	221,262
	Riken Technos Corp.	21,600	123,210
	Riken Vitamin Co. Ltd.	6,200	92,690
	Rinnai Corp.	19,200	352,693
	Rion Co. Ltd.	3,400	50,056
	Riso Kagaku Corp.	2,900	45,160
	Rix Corp.	900	19,274
	Rohto Pharmaceutical Co. Ltd.	76,100	1,775,512
	Roland Corp.	5,800	167,701
	Roland DG Corp.	4,300	94,088
	Rorze Corp.	3,300	245,531
	Ryobi Ltd.	6,700	125,671
	RYODEN Corp.	8,900	138,552
	Ryohin Keikaku Co. Ltd.	115,200	1,624,236
#	Ryosan Co. Ltd.	12,800	403,363
	S&B Foods, Inc.	2,900	76,069
#	Sac’s Bar Holdings, Inc.	7,300	40,573
	Saibu Gas Holdings Co. Ltd.	11,800	149,690
	Saison Information Systems Co. Ltd.	1,300	16,351
	Saizeriya Co. Ltd.	2,300	93,453
	Sakai Chemical Industry Co. Ltd.	3,600	49,287
	Sakai Heavy Industries Ltd.	1,900	65,510
	Sakai Moving Service Co. Ltd.	4,800	81,926
	Sakata INX Corp.	28,900	241,578
#	Sakura Internet, Inc.	8,400	64,949
	Sala Corp.	23,600	115,705
#	SAMTY Co. Ltd.	9,100	149,636
	San ju San Financial Group, Inc.	1,000	13,025
	San-A Co. Ltd.	7,300	226,143
	San-Ai Obbli Co. Ltd.	42,000	453,495
	Sangetsu Corp.	24,000	451,030
	Sanken Electric Co. Ltd.	6,099	303,341
	Sanki Engineering Co. Ltd.	28,500	331,269
	Sanko Gosei Ltd.	5,600	20,074
	Sanko Metal Industrial Co. Ltd.	1,300	39,551
	Sankyo Co. Ltd.	13,300	552,720
	Sankyo Frontier Co. Ltd.	1,400	35,775
	Sankyo Seiko Co. Ltd.	20,200	104,787
	Sankyu, Inc.	14,200	427,564
	Sanrio Co. Ltd.	16,100	685,594
	Sansei Technologies, Inc.	4,600	33,183
	Sansha Electric Manufacturing Co. Ltd.	4,600	36,860
	Sanshin Electronics Co. Ltd.	5,000	75,117
	Santec Holdings Corp.	1,800	29,665
	Santen Pharmaceutical Co. Ltd.	91,800	796,231
	Sanwa Holdings Corp.	100,200	1,351,923
	Sanyo Chemical Industries Ltd.	6,100	162,173
	Sanyo Denki Co. Ltd.	3,800	140,576
	Sanyo Shokai Ltd.	4,300	77,613

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanyo Trading Co. Ltd.	10,700	$94,397
	Sapporo Holdings Ltd.	24,200	851,988
	Sata Construction Co. Ltd.	7,700	31,385
	Sato Holdings Corp.	9,800	131,620
	Sato Shoji Corp.	6,100	59,748
	Sawai Group Holdings Co. Ltd.	9,700	309,133
	Saxa Holdings, Inc.	1,300	19,182
	SB Technology Corp.	5,000	74,201
	SBI Global Asset Management Co. Ltd.	4,600	16,419
	SBI Holdings, Inc.	37,200	800,355
	SBI Insurance Group Co. Ltd.	1,900	14,473
	SBS Holdings, Inc.	9,500	168,657
	SCREEN Holdings Co. Ltd.	27,000	1,255,288
	Scroll Corp.	10,400	64,926
	SCSK Corp.	29,029	495,533
	SEC Carbon Ltd.	200	17,642
	Secom Co. Ltd.	21,000	1,458,551
	Sega Sammy Holdings, Inc.	39,600	619,327
	Seibu Holdings, Inc.	39,200	382,767
	Seika Corp.	4,900	70,166
	Seikitokyu Kogyo Co. Ltd.	5,800	61,702
	Seiko Epson Corp.	66,000	916,289
	Seiko Group Corp.	7,500	117,121
	Seino Holdings Co. Ltd.	31,800	462,560
	Sekisui House Ltd.	146,000	2,859,081
	Sekisui Jushi Corp.	6,200	101,107
	Sekisui Kasei Co. Ltd.	12,400	36,077
	SEMITEC Corp.	2,000	25,879
	Senko Group Holdings Co. Ltd.	43,020	296,398
	Senshu Electric Co. Ltd.	7,000	144,013
*	Senshukai Co. Ltd.	11,400	30,340
	Seria Co. Ltd.	13,300	184,343
	Seven & i Holdings Co. Ltd.	83,600	3,062,995
	Seven Bank Ltd.	281,400	557,176
	SG Holdings Co. Ltd.	73,500	1,041,834
*	Sharp Corp.	48,000	300,106
	Shibaura Electronics Co. Ltd.	1,600	59,809
	Shibaura Machine Co. Ltd.	9,000	222,857
	Shibaura Mechatronics Corp.	5,100	220,296
	Shibuya Corp.	6,300	102,846
#	Shidax Corp.	6,600	31,918
*	SHIFT, Inc.	4,800	870,910
	Shiga Bank Ltd.	9,700	256,520
	Shikibo Ltd.	3,500	24,769
	Shikoku Bank Ltd.	5,400	38,607
	Shikoku Kasei Holdings Corp.	18,700	211,210
	Shima Seiki Manufacturing Ltd.	11,100	113,249
	Shimadzu Corp.	56,100	1,326,557
	Shimamura Co. Ltd.	8,400	828,994
	Shimano, Inc.	14,900	2,144,200
	Shimizu Corp.	110,800	788,507
#	Shimojima Co. Ltd.	4,600	35,460
	Shin Nippon Air Technologies Co. Ltd.	4,300	66,282
	Shinagawa Refractories Co. Ltd.	14,000	135,825
	Shin-Etsu Chemical Co. Ltd.	296,000	8,851,397
	Shin-Etsu Polymer Co. Ltd.	22,000	199,662
	Shinmaywa Industries Ltd.	23,100	184,336
	Shinnihon Corp.	9,900	79,794
	Shin-Nihon Tatemono Co. Ltd.	4,300	17,124

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Shinnihonseiyaku Co. Ltd.	5,100	$50,045
	Shinsho Corp.	2,000	72,375
	Shinwa Co. Ltd.	3,900	61,898
	Shinwa Co. Ltd.	2,600	12,800
	Shionogi & Co. Ltd.	26,500	1,233,962
	Ship Healthcare Holdings, Inc.	39,100	603,669
	Shiseido Co. Ltd.	96,300	3,054,200
	Shizuoka Financial Group, Inc.	67,900	577,405
	Shizuoka Gas Co. Ltd.	23,500	159,670
	SHO-BOND Holdings Co. Ltd.	11,800	464,720
	Shoei Co. Ltd.	12,000	159,885
	Shoei Foods Corp.	2,700	76,513
	Shofu, Inc.	2,800	46,768
	Sigma Koki Co. Ltd.	700	6,644
	SIGMAXYZ Holdings, Inc.	11,800	110,062
	Siix Corp.	6,300	59,022
*	Simplex Holdings, Inc.	5,900	99,097
	Sinanen Holdings Co. Ltd.	2,400	64,512
	Sinfonia Technology Co. Ltd.	8,600	90,177
	Sinko Industries Ltd.	7,600	111,442
	Sintokogio Ltd.	8,900	61,832
	SK Kaken Co. Ltd.	2,000	93,480
	SK-Electronics Co. Ltd.	3,800	71,642
	SKY Perfect JSAT Holdings, Inc.	48,500	224,479
	SMC Corp.	4,500	2,077,933
	SMK Corp.	800	12,969
	SMS Co. Ltd.	38,200	606,154
#	Snow Peak, Inc.	7,100	47,521
	Soda Nikka Co. Ltd.	6,600	44,548
	Sodick Co. Ltd.	18,500	93,311
	SoftBank Corp.	453,800	5,131,052
	SoftBank Group Corp.	96,768	3,963,059
	Softcreate Holdings Corp.	8,000	90,582
	Software Service, Inc.	900	51,281
	Sohgo Security Services Co. Ltd.	148,100	867,305
	Soken Chemical & Engineering Co. Ltd.	5,100	72,248
	Solasto Corp.	13,100	50,933
	Soliton Systems KK	5,500	40,214
	Sompo Holdings, Inc.	19,000	823,079
	Sony Group Corp.	204,300	16,985,266
	Sotetsu Holdings, Inc.	14,300	252,423
#	Sotoh Co. Ltd.	2,400	10,930
#	Space Co. Ltd.	6,900	41,343
	Sparx Group Co. Ltd.	10,360	99,178
	SPK Corp.	3,600	42,773
#	S-Pool, Inc.	34,100	78,846
	Sprix, Inc.	3,000	15,938
	Square Enix Holdings Co. Ltd.	18,000	597,992
	SRA Holdings	7,000	151,648
#*	SRE Holdings Corp.	2,600	39,841
	St. Marc Holdings Co. Ltd.	3,400	43,250
	Star Mica Holdings Co. Ltd.	15,200	60,995
	Star Micronics Co. Ltd.	9,000	108,199
	Startia Holdings, Inc.	2,300	19,914
	Starts Corp., Inc.	16,500	313,379
	Stella Chemifa Corp.	5,100	107,943
	STI Foods Holdings, Inc.	400	10,655
	Strike Co. Ltd.	3,406	83,354
#	Studio Alice Co. Ltd.	3,900	53,140

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Subaru Corp.	176,100	$3,048,342
	Subaru Enterprise Co. Ltd.	500	42,631
	Sugi Holdings Co. Ltd.	16,300	659,797
	Sugimoto & Co. Ltd.	4,900	67,483
	Sumitomo Bakelite Co. Ltd.	18,300	814,312
	Sumitomo Chemical Co. Ltd.	270,331	687,117
	Sumitomo Densetsu Co. Ltd.	8,800	154,561
	Sumitomo Forestry Co. Ltd.	38,900	918,486
	Sumitomo Heavy Industries Ltd.	50,400	1,153,643
	Sumitomo Metal Mining Co. Ltd.	74,800	2,101,278
	Sumitomo Mitsui Construction Co. Ltd.	66,200	175,632
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	46,195	446,706
	Sumitomo Mitsui Financial Group, Inc.	114,704	5,529,648
	Sumitomo Mitsui Trust Holdings, Inc.	53,800	2,017,327
	Sumitomo Pharma Co. Ltd.	73,000	222,917
	Sumitomo Realty & Development Co. Ltd.	69,100	1,733,991
	Sumitomo Seika Chemicals Co. Ltd.	4,100	126,095
	Sun Frontier Fudousan Co. Ltd.	15,400	149,426
	Sundrug Co. Ltd.	33,400	908,213
	Suntory Beverage & Food Ltd.	35,500	1,068,303
	Suruga Bank Ltd.	42,800	182,877
	Suzuken Co. Ltd.	32,090	982,910
	Suzuki Motor Corp.	31,800	1,234,222
	SWCC Corp.	9,700	134,872
	Sysmex Corp.	43,400	2,078,982
*	System Information Co. Ltd.	3,600	22,268
	System Research Co. Ltd.	2,300	49,487
	System Support, Inc.	1,600	20,773
	Systems Engineering Consultants Co. Ltd.	1,000	23,953
	Systena Corp.	107,700	183,348
	Syuppin Co. Ltd.	13,500	92,733
	T Hasegawa Co. Ltd.	8,100	169,698
	T RAD Co. Ltd.	1,600	22,063
	T&D Holdings, Inc.	93,300	1,664,399
	T&K Toka Co. Ltd.	14,500	138,388
	Tachikawa Corp.	2,200	20,366
	Tachi-S Co. Ltd.	3,000	32,915
	Tadano Ltd.	44,900	337,563
	Taihei Dengyo Kaisha Ltd.	5,000	130,887
	Taiho Kogyo Co. Ltd.	4,100	21,216
	Taikisha Ltd.	15,400	448,136
	Taisei Corp.	26,700	905,469
	Taisei Lamick Co. Ltd.	2,800	55,128
	Taisei Oncho Co. Ltd.	1,900	29,173
	Taisho Pharmaceutical Holdings Co. Ltd.	7,600	300,945
	Taiyo Holdings Co. Ltd.	23,696	386,457
	Takamatsu Construction Group Co. Ltd.	7,500	136,553
	Takamiya Co. Ltd.	13,900	44,567
#	Takano Co. Ltd.	1,800	9,654
	Takaoka Toko Co. Ltd.	4,100	55,936
	Takara & Co. Ltd.	5,100	81,127
	Takara Bio, Inc.	14,500	127,872
	Takara Holdings, Inc.	42,223	351,958
	Takara Standard Co. Ltd.	8,400	101,969
	Takasago International Corp.	8,000	170,779
	Takasago Thermal Engineering Co. Ltd.	26,300	519,283
	Takashima & Co. Ltd.	5,200	30,922
	Takashimaya Co. Ltd.	33,800	459,652
#	Takasho Co. Ltd.	4,500	17,999

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Take & Give Needs Co. Ltd.	2,500	$15,572
	Takeda Pharmaceutical Co. Ltd.	159,830	4,338,542
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	5,752	78,227
	Takemoto Yohki Co. Ltd.	2,800	14,359
	Takeuchi Manufacturing Co. Ltd.	15,200	433,673
#	Takisawa Machine Tool Co. Ltd.	3,300	56,641
	Takuma Co. Ltd.	30,000	291,050
#	Tama Home Co. Ltd.	8,100	183,021
	Tanseisha Co. Ltd.	2,000	11,238
*	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	73,456
	Tay Two Co. Ltd.	18,300	16,776
	Tayca Corp.	3,500	39,256
	Tazmo Co. Ltd.	2,000	34,527
	Tbk Co. Ltd.	3,900	9,779
	TBS Holdings, Inc.	10,500	171,173
	TDC Soft, Inc.	5,900	61,529
	TechMatrix Corp.	20,400	201,606
*	Techno Horizon Co. Ltd.	7,800	26,710
	Techno Medica Co. Ltd.	2,500	37,782
	Techno Ryowa Ltd.	4,200	36,784
	Techno Smart Corp.	1,700	18,837
	Technoflex Corp.	1,200	8,666
	TechnoPro Holdings, Inc.	68,100	1,349,118
	Tecnos Japan, Inc.	6,800	30,694
	Teijin Ltd.	91,042	824,028
	Teikoku Electric Manufacturing Co. Ltd.	4,000	63,954
	Teikoku Sen-I Co. Ltd.	5,800	72,287
	Teikoku Tsushin Kogyo Co. Ltd.	900	11,137
	Tekken Corp.	5,500	74,451
	Tenma Corp.	3,300	55,389
#	Tenpo Innovation Co. Ltd.	3,100	22,641
	Tess Holdings Co. Ltd.	7,600	23,986
	T-Gaia Corp.	5,200	61,934
	THK Co. Ltd.	23,300	416,409
	Tigers Polymer Corp.	2,500	10,798
	TIS, Inc.	54,100	1,158,543
	TKC Corp.	10,400	242,601
#*	TKP Corp.	3,700	50,350
	Toa Corp.	9,200	63,148
	Toa Corp.	4,500	111,911
	TOA ROAD Corp.	2,500	94,798
	Toagosei Co. Ltd.	69,800	640,382
	Tobishima Corp.	10,030	92,036
	Tobu Railway Co. Ltd.	13,400	322,530
	TOC Co. Ltd.	13,400	56,517
	Tocalo Co. Ltd.	13,200	119,312
	Toda Corp.	96,300	534,791
*	Toda Kogyo Corp.	1,100	12,777
#	Toei Animation Co. Ltd.	2,400	216,111
#	Toell Co. Ltd.	3,900	17,343
	Toenec Corp.	4,700	128,104
	Togami Electric Manufacturing Co. Ltd.	800	11,628
	Toho Co. Ltd.	9,400	321,133
	Toho Co. Ltd.	3,300	66,867
	Toho Gas Co. Ltd.	40,600	699,185
	Toho Holdings Co. Ltd.	34,300	773,228
#	Toho Titanium Co. Ltd.	6,300	82,189
	Toho Zinc Co. Ltd.	3,700	39,264
	Tohokushinsha Film Corp.	5,900	46,823

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokai Corp.	6,000	$75,837
	TOKAI Holdings Corp.	29,800	192,183
	Tokai Rika Co. Ltd.	13,500	211,846
	Tokai Tokyo Financial Holdings, Inc.	55,500	188,507
	Token Corp.	1,520	79,770
	Tokio Marine Holdings, Inc.	267,800	5,991,280
	Tokushu Tokai Paper Co. Ltd.	2,800	66,788
	Tokyo Century Corp.	21,000	809,103
	Tokyo Electron Device Ltd.	12,000	307,962
	Tokyo Electron Ltd.	73,500	9,712,118
	Tokyo Energy & Systems, Inc.	12,500	79,242
	Tokyo Gas Co. Ltd.	70,900	1,592,213
	Tokyo Individualized Educational Institute, Inc.	11,400	37,922
	Tokyo Keiki, Inc.	4,000	39,211
	Tokyo Ohka Kogyo Co. Ltd.	18,300	1,057,388
#	Tokyo Sangyo Co. Ltd.	11,000	60,587
	Tokyo Seimitsu Co. Ltd.	19,300	902,186
	Tokyo Tatemono Co. Ltd.	95,800	1,272,063
#	Tokyo Theatres Co., Inc.	3,200	22,508
	Tokyu Construction Co. Ltd.	35,700	183,692
	Tokyu Corp.	58,583	661,340
	Tokyu Fudosan Holdings Corp.	276,700	1,612,143
	Toli Corp.	19,900	44,414
	Tomoe Corp.	6,300	24,409
#	Tomoe Engineering Co. Ltd.	3,700	65,343
	Tomoku Co. Ltd.	4,400	68,390
	TOMONY Holdings, Inc.	33,900	114,237
	Tomy Co. Ltd.	58,500	806,866
	Tonami Holdings Co. Ltd.	2,100	60,437
	Topcon Corp.	51,600	470,531
	TOPPAN Holdings, Inc.	24,740	570,600
	Topre Corp.	9,900	106,677
	Toray Industries, Inc.	292,007	1,412,683
	Torex Semiconductor Ltd.	2,000	24,570
	Toridoll Holdings Corp.	10,200	246,831
	Torii Pharmaceutical Co. Ltd.	6,100	147,405
	Torikizoku Holdings Co. Ltd.	1,200	23,617
	Torishima Pump Manufacturing Co. Ltd.	5,000	63,266
	Tosei Corp.	14,000	165,433
	Toshiba TEC Corp.	11,600	252,156
	Totech Corp.	3,200	101,526
	Totetsu Kogyo Co. Ltd.	10,900	212,426
	TOTO Ltd.	14,300	344,796
	Towa Corp.	9,100	312,131
	Toyo Construction Co. Ltd.	31,500	257,022
	Toyo Corp.	5,100	43,828
*	Toyo Engineering Corp.	23,300	92,830
#	Toyo Gosei Co. Ltd.	1,700	70,737
	Toyo Ink SC Holdings Co. Ltd.	26,000	441,687
	Toyo Kanetsu KK	5,100	112,184
	Toyo Machinery & Metal Co. Ltd.	5,800	23,870
	Toyo Seikan Group Holdings Ltd.	56,400	948,224
	Toyo Suisan Kaisha Ltd.	15,000	691,964
	Toyo Tanso Co. Ltd.	5,400	182,521
	Toyo Wharf & Warehouse Co. Ltd.	1,300	12,024
	Toyobo Co. Ltd.	43,823	294,025
	Toyota Boshoku Corp.	23,900	415,643
	Toyota Industries Corp.	17,100	1,267,361
	Toyota Motor Corp.	1,214,300	21,242,647

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyota Tsusho Corp.	51,700	$2,752,316
	TPR Co. Ltd.	9,900	116,047
	Trancom Co. Ltd.	1,700	78,101
	Transaction Co. Ltd.	7,000	90,449
	Transcosmos, Inc.	9,200	187,348
	Treasure Factory Co. Ltd.	3,000	23,680
	Trend Micro, Inc.	33,300	1,254,898
	Trenders, Inc.	1,400	10,911
	Trusco Nakayama Corp.	27,200	410,516
	TS Tech Co. Ltd.	41,300	462,568
#	TSI Holdings Co. Ltd.	23,500	125,463
#	Tsubaki Nakashima Co. Ltd.	25,700	125,671
	Tsubakimoto Chain Co.	8,400	212,337
	Tsubakimoto Kogyo Co. Ltd.	2,400	79,846
	Tsuburaya Fields Holdings, Inc.	14,100	153,512
	Tsugami Corp.	19,400	139,000
#	Tsuruha Holdings, Inc.	20,000	1,469,133
	Tsurumi Manufacturing Co. Ltd.	6,800	143,199
#	Tsutsumi Jewelry Co. Ltd.	2,500	38,129
	TV Asahi Holdings Corp.	9,700	104,566
	Tv Tokyo Holdings Corp.	3,700	70,433
	TYK Corp.	7,300	15,748
	UACJ Corp.	17,100	348,074
	Ubicom Holdings, Inc.	1,600	12,278
	Uchida Yoko Co. Ltd.	2,400	110,455
#	Ueki Corp.	1,200	11,426
	Ukai Co. Ltd.	100	2,396
	ULS Group, Inc.	1,400	43,026
	Ultrafabrics Holdings Co. Ltd.	2,800	24,299
	Ulvac, Inc.	11,100	381,720
	Union Tool Co.	1,300	30,788
	Unipres Corp.	10,500	74,008
	UNIRITA, Inc.	600	7,313
	United Arrows Ltd.	8,000	102,111
	United Super Markets Holdings, Inc.	22,300	158,273
	UNITED, Inc.	8,800	53,165
	Urbanet Corp. Co. Ltd.	14,400	36,908
	Usen-Next Holdings Co. Ltd.	6,200	142,213
	User Local, Inc.	1,000	10,458
	Ushio, Inc.	37,500	457,328
	USS Co. Ltd.	73,600	1,286,447
*	UT Group Co. Ltd.	17,200	212,451
	V Technology Co. Ltd.	2,300	28,432
	Valor Holdings Co. Ltd.	14,700	230,120
	Valqua Ltd.	10,100	249,171
	Value HR Co. Ltd.	3,200	27,170
	ValueCommerce Co. Ltd.	9,500	78,972
	Vector, Inc.	17,100	121,053
	Vertex Corp.	4,800	43,440
	VINX Corp.	2,100	16,392
#*	Visional, Inc.	12,800	627,394
	Vital KSK Holdings, Inc.	14,900	100,594
	VT Holdings Co. Ltd.	37,300	125,605
	Wacoal Holdings Corp.	29,400	672,010
	Wacom Co. Ltd.	67,900	234,091
	Wakachiku Construction Co. Ltd.	2,300	46,174
	Wakita & Co. Ltd.	15,300	153,174
	Waseda Academy Co. Ltd.	3,600	33,189
	Watahan & Co. Ltd.	7,500	66,084

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	WDB Holdings Co. Ltd.	8,000	$113,565
	Weathernews, Inc.	1,600	62,664
	Welcia Holdings Co. Ltd.	46,900	777,405
	Wellnet Corp.	4,700	16,903
	West Holdings Corp.	14,884	328,425
	Will Group, Inc.	11,800	85,013
*	WingArc1st, Inc.	8,400	150,271
	WIN-Partners Co. Ltd.	4,900	36,390
#	Wood One Co. Ltd.	4,921	34,673
#	Workman Co. Ltd.	8,100	208,683
	World Co. Ltd.	10,200	105,408
	World Holdings Co. Ltd.	4,000	61,340
	Xebio Holdings Co. Ltd.	9,700	62,429
	Yachiyo Industry Co. Ltd.	1,400	12,929
	Yahagi Construction Co. Ltd.	12,700	110,398
	Yakult Honsha Co. Ltd.	36,800	867,189
	YAKUODO Holdings Co. Ltd.	7,900	145,514
	YAMABIKO Corp.	14,200	134,897
	YAMADA Consulting Group Co. Ltd.	7,800	81,151
	Yamada Holdings Co. Ltd.	129,820	410,565
	Yamae Group Holdings Co. Ltd.	2,900	69,239
	Yamaha Corp.	8,600	229,705
	Yamaha Motor Co. Ltd.	66,700	1,629,938
#	YA-MAN Ltd.	19,300	135,883
	Yamashin-Filter Corp.	7,800	15,487
	Yamato Corp.	10,100	61,406
	Yamato Holdings Co. Ltd.	23,300	388,085
	Yamato Kogyo Co. Ltd.	8,200	392,868
	Yamaura Corp.	1,600	13,224
	Yamaya Corp.	1,000	19,065
	Yamazaki Baking Co. Ltd.	31,000	656,315
	Yamazen Corp.	26,000	210,638
	Yaoko Co. Ltd.	8,900	458,192
	Yaskawa Electric Corp.	44,700	1,463,171
	Yasuda Logistics Corp.	5,700	41,098
	Yellow Hat Ltd.	14,500	175,435
	Yodogawa Steel Works Ltd.	10,200	238,800
	Yokogawa Bridge Holdings Corp.	14,300	236,372
	Yokogawa Electric Corp.	15,100	274,144
	Yokorei Co. Ltd.	18,400	141,483
	Yokowo Co. Ltd.	4,600	38,064
	Yondenko Corp.	5,800	113,069
	Yondoshi Holdings, Inc.	5,000	62,713
	Yonex Co. Ltd.	22,500	243,762
	Yoshinoya Holdings Co. Ltd.	10,900	254,738
	Yotai Refractories Co. Ltd.	7,200	68,748
	Yuasa Funashoku Co. Ltd.	400	7,883
	Yuasa Trading Co. Ltd.	7,200	196,932
	Yurtec Corp.	19,500	127,014
	Yushin Precision Equipment Co. Ltd.	6,100	26,888
	Yushiro Chemical Industry Co. Ltd.	2,700	26,306
	Yutaka Giken Co. Ltd.	1,500	19,334
	Zaoh Co. Ltd.	2,300	36,750
	Zenitaka Corp.	900	22,512
	Zenkoku Hosho Co. Ltd.	16,400	524,444
	Zenrin Co. Ltd.	9,950	58,537
	Zensho Holdings Co. Ltd.	15,068	792,002
	Zeon Corp.	52,200	431,457
	ZIGExN Co. Ltd.	30,800	98,333

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ZOZO, Inc.	29,900	$568,541
	Zuiko Corp.	6,500	56,137

TOTAL JAPAN			609,229,033

NETHERLANDS — (4.9%)
	Aalberts NV	23,609	737,126
Ω	ABN AMRO Bank NV, GDR	143,020	1,926,280
	Acomo NV	11,791	240,918
*Ω	Adyen NV	3,239	2,184,660
	Aegon Ltd.	448,929	2,183,262
	Aegon Ltd.	290,070	1,401,038
	Akzo Nobel NV	61,271	4,110,376
#*Ω	Alfen NV	13,863	437,031
	Allfunds Group PLC	129,086	660,678
	AMG Critical Materials NV	10,526	274,513
	APERAM SA	35,604	986,595
	Arcadis NV	36,472	1,541,481
	ASM International NV	8,114	3,348,486
	ASML Holding NV	6,365	3,826,078
	ASML Holding NV	67,911	40,665,786
	ASR Nederland NV	97,797	3,649,634
*	Avantium NV	4,980	16,612
Ω	B&S Group SARL	10,369	37,495
#*Ω	Basic-Fit NV	8,718	223,018
	BE Semiconductor Industries NV	34,549	3,568,901
	Beter Bed Holding NV	3,566	22,736
	Brunel International NV	14,409	200,890
	Coca-Cola Europacific Partners PLC	44,682	2,606,528
	Corbion NV	22,011	381,202
Ω	CTP NV	18,960	276,424
	Flow Traders Ltd.	12,349	225,714
	ForFarmers NV	13,198	32,400
*	Fugro NV	35,053	578,969
	Heineken NV	24,522	2,203,141
	IMCD NV	29,328	3,530,962
	ING Groep NV	649,430	8,326,034
*	InPost SA	65,546	648,564
	JDE Peet’s NV	13,836	384,253
	Kendrion NV	6,348	77,113
	Koninklijke Ahold Delhaize NV	285,253	8,446,851
	Koninklijke BAM Groep NV	117,991	243,815
	Koninklijke Heijmans NV, CVA	15,837	181,918
	Koninklijke KPN NV	1,428,621	4,801,850
*	Koninklijke Philips NV	116,247	2,211,306
#*	Koninklijke Philips NV	108,616	2,059,356
	Koninklijke Vopak NV	29,200	984,539
*Ω	Lucas Bols NV	4,403	80,879
#	MFE-MediaForEurope NV, Class B	19,741	52,385
	Nedap NV	1,635	98,645
	NN Group NV	108,809	3,489,764
*	NX Filtration NV	989	6,218
*	Pharming Group NV	170,880	202,049
#	PostNL NV	112,998	210,559
*	Prosus NV	158,585	4,445,744
	Randstad NV	74,566	3,861,381
	SBM Offshore NV	94,085	1,171,778
Ω	Signify NV	46,032	1,193,280
	Sligro Food Group NV	12,067	205,866
	Stellantis NV	97,814	1,827,165

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	TKH Group NV	14,207	$519,677
*	TomTom NV	18,988	113,757
	Universal Music Group NV	151,159	3,701,706
	Van Lanschot Kempen NV	13,883	373,093
	Wolters Kluwer NV	96,257	12,350,349

TOTAL NETHERLANDS			144,348,828

NEW ZEALAND — (0.3%)
	AFT Pharmaceuticals Ltd.	2,590	5,051
	Arvida Group Ltd.	117,710	77,657
	Auckland International Airport Ltd.	104,324	446,224
#	Briscoe Group Ltd.	8,008	20,947
	Chorus Ltd.	207,081	866,176
	Chorus Ltd., ADR	880	18,058
	Contact Energy Ltd.	49,570	225,170
	EBOS Group Ltd.	20,280	414,000
	Fisher & Paykel Healthcare Corp. Ltd.	74,008	897,688
	Freightways Group Ltd.	79,257	344,195
#*	Gentrack Group Ltd.	3,743	10,681
	Hallenstein Glasson Holdings Ltd.	25,034	83,962
	Heartland Group Holdings Ltd.	266,853	238,102
	Infratil Ltd.	121,675	696,714
	Investore Property Ltd.	77,388	51,403
	KMD Brands Ltd.	256,380	124,016
	Mainfreight Ltd.	10,461	349,169
#	Manawa Energy Ltd.	30,134	74,954
	Mercury NZ Ltd.	92,004	316,488
	Meridian Energy Ltd.	182,698	514,543
	Napier Port Holdings Ltd.	4,632	6,029
	NZME Ltd.	21,581	10,495
#	NZX Ltd.	164,678	96,013
	Oceania Healthcare Ltd.	118,480	46,998
#	Port of Tauranga Ltd.	30,433	90,505
	Rakon Ltd.	24,330	9,940
#	Restaurant Brands New Zealand Ltd.	7,448	16,322
	Ryman Healthcare Ltd.	45,694	151,490
	Scales Corp. Ltd.	21,660	35,983
*	Serko Ltd.	12,104	29,645
	Skellerup Holdings Ltd.	62,271	164,026
	SKY Network Television Ltd.	62,087	104,225
	SKYCITY Entertainment Group Ltd.	210,441	229,379
	Spark New Zealand Ltd.	347,172	1,007,882
	Summerset Group Holdings Ltd.	47,958	272,354
	TOWER Ltd.	162,997	60,733
	Turners Automotive Group Ltd.	11,991	28,695
	Vector Ltd.	61,916	132,063
#	Warehouse Group Ltd.	78,685	78,801

TOTAL NEW ZEALAND			8,346,776

NORWAY — (0.6%)
	2020 Bulkers Ltd.	3,508	31,673
	ABG Sundal Collier Holding ASA	83,825	37,997
*	Adevinta ASA	46,908	412,300
	AF Gruppen ASA	13,278	138,366
#*	Agilyx ASA	5,707	11,506
*	Akastor ASA	27,367	25,767
*	Aker Carbon Capture ASA	48,489	46,098
	Aker Solutions ASA	141,208	563,880

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	AKVA Group ASA	1,484	$10,607
*	ArcticZymes Technologies ASA	5,394	14,069
	Atea ASA	44,322	461,171
#*Ω	AutoStore Holdings Ltd.	69,671	77,139
	B2 Impact ASA	89,720	57,392
	Bonheur ASA	4,540	78,544
#*	Borr Drilling Ltd.	14,698	90,099
	Borregaard ASA	29,227	396,655
	Bouvet ASA	29,922	144,329
#*	Cadeler AS	7,279	23,075
*	Cloudberry Clean Energy ASA	62,294	60,974
#*Ω	Crayon Group Holding ASA	16,706	96,552
	DNB Bank ASA	171,780	3,099,229
Ω	Elmera Group ASA	53,306	113,859
	Elopak ASA	37,972	77,522
Ω	Entra ASA	31,850	248,930
Ω	Europris ASA	101,496	575,262
*	Gaming Innovation Group, Inc.	24,286	59,084
	Gjensidige Forsikring ASA	27,966	419,399
	Grieg Seafood ASA	3,390	22,516
*	Hexagon Composites ASA	33,877	79,854
*	Kahoot! ASA	56,056	175,593
Ω	Kid ASA	12,875	104,830
	Kitron ASA	67,277	177,698
*	Kongsberg Automotive ASA	217,736	38,694
	Kongsberg Gruppen ASA	16,119	658,456
	Leroy Seafood Group ASA	35,948	142,394
*	LINK Mobility Group Holding ASA	69,424	71,675
	Medistim ASA	2,470	42,683
*	Morrow Bank ASA	37,152	11,501
	Mowi ASA	28,700	466,368
Ω	Multiconsult ASA	5,960	69,048
*	Nekkar ASA	5,010	3,548
#*	NEL ASA	235,947	155,149
*	Nordic Semiconductor ASA	43,328	352,051
	Norsk Hydro ASA	82,326	469,481
#*Ω	Norske Skog ASA	8,765	32,020
*	Northern Ocean Ltd.	10,938	13,315
*	NRC Group ASA	26,226	27,410
#*	Nykode Therapeutics ASA	17,433	26,804
	Odfjell Drilling Ltd.	56,255	196,911
Ω	Okeanis Eco Tankers Corp.	684	19,724
	Orkla ASA	63,101	434,923
*	Otello Corp. ASA	15,843	10,525
*	Pexip Holding ASA	23,784	38,806
*	PGS ASA	241,687	219,630
*	PhotoCure ASA	1,744	9,017
	Protector Forsikring ASA	24,111	377,648
	Rana Gruber ASA, Class A	4,401	24,450
	Salmar ASA	9,856	467,312
*	SATS ASA	12,194	13,031
Ω	Scatec ASA	54,170	273,751
	Schibsted ASA, Class A	23,076	462,307
	Schibsted ASA, Class B	17,635	327,228
#*	Self Storage Group ASA	10,099	35,912
	Selvaag Bolig ASA	18,660	44,431
*Ω	Shelf Drilling Ltd.	26,428	71,077
#*	SmartCraft ASA	7,109	13,575
	Sparebank 1 Oestlandet	17,546	194,925

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	SpareBank 1 SR-Bank ASA	59,487	$646,096
	Storebrand ASA	231,360	1,932,075
	Subsea 7 SA	68,385	898,293
#	TGS ASA	73,980	1,011,736
	TOMRA Systems ASA	40,442	320,558
#*	Ultimovacs ASA	1,432	12,722
	Veidekke ASA	40,140	346,336
*	Volue ASA	12,919	21,669
	Yara International ASA	6,524	213,478
*	Zalaris ASA	3,453	12,666
#*	Zaptec ASA	6,781	12,531

TOTAL NORWAY			19,175,909

PORTUGAL — (0.2%)
	Altri SGPS SA	40,466	195,734
	Corticeira Amorim SGPS SA	15,139	147,043
	CTT-Correios de Portugal SA	38,927	148,502
	EDP - Energias de Portugal SA	177,863	747,469
	EDP Renovaveis SA	73,236	1,178,143
#*	Greenvolt-Energias Renovaveis SA	13,494	90,163
	Jeronimo Martins SGPS SA	65,158	1,502,209
	Navigator Co. SA	51,006	203,046
	NOS SGPS SA	99,545	363,899
	REN - Redes Energeticas Nacionais SGPS SA	167,843	436,969
	Sonae SGPS SA	441,586	434,424

TOTAL PORTUGAL			5,447,601

SINGAPORE — (0.8%)
	AEM Holdings Ltd.	58,200	147,120
*	Avarga Ltd.	145,200	18,649
	Aztech Global Ltd.	33,800	22,210
*††	Best World International Ltd.	31,723	39,158
	Boustead Singapore Ltd.	88,700	52,793
	BRC Asia Ltd.	23,800	27,990
	Bukit Sembawang Estates Ltd.	79,000	208,828
	Capitaland India Trust	162,000	113,553
	Centurion Corp. Ltd.	148,900	41,929
	China Aviation Oil Singapore Corp. Ltd.	148,900	87,556
	China Sunsine Chemical Holdings Ltd.	198,500	57,903
	City Developments Ltd.	345,200	1,593,377
	Civmec Ltd.	50,600	29,206
*	COSCO Shipping International Singapore Co. Ltd.	268,200	22,932
	CSE Global Ltd.	208,300	62,445
*	Dasin Retail Trust	37,500	1,540
	DBS Group Holdings Ltd.	250,277	6,012,483
	DFI Retail Group Holdings Ltd.	83,900	178,961
	Dyna-Mac Holdings Ltd.	224,000	50,853
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	194,482	0
	Far East Orchard Ltd.	51,607	38,456
	Food Empire Holdings Ltd.	66,800	53,659
	Frasers Property Ltd.	118,400	65,718
	Frencken Group Ltd.	146,900	111,944
	Fu Yu Corp. Ltd.	192,800	16,588
*	Gallant Venture Ltd.	272,800	26,074
	Genting Singapore Ltd.	367,900	231,135
	Grand Venture Technology Ltd.	41,400	14,815
	Great Eastern Holdings Ltd.	17,300	218,361

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	GuocoLand Ltd.	129,966	$143,286
	Haw Par Corp. Ltd.	37,400	261,282
	Ho Bee Land Ltd.	82,800	109,462
	Hongkong Land Holdings Ltd.	116,400	369,188
	Hour Glass Ltd.	66,500	80,103
	HRnetgroup Ltd.	119,200	60,025
	Hutchison Port Holdings Trust	525,300	82,511
	iFAST Corp. Ltd.	24,600	118,748
	InnoTek Ltd.	33,100	9,204
	ISDN Holdings Ltd.	58,098	13,795
	Keppel Corp. Ltd.	180,100	817,536
	Keppel REIT	36,020	20,915
	Metro Holdings Ltd.	128,400	49,696
	Micro-Mechanics Holdings Ltd.	22,100	29,107
#*††	Midas Holdings Ltd.	200,100	0
	Netlink NBN Trust	39,000	23,648
	OUE Ltd.	72,500	54,581
	Oversea-Chinese Banking Corp. Ltd.	384,745	3,567,014
	Oxley Holdings Ltd.	373,865	27,364
	Pacific Century Regional Developments Ltd.	48,300	9,885
	Pan-United Corp. Ltd.	105,900	28,567
	Propnex Ltd.	69,200	40,715
	PSC Corp. Ltd.	60,700	14,155
	Q&M Dental Group Singapore Ltd.	53,280	8,769
*	Raffles Education Ltd.	86,403	3,344
*	SATS Ltd.	58,159	104,624
*	Seatrium Ltd.	4,771,800	390,806
	SIA Engineering Co. Ltd.	44,900	75,143
	Silverlake Axis Ltd.	273,300	53,916
	Singapore Exchange Ltd.	166,700	1,154,174
	Singapore Land Group Ltd.	68,500	99,024
	Singapore Post Ltd.	613,600	201,528
	Singapore Technologies Engineering Ltd.	316,400	868,599
	Straits Trading Co. Ltd.	113,162	158,756
*††	Swiber Holdings Ltd.	50,250	0
*††	Swiber Holdings Ltd.	50,250	0
	Thomson Medical Group Ltd.	916,800	36,252
	UMS Holdings Ltd.	93,675	85,661
	United Overseas Bank Ltd.	82,700	1,631,232
	UOL Group Ltd.	121,951	525,223
	Valuetronics Holdings Ltd.	196,810	72,523
	Venture Corp. Ltd.	50,500	431,185
	Vicom Ltd.	32,400	30,542
	Wing Tai Holdings Ltd.	258,800	255,242
	Yangzijiang Shipbuilding Holdings Ltd.	1,098,400	1,164,285

TOTAL SINGAPORE.			22,827,851

SPAIN — (2.6%)
	Acciona SA	20,585	2,595,225
	Acerinox SA	61,421	598,415
	ACS Actividades de Construccion y Servicios SA	85,827	3,103,845
Ω	Aedas Homes SA	5,100	81,400
Ω	Aena SME SA	8,940	1,297,200
	Almirall SA	20,957	190,802
	Amadeus IT Group SA	102,202	5,832,955
#*	Amper SA	270,945	29,298
	Applus Services SA	73,138	770,580
	Atresmedia Corp. de Medios de Comunicacion SA	47,090	176,450
	Azkoyen SA	4,058	24,645

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
#	Banco Bilbao Vizcaya Argentaria SA	461,296	$3,629,122
	Banco de Sabadell SA	3,336,748	4,148,891
#	Banco Santander SA	2,297,271	8,449,210
#	Banco Santander SA, Sponsored ADR	69,983	254,038
	Bankinter SA	322,060	2,036,533
	CaixaBank SA	990,599	4,027,320
Ω	Cellnex Telecom SA	43,195	1,269,764
	Construcciones y Auxiliar de Ferrocarriles SA	11,780	351,885
#*	Duro Felguera SA	19,192	13,087
*	eDreams ODIGEO SA	8,936	57,295
	Elecnor SA	13,628	229,004
	Enagas SA	81,751	1,367,587
#	Ence Energia y Celulosa SA	42,006	125,658
	Endesa SA	43,402	816,594
	Ercros SA	13,714	42,308
	Faes Farma SA	111,696	350,849
	Ferrovial SE	52,873	1,591,284
	Fluidra SA	29,018	511,608
Ω	Gestamp Automocion SA	49,585	182,462
Ω	Global Dominion Access SA	41,176	133,953
*	Grenergy Renovables SA	3,309	78,639
*	Grifols SA	49,627	556,880
	Grupo Catalana Occidente SA	17,672	566,097
	Grupo Empresarial San Jose SA	2,330	8,812
	Iberdrola SA	578,623	6,435,455
	Indra Sistemas SA	115,645	1,623,792
#	Industria de Diseno Textil SA	265,941	9,179,743
	Laboratorios Farmaceuticos Rovi SA	9,102	486,767
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	281,831	242,946
	Mapfre SA	458,976	954,083
	Naturgy Energy Group SA	15,479	437,973
Ω	Neinor Homes SA	14,848	153,099
*	Obrascon Huarte Lain SA	132,804	54,697
	Pharma Mar SA	3,121	106,427
*	Promotora de Informaciones SA, Class A	51,144	18,555
Ω	Prosegur Cash SA	108,225	58,923
	Prosegur Compania de Seguridad SA	103,085	154,139
	Realia Business SA	163,953	182,982
	Redeia Corp. SA	174,624	2,723,247
	Sacyr SA	137,233	396,271
*	Solaria Energia y Medio Ambiente SA	47,470	712,078
*	Soltec Power Holdings SA	4,800	13,429
Ω	Talgo SA	18,976	72,053
*	Tecnicas Reunidas SA	30,063	265,140
	Telefonica SA, Sponsored ADR	10,999	42,126
	Telefonica SA	1,318,982	5,094,748
	Tubacex SA	8,305	24,711
Ω	Unicaja Banco SA	449,107	467,932

TOTAL SPAIN			75,401,011

SWEDEN — (3.5%)
Ω	AcadeMedia AB	23,818	98,743
	AddLife AB, Class B	33,531	219,034
	Addnode Group AB	38,048	237,159
	AddTech AB, Class B	98,735	1,451,438
	AFRY AB	55,114	579,087
	Alfa Laval AB	31,752	1,028,979
Ω	Alimak Group AB	26,720	157,378
	Alleima AB	45,187	275,063

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Alligo AB, Class B	9,012	$70,847
Ω	Ambea AB	41,814	155,272
*	Annehem Fastigheter AB, Class B	13,412	18,502
	AQ Group AB	2,457	99,532
	Arise AB	5,751	16,066
	Arjo AB, Class B	49,315	164,931
	Assa Abloy AB, Class B	86,434	1,842,347
	Atlas Copco AB, Class A	503,290	6,517,111
	Atlas Copco AB, Class B	293,381	3,295,620
	Atrium Ljungberg AB, Class B	14,480	222,670
*Ω	Attendo AB	53,264	168,672
#	Avanza Bank Holding AB	93,867	1,586,812
	Axfood AB	45,705	1,010,561
	Beijer Alma AB	16,990	270,334
#	Beijer Ref AB	36,411	346,135
	Bergman & Beving AB	14,044	188,292
*	Besqab AB	2,292	5,097
	Betsson AB, Class B	74,445	749,240
*	Better Collective AS	14,499	350,393
#*	BHG Group AB	24,550	21,749
	Bilia AB, Class A	49,600	460,880
	Billerud Aktiebolag	127,918	1,188,434
*Ω	BioArctic AB	2,220	44,859
	BioGaia AB, Class B	22,311	199,180
	Biotage AB	8,848	90,384
	Bjorn Borg AB	8,728	30,844
	Boliden AB	114,053	2,923,536
#*	Bonava AB, Class B	47,264	74,026
*Ω	Boozt AB	2,381	16,652
Ω	Bravida Holding AB	80,656	504,656
#	BTS Group AB, Class B	554	13,099
	Bufab AB	16,024	380,947
	Bulten AB	4,602	25,721
	Bure Equity AB	27,968	559,189
*	Byggfakta Group Nordic Holdco AB	6,522	15,654
*	Byggmax Group AB	33,690	85,814
*	Camurus AB	2,830	84,819
	Castellum AB	48,636	466,116
	Catella AB	25,393	55,803
	Catena AB	11,657	386,153
#*	Catena Media PLC	25,625	39,752
*	Cavotec SA	12,463	15,577
	Cellavision AB	4,218	51,230
	Cibus Nordic Real Estate AB publ	5,517	51,777
	Clas Ohlson AB, Class B	32,028	336,416
	Cloetta AB, Class B	99,923	160,263
	Concentric AB	18,657	262,134
Ω	Coor Service Management Holding AB	48,571	167,368
	Corem Property Group AB, Class B	173,333	111,897
	Corem Property Group AB, Class D	969	13,768
	CTT Systems AB	1,705	34,119
	Dedicare AB, Class B	3,726	32,543
	Dios Fastigheter AB	34,818	188,485
Ω	Dometic Group AB	111,140	685,824
#*Ω	Dustin Group AB	38,901	43,793
	Eastnine AB	4,897	66,400
	Elanders AB, Class B	2,415	18,078
*	Electrolux AB, Class B	57,791	486,323
	Electrolux Professional AB, Class B	98,633	399,032

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#	Elekta AB, Class B	135,857	$925,429
*Ω	Eltel AB	21,941	12,889
#*	Embracer Group AB	72,574	118,161
*	Enea AB	6,109	26,067
#	Engcon AB	1,861	11,909
	Eolus Vind AB, Class B	4,899	37,864
	Epiroc AB, Class A	122,992	2,026,258
	Epiroc AB, Class B	73,342	1,018,376
Ω	Evolution AB	34,673	3,089,552
	Ework Group AB	3,663	37,406
#	Fabege AB	125,535	936,624
	Fagerhult Group AB	18,736	94,785
*	Fastighets AB Balder, Class B	79,516	337,848
#	FastPartner AB, Class A	12,345	42,956
	FastPartner AB, Class D	2,011	9,179
#	Fenix Outdoor International AG	1,981	117,550
*	FormPipe Software AB	5,484	12,139
	Fortnox AB	263,433	1,044,229
#	G5 Entertainment AB	3,758	48,672
	Getinge AB, Class B	35,608	641,056
	Granges AB	74,107	713,483
*Ω	Green Landscaping Group AB	1,854	9,675
#	H & M Hennes & Mauritz AB, Class B	121,099	1,626,925
	Hanza AB	9,770	61,393
	Heba Fastighets AB, Class B	27,228	54,706
	Hemnet Group AB	29,753	516,770
	Hexagon AB, Class B	164,378	1,339,620
#	Hexatronic Group AB	57,526	134,344
	Hexpol AB	83,592	741,882
	HMS Networks AB	14,951	495,908
*Ω	Hoist Finance AB	31,835	89,541
	Holmen AB, Class B	21,139	797,783
	Hufvudstaden AB, Class A	39,757	423,867
	Husqvarna AB, Class A	7,960	51,379
	Husqvarna AB, Class B	81,283	526,694
	Indutrade AB	63,376	1,123,235
	Instalco AB	105,312	294,817
#	Intrum AB	37,740	193,844
	INVISIO AB	11,372	171,408
	Inwido AB	21,528	219,993
	ITAB Shop Concept AB	2,638	2,225
	JM AB	39,158	417,877
*	John Mattson Fastighetsforetagen AB	3,438	16,470
	Kabe Group AB, Class B	1,438	34,486
*	Karnov Group AB	22,177	97,574
#*	K-fast Holding AB	14,921	17,954
	Kindred Group PLC, SDR	179,963	1,473,327
	KNOW IT AB	14,453	181,444
	Lagercrantz Group AB, Class B	85,860	783,765
	Lifco AB, Class B	52,067	952,720
	Lime Technologies AB	5,335	136,797
	Lindab International AB	19,564	301,469
	Loomis AB	21,157	549,600
*	Medcap AB	1,379	35,170
	Medicover AB, Class B	18,986	214,200
	MEKO AB	16,482	132,705
	Micro Systemation AB, Class B	5,726	27,942
*	Midsona AB, Class B	13,356	8,322
*	Millicom International Cellular SA, SDR	61,629	968,321

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	MIPS AB	9,592	$236,536
*	Modern Times Group MTG AB, Class B	49,566	397,896
	Momentum Group AB	8,431	73,148
Ω	Munters Group AB	43,997	537,147
	Mycronic AB	32,323	708,094
	NCAB Group AB	77,804	372,407
	NCC AB, Class B	34,646	354,923
	Nederman Holding AB	7,369	103,675
*	Net Insight AB, Class B	124,933	43,538
	New Wave Group AB, Class B	35,622	232,630
	Nibe Industrier AB, Class B	132,687	764,192
	Nilorngruppen AB, Class B	3,984	20,464
*	Nobia AB	44,971	33,443
	Nordic Waterproofing Holding AB	12,584	181,900
	Nordnet AB publ	65,982	934,213
*	Norion Bank AB	17,987	58,133
*	Norva24 Group AB	4,117	6,947
#	NP3 Fastigheter AB	2,029	27,114
	Nyfosa AB	58,854	284,810
	OEM International AB, Class B	32,132	208,893
*	OX2 AB, Class A	59,086	238,937
	Pandox AB	34,528	339,860
	Peab AB, Class B	84,001	313,128
	Platzer Fastigheter Holding AB, Class B	30,544	160,389
	Prevas AB, Class B	3,001	25,032
	Proact IT Group AB	11,094	77,058
	Probi AB	616	11,185
	Ratos AB, Class B	145,087	404,173
*	RaySearch Laboratories AB	8,329	62,176
	Rejlers AB	5,502	57,685
Ω	Resurs Holding AB	50,452	98,427
	Rottneros AB	32,778	34,621
	Rvrc Holding AB	22,164	76,658
	Saab AB, Class B	16,378	841,361
	Sagax AB, Class A	309	5,615
	Sagax AB, Class B	41,445	750,275
#	Samhallsbyggnadsbolaget i Norden AB	120,629	35,088
#	Samhallsbyggnadsbolaget i Norden AB, Class D	31,924	9,985
	Sandvik AB	135,077	2,300,768
*Ω	Scandic Hotels Group AB	75,813	255,524
*	Sdiptech AB, Class B	7,294	143,391
	Sectra AB, Class B	56,796	614,280
	Securitas AB, Class B	161,122	1,290,653
*	Sedana Medical AB	7,288	13,655
	Sensys Gatso Group AB	3,064	16,560
#	Serneke Group AB	7,020	17,766
#*Ω	Sinch AB	191,807	303,963
#	SinterCast AB	1,838	16,978
	Skandinaviska Enskilda Banken AB, Class A	346,676	3,868,735
	Skandinaviska Enskilda Banken AB, Class C	3,672	42,227
	Skanska AB, Class B	69,384	1,041,726
	SKF AB, Class A	4,084	66,154
	SKF AB, Class B	49,068	795,513
	SkiStar AB	23,625	224,762
	Softronic AB, Class B	16,050	23,733
	Solid Forsakring AB	5,045	26,333
*	Stendorren Fastigheter AB	245	2,772
*	Stillfront Group AB	212,710	220,192
	Storskogen Group AB, Class B	315,544	186,954

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA, Class A	5,252	$71,781
	Svenska Cellulosa AB SCA, Class B	106,623	1,463,023
	Svenska Handelsbanken AB, Class A	195,015	1,662,637
#	Svenska Handelsbanken AB, Class B	4,821	49,736
	Sweco AB, Class B	44,232	407,824
	Swedbank AB, Class A	125,710	2,064,574
*	Swedish Orphan Biovitrum AB	69,038	1,420,264
	Systemair AB	37,967	208,528
	Tele2 AB, Class B	213,355	1,515,170
#	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	227,527
	Telefonaktiebolaget LM Ericsson, Class A	14,695	68,781
	Telefonaktiebolaget LM Ericsson, Class B	375,036	1,680,060
#	Telia Co. AB	478,308	1,013,987
*	TF Bank AB	960	12,101
Ω	Thule Group AB	31,646	720,312
*	Tobii AB	22,660	20,919
*	Transtema Group AB	4,734	6,128
	Trelleborg AB, Class B	28,755	727,187
	Troax Group AB	13,050	209,177
#*	Truecaller AB, Class B	44,698	108,172
	VBG Group AB, Class B	7,388	153,696
#*	Viaplay Group AB	28,104	60,272
	Vitec Software Group AB, Class B	8,890	354,800
	Vitrolife AB	25,594	333,675
	Volati AB	9,287	69,824
	Volvo AB, Class A	48,000	962,366
	Volvo AB, Class B	317,940	6,300,041
*	Volvo Car AB, Class B	115,390	397,991
#	Wallenstam AB, Class B	147,862	500,107
	Wihlborgs Fastigheter AB	122,152	791,795
	XANO Industri AB, Class B	4,020	29,922

TOTAL SWEDEN			102,653,965

SWITZERLAND — (8.0%)
	ABB Ltd.	255,962	8,599,737
	Accelleron Industries AG	28,677	708,291
#	Accelleron Industries AG, ADR	1,336	32,544
	Adecco Group AG	123,565	4,676,138
	Alcon, Inc.	57,038	4,067,950
	Allreal Holding AG	6,863	1,101,275
	ALSO Holding AG	2,962	755,581
*	Aluflexpack AG	618	6,445
#*	ams-OSRAM AG	45,670	162,968
	APG SGA SA	665	123,713
	Ascom Holding AG	16,764	173,552
	Baloise Holding AG	22,991	3,301,182
	Banque Cantonale de Geneve	496	122,477
	Banque Cantonale Vaudoise	12,119	1,369,862
	Belimo Holding AG	4,757	2,002,778
	Bellevue Group AG	3,622	79,082
	Berner Kantonalbank AG	2,328	609,741
	BKW AG	8,184	1,375,795
	Bossard Holding AG, Class A	2,590	534,600
	Bucher Industries AG	2,910	1,038,772
	Burckhardt Compression Holding AG	2,192	1,111,171
	Burkhalter Holding AG	2,296	214,761
	Bystronic AG	344	164,424
	Calida Holding AG	1,520	42,730
	Carlo Gavazzi Holding AG	182	61,864

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Cembra Money Bank AG	15,276	$1,053,286
*	Cicor Technologies Ltd.	223	10,715
	Clariant AG	113,235	1,608,834
	Coltene Holding AG	1,501	105,265
	Comet Holding AG	1,374	270,245
	Daetwyler Holding AG	1,487	263,105
	DKSH Holding AG	26,021	1,593,416
#*	DocMorris AG	1,347	56,009
	dormakaba Holding AG	1,189	543,483
	DSM-Firmenich AG	26,055	2,362,037
*	Dufry AG	36,602	1,283,056
	EFG International AG	39,852	478,915
	Emmi AG	983	928,162
	EMS-Chemie Holding AG	229	156,650
	Energiedienst Holding AG	2,947	130,243
	Feintool International Holding AG	840	18,434
	Flughafen Zurich AG	9,073	1,695,397
	Forbo Holding AG	225	248,138
Ω	Galenica AG	35,154	2,655,845
*	GAM Holding AG	58,536	27,604
	Geberit AG	4,382	2,040,319
	Georg Fischer AG	17,520	909,137
	Givaudan SA	2,281	7,592,355
	Glarner Kantonalbank	1,134	28,304
*	Gurit Holding AG, Class BR	970	75,614
	Helvetia Holding AG	19,614	2,636,784
	Hiag Immobilien Holding AG	403	34,666
	Huber & Suhner AG	8,765	600,231
	Implenia AG	4,981	154,935
*	Ina Invest Holding AG	1,289	25,061
	Inficon Holding AG	405	438,366
	Interroll Holding AG	253	667,002
	Intershop Holding AG	436	289,299
	Investis Holding SA	1,724	178,679
	Julius Baer Group Ltd.	77,150	4,572,039
	Kardex Holding AG	2,590	500,741
	Komax Holding AG	1,321	262,254
*	Kudelski SA	3,540	5,176
	Kuehne & Nagel International AG	16,582	4,471,562
	Landis+Gyr Group AG	9,722	721,294
*	Lastminute.com NV	564	14,225
	LEM Holding SA	131	265,242
	Liechtensteinische Landesbank AG	5,716	395,961
#	Logitech International SA	80,122	6,303,514
	Luzerner Kantonalbank AG	4,760	374,229
	Meier Tobler Group AG	2,096	72,142
	Metall Zug AG, Class B	62	88,858
	Mobilezone Holding AG	9,642	146,563
	Mobimo Holding AG	3,322	917,578
	Novartis AG, Sponsored ADR	252,654	23,643,361
	Novartis AG	5,662	530,074
	Novavest Real Estate AG	701	28,368
	OC Oerlikon Corp. AG	55,483	221,029
*	Orascom Development Holding AG	4,687	25,650
#	Orell Fuessli AG	246	18,938
	Partners Group Holding AG	6,722	7,117,681
*	Peach Property Group AG	933	12,266
*	Phoenix Mecano AG	277	112,171
	PSP Swiss Property AG	18,411	2,265,275

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Rieter Holding AG	1,024	$86,968
	Roche Holding AG	5,197	1,416,240
	Roche Holding AG	139,038	35,831,422
	Romande Energie Holding SA	700	43,607
*	Sandoz Group AG	1,132	29,441
#	Sandoz Group AG, ADR	50,531	1,304,705
	Schaffner Holding AG	38	20,690
	Schindler Holding AG	4,929	960,864
	Schweiter Technologies AG	323	180,696
*Ω	Sensirion Holding AG	3,798	284,396
	SFS Group AG	5,636	563,842
	SGS SA	35,700	2,915,641
	Siegfried Holding AG	557	441,711
	SIG Group AG	144,703	3,190,221
	Sika AG	26,566	6,357,493
	SKAN Group AG	505	38,112
	Softwareone Holding AG	17,673	348,209
	Sonova Holding AG	20,179	4,782,690
	St Galler Kantonalbank AG	943	511,947
#	Stadler Rail AG	15,635	528,998
	Straumann Holding AG	22,840	2,699,324
	Sulzer AG	8,243	680,305
	Swatch Group AG	6,249	1,599,594
	Swatch Group AG	12,332	597,248
	Swiss Life Holding AG	7,292	4,683,510
	Swiss Prime Site AG	32,354	3,007,237
	Swiss Re AG	75,936	8,296,979
*	Swiss Steel Holding AG	143,894	15,818
	Swisscom AG	11,266	6,750,461
	Swissquote Group Holding SA	5,280	1,014,149
	Temenos AG	24,548	1,768,574
	TX Group AG	1,266	117,689
	u-blox Holding AG	3,608	341,284
#*	UBS Group AG	401,922	9,438,950
	Valiant Holding AG	7,159	780,556
#	Varia U.S. Properties AG	791	34,802
Ω	VAT Group AG	10,852	3,848,331
	Vaudoise Assurances Holding SA	441	205,485
	Vontobel Holding AG	16,069	940,005
	VZ Holding AG	5,687	559,352
*	V-ZUG Holding AG	1,148	74,003
	Walliser Kantonalbank	751	90,085
	Ypsomed Holding AG	1,282	353,320
	Zehnder Group AG	2,466	127,804
	Zug Estates Holding AG, Class B	122	201,989
	Zuger Kantonalbank AG	30	259,255
	Zurich Insurance Group AG	26,003	12,351,231

TOTAL SWITZERLAND			237,358,448

UNITED KINGDOM — (12.4%)
	3i Group PLC	404,981	9,548,470
	4imprint Group PLC	10,519	643,777
*	888 Holdings PLC	11,531	11,486
	abrdn PLC	843,398	1,610,128
*	accesso Technology Group PLC	5,610	37,847
	Admiral Group PLC	74,553	2,215,173
	Advanced Medical Solutions Group PLC	40,114	94,445
	AG Barr PLC	30,554	182,598
	AJ Bell PLC	116,771	359,600

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Alfa Financial Software Holdings PLC	62,251	$113,537
*	Alphawave IP Group PLC	12,090	14,411
	Antofagasta PLC	69,592	1,137,935
	Argentex Group PLC	9,454	9,021
*	Ascential PLC	149,443	476,110
	Ashmore Group PLC	184,764	381,197
	Ashtead Group PLC	97,194	5,574,313
#*	ASOS PLC	43,836	211,769
*Ω	Aston Martin Lagonda Global Holdings PLC	19,639	52,397
	AstraZeneca PLC, Sponsored ADR	337,697	21,352,581
	AstraZeneca PLC	25,658	3,212,474
	Atalaya Mining PLC	5,781	21,065
*	Auction Technology Group PLC	13,195	89,986
Ω	Auto Trader Group PLC	596,136	4,509,321
	Aviva PLC	636,173	3,081,346
	Avon Rubber PLC	6,389	66,356
	B&M European Value Retail SA	480,930	3,096,102
*	Babcock International Group PLC	362,567	1,725,104
	BAE Systems PLC	252,624	3,396,874
Ω	Bakkavor Group PLC	37,376	40,064
	Balfour Beatty PLC	188,688	711,141
	Bank of Georgia Group PLC	9,726	393,779
	Barclays PLC, Sponsored ADR	429,365	2,760,817
	Barclays PLC	1,345,854	2,160,157
	Barratt Developments PLC	361,168	1,821,441
	Beazley PLC	306,248	1,918,448
	Begbies Traynor Group PLC	34,007	48,179
	Bellway PLC	63,534	1,616,858
	Berkeley Group Holdings PLC	59,196	2,909,873
	Bloomsbury Publishing PLC	42,088	203,829
#*	boohoo Group PLC	332,375	127,181
	Braemar PLC	3,084	8,734
	Britvic PLC	145,386	1,483,021
	Brooks Macdonald Group PLC	1,840	39,972
	BT Group PLC	3,059,072	4,201,409
	Bunzl PLC	64,223	2,291,231
	Burberry Group PLC	138,921	2,863,169
	Burford Capital Ltd.	60,057	742,549
	Bytes Technology Group PLC	134,257	803,626
	C&C Group PLC	154,948	262,540
*	Capita PLC	503,065	102,607
	Capital Ltd.	55,129	52,630
*	Card Factory PLC	138,000	162,884
	Carr’s Group PLC	37,151	58,832
	Castings PLC	1,710	7,699
	Central Asia Metals PLC	46,955	93,275
	Chemring Group PLC	93,389	318,022
	Chesnara PLC	160,403	493,260
	Clarkson PLC	11,351	365,234
	Close Brothers Group PLC	130,472	1,266,626
Ω	CMC Markets PLC	27,299	31,314
	Compass Group PLC	255,530	6,442,252
	Computacenter PLC	58,741	1,837,262
Ω	ConvaTec Group PLC	414,485	1,029,988
	Costain Group PLC	66,161	40,860
	Crest Nicholson Holdings PLC	138,281	269,146
	Croda International PLC	27,733	1,478,049
	Currys PLC	1,146,762	624,552
	CVS Group PLC	23,902	426,749

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Darktrace PLC	38,427	$163,977
	DCC PLC	45,972	2,553,929
*	De La Rue PLC	55,351	39,291
	Dechra Pharmaceuticals PLC	17,633	817,271
#*Ω	Deliveroo PLC	241,382	381,917
	DFS Furniture PLC	84,939	106,273
#	Diageo PLC, Sponsored ADR	85,975	13,197,162
	Diageo PLC	22,401	847,116
*	Dialight PLC	4,837	9,447
	Diploma PLC	51,275	1,777,746
*	Direct Line Insurance Group PLC	505,112	931,302
	DiscoverIE Group PLC	27,531	206,902
	Domino’s Pizza Group PLC	135,974	567,365
	dotdigital group PLC	111,034	97,323
	Dowlais Group PLC	225,549	274,602
	Dr Martens PLC	251,750	356,933
	Drax Group PLC	179,504	922,251
	DS Smith PLC	536,911	1,862,259
	Dunelm Group PLC	45,981	545,332
	EKF Diagnostics Holdings PLC	91,050	29,632
*	Elementis PLC	236,217	340,059
	Entain PLC	114,904	1,304,423
	Epwin Group PLC	48,473	37,151
*	Ergomed PLC	6,496	105,812
	Essentra PLC	198,329	358,368
	Experian PLC	302,844	9,187,920
	FDM Group Holdings PLC	54,591	289,622
	Fevertree Drinks PLC	15,014	183,513
	Fintel PLC	7,077	16,817
	Firstgroup PLC	174,318	335,458
	Flowtech Fluidpower PLC	100	99
Ω	Forterra PLC	23,915	39,206
	Foxtons Group PLC	140,691	64,270
*	Frasers Group PLC	72,833	711,795
	Fresnillo PLC	60,236	405,424
*	Frontier Developments PLC	9,922	29,088
	Fuller Smith & Turner PLC, Class A	3,196	21,902
*	Fund Technologies PLC	2,753	28,802
*Ω	Funding Circle Holdings PLC	43,359	17,954
	Future PLC	39,252	423,823
	Galliford Try Holdings PLC	34,108	89,764
	Games Workshop Group PLC	12,710	1,528,154
*	Gaming Realms PLC	36,865	14,792
	Gamma Communications PLC	25,048	319,144
	GB Group PLC	96,333	279,945
*	Gem Diamonds Ltd.	41,554	5,541
	Genuit Group PLC	64,840	209,201
*	Georgia Capital PLC	2,760	30,942
	Gooch & Housego PLC	1,981	12,058
	Grafton Group PLC	73,266	689,678
	Grainger PLC	458,902	1,270,115
*	Greencore Group PLC	153,090	167,713
	Greggs PLC	30,491	879,471
	GSK PLC	297,039	5,295,240
	GSK PLC, Sponsored ADR	90,635	3,235,684
*Ω	Gym Group PLC	27,078	33,258
	Haleon PLC	375,166	1,503,697
#	Haleon PLC, ADR	62,515	505,746
	Halfords Group PLC	125,678	307,136

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Halma PLC	54,192	$1,218,688
	Hargreaves Lansdown PLC	130,293	1,122,141
	Harworth Group PLC	47,742	57,478
	Hays PLC	858,946	1,006,556
	Headlam Group PLC	23,382	51,481
	Helical PLC	46,616	108,884
	Henry Boot PLC	43,597	91,629
	Hill & Smith PLC	35,570	713,039
	Hilton Food Group PLC	31,484	250,349
	Hiscox Ltd.	117,090	1,336,966
*	Hochschild Mining PLC	190,661	217,203
	Hollywood Bowl Group PLC	58,504	177,780
*Ω	Hostelworld Group PLC	52,387	68,683
	Howden Joinery Group PLC	298,788	2,320,418
	HSBC Holdings PLC	52,879	381,808
#	HSBC Holdings PLC, Sponsored ADR	345,353	12,546,674
Ω	HSS Hire Group PLC	115,356	15,359
Ω	Ibstock PLC	30,625	45,596
	IDOX PLC	187,403	141,151
	IG Group Holdings PLC	113,513	881,836
	IMI PLC	114,629	2,047,171
	Impax Asset Management Group PLC	27,538	129,218
	Inchcape PLC	249,253	2,020,811
*	Indivior PLC	87,793	1,683,228
	Informa PLC	204,402	1,771,039
	IntegraFin Holdings PLC	69,995	186,309
	Intermediate Capital Group PLC	129,663	2,064,370
*	International Distributions Services PLC	358,867	1,103,060
	Intertek Group PLC	37,315	1,737,894
	Investec PLC	101,683	566,163
	IP Group PLC	638,596	340,896
	ITV PLC	1,692,562	1,317,886
*	IWG PLC	199,446	320,015
	J Sainsbury PLC	787,395	2,463,615
*	James Fisher & Sons PLC	8,525	30,838
	James Halstead PLC	48,573	113,233
	JD Sports Fashion PLC	831,885	1,293,443
*	John Wood Group PLC	492,299	852,551
	Johnson Matthey PLC	99,013	1,799,976
	Johnson Service Group PLC	84,352	131,388
	Jupiter Fund Management PLC	260,681	249,021
*Ω	Just Eat Takeaway.com NV	20,134	244,992
	Just Group PLC	721,559	663,778
	Kainos Group PLC	49,486	675,778
	Keller Group PLC	21,231	200,617
*	Kier Group PLC	154,468	189,369
*	Kin & Carta PLC	44,135	57,669
	Kingfisher PLC	717,173	1,831,312
	Kitwave Group PLC	6,130	18,649
	Lancashire Holdings Ltd.	111,632	770,806
	Learning Technologies Group PLC	46,090	34,657
	Legal & General Group PLC	1,658,867	4,274,074
*	Liberty Global PLC, Class A	1,555	24,196
*	Liberty Global PLC, Class C	3,809	64,601
	Lloyds Banking Group PLC	4,040,577	1,966,544
	Lloyds Banking Group PLC, ADR	944,884	1,804,728
	London Investment Group PLC	3,050	11,905
	LSL Property Services PLC	32,720	93,937
Ω	Luceco PLC	38,080	51,878

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	M&C Saatchi PLC	5,549	$8,272
	M&G PLC	1,213,165	2,929,591
	Macfarlane Group PLC	58,171	71,221
	Man Group PLC	693,287	1,853,597
*	Marks & Spencer Group PLC	782,887	2,067,277
	Marshalls PLC	71,958	180,996
*	McBride PLC	67,145	35,207
	Mears Group PLC	56,029	175,370
	Melrose Industries PLC	225,549	1,284,223
#*	Metro Bank Holdings PLC	30,646	16,005
*	Mitchells & Butlers PLC	137,971	348,251
	MJ Gleeson PLC	11,350	55,611
	Mondi PLC	69,396	1,122,515
	Moneysupermarket.com Group PLC	409,005	1,290,691
*	Moonpig Group PLC	28,302	56,794
	Morgan Sindall Group PLC	30,154	690,583
	Mortgage Advice Bureau Holdings Ltd.	3,569	24,558
*	Motorpoint group PLC	33,776	32,510
*	N Brown Group PLC	88,702	20,481
	National Grid PLC	114,705	1,367,623
#	National Grid PLC, Sponsored ADR	54,344	3,268,792
	NatWest Group PLC	829,090	1,803,947
#	NatWest Group PLC, Sponsored ADR	65,214	286,289
	NCC Group PLC	138,619	179,898
	Next 15 Group PLC	37,989	291,861
	Next PLC	29,404	2,465,302
	Nichols PLC	547	6,179
	Ninety One PLC	170,850	328,682
	Norcros PLC	14,489	25,095
*	Ocado Group PLC	118,819	674,311
*Ω	On the Beach Group PLC	20,446	23,660
	OSB Group PLC	193,156	705,221
	Oxford Instruments PLC	23,998	526,483
	Pagegroup PLC	257,436	1,179,747
	Paragon Banking Group PLC	107,844	581,714
	PayPoint PLC	43,835	284,325
	Pearson PLC	97,772	1,131,782
#	Pearson PLC, Sponsored ADR	62,325	719,230
*	Pendragon PLC	728,892	285,196
	Pennon Group PLC	125,194	1,107,221
	Persimmon PLC	124,001	1,535,628
#*	Petrofac Ltd.	104,712	59,893
	Pets at Home Group PLC	197,709	675,961
	Phoenix Group Holdings PLC	246,491	1,361,589
*	Phoenix Spree Deutschland Ltd.	18,483	35,087
*	Playtech PLC	95,104	454,153
	Plus500 Ltd.	42,666	731,918
	Polar Capital Holdings PLC	39,809	202,054
	Porvair PLC	5,022	32,986
	PPHE Hotel Group Ltd.	2,471	30,816
	Premier Foods PLC	282,421	401,936
	Prudential PLC, ADR	44,252	927,522
	Prudential PLC	145,238	1,518,664
*	PureTech Health PLC	59,094	109,479
	PZ Cussons PLC	39,983	65,104
	QinetiQ Group PLC	157,582	635,268
Ω	Quilter PLC	856,510	833,478
*	Rank Group PLC	52,117	42,692
	Rathbones Group PLC	21,782	397,346

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Reach PLC	160,614	$149,269
	Reckitt Benckiser Group PLC	77,631	5,194,051
	Redde Northgate PLC	132,150	540,552
	Redrow PLC	177,805	1,053,676
	RELX PLC, Sponsored ADR	395,718	13,790,765
	RELX PLC	90,812	3,169,531
	Renew Holdings PLC	44,466	386,535
	Renishaw PLC	8,349	313,688
*	Renold PLC	60,850	20,705
	Rentokil Initial PLC	193,970	987,790
*	Restaurant Group PLC	108,708	89,827
	RHI Magnesita NV	1,560	48,695
	Ricardo PLC	9,596	51,316
	Rightmove PLC	449,792	2,593,782
	Rio Tinto PLC	45,419	2,897,753
	Rio Tinto PLC, Sponsored ADR	6,213	399,744
	Robert Walters PLC	41,286	189,612
*	Rolls-Royce Holdings PLC	1,232,706	3,244,757
	Rotork PLC	337,378	1,206,437
	RS Group PLC	234,111	1,931,983
	RWS Holdings PLC	74,728	189,014
	S&U PLC	2,061	53,354
*	S4 Capital PLC	57,414	44,364
Ω	Sabre Insurance Group PLC	84,130	150,311
	Sage Group PLC	266,337	3,146,454
	Savills PLC	93,749	898,100
	Schroders PLC	192,837	868,354
	ScS Group PLC	8,051	26,620
	Secure Trust Bank PLC	4,500	33,429
	Senior PLC	68,446	129,959
	Severfield PLC	101,799	76,426
	Severn Trent PLC	105,343	3,403,432
*	SIG PLC	278,752	92,469
	Sirius Real Estate Ltd.	592,071	575,286
	Smart Metering Systems PLC	32,737	254,817
#	Smith & Nephew PLC, Sponsored ADR	40,048	890,668
	Smith & Nephew PLC	16,167	180,927
	Smiths Group PLC	86,214	1,691,142
	Smiths News PLC	42,736	24,722
	Softcat PLC	82,332	1,268,331
*	SolGold PLC	203,497	23,643
	Spectris PLC	21,996	831,161
	Speedy Hire PLC	234,031	85,985
	Spirax-Sarco Engineering PLC	11,436	1,141,471
Ω	Spire Healthcare Group PLC	86,592	224,749
	Spirent Communications PLC	180,956	214,397
	SSE PLC	63,488	1,261,732
*	SSP Group PLC	173,006	378,638
	St. James’s Place PLC	237,374	1,850,516
	Standard Chartered PLC	354,982	2,721,764
	SThree PLC	106,066	452,807
	Strix Group PLC	35,702	25,207
*††	Studio Retail Group PLC	11,005	0
	STV Group PLC	14,208	31,910
*	Synthomer PLC	58,156	134,356
	Tatton Asset Management PLC	6,054	33,899
	Taylor Wimpey PLC	1,583,494	2,138,734
	TBC Bank Group PLC	1,166	38,106
	TClarke PLC	21,176	31,137

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Team Internet Group PLC	19,590	$29,464
	Telecom Plus PLC	44,014	825,096
	TEN Entertainment Group PLC	7,307	26,265
	Tesco PLC	1,410,399	4,628,306
*	THG PLC	57,185	48,819
	Topps Tiles PLC	74,684	42,966
	TP ICAP Group PLC	337,884	646,963
	Travis Perkins PLC	149,419	1,346,290
*	Trellus Health PLC	2,022	129
*	Tremor International Ltd.	1,199	2,015
#*	Tremor International Ltd., ADR	5,294	17,735
	Tribal Group PLC	2,667	2,092
	Trifast PLC	41,274	33,627
	TT Electronics PLC	48,980	94,071
	Tyman PLC	35,322	104,407
#	Unilever PLC, Sponsored ADR	385,422	18,249,732
	Unilever PLC	90,093	4,263,616
	United Utilities Group PLC	261,549	3,382,760
	UP Global Sourcing Trustees Ltd.	1,122	1,638
	Vanquis Banking Group PLC	102,823	144,543
	Vertu Motors PLC	143,701	132,937
	Vesuvius PLC	49,229	241,562
	Victorian Plumbing Group PLC	1,176	1,095
	Victrex PLC	13,414	224,735
	Videndum PLC	13,817	52,034
	Virgin Money U.K. PLC	435,360	790,950
	Vistry Group PLC	150,271	1,295,233
	Volex PLC	33,818	116,284
	Volution Group PLC	79,713	351,640
	Vp PLC	4,543	27,589
*Ω	Watches of Switzerland Group PLC	153,281	935,868
	Watkin Jones PLC	139,552	60,189
	Weir Group PLC	50,360	1,046,006
	WH Smith PLC	60,823	859,082
	Whitbread PLC	26,642	1,080,283
	Wickes Group PLC	148,065	231,045
	Wilmington PLC	6,622	26,317
	Wincanton PLC	42,461	130,533
*	Wise PLC, Class A	83,187	676,122
#	WPP PLC, Sponsored ADR	14,102	606,809
	WPP PLC	101,516	874,176
*	Xaar PLC	20,538	42,185
	XPS Pensions Group PLC	35,978	93,217
	Young & Co.’s Brewery PLC, Class A	5,048	63,673
	Zotefoams PLC	9,125	31,726

TOTAL UNITED KINGDOM			366,975,399

UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	21,378	141,427
	Ferguson PLC	16,868	2,533,609
*	Newmont Corp., CDI	21,608	828,057
	Noble Corp. PLC	4,817	223,198

TOTAL UNITED STATES			3,726,291

TOTAL COMMON STOCKS			2,826,939,286

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
	PREFERRED STOCKS — (0.5%)
	GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 10.623%	12,696	$1,079,536
Ω	Dr Ing hc F Porsche AG, 1.220%	27,802	2,436,707
	Draegerwerk AG & Co. KGaA, 0.401%	3,515	177,264
	FUCHS SE, 2.791%	46,435	1,885,960
	Henkel AG & Co. KGaA, 2.718%	35,973	2,594,916
	Jungheinrich AG, 2.686%	27,858	747,848
	Porsche Automobil Holding SE, 6.071%	24,426	1,093,261
	Sartorius AG, 0.610%	5,678	1,423,133
	Sixt SE, 11.166%	9,825	566,088
	STO SE & Co. KGaA, 4.105%	1,606	208,917
	Villeroy & Boch AG, 6.857%	866	16,218
	Volkswagen AG, 27.853%	43,078	4,568,450

TOTAL GERMANY			16,798,298

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
#*	PointsBet Holdings Ltd. Warrants 07/08/2024	571	0

	AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	17,925	0
*††	S Immo AG Rights	8,477	0
*	Strabag SE Rights	3,689	0

	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0

	ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,134	0

	SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	210,168	0

TOTAL RIGHTS/WARRANTS			0

	TOTAL INVESTMENT SECURITIES (Cost $2,645,202,359)		2,843,737,584

			Value†
	SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	9,877,065	114,248,012

	TOTAL INVESTMENTS — (100.0%) (Cost $2,759,451,096)		$2,957,985,596

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$22,688	$142,060,865	$9,739	$142,093,292
Austria	31,353	9,497,898	—	9,529,251
Belgium	59,166	32,020,771	—	32,079,937
Canada	264,414,797	231,566	—	264,646,363
China	147,344	3,785	—	151,129
Denmark	2,211,260	122,671,727	—	124,882,987

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	$602,826	$51,117,446	—	$51,720,272
France	944,752	274,222,575	—	275,167,327
Germany	2,254,282	190,669,663	—	192,923,945
Hong Kong	—	40,068,809	$2,604	40,071,413
Ireland	—	17,965,662	—	17,965,662
Israel	1,856,485	14,965,050	—	16,821,535
Italy	9,672,035	53,723,026	—	63,395,061
Japan	2,104,257	607,124,776	—	609,229,033
Netherlands	45,953,345	98,395,483	—	144,348,828
New Zealand	18,058	8,328,718	—	8,346,776
Norway	90,099	19,085,810	—	19,175,909
Portugal	—	5,447,601	—	5,447,601
Singapore	—	22,788,693	39,158	22,827,851
Spain	296,164	75,104,847	—	75,401,011
Sweden	227,527	102,426,438	—	102,653,965
Switzerland	35,060,625	202,297,823	—	237,358,448
United Kingdom	94,649,475	272,325,924	—	366,975,399
United States	828,057	2,898,234	—	3,726,291
Preferred Stocks
Germany	—	16,798,298	—	16,798,298
Securities Lending Collateral	—	114,248,012	—	114,248,012

TOTAL	$461,444,595	$2,496,489,500	$51,501^	$2,957,985,596

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (95.6%)
AUSTRALIA — (6.0%)
	A2B Australia Ltd.	22,390	$21,769
	Accent Group Ltd.	97,187	116,080
	Acrow Formwork & Construction Services Ltd.	44,338	24,592
#	Adairs Ltd.	42,498	33,689
*	Alkane Resources Ltd.	83,562	31,183
*	Alliance Aviation Services Ltd.	20,675	39,494
*	Allkem Ltd.	56,504	345,278
	ALS Ltd.	77,461	530,132
	Altium Ltd.	13,546	341,678
#*	AMA Group Ltd.	363,712	14,352
	AMP Ltd.	717,835	478,287
	Ampol Ltd.	44,540	903,171
	Ansell Ltd.	34,477	465,812
	ANZ Group Holdings Ltd.	125,857	1,984,636
	APA Group	70,414	369,106
#*	Appen Ltd.	18,080	10,400
#*	Arafura Rare Earths Ltd.	295,303	34,912
#	ARB Corp. Ltd.	14,169	264,399
#*	Ardent Leisure Group Ltd.	99,253	28,345
#	ARN Media Ltd.	64,154	32,170
	ASX Ltd.	6,414	229,157
	Atlas Arteria Ltd.	143,803	486,144
*	Audinate Group Ltd.	1,444	11,519
#*	Aurelia Metals Ltd.	350,163	21,017
	Aurizon Holdings Ltd.	418,494	911,527
*	Aussie Broadband Ltd.	217	541
#	Austin Engineering Ltd.	32,800	5,421
#	Australian Clinical Labs Ltd.	30,525	52,212
	Australian Ethical Investment Ltd.	10,860	26,878
#	Australian Finance Group Ltd.	46,965	38,474
#*	Australian Strategic Materials Ltd.	6,903	6,197
	Auswide Bank Ltd.	10,119	33,056
#	Baby Bunting Group Ltd.	28,930	31,311
#	Bank of Queensland Ltd.	183,432	596,089
	Bapcor Ltd.	141,079	480,212
	Base Resources Ltd.	44,322	3,798
	Beach Energy Ltd.	475,673	468,515
#	Beacon Lighting Group Ltd.	6,642	7,770
#	Bega Cheese Ltd.	78,103	138,387
#	Bell Financial Group Ltd.	31,306	19,449
*	Bellevue Gold Ltd.	137,164	124,741
	Bendigo & Adelaide Bank Ltd.	95,055	526,642
	BlueScope Steel Ltd.	105,469	1,264,305
*	Boral Ltd.	42,165	120,878
*	Boss Energy Ltd.	25,198	69,440
	Brambles Ltd.	131,083	1,093,986
#	Bravura Solutions Ltd.	105,244	46,200
	Breville Group Ltd.	19,502	264,309
#*††	BWX Ltd.	37,285	1,774
	Capitol Health Ltd.	196,117	24,262
	Capral Ltd.	2,481	13,125
*	Capricorn Metals Ltd.	66,204	196,982
#*	Carnarvon Energy Ltd.	459,128	43,709
	carsales.com Ltd.	18,031	317,837
#*	Catapult Group International Ltd.	10,074	5,778
	Cedar Woods Properties Ltd.	21,211	59,639
	Challenger Ltd.	131,317	489,636

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Champion Iron Ltd.	89,081	$405,185
	Cleanaway Waste Management Ltd.	331,084	471,644
#	Clinuvel Pharmaceuticals Ltd.	5,875	54,975
	Clover Corp. Ltd.	9,346	5,292
	Cochlear Ltd.	3,841	588,726
	Codan Ltd.	29,559	146,611
#	COG Financial Services Ltd.	12,560	10,361
#*	Cogstate Ltd.	10,170	9,494
	Coles Group Ltd.	104,991	1,019,009
	Collins Foods Ltd.	32,032	185,749
	Commonwealth Bank of Australia	54,285	3,339,388
	Computershare Ltd.	44,255	698,430
#*	Cooper Energy Ltd.	747,953	45,651
#	Credit Corp. Group Ltd.	12,857	99,193
	CSR Ltd.	133,419	476,732
	Data#3 Ltd.	35,101	151,311
*	De Grey Mining Ltd.	78,549	59,038
#*	Deep Yellow Ltd.	40,483	32,429
	Deterra Royalties Ltd.	39,381	117,671
	Dicker Data Ltd.	13,111	87,988
	Domain Holdings Australia Ltd.	40,407	87,588
#	Domino’s Pizza Enterprises Ltd.	10,021	324,771
	Downer EDI Ltd.	269,500	648,162
	Eagers Automotive Ltd.	32,751	269,367
	Elanor Investor Group	20,923	15,867
	Elders Ltd.	40,028	151,046
	Emeco Holdings Ltd.	69,113	25,224
#*	Emerald Resources NL	69,541	113,902
#*	EML Payments Ltd.	83,082	60,051
	Enero Group Ltd.	15,173	14,613
	EQT Holdings Ltd.	3,751	59,617
	Euroz Hartleys Group Ltd.	26,027	13,980
	Evolution Mining Ltd.	369,612	826,680
	EVT Ltd.	21,467	142,341
	Fenix Resources Ltd.	52,089	7,635
*	Finbar Group Ltd.	8,281	3,421
#*††	Firefinch Ltd.	64,123	1,525
*	FleetPartners Group Ltd.	111,847	176,669
	Fleetwood Ltd.	27,378	28,844
#	Flight Centre Travel Group Ltd.	10,415	123,807
	Fortescue Metals Group Ltd.	130,312	1,853,794
	G8 Education Ltd.	322,945	195,160
#*	Galan Lithium Ltd.	23,602	9,481
	Generation Development Group Ltd.	5,030	4,895
#*	Genesis Minerals Ltd.	54,853	50,429
	Gold Road Resources Ltd.	226,175	268,853
	GR Engineering Services Ltd.	13,879	18,578
	GrainCorp Ltd., Class A	66,530	294,039
	Grange Resources Ltd.	182,933	48,396
	GUD Holdings Ltd.	29,635	201,527
	GWA Group Ltd.	56,704	61,779
	Hansen Technologies Ltd.	30,144	99,542
#	Harvey Norman Holdings Ltd.	139,734	326,624
#*	Hastings Technology Metals Ltd.	4,799	2,428
	Healthia Ltd.	15,198	17,077
	Helia Group Ltd.	115,071	264,633
#	Helloworld Travel Ltd.	7,605	11,389
#*	Highfield Resources Ltd.	34,784	7,511
	Horizon Oil Ltd.	274,967	27,180

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Hot Chili Ltd.	8,052	$5,470
	HUB24 Ltd.	5,170	99,821
#	Humm Group Ltd.	117,047	30,530
	IDP Education Ltd.	23,559	325,500
	IGO Ltd.	66,005	399,685
	Iluka Resources Ltd.	109,519	505,732
	Imdex Ltd.	127,237	133,460
#*	Immutep Ltd.	75,259	15,052
	Incitec Pivot Ltd.	358,358	625,579
	Infomedia Ltd.	73,305	66,694
	Inghams Group Ltd.	87,511	204,963
	Insignia Financial Ltd.	153,702	202,149
	Insurance Australia Group Ltd.	151,559	546,756
	Integral Diagnostics Ltd.	37,045	62,746
	InvoCare Ltd.	19,356	155,773
#*	ioneer Ltd.	78,000	6,985
	IPD Group Ltd.	4,520	10,755
	IPH Ltd.	38,105	165,593
	IRESS Ltd.	34,913	111,328
	IVE Group Ltd.	30,663	36,076
*	James Hardie Industries PLC, CDI	38,040	949,076
	JB Hi-Fi Ltd.	25,041	719,802
	Johns Lyng Group Ltd.	33,220	129,326
	Jumbo Interactive Ltd.	8,473	74,728
	Jupiter Mines Ltd.	187,826	22,659
*	Karoon Energy Ltd.	160,390	258,277
	Kelsian Group Ltd.	42,030	161,639
#*	Kogan.com Ltd.	4,740	13,228
	Lendlease Corp. Ltd.	108,281	428,846
*	Leo Lithium Ltd.	45,802	14,673
	Lifestyle Communities Ltd.	18,684	185,873
#	Lindsay Australia Ltd.	19,389	11,904
	Link Administration Holdings Ltd.	83,004	63,008
#*	Liontown Resources Ltd.	35,307	36,292
	Lovisa Holdings Ltd.	13,999	154,917
	Lycopodium Ltd.	4,030	23,463
#*	Lynas Rare Earths Ltd.	100,871	453,757
	MA Financial Group Ltd.	10,195	27,821
#	Maas Group Holdings Ltd.	9,865	21,508
	Macmahon Holdings Ltd.	237,156	23,374
	Macquarie Group Ltd.	8,838	908,486
*	Macquarie Technology Group Ltd.	854	33,848
#	Mader Group Ltd.	1,542	6,182
	Magellan Financial Group Ltd.	35,922	149,072
	MaxiPARTS Ltd.	3,395	5,644
	McMillan Shakespeare Ltd.	17,072	181,941
	Medibank Pvt Ltd.	245,365	535,455
#*	Megaport Ltd.	3,084	18,861
#*	Mesoblast Ltd.	84,806	19,413
*	Metals X Ltd.	186,167	33,173
	Michael Hill International Ltd.	22,149	11,540
	Mineral Resources Ltd.	17,676	651,488
*	MMA Offshore Ltd.	69,292	55,765
	Monadelphous Group Ltd.	21,451	192,170
	Monash IVF Group Ltd.	65,352	54,006
*	Mount Gibson Iron Ltd.	137,627	43,393
	Myer Holdings Ltd.	137,263	43,722
	MyState Ltd.	29,519	54,589
*	Nanosonics Ltd.	7,694	18,362

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	National Australia Bank Ltd.	166,602	$2,984,549
#	Navigator Global Investments Ltd.	54,317	40,638
#*	Neometals Ltd.	32,125	4,388
	Netwealth Group Ltd.	27,019	219,533
	Newcrest Mining Ltd.	10,851	162,758
*	NEXTDC Ltd.	32,514	244,143
	nib holdings Ltd.	98,380	453,396
	Nick Scali Ltd.	15,205	104,293
	Nine Entertainment Co. Holdings Ltd.	387,299	456,388
	Northern Star Resources Ltd.	102,436	750,117
#*	Novonix Ltd.	27,236	11,927
	Nufarm Ltd.	99,400	274,663
	Objective Corp. Ltd.	4,722	31,841
*	OFX Group Ltd.	53,605	52,503
#*	Omni Bridgeway Ltd.	45,736	44,172
	oOh!media Ltd.	126,515	104,966
	Orica Ltd.	83,834	783,338
	Orora Ltd.	269,220	421,902
#	Pacific Current Group Ltd.	12,386	71,435
*	Pact Group Holdings Ltd.	47,849	21,127
#*	Panoramic Resources Ltd.	425,943	9,510
#*	Pantoro Ltd.	263,284	5,318
	Peet Ltd.	95,638	71,611
#	PeopleIN Ltd.	4,326	4,139
*	Perenti Ltd.	161,977	109,525
	Perpetual Ltd.	26,808	327,744
*	PEXA Group Ltd.	25,044	173,704
#	Pilbara Minerals Ltd.	200,846	471,786
#	Pinnacle Investment Management Group Ltd.	9,782	48,481
	Platinum Asset Management Ltd.	79,558	56,892
#*	Praemium Ltd.	43,406	15,359
	Premier Investments Ltd.	24,522	355,576
	Pro Medicus Ltd.	7,858	374,300
	Propel Funeral Partners Ltd.	12,204	34,611
	PSC Insurance Group Ltd.	21,461	60,662
	PWR Holdings Ltd.	15,753	98,163
*	Qantas Airways Ltd.	51,836	162,397
	QANTM Intellectual Property Ltd.	9,599	5,680
	QBE Insurance Group Ltd.	97,990	971,679
	Qube Holdings Ltd.	279,636	474,184
	Ramelius Resources Ltd.	259,538	269,562
	REA Group Ltd.	3,826	351,245
*	ReadyTech Holdings Ltd.	4,608	10,528
*	Red 5 Ltd.	517,702	104,355
	Reece Ltd.	13,390	149,295
#	Regis Healthcare Ltd.	30,740	48,761
*	Regis Resources Ltd.	197,748	214,073
	Reject Shop Ltd.	5,557	18,327
	Reliance Worldwide Corp. Ltd.	159,440	355,385
	Resimac Group Ltd.	15,412	8,797
*	Resolute Mining Ltd.	490,328	110,745
*	Retail Food Group Ltd.	248,387	7,583
	Ridley Corp. Ltd.	79,105	111,151
	Rio Tinto Ltd.	40,480	3,023,778
*	RPMGlobal Holdings Ltd.	10,615	9,696
*	Sandfire Resources Ltd.	194,455	737,616
	Santos Ltd.	597,521	2,915,578
	SEEK Ltd.	19,959	263,313
	Select Harvests Ltd.	41,373	101,768

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	ServCorp Ltd.	12,793	$24,363
#	Service Stream Ltd.	137,240	76,671
	Seven Group Holdings Ltd.	22,346	394,890
*	Seven West Media Ltd.	229,807	38,748
	SG Fleet Group Ltd.	8,491	13,665
	Shaver Shop Group Ltd.	20,068	13,055
#*	Sierra Rutile Holdings Ltd.	84,280	9,127
	Sigma Healthcare Ltd.	291,679	119,648
*	Silver Lake Resources Ltd.	247,418	162,740
#*	Silver Mines Ltd.	94,213	10,377
	Sims Ltd.	48,431	386,062
	SmartGroup Corp. Ltd.	22,136	121,022
#	Solvar Ltd.	49,241	34,862
	Sonic Healthcare Ltd.	72,762	1,332,349
	Southern Cross Electrical Engineering Ltd.	53,407	26,947
#	Southern Cross Media Group Ltd.	72,250	41,533
*††	SpeedCast International Ltd.	76,666	0
	SRG Global Ltd.	130,096	51,307
#*	St Barbara Ltd.	218,829	24,115
	Steadfast Group Ltd.	81,911	281,671
	SunCorp Group Ltd.	100,883	858,678
	Super Retail Group Ltd.	43,940	369,725
#*	Superloop Ltd.	133,620	51,688
	Symbio Holdings Ltd.	9,613	16,738
#*	Syrah Resources Ltd.	107,992	45,926
	Technology One Ltd.	65,405	606,552
	Telstra Group Ltd.	276,005	669,278
#*	Temple & Webster Group Ltd.	7,540	26,926
	TPG Telecom Ltd.	69,031	227,711
	Transurban Group	81,227	611,517
*	Tuas Ltd.	44,136	58,320
*	Tyro Payments Ltd.	13,425	7,387
Ω	Viva Energy Group Ltd.	227,605	409,853
*	Webjet Ltd.	41,618	161,727
	Wesfarmers Ltd.	51,660	1,662,099
*	West African Resources Ltd.	291,531	135,456
*	Westgold Resources Ltd.	118,872	155,591
	Westpac Banking Corp.	116,660	1,531,952
*††	Wiluna Mining Corp. Ltd.	10,550	254
	WiseTech Global Ltd.	6,223	231,690
	Woodside Energy Group Ltd.	194,549	4,237,237
	Woolworths Group Ltd.	57,381	1,284,460
	Worley Ltd.	40,896	427,505
*	Xero Ltd.	2,245	153,484
	XRF Scientific Ltd.	14,353	8,981
#*	Zip Co. Ltd.	39,184	7,168

TOTAL AUSTRALIA			76,667,641

AUSTRIA — (0.6%)
	Addiko Bank AG	2,404	32,266
	Agrana Beteiligungs AG	1,957	31,157
	ANDRITZ AG	14,055	646,939
	AT&S Austria Technologie & Systemtechnik AG	7,846	196,982
Ω	BAWAG Group AG	11,045	491,949
	CA Immobilien Anlagen AG	6,860	231,959
	DO & Co. AG	1,531	178,885
	Erste Group Bank AG	38,045	1,362,364
*	Eurotelesites AG	9,418	31,689
	EVN AG	8,878	241,210

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
*	FACC AG	1,800	$10,987
*	Immofinanz AG	3,990	80,323
*	Immofinanz AG	11,636	0
*	Lenzing AG	3,396	132,231
	Mayr Melnhof Karton AG	1,336	157,179
	Oesterreichische Post AG	3,638	115,972
	OMV AG	32,583	1,429,032
	Palfinger AG	2,089	50,405
	POLYTEC Holding AG	2,968	12,564
	Porr Ag	6,091	72,971
*	Raiffeisen Bank International AG	13,015	188,558
*	Rosenbauer International AG	724	23,365
	Schoeller-Bleckmann Oilfield Equipment AG	671	33,908
	Semperit AG Holding	1,531	24,813
	Telekom Austria AG	37,674	263,070
	UBM Development AG	1,080	23,156
	UNIQA Insurance Group AG	12,216	98,636
	Verbund AG	3,195	277,603
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	257,933
	voestalpine AG	31,351	782,866
	Wienerberger AG	21,886	530,231
	Zumtobel Group AG	6,474	39,479

TOTAL AUSTRIA			8,050,682

BELGIUM — (1.1%)
	Ackermans & van Haaren NV	6,797	1,009,035
	Ageas SA	40,883	1,570,432
*	AGFA-Gevaert NV	41,313	66,656
*	Argenx SE, ADR	455	213,654
	Atenor	1,340	19,077
	Azelis Group NV	4,270	72,826
	Barco NV	6,310	96,883
	Bekaert SA	10,164	411,545
	bpost SA	27,871	151,129
	Cie d’Entreprises CFE	2,314	16,241
	Colruyt Group NV	14,365	594,503
	Deceuninck NV	28,149	67,374
	Deme Group NV	2,314	214,103
	D’ieteren Group	1,674	248,657
	Econocom Group SA	24,088	59,100
	Elia Group SA	4,267	405,177
	EVS Broadcast Equipment SA	1,977	55,712
	Fagron	14,748	259,182
	Gimv NV	5,419	209,549
	Greenyard NV	2,112	12,126
#	Immobel SA	938	26,079
	Ion Beam Applications	2,271	22,346
	Jensen-Group NV	1,201	39,571
	KBC Group NV	46,398	2,553,507
#	Kinepolis Group NV	3,384	166,919
	Lotus Bakeries NV	92	681,569
	Melexis NV	4,507	331,786
#*	Ontex Group NV	18,660	136,534
*	Orange Belgium SA	3,514	50,356
	Proximus SADP	40,044	331,905
	Recticel SA	11,663	104,916
	Shurgard Self Storage Ltd.	3,121	116,802
	Sipef NV	865	47,987
	Solvay SA	19,322	2,042,637

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Tessenderlo Group SA	7,810	$227,361
	UCB SA	5,672	414,850
	Umicore SA	34,819	828,443
	Van de Velde NV	1,542	52,144
	VGP NV	3,178	258,711

TOTAL BELGIUM			14,187,384

CANADA — (10.2%)
*	5N Plus, Inc.	12,100	28,794
	Acadian Timber Corp.	3,200	35,813
	ADENTRA, Inc.	2,557	46,835
	Aecon Group, Inc.	18,295	134,566
	Africa Oil Corp.	85,396	157,645
	Ag Growth International, Inc.	1,300	45,625
	AGF Management Ltd., Class B	15,987	75,165
#	Agnico Eagle Mines Ltd.	52,404	2,457,963
*	Aimia, Inc.	17,250	39,930
#*	Air Canada	18,758	226,300
#	AirBoss of America Corp.	3,978	10,815
	Alamos Gold, Inc., Class A	80,973	1,002,518
#	Algoma Central Corp.	3,100	32,839
#	Algonquin Power & Utilities Corp.	66,182	332,974
	Alimentation Couche-Tard, Inc.	46,595	2,536,475
#	AltaGas Ltd.	55,064	1,022,858
*	Altius Renewable Royalties Corp.	1,700	8,753
	Altus Group Ltd.	3,116	105,833
	Amerigo Resources Ltd.	45,106	38,381
	Andlauer Healthcare Group, Inc.	3,888	108,895
#*	Argonaut Gold, Inc.	81,374	29,340
#*	Aritzia, Inc.	18,586	289,093
*	Ascot Resources Ltd.	34,500	9,703
	Atco Ltd., Class I	10,364	265,686
*	ATS Corp.	12,469	419,904
*	AutoCanada, Inc.	4,621	79,874
	B2Gold Corp.	282,945	908,270
	Badger Infrastructure Solution	8,086	214,169
#*	Ballard Power Systems, Inc.	36,179	120,476
	Bank of Montreal	49,360	3,729,238
	Bank of Nova Scotia	69,857	2,827,542
	Barrick Gold Corp.	67,392	1,077,847
	BCE, Inc.	10,696	397,130
	Bird Construction, Inc.	9,530	73,257
	Black Diamond Group Ltd.	9,942	45,023
#*	BlackBerry Ltd.	14,000	50,120
	BMTC Group, Inc.	3,210	31,249
*	Bombardier, Inc., Class A	256	8,230
*	Bombardier, Inc., Class B	12,694	407,246
*	Bonterra Energy Corp.	6,000	29,681
	Boralex, Inc., Class A	9,066	168,735
	Boyd Group Services, Inc.	3,359	572,683
	Bridgemarq Real Estate Services	1,100	8,924
#	Brookfield Corp., Class A	61,235	1,785,000
	Brookfield Infrastructure Corp., Class A	15,537	400,091
	BRP, Inc.	5,068	342,545
*	Calfrac Well Services Ltd.	9,400	34,909
	Calian Group Ltd.	1,100	39,399
#	Cameco Corp.	11,541	472,143
	Canaccord Genuity Group, Inc.	29,719	153,658
#	Canacol Energy Ltd.	7,861	38,887

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Canada Goose Holdings, Inc.	7,291	$80,887
	Canadian Imperial Bank of Commerce	61,614	2,173,113
#	Canadian National Railway Co.	22,282	2,356,993
	Canadian Pacific Kansas City Ltd.	13,132	931,994
#	Canadian Tire Corp. Ltd., Class A	11,255	1,085,609
#	Canadian Utilities Ltd., Class A	11,365	240,454
	Canadian Utilities Ltd., Class B	500	11,660
	Canadian Western Bank	23,681	469,265
*	Canfor Corp.	14,380	147,040
*	Capstone Copper Corp.	94,775	322,580
	Cascades, Inc.	21,603	175,098
	CCL Industries, Inc., Class B	25,556	999,204
*	Celestica, Inc.	29,809	696,040
	Centerra Gold, Inc.	57,303	291,319
	CES Energy Solutions Corp.	63,787	166,971
*	CGI, Inc.	19,485	1,879,408
	CI Financial Corp.	39,644	359,347
*	Cineplex, Inc.	1,096	6,591
	Cogeco Communications, Inc.	4,447	175,154
	Cogeco, Inc.	1,876	63,771
	Colliers International Group, Inc.	5,856	531,250
	Computer Modelling Group Ltd.	21,890	144,592
	Constellation Software, Inc.	952	1,908,469
#	Corus Entertainment, Inc., Class B	54,490	25,148
	Definity Financial Corp.	4,529	125,215
#*	Denison Mines Corp.	97,775	156,525
*	Descartes Systems Group, Inc.	4,255	307,254
	Dexterra Group, Inc.	10,672	42,788
	Dollarama, Inc.	22,551	1,539,989
	Doman Building Materials Group Ltd.	22,151	107,660
*	Dorel Industries, Inc., Class B	8,016	31,214
	DREAM Unlimited Corp., Class A	9,274	113,215
	Dundee Precious Metals, Inc.	49,585	325,024
	Dye & Durham Ltd.	4,990	29,111
	Dynacor Group, Inc.	9,100	21,655
	ECN Capital Corp.	45,365	62,809
	E-L Financial Corp. Ltd.	200	122,687
*	Eldorado Gold Corp.	63,183	683,252
	Element Fleet Management Corp.	103,182	1,395,850
	Empire Co. Ltd., Class A	35,822	981,602
	Enbridge, Inc.	51,645	1,654,860
	Endeavour Mining PLC	43,160	882,960
#*	Endeavour Silver Corp.	31,151	66,663
	Enghouse Systems Ltd.	8,952	210,187
*	Ensign Energy Services, Inc.	37,617	68,900
	EQB, Inc.	8,700	431,753
*	Equinox Gold Corp.	73,994	325,319
*	ERO Copper Corp.	11,587	157,251
	Evertz Technologies Ltd.	7,206	65,214
	Exchange Income Corp.	5,458	167,863
	Exco Technologies Ltd.	6,801	35,066
#	Extendicare, Inc.	15,218	64,307
	Fairfax Financial Holdings Ltd.	2,982	2,481,570
	Fiera Capital Corp.	15,753	52,936
	Finning International, Inc.	35,635	954,892
	Firm Capital Mortgage Investment Corp.	9,400	64,666
#	First Majestic Silver Corp.	47,517	244,713
*	First Mining Gold Corp.	44,500	4,172
	First National Financial Corp.	4,125	102,920

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	First Quantum Minerals Ltd.	42,727	$495,131
	FirstService Corp.	5,794	819,734
*	Fission Uranium Corp.	72,500	48,621
*	Foraco International SA	7,600	9,974
	Forsys Metals Corp.	28,000	13,730
#	Fortis, Inc.	21,967	872,747
*	Fortuna Silver Mines, Inc.	61,117	171,563
#	Freehold Royalties Ltd.	40,700	419,107
*	Frontera Energy Corp.	5,333	45,225
#*	Galiano Gold, Inc.	35,902	18,640
*	GDI Integrated Facility Services, Inc.	3,200	86,279
	George Weston Ltd.	7,389	801,481
	GFL Environmental, Inc.	6,695	192,950
	Gibson Energy, Inc.	32,935	500,408
	Gildan Activewear, Inc.	31,411	892,376
	goeasy Ltd.	3,450	273,661
#*	GoGold Resources, Inc.	11,234	10,369
#	GoldMoney, Inc.	1,160	7,093
	Great-West Lifeco, Inc.	23,310	645,805
*	GreenFirst Forest Products, Inc., Class I	3,000	2,077
	Guardian Capital Group Ltd., Class A	5,228	149,517
	Hammond Power Solutions, Inc.	900	46,021
	Headwater Exploration, Inc.	35,140	189,035
*	Heroux-Devtek, Inc.	8,414	92,832
	High Liner Foods, Inc.	5,650	43,065
#	HLS Therapeutics, Inc.	700	2,544
	Hudbay Minerals, Inc.	83,186	362,847
Ω	Hydro One Ltd.	17,100	443,422
	iA Financial Corp., Inc.	25,000	1,454,660
*	IAMGOLD Corp.	123,812	316,952
	IGM Financial, Inc.	14,464	325,629
*	Imperial Metals Corp.	8,315	12,592
	Information Services Corp.	3,800	56,037
	Innergex Renewable Energy, Inc.	15,850	97,611
	Intact Financial Corp.	14,116	1,983,315
*	Interfor Corp.	17,669	218,004
*	Ivanhoe Mines Ltd., Class A	25,875	190,692
Ω	Jamieson Wellness, Inc.	5,532	90,834
#*	Journey Energy, Inc.	5,500	19,751
*	K92 Mining, Inc.	8,886	32,039
*	Karora Resources, Inc.	21,675	64,552
	K-Bro Linen, Inc.	1,621	36,961
#	Keyera Corp.	39,197	911,558
*	Kinaxis, Inc.	1,766	172,455
	Kinross Gold Corp.	390,138	2,036,744
*	Kiwetinohk Energy Corp.	1,200	11,422
*	Knight Therapeutics, Inc.	22,871	75,041
*	Kolibri Global Energy, Inc.	5,957	25,215
	KP Tissue, Inc.	3,500	23,825
	Labrador Iron Ore Royalty Corp.	12,609	277,321
#*	Largo, Inc.	4,043	9,476
	Lassonde Industries, Inc., Class A	2,312	229,825
	Laurentian Bank of Canada	23,773	435,431
	Leon’s Furniture Ltd.	8,006	97,856
*	Lightspeed Commerce, Inc.	37,286	464,584
	Linamar Corp.	14,028	606,540
	Loblaw Cos. Ltd.	15,654	1,280,348
	Logistec Corp., Class B	211	9,624
*	Lucara Diamond Corp.	114,752	28,135

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Lundin Gold, Inc.	17,470	$210,635
	Lundin Mining Corp.	167,701	1,047,262
	Magellan Aerospace Corp.	4,737	25,073
#	Magna International, Inc.	50,785	2,441,808
*	Mainstreet Equity Corp.	900	87,485
*	Major Drilling Group International, Inc.	13,688	72,450
*	Mandalay Resources Corp.	5,100	6,178
	Manulife Financial Corp.	113,775	1,981,960
	Maple Leaf Foods, Inc.	16,951	337,492
	Martinrea International, Inc.	23,136	190,694
*	MDA Ltd.	5,409	44,739
	Medical Facilities Corp.	6,857	45,392
	Melcor Developments Ltd.	3,200	25,891
	Methanex Corp.	14,533	599,486
	Metro, Inc.	19,368	983,817
	Morguard Corp.	700	51,240
#	MTY Food Group, Inc.	3,940	148,253
#	Mullen Group Ltd.	29,081	275,973
	National Bank of Canada	46,608	2,897,813
	Neo Performance Materials, Inc.	3,400	16,795
*	New Gold, Inc.	152,827	186,247
	NFI Group, Inc.	9,044	84,522
	North American Construction Group Ltd.	10,692	220,144
	North West Co., Inc.	11,509	293,462
	Northland Power, Inc.	49,961	702,174
	Nutrien Ltd.	55,429	2,976,560
	OceanaGold Corp.	218,495	365,537
	Onex Corp.	17,120	959,485
#	Open Text Corp.	27,373	914,237
*	Orla Mining Ltd.	32,010	98,591
	Osisko Gold Royalties Ltd.	32,526	397,487
#*	Osisko Mining, Inc.	47,703	92,534
#	Pan American Silver Corp.	70,830	1,034,818
	Park Lawn Corp.	7,200	84,681
	Parkland Corp.	39,725	1,202,277
	Pason Systems, Inc.	14,685	140,735
	Pembina Pipeline Corp.	79,776	2,455,497
	PHX Energy Services Corp.	13,038	69,198
*	Pieridae Energy Ltd.	25,800	9,860
	Pine Cliff Energy Ltd.	21,000	23,321
	Pizza Pizza Royalty Corp.	7,900	75,254
	Polaris Renewable Energy, Inc.	6,500	61,168
	PrairieSky Royalty Ltd.	50,600	888,487
*	Precision Drilling Corp.	4,318	250,526
	Premium Brands Holdings Corp.	9,260	596,166
	Primo Water Corp.	30,487	398,160
	Propel Holdings, Inc.	2,400	14,105
#	Quarterhill, Inc.	31,600	34,181
	Quebecor, Inc., Class B	25,512	526,337
	RB Global, Inc.	12,269	802,393
*	Real Matters, Inc.	10,100	35,615
#	Restaurant Brands International, Inc.	15,606	1,048,723
	Richelieu Hardware Ltd.	11,988	358,581
	Rogers Communications, Inc., Class B	35,153	1,302,604
	Rogers Sugar, Inc.	6,900	25,625
	Royal Bank of Canada	107,436	8,581,828
	Russel Metals, Inc.	18,045	449,580
*	Sangoma Technologies Corp.	1,400	4,210
	Saputo, Inc.	28,919	583,906

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Savaria Corp.	5,400	$48,286
*	Seabridge Gold, Inc.	9,312	102,060
	Secure Energy Services, Inc.	69,338	385,003
*	Shawcor Ltd.	18,763	196,458
*	Shopify, Inc., Class A	6,770	319,476
	Sienna Senior Living, Inc.	11,000	79,560
*	SilverCrest Metals, Inc.	5,437	27,022
Ω	Sleep Country Canada Holdings, Inc.	8,995	141,857
	SNC-Lavalin Group, Inc.	22,030	611,931
Ω	Spin Master Corp.	5,831	139,389
#	Sprott, Inc.	1,249	36,258
	SSR Mining, Inc.	57,515	797,163
	Stantec, Inc.	19,165	1,172,453
	Stella-Jones, Inc.	15,995	837,842
*Ω	STEP Energy Services Ltd.	6,300	19,853
	StorageVault Canada, Inc.	16,647	51,619
	Sun Life Financial, Inc.	31,995	1,461,224
*	SunOpta, Inc.	4,792	18,327
	Superior Plus Corp.	35,286	237,148
	Supremex, Inc.	2,200	6,663
	Sylogist Ltd.	3,900	20,361
	Tamarack Valley Energy Ltd.	138,148	417,408
#*	Taseko Mines Ltd.	48,479	51,739
	TELUS Corp.	2,996	48,308
	TELUS Corp.	5,907	95,245
*	TELUS International CDA, Inc.	1,925	12,327
	TerraVest Industries, Inc.	1,300	30,692
	TFI International, Inc.	10,280	1,137,222
#	Thomson Reuters Corp.	4,086	489,830
#	Tidewater Midstream & Infrastructure Ltd.	71,300	51,929
	Timbercreek Financial Corp.	20,935	87,107
	TMX Group Ltd.	20,943	436,152
	Topaz Energy Corp.	1,548	23,665
*	Torex Gold Resources, Inc.	18,990	183,087
	Toromont Industries Ltd.	14,130	1,063,762
	Toronto-Dominion Bank	63,714	3,557,915
	Total Energy Services, Inc.	11,308	67,518
*	Transat AT, Inc., Class A	3,400	7,380
#	Transcontinental, Inc., Class A	20,424	150,372
	Trican Well Service Ltd.	61,315	207,369
	Tricon Residential, Inc.	34,591	229,246
	Triple Flag Precious Metals Corp.	6,167	78,867
*	Trisura Group Ltd.	5,012	110,197
	Vecima Networks, Inc.	1,615	19,076
	VersaBank	2,400	17,930
*	Victoria Gold Corp.	11,300	47,180
*	Viemed Healthcare, Inc.	5,400	34,111
*	Vitalhub Corp.	6,200	12,451
	Wajax Corp.	6,875	148,035
	Waste Connections, Inc.	6,501	841,879
*	Wesdome Gold Mines Ltd.	21,184	113,348
	West Fraser Timber Co. Ltd.	22,356	1,508,778
	Western Forest Products, Inc.	95,411	49,537
	Westshore Terminals Investment Corp.	8,046	135,710
#	Wheaton Precious Metals Corp.	10,038	424,105
#*	WildBrain Ltd.	21,563	21,147
	Winpak Ltd.	6,205	168,957
	WSP Global, Inc.	9,002	1,178,131
*	Yangarra Resources Ltd.	16,900	21,083

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Yellow Pages Ltd.	3,807	$31,927

TOTAL CANADA			131,914,258

CHINA — (0.0%)
*	AustAsia Group Ltd.	31,206	6,530
	China Gold International Resources Corp. Ltd.	56,934	242,229
*	Fountain SET Holdings Ltd.	96,000	4,911
	SIIC Environment Holdings Ltd.	305,800	43,515

TOTAL CHINA			297,185

DENMARK — (1.7%)
*	ALK-Abello AS	22,280	247,317
	Alm Brand AS	198,447	287,211
#*	Ambu AS, Class B	31,715	313,004
	AP Moller — Maersk AS, Class A	150	244,914
	AP Moller — Maersk AS, Class B	178	296,589
*	Bang & Olufsen AS	27,144	33,198
	BankNordik P	1,197	26,900
#*	Bavarian Nordic AS	16,862	321,397
*	Brodrene Hartmann AS	947	47,148
#	cBrain AS	1,564	40,463
	Chr Hansen Holding AS	16,179	1,104,050
	Coloplast AS, Class B	11,602	1,209,906
	Columbus AS	25,009	21,623
	D/S Norden AS	6,279	356,750
	Danske Bank AS	61,163	1,434,806
*	Demant AS	18,106	690,916
	Dfds AS	9,894	285,810
	DSV AS	10,088	1,507,560
	FLSmidth & Co. AS	14,063	527,404
*	GN Store Nord AS	31,954	533,200
#	GronlandsBANKEN AS	259	22,591
*	H+H International AS, Class B	3,579	40,529
	ISS AS	34,147	494,192
	Jeudan AS	1,620	52,595
*	Jyske Bank AS	15,613	1,100,316
	Matas AS	10,756	140,044
#*Ω	Netcompany Group AS	12,580	393,613
*	Nilfisk Holding AS	3,180	51,122
*	NKT AS	14,984	753,384
*Ω	NNIT AS	3,366	38,668
	North Media AS	2,064	16,725
*	NTG Nordic Transport Group AS, Class A	1,316	52,234
Ω	Orsted AS	4,517	218,257
	Pandora AS	21,448	2,432,643
	Parken Sport & Entertainment AS	1,139	20,017
	Per Aarsleff Holding AS	4,795	209,735
	Ringkjoebing Landbobank AS	7,641	1,041,459
	Rockwool AS, Class A	1,003	222,117
	Rockwool AS, Class B	2,447	544,513
*	RTX AS	1,768	18,684
	Schouw & Co. AS	3,662	225,991
	Solar AS, Class B	1,580	94,288
	SP Group AS	1,755	49,782
	Spar Nord Bank AS	24,008	363,760
	Sparekassen Sjaelland-Fyn AS	1,955	57,392
	Sydbank AS	16,028	696,251
*	TCM Group AS	1,798	10,035

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Tivoli AS	661	$68,041
	Topdanmark AS	12,033	539,368
	TORM PLC, Class A	10,144	309,576
	Tryg AS	55,216	1,078,234
	UIE PLC	3,870	98,802
*	Vestas Wind Systems AS	52,088	1,128,995

TOTAL DENMARK			22,114,119

FINLAND — (1.6%)
	Aktia Bank OYJ	15,644	147,771
	Alandsbanken Abp, Class B	1,334	44,886
	Alma Media OYJ	6,819	63,014
	Aspo OYJ	5,171	32,272
	Atria OYJ	4,031	44,438
	Cargotec OYJ, Class B	9,960	393,142
	Caverion OYJ	4,885	44,124
	Citycon OYJ	11,056	58,479
	Digia OYJ	3,511	18,582
	Elisa OYJ	21,312	904,169
Ω	Enento Group OYJ	2,714	48,300
	eQ OYJ	1,501	23,250
	Fiskars OYJ Abp	6,389	97,857
	F-Secure OYJ	15,090	27,192
#	Gofore OYJ	928	21,510
	Harvia OYJ	3,039	74,886
	Huhtamaki OYJ	22,410	770,370
	Ilkka OYJ	2,909	9,053
*	Incap OYJ	2,299	14,491
	Kamux Corp.	5,559	30,031
	Kemira OYJ	29,190	472,617
	Kesko OYJ, Class A	17,824	307,250
	Kesko OYJ, Class B	68,438	1,157,388
	Kojamo OYJ	15,716	134,259
	Kone OYJ, Class B	27,467	1,189,413
	Konecranes OYJ	17,697	580,253
#	Lassila & Tikanoja OYJ	7,680	76,127
*	Mandatum OYJ	29,731	114,886
	Marimekko OYJ	8,031	92,678
	Metsa Board OYJ, Class B	34,526	261,419
	Metso OYJ	106,308	936,619
	Musti Group OYJ	6,146	121,259
	Neste OYJ	23,356	784,947
	Nokia OYJ	287,220	956,638
#	Nokia OYJ, Sponsored ADR	99,322	328,756
#	Nokian Renkaat OYJ	33,877	256,197
	Nordea Bank Abp	181,655	1,913,644
	Oma Saastopankki OYJ	1,214	26,727
	Oriola OYJ, Class A	2,227	2,513
	Oriola OYJ, Class B	38,503	37,627
#	Outokumpu OYJ	96,285	395,084
	Ponsse OYJ	2,973	78,138
	Puuilo OYJ	5,027	42,095
*	QT Group OYJ	3,073	179,757
	Raisio OYJ, Class V	36,963	77,565
	Rapala VMC OYJ	1,151	3,409
	Revenio Group OYJ	5,089	118,407
	Sampo OYJ, Class A	29,731	1,169,285
	Sanoma OYJ	21,019	162,739
	Scanfil OYJ	2,122	17,133

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Stora Enso OYJ, Class R	93,079	$1,118,660
	Taaleri OYJ	2,512	22,427
#	Talenom OYJ	3,569	19,367
	TietoEVRY OYJ	35,939	753,984
	Tokmanni Group Corp.	12,950	174,871
	UPM-Kymmene OYJ	52,586	1,770,882
	Uponor OYJ	16,500	499,910
	Vaisala OYJ, Class A	4,036	137,538
	Valmet OYJ	37,202	834,863
	Verkkokauppa.com OYJ	1,932	4,972
	Wartsila OYJ Abp	49,352	588,947
	YIT OYJ	30,708	54,643

TOTAL FINLAND			20,843,710

FRANCE — (7.9%)
	ABC arbitrage	6,472	33,130
	Accor SA	31,299	998,520
	Aeroports de Paris SA	5,701	640,215
*	Air France-KLM	8,898	100,646
	Air Liquide SA	2,582	442,431
	Airbus SE	23,160	3,105,204
	AKWEL SADIR	2,771	42,624
Ω	ALD SA	43,743	294,231
	Alstom SA	51,062	691,505
	Altamir	3,848	103,036
	Alten SA	7,390	872,966
Ω	Amundi SA	10,225	534,147
*Ω	Aramis Group SAS	2,426	8,273
	Arkema SA	15,228	1,426,906
	Assystem SA	1,573	62,863
#*	Atos SE	25,226	176,879
	Aubay	1,418	47,522
	AXA SA	74,839	2,217,511
	Axway Software SA	2,380	57,402
*	Bastide le Confort Medical	789	17,424
	Beneteau SACA	9,994	120,589
	BioMerieux	5,813	558,120
	BNP Paribas SA	45,758	2,631,268
	Boiron SA	1,017	42,427
	Bollore SE	83,620	456,485
	Bonduelle SCA	3,955	41,890
*††	Bourbon Corp. SA	3,477	0
	Bouygues SA	46,446	1,633,924
	Bureau Veritas SA	55,955	1,274,530
	Capgemini SE	20,877	3,689,568
	Carrefour SA	133,723	2,344,360
	Catana Group	5,629	34,027
	CBo Territoria	5,862	21,894
*	Cegedim SA	1,934	35,199
*	CGG SA	219,297	155,168
#	Chargeurs SA	4,566	35,440
	Cie de Saint-Gobain SA	49,501	2,694,545
	Cie des Alpes	4,354	61,170
	Cie Generale des Etablissements Michelin SCA	81,354	2,416,901
	Cie Plastic Omnium SE	15,935	179,173
#	Clariane SE	17,792	67,234
	Coface SA	31,407	378,934
	Credit Agricole SA	63,648	768,543
	Danone SA	17,675	1,051,494

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Dassault Systemes SE	10,358	$426,681
	Derichebourg SA	27,761	120,337
	Edenred SE	18,447	981,961
	Eiffage SA	21,143	1,918,739
*	Ekinops SAS	1,391	6,408
#*Ω	Elior Group SA	38,073	72,240
	Elis SA	54,101	887,255
	Engie SA	145,845	2,319,648
	Equasens	1,085	74,337
	Eramet SA	2,037	141,059
*	ESI Group	103	16,239
	EssilorLuxottica SA	7,122	1,289,676
	Eurazeo SE	11,992	676,069
Ω	Euronext NV	13,968	974,108
#	Eutelsat Communications SACA	30,479	130,154
*	Exclusive Networks SA	3,642	57,915
	Fnac Darty SA	3,534	83,077
*	Forvia SE	45,923	773,920
	Gaztransport Et Technigaz SA	7,430	950,371
	Getlink SE	49,992	807,305
	GL Events SACA	2,690	45,961
	Groupe Crit SA	826	54,198
	Guerbet	2,118	38,773
	Hermes International SCA	1,336	2,492,742
*	ID Logistics Group SACA	660	178,831
	Imerys SA	8,616	228,456
	Infotel SA	935	42,955
	Interparfums SA	385	18,187
	Ipsen SA	8,567	1,012,555
	IPSOS SA	11,077	538,315
	Jacquet Metals SACA	3,858	61,255
*	JCDecaux SE	14,532	227,343
	Kaufman & Broad SA	3,216	85,568
	Kering SA	3,867	1,572,715
	Lacroix Group SA	463	12,986
	Lectra	5,304	134,415
	Legrand SA	13,873	1,200,103
	Linedata Services	158	8,663
	LISI SA	2,450	56,717
	LNA Sante SA	1,295	27,776
	L’Oreal SA	8,848	3,719,084
*	Lumibird	1,386	19,872
	LVMH Moet Hennessy Louis Vuitton SE	14,037	10,049,514
Ω	Maisons du Monde SA	7,630	38,368
	Manitou BF SA	2,842	59,985
	Mersen SA	6,067	201,440
	Metropole Television SA	7,090	88,866
Ω	Neoen SA	10,014	264,439
	Nexans SA	6,710	475,331
	Nexity SA	10,639	148,653
	NRJ Group	4,221	28,771
	Oeneo SA	3,475	47,822
*	OL Groupe SA	687	1,512
	Orange SA	453,437	5,333,345
*	Pierre Et Vacances SA	14,537	19,513
#*	Prodways Group SA	1,441	1,418
	Publicis Groupe SA	19,441	1,480,302
	Quadient SA	8,592	179,635
*††	Recylex SA	3,158	0

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Renault SA	38,032	$1,334,323
	Rexel SA	70,679	1,443,461
	Robertet SA	45	36,646
	Rubis SCA	12,922	281,345
	Safran SA	14,835	2,317,516
	Samse SACA	106	17,617
	Savencia SA	1,171	68,654
	Schneider Electric SE	9,375	1,442,412
	SCOR SE	39,851	1,189,730
	SEB SA	5,068	501,156
	Seche Environnement SACA	643	66,266
	SES SA	107,982	630,020
#*	SES-imagotag SA	322	32,238
*Ω	SMCP SA	10,385	36,918
	Societe BIC SA	6,698	420,421
	Societe Generale SA	62,054	1,394,463
	Societe LDC SADIR	707	92,754
	Societe pour l’Informatique Industrielle	2,258	107,417
*	SOITEC	3,370	502,950
	Sopra Steria Group SACA	3,410	612,308
	SPIE SA	34,312	902,320
*Ω	SRP Groupe SA	5,370	5,799
	Stef SA	1,222	131,413
	STMicroelectronics NV	39,978	1,523,965
	STMicroelectronics NV	15,444	586,563
	Sword Group	2,115	76,874
	Synergie SE	2,431	76,265
	Technip Energies NV	34,348	752,556
	Teleperformance SE	5,587	642,738
#	Television Francaise 1 SA	14,108	99,531
	Thermador Groupe	1,879	133,547
	Tikehau Capital SCA	5,921	122,173
	Totalenergies EP Gabon	250	42,060
	Trigano SA	1,803	236,764
*	Ubisoft Entertainment SA	20,958	597,592
	Valeo SE	60,132	794,529
*	Vallourec SACA	49,849	598,701
#*	Vantiva SA	3,412	467
	Veolia Environnement SA	35,647	976,742
Ω	Verallia SA	19,194	624,120
	Vinci SA	30,540	3,376,943
	Virbac SACA	786	225,683
	Vivendi SE	104,413	936,323
*	Voltalia SA	5,971	49,934
	Wavestone	1,568	71,326
*Ω	Worldline SA	34,258	435,620
*Ω	X-Fab Silicon Foundries SE	13,964	126,517

TOTAL FRANCE			102,145,881

GERMANY — (6.6%)
	1&1 AG	10,098	173,698
	3U Holding AG	4,272	10,577
	7C Solarparken AG	14,165	48,547
	Adesso SE	821	77,618
	adidas AG	8,803	1,565,242
*	Adtran Networks SE	552	11,677
	All for One Group SE	614	23,793
#	Allgeier SE	1,476	33,330
	Allianz SE	15,593	3,652,543

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	AlzChem Group AG	905	$21,177
	Amadeus Fire AG	1,214	140,185
#*	Aroundtown SA	115,812	261,715
	Atoss Software AG	1,196	252,687
Ω	Aumann AG	2,303	30,732
	Aurubis AG	9,731	802,194
#*Ω	Auto1 Group SE	7,864	46,289
	BASF SE	69,592	3,215,648
	Basler AG	2,115	17,483
	Bayerische Motoren Werke AG	31,610	2,939,866
	BayWa AG	4,809	160,536
	Bechtle AG	20,293	906,951
Ω	Befesa SA	7,881	230,546
	Bertrandt AG	1,410	67,998
	Bijou Brigitte AG	1,184	43,529
	Bilfinger SE	7,107	260,832
*	Borussia Dortmund GmbH & Co. KGaA	22,581	88,874
#	BRANICKS Group AG	8,141	33,688
	Brenntag SE	30,626	2,277,398
	CANCOM SE	5,932	148,100
	Carl Zeiss Meditec AG	2,358	204,751
*	Ceconomy AG	39,377	74,924
	CENIT AG	1,138	14,295
	Cewe Stiftung & Co. KGAA	1,993	180,875
	Commerzbank AG	168,370	1,815,964
	CompuGroup Medical SE & Co. KgaA	5,412	198,441
	Continental AG	9,668	631,214
*Ω	Covestro AG	36,371	1,842,634
	CropEnergies AG	9,615	82,789
	CTS Eventim AG & Co. KGaA	13,951	844,679
	Daimler Truck Holding AG	58,872	1,849,771
*Ω	Delivery Hero SE	9,747	249,095
	Deutsche Bank AG	183,602	2,021,458
	Deutsche Beteiligungs AG	3,648	108,303
	Deutsche Boerse AG	10,251	1,687,279
	Deutsche EuroShop AG	1,616	29,357
*	Deutsche Lufthansa AG	28,532	200,066
#Ω	Deutsche Pfandbriefbank AG	37,082	248,018
	Deutsche Post AG	99,822	3,897,400
	Deutsche Telekom AG	341,259	7,406,571
	Deutsche Wohnen SE	5,597	120,438
	Deutz AG	16,578	67,187
	DMG Mori AG	542	24,765
*	Dr Hoenle AG	981	18,565
	Draegerwerk AG & Co. KGaA	933	42,028
	Duerr AG	13,206	271,720
Ω	DWS Group GmbH & Co. KGaA	7,531	221,065
	E.ON SE	134,719	1,602,903
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,712	106,987
	EDAG Engineering Group AG	3,367	44,568
#	Elmos Semiconductor SE	2,333	153,093
	ElringKlinger AG	8,030	45,313
*	Encavis AG	20,225	264,110
	Energiekontor AG	2,205	163,001
	Evonik Industries AG	40,645	748,066
	Fabasoft AG	710	13,166
	Fielmann Group AG	5,128	220,882
*	flatexDEGIRO AG	16,284	165,169
	FORTEC Elektronik AG	65	1,582

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Fraport AG Frankfurt Airport Services Worldwide	10,273	$510,563
	Freenet AG	34,940	886,879
	Fresenius Medical Care AG & Co. KGaA	40,088	1,331,970
	FUCHS SE	5,165	173,462
	GEA Group AG	30,605	1,046,704
	Gerresheimer AG	8,537	796,273
	Gesco SE	2,374	52,537
	GFT Technologies SE	5,152	154,170
*	Grand City Properties SA	13,094	117,088
	GRENKE AG	5,586	119,709
	H&R GmbH & Co. KGaA	3,109	15,565
#	Hamburger Hafen und Logistik AG	6,797	120,693
	Hannover Rueck SE	4,636	1,023,691
#Ω	Hapag-Lloyd AG	2,682	387,911
#*	Heidelberger Druckmaschinen AG	64,962	77,927
	Hella GmbH & Co. KGaA	1,907	145,227
*	HelloFresh SE	36,463	797,562
	Henkel AG & Co. KGaA	6,560	414,594
	Hensoldt AG	9,822	291,048
*	Highlight Communications AG	1,578	4,599
	HOCHTIEF AG	7,024	727,631
	Hornbach Holding AG & Co. KGaA	2,894	172,783
	Hugo Boss AG	14,055	822,006
	Indus Holding AG	5,852	113,948
	Infineon Technologies AG	74,221	2,168,011
	Init Innovation in Traffic Systems SE	1,284	35,073
Ω	Instone Real Estate Group SE	7,772	44,356
	IVU Traffic Technologies AG	778	11,495
	Jenoptik AG	7,840	186,225
Ω	JOST Werke SE	3,281	150,554
	K+S AG	12,115	203,668
*	Katek SE	1,480	16,200
	KION Group AG	19,709	604,713
	Kloeckner & Co. SE	17,958	183,317
	Knaus Tabbert AG	887	40,607
	Knorr-Bremse AG	9,394	524,697
*	Koenig & Bauer AG	4,031	45,992
	Kontron AG	10,332	208,256
	Krones AG	3,375	328,971
	KWS Saat SE & Co. KGaA	2,056	116,429
	Lanxess AG	13,423	307,582
*	LEG Immobilien SE	10,606	662,998
	Leifheit AG	1,652	27,422
*	LPKF Laser & Electronics SE	2,771	21,070
#*	MAX Automation SE	1,137	6,980
#*	Medios AG	2,754	43,363
	Mercedes-Benz Group AG	98,376	5,787,878
*	METRO AG	34,474	219,104
	MLP SE	19,862	96,219
	MTU Aero Engines AG	7,998	1,503,277
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,128	1,656,599
	Mutares SE & Co. KGaA	2,686	80,923
#*	Nagarro SE	1,826	128,928
	Nemetschek SE	9,480	708,377
	New Work SE	642	45,949
	Nexus AG	1,808	88,218
	Norma Group SE	8,016	141,422
	OHB SE	1,146	51,838
	Patrizia SE	11,415	92,385

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Pfeiffer Vacuum Technology AG	716	$110,650
	PNE AG	17,907	227,449
*	ProCredit Holding AG	3,788	27,196
#	ProSiebenSat.1 Media SE	36,207	203,091
	PSI Software SE	2,436	57,456
	Puma SE	22,565	1,278,716
*	PVA TePla AG	2,616	39,774
	PWO AG	549	17,262
*	q.beyond AG	24,716	14,912
	Rational AG	770	439,115
*Ω	Redcare Pharmacy NV	468	52,404
	RTL Group SA	6,944	242,874
	SAF-Holland SE	6,237	83,387
	Salzgitter AG	7,818	195,348
	SAP SE	8,508	1,141,198
Ω	Scout24 SE	3,213	197,664
	Secunet Security Networks AG	415	56,389
#*	SGL Carbon SE	12,199	75,122
	Siltronic AG	5,242	450,410
	Sixt SE	3,748	323,375
*	SMA Solar Technology AG	3,324	204,226
	Stabilus SE	4,609	292,653
	Stemmer Imaging AG	320	8,801
	STRATEC SE	477	22,004
	Stroeer SE & Co. KGaA	7,094	324,969
	Suedzucker AG	20,485	310,324
	SUESS MicroTec SE	3,494	60,512
	Surteco Group SE	989	16,121
	Symrise AG	4,463	456,071
	Synlab AG	3,588	37,651
*	TAG Immobilien AG	24,904	272,300
	Takkt AG	7,339	94,024
*	Talanx AG	9,884	622,882
*Ω	TeamViewer SE	27,471	422,673
	Technotrans SE	1,771	31,000
	Telefonica Deutschland Holding AG	232,961	396,051
	thyssenkrupp AG	139,522	972,421
	United Internet AG	17,601	366,513
	USU Software AG	419	7,763
#	VERBIO Vereinigte BioEnergie AG	6,536	221,185
*	Vitesco Technologies Group AG, Class A	5,409	529,071
	Volkswagen AG	2,793	322,870
	Vonovia SE	35,467	816,524
	Vossloh AG	2,156	83,748
	Wacker Chemie AG	4,564	560,108
	Wacker Neuson SE	8,347	153,171
	Washtec AG	2,863	90,701
*	Westwing Group SE	2,342	17,789
	Wuestenrot & Wuerttembergische AG	6,832	94,965
*Ω	Zalando SE	8,326	194,749

TOTAL GERMANY			85,507,213

HONG KONG — (2.0%)
	Aeon Credit Service Asia Co. Ltd.	38,000	26,143
	AIA Group Ltd.	601,000	5,218,966
#*	Aidigong Maternal & Child Health Ltd.	352,000	11,167
	Allied Group Ltd.	50,000	10,350
	Analogue Holdings Ltd.	58,000	9,784
	APAC Resources Ltd.	24,000	3,275

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Apollo Future Mobility Group Ltd.	412,000	$1,424
	Asia Financial Holdings Ltd.	40,000	16,215
	ASMPT Ltd.	74,300	629,288
	Bank of East Asia Ltd.	216,519	257,145
	Best Mart 360 Holdings Ltd.	40,000	9,205
*	Blue River Holdings Ltd.	120,000	6,897
	BOC Hong Kong Holdings Ltd.	196,500	519,652
	Bright Smart Securities & Commodities Group Ltd.	140,000	24,185
*††	Brightoil Petroleum Holdings Ltd.	444,000	0
*††	Burwill Holdings Ltd.	1,052,000	0
	Cafe de Coral Holdings Ltd.	78,000	98,240
*	Cathay Pacific Airways Ltd.	298,000	299,577
	Chevalier International Holdings Ltd.	12,000	8,950
*	China Energy Development Holdings Ltd.	1,680,000	17,392
	China Motor Bus Co. Ltd.	1,400	10,766
#*	China Star Entertainment Ltd.	180,000	18,435
*	Chinese Estates Holdings Ltd.	121,000	23,519
	Chow Sang Sang Holdings International Ltd.	86,000	98,859
	Chow Tai Fook Jewellery Group Ltd.	189,600	267,739
	CITIC Telecom International Holdings Ltd.	532,000	202,834
	CK Asset Holdings Ltd.	152,069	760,090
	CK Hutchison Holdings Ltd.	137,000	693,533
#	CK Life Sciences International Holdings, Inc.	264,000	23,636
*	C-Mer Eye Care Holdings Ltd.	76,000	37,142
#††	Convoy, Inc.	576,000	2,304
#*	Cowell e Holdings, Inc.	74,000	177,534
Ω	Crystal International Group Ltd.	111,500	33,796
*	CSC Holdings Ltd.	2,830,000	10,572
	CSI Properties Ltd.	1,190,000	15,966
	Dah Sing Banking Group Ltd.	113,728	74,611
	Dah Sing Financial Holdings Ltd.	44,920	101,679
	Dickson Concepts International Ltd.	43,500	21,587
	Dynamic Holdings Ltd.	10,000	11,557
	Eagle Nice International Holdings Ltd.	74,000	42,588
	Emperor Watch & Jewellery Ltd.	810,000	17,709
*	ENM Holdings Ltd.	376,000	13,669
*	Esprit Holdings Ltd.	596,750	25,231
Ω	ESR Group Ltd.	196,200	252,096
*	Eternity Investment Ltd.	590,000	4,062
	Fairwood Holdings Ltd.	19,000	26,056
	Far East Consortium International Ltd.	300,378	61,813
	Far East Hotels & Entertainment Ltd.	122,000	14,204
*Ω	FIT Hon Teng Ltd.	322,000	43,183
*Ω	Frontage Holdings Corp.	164,000	40,807
	FSE Lifestyle Services Ltd.	29,000	21,625
	Get Nice Financial Group Ltd.	101,500	8,292
	Giordano International Ltd.	260,000	74,091
	Glorious Sun Enterprises Ltd.	80,000	8,395
*	Gold Fin Holdings	38,000	0
	Golden Resources Development International Ltd.	144,000	11,054
*††	Good Resources Holdings, Ltd.	410,000	0
*	GR Life Style Company Ltd.	170,000	10,396
	Great Eagle Holdings Ltd.	52,520	85,591
	G-Resources Group Ltd.	113,760	26,438
	Guotai Junan International Holdings Ltd.	719,000	57,013
*	Haitong International Securities Group Ltd.	684,152	123,449
	Hang Lung Group Ltd.	179,000	238,416
	Hang Lung Properties Ltd.	255,000	335,187
	Hang Seng Bank Ltd.	22,500	257,244

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hanison Construction Holdings Ltd.	26,565	$2,871
	Hao Tian International Construction Investment Group Ltd.	136,000	16,919
	HKBN Ltd.	196,500	68,072
	HKT Trust & HKT Ltd.	807,000	835,878
	Hon Kwok Land Investment Co. Ltd.	38,000	8,193
	Hong Kong Exchanges & Clearing Ltd.	49,740	1,740,037
	Hong Kong Ferry Holdings Co. Ltd.	28,000	16,315
#*	Hong Kong Technology Venture Co. Ltd.	107,000	38,319
*	Hongkong & Shanghai Hotels Ltd.	106,511	82,074
Ω	Honma Golf Ltd.	25,000	10,371
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	45,675
	Hysan Development Co. Ltd.	82,000	150,942
*	IGG, Inc.	145,000	51,007
*	Imagi International Holdings Ltd.	15,500	4,146
Ω	Impro Precision Industries Ltd.	36,000	9,703
	International Housewares Retail Co. Ltd.	91,000	24,892
*	ITC Properties Group Ltd.	124,018	10,918
	Johnson Electric Holdings Ltd.	87,275	108,265
	K Wah International Holdings Ltd.	256,000	68,739
*	Kader Holdings Co. Ltd.	102,000	5,395
	Karrie International Holdings Ltd.	166,000	11,896
	Kerry Logistics Network Ltd.	113,000	95,840
	Kerry Properties Ltd.	130,500	219,604
	Kowloon Development Co. Ltd.	101,000	89,000
	KRP Development Holdings Ltd.	41,500	4,951
*	Lai Sun Development Co. Ltd.	82,680	9,746
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	343,500	29,872
	Liu Chong Hing Investment Ltd.	46,000	31,892
	L’Occitane International SA	93,500	240,316
	Luk Fook Holdings International Ltd.	70,000	173,656
	Man Wah Holdings Ltd.	408,400	253,645
*††	Master Glory GP	163,500	0
	MECOM Power & Construction Ltd.	221,747	12,043
#*††	MH Development NPV	28,000	0
	Miramar Hotel & Investment	47,000	59,494
	Modern Dental Group Ltd.	72,000	31,068
	MTR Corp. Ltd.	40,420	151,097
*	NEW Concepts Holdings Ltd.	136,000	12,206
	New World Development Co. Ltd.	248,270	455,655
*††	NewOcean Energy Holdings Ltd.	238,000	213
	Nissin Foods Co. Ltd.	61,000	46,580
	Oriental Watch Holdings	83,457	40,236
*	Oshidori International Holdings Ltd.	1,002,000	28,156
	Pacific Basin Shipping Ltd.	1,262,000	365,189
	Pacific Textiles Holdings Ltd.	267,000	50,879
	PC Partner Group Ltd.	60,000	24,036
	PCCW Ltd.	838,797	410,539
	Pentamaster International Ltd.	144,000	16,580
	Perfect Medical Health Management Ltd.	88,000	41,336
	Pico Far East Holdings Ltd.	162,000	28,408
	Plover Bay Technologies Ltd.	56,000	15,989
	Power Assets Holdings Ltd.	70,000	334,658
	PRADA SpA	52,100	313,853
	Public Financial Holdings Ltd.	104,000	23,554
#*	Realord Group Holdings Ltd.	72,000	53,097
*	Regal Hotels International Holdings Ltd.	76,000	26,246
Ω	Regina Miracle International Holdings Ltd.	87,000	25,934
*	Sa Sa International Holdings Ltd.	66,000	8,616
*Ω	Samsonite International SA	276,000	854,804

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	SAS Dragon Holdings Ltd.	64,000	$27,949
	SEA Holdings Ltd.	47,706	11,430
*	Shangri-La Asia Ltd.	290,000	185,013
*	Shun Tak Holdings Ltd.	394,000	51,391
	Singamas Container Holdings Ltd.	386,000	26,682
	Sino Land Co. Ltd.	471,688	470,899
	SITC International Holdings Co. Ltd.	306,000	471,364
	SmarTone Telecommunications Holdings Ltd.	92,500	48,249
#*	Solomon Systech International Ltd.	272,000	11,137
	Soundwill Holdings Ltd.	25,500	18,697
	Stella International Holdings Ltd.	118,500	133,819
	Sun Hung Kai & Co. Ltd.	139,000	46,393
	Sun Hung Kai Properties Ltd.	48,696	500,045
	SUNeVision Holdings Ltd.	170,000	63,232
	Swire Pacific Ltd., Class A	61,500	392,852
	Swire Pacific Ltd., Class B	92,500	94,970
	Swire Properties Ltd.	54,200	104,942
	TAI Cheung Holdings Ltd.	82,000	33,507
	Techtronic Industries Co. Ltd.	106,000	967,730
*	Television Broadcasts Ltd.	75,400	34,832
	Texhong International Group Ltd.	64,500	35,166
	Texwinca Holdings Ltd.	224,000	29,777
*	Theme International Holdings Ltd.	1,010,000	74,932
*	TOM Group Ltd.	250,000	21,476
#*	Tongda Group Holdings Ltd.	1,450,000	20,226
	Town Health International Medical Group Ltd.	538,998	22,061
	Tradelink Electronic Commerce Ltd.	164,000	18,467
	Transport International Holdings Ltd.	59,364	72,912
	United Laboratories International Holdings Ltd.	256,000	261,320
	Value Partners Group Ltd.	149,000	51,500
	Vitasoy International Holdings Ltd.	88,000	108,564
	VSTECS Holdings Ltd.	196,000	99,107
	VTech Holdings Ltd.	37,100	215,878
	Wang On Group Ltd.	3,440,000	17,960
Ω	WH Group Ltd.	1,997,925	1,193,227
	Wharf Real Estate Investment Co. Ltd.	82,000	286,839
	Wing On Co. International Ltd.	9,000	13,865
	Wing Tai Properties Ltd.	62,000	22,897
*	Xingye Alloy Materials Group Ltd.	95,000	12,818
	Yue Yuen Industrial Holdings Ltd.	164,500	192,331
*	Zhaobangji Lifestyle Holdings Ltd.	328,000	9,569

TOTAL HONG KONG			25,918,263

IRELAND — (0.6%)
	AIB Group PLC	214,111	929,568
	Bank of Ireland Group PLC	232,983	2,087,926
	Cairn Homes PLC	190,398	224,842
	Dalata Hotel Group PLC	41,739	177,309
	FBD Holdings PLC	6,986	86,545
	Glanbia PLC	49,494	779,483
*Ω	Glenveagh Properties PLC	138,603	133,795
	Irish Continental Group PLC	52,931	241,498
	Kingspan Group PLC	21,831	1,469,201
*	Permanent TSB Group Holdings PLC	22,577	44,841
	Smurfit Kappa Group PLC	51,867	1,690,653

TOTAL IRELAND			7,865,661

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (0.8%)
	Adgar Investment & Development Ltd.	12,287	$12,381
*	AFI Properties Ltd.	1,879	50,724
	Africa Israel Residences Ltd.	894	37,909
*	Airport City Ltd.	8,088	106,507
	Alony Hetz Properties & Investments Ltd.	12,913	62,993
	Alrov Properties & Lodgings Ltd.	1,668	47,163
	Amot Investments Ltd.	12,245	51,280
	Arad Ltd.	2,441	34,412
#*	Argo Properties NV	2,212	27,199
*	Ashdod Refinery Ltd.	2,235	43,883
	Ashtrom Group Ltd.	5,158	55,572
	AudioCodes Ltd.	2,248	17,669
	Aura Investments Ltd.	10,607	22,059
	Automatic Bank Services Ltd.	2,578	8,011
*	Azorim-Investment Development & Construction Co. Ltd.	13,323	41,767
	Azrieli Group Ltd.	1,019	43,875
	Bank Hapoalim BM	96,606	691,018
	Bank Leumi Le-Israel BM	144,584	931,253
	Bet Shemesh Engines Holdings 1997 Ltd.	851	19,503
	Bezeq The Israeli Telecommunication Corp. Ltd.	223,005	274,407
*	Big Shopping Centers Ltd.	717	50,256
	Blue Square Real Estate Ltd.	677	33,175
*	Brack Capital Properties NV	402	22,790
*	Camtek Ltd.	1,752	91,290
	Carasso Motors Ltd.	7,213	21,197
*	Cellcom Israel Ltd.	24,764	60,575
*	Ceragon Networks Ltd.	7,505	12,759
*	Clal Insurance Enterprises Holdings Ltd.	16,574	207,044
*	Compugen Ltd.	2,478	1,827
	Danel Adir Yeoshua Ltd.	1,482	106,400
	Delek Automotive Systems Ltd.	13,146	60,769
	Delta Galil Ltd.	3,106	98,287
	Diplomat Holdings Ltd.	1,213	7,980
	Dor Alon Energy in Israel 1988 Ltd.	859	13,176
*	Doral Group Renewable Energy Resources Ltd.	7,066	9,495
*	El Al Israel Airlines	21,235	15,129
	Electra Consumer Products 1970 Ltd.	2,172	31,506
	Electra Ltd.	372	117,848
	Electra Real Estate Ltd.	4,087	32,955
*	Ellomay Capital Ltd.	322	3,604
	Energix-Renewable Energies Ltd.	20,103	48,916
*	Enlight Renewable Energy Ltd.	5,996	80,788
*	Fattal Holdings 1998 Ltd.	1,388	114,827
	First International Bank Of Israel Ltd.	6,911	235,249
	FMS Enterprises Migun Ltd.	794	24,699
	Formula Systems 1985 Ltd.	2,553	144,718
	Fox Wizel Ltd.	2,057	116,794
	Gav-Yam Lands Corp. Ltd.	10,333	58,457
*	Gilat Satellite Networks Ltd.	5,876	35,182
#*	Hagag Group Real Estate Development	10,027	21,381
	Hamat Group Ltd.	4,426	10,578
	Harel Insurance Investments & Financial Services Ltd.	29,089	186,832
	Hilan Ltd.	3,441	148,003
	Hiper Global Ltd.	1,400	4,016
	ICL Group Ltd.	52,281	254,288
#	IDI Insurance Co. Ltd.	1,786	34,904
*	IES Holdings Ltd.	780	37,695
	Ilex Medical Ltd.	1,313	19,961
	Inrom Construction Industries Ltd.	24,007	57,030

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Isracard Ltd.	37,096	$115,680
	Israel Canada T.R Ltd.	16,954	35,673
	Israel Discount Bank Ltd., Class A	169,393	744,539
	Israel Land Development Co. Ltd.	2,713	16,955
	Israel Shipyards Industries Ltd.	958	21,200
	Isras Investment Co. Ltd.	461	77,963
#	Issta Ltd.	2,216	29,051
*	Kamada Ltd.	4,706	19,765
	Kardan Real Estate Enterprise & Development Ltd.	14,025	11,717
	Kerur Holdings Ltd.	1,414	26,600
	Lahav L.R. Real Estate Ltd.	8,287	6,384
	Lapidoth Capital Ltd.	1,546	20,914
	Levinstein Properties Ltd.	644	8,042
	M Yochananof & Sons Ltd.	1,345	48,311
	Magic Software Enterprises Ltd.	6,488	64,934
	Malam — Team Ltd.	1,640	22,707
	Matrix IT Ltd.	7,710	130,291
	Max Stock Ltd.	16,314	25,014
	Maytronics Ltd.	9,449	87,905
	Mediterranean Towers Ltd.	17,873	31,044
	Mega Or Holdings Ltd.	3,782	51,889
	Meitav Investment House Ltd.	11,785	34,556
	Melisron Ltd.	1,210	65,586
	Menora Mivtachim Holdings Ltd.	7,969	158,739
	Meshulam Levinstein Contracting & Engineering Ltd.	363	19,882
	Migdal Insurance & Financial Holdings Ltd.	104,926	98,674
	Mivne Real Estate KD Ltd.	47,142	101,719
*	Mivtach Shamir Holdings Ltd.	1,285	26,884
	Mizrahi Tefahot Bank Ltd.	14,841	459,353
	Nawi Brothers Ltd.	4,936	25,613
*	Neto Malinda Trading Ltd.	1,892	17,197
#*	Nice Ltd., Sponsored ADR	593	91,530
*	Nova Ltd.	2,207	211,335
#	Novolog Ltd.	54,425	19,171
	Oil Refineries Ltd.	752,721	206,530
	One Software Technologies Ltd.	8,721	88,560
*	OY Nofar Energy Ltd.	1,061	18,907
	Palram Industries 1990 Ltd.	3,125	22,440
*	Partner Communications Co. Ltd.	31,777	115,428
*	Paz Oil Co. Ltd.	2,235	158,890
*	Perion Network Ltd.	4,225	108,802
	Phoenix Holdings Ltd.	33,094	281,000
	Plasson Industries Ltd.	828	28,143
	Polyram Plastic Industries Ltd.	4,428	10,132
	Prashkovsky Investments & Construction Ltd.	2,036	37,085
*	Priortech Ltd.	1,092	30,595
	Qualitau Ltd.	458	6,196
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	109,352
	Retailors Ltd.	2,649	45,888
	Sano-Brunos Enterprises Ltd.	96	5,817
*	Scope Metals Group Ltd.	1,610	41,475
	Shapir Engineering & Industry Ltd.	9,869	52,891
*	Shikun & Binui Ltd.	40,296	90,985
*	Shufersal Ltd.	24,510	103,472
*	Strauss Group Ltd.	2,166	40,131
	Summit Real Estate Holdings Ltd.	9,319	89,320
	Tadiran Group Ltd.	810	41,746
Ω	Tamar Petroleum Ltd.	19,353	68,723
*	Tel Aviv Stock Exchange Ltd.	8,916	39,664

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Telsys Ltd.	691	$41,369
#	Tiv Taam Holdings 1 Ltd.	11,482	16,882
	Victory Supermarket Chain Ltd.	1,493	11,455
	YH Dimri Construction & Development Ltd.	1,354	72,713

TOTAL ISRAEL			10,123,373

ITALY — (3.1%)
	A2A SpA	350,359	657,621
	ACEA SpA	11,720	141,121
	Amplifon SpA	28,244	798,273
Ω	Anima Holding SpA	27,094	110,729
#	Aquafil SpA	5,883	15,041
	Arnoldo Mondadori Editore SpA	26,239	57,501
	Ascopiave SpA	14,613	32,494
	Assicurazioni Generali SpA	40,096	796,453
#*	Avio SpA	3,017	23,404
	Azimut Holding SpA	29,473	621,023
	Banca Generali SpA	14,728	477,768
	Banca IFIS SpA	7,070	120,909
	Banca Mediolanum SpA	34,495	281,671
*	Banca Monte dei Paschi di Siena SpA	115,420	312,501
	Banca Popolare di Sondrio SPA	128,084	698,856
	Banca Profilo SpA	37,962	8,160
Ω	Banca Sistema SpA	9,819	11,416
	Banco BPM SpA	377,363	1,930,716
	Banco di Desio e della Brianza SpA	6,714	23,392
	BasicNet SpA	6,151	29,482
Ω	BFF Bank SpA	16,771	161,235
	Biesse SpA	2,266	24,006
	BPER Banca	243,241	791,542
	Brembo SpA	18,557	199,668
	Brunello Cucinelli SpA	8,358	672,299
	Cairo Communication SpA	20,643	35,451
Ω	Carel Industries SpA	8,327	173,594
*	CIR SpA-Compagnie Industriali	187,490	76,524
	Credito Emiliano SpA	25,072	203,299
	Danieli & C Officine Meccaniche SpA	11,141	225,108
	Danieli & C Officine Meccaniche SpA	3,400	89,958
	Datalogic SpA	1,541	9,244
	De’ Longhi SpA	5,843	130,738
	DiaSorin SpA	1,181	105,844
#	Digital Bros SpA	1,015	11,781
#Ω	doValue SpA	13,756	47,346
	Elica SpA	4,248	7,832
	Emak SpA	12,990	12,227
Ω	Enav SpA	23,046	76,811
	Enel SpA	449,156	2,851,054
	Eni SpA	180,656	2,953,304
	ERG SpA	3,991	98,062
	Esprinet SpA	4,881	23,075
	Ferrari NV	5,895	1,783,763
*	Fiera Milano SpA	3,280	6,849
	Fila SpA	5,991	44,984
	FinecoBank Banca Fineco SpA	59,076	696,898
	FNM SpA	35,502	15,366
	Gefran SpA	1,074	8,411
#*	Geox SpA	10,145	6,753
	GPI SpA	752	5,962
	Gruppo MutuiOnline SpA	3,541	99,687

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Hera SpA	166,828	$469,302
	IMMSI SpA	64,785	32,575
Ω	Infrastrutture Wireless Italiane SpA	27,017	295,832
	Interpump Group SpA	5,867	245,325
	Intesa Sanpaolo SpA	538,604	1,403,490
	Iren SpA	97,016	194,413
	Italgas SpA	85,312	433,539
	Italmobiliare SpA	3,275	82,800
*	Iveco Group NV	61,702	520,012
	IVS Group SA	1,557	8,657
	LU-VE SpA	828	15,443
	Maire Tecnimont SpA	33,875	157,520
#	Mediobanca Banca di Credito Finanziario SpA	93,031	1,111,297
	MFE-MediaForEurope NV, Class A	41,297	74,952
	Moncler SpA	13,637	708,267
*	Newlat Food SpA	1,730	10,770
*Ω	Nexi SpA	69,510	403,909
	Openjobmetis SpA agenzia per il lavoro	2,295	22,130
	Orsero SpA	1,785	27,912
Ω	OVS SpA	71,951	127,427
	Pharmanutra SpA	756	38,668
	Piaggio & C SpA	53,220	143,114
Ω	Piovan SpA	1,646	14,835
Ω	Pirelli & C SpA	71,914	320,397
Ω	Poste Italiane SpA	69,815	691,185
	Prysmian SpA	20,364	762,571
Ω	RAI Way SpA	27,860	138,426
	Recordati Industria Chimica e Farmaceutica SpA	14,235	658,431
	Reply SpA	3,359	316,949
	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	17,859
*	Sabaf SpA	2,130	32,464
*	Safilo Group SpA	13,132	10,734
	Salvatore Ferragamo SpA	6,190	75,734
	Sanlorenzo SpA	1,545	54,979
	Saras SpA	117,781	171,206
	Sesa SpA	1,573	158,892
	Snam SpA	100,688	461,709
*	Sogefi SpA	18,975	31,361
	SOL SpA	6,774	194,943
	Spaxs SpA	14,028	71,494
	Stellantis NV	247,907	4,631,484
	Stellantis NV	2,097	39,172
	Tamburi Investment Partners SpA	16,230	136,103
Ω	Technogym SpA	20,282	152,679
#*	Telecom Italia SpA	2,533,809	655,148
*	Telecom Italia SpA	398,901	103,877
	Tenaris SA, ADR	3,455	108,211
	Tenaris SA	26,177	414,680
	Terna — Rete Elettrica Nazionale	96,238	736,898
	Tinexta Spa	2,247	38,725
*	Tod’s SpA	1,447	48,476
	TXT e-solutions SpA	1,430	23,033
	UniCredit SpA	98,416	2,467,256
#Ω	Unieuro SpA	4,835	44,817
	Unipol Gruppo SpA	110,662	599,520
#	UnipolSai Assicurazioni SpA	116,152	275,298
	Webuild SpA	11,659	20,997
	Wiit SpA	2,042	31,985

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Zignago Vetro SpA	4,955	$64,822

TOTAL ITALY			40,101,910

JAPAN — (24.0%)
	&Do Holdings Co. Ltd.	1,200	7,853
	77 Bank Ltd.	15,000	334,336
	A&D HOLON Holdings Co. Ltd.	7,100	71,806
	ABC-Mart, Inc.	3,300	51,114
*	Access Co. Ltd.	5,100	25,662
	Achilles Corp.	3,200	32,635
	Acom Co. Ltd.	65,800	154,518
	AD Works Group Co. Ltd.	7,200	12,163
	Adastria Co. Ltd.	5,980	125,495
	ADEKA Corp.	19,700	329,349
	Ad-sol Nissin Corp.	1,300	13,685
#	Adtec Plasma Technology Co. Ltd.	900	8,309
	Advan Group Co. Ltd.	4,200	28,089
	Advanced Media, Inc.	2,400	21,928
	Advantest Corp.	42,000	1,081,862
	Adventure, Inc.	400	13,509
	Aeon Co. Ltd.	40,065	842,963
	Aeon Delight Co. Ltd.	4,500	99,224
#	Aeon Fantasy Co. Ltd.	2,300	41,159
	AEON Financial Service Co. Ltd.	28,100	231,641
	Aeon Hokkaido Corp.	10,400	60,512
	Aeon Kyushu Co. Ltd.	700	10,741
	Aeon Mall Co. Ltd.	11,600	131,907
	AFC-HD AMS Life Science Co. Ltd.	2,200	11,175
	AGC, Inc.	35,800	1,217,883
	Agro-Kanesho Co. Ltd.	2,200	19,658
	Ahresty Corp.	8,100	39,882
	Ai Holdings Corp.	4,000	61,921
	Aica Kogyo Co. Ltd.	6,800	156,234
	Aichi Corp.	10,500	62,863
	Aichi Financial Group, Inc.	10,226	160,947
	Aichi Steel Corp.	3,500	82,010
	Aichi Tokei Denki Co. Ltd.	2,400	31,882
	Aida Engineering Ltd.	11,581	68,450
	Aiful Corp.	74,100	186,619
	Ain Holdings, Inc.	6,688	189,098
	Aiphone Co. Ltd.	3,100	61,680
	Air Water, Inc.	42,014	529,742
	Airport Facilities Co. Ltd.	6,100	22,671
	Airtech Japan Ltd.	2,100	19,114
#*	Airtrip Corp.	3,100	37,155
	Aisan Industry Co. Ltd.	9,600	76,053
	Aisin Corp.	18,718	652,039
	AIT Corp.	2,000	21,881
	Aizawa Securities Group Co. Ltd.	9,400	72,610
	Ajis Co. Ltd.	1,100	16,578
	Akatsuki Corp.	8,400	22,946
	Akatsuki, Inc.	2,300	31,869
*	Akebono Brake Industry Co. Ltd.	28,700	23,097
	Akita Bank Ltd.	4,100	56,869
	Albis Co. Ltd.	2,800	46,006
	Alconix Corp.	7,100	64,301
	Alfresa Holdings Corp.	31,000	491,058
	Alinco, Inc.	3,800	23,914
	Alleanza Holdings Co. Ltd.	1,700	11,323

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alpen Co. Ltd.	4,700	$60,893
	Alpha Systems, Inc.	1,300	23,759
	Alps Alpine Co. Ltd.	54,730	449,126
	Alps Logistics Co. Ltd.	5,100	53,361
	Altech Corp.	4,530	76,983
	Amada Co. Ltd.	62,800	609,189
	Amano Corp.	11,800	241,030
	Amiyaki Tei Co. Ltd.	600	14,591
	Amuse, Inc.	3,100	30,364
	Amvis Holdings, Inc.	9,400	160,356
*	ANA Holdings, Inc.	9,100	178,650
	Anabuki Kosan, Inc.	1,000	12,937
	Anest Iwata Corp.	6,600	49,063
	Anicom Holdings, Inc.	7,400	26,820
	Anritsu Corp.	18,800	139,950
	AOI Electronics Co. Ltd.	1,500	17,597
	AOKI Holdings, Inc.	9,700	63,538
	Aoyama Trading Co. Ltd.	11,300	113,343
	Aoyama Zaisan Networks Co. Ltd.	3,600	25,267
#	Aozora Bank Ltd.	17,500	356,942
	Arakawa Chemical Industries Ltd.	4,300	28,932
	Arata Corp.	3,900	145,150
	ARCLANDS Corp.	6,609	70,793
	Arcs Co. Ltd.	10,100	192,995
	Ardepro Co. Ltd.	910	2,309
	ARE Holdings, Inc.	21,200	268,388
	Arealink Co. Ltd.	1,900	34,514
	Argo Graphics, Inc.	3,000	65,746
	Arisawa Manufacturing Co. Ltd.	10,600	74,967
	Artnature, Inc.	5,000	26,705
*	Aruhi Corp.	510	2,766
	As One Corp.	4,200	133,853
	Asahi Co. Ltd.	4,900	42,155
	Asahi Diamond Industrial Co. Ltd.	14,894	85,095
	Asahi Intecc Co. Ltd.	13,200	221,795
	Asahi Kasei Corp.	110,283	677,996
	Asahi Kogyosha Co. Ltd.	2,152	33,978
	Asahi Net, Inc.	3,500	14,219
	Asahi Printing Co. Ltd.	1,600	9,232
	Asahi Yukizai Corp.	3,400	83,259
	Asanuma Corp.	2,600	61,306
	Asax Co. Ltd.	1,300	5,571
	Asia Pile Holdings Corp.	6,300	30,972
	Asics Corp.	12,500	395,962
	ASKUL Corp.	10,300	134,460
	Astena Holdings Co. Ltd.	9,400	33,589
	Asti Corp.	200	4,740
	Ateam, Inc.	4,500	18,305
	Aucnet, Inc.	2,500	29,107
	Autobacs Seven Co. Ltd.	17,900	184,119
	Avant Group Corp.	4,800	40,585
	Avex, Inc.	6,300	57,534
	Awa Bank Ltd.	9,400	156,165
	Axial Retailing, Inc.	4,149	106,267
	Axxzia, Inc.	1,200	7,679
	Azbil Corp.	7,000	206,841
	AZ-COM MARUWA Holdings, Inc.	9,200	126,258
	Bandai Namco Holdings, Inc.	24,400	505,531
	Bando Chemical Industries Ltd.	9,300	92,961

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bank of Iwate Ltd.	4,200	$76,224
#	Bank of Kochi Ltd.	1,700	11,620
	Bank of Nagoya Ltd.	2,999	121,040
	Bank of Saga Ltd.	3,800	51,818
	Bank of the Ryukyus Ltd.	11,900	98,306
	Base Co. Ltd.	1,200	33,680
	BayCurrent Consulting, Inc.	13,000	326,388
	Beauty Garage, Inc.	800	11,864
	Belc Co. Ltd.	2,900	136,013
	Bell System24 Holdings, Inc.	8,100	83,087
	Belluna Co. Ltd.	13,600	55,260
	Benefit One, Inc.	18,700	134,086
	Benesse Holdings, Inc.	16,457	194,577
#*	Bengo4.com, Inc.	1,800	50,531
#	Bic Camera, Inc.	19,600	148,390
	BIPROGY, Inc.	16,300	406,559
	BML, Inc.	7,004	132,546
#	Bookoff Group Holdings Ltd.	3,100	21,344
	Bourbon Corp.	2,500	37,654
	BrainPad, Inc.	3,500	18,957
	Bridgestone Corp.	52,600	1,990,658
	Brother Industries Ltd.	40,100	625,570
	Bull-Dog Sauce Co. Ltd.	2,700	37,871
	Bunka Shutter Co. Ltd.	12,000	101,205
#	Bushiroad, Inc.	6,700	22,786
	Business Brain Showa-Ota, Inc.	2,700	37,710
	Business Engineering Corp.	1,400	31,437
#	BuySell Technologies Co. Ltd.	500	11,999
	C Uyemura & Co. Ltd.	2,600	141,167
	CAC Holdings Corp.	3,200	37,243
	Calbee, Inc.	14,200	272,788
	Canon Electronics, Inc.	3,800	48,446
	Canon Marketing Japan, Inc.	9,600	230,213
	Canon, Inc.	31,800	751,773
	Capcom Co. Ltd.	16,600	534,343
	Career Design Center Co. Ltd.	1,000	12,922
#	Careerlink Co. Ltd.	1,300	21,160
#	Carenet, Inc.	3,500	19,962
	Carlit Holdings Co. Ltd.	5,200	33,508
	Carta Holdings, Inc.	1,300	10,263
	Casio Computer Co. Ltd.	23,400	187,504
	Cawachi Ltd.	3,900	65,221
	CDS Co. Ltd.	1,000	11,360
#	CellSource Co. Ltd.	1,300	15,493
	Celsys, Inc.	6,800	31,056
	Central Automotive Products Ltd.	3,200	71,669
	Central Glass Co. Ltd.	7,700	145,934
	Central Japan Railway Co	17,560	395,247
	Central Security Patrols Co. Ltd.	2,200	37,539
	Central Sports Co. Ltd.	1,200	19,114
#	Change Holdings, Inc.	5,000	51,013
	Charm Care Corp. KK	3,000	21,893
	Chiba Bank Ltd.	52,300	389,559
	Chiba Kogyo Bank Ltd.	14,600	95,366
	Chikaranomoto Holdings Co. Ltd.	1,900	23,767
	Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	49,685
	Chino Corp.	2,100	28,416
	Chiyoda Co. Ltd.	6,500	35,885
*	Chiyoda Corp.	25,900	60,889

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chiyoda Integre Co. Ltd.	2,800	$51,324
	Chofu Seisakusho Co. Ltd.	5,739	81,795
	Chori Co. Ltd.	3,300	63,873
	Chubu Shiryo Co. Ltd.	6,500	46,802
	Chudenko Corp.	7,100	115,545
	Chuetsu Pulp & Paper Co. Ltd.	2,300	20,684
	Chugai Ro Co. Ltd.	1,400	20,005
	Chugin Financial Group, Inc.	36,800	293,423
	Chugoku Marine Paints Ltd.	8,500	76,888
	Chuo Spring Co. Ltd.	5,000	23,605
	Chuo Warehouse Co. Ltd.	3,700	26,339
	CI Takiron Corp.	10,600	40,805
	Citizen Watch Co. Ltd.	71,300	415,823
	CKD Corp.	12,100	152,164
	CK-San-Etsu Co. Ltd.	1,200	28,294
	Cleanup Corp.	9,300	43,331
	CMC Corp.	300	2,631
#	CMIC Holdings Co. Ltd.	2,400	27,211
	CMK Corp.	12,600	55,519
	Coca-Cola Bottlers Japan Holdings, Inc.	28,455	381,547
*	COLOPL, Inc.	12,600	48,457
	Computer Engineering & Consulting Ltd.	3,300	34,055
	Computer Institute of Japan Ltd.	7,200	26,055
	COMSYS Holdings Corp.	11,064	227,589
	Comture Corp.	5,100	68,175
	Concordia Financial Group Ltd.	135,732	630,665
*	COOKPAD, Inc.	3,000	2,175
	Core Corp.	1,800	20,323
	Corona Corp.	3,800	22,857
	Cosel Co. Ltd.	6,600	49,150
	Cosmo Energy Holdings Co. Ltd.	21,600	790,150
	Cosmos Initia Co. Ltd.	2,100	9,465
#	Cosmos Pharmaceutical Corp.	3,300	343,423
	Cota Co. Ltd.	4,270	46,043
	CRE, Inc.	3,400	35,447
	Create Restaurants Holdings, Inc.	29,200	202,371
	Create SD Holdings Co. Ltd.	5,600	120,091
	Credit Saison Co. Ltd.	33,071	495,728
	Creek & River Co. Ltd.	2,900	37,829
	Cresco Ltd.	4,200	45,974
	Cross Cat Co. Ltd.	1,600	10,755
	Cross Marketing Group, Inc.	1,900	8,496
	CTI Engineering Co. Ltd.	3,300	99,245
	CTS Co. Ltd.	8,400	37,007
#	Cube System, Inc.	1,200	8,472
	Curves Holdings Co. Ltd.	11,900	51,910
*	Cyber Security Cloud, Inc.	1,900	25,719
	CyberAgent, Inc.	49,700	260,898
	Cybozu, Inc.	7,300	90,954
	Dai Nippon Printing Co. Ltd.	17,800	464,353
	Dai Nippon Toryo Co. Ltd.	5,000	31,871
	Dai-Dan Co. Ltd.	7,400	72,672
	Daido Metal Co. Ltd.	11,700	40,834
	Daido Steel Co. Ltd.	7,900	309,913
	Daifuku Co. Ltd.	22,800	376,722
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	26,600
	Daihen Corp.	4,200	132,376
	Daiho Corp.	3,400	86,842
	Dai-Ichi Cutter Kogyo KK	2,000	15,924

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiichi Jitsugyo Co. Ltd.	7,500	$96,262
	Daiichi Kensetsu Corp.	3,200	34,257
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	34,464
	Dai-ichi Life Holdings, Inc.	54,000	1,140,751
	Daiichikosho Co. Ltd.	8,400	124,164
	Daiken Medical Co. Ltd.	2,900	10,213
	Daiki Aluminium Industry Co. Ltd.	9,000	74,501
	Daikin Industries Ltd.	7,600	1,095,759
	Daikokutenbussan Co. Ltd.	1,700	72,044
	Daikyonishikawa Corp.	11,800	59,026
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	55,073
	Daio Paper Corp.	23,200	190,614
	Daiseki Co. Ltd.	8,880	245,243
	Daishi Hokuetsu Financial Group, Inc.	11,700	305,522
	Daishinku Corp.	7,600	36,817
	Daisue Construction Co. Ltd.	2,500	21,960
	Daito Pharmaceutical Co. Ltd.	3,740	47,781
	Daito Trust Construction Co. Ltd.	6,100	654,325
	Daitron Co. Ltd.	2,500	47,798
	Daiwa House Industry Co. Ltd.	51,400	1,413,791
	Daiwa Industries Ltd.	9,100	78,034
	Daiwa Securities Group, Inc.	128,904	743,321
	Daiwabo Holdings Co. Ltd.	24,600	467,565
	DCM Holdings Co. Ltd.	31,600	246,749
	DD GROUP Co. Ltd.	1,800	16,328
	Dear Life Co. Ltd.	7,200	35,850
	DeNA Co. Ltd.	20,300	198,314
	Denka Co. Ltd.	21,100	381,140
	Densan System Holdings Co. Ltd.	1,800	32,517
	Denso Corp.	44,400	655,625
	Dentsu Group, Inc.	18,800	546,064
	Denyo Co. Ltd.	5,000	70,632
	Dexerials Corp.	14,400	328,469
	DIC Corp.	21,065	332,160
	Digital Arts, Inc.	2,400	66,201
	Digital Hearts Holdings Co. Ltd.	3,400	20,696
#	Digital Holdings, Inc.	4,300	29,601
	Digital Information Technologies Corp.	2,300	24,241
	Dip Corp.	8,700	172,428
	Direct Marketing MiX, Inc.	4,000	10,801
	Disco Corp.	5,100	900,655
	DKK Co. Ltd.	2,700	44,557
	DKS Co. Ltd.	2,300	26,507
	DMG Mori Co. Ltd.	30,700	507,778
	DMS, Inc.	1,100	9,967
	Doshisha Co. Ltd.	6,800	101,231
	Double Standard, Inc.	1,600	14,831
	Doutor Nichires Holdings Co. Ltd.	8,000	115,510
	Dowa Holdings Co. Ltd.	16,000	489,126
	DTS Corp.	7,500	154,038
	Duskin Co. Ltd.	8,600	187,503
	DyDo Group Holdings, Inc.	2,000	77,404
	Eagle Industry Co. Ltd.	6,900	75,221
	EAT&HOLDINGS Co. Ltd.	900	11,911
	Ebara Corp.	21,000	929,955
	Ebara Foods Industry, Inc.	1,600	31,080
	Ebara Jitsugyo Co. Ltd.	1,900	33,216
	Ebase Co. Ltd.	3,000	12,921
	Eco’s Co. Ltd.	2,100	30,072

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	EDION Corp.	19,900	$198,478
	eGuarantee, Inc.	6,800	78,547
#	E-Guardian, Inc.	800	8,819
	Ehime Bank Ltd.	8,700	64,412
	Eiken Chemical Co. Ltd.	9,000	88,771
	Eizo Corp.	4,200	134,768
	EJ Holdings, Inc.	3,000	32,079
	Elan Corp.	6,500	32,129
	Elecom Co. Ltd.	9,500	107,717
	Elematec Corp.	4,200	47,803
	EM Systems Co. Ltd.	5,900	28,057
	en Japan, Inc.	6,500	96,953
	Endo Lighting Corp.	3,700	29,024
#	Enomoto Co. Ltd.	2,600	26,496
#	Enplas Corp.	1,500	83,938
#	eRex Co. Ltd.	5,300	26,131
	ERI Holdings Co. Ltd.	900	9,668
	ES-Con Japan Ltd.	8,500	49,605
	Eslead Corp.	2,600	53,569
	ESPEC Corp.	4,900	72,092
	Exedy Corp.	9,400	156,946
	EXEO Group, Inc.	21,619	449,021
	Ezaki Glico Co. Ltd.	10,000	290,672
	F&M Co. Ltd.	1,500	20,292
	Fabrica Communications Co. Ltd.	600	7,946
	FALCO HOLDINGS Co. Ltd.	2,800	37,537
	FANUC Corp.	14,234	353,237
	Fast Fitness Japan, Inc.	1,500	12,036
	Fast Retailing Co. Ltd.	7,500	1,660,473
	FCC Co. Ltd.	11,000	130,526
*	FDK Corp.	1,900	9,774
	Feed One Co. Ltd.	7,600	38,815
#	Ferrotec Holdings Corp.	13,100	230,261
	Fibergate, Inc.	1,300	9,802
	FIDEA Holdings Co. Ltd.	4,770	51,397
#	Financial Partners Group Co. Ltd.	15,800	150,086
	FINDEX, Inc.	2,900	15,992
*	Fintech Global, Inc.	18,900	7,173
	First Bank of Toyama Ltd.	13,200	86,316
#	First Juken Co. Ltd.	2,200	15,951
	Fixstars Corp.	4,900	32,238
	FJ Next Holdings Co. Ltd.	6,900	48,211
	Focus Systems Corp.	1,800	11,824
	Food & Life Cos. Ltd.	24,500	412,942
	Forum Engineering, Inc.	2,700	23,269
#	Forval Corp.	500	3,804
	Foster Electric Co. Ltd.	7,000	41,658
	FP Corp.	9,800	188,715
	France Bed Holdings Co. Ltd.	6,600	51,909
	Freebit Co. Ltd.	2,300	15,819
#	F-Tech, Inc.	3,300	15,317
	FTGroup Co. Ltd.	1,500	12,818
	Fudo Tetra Corp.	4,390	58,541
	Fuji Co. Ltd.	5,700	72,059
	Fuji Corp.	18,000	271,041
#	Fuji Corp.	3,600	40,593
	Fuji Corp. Ltd.	7,000	33,400
	Fuji Electric Co. Ltd.	12,800	487,355
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	34,505

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fuji Kyuko Co. Ltd.	5,699	$160,861
	Fuji Media Holdings, Inc.	8,800	87,399
	Fuji Oil Co. Ltd.	5,300	11,121
	Fuji Oil Holdings, Inc.	11,300	179,493
	Fuji Seal International, Inc.	12,800	142,581
	Fuji Soft, Inc.	8,300	298,678
	Fujibo Holdings, Inc.	3,000	68,400
	Fujicco Co. Ltd.	6,400	82,581
	FUJIFILM Holdings Corp.	11,400	623,554
	Fujikura Composites, Inc.	4,800	37,487
	Fujikura Kasei Co. Ltd.	8,100	23,447
	Fujikura Ltd.	66,700	479,047
	Fujimi, Inc.	9,300	185,645
	Fujimori Kogyo Co. Ltd.	4,300	108,502
*	Fujita Kanko, Inc.	800	21,987
	Fujitsu Ltd.	10,900	1,412,067
	Fujiya Co. Ltd.	2,300	37,965
	FuKoKu Co. Ltd.	2,600	25,216
	Fukuda Corp.	2,000	64,834
	Fukuda Denshi Co. Ltd.	5,100	182,242
#	Fukui Bank Ltd.	5,600	60,349
	Fukui Computer Holdings, Inc.	4,000	68,672
	Fukuoka Financial Group, Inc.	25,128	664,227
	Fukushima Galilei Co. Ltd.	2,600	86,073
	Fukuyama Transporting Co. Ltd.	6,000	163,969
	FULLCAST Holdings Co. Ltd.	5,800	65,632
	Fumakilla Ltd.	1,300	9,105
	Funai Soken Holdings, Inc.	10,180	167,318
	Furukawa Battery Co. Ltd.	4,000	23,587
	Furukawa Co. Ltd.	7,400	103,823
	Furukawa Electric Co. Ltd.	20,700	310,181
	Furuno Electric Co. Ltd.	7,300	80,101
#	Furuya Metal Co. Ltd.	1,100	71,162
	Furyu Corp.	5,800	61,112
	Fuso Chemical Co. Ltd.	4,900	133,143
	Fuso Pharmaceutical Industries Ltd.	1,700	21,930
	Futaba Corp.	12,100	40,764
	Futaba Industrial Co. Ltd.	13,900	68,487
	Future Corp.	12,300	140,380
	Fuyo General Lease Co. Ltd.	5,200	422,764
	G-7 Holdings, Inc.	7,500	57,272
*	GA Technologies Co. Ltd.	3,900	29,467
	Gakken Holdings Co. Ltd.	9,800	54,542
	Gakkyusha Co. Ltd.	1,500	20,099
	Gecoss Corp.	3,900	24,764
#	Genki Sushi Co. Ltd.	2,400	41,754
	Genky DrugStores Co. Ltd.	2,400	91,394
	Geo Holdings Corp.	9,500	148,517
#	Gift Holdings, Inc.	2,200	31,424
*	giftee, Inc.	2,100	17,962
	Giken Ltd.	3,300	39,112
	GL Sciences, Inc.	1,400	21,133
	GLOBERIDE, Inc.	6,400	82,594
	Glory Ltd.	11,300	210,681
	Glosel Co. Ltd.	9,000	26,840
	GMO Financial Gate, Inc.	700	39,244
	GMO Financial Holdings, Inc.	10,400	47,266
	GMO GlobalSign Holdings KK	1,600	26,996
	GMO internet group, Inc.	15,200	221,385

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GMO Payment Gateway, Inc.	3,600	$143,781
#*	GNI Group Ltd.	6,700	88,987
	Godo Steel Ltd.	3,100	89,999
	Goldcrest Co. Ltd.	4,600	65,597
	Goldwin, Inc.	3,100	195,786
	Good Com Asset Co. Ltd.	4,000	23,084
	Grandy House Corp.	3,100	12,526
	Gree, Inc.	10,700	39,987
	Greens Co. Ltd.	1,600	16,737
	gremz, Inc.	2,000	26,523
	GS Yuasa Corp.	17,499	282,313
	GSI Creos Corp.	3,000	39,616
	G-Tekt Corp.	6,700	78,193
	Gun-Ei Chemical Industry Co. Ltd.	1,500	31,429
	GungHo Online Entertainment, Inc.	10,170	153,338
	Gunma Bank Ltd.	91,800	443,630
	Gunze Ltd.	4,000	119,945
	H.U. Group Holdings, Inc.	16,300	273,938
	H2O Retailing Corp.	26,560	284,540
	Hachijuni Bank Ltd.	88,700	505,158
#	Hagihara Industries, Inc.	3,400	36,324
	Hagiwara Electric Holdings Co. Ltd., Class C	2,500	72,212
#	Hakudo Co. Ltd.	1,900	27,031
	Hakuhodo DY Holdings, Inc.	50,700	411,440
#	Hakuto Co. Ltd.	3,600	121,741
	Halows Co. Ltd.	2,800	78,662
	Hamakyorex Co. Ltd.	4,700	117,662
	Hamamatsu Photonics KK	11,500	427,145
	Handsman Co. Ltd.	1,500	10,465
	Hankyu Hanshin Holdings, Inc.	17,700	556,906
	Hanwa Co. Ltd.	9,200	277,317
	Happinet Corp.	4,100	69,429
	Hard Off Corp. Co. Ltd.	2,800	27,202
#	Harima Chemicals Group, Inc.	3,800	20,312
	Harmonic Drive Systems, Inc.	3,600	77,974
	Haseko Corp.	60,900	749,487
	Hashimoto Sogyo Holdings Co. Ltd.	2,300	18,255
	Hazama Ando Corp.	47,800	369,973
	Heiwa Real Estate Co. Ltd.	7,000	179,192
	Heiwado Co. Ltd.	9,002	147,238
	Helios Techno Holding Co. Ltd.	3,500	8,539
#*	Hennge KK	2,600	17,223
	Hibiya Engineering Ltd.	4,400	66,655
	Hikari Tsushin, Inc.	1,200	173,127
#	HI-LEX Corp.	5,900	51,708
	Himacs Ltd.	1,400	12,771
*	Hino Motors Ltd.	65,495	190,631
	Hioki EE Corp.	2,500	108,665
	Hirakawa Hewtech Corp.	2,600	24,881
	Hirano Tecseed Co. Ltd.	1,800	23,221
#	Hirata Corp.	2,600	118,282
	Hirogin Holdings, Inc.	65,800	418,401
	Hirose Electric Co. Ltd.	1,500	169,949
	Hirose Tusyo, Inc.	900	17,048
	Hiroshima Gas Co. Ltd.	7,500	19,805
	Hisaka Works Ltd.	5,000	31,307
	Hisamitsu Pharmaceutical Co., Inc.	4,200	133,961
	Hitachi Construction Machinery Co. Ltd.	19,200	496,046
	Hitachi Zosen Corp.	50,700	264,481

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hito Communications Holdings, Inc.	1,700	$13,844
	Hochiki Corp.	3,900	43,418
	Hodogaya Chemical Co. Ltd.	1,800	35,943
	Hogy Medical Co. Ltd.	6,100	132,542
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	31,096
	Hokkaido Gas Co. Ltd.	2,000	31,042
	Hokkan Holdings Ltd.	2,500	26,161
	Hokko Chemical Industry Co. Ltd.	6,000	37,009
	Hokkoku Financial Holdings, Inc.	6,400	211,756
#	Hokuetsu Corp.	34,700	266,243
	Hokuetsu Industries Co. Ltd.	6,000	77,226
	Hokuhoku Financial Group, Inc.	38,000	443,653
#	Hokuriku Electric Industry Co. Ltd.	2,400	21,506
	Hokuriku Electrical Construction Co. Ltd.	3,480	22,932
	Hokuto Corp.	3,900	46,805
	Honda Motor Co. Ltd., Sponsored ADR	8,470	260,452
	Honda Motor Co. Ltd.	169,500	1,737,167
	H-One Co. Ltd.	5,000	25,555
	Honeys Holdings Co. Ltd.	4,450	44,993
	Hoosiers Holdings Co. Ltd.	7,100	50,183
	Horiba Ltd.	9,200	465,164
	Hoshizaki Corp.	4,000	129,179
	Hosiden Corp.	13,000	152,792
	Hosokawa Micron Corp.	3,600	101,042
	Hotland Co. Ltd.	3,400	44,830
	House Foods Group, Inc.	8,100	171,040
	Hoya Corp.	15,800	1,521,044
	HS Holdings Co. Ltd.	4,600	30,745
	Hulic Co. Ltd.	60,169	551,637
	Hyakugo Bank Ltd.	55,900	211,355
	Hyakujushi Bank Ltd.	5,300	100,923
#	I K K Holdings, Inc.	2,200	9,446
	Ibiden Co. Ltd.	16,600	707,765
	IBJ, Inc.	3,800	16,292
	Ichibanya Co. Ltd.	1,100	38,805
	Ichigo, Inc.	46,500	101,754
	Ichiken Co. Ltd.	1,200	16,095
	Ichikoh Industries Ltd.	11,300	39,575
	Ichinen Holdings Co. Ltd.	5,400	49,625
	Ichiyoshi Securities Co. Ltd.	10,100	46,939
	Icom, Inc.	1,900	43,991
	ID Holdings Corp.	3,750	35,773
	Idec Corp.	7,300	130,988
	IDOM, Inc.	15,000	90,265
	IHI Corp.	36,000	690,918
	Iida Group Holdings Co. Ltd.	14,840	230,423
	Iino Kaiun Kaisha Ltd.	20,000	143,454
	IJTT Co. Ltd.	7,800	34,535
	I’ll, Inc.	2,100	51,307
	Imagica Group, Inc.	5,700	22,379
	Imasen Electric Industrial	2,600	9,976
	i-mobile Co. Ltd.	3,900	12,142
	Imuraya Group Co. Ltd.	1,800	27,986
	Inaba Denki Sangyo Co. Ltd.	10,700	223,126
	Inaba Seisakusho Co. Ltd.	2,800	27,962
	Inabata & Co. Ltd.	12,000	250,524
*	I-NE Co. Ltd.	1,100	20,643
	Ines Corp.	4,700	46,224
	I-Net Corp.	3,730	39,785

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Infocom Corp.	5,100	$84,920
	Information Services International-Dentsu Ltd.	4,100	139,151
	INFRONEER Holdings, Inc.	49,440	521,535
	Innotech Corp.	4,100	42,134
	Insource Co. Ltd.	11,100	65,424
#	Intage Holdings, Inc.	2,200	24,345
	Integrated Design & Engineering Holdings Co. Ltd.	3,800	84,350
#	Intelligent Wave, Inc.	2,300	13,287
	Inter Action Corp.	2,400	16,325
	Internet Initiative Japan, Inc.	16,800	271,464
#	Inui Global Logistics Co. Ltd.	2,900	23,422
	I-PEX, Inc.	3,800	36,971
#	IPS, Inc.	1,100	19,315
#	IR Japan Holdings Ltd.	2,200	19,777
	Iriso Electronics Co. Ltd.	5,800	136,929
	ISB Corp.	3,100	29,054
#	Ise Chemicals Corp.	400	19,460
	Iseki & Co. Ltd.	5,200	37,710
	Isetan Mitsukoshi Holdings Ltd.	37,500	423,036
	Ishihara Chemical Co. Ltd.	3,400	35,918
	Ishihara Sangyo Kaisha Ltd.	8,500	79,630
#*	Istyle, Inc.	12,700	36,723
	Isuzu Motors Ltd.	121,100	1,350,344
	Itfor, Inc.	5,500	38,551
	ITmedia, Inc.	2,300	15,693
	Ito En Ltd.	7,519	244,333
	Itochu Enex Co. Ltd.	17,400	171,032
	Itoham Yonekyu Holdings, Inc.	7,200	198,980
	Itoki Corp.	9,400	90,520
	IwaiCosmo Holdings, Inc.	5,600	66,728
	Iwaki Co. Ltd.	1,700	20,519
	Iwatani Corp.	11,500	550,027
	Iwatsuka Confectionery Co. Ltd.	900	30,109
	Iyogin Holdings, Inc.	49,300	354,878
	Izumi Co. Ltd.	8,000	202,284
	J Front Retailing Co. Ltd.	52,600	501,451
	J Trust Co. Ltd.	18,300	58,052
	JAC Recruitment Co. Ltd.	4,000	63,848
	Jaccs Co. Ltd.	6,700	230,301
*	Jade Group, Inc.	1,400	13,548
	JAFCO Group Co. Ltd.	19,800	213,262
*	Jamco Corp.	1,100	10,834
	JANOME Corp.	7,199	34,373
	Japan Airlines Co. Ltd.	19,900	365,837
	Japan Airport Terminal Co. Ltd.	4,500	197,906
	Japan Aviation Electronics Industry Ltd.	15,000	282,728
	Japan Best Rescue System Co. Ltd.	3,600	14,328
*	Japan Communications, Inc.	41,300	56,649
	Japan Electronic Materials Corp.	2,700	24,803
	Japan Elevator Service Holdings Co. Ltd.	13,700	181,554
	Japan Exchange Group, Inc.	43,100	852,294
#	Japan Foundation Engineering Co. Ltd.	6,500	18,599
*	Japan Hospice Holdings, Inc.	700	10,489
	Japan Lifeline Co. Ltd.	16,100	122,768
	Japan Material Co. Ltd.	16,500	231,716
	Japan Medical Dynamic Marketing, Inc.	7,400	35,057
	Japan Petroleum Exploration Co. Ltd.	4,600	157,511
	Japan Post Bank Co. Ltd.	51,500	477,364
	Japan Post Holdings Co. Ltd.	85,200	754,123

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Post Insurance Co. Ltd.	15,600	$300,395
	Japan Property Management Center Co. Ltd.	3,600	26,640
	Japan Pulp & Paper Co. Ltd.	3,400	106,588
	Japan Securities Finance Co. Ltd.	27,400	272,844
	Japan Steel Works Ltd.	6,500	105,461
	Japan System Techniques Co. Ltd.	1,500	20,375
	Japan Transcity Corp.	8,700	38,195
	Japan Wool Textile Co. Ltd.	14,300	130,009
	Jastec Co. Ltd.	1,400	14,358
	JBCC Holdings, Inc.	3,800	75,012
	JCU Corp.	5,100	111,246
	JDC Corp.	10,600	42,553
	Jeol Ltd.	10,980	310,002
	JFE Systems, Inc.	1,300	27,719
	JGC Holdings Corp.	31,000	381,826
	Jichodo Co. Ltd.	200	13,317
#*	JIG-SAW, Inc.	900	22,094
#	JINS Holdings, Inc.	3,200	88,335
	JINUSHI Co. Ltd.	3,100	41,066
	JK Holdings Co. Ltd.	3,200	20,341
	J-Lease Co. Ltd.	1,300	16,356
	JM Holdings Co. Ltd.	3,300	45,250
	JMS Co. Ltd.	5,000	17,595
	J-Oil Mills, Inc.	5,400	63,400
	Joshin Denki Co. Ltd.	5,100	81,013
	Joyful Honda Co. Ltd.	13,300	156,211
	JP-Holdings, Inc.	13,200	30,792
	JSB Co. Ltd.	1,200	18,308
	JSP Corp.	3,600	44,772
	JTEKT Corp.	36,500	300,941
#	Juki Corp.	9,000	35,513
	Juroku Financial Group, Inc.	8,100	218,231
	Justsystems Corp.	9,300	165,730
	JVCKenwood Corp.	55,200	237,235
	K&O Energy Group, Inc.	3,800	59,837
	Kadokawa Corp.	6,869	132,314
	Kadoya Sesame Mills, Inc.	900	20,714
	Kaga Electronics Co. Ltd.	4,200	168,065
	Kagome Co. Ltd.	6,900	143,543
	Kajima Corp.	42,000	694,150
	Kakaku.com, Inc.	19,000	183,245
	Kakiyasu Honten Co. Ltd.	2,400	39,394
#	Kamakura Shinsho Ltd.	4,900	18,885
	Kameda Seika Co. Ltd.	500	13,514
	Kamei Corp.	6,100	63,207
	Kamigumi Co. Ltd.	16,600	336,757
	Kanaden Corp.	4,800	47,826
	Kanagawa Chuo Kotsu Co. Ltd.	1,800	36,706
	Kanamic Network Co. Ltd.	5,700	17,318
#	Kanamoto Co. Ltd.	7,856	127,496
	Kandenko Co. Ltd.	31,800	294,669
	Kaneko Seeds Co. Ltd.	2,900	27,338
	Kanematsu Corp.	19,970	269,866
	Kanemi Co. Ltd.	1,000	20,022
	Kanro, Inc.	1,200	18,063
	Kansai Electric Power Co., Inc.	41,300	528,798
	Kansai Food Market Ltd.	1,100	9,818
	Kansai Paint Co. Ltd.	14,400	210,740
	Kanto Denka Kogyo Co. Ltd.	11,100	58,656

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kao Corp.	21,400	$780,755
*	Kaonavi, Inc.	600	8,184
*	Kappa Create Co. Ltd.	1,000	10,507
	Katakura Industries Co. Ltd.	6,600	74,270
	Katitas Co. Ltd.	12,300	164,173
#	Kato Works Co. Ltd.	2,500	19,960
	Kawada Technologies, Inc.	1,400	61,758
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	55,930
	Kawasaki Heavy Industries Ltd.	33,700	743,821
	KDDI Corp.	103,300	3,090,191
	KeePer Technical Laboratory Co. Ltd.	3,200	120,624
	Keihan Holdings Co. Ltd.	13,300	325,291
	Keihanshin Building Co. Ltd.	5,500	50,465
	Keikyu Corp.	19,900	168,720
	Keio Corp.	10,700	317,517
	Keisei Electric Railway Co. Ltd.	7,074	266,475
#	KEIWA, Inc.	3,800	33,534
	Keiyo Bank Ltd.	24,600	111,615
	Keiyo Co. Ltd.	8,600	74,057
	KEL Corp.	1,000	11,192
	Kenko Mayonnaise Co. Ltd.	4,600	47,673
	Kewpie Corp.	11,423	198,266
	Keyence Corp.	5,000	1,935,592
	KeyHolder, Inc.	3,700	21,349
	KFC Holdings Japan Ltd.	3,200	63,745
	KH Neochem Co. Ltd.	8,400	127,241
	Kibun Foods, Inc.	1,600	12,383
	Kimura Chemical Plants Co. Ltd.	5,400	25,400
	Kimura Unity Co. Ltd.	2,400	20,801
	Kinden Corp.	22,500	340,818
#	King Jim Co. Ltd.	1,300	7,694
	Kinki Sharyo Co. Ltd.	900	10,859
	Kintetsu Department Store Co. Ltd.	2,100	39,174
	Kintetsu Group Holdings Co. Ltd.	9,700	272,926
	Kissei Pharmaceutical Co. Ltd.	8,000	169,208
	Ki-Star Real Estate Co. Ltd.	2,500	70,431
*	Kitagawa Corp.	2,400	22,540
	Kita-Nippon Bank Ltd.	2,400	36,964
	Kitano Construction Corp.	1,600	32,560
	Kitz Corp.	18,600	125,684
	Kiyo Bank Ltd.	17,000	175,490
*	KLab, Inc.	7,700	13,375
*	KNT-CT Holdings Co. Ltd.	2,900	24,302
	Koa Corp.	8,600	82,873
#	Koa Shoji Holdings Co. Ltd.	2,000	9,791
	Koatsu Gas Kogyo Co. Ltd.	6,900	34,936
	Kobayashi Pharmaceutical Co. Ltd.	3,000	123,850
#	Kobe Bussan Co. Ltd.	13,100	324,199
*	Kobe Electric Railway Co. Ltd.	1,300	23,793
	Kobe Steel Ltd.	59,620	704,915
	Koei Tecmo Holdings Co. Ltd.	9,080	118,564
	Kohnan Shoji Co. Ltd.	6,800	176,276
	Kohsoku Corp.	2,000	26,883
	Koito Manufacturing Co. Ltd.	14,545	217,924
	Kojima Co. Ltd.	7,900	34,530
	Kokuyo Co. Ltd.	17,400	269,700
	Komatsu Ltd.	80,500	1,849,599
	Komatsu Matere Co. Ltd.	7,000	33,313
	Komatsu Wall Industry Co. Ltd.	2,000	38,464

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KOMEDA Holdings Co. Ltd.	9,900	$180,650
	Komehyo Holdings Co. Ltd.	1,800	56,493
	Komeri Co. Ltd.	8,300	172,107
	Komori Corp.	11,900	91,122
#	Konaka Co. Ltd.	3,600	9,299
	Konami Group Corp.	6,800	352,254
	Kondotec, Inc.	4,900	36,843
*	Konica Minolta, Inc.	130,300	364,967
	Konishi Co. Ltd.	6,700	99,391
	Konoike Transport Co. Ltd.	7,400	97,944
	Konoshima Chemical Co. Ltd.	1,600	13,491
#	Kosaido Holdings Co. Ltd.	4,300	84,161
	Kose Corp.	700	46,376
	Koshidaka Holdings Co. Ltd.	8,900	63,320
	Kotobuki Spirits Co. Ltd.	19,500	258,940
#	Kotobukiya Co. Ltd.	1,500	20,194
	Kozo Keikaku Engineering, Inc.	1,500	35,578
	KPP Group Holdings Co. Ltd.	11,500	49,701
	Krosaki Harima Corp.	1,400	88,648
#	KRS Corp.	3,000	19,211
	K’s Holdings Corp.	35,400	329,425
	KU Holdings Co. Ltd.	3,800	27,762
	Kubota Corp.	33,600	451,895
*	Kufu Co., Inc.	2,700	5,457
	Kumagai Gumi Co. Ltd.	8,777	219,962
#	Kumiai Chemical Industry Co. Ltd.	12,810	93,368
#	Kunimine Industries Co. Ltd.	1,000	6,415
	Kurabo Industries Ltd.	4,400	65,874
	Kuraray Co. Ltd.	67,428	771,455
	Kureha Corp.	4,200	249,433
	Kurimoto Ltd.	2,100	42,944
	Kurita Water Industries Ltd.	12,500	379,793
	Kuriyama Holdings Corp.	2,700	15,579
#	Kushikatsu Tanaka Holdings Co., Class C	900	10,251
	Kusuri No. Aoki Holdings Co. Ltd.	4,200	275,174
	KYB Corp.	5,400	159,527
	Kyocera Corp.	11,900	586,568
	Kyodo Printing Co. Ltd.	2,100	44,517
	Kyoei Steel Ltd.	5,500	69,770
	Kyokuto Boeki Kaisha Ltd.	3,000	35,611
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	91,356
	Kyokuto Securities Co. Ltd.	5,500	38,132
	Kyokuyo Co. Ltd.	2,500	63,614
	Kyoritsu Maintenance Co. Ltd.	8,400	321,266
	Kyosan Electric Manufacturing Co. Ltd.	10,000	32,023
	Kyoto Financial Group, Inc.	10,599	600,898
	Kyowa Kirin Co. Ltd.	6,600	103,516
	Kyudenko Corp.	8,800	262,865
*	Kyushu Electric Power Co., Inc.	41,800	267,066
	Kyushu Financial Group, Inc.	85,550	539,091
	Kyushu Leasing Service Co. Ltd.	1,700	10,520
	Kyushu Railway Co	13,500	276,025
	LA Holdings Co. Ltd.	1,300	40,106
	LAC Co. Ltd.	1,800	8,672
	Lacto Japan Co. Ltd.	1,700	22,393
	Lasertec Corp.	4,300	710,275
	Lawson, Inc.	6,300	304,456
	LEC, Inc.	7,300	49,490
*	Leopalace21 Corp.	45,800	98,520

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Life Corp.	6,100	$143,793
#*	LIFENET INSURANCE Co.	10,300	65,816
*	LIFULL Co. Ltd.	19,200	27,979
	LIKE, Inc.	1,800	16,463
#	Linical Co. Ltd.	2,200	8,367
	Link & Motivation, Inc.	10,500	28,114
	Lintec Corp.	10,600	175,210
	Lion Corp.	34,100	327,247
	LITALICO, Inc.	5,600	75,243
	Lixil Corp.	60,100	659,001
	Loadstar Capital KK	1,000	12,487
	Look Holdings, Inc.	2,000	26,595
	LY Corp.	80,400	204,979
	M&A Capital Partners Co. Ltd.	3,500	63,534
	M3, Inc.	25,900	398,891
	Mabuchi Motor Co. Ltd.	12,766	364,719
	Macnica Holdings, Inc.	12,550	509,899
	Macromill, Inc.	13,000	57,762
	Maeda Kosen Co. Ltd.	4,200	81,823
	Maezawa Industries, Inc.	3,600	22,307
#	Maezawa Kasei Industries Co. Ltd.	3,600	35,325
	Maezawa Kyuso Industries Co. Ltd.	4,200	38,545
	Makino Milling Machine Co. Ltd.	6,200	258,715
	Makita Corp.	14,366	371,316
#	Management Solutions Co. Ltd.	2,600	45,259
	Mandom Corp.	8,800	80,720
	Mani, Inc.	11,300	153,718
	MarkLines Co. Ltd.	2,700	49,687
	Marubun Corp.	4,700	34,343
	Marudai Food Co. Ltd.	5,000	55,282
	Maruha Nichiro Corp.	11,700	200,286
	Marui Group Co. Ltd.	33,000	521,833
	Maruichi Steel Tube Ltd.	16,700	414,433
	MARUKA FURUSATO Corp.	4,392	80,652
#	Marumae Co. Ltd.	1,200	10,707
	Marusan Securities Co. Ltd.	16,100	87,366
	Maruwa Co. Ltd.	2,300	403,566
#	Maruzen CHI Holdings Co. Ltd.	3,900	8,456
	Maruzen Co. Ltd.	1,300	18,780
	Maruzen Showa Unyu Co. Ltd.	3,100	78,262
	Marvelous, Inc.	8,400	38,577
	Matsuda Sangyo Co. Ltd.	3,800	66,182
	Matsui Construction Co. Ltd.	6,000	31,168
	Matsui Securities Co. Ltd.	19,700	97,980
	MatsukiyoCocokara & Co.	13,780	241,726
	Matsuoka Corp.	1,000	10,593
	Max Co. Ltd.	5,000	84,381
	Maxell Ltd.	9,400	100,540
	Maxvalu Tokai Co. Ltd.	2,300	45,451
	Mazda Motor Corp.	90,306	872,897
#	McDonald’s Holdings Co. Japan Ltd.	5,000	194,539
	MCJ Co. Ltd.	23,800	171,226
	Mebuki Financial Group, Inc.	162,850	492,982
	MEC Co. Ltd.	4,200	95,425
*	Media Do Co. Ltd.	1,800	15,559
	Medical Data Vision Co. Ltd.	6,200	27,546
	Medical System Network Co. Ltd.	7,000	21,568
	Medikit Co. Ltd.	700	12,366
	Medipal Holdings Corp.	32,800	551,466

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Medius Holdings Co. Ltd.	3,500	$17,866
*	Medley, Inc.	1,400	40,475
	Megachips Corp.	4,800	123,757
	Megmilk Snow Brand Co. Ltd.	11,700	188,580
	Meidensha Corp.	8,800	137,868
	Meiji Electric Industries Co. Ltd.	1,500	13,800
	Meiko Electronics Co. Ltd.	6,600	136,897
	Meisei Industrial Co. Ltd.	10,800	72,941
	Meitec Group Holdings, Inc.	18,400	323,842
#	Meito Sangyo Co. Ltd.	2,500	26,803
	Meiwa Corp.	5,000	21,326
	Meiwa Estate Co. Ltd.	2,100	16,195
	Melco Holdings, Inc.	1,500	34,225
#	Members Co. Ltd.	2,300	18,105
	Menicon Co. Ltd.	17,000	197,082
*	Mercari, Inc.	11,100	222,771
	Mercuria Holdings Co. Ltd.	1,900	9,454
*	MetaReal Corp.	900	7,416
	METAWATER Co. Ltd.	4,500	56,731
	Micronics Japan Co. Ltd.	7,900	119,692
#	Midac Holdings Co. Ltd.	2,400	28,013
	Mie Kotsu Group Holdings, Inc.	12,100	45,162
	Mikuni Corp.	5,900	16,834
	Milbon Co. Ltd.	4,610	121,873
	MIMAKI ENGINEERING Co. Ltd.	3,700	18,132
	Mimasu Semiconductor Industry Co. Ltd.	4,500	72,972
	Minebea Mitsumi, Inc.	45,490	713,251
#	Ministop Co. Ltd.	3,800	38,398
	Mirai Industry Co. Ltd.	1,400	29,405
	Miraial Co. Ltd.	1,700	15,419
	Mirait One Corp.	26,010	344,730
	Mirarth Holdings, Inc.	21,900	63,838
	Miroku Jyoho Service Co. Ltd.	4,500	46,087
	MISUMI Group, Inc.	24,900	376,953
	Mitani Corp.	8,000	73,330
	Mitani Sangyo Co. Ltd.	7,800	17,208
	Mito Securities Co. Ltd.	16,800	48,866
	Mitsuba Corp.	9,400	43,299
	Mitsubishi Electric Corp.	59,800	685,697
	Mitsubishi Estate Co. Ltd.	53,600	686,097
	Mitsubishi Gas Chemical Co., Inc.	27,200	367,631
	Mitsubishi HC Capital, Inc.	148,570	979,408
	Mitsubishi Heavy Industries Ltd.	25,900	1,333,971
	Mitsubishi Kakoki Kaisha Ltd.	1,800	32,214
	Mitsubishi Logisnext Co. Ltd.	8,300	65,117
	Mitsubishi Logistics Corp.	13,900	363,623
	Mitsubishi Motors Corp.	155,700	508,605
	Mitsubishi Paper Mills Ltd.	4,100	15,835
	Mitsubishi Pencil Co. Ltd.	8,500	104,780
	Mitsubishi Research Institute, Inc.	1,900	61,423
	Mitsubishi UFJ Financial Group, Inc.	488,200	4,095,582
#	Mitsuboshi Belting Ltd.	5,800	167,440
	Mitsui Chemicals, Inc.	36,466	919,117
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	91,473
	Mitsui E&S Co. Ltd.	24,600	67,441
	Mitsui Fudosan Co. Ltd.	32,900	713,103
	Mitsui High-Tec, Inc.	4,300	181,557
	Mitsui Mining & Smelting Co. Ltd.	15,299	397,263
#	Mitsui OSK Lines Ltd.	21,400	552,490

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsui-Soko Holdings Co. Ltd.	5,400	$153,811
	Mitsuuroko Group Holdings Co. Ltd.	8,300	71,365
	Miura Co. Ltd.	7,100	137,662
	MIXI, Inc.	10,200	154,490
	Miyaji Engineering Group, Inc.	3,000	60,563
	Miyazaki Bank Ltd.	4,300	83,602
	Miyoshi Oil & Fat Co. Ltd.	1,700	14,742
	Mizuho Financial Group, Inc.	98,380	1,670,331
	Mizuho Leasing Co. Ltd.	7,700	244,974
#	Mizuho Medy Co. Ltd.	1,800	35,719
	Mizuno Corp.	5,500	161,345
*	Modec, Inc.	4,400	48,394
#	Monex Group, Inc.	30,100	132,385
	Monogatari Corp.	6,200	167,899
#	MonotaRO Co. Ltd.	22,800	182,217
	Morinaga & Co. Ltd.	8,500	306,547
	Morinaga Milk Industry Co. Ltd.	10,100	393,950
	Moriroku Holdings Co. Ltd.	2,900	45,933
	Morita Holdings Corp.	8,100	83,097
	Morito Co. Ltd.	5,100	44,708
	Morozoff Ltd.	1,000	24,857
	MrMax Holdings Ltd.	8,700	35,727
	MS&AD Insurance Group Holdings, Inc.	17,600	644,873
	Mugen Estate Co. Ltd.	2,400	16,274
	m-up Holdings, Inc.	7,600	61,544
	Murakami Corp.	1,400	28,466
	Murata Manufacturing Co. Ltd.	79,200	1,356,647
	Musashi Seimitsu Industry Co. Ltd.	13,600	130,896
	Musashino Bank Ltd.	7,400	139,530
	Muto Seiko Co.	1,000	10,928
	Nabtesco Corp.	18,600	329,437
	Nachi-Fujikoshi Corp.	4,298	107,102
	Nafco Co. Ltd.	2,900	35,465
	Nagano Keiki Co. Ltd.	4,100	63,610
	Nagase & Co. Ltd.	26,100	395,391
	Nagase Brothers, Inc.	800	9,924
	Nagatanien Holdings Co. Ltd.	2,700	40,823
	Nagawa Co. Ltd.	900	36,610
	Nagoya Railroad Co. Ltd.	16,900	236,580
	Naigai Trans Line Ltd.	1,300	20,379
	Nakabayashi Co. Ltd.	4,900	16,754
	Nakamoto Packs Co. Ltd.	1,600	17,201
	Nakamuraya Co. Ltd.	900	18,440
	Nakanishi, Inc.	12,400	272,344
#	Namura Shipbuilding Co. Ltd.	12,300	64,836
	Nankai Electric Railway Co. Ltd.	11,300	216,415
	Nanto Bank Ltd.	6,600	118,798
	Nanyo Corp.	800	10,721
	Narasaki Sangyo Co. Ltd.	700	11,029
	Natori Co. Ltd.	2,900	38,319
	NEC Capital Solutions Ltd.	2,400	49,480
	NEC Corp.	30,800	1,483,038
	NEC Networks & System Integration Corp.	13,800	186,764
	NET One Systems Co. Ltd.	19,384	295,856
	New Art Holdings Co. Ltd.	2,100	24,270
	Nexon Co. Ltd.	5,900	108,261
#	Nextage Co. Ltd.	10,600	146,453
*	NexTone, Inc.	1,300	11,803
	NGK Insulators Ltd.	56,600	691,553

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NH Foods Ltd.	12,400	$372,039
	NHK Spring Co. Ltd.	52,400	370,783
	Nicca Chemical Co. Ltd.	1,900	11,373
	Nice Corp.	1,400	13,137
	Nichias Corp.	14,100	279,740
	Nichiban Co. Ltd.	2,800	34,023
	Nichicon Corp.	11,700	97,786
	Nichiden Corp.	3,400	56,513
	Nichiha Corp.	7,400	146,120
#	Nichimo Co. Ltd.	800	20,837
	Nichirei Corp.	21,000	454,524
	Nichireki Co. Ltd.	6,200	88,145
	Nichirin Co. Ltd.	2,810	55,697
	NIDEC Corp.	9,400	344,802
	Nifco, Inc.	17,300	405,723
	Nihon Chouzai Co. Ltd.	2,800	26,287
	Nihon Dempa Kogyo Co. Ltd.	7,100	57,659
	Nihon Dengi Co. Ltd.	900	24,163
	Nihon Denkei Co. Ltd.	1,350	16,647
	Nihon Flush Co. Ltd.	5,100	30,006
#	Nihon House Holdings Co. Ltd.	11,100	25,593
	Nihon Kagaku Sangyo Co. Ltd.	2,900	22,834
	Nihon Kohden Corp.	7,200	170,055
#	Nihon M&A Center Holdings, Inc.	61,000	278,605
	Nihon Nohyaku Co. Ltd.	14,900	63,661
	Nihon Parkerizing Co. Ltd.	23,894	173,413
	Nihon Tokushu Toryo Co. Ltd.	2,700	20,967
	Nihon Trim Co. Ltd.	700	13,620
*	Nihon Yamamura Glass Co. Ltd.	1,900	21,222
	Nikkiso Co. Ltd.	12,700	80,895
	Nikko Co. Ltd.	8,000	34,843
	Nikkon Holdings Co. Ltd.	14,800	314,037
	Nikon Corp.	54,800	520,294
	Nintendo Co. Ltd.	44,000	1,817,834
	Nippi, Inc.	400	11,325
	Nippn Corp.	13,200	201,027
	Nippon Air Conditioning Services Co. Ltd.	3,800	19,299
	Nippon Aqua Co. Ltd.	1,900	11,903
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	38,114
	Nippon Carbide Industries Co., Inc.	1,700	18,991
	Nippon Carbon Co. Ltd.	2,400	70,301
	Nippon Chemical Industrial Co. Ltd.	1,799	22,769
*	Nippon Chemi-Con Corp.	5,200	44,088
	Nippon Concept Corp.	2,200	25,926
	Nippon Densetsu Kogyo Co. Ltd.	9,600	130,877
	Nippon Dry-Chemical Co. Ltd.	1,600	23,204
	Nippon Electric Glass Co. Ltd.	21,100	421,837
	Nippon Express Holdings, Inc.	15,400	791,489
#	Nippon Fine Chemical Co. Ltd.	2,700	44,593
	Nippon Gas Co. Ltd.	29,300	440,364
	Nippon Hume Corp.	6,600	38,597
	Nippon Kodoshi Corp.	1,600	18,735
	Nippon Light Metal Holdings Co. Ltd.	15,281	167,604
	Nippon Paint Holdings Co. Ltd.	8,500	57,146
*	Nippon Paper Industries Co. Ltd.	27,578	239,959
	Nippon Parking Development Co. Ltd.	51,500	72,917
	Nippon Pillar Packing Co. Ltd.	5,000	124,800
#	Nippon Rietec Co. Ltd.	4,000	34,517
	Nippon Road Co. Ltd.	6,700	88,032

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Seiki Co. Ltd.	14,200	$101,102
	Nippon Seisen Co. Ltd.	600	19,131
	Nippon Sharyo Ltd.	2,200	30,502
*	Nippon Sheet Glass Co. Ltd.	24,600	108,085
	Nippon Shinyaku Co. Ltd.	8,800	356,893
	Nippon Shokubai Co. Ltd.	8,000	297,136
	Nippon Signal Company Ltd.	11,500	71,114
	Nippon Soda Co. Ltd.	6,500	233,043
	Nippon Telegraph & Telephone Corp.	907,500	1,067,923
	Nippon Thompson Co. Ltd.	14,800	52,747
	Nippon Yusen KK	61,200	1,497,395
	Nishikawa Rubber Co. Ltd.	2,100	18,623
	Nishimatsu Construction Co. Ltd.	9,200	221,508
	Nishimatsuya Chain Co. Ltd.	9,200	118,165
	Nishimoto Co. Ltd.	1,100	43,631
	Nishi-Nippon Financial Holdings, Inc.	31,800	379,791
	Nishi-Nippon Railroad Co. Ltd.	9,200	148,642
	Nishio Holdings Co. Ltd.	4,700	104,145
	Nissan Motor Co. Ltd.	182,048	700,517
	Nissan Shatai Co. Ltd.	17,700	101,286
	Nissan Tokyo Sales Holdings Co. Ltd.	4,900	14,840
	Nissei ASB Machine Co. Ltd.	2,100	64,808
	Nissei Plastic Industrial Co. Ltd.	4,600	31,348
	Nissha Co. Ltd.	11,615	120,760
	Nisshin Group Holdings Co. Ltd.	9,400	31,663
	Nisshin Oillio Group Ltd.	7,000	195,507
	Nisshin Seifun Group, Inc.	23,640	356,581
	Nisshinbo Holdings, Inc.	38,475	278,296
	Nissin Corp.	3,500	60,318
	Nissin Foods Holdings Co. Ltd.	2,600	226,222
	Nisso Holdings Co. Ltd.	2,800	14,106
	Nissui Corp.	79,600	386,263
	Niterra Co. Ltd.	33,300	745,347
	Nitori Holdings Co. Ltd.	6,800	736,404
	Nitta Corp.	4,800	108,384
#	Nitta Gelatin, Inc.	3,200	14,434
	Nitto Denko Corp.	17,500	1,132,351
	Nitto Fuji Flour Milling Co. Ltd.	600	19,066
	Nitto Kogyo Corp.	7,300	166,854
	Nitto Kohki Co. Ltd.	3,400	42,650
	Nitto Seiko Co. Ltd.	6,900	26,678
	Nittoc Construction Co. Ltd.	6,700	46,708
#	Nittoku Co. Ltd.	1,300	19,062
	NJS Co. Ltd.	1,500	27,779
	Noda Corp.	2,000	16,548
	Noevir Holdings Co. Ltd.	3,600	126,264
	Nojima Corp.	17,000	151,406
	NOK Corp.	14,900	176,621
	Nomura Holdings, Inc.	163,500	631,667
	Nomura Holdings, Inc., Sponsored ADR	61,247	237,026
	Nomura Micro Science Co. Ltd.	1,400	71,773
	Nomura Real Estate Holdings, Inc.	16,700	390,046
	Nomura Research Institute Ltd.	14,989	393,460
	Noritake Co. Ltd.	2,700	105,088
	Noritsu Koki Co. Ltd.	5,600	118,542
	Noritz Corp.	7,800	81,886
	North Pacific Bank Ltd.	74,016	190,605
	NPR-RIKEN Corp.	6,546	74,194
	NS Solutions Corp.	2,700	78,407

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NS Tool Co. Ltd.	3,500	$25,101
	NSD Co. Ltd.	14,000	243,584
	NSK Ltd.	65,602	353,098
	NSW, Inc.	1,800	32,452
	NTN Corp.	123,721	220,403
	NTT Data Group Corp.	42,500	524,021
	Oat Agrio Co. Ltd.	1,200	14,932
	Obara Group, Inc.	2,300	55,194
	Obayashi Corp.	63,100	540,502
	OBIC Business Consultants Co. Ltd.	1,400	60,144
	Obic Co. Ltd.	1,300	192,161
	Odakyu Electric Railway Co. Ltd.	13,799	196,447
	Odawara Engineering Co. Ltd.	700	10,028
	Ogaki Kyoritsu Bank Ltd.	10,000	139,653
#	Ohara, Inc.	1,700	14,209
#	Ohashi Technica, Inc.	3,300	37,389
	Ohba Co. Ltd.	1,700	10,304
	Ohsho Food Service Corp.	2,100	97,072
	OIE Sangyo Co. Ltd.	600	7,557
	Oiles Corp.	6,140	77,751
#*	Oisix ra daichi, Inc.	6,700	50,985
	Oita Bank Ltd.	3,900	72,147
	Oji Holdings Corp.	165,000	705,685
	Okabe Co. Ltd.	10,200	47,373
	Okada Aiyon Corp.	800	10,361
	Okamoto Machine Tool Works Ltd.	1,100	41,853
	Okamura Corp.	12,400	176,535
	Okasan Securities Group, Inc.	41,500	187,653
	Oki Electric Industry Co. Ltd.	23,848	143,881
	Okinawa Cellular Telephone Co.	7,400	156,514
	Okinawa Financial Group, Inc.	5,080	84,729
	OKUMA Corp.	5,100	209,969
	Okumura Corp.	8,000	244,715
	Okura Industrial Co. Ltd.	2,600	47,017
	Okuwa Co. Ltd.	5,900	33,097
	Olympus Corp.	52,400	699,820
	Omron Corp.	5,500	197,050
	Onoken Co. Ltd.	5,400	60,030
	Onward Holdings Co. Ltd.	25,100	79,476
	Ootoya Holdings Co. Ltd.	900	30,730
	Open House Group Co. Ltd.	15,000	494,405
	Open Up Group, Inc.	11,700	145,125
	Optex Group Co. Ltd.	8,100	91,057
*	Optim Corp.	3,400	18,553
	Optorun Co. Ltd.	7,600	87,918
	Oracle Corp.	2,900	205,725
	Organo Corp.	7,200	237,390
	Orient Corp.	13,480	100,491
	Oriental Consultants Holdings Co. Ltd.	500	8,517
	Oriental Land Co. Ltd.	22,800	737,474
	Oriental Shiraishi Corp.	31,900	70,412
	ORIX Corp.	116,700	2,122,345
	Oro Co. Ltd.	1,400	19,213
	Osaka Gas Co. Ltd.	20,800	392,242
	Osaka Organic Chemical Industry Ltd.	3,600	61,115
	Osaka Soda Co. Ltd.	3,200	187,938
	Osaka Steel Co. Ltd.	3,400	40,183
	OSAKA Titanium Technologies Co. Ltd.	4,600	98,208
	Osaki Electric Co. Ltd.	11,100	47,194

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	OSG Corp.	20,800	$237,340
	Otsuka Corp.	9,600	384,908
	OUG Holdings, Inc.	1,000	15,810
	Outsourcing, Inc.	25,400	188,745
	Oval Corp.	3,800	11,039
	Oyo Corp.	5,800	88,651
	Ozu Corp.	700	7,236
	Pacific Industrial Co. Ltd.	10,876	99,839
	Pack Corp.	3,200	71,129
	PAL GROUP Holdings Co. Ltd.	10,000	129,348
	PALTAC Corp.	4,110	133,232
	Pan Pacific International Holdings Corp.	40,700	788,190
	Panasonic Holdings Corp.	210,601	1,847,706
	Paraca, Inc.	1,500	19,627
	Paramount Bed Holdings Co. Ltd.	9,500	161,858
*	Park24 Co. Ltd.	24,500	276,012
	Parker Corp.	3,000	14,979
	Pasona Group, Inc.	6,100	54,568
	PCI Holdings, Inc.	1,100	7,603
	Pegasus Co. Ltd.	5,300	17,923
	Penta-Ocean Construction Co. Ltd.	60,200	353,911
	People Dreams & Technologies Group Co. Ltd.	1,400	15,297
*	PeptiDream, Inc.	20,907	152,408
	Persol Holdings Co. Ltd.	334,000	500,804
	Pharma Foods International Co. Ltd.	4,400	38,885
	PHC Holdings Corp.	6,400	60,525
*	PIA Corp.	1,400	32,734
	Pickles Holdings Co. Ltd.	2,400	18,990
	Pigeon Corp.	28,475	302,344
	Pilot Corp.	6,600	223,974
	Piolax, Inc.	7,100	104,857
	Plus Alpha Consulting Co. Ltd.	2,700	43,435
	Pola Orbis Holdings, Inc.	3,900	39,174
	Pole To Win Holdings, Inc.	8,400	25,963
*	Port, Inc.	1,900	22,857
	Premium Group Co. Ltd.	8,700	93,314
	Premium Water Holdings, Inc.	700	13,772
	Press Kogyo Co. Ltd.	23,000	98,510
	Pressance Corp.	6,400	69,047
	Prestige International, Inc.	20,100	81,588
	Prima Meat Packers Ltd.	5,699	86,706
	Procrea Holdings, Inc.	7,208	93,223
	Pronexus, Inc.	5,200	40,498
	Pro-Ship, Inc.	1,900	16,420
	Proto Corp.	6,700	54,741
	PS Mitsubishi Construction Co. Ltd.	8,100	43,820
	QB Net Holdings Co. Ltd.	3,200	35,220
	Qol Holdings Co. Ltd.	5,900	68,104
	Quick Co. Ltd.	2,900	38,921
#	Raccoon Holdings, Inc.	4,100	19,427
	Raito Kogyo Co. Ltd.	8,000	103,551
	Raiznext Corp.	7,900	73,930
*	Raksul, Inc.	7,800	65,550
	Rakus Co. Ltd.	11,000	136,957
	Rakuten Group, Inc.	35,900	132,791
	Rasa Corp.	1,700	19,173
	Rasa Industries Ltd.	2,100	27,420
	Raysum Co. Ltd.	2,036	43,871
	Recruit Holdings Co. Ltd.	53,100	1,522,520

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Relo Group, Inc.	26,000	$257,766
	Renaissance, Inc.	2,000	11,655
*	Renesas Electronics Corp.	71,100	933,942
	Rengo Co. Ltd.	57,500	380,790
*	RENOVA, Inc.	8,300	59,708
	Resona Holdings, Inc.	182,363	974,422
	Resonac Holdings Corp.	38,500	624,132
	Resorttrust, Inc.	15,000	215,852
	Restar Holdings Corp.	4,900	80,592
#	Retail Partners Co. Ltd.	6,800	77,548
	Rheon Automatic Machinery Co. Ltd.	3,400	29,745
#	Rhythm Co. Ltd.	1,100	17,343
	Ricoh Co. Ltd.	85,600	693,797
	Ricoh Leasing Co. Ltd.	3,900	116,641
	Ride On Express Holdings Co. Ltd.	1,500	10,323
	Riken Keiki Co. Ltd.	2,900	118,826
	Riken Technos Corp.	12,300	70,161
	Riken Vitamin Co. Ltd.	5,200	77,740
	Ringer Hut Co. Ltd.	1,300	19,854
	Rinnai Corp.	13,300	244,314
	Rion Co. Ltd.	2,800	41,222
	Riso Kagaku Corp.	700	10,901
	Riso Kyoiku Co. Ltd.	30,900	51,852
	Rix Corp.	800	17,133
	Rohm Co. Ltd.	28,400	455,024
	Rohto Pharmaceutical Co. Ltd.	17,000	396,632
	Rokko Butter Co. Ltd.	3,500	32,296
	Roland Corp.	3,300	95,416
	Roland DG Corp.	3,200	70,019
	Rorze Corp.	2,700	200,889
	Round One Corp.	48,900	177,386
	Royal Holdings Co. Ltd.	5,300	90,327
	RS Technologies Co. Ltd.	3,300	52,300
	Ryobi Ltd.	6,000	112,541
	RYODEN Corp.	3,500	54,487
	Ryohin Keikaku Co. Ltd.	51,800	730,342
#	Ryosan Co. Ltd.	5,400	170,169
	S Foods, Inc.	5,100	107,884
	S&B Foods, Inc.	1,300	34,100
	Sac’s Bar Holdings, Inc.	4,300	23,899
	Saibu Gas Holdings Co. Ltd.	3,900	49,474
	Saison Information Systems Co. Ltd.	1,400	17,609
	Sakai Chemical Industry Co. Ltd.	3,500	47,918
	Sakai Heavy Industries Ltd.	900	31,031
	Sakai Moving Service Co. Ltd.	4,600	78,513
	Sakata INX Corp.	11,900	99,473
#	Sakura Internet, Inc.	4,600	35,567
	Sala Corp.	14,300	70,109
	Samco, Inc.	500	13,853
#	SAMTY Co. Ltd.	5,700	93,728
	San Holdings, Inc.	5,200	35,453
	San ju San Financial Group, Inc.	6,050	78,801
	San-A Co. Ltd.	3,400	105,327
	San-Ai Obbli Co. Ltd.	15,800	170,600
	Sangetsu Corp.	11,000	206,722
	San-In Godo Bank Ltd.	34,576	238,151
*	Sanix, Inc.	5,300	11,479
	Sanken Electric Co. Ltd.	4,700	233,760
	Sanki Engineering Co. Ltd.	9,000	104,611

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanko Gosei Ltd.	4,500	$16,131
	Sanko Metal Industrial Co. Ltd.	800	24,339
	Sankyo Frontier Co. Ltd.	1,100	28,109
	Sankyo Seiko Co. Ltd.	8,500	44,094
	Sankyo Tateyama, Inc.	6,600	34,831
	Sankyu, Inc.	11,900	358,311
	Sanoh Industrial Co. Ltd.	8,500	49,645
	Sanrio Co. Ltd.	4,700	200,142
	Sansei Technologies, Inc.	2,400	17,313
	Sansha Electric Manufacturing Co. Ltd.	2,800	22,436
	Sanshin Electronics Co. Ltd.	2,600	39,061
	Santec Holdings Corp.	1,400	23,073
	Santen Pharmaceutical Co. Ltd.	38,300	332,197
	Sanwa Holdings Corp.	39,800	536,992
	Sanyo Chemical Industries Ltd.	3,100	82,416
	Sanyo Denki Co. Ltd.	2,500	92,484
	Sanyo Electric Railway Co. Ltd.	1,500	20,668
	Sanyo Shokai Ltd.	3,599	64,960
	Sanyo Special Steel Co. Ltd.	5,000	85,214
	Sanyo Trading Co. Ltd.	4,800	42,346
#	Sato Foods Co. Ltd.	300	10,697
	Sato Holdings Corp.	6,600	88,642
	Sato Shoji Corp.	3,600	35,261
	Satori Electric Co. Ltd.	3,200	39,369
	Saxa Holdings, Inc.	1,500	22,133
	SB Technology Corp.	3,000	44,520
	SBI Global Asset Management Co. Ltd.	6,900	24,629
	SBI Holdings, Inc.	24,600	529,267
	SBS Holdings, Inc.	6,000	106,520
	SCREEN Holdings Co. Ltd.	12,200	567,204
	Scroll Corp.	9,300	58,059
	SCSK Corp.	17,100	291,901
	SEC Carbon Ltd.	500	44,106
	Seibu Electric & Machinery Co. Ltd.	1,200	10,913
	Seibu Holdings, Inc.	22,400	218,724
	Seika Corp.	2,100	30,071
	Seikagaku Corp.	12,500	65,616
	Seikitokyu Kogyo Co. Ltd.	9,100	96,809
	Seiko Epson Corp.	49,200	683,052
	Seiko Group Corp.	7,299	113,982
	Seino Holdings Co. Ltd.	32,500	472,742
#	Seiren Co. Ltd.	7,900	117,188
	Sekisui Chemical Co. Ltd.	50,200	687,583
	Sekisui House Ltd.	35,500	695,187
	Sekisui Jushi Corp.	6,600	107,630
	Sekisui Kasei Co. Ltd.	7,400	21,530
#	SEMITEC Corp.	1,200	15,527
	Senko Group Holdings Co. Ltd.	31,000	213,583
	Senshu Electric Co. Ltd.	3,200	65,834
	Senshu Ikeda Holdings, Inc.	61,400	144,299
*	Senshukai Co. Ltd.	8,300	22,089
	Septeni Holdings Co. Ltd.	8,000	22,489
#	SERAKU Co. Ltd.	1,400	11,533
	Seria Co. Ltd.	9,800	135,832
	Seven & i Holdings Co. Ltd.	81,500	2,986,054
	Seven Bank Ltd.	119,100	235,820
	SG Holdings Co. Ltd.	28,800	408,229
*	Sharingtechnology, Inc.	6,400	26,185
*	Sharp Corp.	37,357	233,564

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shibaura Electronics Co. Ltd.	2,300	$85,976
	Shibaura Machine Co. Ltd.	3,900	96,572
	Shibaura Mechatronics Corp.	3,000	129,586
	Shibusawa Warehouse Co. Ltd.	2,600	50,528
	Shibuya Corp.	4,600	75,094
#	Shidax Corp.	11,600	56,099
*	SHIFT, Inc.	1,800	326,591
	Shiga Bank Ltd.	9,400	248,586
	Shikibo Ltd.	2,900	20,523
	Shikoku Bank Ltd.	9,300	66,489
	Shikoku Kasei Holdings Corp.	11,400	128,759
	Shima Seiki Manufacturing Ltd.	6,400	65,296
	Shimamura Co. Ltd.	3,600	355,283
	Shimano, Inc.	3,619	520,796
	Shimizu Bank Ltd.	3,400	37,600
	Shimizu Corp.	70,900	504,559
	Shimojima Co. Ltd.	2,400	18,501
	Shin Maint Holdings Co. Ltd.	1,300	13,757
	Shin Nippon Air Technologies Co. Ltd.	2,800	43,160
#	Shin Nippon Biomedical Laboratories Ltd.	5,300	59,068
	Shinagawa Refractories Co. Ltd.	8,000	77,614
	Shindengen Electric Manufacturing Co. Ltd.	2,200	41,619
	Shin-Etsu Chemical Co. Ltd.	107,000	3,199,660
	Shin-Etsu Polymer Co. Ltd.	10,400	94,386
	Shinki Bus Co. Ltd.	600	13,340
	Shinko Electric Industries Co. Ltd.	10,400	333,932
	Shinko Shoji Co. Ltd.	6,300	48,942
	Shinmaywa Industries Ltd.	14,700	117,305
	Shinnihon Corp.	8,500	68,510
	Shin-Nihon Tatemono Co. Ltd.	3,800	15,133
	Shinnihonseiyaku Co. Ltd.	1,400	13,738
	Shinsho Corp.	1,400	50,663
	Shinwa Co. Ltd.	2,600	41,265
	Shinwa Co. Ltd.	1,900	9,354
	Ship Healthcare Holdings, Inc.	17,100	264,009
	Shizuoka Financial Group, Inc.	62,600	532,335
	Shizuoka Gas Co. Ltd.	14,300	97,161
	SHO-BOND Holdings Co. Ltd.	5,400	212,668
	Shoei Co. Ltd.	11,000	146,561
	Shoei Foods Corp.	1,100	31,172
	Shofu, Inc.	2,600	43,427
	Showa Sangyo Co. Ltd.	5,300	106,040
	SIGMAXYZ Holdings, Inc.	6,500	60,627
	Siix Corp.	7,900	74,011
*	Simplex Holdings, Inc.	4,500	75,582
	Sinanen Holdings Co. Ltd.	1,900	51,072
	Sinfonia Technology Co. Ltd.	6,900	72,351
	Sinko Industries Ltd.	4,500	65,985
	Sintokogio Ltd.	10,000	69,474
	SK Kaken Co. Ltd.	1,000	46,740
	SK-Electronics Co. Ltd.	2,100	39,592
	SKY Perfect JSAT Holdings, Inc.	42,400	196,246
*	Skylark Holdings Co. Ltd.	44,100	650,642
	SMC Corp.	1,000	461,763
	SMK Corp.	1,100	17,832
	SMS Co. Ltd.	15,706	249,221
#	Snow Peak, Inc.	2,900	19,410
	Soda Nikka Co. Ltd.	4,200	28,349
	Sodick Co. Ltd.	13,900	70,109

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Soft99 Corp.	3,800	$34,610
	SoftBank Corp.	121,900	1,378,306
	SoftBank Group Corp.	36,800	1,507,109
	Softcreate Holdings Corp.	2,600	29,439
	Software Service, Inc.	600	34,187
	Sohgo Security Services Co. Ltd.	66,200	387,681
	Soken Chemical & Engineering Co. Ltd.	2,200	31,166
	Solasto Corp.	16,700	64,930
	Soliton Systems KK	2,100	15,354
	Sompo Holdings, Inc.	11,500	498,179
	Sony Group Corp.	75,100	6,243,727
	Sotetsu Holdings, Inc.	11,642	205,504
	Souken Ace Co. Ltd.	31,300	5,799
	Space Co. Ltd.	4,390	26,304
	Sparx Group Co. Ltd.	4,840	46,334
	SPK Corp.	2,200	26,139
#	S-Pool, Inc.	16,400	37,920
	Square Enix Holdings Co. Ltd.	3,100	102,987
	SRA Holdings	2,600	56,326
#*	SRE Holdings Corp.	1,500	22,985
	ST Corp.	2,000	20,051
	Stanley Electric Co. Ltd.	25,500	407,862
	Star Mica Holdings Co. Ltd.	6,400	25,682
	Star Micronics Co. Ltd.	9,900	119,019
	Startia Holdings, Inc.	2,000	17,316
	Starts Corp., Inc.	9,300	176,632
	Starzen Co. Ltd.	4,200	71,480
	St-Care Holding Corp.	2,700	15,086
	Stella Chemifa Corp.	2,900	61,379
	Step Co. Ltd.	2,300	26,494
	STI Foods Holdings, Inc.	500	13,318
	Strike Co. Ltd.	1,700	41,604
#	Studio Alice Co. Ltd.	3,200	43,602
	Subaru Corp.	111,800	1,935,291
	Subaru Enterprise Co. Ltd.	400	34,105
	Sugi Holdings Co. Ltd.	5,600	226,679
	Sugimoto & Co. Ltd.	2,600	35,807
	SUMCO Corp.	71,100	918,765
	Sumida Corp.	10,400	89,354
	Sumitomo Densetsu Co. Ltd.	4,100	72,012
	Sumitomo Electric Industries Ltd.	71,400	749,573
	Sumitomo Forestry Co. Ltd.	34,900	824,040
	Sumitomo Heavy Industries Ltd.	26,200	599,711
	Sumitomo Metal Mining Co. Ltd.	43,300	1,216,382
	Sumitomo Mitsui Construction Co. Ltd.	37,320	99,012
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	11,351	109,764
	Sumitomo Mitsui Financial Group, Inc.	49,800	2,400,757
	Sumitomo Mitsui Trust Holdings, Inc.	21,600	809,931
	Sumitomo Realty & Development Co. Ltd.	30,000	752,818
	Sumitomo Riko Co. Ltd.	11,100	69,325
	Sumitomo Rubber Industries Ltd.	29,125	295,460
	Sumitomo Seika Chemicals Co. Ltd.	2,400	73,812
	Sumitomo Warehouse Co. Ltd.	14,500	232,139
	Sun Corp.	900	13,738
	Sun Frontier Fudousan Co. Ltd.	8,800	85,387
	Suncall Corp.	3,600	11,614
	Sundrug Co. Ltd.	14,300	388,845
	Suntory Beverage & Food Ltd.	18,300	550,703
	Sun-Wa Technos Corp.	3,300	48,463

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Suruga Bank Ltd.	43,800	$187,150
	Suzuden Corp.	2,300	32,529
	Suzuken Co. Ltd.	13,750	421,160
	Suzuki Co. Ltd.	4,100	31,855
	Suzuki Motor Corp.	31,600	1,226,459
	SWCC Corp.	8,300	115,406
	Synchro Food Co. Ltd.	2,100	7,748
*	System Information Co. Ltd.	4,200	25,980
	System Research Co. Ltd.	1,200	25,820
	System Support, Inc.	900	11,685
	Systems Engineering Consultants Co. Ltd.	500	11,977
	Systena Corp.	64,600	109,975
	Syuppin Co. Ltd.	3,700	25,416
	T Hasegawa Co. Ltd.	6,900	144,558
	T RAD Co. Ltd.	1,500	20,684
	T&D Holdings, Inc.	44,300	790,277
	T&K Toka Co. Ltd.	6,000	57,264
	Tachibana Eletech Co. Ltd.	4,880	86,912
	Tachikawa Corp.	2,800	25,920
	Tachi-S Co. Ltd.	9,100	99,842
	Tadano Ltd.	26,800	201,486
	Taihei Dengyo Kaisha Ltd.	4,200	109,945
	Taiho Kogyo Co. Ltd.	4,700	24,321
	Taikisha Ltd.	5,100	148,409
	Taiko Bank Ltd.	1,300	12,760
	Taisei Corp.	11,900	403,561
	Taisei Lamick Co. Ltd.	1,500	29,533
	Taisho Pharmaceutical Holdings Co. Ltd.	6,150	243,528
	Taiyo Holdings Co. Ltd.	8,400	136,995
	Taiyo Yuden Co. Ltd.	18,700	419,225
	Takamatsu Construction Group Co. Ltd.	3,700	67,366
	Takamiya Co. Ltd.	4,700	15,069
	Takaoka Toko Co. Ltd.	3,000	40,929
	Takara & Co. Ltd.	3,000	47,722
	Takara Standard Co. Ltd.	11,400	138,387
	Takasago International Corp.	3,600	76,850
	Takasago Thermal Engineering Co. Ltd.	9,400	185,599
	Takashima & Co. Ltd.	2,400	14,272
	Takashimaya Co. Ltd.	35,800	486,850
#	Takasho Co. Ltd.	3,000	11,999
	Take & Give Needs Co. Ltd.	3,900	24,293
#	TAKEBISHI Corp.	2,200	26,349
	Takeuchi Manufacturing Co. Ltd.	7,500	213,983
	Taki Chemical Co. Ltd.	900	19,031
	Takuma Co. Ltd.	8,100	78,583
#	Tama Home Co. Ltd.	4,700	106,198
	Tamron Co. Ltd.	4,300	117,059
	Tamura Corp.	22,300	72,758
	Tanseisha Co. Ltd.	9,100	51,133
*	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	48,362
	Tay Two Co. Ltd.	17,800	16,318
	Tayca Corp.	4,200	47,108
	Tazmo Co. Ltd.	2,800	48,338
	Tbk Co. Ltd.	3,900	9,779
	TBS Holdings, Inc.	7,500	122,266
	TDC Soft, Inc.	3,800	39,629
	TDK Corp.	49,900	1,867,019
	TechMatrix Corp.	9,900	97,838
	Techno Medica Co. Ltd.	900	13,602

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Techno Quartz, Inc.	800	$21,282
	Techno Ryowa Ltd.	1,600	14,013
	Techno Smart Corp.	2,600	28,809
	TechnoPro Holdings, Inc.	17,400	344,709
	Tecnos Japan, Inc.	1,700	7,674
	Teikoku Electric Manufacturing Co. Ltd.	2,400	38,372
	Teikoku Sen-I Co. Ltd.	4,600	57,331
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	19,799
	Tekken Corp.	3,300	44,671
	Tenma Corp.	4,400	73,852
	Tenpos Holdings Co. Ltd.	600	10,876
	Tera Probe, Inc.	800	23,711
	Terasaki Electric Co. Ltd.	600	6,450
	Terumo Corp.	10,800	295,468
	TESEC Corp.	1,300	22,146
	Tess Holdings Co. Ltd.	6,800	21,461
	T-Gaia Corp.	2,300	27,394
	THK Co. Ltd.	21,600	386,027
	Tigers Polymer Corp.	1,700	7,342
	TIS, Inc.	23,600	505,390
	TKC Corp.	5,700	132,964
#*	TKP Corp.	3,300	44,907
	Toa Corp.	6,200	42,556
	Toa Corp.	4,100	101,964
	TOA ROAD Corp.	2,400	91,006
	Toagosei Co. Ltd.	27,100	248,630
	Toba, Inc.	500	10,269
	Tobishima Corp.	5,970	54,781
	Tobu Railway Co. Ltd.	10,500	252,729
	TOC Co. Ltd.	9,500	40,068
	Tocalo Co. Ltd.	13,600	122,927
	Tochigi Bank Ltd.	29,200	68,505
	Toda Corp.	64,100	355,972
*	Toda Kogyo Corp.	700	8,131
#	Toei Animation Co. Ltd.	1,200	108,056
	Toei Co. Ltd.	200	23,480
	Toell Co. Ltd.	1,900	8,449
	Toenec Corp.	2,000	54,512
	Toho Bank Ltd.	51,400	99,369
	Toho Co. Ltd.	2,600	88,824
	Toho Co. Ltd.	2,500	50,657
	Toho Gas Co. Ltd.	12,000	206,656
	Toho Holdings Co. Ltd.	12,000	270,517
#	Toho Titanium Co. Ltd.	8,500	110,889
	Toho Zinc Co. Ltd.	3,500	37,142
#	Tohoku Bank Ltd.	1,800	14,424
	Tohokushinsha Film Corp.	5,700	45,236
	Tokai Carbon Co. Ltd.	56,300	432,040
	Tokai Corp.	4,900	61,934
	TOKAI Holdings Corp.	24,539	158,255
	Tokai Rika Co. Ltd.	15,800	247,938
	Tokai Tokyo Financial Holdings, Inc.	49,200	167,109
	Token Corp.	1,810	94,989
	Tokio Marine Holdings, Inc.	130,400	2,917,337
	Tokushu Tokai Paper Co. Ltd.	2,300	54,861
	Tokyo Century Corp.	8,700	335,200
	Tokyo Electron Device Ltd.	5,400	138,583
	Tokyo Electron Ltd.	19,200	2,537,043
	Tokyo Energy & Systems, Inc.	4,500	28,527

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Gas Co. Ltd.	20,900	$469,355
	Tokyo Individualized Educational Institute, Inc.	7,600	25,281
	Tokyo Keiki, Inc.	2,000	19,606
	Tokyo Kiraboshi Financial Group, Inc.	6,022	177,744
	Tokyo Ohka Kogyo Co. Ltd.	4,400	254,235
	Tokyo Rakutenchi Co. Ltd.	900	24,519
	Tokyo Sangyo Co. Ltd.	6,600	36,352
	Tokyo Seimitsu Co. Ltd.	8,700	406,685
	Tokyo Steel Manufacturing Co. Ltd.	13,700	158,346
	Tokyo Tatemono Co. Ltd.	46,900	622,753
	Tokyu Construction Co. Ltd.	21,564	110,956
	Tokyu Corp.	27,700	312,706
	Tokyu Fudosan Holdings Corp.	153,943	896,921
	Toli Corp.	10,700	23,881
	Tomato Bank Ltd.	1,400	10,914
	Tomoe Corp.	5,400	20,922
#	Tomoe Engineering Co. Ltd.	2,000	35,320
	Tomoku Co. Ltd.	3,500	54,401
	TOMONY Holdings, Inc.	38,500	129,738
	Tomy Co. Ltd.	21,600	297,920
	Tonami Holdings Co. Ltd.	1,300	37,414
	Topcon Corp.	24,400	222,499
	TOPPAN Holdings, Inc.	23,300	537,388
	Topre Corp.	9,400	101,289
	Topy Industries Ltd.	4,200	67,662
	Toray Industries, Inc.	143,500	694,230
	Torex Semiconductor Ltd.	1,600	19,656
	Toridoll Holdings Corp.	11,600	280,710
	Torigoe Co. Ltd.	4,100	19,947
	Torii Pharmaceutical Co. Ltd.	3,700	89,410
	Torishima Pump Manufacturing Co. Ltd.	4,500	56,939
	Tosei Corp.	8,900	105,168
	Toshiba TEC Corp.	6,700	145,642
	Tosho Co. Ltd.	1,600	10,373
	Tosoh Corp.	51,300	628,128
	Totech Corp.	2,100	66,627
	Totetsu Kogyo Co. Ltd.	5,000	97,443
	TOTO Ltd.	8,499	204,924
#	Tottori Bank Ltd.	2,400	21,401
	Toukei Computer Co. Ltd.	700	28,210
	Towa Bank Ltd.	9,200	41,286
	Towa Corp.	5,200	178,361
	Towa Pharmaceutical Co. Ltd.	7,500	137,868
	Toyo Construction Co. Ltd.	24,800	202,354
	Toyo Corp.	5,600	48,125
*	Toyo Engineering Corp.	7,500	29,881
#	Toyo Gosei Co. Ltd.	1,400	58,254
	Toyo Ink SC Holdings Co. Ltd.	9,100	154,590
	Toyo Kanetsu KK	2,200	48,393
	Toyo Machinery & Metal Co. Ltd.	4,900	20,166
	Toyo Securities Co. Ltd.	14,000	26,892
	Toyo Seikan Group Holdings Ltd.	25,200	423,674
	Toyo Suisan Kaisha Ltd.	12,000	553,571
	Toyo Tanso Co. Ltd.	3,500	118,300
	Toyo Tire Corp.	28,200	418,859
	Toyobo Co. Ltd.	23,900	160,355
	Toyoda Gosei Co. Ltd.	15,400	305,960
	Toyota Boshoku Corp.	16,900	293,906
	Toyota Industries Corp.	5,600	415,042

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	TPR Co. Ltd.	6,600	$77,365
	Traders Holdings Co. Ltd.	4,900	20,411
	Trancom Co. Ltd.	2,400	110,261
	Transaction Co. Ltd.	3,200	41,348
	Transcosmos, Inc.	5,563	113,285
	TRE Holdings Corp.	14,000	109,283
	Treasure Factory Co. Ltd.	3,800	29,994
	Trend Micro, Inc.	11,500	433,373
	Trinity Industrial Corp.	1,700	11,036
	Trusco Nakayama Corp.	10,900	164,508
	TS Tech Co. Ltd.	24,400	273,285
	TSI Holdings Co. Ltd.	13,100	69,939
#	Tsubaki Nakashima Co. Ltd.	11,229	54,909
	Tsubakimoto Chain Co.	7,628	192,822
	Tsubakimoto Kogyo Co. Ltd.	1,200	39,923
	Tsugami Corp.	10,600	75,948
	Tsukishima Holdings Co. Ltd.	6,600	56,036
	Tsukuba Bank Ltd.	28,700	57,045
	Tsumura & Co.	15,282	273,445
	Tsuruha Holdings, Inc.	8,000	587,653
	Tsurumi Manufacturing Co. Ltd.	4,800	101,082
#	Tsutsumi Jewelry Co. Ltd.	2,200	33,554
	Tsuzuki Denki Co. Ltd.	1,700	24,261
	TV Asahi Holdings Corp.	6,600	71,148
	Tv Tokyo Holdings Corp.	2,500	47,590
	UACJ Corp.	10,300	209,659
	UBE Corp.	25,500	392,669
	Ubicom Holdings, Inc.	1,100	8,441
	Uchida Yoko Co. Ltd.	2,300	105,853
#	Ueki Corp.	400	3,809
	UEX Ltd.	1,000	7,453
	Ukai Co. Ltd.	600	14,374
	ULS Group, Inc.	1,300	39,953
#	Ultrafabrics Holdings Co. Ltd.	2,000	17,357
	Ulvac, Inc.	12,300	422,987
	Umenohana Co. Ltd.	1,500	10,249
	Unicharm Corp.	15,000	509,683
	Union Tool Co.	1,700	40,262
	Unipres Corp.	10,300	72,598
	United Arrows Ltd.	5,000	63,820
	United Super Markets Holdings, Inc.	15,400	109,300
	UNITED, Inc.	4,800	28,999
*	Unitika Ltd.	18,800	24,509
	Urbanet Corp. Co. Ltd.	9,100	23,324
	Usen-Next Holdings Co. Ltd.	4,500	103,219
	User Local, Inc.	1,200	12,550
	Ushio, Inc.	24,900	303,666
	USS Co. Ltd.	28,600	499,896
*	UT Group Co. Ltd.	7,400	91,403
	V Technology Co. Ltd.	2,900	35,849
	Valor Holdings Co. Ltd.	9,451	147,950
	Valqua Ltd.	4,800	118,418
*	VALTES HOLDINGS Co. Ltd.	1,800	9,751
	Value HR Co. Ltd.	2,800	23,774
	ValueCommerce Co. Ltd.	5,100	42,395
	Valuence Holdings, Inc.	1,100	11,302
	Vector, Inc.	6,200	43,891
	Vertex Corp.	6,180	55,929
	VINX Corp.	1,100	8,586

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Vision, Inc.	8,200	$72,943
*	Visional, Inc.	5,100	249,977
	Vital KSK Holdings, Inc.	10,000	67,512
	VT Holdings Co. Ltd.	20,900	70,379
	Wacoal Holdings Corp.	10,700	244,575
	Wacom Co. Ltd.	22,400	77,226
	Wakachiku Construction Co. Ltd.	2,500	50,189
	Wakita & Co. Ltd.	9,900	99,113
	Warabeya Nichiyo Holdings Co. Ltd.	3,800	87,297
	Waseda Academy Co. Ltd.	2,000	18,438
	Watahan & Co. Ltd.	3,100	27,315
	WDB Holdings Co. Ltd.	1,900	26,972
	Wealth Management, Inc.	1,100	9,308
	Weathernews, Inc.	1,300	50,914
	Welcia Holdings Co. Ltd.	17,060	282,783
	Wellneo Sugar Co. Ltd.	2,200	29,799
	Wellnet Corp.	2,900	10,430
	West Holdings Corp.	5,757	127,032
	Will Group, Inc.	3,100	22,334
*	WingArc1st, Inc.	3,900	69,769
#	Workman Co. Ltd.	2,300	59,256
	World Co. Ltd.	6,800	70,272
	World Holdings Co. Ltd.	2,600	39,871
#*	W-Scope Corp.	2,800	16,202
	Xebio Holdings Co. Ltd.	6,300	40,547
	Yachiyo Industry Co. Ltd.	1,500	13,852
	Yahagi Construction Co. Ltd.	6,700	58,241
	Yakult Honsha Co. Ltd.	8,098	190,829
	YAKUODO Holdings Co. Ltd.	3,000	55,258
	YAMABIKO Corp.	9,600	91,198
	YAMADA Consulting Group Co. Ltd.	2,400	24,970
	Yamada Holdings Co. Ltd.	95,291	301,364
	Yamae Group Holdings Co. Ltd.	3,200	76,402
	Yamagata Bank Ltd.	7,399	57,169
	Yamaguchi Financial Group, Inc.	46,300	424,916
	Yamaha Corp.	4,500	120,195
	Yamaha Motor Co. Ltd.	54,600	1,334,252
	Yamaichi Electronics Co. Ltd.	5,300	61,302
#	YA-MAN Ltd.	7,400	52,100
	Yamanashi Chuo Bank Ltd.	7,300	91,123
	Yamashin-Filter Corp.	5,000	9,928
	Yamatane Corp.	2,600	38,249
	Yamato Corp.	4,700	28,575
	Yamato Holdings Co. Ltd.	19,800	329,789
	Yamato Kogyo Co. Ltd.	7,000	335,375
	Yamaura Corp.	2,200	18,183
	Yamazaki Baking Co. Ltd.	19,200	406,492
	Yamazen Corp.	15,200	123,142
	Yaoko Co. Ltd.	4,900	252,263
	Yashima Denki Co. Ltd.	1,200	9,716
	Yaskawa Electric Corp.	14,900	487,724
	Yasuda Logistics Corp.	4,800	34,609
	Yellow Hat Ltd.	9,000	108,890
	Yodogawa Steel Works Ltd.	5,700	133,447
	Yokogawa Bridge Holdings Corp.	11,400	188,436
	Yokogawa Electric Corp.	6,900	125,271
	Yokohama Rubber Co. Ltd.	27,600	510,036
	Yokorei Co. Ltd.	12,100	93,040
	Yokowo Co. Ltd.	6,225	51,510

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yondenko Corp.	2,200	$42,888
	Yondoshi Holdings, Inc.	2,600	32,611
	Yonex Co. Ltd.	10,800	117,006
	Yonkyu Co. Ltd.	800	11,858
	Yorozu Corp.	5,900	35,095
*	Yoshimura Food Holdings KK	2,500	18,282
	Yoshinoya Holdings Co. Ltd.	9,485	221,669
	Yotai Refractories Co. Ltd.	3,800	36,284
	Yuasa Trading Co. Ltd.	4,800	131,288
	Yukiguni Maitake Co. Ltd.	3,400	20,169
	Yurtec Corp.	10,600	69,043
	Yushin Precision Equipment Co. Ltd.	4,600	20,276
	Yushiro Chemical Industry Co. Ltd.	2,000	19,486
	Yutaka Giken Co. Ltd.	800	10,311
	Zaoh Co. Ltd.	800	12,783
	Zenitaka Corp.	600	15,008
	Zenkoku Hosho Co. Ltd.	10,100	322,981
	Zenrin Co. Ltd.	6,800	40,005
	Zensho Holdings Co. Ltd.	11,600	609,717
	Zeon Corp.	25,900	214,076
	ZERIA Pharmaceutical Co. Ltd.	5,100	67,755
	ZIGExN Co. Ltd.	15,100	48,209
	ZOZO, Inc.	11,300	214,867
#	Zuiko Corp.	4,100	35,410

TOTAL JAPAN			308,932,542

NETHERLANDS — (3.7%)
	Aalberts NV	27,035	844,094
Ω	ABN AMRO Bank NV, GDR	66,861	900,524
	Acomo NV	5,752	117,527
*Ω	Adyen NV	826	557,125
	Aegon Ltd.	238,917	1,161,917
	Aegon Ltd.	77,834	375,938
	Akzo Nobel NV	20,501	1,375,318
#*Ω	Alfen NV	3,346	105,483
	Allfunds Group PLC	57,580	294,702
	AMG Critical Materials NV	8,387	218,729
	APERAM SA	14,422	399,637
	Arcadis NV	17,587	743,311
	ASM International NV	3,871	1,597,485
	ASML Holding NV	1,474	886,052
	ASML Holding NV	16,394	9,816,825
	ASR Nederland NV	38,823	1,448,815
#*Ω	Basic-Fit NV	7,406	189,456
	BE Semiconductor Industries NV	15,961	1,648,766
	Beter Bed Holding NV	3,857	24,591
	Brunel International NV	4,722	65,834
	Coca-Cola Europacific Partners PLC	17,777	1,037,023
	Corbion NV	13,805	239,085
Ω	CTP NV	10,901	158,930
	Flow Traders Ltd.	7,627	139,406
	ForFarmers NV	11,164	27,406
*	Fugro NV	30,142	497,854
	IMCD NV	10,716	1,290,159
	ING Groep NV	157,316	2,016,874
*	InPost SA	40,108	396,860
	JDE Peet’s NV	10,551	293,022
	Kendrion NV	3,805	46,221
	Koninklijke Ahold Delhaize NV	127,593	3,778,249

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke BAM Groep NV	80,354	$166,043
	Koninklijke Heijmans NV, CVA	7,436	85,416
	Koninklijke KPN NV	531,372	1,786,036
*	Koninklijke Philips NV	16,385	311,683
*	Koninklijke Philips NV	52,827	1,001,600
	Koninklijke Vopak NV	19,112	644,401
#	MFE-MediaForEurope NV, Class B	16,734	44,406
	Nedap NV	1,644	99,188
	NN Group NV	43,043	1,380,492
*	NX Filtration NV	1,334	8,386
#	OCI NV	21,156	492,951
*	Pharming Group NV	110,090	130,171
	PostNL NV	72,012	134,186
*	Prosus NV	35,601	998,032
	Randstad NV	25,460	1,318,440
	SBM Offshore NV	41,301	514,382
#*	SIF Holding NV	1,516	14,606
Ω	Signify NV	38,471	997,277
	Sligro Food Group NV	4,988	85,096
	TKH Group NV	9,914	362,644
*	TomTom NV	12,235	73,302
	Universal Music Group NV	39,613	970,076
	Van Lanschot Kempen NV	8,800	236,492
	Wolters Kluwer NV	25,773	3,306,830

TOTAL NETHERLANDS			47,855,354

NEW ZEALAND — (0.4%)
*	a2 Milk Co. Ltd.	49,435	120,411
	Air New Zealand Ltd.	475,328	185,512
	Arvida Group Ltd.	107,454	70,891
	Auckland International Airport Ltd.	46,918	200,680
	Briscoe Group Ltd.	7,212	18,865
	Chorus Ltd.	108,198	452,569
	Comvita Ltd.	3,438	6,111
	Contact Energy Ltd.	37,226	169,098
	EBOS Group Ltd.	6,829	139,409
	Fisher & Paykel Healthcare Corp. Ltd.	16,366	198,513
	Fletcher Building Ltd.	141,414	356,393
#	Fonterra Co.-operative Group Ltd.	11,157	20,000
	Freightways Group Ltd.	37,164	161,395
#*	Gentrack Group Ltd.	5,468	15,604
	Hallenstein Glasson Holdings Ltd.	9,781	32,805
	Heartland Group Holdings Ltd.	169,469	151,210
	Infratil Ltd.	36,887	211,216
#	Investore Property Ltd.	32,602	21,655
	KMD Brands Ltd.	154,764	74,862
#	Mainfreight Ltd.	7,201	240,356
#	Manawa Energy Ltd.	11,068	27,530
	Mercury NZ Ltd.	19,931	68,562
	Meridian Energy Ltd.	35,958	101,271
	Napier Port Holdings Ltd.	14,915	19,412
	NZME Ltd.	18,597	9,328
#	NZX Ltd.	91,033	53,075
	Oceania Healthcare Ltd.	146,390	58,070
#	PGG Wrightson Ltd.	9,143	17,011
#	Port of Tauranga Ltd.	20,843	61,985
	Rakon Ltd.	16,547	6,761
#	Restaurant Brands New Zealand Ltd.	9,175	20,107
	Ryman Healthcare Ltd.	45,011	149,225

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Sanford Ltd.	10,430	$22,876
	Scales Corp. Ltd.	27,860	46,282
*	Serko Ltd.	6,176	15,126
	Skellerup Holdings Ltd.	33,721	88,823
	SKY Network Television Ltd.	48,329	81,130
	Spark New Zealand Ltd.	107,912	313,281
	Summerset Group Holdings Ltd.	58,660	333,131
*	Synlait Milk Ltd.	16,946	13,160
	TOWER Ltd.	119,202	44,415
	Turners Automotive Group Ltd.	12,278	29,381
	Vector Ltd.	17,959	38,305
#*	Vista Group International Ltd.	27,115	20,583
	Warehouse Group Ltd.	33,331	33,380

TOTAL NEW ZEALAND			4,519,765

NORWAY — (1.0%)
	2020 Bulkers Ltd.	3,297	29,768
	ABG Sundal Collier Holding ASA	87,249	39,550
*	Adevinta ASA	11,288	99,216
	AF Gruppen ASA	5,957	62,076
*	Akastor ASA	34,023	32,034
	Aker ASA, Class A	1,413	84,972
*	Aker BioMarine ASA	2,330	7,716
#	Aker BP ASA	30,327	874,073
*	Aker Carbon Capture ASA	15,045	14,303
	Aker Solutions ASA	50,781	202,780
*	AKVA Group ASA	848	6,061
*	ArcticZymes Technologies ASA	2,840	7,408
#	Arendals Fossekompani ASA	429	4,953
	Atea ASA	17,327	180,288
	Austevoll Seafood ASA	16,912	115,586
*	Axactor ASA	31,466	14,885
	B2 Impact ASA	73,842	47,235
	Bakkafrost P	2,038	91,994
	Belships ASA	22,994	36,066
*	BLUENORD ASA	5,508	292,687
	Bonheur ASA	6,236	107,886
#*	Borr Drilling Ltd.	15,575	95,475
	Borregaard ASA	14,300	194,073
	Bouvet ASA	14,828	71,523
*	BW Energy Ltd.	23,715	59,418
Ω	BW LPG Ltd.	17,332	245,342
#*	Cadeler AS	23,640	74,941
*	Cloudberry Clean Energy ASA	39,489	38,652
#*Ω	Crayon Group Holding ASA	5,858	33,856
	DNB Bank ASA	43,499	784,802
Ω	Elkem ASA	63,053	97,599
Ω	Elmera Group ASA	19,682	42,040
	Elopak ASA	15,668	31,987
Ω	Entra ASA	6,404	50,052
#	Equinor ASA	66,114	2,216,353
Ω	Europris ASA	32,530	184,375
	Gjensidige Forsikring ASA	3,028	45,410
	Grieg Seafood ASA	10,865	72,163
	Hafnia Ltd.	24,959	164,018
*	Hexagon Composites ASA	19,122	45,074
*	Hexagon Purus ASA	6,563	6,041
*	Kahoot! ASA	25,419	79,624
Ω	Kid ASA	6,507	52,981

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Kitron ASA	37,227	$98,327
*	Kongsberg Automotive ASA	178,061	31,644
	Leroy Seafood Group ASA	37,577	148,846
*	LINK Mobility Group Holding ASA	47,902	49,455
	Medistim ASA	2,115	36,548
	Mowi ASA	15,161	246,363
	MPC Container Ships ASA	83,836	118,509
Ω	Multiconsult ASA	3,394	39,320
*	NEL ASA	97,037	63,808
*	Nordic Semiconductor ASA	9,664	78,522
	Norsk Hydro ASA	81,489	464,708
#*Ω	Norske Skog ASA	15,581	56,921
*	Northern Ocean Ltd.	28,873	35,148
#*	Norwegian Air Shuttle ASA	29,638	21,302
*	NRC Group ASA	12,819	13,398
	Odfjell Drilling Ltd.	26,164	91,583
	Odfjell Technology Ltd.	4,361	21,674
*	OKEA ASA	13,270	45,935
Ω	Okeanis Eco Tankers Corp.	3,348	96,542
	Olav Thon Eiendomsselskap ASA	2,062	29,818
	Orkla ASA	21,756	149,953
	Panoro Energy ASA	22,447	62,305
	Pareto Bank ASA	9,248	43,067
*	Pexip Holding ASA	13,572	22,144
*	PGS ASA	192,430	174,868
*	PhotoCure ASA	1,701	8,795
	Protector Forsikring ASA	15,499	242,759
	Rana Gruber ASA, Class A	2,493	13,850
	Salmar ASA	2,515	119,272
	Sandnes Sparebank	2,270	16,789
Ω	Scatec ASA	27,423	138,584
	Schibsted ASA, Class A	6,556	131,344
	Schibsted ASA, Class B	5,951	110,424
*	SD Standard ETC PLC	56,048	9,672
#*	Self Storage Group ASA	7,358	26,165
	Selvaag Bolig ASA	9,716	23,134
*Ω	Shelf Drilling Ltd.	39,235	105,521
*	Siem Offshore, Inc.	16,167	36,999
#*	Solstad Offshore ASA	9,952	21,221
	Sparebank 1 Oestlandet	8,533	94,796
	SpareBank 1 Sorost-Norge	8,339	44,345
	SpareBank 1 SR-Bank ASA	16,681	181,174
	Sparebanken More	6,733	46,286
	Stolt-Nielsen Ltd.	7,288	240,025
	Storebrand ASA	67,001	559,522
	Subsea 7 SA	34,627	454,854
	Telenor ASA	23,953	244,857
#	TGS ASA	20,264	277,129
	TOMRA Systems ASA	12,776	101,267
#	Var Energi ASA	36,827	124,417
	Veidekke ASA	22,947	197,992
	Wallenius Wilhelmsen ASA	19,459	163,540
	Wilh Wilhelmsen Holding ASA, Class A	3,074	86,434
	Yara International ASA	8,340	272,901

TOTAL NORWAY			13,372,112

PORTUGAL — (0.4%)
	Altri SGPS SA	17,850	86,340
*	Banco Comercial Portugues SA, Class R	3,016,807	925,906

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Corticeira Amorim SGPS SA	7,403	$71,904
	CTT-Correios de Portugal SA	12,268	46,801
	EDP — Energias de Portugal SA	142,884	600,470
	EDP Renovaveis SA	16,633	267,574
	Galp Energia SGPS SA	109,536	1,649,038
#*	Greenvolt-Energias Renovaveis SA	6,021	40,230
	Ibersol SGPS SA	6,294	44,632
	Jeronimo Martins SGPS SA	21,470	494,988
	Mota-Engil SGPS SA	14,558	47,241
	Navigator Co. SA	43,542	173,335
	NOS SGPS SA	51,391	187,863
	REN — Redes Energeticas Nacionais SGPS SA	56,809	147,899
	Sonae SGPS SA	248,597	244,565

TOTAL PORTUGAL			5,028,786

SINGAPORE — (1.2%)
	AEM Holdings Ltd.	56,600	143,076
*	Avarga Ltd.	33,400	4,290
	Aztech Global Ltd.	57,700	37,914
*	Banyan Tree Holdings Ltd.	76,100	21,464
*††	Best World International Ltd.	29,700	36,661
	Boustead Singapore Ltd.	79,500	47,317
	BRC Asia Ltd.	25,400	29,872
	Bukit Sembawang Estates Ltd.	43,600	115,252
	Capitaland India Trust	158,786	111,300
	CapitaLand Investment Ltd.	144,700	310,697
	Centurion Corp. Ltd.	37,000	10,419
	China Aviation Oil Singapore Corp. Ltd.	71,400	41,985
	China Sunsine Chemical Holdings Ltd.	101,000	29,462
	Chuan Hup Holdings Ltd.	81,300	11,287
	City Developments Ltd.	108,800	502,200
	Civmec Ltd.	38,500	22,222
	ComfortDelGro Corp. Ltd.	267,500	258,368
*	COSCO Shipping International Singapore Co. Ltd.	312,900	26,754
	CSE Global Ltd.	79,800	23,923
	DBS Group Holdings Ltd.	100,059	2,403,749
	Del Monte Pacific Ltd.	86,548	10,250
	Delfi Ltd.	70,200	63,159
	DFI Retail Group Holdings Ltd.	60,500	129,048
	Dyna-Mac Holdings Ltd.	127,500	28,945
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	30,336
	First Resources Ltd.	125,500	138,568
	Food Empire Holdings Ltd.	42,400	34,059
	Fraser & Neave Ltd.	43,400	32,637
	Frasers Property Ltd.	72,300	40,130
	Frencken Group Ltd.	94,100	71,708
	Fu Yu Corp. Ltd.	102,100	8,784
*	Gallant Venture Ltd.	52,000	4,970
	Golden Agri-Resources Ltd.	1,364,100	269,141
	Grand Venture Technology Ltd.	13,700	4,903
	Great Eastern Holdings Ltd.	8,900	112,336
	GuocoLand Ltd.	59,500	65,598
	Haw Par Corp. Ltd.	23,800	166,270
	Ho Bee Land Ltd.	39,400	52,087
	Hong Fok Corp. Ltd.	84,400	53,599
	Hong Leong Asia Ltd.	76,800	35,083
	Hong Leong Finance Ltd.	79,500	142,410

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Hongkong Land Holdings Ltd.	81,100	$257,226
	Hotel Grand Central Ltd.	29,489	17,191
	Hour Glass Ltd.	49,200	59,264
	HRnetgroup Ltd.	22,900	11,532
	Hutchison Port Holdings Trust	1,065,900	167,425
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	139,988
	ISDN Holdings Ltd.	78,382	18,611
	Japfa Ltd.	156,030	21,109
	Keppel Corp. Ltd.	105,400	478,447
	Keppel Infrastructure Trust	373,800	120,000
	Keppel REIT	21,080	12,240
	Mandarin Oriental International Ltd.	25,100	37,641
*	Marco Polo Marine Ltd.	92,400	3,444
	Metro Holdings Ltd.	98,700	38,201
	Micro-Mechanics Holdings Ltd.	10,500	13,829
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	51,200	34,859
	Netlink NBN Trust	340,700	206,586
*	Oceanus Group Ltd.	1,247,200	9,103
	Olam Group Ltd.	113,185	82,018
	Oversea-Chinese Banking Corp. Ltd.	146,249	1,355,891
	Oxley Holdings Ltd.	203,909	14,924
	Pan-United Corp. Ltd.	47,875	12,914
	Propnex Ltd.	43,800	25,771
	PSC Corp. Ltd.	88,400	20,614
	Q&M Dental Group Singapore Ltd.	53,640	8,828
	QAF Ltd.	44,382	26,425
	Riverstone Holdings Ltd.	96,800	41,753
	Samudera Shipping Line Ltd.	41,900	18,838
*	SATS Ltd.	42,732	76,872
	SBS Transit Ltd.	11,800	21,391
*	Seatrium Ltd.	6,214,662	508,974
	Sheng Siong Group Ltd.	138,000	156,241
	SIA Engineering Co. Ltd.	20,500	34,308
	Silverlake Axis Ltd.	131,900	26,021
	Sinarmas Land Ltd.	175,900	22,150
	Sing Holdings Ltd.	67,700	16,341
	Singapore Airlines Ltd.	75,400	336,681
	Singapore Exchange Ltd.	114,300	791,374
	Singapore Land Group Ltd.	18,100	26,165
	Singapore Post Ltd.	348,700	114,526
	Singapore Telecommunications Ltd.	133,100	231,327
	Stamford Land Corp. Ltd.	162,807	43,973
	StarHub Ltd.	129,600	97,577
	Straits Trading Co. Ltd.	33,040	46,352
*††	Swiber Holdings Ltd.	23,999	0
*††	Swiber Holdings Ltd.	23,999	0
	Tuan Sing Holdings Ltd.	142,475	28,096
	UMS Holdings Ltd.	138,643	126,781
	United Overseas Bank Ltd.	81,170	1,601,053
	UOB-Kay Hian Holdings Ltd.	79,317	75,987
	UOL Group Ltd.	69,951	301,267
	Valuetronics Holdings Ltd.	117,650	43,353
	Venture Corp. Ltd.	56,200	479,854
	Vicom Ltd.	10,800	10,181
	Wee Hur Holdings Ltd.	81,000	10,384
	Wilmar International Ltd.	308,500	802,033
	Wing Tai Holdings Ltd.	103,200	101,781

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Yangzijiang Shipbuilding Holdings Ltd.	602,100	$638,216

TOTAL SINGAPORE			15,706,164

SPAIN — (3.0%)
	Acciona SA	6,672	841,163
	Acerinox SA	40,239	392,042
	ACS Actividades de Construccion y Servicios SA	35,589	1,287,039
Ω	Aedas Homes SA	2,448	39,072
Ω	Aena SME SA	6,959	1,009,755
	Alantra Partners SA	3,441	32,220
	Almirall SA	11,282	102,716
	Amadeus IT Group SA	32,443	1,851,613
*	Amper SA	166,633	18,018
	Applus Services SA	37,672	396,911
	Atresmedia Corp. de Medios de Comunicacion SA	23,445	87,850
#	Banco Bilbao Vizcaya Argentaria SA	654,459	5,148,779
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	80,172	627,747
	Banco de Sabadell SA	1,450,582	1,803,645
	Banco Santander SA	849,458	3,124,250
	Bankinter SA	159,605	1,009,256
	CaixaBank SA	254,731	1,035,619
Ω	Cellnex Telecom SA	15,648	459,990
	CIE Automotive SA	12,573	320,572
	Construcciones y Auxiliar de Ferrocarriles SA	4,660	139,201
*	Distribuidora Internacional de Alimentacion SA	2,593,317	33,526
	Ebro Foods SA	15,660	266,598
*	eDreams ODIGEO SA	6,176	39,599
	Elecnor SA	9,837	165,300
	Enagas SA	38,407	642,499
	Ence Energia y Celulosa SA	24,877	74,418
	Endesa SA	29,283	550,950
	Ercros SA	25,202	77,749
	Faes Farma SA	93,791	294,608
	Ferrovial SE	14,103	424,446
	Fluidra SA	10,996	193,867
Ω	Gestamp Automocion SA	47,209	173,719
Ω	Global Dominion Access SA	20,282	65,980
*	Grenergy Renovables SA	1,444	34,317
	Grupo Catalana Occidente SA	8,262	264,661
	Grupo Empresarial San Jose SA	5,655	21,388
	Iberdrola SA	144,844	1,610,958
	Iberpapel Gestion SA	1,804	30,735
	Indra Sistemas SA	35,697	501,228
	Industria de Diseno Textil SA	49,633	1,713,230
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	65,817	56,736
	Mapfre SA	243,918	507,037
*	Melia Hotels International SA	30,644	170,488
	Naturgy Energy Group SA	13,848	391,825
Ω	Neinor Homes SA	7,095	73,157
*	Obrascon Huarte Lain SA	101,127	41,651
*	Oryzon Genomics SA	4,693	10,020
	Pharma Mar SA	1,440	49,104
	Prim SA	748	8,335
*	Promotora de Informaciones SA, Class A	63,603	23,075
Ω	Prosegur Cash SA	79,580	43,327
	Prosegur Compania de Seguridad SA	51,711	77,322
	Realia Business SA	45,114	50,350
	Redeia Corp. SA	42,373	660,803
	Repsol SA	273,915	4,010,704

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Sacyr SA	105,427	$304,428
*	Solaria Energia y Medio Ambiente SA	14,719	220,794
Ω	Talgo SA	6,527	24,783
*	Tecnicas Reunidas SA	3,786	33,391
	Telefonica SA, Sponsored ADR	3,907	14,964
	Telefonica SA	948,346	3,663,116
	Tubacex SA	3,302	9,825
Ω	Unicaja Banco SA	333,084	347,045
	Vidrala SA	5,457	405,593
	Viscofan SA	10,349	598,234

TOTAL SPAIN			38,703,341

SWEDEN — (3.0%)
	AAK AB	4,792	91,132
Ω	AcadeMedia AB	25,567	105,994
	AddLife AB, Class B	25,340	165,528
	Addnode Group AB	22,472	140,072
	AddTech AB, Class B	20,999	308,692
	AFRY AB	16,667	175,122
	Alfa Laval AB	4,353	141,067
Ω	Alimak Group AB	10,793	63,570
	Alleima AB	50,748	308,914
	Alligo AB, Class B	4,954	38,945
Ω	Ambea AB	16,818	62,452
*	Annehem Fastigheter AB, Class B	11,599	16,001
	AQ Group AB	2,513	101,800
	Arise AB	5,327	14,882
	Arjo AB, Class B	60,239	201,465
	Assa Abloy AB, Class B	20,072	427,836
	Atlas Copco AB, Class A	116,779	1,512,173
	Atlas Copco AB, Class B	68,658	771,252
	Atrium Ljungberg AB, Class B	5,609	86,254
*Ω	Attendo AB	31,890	100,986
#	Avanza Bank Holding AB	20,935	353,904
	Axfood AB	9,517	210,426
	Beijer Alma AB	11,022	175,375
#	Beijer Ref AB	14,072	133,773
	Bergman & Beving AB	6,396	85,753
*	Besqab AB	3,105	6,905
#*	BHG Group AB	26,207	23,217
	Bilia AB, Class A	24,321	225,989
	Billerud Aktiebolag	36,381	338,001
	BioGaia AB, Class B	9,555	85,302
*	BioInvent International AB	5,887	7,851
	Biotage AB	6,338	64,744
	Boliden AB	48,410	1,240,900
#*	Bonava AB, Class B	21,002	32,894
Ω	Bravida Holding AB	35,681	223,252
	Bufab AB	6,703	159,354
	Bulten AB	2,966	16,577
	Bure Equity AB	14,915	298,209
*	Byggfakta Group Nordic Holdco AB	8,527	20,466
*	Byggmax Group AB	17,498	44,571
*	Camurus AB	1,905	57,095
	Castellum AB	17,357	166,345
	Catella AB	11,852	26,046
	Catena AB	4,122	136,547
*	Cavotec SA	8,277	10,345
	Cellavision AB	2,034	24,704

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Cibus Nordic Real Estate AB publ	4,254	$39,923
	Clas Ohlson AB, Class B	11,944	125,458
	Cloetta AB, Class B	51,405	82,447
	Concentric AB	9,782	137,439
Ω	Coor Service Management Holding AB	24,001	82,704
	Corem Property Group AB, Class B	78,647	50,771
	Corem Property Group AB, Class D	592	8,411
	CTT Systems AB	1,306	26,135
	Dios Fastigheter AB	16,550	89,592
Ω	Dometic Group AB	46,236	285,314
#*Ω	Dustin Group AB	2,590	2,916
	Eastnine AB	4,136	56,081
	Elanders AB, Class B	3,364	25,182
*	Electrolux AB, Class B	24,833	208,975
	Electrolux Professional AB, Class B	43,782	177,126
	Elekta AB, Class B	61,136	416,445
*Ω	Eltel AB	14,557	8,552
*	Enea AB	4,184	17,853
	Eolus Vind AB, Class B	3,142	24,284
	Epiroc AB, Class A	37,195	612,777
	Epiroc AB, Class B	20,107	279,192
	Essity AB, Class A	790	18,091
	Essity AB, Class B	19,114	435,835
	Ework Group AB	1,237	12,632
#	Fabege AB	26,425	197,158
	Fagerhult Group AB	11,874	60,070
*	Fastighets AB Balder, Class B	33,385	141,846
*	Fastighets AB Trianon	3,168	3,986
	FastPartner AB, Class A	5,997	20,867
	Fenix Outdoor International AG	737	43,733
	Fortnox AB	60,439	239,576
	G5 Entertainment AB	1,981	25,657
	Getinge AB, Class B	12,593	226,713
	Granges AB	31,739	305,575
*Ω	Green Landscaping Group AB	2,230	11,637
#	H & M Hennes & Mauritz AB, Class B	33,188	445,870
	Hanza AB	4,087	25,682
	Heba Fastighets AB, Class B	5,434	10,918
	Hemnet Group AB	8,260	143,465
	Hexagon AB, Class B	46,651	380,188
#	Hexatronic Group AB	24,715	57,719
	Hexpol AB	44,456	394,549
	HMS Networks AB	5,671	188,101
*Ω	Hoist Finance AB	17,540	49,334
	Holmen AB, Class B	8,874	334,903
	Hufvudstaden AB, Class A	10,574	112,734
*	Humana AB	4,320	10,967
	Husqvarna AB, Class A	4,789	30,911
	Husqvarna AB, Class B	39,040	252,970
	IAR Systems Group AB	876	7,408
	Indutrade AB	22,602	400,583
	Instalco AB	38,758	108,502
#	Intrum AB	14,527	74,615
	INVISIO AB	3,171	47,796
	Inwido AB	16,779	171,463
	ITAB Shop Concept AB	2,085	1,759
	JM AB	19,948	212,876
	Kabe Group AB, Class B	405	9,713
*	Karnov Group AB	14,405	63,379

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
#*	K-fast Holding AB	6,202	$7,463
	KNOW IT AB	5,488	68,897
	Lagercrantz Group AB, Class B	33,877	309,243
	Lifco AB, Class B	16,631	304,313
	Lime Technologies AB	2,073	53,155
	Lindab International AB	13,064	201,308
	Loomis AB	14,746	383,060
#*	Maha Energy AB	6,393	5,501
*	Medcap AB	2,064	52,640
	MEKO AB	9,791	78,832
	Micro Systemation AB, Class B	4,122	20,114
*	Midsona AB, Class B	14,238	8,872
*	Millicom International Cellular SA, SDR	35,217	553,333
	MIPS AB	2,519	62,118
*	Modern Times Group MTG AB, Class B	21,764	174,713
	Momentum Group AB	4,954	42,981
Ω	Munters Group AB	21,898	267,346
	Mycronic AB	11,325	248,095
	NCAB Group AB	29,475	141,081
	NCC AB, Class B	16,230	166,265
	Nederman Holding AB	4,601	64,732
*	Net Insight AB, Class B	65,449	22,808
#	New Wave Group AB, Class B	22,744	148,530
	Nibe Industrier AB, Class B	20,134	115,959
*	Nobia AB	32,265	23,994
	Nordic Paper Holding AB	7,183	24,592
	Nordic Waterproofing Holding AB	7,292	105,405
	Nordnet AB publ	17,294	244,859
*	Norion Bank AB	15,590	50,386
*	Note AB	4,162	54,554
	NP3 Fastigheter AB	6,024	80,501
	Nyfosa AB	22,614	109,435
	OEM International AB, Class B	15,928	103,550
#*	Orron Energy ab	45,835	28,635
#*	Ovzon AB	6,827	4,803
*	OX2 AB, Class A	18,936	76,575
	Pandox AB	13,390	131,798
	Peab AB, Class B	50,257	187,342
	Platzer Fastigheter Holding AB, Class B	8,730	45,842
	Prevas AB, Class B	1,295	10,802
	Proact IT Group AB	5,913	41,071
	Probi AB	444	8,062
	Ratos AB, Class B	61,481	171,269
*	RaySearch Laboratories AB	3,756	28,039
	Rejlers AB	2,814	29,503
Ω	Resurs Holding AB	28,631	55,856
	Rottneros AB	22,228	23,478
	Rvrc Holding AB	6,534	22,599
	Sagax AB, Class B	10,218	184,976
#	Samhallsbyggnadsbolaget i Norden AB	68,347	19,880
#	Samhallsbyggnadsbolaget i Norden AB, Class D	6,917	2,164
	Sandvik AB	53,575	912,543
	Scandi Standard AB	16,388	81,984
*Ω	Scandic Hotels Group AB	33,978	114,521
*	Sdiptech AB, Class B	5,184	101,911
	Sectra AB, Class B	19,906	215,294
	Securitas AB, Class B	48,114	385,413
*	Sedana Medical AB	11,084	20,767
	Sensys Gatso Group AB	1,664	8,993

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Serneke Group AB	2,074	$5,249
#*Ω	Sinch AB	119,068	188,691
*	Sivers Semiconductors AB	39,076	21,561
	Skandinaviska Enskilda Banken AB, Class A	89,922	1,003,486
	Skandinaviska Enskilda Banken AB, Class C	1,001	11,511
	Skanska AB, Class B	26,347	395,572
	SKF AB, Class A	3,129	50,685
	SKF AB, Class B	43,109	698,903
	SkiStar AB	8,433	80,229
	Solid Forsakring AB	2,863	14,943
	SSAB AB, Class A	46,711	279,824
	SSAB AB, Class B	165,836	962,231
*	Stendorren Fastigheter AB	1,726	19,531
*	Stillfront Group AB	138,659	143,537
	Storskogen Group AB, Class B	350,706	207,787
	Svenska Cellulosa AB SCA, Class A	2,088	28,537
	Svenska Cellulosa AB SCA, Class B	31,348	430,140
	Svenska Handelsbanken AB, Class A	47,803	407,554
#	Svenska Handelsbanken AB, Class B	1,480	15,269
	Sweco AB, Class B	17,307	159,572
	Swedbank AB, Class A	30,198	495,951
	Synsam AB	2,857	8,796
	Systemair AB	21,375	117,399
	Tele2 AB, Class B	82,076	582,877
	Telefonaktiebolaget LM Ericsson, Class A	4,764	22,298
	Telefonaktiebolaget LM Ericsson, Class B	258,454	1,157,804
	Telia Co. AB	266,808	565,618
	Tethys Oil AB	7,238	37,021
*	TF Bank AB	1,358	17,118
Ω	Thule Group AB	18,610	423,592
	Trelleborg AB, Class B	24,741	625,677
	Troax Group AB	7,157	114,719
#*	Truecaller AB, Class B	21,505	52,043
	VBG Group AB, Class B	3,950	82,173
#*	Viaplay Group AB	10,586	22,703
	Vitec Software Group AB, Class B	3,467	138,368
	Volati AB	5,178	38,931
	Volvo AB, Class A	23,046	462,056
	Volvo AB, Class B	159,032	3,151,249
#*	Volvo Car AB, Class B	57,015	196,650
#	Wallenstam AB, Class B	32,746	110,755
	Wihlborgs Fastigheter AB	30,534	197,923
#	XANO Industri AB, Class B	1,406	10,465

TOTAL SWEDEN			38,009,793

SWITZERLAND — (5.9%)
	ABB Ltd.	103,675	3,483,242
	Accelleron Industries AG	17,567	433,892
	Adecco Group AG	43,855	1,659,629
	Alcon, Inc.	43,142	3,078,468
	Allreal Holding AG	4,218	676,844
	ALSO Holding AG	1,733	442,073
*	Aluflexpack AG	751	7,832
#*	ams-OSRAM AG	60,087	214,414
	APG SGA SA	309	57,484
	Arbonia AG	12,959	111,008
*	Aryzta AG	227,600	417,147
	Ascom Holding AG	7,386	76,465
#*	Autoneum Holding AG	956	108,537

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Baloise Holding AG	11,819	$1,697,041
	Banque Cantonale de Geneve	572	141,244
	Banque Cantonale Vaudoise	6,683	755,408
*	Basilea Pharmaceutica AG	1,686	65,623
	Belimo Holding AG	1,677	706,046
	Bell Food Group AG	588	175,168
	Bellevue Group AG	2,601	56,790
	Berner Kantonalbank AG	1,225	320,848
	BKW AG	3,526	592,749
	Bossard Holding AG, Class A	1,540	317,870
	Bucher Industries AG	1,940	692,514
	Burckhardt Compression Holding AG	746	378,163
	Burkhalter Holding AG	843	78,852
	Bystronic AG	311	148,651
	Calida Holding AG	1,402	39,413
	Carlo Gavazzi Holding AG	117	39,770
	Cembra Money Bank AG	8,151	562,015
#*	Cicor Technologies Ltd.	650	31,232
	Cie Financiere Tradition SA	43	5,481
	Clariant AG	59,328	842,927
	Coltene Holding AG	985	69,078
	Comet Holding AG	1,700	334,365
	COSMO Pharmaceuticals NV	1,556	59,156
	Daetwyler Holding AG	1,570	277,790
	DKSH Holding AG	9,959	609,847
#*	DocMorris AG	425	17,672
	dormakaba Holding AG	633	289,339
	DSM-Firmenich AG	6,878	623,531
	EFG International AG	26,058	313,148
	Emmi AG	550	519,318
	EMS-Chemie Holding AG	490	335,189
	Energiedienst Holding AG	1,358	60,017
	Feintool International Holding AG	2,163	47,467
	Flughafen Zurich AG	5,515	1,030,543
	Forbo Holding AG	269	296,663
	Fundamenta Real Estate AG	2,077	38,717
Ω	Galenica AG	13,918	1,051,489
*	GAM Holding AG	40,315	19,011
	Geberit AG	2,995	1,394,513
	Georg Fischer AG	19,911	1,033,209
	Givaudan SA	409	1,361,365
	Glarner Kantonalbank	403	10,059
#*	Gurit Holding AG, Class BR	1,110	86,528
	Helvetia Holding AG	10,494	1,410,748
	Hiag Immobilien Holding AG	811	69,762
	Huber & Suhner AG	4,651	318,503
	Hypothekarbank Lenzburg AG	14	62,860
	Implenia AG	2,557	79,536
	Inficon Holding AG	397	429,707
	Interroll Holding AG	152	400,728
	Intershop Holding AG	192	127,398
	Investis Holding SA	821	85,090
	IVF Hartmann Holding AG	71	8,276
	Julius Baer Group Ltd.	39,287	2,328,214
	Jungfraubahn Holding AG	1,339	227,278
	Kardex Holding AG	1,672	323,258
	Komax Holding AG	1,037	205,872
*	Kudelski SA	5,386	7,874
	Kuehne & Nagel International AG	5,313	1,432,723

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Landis+Gyr Group AG	6,063	$449,826
	LEM Holding SA	140	283,464
	Liechtensteinische Landesbank AG	3,467	240,167
#	Logitech International SA	28,326	2,228,188
	Luzerner Kantonalbank AG	5,296	416,369
Ω	Medacta Group SA	1,739	199,685
Ω	Medmix AG	2,776	57,704
	Meier Tobler Group AG	1,442	49,632
	Metall Zug AG, Class B	50	71,660
	Mikron Holding AG	3,174	48,439
	Mobilezone Holding AG	10,259	155,942
	Mobimo Holding AG	1,960	541,377
	Novavest Real Estate AG	464	18,777
	OC Oerlikon Corp. AG	40,937	163,081
	Orell Fuessli AG	122	9,392
	Orior AG	1,837	150,063
	Partners Group Holding AG	2,198	2,327,382
*	Phoenix Mecano AG	139	56,288
	Plazza AG, Class A	201	66,772
*Ω	PolyPeptide Group AG	3,309	62,134
	PSP Swiss Property AG	7,189	884,529
	Rieter Holding AG	774	65,736
	Romande Energie Holding SA	1,298	80,859
	Schaffner Holding AG	178	96,914
	Schindler Holding AG	1,951	380,330
	Schweiter Technologies AG	248	138,835
*Ω	Sensirion Holding AG	1,883	141,000
	SFS Group AG	4,562	456,396
	SGS SA	13,500	1,102,553
	SIG Group AG	55,429	1,222,026
	Sika AG	3,907	934,982
	Softwareone Holding AG	19,298	380,226
	Sonova Holding AG	5,138	1,217,774
	St Galler Kantonalbank AG	842	457,115
#	Stadler Rail AG	7,497	253,655
	Straumann Holding AG	5,134	606,757
	Sulzer AG	5,190	428,337
	Swatch Group AG	3,347	856,752
	Swatch Group AG	6,340	307,051
	Swiss Life Holding AG	3,161	2,030,249
	Swiss Prime Site AG	18,534	1,722,696
	Swiss Re AG	26,418	2,886,504
*	Swiss Steel Holding AG	98,106	10,785
	Swisscom AG	5,450	3,265,579
	Swissquote Group Holding SA	2,430	466,739
	Temenos AG	12,791	921,535
	Thurgauer Kantonalbank	103	13,872
	TX Group AG	707	65,723
	u-blox Holding AG	1,154	109,158
#*	UBS Group AG	148,728	3,489,735
	Valiant Holding AG	4,404	480,175
#	Varia U.S. Properties AG	255	11,219
Ω	VAT Group AG	4,084	1,448,266
	Vaudoise Assurances Holding SA	285	132,797
	Vetropack Holding AG	3,434	134,629
	Von Roll Holding AG	5,887	5,566
	Vontobel Holding AG	7,839	458,566
	VP Bank AG, Class A	873	79,098
	VZ Holding AG	3,197	314,445

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	V-ZUG Holding AG	608	$39,193
	Walliser Kantonalbank	547	65,614
	Warteck Invest AG	23	49,275
	Ypsomed Holding AG	528	145,517
	Zehnder Group AG	2,871	148,794
	Zug Estates Holding AG, Class B	72	119,207
	Zuger Kantonalbank AG	31	267,897
	Zurich Insurance Group AG	7,556	3,589,044

TOTAL SWITZERLAND			75,890,727

UNITED KINGDOM — (10.2%)
	3i Group PLC	124,580	2,937,294
	4imprint Group PLC	6,356	388,996
	abrdn PLC	386,887	738,604
*	accesso Technology Group PLC	4,676	31,546
	Accrol Group Holdings PLC	46,334	17,198
*	Accsys Technologies PLC	400	310
	Admiral Group PLC	30,183	896,819
	Advanced Medical Solutions Group PLC	19,250	45,322
	AG Barr PLC	14,269	85,275
Ω	Airtel Africa PLC	222,869	307,010
	AJ Bell PLC	51,595	158,888
Ω	Alfa Financial Software Holdings PLC	26,671	48,644
	Alliance Pharma PLC	86,713	42,326
	Antofagasta PLC	28,360	463,729
	Argentex Group PLC	13,996	13,355
*	Ascential PLC	68,320	217,661
	Ashmore Group PLC	65,852	135,863
	Ashtead Group PLC	40,996	2,351,220
	Ashtead Technology Holdings PLC	2,973	17,378
#*	ASOS PLC	16,333	78,904
	Associated British Foods PLC	24,575	606,217
	Atalaya Mining PLC	8,330	30,353
*	Auction Technology Group PLC	9,177	62,584
Ω	Auto Trader Group PLC	135,263	1,023,163
	Aviva PLC	202,888	982,702
	Avon Rubber PLC	5,053	52,480
	B&M European Value Retail SA	180,653	1,162,997
Ω	Bakkavor Group PLC	44,106	47,278
	Balfour Beatty PLC	134,293	506,133
	Bank of Georgia Group PLC	10,615	429,772
	Barclays PLC, Sponsored ADR	175,307	1,127,224
	Barclays PLC	561,593	901,382
	Barratt Developments PLC	190,199	959,211
	Beazley PLC	81,922	513,189
	Begbies Traynor Group PLC	24,378	34,537
	Bellway PLC	32,008	814,562
	Berkeley Group Holdings PLC	15,973	785,200
	Bloomsbury Publishing PLC	22,292	107,959
	Bodycote PLC	39,651	277,331
#*	boohoo Group PLC	161,715	61,879
	Braemar PLC	6,415	18,167
Ω	Bridgepoint Group PLC	8,238	18,224
	Britvic PLC	69,937	713,398
	Brooks Macdonald Group PLC	872	18,943
	BT Group PLC	1,159,326	1,592,249
	Bunzl PLC	17,110	610,419
	Burberry Group PLC	39,731	818,858
	Burford Capital Ltd.	34,386	425,151

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Bytes Technology Group PLC	53,502	$320,248
*	Capita PLC	246,986	50,376
	Capital Ltd.	16,318	15,578
	Capricorn Energy PLC	34,022	64,596
*	Card Factory PLC	89,847	106,048
	Castings PLC	2,310	10,400
	Centamin PLC	511,232	512,394
	Central Asia Metals PLC	34,294	68,124
	Centrica PLC	1,548,758	2,964,782
	Chesnara PLC	42,061	129,343
	Clarkson PLC	3,948	127,032
	Close Brothers Group PLC	65,559	636,448
Ω	CMC Markets PLC	18,203	20,880
	Coats Group PLC	290,877	239,016
	Coca-Cola HBC AG	14,108	366,267
	Compass Group PLC	42,544	1,072,587
	Computacenter PLC	18,532	579,652
Ω	ConvaTec Group PLC	131,420	326,576
	Costain Group PLC	44,472	27,465
	Cranswick PLC	10,939	465,102
	Crest Nicholson Holdings PLC	56,795	110,544
	Croda International PLC	6,951	370,450
	Currys PLC	290,256	158,080
	CVS Group PLC	10,309	184,058
*	Darktrace PLC	12,225	52,167
	Dechra Pharmaceuticals PLC	5,588	258,998
#*Ω	Deliveroo PLC	148,363	234,741
	DFS Furniture PLC	59,849	74,881
	Diploma PLC	16,335	566,348
*	Direct Line Insurance Group PLC	369,487	681,243
	DiscoverIE Group PLC	11,680	87,778
	Domino’s Pizza Group PLC	65,706	274,165
	dotdigital group PLC	39,477	34,602
	Dowlais Group PLC	244,673	297,885
	Dr Martens PLC	41,731	59,167
	Drax Group PLC	119,759	615,294
	DS Smith PLC	360,547	1,250,546
	Dunelm Group PLC	27,163	322,151
*	easyJet PLC	25,688	114,593
	EKF Diagnostics Holdings PLC	13,524	4,401
*	Elementis PLC	156,780	225,701
*	EnQuest PLC	131,662	25,886
*	Ergomed PLC	2,670	43,491
	Experian PLC	75,440	2,288,758
	FDM Group Holdings PLC	19,916	105,660
	Fintel PLC	1,843	4,379
	Firstgroup PLC	192,568	370,578
Ω	Forterra PLC	41,775	68,485
	Foxtons Group PLC	72,752	33,234
*	Frasers Group PLC	34,478	336,953
	Fresnillo PLC	31,468	211,798
*	Frontier Developments PLC	4,338	12,718
*	Fund Technologies PLC	1,086	11,362
*Ω	Funding Circle Holdings PLC	25,584	10,594
	Future PLC	14,350	154,944
	Galliford Try Holdings PLC	15,015	39,516
	Games Workshop Group PLC	7,847	943,464
	Gamma Communications PLC	10,673	135,988
	GB Group PLC	44,810	130,218

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Genuit Group PLC	40,126	$129,463
	Gooch & Housego PLC	3,221	19,606
	Grafton Group PLC	49,134	462,515
	Grainger PLC	186,744	516,856
*	Greencore Group PLC	131,249	143,786
	Greggs PLC	27,506	793,373
*	Griffin Mining Ltd.	19,064	20,514
*Ω	Gym Group PLC	42,913	52,707
	H&T Group PLC	5,751	34,167
	Haleon PLC	129,917	520,718
	Halfords Group PLC	61,392	150,032
	Halma PLC	14,515	326,418
	Harbour Energy PLC	58,409	180,533
	Hargreaves Lansdown PLC	81,563	702,457
	Harworth Group PLC	29,008	34,924
	Hays PLC	218,720	256,307
	Headlam Group PLC	17,304	38,098
	Helical PLC	31,554	73,702
*	Helios Towers PLC	146,140	107,793
	Henry Boot PLC	23,100	48,550
	Hill & Smith PLC	11,986	240,272
	Hilton Food Group PLC	10,670	84,844
	Hiscox Ltd.	61,121	697,896
*	Hochschild Mining PLC	81,816	93,206
	Hollywood Bowl Group PLC	40,942	124,413
*Ω	Hostelworld Group PLC	14,765	19,358
	Howden Joinery Group PLC	143,095	1,111,290
	HSBC Holdings PLC	7,472	53,951
#	HSBC Holdings PLC, Sponsored ADR	160,754	5,840,193
	Hunting PLC	37,908	133,458
Ω	Ibstock PLC	78,989	117,604
	IDOX PLC	36,520	27,507
	IG Group Holdings PLC	70,696	549,209
	IMI PLC	58,131	1,038,168
	Impax Asset Management Group PLC	13,139	61,653
	Inchcape PLC	93,402	757,254
*	Indivior PLC	42,059	806,394
	Informa PLC	99,345	860,774
	IntegraFin Holdings PLC	40,607	108,086
#	InterContinental Hotels Group PLC, ADR	6,252	450,944
	InterContinental Hotels Group PLC	4,909	347,862
	Intermediate Capital Group PLC	34,523	549,646
*	International Distributions Services PLC	179,300	551,119
	International Personal Finance PLC	63,898	101,699
	Intertek Group PLC	26,538	1,235,970
	Investec PLC	139,965	779,314
	iomart Group PLC	19,352	35,298
	IP Group PLC	270,619	144,462
#*	IQE PLC	161,132	26,747
	ITV PLC	727,811	566,698
*	IWG PLC	157,964	253,456
	J Sainsbury PLC	349,426	1,093,290
*	James Fisher & Sons PLC	11,386	41,188
	James Halstead PLC	26,077	60,791
	JD Sports Fashion PLC	364,591	566,879
*	John Wood Group PLC	157,980	273,586
	Johnson Matthey PLC	33,739	613,346
	Johnson Service Group PLC	88,685	138,138
	Jupiter Fund Management PLC	134,713	128,687

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Just Eat Takeaway.com NV	13,697	$166,652
	Just Group PLC	243,970	224,434
	Kainos Group PLC	15,540	212,213
	Keller Group PLC	22,564	213,213
*	Kier Group PLC	120,820	148,118
*	Kin & Carta PLC	20,775	27,146
	Kingfisher PLC	398,610	1,017,857
	Kitwave Group PLC	2,826	8,597
	Lancashire Holdings Ltd.	49,229	339,921
	Legal & General Group PLC	496,142	1,278,311
*	Liberty Global PLC, Class A	707	11,001
#*	Liberty Global PLC, Class C	4,143	70,265
	Liontrust Asset Management PLC	10,623	72,455
	Lloyds Banking Group PLC	2,797,938	1,361,753
#	Lloyds Banking Group PLC, ADR	200,585	383,117
	London Investment Group PLC	4,016	15,676
	London Stock Exchange Group PLC	9,310	939,360
	LSL Property Services PLC	22,137	63,554
Ω	Luceco PLC	10,473	14,268
	M&G PLC	394,366	952,328
	Macfarlane Group PLC	21,157	25,903
	Man Group PLC	357,987	957,127
*	Marks & Spencer Group PLC	332,312	877,497
	Marshalls PLC	23,592	59,341
	Me Group International PLC	91,911	156,830
	Mears Group PLC	31,839	99,655
	Melrose Industries PLC	227,159	1,293,392
#*	Metro Bank Holdings PLC	28,971	15,131
	Midwich Group PLC	5,962	28,050
	MJ Gleeson PLC	11,531	56,498
	Mobico Group PLC	129,583	98,719
	Mondi PLC	58,162	940,799
	Moneysupermarket.com Group PLC	120,160	379,187
*	Moonpig Group PLC	15,862	31,830
	Morgan Advanced Materials PLC	78,714	215,666
	Morgan Sindall Group PLC	10,265	235,088
	Mortgage Advice Bureau Holdings Ltd.	1,931	13,287
*	Motorpoint group PLC	15,378	14,801
	Mountview Estates PLC	2	239
	MP Evans Group PLC	1,204	10,875
*	N Brown Group PLC	49,125	11,343
	National Grid PLC	6,989	83,331
	National Grid PLC, Sponsored ADR	18,410	1,107,392
	NatWest Group PLC	287,827	626,259
#	NatWest Group PLC, Sponsored ADR	83,259	365,507
	NCC Group PLC	28,823	37,406
	Next 15 Group PLC	19,039	146,273
	Next PLC	10,162	852,006
	Ninety One PLC	73,637	141,664
	Norcros PLC	20,097	34,808
*	Ocado Group PLC	15,206	86,296
*Ω	On the Beach Group PLC	12,306	14,240
	OSB Group PLC	100,403	366,576
	Oxford Instruments PLC	8,305	182,200
	Pagegroup PLC	87,430	400,664
	Pan African Resources PLC	591,457	116,412
	Paragon Banking Group PLC	68,444	369,189
	PayPoint PLC	13,556	87,929
	Pearson PLC	73,704	853,177

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Pearson PLC, Sponsored ADR	33,717	$389,094
*	Pendragon PLC	281,205	110,028
	Pennon Group PLC	36,286	320,912
	Persimmon PLC	60,541	749,740
*	Petra Diamonds Ltd.	33,481	18,225
#*	Petrofac Ltd.	69,767	39,905
	Pets at Home Group PLC	95,842	327,681
	Pharos Energy PLC	70,803	19,399
	Phoenix Group Holdings PLC	80,490	444,618
*	Phoenix Spree Deutschland Ltd.	6,073	11,529
	Plus500 Ltd.	23,923	410,389
	Polar Capital Holdings PLC	14,707	74,646
	Porvair PLC	6,060	39,804
	PPHE Hotel Group Ltd.	2,964	36,965
	Premier Foods PLC	243,135	346,025
	Prudential PLC, ADR	15,084	316,161
	Prudential PLC	24,945	260,834
*	PureTech Health PLC	36,657	67,912
	PZ Cussons PLC	43,309	70,520
Ω	Quilter PLC	363,867	354,082
	Rathbones Group PLC	12,413	226,437
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	104,023	96,675
	Record PLC	26,576	21,454
	Redde Northgate PLC	71,607	292,905
	Redrow PLC	111,878	662,988
	RELX PLC, Sponsored ADR	55,354	1,929,074
	RELX PLC	22,194	774,354
	Renew Holdings PLC	12,508	108,730
*	Renewi PLC	18,912	135,102
	Renishaw PLC	4,024	151,189
*	Renold PLC	42,813	14,568
	Rentokil Initial PLC	101,792	518,374
	RHI Magnesita NV	9,946	309,485
	Ricardo PLC	4,659	24,915
	Rightmove PLC	121,093	698,298
	Rio Tinto PLC	52,590	3,355,266
	Rio Tinto PLC, Sponsored ADR	6,439	414,285
	Robert Walters PLC	12,249	56,255
*	Rolls-Royce Holdings PLC	459,734	1,210,123
	Rotork PLC	125,868	450,094
	RS Group PLC	57,181	471,882
	RWS Holdings PLC	35,093	88,762
	S&U PLC	1,297	33,576
*	S4 Capital PLC	33,714	26,051
Ω	Sabre Insurance Group PLC	28,035	50,089
*	Saga PLC	26,877	36,033
	Sage Group PLC	48,354	571,245
*††	Savannah Energy PLC	40,848	13,033
	Savills PLC	32,429	310,665
	Schroders PLC	75,944	341,980
	ScS Group PLC	2,043	6,755
	Secure Trust Bank PLC	2,756	20,473
	Senior PLC	65,958	125,235
	Severfield PLC	80,969	60,788
	Severn Trent PLC	25,231	815,166
*	SIG PLC	196,538	65,197
*	Sigmaroc PLC	28,142	16,640
	Sirius Real Estate Ltd.	179,654	174,561

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Smart Metering Systems PLC	17,450	$135,827
	Smith & Nephew PLC, Sponsored ADR	16,569	368,495
	Smith & Nephew PLC	16,919	189,343
	Smiths Group PLC	40,227	789,078
	Smiths News PLC	21,046	12,175
	Softcat PLC	30,774	474,076
*	SolGold PLC	232,098	26,965
	Spectris PLC	9,560	361,243
	Speedy Hire PLC	139,589	51,286
	Spirax-Sarco Engineering PLC	3,837	382,985
	Spirent Communications PLC	86,201	102,131
	SSE PLC	37,518	745,616
*	SSP Group PLC	163,354	357,513
	St. James’s Place PLC	28,313	220,722
	Standard Chartered PLC	221,197	1,695,990
	SThree PLC	29,115	124,295
	Strix Group PLC	42,390	29,929
*††	Studio Retail Group PLC	18,658	0
	STV Group PLC	5,073	11,394
#*	Synthomer PLC	24,718	57,105
	Tate & Lyle PLC	47,880	367,393
	Tatton Asset Management PLC	2,837	15,886
	Taylor Wimpey PLC	832,408	1,124,286
	TBC Bank Group PLC	9,436	308,378
	TClarke PLC	6,189	9,100
	Team Internet Group PLC	10,824	16,280
	Telecom Plus PLC	15,249	285,861
	Tesco PLC	602,611	1,977,503
*	THG PLC	168,226	143,616
Ω	TI Fluid Systems PLC	78,901	118,666
	Topps Tiles PLC	31,329	18,024
	TP ICAP Group PLC	211,079	404,163
	Travis Perkins PLC	94,593	852,300
*	Tremor International Ltd.	1,896	3,186
#*	Tremor International Ltd., ADR	1,480	4,958
	TT Electronics PLC	41,827	80,333
	Tyman PLC	41,026	121,267
#	Unilever PLC, Sponsored ADR	111,439	5,276,637
	Unilever PLC	5,861	277,435
	United Utilities Group PLC	69,910	904,185
	UP Global Sourcing Trustees Ltd.	9,149	13,360
	Vanquis Banking Group PLC	62,452	87,792
	Vertu Motors PLC	95,932	88,746
	Vesuvius PLC	59,937	294,105
	Victrex PLC	6,458	108,196
	Videndum PLC	7,382	27,800
	Virgin Money U.K. PLC	292,272	530,991
	Vistry Group PLC	92,148	794,253
	Vodafone Group PLC	2,331,089	2,145,855
	Volex PLC	16,976	58,372
	Volution Group PLC	25,931	114,390
	Vp PLC	2,866	17,405
*Ω	Watches of Switzerland Group PLC	52,069	317,911
	Watkin Jones PLC	35,437	15,284
	Weir Group PLC	24,209	502,835
	WH Smith PLC	27,230	384,605
	Whitbread PLC	22,762	922,956
	Wickes Group PLC	62,720	97,870
	Wilmington PLC	1,608	6,391

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Wincanton PLC	30,464	$93,652
*	Wise PLC, Class A	15,944	129,589
	WPP PLC, Sponsored ADR	416	17,900
	WPP PLC	40,386	347,773
*	Xaar PLC	15,586	32,014
	XPS Pensions Group PLC	14,341	37,157
	Zotefoams PLC	3,726	12,954

	TOTAL UNITED KINGDOM		131,629,584

	UNITED STATES — (0.6%)
	ADTRAN Holdings, Inc.	12,233	80,924
#	CRH PLC	90,845	4,866,567
	Ferguson PLC	7,376	1,107,907
*	Newmont Corp., CDI	26,933	1,032,109
	Noble Corp. PLC	1,687	78,168

	TOTAL UNITED STATES		7,165,675

	TOTAL COMMON STOCKS		1,232,551,123

	PREFERRED STOCKS — (0.4%)
	GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 10.623%	5,960	506,777
Ω	Dr Ing hc F Porsche AG, 1.220%	4,622	405,095
	Draegerwerk AG & Co. KGaA, 0.401%	2,387	120,378
	Einhell Germany AG, 2.224%	314	44,186
	FUCHS SE, 2.791%	11,456	465,286
	Henkel AG & Co. KGaA, 2.718%	13,074	943,094
	Jungheinrich AG, 2.686%	13,726	368,475
	Porsche Automobil Holding SE, 6.071%	12,789	572,411
	Sixt SE, 11.166%	4,468	257,434
	STO SE & Co. KGaA, 4.105%	686	89,238
	Volkswagen AG, 27.853%	20,021	2,123,240

	TOTAL GERMANY		5,895,614

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
*	Highfield Resources Ltd. Warrants 06/19/2024	738	0

	AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	10,722	0
*††	S Immo AG Rights	8,446	0
*	Strabag SE Rights	3,329	0

	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0

	ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,055	0

	NORWAY — (0.0%)
*	Atlantic Sapphire ASA Rights 11/03/2023	3,260	0

	SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	155,491	0

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
SPAIN — (0.0%)
* Vidrala SA Rights 11/08/2023	5,457	$20,123

TOTAL RIGHTS/WARRANTS		20,123

TOTAL INVESTMENT SECURITIES (Cost $1,155,607,525)		1,238,466,860

		Value†
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	4,415,911	51,078,846

TOTAL INVESTMENTS — (100.0%) (Cost $1,206,686,715)		$1,289,545,706

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$162,758	$76,501,330	$3,553		$76,667,641
Austria	31,689	8,018,993	—		8,050,682
Belgium	213,654	13,973,730	—		14,187,384
Canada	131,600,970	313,288	—		131,914,258
China	242,229	54,956	—		297,185
Denmark	—	22,114,119	—		22,114,119
Finland	443,642	20,400,068	—		20,843,710
France	586,563	101,559,318	—		102,145,881
Germany	2,073,296	83,433,917	—		85,507,213
Hong Kong	—	25,915,746	2,517		25,918,263
Ireland	—	7,865,661	—		7,865,661
Israel	252,598	9,870,775	—		10,123,373
Italy	347,672	39,754,238	—		40,101,910
Japan	681,436	308,251,106	—		308,932,542
Netherlands	11,194,363	36,660,991	—		47,855,354
New Zealand	—	4,519,765	—		4,519,765
Norway	95,475	13,276,637	—		13,372,112
Portugal	—	5,028,786	—		5,028,786
Singapore	—	15,669,503	36,661		15,706,164
Spain	642,711	38,060,630	—		38,703,341
Sweden	—	38,009,793	—		38,009,793
Switzerland	7,095,489	68,795,238	—		75,890,727
United Kingdom	18,072,247	113,544,304	13,033		131,629,584
United States	5,898,676	1,266,999	—		7,165,675
Preferred Stocks
Germany	—	5,895,614	—		5,895,614
Rights/Warrants
Spain	—	20,123	—		20,123
Securities Lending Collateral	—	51,078,846	—		51,078,846

TOTAL	$179,635,468	$1,109,854,474	$55,764	^	$1,289,545,706

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (98.5%)
BRAZIL — (3.3%)
*	AES Brasil Energia SA	60,955	$121,747
	Allied Tecnologia SA	1,400	1,580
	Allos SA	114,900	521,884
	Alper Consultoria e Corretora de Seguros SA	6,909	45,208
	Alupar Investimento SA	57,552	319,622
	Ambipar Participacoes e Empreendimentos SA	14,700	39,799
*	Anima Holding SA	123,723	63,803
	Arezzo Industria e Comercio SA	11,470	132,837
	Atacadao SA	121,797	216,694
	Auren Energia SA	73,712	196,204
	B3 SA — Brasil Bolsa Balcao	458,922	1,010,370
	Banco Bradesco SA	149,904	365,413
	Banco BTG Pactual SA	91,130	535,022
	Banco do Brasil SA	206,614	1,981,413
	Banco Santander Brasil SA	42,188	225,259
	BB Seguridade Participacoes SA	96,044	585,970
	Bemobi Mobile Tech SA	25,300	60,468
	Boa Safra Sementes SA	11,700	29,309
	BrasilAgro — Co. Brasileira de Propriedades Agricolas	24,270	119,094
*	BRF SA	456,033	965,116
	Brisanet Participacoes SA	51,305	30,833
*	C&A Modas SA	53,100	54,345
	Caixa Seguridade Participacoes SA	47,098	101,076
	Camil Alimentos SA	65,153	89,037
	CCR SA	210,883	501,092
	Centrais Eletricas Brasileiras SA	159,201	1,100,127
	Cia Brasileira de Aluminio	90,600	68,286
*	Cia Brasileira de Distribuicao	87,133	62,562
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	48,336	559,602
	Cia de Saneamento de Minas Gerais Copasa MG	67,860	214,546
	Cia de Saneamento do Parana	101,409	437,476
	Cia de Saneamento do Parana	86,400	73,175
	Cia Energetica de Minas Gerais	64,148	195,941
	Cia Paranaense de Energia	91,685	142,935
	Cia Paranaense de Energia, Class B	6,900	56,508
	Cia Siderurgica Nacional SA, Sponsored ADR	226,512	523,243
	Cia Siderurgica Nacional SA	142,726	332,912
	Cielo SA	576,831	402,726
*	Clear Sale SA	22,400	16,750
*	Cogna Educacao SA	966,055	459,867
	Cosan SA	149,534	467,132
	CPFL Energia SA	32,700	216,887
	Cruzeiro do Sul Educacional SA	76,700	57,353
	CSU Digital SA	10,300	32,687
	Cury Construtora e Incorporadora SA	41,911	122,530
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,378	550,852
Ω	Desktop — Sigmanet Comunicacao Multimidia SA	28,000	76,362
	Dexco SA	206,851	281,449
	Diagnosticos da America SA	51,597	99,167
	Dimed SA Distribuidora da Medicamentos	34,800	72,958
	Direcional Engenharia SA	31,965	110,063
	EcoRodovias Infraestrutura e Logistica SA	92,287	128,498
*	Eletromidia SA	11,800	35,458
*	Embraer SA	293,644	1,024,485
*	Embraer SA, Sponsored ADR	20,647	287,819
	Empreendimentos Pague Menos SA	109,459	65,132
	Energisa SA	62,655	579,233

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Eneva SA	96,500	$207,097
	Engie Brasil Energia SA	35,211	274,467
	Equatorial Energia SA	175,245	1,098,377
	Eternit SA	33,900	49,757
	Even Construtora e Incorporadora SA	50,000	62,974
	Ez Tec Empreendimentos e Participacoes SA	58,500	166,737
	Fleury SA	72,497	215,546
	Fras-Le SA	27,444	81,432
*	Gafisa SA	16,300	16,779
	Gerdau SA, Sponsored ADR	167,232	725,786
Ω	GPS Participacoes e Empreendimentos SA	99,960	318,413
	Grendene SA	93,836	115,393
	Grupo Casas Bahia SA	933,241	83,296
	Grupo De Moda Soma SA	200,610	210,488
*	Grupo Mateus SA	127,765	147,487
	Grupo SBF SA	35,900	49,844
*	Guararapes Confeccoes SA	48,436	45,441
*	Hidrovias do Brasil SA	169,187	132,551
*††	Hua Han Health Industry Holdings Ltd.	928,000	0
*	Infracommerce CXAAS SA	83,220	19,972
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,100	42,161
*	International Meal Co. Alimentacao SA, Class A	88,416	27,883
	Iochpe Maxion SA	80,879	180,952
	Irani Papel e Embalagem SA	54,700	117,174
*	IRB-Brasil Resseguros SA	35,852	289,350
	Itau Unibanco Holding SA	54,962	247,679
	Jalles Machado SA	73,662	120,682
	JBS SA	219,149	870,641
	JHSF Participacoes SA	181,166	154,153
	JSL SA	36,556	60,978
	Kepler Weber SA	65,832	138,147
	Klabin SA	323,875	1,374,706
	Lavvi Empreendimentos Imobiliarios SA	44,000	58,995
	Localiza Rent a Car SA	44,891	452,936
Ω	Locaweb Servicos de Internet SA	143,677	155,026
	LOG Commercial Properties e Participacoes SA	15,776	64,834
*	Log-in Logistica Intermodal SA	10,833	87,751
*	Lojas Quero-Quero SA	90,743	70,013
	Lojas Renner SA	276,002	671,153
	M Dias Branco SA	18,498	119,572
*	Magazine Luiza SA	327,035	86,271
	Mahle Metal Leve SA	20,837	150,603
	Marcopolo SA	53,686	43,658
*Ω	Meliuz SA	29,570	41,876
	Melnick Even Desenvolvimento Imobiliario SA	29,600	24,071
	Mills Estruturas e Servicos de Engenharia SA	53,540	110,335
	Minerva SA	111,500	167,413
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	8,800	6,284
*	Moura Dubeux Engenharia SA	28,600	58,031
	Movida Participacoes SA	79,274	137,581
*	MPM Corporeos SA	78,817	16,883
	MRV Engenharia e Participacoes SA	187,880	307,435
*	Multilaser Industrial SA	107,300	37,670
	Multiplan Empreendimentos Imobiliarios SA	56,300	276,266
*	Natura & Co. Holding SA	204,121	516,198
	Neoenergia SA	58,349	202,762
*	Oceanpact Servicos Maritimos SA	34,450	31,568
	Odontoprev SA	107,745	223,109
*	Omega Energia SA	108,277	163,218

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Oncoclinicas do Brasil Servicos Medicos SA	25,564	$48,068
*	Orizon Valorizacao de Residuos SA	8,783	60,066
	Pet Center Comercio e Participacoes SA	80,798	57,052
	Plano & Plano Desenvolvimento Imobiliario SA	17,038	31,192
	Porto Seguro SA	84,482	422,431
	Portobello SA	34,800	32,165
	Positivo Tecnologia SA	41,500	51,610
*	PRIO SA	144,992	1,371,774
	Qualicorp Consultoria e Corretora de Seguros SA	54,281	30,899
	Raia Drogasil SA	255,981	1,309,924
	Romi SA	33,326	75,817
	Rumo SA	46,558	206,020
	Santos Brasil Participacoes SA	125,788	184,625
*	Sao Carlos Empreendimentos e Participacoes SA	8,500	41,946
	Sao Martinho SA	76,542	538,189
#	Sendas Distribuidora SA, ADR	14,190	153,536
	Sendas Distribuidora SA	195,105	423,355
*Ω	Ser Educacional SA	15,700	19,245
	SIMPAR SA	165,200	226,743
	Sinqia SA	13,000	70,779
	SLC Agricola SA	51,417	374,889
	Smartfit Escola de Ginastica e Danca SA	28,137	108,100
	Suzano SA	238,550	2,440,030
	Tegma Gestao Logistica SA	15,888	77,112
	Telefonica Brasil SA	52,769	473,500
#	Telefonica Brasil SA, ADR	10,963	97,680
	TIM SA	328,381	988,058
	TOTVS SA	95,358	478,705
	Transmissora Alianca de Energia Eletrica SA	118,153	791,866
	Tres Tentos Agroindustrial SA	19,133	41,858
	Trisul SA	36,300	33,479
	Tupy SA	40,100	193,988
	Ultrapar Participacoes SA	186,363	755,913
	Unifique Telecomunicacoes SA	43,900	29,692
	Unipar Carbocloro SA	13,046	172,748
	Usinas Siderurgicas de Minas Gerais SA Usiminas	45,290	59,647
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	139,293
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	122,315	189,959
	Vibra Energia SA	146,251	574,068
	Vittia Fertilizantes E Biologicos SA	9,700	17,604
	Vivara Participacoes SA	22,000	111,271
	Vulcabras Azaleia SA	41,439	147,205
	WEG SA	125,908	824,361
	Wilson Sons SA	81,636	218,106
	Wiz Co.	24,800	24,890
	XP, Inc., BDR	4,505	90,714
	YDUQS Participacoes SA	100,761	354,340
*	Zamp SA	109,000	137,284

TOTAL BRAZIL			44,397,567

CAYMAN ISLANDS — (0.0%)
	Cosmopolitan International Holdings Ltd.	68,400	30,593

CHILE — (0.6%)
	Aguas Andinas SA, Class A	851,333	248,395
	Banco de Chile	282,034	28,969
	Banco de Chile, ADR	26,757	547,989
	Banco de Credito e Inversiones SA	13,112	313,653

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Banco Santander Chile, ADR	10,678	$185,797
	Banco Santander Chile	2,501,678	109,032
	Besalco SA	205,938	89,630
	Camanchaca SA	88,516	4,801
	CAP SA	37,382	204,446
	Cencosud SA	319,610	517,975
	Cencosud Shopping SA	103,877	150,819
	Cia Sud Americana de Vapores SA	2,679,959	148,818
	Embotelladora Andina SA, ADR, Class B	17,401	212,640
	Empresa Nacional de Telecomunicaciones SA	92,476	312,125
	Empresas CMPC SA	380,006	679,620
	Empresas Copec SA	42,802	283,360
*	Enel Americas SA	1,399,164	143,850
	Enel Chile SA	4,795,626	283,843
	Falabella SA	96,056	195,674
	Forus SA	32,824	49,521
	Grupo Security SA	842,858	193,125
	Inversiones Aguas Metropolitanas SA	230,924	165,156
	Masisa SA	791,131	15,636
	Molibdenos y Metales SA	3,068	12,936
	Multiexport Foods SA	291,740	62,542
	Parque Arauco SA	172,785	236,210
	PAZ Corp. SA	82,712	44,057
	Plaza SA	56,599	68,675
	Ripley Corp. SA	445,297	74,668
	Salfacorp SA	311,425	124,503
	Sigdo Koppers SA	163,912	214,353
	SMU SA	1,440,054	249,492
	Sociedad Matriz SAAM SA	2,690,476	287,770
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	18,610	900,724
	Socovesa SA	166,772	16,768
	SONDA SA	271,865	107,846

TOTAL CHILE			7,485,418

CHINA — (24.6%)
*	360 Security Technology, Inc., Class A	29,200	35,879
	361 Degrees International Ltd.	454,000	221,009
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	34,800	98,434
Ω	3SBio, Inc.	1,005,500	894,535
*	5I5J Holding Group Co. Ltd., Class A	119,400	39,252
*††	A Metaverse Co.	70,000	259
	AAC Technologies Holdings, Inc.	422,500	760,515
	Accelink Technologies Co. Ltd., Class A	4,200	15,476
	ADAMA Ltd., Class A	24,500	24,854
	Addsino Co. Ltd., Class A	69,300	80,516
	Advanced Technology & Materials Co. Ltd., Class A	41,100	53,278
	AECC Aero-Engine Control Co. Ltd., Class A	22,400	63,589
	Aerospace Hi-Tech Holdings Group Ltd., Class A	26,500	35,092
#*	Agile Group Holdings Ltd.	986,749	94,556
*	Agora, Inc., ADR	29,510	86,759
	Agricultural Bank of China Ltd., Class H	5,709,000	2,108,656
	Aier Eye Hospital Group Co. Ltd., Class A	86,825	217,073
*	Air China Ltd., Class H	112,000	76,194
	Aisino Corp., Class A	32,500	49,304
	Ajisen China Holdings Ltd.	284,000	30,022
Ω	AK Medical Holdings Ltd.	182,000	177,180
*	Alibaba Group Holding Ltd., Sponsored ADR	26,509	2,188,053
*	Alibaba Group Holding Ltd.	1,990,300	20,490,284
#*	Alibaba Health Information Technology Ltd.	298,000	175,545

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Alibaba Pictures Group Ltd.	6,170,000	$394,218
*Ω	A-Living Smart City Services Co. Ltd.	499,250	235,391
#*Ω	Alliance International Education Leasing Holdings Ltd.	157,000	28,463
	Allmed Medical Products Co. Ltd., Class A	22,700	31,575
	Amoy Diagnostics Co. Ltd., Class A	8,440	25,067
	Angang Steel Co. Ltd., Class H	821,200	180,546
	Anhui Anke Biotechnology Group Co. Ltd., Class A	61,036	87,725
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	43,875
	Anhui Expressway Co. Ltd., Class H	148,000	142,490
	Anhui Guangxin Agrochemical Co. Ltd., Class A	37,163	84,555
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	22,360	76,810
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	33,160
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	120,960	79,078
	Anhui Jinhe Industrial Co. Ltd., Class A	29,705	88,416
*	Anhui Tatfook Technology Co. Ltd., Class A	23,100	35,645
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	14,880	17,618
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	56,200	55,919
	Anhui Xinhua Media Co. Ltd., Class A	27,300	24,682
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	50,500	89,022
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,215	58,803
	Anjoy Foods Group Co. Ltd., Class A	4,000	70,648
	Anker Innovations Technology Co. Ltd., Class A	5,200	66,605
	ANTA Sports Products Ltd.	246,800	2,791,182
*	Anton Oilfield Services Group	1,610,000	99,999
*	Aoshikang Technology Co. Ltd., Class A	9,800	42,036
*	Aotecar New Energy Technology Co. Ltd., Class A	119,900	43,795
*	Aowei Holdings Ltd.	78,000	6,628
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	73,770
	ApicHope Pharmaceutical Co. Ltd., Class A	22,120	86,620
	APT Satellite Holdings Ltd.	234,000	65,541
*Ω	Archosaur Games, Inc.	94,000	24,616
*Ω	Ascletis Pharma, Inc.	195,000	46,601
*	Asia — Potash International Investment Guangzhou Co. Ltd., Class A	26,600	103,693
Ω	AsiaInfo Technologies Ltd.	166,800	172,510
	Asymchem Laboratories Tianjin Co. Ltd., Class A	6,700	138,262
	Autobio Diagnostics Co. Ltd., Class A	8,510	51,706
	Avary Holding Shenzhen Co. Ltd., Class A	36,900	108,128
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	44,170
	AviChina Industry & Technology Co. Ltd., Class H	1,288,000	583,743
	Avicopter PLC, Class A	6,300	32,701
	Bafang Electric Suzhou Co. Ltd., Class A	4,620	30,156
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	331,968
*	Baidu, Inc., Sponsored ADR	1,034	108,570
*	Baidu, Inc., Class A	136,700	1,794,707
Ω	BAIOO Family Interactive Ltd.	594,000	19,000
	Bank of Beijing Co. Ltd., Class A	275,900	172,024
	Bank of Changsha Co. Ltd., Class A	82,696	83,069
	Bank of Chengdu Co. Ltd., Class A	78,900	133,346
	Bank of China Ltd., Class H	15,507,356	5,417,263
	Bank of Chongqing Co. Ltd., Class H	349,500	180,491
	Bank of Communications Co. Ltd., Class H	1,720,580	1,017,733
*	Bank of Gansu Co. Ltd., Class H	106,000	5,892
	Bank of Guiyang Co. Ltd., Class A	110,617	78,779
	Bank of Hangzhou Co. Ltd., Class A	83,300	121,834
	Bank of Jiangsu Co. Ltd., Class A	267,320	252,189
	Bank of Nanjing Co. Ltd., Class A	147,400	157,981
	Bank of Ningbo Co. Ltd., Class A	99,358	339,308
	Bank of Shanghai Co. Ltd., Class A	190,100	157,745
	Bank of Suzhou Co. Ltd., Class A	94,050	80,746

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Bank of Tianjin Co. Ltd., Class H	45,000	$9,993
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	94,501	10,512
	Baoshan Iron & Steel Co. Ltd., Class A	288,700	246,962
	Baowu Magnesium Technology Co. Ltd., Class A	27,626	71,910
*	Baoye Group Co. Ltd., Class H	98,000	49,019
*	Baozun, Inc., Sponsored ADR	15,148	45,747
*	Baozun, Inc., Class A	21,500	21,122
	Bear Electric Appliance Co. Ltd., Class A	5,300	39,493
	Befar Group Co. Ltd., Class A	29,100	17,980
	Beibuwan Port Co. Ltd., Class A	64,100	64,770
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	17,000	29,869
*	Beijing BDStar Navigation Co. Ltd., Class A	4,700	21,236
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	6,230	29,431
	Beijing Capital Development Co. Ltd., Class A	84,000	42,680
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	87,816
*	Beijing Capital International Airport Co. Ltd., Class H	800,000	294,670
	Beijing Career International Co. Ltd., Class A	5,100	20,996
	Beijing Certificate Authority Co. Ltd., Class A	5,850	21,710
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	34,598
*	Beijing Compass Technology Development Co. Ltd., Class A	3,100	24,931
	Beijing Dabeinong Technology Group Co. Ltd., Class A	48,088	45,947
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	20,197
	Beijing Easpring Material Technology Co. Ltd., Class A	13,300	80,193
	Beijing Energy International Holding Co. Ltd.	2,158,000	55,729
	Beijing Enlight Media Co. Ltd., Class A	20,400	21,814
	Beijing Enterprises Water Group Ltd.	1,914,000	403,864
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	61,193
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	45,085
*	Beijing Hezong Science & Technology Co. Ltd., Class A	28,000	15,714
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,635	26,928
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	77,541
*	Beijing Jingyuntong Technology Co. Ltd., Class A	111,000	70,110
	Beijing Kingsoft Office Software, Inc., Class A	1,228	48,301
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	3,700	19,775
*	Beijing Leike Defense Technology Co. Ltd., Class A	41,800	33,161
	Beijing New Building Materials PLC, Class A	29,454	98,477
*	Beijing North Star Co. Ltd., Class H	420,000	42,430
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	90,100	27,736
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	44,600	63,547
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	27,903	94,989
	Beijing Originwater Technology Co. Ltd., Class A	59,567	41,198
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	22,942
	Beijing Roborock Technology Co. Ltd., Class A	1,390	60,085
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	4,400	9,442
*	Beijing Shiji Information Technology Co. Ltd., Class A	8,418	12,142
	Beijing Shougang Co. Ltd., Class A	86,200	45,688
*	Beijing Sinnet Technology Co. Ltd., Class A	52,600	73,037
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	60,568
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	52,100	36,924
	Beijing Strong Biotechnologies, Inc., Class A	18,900	47,732
	Beijing Tiantan Biological Products Corp. Ltd., Class A	13,104	51,699
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	122,000	183,242
	Beijing Ultrapower Software Co. Ltd., Class A	28,000	32,471
	Beijing United Information Technology Co. Ltd., Class A	19,518	100,475
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	30,839
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	15,844	95,014

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	$27,060
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	7,400	55,741
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,040	48,316
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	289,300	197,752
*	Beken Corp., Class A	3,600	14,475
*	Bengang Steel Plates Co. Ltd., Class A	100,200	53,142
	Best Pacific International Holdings Ltd., Class H	134,000	17,469
	Bestsun Energy Co. Ltd., Class A	40,000	23,121
	Bethel Automotive Safety Systems Co. Ltd., Class A	5,405	55,932
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	41,586
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,000	69,018
*	Bilibili, Inc., Class Z	2,640	35,423
	Binhai Investment Co. Ltd.	280,000	57,623
	Black Peony Group Co. Ltd., Class A	31,440	24,980
	Bloomage Biotechnology Corp. Ltd., Class A	4,323	45,186
Ω	Blue Moon Group Holdings Ltd.	210,500	57,639
	Blue Sail Medical Co. Ltd., Class A	38,300	36,576
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	24,600	23,937
Ω	BOC Aviation Ltd.	96,600	594,098
	BOC International China Co. Ltd., Class A	24,700	36,810
*	Bohai Leasing Co. Ltd., Class A	212,100	69,323
	Bosideng International Holdings Ltd.	1,702,000	671,999
	Bright Dairy & Food Co. Ltd., Class A	40,669	52,483
	Bright Real Estate Group Co. Ltd., Class A	53,200	16,217
	BrightGene Bio-Medical Technology Co. Ltd., Class A	8,539	44,913
††	Brilliance China Automotive Holdings Ltd.	1,238,000	569,151
	B-Soft Co. Ltd., Class A	49,800	49,011
*	BTG Hotels Group Co. Ltd., Class A	20,000	45,658
#*	Burning Rock Biotech Ltd., ADR	20,849	19,886
	BYD Co. Ltd., Class H	186,500	5,671,485
	BYD Electronic International Co. Ltd.	163,500	682,533
	By-health Co. Ltd., Class A	31,200	78,115
	C C Land Holdings Ltd.	726,187	116,952
	C&D International Investment Group Ltd.	285,197	641,627
	C&S Paper Co. Ltd., Class A	39,900	59,234
	Cabbeen Fashion Ltd.	119,000	7,614
	Caitong Securities Co. Ltd., Class A	60,550	65,732
	Camel Group Co. Ltd., Class A	43,600	49,085
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	34,001
	Canmax Technologies Co. Ltd., Class A	23,520	87,473
	Canny Elevator Co. Ltd., Class A	25,500	27,291
#*Ω	CanSino Biologics, Inc., Class H	3,800	11,998
	Capital Environment Holdings Ltd.	2,326,000	33,282
	Castech, Inc., Class A	11,300	39,617
	CECEP Solar Energy Co. Ltd., Class A	103,345	81,086
	CECEP Wind-Power Corp., Class A	189,500	82,130
	Central China Management Co. Ltd.	432,194	19,312
	Central China New Life Ltd.	213,000	58,851
*	Central China Real Estate Ltd.	823,870	9,542
	Central China Securities Co. Ltd., Class H	454,000	66,820
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	12,662
	CETC Digital Technology Co. Ltd., Class A	15,600	49,320
	CETC Potevio Science&Technology Co. Ltd., Class A	15,500	48,717
#*	CGN Mining Co. Ltd.	475,000	77,964
	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	29,785
Ω	CGN Power Co. Ltd., Class H	1,373,000	329,942
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	33,066
	Changjiang Securities Co. Ltd., Class A	52,700	40,987
*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	28,500	9,700

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	$61,978
*	Chanjet Information Technology Co. Ltd., Class H	10,500	3,742
	Chaowei Power Holdings Ltd.	317,000	52,678
	Chaozhou Three-Circle Group Co. Ltd., Class A	7,500	31,669
*	Chen Lin Education Group Holdings Ltd.	92,000	22,570
	Cheng De Lolo Co. Ltd., Class A	45,500	52,445
	Chengdu ALD Aviation Manufacturing Corp., Class A	11,660	29,810
*	Chengdu CORPRO Technology Co. Ltd., Class A	11,800	33,525
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	36,218
	Chengdu Galaxy Magnets Co. Ltd., Class A	14,700	35,240
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	8,100	16,283
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	33,600	81,555
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	50,472
	Chengdu Leejun Industrial Co. Ltd., Class A	21,100	20,196
	Chengdu Wintrue Holding Co. Ltd., Class A	64,615	73,766
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	48,234
*	Chengtun Mining Group Co. Ltd., Class A	76,500	47,619
	Chenguang Biotech Group Co. Ltd., Class A	15,800	29,197
	Chengxin Lithium Group Co. Ltd., Class A	26,200	84,142
	China Aerospace International Holdings Ltd.	970,000	41,522
	China Aircraft Leasing Group Holdings Ltd.	150,500	68,854
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,800	42,644
	China Baoan Group Co. Ltd., Class A	46,300	65,402
	China Bester Group Telecom Co. Ltd., Class A	4,800	26,813
	China BlueChemical Ltd., Class H	943,143	220,713
#*Ω	China Bohai Bank Co. Ltd., Class H	664,000	97,581
	China CAMC Engineering Co. Ltd., Class A	38,800	46,615
	China Chengtong Development Group Ltd.	1,142,000	13,260
	China CITIC Bank Corp. Ltd., Class H	2,102,000	937,719
	China Communications Services Corp. Ltd., Class H	1,184,800	484,614
*	China Conch Environment Protection Holdings Ltd.	787,000	193,589
	China Conch Venture Holdings Ltd.	687,000	568,955
	China Construction Bank Corp., Class H	18,050,990	10,208,880
	China CSSC Holdings Ltd., Class A	16,400	58,024
	China Datang Corp. Renewable Power Co. Ltd., Class H	781,000	176,702
	China Design Group Co. Ltd., Class A	41,740	43,683
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,086,000	152,431
#*††	China Dili Group.	968,585	15,324
	China Dongxiang Group Co. Ltd.	1,590,000	52,914
Ω	China East Education Holdings Ltd.	336,500	129,308
#*	China Eastern Airlines Corp. Ltd., Class H	92,000	31,528
	China Education Group Holdings Ltd.	578,000	480,183
	China Electronics Huada Technology Co. Ltd.	430,000	69,969
	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	42,763
	China Energy Engineering Corp. Ltd., Class A	493,027	146,934
	China Energy Engineering Corp. Ltd., Class H	382,000	41,551
	China Everbright Bank Co. Ltd., Class H	853,000	243,315
	China Everbright Environment Group Ltd.	1,126,000	384,390
#Ω	China Everbright Greentech Ltd.	375,000	37,925
	China Everbright Ltd.	458,000	272,467
*	China Express Airlines Co. Ltd., Class A	27,600	26,959
Ω	China Feihe Ltd.	2,559,000	1,590,091
*	China Film Co. Ltd., Class A	32,900	53,750
	China Foods Ltd.	574,000	198,773
	China Galaxy Securities Co. Ltd., Class H	877,500	449,112
	China Gas Holdings Ltd.	1,328,800	1,194,600
	China Glass Holdings Ltd.	386,000	37,057
	China Gold International Resources Corp. Ltd.	142,900	606,369
	China Great Wall Securities Co. Ltd., Class A	48,400	55,290

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Greatwall Technology Group Co. Ltd., Class A	30,100	$45,231
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	42,600	63,882
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	2,894
	China Hanking Holdings Ltd.	359,000	32,542
#	China Harmony Auto Holding Ltd.	428,500	37,259
	China Harzone Industry Corp. Ltd., Class A	39,300	40,639
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	32,142
#*	China High Speed Transmission Equipment Group Co. Ltd.	240,000	56,134
	China Huirong Financial Holdings Ltd.	84,000	10,636
††	China Huiyuan Juice Group Ltd.	132,068	5,917
Ω	China International Capital Corp. Ltd., Class H	265,200	422,399
	China International Marine Containers Group Co. Ltd., Class H	496,350	261,746
#	China Jinmao Holdings Group Ltd.	2,782,140	341,248
	China Jushi Co. Ltd., Class A	83,090	131,500
	China Kepei Education Group Ltd.	278,000	73,255
	China Kings Resources Group Co. Ltd., Class A	9,210	39,031
	China Lesso Group Holdings Ltd.	726,000	389,842
	China Life Insurance Co. Ltd., Class H	1,337,000	1,810,830
	China Lilang Ltd.	257,000	124,213
*Ω	China Literature Ltd.	164,400	553,614
*	China Longevity Group Co. Ltd.	30,000	985
	China Longyuan Power Group Corp. Ltd., Class H	472,000	399,561
*††	China Maple Leaf Educational Systems Ltd.	848,000	7,261
	China Medical System Holdings Ltd.	823,000	1,316,057
	China Meheco Co. Ltd., Class A	36,520	59,676
#	China Meidong Auto Holdings Ltd.	264,000	141,581
	China Mengniu Dairy Co. Ltd.	670,000	2,187,642
	China Merchants Bank Co. Ltd., Class H	1,080,098	4,097,126
	China Merchants Energy Shipping Co. Ltd., Class A	218,700	192,261
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	16,400	20,914
	China Merchants Land Ltd.	652,000	26,283
	China Merchants Port Holdings Co. Ltd.	702,503	894,240
	China Merchants Property Operation & Service Co. Ltd., Class A	32,400	59,122
Ω	China Merchants Securities Co. Ltd., Class H	75,340	62,343
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	54,900	82,809
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	1,029,020	342,109
	China Modern Dairy Holdings Ltd.	1,461,000	149,472
	China National Accord Medicines Corp. Ltd., Class A	18,200	71,639
	China National Chemical Engineering Co. Ltd., Class A	103,300	98,866
	China National Medicines Corp. Ltd., Class A	13,100	51,547
Ω	China New Higher Education Group Ltd.	557,000	139,062
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	55,800	34,775
	China Nonferrous Mining Corp. Ltd.	583,000	353,510
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	39,010	111,459
*	China Nuclear Energy Technology Corp. Ltd.	418,000	14,677
*	China Oil & Gas Group Ltd.	2,890,000	90,594
	China Oilfield Services Ltd., Class H	754,000	891,469
	China Oriental Group Co. Ltd.	630,000	96,837
	China Overseas Grand Oceans Group Ltd.	1,124,121	383,182
	China Overseas Land & Investment Ltd.	582,000	1,098,297
	China Overseas Property Holdings Ltd.	542,000	470,717
	China Pacific Insurance Group Co. Ltd., Class H	571,400	1,407,569
	China Publishing & Media Co. Ltd., Class A	48,000	55,534
	China Railway Group Ltd., Class H	1,096,000	517,272
	China Railway Hi-tech Industry Co. Ltd., Class A	17,400	19,124
Ω	China Railway Signal & Communication Corp. Ltd., Class H	362,000	113,365

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	$42,586
*	China Rare Earth Holdings Ltd.	717,200	33,003
	China Rare Earth Resources & Technology Co. Ltd., Class A	6,800	27,881
	China Reinsurance Group Corp., Class H	2,261,000	127,287
#*††Ω	China Renaissance Holdings Ltd.	136,900	47,760
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	58,695
	China Resources Gas Group Ltd.	382,000	1,129,239
	China Resources Land Ltd.	834,222	3,122,581
	China Resources Microelectronics Ltd., Class A	8,168	59,392
Ω	China Resources Mixc Lifestyle Services Ltd.	126,400	493,139
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	13,881	81,804
	China Risun Group Ltd.	881,000	360,210
#*	China Ruyi Holdings Ltd.	2,164,000	498,318
*	China Sanjiang Fine Chemicals Co. Ltd.	448,000	57,345
	China Science Publishing & Media Ltd., Class A	6,900	24,521
Ω	China Shengmu Organic Milk Ltd.	1,117,000	42,792
	China Shineway Pharmaceutical Group Ltd.	187,000	165,844
#*	China Shuifa Singyes Energy Holdings Ltd.	224,000	11,449
*	China Silver Group Ltd.	722,000	17,422
	China South City Holdings Ltd.	2,314,000	122,753
	China South Publishing & Media Group Co. Ltd., Class A	24,000	37,130
*	China Southern Airlines Co. Ltd., Class H	374,000	176,972
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	28,700	21,338
	China State Construction Development Holdings Ltd.	290,000	83,350
	China State Construction Engineering Corp. Ltd., Class A	568,800	402,556
	China State Construction International Holdings Ltd.	882,000	944,745
*	China Sunshine Paper Holdings Co. Ltd.	408,000	132,559
	China Suntien Green Energy Corp. Ltd., Class H	647,000	225,035
	China Taiping Insurance Holdings Co. Ltd.	755,012	697,462
	China Testing & Certification International Group Co. Ltd., Class A	24,208	32,471
*	China Tianying, Inc., Class A	94,800	76,635
	China Tourism Group Duty Free Corp. Ltd., Class A	12,444	160,947
Ω	China Tower Corp. Ltd., Class H	17,362,000	1,619,019
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,532,000	754,887
*	China TransInfo Technology Co. Ltd., Class A	24,900	39,245
	China Travel International Investment Hong Kong Ltd.	1,120,000	199,245
	China Tungsten & Hightech Materials Co. Ltd., Class A	48,750	59,367
	China Vanke Co. Ltd., Class H	586,038	548,271
	China Water Affairs Group Ltd.	296,000	187,317
	China West Construction Group Co. Ltd., Class A	44,900	41,354
	China World Trade Center Co. Ltd., Class A	12,500	33,897
Ω	China Xinhua Education Group Ltd.	149,000	11,396
	China Yangtze Power Co. Ltd., Class A	164,353	507,013
	China Yongda Automobiles Services Holdings Ltd.	630,000	241,953
*Ω	China Yuhua Education Corp. Ltd.	1,168,000	89,657
#*	China ZhengTong Auto Services Holdings Ltd.	351,000	19,736
	China Zhenhua Group Science & Technology Co. Ltd., Class A	11,700	107,035
	China Zheshang Bank Co. Ltd., Class H	328,899	81,567
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	14,914
	China Zhongwang Holdings Ltd.	944,318	38,013
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	17,447
	Chinasoft International Ltd.	1,280,000	928,662
#*	Chindata Group Holdings Ltd., ADR	56,097	498,141
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	43,900	69,451
	Chongqing Changan Automobile Co. Ltd., Class A	75,812	156,890
	Chongqing Department Store Co. Ltd., Class A	21,300	78,673
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	55,232	92,254

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	16,250	$34,315
	Chongqing Gas Group Corp. Ltd., Class A	33,300	30,535
*	Chongqing Iron & Steel Co. Ltd., Class H	104,000	10,636
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	39,990
	Chongqing Rural Commercial Bank Co. Ltd., Class H	811,000	307,029
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	123,200	131,017
	Chongqing Zaisheng Technology Corp. Ltd., Class A	46,140	27,883
	Chongqing Zhifei Biological Products Co. Ltd., Class A	39,000	334,259
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	34,500	30,134
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	36,400	27,874
	Chow Tai Seng Jewellery Co. Ltd., Class A	23,550	47,516
	CIFI Ever Sunshine Services Group Ltd.	346,000	57,064
	CIMC Enric Holdings Ltd.	396,000	336,083
Ω	CIMC Vehicles Group Co. Ltd., Class H	56,000	40,645
	Cinda Real Estate Co. Ltd., Class A	63,800	34,001
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	27,342
	CITIC Securities Co. Ltd., Class H	298,600	581,033
	City Development Environment Co. Ltd., Class A	26,400	39,691
*	Citychamp Watch & Jewellery Group Ltd.	560,000	87,866
*	CMGE Technology Group Ltd.	732,000	122,790
	CMOC Group Ltd., Class H	270,000	161,031
	CMST Development Co. Ltd., Class A	84,200	58,850
*	CNFinance Holdings Ltd., ADR	23,410	58,759
	CNGR Advanced Material Co. Ltd., Class A	6,500	48,351
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	37,935	24,699
	CNOOC Energy Technology & Services Ltd., Class A	217,600	90,525
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	59,670	65,216
	CoCreation Grass Co. Ltd., Class A	4,200	11,562
	COFCO Biotechnology Co. Ltd., Class A	73,600	68,636
*	COFCO Joycome Foods Ltd.	1,369,000	318,627
	Comba Telecom Systems Holdings Ltd.	942,000	107,121
	Concord New Energy Group Ltd.	4,474,648	366,426
	Consun Pharmaceutical Group Ltd.	217,000	127,635
	Contec Medical Systems Co. Ltd., Class A	9,800	29,296
	Contemporary Amperex Technology Co. Ltd., Class A	67,970	1,725,881
*	Continental Aerospace Technologies Holding Ltd.	1,469,171	13,356
	COSCO SHIPPING Development Co. Ltd., Class H	1,990,000	203,496
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	488,000	517,540
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,207,121
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	52,973
	COSCO SHIPPING Ports Ltd.	788,510	475,701
	CPMC Holdings Ltd.	446,000	342,129
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	58,339
*	Crazy Sports Group Ltd.	1,774,000	24,499
	CRRC Corp. Ltd., Class H	897,000	373,711
	Crystal Clear Electronic Material Co. Ltd., Class A	23,526	34,152
Ω	CSC Financial Co. Ltd., Class H	168,000	151,281
	CSG Holding Co. Ltd., Class A	83,834	61,973
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	18,400	76,040
	CSPC Pharmaceutical Group Ltd.	3,464,640	3,026,256
	CSSC Hong Kong Shipping Co. Ltd.	768,000	135,567
	CTS International Logistics Corp. Ltd., Class A	55,500	54,943
*††	CWT International Ltd.	960,000	2,822
*	Da Ming International Holdings Ltd.	30,000	4,441
	Daan Gene Co. Ltd., Class A	69,120	92,098
	Dalian Bio-Chem Co. Ltd., Class A	5,460	7,549
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	85,600	53,497
	Dalipal Holdings Ltd.	122,000	69,505
	Daqin Railway Co. Ltd., Class A	166,588	164,189

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dashang Co. Ltd., Class A	20,900	$48,924
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	21,493	69,959
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	55,096
	Dazhong Transportation Group Co. Ltd., Class A	39,100	16,301
	Dazzle Fashion Co. Ltd., Class A	9,112	17,515
	DBG Technology Co. Ltd., Class A	36,100	150,373
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	48,974
*	Deppon Logistics Co. Ltd., Class A	21,300	43,537
	DHC Software Co. Ltd., Class A	39,800	34,295
	Dian Diagnostics Group Co. Ltd., Class A	26,054	81,929
	Digital China Group Co. Ltd., Class A	20,200	85,989
	Digital China Holdings Ltd.	409,250	112,318
	Digital China Information Service Group Co. Ltd., Class A	38,600	64,395
	Do-Fluoride New Materials Co. Ltd., Class A	25,180	55,074
	Dong-E-E-Jiao Co. Ltd., Class A	4,100	26,009
	Dongfang Electric Corp. Ltd., Class H	58,000	55,646
	Dongfang Electronics Co. Ltd., Class A	29,700	30,710
	Dongfeng Motor Group Co. Ltd., Class H	1,324,000	582,857
	Dongguan Aohai Technology Co. Ltd., Class A	11,400	59,694
	Dongguan Development Holdings Co. Ltd., Class A	31,100	38,363
*	Dongjiang Environmental Co. Ltd., Class H	80,800	18,479
	Dongxing Securities Co. Ltd., Class A	43,400	47,461
	Dongyue Group Ltd.	1,000,000	796,549
*	DouYu International Holdings Ltd., ADR	65,268	56,241
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	233,000	69,131
#*Ω	East Buy Holding Ltd.	135,000	550,733
	East Group Co. Ltd., Class A	52,400	45,937
	East Money Information Co. Ltd., Class A	94,283	196,726
	Ecovacs Robotics Co. Ltd., Class A	10,100	59,622
	Edan Instruments, Inc., Class A	25,900	37,891
	Edifier Technology Co. Ltd., Class A	20,000	44,547
	Edvantage Group Holdings Ltd.	226,549	71,186
	EEKA Fashion Holdings Ltd.	98,500	179,252
	Electric Connector Technology Co. Ltd., Class A	12,700	72,228
	Elion Energy Co. Ltd., Class A	106,600	39,941
	ENN Energy Holdings Ltd.	154,600	1,171,117
	Eoptolink Technology, Inc.Ltd., Class A	3,580	15,439
	Era Co. Ltd., Class A	39,000	28,304
	Essex Bio-technology Ltd.	144,000	51,493
	Eternal Asia Supply Chain Management Ltd., Class A	81,800	48,989
	EVA Precision Industrial Holdings Ltd.	672,000	67,042
	Eve Energy Co. Ltd., Class A	15,115	95,870
Ω	Everbright Securities Co. Ltd., Class H	61,600	41,839
#*Ω	Everest Medicines Ltd.	82,000	291,415
*	Fangda Carbon New Material Co. Ltd., Class A	73,149	58,998
*	Fangda Special Steel Technology Co. Ltd., Class A	93,196	63,297
*	Fanhua, Inc., Sponsored ADR	11,560	75,949
*	FAW Jiefang Group Co. Ltd., Class A	34,900	43,975
	FAWER Automotive Parts Co. Ltd., Class A	73,300	52,720
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,400	35,393
	Fibocom Wireless, Inc., Class A	20,580	58,405
*	FIH Mobile Ltd.	1,560,000	115,788
	Financial Street Holdings Co. Ltd., Class A	86,800	48,843
	FinVolution Group, ADR	79,604	376,527
	First Capital Securities Co. Ltd., Class A	71,200	56,937
	First Tractor Co. Ltd., Class H	126,000	63,804
#	Flat Glass Group Co. Ltd., Class H	109,000	195,751
	Focus Media Information Technology Co. Ltd., Class A	180,800	170,904
	Foryou Corp., Class A	14,004	63,711

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	22,011	$113,280
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	16,646
*	Founder Holdings Ltd.	390,000	23,926
	Founder Securities Co. Ltd., Class A	89,300	92,551
*	Fountain SET Holdings Ltd.	150,000	7,674
	Foxconn Industrial Internet Co. Ltd., Class A	152,800	307,866
	FriendTimes, Inc.	214,000	35,877
	Fu Shou Yuan International Group Ltd.	660,000	443,101
#	Fufeng Group Ltd.	1,005,000	521,969
*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Boss Software Development Co. Ltd., Class A	16,899	32,871
	Fujian Longking Co. Ltd., Class A	30,100	61,007
	Fujian Star-net Communication Co. Ltd., Class A	23,700	58,544
	Fujian Sunner Development Co. Ltd., Class A	30,500	75,015
	Fulin Precision Co. Ltd., Class A	34,700	50,310
*	Fullshare Holdings Ltd.	5,967,483	9,930
*	Funshine Culture Group Co. Ltd., Class A	3,800	25,527
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	188,400	858,933
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	4,700	30,230
Ω	Ganfeng Lithium Group Co. Ltd., Class H	153,360	550,834
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	31,700	47,040
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	53,232
	Gaona Aero Material Co. Ltd., Class A	10,720	31,714
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	47,296
	GCL Energy Technology Co. Ltd., Class A	32,700	51,983
*	GCL New Energy Holdings Ltd.	157,799	8,680
*	GDS Holdings Ltd., ADR	10,252	105,596
*	GDS Holdings Ltd., Class A	351,700	448,046
	Geely Automobile Holdings Ltd.	2,225,000	2,526,098
	GEM Co. Ltd., Class A	29,500	23,638
	Gemdale Corp., Class A	49,400	34,861
	Gemdale Properties & Investment Corp. Ltd.	3,508,000	103,925
*	Genimous Technology Co. Ltd., Class A	48,000	52,934
	Geovis Technology Co. Ltd., Class A	2,562	17,275
	GEPIC Energy Development Co. Ltd., Class A	22,400	17,155
	Getein Biotech, Inc., Class A	15,288	23,882
	GF Securities Co. Ltd., Class H	168,200	218,990
	Giant Network Group Co. Ltd., Class A	29,100	46,985
	GigaDevice Semiconductor, Inc., Class A	2,160	31,635
	Ginlong Technologies Co. Ltd., Class A	7,000	64,220
	Glarun Technology Co. Ltd., Class A	16,000	31,253
	GoerTek, Inc., Class A	36,500	90,110
	Goke Microelectronics Co. Ltd., Class A	2,500	22,800
	Goldcard Smart Group Co. Ltd., Class A	8,900	15,028
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	7,046
	GoldenHome Living Co. Ltd., Class A	3,500	12,496
	Goldenmax International Group Ltd., Class A	25,200	33,409
	Goldlion Holdings Ltd.	159,152	20,794
	Goldpac Group Ltd.	138,000	24,696
	Goldwind Science & Technology Co. Ltd., Class H	329,858	157,383
#*	GOME Retail Holdings Ltd.	3,510,940	16,161
*	Goodbaby International Holdings Ltd.	381,000	19,270
	GoodWe Technologies Co. Ltd., Class A	3,194	51,015
*	Gotion High-tech Co. Ltd., Class A	14,700	45,764
*	Grand Baoxin Auto Group Ltd.	681,823	16,810
	Grandblue Environment Co. Ltd., Class A	18,190	44,234
*	Grandjoy Holdings Group Co. Ltd., Class A	63,800	30,332
#	Great Wall Motor Co. Ltd., Class H	303,000	423,561
*	Greatview Aseptic Packaging Co. Ltd.	435,000	110,776

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gree Electric Appliances, Inc. of Zhuhai, Class A	41,700	$193,408
*	Gree Real Estate Co. Ltd., Class A	51,000	49,677
	Greentown China Holdings Ltd.	542,000	525,816
Ω	Greentown Management Holdings Co. Ltd.	289,000	212,978
	Greentown Service Group Co. Ltd.	700,000	273,019
	GRG Banking Equipment Co. Ltd., Class A	32,700	52,181
	GRG Metrology & Test Group Co. Ltd., Class A	18,900	36,342
	Grinm Advanced Materials Co. Ltd., Class A	29,000	49,751
	Guangdong Advertising Group Co. Ltd., Class A	59,500	41,128
	Guangdong Aofei Data Technology Co. Ltd., Class A	40,799	49,336
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	36,700	37,498
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	32,800	20,667
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	34,464
	Guangdong Dowstone Technology Co. Ltd., Class A	17,400	27,168
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	36,416
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	38,261
	Guangdong Haid Group Co. Ltd., Class A	27,000	166,204
	Guangdong Hongda Holdings Group Co. Ltd., Class A	24,500	72,102
	Guangdong Hybribio Biotech Co. Ltd., Class A	38,175	47,970
	Guangdong Investment Ltd.	854,000	582,754
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	7,100	47,519
	Guangdong Provincial Expressway Development Co. Ltd., Class A	70,521	77,942
*	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	9,626
	Guangdong South New Media Co. Ltd., Class A	8,000	39,725
	Guangdong Tapai Group Co. Ltd., Class A	52,698	54,319
	Guangdong Topstar Technology Co. Ltd., Class A	9,400	18,696
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	28,900	66,266
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	91,500	36,295
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,000	52,677
*	Guangshen Railway Co. Ltd., Class H	655,500	117,234
	Guangxi Liugong Machinery Co. Ltd., Class A	70,050	61,489
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	32,893
	Guangxi Wuzhou Communications Co. Ltd., Class A	41,250	22,105
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	52,344
	Guangzhou Automobile Group Co. Ltd., Class H	670,836	314,285
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	55,878
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	11,900	50,169
	Guangzhou Haige Communications Group, Inc. Co., Class A	27,700	43,987
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	33,430
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	11,200	94,782
	Guangzhou Restaurant Group Co. Ltd., Class A	18,220	52,918
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	45,952
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	35,260	134,150
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	53,884
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	33,863
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	50,100	57,625
*	Guizhou Gas Group Corp. Ltd., Class A	27,100	30,471
	Guizhou Zhenhua E-chem, Inc., Class A	19,943	63,457
*	Guolian Securities Co. Ltd., Class H	110,500	47,954
	Guomai Technologies, Inc., Class A	25,900	27,441
	Guosen Securities Co. Ltd., Class A	47,012	61,751
*	Guosheng Financial Holding, Inc., Class A	30,030	40,781
Ω	Guotai Junan Securities Co. Ltd., Class H	78,800	87,951
	Guoyuan Securities Co. Ltd., Class A	50,550	47,838
*	H World Group Ltd.	174,200	654,806
	Haier Smart Home Co. Ltd., Class A	40,200	122,141
	Haier Smart Home Co. Ltd., Class H	604,999	1,725,656
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	21,873

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hainan Drinda New Energy Technology Co. Ltd., Class A	3,495	$41,714
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	83,529
	Hainan Poly Pharm Co. Ltd., Class A	17,000	73,604
	Hainan Strait Shipping Co. Ltd., Class A	59,000	45,620
	Haitian International Holdings Ltd.	305,000	727,602
	Haitong Securities Co. Ltd., Class H	454,000	260,680
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	71,520
	Hand Enterprise Solutions Co. Ltd., Class A	36,700	41,777
	Hang Zhou Great Star Industrial Co. Ltd., Class A	15,700	42,535
	Hangcha Group Co. Ltd., Class A	17,072	51,331
	Hangjin Technology Co. Ltd., Class A	5,000	24,919
	Hangxiao Steel Structure Co. Ltd., Class A	50,800	23,971
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	46,925
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	19,545
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	19,149
	Hangzhou First Applied Material Co. Ltd., Class A	18,266	63,820
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,300	28,822
	Hangzhou Lion Electronics Co. Ltd., Class A	9,844	43,303
	Hangzhou Onechance Tech Corp., Class A	5,700	18,512
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	9,400	42,423
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	55,841
	Hangzhou Silan Microelectronics Co. Ltd., Class A	15,500	51,465
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,733	15,811
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	12,800	71,927
	Han’s Laser Technology Industry Group Co. Ltd., Class A	25,800	75,735
Ω	Hansoh Pharmaceutical Group Co. Ltd.	254,000	477,899
	Haohua Chemical Science & Technology Co. Ltd., Class A	6,900	29,002
*Ω	Harbin Bank Co. Ltd., Class H	480,000	14,541
	Harbin Boshi Automation Co. Ltd., Class A	14,461	25,911
	HBIS Resources Co. Ltd., Class A	18,300	40,952
	Health & Happiness H&H International Holdings Ltd.	152,000	171,850
*	Healthcare Co. Ltd., Class A	15,400	21,351
*	Hebei Construction Group Corp. Ltd., Class H	180,000	16,333
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,400	18,617
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,800	47,229
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	24,229
	Heilongjiang Agriculture Co. Ltd., Class A	29,600	51,542
	Hello Group, Inc., Sponsored ADR	69,983	495,480
	Henan Lingrui Pharmaceutical Co., Class A	26,474	57,249
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	69,029
	Henan Pinggao Electric Co. Ltd., Class A	40,800	60,438
	Henan Shuanghui Investment & Development Co. Ltd., Class A	66,159	236,794
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	24,627
*	Henan Yicheng New Energy Co. Ltd., Class A	53,900	35,158
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	33,856
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	29,028
	Hengan International Group Co. Ltd.	383,000	1,282,781
*	Hengdeli Holdings Ltd.	911,200	16,297
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	47,700	94,973
*	Hengli Petrochemical Co. Ltd., Class A	27,000	54,088
	Hengtong Optic-electric Co. Ltd., Class A	35,000	63,105
*	Hengyi Petrochemical Co. Ltd., Class A	47,720	46,911
	Hesteel Co. Ltd., Class A	300,600	92,032
	Hexing Electrical Co. Ltd., Class A	20,700	64,246
*	Hi Sun Technology China Ltd.	1,011,000	65,883
#	Hisense Home Appliances Group Co. Ltd., Class H	157,000	432,155
	Hithink RoyalFlush Information Network Co. Ltd., Class A	3,388	65,069
	Homeland Interactive Technology Ltd.	136,000	38,761
*	Hongda Xingye Co. Ltd., Class A	143,900	27,198

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hongfa Technology Co. Ltd., Class A	8,500	$33,729
*	Honghua Group Ltd.	1,396,000	21,077
*	Hongli Zhihui Group Co. Ltd., Class A	29,100	32,877
*Ω	Honworld Group Ltd.	72,000	4,497
*Ω	Hope Education Group Co. Ltd.	2,376,000	139,953
*	Hopefluent Group Holdings Ltd.	96,000	11,362
*	Hopson Development Holdings Ltd.	645,148	377,756
	Hoyuan Green Energy Co. Ltd., Class A	16,990	86,759
*Ω	Hua Hong Semiconductor Ltd.	250,000	615,521
*	Hua Yin International Holdings Ltd.	115,000	2,322
	Huaan Securities Co. Ltd., Class A	23,080	15,239
	Huadong Medicine Co. Ltd., Class A	23,900	140,410
	Huafon Chemical Co. Ltd., Class A	104,000	103,125
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	57,300	41,220
*	Huafu Fashion Co. Ltd., Class A	77,300	37,838
	Huagong Tech Co. Ltd., Class A	5,200	20,095
	Hualan Biological Engineering, Inc., Class A	12,600	40,426
*	Huanxi Media Group Ltd.	380,000	34,946
	Huapont Life Sciences Co. Ltd., Class A	86,950	57,769
Ω	Huatai Securities Co. Ltd., Class H	194,200	254,247
	Huaxi Securities Co. Ltd., Class A	48,200	52,225
	Huaxia Bank Co. Ltd., Class A	176,536	135,147
	Huayu Automotive Systems Co. Ltd., Class A	70,100	168,118
	Huazhong In-Vehicle Holdings Co. Ltd.	156,000	48,425
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	92,800	39,572
	Hubei Dinglong Co. Ltd., Class A	13,200	43,356
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	4,650	25,176
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	98,175
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	41,300	110,943
	Huishang Bank Corp. Ltd., Class H	123,900	37,378
	Huizhou Desay Sv Automotive Co. Ltd., Class A	4,300	73,814
	Hunan Aihua Group Co. Ltd., Class A	14,000	43,792
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	47,471
	Hunan Gold Corp. Ltd., Class A	31,100	49,575
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	42,600	33,046
	Hunan Valin Steel Co. Ltd., Class A	121,200	96,560
	Hunan Zhongke Electric Co. Ltd., Class A	24,000	35,042
	Hundsun Technologies, Inc., Class A	14,400	61,319
*	HUYA, Inc., ADR	39,605	123,964
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	102,400	618,298
*	Hytera Communications Corp. Ltd., Class A	61,000	52,511
*	HyUnion Holding Co. Ltd., Class A	44,700	41,605
*	IAT Automobile Technology Co. Ltd., Class A	9,400	20,275
*Ω	iDreamSky Technology Holdings Ltd.	179,600	58,423
	IEIT Systems Co. Ltd., Class A	6,400	25,714
	Iflytek Co. Ltd., Class A	2,700	16,841
	IKD Co. Ltd., Class A	18,500	53,874
#*	I-Mab, Sponsored ADR	18,909	27,040
Ω	IMAX China Holding, Inc.	66,100	60,946
	Imeik Technology Development Co. Ltd., Class A	2,000	90,169
	Industrial & Commercial Bank of China Ltd., Class H	11,377,017	5,452,373
	Industrial Bank Co. Ltd., Class A	283,145	583,817
	Industrial Securities Co. Ltd., Class A	115,760	98,767
	Infore Environment Technology Group Co. Ltd., Class A	56,700	37,820
#Ω	Ingdan, Inc.	313,000	49,880
	Ingenic Semiconductor Co. Ltd., Class A	4,400	44,435
*	Inkeverse Group Ltd.	276,000	24,761
	Inmyshow Digital Technology Group Co. Ltd., Class A	27,900	22,951
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	345,920	76,638

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	29,800	$38,153
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	82,500	309,277
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	108,359	100,791
*Ω	InnoCare Pharma Ltd.	193,000	152,362
*Ω	Innovent Biologics, Inc.	58,000	341,803
	Innuovo Technology Co. Ltd., Class A	26,600	22,076
	Inspur Digital Enterprise Technology Ltd.	216,000	56,395
	Inspur Software Co. Ltd., Class A	6,700	12,904
	Intco Medical Technology Co. Ltd., Class A	20,880	63,000
	Intron Technology Holdings Ltd.	146,000	53,034
#*	iQIYI, Inc., ADR	144,800	674,768
	IReader Technology Co. Ltd., Class A	10,100	26,014
*	IRICO Group New Energy Co. Ltd., Class H	1,100	401
	IVD Medical Holding Ltd.	205,000	47,449
	JA Solar Technology Co. Ltd., Class A	69,401	212,601
	Jade Bird Fire Co. Ltd., Class A	27,950	61,615
	Jafron Biomedical Co. Ltd., Class A	11,000	35,575
	Jason Furniture Hangzhou Co. Ltd., Class A	11,570	58,567
	JCET Group Co. Ltd., Class A	34,800	146,862
*Ω	JD Health International, Inc.	58,000	263,452
	JD.com, Inc., Class A	239,597	3,046,034
	Jenkem Technology Co. Ltd., Class A	1,328	22,518
	JH Educational Technology, Inc.	156,000	18,039
	Jiajiayue Group Co. Ltd., Class A	29,000	43,779
	Jiangling Motors Corp. Ltd., Class A	21,700	48,316
	Jiangsu Azure Corp., Class A	39,600	50,068
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	2,842	20,547
*	Jiangsu Canlon Building Materials Co. Ltd., Class A	10,700	18,102
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	60,700	61,052
*	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	10,700	20,114
	Jiangsu Cnano Technology Co. Ltd., Class A	9,258	36,980
	Jiangsu Eastern Shenghong Co. Ltd., Class A	29,100	42,332
	Jiangsu Expressway Co. Ltd., Class H	302,000	274,561
	Jiangsu Guomao Reducer Co. Ltd., Class A	19,880	42,788
	Jiangsu Guotai International Group Co. Ltd., Class A	79,300	83,455
	Jiangsu Guoxin Corp. Ltd., Class A	27,300	26,599
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	5,200	46,105
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,826	75,621
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	20,400	27,055
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	27,149
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	119,800	60,100
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	18,300	43,961
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	56,424
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	30,114	69,631
	Jiangsu Linyang Energy Co. Ltd., Class A	58,100	52,912
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	4,900	20,679
	Jiangsu Pacific Quartz Co. Ltd., Class A	4,400	55,314
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	69,487
	Jiangsu Shagang Co. Ltd., Class A	107,600	59,126
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	59,942
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	10,500	24,360
	Jiangsu Sopo Chemical Co., Class A	27,700	27,892
	Jiangsu ToLand Alloy Co. Ltd., Class A	11,440	48,409
	Jiangsu Yangnong Chemical Co. Ltd., Class A	11,040	101,923
	Jiangsu Yoke Technology Co. Ltd., Class A	2,800	22,107
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	17,800	81,852
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	52,235
	Jiangsu Zhongtian Technology Co. Ltd., Class A	46,300	88,673
	Jiangxi Bank Co. Ltd., Class H	294,500	28,648

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangxi Copper Co. Ltd., Class H	260,000	$367,628
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	11,200	16,184
	Jiangxi Wannianqing Cement Co. Ltd., Class A	39,900	40,358
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	56,688
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	32,574
	Jiayou International Logistics Co. Ltd., Class A	28,733	67,925
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	16,400	36,051
*	Jilin Chemical Fibre, Class A	59,600	24,768
	Jilin Electric Power Co. Ltd., Class A	44,500	28,475
	Jinchuan Group International Resources Co. Ltd.	1,316,000	80,132
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	74,398
	Jingjin Equipment, Inc., Class A	13,580	42,681
*	Jinke Smart Services Group Co. Ltd., Class H	11,800	11,777
#*	JinkoSolar Holding Co. Ltd., ADR	18,225	593,953
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	91,400	38,261
Ω	Jiumaojiu International Holdings Ltd.	370,000	402,603
	Jiuzhitang Co. Ltd., Class A	24,800	35,939
	JL Mag Rare-Earth Co. Ltd., Class A	17,920	40,535
	JNBY Design Ltd.	94,000	114,511
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	75,193
	Joinn Laboratories China Co. Ltd., Class A	20,308	74,403
	Jointown Pharmaceutical Group Co. Ltd., Class A	87,242	84,897
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	10,000	45,932
	Joy City Property Ltd.	2,264,000	71,470
	Joyoung Co. Ltd., Class A	28,300	51,648
Ω	JS Global Lifestyle Co. Ltd.	686,000	108,039
	JSTI Group, Class A	36,800	28,032
	Ju Teng International Holdings Ltd.	412,000	59,215
	Juewei Food Co. Ltd., Class A	8,200	39,592
*	Juneyao Airlines Co. Ltd., Class A	13,400	26,717
*	Jutal Offshore Oil Services Ltd.	216,000	13,501
*Ω	JW Cayman Therapeutics Co. Ltd.	32,000	8,717
*	JY Grandmark Holdings Ltd.	13,000	1,906
	Kaishan Group Co. Ltd., Class A	24,500	47,139
*Ω	Kangda International Environmental Co. Ltd.	250,000	7,482
	Kangji Medical Holdings Ltd.	125,500	103,084
	Keboda Technology Co. Ltd., Class A	1,700	15,741
*	Keeson Technology Corp. Ltd., Class A	9,984	15,306
	Kehua Data Co. Ltd., Class A	17,500	66,955
	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	37,557
*	Kidswant Children Products Co. Ltd., Class A	22,600	26,658
	Kingboard Holdings Ltd.	403,400	982,390
	Kingboard Laminates Holdings Ltd.	682,973	640,486
	KingClean Electric Co. Ltd., Class A	13,020	40,904
*	Kingsoft Cloud Holdings Ltd.	106,000	33,854
	Kingsoft Corp. Ltd.	340,600	1,188,516
#*Ω	Kintor Pharmaceutical Ltd.	89,000	29,808
*	Ko Yo Chemical Group Ltd.	2,964,000	31,522
	Konfoong Materials International Co. Ltd., Class A	2,600	22,042
*	Kong Sun Holdings Ltd.	650,000	2,982
*	Konka Group Co. Ltd., Class A	48,100	27,816
	KPC Pharmaceuticals, Inc., Class A	26,900	78,508
	Kuang-Chi Technologies Co. Ltd., Class A	15,700	30,028
	Kunlun Energy Co. Ltd.	1,600,000	1,332,966
*	Kunlun Tech Co. Ltd., Class A	8,900	38,299
	Kunshan Dongwei Technology Co. Ltd., Class A	2,852	20,294
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	10,800	50,284
#*	KWG Group Holdings Ltd.	660,830	63,448
*	KWG Living Group Holdings Ltd.	396,915	24,062

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Lakala Payment Co. Ltd., Class A	15,500	$36,740
*	Lancy Co. Ltd., Class A	6,700	19,943
	Lao Feng Xiang Co. Ltd., Class A	12,900	109,772
	Laobaixing Pharmacy Chain JSC, Class A	28,812	99,980
	Launch Tech Co. Ltd., Class H	30,500	8,011
	LB Group Co. Ltd., Class A	49,500	125,979
	Lee & Man Paper Manufacturing Ltd.	764,000	217,594
	Lee’s Pharmaceutical Holdings Ltd.	163,500	25,466
Ω	Legend Holdings Corp., Class H	374,100	333,581
	Lenovo Group Ltd.	3,042,000	3,540,070
	Lens Technology Co. Ltd., Class A	87,600	156,491
*	Leo Group Co. Ltd., Class A	189,800	57,331
	Leoch International Technology Ltd.	111,000	19,287
	Lepu Medical Technology Beijing Co. Ltd., Class A	27,607	65,011
	Levima Advanced Materials Corp., Class A	14,200	36,927
	LexinFintech Holdings Ltd., ADR	53,354	97,371
	Leyard Optoelectronic Co. Ltd., Class A	46,400	38,915
*	Li Auto, Inc., ADR	1,730	58,491
*	Li Auto, Inc., Class A	26,700	451,594
	Li Ning Co. Ltd.	894,000	2,739,576
	LianChuang Electronic Technology Co. Ltd., Class A	55,600	81,717
	Lianhe Chemical Technology Co. Ltd., Class A	42,500	45,241
*	Liao Ning Oxiranchem, Inc., Class A	23,500	22,855
	Liaoning Cheng Da Co. Ltd., Class A	8,900	14,889
	Liaoning Port Co. Ltd., Class H	580,000	47,441
	Lier Chemical Co. Ltd., Class A	43,792	72,186
*	Lifetech Scientific Corp.	756,000	232,280
*	Lingbao Gold Group Co. Ltd., Class H	66,000	10,151
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	36,200	14,448
	Lingyi iTech Guangdong Co., Class A	127,100	105,647
*	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	33,806
	Livzon Pharmaceutical Group, Inc., Class H	77,771	230,000
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	22,600	68,853
	LK Technology Holdings Ltd.	229,500	197,408
	Loncin Motor Co. Ltd., Class A	64,300	48,797
Ω	Longfor Group Holdings Ltd.	774,500	1,127,486
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	19,998
	LONGi Green Energy Technology Co. Ltd., Class A	116,200	383,538
	Longshine Technology Group Co. Ltd., Class A	9,500	24,288
	Lonking Holdings Ltd.	1,008,000	155,717
	Luenmei Quantum Co. Ltd., Class A	96,100	77,247
	Luolai Lifestyle Technology Co. Ltd., Class A	28,400	38,761
	Luoniushan Co. Ltd., Class A	54,300	43,190
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	23,734
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	43,496
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	20,300	30,335
	Luxi Chemical Group Co. Ltd., Class A	64,000	99,338
	Luxshare Precision Industry Co. Ltd., Class A	90,318	405,538
#*Ω	Luye Pharma Group Ltd.	900,500	436,298
#*	LVGEM China Real Estate Investment Co. Ltd.	258,000	28,924
	Maanshan Iron & Steel Co. Ltd., Class H	696,000	114,780
	Maccura Biotechnology Co. Ltd., Class A	28,400	61,070
	Mango Excellent Media Co. Ltd., Class A	41,800	144,479
*Ω	Maoyan Entertainment.	146,000	175,438
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	45,357
#Ω	Meitu, Inc.	332,000	133,173
*Ω	Meituan, Class B	76,160	1,079,568
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	24,713
#Ω	Midea Real Estate Holding Ltd.	173,600	118,761

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	4,800	$42,663
	Min Xin Holdings Ltd.	66,000	23,845
	Ming Yang Smart Energy Group Ltd., Class A	31,678	60,555
#*	Ming Yuan Cloud Group Holdings Ltd.	282,000	117,914
*	Mingfa Group International Co. Ltd.	374,000	8,671
#	MINISO Group Holding Ltd.	47,800	307,363
*	Minmetals Land Ltd.	687,644	27,205
Ω	Minsheng Education Group Co. Ltd.	428,000	13,063
	Minth Group Ltd.	380,000	848,246
	MLS Co. Ltd., Class A	70,500	89,435
*	MMG Ltd.	2,134,000	629,281
*Ω	Mobvista, Inc.	154,000	61,932
	Monalisa Group Co. Ltd., Class A	10,200	21,075
	Montage Technology Co. Ltd., Class A	3,242	24,440
*Ω	Mulsanne Group Holding Ltd.	40,000	6,761
	Muyuan Foods Co. Ltd., Class A	107,154	552,574
*††	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	6,686
	MYS Group Co. Ltd., Class A	32,200	15,502
*††	Nan Hai Corp. Ltd.	4,000,000	3,374
*	NanJi E-Commerce Co. Ltd., Class A	73,286	34,191
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,500	43,803
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	114,498
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	26,191	45,294
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	13,618
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	47,153
	Nantong Jianghai Capacitor Co. Ltd., Class A	26,300	61,777
	NARI Technology Co. Ltd., Class A	78,868	243,507
*	National Silicon Industry Group Co. Ltd., Class A	10,831	26,876
	NAURA Technology Group Co. Ltd., Class A	2,700	94,692
*	NavInfo Co. Ltd., Class A	25,800	35,288
	NetDragon Websoft Holdings Ltd.	168,500	299,394
	NetEase, Inc.	153,100	3,276,577
	New China Life Insurance Co. Ltd., Class H	204,000	447,506
	New Hope Dairy Co. Ltd., Class A	11,200	20,400
*	New Hope Liuhe Co. Ltd., Class A	35,900	49,818
*	Newborn Town, Inc.	140,000	41,408
	Newland Digital Technology Co. Ltd., Class A	12,400	29,001
	Nexteer Automotive Group Ltd.	546,000	263,211
	Nine Dragons Paper Holdings Ltd.	881,000	501,535
	Ninestar Corp., Class A	15,891	53,304
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	15,925
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	5,300	19,570
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	65,682
	Ningbo Joyson Electronic Corp., Class A	35,893	92,552
	Ningbo Orient Wires & Cables Co. Ltd., Class A	12,400	71,393
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	11,684	70,776
	Ningbo Tuopu Group Co. Ltd., Class A	6,800	60,063
	Ningbo Xusheng Group Co. Ltd., Class A	12,908	31,210
	Ningbo Yunsheng Co. Ltd., Class A	21,900	20,795
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	29,935
*	NIO, Inc., Class A	55,210	404,205
#*	Niu Technologies, Sponsored ADR	20,055	43,319
	Noah Holdings Ltd., Sponsored ADR	1,324	15,147
	Norinco International Cooperation Ltd., Class A	24,180	37,651
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	49,394
	Northeast Securities Co. Ltd., Class A	32,000	32,973
	Northking Information Technology Co. Ltd., Class A	12,152	30,859
	NSFOCUS Technologies Group Co. Ltd., Class A	18,700	23,403
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	20,100	21,901

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Ocumension Therapeutics	100,500	$98,950
*	Offcn Education Technology Co. Ltd., Class A	63,500	34,298
	Offshore Oil Engineering Co. Ltd., Class A	103,100	87,592
	Olympic Circuit Technology Co. Ltd., Class A	22,300	54,279
	Oppein Home Group, Inc., Class A	9,163	109,032
	Opple Lighting Co. Ltd., Class A	13,901	37,096
	ORG Technology Co. Ltd., Class A	109,700	67,039
*	Orient Group, Inc., Class A	151,400	46,580
	Orient Overseas International Ltd.	51,000	643,099
Ω	Orient Securities Co. Ltd., Class H	178,800	83,299
*	Oriental Energy Co. Ltd., Class A	26,500	38,128
	Oriental Pearl Group Co. Ltd., Class A	55,600	56,121
*	Ourpalm Co. Ltd., Class A	24,300	14,698
	Ovctek China, Inc., Class A	6,945	23,949
*	Overseas Chinese Town Asia Holdings Ltd.	108,000	4,546
	Pacific Online Ltd.	173,000	10,289
*	Pacific Securities Co. Ltd., Class A	125,700	64,619
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	19,300	63,191
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	49,230
	PAX Global Technology Ltd.	414,000	285,765
*	PCI Technology Group Co. Ltd., Class A	71,280	55,785
*	PDD Holdings, Inc., ADR	17,358	1,760,448
*Ω	Peijia Medical Ltd.	134,000	126,885
*	Peking University Resources Holdings Co. Ltd.	534,000	7,819
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	53,239
	People’s Insurance Co. Group of China Ltd. , Class H	1,229,000	405,520
	Perfect World Co. Ltd., Class A	35,800	58,759
	PharmaBlock Sciences Nanjing, Inc., Class A	5,600	34,578
	PhiChem Corp., Class A	22,700	54,987
*	Phoenix Media Investment Holdings Ltd.	466,000	12,252
	PICC Property & Casualty Co. Ltd., Class H	1,697,582	1,938,562
	Ping An Bank Co. Ltd., Class A	329,500	471,276
#*Ω	Ping An Healthcare & Technology Co. Ltd.	215,200	502,692
	Ping An Insurance Group Co. of China Ltd., Class H	1,461,500	7,413,422
	PNC Process Systems Co. Ltd., Class A	14,520	55,352
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	130,479
	Poly Property Group Co. Ltd.	1,160,860	238,923
	Poly Property Services Co. Ltd., Class H	70,200	275,500
	Pony Testing International Group Co. Ltd., Class A	17,770	32,462
#Ω	Pop Mart International Group Ltd.	107,200	295,927
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,935,000	883,190
	Pou Sheng International Holdings Ltd.	1,282,687	109,753
	Power Construction Corp. of China Ltd., Class A	217,100	156,106
	Prinx Chengshan Holdings Ltd.	89,500	74,569
#*	Productive Technologies Co. Ltd.	1,152,000	110,483
	PW Medtech Group Ltd.	223,000	21,333
	Pylon Technologies Co. Ltd., Class A	3,827	59,585
#*	Q Technology Group Co. Ltd.	298,000	150,654
	Qianhe Condiment & Food Co. Ltd., Class A	16,348	39,659
	Qifu Technology, Inc., ADR	60,098	888,849
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	33,927
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	20,000	39,780
	Qingdao Gon Technology Co. Ltd., Class A	8,500	24,452
	Qingdao Haier Biomedical Co. Ltd., Class A	11,561	57,743
	Qingdao Hanhe Cable Co. Ltd., Class A	120,400	63,340
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	31,074
Ω	Qingdao Port International Co. Ltd., Class H	72,000	35,967
*	Qingdao Rural Commercial Bank Corp., Class A	101,400	37,571
*	Qingdao Sentury Tire Co. Ltd., Class A	12,300	51,165

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	$40,650
	Qingdao Topscomm Communication, Inc., Class A	24,800	30,510
*	Qingling Motors Co. Ltd., Class H	384,000	27,525
*	Qudian, Inc., Sponsored ADR	34,095	57,280
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	19,978
	Quectel Wireless Solutions Co. Ltd., Class A	8,260	53,958
#*	Radiance Holdings Group Co. Ltd.	320,000	132,881
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	35,951
*	Rastar Group, Class A	34,300	16,459
	Raytron Technology Co. Ltd., Class A	3,669	23,627
	Red Avenue New Materials Group Co. Ltd., Class A	5,400	25,890
Ω	Red Star Macalline Group Corp. Ltd., Class H	300,407	94,814
#*††Ω	Redco Properties Group Ltd.	630,000	80,509
	Renhe Pharmacy Co. Ltd., Class A	57,900	54,686
*	Renrui Human Resources Technology Holdings Ltd.	34,000	15,455
	Rianlon Corp., Class A	10,100	43,688
	Richinfo Technology Co. Ltd., Class A	9,000	27,578
	Risen Energy Co. Ltd., Class A	29,000	70,417
*	RiseSun Real Estate Development Co. Ltd., Class A	170,603	46,071
	Riyue Heavy Industry Co. Ltd., Class A	29,800	57,338
	Rongan Property Co. Ltd., Class A	52,800	20,060
*	Roshow Technology Co. Ltd., Class A	52,700	48,465
	Ruida Futures Co. Ltd., Class A	13,500	28,572
	Runjian Co. Ltd., Class A	6,400	36,469
	SAIC Motor Corp. Ltd., Class A	73,900	146,724
	Sailun Group Co. Ltd., Class A	60,200	92,435
	Sanan Optoelectronics Co. Ltd., Class A	11,600	23,609
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	68,100	34,551
*	Sangfor Technologies, Inc., Class A	1,700	19,501
	Sanquan Food Co. Ltd., Class A	21,004	41,992
	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	73,174
	Sansure Biotech, Inc., Class A	28,803	65,869
	Sany Heavy Equipment International Holdings Co. Ltd.	519,000	681,767
	Sany Heavy Industry Co. Ltd., Class A	35,700	70,587
*	Satellite Chemical Co. Ltd., Class A	79,857	177,481
	Sealand Securities Co. Ltd., Class A	112,300	55,426
#*	Seazen Group Ltd.	1,277,333	207,297
*	Seazen Holdings Co. Ltd., Class A	21,400	34,750
	S-Enjoy Service Group Co. Ltd.	173,000	83,152
	SF Holding Co. Ltd., Class A	72,867	390,953
	SG Micro Corp., Class A	3,295	40,402
	Shandong Bohui Paper Industrial Co. Ltd., Class A	36,400	34,593
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	34,891
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	32,104
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	37,300	43,406
Ω	Shandong Gold Mining Co. Ltd., Class H	121,750	228,090
	Shandong Head Group Co. Ltd., Class A	11,700	27,095
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,300	54,071
	Shandong Hi-speed Co. Ltd., Class A	35,300	31,981
	Shandong Hi-Speed New Energy Group Ltd.	138,000	44,910
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	81,500	64,967
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	37,330	164,178
*	Shandong Humon Smelting Co. Ltd., Class A	45,300	72,060
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	12,600	31,697
	Shandong Linglong Tyre Co. Ltd., Class A	19,700	53,918
*	Shandong Longda Meishi Co. Ltd., Class A	28,700	29,619
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	58,800	19,788
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	75,981
	Shandong New Beiyang Information Technology Co. Ltd., Class A	15,500	15,717

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Pharmaceutical Glass Co. Ltd., Class A	10,500	$39,668
	Shandong Publishing & Media Co. Ltd., Class A	47,900	54,060
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	145,766
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	2,400	22,655
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	668,800	620,775
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	37,100	51,728
	Shanghai AJ Group Co. Ltd., Class A	54,031	38,495
	Shanghai AtHub Co. Ltd., Class A	19,880	53,981
	Shanghai Bailian Group Co. Ltd., Class A	37,800	52,901
	Shanghai Baolong Automotive Corp., Class A	7,700	67,478
	Shanghai Baosight Software Co. Ltd., Class A	13,821	80,591
	Shanghai Belling Co. Ltd., Class A	24,200	52,125
	Shanghai Construction Group Co. Ltd., Class A	172,700	62,099
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	16,065	36,471
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	15,680
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	114,000	215,486
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	26,309
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	6,490	41,817
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	28,553
	Shanghai Gench Education Group Ltd.	34,500	17,597
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	64,959
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	9,800	51,562
	Shanghai Industrial Development Co. Ltd., Class A	57,300	29,657
	Shanghai Industrial Holdings Ltd.	237,000	289,998
	Shanghai Industrial Urban Development Group Ltd.	918,400	40,509
*	Shanghai International Airport Co. Ltd., Class A	3,900	19,840
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	11,700	52,530
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	22,102
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	24,000	86,601
*	Shanghai Kinetic Medical Co. Ltd., Class A	33,000	30,592
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	50,851
*	Shanghai Lily & Beauty Cosmetics Co. Ltd., Class A	10,600	15,045
	Shanghai Lingang Holdings Corp. Ltd., Class A	23,100	33,879
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,200	24,018
	Shanghai M&G Stationery, Inc., Class A	18,000	95,362
	Shanghai Maling Aquarius Co. Ltd., Class A	27,900	26,615
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	40,704
	Shanghai Medicilon, Inc., Class A	3,931	38,494
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,784	47,419
	Shanghai Moons’ Electric Co. Ltd., Class A	3,900	35,151
	Shanghai Pioneer Holding Ltd.	119,000	29,340
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	39,500
	Shanghai Pudong Development Bank Co. Ltd., Class A	248,100	231,314
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	22,053	75,437
	Shanghai QiFan Cable Co. Ltd., Class A	8,500	22,444
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	58,155
	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	56,959
	Shanghai Rural Commercial Bank Co. Ltd., Class A	34,200	27,862
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	67,672
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,800	49,157
	Shanghai Stonehill Technology Co. Ltd., Class A	59,600	22,833
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	23,179
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	69,890
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	51,268
	Shanghai Wanye Enterprises Co. Ltd., Class A	20,700	51,222
	Shanghai Yaoji Technology Co. Ltd., Class A	15,500	49,209
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	9,900	19,315
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	53,833
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	10,181	33,398

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	$42,303
	Shanxi Coking Co. Ltd., Class A	102,580	70,961
	Shanxi Securities Co. Ltd., Class A	59,800	45,930
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	44,634
*	Shanying International Holding Co. Ltd., Class A	183,800	55,040
*	Shengda Resources Co. Ltd., Class A	32,200	55,997
	Shenghe Resources Holding Co. Ltd., Class A	23,500	34,355
#*Ω	Shengjing Bank Co. Ltd., Class H	128,000	30,712
	Shengyi Technology Co. Ltd., Class A	26,500	63,718
	Shengyuan Environmental Protection Co. Ltd., Class A	14,200	30,016
	Shennan Circuits Co. Ltd., Class A	10,516	100,035
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	162,400	30,136
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,960	43,597
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	55,587
*	Shenzhen Airport Co. Ltd., Class A	81,000	74,925
	Shenzhen Aisidi Co. Ltd., Class A	47,700	50,698
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	60,825
	Shenzhen Center Power Tech Co. Ltd., Class A	9,100	17,893
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	28,646
	Shenzhen Changhong Technology Co. Ltd., Class A	9,600	24,497
	Shenzhen Click Technology Co. Ltd., Class A	13,300	25,947
	Shenzhen Colibri Technologies Co. Ltd., Class A	9,100	20,222
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	35,260
	Shenzhen Desay Battery Technology Co., Class A	13,225	57,653
	Shenzhen Dynanonic Co. Ltd., Class A	4,574	49,193
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,900	16,088
	Shenzhen Envicool Technology Co. Ltd., Class A	10,900	38,219
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	46,080	73,221
	Shenzhen Expressway Corp. Ltd., Class H	216,000	178,092
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	15,700	31,731
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	12,400	34,330
	Shenzhen Gas Corp. Ltd., Class A	60,600	56,199
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	30,481
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	33,800	64,107
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	29,000	49,021
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	68,000	32,939
	Shenzhen Heungkong Holding Co. Ltd., Class A	109,100	28,335
	Shenzhen Huaqiang Industry Co. Ltd., Class A	39,200	61,477
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	61,582
	Shenzhen International Holdings Ltd.	789,917	520,653
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	16,530
	Shenzhen Investment Ltd.	1,610,668	236,745
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	21,693
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	49,964
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,000	49,397
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	5,560	23,054
	Shenzhen Kedali Industry Co. Ltd., Class A	3,900	48,439
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	24,233	61,977
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	58,386
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	15,500	55,286
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	34,685
	Shenzhen Leaguer Co. Ltd., Class A	46,673	49,307
	Shenzhen Megmeet Electrical Co. Ltd., Class A	7,200	25,503
	Shenzhen Microgate Technology Co. Ltd., Class A	34,500	51,952
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	515,920
	Shenzhen MTC Co. Ltd., Class A	133,018	97,475
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	105,500	44,421
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	5,900	54,956
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	28,051

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	104,500	$51,643
	Shenzhen Properties & Resources Development Group Ltd., Class A	17,800	21,797
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	12,287	54,696
	Shenzhen SC New Energy Technology Corp., Class A	3,200	31,939
	Shenzhen SED Industry Co. Ltd., Class A	12,900	33,796
	Shenzhen Senior Technology Material Co. Ltd., Class A	33,643	70,672
	Shenzhen Sunlord Electronics Co. Ltd., Class A	8,400	33,527
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	21,429
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	49,600	68,436
	Shenzhen Sunway Communication Co. Ltd., Class A	17,300	61,973
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	69,348
	Shenzhen Topband Co. Ltd., Class A	49,000	62,794
	Shenzhen Transsion Holdings Co. Ltd., Class A	3,442	63,252
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	21,532
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	47,649
*	Shenzhen World Union Group, Inc., Class A	101,200	35,342
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	67,416	45,435
	Shenzhen Yinghe Technology Co. Ltd., Class A	15,900	43,292
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	20,818
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	26,147	93,860
	Shenzhen Zhenye Group Co. Ltd., Class A	55,400	32,668
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	90,305
	Shenzhou International Group Holdings Ltd.	87,100	855,537
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	68,852
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	29,713	90,264
*††	Shimao Group Holdings Ltd.	165,356	11,675
	Shinghwa Advanced Material Group Co. Ltd., Class A	9,300	66,072
	Shinva Medical Instrument Co. Ltd., Class A	14,600	48,173
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	27,192
	Shui On Land Ltd.	1,869,521	164,804
*	Siasun Robot & Automation Co. Ltd., Class A	12,300	18,892
	Sichuan Chengfei Integration Technology Corp., Class A	8,400	22,069
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	54,092
	Sichuan Development Lomon Co. Ltd., Class A	78,700	76,780
	Sichuan Expressway Co. Ltd., Class H	284,000	81,731
	Sichuan Furong Technology Co. Ltd., Class A	11,570	22,406
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	41,693
	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	91,680
*	Sichuan Hexie Shuangma Co. Ltd., Class A	19,600	40,937
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	5,200	17,995
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	25,700	96,530
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	43,771
*	Sichuan New Energy Power Co. Ltd., Class A	29,200	46,778
	Sichuan Road & Bridge Group Co. Ltd., Class A	143,080	150,788
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	52,320
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	6,500	16,532
	Sichuan Yahua Industrial Group Co. Ltd., Class A	40,800	78,580
	Sieyuan Electric Co. Ltd., Class A	9,000	60,657
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	165,030
*	SIM Technology Group Ltd.	348,000	13,789
Ω	Simcere Pharmaceutical Group Ltd.	264,000	230,262
	Sino Biopharmaceutical Ltd.	3,463,000	1,345,303
	Sino Wealth Electronic Ltd., Class A	11,714	39,803
	Sinocare, Inc., Class A	16,500	67,936
	Sinochem International Corp., Class A	81,480	55,361
	Sinofert Holdings Ltd.	1,130,000	128,541
	Sinofibers Technology Co. Ltd., Class A	9,700	41,439
*	Sinolink Worldwide Holdings Ltd.	1,274,400	18,277
	Sinoma International Engineering Co., Class A	32,300	43,554

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinoma Science & Technology Co. Ltd., Class A	23,614	$55,824
	Sinomach Automobile Co. Ltd., Class A	42,800	42,764
	Sinomine Resource Group Co. Ltd., Class A	19,014	97,204
	Sinopec Kantons Holdings Ltd.	548,000	215,743
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,596,000	214,230
	Sinopharm Group Co. Ltd., Class H	572,400	1,368,770
	Sino-Platinum Metals Co. Ltd., Class A	28,678	57,146
	Sinoseal Holding Co. Ltd., Class A	7,200	38,184
	Sinosoft Co. Ltd., Class A	11,300	47,291
	Sinosteel Engineering & Technology Co. Ltd., Class A	45,800	38,582
	Sinotrans Ltd., Class H	1,128,000	370,731
	Sinotruk Hong Kong Ltd.	291,500	549,041
	Sinotruk Jinan Truck Co. Ltd., Class A	20,486	41,293
*	Skshu Paint Co. Ltd., Class A	6,880	56,002
	Skyworth Digital Co. Ltd., Class A	33,900	55,934
	Skyworth Group Ltd.	710,945	256,897
	Sobute New Materials Co. Ltd., Class A	21,600	34,850
*	SOHO China Ltd.	1,086,412	112,492
*	Sohu.com Ltd., ADR	4,233	34,838
	Solargiga Energy Holdings Ltd.	262,000	5,170
	Songcheng Performance Development Co. Ltd., Class A	9,600	14,416
	Sonoscape Medical Corp., Class A	5,730	37,781
	SooChow Securities Co. Ltd., Class A	42,710	46,829
#*††	South Manganese Investment Ltd.	474,000	11,267
	Southwest Securities Co. Ltd., Class A	83,700	46,913
	SPIC Industry-Finance Holdings Co. Ltd., Class A	34,600	19,683
*	Spring Airlines Co. Ltd., Class A	3,600	26,947
*	SPT Energy Group, Inc.	484,000	15,801
	SSY Group Ltd.	669,719	367,357
	StarPower Semiconductor Ltd., Class A	1,300	30,601
	State Grid Information & Communication Co. Ltd., Class A	30,700	57,911
*	STO Express Co. Ltd., Class A	45,900	59,994
*	Strawbear Entertainment Group	164,000	11,322
	Sumavision Technologies Co. Ltd., Class A	57,800	44,053
	Sun Art Retail Group Ltd.	940,000	198,443
#*	Sun King Technology Group Ltd.	470,000	89,649
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	89,223
	Sungrow Power Supply Co. Ltd., Class A	12,000	138,284
	Suning Universal Co. Ltd., Class A	121,700	45,721
	Sunny Optical Technology Group Co. Ltd.	194,500	1,629,507
	Sunresin New Materials Co. Ltd., Class A	5,580	41,467
*††Ω	Sunshine 100 China Holdings Ltd.	120,000	889
*	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	26,758
*	Sunwave Communications Co. Ltd., Class A	15,500	17,314
	Sunwoda Electronic Co. Ltd., Class A	32,400	71,360
	Suofeiya Home Collection Co. Ltd., Class A	11,720	28,843
	SUPCON Technology Co. Ltd., Class A	3,371	20,114
	Suplet Power Co. Ltd., Class A	19,110	42,940
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	44,662
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,400	113,705
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	53,277
	Suzhou Good-Ark Electronics Co. Ltd., Class A	15,200	24,512
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	50,195
	Suzhou Secote Precision Electronic Co. Ltd., Class A	6,800	50,340
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	21,300	28,552
	Suzhou TFC Optical Communication Co. Ltd., Class A	1,740	17,013
#	SY Holdings Group Ltd.	194,000	124,398
	Symphony Holdings Ltd.	690,000	74,866
	Taiji Computer Corp. Ltd., Class A	5,379	21,090

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tangrenshen Group Co. Ltd., Class A	58,137	$53,470
	TangShan Port Group Co. Ltd., Class A	125,030	60,859
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	116,000	91,651
*	Tansun Technology Co. Ltd., Class A	11,500	21,666
	Tayho Advanced Materials Group Co. Ltd., Class A	9,000	19,098
	TCL Electronics Holdings Ltd.	443,666	154,317
*	TCL Technology Group Corp., Class A	217,360	116,876
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	61,478	155,209
	Telling Telecommunication Holding Co. Ltd., Class A	34,400	41,563
	Ten Pao Group Holdings Ltd.	172,000	22,531
	Tencent Holdings Ltd.	1,136,700	42,067,824
*	Tencent Music Entertainment Group, ADR	133,398	968,469
	Tenfu Cayman Holdings Co. Ltd.	66,000	36,751
	Three Squirrels, Inc., Class A	16,400	40,995
	Three’s Co. Media Group Co. Ltd., Class A	5,246	43,152
	Thunder Software Technology Co. Ltd., Class A	3,200	30,747
	Tian An China Investment Co. Ltd.	209,000	101,102
	Tian Di Science & Technology Co. Ltd., Class A	90,900	64,104
	Tian Lun Gas Holdings Ltd.	80,000	38,870
††	Tian Shan Development Holding Ltd.	114,000	5,390
	Tiande Chemical Holdings Ltd.	252,000	46,418
	Tiangong International Co. Ltd.	772,000	226,920
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,000	58,208
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	44,358
	Tianjin Development Holdings Ltd.	186,000	35,296
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,200	29,372
	Tianjin Port Development Holdings Ltd.	1,068,000	71,058
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	44,039
	Tianjin Teda Co. Ltd., Class A	79,200	43,822
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	49,500	43,261
*	Tianma Microelectronics Co. Ltd., Class A	52,549	70,403
#	Tianneng Power International Ltd.	396,000	357,580
	Tianshan Aluminum Group Co. Ltd., Class A	108,487	96,086
	Tianshui Huatian Technology Co. Ltd., Class A	54,302	66,319
††	Tianyun International Holdings Ltd.	112,000	42,046
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	15,321
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	7,300	50,357
*	Tibet Summit Resources Co. Ltd., Class A	27,500	52,999
*	Tibet Tianlu Co. Ltd., Class A	34,710	28,324
	Tingyi Cayman Islands Holding Corp.	554,000	735,331
*	Titan Wind Energy Suzhou Co. Ltd., Class A	24,600	44,866
	TK Group Holdings Ltd.	102,000	17,634
	Tofflon Science & Technology Group Co. Ltd., Class A	24,100	62,483
	Toly Bread Co. Ltd., Class A	55,220	65,982
	Tomson Group Ltd.	248,944	52,853
	Tong Ren Tang Technologies Co. Ltd., Class H	336,000	256,244
*	Tongcheng Travel Holdings Ltd.	294,400	562,437
*	Tongdao Liepin Group	101,600	74,648
	TongFu Microelectronics Co. Ltd., Class A	40,700	114,269
*	Tongguan Gold Group Ltd.	230,000	12,737
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	18,200	27,597
*	Tongkun Group Co. Ltd., Class A	20,200	39,900
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	35,626
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	113,025
	Tongwei Co. Ltd., Class A	91,079	340,206
	Tongyu Communication, Inc., Class A	9,300	24,333
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	39,735
	Top Spring International Holdings Ltd.	95,000	6,318
*	Topchoice Medical Corp., Class A	4,200	51,463

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Topsec Technologies Group, Inc., Class A	45,000	$57,828
Ω	Topsports International Holdings Ltd.	781,000	656,775
	Towngas Smart Energy Co. Ltd.	351,996	145,810
*	TPV Technology Co. Ltd., Class A	110,500	42,076
	Transfar Zhilian Co. Ltd., Class A	99,800	67,674
	TravelSky Technology Ltd., Class H	233,500	368,868
*	Trigiant Group Ltd.	420,000	17,502
	Trina Solar Co. Ltd., Class A	31,435	128,357
*	Trip.com Group Ltd., ADR	41,011	1,394,374
*	Trip.com Group Ltd.	22,350	761,724
*	Triumph New Energy Co. Ltd., Class H	56,000	28,117
	Truking Technology Ltd., Class A	31,800	48,926
	Truly International Holdings Ltd.	1,313,140	134,775
Ω	Tsaker New Energy Tech Co. Ltd.	61,500	8,719
*	Tuniu Corp., Sponsored ADR	18,924	16,615
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	8,179	84,324
	Unilumin Group Co. Ltd., Class A	33,600	29,440
	Uni-President China Holdings Ltd.	665,966	453,250
*	Unisplendour Corp. Ltd., Class A	23,440	62,895
*	United Strength Power Holdings Ltd.	41,000	28,659
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	44,627	88,637
	Valiant Co. Ltd., Class A	26,800	62,929
	Vatti Corp. Ltd., Class A	25,800	20,770
#*Ω	Venus MedTech Hangzhou, Inc., Class H	132,500	75,162
	Victory Giant Technology Huizhou Co. Ltd., Class A	16,100	44,803
#	Vinda International Holdings Ltd.	187,000	462,120
*	Vipshop Holdings Ltd., ADR	88,818	1,266,545
	Walvax Biotechnology Co. Ltd., Class A	14,100	44,886
	Wangneng Environment Co. Ltd., Class A	18,508	37,632
	Wangsu Science & Technology Co. Ltd., Class A	73,200	70,204
	Wanguo International Mining Group Ltd.	162,000	64,669
	Wanhua Chemical Group Co. Ltd., Class A	58,180	705,727
	Want Want China Holdings Ltd.	1,318,000	818,952
	Wanxiang Qianchao Co. Ltd., Class A	49,720	35,152
	Wasion Holdings Ltd.	244,000	90,224
	Wasu Media Holding Co. Ltd., Class A	55,700	55,290
	Weaver Network Technology Co. Ltd., Class A	6,620	45,188
	Weibo Corp., Sponsored ADR	27,414	324,308
	Weibo Corp., Class A	2,280	26,903
	Weichai Power Co. Ltd., Class H	435,120	651,297
	Weifu High-Technology Group Co. Ltd., Class A	34,700	76,608
	Weihai Guangwei Composites Co. Ltd., Class A	12,640	44,268
*	Weiqiao Textile Co., Class H	205,500	42,007
	Wellhope Foods Co. Ltd., Class A	33,300	40,127
	Wens Foodstuffs Group Co. Ltd., Class A	101,100	259,647
	Western Securities Co. Ltd., Class A	38,904	35,412
	Western Superconducting Technologies Co. Ltd., Class A	8,391	52,612
	Wharf Holdings Ltd.	164,000	416,141
	Will Semiconductor Co. Ltd. Shanghai, Class A	1,685	25,422
	Winall Hi-Tech Seed Co. Ltd., Class A	27,100	33,803
	Windey Energy Technology Group Co. Ltd., Class A	24,310	35,263
*	Wingtech Technology Co. Ltd., Class A	23,400	159,277
	Winner Medical Co. Ltd., Class A	10,240	56,237
	Winning Health Technology Group Co. Ltd., Class A	25,900	26,372
	Wolong Electric Group Co. Ltd., Class A	52,700	80,917
	WPG Shanghai Smart Water PCL, Class A	7,600	8,235
	Wuhan DR Laser Technology Corp. Ltd., Class A	3,320	29,905
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	25,498
	Wuhan Guide Infrared Co. Ltd., Class A	35,718	38,692

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,800	$21,185
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	17,517
	Wuhu Token Science Co. Ltd., Class A	88,478	78,147
	Wuling Motors Holdings Ltd.	280,000	19,012
	WUS Printed Circuit Kunshan Co. Ltd., Class A	30,430	81,484
	Wushang Group Co. Ltd., Class A	20,700	24,416
	Wuxi Autowell Technology Co. Ltd., Class A	2,118	39,567
*	Wuxi Boton Technology Co. Ltd., Class A	16,200	35,570
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	43,600	167,155
	Wuxi NCE Power Co. Ltd., Class A	5,000	26,445
*	Wuxi Taiji Industry Co. Ltd., Class A	71,300	63,059
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	23,016
	XCMG Construction Machinery Co. Ltd., Class A	157,500	123,351
	XGD, Inc., Class A	16,776	53,372
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	293,000	108,963
	Xiamen Bank Co. Ltd., Class A	108,100	78,345
	Xiamen C & D, Inc., Class A	49,800	66,543
	Xiamen Faratronic Co. Ltd., Class A	4,100	55,947
	Xiamen International Airport Co. Ltd., Class A	8,094	14,034
	Xiamen Intretech, Inc., Class A	25,350	60,514
	Xiamen ITG Group Corp. Ltd., Class A	50,200	47,151
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	50,375
	Xiamen Kingdomway Group Co., Class A	21,000	52,501
	Xiamen Tungsten Co. Ltd., Class A	36,978	85,697
	Xiamen Xiangyu Co. Ltd., Class A	73,000	63,990
	Xi’an Triangle Defense Co. Ltd., Class A	5,400	21,193
	Xiandai Investment Co. Ltd., Class A	36,400	20,153
	Xiangcai Co. Ltd., Class A	18,800	20,921
	Xianhe Co. Ltd., Class A	16,400	40,246
#*Ω	Xiaomi Corp., Class B.	1,532,200	2,747,269
	Xilinmen Furniture Co. Ltd., Class A	14,600	38,322
*	Xinchen China Power Holdings Ltd.	432,000	12,157
*	Xinfengming Group Co. Ltd., Class A	18,300	31,513
	Xingda International Holdings Ltd.	414,493	70,001
	Xingfa Aluminium Holdings Ltd.	49,000	40,128
	Xinhu Zhongbao Co. Ltd., Class A	162,000	52,722
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	215,000	180,737
	Xinhuanet Co. Ltd., Class A	11,400	39,744
	Xinjiang Tianshan Cement Co. Ltd., Class A	26,500	25,822
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	43,400	39,726
#*	Xinte Energy Co. Ltd., Class H	253,200	384,774
*	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	31,185
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	41,997
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	84,299	47,262
	Xinyi Energy Holdings Ltd.	1,167,414	204,498
	Xinyi Solar Holdings Ltd.	1,484,283	873,514
	Xinyu Iron & Steel Co. Ltd., Class A	136,100	75,706
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	27,497
*	XPeng, Inc., Class A	70,300	510,854
	Xtep International Holdings Ltd.	716,826	651,690
	Xuji Electric Co. Ltd., Class A	14,300	33,602
*	Xunlei Ltd., ADR	30,350	43,097
Ω	Yadea Group Holdings Ltd.	354,000	646,177
*	YaGuang Technology Group Co. Ltd., Class A	35,500	45,532
*	Yanchang Petroleum International Ltd.	173,000	8,842
	Yangling Metron New Material, Inc., Class A	11,900	64,903
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	67,500	81,431
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	50,882
	Yankershop Food Co. Ltd., Class A	4,900	52,785

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yantai China Pet Foods Co. Ltd., Class A	8,500	$28,470
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	27,500	69,179
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,520	39,145
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,100	51,221
*	YanTai Shuangta Food Co. Ltd., Class A	31,800	20,177
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	4,800	20,078
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	25,300	41,315
#*	Yeahka Ltd.	40,000	73,154
	Yealink Network Technology Corp. Ltd., Class A	15,179	69,248
	Yeebo International Holdings Ltd.	62,000	22,261
	YGSOFT, Inc., Class A	51,436	40,820
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	34,854
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	179,000	189,746
	Yifeng Pharmacy Chain Co. Ltd., Class A	19,026	85,227
#	Yihai International Holding Ltd.	208,000	378,539
	Yintai Gold Co. Ltd., Class A	53,280	98,572
	Yip’s Chemical Holdings Ltd.	88,000	16,422
*	Yiren Digital Ltd., Sponsored ADR	43,144	95,348
Ω	Yixin Group Ltd.	657,000	52,097
	Yixintang Pharmaceutical Group Co. Ltd., Class A	29,700	86,329
	Yonfer Agricultural Technology Co. Ltd., Class A	67,100	106,499
	YongXing Special Materials Technology Co. Ltd., Class A	16,099	110,104
	Yonyou Network Technology Co. Ltd., Class A	16,200	36,284
	Yotrio Group Co. Ltd., Class A	68,400	29,639
	Youngor Group Co. Ltd., Class A	41,200	38,020
*	Youzu Interactive Co. Ltd., Class A	21,900	33,040
	YTO Express Group Co. Ltd., Class A	73,400	136,302
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,456	21,310
	Yuexiu Property Co. Ltd.	797,058	829,066
	Yuexiu Transport Infrastructure Ltd.	348,752	180,225
	Yum China Holdings, Inc.	69,730	3,660,381
	Yunda Holding Co. Ltd., Class A	63,292	78,886
	Yunnan Aluminium Co. Ltd., Class A	64,100	121,848
	Yunnan Baiyao Group Co. Ltd., Class A	12,498	86,838
	Yunnan Copper Co. Ltd., Class A	45,300	68,302
	Yunnan Energy New Material Co. Ltd., Class A	16,552	151,921
	Yunnan Tin Co. Ltd., Class A	38,200	73,789
	Yusys Technologies Co. Ltd., Class A	11,300	25,816
	Yutong Bus Co. Ltd., Class A	39,400	73,457
	Zangge Mining Co. Ltd., Class A	14,500	44,375
	ZBOM Home Collection Co. Ltd., Class A	14,742	39,166
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,600	123,194
	Zhaojin Mining Industry Co. Ltd., Class H	282,000	349,609
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	11,830	25,440
	Zhefu Holding Group Co. Ltd., Class A	146,600	74,135
*	Zhejiang Century Huatong Group Co. Ltd., Class A	68,700	55,098
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,900	25,848
	Zhejiang China Commodities City Group Co. Ltd., Class A	23,100	24,577
	Zhejiang Chint Electrics Co. Ltd., Class A	36,700	115,964
	Zhejiang Communications Technology Co. Ltd., Class A	100,800	52,726
	Zhejiang Crystal-Optech Co. Ltd., Class A	37,700	71,099
	Zhejiang Dahua Technology Co. Ltd., Class A	9,000	25,121
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	58,384
	Zhejiang Expressway Co. Ltd., Class H	430,000	323,676
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	37,551
	Zhejiang Hailiang Co. Ltd., Class A	42,600	62,854
	Zhejiang HangKe Technology, Inc. Co., Class A	15,826	53,161
	Zhejiang Hangmin Co. Ltd., Class A	25,400	29,485
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	49,863

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Huace Film & Television Co. Ltd., Class A	60,200	$46,283
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	36,010	79,621
	Zhejiang Huayou Cobalt Co. Ltd., Class A	16,640	83,746
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	72,449
	Zhejiang Jianfeng Group Co. Ltd., Class A	9,500	14,633
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	12,100	33,062
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	39,914
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	24,200	143,909
*	Zhejiang Jingu Co. Ltd., Class A	31,000	33,060
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	67,609
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	67,000	42,320
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	12,700	35,250
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	22,800	92,654
	Zhejiang Juhua Co. Ltd., Class A	48,400	100,201
	Zhejiang Longsheng Group Co. Ltd., Class A	31,300	38,079
	Zhejiang Medicine Co. Ltd., Class A	41,500	61,523
	Zhejiang Meida Industrial Co. Ltd., Class A	27,000	39,120
*	Zhejiang Narada Power Source Co. Ltd., Class A	31,800	58,239
	Zhejiang NHU Co. Ltd., Class A	55,176	121,997
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	114,340	57,527
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	9,572	51,444
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	18,800	32,436
	Zhejiang Runtu Co. Ltd., Class A	45,300	41,381
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,940	43,699
	Zhejiang Semir Garment Co. Ltd., Class A	63,000	52,561
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	36,739
	Zhejiang Supor Co. Ltd., Class A	9,200	63,084
	Zhejiang Tiantie Industry Co. Ltd., Class A	32,580	24,751
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,520	23,474
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	74,300	51,632
*	Zhejiang Wanliyang Co. Ltd., Class A	39,600	42,889
	Zhejiang Wanma Co. Ltd., Class A	37,600	54,098
	Zhejiang Wansheng Co. Ltd., Class A	21,800	33,809
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	86,569
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	18,700	42,149
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	30,857
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	61,011
	Zhejiang Yankon Group Co. Ltd., Class A	34,200	16,222
	Zhejiang Yasha Decoration Co. Ltd., Class A	33,700	23,515
	Zhejiang Yinlun Machinery Co. Ltd., Class A	25,000	60,063
	Zhejiang Yongtai Technology Co. Ltd., Class A	25,500	44,296
	Zhende Medical Co. Ltd., Class A	2,900	10,213
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	135,486
	Zheshang Securities Co. Ltd., Class A	45,000	61,974
*	Zhihu, Inc.	8,500	16,030
*	Zhong An Group Ltd.	906,000	13,071
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	216,900	594,440
	Zhongji Innolight Co. Ltd., Class A	2,700	32,526
	Zhongjin Gold Corp. Ltd., Class A	80,400	119,525
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	91,800	63,769
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	31,922
	Zhongsheng Group Holdings Ltd.	284,000	655,840
	Zhongtai Securities Co. Ltd., Class A	51,600	50,507
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	13,176
#*	Zhongyu Energy Holdings Ltd.	283,455	199,222
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	447,000	147,500
#*	Zhuguang Holdings Group Co. Ltd.	778,000	40,235
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	39,892
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	89,650	289,333

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	14,300	$63,997
	Zhuzhou Kibing Group Co. Ltd., Class A	40,900	44,616
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	293,000	152,325
	ZTE Corp., Class H	106,120	235,826
	ZTO Express Cayman, Inc., ADR	52,403	1,235,139
	ZTO Express Cayman, Inc.	15,200	356,023

TOTAL CHINA			337,030,120

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	68,647	237,594
	BAC Holding International Corp.	314,764	15,906
	Banco de Bogota SA	14,751	89,237
	Bancolombia SA, Sponsored ADR	8,158	207,050
	Bancolombia SA	20,965	149,495
	Bolsa de Valores de Colombia	3,425	7,169
	Celsia SA ESP	103,945	61,304
*	CEMEX Latam Holdings SA	49,384	30,523
	Corp. Financiera Colombiana SA	46,392	142,241
	Ecopetrol SA	316,126	186,097
	Grupo Energia Bogota SA ESP	148,716	60,158
	Grupo Nutresa SA	1,494	17,699
	Interconexion Electrica SA ESP	34,835	122,718
	Mineros SA	75,622	32,115
	Promigas SA ESP	7,608	7,854

TOTAL COLOMBIA			1,367,160

CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	376,732
Ω	Moneta Money Bank AS	99,627	385,175

TOTAL CZECH REPUBLIC			761,907

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	335,067	381,343
*	EFG Holding S.A.E., GDR	15,330	9,044

TOTAL EGYPT			390,387

GREECE — (0.5%)
*	Aegean Airlines SA	17,670	193,403
*	Alpha Services & Holdings SA	464,663	695,569
	Athens Water Supply & Sewage Co. SA	14,835	88,153
	Autohellas Tourist & Trading SA	10,750	144,834
	Avax SA	23,987	33,753
	Bank of Greece	9,862	143,034
*	Ellaktor SA	32,777	64,613
	ElvalHalcor SA	30,835	54,512
	Entersoft SA Software Development & Related Services Co.	3,565	22,871
	Epsilon Net SA	7,793	76,851
*	Eurobank Ergasias Services & Holdings SA, Class A	528,989	864,645
*††	FF Group	11,777	0
	Fourlis Holdings SA	17,514	75,145
	GEK Terna Holding Real Estate Construction SA	24,768	346,172
	Hellenic Exchanges — Athens Stock Exchange SA	9,416	48,289
	Hellenic Telecommunications Organization SA	26,133	366,290
	Helleniq Energy Holdings SA	23,762	174,465
	Ideal Holdings SA	2,762	17,013
	Intracom Holdings SA	22,446	47,425
*	Intracom SA Technical & Steel Constructions	10,661	33,950

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	JUMBO SA	15,284	$402,130
	Kri-Kri Milk Industry SA	1,705	14,689
*	LAMDA Development SA	27,623	177,840
	Motor Oil Hellas Corinth Refineries SA	24,847	591,796
	Mytilineos SA	14,552	539,070
*	National Bank of Greece SA	88,548	507,144
*	Piraeus Financial Holdings SA	117,081	347,046
	Piraeus Port Authority SA	3,226	72,008
	Quest Holdings SA	11,811	65,686
	Sarantis SA	7,247	60,208
	Terna Energy SA	2,588	38,835
	Thrace Plastics Holding & Co.	11,889	49,947

TOTAL GREECE			6,357,386

HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	784,000	0
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
*††	CTEG	882,000	0
*††	DBA Telecommunication (Asia) Holdings Ltd.	112,000	0
*	Kai Yuan Holdings Ltd.	1,320,000	3,220
*	Tongda Group Holdings Ltd.	324,999	4,533
††	Untrade.Ch Wood Opti	164,000	3,538
	Untrade.Chinaproperties	128,000	1,273
*††	Untrade.Lumena Newmat	23,400	0

TOTAL HONG KONG			12,564

HUNGARY — (0.2%)
#*	4iG Nyrt	18,019	40,409
	Magyar Telekom Telecommunications PLC	130,872	203,514
#	MASTERPLAST Nyrt	1,200	8,960
	MOL Hungarian Oil & Gas PLC	157,704	1,255,343
*	Opus Global Nyrt	78,422	82,760
	OTP Bank Nyrt	30,688	1,142,207

TOTAL HUNGARY			2,733,193

INDIA — (17.4%)
	360 ONE WAM Ltd.	62,404	393,710
*	3i Infotech Ltd.	36,203	15,824
	3M India Ltd.	363	130,108
	63 Moons Technologies Ltd.	1,987	6,267
	Aarti Industries Ltd.	57,016	310,928
*	Aarti Pharmalabs Ltd.	14,254	66,051
*	Aavas Financiers Ltd.	10,212	173,274
	ABB India Ltd.	4,767	235,323
	Action Construction Equipment Ltd.	10,706	107,951
*	Adani Energy Solutions Ltd.	17,880	164,805
*	Adani Green Energy Ltd.	15,924	173,552
	Adani Ports & Special Economic Zone Ltd.	86,877	819,320
	Adani Total Gas Ltd.	20,790	140,621
	ADF Foods Ltd.	22,990	66,003
*	Aditya Birla Capital Ltd.	137,298	284,198
	Advanced Enzyme Technologies Ltd.	19,244	71,626
	Aegis Logistics Ltd.	63,627	223,592
*	Affle India Ltd.	3,312	41,900
	AGI Greenpac Ltd.	11,808	125,540
	Agro Tech Foods Ltd.	3,238	29,817
	Ahluwalia Contracts India Ltd.	14,434	118,034

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	AIA Engineering Ltd.	10,286	$435,516
	Ajanta Pharma Ltd.	20,197	428,116
	Akzo Nobel India Ltd.	4,369	126,570
	Alembic Ltd.	38,303	37,309
	Alembic Pharmaceuticals Ltd.	26,863	230,115
	Alkyl Amines Chemicals	4,697	120,655
	Allcargo Logistics Ltd.	41,140	126,541
	Allcargo Terminals Ltd.	41,140	19,073
*	Alok Industries Ltd.	211,981	44,302
	Amara Raja Energy & Mobility Ltd.	56,052	411,244
*	Amber Enterprises India Ltd.	3,735	131,407
	Ambika Cotton Mills Ltd.	353	6,428
	Amrutanjan Health Care Ltd.	6,608	47,498
	Anant Raj Ltd.	55,047	160,313
	Andhra Paper Ltd.	4,222	27,794
	Andhra Sugars Ltd.	35,170	44,947
	Angel One Ltd.	13,889	431,573
	Apar Industries Ltd.	9,235	574,143
	Apcotex Industries Ltd.	8,905	51,940
	APL Apollo Tubes Ltd.	33,741	635,924
	Apollo Pipes Ltd.	1,839	14,572
	Apollo Tyres Ltd.	199,907	916,658
	Arvind Fashions Ltd.	23,253	89,466
	Arvind Ltd.	87,072	204,129
	Arvind SmartSpaces Ltd.	3,774	14,582
	Asahi India Glass Ltd.	25,092	167,686
	Ashiana Housing Ltd.	14,371	37,487
	Ashok Leyland Ltd.	556,702	1,122,742
*	Ashoka Buildcon Ltd.	87,239	135,805
	Asian Paints Ltd.	57,456	2,071,915
	Astec Lifesciences Ltd.	2,277	33,493
	Astral Ltd.	27,004	601,028
	Atul Ltd.	6,479	487,575
Ω	AU Small Finance Bank Ltd.	29,248	235,304
	AurionPro Solutions Ltd.	2,731	51,870
	Automotive Axles Ltd.	1,880	51,616
	Avadh Sugar & Energy Ltd.	6,289	57,371
	Avanti Feeds Ltd.	25,345	122,602
*Ω	Avenue Supermarts Ltd.	7,834	341,960
	Axis Bank Ltd.	552,797	6,513,597
	Bajaj Auto Ltd.	9,937	634,599
	Bajaj Consumer Care Ltd.	43,626	121,726
	Bajaj Finance Ltd.	42,013	3,783,349
	Bajaj Finserv Ltd.	31,591	595,290
*	Bajaj Hindusthan Sugar Ltd.	432,055	138,130
	Bajaj Holdings & Investment Ltd.	6,407	531,771
	Balaji Amines Ltd.	4,328	106,255
	Balkrishna Industries Ltd.	20,605	632,141
	Balmer Lawrie & Co. Ltd.	37,384	60,279
	Balrampur Chini Mills Ltd.	70,130	348,020
	Banco Products India Ltd.	9,652	51,842
Ω	Bandhan Bank Ltd.	141,251	363,633
	Bank of Baroda	151,239	356,246
	Bank of India	146,663	168,580
	Bank of Maharashtra	463,004	232,224
	Bannari Amman Sugars Ltd.	1,587	49,566
	BASF India Ltd.	4,992	151,141
	Bata India Ltd.	22,969	431,908
	Berger Paints India Ltd.	64,418	432,032

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	BF Utilities Ltd.	5,676	$42,630
	Bhansali Engineering Polymers Ltd.	56,361	59,049
	Bharat Bijlee Ltd.	1,695	76,400
	Bharat Forge Ltd.	58,000	713,306
	Bharat Petroleum Corp. Ltd.	105,438	442,708
	Bharat Rasayan Ltd.	436	46,044
	Bharti Airtel Ltd.	517,353	5,679,710
	Birlasoft Ltd.	84,675	556,796
*	Black Box Ltd.	9,130	26,664
	BLS International Services Ltd.	31,868	100,048
	Blue Dart Express Ltd.	1,912	150,762
	Blue Star Ltd.	38,182	409,146
	Bombay Burmah Trading Co.	14,764	239,076
*	Bombay Dyeing & Manufacturing Co. Ltd.	21,514	41,162
*	Borosil Ltd.	7,671	35,710
	Bosch Ltd.	813	190,481
	Brigade Enterprises Ltd.	52,909	389,935
	Brightcom Group Ltd.	552,709	111,786
	Britannia Industries Ltd.	20,607	1,096,579
	BSE Ltd.	24,570	552,714
*	Camlin Fine Sciences Ltd.	32,194	55,657
	Can Fin Homes Ltd.	51,290	471,276
	Canara Bank	111,561	514,272
*	Capacit’e Infraprojects Ltd.	11,340	28,620
	Carborundum Universal Ltd.	41,823	534,050
	Care Ratings Ltd.	10,849	118,678
*	Cartrade Tech Ltd.	2,050	16,583
	Carysil Ltd.	1,823	13,766
	Castrol India Ltd.	148,816	243,470
	CCL Products India Ltd.	36,971	262,516
	Ceat Ltd.	12,032	304,113
	Central Depository Services India Ltd.	21,603	377,525
	Century Enka Ltd.	9,604	52,196
	Century Plyboards India Ltd.	25,804	193,069
	Century Textiles & Industries Ltd.	22,804	297,150
	Cera Sanitaryware Ltd.	1,983	202,465
	CG Power & Industrial Solutions Ltd.	174,085	813,375
	Chambal Fertilisers & Chemicals Ltd.	107,735	373,400
	Chennai Petroleum Corp. Ltd.	20,061	139,150
*††	Chennai Super Kings Cricket Ltd.	130,176	0
	Cholamandalam Financial Holdings Ltd.	57,246	778,794
	Cholamandalam Investment & Finance Co. Ltd.	88,275	1,210,054
	CIE Automotive India Ltd.	60,596	335,566
	Cigniti Technologies Ltd.	6,994	86,891
	City Union Bank Ltd.	196,219	326,066
	Coforge Ltd.	16,089	964,587
	Colgate-Palmolive India Ltd.	32,157	816,133
	Computer Age Management Services Ltd.	11,745	317,470
	Confidence Petroleum India Ltd.	42,126	39,212
	Container Corp. of India Ltd.	51,103	422,605
	Coromandel International Ltd.	64,899	813,013
	Cosmo First Ltd.	8,890	68,036
*	CreditAccess Grameen Ltd.	28,525	539,991
	CRISIL Ltd.	7,346	361,786
	Crompton Greaves Consumer Electricals Ltd.	137,444	466,181
*	CSB Bank Ltd.	34,895	138,738
	Cummins India Ltd.	24,451	493,809
	Cyient Ltd.	27,207	518,554
*	D B Realty Ltd.	41,589	85,541

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dabur India Ltd.	84,453	$536,396
	Dalmia Bharat Sugar & Industries Ltd.	9,275	50,017
	Datamatics Global Services Ltd.	4,975	40,478
	DB Corp. Ltd.	34,520	124,256
	DCB Bank Ltd.	102,609	141,562
	DCM Shriram Ltd.	20,420	227,060
	DCW Ltd.	83,262	53,467
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	258,839
	Deepak Nitrite Ltd.	24,478	584,730
*	DEN Networks Ltd.	51,698	28,830
	Dhampur Sugar Mills Ltd.	17,159	54,655
*	Dhani Services Ltd.	125,492	57,792
	Dhanuka Agritech Ltd.	7,353	70,011
	Digidrive Distributors Ltd.	1,740	2,112
Ω	Dilip Buildcon Ltd.	22,705	83,321
*	Dish TV India Ltd.	596,066	121,542
*	Dishman Carbogen Amcis Ltd.	29,525	50,299
	Divi’s Laboratories Ltd.	18,231	743,394
	Dixon Technologies India Ltd.	13,472	826,880
	DLF Ltd.	70,318	475,516
	Dollar Industries Ltd.	4,718	23,701
Ω	Dr Lal PathLabs Ltd.	14,337	418,199
	Dwarikesh Sugar Industries Ltd.	48,045	51,903
	Dynamatic Technologies Ltd.	1,424	68,460
	eClerx Services Ltd.	12,442	290,383
	Edelweiss Financial Services Ltd.	245,480	183,143
	Eicher Motors Ltd.	19,389	767,482
	EID Parry India Ltd.	50,617	280,184
	EIH Associated Hotels	5,499	29,721
	EIH Ltd.	66,589	178,940
	Electrosteel Castings Ltd.	224,823	230,374
	Elgi Equipments Ltd.	69,209	421,979
	Emami Ltd.	86,856	530,204
Ω	Endurance Technologies Ltd.	12,236	235,462
	Engineers India Ltd.	168,805	249,614
	Epigral Ltd.	4,939	53,369
	EPL Ltd.	65,458	142,694
Ω	Equitas Small Finance Bank Ltd.	170,899	189,689
*Ω	Eris Lifesciences Ltd.	16,152	166,765
	ESAB India Ltd.	1,997	138,104
	Escorts Kubota Ltd.	11,773	444,121
	Everest Industries Ltd.	4,404	62,529
	Everest Kanto Cylinder Ltd.	17,733	24,423
	Excel Industries Ltd.	2,718	27,934
	Exide Industries Ltd.	213,946	657,067
*	FDC Ltd.	30,677	132,827
	Federal Bank Ltd.	814,343	1,375,830
	FIEM Industries Ltd.	2,291	48,298
	Filatex India Ltd.	60,404	34,651
	Fine Organic Industries Ltd.	2,709	144,386
	Finolex Cables Ltd.	33,325	358,918
	Finolex Industries Ltd.	115,362	264,634
	Firstsource Solutions Ltd.	143,548	268,818
	Force Motors Ltd.	2,387	97,500
	Gabriel India Ltd.	37,453	151,074
	GAIL India Ltd.	738,330	1,063,214
	Galaxy Surfactants Ltd.	4,294	140,275
	Ganesh Housing Corp. Ltd.	7,737	35,045
	Garware Technical Fibres Ltd.	4,078	156,150

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gateway Distriparks Ltd.	141,906	$149,371
*	Gati Ltd.	16,070	27,774
Ω	General Insurance Corp. of India	29,143	79,882
	Genus Power Infrastructures Ltd.	45,109	133,336
	Geojit Financial Services Ltd.	33,460	24,237
	GHCL Ltd.	44,127	308,564
*	GHCL Textiles Ltd.	44,127	39,825
	GIC Housing Finance Ltd.	19,511	46,446
	Gillette India Ltd.	2,641	194,469
	GlaxoSmithKline Pharmaceuticals Ltd.	14,084	240,870
	GMM Pfaudler Ltd.	4,323	90,123
*	GMR Airports Infrastructure Ltd.	649,783	426,352
	Godawari Power & Ispat Ltd.	17,394	129,031
Ω	Godrej Agrovet Ltd.	13,078	73,120
*	Godrej Consumer Products Ltd.	32,786	391,060
*	Godrej Industries Ltd.	27,030	203,170
*	Godrej Properties Ltd.	23,001	459,326
	Goodyear India Ltd.	3,147	48,752
	Granules India Ltd.	78,534	307,301
	Graphite India Ltd.	29,753	166,050
	Grasim Industries Ltd.	41,489	941,361
	Grauer & Weil India Ltd.	37,223	52,878
	Gravita India Ltd.	6,556	78,207
	Great Eastern Shipping Co. Ltd.	66,135	633,233
	Greaves Cotton Ltd.	24,260	36,718
	Greenlam Industries Ltd.	13,155	76,313
	Greenpanel Industries Ltd.	32,075	136,179
	Greenply Industries Ltd.	26,592	51,656
	Grindwell Norton Ltd.	14,073	362,846
	Gujarat Alkalies & Chemicals Ltd.	11,190	96,269
	Gujarat Ambuja Exports Ltd.	44,069	173,121
	Gujarat Fluorochemicals Ltd.	8,661	288,367
	Gujarat Gas Ltd.	33,997	167,488
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	55,142	457,172
	Gujarat Pipavav Port Ltd.	144,453	210,854
	Gujarat State Fertilizers & Chemicals Ltd.	91,799	221,340
	Gujarat State Petronet Ltd.	198,246	636,006
	Gulf Oil Lubricants India Ltd.	6,831	51,300
	Happiest Minds Technologies Ltd.	18,103	178,283
*	Hathway Cable & Datacom Ltd.	233,385	50,754
	Hatsun Agro Product Ltd.	22,928	308,764
	Havells India Ltd.	34,877	523,358
	HBL Power Systems Ltd.	37,896	133,811
	HCL Technologies Ltd.	192,707	2,954,661
Ω	HDFC Asset Management Co. Ltd.	18,568	611,245
	HDFC Bank Ltd.	483,339	8,567,910
Ω	HDFC Life Insurance Co. Ltd.	31,476	234,789
	HEG Ltd.	7,011	137,403
	Heritage Foods Ltd.	27,458	73,602
	Hero MotoCorp Ltd.	40,506	1,504,930
	Hester Biosciences Ltd.	1,012	20,144
*	Heubach Colorants India Ltd.	7,185	37,554
	HFCL Ltd.	323,839	253,353
	HG Infra Engineering Ltd.	11,008	118,739
	Hikal Ltd.	25,013	82,624
	HIL Ltd.	2,556	85,462
	Himadri Speciality Chemical Ltd.	76,308	219,225
*	Himatsingka Seide Ltd.	12,457	22,965
	Hinduja Global Solutions Ltd.	3,017	33,887

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Hindustan Construction Co. Ltd.	299,215	$92,104
	Hindustan Copper Ltd.	93,901	160,802
*	Hindustan Oil Exploration Co. Ltd.	24,931	49,250
	Hindustan Unilever Ltd.	65,414	1,952,175
	Hindware Home Innovation Ltd.	7,533	46,391
	Hitachi Energy India Ltd.	2,171	108,198
	Hle Glascoat Ltd.	4,365	27,610
	Honda India Power Products Ltd.	1,898	65,757
	Honeywell Automation India Ltd.	59	25,488
	Huhtamaki India Ltd.	11,366	38,489
	I G Petrochemicals Ltd.	3,997	23,316
	ICICI Bank Ltd., Sponsored ADR	182,111	4,041,054
	ICICI Bank Ltd.	331,769	3,653,850
Ω	ICICI Lombard General Insurance Co. Ltd.	41,899	694,211
Ω	ICICI Prudential Life Insurance Co. Ltd.	27,826	176,294
Ω	ICICI Securities Ltd.	36,752	283,457
*	IDFC First Bank Ltd.	761,547	757,704
	IDFC Ltd.	610,819	841,995
*	IFB Industries Ltd.	2,707	28,604
	Igarashi Motors India Ltd.	3,664	25,916
	IIFL Finance Ltd.	107,578	802,210
	IIFL Securities Ltd.	90,784	109,842
	Indiabulls Housing Finance Ltd.	151,218	293,915
*	Indiabulls Real Estate Ltd.	218,593	191,491
	Indian Bank	55,050	277,146
Ω	Indian Energy Exchange Ltd.	185,763	281,156
	Indian Hotels Co. Ltd.	129,551	597,459
	Indian Oil Corp. Ltd.	388,258	419,645
*	Indian Overseas Bank	79,224	37,521
	Indian Railway Catering & Tourism Corp. Ltd.	34,216	273,651
Ω	Indian Railway Finance Corp. Ltd.	164,922	143,917
	Indo Count Industries Ltd.	32,201	109,764
	Indoco Remedies Ltd.	18,298	69,895
	Indraprastha Gas Ltd.	67,045	308,016
*	Indus Towers Ltd.	293,271	608,647
	IndusInd Bank Ltd.	70,440	1,220,016
	Infibeam Avenues Ltd.	318,648	72,803
	Info Edge India Ltd.	12,605	620,977
	Infosys Ltd., Sponsored ADR	74,594	1,224,833
	Infosys Ltd.	587,115	9,668,609
	Ingersoll Rand India Ltd.	3,630	122,465
*	Inox Wind Ltd.	43,976	114,375
	Insecticides India Ltd.	6,655	41,063
	Intellect Design Arena Ltd.	30,927	253,345
*Ω	InterGlobe Aviation Ltd.	17,175	507,872
	IOL Chemicals & Pharmaceuticals Ltd.	11,131	56,301
	IRB Infrastructure Developers Ltd.	387,980	156,205
Ω	IRCON International Ltd.	133,176	221,885
	ISGEC Heavy Engineering Ltd.	9,572	77,431
	ITD Cementation India Ltd.	35,112	83,620
*	ITI Ltd.	25,818	83,500
	J Kumar Infraprojects Ltd.	16,914	82,155
*	Jagran Prakashan Ltd.	39,685	47,627
	Jammu & Kashmir Bank Ltd.	161,580	206,917
	Jamna Auto Industries Ltd.	77,319	100,217
	JB Chemicals & Pharmaceuticals Ltd.	31,244	523,821
	JBM Auto Ltd.	9,422	135,758
	Jindal Drilling & Industries Ltd.	1,681	13,857
	Jindal Poly Films Ltd.	4,938	37,214

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Saw Ltd.	99,518	$531,780
	Jindal Stainless Ltd.	248,207	1,323,997
	JK Paper Ltd.	51,275	235,134
	JK Tyre & Industries Ltd.	58,717	214,914
	JM Financial Ltd.	203,225	200,247
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	2,268	29,394
	JTEKT India Ltd.	28,591	47,746
	Jubilant Foodworks Ltd.	110,439	662,465
	Jubilant Pharmova Ltd.	38,331	172,450
*	Just Dial Ltd.	7,483	65,866
	Jyothy Labs Ltd.	61,609	267,832
	Kajaria Ceramics Ltd.	30,981	469,031
	Kalpataru Projects International Ltd.	54,286	429,898
	Kalyani Steels Ltd.	12,742	70,100
	Kansai Nerolac Paints Ltd.	42,799	161,930
	Karnataka Bank Ltd.	80,960	223,332
	Karur Vysya Bank Ltd.	221,304	381,379
*	Kaveri Seed Co. Ltd.	10,805	80,515
	KCP Ltd.	41,924	65,888
	KEC International Ltd.	54,837	415,721
	KEI Industries Ltd.	25,083	722,718
	Kennametal India Ltd.	2,523	75,327
*	Kesoram Industries Ltd.	77,526	74,018
	Kewal Kiran Clothing Ltd.	6,875	62,732
	Kirloskar Brothers Ltd.	13,274	143,258
	Kirloskar Ferrous Industries Ltd.	32,419	184,311
	Kirloskar Industries Ltd.	302	11,206
	Kirloskar Oil Engines Ltd.	39,266	258,694
	Kitex Garments Ltd.	10,427	25,374
	KNR Constructions Ltd.	78,899	248,911
	Kolte-Patil Developers Ltd.	8,477	48,756
	Kotak Mahindra Bank Ltd.	171,357	3,575,186
	KPIT Technologies Ltd.	72,122	1,061,565
	KPR Mill Ltd.	33,229	320,464
	KRBL Ltd.	32,756	141,725
	Krsnaa Diagnostics Ltd.	1,532	12,904
	KSB Ltd.	4,991	181,993
	L&T Finance Holdings Ltd.	348,696	556,266
Ω	L&T Technology Services Ltd.	6,682	335,855
	LA Opala RG Ltd.	10,121	51,321
	Lakshmi Machine Works Ltd.	1,027	162,974
Ω	Laurus Labs Ltd.	144,854	629,950
	LG Balakrishnan & Bros Ltd.	13,711	175,646
	LIC Housing Finance Ltd.	155,562	858,028
	LT Foods Ltd.	85,633	169,272
Ω	LTIMindtree Ltd.	13,241	806,004
	Lumax Auto Technologies Ltd.	17,711	74,671
	Lumax Industries Ltd.	1,385	35,603
	LUX Industries Ltd.	2,738	44,639
	Mahanagar Gas Ltd.	19,385	240,241
	Maharashtra Scooters Ltd.	453	40,974
	Maharashtra Seamless Ltd.	28,184	242,868
	Mahindra & Mahindra Financial Services Ltd.	127,787	377,398
	Mahindra & Mahindra Ltd.	218,322	3,840,318
*	Mahindra Holidays & Resorts India Ltd.	26,275	124,997
	Mahindra Lifespace Developers Ltd.	36,794	217,111
Ω	Mahindra Logistics Ltd.	12,172	51,123
	Maithan Alloys Ltd.	5,012	62,446
	Man Infraconstruction Ltd.	53,471	96,481

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Manappuram Finance Ltd.	314,625	$517,786
	Marico Ltd.	135,338	869,739
	Maruti Suzuki India Ltd.	8,401	1,048,856
Ω	MAS Financial Services Ltd.	7,877	83,967
	Mastek Ltd.	7,940	210,731
	Max Estates Ltd.	12,691	40,988
	Mayur Uniquoters Ltd.	9,705	60,777
	Mazagon Dock Shipbuilders Ltd.	3,936	93,104
	Meghmani Organics Ltd.	65,639	58,018
Ω	Metropolis Healthcare Ltd.	10,176	172,704
	Minda Corp. Ltd.	35,037	135,926
Ω	Mishra Dhatu Nigam Ltd.	29,936	142,005
	MM Forgings Ltd.	5,988	62,240
	Monte Carlo Fashions Ltd.	7,517	69,094
	Motherson Sumi Wiring India Ltd.	632,024	455,698
	Motilal Oswal Financial Services Ltd.	24,173	302,239
	Mphasis Ltd.	20,243	516,469
	MPS Ltd.	1,542	27,418
	MRF Ltd.	361	470,577
	Mrs Bectors Food Specialities Ltd.	10,283	138,999
	Mukand Ltd.	10,883	20,754
	Multi Commodity Exchange of India Ltd.	5,502	154,436
	Muthoot Finance Ltd.	46,432	729,117
	National Fertilizers Ltd.	41,491	34,554
	Navin Fluorine International Ltd.	9,135	376,586
	Navneet Education Ltd.	44,640	81,496
	NBCC India Ltd.	149,036	118,352
	NELCO Ltd.	3,866	32,802
	NESCO Ltd.	11,313	87,886
	Neuland Laboratories Ltd.	4,490	208,646
	Newgen Software Technologies Ltd.	10,393	141,635
	NHPC Ltd.	375,814	228,210
	NIIT Learning Systems Ltd.	36,285	170,206
*	NIIT Ltd.	36,285	55,719
	Nilkamal Ltd.	2,955	84,943
Ω	Nippon Life India Asset Management Ltd.	60,398	283,775
	NOCIL Ltd.	46,637	123,639
	NRB Bearings Ltd.	34,282	106,769
	Nucleus Software Exports Ltd.	4,452	82,626
	Nuvama Wealth Management Ltd.	2,727	95,771
	Oberoi Realty Ltd.	24,331	332,017
	One 97 Communications Ltd.	36,562	402,788
*	OnMobile Global Ltd.	13,106	17,191
	Oracle Financial Services Software Ltd.	9,284	431,984
	Orient Cement Ltd.	82,690	197,653
	Orient Electric Ltd.	47,665	124,634
	Orient Paper & Industries Ltd.	86,102	47,709
	Oriental Aromatics Ltd.	439	1,793
	Oriental Carbon & Chemicals Ltd.	3,782	34,037
	Oriental Hotels Ltd.	41,994	48,757
*	Orissa Minerals Development Co. Ltd.	353	28,000
	Page Industries Ltd.	1,594	722,100
	Paisalo Digital Ltd.	116,684	107,738
	Panama Petrochem Ltd.	12,821	49,359
*Ω	Parag Milk Foods Ltd.	20,587	50,358
*	Patel Engineering Ltd.	180,394	104,761
*	PC Jeweller Ltd.	106,159	37,508
	PCBL Ltd.	107,984	258,145
	Persistent Systems Ltd.	16,294	1,204,891

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Petronet LNG Ltd.	357,281	$853,814
	Phoenix Mills Ltd.	35,936	786,078
	PI Industries Ltd.	14,877	606,127
	Pidilite Industries Ltd.	20,429	603,657
	Piramal Enterprises Ltd.	50,304	589,390
*Ω	PNB Housing Finance Ltd.	30,241	268,050
	PNC Infratech Ltd.	61,055	242,923
	Poly Medicure Ltd.	7,213	121,563
	Polycab India Ltd.	10,577	624,399
	Polyplex Corp. Ltd.	9,629	118,211
	Poonawalla Fincorp Ltd.	71,160	301,542
	Power Finance Corp. Ltd.	679,909	2,016,404
	Power Grid Corp. of India Ltd.	690,178	1,672,113
	Power Mech Projects Ltd.	2,117	91,064
	Praj Industries Ltd.	50,301	323,866
Ω	Prataap Snacks Ltd.	3,362	33,278
	Precision Camshafts Ltd.	3,589	10,911
	Prestige Estates Projects Ltd.	73,538	674,164
*	Pricol Ltd.	22,300	94,859
*	Prime Focus Ltd.	15,855	17,504
	Prince Pipes & Fittings Ltd.	14,099	107,169
	Privi Speciality Chemicals Ltd.	2,721	40,153
	Procter & Gamble Health Ltd.	3,293	202,381
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	455,976
	PSP Projects Ltd.	5,467	49,469
	PTC India Financial Services Ltd.	82,653	28,361
	PTC India Ltd.	144,661	243,986
	Punjab National Bank	338,432	296,439
	Puravankara Ltd.	17,980	30,211
Ω	Quess Corp. Ltd.	32,162	162,264
	Rain Industries Ltd.	115,421	213,420
	Rajesh Exports Ltd.	30,934	167,769
	Rallis India Ltd.	36,557	95,377
	Ramco Industries Ltd.	17,856	45,896
*	Ramco Systems Ltd.	8,780	27,198
	Ramkrishna Forgings Ltd.	39,131	302,472
*	Ramky Infrastructure Ltd.	2,488	17,985
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	164,695
	Ratnamani Metals & Tubes Ltd.	9,623	318,789
Ω	RBL Bank Ltd.	205,290	545,153
	REC Ltd.	802,655	2,776,308
	Redington Ltd.	374,937	641,691
*	Redtape Ltd.	21,209	129,928
	Relaxo Footwears Ltd.	1,201	12,870
	Reliance Industrial Infrastructure Ltd.	4,025	48,511
Ω	Reliance Industries Ltd., GDR	143,194	7,818,392
	Repco Home Finance Ltd.	19,971	98,908
	Rhi Magnesita India Ltd.	7,244	59,896
	Rico Auto Industries Ltd.	28,598	30,172
	RITES Ltd.	30,606	167,341
	Rossari Biotech Ltd.	2,501	22,215
*	RPSG Ventures Ltd.	2,615	17,051
	RSWM Ltd.	18,172	38,886
	Rupa & Co. Ltd.	4,478	13,466
	Safari Industries India Ltd.	2,771	137,895
	Samvardhana Motherson International Ltd.	945,053	1,043,742
	Sandhar Technologies Ltd.	9,738	42,730
	Sanghvi Movers Ltd.	9,661	85,263
	Saregama India Ltd.	8,701	33,581

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sasken Technologies Ltd.	2,274	$31,402
*	Satin Creditcare Network Ltd.	22,021	64,159
	Savita Oil Technologies Ltd.	11,370	49,540
	SBI Cards & Payment Services Ltd.	48,059	432,636
Ω	SBI Life Insurance Co. Ltd.	20,380	335,240
	Schaeffler India Ltd.	10,383	351,418
	SEAMEC Ltd.	2,229	19,019
*	SEPC Ltd.	251,807	55,599
*	Sequent Scientific Ltd.	34,602	41,065
	Seshasayee Paper & Boards Ltd.	18,452	76,802
Ω	SH Kelkar & Co. Ltd.	19,183	33,093
	Shakti Pumps India Ltd.	4,128	51,306
	Shankara Building Products Ltd.	3,629	31,486
	Shanthi Gears Ltd.	5,846	31,865
	Sharda Cropchem Ltd.	15,213	74,366
	Sharda Motor Industries Ltd.	3,321	38,098
*	Sheela Foam Ltd.	8,366	108,300
*	Shilpa Medicare Ltd.	16,072	68,409
	Shipping Corp. of India Ltd.	79,327	132,808
	Shipping Corp. of India Ltd.	79,327	9,661
*	Shoppers Stop Ltd.	15,826	122,146
*	Shree Renuka Sugars Ltd.	210,696	122,788
	Shriram Finance Ltd.	70,233	1,589,535
	Siemens Ltd.	5,624	225,697
*	SIS Ltd.	18,735	92,712
	Siyaram Silk Mills Ltd.	11,087	70,638
	SKF India Ltd.	9,711	571,948
	Snowman Logistics Ltd.	34,528	20,334
	Sobha Ltd.	17,877	153,525
*	Solara Active Pharma Sciences Ltd.	7,964	29,199
	Somany Ceramics Ltd.	8,301	66,262
	Sonata Software Ltd.	39,571	543,305
	South Indian Bank Ltd.	410,920	119,459
	SP Apparels Ltd.	1,732	11,940
*	Spandana Sphoorty Financial Ltd.	9,158	97,866
	SRF Ltd.	54,241	1,425,509
*	Star Cement Ltd.	23,860	45,299
	State Bank of India	281,167	1,911,903
	State Bank of India, GDR	7,803	528,263
	Sterlite Technologies Ltd.	84,282	140,758
	Strides Pharma Science Ltd.	26,713	153,420
*	Stylam Industries Ltd.	1,669	33,694
	Styrenix Performance Materials Ltd.	4,025	66,972
*	Subex Ltd.	185,975	66,570
	Subros Ltd.	9,171	40,570
	Sudarshan Chemical Industries Ltd.	18,585	105,791
	Sumitomo Chemical India Ltd.	17,948	80,400
	Sun TV Network Ltd.	53,547	407,232
	Sundaram Finance Holdings Ltd.	6,562	9,835
	Sundaram Finance Ltd.	18,856	722,381
	Sundram Fasteners Ltd.	42,894	646,471
	Sunteck Realty Ltd.	29,355	152,735
	Suprajit Engineering Ltd.	34,522	151,004
	Supreme Industries Ltd.	12,482	649,136
	Supreme Petrochem Ltd.	35,684	245,969
	Suven Pharmaceuticals Ltd.	39,046	269,662
*	Suzlon Energy Ltd.	2,559,377	944,978
	Swan Energy Ltd.	20,268	94,168
	Swaraj Engines Ltd.	2,802	67,814

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Symphony Ltd.	3,128	$31,704
	Tamil Nadu Newsprint & Papers Ltd.	20,871	69,795
	Tamilnadu Petroproducts Ltd.	31,074	34,205
	Tanla Platforms Ltd.	26,856	308,094
*	TARC Ltd.	42,816	52,688
	Tata Chemicals Ltd.	80,890	931,120
	Tata Communications Ltd.	30,412	606,433
	Tata Consultancy Services Ltd.	132,280	5,360,030
	Tata Consumer Products Ltd.	39,709	429,446
	Tata Elxsi Ltd.	10,038	922,250
	Tata Motors Ltd.	422,051	3,192,066
	TCI Express Ltd.	4,987	79,451
*Ω	TCNS Clothing Co. Ltd.	1,295	5,512
	TD Power Systems Ltd.	28,785	83,949
*	TeamLease Services Ltd.	1,346	37,681
	Tech Mahindra Ltd.	151,337	2,062,173
*Ω	Tejas Networks Ltd.	19,391	198,997
	Texmaco Rail & Engineering Ltd.	91,863	134,912
	Thirumalai Chemicals Ltd.	39,033	93,191
	Thomas Cook India Ltd.	57,162	93,263
Ω	Thyrocare Technologies Ltd.	8,171	53,491
	Tide Water Oil Co. India Ltd.	2,844	39,533
	Time Technoplast Ltd.	67,520	129,397
	Timken India Ltd.	8,915	310,329
	Tinplate Co. of India Ltd.	20,120	90,748
	Titagarh Rail System Ltd.	29,474	269,608
	Titan Co. Ltd.	53,167	2,040,977
	Torrent Power Ltd.	38,982	340,508
	Tourism Finance Corp. of India Ltd.	33,398	41,401
*	TransIndia Real Estate Ltd.	41,140	19,295
	Transport Corp. of India Ltd.	15,306	150,987
	Trent Ltd.	33,490	869,000
	Trident Ltd.	551,605	230,568
	Triveni Engineering & Industries Ltd.	40,566	173,798
*	Triveni Turbine Ltd.	38,438	166,159
	TTK Prestige Ltd.	17,712	169,772
	Tube Investments of India Ltd.	29,231	1,107,313
	TV Today Network Ltd.	14,618	37,396
*	TV18 Broadcast Ltd.	145,847	72,394
	TVS Holdings Ltd.	2,777	180,363
	TVS Holdings Pvt Ltd.	2,777	34,064
	TVS Motor Co. Ltd.	12,457	238,225
	TVS Srichakra Ltd.	2,015	93,299
	Uflex Ltd.	22,954	116,954
*	Ugro Capital Ltd.	23,219	80,843
Ω	Ujjivan Small Finance Bank Ltd.	268,260	168,791
*	Unichem Laboratories Ltd.	9,330	48,739
	Union Bank of India Ltd.	278,342	338,660
	UNO Minda Ltd.	48,927	345,126
	UPL Ltd.	221,403	1,437,825
	Usha Martin Ltd.	56,679	201,263
	UTI Asset Management Co. Ltd.	22,187	199,925
*	VA Tech Wabag Ltd.	21,305	123,183
	Vaibhav Global Ltd.	16,127	81,105
Ω	Valiant Organics Ltd.	2,729	14,413
	Vardhman Textiles Ltd.	71,969	319,823
*Ω	Varroc Engineering Ltd.	19,549	108,398
	Varun Beverages Ltd.	99,449	1,093,114
	Venky’s India Ltd.	2,715	63,911

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Vesuvius India Ltd.	2,666	$114,789
	V-Guard Industries Ltd.	68,621	245,212
	Vimta Labs Ltd.	7,415	40,733
	Vinati Organics Ltd.	10,099	209,690
	Vindhya Telelinks Ltd.	3,102	91,515
	VIP Industries Ltd.	23,236	171,086
	VL E-Governance & IT Solutions Ltd.	21,625	7,753
*	V-Mart Retail Ltd.	936	18,455
*	Vodafone Idea Ltd.	1,973,023	280,884
	Voltamp Transformers Ltd.	2,623	151,058
	Voltas Ltd.	38,881	390,557
	VRL Logistics Ltd.	14,872	118,667
	VST Tillers Tractors Ltd.	2,106	88,787
	Welspun Corp. Ltd.	72,342	369,464
	Welspun Enterprises Ltd.	33,082	104,340
	Welspun India Ltd.	170,810	308,992
	West Coast Paper Mills Ltd.	27,178	239,570
	Westlife Foodworld Ltd.	25,414	242,244
	Whirlpool of India Ltd.	6,915	135,664
	Wipro Ltd.	287,991	1,325,897
	Wonderla Holidays Ltd.	7,825	80,478
*	Yes Bank Ltd.	1,987,933	382,193
*	Zee Entertainment Enterprises Ltd.	460,503	1,428,557
*	Zee Media Corp. Ltd.	141,609	22,636
	Zensar Technologies Ltd.	46,090	271,355
*	Zomato Ltd.	676,373	852,644

TOTAL INDIA			238,256,554

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk. PT	3,662,100	184,395
*	Adhi Karya Persero Tbk. PT	1,028,425	26,034
*	Adi Sarana Armada Tbk. PT	778,400	39,700
*	Agung Semesta Sejahtera Tbk. PT	1,060,900	733
*	Alam Sutera Realty Tbk. PT	6,226,300	65,044
*	Allo Bank Indonesia Tbk. PT	174,900	13,155
	Arwana Citramulia Tbk. PT	1,603,400	66,621
	Astra Agro Lestari Tbk. PT	250,667	111,183
	Astra Otoparts Tbk. PT	444,800	77,297
*	Bank Amar Indonesia Tbk. PT	1,597,862	31,803
	Bank BTPN Syariah Tbk. PT	1,517,200	150,393
*	Bank Bukopin Tbk. PT	13,112,043	64,423
	Bank Central Asia Tbk. PT	6,301,900	3,471,847
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	20,197
*	Bank Jago Tbk. PT	817,000	81,118
	Bank Mandiri Persero Tbk. PT	7,868,088	2,810,891
*	Bank Mayapada International Tbk. PT	1,992,100	57,465
	Bank Maybank Indonesia Tbk. PT	6,214,700	97,048
*	Bank MNC Internasional Tbk. PT	7,987,000	32,168
	Bank Negara Indonesia Persero Tbk. PT	2,291,400	691,514
*	Bank Neo Commerce Tbk. PT	2,864,700	40,478
	Bank OCBC Nisp Tbk. PT	765,100	53,475
*	Bank Pan Indonesia Tbk. PT	1,458,800	104,315
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,601,943	114,487
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,735,000	66,097
	Bank Rakyat Indonesia Persero Tbk. PT	7,625,186	2,384,273
	Bank Syariah Indonesia Tbk. PT	2,453,561	231,823
	Bank Tabungan Negara Persero Tbk. PT	2,966,281	228,841
	Barito Pacific Tbk. PT	935,288	66,278
	BFI Finance Indonesia Tbk. PT	4,077,000	263,094

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bintang Oto Global Tbk. PT	343,800	$26,617
	BISI International Tbk. PT	932,700	91,627
	Blue Bird Tbk. PT	295,600	36,853
*	Buana Lintas Lautan Tbk. PT	8,333,400	39,849
*	Bukalapak.com Tbk. PT	16,684,800	220,899
*	Bumi Serpong Damai Tbk. PT	2,922,200	184,809
*	Bumi Teknokultura Unggul Tbk. PT	2,771,100	8,722
*	Capital Financial Indonesia Tbk. PT	1,863,300	65,045
*	Cemindo Gemilang PT	341,100	20,186
*	Charoen Pokphand Indonesia Tbk. PT	785,215	286,752
	Ciputra Development Tbk. PT	4,780,100	333,559
*	Citra Marga Nusaphala Persada Tbk. PT	1,345,302	137,596
	Dharma Satya Nusantara Tbk. PT	2,128,100	76,391
*	Digital Mediatama Maxima Tbk. PT	580,500	10,753
	Elang Mahkota Teknologi Tbk. PT	3,932,900	123,913
	Elnusa Tbk. PT	1,133,900	30,872
	Erajaya Swasembada Tbk. PT	5,078,600	127,914
*	Gajah Tunggal Tbk. PT	418,200	23,159
	Garudafood Putra Putri Jaya Tbk. PT	3,882,200	102,623
*††	Hanson International Tbk. PT	46,633,300	0
	Hexindo Adiperkasa Tbk. PT	105,600	36,893
	Impack Pratama Industri Tbk. PT	3,938,700	89,771
	Indah Kiat Pulp & Paper Tbk. PT	804,200	486,060
	Indofood CBP Sukses Makmur Tbk. PT	286,200	186,537
	Indofood Sukses Makmur Tbk. PT	1,373,700	575,104
	Indomobil Sukses Internasional Tbk. PT	357,500	30,836
	Indosat Tbk. PT	330,000	196,402
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,799,372	89,871
*	Integra Indocabinet Tbk. PT	1,106,900	23,411
*††	Inti Agri Resources Tbk. PT	3,873,200	0
*	Intiland Development Tbk. PT	721,100	8,991
	Japfa Comfeed Indonesia Tbk. PT	2,423,400	186,861
	Jasa Marga Persero Tbk. PT	653,526	175,382
	Jaya Real Property Tbk. PT	562,800	24,629
*	Kapuas Prima Coal Tbk. PT	4,380,500	13,790
*	Kawasan Industri Jababeka Tbk. PT	8,814,068	73,264
	KMI Wire & Cable Tbk. PT	1,054,000	21,765
*	M Cash Integrasi PT	83,600	35,020
	Map Aktif Adiperkasa PT	3,588,000	168,338
	Matahari Department Store Tbk. PT	303,900	38,058
	Mayora Indah Tbk. PT	1,030,625	185,027
*	MD Pictures Tbk. PT	308,800	46,877
	Medco Energi Internasional Tbk. PT	2,627,000	211,198
	Media Nusantara Citra Tbk. PT	3,115,200	96,909
*	Mega Manunggal Property Tbk. PT	619,800	13,418
*	Merdeka Copper Gold Tbk. PT	1,017,321	142,685
	Metrodata Electronics Tbk. PT	2,389,000	75,918
	Metropolitan Kentjana Tbk. PT	9,800	17,190
	Mitra Adiperkasa Tbk. PT	3,688,500	402,986
	Mitra Keluarga Karyasehat Tbk. PT	865,500	149,240
	Mitra Pinasthika Mustika Tbk. PT	665,400	41,889
*	MNC Digital Entertainment Tbk. PT	216,200	40,997
*	MNC Land Tbk. PT	10,467,300	44,185
	Mulia Industrindo Tbk. PT	1,559,300	40,057
	Nippon Indosari Corpindo Tbk. PT	471,744	38,419
	Pabrik Kertas Tjiwi Kimia Tbk. PT	631,300	304,086
*	Pacific Strategic Financial Tbk. PT	979,900	67,239
	Pakuwon Jati Tbk. PT	7,007,400	176,371
*	Panin Financial Tbk. PT	5,975,200	102,311

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Paninvest Tbk. PT	637,500	$39,969
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,867,800	107,591
*††	Pool Advista Indonesia Tbk. PT	350,400	207
*	PP Persero Tbk. PT	1,615,042	57,443
	Prodia Widyahusada Tbk. PT	156,400	63,189
	Puradelta Lestari Tbk. PT	3,337,300	35,905
*	Quantum Clovera Investama Tbk. PT	3,259,900	10,261
	Ramayana Lestari Sentosa Tbk. PT	1,095,400	34,358
*††	Rimo International Lestari Tbk. PT	18,540,300	0
	Salim Ivomas Pratama Tbk. PT	1,908,700	45,173
	Samator Indo Gas Tbk. PT	138,600	13,744
	Sampoerna Agro Tbk. PT	487,800	62,014
	Samudera Indonesia Tbk. PT	4,974,500	94,567
	Sarana Menara Nusantara Tbk. PT	7,567,100	424,395
	Sariguna Primatirta Tbk. PT	1,029,900	41,505
	Sawit Sumbermas Sarana Tbk. PT	2,014,500	145,198
	Selamat Sempurna Tbk. PT	1,169,600	159,707
*	Sinar Mas Multiartha Tbk. PT	16,500	14,994
*††	Sri Rejeki Isman Tbk. PT	6,771,700	11,670
	Steel Pipe Industry of Indonesia PT	1,516,900	27,890
	Sumber Alfaria Trijaya Tbk. PT	3,303,900	601,299
	Summarecon Agung Tbk. PT	4,993,220	168,080
	Surya Citra Media Tbk. PT	7,908,000	75,198
	Surya Esa Perkasa Tbk. PT	4,825,700	182,286
*	Surya Semesta Internusa Tbk. PT	2,192,100	56,569
*††	Suryainti Permata Tbk. PT	1,280,000	0
	Telkom Indonesia Persero Tbk. PT	596,300	130,718
	Telkom Indonesia Persero Tbk. PT, ADR	42,948	944,856
	Temas Tbk. PT	3,434,000	33,483
	Tempo Scan Pacific Tbk. PT	330,100	34,704
	Tower Bersama Infrastructure Tbk. PT	1,302,700	169,721
*††	Trada Alam Minera Tbk. PT	12,608,800	0
	Transcoal Pacific Tbk. PT	141,400	77,628
	Triputra Agro Persada PT	4,012,600	138,949
	Tunas Baru Lampung Tbk. PT	1,835,085	98,251
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,078,000	114,058
	Unilever Indonesia Tbk. PT	1,396,800	318,482
	Vale Indonesia Tbk. PT	475,200	148,096
*††	Waskita Beton Precast Tbk. PT	4,254,600	13,392
*††	Waskita Karya Persero Tbk. PT	3,281,726	31,402
	Wijaya Karya Beton Tbk. PT	1,949,300	16,810
*	Wijaya Karya Persero Tbk. PT	669,549	16,177
*	Wintermar Offshore Marine Tbk. PT	322,100	8,735
	XL Axiata Tbk. PT	3,840,449	548,976

TOTAL INDONESIA			23,569,964

KUWAIT — (0.5%)
	A’ayan Leasing & Investment Co. KSCP	315,251	156,887
*	Agility Public Warehousing Co. KSC	261,331	444,208
	Al Ahli Bank of Kuwait KSCP	154,228	106,656
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	101,983	54,707
	Al-Eid Food KSC	60,795	33,202
*	Alimtiaz Investment Group KSC	438,888	73,893
	Arzan Financial Group for Financing & Investment KPSC	251,557	132,505
*	Asiya Capital Investments Co. KSCP	335,749	46,112
	Boubyan Bank KSCP	50,151	94,970
	Boubyan Petrochemicals Co. KSCP	49,026	97,117
	Boursa Kuwait Securities Co. KPSC	31,948	178,917
	Burgan Bank SAK	102,229	53,848

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Combined Group Contracting Co. SAK	41,185	$56,031
	Commercial Facilities Co. SAKP	23,581	11,659
	Commercial Real Estate Co. KSC	376,084	119,467
	Gulf Bank KSCP	301,237	230,710
	Gulf Cables & Electrical Industries Group Co. KSCP	20,097	76,634
	Heavy Engineering & Ship Building Co. KSCP, Class B	47,681	116,333
	Humansoft Holding Co. KSC	32,244	316,761
	Integrated Holding Co. KCSC	85,708	122,420
	Jazeera Airways Co. KSCP	32,853	155,002
	Kuwait Financial Centre SAK	71,459	21,938
	Kuwait International Bank KSCP	316,855	150,518
	Kuwait Real Estate Co. KSC	241,631	124,154
	Kuwait Telecommunications Co.	111,589	191,120
	Mabanee Co. KPSC	73,473	195,881
	Mezzan Holding Co. KSCC	59,259	95,749
	Mobile Telecommunications Co. KSCP	418,196	650,032
	National Bank of Kuwait SAKP	866,994	2,457,114
	National Industries Group Holding SAK	237,195	136,438
	National Investments Co. KSCP	220,422	132,488
	Salhia Real Estate Co. KSCP	104,317	135,179
	Securities House KSC	160,379	26,898
*	Sultan Center Food Products Co. KSC	4,567	1,520
	Warba Bank KSCP	507,356	282,001

TOTAL KUWAIT			7,279,069

MALAYSIA — (1.5%)
#	Able Global Bhd.	41,700	11,213
	Aeon Co. M Bhd.	300,700	68,203
	AEON Credit Service M Bhd.	54,890	130,902
#	AFFIN Bank Bhd.	186,906	79,247
	Ajinomoto Malaysia Bhd.	7,500	24,212
	Alliance Bank Malaysia Bhd.	368,200	265,160
	Allianz Malaysia Bhd.	19,100	64,225
#	AME Elite Consortium Bhd.	97,500	29,666
#	AMMB Holdings Bhd.	385,675	309,405
	Ancom Nylex Bhd.	194,100	48,885
#	Apex Healthcare Bhd.	49,650	25,114
#	Astro Malaysia Holdings Bhd.	350,300	30,514
	Axiata Group Bhd.	718,448	328,719
#	Bank Islam Malaysia Bhd.	269,630	121,724
	Batu Kawan Bhd.	39,200	168,562
#	Berjaya Food Bhd.	297,200	42,384
*	Bermaz Auto Bhd.	306,800	160,933
	Boustead Plantations Bhd.	205,360	62,956
#*	Bumi Armada Bhd.	1,709,400	197,759
	Bursa Malaysia Bhd.	229,200	326,661
	Cahya Mata Sarawak Bhd.	334,800	78,044
#	CB Industrial Product Holding Bhd.	114,580	25,955
	CELCOMDIGI Bhd.	267,800	237,796
	CIMB Group Holdings Bhd.	1,062,649	1,273,156
#*	Coastal Contracts Bhd.	100,500	40,689
#	CSC Steel Holdings Bhd.	104,200	25,611
	CTOS Digital Bhd.	267,600	81,497
	D&O Green Technologies Bhd.	130,600	89,889
#*	Dagang NeXchange Bhd.	936,800	85,717
	Datasonic Group Bhd.	511,900	46,242
	Dayang Enterprise Holdings Bhd.	244,545	95,601
	Dialog Group Bhd.	351,414	158,555
	DRB-Hicom Bhd.	391,300	114,300

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Dufu Technology Corp. Bhd.	123,700	$44,756
#	Duopharma Biotech Bhd.	139,397	34,819
	Dutch Lady Milk Industries Bhd.	6,400	30,346
	Eco World Development Group Bhd.	361,200	76,614
#*	Ekovest Bhd.	593,350	59,219
#	FGV Holdings Bhd.	220,100	60,478
#	Formosa Prosonic Industries Bhd.	83,700	50,272
	Fraser & Neave Holdings Bhd.	35,900	196,661
	Frontken Corp. Bhd.	371,750	248,477
	Gamuda Bhd.	295,571	287,961
	Gas Malaysia Bhd.	96,300	66,511
*	Genetec Technology Bhd.	43,100	21,375
	Genting Plantations Bhd.	107,400	122,149
	George Kent Malaysia Bhd.	175,200	17,112
	Globetronics Technology Bhd.	129,066	38,807
#*	Greatech Technology Bhd.	71,400	69,351
	Guan Chong Bhd.	90,600	41,280
	Hai-O Enterprise Bhd.	94,811	19,494
#	HAP Seng Consolidated Bhd.	102,120	105,264
	Hap Seng Plantations Holdings Bhd.	101,200	38,027
	Hartalega Holdings Bhd.	195,100	84,767
#	Hengyuan Refining Co. Bhd.	61,100	40,803
#	Hextar Global Bhd.	334,560	50,965
	Hiap Teck Venture Bhd.	695,000	60,619
#	Hong Leong Bank Bhd.	25,090	102,161
	Hong Leong Capital Bhd.	16,300	15,951
#	Hong Leong Financial Group Bhd.	40,913	150,746
	Hong Leong Industries Bhd.	26,900	50,848
	Hume Cement Industries Bhd.	31,200	11,134
	Hup Seng Industries Bhd.	164,800	24,044
	IGB Bhd.	96,820	43,945
	IJM Corp. Bhd.	616,114	245,817
#	Inari Amertron Bhd.	461,463	276,674
#	IOI Corp. Bhd.	382,705	315,766
	IOI Properties Group Bhd.	295,710	114,834
*	Iris Corp. Bhd.	738,100	11,658
*	JAKS Resources Bhd.	727,080	29,747
	Jaya Tiasa Holdings Bhd.	239,505	43,237
	Kelington Group Bhd.	50,300	15,751
#	Kenanga Investment Bank Bhd.	262,900	46,920
	Kerjaya Prospek Group Bhd.	145,309	42,408
#	Kim Loong Resources Bhd.	89,860	35,485
*	KNM Group Bhd.	277,084	5,794
	Kobay Technology Bhd.	48,200	17,832
#	Kossan Rubber Industries Bhd.	503,000	142,563
#	Kretam Holdings Bhd.	266,200	34,368
#*	KSL Holdings Bhd.	131,700	29,907
	Kuala Lumpur Kepong Bhd.	98,868	456,390
#	LBS Bina Group Bhd.	391,772	42,389
#	Leong Hup International Bhd.	320,600	42,075
#Ω	Lotte Chemical Titan Holding Bhd.	258,476	61,299
#	LPI Capital Bhd.	81,900	205,900
	Luxchem Corp. Bhd.	106,800	11,891
	Magni-Tech Industries Bhd.	96,933	40,091
#	Mah Sing Group Bhd.	614,652	105,896
#	Malayan Banking Bhd.	575,730	1,090,177
	Malayan Flour Mills Bhd.	285,450	38,355
#	Malaysia Airports Holdings Bhd.	158,284	245,579
#	Malaysia Building Society Bhd.	690,095	105,138

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Malaysia Smelting Corp. Bhd.	91,400	$40,874
#	Malaysian Pacific Industries Bhd.	26,963	145,746
#	Malaysian Resources Corp. Bhd.	993,988	89,812
	Matrix Concepts Holdings Bhd.	383,075	123,713
#	Maxis Bhd.	301,300	250,528
#	MBM Resources Bhd.	60,030	49,164
	Media Prima Bhd.	328,100	28,749
	Mega First Corp. Bhd.	238,800	173,385
	Mi Technovation Bhd.	64,900	23,336
	MKH Bhd.	164,215	48,264
	MNRB Holdings Bhd.	139,467	34,862
	MPHB Capital Bhd.	107,100	24,101
#Ω	MR DIY Group M Bhd.	616,400	191,505
	Muda Holdings Bhd.	11,400	3,375
*	Muhibbah Engineering M Bhd.	254,850	36,927
	My EG Services Bhd.	1,538,735	252,012
*	Nylex Malaysia Bhd.	3,235	224
	Oriental Holdings Bhd.	109,500	144,828
	OSK Holdings Bhd.	402,763	99,710
#	PA Resources Bhd.	267,300	13,489
	Padini Holdings Bhd.	149,100	123,583
	Pantech Group Holdings Bhd.	219,367	40,066
	Paramount Corp. Bhd.	122,940	23,736
	Perak Transit Bhd.	187,900	46,924
	Petron Malaysia Refining & Marketing Bhd.	41,100	38,925
#	PIE Industrial Bhd.	62,100	40,445
	Power Root Bhd.	45,500	18,810
#	PPB Group Bhd.	92,260	293,973
#	Press Metal Aluminium Holdings Bhd.	464,700	480,349
	Public Bank Bhd.	1,921,150	1,677,936
	QL Resources Bhd.	222,506	258,241
#	Ranhill Utilities Bhd.	213,099	25,953
	RCE Capital Bhd.	111,700	58,414
	RHB Bank Bhd.	341,782	400,330
#	Sam Engineering & Equipment M Bhd.	46,800	42,554
*	Sapura Energy Bhd.	2,737,511	28,717
	Sarawak Oil Palms Bhd.	170,320	91,184
	Scientex Bhd.	226,400	173,362
	Sime Darby Plantation Bhd.	487,249	444,191
	Sime Darby Property Bhd.	1,114,700	143,960
#	SKP Resources Bhd.	381,500	63,231
	SP Setia Bhd. Group	792,068	139,820
	Sunway Bhd.	286,900	111,395
#	Sunway Construction Group Bhd.	101,010	40,504
#	Supermax Corp. Bhd.	416,374	69,071
	Suria Capital Holdings Bhd.	21,720	7,207
#	Syarikat Takaful Malaysia Keluarga Bhd.	170,436	131,639
#	Ta Ann Holdings Bhd.	107,926	75,844
	Taliworks Corp. Bhd.	111,700	18,649
	Tan Chong Motor Holdings Bhd.	103,100	21,852
#	TASCO Bhd.	114,500	19,586
	Telekom Malaysia Bhd.	140,763	149,846
	Thong Guan Industries Bhd.	95,800	36,606
	TIME dotCom Bhd.	195,500	218,506
#*	Tropicana Corp. Bhd.	229,628	58,315
#	TSH Resources Bhd.	423,400	85,324
#	Uchi Technologies Bhd.	115,170	83,395
#	UEM Sunrise Bhd.	532,564	88,986
#	UMW Holdings Bhd.	149,300	152,001

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Unisem M Bhd.	138,600	$86,099
	United Malacca Bhd.	20,100	21,415
	United Plantations Bhd.	42,000	148,867
	UOA Development Bhd.	175,140	62,141
	UWC Bhd.	120,200	92,188
*	Velesto Energy Bhd.	1,498,935	80,322
	ViTrox Corp. Bhd.	72,000	103,882
	VS Industry Bhd.	472,300	88,128
#	WCT Holdings Bhd.	392,235	42,462
	Wellcall Holdings Bhd.	160,650	51,955
	Westports Holdings Bhd.	86,500	60,983
	Yinson Holdings Bhd.	406,039	208,808
*	YNH Property Bhd.	181,708	194,419
	YTL Corp. Bhd.	646,847	198,423
	YTL Power International Bhd.	343,400	152,189

TOTAL MALAYSIA			20,358,708

MEXICO — (2.6%)
	Alfa SAB de CV, Class A	1,529,960	950,444
#	Alpek SAB de CV	268,654	158,102
*	Alsea SAB de CV	193,741	643,046
#	America Movil SAB de CV, ADR	9,777	162,298
	America Movil SAB de CV, Class B	3,988,402	3,298,412
	Arca Continental SAB de CV	59,316	532,261
Ω	Banco del Bajio SA	319,743	973,470
	Bolsa Mexicana de Valores SAB de CV	161,806	251,922
*	Cemex SAB de CV	325,511	194,812
*	Cemex SAB de CV, Sponsored ADR	178,620	1,066,361
	Cia Minera Autlan SAB de CV, Class B	25,536	14,730
#	Coca-Cola Femsa SAB de CV, Sponsored ADR	5,019	381,544
	Coca-Cola Femsa SAB de CV	22,065	167,742
	Consorcio ARA SAB de CV	285,651	52,444
*	Controladora AXTEL SAB de CV	1,529,960	19,518
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	266,743	152,095
	Corp. Actinver SAB de CV	9,800	8,154
#	Corp. Inmobiliaria Vesta SAB de CV	216,741	679,712
	Corp. Moctezuma SAB de CV	87,200	315,978
	El Puerto de Liverpool SAB de CV, Class C1	59,183	301,315
#*††	Empresas ICA SAB de CV	72,400	0
*	Financiera Independencia SAB de CV SOFOM ENR	10,724	4,461
	Fomento Economico Mexicano SAB de CV	166,232	1,879,457
	Gentera SAB de CV	663,064	702,453
	Gruma SAB de CV, Class B	33,443	582,493
	Grupo Aeroportuario del Centro Norte SAB de CV	102,477	785,587
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,434	399,821
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	47,159	550,585
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,714	586,794
	Grupo Aeroportuario del Sureste SAB de CV, Class B	10,582	228,908
	Grupo Bimbo SAB de CV, Class A	240,283	975,313
	Grupo Carso SAB de CV	113,439	727,107
	Grupo Comercial Chedraui SA de CV	87,347	508,801
	Grupo Elektra SAB de CV	2,722	173,777
	Grupo Financiero Banorte SAB de CV, Class O	412,185	3,339,041
*	Grupo Financiero Inbursa SAB de CV, Class O	279,873	577,629
	Grupo Herdez SAB de CV	43,896	99,776
	Grupo Hotelero Santa Fe SAB de CV	21,807	4,651
	Grupo Industrial Saltillo SAB de CV	114,458	169,824
	Grupo KUO SAB De CV, Class B	28,603	58,304
	Grupo Mexico SAB de CV, Class B	394,163	1,636,862

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Grupo Pochteca SAB de CV	35,990	$14,513
#	Grupo Rotoplas SAB de CV	58,676	78,988
*	Grupo Simec SAB de CV, Sponsored ADR	2,821	88,086
*	Grupo Simec SAB de CV, Class B	38,410	407,982
#	Grupo Televisa SAB	725,130	330,208
*Ω	Grupo Traxion SAB de CV	107,943	159,858
*	Hoteles City Express SAB de CV	142,008	42,849
*	Industrias CH SAB de CV, Class B	98,329	1,052,609
#*	Industrias Penoles SAB de CV	38,695	428,137
	Kimberly-Clark de Mexico SAB de CV, Class A	359,226	658,319
	La Comer SAB de CV	227,745	454,252
	Megacable Holdings SAB de CV	407,326	798,656
#*	Minera Frisco SAB de CV, Class A1	658,986	84,434
*Ω	Nemak SAB de CV	942,675	167,317
	Operadora De Sites Mexicanos SAB de CV, Class A	150,576	128,702
	Orbia Advance Corp. SAB de CV	494,180	802,025
*	Organizacion Cultiba SAB de CV	24,314	14,970
*	Organizacion Soriana SAB de CV, Class B	220,844	381,201
	Promotora y Operadora de Infraestructura SAB de CV	88,500	729,294
	Promotora y Operadora de Infraestructura SAB de CV, Class L	17,304	98,848
	Qualitas Controladora SAB de CV	46,794	386,805
	Regional SAB de CV	97,135	736,177
#*	Sitios Latinoamerica SAB de CV	224,980	78,616
*	Vista Energy SAB de CV, ADR	32,384	881,492
*	Vista Energy SAB de CV	2,091	54,651
	Vitro SAB de CV, Class A	86,697	100,262
	Wal-Mart de Mexico SAB de CV	419,691	1,503,802

TOTAL MEXICO			34,979,057

PERU — (0.0%)
#*	Aenza SAA, Sponsored ADR	4,557	10,480
#	Cia de Minas Buenaventura SAA, ADR	15,794	127,932
	Credicorp Ltd.	3,722	465,101
*††	Fossal SAA, ADR	4	0
	Intercorp Financial Services, Inc.	906	17,015

TOTAL PERU			620,528

PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	437,000	69,682
	Apex Mining Co., Inc.	1,119,000	50,627
*	Atlas Consolidated Mining & Development Corp.	602,000	32,834
	Ayala Corp.	25,766	275,484
	Ayala Land, Inc.	292,960	144,151
*	AyalaLand Logistics Holdings Corp.	481,300	14,334
	Bank of the Philippine Islands	289,830	513,858
	BDO Unibank, Inc.	394,219	887,377
*	Cebu Air, Inc.	77,060	44,827
	Cebu Landmasters, Inc.	465,178	20,748
*Ω	CEMEX Holdings Philippines, Inc.	173,954	2,489
	Century Pacific Food, Inc.	442,600	218,459
	China Banking Corp.	366,137	195,196
*	Converge Information & Communications Technology Solutions, Inc.	932,500	137,705
	Cosco Capital, Inc.	908,900	73,852
	D&L Industries, Inc.	820,700	92,511
*	DITO CME Holdings Corp.	858,000	42,823
	DoubleDragon Corp.	395,590	47,403
	Filinvest Development Corp.	301,500	28,482
	Filinvest Land, Inc.	4,402,000	47,354

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	First Philippine Holdings Corp.	137,850	$146,636
	Global Ferronickel Holdings, Inc.	762,228	34,533
	Globe Telecom, Inc.	7,555	234,529
	GT Capital Holdings, Inc.	35,099	339,594
*	Integrated Micro-Electronics, Inc.	322,160	19,800
	International Container Terminal Services, Inc.	105,880	375,135
	JG Summit Holdings, Inc.	331,628	215,107
	Jollibee Foods Corp.	73,470	265,579
	Keepers Holdings, Inc.	180,000	4,380
	MacroAsia Corp.	197,440	13,240
	Manila Electric Co.	25,860	161,881
	Manila Water Co., Inc.	615,600	183,530
	Max’s Group, Inc.	165,400	11,648
	Megaworld Corp.	4,594,600	160,489
	Metropolitan Bank & Trust Co.	551,865	508,874
Ω	Monde Nissin Corp.	361,700	52,320
	Nickel Asia Corp.	1,376,600	132,339
	Petron Corp.	1,456,800	84,060
††	Philcomsat Holdings Corp.	27,762	37,019
	Philex Mining Corp.	819,300	41,869
*	Philippine National Bank	176,952	58,204
*	Philippine Seven Corp.	20,200	27,106
	Philippine Stock Exchange, Inc.	5,304	15,788
*	Phoenix Petroleum Philippines, Inc.	189,140	19,977
	PLDT, Inc., Sponsored ADR	1,138	24,831
	PLDT, Inc.	11,925	254,814
	Puregold Price Club, Inc.	518,160	247,519
*	PXP Energy Corp.	26,600	1,573
	RFM Corp.	532,000	28,042
	Rizal Commercial Banking Corp.	339,756	140,202
	Robinsons Land Corp.	925,266	227,461
	Robinsons Retail Holdings, Inc.	138,790	100,268
	Security Bank Corp.	160,576	217,996
	Shakey’s Pizza Asia Ventures, Inc.	93,500	15,260
*	Shell Pilipinas Corp.	226,990	51,225
	SM Investments Corp.	12,835	181,401
	SM Prime Holdings, Inc.	534,212	282,641
	SSI Group, Inc.	238,000	10,998
	Synergy Grid & Development Phils, Inc.	367,800	48,008
*	Top Frontier Investment Holdings, Inc.	10,142	16,979
	Union Bank of the Philippines	202,392	212,281
	Universal Robina Corp.	151,120	291,334
	Vista Land & Lifescapes, Inc.	1,905,400	53,761
	Vistamalls, Inc.	82,400	3,505
	Wilcon Depot, Inc.	459,300	160,264

TOTAL PHILIPPINES			8,654,196

POLAND — (1.0%)
*	11 bit studios SA	278	40,224
	AB SA	4,045	64,164
*	Alior Bank SA	47,922	754,424
*Ω	Allegro.eu SA	25,355	181,879
*	Amica SA	2,295	38,747
*	AmRest Holdings SE	29,970	190,092
	Apator SA	7,981	28,049
#	Arctic Paper SA	13,128	55,443
	ASBISc Enterprises PLC	13,692	93,605
	Asseco Poland SA	20,834	381,466
	Asseco South Eastern Europe SA	5,768	63,026

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Auto Partner SA	25,348	$143,629
	Bank Handlowy w Warszawie SA	7,422	152,074
*	Bank Millennium SA	75,158	130,773
*	Bank Ochrony Srodowiska SA	29,683	65,338
	Bank Polska Kasa Opieki SA	19,766	600,633
	Benefit Systems SA	637	270,392
#*	Bioton SA	12,311	11,024
	Boryszew SA	48,112	68,817
	Budimex SA	3,964	443,744
#*	CCC SA	13,640	129,095
	CD Projekt SA	6,691	167,052
	Celon Pharma SA	5,344	19,259
#*	CI Games SA	22,569	16,001
#	Cognor Holding SA	102,333	201,869
	ComArch SA	1,679	59,848
*	Cyfrowy Polsat SA	62,109	193,652
	Develia SA	172,377	202,473
*Ω	Dino Polska SA	5,898	558,867
	Dom Development SA	3,585	133,421
	Echo Investment SA	52,622	53,746
#	Erbud SA	1,249	11,519
	Fabryki Mebli Forte SA	8,318	37,104
	Globe Trade Centre SA	52,134	65,061
*	Grenevia SA	95,610	68,099
*	Grupa Azoty SA	24,892	130,242
	Grupa Kety SA	4,116	694,301
*	ING Bank Slaski SA	5,162	268,069
	Inter Cars SA	2,559	346,531
	KGHM Polska Miedz SA	25,502	680,528
	KRUK SA	4,327	478,672
	LPP SA	188	605,634
*	mBank SA	1,070	132,277
*	Mercator Medical SA	718	7,058
	Mirbud SA	33,062	61,218
	Mo-BRUK SA	777	51,668
	Neuca SA	824	148,661
	Orange Polska SA	120,912	224,279
	ORLEN SA	140,612	2,223,626
*	Pepco Group NV	38,977	157,978
	PlayWay SA	504	41,291
*	Polimex-Mostostal SA	34,390	35,645
*	Powszechna Kasa Oszczednosci Bank Polski SA	36,036	373,288
	Powszechny Zaklad Ubezpieczen SA	50,748	574,258
*	Santander Bank Polska SA	3,345	363,290
*	Selvita SA	2,662	39,693
	Stalexport Autostrady SA	50,770	31,090
	Synektik SA	792	11,826
	TEN Square Games SA	1,860	35,216
	Text SA	5,036	135,680
	TIM SA	6,009	68,359
#*	Torpol SA	5,684	27,778
	Unimot SA	1,266	30,159
#	Votum SA	5,010	51,060
	VRG SA	93,660	68,055
	Warsaw Stock Exchange	4,693	43,584
	Wawel SA	61	10,279
	Wirtualna Polska Holding SA	6,453	164,599
Ω	XTB SA	17,331	134,740

TOTAL POLAND			14,145,241

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (0.9%)
	Aamal Co.	913,228	$206,111
	Al Khaleej Takaful Group QSC	50,404	42,008
	Al Meera Consumer Goods Co. QSC	45,860	162,300
	Alijarah Holding Co. QPSC	109,752	20,714
*	Baladna	378,513	116,634
	Barwa Real Estate Co.	914,065	636,042
	Commercial Bank PSQC	707,020	995,897
	Doha Bank QPSC	1,218,016	507,160
	Doha Insurance Co. QSC	98,245	61,716
*	Estithmar Holding QPSC	182,422	101,215
	Gulf International Services QSC	612,447	461,851
	Gulf Warehousing Co.	202,601	165,164
*	Lesha Bank LLC	354,383	134,325
	Mannai Corp. QSC	116,821	120,936
	Masraf Al Rayan QSC	1,104,195	637,177
*	Mazaya Real Estate Development QPSC	286,313	47,342
	Mesaieed Petrochemical Holding Co.	535,113	234,075
	Ooredoo QPSC	299,563	813,375
	Qatar Aluminum Manufacturing Co.	1,281,331	435,033
	Qatar Fuel QSC	47,119	192,301
	Qatar Industrial Manufacturing Co. QSC	102,204	84,252
*	Qatar Insurance Co. SAQ	715,979	486,280
	Qatar International Islamic Bank QSC	134,170	341,116
	Qatar Islamic Bank SAQ	85,833	410,551
	Qatar Islamic Insurance Group	24,888	59,646
	Qatar National Bank QPSC	862,234	3,528,125
	Qatar Navigation QSC	278,669	690,907
*	Salam International Investment Ltd. QSC	439,066	71,967
	United Development Co. QSC	942,068	252,249
	Vodafone Qatar QSC	1,147,594	561,627
	Zad Holding Co.	34,130	126,512

TOTAL QATAR			12,704,608

RUSSIA — (0.0%)
*††	Mobile TeleSystems PJSC, ADR	75,072	0
*††	PhosAgro PJSC	113	0
*††	PhosAgro PJSC, GDR	17,537	0
*††	Polyus PJSC, GDR	6,402	0
*††	Rostelecom PJSC, Sponsored ADR	31,181	0
*††	Sberbank of Russia PJSC, Sponsored ADR	286,504	0
*††	VTB Bank PJSC, GDR	431,770	0

SAUDI ARABIA — (3.8%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	76,185	40,715
	Abdullah Al Othaim Markets Co.	181,860	631,890
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	5,224	33,883
	Advanced Petrochemical Co.	29,476	293,466
*	Al Alamiya for Cooperative Insurance Co.	7,553	31,595
	Al Babtain Power & Telecommunication Co.	11,044	54,847
*	Al Gassim Investment Holding Co.	3,618	14,957
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,483	40,631
	Al Jouf Agricultural Development Co.	5,970	69,889
*	Al Khaleej Training & Education Co.	11,789	61,216
	Al Masane Al Kobra Mining Co.	9,409	132,212
	Al Moammar Information Systems Co.	6,154	223,160
	Al Rajhi Bank	264,647	4,737,331
*	Al Yamamah Steel Industries Co.	11,361	63,667
*	AlAbdullatif Industrial Investment Co.	16,866	64,697
	Alamar Foods	3,820	135,551

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Alandalus Property Co.	14,474	$81,215
	Alaseel Co.	64,296	73,427
*	Al-Baha Development & Investment Co.	587,100	21,900
	Aldrees Petroleum & Transport Services Co.	16,486	517,450
*	Al-Etihad Cooperative Insurance Co.	8,113	43,229
	Alinma Bank	158,450	1,390,656
*	AlJazira Takaful Ta’awuni Co.	15,813	60,490
	AlKhorayef Water & Power Technologies Co.	2,826	103,094
*	Allianz Saudi Fransi Cooperative Insurance Co.	20,358	87,237
*	Allied Cooperative Insurance Group	14,132	43,117
	Almarai Co. JSC	42,880	638,932
	Almunajem Foods Co.	7,091	117,599
*	Alujain Corp.	15,476	156,237
*	Amana Cooperative Insurance Co.	10,982	30,989
	Amlak International Finance Co.	5,753	18,780
	Arab National Bank	159,674	1,012,012
	Arabian Centres Co. Ltd.	37,160	198,692
	Arabian Contracting Services Co.	5,928	318,707
	Arabian Internet & Communications Services Co.	7,173	598,712
*	Arabian Pipes Co.	1,912	49,074
*	Arabian Shield Cooperative Insurance Co.	16,885	82,643
	Arriyadh Development Co.	40,943	218,456
	Astra Industrial Group	15,342	372,368
	Ataa Educational Co.	6,276	103,027
	Baazeem Trading Co.	1,523	22,958
	Bank AlBilad	95,115	944,307
*	Bank Al-Jazira	224,716	980,572
	Banque Saudi Fransi	84,894	811,660
	Basic Chemical Industries Ltd.	5,959	47,540
*	Batic Investments & Logistic Co.	47,572	23,344
	Bawan Co.	16,280	139,895
	BinDawood Holding Co.	98,390	158,345
	Bupa Arabia for Cooperative Insurance Co.	15,731	893,214
*	Buruj Cooperative Insurance Co.	6,528	33,373
*	Chubb Arabia Cooperative Insurance Co.	5,760	28,648
	Co. for Cooperative Insurance	18,053	581,418
*	Dar Al Arkan Real Estate Development Co.	131,437	529,316
	East Pipes Integrated Co. for Industry	2,452	40,813
	Electrical Industries Co.	279,240	156,609
	Etihad Etisalat Co.	165,357	2,032,641
*	Fawaz Abdulaziz Al Hokair & Co., Class C	21,476	111,183
	Fitaihi Holding Group	52,820	39,740
*	Gulf General Cooperative Insurance Co.	12,162	23,293
	Gulf Insurance Group	12,881	100,810
*	Gulf Union Cooperative Insurance Co.	12,857	43,410
	Herfy Food Services Co.	11,111	88,595
	Jarir Marketing Co.	159,400	615,207
*	Jazan Energy & Development Co.	15,726	54,360
	L’Azurde Co. for Jewelry	22,713	73,906
	Leejam Sports Co. JSC	10,386	425,360
	Maharah Human Resources Co.	4,232	72,946
*	Malath Cooperative Insurance Co.	5,621	27,274
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	24,548	87,206
*	Methanol Chemicals Co.	16,290	80,502
	Middle East Paper Co.	20,062	146,579
*	Middle East Specialized Cables Co.	12,928	55,222
	Mobile Telecommunications Co. Saudi Arabia	328,876	1,210,758
*	Nama Chemicals Co.	6,624	53,098
	Naseej International Trading Co.	1,309	13,804

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Agriculture Development Co.	24,751	$302,196
	National Co. for Glass Industries	7,664	63,536
	National Co. for Learning & Education	2,960	77,785
	National Gas & Industrialization Co.	12,876	199,070
*	National Industrialization Co., Class C	176,520	547,071
*	National Metal Manufacturing & Casting Co.	9,764	41,448
	Nayifat Finance Co.	39,061	134,853
*	Rabigh Refining & Petrochemical Co.	115,419	310,359
*	Raydan Food Co.	2,688	17,338
	Riyad Bank	223,768	1,584,569
	SABIC Agri-Nutrients Co.	51,650	1,844,063
	Sahara International Petrochemical Co.	126,916	1,093,180
	Saudi Airlines Catering Co.	16,632	463,047
*	Saudi Arabian Amiantit Co.	3,845	38,410
*	Saudi Arabian Cooperative Insurance Co.	7,745	25,909
*	Saudi Arabian Mining Co.	179,054	1,715,551
	Saudi Automotive Services Co.	12,855	195,387
	Saudi Awwal Bank	152,123	1,358,322
	Saudi Basic Industries Corp.	67,141	1,379,697
	Saudi Ceramic Co.	22,454	142,592
*	Saudi Co. For Hardware CJSC	4,658	33,084
*	Saudi Ground Services Co.	24,161	187,802
*	Saudi Industrial Development Co.	3,752	10,166
	Saudi Industrial Investment Group	69,356	443,619
	Saudi Industrial Services Co.	18,087	121,325
	Saudi Investment Bank	162,437	636,728
*	Saudi Kayan Petrochemical Co.	187,165	528,207
	Saudi Marketing Co.	13,951	74,374
	Saudi National Bank	488,784	4,373,710
*	Saudi Paper Manufacturing Co.	5,708	55,781
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,246	120,847
*	Saudi Printing & Packaging Co., Class C	6,485	24,200
*	Saudi Public Transport Co.	27,268	118,011
*	Saudi Real Estate Co.	50,888	162,334
*	Saudi Reinsurance Co.	11,387	52,313
*	Saudi Research & Media Group	14,404	541,208
*	Saudi Steel Pipe Co.	4,989	44,330
	Saudi Tadawul Group Holding Co.	2,366	104,949
	Saudi Telecom Co.	459,501	4,707,178
*	Saudi Vitrified Clay Pipe Co. Ltd.	2,248	23,987
	Saudia Dairy & Foodstuff Co.	5,302	423,941
	Savola Group	97,188	943,254
*	Seera Group Holding	63,072	396,618
	SHL Finance Co.	27,052	129,814
*	Sinad Holding Co.	33,006	89,717
*	Tabuk Agriculture	6,681	24,692
*	Takween Advanced Industries Co.	8,950	31,384
	Tanmiah Food Co.	2,784	64,570
	Theeb Rent A Car Co.	10,087	164,186
*	United Co.-operative Assurance Co.	10,375	24,349
	United Electronics Co.	15,439	329,729
	United International Transportation Co.	20,025	359,220
	United Wire Factories Co.	5,844	38,068
*	Walaa Cooperative Insurance Co.	14,251	66,301
*	Wataniya Insurance Co.	8,381	35,823
	Yanbu National Petrochemical Co.	49,625	501,563
	Zahrat Al Waha For Trading Co., Class C	3,736	31,855
*	Zamil Industrial Investment Co.	11,799	63,009

TOTAL SAUDI ARABIA			51,332,285

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	1,644,000	$0

SOUTH AFRICA — (3.0%)
	Absa Group Ltd.	196,897	1,796,613
	Adcock Ingram Holdings Ltd.	36,601	106,342
	Advtech Ltd.	314,506	358,168
	AECI Ltd.	70,022	415,029
	Afrimat Ltd.	33,921	94,734
	Alexander Forbes Group Holdings Ltd.	187,471	64,256
	Altron Ltd., Class A	122,825	56,312
	Anglo American Platinum Ltd.	11,742	392,319
	Astral Foods Ltd.	22,266	174,651
*	Aveng Ltd.	62,877	19,932
	AVI Ltd.	139,425	521,311
	Barloworld Ltd.	100,777	424,653
	Bid Corp. Ltd.	44,100	936,441
	Bidvest Group Ltd.	76,789	1,086,462
*	Blue Label Telecoms Ltd.	310,079	53,935
*	Brait PLC	400,143	52,243
	Capitec Bank Holdings Ltd.	6,546	581,643
	Cashbuild Ltd.	8,041	66,500
	Caxton & CTP Publishers & Printers Ltd.	26,485	15,447
	City Lodge Hotels Ltd.	170,526	38,360
	Clicks Group Ltd.	62,711	924,078
	Coronation Fund Managers Ltd.	97,396	157,924
	Curro Holdings Ltd.	68,507	37,347
	DataTec Ltd.	136,499	258,417
Ω	Dis-Chem Pharmacies Ltd.	168,787	221,150
	Discovery Ltd.	92,607	638,555
	DRDGOLD Ltd., Sponsored ADR	5,808	49,426
	DRDGOLD Ltd.	84,660	74,268
*	EOH Holdings Ltd.	60,894	4,567
	Famous Brands Ltd.	27,058	83,327
	FirstRand Ltd.	885,172	2,918,142
	Foschini Group Ltd.	191,716	1,037,053
	Gold Fields Ltd., Sponsored ADR	207,252	2,698,421
	Grindrod Ltd.	340,259	198,057
	Harmony Gold Mining Co. Ltd.	39,235	179,887
	Harmony Gold Mining Co. Ltd., Sponsored ADR	182,745	820,525
	Hudaco Industries Ltd.	13,408	111,151
	Impala Platinum Holdings Ltd.	254,581	1,060,480
	Investec Ltd.	36,951	202,273
	Italtile Ltd.	167,964	103,713
	JSE Ltd.	29,543	140,504
*	KAP Ltd.	1,555,097	186,286
	Kumba Iron Ore Ltd.	15,787	418,200
	Lewis Group Ltd.	26,714	55,609
	Libstar Holdings Ltd.	68,247	11,263
*	Metair Investments Ltd.	107,306	84,888
	MiX Telematics Ltd., Sponsored ADR	8,700	44,196
	Momentum Metropolitan Holdings	895,372	1,008,247
	Motus Holdings Ltd.	105,177	522,448
	Mpact Ltd.	67,311	101,293
	Mr Price Group Ltd.	99,533	719,653
	MTN Group Ltd.	470,128	2,297,017
*	MultiChoice Group	128,091	479,478
	Naspers Ltd., Class N	2,941	459,793
	Nedbank Group Ltd.	90,947	979,646
	NEPI Rockcastle NV	105,297	569,038
	Ninety One Ltd.	63,280	123,685

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Northam Platinum Holdings Ltd.	82,999	$501,485
	Oceana Group Ltd.	44,494	165,317
	Old Mutual Ltd.	1,213,337	771,638
	Omnia Holdings Ltd.	104,978	326,131
	OUTsurance Group Ltd.	27,186	58,857
Ω	Pepkor Holdings Ltd.	563,935	514,699
	Pick n Pay Stores Ltd.	151,459	203,097
*	PPC Ltd.	596,611	89,187
	PSG Financial Services Ltd.	343,202	266,530
	Raubex Group Ltd.	86,543	113,343
	Reunert Ltd.	89,471	282,086
	RFG Holdings Ltd.	55,653	31,371
	Sanlam Ltd.	205,610	721,345
	Santam Ltd.	18,796	275,891
	Sappi Ltd.	355,922	749,135
	Shoprite Holdings Ltd.	92,955	1,191,404
	Sibanye Stillwater Ltd.	534,672	682,002
#	Sibanye Stillwater Ltd., ADR	131,758	669,332
*	Southern Sun Ltd.	109,709	27,518
#	SPAR Group Ltd.	92,735	559,957
	Spur Corp. Ltd.	47,027	68,047
	Stadio Holdings Ltd.	92,501	22,873
	Standard Bank Group Ltd.	186,545	1,830,860
	Super Group Ltd.	257,050	438,621
*	Telkom SA SOC Ltd.	198,197	232,228
	Tiger Brands Ltd.	66,456	615,259
	Transaction Capital Ltd.	126,735	32,935
	Truworths International Ltd.	164,068	665,345
	Vodacom Group Ltd.	88,099	478,959
*	Wilson Bayly Holmes-Ovcon Ltd.	25,843	163,696
	Woolworths Holdings Ltd.	249,483	929,858
*	Zeda Ltd.	116,255	67,065

TOTAL SOUTH AFRICA			40,981,427

SOUTH KOREA — (12.4%)
*	3S Korea Co. Ltd.	8,243	12,824
	ABco Electronics Co. Ltd.	2,080	21,544
#*	ABLBio, Inc.	11,998	141,842
	Able C&C Co. Ltd.	6,004	36,847
*	Abpro Bio Co. Ltd.	45,652	18,324
*	Ace Technologies Corp.	11,134	14,482
*	ADTechnology Co. Ltd.	2,141	35,519
	Advanced Nano Products Co. Ltd.	877	78,054
	Advanced Process Systems Corp.	6,270	75,903
	Aekyung Chemical Co. Ltd.	6,856	55,337
	Aekyung Industrial Co. Ltd.	2,595	43,577
*	AeroSpace Technology of Korea, Inc.	9,195	12,367
	AfreecaTV Co. Ltd.	3,056	152,169
*	Agabang&Company	11,629	31,270
	Ahnlab, Inc.	1,270	60,421
*	Ajin Industrial Co. Ltd.	15,410	45,749
*	AJU Steel Co. Ltd.	1,480	7,005
	AK Holdings, Inc.	2,900	37,505
*	Alteogen, Inc.	1,460	67,723
*	ALUKO Co. Ltd.	23,115	46,472
*	Amicogen, Inc.	2,148	20,190
*	Aminologics Co. Ltd.	10,765	9,264
*	Amo Greentech Co. Ltd.	2,151	17,976
	Amorepacific Corp.	1,839	172,620

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Amorepacific Group	6,926	$147,131
*	Amotech Co. Ltd.	5,426	28,436
*	Anam Electronics Co. Ltd.	28,466	36,506
*	Ananti, Inc.	34,018	167,980
*	Anterogen Co. Ltd.	2,438	23,121
*	Apact Co. Ltd.	9,300	18,399
	Aplus Asset Advisor Co. Ltd.	5,743	16,999
*	APRO Co. Ltd.	558	5,030
*	Aprogen, Inc.	35,931	24,317
*	APS, Inc.	5,387	23,778
*	APTC Co. Ltd.	910	8,759
*	Aroot Co. Ltd.	25,816	8,767
	Asia Cement Co. Ltd.	4,950	38,042
	Asia Pacific Satellite, Inc.	1,533	13,650
	Asia Paper Manufacturing Co. Ltd.	2,346	68,237
*	ASTORY Co. Ltd.	1,150	10,677
	Atinum Investment Co. Ltd.	21,634	40,782
	Avaco Co. Ltd.	2,325	24,370
*	Avatec Co. Ltd.	1,270	12,083
	Baiksan Co. Ltd.	8,600	53,227
*	Beno Tnr, Inc.	4,734	13,789
	BGF Co. Ltd.	15,592	38,417
	BGF retail Co. Ltd.	2,051	209,738
	BGFecomaterials Co. Ltd.	5,381	15,367
	BH Co. Ltd.	11,834	164,901
*	BHI Co. Ltd.	7,679	39,379
*	Binex Co. Ltd.	7,481	41,089
	Binggrae Co. Ltd.	3,085	125,177
*	Biodyne Co. Ltd.	410	14,317
*	Bioneer Corp.	2,941	69,316
	BIT Computer Co. Ltd.	4,460	16,096
	Bixolon Co. Ltd.	3,947	16,577
*	BNC Korea Co. Ltd.	9,469	21,980
	BNK Financial Group, Inc.	98,034	493,419
	Boditech Med, Inc.	2,801	34,114
	BoKwang Industry Co. Ltd.	5,306	19,915
	Bookook Securities Co. Ltd.	1,360	21,257
	Brand X Co. Ltd.	5,593	17,527
*	Bubang Co. Ltd.	17,089	32,486
*††	Bucket Studio Co. Ltd.	16,344	5,228
*	Bukwang Pharmaceutical Co. Ltd.	10,554	44,513
*	BusinessOn Communication Co. Ltd.	1,802	19,666
	BYC Co. Ltd.	139	37,585
	Byucksan Corp.	18,730	44,517
	C&G Hi Tech Co. Ltd.	1,061	9,416
*	Cafe24 Corp.	2,651	24,422
*	CammSys Corp.	33,312	32,432
	Camus Engineering & Construction, Inc.	20,344	22,555
	Cape Industries Ltd.	7,657	23,423
	Caregen Co. Ltd.	3,719	74,138
	Celltrion Healthcare Co. Ltd.	5,013	247,971
*	Celltrion Pharm, Inc.	1,829	86,050
*	Cellumed Co. Ltd.	5,279	9,655
	Cheil Worldwide, Inc.	26,065	383,790
	Chemtronics Co. Ltd.	3,793	52,261
*	Chemtros Co. Ltd.	3,277	12,699
	Cheryong Electric Co. Ltd.	4,562	71,187
*	ChinHung International, Inc.	46,523	39,596
	Chinyang Holdings Corp.	9,810	23,010

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Chips&Media, Inc.	1,750	$44,378
*	Choil Aluminum Co. Ltd.	15,142	22,646
	Chong Kun Dang Pharmaceutical Corp.	2,670	187,576
	Choong Ang Vaccine Laboratory	2,468	18,975
*††	Chorokbaem Media Co. Ltd.	6,960	20,870
	Chosun Refractories Co. Ltd.	1,959	26,574
	Chunbo Co. Ltd.	426	31,366
*	CJ CGV Co. Ltd.	27,978	106,393
	CJ CheilJedang Corp.	3,674	769,690
	CJ Corp.	6,200	386,733
*	CJ ENM Co. Ltd.	6,530	252,524
	CJ Freshway Corp.	4,127	64,128
	CJ Logistics Corp.	4,417	248,331
*	CKD Bio Corp.	1,229	18,066
	Classys, Inc.	5,466	133,543
	CLIO Cosmetics Co. Ltd.	1,429	29,395
	CNTUS Co. Ltd.	6,446	16,263
*	Com2uS Holdings Corp.	1,402	24,845
#	Com2uSCorp.	3,864	120,538
*	Coreana Cosmetics Co. Ltd.	6,531	15,440
*	Corentec Co. Ltd.	1,484	11,594
*	COSMAX NBT, Inc.	2,176	10,149
*	Cosmax, Inc.	3,076	309,275
*	Cosmecca Korea Co. Ltd.	2,209	59,028
*	CosmoAM&T Co. Ltd.	3,938	409,995
#*	Cosmochemical Co. Ltd.	4,734	110,515
	Coway Co. Ltd.	21,620	691,857
#	COWELL FASHION Co. Ltd.	10,272	56,093
	Cowintech Co. Ltd.	1,112	24,185
	CR Holdings Co. Ltd.	4,651	20,937
	Creas F&C Co. Ltd.	5,074	33,328
*	Creative & Innovative System	6,808	45,494
	Creverse, Inc.	2,158	26,621
*	CrystalGenomics Invites Co. Ltd.	9,498	19,227
*	CS Bearing Co. Ltd.	3,290	22,046
	CS Wind Corp.	2,453	83,235
*	CTC BIO, Inc.	2,673	18,755
	Cuckoo Holdings Co. Ltd.	3,956	49,737
	Cuckoo Homesys Co. Ltd.	5,138	77,522
	Cymechs, Inc.	2,466	26,588
	D.I Corp.	5,094	24,285
*	DA Technology Co. Ltd.	5,969	13,166
	Dae Hwa Pharmaceutical Co. Ltd.	3,569	25,903
	Dae Won Kang Up Co. Ltd.	18,032	67,960
*	Dae Young Packaging Co. Ltd.	25,788	20,755
*††	Dae Yu Co. Ltd.	6,267	4,005
*	Daea TI Co. Ltd.	15,655	35,454
*	Daebo Magnetic Co. Ltd.	1,160	22,210
*	Daechang Co. Ltd.	33,874	30,315
	Daechang Forging Co. Ltd.	7,013	31,047
	Daedong Corp.	11,227	102,612
	Daeduck Co. Ltd.	9,954	44,271
	Daeduck Electronics Co. Ltd.	12,070	179,744
	Daehan Flour Mill Co. Ltd.	512	46,253
	Daehan Steel Co. Ltd.	6,724	64,765
*	Daeho AL Co. Ltd.	13,443	10,264
*	Dae-Il Corp.	10,593	40,300
	Daejoo Electronic Materials Co. Ltd.	1,371	70,377
#	Daesang Corp.	12,237	180,413

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daesang Holdings Co. Ltd.	6,972	$34,070
	Daesung Energy Co. Ltd.	2,270	17,582
*	Daesung Industrial Co. Ltd.	9,382	26,353
*	Daesung Private Equity, Inc.	2,638	3,756
	Daewon Media Co. Ltd.	4,416	36,128
	Daewon Pharmaceutical Co. Ltd.	7,986	91,846
	Daewon San Up Co. Ltd.	6,131	24,633
*	Daewoo Engineering & Construction Co. Ltd.	78,322	228,502
	Daewoong Co. Ltd.	11,097	122,615
	Daewoong Pharmaceutical Co. Ltd.	1,505	111,654
	Daihan Pharmaceutical Co. Ltd.	2,228	44,210
	Daishin Securities Co. Ltd.	13,697	142,166
*	Danal Co. Ltd.	31,311	80,827
	Daol Investment & Securities Co. Ltd.	15,603	44,272
	Daou Data Corp.	9,249	78,397
	Daou Technology, Inc.	15,505	187,673
*	Dasan Networks, Inc.	13,256	34,624
*	Dawonsys Co. Ltd.	3,101	32,420
*	Dayou Plus Co. Ltd.	20,668	10,437
	DB Financial Investment Co. Ltd.	18,822	53,200
	DB HiTek Co. Ltd.	12,926	466,647
	DB Insurance Co. Ltd.	19,760	1,285,564
*	DB, Inc.	41,196	48,399
*	Dentis Co. Ltd.	1,928	12,432
	Dentium Co. Ltd.	2,353	191,010
	Deutsch Motors, Inc.	11,957	43,519
*	Devsisters Co. Ltd.	1,125	40,516
*	Dexter Studios Co. Ltd.	2,991	14,507
	DGB Financial Group, Inc.	91,952	535,550
	DI Dong Il Corp.	3,648	71,879
	Digital Daesung Co. Ltd.	10,620	44,410
	Digital Imaging Technology Co. Ltd., Class C	1,126	12,674
*	DIO Corp.	1,340	23,252
	Display Tech Co. Ltd.	4,122	15,123
*	DK Tech Co. Ltd.	3,070	18,150
	DL Construction Co. Ltd.	4,967	45,492
	DL E&C Co. Ltd.	13,214	335,863
	DL Holdings Co. Ltd.	5,712	179,893
	DMS Co. Ltd.	10,092	40,994
	DN Automotive Corp.	2,019	118,444
	DNF Co. Ltd.	1,645	22,134
	Dohwa Engineering Co. Ltd.	5,055	28,791
	Dong Ah Tire & Rubber Co. Ltd.	2,864	24,507
	Dong-A ST Co. Ltd.	2,633	108,510
*	Dongbang Transport Logistics Co. Ltd.	28,165	37,971
	Dongil Industries Co. Ltd.	233	8,519
#	Dongjin Semichem Co. Ltd.	11,511	256,922
	Dongkoo Bio & Pharma Co. Ltd.	3,136	11,124
	DongKook Pharmaceutical Co. Ltd.	9,657	115,503
*	Dongkuk CM Co. Ltd.	4,732	24,186
	Dongkuk Holdings Co. Ltd.	6,669	42,618
	Dongkuk Industries Co. Ltd.	13,609	44,505
*	Dongkuk Steel Mill Co. Ltd.	14,759	115,535
*	Dongkuk Structures & Construction Co. Ltd.	11,743	23,843
	Dongsuh Cos., Inc.	5,632	72,012
	Dongsung Chemical Co. Ltd.	15,065	45,872
	Dongsung Finetec Co. Ltd.	2,726	22,972
*	Dongsung Pharmaceutical Co. Ltd.	2,759	12,895
#*	Dongwha Enterprise Co. Ltd.	950	43,577

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwha Pharm Co. Ltd.	10,329	$74,197
	Dongwon Development Co. Ltd.	20,377	48,079
	Dongwon F&B Co. Ltd.	4,485	96,767
	Dongwon Industries Co. Ltd.	2,427	53,762
	Dongwon Systems Corp.	1,184	24,894
*	Dongwoon Anatech Co. Ltd.	2,766	32,389
	Dongyang E&P, Inc.	2,221	30,426
*	Dongyang Steel Pipe Co. Ltd.	19,283	10,510
	Doosan Bobcat, Inc.	19,547	561,605
	Doosan Co. Ltd.	1,947	107,418
*	Doosan Enerbility Co. Ltd.	53,043	528,519
*	Doosan Fuel Cell Co. Ltd.	3,555	43,392
#	Doosan Tesna, Inc.	4,233	141,215
#	Douzone Bizon Co. Ltd.	3,742	75,890
*	Dream Security Co. Ltd.	11,309	25,833
	Dreamtech Co. Ltd.	15,895	122,962
*	DRTECH Corp.	13,178	36,960
*	DSK Co. Ltd.	6,678	24,716
*	Duck Yang Industry Co. Ltd.	6,536	20,332
	Duckshin Housing Co. Ltd.	19,977	27,698
*	Duk San Neolux Co. Ltd.	2,327	66,751
*	Duksan Hi-Metal Co. Ltd.	6,331	28,210
*	Duksan Techopia Co. Ltd.	1,125	15,518
	Duksung Co. Ltd.	4,467	16,918
	DY Corp.	8,382	34,029
	DY POWER Corp.	3,899	33,839
*††	E Investment&Development Co. Ltd.	34,114	26,371
	E1 Corp.	1,203	52,373
	Easy Bio, Inc.	7,041	16,359
	Easy Holdings Co. Ltd.	26,721	51,038
	Echo Marketing, Inc.	5,078	37,727
*††	Eco Volt Co. Ltd.	16,063	12,280
*	Eco&Dream Co. Ltd.	1,006	14,260
*	ECOCAB Co. Ltd.	2,991	5,863
	Ecoplastic Corp.	15,013	56,962
#	Ecopro BM Co. Ltd.	6,811	996,431
#	Ecopro Co. Ltd.	2,874	1,327,770
#	Ecopro HN Co. Ltd.	3,856	165,198
	e-Credible Co. Ltd.	1,402	14,345
*	EG Corp.	493	3,822
*††	Ehwa Technologies Information Co. Ltd.	40,504	20,214
	Elentec Co. Ltd.	8,213	52,022
	E-MART, Inc.	4,820	259,860
*	EMKOREA Co. Ltd.	8,717	14,291
	EMRO, Inc.	1,115	45,720
	EM-Tech Co. Ltd.	1,475	54,360
	ENF Technology Co. Ltd.	6,285	87,771
*	Enzychem Lifesciences Corp.	26,948	24,563
	Eo Technics Co. Ltd.	1,186	122,998
	Estechpharma Co. Ltd.	4,779	21,504
*	ESTsoft Corp.	1,284	12,620
*	E-TRON Co. Ltd.	112,634	16,680
*	Eubiologics Co. Ltd.	3,259	23,152
	Eugene Corp.	25,711	62,417
	Eugene Investment & Securities Co. Ltd.	27,685	82,806
	Eugene Technology Co. Ltd.	3,965	112,456
	Eusu Holdings Co. Ltd.	6,956	30,927
*	EV Advanced Material Co. Ltd.	7,437	17,481
	Exicon Co. Ltd.	1,739	15,839

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	F&F Co. Ltd.	4,572	$316,950
	F&F Holdings Co. Ltd.	4,491	52,406
	FarmStory Co. Ltd.	19,242	23,201
	Fasoo Co. Ltd.	1,847	8,765
	Fila Holdings Corp.	11,396	301,757
*	Fine M-Tec Co. Ltd.	5,699	34,095
	Fine Semitech Corp.	2,676	34,664
*	Flask Co. Ltd.	13,763	12,377
#	Foosung Co. Ltd.	7,506	55,712
*	FSN Co. Ltd.	3,829	5,371
	Fursys, Inc.	1,797	38,660
*	FutureChem Co. Ltd.	1,993	12,416
	Gabia, Inc.	4,174	45,099
*	GAEASOFT	6,369	28,166
	Galaxia Moneytree Co. Ltd.	2,236	7,129
*	GAMSUNG Corp. Co. Ltd.	22,439	63,305
	Gaon Cable Co. Ltd.	2,294	27,044
	GC Cell Corp.	3,129	67,137
	Gemvaxlink Co. Ltd.	33,421	25,136
*	Genexine, Inc.	12,277	71,764
*	Genie Music Corp.	5,141	11,073
*	Genome & Co.	1,364	11,545
*	Genomictree, Inc.	1,846	19,807
	Geumhwa PSC Co. Ltd.	1,944	37,140
*	Gigalane Co. Ltd.	11,619	10,338
	Global Standard Technology Co. Ltd.	3,959	59,601
*	Global Tax Free Co. Ltd.	3,047	12,579
	GOLFZON Co. Ltd.	1,742	112,514
	Golfzon Newdin Holdings Co. Ltd.	9,235	25,115
*††	Good People Co. Ltd.	4,247	296
	Gradiant Corp.	5,742	45,963
	Green Chemical Co. Ltd.	4,092	17,636
	Green Cross Corp.	2,341	166,862
#	Green Cross Holdings Corp.	10,819	108,634
	GS Engineering & Construction Corp.	30,894	302,387
	GS Holdings Corp.	19,715	575,715
	GS Retail Co. Ltd.	17,777	320,237
	Gwangju Shinsegae Co. Ltd.	1,600	35,693
	HAESUNG DS Co. Ltd.	4,727	155,536
	Haesung Industrial Co. Ltd.	5,028	26,531
	Han Kuk Carbon Co. Ltd.	7,838	66,314
	Hana Financial Group, Inc.	71,408	2,076,303
	Hana Materials, Inc.	2,798	98,844
	Hana Micron, Inc.	16,647	302,523
	Hana Pharm Co. Ltd.	2,648	26,404
*	Hana Technology Co. Ltd.	461	22,468
*	Hanall Biopharma Co. Ltd.	1,910	41,429
*	Hancom, Inc.	4,544	39,464
	Handok, Inc.	4,481	38,541
	Handsome Co. Ltd.	7,877	108,908
*	Hanil Feed Co. Ltd.	5,197	17,453
	Hanil Iron & Steel Co. Ltd.	6,765	12,035
	Hanjin Kal Corp.	3,098	97,826
	Hanjin Transportation Co. Ltd.	4,408	61,795
	Hankook Shell Oil Co. Ltd.	303	51,404
	Hankook Tire & Technology Co. Ltd.	25,341	718,963
	Hankuk Steel Wire Co. Ltd.	5,428	15,945
	Hanmi Semiconductor Co. Ltd.	5,556	217,697
	HanmiGlobal Co. Ltd.	3,567	57,727

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hannong Chemicals, Inc.	1,548	$11,786
	Hanon Systems	70,553	360,013
	Hansae Co. Ltd.	5,546	94,234
	Hansae Yes24 Holdings Co. Ltd.	6,281	22,043
	Hanshin Machinery Co.	6,523	19,625
	Hansol Chemical Co. Ltd.	2,270	253,322
	Hansol Holdings Co. Ltd.	19,120	37,619
*	Hansol IONES Co. Ltd.	6,315	39,098
	Hansol Paper Co. Ltd.	9,682	71,688
	Hansol Technics Co. Ltd.	14,047	62,575
	Hanssem Co. Ltd.	184	6,683
*	Hansung Cleantech Co. Ltd.	11,205	19,204
*	Hanwha Galleria Corp.	79,804	59,727
*	Hanwha General Insurance Co. Ltd.	21,441	65,939
*	Hanwha Investment & Securities Co. Ltd.	55,055	93,933
*	Hanwha Life Insurance Co. Ltd.	122,230	251,178
#*	Hanwha Ocean Co. Ltd.	2,064	36,096
*	Hanwha Solutions Corp.	34,331	731,258
*	Hanyang Digitech Co. Ltd.	2,583	23,647
	Hanyang Eng Co. Ltd.	5,655	58,990
	Hanyang Securities Co. Ltd.	5,181	35,631
	Harim Co. Ltd.	26,787	54,991
	Harim Holdings Co. Ltd.	29,300	143,832
	HB SOLUTION Co. Ltd.	7,112	25,006
	HB Technology Co. Ltd.	31,571	55,970
	HD Hyundai Co. Ltd.	17,111	728,798
	HD Hyundai Construction Equipment Co. Ltd.	6,049	199,670
	HD Hyundai Electric Co. Ltd.	5,196	289,184
	HD Hyundai Energy Solutions Co. Ltd.	4,210	68,305
	HD Hyundai Infracore Co. Ltd.	49,404	245,133
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,653	446,303
	HDC Holdings Co. Ltd.	17,474	80,310
	HDC Hyundai Development Co-Engineering & Construction, Class E	19,170	165,551
	HDCLabs Co. Ltd.	2,261	11,994
	Hecto Financial Co. Ltd.	1,538	15,976
	Hecto Innovation Co. Ltd.	2,951	28,342
	Heerim Architects & Planners	6,183	37,146
*	Helixmith Co. Ltd.	9,460	28,588
#*	HFR, Inc.	4,463	61,112
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	27,490
*	HJ Shipbuilding & Construction Co. Ltd.	6,769	16,836
*	HL D&I Halla Corp.	12,823	19,336
	HL Holdings Corp.	3,298	77,911
	HL Mando Co. Ltd.	13,452	327,598
*	HLB Biostep Co. Ltd.	7,726	14,398
*	HLB Global Co. Ltd.	8,167	21,164
#*	HLB Life Science Co. Ltd.	15,756	104,292
*	HLB PANAGENE Co. Ltd.	3,418	9,085
*	HLB Therapeutics Co. Ltd.	8,610	23,596
*	HLB, Inc.	6,683	143,991
#	HMM Co. Ltd.	96,453	1,044,710
	Home Center Holdings Co. Ltd.	40,607	32,592
*	Homecast Co. Ltd.	8,481	29,809
	Hotel Shilla Co. Ltd.	8,311	384,557
	HS Industries Co. Ltd.	19,339	50,338
*	HSD Engine Co. Ltd.	2,890	16,439
*	Hugel, Inc.	1,434	151,290
#*	Humasis Co. Ltd.	41,254	61,461
*	Humax Co. Ltd.	14,260	29,219

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Humedix Co. Ltd.	2,503	$63,369
	Huons Co. Ltd.	3,135	94,142
	Huons Global Co. Ltd.	2,929	43,597
	Husteel Co. Ltd.	17,299	58,804
*	Huvis Corp.	8,020	25,209
	Huvitz Co. Ltd.	1,345	14,486
	Hwa Shin Co. Ltd.	7,339	55,028
*	Hwail Pharm Co. Ltd.	23,628	34,927
	Hwangkum Steel & Technology Co. Ltd.	4,431	22,683
	Hwaseung Enterprise Co. Ltd.	11,551	72,119
*	HYBE Co. Ltd.	734	119,542
	Hy-Lok Corp.	4,195	73,692
	Hyosung Advanced Materials Corp., Class C	750	198,896
	Hyosung Corp.	3,366	147,242
*	Hyosung Heavy Industries Corp.	1,202	152,458
	Hyosung TNC Corp.	938	248,609
*	Hyulim ROBOT Co. Ltd.	15,388	13,869
	Hyundai Autoever Corp.	1,307	126,188
	Hyundai Bioland Co. Ltd.	2,761	19,130
	Hyundai BNG Steel Co. Ltd.	4,900	51,474
	Hyundai Corp.	4,150	54,321
	Hyundai Department Store Co. Ltd.	6,514	257,984
	Hyundai Elevator Co. Ltd.	3,738	119,692
	Hyundai Engineering & Construction Co. Ltd.	18,938	469,677
	Hyundai Ezwel Co. Ltd.	4,703	21,587
	Hyundai Futurenet Co. Ltd.	10,966	26,305
	Hyundai GF Holdings	21,681	55,979
*	Hyundai Green Food	2,293	19,248
	Hyundai Home Shopping Network Corp.	2,566	78,842
*	Hyundai Livart Furniture Co. Ltd.	6,686	39,521
	Hyundai Marine & Fire Insurance Co. Ltd.	22,649	528,332
*	Hyundai Mipo Dockyard Co. Ltd.	2,568	132,335
	Hyundai Mobis Co. Ltd.	6,124	948,392
	Hyundai Motor Co.	34,165	4,304,247
	Hyundai Motor Securities Co. Ltd.	9,906	59,973
	Hyundai Steel Co.	26,850	652,946
	Hyundai Wia Corp.	7,746	322,448
	HyVision System, Inc.	3,276	45,099
	i3system, Inc.	1,104	21,911
*	iA, Inc.	82,596	23,929
	ICD Co. Ltd.	2,981	15,392
*	Icure Pharm, Inc.	7,701	10,307
	IDIS Holdings Co. Ltd.	2,685	22,638
	Iljin Diamond Co. Ltd.	2,208	19,612
	Iljin Electric Co. Ltd.	4,561	42,426
	Iljin Holdings Co. Ltd.	11,120	30,120
	Iljin Power Co. Ltd.	4,220	32,160
	Ilshin Spinning Co. Ltd.	6,900	43,879
	Ilsung Pharmaceuticals Co. Ltd.	2,715	39,326
	Ilyang Pharmaceutical Co. Ltd.	4,099	41,513
	iMarketKorea, Inc.	8,309	48,149
	InBody Co. Ltd.	3,960	63,393
	Incross Co. Ltd.	1,911	13,920
	Industrial Bank of Korea	70,846	586,320
	INFAC Corp.	1,777	10,460
	InfoBank Corp.	1,192	8,574
	Innocean Worldwide, Inc.	5,476	177,228
	InnoWireless Co. Ltd.	2,108	34,127
	Innox Advanced Materials Co. Ltd.	7,249	143,850

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Innox Corp.	852	$12,673
*	Inscobee, Inc.	19,359	16,843
#*	Insun ENT Co. Ltd.	13,154	69,858
*	Insung Information Co. Ltd.	7,278	12,342
	Intellian Technologies, Inc.	1,113	58,384
	Intelligent Digital Integrated Security Co. Ltd.	1,743	26,926
*	Interflex Co. Ltd.	5,423	38,650
	Interojo Co. Ltd.	2,350	53,420
	INTOPS Co. Ltd.	6,004	106,614
*	iNtRON Biotechnology, Inc.	4,530	20,957
	Inzi Controls Co. Ltd.	5,722	31,505
*	IS Dongseo Co. Ltd.	9,358	174,828
#	ISC Co. Ltd.	3,475	179,395
	i-SENS, Inc.	1,718	29,296
*	ISU Abxis Co. Ltd.	3,988	16,739
	ISU Chemical Co. Ltd.	1,897	16,747
*	ISU Specialty Chemical	931	79,341
	IsuPetasys Co. Ltd.	11,986	193,745
*	ITEK, Inc.	5,575	29,569
*	ITM Semiconductor Co. Ltd.	1,624	24,085
*	Jahwa Electronics Co. Ltd.	3,097	48,480
	JASTECH Ltd.	6,512	36,408
	JB Financial Group Co. Ltd.	46,009	344,152
	JC Chemical Co. Ltd.	7,961	39,460
*	Jeisys Medical, Inc.	16,079	125,519
*	Jeju Air Co. Ltd.	13,916	109,109
*	Jeju Semiconductor Corp.	18,918	56,007
*	Jin Air Co. Ltd.	7,997	66,488
	Jinsung T.E.C	3,547	25,283
	JLS Co. Ltd.	3,636	19,285
	JNK Heaters Co. Ltd.	5,529	20,697
*	JNTC Co. Ltd.	3,202	25,267
*††	Jokwang ILI Co. Ltd.	21,810	8,866
*	JoyCity Corp.	8,305	14,561
#	Jusung Engineering Co. Ltd.	15,413	281,875
	JVM Co. Ltd.	850	16,430
	JW Life Science Corp.	3,290	30,590
	JYP Entertainment Corp.	7,401	563,362
*	K Car Co. Ltd.	3,752	26,135
	Kakao Corp.	8,683	244,737
#*	Kakao Games Corp.	3,870	67,170
	KakaoBank Corp.	5,654	76,517
*††	Kanglim Co. Ltd.	24,778	6,917
	Kangnam Jevisco Co. Ltd.	1,835	26,862
*	Kangstem Biotech Co. Ltd.	4,392	4,430
	KAON Group Co. Ltd.	7,078	30,746
	KB Financial Group, Inc.	57,001	2,172,796
#	KB Financial Group, Inc., ADR	33,276	1,269,812
	KC Co. Ltd.	3,423	38,560
	KC Tech Co. Ltd.	3,975	56,098
	KCC Corp.	964	169,866
	KCC Glass Corp.	5,228	157,046
	KCTC	13,067	37,786
	KEC Corp.	35,410	32,928
*	Kencoa Aerospace Co.	809	6,602
	KEPCO Engineering & Construction Co., Inc.	1,335	51,850
	KEPCO Plant Service & Engineering Co. Ltd.	6,544	158,334
	Keyang Electric Machinery Co. Ltd.	4,700	6,787
*	KEYEAST Co. Ltd.	3,383	15,520

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KG Chemical Corp.	25,310	$113,718
#	KG Dongbusteel	14,808	77,609
	KG Eco Technology Service Co. Ltd.	12,156	100,674
*††	KG Mobility Co.	11,787	64,058
#	Kginicis Co. Ltd.	7,291	55,963
	KGMobilians Co. Ltd.	9,604	33,924
	KH Vatec Co. Ltd.	6,435	68,824
	Kia Corp.	77,376	4,420,601
*	Kib Plug Energy	46,690	28,309
	KidariStudio, Inc.	8,599	25,592
	KINX, Inc.	1,034	65,311
	KISCO Corp.	7,715	35,120
	KISCO Holdings Co. Ltd.	3,689	56,905
	KISWIRE Ltd.	5,001	70,038
#	KIWOOM Securities Co. Ltd.	6,044	361,365
*	KMW Co. Ltd.	3,770	28,022
*	KNJ Co. Ltd.	1,163	13,872
*	KNW Co. Ltd.	5,184	29,885
*	KoBioLabs, Inc.	2,360	12,304
	Koentec Co. Ltd.	6,645	35,486
	Koh Young Technology, Inc.	15,136	124,038
	Kolmar BNH Co. Ltd.	4,947	60,305
	Kolmar Korea Holdings Co. Ltd.	8,438	41,996
	Kolon Corp.	3,612	42,541
	Kolon Global Corp.	2,282	21,557
	Kolon Industries, Inc.	9,355	302,197
*	Kolon Life Science, Inc.	583	11,559
*	Kolon Mobility Group Corp.	7,567	14,882
	Kolon Plastic, Inc.	3,586	20,428
	KoMiCo Ltd.	2,410	79,137
*	KONA I Co. Ltd.	3,514	46,727
	Korea Alcohol Industrial Co. Ltd.	5,591	42,257
	Korea Arlico Pharm Co. Ltd.	2,061	9,065
	Korea Asset In Trust Co. Ltd.	27,658	66,137
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	33,485
*	Korea Circuit Co. Ltd.	7,616	76,819
*	Korea District Heating Corp.	664	11,392
	Korea Electric Terminal Co. Ltd.	3,099	144,935
	Korea Electronic Certification Authority, Inc.	4,271	11,637
	Korea Electronic Power Industrial Development Co. Ltd.	4,827	25,040
	Korea Export Packaging Industrial Co. Ltd.	8,450	16,901
*	Korea Gas Corp.	6,890	116,763
#*	Korea Information & Communications Co. Ltd.	8,567	53,692
	Korea Information Certificate Authority, Inc.	2,713	8,558
	Korea Investment Holdings Co. Ltd.	9,969	372,677
*	Korea Line Corp.	87,607	108,631
	Korea Movenex Co. Ltd.	14,544	96,270
	Korea Parts & Fasteners Co. Ltd.	12,229	42,711
	Korea Petrochemical Ind Co. Ltd.	1,862	219,953
	Korea Petroleum Industries Co.	3,884	48,126
	Korea Ratings Corp.	564	31,887
	Korea Real Estate Investment & Trust Co. Ltd.	73,914	63,966
	Korea Zinc Co. Ltd.	759	263,766
	Korean Air Lines Co. Ltd.	60,671	923,120
	Korean Reinsurance Co.	45,961	302,303
	Kortek Corp.	6,709	33,911
*	KOSES Co. Ltd.	874	5,658
*	KPS Corp.	1,718	7,750
	KPX Chemical Co. Ltd.	1,121	35,297

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Krafton, Inc.	3,502	$426,306
	KSS LINE Ltd.	8,802	51,355
*	Kt alpha Co. Ltd.	8,575	34,263
#	KT Corp., Sponsored ADR	12,498	150,976
	KT Skylife Co. Ltd.	14,816	64,701
	KTCS Corp.	9,824	25,875
	Kukdo Chemical Co. Ltd.	703	20,366
	Kukdong Oil & Chemicals Co. Ltd.	10,859	42,283
*	Kukje Pharma Co. Ltd.	4,143	15,608
*	Kum Yang Co. Ltd.	1,278	83,530
*	Kumho HT, Inc.	61,887	29,845
	Kumho Petrochemical Co. Ltd.	6,714	631,026
#*	Kumho Tire Co., Inc.	60,453	188,332
	KUMHOE&C Co. Ltd.	9,581	35,901
	Kumkang Kind Co. Ltd.	8,100	32,041
	Kwang Myung Electric Co. Ltd.	9,862	15,209
	KX Innovation Co. Ltd.	3,585	12,318
	Kyeryong Construction Industrial Co. Ltd.	4,158	38,905
	Kyobo Securities Co. Ltd.	9,892	35,647
	Kyung Dong Navien Co. Ltd.	3,389	120,495
	Kyungbang Co. Ltd.	5,365	31,685
*	Kyungchang Industrial Co. Ltd.	11,095	19,671
	KyungDong Invest Co. Ltd.	280	15,605
	Kyung-In Synthetic Corp.	15,465	41,354
	L&C Bio Co. Ltd.	1,727	36,303
	L&F Co. Ltd.	3,262	317,304
*	LabGenomics Co. Ltd.	6,842	16,644
#*	Lake Materials Co. Ltd.	15,024	126,332
	LaonPeople, Inc.	2,880	11,625
*	LB Semicon, Inc.	15,850	69,528
	Lee Ku Industrial Co. Ltd.	6,154	16,668
	LEENO Industrial, Inc.	2,523	258,199
	LF Corp.	9,746	100,816
	LG Chem Ltd.	4,876	1,598,070
	LG Corp.	14,146	809,703
#*	LG Display Co. Ltd., ADR	121,612	539,957
	LG Electronics, Inc.	38,603	2,863,686
	LG H&H Co. Ltd.	1,962	459,979
	LG HelloVision Co. Ltd.	22,501	55,385
	LG Innotek Co. Ltd.	5,241	869,861
	LG Uplus Corp.	102,489	768,125
	Lightron, Inc.	4,107	8,495
	LOT Vacuum Co. Ltd.	4,434	67,015
	Lotte Chemical Corp.	3,390	368,144
#	Lotte Corp.	7,538	145,379
*	Lotte Data Communication Co.	2,118	43,917
#	Lotte Energy Materials Corp.	2,285	65,460
	LOTTE Fine Chemical Co. Ltd.	7,738	321,431
*	Lotte Non-Life Insurance Co. Ltd.	32,778	58,171
	Lotte Rental Co. Ltd.	6,953	132,602
	Lotte Shopping Co. Ltd.	2,790	149,205
	Lotte Wellfood Co. Ltd.	1,356	114,572
	LS Cable & System Asia Ltd.	3,866	32,084
	LS Corp.	5,173	300,771
	LS Electric Co. Ltd.	4,682	222,725
	LS Marine Solution Co. Ltd.	2,435	17,970
*	LVMC Holdings	48,539	75,310
	LX Hausys Ltd.	4,303	122,089
	LX Semicon Co. Ltd.	3,939	210,400

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	M.I.Tech Co. Ltd.	2,615	$12,846
*	M2N Co. Ltd.	8,482	18,507
	Macquarie Korea Infrastructure Fund	81,032	722,038
	Maeil Dairies Co. Ltd.	2,167	72,658
	MAKUS, Inc.	5,043	32,651
*	Manho Rope & Wire Ltd.	810	28,278
	Mcnex Co. Ltd.	5,122	105,521
*	MDS Tech, Inc.	12,968	13,488
	Mediana Co. Ltd.	2,287	10,082
*	Medipost Co. Ltd.	6,770	35,020
	Medytox, Inc.	753	115,199
	Meerecompany, Inc.	913	16,767
	MegaStudy Co. Ltd.	3,816	30,692
	MegaStudyEdu Co. Ltd.	3,460	159,040
	Meritz Financial Group, Inc.	38,331	1,426,606
*	Mgame Corp.	7,410	33,044
	Mi Chang Oil Industrial Co. Ltd.	382	20,493
*	MiCo Ltd.	11,862	69,622
*	Mirae Asset Life Insurance Co. Ltd.	21,538	80,683
	Mirae Asset Securities Co. Ltd.	62,214	304,768
*	Mirae Asset Venture Investment Co. Ltd.	12,030	38,867
*	Mirae Corp.	6,744	15,082
	Miwon Chemicals Co. Ltd.	571	28,199
	Miwon Commercial Co. Ltd.	595	72,670
	Miwon Holdings Co. Ltd.	324	20,047
	Miwon Specialty Chemical Co. Ltd.	519	54,070
	MK Electron Co. Ltd.	8,599	69,159
	MNTech Co. Ltd.	3,027	34,138
	Mobase Electronics Co. Ltd.	28,560	39,213
*	Mobile Appliance, Inc.	4,796	9,692
*	Modetour Network, Inc.	1,786	21,140
	Moorim P&P Co. Ltd.	14,195	32,224
	Motonic Corp.	4,135	25,173
	Motrex Co. Ltd.	4,887	51,859
*	mPlus Corp.	1,540	12,483
	MS Autotech Co. Ltd.	13,133	49,987
	Multicampus Co. Ltd.	1,558	35,810
*	Myoung Shin Industrial Co. Ltd.	11,471	134,111
*	N2tech Co. Ltd.	17,578	7,788
	Namhae Chemical Corp.	10,948	57,639
*	Namsun Aluminum Co. Ltd.	35,479	50,501
*	Namuga Co. Ltd.	2,390	19,012
	Namyang Dairy Products Co. Ltd.	175	59,833
*	NanoenTek, Inc.	3,851	9,219
	Nasmedia Co. Ltd.	1,721	25,397
*	Nature & Environment Co. Ltd.	22,791	17,012
	Nature Holdings Co. Ltd.	4,671	74,975
	NAVER Corp.	4,151	580,323
	NCSoft Corp.	2,518	435,027
	NeoPharm Co. Ltd.	2,082	38,284
*	Neowiz	3,671	75,243
*	Neowiz Holdings Corp.	1,665	24,663
*	Nepes Ark Corp.	3,018	39,176
#*	NEPES Corp.	8,060	95,241
*	Neptune Co.	3,304	16,540
*Ω	Netmarble Corp.	4,371	125,487
	New Power Plasma Co. Ltd.	7,937	28,854
	Nexen Corp.	9,997	28,971
	Nexen Tire Corp.	18,926	104,457

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Nexon Games Co. Ltd.	1,561	$17,418
*	Next Entertainment World Co. Ltd.	3,907	11,806
#	NEXTIN, Inc.	2,166	86,181
	NH Investment & Securities Co. Ltd., Class C	36,969	265,231
*	NHN Corp.	7,894	125,220
	NHN KCP Corp.	8,874	52,993
	NI Steel Co. Ltd.	11,528	48,732
	NICE Holdings Co. Ltd.	9,918	88,195
	Nice Information & Telecommunication, Inc.	3,525	53,329
	NICE Information Service Co. Ltd.	14,058	91,782
	NICE Total Cash Management Co. Ltd., Class C	7,593	31,810
	Nong Shim Holdings Co. Ltd.	900	43,663
	NongShim Co. Ltd.	513	168,723
	NOROO Paint & Coatings Co. Ltd.	4,323	29,177
	NOVAREX Co. Ltd.	5,053	47,147
	NPC	7,683	27,750
	Oceanbridge Co. Ltd.	1,416	11,509
*	OCI Co. Ltd.	2,461	190,439
#	OCI Holdings Co. Ltd.	5,434	392,609
	Okong Corp.	7,450	15,677
	OptoElectronics Solutions Co. Ltd.	1,981	16,882
*	Orbitech Co. Ltd.	3,429	8,230
	Orion Corp.	8,859	784,051
	Orion Holdings Corp.	12,345	145,165
*††	Osung Advanced Materials Co. Ltd.	28,148	29,222
	Ottogi Corp.	937	259,909
	Paik Kwang Industrial Co. Ltd.	13,688	78,953
*	Pan Entertainment Co. Ltd.	4,174	10,916
#	Pan Ocean Co. Ltd.	124,484	397,428
	Pan-Pacific Co. Ltd.	12,811	15,980
	Park Systems Corp.	1,480	153,915
#	Partron Co. Ltd.	28,248	181,916
	Paseco Co. Ltd.	2,696	20,983
*	Pearl Abyss Corp.	1,494	54,734
	People & Technology, Inc.	5,524	202,543
	PHA Co. Ltd.	3,537	23,593
	PharmaResearch Co. Ltd.	2,487	214,740
*	PharmGen Science, Inc.	9,054	36,428
*	Pharmicell Co. Ltd.	6,363	29,221
	Philoptics Co. Ltd.	3,684	24,411
	PI Advanced Materials Co. Ltd.	3,994	72,643
	Poongsan Holdings Corp.	1,875	44,615
#	Posco DX Co. Ltd.	12,040	439,255
	POSCO Future M Co. Ltd.	410	72,251
	Posco M-Tech Co. Ltd.	2,492	39,394
	POSCO Steeleon Co. Ltd.	667	23,427
*	Power Logics Co. Ltd.	4,463	21,734
	Protec Co. Ltd.	1,643	51,973
#	PSK, Inc.	7,547	96,519
	Pulmuone Co. Ltd.	3,936	29,207
	QSI Co. Ltd.	1,523	10,076
*	Rainbow Robotics	312	32,735
*	RaonSecure Co. Ltd.	7,286	11,431
*	Ray Co. Ltd.	802	11,570
	Reyon Pharmaceutical Co. Ltd.	2,366	24,836
	RFHIC Corp.	3,423	35,219
*	RFTech Co. Ltd.	16,022	43,911
*	Robostar Co. Ltd.	1,376	24,269
	Rorze Systems Corp.	1,847	7,499

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Rsupport Co. Ltd.	6,747	$17,647
	S&S Tech Corp.	2,702	76,060
	S-1 Corp.	6,233	251,919
	Sajo Industries Co. Ltd.	851	24,641
	Sajodaerim Corp.	1,835	37,946
	Sam Young Electronics Co. Ltd.	4,997	29,322
	Sam Yung Trading Co. Ltd.	6,134	55,460
	Sambo Motors Co. Ltd.	8,689	33,596
*	Sambu Engineering & Construction Co. Ltd.	13,366	25,599
	Samchully Co. Ltd.	516	35,377
	Samho Development Co. Ltd.	8,183	19,825
	SAMHWA Paints Industrial Co. Ltd.	4,793	21,426
	Samick Musical Instruments Co. Ltd.	25,745	19,720
	Samick THK Co. Ltd.	2,406	17,781
	Samji Electronics Co. Ltd.	5,168	28,367
	Samjin Pharmaceutical Co. Ltd.	2,505	39,143
*	Samkee Corp.	18,711	28,064
	Sammok S-Form Co. Ltd.	2,476	27,939
*Ω	Samsung Biologics Co. Ltd.	754	396,383
	Samsung C&T Corp.	10,919	863,318
	Samsung Card Co. Ltd.	10,089	234,325
	Samsung Electro-Mechanics Co. Ltd.	15,487	1,431,944
	Samsung Electronics Co. Ltd., GDR	7,176	8,973,413
	Samsung Electronics Co. Ltd.	605,899	30,158,549
*	Samsung Engineering Co. Ltd.	48,942	862,584
	Samsung Fire & Marine Insurance Co. Ltd.	10,578	2,022,751
*	Samsung Heavy Industries Co. Ltd.	23,969	121,510
	Samsung Life Insurance Co. Ltd.	11,553	618,540
*	Samsung Pharmaceutical Co. Ltd.	10,916	20,782
	Samsung Publishing Co. Ltd.	1,240	13,555
	Samsung SDI Co. Ltd.	6,657	2,107,723
	Samsung SDS Co. Ltd.	4,962	508,629
	Samsung Securities Co. Ltd.	22,367	585,933
	SAMT Co. Ltd.	22,161	41,751
	Samwha Capacitor Co. Ltd.	2,639	63,761
	Samyang Corp.	1,532	47,213
	Samyang Foods Co. Ltd.	1,686	229,092
	Samyang Holdings Corp.	2,127	107,106
	Samyang Packaging Corp.	2,637	29,427
	Samyang Tongsang Co. Ltd.	846	29,255
*	Samyoung Co. Ltd.	6,764	25,065
	Sang-A Frontec Co. Ltd.	2,614	34,491
*	Sangsangin Co. Ltd.	11,392	35,691
	Sangsin Energy Display Precision Co. Ltd.	3,457	36,278
	Saramin Co. Ltd.	2,279	32,227
	Satrec Initiative Co. Ltd.	829	15,859
*	SBI Investment Korea Co. Ltd.	40,530	21,111
*	S-Connect Co. Ltd.	18,785	24,366
	SD Biosensor, Inc.	22,479	160,619
*	SDN Co. Ltd.	13,861	11,453
	SeAH Besteel Holdings Corp.	7,225	116,715
	SeAH Holdings Corp.	419	33,008
	SeAH Steel Corp.	565	51,688
	SeAH Steel Holdings Corp.	1,326	196,886
	Sebang Co. Ltd.	6,012	47,315
	Sebang Global Battery Co. Ltd.	3,144	115,253
	Seegene, Inc.	15,512	219,738
	Sejin Heavy Industries Co. Ltd.	2,811	9,187
	Sejong Industrial Co. Ltd.	9,135	35,506

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sejong Telecom, Inc.	62,057	$28,351
*	Sekonix Co. Ltd.	8,337	37,310
*	Selvas AI, Inc.	3,880	48,412
	Sempio Foods Co.	730	14,007
	Seobu T&D	14,231	77,634
	Seohan Co. Ltd.	57,673	38,827
	Seohee Construction Co. Ltd.	59,699	61,553
#*	Seojin System Co. Ltd.	11,556	143,501
	Seoul Auction Co. Ltd.	2,218	14,704
	Seoul City Gas Co. Ltd.	597	26,406
	Seoul Semiconductor Co. Ltd.	18,042	135,005
	Seoyon Co. Ltd.	6,326	31,105
	Seoyon E-Hwa Co. Ltd.	6,625	70,306
*	Sewon E&C Co. Ltd.	21,080	19,823
	Sewoon Medical Co. Ltd.	4,473	8,201
#	SFA Engineering Corp.	6,845	141,607
#*	SFA Semicon Co. Ltd.	19,513	68,615
	SGC e Tec E&C Co. Ltd.	1,186	16,149
	SGC Energy Co. Ltd.	4,711	94,170
	SH Energy & Chemical Co. Ltd.	52,416	29,018
	Shin Heung Energy & Electronics Co. Ltd.	1,521	41,295
	Shindaeyang Paper Co. Ltd.	6,808	27,616
	Shinhan Financial Group Co. Ltd.	101,353	2,605,208
#	Shinhan Financial Group Co. Ltd., ADR	2,215	56,460
	Shinil Electronics Co. Ltd.	12,080	16,505
	Shinsegae Information & Communication Co. Ltd.	3,454	28,918
#	Shinsegae International, Inc.	7,738	89,388
	Shinsegae, Inc.	2,893	362,350
	Shinsung Delta Tech Co. Ltd.	5,603	160,485
*	Shinsung E&G Co. Ltd.	17,368	23,639
	Shinsung Tongsang Co. Ltd.	20,437	31,362
	Shinwon Corp.	17,258	17,400
	Shinyoung Securities Co. Ltd.	1,754	72,768
*	Showbox Corp.	9,860	19,985
*	Signetics Corp.	8,450	6,298
	SIGONG TECH Co. Ltd.	4,127	17,131
	Silla Co. Ltd.	2,472	15,285
	Simmtech Co. Ltd.	9,402	230,644
	Simmtech Holdings Co. Ltd.	12,970	23,078
	Sindoh Co. Ltd.	2,207	52,232
*	SK Biopharmaceuticals Co. Ltd.	988	55,291
*	SK Bioscience Co. Ltd.	984	44,287
#	SK Chemicals Co. Ltd.	4,083	170,934
	SK D&D Co. Ltd.	5,388	109,685
	SK Discovery Co. Ltd.	4,939	135,415
	SK Gas Ltd.	1,450	159,050
	SK Hynix, Inc.	109,958	9,548,983
*Ω	SK IE Technology Co. Ltd.	1,221	53,840
*	SK Innovation Co. Ltd.	12,665	1,153,839
*	SK oceanplant Co. Ltd.	3,000	35,730
	SK Securities Co. Ltd.	170,647	72,970
	SK Telecom Co. Ltd.	18,582	677,629
	SK Telecom Co. Ltd., Sponsored ADR	1,260	25,521
	SKC Co. Ltd.	1,962	114,741
	SL Corp.	8,218	181,563
*	SM Culture & Contents Co. Ltd.	6,924	9,481
	SM Entertainment Co. Ltd.	2,299	172,412
*	SM Life Design Group Co. Ltd.	10,529	14,531
	SMCore, Inc.	1,609	6,049

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SNT Holdings Co. Ltd.	3,470	$41,196
	S-Oil Corp.	13,725	677,364
*	Solborn, Inc.	7,338	20,905
	Solid, Inc.	17,343	75,509
*	SOLUM Co. Ltd.	13,117	281,820
	Solus Advanced Materials Co. Ltd.	1,712	27,879
	Songwon Industrial Co. Ltd.	7,797	99,148
*	Sonid, Inc.	14,530	25,599
	Soosan Heavy Industries Co. Ltd.	13,720	19,955
	Soulbrain Co. Ltd.	1,405	242,588
	Soulbrain Holdings Co. Ltd.	2,191	53,084
	SPC Samlip Co. Ltd.	1,112	53,392
	SPG Co. Ltd.	2,271	45,690
	Spigen Korea Co. Ltd.	1,896	42,851
	ST Pharm Co. Ltd.	1,354	68,331
	STIC Investments, Inc.	11,041	50,778
*	Straffic Co. Ltd.	5,984	15,743
*	Studio Dragon Corp.	4,079	148,050
*	STX Heavy Industries Co. Ltd.	4,552	33,779
	Sugentech, Inc.	7,423	33,042
	Suheung Co. Ltd.	2,902	61,045
*	SU-Holdings Co. Ltd.	13,420	7,862
*	Sukgyung AT Co. Ltd.	508	17,492
	Sun Kwang Co. Ltd.	723	9,008
	Sung Kwang Bend Co. Ltd.	7,865	78,763
*	Sungchang Enterprise Holdings Ltd.	19,774	25,871
	Sungwoo Hitech Co. Ltd.	28,667	168,003
	Sunjin Co. Ltd.	6,600	35,002
*	Sunny Electronics Corp.	17,982	30,793
*	Suprema, Inc.	1,914	27,423
	SV Investment Corp.	9,883	12,742
*	SY Co. Ltd.	11,683	50,590
*	Synergy Innovation Co. Ltd.	10,345	21,080
*	Synopex, Inc.	31,414	86,572
	Systems Technology, Inc.	2,030	41,390
*	T Scientific Co. Ltd.	15,294	33,024
	T&L Co. Ltd.	1,763	57,661
	Tae Kyung Industrial Co. Ltd.	6,615	32,623
	Taekwang Industrial Co. Ltd.	146	62,525
	Taekyung BK Co. Ltd.	4,762	22,323
*††	Taewoong Co. Ltd.	3,088	35,327
	Taeyang Metal Industrial Co. Ltd.	7,858	17,670
	Taeyoung Engineering & Construction Co. Ltd.	11,082	29,545
*	Taihan Electric Wire Co. Ltd.	12,049	99,399
*	Taihan Fiberoptics Co. Ltd.	20,519	19,762
	TCC Steel	3,263	126,653
	TechWing, Inc.	11,356	73,284
*	Telcon RF Pharmaceutical, Inc.	24,191	12,352
	Telechips, Inc.	1,522	23,009
	TES Co. Ltd.	3,436	50,163
*	Thinkware Systems Corp.	2,170	22,646
	TK Corp.	8,069	90,987
	TKG Huchems Co. Ltd.	10,148	164,496
	TLB Co. Ltd.	2,610	44,595
	Tokai Carbon Korea Co. Ltd.	2,058	126,731
*	Tongyang Life Insurance Co. Ltd.	24,537	79,821
	Tongyang, Inc.	72,698	53,550
*	Top Engineering Co. Ltd.	5,710	22,995
	Toptec Co. Ltd.	7,336	39,273

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Tovis Co. Ltd.	3,988	$50,341
	Tplex Co. Ltd.	6,418	15,137
	TS Corp.	19,785	44,665
	TSE Co. Ltd.	1,426	37,681
*	Tuksu Construction Co. Ltd.	3,773	19,612
	TY Holdings Co. Ltd.	10,953	42,625
	TYM Corp.	18,418	67,817
	Ubiquoss Holdings, Inc.	2,043	18,326
	Ubiquoss, Inc.	4,144	45,560
*	Ubivelox, Inc.	959	10,597
	Uju Electronics Co. Ltd.	3,176	30,147
	Uni-Chem Co. Ltd.	17,481	22,037
	Unick Corp.	5,333	19,055
*	Unid Btplus Co. Ltd.	3,171	17,715
	Unid Co. Ltd.	2,411	136,517
	Union Materials Corp.	5,948	10,867
	Union Semiconductor Equipment & Materials Co. Ltd.	7,723	39,658
	Uniquest Corp.	4,583	17,231
*	Unison Co. Ltd.	14,537	11,711
*	UniTest, Inc.	4,160	33,894
	Unitrontech Co. Ltd.	8,834	25,563
	Value Added Technology Co. Ltd.	2,860	61,557
*	Very Good Tour Co. Ltd.	2,162	11,973
	Viatron Technologies, Inc.	4,608	27,478
*	VICTEK Co. Ltd.	4,914	16,808
*††	Vidente Co. Ltd.	19,231	35,456
	Vieworks Co. Ltd.	2,184	47,807
*	Vina Tech Co. Ltd.	559	16,724
	Vitzro Tech Co. Ltd.	4,197	23,314
	Vitzrocell Co. Ltd.	4,413	55,615
*	VT Co. Ltd.	7,135	91,786
*	Webcash Corp.	2,311	18,223
	Webzen, Inc.	6,567	66,898
	Whanin Pharmaceutical Co. Ltd.	5,935	61,844
	Winix, Inc.	3,182	21,568
	Wins Co. Ltd.	2,738	24,383
	WiSoL Co. Ltd.	10,907	48,856
*	Won Tech Co. Ltd.	8,302	56,593
*	WONIK CUBE Corp.	13,425	14,133
*	Wonik Holdings Co. Ltd.	21,371	47,186
	WONIK IPS Co. Ltd.	5,837	130,500
	Wonik Materials Co. Ltd.	2,746	53,316
#	Wonik QnC Corp.	6,335	111,308
	Woojin, Inc.	3,958	23,665
*	Woongjin Co. Ltd.	23,540	20,025
	Woongjin Thinkbig Co. Ltd.	27,380	49,443
*	Wooree Bio Co. Ltd.	11,301	20,462
#	Woori Financial Group, Inc., Sponsored ADR	291	7,712
	Woori Financial Group, Inc.	193,259	1,707,006
*	Woori Technology Investment Co. Ltd.	24,695	75,609
*	Woori Technology, Inc.	30,076	28,586
	Wooshin Systems Co. Ltd.	3,961	21,243
*	Woosu AMS Co. Ltd.	5,550	9,103
	Worldex Industry & Trading Co. Ltd., Class C	3,984	65,923
*	Wysiwyg Studios Co. Ltd.	19,187	33,515
	Y G-1 Co. Ltd.	5,166	20,279
	Y-entec Co. Ltd.	7,276	38,034
	Yesco Holdings Co. Ltd.	755	18,554
*	Yest Co. Ltd.	2,384	23,528

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	YG Entertainment, Inc.	2,679	$109,346
*	YG PLUS	3,947	12,276
*	YIK Corp.	8,752	20,841
	YMC Co. Ltd.	7,373	27,970
*	YMT Co. Ltd.	2,063	16,320
	Youlchon Chemical Co. Ltd.	1,863	38,836
	Young Poong Corp.	182	63,450
	Young Poong Paper Manufacturing Co. Ltd.	1,268	7,671
	Young Poong Precision Corp.	4,334	37,817
	Youngone Corp.	10,287	413,532
	Youngone Holdings Co. Ltd.	3,354	194,587
	Yuanta Securities Korea Co. Ltd.	49,301	86,529
	YuHwa Securities Co. Ltd.	13,635	21,863
*	Yungjin Pharmaceutical Co. Ltd.	9,902	15,407
	Zeus Co. Ltd.	3,147	66,679
	Zinus, Inc.	5,569	78,578

TOTAL SOUTH KOREA			169,483,062

TAIWAN — (19.3%)
	104 Corp.	3,000	18,460
	91APP, Inc.	8,000	23,059
	ABC Taiwan Electronics Corp.	24,860	17,963
	Abico Avy Co. Ltd.	64,054	46,019
	Ability Enterprise Co. Ltd.	114,508	79,644
#	Ability Opto-Electronics Technology Co. Ltd.	19,528	81,728
#	AcBel Polytech, Inc.	238,757	281,586
	Accton Technology Corp.	89,858	1,392,283
	Acer, Inc.	523,287	553,054
	ACES Electronic Co. Ltd.	60,117	52,482
*	Acon Holding, Inc.	71,475	20,702
	Acter Group Corp. Ltd.	40,534	225,175
	Action Electronics Co. Ltd.	103,000	49,946
	Actron Technology Corp.	12,000	60,355
	ADATA Technology Co. Ltd.	70,122	211,700
	Addcn Technology Co. Ltd.	8,613	52,682
	Adlink Technology, Inc.	24,000	42,428
	Advanced Ceramic X Corp.	12,000	79,007
#	Advanced Energy Solution Holding Co. Ltd.	6,000	114,248
	Advanced International Multitech Co. Ltd.	67,000	137,270
	Advanced Optoelectronic Technology, Inc.	49,000	26,781
	Advanced Power Electronics Corp.	29,000	74,579
	Advancetek Enterprise Co. Ltd.	122,908	132,758
	Advantech Co. Ltd.	58,959	605,493
	AEON Motor Co. Ltd.	22,000	24,005
	AGV Products Corp.	230,172	83,028
	Airtac International Group.	10,382	341,335
	Alchip Technologies Ltd.	10,000	820,164
	Alcor Micro Corp.	27,000	44,769
	Alexander Marine Co. Ltd.	3,000	33,715
*	ALI Corp.	97,632	72,051
	All Ring Tech Co. Ltd.	6,000	21,807
	Allied Circuit Co. Ltd.	15,000	57,142
	Allied Supreme Corp.	20,000	192,974
#	Allis Electric Co. Ltd.	77,609	122,135
	Alltek Technology Corp.	79,813	82,912
	Alltop Technology Co. Ltd.	17,751	98,786
	Alpha Networks, Inc.	91,272	100,118
	Altek Corp.	129,727	135,361
	Amazing Microelectronic Corp.	18,144	63,288

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ambassador Hotel	110,000	$160,631
	AMPACS Corp.	32,000	48,556
	Ampire Co. Ltd.	42,000	47,021
	Ample Electronic Technology Co. Ltd.	9,000	18,726
	AMPOC Far-East Co. Ltd.	46,000	99,976
	AmTRAN Technology Co. Ltd.	353,079	124,577
	Anji Technology Co. Ltd.	17,337	19,781
	Anpec Electronics Corp.	32,317	151,474
	AP Memory Technology Corp.	5,000	55,562
#	Apac Opto Electronics, Inc.	36,000	100,119
	Apacer Technology, Inc.	40,506	68,821
	APCB, Inc.	77,000	43,042
	Apex Biotechnology Corp.	48,477	39,946
	Apex International Co. Ltd.	81,868	118,038
	Apex Science & Engineering	70,224	24,081
	Apogee Optocom Co. Ltd.	10,000	21,755
	Arcadyan Technology Corp.	71,755	342,635
	Ardentec Corp.	249,411	501,954
	Ares International Corp.	7,000	10,753
	Argosy Research, Inc.	27,558	99,593
	ASE Technology Holding Co. Ltd., ADR	1,760	13,114
	ASE Technology Holding Co. Ltd.	779,089	2,727,574
	Asia Cement Corp.	534,696	660,283
	Asia Optical Co., Inc.	98,000	183,523
	Asia Polymer Corp.	198,385	144,335
	Asia Tech Image, Inc.	26,000	51,767
#	Asia Vital Components Co. Ltd.	64,422	569,246
	ASIX Electronics Corp.	8,000	29,439
	ASMedia Technology, Inc.	1,312	53,695
	ASolid Technology Co. Ltd.	17,000	49,555
	ASPEED Technology, Inc.	8,258	659,960
	ASROCK, Inc.	23,000	128,743
	Asustek Computer, Inc.	109,996	1,153,322
	Aten International Co. Ltd.	45,000	110,462
	Audix Corp.	42,800	74,559
#	AUO Corp.	1,582,400	765,953
	AUO Corp., ADR	3,683	17,456
	AURAS Technology Co. Ltd.	11,000	97,322
	Aurona Industries, Inc.	42,000	24,226
	Aurora Corp.	23,585	53,844
	Aurotek Corp.	13,000	9,433
	Avalue Technology, Inc.	19,000	55,596
	Avermedia Technologies	57,000	57,957
	Awea Mechantronic Co. Ltd.	13,230	12,044
	Axiomtek Co. Ltd.	26,383	64,790
*	Azurewave Technologies, Inc.	41,000	39,896
	Bafang Yunji International Co. Ltd., Class C	13,000	67,381
*	Bank of Kaohsiung Co. Ltd.	234,964	84,484
	Basso Industry Corp.	69,000	82,738
	BenQ Materials Corp.	83,000	88,512
	BES Engineering Corp.	647,000	233,711
	Billion Electric Co. Ltd.	19,000	21,076
	Bin Chuan Enterprise Co. Ltd.	53,650	35,951
	Bionime Corp.	5,000	12,304
#*	Biostar Microtech International Corp.	54,000	39,502
	Bioteque Corp.	23,010	73,903
#	Bizlink Holding, Inc.	42,406	330,452
	Bora Pharmaceuticals Co. Ltd.	12,989	260,176
	Brave C&H Supply Co. Ltd.	9,000	35,739

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Bright Led Electronics Corp.	47,100	$23,951
	Brighten Optix Corp.	2,000	11,177
	Brighton-Best International Taiwan, Inc.	204,331	209,988
	Brillian Network & Automation Integrated System Co. Ltd.	7,000	27,438
#	Browave Corp.	30,000	79,038
	C Sun Manufacturing Ltd.	64,062	87,874
*	Calin Technology Co. Ltd.	29,000	32,869
	Cameo Communications, Inc.	95,044	27,514
	Capital Futures Corp.	43,629	61,624
	Capital Securities Corp.	773,902	341,111
#	Career Technology MFG. Co. Ltd.	239,126	148,711
	Carnival Industrial Corp.	71,499	26,186
#	Castles Technology Co. Ltd.	38,917	156,573
	Caswell, Inc.	18,000	45,970
	Catcher Technology Co. Ltd.	144,509	810,680
	Cathay Chemical Works	17,000	20,343
	Cathay Financial Holding Co. Ltd.	970,178	1,316,579
	Cathay Real Estate Development Co. Ltd.	278,300	130,507
	Cayman Engley Industrial Co. Ltd.	18,785	32,131
	Celxpert Energy Corp.	39,764	34,443
#	Center Laboratories, Inc.	230,949	326,001
*	Central Reinsurance Co. Ltd.	163,873	113,686
	Chailease Holding Co. Ltd.	270,084	1,465,084
	Chain Chon Industrial Co. Ltd.	88,516	35,555
*	ChainQui Construction Development Co. Ltd.	41,171	19,318
	Chaintech Technology Corp.	13,000	17,548
	Champion Building Materials Co. Ltd.	117,000	32,460
	Champion Microelectronic Corp.	21,600	45,063
	Chang Hwa Commercial Bank Ltd.	901,550	477,621
	Chang Wah Electromaterials, Inc.	148,240	138,235
	Chang Wah Technology Co. Ltd.	128,500	128,393
	Channel Well Technology Co. Ltd.	94,000	237,683
	Chant Sincere Co. Ltd.	28,000	56,825
	Charoen Pokphand Enterprise	74,676	208,790
	CHC Healthcare Group	49,000	91,658
	CHC Resources Corp.	16,379	27,924
	Chen Full International Co. Ltd.	46,000	52,570
#	Chenbro Micom Co. Ltd.	9,000	50,469
#	Cheng Loong Corp.	404,480	353,381
	Cheng Mei Materials Technology Corp.	238,153	90,910
	Cheng Shin Rubber Industry Co. Ltd.	541,808	740,404
	Cheng Uei Precision Industry Co. Ltd.	202,159	240,239
#	Chenming Electronic Technology Corp.	43,000	56,268
	Chia Chang Co. Ltd.	52,000	66,616
#	Chia Hsin Cement Corp.	218,280	120,094
	Chian Hsing Forging Industrial Co. Ltd.	24,200	22,803
	Chicony Electronics Co. Ltd.	226,350	871,390
	Chicony Power Technology Co. Ltd.	73,731	255,269
	Chief Telecom, Inc.	9,900	98,369
	Chieftek Precision Co. Ltd.	31,075	59,659
	Chien Kuo Construction Co. Ltd.	80,540	33,571
	Chien Shing Harbour Service Co. Ltd.	31,000	36,577
	Chime Ball Technology Co. Ltd.	10,565	12,328
	China Airlines Ltd.	1,173,062	703,199
	China Bills Finance Corp.	351,000	154,307
	China Chemical & Pharmaceutical Co. Ltd.	121,000	85,823
*	China Development Financial Holding Corp.	2,505,999	875,994
	China Electric Manufacturing Corp.	127,170	62,157
	China Fineblanking Technology Co. Ltd.	14,677	14,158

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China General Plastics Corp.	177,602	$117,151
	China Glaze Co. Ltd.	60,680	26,065
*	China Man-Made Fiber Corp.	585,965	143,442
	China Metal Products	143,190	155,043
	China Motor Corp.	53,600	143,709
*	China Petrochemical Development Corp.	1,777,033	557,229
	China Steel Chemical Corp.	67,227	247,228
	China Steel Corp.	1,841,940	1,374,186
	China Steel Structure Co. Ltd.	13,000	20,503
	China Wire & Cable Co. Ltd.	36,120	37,847
	Chinese Maritime Transport Ltd.	35,120	42,553
	Ching Feng Home Fashions Co. Ltd.	59,450	31,388
	Chin-Poon Industrial Co. Ltd.	192,113	206,677
	Chipbond Technology Corp.	265,000	556,637
	ChipMOS Technologies, Inc.	271,594	344,235
	ChipMOS Technologies, Inc., ADR	2,049	51,213
	Chlitina Holding Ltd.	25,000	150,555
	Chong Hong Construction Co. Ltd.	97,361	216,939
	Chroma ATE, Inc.	74,466	503,211
	Chun YU Works & Co. Ltd.	66,150	44,724
	Chun Yuan Steel Industry Co. Ltd.	243,999	121,765
	Chung Hung Steel Corp.	397,889	265,028
#	Chung Hwa Chemical Industrial Works Ltd.	44,000	38,366
	Chung Hwa Food Industrial Co. Ltd.	16,700	51,055
	Chung Hwa Pulp Corp.	196,246	126,324
	Chung-Hsin Electric & Machinery Manufacturing Corp.	141,000	407,133
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	20,000	33,356
	Chunghwa Precision Test Tech Co. Ltd.	9,000	138,362
	Chunghwa Telecom Co. Ltd., Sponsored ADR	12,202	434,757
	Chunghwa Telecom Co. Ltd.	255,800	914,879
#	Cleanaway Co. Ltd.	34,000	181,642
#	Clevo Co.	175,869	169,820
*	CMC Magnetics Corp.	482,132	166,760
	C-Media Electronics, Inc.	24,000	35,891
#	Co.-Tech Development Corp.	97,541	176,448
	CoAsia Electronics Corp.	40,094	13,725
	Collins Co. Ltd.	50,000	24,592
	Compal Electronics, Inc.	1,023,086	889,916
	Compeq Manufacturing Co. Ltd.	450,000	735,791
#	Compucase Enterprise	38,000	76,087
	Concord International Securities Co. Ltd.	52,978	24,945
*	Concord Securities Co. Ltd.	229,912	92,071
#	Continental Holdings Corp.	188,250	156,274
	Contrel Technology Co. Ltd.	70,000	36,163
	Coremax Corp.	33,674	74,673
	Coretronic Corp.	128,600	290,545
	Cowealth Medical Holding Co. Ltd.	27,216	20,533
	Coxon Precise Industrial Co. Ltd.	33,000	14,407
	Creative Sensor, Inc.	30,000	27,137
	Crowell Development Corp.	58,000	48,948
	CTBC Financial Holding Co. Ltd.	3,650,612	2,749,287
	CTCI Corp.	273,555	333,034
	Cub Elecparts, Inc.	5,000	20,292
	CviLux Corp.	40,902	47,008
	CX Technology Co. Ltd.	33,750	26,990
	Cyberlink Corp.	14,000	38,497
	CyberPower Systems, Inc.	25,200	152,628
*	CyberTAN Technology, Inc.	144,576	102,605
	Cypress Technology Co. Ltd.	19,048	21,351

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Cystech Electronics Corp.	8,400	$18,676
	DA CIN Construction Co. Ltd.	111,200	131,514
	Dadi Early-Childhood Education Group Ltd.	6,825	10,472
	Dafeng TV Ltd.	28,396	44,088
	Dah San Electric Wire & Cable Co. Ltd.	9,900	11,430
#	Da-Li Development Co. Ltd.	154,519	151,418
	Darfon Electronics Corp.	117,000	157,012
	Darwin Precisions Corp.	202,000	86,428
	Daxin Materials Corp.	8,000	21,944
	De Licacy Industrial Co. Ltd.	139,345	55,910
#	Delpha Construction Co. Ltd.	157,000	130,706
	Delta Electronics, Inc.	90,940	819,541
	Depo Auto Parts Ind Co. Ltd.	47,000	189,223
	DFI, Inc.	14,000	27,594
	Dimerco Data System Corp.	24,884	77,153
	Dimerco Express Corp.	80,643	197,348
	D-Link Corp.	182,136	103,383
	Donpon Precision, Inc.	46,000	38,598
	Dr Wu Skincare Co. Ltd.	5,000	19,749
	Draytek Corp.	26,000	28,941
	Drewloong Precision, Inc.	5,446	24,898
	Dyaco International, Inc.	39,272	38,343
	Dynamic Holding Co. Ltd.	115,382	278,566
	Dynamic Medical Technologies, Inc.	5,500	16,406
	Dynapack International Technology Corp.	70,000	169,536
	E Ink Holdings, Inc.	64,000	333,000
#	E&R Engineering Corp.	34,535	66,028
	E.Sun Financial Holding Co. Ltd.	1,976,239	1,456,170
*	Eastern Media International Corp.	128,197	86,538
	Eclat Textile Co. Ltd.	36,279	577,425
#	Edimax Technology Co. Ltd.	86,000	36,199
	Edison Opto Corp.	56,789	41,246
	Edom Technology Co. Ltd.	88,615	63,722
	eGalax_eMPIA Technology, Inc.	24,467	45,240
	Egis Technology, Inc.	29,000	77,425
	Elan Microelectronics Corp.	53,959	240,538
	E-Lead Electronic Co. Ltd.	16,176	31,288
	E-LIFE MALL Corp.	35,000	90,835
#	Elite Advanced Laser Corp.	71,928	128,568
	Elite Material Co. Ltd.	36,909	411,829
	Elite Semiconductor Microelectronics Technology, Inc.	98,000	255,249
#	Elitegroup Computer Systems Co. Ltd.	162,235	128,423
	eMemory Technology, Inc.	17,000	1,065,074
#	Emerging Display Technologies Corp.	62,000	53,165
	Ennoconn Corp.	34,915	269,506
#*	Ennostar, Inc.	318,227	406,107
	EnTie Commercial Bank Co. Ltd.	218,500	94,673
*	Epileds Technologies, Inc.	43,000	19,199
	Episil Technologies, Inc.	80,000	169,313
	Episil-Precision, Inc.	48,078	85,203
#	Eris Technology Corp.	5,650	36,783
	Eson Precision Ind Co. Ltd.	36,000	63,086
	Eternal Materials Co. Ltd.	411,321	353,413
	Eurocharm Holdings Co. Ltd.	13,000	69,290
	Eva Airways Corp.	908,990	770,836
	Ever Supreme Bio Technology Co. Ltd.	6,597	40,654
*	Everest Textile Co. Ltd.	170,837	39,123
	Evergreen International Storage & Transport Corp.	265,000	244,674
#	Evergreen Marine Corp. Taiwan Ltd.	327,342	1,089,320

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Evergreen Steel Corp.	75,000	$163,392
	Everlight Electronics Co. Ltd.	212,149	290,673
*	Everspring Industry Co. Ltd.	67,700	31,622
	Excel Cell Electronic Co. Ltd.	40,000	28,805
	Excellence Opto, Inc.	32,000	29,285
	Excelliance Mos Corp.	14,000	51,999
	Excelsior Medical Co. Ltd.	53,136	141,658
#	EZconn Corp.	13,250	29,855
	Far Eastern Department Stores Ltd.	348,370	257,648
	Far Eastern International Bank	1,022,715	363,376
	Far Eastern New Century Corp.	1,074,560	979,044
	Far EasTone Telecommunications Co. Ltd.	406,000	951,024
	Faraday Technology Corp.	43,000	405,409
	Farcent Enterprise Co. Ltd.	11,000	19,058
#	Farglory F T Z Investment Holding Co. Ltd.	61,354	88,206
	Farglory Land Development Co. Ltd.	145,442	268,077
	Feedback Technology Corp.	15,400	41,327
	Feng Hsin Steel Co. Ltd.	212,550	412,680
	Feng TAY Enterprise Co. Ltd.	92,265	509,471
	FineTek Co. Ltd.	13,553	36,381
	Firich Enterprises Co. Ltd.	15,395	15,338
	First Financial Holding Co. Ltd.	2,296,921	1,837,872
	First Hi-Tec Enterprise Co. Ltd.	20,709	70,069
	First Hotel	107,746	48,382
	First Insurance Co. Ltd.	103,606	53,895
*	First Steamship Co. Ltd.	341,425	85,247
	FIT Holding Co. Ltd.	72,000	72,210
	Fitipower Integrated Technology, Inc.	42,250	349,735
	Fittech Co. Ltd.	38,000	67,026
#	FLEXium Interconnect, Inc.	196,001	505,525
	Flytech Technology Co. Ltd.	48,373	94,109
	FocalTech Systems Co. Ltd.	30,963	77,341
#	Forcecon Tech Co. Ltd.	29,006	118,882
*	Forest Water Environment Engineering Co. Ltd.	23,183	19,245
	Formosa Advanced Technologies Co. Ltd.	93,000	110,866
	Formosa Chemicals & Fibre Corp.	544,378	1,024,234
	Formosa Electronic Industries, Inc.	10,000	12,455
	Formosa International Hotels Corp.	25,905	161,765
	Formosa Oilseed Processing Co. Ltd.	29,400	48,378
	Formosa Optical Technology Co. Ltd.	17,000	41,949
	Formosa Petrochemical Corp.	54,000	131,924
	Formosa Plastics Corp.	516,134	1,227,455
	Formosa Sumco Technology Corp.	29,000	139,777
#	Formosa Taffeta Co. Ltd.	323,000	251,235
	Formosan Rubber Group, Inc.	91,548	65,984
#	Formosan Union Chemical	148,847	94,196
	Fortune Electric Co. Ltd.	16,000	111,273
	Founding Construction & Development Co. Ltd.	77,460	46,129
	Foxconn Technology Co. Ltd.	236,536	383,787
	Foxsemicon Integrated Technology, Inc.	35,562	200,810
#	Franbo Lines Corp.	61,328	30,170
	Froch Enterprise Co. Ltd.	108,713	58,246
	FSP Technology, Inc.	67,886	100,188
	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	35,260
	Fu Hua Innovation Co. Ltd.	160,621	127,813
	Fubon Financial Holding Co. Ltd.	788,455	1,466,206
#	Fulgent Sun International Holding Co. Ltd.	74,898	297,592
	Fullerton Technology Co. Ltd.	51,000	30,367
#	Fulltech Fiber Glass Corp.	178,855	93,244

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Fusheng Precision Co. Ltd.	49,000	$306,355
	Fwusow Industry Co. Ltd.	107,898	62,485
	G Shank Enterprise Co. Ltd.	62,382	102,313
*	G Tech Optoelectronics Corp.	27,022	13,806
	Gallant Precision Machining Co. Ltd.	47,000	41,058
	Gamania Digital Entertainment Co. Ltd.	56,000	115,923
*	GCS Holdings, Inc.	41,000	43,828
	GEM Services, Inc.	23,670	47,776
	GEM Terminal Industrial Co. Ltd.	26,000	22,342
#	Gemtek Technology Corp.	188,574	190,430
	General Interface Solution Holding Ltd.	130,000	224,142
	General Plastic Industrial Co. Ltd.	34,384	35,884
	Generalplus Technology, Inc.	25,000	38,063
	Genius Electronic Optical Co. Ltd.	42,979	507,382
	Genovate Biotechnology Co. Ltd.	35,420	28,316
	GeoVision, Inc.	37,264	46,152
	Getac Holdings Corp.	194,000	435,028
	GFC Ltd.	27,500	67,664
#	Giant Manufacturing Co. Ltd.	75,944	384,016
	Giantplus Technology Co. Ltd.	140,000	52,481
	Gigabyte Technology Co. Ltd.	12,000	81,527
*	Gigasolar Materials Corp.	19,897	49,115
*	Gigastorage Corp.	147,000	75,955
	Global Brands Manufacture Ltd.	155,172	295,985
	Global Lighting Technologies, Inc.	42,000	61,514
	Global Mixed Mode Technology, Inc.	29,000	223,197
	Global PMX Co. Ltd.	23,000	81,119
	Global Unichip Corp.	18,000	804,475
	Globalwafers Co. Ltd.	70,000	1,028,993
*	Globe Union Industrial Corp.	127,298	54,069
	Gloria Material Technology Corp.	210,708	290,846
	GMI Technology, Inc.	63,970	37,597
	Gold Circuit Electronics Ltd.	69,836	382,131
	Goldsun Building Materials Co. Ltd., Class C	275,735	214,549
	Good Will Instrument Co. Ltd.	29,859	31,666
	Gourmet Master Co. Ltd.	50,052	150,386
*	Grand Fortune Securities Co. Ltd.	109,000	38,401
#	Grand Pacific Petrochemical	437,000	213,374
	Grand Process Technology Corp.	5,000	68,718
	GrandTech CG Systems, Inc.	24,915	51,493
	Grape King Bio Ltd.	59,000	269,662
	Great China Metal Industry	78,000	56,877
	Great Taipei Gas Co. Ltd.	115,000	115,168
	Great Tree Pharmacy Co. Ltd.	26,330	275,942
	Great Wall Enterprise Co. Ltd.	251,448	394,748
	Greatek Electronics, Inc.	162,000	291,484
*††	Green Energy Technology, Inc.	181,537	0
	Group Up Industrial Co. Ltd.	18,000	86,523
	GTM Holdings Corp.	63,000	57,025
	Gudeng Precision Industrial Co. Ltd.	9,000	93,703
*	Hai Kwang Enterprise Corp.	30,450	15,811
#	Hannstar Board Corp.	186,734	322,369
*	HannStar Display Corp.	917,000	314,203
*	HannsTouch Holdings Co.	281,781	79,356
	Hanpin Electron Co. Ltd.	26,000	30,670
	Harvatek Corp.	66,052	53,284
	Heran Co. Ltd.	16,000	53,095
	Hi-Clearance, Inc.	13,707	55,848
	Highlight Tech Corp.	42,136	61,477

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	High-Tek Harness Enterprise Co. Ltd.	47,000	$21,847
	Highwealth Construction Corp.	252,574	317,348
	Hi-Lai Foods Co. Ltd.	5,000	21,484
#	HIM International Music, Inc.	13,190	39,010
	Hiroca Holdings Ltd.	20,728	23,169
	Hitron Technology, Inc.	66,799	61,844
	Hiwin Mikrosystem Corp.	16,000	31,165
	Hiwin Technologies Corp.	68,380	414,392
	Hiyes International Co. Ltd.	13,000	32,135
	Ho Tung Chemical Corp.	465,035	120,600
	Hocheng Corp.	112,586	61,864
	Holiday Entertainment Co. Ltd.	18,600	50,224
	Holtek Semiconductor, Inc.	63,000	120,095
	Holy Stone Enterprise Co. Ltd.	73,500	215,499
	Hon Hai Precision Industry Co. Ltd.	1,649,599	4,923,581
	Hon Hai Precision Industry Co. Ltd., GDR	21,158	124,248
	Hong Pu Real Estate Development Co. Ltd.	80,609	67,246
	Hong TAI Electric Industrial	102,000	76,877
	Hong YI Fiber Industry Co.	68,000	34,181
*	Horizon Securities Co. Ltd.	166,420	50,009
	Hota Industrial Manufacturing Co. Ltd.	76,000	145,452
	Hotai Finance Co. Ltd.	61,600	236,850
	Hotai Motor Co. Ltd.	11,220	209,355
	Hotron Precision Electronic Industrial Co. Ltd.	32,272	34,673
	Hsin Kuang Steel Co. Ltd.	102,788	148,132
	Hsin Yung Chien Co. Ltd.	18,364	58,937
	Hsing TA Cement Co.	68,000	36,730
*	HTC Corp.	255,000	349,113
	Hu Lane Associate, Inc.	31,679	135,587
	HUA ENG Wire & Cable Co. Ltd.	119,000	70,849
*	Hua Jung Components Co. Ltd.	70,000	27,559
	Hua Nan Financial Holdings Co. Ltd., Class C	1,864,693	1,169,394
	Huaku Development Co. Ltd.	128,465	362,885
	Huang Hsiang Construction Corp.	56,000	66,596
	Huikwang Corp.	22,000	22,668
	Hung Ching Development & Construction Co. Ltd.	45,000	31,456
	Hung Sheng Construction Ltd.	175,200	97,061
	Huxen Corp.	28,000	44,228
	Hwa Fong Rubber Industrial Co. Ltd.	76,849	32,726
#	Hwacom Systems, Inc.	64,000	33,614
*	IBF Financial Holdings Co. Ltd.	1,172,652	416,195
	IC Plus Corp.	15,000	21,322
	Ichia Technologies, Inc.	118,897	120,118
	I-Chiun Precision Industry Co. Ltd.	71,228	102,723
*	Ideal Bike Corp.	89,000	26,960
	IEI Integration Corp.	62,680	132,870
	Infortrend Technology, Inc.	110,798	64,096
	Info-Tek Corp.	37,000	59,165
	Ingentec Corp.	7,000	37,137
	Innodisk Corp.	37,289	344,415
	Innolux Corp.	2,151,776	811,148
	Inpaq Technology Co. Ltd.	33,344	67,839
	Insyde Software Corp.	11,000	51,289
	Intai Technology Corp.	11,800	41,914
#	Integrated Service Technology, Inc.	48,345	125,818
	IntelliEPI, Inc.	9,000	15,306
	Interactive Digital Technologies, Inc.	5,000	10,753
	International CSRC Investment Holdings Co.	345,400	203,662
	International Games System Co. Ltd., Class C	35,000	674,622

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Inventec Corp.	166,181	$208,186
	Iron Force Industrial Co. Ltd.	18,000	47,032
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	79,072
	ITE Technology, Inc.	38,202	192,603
	ITEQ Corp.	89,628	210,938
	Jarllytec Co. Ltd.	29,000	133,435
	Jean Co. Ltd.	54,250	32,190
	Jentech Precision Industrial Co. Ltd.	15,498	276,376
	Jess-Link Products Co. Ltd.	34,875	90,009
	Jetway Information Co. Ltd.	26,000	28,133
	Jetwell Computer Co. Ltd.	10,000	21,469
	Jia Wei Lifestyle, Inc.	27,592	49,128
	Jih Lin Technology Co. Ltd.	24,000	52,736
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	34,461
#	Jinan Acetate Chemical Co. Ltd.	9,669	290,706
*	Jinli Group Holdings Ltd.	81,159	26,198
	JMC Electronics Co. Ltd.	7,000	8,205
	Jochu Technology Co. Ltd.	16,000	9,985
	Johnson Health Tech Co. Ltd.	25,000	50,926
	Joinsoon Electronics Manufacturing Co. Ltd.	21,000	16,135
	Jourdeness Group Ltd.	11,000	21,165
	K Laser Technology, Inc.	71,000	50,215
	Kaimei Electronic Corp.	40,587	77,488
	Kaori Heat Treatment Co. Ltd.	10,983	71,437
	Kaulin Manufacturing Co. Ltd.	53,000	21,342
	Kedge Construction Co. Ltd.	36,432	81,905
*	Keding Enterprises Co. Ltd.	15,000	58,709
	KEE TAI Properties Co. Ltd.	189,226	88,010
	Kenda Rubber Industrial Co. Ltd.	290,050	261,469
	Kerry TJ Logistics Co. Ltd.	100,000	114,502
	Key Ware Electronics Co. Ltd.	84,959	27,931
	Keystone Microtech Corp.	9,000	61,019
	Kindom Development Co. Ltd.	213,700	225,232
	King Chou Marine Technology Co. Ltd.	33,660	40,785
	King Slide Works Co. Ltd.	7,050	153,867
	King Yuan Electronics Co. Ltd.	497,529	1,178,746
	King’s Town Bank Co. Ltd.	389,000	446,107
*	King’s Town Construction Co. Ltd.	41,348	39,003
	Kinik Co.	37,000	186,482
	Kinko Optical Co. Ltd.	61,769	49,310
	Kinpo Electronics	577,028	248,573
#	Kinsus Interconnect Technology Corp.	145,009	426,917
	KMC Kuei Meng International, Inc.	29,761	110,790
	KNH Enterprise Co. Ltd.	43,000	24,700
	Ko Ja Cayman Co. Ltd.	20,000	42,598
#	KS Terminals, Inc.	70,760	146,394
	Kung Long Batteries Industrial Co. Ltd.	30,000	120,297
*	Kung Sing Engineering Corp.	210,404	59,865
	Kuo Toong International Co. Ltd.	83,625	92,049
*	Kuo Yang Construction Co. Ltd.	90,366	50,241
	Kwong Lung Enterprise Co. Ltd.	58,000	91,483
	KYE Systems Corp.	108,426	38,887
	L&K Engineering Co. Ltd.	73,000	287,644
	La Kaffa International Co. Ltd.	11,000	34,820
	LandMark Optoelectronics Corp.	43,000	124,992
*	Lang, Inc.	16,000	15,756
	Lanner Electronics, Inc.	37,961	104,688
	Largan Precision Co. Ltd.	16,306	1,044,348
	Laser Tek Taiwan Co. Ltd.	27,550	24,633

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Laster Tech Corp. Ltd.	23,821	$36,253
*	Lealea Enterprise Co. Ltd.	336,940	105,617
*	Leatec Fine Ceramics Co. Ltd.	19,000	12,804
	LEE CHI Enterprises Co. Ltd.	95,000	41,983
	Lelon Electronics Corp.	43,694	73,693
	Lemtech Holdings Co. Ltd.	15,115	37,662
	Leo Systems, Inc.	14,000	14,222
*	Leofoo Development Co. Ltd.	42,254	21,790
*	Li Cheng Enterprise Co. Ltd.	38,337	23,584
*	Li Peng Enterprise Co. Ltd.	254,806	59,822
	Lian HWA Food Corp.	41,528	111,918
	Lida Holdings Ltd.	31,320	33,375
	Lien Hwa Industrial Holdings Corp.	182,718	349,625
*	Lily Textile	11,000	9,511
	Lingsen Precision Industries Ltd.	208,000	136,077
#	Lintes Technology Co. Ltd.	4,000	16,296
	Lite-On Technology Corp.	162,395	505,618
	Liton Technology Corp.	32,000	34,008
*	Long Bon International Co. Ltd.	61,180	29,645
	Long Da Construction & Development Corp.	67,000	51,899
	Longchen Paper & Packaging Co. Ltd.	376,349	161,063
	Longwell Co.	55,000	107,305
	Lotes Co. Ltd.	31,508	804,584
	Lu Hai Holding Corp.	24,009	22,451
	Lumax International Corp. Ltd.	39,142	98,186
*	Lung Yen Life Service Corp.	73,000	80,185
#	LuxNet Corp.	12,000	57,531
	M3 Technology, Inc.	5,000	18,278
	M31 Technology Corp.	2,500	67,727
	Macauto Industrial Co. Ltd.	29,000	65,477
	Machvision, Inc.	9,676	53,700
	Macroblock, Inc.	18,000	55,692
	Macronix International Co. Ltd.	658,201	550,004
	Makalot Industrial Co. Ltd.	46,605	521,624
	Marketech International Corp.	36,000	147,765
	Materials Analysis Technology, Inc.	24,360	155,328
	Maxigen Biotech, Inc.	13,650	19,798
	Mayer Steel Pipe Corp.	41,259	35,631
	Mechema Chemicals International Corp.	10,000	23,647
	Medeon Biodesign, Inc.	23,309	34,532
	MediaTek, Inc.	229,360	5,986,147
	Mega Financial Holding Co. Ltd.	831,533	943,569
	Meiloon Industrial Co.	44,520	26,115
*	Mercuries & Associates Holding Ltd.	226,341	88,032
	Mercuries Data Systems Ltd.	15,000	13,270
*	Mercuries Life Insurance Co. Ltd.	1,171,887	182,492
	Merida Industry Co. Ltd.	54,735	280,441
	Merry Electronics Co. Ltd.	101,174	277,356
	METAAGE Corp.	20,000	37,430
	Micro-Star International Co. Ltd.	183,233	938,030
	Mildef Crete, Inc.	29,000	70,652
	MIN AIK Technology Co. Ltd.	61,200	36,988
	Mirle Automation Corp.	50,805	57,855
	Mitac Holdings Corp.	209,125	238,123
	Mitake Information Corp.	6,000	11,119
*	Mobiletron Electronics Co. Ltd.	26,440	42,927
	momo.com, Inc.	21,120	348,193
	MOSA Industrial Corp.	81,154	59,939
	Mosel Vitelic, Inc.	31,000	31,830

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Motech Industries, Inc.	98,000	$82,684
#	MPI Corp.	44,000	257,887
	MSSCORPS Co. Ltd.	8,000	31,072
	Nak Sealing Technologies Corp.	27,000	104,978
#	Namchow Holdings Co. Ltd.	88,000	133,132
	Nan Liu Enterprise Co. Ltd.	18,000	39,074
	Nan Pao Resins Chemical Co. Ltd.	14,000	86,071
*	Nan Ren Lake Leisure Amusement Co. Ltd.	48,000	19,050
	Nan Ya Plastics Corp.	448,674	858,458
	Nan Ya Printed Circuit Board Corp.	89,072	653,797
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	33,985
	Nantex Industry Co. Ltd.	122,964	130,691
	Nanya Technology Corp.	198,000	396,946
	National Aerospace Fasteners Corp.	10,000	26,841
	National Petroleum Co. Ltd.	45,000	89,163
	Netronix, Inc.	34,000	85,282
	New Best Wire Industrial Co. Ltd.	36,600	41,926
*	New Era Electronics Co. Ltd.	33,000	22,336
*	Newmax Technology Co. Ltd.	11,000	10,896
#	Nexcom International Co. Ltd.	44,000	55,112
	Nichidenbo Corp.	83,193	142,866
	Nidec Chaun-Choung Technology Corp.	7,000	25,961
	Nien Hsing Textile Co. Ltd.	58,110	33,923
	Nien Made Enterprise Co. Ltd.	39,000	345,046
	Niko Semiconductor Co. Ltd.	34,800	61,771
	Nishoku Technology, Inc.	18,400	54,927
	Nova Technology Corp.	10,000	38,371
	Novatek Microelectronics Corp.	109,000	1,535,054
#	Nuvoton Technology Corp.	50,000	197,293
	O-Bank Co. Ltd.	584,362	168,351
*	Ocean Plastics Co. Ltd.	95,000	101,837
#	OFCO Industrial Corp.	45,097	27,750
	OK Biotech Co. Ltd.	54,214	39,742
	Oneness Biotech Co. Ltd.	13,653	82,737
#	Optimax Technology Corp.	58,469	56,316
#	Orient Semiconductor Electronics Ltd.	163,310	210,194
	Oriental Union Chemical Corp.	250,821	141,160
	O-TA Precision Industry Co. Ltd.	35,935	94,763
	Pacific Construction Co.	143,000	39,996
	Pacific Hospital Supply Co. Ltd.	23,094	59,133
	Paiho Shih Holdings Corp.	71,058	44,747
	Pan Asia Chemical Corp.	110,940	41,771
	Pan German Universal Motors Ltd.	8,000	75,394
	Pan Jit International, Inc.	131,300	242,965
	Pan-International Industrial Corp.	183,514	193,088
	Panion & BF Biotech, Inc.	15,969	55,781
	Parade Technologies Ltd.	13,400	439,344
	Parpro Corp.	19,000	19,742
*	PChome Online, Inc.	56,208	77,294
#	PCL Technologies, Inc.	23,961	55,929
	P-Duke Technology Co. Ltd.	23,442	68,357
	Pegatron Corp.	525,037	1,225,238
	Pegavision Corp.	17,198	197,421
*	PharmaEssentia Corp.	22,263	221,551
*††	Pharmally International Holding Co. Ltd.	27,096	0
	Phison Electronics Corp.	41,000	591,761
#	Phoenix Silicon International Corp.	50,222	75,984
*	Phytohealth Corp.	63,000	43,329
	Pixart Imaging, Inc.	67,030	266,478

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Planet Technology Corp.	16,000	$59,894
	Plastron Precision Co. Ltd.	59,628	27,492
*	Plotech Co. Ltd.	39,100	20,251
*	Polaris Group	12,000	27,159
	Polytronics Technology Corp.	22,269	35,576
	Posiflex Technology, Inc.	17,346	53,729
	Pou Chen Corp.	574,144	511,770
	Power Wind Health Industry, Inc.	13,632	49,493
	Powerchip Semiconductor Manufacturing Corp.	1,119,000	920,512
	Powertech Technology, Inc.	285,400	927,217
	Powertip Technology Corp.	53,000	24,651
	Poya International Co. Ltd.	20,890	321,131
	President Chain Store Corp.	116,000	922,704
	President Securities Corp.	360,872	194,186
	Primax Electronics Ltd.	205,000	437,825
	Prince Housing & Development Corp.	455,087	149,553
	Princeton Technology Corp.	57,000	49,798
	Pro Hawk Corp.	8,000	37,021
	Progate Group Corp.	4,000	23,740
	Promate Electronic Co. Ltd.	69,000	115,619
	Prosperity Dielectrics Co. Ltd.	52,032	71,525
	Qisda Corp.	359,439	471,832
	QST International Corp.	14,404	25,350
	Qualipoly Chemical Corp.	34,198	35,441
	Quang Viet Enterprise Co. Ltd.	27,000	92,132
	Quanta Computer, Inc.	129,715	765,877
	Quanta Storage, Inc.	88,000	186,725
	Quintain Steel Co. Ltd.	52,134	21,098
#	Radiant Opto-Electronics Corp.	123,144	472,011
*	Radium Life Tech Co. Ltd.	290,537	78,408
#	Rafael Microelectronics, Inc.	11,024	53,785
	Raydium Semiconductor Corp.	24,000	266,573
	Realtek Semiconductor Corp.	63,268	788,497
	Rechi Precision Co. Ltd.	173,173	102,021
*	Rexon Industrial Corp. Ltd.	33,000	40,640
*	Rich Development Co. Ltd.	285,254	78,254
	Right WAY Industrial Co. Ltd.	34,000	17,086
*	Ritek Corp.	325,288	79,296
	Rodex Fasteners Corp.	25,000	33,190
*††	Roo Hsing Co. Ltd.	282,000	30,132
	Ruentex Development Co. Ltd.	345,751	346,746
	Ruentex Engineering & Construction Co.	25,110	77,041
#	Ruentex Industries Ltd.	157,963	279,603
	Run Long Construction Co. Ltd.	48,337	140,019
	Sakura Development Co. Ltd.	117,077	157,098
#	Sampo Corp.	151,200	130,689
	San Fang Chemical Industry Co. Ltd.	92,992	67,023
	San Far Property Ltd.	120,248	64,218
	San Shing Fastech Corp.	50,479	83,918
	Sanitar Co. Ltd.	24,000	25,889
	Sanyang Motor Co. Ltd.	112,684	232,280
	Savior Lifetec Corp.	119,447	67,487
	Scan-D Corp.	11,000	13,987
	SCI Pharmtech, Inc.	14,705	40,613
#	Scientech Corp.	15,000	84,261
	ScinoPharm Taiwan Ltd.	70,000	57,321
	SDI Corp.	57,000	177,839
	Sea & Land Integrated Corp.	37,700	23,414
	Sea Sonic Electronics Co. Ltd.	16,000	44,903

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Securitag Assembly Group Co.	4,000	$12,120
	Senao International Co. Ltd.	34,000	37,751
#	Senao Networks, Inc.	13,000	92,298
	Sensortek Technology Corp.	6,000	77,967
	Sercomm Corp.	108,000	376,816
	Sesoda Corp.	97,315	91,287
	Shanghai Commercial & Savings Bank Ltd.	557,799	739,079
	Shan-Loong Transportation Co. Ltd.	48,000	44,922
	Sharehope Medicine Co. Ltd.	38,793	38,548
	Sheng Yu Steel Co. Ltd.	53,000	38,142
	ShenMao Technology, Inc.	44,435	80,713
	Shieh Yih Machinery Industry Co. Ltd.	24,000	16,340
	Shih Her Technologies, Inc.	29,000	64,756
	Shih Wei Navigation Co. Ltd.	217,752	119,452
	Shihlin Electric & Engineering Corp.	39,000	114,420
	Shin Hsiung Natural Gas Co. Ltd.	15,180	27,962
*	Shin Kong Financial Holding Co. Ltd.	3,074,244	825,890
	Shin Ruenn Development Co. Ltd.	56,335	86,306
	Shin Shin Natural Gas Co.	18,000	22,277
	Shin Zu Shing Co. Ltd.	79,630	227,693
	Shinfox Energy Co. Ltd.	29,000	88,994
*	Shining Building Business Co. Ltd.	198,397	62,234
	Shinkong Insurance Co. Ltd.	108,000	222,394
#	Shinkong Synthetic Fibers Corp.	577,191	268,208
	Shinkong Textile Co. Ltd.	73,800	100,440
	Shiny Chemical Industrial Co. Ltd.	38,602	149,852
#	ShunSin Technology Holding Ltd.	12,000	46,029
*	Shuttle, Inc.	167,000	84,025
	Sigurd Microelectronics Corp.	250,538	460,016
	Silergy Corp.	57,000	509,457
	Silicon Integrated Systems Corp.	278,300	430,789
*	Silicon Optronics, Inc.	6,000	16,943
	Simplo Technology Co. Ltd.	55,400	570,768
	Sinbon Electronics Co. Ltd.	33,917	290,440
	Sincere Navigation Corp.	137,240	91,978
	Singatron Enterprise Co. Ltd.	49,000	38,701
	Single Well Industrial Corp.	17,000	11,988
	Sinher Technology, Inc.	29,000	31,044
	Sinkang Industries Co. Ltd.	25,000	11,660
	Sinmag Equipment Corp.	17,979	80,085
	Sino-American Silicon Products, Inc.	185,000	936,543
#	Sinon Corp.	181,000	204,270
	SinoPac Financial Holdings Co. Ltd.	2,179,478	1,202,016
	Sinopower Semiconductor, Inc.	9,900	29,457
	Sinyi Realty, Inc.	124,549	108,811
	Sirtec International Co. Ltd.	40,600	35,306
	Sitronix Technology Corp.	41,434	366,261
	Siward Crystal Technology Co. Ltd.	79,000	72,834
	Soft-World International Corp.	25,000	73,694
	Solar Applied Materials Technology Corp.	174,339	210,348
	Solomon Technology Corp.	35,000	36,427
	Solteam, Inc.	40,850	52,561
	Sonix Technology Co. Ltd.	66,000	100,773
	Southeast Cement Co. Ltd.	65,000	36,407
	Speed Tech Corp.	54,000	83,533
	Spirox Corp.	35,000	40,207
	Sporton International, Inc.	25,740	169,915
	Sports Gear Co. Ltd.	27,000	55,005
	St Shine Optical Co. Ltd.	22,000	123,410

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Standard Chemical & Pharmaceutical Co. Ltd.	30,000	$56,004
	Standard Foods Corp.	185,642	216,297
	Stark Technology, Inc.	31,200	108,593
#	Sun Race Sturmey-Archer, Inc.	26,000	23,961
#	Sun Yad Construction Co. Ltd.	86,937	27,365
	Sunfun Info Co. Ltd.	2,920	16,096
	Sunjuice Holdings Co. Ltd.	7,000	48,207
	Sunko INK Co. Ltd.	68,200	35,800
	SunMax Biotechnology Co. Ltd.	12,000	71,775
	Sunny Friend Environmental Technology Co. Ltd.	35,982	115,010
	Sunonwealth Electric Machine Industry Co. Ltd.	68,000	183,615
	Sunplus Innovation Technology, Inc.	8,000	29,258
#	Sunplus Technology Co. Ltd.	199,000	185,714
	Sunrex Technology Corp.	59,631	91,126
	Sunspring Metal Corp.	50,625	34,939
	Superior Plating Technology Co. Ltd.	20,000	36,249
	Supreme Electronics Co. Ltd.	221,027	379,680
	Swancor Holding Co. Ltd.	33,000	87,914
	Sweeten Real Estate Development Co. Ltd.	81,240	61,921
	Symtek Automation Asia Co. Ltd.	27,488	84,417
	Syncmold Enterprise Corp.	51,000	105,449
*	SYNergy ScienTech Corp.	29,000	18,296
	Syngen Biotech Co. Ltd.	5,000	24,569
	Synnex Technology International Corp.	241,967	513,528
	Syscom Computer Engineering Co.	16,000	23,802
*	Sysgration	19,000	18,862
	Systex Corp.	71,000	219,935
#	T3EX Global Holdings Corp.	61,000	137,522
#	TA Chen Stainless Pipe	697,298	798,363
	Ta Liang Technology Co. Ltd.	19,570	27,238
#	Ta Ya Electric Wire & Cable	266,677	264,799
	Ta Yih Industrial Co. Ltd.	16,000	17,392
	Tah Hsin Industrial Corp.	24,024	52,599
	TA-I Technology Co. Ltd.	48,936	67,299
*	Tai Tung Communication Co. Ltd.	55,227	28,528
	Taichung Commercial Bank Co. Ltd.	1,022,886	464,297
	TaiDoc Technology Corp.	28,458	125,175
#	Taiflex Scientific Co. Ltd.	86,540	111,051
	Taimide Tech, Inc.	46,117	54,591
	Tainan Enterprises Co. Ltd.	43,000	41,148
#	Tainan Spinning Co. Ltd.	498,568	218,624
	Tai-Saw Technology Co. Ltd.	42,000	34,306
	Taishin Financial Holding Co. Ltd.	2,326,225	1,240,731
	TaiSol Electronics Co. Ltd.	28,000	51,927
	Taisun Enterprise Co. Ltd.	75,000	46,592
	Taita Chemical Co. Ltd.	54,050	27,559
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	77,907
	Taiwan Business Bank	1,947,630	767,881
	Taiwan Chelic Corp. Ltd.	7,000	12,148
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	43,735
	Taiwan Cooperative Financial Holding Co. Ltd.	1,244,241	966,237
	Taiwan Environment Scientific Co. Ltd.	11,715	22,230
	Taiwan Fertilizer Co. Ltd.	168,000	307,820
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	79,413
	Taiwan FU Hsing Industrial Co. Ltd.	71,000	94,684
*	Taiwan Glass Industry Corp.	243,442	137,371
	Taiwan High Speed Rail Corp.	381,000	345,926
	Taiwan Hon Chuan Enterprise Co. Ltd.	150,455	467,402
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	72,000	79,719

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan IC Packaging Corp.	38,000	$17,550
*††	Taiwan Kolin Co. Ltd.	292,000	0
††	Taiwan Land Development Corp.	335,217	5,193
	Taiwan Line Tek Electronic	27,810	33,068
	Taiwan Mask Corp.	93,000	196,219
	Taiwan Mobile Co. Ltd.	239,800	708,673
	Taiwan Navigation Co. Ltd.	88,000	74,654
#	Taiwan Paiho Ltd.	148,068	262,652
	Taiwan PCB Techvest Co. Ltd.	158,733	207,907
#	Taiwan Sakura Corp.	85,600	167,977
	Taiwan Sanyo Electric Co. Ltd.	51,800	60,283
	Taiwan Secom Co. Ltd.	75,795	276,068
	Taiwan Semiconductor Co. Ltd.	115,000	278,009
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	327,917	28,302,516
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,285,214	37,323,271
	Taiwan Shin Kong Security Co. Ltd.	120,251	148,349
	Taiwan Steel Union Co. Ltd.	9,000	24,100
	Taiwan Styrene Monomer	218,164	103,814
	Taiwan Surface Mounting Technology Corp.	139,845	395,204
	Taiwan Taxi Co. Ltd.	16,800	53,258
*	Taiwan TEA Corp.	257,648	157,677
#	Taiwan Union Technology Corp.	124,000	409,263
#	Taiwan-Asia Semiconductor Corp.	138,043	191,494
	Taiyen Biotech Co. Ltd.	51,712	53,053
*	Tang Eng Iron Works Co. Ltd.	36,000	37,348
*	Tatung Co. Ltd.	291,688	323,268
	TBI Motion Technology Co. Ltd.	27,000	25,745
	TCI Co. Ltd.	43,153	230,687
	Te Chang Construction Co. Ltd.	37,247	75,228
	Teco Electric & Machinery Co. Ltd.	269,000	383,948
	Tehmag Foods Corp.	8,470	75,176
	TEKOM Technologies, Inc.	6,000	21,295
#	Tera Autotech Corp.	22,701	19,431
	Test Research, Inc.	75,571	140,300
	Test Rite International Co. Ltd.	77,568	47,968
	Thermaltake Technology Co. Ltd.	18,096	20,750
#	Thinking Electronic Industrial Co. Ltd.	37,000	156,461
	Thye Ming Industrial Co. Ltd.	54,700	92,474
#	Ting Sin Co. Ltd.	38,773	13,535
	Tofu Restaurant Co. Ltd.	8,360	65,974
	Ton Yi Industrial Corp.	396,300	192,297
	Tong Hsing Electronic Industries Ltd.	94,630	392,779
	Tong Ming Enterprise Co. Ltd.	16,000	15,611
	Tong Yang Industry Co. Ltd.	201,640	457,424
	Tong-Tai Machine & Tool Co. Ltd.	101,711	54,173
	Top Union Electronics Corp.	52,064	49,668
	Topco Scientific Co. Ltd.	73,307	383,023
	Topco Technologies Corp.	19,122	40,808
	Topkey Corp.	33,000	164,311
	Topoint Technology Co. Ltd.	73,386	60,230
	Toung Loong Textile Manufacturing	43,860	29,358
	TPK Holding Co. Ltd.	147,000	145,707
	Trade-Van Information Services Co.	25,000	51,254
	Transart Graphics Co. Ltd.	15,000	23,473
	Transcend Information, Inc.	87,890	199,331
	Transcom, Inc.	8,800	42,889
	Tripod Technology Corp.	121,170	620,343
	Trusval Technology Co. Ltd.	5,000	10,326
	Tsang Yow Industrial Co. Ltd.	30,000	29,759

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tsann Kuen Enterprise Co. Ltd.	35,081	$41,790
	TSC Auto ID Technology Co. Ltd.	16,573	119,053
#	TSEC Corp.	220,000	193,439
	TSRC Corp.	278,452	196,984
	TST Group Holding Ltd.	4,800	19,143
	Ttet Union Corp.	7,000	30,437
	TTFB Co. Ltd.	7,561	55,259
#	TTY Biopharm Co. Ltd.	93,000	240,628
#*	Tul Corp.	14,000	39,348
	Tung Ho Steel Enterprise Corp.	256,448	514,774
	Tung Ho Textile Co. Ltd.	49,000	26,302
	Tung Thih Electronic Co. Ltd.	34,000	139,634
	TURVO International Co. Ltd.	14,843	61,531
	TXC Corp.	149,204	442,478
	TYC Brother Industrial Co. Ltd.	83,091	96,416
*	Tycoons Group Enterprise	127,476	46,313
*	Tyntek Corp.	117,922	65,688
	UDE Corp.	37,000	57,290
	Ultra Chip, Inc.	5,000	13,590
#	U-Ming Marine Transport Corp.	228,000	312,464
	Unic Technology Corp.	34,000	21,782
	Unictron Technologies Corp.	8,000	24,965
	Uniform Industrial Corp.	11,000	13,195
#	Unimicron Technology Corp.	378,312	1,687,238
	Union Bank of Taiwan	325,686	132,707
	Uni-President Enterprises Corp.	1,035,577	2,172,586
	Unitech Computer Co. Ltd.	27,000	26,943
	Unitech Printed Circuit Board Corp.	273,061	156,496
	United Integrated Services Co. Ltd.	68,400	507,824
#	United Microelectronics Corp.	2,480,081	3,566,639
	United Orthopedic Corp.	36,141	74,364
	United Radiant Technology	48,000	26,421
#	United Recommend International Co. Ltd.	20,295	54,474
	United Renewable Energy Co. Ltd.	541,347	249,377
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	23,260
*	Universal Microelectronics Co. Ltd.	24,000	17,600
	Universal Textile Co. Ltd.	16,000	9,221
	Universal Vision Biotechnology Co. Ltd.	19,928	183,129
	UPC Technology Corp.	385,532	175,947
	Userjoy Technology Co. Ltd.	22,453	52,919
	USI Corp.	399,332	237,686
	U-Tech Media Corp.	37,000	17,486
	Utechzone Co. Ltd.	23,000	49,175
	UVAT Technology Co. Ltd.	14,000	21,327
	Value Valves Co. Ltd.	14,000	38,941
	Vanguard International Semiconductor Corp.	333,000	723,183
	Ve Wong Corp.	43,000	57,117
	Ventec International Group Co. Ltd., Class C	32,000	83,499
	VIA Labs, Inc.	5,000	31,289
	Via Technologies, Inc.	9,000	33,322
	Viking Tech Corp.	24,000	36,107
	Visco Vision, Inc.	15,000	86,035
	VisEra Technologies Co. Ltd.	20,000	126,976
	Visual Photonics Epitaxy Co. Ltd.	28,757	131,129
	Voltronic Power Technology Corp.	17,017	682,448
	Wafer Works Corp.	258,000	348,139
#	Waffer Technology Corp.	30,224	101,516
	Wah Hong Industrial Corp.	33,694	40,262

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wah Lee Industrial Corp.	95,480	$278,252
#	Walsin Lihwa Corp.	606,764	645,768
	Walsin Technology Corp.	125,345	406,079
	Walton Advanced Engineering, Inc.	140,000	64,549
	Wan Hai Lines Ltd.	293,355	419,281
	WAN HWA Enterprise Co.	40,000	14,876
	WEI Chih Steel Industrial Co. Ltd.	39,000	27,211
	Wei Chuan Foods Corp.	176,000	100,540
#	Weikeng Industrial Co. Ltd.	206,725	171,880
	Well Shin Technology Co. Ltd.	46,160	69,302
	WELLELL, Inc.	29,000	24,353
	Wha Yu Industrial Co. Ltd.	58,000	33,250
	Wholetech System Hitech Ltd.	24,000	36,640
	Win Semiconductors Corp.	71,141	318,859
	Winbond Electronics Corp.	1,186,474	919,424
	Winmate, Inc.	14,000	48,920
	Winstek Semiconductor Co. Ltd.	34,000	88,808
*††	Wintek Corp.	461,871	0
#	WinWay Technology Co. Ltd.	8,000	158,232
	Wisdom Marine Lines Co. Ltd.	272,501	351,862
#	Wistron Corp.	427,017	1,190,737
	Wistron Information Technology & Services Corp.	22,385	75,463
	Wistron NeWeb Corp.	86,102	340,147
	Wiwynn Corp.	12,000	568,598
	Wonderful Hi-Tech Co. Ltd.	69,683	63,889
	Wowprime Corp.	26,387	194,932
	WPG Holdings Ltd.	404,779	895,706
#	WT Microelectronics Co. Ltd.	113,089	414,871
#	WUS Printed Circuit Co. Ltd.	80,712	84,018
*	XAC Automation Corp.	37,000	24,121
	XinTec, Inc.	65,000	233,106
	Xxentria Technology Materials Corp.	66,232	145,395
	Yageo Corp.	56,380	919,193
#	Yang Ming Marine Transport Corp.	764,000	995,781
	Yankey Engineering Co. Ltd.	14,431	118,018
#	YC INOX Co. Ltd.	173,767	140,800
	YCC Parts Manufacturing Co. Ltd.	23,000	42,006
	Yea Shin International Development Co. Ltd.	101,968	81,117
	Yem Chio Co. Ltd.	213,061	105,167
	Yen Sun Technology Corp.	17,000	20,275
*	Yeong Guan Energy Technology Group Co. Ltd.	35,669	56,192
	YFC-Boneagle Electric Co. Ltd.	54,704	44,831
#	YFY, Inc.	253,891	233,783
	Yi Jinn Industrial Co. Ltd.	81,100	43,558
#	Yieh Phui Enterprise Co. Ltd.	429,731	205,163
	Yonyu Plastics Co. Ltd.	39,000	37,678
	Young Fast Optoelectronics Co. Ltd.	41,298	49,188
*	Young Optics, Inc.	15,000	25,572
#	Youngtek Electronics Corp.	54,257	95,855
	Yuan High-Tech Development Co. Ltd.	8,400	25,771
	Yuanta Financial Holding Co. Ltd.	1,893,599	1,422,693
	Yuanta Futures Co. Ltd.	34,968	63,401
	Yuen Chang Stainless Steel Co. Ltd., Class C	57,837	27,990
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	41,688
	Yulon Finance Corp.	99,213	549,585
	Yulon Motor Co. Ltd.	155,141	356,293
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	52,805
#	Yungshin Construction & Development Co. Ltd.	59,000	151,421
	YungShin Global Holding Corp.	98,000	133,789

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yusin Holding Corp.	11,000	$37,238
	Zeng Hsing Industrial Co. Ltd.	29,906	98,760
	Zenitron Corp.	88,000	85,618
	Zero One Technology Co. Ltd.	61,422	115,262
	Zhen Ding Technology Holding Ltd.	252,000	761,906
*	Zhong Yang Technology Co. Ltd.	6,000	7,180
	Zig Sheng Industrial Co. Ltd.	158,231	48,632
*	Zinwell Corp.	147,010	108,205
	Zippy Technology Corp.	45,000	63,076
	Zyxel Group Corp.	143,826	243,308

TOTAL TAIWAN			263,475,747

THAILAND — (1.6%)
	AAPICO Hitech PCL	122,332	95,299
*	Absolute Clean Energy PCL	859,800	36,361
	Advanced Info Service PCL	145,800	892,425
	Advanced Information Technology PCL, Class F	454,000	54,567
	AEON Thana Sinsap Thailand PCL	37,700	153,139
	After You PCL	87,400	22,858
*	Airports of Thailand PCL	362,100	672,468
*	AJ Plast PCL	66,600	11,859
	Allianz Ayudhya Capital PCL	16,500	16,756
	AMA Marine PCL	65,800	7,286
	Amata Corp. PCL	290,700	192,492
	AP Thailand PCL	601,102	180,619
	Asia Plus Group Holdings PCL	764,400	58,272
*	Asia Precision PCL	183,600	20,739
	Asia Sermkij Leasing PCL, NVDR	111,500	62,974
	Asian Insulators PCL	149,155	17,512
	Asian Sea Corp. PCL, Class F	76,100	13,233
	Asset World Corp. PCL	997,500	96,024
	Assetwise PCL	152,000	36,369
	B Grimm Power PCL	98,300	60,442
	Bangchak Corp. PCL	414,200	475,363
*	Bangkok Airways PCL	131,600	49,795
	Bangkok Bank PCL	155,600	681,839
	Bangkok Commercial Asset Management PCL	342,100	85,186
	Bangkok Expressway & Metro PCL	1,052,335	231,298
	Bangkok Insurance PCL	28,780	239,416
*	Bangkok Land PCL	5,069,000	97,311
	Bangkok Life Assurance PCL, NVDR	88,940	57,409
*	Bangkok Ranch PCL	394,200	26,980
	BCPG PCL	296,300	72,957
	BEC World PCL	427,599	64,242
	Berli Jucker PCL	176,100	138,411
*	Better World Green PCL	1,839,200	26,609
*	Beyond Securities PCL	75,400	8,601
	BG Container Glass PCL	130,800	32,024
*	Bound & Beyond PCL	67,200	22,249
	Brooker Group PCL	727,700	8,098
	BTS Group Holdings PCL	633,800	131,371
	Business Online PCL	47,600	12,714
	Cal-Comp Electronics Thailand PCL, Class F	1,542,578	65,235
	Central Pattana PCL	167,700	291,612
*	Central Plaza Hotel PCL	84,000	105,168
	Central Retail Corp. PCL	351,566	359,465
	CH Karnchang PCL	189,472	114,919
	Charoen Pokphand Foods PCL	868,993	452,116
	Chayo Group PCL	142,086	21,940

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	CIMB Thai Bank PCL	820,700	$13,700
	CK Power PCL	501,000	42,096
	Com7 PCL, Class F	252,600	187,996
	Communication & System Solution PCL	227,000	5,621
	CP ALL PCL	327,200	502,964
	Delta Electronics Thailand PCL	283,800	623,780
*	Demco PCL	239,100	17,163
*	Demco PCL	47,820	0
#	Dhipaya Group Holdings PCL	214,400	202,813
	Diamond Building Products PCL	152,800	32,734
	Don Muang Tollway PCL	118,500	39,233
	Dynasty Ceramic PCL	1,772,400	78,406
	Eastern Polymer Group PCL, Class F	402,600	73,928
	Eastern Water Resources Development & Management PCL, Class F	345,900	40,420
	Ekachai Medical Care PCL	148,280	31,560
	Energy Absolute PCL	250,300	292,484
*	Erawan Group PCL	539,400	78,038
	Exotic Food PCL, Class F	52,700	45,453
	Forth Corp. PCL	69,500	43,120
	Forth Smart Service PCL	143,900	30,628
	Fortune Parts Industry PCL, Class F	205,200	13,474
	GFPT PCL	193,100	54,799
	Global Green Chemicals PCL, Class F	54,700	12,023
*	Green Tech Ventures PCL, Class F	2,983,500	14,111
*††	Group Lease PCL, NVDR	135,800	461
	Gunkul Engineering PCL	1,707,800	108,334
	Haad Thip PCL	39,000	16,927
	Hana Microelectronics PCL	147,701	214,715
	Home Product Center PCL	1,136,127	376,154
	Hwa Fong Rubber Thailand PCL, Class F	162,600	18,096
	ICC International PCL	27,800	31,712
	Ichitan Group PCL	232,700	99,056
	Index Livingmall PCL	52,700	33,137
	Indorama Ventures PCL	251,600	165,902
	Interlink Communication PCL	103,650	20,475
	Intouch Holdings PCL, Class F	22,400	44,248
#	IRPC PCL	2,596,800	138,718
*	IT City PCL	52,200	4,473
*	Italian-Thai Development PCL	2,025,200	69,868
#*	Jasmine International PCL	1,099,300	63,005
*	Jasmine Technology Solution PCL	13,500	12,489
	Jaymart Group Holdings PCL	136,800	62,420
	JMT Network Services PCL	96,637	79,315
	Jubilee Enterprise PCL	20,400	10,330
	Kang Yong Electric PCL	2,400	18,964
	Karmarts PCL	291,400	85,938
*	Kaset Thai International Sugar Corp. PCL, Class F	141,500	14,724
	Kasikornbank PCL	60,700	222,078
	KCE Electronics PCL	218,700	308,799
	KGI Securities Thailand PCL	761,400	93,209
#	Kiatnakin Phatra Bank PCL	52,500	71,938
	Krung Thai Bank PCL	456,250	238,645
	Krungthai Card PCL	160,600	195,486
	Lalin Property PCL	208,900	47,949
	Lam Soon Thailand PCL	132,400	17,976
	Land & Houses PCL	1,263,800	265,471
	Land & Houses PCL, NVDR	64,820	13,616
	LH Financial Group PCL	774,100	21,322
*	Loxley PCL	697,570	30,859

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	LPN Development PCL	545,600	$60,416
	Major Cineplex Group PCL	204,500	86,483
*	Master Ad PCL	2,010,900	26,855
	MBK PCL	367,452	163,573
	MC Group PCL	194,800	66,121
	MCS Steel PCL	277,300	50,534
*	MDX PCL	208,600	17,295
	Mega Lifesciences PCL	132,200	149,882
	Minor International PCL	795,771	619,923
	MK Restaurants Group PCL	57,100	64,340
	Muang Thai Insurance PCL	5,800	18,235
	Muangthai Capital PCL	148,700	151,006
*	Nawarat Patanakarn PCL	995,100	12,182
	Netbay PCL	57,700	32,428
	Next Capital PCL	298,300	22,740
	Ngern Tid Lor PCL	401,900	214,690
	Noble Development PCL	419,800	40,412
	Northeast Rubber PCL	535,400	68,224
*	Nusasiri PCL	2,458,100	24,620
	Origin Property PCL, Class F	429,350	106,912
	Osotspa PCL	222,800	145,672
	PCS Machine Group Holding PCL	188,600	25,607
	Plan B Media Pcl, Class F	798,532	181,068
*	Platinum Group PCL, Class F	387,400	31,042
	Polyplex Thailand PCL	141,900	39,085
*	Power Solution Technologies PCL, Class F	235,800	5,904
	Precious Shipping PCL	499,400	116,713
	Premier Marketing PCL	152,600	35,239
	Prima Marine PCL	679,300	114,343
	Property Perfect PCL	4,335,345	36,186
*	PSG Corp. PCL	2,870,400	51,910
	PTG Energy PCL	354,800	80,451
	PTT Global Chemical PCL	334,156	320,745
	PTT Oil & Retail Business PCL	249,900	127,236
	Quality Houses PCL	3,535,813	220,358
	R&B Food Supply PCL	98,600	29,902
*	Rabbit Holdings PCL, Class F	3,075,500	42,784
*	Raimon Land PCL	1,149,900	14,397
	Ratchthani Leasing PCL	1,018,543	79,347
	Regional Container Lines PCL	115,400	62,929
	Rojana Industrial Park PCL	131,500	21,952
	RS PCL	209,220	79,165
*	S Hotels & Resorts PCL	455,800	29,928
	Sabina PCL	48,400	32,857
	Saha Pathana Inter-Holding PCL	18,700	35,119
	Sahamitr Pressure Container PCL	114,700	33,827
	Saha-Union PCL	37,800	31,813
	Saksiam Leasing PCL	68,100	7,579
*	Samart Corp. PCL	178,000	21,592
	Sansiri PCL	5,663,833	241,098
	Sappe PCL	44,100	93,556
	SC Asset Corp. PCL	883,396	83,074
	SCB X PCL	120,400	329,955
	SCG Ceramics PCL	291,200	17,500
	SCG Packaging PCL	172,100	172,375
*	SEAFCO PCL	296,380	22,924
*	SEN X PCL	1,038,900	16,186
	Sena Development PCL	214,750	14,101
	Sermsang Power Corp. Co. Ltd.	98,882	15,819

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Siam Cement PCL	33,600	$269,230
	Siam Global House PCL	207,689	91,298
*	Siam Wellness Group Pcl, Class F	104,400	34,565
	Siamgas & Petrochemicals PCL	299,100	66,157
	Singer Thailand PCL	172,900	41,851
	Singha Estate PCL	1,186,800	29,057
	Sino-Thai Engineering & Construction PCL	445,600	105,999
	SiS Distribution Thailand PCL	20,900	10,932
	SISB PCL	54,500	44,352
*††	SMI Holdings Group Ltd.	323,197	0
	SNC Former PCL	138,100	37,270
	Somboon Advance Technology PCL	100,650	49,565
	SPCG PCL	215,700	77,416
	Sri Trang Agro-Industry PCL	376,400	150,801
	Sri Trang Gloves Thailand PCL	577,300	93,961
	Srinanaporn Marketing PCL	150,500	67,833
	Srisawad Capital 1969 PCL	81,500	8,072
	Srisawad Corp. PCL	182,289	210,475
	Srivichai Vejvivat PCL	174,700	35,968
	Star Petroleum Refining PCL	266,100	54,786
	Starflex PCL	89,100	8,181
	Stars Microelectronics Thailand PCL	229,900	30,830
*	STP & I PCL	582,880	44,759
	Supalai PCL	373,625	191,269
*	Super Energy Corp. PCL	7,922,300	94,779
	Susco PCL	266,700	33,539
	SVI PCL	150,800	29,159
	Synnex Thailand PCL	100,900	25,967
*	Syntec Construction PCL	574,800	24,468
	TAC Consumer PCL, Class F	154,800	18,606
	Taokaenoi Food & Marketing PCL, Class F	205,600	58,919
	Tata Steel Thailand PCL	1,512,800	33,672
	Thai Oil PCL	181,514	237,356
	Thai President Foods PCL, Class F	4,100	22,814
*	Thai Reinsurance PCL	537,500	11,664
	Thai Solar Energy PCL, Class F	177,000	8,421
	Thai Stanley Electric PCL, NVDR	3,900	19,368
	Thai Stanley Electric PCL, Class F	11,300	56,119
	Thai Union Group PCL, Class F	555,532	208,658
	Thai Vegetable Oil PCL	197,140	115,731
	Thai Wah PCL, Class F	229,800	25,702
	Thaicom PCL	163,000	56,688
	Thaifoods Group PCL, Class F	675,500	60,140
	Thaire Life Assurance PCL, Class F	363,401	31,950
	Thanachart Capital PCL	63,600	86,705
	Thitikorn PCL	120,700	17,798
	Thoresen Thai Agencies PCL	602,400	86,315
	Tipco Asphalt PCL	255,600	133,694
	TIPCO Foods PCL	117,300	29,861
	Tisco Financial Group PCL	57,100	152,907
	TKS Technologies PCL	157,730	28,963
	TMBThanachart Bank PCL	3,788,750	176,037
	TMT Steel PCL	169,300	28,497
	TOA Paint Thailand PCL	110,400	66,346
	TQM Alpha PCL	88,866	75,410
	Triple i Logistics PCL	127,853	37,706
*	Triton Holding PCL	4,399,200	17,135
	True Corp. PCL	2,387,303	401,841
	TTCL PCL	174,000	18,009

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TTW PCL	334,200	$84,149
	Union Auction PCL	87,100	24,112
*	Unique Engineering & Construction PCL	252,650	19,541
	United Paper PCL	138,000	41,082
	Univanich Palm Oil PCL	336,700	77,284
	Vanachai Group PCL	262,120	26,983
#	VGI PCL	738,400	39,444
	WHA Corp. PCL	1,513,700	210,572
	WHA Utilities & Power PCL	374,300	38,323
	WICE Logistics PCL	87,900	15,163
	Workpoint Entertainment PCL	100,560	29,657
*	Xspring Capital PCL	2,834,500	69,399
	YGGDRAZIL Group PCL	81,100	16,923

TOTAL THAILAND			22,303,787

TURKEY — (1.0%)
*	Adese Alisveris Merkezleri Ticaret AS	444,351	30,447
	Afyon Cimento Sanayi TAS	43,066	20,619
	Agesa Hayat ve Emeklilik AS	16,407	34,122
	Akbank TAS	943,233	982,616
	Aksa Akrilik Kimya Sanayii AS	35,166	110,143
*	Aksigorta AS	215,678	47,911
	Alarko Holding AS	23,195	82,958
*	Albaraka Turk Katilim Bankasi AS	606,591	89,161
*	Alcatel-Lucent Teletas Telekomunikasyon AS	4,846	15,312
	Alkim Alkali Kimya AS	33,221	44,006
	Altinyag Kombinalari AS	30,158	9,321
*	Anadolu Anonim Turk Sigorta Sirketi	60,532	125,914
	Anadolu Hayat Emeklilik AS	31,796	52,754
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS	4,714	37,814
	Arcelik AS	17,190	82,476
	ARD Grup Bilisim Teknolojileri AS	82,766	66,076
*	Aydem Yenilenebilir Enerji AS, Class A	50,447	35,190
	Ayen Enerji AS	17,133	17,179
	Aygaz AS	24,804	120,358
	Bagfas Bandirma Gubre Fabrikalari AS	17,539	20,962
*	Banvit Bandirma Vitaminli Yem Sanayii AS	1,351	5,400
	Bera Holding AS	325,590	196,670
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	66,474	103,962
	BIM Birlesik Magazalar AS	75,056	721,833
*	Biotrend Cevre VE Enerji Yatirimlari AS	60,375	38,311
	Bogazici Beton Sanayi Ve Ticaret AS	38,420	51,947
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	5,689	185,625
	Borusan Yatirim ve Pazarlama AS	579	47,567
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	20,869	59,901
*	Bursa Cimento Fabrikasi AS	204,762	67,784
	Celebi Hava Servisi AS	946	34,394
*	Cemas Dokum Sanayi AS	355,741	64,137
	Cemtas Celik Makina Sanayi Ve Ticaret AS	109,278	45,920
	Coca-Cola Icecek AS	23,907	311,014
	Deva Holding AS	14,705	43,035
	Dogan Sirketler Grubu Holding AS	283,009	136,933
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	27,795	12,198
	Dogus Otomotiv Servis ve Ticaret AS	21,919	192,292
	Eczacibasi Yatirim Holding Ortakligi AS	6,780	63,178
	EGE Endustri VE Ticaret AS	229	71,641
	EGE Gubre Sanayii AS	7,948	36,029
*	EGE Seramik Sanayi ve Ticaret AS	92,683	23,393
Ω	Enerjisa Enerji AS	64,324	110,439

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Enka Insaat ve Sanayi AS	157,732	$169,228
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	40,928
*	Eregli Demir ve Celik Fabrikalari TAS	125,089	167,459
	Escar Turizm Tasimacilik Ticaret AS	4,750	28,515
	Esenboga Elektrik Uretim AS	8,895	28,244
	Europap Tezol Kagit Sanayi VE Ticaret AS	48,324	30,799
*	Europen Endustri Insaat Sanayi VE Ticaret AS	40,811	21,597
	Ford Otomotiv Sanayi AS	11,035	306,627
	Galata Wind Enerji AS	29,712	28,130
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	14,343	30,291
*	Gersan Elektrik Ticaret ve Sanayi AS	37,767	38,319
*	Global Yatirim Holding AS	139,147	59,101
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,147	31,404
*	Goodyear Lastikleri TAS	36,437	26,906
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	108,648	103,529
	GSD Holding AS	438,423	59,352
#*	Gubre Fabrikalari TAS	2,203	25,537
*	Hektas Ticaret TAS	38,468	29,848
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	40,073	32,007
	Info Yatirim AS	57,187	35,577
*	Is Finansal Kiralama AS	124,968	53,794
*	Izmir Demir Celik Sanayi AS	315,488	66,740
	Jantsa Jant Sanayi Ve Ticaret AS	5,321	24,550
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	42,889
*	Karel Elektronik Sanayi ve Ticaret AS	35,789	37,939
*	Karsan Otomotiv Sanayii Ve Ticaret AS	116,473	39,220
	Kartonsan Karton Sanayi ve Ticaret AS	6,006	17,382
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	378,691	32,747
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	21,800
	Kervan Gida Sanayi Ve Ticaret AS	31,861	25,889
	Kontrolmatik Enerji Ve Muhendislik AS	5,605	51,916
*	Konya Cimento Sanayii AS	317	88,266
	Konya Kagit Sanayi VE Ticaret AS	6,523	11,306
	Kordsa Teknik Tekstil AS	27,607	81,396
	Koza Altin Isletmeleri AS	23,221	18,030
*	Koza Anadolu Metal Madencilik Isletmeleri AS	61,738	114,765
	Logo Yazilim Sanayi Ve Ticaret AS	29,909	67,586
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	66,140	222,966
*	Menderes Tekstil Sanayi ve Ticaret AS	86,587	29,320
	Orge Enerji Elektrik Taahhut AS	10,129	17,845
*	Oyak Yatirim Menkul Degerler AS	21,641	36,499
*	Parsan Makina Parcalari Sanayii AS	6,672	27,476
*	Pegasus Hava Tasimaciligi AS	14,896	371,152
*	Peker Gayrimenkul Yatirim Ortakligi AS	112,691	108,925
	Penta Teknoloji Urunleri Dagitim Ticaret AS	24,133	17,492
*	Petkim Petrokimya Holding AS	235,010	163,579
	Pinar SUT Mamulleri Sanayii AS	3,643	9,549
	Polisan Holding AS	30,016	15,903
*	Qua Granite Hayal	125,898	24,529
*	Reysas Tasimacilik ve Lojistik Ticaret AS	85,432	94,220
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	144,271	160,729
*	Sasa Polyester Sanayi AS	13,850	20,977
	Sekerbank Turk AS	622,129	146,555
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	83,908
	Sok Marketler Ticaret AS	104,300	220,474
*	TAV Havalimanlari Holding AS	40,897	165,633
	Tekfen Holding AS	114,703	165,518
*	Teknosa Ic Ve Dis Ticaret AS	39,217	44,026
	Tofas Turk Otomobil Fabrikasi AS	21,534	183,087

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Tukas Gida Sanayi ve Ticaret AS	214,991	$59,188
*	Tumosan Motor ve Traktor Sanayi AS	9,193	31,437
*	Turcas Petrol AS	20,640	18,492
*	Turk Hava Yollari AO	99,618	764,856
	Turk Prysmian Kablo ve Sistemleri AS	7,196	8,346
*	Turk Telekomunikasyon AS	131,553	89,321
	Turk Traktor ve Ziraat Makineleri AS	7,818	199,937
*	Turkcell Iletisim Hizmetleri AS	376,020	637,662
#	Turkiye Garanti Bankasi AS	149,536	248,568
	Turkiye Petrol Rafinerileri AS	256,187	1,285,298
	Turkiye Sigorta AS	79,738	105,295
*	Turkiye Sinai Kalkinma Bankasi AS	815,991	193,464
*	Turkiye Vakiflar Bankasi TAO, Class D	283,944	163,719
*	Ulker Biskuvi Sanayi AS	79,943	204,842
	Ulusoy Un Sanayi ve Ticaret AS	18,809	18,019
	Vakif Finansal Kiralama AS	111,664	19,043
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,266	23,297
	Vestel Beyaz Esya Sanayi ve Ticaret AS	188,295	111,645
*	Vestel Elektronik Sanayi ve Ticaret AS	64,859	139,846
	Yapi ve Kredi Bankasi AS	983,191	600,054
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	58,973	62,352
	Ziraat Gayrimenkul Yatirim Ortakligi AS	285,473	49,084
*	Zorlu Enerji Elektrik Uretim AS	888,396	166,215

TOTAL TURKEY			14,268,897

UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi Commercial Bank PJSC	690,503	1,508,942
	Abu Dhabi Islamic Bank PJSC	506,662	1,419,737
	Abu Dhabi National Hotels	959,110	250,983
	Abu Dhabi National Insurance Co. PSC	78,793	129,381
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	575,659
*	Abu Dhabi Ports Co. PJSC	112,793	183,310
	Abu Dhabi Ship Building Co. PJSC	43,466	47,175
	ADNOC Drilling Co. PJSC	467,107	462,991
	Agthia Group PJSC	198,804	241,056
	Air Arabia PJSC	1,040,403	742,498
*	Ajman Bank PJSC	575,836	321,316
*	AL Seer Marine Supplies & Equipment Co. LLC	80,018	175,760
	AL Yah Satellite Communications Co-PJSC-Yah Sat	374,774	259,192
	Aldar Properties PJSC	599,176	848,766
*	Alpha Dhabi Holding PJSC	22,192	114,000
*	Amlak Finance PJSC	548,125	118,740
*††	Arabtec Holding PJSC	166,414	0
	Aramex PJSC	334,290	209,620
	Burjeel Holdings PLC	193,788	153,556
*	Deyaar Development PJSC	461,896	74,042
	Dubai Electricity & Water Authority PJSC	207,686	134,547
	Dubai Financial Market PJSC	595,033	212,201
	Dubai Investments PJSC	1,224,801	752,633
	Dubai Islamic Bank PJSC	1,105,027	1,624,599
	Emaar Development PJSC	579,387	977,757
	Emaar Properties PJSC	1,827,040	3,328,471
	Emirates Driving Co.	6,942	49,137
	Emirates Integrated Telecommunications Co. PJSC	322,836	472,799
	Emirates NBD Bank PJSC	489,106	2,257,845
	Emirates Telecommunications Group Co. PJSC	565,279	2,841,072
*	Eshraq Investments PJSC	809,972	96,014
	Fertiglobe PLC	458,621	401,034
	First Abu Dhabi Bank PJSC	541,354	1,869,104

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Ghitha Holding PJSC	9,956	$104,107
*	Gulf Navigation Holding PJSC	55,978	109,849
*	Gulf Pharmaceutical Industries PSC	59,324	12,461
*	Manazel PJSC	681,581	67,202
*	Multiply Group PJSC	332,016	307,649
*	National Corp. for Tourism & Hotels	70,529	55,050
*	Palms Sports PrJSC	12,421	43,619
*	RAK Properties PJSC	525,325	153,148
	Ras Al Khaimah Ceramics	298,761	197,668
*	Shuaa Capital PSC	809,045	57,557
*	Union Properties PJSC	554,961	49,973

TOTAL UNITED ARAB EMIRATES			24,012,220

UNITED KINGDOM — (0.0%)
#	Anglogold Ashanti PLC	32,113	572,896

UNITED STATES — (0.0%)
	Sempra	5,136	374,611

TOTAL COMMON STOCKS			1,347,939,152

PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
*	Alpargatas SA	65,000	106,362
	Banco ABC Brasil SA, 6.373%	47,377	175,817
*	Banco ABC Brasil SA	2,470	9,744
Ω	Banco BMG SA, 7.152%	55,700	25,520
	Banco Bradesco SA, 7.205%	497,739	1,381,141
	Banco do Estado do Rio Grande do Sul SA Class B, 8.640%	113,073	244,458
	Banco Pan SA, 3.575%	133,918	186,729
	Banco Pine SA, 4.621%	6,000	4,177
*	Braskem SA Class A	14,069	44,843
	Centrais Eletricas Brasileiras SA Class B, 3.885%	33,800	257,770
	Centrais Eletricas de Santa Catarina SA, 9.337%	5,750	71,017
	Cia de Ferro Ligas da Bahia FERBASA, 6.731%	16,495	159,102
	Cia de Saneamento do Parana, 8.566%	337,736	292,067
	Cia Energetica de Minas Gerais, 9.413%	284,421	662,290
	Cia Energetica do Ceara Class A, 0.771%	4,882	38,674
	Cia Paranaense de Energia, 8.364%	285,791	475,586
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 5.014%	39,503	166,027
	EMAE-Empresa Metropolitana de Aguas e Energia SA, 3.338%	600	7,081
	Eucatex SA Industria e Comercio, 6.424%	43,700	106,612
	Gerdau SA, 14.599%	224,280	968,429
	Grazziotin SA, 8.054%	3,154	16,015
	Itau Unibanco Holding SA, 5.576%	568,919	3,026,411
	Marcopolo SA, 7.137%	197,237	204,993
	Raizen SA, 6.241%	441,900	318,163
	Randon SA Implementos e Participacoes, 4.690%	121,826	263,623
	Schulz SA, 4.046%	53,046	77,227
	Track & Field Co. SA, 1.546%	16,900	44,548
	Unipar Carbocloro SA Class B, 9.710%	24,459	345,024
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.974%	226,986	297,591

TOTAL BRAZIL			9,977,041

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.848%	65,507	86,391

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Embotelladora Andina SA Class B, 8.280%	59,151	$120,276

TOTAL CHILE			206,667

COLOMBIA — (0.0%)
	Banco Davivienda SA, 6.313%	6,061	23,561
	Grupo Aval Acciones y Valores SA, 6.302%	898,446	100,409
	Grupo de Inversiones Suramericana SA, 9.625%	9,982	29,126

TOTAL COLOMBIA			153,096

INDIA — (0.0%)
*	Sundaram Clayton Ltd.	322	40
*	TVS Holdings Ltd.	322,132	40,261

TOTAL INDIA			40,301

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	42,224

TOTAL PREFERRED STOCKS			10,419,329

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	450	205
*	Grupo Casas Bahia SA Warrants 09/19/2024	245,839	1,951
*	Localiza Rent a Car SA Rights 11/10/2023	8	11

TOTAL BRAZIL			2,167

KUWAIT — (0.0%)
*	Gulf Bank KSCP Rights 11/12/2023	23,375	483

SOUTH KOREA — (0.0%)
*	Amicogen, Inc. Rights 12/05/2023	845	2,196
*	CosmoAM&T Co. Ltd. Rights 11/07/2023	169	2,077
*	Ecoplastic Corp. Rights 11/07/2023	3,167	3,764
*	Hanwha Ocean Co. Ltd. Rights 11/09/2023	681	883
*	Medipost Co. Ltd. Rights 11/01/2023	3,633	2,905

TOTAL SOUTH KOREA			11,825

TAIWAN — (0.0%)
*	Concord International Securities Co. Ltd. Rights 11/24/2023	5,299	376
*	Farglory F T Z Investment Holding Co. Ltd. Rights	5,700	1,133
*	Gudeng Precision Industrial Co. Ltd. Rights 11/27/2023	442	491
*	Phoenix Silicon International Corp. Rights	5,265	617
*	Tai Tung Communication Co. Ltd. Rights 11/01/2023	5,489	68
*	Winbond Electronics Corp. Rights 11/03/2023	47,698	4,338

TOTAL TAIWAN			7,023

THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/2024	306,533	0
*	Cal-Comp Electronics Thailand PCL Rights 11/10/2023	1,212,929	675

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
THAILAND — (Continued)
* Nusasiri PCL Warrants 07/04/2025	491,620	$1,094

TOTAL THAILAND		1,769

TOTAL RIGHTS/WARRANTS		23,267

TOTAL INVESTMENT SECURITIES (Cost $1,172,769,648)		1,358,381,748

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	827,776	9,574,888

TOTAL INVESTMENTS — (100.0%) (Cost $1,182,344,641)		$1,367,956,636

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$43,494,236	$903,331	—	$44,397,567
Cayman Islands	30,593	—	—	30,593
Chile	1,847,150	5,638,268	—	7,485,418
China	15,960,072	320,246,542	$823,506	337,030,120
Colombia	1,320,731	46,429	—	1,367,160
Czech Republic	—	761,907	—	761,907
Egypt	7,637	382,750	—	390,387
Greece	76,851	6,280,535	—	6,357,386
Hong Kong	—	9,026	3,538	12,564
Hungary	—	2,733,193	—	2,733,193
India	14,095,556	224,160,998	—	238,256,554
Indonesia	953,578	22,559,715	56,671	23,569,964
Kuwait	6,543,774	735,295	—	7,279,069
Malaysia	—	20,358,708	—	20,358,708
Mexico	34,423,958	555,099	—	34,979,057
Peru	620,528	—	—	620,528
Philippines	24,831	8,592,346	37,019	8,654,196
Poland	—	14,145,241	—	14,145,241
Qatar	—	12,704,608	—	12,704,608
Saudi Arabia	74,374	51,257,911	—	51,332,285
South Africa	4,281,900	36,699,527	—	40,981,427
South Korea	2,084,683	167,129,269	269,110	169,483,062
Taiwan	28,819,516	234,620,906	35,325	263,475,747
Thailand	19,814,010	2,489,316	461	22,303,787
Turkey	—	14,268,897	—	14,268,897
United Arab Emirates	—	24,012,220	—	24,012,220
United Kingdom	572,896	—	—	572,896
United States	—	374,611	—	374,611
Preferred Stocks
Brazil	9,951,521	25,520	—	9,977,041
Chile	—	206,667	—	206,667
Colombia	153,096	—	—	153,096
India	—	40,301	—	40,301
Philippines	—	42,224	—	42,224

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Rights/Warrants
Brazil	—	$2,167	—		$2,167
Kuwait	—	483	—		483
South Korea	—	11,825	—		11,825
Taiwan	—	7,023	—		7,023
Thailand	—	1,769	—		1,769
Securities Lending Collateral	—	9,574,888	—		9,574,888

TOTAL	$185,151,491	$1,181,579,515	$1,225,630	^	$1,367,956,636

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (97.5%)
BRAZIL — (4.1%)
*	AES Brasil Energia SA	96,049	$191,841
	Allied Tecnologia SA	11,000	12,414
	Allos SA	2,369	10,760
	Alupar Investimento SA	46,288	257,066
	Ambev SA, ADR	235,404	595,572
	Ambipar Participacoes e Empreendimentos SA	4,200	11,371
*	Anima Holding SA	46,900	24,186
	Arezzo Industria e Comercio SA	8,860	102,610
	Atacadao SA	144,020	256,232
	Auren Energia SA	89,204	237,442
	B3 SA - Brasil Bolsa Balcao	631,253	1,389,777
	Banco Bradesco SA	184,029	448,598
	Banco BTG Pactual SA	174,892	1,026,787
	Banco do Brasil SA	119,386	1,144,903
	Banco Santander Brasil SA	46,461	248,075
	BB Seguridade Participacoes SA	90,754	553,695
	Bemobi Mobile Tech SA	13,617	32,545
*	Blau Farmaceutica SA	6,879	20,739
	Brisanet Participacoes SA	21,500	12,921
*	C&A Modas SA	20,050	20,520
	Caixa Seguridade Participacoes SA	126,021	270,451
	Camil Alimentos SA	37,242	50,895
	CCR SA	342,796	814,538
	Centrais Eletricas Brasileiras SA	52,646	363,800
	Cia Brasileira de Aluminio	16,100	12,135
*	Cia Brasileira de Distribuicao	51,323	36,850
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	42,950	497,246
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	2,978	34,366
	Cia de Saneamento de Minas Gerais Copasa MG	42,300	133,736
	Cia de Saneamento do Parana	39,700	171,265
	Cia de Saneamento do Parana	21,300	18,040
	Cia Energetica de Minas Gerais, Sponsored ADR	9,203	20,891
	Cia Energetica de Minas Gerais	82,570	252,210
	Cia Paranaense de Energia	107,592	167,734
	Cia Paranaense de Energia, Class B	9,600	78,620
	Cia Siderurgica Nacional SA	8,900	20,759
	Cielo SA	472,418	329,828
*	Clear Sale SA	8,700	6,505
*	Cogna Educacao SA	508,576	242,095
	Cosan SA	124,829	389,955
	CPFL Energia SA	24,279	161,033
	Cury Construtora e Incorporadora SA	36,599	107,000
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,377	468,780
	Dexco SA	98,281	133,725
	Diagnosticos da America SA	11,713	22,512
	Dimed SA Distribuidora da Medicamentos	22,448	47,062
	Direcional Engenharia SA	35,072	120,762
	EcoRodovias Infraestrutura e Logistica SA	73,109	101,795
*	Embraer SA	244,052	851,465
	Empreendimentos Pague Menos SA	19,225	11,440
	Energisa SA	79,820	737,920
	Equatorial Energia SA	244,708	1,533,748
	Eternit SA	10,926	16,037
	Even Construtora e Incorporadora SA	59,880	75,418
	Ez Tec Empreendimentos e Participacoes SA	40,196	114,567
	Fleury SA	78,986	234,841
	Fras-Le SA	12,182	36,147

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Gerdau SA, Sponsored ADR	57,425	$249,222
Ω	GPS Participacoes e Empreendimentos SA	61,042	194,443
	Grendene SA	49,721	61,144
	Grupo Casas Bahia SA	808,175	72,133
	Grupo De Moda Soma SA	122,621	128,659
*	Grupo Mateus SA	96,585	111,494
	Grupo SBF SA	28,416	39,453
*	Guararapes Confeccoes SA	19,565	18,355
*Ω	Hapvida Participacoes e Investimentos SA	1,660,697	1,215,445
*	Hidrovias do Brasil SA	47,357	37,102
	Hypera SA	79,631	478,410
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,000	41,781
*	International Meal Co. Alimentacao SA, Class A	60,698	19,142
	Iochpe Maxion SA	31,000	69,357
	Irani Papel e Embalagem SA	33,400	71,547
*	IRB-Brasil Resseguros SA	26,445	213,427
	Itau Unibanco Holding SA	45,535	205,198
	JHSF Participacoes SA	91,696	78,024
	JSL SA	1,648	2,749
	Kepler Weber SA	41,740	87,590
	Klabin SA	390,614	1,657,984
	Lavvi Empreendimentos Imobiliarios SA	12,800	17,162
	Localiza Rent a Car SA	102,423	1,033,424
Ω	Locaweb Servicos de Internet SA	76,496	82,538
	LOG Commercial Properties e Participacoes SA	6,900	28,357
*	Log-in Logistica Intermodal SA	6,000	48,602
*	Lojas Quero-Quero SA	60,200	46,448
	Lojas Renner SA	150,315	365,520
	M Dias Branco SA	14,332	92,642
*	Magazine Luiza SA	551,822	145,569
	Mahle Metal Leve SA	6,500	46,980
	Marcopolo SA	38,000	30,902
	Melnick Even Desenvolvimento Imobiliario SA	16,200	13,174
	Mills Estruturas e Servicos de Engenharia SA	30,900	63,679
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	15,200	10,853
*	Moura Dubeux Engenharia SA	10,100	20,494
	Movida Participacoes SA	82,411	143,025
	MRV Engenharia e Participacoes SA	128,180	209,746
*	Multilaser Industrial SA	59,683	20,953
	Multiplan Empreendimentos Imobiliarios SA	15,914	78,090
*	Natura & Co. Holding SA	294,848	745,636
#*	Natura & Co. Holding SA, ADR	15,400	77,000
	Neoenergia SA	54,109	188,028
	Odontoprev SA	97,297	201,474
*	Omega Energia SA	90,708	136,735
	Ouro Fino Saude Animal Participacoes SA	1,600	6,017
	Pet Center Comercio e Participacoes SA	37,800	26,691
	Plano & Plano Desenvolvimento Imobiliario SA	7,800	14,280
	Porto Seguro SA	88,518	442,612
	Portobello SA	16,400	15,158
	Positivo Tecnologia SA	30,352	37,746
	Qualicorp Consultoria e Corretora de Seguros SA	76,724	43,675
	Raia Drogasil SA	309,398	1,583,273
Ω	Rede D’Or Sao Luiz SA	78,412	336,244
	Romi SA	10,001	22,752
	Rumo SA	50,500	223,465
	Santos Brasil Participacoes SA	89,891	131,937
#	Sendas Distribuidora SA, ADR	11,965	129,461
	Sendas Distribuidora SA	230,650	500,483

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	SIMPAR SA	101,351	$139,108
	Sinqia SA	11,600	63,157
	Suzano SA	186,634	1,909,003
	Tegma Gestao Logistica SA	9,500	46,108
	Telefonica Brasil SA	23,200	208,175
#	Telefonica Brasil SA, ADR	24,725	220,300
	TIM SA	300,120	903,024
	TOTVS SA	66,708	334,880
	Transmissora Alianca de Energia Eletrica SA	80,252	537,852
	Tres Tentos Agroindustrial SA	11,300	24,721
	Trisul SA	40,600	37,445
	Tupy SA	4,200	20,318
	Ultrapar Participacoes SA	257,366	1,043,910
	Ultrapar Participacoes SA, Sponsored ADR	55,886	224,103
	Unifique Telecomunicacoes SA	10,600	7,169
	Unipar Carbocloro SA	8,960	118,643
	Usinas Siderurgicas de Minas Gerais SA Usiminas	6,561	8,641
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	19,000	59,618
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	81,746	126,954
	Veste SA Estilo	4,700	11,643
	Vibra Energia SA	316,319	1,241,623
	Vivara Participacoes SA	15,400	77,890
	Vulcabras Azaleia SA	17,300	61,455
	WEG SA	181,378	1,187,542
	Wilson Sons SA	43,916	117,330
	XP, Inc., BDR	2,473	49,796
	YDUQS Participacoes SA	36,064	126,824
*	Zamp SA	27,041	34,058

TOTAL BRAZIL			36,638,999

CAYMAN ISLANDS — (0.0%)
	Cosmopolitan International Holdings Ltd.	112,800	50,452

CHILE — (0.6%)
	Aguas Andinas SA, Class A	702,233	204,892
	Banco de Chile	1,082,723	111,213
	Banco de Chile, ADR	22,937	469,746
	Banco de Credito e Inversiones SA	15,572	372,499
	Banco Santander Chile, ADR	7,781	135,389
	Banco Santander Chile	4,731,162	206,200
	Besalco SA	118,298	51,487
	Camanchaca SA	228,863	12,413
	CAP SA	15,208	83,174
	Cencosud SA	251,235	407,163
	Cencosud Shopping SA	61,000	88,566
	Cia Cervecerias Unidas SA	29,430	167,155
	Embotelladora Andina SA, ADR, Class B	2,609	31,882
	Empresa Nacional de Telecomunicaciones SA	39,535	133,439
	Empresas CMPC SA	305,254	545,930
	Empresas Copec SA	45,747	302,857
	Empresas Hites SA	95,679	10,159
*	Enel Americas SA	1,269,894	130,559
	Enel Chile SA	2,300,696	136,173
	Falabella SA	71,275	145,193
	Forus SA	22,023	33,226
	Grupo Security SA	409,448	93,817
	Instituto de Diagnostico SA	1,346	2,091
	Inversiones Aguas Metropolitanas SA	133,959	95,807

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Inversiones La Construccion SA	7,731	$44,940
	Masisa SA	657,534	12,996
	Multiexport Foods SA	74,232	15,914
	Parque Arauco SA	133,407	182,378
	PAZ Corp. SA	19,614	10,447
	Plaza SA	43,864	53,223
	Ripley Corp. SA	224,629	37,666
	Salfacorp SA	182,941	73,137
	Sigdo Koppers SA	84,902	111,029
	SMU SA	812,541	140,774
	Sociedad Matriz SAAM SA	1,197,624	128,096
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,316	450,894
	Socovesa SA	15,493	1,558
	SONDA SA	176,889	70,170
	Vina Concha y Toro SA	102,802	114,817

TOTAL CHILE			5,419,069

CHINA — (27.2%)
*	360 Security Technology, Inc., Class A	41,400	50,869
	361 Degrees International Ltd.	219,000	106,610
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	51,600	145,954
Ω	3SBio, Inc.	368,000	327,388
	AAC Technologies Holdings, Inc.	103,500	186,304
	Accelink Technologies Co. Ltd., Class A	13,100	48,272
	ADAMA Ltd., Class A	25,800	26,173
	Addsino Co. Ltd., Class A	27,000	31,370
	Advanced Technology & Materials Co. Ltd., Class A	17,320	22,452
	AECC Aero-Engine Control Co. Ltd., Class A	12,800	36,336
	AECC Aviation Power Co. Ltd., Class A	11,400	55,124
	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	10,461
*	Agile Group Holdings Ltd.	376,000	36,030
*	Agora, Inc., ADR	7,535	22,153
	Agricultural Bank of China Ltd., Class H	3,215,000	1,187,481
	Aier Eye Hospital Group Co. Ltd., Class A	77,158	192,905
	Aisino Corp., Class A	19,300	29,279
	Ajisen China Holdings Ltd.	95,000	10,043
#Ω	AK Medical Holdings Ltd.	72,000	70,093
*	Alibaba Group Holding Ltd., Sponsored ADR	48,815	4,029,190
*	Alibaba Group Holding Ltd.	1,195,000	12,302,612
#*	Alibaba Health Information Technology Ltd.	564,000	332,240
*	Alibaba Pictures Group Ltd.	5,350,000	341,826
*Ω	A-Living Smart City Services Co. Ltd.	146,750	69,191
#*Ω	Alliance International Education Leasing Holdings Ltd.	43,000	7,795
	Allmed Medical Products Co. Ltd., Class A	14,300	19,891
*	Amlogic Shanghai Co. Ltd., Class A	6,431	52,836
	Amoy Diagnostics Co. Ltd., Class A	7,380	21,918
	Angel Yeast Co. Ltd., Class A	16,400	78,413
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	52,892
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	35,627
	Anhui Expressway Co. Ltd., Class H	88,000	84,724
	Anhui Guangxin Agrochemical Co. Ltd., Class A	34,468	78,423
	Anhui Gujing Distillery Co. Ltd., Class A	2,700	102,902
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	73,993
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	24,163
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	38,859
	Anhui Jinhe Industrial Co. Ltd., Class A	11,200	33,337
	Anhui Kouzi Distillery Co. Ltd., Class A	16,100	110,489
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	23,146
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	19,701

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Anhui Xinhua Media Co. Ltd., Class A	14,100	$12,748
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	89,117
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,300	46,362
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	728	19,327
	Anjoy Foods Group Co. Ltd., Class A	1,500	26,493
	Anker Innovations Technology Co. Ltd., Class A	2,400	30,741
	ANTA Sports Products Ltd.	206,200	2,332,017
*	Anton Oilfield Services Group	1,062,000	65,962
*	Aoshikang Technology Co. Ltd., Class A	7,200	30,884
*	Aotecar New Energy Technology Co. Ltd., Class A	45,000	16,437
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	63,871
	APT Satellite Holdings Ltd.	62,000	17,366
*Ω	Archosaur Games, Inc.	77,000	20,164
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	16,900	65,880
Ω	AsiaInfo Technologies Ltd.	64,000	66,191
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,200	107,308
	Autobio Diagnostics Co. Ltd., Class A	8,800	53,468
	Avary Holding Shenzhen Co. Ltd., Class A	30,300	88,788
	AVIC Industry-Finance Holdings Co. Ltd., Class A	100,500	45,764
	AviChina Industry & Technology Co. Ltd., Class H	789,000	357,588
	Avicopter PLC, Class A	8,800	45,677
	Bafang Electric Suzhou Co. Ltd., Class A	700	4,569
Ω	BAIC Motor Corp. Ltd., Class H	511,500	149,276
*	Baidu, Inc., Sponsored ADR	8,149	855,645
*	Baidu, Inc., Class A	115,850	1,520,972
Ω	BAIOO Family Interactive Ltd.	372,000	11,899
	Bank of Beijing Co. Ltd., Class A	86,800	54,120
	Bank of Changsha Co. Ltd., Class A	58,200	58,462
	Bank of Chengdu Co. Ltd., Class A	71,800	121,347
	Bank of China Ltd., Class H	5,626,000	1,965,359
	Bank of Chongqing Co. Ltd., Class H	233,000	120,327
	Bank of Communications Co. Ltd., Class H	1,498,000	886,076
	Bank of Guiyang Co. Ltd., Class A	65,936	46,958
	Bank of Hangzhou Co. Ltd., Class A	36,000	52,654
	Bank of Jiangsu Co. Ltd., Class A	132,480	124,981
	Bank of Nanjing Co. Ltd., Class A	74,622	79,979
	Bank of Ningbo Co. Ltd., Class A	52,758	180,169
	Bank of Shanghai Co. Ltd., Class A	70,000	58,086
	Bank of Suzhou Co. Ltd., Class A	33,130	28,444
*	Bank of Tianjin Co. Ltd., Class H	54,000	11,991
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	5,330
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	11,100
	Baowu Magnesium Technology Co. Ltd., Class A	12,100	31,496
*	Baoye Group Co. Ltd., Class H	66,000	33,013
*	Baozun, Inc., Sponsored ADR	13,006	39,278
*	Baozun, Inc., Class A	14,300	14,048
	Beibuwan Port Co. Ltd., Class A	31,000	31,324
#*	BeiGene Ltd., ADR	1,193	222,232
*	BeiGene Ltd.	19,400	278,504
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	13,511
	Beijing Capital Development Co. Ltd., Class A	56,800	28,860
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	55,965
	Beijing Career International Co. Ltd., Class A	3,100	12,762
	Beijing Certificate Authority Co. Ltd., Class A	3,150	11,690
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	23,988
*	Beijing Compass Technology Development Co. Ltd., Class A	3,100	24,931
	Beijing Easpring Material Technology Co. Ltd., Class A	7,321	44,142
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	12,000	47,595
	Beijing Energy International Holding Co. Ltd.	1,748,000	45,141

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Enlight Media Co. Ltd., Class A	43,400	$46,409
	Beijing Enterprises Holdings Ltd.	144,000	479,788
	Beijing Enterprises Water Group Ltd.	1,268,000	267,555
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	20,171
*	Beijing Hezong Science & Technology Co. Ltd., Class A	28,200	15,826
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,238	53,330
*	Beijing Jetsen Technology Co. Ltd., Class A	107,200	71,290
*	Beijing Jingyuntong Technology Co. Ltd., Class A	24,900	15,727
	Beijing Kingsoft Office Software, Inc., Class A	1,236	48,615
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	4,200	22,447
*	Beijing Leike Defense Technology Co. Ltd., Class A	49,500	39,270
*	Beijing North Star Co. Ltd., Class H	198,000	20,003
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	46,300	14,253
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	41,200	58,702
	Beijing Roborock Technology Co. Ltd., Class A	1,660	71,756
*	Beijing Shiji Information Technology Co. Ltd., Class A	18,870	27,218
*	Beijing Sinnet Technology Co. Ltd., Class A	49,200	68,316
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	30,765
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	25,301
	Beijing Strong Biotechnologies, Inc., Class A	7,900	19,952
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	140,000	210,277
	Beijing Tongrentang Co. Ltd., Class A	4,800	33,684
	Beijing Ultrapower Software Co. Ltd., Class A	36,401	42,213
	Beijing United Information Technology Co. Ltd., Class A	27,572	141,935
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	9,375
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	7,273	43,615
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	19,742
	Beijing Yanjing Brewery Co. Ltd., Class A	16,300	23,171
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,800	36,156
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	29,126
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	120,100	82,095
*	Beken Corp., Class A	3,600	14,475
	Bestsun Energy Co. Ltd., Class A	28,200	16,300
	Bethel Automotive Safety Systems Co. Ltd., Class A	4,600	47,602
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	35,764
	BGI Genomics Co. Ltd., Class A	5,400	36,330
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	70,749
*	Bilibili, Inc., Class Z	32,760	439,565
	Binhai Investment Co. Ltd.	46,000	9,467
	Black Peony Group Co. Ltd., Class A	20,700	16,447
	Bloomage Biotechnology Corp. Ltd., Class A	3,409	35,632
Ω	Blue Moon Group Holdings Ltd.	96,500	26,424
	Blue Sail Medical Co. Ltd., Class A	24,900	23,779
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	89,200	86,797
Ω	BOC Aviation Ltd.	54,100	332,719
	BOC International China Co. Ltd., Class A	18,400	27,421
	BOE Varitronix Ltd.	97,000	82,497
*	Bohai Leasing Co. Ltd., Class A	149,500	48,863
	Bosideng International Holdings Ltd.	1,490,000	588,296
	Bright Dairy & Food Co. Ltd., Class A	29,900	38,586
	BrightGene Bio-Medical Technology Co. Ltd., Class A	6,773	35,625
††	Brilliance China Automotive Holdings Ltd.	716,000	329,170
	B-Soft Co. Ltd., Class A	32,770	32,251
#*	Burning Rock Biotech Ltd., ADR	5,610	5,351
	BYD Co. Ltd., Class H	64,000	1,946,247
	BYD Electronic International Co. Ltd.	205,000	855,775
	By-health Co. Ltd., Class A	19,900	49,824

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	C C Land Holdings Ltd.	321,000	$51,697
	C&D International Investment Group Ltd.	265,584	597,503
	Cabbeen Fashion Ltd.	59,000	3,775
	Caitong Securities Co. Ltd., Class A	53,950	58,567
	Camel Group Co. Ltd., Class A	34,000	38,277
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	29,907
	Canmax Technologies Co. Ltd., Class A	20,670	76,874
	Canny Elevator Co. Ltd., Class A	12,500	13,378
#*Ω	CanSino Biologics, Inc., Class H	3,600	11,366
	Capinfo Co. Ltd., Class H	204,000	8,489
	Capital Environment Holdings Ltd.	614,000	8,786
	Castech, Inc., Class A	9,600	33,657
	CECEP Solar Energy Co. Ltd., Class A	89,900	70,536
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	32,100	10,094
	CECEP Wind-Power Corp., Class A	260,430	112,871
	Central China Management Co. Ltd.	227,000	10,143
	Central China Securities Co. Ltd., Class H	402,000	59,167
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	12,662
	CETC Digital Technology Co. Ltd., Class A	5,330	16,851
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	22,944
	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	22,140
Ω	CGN Power Co. Ltd., Class H	1,287,000	309,276
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	14,426
	Changchun High & New Technology Industry Group, Inc., Class A	6,200	131,958
	Changjiang Securities Co. Ltd., Class A	39,100	30,410
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	49,982
*	Chanjet Information Technology Co. Ltd., Class H	26,100	9,302
	Chaowei Power Holdings Ltd.	107,000	17,781
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	59,960
*	Chen Lin Education Group Holdings Ltd.	66,000	16,191
	Cheng De Lolo Co. Ltd., Class A	40,100	46,221
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,800	12,272
*	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	22,729
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	17,053
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,300	17,500
	Chengdu Hongqi Chain Co. Ltd., Class A	25,300	17,844
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	9,200	18,494
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,600	18,447
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	11,537
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	9,361
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	36,304
	Chengdu Xingrong Environment Co. Ltd., Class A	54,100	42,499
*	Chengtun Mining Group Co. Ltd., Class A	66,800	41,581
	Chenguang Biotech Group Co. Ltd., Class A	10,000	18,479
	Chengxin Lithium Group Co. Ltd., Class A	17,800	57,165
	Chengzhi Co. Ltd., Class A	35,500	40,644
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	10,400	20,933
	China Aircraft Leasing Group Holdings Ltd.	117,000	53,528
*	China Anchu Energy Storage Group Ltd.	281,000	19,745
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	39,598
	China Baoan Group Co. Ltd., Class A	33,400	47,180
	China Bester Group Telecom Co. Ltd., Class A	4,900	27,372
	China BlueChemical Ltd., Class H	454,000	106,245
#*Ω	China Bohai Bank Co. Ltd., Class H	225,500	33,139
	China CAMC Engineering Co. Ltd., Class A	19,900	23,908
	China CITIC Bank Corp. Ltd., Class H	1,486,000	662,917
	China Communications Services Corp. Ltd., Class H	760,000	310,860
#*	China Conch Environment Protection Holdings Ltd.	330,500	81,297
	China Conch Venture Holdings Ltd.	448,000	371,022

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Construction Bank Corp., Class H	8,832,000	$4,995,007
	China CSSC Holdings Ltd., Class A	25,400	89,867
	China Datang Corp. Renewable Power Co. Ltd., Class H	798,000	180,548
	China Design Group Co. Ltd., Class A	16,900	17,687
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	117,061
	China Dongxiang Group Co. Ltd.	754,000	25,093
Ω	China East Education Holdings Ltd.	50,000	19,214
	China Electronics Huada Technology Co. Ltd.	214,000	34,822
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	34,711
	China Energy Engineering Corp. Ltd., Class H	416,000	45,249
	China Everbright Bank Co. Ltd., Class H	693,000	197,676
	China Everbright Ltd.	458,000	272,467
Ω	China Feihe Ltd.	732,000	454,844
*	China Film Co. Ltd., Class A	20,400	33,328
	China Foods Ltd.	234,000	81,033
	China Galaxy Securities Co. Ltd., Class H	924,000	472,911
	China Gas Holdings Ltd.	900,800	809,825
#	China Gold International Resources Corp. Ltd.	58,900	249,931
	China Great Wall Securities Co. Ltd., Class A	30,800	35,185
	China Greatwall Technology Group Co. Ltd., Class A	21,800	32,759
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	53,085
#	China Harmony Auto Holding Ltd.	245,500	21,347
	China Harzone Industry Corp. Ltd., Class A	24,300	25,128
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	14,813
#*	China High Speed Transmission Equipment Group Co. Ltd.	109,000	25,494
Ω	China International Capital Corp. Ltd., Class H	314,000	500,125
	China International Marine Containers Group Co. Ltd., Class H	215,490	113,637
#	China Isotope & Radiation Corp.	18,600	29,895
	China Jinmao Holdings Group Ltd.	1,797,470	220,472
	China Jushi Co. Ltd., Class A	122,071	193,192
	China Lesso Group Holdings Ltd.	340,000	182,571
	China Life Insurance Co. Ltd., Class H	434,000	587,809
	China Lilang Ltd.	145,000	70,081
*Ω	China Literature Ltd.	133,800	450,569
*††	China Maple Leaf Educational Systems Ltd.	82,000	702
	China Medical System Holdings Ltd.	716,000	1,144,954
	China Meheco Co. Ltd., Class A	41,620	68,009
#	China Meidong Auto Holdings Ltd.	90,000	48,266
	China Mengniu Dairy Co. Ltd.	470,000	1,534,614
	China Merchants Bank Co. Ltd., Class H	578,000	2,192,522
	China Merchants Land Ltd.	606,000	24,429
	China Merchants Port Holdings Co. Ltd.	424,846	540,801
	China Merchants Property Operation & Service Co. Ltd., Class A	25,547	46,617
Ω	China Merchants Securities Co. Ltd., Class H	66,540	55,061
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	68,000	102,569
	China Minsheng Banking Corp. Ltd., Class H	864,000	287,246
	China National Accord Medicines Corp. Ltd., Class A	16,590	65,302
	China National Chemical Engineering Co. Ltd., Class A	87,700	83,936
	China National Medicines Corp. Ltd., Class A	12,300	48,399
	China National Nuclear Power Co. Ltd., Class A	299,600	303,898
	China National Software & Service Co. Ltd., Class A	6,591	30,983
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	31,400	19,569
	China Nonferrous Mining Corp. Ltd.	391,000	237,088
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	31,849	90,999
*	China Nuclear Energy Technology Corp. Ltd.	326,000	11,447
	China Oilfield Services Ltd., Class H	524,000	619,535
	China Overseas Grand Oceans Group Ltd.	728,638	248,373
	China Overseas Land & Investment Ltd.	629,000	1,186,991

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Pacific Insurance Group Co. Ltd., Class H	635,800	$1,566,209
	China Publishing & Media Co. Ltd., Class A	22,400	25,916
	China Railway Group Ltd., Class H	707,000	333,679
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	30,115
Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	145,307
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	23,281
*	China Rare Earth Holdings Ltd.	436,000	20,063
	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	25,421
	China Reinsurance Group Corp., Class H	608,000	34,228
#*††Ω	China Renaissance Holdings Ltd.	58,300	20,339
	China Resources Beer Holdings Co. Ltd.	138,000	730,250
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	17,593
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	8,900	20,861
	China Resources Gas Group Ltd.	473,400	1,399,429
	China Resources Land Ltd.	672,000	2,515,367
	China Resources Medical Holdings Co. Ltd.	78,000	46,003
Ω	China Resources Pharmaceutical Group Ltd.	543,500	337,620
	China Risun Group Ltd.	316,000	129,201
#*	China Ruyi Holdings Ltd.	2,592,000	596,877
	China Science Publishing & Media Ltd., Class A	7,400	26,298
	China Shineway Pharmaceutical Group Ltd.	93,000	82,479
*	China Shuifa Singyes Energy Holdings Ltd.	142,000	7,258
*	China Silver Group Ltd.	618,000	14,912
#	China South City Holdings Ltd.	1,382,000	73,312
	China South Publishing & Media Group Co. Ltd., Class A	33,100	51,209
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	40,400	30,037
	China State Construction Engineering Corp. Ltd., Class A	366,183	259,158
	China State Construction International Holdings Ltd.	524,000	561,277
	China Suntien Green Energy Corp. Ltd., Class H	630,000	219,122
	China Taiping Insurance Holdings Co. Ltd.	540,600	499,393
	China Testing & Certification International Group Co. Ltd., Class A	12,381	16,607
*	China Tianying, Inc., Class A	55,800	45,108
	China Tourism Group Duty Free Corp. Ltd., Class A	11,341	146,681
Ω	China Tower Corp. Ltd., Class H	12,022,000	1,121,060
	China Traditional Chinese Medicine Holdings Co. Ltd.	436,000	214,837
*	China TransInfo Technology Co. Ltd., Class A	40,500	63,832
	China Travel International Investment Hong Kong Ltd.	264,000	46,965
	China Tungsten & Hightech Materials Co. Ltd., Class A	23,530	28,655
	China Union Holdings Ltd., Class A	17,000	9,132
	China Vanke Co. Ltd., Class H	512,804	479,757
	China Water Affairs Group Ltd.	166,000	105,049
	China West Construction Group Co. Ltd., Class A	25,800	23,762
	China World Trade Center Co. Ltd., Class A	4,000	10,847
	China Yangtze Power Co. Ltd., Class A	207,597	640,416
	China Yongda Automobiles Services Holdings Ltd.	372,000	142,867
#*	China ZhengTong Auto Services Holdings Ltd.	737,000	41,439
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	45,742
	China Zheshang Bank Co. Ltd., Class H	568,800	141,062
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	8,302
#	China Zhongwang Holdings Ltd.	437,200	17,599
	Chinasoft International Ltd.	862,000	625,396
#*	Chindata Group Holdings Ltd., ADR	30,753	273,087
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	34,600	54,738
	Chongqing Brewery Co. Ltd., Class A	6,466	69,375
	Chongqing Changan Automobile Co. Ltd., Class A	51,700	106,991
	Chongqing Department Store Co. Ltd., Class A	5,700	21,053
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	45,475	75,957
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	39,805

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chongqing Gas Group Corp. Ltd., Class A	21,600	$19,807
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	23,093
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	272,578
	Chongqing Zhifei Biological Products Co. Ltd., Class A	22,650	194,127
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	14,849
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,000	19,910
	Chow Tai Seng Jewellery Co. Ltd., Class A	29,150	58,815
	CIFI Ever Sunshine Services Group Ltd.	406,000	66,959
	CIMC Enric Holdings Ltd.	192,000	162,949
Ω	CIMC Vehicles Group Co. Ltd., Class H	24,500	17,782
	Cinda Real Estate Co. Ltd., Class A	34,100	18,173
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	21,288
	CITIC Securities Co. Ltd., Class H	348,350	677,839
*	Citychamp Watch & Jewellery Group Ltd.	440,000	69,038
*	CMGE Technology Group Ltd.	504,000	84,544
	CMOC Group Ltd., Class H	873,000	520,667
	CMST Development Co. Ltd., Class A	59,100	41,307
	CNGR Advanced Material Co. Ltd., Class A	7,500	55,789
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	45,505
	CNOOC Energy Technology & Services Ltd., Class A	70,800	29,454
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	38,078
	COFCO Biotechnology Co. Ltd., Class A	64,200	59,870
	Comba Telecom Systems Holdings Ltd.	530,000	60,270
	Concord New Energy Group Ltd.	2,630,000	215,369
	Consun Pharmaceutical Group Ltd.	52,000	30,585
	Contemporary Amperex Technology Co. Ltd., Class A	35,160	892,776
	COSCO SHIPPING Development Co. Ltd., Class H	558,000	57,061
	COSCO SHIPPING Holdings Co. Ltd., Class H	557,050	566,541
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	80,974
	COSCO SHIPPING Ports Ltd.	297,585	179,531
	CPMC Holdings Ltd.	269,000	206,352
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	42,032
*	Crazy Sports Group Ltd.	1,092,000	15,080
	CRRC Corp. Ltd., Class H	556,000	231,643
Ω	CSC Financial Co. Ltd., Class H	231,000	208,012
	CSG Holding Co. Ltd., Class A	66,910	49,462
	CSSC Hong Kong Shipping Co. Ltd.	370,000	65,312
	CTS International Logistics Corp. Ltd., Class A	33,000	32,669
	Daan Gene Co. Ltd., Class A	29,780	39,680
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	17,874
	Dalipal Holdings Ltd.	30,000	17,091
	Daqin Railway Co. Ltd., Class A	60,100	59,235
	Dashang Co. Ltd., Class A	7,400	17,322
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	44,216	143,921
	Dazzle Fashion Co. Ltd., Class A	7,100	13,647
	DBG Technology Co. Ltd., Class A	7,300	30,408
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	36,503
*	Deppon Logistics Co. Ltd., Class A	7,400	15,125
	DHC Software Co. Ltd., Class A	56,800	48,944
	Dian Diagnostics Group Co. Ltd., Class A	26,300	82,702
	Digital China Group Co. Ltd., Class A	11,648	49,584
	Digital China Holdings Ltd.	301,000	82,609
	Digital China Information Service Group Co. Ltd., Class A	17,500	29,195
	Do-Fluoride New Materials Co. Ltd., Class A	32,200	70,429
	Dong-E-E-Jiao Co. Ltd., Class A	7,500	47,578
	Dongfang Electric Corp. Ltd., Class H	102,000	97,859
	Dongfang Electronics Co. Ltd., Class A	28,400	29,366
	Dongfeng Motor Group Co. Ltd., Class H	430,000	189,296
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	15,238

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dongguan Development Holdings Co. Ltd., Class A	19,700	$24,301
*	Dongjiang Environmental Co. Ltd., Class H	26,000	5,946
	Dongxing Securities Co. Ltd., Class A	50,235	54,936
#	Dongyue Group Ltd.	203,000	161,699
*	DouYu International Holdings Ltd., ADR	45,019	38,793
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	43,911
#*Ω	East Buy Holding Ltd.	70,000	285,565
	East Group Co. Ltd., Class A	33,500	29,368
	East Money Information Co. Ltd., Class A	63,255	131,984
	Ecovacs Robotics Co. Ltd., Class A	11,300	66,706
	Edan Instruments, Inc., Class A	12,500	18,287
	Edifier Technology Co. Ltd., Class A	15,400	34,301
	EEKA Fashion Holdings Ltd.	64,000	116,468
	Electric Connector Technology Co. Ltd., Class A	6,000	34,123
	Elion Energy Co. Ltd., Class A	87,620	32,830
	ENN Energy Holdings Ltd.	285,200	2,160,430
	Eoptolink Technology, Inc.Ltd., Class A	6,671	28,769
	Era Co. Ltd., Class A	28,400	20,611
	Essex Bio-technology Ltd.	88,000	31,468
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	58,092
	EVA Precision Industrial Holdings Ltd.	320,000	31,925
	Eve Energy Co. Ltd., Class A	7,300	46,302
Ω	Everbright Securities Co. Ltd., Class H	64,400	43,741
*	Fangda Carbon New Material Co. Ltd., Class A	44,220	35,665
*	Fangda Special Steel Technology Co. Ltd., Class A	79,310	53,866
*	Fanhua, Inc., Sponsored ADR	11,175	73,420
*	FAW Jiefang Group Co. Ltd., Class A	30,600	38,557
	FAWER Automotive Parts Co. Ltd., Class A	49,400	35,530
	Fibocom Wireless, Inc., Class A	14,940	42,399
*	FIH Mobile Ltd.	782,000	58,042
	Financial Street Holdings Co. Ltd., Class A	51,600	29,036
	Financial Street Property Co. Ltd., Class H	13,000	3,788
	FinVolution Group, ADR	14,215	67,237
	First Capital Securities Co. Ltd., Class A	38,800	31,028
	First Tractor Co. Ltd., Class H	64,000	32,408
	Focus Media Information Technology Co. Ltd., Class A	195,000	184,327
	Foryou Corp., Class A	4,300	19,563
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	36,277	186,700
*	Founder Holdings Ltd.	332,000	20,368
	Founder Securities Co. Ltd., Class A	49,800	51,613
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	219,818
	FriendTimes, Inc.	212,000	35,541
	Fu Shou Yuan International Group Ltd.	359,000	241,020
	Fujian Boss Software Development Co. Ltd., Class A	14,940	29,061
	Fujian Longking Co. Ltd., Class A	16,500	33,442
	Fujian Star-net Communication Co. Ltd., Class A	7,000	17,292
#*	Fullshare Holdings Ltd.	4,777,500	7,950
	Fulu Holdings Ltd.	15,000	5,607
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,200	39,878
Ω	Ganfeng Lithium Group Co. Ltd., Class H	106,760	383,458
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	36,093
	Gaona Aero Material Co. Ltd., Class A	6,240	18,460
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,300	83,677
	GCL Energy Technology Co. Ltd., Class A	44,100	70,106
*	GCL New Energy Holdings Ltd.	133,799	7,360
*	GDS Holdings Ltd., Class A	168,800	215,041
	Geely Automobile Holdings Ltd.	1,462,000	1,659,845
	GEM Co. Ltd., Class A	42,600	34,134
	Gemdale Corp., Class A	39,100	27,593

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gemdale Properties & Investment Corp. Ltd.	1,966,000	$58,243
Ω	Genertec Universal Medical Group Co. Ltd.	245,000	124,409
*	Genimous Technology Co. Ltd., Class A	36,800	40,583
	Getein Biotech, Inc., Class A	9,212	14,391
	GF Securities Co. Ltd., Class H	260,600	339,291
	Giant Network Group Co. Ltd., Class A	48,600	78,471
	GigaDevice Semiconductor, Inc., Class A	3,560	52,140
	Ginlong Technologies Co. Ltd., Class A	5,950	54,587
	Glarun Technology Co. Ltd., Class A	17,900	34,965
*	Glorious Property Holdings Ltd.	323,000	410
*	Glory Health Industry Ltd.	222,000	2,224
	GoerTek, Inc., Class A	20,300	50,116
	Goke Microelectronics Co. Ltd., Class A	4,100	37,392
	Goldcard Smart Group Co. Ltd., Class A	5,100	8,612
	GoldenHome Living Co. Ltd., Class A	3,640	12,996
	Goldenmax International Group Ltd., Class A	29,400	38,977
	Goldlion Holdings Ltd.	56,000	7,317
	Goldpac Group Ltd.	147,000	26,307
	Goldwind Science & Technology Co. Ltd., Class H	199,756	95,308
#*	GOME Retail Holdings Ltd.	804,000	3,701
*	Goodbaby International Holdings Ltd.	121,000	6,120
	GoodWe Technologies Co. Ltd., Class A	2,807	44,834
*	Gotion High-tech Co. Ltd., Class A	10,400	32,377
*	Grand Baoxin Auto Group Ltd.	327,500	8,074
*	Grand Industrial Holding Group Co. Ltd., Class A	8,200	7,931
	Grandblue Environment Co. Ltd., Class A	10,000	24,318
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	33,612
#	Great Wall Motor Co. Ltd., Class H	196,000	273,987
*	Greatview Aseptic Packaging Co. Ltd.	325,000	82,763
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	125,307
*	Gree Real Estate Co. Ltd., Class A	23,500	22,890
	Greentown China Holdings Ltd.	447,500	434,138
Ω	Greentown Management Holdings Co. Ltd.	240,000	176,868
	Greentown Service Group Co. Ltd.	452,000	176,293
	GRG Banking Equipment Co. Ltd., Class A	51,100	81,543
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	7,499
	Guangdong Advertising Group Co. Ltd., Class A	52,400	36,221
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	19,424
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	25,200	25,748
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	19,343
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	18,094
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	26,231
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	15,200	16,623
	Guangdong Haid Group Co. Ltd., Class A	12,200	75,099
	Guangdong Hongda Holdings Group Co. Ltd., Class A	15,000	44,144
	Guangdong Investment Ltd.	384,000	262,035
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	1,900	12,716
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	53,714
	Guangdong South New Media Co. Ltd., Class A	3,000	14,897
	Guangdong Tapai Group Co. Ltd., Class A	20,900	21,543
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	42,878
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	36,874
*	Guangshen Railway Co. Ltd., Class H	236,000	42,208
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	51,614
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	26,938
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	16,864
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	140,924
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	45,600

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	62,000	$164,939
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	10,300	43,424
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,900	61,773
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	22,900	23,248
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	20,713
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	80,396
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	35,248
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	7,000	40,208
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	23,580	89,712
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	39,982
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	40,947
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	12,670
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	8,900	17,677
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,700	21,509
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	41,673
	Guizhou Zhenhua E-chem, Inc., Class A	4,330	13,778
	Guomai Technologies, Inc., Class A	11,900	12,608
	Guosen Securities Co. Ltd., Class A	27,640	36,305
Ω	Guotai Junan Securities Co. Ltd., Class H	44,000	49,109
*	H World Group Ltd.	129,200	485,654
	Haier Smart Home Co. Ltd., Class A	36,800	111,811
	Haier Smart Home Co. Ltd., Class H	485,199	1,383,947
	Hainan Drinda New Energy Technology Co. Ltd., Class A	2,500	29,838
	Hainan Haide Capital Management Co. Ltd., Class A	6,500	10,678
*	Hainan Meilan International Airport Co. Ltd., Class H	32,000	25,951
	Hainan Poly Pharm Co. Ltd., Class A	3,200	13,855
	Haitian International Holdings Ltd.	161,000	384,079
	Haitong Securities Co. Ltd., Class H	641,200	368,168
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	47,603
	Hand Enterprise Solutions Co. Ltd., Class A	25,700	29,255
	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,400	47,141
	Hangcha Group Co. Ltd., Class A	29,748	89,444
	Hangjin Technology Co. Ltd., Class A	24,100	120,108
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	14,628
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	63,300	72,448
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	35,085
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	8,000	26,412
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,200	22,840
	Hangzhou Lion Electronics Co. Ltd., Class A	5,500	24,194
	Hangzhou Onechance Tech Corp., Class A	4,960	16,108
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	71,758
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	56,788
	Hangzhou Silan Microelectronics Co. Ltd., Class A	11,500	38,184
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,100	10,036
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	23,900	134,301
	Han’s Laser Technology Industry Group Co. Ltd., Class A	18,300	53,719
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	338,669
	Haohua Chemical Science & Technology Co. Ltd., Class A	8,050	33,836
*Ω	Harbin Bank Co. Ltd., Class H	201,000	6,089
	Harbin Boshi Automation Co. Ltd., Class A	11,300	20,247
	Harbin Electric Co. Ltd., Class H	160,000	46,023
*	Harbin Pharmaceutical Group Co. Ltd., Class A	41,300	20,551
	HBIS Resources Co. Ltd., Class A	30,300	67,805
	Health & Happiness H&H International Holdings Ltd.	100,500	113,624
*	Healthcare Co. Ltd., Class A	5,800	8,041
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	39,551
*	Hebei Construction Group Corp. Ltd., Class H	143,000	12,976
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	61,791
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	52,084

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	$29,863
	Hello Group, Inc., Sponsored ADR	39,936	282,747
	Henan Lingrui Pharmaceutical Co., Class A	21,600	46,709
	Henan Pinggao Electric Co. Ltd., Class A	29,800	44,143
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	20,422
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	29,809
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	22,880
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	20,002
*	Hengdeli Holdings Ltd.	372,000	6,653
*	Hengli Petrochemical Co. Ltd., Class A	59,100	118,393
	Hengtong Optic-electric Co. Ltd., Class A	27,000	48,681
*	Hengyi Petrochemical Co. Ltd., Class A	56,134	55,182
	Hesteel Co. Ltd., Class A	100,275	30,700
	Hexing Electrical Co. Ltd., Class A	10,500	32,589
*	Hi Sun Technology China Ltd.	693,000	45,160
	Hisense Home Appliances Group Co. Ltd., Class H	109,000	300,031
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	86,425
	Homeland Interactive Technology Ltd.	104,000	29,640
*	Hongda Xingye Co. Ltd., Class A	35,600	6,729
	Hongfa Technology Co. Ltd., Class A	14,980	59,442
*	Honghua Group Ltd.	1,048,000	15,823
*Ω	Honworld Group Ltd.	22,500	1,405
#*Ω	Hope Education Group Co. Ltd.	660,000	38,876
*	Hopefluent Group Holdings Ltd.	70,000	8,285
*	Hopson Development Holdings Ltd.	311,679	182,498
	Hoyuan Green Energy Co. Ltd., Class A	12,378	63,208
*Ω	Hua Hong Semiconductor Ltd.	78,000	192,042
*	Hua Yin International Holdings Ltd.	190,000	3,837
	Huaan Securities Co. Ltd., Class A	15,480	10,221
	Huadong Medicine Co. Ltd., Class A	19,000	111,623
	Huafon Chemical Co. Ltd., Class A	111,602	110,663
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	31,874
*	Huafu Fashion Co. Ltd., Class A	29,500	14,440
	Huagong Tech Co. Ltd., Class A	13,600	52,555
	Hualan Biological Engineering, Inc., Class A	18,900	60,639
*	Huanxi Media Group Ltd.	90,000	8,277
	Huapont Life Sciences Co. Ltd., Class A	52,633	34,969
Ω	Huatai Securities Co. Ltd., Class H	198,000	259,222
	Huaxi Securities Co. Ltd., Class A	35,340	38,291
	Huaxia Bank Co. Ltd., Class A	61,108	46,781
	Huayu Automotive Systems Co. Ltd., Class A	46,300	111,039
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	168,300	71,767
	Hubei Dinglong Co. Ltd., Class A	7,100	23,320
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	9,050	48,999
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	57,794
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	81,931
	Huishang Bank Corp. Ltd., Class H	60,000	18,101
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,300	56,648
	Humanwell Healthcare Group Co. Ltd., Class A	21,400	68,416
	Hunan Aihua Group Co. Ltd., Class A	8,100	25,337
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	19,656
	Hunan Gold Corp. Ltd., Class A	17,500	27,896
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	27,900	21,643
	Hunan Valin Steel Co. Ltd., Class A	78,100	62,222
	Hundsun Technologies, Inc., Class A	14,957	63,691
*	HUYA, Inc., ADR	32,142	100,604
#Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	55,200	333,301
*	Hytera Communications Corp. Ltd., Class A	32,700	28,149
*	HyUnion Holding Co. Ltd., Class A	18,400	17,126

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hywin Holdings Ltd., ADR	194	$1,379
*	IAT Automobile Technology Co. Ltd., Class A	12,200	26,314
*Ω	iDreamSky Technology Holdings Ltd.	250,800	81,584
	IEIT Systems Co. Ltd., Class A	15,900	63,884
	Iflytek Co. Ltd., Class A	11,350	70,796
	IKD Co. Ltd., Class A	5,600	16,308
#*	I-Mab, Sponsored ADR	902	1,290
Ω	IMAX China Holding, Inc.	28,200	26,001
	Imeik Technology Development Co. Ltd., Class A	1,300	58,610
	Industrial & Commercial Bank of China Ltd., Class H	4,996,000	2,394,305
	Industrial Bank Co. Ltd., Class A	202,100	416,710
	Industrial Securities Co. Ltd., Class A	161,057	137,414
	Infore Environment Technology Group Co. Ltd., Class A	78,200	52,161
Ω	Ingdan, Inc.	144,000	22,948
	Ingenic Semiconductor Co. Ltd., Class A	1,600	16,158
*	Inkeverse Group Ltd.	336,000	30,144
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	27,295
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	22,790
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,377	181,356
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	68,100	63,344
*Ω	InnoCare Pharma Ltd.	48,000	37,893
*Ω	Innovent Biologics, Inc.	101,500	598,156
	Inspur Digital Enterprise Technology Ltd.	162,000	42,296
	Inspur Software Co. Ltd., Class A	8,100	15,601
#	Intron Technology Holdings Ltd.	120,000	43,590
#*	iQIYI, Inc., ADR	77,592	361,579
	IReader Technology Co. Ltd., Class A	11,800	30,393
	IVD Medical Holding Ltd.	192,000	44,440
	JA Solar Technology Co. Ltd., Class A	29,120	89,206
	Jade Bird Fire Co. Ltd., Class A	7,280	16,048
	Jafron Biomedical Co. Ltd., Class A	19,700	63,712
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	48,443
	JCET Group Co. Ltd., Class A	38,800	163,743
*Ω	JD Health International, Inc.	82,850	376,328
#	JD.com, Inc., ADR	7,708	195,937
	JD.com, Inc., Class A	161,178	2,049,081
	Jiajiayue Group Co. Ltd., Class A	9,900	14,945
	Jiangling Motors Corp. Ltd., Class A	11,000	24,492
	Jiangsu Azure Corp., Class A	25,600	32,367
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	21,200	21,323
	Jiangsu Cnano Technology Co. Ltd., Class A	12,180	48,651
	Jiangsu Eastern Shenghong Co. Ltd., Class A	34,100	49,605
	Jiangsu Expressway Co. Ltd., Class H	336,000	305,472
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	55,777
	Jiangsu Guoxin Corp. Ltd., Class A	21,400	20,851
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	10,575	81,385
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	17,568	115,035
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	13,800	18,302
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	36,600	18,361
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,744	35,418
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	19,726
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	13,600	108,736
	Jiangsu Linyang Energy Co. Ltd., Class A	23,500	21,402
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	38,404
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	25,900	93,079
	Jiangsu Pacific Quartz Co. Ltd., Class A	2,600	32,686
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	34,744
	Jiangsu Shagang Co. Ltd., Class A	11,400	6,264
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,300	41,285

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Sopo Chemical Co., Class A	20,200	$20,340
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,600	93,379
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	75,611
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	22,897
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	14,892	68,480
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	30,000	17,258
	Jiangsu Zhongtian Technology Co. Ltd., Class A	51,900	99,398
	Jiangxi Bank Co. Ltd., Class H	202,000	19,650
	Jiangxi Copper Co. Ltd., Class H	332,000	469,433
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,700	9,811
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	36,049
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	42,300	33,122
	Jiayou International Logistics Co. Ltd., Class A	13,504	31,923
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	17,561	38,604
*	Jilin Chemical Fibre, Class A	21,700	9,018
	Jinchuan Group International Resources Co. Ltd.	1,448,000	88,169
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	42,689
	Jingjin Equipment, Inc., Class A	4,900	15,401
*	Jinke Smart Services Group Co. Ltd., Class H	22,700	22,656
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	35,700	14,944
	JiuGui Liquor Co. Ltd., Class A	3,900	40,741
	Jiuzhitang Co. Ltd., Class A	17,600	25,505
	JL Mag Rare-Earth Co. Ltd., Class A	8,704	19,688
	JNBY Design Ltd.	86,500	105,374
	Joinn Laboratories China Co. Ltd., Class A	15,064	55,190
	Jointown Pharmaceutical Group Co. Ltd., Class A	103,979	101,184
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	8,700	39,961
	Joy City Property Ltd.	552,000	17,426
	Joyoung Co. Ltd., Class A	9,850	17,976
#Ω	JS Global Lifestyle Co. Ltd.	538,500	84,809
	JSTI Group, Class A	47,100	35,878
*	Jutal Offshore Oil Services Ltd.	236,000	14,751
*	JY Grandmark Holdings Ltd.	59,000	8,651
	Kaishan Group Co. Ltd., Class A	12,100	23,281
*Ω	Kangda International Environmental Co. Ltd.	68,000	2,035
	Kangji Medical Holdings Ltd.	77,000	63,247
*	Kanzhun Ltd., ADR	6,300	93,240
	Kehua Data Co. Ltd., Class A	7,300	27,930
	KingClean Electric Co. Ltd., Class A	7,480	23,500
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	21,948
#*	Kingsoft Cloud Holdings Ltd.	138,000	44,074
	Kingsoft Corp. Ltd.	258,400	901,681
*	Ko Yo Chemical Group Ltd.	972,000	10,337
	Konfoong Materials International Co. Ltd., Class A	2,900	24,585
*	Konka Group Co. Ltd., Class A	20,600	11,913
	KPC Pharmaceuticals, Inc., Class A	15,500	45,237
	Kuang-Chi Technologies Co. Ltd., Class A	8,100	15,492
*	Kunlun Tech Co. Ltd., Class A	25,675	110,487
*	Kunming Yunnei Power Co. Ltd., Class A	44,500	14,845
	Kunshan Dongwei Technology Co. Ltd., Class A	2,271	16,160
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	18,437
	Kweichow Moutai Co. Ltd., Class A	10,700	2,464,249
#*	KWG Group Holdings Ltd.	513,000	49,254
*	KWG Living Group Holdings Ltd.	268,500	16,277
*	Lakala Payment Co. Ltd., Class A	24,200	57,362
	Lao Feng Xiang Co. Ltd., Class A	11,000	93,604
	Laobaixing Pharmacy Chain JSC, Class A	20,390	70,755
	Launch Tech Co. Ltd., Class H	20,500	5,384
	LB Group Co. Ltd., Class A	39,600	100,783

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	168,000	$47,848
	Lee’s Pharmaceutical Holdings Ltd.	56,000	8,722
Ω	Legend Holdings Corp., Class H	209,500	186,809
	Lenovo Group Ltd.	3,622,000	4,215,035
	Lens Technology Co. Ltd., Class A	81,800	146,130
*	Leo Group Co. Ltd., Class A	195,937	59,184
	Lepu Medical Technology Beijing Co. Ltd., Class A	32,400	76,298
	LexinFintech Holdings Ltd., ADR	26,615	48,572
	Leyard Optoelectronic Co. Ltd., Class A	55,500	46,548
#*	Li Auto, Inc., ADR	29,401	994,048
	Li Ning Co. Ltd.	1,204,000	3,689,541
	LianChuang Electronic Technology Co. Ltd., Class A	16,100	23,663
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	23,312
*	Liao Ning Oxiranchem, Inc., Class A	11,800	11,476
	Liaoning Cheng Da Co. Ltd., Class A	19,200	32,121
	Liaoning Port Co. Ltd., Class H	236,000	19,303
	Lier Chemical Co. Ltd., Class A	23,400	38,572
*	Lifetech Scientific Corp.	806,000	247,642
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	31,200	12,452
	Lingyi iTech Guangdong Co., Class A	85,000	70,653
	LK Technology Holdings Ltd.	90,999	78,274
	Loncin Motor Co. Ltd., Class A	22,800	17,303
*	Long Yuan Construction Group Co. Ltd., Class A	42,900	25,866
Ω	Longfor Group Holdings Ltd.	606,000	882,191
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	20,687
	LONGi Green Energy Technology Co. Ltd., Class A	55,000	181,537
	Longshine Technology Group Co. Ltd., Class A	7,800	19,942
	Lonking Holdings Ltd.	620,000	95,778
	Luenmei Quantum Co. Ltd., Class A	46,100	37,056
	Luolai Lifestyle Technology Co. Ltd., Class A	22,700	30,981
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	17,700	14,436
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	21,217
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	22,714
	Luxi Chemical Group Co. Ltd., Class A	60,500	93,906
	Luxshare Precision Industry Co. Ltd., Class A	52,754	236,872
#*Ω	Luye Pharma Group Ltd.	353,500	171,273
	Luzhou Laojiao Co. Ltd., Class A	11,809	345,875
#*	LVGEM China Real Estate Investment Co. Ltd.	90,000	10,090
	Maanshan Iron & Steel Co. Ltd., Class H	164,000	27,046
	Maccura Biotechnology Co. Ltd., Class A	9,800	21,074
	Mango Excellent Media Co. Ltd., Class A	35,705	123,412
*Ω	Maoyan Entertainment	146,400	175,918
	Maxscend Microelectronics Co. Ltd., Class A	4,900	101,091
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	22,209
	Meilleure Health International Industry Group Ltd.	594,000	18,690
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	78,063
#Ω	Meitu, Inc.	772,500	309,867
*Ω	Meituan, Class B	212,410	3,010,913
	Metallurgical Corp. of China Ltd., Class H	768,000	152,291
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	27,889
#Ω	Midea Real Estate Holding Ltd.	124,600	85,240
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	2,100	18,665
	Ming Yang Smart Energy Group Ltd., Class A	32,200	61,553
#*	Ming Yuan Cloud Group Holdings Ltd.	160,000	66,901
#	MINISO Group Holding Ltd.	86,400	555,567
*	Minmetals Land Ltd.	296,000	11,710
	MLS Co. Ltd., Class A	25,996	32,978
*	MMG Ltd.	1,172,000	345,603
*Ω	Mobvista, Inc.	162,000	65,149

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Monalisa Group Co. Ltd., Class A	8,100	$16,736
	Montage Technology Co. Ltd., Class A	4,975	37,504
*Ω	Mulsanne Group Holding Ltd.	50,000	8,451
*	NanJi E-Commerce Co. Ltd., Class A	47,354	22,093
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	42,551
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	37,877	65,503
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	13,008
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	26,778
	NARI Technology Co. Ltd., Class A	77,524	239,357
	NAURA Technology Group Co. Ltd., Class A	2,000	70,142
*	NavInfo Co. Ltd., Class A	36,500	49,923
	NetDragon Websoft Holdings Ltd.	106,500	189,231
#	NetEase, Inc., ADR	30,627	3,274,639
	NetEase, Inc.	170,600	3,651,104
	New China Life Insurance Co. Ltd., Class H	352,000	772,168
	New Hope Dairy Co. Ltd., Class A	11,300	20,583
*	Newborn Town, Inc.	158,000	46,732
	Newland Digital Technology Co. Ltd., Class A	26,800	62,679
	Nexteer Automotive Group Ltd.	159,000	76,649
	Ninestar Corp., Class A	9,600	32,202
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	31,016
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	14,336
	Ningbo Joyson Electronic Corp., Class A	23,700	61,112
	Ningbo Orient Wires & Cables Co. Ltd., Class A	11,400	65,635
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,745	46,915
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,100	40,410
	Ningbo Tuopu Group Co. Ltd., Class A	3,700	32,681
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	20,852
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	26,926
#*	NIO, Inc., ADR	34,452	251,500
*	NIO, Inc., Class A	63,900	467,826
#*	Niu Technologies, Sponsored ADR	8,367	18,073
	Noah Holdings Ltd., Sponsored ADR	6,945	79,451
	Norinco International Cooperation Ltd., Class A	24,310	37,853
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	37,057
	North Industries Group Red Arrow Co. Ltd., Class A	19,400	37,825
	Northeast Securities Co. Ltd., Class A	48,600	50,077
	Northking Information Technology Co. Ltd., Class A	8,540	21,687
	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	13,641
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	10,000	10,896
*	Offcn Education Technology Co. Ltd., Class A	30,700	16,582
	Offshore Oil Engineering Co. Ltd., Class A	113,459	96,393
	Olympic Circuit Technology Co. Ltd., Class A	10,400	25,314
	Oppein Home Group, Inc., Class A	3,700	44,027
	Opple Lighting Co. Ltd., Class A	18,600	49,636
	ORG Technology Co. Ltd., Class A	78,900	48,217
*	Orient Group, Inc., Class A	53,900	16,583
	Orient Overseas International Ltd.	25,000	315,245
Ω	Orient Securities Co. Ltd., Class H	150,400	70,068
*	Oriental Energy Co. Ltd., Class A	55,000	79,133
	Oriental Pearl Group Co. Ltd., Class A	21,500	21,702
*	Ourpalm Co. Ltd., Class A	86,800	52,500
	Ovctek China, Inc., Class A	13,360	46,070
*	Overseas Chinese Town Asia Holdings Ltd.	64,000	2,694
	Pacific Online Ltd.	58,000	3,449
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,300	33,724
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	32,757
	PAX Global Technology Ltd.	218,000	150,475
*	PCI Technology Group Co. Ltd., Class A	51,800	40,540

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	PDD Holdings, Inc., ADR	67,001	$6,795,241
*Ω	Peijia Medical Ltd.	44,000	41,664
	People.cn Co. Ltd., Class A	20,700	91,771
	People’s Insurance Co. Group of China Ltd. , Class H	1,248,000	411,789
	Perfect World Co. Ltd., Class A	27,900	45,793
Ω	Pharmaron Beijing Co. Ltd., Class H	49,050	117,089
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	2,074,932
	Ping An Bank Co. Ltd., Class A	139,500	199,524
#*Ω	Ping An Healthcare & Technology Co. Ltd.	157,500	367,909
	Ping An Insurance Group Co. of China Ltd., Class H	997,000	5,057,258
	PNC Process Systems Co. Ltd., Class A	4,900	18,679
	Poly Developments & Holdings Group Co. Ltd., Class A	91,700	138,004
	Poly Property Group Co. Ltd.	876,362	180,369
	Poly Property Services Co. Ltd., Class H	25,400	99,682
Ω	Pop Mart International Group Ltd.	42,600	117,598
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,017,000	464,188
	Pou Sheng International Holdings Ltd.	548,000	46,890
	Power Construction Corp. of China Ltd., Class A	110,299	79,311
	PW Medtech Group Ltd.	171,000	16,359
	Pylon Technologies Co. Ltd., Class A	2,459	38,286
*	Q Technology Group Co. Ltd.	127,000	64,205
	Qianhe Condiment & Food Co. Ltd., Class A	13,104	31,789
	Qifu Technology, Inc., ADR	27,190	402,140
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	33,927
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	20,487
	Qingdao Gon Technology Co. Ltd., Class A	8,200	23,589
	Qingdao Haier Biomedical Co. Ltd., Class A	1,896	9,470
	Qingdao Hanhe Cable Co. Ltd., Class A	108,000	56,816
*	Qingdao Rural Commercial Bank Corp., Class A	91,100	33,755
*	Qingdao Sentury Tire Co. Ltd., Class A	3,900	16,223
	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	32,027
*	Qinghai Salt Lake Industry Co. Ltd., Class A	30,500	70,612
*	Qingling Motors Co. Ltd., Class H	198,000	14,193
*	Qudian, Inc., Sponsored ADR	26,628	44,735
	Quectel Wireless Solutions Co. Ltd., Class A	6,379	41,670
*	Radiance Holdings Group Co. Ltd.	166,000	68,932
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	10,060
	Raisecom Technology Co. Ltd., Class A	8,200	8,944
	Raytron Technology Co. Ltd., Class A	3,725	23,987
#Ω	Red Star Macalline Group Corp. Ltd., Class H	52,400	16,538
#*††Ω	Redco Properties Group Ltd.	274,000	35,015
	Renhe Pharmacy Co. Ltd., Class A	50,100	47,319
*	Renrui Human Resources Technology Holdings Ltd.	38,600	17,546
	Richinfo Technology Co. Ltd., Class A	12,500	38,303
	Risen Energy Co. Ltd., Class A	9,900	24,039
*	RiseSun Real Estate Development Co. Ltd., Class A	149,700	40,426
	Riyue Heavy Industry Co. Ltd., Class A	12,800	24,628
*	Road King Infrastructure Ltd.	52,000	10,097
	Rockchip Electronics Co. Ltd., Class A	2,100	18,711
*	Roshow Technology Co. Ltd., Class A	26,494	24,365
	Runjian Co. Ltd., Class A	4,700	26,782
*	Sai Micro Electronics, Inc., Class A	7,700	25,363
	SAIC Motor Corp. Ltd., Class A	46,200	91,728
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,600	15,525
*	Sangfor Technologies, Inc., Class A	1,600	18,354
	Sanquan Food Co. Ltd., Class A	18,800	37,585
	Sansure Biotech, Inc., Class A	5,033	11,510
	Sany Heavy Equipment International Holdings Co. Ltd.	367,000	482,097
	Sany Heavy Industry Co. Ltd., Class A	42,650	84,329

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Satellite Chemical Co. Ltd., Class A	61,703	$137,134
	Sealand Securities Co. Ltd., Class A	99,400	49,059
*	Seazen Group Ltd.	768,285	124,684
*	Seazen Holdings Co. Ltd., Class A	34,226	55,578
	S-Enjoy Service Group Co. Ltd.	19,000	9,132
	SF Holding Co. Ltd., Class A	38,524	206,693
	SG Micro Corp., Class A	5,460	66,949
*	Shaanxi Construction Machinery Co. Ltd., Class A	30,400	16,779
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	21,800	21,250
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	35,857
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	55,948
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	7,100	8,262
#Ω	Shandong Gold Mining Co. Ltd., Class H	240,750	451,028
	Shandong Head Group Co. Ltd., Class A	11,200	25,937
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	75,172
	Shandong Hi-speed Co. Ltd., Class A	45,600	41,312
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	24,900	19,849
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,570	121,253
*	Shandong Humon Smelting Co. Ltd., Class A	18,500	29,429
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,000	12,578
	Shandong New Beiyang Information Technology Co. Ltd., Class A	14,800	15,007
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	43,824
	Shandong Publishing & Media Co. Ltd., Class A	13,900	15,688
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	41,642
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	6,800	64,190
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	686,800	637,482
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	23,188
	Shanghai Aiko Solar Energy Co. Ltd., Class A	15,500	41,532
	Shanghai AJ Group Co. Ltd., Class A	29,600	21,089
	Shanghai AtHub Co. Ltd., Class A	7,560	20,528
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	8,604	30,969
	Shanghai Baolong Automotive Corp., Class A	3,300	28,919
	Shanghai Baosight Software Co. Ltd., Class A	16,245	94,726
	Shanghai Belling Co. Ltd., Class A	9,900	21,324
	Shanghai Construction Group Co. Ltd., Class A	141,200	50,773
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	11,680
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	115,373
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	84,000	158,779
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	54,000	17,539
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	25,773
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	10,584	36,711
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	7,900	25,280
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,300	33,147
	Shanghai Industrial Development Co. Ltd., Class A	26,600	13,767
	Shanghai Industrial Holdings Ltd.	118,000	144,387
	Shanghai Industrial Urban Development Group Ltd.	504,600	22,257
*	Shanghai International Airport Co. Ltd., Class A	4,600	23,401
	Shanghai Jahwa United Co. Ltd., Class A	9,800	31,278
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	37,757
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	23,093
*	Shanghai Kinetic Medical Co. Ltd., Class A	17,000	15,760
	Shanghai Liangxin Electrical Co. Ltd., Class A	11,100	14,399
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	32,031
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	24,578
	Shanghai M&G Stationery, Inc., Class A	14,300	75,760
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	36,428
	Shanghai Medicilon, Inc., Class A	2,965	29,034
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	788	20,945
	Shanghai Moons’ Electric Co. Ltd., Class A	4,100	36,953

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	260,800	$379,412
	Shanghai Pioneer Holding Ltd.	172,000	42,407
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	20,149
	Shanghai Pudong Development Bank Co. Ltd., Class A	225,500	210,243
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	18,676	63,885
	Shanghai RAAS Blood Products Co. Ltd., Class A	72,100	68,850
	Shanghai Runda Medical Technology Co. Ltd., Class A	10,000	26,995
	Shanghai Rural Commercial Bank Co. Ltd., Class A	34,300	27,943
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	20,259
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	38,121
	Shanghai Stonehill Technology Co. Ltd., Class A	109,100	41,796
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	23,538
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	35,715
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	43,225
	Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	44,788
	Shanghai Yaoji Technology Co. Ltd., Class A	6,900	21,906
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	72,600	64,493
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	34,300	112,520
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	22,619
	Shanxi Coking Co. Ltd., Class A	28,340	19,604
	Shanxi Securities Co. Ltd., Class A	47,230	36,276
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	31,751
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	318,841
*	Shanying International Holding Co. Ltd., Class A	99,600	29,826
	Shede Spirits Co. Ltd., Class A	5,100	80,298
*	Shengda Resources Co. Ltd., Class A	21,100	36,694
	Shenghe Resources Holding Co. Ltd., Class A	41,500	60,669
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	14,156
	Shengyi Technology Co. Ltd., Class A	25,500	61,314
	Shennan Circuits Co. Ltd., Class A	7,100	67,539
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	95,604
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,100	46,711
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	21,338
*	Shenzhen Airport Co. Ltd., Class A	45,500	42,087
	Shenzhen Aisidi Co. Ltd., Class A	15,700	16,687
	Shenzhen Capchem Technology Co. Ltd., Class A	14,780	89,186
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	18,337
	Shenzhen Changhong Technology Co. Ltd., Class A	3,800	9,697
	Shenzhen Click Technology Co. Ltd., Class A	9,300	18,144
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	15,470
	Shenzhen Desay Battery Technology Co., Class A	12,580	54,841
	Shenzhen Dynanonic Co. Ltd., Class A	2,652	28,522
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,300	15,203
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	26,504
	Shenzhen Expressway Corp. Ltd., Class H	158,000	130,271
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	52,549
	Shenzhen Gas Corp. Ltd., Class A	37,900	35,147
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	14,156
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	28,829
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,600	19,609
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	37,000	17,923
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,300	27,131
	Shenzhen Inovance Technology Co. Ltd., Class A	18,250	150,855
	Shenzhen International Holdings Ltd.	472,351	311,338
	Shenzhen Investment Ltd.	825,174	121,289
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	14,511
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	25,669
	Shenzhen Kaifa Technology Co. Ltd., Class A	31,600	74,331
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	35,945

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	$57,133
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,200	58,084
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	13,200	47,082
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	6,400	9,211
	Shenzhen Leaguer Co. Ltd., Class A	35,800	37,820
	Shenzhen Megmeet Electrical Co. Ltd., Class A	4,000	14,168
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	21,534
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,000	547,188
	Shenzhen MTC Co. Ltd., Class A	40,800	29,898
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	87,100	36,673
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	7,100	66,134
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	26,041
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	30,590
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,100	36,057
	Shenzhen SC New Energy Technology Corp., Class A	1,145	11,428
	Shenzhen SED Industry Co. Ltd., Class A	11,000	28,818
	Shenzhen Senior Technology Material Co. Ltd., Class A	12,693	26,664
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	43,505
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	16,286
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,000	16,557
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	70,571
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	23,324
	Shenzhen Topband Co. Ltd., Class A	11,100	14,225
	Shenzhen Transsion Holdings Co. Ltd., Class A	14,475	265,999
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	27,633
*	Shenzhen World Union Group, Inc., Class A	32,800	11,455
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	16,849
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,100	24,777
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	16,205
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	75,384
	Shenzhen Zhenye Group Co. Ltd., Class A	27,200	16,039
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	51,022
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	32,112
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	20,057	60,930
	Shinghwa Advanced Material Group Co. Ltd., Class A	4,900	34,812
	Shinva Medical Instrument Co. Ltd., Class A	9,200	30,356
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	19,995
	Shui On Land Ltd.	940,500	82,908
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	94,711
	Sichuan Development Lomon Co. Ltd., Class A	58,200	56,780
	Sichuan Expressway Co. Ltd., Class H	234,000	67,342
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	18,585
	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	41,202
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	28,792
*	Sichuan Lutianhua Co. Ltd., Class A	55,100	32,243
*	Sichuan New Energy Power Co. Ltd., Class A	30,700	49,181
	Sichuan Road & Bridge Group Co. Ltd., Class A	146,580	154,477
	Sichuan Swellfun Co. Ltd., Class A	5,600	46,799
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	7,400	18,821
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	47,187
	Sieyuan Electric Co. Ltd., Class A	11,400	76,833
*	SIM Technology Group Ltd.	262,000	10,382
Ω	Simcere Pharmaceutical Group Ltd.	95,000	82,859
	Sino Biopharmaceutical Ltd.	2,640,000	1,025,584
	Sino Wealth Electronic Ltd., Class A	9,519	32,345
	Sinocare, Inc., Class A	9,700	39,938
	Sinochem International Corp., Class A	21,000	14,268
	Sinofert Holdings Ltd.	694,000	78,945
	Sinolink Securities Co. Ltd., Class A	30,800	38,489

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Sinolink Worldwide Holdings Ltd.	604,800	$8,674
	Sinoma International Engineering Co., Class A	57,400	77,400
	Sinoma Science & Technology Co. Ltd., Class A	43,500	102,835
	Sinomach Automobile Co. Ltd., Class A	29,500	29,475
	Sinomine Resource Group Co. Ltd., Class A	12,352	63,147
	Sinopec Engineering Group Co. Ltd., Class H	585,500	292,611
	Sinopec Kantons Holdings Ltd.	218,000	85,825
*	Sinopec Oilfield Service Corp., Class H	1,106,000	77,791
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	53,960
	Sinopharm Group Co. Ltd., Class H	762,000	1,822,157
	Sino-Platinum Metals Co. Ltd., Class A	10,478	20,879
	Sinoseal Holding Co. Ltd., Class A	3,600	19,092
	Sinosoft Co. Ltd., Class A	10,200	42,687
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	36,561
	Sinotrans Ltd., Class H	879,000	288,894
	Sinotruk Hong Kong Ltd.	195,000	367,283
	Sinotruk Jinan Truck Co. Ltd., Class A	36,100	72,765
*	Skshu Paint Co. Ltd., Class A	8,356	68,016
	Skyworth Digital Co. Ltd., Class A	13,300	21,945
	Skyworth Group Ltd.	375,694	135,755
*	Sohu.com Ltd., ADR	606	4,987
	Songcheng Performance Development Co. Ltd., Class A	14,900	22,375
	Sonoscape Medical Corp., Class A	2,600	17,143
	SooChow Securities Co. Ltd., Class A	35,340	38,749
	Southwest Securities Co. Ltd., Class A	97,700	54,759
	SSY Group Ltd.	400,000	219,409
	StarPower Semiconductor Ltd., Class A	600	14,124
	State Grid Information & Communication Co. Ltd., Class A	17,400	32,823
*	STO Express Co. Ltd., Class A	19,000	24,834
	Sumavision Technologies Co. Ltd., Class A	21,300	16,234
	Sun Art Retail Group Ltd.	158,000	33,355
	Sun Create Electronics Co. Ltd., Class A	2,704	7,673
*	Sun King Technology Group Ltd.	240,000	45,778
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	47,647
	Sungrow Power Supply Co. Ltd., Class A	17,600	202,816
	Suning Universal Co. Ltd., Class A	52,000	19,536
	Sunny Optical Technology Group Co. Ltd.	203,800	1,707,422
	Sunresin New Materials Co. Ltd., Class A	7,875	58,522
*	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	17,115
	Sunwoda Electronic Co. Ltd., Class A	13,100	28,852
	Suofeiya Home Collection Co. Ltd., Class A	12,600	31,009
	Suplet Power Co. Ltd., Class A	4,368	9,815
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	29,383
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	26,400	67,608
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	40,516
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	16,288
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	14,794
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	25,910
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,464	43,648
	SY Holdings Group Ltd.	69,500	44,565
	Symphony Holdings Ltd.	330,000	35,805
	Taiji Computer Corp. Ltd., Class A	10,439	40,929
	TangShan Port Group Co. Ltd., Class A	109,000	53,057
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	50,052
*	Tansun Technology Co. Ltd., Class A	12,000	22,608
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,200	20,648
	TCL Electronics Holdings Ltd.	270,000	93,912
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	30,689
	Ten Pao Group Holdings Ltd.	140,000	18,339

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tencent Holdings Ltd.	651,000	$24,092,684
*	Tencent Music Entertainment Group, ADR	179,122	1,300,426
	Tenfu Cayman Holdings Co. Ltd.	46,000	25,614
	Three’s Co. Media Group Co. Ltd., Class A	4,287	35,264
	Thunder Software Technology Co. Ltd., Class A	2,300	22,099
	Tian An China Investment Co. Ltd.	112,000	54,179
	Tian Di Science & Technology Co. Ltd., Class A	83,400	58,815
#	Tian Lun Gas Holdings Ltd.	55,500	26,966
††	Tian Shan Development Holding Ltd.	76,000	3,593
	Tiande Chemical Holdings Ltd.	244,000	44,944
	Tiangong International Co. Ltd.	344,000	101,115
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,400	59,663
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	27,091
	Tianjin Development Holdings Ltd.	60,000	11,386
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	8,300	33,859
	Tianjin Port Development Holdings Ltd.	304,000	20,226
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	19,520
	Tianjin Teda Co. Ltd., Class A	32,700	18,093
*	Tianma Microelectronics Co. Ltd., Class A	32,300	43,274
#	Tianneng Power International Ltd.	184,000	166,148
	Tianshan Aluminum Group Co. Ltd., Class A	30,600	27,102
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	44,211
††	Tianyun International Holdings Ltd.	50,000	18,770
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,600	24,834
*	Tibet Summit Resources Co. Ltd., Class A	28,500	54,926
*	Tibet Water Resources Ltd.	159,000	4,467
	Tingyi Cayman Islands Holding Corp.	326,000	432,704
*	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	65,840
	TK Group Holdings Ltd.	30,000	5,187
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	43,297
	Toly Bread Co. Ltd., Class A	28,929	34,567
	Tomson Group Ltd.	197,988	42,035
	Tong Ren Tang Technologies Co. Ltd., Class H	77,000	58,723
*	Tongcheng Travel Holdings Ltd.	277,600	530,341
*	Tongdao Liepin Group	45,000	33,063
	TongFu Microelectronics Co. Ltd., Class A	28,600	80,297
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	11,900	18,044
*	Tongkun Group Co. Ltd., Class A	31,900	63,011
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	24,105
	Tongling Nonferrous Metals Group Co. Ltd., Class A	253,200	107,544
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	17,189
*	Topchoice Medical Corp., Class A	5,062	62,025
*	Topsec Technologies Group, Inc., Class A	16,700	21,461
Ω	Topsports International Holdings Ltd.	864,000	726,574
	Towngas Smart Energy Co. Ltd.	291,551	120,772
*	TPV Technology Co. Ltd., Class A	94,800	36,098
	Transfar Zhilian Co. Ltd., Class A	97,500	66,115
	TravelSky Technology Ltd., Class H	165,000	260,656
*	Trigiant Group Ltd.	272,000	11,335
	Trina Solar Co. Ltd., Class A	15,292	62,441
*	Trip.com Group Ltd., ADR	38,258	1,300,772
*	Trip.com Group Ltd.	30,400	1,036,081
*	Triumph New Energy Co. Ltd., Class H	48,000	24,100
	Truking Technology Ltd., Class A	10,500	16,155
	Truly International Holdings Ltd.	488,000	50,086
	Tsingtao Brewery Co. Ltd., Class H	70,000	530,847
*	Tuniu Corp., Sponsored ADR	11,396	10,006
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,719	69,272
	Unilumin Group Co. Ltd., Class A	14,600	12,792

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Uni-President China Holdings Ltd.	221,000	$150,410
*	Unisplendour Corp. Ltd., Class A	37,180	99,763
*	United Strength Power Holdings Ltd.	12,000	8,388
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	44,292
	Valiant Co. Ltd., Class A	29,200	68,564
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,200	11,564
#*Ω	Venus MedTech Hangzhou, Inc., Class H	39,500	22,407
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	42,577
*	Vipshop Holdings Ltd., ADR	171,914	2,451,494
*Ω	Viva Biotech Holdings	283,000	46,391
	Walvax Biotechnology Co. Ltd., Class A	7,800	24,831
	Wangfujing Group Co. Ltd., Class A	5,100	12,329
	Wangneng Environment Co. Ltd., Class A	8,600	17,486
	Wangsu Science & Technology Co. Ltd., Class A	71,000	68,094
	Wanguo International Mining Group Ltd.	98,000	39,121
	Want Want China Holdings Ltd.	840,000	521,942
	Wanxiang Qianchao Co. Ltd., Class A	55,900	39,522
	Wasion Holdings Ltd.	134,000	49,549
	Weaver Network Technology Co. Ltd., Class A	2,160	14,744
	Weibo Corp., Sponsored ADR	24,604	291,065
	Weibo Corp., Class A	760	8,968
	Weichai Power Co. Ltd., Class H	613,000	917,551
	Weifu High-Technology Group Co. Ltd., Class A	15,600	34,441
	Weihai Guangwei Composites Co. Ltd., Class A	23,520	82,373
*	Weiqiao Textile Co., Class H	154,000	31,479
	Western Mining Co. Ltd., Class A	19,900	34,211
	Western Securities Co. Ltd., Class A	66,300	60,348
	Western Superconducting Technologies Co. Ltd., Class A	6,525	40,912
	Wharf Holdings Ltd.	161,000	408,529
	Will Semiconductor Co. Ltd. Shanghai, Class A	5,187	78,258
	Windey Energy Technology Group Co. Ltd., Class A	7,410	10,749
*	Wingtech Technology Co. Ltd., Class A	13,800	93,933
	Winner Medical Co. Ltd., Class A	3,600	19,771
	Winning Health Technology Group Co. Ltd., Class A	24,400	24,845
	Wolong Electric Group Co. Ltd., Class A	33,300	51,129
	Wuchan Zhongda Group Co. Ltd., Class A	75,600	47,234
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,536	13,836
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	15,268
	Wuhan Guide Infrared Co. Ltd., Class A	21,106	22,863
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	16,375
	Wuhu Token Science Co. Ltd., Class A	37,700	33,298
	Wuliangye Yibin Co. Ltd., Class A	30,812	656,802
	Wuling Motors Holdings Ltd.	140,000	9,506
	WUS Printed Circuit Kunshan Co. Ltd., Class A	32,890	88,071
	Wushang Group Co. Ltd., Class A	18,700	22,057
#Ω	WuXi AppTec Co. Ltd., Class H	29,800	358,093
	Wuxi Autowell Technology Co. Ltd., Class A	2,824	52,756
*Ω	Wuxi Biologics Cayman, Inc.	347,000	2,157,555
*	Wuxi Boton Technology Co. Ltd., Class A	5,900	12,954
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	25,200	96,613
*	Wuxi Taiji Industry Co. Ltd., Class A	38,600	34,139
	XCMG Construction Machinery Co. Ltd., Class A	108,600	85,053
	XGD, Inc., Class A	12,100	38,496
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	44,000	16,363
	Xiamen Bank Co. Ltd., Class A	26,400	19,133
	Xiamen C & D, Inc., Class A	69,000	92,199
	Xiamen Faratronic Co. Ltd., Class A	2,700	36,843
	Xiamen International Airport Co. Ltd., Class A	11,480	19,905
	Xiamen Intretech, Inc., Class A	16,990	40,557

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen ITG Group Corp. Ltd., Class A	57,300	$53,820
	Xiamen Kingdomway Group Co., Class A	13,000	32,500
	Xiamen Tungsten Co. Ltd., Class A	45,700	105,910
	Xiamen Xiangyu Co. Ltd., Class A	74,206	65,047
	Xi’an Triangle Defense Co. Ltd., Class A	5,400	21,193
*Ω	Xiaomi Corp., Class B	2,108,000	3,779,692
	Xilinmen Furniture Co. Ltd., Class A	8,000	20,998
*	Xinchen China Power Holdings Ltd.	83,000	2,336
*	Xinfengming Group Co. Ltd., Class A	35,700	61,476
	Xingda International Holdings Ltd.	178,330	30,117
	Xingfa Aluminium Holdings Ltd.	41,000	33,576
	Xinhu Zhongbao Co. Ltd., Class A	112,500	36,612
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	112,645
	Xinhuanet Co. Ltd., Class A	8,200	28,588
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	63,700	58,307
#*	Xinte Energy Co. Ltd., Class H	120,400	182,965
	Xinyi Energy Holdings Ltd.	530,615	92,949
	Xinzhi Group Co. Ltd., Class A	11,200	27,616
*	XPeng, Inc., Class A	86,200	626,396
	Xtep International Holdings Ltd.	535,059	486,440
	Xuji Electric Co. Ltd., Class A	21,100	49,581
*	Xunlei Ltd., ADR	19,606	27,841
Ω	Yadea Group Holdings Ltd.	396,000	722,842
*	YaGuang Technology Group Co. Ltd., Class A	9,500	12,185
*	Yanchang Petroleum International Ltd.	50,500	2,581
	Yangling Metron New Material, Inc., Class A	9,162	49,970
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	6,500	7,841
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	10,400	53,997
	Yankershop Food Co. Ltd., Class A	3,450	37,165
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	25,617
	Yantai China Pet Foods Co. Ltd., Class A	5,400	18,087
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	25,911
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	25,650
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	26,600	104,006
*	YanTai Shuangta Food Co. Ltd., Class A	9,300	5,901
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,450	14,431
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	35,273
*	Yeahka Ltd.	24,000	43,893
	Yealink Network Technology Corp. Ltd., Class A	12,772	58,267
	Yeebo International Holdings Ltd.	42,000	15,080
	YGSOFT, Inc., Class A	25,800	20,475
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	25,412
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	112,800	119,572
*	Yifan Pharmaceutical Co. Ltd., Class A	27,900	52,691
	Yifeng Pharmacy Chain Co. Ltd., Class A	18,368	82,280
#	Yihai International Holding Ltd.	170,000	309,383
	Yintai Gold Co. Ltd., Class A	43,100	79,738
	Yip’s Chemical Holdings Ltd.	30,000	5,598
Ω	Yixin Group Ltd.	278,000	22,044
	Yixintang Pharmaceutical Group Co. Ltd., Class A	21,500	62,494
	Yonfer Agricultural Technology Co. Ltd., Class A	38,700	61,423
	YongXing Special Materials Technology Co. Ltd., Class A	2,860	19,560
	Yonyou Network Technology Co. Ltd., Class A	12,300	27,549
	Yotrio Group Co. Ltd., Class A	40,700	17,636
	Youngor Group Co. Ltd., Class A	66,900	61,736
*	Youzu Interactive Co. Ltd., Class A	21,100	31,833
	YTO Express Group Co. Ltd., Class A	51,600	95,820
	Yuexiu Property Co. Ltd.	418,800	435,618
	Yuexiu Transport Infrastructure Ltd.	334,000	172,602

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yunda Holding Co. Ltd., Class A	61,380	$76,503
	Yunnan Aluminium Co. Ltd., Class A	38,100	72,424
	Yunnan Baiyao Group Co. Ltd., Class A	9,780	67,953
	Yunnan Copper Co. Ltd., Class A	74,200	111,877
	Yunnan Energy New Material Co. Ltd., Class A	12,900	118,401
	Yunnan Tin Co. Ltd., Class A	41,800	80,743
	Yusys Technologies Co. Ltd., Class A	7,040	16,083
	Yutong Bus Co. Ltd., Class A	28,600	53,321
	Zangge Mining Co. Ltd., Class A	27,800	85,077
	ZBOM Home Collection Co. Ltd., Class A	5,605	14,891
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	4,429	151,563
	Zhaojin Mining Industry Co. Ltd., Class H	263,500	326,674
	Zhefu Holding Group Co. Ltd., Class A	145,500	73,579
*	Zhejiang Century Huatong Group Co. Ltd., Class A	57,920	46,452
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,100	14,964
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	28,195
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	76,782
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	40,057
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,000	20,768
	Zhejiang Crystal-Optech Co. Ltd., Class A	25,900	48,845
	Zhejiang Dahua Technology Co. Ltd., Class A	40,802	113,889
	Zhejiang Dingli Machinery Co. Ltd., Class A	10,100	75,215
	Zhejiang Expressway Co. Ltd., Class H	432,000	325,182
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	13,099
	Zhejiang Hailiang Co. Ltd., Class A	38,300	56,510
	Zhejiang HangKe Technology, Inc. Co., Class A	5,521	18,546
	Zhejiang Hangmin Co. Ltd., Class A	16,190	18,794
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	16,260
	Zhejiang Huace Film & Television Co. Ltd., Class A	61,800	47,513
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	28,600	63,237
	Zhejiang Huayou Cobalt Co. Ltd., Class A	12,620	63,514
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	54,767
	Zhejiang Jianfeng Group Co. Ltd., Class A	8,900	13,709
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	13,935
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	8,700	51,736
*	Zhejiang Jingu Co. Ltd., Class A	22,000	23,462
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	13,660	24,680
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	77,600	49,016
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	13,600	55,267
	Zhejiang Juhua Co. Ltd., Class A	45,814	94,847
	Zhejiang Longsheng Group Co. Ltd., Class A	59,300	72,144
	Zhejiang Medicine Co. Ltd., Class A	18,416	27,301
	Zhejiang Meida Industrial Co. Ltd., Class A	24,300	35,208
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	20,512
	Zhejiang NHU Co. Ltd., Class A	40,548	89,654
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	30,675
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	20,627
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	14,838
	Zhejiang Runtu Co. Ltd., Class A	42,100	38,457
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	49,557
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	14,052
	Zhejiang Supor Co. Ltd., Class A	3,700	25,371
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	8,990
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	17,720
*	Zhejiang Wanliyang Co. Ltd., Class A	15,300	16,571
	Zhejiang Wanma Co. Ltd., Class A	19,100	27,481
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	15,500	38,018
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,100	29,527
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	32,044

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	$24,620
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	34,088
	Zhejiang Yankon Group Co. Ltd., Class A	35,700	16,934
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	16,398
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	32,434
	Zhejiang Yongtai Technology Co. Ltd., Class A	29,500	51,244
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	58,308
	Zheshang Securities Co. Ltd., Class A	20,000	27,544
*	Zhihu, Inc.	18,400	34,700
*	Zhong An Group Ltd.	859,000	12,392
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	167,200	458,231
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	15,550
	Zhongji Innolight Co. Ltd., Class A	8,500	102,398
	Zhongjin Gold Corp. Ltd., Class A	29,400	43,707
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	45,708
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	19,153
	Zhongsheng Group Holdings Ltd.	356,500	823,264
*††	Zhongtian Financial Group Co. Ltd., Class A	191,400	7,846
*	Zhongyu Energy Holdings Ltd.	215,000	151,109
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	5,467
#*	Zhuguang Holdings Group Co. Ltd.	486,000	25,134
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	47,735
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	136,300	439,890
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	8,700	38,935
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	66,652
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	396,000	205,873
	ZTE Corp., Class H	124,800	277,338
	ZTO Express Cayman, Inc., ADR	16,402	386,595
	ZTO Express Cayman, Inc.	10,100	236,568

TOTAL CHINA			243,311,510

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	51,323	177,634
	BAC Holding International Corp.	165,109	8,344
	Banco de Bogota SA	5,102	30,865
	Bancolombia SA, Sponsored ADR	9,294	235,882
	Bancolombia SA	12,390	88,349
	Celsia SA ESP	71,100	41,933
	Grupo Aval Acciones y Valores SA, ADR	4,349	9,959
	Grupo Energia Bogota SA ESP	289,471	117,096
	Interconexion Electrica SA ESP	52,464	184,822
	Promigas SA ESP	33,754	34,845

TOTAL COLOMBIA			929,729

CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	6,548	191,912
Ω	Moneta Money Bank AS	2,916	11,274

TOTAL CZECH REPUBLIC			203,186

GREECE — (0.4%)
*	Alpha Services & Holdings SA	215,299	322,288
	Athens Water Supply & Sewage Co. SA	8,519	50,622
	Autohellas Tourist & Trading SA	5,765	77,671
	Bank of Greece	4,212	61,089
*	Ellaktor SA	4,756	9,375
	ElvalHalcor SA	22,035	38,955
	Entersoft SA Software Development & Related Services Co.	4,811	30,864
	Epsilon Net SA	4,305	42,454

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
*	Eurobank Ergasias Services & Holdings SA, Class A	217,799	$355,998
	Fourlis Holdings SA	15,072	64,668
	Hellenic Exchanges - Athens Stock Exchange SA	2,323	11,913
	Hellenic Telecommunications Organization SA	10,076	141,229
	Helleniq Energy Holdings SA	16,601	121,888
	Intracom Holdings SA	12,803	27,051
*	Intracom SA Technical & Steel Constructions	5,832	18,572
	JUMBO SA	17,889	470,669
	Kri-Kri Milk Industry SA	1,715	14,775
*	LAMDA Development SA	15,192	97,808
	Motor Oil Hellas Corinth Refineries SA	25,625	610,326
*	National Bank of Greece SA	3,819	21,873
	OPAP SA	33,126	561,098
*	Piraeus Financial Holdings SA	75,398	223,491
	Piraeus Port Authority SA	1,629	36,361
	Quest Holdings SA	8,669	48,212
	Sarantis SA	5,551	46,118
	Terna Energy SA	15,334	230,099
	Thrace Plastics Holding & Co.	3,797	15,952

TOTAL GREECE			3,751,419

HONG KONG — (0.0%)
††	Untrade.Ch Wood Opti	84,000	1,812

HUNGARY — (0.1%)
#*	4iG Nyrt	5,746	12,886
	Magyar Telekom Telecommunications PLC	87,782	136,506
	MASTERPLAST Nyrt	1,147	8,564
*	Opus Global Nyrt	37,779	39,869
	OTP Bank Nyrt	20,464	761,670
	Richter Gedeon Nyrt	19,316	453,016

TOTAL HUNGARY			1,412,511

INDIA — (17.5%)
	360 ONE WAM Ltd.	47,676	300,790
*	3i Infotech Ltd.	27,570	12,050
	3M India Ltd.	303	108,602
	Aarti Drugs Ltd.	11,135	62,662
	Aarti Industries Ltd.	20,172	110,005
*	Aarti Pharmalabs Ltd.	5,043	23,368
*	Aavas Financiers Ltd.	7,198	122,134
	ABB India Ltd.	5,794	286,021
	Abbott India Ltd.	126	33,998
	Action Construction Equipment Ltd.	15,331	154,586
*	Adani Green Energy Ltd.	17,622	192,058
	Adani Total Gas Ltd.	19,594	132,531
	ADF Foods Ltd.	12,605	36,188
*	Aditya Birla Capital Ltd.	158,154	327,369
	Advanced Enzyme Technologies Ltd.	11,626	43,272
	Aegis Logistics Ltd.	53,013	186,293
*	Affle India Ltd.	3,381	42,772
	AGI Greenpac Ltd.	11,277	119,895
	Agro Tech Foods Ltd.	1,250	11,511
	Ahluwalia Contracts India Ltd.	5,052	41,313
	AIA Engineering Ltd.	7,380	312,474
	Ajanta Pharma Ltd.	11,104	235,377
	Akzo Nobel India Ltd.	3,525	102,119
	Alembic Ltd.	14,547	14,169

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Alembic Pharmaceuticals Ltd.	11,164	$95,634
	Alkem Laboratories Ltd.	7,590	339,270
	Alkyl Amines Chemicals	3,087	79,293
	Allcargo Logistics Ltd.	19,487	59,939
	Allcargo Terminals Ltd.	19,487	9,034
	Amara Raja Energy & Mobility Ltd.	25,834	189,540
*	Amber Enterprises India Ltd.	1,893	66,601
	Anant Raj Ltd.	23,144	67,402
	Andhra Paper Ltd.	1,894	12,469
	Andhra Sugars Ltd.	37,543	47,980
	Angel One Ltd.	11,302	351,187
	Apar Industries Ltd.	5,951	369,975
	Apcotex Industries Ltd.	12,056	70,318
	APL Apollo Tubes Ltd.	43,561	821,004
	Apollo Hospitals Enterprise Ltd.	23,571	1,371,091
	Aptech Ltd.	4,388	14,093
	Arvind Fashions Ltd.	12,622	48,563
	Arvind SmartSpaces Ltd.	4,403	17,012
	Asahi India Glass Ltd.	11,563	77,274
	Ashiana Housing Ltd.	10,235	26,698
	Ashok Leyland Ltd.	384,230	774,905
*	Ashoka Buildcon Ltd.	41,864	65,169
	Asian Paints Ltd.	69,692	2,513,157
	Astec Lifesciences Ltd.	2,598	38,215
*Ω	Aster DM Healthcare Ltd.	44,244	175,091
	Astra Microwave Products Ltd.	13,392	74,636
	Astral Ltd.	28,717	639,141
	AstraZeneca Pharma India Ltd.	178	9,941
	Atul Ltd.	1,834	138,017
Ω	AU Small Finance Bank Ltd.	34,507	277,613
	Avadh Sugar & Energy Ltd.	1,668	15,216
	Avanti Feeds Ltd.	10,804	52,262
*Ω	Avenue Supermarts Ltd.	12,277	535,900
	Axis Bank Ltd.	81,808	963,942
	Bajaj Auto Ltd.	11,520	735,693
	Bajaj Consumer Care Ltd.	28,340	79,075
	Bajaj Finance Ltd.	25,221	2,271,198
	Bajaj Finserv Ltd.	25,492	480,363
*	Bajaj Hindusthan Sugar Ltd.	143,434	45,856
	Bajaj Holdings & Investment Ltd.	5,613	465,870
	Balaji Amines Ltd.	3,279	80,501
	Balmer Lawrie & Co. Ltd.	17,962	28,963
	Balrampur Chini Mills Ltd.	18,911	93,846
Ω	Bandhan Bank Ltd.	123,893	318,947
	Bank of Baroda	181,126	426,644
	Bank of India	138,098	158,735
	Bank of Maharashtra	149,303	74,884
	Bannari Amman Sugars Ltd.	451	14,086
	BASF India Ltd.	5,960	180,448
	Bata India Ltd.	11,128	209,251
	Bayer CropScience Ltd.	3,427	201,938
	BEML Ltd.	5,776	140,275
	Berger Paints India Ltd.	82,416	552,739
*	BF Utilities Ltd.	4,960	37,252
	Bhansali Engineering Polymers Ltd.	24,745	25,926
	Bharat Bijlee Ltd.	943	42,504
	Bharat Electronics Ltd.	1,011,476	1,623,518
	Bharat Forge Ltd.	2,031	24,978
	Bharat Heavy Electricals Ltd.	224,965	326,504

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bharat Petroleum Corp. Ltd.	206,507	$867,072
	Bharat Rasayan Ltd.	482	50,902
	Bharti Airtel Ltd.	144,977	1,591,616
	Biocon Ltd.	9,878	26,097
	Birlasoft Ltd.	51,493	338,602
*	Black Box Ltd.	12,809	37,409
	Blue Dart Express Ltd.	1,255	98,958
	Blue Star Ltd.	30,228	323,914
	Bombay Burmah Trading Co.	886	14,347
*	Borosil Ltd.	2,664	12,401
	Bosch Ltd.	591	138,468
	Brigade Enterprises Ltd.	19,977	147,233
	Brightcom Group Ltd.	116,655	23,594
	Britannia Industries Ltd.	16,319	868,398
	BSE Ltd.	6,555	147,458
*	Camlin Fine Sciences Ltd.	29,561	51,105
	Can Fin Homes Ltd.	19,559	179,717
	Canara Bank	85,487	394,077
*	Capacit’e Infraprojects Ltd.	4,149	10,471
	Caplin Point Laboratories Ltd.	6,971	85,805
	Carborundum Universal Ltd.	32,516	415,206
*	Cartrade Tech Ltd.	1,519	12,288
	Castrol India Ltd.	161,343	263,964
	Central Depository Services India Ltd.	13,535	236,532
	Century Enka Ltd.	1,684	9,152
	Century Plyboards India Ltd.	30,803	230,473
	Century Textiles & Industries Ltd.	12,946	168,694
	Cera Sanitaryware Ltd.	1,370	139,878
	CG Power & Industrial Solutions Ltd.	160,639	750,552
	Chambal Fertilisers & Chemicals Ltd.	36,487	126,461
	Chennai Petroleum Corp. Ltd.	11,761	81,578
	Cholamandalam Financial Holdings Ltd.	24,408	332,055
	Cholamandalam Investment & Finance Co. Ltd.	81,129	1,112,099
	CIE Automotive India Ltd.	21,072	116,692
	Cigniti Technologies Ltd.	3,948	49,048
	Cipla Ltd.	59,744	863,442
	City Union Bank Ltd.	103,344	171,730
Ω	Cochin Shipyard Ltd.	13,630	155,489
	Coforge Ltd.	11,894	713,083
	Colgate-Palmolive India Ltd.	42,637	1,082,111
	Computer Age Management Services Ltd.	9,520	257,328
	Container Corp. of India Ltd.	53,667	443,810
	Coromandel International Ltd.	47,641	596,816
*	CreditAccess Grameen Ltd.	12,386	234,472
	CRISIL Ltd.	4,599	226,498
	Crompton Greaves Consumer Electricals Ltd.	18,674	63,338
*	CSB Bank Ltd.	3,033	12,059
	Cummins India Ltd.	26,531	535,816
	Cyient Ltd.	15,057	286,980
*	D B Realty Ltd.	22,351	45,972
	Dabur India Ltd.	93,664	594,899
	Dalmia Bharat Sugar & Industries Ltd.	3,997	21,554
	DCB Bank Ltd.	7,647	10,550
	DCM Shriram Ltd.	10,173	113,118
	DCW Ltd.	46,170	29,648
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	123,522
	Deepak Nitrite Ltd.	24,180	577,612
	Delta Corp. Ltd.	19,778	30,365
*	DEN Networks Ltd.	51,088	28,490

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dhampur Bio Organics Ltd.	10,271	$19,439
	Dhampur Sugar Mills Ltd.	10,271	32,715
*	Dhani Services Ltd.	55,006	25,332
	Dhanuka Agritech Ltd.	4,458	42,447
	Digidrive Distributors Ltd.	1,577	1,915
Ω	Dilip Buildcon Ltd.	14,000	51,376
*	Dish TV India Ltd.	417,871	85,207
*	Dishman Carbogen Amcis Ltd.	13,491	22,983
	Divi’s Laboratories Ltd.	16,125	657,519
	Dixon Technologies India Ltd.	7,993	490,592
	Dollar Industries Ltd.	2,411	12,111
Ω	Dr Lal PathLabs Ltd.	10,906	318,119
	Dr Reddy’s Laboratories Ltd.	11,808	761,638
	Dwarikesh Sugar Industries Ltd.	25,361	27,397
	Dynamatic Technologies Ltd.	652	31,345
	eClerx Services Ltd.	8,517	198,778
	Edelweiss Financial Services Ltd.	165,727	123,642
	Eicher Motors Ltd.	13,967	552,861
	EID Parry India Ltd.	27,751	153,612
	Electrosteel Castings Ltd.	48,669	49,871
	Elgi Equipments Ltd.	30,512	186,037
	Emami Ltd.	87,838	536,198
Ω	Endurance Technologies Ltd.	6,416	123,465
	Engineers India Ltd.	101,180	149,616
	EPL Ltd.	67,370	146,862
Ω	Equitas Small Finance Bank Ltd.	62,762	69,663
*Ω	Eris Lifesciences Ltd.	11,571	119,467
	ESAB India Ltd.	1,334	92,254
	Escorts Kubota Ltd.	8,042	303,374
	Everest Kanto Cylinder Ltd.	17,487	24,084
	Excel Industries Ltd.	1,401	14,399
	Exide Industries Ltd.	114,115	350,468
*	FDC Ltd.	13,171	57,028
	Federal Bank Ltd.	474,197	801,154
	Filatex India Ltd.	25,742	14,767
	Fine Organic Industries Ltd.	1,763	93,966
	Finolex Cables Ltd.	17,633	189,912
	Finolex Industries Ltd.	65,665	150,632
	Firstsource Solutions Ltd.	110,374	206,694
	Force Motors Ltd.	1,571	64,170
	Fortis Healthcare Ltd.	95,400	370,134
	Galaxy Surfactants Ltd.	4,918	160,659
	Ganesh Housing Corp. Ltd.	2,341	10,604
	Garden Reach Shipbuilders & Engineers Ltd.	6,759	60,127
	Gateway Distriparks Ltd.	65,576	69,026
*	Gati Ltd.	15,561	26,894
Ω	General Insurance Corp. of India	18,842	51,646
	Genus Power Infrastructures Ltd.	32,285	95,430
	GIC Housing Finance Ltd.	5,220	12,426
	Gillette India Ltd.	1,864	137,255
	GlaxoSmithKline Pharmaceuticals Ltd.	9,849	168,442
	Glenmark Pharmaceuticals Ltd.	19,922	179,657
	GMM Pfaudler Ltd.	4,448	92,729
	Godawari Power & Ispat Ltd.	2,844	21,097
*	Godrej Consumer Products Ltd.	45,512	542,857
*	Godrej Industries Ltd.	13,801	103,735
*	Godrej Properties Ltd.	21,424	427,834
	Goodyear India Ltd.	675	10,457
	Granules India Ltd.	43,108	168,680

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Graphite India Ltd.	15,014	$83,793
	Grasim Industries Ltd.	31,392	712,258
	Grauer & Weil India Ltd.	22,570	32,063
	Greaves Cotton Ltd.	10,547	15,963
	Greenlam Industries Ltd.	5,484	31,813
	Greenpanel Industries Ltd.	15,414	65,442
	Greenply Industries Ltd.	28,877	56,095
	Grindwell Norton Ltd.	7,223	186,232
	Gujarat Alkalies & Chemicals Ltd.	7,446	64,059
	Gujarat Gas Ltd.	38,652	190,422
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	23,011	190,780
	Gujarat Pipavav Port Ltd.	75,513	110,224
	Gujarat State Fertilizers & Chemicals Ltd.	53,885	129,924
	Gujarat State Petronet Ltd.	79,718	255,749
	Gulf Oil Lubricants India Ltd.	3,376	25,353
	Happiest Minds Technologies Ltd.	13,691	134,832
	Hatsun Agro Product Ltd.	14,046	189,160
	Havells India Ltd.	32,078	481,356
	HBL Power Systems Ltd.	31,189	110,128
	HCL Technologies Ltd.	137,224	2,103,975
Ω	HDFC Asset Management Co. Ltd.	20,987	690,877
	HDFC Bank Ltd.	229,385	4,066,194
Ω	HDFC Life Insurance Co. Ltd.	64,413	480,476
*	HealthCare Global Enterprises Ltd.	9,655	43,070
	HEG Ltd.	2,712	53,150
	Heritage Foods Ltd.	11,224	30,086
	Hero MotoCorp Ltd.	29,536	1,097,358
	HFCL Ltd.	194,533	152,191
	HG Infra Engineering Ltd.	3,130	33,762
	HIL Ltd.	812	27,150
	Himadri Speciality Chemical Ltd.	72,384	207,952
*	Himatsingka Seide Ltd.	8,012	14,770
	Hinduja Global Solutions Ltd.	5,135	57,679
	Hindustan Aeronautics Ltd.	19,046	417,263
*	Hindustan Construction Co. Ltd.	265,796	81,817
	Hindustan Copper Ltd.	23,574	40,370
*	Hindustan Petroleum Corp. Ltd.	101,890	303,255
	Hindustan Unilever Ltd.	77,554	2,314,465
	Hle Glascoat Ltd.	1,785	11,291
	Honda India Power Products Ltd.	808	27,994
	Honeywell Automation India Ltd.	147	63,504
	Huhtamaki India Ltd.	5,375	18,201
	ICICI Bank Ltd., Sponsored ADR	156,926	3,482,188
	ICICI Bank Ltd.	84,009	925,210
Ω	ICICI Lombard General Insurance Co. Ltd.	38,131	631,780
Ω	ICICI Prudential Life Insurance Co. Ltd.	37,964	240,524
Ω	ICICI Securities Ltd.	14,730	113,608
*	IDFC First Bank Ltd.	844,368	840,107
*	IFB Industries Ltd.	2,098	22,169
	IIFL Finance Ltd.	42,676	318,235
	India Glycols Ltd.	3,751	30,200
	Indiabulls Housing Finance Ltd.	105,775	205,590
*	Indiabulls Real Estate Ltd.	82,027	71,857
Ω	IndiaMart InterMesh Ltd.	1,988	63,291
	Indian Bank	9,426	47,454
Ω	Indian Energy Exchange Ltd.	91,048	137,803
	Indian Railway Catering & Tourism Corp. Ltd.	63,619	508,810
Ω	Indian Railway Finance Corp. Ltd.	316,909	276,546
	Indoco Remedies Ltd.	9,177	35,055

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Indraprastha Gas Ltd.	76,056	$349,414
*	Indus Towers Ltd.	133,742	277,565
	IndusInd Bank Ltd.	24,576	425,654
	Infibeam Avenues Ltd.	172,173	39,337
	Info Edge India Ltd.	16,910	833,060
#	Infosys Ltd., Sponsored ADR	249,310	4,093,670
	Infosys Ltd.	326,432	5,375,682
*	Inox Wind Ltd.	22,754	59,180
	Insecticides India Ltd.	4,425	27,304
	Intellect Design Arena Ltd.	21,110	172,927
	Ipca Laboratories Ltd.	35,563	421,081
	IRB Infrastructure Developers Ltd.	401,090	161,483
Ω	IRCON International Ltd.	77,768	129,570
	ISGEC Heavy Engineering Ltd.	4,973	40,228
	ITD Cementation India Ltd.	23,769	56,606
*	ITI Ltd.	12,573	40,664
	J Kumar Infraprojects Ltd.	8,288	40,257
	Jamna Auto Industries Ltd.	27,431	35,555
	JB Chemicals & Pharmaceuticals Ltd.	21,176	355,026
	Jindal Poly Films Ltd.	5,639	42,497
	Jindal Saw Ltd.	17,058	91,150
	Jindal Stainless Ltd.	32,178	171,647
	JK Paper Ltd.	23,570	108,086
	JM Financial Ltd.	148,399	146,225
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	13,025
	Jubilant Foodworks Ltd.	62,917	377,406
	Jubilant Pharmova Ltd.	11,041	49,673
	Jyothy Labs Ltd.	32,517	141,361
	Kajaria Ceramics Ltd.	23,234	351,746
	Kalpataru Projects International Ltd.	24,859	196,860
	Kansai Nerolac Paints Ltd.	62,903	237,995
	Karnataka Bank Ltd.	23,514	64,865
	Karur Vysya Bank Ltd.	129,250	222,739
	KCP Ltd.	24,082	37,848
	KEC International Ltd.	32,737	248,180
	KEI Industries Ltd.	17,234	496,564
	Kennametal India Ltd.	1,352	40,365
*	Kesoram Industries Ltd.	48,701	46,497
	Kirloskar Brothers Ltd.	5,926	63,956
	Kirloskar Oil Engines Ltd.	21,113	139,098
	Kitex Garments Ltd.	8,666	21,088
	KNR Constructions Ltd.	46,503	146,708
	Kolte-Patil Developers Ltd.	8,425	48,456
	Kotak Mahindra Bank Ltd.	41,932	874,868
	Kovai Medical Center & Hospital	834	25,527
	KPIT Technologies Ltd.	48,178	709,133
	KRBL Ltd.	2,328	10,072
	KSB Ltd.	2,788	101,662
	LA Opala RG Ltd.	5,178	26,256
	Lakshmi Machine Works Ltd.	497	78,869
	LG Balakrishnan & Bros Ltd.	3,409	43,671
	LIC Housing Finance Ltd.	108,939	600,871
	LT Foods Ltd.	45,711	90,358
	Mahanagar Gas Ltd.	13,535	167,741
	Mahindra & Mahindra Financial Services Ltd.	102,021	301,302
	Mahindra & Mahindra Ltd.	179,748	3,161,795
*	Mahindra Holidays & Resorts India Ltd.	5,015	23,858
	Mahindra Lifespace Developers Ltd.	18,060	106,567
Ω	Mahindra Logistics Ltd.	10,013	42,055

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Man Infraconstruction Ltd.	15,521	$28,004
	Manappuram Finance Ltd.	130,357	214,532
*	Mangalore Refinery & Petrochemicals Ltd.	52,518	65,647
	Marico Ltd.	217,075	1,395,015
	Marksans Pharma Ltd.	60,249	76,535
	Maruti Suzuki India Ltd.	4,992	623,246
Ω	MAS Financial Services Ltd.	3,696	39,398
	Mastek Ltd.	4,526	120,122
*	Max Financial Services Ltd.	15,020	164,491
	Max Healthcare Institute Ltd.	71,940	495,261
	Mayur Uniquoters Ltd.	7,402	46,354
	Mazagon Dock Shipbuilders Ltd.	5,092	120,448
	Meghmani Organics Ltd.	41,024	36,261
Ω	Metropolis Healthcare Ltd.	6,966	118,225
	Minda Corp. Ltd.	6,111	23,708
	Monte Carlo Fashions Ltd.	650	5,975
	Motherson Sumi Wiring India Ltd.	357,935	258,076
	Motilal Oswal Financial Services Ltd.	8,488	106,127
	Mphasis Ltd.	28,724	732,848
	MRF Ltd.	274	357,169
	Mrs Bectors Food Specialities Ltd.	4,118	55,665
	Multi Commodity Exchange of India Ltd.	1,079	30,287
	Muthoot Finance Ltd.	40,299	632,811
	Narayana Hrudayalaya Ltd.	25,906	310,988
	National Fertilizers Ltd.	23,497	19,568
	Navin Fluorine International Ltd.	4,395	181,182
	Navneet Education Ltd.	15,738	28,732
	NBCC India Ltd.	135,087	107,275
	NELCO Ltd.	2,476	21,008
	NESCO Ltd.	3,548	27,563
	Neuland Laboratories Ltd.	2,288	106,321
	Newgen Software Technologies Ltd.	4,599	62,675
	NIIT Learning Systems Ltd.	22,321	104,703
*	NIIT Ltd.	22,321	34,276
	Nilkamal Ltd.	2,078	59,733
Ω	Nippon Life India Asset Management Ltd.	43,991	206,688
	NOCIL Ltd.	29,096	77,136
	Novartis India Ltd.	2,011	15,893
	NRB Bearings Ltd.	9,283	28,911
	Nucleus Software Exports Ltd.	3,927	72,882
	Nuvama Wealth Management Ltd.	1,841	64,655
	Oberoi Realty Ltd.	27,901	380,733
	One 97 Communications Ltd.	12,285	135,339
*	OnMobile Global Ltd.	15,797	20,721
	Oracle Financial Services Software Ltd.	1,922	89,431
	Orient Electric Ltd.	29,254	76,493
	Orient Paper & Industries Ltd.	51,064	28,294
	Oriental Aromatics Ltd.	2,419	9,880
	Oriental Carbon & Chemicals Ltd.	1,909	17,181
	Page Industries Ltd.	1,682	761,965
	Paisalo Digital Ltd.	46,092	42,558
	Panama Petrochem Ltd.	8,339	32,104
*	Patel Engineering Ltd.	91,668	53,235
*	PC Jeweller Ltd.	86,955	30,722
	Persistent Systems Ltd.	18,148	1,341,989
	Petronet LNG Ltd.	286,132	683,785
	Pfizer Ltd.	2,020	95,503
	Phoenix Mills Ltd.	16,203	354,431
	PI Industries Ltd.	16,054	654,081

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Pidilite Industries Ltd.	19,616	$579,633
*Ω	PNB Housing Finance Ltd.	23,109	204,833
	PNC Infratech Ltd.	26,853	106,842
	Poly Medicure Ltd.	7,241	122,035
	Polycab India Ltd.	13,076	771,925
	Polyplex Corp. Ltd.	6,178	75,845
	Poonawalla Fincorp Ltd.	41,691	176,667
	Power Finance Corp. Ltd.	434,070	1,287,320
	Power Grid Corp. of India Ltd.	448,254	1,085,998
	Power Mech Projects Ltd.	944	40,607
	Praj Industries Ltd.	41,695	268,456
Ω	Prataap Snacks Ltd.	989	9,790
	Prestige Estates Projects Ltd.	39,763	364,530
*	Pricol Ltd.	12,224	51,998
*	Prime Focus Ltd.	12,141	13,404
	Prince Pipes & Fittings Ltd.	8,468	64,367
	Privi Speciality Chemicals Ltd.	1,728	25,500
	Procter & Gamble Health Ltd.	2,195	134,900
	Procter & Gamble Hygiene & Health Care Ltd.	3,208	674,399
	PSP Projects Ltd.	1,462	13,229
	PTC India Financial Services Ltd.	73,647	25,270
	PTC India Ltd.	119,739	201,953
Ω	Quess Corp. Ltd.	21,752	109,745
	Radico Khaitan Ltd.	17,285	253,214
	Rain Industries Ltd.	9,615	17,779
	Rajesh Exports Ltd.	19,507	105,795
	Rallis India Ltd.	21,613	56,388
	Ramco Industries Ltd.	3,297	8,474
	Ramkrishna Forgings Ltd.	21,448	165,787
	Rane Holdings Ltd.	2,135	30,784
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	80,404
	Ratnamani Metals & Tubes Ltd.	6,026	199,612
Ω	RBL Bank Ltd.	83,136	220,770
	REC Ltd.	364,331	1,260,186
	Redington Ltd.	198,182	339,181
*	Redtape Ltd.	5,222	31,990
	Relaxo Footwears Ltd.	7,604	81,488
	Rhi Magnesita India Ltd.	1,276	10,550
	RITES Ltd.	7,991	43,692
	Rupa & Co. Ltd.	5,302	15,944
	Safari Industries India Ltd.	1,605	79,871
	Samvardhana Motherson International Ltd.	439,944	485,887
	Sandhar Technologies Ltd.	1,775	7,789
	Sanghvi Movers Ltd.	4,873	43,006
	Sanofi India Ltd.	2,689	243,381
	Saregama India Ltd.	7,887	30,440
	Sasken Technologies Ltd.	1,565	21,611
	Savita Oil Technologies Ltd.	12,025	52,394
	SBI Cards & Payment Services Ltd.	34,659	312,007
Ω	SBI Life Insurance Co. Ltd.	37,376	614,815
	Schaeffler India Ltd.	12,188	412,509
*	Schneider Electric Infrastructure Ltd.	23,603	90,554
	SEAMEC Ltd.	422	3,601
	Seshasayee Paper & Boards Ltd.	11,390	47,408
Ω	SH Kelkar & Co. Ltd.	22,091	38,109
	Shakti Pumps India Ltd.	3,183	39,561
	Shankara Building Products Ltd.	2,509	21,769
	Shanthi Gears Ltd.	1,459	7,953
	Sharda Cropchem Ltd.	13,530	66,139

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sharda Motor Industries Ltd.	1,040	$11,931
*	Sheela Foam Ltd.	4,950	64,079
*	Shilpa Medicare Ltd.	7,105	30,242
*	Shoppers Stop Ltd.	8,764	67,641
*	Shree Renuka Sugars Ltd.	87,295	50,873
	Shriram Finance Ltd.	55,611	1,258,607
	Siemens Ltd.	5,787	232,238
*	SIS Ltd.	11,813	58,458
	Siyaram Silk Mills Ltd.	2,360	15,036
	SKF India Ltd.	6,470	381,063
	Snowman Logistics Ltd.	32,403	19,083
	Sobha Ltd.	8,551	73,434
	Somany Ceramics Ltd.	3,988	31,834
	Sonata Software Ltd.	35,964	493,786
	South Indian Bank Ltd.	34,175	9,935
*	Spandana Sphoorty Financial Ltd.	6,230	66,576
	SRF Ltd.	45,009	1,182,882
*	Star Cement Ltd.	30,883	58,632
	Strides Pharma Science Ltd.	17,020	97,750
*	Stylam Industries Ltd.	810	16,352
*	Subex Ltd.	108,975	39,008
	Sudarshan Chemical Industries Ltd.	5,116	29,122
	Sumitomo Chemical India Ltd.	6,853	30,699
	Sun Pharmaceutical Industries Ltd.	83,179	1,083,898
	Sun TV Network Ltd.	31,011	235,843
	Sundaram Finance Ltd.	12,314	471,754
	Sundram Fasteners Ltd.	29,016	437,311
	Sunteck Realty Ltd.	9,265	48,206
	Suprajit Engineering Ltd.	8,394	36,716
	Supreme Industries Ltd.	19,667	1,022,797
	Supreme Petrochem Ltd.	22,929	158,049
	Suven Pharmaceuticals Ltd.	34,610	239,026
*	Suzlon Energy Ltd.	1,095,552	404,502
	Swaraj Engines Ltd.	2,717	65,757
	Symphony Ltd.	2,159	21,883
Ω	Syngene International Ltd.	58,933	481,359
	Tamil Nadu Newsprint & Papers Ltd.	11,188	37,414
	Tamilnadu Petroproducts Ltd.	23,240	25,581
	Tanla Platforms Ltd.	24,810	284,622
	Tata Communications Ltd.	29,082	579,912
	Tata Consultancy Services Ltd.	122,193	4,951,290
	Tata Consumer Products Ltd.	82,157	888,501
	Tata Elxsi Ltd.	11,196	1,028,642
	Tata Motors Ltd.	350,505	2,650,948
	TCI Express Ltd.	2,376	37,857
*Ω	TCNS Clothing Co. Ltd.	3,409	14,511
	TD Power Systems Ltd.	12,280	35,814
*	TeamLease Services Ltd.	287	8,035
	Tech Mahindra Ltd.	139,119	1,895,680
*Ω	Tejas Networks Ltd.	13,442	137,946
	Texmaco Rail & Engineering Ltd.	119,190	175,045
	Thermax Ltd.	5,047	171,366
	Thirumalai Chemicals Ltd.	19,514	46,590
	Thomas Cook India Ltd.	16,689	27,229
Ω	Thyrocare Technologies Ltd.	5,502	36,018
	Tide Water Oil Co. India Ltd.	1,780	24,743
	Tilaknagar Industries Ltd.	26,662	67,214
	Time Technoplast Ltd.	62,992	120,719
	Timken India Ltd.	5,897	205,273

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tinplate Co. of India Ltd.	9,928	$44,778
	Titagarh Rail System Ltd.	19,998	182,928
	Titan Co. Ltd.	50,967	1,956,523
	Torrent Pharmaceuticals Ltd.	30,429	705,809
	Tourism Finance Corp. of India Ltd.	20,829	25,820
*	TransIndia Real Estate Ltd.	19,487	9,140
	Transport Corp. of India Ltd.	6,986	68,914
	Trent Ltd.	32,074	832,258
	Triveni Engineering & Industries Ltd.	9,802	41,995
*	Triveni Turbine Ltd.	15,203	65,719
	TTK Prestige Ltd.	11,130	106,682
	Tube Investments of India Ltd.	14,141	535,682
*	TV18 Broadcast Ltd.	178,685	88,693
	TVS Holdings Ltd.	1,384	89,889
	TVS Holdings Pvt Ltd.	1,384	16,977
	TVS Motor Co. Ltd.	36,648	700,849
	TVS Srichakra Ltd.	787	36,440
	Uflex Ltd.	12,421	63,287
	United Breweries Ltd.	10,448	202,995
*	United Spirits Ltd.	64,982	804,530
	UNO Minda Ltd.	30,086	212,223
	UPL Ltd.	225,934	1,467,253
	Usha Martin Ltd.	4,554	16,171
	UTI Asset Management Co. Ltd.	9,427	84,946
*	VA Tech Wabag Ltd.	9,891	57,189
	Vaibhav Global Ltd.	14,609	73,470
	Vakrangee Ltd.	55,192	11,729
*Ω	Varroc Engineering Ltd.	9,736	53,986
	Varun Beverages Ltd.	103,721	1,140,070
	Vesuvius India Ltd.	2,177	93,734
	V-Guard Industries Ltd.	56,806	202,992
	Vinati Organics Ltd.	5,715	118,663
	Vindhya Telelinks Ltd.	2,422	71,454
	VIP Industries Ltd.	15,554	114,524
	VL E-Governance & IT Solutions Ltd.	15,966	5,724
*	V-Mart Retail Ltd.	376	7,414
*	Vodafone Idea Ltd.	1,491,657	212,355
	Voltamp Transformers Ltd.	1,435	82,642
	Voltas Ltd.	45,021	452,232
	VRL Logistics Ltd.	1,237	9,870
	VST Tillers Tractors Ltd.	993	41,864
	Welspun Corp. Ltd.	48,585	248,133
	Welspun Enterprises Ltd.	16,276	51,334
	West Coast Paper Mills Ltd.	10,620	93,614
	Whirlpool of India Ltd.	3,492	68,509
	Wipro Ltd.	229,494	1,056,580
*	Wockhardt Ltd.	12,979	35,335
	Wonderla Holidays Ltd.	6,246	64,239
*	Zee Entertainment Enterprises Ltd.	298,105	924,771
	Zensar Technologies Ltd.	43,425	255,665
*	Zomato Ltd.	299,857	378,003
	Zydus Lifesciences Ltd.	69,236	479,035
	Zydus Wellnes Ltd.	2,351	43,408

TOTAL INDIA			156,270,053

INDONESIA — (0.8%)
	Ace Hardware Indonesia Tbk. PT	2,122,400	106,868
*	Adhi Karya Persero Tbk. PT	392,700	9,941
*	Adi Sarana Armada Tbk. PT	440,500	22,467

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Agung Semesta Sejahtera Tbk. PT	344,900	$238
*	Alam Sutera Realty Tbk. PT	2,532,800	26,459
	Arwana Citramulia Tbk. PT	996,500	41,404
	Astra Otoparts Tbk. PT	111,600	19,394
*	Bali Bintang Sejahtera Tbk. PT	429,200	4,587
	Bank BTPN Syariah Tbk. PT	785,300	77,843
*	Bank Bukopin Tbk. PT	1,382,400	6,792
*	Bank Jago Tbk. PT	201,200	19,977
*	Bank MNC Internasional Tbk. PT	2,969,200	11,959
*	Bank Neo Commerce Tbk. PT	756,200	10,685
*	Bank Pan Indonesia Tbk. PT	868,300	62,090
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	633,930	45,305
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	647,800	24,679
	Barito Pacific Tbk. PT	3,490,447	247,346
*	Bekasi Fajar Industrial Estate Tbk. PT	2,296,800	19,229
	BFI Finance Indonesia Tbk. PT	2,332,500	150,519
*	Bintang Oto Global Tbk. PT	233,500	18,078
	BISI International Tbk. PT	170,900	16,789
	Blue Bird Tbk. PT	152,000	18,950
*	Bukalapak.com Tbk. PT	5,954,700	78,837
*	Bumi Serpong Damai Tbk. PT	802,800	50,771
*	Capital Financial Indonesia Tbk. PT	237,300	8,284
	Ciputra Development Tbk. PT	2,351,400	164,082
	Elang Mahkota Teknologi Tbk. PT	2,335,500	73,584
	Erajaya Swasembada Tbk. PT	3,413,900	85,985
*	Gajah Tunggal Tbk. PT	272,300	15,079
	Garudafood Putra Putri Jaya Tbk. PT	2,231,400	58,985
*††	Hanson International Tbk. PT	8,134,100	0
	Hexindo Adiperkasa Tbk. PT	63,500	22,185
	Impack Pratama Industri Tbk. PT	2,765,800	63,038
	Indomobil Sukses Internasional Tbk. PT	502,700	43,361
	Indosat Tbk. PT	174,100	103,617
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,017,323	64,764
*	Integra Indocabinet Tbk. PT	615,400	13,016
*††	Inti Agri Resources Tbk. PT	550,900	0
*	Intiland Development Tbk. PT	938,200	11,698
	Jasa Marga Persero Tbk. PT	770,800	206,854
	Jaya Real Property Tbk. PT	709,100	31,031
	Kalbe Farma Tbk. PT	3,049,200	324,296
	KMI Wire & Cable Tbk. PT	229,100	4,731
*	Lippo Karawaci Tbk. PT	1,405,700	7,789
*	M Cash Integrasi PT	54,100	22,662
	Map Aktif Adiperkasa PT	1,979,500	92,872
	Matahari Department Store Tbk. PT	175,600	21,991
	Mayora Indah Tbk. PT	1,056,200	189,619
*	MD Pictures Tbk. PT	288,500	43,795
	Media Nusantara Citra Tbk. PT	2,337,100	72,703
	Medikaloka Hermina Tbk. PT	1,068,900	102,628
*	Merdeka Copper Gold Tbk. PT	1,154,832	161,972
*	Metro Healthcare Indonesia Tbk. PT	1,200,800	36,285
	Metrodata Electronics Tbk. PT	2,268,400	72,086
	Mitra Adiperkasa Tbk. PT	2,599,500	284,008
	Mitra Keluarga Karyasehat Tbk. PT	1,123,400	193,710
	Mitra Pinasthika Mustika Tbk. PT	395,200	24,879
*	MNC Digital Entertainment Tbk. PT	275,200	52,184
	Mulia Industrindo Tbk. PT	288,700	7,417
*	NFC Indonesia Tbk. PT	18,800	7,823
	Nippon Indosari Corpindo Tbk. PT	140,600	11,451
	Pabrik Kertas Tjiwi Kimia Tbk. PT	369,600	178,030

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Pacific Strategic Financial Tbk. PT	424,900	$29,156
*	Panin Financial Tbk. PT	3,818,900	65,389
*	Paninvest Tbk. PT	332,500	20,847
*††	Pool Advista Indonesia Tbk. PT	64,100	38
*	PP Persero Tbk. PT	893,600	31,783
	Prodia Widyahusada Tbk. PT	81,100	32,766
	Puradelta Lestari Tbk. PT	4,085,000	43,949
*	Quantum Clovera Investama Tbk. PT	1,622,300	5,106
*††	Rimo International Lestari Tbk. PT	3,949,000	0
*	Sarana Meditama Metropolitan Tbk. PT	696,400	15,076
	Sarana Menara Nusantara Tbk. PT	7,598,100	426,134
	Sariguna Primatirta Tbk. PT	464,300	18,711
	Selamat Sempurna Tbk. PT	101,500	13,860
	Siloam International Hospitals Tbk. PT	724,800	109,564
*††	Sri Rejeki Isman Tbk. PT	1,498,800	2,583
	Sumber Alfaria Trijaya Tbk. PT	3,573,300	650,329
	Summarecon Agung Tbk. PT	2,645,445	89,050
	Surya Citra Media Tbk. PT	4,856,600	46,182
	Surya Esa Perkasa Tbk. PT	1,766,200	66,716
*	Surya Semesta Internusa Tbk. PT	1,772,300	45,736
	Telkom Indonesia Persero Tbk. PT	900,000	197,294
	Telkom Indonesia Persero Tbk. PT, ADR	9,876	217,272
	Tempo Scan Pacific Tbk. PT	253,800	26,682
	Tower Bersama Infrastructure Tbk. PT	2,142,800	279,173
*††	Trada Alam Minera Tbk. PT	1,606,700	0
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	888,200	93,977
	Unilever Indonesia Tbk. PT	1,275,300	290,779
	Vale Indonesia Tbk. PT	51,100	15,925
*††	Waskita Beton Precast Tbk. PT	2,650,700	8,344
*††	Waskita Karya Persero Tbk. PT	2,437,341	23,322
*	Wijaya Karya Persero Tbk. PT	761,600	18,401

TOTAL INDONESIA			6,853,845

KUWAIT — (0.4%)
	A’ayan Leasing & Investment Co. KSCP	138,706	69,028
*	Agility Public Warehousing Co. KSC	158,166	268,849
	Ahli United Bank KSCP	68,007	54,502
	Al Ahli Bank of Kuwait KSCP	117,440	81,216
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	100,363	53,838
	Al-Eid Food KSC	35,762	19,531
	Arzan Financial Group for Financing & Investment KPSC	96,002	50,568
*	Asiya Capital Investments Co. KSCP	117,236	16,101
	Boubyan Bank KSCP	72,940	138,125
	Boubyan Petrochemicals Co. KSCP	17,168	34,009
	Boursa Kuwait Securities Co. KPSC	17,895	100,217
	Burgan Bank SAK	47,132	24,826
	Combined Group Contracting Co. SAK	17,825	24,251
	Commercial Facilities Co. SAKP	56,507	27,938
	Gulf Bank KSCP	437,055	334,729
	Gulf Cables & Electrical Industries Group Co. KSCP	15,073	57,477
	Heavy Engineering & Ship Building Co. KSCP, Class B	43,302	105,649
	Humansoft Holding Co. KSC	6,066	59,592
	Integrated Holding Co. KCSC	25,530	36,465
	Kuwait Finance House KSCP	332,639	735,256
	Kuwait Financial Centre SAK	66,525	20,423
	Kuwait Insurance Co. SAK	34,849	48,537
	Kuwait International Bank KSCP	69,885	33,198
	Kuwait Real Estate Co. KSC	153,392	78,815
	Kuwait Telecommunications Co.	51,876	88,849

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Mezzan Holding Co. KSCC	29,897	$48,307
	National Bank of Kuwait SAKP	278,933	790,513
	National Industries Group Holding SAK	211,829	121,847
	National Investments Co. KSCP	116,436	69,986
	Salhia Real Estate Co. KSCP	53,274	69,035
	Securities House KSC	53,827	9,028
*	Sultan Center Food Products Co. KSC	30,168	10,041
	Warba Bank KSCP	193,627	107,623

TOTAL KUWAIT			3,788,369

MALAYSIA — (1.2%)
	Aeon Co. M Bhd.	108,000	24,496
	AEON Credit Service M Bhd.	27,800	66,297
#	AFFIN Bank Bhd.	81,793	34,680
	Ajinomoto Malaysia Bhd.	4,200	13,559
	Alliance Bank Malaysia Bhd.	227,400	163,763
	AMMB Holdings Bhd.	271,000	217,408
	Ancom Nylex Bhd.	137,100	34,530
	Apex Healthcare Bhd.	22,650	11,457
#	Astro Malaysia Holdings Bhd.	288,400	25,122
	Bank Islam Malaysia Bhd.	142,500	64,331
#*	Berjaya Corp. Bhd.	448,760	27,323
#	Berjaya Food Bhd.	107,500	15,331
*	Berjaya Land Bhd.	294,800	17,316
#*	Bermaz Auto Bhd.	317,700	166,651
#	Cahya Mata Sarawak Bhd.	150,700	35,129
	Carlsberg Brewery Malaysia Bhd., Class B	33,900	141,564
	CIMB Group Holdings Bhd.	300,405	359,914
*	Coastal Contracts Bhd.	57,700	23,360
	CTOS Digital Bhd.	34,600	10,537
#	D&O Green Technologies Bhd.	126,900	87,342
	Datasonic Group Bhd.	106,700	9,639
	Dayang Enterprise Holdings Bhd.	169,420	66,232
#	Dialog Group Bhd.	579,300	261,375
	DRB-Hicom Bhd.	178,400	52,111
#	Dufu Technology Corp. Bhd.	55,900	20,225
#	Duopharma Biotech Bhd.	106,742	26,662
	Dutch Lady Milk Industries Bhd.	2,500	11,854
	Eco World Development Group Bhd.	144,200	30,586
#*	Ekovest Bhd.	499,300	49,833
#	Formosa Prosonic Industries Bhd.	55,100	33,094
	Fraser & Neave Holdings Bhd.	35,500	194,470
	Frontken Corp. Bhd.	223,800	149,587
	Gamuda Bhd.	390,648	380,591
#	Gas Malaysia Bhd.	52,900	36,536
*	Genetec Technology Bhd.	36,600	18,152
	Genting Malaysia Bhd.	110,200	55,999
	George Kent Malaysia Bhd.	106,500	10,402
	Globetronics Technology Bhd.	139,600	41,974
#*	Greatech Technology Bhd.	62,200	60,415
	Guan Chong Bhd.	77,900	35,494
#	Heineken Malaysia Bhd.	35,100	175,664
#	Hengyuan Refining Co. Bhd.	31,700	21,170
#	Hextar Global Bhd.	292,400	44,543
#	Hong Leong Bank Bhd.	25,200	102,609
#	Hong Leong Financial Group Bhd.	26,600	98,009
	Hong Leong Industries Bhd.	20,200	38,184
	Hup Seng Industries Bhd.	52,600	7,674
#	IHH Healthcare Bhd.	101,900	128,271

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	IOI Properties Group Bhd.	176,500	$68,541
*	JAKS Resources Bhd.	487,500	19,945
	Kelington Group Bhd.	19,700	6,169
	Kenanga Investment Bank Bhd.	103,200	18,418
	Kerjaya Prospek Group Bhd.	130,895	38,201
	KPJ Healthcare Bhd.	85,900	23,073
#*	KSL Holdings Bhd.	72,900	16,554
#	LBS Bina Group Bhd.	93,730	10,141
#Ω	Lotte Chemical Titan Holding Bhd.	127,315	30,194
#	LPI Capital Bhd.	58,600	147,323
	Luxchem Corp. Bhd.	117,200	13,049
#	Magni-Tech Industries Bhd.	50,166	20,749
	Magnum Bhd.	170,645	38,312
	Mah Sing Group Bhd.	263,100	45,328
#	Malayan Banking Bhd.	279,809	529,834
	Malaysia Airports Holdings Bhd.	86,353	133,977
#	Malaysia Building Society Bhd.	469,531	71,534
	Malaysian Pacific Industries Bhd.	24,400	131,892
#	Malaysian Resources Corp. Bhd.	595,329	53,791
	Matrix Concepts Holdings Bhd.	151,350	48,878
#	MBM Resources Bhd.	18,900	15,479
	MNRB Holdings Bhd.	49,400	12,348
#Ω	MR DIY Group M Bhd.	462,550	143,707
*	Muhibbah Engineering M Bhd.	139,200	20,170
	My EG Services Bhd.	2,293,549	375,634
*	Nylex Malaysia Bhd.	2,285	158
	OSK Holdings Bhd.	267,600	66,248
	PA Resources Bhd.	204,500	10,320
	Padini Holdings Bhd.	96,200	79,736
	Panasonic Manufacturing Malaysia Bhd.	3,800	14,285
#	Paramount Corp. Bhd.	90,300	17,434
	Perak Transit Bhd.	39,466	9,856
	Petron Malaysia Refining & Marketing Bhd.	24,600	23,298
#	Petronas Chemicals Group Bhd.	108,700	167,616
	Petronas Dagangan Bhd.	60,800	291,670
#	PIE Industrial Bhd.	28,700	18,692
	Power Root Bhd.	33,600	13,890
	Press Metal Aluminium Holdings Bhd.	172,700	178,516
	Public Bank Bhd.	1,185,500	1,035,418
	Ranhill Utilities Bhd.	82,424	10,038
	RCE Capital Bhd.	27,200	14,224
	RGB International Bhd.	253,600	16,785
	RHB Bank Bhd.	290,854	340,678
#	Sam Engineering & Equipment M Bhd.	34,400	31,279
*	Sapura Energy Bhd.	2,096,200	21,989
	Scientex Bhd.	225,000	172,290
	Sime Darby Bhd.	542,800	260,879
	Sime Darby Property Bhd.	384,900	49,709
#	SP Setia Bhd. Group	451,564	79,712
#	Sports Toto Bhd.	287,923	87,619
	Sunway Bhd.	367,600	142,728
#	Sunway Construction Group Bhd.	78,400	31,438
#	Supermax Corp. Bhd.	277,151	45,976
#	Syarikat Takaful Malaysia Keluarga Bhd.	125,790	97,156
	Taliworks Corp. Bhd.	120,500	20,118
#	TASCO Bhd.	69,700	11,922
#	TIME dotCom Bhd.	254,500	284,450
#*	Tropicana Corp. Bhd.	190,196	48,301
#	Uchi Technologies Bhd.	66,700	48,298

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	UEM Sunrise Bhd.	434,700	$72,634
	UMW Holdings Bhd.	67,500	68,721
#	UOA Development Bhd.	140,900	49,992
	UWC Bhd.	73,700	56,525
*	Velesto Energy Bhd.	1,333,600	71,462
	ViTrox Corp. Bhd.	89,100	128,555
	VS Industry Bhd.	536,900	100,182
	WCT Holdings Bhd.	326,015	35,293
	Wellcall Holdings Bhd.	99,500	32,179
	Westports Holdings Bhd.	115,100	81,146
	Yinson Holdings Bhd.	348,640	179,291
*	YNH Property Bhd.	46,800	50,074
	YTL Power International Bhd.	236,500	104,813

TOTAL MALAYSIA			10,508,299

MEXICO — (2.1%)
#	Alpek SAB de CV	166,494	97,981
*	Alsea SAB de CV	78,647	261,037
#	America Movil SAB de CV, ADR	58,214	966,352
	America Movil SAB de CV, Class B	520,348	430,328
	Arca Continental SAB de CV	50,506	453,207
Ω	Banco del Bajio SA	156,876	477,615
#	Becle SAB de CV	57,550	101,827
	Bolsa Mexicana de Valores SAB de CV	64,372	100,223
#	Coca-Cola Femsa SAB de CV, Sponsored ADR	1,755	133,415
	Coca-Cola Femsa SAB de CV	65,803	500,247
	Consorcio ARA SAB de CV	302,667	55,568
#	Corp. Inmobiliaria Vesta SAB de CV	205,406	644,165
	El Puerto de Liverpool SAB de CV, Class C1	43,763	222,808
	Fomento Economico Mexicano SAB de CV	108,726	1,229,281
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,140	129,287
	Genomma Lab Internacional SAB de CV, Class B	379,861	282,752
	Gentera SAB de CV	178,392	188,989
	Grupo Aeroportuario del Centro Norte SAB de CV	73,451	563,074
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,900	221,217
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	72,771	849,607
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,943	636,306
	Grupo Aeroportuario del Sureste SAB de CV, Class B	8,704	188,283
	Grupo Bimbo SAB de CV, Class A	211,753	859,509
	Grupo Carso SAB de CV	15,840	101,529
	Grupo Comercial Chedraui SA de CV	110,713	644,910
	Grupo Elektra SAB de CV	2,060	131,514
	Grupo Financiero Banorte SAB de CV, Class O	286,469	2,320,639
*	Grupo Financiero Inbursa SAB de CV, Class O	257,293	531,026
	Grupo Herdez SAB de CV	47,672	108,359
	Grupo Hotelero Santa Fe SAB de CV	135,595	28,918
	Grupo Industrial Saltillo SAB de CV	56,810	84,290
	Grupo KUO SAB De CV, Class B	4,600	9,377
	Grupo Mexico SAB de CV, Class B	106,826	443,622
	Grupo Rotoplas SAB de CV	27,053	36,418
#	Grupo Televisa SAB, Sponsored ADR	5,685	13,132
#	Grupo Televisa SAB	416,039	189,455
*Ω	Grupo Traxion SAB de CV	41,850	61,978
*	Industrias CH SAB de CV, Class B	11,751	125,794
#*	Industrias Penoles SAB de CV	37,595	415,966
	La Comer SAB de CV	163,002	325,118
	Megacable Holdings SAB de CV	176,620	346,304
	Orbia Advance Corp. SAB de CV	337,621	547,939
*	Organizacion Soriana SAB de CV, Class B	37,341	64,455

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV	60,763	$500,724
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,771	32,967
#	Qualitas Controladora SAB de CV	25,574	211,398
	Regional SAB de CV	13,524	102,497
*	Sitios Latinoamerica SAB de CV	42,127	14,721
	Wal-Mart de Mexico SAB de CV	609,430	2,183,659

TOTAL MEXICO			19,169,787

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	1,139	2,620
	Credicorp Ltd.	4,787	598,183
	Intercorp Financial Services, Inc.	4,167	78,256

TOTAL PERU			679,059

PHILIPPINES — (0.3%)
*	8990 Holdings, Inc.	281,700	44,919
	Alliance Global Group, Inc.	651,400	121,677
	Ayala Land, Inc.	201,000	98,902
*	AyalaLand Logistics Holdings Corp.	407,000	12,121
	Bank of the Philippine Islands	128,152	227,209
	Cebu Landmasters, Inc.	258,680	11,538
*Ω	CEMEX Holdings Philippines, Inc.	147,892	2,116
*	Converge Information & Communications Technology Solutions, Inc.	562,300	83,037
	Cosco Capital, Inc.	555,300	45,120
	D&L Industries, Inc.	654,900	73,822
*	DITO CME Holdings Corp.	492,100	24,561
	DoubleDragon Corp.	211,400	25,332
	Filinvest Development Corp.	39,100	3,694
	Ginebra San Miguel, Inc.	16,380	49,009
	Global Ferronickel Holdings, Inc.	557,000	25,235
	GT Capital Holdings, Inc.	9,890	95,689
*	Integrated Micro-Electronics, Inc.	206,100	12,667
	International Container Terminal Services, Inc.	96,810	343,000
	JG Summit Holdings, Inc.	125,753	81,568
	Jollibee Foods Corp.	37,930	137,109
	LT Group, Inc.	489,000	76,328
	Manila Electric Co.	11,520	72,114
	Manila Water Co., Inc.	131,100	39,085
Ω	Monde Nissin Corp.	56,400	8,158
	Nickel Asia Corp.	1,166,700	112,160
	Petron Corp.	1,035,100	59,727
††	Philcomsat Holdings Corp.	9,969	13,293
*	Philippine Seven Corp.	24,690	33,130
	Philippine Stock Exchange, Inc.	130	387
	Premium Leisure Corp.	695,000	7,227
	Puregold Price Club, Inc.	252,600	120,664
	Rizal Commercial Banking Corp.	34,700	14,319
	Robinsons Land Corp.	403,700	99,243
	Robinsons Retail Holdings, Inc.	105,680	76,348
	Security Bank Corp.	56,360	76,514
*	Shell Pilipinas Corp.	142,200	32,090
	SM Investments Corp.	10,670	150,802
	Synergy Grid & Development Phils, Inc.	43,300	5,652
	Union Bank of the Philippines	75,339	79,020
	Vista Land & Lifescapes, Inc.	665,000	18,763
	Vistamalls, Inc.	23,100	983
	Wilcon Depot, Inc.	270,000	94,211

TOTAL PHILIPPINES			2,708,543

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (0.9%)
*	11 bit studios SA	239	$34,581
	AB SA	2,614	41,465
*	Action SA	2,393	10,463
*	Alior Bank SA	21,280	335,006
*Ω	Allegro.eu SA	13,366	95,878
*	Amica SA	1,140	19,247
*	AmRest Holdings SE	9,013	57,167
	Apator SA	4,975	17,485
	Arctic Paper SA	2,194	9,266
	ASBISc Enterprises PLC	19,306	131,986
	Asseco Poland SA	18,884	345,762
#	Asseco South Eastern Europe SA	6,922	75,636
	Auto Partner SA	16,874	95,613
	Bank Handlowy w Warszawie SA	5,418	111,013
*	Bank Ochrony Srodowiska SA	12,487	27,486
	Benefit Systems SA	550	233,463
*	Bioton SA	11,456	10,258
*	BNPP Bank Polska SA	1,658	25,432
	Boryszew SA	26,861	38,420
	Budimex SA	4,084	457,177
*	CCC SA	6,759	63,970
#	CD Projekt SA	12,233	305,418
	Celon Pharma SA	1,863	6,714
#*	CI Games SA	29,151	20,667
	ComArch SA	1,063	37,891
	Creepy Jar SA	135	19,967
	Cyber Folks SA	571	10,414
*	Cyfrowy Polsat SA	52,370	163,287
	Develia SA	68,631	80,614
*Ω	Dino Polska SA	5,346	506,562
	Dom Development SA	3,300	122,814
	Echo Investment SA	11,206	11,445
#	Erbud SA	1,787	16,480
	Fabryki Mebli Forte SA	5,421	24,181
	Ferro SA	2,661	17,530
*	Grenevia SA	57,607	41,031
	Grupa Kety SA	3,355	565,933
*	ING Bank Slaski SA	4,782	248,335
	Inter Cars SA	2,430	329,063
	KGHM Polska Miedz SA	16,311	435,264
	KRUK SA	2,640	292,049
	LPP SA	151	486,440
*	mBank SA	1,714	211,890
	Mirbud SA	15,876	29,396
	Neuca SA	893	161,109
#*	NEWAG SA	7,382	36,436
*	Pepco Group NV	24,207	98,114
	PlayWay SA	481	39,406
*	Polimex-Mostostal SA	23,933	24,806
	Powszechny Zaklad Ubezpieczen SA	49,632	561,630
*	Santander Bank Polska SA	1,858	201,792
*	Selvita SA	1,054	15,716
	Stalexport Autostrady SA	24,162	14,796
#	TEN Square Games SA	1,352	25,598
	Text SA	3,741	100,790
	TIM SA	2,365	26,904
#	Unimot SA	1,194	28,444
	VRG SA	39,196	28,480
	Wawel SA	162	27,299

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
#	Wirtualna Polska Holding SA	4,832	$123,251
Ω	XTB SA	15,116	117,520

TOTAL POLAND			7,852,250

QATAR — (0.8%)
	Aamal Co.	612,200	138,171
	Al Khaleej Takaful Group QSC	30,672	25,563
	Al Meera Consumer Goods Co. QSC	37,943	134,282
	Alijarah Holding Co. QPSC	95,410	18,007
*	Baladna	246,853	76,065
	Barwa Real Estate Co.	422,269	293,831
	Commercial Bank PSQC	414,751	584,212
	Doha Bank QPSC	593,574	247,154
*	Estithmar Holding QPSC	106,069	58,851
	Gulf International Services QSC	354,623	267,424
	Gulf Warehousing Co.	73,653	60,043
*	Lesha Bank LLC	142,942	54,180
	Mannai Corp. QSC	95,599	98,967
	Masraf Al Rayan QSC	726,571	419,269
*	Mazaya Real Estate Development QPSC	239,401	39,585
	Medicare Group	25,863	38,286
	Mesaieed Petrochemical Holding Co.	395,989	173,217
	Qatar Aluminum Manufacturing Co.	360,475	122,387
	Qatar Fuel QSC	102,898	419,946
	Qatar Industrial Manufacturing Co. QSC	50,886	41,948
*	Qatar Insurance Co. SAQ	525,496	356,907
	Qatar International Islamic Bank QSC	163,865	416,613
	Qatar Islamic Bank SAQ	130,582	624,591
	Qatar National Bank QPSC	470,072	1,923,460
	Qatar Navigation QSC	84,782	210,201
	United Development Co. QSC	519,423	139,081
	Vodafone Qatar QSC	338,760	165,788
	Zad Holding Co.	5,626	20,854

TOTAL QATAR			7,168,883

RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	Mobile TeleSystems PJSC, ADR	31,844	0
*††	PhosAgro PJSC	50	0
*††	PhosAgro PJSC, GDR	7,767	0
*††	Polyus PJSC, GDR	4,999	0
*††	Sberbank of Russia PJSC, Sponsored ADR	114,063	0
*††	VTB Bank PJSC, GDR	102,771	0

SAUDI ARABIA — (3.5%)
	Abdullah Al Othaim Markets Co.	133,820	464,970
	Advanced Petrochemical Co.	22,334	222,360
*	Al Alamiya for Cooperative Insurance Co.	4,062	16,992
	Al Babtain Power & Telecommunication Co.	6,717	33,358
	Al Hammadi Holding	14,487	208,636
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,290	34,153
*	Al Khaleej Training & Education Co.	7,718	40,077
	Al Masane Al Kobra Mining Co.	2,243	31,518
	Al Moammar Information Systems Co.	3,391	122,966
	Al Rajhi Bank	183,940	3,292,630
*	Al Rajhi Co. for Co-operative Insurance	989	39,238
*	AlAbdullatif Industrial Investment Co.	3,860	14,807
	Alamar Foods	295	10,468

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Alandalus Property Co.	9,665	$54,231
	Alaseel Co.	22,170	25,318
	Aldrees Petroleum & Transport Services Co.	16,118	505,900
	Alinma Bank	87,852	771,044
	AlKhorayef Water & Power Technologies Co.	1,966	71,721
*	Allianz Saudi Fransi Cooperative Insurance Co.	10,370	44,437
	Almunajem Foods Co.	3,575	59,289
*	Alujain Corp.	10,656	107,577
	Amlak International Finance Co.	4,760	15,538
	Arab National Bank	125,878	797,814
	Arabian Centres Co. Ltd.	19,599	104,794
	Arabian Contracting Services Co.	4,742	254,944
	Arabian Internet & Communications Services Co.	6,578	549,049
	Arriyadh Development Co.	10,270	54,797
	Astra Industrial Group	10,169	246,813
	Baazeem Trading Co.	1,074	16,189
	Bank AlBilad	79,609	790,363
*	Bank Al-Jazira	103,751	452,728
	Banque Saudi Fransi	76,704	733,356
	Basic Chemical Industries Ltd.	1,702	13,578
*	Batic Investments & Logistic Co.	16,540	8,116
	Bawan Co.	5,287	45,431
	BinDawood Holding Co.	37,270	59,981
	Bupa Arabia for Cooperative Insurance Co.	27,707	1,573,217
	Co. for Cooperative Insurance	18,864	607,537
	Dallah Healthcare Co.	7,081	279,368
*	Dar Al Arkan Real Estate Development Co.	139,858	563,229
	Dr Sulaiman Al Habib Medical Services Group Co.	14,043	943,248
	Electrical Industries Co.	68,700	38,530
*	Emaar Economic City	71,273	139,028
	Etihad Etisalat Co.	82,423	1,013,180
*	Fawaz Abdulaziz Al Hokair & Co., Class C	13,915	72,039
	Fitaihi Holding Group	6,180	4,650
	Herfy Food Services Co.	3,218	25,659
	Jarir Marketing Co.	245,050	945,775
*	Jazan Energy & Development Co.	4,892	16,910
	L’Azurde Co. for Jewelry	7,580	24,665
	Leejam Sports Co. JSC	6,469	264,939
	Maharah Human Resources Co.	8,488	146,305
*	Methanol Chemicals Co.	10,982	54,271
*	Middle East Healthcare Co.	8,031	147,766
	Middle East Paper Co.	11,988	87,588
*	Middle East Specialized Cables Co.	5,782	24,698
	Mouwasat Medical Services Co.	22,902	610,921
	Nahdi Medical Co.	7,976	301,574
*	National Agriculture Development Co.	10,992	134,206
	National Co. for Glass Industries	4,087	33,882
	National Co. for Learning & Education	1,974	51,874
	National Gas & Industrialization Co.	7,958	123,035
	National Medical Care Co.	4,899	160,128
	Nayifat Finance Co.	8,009	27,650
*	Rabigh Refining & Petrochemical Co.	42,048	113,066
*	Raydan Food Co.	1,030	6,644
	Riyad Bank	173,737	1,230,285
	SABIC Agri-Nutrients Co.	23,186	827,811
	Saudi Airlines Catering Co.	10,006	278,574
	Saudi Automotive Services Co.	6,110	92,868
	Saudi Awwal Bank	99,562	889,000
	Saudi Basic Industries Corp.	40,581	833,909

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Ceramic Co.	10,634	$67,530
	Saudi Chemical Co. Holding	77,460	82,623
*	Saudi Co. For Hardware CJSC	4,961	35,236
*	Saudi Ground Services Co.	16,114	125,253
	Saudi Industrial Investment Group	75,966	485,898
*	Saudi Kayan Petrochemical Co.	173,552	489,789
	Saudi Marketing Co.	7,310	38,970
	Saudi National Bank	252,543	2,259,791
*	Saudi Paper Manufacturing Co.	6,899	67,419
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	12,504	99,113
*	Saudi Printing & Packaging Co., Class C	6,278	23,428
*	Saudi Public Transport Co.	14,579	63,095
*	Saudi Real Estate Co.	17,847	56,934
*	Saudi Research & Media Group	14,165	532,228
	Saudi Tadawul Group Holding Co.	3,345	148,375
	Saudi Telecom Co.	157,866	1,617,196
	Saudia Dairy & Foodstuff Co.	3,258	260,506
	Savola Group	65,119	632,010
*	Seera Group Holding	43,694	274,762
	SHL Finance Co.	6,511	31,244
*	Sinad Holding Co.	15,956	43,371
*	Takween Advanced Industries Co.	5,749	20,160
	Tanmiah Food Co.	562	13,035
	Theeb Rent A Car Co.	6,477	105,426
	United Electronics Co.	11,267	240,628
	United International Transportation Co.	9,496	170,345

TOTAL SAUDI ARABIA			30,987,575

SOUTH AFRICA — (2.4%)
	Adcock Ingram Holdings Ltd.	6,946	20,181
	AECI Ltd.	31,856	188,814
	Afrimat Ltd.	22,859	63,840
	Altron Ltd., Class A	70,082	32,131
	Anglo American Platinum Ltd.	5,991	200,169
	Aspen Pharmacare Holdings Ltd.	77,359	703,615
*	Aveng Ltd.	38,394	12,171
	Barloworld Ltd.	41,669	175,584
	Bid Corp. Ltd.	45,570	967,655
	Bidvest Group Ltd.	76,667	1,084,736
*	Blue Label Telecoms Ltd.	146,716	25,520
*	Brait PLC	242,729	31,691
	Capitec Bank Holdings Ltd.	4,284	380,653
	Cashbuild Ltd.	5,352	44,262
	Clicks Group Ltd.	71,977	1,060,617
	Coronation Fund Managers Ltd.	65,377	106,006
	Curro Holdings Ltd.	25,364	13,827
	DataTec Ltd.	87,355	165,379
Ω	Dis-Chem Pharmacies Ltd.	159,029	208,365
	Discovery Ltd.	77,151	531,981
	DRDGOLD Ltd.	15,834	13,890
	Famous Brands Ltd.	9,394	28,930
	FirstRand Ltd.	287,962	949,323
	Foschini Group Ltd.	53,404	288,879
	Gold Fields Ltd., Sponsored ADR	146,531	1,907,834
	Grindrod Ltd.	67,977	39,568
	Hudaco Industries Ltd.	9,126	75,654
	Impala Platinum Holdings Ltd.	156,878	653,489
	Investec Ltd.	35,909	196,569
	Invicta Holdings Ltd.	5,349	7,748

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Italtile Ltd.	118,320	$73,059
*	KAP Ltd.	69,868	8,369
	Kumba Iron Ore Ltd.	13,900	368,213
	Lewis Group Ltd.	9,835	20,473
	Libstar Holdings Ltd.	50,632	8,356
	Life Healthcare Group Holdings Ltd.	177,958	177,370
	MiX Telematics Ltd., Sponsored ADR	3,696	18,776
	Momentum Metropolitan Holdings	326,607	367,781
	Motus Holdings Ltd.	51,098	253,820
	Mpact Ltd.	55,728	83,862
	Mr Price Group Ltd.	46,057	333,006
	MTN Group Ltd.	124,692	609,238
*	MultiChoice Group	107,838	403,665
	Naspers Ltd., Class N	10,203	1,595,126
	Nedbank Group Ltd.	29,829	321,306
	NEPI Rockcastle NV	101,022	545,935
	Netcare Ltd.	87,541	60,673
	Ninety One Ltd.	72,198	141,115
	Northam Platinum Holdings Ltd.	25,718	155,390
	Old Mutual Ltd.	671,405	426,989
	Omnia Holdings Ltd.	62,300	193,545
	OUTsurance Group Ltd.	14,883	32,221
Ω	Pepkor Holdings Ltd.	327,420	298,834
	Pick n Pay Stores Ltd.	60,972	81,760
	PSG Financial Services Ltd.	109,730	85,216
	Raubex Group Ltd.	27,796	36,404
	Reunert Ltd.	47,356	149,305
	RFG Holdings Ltd.	21,034	11,857
	Sanlam Ltd.	180,580	633,532
	Santam Ltd.	8,733	128,184
	Sappi Ltd.	89,849	189,112
	Shoprite Holdings Ltd.	38,790	497,171
	Sibanye Stillwater Ltd.	542,780	692,344
*	Southern Sun Ltd.	40,847	10,245
	SPAR Group Ltd.	68,224	411,953
	Spur Corp. Ltd.	15,300	22,139
	Stadio Holdings Ltd.	56,665	14,012
	Standard Bank Group Ltd.	65,692	644,741
	Tiger Brands Ltd.	1,239	11,471
	Truworths International Ltd.	71,174	288,632
*	Wilson Bayly Holmes-Ovcon Ltd.	19,110	121,047
	Woolworths Holdings Ltd.	147,247	548,810
*	Zeda Ltd.	44,692	25,782

TOTAL SOUTH AFRICA			21,279,920

SOUTH KOREA — (13.6%)
*	3S Korea Co. Ltd.	7,967	12,395
	ABco Electronics Co. Ltd.	2,081	21,554
*	ABLBio, Inc.	4,428	52,349
	Actro Co. Ltd.	1,337	6,675
*	ADTechnology Co. Ltd.	1,279	21,219
	Advanced Nano Products Co. Ltd.	823	73,248
	Advanced Process Systems Corp.	5,818	70,431
	Aekyung Chemical Co. Ltd.	2,137	17,249
	Aekyung Industrial Co. Ltd.	2,237	37,565
	AfreecaTV Co. Ltd.	2,451	122,044
*	Agabang&Company	12,217	32,851
	Ahnlab, Inc.	824	39,202
	AJ Networks Co. Ltd.	2,003	5,763

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Ajin Industrial Co. Ltd.	8,452	$25,092
*	Alteogen, Inc.	3,294	152,794
*	ALUKO Co. Ltd.	17,469	35,121
*	Amicogen, Inc.	1,290	12,125
*	Aminologics Co. Ltd.	7,906	6,803
	Amorepacific Corp.	3,913	367,298
	Amorepacific Group	7,089	150,594
*	Amotech Co. Ltd.	2,092	10,960
*	Anam Electronics Co. Ltd.	13,023	16,701
*	Ananti, Inc.	9,179	45,326
*	Anterogen Co. Ltd.	1,450	13,751
*	Apact Co. Ltd.	2,976	5,887
*	Aprogen Biologics	45,650	11,040
*	Aprogen, Inc.	35,723	24,177
*	APTC Co. Ltd.	3,810	36,671
*	Aroot Co. Ltd.	33,216	11,280
	Asia Paper Manufacturing Co. Ltd.	1,337	38,889
	Atinum Investment Co. Ltd.	5,620	10,594
	AUK Corp.	7,995	11,277
	Avaco Co. Ltd.	2,470	25,890
*	Avatec Co. Ltd.	514	4,890
	Baiksan Co. Ltd.	4,496	27,827
*	Beno Tnr, Inc.	2,978	8,675
	BGF Co. Ltd.	7,644	18,834
	BGF retail Co. Ltd.	3,053	312,205
	BGFecomaterials Co. Ltd.	5,526	15,781
	BH Co. Ltd.	8,967	124,951
*	BHI Co. Ltd.	4,278	21,938
*	Binex Co. Ltd.	3,695	20,295
	Binggrae Co. Ltd.	1,377	55,873
*	Bioneer Corp.	1,671	39,384
	BIT Computer Co. Ltd.	2,278	8,221
*	BNC Korea Co. Ltd.	5,378	12,484
	BNK Financial Group, Inc.	58,811	296,005
	Boditech Med, Inc.	5,099	62,103
	BoKwang Industry Co. Ltd.	1,810	6,793
	Bolak Co. Ltd.	16,769	15,408
	Bookook Securities Co. Ltd.	462	7,221
	Boryung	6,319	42,229
*	Bosung Power Technology Co. Ltd.	7,684	15,495
*	Bukwang Pharmaceutical Co. Ltd.	4,615	19,465
*	BusinessOn Communication Co. Ltd.	1,217	13,281
	BYC Co. Ltd.	80	21,632
	Byucksan Corp.	8,835	20,999
*	Cafe24 Corp.	1,154	10,631
*	CammSys Corp.	17,801	17,331
	Cape Industries Ltd.	6,153	18,822
	Caregen Co. Ltd.	3,329	66,364
	Celltrion Healthcare Co. Ltd.	8,522	421,545
#*	Celltrion Pharm, Inc.	2,161	101,670
	Celltrion, Inc.	18,509	2,055,486
*	Chabiotech Co. Ltd.	4,235	50,581
	Changhae Ethanol Co. Ltd.	2,011	13,425
	Cheil Worldwide, Inc.	36,083	531,298
	Chemtronics Co. Ltd.	3,577	49,285
*	Chemtros Co. Ltd.	2,178	8,440
	Cheryong Electric Co. Ltd.	1,172	18,288
*	ChinHung International, Inc.	23,967	20,398
	Chinyang Holdings Corp.	7,730	18,131

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Chips&Media, Inc.	1,003	$25,435
*	Choil Aluminum Co. Ltd.	11,512	17,217
	Chong Kun Dang Pharmaceutical Corp.	1,901	133,541
	Chongkundang Holdings Corp.	793	30,239
*††	Chorokbaem Media Co. Ltd.	4,200	12,594
	Chosun Refractories Co. Ltd.	886	12,021
	Chunbo Co. Ltd.	750	55,222
	CJ CheilJedang Corp.	1,523	319,063
	CJ Corp.	4,599	286,869
*	CJ ENM Co. Ltd.	3,969	153,486
	CJ Freshway Corp.	2,433	37,805
	CJ Logistics Corp.	3,212	180,584
*	CKD Bio Corp.	912	13,406
	Classys, Inc.	4,625	112,996
	CLIO Cosmetics Co. Ltd.	714	14,687
*	CMG Pharmaceutical Co. Ltd.	8,816	13,471
*	CoAsia Corp.	1,572	6,782
*	Com2uS Holdings Corp.	880	15,595
#	Com2uSCorp.	2,881	89,873
*	ContentreeJoongAng Corp.	544	4,651
*	Coreana Cosmetics Co. Ltd.	5,220	12,340
*	Cosmax, Inc.	4,122	414,444
*	Cosmecca Korea Co. Ltd.	513	13,708
*	CosmoAM&T Co. Ltd.	2,699	281,000
*	Cosmochemical Co. Ltd.	3,839	89,600
	Coway Co. Ltd.	29,817	954,167
	Cowintech Co. Ltd.	515	11,201
	CR Holdings Co. Ltd.	2,104	9,471
	Creas F&C Co. Ltd.	2,536	16,657
*	Creative & Innovative System	3,518	23,509
	Creverse, Inc.	1,427	17,603
*	CrystalGenomics Invites Co. Ltd.	5,676	11,490
	CS Wind Corp.	2,631	89,275
*	CTC BIO, Inc.	2,098	14,721
	Cuckoo Holdings Co. Ltd.	3,109	39,088
	Cuckoo Homesys Co. Ltd.	1,747	26,359
*	Curexo, Inc.	2,147	20,928
	Cymechs, Inc.	1,162	12,528
	D.I Corp.	2,915	13,897
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	8,942
	Dae Hyun Co. Ltd.	9,204	13,899
	Dae Won Kang Up Co. Ltd.	9,092	34,266
*	Daea TI Co. Ltd.	5,700	12,909
*	Daebo Magnetic Co. Ltd.	512	9,803
	Daebongls Co. Ltd.	2,018	12,135
	Daedong Corp.	5,235	47,847
	Daeduck Co. Ltd.	1,972	8,770
	Daeduck Electronics Co. Ltd.	5,825	86,738
	Daegu Department Store	870	6,062
	Daehan Flour Mill Co. Ltd.	341	30,805
	Daehan New Pharm Co. Ltd.	2,297	14,117
	Daehan Steel Co. Ltd.	1,697	16,345
*	Dae-Il Corp.	5,949	22,633
	Daejoo Electronic Materials Co. Ltd.	861	44,198
	Daesang Corp.	4,045	59,636
	Daesang Holdings Co. Ltd.	2,845	13,903
	Daesung Energy Co. Ltd.	2,804	21,718
	Daesung Holdings Co. Ltd.	898	6,555
	Daewon Media Co. Ltd.	2,643	21,623

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daewon Pharmaceutical Co. Ltd.	4,099	$47,142
	Daewon San Up Co. Ltd.	2,161	8,682
*	Daewoo Engineering & Construction Co. Ltd.	103,041	300,619
	Daewoong Co. Ltd.	3,947	43,612
	Daewoong Pharmaceutical Co. Ltd.	584	43,326
	Daihan Pharmaceutical Co. Ltd.	1,066	21,153
	Daishin Securities Co. Ltd.	8,360	86,771
	Daol Investment & Securities Co. Ltd.	12,487	35,431
#	Daou Data Corp.	4,343	36,812
	Daou Technology, Inc.	6,145	74,379
*	Dasan Networks, Inc.	7,361	19,227
#*	Dawonsys Co. Ltd.	4,173	43,627
	DB Financial Investment Co. Ltd.	6,205	17,538
	DB Insurance Co. Ltd.	21,505	1,399,091
*	DB, Inc.	36,593	42,991
	Dentium Co. Ltd.	2,450	198,884
	Deutsch Motors, Inc.	5,379	19,578
	Device ENG Co. Ltd.	1,253	12,058
*	Devsisters Co. Ltd.	812	29,243
	DGB Financial Group, Inc.	37,239	216,889
	Digital Daesung Co. Ltd.	4,602	19,244
*	DIO Corp.	1,645	28,544
	Display Tech Co. Ltd.	3,359	12,324
*	DK Tech Co. Ltd.	1,394	8,241
	DL Construction Co. Ltd.	2,489	22,797
	DL E&C Co. Ltd.	9,216	234,252
	DL Holdings Co. Ltd.	2,910	91,647
	DMS Co. Ltd.	7,907	32,119
	DN Automotive Corp.	314	18,421
	DNF Co. Ltd.	3,548	47,740
	Dohwa Engineering Co. Ltd.	4,413	25,135
	Dong A Eltek Co. Ltd.	1,716	6,543
	Dong-A Hwasung Co. Ltd.	2,071	11,013
	Dong-A Socio Holdings Co. Ltd.	536	39,570
	Dong-A ST Co. Ltd.	1,581	65,155
*	Dongbang Transport Logistics Co. Ltd.	14,438	19,465
#	Dongjin Semichem Co. Ltd.	13,474	300,735
	Dongkoo Bio & Pharma Co. Ltd.	2,893	10,262
	DongKook Pharmaceutical Co. Ltd.	4,060	48,560
	Dongkuk Holdings Co. Ltd.	3,600	23,006
*	Dongkuk Steel Mill Co. Ltd.	11,214	87,784
*	Dongkuk Structures & Construction Co. Ltd.	6,207	12,603
	Dongsuh Cos., Inc.	3,683	47,092
	Dongsung Chemical Co. Ltd.	11,196	34,091
	Dongsung Finetec Co. Ltd.	5,249	44,233
#*	Dongwha Enterprise Co. Ltd.	702	32,201
	Dongwha Pharm Co. Ltd.	3,999	28,726
	Dongwon Development Co. Ltd.	13,299	31,378
	Dongwon F&B Co. Ltd.	1,675	36,139
	Dongwon Industries Co. Ltd.	1,870	41,423
	Dongwon Metal Co. Ltd.	6,801	7,698
	Dongwon Systems Corp.	1,256	26,408
	Dongyang E&P, Inc.	1,464	20,056
	Doosan Bobcat, Inc.	18,953	544,539
	Doosan Co. Ltd.	2,716	149,845
*	Doosan Enerbility Co. Ltd.	41,927	417,759
*	Doosan Fuel Cell Co. Ltd.	4,019	49,058
#	Doosan Tesna, Inc.	3,921	130,807
	DoubleUGames Co. Ltd.	3,263	100,122

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Douzone Bizon Co. Ltd.	2,931	$59,443
*	Dream Security Co. Ltd.	10,040	22,934
	Dreamtech Co. Ltd.	11,149	86,251
	Drgem Corp.	1,242	9,376
*	DSK Co. Ltd.	2,111	7,813
*	Duck Yang Industry Co. Ltd.	3,457	10,754
*	Duksan Hi-Metal Co. Ltd.	1,894	8,440
*	Duksan Techopia Co. Ltd.	961	13,256
	DY Corp.	4,932	20,023
	DY POWER Corp.	3,390	29,422
*††	E Investment&Development Co. Ltd.	19,186	14,831
	E1 Corp.	1,179	51,329
	Easy Bio, Inc.	3,302	7,672
	Echo Marketing, Inc.	5,576	41,427
*††	Eco Volt Co. Ltd.	12,005	9,178
*	Eco&Dream Co. Ltd.	566	8,023
	Ecoplastic Corp.	9,576	36,333
#	Ecopro BM Co. Ltd.	5,230	765,135
#	Ecopro Co. Ltd.	2,901	1,340,605
	Ecopro HN Co. Ltd.	2,454	105,134
	e-Credible Co. Ltd.	854	8,738
*††	Ehwa Technologies Information Co. Ltd.	39,858	19,891
	Elentec Co. Ltd.	4,729	29,954
	E-MART, Inc.	4,942	266,438
*	EMKOREA Co. Ltd.	4,828	7,915
	EMRO, Inc.	199	8,160
	EM-Tech Co. Ltd.	2,530	93,242
	ENF Technology Co. Ltd.	3,228	45,079
*	Enzychem Lifesciences Corp.	19,669	17,928
	Eo Technics Co. Ltd.	1,424	147,680
*	E-TRON Co. Ltd.	141,985	21,026
*	Eubiologics Co. Ltd.	2,493	17,711
	Eugene Corp.	11,321	27,483
	Eugene Investment & Securities Co. Ltd.	13,616	40,725
	Eugene Technology Co. Ltd.	3,358	95,240
*	Eutilex Co. Ltd.	3,553	6,258
*	Exem Co. Ltd.	9,334	13,955
	Exicon Co. Ltd.	1,987	18,098
#	F&F Co. Ltd.	5,152	357,158
	F&F Holdings Co. Ltd.	657	7,667
	Fila Holdings Corp.	15,611	413,367
*	Fine M-Tec Co. Ltd.	3,760	22,491
	Fine Semitech Corp.	2,256	29,224
*	Firstec Co. Ltd.	4,429	10,953
*	Flask Co. Ltd.	12,050	10,836
#	Foosung Co. Ltd.	4,306	31,961
	Fursys, Inc.	987	21,234
	Gabia, Inc.	3,274	35,375
	Galaxia Moneytree Co. Ltd.	1,980	6,312
*	GAMSUNG Corp. Co. Ltd.	12,046	33,984
	Gaon Cable Co. Ltd.	1,166	13,746
	GC Cell Corp.	1,292	27,722
*	GemVax & Kael Co. Ltd.	3,004	31,666
	Gemvaxlink Co. Ltd.	20,885	15,708
*	GeneOne Life Science, Inc.	6,196	13,013
*	Genexine, Inc.	4,234	24,746
*	Genie Music Corp.	4,854	10,455
	Geumhwa PSC Co. Ltd.	1,330	25,410
	Global Standard Technology Co. Ltd.	1,924	28,965

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	GOLFZON Co. Ltd.	1,788	$115,504
	Golfzon Newdin Holdings Co. Ltd.	4,684	12,738
	Gradiant Corp.	4,366	34,948
	Green Chemical Co. Ltd.	4,719	20,338
	Green Cross Corp.	915	65,219
	Green Cross Holdings Corp.	5,251	52,726
	GS Engineering & Construction Corp.	20,989	205,438
	GS Retail Co. Ltd.	14,929	268,931
	Gwangju Shinsegae Co. Ltd.	735	16,396
	HAESUNG DS Co. Ltd.	3,254	107,069
	Haesung Industrial Co. Ltd.	977	5,156
	Han Kuk Carbon Co. Ltd.	6,365	53,852
	Hana Financial Group, Inc.	64,490	1,875,160
	Hana Materials, Inc.	1,780	62,882
#	Hana Micron, Inc.	10,893	197,957
	Hana Pharm Co. Ltd.	1,053	10,500
*	Hanall Biopharma Co. Ltd.	2,608	56,570
*	Hancom, Inc.	2,264	19,662
	Handok, Inc.	2,093	18,002
	Handsome Co. Ltd.	4,735	65,466
	Hanjin Transportation Co. Ltd.	2,334	32,720
	Hankook Shell Oil Co. Ltd.	185	31,385
	Hanmi Pharm Co. Ltd.	1,684	352,101
	Hanmi Science Co. Ltd.	1,225	28,778
	Hanmi Semiconductor Co. Ltd.	8,349	327,134
	HanmiGlobal Co. Ltd.	2,006	32,464
	Hannong Chemicals, Inc.	1,310	9,974
	Hanon Systems	51,814	264,393
	Hansae Co. Ltd.	8,611	146,312
	Hansae Yes24 Holdings Co. Ltd.	908	3,187
	Hanshin Machinery Co.	4,076	12,263
#	Hansol Chemical Co. Ltd.	2,911	324,854
	Hansol Holdings Co. Ltd.	10,383	20,429
*	Hansol IONES Co. Ltd.	3,098	19,180
	Hansol Logistics Co. Ltd.	7,255	12,897
	Hansol Paper Co. Ltd.	4,665	34,539
	Hansol Technics Co. Ltd.	9,847	43,865
*	Hansung Cleantech Co. Ltd.	5,126	8,786
	Hanwha Aerospace Co. Ltd.	14,885	1,119,069
*	Hanwha Galleria Corp.	15,046	11,261
*	Hanwha General Insurance Co. Ltd.	19,605	60,292
*	Hanwha Investment & Securities Co. Ltd.	28,229	48,164
*	Hanwha Life Insurance Co. Ltd.	125,311	257,509
#*	Hanwha Ocean Co. Ltd.	6,772	118,430
*	Hanwha Solutions Corp.	24,676	525,605
*	Hanyang Digitech Co. Ltd.	1,023	9,365
	Hanyang Eng Co. Ltd.	4,035	42,091
	Hanyang Securities Co. Ltd.	2,979	20,487
	HB Technology Co. Ltd.	20,026	35,502
	HD Hyundai Co. Ltd.	12,659	539,177
	HD Hyundai Construction Equipment Co. Ltd.	4,937	162,953
	HD Hyundai Electric Co. Ltd.	4,851	269,983
	HD Hyundai Energy Solutions Co. Ltd.	1,481	24,029
	HD Hyundai Infracore Co. Ltd.	52,436	260,177
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,797	321,797
	HDC Holdings Co. Ltd.	11,304	51,953
	HDC Hyundai Development Co-Engineering & Construction, Class E	18,020	155,620
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	6,188
	Hecto Financial Co. Ltd.	710	7,375

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hecto Innovation Co. Ltd.	2,056	$19,746
	Heerim Architects & Planners	3,298	19,814
*	Helixmith Co. Ltd.	4,054	12,251
#*	HFR, Inc.	3,248	44,475
	Hite Jinro Co. Ltd.	10,080	158,855
	Hitejinro Holdings Co. Ltd.	2,275	14,303
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	19,974
*	HJ Shipbuilding & Construction Co. Ltd.	6,945	17,273
	HL Holdings Corp.	1,851	43,727
	HL Mando Co. Ltd.	5,681	138,350
*	HLB Biostep Co. Ltd.	2,115	3,941
*	HLB Global Co. Ltd.	2,902	7,520
#*	HLB Life Science Co. Ltd.	4,396	29,098
*	HLB Therapeutics Co. Ltd.	7,452	20,422
*	HLB, Inc.	10,998	236,961
	HMM Co. Ltd.	48,543	525,783
	Home Center Holdings Co. Ltd.	29,955	24,043
*	Homecast Co. Ltd.	6,694	23,528
#	Hotel Shilla Co. Ltd.	11,030	510,367
*	HSD Engine Co. Ltd.	4,700	26,733
*	Hugel, Inc.	1,071	112,993
*	Humax Co. Ltd.	9,576	19,622
	Humedix Co. Ltd.	1,698	42,989
	Huons Co. Ltd.	1,603	48,137
	Huons Global Co. Ltd.	1,464	21,791
*	Huvis Corp.	4,251	13,362
	Huvitz Co. Ltd.	2,931	31,567
	Hwa Shin Co. Ltd.	5,583	41,862
*	Hwail Pharm Co. Ltd.	11,956	17,673
	Hwangkum Steel & Technology Co. Ltd.	2,449	12,537
	HwaSung Industrial Co. Ltd.	2,547	18,401
*	HYBE Co. Ltd.	963	156,838
	Hy-Lok Corp.	2,158	37,909
	Hyosung Advanced Materials Corp., Class C	570	151,164
	Hyosung Corp.	3,220	140,856
*	Hyosung Heavy Industries Corp.	1,606	203,700
	Hyosung TNC Corp.	725	192,263
*	Hyulim ROBOT Co. Ltd.	14,592	13,151
	Hyundai Autoever Corp.	1,161	112,092
	Hyundai Bioland Co. Ltd.	797	5,522
	Hyundai Corp.	2,484	32,518
	Hyundai Corp. Holdings, Inc.	1,866	14,120
	Hyundai Department Store Co. Ltd.	1,955	77,427
	Hyundai Elevator Co. Ltd.	6,752	216,201
	Hyundai Engineering & Construction Co. Ltd.	19,589	485,822
	HYUNDAI EVERDIGM Corp.	2,354	10,422
	Hyundai Ezwel Co. Ltd.	4,878	22,390
	Hyundai Futurenet Co. Ltd.	13,368	32,067
	Hyundai GF Holdings	9,771	25,228
*	Hyundai Green Food	5,187	43,540
	Hyundai Home Shopping Network Corp.	1,928	59,239
*	Hyundai Livart Furniture Co. Ltd.	3,789	22,397
	Hyundai Marine & Fire Insurance Co. Ltd.	27,346	637,899
*	Hyundai Mipo Dockyard Co. Ltd.	2,434	125,430
	Hyundai Mobis Co. Ltd.	6,937	1,074,297
	Hyundai Motor Co.	15,545	1,958,423
	Hyundai Motor Securities Co. Ltd.	5,127	31,040
	Hyundai Pharmaceutical Co. Ltd.	3,292	9,702
*	Hyundai Rotem Co. Ltd.	12,142	209,921

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Steel Co.	5,410	$131,563
	Hyundai Wia Corp.	4,160	173,171
	HyVision System, Inc.	2,805	38,615
	i3system, Inc.	1,346	26,714
*	iA, Inc.	22,351	6,475
	ICD Co. Ltd.	4,838	24,981
*	Icure Pharm, Inc.	975	1,304
	IDIS Holdings Co. Ltd.	952	8,027
	Iljin Diamond Co. Ltd.	811	7,203
	Iljin Electric Co. Ltd.	5,905	54,928
	Iljin Holdings Co. Ltd.	6,856	18,570
	Iljin Power Co. Ltd.	2,335	17,795
	Ilshin Spinning Co. Ltd.	3,810	24,229
	Ilsung Pharmaceuticals Co. Ltd.	950	13,760
	Ilyang Pharmaceutical Co. Ltd.	1,351	13,682
	iMarketKorea, Inc.	5,701	33,036
	InBody Co. Ltd.	3,295	52,748
	Incross Co. Ltd.	771	5,616
	Industrial Bank of Korea	71,955	595,498
*	Infinitt Healthcare Co. Ltd.	2,990	10,757
	Innocean Worldwide, Inc.	3,398	109,974
	InnoWireless Co. Ltd.	369	5,974
	Innox Advanced Materials Co. Ltd.	3,976	78,901
*	Innox Corp.	828	12,316
*	Inscobee, Inc.	5,576	4,851
*	Insung Information Co. Ltd.	8,315	14,100
	Intellian Technologies, Inc.	761	39,919
	Intelligent Digital Integrated Security Co. Ltd.	826	12,760
*	Interflex Co. Ltd.	2,044	14,568
	Interojo Co. Ltd.	1,228	27,915
*	iNtRON Biotechnology, Inc.	3,888	17,987
	Inzi Controls Co. Ltd.	2,405	13,242
*	IS Dongseo Co. Ltd.	3,763	70,301
	ISC Co. Ltd.	2,345	121,059
	i-SENS, Inc.	3,346	57,057
*	ISU Abxis Co. Ltd.	2,469	10,363
	ISU Chemical Co. Ltd.	3,108	27,438
	IsuPetasys Co. Ltd.	10,649	172,133
*	ITCEN Co. Ltd.	3,543	9,162
*	ITEK, Inc.	4,474	23,730
*	ITM Semiconductor Co. Ltd.	554	8,216
*	Jahwa Electronics Co. Ltd.	1,279	20,021
	JASTECH Ltd.	1,874	10,477
	JB Financial Group Co. Ltd.	24,480	183,112
	JC Chemical Co. Ltd.	4,150	20,570
	Jeil Pharmaceutical Co. Ltd.	637	7,072
*	Jeisys Medical, Inc.	10,143	79,180
*	Jeju Air Co. Ltd.	2,249	17,633
*	Jeju Semiconductor Corp.	3,960	11,724
*	Jin Air Co. Ltd.	917	7,624
	Jinsung T.E.C.	3,429	24,442
	JLS Co. Ltd.	1,866	9,897
	JNK Heaters Co. Ltd.	1,897	7,101
*	JoyCity Corp.	2,763	4,844
	JS Corp.	1,238	15,837
	Jusung Engineering Co. Ltd.	13,057	238,788
	JVM Co. Ltd.	1,438	27,796
	JW Holdings Corp.	12,580	30,675
	JW Life Science Corp.	2,713	25,225

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JW Pharmaceutical Corp.	2,214	$43,040
*	JW Shinyak Corp.	3,577	5,933
	JYP Entertainment Corp.	6,498	494,626
*	K Car Co. Ltd.	1,385	9,647
	Kakao Corp.	13,475	379,804
#*	Kakao Games Corp.	6,793	117,904
	KakaoBank Corp.	7,737	104,707
	Kangnam Jevisco Co. Ltd.	731	10,701
	Kangwon Land, Inc.	7,476	81,403
	KAON Group Co. Ltd.	4,850	21,068
	KB Financial Group, Inc.	43,060	1,641,371
	KC Co. Ltd.	2,179	24,546
	KC Tech Co. Ltd.	3,067	43,286
	KCC Corp.	1,009	177,888
	KCI Ltd.	1,125	5,813
	KCTC	5,926	17,136
	KEC Corp.	14,835	13,795
	KEPCO Engineering & Construction Co., Inc.	1,501	58,298
	KEPCO Plant Service & Engineering Co. Ltd.	8,030	194,288
	Keyang Electric Machinery Co. Ltd.	4,289	6,192
*	KEYEAST Co. Ltd.	2,966	13,607
	KG Chemical Corp.	16,370	73,551
#	KG Dongbusteel	8,845	46,357
	KG Eco Technology Service Co. Ltd.	3,956	32,763
*††	KG Mobility Co.	1,502	8,163
	Kginicis Co. Ltd.	5,479	42,055
	KGMobilians Co. Ltd.	5,530	19,533
#	KH Vatec Co. Ltd.	4,841	51,776
	Kia Corp.	39,120	2,234,981
	KidariStudio, Inc.	3,003	8,937
	KINX, Inc.	659	41,624
	KISCO Corp.	1,610	7,329
	KISCO Holdings Co. Ltd.	1,214	18,727
	KISWIRE Ltd.	3,178	44,496
	KIWOOM Securities Co. Ltd.	4,904	293,206
*	KMW Co. Ltd.	1,668	12,398
*	KNW Co. Ltd.	1,699	9,795
	Koh Young Technology, Inc.	7,378	60,462
	Kolmar BNH Co. Ltd.	3,724	45,397
	Kolmar Korea Co. Ltd.	4,947	196,719
	Kolmar Korea Holdings Co. Ltd.	3,468	17,260
	Kolon Corp.	1,302	15,334
	Kolon Global Corp.	1,263	11,931
	Kolon Industries, Inc.	7,489	241,919
*	Kolon Life Science, Inc.	479	9,497
*	Kolon Mobility Group Corp.	4,190	8,241
	Kolon Plastic, Inc.	3,630	20,679
	Komelon Corp.	1,270	7,940
	KoMiCo Ltd.	1,679	55,133
*	KONA I Co. Ltd.	2,442	32,472
	Korea Alcohol Industrial Co. Ltd.	5,044	38,123
	Korea Asset In Trust Co. Ltd.	20,730	49,570
	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	13,582
*	Korea Circuit Co. Ltd.	4,698	47,387
	Korea Electric Terminal Co. Ltd.	1,432	66,972
	Korea Electronic Certification Authority, Inc.	3,177	8,656
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	24,355
	Korea Export Packaging Industrial Co. Ltd.	8,020	16,041
*	Korea Gas Corp.	7,365	124,812

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Information & Communications Co. Ltd.	1,528	$9,576
	Korea Information Certificate Authority, Inc.	2,886	9,104
	Korea Investment Holdings Co. Ltd.	11,395	425,986
	Korea Movenex Co. Ltd.	5,239	34,678
	Korea Parts & Fasteners Co. Ltd.	4,097	14,309
	Korea Petrochemical Ind Co. Ltd.	456	53,866
	Korea Petroleum Industries Co.	1,794	22,229
	Korea Ratings Corp.	163	9,216
	Korea Real Estate Investment & Trust Co. Ltd.	35,312	30,559
	Korea United Pharm, Inc.	1,508	26,085
	Korea Zinc Co. Ltd.	850	295,391
	Korean Reinsurance Co.	37,173	244,507
	Kortek Corp.	3,138	15,861
*	KOSES Co. Ltd.	2,319	15,012
	KPX Chemical Co. Ltd.	815	25,662
*	Krafton, Inc.	3,803	462,947
*	Kt alpha Co. Ltd.	5,035	20,118
	KT Skylife Co. Ltd.	6,097	26,625
	KTCS Corp.	13,494	35,541
	Kukdo Chemical Co. Ltd.	567	16,426
	Kukdong Oil & Chemicals Co. Ltd.	4,500	17,522
#*	Kum Yang Co. Ltd.	3,102	202,747
*	Kumho HT, Inc.	38,994	18,805
	Kumho Petrochemical Co. Ltd.	5,838	548,693
*	Kumho Tire Co., Inc.	19,186	59,771
	KUMHOE&C Co. Ltd.	8,092	30,321
	Kumkang Kind Co. Ltd.	7,189	28,438
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	72,513
	Kwang Myung Electric Co. Ltd.	8,027	12,379
	Kyeryong Construction Industrial Co. Ltd.	1,770	16,561
	Kyobo Securities Co. Ltd.	5,168	18,624
	Kyochon F&B Co. Ltd.	2,195	11,546
	Kyongbo Pharmaceutical Co. Ltd.	1,775	8,344
	Kyung Dong Navien Co. Ltd.	1,367	48,603
	Kyungbang Co. Ltd.	3,048	18,001
*	Kyungchang Industrial Co. Ltd.	3,490	6,188
	KyungDong Invest Co. Ltd.	181	10,087
	Kyungdong Pharm Co. Ltd.	5,683	26,550
	Kyung-In Synthetic Corp.	12,630	33,773
	L&C Bio Co. Ltd.	1,830	38,468
	L&F Co. Ltd.	2,838	276,060
*	LabGenomics Co. Ltd.	21,308	51,836
#*	Lake Materials Co. Ltd.	14,801	124,457
*	LB Semicon, Inc.	9,863	43,265
	Lee Ku Industrial Co. Ltd.	6,450	17,469
	LEENO Industrial, Inc.	2,877	294,427
	LF Corp.	5,047	52,208
	LG Chem Ltd.	2,966	972,083
	LG Corp.	5,888	337,023
	LG Electronics, Inc.	34,412	2,552,785
	LG H&H Co. Ltd.	1,801	422,234
	LG HelloVision Co. Ltd.	11,051	27,201
	LG Innotek Co. Ltd.	5,080	843,140
	Lion Chemtech Co. Ltd.	3,122	7,561
	LOT Vacuum Co. Ltd.	2,190	33,100
	Lotte Chemical Corp.	2,326	252,596
	Lotte Chilsung Beverage Co. Ltd.	845	91,120
	Lotte Corp.	6,719	129,584
*	Lotte Data Communication Co.	1,008	20,901

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LOTTE Fine Chemical Co. Ltd.	5,522	$229,380
	LOTTE Himart Co. Ltd.	1,317	9,303
*	Lotte Non-Life Insurance Co. Ltd.	23,154	41,091
	Lotte Rental Co. Ltd.	1,976	37,685
	Lotte Shopping Co. Ltd.	2,271	121,450
	Lotte Wellfood Co. Ltd.	488	41,243
	LS Corp.	6,288	365,600
	LS Electric Co. Ltd.	5,301	252,171
	LS Marine Solution Co. Ltd.	2,188	16,147
*	LVMC Holdings	36,724	56,979
	LX Hausys Ltd.	1,948	55,271
	LX Semicon Co. Ltd.	4,078	217,824
	M.I.Tech Co. Ltd.	1,379	6,774
*	M2N Co. Ltd.	4,366	9,526
	Macquarie Korea Infrastructure Fund	93,789	835,710
	Macrogen, Inc.	1,168	13,971
	Maeil Dairies Co. Ltd.	1,150	38,559
	MAKUS, Inc.	1,880	12,172
	Mcnex Co. Ltd.	2,935	60,465
*	MDS Tech, Inc.	21,260	22,112
	Mediana Co. Ltd.	2,343	10,329
*	Medipost Co. Ltd.	1,643	8,499
	Medytox, Inc.	767	117,341
	Meerecompany, Inc.	1,096	20,127
	MegaStudy Co. Ltd.	2,286	18,386
	MegaStudyEdu Co. Ltd.	1,139	52,355
	Meritz Financial Group, Inc.	34,503	1,284,120
*	Mgame Corp.	4,951	22,079
	Mi Chang Oil Industrial Co. Ltd.	177	9,495
*	MiCo Ltd.	8,660	50,828
*	Mirae Asset Life Insurance Co. Ltd.	30,898	115,746
	Mirae Asset Securities Co. Ltd.	67,347	329,913
*	Mirae Asset Venture Investment Co. Ltd.	8,034	25,956
	Miwon Chemicals Co. Ltd.	147	7,260
	Miwon Commercial Co. Ltd.	534	65,220
	Miwon Holdings Co. Ltd.	286	17,696
	Miwon Specialty Chemical Co. Ltd.	566	58,921
	MK Electron Co. Ltd.	3,608	29,018
	MNTech Co. Ltd.	3,176	35,818
	Mobase Electronics Co. Ltd.	7,801	10,711
	Moorim P&P Co. Ltd.	4,923	11,176
	Motonic Corp.	2,192	13,344
	Motrex Co. Ltd.	2,262	24,005
	MS Autotech Co. Ltd.	8,274	31,492
	Muhak Co. Ltd.	3,862	15,511
	Multicampus Co. Ltd.	679	15,607
*	Myoung Shin Industrial Co. Ltd.	2,128	24,879
	Namhae Chemical Corp.	3,870	20,375
*	Namsun Aluminum Co. Ltd.	27,512	39,161
*	Namuga Co. Ltd.	2,446	19,458
	Namyang Dairy Products Co. Ltd.	94	32,139
*	NanoenTek, Inc.	3,575	8,558
	Nasmedia Co. Ltd.	1,024	15,111
	Nature Holdings Co. Ltd.	1,987	31,894
	NAVER Corp.	5,364	749,904
	NCSoft Corp.	2,615	451,785
	NeoPharm Co. Ltd.	1,577	28,998
*	Neowiz	1,628	33,368
*	Neowiz Holdings Corp.	920	13,628

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Nepes Ark Corp.	2,642	$34,295
*	NEPES Corp.	4,586	54,191
*	Neptune Co.	3,349	16,765
#*Ω	Netmarble Corp.	6,527	187,384
	New Power Plasma Co. Ltd.	5,541	20,144
	Nexen Corp.	4,007	11,612
*	Nexon Games Co. Ltd.	1,244	13,881
*	Next Entertainment World Co. Ltd.	2,346	7,089
	NEXTIN, Inc.	1,876	74,643
	NH Investment & Securities Co. Ltd., Class C	50,989	365,817
*	NHN Corp.	8,005	126,981
	NHN KCP Corp.	8,103	48,388
	Nice Information & Telecommunication, Inc.	2,046	30,954
	NICE Information Service Co. Ltd.	15,565	101,621
	NICE Total Cash Management Co. Ltd., Class C	5,667	23,742
*	NK Co. Ltd.	11,295	7,995
	Nong Shim Holdings Co. Ltd.	454	22,025
	Nong Woo Bio Co. Ltd.	3,393	18,777
	NongShim Co. Ltd.	561	184,510
	NOROO Paint & Coatings Co. Ltd.	2,751	18,567
	NOVAREX Co. Ltd.	2,936	27,394
	NPC	6,680	24,128
	Oceanbridge Co. Ltd.	1,631	13,256
	OCI Holdings Co. Ltd.	4,183	302,263
*	Omnisystem Co. Ltd.	2,041	1,218
	OptoElectronics Solutions Co. Ltd.	742	6,323
*	OPTRON-TEC, Inc.	7,058	13,985
*	Orbitech Co. Ltd.	3,497	8,394
	Orion Corp.	8,345	738,575
	Orion Holdings Corp.	7,752	91,157
*††	Osung Advanced Materials Co. Ltd.	18,332	19,031
	Ottogi Corp.	500	138,692
	Paik Kwang Industrial Co. Ltd.	9,444	54,473
	Pan Ocean Co. Ltd.	22,385	71,466
	Park Systems Corp.	1,126	117,100
	Partron Co. Ltd.	11,262	72,527
	Paseco Co. Ltd.	1,912	14,881
*	Pearl Abyss Corp.	4,270	156,434
#	People & Technology, Inc.	4,736	173,650
	PHA Co. Ltd.	2,660	17,743
	PharmaResearch Co. Ltd.	1,452	125,373
*	PharmGen Science, Inc.	2,513	10,111
*	Pharmicell Co. Ltd.	3,920	18,002
*††	PHC Co. Ltd.	23,100	5,576
	Philoptics Co. Ltd.	1,534	10,165
	PI Advanced Materials Co. Ltd.	4,049	73,643
*	Polaris Office Corp.	10,082	30,745
#	Posco DX Co. Ltd.	11,911	434,549
#	Posco M-Tech Co. Ltd.	4,685	74,061
*	Power Logics Co. Ltd.	5,517	26,866
	Protec Co. Ltd.	1,501	47,481
	PSK, Inc.	6,562	83,928
	Pulmuone Co. Ltd.	3,204	23,775
*	Rainbow Robotics	593	62,218
*	Ray Co. Ltd.	741	10,690
	Rayence Co. Ltd.	1,568	10,491
	Reyon Pharmaceutical Co. Ltd.	587	6,162
	RFHIC Corp.	1,978	20,351
*	RFTech Co. Ltd.	9,790	26,831

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Robostar Co. Ltd.	1,279	$22,559
	Rorze Systems Corp.	1,438	5,838
	Rsupport Co. Ltd.	3,117	8,153
*	S Net Systems, Inc.	3,516	11,154
	S&S Tech Corp.	1,157	32,569
	S-1 Corp.	8,090	326,974
	Sajodaerim Corp.	694	14,351
*	Sajodongaone Co. Ltd.	23,286	15,425
*	Sam Chun Dang Pharm Co. Ltd.	801	36,504
	Sam Yung Trading Co. Ltd.	3,832	34,647
	Sambo Motors Co. Ltd.	3,324	12,852
*	Sambu Engineering & Construction Co. Ltd.	32,771	62,764
	Samchully Co. Ltd.	452	30,990
	Samho Development Co. Ltd.	5,403	13,090
	SAMHWA Paints Industrial Co. Ltd.	4,611	20,612
	Samick THK Co. Ltd.	1,425	10,531
	Samji Electronics Co. Ltd.	3,059	16,791
	Samjin Pharmaceutical Co. Ltd.	1,297	20,267
*	Samkee Corp.	10,510	15,764
	Sammok S-Form Co. Ltd.	1,045	11,792
*Ω	Samsung Biologics Co. Ltd.	480	252,339
	Samsung C&T Corp.	13,612	1,076,242
	Samsung Card Co. Ltd.	9,714	225,615
	Samsung Electro-Mechanics Co. Ltd.	8,195	757,718
	Samsung Electronics Co. Ltd., GDR	7,315	9,127,514
	Samsung Electronics Co. Ltd.	330,467	16,448,955
*	Samsung Engineering Co. Ltd.	74,033	1,304,804
	Samsung Fire & Marine Insurance Co. Ltd.	15,607	2,984,409
*	Samsung Heavy Industries Co. Ltd.	56,148	284,641
	Samsung Life Insurance Co. Ltd.	9,807	525,060
*	Samsung Pharmaceutical Co. Ltd.	6,266	11,930
	Samsung Publishing Co. Ltd.	769	8,406
	Samsung SDI Co. Ltd.	4,346	1,376,094
	Samsung SDS Co. Ltd.	5,095	522,262
	Samsung Securities Co. Ltd.	26,835	702,979
	SAMT Co. Ltd.	10,436	19,661
	Samwha Capacitor Co. Ltd.	2,032	49,095
	Samwha Electric Co. Ltd.	664	6,803
	Samyang Corp.	527	16,241
	Samyang Foods Co. Ltd.	998	135,607
	Samyang Packaging Corp.	522	5,825
	Samyang Tongsang Co. Ltd.	207	7,158
*	Samyoung Co. Ltd.	3,277	12,143
*	Sangbo Corp.	8,316	10,306
*	Sangsangin Co. Ltd.	3,203	10,035
	Sangsin Energy Display Precision Co. Ltd.	2,574	27,012
	Saramin Co. Ltd.	2,216	31,336
	Satrec Initiative Co. Ltd.	231	4,419
*	S-Connect Co. Ltd.	13,733	17,813
	SD Biosensor, Inc.	3,524	25,180
*	SDN Co. Ltd.	20,819	17,202
	SeAH Besteel Holdings Corp.	4,085	65,991
	SeAH Steel Corp.	387	35,374
	SeAH Steel Holdings Corp.	435	64,589
	Sebang Co. Ltd.	2,671	21,021
	Sebang Global Battery Co. Ltd.	743	27,237
	Seegene, Inc.	9,733	137,875
	Segyung Hitech Co. Ltd.	2,425	18,326
	Sejin Heavy Industries Co. Ltd.	3,584	11,713

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sejong Industrial Co. Ltd.	4,190	$16,286
	Sejong Telecom, Inc.	31,306	14,302
*	Sekonix Co. Ltd.	2,406	10,767
*	Selvas AI, Inc.	3,696	46,116
	Sempio Co.	203	7,071
	Seobu T&D	3,865	21,085
	Seohan Co. Ltd.	28,267	19,030
	Seohee Construction Co. Ltd.	48,194	49,691
	Seoul Auction Co. Ltd.	1,312	8,698
	Seoul City Gas Co. Ltd.	273	12,075
	Seoul Semiconductor Co. Ltd.	6,036	45,166
	SEOWONINTECH Co. Ltd.	3,755	15,462
	Seoyon Co. Ltd.	2,977	14,638
	Seoyon E-Hwa Co. Ltd.	3,804	40,369
	Sewoon Medical Co. Ltd.	3,371	6,180
	SFA Engineering Corp.	3,517	72,758
*	SFA Semicon Co. Ltd.	15,076	53,013
	SGC Energy Co. Ltd.	1,224	24,467
	Shin Heung Energy & Electronics Co. Ltd.	754	20,471
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	21,344
	Shindaeyang Paper Co. Ltd.	4,560	18,497
	Shinhan Financial Group Co. Ltd.	70,850	1,821,141
	Shinhan Financial Group Co. Ltd., ADR	810	20,647
	Shinil Electronics Co. Ltd.	13,867	18,946
	Shinsegae Food Co. Ltd.	478	12,723
	Shinsegae Information & Communication Co. Ltd.	2,950	24,698
	Shinsegae International, Inc.	3,950	45,630
	Shinsegae, Inc.	1,903	238,352
	Shinsung Delta Tech Co. Ltd.	4,388	125,684
*	Shinsung E&G Co. Ltd.	13,700	18,646
	Shinsung Tongsang Co. Ltd.	13,006	19,958
*	Shinwha Intertek Corp.	7,617	11,752
	Shinwon Corp.	24,971	25,177
	Shinyoung Securities Co. Ltd.	961	39,869
*	Showbox Corp.	4,990	10,114
*	Signetics Corp.	13,083	9,752
#	Simmtech Co. Ltd.	6,997	171,646
	Simmtech Holdings Co. Ltd.	3,727	6,632
	SIMPAC, Inc.	4,358	10,632
	Sindoh Co. Ltd.	1,876	44,398
*	SK Biopharmaceuticals Co. Ltd.	3,861	216,071
#*	SK Bioscience Co. Ltd.	2,682	120,710
	SK Chemicals Co. Ltd.	1,774	74,268
	SK D&D Co. Ltd.	2,815	57,305
	SK Discovery Co. Ltd.	4,909	134,592
	SK Gas Ltd.	1,119	122,742
	SK Hynix, Inc.	38,289	3,325,097
*Ω	SK IE Technology Co. Ltd.	759	33,468
*	SK Innovation Co. Ltd.	14,520	1,322,883
*	SK oceanplant Co. Ltd.	2,702	32,181
	SK Securities Co. Ltd.	104,448	44,663
	SK Telecom Co. Ltd.	7,958	290,204
#	SKC Co. Ltd.	2,773	162,170
	SL Corp.	3,598	79,492
	SM Entertainment Co. Ltd.	2,436	182,687
	SNT Dynamics Co. Ltd.	758	7,371
	SNT Holdings Co. Ltd.	1,335	15,849
*	SNU Precision Co. Ltd.	6,533	11,558
	S-Oil Corp.	14,063	694,045

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Solid, Inc.	14,732	$64,141
*	SOLUM Co. Ltd.	9,104	195,600
	Songwon Industrial Co. Ltd.	5,440	69,176
*	Sonid, Inc.	4,232	7,456
	Soosan Heavy Industries Co. Ltd.	6,285	9,141
	Soulbrain Co. Ltd.	1,646	284,242
	Soulbrain Holdings Co. Ltd.	2,168	52,521
	SPC Samlip Co. Ltd.	1,041	49,983
	SPG Co. Ltd.	2,484	49,976
	Spigen Korea Co. Ltd.	1,087	24,567
	ST Pharm Co. Ltd.	316	15,947
*	Straffic Co. Ltd.	4,180	10,997
*	Studio Dragon Corp.	4,005	145,365
*	STX Heavy Industries Co. Ltd.	3,940	29,238
	Suheung Co. Ltd.	1,302	27,388
*	SU-Holdings Co. Ltd.	12,887	7,549
	Sung Kwang Bend Co. Ltd.	5,622	56,301
*	Sungchang Enterprise Holdings Ltd.	19,478	25,484
	Sungwoo Hitech Co. Ltd.	16,376	95,972
*	Sunny Electronics Corp.	5,903	10,109
*	Suprema, Inc.	1,181	16,922
*	SY Co. Ltd.	6,825	29,554
*	Synopex, Inc.	14,357	39,566
	Systems Technology, Inc.	2,490	50,769
	T&L Co. Ltd.	1,035	33,851
	Tae Kyung Industrial Co. Ltd.	5,533	27,287
	Taekwang Industrial Co. Ltd.	83	35,545
	Taekyung BK Co. Ltd.	5,136	24,076
*††	Taewoong Co. Ltd.	1,299	14,861
	Taeyoung Engineering & Construction Co. Ltd.	3,471	9,254
*	Taihan Electric Wire Co. Ltd.	6,414	52,911
*	Taihan Fiberoptics Co. Ltd.	10,005	9,636
	TechWing, Inc.	9,021	58,215
*	Telcon RF Pharmaceutical, Inc.	13,831	7,062
	Telechips, Inc.	1,642	24,823
	TES Co. Ltd.	3,159	46,119
*	Theragen Etex Co. Ltd.	12,996	37,135
	TK Corp.	3,643	41,079
	TKG Huchems Co. Ltd.	8,276	134,151
	TLB Co. Ltd.	759	12,968
	Tokai Carbon Korea Co. Ltd.	1,319	81,224
*	Tongyang Life Insurance Co. Ltd.	12,025	39,118
	Tongyang, Inc.	46,058	33,927
	Toptec Co. Ltd.	5,346	28,619
	Tovis Co. Ltd.	4,782	60,364
	TS Corp.	7,330	16,548
*	TS Nexgen Co. Ltd.	5,347	1,951
	TSE Co. Ltd.	1,175	31,049
*	Tuksu Construction Co. Ltd.	2,777	14,435
	TY Holdings Co. Ltd.	7,258	28,246
	TYM Corp.	11,325	41,700
	UBCare Co. Ltd.	3,061	9,408
	Ubiquoss Holdings, Inc.	1,137	10,199
	Ubiquoss, Inc.	1,210	13,303
*	Ubivelox, Inc.	854	9,436
	Uju Electronics Co. Ltd.	1,295	12,292
	Uni-Chem Co. Ltd.	21,092	26,589
	Unid Co. Ltd.	1,058	59,907
	Union Materials Corp.	5,793	10,584

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	$45,107
	Uniquest Corp.	3,582	13,467
*	Unison Co. Ltd.	8,900	7,170
*	UniTest, Inc.	2,072	16,882
	Unitrontech Co. Ltd.	2,869	8,302
	Value Added Technology Co. Ltd.	2,937	63,214
*	Very Good Tour Co. Ltd.	1,589	8,799
	Viatron Technologies, Inc.	4,010	23,912
*	VICTEK Co. Ltd.	3,541	12,112
*††	Vidente Co. Ltd.	12,986	23,942
	Vieworks Co. Ltd.	1,077	23,575
*	Vina Tech Co. Ltd.	475	14,211
	Vitzro Tech Co. Ltd.	2,270	12,610
	Vitzrocell Co. Ltd.	1,520	19,156
*	VT Co. Ltd.	4,994	64,244
*	Webcash Corp.	3,333	26,282
	Webzen, Inc.	5,138	52,341
	Whanin Pharmaceutical Co. Ltd.	2,615	27,249
*	WillBes & Co.	7,987	2,709
	Winix, Inc.	2,581	17,494
	Wins Co. Ltd.	2,128	18,951
	WiSoL Co. Ltd.	4,967	22,249
*	WIZIT Co. Ltd.	17,586	9,279
*	Won Tech Co. Ltd.	2,144	14,615
*	Wonik Holdings Co. Ltd.	10,865	23,989
	WONIK IPS Co. Ltd.	4,635	103,636
	Wonik Materials Co. Ltd.	1,797	34,890
	Wonik QnC Corp.	4,248	74,639
	Woojin, Inc.	2,166	12,951
	Woongjin Thinkbig Co. Ltd.	12,192	22,016
#	Woori Financial Group, Inc., Sponsored ADR	773	20,485
	Woori Financial Group, Inc.	178,328	1,575,129
*	Woori Technology Investment Co. Ltd.	10,762	32,950
*	Woori Technology, Inc.	22,299	21,194
	Woory Industrial Co. Ltd.	1,680	17,571
*	Woosu AMS Co. Ltd.	4,196	6,882
	Worldex Industry & Trading Co. Ltd., Class C	3,898	64,500
*	Wysiwyg Studios Co. Ltd.	6,944	12,130
	Y G-1 Co. Ltd.	3,071	12,055
*	Y2 Solution Co. Ltd.	629	1,415
	Yesco Holdings Co. Ltd.	725	17,817
*	Yest Co. Ltd.	1,904	18,791
	YG Entertainment, Inc.	1,512	61,714
*	YG PLUS	3,024	9,405
*	YIK Corp.	4,787	11,399
	YMC Co. Ltd.	1,824	6,919
*	YMT Co. Ltd.	1,245	9,849
	Yoosung Enterprise Co. Ltd.	4,273	9,029
	Youlchon Chemical Co. Ltd.	1,214	25,307
	Young Poong Corp.	119	41,487
	Young Poong Precision Corp.	1,490	13,001
	Youngone Corp.	8,797	353,635
	Youngone Holdings Co. Ltd.	1,616	93,755
	Yuanta Securities Korea Co. Ltd.	27,085	47,537
	Yuhan Corp.	7,527	320,883
	YuHwa Securities Co. Ltd.	6,972	11,179
*	Yungjin Pharmaceutical Co. Ltd.	3,689	5,740
	Zeus Co. Ltd.	1,247	26,422

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Zinus, Inc.	2,469	$34,837

TOTAL SOUTH KOREA			122,138,024

TAIWAN — (17.0%)
	Aaeon Technology, Inc.	4,000	16,156
	ABC Taiwan Electronics Corp.	19,210	13,880
	Abico Avy Co. Ltd.	36,021	25,879
	Ability Enterprise Co. Ltd.	47,000	32,690
	Ability Opto-Electronics Technology Co. Ltd.	10,200	42,689
	Abnova Corp.	17,000	16,580
#	AcBel Polytech, Inc.	127,382	150,232
	Accton Technology Corp.	106,000	1,642,391
	Acer, Inc.	1,074,000	1,135,095
	ACES Electronic Co. Ltd.	25,764	22,492
*	Acon Holding, Inc.	48,041	13,915
	Acter Group Corp. Ltd.	33,518	186,199
	Action Electronics Co. Ltd.	52,000	25,215
	ADATA Technology Co. Ltd.	102,027	308,021
	Addcn Technology Co. Ltd.	7,715	47,189
	Advanced Ceramic X Corp.	8,000	52,671
	Advanced Energy Solution Holding Co. Ltd.	4,000	76,166
	Advanced International Multitech Co. Ltd.	22,000	45,074
	Advanced Optoelectronic Technology, Inc.	36,000	19,676
	Advanced Power Electronics Corp.	13,000	33,432
	Advancetek Enterprise Co. Ltd.	98,000	105,853
	Advantech Co. Ltd.	57,406	589,544
	AEON Motor Co. Ltd.	9,000	9,820
	Aerospace Industrial Development Corp.	102,000	153,233
	AGV Products Corp.	138,000	49,780
	Airmate Cayman International Co. Ltd.	21,836	11,479
	Airtac International Group	14,532	477,777
	Alchip Technologies Ltd.	8,000	656,131
	Alcor Micro Corp.	12,000	19,897
	Alexander Marine Co. Ltd.	4,000	44,953
*	ALI Corp.	49,000	36,161
	All Ring Tech Co. Ltd.	10,000	36,345
	Allied Circuit Co. Ltd.	5,000	19,047
	Allied Supreme Corp.	9,000	86,838
#	Allis Electric Co. Ltd.	54,036	85,037
	Alltek Technology Corp.	27,475	28,542
	Alltop Technology Co. Ltd.	12,001	66,787
	Alpha Networks, Inc.	59,772	65,565
	Altek Corp.	72,000	75,127
	Amazing Microelectronic Corp.	18,295	63,814
	AMICCOM Electronics Corp.	18,000	18,620
	AMPACS Corp.	9,000	13,656
	Ampire Co. Ltd.	16,000	17,913
	AMPOC Far-East Co. Ltd.	22,000	47,814
	AmTRAN Technology Co. Ltd.	185,489	65,446
*	Amulaire Thermal Technology, Inc.	15,000	15,607
	Anji Technology Co. Ltd.	14,278	16,291
	Anpec Electronics Corp.	19,000	89,056
	AP Memory Technology Corp.	2,000	22,225
#	Apac Opto Electronics, Inc.	28,000	77,870
	Apacer Technology, Inc.	16,000	27,185
	APCB, Inc.	35,000	19,565
	Apex Science & Engineering	30,600	10,493
	Arcadyan Technology Corp.	31,805	151,871
	Argosy Research, Inc.	14,013	50,642

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ASE Technology Holding Co. Ltd.	616,000	$2,156,603
	Asia Optical Co., Inc.	68,000	127,343
	Asia Polymer Corp.	90,295	65,694
	Asia Tech Image, Inc.	21,000	41,812
	Asia Vital Components Co. Ltd.	86,158	761,314
	ASIX Electronics Corp.	7,000	25,759
	ASMedia Technology, Inc.	1,000	40,926
	ASolid Technology Co. Ltd.	5,000	14,575
	ASPEED Technology, Inc.	11,600	927,045
	ASROCK, Inc.	13,000	72,768
	Asustek Computer, Inc.	142,000	1,488,888
	Aten International Co. Ltd.	20,000	49,094
	Audix Corp.	21,000	36,583
	AUO Corp.	722,000	349,480
	AURAS Technology Co. Ltd.	17,000	150,406
	Aurora Corp.	17,000	38,811
	Aurotek Corp.	21,000	15,238
	Avalue Technology, Inc.	11,000	32,187
	Avermedia Technologies	30,400	30,910
	Axiomtek Co. Ltd.	21,986	53,992
*	Azurewave Technologies, Inc.	20,000	19,462
	Bafang Yunji International Co. Ltd., Class C	5,000	25,916
*	Bank of Kaohsiung Co. Ltd.	159,932	57,505
	Baolong International Co. Ltd.	14,000	6,586
	Basso Industry Corp.	38,000	45,566
	BenQ Materials Corp.	52,000	55,453
#	BES Engineering Corp.	385,000	139,071
	Bin Chuan Enterprise Co. Ltd.	29,000	19,433
	Bionime Corp.	5,000	12,304
	Bioteque Corp.	10,000	32,118
	Bizlink Holding, Inc.	14,077	109,696
	Bora Pharmaceuticals Co. Ltd.	6,896	138,130
	Brave C&H Supply Co. Ltd.	6,000	23,826
	Bright Led Electronics Corp.	27,000	13,730
	Brighten Optix Corp.	2,000	11,177
	Brighton-Best International Taiwan, Inc.	90,000	92,492
	Browave Corp.	9,000	23,711
	C Sun Manufacturing Ltd.	26,267	36,031
*	Calin Technology Co. Ltd.	12,000	13,601
	Cameo Communications, Inc.	32,537	9,419
	Capital Futures Corp.	17,312	24,453
	Capital Securities Corp.	359,000	158,235
	Career Technology MFG. Co. Ltd.	100,109	62,257
	Carnival Industrial Corp.	21,000	7,691
#	Castles Technology Co. Ltd.	19,458	78,284
	Caswell, Inc.	8,000	20,431
	Catcher Technology Co. Ltd.	159,000	891,973
	Cathay Chemical Works	14,000	16,753
	Cathay Financial Holding Co. Ltd.	1,014,188	1,376,303
	Cathay Real Estate Development Co. Ltd.	234,000	109,733
	Cayman Engley Industrial Co. Ltd.	8,000	13,684
	CCP Contact Probes Co. Ltd.	22,000	27,474
	Celxpert Energy Corp.	33,316	28,858
#	Center Laboratories, Inc.	96,986	136,903
*	Central Reinsurance Co. Ltd.	105,642	73,288
	Chailease Holding Co. Ltd.	228,470	1,239,347
*	ChainQui Construction Development Co. Ltd.	34,700	16,282
	Champion Building Materials Co. Ltd.	45,000	12,485
	Champion Microelectronic Corp.	4,100	8,554

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chang Hwa Commercial Bank Ltd.	525,343	$278,315
	Chang Wah Electromaterials, Inc.	70,000	65,275
	Chang Wah Technology Co. Ltd.	63,000	62,947
	Channel Well Technology Co. Ltd.	43,000	108,727
	Chant Sincere Co. Ltd.	5,000	10,147
	CHC Healthcare Group	21,000	39,282
	Chen Full International Co. Ltd.	29,000	33,142
#	Chenbro Micom Co. Ltd.	15,000	84,115
	Cheng Loong Corp.	234,000	204,438
	Cheng Mei Materials Technology Corp.	141,065	53,849
	Cheng Shin Rubber Industry Co. Ltd.	258,000	352,568
	Cheng Uei Precision Industry Co. Ltd.	93,000	110,518
	Chia Chang Co. Ltd.	34,000	43,557
	Chia Hsin Cement Corp.	53,320	29,336
	Chicony Electronics Co. Ltd.	179,185	689,816
	Chicony Power Technology Co. Ltd.	37,055	128,290
	Chieftek Precision Co. Ltd.	9,680	18,584
	Chien Kuo Construction Co. Ltd.	24,000	10,004
	Chien Shing Harbour Service Co. Ltd.	8,000	9,439
	China Bills Finance Corp.	222,000	97,596
	China Chemical & Pharmaceutical Co. Ltd.	76,000	53,905
*	China Development Financial Holding Corp.	2,560,019	894,877
	China Electric Manufacturing Corp.	63,900	31,233
	China General Plastics Corp.	110,971	73,199
	China Glaze Co. Ltd.	40,000	17,182
*	China Man-Made Fiber Corp.	347,588	85,088
	China Metal Products	53,000	57,387
	China Motor Corp.	70,200	188,216
	China Steel Chemical Corp.	33,000	121,358
	China Steel Corp.	567,000	423,012
	China Wire & Cable Co. Ltd.	21,000	22,004
	Ching Feng Home Fashions Co. Ltd.	35,875	18,941
	Chipbond Technology Corp.	174,000	365,490
	Chlitina Holding Ltd.	17,000	102,378
	Chong Hong Construction Co. Ltd.	47,000	104,725
	Chroma ATE, Inc.	63,000	425,729
	Chun YU Works & Co. Ltd.	17,850	12,069
	Chun Yuan Steel Industry Co. Ltd.	81,000	40,422
	Chung Hung Steel Corp.	131,000	87,257
	Chung Hwa Food Industrial Co. Ltd.	8,500	25,986
	Chung Hwa Pulp Corp.	63,000	40,553
	Chung-Hsin Electric & Machinery Manufacturing Corp.	145,000	418,682
	Chunghwa Precision Test Tech Co. Ltd.	4,000	61,494
	Cleanaway Co. Ltd.	10,000	53,424
#	Clevo Co.	138,000	133,253
*	CMC Magnetics Corp.	272,437	94,230
#	Co.-Tech Development Corp.	65,000	117,583
	Collins Co. Ltd.	24,000	11,804
	Compal Electronics, Inc.	1,323,000	1,150,791
	Compucase Enterprise	19,000	38,043
	Concord International Securities Co. Ltd.	23,786	11,200
*	Concord Securities Co. Ltd.	124,674	49,927
	Continental Holdings Corp.	111,000	92,146
	Contrel Technology Co. Ltd.	38,000	19,631
	Coremax Corp.	15,265	33,851
	Coretronic Corp.	120,000	271,115
	Cowealth Medical Holding Co. Ltd.	9,450	7,129
	Coxon Precise Industrial Co. Ltd.	18,000	7,858
	Creative Sensor, Inc.	17,000	15,377

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Crowell Development Corp.	45,000	$37,977
*	CSBC Corp. Taiwan	145,327	90,711
	CTBC Financial Holding Co. Ltd.	2,976,000	2,241,235
	CTCI Corp.	112,000	136,352
	CviLux Corp.	25,000	28,732
	CX Technology Co. Ltd.	16,875	13,495
	CyberPower Systems, Inc.	16,800	101,752
*	CyberTAN Technology, Inc.	111,000	78,776
	Cypress Technology Co. Ltd.	7,889	8,843
	Cystech Electronics Corp.	3,150	7,003
	DA CIN Construction Co. Ltd.	65,600	77,584
	Dadi Early-Childhood Education Group Ltd.	2,000	3,069
	Dafeng TV Ltd.	10,000	15,526
	Da-Li Development Co. Ltd.	56,070	54,945
	Darfon Electronics Corp.	51,000	68,441
	Darwin Precisions Corp.	87,000	37,224
	Daxin Materials Corp.	18,000	49,373
	De Licacy Industrial Co. Ltd.	76,338	30,629
	Delta Electronics, Inc.	106,000	955,260
	Depo Auto Parts Ind Co. Ltd.	13,000	52,338
	DFI, Inc.	5,000	9,855
	Dimerco Data System Corp.	9,450	29,300
	Dimerco Express Corp.	60,104	147,085
	D-Link Corp.	143,920	81,691
	Donpon Precision, Inc.	27,000	22,655
	Dr Wu Skincare Co. Ltd.	6,000	23,699
	Draytek Corp.	13,000	14,471
	Dyaco International, Inc.	28,979	28,293
	Dynapack International Technology Corp.	37,000	89,612
	E Ink Holdings, Inc.	60,000	312,187
	E&R Engineering Corp.	13,446	25,708
	E.Sun Financial Holding Co. Ltd.	769,672	567,124
*	Eastern Media International Corp.	39,465	26,640
	Eclat Textile Co. Ltd.	17,000	270,576
	Edimax Technology Co. Ltd.	46,000	19,362
	Edison Opto Corp.	12,619	9,165
	Edom Technology Co. Ltd.	44,000	31,640
	eGalax_eMPIA Technology, Inc.	19,032	35,190
	Egis Technology, Inc.	15,000	40,047
	Elan Microelectronics Corp.	53,100	236,709
	E-Lead Electronic Co. Ltd.	13,328	25,780
	E-LIFE MALL Corp.	20,000	51,906
	Elite Advanced Laser Corp.	25,600	45,759
	Elite Material Co. Ltd.	69,000	769,898
	Elite Semiconductor Microelectronics Technology, Inc.	57,000	148,461
	Elitegroup Computer Systems Co. Ltd.	88,000	69,660
	eMemory Technology, Inc.	17,000	1,065,074
	Emerging Display Technologies Corp.	44,000	37,730
	Ennoconn Corp.	14,464	111,647
*	Ennostar, Inc.	72,000	91,883
*	Epileds Technologies, Inc.	16,000	7,144
	Eris Technology Corp.	4,520	29,427
	Eson Precision Ind Co. Ltd.	14,000	24,534
	Eternal Materials Co. Ltd.	260,224	223,588
	Evergreen International Storage & Transport Corp.	72,000	66,478
#	Evergreen Marine Corp. Taiwan Ltd.	173,800	578,368
	Evergreen Steel Corp.	45,000	98,035
	Everlight Chemical Industrial Corp.	165,000	98,101
	Everlight Electronics Co. Ltd.	117,000	160,306

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Everspring Industry Co. Ltd.	35,100	$16,395
	Excel Cell Electronic Co. Ltd.	15,000	10,802
	Excelliance Mos Corp.	8,000	29,713
	Excelsior Medical Co. Ltd.	16,850	44,921
	Far Eastern Department Stores Ltd.	142,000	105,020
	Far Eastern International Bank	319,061	113,364
	Far Eastern New Century Corp.	310,000	282,445
	Far EasTone Telecommunications Co. Ltd.	120,000	281,091
	Faraday Technology Corp.	52,000	490,263
	Farglory F T Z Investment Holding Co. Ltd.	13,200	18,977
	Farglory Land Development Co. Ltd.	94,000	173,260
	Feedback Technology Corp.	12,000	32,203
	Feng Hsin Steel Co. Ltd.	68,000	132,026
	Feng TAY Enterprise Co. Ltd.	62,048	342,618
	First Financial Holding Co. Ltd.	1,323,586	1,059,062
	First Hi-Tec Enterprise Co. Ltd.	13,793	46,668
	First Hotel	33,000	14,818
	First Insurance Co. Ltd.	69,000	35,893
	FIT Holding Co. Ltd.	46,000	46,134
	Fitipower Integrated Technology, Inc.	21,450	177,558
	Fittech Co. Ltd.	15,279	26,950
	FLEXium Interconnect, Inc.	93,000	239,865
	Flytech Technology Co. Ltd.	26,000	50,583
	FocalTech Systems Co. Ltd.	52,000	129,888
	Forcecon Tech Co. Ltd.	18,754	76,864
*	Forest Water Environment Engineering Co. Ltd.	9,630	7,994
	Formosa Chemicals & Fibre Corp.	259,000	487,302
	Formosa International Hotels Corp.	6,000	37,468
	Formosa Laboratories, Inc.	30,634	81,563
	Formosa Oilseed Processing Co. Ltd.	8,400	13,822
	Formosa Optical Technology Co. Ltd.	7,000	17,273
	Formosa Plastics Corp.	125,000	297,271
	Formosan Rubber Group, Inc.	74,700	53,841
	Formosan Union Chemical	115,000	72,776
	Fortune Electric Co. Ltd.	3,000	20,864
	Founding Construction & Development Co. Ltd.	57,000	33,945
	Foxconn Technology Co. Ltd.	12,000	19,470
	Foxsemicon Integrated Technology, Inc.	22,150	125,076
	FSP Technology, Inc.	40,000	59,033
	Fu Chun Shin Machinery Manufacture Co. Ltd.	36,771	18,561
	Fu Hua Innovation Co. Ltd.	55,537	44,193
	Fubon Financial Holding Co. Ltd.	978,743	1,820,065
#	Fulgent Sun International Holding Co. Ltd.	33,092	131,485
	Fusheng Precision Co. Ltd.	25,000	156,304
	G Shank Enterprise Co. Ltd.	34,000	55,764
	Gallant Precision Machining Co. Ltd.	18,000	15,724
	Gamania Digital Entertainment Co. Ltd.	37,000	76,592
*	GCS Holdings, Inc.	20,000	21,379
	GEM Services, Inc.	12,100	24,423
	Gemtek Technology Corp.	109,000	110,073
	General Interface Solution Holding Ltd.	64,000	110,347
	General Plastic Industrial Co. Ltd.	24,000	25,047
	Generalplus Technology, Inc.	19,000	28,928
	Genius Electronic Optical Co. Ltd.	23,634	279,007
	Genmont Biotech, Inc.	13,000	9,161
	Genovate Biotechnology Co. Ltd.	21,000	16,788
	GeoVision, Inc.	24,000	29,725
	Getac Holdings Corp.	97,000	217,514
	GFC Ltd.	6,000	14,763

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Giant Manufacturing Co. Ltd.	67,393	$340,777
	Gigabyte Technology Co. Ltd.	72,000	489,164
*	Gigasolar Materials Corp.	9,265	22,870
*	Gigastorage Corp.	33,000	17,051
	Global Lighting Technologies, Inc.	21,000	30,757
#	Global Unichip Corp.	19,000	849,168
	Globaltek Fabrication Co. Ltd.	9,000	13,911
*	Globe Union Industrial Corp.	61,138	25,968
	Gloria Material Technology Corp.	45,000	62,115
	GMI Technology, Inc.	26,247	15,426
	Goldsun Building Materials Co. Ltd., Class C	198,000	154,064
	Good Will Instrument Co. Ltd.	13,000	13,787
	Gourmet Master Co. Ltd.	12,208	36,680
*	Grand Fortune Securities Co. Ltd.	29,000	10,217
	Grand Pacific Petrochemical	163,000	79,588
	Grand Process Technology Corp.	5,000	68,718
	GrandTech CG Systems, Inc.	12,272	25,363
	Grape King Bio Ltd.	26,000	118,834
	Great China Metal Industry	55,000	40,106
	Great Taipei Gas Co. Ltd.	149,000	149,217
	Great Tree Pharmacy Co. Ltd.	21,236	222,556
	Greatek Electronics, Inc.	66,000	118,753
	Group Up Industrial Co. Ltd.	4,000	19,227
	GTM Holdings Corp.	43,000	38,922
	Gudeng Precision Industrial Co. Ltd.	8,000	83,292
	Hannstar Board Corp.	75,314	130,019
	Hanpin Electron Co. Ltd.	14,000	16,515
	Harvatek Corp.	45,000	36,301
	Heran Co. Ltd.	12,000	39,821
	Hey Song Corp.	74,000	87,313
	Hi-Clearance, Inc.	8,592	35,007
	Highlight Tech Corp.	22,833	33,313
	Highwealth Construction Corp.	236,468	297,111
	HIM International Music, Inc.	10,000	29,576
	Hiroca Holdings Ltd.	23,000	25,709
	Hitron Technology, Inc.	25,080	23,220
#	Hiwin Technologies Corp.	60,350	365,729
	Hiyes International Co. Ltd.	5,000	12,360
	Ho Tung Chemical Corp.	324,000	84,025
	Hocheng Corp.	66,420	36,497
	Holiday Entertainment Co. Ltd.	8,500	22,952
	Holtek Semiconductor, Inc.	44,000	83,876
	Holy Stone Enterprise Co. Ltd.	28,350	83,121
	Hon Hai Precision Industry Co. Ltd.	1,101,600	3,287,961
	Hon Hai Precision Industry Co. Ltd., GDR	10,666	62,800
	Hong Pu Real Estate Development Co. Ltd.	57,000	47,551
	Hong TAI Electric Industrial	70,000	52,759
	Hong YI Fiber Industry Co.	34,000	17,091
	Hotai Finance Co. Ltd.	52,800	203,014
	Hotai Motor Co. Ltd.	30,600	570,969
	Hsin Kuang Steel Co. Ltd.	22,000	31,705
	Hsin Yung Chien Co. Ltd.	11,620	37,293
	Hsing TA Cement Co.	53,000	28,628
*	HTC Corp.	146,000	199,884
	Hu Lane Associate, Inc.	12,400	53,072
	HUA ENG Wire & Cable Co. Ltd.	90,000	53,583
*	Hua Jung Components Co. Ltd.	38,000	14,960
	Hua Nan Financial Holdings Co. Ltd., Class C	1,065,747	668,355
	Huaku Development Co. Ltd.	75,000	211,858

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Huang Hsiang Construction Corp.	13,000	$15,460
	Huikwang Corp.	18,000	18,547
	Hung Ching Development & Construction Co. Ltd.	47,000	32,854
	Hung Sheng Construction Ltd.	128,592	71,240
	Huxen Corp.	10,000	15,796
	Hwa Fong Rubber Industrial Co. Ltd.	24,375	10,380
	Hwacom Systems, Inc.	17,000	8,929
	Ibase Technology, Inc.	10,000	23,951
*	IBF Financial Holdings Co. Ltd.	729,897	259,054
	IC Plus Corp.	14,000	19,901
	Ichia Technologies, Inc.	62,000	62,637
	I-Chiun Precision Industry Co. Ltd.	25,000	36,054
	IEI Integration Corp.	41,220	87,379
	Infortrend Technology, Inc.	56,000	32,396
	Info-Tek Corp.	24,000	38,377
	Innodisk Corp.	17,466	161,323
	Inpaq Technology Co. Ltd.	21,424	43,588
	Insyde Software Corp.	14,000	65,277
	Intai Technology Corp.	6,000	21,312
	Integrated Service Technology, Inc.	14,000	36,435
	IntelliEPI, Inc.	6,000	10,204
	Interactive Digital Technologies, Inc.	5,000	10,753
	International CSRC Investment Holdings Co.	218,220	128,671
	International Games System Co. Ltd., Class C	44,000	848,096
	Inventec Corp.	368,000	461,017
	Iron Force Industrial Co. Ltd.	8,000	20,903
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	34,681
	I-Sunny Construction & Development Co. Ltd.	20,903	51,346
	ITE Technology, Inc.	37,000	186,542
	ITEQ Corp.	43,822	103,134
	Jarllytec Co. Ltd.	18,000	82,822
	Jean Co. Ltd.	48,932	29,035
	Jentech Precision Industrial Co. Ltd.	13,098	233,576
	Jess-Link Products Co. Ltd.	27,000	69,685
	Jia Wei Lifestyle, Inc.	7,619	13,566
	Jih Lin Technology Co. Ltd.	16,000	35,157
#	Jinan Acetate Chemical Co. Ltd.	7,384	222,006
*	Jinli Group Holdings Ltd.	46,391	14,975
	Jourdeness Group Ltd.	9,000	17,317
	Kaimei Electronic Corp.	15,120	28,867
	Kaori Heat Treatment Co. Ltd.	21,000	136,591
	Kaulin Manufacturing Co. Ltd.	23,000	9,262
	Kedge Construction Co. Ltd.	21,631	48,630
	KEE TAI Properties Co. Ltd.	101,000	46,976
	Kenda Rubber Industrial Co. Ltd.	78,750	70,990
	Kerry TJ Logistics Co. Ltd.	47,000	53,816
	Key Ware Electronics Co. Ltd.	37,425	12,304
	Keystone Microtech Corp.	4,000	27,120
	KHGEARS International Ltd.	5,420	11,702
	Kindom Development Co. Ltd.	100,900	106,345
#	King Slide Works Co. Ltd.	11,000	240,076
	King’s Town Bank Co. Ltd.	196,000	224,774
*	King’s Town Construction Co. Ltd.	27,000	25,469
	Kinik Co.	16,000	80,641
	Kinko Optical Co. Ltd.	35,163	28,070
#	Kinpo Electronics	312,000	134,404
	Kinsus Interconnect Technology Corp.	81,000	238,470
	KMC Kuei Meng International, Inc.	16,250	60,493
	KNH Enterprise Co. Ltd.	45,000	25,849

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ko Ja Cayman Co. Ltd.	9,606	$20,460
	KS Terminals, Inc.	32,000	66,204
	Kung Long Batteries Industrial Co. Ltd.	12,000	48,119
*	Kung Sing Engineering Corp.	137,500	39,122
	Kuo Toong International Co. Ltd.	68,248	75,123
*	Kuo Yang Construction Co. Ltd.	57,549	31,996
	Kwong Lung Enterprise Co. Ltd.	24,000	37,855
	KYE Systems Corp.	43,000	15,422
	L&K Engineering Co. Ltd.	56,000	220,658
	La Kaffa International Co. Ltd.	6,000	18,993
	LandMark Optoelectronics Corp.	17,000	49,415
*	Lang, Inc.	9,000	8,863
	Lanner Electronics, Inc.	25,143	69,339
	Largan Precision Co. Ltd.	11,000	704,515
	Laser Tek Taiwan Co. Ltd.	31,350	28,031
	Laster Tech Corp. Ltd.	12,579	19,145
	Leadtrend Technology Corp.	5,511	11,463
*	Lealea Enterprise Co. Ltd.	150,800	47,270
	LEE CHI Enterprises Co. Ltd.	63,000	27,842
	Lelon Electronics Corp.	18,832	31,761
	Lemtech Holdings Co. Ltd.	4,138	10,311
*	Leofoo Development Co. Ltd.	23,000	11,861
*	Li Cheng Enterprise Co. Ltd.	34,458	21,197
*	Li Peng Enterprise Co. Ltd.	171,000	40,146
	Lian HWA Food Corp.	20,757	55,940
	Lida Holdings Ltd.	10,000	10,656
	Lien Hwa Industrial Holdings Corp.	178,503	341,560
	Ligitek Electronics Co. Ltd.	11,000	5,742
	Lingsen Precision Industries Ltd.	82,000	53,646
	Lite-On Technology Corp.	247,000	769,037
	Liton Technology Corp.	12,000	12,753
	Long Da Construction & Development Corp.	54,000	41,829
	Longchen Paper & Packaging Co. Ltd.	215,583	92,261
	Longwell Co.	13,000	25,363
	Lotes Co. Ltd.	23,097	589,802
	Lotus Pharmaceutical Co. Ltd.	23,000	179,499
	Lu Hai Holding Corp.	7,700	7,200
	Lumax International Corp. Ltd.	18,000	45,152
*	Lung Yen Life Service Corp.	33,000	36,248
	M31 Technology Corp.	2,200	59,599
	Macauto Industrial Co. Ltd.	5,000	11,289
	Machvision, Inc.	11,159	61,930
	Macroblock, Inc.	5,000	15,470
	Makalot Industrial Co. Ltd.	50,258	562,510
	Marketech International Corp.	17,000	69,778
	Materials Analysis Technology, Inc.	14,725	93,892
	Mechema Chemicals International Corp.	18,000	42,564
	Medeon Biodesign, Inc.	2,771	4,105
	MediaTek, Inc.	183,000	4,776,181
*	Medigen Biotechnology Corp.	10,000	16,118
	Mega Financial Holding Co. Ltd.	555,030	629,812
	Meiloon Industrial Co.	13,600	7,978
*	Mercuries & Associates Holding Ltd.	117,593	45,736
*	Mercuries Life Insurance Co. Ltd.	785,448	122,314
	Merida Industry Co. Ltd.	39,000	199,821
	Merry Electronics Co. Ltd.	42,576	116,717
	METAAGE Corp.	30,000	56,144
	Micro-Star International Co. Ltd.	233,000	1,192,804
	Mildef Crete, Inc.	10,000	24,363

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	MIN AIK Technology Co. Ltd.	35,000	$21,153
	Mirle Automation Corp.	39,000	44,412
	Mitac Holdings Corp.	247,073	281,333
	MJ International Co. Ltd.	9,000	11,224
#	momo.com, Inc.	32,604	537,523
	MOSA Industrial Corp.	22,723	16,783
	Mosel Vitelic, Inc.	12,000	12,321
	MPI Corp.	22,000	128,943
	Nak Sealing Technologies Corp.	9,000	34,993
	Nan Liu Enterprise Co. Ltd.	5,000	10,854
	Nan Pao Resins Chemical Co. Ltd.	23,000	141,402
	Nan Ya Plastics Corp.	338,000	646,703
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	19,420
	Nantex Industry Co. Ltd.	99,200	105,433
#	Nanya Technology Corp.	185,000	370,884
	National Aerospace Fasteners Corp.	6,000	16,105
	National Petroleum Co. Ltd.	22,000	43,591
	Netronix, Inc.	11,000	27,591
	New Best Wire Industrial Co. Ltd.	18,000	20,619
	Nexcom International Co. Ltd.	30,000	37,576
	Nichidenbo Corp.	36,000	61,822
	Nidec Chaun-Choung Technology Corp.	5,000	18,543
	Nien Hsing Textile Co. Ltd.	44,000	25,686
	Nien Made Enterprise Co. Ltd.	24,000	212,336
	Niko Semiconductor Co. Ltd.	17,400	30,885
	Nishoku Technology, Inc.	10,000	29,852
	Nova Technology Corp.	12,000	46,046
	Novatek Microelectronics Corp.	135,000	1,901,214
	Nuvoton Technology Corp.	48,000	189,402
	O-Bank Co. Ltd.	259,507	74,763
*	Ocean Plastics Co. Ltd.	70,000	75,038
	OK Biotech Co. Ltd.	43,928	32,202
	Optimax Technology Corp.	30,830	29,695
*	Orient Europharma Co. Ltd.	7,000	8,507
	Orient Semiconductor Electronics Ltd.	66,000	84,948
	Oriental Union Chemical Corp.	156,000	87,796
	O-TA Precision Industry Co. Ltd.	12,000	31,645
	Pacific Construction Co.	73,000	20,417
	Pacific Hospital Supply Co. Ltd.	13,000	33,287
	PADAUK Technology Co. Ltd.	3,993	10,473
	Paiho Shih Holdings Corp.	24,150	15,208
	Pan Asia Chemical Corp.	38,135	14,358
	Pan Jit International, Inc.	58,900	108,992
	Pan-International Industrial Corp.	83,000	87,330
	Panion & BF Biotech, Inc.	8,563	29,911
	Parade Technologies Ltd.	11,000	360,656
	Paragon Technologies Co. Ltd.	21,000	20,077
	Parpro Corp.	18,000	18,703
*	PChome Online, Inc.	42,983	59,108
	PCL Technologies, Inc.	8,297	19,367
	P-Duke Technology Co. Ltd.	11,579	33,764
	Pegatron Corp.	476,000	1,110,804
*	PharmaEssentia Corp.	16,703	166,220
*††	Pharmally International Holding Co. Ltd.	11,410	0
	Phison Electronics Corp.	52,000	750,526
	Phoenix Silicon International Corp.	25,730	38,929
	Pixart Imaging, Inc.	40,000	159,020
	Planet Technology Corp.	17,000	63,637
*	Plotech Co. Ltd.	34,200	17,713

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Polaris Group	16,000	$36,212
	Polytronics Technology Corp.	9,423	15,054
	Posiflex Technology, Inc.	3,000	9,292
	Pou Chen Corp.	278,000	247,799
	Powertech Technology, Inc.	232,000	753,729
	Powertip Technology Corp.	38,000	17,674
	Poya International Co. Ltd.	8,373	128,714
	President Chain Store Corp.	88,000	699,983
	President Securities Corp.	229,604	123,550
	Primax Electronics Ltd.	91,000	194,351
*	Prime Electronics & Satellitics, Inc.	46,000	13,469
	Prince Housing & Development Corp.	286,000	93,987
	Pro Hawk Corp.	5,000	23,138
	Promate Electronic Co. Ltd.	37,000	61,998
	Prosperity Dielectrics Co. Ltd.	27,000	37,115
	Qisda Corp.	394,000	517,200
	Qualipoly Chemical Corp.	32,000	33,163
	Quang Viet Enterprise Co. Ltd.	9,000	30,711
	Quanta Computer, Inc.	200,000	1,180,861
#	Quanta Storage, Inc.	73,000	154,897
	Radiant Opto-Electronics Corp.	103,000	394,797
*	Radium Life Tech Co. Ltd.	176,000	47,497
	Rafael Microelectronics, Inc.	3,607	17,598
	Raydium Semiconductor Corp.	9,000	99,965
	Realtek Semiconductor Corp.	89,000	1,109,195
	Rechi Precision Co. Ltd.	86,000	50,665
*	Rexon Industrial Corp. Ltd.	36,000	44,334
*	Rich Development Co. Ltd.	229,000	62,822
*	Ritek Corp.	176,099	42,928
	Rodex Fasteners Corp.	12,000	15,931
*††	Roo Hsing Co. Ltd.	153,000	16,348
	Ruentex Engineering & Construction Co.	24,440	74,985
	Ruentex Industries Ltd.	159,784	282,826
	Run Long Construction Co. Ltd.	5,000	14,484
	Sakura Development Co. Ltd.	32,457	43,552
	Sampo Corp.	77,800	67,246
	San Fang Chemical Industry Co. Ltd.	65,000	46,849
	San Far Property Ltd.	55,003	29,374
	San Shing Fastech Corp.	22,000	36,574
	Sanitar Co. Ltd.	9,000	9,708
	Sanyang Motor Co. Ltd.	104,000	214,380
	Savior Lifetec Corp.	45,000	25,425
	Scan-D Corp.	11,000	13,987
	Scientech Corp.	10,000	56,174
	SDI Corp.	19,000	59,280
	Sea & Land Integrated Corp.	22,100	13,726
	Sea Sonic Electronics Co. Ltd.	8,000	22,452
	Securitag Assembly Group Co.	4,000	12,120
	Senao International Co. Ltd.	33,000	36,640
#	Senao Networks, Inc.	7,000	49,699
	Sensortek Technology Corp.	7,000	90,962
	Sercomm Corp.	53,000	184,919
	Sesoda Corp.	39,680	37,222
	Shanghai Commercial & Savings Bank Ltd.	367,856	487,406
	Shan-Loong Transportation Co. Ltd.	24,000	22,461
	Sharehope Medicine Co. Ltd.	38,851	38,606
	Sheng Yu Steel Co. Ltd.	15,000	10,795
	ShenMao Technology, Inc.	18,000	32,696
	Shih Her Technologies, Inc.	11,000	24,563

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Shihlin Electric & Engineering Corp.	82,000	$240,575
	Shin Hsiung Natural Gas Co. Ltd.	12,751	23,488
*	Shin Kong Financial Holding Co. Ltd.	3,226,601	866,820
	Shin Ruenn Development Co. Ltd.	15,858	24,295
	Shin Shin Natural Gas Co.	7,000	8,663
	Shin Zu Shing Co. Ltd.	49,866	142,586
	Shinih Enterprise Co. Ltd.	17,000	10,180
*	Shining Building Business Co. Ltd.	102,206	32,060
	Shinkong Insurance Co. Ltd.	76,000	156,499
	Shinkong Synthetic Fibers Corp.	339,000	157,526
	Shinkong Textile Co. Ltd.	29,000	39,468
	Shiny Chemical Industrial Co. Ltd.	27,498	106,747
	ShunSin Technology Holding Ltd.	7,000	26,850
*	Shuttle, Inc.	106,000	53,333
	Sigurd Microelectronics Corp.	126,438	232,155
	Silergy Corp.	49,000	437,954
*	Silicon Optronics, Inc.	7,000	19,767
	Silicon Power Computer & Communications, Inc.	21,000	19,800
	Simplo Technology Co. Ltd.	45,000	463,620
	Sinbon Electronics Co. Ltd.	35,000	299,714
	Singatron Enterprise Co. Ltd.	17,000	13,427
	Sinher Technology, Inc.	11,000	11,775
	Sinmag Equipment Corp.	11,000	48,998
	Sinon Corp.	130,000	146,713
	SinoPac Financial Holdings Co. Ltd.	953,490	525,865
	Sinopower Semiconductor, Inc.	5,500	16,365
	Sinphar Pharmaceutical Co. Ltd.	23,000	22,721
	Sinyi Realty, Inc.	47,965	41,904
	Sirtec International Co. Ltd.	25,200	21,914
	Sitronix Technology Corp.	31,000	274,029
	Siward Crystal Technology Co. Ltd.	33,000	30,424
	Soft-World International Corp.	16,000	47,164
	Solar Applied Materials Technology Corp.	151,711	183,046
	Solomon Technology Corp.	28,000	29,141
	Solteam, Inc.	20,264	26,073
	Sonix Technology Co. Ltd.	44,000	67,182
	Speed Tech Corp.	20,000	30,938
	Spirox Corp.	17,000	19,529
	Sporton International, Inc.	29,402	194,089
	Sports Gear Co. Ltd.	23,000	46,856
	St Shine Optical Co. Ltd.	9,000	50,486
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	37,336
	Standard Foods Corp.	88,000	102,531
	Stark Technology, Inc.	18,000	62,650
	Sun Race Sturmey-Archer, Inc.	7,000	6,451
	Sun Yad Construction Co. Ltd.	58,933	18,550
	Sunfun Info Co. Ltd.	3,000	16,537
	Sunjuice Holdings Co. Ltd.	3,000	20,660
	Sunko INK Co. Ltd.	64,750	33,989
	SunMax Biotechnology Co. Ltd.	6,000	35,887
	Sunonwealth Electric Machine Industry Co. Ltd.	40,000	108,009
	Sunplus Innovation Technology, Inc.	6,000	21,944
	Sunplus Technology Co. Ltd.	118,000	110,122
	Sunrex Technology Corp.	28,000	42,789
	Sunspring Metal Corp.	27,540	19,007
	Superior Plating Technology Co. Ltd.	9,000	16,312
	Supreme Electronics Co. Ltd.	209,025	359,063
	Swancor Holding Co. Ltd.	26,000	69,265
	Sweeten Real Estate Development Co. Ltd.	44,303	33,768

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Symtek Automation Asia Co. Ltd.	6,242	$19,170
	Syncmold Enterprise Corp.	22,500	46,522
*	SYNergy ScienTech Corp.	12,000	7,571
	Syngen Biotech Co. Ltd.	4,000	19,655
	Synnex Technology International Corp.	413,000	876,512
	Systex Corp.	50,000	154,884
	T3EX Global Holdings Corp.	29,000	65,379
#	TA Chen Stainless Pipe	666,801	763,446
	Ta Liang Technology Co. Ltd.	11,330	15,770
	Ta Ya Electric Wire & Cable	103,630	102,900
	Tah Hsin Industrial Corp.	12,870	28,178
	TA-I Technology Co. Ltd.	26,750	36,788
*	Tai Tung Communication Co. Ltd.	24,000	12,397
	Taichung Commercial Bank Co. Ltd.	782,122	355,012
	TaiDoc Technology Corp.	20,000	87,972
	Taiflex Scientific Co. Ltd.	40,000	51,329
	Taimide Tech, Inc.	27,000	31,961
	Tainan Enterprises Co. Ltd.	15,000	14,354
	Tai-Saw Technology Co. Ltd.	16,000	13,069
	Taishin Financial Holding Co. Ltd.	1,430,572	763,019
	TaiSol Electronics Co. Ltd.	22,000	40,800
	Taisun Enterprise Co. Ltd.	18,000	11,182
	Taita Chemical Co. Ltd.	83,945	42,802
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	43,628
	Taitien Electronics Co. Ltd.	9,000	7,863
	Taiwan Business Bank	769,475	303,377
	Taiwan Chelic Corp. Ltd.	7,000	12,148
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	27,550
	Taiwan Cooperative Financial Holding Co. Ltd.	528,273	410,239
	Taiwan Fertilizer Co. Ltd.	80,000	146,581
	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	55,168
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	60,011
*	Taiwan Glass Industry Corp.	159,000	89,722
	Taiwan High Speed Rail Corp.	229,000	207,919
	Taiwan Hon Chuan Enterprise Co. Ltd.	60,000	186,396
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	60,896
††	Taiwan Land Development Corp.	134,000	2,076
	Taiwan Mask Corp.	35,000	73,846
	Taiwan Mobile Co. Ltd.	196,000	579,232
	Taiwan PCB Techvest Co. Ltd.	67,000	87,756
	Taiwan Sakura Corp.	29,000	56,908
	Taiwan Sanyo Electric Co. Ltd.	25,000	29,094
	Taiwan Secom Co. Ltd.	59,000	214,896
	Taiwan Semiconductor Co. Ltd.	48,000	116,038
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	84,973	7,334,020
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,223,000	19,974,655
	Taiwan Shin Kong Security Co. Ltd.	66,500	82,038
	Taiwan Styrene Monomer	164,000	78,040
	Taiwan Surface Mounting Technology Corp.	67,000	189,343
	Taiwan Taxi Co. Ltd.	6,615	20,971
*	Taiwan TEA Corp.	162,000	99,142
#	Taiwan Union Technology Corp.	73,000	240,937
	Taiwan-Asia Semiconductor Corp.	55,500	76,990
*	Tatung Co. Ltd.	351,000	389,002
	TCI Co. Ltd.	25,877	138,333
	Te Chang Construction Co. Ltd.	12,000	24,236
	Teco Electric & Machinery Co. Ltd.	339,000	483,860
	Tehmag Foods Corp.	4,400	39,052
#	Tera Autotech Corp.	22,701	19,431

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Test Research, Inc.	36,000	$66,835
	Test Rite International Co. Ltd.	34,000	21,026
*	Tex-Ray Industrial Co. Ltd.	49,000	16,942
	Thinking Electronic Industrial Co. Ltd.	17,000	71,887
#	Ting Sin Co. Ltd.	34,465	12,031
	Tofu Restaurant Co. Ltd.	1,120	8,839
	Ton Yi Industrial Corp.	297,000	144,113
	Tong Hsing Electronic Industries Ltd.	51,857	215,243
	Tong Ming Enterprise Co. Ltd.	10,000	9,757
	Tong Yang Industry Co. Ltd.	61,000	138,380
	Tong-Tai Machine & Tool Co. Ltd.	40,000	21,304
	Top Union Electronics Corp.	20,478	19,536
	Topco Scientific Co. Ltd.	37,040	193,531
	Topco Technologies Corp.	18,000	38,414
	Topkey Corp.	17,000	84,645
	Topoint Technology Co. Ltd.	35,000	28,725
	Toung Loong Textile Manufacturing	23,460	15,703
	TPK Holding Co. Ltd.	89,000	88,217
	Trade-Van Information Services Co.	16,000	32,803
	Transart Graphics Co. Ltd.	6,000	9,389
	Transcend Information, Inc.	59,000	133,810
	Transcom, Inc.	4,400	21,444
	Tsann Kuen Enterprise Co. Ltd.	13,331	15,881
	TSC Auto ID Technology Co. Ltd.	9,128	65,571
	TSRC Corp.	144,000	101,869
	TST Group Holding Ltd.	3,600	14,357
	TTFB Co. Ltd.	3,024	22,101
	TTY Biopharm Co. Ltd.	37,000	95,734
#*	Tul Corp.	12,000	33,727
	Tung Ho Steel Enterprise Corp.	114,270	229,377
	Tung Ho Textile Co. Ltd.	29,000	15,567
	Tung Thih Electronic Co. Ltd.	9,000	36,962
	TURVO International Co. Ltd.	13,000	53,892
	TXC Corp.	80,000	237,247
	TYC Brother Industrial Co. Ltd.	22,000	25,528
*	Tycoons Group Enterprise	72,388	26,299
*	Tyntek Corp.	70,000	38,993
	UDE Corp.	13,000	20,129
	Unic Technology Corp.	41,000	26,266
	Unictron Technologies Corp.	5,000	15,603
	Union Bank of Taiwan	464,693	189,348
	Uni-President Enterprises Corp.	1,314,000	2,756,703
	Unitech Computer Co. Ltd.	37,000	36,923
	Unitech Printed Circuit Board Corp.	151,170	86,638
	United Integrated Services Co. Ltd.	56,000	415,762
	United Orthopedic Corp.	15,000	30,864
	United Radiant Technology	28,000	15,412
#	United Recommend International Co. Ltd.	8,487	22,780
	United Renewable Energy Co. Ltd.	132,571	61,070
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	12,461
	Universal Vision Biotechnology Co. Ltd.	16,257	149,394
	UPC Technology Corp.	327,169	149,312
	Userjoy Technology Co. Ltd.	12,862	30,314
	USI Corp.	326,320	194,229
	Usun Technology Co. Ltd.	9,000	7,935
	U-Tech Media Corp.	34,000	16,068
	Utechzone Co. Ltd.	15,000	32,071
	UVAT Technology Co. Ltd.	8,000	12,187

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Value Valves Co. Ltd.	5,383	$14,973
	Ve Wong Corp.	23,000	30,551
	Ventec International Group Co. Ltd., Class C	18,000	46,968
	VIA Labs, Inc.	3,000	18,773
*	Victory New Materials Ltd. Co.	25,000	8,604
	Viking Tech Corp.	14,000	21,063
	VisEra Technologies Co. Ltd.	6,000	38,093
	Visual Photonics Epitaxy Co. Ltd.	34,000	155,039
	Voltronic Power Technology Corp.	19,915	798,669
	Wafer Works Corp.	16,000	21,590
	Waffer Technology Corp.	24,827	83,388
	Wah Hong Industrial Corp.	13,000	15,534
	Wah Lee Industrial Corp.	43,780	127,585
	Walsin Lihwa Corp.	576,139	613,175
	Walsin Technology Corp.	59,000	191,142
	Wan Hai Lines Ltd.	102,000	145,785
	WEI Chih Steel Industrial Co. Ltd.	27,000	18,838
	Wei Chuan Foods Corp.	65,000	37,131
#	Weikeng Industrial Co. Ltd.	106,945	88,919
	Well Shin Technology Co. Ltd.	16,000	24,021
	WELLELL, Inc.	17,000	14,276
	Wha Yu Industrial Co. Ltd.	18,000	10,319
	Wholetech System Hitech Ltd.	18,000	27,480
	Win Semiconductors Corp.	42,000	188,247
	Winbond Electronics Corp.	810,000	627,686
	Winmate, Inc.	7,000	24,460
	Winstek Semiconductor Co. Ltd.	12,000	31,344
	WinWay Technology Co. Ltd.	5,000	98,895
	Wisdom Marine Lines Co. Ltd.	123,102	158,953
#	Wistron Corp.	463,436	1,292,291
	Wistron Information Technology & Services Corp.	10,659	35,933
	Wistron NeWeb Corp.	84,340	333,185
	Wiwynn Corp.	19,000	900,280
	Wonderful Hi-Tech Co. Ltd.	17,954	16,461
	Wowprime Corp.	13,194	97,470
	WPG Holdings Ltd.	632,400	1,399,392
#	WT Microelectronics Co. Ltd.	166,000	608,977
	WUS Printed Circuit Co. Ltd.	30,780	32,041
*	XAC Automation Corp.	24,000	15,646
	Xxentria Technology Materials Corp.	27,500	60,369
	Ya Horng Electronic Co. Ltd.	8,000	11,989
	Yageo Corp.	45,161	736,284
	Yang Ming Marine Transport Corp.	304,000	396,227
	Yankey Engineering Co. Ltd.	2,607	21,320
	YC INOX Co. Ltd.	55,000	44,565
	YCC Parts Manufacturing Co. Ltd.	13,000	23,743
	Yea Shin International Development Co. Ltd.	80,511	64,048
	Yen Sun Technology Corp.	9,000	10,734
	YFC-Boneagle Electric Co. Ltd.	30,236	24,779
	YFY, Inc.	241,000	221,913
	Yi Jinn Industrial Co. Ltd.	62,000	33,300
	Yieh Phui Enterprise Co. Ltd.	431,843	206,171
	Yonyu Plastics Co. Ltd.	23,000	22,221
	Young Fast Optoelectronics Co. Ltd.	17,000	20,248
	Youngtek Electronics Corp.	28,000	49,467
	Yuanta Financial Holding Co. Ltd.	1,334,635	1,002,734
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	13,896
	Yulon Finance Corp.	120,471	667,342
	Yulon Motor Co. Ltd.	239,990	551,155

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	$45,206
	Yungshin Construction & Development Co. Ltd.	47,000	120,623
	YungShin Global Holding Corp.	46,000	62,799
	Zeng Hsing Industrial Co. Ltd.	9,669	31,930
	Zenitron Corp.	45,000	43,782
	Zero One Technology Co. Ltd.	30,633	57,483
	Zhen Ding Technology Holding Ltd.	162,800	492,216
*	Zinwell Corp.	72,000	52,995
	Zippy Technology Corp.	30,000	42,051
	Zyxel Group Corp.	97,909	165,631

TOTAL TAIWAN			151,906,418

THAILAND — (1.6%)
	AAPICO Hitech PCL, NVDR	34,100	26,565
	Advanced Information Technology PCL, Class F	417,000	50,120
	AEON Thana Sinsap Thailand PCL	29,500	119,830
	After You PCL	38,600	10,095
*	Airports of Thailand PCL	279,300	518,697
*	AJ Plast PCL	70,300	12,518
	Amata Corp. PCL	111,300	73,699
	AP Thailand PCL	1,095,900	329,296
	Asia Plus Group Holdings PCL	545,200	41,562
	Asia Sermkij Leasing PCL, NVDR	39,450	22,281
	Asian Insulators PCL	77,325	9,079
	Asphere Innovations PCL	65,100	12,588
	Bangchak Corp. PCL	524,800	602,295
	Bangkok Bank PCL	62,000	271,684
	Bangkok Chain Hospital PCL	326,000	182,308
	Bangkok Commercial Asset Management PCL	350,600	87,303
	Bangkok Dusit Medical Services PCL, Class F	640,100	471,939
	Bangkok Expressway & Metro PCL	562,000	123,525
*	Bangkok Land PCL	2,786,800	53,499
	Bangkok Life Assurance PCL, NVDR	50,800	32,790
	BCPG PCL	417,200	102,726
	BEC World PCL	319,801	48,047
*	Bound & Beyond PCL	36,000	11,919
	BTS Group Holdings PCL	607,900	126,003
	Bumrungrad Hospital PCL	67,600	489,003
	Business Online PCL	27,800	7,425
	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	57,424
	Carabao Group PCL, Class F	54,700	102,727
	Central Pattana PCL	46,800	81,380
	Central Retail Corp. PCL	129,450	132,358
	CH Karnchang PCL	232,000	140,714
#	Chularat Hospital PCL, Class F	1,803,700	158,578
	CIMB Thai Bank PCL	636,000	10,617
	Com7 PCL, Class F	317,200	236,074
*	Country Group Holdings PCL, Class F	314,000	6,377
	CP ALL PCL	257,700	396,131
	Delta Electronics Thailand PCL	314,000	690,158
*	Demco PCL	210,200	15,088
*	Demco PCL	42,040	0
	Dhipaya Group Holdings PCL	200,400	189,569
	Diamond Building Products PCL	101,400	21,723
	Eastern Polymer Group PCL, Class F	222,600	40,875
	Eastern Water Resources Development & Management PCL, Class F	200,000	23,371
	Ekachai Medical Care PCL	171,445	36,490
	Energy Absolute PCL	191,300	223,540
	Exotic Food PCL, Class F	52,700	45,453

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Forth Corp. PCL	77,600	$48,146
	Fortune Parts Industry PCL, Class F	205,700	13,506
	Frasers Property Thailand PCL	144,800	60,027
*	General Engineering PCL	1,886,200	9,971
	Global Green Chemicals PCL, Class F	67,500	14,836
	Gunkul Engineering PCL	1,718,800	109,032
	Haad Thip PCL	43,200	18,750
	Hana Microelectronics PCL	123,700	179,824
	Home Product Center PCL	807,600	267,384
	Ichitan Group PCL	152,500	64,916
	Index Livingmall PCL	55,400	34,835
	Indorama Ventures PCL	124,100	81,830
	Interlink Communication PCL	112,600	22,243
	IRPC PCL	2,415,700	129,043
*	IT City PCL	44,800	3,839
*	Italian-Thai Development PCL	963,900	33,254
*	Jasmine International PCL	1,075,100	61,618
	Jubilee Enterprise PCL	41,000	20,761
	Kang Yong Electric PCL	1,200	9,482
	Karmarts PCL	224,500	66,209
*	Kaset Thai International Sugar Corp. PCL, Class F	66,700	6,940
	Kasikornbank PCL	23,300	85,246
	KCE Electronics PCL	211,400	298,492
	KGI Securities Thailand PCL	77,500	9,487
	Kiatnakin Phatra Bank PCL	35,800	49,055
	Krung Thai Bank PCL	170,100	88,972
	Krungthai Card PCL	147,400	179,419
	Ladprao General Hospital PCL, Class F	40,000	5,542
	Lalin Property PCL	148,400	34,063
	Land & Houses PCL	1,151,300	241,840
	LH Financial Group PCL	579,700	15,967
*	Loxley PCL	724,500	32,050
	LPN Development PCL	282,400	31,271
*	Master Ad PCL	1,102,400	14,722
	MBK PCL	193,335	86,064
	MC Group PCL	106,000	35,980
*	MDX PCL	107,900	8,946
	Mega Lifesciences PCL	127,700	144,781
	Minor International PCL	42,100	32,797
	MK Restaurants Group PCL	38,600	43,495
	Netbay PCL	24,000	13,488
	Ngern Tid Lor PCL	283,012	151,181
	Noble Development PCL	258,300	24,865
	Northeast Rubber PCL	216,700	27,613
*	Nusasiri PCL	637,300	6,383
	Origin Property PCL, Class F	486,700	121,193
	Plan B Media Pcl, Class F	1,080,172	244,930
	Polyplex Thailand PCL	89,700	24,707
	Praram 9 Hospital PCL	32,600	14,603
	Premier Marketing PCL	111,900	25,840
	Prima Marine PCL	126,800	21,344
*	Principal Capital PCL	118,400	14,297
	Property Perfect PCL	3,068,310	25,610
	Pruksa Holding PCL	297,800	103,568
*	PSG Corp. PCL	952,400	17,224
	PTG Energy PCL	345,100	78,252
	PTT Global Chemical PCL	102,300	98,194
	PTT Oil & Retail Business PCL	182,600	92,970
	Quality Houses PCL	1,881,900	117,283

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	R&B Food Supply PCL	78,200	$23,715
*	Rabbit Holdings PCL, Class F	2,826,600	39,321
*	Raimon Land PCL	716,700	8,973
	Rajthanee Hospital PCL	31,400	22,714
	Ramkhamhaeng Hospital PCL, Class F	24,200	26,932
	Ratchaphruek Hospital PCL, Class F	60,100	10,534
	Ratchthani Leasing PCL	608,537	47,406
	RS PCL	111,320	42,122
*	S Hotels & Resorts PCL	347,400	22,810
	Sabina PCL	24,600	16,700
	Sahamitr Pressure Container PCL	71,900	21,204
	Saha-Union PCL	41,400	34,843
*	Samart Corp. PCL	156,200	18,948
	Sansiri PCL	5,141,200	218,851
	Sappe PCL	28,600	60,673
	SC Asset Corp. PCL	553,900	52,088
	SCB X PCL	74,300	203,618
	SCG Ceramics PCL	248,200	14,916
	SCG Packaging PCL	79,700	79,828
	SCGJWD Logistics PCL	33,300	10,747
*	SEAFCO PCL	227,290	17,580
*	SEN X PCL	360,200	5,612
	Sena Development PCL	228,900	15,030
#	Siam Global House PCL	328,570	144,436
	Siamgas & Petrochemicals PCL	263,500	58,283
	Sikarin PCL, Class F	132,000	38,562
	Singer Thailand PCL	27,800	6,729
	Singha Estate PCL	706,700	17,303
#	Sino-Thai Engineering & Construction PCL	358,300	85,232
	SNC Former PCL	27,900	7,530
	Somboon Advance Technology PCL	40,500	19,944
	SPCG PCL	165,600	59,435
	Sri Trang Agro-Industry PCL	176,700	70,793
	Sri Trang Gloves Thailand PCL	135,600	22,070
	Srisawad Corp. PCL	193,920	223,904
	Srithai Superware PCL	359,200	11,193
	Srivichai Vejvivat PCL	64,300	13,238
	Star Petroleum Refining PCL	583,200	120,072
	Stars Microelectronics Thailand PCL	115,900	15,543
	Supalai PCL	364,000	186,342
*	Super Energy Corp. PCL	6,177,300	73,902
	Susco PCL	321,100	40,380
	SVI PCL	98,100	18,969
	Synnex Thailand PCL	79,800	20,537
*	Syntec Construction PCL	213,300	9,080
	Taokaenoi Food & Marketing PCL, Class F	110,400	31,637
	Thai Nakarin Hospital PCL	18,000	17,528
	Thai Oil PCL	293,265	383,486
	Thai President Foods PCL, Class F	7,500	41,733
	Thai Stanley Electric PCL, Class F	4,600	22,845
	Thai Union Group PCL, Class F	272,600	102,389
	Thai Vegetable Oil PCL	110,310	64,757
	Thai Wah PCL, Class F	70,400	7,874
	Thaicom PCL	155,500	54,079
	Thaitheparos PCL	13,400	14,820
	Thanachart Capital PCL	61,800	84,251
	Thitikorn PCL	37,600	5,544
	Thonburi Healthcare Group PCL	72,100	124,872
	Tipco Asphalt PCL	156,536	81,877

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TIPCO Foods PCL	79,100	$20,137
	Tisco Financial Group PCL	43,500	116,488
	TKS Technologies PCL	86,680	15,917
	TMBThanachart Bank PCL	1,694,940	78,752
	TOA Paint Thailand PCL	208,200	125,120
	Triple i Logistics PCL	74,773	22,052
*	Triton Holding PCL	1,264,900	4,927
	TTCL PCL	66,100	6,841
	TTW PCL	352,100	88,656
	Union Auction PCL	46,200	12,790
*	Unique Engineering & Construction PCL	257,300	19,901
	United Paper PCL	55,100	16,403
	Univentures PCL	150,400	8,620
	Vanachai Group PCL	99,600	10,253
	VGI PCL	1,095,480	58,519
	WHA Corp. PCL	1,695,700	235,891
	WHA Utilities & Power PCL	263,200	26,948
	WICE Logistics PCL	66,000	11,385
	Workpoint Entertainment PCL	54,600	16,102

TOTAL THAILAND			14,575,659

TURKEY — (0.9%)
*	Adese Alisveris Merkezleri Ticaret AS	322,303	22,084
	Agesa Hayat ve Emeklilik AS	15,472	32,178
	Akbank TAS	296,476	308,855
	Alarko Holding AS	33,803	120,899
	Alkim Alkali Kimya AS	38,959	51,607
*	Anadolu Anonim Turk Sigorta Sirketi	51,520	107,167
	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,902	133,594
	Anadolu Hayat Emeklilik AS	28,444	47,192
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS	4,226	33,899
	Arcelik AS	21,239	101,902
	Aselsan Elektronik Sanayi Ve Ticaret AS	81,650	119,239
*	Aydem Yenilenebilir Enerji AS, Class A	56,344	39,303
	Aygaz AS	14,997	72,771
	Bagfas Bandirma Gubre Fabrikalari AS	19,697	23,542
	Bera Holding AS	81,062	48,965
	BIM Birlesik Magazalar AS	50,877	489,297
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	7,848	256,071
	Borusan Yatirim ve Pazarlama AS	1,149	94,395
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	14,817
*	Bursa Cimento Fabrikasi AS	109,372	36,206
	Celebi Hava Servisi AS	558	20,287
	Coca-Cola Icecek AS	11,249	146,342
	Deva Holding AS	8,625	25,242
	Dogan Sirketler Grubu Holding AS	353,461	171,020
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	64,493	28,302
	Dogus Otomotiv Servis ve Ticaret AS	31,184	273,572
	EGE Endustri VE Ticaret AS	224	70,076
	EGE Gubre Sanayii AS	6,480	29,375
Ω	Enerjisa Enerji AS	50,921	87,427
*	Eregli Demir ve Celik Fabrikalari TAS	69,435	92,954
	Escar Turizm Tasimacilik Ticaret AS	5,162	30,988
	Ford Otomotiv Sanayi AS	8,682	241,245
	Galata Wind Enerji AS	28,735	27,205
*	Goodyear Lastikleri TAS	25,809	19,058
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,706	63,563
	GSD Holding AS	354,746	48,024
*	Gubre Fabrikalari TAS	3,802	44,072

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Hektas Ticaret TAS	94,829	$73,581
*	Ihlas Holding AS	242,643	9,001
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	19,609	15,662
	Info Yatirim AS	11,426	7,108
	Is Yatirim Menkul Degerler AS, Class A	180,616	270,067
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	289,664	25,049
	Kontrolmatik Enerji Ve Muhendislik AS	7,555	69,978
*	Konya Cimento Sanayii AS	133	37,033
	Koza Altin Isletmeleri AS	66,468	51,610
*	Koza Anadolu Metal Madencilik Isletmeleri AS	28,783	53,505
	LDR Turizm AS	5,185	29,669
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	30,687
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	30,075	101,387
	Migros Ticaret AS	10,181	121,449
*Ω	MLP Saglik Hizmetleri AS	20,015	108,129
*	NET Holding AS	18,659	13,176
*	Otokar Otomotiv Ve Savunma Sanayi AS	8,785	123,770
*	Oyak Yatirim Menkul Degerler AS	14,467	24,399
*	Peker Gayrimenkul Yatirim Ortakligi AS	38,602	37,312
*	Petkim Petrokimya Holding AS	223,129	155,310
	Polisan Holding AS	30,403	16,108
*	Qua Granite Hayal	112,077	21,836
*	Reysas Tasimacilik ve Lojistik Ticaret AS	32,786	36,158
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,191	82,654
*	Sasa Polyester Sanayi AS	54,535	82,596
	Sekerbank Turk AS	198,514	46,764
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	40,436	75,703
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS	13,008	31,608
	Sok Marketler Ticaret AS	49,406	104,437
*	TAV Havalimanlari Holding AS	39,053	158,166
*	Teknosa Ic Ve Dis Ticaret AS	25,300	28,402
	Tofas Turk Otomobil Fabrikasi AS	26,012	221,160
*	Tumosan Motor ve Traktor Sanayi AS	7,242	24,765
	Turk Traktor ve Ziraat Makineleri AS	6,206	158,712
*	Turkcell Iletisim Hizmetleri AS	166,139	281,742
#	Turkiye Garanti Bankasi AS	88,092	146,432
	Turkiye Is Bankasi AS, Class C	271,155	201,553
	Turkiye Petrol Rafinerileri AS	129,757	650,996
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	151,897
*	Turkiye Vakiflar Bankasi TAO, Class D	186,995	107,819
*	Ulker Biskuvi Sanayi AS	20,543	52,638
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,371	26,840
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	55,134
*	Vestel Elektronik Sanayi ve Ticaret AS	24,219	52,220
	Yapi ve Kredi Bankasi AS	575,429	351,192
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	24,870
*	Zorlu Enerji Elektrik Uretim AS	374,044	69,982

TOTAL TURKEY			8,193,001

UNITED ARAB EMIRATES — (1.8%)
	Abu Dhabi Commercial Bank PJSC	465,031	1,016,223
	Abu Dhabi Islamic Bank PJSC	241,640	677,109
	Abu Dhabi National Hotels	241,680	63,244
	Abu Dhabi National Oil Co. for Distribution PJSC	652,537	596,985
*	Abu Dhabi Ports Co. PJSC	49,108	79,810
	Abu Dhabi Ship Building Co. PJSC	25,197	27,347
	ADNOC Drilling Co. PJSC	397,152	393,652
	Agthia Group PJSC	105,481	127,899
*	Ajman Bank PJSC	223,593	124,765

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	AL Seer Marine Supplies & Equipment Co. LLC	19,853	$43,607
	AL Yah Satellite Communications Co-PJSC-Yah Sat	158,053	109,308
	Aldar Properties PJSC	409,537	580,131
*	Alpha Dhabi Holding PJSC	55,342	284,291
*	Amlak Finance PJSC	203,220	44,024
	Aramex PJSC	219,528	137,657
	Burjeel Holdings PLC	52,991	41,990
*	Deyaar Development PJSC	434,668	69,677
	Dubai Financial Market PJSC	275,048	98,088
	Dubai Investments PJSC	613,041	376,710
	Dubai Islamic Bank PJSC	1,121,247	1,648,445
	Emaar Development PJSC	363,251	613,012
	Emaar Properties PJSC	1,016,930	1,852,626
	Emirates Driving Co.	6,143	43,482
	Emirates Integrated Telecommunications Co. PJSC	189,408	277,391
	Emirates NBD Bank PJSC	449,727	2,076,061
	Emirates Telecommunications Group Co. PJSC	396,526	1,992,926
*	Eshraq Investments PJSC	368,462	43,678
	First Abu Dhabi Bank PJSC	295,060	1,018,738
*	Ghitha Holding PJSC	6,712	70,185
*	Gulf Pharmaceutical Industries PSC	97,181	20,413
*	International Holding Co. PJSC	6,187	673,062
*	Manazel PJSC	301,353	29,713
*	Multiply Group PJSC	614,511	569,411
*	Palms Sports PrJSC	19,447	68,292
*	RAK Properties PJSC	327,426	95,455
	Ras Al Khaimah Ceramics	132,162	87,442
*	Shuaa Capital PSC	265,287	18,873
*	Union Properties PJSC	564,802	50,859

TOTAL UNITED ARAB EMIRATES			16,142,581

UNITED KINGDOM — (0.1%)
#	Anglogold Ashanti PLC	43,874	793,526

UNITED STATES — (0.0%)
	Sempra	1,368	99,780

TOTAL COMMON STOCKS			872,834,259

PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
*	Alpargatas SA	20,041	32,794
	Banco ABC Brasil SA, 6.373%	37,927	140,748
	Banco ABC Brasil SA	1,586	6,257
	Banco Bradesco SA, 7.205%	635,626	1,763,754
	Banco do Estado do Rio Grande do Sul SA Class B, 8.640%	59,900	129,501
	Banco Pan SA, 3.575%	54,700	76,271
*	Braskem SA Class A	14,718	46,912
	Centrais Eletricas Brasileiras SA Class B, 3.885%	13,100	99,905
	Centrais Eletricas de Santa Catarina SA, 9.337%	3,500	43,228
	Cia de Ferro Ligas da Bahia FERBASA, 6.731%	6,700	64,625
	Cia de Saneamento do Parana, 8.566%.	115,531	99,909
	Cia Energetica de Minas Gerais, 9.413%	378,707	881,841
	Cia Energetica do Ceara Class A, 0.771%	2,900	22,973
	Cia Paranaense de Energia, 8.364%	362,909	603,919
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 5.014%	34,600	145,420
	EMAE-Empresa Metropolitana de Aguas e Energia SA, 3.338%	800	9,441
	Eucatex SA Industria e Comercio, 6.424%	27,000	65,870
	Gerdau SA, 14.599%	109,725	473,786

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Grazziotin SA, 8.054%	2,103	$10,678
	Itau Unibanco Holding SA, 5.576%	419,218	2,230,064
	Marcopolo SA, 7.137%	188,554	195,968
	Raizen SA, 6.241%	324,588	233,699
	Randon SA Implementos e Participacoes, 4.690%	56,100	121,397
	Schulz SA, 4.046%	35,856	52,201
	Track & Field Co. SA, 1.546%	15,700	41,385
	Unipar Carbocloro SA Class B, 9.710%	16,510	232,894
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.974%	62,000	81,285

TOTAL BRAZIL			7,906,725

CHILE — (0.1%)
	Embotelladora Andina SA Class B, 8.280%	41,683	84,757
	Sociedad Quimica y Minera de Chile SA Class B, 13.497%	6,492	314,395

TOTAL CHILE			399,152

COLOMBIA — (0.0%)
	Bancolombia SA, 13.000%	2,120	13,597
	Grupo Aval Acciones y Valores SA, 6.302%	542,864	60,670
	Grupo de Inversiones Suramericana SA, 9.625%	26,195	76,434

TOTAL COLOMBIA			150,701

INDIA — (0.0%)
	Sundaram Clayton Ltd.	161	20
*	TVS Holdings Ltd.	160,544	20,065

TOTAL INDIA			20,085

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	1,857

TOTAL PREFERRED STOCK			8,478,520

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	200	91
*	Grupo Casas Bahia SA Warrants 09/19/2024	212,893	1,689
*	Localiza Rent a Car SA Rights 11/10/2023	78	109

TOTAL BRAZIL			1,889

KUWAIT — (0.0%)
*	Gulf Bank KSCP Rights 11/12/202	33,915	701

SOUTH KOREA — (0.0%)
*	Amicogen, Inc. Rights 12/05/2023	508	1,320
*	CosmoAM&T Co. Ltd. Rights 11/07/2023	141	1,733
*	Ecoplastic Corp. Rights 11/07/2023	2,020	2,401
*	Hanwha Ocean Co. Ltd. Rights 11/09/2023	2,235	2,896
*	Medipost Co. Ltd. Rights 11/01/2023	881	705

TOTAL SOUTH KOREA			9,055

TAIWAN — (0.0%)
*	Concord International Securities Co. Ltd. Rights 11/24/2023	2,379	169
*	Farglory F T Z Investment Holding Co. Ltd. Rights	1,227	244
*	Gudeng Precision Industrial Co. Ltd. Rights 11/27/2023	393	436
*	Phoenix Silicon International Corp. Rights	2,697	316
*	Tai Tung Communication Co. Ltd. Rights 11/01/2023	2,385	29

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
TAIWAN — (Continued)
* Winbond Electronics Corp. Rights 11/03/2023	32,563	$2,962

TOTAL TAIWAN		4,156

THAILAND — (0.0%)
* Cal-Comp Electronics Thailand PCL Rights 11/10/2023	1,067,690	594

TOTAL RIGHTS/WARRANTS		16,395

TOTAL INVESTMENT SECURITIES (Cost $887,250,142)		881,329,174

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	1,185,158	13,708,728

TOTAL INVESTMENTS — (100.0%) (Cost $900,958,896)		$895,037,902

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$36,145,728	$493,271	—	$36,638,999
Cayman Islands	50,452	—	—	50,452
Chile	1,087,911	4,331,158	—	5,419,069
China	24,344,747	218,551,328	$415,435	243,311,510
Colombia	921,385	8,344	—	929,729
Czech Republic	—	203,186	—	203,186
Greec	42,454	3,708,965	—	3,751,419
Hong Kong	—	—	1,812	1,812
Hungary	—	1,412,511	—	1,412,511
India	7,801,104	148,468,949	—	156,270,053
Indonesia	217,272	6,602,286	34,287	6,853,845
Kuwait	3,104,781	683,588	—	3,788,369
Malaysia	—	10,508,299	—	10,508,299
Mexico	19,098,525	71,262	—	19,169,787
Peru	679,059	—	—	679,059
Philippines	—	2,695,250	13,293	2,708,543
Poland	—	7,852,250	—	7,852,250
Qatar	—	7,168,883	—	7,168,883
Saudi Arabia	38,970	30,948,605	—	30,987,575
South Africa	1,926,610	19,353,310	—	21,279,920
South Korea	5,541,783	116,468,174	128,067	122,138,024
Taiwan	7,369,268	144,518,726	18,424	151,906,418
Thailand	13,221,450	1,354,209	—	14,575,659
Turkey	—	8,193,001	—	8,193,001
United Arab Emirates	—	16,142,581	—	16,142,581
United Kingdom	471,136	322,390	—	793,526
United States	—	99,780	—	99,780
Preferred Stocks
Brazil	7,906,725	—	—	7,906,725
Chile	—	399,152	—	399,152
Colombia	150,701	—	—	150,701
India	—	20,085	—	20,085
Philippines	—	1,857	—	1,857

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Brazil	—	$1,889	—	$1,889
Kuwait	—	701	—	701
South Korea	—	9,055	—	9,055
Taiwan	—	4,156	—	4,156
Thailand	—	594	—	594
Securities Lending Collateral	—	13,708,728	—	13,708,728

TOTAL	$130,120,061	$764,306,523	$611,318^	$895,037,902

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (3.1%)
#*	Advantage Solutions, Inc.	18,448	$42,430
*	AMC Networks, Inc., Class A	14,134	166,781
#*	Angi, Inc.	18,901	30,431
	ATN International, Inc.	8,597	266,077
*	Bandwidth, Inc., Class A	9,094	96,487
#*	Boston Omaha Corp., Class A	13,679	194,652
*	Bumble, Inc., Class A	18,717	251,557
	Cable One, Inc.	374	205,651
*	Cargurus, Inc.	16,795	289,378
*	Cars.com, Inc.	21,453	326,729
*	comScore, Inc.	43,063	27,556
*	Consolidated Communications Holdings, Inc.	31,699	132,185
*	Cumulus Media, Inc., Class A	5,163	23,285
*	Daily Journal Corp.	333	96,866
*	DHI Group, Inc.	22,706	62,214
#*	DISH Network Corp., Class A	9,862	48,324
*	EchoStar Corp., Class A	18,859	261,386
	Entravision Communications Corp., Class A	31,641	113,275
*	EW Scripps Co., Class A	33,487	183,174
*	FG Group Holdings, Inc.	3,604	5,045
*	Fluent, Inc.	3,224	1,577
#*	Frontier Communications Parent, Inc.	19,475	348,992
*	Gaia, Inc.	2,866	7,738
#*	Gannett Co., Inc.	53,551	125,309
*»	GCI Liberty, Inc.	584	528
	Gray Television, Inc.	44,532	290,349
*	iHeartMedia, Inc., Class A	5,317	12,495
*	Integral Ad Science Holding Corp.	29,603	339,842
	John Wiley & Sons, Inc., Class A	14,933	452,022
*	Liberty Latin America Ltd., Class A	18,962	129,511
*	Liberty Latin America Ltd., Class C	73,797	505,509
	Liberty Media Corp.-Liberty Live, Class A	805	25,148
*	Liberty Media Corp.-Liberty Live, Class C	1,864	59,406
	Liberty Media Corp.-Liberty SiriusXM, Class A	3,221	78,882
*	Liberty Media Corp.-Liberty SiriusXM, Class C	7,457	183,069
#*	Lions Gate Entertainment Corp., Class A	27,556	216,590
*	Lions Gate Entertainment Corp., Class B	58,278	434,754
#*	Lumen Technologies, Inc.	105,160	153,534
*	Madison Square Garden Entertainment Corp.	8,035	244,907
#*	Magnite, Inc.	58,244	386,740
*	Marchex, Inc., Class B	494	647
#	Marcus Corp.	12,889	200,295
	News Corp., Class A	94,600	1,956,328
#	News Corp., Class B	46,938	1,006,351
	Nexstar Media Group, Inc.	10,495	1,470,140
#*	Nextdoor Holdings, Inc.	5,753	10,470
	Paramount Global, Class A	1,850	25,715
	Paramount Global, Class B	20,538	223,453
*	Playstudios, Inc.	12,335	34,908
*	PubMatic, Inc., Class A	8,725	98,331
*	QuinStreet, Inc.	17,191	194,430
#*	Reading International, Inc., Class A	5,626	10,352
	Saga Communications, Inc., Class A	2,918	56,609
	Scholastic Corp.	15,350	566,415
#	Shenandoah Telecommunications Co.	22,972	543,518

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Sinclair, Inc.	20,038	$217,813
#*	Sphere Entertainment Co.	8,035	264,432
	Spok Holdings, Inc.	6,453	96,214
	TEGNA, Inc.	41,175	597,449
	Telephone & Data Systems, Inc.	47,719	868,009
*	Thryv Holdings, Inc.	10,781	187,913
*	TripAdvisor, Inc.	16,881	249,164
*	TrueCar, Inc.	45,030	82,405
*	U.S. Cellular Corp.	20,954	880,697
*	Urban One, Inc.	7,214	38,306
*	Urban One, Inc.	2,835	15,394
*	Vimeo, Inc.	10,488	32,303
*	WideOpenWest, Inc.	20,225	142,384
*	Yelp, Inc.	4,318	182,176
*	Ziff Davis, Inc.	2,675	161,731

TOTAL COMMUNICATION SERVICES			17,234,737

CONSUMER DISCRETIONARY — (14.4%)
*	1-800-Flowers.com, Inc., Class A	15,632	117,396
#*	1stdibs.com, Inc.	8,976	37,789
#*	2U, Inc.	17,516	37,134
	Aaron’s Co., Inc.	16,590	122,932
#*	Abercrombie & Fitch Co., Class A	24,766	1,506,268
	Academy Sports & Outdoors, Inc.	27,579	1,236,642
*	Adient PLC	30,499	1,027,511
#	ADT, Inc.	67,118	379,888
*	Adtalem Global Education, Inc.	21,623	1,120,071
*	American Axle & Manufacturing Holdings, Inc.	58,417	394,315
	American Eagle Outfitters, Inc.	72,825	1,272,253
*	American Outdoor Brands, Inc.	6,121	54,354
*	American Public Education, Inc.	10,026	41,808
#*	America’s Car-Mart, Inc.	3,267	218,824
*	AMMO, Inc.	8,130	23,658
	Ark Restaurants Corp.	411	6,313
*	Asbury Automotive Group, Inc.	5,346	1,023,064
#*	Aterian, Inc.	5,055	1,391
	Autoliv, Inc.	5,207	477,222
*	AutoNation, Inc.	4,568	594,205
*	Bally’s Corp.	1,772	16,161
*	Barnes & Noble Education, Inc.	19,903	20,301
	Bassett Furniture Industries, Inc.	5,100	78,489
*	Beazer Homes USA, Inc.	14,967	362,052
	Big 5 Sporting Goods Corp.	7,076	49,957
	Big Lots, Inc.	13,098	59,727
*	Biglari Holdings, Inc., Class A	30	22,043
#*	Biglari Holdings, Inc., Class B	863	127,525
*	BJ’s Restaurants, Inc.	11,810	303,753
*	Boot Barn Holdings, Inc.	4,139	287,660
	BorgWarner, Inc.	70,277	2,593,221
	Brunswick Corp.	8,979	623,771
#	Caleres, Inc.	13,403	342,849
*	Capri Holdings Ltd.	19,485	997,242
*	CarParts.com, Inc.	12,410	35,120
	Carriage Services, Inc.	2,131	46,030
*	Carrols Restaurant Group, Inc.	20,081	115,466
	Cato Corp., Class A	9,508	67,792
*	Cavco Industries, Inc.	2,709	675,923
*	Century Casinos, Inc.	4,358	19,088
	Century Communities, Inc.	13,543	832,894

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Chegg, Inc.	24,710	$186,066
*	Chico’s FAS, Inc.	39,956	298,871
*	Chuy’s Holdings, Inc.	8,671	291,866
#*	Citi Trends, Inc.	3,912	94,279
#	Clarus Corp.	9,871	57,153
*	Conn’s, Inc.	12,692	37,441
*	Container Store Group, Inc.	24,013	44,424
#*	Cooper-Standard Holdings, Inc.	4,792	59,517
	Crown Crafts, Inc.	1,600	6,736
*	Culp, Inc.	4,293	23,483
	Dana, Inc.	56,109	644,131
#*	Delta Apparel, Inc.	3,432	28,726
#	Designer Brands, Inc., Class A	28,202	285,122
#*	Destination XL Group, Inc.	15,587	64,842
#	Dillard’s, Inc., Class A	2,678	831,385
*	Dorman Products, Inc.	6,093	378,863
*	Duluth Holdings, Inc., Class B	12,388	62,312
*	El Pollo Loco Holdings, Inc.	18,381	153,481
	Escalade, Inc.	3,057	52,091
#	Ethan Allen Interiors, Inc.	12,381	325,125
#*	First Watch Restaurant Group, Inc.	2,266	37,865
#	Flexsteel Industries, Inc.	2,476	47,812
#	Foot Locker, Inc.	35,299	740,926
*	Fossil Group, Inc.	27,224	42,469
#*	Full House Resorts, Inc.	657	2,464
#*	Funko, Inc., Class A	4,113	31,711
#	Gap, Inc.	112,981	1,446,157
*	Genesco, Inc.	6,619	181,427
*	Gentherm, Inc.	480	19,306
*	G-III Apparel Group Ltd.	23,594	602,827
*	Goodyear Tire & Rubber Co.	102,419	1,218,786
#*	GoPro, Inc., Class A	54,312	136,323
	Graham Holdings Co., Class B	1,508	872,710
*	Green Brick Partners, Inc.	11,839	458,169
	Group 1 Automotive, Inc.	6,044	1,525,083
#*	GrowGeneration Corp.	22,304	45,500
	Guess?, Inc.	16,277	349,955
	Hamilton Beach Brands Holding Co., Class A	1,500	18,480
	Harley-Davidson, Inc.	23,832	639,889
#	Haverty Furniture Cos., Inc.	7,037	183,314
#*	Helen of Troy Ltd.	8,103	796,687
#	Hibbett, Inc.	6,023	277,480
#*	Hilton Grand Vacations, Inc.	12,930	464,833
	Hooker Furnishings Corp.	6,091	101,842
*	Hovnanian Enterprises, Inc., Class A	1,025	71,217
#*	JAKKS Pacific, Inc.	779	13,064
	Johnson Outdoors, Inc., Class A	4,868	231,473
	KB Home	26,839	1,186,284
#	Kohl’s Corp.	40,192	906,330
	Lakeland Industries, Inc.	3,668	53,589
*	Lands’ End, Inc.	17,827	111,954
*	Landsea Homes Corp.	6,866	51,083
*	Latham Group, Inc.	4,482	10,264
	Laureate Education, Inc.	46,223	653,593
	La-Z-Boy, Inc.	19,420	567,841
#*	Lazydays Holdings, Inc.	4,239	26,748
#	LCI Industries	6,814	739,251
	Lear Corp.	7,513	974,887
#*	Legacy Housing Corp.	6,720	124,387

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Leggett & Platt, Inc.	16,408	$384,439
#	Levi Strauss & Co., Class A	4,777	65,302
*	LGI Homes, Inc.	8,812	832,822
#*	Life Time Group Holdings, Inc.	30,021	354,848
	Lifetime Brands, Inc.	10,226	54,607
#*	Lincoln Educational Services Corp.	11,266	96,324
	Lithia Motors, Inc.	6,322	1,531,252
#*	LL Flooring Holdings, Inc.	15,552	50,388
#*	Lovesac Co.	4,732	77,889
*	M/I Homes, Inc.	5,985	491,189
#	Macy’s, Inc.	92,027	1,120,889
*	Malibu Boats, Inc., Class A	5,275	230,095
#*	MarineMax, Inc.	10,455	286,258
	Marriott Vacations Worldwide Corp.	11,378	1,022,427
*	MasterCraft Boat Holdings, Inc.	642	13,122
	MDC Holdings, Inc.	28,614	1,085,901
	Meritage Homes Corp.	9,691	1,104,968
#*	Mister Car Wash, Inc.	3,962	20,602
*	Modine Manufacturing Co.	26,018	1,027,711
*	Mohawk Industries, Inc.	23,257	1,869,398
	Monarch Casino & Resort, Inc.	777	46,768
#	Monro, Inc.	10,221	253,685
*	Motorcar Parts of America, Inc.	9,753	70,417
#	Movado Group, Inc.	8,389	233,718
*	National Vision Holdings, Inc.	24,768	384,895
	Newell Brands, Inc.	93,232	626,519
*	ODP Corp.	17,666	793,557
*	OneSpaWorld Holdings Ltd.	4,654	48,774
#*	OneWater Marine, Inc., Class A	2,485	56,236
#*	Overstock.com, Inc.	12,440	194,064
#	Oxford Industries, Inc.	3,133	264,425
	Patrick Industries, Inc.	8,080	607,212
#*	Penn Entertainment, Inc.	29,515	582,331
#	Penske Automotive Group, Inc.	18,053	2,583,023
	Perdoceo Education Corp.	33,930	613,794
#*	Petco Health & Wellness Co., Inc., Class A	34,825	120,494
	PetMed Express, Inc.	5,743	39,569
	Phinia, Inc.	14,055	363,743
*	Playa Hotels & Resorts NV	53,362	385,807
	PulteGroup, Inc.	49,623	3,651,757
	PVH Corp.	22,634	1,682,838
#	RCI Hospitality Holdings, Inc.	2,105	114,744
#	Rocky Brands, Inc.	3,792	46,566
#	Shoe Carnival, Inc.	14,057	321,624
#	Signet Jewelers Ltd.	17,468	1,219,790
*	Skechers USA, Inc., Class A	5,673	273,552
*	Skyline Champion Corp.	828	48,546
	Smith & Wesson Brands, Inc.	23,502	346,184
#*	Solid Power, Inc.	14,592	19,261
*	Solo Brands, Inc., Class A	14,521	55,906
#	Sonic Automotive, Inc., Class A	11,603	555,204
#*	Sonos, Inc.	21,154	228,040
#*	Sportsman’s Warehouse Holdings, Inc.	19,768	100,619
	Standard Motor Products, Inc.	10,327	360,722
	Steven Madden Ltd.	4,146	135,947
*	Stitch Fix, Inc., Class A	26,362	86,467
*	Stoneridge, Inc.	9,477	154,191
	Strategic Education, Inc.	9,212	758,240
*	Strattec Security Corp.	1,214	27,618

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stride, Inc.	13,053	$717,654
	Superior Group of Cos., Inc.	6,372	50,976
*	Taylor Morrison Home Corp.	47,063	1,803,454
#	Thor Industries, Inc.	15,959	1,403,275
#*	Tile Shop Holdings, Inc.	9,323	51,183
#*	Tilly’s, Inc., Class A	10,706	86,719
	Toll Brothers, Inc.	42,098	2,976,750
#*	Topgolf Callaway Brands Corp.	56,286	687,815
*	Traeger, Inc.	10,933	28,754
*	Tri Pointe Homes, Inc.	47,957	1,201,802
*	Under Armour, Inc., Class A	56,562	387,450
*	Under Armour, Inc., Class C	57,855	372,008
*	Unifi, Inc.	9,361	62,906
*	Universal Electronics, Inc.	7,047	55,319
*	Universal Technical Institute, Inc.	17,449	152,330
	Upbound Group, Inc.	15,210	396,373
*	Urban Outfitters, Inc.	36,902	1,277,547
*	Vera Bradley, Inc.	15,150	110,898
#*	Vista Outdoor, Inc.	24,282	609,964
*	VOXX International Corp.	10,845	99,449
	Weyco Group, Inc.	4,829	139,655
	Winnebago Industries, Inc.	14,933	865,367
*	Zumiez, Inc.	9,329	153,275

TOTAL CONSUMER DISCRETIONARY			81,128,197

CONSUMER STAPLES — (3.7%)
	Alico, Inc.	4,231	103,406
#	Andersons, Inc.	17,271	865,795
	B&G Foods, Inc.	4,873	39,325
*	BellRing Brands, Inc.	21,842	955,151
	Calavo Growers, Inc.	3,701	93,783
	Cal-Maine Foods, Inc.	16,522	748,612
#*	Central Garden & Pet Co.	4,869	212,434
*	Central Garden & Pet Co., Class A	15,344	609,003
#*	Chefs’ Warehouse, Inc.	15,774	300,179
*	Darling Ingredients, Inc.	2,058	91,149
*	Duckhorn Portfolio, Inc.	37,835	394,619
	Edgewell Personal Care Co.	19,405	677,234
#*	Farmer Bros Co.	6,541	16,483
	Fresh Del Monte Produce, Inc.	24,306	607,650
*	Grocery Outlet Holding Corp.	25,010	692,027
*	Hain Celestial Group, Inc.	27,223	300,814
#*	Honest Co., Inc.	29,313	34,003
*	Hostess Brands, Inc.	45,179	1,508,979
	Ingles Markets, Inc., Class A	7,277	583,761
	Ingredion, Inc.	12,211	1,142,705
	Lifevantage Corp.	3,000	22,530
	Limoneira Co.	8,439	120,593
#	MGP Ingredients, Inc.	2,425	229,550
#*	Mission Produce, Inc.	6,419	60,403
*	Natural Alternatives International, Inc.	1,808	10,938
	Natural Grocers by Vitamin Cottage, Inc., Class C	9,245	116,210
*	Nature’s Sunshine Products, Inc.	7,774	139,155
	Nu Skin Enterprises, Inc., Class A	11,695	222,088
	Oil-Dri Corp. of America	2,382	136,441
*	Performance Food Group Co.	3,147	181,771
*	Pilgrim’s Pride Corp.	18,211	464,380
*	Post Holdings, Inc.	20,034	1,608,330
	PriceSmart, Inc.	8,102	506,294

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Seaboard Corp.	262	$918,821
*	Seneca Foods Corp., Class A	2,914	159,250
*	Simply Good Foods Co.	17,580	655,558
	SpartanNash Co.	17,893	402,414
	Spectrum Brands Holdings, Inc.	13,791	1,038,738
*	TreeHouse Foods, Inc.	22,996	958,703
*	U.S. Foods Holding Corp.	25,415	989,660
*	United Natural Foods, Inc.	24,213	353,026
	Universal Corp.	12,925	581,625
*	USANA Health Sciences, Inc.	2,967	135,147
	Utz Brands, Inc.	6,704	81,722
#	Village Super Market, Inc., Class A	5,138	125,727
*	Vital Farms, Inc.	2,259	24,985
#	Weis Markets, Inc.	12,183	793,113
*	Whole Earth Brands, Inc.	18,679	66,124
*	Willamette Valley Vineyards, Inc.	206	1,092

TOTAL CONSUMER STAPLES			21,081,500

ENERGY — (9.7%)
	Adams Resources & Energy, Inc.	489	15,570
*	Amplify Energy Corp.	8,588	59,687
	Antero Midstream Corp.	37,556	463,441
#*	Antero Resources Corp.	64,628	1,902,648
	Archrock, Inc.	78,720	997,382
	Ardmore Shipping Corp.	20,003	265,840
	Berry Corp.	32,889	274,623
*	Bristow Group, Inc.	11,116	290,572
	California Resources Corp.	24,603	1,293,872
*	Callon Petroleum Co.	23,220	867,267
#	Chesapeake Energy Corp.	6,075	522,936
#	Chord Energy Corp.	2,238	369,986
	Civitas Resources, Inc.	2,403	181,258
*	Clean Energy Fuels Corp.	91,436	319,112
#*	CNX Resources Corp.	76,891	1,670,073
#	Comstock Resources, Inc.	51,574	649,832
	CONSOL Energy, Inc.	11,783	1,082,740
	Crescent Energy Co., Class A	4,520	55,054
	Delek U.S. Holdings, Inc.	28,103	740,514
*	Denbury, Inc.	3,916	348,093
	DHT Holdings, Inc.	80,340	893,381
*	DMC Global, Inc.	3,116	59,048
	Dorian LPG Ltd.	19,585	626,132
#*	Dril-Quip, Inc.	16,738	362,545
#*	DT Midstream, Inc.	15,402	831,246
*	Earthstone Energy, Inc., Class A	10,982	232,489
	Epsilon Energy Ltd.	6,821	38,948
	Equitrans Midstream Corp.	46,831	415,391
#	Evolution Petroleum Corp.	9,410	60,506
*	Expro Group Holdings NV	15,033	236,770
*	Forum Energy Technologies, Inc.	4,078	88,778
*	Geospace Technologies Corp.	4,922	59,015
#*	Green Plains, Inc.	14,161	416,050
*	Gulf Island Fabrication, Inc.	6,655	26,221
*	Gulfport Energy Corp.	1,769	218,666
#*	Hallador Energy Co.	13,940	194,881
*	Helix Energy Solutions Group, Inc.	74,063	725,817
	Helmerich & Payne, Inc.	33,721	1,334,340
	HF Sinclair Corp.	51,448	2,849,190
#*	Independence Contract Drilling, Inc.	257	686

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	International Seaways, Inc.	18,014	$866,293
	Liberty Energy, Inc.	63,928	1,259,382
#	Magnolia Oil & Gas Corp., Class A	20,772	466,331
#*	Mammoth Energy Services, Inc.	9,096	36,839
	Matador Resources Co.	37,489	2,312,696
	Murphy Oil Corp.	60,093	2,696,373
#*	Nabors Industries Ltd.	1,468	143,336
	NACCO Industries, Inc., Class A	3,182	109,938
*»	National Energy Services Reunited Corp.	35,732	201,886
*	Natural Gas Services Group, Inc.	5,881	86,333
*	Newpark Resources, Inc.	42,501	294,107
	Noble Corp. PLC	1,585	74,004
#	Nordic American Tankers Ltd.	96,807	444,344
	Northern Oil & Gas, Inc.	5,615	215,279
	NOV, Inc.	26,818	535,287
*	Oil States International, Inc.	30,831	223,833
*	Overseas Shipholding Group, Inc., Class A	37,917	185,414
	Ovintiv, Inc.	4,326	207,648
*	Par Pacific Holdings, Inc.	12,866	422,262
	Patterson-UTI Energy, Inc.	119,341	1,515,631
	PBF Energy, Inc., Class A	41,854	1,989,321
#	Peabody Energy Corp.	46,216	1,090,235
#	Permian Resources Corp.	57,622	839,553
#	PHX Minerals, Inc.	15,007	51,924
#*	PrimeEnergy Resources Corp.	646	69,070
*	ProPetro Holding Corp.	44,914	470,699
#	Range Resources Corp.	35,674	1,278,556
	Ranger Energy Services, Inc.	1,381	16,033
*	REX American Resources Corp.	7,830	297,618
	Riley Exploration Permian, Inc.	454	14,369
#	RPC, Inc.	60,204	500,897
	SandRidge Energy, Inc.	16,894	267,770
	Scorpio Tankers, Inc.	21,314	1,196,781
*	SEACOR Marine Holdings, Inc.	10,107	140,083
*	Seadrill Ltd.	6,064	239,649
	Select Water Solutions, Inc., Class A	42,441	315,761
	SFL Corp. Ltd.	55,132	598,734
*	SilverBow Resources, Inc.	2,442	83,272
#	Sitio Royalties Corp., Class A	1,767	43,680
	SM Energy Co.	40,493	1,632,678
*	Smart Sand, Inc.	3,473	7,189
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	98,739
*	Southwestern Energy Co.	81,866	583,705
*	Talos Energy, Inc.	37,436	580,258
	TechnipFMC PLC.	117,711	2,533,141
*	Teekay Corp.	31,646	222,471
	Teekay Tankers Ltd., Class A	14,514	721,346
*	Tidewater, Inc.	16,479	1,126,340
#*	Transocean Ltd.	261,406	1,730,508
*	U.S. Silica Holdings, Inc.	35,730	431,261
*	Vital Energy, Inc.	3,994	199,860
	Vitesse Energy, Inc.	6,443	152,635
	World Kinect Corp.	30,874	571,169

TOTAL ENERGY			54,433,121

FINANCIALS — (23.7%)
	1st Source Corp.	10,144	462,769
#*	Acacia Research Corp.	4,296	15,423
	ACNB Corp.	2,594	89,260

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Alerus Financial Corp.	5,609	$97,092
	Ally Financial, Inc.	31,738	767,742
	Amalgamated Financial Corp.	9,416	171,748
#	A-Mark Precious Metals, Inc.	11,160	302,213
*	Ambac Financial Group, Inc.	22,313	270,657
	Amerant Bancorp, Inc.	11,899	216,919
*	American Equity Investment Life Holding Co.	39,094	2,070,418
	American National Bankshares, Inc.	5,388	205,606
	Ameris Bancorp	28,997	1,081,588
	AmeriServ Financial, Inc.	6,300	16,065
#	Ames National Corp.	4,229	71,555
	Argo Group International Holdings Ltd.	4,152	123,896
#	Arrow Financial Corp.	9,060	193,069
*	AssetMark Financial Holdings, Inc.	14,496	346,599
	Associated Banc- Corp.	63,072	1,022,397
	Associated Capital Group, Inc., Class A	738	24,826
	Assured Guaranty Ltd.	28,997	1,809,413
#	Atlantic Union Bankshares Corp.	28,980	834,914
*	Atlanticus Holdings Corp.	4,170	122,014
	Auburn National BanCorp, Inc.	44	924
*	Avantax, Inc.	10,893	281,148
	Axis Capital Holdings Ltd.	27,758	1,584,982
*	Axos Financial, Inc.	22,189	799,470
#	Banc of California, Inc.	26,827	300,731
#	Bank of Marin Bancorp	8,173	137,306
	Bank of NT Butterfield & Son Ltd.	8,768	221,480
#	Bank OZK	42,165	1,509,929
	BankFinancial Corp.	6,411	53,852
	BankUnited, Inc.	27,715	604,464
	Bankwell Financial Group, Inc.	2,846	69,642
	Banner Corp.	15,059	635,640
	Bar Harbor Bankshares	7,076	177,042
	BayCom Corp.	6,236	123,473
	BCB Bancorp, Inc.	8,990	92,417
	Berkshire Hills Bancorp, Inc.	22,664	444,441
#*	Blue Foundry Bancorp	10,401	78,528
#	Blue Ridge Bankshares, Inc.	2,036	6,413
#*	BM Technologies, Inc.	2,712	6,373
	BOK Financial Corp.	17,980	1,178,050
	Bread Financial Holdings, Inc.	19,436	525,355
*	Bridgewater Bancshares, Inc.	8,639	83,194
*	Brighthouse Financial, Inc.	25,341	1,147,947
	Brookline Bancorp, Inc.	41,172	335,140
	Business First Bancshares, Inc.	8,569	167,438
	Byline Bancorp, Inc.	15,732	298,436
	C&F Financial Corp.	703	37,020
	Cadence Bank	61,088	1,293,844
*	California BanCorp	616	12,610
#	Cambridge Bancorp	1,721	92,435
	Camden National Corp.	7,436	216,834
*	Cannae Holdings, Inc.	5,208	85,151
	Capital Bancorp, Inc.	2,951	60,318
	Capital City Bank Group, Inc.	8,430	240,845
#	Capitol Federal Financial, Inc.	66,433	345,452
	Capstar Financial Holdings, Inc.	11,032	167,466
*	Carter Bankshares, Inc.	9,177	103,333
	Cathay General Bancorp	26,656	903,905
	Central Pacific Financial Corp.	13,002	205,172
	Central Valley Community Bancorp	5,434	85,694

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	1,262	$52,095
#	Citizens & Northern Corp.	7,327	132,619
	Citizens Community Bancorp, Inc.	2,054	18,116
	Civista Bancshares, Inc.	7,147	104,203
	CNA Financial Corp.	739	29,856
#	CNB Financial Corp.	10,280	186,890
	CNO Financial Group, Inc.	28,926	670,505
*	Coastal Financial Corp.	397	14,756
	Codorus Valley Bancorp, Inc.	2,077	40,751
	Colony Bankcorp, Inc.	7,665	76,267
	Columbia Banking System, Inc.	20,945	411,988
#*	Columbia Financial, Inc.	12,433	200,171
	Comerica, Inc.	29,848	1,176,011
	Community Bank System, Inc.	13,954	557,462
	Community Trust Bancorp, Inc.	9,389	352,651
	ConnectOne Bancorp, Inc.	19,709	321,060
#*	Consumer Portfolio Services, Inc.	9,697	89,697
#*	CrossFirst Bankshares, Inc.	19,184	202,967
*	Customers Bancorp, Inc.	16,446	661,294
#	CVB Financial Corp.	24,423	381,487
	Dime Community Bancshares, Inc.	16,451	302,534
	Donegal Group, Inc., Class A	12,902	182,176
	Donegal Group, Inc., Class B	592	7,761
	Eagle Bancorp Montana, Inc.	600	7,014
	Eagle Bancorp, Inc.	13,263	258,363
	East West Bancorp, Inc.	2,170	116,355
	Eastern Bankshares, Inc.	35,471	390,536
*	eHealth, Inc.	13,788	118,301
	Employers Holdings, Inc.	12,740	484,120
	Enact Holdings, Inc.	9,720	267,883
*	Encore Capital Group, Inc.	11,918	449,070
*	Enova International, Inc.	15,341	611,799
*	Enstar Group Ltd.	5,609	1,329,165
	Enterprise Bancorp, Inc.	3,156	83,034
	Enterprise Financial Services Corp.	13,532	470,508
	Equity Bancshares, Inc., Class A	8,360	202,312
	Esquire Financial Holdings, Inc.	387	17,725
#	ESSA Bancorp, Inc.	1,308	21,778
	Essent Group Ltd.	26,520	1,252,805
#	Evans Bancorp, Inc.	1,804	44,595
#*	EZCORP, Inc., Class A	26,696	218,907
#	F&G Annuities & Life, Inc.	697	21,391
#	Farmers & Merchants Bancorp, Inc.	600	10,452
	Farmers National Banc Corp.	13,132	148,260
	FB Financial Corp.	15,963	468,833
	Federal Agricultural Mortgage Corp., Class C	2,668	396,358
	Fidelity National Financial, Inc.	8,767	342,702
	Financial Institutions, Inc.	8,034	127,259
	First American Financial Corp.	29,130	1,498,447
#	First Bancorp	16,179	469,515
	First BanCorp.	62,274	831,358
	First Bancorp, Inc.	4,291	100,538
	First Bancshares, Inc.	9,114	220,741
	First Bank	5,276	58,353
	First Busey Corp.	23,908	474,813
	First Business Financial Services, Inc.	3,548	108,924
	First Citizens BancShares, Inc., Class A	1,076	1,485,676
	First Commonwealth Financial Corp.	42,168	513,606
	First Community Bankshares, Inc.	8,793	287,091

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bancorp	39,175	$724,737
	First Financial Corp.	4,232	145,623
	First Financial Northwest, Inc.	2,949	31,967
#	First Foundation, Inc.	26,477	120,206
	First Hawaiian, Inc.	43,460	779,238
	First Horizon Corp.	138,417	1,487,983
	First Internet Bancorp	4,583	75,024
	First Interstate BancSystem, Inc., Class A	32,910	759,234
	First Merchants Corp.	23,447	640,338
	First Mid Bancshares, Inc.	7,039	192,305
	First Northwest Bancorp	2,324	30,189
	First of Long Island Corp.	12,576	135,066
*	First Western Financial, Inc.	2,882	38,532
	Flushing Financial Corp.	15,758	194,454
	FNB Corp.	120,119	1,284,072
	FS Bancorp, Inc.	3,495	100,901
#	Fulton Financial Corp.	66,682	866,199
*	FVCBankcorp, Inc.	2,378	25,968
*	Genworth Financial, Inc., Class A	173,602	1,039,876
	German American Bancorp, Inc.	5,309	145,095
#*	GoHealth, Inc., Class A	897	12,594
	Great Southern Bancorp, Inc.	6,383	317,363
*	Green Dot Corp., Class A	25,181	281,524
*	Greenlight Capital Re Ltd., Class A	15,670	174,721
	Guaranty Bancshares, Inc.	3,726	106,303
#*	Hallmark Financial Services, Inc.	506	972
	Hancock Whitney Corp.	29,719	1,023,225
	Hanmi Financial Corp.	13,939	204,625
	HarborOne Bancorp, Inc.	24,706	243,107
	HBT Financial, Inc.	1,424	25,632
	Heartland Financial USA, Inc.	14,610	400,314
	Heritage Commerce Corp.	32,102	262,594
	Heritage Financial Corp.	17,265	280,902
*	Heritage Insurance Holdings, Inc.	11,019	65,122
	Hilltop Holdings, Inc.	21,057	581,594
#	Hingham Institution For Savings The	766	113,812
	HMN Financial, Inc.	750	13,650
	Home Bancorp, Inc.	3,022	103,564
	Home BancShares, Inc.	46,022	941,150
	HomeStreet, Inc.	8,369	40,422
	HomeTrust Bancshares, Inc.	4,946	101,937
	Hope Bancorp, Inc.	56,283	493,039
	Horace Mann Educators Corp.	18,738	594,557
	Horizon Bancorp, Inc.	21,774	206,635
	Independent Bank Corp.	11,250	549,000
	Independent Bank Corp.	10,136	202,213
	Independent Bank Group, Inc.	19,442	687,275
	International Bancshares Corp.	19,991	876,206
	Invesco Ltd.	113,654	1,474,092
	Investar Holding Corp.	701	6,645
	Investors Title Co.	618	88,875
#	Jackson Financial, Inc., Class A	26,993	990,913
	James River Group Holdings Ltd.	15,764	216,755
	Janus Henderson Group PLC	51,650	1,191,565
	Jefferies Financial Group, Inc.	53,150	1,710,367
	Kearny Financial Corp.	35,145	243,906
	Kemper Corp.	22,977	916,323
	Kentucky First Federal Bancorp	120	535
*	Kingstone Cos., Inc.	2,182	4,233

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Lakeland Bancorp, Inc.	25,471	$287,313
	Lakeland Financial Corp.	400	19,700
	Landmark Bancorp, Inc.	259	4,323
	LCNB Corp.	3,243	45,370
*	LendingClub Corp.	43,067	223,518
#*	LendingTree, Inc.	4,841	64,046
	Live Oak Bancshares, Inc.	10,355	298,742
	Luther Burbank Corp.	15,181	123,573
#	Macatawa Bank Corp.	16,642	151,941
*	Maiden Holdings Ltd.	19,322	31,688
#	MainStreet Bancshares, Inc.	762	14,691
#*	MBIA, Inc.	1,953	13,437
	Mercantile Bank Corp.	7,428	244,678
#	Merchants Bancorp.	8,083	241,601
	Mercury General Corp.	20,599	636,097
	Meridian Corp.	1,485	14,850
	Metrocity Bankshares, Inc.	3,163	63,387
*	Metropolitan Bank Holding Corp.	5,298	171,708
	MGIC Investment Corp.	88,566	1,491,451
	Mid Penn Bancorp, Inc.	6,058	115,465
	Midland States Bancorp, Inc.	11,082	241,809
	MidWestOne Financial Group, Inc.	6,060	120,715
*	Mr Cooper Group, Inc.	17,011	961,632
	MVB Financial Corp.	5,467	107,427
	National Bank Holdings Corp., Class A	11,708	365,055
#	National Bankshares, Inc.	1,859	43,687
	National Western Life Group, Inc., Class A	1,638	784,438
	Navient Corp.	63,677	1,013,101
	NBT Bancorp, Inc.	14,861	497,398
*	NCR Atleos Corp.	18,927	417,530
	Nelnet, Inc., Class A	12,534	1,063,009
*	NerdWallet, Inc., Class A	1,200	12,936
	New York Community Bancorp, Inc.	224,951	2,132,545
*	NI Holdings, Inc.	966	12,259
#*	Nicholas Financial, Inc.	1,554	7,304
#	Nicolet Bankshares, Inc.	4,982	362,789
*	NMI Holdings, Inc., Class A	31,403	858,872
	Northeast Bank.	3,766	179,789
	Northfield Bancorp, Inc.	24,687	212,308
	Northrim BanCorp, Inc.	2,573	107,320
#	Northwest Bancshares, Inc.	54,598	568,911
#	Norwood Financial Corp.	1,470	37,647
#	Oak Valley Bancorp	1,580	39,421
	OceanFirst Financial Corp.	26,546	336,072
*	Ocwen Financial Corp.	3,882	93,323
	OFG Bancorp	21,588	639,437
	Ohio Valley Banc Corp.	197	4,708
	Old National Bancorp	90,950	1,246,015
	Old Republic International Corp.	68,471	1,874,736
	Old Second Bancorp, Inc.	13,983	189,609
	OneMain Holdings, Inc.	17,259	620,116
	OP Bancorp	3,042	25,705
*	Oportun Financial Corp.	9,267	54,212
	Oppenheimer Holdings, Inc., Class A	5,326	186,783
#	Origin Bancorp, Inc.	9,162	271,104
	Orrstown Financial Services, Inc.	5,055	106,711
*	Oscar Health, Inc., Class A	30,511	156,216
	Pacific Premier Bancorp, Inc.	34,559	656,621
	PacWest Bancorp	40,599	287,441

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Park National Corp.	2,751	$278,924
	Parke Bancorp, Inc.	3,663	61,685
	Pathward Financial, Inc.	7,745	350,771
*	Patriot National Bancorp, Inc.	60	356
#*	Paysafe Ltd.	14,089	136,945
#	PCB Bancorp	4,813	74,024
	Peapack-Gladstone Financial Corp.	8,937	208,858
#	Penns Woods Bancorp, Inc.	1,099	23,167
	PennyMac Financial Services, Inc.	17,734	1,191,725
	Peoples Bancorp of North Carolina, Inc.	1,400	31,500
	Peoples Bancorp, Inc.	15,286	421,588
	Peoples Financial Services Corp.	640	25,094
	Pinnacle Financial Partners, Inc.	17,635	1,099,719
#*	Ponce Financial Group, Inc.	12,572	97,810
	Popular, Inc.	24,047	1,564,017
*	PRA Group, Inc.	17,408	214,292
	Preferred Bank	3,942	234,825
	Premier Financial Corp.	17,150	297,552
	Primis Financial Corp.	13,753	128,728
	ProAssurance Corp.	16,268	276,556
*	PROG Holdings, Inc.	5,751	157,520
	Prosperity Bancshares, Inc.	26,792	1,461,236
	Provident Financial Holdings, Inc.	3,183	38,037
	Provident Financial Services, Inc.	29,746	417,931
	QCR Holdings, Inc.	8,225	390,276
	Radian Group, Inc.	26,033	659,676
	RBB Bancorp	7,237	83,732
	Regional Management Corp.	4,935	122,684
	Reinsurance Group of America, Inc.	465	69,504
	Renasant Corp.	24,461	596,604
*	Repay Holdings Corp.	23,985	143,670
	Republic Bancorp, Inc., Class A	6,976	308,269
	Riverview Bancorp, Inc.	6,235	33,357
*	Root, Inc., Class A	1,700	15,368
	S&T Bancorp, Inc.	17,467	449,950
	Safety Insurance Group, Inc.	4,122	309,851
	Sandy Spring Bancorp, Inc.	19,577	400,350
#	Seacoast Banking Corp. of Florida	14,589	294,844
*	Selectquote, Inc.	6,942	9,163
	Shore Bancshares, Inc.	10,194	104,590
	Sierra Bancorp	7,598	133,725
	Simmons First National Corp., Class A	44,876	637,688
#*	SiriusPoint Ltd.	81,495	802,726
	SmartFinancial, Inc.	5,993	124,954
	South Plains Financial, Inc.	4,115	110,364
*	Southern First Bancshares, Inc.	3,517	94,959
	Southern Missouri Bancorp, Inc.	2,680	108,406
	Southern States Bancshares, Inc.	883	20,503
#	Southside Bancshares, Inc.	9,563	255,332
	SouthState Corp.	24,914	1,646,815
	Stellar Bancorp, Inc.	13,984	304,012
*	Sterling Bancorp, Inc.	2,736	15,157
	Stewart Information Services Corp.	9,563	417,616
	Stifel Financial Corp.	7,989	455,373
#	Stock Yards Bancorp, Inc.	1,633	63,867
*	StoneX Group, Inc.	5,983	570,300
	Summit Financial Group, Inc.	3,359	72,219
	Synovus Financial Corp.	34,418	897,277
	Territorial Bancorp, Inc.	4,375	33,775

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Texas Capital Bancshares, Inc.	22,005	$1,211,595
*	Third Coast Bancshares, Inc.	1,868	28,973
	Timberland Bancorp, Inc.	3,597	101,399
	Tiptree, Inc.	18,356	277,359
	Tompkins Financial Corp.	3,237	162,109
	Towne Bank	29,337	702,328
	TriCo Bancshares	10,861	351,353
*	Triumph Financial, Inc.	6,427	400,081
	TrustCo Bank Corp.	9,640	246,109
	Trustmark Corp.	23,360	469,770
	UMB Financial Corp.	10,611	665,522
*»	Unico American Corp.	1,400	3
	United Bancshares, Inc.	406	7,012
	United Bankshares, Inc.	46,026	1,308,979
	United Community Banks, Inc.	37,967	838,691
	United Fire Group, Inc.	12,671	255,194
	United Security Bancshares	4,425	34,382
	Unity Bancorp, Inc.	3,541	85,196
	Universal Insurance Holdings, Inc.	16,523	258,750
	Univest Financial Corp.	14,672	244,436
	Unum Group	53,709	2,626,370
#	Valley National Bancorp	156,061	1,214,155
	Veritex Holdings, Inc.	17,844	307,274
	Victory Capital Holdings, Inc., Class A	11,809	347,893
#	Virginia National Bankshares Corp.	967	29,716
#	Virtus Investment Partners, Inc.	1,823	335,851
	Voya Financial, Inc.	16,764	1,119,332
	WaFd, Inc.	31,158	768,979
#	Walker & Dunlop, Inc.	8,087	524,038
	Washington Trust Bancorp, Inc.	6,952	161,217
	Waterstone Financial, Inc.	11,818	127,634
	Webster Financial Corp.	36,967	1,403,637
	WesBanco, Inc.	26,014	634,481
	West BanCorp, Inc.	6,230	102,359
	Westamerica BanCorp	3,243	153,199
	Western Alliance Bancorp	9,970	409,767
	Western New England Bancorp, Inc.	12,440	89,195
	Westwood Holdings Group, Inc.	1,679	15,262
	White Mountains Insurance Group Ltd.	775	1,108,831
	Wintrust Financial Corp.	19,245	1,437,409
#*	World Acceptance Corp.	1,494	147,338
	WSFS Financial Corp.	24,671	873,353
	Zions Bancorp NA	42,031	1,296,656

TOTAL FINANCIALS			133,264,542

HEALTH CARE — (5.8%)
*	23andMe Holding Co., Class A	11,495	9,737
#*	2seventy bio, Inc.	1,113	2,716
#*	Aadi Bioscience, Inc.	4,944	21,655
*	Acadia Healthcare Co., Inc.	16,441	1,208,578
*	Accolade, Inc.	41,924	272,506
#††	Achillion Pharmaceuticals, Inc.	70,786	19,112
*	Acumen Pharmaceuticals, Inc.	3,700	6,919
*	AdaptHealth Corp.	23,682	173,589
*	Addus HomeCare Corp.	9,255	730,220
#*	Adicet Bio, Inc.	5,272	6,959
#*	Agiliti, Inc.	22,255	125,296
*	Agios Pharmaceuticals, Inc.	30,296	636,519
#*	Allakos, Inc.	12,485	23,846

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Allogene Therapeutics, Inc.	16,836	$47,478
#*	ALX Oncology Holdings, Inc.	3,098	22,306
*	Amedisys, Inc.	9,245	845,825
*	American Shared Hospital Services	400	936
#*	American Well Corp., Class A	46,214	54,070
#*	Amneal Pharmaceuticals, Inc.	10,904	42,198
#*	Amphastar Pharmaceuticals, Inc.	8,182	370,399
*	AngioDynamics, Inc.	20,441	126,734
*	ANI Pharmaceuticals, Inc.	3,687	227,635
*	Anika Therapeutics, Inc.	8,087	157,697
*	Arcturus Therapeutics Holdings, Inc.	3,273	62,514
*	Arcus Biosciences, Inc.	6,884	108,148
#*	Artivion, Inc.	19,525	248,749
*	Athira Pharma, Inc.	9,487	14,800
*	aTyr Pharma, Inc.	18,213	22,766
*	Avanos Medical, Inc.	24,422	448,388
#*	Avidity Biosciences, Inc.	22,398	115,350
*	Azenta, Inc.	5,738	260,792
#*	BioAtla, Inc.	9,514	13,986
#	Bionano Genomics, Inc.	10,874	15,006
*	Bio-Rad Laboratories, Inc., Class A	190	52,303
#*	Bioventus, Inc., Class A	3,738	13,943
#*	Brookdale Senior Living, Inc.	94,058	367,767
#*	C4 Therapeutics, Inc.	10,572	15,752
#*	CareDx, Inc.	10,511	56,865
*	Caribou Biosciences, Inc.	3,442	12,494
*	Castle Biosciences, Inc.	8,129	126,975
*	Century Therapeutics, Inc.	3,631	5,555
*	Certara, Inc.	29,906	364,554
*	Community Health Systems, Inc.	7,977	17,071
*	Computer Programs & Systems, Inc.	7,830	110,325
*	Cross Country Healthcare, Inc.	9,902	229,330
#*	CryoPort, Inc.	3,219	31,224
*	Cullinan Oncology, Inc.	12,996	121,253
*	Cumberland Pharmaceuticals, Inc.	4,400	8,316
#*††	Curative Health Services, Inc.	1,058	0
#*	Cytek Biosciences, Inc.	5,447	22,932
#*	Definitive Healthcare Corp., Class A	10,598	61,045
*	Dynavax Technologies Corp.	11,537	163,941
#*	Eagle Pharmaceuticals, Inc.	4,856	66,673
#*	Edgewise Therapeutics, Inc.	7,224	46,234
#*	Editas Medicine, Inc.	26,989	180,287
*	Elanco Animal Health, Inc.	121,445	1,069,930
#*	Emergent BioSolutions, Inc.	17,892	37,394
#*	Enhabit, Inc.	23,282	171,588
*	Enovis Corp.	20,625	946,688
*	Envista Holdings Corp.	51,718	1,203,478
*	EQRx, Inc.	21,407	46,667
*	Erasca, Inc.	2,587	5,976
#*	FONAR Corp.	2,833	38,387
#*	Fulcrum Therapeutics, Inc.	20,844	75,872
#*	Fulgent Genetics, Inc.	11,762	281,582
#*	Generation Bio Co.	19,761	18,542
*	Globus Medical, Inc., Class A	8,972	410,110
#*	GoodRx Holdings, Inc., Class A	22,628	111,556
*	Gritstone bio, Inc.	8,537	16,220
*	Harvard Bioscience, Inc.	11,180	49,080
*	Health Catalyst, Inc.	11,320	84,787
	HealthStream, Inc.	13,268	337,007

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Hepion Pharmaceuticals, Inc.	688	$3,206
*	Homology Medicines, Inc.	10,033	10,434
#*	Icosavax, Inc.	3,185	19,588
#*	ICU Medical, Inc.	2,004	196,512
*	Innoviva, Inc.	34,028	422,288
*	Inogen, Inc.	11,934	53,345
*	Integer Holdings Corp.	12,962	1,052,126
*	Integra LifeSciences Holdings Corp.	9,314	334,931
*	Ironwood Pharmaceuticals, Inc.	28,815	258,471
*	iTeos Therapeutics, Inc.	9,267	93,226
#*	Janux Therapeutics, Inc.	1,082	6,946
#*	KalVista Pharmaceuticals, Inc.	6,652	56,475
*	Kewaunee Scientific Corp.	637	11,339
*	Kinnate Biopharma, Inc.	1,216	1,350
#*	Kodiak Sciences, Inc.	8,891	12,892
*	Kura Oncology, Inc.	31,437	265,643
#*	Larimar Therapeutics, Inc.	2,961	8,676
*	LENSAR, Inc.	3,093	6,650
*	Ligand Pharmaceuticals, Inc.	3,289	171,982
*	LivaNova PLC	5,643	276,789
*	MaxCyte, Inc.	14,816	43,855
	Mesa Laboratories, Inc.	3,006	282,053
#*	Monte Rosa Therapeutics, Inc.	3,543	12,046
*	Myriad Genetics, Inc.	25,331	394,657
	National HealthCare Corp.	7,777	523,859
*	Nektar Therapeutics	50,263	23,573
#*	NeoGenomics, Inc.	10,653	149,355
#*	Neuronetics, Inc.	4,929	5,668
*	NextCure, Inc.	5,954	6,133
#*	NextGen Healthcare, Inc.	11,634	278,285
*	NGM Biopharmaceuticals, Inc.	15,400	13,088
#*	Nurix Therapeutics, Inc.	8,848	49,460
*	Nuvation Bio, Inc.	3,875	3,734
#*	Olema Pharmaceuticals, Inc.	20,444	271,701
*	OmniAb, Inc.	15,434	70,225
*»	OmniAb, Inc.	521	0
*»	OmniAb, Inc.	521	0
*	Omnicell, Inc.	933	33,159
#*	OPKO Health, Inc.	44,822	56,028
*	OraSure Technologies, Inc.	37,582	193,923
*	Organogenesis Holdings, Inc.	26,341	59,004
	Organon & Co.	1,881	27,820
*	ORIC Pharmaceuticals, Inc.	2,746	18,398
*	Orthofix Medical, Inc.	18,227	201,226
#*	OrthoPediatrics Corp.	7,320	179,047
*	Owens & Minor, Inc.	29,087	416,817
*	Pacira BioSciences, Inc.	11,355	320,892
	Patterson Cos., Inc.	26,729	814,165
#*††	PDL BioPharma, Inc.	35,325	56,873
*	Pediatrix Medical Group, Inc.	34,933	400,332
*	Pennant Group, Inc.	2,783	30,251
	Perrigo Co. PLC	49,554	1,369,673
#*	Personalis, Inc.	3,904	3,756
*	PetIQ, Inc.	7,800	146,406
	Phibro Animal Health Corp., Class A	4,300	46,956
*	PMV Pharmaceuticals, Inc.	2,108	3,183
*	Poseida Therapeutics, Inc.	8,631	17,435
	Premier, Inc., Class A	36,435	700,281
#*	Prestige Consumer Healthcare, Inc.	15,201	902,331

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	ProPhase Labs, Inc.	2,170	$9,526
*	Pyxis Oncology, Inc.	6,181	10,322
*	Quanterix Corp.	4,723	102,584
*	QuidelOrtho Corp.	3,097	189,165
*	REGENXBIO, Inc.	11,008	141,893
#*	Replimune Group, Inc.	927	13,506
*	Sage Therapeutics, Inc.	10,534	197,302
#*	Sana Biotechnology, Inc.	310	918
*	SCYNEXIS, Inc.	4,780	9,034
*	Seer, Inc., Class A	10,650	17,466
	Select Medical Holdings Corp.	10,793	245,325
#*	Sera Prognostics, Inc., Class A	2,550	4,463
#	SIGA Technologies, Inc.	6,156	31,396
#*	SomaLogic, Inc.	21,854	48,734
*	Supernus Pharmaceuticals, Inc.	14,877	354,816
*	Sutro Biopharma, Inc.	23,945	65,849
*	Tactile Systems Technology, Inc.	2,124	23,194
*	Taro Pharmaceutical Industries Ltd.	10,043	341,060
#*	Teladoc Health, Inc.	56,910	941,291
*	Tenaya Therapeutics, Inc.	3,554	6,468
#*	Terns Pharmaceuticals, Inc.	2,495	13,124
	Tourmaline Bio, Inc.	509	8,393
#*	Twist Bioscience Corp.	8,299	130,792
*	UFP Technologies, Inc.	2,093	326,341
	Universal Health Services, Inc., Class B	18,234	2,295,478
	Utah Medical Products, Inc.	763	60,674
*	Vanda Pharmaceuticals, Inc.	28,944	126,775
#*	Varex Imaging Corp.	20,759	374,700
*	Veracyte, Inc.	24,342	504,366
*	Veradigm, Inc.	57,190	754,336
	Viatris, Inc.	4,014	35,725
*	Vir Biotechnology, Inc.	14,202	112,622
*	Voyager Therapeutics, Inc.	1,307	8,587
*	Xencor, Inc.	5,312	92,163
*	Zimvie, Inc.	2,662	18,794
#*	Zymeworks, Inc.	1,671	11,730

TOTAL HEALTH CARE			32,440,561

INDUSTRIALS — (16.0%)
#*	3D Systems Corp.	31,609	117,902
*	AAR Corp.	13,656	810,620
	ABM Industries, Inc.	24,897	979,448
	ACCO Brands Corp.	54,152	274,009
	Acme United Corp.	700	23,450
*	AerSale Corp.	9,416	143,971
	AGCO Corp.	14,964	1,715,772
	Air Lease Corp.	43,419	1,503,600
*	Air Transport Services Group, Inc.	33,108	647,924
	Alamo Group, Inc.	5,943	952,663
*	Alaska Air Group, Inc.	36,621	1,158,322
	Albany International Corp., Class A	1,242	101,360
*	Alight, Inc., Class A	64,376	427,457
	Allegiant Travel Co.	7,378	491,522
	Allient, Inc.	8,173	225,575
	Alta Equipment Group, Inc.	6,128	56,316
#*	Ameresco, Inc., Class A	4,731	123,716
#*	American Superconductor Corp.	13,115	82,165
*	American Woodmark Corp.	8,231	553,370
*	API Group Corp.	8,582	222,016

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Apogee Enterprises, Inc.	11,346	$486,970
	ARC Document Solutions, Inc.	18,500	51,430
	ArcBest Corp.	11,965	1,302,749
	Arcosa, Inc.	20,771	1,434,653
	Argan, Inc.	6,879	314,645
*	ASGN, Inc.	3,200	267,072
	Astec Industries, Inc.	11,802	472,552
*	Astronics Corp.	13,741	210,650
#*	Astronics Corp., Class B	385	5,582
*	Asure Software, Inc.	6,935	58,670
	AZZ, Inc.	8,955	423,303
	Barnes Group, Inc.	19,674	409,022
*	Beacon Roofing Supply, Inc.	23,284	1,657,122
	BGSF, Inc.	3,300	30,591
#*	Blade Air Mobility, Inc.	12,968	27,622
*	BlueLinx Holdings, Inc.	4,118	292,831
	Boise Cascade Co.	15,348	1,438,875
	Brady Corp., Class A	10,667	548,924
*	BrightView Holdings, Inc.	33,719	227,266
*	Broadwind, Inc.	4,795	12,563
*	Builders FirstSource, Inc.	20,241	2,196,553
*	CACI International, Inc., Class A	3,226	1,047,676
*	CBIZ, Inc.	12,893	669,920
*	CECO Environmental Corp.	17,181	277,989
	Civeo Corp.	5,078	101,560
#*	Clarivate PLC	48,734	310,923
	Columbus McKinnon Corp.	12,840	392,519
*	Commercial Vehicle Group, Inc.	13,963	97,322
	CompX International, Inc.	200	3,764
	Concentrix Corp.	8,816	671,867
*	Concrete Pumping Holdings, Inc.	16,384	115,180
*	Conduent, Inc.	101,177	322,755
	Copa Holdings SA, Class A	200	16,330
#††	Costa Communications, Inc.	574	1,418
	Costamare, Inc.	48,875	441,341
	Covenant Logistics Group, Inc.	3,899	153,952
*»	CPI Aerostructures, Inc.	1,158	3,498
	Deluxe Corp.	21,157	360,727
*	Distribution Solutions Group, Inc.	4,434	133,685
*	DLH Holdings Corp.	1,944	26,594
	Douglas Dynamics, Inc.	615	14,932
*	Ducommun, Inc.	5,634	269,531
	Dun & Bradstreet Holdings, Inc.	54,895	480,880
*	DXP Enterprises, Inc.	9,300	303,180
*	Dycom Industries, Inc.	4,043	344,383
#	Eagle Bulk Shipping, Inc.	5,297	216,118
#	Eastern Co.	910	14,787
#	Encore Wire Corp.	6,313	1,128,954
	EnerSys	8,024	686,694
	Eneti, Inc.	15,050	152,757
	Ennis, Inc.	13,134	280,542
	EnPro Industries, Inc.	7,374	818,956
*	Enviri Corp.	40,316	231,414
	Esab Corp.	9,405	595,336
	ESCO Technologies, Inc.	7,753	753,747
#	First Advantage Corp.	7,936	103,247
	Flowserve Corp.	5,010	183,967
*	Fluor Corp.	12,113	403,242
*	Forrester Research, Inc.	1,262	29,278

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	FTAI Infrastructure, Inc.	5,050	$15,453
*	FuelCell Energy, Inc.	55,203	60,171
*	Gates Industrial Corp. PLC	93,301	1,018,847
	GATX Corp.	9,432	986,399
#	Genco Shipping & Trading Ltd.	21,155	278,611
*	Gencor Industries, Inc.	1,822	25,872
*	Gibraltar Industries, Inc.	10,351	629,962
*	GMS, Inc.	12,651	739,830
	Gorman-Rupp Co.	8,971	265,093
#	GrafTech International Ltd.	20,701	71,418
*	Graham Corp.	3,427	53,427
#	Granite Construction, Inc.	19,800	801,504
*	Great Lakes Dredge & Dock Corp.	29,793	226,427
	Greenbrier Cos., Inc.	15,471	535,142
#*	Hawaiian Holdings, Inc.	18,138	76,361
#*	Hayward Holdings, Inc.	15,555	163,327
	Healthcare Services Group, Inc.	9,099	86,440
	Heartland Express, Inc.	24,624	287,116
	Heidrick & Struggles International, Inc.	10,174	247,635
#	Helios Technologies, Inc.	4,078	210,914
	Herc Holdings, Inc.	3,020	322,506
#*	Hertz Global Holdings, Inc.	27,716	233,646
	Hillenbrand, Inc.	4,266	162,236
*	Hillman Solutions Corp.	7,879	51,686
#	HNI Corp.	9,143	317,171
*	Hub Group, Inc., Class A	10,414	715,962
*	Hudson Global, Inc.	786	11,531
*	Hudson Technologies, Inc.	3,873	49,884
	Hurco Cos., Inc.	3,130	62,600
*	Huron Consulting Group, Inc.	8,841	878,442
	Hyster-Yale Materials Handling, Inc.	3,670	146,837
	ICF International, Inc.	5,220	661,531
*	IES Holdings, Inc.	5,507	342,701
	Insteel Industries, Inc.	9,840	274,634
	Interface, Inc.	17,456	155,184
*	JELD-WEN Holding, Inc.	30,555	346,188
#*	JetBlue Airways Corp.	118,402	445,192
	Kaman Corp.	10,631	197,843
	Kelly Services, Inc., Class A	16,207	289,295
#	Kennametal, Inc.	29,748	687,476
*	Kirby Corp.	12,861	960,717
	Knight-Swift Transportation Holdings, Inc.	43,670	2,135,026
	Korn Ferry	17,890	814,353
*	Kratos Defense & Security Solutions, Inc.	26,825	457,366
*	L B Foster Co., Class A	4,474	87,780
*	Limbach Holdings, Inc.	3,006	89,579
*	Liquidity Services, Inc.	4,503	86,773
*	LS Starrett Co., Class A	489	4,924
	LSI Industries, Inc.	11,991	178,426
	Luxfer Holdings PLC	4,081	33,750
*	Manitowoc Co., Inc.	17,506	224,077
	ManpowerGroup, Inc.	11,878	831,104
	Marten Transport Ltd.	22,365	393,177
*	Masonite International Corp.	3,143	248,737
*	MasTec, Inc.	7,515	446,692
*	Masterbrand, Inc.	27,490	305,414
*	Matrix Service Co.	13,736	160,024
	Matson, Inc.	14,438	1,256,828
	Matthews International Corp., Class A	14,210	503,602

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Mayville Engineering Co., Inc.	8,460	$102,281
	McGrath RentCorp	5,993	602,896
	MDU Resources Group, Inc.	53,588	997,273
#*	Mercury Systems, Inc.	15,314	550,998
	Miller Industries, Inc.	6,010	218,584
	MillerKnoll, Inc.	16,108	378,538
*	Mistras Group, Inc.	13,168	72,029
*	Montrose Environmental Group, Inc.	700	16,184
	Moog, Inc., Class A	9,404	1,091,334
*	MRC Global, Inc.	30,098	316,330
	Mueller Industries, Inc.	19,960	752,692
	Mueller Water Products, Inc., Class A	22,447	277,669
	National Presto Industries, Inc.	3,595	268,726
	NL Industries, Inc.	7,073	35,224
#*	NN, Inc.	17,672	31,810
*	Northwest Pipe Co.	5,166	140,825
*	NOW, Inc.	42,244	465,529
*	NV5 Global, Inc.	2,595	244,838
	nVent Electric PLC	8,195	394,425
*	OPENLANE, Inc.	42,367	568,989
*	Orion Group Holdings, Inc.	13,009	62,443
	Oshkosh Corp.	6,520	572,000
	Owens Corning	2,267	257,010
*	PAM Transportation Services, Inc.	6,995	120,804
	Pangaea Logistics Solutions Ltd.	10,678	61,826
	Park Aerospace Corp.	10,310	151,351
	Park-Ohio Holdings Corp.	6,400	145,152
*	Parsons Corp.	3,373	190,743
*	Patriot Transportation Holding, Inc.	178	1,367
*	Perma-Pipe International Holdings, Inc.	1,500	9,915
*	PGT Innovations, Inc.	12,534	375,268
#*	Planet Labs PBC	4,392	9,487
#	Powell Industries, Inc.	5,961	456,911
	Preformed Line Products Co.	2,517	340,676
	Primoris Services Corp.	22,326	671,120
*	Proto Labs, Inc.	11,386	268,823
*	Quad/Graphics, Inc.	18,082	88,421
	Quanex Building Products Corp.	13,959	374,799
*	Radiant Logistics, Inc.	25,143	147,338
	Regal Rexnord Corp.	12,848	1,521,332
*	Resideo Technologies, Inc.	47,543	688,423
	Resources Connection, Inc.	15,403	207,478
	REV Group, Inc.	27,879	396,997
	Rush Enterprises, Inc., Class A	26,791	953,224
	Rush Enterprises, Inc., Class B	4,596	185,862
	Ryder System, Inc.	13,469	1,313,766
	Schneider National, Inc., Class B	17,230	436,436
	Sensata Technologies Holding PLC	17,807	567,687
*	SIFCO Industries, Inc.	659	2,880
*	SkyWest, Inc.	21,155	892,106
#	Spirit Airlines, Inc.	38,584	442,944
*	SPX Technologies, Inc.	159	12,739
	Standex International Corp.	2,335	335,236
	Steelcase, Inc., Class A	35,458	386,847
*	Stericycle, Inc.	188	7,753
*	Sterling Infrastructure, Inc.	8,473	617,258
#*	Sun Country Airlines Holdings, Inc.	7,639	99,460
#*	Sunrun, Inc.	12,085	116,620
*	TaskUS, Inc., Class A	616	5,716

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Tennant Co.	947	$70,286
	Terex Corp.	14,792	677,474
#	Textainer Group Holdings Ltd.	19,754	970,316
*	Thermon Group Holdings, Inc.	15,823	422,316
	Timken Co.	12,464	861,512
*	Titan International, Inc.	16,208	184,123
*	Titan Machinery, Inc.	11,375	282,555
#*	TPI Composites, Inc.	401	926
	Trinity Industries, Inc.	38,005	791,644
*	TrueBlue, Inc.	17,100	189,297
	TTEC Holdings, Inc.	4,362	89,770
*	Tutor Perini Corp.	26,998	194,656
*	Twin Disc, Inc.	2,022	27,782
	UFP Industries, Inc.	14,860	1,414,226
	U-Haul Holding Co., Non Voting	22,259	1,050,847
*	Ultralife Corp.	969	7,190
	UniFirst Corp.	4,278	703,432
	Universal Logistics Holdings, Inc.	8,276	185,217
#*	V2X, Inc.	4,941	252,337
	Veritiv Corp.	1,925	326,114
*	Virco Mfg. Corp.	4,400	26,796
#	VSE Corp.	6,543	352,013
	Wabash National Corp.	16,000	331,040
	Werner Enterprises, Inc.	19,087	693,240
	WESCO International, Inc.	12,823	1,643,909
*	Willdan Group, Inc.	2,425	42,777
*	Willis Lease Finance Corp.	2,750	122,870

TOTAL INDUSTRIALS			89,930,688

INFORMATION TECHNOLOGY — (7.1%)
*	ACI Worldwide, Inc.	53,811	1,096,130
*	Airgain, Inc.	2,500	8,275
*	Alpha & Omega Semiconductor Ltd.	13,931	330,443
	American Software, Inc., Class A	3,643	39,964
	Amkor Technology, Inc.	93,254	1,945,278
*	Amtech Systems, Inc.	6,555	46,967
*	Arrow Electronics, Inc.	28,045	3,180,583
*	AstroNova, Inc.	1,475	20,031
*	Aviat Networks, Inc.	3,661	97,749
	Avnet, Inc.	41,414	1,918,711
*	Aware, Inc.	4,272	4,699
*	AXT, Inc.	22,061	43,901
	Bel Fuse, Inc., Class B	5,259	284,933
	Belden, Inc.	2,492	176,683
	Benchmark Electronics, Inc.	18,233	441,421
#*	Brightcove, Inc.	10,373	31,949
*	Cambium Networks Corp.	1,246	6,205
*	Cerence, Inc.	15,797	241,852
*	CEVA, Inc.	4,633	79,549
#*	Cleanspark, Inc.	26,025	106,703
	Climb Global Solutions, Inc.	966	42,968
*	Cognyte Software Ltd.	9,766	40,822
*	Coherent Corp.	4,252	125,859
*	Cohu, Inc.	16,481	496,737
*	Computer Task Group, Inc.	6,054	62,841
	Comtech Telecommunications Corp.	14,120	172,264
*	Consensus Cloud Solutions, Inc.	366	7,902
*	Corsair Gaming, Inc.	1,637	20,937
	CSP, Inc.	66	1,376

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	CTS Corp.	10,967	$410,275
*	Daktronics, Inc.	22,360	215,103
#*	Digi International, Inc.	15,127	380,898
*»	Digital Turbine, Inc.	38,353	181,793
*	Diodes, Inc.	7,774	505,932
*	DXC Technology Co.	70,588	1,423,760
*	E2open Parent Holdings, Inc.	61,322	177,221
#	Ebix, Inc.	15,860	96,587
*	ePlus, Inc.	7,707	481,688
*	Fabrinet	1,434	222,270
#*	FARO Technologies, Inc.	7,035	90,540
#*	Fastly, Inc., Class A	43,701	641,094
*	Flex Ltd.	35,218	905,807
*	FormFactor, Inc.	14,675	497,189
	Frequency Electronics, Inc.	5,989	44,259
*	Grid Dynamics Holdings, Inc.	6,833	69,287
*	Ichor Holdings Ltd.	11,695	283,721
*	Identiv, Inc.	1,677	10,213
	Immersion Corp.	10,078	64,398
	Information Services Group, Inc.	5,219	21,189
*	inTEST Corp.	5,710	73,830
*	Intevac, Inc.	13,564	43,540
*	IPG Photonics Corp.	746	64,081
*	Itron, Inc.	11,271	645,603
	Jabil, Inc.	2,035	249,898
	Juniper Networks, Inc.	30,501	821,087
*	Key Tronic Corp.	2,718	10,356
*	Kimball Electronics, Inc.	12,465	326,583
*	Knowles Corp.	47,065	611,374
	Kulicke & Soffa Industries, Inc.	14,982	623,401
*	KVH Industries, Inc.	9,329	43,660
*	Kyndryl Holdings, Inc.	72,139	1,055,394
*	Lantronix, Inc.	6,800	31,076
#*	LightPath Technologies, Inc., Class A	3,216	5,113
*	LiveRamp Holdings, Inc.	22,521	622,931
*	Lumentum Holdings, Inc.	8,378	328,501
#*	Luna Innovations, Inc.	10,658	60,537
*	Magnachip Semiconductor Corp.	21,665	160,104
*	Matterport, Inc.	51,963	106,005
*	MaxLinear, Inc.	12,177	185,090
*	MeridianLink, Inc.	695	11,412
	Methode Electronics, Inc.	12,779	292,256
#*	Mirion Technologies, Inc.	27,109	187,865
#*	Mitek Systems, Inc.	9,859	105,294
	MKS Instruments, Inc.	1,399	91,858
*	NCR Voyix Corp.	37,854	578,788
*	NETGEAR, Inc.	14,852	187,729
*	NetScout Systems, Inc.	32,218	703,319
	Network-1 Technologies, Inc.	3,000	6,750
*	nLight, Inc.	11,889	99,035
*	Olo, Inc., Class A	41,572	212,433
	ON24, Inc.	18,898	116,223
*	Onto Innovation, Inc.	7,410	832,662
*	Optical Cable Corp.	1,600	4,208
*	OSI Systems, Inc.	4,222	440,228
#	Park City Group, Inc.	2,401	23,386
	PC Connection, Inc.	9,990	535,264
	PCTEL, Inc.	5,882	40,292
*	Photronics, Inc.	21,233	389,838

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Plexus Corp.	8,395	$825,396
*	RF Industries Ltd.	681	2,016
#*	Ribbon Communications, Inc.	70,217	132,008
	Richardson Electronics Ltd.	4,924	56,478
#*	Riot Platforms, Inc.	38,364	375,200
*	Rogers Corp.	3,710	455,922
*	Sanmina Corp.	26,235	1,334,574
	Sapiens International Corp. NV	2,263	57,707
*	ScanSource, Inc.	12,586	382,614
*	SecureWorks Corp., Class A	6,027	35,439
#*††	Silicon Graphics, Inc.	137	0
*	Silicon Laboratories, Inc.	929	85,635
*	SMART Global Holdings, Inc.	1,639	22,454
#*	SmartRent, Inc.	4,030	9,712
#*	Smith Micro Software, Inc.	6,691	7,092
*	SolarWinds Corp.	53,693	494,513
*	Stratasys Ltd.	34,972	355,665
*	Synchronoss Technologies, Inc.	18,333	8,433
	TD SYNNEX Corp.	17,930	1,643,822
*	Telos Corp.	8,552	19,841
*	TransAct Technologies, Inc.	1,945	11,398
*	TTM Technologies, Inc.	54,240	623,218
*	Turtle Beach Corp.	8,423	69,490
*	Ultra Clean Holdings, Inc.	23,124	551,739
*	Upland Software, Inc.	8,961	29,930
#*	Veeco Instruments, Inc.	14,237	340,834
*	Verint Systems, Inc.	15,941	299,850
#*	Viasat, Inc.	24,000	442,560
	Vishay Intertechnology, Inc.	57,059	1,268,992
*	Vishay Precision Group, Inc.	6,460	193,283
*	WidePoint Corp.	744	1,265
	Xerox Holdings Corp.	69,361	890,595
*	Xperi, Inc.	9,301	78,965

TOTAL INFORMATION TECHNOLOGY			39,830,600

MATERIALS — (7.1%)
*	Advanced Emissions Solutions, Inc.	2,676	4,549
	AdvanSix, Inc.	15,446	425,537
	Alcoa Corp.	50,271	1,288,948
	Alpha Metallurgical Resources, Inc.	5,153	1,133,454
*	Alto Ingredients, Inc.	35,264	146,698
	American Vanguard Corp.	15,311	143,311
#*	Ampco-Pittsburgh Corp.	4,848	12,847
	Arch Resources, Inc.	5,709	861,088
*	Ascent Industries Co.	912	7,615
	Ashland, Inc.	17,790	1,363,248
#*	Aspen Aerogels, Inc.	4,442	34,292
	Avient Corp.	16,287	514,995
	Berry Global Group, Inc.	29,240	1,608,200
	Caledonia Mining Corp. PLC	2,657	29,413
	Carpenter Technology Corp.	19,918	1,249,257
#*	Century Aluminum Co.	20,506	135,545
*	Clearwater Paper Corp.	7,454	252,020
*	Cleveland-Cliffs, Inc.	86,379	1,449,440
#*	Coeur Mining, Inc.	145,093	364,183
	Commercial Metals Co.	41,452	1,753,005
#	Compass Minerals International, Inc.	6,828	168,242
*	Core Molding Technologies, Inc.	2,490	63,694
#*	Danimer Scientific, Inc.	5,383	7,698

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Eastman Chemical Co.	897	$67,033
*	Ecovyst, Inc.	37,853	348,248
	Element Solutions, Inc.	48,176	878,249
#*	Ferroglobe PLC	32,700	148,785
#	Fortitude Gold Corp.	5,267	31,075
	Friedman Industries, Inc.	2,766	26,720
	FutureFuel Corp.	22,698	148,672
#*	Gatos Silver, Inc.	13,260	64,576
*	Glatfelter Corp.	19,733	34,138
	Greif, Inc., Class A	8,123	515,811
	Greif, Inc., Class B	3,706	237,406
	Hawkins, Inc.	7,610	437,042
	Haynes International, Inc.	6,359	273,596
	HB Fuller Co.	13,046	862,993
	Hecla Mining Co.	218,659	889,942
	Huntsman Corp.	74,390	1,735,519
*	Ingevity Corp.	6,807	274,186
	Innospec, Inc.	7,257	711,186
	International Paper Co.	13,869	467,801
*	Intrepid Potash, Inc.	6,613	131,533
*	Knife River Corp.	7,266	365,625
	Koppers Holdings, Inc.	10,468	382,815
#	Kronos Worldwide, Inc.	24,110	166,359
#*	Livent Corp.	4,106	59,907
	Louisiana-Pacific Corp.	814	41,742
*	LSB Industries, Inc.	17,116	155,927
	Materion Corp.	5,964	578,389
#	Mativ Holdings, Inc.	27,482	360,014
#	Mercer International, Inc.	31,069	246,688
	Minerals Technologies, Inc.	15,678	847,553
#*	MP Materials Corp.	8,725	143,090
	Myers Industries, Inc.	8,330	139,694
	Nexa Resources SA	9,879	59,175
*	O-I Glass, Inc.	45,761	707,007
	Olin Corp.	11,384	486,325
	Olympic Steel, Inc.	5,630	285,835
	Orion SA	10,712	217,454
	Pactiv Evergreen, Inc.	22,303	192,252
#	Quaker Chemical Corp.	1,708	245,474
	Ramaco Resources, Inc., Class A	8,240	97,067
*	Ranpak Holdings Corp.	439	1,387
*	Rayonier Advanced Materials, Inc.	28,799	79,773
††	Resolute Forest Products, Inc.	24,714	13,160
	Ryerson Holding Corp.	18,167	527,751
	Schnitzer Steel Industries, Inc., Class A	13,975	317,372
#	Sensient Technologies Corp.	3,497	197,301
	Silgan Holdings, Inc.	5,708	228,662
	Sonoco Products Co.	12,998	673,426
	Stepan Co.	8,204	613,659
*	Summit Materials, Inc., Class A	34,229	1,126,134
	SunCoke Energy, Inc.	40,627	386,363
	Sylvamo Corp.	5,050	223,715
*	TimkenSteel Corp.	21,989	447,036
	Tredegar Corp.	15,781	70,699
	TriMas Corp.	10,258	248,346
	Trinseo PLC	1,544	9,557
#	Tronox Holdings PLC	63,271	676,367
	U.S. Lime & Minerals, Inc.	1,444	285,898
	U.S. Steel Corp.	74,750	2,533,278

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Universal Stainless & Alloy Products, Inc.	2,690	$38,844
	Warrior Met Coal, Inc.	17,356	845,758
	Westrock Co.	66,154	2,376,913
	Worthington Industries, Inc.	15,641	963,798

TOTAL MATERIALS			39,965,379

REAL ESTATE — (1.1%)
#*	AMREP Corp.	600	10,014
*	Anywhere Real Estate, Inc.	56,843	265,457
#*	Cushman & Wakefield PLC	77,842	573,695
	Douglas Elliman, Inc.	35,145	62,207
*	Five Point Holdings LLC, Class A	12,593	30,601
*	Forestar Group, Inc.	24,297	577,054
*	FRP Holdings, Inc.	3,980	214,084
*	Howard Hughes Holdings, Inc.	16,778	1,112,885
*	Jones Lang LaSalle, Inc.	12,917	1,652,343
	Kennedy-Wilson Holdings, Inc.	40,162	516,885
	Marcus & Millichap, Inc.	9,824	281,949
	Newmark Group, Inc., Class A	51,131	289,913
#*	Opendoor Technologies, Inc.	24,352	46,269
*	Rafael Holdings, Inc., Class B	2,100	3,738
	RE/MAX Holdings, Inc., Class A	9,594	103,231
*	Stratus Properties, Inc.	2,386	61,248
*	Tejon Ranch Co.	13,125	203,700

TOTAL REAL ESTATE			6,005,273

UTILITIES — (0.3%)
#*	Altus Power, Inc.	12,689	67,379
	Genie Energy Ltd., Class B	6,818	135,269
	New Jersey Resources Corp.	10,496	425,928
	NRG Energy, Inc.	6,429	272,461
#	Ormat Technologies, Inc.	1,451	89,294
#*	Sunnova Energy International, Inc.	47,700	435,501

TOTAL UTILITIES			1,425,832

TOTAL COMMON STOCKS			516,740,430

PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	307	7,307

INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	5,687	151,615

TOTAL PREFERRED STOCKS			158,922

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*»	Lazydays Holdings, Inc. Rights 11/14/2023	4,239	0

TOTAL INVESTMENT SECURITIES (Cost $480,972,585)			516,899,352

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	1,546,817	1,546,817

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (7.7%)
@§ The DFA Short Term Investment Fund	3,759,818	$43,489,812

TOTAL INVESTMENTS — (100.0%) (Cost $526,009,214)		$561,935,981

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,234,209	$528	—	$17,234,737
Consumer Discretionary	81,128,197	—	—	81,128,197
Consumer Staples	21,081,500	—	—	21,081,500
Energy	54,231,235	201,886	—	54,433,121
Financials	133,264,539	3	—	133,264,542
Health Care	32,364,576	—	$75,985	32,440,561
Industrials	89,925,772	3,498	1,418	89,930,688
Information Technology	39,648,807	181,793	—	39,830,600
Materials	39,952,219	—	13,160	39,965,379
Real Estate	6,005,273	—	—	6,005,273
Utilities	1,425,832	—	—	1,425,832
Preferred Stocks
Consumer Discretionary	7,307	—	—	7,307
Industrials	151,615	—	—	151,615
Temporary Cash Investments	1,546,817	—	—	1,546,817
Securities Lending Collateral	—	43,489,812	—	43,489,812

TOTAL	$517,967,898	$43,877,520	$90,563^	$561,935,981

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (9.0%)
	AT&T, Inc.	423,900	$6,528,060
	Comcast Corp., Class A	302,220	12,478,664
	Electronic Arts, Inc.	11,263	1,394,247
	Fox Corp., Class A	31,155	946,800
	Fox Corp., Class B	25,526	712,431
*»	GCI Liberty, Inc.	1,000	904
	Interpublic Group of Cos., Inc.	28,352	805,197
*	Liberty Broadband Corp., Class A	600	49,992
*	Liberty Broadband Corp., Class C	6,600	549,846
	Liberty Media Corp.-Liberty Formula One, Class A	535	30,789
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	292,852
	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	109,372
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	354,772
*	Meta Platforms, Inc., Class A	23,817	7,175,348
	News Corp., Class A	16,744	346,266
	News Corp., Class B	8,065	172,914
	Omnicom Group, Inc.	697	52,212
	Paramount Global, Class A	1,652	22,963
	Paramount Global, Class B	38,139	414,952
*	Sphere Entertainment Co.	154	5,068
*	Take-Two Interactive Software, Inc.	5,154	689,348
*	T-Mobile U.S., Inc.	38,754	5,575,150
	Verizon Communications, Inc.	272,600	9,576,438
*	Walt Disney Co.	45,722	3,730,458
*	Warner Bros Discovery, Inc.	112,864	1,121,868

TOTAL COMMUNICATION SERVICES			53,136,911

CONSUMER DISCRETIONARY — (5.4%)
*	Aptiv PLC	15,437	1,346,106
	Aramark	21,061	567,173
	Autoliv, Inc.	7,172	657,314
	Best Buy Co., Inc.	614	41,027
	BorgWarner, Inc.	27,403	1,011,171
*	Caesars Entertainment, Inc.	2,169	86,521
*	Capri Holdings Ltd.	1,300	66,534
*	CarMax, Inc.	13,848	845,974
*	Carnival Corp.	43,840	502,406
	Dick’s Sporting Goods, Inc.	958	102,458
	DR Horton, Inc.	56,104	5,857,258
	eBay, Inc.	36,126	1,417,223
	Ford Motor Co.	198,617	1,936,516
	Gap, Inc.	1,476	18,893
	Garmin Ltd.	12,708	1,302,951
	General Motors Co.	115,256	3,250,219
	Gentex Corp.	5,570	159,748
	Harley-Davidson, Inc.	1,373	36,865
	Hasbro, Inc.	3,203	144,615
#	Hyatt Hotels Corp., Class A	2,188	224,139
	Lear Corp.	6,694	868,613
	Lennar Corp., Class A	27,799	2,965,597
#	Lennar Corp., Class B	1,507	148,605
	Lithia Motors, Inc.	218	52,802
	LKQ Corp.	36,546	1,605,100
	MGM Resorts International	7,230	252,472
*	Mohawk Industries, Inc.	618	49,675

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	NVR, Inc.	22	$119,078
	Penske Automotive Group, Inc.	3,800	543,704
	PulteGroup, Inc.	42,097	3,097,918
	PVH Corp.	672	49,963
	Ralph Lauren Corp.	2,390	268,947
#*	Rivian Automotive, Inc., Class A	19,400	314,668
*	Royal Caribbean Cruises Ltd.	8,533	723,001
	Service Corp. International	700	38,094
	Tapestry, Inc.	4,002	110,295
	Toll Brothers, Inc.	1,729	122,258
	Whirlpool Corp.	7,835	819,228

TOTAL CONSUMER DISCRETIONARY			31,725,129

CONSUMER STAPLES — (4.5%)
	Archer-Daniels-Midland Co.	27,548	1,971,610
*	BellRing Brands, Inc.	3,250	142,122
	Bunge Ltd.	15,242	1,615,347
	Campbell Soup Co.	7,500	303,075
	Conagra Brands, Inc.	28,442	778,173
	Constellation Brands, Inc., Class A	6,617	1,549,371
*	Coty, Inc., Class A	22,970	215,229
*	Darling Ingredients, Inc.	14,300	633,347
*	Dollar Tree, Inc.	17,934	1,992,288
	General Mills, Inc.	49,859	3,252,801
	Hormel Foods Corp.	9,549	310,820
	J M Smucker Co.	10,661	1,213,648
	Keurig Dr Pepper, Inc.	5,429	164,662
	Kraft Heinz Co.	17,345	545,674
	Kroger Co.	81,457	3,695,704
	Molson Coors Beverage Co., Class B	11,394	658,231
	Mondelez International, Inc., Class A	50,414	3,337,911
*	Performance Food Group Co.	3,200	184,832
*	Pilgrim’s Pride Corp.	2,655	67,703
*	Post Holdings, Inc.	1,219	97,861
	Seaboard Corp.	12	42,083
	Tyson Foods, Inc., Class A	31,940	1,480,419
*	U.S. Foods Holding Corp.	17,034	663,304
	Walgreens Boots Alliance, Inc.	41,309	870,794
	Walmart, Inc.	6,241	1,019,842

TOTAL CONSUMER STAPLES			26,806,851

ENERGY — (14.9%)
	APA Corp.	454	18,033
	Baker Hughes Co.	44,854	1,543,875
	Chesapeake Energy Corp.	1,900	163,552
	Chevron Corp.	111,364	16,229,076
	ConocoPhillips	85,027	10,101,208
	Coterra Energy, Inc.	24,675	678,562
	Devon Energy Corp.	20,231	942,158
	Diamondback Energy, Inc.	9,703	1,555,585
	EOG Resources, Inc.	31,707	4,003,009
	EQT Corp.	2,800	118,664
	Exxon Mobil Corp.	258,940	27,408,799
	Halliburton Co.	23,466	923,152
	Helmerich & Payne, Inc.	818	32,368
	Hess Corp.	5,941	857,880
	HF Sinclair Corp.	3,700	204,906
	Kinder Morgan, Inc.	103,103	1,670,269

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Marathon Oil Corp.	42,811	$1,169,168
	Marathon Petroleum Corp.	30,153	4,560,641
	NOV, Inc.	626	12,495
	Occidental Petroleum Corp.	59,590	3,683,258
	ONEOK, Inc.	790	51,508
	Ovintiv, Inc.	2,906	139,488
	Phillips 66	18,704	2,133,565
	Pioneer Natural Resources Co.	13,804	3,299,156
	Schlumberger NV	10,862	604,579
	Valero Energy Corp.	21,934	2,785,618
	Williams Cos., Inc.	85,764	2,950,282

TOTAL ENERGY			87,840,854

FINANCIALS — (21.3%)
	Aflac, Inc.	40,690	3,178,296
	Allstate Corp.	13,683	1,753,203
	Ally Financial, Inc.	51,633	1,249,002
	American Financial Group, Inc.	4,681	511,914
	American International Group, Inc.	44,332	2,717,995
	Apollo Global Management, Inc.	2,067	160,069
*	Arch Capital Group Ltd.	16,276	1,410,804
	Assurant, Inc.	3,963	590,091
	Axis Capital Holdings Ltd.	973	55,558
	Bank of America Corp.	265,067	6,981,865
	Bank of New York Mellon Corp.	56,389	2,396,533
*	Berkshire Hathaway, Inc., Class B	41,380	14,124,235
	BlackRock, Inc.	1,483	908,011
*	Block, Inc.	1,000	40,250
	Capital One Financial Corp.	41,070	4,159,980
	Carlyle Group, Inc.	6,100	167,994
	Charles Schwab Corp.	485	25,239
	Chubb Ltd.	14,047	3,014,767
	Cincinnati Financial Corp.	1,138	113,424
	Citigroup, Inc.	61,432	2,425,950
	Citizens Financial Group, Inc.	23,897	559,907
	CNA Financial Corp.	2,233	90,213
	Comerica, Inc.	654	25,768
	Discover Financial Services	20,894	1,714,980
	East West Bancorp, Inc.	3,233	173,353
	Everest Group Ltd.	1,981	783,723
#	F&G Annuities & Life, Inc.	389	11,938
	Fidelity National Financial, Inc.	9,333	364,827
	Fidelity National Information Services, Inc.	38,200	1,876,002
	Fifth Third Bancorp	73,951	1,753,378
	First Citizens BancShares, Inc., Class A	292	403,176
	First Horizon Corp.	7,379	79,324
*	Fiserv, Inc.	14,437	1,642,209
	Franklin Resources, Inc.	10,235	233,256
	Global Payments, Inc.	9,443	1,003,036
	Globe Life, Inc.	4,255	495,112
	Goldman Sachs Group, Inc.	18,881	5,732,460
	Hartford Financial Services Group, Inc.	50,871	3,736,475
	Huntington Bancshares, Inc.	83,577	806,518
	Intercontinental Exchange, Inc.	463	49,745
	Jefferies Financial Group, Inc.	1,212	39,002
	JPMorgan Chase & Co.	174,827	24,311,443
	KeyCorp	70,335	718,824
	Lincoln National Corp.	2,459	53,532
	Loews Corp.	12,719	814,143

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	M&T Bank Corp.	8,288	$934,472
*	Markel Group, Inc.	361	530,858
	MetLife, Inc.	20,008	1,200,680
	Morgan Stanley	63,392	4,489,421
	Northern Trust Corp.	11,340	747,419
*	PayPal Holdings, Inc.	1,436	74,385
	PNC Financial Services Group, Inc.	13,115	1,501,274
	Principal Financial Group, Inc.	29,370	1,987,762
	Prosperity Bancshares, Inc.	567	30,924
	Prudential Financial, Inc.	31,173	2,850,459
	Raymond James Financial, Inc.	5,848	558,133
	Regions Financial Corp.	86,725	1,260,114
	Reinsurance Group of America, Inc.	828	123,761
	RenaissanceRe Holdings Ltd.	250	54,898
	State Street Corp.	21,628	1,397,818
	Synchrony Financial	36,836	1,033,250
	Synovus Financial Corp.	1,104	28,781
	T Rowe Price Group, Inc.	498	45,069
	Travelers Cos., Inc.	24,511	4,104,122
	Truist Financial Corp.	67,459	1,913,137
	U.S. Bancorp	52,456	1,672,297
	Unum Group	5,925	289,733
	W R Berkley Corp.	1,479	99,714
	Webster Financial Corp.	384	14,581
	Wells Fargo & Co.	130,859	5,204,262
	Willis Towers Watson PLC	658	155,216
	Zions Bancorp NA	3,064	94,524

TOTAL FINANCIALS			125,854,588

HEALTH CARE — (15.1%)
	Abbott Laboratories	7,887	745,716
*	Avantor, Inc.	14,651	255,367
	Baxter International, Inc.	25,981	842,564
	Becton Dickinson & Co.	11,310	2,858,942
*	Biogen, Inc.	13,217	3,139,566
*	BioMarin Pharmaceutical, Inc.	1,200	97,740
*	Bio-Rad Laboratories, Inc., Class A	918	252,707
*	Boston Scientific Corp.	6,064	310,416
	Bristol-Myers Squibb Co.	110,604	5,699,424
*	Catalent, Inc.	2,832	97,392
*	Centene Corp.	23,404	1,614,408
*	Charles River Laboratories International, Inc.	586	98,659
	Cigna Group	19,663	6,079,800
	Cooper Cos., Inc.	478	149,016
	CVS Health Corp.	77,059	5,317,842
	Danaher Corp.	20,319	3,901,654
*	DaVita, Inc.	811	62,634
*	Elanco Animal Health, Inc.	6,840	60,260
	Elevance Health, Inc.	14,962	6,734,247
*	Envista Holdings Corp.	1,720	40,024
*	GE HealthCare Technologies, Inc.	32,274	2,148,480
	Gilead Sciences, Inc.	60,255	4,732,428
*	Henry Schein, Inc.	11,024	716,339
*	Hologic, Inc.	12,948	856,769
	Humana, Inc.	9,065	4,747,250
*	Incyte Corp.	1,360	73,345
*	IQVIA Holdings, Inc.	420	75,949
*	Jazz Pharmaceuticals PLC	6,015	764,025
	Laboratory Corp. of America Holdings	14,026	2,801,413

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	McKesson Corp.	3,387	$1,542,304
	Medtronic PLC	48,549	3,425,617
	Merck & Co., Inc.	136	13,967
*	Moderna, Inc.	15,960	1,212,322
	Pfizer, Inc.	388,739	11,879,864
	Quest Diagnostics, Inc.	17,859	2,323,456
*	Regeneron Pharmaceuticals, Inc.	3,942	3,074,326
	Revvity, Inc.	3,314	274,565
	STERIS PLC	5,962	1,251,901
	Teleflex, Inc.	157	29,006
	Thermo Fisher Scientific, Inc.	11,475	5,103,736
*	United Therapeutics Corp.	2,317	516,367
	UnitedHealth Group, Inc.	131	70,158
	Universal Health Services, Inc., Class B	11,058	1,392,092
*	Vertex Pharmaceuticals, Inc.	918	332,417
	Viatris, Inc.	77,958	693,826
	Zimmer Biomet Holdings, Inc.	9,350	976,233

TOTAL HEALTH CARE			89,386,533

INDUSTRIALS — (13.1%)
	3M Co.	8,589	781,170
	AECOM	10,329	790,685
	AGCO Corp.	9,374	1,074,823
	AMETEK, Inc.	7,078	996,370
	Arcosa, Inc.	1,576	108,854
*	Builders FirstSource, Inc.	16,700	1,812,284
*	CACI International, Inc., Class A	200	64,952
	Carlisle Cos., Inc.	4,496	1,142,389
	Carrier Global Corp.	40,854	1,947,102
	Concentrix Corp.	2,352	179,246
	CSX Corp.	9,384	280,112
	Cummins, Inc.	14,520	3,140,676
	Deere & Co.	199	72,707
	Delta Air Lines, Inc.	52,132	1,629,125
	Dover Corp.	8,834	1,147,978
	Eaton Corp. PLC	18,743	3,896,857
	Emerson Electric Co.	3,029	269,490
	FedEx Corp.	18,335	4,402,233
	Fortive Corp.	9,989	652,082
	Fortune Brands Innovations, Inc.	12,304	686,563
	General Dynamics Corp.	11,044	2,665,028
	General Electric Co.	22,264	2,418,538
*	GXO Logistics, Inc.	407	20,558
	Howmet Aerospace, Inc.	43,263	1,907,898
	Hubbell, Inc.	2,329	629,063
	Huntington Ingalls Industries, Inc.	1,502	330,170
	Ingersoll Rand, Inc.	18,883	1,145,820
	ITT, Inc.	400	37,340
	Jacobs Solutions, Inc.	7,558	1,007,481
	Johnson Controls International PLC	38,418	1,883,250
	Knight-Swift Transportation Holdings, Inc.	1,347	65,855
	L3Harris Technologies, Inc.	7,475	1,341,090
	Leidos Holdings, Inc.	16,426	1,628,145
*	MasTec, Inc.	425	25,262
*	Middleby Corp.	1,425	160,840
	Norfolk Southern Corp.	17,447	3,328,713
	Northrop Grumman Corp.	2,766	1,303,975
	Oshkosh Corp.	522	45,795
	Otis Worldwide Corp.	2,174	167,854

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Owens Corning	8,674	$983,371
	PACCAR, Inc.	50,915	4,202,015
	Parker-Hannifin Corp.	9,126	3,366,673
	Pentair PLC	17,893	1,039,941
	Quanta Services, Inc.	17,126	2,862,097
	Republic Services, Inc.	24,693	3,666,664
	RTX Corp.	45,511	3,704,140
	Sensata Technologies Holding PLC	515	16,418
	Snap-on, Inc.	6,398	1,650,300
	Southwest Airlines Co.	39,416	876,218
	SS&C Technologies Holdings, Inc.	23,811	1,196,503
	Stanley Black & Decker, Inc.	8,961	762,133
	Textron, Inc.	28,054	2,132,104
	Trane Technologies PLC	412	78,408
	TransUnion	1,845	80,959
#*	U-Haul Holding Co.	2,175	106,836
	U-Haul Holding Co., Non Voting	19,575	924,136
*	United Airlines Holdings, Inc.	14,925	522,524
	United Rentals, Inc.	6,374	2,589,565
*	Veralto Corp.	6,107	421,383
	WESCO International, Inc.	600	76,920
	Westinghouse Air Brake Technologies Corp.	7,770	823,775
*	XPO, Inc.	1,886	142,978
	Xylem, Inc.	400	37,416

TOTAL INDUSTRIALS			77,451,850

INFORMATION TECHNOLOGY — (7.5%)
*	Advanced Micro Devices, Inc.	27,893	2,747,461
*	Akamai Technologies, Inc.	7,158	739,636
	Amdocs Ltd.	15,020	1,204,003
	Analog Devices, Inc.	24,715	3,888,411
*	Arrow Electronics, Inc.	1,665	188,828
*	Aspen Technology, Inc.	600	106,650
	Avnet, Inc.	1,297	60,090
	Broadcom, Inc.	152	127,888
*	Ciena Corp.	1,583	66,803
	Cisco Systems, Inc.	1,642	85,598
	Cognizant Technology Solutions Corp., Class A	49,920	3,218,342
*	Coherent Corp.	781	23,118
	Corning, Inc.	94,289	2,523,174
*	DXC Technology Co.	2,899	58,473
	Entegris, Inc.	200	17,608
*	F5, Inc.	666	100,959
*	First Solar, Inc.	1,844	262,678
*	Flex Ltd.	51,876	1,334,251
	Hewlett Packard Enterprise Co.	162,089	2,492,929
	HP, Inc.	106,724	2,810,043
	Intel Corp.	132,224	4,826,176
	International Business Machines Corp.	860	124,390
*	IPG Photonics Corp.	430	36,937
	Jabil, Inc.	5,601	687,803
	Juniper Networks, Inc.	20,534	552,775
*	Keysight Technologies, Inc.	564	68,836
*	Kyndryl Holdings, Inc.	1,573	23,013
	Marvell Technology, Inc.	21,410	1,010,980
	Microchip Technology, Inc.	104	7,414
	Micron Technology, Inc.	54,618	3,652,306
*	ON Semiconductor Corp.	14,613	915,358
*	Qorvo, Inc.	8,972	784,332

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Roper Technologies, Inc.	1,058	$516,907
*	Salesforce, Inc.	17,854	3,585,619
	Skyworks Solutions, Inc.	9,461	820,647
	TD SYNNEX Corp.	2,852	261,471
	TE Connectivity Ltd.	24,937	2,938,825
*	Teledyne Technologies, Inc.	947	354,737
	Vontier Corp.	2,863	84,630
*	Western Digital Corp.	27,686	1,111,593
*	Zoom Video Communications, Inc., Class A	2,191	131,416

TOTAL INFORMATION TECHNOLOGY			44,553,108

MATERIALS — (8.3%)
	Air Products & Chemicals, Inc.	6,186	1,747,174
	Albemarle Corp.	7,038	892,278
	Amcor PLC	49,742	442,206
	Ball Corp.	4,075	196,211
#	Celanese Corp.	3,519	402,961
	CF Industries Holdings, Inc.	15,102	1,204,838
*	Cleveland-Cliffs, Inc.	15,656	262,708
	Corteva, Inc.	26,180	1,260,305
	Dow, Inc.	78,218	3,781,058
	DuPont de Nemours, Inc.	17,056	1,243,041
	Eastman Chemical Co.	19,127	1,429,361
	FMC Corp.	801	42,613
	Freeport-McMoRan, Inc.	103,786	3,505,891
	Huntsman Corp.	3,237	75,519
	International Flavors & Fragrances, Inc.	10,181	695,871
	International Paper Co.	46,145	1,556,471
	Linde PLC	16,727	6,392,390
	LyondellBasell Industries NV, Class A	34,302	3,095,413
	Martin Marietta Materials, Inc.	4,842	1,980,088
	Mosaic Co.	29,416	955,432
	Newmont Corp.	47,358	1,774,504
	Nucor Corp.	28,475	4,208,320
	Packaging Corp. of America	10,295	1,575,650
	PPG Industries, Inc.	9,582	1,176,382
	Reliance Steel & Aluminum Co.	8,693	2,211,325
	Royal Gold, Inc.	782	81,586
	Sonoco Products Co.	945	48,960
	Steel Dynamics, Inc.	28,855	3,073,346
	Vulcan Materials Co.	9,326	1,832,466
	Westlake Corp.	8,620	994,403
	Westrock Co.	17,093	614,152

TOTAL MATERIALS			48,752,923

REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	26,199	1,816,639
*	Jones Lang LaSalle, Inc.	4,063	519,739

TOTAL REAL ESTATE			2,336,378

UTILITIES — (0.3%)
	NRG Energy, Inc.	18,805	796,956
	Vistra Corp.	36,332	1,188,783

TOTAL UTILITIES			1,985,739

TOTAL COMMON STOCKS Cost ($431,699,836)			589,830,864

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.300%	734,176	$734,176

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	50,612	585,435

TOTAL INVESTMENTS — (100.0%) (Cost $433,019,447)		$591,150,475

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$53,136,007	$904	—	$53,136,911
Consumer Discretionary	31,725,129	—	—	31,725,129
Consumer Staples	26,806,851	—	—	26,806,851
Energy	87,840,854	—	—	87,840,854
Financials	125,854,588	—	—	125,854,588
Health Care	89,386,533	—	—	89,386,533
Industrials	77,451,850	—	—	77,451,850
Information Technology	44,553,108	—	—	44,553,108
Materials	48,752,923	—	—	48,752,923
Real Estate	2,336,378	—	—	2,336,378
Utilities	1,985,739	—	—	1,985,739
Temporary Cash Investments	734,176	—	—	734,176
Securities Lending Collateral	—	585,435	—	585,435

TOTAL	$590,564,136	$586,339	—	$591,150,475

See accompanying Notes to Financial Statements.

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (5.7%)
*	Allkem Ltd.	6,141	$37,526
	Ampol Ltd.	16,631	337,239
	ANZ Group Holdings Ltd.	169,453	2,672,100
	Aurizon Holdings Ltd.	253,414	551,965
	Bendigo & Adelaide Bank Ltd.	27,893	154,538
	BlueScope Steel Ltd.	84,388	1,011,598
#	Brickworks Ltd.	2,966	46,228
	Challenger Ltd.	53,101	197,996
	Cleanaway Waste Management Ltd.	149,679	213,225
	Evolution Mining Ltd.	198,273	443,461
#	Harvey Norman Holdings Ltd.	80,981	189,290
	Incitec Pivot Ltd.	265,396	463,297
	Lendlease Corp. Ltd.	50,973	201,878
	National Australia Bank Ltd.	187,661	3,361,805
	New Hope Corp. Ltd.	53,352	196,340
	Northern Star Resources Ltd.	101,913	746,287
	Orica Ltd.	41,173	384,717
	Origin Energy Ltd.	92,720	537,855
	QBE Insurance Group Ltd.	29,628	293,794
	Qube Holdings Ltd.	14,849	25,180
	Rio Tinto Ltd.	17,699	1,322,081
	Santos Ltd.	473,325	2,309,569
	Seven Group Holdings Ltd.	12,728	224,924
	Sonic Healthcare Ltd.	35,139	643,432
	South32 Ltd.	621,615	1,329,872
	Suncorp Group Ltd.	131,383	1,118,289
	TPG Telecom Ltd.	46,621	153,788
	Westpac Banking Corp.	167,551	2,200,241
	Whitehaven Coal Ltd.	125,810	592,601
	Woodside Energy Group Ltd.	135,677	2,955,017
	Worley Ltd.	19,466	203,487
#	Yancoal Australia Ltd.	28,447	87,353

TOTAL AUSTRALIA			25,206,973

AUSTRIA — (0.2%)
	Erste Group Bank AG	11,508	412,093
	OMV AG	5,327	233,633

TOTAL AUSTRIA			645,726

BELGIUM — (0.6%)
	Ageas SA	17,680	679,131
	KBC Group NV	18,156	999,213
	Solvay SA	8,568	905,771

TOTAL BELGIUM			2,584,115

CANADA — (8.9%)
	Agnico Eagle Mines Ltd.	34,827	1,633,735
	AltaGas Ltd.	19,080	354,426
	ARC Resources Ltd.	38,559	620,336
#	Bank of Montreal	48,164	3,638,966
	Bank of Nova Scotia	104,142	4,215,444
	Barrick Gold Corp.	81,195	1,297,496
	Brookfield Corp., Class A	17,817	519,366
#	Canadian Imperial Bank of Commerce	82,136	2,896,913
	Endeavour Mining PLC	23,711	485,077

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Fairfax Financial Holdings Ltd.	3,164	$2,633,027
	First Quantum Minerals Ltd.	61,634	714,229
	iA Financial Corp., Inc.	15,318	891,299
	IGM Financial, Inc.	5,329	119,972
#	Imperial Oil Ltd.	6,652	379,097
	Kinross Gold Corp.	141,588	738,674
	Lundin Mining Corp.	86,620	540,926
	Magna International, Inc.	44,732	2,151,162
	Manulife Financial Corp.	162,370	2,828,406
*	MEG Energy Corp.	27,756	548,415
	Nutrien Ltd.	38,541	2,069,684
	Onex Corp.	6,795	380,824
	Suncor Energy, Inc.	119,100	3,858,710
	Teck Resources Ltd., Class A	200	7,096
	Teck Resources Ltd., Class B	82,946	2,931,311
	Toronto-Dominion Bank	3,608	201,471
	Tourmaline Oil Corp.	18,964	1,002,798
	West Fraser Timber Co. Ltd.	10,651	718,822
	Whitecap Resources, Inc.	124,773	963,634

TOTAL CANADA			39,341,316

DENMARK — (2.1%)
#	AP Moller - Maersk AS, Class A	237	386,964
	AP Moller - Maersk AS, Class B	282	469,877
	Carlsberg AS, Class B	12,608	1,502,535
	Chr Hansen Holding AS	8,904	607,606
	Danske Bank AS	26,691	626,137
*	Demant AS	11,492	438,529
	DSV AS	12,455	1,861,286
*	Genmab AS	4,586	1,296,384
	H Lundbeck AS	23,797	124,388
	Novozymes AS, Class B	20,351	914,634
	Pandora AS	4,878	553,265
	Rockwool AS, Class A	355	78,616
	Rockwool AS, Class B	800	178,018
	Tryg AS	11,697	228,414
*	Vestas Wind Systems AS	4,990	108,157

TOTAL DENMARK			9,374,810

FINLAND — (0.8%)
	Fortum OY	17,049	202,430
#	Nokia OYJ	334,417	1,113,836
#	Nokia OYJ, Sponsored ADR	34,049	112,702
	Nordea Bank Abp	72,366	762,480
	Stora Enso OYJ, Class R	56,813	682,801
	UPM-Kymmene OYJ	24,397	821,592

TOTAL FINLAND			3,695,841

FRANCE — (11.0%)
	Accor SA	14,495	462,428
Ω	ALD SA	27,298	183,616
	Alstom SA	14,591	197,598
Ω	Amundi SA	2,929	153,009
	Arkema SA	7,659	717,670
	AXA SA	85,682	2,538,794
	BNP Paribas SA	51,833	2,980,605
	Bollore SE	60,491	330,223
	Bouygues SA	32,204	1,132,905

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Carrefour SA	87,166	$1,528,147
	Cie de Saint-Gobain SA	69,626	3,790,033
	Cie Generale des Etablissements Michelin SCA	101,371	3,011,575
	Credit Agricole SA	32,751	395,465
	Eiffage SA	10,913	990,361
	Engie SA	145,439	2,313,190
	Orange SA	282,052	3,317,507
	Publicis Groupe SA	20,777	1,582,029
	Renault SA	28,046	983,972
	Rexel SA	22,103	451,405
	Sanofi SA	36,843	3,345,574
	Societe Generale SA	66,873	1,502,755
#	TotalEnergies SE, Sponsored ADR	7,191	478,921
	TotalEnergies SE	228,351	15,266,975
	Vinci SA	3,777	417,640
	Vivendi SE	29,111	261,053
*Ω	Worldline SA	7,358	93,564

TOTAL FRANCE			48,427,014

GERMANY — (6.0%)
	BASF SE	70,417	3,253,769
	Bayer AG	88,113	3,807,236
	Bayerische Motoren Werke AG	30,928	2,876,437
	Commerzbank AG	130,357	1,405,973
	Continental AG	12,810	836,352
*Ω	Covestro AG	23,892	1,210,420
	Daimler Truck Holding AG	44,769	1,406,652
#	Deutsche Bank AG	95,150	1,047,343
*	Deutsche Lufthansa AG	29,747	208,585
Ω	DWS Group GmbH & Co. KGaA	822	24,129
	E.ON SE	5,357	63,738
	Evonik Industries AG	17,755	326,779
	Fresenius Medical Care AG & Co. KGaA	20,548	682,731
	Fresenius SE & Co. KGaA	39,148	1,007,014
#Ω	Hapag-Lloyd AG	1,852	267,864
	Heidelberg Materials AG	14,794	1,073,946
	Henkel AG & Co. KGaA	1,328	83,930
	Mercedes-Benz Group AG	86,769	5,104,989
	RTL Group SA	1,107	38,718
	RWE AG	30,564	1,169,544
#*	Siemens Energy AG	15,000	133,364
*	Talanx AG	725	45,689
	Telefonica Deutschland Holding AG	19,361	32,915
	Volkswagen AG	3,115	360,094
	Wacker Chemie AG	503	61,730

TOTAL GERMANY			26,529,941

HONG KONG — (1.7%)
	BOC Hong Kong Holdings Ltd.	274,500	725,926
*	Cathay Pacific Airways Ltd.	220,090	221,255
	CK Asset Holdings Ltd.	206,217	1,030,739
	CK Hutchison Holdings Ltd.	260,012	1,316,255
	CK Infrastructure Holdings Ltd.	24,500	113,558
#Ω	ESR Group Ltd.	206,800	265,716
	Hang Lung Properties Ltd.	147,000	193,225
	Hang Seng Bank Ltd.	25,100	286,970
	Henderson Land Development Co. Ltd.	74,255	194,285
	HKT Trust & HKT Ltd.	42,000	43,503

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	MTR Corp. Ltd.	81,160	$303,391
	New World Development Co. Ltd.	137,460	252,283
	Sino Land Co. Ltd.	377,205	376,574
	Sun Hung Kai Properties Ltd.	95,362	979,244
	Swire Pacific Ltd., Class A	45,500	290,647
	Swire Pacific Ltd., Class B	92,500	94,970
Ω	WH Group Ltd.	1,241,189	741,279
	Xinyi Glass Holdings Ltd.	168,011	193,048

TOTAL HONG KONG			7,622,868

IRELAND — (0.3%)
	AIB Group PLC	49,481	214,823
	Bank of Ireland Group PLC	65,382	585,935
	Smurfit Kappa Group PLC	13,255	432,059

TOTAL IRELAND			1,232,817

ISRAEL — (0.5%)
	Bank Hapoalim BM	78,721	563,087
	Bank Leumi Le-Israel BM	114,309	736,255
	Delek Group Ltd.	995	108,857
	Harel Insurance Investments & Financial Services Ltd.	17,029	109,373
	Israel Discount Bank Ltd., Class A	131,081	576,145
	Migdal Insurance & Financial Holdings Ltd.	27,124	25,508
	Phoenix Holdings Ltd.	19,545	165,956

TOTAL ISRAEL			2,285,181

ITALY — (2.3%)
	Banco BPM SpA	59,146	302,611
	Eni SpA	106,690	1,744,133
	Stellantis NV	145,096	2,710,733
	Stellantis NV	59,377	1,109,162
*	Telecom Italia SpA	922,728	238,583
*	Telecom Italia SpA, Sponsored ADR	17,100	43,092
	UniCredit SpA	161,671	4,053,024

TOTAL ITALY			10,201,338

JAPAN — (20.7%)
	Acom Co. Ltd.	35,200	82,660
	ADEKA Corp.	2,400	40,124
	AEON Financial Service Co. Ltd.	12,200	100,570
	AGC, Inc.	23,900	813,056
	Air Water, Inc.	18,900	238,304
	Aisin Corp.	17,700	616,577
	Alfresa Holdings Corp.	12,800	202,759
	Alps Alpine Co. Ltd.	21,900	179,716
	Amada Co. Ltd.	34,500	334,666
#	Aozora Bank Ltd.	6,400	130,539
	Asahi Group Holdings Ltd.	15,700	567,875
	Asahi Kasei Corp.	141,200	868,067
	Bridgestone Corp.	16,200	613,092
	Brother Industries Ltd.	29,100	453,967
	Canon Marketing Japan, Inc.	5,100	122,301
	Canon, Inc.	16,600	392,435
	Chiba Bank Ltd.	30,300	225,691
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	126,040
	COMSYS Holdings Corp.	8,300	170,733
	Concordia Financial Group Ltd.	57,500	267,168

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cosmo Energy Holdings Co. Ltd.	8,600	$314,597
	Credit Saison Co. Ltd.	15,000	224,847
	Dai Nippon Printing Co. Ltd.	14,500	378,265
	Daicel Corp.	28,800	244,906
	Dai-ichi Life Holdings, Inc.	54,600	1,153,426
	Daiwa House Industry Co. Ltd.	33,800	929,691
	Daiwa Securities Group, Inc.	116,000	668,911
	Dentsu Group, Inc.	1,300	37,760
	Dowa Holdings Co. Ltd.	4,900	149,795
	ENEOS Holdings, Inc.	350,927	1,300,331
	EXEO Group, Inc.	4,200	87,233
	Fuji Media Holdings, Inc.	1,800	17,877
	FUJIFILM Holdings Corp.	12,300	672,782
	Fujikura Ltd.	24,700	177,398
	Fukuoka Financial Group, Inc.	9,200	243,190
	Fuyo General Lease Co. Ltd.	1,800	146,341
	Hachijuni Bank Ltd.	22,503	128,157
	Hankyu Hanshin Holdings, Inc.	17,500	550,613
	Haseko Corp.	28,900	355,668
*	Hino Motors Ltd.	37,500	109,148
	Hitachi Construction Machinery Co. Ltd.	10,100	260,941
	Honda Motor Co. Ltd.	325,200	3,332,901
	House Foods Group, Inc.	1,700	35,897
	Idemitsu Kosan Co. Ltd.	24,800	563,086
	IHI Corp.	17,700	339,701
	Iida Group Holdings Co. Ltd.	14,400	223,592
	INFRONEER Holdings, Inc.	21,000	221,526
	Inpex Corp.	102,100	1,481,559
	Isetan Mitsukoshi Holdings Ltd.	21,800	245,925
	Isuzu Motors Ltd.	69,900	779,430
	Iwatani Corp.	4,600	220,011
	Iyogin Holdings, Inc.	9,100	65,505
	J Front Retailing Co. Ltd.	28,400	270,746
	Japan Post Bank Co. Ltd.	28,100	260,465
	Japan Post Holdings Co. Ltd.	41,800	369,980
	Japan Post Insurance Co. Ltd.	10,000	192,561
#	JFE Holdings, Inc.	51,900	723,116
	JGC Holdings Corp.	6,800	83,755
	JTEKT Corp.	24,600	202,826
	Kajima Corp.	40,900	675,970
	Kamigumi Co. Ltd.	7,300	148,092
	Kaneka Corp.	7,200	176,197
	Kawasaki Heavy Industries Ltd.	17,300	381,843
#	Kawasaki Kisen Kaisha Ltd.	4,800	164,592
	Kewpie Corp.	2,900	50,335
	Kinden Corp.	7,000	106,032
	Kobe Steel Ltd.	36,600	432,739
	Koito Manufacturing Co. Ltd.	13,600	203,765
	Komatsu Ltd.	31,900	732,947
	K’s Holdings Corp.	13,800	128,420
	Kubota Corp.	11,300	151,976
	Kuraray Co. Ltd.	35,100	401,585
	Kyocera Corp.	8,600	423,906
	Kyoto Financial Group, Inc.	2,500	141,735
	Kyushu Financial Group, Inc.	9,900	62,385
	Lixil Corp.	34,000	372,812
	LY Corp.	129,200	329,394
	Mabuchi Motor Co. Ltd.	2,700	77,138
	Marubeni Corp.	70,900	1,036,684

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mazda Motor Corp.	64,700	$625,390
	Mebuki Financial Group, Inc.	38,440	116,366
	Medipal Holdings Corp.	8,800	147,954
	Mitsubishi Chemical Group Corp.	138,700	784,849
	Mitsubishi Corp.	83,000	3,869,090
	Mitsubishi Electric Corp.	55,800	639,831
	Mitsubishi Estate Co. Ltd.	63,000	806,420
	Mitsubishi Gas Chemical Co., Inc.	16,700	225,715
	Mitsubishi HC Capital, Inc.	93,500	616,373
	Mitsubishi Heavy Industries Ltd.	1,900	97,859
	Mitsubishi Logistics Corp.	4,099	107,230
	Mitsubishi Materials Corp.	14,300	229,795
	Mitsubishi Motors Corp.	73,100	238,786
	Mitsubishi UFJ Financial Group, Inc.	398,200	3,340,558
	Mitsui & Co. Ltd.	8,200	298,022
	Mitsui Chemicals, Inc.	19,900	501,569
	Mitsui Fudosan Co. Ltd.	37,400	810,640
#	Mitsui OSK Lines Ltd.	26,400	681,577
	Mizuho Financial Group, Inc.	80,120	1,360,308
	MS&AD Insurance Group Holdings, Inc.	16,450	602,736
	NEC Corp.	27,000	1,300,066
	NGK Insulators Ltd.	29,500	360,438
	NH Foods Ltd.	8,400	252,026
	Nikon Corp.	26,100	247,804
	Nippon Express Holdings, Inc.	8,000	411,163
#	Nippon Steel Corp.	48,218	1,040,006
	Nippon Yusen KK	43,700	1,069,219
	Nissan Motor Co. Ltd.	143,300	551,416
	Nisshin Seifun Group, Inc.	6,400	96,536
	Niterra Co. Ltd.	18,500	414,082
	NOK Corp.	5,300	62,825
	Nomura Holdings, Inc.	111,100	429,224
	Nomura Real Estate Holdings, Inc.	12,900	301,293
	NSK Ltd.	43,900	236,288
	Obayashi Corp.	70,100	600,463
	Oji Holdings Corp.	93,000	397,750
	ORIX Corp.	77,100	1,402,167
	Otsuka Holdings Co. Ltd.	6,500	218,699
	PALTAC Corp.	1,700	55,108
	Panasonic Holdings Corp.	153,200	1,344,099
	Resona Holdings, Inc.	154,400	825,008
	Resonac Holdings Corp.	20,400	330,709
	Ricoh Co. Ltd.	62,000	502,517
	Rinnai Corp.	6,200	113,891
	Rohm Co. Ltd.	9,200	147,402
	Sankyo Co. Ltd.	4,600	191,166
	Sankyu, Inc.	1,000	30,110
	SBI Holdings, Inc.	25,400	546,479
	Seibu Holdings, Inc.	2,200	21,482
	Seiko Epson Corp.	32,900	456,756
	Seino Holdings Co. Ltd.	7,900	114,913
	Sekisui Chemical Co. Ltd.	15,400	210,932
	Sekisui House Ltd.	65,200	1,276,795
	Shimamura Co. Ltd.	2,500	246,724
	Shimizu Corp.	58,900	419,161
	Shizuoka Financial Group, Inc.	13,000	110,549
	SoftBank Group Corp.	22,520	922,285
	Sohgo Security Services Co. Ltd.	21,000	122,981
	Sojitz Corp.	26,394	548,081

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sompo Holdings, Inc.	7,697	$333,434
	Stanley Electric Co. Ltd.	14,200	227,123
	Subaru Corp.	69,400	1,201,334
	SUMCO Corp.	39,700	513,009
	Sumitomo Chemical Co. Ltd.	192,000	488,018
	Sumitomo Corp.	69,100	1,358,344
	Sumitomo Electric Industries Ltd.	84,400	886,050
	Sumitomo Forestry Co. Ltd.	14,700	347,088
	Sumitomo Heavy Industries Ltd.	12,100	276,966
	Sumitomo Metal Mining Co. Ltd.	27,300	766,910
	Sumitomo Mitsui Financial Group, Inc.	49,796	2,400,564
	Sumitomo Mitsui Trust Holdings, Inc.	24,303	911,284
	Sumitomo Realty & Development Co. Ltd.	33,500	840,647
	Sumitomo Rubber Industries Ltd.	17,500	177,531
	Suzuken Co. Ltd.	5,100	156,212
	Suzuki Motor Corp.	14,900	578,299
	Taiheiyo Cement Corp.	12,600	215,934
	Taisei Corp.	14,700	498,517
	Taisho Pharmaceutical Holdings Co. Ltd.	1,300	51,478
	Takashimaya Co. Ltd.	17,000	231,186
	Takeda Pharmaceutical Co. Ltd.	96,867	2,629,428
	TDK Corp.	12,200	456,466
	Teijin Ltd.	18,500	167,445
	THK Co. Ltd.	13,400	239,480
	Toda Corp.	9,700	53,868
	Tokai Carbon Co. Ltd.	16,200	124,317
	Tokyo Century Corp.	3,000	115,586
	Tokyo Tatemono Co. Ltd.	21,700	288,140
	Tokyu Fudosan Holdings Corp.	70,500	410,756
	TOPPAN Holdings, Inc.	16,700	385,167
	Toray Industries, Inc.	131,700	637,143
	Tosoh Corp.	30,100	368,551
	Toyo Seikan Group Holdings Ltd.	11,800	198,387
	Toyo Tire Corp.	10,300	152,987
	Toyoda Gosei Co. Ltd.	6,400	127,152
	Toyota Boshoku Corp.	8,100	140,866
	Toyota Industries Corp.	5,900	437,277
	Toyota Motor Corp.	286,850	5,018,079
	Toyota Tsusho Corp.	17,600	936,959
	Yamada Holdings Co. Ltd.	53,500	169,197
	Yamaha Motor Co. Ltd.	34,400	840,628
	Yamato Kogyo Co. Ltd.	1,000	47,911
	Yokohama Rubber Co. Ltd.	14,800	273,498
	Zeon Corp.	13,700	113,237

TOTAL JAPAN			91,331,480

NETHERLANDS — (3.5%)
Ω	ABN AMRO Bank NV, GDR	29,235	393,754
	Aegon Ltd.	109,392	532,002
	Akzo Nobel NV	16,389	1,099,451
	ArcelorMittal SA	15,639	346,041
	ArcelorMittal SA	38,069	838,272
	ASR Nederland NV	8,817	329,037
	Coca-Cola Europacific Partners PLC	8,890	518,599
	Heineken NV	14,444	1,297,699
#	ING Groep NV, Sponsored ADR	18,092	232,301
	ING Groep NV	150,382	1,927,976
	JDE Peet’s NV	8,580	238,284
	Koninklijke Ahold Delhaize NV	133,198	3,944,246

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke KPN NV	190,617	$640,698
*	Koninklijke Philips NV	34,912	664,112
*	Koninklijke Philips NV	10,353	196,293
	NN Group NV	24,324	780,129
*	Prosus NV	12,958	363,262
	Randstad NV	13,219	684,542
	Stellantis NV	10,010	186,987

TOTAL NETHERLANDS			15,213,685

NEW ZEALAND — (0.2%)
	Air New Zealand Ltd.	156,673	61,147
	Auckland International Airport Ltd.	53,325	228,085
	Chorus Ltd.	5,309	22,206
	EBOS Group Ltd.	5,124	104,602
	Fletcher Building Ltd.	98,057	247,124
#	Fonterra Co.-operative Group Ltd.	4,389	7,868
#	Genesis Energy Ltd.	43,164	58,109
	Mercury NZ Ltd.	20,756	71,399
#	Port of Tauranga Ltd.	15,567	46,295
	Ryman Healthcare Ltd.	19,262	63,860
	Summerset Group Holdings Ltd.	14,654	83,220

TOTAL NEW ZEALAND			993,915

NORWAY — (1.0%)
*	Adevinta ASA	16,126	141,740
	Aker ASA, Class A	1,464	88,039
#	Aker BP ASA	22,689	653,934
	Austevoll Seafood ASA	5,842	39,928
Ω	BW LPG Ltd.	4,248	60,132
	DNB Bank ASA	54,110	976,244
	Frontline PLC	2,120	47,398
	Golden Ocean Group Ltd.	17,681	130,821
	Hafnia Ltd.	28,596	187,919
	Leroy Seafood Group ASA	12,690	50,267
	Norsk Hydro ASA	91,465	521,598
	SpareBank 1 SR-Bank ASA	10,821	117,528
	Stolt-Nielsen Ltd.	2,951	97,189
	Storebrand ASA	36,545	305,185
	Subsea 7 SA	23,150	304,094
#	TGS ASA	16,527	226,020
	Wallenius Wilhelmsen ASA	18,082	151,967
	Yara International ASA	11,196	366,355

TOTAL NORWAY			4,466,358

PORTUGAL — (0.1%)
	EDP Renovaveis SA	12,857	206,830
	Galp Energia SGPS SA	17,816	268,215

TOTAL PORTUGAL			475,045

SINGAPORE — (1.1%)
	CapitaLand Investment Ltd.	100,000	214,718
	City Developments Ltd.	59,600	275,102
	Hongkong Land Holdings Ltd.	54,500	172,859
	Keppel Corp. Ltd.	182,400	827,976
	Keppel REIT	36,480	21,183
	Oversea-Chinese Banking Corp. Ltd.	62,800	582,226
*	Seatrium Ltd.	3,481,110	285,099

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Singapore Airlines Ltd.	93,000	$415,269
	United Overseas Bank Ltd.	50,000	986,234
	UOL Group Ltd.	40,699	175,284
	Wilmar International Ltd.	293,900	764,077

TOTAL SINGAPORE			4,720,027

SPAIN — (2.5%)
#	Banco Bilbao Vizcaya Argentaria SA	239,554	1,884,626
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	55,650	435,740
	Banco de Sabadell SA	144,096	179,168
	Banco Santander SA	1,370,586	5,040,923
	CaixaBank SA	163,583	665,053
	Repsol SA	188,959	2,766,766

TOTAL SPAIN			10,972,276

SWEDEN — (2.6%)
	Billerud Aktiebolag	22,231	206,539
	Boliden AB	31,517	807,880
Ω	Dometic Group AB	16,857	104,021
*	Electrolux AB, Class B	16,294	137,117
	Essity AB, Class B	2,086	47,565
	Getinge AB, Class B	14,565	262,216
	Hexpol AB	1,912	16,969
	Holmen AB, Class B	5,250	198,134
	Husqvarna AB, Class B	45,158	292,613
	Loomis AB	7,523	195,427
*	Millicom International Cellular SA, SDR	19,342	303,904
	Pandox AB	2,525	24,854
	Saab AB, Class B	5,367	275,710
	Securitas AB, Class B	49,874	399,511
	Skandinaviska Enskilda Banken AB, Class A	87,656	978,198
	Skanska AB, Class B	37,093	556,912
	SKF AB, Class B	42,879	695,174
	SSAB AB, Class A	26,950	161,444
	SSAB AB, Class B	81,204	471,109
	Svenska Cellulosa AB SCA, Class A	318	4,346
	Svenska Cellulosa AB SCA, Class B	19,810	271,822
	Svenska Handelsbanken AB, Class A	44,022	375,318
	Swedbank AB, Class A	35,798	587,922
	Tele2 AB, Class B	19,028	135,130
	Telefonaktiebolaget LM Ericsson, Class B	202,119	905,438
	Telia Co. AB	293,693	622,613
	Trelleborg AB, Class B	23,562	595,861
	Vitrolife AB	1,139	14,849
	Volvo AB, Class A	8,322	166,850
	Volvo AB, Class B	67,725	1,341,984
#*	Volvo Car AB, Class B	31,088	107,225

TOTAL SWEDEN			11,264,655

SWITZERLAND — (9.2%)
	Alcon, Inc.	19,790	1,412,367
	Baloise Holding AG	3,212	461,198
	Banque Cantonale Vaudoise	498	56,291
	Barry Callebaut AG	202	306,272
	Cie Financiere Richemont SA, Class A	29,199	3,444,765
	DSM-Firmenich AG	9,924	899,668
	Holcim AG	48,967	3,026,038
	Julius Baer Group Ltd.	23,009	1,363,552

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Lonza Group AG	4,520	$1,582,922
	Novartis AG, Sponsored ADR	102,431	9,585,493
	Novartis AG	5,485	513,503
*	Sandoz Group AG	1,097	28,521
#	Sandoz Group AG, ADR	20,486	528,954
	Schindler Holding AG	104	20,274
	SIG Group AG	27,078	596,980
	Swatch Group AG	1,367	349,919
	Swatch Group AG	2,714	131,441
	Swiss Life Holding AG	2,592	1,664,791
	Swiss Prime Site AG	2,133	198,258
	Swiss Re AG	13,170	1,438,991
	Swisscom AG	3,536	2,118,732
*	UBS Group AG	215,202	5,054,182
	Zurich Insurance Group AG	12,509	5,941,681

TOTAL SWITZERLAND			40,724,793

UNITED KINGDOM — (12.6%)
	3i Group PLC	27,605	650,859
	Anglo American PLC	45,629	1,162,607
	Associated British Foods PLC	5,070	125,067
	Aviva PLC	228,320	1,105,883
	Barclays PLC, Sponsored ADR	257,802	1,657,667
	Barclays PLC	187,695	301,259
	Barratt Developments PLC	57,563	290,301
	BP PLC, Sponsored ADR	2,325	85,045
	BP PLC	637,336	3,891,582
#	British American Tobacco PLC, Sponsored ADR	3,938	117,589
	British American Tobacco PLC	99,083	2,959,847
	BT Group PLC	999,637	1,372,928
	DS Smith PLC	141,663	491,354
	Glencore PLC	441,948	2,340,920
	HSBC Holdings PLC	66,473	479,963
#	HSBC Holdings PLC, Sponsored ADR	161,756	5,876,595
	Investec PLC	33,139	184,515
	J Sainsbury PLC	235,900	738,088
	Kingfisher PLC	200,955	513,142
	Lloyds Banking Group PLC	3,261,234	1,587,238
	Lloyds Banking Group PLC, ADR	608,371	1,161,989
	M&G PLC	41,089	99,223
	Melrose Industries PLC	50,478	287,414
	Mondi PLC	38,735	626,558
	NatWest Group PLC	159,979	348,085
#	NatWest Group PLC, Sponsored ADR	131,050	575,308
	Persimmon PLC	2,987	36,991
	Phoenix Group Holdings PLC	3,886	21,466
	Shell PLC	61,108	1,969,317
#	Shell PLC, ADR	290,164	18,901,283
	Standard Chartered PLC	146,778	1,125,395
	Taylor Wimpey PLC	262,338	354,325
	Tesco PLC	375,840	1,233,341
	Vodafone Group PLC	2,450,130	2,255,436
	Vodafone Group PLC, Sponsored ADR	63,098	583,024
	Whitbread PLC	1,622	65,769

TOTAL UNITED KINGDOM			55,577,373

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
UNITED STATES — (0.8%)
# CRH PLC	38,183	$2,045,463
* Newmont Corp., CDI	33,886	1,298,548

TOTAL UNITED STATES		3,344,011

TOTAL COMMON STOCKS		416,231,558

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Bayerische Motoren Werke AG, 10.623%	5,480	465,962
Henkel AG & Co. KGaA, 2.718%	1,994	143,837
Porsche Automobil Holding SE, 6.071%	7,818	349,919
Volkswagen AG, 27.853%	18,370	1,948,151

TOTAL GERMANY		2,907,869

TOTAL INVESTMENT SECURITIES (Cost $416,815,432)		419,139,427

		Value†
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	1,873,266	21,668,073

TOTAL INVESTMENTS — (100.0%) (Cost $438,483,765)		$440,807,500

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$25,206,973	—	$25,206,973
Austria	—	645,726	—	645,726
Belgium	—	2,584,115	—	2,584,115
Canada	$39,341,316	—	—	39,341,316
Denmark	—	9,374,810	—	9,374,810
Finland	112,702	3,583,139	—	3,695,841
France	478,921	47,948,093	—	48,427,014
Germany	526,806	26,003,135	—	26,529,941
Hong Kong	—	7,622,868	—	7,622,868
Ireland	—	1,232,817	—	1,232,817
Israel	—	2,285,181	—	2,285,181
Italy	1,152,254	9,049,084	—	10,201,338
Japan	—	91,331,480	—	91,331,480
Netherlands	1,453,853	13,759,832	—	15,213,685
New Zealand	—	993,915	—	993,915
Norway	—	4,466,358	—	4,466,358
Portugal	—	475,045	—	475,045
Singapore	—	4,720,027	—	4,720,027
Spain	435,740	10,536,536	—	10,972,276
Sweden	—	11,264,655	—	11,264,655
Switzerland	12,762,698	27,962,095	—	40,724,793
United Kingdom	28,958,500	26,618,873	—	55,577,373
United States	3,344,011	—	—	3,344,011
Preferred Stocks
Germany	—	2,907,869	—	2,907,869
Securities Lending Collateral	—	21,668,073	—	21,668,073

TOTAL	$88,566,801	$352,240,699	—	$440,807,500

See accompanying Notes to Financial Statements.

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.5%)
	A2B Australia Ltd.	9,538	$9,273
	Accent Group Ltd.	47,571	56,819
#	Acrow Formwork & Construction Services Ltd.	20,637	11,446
#	Adairs Ltd.	20,861	16,537
*	Adbri Ltd.	40,301	50,630
*	Ainsworth Game Technology Ltd.	11,272	7,451
#*	Alcidion Group Ltd.	58,601	3,606
*	Alkane Resources Ltd.	69,913	26,089
*	Alliance Aviation Services Ltd.	13,267	25,343
	Altium Ltd.	3,362	84,801
*	Alumina Ltd.	216,352	107,513
#*	AMA Group Ltd.	153,476	6,056
	AMP Ltd.	329,173	219,325
	Ansell Ltd.	16,195	218,807
#*	Appen Ltd.	10,508	6,045
#*	Arafura Rare Earths Ltd.	349,197	41,283
	ARB Corp. Ltd.	10,228	190,858
#*	Archer Materials Ltd.	10,038	2,810
*	Ardent Leisure Group Ltd.	72,872	20,811
#	ARN Media Ltd.	38,557	19,334
#*	Aroa Biosurgery Ltd.	37,311	18,347
	AUB Group Ltd.	14,944	256,641
*	Audinate Group Ltd.	9,791	78,104
#*	Aurelia Metals Ltd.	197,432	11,850
*	Aussie Broadband Ltd.	19,735	49,165
	Austal Ltd.	45,982	49,652
*	Australian Agricultural Co. Ltd.	38,789	30,664
#	Australian Clinical Labs Ltd.	12,753	21,814
	Australian Ethical Investment Ltd.	14,137	34,988
#	Australian Finance Group Ltd.	24,189	19,816
#*	Australian Strategic Materials Ltd.	13,181	11,833
	Australian Vintage Ltd.	35,719	8,978
	Auswide Bank Ltd.	4,944	16,151
#	AVJennings Ltd.	41,296	6,303
#*††	AVZ Minerals Ltd.	217,167	22,770
#	Baby Bunting Group Ltd.	18,263	19,766
	Bank of Queensland Ltd.	72,057	234,160
	Bapcor Ltd.	44,195	150,433
	Base Resources Ltd.	50,358	4,316
	Beach Energy Ltd.	184,669	181,890
#	Beacon Lighting Group Ltd.	7,969	9,322
	Bega Cheese Ltd.	32,803	58,122
#	Bell Financial Group Ltd.	16,281	10,115
*	Bellevue Gold Ltd.	140,181	127,484
#*	Betmakers Technology Group Ltd.	25,815	1,302
#*	Bigtincan Holdings Ltd.	34,867	6,110
*	Boral Ltd.	37,750	108,221
*	Boss Energy Ltd.	48,844	134,602
#	Bravura Solutions Ltd.	51,427	22,575
	Breville Group Ltd.	14,849	201,247
	Brickworks Ltd.	8,205	127,883
#*	Bubs Australia Ltd.	67,202	7,048
#*††	BWX Ltd.	22,565	1,074
*	Byron Energy Ltd.	58,539	2,974
#*	Calidus Resources Ltd.	42,740	5,256
	Capitol Health Ltd.	65,386	8,089
	Capral Ltd.	1,923	10,173

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Capricorn Metals Ltd.	32,506	$96,718
#*	Carnarvon Energy Ltd.	150,007	14,281
	Cedar Woods Properties Ltd.	9,351	26,292
*	Cettire Ltd.	7,248	11,839
	Challenger Ltd.	60,939	227,221
	Champion Iron Ltd.	37,770	171,797
#*	City Chic Collective Ltd.	25,276	4,176
	ClearView Wealth Ltd.	24,888	8,296
#	Clinuvel Pharmaceuticals Ltd.	6,591	61,675
#	Clover Corp. Ltd.	25,399	14,382
#*	Cobalt Blue Holdings Ltd.	39,534	5,785
	Codan Ltd.	9,251	45,884
#*	Cogstate Ltd.	9,666	9,023
	Collins Foods Ltd.	14,756	85,568
#*	Cooper Energy Ltd.	400,748	24,459
#*	Core Lithium Ltd.	93,872	21,585
Ω	Coronado Global Resources, Inc., CDI	27,255	29,981
	Corporate Travel Management Ltd.	16,158	170,978
	Costa Group Holdings Ltd.	61,282	120,872
	Credit Corp. Group Ltd.	8,852	68,294
	CSR Ltd.	62,643	223,835
	Data#3 Ltd.	22,744	98,043
#*	De Grey Mining Ltd.	184,340	138,550
#*	Deep Yellow Ltd.	68,231	54,657
	Deterra Royalties Ltd.	20,351	60,809
#	Dicker Data Ltd.	8,397	56,353
	Domain Holdings Australia Ltd.	30,769	66,696
	Domino’s Pizza Enterprises Ltd.	6,337	205,376
	Downer EDI Ltd.	165,400	397,796
	Eagers Automotive Ltd.	19,140	157,422
#*	Ecograf Ltd.	45,072	6,563
	Elanor Investor Group	2,855	2,165
	Elders Ltd.	16,462	62,119
#*	Electro Optic Systems Holdings Ltd.	4,620	2,620
*	Elixir Energy Ltd.	28,233	1,204
#	Emeco Holdings Ltd.	55,197	20,145
*	Emerald Resources NL	52,850	86,564
#*	EML Payments Ltd.	30,737	22,217
	Enero Group Ltd.	7,597	7,317
#*	EnviroSuite Ltd.	65,036	2,441
	EQT Holdings Ltd.	3,451	54,849
	Estia Health Ltd.	28,335	54,935
	Euroz Hartleys Group Ltd.	14,654	7,871
	EVT Ltd.	12,918	85,655
*	Experience Co. Ltd.	24,597	3,353
*	FleetPartners Group Ltd.	44,716	70,632
	Fleetwood Ltd.	9,756	10,278
#	Flight Centre Travel Group Ltd.	19,673	233,860
#*	Frontier Digital Ventures Ltd.	17,664	4,436
	G8 Education Ltd.	111,168	67,180
#*	Galan Lithium Ltd.	24,407	9,805
*	Genesis Minerals Ltd.	17,135	15,753
#*	Genetic Signatures Ltd.	11,777	3,732
	Gold Road Resources Ltd.	137,398	163,324
	GR Engineering Services Ltd.	12,539	16,784
	GrainCorp Ltd., Class A	29,924	132,253
	Grange Resources Ltd.	55,500	14,683
	GUD Holdings Ltd.	18,541	126,084
	GWA Group Ltd.	32,736	35,665

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Hansen Technologies Ltd.	27,695	$91,455
#	Harvey Norman Holdings Ltd.	64,104	149,841
#*	Hastings Technology Metals Ltd.	3,929	1,988
	Healius Ltd.	72,244	83,257
	Healthia Ltd.	12,410	13,944
	Helia Group Ltd.	41,663	95,814
#	Helloworld Travel Ltd.	7,031	10,529
#*	Highfield Resources Ltd.	24,514	5,293
	HUB24 Ltd.	9,847	190,128
#	Humm Group Ltd.	50,676	13,218
	Iluka Resources Ltd.	34,902	161,169
	Imdex Ltd.	74,126	77,751
#*	Immutep Ltd.	100,112	20,023
*	ImpediMed Ltd.	121,421	8,848
	Infomedia Ltd.	62,093	56,493
	Inghams Group Ltd.	50,749	118,861
	Insignia Financial Ltd.	97,601	128,365
	Integral Diagnostics Ltd.	26,575	45,012
*	Integrated Research Ltd.	11,699	2,342
	InvoCare Ltd.	16,052	129,183
#*	ioneer Ltd.	191,542	17,154
	IPH Ltd.	28,005	121,701
	IRESS Ltd.	20,604	65,701
	IVE Group Ltd.	19,754	23,241
	JB Hi-Fi Ltd.	5,149	148,008
#*	Jervois Global Ltd.	90,498	1,787
	Johns Lyng Group Ltd.	22,296	86,799
	Jumbo Interactive Ltd.	3,461	30,524
	Jupiter Mines Ltd.	181,844	21,937
*	Karoon Energy Ltd.	79,446	127,932
	Kelsian Group Ltd.	19,749	75,951
#*	Kogan.com Ltd.	7,740	21,599
#*	Lark Distilling Co. Ltd.	2,994	2,777
#	Lifestyle Communities Ltd.	12,582	125,169
	Lindsay Australia Ltd.	20,364	12,503
	Link Administration Holdings Ltd.	75,202	57,085
	Lovisa Holdings Ltd.	6,999	77,453
	Lycopodium Ltd.	4,742	27,608
	MA Financial Group Ltd.	10,549	28,787
#	Maas Group Holdings Ltd.	4,565	9,953
	Macmahon Holdings Ltd.	161,782	15,945
*	Macquarie Technology Group Ltd.	1,228	48,671
#	Mader Group Ltd.	4,057	16,265
	Magellan Financial Group Ltd.	19,568	81,205
	Mayne Pharma Group Ltd.	8,428	19,665
	McMillan Shakespeare Ltd.	9,141	97,418
	McPherson’s Ltd.	7,753	1,937
#*	Medical Developments International Ltd.	6,581	3,345
*	Megaport Ltd.	13,591	83,120
#*	Mesoblast Ltd.	59,528	13,627
*	Metals X Ltd.	120,257	21,429
	Metcash Ltd.	105,504	247,073
	Michael Hill International Ltd.	13,468	7,017
*	MMA Offshore Ltd.	42,290	34,034
	Monadelphous Group Ltd.	13,437	120,376
	Monash IVF Group Ltd.	45,202	37,354
*	Mount Gibson Iron Ltd.	74,201	23,395
	Myer Holdings Ltd.	91,183	29,044
	MyState Ltd.	14,796	27,362

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Nanosonics Ltd.	29,690	$70,857
#	Navigator Global Investments Ltd.	17,539	13,122
#*	Neometals Ltd.	38,972	5,324
	Netwealth Group Ltd.	16,003	130,027
	New Hope Corp. Ltd.	64,042	235,680
	Newcrest Mining Ltd.	4,675	70,019
	NextEd Group Ltd.	27,655	14,087
	nib holdings Ltd.	61,897	285,260
	Nick Scali Ltd.	8,501	58,310
#	Nickel Industries Ltd.	156,678	74,593
	Nine Entertainment Co. Holdings Ltd.	175,251	206,514
#*	Novonix Ltd.	26,095	11,427
	NRW Holdings Ltd.	72,942	116,510
	Nufarm Ltd.	50,398	139,260
	Objective Corp. Ltd.	2,833	19,103
*	OFX Group Ltd.	28,697	28,107
#	OM Holdings Ltd.	27,595	8,124
#*	Omni Bridgeway Ltd.	38,201	36,895
	oOh!media Ltd.	67,577	56,067
*	OreCorp Ltd.	14,300	4,157
	Orora Ltd.	162,854	255,213
#	Pacific Current Group Ltd.	4,674	26,957
*	Pact Group Holdings Ltd.	26,672	11,777
*	Paladin Energy Ltd.	350,385	211,144
#*	Panoramic Resources Ltd.	303,459	6,776
#*	Pantoro Ltd.	240,079	4,850
	Peet Ltd.	49,105	36,768
#	PeopleIN Ltd.	7,861	7,521
*	Perenti Ltd.	100,608	68,029
	Perpetual Ltd.	15,214	186,000
	Perseus Mining Ltd.	175,799	187,834
*	PEXA Group Ltd.	18,151	125,894
#	Pinnacle Investment Management Group Ltd.	14,934	74,015
	Platinum Asset Management Ltd.	75,324	53,865
	PointsBet Holdings Ltd.	30,555	14,749
*	Poseidon Nickel Ltd.	149,711	1,511
*	PPK Group Ltd.	3,365	2,092
*	PPK Mining Equipment Group Pty. Ltd.	3,365	0
#*	Praemium Ltd.	49,756	17,606
	Premier Investments Ltd.	8,535	123,760
*	Prescient Therapeutics Ltd.	56,023	2,032
	Propel Funeral Partners Ltd.	11,096	31,469
	PSC Insurance Group Ltd.	15,632	44,186
	PWR Holdings Ltd.	9,124	56,855
	Ramelius Resources Ltd.	121,872	126,579
*	ReadyTech Holdings Ltd.	3,553	8,117
*	Red 5 Ltd.	485,625	97,889
#*	Redbubble Ltd.	21,367	7,621
#	Regal Partners Ltd.	4,358	4,842
#	Regis Healthcare Ltd.	16,349	25,934
*	Regis Resources Ltd.	94,993	102,835
	Reject Shop Ltd.	1,897	6,256
	Reliance Worldwide Corp. Ltd.	98,851	220,335
*	Resolute Mining Ltd.	251,256	56,748
#*	Retail Food Group Ltd.	474,627	14,490
*	Rex Minerals Ltd.	82,132	8,599
	Ridley Corp. Ltd.	33,998	47,771
*	RPMGlobal Holdings Ltd.	21,479	19,620
#*	Rumble Resources Ltd.	37,032	2,343

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*††	Salmat Ltd.	3,642	$0
*	Sandfire Resources Ltd.	59,517	225,763
	Select Harvests Ltd.	21,221	52,199
#	Servcorp Ltd.	6,297	11,992
#	Service Stream Ltd.	91,018	50,848
*	Seven West Media Ltd.	118,278	19,943
	SG Fleet Group Ltd.	16,719	26,906
#*	Sierra Rutile Holdings Ltd.	31,166	3,375
	Sigma Healthcare Ltd.	177,485	72,805
*	Silver Lake Resources Ltd.	124,833	82,109
*	Silver Mines Ltd.	89,626	9,871
	Sims Ltd.	22,887	182,441
	SmartGroup Corp. Ltd.	16,202	88,580
#	Solvar Ltd.	28,768	20,367
	Southern Cross Electrical Engineering Ltd.	24,152	12,186
#	Southern Cross Media Group Ltd.	48,316	27,775
*††	SpeedCast International Ltd.	29,981	0
#*	St Barbara Ltd.	132,585	14,611
*	Stanmore Resources Ltd.	5,938	14,389
*	Star Entertainment Group Ltd.	302,437	102,168
*	Strandline Resources Ltd.	109,918	6,624
#*	Strike Energy Ltd.	197,840	49,129
#*	Sunland Group Ltd.	14,139	655
	Super Retail Group Ltd.	22,153	186,402
#*	Superloop Ltd.	62,968	24,358
	Symbio Holdings Ltd.	4,961	8,638
#*	Syrah Resources Ltd.	81,401	34,618
	Tabcorp Holdings Ltd.	304,304	150,152
	Technology One Ltd.	17,589	163,117
#*	Temple & Webster Group Ltd.	10,506	37,518
††	Ten Sixty Four Ltd.	15,386	2,050
#	Terracom Ltd.	76,351	17,994
*	Tyro Payments Ltd.	50,070	27,550
	Ventia Services Group Pty. Ltd.	9,854	17,223
*††	Virgin Australia Holdings Pty. Ltd.	110,192	0
Ω	Viva Energy Group Ltd.	121,321	218,465
#*	Vulcan Energy Resources Ltd.	8,704	11,508
#*	Wagners Holding Co. Ltd.	8,025	4,667
#*	Webjet Ltd.	52,612	204,449
*	West African Resources Ltd.	112,453	52,250
*	Westgold Resources Ltd.	73,936	96,774
#*	Widgie Nickel Ltd.	9,239	1,087
#*	Zip Co. Ltd.	41,471	7,586

TOTAL AUSTRALIA			16,838,137

AUSTRIA — (1.3%)
	Addiko Bank AG	2,352	31,568
	Agrana Beteiligungs AG	2,144	34,134
	ANDRITZ AG	8,743	402,432
	AT&S Austria Technologie & Systemtechnik AG	3,173	79,661
Ω	BAWAG Group AG	10,483	466,917
	CA Immobilien Anlagen AG	3,801	128,524
	DO & Co. AG	1,046	122,217
*	Eurotelesites AG	4,310	14,502
	EVN AG	5,162	140,249
*	FACC AG	2,374	14,491
*	Immofinanz AG	3,087	62,145
*	Immofinanz AG	10,232	0
*	Kapsch TrafficCom AG	757	7,134

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
*	Lenzing AG	1,793	$69,814
	Mayr Melnhof Karton AG	767	90,236
	Oesterreichische Post AG	2,608	83,138
	Palfinger AG	2,888	69,684
	POLYTEC Holding AG	1,603	6,786
	Porr Ag	2,323	27,830
*	Raiffeisen Bank International AG	12,546	181,763
*	Rosenbauer International AG	346	11,166
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	70,645
	Semperit AG Holding	1,873	30,356
	Telekom Austria AG	17,241	120,390
	UBM Development AG	812	17,410
	UNIQA Insurance Group AG	18,957	153,066
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,745	100,548
	voestalpine AG	15,702	392,095
	Wienerberger AG	13,664	331,037
	Zumtobel Group AG	3,981	24,276

TOTAL AUSTRIA			3,284,214

BELGIUM — (1.4%)
	Ackermans & van Haaren NV	3,042	451,594
	Ageas SA	1,349	51,819
*	AGFA-Gevaert NV	20,629	33,284
	Atenor	581	8,271
	Azelis Group NV	1,639	27,954
	Barco NV	8,285	127,207
	Bekaert SA	4,681	189,535
*Ω	Biocartis Group NV	5,650	1,734
	bpost SA	9,253	50,174
	Cie d’Entreprises CFE	891	6,254
	Colruyt Group NV	7,323	303,066
	Deceuninck NV	10,393	24,875
	Deme Group NV	809	74,853
	Econocom Group SA	14,168	34,761
	Elia Group SA	505	47,953
*	Euronav NV	20,818	372,328
	EVS Broadcast Equipment SA	1,783	50,245
	Fagron	8,950	157,288
*	Galapagos NV	4,331	144,098
	Gimv NV	2,408	93,116
	Greenyard NV	2,745	15,760
*	Hyloris Pharmaceuticals SA	768	10,106
#	Immobel SA	570	15,847
	Ion Beam Applications	3,161	31,104
	Jensen-Group NV	507	16,705
	Kinepolis Group NV	1,476	72,805
	Lotus Bakeries NV	51	377,826
	Melexis NV	2,453	180,579
*	Mithra Pharmaceuticals SA	419	518
*	Ontex Group NV	11,107	81,269
*	Orange Belgium SA	2,344	33,590
	Proximus SADP	13,464	111,597
	Recticel SA	6,178	55,575
	Shurgard Self Storage Ltd.	579	21,669
	Sipef NV	638	35,394
	Tessenderlo Group SA	2,766	80,532
	Umicore SA	3,918	93,220
*	Unifiedpost Group SA	1,279	3,117
	Van de Velde NV	1,093	36,961

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	VGP NV	1,009	$82,139
	Viohalco SA	9,200	47,317

TOTAL BELGIUM			3,654,039

CANADA — (11.0%)
*	5N Plus, Inc.	13,400	31,888
	Acadian Timber Corp.	1,400	15,668
	ADENTRA, Inc.	2,043	37,420
*	Advantage Energy Ltd.	19,181	139,284
	Aecon Group, Inc.	10,491	77,165
	Africa Oil Corp.	44,613	82,358
	Ag Growth International, Inc.	2,667	93,602
	AGF Management Ltd., Class B	7,345	34,534
*	Aimia, Inc.	12,133	28,085
#	AirBoss of America Corp.	2,200	5,981
	Alamos Gold, Inc., Class A	44,148	546,602
	Alaris Equity Partners Income	2,438	22,116
#	Algoma Central Corp.	1,600	16,949
	Altius Minerals Corp.	6,300	92,268
*	Altius Renewable Royalties Corp.	2,800	14,416
	Altus Group Ltd.	6,200	210,579
	Amerigo Resources Ltd.	14,600	12,423
	Andlauer Healthcare Group, Inc.	1,942	54,391
	Andrew Peller Ltd., Class A	4,300	11,504
#*	Argonaut Gold, Inc.	45,552	16,424
#*	Aritzia, Inc.	11,971	186,201
*	Ascot Resources Ltd.	51,004	14,344
	Atco Ltd., Class I	10,207	261,661
*	Athabasca Oil Corp.	58,945	175,124
*	ATS Corp.	10,714	360,803
#	Aura Minerals, Inc.	2,400	16,130
*	Aurora Cannabis, Inc.	6,509	2,872
*	AutoCanada, Inc.	2,934	50,714
	B2Gold Corp.	158,591	511,050
	Badger Infrastructure Solution	3,609	95,589
#*	Ballard Power Systems, Inc.	24,100	80,253
*	Bausch Health Cos., Inc.	38,954	265,666
	Baytex Energy Corp.	67,344	291,375
	Birchcliff Energy Ltd.	32,513	179,592
	Bird Construction, Inc.	7,638	58,714
*	Bitfarms Ltd.	16,693	17,695
	Black Diamond Group Ltd.	4,896	22,172
#*	BlackBerry Ltd.	44,469	159,199
	BMTC Group, Inc.	850	8,275
*	Bombardier, Inc., Class B	11,648	373,691
#*	Bonterra Energy Corp.	3,035	15,014
	Boralex, Inc., Class A	12,043	224,143
	Boyd Group Services, Inc.	2,853	486,414
	Bridgemarq Real Estate Services	700	5,679
#	Brookfield Infrastructure Corp., Class A	4,690	120,800
*	Calfrac Well Services Ltd.	3,300	12,255
	Calian Group Ltd.	1,900	68,053
*	Calibre Mining Corp.	11,681	12,130
	Canaccord Genuity Group, Inc.	12,896	66,677
#	Canacol Energy Ltd.	3,610	17,858
#*	Canada Goose Holdings, Inc.	7,172	79,591
	Canadian Western Bank	12,218	242,113
*	Canfor Corp.	8,400	85,893
*	Canfor Pulp Products, Inc.	3,143	4,102

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Capital Power Corp.	14,199	$363,384
*	Capstone Copper Corp.	70,612	240,338
#	Cardinal Energy Ltd.	14,331	76,681
*	CareRx Corp.	3,200	3,646
	Cascades, Inc.	11,029	89,393
*	Celestica, Inc.	14,897	347,731
	Centerra Gold, Inc.	26,068	132,527
	CES Energy Solutions Corp.	31,177	81,610
#*	Charlottes Web Holdings, Inc.	9,735	2,457
	CI Financial Corp.	23,797	215,705
*	Cineplex, Inc.	5,627	33,841
	Cogeco Communications, Inc.	2,100	82,713
	Cogeco, Inc.	800	27,195
#	Colliers International Group, Inc.	3,633	329,577
	Computer Modelling Group Ltd.	12,144	80,216
	Corby Spirit & Wine Ltd.	1,800	17,108
#	Corus Entertainment, Inc., Class B	27,296	12,597
	Crescent Point Energy Corp.	82,975	664,705
*	Crew Energy, Inc.	14,427	64,397
#*	Cronos Group, Inc.	25,818	46,731
	Definity Financial Corp.	7,235	200,029
*	Denison Mines Corp.	73,717	118,011
*	dentalcorp Holdings Ltd.	1,216	4,823
	Dexterra Group, Inc.	6,209	24,896
	Doman Building Materials Group Ltd.	7,152	34,761
*	Dorel Industries, Inc., Class B	3,700	14,408
	DREAM Unlimited Corp., Class A	3,325	40,593
	Dundee Precious Metals, Inc.	26,117	171,194
	Dye & Durham Ltd.	4,280	24,969
	Dynacor Group, Inc.	4,900	11,660
	ECN Capital Corp.	18,146	25,124
	E-L Financial Corp. Ltd.	204	125,141
#*	Eldorado Gold Corp.	29,634	320,522
#*	Endeavour Silver Corp.	25,198	54,067
	Enerflex Ltd.	18,236	72,589
*	Energy Fuels, Inc.	5,331	42,629
	Enerplus Corp.	30,676	518,732
	Enghouse Systems Ltd.	7,090	166,469
*	Ensign Energy Services, Inc.	15,950	29,214
	EQB, Inc.	3,986	197,813
#*	Equinox Gold Corp.	48,640	213,690
*	ERO Copper Corp.	6,989	94,850
	Evertz Technologies Ltd.	4,402	39,838
	Exchange Income Corp.	3,043	93,589
	Exco Technologies Ltd.	4,600	23,717
#	Extendicare, Inc.	7,210	30,467
	Fiera Capital Corp.	11,800	39,652
	Finning International, Inc.	20,006	536,090
	Firm Capital Mortgage Investment Corp.	4,900	33,709
#	First Majestic Silver Corp.	32,793	168,866
#*	First Mining Gold Corp.	27,500	2,578
	First National Financial Corp.	2,280	56,887
*	Fission Uranium Corp.	56,500	37,891
*	Foraco International SA	200	262
#*	Fortuna Silver Mines, Inc.	49,227	138,180
#*	Freegold Ventures Ltd.	22,000	5,791
	Freehold Royalties Ltd.	17,695	182,214
*	Frontera Energy Corp.	6,849	58,081
#*	Galiano Gold, Inc.	12,801	6,646

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Gamehost, Inc.	2,000	$12,937
*	GDI Integrated Facility Services, Inc.	1,900	51,228
#	Gear Energy Ltd.	23,288	13,770
#	Gibson Energy, Inc.	19,531	296,750
	goeasy Ltd.	1,536	121,839
*	GoGold Resources, Inc.	26,229	24,210
#	GoldMoney, Inc.	1,360	8,316
*	Gran Tierra Energy, Inc.	5,292	32,591
	Guardian Capital Group Ltd., Class A	2,850	81,508
*	Haivision Systems, Inc.	3,200	8,261
	Hammond Power Solutions, Inc.	1,609	82,275
	Headwater Exploration, Inc.	31,363	168,717
*	Heroux-Devtek, Inc.	5,297	58,442
	High Liner Foods, Inc.	2,300	17,531
#	HLS Therapeutics, Inc.	2,903	10,551
	Hudbay Minerals, Inc.	40,440	176,427
#*	Hut 8 Mining Corp.	5,351	11,612
*	IAMGOLD Corp.	69,545	177,765
*	Imperial Metals Corp.	9,700	14,689
	Information Services Corp.	2,000	29,493
	Innergex Renewable Energy, Inc.	17,169	105,732
	InPlay Oil Corp.	7,900	14,641
*	Interfor Corp.	7,278	89,797
*	Invesque, Inc.	4,300	1,312
Ω	Jamieson Wellness, Inc.	5,148	84,529
#*	Journey Energy, Inc.	2,400	8,619
*	K92 Mining, Inc.	26,045	93,907
*	Karora Resources, Inc.	15,448	46,007
	K-Bro Linen, Inc.	1,500	34,202
*	Kelt Exploration Ltd.	19,288	109,601
*	Kinaxis, Inc.	651	63,572
*	Knight Therapeutics, Inc.	14,616	47,956
#	KP Tissue, Inc.	700	4,765
	Labrador Iron Ore Royalty Corp.	7,500	164,954
#*	Largo, Inc.	1,753	4,109
	Lassonde Industries, Inc., Class A	400	39,762
	Laurentian Bank of Canada	6,900	126,382
	Leon’s Furniture Ltd.	3,400	41,558
*	Lightspeed Commerce, Inc.	16,853	210,019
	Linamar Corp.	6,105	263,967
#	Logan Energy Corp.	17,944	12,940
	Logistec Corp., Class B	300	13,683
#*	Lucara Diamond Corp.	52,607	12,898
	Lundin Gold, Inc.	10,991	132,518
#*	MAG Silver Corp.	3,815	38,188
	Magellan Aerospace Corp.	2,400	12,703
*	Mainstreet Equity Corp.	600	58,323
*	Major Drilling Group International, Inc.	13,573	71,841
*	Mandalay Resources Corp.	5,300	6,421
	Maple Leaf Foods, Inc.	10,896	216,938
*	Marimaca Copper Corp.	700	1,873
	Martinrea International, Inc.	8,810	72,615
*	MDA Ltd.	6,100	50,454
*	MDF Commerce, Inc.	2,102	5,684
	Medical Facilities Corp.	5,100	33,761
*	MEG Energy Corp.	31,219	616,838
	Melcor Developments Ltd.	2,200	17,800
	Methanex Corp.	7,987	329,464
	Morguard Corp.	700	51,240

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	MTY Food Group, Inc.	3,000	$112,883
	Mullen Group Ltd.	10,788	102,376
	Neo Performance Materials, Inc.	3,936	19,442
*	New Gold, Inc.	90,970	110,863
#*	New Pacific Metals Corp.	4,600	6,992
#	NFI Group, Inc.	8,237	76,980
	North American Construction Group Ltd.	3,900	80,264
	North West Co., Inc.	6,881	175,455
	Nuvei Corp.	5,917	82,187
*	NuVista Energy Ltd.	19,160	185,832
#*	Obsidian Energy Ltd.	8,219	69,862
	OceanaGold Corp.	107,853	180,436
	Onex Corp.	3,589	201,144
	Organigram Holdings, Inc.	5,700	5,985
*	Orla Mining Ltd.	24,692	75,907
	Osisko Gold Royalties Ltd.	24,686	301,699
#*	Osisko Mining, Inc.	32,517	63,076
	Paramount Resources Ltd., Class A	10,792	259,391
	Parex Resources, Inc.	13,769	263,912
	Park Lawn Corp.	5,954	70,027
	Parkland Corp.	18,876	571,282
	Pason Systems, Inc.	13,302	127,481
*	Perpetua Resources Corp.	3,100	11,191
	Peyto Exploration & Development Corp.	23,340	245,728
	PHX Energy Services Corp.	5,500	29,191
*	Pieridae Energy Ltd.	9,300	3,554
	Pine Cliff Energy Ltd.	23,500	26,097
	Pizza Pizza Royalty Corp.	4,000	38,103
	Polaris Renewable Energy, Inc.	3,600	33,878
	Pollard Banknote Ltd.	1,300	26,014
*	PolyMet Mining Corp.	1,089	2,219
	PrairieSky Royalty Ltd.	29,509	518,150
*	Precision Drilling Corp.	2,063	119,560
	Premium Brands Holdings Corp.	6,089	392,014
	Primo Water Corp.	22,340	291,481
	Pulse Seismic, Inc.	6,700	8,842
#	Quarterhill, Inc.	10,900	11,790
*	Real Matters, Inc.	9,299	32,790
*	RF Capital Group, Inc.	155	579
	Richelieu Hardware Ltd.	7,569	226,401
	Rogers Sugar, Inc.	12,650	46,979
	Russel Metals, Inc.	8,650	215,509
#	Savaria Corp.	8,482	75,844
*	Seabridge Gold, Inc.	6,527	71,472
	Secure Energy Services, Inc.	39,369	218,598
*	Shawcor Ltd.	13,242	138,651
	Sienna Senior Living, Inc.	9,677	69,991
#*	Sierra Metals, Inc.	5,800	1,652
*	SilverCrest Metals, Inc.	4,191	20,829
Ω	Sleep Country Canada Holdings, Inc.	5,401	85,177
	SNC-Lavalin Group, Inc.	23,816	661,541
	Softchoice Corp.	2,854	34,143
	Spartan Delta Corp.	12,672	40,755
Ω	Spin Master Corp.	3,700	88,448
#	Sprott, Inc.	3,498	101,446
	SSR Mining, Inc.	27,045	374,688
	Stelco Holdings, Inc.	5,317	149,838
	Stella-Jones, Inc.	7,165	375,313
*Ω	STEP Energy Services Ltd.	6,600	20,798

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	StorageVault Canada, Inc.	15,166	$47,026
#	Strathcona Resources Ltd.	924	18,098
*	SunOpta, Inc.	8,184	31,278
	Superior Plus Corp.	22,014	147,951
	Supremex, Inc.	5,800	17,566
#	Surge Energy, Inc.	12,731	87,398
#	Tamarack Valley Energy Ltd.	60,509	182,825
#*	Taseko Mines Ltd.	35,100	37,460
	TECSYS, Inc.	300	5,733
	TELUS Corp.	3,680	59,329
	TerraVest Industries, Inc.	800	18,887
#	Tidewater Midstream & Infrastructure Ltd.	35,300	25,710
#*	Tilray Brands, Inc.	8,500	15,300
	Timbercreek Financial Corp.	9,652	40,160
	Topaz Energy Corp.	7,152	109,337
*	Torex Gold Resources, Inc.	13,010	125,433
	Total Energy Services, Inc.	6,761	40,367
#*	Touchstone Exploration, Inc.	7,300	4,843
	TransAlta Corp.	2,956	21,638
#	TransAlta Corp.	29,463	215,648
*	Transat AT, Inc., Class A	3,900	8,465
	Transcontinental, Inc., Class A	9,225	67,919
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	20,474	69,243
	Tricon Residential, Inc.	27,213	180,345
	Triple Flag Precious Metals Corp.	6,273	80,053
*	Trisura Group Ltd.	6,900	151,708
	Vecima Networks, Inc.	1,200	14,174
	Vermilion Energy, Inc.	23,013	331,882
	VersaBank	1,000	7,471
*	Victoria Gold Corp.	6,200	25,886
*	Viemed Healthcare, Inc.	5,700	35,978
	Wajax Corp.	3,513	75,643
*	Well Health Technologies Corp.	18,816	50,203
*	Wesdome Gold Mines Ltd.	18,179	97,269
*	Western Copper & Gold Corp.	4,800	5,832
	Western Forest Products, Inc.	40,649	21,105
	Westshore Terminals Investment Corp.	4,442	74,922
	Whitecap Resources, Inc.	38,786	299,550
#*	WildBrain Ltd.	12,570	12,328
	Winpak Ltd.	4,500	122,531
*	Yangarra Resources Ltd.	8,100	10,105
#	Yellow Pages Ltd.	1,431	12,001
††	Zenith Capital Corp.	1,300	141

TOTAL CANADA			28,658,649

CHINA — (0.1%)
*	AustAsia Group Ltd.	6,424	1,344
	China Gold International Resources Corp. Ltd.	43,400	184,648
*††	Hanfeng Evergreen, Inc.	2,400	0
	SIIC Environment Holdings Ltd.	58,600	8,339

TOTAL CHINA			194,331

DENMARK — (2.4%)
*	ALK-Abello AS	15,012	166,639
	Alm Brand AS	121,500	175,846
#*	Ambu AS, Class B	16,417	162,024
#*	Bang & Olufsen AS	14,001	17,124

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	BankNordik P	552	$12,405
#*	Bavarian Nordic AS	10,643	202,860
*	Brodrene Hartmann AS	204	10,156
	cBrain AS	1,050	27,165
	Chemometec AS	1,819	75,251
	Columbus AS	16,517	14,281
	D/S Norden AS	2,740	155,677
	Dfds AS	5,638	162,866
	FLSmidth & Co. AS	8,868	332,576
	Fluegger Group AS	86	3,645
*	GN Store Nord AS	11,241	187,573
	H Lundbeck AS	34,629	181,007
*	H+H International AS, Class B	2,539	28,752
	ISS AS	21,373	309,320
	Jeudan AS	1,628	52,855
*	Jyske Bank AS	6,030	424,960
	Matas AS	4,754	61,897
#*Ω	Netcompany Group AS	4,559	142,646
*	Nilfisk Holding AS	2,589	41,621
*	NKT AS	8,648	434,815
*Ω	NNIT AS	1,779	20,437
	North Media AS	1,083	8,776
*	NTG Nordic Transport Group AS, Class A	911	36,159
	Per Aarsleff Holding AS	3,065	134,064
	Ringkjoebing Landbobank AS	3,697	503,896
	Rockwool AS, Class A	70	15,502
	Rockwool AS, Class B	975	216,960
	Royal Unibrew AS	6,337	458,411
*	RTX AS	1,054	11,139
Ω	Scandinavian Tobacco Group AS, Class A	6,629	98,430
	Schouw & Co. AS	1,656	102,196
	Solar AS, Class B	886	52,873
	SP Group AS	1,053	29,869
	Spar Nord Bank AS	9,335	141,440
	Sparekassen Sjaelland-Fyn AS	2,633	77,296
	Sydbank AS	6,949	301,862
*	TCM Group AS	1,034	5,771
	Tivoli AS	344	35,410
	Topdanmark AS	5,977	267,914
	TORM PLC, Class A	4,025	122,835
	UIE PLC	2,550	65,102
#	Vestjysk Bank AS	23,511	13,332
*	Zealand Pharma AS	7,077	293,970

TOTAL DENMARK			6,397,605

FINLAND — (2.1%)
	Aktia Bank OYJ	7,233	68,322
#	Alandsbanken Abp, Class B	379	12,752
	Alma Media OYJ	4,469	41,298
#	Anora Group OYJ	3,880	16,809
	Aspo OYJ	2,685	16,757
	Atria OYJ	2,491	27,461
	Bittium OYJ	4,078	18,163
	Cargotec OYJ, Class B	4,700	185,519
	Caverion OYJ	2,670	24,117
	Citycon OYJ	9,483	50,160
	Digia OYJ	2,833	14,994
Ω	Enento Group OYJ	1,937	34,472
	eQ OYJ	761	11,788

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#*	Finnair OYJ	104,522	$6,376
	Fiskars OYJ Abp	4,519	69,215
	F-Secure OYJ	12,707	22,898
#	Gofore OYJ	378	8,762
	Harvia OYJ	1,373	33,833
*	HKScan OYJ, Class A	1,550	1,231
	Huhtamaki OYJ	10,723	368,615
*	Incap OYJ	2,671	16,836
	Kamux Corp.	4,139	22,360
	Kemira OYJ	13,667	221,283
	Kesko OYJ, Class A	810	13,963
	Kesko OYJ, Class B	6,406	108,335
	Kojamo OYJ	14,800	126,434
	Konecranes OYJ	9,320	305,586
#	Lassila & Tikanoja OYJ	5,782	57,313
	Marimekko OYJ	3,250	37,505
	Metsa Board OYJ, Class B	16,960	128,415
	Musti Group OYJ	2,233	44,056
#	Nokian Renkaat OYJ	17,159	129,766
	Olvi OYJ, Class A	1,985	58,762
	Oma Saastopankki OYJ	486	10,700
	Oriola OYJ, Class A	5,827	6,576
	Oriola OYJ, Class B	16,336	15,964
	Orion OYJ, Class A	1,997	79,272
	Orion OYJ, Class B	10,558	420,055
#	Outokumpu OYJ	48,047	197,150
*	Pihlajalinna OYJ	3,541	27,607
	Ponsse OYJ	1,180	31,013
	Puuilo OYJ	5,462	45,738
*	QT Group OYJ	1,364	79,788
	Raisio OYJ, Class V	14,595	30,627
	Rapala VMC OYJ	3,058	9,057
	Remedy Entertainment OYJ	434	12,850
	Revenio Group OYJ	2,457	57,167
	Sanoma OYJ	9,599	74,320
	Scanfil OYJ	1,067	8,615
	Taaleri OYJ	1,518	13,553
	Talenom OYJ	2,896	15,715
*	Teleste OYJ	1,530	4,942
Ω	Terveystalo OYJ	10,943	75,686
	TietoEVRY OYJ	21,916	459,787
	Tokmanni Group Corp.	6,314	85,262
	Uponor OYJ	7,815	236,776
	Vaisala OYJ, Class A	2,601	88,636
	Valmet OYJ	20,218	453,719
#	Verkkokauppa.com OYJ	1,520	3,912
	Wartsila OYJ Abp	51,266	611,783
#*	WithSecure OYJ	12,707	11,445
	YIT OYJ	16,492	29,346

TOTAL FINLAND			5,501,217

FRANCE — (4.6%)
	ABC arbitrage	1,520	7,781
	AKWEL SADIR	1,182	18,182
Ω	ALD SA	16,734	112,559
#	Altamir	1,905	51,009
	Alten SA	3,426	404,707
	Arkema SA	2,746	257,308
	Assystem SA	1,109	44,320

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Atos SE	14,292	$100,212
	Aubay	235	7,876
	Axway Software SA	1,111	26,795
*	Bastide le Confort Medical	266	5,874
	Beneteau SACA	5,853	70,623
*	Bigben Interactive	2,306	6,822
#	Boiron SA	776	32,373
	Bonduelle SCA	2,134	22,603
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,108
	Catana Group	3,304	19,973
	CBo Territoria	2,250	8,404
#*	Cegedim SA	865	15,743
*	CGG SA	82,253	58,200
	Chargeurs SA	2,233	17,332
	Cie des Alpes	3,270	45,940
	Cie Plastic Omnium SE	5,205	58,525
#	Clariane SE	7,016	26,513
	Coface SA	14,551	175,562
#*	DBV Technologies SA	1,409	3,180
	Derichebourg SA	13,913	60,310
*	Ekinops SAS	2,101	9,678
	Electricite de Strasbourg SA	132	13,203
*Ω	Elior Group SA	16,226	30,787
	Elis SA	22,514	369,229
	Equasens	558	38,231
	Eramet SA	895	61,977
	Etablissements Maurel et Prom SA	8,900	52,976
	Eurazeo SE	5,484	309,170
Ω	Euronext NV	1,854	129,295
#	Eutelsat Communications SACA	19,197	81,977
*	Exclusive Networks SA	1,870	29,737
	Exel Industries SA, Class A	184	8,725
	Fnac Darty SA	2,333	54,838
*	Forvia SE	20,074	338,260
*	Gaumont SA	20	2,057
	Gaztransport Et Technigaz SA	3,796	485,546
#*	Genfit SA	233	753
	GL Events SACA	1,343	22,946
	Groupe Crit SA	446	29,264
	Guerbet	934	17,098
	Guillemot Corp.	785	4,697
*	Haulotte Group SA	1,014	2,288
*	ID Logistics Group SACA	394	106,757
	Imerys SA	4,620	122,501
	Infotel SA	414	19,020
	Interparfums SA	310	14,644
	IPSOS SA	6,081	295,521
	Jacquet Metals SACA	2,005	31,834
*	JCDecaux SE	7,386	115,549
	Kaufman & Broad SA	1,984	52,788
#*	La Francaise De L’energie SACA	358	15,230
Ω	La Francaise des Jeux SAEM	9,891	319,053
	Laurent-Perrier	396	49,454
	Lectra	1,239	31,399
	Linedata Services	112	6,141
	LISI SA	1,065	24,655
	LNA Sante SA	809	17,352
*	Lumibird	1,349	19,342
Ω	Maisons du Monde SA	3,427	17,233

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Manitou BF SA	1,600	$33,771
	Mersen SA	3,050	101,268
	Metropole Television SA	2,785	34,907
#*	Nacon SA	1,499	2,301
Ω	Neoen SA	7,515	198,448
	Nexans SA	3,196	226,402
	Nexity SA	5,490	76,709
	NRJ Group	2,200	14,995
*	Pierre Et Vacances SA	9,298	12,481
	Quadient SA	4,783	99,999
#*††	Recylex SA	1,750	0
	Rexel SA	28,213	576,188
	Robertet SA	63	51,304
	Rubis SCA	11,758	256,002
	Samse SACA	132	21,938
	Savencia SA	669	39,222
	SCOR SE	20,315	606,493
	SEB SA	3,205	316,931
	Seche Environnement SACA	536	55,239
	SES SA	39,266	229,097
#*	SES-imagotag SA	482	48,257
*Ω	SMCP SA	4,479	15,922
	Societe BIC SA	3,290	206,507
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	32,016
	Societe LDC SADIR	291	38,177
	Societe pour l’Informatique Industrielle	1,315	62,557
*	SOITEC	2,916	435,254
	Sopra Steria Group SACA	2,094	375,949
	SPIE SA	16,615	436,933
	Stef SA	521	56,028
	Sword Group	975	35,438
	Synergie SE	1,041	32,658
	Technip Energies NV	16,797	368,018
#	Television Francaise 1 SA	4,704	33,186
	Thermador Groupe	904	64,250
	Tikehau Capital SCA	3,602	74,323
	Totalenergies EP Gabon	172	28,937
	Trigano SA	1,128	148,125
*	Ubisoft Entertainment SA	10,592	302,018
	Valeo SE	26,631	351,878
*	Vallourec SACA	18,290	219,667
#*	Vantiva SA	25,714	3,516
Ω	Verallia SA	8,945	290,859
	Vetoquinol SA	158	13,323
	Vicat SACA	2,494	76,574
	VIEL & Cie SA	4,347	36,513
	Virbac SACA	443	127,198
*	Voltalia SA	3,207	26,819
	Wavestone	415	18,878
*Ω	X-Fab Silicon Foundries SE	8,082	73,225
*	Xilam Animation SA	375	1,722

TOTAL FRANCE			11,999,459

GERMANY — (6.0%)
	1&1 AG	5,226	89,894
	7C Solarparken AG	8,665	29,697
	Adesso SE	441	41,692
#*Ω	ADLER Group SA	7,320	3,247
*	Adtran Networks SE	1,517	32,090

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	283	$10,967
#	Allgeier SE	979	22,107
	AlzChem Group AG	417	9,758
	Amadeus Fire AG	912	105,312
#*	Aroundtown SA	91,616	207,036
	Atoss Software AG	673	142,189
	Aurubis AG	4,672	385,145
#*Ω	Auto1 Group SE	9,200	54,153
	Basler AG	1,859	15,367
	BayWa AG	2,351	78,482
	Bechtle AG	10,890	486,705
Ω	Befesa SA	6,587	192,692
	Bertrandt AG	899	43,355
	Bijou Brigitte AG	711	26,140
	Bilfinger SE	4,196	153,996
*	Borussia Dortmund GmbH & Co. KGaA	11,253	44,290
#	BRANICKS Group AG	5,249	21,721
	CANCOM SE	5,777	144,230
*	Ceconomy AG	24,503	46,622
	CENIT AG	1,323	16,619
	Cewe Stiftung & Co. KGAA	855	77,596
*	Cherry SE	1,249	3,028
	CompuGroup Medical SE & Co. KgaA	4,471	163,938
	CropEnergies AG	3,203	27,579
	CTS Eventim AG & Co. KGaA	7,837	474,500
	Dermapharm Holding SE	2,329	90,136
	Deutsche Beteiligungs AG	1,665	49,431
	Deutsche EuroShop AG	968	17,585
#Ω	Deutsche Pfandbriefbank AG	20,019	133,894
	Deutz AG	9,704	39,328
*	Dr Hoenle AG	579	10,958
	Draegerwerk AG & Co. KGaA	432	19,460
	Duerr AG	7,939	163,349
Ω	DWS Group GmbH & Co. KGaA	4,743	139,226
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,721	107,342
	EDAG Engineering Group AG	1,225	16,215
	Elmos Semiconductor SE	1,344	88,194
	ElringKlinger AG	4,625	26,099
*	Encavis AG	13,967	182,390
	Energiekontor AG	841	62,170
*	Evotec SE	3,904	67,500
	Fabasoft AG	270	5,007
	Fielmann Group AG	3,707	159,674
*	flatexDEGIRO AG	7,688	77,979
*	Fraport AG Frankfurt Airport Services Worldwide	5,454	271,061
	Freenet AG	16,296	413,640
	FUCHS SE	4,442	149,181
	GEA Group AG	10,205	349,015
	Gerresheimer AG	5,314	495,654
	Gesco SE	1,167	25,826
	GFT Technologies SE	2,864	85,703
*	Global Fashion Group SA	18,946	4,486
*	Grand City Properties SA	11,190	100,062
	GRENKE AG	3,229	69,198
	H&R GmbH & Co. KGaA	1,853	9,278
#	Hamburger Hafen und Logistik AG	3,321	58,970
	Hawesko Holding SE	351	11,548
#*	Heidelberger Druckmaschinen AG	33,592	40,296
*	HelloFresh SE	19,635	429,480

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hensoldt AG	6,422	$190,298
	HOCHTIEF AG	3,150	326,315
	Hornbach Holding AG & Co. KGaA	940	56,122
	Hugo Boss AG	8,152	476,770
*	Hypoport SE	95	11,629
	Indus Holding AG	2,484	48,368
	Init Innovation in Traffic Systems SE	627	17,127
Ω	Instone Real Estate Group SE	5,460	31,161
	IVU Traffic Technologies AG	1,884	27,837
	Jenoptik AG	8,541	202,876
Ω	JOST Werke SE	1,984	91,039
	K+S AG	18,643	313,411
	KION Group AG	6,526	200,231
	Kloeckner & Co. SE	7,673	78,327
	Knaus Tabbert AG	430	19,686
*	Koenig & Bauer AG	2,538	28,958
	Kontron AG	6,182	124,607
	KPS AG	2,106	2,846
	Krones AG	2,141	208,690
	KSB SE & Co. KGaA	31	19,554
	KWS Saat SE & Co. KGaA	1,789	101,309
	Lanxess AG	10,132	232,170
*	LEG Immobilien SE	8,316	519,847
	Leifheit AG	1,317	21,862
*	LPKF Laser & Electronics SE	1,120	8,516
#*	Manz AG	726	6,466
*	Medigene AG	1,273	2,043
#*	Medios AG	1,906	30,011
*	METRO AG	16,815	106,870
	MLP SE	11,878	57,542
	Mutares SE & Co. KGaA	1,320	39,768
#*	Nagarro SE	902	63,687
	Nemetschek SE	2,890	215,951
	New Work SE	362	25,909
	Nexus AG	481	23,469
*	Nordex SE	7,873	83,056
	Norma Group SE	4,726	83,378
	OHB SE	819	37,047
	Patrizia SE	7,041	56,986
	Pfeiffer Vacuum Technology AG	319	49,298
	PNE AG	5,215	66,239
	ProSiebenSat.1 Media SE	29,844	167,400
	PSI Software SE	1,437	33,893
*	PVA TePla AG	3,537	53,777
	Rational AG	94	53,606
	RTL Group SA	2,860	100,031
	SAF-Holland SE	3,326	44,468
	Salzgitter AG	4,793	119,762
Ω	Scout24 SE	664	40,849
	Secunet Security Networks AG	206	27,991
*	Serviceware SE	548	4,677
#*	SGL Carbon SE	9,673	59,567
	Siltronic AG	2,333	200,459
	Sixt SE	1,909	164,707
*	SMA Solar Technology AG	1,406	86,384
	Stabilus SE	3,966	251,825
	STRATEC SE	618	28,508
	Stroeer SE & Co. KGaA	4,913	225,059
	Suedzucker AG	9,862	149,398

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	SUESS MicroTec SE	3,604	$62,417
	Surteco Group SE	1,107	18,045
	Synlab AG	3,030	31,796
*	TAG Immobilien AG	24,505	267,937
	Takkt AG	5,920	75,845
*Ω	TeamViewer SE	19,494	299,938
	Technotrans SE	1,129	19,762
	thyssenkrupp AG	70,904	494,177
	United Internet AG	7,879	164,068
	USU Software AG	362	6,707
	VERBIO Vereinigte BioEnergie AG	3,420	115,736
*	Vitesco Technologies Group AG, Class A	2,833	277,084
	Vossloh AG	1,662	64,559
	Wacker Chemie AG	1,790	219,674
	Wacker Neuson SE	3,888	71,346
	Washtec AG	1,525	48,312
*	Westwing Group SE	1,156	8,781
	Wuestenrot & Wuerttembergische AG	4,248	59,047
	Zeal Network SE	1,425	46,040

TOTAL GERMANY			15,590,390

HONG KONG — (2.2%)
*	Aceso Life Science Group Ltd.	202,400	4,050
	Aeon Credit Service Asia Co. Ltd.	12,000	8,256
#*	Aidigong Maternal & Child Health Ltd.	248,000	7,868
	Allied Group Ltd.	206,000	42,643
	Analogue Holdings Ltd.	46,000	7,760
	APAC Resources Ltd.	11,823	1,613
#*	Apollo Future Mobility Group Ltd.	412,000	1,424
	Asia Financial Holdings Ltd.	54,874	22,244
*	Asia Standard International Group Ltd.	98,940	5,598
	ASMPT Ltd.	32,800	277,801
	Associated International Hotels Ltd.	28,000	23,300
	Bank of East Asia Ltd.	123,536	146,715
*	BOCOM International Holdings Co. Ltd.	44,000	1,829
	Bright Smart Securities & Commodities Group Ltd.	114,000	19,693
*††	Brightoil Petroleum Holdings Ltd.	248,000	0
*††	Burwill Holdings Ltd.	302,000	0
	Cafe de Coral Holdings Ltd.	42,000	52,898
*	Central Wealth Group Holdings Ltd.	910,000	2,446
*	Century City International Holdings Ltd.	183,340	6,105
	Chen Hsong Holdings	30,000	5,790
	Chevalier International Holdings Ltd.	4,000	2,983
	China Baoli Technologies Holdings Ltd.	1,450	123
*	China Energy Development Holdings Ltd.	652,000	6,750
	China Motor Bus Co. Ltd.	2,400	18,456
#*	China Star Entertainment Ltd.	180,000	18,435
*	Chinese Estates Holdings Ltd.	61,500	11,954
	Chow Sang Sang Holdings International Ltd.	49,000	56,327
	Chuang’s Consortium International Ltd.	100,000	5,881
	CITIC Telecom International Holdings Ltd.	196,000	74,728
*	CMBC Capital Holdings Ltd.	46,500	2,704
#*	C-Mer Eye Care Holdings Ltd.	52,000	25,413
	Convenience Retail Asia Ltd.	50,000	4,281
#††	Convoy, Inc.	516,000	2,064
#*	Cowell e Holdings, Inc.	27,000	64,776
Ω	Crystal International Group Ltd.	51,000	15,458
*	CSC Holdings Ltd.	1,321,250	4,936
	CSI Properties Ltd.	859,543	11,532

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Dah Sing Banking Group Ltd.	52,928	$34,723
	Dah Sing Financial Holdings Ltd.	17,806	40,305
	Dickson Concepts International Ltd.	14,500	7,196
	Dynamic Holdings Ltd.	10,000	11,557
	Eagle Nice International Holdings Ltd.	20,000	11,510
	EC Healthcare	47,000	14,712
*††	EcoGreen International Group Ltd.	38,000	1,730
	Emperor International Holdings Ltd.	140,333	7,724
*	ENM Holdings Ltd.	144,000	5,235
*	Esprit Holdings Ltd.	195,875	8,282
	EuroEyes International Eye Clinic Ltd., Class C	8,000	4,501
	Fairwood Holdings Ltd.	10,500	14,399
	Far East Consortium International Ltd.	199,803	41,116
	First Pacific Co. Ltd.	302,000	114,327
*Ω	FIT Hon Teng Ltd.	153,000	20,519
*Ω	Fosun Tourism Group	14,600	12,537
*Ω	Frontage Holdings Corp.	90,000	22,394
	FSE Lifestyle Services Ltd.	14,000	10,440
	Giordano International Ltd.	160,000	45,595
	Glorious Sun Enterprises Ltd.	72,000	7,556
*	Gold Fin Holdings	88,000	0
*	GR Life Style Company Ltd.	96,000	5,871
	Great Eagle Holdings Ltd.	28,630	46,658
	G-Resources Group Ltd.	42,950	9,982
	Guotai Junan International Holdings Ltd.	322,400	25,565
*	Haitong International Securities Group Ltd.	321,410	57,996
	Hang Lung Group Ltd.	90,000	119,874
	Hanison Construction Holdings Ltd.	27,198	2,939
*	Harbour Centre Development Ltd.	13,500	12,320
	HK Electric Investments & HK Electric Investments Ltd.	147,500	81,823
	HKBN Ltd.	100,500	34,815
	HKR International Ltd.	100,386	20,779
	Hong Kong Ferry Holdings Co. Ltd.	23,000	13,402
*	Hong Kong Technology Venture Co. Ltd.	82,000	29,366
*	Hongkong & Shanghai Hotels Ltd.	59,883	46,144
	Hongkong Chinese Ltd.	90,000	4,030
Ω	Honma Golf Ltd.	30,500	12,653
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	21,763
	Hysan Development Co. Ltd.	68,000	125,171
*	IGG, Inc.	95,000	33,419
Ω	Impro Precision Industries Ltd.	88,000	23,719
	International Housewares Retail Co. Ltd.	41,000	11,215
*	IRC Ltd.	614,000	7,078
*	ITC Properties Group Ltd.	1,760	155
	Jacobson Pharma Corp. Ltd.	56,000	4,654
	Johnson Electric Holdings Ltd.	55,120	68,377
	K Wah International Holdings Ltd.	109,000	29,268
	Karrie International Holdings Ltd.	136,000	9,746
	Kerry Logistics Network Ltd.	53,000	44,952
	Kerry Properties Ltd.	63,000	106,016
	Kowloon Development Co. Ltd.	41,000	36,129
	KRP Development Holdings Ltd.	34,000	4,056
*	Lai Sun Development Co. Ltd.	45,912	5,412
*	Lai Sun Garment International Ltd.	20,400	2,675
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	11,871
*††	Lerthai Group Ltd.	24,000	0
	Lippo China Resources Ltd.	58,600	6,596
	Liu Chong Hing Investment Ltd.	30,000	20,799
	L’Occitane International SA	41,250	106,022

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Luk Fook Holdings International Ltd.	34,000	$84,347
	Lung Kee Bermuda Holdings	26,000	5,085
*	Magnificent Hotel Investment Ltd.	336,000	3,830
	Man Wah Holdings Ltd.	158,000	98,129
*	Mason Group Holdings Ltd.	2,829,598	11,933
	MECOM Power & Construction Ltd.	159,750	8,676
*††	MH Development NPV	40,000	0
	Miramar Hotel & Investment	21,000	26,582
	Modern Dental Group Ltd.	43,000	18,554
*	Mongolian Mining Corp.	48,000	19,686
*	NagaCorp Ltd.	144,547	62,091
#	New World Development Co. Ltd.	118,000	216,568
*††	NewOcean Energy Holdings Ltd.	110,000	98
	Nissin Foods Co. Ltd.	28,000	21,381
	NWS Holdings Ltd.	179,000	211,800
	Oriental Watch Holdings	39,606	19,095
*	Oshidori International Holdings Ltd.	700,200	19,676
*††	Pacific Andes International Holdings Ltd.	126,000	0
	Pacific Basin Shipping Ltd.	536,000	155,104
	Pacific Textiles Holdings Ltd.	114,000	21,724
*	Paliburg Holdings Ltd.	26,000	3,098
	PC Partner Group Ltd.	34,000	13,620
	PCCW Ltd.	452,286	221,366
	Pentamaster International Ltd.	94,000	10,823
	Perfect Medical Health Management Ltd.	60,000	28,184
	Pico Far East Holdings Ltd.	96,000	16,834
	Plover Bay Technologies Ltd.	40,000	11,420
	Public Financial Holdings Ltd.	70,000	15,854
#*	Realord Group Holdings Ltd.	54,000	39,823
*	Regal Hotels International Holdings Ltd.	29,000	10,015
Ω	Regina Miracle International Holdings Ltd.	43,000	12,818
*	Sa Sa International Holdings Ltd.	124,000	16,188
*Ω	Samsonite International SA	116,400	360,504
	SEA Holdings Ltd.	40,046	9,595
*	Shangri-La Asia Ltd.	116,000	74,005
*	Shun Ho Property Investments Ltd.	5,544	658
*	Shun Tak Holdings Ltd.	190,000	24,782
	Singamas Container Holdings Ltd.	194,000	13,410
	SITC International Holdings Co. Ltd.	110,000	169,445
#*	SJM Holdings Ltd.	252,499	87,638
	SmarTone Telecommunications Holdings Ltd.	43,000	22,429
*	Solomon Systech International Ltd.	200,000	8,189
	Soundwill Holdings Ltd.	4,000	2,933
	Stella International Holdings Ltd.	55,000	62,110
	Sun Hung Kai & Co. Ltd.	74,464	24,853
	SUNeVision Holdings Ltd.	89,000	33,104
	TAI Cheung Holdings Ltd.	37,000	15,119
*	Television Broadcasts Ltd.	43,600	20,142
	Texhong International Group Ltd.	35,000	19,082
	Texwinca Holdings Ltd.	112,000	14,889
*	Theme International Holdings Ltd.	380,000	28,192
*	TOM Group Ltd.	58,000	4,982
*	Tongda Group Holdings Ltd.	780,000	10,880
	Town Health International Medical Group Ltd.	330,000	13,507
	Tradelink Electronic Commerce Ltd.	58,000	6,531
	Transport International Holdings Ltd.	29,901	36,725
	United Laboratories International Holdings Ltd.	131,000	133,723
††	Untrade.Genting Hk	186,000	1,849
	Upbest Group Ltd.	148,000	11,929

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Value Partners Group Ltd.	150,000	$51,845
	Vesync Co. Ltd.	10,000	6,286
	Vitasoy International Holdings Ltd.	80,000	98,694
*Ω	VPower Group International Holdings Ltd., Class H	25,119	1,388
	VSTECS Holdings Ltd.	79,600	40,250
	VTech Holdings Ltd.	18,300	106,484
*	Wai Kee Holdings Ltd.	52,000	8,486
	Wang On Group Ltd.	260,000	1,357
#*	Wealthink AI-Innovation Capital Ltd.	116,000	1,808
	Wing On Co. International Ltd.	14,000	21,567
	Wing Tai Properties Ltd.	56,000	20,681
	Yue Yuen Industrial Holdings Ltd.	93,000	108,734
*	Yunfeng Financial Group Ltd.	54,000	6,280
*	Zensun Enterprises Ltd.	48,000	1,025
*	Zhaobangji Lifestyle Holdings Ltd.	192,000	5,602

TOTAL HONG KONG			5,700,596

IRELAND — (0.5%)
	Bank of Ireland Group PLC	78,289	701,604
	Cairn Homes PLC	51,549	60,874
	Dalata Hotel Group PLC	12,777	54,277
	FBD Holdings PLC	4,062	51,071
	Glanbia PLC	19,026	299,641
*Ω	Glenveagh Properties PLC	32,954	31,811
	Irish Continental Group PLC	11,766	54,013
	Kenmare Resources PLC	255	1,240
*	Permanent TSB Group Holdings PLC	10,745	21,341

TOTAL IRELAND			1,275,872

ISRAEL — (0.9%)
	Adgar Investment & Development Ltd.	8,764	8,831
*	Afcon Holdings Ltd.	210	4,884
*	AFI Properties Ltd.	1,537	41,491
	Africa Israel Residences Ltd.	738	31,294
*	Allot Ltd.	3,228	5,789
	Alrov Properties & Lodgings Ltd.	854	24,138
	Arad Ltd.	1,518	21,400
#*	Argo Properties NV	489	6,013
*	Ashdod Refinery Ltd.	1,014	19,908
	AudioCodes Ltd.	4,889	38,428
	Aura Investments Ltd.	17,282	35,940
	Automatic Bank Services Ltd.	824	2,561
*	Azorim-Investment Development & Construction Co. Ltd.	17,951	56,275
	Bet Shemesh Engines Holdings 1997 Ltd.	859	19,687
*	BioLine RX Ltd.	55,677	5,447
	Blue Square Real Estate Ltd.	659	32,293
*	Brack Capital Properties NV	398	22,574
#*	Brainsway Ltd., ADR	1,000	3,570
	Carasso Motors Ltd.	2,736	8,040
*	Cellcom Israel Ltd.	9,478	23,086
*	Clal Insurance Enterprises Holdings Ltd.	5,946	74,278
	Danel Adir Yeoshua Ltd.	595	42,718
	Delek Automotive Systems Ltd.	6,324	29,234
	Delta Galil Ltd.	1,096	34,682
	Dor Alon Energy in Israel 1988 Ltd.	633	9,710
*	Doral Group Renewable Energy Resources Ltd.	6,320	8,493
	Electra Consumer Products 1970 Ltd.	917	13,302
	Electra Real Estate Ltd.	2,747	22,150

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Ellomay Capital Ltd.	458	$5,126
	Elron Ventures Ltd.	1,931	1,648
*	Equital Ltd.	2,723	59,263
	FMS Enterprises Migun Ltd.	605	18,820
	Formula Systems 1985 Ltd.	1,099	62,297
	Fox Wizel Ltd.	738	41,903
	Gav-Yam Lands Corp. Ltd.	4,384	24,802
*	Gilat Satellite Networks Ltd.	6,085	36,434
*	Hagag Group Real Estate Development	1,534	3,271
	Hamat Group Ltd.	1,543	3,688
	Hilan Ltd.	1,842	79,227
	IDI Insurance Co. Ltd.	960	18,761
*	IES Holdings Ltd.	375	18,123
	Ilex Medical Ltd.	584	8,878
	Inrom Construction Industries Ltd.	12,208	29,001
	Isracard Ltd.	18,363	57,264
	Israel Canada T.R Ltd.	14,745	31,025
	Israel Land Development Co. Ltd.	2,893	18,080
	Isras Investment Co. Ltd.	192	32,470
	Issta Ltd.	883	11,576
*	Kamada Ltd.	3,545	15,284
	Kardan Real Estate Enterprise & Development Ltd.	6,298	5,261
	Kenon Holdings Ltd.	587	10,734
	Kerur Holdings Ltd.	747	14,052
	Klil Industries Ltd.	43	1,764
	Lahav L.R. Real Estate Ltd.	6,763	5,210
	Lapidoth Capital Ltd.	1,304	17,640
	Levinstein Properties Ltd.	555	6,930
	M Yochananof & Sons Ltd.	507	18,211
	Magic Software Enterprises Ltd.	2,800	27,898
	Malam - Team Ltd.	1,290	17,861
	Matrix IT Ltd.	4,254	71,888
	Max Stock Ltd.	6,828	10,469
	Maytronics Ltd.	3,730	34,701
	Mediterranean Towers Ltd.	10,111	17,562
	Mega Or Holdings Ltd.	3,618	49,639
*	Mehadrin Ltd.	58	1,796
	Meitav Investment House Ltd.	3,065	8,987
	Menora Mivtachim Holdings Ltd.	3,498	69,678
	Meshulam Levinstein Contracting & Engineering Ltd.	119	6,518
	Migdal Insurance & Financial Holdings Ltd.	45,399	42,694
*	Mivtach Shamir Holdings Ltd.	1,009	21,109
	Naphtha Israel Petroleum Corp. Ltd.	5,642	21,665
	Nawi Brothers Ltd.	3,445	17,876
*	Nayax Ltd.	560	11,416
*	Neto Malinda Trading Ltd.	862	7,835
*	Neto ME Holdings Ltd.	211	2,662
#	Novolog Ltd.	34,768	12,247
	Oil Refineries Ltd.	202,779	55,638
	One Software Technologies Ltd.	4,143	42,071
	Palram Industries 1990 Ltd.	847	6,082
*	Partner Communications Co. Ltd.	18,545	67,364
*	Paz Oil Co. Ltd.	1,014	72,081
*	Perion Network Ltd.	460	11,846
	Plasson Industries Ltd.	468	15,907
	Prashkovsky Investments & Construction Ltd.	540	9,836
*	Priortech Ltd.	1,206	33,789
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	54,865
	Raval Ics Ltd.	2,775	1,831

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Retailors Ltd.	1,655	$28,669
	Sano-Brunos Enterprises Ltd.	278	16,846
*	Scope Metals Group Ltd.	872	22,464
*	Shikun & Binui Ltd.	4,675	10,556
	Summit Real Estate Holdings Ltd.	3,085	29,569
	Tadiran Group Ltd.	324	16,698
Ω	Tamar Petroleum Ltd.	7,885	28,000
*	Tel Aviv Stock Exchange Ltd.	10,261	45,647
	Telsys Ltd.	526	31,480
	Tiv Taam Holdings 1 Ltd.	7,339	10,791
	Turpaz Industries Ltd.	2,865	5,134
	Victory Supermarket Chain Ltd.	648	4,972
	YD More Investments Ltd.	996	1,552
	YH Dimri Construction & Development Ltd.	721	38,719

TOTAL ISRAEL			2,419,867

ITALY — (4.2%)
	A2A SpA	215,174	403,880
	ACEA SpA	5,746	69,188
*	Aeffe SpA	7,022	5,537
	Amplifon SpA	11,580	327,291
Ω	Anima Holding SpA	28,709	117,330
#	Aquafil SpA	3,880	9,920
	Arnoldo Mondadori Editore SpA	22,214	48,680
	Ascopiave SpA	9,023	20,064
*	Avio SpA	1,784	13,839
	Azimut Holding SpA	14,086	296,805
	Banca Generali SpA	7,319	237,424
	Banca IFIS SpA	3,794	64,884
	Banca Mediolanum SpA	10,055	82,105
*	Banca Monte dei Paschi di Siena SpA	10,876	29,447
	Banca Popolare di Sondrio SPA	70,355	383,873
	Banca Profilo SpA	12,870	2,766
Ω	Banca Sistema SpA	3,568	4,148
	Banco BPM SpA	201,502	1,030,952
	Banco di Desio e della Brianza SpA	5,000	17,420
	BasicNet SpA	3,725	17,854
Ω	BFF Bank SpA	15,943	153,275
	Biesse SpA	2,760	29,239
	BPER Banca	148,501	483,244
	Brembo SpA	20,309	218,519
	Brunello Cucinelli SpA	4,707	378,620
	Buzzi SpA	13,612	360,426
	Cairo Communication SpA	12,430	21,347
Ω	Carel Industries SpA	5,206	108,530
	Cementir Holding NV	6,965	57,948
*	CIR SpA-Compagnie Industriali	101,938	41,606
	Credito Emiliano SpA	13,446	109,028
	d’Amico International Shipping SA	14,895	78,266
	Danieli & C Officine Meccaniche SpA	6,860	138,609
	Danieli & C Officine Meccaniche SpA	1,875	49,609
	Datalogic SpA	2,601	15,602
	De’ Longhi SpA	7,163	160,273
#	Digital Bros SpA	371	4,306
Ω	doValue SpA	7,910	27,225
	Elica SpA	3,365	6,204
	Emak SpA	17,016	16,016
Ω	Enav SpA	24,013	80,034
	ERG SpA	4,406	108,259

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Esprinet SpA	3,078	$14,551
*	Eurotech SpA	5,018	10,502
	Fila SpA	1,845	13,853
#*	Fincantieri SpA	58,307	31,090
	FNM SpA	21,790	9,431
*	Garofalo Health Care SpA	3,478	16,441
#*	Geox SpA	8,460	5,631
	GPI SpA	785	6,224
	Gruppo MutuiOnline SpA	3,819	107,513
	Hera SpA	110,093	309,703
	IMMSI SpA	26,564	13,357
	Interpump Group SpA	9,210	385,110
	Iren SpA	72,748	145,782
	Italgas SpA	62,966	319,981
	Italmobiliare SpA	1,795	45,382
*	Iveco Group NV	26,294	221,600
	IVS Group SA	4,434	24,653
	Leonardo SpA	54,790	828,013
	LU-VE SpA	909	16,954
	Maire Tecnimont SpA	20,289	94,345
#*††	Mariella Burani Fashion Group SpA	422	0
	MFE-MediaForEurope NV, Class A	26,231	47,608
*	Newlat Food SpA	1,779	11,075
	Openjobmetis SpA agenzia per il lavoro	845	8,148
	Orsero SpA	1,122	17,545
Ω	OVS SpA	36,563	64,754
	Pharmanutra SpA	513	26,239
	Piaggio & C SpA	22,030	59,241
Ω	Piovan SpA	1,011	9,112
Ω	Pirelli & C SpA	38,861	173,137
Ω	RAI Way SpA	12,339	61,308
	Reply SpA	3,638	343,275
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	16,761
*	Sabaf SpA	1,277	19,463
#*	Safilo Group SpA	25,816	21,102
	Salvatore Ferragamo SpA	4,286	52,439
	Sanlorenzo SpA	1,680	59,783
	Saras SpA	96,405	140,134
	Sesa SpA	768	77,578
*	Sogefi SpA	8,720	14,412
	SOL SpA	4,883	140,523
*	Somec SpA	249	6,415
#	Spaxs SpA	8,205	41,817
	Tamburi Investment Partners SpA	14,648	122,837
Ω	Technogym SpA	19,877	149,631
*	Technoprobe SpA	3,830	27,912
*	Telecom Italia SpA	885,120	228,859
*	Tod’s SpA	855	28,644
#Ω	Unieuro SpA	2,055	19,048
	Unipol Gruppo SpA	49,828	269,947
	UnipolSai Assicurazioni SpA	35,882	85,046
	Webuild SpA	21,276	38,317
#	Wiit SpA	741	11,607
	Zignago Vetro SpA	4,325	56,580

TOTAL ITALY			10,900,005

JAPAN — (24.3%)
	&Do Holdings Co. Ltd.	600	3,927
	77 Bank Ltd.	7,100	158,252

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	A&D HOLON Holdings Co. Ltd.	3,000	$30,340
*	Access Co. Ltd.	1,400	7,045
	Achilles Corp.	1,800	18,357
	Adastria Co. Ltd.	1,840	38,614
	ADEKA Corp.	10,300	172,198
	Ad-sol Nissin Corp.	1,200	12,632
	Adtec Plasma Technology Co. Ltd.	800	7,386
	Advan Group Co. Ltd.	3,100	20,732
	Advance Create Co. Ltd.	800	5,063
#	Adventure, Inc.	300	10,132
	Aeon Delight Co. Ltd.	2,100	46,305
#	Aeon Fantasy Co. Ltd.	800	14,316
	AEON Financial Service Co. Ltd.	15,200	125,301
	Aeon Hokkaido Corp.	4,800	27,929
	Aeon Kyushu Co. Ltd.	800	12,276
#	Aeria, Inc.	2,100	4,436
	AFC-HD AMS Life Science Co. Ltd.	1,400	7,111
	Agro-Kanesho Co. Ltd.	900	8,042
	Ahresty Corp.	2,700	13,294
	Ai Holdings Corp.	3,800	58,825
	Aica Kogyo Co. Ltd.	5,500	126,366
	Aichi Corp.	5,600	33,527
	Aichi Financial Group, Inc.	5,796	91,223
	Aichi Steel Corp.	1,500	35,147
	Aichi Tokei Denki Co. Ltd.	900	11,956
	Aida Engineering Ltd.	6,800	40,192
	Aiful Corp.	43,200	108,798
	Ain Holdings, Inc.	2,800	79,168
	Aiphone Co. Ltd.	1,800	35,814
	Airport Facilities Co. Ltd.	3,500	13,008
	Airtech Japan Ltd.	1,000	9,102
*	Airtrip Corp.	1,800	21,574
	Aisan Industry Co. Ltd.	6,170	48,880
	AIT Corp.	1,200	13,129
	Aizawa Securities Group Co. Ltd.	5,200	40,167
	Ajis Co. Ltd.	800	12,056
	Akatsuki Corp.	3,500	9,561
	Akatsuki, Inc.	1,100	15,242
*	Akebono Brake Industry Co. Ltd.	14,000	11,267
	Akita Bank Ltd.	2,400	33,289
	Albis Co. Ltd.	800	13,145
	Alconix Corp.	2,600	23,547
	Alinco, Inc.	2,200	13,845
	Alleanza Holdings Co. Ltd.	1,400	9,324
*	Allied Telesis Holdings KK	18,800	12,343
	Alpen Co. Ltd.	2,400	31,094
	Alpha Corp.	500	4,659
	Alpha Systems, Inc.	500	9,138
	Alps Alpine Co. Ltd.	23,000	188,743
	Alps Logistics Co. Ltd.	2,000	20,926
	Altech Corp.	2,310	39,256
	Amano Corp.	7,200	147,069
	Amiyaki Tei Co. Ltd.	300	7,296
	Amuse, Inc.	1,600	15,672
	Amvis Holdings, Inc.	2,400	40,942
	Anest Iwata Corp.	5,900	43,860
#*	AnGes, Inc.	12,200	6,868
	Anicom Holdings, Inc.	11,000	39,868
	Anritsu Corp.	19,100	142,183

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AOI Electronics Co. Ltd.	500	$5,866
	AOKI Holdings, Inc.	5,300	34,716
	Aoyama Trading Co. Ltd.	5,900	59,179
	Aoyama Zaisan Networks Co. Ltd.	3,200	22,460
#	Aozora Bank Ltd.	7,000	142,777
	Apaman Co. Ltd.	1,800	5,330
	Arakawa Chemical Industries Ltd.	2,600	17,494
	Arata Corp.	1,800	66,992
	ARCLANDS Corp.	7,039	75,399
	Arcs Co. Ltd.	4,600	87,899
	Ardepro Co. Ltd.	1,670	4,238
	ARE Holdings, Inc.	10,200	129,130
	Arealink Co. Ltd.	1,000	18,165
	Argo Graphics, Inc.	2,000	43,831
	Arisawa Manufacturing Co. Ltd.	4,000	28,289
	Artiza Networks, Inc.	900	4,065
	Artnature, Inc.	1,000	5,341
*	Aruhi Corp.	1,300	7,052
	As One Corp.	4,000	127,479
	Asahi Co. Ltd.	1,600	13,765
	Asahi Diamond Industrial Co. Ltd.	6,600	37,708
	Asahi Kogyosha Co. Ltd.	1,200	18,947
	Asahi Net, Inc.	1,700	6,906
	Asahi Printing Co. Ltd.	1,100	6,347
	Asahi Yukizai Corp.	1,400	34,283
	Asanuma Corp.	1,300	30,653
	Ascentech KK	700	2,380
	Asia Pile Holdings Corp.	4,100	20,156
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	37,391
	ASKUL Corp.	3,200	41,774
	Asti Corp.	400	9,481
*	Atsugi Co. Ltd.	4,000	11,452
	Aucnet, Inc.	900	10,479
	Autobacs Seven Co. Ltd.	8,800	90,517
	Avant Group Corp.	2,800	23,674
	Avantia Co. Ltd.	1,300	7,285
	Avex, Inc.	4,000	36,530
	Awa Bank Ltd.	4,200	69,776
	Axial Retailing, Inc.	2,600	66,593
	Axxzia, Inc.	1,900	12,158
	AZ-COM MARUWA Holdings, Inc.	4,900	67,246
	Bando Chemical Industries Ltd.	5,100	50,979
	Bank of Iwate Ltd.	2,000	36,297
	Bank of Nagoya Ltd.	1,300	52,468
	Bank of Saga Ltd.	2,500	34,091
	Bank of the Ryukyus Ltd.	7,000	57,827
#	Bank of Toyama Ltd.	600	6,956
	Base Co. Ltd.	600	16,840
	Beauty Garage, Inc.	800	11,864
	Belc Co. Ltd.	1,400	65,661
	Bell System24 Holdings, Inc.	4,200	43,082
	Belluna Co. Ltd.	9,800	39,820
	Benefit One, Inc.	6,600	47,324
	Benesse Holdings, Inc.	10,200	120,598
#*	Bengo4.com, Inc.	900	25,266
#	Bic Camera, Inc.	8,800	66,624
	BML, Inc.	3,000	56,773
#	Bookoff Group Holdings Ltd.	1,000	6,885
	Bourbon Corp.	1,100	16,568

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	BP Castrol KK	1,300	$7,739
#	Br Holdings Corp.	4,900	11,872
	BrainPad, Inc.	1,500	8,124
	Bull-Dog Sauce Co. Ltd.	1,300	18,234
	Bunka Shutter Co. Ltd.	5,284	44,564
#	Bushiroad, Inc.	5,400	18,365
	Business Brain Showa-Ota, Inc.	1,800	25,140
#	Business Engineering Corp.	800	17,964
#	BuySell Technologies Co. Ltd.	500	11,999
	C Uyemura & Co. Ltd.	1,300	70,584
	CAC Holdings Corp.	1,700	19,785
	Canon Electronics, Inc.	2,600	33,147
	Career Design Center Co. Ltd.	1,000	12,922
#	Careerlink Co. Ltd.	600	9,766
	Carenet, Inc.	2,000	11,407
	Carlit Holdings Co. Ltd.	2,600	16,754
	Carta Holdings, Inc.	1,100	8,684
	Casio Computer Co. Ltd.	5,000	40,065
	Cawachi Ltd.	1,800	30,102
#	CellSource Co. Ltd.	600	7,151
#	Celsys, Inc.	5,600	25,576
	Central Automotive Products Ltd.	1,600	35,835
	Central Glass Co. Ltd.	3,400	64,438
	Central Security Patrols Co. Ltd.	1,400	23,888
	Central Sports Co. Ltd.	900	14,336
#	Ceres, Inc.	600	3,736
#	Change Holdings, Inc.	4,200	42,851
	Charm Care Corp. KK	3,100	22,623
	Chiba Kogyo Bank Ltd.	7,400	48,336
	Chikaranomoto Holdings Co. Ltd.	1,700	21,265
	Chilled & Frozen Logistics Holdings Co. Ltd.	1,800	16,562
	Chino Corp.	900	12,178
	Chiyoda Co. Ltd.	4,400	24,292
*	Chiyoda Corp.	22,200	52,191
	Chiyoda Integre Co. Ltd.	1,900	34,827
	Chofu Seisakusho Co. Ltd.	3,306	47,119
	Chori Co. Ltd.	2,100	40,646
	Chubu Shiryo Co. Ltd.	3,200	23,041
	Chudenko Corp.	2,500	40,685
	Chuetsu Pulp & Paper Co. Ltd.	1,400	12,590
	Chugai Ro Co. Ltd.	700	10,002
	Chugin Financial Group, Inc.	19,000	151,496
	Chugoku Electric Power Co., Inc.	20,800	130,066
	Chugoku Marine Paints Ltd.	5,200	47,037
	Chuo Spring Co. Ltd.	2,000	9,442
	Chuo Warehouse Co. Ltd.	1,000	7,119
	CI Takiron Corp.	6,400	24,637
	Citizen Watch Co. Ltd.	27,800	162,130
	CKD Corp.	5,600	70,423
	CK-San-Etsu Co. Ltd.	400	9,431
	Cleanup Corp.	3,800	17,705
	CMIC Holdings Co. Ltd.	1,500	17,007
	CMK Corp.	9,700	42,741
*	COLOPL, Inc.	8,600	33,074
	Colowide Co. Ltd.	9,200	143,244
	Computer Engineering & Consulting Ltd.	2,200	22,703
	Computer Institute of Japan Ltd.	4,560	16,501
	Comture Corp.	2,900	38,766
*	COOKPAD, Inc.	8,200	5,944

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Core Corp.	800	$9,033
	Corona Corp.	2,600	15,639
	Cosel Co. Ltd.	2,800	20,851
	Cota Co. Ltd.	3,048	32,867
	CRE, Inc.	2,600	27,107
	Create Restaurants Holdings, Inc.	11,900	82,473
	Create SD Holdings Co. Ltd.	3,100	66,479
	Creek & River Co. Ltd.	1,700	22,175
#	Cresco Ltd.	1,800	19,703
	Cross Cat Co. Ltd.	1,200	8,066
#*	CrowdWorks, Inc.	1,400	11,688
	CTI Engineering Co. Ltd.	1,400	42,104
	CTS Co. Ltd.	5,000	22,028
#	Cube System, Inc.	1,200	8,472
	Curves Holdings Co. Ltd.	7,300	31,844
	Cyberlinks Co. Ltd.	1,300	6,076
	Cybozu, Inc.	3,300	41,116
	Dai Nippon Toryo Co. Ltd.	3,400	21,672
	Daicel Corp.	17,500	148,814
	Dai-Dan Co. Ltd.	3,000	29,462
	Daido Kogyo Co. Ltd.	900	4,386
	Daido Metal Co. Ltd.	5,500	19,195
	Daido Steel Co. Ltd.	3,900	152,995
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	13,300
	Daihen Corp.	2,200	69,340
	Daiho Corp.	1,400	35,759
	Dai-Ichi Cutter Kogyo KK	900	7,166
	Daiichi Jitsugyo Co. Ltd.	3,000	38,505
	Daiichi Kensetsu Corp.	1,100	11,776
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	15,386
	Daiichikosho Co. Ltd.	8,200	121,208
#	Daiken Medical Co. Ltd.	2,800	9,860
	Daiki Aluminium Industry Co. Ltd.	3,900	32,284
#	Daikoku Denki Co. Ltd.	1,200	35,036
	Daikokutenbussan Co. Ltd.	800	33,903
	Daikyonishikawa Corp.	4,200	21,009
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	46,377
	Daio Paper Corp.	9,700	79,696
	Daiseki Co. Ltd.	5,076	140,186
	Daishi Hokuetsu Financial Group, Inc.	4,600	120,120
	Daishinku Corp.	3,200	15,502
	Daisue Construction Co. Ltd.	500	4,392
	Daito Bank Ltd.	1,000	5,200
	Daito Pharmaceutical Co. Ltd.	1,595	20,377
	Daitron Co. Ltd.	1,600	30,591
	Daiwa Industries Ltd.	4,300	36,873
	Daiwabo Holdings Co. Ltd.	10,700	203,372
	DCM Holdings Co. Ltd.	12,300	96,045
	Dear Life Co. Ltd.	5,600	27,883
	DeNA Co. Ltd.	11,000	107,461
	Denka Co. Ltd.	9,300	167,991
	Densan System Holdings Co. Ltd.	1,300	23,485
	Denyo Co. Ltd.	2,000	28,253
	Dexerials Corp.	7,600	173,358
	Diamond Electric Holdings Co. Ltd.	600	3,301
	DIC Corp.	10,500	165,568
	Digital Arts, Inc.	1,100	30,342
	Digital Hearts Holdings Co. Ltd.	1,200	7,304
	Digital Holdings, Inc.	1,900	13,080

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Digital Information Technologies Corp.	800	$8,432
	Dip Corp.	4,800	95,133
	Direct Marketing MiX, Inc.	3,000	8,100
	DKK Co. Ltd.	1,600	26,404
	DKS Co. Ltd.	1,200	13,830
	DMG Mori Co. Ltd.	15,400	254,716
	Doshisha Co. Ltd.	2,900	43,172
	Double Standard, Inc.	600	5,562
	Doutor Nichires Holdings Co. Ltd.	4,112	59,372
	Dowa Holdings Co. Ltd.	6,200	189,536
#	Drecom Co. Ltd.	2,400	10,376
	DTS Corp.	4,800	98,584
	Duskin Co. Ltd.	4,400	95,932
	DyDo Group Holdings, Inc.	900	34,832
	Eagle Industry Co. Ltd.	4,100	44,696
	EAT&HOLDINGS Co. Ltd.	1,200	15,882
	Ebara Foods Industry, Inc.	800	15,540
	Ebara Jitsugyo Co. Ltd.	1,800	31,468
	Ebase Co. Ltd.	3,100	13,352
#	Eco’s Co. Ltd.	800	11,456
	EDION Corp.	10,500	104,725
	EF-ON, Inc.	2,280	7,229
	eGuarantee, Inc.	4,000	46,204
#	E-Guardian, Inc.	400	4,409
	Ehime Bank Ltd.	4,800	35,538
	Eidai Co. Ltd.	3,000	4,252
	Eiken Chemical Co. Ltd.	3,800	37,481
	Eizo Corp.	2,000	64,175
	EJ Holdings, Inc.	1,200	12,832
	Elan Corp.	3,700	18,289
	Elecom Co. Ltd.	6,500	73,701
	Elematec Corp.	2,800	31,868
	EM Systems Co. Ltd.	4,700	22,351
	en Japan, Inc.	4,100	61,155
	Endo Lighting Corp.	1,700	13,335
	Enomoto Co. Ltd.	1,000	10,191
	Enplas Corp.	1,000	55,959
#	Envipro Holdings, Inc.	1,400	5,882
#	eRex Co. Ltd.	2,800	13,805
	ES-Con Japan Ltd.	4,600	26,845
	Eslead Corp.	1,000	20,604
	ESPEC Corp.	2,400	35,311
	Exedy Corp.	3,400	56,768
	EXEO Group, Inc.	8,500	176,543
	Ezaki Glico Co. Ltd.	6,500	188,937
	F&M Co. Ltd.	1,000	13,528
	FALCO HOLDINGS Co. Ltd.	1,400	18,769
	Fancl Corp.	5,900	88,208
	FCC Co. Ltd.	4,400	52,210
*	FDK Corp.	2,600	13,374
	Feed One Co. Ltd.	3,920	20,020
	Ferrotec Holdings Corp.	6,400	112,494
	Fibergate, Inc.	1,100	8,294
	FIDEA Holdings Co. Ltd.	3,050	32,864
#	Financial Partners Group Co. Ltd.	6,100	57,944
	FINDEX, Inc.	1,700	9,374
	First Bank of Toyama Ltd.	4,700	30,734
#	First Juken Co. Ltd.	900	6,526
	Fixstars Corp.	3,000	19,737

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FJ Next Holdings Co. Ltd.	3,100	$21,660
	Focus Systems Corp.	1,700	11,167
	Food & Life Cos. Ltd.	11,100	187,088
	Forum Engineering, Inc.	1,200	10,342
	Foster Electric Co. Ltd.	3,400	20,234
	FP Corp.	5,300	102,060
	France Bed Holdings Co. Ltd.	3,800	29,887
#*	FreakOut Holdings, Inc.	800	4,115
	Freebit Co. Ltd.	2,000	13,755
	Freund Corp.	1,700	8,898
	F-Tech, Inc.	1,600	7,426
	FTGroup Co. Ltd.	1,100	9,400
	Fudo Tetra Corp.	1,930	25,737
	Fuji Corp.	10,200	153,590
#	Fuji Corp.	1,600	18,041
	Fuji Corp. Ltd.	5,200	24,811
	Fuji Kyuko Co. Ltd.	2,800	79,033
	Fuji Media Holdings, Inc.	3,400	33,768
	Fuji Oil Co. Ltd.	8,300	17,416
	Fuji Oil Holdings, Inc.	5,400	85,775
	Fuji Pharma Co. Ltd.	2,000	15,450
	Fuji Seal International, Inc.	6,000	66,835
	Fuji Soft, Inc.	1,200	43,182
	Fujibo Holdings, Inc.	1,500	34,200
	Fujicco Co. Ltd.	2,800	36,129
	Fujikura Composites, Inc.	4,200	32,801
	Fujikura Kasei Co. Ltd.	4,200	12,158
	Fujikura Ltd.	19,400	139,333
	Fujimi, Inc.	6,000	119,771
	Fujimori Kogyo Co. Ltd.	1,400	35,326
*	Fujita Kanko, Inc.	400	10,994
	Fujiya Co. Ltd.	1,700	28,061
	FuKoKu Co. Ltd.	1,200	11,638
	Fukuda Corp.	1,000	32,417
	Fukuda Denshi Co. Ltd.	2,800	100,055
	Fukui Bank Ltd.	2,700	29,097
	Fukui Computer Holdings, Inc.	1,900	32,619
	Fukushima Galilei Co. Ltd.	1,600	52,968
	Fukuyama Transporting Co. Ltd.	2,500	68,320
	FULLCAST Holdings Co. Ltd.	1,600	18,105
#	Fumakilla Ltd.	1,500	10,505
	Funai Soken Holdings, Inc.	4,760	78,235
	Furukawa Battery Co. Ltd.	2,400	14,152
	Furukawa Co. Ltd.	4,100	57,524
	Furukawa Electric Co. Ltd.	8,000	119,877
	Furuno Electric Co. Ltd.	3,500	38,405
#	Furuya Metal Co. Ltd.	400	25,877
	Furyu Corp.	1,400	14,751
	Fuso Chemical Co. Ltd.	2,000	54,344
	Fuso Pharmaceutical Industries Ltd.	1,100	14,190
	Futaba Corp.	5,300	17,855
	Futaba Industrial Co. Ltd.	8,700	42,866
	Future Corp.	4,100	46,793
	Fuyo General Lease Co. Ltd.	1,000	81,301
	G-7 Holdings, Inc.	4,000	30,545
*	GA Technologies Co. Ltd.	1,200	9,067
	Gakken Holdings Co. Ltd.	4,500	25,045
	Gakkyusha Co. Ltd.	1,000	13,400
	Gecoss Corp.	2,000	12,700

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Genki Sushi Co. Ltd.	1,600	$27,836
	Genky DrugStores Co. Ltd.	1,000	38,081
	Geo Holdings Corp.	2,300	35,957
#	Gift Holdings, Inc.	1,200	17,140
*	giftee, Inc.	1,200	10,264
	Giken Ltd.	1,200	14,223
	GL Sciences, Inc.	1,300	19,624
	GLOBERIDE, Inc.	2,200	28,392
	Glory Ltd.	5,400	100,679
	GMO Financial Gate, Inc.	600	33,638
	GMO Financial Holdings, Inc.	4,400	19,997
#	GMO GlobalSign Holdings KK	400	6,749
	GMO internet group, Inc.	6,000	87,389
#*	GNI Group Ltd.	3,900	51,798
	Godo Steel Ltd.	1,600	46,451
	Goldcrest Co. Ltd.	2,590	36,934
	Golf Digest Online, Inc.	1,000	4,651
	Good Com Asset Co. Ltd.	1,800	10,388
	Gree, Inc.	8,100	30,270
	gremz, Inc.	1,700	22,545
	GS Yuasa Corp.	9,000	145,198
	GSI Creos Corp.	1,000	13,206
	G-Tekt Corp.	3,300	38,513
	Gun-Ei Chemical Industry Co. Ltd.	700	14,667
	GungHo Online Entertainment, Inc.	4,700	70,864
	Gunma Bank Ltd.	47,600	230,030
	Gunze Ltd.	2,200	65,970
	H.U. Group Holdings, Inc.	7,100	119,323
	H2O Retailing Corp.	11,700	125,343
	HABA Laboratories, Inc.	400	6,147
#	Hagihara Industries, Inc.	1,400	14,957
	Hagiwara Electric Holdings Co. Ltd., Class C	1,000	28,885
	Hagoromo Foods Corp.	600	12,142
#	Hakudo Co. Ltd.	800	11,381
#	Hakuto Co. Ltd.	1,000	33,817
	Halows Co. Ltd.	1,600	44,950
	Hamakyorex Co. Ltd.	2,200	55,076
	Handsman Co. Ltd.	800	5,581
	Hanwa Co. Ltd.	4,200	126,601
	Happinet Corp.	2,100	35,561
	Hard Off Corp. Co. Ltd.	2,400	23,316
#	Harima Chemicals Group, Inc.	2,500	13,363
	Harmonic Drive Systems, Inc.	1,100	23,825
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,112
	Hazama Ando Corp.	17,510	135,528
	Heiwa Corp.	6,200	87,763
	Heiwa Real Estate Co. Ltd.	3,200	81,916
	Heiwado Co. Ltd.	3,500	57,246
*	Hennge KK	1,000	6,624
	Hibiya Engineering Ltd.	2,400	36,357
#	HI-LEX Corp.	3,300	28,921
*	Hino Motors Ltd.	2,900	8,441
	Hioki EE Corp.	1,400	60,852
	Hirakawa Hewtech Corp.	1,200	11,484
	Hirano Tecseed Co. Ltd.	1,100	14,190
	Hirata Corp.	800	36,394
	Hirogin Holdings, Inc.	34,000	216,195
	Hiroshima Electric Railway Co. Ltd.	2,000	10,401
	Hiroshima Gas Co. Ltd.	6,100	16,108

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hisaka Works Ltd.	4,200	$26,298
	Hitachi Zosen Corp.	20,400	106,418
	Hito Communications Holdings, Inc.	1,000	8,143
	Hochiki Corp.	1,700	18,926
	Hodogaya Chemical Co. Ltd.	800	15,975
	Hogy Medical Co. Ltd.	2,400	52,148
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	20,730
	Hokkaido Electric Power Co., Inc.	19,500	82,031
	Hokkaido Gas Co. Ltd.	2,400	37,251
	Hokkan Holdings Ltd.	1,200	12,557
	Hokko Chemical Industry Co. Ltd.	3,300	20,355
	Hokkoku Financial Holdings, Inc.	2,400	79,408
#	Hokuetsu Corp.	14,600	112,021
	Hokuetsu Industries Co. Ltd.	2,800	36,039
	Hokuhoku Financial Group, Inc.	15,600	182,131
	Hokuriku Electric Industry Co. Ltd.	400	3,584
*	Hokuriku Electric Power Co.	18,900	93,748
	Hokuriku Electrical Construction Co. Ltd.	1,800	11,862
	Hokuto Corp.	2,800	33,603
	H-One Co. Ltd.	4,000	20,444
	Honeys Holdings Co. Ltd.	2,670	26,996
	Hoosiers Holdings Co. Ltd.	5,300	37,460
	Horiba Ltd.	2,900	146,628
	Hosiden Corp.	6,600	77,571
	Hosokawa Micron Corp.	2,000	56,134
#	Hotland Co. Ltd.	1,300	17,141
*	Hotto Link, Inc.	2,300	4,476
	House Foods Group, Inc.	2,900	61,237
	Howa Machinery Ltd.	2,200	11,025
	HS Holdings Co. Ltd.	3,300	22,056
	Hyakugo Bank Ltd.	24,900	94,146
	Hyakujushi Bank Ltd.	3,400	64,743
	IBJ, Inc.	2,800	12,005
	Ichigo, Inc.	18,000	39,389
	Ichiken Co. Ltd.	700	9,389
	Ichikoh Industries Ltd.	8,700	30,469
#	Ichimasa Kamaboko Co. Ltd.	1,100	5,211
	Ichinen Holdings Co. Ltd.	3,100	28,488
	Ichiyoshi Securities Co. Ltd.	7,100	32,996
	Icom, Inc.	1,500	34,730
	ID Holdings Corp.	1,950	18,602
	IDEA Consultants, Inc.	500	5,379
	Idec Corp.	4,000	71,774
	IDOM, Inc.	5,100	30,690
	Iino Kaiun Kaisha Ltd.	8,900	63,837
	IJTT Co. Ltd.	2,100	9,298
	I’ll, Inc.	1,700	41,534
	Imagica Group, Inc.	2,700	10,600
	Imasen Electric Industrial	901	3,457
	i-mobile Co. Ltd.	3,600	11,208
	Imuraya Group Co. Ltd.	1,100	17,102
	Inaba Denki Sangyo Co. Ltd.	6,400	133,458
	Inaba Seisakusho Co. Ltd.	1,700	16,977
	Inabata & Co. Ltd.	5,800	121,087
#	Inageya Co. Ltd.	1,600	16,956
*	I-NE Co. Ltd.	800	15,013
	Ines Corp.	3,000	29,505
	I-Net Corp.	1,600	17,066
	Infocom Corp.	3,900	64,939

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Information Services International-Dentsu Ltd.	800	$27,151
	Innotech Corp.	2,400	24,664
	Insource Co. Ltd.	7,200	42,437
#	Intage Holdings, Inc.	1,500	16,599
	Integrated Design & Engineering Holdings Co. Ltd.	1,700	37,736
	Inter Action Corp.	1,600	10,884
#	Inui Global Logistics Co. Ltd.	1,200	9,692
	I-PEX, Inc.	1,400	13,621
	IPS, Inc.	400	7,024
#	IR Japan Holdings Ltd.	1,000	8,990
	Iriso Electronics Co. Ltd.	3,200	75,547
	I’rom Group Co. Ltd.	900	10,267
	ISB Corp.	2,200	20,619
#	Ise Chemicals Corp.	500	24,325
	Iseki & Co. Ltd.	2,500	18,130
	Ishihara Chemical Co. Ltd.	1,400	14,790
	Ishihara Sangyo Kaisha Ltd.	4,400	41,220
*	Istyle, Inc.	6,200	17,928
	Itfor, Inc.	3,600	25,233
	ITmedia, Inc.	1,700	11,599
	Itochu Enex Co. Ltd.	5,500	54,062
	Itochu-Shokuhin Co. Ltd.	900	39,054
	Itoham Yonekyu Holdings, Inc.	3,400	93,963
	Itoki Corp.	4,500	43,334
	IwaiCosmo Holdings, Inc.	2,900	34,556
	Iwaki Co. Ltd.	1,300	15,691
*	Iwatsu Electric Co. Ltd.	300	1,528
	Iwatsuka Confectionery Co. Ltd.	500	16,727
	Iyogin Holdings, Inc.	20,900	150,445
	Izumi Co. Ltd.	3,700	93,556
#	J Trust Co. Ltd.	5,148	16,331
	JAC Recruitment Co. Ltd.	2,400	38,309
	Jaccs Co. Ltd.	2,800	96,245
*	Jade Group, Inc.	300	2,903
	JAFCO Group Co. Ltd.	6,700	72,164
*	Jamco Corp.	1,100	10,834
	JANOME Corp.	2,299	10,977
	Japan Aviation Electronics Industry Ltd.	4,400	82,933
	Japan Best Rescue System Co. Ltd.	3,000	11,940
	Japan Cash Machine Co. Ltd.	1,600	10,215
*	Japan Communications, Inc.	19,200	26,336
	Japan Electronic Materials Corp.	1,700	15,617
	Japan Elevator Service Holdings Co. Ltd.	7,700	102,042
#	Japan Foundation Engineering Co. Ltd.	2,900	8,298
*	Japan Hospice Holdings, Inc.	500	7,492
	Japan Investment Adviser Co. Ltd.	1,100	11,769
	Japan Lifeline Co. Ltd.	8,700	66,341
	Japan Material Co. Ltd.	8,700	122,178
	Japan Medical Dynamic Marketing, Inc.	3,570	16,912
	Japan Petroleum Exploration Co. Ltd.	3,700	126,694
	Japan Property Management Center Co. Ltd.	900	6,660
	Japan Pulp & Paper Co. Ltd.	1,600	50,159
	Japan Pure Chemical Co. Ltd.	1,000	17,413
	Japan Securities Finance Co. Ltd.	9,300	92,608
	Japan Steel Works Ltd.	1,700	27,582
	Japan System Techniques Co. Ltd.	1,600	21,733
	Japan Transcity Corp.	5,400	23,707
	Japan Wool Textile Co. Ltd.	5,200	47,276
	Jastec Co. Ltd.	1,200	12,307

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JBCC Holdings, Inc.	2,000	$39,480
	JCU Corp.	3,500	76,345
	JDC Corp.	4,100	16,459
	Jeol Ltd.	5,700	160,930
	JFE Systems, Inc.	1,100	23,455
#*	JIG-SAW, Inc.	800	19,639
	Jimoto Holdings, Inc.	2,110	6,490
#	JINS Holdings, Inc.	1,700	46,928
	JINUSHI Co. Ltd.	1,600	21,196
	JK Holdings Co. Ltd.	2,500	15,891
	J-Lease Co. Ltd.	1,200	15,098
	JM Holdings Co. Ltd.	1,100	15,083
	JMS Co. Ltd.	2,200	7,742
#*	Joban Kosan Co. Ltd.	1,100	8,658
	J-Oil Mills, Inc.	2,600	30,526
	Joshin Denki Co. Ltd.	3,400	54,009
	Joyful Honda Co. Ltd.	5,800	68,122
	JP-Holdings, Inc.	6,800	15,862
	JSB Co. Ltd.	1,200	18,308
	JSP Corp.	1,900	23,630
	Juki Corp.	3,700	14,600
	Juroku Financial Group, Inc.	3,600	96,991
	Justsystems Corp.	5,000	89,102
	JVCKenwood Corp.	23,070	99,149
	K&O Energy Group, Inc.	2,300	36,217
	Kadoya Sesame Mills, Inc.	400	9,206
	Kaga Electronics Co. Ltd.	1,800	72,028
	Kagome Co. Ltd.	4,500	93,615
	Kakaku.com, Inc.	2,000	19,289
	Kaken Pharmaceutical Co. Ltd.	2,700	59,792
	Kakiyasu Honten Co. Ltd.	1,100	18,056
#	Kamakura Shinsho Ltd.	4,000	15,417
	Kameda Seika Co. Ltd.	1,800	48,651
	Kamei Corp.	3,600	37,303
	Kanaden Corp.	3,200	31,884
	Kanagawa Chuo Kotsu Co. Ltd.	800	16,314
	Kanamic Network Co. Ltd.	1,800	5,469
#	Kanamoto Co. Ltd.	4,200	68,162
	Kandenko Co. Ltd.	11,100	102,856
	Kaneka Corp.	6,500	159,067
	Kaneko Seeds Co. Ltd.	1,800	16,969
	Kanematsu Corp.	9,505	128,446
	Kanemi Co. Ltd.	500	10,011
	Kansai Food Market Ltd.	1,000	8,925
	Kanto Denka Kogyo Co. Ltd.	3,600	19,024
*	Kaonavi, Inc.	900	12,276
*	Kappa Create Co. Ltd.	2,000	21,014
#*	Kasai Kogyo Co. Ltd.	3,100	4,518
	Kasumigaseki Capital Co. Ltd.	700	37,283
	Katakura Industries Co. Ltd.	2,700	30,383
	Katitas Co. Ltd.	6,500	86,758
	Kato Sangyo Co. Ltd.	2,500	70,293
#	Kato Works Co. Ltd.	1,600	12,774
	Kawada Technologies, Inc.	600	26,468
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	33,049
	KeePer Technical Laboratory Co. Ltd.	1,600	60,312
	Keihanshin Building Co. Ltd.	4,100	37,620
#	KEIWA, Inc.	1,600	14,119
	Keiyo Bank Ltd.	16,700	75,771

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Keiyo Co. Ltd.	6,700	$57,695
	Kenko Mayonnaise Co. Ltd.	2,000	20,727
	KeyHolder, Inc.	1,600	9,232
	KFC Holdings Japan Ltd.	1,900	37,848
	KH Neochem Co. Ltd.	4,500	68,165
	Kibun Foods, Inc.	1,500	11,609
	Kimura Chemical Plants Co. Ltd.	3,300	15,522
#	King Jim Co. Ltd.	3,000	17,756
	Kintetsu Department Store Co. Ltd.	1,200	22,385
	Kissei Pharmaceutical Co. Ltd.	3,100	65,568
	Ki-Star Real Estate Co. Ltd.	1,100	30,990
*	Kitagawa Corp.	1,600	15,027
	Kita-Nippon Bank Ltd.	1,000	15,402
	Kitano Construction Corp.	700	14,245
	Kitz Corp.	7,900	53,382
	Kiyo Bank Ltd.	7,900	81,551
*	KNT-CT Holdings Co. Ltd.	900	7,542
	Koa Corp.	4,700	45,291
	Koatsu Gas Kogyo Co. Ltd.	3,600	18,227
*	Kobe Electric Railway Co. Ltd.	899	16,454
	Kohnan Shoji Co. Ltd.	2,700	69,992
	Kohsoku Corp.	1,300	17,474
	Koike Sanso Kogyo Co. Ltd.	400	9,103
	Kojima Co. Ltd.	5,300	23,166
	Kokuyo Co. Ltd.	10,800	167,400
	Komatsu Matere Co. Ltd.	4,200	19,988
	Komatsu Wall Industry Co. Ltd.	1,200	23,078
	KOMEDA Holdings Co. Ltd.	5,200	94,887
	Komehyo Holdings Co. Ltd.	800	25,108
	Komeri Co. Ltd.	3,600	74,649
	Komori Corp.	4,700	35,989
#	Konaka Co. Ltd.	1,760	4,546
	Kondotec, Inc.	2,900	21,805
*	Konica Minolta, Inc.	53,700	150,412
	Konishi Co. Ltd.	4,000	59,338
	Konoike Transport Co. Ltd.	2,900	38,384
	Konoshima Chemical Co. Ltd.	800	6,746
#	Kosaido Holdings Co. Ltd.	1,900	37,187
	Koshidaka Holdings Co. Ltd.	5,700	40,553
	Kotobuki Spirits Co. Ltd.	6,500	86,313
#	Kotobukiya Co. Ltd.	600	8,078
	Kozo Keikaku Engineering, Inc.	500	11,859
	KPP Group Holdings Co. Ltd.	3,900	16,855
	Krosaki Harima Corp.	800	50,656
#	KRS Corp.	2,000	12,807
	K’s Holdings Corp.	21,700	201,936
	KU Holdings Co. Ltd.	2,400	17,534
*	Kufu Co., Inc.	2,600	5,255
	Kumagai Gumi Co. Ltd.	4,300	107,763
#	Kumiai Chemical Industry Co. Ltd.	10,467	76,291
	Kurabo Industries Ltd.	1,800	26,948
	Kureha Corp.	2,000	118,778
	Kurimoto Ltd.	2,000	40,899
	Kuriyama Holdings Corp.	1,000	5,770
	Kusuri No. Aoki Holdings Co. Ltd.	1,500	98,276
	KYB Corp.	2,000	59,084
	Kyodo Printing Co. Ltd.	900	19,079
	Kyoei Steel Ltd.	2,900	36,788
	Kyokuto Boeki Kaisha Ltd.	1,600	18,993

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	$46,287
	Kyokuto Securities Co. Ltd.	2,600	18,026
	Kyokuyo Co. Ltd.	1,500	38,169
	Kyorin Pharmaceutical Co. Ltd.	4,500	53,079
	Kyoritsu Maintenance Co. Ltd.	3,900	149,159
	Kyosan Electric Manufacturing Co. Ltd.	5,000	16,012
#	Kyowa Electronic Instruments Co. Ltd.	5,600	13,904
	Kyowa Leather Cloth Co. Ltd.	900	3,919
	Kyudenko Corp.	5,300	158,316
	Kyushu Financial Group, Inc.	27,700	174,551
	LA Holdings Co. Ltd.	500	15,425
	LAC Co. Ltd.	2,400	11,562
	Lacto Japan Co. Ltd.	900	11,855
	LEC, Inc.	3,100	21,016
*	Leopalace21 Corp.	25,200	54,208
	Life Corp.	2,300	54,217
*	LIFENET INSURANCE Co.	1,600	10,224
*	LIFULL Co. Ltd.	8,200	11,949
	LIKE, Inc.	1,600	14,634
#	Linical Co. Ltd.	1,600	6,085
	Link & Motivation, Inc.	3,900	10,442
	Lintec Corp.	4,700	77,688
	LITALICO, Inc.	2,500	33,591
	Loadstar Capital KK	1,600	19,980
	Look Holdings, Inc.	700	9,308
	M&A Capital Partners Co. Ltd.	2,200	39,936
	Mabuchi Motor Co. Ltd.	6,200	177,131
	Macromill, Inc.	5,600	24,882
	Maeda Kosen Co. Ltd.	2,800	54,549
#	Maezawa Kasei Industries Co. Ltd.	2,100	20,606
	Maezawa Kyuso Industries Co. Ltd.	2,400	22,026
	Makino Milling Machine Co. Ltd.	2,800	116,839
	Management Solutions Co. Ltd.	1,100	19,148
	Mandom Corp.	5,600	51,367
	Mani, Inc.	10,000	136,034
	MarkLines Co. Ltd.	1,500	27,604
#	Mars Group Holdings Corp.	1,800	30,902
	Marubun Corp.	1,900	13,883
	Marudai Food Co. Ltd.	2,600	28,747
	Maruha Nichiro Corp.	5,853	100,186
	Maruichi Steel Tube Ltd.	7,200	178,678
	MARUKA FURUSATO Corp.	1,400	25,709
#	Marumae Co. Ltd.	1,200	10,707
#	Marusan Securities Co. Ltd.	11,600	62,947
	Maruwa Co. Ltd.	1,000	175,463
#	Maruzen CHI Holdings Co. Ltd.	400	867
	Maruzen Co. Ltd.	1,400	20,225
	Maruzen Showa Unyu Co. Ltd.	1,600	40,393
	Marvelous, Inc.	3,300	15,155
	Matching Service Japan Co. Ltd.	600	4,524
	Matsuda Sangyo Co. Ltd.	2,125	37,010
	Matsui Construction Co. Ltd.	3,400	17,662
	Matsui Securities Co. Ltd.	16,500	82,064
	Matsuoka Corp.	700	7,415
	Max Co. Ltd.	4,000	67,504
	Maxell Ltd.	5,200	55,618
	Maxvalu Tokai Co. Ltd.	1,200	23,713
	MCJ Co. Ltd.	8,900	64,030
	MEC Co. Ltd.	2,100	47,713

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Media Do Co. Ltd.	900	$7,780
	Medical Data Vision Co. Ltd.	3,300	14,661
	Medical System Network Co. Ltd.	2,400	7,395
	Medikit Co. Ltd.	800	14,133
*	Medley, Inc.	700	20,238
	MedPeer, Inc.	1,500	8,845
	Megachips Corp.	2,100	54,144
	Megmilk Snow Brand Co. Ltd.	5,400	87,037
	Meidensha Corp.	4,600	72,068
	Meiji Electric Industries Co. Ltd.	1,400	12,880
	Meiji Shipping Group Co. Ltd.	1,700	7,312
	Meiko Electronics Co. Ltd.	3,400	70,523
	Meisei Industrial Co. Ltd.	5,000	33,769
	Meitec Group Holdings, Inc.	9,100	160,161
	Meito Sangyo Co. Ltd.	1,200	12,865
	Meiwa Corp.	4,100	17,487
	Melco Holdings, Inc.	900	20,535
#	Members Co. Ltd.	1,500	11,808
	Menicon Co. Ltd.	7,200	83,470
*	MetaReal Corp.	700	5,768
	METAWATER Co. Ltd.	3,600	45,385
	Micronics Japan Co. Ltd.	3,600	54,543
	Midac Holdings Co. Ltd.	1,100	12,839
	Mie Kotsu Group Holdings, Inc.	5,900	22,021
	Mikuni Corp.	2,700	7,704
	Milbon Co. Ltd.	3,000	79,310
	MIMAKI ENGINEERING Co. Ltd.	1,900	9,311
	Mimasu Semiconductor Industry Co. Ltd.	2,319	37,605
#	Ministop Co. Ltd.	1,800	18,188
	Mirai Industry Co. Ltd.	700	14,702
	Miraial Co. Ltd.	1,100	9,977
	Mirait One Corp.	11,100	147,117
	Mirarth Holdings, Inc.	14,600	42,559
	Miroku Jyoho Service Co. Ltd.	2,800	28,676
	Mitani Corp.	4,800	43,998
#	Mitani Sangyo Co. Ltd.	3,900	8,604
	Mitani Sekisan Co. Ltd.	1,200	36,180
	Mito Securities Co. Ltd.	10,500	30,541
	Mitsuba Corp.	5,000	23,031
	Mitsubishi Kakoki Kaisha Ltd.	1,000	17,897
	Mitsubishi Logisnext Co. Ltd.	4,000	31,382
	Mitsubishi Logistics Corp.	5,500	143,880
	Mitsubishi Materials Corp.	8,900	143,020
	Mitsubishi Paper Mills Ltd.	6,500	25,104
	Mitsubishi Pencil Co. Ltd.	4,300	53,006
	Mitsubishi Research Institute, Inc.	1,100	35,561
	Mitsubishi Shokuhin Co. Ltd.	1,900	50,099
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	22,051
	Mitsuboshi Belting Ltd.	2,700	77,946
	Mitsui DM Sugar Holdings Co. Ltd.	1,800	36,589
	Mitsui E&S Co. Ltd.	9,400	25,770
	Mitsui High-Tec, Inc.	2,100	88,667
#	Mitsui Matsushima Holdings Co. Ltd.	1,100	20,130
	Mitsui Mining & Smelting Co. Ltd.	7,000	181,766
	Mitsui-Soko Holdings Co. Ltd.	2,100	59,816
	Mitsuuroko Group Holdings Co. Ltd.	4,400	37,832
	MIXI, Inc.	4,400	66,643
	Miyaji Engineering Group, Inc.	1,800	36,338
	Miyazaki Bank Ltd.	2,000	38,885

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Miyoshi Oil & Fat Co. Ltd.	1,100	$9,539
	Mizuho Leasing Co. Ltd.	3,000	95,444
	Mizuho Medy Co. Ltd.	600	11,906
	Mizuno Corp.	2,000	58,671
	Mochida Pharmaceutical Co. Ltd.	2,600	57,292
*	Modec, Inc.	3,200	35,196
	Molitec Steel Co. Ltd.	3,900	7,271
#	Monex Group, Inc.	17,100	75,209
	Monogatari Corp.	3,600	97,490
#	MORESCO Corp.	1,100	8,983
	Morinaga & Co. Ltd.	4,700	169,502
	Morinaga Milk Industry Co. Ltd.	5,000	195,025
	Moriroku Holdings Co. Ltd.	900	14,255
	Morita Holdings Corp.	3,900	40,010
	Morito Co. Ltd.	2,600	22,792
	Morozoff Ltd.	1,500	37,285
#	Mortgage Service Japan Ltd.	1,200	4,128
	Mory Industries, Inc.	900	25,787
	MrMax Holdings Ltd.	4,600	18,890
	Mugen Estate Co. Ltd.	1,600	10,850
	m-up Holdings, Inc.	4,700	38,060
	Murakami Corp.	1,000	20,333
	Musashi Seimitsu Industry Co. Ltd.	5,800	55,823
	Musashino Bank Ltd.	4,100	77,307
	Nabtesco Corp.	2,400	42,508
#	NAC Co. Ltd.	1,100	7,074
	Nachi-Fujikoshi Corp.	1,500	37,379
	Nafco Co. Ltd.	2,100	25,681
	Nagano Keiki Co. Ltd.	2,100	32,581
	Nagase & Co. Ltd.	12,200	184,819
	Nagatanien Holdings Co. Ltd.	1,600	24,191
	Nagawa Co. Ltd.	800	32,542
	Naigai Trans Line Ltd.	700	10,973
	Nakabayashi Co. Ltd.	3,300	11,283
	Nakamoto Packs Co. Ltd.	700	7,525
	Nakamuraya Co. Ltd.	600	12,293
	Nakanishi, Inc.	9,300	204,258
	Nakano Refrigerators Co. Ltd.	200	8,897
	Nakayama Steel Works Ltd.	3,500	20,001
#	Namura Shipbuilding Co. Ltd.	7,996	42,148
	Nankai Electric Railway Co. Ltd.	2,700	51,710
	Nanto Bank Ltd.	4,000	71,999
	Natori Co. Ltd.	1,400	18,499
	NEC Capital Solutions Ltd.	900	18,555
	NEC Networks & System Integration Corp.	8,600	116,389
	NET One Systems Co. Ltd.	9,700	148,050
	Neturen Co. Ltd.	3,800	25,268
	New Art Holdings Co. Ltd.	1,000	11,557
#*	New Japan Chemical Co. Ltd.	6,200	8,369
#	Nextage Co. Ltd.	6,300	87,043
*	NexTone, Inc.	500	4,540
#	NF Holdings Corp.	600	4,680
	NHK Spring Co. Ltd.	25,100	177,608
	Nice Corp.	1,300	12,198
#	Nichia Steel Works Ltd.	4,000	8,038
	Nichias Corp.	6,700	132,926
	Nichiban Co. Ltd.	1,500	18,227
	Nichicon Corp.	5,900	49,311
	Nichiden Corp.	1,800	29,919

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichiha Corp.	3,300	$65,162
	Nichireki Co. Ltd.	3,400	48,338
	Nichirin Co. Ltd.	1,430	28,344
	Nihon Chouzai Co. Ltd.	1,400	13,144
#	Nihon Dempa Kogyo Co. Ltd.	2,700	21,927
	Nihon Dengi Co. Ltd.	600	16,109
	Nihon Denkei Co. Ltd.	1,050	12,948
	Nihon Flush Co. Ltd.	3,200	18,828
#	Nihon House Holdings Co. Ltd.	5,600	12,912
	Nihon Kagaku Sangyo Co. Ltd.	1,900	14,960
	Nihon Kohden Corp.	5,300	125,179
	Nihon M&A Center Holdings, Inc.	30,000	137,019
	Nihon Nohyaku Co. Ltd.	6,100	26,062
	Nihon Parkerizing Co. Ltd.	11,000	79,833
	Nihon Plast Co. Ltd.	1,700	4,980
	Nihon Tokushu Toryo Co. Ltd.	1,400	10,872
	Nihon Trim Co. Ltd.	400	7,783
#*	Nihon Yamamura Glass Co. Ltd.	800	8,936
	Nikkiso Co. Ltd.	6,200	39,492
	Nikko Co. Ltd.	4,200	18,292
	Nikkon Holdings Co. Ltd.	6,900	146,409
	Nippn Corp.	7,000	106,605
	Nippon Air Conditioning Services Co. Ltd.	4,600	23,362
	Nippon Aqua Co. Ltd.	1,700	10,650
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	22,868
	Nippon Carbide Industries Co., Inc.	1,100	12,288
	Nippon Carbon Co. Ltd.	1,200	35,151
	Nippon Chemical Industrial Co. Ltd.	1,300	16,454
*	Nippon Chemi-Con Corp.	2,900	24,588
*	Nippon Coke & Engineering Co. Ltd.	32,300	23,768
	Nippon Concept Corp.	700	8,249
	Nippon Concrete Industries Co. Ltd.	8,400	17,610
	Nippon Denko Co. Ltd.	15,100	29,097
	Nippon Densetsu Kogyo Co. Ltd.	4,700	64,075
	Nippon Electric Glass Co. Ltd.	11,400	227,912
#	Nippon Fine Chemical Co. Ltd.	1,900	31,381
	Nippon Gas Co. Ltd.	11,500	172,839
	Nippon Hume Corp.	3,300	19,298
	Nippon Kayaku Co. Ltd.	14,600	125,421
	Nippon Kodoshi Corp.	400	4,684
	Nippon Light Metal Holdings Co. Ltd.	5,480	60,105
*	Nippon Paper Industries Co. Ltd.	13,100	113,985
	Nippon Parking Development Co. Ltd.	23,500	33,273
	Nippon Pillar Packing Co. Ltd.	2,000	49,920
#	Nippon Rietec Co. Ltd.	1,500	12,944
	Nippon Road Co. Ltd.	4,000	52,557
	Nippon Seiki Co. Ltd.	5,800	41,295
	Nippon Seisen Co. Ltd.	300	9,565
	Nippon Sharyo Ltd.	1,200	16,638
*	Nippon Sheet Glass Co. Ltd.	12,000	52,724
	Nippon Shokubai Co. Ltd.	4,200	155,997
	Nippon Signal Company Ltd.	7,000	43,287
	Nippon Soda Co. Ltd.	2,800	100,388
	Nippon Thompson Co. Ltd.	6,500	23,166
	Nippon Yakin Kogyo Co. Ltd.	1,660	44,272
	Nipro Corp.	17,500	133,253
	Nishikawa Rubber Co. Ltd.	1,900	16,850
	Nishimatsu Construction Co. Ltd.	3,200	77,046
#	Nishimatsuya Chain Co. Ltd.	3,400	43,670

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nishimoto Co. Ltd.	700	$27,765
	Nishi-Nippon Financial Holdings, Inc.	15,100	180,341
	Nishi-Nippon Railroad Co. Ltd.	7,200	116,329
	Nishio Holdings Co. Ltd.	2,600	57,612
	Nissan Shatai Co. Ltd.	13,100	74,963
	Nissei ASB Machine Co. Ltd.	1,000	30,861
	Nissei Plastic Industrial Co. Ltd.	1,400	9,541
	Nissha Co. Ltd.	4,900	50,945
	Nisshin Group Holdings Co. Ltd.	5,400	18,190
	Nisshin Oillio Group Ltd.	3,100	86,581
	Nisshinbo Holdings, Inc.	17,536	126,841
	Nissin Corp.	2,200	37,914
	Nisso Holdings Co. Ltd.	2,300	11,587
	Nissui Corp.	35,600	172,751
	Nitta Corp.	2,600	58,708
#	Nitta Gelatin, Inc.	2,000	9,021
	Nittetsu Mining Co. Ltd.	1,600	50,380
	Nitto Boseki Co. Ltd.	3,000	67,518
	Nitto Fuji Flour Milling Co. Ltd.	400	12,711
	Nitto Kogyo Corp.	3,700	84,570
	Nitto Kohki Co. Ltd.	1,300	16,307
	Nitto Seiko Co. Ltd.	6,200	23,972
	Nittoc Construction Co. Ltd.	3,500	24,400
	Nittoku Co. Ltd.	700	10,264
	NJS Co. Ltd.	700	12,963
	Noda Corp.	800	6,619
	Noevir Holdings Co. Ltd.	1,600	56,118
	Nohmi Bosai Ltd.	2,800	33,715
	Nojima Corp.	6,700	59,672
	NOK Corp.	3,800	45,044
	Nomura Micro Science Co. Ltd.	700	35,886
	Noritake Co. Ltd.	1,400	54,490
	Noritsu Koki Co. Ltd.	2,900	61,388
	Noritz Corp.	4,000	41,993
	North Pacific Bank Ltd.	32,300	83,179
	NPR-RIKEN Corp.	3,314	37,562
	NS Tool Co. Ltd.	2,000	14,343
	NS United Kaiun Kaisha Ltd.	800	22,740
	NSD Co. Ltd.	8,060	140,235
	NSW, Inc.	1,200	21,635
	NTN Corp.	51,500	91,745
	Obara Group, Inc.	1,600	38,396
	Oenon Holdings, Inc.	5,000	13,239
	Ogaki Kyoritsu Bank Ltd.	4,200	58,654
#	Ohara, Inc.	700	5,851
#	Ohashi Technica, Inc.	1,700	19,261
	Ohba Co. Ltd.	1,400	8,486
	Ohmoto Gumi Co. Ltd.	900	14,236
	Ohsho Food Service Corp.	1,800	83,204
	Oiles Corp.	2,973	37,647
#*	Oisix ra daichi, Inc.	4,300	32,722
	Oita Bank Ltd.	1,600	29,599
	Okabe Co. Ltd.	4,000	18,577
	Okamoto Industries, Inc.	1,200	41,485
	Okamoto Machine Tool Works Ltd.	700	26,634
	Okamura Corp.	7,900	112,470
	Okasan Securities Group, Inc.	19,900	89,983
	Oki Electric Industry Co. Ltd.	8,400	50,679
	Okinawa Cellular Telephone Co.	2,500	52,876

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okinawa Electric Power Co., Inc.	5,325	$38,883
	Okinawa Financial Group, Inc.	2,860	47,702
	OKUMA Corp.	3,100	127,629
	Okumura Corp.	3,500	107,063
	Okura Industrial Co. Ltd.	1,400	25,317
	Okuwa Co. Ltd.	3,000	16,829
	Onoken Co. Ltd.	2,900	32,239
	Onward Holdings Co. Ltd.	12,700	40,213
	Ootoya Holdings Co. Ltd.	700	23,901
	Open Up Group, Inc.	7,200	89,308
	Optex Group Co. Ltd.	3,800	42,718
*	Optim Corp.	1,200	6,548
	Optorun Co. Ltd.	3,600	41,646
	Organo Corp.	3,200	105,507
	Orient Corp.	4,810	35,858
	Oriental Shiraishi Corp.	13,900	30,681
#	Origin Co. Ltd.	600	4,912
	Oro Co. Ltd.	700	9,606
	Osaka Organic Chemical Industry Ltd.	1,800	30,558
	Osaka Soda Co. Ltd.	1,400	82,223
	Osaka Steel Co. Ltd.	1,500	17,728
#	OSAKA Titanium Technologies Co. Ltd.	2,000	42,699
	Osaki Electric Co. Ltd.	6,000	25,510
	OSG Corp.	10,600	120,952
	OUG Holdings, Inc.	500	7,905
	Outsourcing, Inc.	17,200	127,812
	Oyo Corp.	2,700	41,268
	Ozu Corp.	600	6,202
	Pacific Industrial Co. Ltd.	6,100	55,996
*	Pacific Metals Co. Ltd.	2,400	19,641
	Pack Corp.	1,400	31,119
	PAL GROUP Holdings Co. Ltd.	6,200	80,196
	PALTAC Corp.	2,500	81,041
	Paramount Bed Holdings Co. Ltd.	5,200	88,596
*	Park24 Co. Ltd.	11,800	132,936
	Parker Corp.	2,400	11,983
	Pasona Group, Inc.	2,200	19,680
	Pegasus Co. Ltd.	2,600	8,792
	Penta-Ocean Construction Co. Ltd.	16,300	95,826
	People Dreams & Technologies Group Co. Ltd.	900	9,834
*	PeptiDream, Inc.	9,200	67,066
	Pharma Foods International Co. Ltd.	1,600	14,140
	PHC Holdings Corp.	1,000	9,457
*	PIA Corp.	800	18,705
	Pickles Holdings Co. Ltd.	2,400	18,990
	Pigeon Corp.	15,000	159,268
	Pilot Corp.	3,800	128,955
	Piolax, Inc.	2,300	33,968
	Plus Alpha Consulting Co. Ltd.	1,900	30,566
	Pole To Win Holdings, Inc.	5,100	15,763
	Premium Group Co. Ltd.	4,800	51,483
	Premium Water Holdings, Inc.	400	7,870
	Press Kogyo Co. Ltd.	9,000	38,547
#	Pressance Corp.	2,400	25,893
	Prestige International, Inc.	15,500	62,916
	Prima Meat Packers Ltd.	3,000	45,643
	Procrea Holdings, Inc.	3,104	40,148
	Pronexus, Inc.	2,300	17,913
	Pro-Ship, Inc.	900	7,778

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Proto Corp.	4,200	$34,315
	PS Mitsubishi Construction Co. Ltd.	3,600	19,475
	Punch Industry Co. Ltd.	2,600	7,459
	QB Net Holdings Co. Ltd.	1,400	15,409
	Qol Holdings Co. Ltd.	2,600	30,012
	Quick Co. Ltd.	2,200	29,526
#	Raccoon Holdings, Inc.	2,900	13,741
	Raito Kogyo Co. Ltd.	4,700	60,836
	Raiznext Corp.	4,600	43,048
*	Raksul, Inc.	3,500	29,414
	Rasa Corp.	1,400	15,790
	Rasa Industries Ltd.	800	10,446
	Raysum Co. Ltd.	371	7,994
	Relo Group, Inc.	9,600	95,175
	Renaissance, Inc.	1,600	9,324
	Rengo Co. Ltd.	25,300	167,547
*	RENOVA, Inc.	4,600	33,091
	Resorttrust, Inc.	11,500	165,487
	Restar Holdings Corp.	2,800	46,052
	Retail Partners Co. Ltd.	3,200	36,493
	Rheon Automatic Machinery Co. Ltd.	2,000	17,497
	Ricoh Leasing Co. Ltd.	1,500	44,862
	Ride On Express Holdings Co. Ltd.	1,200	8,258
#*	Right On Co. Ltd.	1,500	4,290
	Riken Keiki Co. Ltd.	1,500	61,462
	Riken Technos Corp.	5,600	31,943
	Riken Vitamin Co. Ltd.	2,200	32,890
	Ringer Hut Co. Ltd.	800	12,218
	Rion Co. Ltd.	1,400	20,611
	Riso Kyoiku Co. Ltd.	15,100	25,339
	Rix Corp.	700	14,991
#	Rock Field Co. Ltd.	2,100	21,766
	Rokko Butter Co. Ltd.	1,700	15,687
	Roland Corp.	2,000	57,828
	Roland DG Corp.	1,800	39,386
	Rorze Corp.	1,100	81,844
	Round One Corp.	28,400	103,021
	Royal Holdings Co. Ltd.	1,200	20,451
	RS Technologies Co. Ltd.	2,400	38,036
	Ryobi Ltd.	3,200	60,022
	RYODEN Corp.	2,300	35,806
#	Ryosan Co. Ltd.	2,400	75,631
	S Foods, Inc.	2,300	48,653
	S&B Foods, Inc.	1,000	26,231
	Sac’s Bar Holdings, Inc.	3,250	18,063
	Sagami Rubber Industries Co. Ltd.	1,000	5,809
	Saibu Gas Holdings Co. Ltd.	2,800	35,520
	Saizeriya Co. Ltd.	700	28,442
	Sakai Chemical Industry Co. Ltd.	2,200	30,120
	Sakai Heavy Industries Ltd.	600	20,687
	Sakai Moving Service Co. Ltd.	3,400	58,031
	Sakata INX Corp.	5,200	43,467
#	Sakura Internet, Inc.	1,700	13,144
	Sala Corp.	7,300	35,790
	Samco, Inc.	900	24,936
	SAMTY Co. Ltd.	2,800	46,042
	San Holdings, Inc.	4,400	29,998
	San ju San Financial Group, Inc.	2,700	35,168
	San-A Co. Ltd.	2,500	77,446

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	San-Ai Obbli Co. Ltd.	6,600	$71,263
	Sangetsu Corp.	5,000	93,965
	San-In Godo Bank Ltd.	16,200	111,582
	Sanken Electric Co. Ltd.	2,400	119,367
	Sanki Engineering Co. Ltd.	5,000	58,117
	Sanko Gosei Ltd.	2,900	10,396
	Sankyo Frontier Co. Ltd.	600	15,332
	Sankyo Seiko Co. Ltd.	4,000	20,750
	Sankyo Tateyama, Inc.	2,800	14,777
	Sankyu, Inc.	4,400	132,485
	Sanoh Industrial Co. Ltd.	5,400	31,539
	Sansei Technologies, Inc.	1,200	8,656
	Sansha Electric Manufacturing Co. Ltd.	800	6,410
	Sanshin Electronics Co. Ltd.	2,000	30,047
	Santec Holdings Corp.	600	9,888
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	400	2,091
	Sanyo Chemical Industries Ltd.	1,600	42,537
	Sanyo Denki Co. Ltd.	1,000	36,994
	Sanyo Electric Railway Co. Ltd.	3,300	45,469
	Sanyo Shokai Ltd.	2,500	45,124
	Sanyo Special Steel Co. Ltd.	1,900	32,381
	Sanyo Trading Co. Ltd.	2,600	22,938
	Sapporo Holdings Ltd.	5,800	204,195
	Sato Holdings Corp.	3,000	40,292
	Sato Shoji Corp.	2,600	25,467
	Satori Electric Co. Ltd.	2,600	31,987
	Sawai Group Holdings Co. Ltd.	4,300	137,038
	Saxa Holdings, Inc.	400	5,902
	SB Technology Corp.	1,400	20,776
	SBI Global Asset Management Co. Ltd.	6,200	22,130
	SBI Insurance Group Co. Ltd.	1,200	9,141
	SBS Holdings, Inc.	2,300	40,833
	Scroll Corp.	4,700	29,342
	SEC Carbon Ltd.	200	17,642
	Seed Co. Ltd.	1,500	7,828
	Seika Corp.	1,600	22,911
	Seikagaku Corp.	5,200	27,296
	Seikitokyu Kogyo Co. Ltd.	4,300	45,745
	Seiko Group Corp.	3,300	51,533
	Seino Holdings Co. Ltd.	9,000	130,913
#	Seiren Co. Ltd.	5,100	75,653
	Sekisui Jushi Corp.	3,700	60,338
	Sekisui Kasei Co. Ltd.	3,500	10,183
	SEMITEC Corp.	800	10,351
	Senko Group Holdings Co. Ltd.	12,500	86,122
	Senshu Electric Co. Ltd.	2,000	41,146
	Senshu Ikeda Holdings, Inc.	29,200	68,624
*	Senshukai Co. Ltd.	3,000	7,984
	SERAKU Co. Ltd.	1,100	9,062
	Seria Co. Ltd.	4,800	66,530
	Seven Bank Ltd.	3,200	6,336
	Shibaura Electronics Co. Ltd.	1,200	44,857
	Shibaura Machine Co. Ltd.	2,500	61,905
	Shibaura Mechatronics Corp.	1,200	51,834
	Shibusawa Warehouse Co. Ltd.	1,200	23,321
	Shibuya Corp.	2,000	32,649
	Shidax Corp.	2,800	13,541
	Shiga Bank Ltd.	4,699	124,267
	Shikibo Ltd.	900	6,369

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shikoku Bank Ltd.	5,400	$38,607
	Shikoku Electric Power Co., Inc.	16,100	109,930
	Shikoku Kasei Holdings Corp.	4,600	51,955
	Shima Seiki Manufacturing Ltd.	3,200	32,648
	Shimizu Bank Ltd.	2,400	26,541
	Shimojima Co. Ltd.	1,200	9,250
	Shin Nippon Air Technologies Co. Ltd.	1,200	18,497
#	Shin Nippon Biomedical Laboratories Ltd.	3,300	36,778
	Shinagawa Refractories Co. Ltd.	4,500	43,658
	Shindengen Electric Manufacturing Co. Ltd.	1,400	26,485
	Shin-Etsu Polymer Co. Ltd.	5,000	45,378
	Shinko Shoji Co. Ltd.	4,000	31,074
	Shinmaywa Industries Ltd.	7,700	61,445
	Shinnihon Corp.	3,400	27,404
#	Shinnihonseiyaku Co. Ltd.	500	4,906
	Shinsho Corp.	1,000	36,188
	Shinwa Co. Ltd.	1,500	23,807
	Shinwa Co. Ltd.	1,700	8,369
	Ship Healthcare Holdings, Inc.	9,600	148,215
	Shizuki Electric Co., Inc.	1,600	4,642
	Shizuoka Gas Co. Ltd.	5,100	34,652
	Shoei Co. Ltd.	6,000	79,943
	Shofu, Inc.	1,700	28,395
	Showa Sangyo Co. Ltd.	2,000	40,015
	Sigma Koki Co. Ltd.	700	6,644
	SIGMAXYZ Holdings, Inc.	3,400	31,713
	Siix Corp.	3,600	33,727
#	Silver Life Co. Ltd.	700	4,826
*	Simplex Holdings, Inc.	2,900	48,709
	Sinanen Holdings Co. Ltd.	1,300	34,944
	Sinfonia Technology Co. Ltd.	3,599	37,738
	Sinko Industries Ltd.	2,400	35,192
	Sintokogio Ltd.	5,338	37,085
	SK-Electronics Co. Ltd.	1,300	24,509
	SKY Perfect JSAT Holdings, Inc.	20,600	95,346
*	Smaregi, Inc.	600	12,051
	SMK Corp.	500	8,106
	SMS Co. Ltd.	7,700	122,183
#	Snow Peak, Inc.	3,200	21,418
	SNT Corp.	3,900	6,241
	Soda Nikka Co. Ltd.	3,100	20,924
	Sodick Co. Ltd.	5,800	29,254
	Soft99 Corp.	2,300	20,948
	Softcreate Holdings Corp.	1,800	20,381
	Software Service, Inc.	400	22,791
	Soiken Holdings, Inc.	2,200	3,070
	Soken Chemical & Engineering Co. Ltd.	800	11,333
	Solasto Corp.	6,800	26,439
	Soliton Systems KK	1,500	10,967
	Sotetsu Holdings, Inc.	9,700	171,224
	Sotoh Co. Ltd.	600	2,732
	Space Co. Ltd.	4,280	25,645
	Sparx Group Co. Ltd.	2,360	22,593
	SPK Corp.	1,000	11,881
#	S-Pool, Inc.	7,500	17,342
#	Sprix, Inc.	1,600	8,500
	SRA Holdings	1,000	21,664
#*	SRE Holdings Corp.	1,600	24,517
	ST Corp.	2,100	21,053

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	St. Marc Holdings Co. Ltd.	1,700	$21,625
	Star Mica Holdings Co. Ltd.	3,600	14,446
	Star Micronics Co. Ltd.	5,000	60,111
	Starts Corp., Inc.	3,800	72,172
	Starzen Co. Ltd.	2,000	34,038
	St-Care Holding Corp.	2,600	14,527
	Stella Chemifa Corp.	1,500	31,748
#	Step Co. Ltd.	1,500	17,278
	Strike Co. Ltd.	900	22,025
#	Studio Alice Co. Ltd.	1,100	14,988
	Subaru Enterprise Co. Ltd.	200	17,053
	Sugimoto & Co. Ltd.	1,500	20,658
	Sumida Corp.	3,300	28,353
	Suminoe Textile Co. Ltd.	900	13,133
	Sumitomo Bakelite Co. Ltd.	4,300	191,341
	Sumitomo Densetsu Co. Ltd.	2,200	38,640
	Sumitomo Mitsui Construction Co. Ltd.	21,592	57,285
	Sumitomo Osaka Cement Co. Ltd.	4,000	93,115
	Sumitomo Pharma Co. Ltd.	18,900	57,714
	Sumitomo Riko Co. Ltd.	5,000	31,227
	Sumitomo Seika Chemicals Co. Ltd.	900	27,679
	Sumitomo Warehouse Co. Ltd.	7,300	116,870
	Sun Frontier Fudousan Co. Ltd.	3,700	35,901
	Suncall Corp.	1,500	4,839
	Sun-Wa Technos Corp.	1,500	22,028
	Suruga Bank Ltd.	20,500	87,593
	Suzuden Corp.	1,100	15,557
	Suzuken Co. Ltd.	900	27,567
	Suzuki Co. Ltd.	1,400	10,877
	SWCC Corp.	4,300	59,788
*	System Information Co. Ltd.	1,800	11,134
	System Research Co. Ltd.	600	12,910
	System Support, Inc.	1,000	12,983
	Systena Corp.	34,600	58,903
	Syuppin Co. Ltd.	1,800	12,364
	T Hasegawa Co. Ltd.	3,100	64,946
	T RAD Co. Ltd.	1,100	15,168
	T&K Toka Co. Ltd.	2,300	21,951
	Tachibana Eletech Co. Ltd.	2,500	44,525
	Tachikawa Corp.	2,700	24,995
	Tachi-S Co. Ltd.	4,300	47,178
	Tadano Ltd.	13,200	99,239
	Taihei Dengyo Kaisha Ltd.	2,000	52,355
	Taiheiyo Cement Corp.	11,400	195,369
	Taiho Kogyo Co. Ltd.	1,900	9,832
	Taikisha Ltd.	2,600	75,659
	Taiko Bank Ltd.	1,100	10,797
	Taisei Lamick Co. Ltd.	800	15,751
	Taiyo Holdings Co. Ltd.	3,000	48,927
	Takamatsu Construction Group Co. Ltd.	2,100	38,235
	Takamiya Co. Ltd.	1,700	5,451
	Takaoka Toko Co. Ltd.	1,200	16,371
	Takara & Co. Ltd.	1,500	23,861
	Takara Bio, Inc.	5,600	49,385
	Takara Holdings, Inc.	18,700	155,877
	Takara Standard Co. Ltd.	3,100	37,632
	Takasago International Corp.	2,100	44,829
	Takasago Thermal Engineering Co. Ltd.	4,800	94,774
	Takashimaya Co. Ltd.	3,500	47,597

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Takasho Co. Ltd.	1,700	$6,800
#	Takatori Corp.	400	13,154
	Take & Give Needs Co. Ltd.	1,300	8,098
#	TAKEBISHI Corp.	1,400	16,767
	Takeuchi Manufacturing Co. Ltd.	3,400	97,006
	Taki Chemical Co. Ltd.	500	10,573
#	Takisawa Machine Tool Co. Ltd.	1,100	18,880
	Takuma Co. Ltd.	7,800	75,673
#	Tama Home Co. Ltd.	1,900	42,931
	Tamron Co. Ltd.	2,000	54,446
#	Tamura Corp.	11,000	35,889
*	Tanaka Chemical Corp.	1,600	9,760
	Tanseisha Co. Ltd.	5,900	33,152
	Taoka Chemical Co. Ltd.	1,000	4,673
*	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	23,725
	Tayca Corp.	1,900	21,311
	Tazmo Co. Ltd.	1,200	20,716
#	Tbk Co. Ltd.	2,800	7,021
	TDC Soft, Inc.	2,600	27,115
	TechMatrix Corp.	5,200	51,390
*	Techno Horizon Co. Ltd.	1,400	4,794
	Techno Medica Co. Ltd.	700	10,579
	Techno Ryowa Ltd.	1,500	13,137
	Techno Smart Corp.	700	7,756
	Tecnos Japan, Inc.	2,900	13,090
	Teijin Ltd.	16,500	149,343
	Teikoku Electric Manufacturing Co. Ltd.	2,300	36,773
	Teikoku Sen-I Co. Ltd.	2,900	36,143
	Teikoku Tsushin Kogyo Co. Ltd.	800	9,900
	Tekken Corp.	1,800	24,366
#	Temairazu, Inc.	400	5,470
	Tenma Corp.	2,000	33,569
	Tenpos Holdings Co. Ltd.	700	12,689
	TESEC Corp.	700	11,925
	Tess Holdings Co. Ltd.	2,800	8,837
	T-Gaia Corp.	2,100	25,012
	TKC Corp.	2,400	55,985
#*	TKP Corp.	1,600	21,773
	Toa Corp.	2,600	17,846
	Toa Corp.	2,400	59,686
	TOA ROAD Corp.	600	22,751
	Toagosei Co. Ltd.	10,300	94,498
	Tobishima Corp.	3,420	31,382
	TOC Co. Ltd.	6,100	25,728
	Tocalo Co. Ltd.	8,200	74,118
	Tochigi Bank Ltd.	12,300	28,856
	Toda Corp.	25,600	142,167
*	Toda Kogyo Corp.	200	2,323
	Toei Co. Ltd.	300	35,221
	Toenec Corp.	1,400	38,159
	Toho Bank Ltd.	31,300	60,510
	Toho Co. Ltd.	900	18,236
	Toho Gas Co. Ltd.	9,500	163,602
#	Toho Holdings Co. Ltd.	5,800	130,750
#	Toho Titanium Co. Ltd.	4,500	58,706
	Toho Zinc Co. Ltd.	2,700	28,652
#	Tohoku Bank Ltd.	800	6,411
	Tohokushinsha Film Corp.	1,800	14,285
	Tokai Carbon Co. Ltd.	25,500	195,684

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokai Corp.	2,500	$31,599
	TOKAI Holdings Corp.	10,700	69,005
	Tokai Rika Co. Ltd.	6,900	108,277
	Tokai Tokyo Financial Holdings, Inc.	25,100	85,253
	Token Corp.	880	46,183
	Tokushu Tokai Paper Co. Ltd.	919	21,918
	Tokuyama Corp.	6,900	104,612
	Tokyo Base Co. Ltd.	2,400	4,661
	Tokyo Electron Device Ltd.	2,400	61,592
	Tokyo Energy & Systems, Inc.	4,100	25,991
	Tokyo Individualized Educational Institute, Inc.	3,700	12,308
	Tokyo Keiki, Inc.	1,800	17,645
	Tokyo Kiraboshi Financial Group, Inc.	3,024	89,256
	Tokyo Ohka Kogyo Co. Ltd.	1,000	57,781
	Tokyo Rakutenchi Co. Ltd.	500	13,622
	Tokyo Rope Manufacturing Co. Ltd.	600	5,447
	Tokyo Sangyo Co. Ltd.	2,700	14,871
	Tokyo Seimitsu Co. Ltd.	4,500	210,354
	Tokyo Steel Manufacturing Co. Ltd.	6,600	76,283
	Tokyo Tekko Co. Ltd.	1,500	36,838
#	Tokyo Theatres Co., Inc.	600	4,220
	Tokyotokeiba Co. Ltd.	1,800	46,613
	Tokyu Construction Co. Ltd.	10,400	53,513
	Toli Corp.	6,000	13,391
	Tomato Bank Ltd.	900	7,016
#	Tomen Devices Corp.	400	13,319
	Tomoe Corp.	3,500	13,560
#	Tomoe Engineering Co. Ltd.	1,000	17,660
	Tomoku Co. Ltd.	1,500	23,315
	TOMONY Holdings, Inc.	16,800	56,613
	Tomy Co. Ltd.	10,417	143,677
	Tonami Holdings Co. Ltd.	800	23,024
	Topcon Corp.	13,400	122,192
	Topre Corp.	4,300	46,334
	Topy Industries Ltd.	2,900	46,719
	Torex Semiconductor Ltd.	1,100	13,514
	Toridoll Holdings Corp.	4,600	111,316
	Torigoe Co. Ltd.	2,500	12,163
	Torii Pharmaceutical Co. Ltd.	1,600	38,664
	Torishima Pump Manufacturing Co. Ltd.	2,000	25,306
	Tosei Corp.	4,200	49,630
	Toshiba TEC Corp.	3,200	69,560
	Tosho Co. Ltd.	2,800	18,152
	Totech Corp.	1,200	38,072
	Totetsu Kogyo Co. Ltd.	3,100	60,415
#	Tottori Bank Ltd.	600	5,350
	Toukei Computer Co. Ltd.	500	20,150
	Towa Bank Ltd.	7,700	34,554
	Towa Corp.	2,400	82,320
	Towa Pharmaceutical Co. Ltd.	3,000	55,147
	Toyo Construction Co. Ltd.	10,400	84,858
	Toyo Corp.	3,000	25,781
	Toyo Denki Seizo KK	1,000	6,164
*	Toyo Engineering Corp.	3,400	13,546
#	Toyo Gosei Co. Ltd.	600	24,966
	Toyo Ink SC Holdings Co. Ltd.	3,800	64,554
	Toyo Kanetsu KK	1,200	26,396
	Toyo Machinery & Metal Co. Ltd.	2,600	10,700
	Toyo Securities Co. Ltd.	12,000	23,051

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Tanso Co. Ltd.	1,900	$64,220
	Toyo Tire Corp.	9,400	139,620
	Toyobo Co. Ltd.	10,000	67,094
	TPR Co. Ltd.	3,300	38,682
	Trancom Co. Ltd.	1,000	45,942
#	Trans Genic, Inc.	2,100	3,668
	Transaction Co. Ltd.	2,400	31,011
	Transcosmos, Inc.	3,300	67,201
	TRE Holdings Corp.	6,356	49,614
	Treasure Factory Co. Ltd.	1,400	11,051
	Trenders, Inc.	1,600	12,469
	Tri Chemical Laboratories, Inc.	2,300	48,917
	Trusco Nakayama Corp.	5,200	78,481
	TS Tech Co. Ltd.	11,800	132,162
	TSI Holdings Co. Ltd.	8,125	43,378
	Tsubaki Nakashima Co. Ltd.	9,000	44,009
	Tsubakimoto Chain Co.	3,500	88,474
	Tsubakimoto Kogyo Co. Ltd.	400	13,308
	Tsuburaya Fields Holdings, Inc.	4,100	44,638
	Tsugami Corp.	5,000	35,825
	Tsukada Global Holdings, Inc.	1,900	4,972
	Tsukishima Holdings Co. Ltd.	4,000	33,961
	Tsukuba Bank Ltd.	5,500	10,932
	Tsumura & Co.	7,800	139,568
	Tsurumi Manufacturing Co. Ltd.	2,000	42,117
#	Tsutsumi Jewelry Co. Ltd.	800	12,201
	TV Asahi Holdings Corp.	3,400	36,652
	Tv Tokyo Holdings Corp.	1,500	28,554
	UACJ Corp.	4,203	85,561
	UBE Corp.	12,100	186,325
#	Ubicom Holdings, Inc.	800	6,139
	Uchida Yoko Co. Ltd.	1,200	55,228
	ULS Group, Inc.	300	9,220
#	Ultrafabrics Holdings Co. Ltd.	600	5,207
	Ulvac, Inc.	4,900	168,507
	Union Tool Co.	900	21,315
	Unipres Corp.	5,500	38,766
	United Arrows Ltd.	2,700	34,463
	United Super Markets Holdings, Inc.	6,300	44,714
	UNITED, Inc.	2,400	14,500
*	Unitika Ltd.	10,400	13,558
	Universal Entertainment Corp.	3,800	54,204
	Usen-Next Holdings Co. Ltd.	1,600	36,700
	User Local, Inc.	600	6,275
	Ushio, Inc.	11,800	143,906
*	UT Group Co. Ltd.	4,300	53,113
#*	UUUM Co. Ltd.	1,800	6,379
	V Technology Co. Ltd.	1,500	18,543
	Valor Holdings Co. Ltd.	4,800	75,141
	Valqua Ltd.	1,500	37,006
#	Value HR Co. Ltd.	1,400	11,887
	ValueCommerce Co. Ltd.	2,300	19,119
	Valuence Holdings, Inc.	900	9,247
#	V-Cube, Inc.	1,000	2,378
	Vector, Inc.	3,300	23,361
	Vertex Corp.	1,800	16,290
*	Vision, Inc.	5,000	44,477
*	Visional, Inc.	1,800	88,227
	Vital KSK Holdings, Inc.	5,900	39,832

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	VT Holdings Co. Ltd.	7,400	$24,919
	Wacoal Holdings Corp.	5,200	118,859
	Wacom Co. Ltd.	11,900	41,026
	Wakachiku Construction Co. Ltd.	1,700	34,129
	Wakita & Co. Ltd.	3,700	37,042
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	57,432
	Watahan & Co. Ltd.	2,000	17,623
	WDB Holdings Co. Ltd.	1,100	15,615
	Weathernews, Inc.	700	27,415
#	Welbe, Inc.	1,700	7,061
	Wellneo Sugar Co. Ltd.	2,100	28,445
	Wellnet Corp.	2,300	8,272
	West Holdings Corp.	2,108	46,514
	Will Group, Inc.	1,500	10,807
*	WingArc1st, Inc.	2,600	46,512
	WIN-Partners Co. Ltd.	3,100	23,022
#	Wood One Co. Ltd.	600	4,228
	World Co. Ltd.	2,800	28,936
	World Holdings Co. Ltd.	1,000	15,335
	Wowow, Inc.	800	5,758
#*	W-Scope Corp.	2,400	13,888
	Xebio Holdings Co. Ltd.	4,700	30,249
	Yachiyo Industry Co. Ltd.	1,300	12,005
	Yahagi Construction Co. Ltd.	4,200	36,510
	Yaizu Suisankagaku Industry Co. Ltd.	1,100	8,690
	YAKUODO Holdings Co. Ltd.	1,200	22,103
	YAMABIKO Corp.	3,960	37,619
	YAMADA Consulting Group Co. Ltd.	1,900	19,768
	Yamae Group Holdings Co. Ltd.	1,100	26,263
	Yamagata Bank Ltd.	3,600	27,816
	Yamaguchi Financial Group, Inc.	24,000	220,259
	Yamaichi Electronics Co. Ltd.	3,100	35,856
#	YA-MAN Ltd.	2,600	18,305
	Yamanashi Chuo Bank Ltd.	4,600	57,420
	Yamatane Corp.	1,000	14,711
	Yamato Corp.	1,400	8,512
	Yamaura Corp.	1,300	10,744
#	Yamaya Corp.	1,000	19,065
	Yamazen Corp.	6,600	53,470
	Yaoko Co. Ltd.	2,100	108,113
	Yashima Denki Co. Ltd.	2,600	21,052
	Yasuda Logistics Corp.	2,000	14,420
	Yasunaga Corp.	900	4,309
	Yellow Hat Ltd.	4,500	54,445
	Yodogawa Steel Works Ltd.	2,400	56,188
	Yokogawa Bridge Holdings Corp.	4,000	66,118
	Yokorei Co. Ltd.	6,700	51,518
	Yokowo Co. Ltd.	2,300	19,032
	Yomeishu Seizo Co. Ltd.	1,000	12,322
	Yondenko Corp.	840	16,376
	Yondoshi Holdings, Inc.	2,300	28,848
	Yonex Co. Ltd.	7,400	80,170
	Yorozu Corp.	2,000	11,897
*	Yoshimura Food Holdings KK	1,500	10,969
	Yoshinoya Holdings Co. Ltd.	6,800	158,919
	Yotai Refractories Co. Ltd.	3,000	28,645
	Yuasa Trading Co. Ltd.	2,000	54,703
	Yukiguni Maitake Co. Ltd.	2,100	12,458
	Yurtec Corp.	6,100	39,733

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yushin Precision Equipment Co. Ltd.	1,200	$5,289
	Yushiro Chemical Industry Co. Ltd.	1,000	9,743
	Zenitaka Corp.	400	10,005
	Zenrin Co. Ltd.	3,800	22,356
	ZERIA Pharmaceutical Co. Ltd.	3,400	45,170
	ZIGExN Co. Ltd.	4,400	14,048
#	Zuiko Corp.	2,800	24,182

TOTAL JAPAN			63,490,574

NETHERLANDS — (1.9%)
	Aalberts NV	12,632	394,400
	Acomo NV	2,505	51,183
#*Ω	Alfen NV	2,289	72,161
	Allfunds Group PLC	3,570	18,272
	AMG Critical Materials NV	3,379	88,123
	APERAM SA	6,050	167,647
	Arcadis NV	9,292	392,724
	ASR Nederland NV	8,630	322,058
*	Avantium NV	2,577	8,596
Ω	B&S Group SARL	3,081	11,141
#*Ω	Basic-Fit NV	4,834	123,660
	BE Semiconductor Industries NV	8,268	854,082
	Beter Bed Holding NV	1,921	12,248
	Brunel International NV	2,645	36,877
	Corbion NV	7,289	126,236
Ω	CTP NV	9,984	145,560
	Flow Traders Ltd.	4,148	75,817
	ForFarmers NV	4,983	12,233
*	Fugro NV	14,769	243,939
*	InPost SA	12,285	121,557
	Kendrion NV	2,301	27,952
	Koninklijke BAM Groep NV	30,141	62,283
	Koninklijke Heijmans NV, CVA	3,283	37,711
	Koninklijke Vopak NV	8,061	271,794
*Ω	Lucas Bols NV	553	10,158
#	MFE-MediaForEurope NV, Class B	8,379	22,235
	Nedap NV	608	36,683
#	OCI NV	7,075	164,853
*	Pharming Group NV	79,550	94,060
	PostNL NV	35,823	66,752
	SBM Offshore NV	15,980	199,022
*	SIF Holding NV	631	6,080
Ω	Signify NV	14,744	382,206
	Sligro Food Group NV	3,086	52,648
*††	SRH NV	15,156	0
	TKH Group NV	5,041	184,394
*	TomTom NV	7,909	47,381
	Van Lanschot Kempen NV	4,197	112,790
*	Vivoryon Therapeutics NV	526	4,367

TOTAL NETHERLANDS			5,061,883

NEW ZEALAND — (0.3%)
	Air New Zealand Ltd.	154,777	60,407
	Arvida Group Ltd.	47,933	31,623
	Briscoe Group Ltd.	4,326	11,316
	Channel Infrastructure NZ Ltd.	22,065	18,396
	Chorus Ltd.	27,085	113,291
	Delegat Group Ltd.	3,242	15,393

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Freightways Group Ltd.	12,736	$55,310
#*	Gentrack Group Ltd.	4,745	13,541
	Hallenstein Glasson Holdings Ltd.	5,327	17,866
	Heartland Group Holdings Ltd.	65,420	58,371
	Investore Property Ltd.	30,862	20,499
	KMD Brands Ltd.	57,266	27,701
	Manawa Energy Ltd.	4,827	12,006
	NZME Ltd.	14,069	7,057
	NZX Ltd.	24,855	14,491
	Oceania Healthcare Ltd.	61,685	24,469
#*	Pacific Edge Ltd.	48,944	2,851
	PGG Wrightson Ltd.	1,057	1,967
	Rakon Ltd.	8,385	3,426
	Restaurant Brands New Zealand Ltd.	2,935	6,432
	Sanford Ltd.	8,585	18,830
	Scales Corp. Ltd.	8,503	14,125
*	Serko Ltd.	3,777	9,250
#	Skellerup Holdings Ltd.	13,671	36,010
	SKY Network Television Ltd.	12,046	20,222
	SKYCITY Entertainment Group Ltd.	47,456	51,727
	Steel & Tube Holdings Ltd.	31,557	20,056
	Summerset Group Holdings Ltd.	14,325	81,352
*	Synlait Milk Ltd.	6,969	5,412
	Tourism Holdings Ltd.	13,333	25,218
	TOWER Ltd.	35,693	13,299
	Turners Automotive Group Ltd.	4,541	10,867
#*	Vista Group International Ltd.	17,608	13,366
	Warehouse Group Ltd.	13,502	13,522

TOTAL NEW ZEALAND			849,669

NORWAY — (1.0%)
	2020 Bulkers Ltd.	1,664	15,024
	ABG Sundal Collier Holding ASA	48,103	21,805
	AF Gruppen ASA	2,925	30,481
#*	Agilyx ASA	3,604	7,266
*	Akastor ASA	20,811	19,595
*	Aker Carbon Capture ASA	25,149	23,909
	AMSC ASA	10,667	23,795
*	ArcticZymes Technologies ASA	4,800	12,520
	Atea ASA	9,153	95,237
*	Atlantic Sapphire ASA	5,141	587
	Austevoll Seafood ASA	9,175	62,707
Ω	Avance Gas Holding Ltd.	3,411	45,435
*	Axactor ASA	25,001	11,826
	B2 Impact ASA	23,892	15,283
	Belships ASA	7,600	11,921
*	BLUENORD ASA	1,879	99,847
	Bonheur ASA	2,161	37,388
	Borregaard ASA	7,406	100,511
	Bouvet ASA	10,437	50,343
*	BW Energy Ltd.	9,348	23,421
Ω	BW LPG Ltd.	9,293	131,547
	BW Offshore Ltd.	10,768	22,503
#*	Cadeler AS	6,833	21,661
*	Cloudberry Clean Energy ASA	22,324	21,851
#*Ω	Crayon Group Holding ASA	6,066	35,059
#	DNO ASA	32,889	33,529
	Elopak ASA	10,134	20,689
Ω	Europris ASA	19,704	111,679

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Gaming Innovation Group, Inc.	7,082	$17,229
	Grieg Seafood ASA	5,477	36,377
*	Hexagon Composites ASA	17,331	40,852
#*	Hexagon Purus ASA	5,948	5,475
	Hoegh Autoliners ASA	3,658	29,577
*	IDEX Biometrics ASA	73,187	2,514
*	Kahoot! ASA	23,109	72,388
Ω	Kid ASA	3,128	25,469
	Kitron ASA	23,107	61,032
*	Kongsberg Automotive ASA	96,264	17,107
*	LINK Mobility Group Holding ASA	10,945	11,300
	Medistim ASA	1,105	19,095
*	Morrow Bank ASA	13,215	4,091
	MPC Container Ships ASA	26,724	37,777
Ω	Multiconsult ASA	1,536	17,795
#*Ω	Norske Skog ASA	4,538	16,578
#*	Norwegian Air Shuttle ASA	69,005	49,596
*	NRC Group ASA	5,788	6,049
	Odfjell Drilling Ltd.	9,723	34,034
	Odfjell SE, Class A	2,813	29,865
	Odfjell Technology Ltd.	1,620	8,054
*	OKEA ASA	3,071	10,631
Ω	Okeanis Eco Tankers Corp.	1,276	36,794
*	Otello Corp. ASA	4,092	2,718
	Panoro Energy ASA	7,326	20,334
	Pareto Bank ASA	2,935	13,668
*	Pexip Holding ASA	6,590	10,752
*	PGS ASA	115,956	105,374
*	PhotoCure ASA	3,580	18,510
#*Ω	poLight ASA	4,564	4,456
	Protector Forsikring ASA	8,297	129,955
	Rana Gruber ASA, Class A	3,575	19,861
*	REC Silicon ASA	35,228	45,872
	Sandnes Sparebank	1,135	8,395
*	SATS ASA	6,868	7,340
Ω	Scatec ASA	13,436	67,900
*	Self Storage Group ASA	5,747	20,436
	Selvaag Bolig ASA	5,226	12,443
*Ω	Shelf Drilling Ltd.	13,484	36,265
*	Siem Offshore, Inc.	8,468	19,379
	Sparebank 1 Oestlandet	2,663	29,584
	SpareBank 1 Sorost-Norge	8,478	45,084
	Sparebanken More	3,895	26,776
#*	Ultimovacs ASA	2,180	19,368
	Veidekke ASA	8,719	75,229
*	Volue ASA	4,262	7,149
*	Vow ASA	3,860	3,301
	Wilh Wilhelmsen Holding ASA, Class A	1,434	40,321
#*Ω	XXL ASA	45,551	2,968
*	Zaptec ASA	6,598	12,193

TOTAL NORWAY			2,502,729

PORTUGAL — (0.4%)
	Altri SGPS SA	8,373	40,500
*	Banco Comercial Portugues SA, Class R	1,368,272	419,944
	Corticeira Amorim SGPS SA	5,127	49,798
	CTT-Correios de Portugal SA	11,368	43,367
#*	Greenvolt-Energias Renovaveis SA	3,871	25,866
	Ibersol SGPS SA	1,871	13,268

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Mota-Engil SGPS SA	12,914	$41,906
	Navigator Co. SA	16,876	67,179
	NOS SGPS SA	33,682	123,130
	REN - Redes Energeticas Nacionais SGPS SA	67,580	175,940
	Sonae SGPS SA	109,133	107,363

TOTAL PORTUGAL			1,108,261

SINGAPORE — (1.0%)
	AEM Holdings Ltd.	18,200	46,007
	Aztech Global Ltd.	18,500	12,156
*††	Best World International Ltd.	8,300	10,245
	Boustead Singapore Ltd.	40,300	23,986
	Bukit Sembawang Estates Ltd.	15,900	42,030
	Capitaland India Trust	99,814	69,964
	China Aviation Oil Singapore Corp. Ltd.	27,800	16,347
	China Sunsine Chemical Holdings Ltd.	43,800	12,777
	Chuan Hup Holdings Ltd.	87,000	12,079
	ComfortDelGro Corp. Ltd.	201,300	194,428
*	COSCO Shipping International Singapore Co. Ltd.	175,500	15,006
*	Creative Technology Ltd.	2,650	2,798
	CSE Global Ltd.	40,000	11,991
	Del Monte Pacific Ltd.	39,100	4,630
	Delfi Ltd.	32,000	28,790
	DFI Retail Group Holdings Ltd.	4,600	9,812
	Dyna-Mac Holdings Ltd.	68,700	15,596
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	229,921	0
	Far East Orchard Ltd.	11,554	8,610
	First Resources Ltd.	38,500	42,509
	Food Empire Holdings Ltd.	26,500	21,287
	Fraser & Neave Ltd.	24,800	18,650
	Frencken Group Ltd.	23,200	17,679
	Fu Yu Corp. Ltd.	62,300	5,360
	Geo Energy Resources Ltd.	62,900	13,521
	Golden Agri-Resources Ltd.	641,300	126,530
	GuocoLand Ltd.	41,300	45,533
	Haw Par Corp. Ltd.	8,500	59,382
	Ho Bee Land Ltd.	24,900	32,918
	Hong Fok Corp. Ltd.	54,120	34,369
	Hong Leong Asia Ltd.	16,000	7,309
	Hong Leong Finance Ltd.	28,500	51,053
	Hotel Grand Central Ltd.	44,475	25,927
	Hour Glass Ltd.	15,200	18,309
	Hutchison Port Holdings Trust	544,100	85,464
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	55,030
	Indofood Agri Resources Ltd.	28,000	6,188
	Japfa Ltd.	32,120	4,345
	Keppel Infrastructure Trust	359,185	115,308
	Mandarin Oriental International Ltd.	29,400	44,090
	Metro Holdings Ltd.	51,300	19,855
	Micro-Mechanics Holdings Ltd.	5,200	6,849
*††	Midas Holdings Ltd.	114,000	0
*	mm2 Asia Ltd.	96,000	2,102
	Nanofilm Technologies International Ltd.	23,000	15,659
	Netlink NBN Trust	252,800	153,287
*	Oceanus Group Ltd.	837,300	6,111
	OUE Ltd.	48,400	36,438
	Oxley Holdings Ltd.	85,599	6,265

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Propnex Ltd.	24,200	$14,238
	QAF Ltd.	16,600	9,884
*	Raffles Education Ltd.	63,960	2,476
	Raffles Medical Group Ltd.	85,287	74,210
	Riverstone Holdings Ltd.	50,900	21,955
*	SATS Ltd.	78,875	141,890
	SBS Transit Ltd.	8,500	15,409
	Sheng Siong Group Ltd.	66,800	75,630
	SIA Engineering Co. Ltd.	22,600	37,823
	Silverlake Axis Ltd.	61,400	12,113
	Sinarmas Land Ltd.	108,000	13,600
	Singapore Land Group Ltd.	16,800	24,286
	Singapore Post Ltd.	134,500	44,175
	Stamford Land Corp. Ltd.	40,485	10,935
	StarHub Ltd.	68,000	51,198
	Straits Trading Co. Ltd.	15,812	22,183
*††	Swiber Holdings Ltd.	17,249	0
*††	Swiber Holdings Ltd.	17,249	0
	Thomson Medical Group Ltd.	346,900	13,717
	Tuan Sing Holdings Ltd.	49,967	9,853
	UMS Holdings Ltd.	44,262	40,475
	UOB-Kay Hian Holdings Ltd.	43,207	41,393
	Valuetronics Holdings Ltd.	29,800	10,981
	Venture Corp. Ltd.	22,700	193,820
	Vicom Ltd.	8,800	8,295
	Wing Tai Holdings Ltd.	50,670	49,973
	Yeo Hiap Seng Ltd.	2,538	1,153

TOTAL SINGAPORE			2,556,244

SPAIN — (2.4%)
	Acerinox SA	18,875	183,896
Ω	Aedas Homes SA	1,281	20,446
	Almirall SA	11,535	105,019
#*	Amper SA	155,515	16,816
	Applus Services SA	17,685	186,329
	Atresmedia Corp. de Medios de Comunicacion SA	14,966	56,079
*	Audax Renovables SA	12,157	13,834
	Azkoyen SA	2,184	13,264
	Banco de Sabadell SA	739,755	919,807
	Bankinter SA	84,414	533,788
	Cia de Distribucion Integral Logista Holdings SA	7,624	187,209
	CIE Automotive SA	5,608	142,987
	Construcciones y Auxiliar de Ferrocarriles SA	2,609	77,934
*	Distribuidora Internacional de Alimentacion SA	2,246,218	29,039
	Ebro Foods SA	9,310	158,490
*	eDreams ODIGEO SA	8,243	52,851
	Elecnor SA	4,118	69,199
	Enagas SA	30,879	516,565
	Ence Energia y Celulosa SA	13,122	39,254
	Ercros SA	14,096	43,487
	Faes Farma SA	40,443	127,036
	Fluidra SA	9,216	162,484
	Fomento de Construcciones y Contratas SA	3,435	43,583
Ω	Gestamp Automocion SA	17,887	65,820
Ω	Global Dominion Access SA	11,493	37,389
*	Grenergy Renovables SA	1,360	32,321
*	Grifols SA	7,328	82,230
	Grupo Catalana Occidente SA	5,499	176,152
	Grupo Empresarial San Jose SA	2,273	8,597

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Iberpapel Gestion SA	963	$16,406
	Indra Sistemas SA	19,135	268,678
	Laboratorio Reig Jofre SA	1,733	4,403
	Laboratorios Farmaceuticos Rovi SA	1,748	93,482
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	43,819
	Mapfre SA	98,862	205,506
*	Melia Hotels International SA	16,799	93,461
	Miquel y Costas & Miquel SA	3,439	39,006
Ω	Neinor Homes SA	4,984	51,390
*	Obrascon Huarte Lain SA	24,285	10,002
*	Oryzon Genomics SA	3,260	6,960
	Pharma Mar SA	2,273	77,510
	Prim SA	846	9,427
*	Promotora de Informaciones SA, Class A	21,413	7,769
Ω	Prosegur Cash SA	36,936	20,110
	Prosegur Compania de Seguridad SA	24,644	36,849
	Realia Business SA	40,885	45,630
	Sacyr SA	54,028	156,010
*	Solaria Energia y Medio Ambiente SA	8,193	122,900
*	Soltec Power Holdings SA	2,859	7,999
Ω	Talgo SA	10,483	39,804
*	Tecnicas Reunidas SA	7,571	66,772
	Tubacex SA	17,770	52,874
Ω	Unicaja Banco SA	190,239	198,212
	Vidrala SA	2,366	175,853
	Viscofan SA	4,964	286,949
	Vocento SA	10,365	6,842

TOTAL SPAIN			6,246,528

SWEDEN — (2.3%)
Ω	AcadeMedia AB	11,393	47,232
	AddLife AB, Class B	5,744	37,521
	Addnode Group AB	14,839	92,494
	AFRY A	9,708	102,003
Ω	Alimak Group AB	9,300	54,776
	Alleima AB	16,783	102,162
	Alligo AB, Class B	3,336	26,226
Ω	Ambea AB	8,800	32,678
*	Annehem Fastigheter AB, Class B	2,916	4,023
	AQ Group AB	1,424	57,685
	Arjo AB, Class B	19,256	64,400
*Ω	Attendo AB	14,141	44,780
	Balco Group AB	780	2,568
	Beijer Alma AB	5,922	94,227
	Bergman & Beving AB	4,110	55,104
	Betsson AB, Class B	15,760	158,614
*	Better Collective AS	3,845	92,921
*	BHG Group AB	7,219	6,395
	Bilia AB, Class A	9,569	88,914
*	BioInvent International AB	4,765	6,354
	Biotage AB	1,366	13,954
#*	Bonava AB, Class B	9,951	15,586
*Ω	Boozt AB	4,035	28,220
Ω	Bravida Holding AB	2,300	14,391
#	BTS Group AB, Class B	414	9,789
	Bufab AB	3,329	79,142
#	Bulten AB	1,365	7,629
	Bure Equity AB	6,642	132,799
*	Byggfakta Group Nordic Holdco AB	4,465	10,717

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Byggmax Group AB	8,034	$20,464
#*	Calliditas Therapeutics AB, ADR	237	3,884
	Catella AB	6,126	13,462
	Catena AB	4,337	143,669
*	Catena Media PLC	8,350	12,953
*	Cavotec SA	3,590	4,487
	Cellavision AB	1,836	22,299
	Cibus Nordic Real Estate AB publ	4,917	46,146
	Clas Ohlson AB, Class B	7,761	81,520
	Cloetta AB, Class B	22,952	36,812
	Concentric AB	4,906	68,930
Ω	Coor Service Management Holding AB	11,573	39,879
	Corem Property Group AB, Class B	39,227	25,323
	Corem Property Group AB, Class D	1,018	14,464
	CTT Systems AB	1,396	27,936
	Dedicare AB, Class B	822	7,179
	Dios Fastigheter AB	7,839	42,436
Ω	Dometic Group AB	5,878	36,272
#*Ω	Dustin Group AB	8,938	10,062
	Eastnine AB	3,095	41,966
	Elanders AB, Class B	2,467	18,468
	Electrolux Professional AB, Class B	22,887	92,592
*Ω	Eltel AB	2,122	1,247
*	Enea AB	2,398	10,232
	Eolus Vind AB, Class B	1,951	15,079
	Ependion AB	3,083	28,642
	Ework Group AB	1,140	11,641
	Fagerhult Group AB	11,647	58,922
	Fasadgruppen Group AB	1,014	4,336
*	Fastighets AB Trianon	3,524	4,434
	FastPartner AB, Class A	4,631	16,114
	Fenix Outdoor International AG	523	31,034
	Ferronordic AB	734	4,310
#*	Fingerprint Cards AB, Class B	40,821	3,452
*	FormPipe Software AB	2,655	5,877
	G5 Entertainment AB	858	11,113
	GARO AB	263	769
	Granges AB	13,482	129,801
*Ω	Green Landscaping Group AB	965	5,036
	Hanza AB	4,490	28,214
	Heba Fastighets AB, Class B	11,429	22,963
	Hemnet Group AB	5,572	96,778
	HMS Networks AB	2,626	87,102
*Ω	Hoist Finance AB	7,538	21,202
*	Humana AB	3,640	9,241
	IAR Systems Group AB	394	3,332
#	Instalco AB	18,294	51,213
#*	International Petroleum Corp.	11,574	122,669
	INVISIO AB	2,567	38,692
	Inwido AB	6,754	69,019
	ITAB Shop Concept AB	1,515	1,278
	JM AB	7,100	75,768
*	John Mattson Fastighetsforetagen AB	1,133	5,428
	Kabe Group AB, Class B	409	9,809
*	Karnov Group AB	13,267	58,372
#*	K-fast Holding AB	2,582	3,107
	KNOW IT AB	4,178	52,451
	Lagercrantz Group AB, Class B	1,668	15,226
#	Lime Technologies AB	1,571	40,283

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Lindab International AB	8,781	$135,310
*	Maha Energy AB	6,730	5,791
*	Medcap AB	142	3,622
	MEKO AB	6,042	48,647
*	Midsona AB, Class B	2,500	1,558
	MIPS AB	3,485	85,939
*	Modern Times Group MTG AB, Class B	14,048	112,772
	Momentum Group AB	3,336	28,943
Ω	Munters Group AB	13,463	164,366
	Mycronic AB	7,952	174,203
	NCAB Group AB	16,504	78,996
	NCC AB, Class B	7,591	77,764
	Nederman Holding AB	2,831	39,829
*	Net Insight AB, Class B	41,507	14,465
#	New Wave Group AB, Class B	11,290	73,730
	Nilorngruppen AB, Class B	954	4,900
*	Nobia AB	14,929	11,102
	Nolato AB, Class B	22,976	101,627
	Nordic Paper Holding AB	3,379	11,568
	Nordic Waterproofing Holding AB	3,649	52,746
*	Norion Bank AB	8,935	28,878
*	Note AB	1,939	25,416
	NP3 Fastigheter AB	4,244	56,714
	Nyfosa AB	21,543	104,252
	OEM International AB, Class B	8,880	57,730
*	Orron Energy ab	27,733	17,326
#*	Ovzon AB	2,036	1,432
*	OX2 AB, Class A	1,519	6,143
	Peab AB, Class B	19,948	74,360
	Platzer Fastigheter Holding AB, Class B	6,591	34,610
	Pricer AB, Class B	22,502	13,167
	Proact IT Group AB	2,325	16,149
	Probi AB	193	3,504
	Ratos AB, Class B	24,460	68,139
*	RaySearch Laboratories AB	4,293	32,047
	Rejlers AB	1,542	16,167
Ω	Resurs Holding AB	23,704	46,244
	Rottneros AB	8,130	8,587
	Rvrc Holding AB	5,774	19,970
	Scandi Standard AB	5,934	29,686
*Ω	Scandic Hotels Group AB	17,951	60,503
*	Sdiptech AB, Class B	3,524	69,277
*	Sedana Medical AB	4,668	8,746
*Ω	Sinch AB	7,920	12,551
#	SinterCast AB	685	6,328
	SkiStar AB	4,670	44,429
	Solid Forsakring AB	1,512	7,893
*	Stendorren Fastigheter AB	2,374	26,864
*	Stillfront Group AB	50,717	52,501
	Storskogen Group AB, Class B	117,649	69,705
	Systemair AB	12,291	67,506
	Tethys Oil AB	4,178	21,370
*	TF Bank AB	509	6,416
*	Tobii AB	9,236	8,526
	Troax Group AB	4,185	67,081
#*	Truecaller AB, Class B	15,459	37,412
	VBG Group AB, Class B	1,749	36,385
#*	Viaplay Group AB	3,932	8,433
	Vitec Software Group AB, Class B	2,952	117,814

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Volati AB	1,959	$14,729
	XANO Industri AB, Class B	1,571	11,693
*	XSpray Pharma AB	787	2,453

TOTAL SWEDEN			6,095,707

SWITZERLAND — (7.6%)
	Accelleron Industries AG	4,954	122,360
	Adecco Group AG	21,275	805,121
	Allreal Holding AG	2,145	344,199
	ALSO Holding AG	846	215,807
*	Aluflexpack AG	525	5,475
#*	ams-OSRAM AG	39,733	141,783
	APG SGA SA	211	39,253
	Arbonia AG	6,387	54,712
*	Aryzta AG	151,969	278,530
	Ascom Holding AG	5,945	61,547
*	Autoneum Holding AG	491	55,745
	Baloise Holding AG	5,446	781,969
	Banque Cantonale de Geneve	373	92,105
	Banque Cantonale Vaudoise	2,801	316,609
*	Basilea Pharmaceutica AG	1,981	77,105
	Belimo Holding AG	1,374	578,477
	Bell Food Group AG	344	102,479
	Bellevue Group AG	1,225	26,747
	Berner Kantonalbank AG	606	158,721
	BKW AG	2,643	444,309
	Bossard Holding AG, Class A	869	179,370
	Bucher Industries AG	956	341,260
	Burckhardt Compression Holding AG	467	236,732
	Burkhalter Holding AG	204	19,082
	Bystronic AG	206	98,463
	Calida Holding AG	895	25,160
	Carlo Gavazzi Holding AG	62	21,074
	Cembra Money Bank AG	4,341	299,314
*	Cicor Technologies Ltd.	259	12,445
	Cie Financiere Tradition SA	292	37,218
	Clariant AG	26,539	377,064
	Coltene Holding AG	597	41,868
	Comet Holding AG	1,207	237,399
	COSMO Pharmaceuticals NV	1,329	50,526
	Daetwyler Holding AG	973	172,159
	DKSH Holding AG	4,476	274,091
	dormakaba Holding AG	353	161,354
*	Dufry AG	12,942	453,672
	EFG International AG	12,650	152,019
	Emmi AG	280	264,380
	Energiedienst Holding AG	1,617	71,463
	Feintool International Holding AG	549	12,048
	Flughafen Zurich AG	2,534	473,508
	Forbo Holding AG	111	122,415
	Fundamenta Real Estate AG	3,625	67,573
Ω	Galenica AG	6,980	527,331
*	GAM Holding AG	23,150	10,917
	Georg Fischer AG	11,602	602,044
	Glarner Kantonalbank	419	10,458
*	Gurit Holding AG, Class BR	550	42,874
	Helvetia Holding AG	4,948	665,178
	Hiag Immobilien Holding AG	563	48,429
#*	HOCHDORF Holding AG	130	2,805

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Huber & Suhner AG	2,430	$166,408
	Hypothekarbank Lenzburg AG	9	40,410
	Implenia AG	2,143	66,658
*	Ina Invest Holding AG	498	9,676
	Inficon Holding AG	241	260,855
	Interroll Holding AG	83	218,819
	Intershop Holding AG	164	108,819
	Investis Holding SA	420	43,530
	IVF Hartmann Holding AG	61	7,110
	Jungfraubahn Holding AG	792	134,432
	Kardex Holding AG	936	180,963
	Komax Holding AG	592	117,528
*	Kudelski SA	6,965	10,183
	Landis+Gyr Group AG	2,688	199,428
	LEM Holding SA	81	164,004
	Liechtensteinische Landesbank AG	1,746	120,950
	Luzerner Kantonalbank AG	2,543	199,929
Ω	Medacta Group SA	899	103,230
Ω	Medmix AG	2,297	47,747
	Meier Tobler Group AG	348	11,978
	Metall Zug AG, Class B	32	45,862
	Mobilezone Holding AG	5,769	87,692
	Mobimo Holding AG	1,015	280,356
	Novavest Real Estate AG	789	31,929
	OC Oerlikon Corp. AG	20,076	79,977
*	Orascom Development Holding AG	1,611	8,816
#	Orell Fuessli AG	108	8,314
	Orior AG	896	73,194
*	Phoenix Mecano AG	95	38,470
	Plazza AG, Class A	145	48,169
*Ω	PolyPeptide Group AG	317	5,952
	PSP Swiss Property AG	6,211	764,197
	Rieter Holding AG	369	31,339
	Romande Energie Holding SA	1,575	98,115
	Schaffner Holding AG	70	38,112
	Schweiter Technologies AG	138	77,255
*Ω	Sensirion Holding AG	1,053	78,849
	SFS Group AG	2,453	245,405
	Siegfried Holding AG	542	429,816
	SIG Group AG	1,402	30,909
	SKAN Group AG	549	41,433
	Softwareone Holding AG	9,596	189,069
	St Galler Kantonalbank AG	393	213,357
#	Stadler Rail AG	3,099	104,852
	Sulzer AG	2,641	217,965
	Swiss Prime Site AG	9,061	842,210
#*	Swiss Steel Holding AG	75,342	8,282
	Swissquote Group Holding SA	1,404	269,671
	Temenos AG	7,722	556,336
	Thurgauer Kantonalbank	118	15,893
	TX Group AG	438	40,717
	u-blox Holding AG	806	76,240
	Valiant Holding AG	2,513	273,996
#	Varia U.S. Properties AG	834	36,694
Ω	VAT Group AG	806	285,823
	Vaudoise Assurances Holding SA	160	74,552
	Vetropack Holding AG	1,753	68,726
	Vontobel Holding AG	4,050	236,917
	VP Bank AG, Class A	427	38,688

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	VZ Holding AG	1,803	$177,336
*	V-ZUG Holding AG	260	16,760
	Walliser Kantonalbank	485	58,177
	Warteck Invest AG	28	59,986
	Ypsomed Holding AG	364	100,319
	Zehnder Group AG	1,161	60,171
	Zug Estates Holding AG, Class B	41	67,882
	Zuger Kantonalbank AG	19	164,195

TOTAL SWITZERLAND			19,826,378

UNITED KINGDOM — (12.6%)
	4imprint Group PLC	3,540	216,653
*	888 Holdings PLC	24,867	24,770
	abrdn PLC	68,318	130,426
*	accesso Technology Group PLC	3,718	25,083
	Advanced Medical Solutions Group PLC	19,397	45,668
	AG Barr PLC	10,802	64,555
	AJ Bell PLC	32,615	100,439
Ω	Alfa Financial Software Holdings PLC	12,585	22,953
	Alliance Pharma PLC	67,755	33,072
	Anglo-Eastern Plantations PLC	3,206	27,376
*	AO World PLC	10,864	11,049
	Argentex Group PLC	11,795	11,255
*	Ascential PLC	52,277	166,549
	Ashmore Group PLC	60,983	125,818
	Ashtead Technology Holdings PLC	2,732	15,969
#*	ASOS PLC	3,183	15,377
*	Auction Technology Group PLC	7,425	50,636
	Avon Rubber PLC	5,744	59,657
*	Babcock International Group PLC	113,326	539,208
Ω	Bakkavor Group PLC	18,363	19,684
	Balfour Beatty PLC	96,289	362,901
	Bank of Georgia Group PLC	5,671	229,603
	Beazley PLC	74,129	464,371
	Begbies Traynor Group PLC	14,548	20,611
	Bellway PLC	19,519	496,733
	Bloomsbury Publishing PLC	12,613	61,084
	Bodycote PLC	22,425	156,847
#*	boohoo Group PLC	115,749	44,290
	Breedon Group PLC	29,120	110,897
Ω	Bridgepoint Group PLC	17,086	37,798
	Britvic PLC	33,153	338,180
	Brooks Macdonald Group PLC	1,728	37,539
	Burford Capital Ltd.	23,738	293,498
	Bytes Technology Group PLC	28,429	170,168
	C&C Group PLC	46,348	78,531
*	Capita PLC	243,631	49,692
	Capricorn Energy PLC	20,225	38,401
*	Card Factory PLC	36,595	43,194
	Carr’s Group PLC	9,024	14,290
	Castings PLC	4,744	21,359
	Centamin PLC	165,211	165,587
	Central Asia Metals PLC	23,942	47,560
	Chemring Group PLC	37,886	129,015
	Chesnara PLC	25,220	77,555
	Clarkson PLC	4,093	131,698
	Close Brothers Group PLC	20,123	195,355
Ω	CMC Markets PLC	20,029	22,975
	Coats Group PLC	226,657	186,246

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Cohort PLC	1,455	$8,474
	Computacenter PLC	9,888	309,273
	Costain Group PLC	35,994	22,229
	Cranswick PLC	7,370	313,356
	Crest Nicholson Holdings PLC	39,673	77,218
	Currys PLC	128,950	70,229
	CVS Group PLC	9,671	172,667
*	Darktrace PLC	9,550	40,752
*	De La Rue PLC	3,528	2,504
#*Ω	Deliveroo PLC	54,664	86,490
	DFS Furniture PLC	28,727	35,942
#*	Dialight PLC	1,573	3,072
	Diploma PLC	10,753	372,815
*	Direct Line Insurance Group PLC	143,281	264,175
	DiscoverIE Group PLC	13,083	98,322
	Diversified Energy Co. PLC	114,968	93,528
	Domino’s Pizza Group PLC	48,509	202,409
	dotdigital group PLC	39,655	34,758
	Dowlais Group PLC	22,228	27,062
	Dr Martens PLC	69,818	98,989
	Drax Group PLC	56,007	287,751
	DS Smith PLC	124,678	432,442
	Dunelm Group PLC	13,915	165,031
*	easyJet PLC	28,834	128,628
	Ecora Resources PLC	27,228	28,434
	EKF Diagnostics Holdings PLC	40,219	13,089
*	Elementis PLC	93,313	134,334
	Energean PLC	15,023	155,561
*	EnQuest PLC	129,463	25,454
	Epwin Group PLC	39	30
*	Ergomed PLC	6,298	102,587
*	Esken Ltd.	47,880	1,747
	Essentra PLC	31,043	56,093
	FDM Group Holdings PLC	12,308	65,298
	Fevertree Drinks PLC	7,783	95,130
	Fintel PLC	6,834	16,239
	Firstgroup PLC	91,704	176,475
Ω	Forterra PLC	26,491	43,429
	Foxtons Group PLC	34,139	15,595
*	Frasers Group PLC	19,915	194,629
*	Frontier Developments PLC	2,549	7,473
	Fuller Smith & Turner PLC, Class A	4,390	30,085
*	Fund Technologies PLC	1,867	19,532
*Ω	Funding Circle Holdings PLC	18,764	7,770
	Galliford Try Holdings PLC	19,567	51,496
	Games Workshop Group PLC	4,534	545,134
	Gamma Communications PLC	10,921	139,148
	GB Group PLC	2,372	6,893
*	Gem Diamonds Ltd.	14,716	1,962
	Genel Energy PLC	20,214	20,104
	Genuit Group PLC	30,160	97,309
*	Georgia Capital PLC	5,754	64,506
	Gooch & Housego PLC	2,118	12,892
	Goodwin PLC	36	2,237
	Grafton Group PLC	30,552	287,596
	Grainger PLC	111,156	307,649
*	Greencore Group PLC	48,717	53,370
	Greggs PLC	13,228	381,543
	Gulf Keystone Petroleum Ltd.	29,820	43,937

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Gym Group PLC	22,995	$28,243
	H&T Group PLC	4,686	27,840
	Halfords Group PLC	37,620	91,937
	Harbour Energy PLC	55,063	170,191
	Hargreaves Lansdown PLC	34,349	295,829
	Hargreaves Services PLC	1,423	7,389
	Harworth Group PLC	9,662	11,632
	Hays PLC	326,002	382,025
	Headlam Group PLC	13,204	29,071
	Helical PLC	15,637	36,524
*	Helios Towers PLC	87,185	64,308
	Henry Boot PLC	13,323	28,001
	Hikma Pharmaceuticals PLC	4,999	115,824
	Hill & Smith PLC	13,237	265,350
	Hilton Food Group PLC	9,754	77,560
	Hiscox Ltd.	34,829	397,692
*	Hochschild Mining PLC	37,929	43,209
	Hollywood Bowl Group PLC	21,065	64,012
*Ω	Hostelworld Group PLC	3,800	4,982
	Howden Joinery Group PLC	41,668	323,598
	Hunting PLC	21,793	76,724
Ω	Ibstock PLC	46,814	69,699
	IDOX PLC	36,392	27,410
	IG Group Holdings PLC	40,370	313,618
	IMI PLC	12,840	229,310
	Impax Asset Management Group PLC	12,259	57,523
	Inchcape PLC	47,249	383,070
*	Indivior PLC	18,778	360,026
	IntegraFin Holdings PLC	41,048	109,260
	Intermediate Capital Group PLC	11,820	188,186
*	International Distributions Services PLC	82,471	253,493
	International Personal Finance PLC	52,018	82,791
	iomart Group PLC	16,597	30,273
	IP Group PLC	112,572	60,093
#*	IQE PLC	135,213	22,444
	ITV PLC	412,974	321,556
*	IWG PLC	116,707	187,259
*	J D Wetherspoon PLC	17,476	134,323
*	James Fisher & Sons PLC	6,723	24,320
	James Halstead PLC	42,326	98,670
	JET2 PLC	18,252	223,054
*	John Wood Group PLC	95,305	165,047
	Johnson Matthey PLC	8,929	162,322
	Johnson Service Group PLC	68,407	106,552
	Jupiter Fund Management PLC	65,869	62,923
*Ω	Just Eat Takeaway.com NV	5,536	67,355
	Just Group PLC	152,125	139,943
	Kainos Group PLC	8,664	118,315
	Keller Group PLC	11,585	109,470
*	Kier Group PLC	87,699	107,514
*	Kin & Carta PLC	10,513	13,737
	Kitwave Group PLC	3,322	10,106
	Lancashire Holdings Ltd.	37,096	256,144
	Learning Technologies Group PLC	50,592	38,043
	Liontrust Asset Management PLC	9,051	61,733
	London Investment Group PLC	2,089	8,154
	LSL Property Services PLC	11,392	32,706
Ω	Luceco PLC	8,203	11,175
	M&C Saatchi PLC	3,423	5,103

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Macfarlane Group PLC	19,165	$23,464
	Man Group PLC	171,000	457,192
*	Marks & Spencer Group PLC	259,437	685,065
	Marshalls PLC	3,910	9,835
*	Marston’s PLC	82,294	29,090
*	McBride PLC	30,429	15,955
	Me Group International PLC	40,883	69,760
	Mears Group PLC	19,018	59,526
#*	Metro Bank Holdings PLC	24,939	13,025
	Midwich Group PLC	3,672	17,276
*	Mitchells & Butlers PLC	37,320	94,198
	Mitie Group PLC	199,211	239,103
	MJ Gleeson PLC	5,541	27,149
	Mobico Group PLC	75,728	57,691
	Moneysupermarket.com Group PLC	78,997	249,290
*	Moonpig Group PLC	10,489	21,048
	Morgan Advanced Materials PLC	39,964	109,496
	Morgan Sindall Group PLC	6,870	157,336
	Mortgage Advice Bureau Holdings Ltd.	4,749	32,678
*	Motorpoint group PLC	7,418	7,140
	Mountview Estates PLC	77	9,202
	MP Evans Group PLC	4,286	38,714
*	N Brown Group PLC	29,795	6,880
	NCC Group PLC	43,338	56,244
*Ω	Network International Holdings PLC	9,595	45,405
	Next 15 Group PLC	11,726	90,088
	Ninety One PLC	50,419	96,995
	NIOX Group PLC	12,752	10,229
	Norcros PLC	7,961	13,788
*Ω	On the Beach Group PLC	18,670	21,604
	OSB Group PLC	68,414	249,783
	Oxford Instruments PLC	7,482	164,145
	Pagegroup PLC	38,658	177,157
	Pan African Resources PLC	263,769	51,916
	Paragon Banking Group PLC	33,407	180,198
	PayPoint PLC	10,366	67,237
*	Pendragon PLC	178,766	69,946
	Pennon Group PLC	34,413	304,350
	Persimmon PLC	28,634	354,603
*	Petra Diamonds Ltd.	11,907	6,482
*	Petrofac Ltd.	10,595	6,060
	Pets at Home Group PLC	68,118	232,894
	Pharos Energy PLC	20,801	5,699
*	Phoenix Spree Deutschland Ltd.	8,962	17,013
*	Playtech PLC	34,619	165,317
	Plus500 Ltd.	12,166	208,703
	Polar Capital Holdings PLC	10,376	52,664
	Porvair PLC	3,538	23,239
	PPHE Hotel Group Ltd.	2,621	32,687
	Premier Foods PLC	100,223	142,635
*	PureTech Health PLC	35,259	65,322
	PZ Cussons PLC	28,095	45,747
	QinetiQ Group PLC	75,594	304,746
Ω	Quilter PLC	153,973	149,832
*	Rank Group PLC	24,101	19,742
	Rathbones Group PLC	7,929	144,640
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	45,822
	Record PLC	11,865	9,578

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Redcentric PLC	6,137	$8,031
	Redde Northgate PLC	33,311	136,259
	Redrow PLC	37,909	224,649
	Renew Holdings PLC	9,219	80,139
*	Renewi PLC	9,334	66,683
	Renishaw PLC	740	27,803
*	Restaurant Group PLC	68,039	56,221
	RHI Magnesita NV	4,908	152,690
	Ricardo PLC	9,245	49,439
*	RM PLC	8,839	5,577
	Robert Walters PLC	6,706	30,798
	Rotork PLC	137,317	491,035
	RS Group PLC	15,099	124,603
	RWS Holdings PLC	14,962	37,843
	S&U PLC	1,186	30,702
*	S4 Capital PLC	37,994	29,358
Ω	Sabre Insurance Group PLC	31,411	56,121
*	Saga PLC	10,855	14,553
*††	Savannah Energy PLC	107,834	34,405
	Savills PLC	18,326	175,560
	ScS Group PLC	313	1,035
	Senior PLC	59,262	112,521
	Serco Group PLC	157,824	274,207
	Serica Energy PLC	30,512	86,426
	Severfield PLC	28,520	21,412
*	SIG PLC	100,181	33,233
*	Sigmaroc PLC	14,349	8,484
	Sirius Real Estate Ltd.	160,276	155,732
	Smart Metering Systems PLC	15,768	122,735
	Smiths News PLC	41,443	23,974
	Softcat PLC	16,254	250,394
*	SolGold PLC	101,626	11,807
	Spectris PLC	2,273	85,890
	Speedy Hire PLC	89,137	32,750
Ω	Spire Healthcare Group PLC	38,601	100,189
	Spirent Communications PLC	77,961	92,368
*	SSP Group PLC	103,612	226,764
	SThree PLC	17,971	76,720
	Strix Group PLC	17,224	12,161
*††	Studio Retail Group PLC	5,420	0
	STV Group PLC	2,980	6,693
*	Superdry PLC	8,233	3,513
#*	Synthomer PLC	14,770	34,124
	Tate & Lyle PLC	52,039	399,308
	Taylor Wimpey PLC	169,335	228,711
	TBC Bank Group PLC	5,096	166,542
	Team Internet Group PLC	15,173	22,821
	Telecom Plus PLC	8,571	160,674
*	THG PLC	43,969	37,537
Ω	TI Fluid Systems PLC	41,232	62,012
	Topps Tiles PLC	21,096	12,137
	TP ICAP Group PLC	106,776	204,449
	Travis Perkins PLC	35,562	320,415
*	Trellus Health PLC	1,748	112
#*	Tremor International Ltd.	6,705	11,266
#*	Tremor International Ltd., ADR	2,139	7,166
	Tribal Group PLC	5,915	4,639
	Trifast PLC	13,605	11,084
	TT Electronics PLC	25,526	49,025

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Tullow Oil PLC	184,703	$74,718
	Tyman PLC	28,407	83,967
	UP Global Sourcing Trustees Ltd.	4,833	7,057
	Vanquis Banking Group PLC	33,877	47,622
	Vertu Motors PLC	37,928	35,087
	Vesuvius PLC	33,003	161,942
*	Victoria PLC	1,594	6,239
	Victrex PLC	10,081	168,895
	Videndum PLC	6,957	26,200
	Virgin Money U.K. PLC	153,224	278,374
	Vistry Group PLC	40,830	351,927
	Volex PLC	16,946	58,269
	Volution Group PLC	27,412	120,923
	Vp PLC	3,850	23,381
*Ω	Watches of Switzerland Group PLC	28,683	175,126
	Watkin Jones PLC	29,876	12,886
	WH Smith PLC	17,076	241,186
	Wickes Group PLC	43,591	68,021
	Wilmington PLC	6,879	27,339
	Wincanton PLC	19,014	58,453
*	Xaar PLC	10,372	21,304
	XPS Pensions Group PLC	19,564	50,689
	Young & Co.’s Brewery PLC, Class A	3,702	46,695
	Zotefoams PLC	3,070	10,674

TOTAL UNITED KINGDOM			33,002,808

UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	5,106	33,779

TOTAL COMMON STOCKS			253,188,941

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Draegerwerk AG & Co. KGaA, 0.401%	1,245	62,786
	Einhell Germany AG, 2.224%	63	8,866
	FUCHS SE, 2.791%	9,860	400,464
	Jungheinrich AG, 2.686%	6,075	163,083
	Sixt SE, 11.166%	2,482	143,006
	STO SE & Co. KGaA, 4.105%	368	47,871
	Villeroy & Boch AG, 6.857%	1,074	20,113

TOTAL GERMANY			846,189

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	AVJennings Ltd. Rights 11/01/2023	11,253	0
*	Highfield Resources Ltd. Warrants 06/19/2024	520	0

AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	7,475	0
*††	S Immo AG Rights	5,724	0
*	Strabag SE Rights	1,255	0

FINLAND — (0.0%)
*	Finnair Oyj Rights 11/17/2023	104,522	41,208

ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,925	0

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»
NORWAY — (0.0%)
#* Atlantic Sapphire ASA Rights 11/03/2023	5,739	$0

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants	61,932	0

SPAIN — (0.0%)
* Vidrala SA Rights 11/08/2023	2,366	8,724

TOTAL RIGHTS/WARRANTS		49,932

TOTAL INVESTMENT SECURITIES (Cost $ 282,763,136)		254,085,062

		Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	594,507	6,876,659

TOTAL INVESTMENTS — (100.0%) (Cost $ 289,639,836)		$260,961,721

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$16,812,243	$25,894	$16,838,137
Austria	$14,502	3,269,712	—	3,284,214
Belgium	81,679	3,572,360	—	3,654,039
Canada	28,599,179	59,329	141	28,658,649
China	184,648	9,683	—	194,331
Denmark	—	6,397,605	—	6,397,605
Finland	—	5,501,217	—	5,501,217
France	—	11,999,459	—	11,999,459
Germany	37,047	15,553,343	—	15,590,390
Hong Kong	—	5,694,855	5,741	5,700,596
Ireland	—	1,275,872	—	1,275,872
Israel	71,588	2,348,279	—	2,419,867
Italy	—	10,900,005	—	10,900,005
Japan	37,562	63,453,012	—	63,490,574
Netherlands	—	5,061,883	—	5,061,883
New Zealand	—	849,669	—	849,669
Norway	—	2,502,729	—	2,502,729
Portugal	—	1,108,261	—	1,108,261
Singapore	—	2,545,999	10,245	2,556,244
Spain	—	6,246,528	—	6,246,528
Sweden	10,304	6,085,403	—	6,095,707
Switzerland	—	19,826,378	—	19,826,378
United Kingdom	7,166	32,961,237	34,405	33,002,808
United States	—	33,779	—	33,779
Preferred Stocks
Germany	—	846,189	—	846,189
Rights/Warrants
Finland	—	41,208	—	41,208
Spain	—	8,724	—	8,724
Securities Lending Collateral	—	6,876,659	—	6,876,659

TOTAL	$29,043,675	$231,841,620	$76,426^	$260,961,721

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (0.4%)
*	Charter Communications, Inc., Class A	25,193	$10,147,740
*	Live Nation Entertainment, Inc.	453	36,249

TOTAL COMMUNICATION SERVICES			10,183,989

CONSUMER DISCRETIONARY — (16.7%)
*	Amazon.com, Inc.	872,958	116,181,980
	Best Buy Co., Inc.	42,802	2,860,030
*	Booking Holdings, Inc.	8,484	23,666,627
*	Burlington Stores, Inc.	23,574	2,853,161
*	Chipotle Mexican Grill, Inc.	243	471,955
	Darden Restaurants, Inc.	58,387	8,497,060
*	Deckers Outdoor Corp.	1,826	1,090,232
*	Expedia Group, Inc.	20,661	1,968,787
	Hilton Worldwide Holdings, Inc.	46,233	7,005,686
	Home Depot, Inc.	334,559	95,245,602
	Lowe’s Cos., Inc.	212,743	40,542,433
*	Lululemon Athletica, Inc.	16,356	6,435,759
	Marriott International, Inc., Class A	76,267	14,380,905
	McDonald’s Corp.	15,927	4,175,582
	NIKE, Inc., Class B	171,088	17,582,714
	Pool Corp.	16,700	5,273,359
	Ross Stores, Inc.	215,158	24,951,873
*	Royal Caribbean Cruises Ltd.	50,795	4,303,860
	Starbucks Corp.	343,683	31,701,320
*	Tesla, Inc.	44,439	8,925,129
	TJX Cos., Inc.	193,089	17,005,348
	Tractor Supply Co.	58,955	11,352,375
*	Ulta Beauty, Inc.	16,603	6,330,890
	Yum! Brands, Inc.	12,200	1,474,492

TOTAL CONSUMER DISCRETIONARY			454,277,159

CONSUMER STAPLES — (11.9%)
	Albertsons Cos., Inc., Class A	66,010	1,432,417
	Altria Group, Inc.	352,933	14,177,319
*	BJ’s Wholesale Club Holdings, Inc.	7,300	497,276
	Brown-Forman Corp., Class A	14,262	818,924
	Brown-Forman Corp., Class B	66,750	3,748,680
	Clorox Co.	71,957	8,469,339
	Coca-Cola Co.	810,109	45,763,057
	Colgate-Palmolive Co.	107,965	8,110,331
	Costco Wholesale Corp.	77,038	42,558,873
	Dollar General Corp.	13,459	1,602,159
	Estee Lauder Cos., Inc., Class A	20,997	2,705,883
	Hershey Co.	37,890	7,098,692
	Kenvue, Inc.	413,922	7,698,949
	Kimberly-Clark Corp.	106,176	12,702,897
	Lamb Weston Holdings, Inc.	67,768	6,085,566
	PepsiCo, Inc.	380,641	62,151,063
	Procter & Gamble Co.	482,160	72,338,465
	Sysco Corp.	300,060	19,950,989
	Target Corp.	57,276	6,345,608

TOTAL CONSUMER STAPLES			324,256,487

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (1.3%)
	APA Corp.	114,080	$4,531,258
	Cheniere Energy, Inc.	140,660	23,408,637
	Targa Resources Corp.	90,710	7,584,263
	Texas Pacific Land Corp.	241	444,874

TOTAL ENERGY			35,969,032

FINANCIALS — (11.2%)
	Ameriprise Financial, Inc.	52,324	16,459,561
	Aon PLC, Class A	60,490	18,715,606
	Erie Indemnity Co., Class A	100	27,619
	FactSet Research Systems, Inc.	14,165	6,117,722
*	FleetCor Technologies, Inc.	4,583	1,031,954
	Jack Henry & Associates, Inc.	4,020	566,780
	LPL Financial Holdings, Inc.	28,847	6,476,728
	Marsh & McLennan Cos., Inc.	79,144	15,009,660
	Mastercard, Inc., Class A	273,601	102,969,736
	Moody’s Corp.	35,508	10,936,464
	MSCI, Inc.	12,911	6,088,182
	Visa, Inc., Class A	503,886	118,463,598

TOTAL FINANCIALS			302,863,610

HEALTH CARE — (12.0%)
	AbbVie, Inc.	562,217	79,373,796
	Amgen, Inc.	190,975	48,832,308
	Cardinal Health, Inc.	122,721	11,167,611
	Cencora, Inc.	97,705	18,090,081
*	Edwards Lifesciences Corp.	3	191
	Eli Lilly & Co.	186,408	103,256,983
	HCA Healthcare, Inc.	32,550	7,360,857
*	IDEXX Laboratories, Inc.	38,667	15,446,307
*	IQVIA Holdings, Inc.	21,586	3,903,396
	Johnson & Johnson	112,287	16,656,654
*	Mettler-Toledo International, Inc.	1,497	1,474,844
#*	Waters Corp.	15,386	3,670,023
	West Pharmaceutical Services, Inc.	367	116,812
	Zoetis, Inc.	98,882	15,524,474

TOTAL HEALTH CARE			324,874,337

INDUSTRIALS — (15.8%)
	3M Co.	130,061	11,829,048
	Allegion PLC	34,897	3,432,469
	Automatic Data Processing, Inc.	102,900	22,454,838
*	Boeing Co.	82,836	15,475,421
	Booz Allen Hamilton Holding Corp.	52,858	6,339,260
	Broadridge Financial Solutions, Inc.	56,898	9,709,075
	Caterpillar, Inc.	148,990	33,679,189
	CH Robinson Worldwide, Inc.	16,130	1,319,918
	Cintas Corp.	23,873	12,106,476
	Deere & Co.	31,882	11,648,407
	Delta Air Lines, Inc.	1,279	39,969
	Expeditors International of Washington, Inc.	12,767	1,394,795
	Fastenal Co.	238,536	13,916,190
	Ferguson PLC	70,348	10,566,270
	Honeywell International, Inc.	154,254	28,268,588
	Illinois Tool Works, Inc.	73,283	16,424,186
	Lennox International, Inc.	15,817	5,860,831
	Lockheed Martin Corp.	62,304	28,325,891
	Masco Corp.	101,751	5,300,210

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Old Dominion Freight Line, Inc.	52,420	$19,744,517
	Paychex, Inc.	135,118	15,004,854
	Paycom Software, Inc.	6,763	1,656,732
	Rockwell Automation, Inc.	43,154	11,341,303
	Rollins, Inc.	75,167	2,827,031
	Trane Technologies PLC	36,230	6,894,931
	Union Pacific Corp.	175,698	36,476,662
	United Parcel Service, Inc., Class B	227,354	32,113,752
	Verisk Analytics, Inc.	77,586	17,639,953
	Vertiv Holdings Co., Class A	103,284	4,055,963
	Waste Management, Inc.	122,177	20,077,346
	WW Grainger, Inc.	29,829	21,770,099

TOTAL INDUSTRIALS			427,694,174

INFORMATION TECHNOLOGY — (28.9%)
	Accenture PLC, Class A	138,718	41,211,731
*	Adobe, Inc.	69,722	37,096,287
	Amphenol Corp., Class A	99,555	8,019,155
	Apple, Inc.	780,638	133,309,722
	Applied Materials, Inc.	237,183	31,391,170
*	Autodesk, Inc.	26,238	5,185,416
	Broadcom, Inc.	123,213	103,667,722
	CDW Corp.	91,054	18,247,222
*	Enphase Energy, Inc.	19,401	1,543,932
*	Fair Isaac Corp.	9,468	8,008,697
*	Fortinet, Inc.	102,465	5,857,924
*	Gartner, Inc.	30,431	10,104,309
	KLA Corp.	44,582	20,940,165
	Lam Research Corp.	35,307	20,768,284
*	Manhattan Associates, Inc.	1,772	345,505
	Microchip Technology, Inc.	16,632	1,185,695
	Microsoft Corp.	455,423	153,983,070
	Motorola Solutions, Inc.	20,129	5,605,121
	NetApp, Inc.	103,545	7,536,005
	NVIDIA Corp.	97,487	39,755,199
	NXP Semiconductors NV	12,746	2,197,793
	Oracle Corp.	745,382	77,072,499
*	Palo Alto Networks, Inc.	12,124	2,946,374
	Seagate Technology Holdings PLC	121,222	8,273,401
*	Super Micro Computer, Inc.	2,355	563,952
	Texas Instruments, Inc.	266,371	37,827,346

TOTAL INFORMATION TECHNOLOGY			782,643,696

MATERIALS — (0.8%)
	Avery Dennison Corp.	56,729	9,874,817
	Sherwin-Williams Co.	48,647	11,588,202

TOTAL MATERIALS			21,463,019

TOTAL COMMON STOCKS Cost ($1,506,431,841)			2,684,225,503

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	23,586,738	23,586,738

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	321,217	$3,715,515

TOTAL INVESTMENTS — (100.0%) (Cost $1,533,734,094)		$2,711,527,756

As of October 31, 2023, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	94	12/15/23	$21,103,429	$19,797,575	$(1,305,854)

Total Futures Contracts			$21,103,429	$19,797,575	$(1,305,854)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,183,989	—	—	$10,183,989
Consumer Discretionary	454,277,159	—	—	454,277,159
Consumer Staples	324,256,487	—	—	324,256,487
Energy	35,969,032	—	—	35,969,032
Financials	302,863,610	—	—	302,863,610
Health Care	324,874,337	—	—	324,874,337
Industrials	427,694,174	—	—	427,694,174
Information Technology	782,643,696	—	—	782,643,696
Materials	21,463,019	—	—	21,463,019
Temporary Cash Investments	23,586,738	—	—	23,586,738
Securities Lending Collateral	—	$3,715,515	—	3,715,515
Futures Contracts**	(1,305,854)	—	—	(1,305,854)

TOTAL	$2,706,506,387	$3,715,515	—	$2,710,221,902

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.4%)
#*	Anterix, Inc.	15,343	$467,808
	Atlanta Braves Holdings, Inc., Class A	8,506	322,462
*	Atlanta Braves Holdings, Inc., Class C	30,841	1,072,650
*	Cargurus, Inc.	52,304	901,198
*	Cars.com, Inc.	75,568	1,150,901
#*	Cinemark Holdings, Inc.	81,279	1,340,291
*	Gambling.com Group Ltd.	7,637	98,976
#*	Gogo, Inc.	149,045	1,564,973
*	IDT Corp., Class B	31,089	872,046
#*	IMAX Corp.	68,030	1,238,826
*	Integral Ad Science Holding Corp.	22,581	259,230
	Iridium Communications, Inc.	92,938	3,443,353
*	PubMatic, Inc., Class A	18,430	207,706
#	Shutterstock, Inc.	37,652	1,531,683
*	Stagwell, Inc., Class A	102,219	421,142
#*	SurgePays, Inc.	4,900	21,266
*	TechTarget, Inc.	28,638	721,105
	Townsquare Media, Inc., Class A	14,254	122,584
*	TripAdvisor, Inc.	96,200	1,419,912
*	Yelp, Inc.	69,899	2,949,039
#*	ZoomInfo Technologies, Inc., Class A	128,304	1,662,820

TOTAL COMMUNICATION SERVICES			21,789,971

CONSUMER DISCRETIONARY — (16.2%)
*	Abercrombie & Fitch Co., Class A	36,786	2,237,325
	Academy Sports & Outdoors, Inc.	19,850	890,074
*	Accel Entertainment, Inc.	46,293	455,986
#	Acushnet Holdings Corp.	73,215	3,731,036
*	Arhaus, Inc.	38,674	333,370
	Arko Corp.	88,336	666,937
	Autoliv, Inc.	1,340	122,811
*	AutoNation, Inc.	28,394	3,693,491
	Bloomin’ Brands, Inc.	102,792	2,399,165
#*	Boot Barn Holdings, Inc.	30,194	2,098,483
#*	Bowlero Corp., Class A	13,273	133,925
	Boyd Gaming Corp.	2,041	112,765
*	Bright Horizons Family Solutions, Inc.	14,265	1,056,466
#	Brunswick Corp.	54,492	3,785,559
	Buckle, Inc.	47,895	1,617,414
	Build-A-Bear Workshop, Inc.	20,088	498,182
#	Camping World Holdings, Inc., Class A	3,454	57,854
*	Capri Holdings Ltd.	5,793	296,486
	Carriage Services, Inc.	1,253	27,065
#	Carter’s, Inc.	32,457	2,179,812
*	Cavco Industries, Inc.	9,512	2,373,339
#	Cheesecake Factory, Inc.	65,547	2,036,545
#	Choice Hotels International, Inc.	34,922	3,858,881
*	Chuy’s Holdings, Inc.	10,545	354,945
#	Columbia Sportswear Co.	19,300	1,424,340
#*	Cooper-Standard Holdings, Inc.	7,200	89,424
#	Cracker Barrel Old Country Store, Inc.	8,885	589,609
*	Crocs, Inc.	22,240	1,986,477
*	Dave & Buster’s Entertainment, Inc.	42,004	1,467,620
#	Dillard’s, Inc., Class A	9,875	3,065,694
*	Dorman Products, Inc.	28,317	1,760,751

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Envela Corp.	18,229	$71,458
#*	European Wax Center, Inc., Class A	13,591	200,739
*	Everi Holdings, Inc.	27,277	294,319
#*	Figs, Inc., Class A	75,711	417,168
*	Fox Factory Holding Corp.	33,668	2,742,932
*	Frontdoor, Inc.	65,563	1,896,738
	Gentex Corp.	59,643	1,710,561
*	Gentherm, Inc.	31,750	1,276,985
*	Grand Canyon Education, Inc.	31,916	3,776,620
	Guess?, Inc.	39,068	839,962
#	H&R Block, Inc.	141,271	5,799,175
#	Hanesbrands, Inc.	303,406	1,271,271
#*	Hilton Grand Vacations, Inc.	10,557	379,524
	Installed Building Products, Inc.	35,707	3,987,401
	International Game Technology PLC	2,090	53,128
*	J Jill, Inc.	4,484	128,467
	Jack in the Box, Inc.	4,336	273,948
#	Kontoor Brands, Inc.	65,219	3,029,423
	Laureate Education, Inc.	73,127	1,034,016
	Leggett & Platt, Inc.	71,329	1,671,238
#	Levi Strauss & Co., Class A	42,327	578,610
	Marine Products Corp.	28,820	280,707
*	MasterCraft Boat Holdings, Inc.	22,375	457,345
*	Mattel, Inc.	120,435	2,297,900
#*	Mister Car Wash, Inc.	9,941	51,693
*	Modine Manufacturing Co.	59,366	2,344,957
	Murphy USA, Inc.	22,631	8,208,037
	Nathan’s Famous, Inc.	430	28,148
#*	Noodles & Co.	35,171	74,914
#	Nordstrom, Inc.	123,691	1,729,200
#*	Norwegian Cruise Line Holdings Ltd.	275,068	3,740,925
*	Ollie’s Bargain Outlet Holdings, Inc.	28,074	2,168,436
#*	ONE Group Hospitality, Inc.	19,195	84,650
*	OneSpaWorld Holdings Ltd.	58,836	616,601
#	Oxford Industries, Inc.	16,802	1,418,089
#	Papa John’s International, Inc.	6,657	432,838
*	PlayAGS, Inc.	22,151	158,158
#	Polaris, Inc.	31,580	2,729,144
*	Portillo’s, Inc., Class A	17,477	261,281
#*	Potbelly Corp.	28,868	254,038
	RCI Hospitality Holdings, Inc.	1,500	81,765
#*	Red Robin Gourmet Burgers, Inc.	8,226	66,548
#	Red Rock Resorts, Inc., Class A	49,765	1,968,206
#*	Revolve Group, Inc.	18,586	255,557
#*	RH	9,824	2,141,239
*	Rover Group, Inc.	10,655	68,725
*	SeaWorld Entertainment, Inc.	61,688	2,657,519
*	Shake Shack, Inc., Class A	8,096	453,700
*	Skyline Champion Corp.	55,715	3,266,570
*	Sleep Number Corp.	9,587	155,980
*	Sonos, Inc.	15,997	172,448
	Steven Madden Ltd.	85,157	2,792,298
	Tapestry, Inc.	113,414	3,125,690
	Texas Roadhouse, Inc.	47,337	4,806,599
#*	Tile Shop Holdings, Inc.	2,187	12,007
*	TopBuild Corp.	16,575	3,791,697
	Upbound Group, Inc.	56,358	1,468,689
	Valvoline, Inc.	111,382	3,304,704
*	Visteon Corp.	31,101	3,580,658

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Vizio Holding Corp., Class A	47,081	$239,642
	Wendy’s Co.	215,805	4,104,611
	Winmark Corp.	1,241	500,520
	Wyndham Hotels & Resorts, Inc.	52,192	3,778,701
#*	XPEL, Inc.	17,016	787,841
#*	YETI Holdings, Inc.	38,510	1,637,445

TOTAL CONSUMER DISCRETIONARY			149,391,934

CONSUMER STAPLES — (5.8%)
*	Boston Beer Co., Inc., Class A	2,867	957,435
	Calavo Growers, Inc.	10,991	278,512
	Coca-Cola Consolidated, Inc.	7,675	4,884,447
*	elf Beauty, Inc.	61,168	5,665,992
#	Energizer Holdings, Inc.	49	1,547
	Flowers Foods, Inc.	164,232	3,601,608
*	Fresh Market, Inc.	15,766	0
#*	Freshpet, Inc.	37,119	2,130,631
*	Grocery Outlet Holding Corp.	61,553	1,703,172
	Inter Parfums, Inc.	33,118	4,209,629
	J & J Snack Foods Corp.	21,352	3,343,937
	John B Sanfilippo & Son, Inc.	11,228	1,148,175
	Lancaster Colony Corp.	21,652	3,662,869
*	Lifeway Foods, Inc.	1,783	19,025
#*	Mama’s Creations, Inc.	27,798	93,957
	Medifast, Inc.	10,251	708,959
#	MGP Ingredients, Inc.	23,149	2,191,284
*	National Beverage Corp.	65,383	3,032,464
	Oil-Dri Corp. of America	2,207	126,417
	PriceSmart, Inc.	14,855	928,289
	Reynolds Consumer Products, Inc.	46,547	1,183,690
*	Simply Good Foods Co.	13,200	492,228
#*	Sovos Brands, Inc.	45,592	989,802
*	Sprouts Farmers Market, Inc.	117,824	4,950,964
	Tootsie Roll Industries, Inc.	39,172	1,218,641
	Turning Point Brands, Inc.	23,500	471,175
*	USANA Health Sciences, Inc.	20,180	919,199
#	Utz Brands, Inc.	58,271	710,323
	Vector Group Ltd.	4,047	41,603
*	Vital Farms, Inc.	34,995	387,045
#	WD-40 Co.	13,268	2,804,855

TOTAL CONSUMER STAPLES			52,857,874

ENERGY — (5.7%)
	Antero Midstream Corp.	71,046	876,708
	Archrock, Inc.	17,008	215,491
	Cactus, Inc., Class A	34,403	1,614,877
	ChampionX Corp.	107,696	3,317,037
	CONSOL Energy, Inc.	22,425	2,060,633
#	Core Laboratories, Inc.	34,343	735,627
#	CVR Energy, Inc.	66,908	2,191,237
*	Denbury, Inc.	40,826	3,629,023
#	EnLink Midstream LLC	347,900	4,275,691
	Equitrans Midstream Corp.	208,973	1,853,591
#	Evolution Petroleum Corp.	45,678	293,710
	Excelerate Energy, Inc., Class A	2,554	36,318
*	Kosmos Energy Ltd.	453,739	3,285,070
#	Magnolia Oil & Gas Corp., Class A	163,643	3,673,785
	Matador Resources Co.	61,145	3,772,035

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Nabors Industries Ltd.	7,307	$713,456
#	New Fortress Energy, Inc.	55,591	1,684,407
	Northern Oil & Gas, Inc.	49,851	1,911,287
*	Oceaneering International, Inc.	113,589	2,497,822
#*	Par Pacific Holdings, Inc.	546	17,920
	Patterson-UTI Energy, Inc.	183,454	2,329,866
#	Range Resources Corp.	27,131	972,375
#	Sitio Royalties Corp., Class A	57,311	1,416,728
*	TETRA Technologies, Inc.	174,273	826,054
*	Tidewater, Inc.	32,749	2,238,394
*	Valaris Ltd.	14,435	953,287
*	W&T Offshore, Inc.	120,145	498,602
*	Weatherford International PLC	50,347	4,686,802

TOTAL ENERGY			52,577,833

FINANCIALS — (7.4%)
	AMERISAFE, Inc.	19,786	1,008,492
#	Artisan Partners Asset Management, Inc., Class A	59,461	1,962,213
#*	AvidXchange Holdings, Inc.	9,984	86,262
#	B Riley Financial, Inc.	2,925	105,914
#	BancFirst Corp.	14,428	1,170,255
*	Bancorp, Inc.	59,164	2,109,197
	BGC Group, Inc., Class A	364,140	2,137,502
	Brightsphere Investment Group, Inc.	46,991	735,879
#*	BRP Group, Inc., Class A	5,174	108,292
*	Cantaloupe, Inc.	32,542	214,126
#	Cass Information Systems, Inc.	12,766	482,683
#	City Holding Co.	14,652	1,330,109
#	Cohen & Steers, Inc.	47,439	2,478,213
	Commerce Bancshares, Inc.	516	22,632
	Crawford & Co., Class A	31,015	283,787
	Crawford & Co., Class B	30,600	250,002
#*	Credit Acceptance Corp.	6,034	2,428,263
	Diamond Hill Investment Group, Inc.	4,105	644,896
*	Donnelley Financial Solutions, Inc.	35,884	1,953,166
	Esquire Financial Holdings, Inc.	2,408	110,286
*	Euronet Worldwide, Inc.	21,418	1,645,759
	Evercore, Inc., Class A	37,334	4,860,140
	EVERTEC, Inc.	72,062	2,290,130
	Federated Hermes, Inc.	87,057	2,759,707
	First Financial Bankshares, Inc.	83,779	2,014,885
	FirstCash Holdings, Inc.	3,320	361,614
	Hamilton Lane, Inc., Class A	29,410	2,473,969
*	Heritage Global, Inc.	22,171	68,508
	Houlihan Lokey, Inc.	35,947	3,613,393
#*	I3 Verticals, Inc., Class A	20,105	376,969
*	International Money Express, Inc.	25,142	401,266
#*	Kingsway Financial Services, Inc.	8,680	67,010
	Kinsale Capital Group, Inc.	15,683	5,236,711
	Lazard Ltd., Class A	57,328	1,591,999
#	Moelis & Co., Class A	56,090	2,335,588
*	NCR Atleos Corp.	28,306	624,430
*	Open Lending Corp., Class A	49,463	296,283
*	Palomar Holdings, Inc.	10,105	506,058
*	Paymentus Holdings, Inc., Class A	9,207	134,054
*	Payoneer Global, Inc.	31,603	182,981
	Piper Sandler Cos	8,330	1,164,951
#	PJT Partners, Inc., Class A	23,836	1,867,789
	Primerica, Inc.	13,641	2,607,614

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	PROG Holdings, Inc.	40,123	$1,098,969
	RLI Corp.	39,546	5,269,109
	Selective Insurance Group, Inc.	4,296	447,257
#*	Shift4 Payments, Inc., Class A	28,721	1,278,659
	Silvercrest Asset Management Group, Inc., Class A	12,793	227,076
	StepStone Group, Inc., Class A	27,371	774,599
	Virtu Financial, Inc., Class A	16,721	309,171
	Western Union Co.	68,235	770,373
*	WEX, Inc.	109	18,146
#	WisdomTree, Inc.	165,757	1,027,693

TOTAL FINANCIALS			68,325,029

HEALTH CARE — (9.2%)
#*	Accuray, Inc.	41,131	108,586
*	Addus HomeCare Corp.	10,057	793,497
*	Alkermes PLC	37,584	909,157
*	Amedisys, Inc.	8,478	775,652
*	AMN Healthcare Services, Inc.	47,308	3,588,785
#*	Amneal Pharmaceuticals, Inc.	109,829	425,038
*	Amphastar Pharmaceuticals, Inc.	49,462	2,239,145
*	ANI Pharmaceuticals, Inc.	11,722	723,716
#*	Apollo Medical Holdings, Inc.	32,053	1,000,374
	Atrion Corp.	1,673	572,133
*	Avid Bioservices, Inc.	91,107	560,308
*	Catalyst Pharmaceuticals, Inc.	87,553	1,086,533
*	Certara, Inc.	19,299	235,255
	Chemed Corp.	696	391,604
#*	Collegium Pharmaceutical, Inc.	44,485	967,994
#	CONMED Corp.	29,739	2,898,363
*	Corcept Therapeutics, Inc.	93,042	2,612,619
*	CorVel Corp.	20,965	4,065,952
*	DaVita, Inc.	50,240	3,880,035
*	Dynavax Technologies Corp.	125,839	1,788,172
	Encompass Health Corp.	53,221	3,329,506
	Ensign Group, Inc.	50,176	4,847,002
*	Evolent Health, Inc., Class A	86,109	2,103,643
*	Exelixis, Inc.	61,170	1,259,490
*	Globus Medical, Inc., Class A	69,958	3,197,780
*	GoodRx Holdings, Inc., Class A	95,323	469,942
*	Haemonetics Corp.	24,987	2,129,642
#*	Halozyme Therapeutics, Inc.	97,637	3,306,965
*	Harmony Biosciences Holdings, Inc.	30,884	727,009
*	Harvard Bioscience, Inc.	38,347	168,343
*	HealthEquity, Inc.	29,389	2,106,604
*	InfuSystem Holdings, Inc.	18,951	181,551
	iRadimed Corp.	2,132	86,858
*	Ironwood Pharmaceuticals, Inc.	84,313	756,288
#*	Joint Corp.	10,060	78,569
#	LeMaitre Vascular, Inc.	26,665	1,295,386
*	Maravai LifeSciences Holdings, Inc., Class A	44,760	307,054
#*	Masimo Corp.	4,035	327,360
#*	Medpace Holdings, Inc.	4,126	1,001,256
*	Merit Medical Systems, Inc.	51,387	3,532,342
	National Research Corp.	25,159	1,063,219
*	NextGen Healthcare, Inc.	26,259	628,115
*	Option Care Health, Inc.	156,905	4,350,976
	Patterson Cos., Inc.	117,515	3,579,507
*	Pennant Group, Inc.	39,424	428,539
*	PetIQ, Inc.	9,714	182,332

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Puma Biotechnology, Inc.	41,088	$101,077
*	RadNet, Inc.	60,045	1,618,813
	Select Medical Holdings Corp.	122,051	2,774,219
#*	Semler Scientific, Inc.	4,275	124,702
#	SIGA Technologies, Inc.	8,859	45,181
#*	Sotera Health Co.	157,864	1,998,558
*	Surmodics, Inc.	1,044	30,756
*	Tenet Healthcare Corp.	75,659	4,062,888
#	U.S. Physical Therapy, Inc.	13,267	1,115,887
*	UFP Technologies, Inc.	7,386	1,151,625
	Utah Medical Products, Inc.	4,338	344,958

TOTAL HEALTH CARE			84,436,860

INDUSTRIALS — (25.6%)
	AAON, Inc.	77,160	4,203,677
	Acuity Brands, Inc.	10,999	1,781,508
	Advanced Drainage Systems, Inc.	1,664	177,765
	Alamo Group, Inc.	10,771	1,726,591
	Albany International Corp., Class A	31,136	2,541,009
	Allient, Inc.	7,197	198,637
	Allison Transmission Holdings, Inc.	89,446	4,509,867
#	Alta Equipment Group, Inc.	27,994	257,265
#*	Ameresco, Inc., Class A	9,157	239,456
*	API Group Corp.	35,605	921,101
	Apogee Enterprises, Inc.	25,454	1,092,486
	Applied Industrial Technologies, Inc.	34,370	5,276,139
	Armstrong World Industries, Inc.	41,056	3,115,740
#*	Array Technologies, Inc.	117,894	2,043,103
*	Atkore, Inc.	52,786	6,560,244
*	AZEK Co., Inc.	39,497	1,034,821
	Barrett Business Services, Inc.	8,295	758,661
*	Beacon Roofing Supply, Inc.	30,647	2,181,147
	Brady Corp., Class A	44,965	2,313,899
	Brink’s Co.	43,472	2,906,538
	BWX Technologies, Inc.	62,035	4,607,960
#	Cadre Holdings, Inc.	12,379	347,231
*	Casella Waste Systems, Inc., Class A	48,711	3,675,245
*	CBIZ, Inc.	57,147	2,969,358
#*	Chart Industries, Inc.	4,756	552,790
*	Clean Harbors, Inc.	21,109	3,243,820
	Comfort Systems USA, Inc.	35,901	6,528,597
*	Construction Partners, Inc., Class A	40,499	1,557,187
	Copa Holdings SA, Class A	19,813	1,617,731
#*	Core & Main, Inc., Class A	95,586	2,875,227
	CRA International, Inc.	8,941	868,261
	Crane Co.	23,465	2,283,848
	CSG Systems International, Inc.	35,884	1,681,524
	CSW Industrials, Inc.	16,057	2,846,264
	Curtiss-Wright Corp.	3,703	736,193
*	Daseke, Inc.	43,939	195,089
*	Distribution Solutions Group, Inc.	10,506	316,756
	Donaldson Co., Inc.	34,038	1,962,631
	Douglas Dynamics, Inc.	22,626	549,359
*	Dycom Industries, Inc.	28,599	2,436,063
	EMCOR Group, Inc.	5,515	1,139,675
	Enerpac Tool Group Corp.	49,991	1,414,745
	EnerSys	2,475	211,811
	Esab Corp.	14,850	940,005
	ESCO Technologies, Inc.	316	30,722

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	ExlService Holdings, Inc.	161,475	$4,216,112
	Exponent, Inc.	49,829	3,651,967
	Federal Signal Corp.	65,908	3,825,300
	Flowserve Corp.	23,443	860,827
*	Fluor Corp.	10,974	365,324
*	Forrester Research, Inc.	11,556	268,099
	Forward Air Corp.	25,727	1,657,076
*	Franklin Covey Co.	15,085	594,500
	Franklin Electric Co., Inc.	41,302	3,581,709
*	FTI Consulting, Inc.	15,704	3,333,331
*	Generac Holdings, Inc.	26,865	2,258,541
	Genpact Ltd.	38,832	1,302,425
*	Gibraltar Industries, Inc.	536	32,621
	Global Industrial Co.	43,761	1,398,164
	Gorman-Rupp Co.	17,474	516,357
#	GrafTech International Ltd.	78,915	272,257
*	GXO Logistics, Inc.	17,126	865,034
	H&E Equipment Services, Inc.	37,999	1,547,319
	Helios Technologies, Inc.	30,875	1,596,855
	Herc Holdings, Inc.	29,575	3,158,314
	Hexcel Corp.	22,255	1,378,030
	HNI Corp.	1,121	38,888
#*	Hudson Technologies, Inc.	44,948	578,930
*	Huron Consulting Group, Inc.	13,048	1,296,449
	Hyster-Yale Materials Handling, Inc.	3,083	123,351
*	IBEX Holdings Ltd.	6,197	101,135
	ICF International, Inc.	14,889	1,886,883
*	IES Holdings, Inc.	5,839	363,361
*	Innovative Solutions & Support, Inc.	16,889	123,121
	Insperity, Inc.	30,202	3,196,580
	ITT, Inc.	18,412	1,718,760
*	Janus International Group, Inc.	120,106	1,124,192
	John Bean Technologies Corp.	28,763	2,991,927
	Kadant, Inc.	11,703	2,574,660
	Karat Packaging, Inc.	1,559	32,162
	KBR, Inc.	6,568	381,929
#	Kforce, Inc.	27,516	1,679,577
	Landstar System, Inc.	22,322	3,678,219
*	Limbach Holdings, Inc.	5,344	159,251
	Lindsay Corp.	9,599	1,199,107
*	Liquidity Services, Inc.	33,414	643,888
	LSI Industries, Inc.	5,130	76,334
	Marten Transport Ltd.	77,479	1,362,081
*	Masonite International Corp.	23,843	1,886,935
*	MasTec, Inc.	1,899	112,877
	Matthews International Corp., Class A	1,972	69,888
	Maximus, Inc.	51,741	3,866,088
	McGrath RentCorp	22,189	2,232,213
*	Montrose Environmental Group, Inc.	7,622	176,221
	MSA Safety, Inc.	25,672	4,053,095
	MSC Industrial Direct Co., Inc., Class A	43,440	4,115,940
	Mueller Industries, Inc.	27,604	1,040,947
	Mueller Water Products, Inc., Class A	162,321	2,007,911
*	MYR Group, Inc.	18,335	2,123,743
*	NV5 Global, Inc.	3,557	335,603
#	Omega Flex, Inc.	9,018	658,945
*	Parsons Corp.	19,054	1,077,504
#*	Paycor HCM, Inc.	12,343	266,362
*	PGT Innovations, Inc.	38,964	1,166,582

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Pitney Bowes, Inc.	238,040	$768,869
	Powell Industries, Inc.	1,873	143,565
#*	RCM Technologies, Inc.	10,176	201,688
*	RXO, Inc.	63,528	1,112,375
*	Saia, Inc.	8,862	3,176,938
	Science Applications International Corp.	47,653	5,205,614
#	Shyft Group, Inc.	31,109	341,577
	Simpson Manufacturing Co., Inc.	40,731	5,424,555
*	SiteOne Landscape Supply, Inc.	21,830	3,007,519
*	SP Plus Corp.	24,825	1,254,407
*	SPX Technologies, Inc.	20,352	1,630,602
	Standex International Corp.	6,323	907,793
*	Sterling Infrastructure, Inc.	33,025	2,405,871
#	Tecnoglass, Inc.	42,632	1,393,214
	Tennant Co.	19,734	1,464,658
	Terex Corp.	58,368	2,673,254
	Timken Co.	19,306	1,334,431
*	Transcat, Inc.	1,975	177,790
*	Trex Co., Inc.	33,001	1,854,986
*	TriNet Group, Inc.	33,769	3,469,765
	TTEC Holdings, Inc.	26,036	535,821
	UFP Industries, Inc.	5,761	548,274
	Valmont Industries, Inc.	16,269	3,203,529
	Veritiv Corp.	3,157	534,827
*	Verra Mobility Corp.	164,747	3,257,048
	Vertiv Holdings Co., Class A	21,739	853,691
*	Viad Corp.	14,890	360,785
*	Vicor Corp.	16,633	644,362
#	Wabash National Corp.	59,087	1,222,510
	Watts Water Technologies, Inc., Class A	23,210	4,015,562
	Woodward, Inc.	15,994	1,994,452
*	XPO, Inc.	46,986	3,562,009

TOTAL INDUSTRIALS			235,311,888

INFORMATION TECHNOLOGY — (12.2%)
	A10 Networks, Inc.	84,397	917,395
*	ACI Worldwide, Inc.	18,736	381,652
	Adeia, Inc.	105,644	890,579
	Advanced Energy Industries, Inc.	36,397	3,176,002
#*	Alarm.com Holdings, Inc.	39,728	2,031,293
*	Allegro MicroSystems, Inc.	9,702	251,864
	American Software, Inc., Class A	35,956	394,437
*	Axcelis Technologies, Inc.	32,759	4,176,772
	Badger Meter, Inc.	35,327	4,894,556
	Bel Fuse, Inc., Class B	2,182	118,221
	Belden, Inc.	41,393	2,934,764
*	Blackbaud, Inc.	46,951	3,070,595
*	Box, Inc., Class A	64,927	1,614,085
*	Calix, Inc.	53,721	1,779,239
*	CCC Intelligent Solutions Holdings, Inc.	21,966	236,574
*	Cirrus Logic, Inc.	46,678	3,124,159
	Climb Global Solutions, Inc.	4,363	194,066
*	CommVault Systems, Inc.	17,651	1,153,493
*	Consensus Cloud Solutions, Inc.	10,534	227,429
#*	CoreCard Corp.	1,121	23,956
*	Corsair Gaming, Inc.	27,625	353,324
	Crane NXT Co.	37,646	1,957,592
	CTS Corp.	44,066	1,648,509
#*	Digi International, Inc.	1,731	43,587

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Diodes, Inc.	35,756	$2,327,000
*	eGain Corp.	43,440	261,509
*	EngageSmart, Inc.	68,621	1,554,266
*	Envestnet, Inc.	43,261	1,600,657
*	Everbridge, Inc.	10,941	225,494
#*	Everspin Technologies, Inc.	28,188	272,578
*	Extreme Networks, Inc.	96,966	1,999,439
#*	Fabrinet	40,287	6,244,485
*	FormFactor, Inc.	80,276	2,719,751
	Hackett Group, Inc.	36,992	824,552
#*	Harmonic, Inc.	122,630	1,323,178
*	Identiv, Inc.	8,628	52,544
*	Informatica, Inc., Class A	35,012	671,530
	Information Services Group, Inc.	41,783	169,639
#*	Insight Enterprises, Inc.	7,136	1,022,589
#	InterDigital, Inc.	26,869	2,021,892
*	inTEST Corp.	14,055	181,731
*	Itron, Inc.	12,629	723,389
	Kulicke & Soffa Industries, Inc.	56,414	2,347,387
*	Kyndryl Holdings, Inc.	98,674	1,443,601
	Littelfuse, Inc.	12,357	2,677,391
*	MACOM Technology Solutions Holdings, Inc.	50,545	3,565,444
*	MaxLinear, Inc.	42,449	645,225
#*	MeridianLink, Inc.	16,878	277,137
#*	Mitek Systems, Inc.	25,634	273,771
*	N-able, Inc.	147,237	1,908,191
	Napco Security Technologies, Inc.	44,416	815,922
#*	nCino, Inc.	11,076	311,236
*	NCR Voyix Corp.	56,612	865,597
*	Novanta, Inc.	25,239	3,333,062
#	NVE Corp.	6,387	434,316
*	Onto Innovation, Inc.	7,520	845,022
*	OSI Systems, Inc.	17,857	1,861,949
#*	PAR Technology Corp.	3,847	112,294
*	PDF Solutions, Inc.	3,386	89,831
#*	Perficient, Inc.	37,887	2,204,644
*	Plexus Corp.	21,896	2,152,815
	Power Integrations, Inc.	2,126	147,396
#*	PowerSchool Holdings, Inc., Class A	22,989	457,941
	Progress Software Corp.	52,100	2,676,898
*	Q2 Holdings, Inc.	13,166	395,375
*	Qualys, Inc.	39,013	5,967,038
*	Rambus, Inc.	2,828	153,645
*	Rogers Corp.	1,347	165,533
	Sapiens International Corp. NV	58,168	1,483,284
*	Silicon Laboratories, Inc.	17,003	1,567,337
*	SiTime Corp.	3,837	382,933
#*	SMART Global Holdings, Inc.	45,468	622,912
#*	SoundThinking, Inc.	13,978	210,928
*	Super Micro Computer, Inc.	2,957	708,113
*	Synaptics, Inc.	32,735	2,738,610
*	Teradata Corp.	101,304	4,327,707
*	Unisys Corp.	65,134	181,072
*	Veeco Instruments, Inc.	8,648	207,033
#*	Vertex, Inc., Class A	1,772	42,900
#*	Viant Technology, Inc., Class A	1,078	5,810
*	Viavi Solutions, Inc.	158,483	1,232,998
	Vontier Corp.	95,491	2,822,714

TOTAL INFORMATION TECHNOLOGY			112,453,378

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (6.5%)
#*	ATI, Inc.	87,696	$3,312,278
*	Axalta Coating Systems Ltd.	150,580	3,949,713
	Balchem Corp.	20,519	2,385,129
#*	Bioceres Crop Solutions Corp.	1,438	15,875
	Cabot Corp.	63,305	4,208,516
	Carpenter Technology Corp.	6,588	413,199
	Chemours Co.	131,521	3,170,971
	Compass Minerals International, Inc.	5,009	123,422
	Eagle Materials, Inc.	33,514	5,158,140
	Graphic Packaging Holding Co.	274,265	5,899,440
	Hawkins, Inc.	27,037	1,552,735
	HB Fuller Co.	1,720	113,778
*	Ingevity Corp.	13,766	554,494
	Innospec, Inc.	21,559	2,112,782
	Louisiana-Pacific Corp.	95,154	4,879,497
	Materion Corp.	13,272	1,287,119
#*	MP Materials Corp.	23,192	380,349
	Myers Industries, Inc.	37,215	624,096
	NewMarket Corp.	6,116	2,948,829
	Olin Corp.	96,294	4,113,680
	Orion SA	61,086	1,240,046
	Quaker Chemical Corp.	1,658	238,288
	Royal Gold, Inc.	3,915	408,452
	Sealed Air Corp.	62,762	1,932,442
	Sensient Technologies Corp.	23,377	1,318,930
#	Silgan Holdings, Inc.	106,149	4,252,329
#*	Smith-Midland Corp.	112	2,261
	Sonoco Products Co.	48,902	2,533,613
#	Sylvamo Corp.	7,093	314,220
	U.S. Lime & Minerals, Inc.	1,683	333,217

TOTAL MATERIALS			59 ,777,840

REAL ESTATE — (0.3%)
#	DigitalBridge Group, Inc.	48,431	767,631
*	Maui Land & Pineapple Co., Inc.	1,545	22,619
	RMR Group, Inc., Class A	13,666	307,758
	St. Joe Co.	38,487	1,795,034

TOTAL REAL ESTATE			2,893,042

UTILITIES — (0.2%)
	New Jersey Resources Corp.	54,106	2,195,621

TOTAL COMMON STOCKS			842,011,270

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%		2,460	53,333

TOTAL INVESTMENT SECURITIES (Cost $653,015,599)			842,064,603

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.300%		1,410,401	1,410,401

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (8.4%)
@§ The DFA Short Term Investment Fund	6,648,154	$76,899,202

TOTAL INVESTMENTS — (100.0%) (Cost $731,327,372)		$920,374,206

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$21,789,971	—	—	$21,789,971
Consumer Discretionary	149,391,934	—	—	149,391,934
Consumer Staples	52,857,874	—	—	52,857,874
Energy	52,577,833	—	—	52,577,833
Financials	68,325,029	—	—	68,325,029
Health Care	84,436,860	—	—	84,436,860
Industrials	235,311,888	—	—	235,311,888
Information Technology	112,453,378	—	—	112,453,378
Materials	59,777,840	—	—	59,777,840
Real Estate	2,893,042	—	—	2,893,042
Utilities	2,195,621	—	—	2,195,621
Preferred Stocks
Communication Services	53,333	—	—	53,333
Temporary Cash Investments	1,410,401	—	—	1,410,401
Securities Lending Collateral	—	$76,899,202	—	76,899,202

TOTAL	$843,475,004	$76,899,202	—	$920,374,206

See accompanying Notes to Financial Statements.

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.4%)
	ALS Ltd.	36,559	$250,205
	Altium Ltd.	4,085	103,038
	Aristocrat Leisure Ltd.	40,882	1,004,883
	ASX Ltd.	4,973	177,673
#	BHP Group Ltd., Sponsored ADR	125,138	7,140,374
	BHP Group Ltd., Class DI	237,336	6,727,506
	Brambles Ltd.	239,636	1,999,942
	carsales.com Ltd.	35,677	628,888
	Cochlear Ltd.	2,785	426,868
	Coles Group Ltd.	190,780	1,851,650
	Computershare Ltd.	55,754	879,906
	CSL Ltd.	1,105	163,310
	Domino’s Pizza Enterprises Ltd.	3,562	115,441
	Endeavour Group Ltd.	101,746	319,629
	Fortescue Metals Group Ltd.	84,967	1,208,725
	IDP Education Ltd.	11,030	152,395
	IGO Ltd.	9,563	57,908
*	James Hardie Industries PLC, CDI	55,447	1,383,370
	JB Hi-Fi Ltd.	26,500	761,741
	Lottery Corp. Ltd.	404,399	1,167,325
*	Lynas Rare Earths Ltd.	24,644	110,858
	Medibank Pvt Ltd.	219,051	478,030
	Metcash Ltd.	12	28
	Mineral Resources Ltd.	25,770	949,811
	nib holdings Ltd.	1,307	6,023
#	Pilbara Minerals Ltd.	399,853	939,253
	Pro Medicus Ltd.	6,642	316,378
*	Qantas Airways Ltd.	112,615	352,812
	Ramsay Health Care Ltd.	23,298	721,401
	REA Group Ltd.	3,726	342,064
	Rio Tinto Ltd.	2,506	187,193
	Seven Group Holdings Ltd.	3,271	57,804
	Steadfast Group Ltd.	2,386	8,205
	Technology One Ltd.	36,189	335,609
	Telstra Group Ltd.	274,081	664,613
	Wesfarmers Ltd.	71,413	2,297,629
	WiseTech Global Ltd.	3,724	138,649
	Woodside Energy Group Ltd.	12,951	282,253
	Woolworths Group Ltd.	87,688	1,962,876
#*	Xero Ltd.	1,423	97,287

TOTAL AUSTRALIA			36,769,553

AUSTRIA — (0.2%)
	ANDRITZ AG	3,538	162,851
	OMV AG	14,084	617,699
	Verbund AG	1,742	151,357

TOTAL AUSTRIA			931,907

BELGIUM — (0.6%)
	Anheuser-Busch InBev SA	27,797	1,581,595
*	Argenx SE, ADR	724	339,969
	D’ieteren Group	2,547	378,333
	UCB SA	13,846	1,012,696
	Umicore SA	5,354	127,387

TOTAL BELGIUM			3,439,980

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value
CANADA — (10.6%)
	Alimentation Couche-Tard, Inc.	62,233	$3,387,755
	ARC Resources Ltd.	78,700	1,266,124
	BCE, Inc.	11,710	434,792
	BRP, Inc.	3,676	248,571
#	Canadian National Railway Co.	33,126	3,504,068
#	Canadian Natural Resources Ltd.	86,597	5,501,507
	Canadian Pacific Kansas City Ltd.	13,600	965,192
#	Canadian Tire Corp. Ltd., Class A	3,231	311,648
	CCL Industries, Inc., Class B	18,613	727,742
	Cenovus Energy, Inc.	77,415	1,477,078
*	CGI, Inc.	27,129	2,617,334
	Colliers International Group, Inc.	1,159	105,156
	Constellation Software, Inc.	2,145	4,300,070
*	Descartes Systems Group, Inc.	2,513	181,464
	Dollarama, Inc.	35,758	2,441,884
	Element Fleet Management Corp.	43,368	586,684
	Empire Co. Ltd., Class A	31,487	862,813
	Endeavour Mining PLC	2,700	55,236
	Finning International, Inc.	900	24,117
	FirstService Corp.	4,414	624,596
#	Franco-Nevada Corp.	3,966	482,121
	George Weston Ltd.	11,782	1,277,987
	GFL Environmental, Inc.	6,957	200,501
	Gildan Activewear, Inc.	24,812	704,909
	Imperial Oil Ltd.	16,000	911,840
	Intact Financial Corp.	16,702	2,346,651
#	Keyera Corp.	21,433	498,442
	Loblaw Cos. Ltd.	23,431	1,916,383
	Metro, Inc.	23,040	1,170,310
	National Bank of Canada	16,400	1,019,656
	Northland Power, Inc.	10,155	142,723
#	Open Text Corp.	35,372	1,181,402
	Parkland Corp.	3,085	93,368
	Pembina Pipeline Corp.	34,957	1,075,976
	Quebecor, Inc., Class B	26,710	551,053
	RB Global, Inc.	6,310	412,931
#	Restaurant Brands International, Inc.	28,926	1,943,574
	Rogers Communications, Inc., Class B	60,878	2,255,762
	Royal Bank of Canada	47,028	3,756,325
	Saputo, Inc.	13,700	276,618
	Stantec, Inc.	9,227	564,565
	Sun Life Financial, Inc.	16,307	744,817
	TC Energy Corp.	45,390	1,563,613
	TFI International, Inc.	9,881	1,093,077
#	Thomson Reuters Corp.	10,296	1,234,284
	Toromont Industries Ltd.	11,004	828,424
	Tourmaline Oil Corp.	5,400	285,547
	Waste Connections, Inc.	8,063	1,044,198
	WSP Global, Inc.	13,738	1,797,952

TOTAL CANADA			60,998,840

DENMARK — (4.2%)
	Coloplast AS, Class B	1,183	123,368
	Novo Nordisk AS, Class B	250,706	24,187,164

TOTAL DENMARK			24,310,532

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value
FINLAND — (0.9%)
	Elisa OYJ	19,772	$838,834
	Kesko OYJ, Class A	18,062	311,353
	Kesko OYJ, Class B	35,051	592,765
	Kone OYJ, Class B	36,858	1,596,075
*	Mandatum OYJ	10,298	39,793
	Metso OYJ	20,895	184,094
	Neste OYJ	24,175	812,472
	Orion OYJ, Class B	12,686	504,719
	Sampo OYJ, Class A	10,298	405,008

TOTAL FINLAND			5,285,113

FRANCE — (10.3%)
	Air Liquide SA	12,611	2,160,922
	Airbus SE	61,794	8,285,101
	BioMerieux	925	88,812
	Bureau Veritas SA	73,290	1,669,383
	Capgemini SE	14,154	2,501,420
	Eurofins Scientific SE	15,267	774,583
	Getlink SE	6,518	105,257
	Hermes International SCA	2,735	5,103,031
	Ipsen SA	7,521	888,925
	Kering SA	8,939	3,635,505
Ω	La Francaise des Jeux SAEM	12,981	418,727
	Legrand SA	12,284	1,062,644
	L’Oreal SA	9,004	3,784,655
	LVMH Moet Hennessy Louis Vuitton SE	25,618	18,340,703
	Remy Cointreau SA	362	41,131
	Safran SA	17,700	2,765,085
	Sartorius Stedim Biotech	2,840	531,713
	Sodexo SA	15,605	1,651,455
	STMicroelectronics NV	65,906	2,512,343
	STMicroelectronics NV	4,346	165,061
	Teleperformance SE	4,623	531,838
	Thales SA	16,895	2,493,323

TOTAL FRANCE			59,511,617

GERMANY — (6.1%)
	adidas AG	13,213	2,349,374
	Beiersdorf AG	3,414	449,009
	Brenntag SE	30,861	2,294,873
	Carl Zeiss Meditec AG	2,575	223,594
	CTS Eventim AG & Co. KGaA	4,863	294,436
	Deutsche Boerse AG	14,184	2,334,637
	Deutsche Post AG	103,523	4,041,899
	Deutsche Telekom AG	148,448	3,221,866
	GEA Group AG	16,609	568,035
	Hannover Rueck SE	6,092	1,345,195
	Hella GmbH & Co. KGaA	2,617	199,297
	HOCHTIEF AG	202	20,926
	Infineon Technologies AG	102,695	2,999,742
	Knorr-Bremse AG	8,974	501,238
	Merck KGaA	5,756	869,377
	MTU Aero Engines AG	4,168	783,403
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	586	235,167
	Nemetschek SE	8,353	624,164
	Puma SE	17,865	1,012,376
*	QIAGEN NV	18,019	674,112
	Rational AG	599	341,597
	Rheinmetall AG	6,857	1,968,599

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value
GERMANY — (Continued)
	SAP SE	4,157	$557,588
	Siemens AG	44,476	5,901,914
Ω	Siemens Healthineers AG	9,826	483,407
	Symrise AG	8,880	907,441

TOTAL GERMANY			35,203,266

HONG KONG — (1.8%)
	AIA Group Ltd.	341,800	2,968,124
Ω	Budweiser Brewing Co. APAC Ltd.	43,200	82,095
	Chow Tai Fook Jewellery Group Ltd.	314,600	444,254
	HKT Trust & HKT Ltd.	103,000	106,686
	Hong Kong Exchanges & Clearing Ltd.	89,890	3,144,590
	L’Occitane International SA	20,750	53,332
	Man Wah Holdings Ltd.	16,400	10,186
	PCCW Ltd.	175,000	85,651
	PRADA SpA	79,600	479,515
*Ω	Samsonite International SA	168,900	523,103
	SITC International Holdings Co. Ltd.	51,000	78,561
	Techtronic Industries Co. Ltd.	256,500	2,341,723

TOTAL HONG KONG			10,317,820

IRELAND — (0.4%)
*	Flutter Entertainment PLC	4,992	784,030
	Kerry Group PLC, Class A	6,690	516,761
	Kingspan Group PLC	12,244	824,007
	Smurfit Kappa Group PLC	4,962	161,741

TOTAL IRELAND			2,286,539

ISRAEL — (0.4%)
	Ashtrom Group Ltd.	1,518	16,355
	Bezeq The Israeli Telecommunication Corp. Ltd.	201,876	248,408
*	Camtek Ltd.	1,527	79,566
	Elbit Systems Ltd.	1,614	301,043
	Electra Ltd.	269	85,218
*	Fattal Holdings 1998 Ltd.	912	75,448
	First International Bank Of Israel Ltd.	6,498	221,191
	Fox Wizel Ltd.	397	22,541
	ICL Group Ltd.	40,565	197,303
	Matrix IT Ltd.	3,530	59,653
	Mizrahi Tefahot Bank Ltd.	9,823	304,038
#*	Nice Ltd., Sponsored ADR	1,353	208,836
*	Nova Ltd.	1,973	188,928
*	Perion Network Ltd.	3,566	91,832
	Shapir Engineering & Industry Ltd.	7,850	42,071
*	Shufersal Ltd.	6,852	28,926
*	Strauss Group Ltd.	4,186	77,558
*	Tower Semiconductor Ltd.	14,320	331,585

TOTAL ISRAEL			2,580,500

ITALY — (2.1%)
	Amplifon SpA	17,795	502,948
	DiaSorin SpA	1,163	104,231
	Enel SpA	608,825	3,864,566
	Eni SpA	63,171	1,032,698
	Ferrari NV	11,584	3,500,415
	FinecoBank Banca Fineco SpA	44,026	519,359
	Moncler SpA	22,600	1,173,780

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value
ITALY — (Continued)
	Prysmian SpA	6,735	$252,205
	Recordati Industria Chimica e Farmaceutica SpA	11,335	524,293
	Snam SpA	153,273	702,840

TOTAL ITALY			12,177,335

JAPAN — (20.2%)
	Advantest Corp.	85,200	2,194,634
	Aeon Co. Ltd.	55,400	1,165,595
	Ajinomoto Co., Inc.	34,300	1,252,727
	Asahi Intecc Co. Ltd.	16,400	275,563
	Asics Corp.	21,900	693,726
	Azbil Corp.	6,700	197,976
	Bandai Namco Holdings, Inc.	42,200	874,321
	BayCurrent Consulting, Inc.	22,000	552,348
	BIPROGY, Inc.	16,800	419,030
	Calbee, Inc.	6,200	119,105
	Capcom Co. Ltd.	32,400	1,042,934
	Chugai Pharmaceutical Co. Ltd.	55,200	1,637,042
#	Cosmos Pharmaceutical Corp.	2,900	301,796
	CyberAgent, Inc.	49,900	261,947
	Daifuku Co. Ltd.	20,553	339,595
	Daikin Industries Ltd.	10,600	1,528,296
	Daito Trust Construction Co. Ltd.	16,400	1,759,168
	Dentsu Group, Inc.	3,600	104,566
	Disco Corp.	9,900	1,748,330
	DMG Mori Co. Ltd.	5,800	95,932
	Ebara Corp.	15,100	668,682
	Fast Retailing Co. Ltd.	15,000	3,320,946
	Food & Life Cos. Ltd.	18,400	310,128
	Fuji Electric Co. Ltd.	19,400	738,647
	Fuji Kyuko Co. Ltd.	1,799	50,779
	Fujitsu Ltd.	17,600	2,280,035
	GMO internet group, Inc.	4,800	69,911
	GMO Payment Gateway, Inc.	4,898	195,622
	Goldwin, Inc.	3,500	221,049
#	Hakuhodo DY Holdings, Inc.	20,900	169,608
	Hamamatsu Photonics KK	8,300	308,287
	Hikari Tsushin, Inc.	1,200	173,127
	Hirose Electric Co. Ltd.	1,200	135,959
	Hitachi Ltd.	61,300	3,885,597
	Hoya Corp.	29,300	2,820,670
	Ibiden Co. Ltd.	26,700	1,138,393
	Information Services International-Dentsu Ltd.	2,700	91,636
	Internet Initiative Japan, Inc.	17,800	287,623
#	Ito En Ltd.	6,400	207,971
#	ITOCHU Corp.	19,100	688,002
	Japan Exchange Group, Inc.	56,900	1,125,186
	Japan Tobacco, Inc.	73,600	1,713,324
	JCR Pharmaceuticals Co. Ltd.	300	2,296
	Kakaku.com, Inc.	1,600	15,431
	Kao Corp.	18,200	664,007
	KDDI Corp.	199,200	5,959,013
	Keyence Corp.	5,000	1,935,592
	Kikkoman Corp.	3,700	210,511
#	Kobe Bussan Co. Ltd.	26,700	660,773
	Konami Group Corp.	9,500	492,120
	Kotobuki Spirits Co. Ltd.	16,500	219,103
	Kurita Water Industries Ltd.	8,700	264,336
	Lasertec Corp.	12,400	2,048,234

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value
JAPAN — (Continued)
	Lawson, Inc.	11,100	$536,423
	M3, Inc.	37,700	580,625
	Macnica Holdings, Inc.	10,800	438,798
	Marui Group Co. Ltd.	800	12,650
	McDonald’s Holdings Co. Japan Ltd.	6,300	245,119
	MEIJI Holdings Co. Ltd.	4,900	120,609
*	Mercari, Inc.	11,500	230,799
	Minebea Mitsumi, Inc.	55,300	867,065
	MISUMI Group, Inc.	26,800	405,716
	Mitsui High-Tec, Inc.	300	12,667
	MonotaRO Co. Ltd.	46,200	369,230
	Murata Manufacturing Co. Ltd.	120,900	2,070,942
	Nakanishi, Inc.	500	10,982
	NET One Systems Co. Ltd.	9,600	146,524
	Nichirei Corp.	12,900	279,208
	NIDEC Corp.	4,300	157,728
	Nifco, Inc.	8,100	189,963
	Nihon Kohden Corp.	2,400	56,685
	Nihon M&A Center Holdings, Inc.	17,200	78,558
	Nintendo Co. Ltd.	41,000	1,693,891
	Nippon Sanso Holdings Corp.	32,400	817,079
	Nissan Chemical Corp.	19,600	799,389
	Nissin Foods Holdings Co. Ltd.	1,600	139,214
	Nitori Holdings Co. Ltd.	7,300	790,552
	Nitto Denko Corp.	12,300	795,881
	NOF Corp.	2,900	114,408
	Nomura Research Institute Ltd.	32,930	864,410
	NS Solutions Corp.	1,700	49,367
	NTT Data Group Corp.	57,100	704,038
	Obic Co. Ltd.	1,300	192,161
	Olympus Corp.	104,900	1,400,976
	Ono Pharmaceutical Co. Ltd.	30,964	534,732
	Open House Group Co. Ltd.	15,400	507,589
	Oracle Corp.	5,800	411,450
	Oriental Land Co. Ltd.	19,100	617,796
	Otsuka Corp.	10,800	433,022
	Pan Pacific International Holdings Corp.	59,200	1,146,458
*	Park24 Co. Ltd.	10,600	119,418
	Persol Holdings Co. Ltd.	415,000	622,257
#	Rakus Co. Ltd.	7,900	98,360
	Recruit Holdings Co. Ltd.	115,900	3,323,166
	Relo Group, Inc.	4,200	41,639
*	Renesas Electronics Corp.	126,800	1,665,596
	Rohto Pharmaceutical Co. Ltd.	15,000	349,970
	Ryohin Keikaku Co. Ltd.	18,700	263,656
	Sanken Electric Co. Ltd.	500	24,868
	Sanrio Co. Ltd.	9,500	404,543
	Sanwa Holdings Corp.	34,500	465,483
	SCREEN Holdings Co. Ltd.	13,200	613,696
	SCSK Corp.	27,000	460,897
	Sega Sammy Holdings, Inc.	24,900	389,425
	Seven & i Holdings Co. Ltd.	50,400	1,846,590
	SG Holdings Co. Ltd.	65,700	931,272
*	Sharp Corp.	33,200	207,573
*	SHIFT, Inc.	1,700	308,447
	Shimadzu Corp.	16,900	399,622
	Shimano, Inc.	6,900	992,952
	Shin-Etsu Chemical Co. Ltd.	139,200	4,162,549
	Shinko Electric Industries Co. Ltd.	11,600	372,463

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value
JAPAN — (Continued)
	Shionogi & Co. Ltd.	7,100	$330,609
	Ship Healthcare Holdings, Inc.	3,400	52,493
	Shiseido Co. Ltd.	7,800	247,381
*	Skylark Holdings Co. Ltd.	52,300	771,623
	SMS Co. Ltd.	300	4,760
	SoftBank Corp.	223,400	2,525,952
	Sony Group Corp.	128,100	10,650,086
	Sugi Holdings Co. Ltd.	3,600	145,722
	Sundrug Co. Ltd.	9,500	258,324
	Suntory Beverage & Food Ltd.	7,200	216,670
	Sysmex Corp.	13,000	622,736
	Taiyo Yuden Co. Ltd.	29,300	656,860
	TechnoPro Holdings, Inc.	20,100	398,198
	Terumo Corp.	300	8,207
	TIS, Inc.	27,800	595,332
#	Toei Animation Co. Ltd.	600	54,028
	Tokio Marine Holdings, Inc.	50,500	1,129,797
	Tokyo Electron Ltd.	41,100	5,430,858
	Tokyo Ohka Kogyo Co. Ltd.	2,700	156,008
	Tokyo Seimitsu Co. Ltd.	5,100	238,402
	Toridoll Holdings Corp.	6,600	159,714
	Trend Micro, Inc.	22,200	836,598
	Tsuruha Holdings, Inc.	2,500	183,642
	Unicharm Corp.	19,700	669,384
	USS Co. Ltd.	29,300	512,132
*	Visional, Inc.	800	39,212
	Welcia Holdings Co. Ltd.	22,500	372,956
#	Workman Co. Ltd.	2,000	51,527
	Yamato Holdings Co. Ltd.	4,500	74,952
	Yaoko Co. Ltd.	3,100	159,595
	Yaskawa Electric Corp.	22,400	733,222
	Zenkoku Hosho Co. Ltd.	7,900	252,628
	Zensho Holdings Co. Ltd.	17,500	919,832
	ZOZO, Inc.	24,900	473,467

TOTAL JAPAN			116,457,282

NETHERLANDS — (3.3%)
	ASML Holding NV	3,091	1,858,063
	ASML Holding NV	26,912	16,115,175
	Universal Music Group NV	33,574	822,188
	Wolters Kluwer NV	3,406	437,010

TOTAL NETHERLANDS			19,232,436

NEW ZEALAND — (0.3%)
	Chorus Ltd.	94,519	395,353
	EBOS Group Ltd.	872	17,801
	Fisher & Paykel Healthcare Corp. Ltd.	18,208	220,856
	Mainfreight Ltd.	7,025	234,482
	Spark New Zealand Ltd.	250,840	728,218

TOTAL NEW ZEALAND			1,596,710

NORWAY — (0.8%)
	Aker Solutions ASA	12,582	50,243
*	Atea ASA	7,302	75,978
	Borregaard ASA	4,378	59,416
#	Equinor ASA	85,376	2,862,076
	Gjensidige Forsikring ASA	5,508	82,602
	Kongsberg Gruppen ASA	2,853	116,544

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value
NORWAY — (Continued)
	Mowi ASA	22,569	$366,739
*	Nordic Semiconductor ASA	8,911	72,404
	Norsk Hydro ASA	5,173	29,500
	Salmar ASA	588	27,880
	Telenor ASA	40,862	417,707
	TOMRA Systems ASA	16,984	134,621
#	Var Energi ASA	16,785	56,707

TOTAL NORWAY			4,352,417

PORTUGAL — (0.1%)
	EDP Renovaveis SA	5,223	84,022
	Galp Energia SGPS SA	12,052	181,440
	Jeronimo Martins SGPS SA	14,536	335,126

TOTAL PORTUGAL.			600,588

SINGAPORE — (1.1%)
	DBS Group Holdings Ltd.	121,512	2,919,121
	DFI Retail Group Holdings Ltd.	8,000	17,064
	Jardine Cycle & Carriage Ltd.	12,900	265,737
	Sembcorp Industries Ltd.	184,300	618,309
	Singapore Airlines Ltd.	10,300	45,992
	Singapore Exchange Ltd.	144,600	1,001,161
	Singapore Technologies Engineering Ltd.	233,700	641,566
	Singapore Telecommunications Ltd.	21,100	36,665
	United Overseas Bank Ltd.	4,700	92,706
	Venture Corp. Ltd.	22,600	192,966
	Yangzijiang Shipbuilding Holdings Ltd.	383,100	406,080

TOTAL SINGAPORE			6,237,367

SPAIN — (2.4%)
	Acciona SA	3,142	396,123
	ACS Actividades de Construccion y Servicios SA	35,644	1,289,029
Ω	Aena SME SA	6,630	962,017
	Amadeus IT Group SA	30,517	1,741,691
	Endesa SA	49,310	927,752
	Ferrovial SE	35,006	1,053,542
	Iberdrola SA	210,493	2,341,107
	Industria de Diseno Textil SA	61,458	2,121,405
	Naturgy Energy Group SA	8,682	245,654
	Telefonica SA	671,860	2,595,151

TOTAL SPAIN			13,673,471

SWEDEN — (2.4%)
	AddTech AB, Class B	33,781	496,592
	Alfa Laval AB	4,541	147,159
	Atlas Copco AB, Class A	253,368	3,280,867
	Atlas Copco AB, Class B	142,793	1,604,029
#	Avanza Bank Holding AB	20,766	351,047
	Axfood AB	18,741	414,373
	Beijer Ref AB	1,798	17,092
Ω	Bravida Holding AB	3,214	20,110
	Elekta AB, Class B	11,955	81,435
	Epiroc AB, Class A	42,925	707,177
	Epiroc AB, Class B	24,352	338,135
	Essity AB, Class B	1,192	27,180
Ω	Evolution AB	6,729	599,590
	Fortnox AB	6,509	25,801

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value
SWEDEN — (Continued)
#	H & M Hennes & Mauritz AB, Class B	72,709	$976,821
	Hexpol AB	968	8,591
	HMS Networks AB	465	15,424
	Indutrade AB	34,001	602,612
	Kindred Group PLC, SDR	25,886	211,924
	Lagercrantz Group AB, Class B	28,497	260,132
	Lifco AB, Class B	18,429	337,213
	Nibe Industrier AB, Class B	6,416	36,952
	Nordnet AB publ	14,607	206,815
	Sandvik AB	43,139	734,787
	Sectra AB, Class B	22,615	244,594
	Sweco AB, Class B	19,191	176,943
Ω	Thule Group AB	6,614	150,545
	Volvo AB, Class A	9,066	181,767
	Volvo AB, Class B	78,971	1,564,825

TOTAL SWEDEN			13,820,532

SWITZERLAND — (7.6%)
	EMS-Chemie Holding AG	151	103,293
	Geberit AG	4,809	2,239,136
	Givaudan SA	36	119,827
	Kuehne & Nagel International AG	13,818	3,726,212
	Nestle SA	125,894	13,576,249
	Partners Group Holding AG	2,457	2,601,628
	Roche Holding AG	2,525	688,090
	Roche Holding AG	59,588	15,356,397
	SGS SA	35,775	2,921,766
	Sika AG	443	106,014
	Sonova Holding AG	2,651	628,322
	Straumann Holding AG	6,158	727,777
Ω	VAT Group AG	2,521	893,996

TOTAL SWITZERLAND			43,688,707

UNITED KINGDOM — (13.0%)
	Admiral Group PLC	34,875	1,036,231
	Antofagasta PLC	505	8,258
	Ashtead Group PLC	95,067	5,452,324
	AstraZeneca PLC, Sponsored ADR	85,917	5,432,532
Ω	Auto Trader Group PLC	143,477	1,085,296
	B&M European Value Retail SA	182,016	1,171,772
	BAE Systems PLC	68,531	921,493
	Bunzl PLC	34,678	1,237,178
	Burberry Group PLC	72,665	1,497,629
	Centrica PLC	1,176,753	2,252,654
	Coca-Cola HBC AG	13,586	352,715
	Compass Group PLC	70,734	1,783,292
	Computacenter PLC	6,696	209,435
	Croda International PLC	3,659	195,024
#	Diageo PLC, Sponsored ADR	23,354	3,584,839
	Diageo PLC	40,459	1,529,996
	Diploma PLC	2,955	102,452
	Entain PLC	14,424	163,745
*††	Evraz PLC	83,618	0
	Experian PLC	129,136	3,917,830
*	Frasers Group PLC	11,088	108,363
	GSK PLC	106,170	1,892,667
	GSK PLC, Sponsored ADR	131,363	4,689,638
	Halma PLC	3,365	75,673

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value
	UNITED KINGDOM — (Continued)
	Harbour Energy PLC	8,985	$27,771
	Hargreaves Lansdown PLC	1,619	13,944
	Hikma Pharmaceuticals PLC	10,748	249,026
	Howden Joinery Group PLC	93,938	729,532
	IMI PLC	31,615	564,614
	Imperial Brands PLC	193,375	4,119,692
	Inchcape PLC	22,829	185,085
#	InterContinental Hotels Group PLC, ADR	6,985	503,853
	Intertek Group PLC	27,700	1,290,089
	JD Sports Fashion PLC	419,701	652,566
	Legal & General Group PLC	290,800	749,247
	Man Group PLC	41,282	110,373
	Next PLC	24,843	2,082,897
	Reckitt Benckiser Group PLC	27,822	1,861,484
	RELX PLC, Sponsored ADR	13,140	457,929
	RELX PLC	129,373	4,516,010
	Rentokil Initial PLC	145,320	740,040
	Rightmove PLC	159,472	919,615
	Rio Tinto PLC	60,650	3,869,498
	Rio Tinto PLC, Sponsored ADR	43,071	2,771,188
	Sage Group PLC	82,249	971,674
	Softcat PLC	4,106	63,253
	Spirax-Sarco Engineering PLC	4,857	484,794
#	Unilever PLC, Sponsored ADR	161,292	7,637,176
	Unilever PLC	712	33,721
	Weir Group PLC	2,836	58,905
#	WPP PLC, Sponsored ADR	8,636	371,607

TOTAL UNITED KINGDOM			74,736,619

	UNITED STATES — (0.1%)
	Ferguson PLC	3,165	475,482

TOTAL COMMON STOCKS			548,684,613

	PREFERRED STOCKS — (0.3%)
	GERMANY — (0.3%)
Ω	Dr Ing hc F Porsche AG, 1.220%	7,996	700,810
	Sartorius AG, 0.610%	3,953	990,779

TOTAL GERMANY			1,691,589

	RIGHTS/WARRANTS — (0.0%)
	CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	2,145	0

	TOTAL INVESTMENT SECURITIES (Cost $452,572,035)		550,376,202

	SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	2,168,210	25,079,680

	TOTAL INVESTMENTS — (100.0%) (Cost $477,652,035)		$575,455,882

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of October 31, 2023, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	7	12/15/23	$1,472,412	$1,474,287	$1,875

Total Futures Contracts			$1,472,412	$1,474,287	$1,875

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,140,374	$29,629,179	—	$36,769,553
Austria	—	931,907	—	931,907
Belgium	339,969	3,100,011	—	3,439,980
Canada	60,998,840	—	—	60,998,840
Denmark	—	24,310,532	—	24,310,532
Finland	39,793	5,245,320	—	5,285,113
France	165,061	59,346,556	—	59,511,617
Germany	596,035	34,607,231	—	35,203,266
Hong Kong	—	10,317,820	—	10,317,820
Ireland	—	2,286,539	—	2,286,539
Israel	621,020	1,959,480	—	2,580,500
Italy	1,748,607	10,428,728	—	12,177,335
Japan	—	116,457,282	—	116,457,282
Netherlands	16,115,175	3,117,261	—	19,232,436
New Zealand	—	1,596,710	—	1,596,710
Norway	—	4,352,417	—	4,352,417
Portugal	—	600,588	—	600,588
Singapore	—	6,237,367	—	6,237,367
Spain	—	13,673,471	—	13,673,471
Sweden	—	13,820,532	—	13,820,532
Switzerland	—	43,688,707	—	43,688,707
United Kingdom	25,448,762	49,287,857	—	74,736,619
United States	—	475,482	—	475,482
Preferred Stocks
Germany	—	1,691,589	—	1,691,589
Securities Lending Collateral	—	25,079,680	—	25,079,680
Futures Contracts**	1,875	—	—	1,875

TOTAL	$113,215,511	$462,242,246	—	$575,457,757

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (96.8%)
AUSTRALIA — (7.5%)
	Accent Group Ltd.	89,904	$107,381
#	Acrow Formwork & Construction Services Ltd.	56,403	31,284
	Altium Ltd.	18,141	457,580
#	ARB Corp. Ltd.	22,892	427,174
#*	Argosy Minerals Ltd.	360,077	36,765
#*	Aroa Biosurgery Ltd.	47,699	23,455
	AUB Group Ltd.	27,459	471,567
*	Audinate Group Ltd.	14,527	115,883
*	Aussie Broadband Ltd.	29,213	72,778
#	Australian Clinical Labs Ltd.	36,962	63,222
	Australian Ethical Investment Ltd.	25,309	62,638
#	Australian Finance Group Ltd.	76,680	62,817
#*††	AVZ Minerals Ltd.	336,495	35,281
	Bapcor Ltd.	18,874	64,244
#	Beacon Lighting Group Ltd.	27,397	32,048
#*	Bellevue Gold Ltd.	258,291	234,897
*	Boral Ltd.	45,400	130,152
*	Boss Energy Ltd.	84,717	233,460
	Breville Group Ltd.	30,432	412,442
*	Capricorn Metals Ltd.	99,026	294,640
	Champion Iron Ltd.	63,234	287,620
#	Clinuvel Pharmaceuticals Ltd.	11,891	111,269
#	Clover Corp. Ltd.	46,760	26,477
	Codan Ltd.	29,274	145,197
#*	Cogstate Ltd.	6,282	5,864
	Collins Foods Ltd.	32,959	191,125
*	Core Lithium Ltd.	66,707	15,339
	Corporate Travel Management Ltd.	34,095	360,780
	CSR Ltd.	102,396	365,880
	Data#3 Ltd.	47,477	204,661
*	De Grey Mining Ltd.	282,262	212,149
	Deterra Royalties Ltd.	55,996	167,316
#	Dicker Data Ltd.	19,198	128,839
	Domain Holdings Australia Ltd.	65,725	142,468
#	Domino’s Pizza Enterprises Ltd.	11,359	368,134
#	Eagers Automotive Ltd.	48,891	402,109
*	Emerald Resources NL	109,051	178,616
*	Energy Resources of Australia Ltd.	44,404	929
	EVT Ltd.	20,183	133,827
#	Flight Centre Travel Group Ltd.	40,832	485,384
	Gold Road Resources Ltd.	239,020	284,121
	GR Engineering Services Ltd.	17,215	23,043
	Hansen Technologies Ltd.	49,856	164,635
	HUB24 Ltd.	21,929	423,395
	Iluka Resources Ltd.	70,874	327,279
	Infomedia Ltd.	146,416	133,212
	Inghams Group Ltd.	134,414	314,816
	InvoCare Ltd.	33,241	267,517
	IPH Ltd.	65,238	283,505
	JB Hi-Fi Ltd.	10,872	312,515
	Johns Lyng Group Ltd.	54,749	213,139
	Jumbo Interactive Ltd.	10,368	91,441
*	Karoon Energy Ltd.	144,509	232,704
	Kelsian Group Ltd.	25,129	96,641
	Lifestyle Communities Ltd.	27,394	272,522
#	Lindsay Australia Ltd.	22,653	13,908
	Link Administration Holdings Ltd.	151,262	114,822

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Lovisa Holdings Ltd.	17,049	$188,669
	MA Financial Group Ltd.	8,162	22,273
#*	Mach7 Technologies Ltd.	30,726	13,563
*	Macquarie Technology Group Ltd.	2,713	107,529
#	Mader Group Ltd.	5,695	22,831
	McMillan Shakespeare Ltd.	18,902	201,443
#*	Megaport Ltd.	23,451	143,422
	Metcash Ltd.	221,733	519,262
	Monadelphous Group Ltd.	26,446	236,918
*	Nanosonics Ltd.	86,878	207,341
	Netwealth Group Ltd.	36,287	294,837
	Newcrest Mining Ltd.	3,372	50,510
	nib holdings Ltd.	132,496	610,623
	Nick Scali Ltd.	25,865	177,412
	Objective Corp. Ltd.	6,021	40,601
*	OFX Group Ltd.	73,729	72,213
	Orora Ltd.	387,969	607,997
*	Paladin Energy Ltd.	665,628	401,111
#	Pinnacle Investment Management Group Ltd.	20,422	101,214
*	PPK Mining Equipment Group Pty. Ltd.	7,132	0
#*	Praemium Ltd.	142,921	50,571
	Premier Investments Ltd.	8,762	127,052
	PSC Insurance Group Ltd.	56,090	158,545
	PWR Holdings Ltd.	21,649	134,903
	Ramelius Resources Ltd.	25,770	26,765
*	ReadyTech Holdings Ltd.	18,559	42,401
*	Red 5 Ltd.	203,440	41,008
#	Regis Healthcare Ltd.	33,045	52,418
	Ridley Corp. Ltd.	52,011	73,081
*	RPMGlobal Holdings Ltd.	60,700	55,446
	SmartGroup Corp. Ltd.	47,938	262,088
	Super Retail Group Ltd.	18,200	153,140
	Technology One Ltd.	71,224	660,516
#*	Temple & Webster Group Ltd.	28,945	103,366
#*	Tyro Payments Ltd.	100,883	55,510
	Ventia Services Group Pty. Ltd.	93,658	163,693
Ω	Viva Energy Group Ltd.	187,515	337,662
*	Webjet Ltd.	88,931	345,584

TOTAL AUSTRALIA			17,736,424

AUSTRIA — (1.1%)
	ANDRITZ AG	23,921	1,101,062
	AT&S Austria Technologie & Systemtechnik AG	4,990	125,279
Ω	BAWAG Group AG	1,042	46,411
	DO & Co. AG	1,715	200,384
*	Eurotelesites AG	8,017	26,975
	Oesterreichische Post AG	8,207	261,623
	Palfinger AG	619	14,936
	Schoeller-Bleckmann Oilfield Equipment AG	610	30,825
	Telekom Austria AG	32,069	223,932
	Wienerberger AG	27,896	675,835

TOTAL AUSTRIA			2,707,262

BELGIUM — (1.6%)
	Colruyt Group NV	15,531	642,758
	Deme Group NV	1,407	130,183
*	Euronav NV	27,031	482,329
	Fagron	20,034	352,079

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Kinepolis Group NV	2,726	$134,463
	Lotus Bakeries NV	126	933,452
	Melexis NV	5,881	432,933
	Umicore SA	26,748	636,411
	Van de Velde NV	1,744	58,975

TOTAL BELGIUM			3,803,583

CANADA — (11.3%)
	Ag Growth International, Inc.	5,814	204,051
	Alamos Gold, Inc., Class A	35,246	436,345
	Altius Minerals Corp.	10,100	147,922
	Altus Group Ltd.	12,467	423,433
	Andlauer Healthcare Group, Inc.	5,198	145,585
#*	Aritzia, Inc.	29,722	462,306
*	ATS Corp.	25,328	852,942
#	Aura Minerals, Inc.	4,900	32,932
	Badger Infrastructure Solution	11,038	292,357
	Bird Construction, Inc.	10,965	84,288
	Boralex, Inc., Class A	28,251	525,804
	Boyd Group Services, Inc.	5,138	875,989
	Calian Group Ltd.	3,606	129,158
#*	Canada Goose Holdings, Inc.	10,750	119,255
*	Capstone Copper Corp.	85,032	289,418
*	Celestica, Inc.	21,257	496,351
	CI Financial Corp.	43,785	396,883
#	Colliers International Group, Inc.	6,652	603,416
	Computer Modelling Group Ltd.	30,056	198,531
	Corby Spirit & Wine Ltd.	3,500	33,265
#	Definity Financial Corp.	5,379	148,715
	Dye & Durham Ltd.	8,476	49,447
	ECN Capital Corp.	25,846	35,785
*	Endeavour Silver Corp.	10,243	21,920
	Enerplus Corp.	73,802	1,247,992
	Enghouse Systems Ltd.	14,096	330,965
#*	ERO Copper Corp.	17,559	238,298
	Evertz Technologies Ltd.	8,600	77,829
	Exchange Income Corp.	6,505	200,064
	Extendicare, Inc.	29,768	125,791
	Fiera Capital Corp.	22,781	76,553
	Finning International, Inc.	49,721	1,332,347
	First National Financial Corp.	5,637	140,646
*	Foraco International SA	22,957	30,129
#	Freehold Royalties Ltd.	35,868	369,349
*	GDI Integrated Facility Services, Inc.	3,715	100,165
#	Gibson Energy, Inc.	49,372	750,148
	goeasy Ltd.	1,707	135,403
*	H2O Innovation, Inc.	10,600	32,257
	Hammond Power Solutions, Inc.	1,500	76,701
	Headwater Exploration, Inc.	63,496	341,576
	Information Services Corp.	4,303	63,455
	Innergex Renewable Energy, Inc.	42,540	261,973
Ω	Jamieson Wellness, Inc.	12,790	210,008
*	K92 Mining, Inc.	61,362	221,244
*	Karora Resources, Inc.	24,244	72,203
	K-Bro Linen, Inc.	3,004	68,496
*	Kinaxis, Inc.	4,350	424,790
	Labrador Iron Ore Royalty Corp.	18,300	402,488
	Lundin Gold, Inc.	23,006	277,383
*	Major Drilling Group International, Inc.	20,687	109,495

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Maple Leaf Foods, Inc.	12,100	$240,909
#	MTY Food Group, Inc.	5,633	211,956
	North American Construction Group Ltd.	7,405	152,617
	North West Co., Inc.	15,170	386,812
*	Orla Mining Ltd.	53,157	163,493
	Osisko Gold Royalties Ltd.	25,638	313,296
	Parkland Corp.	50,753	1,536,040
	Pason Systems, Inc.	25,831	247,553
	PHX Energy Services Corp.	11,900	63,158
	Pine Cliff Energy Ltd.	49,359	54,814
	Pollard Banknote Ltd.	4,800	96,052
	PrairieSky Royalty Ltd.	60,896	1,069,275
	Premium Brands Holdings Corp.	12,536	807,077
	Primo Water Corp.	46,417	606,206
	Pulse Seismic, Inc.	14,400	19,003
	Richelieu Hardware Ltd.	16,472	492,705
	Rogers Sugar, Inc.	21,462	79,704
#	Savaria Corp.	14,977	133,921
	Secure Energy Services, Inc.	76,841	426,664
*	Shawcor Ltd.	12,216	127,908
#	Sienna Senior Living, Inc.	22,092	159,786
*	SilverCrest Metals, Inc.	12,006	59,670
Ω	Sleep Country Canada Holdings, Inc.	10,749	169,519
	SNC-Lavalin Group, Inc.	5,900	163,885
	Softchoice Corp.	5,368	64,219
Ω	Spin Master Corp.	9,240	220,880
#	Sprott, Inc.	7,085	205,637
	Stelco Holdings, Inc.	9,457	266,508
	Stella-Jones, Inc.	15,153	793,736
	Superior Plus Corp.	55,356	372,034
	Sylogist Ltd.	3,400	17,751
*	Taseko Mines Ltd.	27,426	29,270
	TELUS Corp.	9,628	155,242
	TerraVest Industries, Inc.	2,300	54,301
#	Topaz Energy Corp.	24,519	374,835
	TransAlta Corp.	25,233	184,706
	TransAlta Corp.	52,100	381,334
	Trican Well Service Ltd.	70,244	237,566
*	Trisura Group Ltd.	12,493	274,679
	Vecima Networks, Inc.	800	9,449
*	Viemed Healthcare, Inc.	8,932	56,361
	Wall Financial Corp.	2,300	29,854
*	Wesdome Gold Mines Ltd.	49,200	263,251
	Westshore Terminals Investment Corp.	10,814	182,397
	Winpak Ltd.	7,147	194,607

TOTAL CANADA			26,874,486

DENMARK — (2.2%)
*	ALK-Abello AS	12,314	136,690
	cBrain AS	3,927	101,597
	Chemometec AS	5,545	229,393
#	Gabriel Holding AS	71	3,164
*	GN Store Nord AS	9,276	154,784
	ISS AS	41,616	602,287
#*Ω	Netcompany Group AS	12,248	383,226
*	NKT AS	12,641	635,580
#*	NTG Nordic Transport Group AS, Class A	2,868	113,834
	Ringkjoebing Landbobank AS	7,016	956,272
	Royal Unibrew AS	17,211	1,245,022

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	RTX AS	1,053	$11,128
	Solar AS, Class B	1,204	71,850
	SP Group AS	797	22,607
	Topdanmark AS	15,188	680,788

TOTAL DENMARK			5,348,222

FINLAND — (1.9%)
#*	Alisa Pankki OYJ	1,405	26,538
	Alma Media OYJ	5,579	51,555
	Caverion OYJ	9,518	85,971
	Digia OYJ	2,369	12,538
	eQ OYJ	1,222	18,928
#	Evli OYJ, Class B	1,405	26,549
	F-Secure OYJ	2,601	4,687
#	Gofore OYJ	491	11,381
	Harvia OYJ	5,546	136,663
	Kesko OYJ, Class A	10,408	179,413
	Kesko OYJ, Class B	59,117	999,757
	Marimekko OYJ	7,105	81,992
	Musti Group OYJ	6,003	118,437
	Olvi OYJ, Class A	309	9,147
	Orion OYJ, Class A	7,832	310,896
	Orion OYJ, Class B	27,053	1,076,317
	Ponsse OYJ	1,251	32,879
	Puuilo OYJ	8,188	68,565
*	QT Group OYJ	3,234	189,175
	Revenio Group OYJ	4,875	113,427
	Sanoma OYJ	9,123	70,635
	Scanfil OYJ	1,564	12,628
	Siili Solutions OYJ	628	5,733
#	Talenom OYJ	8,051	43,689
	Tokmanni Group Corp.	13,245	178,855
	Uponor OYJ	13,566	411,017
	Vaisala OYJ, Class A	5,135	174,989
#	Verkkokauppa.com OYJ	7,353	18,925
	Wartsila OYJ Abp	4,718	56,302

TOTAL FINLAND			4,527,588

FRANCE — (4.6%)
	Alten SA	9,179	1,084,297
*	Bastide le Confort Medical	726	16,033
	Beneteau SACA	8,701	104,987
	Catana Group	8,468	51,189
	Equasens	1,255	85,985
	Gaztransport Et Technigaz SA	9,196	1,176,261
*	ID Logistics Group SACA	1,159	314,038
	Infotel SA	775	35,604
	Interparfums SA	3,577	168,970
*	JCDecaux SE	18,514	289,638
	Kaufman & Broad SA	3,850	102,436
#*	La Francaise De L’energie SACA	972	41,350
Ω	La Francaise des Jeux SAEM	29,328	946,031
	Linedata Services	183	10,034
	Metropole Television SA	8,248	103,380
	Nexans SA	7,001	495,945
#*	OVH Groupe SA	2,334	16,655
	Robertet SA	112	91,207
	Seche Environnement SACA	870	89,660

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	SES-imagotag SA	1,195	$119,642
	Societe pour l’Informatique Industrielle	2,947	140,194
*	SOITEC	7,699	1,149,145
	Sopra Steria Group SACA	5,081	912,223
	SPIE SA	14,100	370,795
	Stef SA	198	21,293
	Sword Group	2,139	77,746
	Synergie SE	901	28,266
	Technip Energies NV	37,394	819,293
	Thermador Groupe	1,522	108,174
	Trigano SA	2,126	279,179
*	Ubisoft Entertainment SA	26,647	759,807
Ω	Verallia SA	22,651	736,529
	Wavestone	2,899	131,872

TOTAL FRANCE			10,877,858

GERMANY — (6.1%)
	Adesso SE	769	72,701
*	Adtran Networks SE	3,020	63,884
	All for One Group SE	628	24,336
#	Allgeier SE	2,087	47,127
	Amadeus Fire AG	1,636	188,915
	Atoss Software AG	1,545	326,422
#	Basler AG	3,780	31,246
	Bechtle AG	22,343	998,571
	CENIT AG	2,561	32,170
	Cewe Stiftung & Co. KGAA	581	52,729
	CompuGroup Medical SE & Co. KgaA	9,209	337,666
	CTS Eventim AG & Co. KGaA	16,943	1,025,833
	Dermapharm Holding SE	5,650	218,664
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,652	183,518
	EDAG Engineering Group AG	1,049	13,885
	Elmos Semiconductor SE	2,015	132,226
#*	Encavis AG	31,498	411,320
	Energiekontor AG	2,482	183,478
	Fabasoft AG	987	18,303
	Fielmann Group AG	8,389	361,345
	FUCHS SE	6,923	232,503
	GEA Group AG	32,311	1,105,050
	Gerresheimer AG	7,355	686,024
	GFT Technologies SE	6,257	187,236
	Hawesko Holding SE	669	22,010
*	HelloFresh SE	37,507	820,398
	Hensoldt AG	11,538	341,896
	HOCHTIEF AG	7,085	733,951
	Hugo Boss AG	16,811	983,191
	IVU Traffic Technologies AG	3,749	55,393
	Knaus Tabbert AG	586	26,827
	Krones AG	3,266	318,346
*	MAX Automation SE	399	2,449
#*	Nagarro SE	2,666	188,238
	Nemetschek SE	9,804	732,588
	New Work SE	795	56,900
	Nexus AG	4,574	223,179
	OHB SE	1,950	88,206
	Pfeiffer Vacuum Technology AG	280	43,271
#	PSI Software SE	2,438	57,503
*	PVA TePla AG	5,656	85,994
	Rational AG	809	461,355

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Secunet Security Networks AG	437	$59,379
	Sixt SE	3,550	306,292
*	SMA Solar Technology AG	2,104	129,269
	Stabilus SE	6,308	400,532
	Stemmer Imaging AG	250	6,876
	STRATEC SE	1,348	62,183
	Stroeer SE & Co. KGaA	9,841	450,806
	SUESS MicroTec SE	2,440	42,258
*Ω	TeamViewer SE	40,383	621,339
	USU Software AG	535	9,912
#	VERBIO Vereinigte BioEnergie AG	6,441	217,970
	Washtec AG	3,729	118,136

TOTAL GERMANY			14,601,799

HONG KONG — (2.0%)
	ASMPT Ltd.	86,600	733,463
	Best Mart 360 Holdings Ltd.	42,000	9,665
	Bright Smart Securities & Commodities Group Ltd.	64,000	11,056
*††	Brightoil Petroleum Holdings Ltd.	408,000	0
	Cafe de Coral Holdings Ltd.	104,000	130,986
#*	Cowell e Holdings, Inc.	88,000	211,121
	EC Healthcare	79,000	24,729
	Fairwood Holdings Ltd.	25,500	34,970
#*Ω	Fosun Tourism Group	60,400	51,866
	FSE Lifestyle Services Ltd.	41,000	30,573
#	Giordano International Ltd.	96,000	27,357
*	Gold Fin Holdings	214,000	0
	International Housewares Retail Co. Ltd.	145,000	39,664
	L’Occitane International SA	107,250	275,657
	Man Wah Holdings Ltd.	370,000	229,796
	MECOM Power & Construction Ltd.	204,997	11,133
*††	MH Development NPV	80,000	0
*	NagaCorp Ltd.	324,215	139,268
	PCCW Ltd.	1,096,687	536,759
	Perfect Medical Health Management Ltd.	132,000	62,004
	Plover Bay Technologies Ltd.	128,000	36,545
*	Sa Sa International Holdings Ltd.	134,000	17,494
*Ω	Samsonite International SA	327,900	1,015,545
	SITC International Holdings Co. Ltd.	317,000	488,308
	SUNeVision Holdings Ltd.	211,000	78,483
*	Theme International Holdings Ltd.	800,000	59,352
	Tradelink Electronic Commerce Ltd.	178,000	20,044
	Vitasoy International Holdings Ltd.	182,000	224,529
	VTech Holdings Ltd.	48,100	279,885

TOTAL HONG KONG			4,780,252

IRELAND — (0.4%)
	Glanbia PLC	47,771	752,347
	Irish Continental Group PLC	40,436	184,490

TOTAL IRELAND			936,837

ISRAEL — (0.8%)
	Arad Ltd.	570	8,036
	Danel Adir Yeoshua Ltd.	1,780	127,795
	Delta Galil Ltd.	272	8,607
	Delta Israel Brands Ltd.	658	5,742
	Electra Consumer Products 1970 Ltd.	2,581	37,439
	FMS Enterprises Migun Ltd.	369	11,479

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985 Ltd.	2,161	$122,497
	Formula Systems 1985 Ltd., Sponsored ADR	300	16,875
	Fox Wizel Ltd.	2,273	129,058
	Globrands Ltd.	90	8,637
	Hilan Ltd.	4,043	173,895
#	Hiper Global Ltd.	2,782	7,981
	IDI Insurance Co. Ltd.	816	15,947
	Inrom Construction Industries Ltd.	31,048	73,757
	Lapidoth Capital Ltd.	1,990	26,920
	M Yochananof & Sons Ltd.	700	25,143
	Magic Software Enterprises Ltd.	14,400	144,288
	Malam—Team Ltd.	2,020	27,968
	Matrix IT Ltd.	10,266	173,485
	Max Stock Ltd.	16,993	26,055
	Maytronics Ltd.	8,312	77,327
	Next Vision Stabilized Systems Ltd.	2,016	13,216
#	Novolog Ltd.	80,470	28,345
	One Software Technologies Ltd.	9,774	99,253
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	142,941
	Retailors Ltd.	3,984	69,013
*	Scope Metals Group Ltd.	1,937	49,899
	Tadiran Group Ltd.	920	47,415
*	Tel Aviv Stock Exchange Ltd.	12,091	53,788
	Telsys Ltd.	884	52,950
	Tiv Taam Holdings 1 Ltd.	18,868	27,742
#*	Veridis Environment Ltd.	3,358	17,346
	YH Dimri Construction & Development Ltd.	1,920	103,109

TOTAL ISRAEL			1,953,948

ITALY — (3.8%)
	A2A SpA	91,178	171,140
	Amplifon SpA	35,115	992,471
	Arnoldo Mondadori Editore SpA	50,889	111,520
	Azimut Holding SpA	38,489	810,998
	Banca Generali SpA	20,762	673,507
	BasicNet SpA	6,975	33,432
Ω	BFF Bank SpA	45,285	435,366
	Brembo SpA	36,650	394,343
	Brunello Cucinelli SpA	11,735	943,937
Ω	Carel Industries SpA	9,710	202,425
	DiaSorin SpA	1,541	138,108
Ω	doValue SpA	17,634	60,693
	Gruppo MutuiOnline SpA	3,722	104,782
	Interpump Group SpA	18,929	791,503
	LU-VE SpA	2,501	46,646
	Maire Tecnimont SpA	52,339	243,378
*	Newlat Food SpA	3,674	22,873
	Pharmanutra SpA	1,151	58,872
	Piaggio & C SpA	45,642	122,736
Ω	Piovan SpA	1,843	16,611
Ω	RAI Way SpA	34,041	169,138
	Reply SpA	7,137	673,435
	Salcef Group SpA	1,790	42,498
	Salvatore Ferragamo SpA	20,439	250,070
	Sanlorenzo SpA	3,013	107,218
	Sesa SpA	2,243	226,571
	SOL SpA	12,905	371,381
Ω	Technogym SpA	40,447	304,478
*	Technoprobe SpA	61,659	449,350

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Wiit SpA	494	$7,738
	Zignago Vetro SpA	8,655	113,225

TOTAL ITALY			9,090,443

JAPAN — (24.1%)
	&Do Holdings Co. Ltd.	3,700	24,215
	A&D HOLON Holdings Co. Ltd.	5,300	53,602
	Adastria Co. Ltd.	6,700	140,605
	Ad-sol Nissin Corp.	1,300	13,685
	Adtec Plasma Technology Co. Ltd.	2,500	23,082
	Advance Create Co. Ltd.	200	1,266
#	Adventure, Inc.	800	27,018
	Aeon Delight Co. Ltd.	6,100	134,504
#	Aeon Fantasy Co. Ltd.	2,900	51,896
	Aeon Hokkaido Corp.	9,000	52,366
	Aeon Kyushu Co. Ltd.	1,200	18,413
	Ai Holdings Corp.	10,100	156,352
	Aica Kogyo Co. Ltd.	13,800	317,063
*	Aidma Holdings, Inc.	700	8,167
	Ain Holdings, Inc.	9,000	254,469
#*	Airtrip Corp.	3,700	44,346
#	AIT Corp.	2,500	27,352
#	Alleanza Holdings Co. Ltd.	4,600	30,638
*	AlphaPolis Co. Ltd.	500	7,447
	Altech Corp.	4,470	75,964
	Amano Corp.	14,300	292,096
	Amvis Holdings, Inc.	9,000	153,533
	Anest Iwata Corp.	3,500	26,019
	Anicom Holdings, Inc.	20,000	72,487
	Aoyama Zaisan Networks Co. Ltd.	6,400	44,920
	ARCLANDS Corp.	9,910	106,152
	ARE Holdings, Inc.	21,600	273,452
	Arealink Co. Ltd.	2,200	39,964
	Argo Graphics, Inc.	4,200	92,045
#*	Aruhi Corp.	4,130	22,402
	As One Corp.	9,100	290,016
	Asahi Net, Inc.	7,000	28,437
	Asahi Yukizai Corp.	1,500	36,732
	ASKUL Corp.	13,500	176,234
	Aucnet, Inc.	4,600	53,557
	Avant Group Corp.	7,100	60,032
	Axial Retailing, Inc.	4,400	112,696
	Axxzia, Inc.	2,800	17,917
	AZ-COM MARUWA Holdings, Inc.	12,100	166,057
	Baroque Japan Ltd.	3,100	16,135
	Base Co. Ltd.	1,600	44,906
	Beauty Garage, Inc.	2,600	38,557
#	Beenos, Inc.	1,000	9,474
	Belc Co. Ltd.	3,000	140,703
	Bell System24 Holdings, Inc.	12,200	125,143
	Benefit One, Inc.	21,200	152,012
	Benesse Holdings, Inc.	21,000	248,291
#*	Bengo4.com, Inc.	2,600	72,990
#	Bic Camera, Inc.	25,500	193,059
	BML, Inc.	6,100	115,438
#	Bookoff Group Holdings Ltd.	1,200	8,262
	BrainPad, Inc.	7,500	40,622
	Broadmedia Corp.	2,530	24,443
#	Bushiroad, Inc.	5,200	17,684

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Business Brain Showa-Ota, Inc.	2,200	$30,727
#	Business Engineering Corp.	1,400	31,437
#	BuySell Technologies Co. Ltd.	1,000	23,997
	C Uyemura & Co. Ltd.	2,600	141,167
#	Careerlink Co. Ltd.	2,200	35,810
#	Carenet, Inc.	5,100	29,088
#	Casa, Inc.	2,300	12,469
#	CellSource Co. Ltd.	2,300	27,411
#	Celsys, Inc.	13,300	60,742
	Central Automotive Products Ltd.	3,300	73,909
	Central Security Patrols Co. Ltd.	2,600	44,364
#	Ceres, Inc.	900	5,604
#	Change Holdings, Inc.	8,600	87,742
	Charm Care Corp. KK	5,300	38,677
	Chikaranomoto Holdings Co. Ltd.	2,800	35,025
	CKD Corp.	16,000	201,209
	Colowide Co. Ltd.	22,300	347,212
	Como Co. Ltd.	1,000	18,168
	Computer Engineering & Consulting Ltd.	6,700	69,142
	Comture Corp.	7,600	101,594
	Core Corp.	2,800	31,614
	Cota Co. Ltd.	5,572	60,083
	Create Restaurants Holdings, Inc.	38,100	264,052
	Create SD Holdings Co. Ltd.	8,100	173,703
	Creek & River Co. Ltd.	3,700	48,264
	Cresco Ltd.	4,500	49,258
*	CrowdWorks, Inc.	1,300	10,853
	CTS Co. Ltd.	8,600	37,888
#	Cube System, Inc.	1,300	9,178
	Curves Holdings Co. Ltd.	16,500	71,976
*	Cyber Security Cloud, Inc.	800	10,829
	Cybozu, Inc.	9,500	118,365
	Daicel Corp.	35,900	305,282
	Daihen Corp.	5,700	179,653
	Daiichikosho Co. Ltd.	9,800	144,858
	Daiken Medical Co. Ltd.	3,200	11,269
	Daiki Axis Co. Ltd.	1,700	8,216
#	Daikoku Denki Co. Ltd.	2,300	67,153
	Daikokutenbussan Co. Ltd.	2,100	88,996
	Daiseki Co. Ltd.	14,360	396,587
	Daitron Co. Ltd.	1,900	36,326
	Daiwabo Holdings Co. Ltd.	28,500	541,691
	DD GROUP Co. Ltd.	2,100	19,050
	Dear Life Co. Ltd.	10,300	51,285
	Densan System Holdings Co. Ltd.	2,400	43,356
	Dexerials Corp.	15,700	358,122
	Digital Arts, Inc.	3,900	107,577
	Digital Hearts Holdings Co. Ltd.	4,700	28,609
	Digital Information Technologies Corp.	4,200	44,265
	Dip Corp.	11,000	218,013
	Direct Marketing MiX, Inc.	5,300	14,311
	DMG Mori Co. Ltd.	39,000	645,060
#	Double Standard, Inc.	1,200	11,123
	DTS Corp.	13,600	279,322
	Earth Corp.	3,700	121,706
	EAT&HOLDINGS Co. Ltd.	1,600	21,176
	Ebara Jitsugyo Co. Ltd.	3,600	62,935
	Ebase Co. Ltd.	8,200	35,319
	Eco’s Co. Ltd.	2,700	38,664

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	eGuarantee, Inc.	10,500	$121,286
	E-Guardian, Inc.	1,472	16,226
	Eiken Chemical Co. Ltd.	9,600	94,689
	Elan Corp.	10,000	49,430
	Elecom Co. Ltd.	15,200	172,347
	Elematec Corp.	4,300	48,941
	EM Systems Co. Ltd.	9,000	42,799
	en Japan, Inc.	11,000	164,074
#	Enplas Corp.	1,200	67,151
	Entrust, Inc.	4,400	24,602
	ES-Con Japan Ltd.	6,900	40,268
	F&M Co. Ltd.	1,900	25,703
	FAN Communications, Inc.	8,800	23,522
	Fancl Corp.	17,000	254,159
#*	FDK Corp.	5,900	30,349
	Fibergate, Inc.	4,000	30,161
#	Financial Partners Group Co. Ltd.	13,500	128,238
	FINDEX, Inc.	6,200	34,189
*	Fintech Global, Inc.	19,400	7,363
	Fixstars Corp.	5,000	32,896
	Focus Systems Corp.	1,600	10,510
	Food & Life Cos. Ltd.	29,000	488,788
	Forum Engineering, Inc.	2,900	24,992
#	Forval Corp.	1,800	13,696
	FP Corp.	12,400	238,782
	France Bed Holdings Co. Ltd.	6,400	50,336
	Freebit Co. Ltd.	4,100	28,198
	FTGroup Co. Ltd.	2,600	22,218
#	Fuji Corp.	3,600	40,593
	Fuji Kyuko Co. Ltd.	6,700	189,116
	Fujikura Ltd.	55,700	400,044
	Fujimi, Inc.	10,500	209,599
*	Fujita Kanko, Inc.	1,200	32,981
	Fujitsu General Ltd.	14,000	248,986
	Fukuda Denshi Co. Ltd.	5,200	185,816
	Fukui Computer Holdings, Inc.	3,200	54,937
	Fukushima Galilei Co. Ltd.	3,200	105,937
	FULLCAST Holdings Co. Ltd.	7,500	84,869
	Funai Soken Holdings, Inc.	10,630	174,714
#	Furuya Metal Co. Ltd.	1,400	90,569
	Furyu Corp.	4,600	48,468
	Fuso Chemical Co. Ltd.	5,600	152,163
	Future Corp.	15,400	175,760
	G-7 Holdings, Inc.	8,600	65,672
*	GA Technologies Co. Ltd.	3,600	27,201
	Gakkyusha Co. Ltd.	1,800	24,119
	Gakujo Co. Ltd.	1,800	20,076
#	Genki Sushi Co. Ltd.	3,200	55,672
	Genky DrugStores Co. Ltd.	2,200	83,777
	Geo Holdings Corp.	4,100	64,097
#	Gift Holdings, Inc.	2,400	34,280
	Giken Ltd.	2,301	27,272
	GLOBERIDE, Inc.	4,300	55,493
	GMO Financial Gate, Inc.	1,000	56,063
	GMO Financial Holdings, Inc.	10,300	46,811
#	GMO GlobalSign Holdings KK	1,400	23,621
	GMO internet group, Inc.	15,938	232,133
#*	GNI Group Ltd.	9,700	128,832
	Gokurakuyu Holdings Co. Ltd.	3,700	9,424

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Good Com Asset Co. Ltd.	4,900	$28,278
	Greens Co. Ltd.	2,300	24,059
	gremz, Inc.	3,600	47,742
	GungHo Online Entertainment, Inc.	16,500	248,779
	H.U. Group Holdings, Inc.	12,600	211,756
#	Hakudo Co. Ltd.	1,800	25,608
#	Hakuto Co. Ltd.	2,500	84,542
	Halows Co. Ltd.	3,400	95,518
	Happinet Corp.	4,200	71,122
	Hard Off Corp. Co. Ltd.	3,700	35,946
	Harmonic Drive Systems, Inc.	5,500	119,127
	Hazama Ando Corp.	51,200	396,289
#*	Hennge KK	5,800	38,420
	Himacs Ltd.	720	6,568
	Hioki EE Corp.	3,300	143,438
	Hirose Tusyo, Inc.	400	7,577
	Hitachi Zosen Corp.	42,700	222,748
	Hito Communications Holdings, Inc.	3,100	25,244
	Hokuetsu Industries Co. Ltd.	2,300	29,603
	Honeys Holdings Co. Ltd.	3,200	32,355
	Hoosiers Holdings Co. Ltd.	1,600	11,309
	Horiba Ltd.	8,300	419,659
	Hotland Co. Ltd.	3,900	51,423
#	I K K Holdings, Inc.	2,500	10,734
	IBJ, Inc.	7,600	32,584
	Ichibanya Co. Ltd.	3,164	111,618
	ID Holdings Corp.	3,150	30,050
	Idec Corp.	7,900	141,754
	IDOM, Inc.	22,700	136,601
	I’ll, Inc.	3,200	78,182
	i-mobile Co. Ltd.	8,400	26,153
	Imuraya Group Co. Ltd.	2,200	34,205
*	I-NE Co. Ltd.	1,800	33,779
	I-Net Corp.	3,440	36,692
	Infocom Corp.	7,700	128,212
	Information Services International-Dentsu Ltd.	7,800	264,726
	Insource Co. Ltd.	16,000	94,305
#	Intage Holdings, Inc.	2,900	32,091
#	Intelligent Wave, Inc.	3,700	21,375
	Inter Action Corp.	2,500	17,006
#	IPS, Inc.	2,400	42,142
#	IR Japan Holdings Ltd.	2,900	26,070
	Iriso Electronics Co. Ltd.	5,400	127,485
	I’rom Group Co. Ltd.	2,300	26,237
	ISB Corp.	3,900	36,552
#	Ise Chemicals Corp.	800	38,920
*	Istyle, Inc.	15,800	45,687
*	ITbook Holdings Co. Ltd.	2,800	5,716
	Itfor, Inc.	9,100	63,784
	ITmedia, Inc.	4,100	27,975
	Itoki Corp.	3,600	34,667
	JAC Recruitment Co. Ltd.	5,800	92,579
*	Jade Group, Inc.	3,000	29,031
	Japan Aviation Electronics Industry Ltd.	9,300	175,291
	Japan Best Rescue System Co. Ltd.	6,600	26,268
*	Japan Communications, Inc.	34,900	47,870
	Japan Elevator Service Holdings Co. Ltd.	18,500	245,165
*	Japan Hospice Holdings, Inc.	1,700	25,473
	Japan Lifeline Co. Ltd.	18,600	141,832

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Material Co. Ltd.	22,000	$308,955
	Japan Property Management Center Co. Ltd.	3,500	25,900
	Japan System Techniques Co. Ltd.	2,200	29,883
	Jastec Co. Ltd.	1,200	12,307
	JBCC Holdings, Inc.	5,400	106,596
	JCR Pharmaceuticals Co. Ltd.	5,600	42,859
	JCU Corp.	7,000	152,691
	Jeol Ltd.	12,300	347,270
	JFE Systems, Inc.	800	17,058
#*	JIG-SAW, Inc.	1,700	41,734
#	JINS Holdings, Inc.	4,000	110,419
	J-Lease Co. Ltd.	2,700	33,971
	JM Holdings Co. Ltd.	3,700	50,735
	JP-Holdings, Inc.	20,500	47,820
	J-Stream, Inc.	3,400	8,983
	Justsystems Corp.	10,400	185,333
	Kaga Electronics Co. Ltd.	900	36,014
	Kagome Co. Ltd.	14,900	309,970
	Kakaku.com, Inc.	18,200	175,530
	Kakiyasu Honten Co. Ltd.	3,000	49,243
#	Kamakura Shinsho Ltd.	10,700	41,240
	Kameda Seika Co. Ltd.	4,200	113,519
	Kanamic Network Co. Ltd.	5,200	15,799
	Kansai Food Market Ltd.	1,000	8,925
*	Kappa Create Co. Ltd.	3,100	32,571
	Katitas Co. Ltd.	14,800	197,542
	KeePer Technical Laboratory Co. Ltd.	5,200	196,014
	Keiyo Co. Ltd.	5,300	45,640
	KFC Holdings Japan Ltd.	4,400	87,649
	KH Neochem Co. Ltd.	11,700	177,228
	Kibun Foods, Inc.	1,400	10,835
	Kintetsu Department Store Co. Ltd.	2,000	37,309
	Ki-Star Real Estate Co. Ltd.	2,900	81,700
	Koa Corp.	2,400	23,127
#	Koa Shoji Holdings Co. Ltd.	2,000	9,791
#	Kohoku Kogyo Co. Ltd.	400	12,706
	KOMEDA Holdings Co. Ltd.	14,600	266,413
	Komehyo Holdings Co. Ltd.	2,300	72,185
	Konoshima Chemical Co. Ltd.	2,200	18,550
#	Kosaido Holdings Co. Ltd.	3,400	66,546
	Koshidaka Holdings Co. Ltd.	10,841	77,130
	Kotobuki Spirits Co. Ltd.	22,500	298,777
#	Kotobukiya Co. Ltd.	1,500	20,194
	Kozo Keikaku Engineering, Inc.	1,500	35,578
	Krosaki Harima Corp.	300	18,996
	Kumiai Chemical Industry Co. Ltd.	2,900	21,137
#	Kushikatsu Tanaka Holdings Co., Class C	1,100	12,530
	Kusuri No. Aoki Holdings Co. Ltd.	5,300	347,244
	Kyoritsu Maintenance Co. Ltd.	8,800	336,564
	Kyudenko Corp.	1,200	35,845
	LA Holdings Co. Ltd.	400	12,340
	LAC Co. Ltd.	3,800	18,307
*	Leopalace21 Corp.	48,000	103,253
	Life Corp.	4,400	103,719
	LIKE, Inc.	1,800	16,463
#	Link & Motivation, Inc.	13,500	36,147
	LITALICO, Inc.	6,400	85,992
*	LTS, Inc.	400	7,855
	M&A Capital Partners Co. Ltd.	4,400	79,871

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maeda Kosen Co. Ltd.	6,400	$124,682
#	Management Solutions Co. Ltd.	3,400	59,185
	Mani, Inc.	22,800	310,157
	MarkLines Co. Ltd.	4,100	75,451
#	Marumae Co. Ltd.	3,200	28,551
	Maruwa Co. Ltd.	3,100	543,937
	Marvelous, Inc.	12,200	56,029
	Matsui Securities Co. Ltd.	35,500	176,562
	Max Co. Ltd.	700	11,813
	Maxvalu Tokai Co. Ltd.	500	9,881
	MCJ Co. Ltd.	23,300	167,629
	MEC Co. Ltd.	5,500	124,961
	Medical Data Vision Co. Ltd.	10,100	44,873
*	Medley, Inc.	3,100	89,624
	Meiho Facility Works Ltd.	3,100	15,848
	Meiko Electronics Co. Ltd.	5,600	116,155
	Meitec Group Holdings, Inc.	24,000	422,402
#	Members Co. Ltd.	3,200	25,190
	Menicon Co. Ltd.	18,200	210,993
*	MetaReal Corp.	1,300	10,711
	METAWATER Co. Ltd.	5,600	70,598
	Micronics Japan Co. Ltd.	9,600	145,448
#	Midac Holdings Co. Ltd.	2,400	28,013
	Mie Kotsu Group Holdings, Inc.	3,000	11,197
	Milbon Co. Ltd.	8,960	236,873
	Mimasu Semiconductor Industry Co. Ltd.	4,200	68,107
	Miroku Jyoho Service Co. Ltd.	6,000	61,449
	Mitani Corp.	7,600	69,664
	Mitani Sekisan Co. Ltd.	2,300	69,345
	Mitsubishi Logisnext Co. Ltd.	8,200	64,332
	Mitsubishi Research Institute, Inc.	2,000	64,656
#	Mitsui High-Tec, Inc.	4,700	198,446
	Mitsui-Soko Holdings Co. Ltd.	3,300	93,996
	Miyaji Engineering Group, Inc.	1,100	22,206
#	Mizuho Medy Co. Ltd.	1,000	19,844
#	Monex Group, Inc.	42,700	187,802
	Monogatari Corp.	9,900	268,097
	Morinaga & Co. Ltd.	9,800	353,430
	Morinaga Milk Industry Co. Ltd.	9,300	362,746
	Morozoff Ltd.	900	22,371
	m-up Holdings, Inc.	11,300	91,505
#	NAC Co. Ltd.	2,300	14,790
	Nagano Keiki Co. Ltd.	3,000	46,544
	Nagase Brothers, Inc.	900	11,165
	Nagatanien Holdings Co. Ltd.	2,700	40,823
	Nagawa Co. Ltd.	1,900	77,288
	Naigai Trans Line Ltd.	2,600	40,759
	Nakanishi, Inc.	20,400	448,050
	NEC Networks & System Integration Corp.	17,200	232,779
	NET One Systems Co. Ltd.	23,900	364,784
	New Art Holdings Co. Ltd.	3,290	38,023
#	Nextage Co. Ltd.	13,500	186,520
*	NexTone, Inc.	1,900	17,250
	Nichias Corp.	14,000	277,756
	Nichicon Corp.	7,400	61,848
#	Nihon Dempa Kogyo Co. Ltd.	4,200	34,108
	Nihon Kohden Corp.	2,300	54,323
	Nihon M&A Center Holdings, Inc.	74,300	339,350
	Nippon Air Conditioning Services Co. Ltd.	6,700	34,027

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Aqua Co. Ltd.	3,900	$24,433
	Nippon Computer Dynamics Co. Ltd.	1,900	11,327
	Nippon Concept Corp.	1,800	21,212
	Nippon Gas Co. Ltd.	38,300	575,630
	Nippon Kanzai Holdings Co. Ltd.	1,300	21,550
	Nippon Parking Development Co. Ltd.	74,700	105,765
	Nippon Pillar Packing Co. Ltd.	6,900	172,224
#	Nishimatsuya Chain Co. Ltd.	12,300	157,982
	Nissei ASB Machine Co. Ltd.	2,700	83,324
	Nisso Holdings Co. Ltd.	8,200	41,312
	Nittoc Construction Co. Ltd.	4,800	33,463
	Noevir Holdings Co. Ltd.	4,800	168,353
	Nomura Micro Science Co. Ltd.	2,500	128,165
	NS Tool Co. Ltd.	1,700	12,192
	NSD Co. Ltd.	19,600	341,018
	NSW, Inc.	2,200	39,664
	Oat Agrio Co. Ltd.	1,200	14,932
	Obara Group, Inc.	1,500	35,996
	Oenon Holdings, Inc.	4,100	10,856
	Ohba Co. Ltd.	2,300	13,941
	Ohsho Food Service Corp.	4,000	184,899
#*	Oisix ra daichi, Inc.	7,800	59,355
	Okamoto Machine Tool Works Ltd.	1,200	45,658
	Okamura Corp.	800	11,389
	Okinawa Cellular Telephone Co.	8,600	181,895
	Ootoya Holdings Co. Ltd.	400	13,658
	Open Up Group, Inc.	9,000	111,635
	Optex Group Co. Ltd.	10,620	119,386
*	Optim Corp.	4,900	26,738
	Optorun Co. Ltd.	9,400	108,741
	Organo Corp.	6,200	204,419
	Oro Co. Ltd.	2,900	39,797
	Osaka Organic Chemical Industry Ltd.	3,900	66,208
	Osaka Soda Co. Ltd.	3,300	193,811
#	OSAKA Titanium Technologies Co. Ltd.	7,700	164,391
	OSG Corp.	21,200	241,904
	Outsourcing, Inc.	33,000	245,220
	PAL GROUP Holdings Co. Ltd.	10,800	139,696
	Paramount Bed Holdings Co. Ltd.	9,100	155,043
*	Park24 Co. Ltd.	33,300	375,151
	Pasona Group, Inc.	7,000	62,619
	PCI Holdings, Inc.	2,900	20,043
*	PeptiDream, Inc.	23,300	169,853
	Pharma Foods International Co. Ltd.	4,100	36,234
#	PHC Holdings Corp.	1,100	10,403
*	PIA Corp.	1,300	30,396
	Pigeon Corp.	35,300	374,811
	Pilot Corp.	8,200	278,271
	Plus Alpha Consulting Co. Ltd.	1,600	25,740
	Pole To Win Holdings, Inc.	9,500	29,363
	Poppins Corp.	800	6,402
*	Port, Inc.	1,000	12,030
	Premium Group Co. Ltd.	10,200	109,402
	Premium Water Holdings, Inc.	800	15,739
	Prestige International, Inc.	32,400	131,515
	Prima Meat Packers Ltd.	5,400	82,157
	Pronexus, Inc.	3,800	29,595
	Pro-Ship, Inc.	2,600	22,469
	Proto Corp.	7,500	61,277

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	QB Net Holdings Co. Ltd.	3,900	$42,924
	Qol Holdings Co. Ltd.	5,000	57,715
	Quick Co. Ltd.	3,900	52,342
#	Raccoon Holdings, Inc.	5,900	27,956
	Raito Kogyo Co. Ltd.	13,600	176,037
#*	Raksul, Inc.	7,300	61,348
	Raysum Co. Ltd.	1,200	25,857
	Relo Group, Inc.	29,300	290,483
	Renaissance, Inc.	1,700	9,906
*	RENOVA, Inc.	11,600	83,448
	Resorttrust, Inc.	25,100	361,192
	Ride On Express Holdings Co. Ltd.	2,800	19,270
	Riken Keiki Co. Ltd.	2,900	118,826
	Ringer Hut Co. Ltd.	2,200	33,598
	Riso Kyoiku Co. Ltd.	32,700	54,873
	Rix Corp.	800	17,133
	Roland Corp.	4,300	124,330
	Roland DG Corp.	2,500	54,702
	Rorze Corp.	3,901	290,247
	Round One Corp.	62,600	227,082
#	Royal Holdings Co. Ltd.	5,400	92,032
	RS Technologies Co. Ltd.	4,000	63,394
	Saison Information Systems Co. Ltd.	1,200	15,093
	Sakai Moving Service Co. Ltd.	6,800	116,062
#	Sakura Internet, Inc.	8,700	67,268
	Samco, Inc.	900	24,936
	Sangetsu Corp.	8,500	159,740
	Sanken Electric Co. Ltd.	5,800	288,470
	Sankyo Frontier Co. Ltd.	1,500	38,331
	Sankyu, Inc.	8,100	243,892
	Santec Holdings Corp.	900	14,833
	Sapporo Holdings Ltd.	9,400	330,937
	Sato Foods Co. Ltd.	600	21,394
	Sato Holdings Corp.	4,500	60,438
	SB Technology Corp.	3,600	53,425
	SBI Global Asset Management Co. Ltd.	12,700	45,332
	SBS Holdings, Inc.	5,900	104,745
	Scroll Corp.	3,100	19,353
	Seed Co. Ltd.	3,000	15,655
	Seiren Co. Ltd.	12,200	180,974
	SEMITEC Corp.	2,400	31,054
	Senko Group Holdings Co. Ltd.	21,600	148,819
	Senshu Electric Co. Ltd.	3,300	67,892
	Seria Co. Ltd.	14,476	200,643
	Shibaura Electronics Co. Ltd.	2,200	82,238
	Shibaura Mechatronics Corp.	3,600	155,503
#	Shidax Corp.	10,000	48,361
	Shin Maint Holdings Co. Ltd.	2,600	27,514
#	Shin Nippon Biomedical Laboratories Ltd.	7,800	86,930
	Shin-Etsu Polymer Co. Ltd.	2,300	20,874
	Shinnihonseiyaku Co. Ltd.	4,000	39,251
	Ship Healthcare Holdings, Inc.	20,100	310,326
	SHO-BOND Holdings Co. Ltd.	4,100	161,470
	Shoei Co. Ltd.	15,400	205,186
	SIGMAXYZ Holdings, Inc.	9,800	91,407
*	Simplex Holdings, Inc.	3,900	65,505
	SK-Electronics Co. Ltd.	500	9,427
	SMS Co. Ltd.	19,900	315,771
#	Snow Peak, Inc.	9,400	62,916

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Softcreate Holdings Corp.	5,000	$56,614
	Software Service, Inc.	800	45,583
	Solasto Corp.	14,600	56,766
	Soliton Systems KK	3,900	28,515
	Sparx Group Co. Ltd.	7,020	67,204
#	S-Pool, Inc.	25,300	58,499
#	Sprix, Inc.	1,600	8,500
	SRA Holdings	3,100	67,158
	Star Micronics Co. Ltd.	5,000	60,111
	Starts Corp., Inc.	7,800	148,143
	St-Care Holding Corp.	4,300	24,026
	Step Co. Ltd.	1,600	18,430
	STI Foods Holdings, Inc.	800	21,309
	Strike Co. Ltd.	3,100	75,865
#	Studio Alice Co. Ltd.	3,200	43,602
	Suzuden Corp.	1,300	18,386
	System D, Inc.	800	6,903
*	System Information Co. Ltd.	5,300	32,784
	System Research Co. Ltd.	1,000	21,516
	System Support, Inc.	1,700	22,071
	Systems Engineering Consultants Co. Ltd.	600	14,372
	Systena Corp.	78,000	132,787
	Syuppin Co. Ltd.	8,200	56,327
	Taiyo Holdings Co. Ltd.	10,500	171,244
	Takara & Co. Ltd.	2,200	34,996
	Takara Bio, Inc.	15,200	134,046
	Takara Holdings, Inc.	37,000	308,421
	Take & Give Needs Co. Ltd.	3,600	22,424
	Takeuchi Manufacturing Co. Ltd.	11,300	322,401
#	Tama Home Co. Ltd.	5,500	124,274
	Tamron Co. Ltd.	5,400	147,005
	Tay Two Co. Ltd.	17,700	16,226
	Tazmo Co. Ltd.	4,100	70,780
	TDC Soft, Inc.	5,100	53,186
	TechMatrix Corp.	11,600	114,638
	TechnoPro Holdings, Inc.	3,500	69,338
	Tecnos Japan, Inc.	3,800	17,153
	Tenpos Holdings Co. Ltd.	1,600	29,004
	Tera Probe, Inc.	500	14,820
	Tess Holdings Co. Ltd.	7,000	22,092
	T-Gaia Corp.	5,700	67,890
	TKC Corp.	8,200	191,281
#*	TKP Corp.	4,000	54,432
	Tocalo Co. Ltd.	21,500	194,333
	Toho Co. Ltd.	1,400	28,368
	Toho System Science Co. Ltd.	2,400	17,945
#	Toho Titanium Co. Ltd.	10,500	136,981
	TOKAI Holdings Corp.	29,500	190,249
	Tokyo Base Co. Ltd.	6,300	12,236
	Tokyo Electron Device Ltd.	6,900	177,078
	Tokyo Individualized Educational Institute, Inc.	9,500	31,602
	Tokyo Ohka Kogyo Co. Ltd.	7,200	416,021
	Tokyo Seimitsu Co. Ltd.	11,500	537,572
	Tokyo Steel Manufacturing Co. Ltd.	15,800	182,618
	Tokyotokeiba Co. Ltd.	5,500	142,428
	Tomy Co. Ltd.	25,400	350,332
	Topcon Corp.	26,700	243,472
	Toridoll Holdings Corp.	13,600	329,109
	Torikizoku Holdings Co. Ltd.	600	11,808

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Torishima Pump Manufacturing Co. Ltd.	2,400	$30,368
	Tosei Corp.	5,300	62,628
	Toshiba TEC Corp.	7,100	154,337
	Totech Corp.	1,100	34,900
	Toukei Computer Co. Ltd.	300	12,090
	Towa Corp.	3,713	127,356
#	Toyo Gosei Co. Ltd.	2,000	83,220
	Traders Holdings Co. Ltd.	8,020	33,408
	Trancom Co. Ltd.	2,100	96,478
	Transaction Co. Ltd.	4,000	51,685
	Transcosmos, Inc.	7,300	148,657
	Treasure Factory Co. Ltd.	2,600	20,522
	Trenders, Inc.	1,600	12,469
	Tri Chemical Laboratories, Inc.	7,700	163,765
	Tsuburaya Fields Holdings, Inc.	9,600	104,519
	Tsugami Corp.	10,300	73,799
	Tsuzuki Denki Co. Ltd.	1,000	14,271
	Ubicom Holdings, Inc.	2,100	16,115
	ULS Group, Inc.	700	21,513
	Ultrafabrics Holdings Co. Ltd.	2,200	19,092
	Ulvac, Inc.	13,700	471,131
	United Arrows Ltd.	5,000	63,820
	UNITED, Inc.	3,500	21,145
	Usen-Next Holdings Co. Ltd.	4,800	110,100
	User Local, Inc.	2,500	26,146
*	UT Group Co. Ltd.	8,900	109,931
	Valqua Ltd.	6,500	160,357
*	VALTES HOLDINGS Co. Ltd.	1,500	8,126
	Value HR Co. Ltd.	4,800	40,755
	ValueCommerce Co. Ltd.	5,000	41,564
	Valuence Holdings, Inc.	800	8,219
#	V-Cube, Inc.	8,500	20,213
	Vector, Inc.	12,500	88,489
	Vertex Corp.	6,000	54,300
	VINX Corp.	1,200	9,367
*	Vision, Inc.	9,800	87,175
*	Visional, Inc.	5,600	274,485
	VT Holdings Co. Ltd.	19,500	65,665
	Wacom Co. Ltd.	10,200	35,165
	Wakachiku Construction Co. Ltd.	1,300	26,098
	Warabeya Nichiyo Holdings Co. Ltd.	1,300	29,865
	Waseda Academy Co. Ltd.	3,700	34,111
	Watahan & Co. Ltd.	3,300	29,077
	Watami Co. Ltd.	2,600	19,511
	WDB Holdings Co. Ltd.	2,100	29,811
	Weathernews, Inc.	2,000	78,330
	Wellnet Corp.	5,700	20,500
	West Holdings Corp.	7,315	161,410
	Will Group, Inc.	5,900	42,507
*	WingArc1st, Inc.	4,200	75,135
	World Holdings Co. Ltd.	2,400	36,804
	YAKUODO Holdings Co. Ltd.	3,100	57,100
	YAMADA Consulting Group Co. Ltd.	4,700	48,899
	Yamaichi Electronics Co. Ltd.	4,500	52,049
#	YA-MAN Ltd.	12,700	89,415
	Yaoko Co. Ltd.	4,900	252,263
	Yashima Denki Co. Ltd.	1,300	10,526
	Yonex Co. Ltd.	14,600	158,174
	Yoshinoya Holdings Co. Ltd.	19,900	465,073

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yotai Refractories Co. Ltd.	3,800	$36,284
	Yukiguni Maitake Co. Ltd.	6,000	35,593
	ZERIA Pharmaceutical Co. Ltd.	5,400	71,740
	ZIGExN Co. Ltd.	10,500	33,523

TOTAL JAPAN			57,360,504

NETHERLANDS — (2.1%)
#*Ω	Alfen NV	6,396	201,634
	AMG Critical Materials NV	6,921	180,496
	Arcadis NV	14,235	601,639
*Ω	Basic-Fit NV	561	14,351
	BE Semiconductor Industries NV	19,776	2,042,855
	Beter Bed Holding NV	5,725	36,500
	Brunel International NV	781	10,889
	IMCD NV	3,763	453,049
*	InPost SA	32,720	323,758
	Nedap NV	1,373	82,838
#	OCI NV	23,545	548,617
	TKH Group NV	11,993	438,691

TOTAL NETHERLANDS			4,935,317

NEW ZEALAND — (0.3%)
	AFT Pharmaceuticals Ltd.	3,631	7,081
	Air New Zealand Ltd.	183,658	71,678
#	Briscoe Group Ltd.	6,337	16,576
	Channel Infrastructure NZ Ltd.	24,178	20,158
	Chorus Ltd.	28,670	119,920
	Freightways Group Ltd.	33,273	144,497
	Hallenstein Glasson Holdings Ltd.	11,317	37,956
	Heartland Group Holdings Ltd.	2,064	1,842
	NZME Ltd.	11,793	5,703
	NZX Ltd.	68,963	40,208
	PGG Wrightson Ltd.	5,698	10,602
	Rakon Ltd.	19,585	8,002
#	Restaurant Brands New Zealand Ltd.	7,481	16,395
	Skellerup Holdings Ltd.	60,070	158,228
	Warehouse Group Ltd.	17,853	17,879

TOTAL NEW ZEALAND			676,725

NORWAY — (1.1%)
	ABG Sundal Collier Holding ASA	142,755	64,710
	AF Gruppen ASA	4,408	45,934
	Atea ASA	22,915	238,431
*	BLUENORD ASA	5,887	312,826
	Borregaard ASA	19,011	258,008
	Bouvet ASA	23,439	113,059
#*Ω	Crayon Group Holding ASA	6,491	37,515
Ω	Elmera Group ASA	8,325	17,782
	Elopak ASA	17,212	35,139
Ω	Europris ASA	44,317	251,181
*	Gaming Innovation Group, Inc.	13,083	31,829
*	Kahoot! ASA	48,671	152,459
Ω	Kid ASA	9,010	73,361
	Kitron ASA	55,251	145,933
	Medistim ASA	4,290	74,134
Ω	Multiconsult ASA	5,352	62,004
	Odfjell Technology Ltd.	4,019	19,976
Ω	Okeanis Eco Tankers Corp.	1,190	34,314

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	PGS ASA	146,746	$133,353
	Protector Forsikring ASA	15,734	246,440
	Rana Gruber ASA, Class A	2,989	16,606
*Ω	Shelf Drilling Ltd.	30,846	82,959
	Veidekke ASA	30,427	262,531

TOTAL NORWAY			2,710,484

PORTUGAL — (0.3%)
	Altri SGPS SA	18,585	89,896
	Corticeira Amorim SGPS SA	980	9,518
	CTT-Correios de Portugal SA	31,173	118,921
	Navigator Co. SA	55,123	219,436
	NOS SGPS SA	76,360	279,142

TOTAL PORTUGAL			716,913

SINGAPORE — (0.8%)
	AEM Holdings Ltd.	84,000	212,338
	Aztech Global Ltd.	45,500	29,898
*††	Best World International Ltd.	24,210	29,884
	Delfi Ltd.	68,200	61,360
#	DFI Retail Group Holdings Ltd.	51,000	108,784
	Dyna-Mac Holdings Ltd.	157,800	35,824
	First Resources Ltd.	145,500	160,650
	Food Empire Holdings Ltd.	48,100	38,638
	Frencken Group Ltd.	56,500	43,055
	Grand Venture Technology Ltd.	19,100	6,835
	Hour Glass Ltd.	64,000	77,092
	HRnetgroup Ltd.	67,400	33,940
	iFAST Corp. Ltd.	25,400	122,610
	Micro-Mechanics Holdings Ltd.	15,800	20,810
	Nanofilm Technologies International Ltd.	72,100	49,088
	Propnex Ltd.	98,100	57,719
	Q&M Dental Group Singapore Ltd.	87,720	14,437
	Raffles Medical Group Ltd.	223,700	194,646
*	RH PetroGas Ltd.	105,400	14,578
	Riverstone Holdings Ltd.	84,500	36,447
	Sheng Siong Group Ltd.	206,900	234,248
	Silverlake Axis Ltd.	154,600	30,499
	StarHub Ltd.	158,800	119,562
	Thomson Medical Group Ltd.	620,100	24,520
	UMS Holdings Ltd.	197,175	180,306
	Vicom Ltd.	33,700	31,768

TOTAL SINGAPORE			1,969,536

SPAIN — (2.2%)
*	Amper SA	159,599	17,258
	Applus Services SA	30,929	325,867
	Cia de Distribucion Integral Logista Holdings SA	22,729	558,115
	CIE Automotive SA	16,910	431,152
	Construcciones y Auxiliar de Ferrocarriles SA	738	22,045
*	Distribuidora Internacional de Alimentacion SA	1,732,678	22,400
	Elecnor SA	4,447	74,727
	Enagas SA	4,513	75,497
	Ence Energia y Celulosa SA	10,540	31,530
	Faes Farma SA	68,688	215,756
	Fluidra SA	14,636	258,043
Ω	Global Dominion Access SA	23,540	76,580
	Indra Sistemas SA	39,692	557,323

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Laboratorios Farmaceuticos Rovi SA	6,557	$350,663
*	Melia Hotels International SA	33,213	184,780
Ω	Prosegur Cash SA	118,184	64,345
	Renta 4 Banco SA	926	10,101
	Sacyr SA	158,925	458,908
*	Solaria Energia y Medio Ambiente SA	21,705	325,588
*	Tecnicas Reunidas SA	5,607	49,451
	Tubacex SA	9,497	28,258
	Vidrala SA	5,458	405,659
	Viscofan SA	12,192	704,771

TOTAL SPAIN			5,248,817

SWEDEN — (2.0%)
	Addnode Group AB	31,624	197,118
	AQ Group AB	1,372	55,579
	Beijer Alma AB	10,323	164,253
	Betsson AB, Class B	10,959	110,295
*	Better Collective AS	5,110	123,492
	Bilia AB, Class A	17,266	160,435
Ω	Bravida Holding AB	19,235	120,351
#	BTS Group AB, Class B	498	11,775
	Bufab AB	8,404	199,793
*	Camurus AB	433	12,978
	Cellavision AB	3,860	46,882
	Clas Ohlson AB, Class B	9,621	101,057
	Concentric AB	7,855	110,364
Ω	Coor Service Management Holding AB	27,066	93,265
	Dedicare AB, Class B	2,013	17,581
	Electrolux Professional AB, Class B	55,121	222,999
	Ework Group AB	2,192	22,384
#	Fenix Outdoor International AG	1,047	62,128
	G5 Entertainment AB	2,571	33,299
*Ω	Green Landscaping Group AB	5,723	29,864
	Hanza AB	3,595	22,590
	Hemnet Group AB	15,238	264,664
#	Hexatronic Group AB	17,298	40,397
	HMS Networks AB	6,568	217,853
#	Instalco AB	46,026	128,848
	INVISIO AB	4,851	73,118
	Lime Technologies AB	2,918	74,822
*	Medcap AB	1,067	27,213
	Micro Systemation AB, Class B	3,597	17,553
	Momentum Group AB	1,446	12,546
	NCAB Group AB	37,830	181,072
	Nederman Holding AB	4,197	59,048
	Nolato AB, Class B	46,027	203,585
	Nordic Waterproofing Holding AB	1,935	27,970
*	Note AB	4,907	64,320
	OEM International AB, Class B	20,968	136,315
*	OX2 AB, Class A	11,860	47,960
	Prevas AB, Class B	2,095	17,475
	Proact IT Group AB	6,525	45,322
*	RaySearch Laboratories AB	7,143	53,323
	Rvrc Holding AB	7,147	24,719
*Ω	Scandic Hotels Group AB	42,995	144,912
#	SinterCast AB	1,167	10,780
	SkiStar AB	9,997	95,109
	Softronic AB, Class B	7,712	11,403
	Systemair AB	21,801	119,739

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Troax Group AB	11,120	$178,241
#*	Truecaller AB, Class B	43,685	105,720
	Vitec Software Group AB, Class B	8,760	349,612
	Volati AB	3,354	25,217
	XANO Industri AB, Class B	5,046	37,559

TOTAL SWEDEN			4,714,897

SWITZERLAND — (7.8%)
	Accelleron Industries AG	14,719	363,546
	APG SGA SA	486	90,412
*	Aryzta AG	322,082	590,314
	Ascom Holding AG	10,301	106,643
	Barry Callebaut AG	318	482,151
*	Basilea Pharmaceutica AG	1,329	51,728
	Belimo Holding AG	3,044	1,281,576
	Bossard Holding AG, Class A	1,813	374,220
	Bucher Industries AG	599	213,823
	Burckhardt Compression Holding AG	999	506,414
	Burkhalter Holding AG	191	17,866
	Coltene Holding AG	1,298	91,029
	Comet Holding AG	2,164	425,627
	Daetwyler Holding AG	1,738	307,516
	DKSH Holding AG	3,341	204,589
	dormakaba Holding AG	989	452,064
*	Dufry AG	23,523	824,581
	Emmi AG	646	609,962
	Forbo Holding AG	335	369,450
	Georg Fischer AG	25,875	1,342,689
	Inficon Holding AG	583	631,030
	Interroll Holding AG	219	577,365
	Kardex Holding AG	2,288	442,354
	Komax Holding AG	489	97,080
	LEM Holding SA	156	315,860
Ω	Medacta Group SA	2,186	251,013
	Meier Tobler Group AG	224	7,710
	Mobilezone Holding AG	14,625	222,307
	Orior AG	2,145	175,224
*Ω	Sensirion Holding AG	1,080	80,871
	SFS Group AG	5,125	512,720
	Siegfried Holding AG	1,437	1,139,568
	SKAN Group AG	545	41,131
#	Stadler Rail AG	10,448	353,500
	Sulzer AG	3,893	321,294
	Swissquote Group Holding SA	2,538	487,483
	Temenos AG	20,126	1,449,989
Ω	VAT Group AG	5,642	2,000,763
	VZ Holding AG	4,613	453,717
	Ypsomed Holding AG	697	192,093

TOTAL SWITZERLAND			18,459,272

UNITED KINGDOM — (12.8%)
	4imprint Group PLC	7,342	449,340
	AG Barr PLC	30,538	182,502
	AJ Bell PLC	81,220	250,119
Ω	Alfa Financial Software Holdings PLC	29,356	53,541
*	AO World PLC	33,653	34,227
	Argentex Group PLC	10,211	9,743
	Ashtead Technology Holdings PLC	3,239	18,933

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Babcock International Group PLC	201,649	$959,451
	Britvic PLC	88,023	897,886
	Bytes Technology Group PLC	60,390	361,478
	Clarkson PLC	5,690	183,083
	Coats Group PLC	431,804	354,816
	Computacenter PLC	24,476	765,550
	Cranswick PLC	14,099	599,459
	CVS Group PLC	22,169	395,808
*	Darktrace PLC	18,079	77,147
	Diploma PLC	30,356	1,052,467
	Domino’s Pizza Group PLC	83,777	349,568
	dotdigital group PLC	83,924	73,560
	Dr Martens PLC	114,243	161,975
	Dunelm Group PLC	37,158	440,691
#	Energean PLC	33,033	342,053
*	Ergomed PLC	10,026	163,312
	FDM Group Holdings PLC	26,704	141,673
	Fevertree Drinks PLC	7,147	87,356
	Foresight Group Holdings Ltd.	5,373	24,045
*	Frasers Group PLC	45,280	442,521
	Games Workshop Group PLC	8,702	1,046,263
	Gamma Communications PLC	20,925	266,612
	Greggs PLC	33,984	980,222
	Hargreaves Lansdown PLC	76,007	654,606
	Hays PLC	380,958	446,426
	Hikma Pharmaceuticals PLC	29,954	694,020
	Hill & Smith PLC	21,333	427,643
	Hilton Food Group PLC	17,406	138,406
	Hollywood Bowl Group PLC	42,980	130,606
	Howden Joinery Group PLC	115,258	895,105
	IDOX PLC	94,139	70,905
	IMI PLC	53,225	950,547
	Impax Asset Management Group PLC	29,072	136,416
	Inchcape PLC	109,083	884,387
*	Indivior PLC	47,014	901,383
	IntegraFin Holdings PLC	79,159	210,702
	ITV PLC	316,781	246,656
*	IWG PLC	220,696	354,111
*	J D Wetherspoon PLC	16,750	128,743
	James Halstead PLC	93,307	217,517
	Johnson Service Group PLC	41,187	64,154
	Kainos Group PLC	29,736	406,073
	Kitwave Group PLC	2,849	8,667
Ω	Luceco PLC	32,411	44,155
	Macfarlane Group PLC	22,063	27,012
	Man Group PLC	280,947	751,150
	Me Group International PLC	62,186	106,110
	Midwich Group PLC	13,083	61,553
	Mitie Group PLC	330,644	396,856
	Moneysupermarket.com Group PLC	138,937	438,441
	Morgan Advanced Materials PLC	106,291	291,223
	Morgan Sindall Group PLC	2,154	49,331
	Mortgage Advice Bureau Holdings Ltd.	4,382	30,153
*	Motorpoint group PLC	20,730	19,953
	Next 15 Group PLC	23,661	181,782
	Ninety One PLC	94,720	182,222
	Oxford Instruments PLC	15,187	333,182
	Pagegroup PLC	100,653	461,261
	PayPoint PLC	22,767	147,673

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Plus500 Ltd.	27,850	$477,755
	Polar Capital Holdings PLC	20,109	102,065
	Porvair PLC	1,852	12,165
	QinetiQ Group PLC	108,838	438,764
	Record PLC	14,254	11,507
	Renew Holdings PLC	19,291	167,693
*	Renewi PLC	5,510	39,362
	Renishaw PLC	8,514	319,887
*	Renold PLC	27,285	9,284
	Robert Walters PLC	10,701	49,146
	Rotork PLC	221,063	790,504
	RS Group PLC	97,423	803,976
	Savills PLC	2,075	19,878
	Serco Group PLC	185,303	321,950
	Softcat PLC	31,739	488,942
	Spirent Communications PLC	193,208	228,913
*	SSP Group PLC	178,241	390,095
	SThree PLC	44,534	190,120
	Strix Group PLC	8,187	5,780
*††	Studio Retail Group PLC	9,958	0
	Tate & Lyle PLC	87,137	668,619
	Tatton Asset Management PLC	9,729	54,477
	TClarke PLC	14,286	21,006
	Team Internet Group PLC	11,709	17,611
	Telecom Plus PLC	19,182	359,590
	TEN Entertainment Group PLC	3,345	12,023
	Topps Tiles PLC	24,408	14,042
*	Victoria PLC	1,684	6,592
	Victrex PLC	24,116	404,034
	Volex PLC	37,634	129,406
	Volution Group PLC	65,907	290,737
*Ω	Watches of Switzerland Group PLC	58,952	359,936
	WH Smith PLC	33,990	480,085
	Wickes Group PLC	63,973	99,826
	Wilmington PLC	4,671	18,564
	Wincanton PLC	36,308	111,618

TOTAL UNITED KINGDOM			30,570,483

TOTAL COMMON STOCKS			230,601,650

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	FUCHS SE, 2.791%	16,206	658,207
	Sixt SE, 11.166%	4,290	247,178

TOTAL GERMANY			905,385

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	European Lithium Ltd. Warrants 03/31/2025	31,498	130

SPAIN — (0.0%)
*	Vidrala SA Rights 11/08/2023	5,458	20,126

TOTAL RIGHTS/WARRANTS			20,256

TOTAL INVESTMENT SECURITIES (Cost $240,481,129)			231,527,291

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	574,791	$6,648,606

TOTAL INVESTMENTS — (100.0%) (Cost $247,129,838)		$238,175,897

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	—	$17,701,143	$35,281		$17,736,424
Austria	$26,975	2,680,287	—		2,707,262
Belgium	389,068	3,414,515	—		3,803,583
Canada	26,719,244	155,242	—		26,874,486
Denmark	—	5,348,222	—		5,348,222
Finland	—	4,527,588	—		4,527,588
France	—	10,877,858	—		10,877,858
Germany	88,206	14,513,593	—		14,601,799
Hong Kong	—	4,780,252	—		4,780,252
Ireland	—	936,837	—		936,837
Israel	161,163	1,792,785	—		1,953,948
Italy	—	9,090,443	—		9,090,443
Japan	—	57,360,504	—		57,360,504
Netherlands	—	4,935,317	—		4,935,317
New Zealand	—	676,725	—		676,725
Norway	—	2,710,484	—		2,710,484
Portugal	—	716,913	—		716,913
Singapore	—	1,939,652	29,884		1,969,536
Spain	—	5,248,817	—		5,248,817
Sweden	—	4,714,897	—		4,714,897
Switzerland	—	18,459,272	—		18,459,272
United Kingdom	—	30,570,483	—		30,570,483
Preferred Stocks
Germany	—	905,385	—		905,385
Rights/Warrants
Australia	—	130	—		130
Spain	—	20,126	—		20,126
Securities Lending Collateral	—	6,648,606	—		6,648,606

TOTAL	$27,384,656	$210,726,076	$65,165	^	$238,175,897

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the thirty-seven portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of each of the portfolios listed in the table below (thirty-seven of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

DFA Global Real Estate Securities Portfolio

DFA International Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

DFA Real Estate Securities Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Social Core Equity Portfolio

Emerging Markets Sustainability Core 1 Portfolio

International Core Equity Portfolio

International High Relative Profitability Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

International Social Core Equity Portfolio

International Sustainability Core 1 Portfolio

International Vector Equity Portfolio

Large Cap International Portfolio

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

U.S. High Relative Profitability Portfolio

U.S. Large Cap Equity Portfolio

U.S. Large Cap Growth Portfolio

U.S. Micro Cap Portfolio

U.S. Small Cap Growth Portfolio

U.S. Small Cap Portfolio

U.S. Small Cap Value Portfolio

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

U.S. Targeted Value Portfolio

U.S. Vector Equity Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021, 2020, and 2019

Emerging Markets Targeted Value Portfolio U.S. Sustainability Targeted Value Portfolio	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For each of the periods indicated therein.

Emerging Markets ex China Core Equity Portfolio	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period November 15, 2021 (commencement of operations) through October 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (nine of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

2

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: January 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: January 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: January 8, 2024

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: January 5, 2024